UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company
SA	Special Assessment
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$956.10	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$950.80	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$827.00	0.27%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$752.90	0.47%	$2.05
Class R2 Shares	$1,000.00	$752.50	0.62%	$2.70
Institutional Class Shares	$1,000.00	$753.10	0.37%	$1.61
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.53	0.47%	$2.36
Class R2 Shares	$1,000.00	$1,021.78	0.62%	$3.12
Institutional Class Shares	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$757.10	0.52%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$919.20	0.19%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$906.50	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$824.20	0.32%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$815.30	0.37%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$789.10	0.52%	$2.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.28	0.52%	$2.61
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$984.30	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$827.90	0.18%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio

Corporate	34.8%
Government	27.6%
Foreign Corporate	27.5%
Foreign Government	9.5%
Supranational	0.6%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	11.3%
Consumer Discretionary	11.0%
Consumer Staples	7.2%
Energy	2.7%
Financials	10.7%
Health Care	15.6%
Industrials	10.0%
Information Technology	25.3%
Materials	3.5%
Real Estate	0.2%
Utilities	2.5%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.6%
Consumer Discretionary	12.3%
Consumer Staples	6.7%
Energy	3.4%
Financials	13.0%
Health Care	13.5%
Industrials	11.4%
Information Technology	24.3%
Materials	3.7%
Real Estate	0.2%
Utilities	2.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	3.3%
Consumer Discretionary	13.6%
Consumer Staples	4.7%
Energy	2.9%
Financials	19.4%
Health Care	11.1%
Industrials	19.7%
Information Technology	15.9%
Materials	5.0%
Real Estate	0.5%
Utilities	3.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.9%
Consumer Staples	4.7%
Energy	6.8%
Financials	26.0%
Health Care	5.3%
Industrials	20.3%
Information Technology	11.8%
Materials	7.7%
Real Estate	0.3%
Utilities	0.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.3%
Energy	3.3%
Financials	14.2%
Health Care	13.9%
Industrials	12.8%
Information Technology	24.0%
Materials	4.1%
Real Estate	0.2%
Utilities	2.2%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	11.9%
Consumer Staples	4.4%
Energy	4.1%
Financials	22.7%
Health Care	11.8%
Industrials	19.8%
Information Technology	14.7%
Materials	5.1%
Real Estate	0.9%
Utilities	2.1%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	3.3%
Consumer Discretionary	14.0%
Consumer Staples	4.6%
Energy	7.4%
Financials	28.8%
Health Care	3.8%
Industrials	19.7%
Information Technology	11.0%
Materials	6.8%
Real Estate	0.2%
Utilities	0.4%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Vector Equity Portfolio
Communication Services	7.5%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	4.8%
Financials	22.1%
Health Care	11.4%
Industrials	16.8%
Information Technology	14.5%
Materials	5.9%
Real Estate	0.5%
Utilities	1.4%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	5.4%
Consumer Discretionary	15.8%
Consumer Staples	9.9%
Energy	0.6%
Financials	2.6%
Health Care	14.9%
Industrials	13.5%
Information Technology	35.4%
Materials	1.8%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
	BONDS — (67.8%)
	AUSTRALIA — (1.3%)
	National Australia Bank, Ltd.
	2.500%, 01/12/21		2,500	$2,519,900
	Westpac Banking Corp.
(r)	2.543%, 08/19/21		2,105	2,106,619

	TOTAL AUSTRALIA			4,626,519

	BELGIUM — (3.0%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	9,000	10,014,926
	Euroclear Bank SA Floating Rate Note
(r)	0.096%, 07/10/20	EUR	937	1,026,708

	TOTAL BELGIUM			11,041,634

	CANADA — (6.1%)
	Bank of Montreal Floating Rate Note
(r)	0.151%, 09/28/21	EUR	406	442,625
(r)	0.011%, 03/14/22	EUR	2,000	2,166,701
	Bank of Montreal
	0.250%, 11/17/21	EUR	2,494	2,722,674
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		908	905,885
	Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	2,500	3,156,180
	National Bank of Canada
#	2.100%, 02/01/23		1,000	1,010,920
	Royal Bank of Canada Floating Rate Note
(r)	0.310%, 07/24/20	EUR	2,667	2,923,163
(r)	0.034%, 08/06/20	EUR	3,000	3,286,135
	Royal Bank of Canada
(r)	1.150%, 04/30/21		357	356,637
	Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.011%, 09/08/20	EUR	1,429	1,564,804
	Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	3,839,079

	TOTAL CANADA			22,374,803

	DENMARK — (0.8%)
	Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,037,922

			Face
			Amount^	Value†
			(000)
	FRANCE — (2.4%)
	Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	2,500	$2,747,487
	Bpifrance Financement SA
	0.100%, 02/19/21	EUR	900	988,318
	Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	700	885,134
	Sanofi
	0.000%, 03/21/22	EUR	1,000	1,096,937
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	2,000	2,710,519
	Total Capital International SA
	2.250%, 12/17/20	GBP	375	475,233

	TOTAL FRANCE			8,903,628

	GERMANY — (6.4%)
	BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		1,640	1,598,491
	Daimler Finance North America LLC
(r)Ω	2.141%, 05/04/20		500	500,000
	Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,317,970
	0.000%, 07/19/21	EUR	400	437,647
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	30,000	3,060,970
	Land Berlin
	0.250%, 07/15/20	EUR	250	274,240
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.125%, 11/05/20	EUR	2,000	2,195,714
	Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	518,498
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	5,900	7,414,414
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,047,184

	TOTAL GERMANY			23,365,128

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	JAPAN — (6.4%)
	American Honda Finance Corp.
(r)	1.118%, 06/11/21		2,893	$2,866,005
	Mitsubishi UFJ Financial Group, Inc.
(r)	1.641%, 07/26/21		465	462,653
	Mizuho Financial Group, Inc.
(r)	1.913%, 09/13/21		800	799,801
	2.601%, 09/11/22		3,000	3,041,026
	Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	1.261%, 03/15/21		1,700	1,617,907
	Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	522,763
	Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		2,500	2,510,064
(r)	2.275%, 10/19/21		381	381,144
	3.102%, 01/17/23		500	518,149
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	500	549,494
	1.125%, 03/18/22	EUR	3,000	3,332,799
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	4,500	3,260,354
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,700	1,849,274
	Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	956,196
	0.750%, 07/21/22	EUR	210	230,563
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	544,144

	TOTAL JAPAN			23,442,336

	LUXEMBOURG — (0.1%)
	Luxembourg Government Bond
	3.375%, 05/18/20	EUR	455	499,160

	NETHERLANDS — (2.5%)
	BNG Bank NV
	5.375%, 06/07/21	GBP	600	795,914
	Shell International Finance BV
	1.625%, 03/24/21	EUR	5,599	6,214,812
	1.250%, 03/15/22	EUR	2,000	2,220,524

	TOTAL NETHERLANDS			9,231,250

	NORWAY — (2.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	1,415	1,559,537

			Face
			Amount^	Value†
			(000)
	NORWAY — (Continued)
	5.625%, 03/11/21	EUR	4,913	$5,625,571

	TOTAL NORWAY			7,185,108

	SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	551,228

	SPAIN — (1.3%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,509,666
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		500	502,884
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,574,822

	TOTAL SPAIN			4,587,372

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
	European Investment Bank Floating Rate Note
(r)	0.948%, 05/21/21	GBP	500	630,768
	Nordic Investment Bank
	1.375%, 07/15/20	NOK	14,890	1,454,780

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,085,548

SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	2.400%, 10/01/20		1,000	1,007,748

	SWITZERLAND — (2.1%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,128,370
	1.750%, 09/12/22	EUR	2,000	2,281,348
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,266,160
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,107,240

	TOTAL SWITZERLAND			7,783,118

	UNITED KINGDOM — (2.4%)
	Barclays P.L.C.
	2.875%, 06/08/20		500	500,521
	3.200%, 08/10/21		3,000	3,031,914
	BP Capital Markets P.L.C.
(r)Ω	1.611%, 09/16/21		500	490,744
	HSBC Holdings P.L.C.
(r)	3.339%, 05/25/21		2,170	2,177,306

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		500	$507,971
	Reynolds American Inc.
	4.000%, 06/12/22		913	949,879
	Vodafone Group P.L.C.
	2.500%, 09/26/22		1,000	1,025,967

	TOTAL UNITED KINGDOM			8,684,302

	UNITED STATES — (29.9%)
	Allergan, Inc.
	3.375%, 09/15/20		1,800	1,803,263
	Altria Group, Inc.
	4.750%, 05/05/21		635	655,177
	Amgen, Inc.
	2.200%, 05/11/20		1,000	1,000,250
	Anthem, Inc.
	2.500%, 11/21/20		3,048	3,070,348
	Apple, Inc.
	1.000%, 11/10/22	EUR	6,000	6,755,571
	AT&T, Inc.
	2.450%, 06/30/20		1,500	1,501,531
(r)	2.169%, 07/15/21		1,000	998,577
	Bank of America Corp.
	3.300%, 01/11/23		1,000	1,048,312
	Biogen, Inc.
	2.900%, 09/15/20		2,000	2,006,105
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	502,312
	Booking Holdings, Inc.
#	2.750%, 03/15/23		2,000	2,033,777
Boston Scientific Corp.
	3.375%, 05/15/22		1,465	1,527,745
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,954,465
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	202,537
	Capital One Financial Corp.
#	3.200%, 01/30/23		2,000	2,036,929
	Cardinal Health, Inc.
	4.625%, 12/15/20		1,000	1,016,191
	Caterpillar Financial Services Corp.
(r)	1.279%, 09/07/21		1,115	1,102,513
	Citibank NA
	2.100%, 06/12/20		1,000	1,000,215
	Citigroup, Inc.
(r)	2.953%, 08/02/21		1,600	1,599,048
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		2,200	2,661,298

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21		500	$499,134
Constellation Brands, Inc.
	2.700%, 05/09/22		1,550	1,575,698
	3.200%, 02/15/23		1,500	1,563,775
CVS Health Corp.
	2.800%, 07/20/20		1,500	1,499,820
Daimler Finance North
	America LLC
Ω	2.550%, 08/15/22		1,450	1,430,845
Dominion Energy Gas
	Holdings LLC
(r)	1.341%, 06/15/21		3,000	2,973,444
FedEx Corp.
#	2.625%, 08/01/22		2,500	2,556,083
GE Capital International
	Funding Co., Unlimited Co.
	2.342%, 11/15/20		2,000	2,002,387
General Electric Co.
	4.650%, 10/17/21		500	519,336
General Mills, Inc.
(r)	1.716%, 04/16/21		1,325	1,318,027
Goldman Sachs Group, Inc.
	(The)
	3.625%, 01/22/23		2,000	2,099,083
	3.200%, 02/23/23		1,000	1,037,250
Hewlett Packard Enterprise
	Co.
(r)	1.464%, 03/12/21		2,000	1,981,165
HP, Inc.
	4.300%, 06/01/21		285	292,846
John Deere Capital Corp.
(r)	1.156%, 09/10/21		2,022	2,000,865
KeyCorp
	5.100%, 03/24/21		450	465,220
Kroger Co. (The)
#	2.800%, 08/01/22		1,500	1,552,941
Laboratory Corp. of America
	Holdings
	3.750%, 08/23/22		3,000	3,148,331
LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,628,060
McKesson Corp.
	3.650%, 11/30/20		699	707,961
Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,882,401
Micron Technology, Inc.
	2.497%, 04/24/23		150	152,664
Morgan Stanley
	5.500%, 07/28/21		610	639,701
	3.125%, 01/23/23		2,700	2,807,697
Mylan, Inc.
Ω	3.125%, 01/15/23		1,650	1,667,128

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r) 1.750%, 06/30/21		3,000	$2,967,291
NetApp, Inc.
3.375%, 06/15/21		1,014	1,032,400
Newmont Corp.
3.625%, 06/09/21		2,800	2,836,199
Northrop Grumman Corp.
2.550%, 10/15/22		1,600	1,656,160
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		2,000	2,096,738
ONEOK Partners L.P.
3.375%, 10/01/22		3,500	3,399,707
Oracle Corp.
2.500%, 10/15/22		2,500	2,596,578
Pfizer, Inc.
0.250%, 03/06/22	EUR	2,000	2,199,589
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,500	1,688,100
Regions Financial Corp.
2.750%, 08/14/22		916	931,499
Ryder System, Inc.
2.875%, 06/01/22		1,984	1,981,293
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		3,000	2,997,012
Sysco Corp.
2.600%, 06/12/22		500	502,640
VMware, Inc.
2.950%, 08/21/22		2,264	2,296,986
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,551,431
Wells Fargo & Co.
(r) 2.594%, 03/04/21		696	697,915
(r) 2.016%, 07/26/21		2,272	2,269,606

TOTAL UNITED STATES			109,179,170

TOTAL BONDS			247,585,974

U.S. TREASURY OBLIGATIONS — (25.9%)
U.S. Treasury Bills
0.170%, 07/14/20		7,000	6,998,777

		Face
		Amount^	Value†
		(000)
	0.160%, 07/30/20	10,000	$9,997,406
U.S. Treasury Notes
	1.375%, 05/31/20	19,500	19,520,368
(r)	0.264%, 04/30/21	22,900	22,922,905
(r)	0.279%, 01/31/22	9,800	9,812,871
	1.875%, 02/28/22	24,500	25,246,485

TOTAL U.S. TREASURY OBLIGATIONS			94,498,812

TOTAL INVESTMENT SECURITIES (Cost $344,366,326)			342,084,786

COMMERCIAL PAPER — (6.1%)
Ω	Astrazeneca P.L.C.
	2.000%, 10/28/20	3,000	2,978,868
Ω	Bayer Corp. 2.450%,
	09/01/20	1,800	1,788,220
	Dow Chemical Co.
	1.629%, 07/29/20	2,500	2,488,438
Ω	Duke Energy Corp.
	1.740%, 05/13/20	3,000	2,999,133
Ω	Dupont De Nemours,
	Inc. 1.300%,
	07/07/20	2,500	2,493,951
Ω	Eni Finance USA, Inc.
	1.844%, 05/06/20	3,000	2,999,262
	Intesa Funding LLC
	2.234%, 05/19/20	1,000	999,703
Ω	Mondelez Intl, Inc.
	1.050%, 06/22/20	2,500	2,494,803
Ω	Walt Disney Co.
	1.450%, 07/31/20	3,000	2,989,367

TOTAL COMMERCIAL PAPER			22,231,745

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term
	Investment Fund	50,365	582,774

TOTAL INVESTMENTS — (100.0%) (Cost $367,170,036)			$364,899,305

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,662,799	USD	7,207,106	Bank of America Corp.	05/04/20	$94,319
USD	39,836,274	EUR	36,339,724	State Street Bank and Trust	05/04/20	13,403
EUR	29,676,925	USD	32,190,560	State Street Bank and Trust	05/04/20	330,885
USD	1,476,053	NOK	15,083,960	Citibank, N.A.	05/13/20	3,677

Total Appreciation						$442,284
USD	2,972,807	SEK	29,929,915	Bank of America Corp.	05/07/20	$(95,187)
USD	3,207,293	CAD	4,497,126	JP Morgan New York	05/13/20	(23,522)
USD	17,129,490	GBP	13,859,301	State Street Bank and Trust	06/23/20	(329,938)
USD	32,380,665	EUR	29,818,839	State Street Bank and Trust	06/26/20	(330,624)
USD	50,728,748	EUR	46,590,616	State Street Bank and Trust	07/16/20	(403,497)

Total (Depreciation)						$(1,182,768)

Total Appreciation (Depreciation)						$(740,484)

As of April 30, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,533	06/19/20	$386,467,005	$367,588,960	$(18,878,045)

Total Futures Contracts			$386,467,005	$367,588,960	$(18,878,045)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$4,626,519	—	$4,626,519
Belgium	—	11,041,634	—	11,041,634
Canada	—	22,374,803	—	22,374,803
Denmark	—	3,037,922	—	3,037,922
France	—	8,903,628	—	8,903,628
Germany	—	23,365,128	—	23,365,128
Japan	—	23,442,336	—	23,442,336
Luxembourg	—	499,160	—	499,160
Netherlands	—	9,231,250	—	9,231,250
Norway	—	7,185,108	—	7,185,108
Singapore	—	551,228	—	551,228
Spain	—	4,587,372	—	4,587,372
Supranational Organization Obligations	—	2,085,548	—	2,085,548
Sweden	—	1,007,748	—	1,007,748
Switzerland	—	7,783,118	—	7,783,118

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$8,684,302	—	$8,684,302
United States	—	109,179,170	—	109,179,170
U.S. Treasury Obligations	—	94,498,812	—	94,498,812
Commercial Paper	—	22,231,745	—	22,231,745
Securities Lending Collateral	—	582,774	—	582,774
Forward Currency Contracts**	—	(740,484)	—	(740,484)
Futures Contracts**	$(18,878,045)	—	—	(18,878,045)

TOTAL	$(18,878,045)	$364,158,821	—	$345,280,776

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (11.2%)
*	Alphabet, Inc., Class A	16,922	$22,788,857	1.5%
*	Alphabet, Inc., Class C	17,312	23,348,002	1.6%
	AT&T, Inc.	401,435	12,231,725	0.8%
	Comcast Corp., Class A	307,019	11,553,125	0.8%
*	Facebook, Inc., Class A	135,096	27,655,502	1.8%
*	Netflix, Inc.	18,609	7,812,989	0.5%
	Verizon Communications, Inc.	366,492	21,054,965	1.4%
	Walt Disney Co. (The)	79,718	8,621,502	0.6%
	Other Securities		36,054,223	2.4%

TOTAL COMMUNICATION SERVICES			171,120,890	11.4%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	22,833	56,488,842	3.7%
	Home Depot, Inc. (The)	48,615	10,687,035	0.7%
	McDonald’s Corp.	33,857	6,350,219	0.4%
	NIKE, Inc., Class B	75,915	6,618,270	0.4%
	Other Securities		85,536,632	5.8%

TOTAL CONSUMER DISCRETIONARY			165,680,998	11.0%

CONSUMER STAPLES — (7.1%)
	Coca-Cola Co. (The)	216,698	9,944,271	0.7%
	Costco Wholesale Corp.	21,925	6,643,275	0.4%
	PepsiCo, Inc.	83,963	11,107,465	0.7%
	Procter & Gamble Co. (The)	138,633	16,340,672	1.1%
	Walmart, Inc.	81,093	9,856,854	0.7%
	Other Securities		54,127,278	3.6%

TOTAL CONSUMER STAPLES			108,019,815	7.2%

ENERGY — (2.7%)
	Chevron Corp.	104,302	9,595,784	0.6%
	Exxon Mobil Corp.	187,582	8,716,935	0.6%
	Other Securities		22,625,977	1.5%

TOTAL ENERGY			40,938,696	2.7%

FINANCIALS — (10.6%)
	Bank of America Corp.	365,022	8,778,779	0.6%
*	Berkshire Hathaway, Inc., Class B	86,398	16,187,529	1.1%
	JPMorgan Chase & Co.	169,944	16,273,837	1.1%
	Other Securities		120,794,484	7.9%

TOTAL FINANCIALS			162,034,629	10.7%

HEALTH CARE — (15.4%)
	Abbott Laboratories	79,440	7,315,630	0.5%
	Amgen, Inc.	36,039	8,621,250	0.6%
	Bristol-Myers Squibb Co.	123,800	7,528,278	0.5%
	Eli Lilly and Co.	52,210	8,073,754	0.5%
	Gilead Sciences, Inc.	81,676	6,860,784	0.5%
	Johnson & Johnson	172,825	25,930,663	1.7%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Medtronic P.L.C	58,258	$5,687,729	0.4%
	Merck & Co., Inc.	138,496	10,988,273	0.7%
	Pfizer, Inc.	336,339	12,901,964	0.9%
	Thermo Fisher Scientific, Inc.	19,474	6,517,558	0.4%
	UnitedHealth Group, Inc.	55,951	16,363,989	1.1%
	Other Securities		118,763,482	7.8%

TOTAL HEALTH CARE			235,553,354	15.6%

INDUSTRIALS — (9.9%)
	Lockheed Martin Corp.	15,478	6,021,871	0.4%
	Union Pacific Corp.	44,450	7,102,666	0.5%
	Other Securities		138,465,538	9.2%

TOTAL INDUSTRIALS			151,590,075	10.1%

INFORMATION TECHNOLOGY — (25.1%)
	Accenture P.L.C., Class A	39,462	7,307,968	0.5%
*	Adobe, Inc.	21,707	7,676,463	0.5%
	Apple, Inc.	265,289	77,941,908	5.2%
	Broadcom, Inc.	22,198	6,029,421	0.4%
	Cisco Systems, Inc.	239,412	10,146,281	0.7%
	Intel Corp.	314,607	18,870,128	1.3%
	International Business Machines Corp.	65,599	8,236,610	0.6%
	Mastercard, Inc., Class A	54,412	14,961,668	1.0%
	Microsoft Corp.	385,398	69,067,176	4.6%
	NVIDIA Corp.	21,467	6,274,375	0.4%
	Oracle Corp.	126,696	6,711,087	0.5%
*	PayPal Holdings, Inc.	51,348	6,315,804	0.4%
*	salesforce.com, Inc.	37,167	6,019,196	0.4%
	Texas Instruments, Inc.	55,377	6,427,608	0.4%
	Visa, Inc., Class A	90,905	16,246,542	1.1%
	Other Securities		113,817,704	7.4%

TOTAL INFORMATION TECHNOLOGY			382,049,939	25.4%

MATERIALS — (3.5%)
	Other Securities		52,973,386	3.5%

REAL ESTATE — (0.2%)
	Other Securities		2,299,085	0.1%

UTILITIES — (2.5%)
	Other Securities		38,092,656	2.5%

TOTAL COMMON STOCKS (Cost $1,102,550,176)			1,510,353,523	100.2%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%		4,782,055	4,782,055	0.3%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	835,461	$9,667,124	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,116,996,798)		$1,524,802,702	101.2%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$171,120,890	—	—	$171,120,890
Consumer Discretionary	165,680,998	—	—	165,680,998
Consumer Staples	108,019,815	—	—	108,019,815
Energy	40,938,696	—	—	40,938,696
Financials	162,034,629	—	—	162,034,629
Health Care	235,553,354	—	—	235,553,354
Industrials	151,590,075	—	—	151,590,075
Information Technology	382,049,939	—	—	382,049,939
Materials	52,973,386	—	—	52,973,386
Real Estate	2,299,085	—	—	2,299,085
Utilities	38,092,656	—	—	38,092,656
Temporary Cash Investments	4,782,055	—	—	4,782,055
Securities Lending Collateral	—	$9,667,124	—	9,667,124

TOTAL	$1,515,135,578	$9,667,124	—	$1,524,802,702

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$19,576,237,689

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$19,576,237,689

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.8%)
	News Corp., Class A	2,724,048	$26,995,316	0.3%
	Other Securities		218,317,450	2.6%

TOTAL COMMUNICATION SERVICES			245,312,766	2.9%

CONSUMER DISCRETIONARY — (13.0%)
*	AutoNation, Inc.	839,009	31,244,695	0.4%
	BorgWarner, Inc.	1,470,233	42,004,557	0.5%
	Lear Corp.	300,391	29,333,181	0.4%
	Marriott Vacations Worldwide Corp.	326,761	27,121,163	0.3%
	Toll Brothers, Inc.	1,439,665	34,580,753	0.4%
	Other Securities		978,730,052	11.6%

TOTAL CONSUMER DISCRETIONARY			1,143,014,401	13.6%

CONSUMER STAPLES — (4.4%)
	Bunge, Ltd.	1,149,305	45,592,929	0.6%
*	Darling Ingredients, Inc.	1,437,572	29,599,608	0.4%
	Ingredion, Inc.	383,663	31,153,436	0.4%
*	Post Holdings, Inc.	585,683	53,794,984	0.6%
*	US Foods Holding Corp.	1,517,554	32,627,411	0.4%
	Other Securities		194,175,239	2.2%

TOTAL CONSUMER STAPLES			386,943,607	4.6%

ENERGY — (6.4%)
	HollyFrontier Corp	1,141,788	37,724,676	0.5%
	Other Securities		522,857,649	6.2%

TOTAL ENERGY			560,582,325	6.7%

FINANCIALS — (24.3%)
	Assured Guaranty, Ltd.	1,084,911	32,254,404	0.4%
*	Athene Holding, Ltd., Class A	1,353,346	36,540,342	0.4%
	Invesco, Ltd.	3,055,091	26,334,884	0.3%
	Investors Bancorp, Inc.	2,897,342	26,974,254	0.3%
	Legg Mason, Inc.	569,464	28,376,391	0.3%
	New York Community Bancorp, Inc.	3,919,604	42,566,899	0.5%
	PacWest Bancorp	1,349,803	27,320,013	0.3%
	People’s United Financial, Inc.	4,138,862	52,522,159	0.6%
	Popular, Inc.	858,309	33,122,144	0.4%
#	Santander Consumer USA Holdings, Inc.	2,050,676	31,970,039	0.4%
	TCF Financial Corp.	1,083,948	32,182,416	0.4%
	Unum Group	1,628,926	28,424,759	0.3%
	Valley National Bancorp	3,458,658	28,914,381	0.3%
	Voya Financial, Inc.	1,047,678	47,323,615	0.6%
	Zions Bancorp NA	1,372,635	43,388,992	0.5%
	Other Securities		1,621,600,106	19.4%

TOTAL FINANCIALS			2,139,815,798	25.4%

HEALTH CARE — (5.0%)
*	DaVita, Inc.	354,776	28,030,852	0.3%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Perrigo Co. P.L.C	736,386	$39,249,374	0.5%
	Other Securities		369,916,664	4.4%

TOTAL HEALTH CARE			437,196,890	5.2%

INDUSTRIALS — (19.0%)
	Air Lease Corp.	1,163,001	30,412,476	0.4%
	AMERCO	98,214	27,512,688	0.3%
#*	Colfax Corp.	1,113,524	28,717,784	0.4%
#*	FTI Consulting, Inc.	269,534	34,327,850	0.4%
#	Knight-Swift Transportation Holdings, Inc.	1,630,770	60,632,029	0.7%
	Oshkosh Corp.	446,066	30,122,837	0.4%
	Owens Corning	1,006,678	43,649,558	0.5%
	Quanta Services, Inc.	802,999	29,197,044	0.4%
#	Trinity Industries, Inc.	1,363,145	26,295,067	0.3%
#*	XPO Logistics, Inc.	544,449	36,336,526	0.4%
	Other Securities		1,327,063,705	15.7%

TOTAL INDUSTRIALS			1,674,267,564	19.9%

INFORMATION TECHNOLOGY — (11.1%)
*	Arrow Electronics, Inc.	860,619	54,150,147	0.6%
	Avnet, Inc.	1,079,631	32,410,523	0.4%
*	CACI International, Inc., Class A	133,579	33,413,451	0.4%
*	Fabrinet	448,250	28,127,687	0.3%
	Jabil, Inc.	1,183,381	33,655,356	0.4%
	SYNNEX Corp.	365,094	31,967,631	0.4%
*	Tech Data Corp.	455,346	64,039,861	0.8%
	Other Securities		697,285,578	8.3%

TOTAL INFORMATION TECHNOLOGY			975,050,234	11.6%

MATERIALS — (7.2%)
	Huntsman Corp.	1,809,765	30,422,150	0.4%
	Reliance Steel & Aluminum Co.	666,800	59,731,944	0.7%
	Steel Dynamics, Inc.	1,402,028	34,027,220	0.4%
	Other Securities		509,182,384	6.0%

TOTAL MATERIALS			633,363,698	7.5%

REAL ESTATE — (0.3%)
	Other Securities		27,779,290	0.3%

UTILITIES — (0.2%)
	Other Securities		13,885,349	0.2%

TOTAL COMMON STOCKS			8,237,211,922	97.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		474,000	0.0%

TOTAL PREFERRED STOCKS			474,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,604,611,031)			8,237,685,922

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	175,544,692	$175,544,692	2.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	32,739,343	378,826,943	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,158,918,140)		$8,792,057,557	104.5%

As of April 30, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,071	06/19/20	$131,221,546	$155,423,520	$24,201,974

Total Futures Contracts			$131,221,546	$155,423,520	$24,201,974

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$245,312,766	—	—	$245,312,766
Consumer Discretionary	1,142,952,590	$61,811	—	1,143,014,401
Consumer Staples	386,943,607	—	—	386,943,607
Energy	560,582,325	—	—	560,582,325
Financials	2,139,612,425	203,373	—	2,139,815,798
Health Care	436,456,312	740,578	—	437,196,890
Industrials	1,674,267,564	—	—	1,674,267,564
Information Technology	975,040,988	9,246	—	975,050,234
Materials	633,363,698	—	—	633,363,698
Real Estate	27,779,290	—	—	27,779,290
Utilities	13,885,349	—	—	13,885,349
Preferred Stocks
Communication Services	474,000	—	—	474,000
Temporary Cash Investments	175,544,692	—	—	175,544,692
Securities Lending Collateral	—	378,826,943	—	378,826,943
Futures Contracts**	24,201,974	—	—	24,201,974

TOTAL	$8,436,417,580	$379,841,951	—	$8,816,259,531

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (3.2%)
	Telephone and Data Systems, Inc.	3,362,934	$65,980,765	0.6%
	Other Securities		272,562,630	2.7%

TOTAL COMMUNICATION SERVICES			338,543,395	3.3%

CONSUMER DISCRETIONARY — (13.4%)
	Aaron’s, Inc.	1,459,256	46,564,859	0.5%
*	Adtalem Global Education, Inc.	1,812,633	57,587,350	0.6%
*	AutoNation, Inc.	1,768,834	65,871,378	0.6%
	Graham Holdings Co., Class B	128,210	50,003,182	0.5%
	MDC Holdings, Inc.	2,066,391	60,441,937	0.6%
*	Meritage Homes Corp.	1,426,415	74,972,372	0.7%
*	Taylor Morrison Home Corp.	4,505,875	65,560,481	0.6%
*	TRI Pointe Group, Inc.	4,106,268	47,139,957	0.5%
	Other Securities		966,420,801	9.2%

TOTAL CONSUMER DISCRETIONARY			1,434,562,317	13.8%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	4,150,444	85,457,642	0.8%
#	Fresh Del Monte Produce, Inc.	1,770,979	50,490,611	0.5%
	Seaboard Corp.	16,696	50,273,326	0.5%
	Other Securities		283,579,436	2.7%

TOTAL CONSUMER STAPLES			469,801,015	4.5%

ENERGY — (7.0%)
*	CNX Resources Corp.	4,967,456	52,655,034	0.5%
#	EQT Corp.	3,621,516	52,837,918	0.5%
	World Fuel Services Corp.	2,346,287	58,657,175	0.6%
	Other Securities		587,463,828	5.6%

TOTAL ENERGY			751,613,955	7.2%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	3,332,829	70,056,066	0.7%
	Associated Banc-Corp.	4,921,815	69,594,464	0.7%
	Bank OZK	2,502,492	56,606,369	0.6%
#	CNO Financial Group, Inc.	4,510,009	63,410,727	0.6%
	FNB Corp.	5,980,673	48,383,645	0.5%
#	Fulton Financial Corp.	4,417,215	51,637,243	0.5%
	International Bancshares Corp.	1,621,762	47,014,880	0.5%
	Kemper Corp.	904,460	60,797,801	0.6%
	Old National Bancorp.	4,940,176	70,002,294	0.7%
	Umpqua Holdings Corp.	4,444,429	55,666,473	0.5%
#	United Bankshares, Inc.	1,796,322	53,817,807	0.5%
	Valley National Bancorp	7,732,855	64,646,668	0.6%
	Washington Federal, Inc.	2,529,740	67,645,248	0.7%
	Other Securities		2,166,508,138	20.6%

TOTAL FINANCIALS			2,945,787,823	28.3%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.6%)
#*	Acadia Healthcare Co., Inc.	2,679,088	$64,324,903	0.6%
*	Magellan Health, Inc.	791,269	48,053,766	0.5%
	Other Securities		275,372,946	2.6%

TOTAL HEALTH CARE			387,751,615	3.7%

INDUSTRIALS — (18.8%)
	Air Lease Corp.	1,847,866	48,321,696	0.5%
#*	Colfax Corp.	2,055,496	53,011,242	0.5%
*	FTI Consulting, Inc.	656,531	83,615,788	0.8%
#	GATX Corp.	1,145,388	67,921,508	0.7%
	Macquarie Infrastructure Corp.	1,957,831	54,016,557	0.5%
	Regal Beloit Corp.	1,068,615	75,882,351	0.7%
	SkyWest, Inc.	1,704,531	52,755,234	0.5%
	Triton International, Ltd.	2,164,724	67,063,150	0.7%
	Werner Enterprises, Inc.	1,292,852	51,869,222	0.5%
	Other Securities		1,458,864,412	13.9%

TOTAL INDUSTRIALS			2,013,321,160	19.3%

INFORMATION TECHNOLOGY — (10.5%)
*	Amkor Technology, Inc.	6,537,297	64,588,494	0.6%
*	Anixter International, Inc.	685,739	63,677,724	0.6%
*	CACI International, Inc., Class A.	305,562	76,433,279	0.7%
	ManTech International Corp., Class A	624,638	46,573,009	0.5%
*	Netscout Systems, Inc.	2,028,366	53,711,132	0.5%
*	Sanmina Corp.	2,305,591	63,934,038	0.6%
*	Tech Data Corp.	600,765	84,491,590	0.8%
#	Vishay Intertechnology, Inc.	3,965,663	65,790,349	0.6%
	Other Securities		601,106,023	5.8%

TOTAL INFORMATION TECHNOLOGY			1,120,305,638	10.7%

MATERIALS — (6.5%)
	Commercial Metals Co.	3,973,538	63,338,196	0.6%
*	Element Solutions, Inc.	6,978,782	71,532,515	0.7%
	Other Securities		559,998,375	5.4%

TOTAL MATERIALS.			694,869,086	6.7%

REAL ESTATE — (0.2%)
	Other Securities		22,316,973	0.2%

UTILITIES — (0.3%)
	Other Securities		35,354,229	0.3%

TOTAL COMMON STOCKS			10,214,227,206	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		363,000	0.0%

TOTAL PREFERRED STOCKS			363,000	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,944,766,825)			10,214,590,206

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	183,840,509	$183,840,509	1.8%

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	25,636,093	296,635,236	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $11,425,157,294)		$10,695,065,951	102.6%

As of April 30, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,288	06/19/20	$168,574,879	$186,914,560	$18,339,681

Total Futures Contracts			$168,574,879	$186,914,560	$18,339,681

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$338,543,395	—	—	$338,543,395
Consumer Discretionary	1,434,508,999	$53,318	—	1,434,562,317
Consumer Staples	469,801,015	—	—	469,801,015
Energy	751,613,955	—	—	751,613,955
Financials	2,945,319,367	468,456	—	2,945,787,823
Health Care	387,742,596	9,019	—	387,751,615
Industrials	2,013,321,160	—	—	2,013,321,160
Information Technology	1,120,305,638	—	—	1,120,305,638
Materials	694,869,086	—	—	694,869,086
Real Estate	22,316,973	—	—	22,316,973
Utilities	35,354,229	—	—	35,354,229
Preferred Stocks
Communication Services	363,000	—	—	363,000
Temporary Cash Investments	183,840,509	—	—	183,840,509
Securities Lending Collateral	—	296,635,236	—	296,635,236
Futures Contracts**	18,339,681	—	—	18,339,681

TOTAL	$10,416,239,603	$297,166,029	—	$10,713,405,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	131,837	$177,544,888	0.8%
* Alphabet, Inc., Class C	127,904	172,499,009	0.8%
AT&T, Inc.	6,181,256	188,342,870	0.8%
Comcast Corp., Class A	3,539,537	133,192,777	0.6%
* Facebook, Inc., Class A	1,552,970	317,908,489	1.4%
Verizon Communications, Inc.	4,824,287	277,155,288	1.2%
Walt Disney Co. (The)	794,372	85,911,332	0.4%
Other Securities		600,200,850	2.4%

TOTAL COMMUNICATION SERVICES		1,952,755,503	8.4%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	310,836	769,008,264	3.3%
Home Depot, Inc. (The)	638,008	140,253,299	0.6%
McDonald’s Corp.	422,272	79,201,336	0.4%
NIKE, Inc., Class B	897,617	78,254,250	0.4%
Other Securities		1,735,405,017	7.4%

TOTAL CONSUMER DISCRETIONARY		2,802,122,166	12.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co. (The)	2,670,749	122,560,672	0.5%
Costco Wholesale Corp.	266,821	80,846,763	0.4%
PepsiCo, Inc.	1,155,131	152,812,280	0.7%
Procter & Gamble Co. (The)	1,579,025	186,119,677	0.8%
Walmart, Inc.	948,731	115,318,253	0.5%
Other Securities		865,310,149	3.7%

TOTAL CONSUMER STAPLES		1,522,967,794	6.6%

ENERGY — (3.3%)
Chevron Corp.	1,555,215	143,079,780	0.6%
Exxon Mobil Corp.	2,581,192	119,947,992	0.5%
Other Securities		519,708,641	2.3%

TOTAL ENERGY		782,736,413	3.4%

FINANCIALS — (12.5%)
Bank of America Corp.	5,056,070	121,598,484	0.5%
* Berkshire Hathaway, Inc., Class B	1,174,087	219,976,940	1.0%
JPMorgan Chase & Co.	2,680,883	256,721,356	1.1%
Wells Fargo & Co.	3,426,212	99,531,459	0.4%
Other Securities		2,253,784,914	9.8%

TOTAL FINANCIALS		2,951,613,153	12.8%

HEALTH CARE — (13.0%)
Abbott Laboratories.	778,271	71,670,976	0.3%
# AbbVie, Inc.	823,970	67,730,334	0.3%
Amgen, Inc.	530,972	127,019,122	0.6%
Bristol-Myers Squibb Co.	1,143,766	69,552,410	0.3%
CVS Health Corp.	1,101,639	67,805,880	0.3%
Eli Lilly and Co.	520,601	80,505,739	0.4%

24

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	920,904	$77,355,936	0.3%
Johnson & Johnson	1,909,603	286,516,834	1.2%
Merck & Co., Inc.	1,670,437	132,532,472	0.6%
Pfizer, Inc.	3,849,222	147,656,156	0.6%
UnitedHealth Group, Inc.	577,060	168,772,738	0.7%
Other Securities		1,765,275,773	7.6%

TOTAL HEALTH CARE		3,062,394,370	13.2%

INDUSTRIALS — (10.9%)
3M Co.	495,848	75,329,228	0.3%
Lockheed Martin Corp.	193,853	75,420,448	0.3%
Union Pacific Corp.	505,841	80,828,333	0.4%
Other Securities		2,349,664,247	10.2%

TOTAL INDUSTRIALS		2,581,242,256	11.2%

INFORMATION TECHNOLOGY — (23.4%)
Accenture P.L.C., Class A	456,632	84,563,680	0.4%
* Adobe, Inc.	257,391	91,023,753	0.4%
Apple, Inc.	3,800,423	1,116,564,277	4.8%
Cisco Systems, Inc.	2,936,627	124,454,252	0.6%
Intel Corp.	4,207,794	252,383,484	1.1%
International Business Machines Corp	768,190	96,453,936	0.4%
Mastercard, Inc., Class A	695,404	191,215,238	0.8%
Microsoft Corp.	4,936,491	884,668,552	3.8%
NVIDIA Corp.	284,649	83,197,210	0.4%
Oracle Corp.	2,081,480	110,255,996	0.5%
QUALCOMM, Inc.	873,328	68,704,714	0.3%
Texas Instruments, Inc.	750,861	87,152,436	0.4%
Visa, Inc., Class A	1,085,673	194,031,479	0.9%
Other Securities		2,123,268,908	9.0%

TOTAL INFORMATION TECHNOLOGY		5,507,937,915	23.8%

MATERIALS — (3.6%)
Other Securities		842,317,980	3.6%

REAL ESTATE — (0.2%)
Other Securities		46,608,218	0.2%

UTILITIES — (2.8%)
Other Securities		651,686,146	2.8%

TOTAL COMMON STOCKS		22,704,381,914	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		388,300	0.0%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,006	0.0%

TOTAL PREFERRED STOCKS		392,306	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,756,295,270)		22,704,774,220

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	343,746,569	343,746,569	1.5%

SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	43,576,337	504,221,790	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $16,604,180,118)		$23,552,742,579	101.8%

As of April 30, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,520	06/19/20	$315,971,842	$365,702,400	$49,730,558

Total Futures Contracts			$315,971,842	$365,702,400	$49,730,558

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,952,755,503	—	—	$1,952,755,503
Consumer Discretionary	2,802,118,686	$3,480	—	2,802,122,166
Consumer Staples	1,522,967,794	—	—	1,522,967,794
Energy	782,736,413	—	—	782,736,413
Financials	2,951,562,634	50,519	—	2,951,613,153
Health Care	3,062,264,914	129,456	—	3,062,394,370
Industrials	2,581,242,256	—	—	2,581,242,256
Information Technology	5,507,937,915	—	—	5,507,937,915
Materials	842,317,980	—	—	842,317,980
Real Estate	46,608,218	—	—	46,608,218
Utilities	651,686,146	—	—	651,686,146
Preferred Stocks
Communication Services	388,300	—	—	388,300
Industrials	4,006	—	—	4,006
Temporary Cash Investments	343,746,569	—	—	343,746,569

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$504,221,790	—	$504,221,790
Futures Contracts**	$49,730,558	—	—	49,730,558

TOTAL	$23,098,067,892	$504,405,245	—	$23,602,473,137

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (7.3%)
*	Alphabet, Inc., Class A	100,065	$134,757,535	0.6%
*	Alphabet, Inc., Class C	103,362	139,400,195	0.6%
	AT&T, Inc.	5,433,550	165,560,268	0.7%
*	Charter Communications, Inc., Class A	149,645	74,108,693	0.3%
	Comcast Corp., Class A	4,524,891	170,271,648	0.7%
*	Facebook, Inc., Class A	1,190,043	243,613,703	1.0%
	Verizon Communications, Inc.	4,053,628	232,880,929	1.0%
	Walt Disney Co. (The)	697,556	75,440,681	0.3%
	Other Securities		600,893,638	2.3%

TOTAL COMMUNICATION SERVICES			1,836,927,290	7.5%

CONSUMER DISCRETIONARY — (10.9%)
*	Amazon.com, Inc.	217,531	538,171,694	2.2%
	Home Depot, Inc. (The)	297,068	65,304,458	0.3%
	NIKE, Inc., Class B	809,418	70,565,061	0.3%
	Other Securities		2,069,446,731	8.4%

TOTAL CONSUMER DISCRETIONARY			2,743,487,944	11.2%

CONSUMER STAPLES — (6.0%)
	Altria Group, Inc.	1,619,950	63,583,037	0.3%
	Coca-Cola Co. (The)	2,307,647	105,897,921	0.4%
	PepsiCo, Inc.	1,103,027	145,919,442	0.6%
	Procter & Gamble Co. (The)	1,091,810	128,691,645	0.5%
	Walmart, Inc.	898,743	109,242,212	0.5%
	Other Securities		962,860,612	3.9%

TOTAL CONSUMER STAPLES			1,516,194,869	6.2%

ENERGY — (3.1%)
	Chevron Corp.	1,432,906	131,827,352	0.6%
	Exxon Mobil Corp.	2,241,033	104,140,803	0.4%
	Other Securities		546,312,999	2.2%

TOTAL ENERGY			782,281,154	3.2%

FINANCIALS — (13.5%)
	American Express Co.	742,133	67,719,636	0.3%
	Bank of America Corp.	4,688,252	112,752,461	0.5%
*	Berkshire Hathaway, Inc., Class B	1,010,279	189,285,873	0.8%
	JPMorgan Chase & Co.	2,465,119	236,059,795	1.0%
	Wells Fargo & Co.	2,986,789	86,766,220	0.4%
	Other Securities		2,712,173,575	10.9%

TOTAL FINANCIALS			3,404,757,560	13.9%

HEALTH CARE — (13.2%)
	Abbott Laboratories.	673,530	62,025,378	0.3%
	Amgen, Inc.	480,932	115,048,553	0.5%
	Bristol-Myers Squibb Co.	1,103,110	67,080,119	0.3%
*	Cigna Corp.	336,543	65,888,389	0.3%
	CVS Health Corp.	987,595	60,786,472	0.3%

28

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	556,426	$86,045,717	0.4%
Gilead Sciences, Inc.	1,115,047	93,663,948	0.4%
Johnson & Johnson	2,392,005	358,896,430	1.5%
Merck & Co., Inc.	1,813,335	143,869,999	0.6%
Pfizer, Inc.	3,839,419	147,280,113	0.6%
UnitedHealth Group, Inc.	545,069	159,416,330	0.7%
Other Securities		1,974,531,517	7.7%

TOTAL HEALTH CARE		3,334,532,965	13.6%

INDUSTRIALS — (12.2%)
3M Co.	456,981	69,424,553	0.3%
Lockheed Martin Corp.	161,715	62,916,838	0.3%
Raytheon Technologies Corp.	1,006,200	65,211,822	0.3%
Union Pacific Corp.	618,468	98,825,002	0.4%
Other Securities		2,768,525,539	11.2%

TOTAL INDUSTRIALS		3,064,903,754	12.5%

INFORMATION TECHNOLOGY — (22.9%)
Accenture P.L.C., Class A	449,831	83,304,203	0.4%
Apple, Inc.	4,017,959	1,180,476,354	4.8%
Cisco Systems, Inc.	3,638,326	154,192,256	0.6%
Intel Corp.	5,043,835	302,529,223	1.2%
International Business Machines Corp.	696,317	87,429,563	0.4%
Mastercard, Inc., Class A	649,786	178,671,656	0.7%
Microsoft Corp.	4,772,363	855,255,173	3.5%
Oracle Corp.	1,923,737	101,900,349	0.4%
QUALCOMM, Inc.	817,724	64,330,347	0.3%
Texas Instruments, Inc.	673,110	78,127,878	0.3%
Visa, Inc., Class A	1,079,653	192,955,584	0.8%
Other Securities		2,495,470,893	10.2%

TOTAL INFORMATION TECHNOLOGY		5,774,643,479	23.6%

MATERIALS — (3.9%)
Other Securities		989,245,843	4.0%

REAL ESTATE — (0.3%)
Other Securities		59,935,653	0.3%

UTILITIES — (2.1%)
Other Securities		520,219,859	2.1%

TOTAL COMMON STOCKS		24,027,130,370	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		601,925	0.0%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$7,395	0.0%

TOTAL PREFERRED STOCKS		609,320	0.0%

TOTAL INVESTMENT SECURITIES (Cost $17,079,648,104)		24,027,739,690

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	387,879,272	387,879,272	1.6%

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	67,597,939	782,175,754	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $18,249,592,128)		$25,197,794,716	102.9%

As of April 30, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,830	06/19/20	$360,001,841	$410,689,600	$50,687,759

Total Futures Contracts			$360,001,841	$410,689,600	$50,687,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,836,927,290	—	—	$1,836,927,290
Consumer Discretionary	2,743,478,307	$9,637	—	2,743,487,944
Consumer Staples	1,516,194,869	—	—	1,516,194,869
Energy	782,281,154	—	—	782,281,154
Financials	3,404,672,861	84,699	—	3,404,757,560
Health Care	3,334,323,287	209,678	—	3,334,532,965
Industrials	3,064,903,754	—	—	3,064,903,754
Information Technology	5,774,641,784	1,695	—	5,774,643,479
Materials	989,245,843	—	—	989,245,843
Real Estate	59,935,653	—	—	59,935,653
Utilities	520,219,859	—	—	520,219,859
Preferred Stocks
Communication Services	601,925	—	—	601,925
Industrials	7,395	—	—	7,395
Temporary Cash Investments	387,879,272	—	—	387,879,272

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$782,175,754	—	$782,175,754
Futures Contracts**	$50,687,759	—	—	50,687,759

TOTAL	$24,466,001,012	$782,481,463	—	$25,248,482,475

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
COMMUNICATION SERVICES — (7.2%)
*	Alphabet, Inc., Class A	10,540	$14,194,218	0.4%
*	Alphabet, Inc., Class C	11,067	14,925,620	0.4%
	AT&T, Inc.	832,504	25,366,397	0.7%
#	CenturyLink, Inc.	739,653	7,855,115	0.2%
*	Charter Communications, Inc., Class A	21,686	10,739,558	0.3%
	Comcast Corp., Class A	418,671	15,754,590	0.5%
*	Facebook, Inc., Class A	71,123	14,559,589	0.4%
*	T-Mobile US, Inc.	85,566	7,512,695	0.2%
	Verizon Communications, Inc.	447,552	25,711,862	0.7%
	Walt Disney Co. (The)	87,475	9,460,421	0.3%
	Other Securities		115,031,523	3.2%

TOTAL COMMUNICATION SERVICES			261,111,588	7.3%

CONSUMER DISCRETIONARY — (10.0%)
	DR Horton, Inc.	140,718	6,644,704	0.2%
	Ford Motor Co.	1,502,364	7,647,033	0.2%
*	LKQ Corp.	249,592	6,526,831	0.2%
*	Murphy USA, Inc.	63,703	6,803,480	0.2%
	Other Securities		335,302,643	9.4%

TOTAL CONSUMER DISCRETIONARY			362,924,691	10.2%

CONSUMER STAPLES — (4.5%)
	Procter & Gamble Co. (The)	116,144	13,689,893	0.4%
	Tyson Foods, Inc., Class A	121,961	7,584,755	0.2%
	Walmart, Inc.	76,857	9,341,968	0.3%
	Other Securities		132,880,206	3.7%

TOTAL CONSUMER STAPLES			163,496,822	4.6%

ENERGY — (4.6%)
	Chevron Corp.	225,687	20,763,204	0.6%
	Exxon Mobil Corp.	322,441	14,983,833	0.4%
	Valero Energy Corp.	148,454	9,404,561	0.3%
	Other Securities		123,187,350	3.4%

TOTAL ENERGY			168,338,948	4.7%

FINANCIALS — (21.2%)
	Bank of America Corp.	616,771	14,833,343	0.4%
*	Berkshire Hathaway, Inc., Class B	136,960	25,660,826	0.7%
	Hartford Financial Services Group, Inc. (The)	173,532	6,592,481	0.2%
	JPMorgan Chase & Co.	340,661	32,621,697	0.9%
	Wells Fargo & Co.	437,625	12,713,006	0.4%
	Other Securities		677,398,927	19.0%

TOTAL FINANCIALS			769,820,280	21.6%

HEALTH CARE — (11.0%)
	Abbott Laboratories	87,255	8,035,313	0.2%
	Allergan P.L.C	38,459	7,204,909	0.2%
	Anthem, Inc.	28,912	8,116,466	0.2%

32

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	113,858	$7,580,666	0.2%
* Cigna Corp.	44,445	8,701,442	0.3%
CVS Health Corp.	137,754	8,478,759	0.2%
* Horizon Therapeutics P.L.C	183,873	6,626,783	0.2%
Johnson & Johnson	103,374	15,510,235	0.4%
Pfizer, Inc.	341,124	13,085,517	0.4%
UnitedHealth Group, Inc.	51,083	14,940,245	0.4%
Other Securities		300,942,852	8.5%

TOTAL HEALTH CARE		399,223,187	11.2%

INDUSTRIALS — (16.1%)
* FTI Consulting, Inc.	58,855	7,495,773	0.2%
Johnson Controls International P.L.C	246,754	7,183,009	0.2%
Norfolk Southern Corp.	41,621	7,121,353	0.2%
Quanta Services, Inc.	181,867	6,612,684	0.2%
Raytheon Technologies Corp.	108,641	7,041,023	0.2%
Southwest Airlines Co.	215,213	6,725,406	0.2%
Other Securities		542,970,319	15.3%

TOTAL INDUSTRIALS		585,149,567	16.5%

INFORMATION TECHNOLOGY — (13.9%)
Cisco Systems, Inc.	237,876	10,081,185	0.3%
Intel Corp.	578,019	34,669,580	1.0%
* Micron Technology, Inc.	142,434	6,821,164	0.2%
Microsoft Corp.	38,834	6,959,441	0.2%
* Tech Data Corp.	51,682	7,268,556	0.2%
Other Securities		439,340,283	12.3%

TOTAL INFORMATION TECHNOLOGY		505,140,209	14.2%

MATERIALS — (5.6%)
* Dow, Inc.	283,794	10,412,402	0.3%
International Paper Co.	226,485	7,757,111	0.2%
Reliance Steel & Aluminum Co.	77,888	6,977,207	0.2%
Other Securities		180,940,924	5.1%

TOTAL MATERIALS		206,087,644	5.8%

REAL ESTATE — (0.4%)
Other Securities		17,037,248	0.5%

UTILITIES — (1.4%)
Other Securities		50,517,051	1.4%

TOTAL COMMON STOCKS		3,488,847,235	98.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		374,500	0.0%

TOTAL PREFERRED STOCKS		374,500	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,712,284,980)		3,489,221,735

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	62,541,451	$62,541,451	1.8%

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,327,566	84,787,265	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $2,859,591,464)		$3,636,550,451	102.2%

As of April 30, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	370	06/19/20	$46,220,162	$53,694,400	$7,474,238

Total Futures Contracts			$46,220,162	$53,694,400	$7,474,238

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$261,111,588	—	—	$261,111,588
Consumer Discretionary	362,921,022	$3,669	—	362,924,691
Consumer Staples	163,496,822	—	—	163,496,822
Energy	168,338,948	—	—	168,338,948
Financials	769,785,937	34,343	—	769,820,280
Health Care	399,132,613	90,574	—	399,223,187
Industrials	585,149,567	—	—	585,149,567
Information Technology	505,140,209	—	—	505,140,209
Materials	206,087,644	—	—	206,087,644
Real Estate	17,037,248	—	—	17,037,248
Utilities	50,517,051	—	—	50,517,051
Preferred Stocks
Communication Services	374,500	—	—	374,500
Temporary Cash Investments	62,541,451	—	—	62,541,451
Securities Lending Collateral	—	84,787,265	—	84,787,265
Futures Contracts**	7,474,238	—	—	7,474,238

TOTAL	$3,559,108,838	$84,915,851	—	$3,644,024,689

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (3.0%)
	Cogent Communications Holdings, Inc.	573,104	$48,043,308	0.4%
	Other Securities		366,995,242	2.8%

TOTAL COMMUNICATION SERVICES			415,038,550	3.2%

CONSUMER DISCRETIONARY — (12.7%)
*	Deckers Outdoor Corp.	269,531	40,095,432	0.3%
*	Helen of Troy, Ltd.	267,091	43,877,709	0.3%
*	Murphy USA, Inc.	340,989	36,417,625	0.3%
*	TopBuild Corp.	341,220	31,798,292	0.3%
	Wingstop, Inc.	280,479	32,891,772	0.3%
	Other Securities		1,549,557,539	11.8%

TOTAL CONSUMER DISCRETIONARY			1,734,638,369	13.3%

CONSUMER STAPLES — (4.4%)
#*	Boston Beer Co., Inc. (The), Class A	81,211	37,885,744	0.3%
*	Darling Ingredients, Inc.	1,579,791	32,527,897	0.3%
	Sanderson Farms, Inc.	214,155	29,155,062	0.2%
	Other Securities		496,385,826	3.8%

TOTAL CONSUMER STAPLES			595,954,529	4.6%

ENERGY — (2.8%)
	Other Securities		374,379,584	2.9%

FINANCIALS — (18.1%)
#	Community Bank System, Inc.	500,549	31,279,307	0.2%
	FirstCash, Inc.	459,862	33,036,486	0.3%
#	Glacier Bancorp, Inc.	904,649	34,449,034	0.3%
	RLI Corp.	446,592	32,525,295	0.3%
	Selective Insurance Group, Inc.	633,422	31,753,445	0.2%
	TCF Financial Corp.	1,135,043	33,699,427	0.3%
	Other Securities		2,276,076,975	17.4%

TOTAL FINANCIALS			2,472,819,969	19.0%

HEALTH CARE — (10.3%)
*	Amedisys, Inc.	336,243	61,922,511	0.5%
*	Horizon Therapeutics P.L.C	1,429,215	51,508,909	0.4%
*	LHC Group, Inc.	324,190	42,141,458	0.3%
*	NuVasive, Inc.	496,126	30,204,151	0.2%
*	Quidel Corp.	294,937	40,996,243	0.3%
*	Repligen Corp.	254,084	29,511,857	0.2%
	Other Securities		1,154,799,864	8.9%

TOTAL HEALTH CARE			1,411,084,993	10.8%

INDUSTRIALS — (18.5%)
*	Aerojet Rocketdyne Holdings, Inc.	781,771	32,162,059	0.3%
	Armstrong World Industries, Inc.	462,142	35,621,905	0.3%
	Exponent, Inc.	497,680	35,001,834	0.3%
*	FTI Consulting, Inc.	393,278	50,087,886	0.4%

35

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	419,580	$40,883,875	0.3%
*	Mercury Systems, Inc.	403,799	36,002,719	0.3%
	MSA Safety, Inc.	292,848	32,954,185	0.3%
*	RBC Bearings, Inc.	241,140	30,547,615	0.2%
	Simpson Manufacturing Co., Inc.	450,609	32,488,909	0.3%
	Tetra Tech, Inc.	534,680	40,250,710	0.3%
#*	Trex Co., Inc.	432,935	41,224,071	0.3%
#	Werner Enterprises, Inc.	775,273	31,103,953	0.2%
	Other Securities		2,083,165,457	15.9%

TOTAL INDUSTRIALS			2,521,495,178	19.4%

INFORMATION TECHNOLOGY — (14.9%)
*	ACI Worldwide, Inc.	1,143,723	31,338,010	0.2%
*	Anixter International, Inc.	341,977	31,755,984	0.3%
	Cabot Microelectronics Corp.	240,668	29,491,457	0.2%
*	CACI International, Inc., Class A	148,491	37,143,539	0.3%
*	Cirrus Logic, Inc.	572,846	43,307,158	0.3%
#*	Globant SA	250,280	28,949,888	0.2%
*	Lattice Semiconductor Corp.	1,312,033	29,533,863	0.2%
*	Manhattan Associates, Inc.	438,572	31,112,298	0.2%
*	Novanta, Inc.	343,356	29,834,203	0.2%
	Power Integrations, Inc.	285,286	29,199,022	0.2%
#*	Qualys, Inc.	373,392	39,370,452	0.3%
*	Tech Data Corp.	393,553	55,349,294	0.4%
	Other Securities		1,617,101,212	12.6%

TOTAL INFORMATION TECHNOLOGY			2,033,486,380	15.6%

MATERIALS — (4.7%)
	Other Securities		644,543,234	5.0%

REAL ESTATE — (0.5%)
	Other Securities		63,565,420	0.5%

UTILITIES — (3.7%)
	American States Water Co.	368,828	29,273,878	0.2%
#	Ormat Technologies, Inc.	470,860	29,386,373	0.2%
#	PNM Resources, Inc.	739,823	29,955,433	0.2%
	Spire, Inc.	403,147	29,413,605	0.2%
	Other Securities		382,769,026	3.0%

TOTAL UTILITIES			500,798,315	3.8%

TOTAL COMMON STOCKS			12,767,804,521	98.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,403,675	0.0%

TOTAL PREFERRED STOCKS			1,403,675	0.0%

36

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$341	0.0%

TOTAL RIGHTS/WARRANTS		341	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,188,896,611)		12,769,208,537

TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	234,064,635	234,064,635	1.8%

SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	55,655,694	643,992,035	5.0%

TOTAL INVESTMENTS — (100.0%) (Cost $13,066,841,275)		$13,647,265,207	104.9%

As of April 30, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,656	06/19/20	$208,300,961	$240,318,720	$32,017,759

Total Futures Contracts			$208,300,961	$240,318,720	$32,017,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$415,032,658	$5,892	—	$415,038,550
Consumer Discretionary	1,734,608,815	29,554	—	1,734,638,369
Consumer Staples	595,954,529	—	—	595,954,529
Energy	374,379,584	—	—	374,379,584
Financials	2,472,627,226	192,743	—	2,472,819,969
Health Care	1,410,116,067	968,926	—	1,411,084,993
Industrials	2,521,495,178	—	—	2,521,495,178
Information Technology	2,033,482,194	4,186	—	2,033,486,380
Materials	644,543,234	—	—	644,543,234
Real Estate	63,565,420	—	—	63,565,420
Utilities	500,798,315	—	—	500,798,315
Preferred Stocks
Communication Services	1,403,675	—	—	1,403,675
Rights/Warrants
Consumer Discretionary	—	341	—	341
Temporary Cash Investments	234,064,635	—	—	234,064,635

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$643,992,035	—	$643,992,035
Futures Contracts**	$32,017,759	—	—	32,017,759

TOTAL	$13,034,089,289	$645,193,677	—	$13,679,282,966

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Shenandoah Telecommunications Co.	447,065	$23,922,448	0.5%
	Other Securities		95,348,194	2.0%

TOTAL COMMUNICATION SERVICES			119,270,642	2.5%

CONSUMER DISCRETIONARY — (11.3%)
	Callaway Golf Co.	1,013,461	14,512,762	0.3%
*	Cavco Industries, Inc.	85,656	13,249,270	0.3%
*	Gentherm, Inc.	360,260	13,488,134	0.3%
	MDC Holdings, Inc.	459,566	13,442,305	0.3%
	Wingstop, Inc.	136,621	16,021,545	0.3%
	Winnebago Industries, Inc.	345,353	15,323,313	0.3%
	Other Securities		487,461,014	9.9%

TOTAL CONSUMER DISCRETIONARY			573,498,343	11.7%

CONSUMER STAPLES — (4.2%)
	Inter Parfums, Inc.	302,312	13,510,323	0.3%
#	WD-40 Co.	87,197	15,196,693	0.3%
	Other Securities		182,964,582	3.7%

TOTAL CONSUMER STAPLES			211,671,598	4.3%

ENERGY — (3.9%)
*	CNX Resources Corp.	1,455,476	15,428,046	0.3%
	Other Securities		180,585,896	3.7%

TOTAL ENERGY			196,013,942	4.0%

FINANCIALS — (21.5%)
	AMERISAFE, Inc.	218,217	13,893,876	0.3%
#*	eHealth, Inc.	140,489	14,990,176	0.3%
	Horace Mann Educators Corp.	388,209	13,649,428	0.3%
	Kinsale Capital Group, Inc.	134,802	14,642,193	0.3%
	Safety Insurance Group, Inc.	175,215	14,739,086	0.3%
	Other Securities		1,017,528,370	20.8%

TOTAL FINANCIALS			1,089,443,129	22.3%

HEALTH CARE — (11.2%)
*	BioTelemetry, Inc.	301,832	14,098,573	0.3%
	CONMED Corp .	179,301	13,252,137	0.3%
	Ensign Group, Inc. (The)	446,180	16,691,594	0.3%
	Luminex Corp.	383,249	13,816,126	0.3%
	Other Securities		507,932,291	10.4%

TOTAL HEALTH CARE			565,790,721	11.6%

INDUSTRIALS — (18.8%)
#	AAON, Inc.	362,767	17,282,220	0.4%
*	Aerovironment, Inc.	219,467	13,225,081	0.3%
*	Casella Waste Systems, Inc., Class A	439,046	20,362,953	0.4%
*	CBIZ, Inc.	554,917	13,179,279	0.3%

39

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	177,756	$13,562,783	0.3%
	Federal Signal Corp.	637,973	17,180,613	0.4%
	Forward Air Corp.	296,206	15,284,230	0.3%
*	Gibraltar Industries, Inc.	291,621	13,502,052	0.3%
*	Hub Group, Inc., Class A	321,460	15,465,441	0.3%
	McGrath RentCorp.	245,356	13,384,170	0.3%
*	Meritor, Inc.	729,205	14,948,702	0.3%
*	Saia, Inc.	218,036	20,172,691	0.4%
	Other Securities		765,824,884	15.5%

TOTAL INDUSTRIALS			953,375,099	19.5%

INFORMATION TECHNOLOGY — (14.0%)
#	Badger Meter, Inc.	305,168	18,014,067	0.4%
#	CSG Systems International, Inc.	313,140	15,212,341	0.3%
*	Diodes, Inc.	352,806	17,954,297	0.4%
*	ExlService Holdings, Inc.	233,261	14,399,202	0.3%
*	Fabrinet	340,765	21,383,004	0.4%
*	FormFactor, Inc.	698,112	16,266,010	0.3%
*	Insight Enterprises, Inc.	311,814	16,928,382	0.4%
	Kulicke & Soffa Industries, Inc.	578,093	13,856,889	0.3%
*	Lattice Semiconductor Corp.	736,300	16,574,113	0.3%
*	OSI Systems, Inc.	197,981	14,329,865	0.3%
*	Plexus Corp.	225,831	14,157,345	0.3%
	Progress Software Corp.	389,221	15,923,031	0.3%
*	Synaptics, Inc.	265,260	17,345,351	0.4%
	Other Securities		494,820,308	10.1%

TOTAL INFORMATION TECHNOLOGY			707,164,205	14.5%

MATERIALS — (4.8%)
	Innospec, Inc.	239,973	17,402,842	0.4%
	Stepan Co.	165,320	15,771,528	0.3%
	Other Securities		211,418,453	4.3%

TOTAL MATERIALS			244,592,823	5.0%

REAL ESTATE — (0.8%)
	Other Securities		40,843,056	0.8%

UTILITIES — (2.0%)
	California Water Service Group	346,288	15,555,257	0.3%
	Chesapeake Utilities Corp.	153,678	13,505,223	0.3%
	Northwest Natural Holding Co.	204,788	13,331,699	0.3%
	Other Securities		60,083,250	1.2%

TOTAL UTILITIES			102,475,429	2.1%

TOTAL COMMON STOCKS			4,804,138,987	98.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		500,525	0.0%

TOTAL PREFERRED STOCKS			500,525	0.0%

40

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$507	0.0%

TOTAL RIGHTS/WARRANTS		507	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,142,169,488)		4,804,640,019

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	73,082,216	73,082,216	1.5%

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	16,046,908	185,678,775	3.8%

TOTAL INVESTMENTS — (100.0%) (Cost $4,400,883,698)		$5,063,401,010	103.6%

As of April 30, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	574	06/19/20	$71,062,191	$83,298,880	$12,236,689

Total Futures Contracts			$71,062,191	$83,298,880	$12,236,689

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,269,550	$1,092	—	$119,270,642
Consumer Discretionary	573,486,864	11,479	—	573,498,343
Consumer Staples	211,671,598	—	—	211,671,598
Energy	196,013,942	—	—	196,013,942
Financials	1,089,289,742	153,387	—	1,089,443,129
Health Care	565,378,778	411,943	—	565,790,721
Industrials	953,373,589	1,510	—	953,375,099
Information Technology	707,162,097	2,108	—	707,164,205
Materials	244,592,823	—	—	244,592,823
Real Estate	40,843,056	—	—	40,843,056
Utilities	102,475,429	—	—	102,475,429
Preferred Stocks
Communication Services	500,525	—	—	500,525
Rights/Warrants
Consumer Discretionary	—	507	—	507
Temporary Cash Investments	73,082,216	—	—	73,082,216

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$185,678,775	—	$185,678,775
Futures Contracts**	$12,236,689	—	—	12,236,689

TOTAL	$4,889,376,898	$186,260,801	—	$5,075,637,699

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.3%)
Verizon Communications, Inc.	1,700,284	$97,681,316	4.1%
Other Securities		29,958,011	1.3%

TOTAL COMMUNICATION SERVICES		127,639,327	5.4%

CONSUMER DISCRETIONARY — (15.5%)
* Amazon.com, Inc.	47,408	117,287,392	5.0%
Best Buy Co., Inc.	173,951	13,347,260	0.6%
* Booking Holdings, Inc.	15,686	23,224,221	1.0%
Home Depot, Inc. (The)	125,512	27,591,303	1.2%
Lowe’s Cos., Inc.	186,559	19,542,055	0.8%
NIKE, Inc., Class B	391,800	34,157,124	1.4%
Target Corp.	189,023	20,743,384	0.9%
TJX Cos., Inc. (The)	441,827	21,671,614	0.9%
Other Securities		95,272,335	3.9%

TOTAL CONSUMER DISCRETIONARY		372,836,688	15.7%

CONSUMER STAPLES — (9.8%)
Altria Group, Inc.	675,500	26,513,375	1.1%
Coca-Cola Co. (The)	1,224,839	56,207,862	2.4%
Costco Wholesale Corp.	54,131	16,401,693	0.7%
PepsiCo, Inc.	508,207	67,230,704	2.8%
Other Securities		68,341,175	2.9%

TOTAL CONSUMER STAPLES		234,694,809	9.9%

ENERGY — (0.6%)
Other Securities		14,346,836	0.6%

FINANCIALS — (2.6%)
Aon P.L.C	63,237	10,919,133	0.5%
S&P Global, Inc.	54,563	15,980,411	0.7%
Other Securities		35,832,750	1.5%

TOTAL FINANCIALS		62,732,294	2.7%

HEALTH CARE — (14.7%)
Amgen, Inc.	197,255	47,187,341	2.0%
* Biogen, Inc.	62,468	18,542,376	0.8%
Bristol-Myers Squibb Co.	434,126	26,399,202	1.1%
Eli Lilly and Co.	239,162	36,984,012	1.6%
Gilead Sciences, Inc.	182,157	15,301,188	0.6%
Johnson & Johnson	472,696	70,923,308	3.0%
Merck & Co., Inc.	1,011,829	80,278,513	3.4%
Zoetis, Inc.	106,746	13,803,325	0.6%
Other Securities		42,693,903	1.7%

TOTAL HEALTH CARE		352,113,168	14.8%

INDUSTRIALS — (13.3%)
3M Co.	232,620	35,339,630	1.5%
Caterpillar, Inc.	206,885	24,077,276	1.0%

43

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	80,356	$11,656,441	0.5%
Honeywell International, Inc.	90,936	12,903,818	0.5%
Illinois Tool Works, Inc.	82,704	13,439,400	0.6%
Lockheed Martin Corp.	65,926	25,649,169	1.1%
Northrop Grumman Corp.	49,895	16,498,780	0.7%
Union Pacific Corp.	257,542	41,152,636	1.7%
United Parcel Service, Inc., Class B	161,075	15,247,359	0.6%
Waste Management, Inc.	127,112	12,713,742	0.5%
Other Securities		109,879,847	4.7%

TOTAL INDUSTRIALS		318,558,098	13.4%

INFORMATION TECHNOLOGY — (34.8%)
Accenture P.L.C., Class A	158,415	29,336,874	1.2%
Apple, Inc.	378,678	111,255,596	4.7%
Automatic Data Processing, Inc.	148,405	21,769,529	0.9%
Cisco Systems, Inc.	1,055,026	44,712,002	1.9%
Intel Corp.	270,214	16,207,436	0.7%
International Business Machines Corp.	380,582	47,785,876	2.0%
Intuit, Inc.	74,476	20,094,370	0.8%
KLA Corp.	64,592	10,598,901	0.4%
Lam Research Corp.	47,988	12,250,377	0.5%
Mastercard, Inc., Class A	263,536	72,464,494	3.1%
Microsoft Corp.	609,153	109,166,309	4.6%
Oracle Corp.	876,259	46,415,439	2.0%
QUALCOMM, Inc.	338,410	26,622,715	1.1%
Texas Instruments, Inc.	359,547	41,732,620	1.8%
Visa, Inc., Class A	618,833	110,597,834	4.7%
Other Securities		114,549,883	4.8%

TOTAL INFORMATION TECHNOLOGY		835,560,255	35.2%

MATERIALS — (1.8%)
Sherwin-Williams Co. (The)	24,610	13,200,066	0.6%
Other Securities		28,783,570	1.2%

TOTAL MATERIALS		41,983,636	1.8%

UTILITIES — (0.1%)
Other Security		2,435,619	0.1%

TOTAL COMMON STOCKS (Cost $2,194,023,554)		2,362,900,730	99.6%

TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	32,818,023	32,818,023	1.4%

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	373,107	4,317,224	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,231,157,971)		$2,400,035,977	101.1%

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$127,639,327	—	—	$127,639,327
Consumer Discretionary	372,836,688	—	—	372,836,688
Consumer Staples	234,694,809	—	—	234,694,809
Energy	14,346,836	—	—	14,346,836
Financials	62,732,294	—	—	62,732,294
Health Care	352,113,168	—	—	352,113,168
Industrials	318,558,098	—	—	318,558,098
Information Technology	835,560,255	—	—	835,560,255
Materials	41,983,636	—	—	41,983,636
Utilities	2,435,619	—	—	2,435,619
Temporary Cash Investments	32,818,023	—	—	32,818,023
Securities Lending Collateral	—	$4,317,224	—	4,317,224

TOTAL	$2,395,718,753	$4,317,224	—	$2,400,035,977

See accompanying Notes to Financial Statements.

45

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Alexandria Real Estate Equities, Inc.	1,072,838	$168,532,121	2.0%
	American Campus Communities, Inc.	1,194,813	42,164,951	0.5%
	American Homes 4 Rent, Class A	2,362,581	57,032,705	0.7%
	American Tower Corp.	3,527,239	839,482,882	9.7%
	Apartment Investment & Management Co., Class A	1,296,033	48,821,563	0.6%
	AvalonBay Communities, Inc.	1,228,366	200,162,240	2.3%
	Boston Properties, Inc.	1,354,137	131,595,034	1.5%
	Camden Property Trust.	850,985	74,946,249	0.9%
	Crown Castle International Corp.	3,626,606	578,189,795	6.7%
	CubeSmart	1,678,976	42,310,195	0.5%
	CyrusOne, Inc.	1,001,992	70,289,739	0.8%
#	Digital Realty Trust, Inc.	2,127,744	318,076,451	3.7%
	Douglas Emmett, Inc.	1,447,450	44,132,750	0.5%
	Duke Realty Corp.	3,214,020	111,526,494	1.3%
	Equinix, Inc.	720,123	486,227,050	5.6%
	Equity LifeStyle Properties, Inc	1,512,850	91,239,983	1.1%
	Equity Residential	3,257,646	211,942,449	2.5%
	Essex Property Trust, Inc.	575,996	140,600,624	1.6%
	Extra Space Storage, Inc.	1,133,291	100,001,598	1.2%
	Federal Realty Investment Trust	658,629	54,844,037	0.6%
	First Industrial Realty Trust, Inc.	1,102,329	41,634,966	0.5%
	Gaming and Leisure Properties, Inc.	1,786,731	50,457,283	0.6%
#	Healthcare Trust of America, Inc., Class A	1,878,805	46,274,967	0.5%
	Healthpeak Properties, Inc.	4,411,055	115,304,978	1.3%
	Host Hotels & Resorts, Inc.	6,171,982	75,977,098	0.9%
	Invitation Homes, Inc.	4,743,354	112,180,322	1.3%
#	Iron Mountain, Inc.	2,512,428	60,750,509	0.7%
	Kilroy Realty Corp.	981,256	61,092,999	0.7%
#	Kimco Realty Corp.	3,751,153	40,925,079	0.5%
	Lamar Advertising Co., Class A	747,637	43,101,273	0.5%
	Medical Properties Trust, Inc.	4,543,228	77,870,928	0.9%
	Mid-America Apartment Communities, Inc.	996,549	111,533,764	1.3%
	National Retail Properties, Inc.	1,497,852	48,889,889	0.6%
#	Omega Healthcare Investors, Inc.	1,975,878	57,596,844	0.7%
	Prologis, Inc.	6,444,341	575,028,547	6.7%
	Public Storage	1,386,970	257,213,586	3.0%
	Realty Income Corp.	2,997,993	164,649,776	1.9%
	Regency Centers Corp.	1,464,709	64,315,372	0.7%
	Rexford Industrial Realty, Inc.	988,248	40,241,459	0.5%
	SBA Communications Corp.	987,188	286,205,545	3.3%
	Simon Property Group, Inc.	2,679,805	178,930,580	2.1%
	STORE Capital Corp.	2,011,992	40,380,679	0.5%
	Sun Communities, Inc.	815,949	109,663,546	1.3%
	UDR, Inc.	2,572,914	96,407,088	1.1%
	Ventas, Inc.	3,260,160	105,466,176	1.2%
	VEREIT, Inc.	9,353,125	51,255,125	0.6%
	Vornado Realty Trust	1,495,933	65,551,784	0.8%
	Welltower, Inc.	3,585,719	183,696,384	2.1%
	WP Carey, Inc.	1,506,339	99,086,979	1.2%

46

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,379,082,290	15.8%

TOTAL COMMON STOCKS (Cost $6,542,802,770)		8,452,884,725	98.1%

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	134,530,150	134,530,150	1.5%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,393,978	120,268,714	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $6,797,566,786)		$8,707,683,589	101.0%

As of April 30, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,000	06/19/20	$124,961,641	$145,120,000	$20,158,359

Total Futures Contracts			$124,961,641	$145,120,000	$20,158,359

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,452,551,938	$332,787	—	$8,452,884,725
Temporary Cash Investments	134,530,150	—	—	134,530,150
Securities Lending Collateral	—	120,268,714	—	120,268,714
Futures Contracts**	20,158,359	—	—	20,158,359

TOTAL	$8,607,240,447	$120,601,501	—	$8,727,841,948

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio*	Portfolio*	Value Portfolio	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$19,576,238	—
Investment Securities at Value (including $568, $21,929, $0 and $741,712 of securities on loan, respectively)	$364,316	$1,510,354	—	$8,237,686
Temporary Cash Investments at Value & Cost	—	4,782	—	175,545
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $583, $9,665, $0 and $378,762, respectively)	583	9,667	—	378,827
Segregated Cash for Futures Contracts	—	—	—	12,852
Foreign Currencies at Value	17	—	—	—
Cash	24,380	—	—	77
Receivables:
Investment Securities Sold	—	922	—	18,995
Dividends and Interest	1,803	1,242	—	3,468
Securities Lending Income	—	7	—	519
Fund Shares Sold	234	1,301	13,212	21,325
Unrealized Gain on Forward Currency Contracts	442	—	—	—
Prepaid Expenses and Other Assets	70	41	116	117

Total Assets	391,845	1,528,316	19,589,566	8,849,411

LIABILITIES:
Payables:
Upon Return of Securities Loaned	582	9,672	—	379,007
Investment Securities Purchased	17,803	969	—	39,787
Fund Shares Redeemed	342	10,453	40,115	15,813
Due to Advisor	26	141	1,974	2,018
Futures Margin Variation.	4,889	—	—	2,067
Unrealized Loss on Forward Currency Contracts	1,183	—	—	—
Accrued Expenses and Other Liabilities	57	143	1,029	988

Total Liabilities	24,882	21,378	43,118	439,680

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $36,047 and shares outstanding of 0, 0, 0 and 2,218,587, respectively	N/A	N/A	N/A	$16.25

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $39,141 and shares outstanding of 0, 0, 0 and 2,421,063, respectively	N/A	N/A	N/A	$16.17

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $366,963; $1,506,938; $19,546,448 and $8,334,543 and shares outstanding of 29,897,868, 86,043,451, 657,491,772 and 512,898,884, respectively	$12.27	$17.51	$29.73	$16.25

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$366,587	$1,102,550	N/A	$9,604,611

Foreign Currencies at Cost	$17	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$384,484	$1,116,664	$17,465,857	$9,908,452
Total Distributable Earnings (Loss)	(17,521)	390,274	2,080,591	(1,498,721)

NET ASSETS	$366,963	$1,506,938	$19,546,448	$8,409,731

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $684,635, $1,090,985, $1,526,457 and $190,707 of securities on loan, respectively)	$10,214,590	$22,704,774	$24,027,740	$3,489,222
Temporary Cash Investments at Value & Cost	183,841	343,747	387,879	62,541
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $296,550, $504,138, $782,065 and $84,765, respectively)	296,635	504,222	782,176	84,787
Segregated Cash for Futures Contracts	15,456	30,240	33,960	4,440
Receivables:
Investment Securities Sold	19,550	85,225	64,209	23,512
Dividends and Interest	3,775	17,799	16,957	2,072
Securities Lending Income.	932	614	817	133
Fund Shares Sold	15,864	14,006	17,966	2,053
Prepaid Expenses and Other Assets	120	146	141	36

Total Assets	10,750,763	23,700,773	25,331,845	3,668,796

LIABILITIES:
Payables:
Upon Return of Securities Loaned	296,542	504,474	782,420	84,817
Investment Securities Purchased	5,509	5,408	—	19,362
Fund Shares Redeemed	14,811	40,599	42,736	3,090
Due to Advisor	3,663	2,491	3,207	754
Futures Margin Variation	2,486	4,863	5,462	714
Accrued Expenses and Other Liabilities	1,483	1,721	1,988	432

Total Liabilities	324,494	559,556	835,813	109,169

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,426,269; $23,141,217; $24,496,032 and $3,559,627 and shares outstanding of 430,026,629, 1,044,220,980, 1,227,698,135 and 236,654,081, respectively	$24.25	$22.16	$19.95	$15.04

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$10,944,767	$15,756,295	$17,079,648	$2,712,285

NET ASSETS CONSIST OF:
Paid-In Capital	$11,396,979	$16,159,982	$17,529,241	$2,784,040
Total Distributable Earnings (Loss)	(970,710)	6,981,235	6,966,791	775,587

NET ASSETS	$10,426,269	$23,141,217	$24,496,032	$3,559,627

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,361,580, $354,686, $10,296 and $233,147 of securities on loan, respectively)	$12,769,208	$4,804,640	$2,362,901	$8,452,885
Temporary Cash Investments at Value & Cost	234,065	73,082	32,818	134,530
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $643,880, $185,632, $4,316 and $120,234, respectively)	643,992	185,679	4,317	120,269
Segregated Cash for Futures Contracts	19,872	6,888	—	12,000
Receivables:
Investment Securities Sold	7,661	4,711	—	8,000
Dividends and Interest	3,164	1,737	2,136	5,251
Securities Lending Income	1,019	443	6	114
Fund Shares Sold	12,916	7,030	9,997	26,256
Prepaid Expenses and Other Assets	88	60	66	82

Total Assets	13,691,985	5,084,270	2,412,241	8,759,387

LIABILITIES:
Payables:
Upon Return of Securities Loaned	644,286	185,645	4,327	120,394
Investment Securities Purchased	6,671	—	30,924	—
Fund Shares Redeemed	21,193	7,346	3,459	16,221
Due to Advisor	3,184	1,740	376	1,102
Futures Margin Variation	3,196	1,108	—	1,930
Accrued Expenses and Other Liabilities	1,375	651	110	781

Total Liabilities	679,905	196,490	39,196	140,428

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,012,080; $4,887,780; $2,373,045 and $8,618,959 and shares outstanding of 486,183,301, 305,705,679, 179,982,766 and 252,803,281, respectively	$26.76	$15.99	$13.18	$34.09

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$12,188,896	$4,142,170	$2,194,024	$6,542,803

NET ASSETS CONSIST OF:
Paid-In Capital	$12,797,484	$4,284,906	$2,209,241	$6,771,727
Total Distributable Earnings (Loss)	214,596	602,874	163,804	1,847,232

NET ASSETS	$13,012,080	$4,887,780	$2,373,045	$8,618,959

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$310,309	—
Income from Securities Lending	—	—	640	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,856)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	298,093	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $98, respectively)	—	$15,644	—	$96,675
Interest	$2,292	—	—	—
Income from Securities Lending	1	39	—	3,578

Total Fund Investment Income	2,293	15,683	—	100,253

Fund Expenses
Investment Management Fees	336	1,109	29,115	16,935
Accounting & Transfer Agent Fees	40	173	1,699	668
S&P 500® Fees	3	—	—	—
Custodian Fees	8	12	—	69
Shareholder Servicing Fees
Class R1 Shares	—	—	—	22
Class R2 Shares	—	—	—	69
Filing Fees	44	36	166	198
Shareholders’ Reports	12	21	329	226
Directors’/Trustees’ Fees & Expenses	1	4	65	27
Professional Fees	3	11	22	72
Other	1	17	(92)	63

Total Fund Expenses	448	1,383	31,304	18,349

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(161)	—	(11,908)	—

Net Expenses	287	1,383	19,396	18,349

Net Investment Income (Loss)	2,006	14,300	278,697	81,904

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,951)	(18,510)	—	(136,034)
Affiliated Investment Companies Shares Sold	—	(3)	—	(110)
Transactions Allocated from Affiliated Investment Company**	—	—	(213,933)	—
Futures	14,655	170	—	(14,522)
Foreign Currency Transactions	(19)	—	—	—
Forward Currency Contracts	4,364	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	(62,958)	—	(2,485,900)
Affiliated Investment Companies Shares	—	—	—	(38)
Transactions Allocated from Affiliated Investment Company	—	—	(4,388,631)	—
Futures	(31,965)	—	—	20,902
Translation of Foreign Currency-Denominated Amounts	(16)	—	—	—
Forward Currency Contracts	1,799	—	—	—

Net Realized and Unrealized Gain (Loss)	(18,273)	(81,301)	(4,602,564)	(2,615,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,267)	$(67,001)	$(4,323,867)	$(2,533,798)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio#	Portfolio#	Portfolio#	Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $162, $27, $37 and $16, respectively)	$120,690	$253,735	$256,936	$40,700
Income from Securities Lending	4,788	3,775	4,811	1,070

Total Investment Income	125,478	257,510	261,747	41,770

Expenses
Investment Management Fees	30,767	20,724	25,629	6,244
Accounting & Transfer Agent Fees	1,092	2,372	2,235	427
Custodian Fees	82	135	141	27
Filing Fees	174	255	321	35
Shareholders’ Reports	287	213	230	75
Directors’/Trustees’ Fees & Expenses	35	66	69	12
Professional Fees	96	165	173	30
Other	83	102	109	27

Total Expenses	32,616	24,032	28,907	6,877

Net Expenses	32,616	24,032	28,907	6,877

Net Investment Income (Loss)	92,862	233,478	232,840	34,893

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(246,013)	(19,542)	(39,354)	(9,437)
Affiliated Investment Companies Shares Sold	89	(212)	(285)	—
Futures	(283)	(32,427)	(29,413)	(4,064)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,990,303)	(2,431,056)	(2,689,203)	(794,723)
Affiliated Investment Companies Shares	(47)	(54)	(35)	(11)
Futures	17,884	47,820	48,463	7,276

Net Realized and Unrealized Gain (Loss)	(3,218,673)	(2,435,471)	(2,709,827)	(800,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,125,811)	$(2,201,993)	$(2,476,987)	$(766,066)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $58, $37, $0 and $0, respectively)	$120,948	$44,416	$18,971	$188,226
Income from Securities Lending	6,796	2,506	24	845

Total Investment Income	127,744	46,922	18,995	189,071

Fund Expenses
Investment Management Fees	27,070	14,537	1,887	8,368
Accounting & Transfer Agent Fees	1,127	529	191	817
Custodian Fees	95	43	11	51
Filing Fees	120	79	165	65
Shareholders’ Reports	259	101	20	193
Directors’/Trustees’ Fees & Expenses	44	16	4	25
Professional Fees	116	43	9	64
Other	97	37	1	27

Total Fund Expenses	28,928	15,385	2,288	9,610

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	70	(750)

Net Expenses	28,928	15,385	2,358	8,860

Net Investment Income (Loss)	98,816	31,537	16,637	180,211

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(344,087)	(64,267)	1,791	(67,827)
Affiliated Investment Companies Shares Sold	(56)	39	(6)	(43)
Futures	(17,109)	(3,987)	(256)	(13,233)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,776,850)	(1,308,726)	(15,022)	(2,001,859)
Affiliated Investment Companies Shares	(96)	(23)	—	10
Futures	26,653	11,182	—	19,252

Net Realized and Unrealized Gain (Loss)	(3,111,545)	(1,365,782)	(13,493)	(2,063,700)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(3,012,729)	$(1,334,245)	$3,144	$(1,883,489)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,006	$6,515	$14,300	$27,544	$278,697	$583,994
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,951)	(598)	(18,510)	7,768	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(1)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(213,933)	567,299
Futures	14,655	3,117	170	1,076	—	—
Foreign Currency Transactions	(19)	(22)	—	—	—	—
Forward Currency Contracts	4,364	4,580	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,140)	4,904	(62,958)	161,776	—	—
Affiliated Investment Companies Shares	—	—	—	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(4,388,631)	520,416
Futures	(31,965)	32,621	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(16)	17	—	—	—	—
Forward Currency Contracts	1,799	(2,987)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,267)	48,147	(67,001)	198,164	(4,323,867)	1,671,709

Distributions:
Institutional Class Shares	(34,948)	(20,957)	(16,190)	(27,532)	(796,858)	(1,739,287)
Capital Share Transactions (1):
Shares Issued	62,135	119,988	350,974	528,889	3,475,776	4,897,413
Shares Issued in Lieu of Cash Distributions	34,917	20,897	14,666	25,154	748,744	1,640,106
Shares Redeemed	(65,624)	(108,388)	(387,040)	(570,364)	(5,213,924)	(6,081,700)

Net Increase (Decrease) from Capital Share Transactions	31,428	32,497	(21,400)	(16,321)	(989,404)	455,819

Total Increase (Decrease) in Net Assets	(19,787)	59,687	(104,591)	154,311	(6,110,129)	388,241
Net Assets
Beginning of Period	386,750	327,063	1,611,529	1,457,218	25,656,577	25,268,336

End of Period	$366,963	$386,750	$1,506,938	$1,611,529	$19,546,448	$25,656,577

(1) Shares Issued and Redeemed:
Shares Issued	4,939	9,070	20,315	31,151	111,015	139,726
Shares Issued in Lieu of Cash Distributions	2,583	1,778	826	1,470	20,973	49,108
Shares Redeemed	(5,215)	(8,366)	(21,688)	(33,043)	(165,487)	(173,229)

Net Increase (Decrease) from Shares Issued and Redeemed	2,307	2,482	(547)	(422)	(33,499)	15,605

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,904	$152,032	$92,862	$176,818	$233,478	$428,002
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(136,034)	294,019	(246,013)	252,390	(19,542)	426,686
Affiliated Investment Companies Shares Sold	(110)	(25)	89	(15)	(212)	(10)
Futures	(14,522)	2,964	(283)	2,914	(32,427)	18,158
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,485,900)	(345,890)	(2,990,303)	(894,215)	(2,431,056)	1,821,725
Affiliated Investment Companies Shares	(38)	76	(47)	92	(54)	121
Futures	20,902	5,420	17,884	2,943	47,820	7,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,533,798)	108,596	(3,125,811)	(459,073)	(2,201,993)	2,701,940

Distributions:
Class R1 Shares	(1,554)	(2,513)	—	—	—	—
Class R2 Shares	(2,063)	(5,135)	—	—	—	—
Institutional Class Shares	(347,368)	(551,618)	(322,021)	(938,132)	(647,697)	(571,432)

Total Distributions	(350,985)	(559,266)	(322,021)	(938,132)	(647,697)	(571,432)

Capital Share Transactions (1):
Shares Issued	2,087,724	2,637,809	2,894,475	3,592,295	3,428,095	5,380,108
Shares Issued in Lieu of Cash Distributions	333,177	530,049	292,112	853,450	634,035	558,896
Shares Redeemed	(1,910,758)	(2,395,979)	(3,078,999)	(4,014,642)	(4,663,281)	(5,107,180)

Net Increase (Decrease) from Capital Share Transactions	510,143	771,879	107,588	431,103	(601,151)	831,824

Total Increase (Decrease) in Net Assets	(2,374,640)	321,209	(3,340,244)	(966,102)	(3,450,841)	2,962,332
Net Assets
Beginning of Period	10,784,371	10,463,162	13,766,513	14,732,615	26,592,058	23,629,726

End of Period	$8,409,731	$10,784,371	$10,426,269	$13,766,513	$23,141,217	$26,592,058

(1) Shares Issued and Redeemed:
Shares Issued	126,929	121,444	118,504	110,892	155,856	236,496
Shares Issued in Lieu of Cash Distributions	15,447	25,877	8,931	27,705	26,025	25,053
Shares Redeemed	(108,314)	(109,962)	(117,208)	(123,617)	(213,678)	(223,481)

Net Increase (Decrease) from Shares Issued and Redeemed	34,062	37,359	10,227	14,980	(31,797)	38,068

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$232,840	$439,783	$34,893	$68,989	$98,816	$193,190
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(39,354)	599,875	(9,437)	79,679	(344,087)	442,056
Affiliated Investment Companies
Shares Sold	(285)	(16)	—	(8)	(56)	19
Futures	(29,413)	12,596	(4,064)	5,143	(17,109)	6,738
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,689,203)	1,487,083	(794,723)	107,790	(2,776,850)	(403,731)
Affiliated Investment Companies Shares	(35)	119	(11)	24	(96)	172
Futures	48,463	11,243	7,276	(433)	26,653	5,348

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,476,987)	2,550,683	(766,066)	261,184	(3,012,729)	243,792

Distributions:
Institutional Class Shares	(809,320)	(706,196)	(111,558)	(171,794)	(499,839)	(770,283)
Capital Share Transactions (1):
Shares Issued	3,524,152	5,306,857	695,786	1,046,904	1,965,569	3,562,046
Shares Issued in Lieu of Cash Distributions	790,387	689,550	104,370	161,116	473,623	729,294
Shares Redeemed	(4,361,355)	(4,689,389)	(946,517)	(1,324,567)	(3,307,039)	(3,675,805)

Net Increase (Decrease) from Capital Share Transactions	(46,816)	1,307,018	(146,361)	(116,547)	(867,847)	615,535

Total Increase (Decrease) in Net Assets	(3,333,123)	3,151,505	(1,023,985)	(27,157)	(4,380,415)	89,044
Net Assets
Beginning of Period	27,829,155	24,677,650	4,583,612	4,610,769	17,392,495	17,303,451

End of Period	$24,496,032	$27,829,155	$3,559,627	$4,583,612	$13,012,080	$17,392,495

(1) Shares Issued and Redeemed:
Shares Issued	181,884	253,504	47,885	59,429	71,373	109,061
Shares Issued in Lieu of Cash Distributions	35,250	33,907	5,726	9,622	14,212	23,700
Shares Redeemed	(217,408)	(220,975)	(61,944)	(74,594)	(113,999)	(112,260)

Net Increase (Decrease) from Shares Issued and Redeemed	(274)	66,436	(8,333)	(5,543)	(28,414)	20,501

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$31,537	$62,058	$16,637	$20,045	$180,211	$131,211
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(64,267)	138,583	1,791	(7,380)	(67,827)	145,222
Affiliated Investment Companies Shares Sold	39	(10)	(6)	(1)	(43)	(19)
Futures	(3,987)	(1,815)	(256)	(52)	(13,233)	(1,177)
In-Kind Redemptions	—	—	—	—	—	50,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,308,726)	(192,068)	(15,022)	174,344	(2,001,859)	1,820,026
Affiliated Investment Companies Shares	(23)	55	—	1	10	20
Futures	11,182	3,769	—	—	19,252	1,373

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,334,245)	10,572	3,144	186,957	(1,883,489)	2,147,278

Distributions:
Institutional Class Shares	(160,924)	(310,436)	(15,049)	(18,698)	(167,599)	(212,725)
Capital Share Transactions (1):
Shares Issued	869,461	1,191,565	962,933	1,044,168	1,433,354	2,154,389
Shares Issued in Lieu of Cash Distributions	148,360	286,363	15,040	18,687	142,920	176,698
Shares Redeemed	(986,171)	(1,305,081)	(296,325)	(250,540)	(1,577,664)	(2,171,861)

Net Increase (Decrease) from Capital Share Transactions.	31,650	172,847	681,648	812,315	(1,390)	159,226

Total Increase (Decrease) in Net Assets	(1,463,519)	(127,017)	669,743	980,574	(2,052,478)	2,093,779
Net Assets
Beginning of Period	6,351,299	6,478,316	1,703,302	722,728	10,671,437	8,577,658

End of Period	$4,887,780	$6,351,299	$2,373,045	$1,703,302	$8,618,959	$10,671,437

(1) Shares Issued and Redeemed:
Shares Issued	53,044	59,202	75,788	84,124	39,782	57,187
Shares Issued in Lieu of Cash Distributions	7,169	15,096	1,162	1,503	3,808	4,909
Shares Redeemed	(60,121)	(64,786)	(23,030)	(20,561)	(45,483)	(58,685)

Net Increase (Decrease) from Shares Issued and Redeemed	92	9,512	53,920	65,066	(1,893)	3,411

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.02		$13.03	$14.54	$12.22	$12.54	$13.65	$18.61		$16.75	$15.93	$13.06	$12.86	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.26	0.26	0.18	0.10	0.07	0.17		0.31	0.28	0.26	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		1.60	0.52	2.63	0.45	0.53	(1.09)		1.86	0.81	2.87	0.19	0.21

Total from Investment Operations	(0.50)		1.86	0.78	2.81	0.55	0.60	(0.92)		2.17	1.09	3.13	0.44	0.44

Less Distributions:
Net Investment Income	(0.11)		(0.30)	(0.25)	(0.13)	(0.08)	(0.05)	(0.15)		(0.31)	(0.27)	(0.26)	(0.24)	(0.21)
Net Realized Gains	(1.14)		(0.57)	(2.04)	(0.36)	(0.79)	(1.66)	(0.03)		—	—	—	—	(0.02)

Total Distributions	(1.25)		(0.87)	(2.29)	(0.49)	(0.87)	(1.71)	(0.18)		(0.31)	(0.27)	(0.26)	(0.24)	(0.23)

Net Asset Value, End of Period	$12.27		$14.02	$13.03	$14.54	$12.22	$12.54	$17.51		$18.61	$16.75	$15.93	$13.06	$12.86

Total Return	(4.39	%)(B)	15.67%	5.62%	23.53%	4.75%	5.25%	(4.92	%)(B)	13.13%	6.82%	24.16%	3.51%	3.49%

Net Assets, End of Period (thousands)	$366,963		$386,750	$327,063	$322,347	$238,413	$203,641	$1,506,938		$1,611,529	$1,457,218	$1,212,883	$851,323	$699,144
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.18%	0.23%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.18	%(C)	0.19%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.05	%(C)	1.98%	1.94%	1.36%	0.80%	0.53%	1.81	%(C)	1.77%	1.64%	1.74%	1.99%	1.77%
Portfolio Turnover Rate	57	%(B)	109%	91%	122%	119%	223%	12	%(B)	22%	7%	11%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$37.13		$37.41	$38.84	$32.63	$33.27	$33.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.83	0.78	0.74	0.70	0.69
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.65)		1.45	0.35	6.99	0.71	(0.32)

Total from Investment Operations	(6.24)		2.28	1.13	7.73	1.41	0.37

Less Distributions:
Net Investment Income	(0.35)		(0.76)	(0.73)	(0.70)	(0.70)	(0.66)
Net Realized Gains	(0.81)		(1.80)	(1.83)	(0.82)	(1.35)	(0.19)

Total Distributions	(1.16)		(2.56)	(2.56)	(1.52)	(2.05)	(0.85)

Net Asset Value, End of Period	$29.73		$37.13	$37.41	$38.84	$32.63	$33.27

Total Return	(17.30	%)(B)	6.97%	2.79%	24.11%	4.58%	1.16%

Net Assets, End of Period (thousands)	$19,546,448		$25,656,577	$25,268,336	$23,732,871	$17,673,253	$15,807,935
Ratio of Expenses to Average Net Assets (D)	0.27	%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor) (D)	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.34	%(C)	2.33%	1.98%	2.03%	2.24%	2.04%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.30		$23.45	$25.15	$21.26	$21.58	$23.19

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.30	0.28	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.49)		(0.24)	(0.63)	4.66	0.60	(0.61)

Total from Investment Operations	(5.33)		0.06	(0.35)	4.91	0.84	(0.35)

Less Distributions:
Net Investment Income	(0.15)		(0.27)	(0.26)	(0.24)	(0.27)	(0.25)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.72)		(1.21)	(1.35)	(1.02)	(1.16)	(1.26)

Net Asset Value, End of Period	$16.25		$22.30	$23.45	$25.15	$21.26	$21.58

Total Return	(24.71	%)(B)	0.78%	(1.61%)	23.32%	4.21%	(1.33%)

Net Assets, End of Period (thousands)	$36,047		$56,378	$47,848	$54,960	$35,661	$40,159
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.48%	0.47%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.34%	1.10%	1.03%	1.16%	1.15%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.18		$23.32	$25.03	$21.16	$21.51	$23.12

Income from Investment Operations(A)
Net Investment Income (Loss)	0.14		0.27	0.24	0.21	0.20	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.45)		(0.23)	(0.63)	4.65	0.60	(0.61)

Total from Investment Operations.	(5.31)		0.04	(0.39)	4.86	0.80	(0.38)

Less Distributions:
Net Investment Income	(0.13)		(0.24)	(0.23)	(0.21)	(0.26)	(0.22)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.70)		(1.18)	(1.32)	(0.99)	(1.15)	(1.23)

Net Asset Value, End of Period	$16.17		$22.18	$23.32	$25.03	$21.16	$21.51

Total Return	(24.75	%)(B)	0.64%	(1.79%)	23.17%	4.04%	(1.49%)

Net Assets, End of Period (thousands)	$39,141		$72,669	$108,168	$156,809	$147,945	$135,412
Ratio of Expenses to Average Net Assets	0.62	%(C)	0.63%	0.62%	0.62%	0.62%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.43	%(C)	1.21%	0.95%	0.90%	1.00%	1.02%
Portfolio Turnover Rate	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$22.31		$23.46	$25.16	$21.26	$21.56	$23.16

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.17		0.32	0.30	0.27	0.25	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.50)		(0.23)	(0.63)	4.67	0.60	(0.61)

Total from Investment Operations	(5.33)		0.09	(0.33)	4.94	0.85	(0.32)

Less Distributions:
Net Investment Income	(0.16)		(0.30)	(0.28)	(0.26)	(0.26)	(0.27)
Net Realized Gains	(0.57)		(0.94)	(1.09)	(0.78)	(0.89)	(1.01)

Total Distributions	(0.73)		(1.24)	(1.37)	(1.04)	(1.15)	(1.28)

Net Asset Value, End of Period	$16.25		$22.31	$23.46	$25.16	$21.26	$21.56

Total Return	(24.69	%)(B)	0.88%	(1.52%)	23.46%	4.29%	(1.20%)

Net Assets, End of Period (thousands)	$8,334,543		$10,655,324	$10,307,146	$10,528,662	$7,884,683	$6,987,896
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.38%	0.37%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.67	%(C)	1.45%	1.20%	1.13%	1.24%	1.28%
Portfolio Turnover Rate.	8	%(B)	16%	23%	23%	28%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$32.79		$36.39	$39.07	$32.75	$33.08	$35.82	$24.71		$22.77	$22.01	$18.00	$17.90	$17.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.42	0.39	0.31	0.32	0.41	0.22		0.40	0.36	0.33	0.33	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.98)		(1.69)	(0.90)	7.71	1.06	(1.44)	(2.16)		2.08	0.88	4.12	0.30	0.26

Total from Investment Operations	(7.76)		(1.27)	(0.51)	8.02	1.38	(1.03)	(1.94)		2.48	1.24	4.45	0.63	0.57

Less Distributions:
Net Investment Income	(0.22)		(0.38)	(0.37)	(0.30)	(0.33)	(0.38)	(0.19)		(0.40)	(0.35)	(0.35)	(0.32)	(0.30)
Net Realized Gains	(0.56)		(1.95)	(1.80)	(1.40)	(1.38)	(1.33)	(0.42)		(0.14)	(0.13)	(0.09)	(0.21)	(0.08)

Total Distributions	(0.78)		(2.33)	(2.17)	(1.70)	(1.71)	(1.71)	(0.61)		(0.54)	(0.48)	(0.44)	(0.53)	(0.38)

Net Asset Value, End of Period	$24.25		$32.79	$36.39	$39.07	$32.75	$33.08	$22.16		$24.71	$22.77	$22.01	$18.00	$17.90

Total Return	(24.29	%)(B)	(3.04%)	(1.48%)	24.67%	4.49%	(2.83%)	(8.08	%)(B)	11.18%	5.59%	24.93%	3.68%	3.26%

Net Assets, End of Period (thousands)	$10,426,269		$13,766,513	$14,732,615	$15,165,867	$12,613,185	$11,680,262	$23,141,217		$26,592,058	$23,629,726	$20,762,742	$14,960,159	$13,275,774
Ratio of Expenses to Average Net Assets	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%	0.19	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.26%	1.00%	0.83%	1.01%	1.18%	1.82	%(C)	1.72%	1.55%	1.64%	1.88%	1.71%
Portfolio Turnover Rate	12	%(B)	19%	27%	24%	19%	17%	1	%(B)	5%	3%	3%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.66		$21.25	$20.90	$17.19	$17.26	$17.34	$18.71		$18.40	$19.16	$15.93	$16.22	$17.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.36	0.34	0.31	0.31	0.30	0.14		0.28	0.26	0.24	0.25	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.24)		1.65	0.53	3.83	0.25	0.02	(3.35)		0.72	(0.10)	3.65	0.24	(0.30)

Total from Investment Operations	(2.05)		2.01	0.87	4.14	0.56	0.32	(3.21)		1.00	0.16	3.89	0.49	(0.05)

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.32)	(0.31)	(0.30)	(0.28)	(0.13)		(0.27)	(0.25)	(0.23)	(0.25)	(0.24)
Net Realized Gains	(0.50)		(0.23)	(0.20)	(0.12)	(0.33)	(0.12)	(0.33)		(0.42)	(0.67)	(0.43)	(0.53)	(0.53)

Total Distributions	(0.66)		(0.60)	(0.52)	(0.43)	(0.63)	(0.40)	(0.46)		(0.69)	(0.92)	(0.66)	(0.78)	(0.77)

Net Asset Value, End of Period	$19.95		$22.66	$21.25	$20.90	$17.19	$17.26	$15.04		$18.71	$18.40	$19.16	$15.93	$16.22

Total Return	(9.35	%)(B)	9.78%	4.16%	24.36%	3.47%	1.92%	(17.58	%)(B)	5.92%	0.69%	24.73%	3.28%	(0.18%)

Net Assets, End of Period (thousands)	$24,496,032		$27,829,155	$24,677,650	$22,515,418	$16,851,046	$15,200,564	$3,559,627		$4,583,612	$4,610,769	$4,724,003	$3,822,647	$3,651,529
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.32	%(C)	0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22%		0.22%	0.22%	0.22%	0.22%	0.22%	0.32%		0.33%	0.32%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.74	%(C)	1.69%	1.53%	1.59%	1.87%	1.68%	1.65	%(C)	1.53%	1.35%	1.36%	1.64%	1.50%
Portfolio Turnover Rate	3	%(B)	6%	5%	5%	4%	5%	7	%(B)	6%	10%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.80		$35.02	$36.48	$30.14	$30.84	$31.38	$20.78		$21.88	$22.76	$18.58	$19.00	$20.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.38	0.39	0.35	0.34	0.35	0.10		0.20	0.17	0.16	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.25)		(0.05)	(0.08)	7.17	0.77	0.33	(4.37)		(0.26)	0.12	5.12	0.60	0.02

Total from Investment Operations	(6.05)		0.33	0.31	7.52	1.11	0.68	(4.27)		(0.06)	0.29	5.28	0.76	0.18

Less Distributions:
Net Investment Income	(0.18)		(0.35)	(0.37)	(0.35)	(0.35)	(0.33)	(0.09)		(0.18)	(0.16)	(0.16)	(0.16)	(0.16)
Net Realized Gains	(0.81)		(1.20)	(1.40)	(0.83)	(1.46)	(0.89)	(0.43)		(0.86)	(1.01)	(0.94)	(1.02)	(1.12)

Total Distributions	(0.99)		(1.55)	(1.77)	(1.18)	(1.81)	(1.22)	(0.52)		(1.04)	(1.17)	(1.10)	(1.18)	(1.28)

Net Asset Value, End of Period	$26.76		$33.80	$35.02	$36.48	$30.14	$30.84	$15.99		$20.78	$21.88	$22.76	$18.58	$19.00

Total Return	(18.47	%)(B)	1.41%	0.77%	25.21%	3.89%	2.34%	(21.09	%)(B)	0.24%	1.29%	28.91%	4.32%	1.11%

Net Assets, End of Period (thousands)	$13,012,080		$17,392,495	$17,303,451	$16,931,787	$12,977,199	$10,616,542	$4,887,780		$6,351,299	$6,478,316	$6,306,730	$5,128,323	$5,007,091
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.37	%(C)	0.37%	0.37%	0.37%	0.37%	0.37%	0.52	%(C)	0.53%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.26	%(C)	1.13%	1.06%	1.04%	1.16%	1.10%	1.07	%(C)	0.98%	0.74%	0.75%	0.88%	0.82%
Portfolio Turnover Rate	2	%(B)	8%	13%	14%	10%	11%	7	%(B)	15%	19%	15%	15%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio						DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 Ʊ to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$13.51		$11.85	$10.93	$10.00		$41.90		$34.14	$34.99	$34.32	$33.04	$32.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.22	0.19	0.07		0.70		0.52 **	1.60	0.84	1.09	0.90
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		1.64	0.89	0.91		(7.85)		8.09 **	(0.69)	1.12	1.18	0.95

Total from Investment Operations	(0.22)		1.86	1.08	0.98		(7.15)		8.61	0.91	1.96	2.27	1.85

Less Distributions:
Net Investment Income	(0.11)		(0.20)	(0.16)	(0.05)		(0.60)		(0.85)	(1.65)	(0.98)	(0.99)	(1.05)
Net Realized Gains	—		—	—	—		(0.06)		—	(0.11)	(0.31)	—	—

Total Distributions	(0.11)		(0.20)	(0.16)	(0.05)		(0.66)		(0.85)	(1.76)	(1.29)	(0.99)	(1.05)

Net Asset Value, End of Period	$13.18		$13.51	$11.85	$10.93		$34.09		$41.90	$34.14	$34.99	$34.32	$33.04

Total Return	(1.65	%)(B)	15.88%	9.88%	9.84	%(B)	(17.21	%)(B)	25.64%	2.63%	5.86%	6.89%	5.89%

Net Assets, End of Period (thousands)	$2,373,045		$1,703,302	$722,728	$141,073		$8,618,959		$10,671,437	$8,577,658	$8,281,176	$7,260,180	$6,553,192
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.27%	0.35	%(C)(E)	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	1.73%	1.58%	1.45	%(C)(E)	3.66	%(C)	1.38%**	4.66%	2.43%	3.15%	2.75%
Portfolio Turnover Rate	0	%(B)	4%	7%	0	%(B)	3	%(B)	3%	3%	1%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one invests all of its assets in a corresponding series (the “Feeder Fund”). The Feeder Fund invests all of its assets in a corresponding series (the “Master Fund”) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2020, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/20
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

67

are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

68

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

69

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.18	%*
U.S. Large Cap Equity Portfolio	0.14	%*
U.S. Large Cap Value Portfolio	0.24	%*
U.S. Targeted Value Portfolio	0.34	%*
U.S. Small Cap Value Portfolio	0.49	%*
U.S. Core Equity 1 Portfolio	0.16	%*
U.S. Core Equity 2 Portfolio	0.19	%*
U.S. Vector Equity Portfolio	0.29	%*
U.S. Small Cap Portfolio	0.34	%*
U.S. Micro Cap Portfolio	0.49	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Enhanced U.S. Large Company Portfolio	0.20%	0.12%
U.S. Large Cap Equity Portfolio	0.15%	0.12%
U.S. Large Cap Value Portfolio	0.25%	0.23%
U.S. Targeted Value Portfolio	0.35%	0.33%
U.S. Small Cap Value Portfolio	0.50%	0.48%
U.S. Core Equity 1 Portfolio	0.17%	0.14%
U.S. Core Equity 2 Portfolio	0.20%	0.17%
U.S. Vector Equity Portfolio	0.30%	0.28%
U.S. Small Cap Portfolio	0.35%	0.33%
U.S. Micro Cap Portfolio	0.50%	0.48%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

70

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$4	$161	$940
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.23%	—	11,908	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	78	(70)	115
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	750	3,479
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

71

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8
U.S. Large Cap Equity Portfolio	3
U.S. Large Cap Value Portfolio	405
U.S. Targeted Value Portfolio	146
U.S. Small Cap Value Portfolio	373
U.S. Core Equity 1 Portfolio	182
U.S. Core Equity 2 Portfolio	271
U.S. Vector Equity Portfolio	90
U.S. Small Cap Portfolio	237
U.S. Micro Cap Portfolio	169
U.S. High Relative Profitability Portfolio	(13)
DFA Real Estate Securities Portfolio	136

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$55,997	$54,148	$119,379	$136,265
U.S. Large Cap Equity Portfolio	—	—	193,715	204,914
U.S. Targeted Value Portfolio	—	—	1,135,519	820,964
U.S. Small Cap Value Portfolio	—	—	1,427,380	1,491,169
U.S. Core Equity 1 Portfolio	—	—	372,458	1,432,605
U.S. Core Equity 2 Portfolio	—	—	717,325	1,408,113
U.S. Vector Equity Portfolio	—	—	275,091	507,853
U.S. Small Cap Portfolio	—	—	273,387	1,446,024
U.S. Micro Cap Portfolio	—	—	378,999	400,277
U.S. High Relative Profitability Portfolio	—	—	688,401	3,766
DFA Real Estate Securities Portfolio	—	—	340,227	382,670

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

72

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

Total	$1,289	$6,306	$7,012	—	—	$583	50	$54	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

Total	$19,728	$64,361	$74,419	$(3)	—	$9,667	835	$574	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

Total	$825,426	$1,269,810	$1,716,261	$(110)	$(38)	$378,827	32,739	$16,564	—

U.S. Small Cap Value Portfolio
DFA Short Term Investment Fund	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

Total	$1,062,351	$1,234,399	$2,000,157	$89	$(47)	$296,635	25,636	$21,802	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

Total	$1,249,641	$2,056,452	$2,801,605	$(212)	$(54)	$504,222	43,576	$23,451	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

Total	$1,381,742	$2,248,869	$2,848,115	$(285)	$(35)	$782,176	67,598	$27,541	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

Total	$287,323	$378,611	$581,136	—	$(11)	$84,787	7,328	$5,925	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

Total	$1,964,506	$1,478,464	$2,798,826	$(56)	$(96)	$643,992	55,656	$36,475	—

73

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

Total	$617,024	$713,598	$1,144,959	$39	$(23)	$185,679	16,047	$12,505	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

Total	$10,056	$43,775	$49,508	$(6)	—	$4,317	373	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

Total	$317,149	$1,013,079	$1,209,926	$(43)	$10	$120,269	10,394	$5,513	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2018	$25,719	$29,522	—	$55,241
2019	12,487	8,470	—	20,957
U.S. Large Cap Equity Portfolio
2018	22,154	—	—	22,154
2019	27,531	—	—	27,531

74

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2018	$514,712	$1,084,643	—	$1,599,355
2019	527,139	1,212,148	—	1,739,287
U.S. Targeted Value Portfolio
2018	150,659	435,624	—	586,283
2019	165,860	393,406	—	559,266
U.S. Small Cap Value Portfolio
2018	181,057	653,833	—	834,890
2019	168,204	769,928	—	938,132
U.S. Core Equity 1 Portfolio
2018	344,039	116,824	—	460,863
2019	423,200	148,232	—	571,432
U.S. Core Equity 2 Portfolio
2018	362,649	214,753	—	577,402
2019	443,069	263,127	—	706,196
U.S. Vector Equity Portfolio
2018	61,316	164,690	—	226,006
2019	66,053	105,741	—	171,794
U.S. Small Cap Portfolio
2018	220,415	608,203	—	828,618
2019	215,050	555,233	—	770,283
U.S. Micro Cap Portfolio
2018	68,087	260,436	—	328,523
2019	56,095	254,341	—	310,436
U.S. High Relative Profitability Portfolio
2018	5,717	—	—	5,717
2019	18,698	—	—	18,698
DFA Real Estate Securities Portfolio
2018	419,917	19,701	—	439,618
2019	212,725	—	—	212,725

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(2,188)	$(2,801)	$(4,989)
U.S. Large Cap Equity Portfolio	(1,297)	—	(1,297)
U.S. Large Cap Value Portfolio	(55,934)	(15,874)	(71,808)
U.S. Targeted Value Portfolio	(15,687)	(16,871)	(32,558)
U.S. Small Cap Value Portfolio	(19,705)	(18,560)	(38,265)
U.S. Core Equity 1 Portfolio	(39,604)	(5,829)	(45,433)
U.S. Core Equity 2 Portfolio	(40,460)	(13,419)	(53,879)

75

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio	$(6,880)	$(3,088)	$(9,968)
U.S. Small Cap Portfolio	(13,502)	(29,688)	(43,190)
U.S. Micro Cap Portfolio	(6,360)	(7,123)	(13,483)
U.S. High Relative Profitability Portfolio	(478)	—	(478)
DFA Real Estate Securities Portfolio	—	—	—

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$15,296	$18,584	—	$(175)	$33,705
U.S. Large Cap Equity Portfolio	1,188	2,825	—	469,466	473,479
U.S. Large Cap Value Portfolio	—	559,414	—	6,642,496	7,201,910
U.S. Targeted Value Portfolio	5,798	273,128	—	1,107,339	1,386,265
U.S. Small Cap Value Portfolio	24,067	231,558	—	2,221,941	2,477,566
U.S. Core Equity 1 Portfolio	—	447,398	—	9,383,890	9,831,288
U.S. Core Equity 2 Portfolio	—	609,730	—	9,643,827	10,253,557
U.S. Vector Equity Portfolio	—	81,241	—	1,572,085	1,653,326
U.S. Small Cap Portfolio	—	411,119	—	3,316,376	3,727,495
U.S. Micro Cap Portfolio	1,147	131,977	—	1,965,123	2,098,247
U.S. High Relative Profitability Portfolio	1,613	—	$(8,733)	182,830	175,710
DFA Real Estate Securities Portfolio	62,157	14,210	—	3,822,162	3,898,529

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—
U.S. Large Cap Equity Portfolio	—	—
U.S. Large Cap Value Portfolio	—	—
U.S. Targeted Value Portfolio	—	—
U.S. Small Cap Value Portfolio	—	—
U.S. Core Equity 1 Portfolio	—	—
U.S. Core Equity 2 Portfolio	—	—
U.S. Vector Equity Portfolio	—	—
U.S. Small Cap Portfolio	—	—
U.S. Micro Cap Portfolio	—	—
U.S. High Relative Profitability Portfolio	$8,733	$8,733
DFA Real Estate Securities Portfolio	—	—

76

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

U.S. Large Cap Equity Portfolio	$7,156

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$342,455	$1,274	$(4,160)	$(2,886)
U.S. Large Cap Equity Portfolio	1,271,441	480,586	(37,576)	443,010
U.S. Large Cap Value Portfolio	17,437,526	2,123,786	—	2,123,786
U.S. Targeted Value Portfolio	10,662,370	2,469,348	(808,083)	1,661,265
U.S. Small Cap Value Portfolio	13,647,436	3,818,348	(1,061,398)	2,756,950
U.S. Core Equity 1 Portfolio	18,583,845	10,164,122	(947,561)	9,216,561
U.S. Core Equity 2 Portfolio	19,532,576	10,837,114	(1,127,851)	9,709,263
U.S. Vector Equity Portfolio	3,496,326	1,884,785	(269,503)	1,615,282
U.S. Small Cap Portfolio	16,897,268	5,298,146	(1,311,739)	3,986,407
U.S. Micro Cap Portfolio	5,393,682	2,444,454	(393,914)	2,050,540
U.S. High Relative Profitability Portfolio	1,057,846	140,742	(25,462)	115,280
DFA Real Estate Securities Portfolio	6,910,377	3,224,687	(259,941)	2,964,746

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

77

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2020		Year Ended October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$6,284	335	$18,052	831
Shares Issued in Lieu of Cash Distributions	1,554	72	2,513	123
Shares Redeemed	(15,469)	(716)	(10,271)	(467)

Net Increase (Decrease) — Class R1 Shares	$(7,631)	(309)	$10,294	487

Class R2 Shares
Shares Issued	$4,867	278	$16,359	740
Shares Issued in Lieu of Cash Distributions	2,063	94	5,135	253
Shares Redeemed	(26,018)	(1,227)	(51,887)	(2,355)

Net Increase (Decrease) — Class R2 Shares	$(19,088)	(855)	$(30,393)	(1,362)

Institutional Class Shares
Shares Issued	$2,076,573	126,316	$2,603,398	119,873
Shares Issued in Lieu of Cash Distributions	329,560	15,281	522,401	25,501
Shares Redeemed	(1,869,271)	(106,371)	(2,333,821)	(107,140)

Net Increase (Decrease) — Institutional Class Shares	$536,862	35,226	$791,978	38,234

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

78

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$247,959	$390,090
U.S. Targeted Value Portfolio	—	110,777
U.S. Small Cap Value Portfolio	—	156,555
U.S. Core Equity 1 Portfolio	—	238,968
U.S. Core Equity 2 Portfolio	—	249,096
U.S. Vector Equity Portfolio	—	30,411
U.S. Small Cap Portfolio	—	150,193
U.S. Micro Cap Portfolio	—	61,769
DFA Real Estate Securities Portfolio	—	102,953

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$442	$442	—
U.S. Targeted Value Portfolio	24,202	—	$24,202
U.S. Small Cap Value Portfolio	18,340	—	18,340
U.S. Core Equity 1 Portfolio	49,731	—	49,731

79

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Core Equity 2 Portfolio	$50,688	—	$50,688
U.S. Vector Equity Portfolio	7,474	—	7,474
U.S. Small Cap Portfolio	32,018	—	32,018
U.S. Micro Cap Portfolio	12,237	—	12,237
DFA Real Estate Securities Portfolio	20,158	—	20,158

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(20,061)	$(1,183)	$(18,878)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$19,019	$4,364	$14,655
U.S. Large Cap Equity Portfolio	170	—	170 *
U.S. Targeted Value Portfolio	(14,522)	—	(14,522)
U.S. Small Cap Value Portfolio	(283)	—	(283)
U.S. Core Equity 1 Portfolio	(32,427)	—	(32,427)
U.S. Core Equity 2 Portfolio	(29,413)	—	(29,413)
U.S. Vector Equity Portfolio	(4,064)	—	(4,064)
U.S. Small Cap Portfolio	(17,109)	—	(17,109)
U.S. Micro Cap Portfolio	(3,987)	—	(3,987)
U.S. High Relative Profitability Portfolio	(256)	—	(256)*
DFA Real Estate Securities Portfolio	(13,233)	—	(13,233)

80

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(30,166)	$1,799	$(31,965)
U.S. Targeted Value Portfolio	20,902	—	20,902
U.S. Small Cap Value Portfolio	17,884	—	17,884
U.S. Core Equity 1 Portfolio	47,820	—	47,820
U.S. Core Equity 2 Portfolio	48,463	—	48,463
U.S. Vector Equity Portfolio	7,276	—	7,276
U.S. Small Cap Portfolio	26,653	—	26,653
U.S. Micro Cap Portfolio	11,182	—	11,182
DFA Real Estate Securities Portfolio	19,252	—	19,252

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

81

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

			Gross Amounts Not Offset in the Statements of Assets and Liabilities					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$344	$344	$(344)	—	—	$1,064	$1,064	$(344)	—	$720
Bank of America Corp	94	94	(94)	—	—	95	95	(94)	—	1
Citibank, N.A	4	4	—	—	$4	—	—	—	—	—
JP Morgan New York	—	—	—	—	—	23	23	—	—	23

Total	$442	$442	$(438)	—	$4	$1,182	$1,182	$(438)	—	$744

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

82

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
U.S. Large Cap Equity Portfolio	1.49%	$14,634	11	$8	$88,507	—
U.S. Vector Equity Portfolio	1.84%	3,461	1	—	3,461	—
U.S. High Relative Profitability Portfolio	2.30%	706	1	—	706	—
DFA Real Estate Securities Portfolio	0.89%	14,124	2	1	24,107	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$20,199	$16,881	$(11,531)
U.S. Targeted Value Portfolio	149,794	127,237	(36,776)
U.S. Small Cap Value Portfolio	151,815	154,471	4,632
U.S. Core Equity 1 Portfolio	29,313	142,026	(43,353)
U.S. Core Equity 2 Portfolio	44,753	113,168	(10,154)
U.S. Vector Equity Portfolio	22,861	113,569	(21,933)
U.S. Small Cap Portfolio	35,736	175,695	(155,515)
U.S. Micro Cap Portfolio	108,071	18,109	(5,414)
U.S. High Relative Profitability Portfolio	34,185	1,326	(62)
DFA Real Estate Securities Portfolio	2,128	4,875	353

83

K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$13,080
U.S. Targeted Value Portfolio	400,411
U.S. Small Cap Value Portfolio	415,792
U.S. Core Equity 1 Portfolio	633,461
U.S. Core Equity 2 Portfolio	813,211
U.S. Vector Equity Portfolio	113,872
U.S. Small Cap Portfolio	779,249
U.S. Micro Cap Portfolio	187,182
U.S. High Relative Profitability Portfolio	6,384
DFA Real Estate Securities Portfolio	123,283

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

84

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$582	—	—	—	$582
U.S. Large Cap Equity Portfolio
Common Stocks	9,672	—	—	—	9,672
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	379,007	—	—	—	379,007
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	296,542	—	—	—	296,542
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	504,474	—	—	—	504,474
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	782,420	—	—	—	782,420
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	84,817	—	—	—	84,817
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	644,286	—	—	—	644,286
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	185,645	—	—	—	185,645
U.S. High Relative Profitability Portfolio
Common Stocks	4,327	—	—	—	4,327
DFA Real Estate Securities Portfolio
Common Stocks	120,394	—	—	—	120,394

85

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	84%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	4	82%
U.S. Targeted Value Portfolio-Class R2	6	88%
U.S. Targeted Value Portfolio-Institutional Class	3	58%

86

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Small Cap Value Portfolio-Institutional Class	4	72%
U.S. Core Equity 1 Portfolio-Institutional Class	4	74%
U.S. Core Equity 2 Portfolio-Institutional Class	5	81%
U.S. Vector Equity Portfolio-Institutional Class	4	78%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	76%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	70%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

87

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

88

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Enhanced U.S. Large Company Portfolio
December 17, 2019	79%	0%	21%
U.S. Small Cap Value Portfolio
December 17, 2019	71%	0%	29%
U.S. High Relative Profitability Portfolio
December 17, 2019	98%	0%	2%
DFA Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
March 30, 2020	16%	0%	84%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$794.40	0.33%	$1.47

90

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.22	0.33%	$1.66

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	30.8%
Government	34.2%
Foreign Corporate	18.6%
Foreign Government	12.5%
Supranational	3.9%

100.0%

92

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (58.1%)
AUSTRALIA — (1.5%)
Australia & New Zealand Banking Group, Ltd.
(r)	2.553%, 11/23/21		2,000	$2,000,393
Commonwealth Bank of Australia
	2.400%, 11/02/20		1,746	1,757,186
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		4,842	4,986,129
National Australia Bank, Ltd.
	2.125%, 05/22/20		745	745,483
	2.625%, 07/23/20		4,052	4,067,859
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,009,318

TOTAL AUSTRALIA				14,566,368

BELGIUM — (1.9%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	17,857,844

CANADA — (10.1%)
Bank of Montreal
(r)	2.428%, 08/27/21		12,203	12,225,582
Canada Housing Trust No 1
	1.450%, 06/15/20	CAD	2,500	1,798,664
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	6,000	4,314,379
Province of Alberta Canada
	1.250%, 06/01/20	CAD	14,000	10,064,974
Province of Ontario Canada
	4.200%, 06/02/20	CAD	30,347	21,872,645
Royal Bank of Canada
	1.920%, 07/17/20	CAD	5,000	3,597,543
	2.030%, 03/15/21	CAD	20,000	14,483,853
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	39,000	28,088,013

TOTAL CANADA				96,445,653

DENMARK — (0.6%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,400	5,453,888

FRANCE — (3.3%)
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	18,000	19,781,904
BNP Paribas SA
	2.375%, 05/21/20		2,720	2,721,752

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
BPCE SA
	2.650%, 02/03/21		330	$332,564
Credit Agricole SA
	2.750%, 06/10/20		1,000	1,001,148
Sanofi
	0.875%, 09/22/21	EUR	5,000	5,521,482
Societe Generale SA
	2.625%, 09/16/20		2,000	2,008,704

TOTAL FRANCE				31,367,554

GERMANY — (1.2%)
BMW US Capital LLC
Ω	2.000%, 04/11/21		3,000	2,984,244
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,060	3,054,001
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	203,264
Deutsche Bank AG
	2.950%, 08/20/20		2,463	2,461,345
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,036,995
Volkswagen Group of America Finance LLC
	2.400%, 05/22/20		2,000	2,001,177

TOTAL GERMANY				11,741,026

JAPAN — (3.3%)
American Honda Finance Corp.
#(r)	1.923%, 02/12/21		6,000	5,951,308
	1.950%, 05/20/22		500	499,659
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		513	520,942
(r)	1.833%, 09/13/21		2,500	2,496,200
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	2,028,143
Sumitomo Mitsui Banking Corp.
	2.650%, 07/23/20		2,250	2,258,640
Sumitomo Mitsui Financial Group, Inc.
(r)	2.275%, 10/19/21		3,520	3,521,328

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	$2,175,617
Toyota Motor Credit Corp.
(r)	1.591%, 04/13/21		12,000	11,935,860

TOTAL JAPAN				31,387,697

NETHERLANDS — (0.7%)
Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		5,000	4,997,795
Shell International Finance BV
	1.875%, 05/10/21		1,263	1,267,996

TOTAL NETHERLANDS				6,265,791

SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,204,911

SPAIN — (1.5%)
Santander UK Group Holdings P.L.C
	2.875%, 10/16/20		4,000	4,023,073
	3.125%, 01/08/21		1,808	1,824,777
Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,239,428

TOTAL SPAIN				14,087,278

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	2,000	2,205,393
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	28,000	30,684,402

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,889,795

SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	250,000	25,927,219

SWITZERLAND — (0.5%)
Credit Suisse AG
	3.000%, 10/29/21		1,500	1,535,519
Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,234,146

TOTAL SWITZERLAND				4,769,665

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (1.5%)
Barclays P.L.C.
	2.875%, 06/08/20	5,000	$5,005,211
	3.250%, 01/12/21	1,085	1,092,801
HSBC USA, Inc.
	2.750%, 08/07/20	6,725	6,752,232
Lloyds Banking Group P.L.C
	3.100%, 07/06/21	1,000	1,011,147

TOTAL UNITED KINGDOM			13,861,391

UNITED STATES — (25.6%)
AbbVie, Inc.
	2.500%, 05/14/20	11,317	11,321,187
Aircastle, Ltd.
	5.125%, 03/15/21	5,000	4,884,282
Allergan, Inc.
	3.375%, 09/15/20	1,570	1,572,846
American Express Credit Corp.
	2.600%, 09/14/20	1,600	1,607,192
American International Group, Inc.
	3.375%, 08/15/20	3,470	3,489,682
	6.400%, 12/15/20	7,000	7,215,471
Amgen, Inc.
	2.200%, 05/11/20	9,990	9,992,497
Anthem, Inc.
	4.350%, 08/15/20	1,128	1,137,500
	2.500%, 11/21/20	11,352	11,435,231
Aon Corp.
	5.000%, 09/30/20	1,000	1,013,633
Aon P.L.C
	2.800%, 03/15/21	3,380	3,417,160
AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,060,200
Bank of America Corp.
	2.625%, 10/19/20	1,010	1,016,863
Best Buy Co., Inc.
	5.500%, 03/15/21	6,000	6,084,581
Bristol-Myers Squibb Co.
Ω	2.875%, 02/19/21	7,000	7,105,024
Cardinal Health, Inc.
	4.625%, 12/15/20	5,150	5,233,384
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20	5,000	4,999,891
(r)	0.971%, 03/15/21	3,000	2,989,567
(r)	1.279%, 09/07/21	1,800	1,779,842
Citigroup, Inc.
	2.650%, 10/26/20	2,575	2,592,982
	2.700%, 03/30/21	2,234	2,264,497
Citizens Bank NA
	2.550%, 05/13/21	8,000	8,082,060

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Comcast Corp.
(r)	1.873%, 10/01/21	1,800	$1,796,881
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,009,970
Enterprise Products Operating LLC
	5.200%, 09/01/20	3,839	3,877,129
Eversource Energy
	2.500%, 03/15/21	4,050	4,083,226
Exelon Corp.
	2.850%, 06/15/20	1,205	1,205,675
Exelon Generation Co. LLC
	4.000%, 10/01/20	2,050	2,057,720
Fifth Third Bancorp
	2.875%, 07/27/20	1,250	1,253,050
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,003,581
General Electric Co.
	4.375%, 09/16/20	7,000	7,051,664
General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	496,581
Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20	6,320	6,353,686
Harley-Davidson Financial Services, Inc.
	2.400%, 06/15/20	2,600	2,599,798
Ω	2.850%, 01/15/21	6,000	5,980,648
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20	12,000	12,075,720
Huntington National Bank
	2.875%, 08/20/20	2,000	2,008,098
Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,089,325
Intercontinental Exchange, Inc.
#	2.750%, 12/01/20	2,229	2,246,676
JPMorgan Chase & Co.
	4.350%, 08/15/21	750	779,685
Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	642,624
KeyCorp
	2.900%, 09/15/20	3,128	3,145,922
Kraft Heinz Foods Co.
	2.800%, 07/02/20	1,909	1,905,340
Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,390,755
LG&E & KU Energy LLC
	3.750%, 11/15/20	1,244	1,250,787

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
	5.000%, 06/01/21		980	$1,010,519
LyondellBasell Industries NV
	6.000%, 11/15/21		5,000	5,256,120
Marriott International, Inc.
	2.875%, 03/01/21		600	588,266
Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21		1,526	1,577,564
Mylan N.V.
	3.150%, 06/15/21		1,214	1,221,234
National Rural Utilities
Cooperative Finance Corp.
(r)	1.750%, 06/30/21		1,800	1,780,374
NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21		1,500	1,500,121
NetApp, Inc.
	3.375%, 06/15/21		4,880	4,968,550
Philip Morris International, Inc.
	2.900%, 11/15/21		5,159	5,302,649
PNC Bank NA
	2.300%, 06/01/20		2,000	2,000,000
	2.600%, 07/21/20		4,116	4,125,660
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,297,587
Roper Technologies, Inc.
	3.000%, 12/15/20		5,070	5,109,556
Sempra Energy
	2.850%, 11/15/20		6,000	6,047,083
Southern Power Co.
	2.375%, 06/01/20		1,645	1,646,497
UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,905	2,935,523
Walmart, Inc.
#	2.850%, 06/23/20		12,858	12,902,770
Wells Fargo & Co.
	2.550%, 12/07/20		1,450	1,461,466
	4.600%, 04/01/21		3,400	3,508,485
#(r)	2.016%, 07/26/21		3,000	2,996,839
Xcel Energy, Inc.
	2.400%, 03/15/21		2,622	2,642,778

TOTAL UNITED STATES				243,479,754

TOTAL BONDS				552,305,834

U.S. TREASURY OBLIGATIONS — (30.3%)
U.S. Treasury Bills
	0.170%, 07/14/20		15,000	14,997,379
	0.190%, 09/08/20		10,000	9,995,125
	0.160%, 10/01/20		15,000	14,992,828
U.S. Treasury Notes
	1.625%, 07/31/20		8,000	8,030,484
(r)~«	0.240%, 01/31/21		22,000	22,016,377

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
(r)~«	0.264%, 04/30/21	187,000	$187,187,039
(r)	0.279%, 01/31/22	30,000	30,039,402

TOTAL U.S. TREASURY OBLIGATIONS			287,258,634

TOTAL INVESTMENT SECURITIES (Cost $845,109,542)			839,564,468

COMMERCIAL PAPER — (11.4%)
Ω	Airbus Group Finance
	1.137%, 05/26/20	7,000	6,998,999
Ω	Astrazeneca P.L.C
	2.000%, 10/28/20	3,000	2,978,868
Ω	AT&T, Inc.
	1.400%, 08/03/20	5,000	4,981,722
Ω	Bayer Corp.
	2.450%, 09/01/20	3,200	3,179,058
Ω	Caisse Des Depots Et
	1.640%, 05/12/20	30,000	29,998,690
Ω	DBS Bank, Ltd.
	1.660%, 05/12/20	30,000	29,998,160
Ω	Dupont De Nemours, Inc.
	1.300%, 07/07/20	4,500	4,489,113

		Face
		Amount^	Value†
		(000)
Ω	Emerson Electric Co.
	1.017%, 08/06/20	4,500	$4,489,159
Ω	Honeywell International
	1.018%, 09/18/20	8,000	7,982,140
Ω	Parker-Hannifin Corp.
	1.330%, 06/22/20	3,000	2,998,233
Ω	Walgreens Boots
	1.150%, 06/23/20	3,500	3,491,548
Ù	Walt Disney Co.
	1.400%, 05/27/20	7,000	6,998,745

TOTAL COMMERCIAL PAPER			108,584,435

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	171,416	1,983,454

TOTAL INVESTMENTS — (100.0%) (Cost $955,609,062)			$950,132,357

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	84,873,212	EUR	77,867,718	State Street Bank And Trust	06/09/20	$(516,139)
USD	37,981,150	CAD	53,370,306	JP Morgan New York	06/23/20	(365,275)
USD	25,530,339	SEK	255,519,772	State Street Bank And Trust	07/14/20	(679,026)
USD	46,629,305	CAD	65,559,791	State Street Bank And Trust	07/24/20	(479,414)

Total (Depreciation)						$(2,039,854)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	154	07/14/20	$2,655,977	$2,464,000	$(191,977)
CBOT Soybean Futures	61	07/14/20	2,671,209	2,608,512	(62,697)
CBOT Soybean Meal Futures	56	07/14/20	1,735,287	1,652,560	(82,727)
CBOT Soybean Oil Futures	71	07/14/20	1,165,538	1,133,160	(32,378)

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
COMEX Silver Futures	21	07/29/20	$1,571,287	$1,572,165	$878
Copper Futures	51	07/29/20	2,841,763	2,988,600	146,837
Gasoline Rbob Futures	16	06/30/20	503,352	542,909	39,557
Gold 100 Oz. Futures	44	08/27/20	7,485,859	7,484,400	(1,459)
ICE Brent Crude Oil Futures	52	05/29/20	1,698,515	1,376,960	(321,555)
Kc Hrw Wheat Futures	32	07/14/20	786,316	780,800	(5,516)
Lean Hogs Futures	33	07/15/20	840,625	798,600	(42,025)
Live Cattle Futures	40	08/31/20	1,448,120	1,473,600	25,480
LME Nickel Futures	31	07/13/20	2,118,404	2,266,038	147,634
LME Nickel Futures	26	05/18/20	1,968,087	1,893,528	(74,559)
LME Primary Aluminium Futures	89	07/13/20	3,420,195	3,314,694	(105,501)
LME Primary Aluminium Futures	75	05/18/20	3,312,436	2,750,157	(562,279)
LME Zinc Futures	54	07/13/20	2,544,456	2,616,975	72,519
LME Zinc Futures	46	05/18/20	2,605,780	2,225,238	(380,542)
Low Su Gasoil G Futures	21	07/10/20	675,036	565,950	(109,086)
Natural Gas Futures	188	06/26/20	3,715,933	4,079,600	363,667
Ny Harb Ulsd Futures	13	06/30/20	599,054	482,937	(116,117)
NYBOT CSC ’C’ Coffee Futures	30	07/21/20	1,337,106	1,195,875	(141,231)
NYBOT CTN No. 2 Cotton Futures	22	07/09/20	572,892	630,630	57,738
Sugar #11 Futures	101	06/30/20	1,213,188	1,173,055	(40,133)
Wheat Futures (cbt)	56	07/14/20	1,554,549	1,467,900	(86,649)
Wti Crude Futures	65	08/20/20	1,551,712	1,714,050	162,338

Total			$52,592,676	$51,252,893	$(1,339,783)
Short Position contracts:
LME Nickel Futures	(26)	05/18/20	(1,893,249)	(1,893,528)	(279)
LME Nickel Futures	(14)	07/13/20	(980,553)	(1,023,372)	(42,819)
LME Primary Aluminium Futures	(75)	05/18/20	(3,123,331)	(2,750,157)	373,174
LME Primary Aluminium Futures	(40)	07/13/20	(1,511,045)	(1,489,750)	21,295
LME Zinc Futures	(46)	05/18/20	(2,269,180)	(2,225,238)	43,942
LME Zinc Futures	(24)	07/13/20	(1,124,417)	(1,163,100)	(38,683)

Total			$(10,901,775)	$(10,545,145)	$356,630

Total Futures Contracts			$41,690,901	$40,707,748	$(983,153)

As of April 30, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	114,018,308	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/29/20	—	—	$1,111,596	$1,111,596
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	127,238,243	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/30/20	—	—	1,182,623	1,182,623
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	174,137,410	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/29/20	—	—	233,599	233,599

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)				3 Month USD UST 13-Week Bill High Discount Rate
	Citibank, N.A.	USD	71,790,061	plus 0.14%	06/29/20	—	—	$60,874	$60,874
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	129,990,868	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/28/20	—	—	1,708,590	1,708,590
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	75,446,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/28/20	—	—	1,597,006	1,597,006
UBS UBSIB190 Custom Strategy (7)				3 Month USD UST 13-Week Bill High Discount Rate
	UBS AG	USD	257,175,770	plus 0.14%	07/31/20	—	—	5,005,699	5,005,699

Total						—	—	$10,899,987	$10,899,987

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	4,348,394
ICE Gasoil Futures	1.41%		1,611,932
NYMEX Reformulated Gasoline Blend Futures	1.31%		1,497,037
NYMEX NY Harbor ULSD Futures	1.15%		1,308,251
NYMEX Henry Hub Natural Gas Futures	10.01%		11,410,170
NYMEX Light Sweet Crude Oil Futures	4.20%		4,794,005
CBOT Corn Futures	6.06%		6,904,177
KCBT Hard Red Winter Wheat Futures	1.90%		2,171,153
CBOT Soybean Meal Futures	4.03%		4,589,777
CBOT Soybean Oil Futures	2.77%		3,156,408
CBOT Soybean Futures	6.37%		7,262,842
CBOT Wheat Futures	3.62%		4,122,203
CME Lean Hogs Futures	1.94%		2,209,879
CME Live Cattle Futures	3.65%		4,161,771
LME Primary Aluminum Futures	4.44%		5,058,283
COMEX Copper Futures	7.29%		8,306,355
LME Nickel Futures	3.00%		3,422,736
LME Zinc Futures	3.52%		4,017,785
COMEX Gold 100 Troy Oz. Futures	18.36%		20,932,777
COMEX Silver Futures	3.84%		4,374,623
NYBOT CSC ’C’ Coffee Futures	2.94%		3,349,823
NYBOT CSC No. 11 World Sugar Futures	2.86%		3,266,378
NYBOT CTN No. 2 Cotton Futures	1.53%		1,741,549

Total Notional Amount			$114,018,308

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,357,563
ICE Gasoil Futures	1.10%		1,409,962
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,300,469
NYMEX NY Harbor ULSD Futures	0.90%		1,139,098
NYMEX Henry Hub Natural Gas Futures	8.26%		10,508,271
NYMEX Light Sweet Crude Oil Futures	2.89%		3,677,637
CBOT Corn Futures	6.24%		7,938,014
KCBT Hard Red Winter Wheat Futures	1.56%		1,982,038
CBOT Soybean Meal Futures	4.94%		6,283,808
CBOT Soybean Oil Futures	2.26%		2,869,643
CBOT Soybean Futures	6.52%		8,290,249
CBOT Wheat Futures	4.43%		5,638,253
CME Lean Hogs Futures	2.19%		2,781,323
CME Live Cattle Futures	2.75%		3,505,151
LME Primary Aluminum Futures	4.55%		5,787,418
COMEX Copper Futures	7.43%		9,448,669
LME Nickel Futures	3.06%		3,899,243
LME Zinc Futures	3.60%		4,579,526
COMEX Gold 100 Troy Oz. Futures	22.48%		28,605,233
COMEX Silver Futures	3.97%		5,045,570
NYBOT CSC ’C’ Coffee Futures	3.01%		3,830,605
NYBOT CSC No. 11 World Sugar Futures	2.34%		2,978,450
NYBOT CTN No. 2 Cotton Futures	1.87%		2,382,050

Total Notional Amount			$127,238,243

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	4,595,138
ICE Gasoil Futures	1.10%		1,929,663
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,779,813
NYMEX NY Harbor ULSD Futures	0.90%		1,558,961
NYMEX Henry Hub Natural Gas Futures	8.26%		14,381,550
NYMEX Light Sweet Crude Oil Futures	2.89%		5,033,189
CBOT Corn Futures	6.24%		10,863,913
KCBT Hard Red Winter Wheat Futures	1.56%		2,712,605
CBOT Soybean Meal Futures	4.94%		8,599,978
CBOT Soybean Oil Futures	2.26%		3,927,374
CBOT Soybean Futures	6.52%		11,345,979
CBOT Wheat Futures	4.43%		7,716,476
CME Lean Hogs Futures	2.19%		3,806,500
CME Live Cattle Futures	2.75%		4,797,126

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.55%	7,920,622
COMEX Copper Futures	7.43%	12,931,386
LME Nickel Futures	3.06%	5,336,478
LME Zinc Futures	3.60%	6,267,509
COMEX Gold 100 Troy Oz. Futures	22.48%	39,148,930
COMEX Silver Futures	3.97%	6,905,334
NYBOT CSC ’C’ Coffee Futures	3.01%	5,242,541
NYBOT CSC No. 11 World Sugar Futures	2.34%	4,076,287
NYBOT CTN No. 2 Cotton Futures	1.87%	3,260,058

Total Notional Amount		$174,137,410

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,737,907
ICE Gasoil Futures	1.41%		1,014,931
NYMEX Reformulated Gasoline Blend Futures	1.31%		942,589
NYMEX NY Harbor ULSD Futures	1.15%		823,722
NYMEX Henry Hub Natural Gas Futures	10.01%		7,184,257
NYMEX Light Sweet Crude Oil Futures	4.20%		3,018,479
CBOT Corn Futures	6.06%		4,347,120
KCBT Hard Red Winter Wheat Futures	1.90%		1,367,037
CBOT Soybean Meal Futures	4.03%		2,889,890
CBOT Soybean Oil Futures	2.77%		1,987,389
CBOT Soybean Futures	6.37%		4,572,949
CBOT Wheat Futures	3.62%		2,595,489
CME Lean Hogs Futures	1.94%		1,391,420
CME Live Cattle Futures	3.65%		2,620,402
LME Primary Aluminum Futures	4.44%		3,184,878
COMEX Copper Futures	7.29%		5,229,982
LME Nickel Futures	3.00%		2,155,079
LME Zinc Futures	3.52%		2,529,743
COMEX Gold 100 Troy Oz. Futures	18.36%		13,180,035
COMEX Silver Futures	3.84%		2,754,421
NYBOT CSC ’C’ Coffee Futures	2.94%		2,109,170
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,056,630
NYBOT CTN No. 2 Cotton Futures	1.53%		1,096,542

Total Notional Amount			$71,790,061

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	2.63%	USD $	3,430,201
ICE Gasoil Futures	1.10%		1,440,465
NYMEX Reformulated Gasoline Blend Futures	1.02%		1,328,602
NYMEX NY Harbor ULSD Futures	0.90%		1,163,740
NYMEX Henry Hub Natural Gas Futures	8.26%		10,735,603
NYMEX Light Sweet Crude Oil Futures	2.89%		3,757,197

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Corn Futures	6.24%	8,109,742
KCBT Hard Red Winter Wheat Futures	1.56%	2,024,917
CBOT Soybean Meal Futures	4.94%	6,419,750
CBOT Soybean Oil Futures	2.26%	2,931,723
CBOT Soybean Futures	6.52%	8,469,597
CBOT Wheat Futures	4.43%	5,760,229
CME Lean Hogs Futures	2.19%	2,841,493
CME Live Cattle Futures	2.75%	3,580,980
LME Primary Aluminum Futures	4.55%	5,912,621
COMEX Copper Futures	7.43%	9,653,078
LME Nickel Futures	3.06%	3,983,598
LME Zinc Futures	3.60%	4,678,598
COMEX Gold 100 Troy Oz. Futures	22.48%	29,224,068
COMEX Silver Futures	3.97%	5,154,724
NYBOT CSC ’C’ Coffee Futures	3.01%	3,913,475
NYBOT CSC No. 11 World Sugar Futures	2.34%	3,042,885
NYBOT CTN No. 2 Cotton Futures	1.87%	2,433,582

Total Notional Amount		$129,990,868

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	2,877,358
ICE Gasoil Futures	1.41%		1,066,626
NYMEX Reformulated Gasoline Blend Futures	1.31%		990,599
NYMEX NY Harbor ULSD Futures	1.15%		865,678
NYMEX Henry Hub Natural Gas Futures	10.01%		7,550,181
NYMEX Light Sweet Crude Oil Futures	4.20%		3,172,223
CBOT Corn Futures	6.06%		4,568,538
KCBT Hard Red Winter Wheat Futures	1.90%		1,436,666
CBOT Soybean Meal Futures	4.03%		3,037,085
CBOT Soybean Oil Futures	2.77%		2,088,615
CBOT Soybean Futures	6.37%		4,805,869
CBOT Wheat Futures	3.62%		2,727,688
CME Lean Hogs Futures	1.94%		1,462,291
CME Live Cattle Futures	3.65%		2,753,870
LME Primary Aluminum Futures	4.44%		3,347,098
COMEX Copper Futures	7.29%		5,496,367
LME Nickel Futures	3.00%		2,264,846
LME Zinc Futures	3.52%		2,658,593
COMEX Gold 100 Troy Oz. Futures	18.36%		13,851,350
COMEX Silver Futures	3.84%		2,894,716
NYBOT CSC ’C’ Coffee Futures	2.94%		2,216,599
NYBOT CSC No. 11 World Sugar Futures	2.86%		2,161,383
NYBOT CTN No. 2 Cotton Futures	1.53%		1,152,394

Total Notional Amount			$75,446,633

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	3.80%	USD $	9,808,085
ICE Gasoil Futures	1.41%		3,635,819
NYMEX Reformulated Gasoline Blend Futures	1.31%		3,376,666
NYMEX NY Harbor ULSD Futures	1.15%		2,950,846
NYMEX Henry Hub Natural Gas Futures	10.01%		25,736,387
NYMEX Light Sweet Crude Oil Futures	4.20%		10,813,192
CBOT Corn Futures	6.06%		15,572,825
KCBT Hard Red Winter Wheat Futures	1.90%		4,897,179
CBOT Soybean Meal Futures	4.03%		10,352,544
CBOT Soybean Oil Futures	2.77%		7,119,485
CBOT Soybean Futures	6.37%		16,381,817
CBOT Wheat Futures	3.62%		9,297,900
CME Lean Hogs Futures	1.94%		4,984,526
CME Live Cattle Futures	3.65%		9,387,147
LME Primary Aluminum Futures	4.44%		11,409,289
COMEX Copper Futures	7.29%		18,735,528
LME Nickel Futures	3.00%		7,720,206
LME Zinc Futures	3.52%		9,062,377
COMEX Gold 100 Troy Oz. Futures	18.36%		47,215,250
COMEX Silver Futures	3.84%		9,867,249
NYBOT CSC ’C’ Coffee Futures	2.94%		7,555,745
NYBOT CSC No. 11 World Sugar Futures	2.86%		7,367,530
NYBOT CTN No. 2 Cotton Futures	1.53%		3,928,178

Total Notional Amount			$257,175,770

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$14,566,368	—	$14,566,368
Belgium	—	17,857,844	—	17,857,844
Canada	—	96,445,653	—	96,445,653
Denmark	—	5,453,888	—	5,453,888
France	—	31,367,554	—	31,367,554
Germany	—	11,741,026	—	11,741,026
Japan	—	31,387,697	—	31,387,697
Netherlands	—	6,265,791	—	6,265,791
Singapore	—	2,204,911	—	2,204,911
Spain	—	14,087,278	—	14,087,278
Supranational Organization Obligations	—	32,889,795	—	32,889,795
Sweden	—	25,927,219	—	25,927,219
Switzerland	—	4,769,665	—	4,769,665
United Kingdom	—	13,861,391	—	13,861,391
United States	—	243,479,754	—	243,479,754
U.S. Treasury Obligations	—	287,258,634	—	287,258,634
Commercial Paper	—	108,584,435	—	108,584,435
Securities Lending Collateral	—	1,983,454	—	1,983,454
Forward Currency Contracts**	—	(2,039,854)	—	(2,039,854)

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(983,153)	—	—	$(983,153)
Swap Agreements**	—	$10,899,987	—	10,899,987

TOTAL	$(983,153)	$958,992,490	—	$958,009,337

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $1,955 of securities on loan)	$948,149
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,983)	1,983
Foreign Currencies at Value	3
Segregated Cash for Swaps Contracts	27,244
Cash	79,773
Receivables:
Dividends and Interest	4,084
Securities Lending Income	1
Fund Shares Sold	10,119
Futures Margin Variation	83
Unrealized Gain on Swap Contracts	10,900
Prepaid Expenses and Other Assets	42

Total Assets	1,082,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,003
Investment Securities Purchased	46,871
Fund Shares Redeemed	5,415
Due to Advisor	239
Due to Broker	533
Unrealized Loss on Forward Currency Contracts	2,040
Accrued Expenses and Other Liabilities	191

Total Liabilities	57,292

NET ASSETS	$1,025,089

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	239,131,113

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.29

Investment Securities at Cost	$953,626

Foreign Currencies at Cost	$3

NET ASSETS CONSIST OF:
Paid-In Capital	$1,330,588
Total Distributable Earnings (Loss)	(305,499)

NET ASSETS	$1,025,089

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$12,855
Income from Securities Lending	10

Total Investment Income	12,865

Expenses
Investment Management Fees	2,473
Accounting & Transfer Agent Fees	136
Custodian Fees	18
Filing Fees	29
Shareholders’ Reports	54
Directors’/Trustees’ Fees & Expenses	4
Professional Fees	14
Other	11

Total Expenses	2,739

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)	(481)
Fees Paid Indirectly (Note D)	(9)

Net Expenses	2,249

Net Investment Income (Loss)	10,616

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,520)
Futures	(10,378)
Swap Contracts	(311,565)
Foreign Currency Transactions	(71)
Forward Currency Contracts	7,693
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)
Affiliated Investment Companies Shares	(1)
Futures	(1,666)
Swap Contracts	19,703
Translation of Foreign Currency-Denominated Amounts	(35)
Forward Currency Contracts	587

Net Realized and Unrealized Gain (Loss)	(304,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,435)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,616	$34,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,520)	(5,105)
Affiliated Investment Companies Shares Sold	—	1
Futures	(10,378)	(7,871)
Swap Contracts	(311,565)	(121,360)
Foreign Currency Transactions	(71)	22
Forward Currency Contracts	7,693	14,639
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,798)	21,976
Affiliated Investment Companies Shares	(1)	—
Futures	(1,666)	4,368
Swap Contracts	19,703	19,967
Translation of Foreign Currency-Denominated Amounts	(35)	17
Forward Currency Contracts	587	(6,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	(293,435)	(45,029)

Distributions:
Institutional Class Shares	(16,600)	(36,041)
Capital Share Transactions (1):
Shares Issued	282,752	637,187
Shares Issued in Lieu of Cash Distributions	15,097	32,129
Shares Redeemed	(541,769)	(1,005,190)

Net Increase (Decrease) from Capital Share Transactions	(243,920)	(335,874)

Total Increase (Decrease) in Net Assets	(553,955)	(416,944)
Net Assets
Beginning of Period	1,579,044	1,995,988

End of Period	$1,025,089	$1,579,044

(1) Shares Issued and Redeemed:
Shares Issued	58,563	116,397
Shares Issued in Lieu of Cash Distributions	2,780	5,930
Shares Redeemed	(111,610)	(184,535)

Net Increase (Decrease) from Shares Issued and Redeemed	(50,267)	(62,208)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$5.46		$5.68	$5.98	$5.88	$5.93	$8.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.11	0.10	0.07	0.05	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		(0.22)	(0.25)	0.11	(0.07)	(2.05)

Total from Investment Operations	(1.11)		(0.11)	(0.15)	0.18	(0.02)	(2.00)

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.06)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.06)		(0.11)	(0.15)	(0.08)	(0.03)	(0.07)

Net Asset Value, End of Period	$4.29		$5.46	$5.68	$5.98	$5.88	$5.93

Total Return	(20.56	%)(B)	(1.99%)	(2.43%)	3.15%	(0.26%)	(25.16%)

Net Assets, End of Period (thousands)	$1,025,089		$1,579,044	$1,995,988	$1,728,321	$1,598,097	$1,207,071
Ratio of Expenses to Average Net Assets	0.33	%(C)	0.33%	0.32%	0.33%	0.33%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.40	%(C)	0.41%	0.39%	0.39%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.57	%(C)	1.99%	1.61%	1.17%	0.95%	0.77%
Portfolio Turnover Rate	16	%(B)	38%	78%	102%	159%	124%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 “Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

108

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

109

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2020, the Portfolio held a $241,780,646 investment in the Subsidiary, representing 23.59% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.29	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.30% to 0.28%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2020, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

110

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2020, approximately $481 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$19

F. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$116,848	$311,610	$46,393	$341,071

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

111

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

Total	$5,035	$279,042	$282,093	—	$(1)	$1,983	171	$158	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2018	$44,438	—	—	$44,438
2019	36,041	—	—	36,041

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(2,815)	—	$(2,815)

112

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$12,263	—	$(7,351)	$(281)	$4,631

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$7,351	$7,351

During the year ended October 31, 2019, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,530,838	$2,727	$(839,303)	$(836,576)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

113

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

114

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

115

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$422,765	$68,245	$1,293,225

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

116

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Commodity Futures Contracts *,(1)	Swap Contracts (2)
DFA Commodity Strategy Portfolio	$12,355	$1,455	$10,900

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Commodity Futures Contracts (4)
DFA Commodity Strategy Portfolio	$(4,478)	$(2,040)	$(2,438)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.

(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(314,250)	$7,693	$(10,378)	$(311,565)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$18,624	$587	$(1,666)	$19,703

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.

(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

117

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2020 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	$3,306	$3,306	—	$(533)	$2,773	—	—	—	—	—
Bank of America Corp.	2,294	2,294	—	—	2,294	—	—	—	—	—
Citibank, N.A	294	294	—	—	294	—	—	—	—	—
State Street Bank And Trust	—	—	—	—	—	$1,675	$1,675	—	—	$1,675
JP Morgan New York	—	—	—	—	—	365	365	—	—	365
UBS AG	5,006	5,006	—	—	5,006	—	—	—	—	—

Total	$10,900	$10,900	—	(533)	$10,367	$2,040	$2,040	—	—	$2,040

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

118

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

J. Securities Lending:

As of April 30, 2020, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

119

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Commodity Strategy Portfolio
Bonds	$2,003	—	—	—	$2,003

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

120

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	65%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$967.50	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

122

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	10.8%
Consumer Discretionary	10.5%
Consumer Staples	7.4%
Energy	3.0%
Financials	10.6%
Health Care	15.4%
Industrials	7.9%
Information Technology	25.7%
Materials	2.5%
Real Estate	2.9%
Utilities	3.3%

100.0%

123

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (10.8%)
*	Alphabet, Inc., Class A	111,084	$149,596,823	1.7%
*	Alphabet, Inc., Class C	110,811	149,446,363	1.7%
	AT&T, Inc.	2,708,262	82,520,743	0.9%
	Comcast Corp., Class A	1,683,092	63,334,752	0.7%
*	Facebook, Inc., Class A	892,176	182,637,349	2.0%
*	Netflix, Inc.	162,478	68,216,388	0.8%
	Verizon Communications, Inc.	1,533,304	88,088,315	1.0%
	Walt Disney Co. (The)	668,223	72,268,318	0.8%
	Other Securities		114,929,441	1.2%

TOTAL COMMUNICATION SERVICES			971,038,492	10.8%

CONSUMER DISCRETIONARY — (10.4%)
*	Amazon.com, Inc.	154,402	381,990,548	4.3%
	Home Depot, Inc. (The)	404,416	88,902,769	1.0%
	McDonald’s Corp.	279,202	52,367,127	0.6%
	NIKE, Inc., Class B	461,954	40,273,150	0.5%
	Other Securities		374,124,922	4.0%

TOTAL CONSUMER DISCRETIONARY			937,658,516	10.4%

CONSUMER STAPLES — (7.3%)
	Coca-Cola Co. (The)	1,429,593	65,604,023	0.7%
	Costco Wholesale Corp.	163,787	49,627,461	0.5%
	PepsiCo, Inc.	516,974	68,390,491	0.8%
	Philip Morris International, Inc.	576,827	43,031,294	0.5%
	Procter & Gamble Co. (The)	924,558	108,977,652	1.2%
	Walmart, Inc.	525,928	63,926,548	0.7%
	Other Securities		260,460,324	2.9%

TOTAL CONSUMER STAPLES			660,017,793	7.3%

ENERGY — (3.0%)
	Chevron Corp.	701,024	64,494,208	0.7%
	Exxon Mobil Corp.	1,568,644	72,894,887	0.8%
	Other Securities		135,498,162	1.5%

TOTAL ENERGY			272,887,257	3.0%

FINANCIALS — (10.5%)
	Bank of America Corp.	3,001,369	72,182,924	0.8%
*	Berkshire Hathaway, Inc., Class B	725,183	135,870,287	1.5%
	JPMorgan Chase & Co.	1,162,823	111,351,931	1.2%
	Wells Fargo & Co.	1,426,877	41,450,777	0.5%
	Other Securities		588,725,631	6.6%

TOTAL FINANCIALS			949,581,550	10.6%

HEALTH CARE — (15.3%)
	Abbott Laboratories	655,247	60,341,696	0.7%
#	AbbVie, Inc.	548,259	45,066,890	0.5%
	Amgen, Inc.	220,288	52,697,295	0.6%
	Bristol-Myers Squibb Co.	869,085	52,849,059	0.6%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	313,245	$48,440,207	0.5%
Johnson & Johnson	975,743	146,400,480	1.6%
Medtronic P.L.C	496,933	48,515,569	0.5%
Merck & Co., Inc.	943,900	74,889,026	0.8%
Pfizer, Inc.	2,051,726	78,704,209	0.9%
Thermo Fisher Scientific, Inc.	148,664	49,754,868	0.6%
UnitedHealth Group, Inc.	351,246	102,728,918	1.1%
Other Securities		614,096,552	6.9%

TOTAL HEALTH CARE		1,374,484,769	15.3%

INDUSTRIALS — (7.9%)
Union Pacific Corp.	257,368	41,124,833	0.5%
Other Securities		668,290,946	7.4%

TOTAL INDUSTRIALS		709,415,779	7.9%

INFORMATION TECHNOLOGY — (25.6%)
Accenture P.L.C., Class A	235,444	43,601,874	0.5%
* Adobe, Inc.	179,468	63,467,063	0.7%
Apple, Inc.	1,548,462	454,938,136	5.1%
Cisco Systems, Inc.	1,572,781	66,654,459	0.7%
Intel Corp.	1,612,723	96,731,126	1.1%
International Business Machines Corp.	328,342	41,226,622	0.5%
Mastercard, Inc., Class A	329,118	90,497,576	1.0%
Microsoft Corp.	2,828,311	506,861,614	5.6%
NVIDIA Corp.	226,893	66,316,286	0.7%
Oracle Corp.	803,196	42,545,292	0.5%
* PayPal Holdings, Inc.	435,321	53,544,483	0.6%
* salesforce.com, Inc.	328,847	53,256,772	0.6%
# Visa, Inc., Class A	634,648	113,424,291	1.3%
Other Securities		608,238,906	6.7%

TOTAL INFORMATION TECHNOLOGY		2,301,304,500	25.6%

MATERIALS — (2.5%)
Other Securities		222,965,482	2.5%

REAL ESTATE — (2.9%)
Other Securities		260,923,465	2.9%

UTILITIES — (3.2%)
NextEra Energy, Inc.	181,209	41,881,024	0.5%
Other Securities		250,474,563	2.8%

TOTAL UTILITIES		292,355,587	3.3%

TOTAL COMMON STOCKS (Cost $3,725,678,900)		8,952,633,190	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	31,063,089	31,063,089	0.3%

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	2,102,971	$24,333,480	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,781,066,618)		$9,008,029,759	100.2%

125

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	274	06/19/20	$38,703,187	$39,762,880	$1,059,693

Total Futures Contracts			$38,703,187	$39,762,880	$1,059,693

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,038,492	—	—	$971,038,492
Consumer Discretionary	937,658,516	—	—	937,658,516
Consumer Staples	660,017,793	—	—	660,017,793
Energy	272,887,257	—	—	272,887,257
Financials	949,581,550	—	—	949,581,550
Health Care	1,374,484,769	—	—	1,374,484,769
Industrials	709,415,779	—	—	709,415,779
Information Technology	2,301,304,500	—	—	2,301,304,500
Materials	222,965,482	—	—	222,965,482
Real Estate	260,923,465	—	—	260,923,465
Utilities	292,355,587	—	—	292,355,587
Temporary Cash Investments	31,063,089	—	—	31,063,089
Securities Lending Collateral	—	$24,333,480	—	24,333,480
Futures Contracts**	1,059,693	—	—	1,059,693

TOTAL	$8,984,755,972	$24,333,480	—	$9,009,089,452

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $107,964 of securities on loan)	$8,952,634
Temporary Cash Investments at Value & Cost	31,063
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $24,325)	24,333
Segregated Cash for Futures Contracts	3,288
Receivables:
Dividends and Interest	7,667
Securities Lending Income	33
Fund Shares Sold	5,997
Prepaid Expenses and Other Assets	69

Total Assets	9,025,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,411
Fund Shares Redeemed	8,571
Due to Advisor	407
Futures Margin Variation	341
Accrued Expenses and Other Liabilities	1,293

Total Liabilities	35,023

NET ASSETS	$8,990,061

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,990,061 and shares outstanding of 402,333,573	$22.34

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,725,679

NET ASSETS CONSIST OF:
Paid-In Capital	$3,750,615
Total Distributable Earnings (Loss)	5,239,446

NET ASSETS	$8,990,061

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$98,349
Income from Securities Lending	200

Total Investment Income	98,549

Fund Expenses
Investment Management Fees	2,850
Accounting & Transfer Agent Fees	861
S&P 500® Fees	51
Custodian Fees	55
Filing Fees	101
Shareholders’ Reports	94
Directors’/Trustees’ Fees & Expenses	24
Professional Fees	76
Other	35

Total Fund Expenses	4,147

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(347)

Net Expenses	3,800

Net Investment Income (Loss)	94,749

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	104,788
Affiliated Investment Companies Shares Sold	(82)
Futures	(364)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)
Affiliated Investment Companies Shares	(1)
Futures	837

Net Realized and Unrealized Gain (Loss)	(374,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,573)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,749	$183,642
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	104,788	71,790
Affiliated Investment Companies Shares Sold	(82)	(8)
Futures	(364)	(137)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(479,500)	985,397
Affiliated Investment Companies Shares	(1)	6
Futures	837	147

Net Increase (Decrease) in Net Assets Resulting from Operations	(279,573)	1,240,837

Distributions:
Institutional Class Shares	(159,395)	(214,307)
Capital Share Transactions (1):
Shares Issued	1,155,546	1,678,907
Shares Issued in Lieu of Cash Distributions	147,532	198,444
Shares Redeemed	(1,660,440)	(1,634,559)

Net Increase (Decrease) from Capital Share Transactions	(357,362)	242,792

Total Increase (Decrease) in Net Assets	(796,330)	1,269,322
Net Assets
Beginning of Period	9,786,391	8,517,069

End of Period	$8,990,061	$9,786,391

(1) Shares Issued and Redeemed:
Shares Issued	52,881	78,503
Shares Issued in Lieu of Cash Distributions	6,397	9,441
Shares Redeemed	(73,823)	(75,490)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,545)	12,454

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period.	$23.48		$21.06	$20.05	$16.67	$16.42	$15.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.44	0.41	0.37	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.98)		2.50	1.05	3.50	0.38	0.47

Total from Investment Operations	(0.75)		2.94	1.46	3.87	0.73	0.80

Less Distributions:
Net Investment Income	(0.27)		(0.39)	(0.39)	(0.39)	(0.34)	(0.32)
Net Realized Gains	(0.12)		(0.13)	(0.06)	(0.10)	(0.14)	—

Total Distributions	(0.39)		(0.52)	(0.45)	(0.49)	(0.48)	(0.32)

Net Asset Value, End of Period	$22.34		$23.48	$21.06	$20.05	$16.67	$16.42

Total Return	(3.25	%)(B)	14.29%	7.25%	23.55%	4.54%	5.09%

Net Assets, End of Period (thousands)	$8,990,061		$9,786,391	$8,517,069	$7,996,178	$6,365,936	$5,810,743
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.09	%(C)	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.99	%(C)	2.02%	1.90%	1.99%	2.17%	2.05%
Portfolio Turnover Rate	2	%(B)	3%	5%	7%	9%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

130

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

131

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

132

the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Net Waived Fees/
			Expenses Assumed	Previously
		Recovery	(Recovered	Waived Fees/
	Expense	of Previously	Previously Waived	Expenses Assumed
	Limitation	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed)	Recovery
U.S. Large Company Portfolio (1)	0.08%	$89	$347	$1,343

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio.	$265

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$166,402	$582,669

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

Total	$82,786	$766,657	$825,027	$(82)	$(1)	$24,333	2,103	$2,074	—

133

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2018	$157,152	$19,860	—	$177,012
2019	154,842	59,465	—	214,307

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(7,339)	—	$(7,339)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
U.S. Large Company Portfolio	$29,212	$49,422	$5,600,114	$5,678,748

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

134

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$4,283,085	$5,575,371	$(126,424)	$5,448,947

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

135

Futures*
U.S. Large Company Portfolio	$64,889

*	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
U.S. Large Company Portfolio	$1,060	$1,060

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Company Portfolio	$(364)	$(364)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$837	$837

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

136

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
U.S. Large Company Portfolio	2.16%	$4,746	48	$12	$17,006	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

I. Securities Lending:

As of April 30, 2020, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$87,357

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

137

securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$24,411	—	—	—	$24,411

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

138

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

139

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
U.S. Large Company Portfolio December 16, 2019	98%	0%	2%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

140

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$827.60	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

141

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series

Communication Services	12.7%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	9.9%
Financials	20.4%
Health Care	19.0%
Industrials	10.1%
Information Technology	11.1%
Materials	5.2%
Real Estate	0.3%
Utilities	0.3%

100.0%

142

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
AT&T, Inc.	30,756,965	$937,164,724	4.1%
* Charter Communications, Inc., Class A	918,291	454,765,252	2.0%
Comcast Corp., Class A	20,425,790	768,622,478	3.4%
* T-Mobile US, Inc.	1,300,507	114,184,515	0.5%
Walt Disney Co. (The)	2,860,892	309,405,470	1.4%
Other Securities		276,069,718	1.1%

TOTAL COMMUNICATION SERVICES		2,860,212,157	12.5%

CONSUMER DISCRETIONARY — (5.6%)
DR Horton, Inc.	3,077,410	145,315,300	0.6%
General Motors Co.	5,911,367	131,764,370	0.6%
Target Corp.	1,298,687	142,517,911	0.6%
Other Securities		876,770,582	3.8%

TOTAL CONSUMER DISCRETIONARY		1,296,368,163	5.6%

CONSUMER STAPLES — (5.1%)
Mondelez International, Inc., Class A	3,331,133	171,353,482	0.7%
Walgreens Boots Alliance, Inc.	3,325,385	143,955,917	0.6%
Walmart, Inc.	2,536,159	308,270,126	1.3%
Other Securities		551,262,977	2.5%

TOTAL CONSUMER STAPLES		1,174,842,502	5.1%

ENERGY — (9.7%)
Chevron Corp.	6,692,091	615,672,372	2.7%
ConocoPhillips	5,038,126	212,105,105	0.9%
Exxon Mobil Corp.	12,826,589	596,051,591	2.6%
Valero Energy Corp.	2,387,921	151,274,795	0.7%
Other Securities		660,620,909	2.8%

TOTAL ENERGY		2,235,724,772	9.7%

FINANCIALS — (19.8%)
Bank of America Corp.	18,272,093	439,443,837	1.9%
Bank of New York Mellon Corp. (The)	3,570,549	134,038,409	0.6%
* Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003	2.4%
Capital One Financial Corp.	1,998,252	129,406,799	0.6%
Citigroup, Inc.	6,825,155	331,429,527	1.4%
Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317	0.9%
JPMorgan Chase & Co.	5,905,370	565,498,231	2.5%
# Morgan Stanley	4,889,616	192,797,559	0.8%
PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591	0.6%
Travelers Cos., Inc. (The)	1,137,532	115,129,614	0.5%
Truist Financial Corp.	3,754,654	140,123,687	0.6%
Wells Fargo & Co.	12,774,691	371,104,773	1.6%
Other Securities		1,271,815,782	5.6%

TOTAL FINANCIALS		4,589,995,129	20.0%

HEALTH CARE — (18.5%)
Anthem, Inc.	1,307,797	367,137,852	1.6%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	1,676,531	$111,623,434	0.5%
* Cigna Corp.	1,532,809	300,093,346	1.3%
CVS Health Corp.	5,447,574	335,298,180	1.5%
Danaher Corp.	1,567,775	256,268,501	1.1%
Humana, Inc.	519,080	198,195,126	0.9%
* Laboratory Corp. of America Holdings	761,302	125,196,114	0.5%
Medtronic P.L.C	3,334,526	325,549,773	1.4%
Pfizer, Inc.	24,516,708	940,460,919	4.1%
Quest Diagnostics, Inc.	975,068	107,364,737	0.5%
Thermo Fisher Scientific, Inc.	1,048,159	350,797,854	1.5%
Other Securities		854,270,600	3.7%

TOTAL HEALTH CARE		4,272,256,436	18.6%

INDUSTRIALS — (9.9%)
Eaton Corp. P.L.C	1,805,121	150,727,604	0.7%
FedEx Corp.	1,023,792	129,786,112	0.6%
Norfolk Southern Corp.	1,352,330	231,383,663	1.0%
Raytheon Technologies Corp.	2,467,746	159,934,618	0.7%
Republic Services, Inc.	1,869,856	146,484,519	0.6%
Other Securities		1,463,731,259	6.3%

TOTAL INDUSTRIALS		2,282,047,775	9.9%

INFORMATION TECHNOLOGY — (10.8%)
Fidelity National Information Services, Inc.	1,262,868	166,559,660	0.7%
HP, Inc.	9,390,456	145,645,973	0.6%
Intel Corp.	17,205,184	1,031,966,936	4.5%
* Micron Technology, Inc.	5,140,431	246,175,241	1.1%
Other Securities		916,246,388	4.0%

TOTAL INFORMATION TECHNOLOGY		2,506,594,198	10.9%

MATERIALS — (5.1%)
Linde P.L.C	682,849	125,637,387	0.5%
Newmont Corp.	1,822,997	108,431,862	0.5%
Other Securities		941,992,571	4.1%

TOTAL MATERIALS		1,176,061,820	5.1%

REAL ESTATE — (0.3%)
Other Securities		64,825,691	0.3%

UTILITIES — (0.3%)
Other Securities		75,242,602	0.3%

TOTAL COMMON STOCKS (Cost $19,730,793,532)		22,534,171,245	98.0%

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	310,708,876	310,708,876	1.4%

144

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	22,079,889	$255,486,398	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $20,296,945,427)		$23,100,366,519	100.5%

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $621,031 of securities on loan)	$22,534,171
Temporary Cash Investments at Value & Cost	310,709
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,443)	255,486
Segregated Cash for Futures Contracts	30,888
Foreign Currencies at Value	5
Receivables:
Investment Securities Sold	90,360
Dividends and Interest	28,740
Securities Lending Income	134

Total Assets	23,250,493

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,800
Due to Advisor	1,779
Futures Margin Variation	3,077
Accrued Expenses and Other Liabilities	1,662

Total Liabilities	262,318

NET ASSETS	$22,988,175

Investment Securities at Cost	$19,730,793

Foreign Currencies at Cost	$5

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$361,846
Income from Securities Lending	747

Total Investment Income	362,593

Expenses
Investment Management Fees	13,889
Accounting & Transfer Agent Fees	585
Custodian Fees	143
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	76
Professional Fees	174
Other	114

Total Expenses	14,990

Net Expenses	14,990

Net Investment Income (Loss)	347,603

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(142,940)
Affiliated Investment Companies Shares Sold	(362)
Futures	(16,837)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)
Affiliated Investment Companies Shares	(1)
Futures	42,754

Net Realized and Unrealized Gain (Loss)	(5,312,197)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,964,594)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$347,603	$725,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(142,940)	699,155
Affiliated Investment Companies Shares Sold	(362)	35
Futures	(16,837)	(1,255)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,194,811)	565,227
Affiliated Investment Companies Shares	(1)	21
Futures	42,754	15,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,964,594)	2,003,625

Transactions in Interest:
Contributions	578,605	1,481,953
Withdrawals	(2,555,514)	(2,798,695)

Net Increase (Decrease) from Transactions in Interest	(1,976,909)	(1,316,742)

Total Increase (Decrease) in Net Assets	(6,941,503)	686,883
Net Assets
Beginning of Period	29,929,678	29,242,795

End of Period	$22,988,175	$29,929,678

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The U.S. Large Cap Value Series
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(17.24	%)(B)	7.15%	2.95%	24.31%	4.75%	1.32%

Net Assets, End of Period (thousands)	$22,988,175		$29,929,678	$29,242,795	$27,676,546	$20,916,568	$19,094,057
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed),and/or Previously Waived Fees Recovered by Advisor)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.50	%(C)	2.50%	2.14%	2.19%	2.39%	2.20%
Portfolio Turnover Rate	3	%(B)	10%	13%	15%	15%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

150

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

151

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series.	$504

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$799,823	$2,636,036

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

Total	$255,892	$2,013,964	$2,014,007	$(362)	$(1)	$255,486	22,080	$8,458	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$23,161,639	$8,927,588	$(1,094,999)	$7,832,589

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

152

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$236,985

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$44,138	$44,138

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

153

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(16,837)	$(16,837)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$42,754	$42,754

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The U.S. Large Cap Value Series	2.30%	$20,086	1	$1	$20,086	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

154

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$127,589	$123,977	$3,655

J. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$394,753

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

155

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$255,800	—	—	—	$255,800

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

156

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

157

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

158

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

159

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

160

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

161

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

162

Recycled Recyclable	DFA043020-001SD 00245689

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$850.50	0.22%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$831.50	0.30%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$824.10	0.48%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$836.50	0.53%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$859.50	0.54%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$817.90	0.55%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$787.80	0.58%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,021.98	0.58%	$2.92

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$841.00	0.54%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.18	0.54%	$2.72

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$719.90	0.27%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$787.00	0.24%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$790.00	0.66%	$2.94
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.66%	$3.32

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$813.00	0.48%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$892.40	0.31%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$773.80	0.60%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.60%	$3.02

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.80	0.36%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$882.30	0.32%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$880.70	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$857.30	0.46%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.46%	$2.31

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$826.30	0.71%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,021.33	0.71%	$3.57

Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$806.20	0.80%	$3.59
Institutional Class Shares	$1,000.00	$807.30	0.55%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.89	0.80%	$4.02
Institutional Class Shares	$1,000.00	$1,022.13	0.55%	$2.77

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$844.90	0.51%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$806.70	0.84%	$3.77
Hypothetical 5% Annual Return	$1,000.00	$1,020.69	0.84%	$4.22

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio

Communication Services	6.5%
Consumer Discretionary	12.2%
Consumer Staples	10.9%
Energy	5.2%
Financials	15.0%
Health Care	12.8%
Industrials	15.0%
Information Technology	7.0%
Materials	9.5%
Real Estate	2.1%
Utilities	3.8%

100.0%

International Core Equity Portfolio

Communication Services	6.0%
Consumer Discretionary	13.8%
Consumer Staples	8.8%
Energy	4.9%
Financials	14.4%
Health Care	8.6%
Industrials	17.7%
Information Technology	7.1%
Materials	12.2%
Real Estate	2.9%
Utilities	3.6%

100.0%

DFA International Real Estate Securities Portfolio

Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio

Affiliated Investment Companies	46.2%
Real Estate	53.8%

100.0%

DFA International Small Cap Value Portfolio

Communication Services	2.3%
Consumer Discretionary	13.8%
Consumer Staples	5.2%
Energy	4.9%
Financials	19.5%
Health Care	2.6%
Industrials	23.4%
Information Technology	4.0%
Materials	19.0%
Real Estate	3.7%
Utilities	1.6%

100.0%

International Vector Equity Portfolio

Communication Services	4.9%
Consumer Discretionary	13.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.4%
Health Care	5.8%
Industrials	20.3%
Information Technology	7.3%
Materials	13.4%
Real Estate	3.1%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio

Communication Services	9.2%
Consumer Discretionary	15.5%
Consumer Staples	13.1%
Energy	2.5%
Financials	5.2%
Health Care	16.9%
Industrials	18.9%
Information Technology	7.8%
Materials	8.3%
Real Estate	0.6%
Utilities	2.0%

100.0%

World ex U.S. Core Equity Portfolio

Communication Services	6.7%
Consumer Discretionary	13.0%
Consumer Staples	8.1%
Energy	5.3%
Financials	15.1%
Health Care	7.5%
Industrials	15.3%
Information Technology	10.2%
Materials	11.5%
Real Estate	4.0%
Utilities	3.3%

100.0%

Emerging Markets Core Equity Portfolio

Communication Services	10.2%
Consumer Discretionary	10.8%
Consumer Staples	7.1%
Energy	6.0%
Financials	16.9%
Health Care	3.7%
Industrials	7.7%
Information Technology	19.8%
Materials	9.7%
Real Estate	4.8%
Utilities	3.3%

100.0%

Emerging Markets Targeted Value Portfolio

Communication Services	3.1%
Consumer Discretionary	11.4%
Consumer Staples	4.7%
Energy	3.6%
Financials	13.5%
Health Care	5.2%
Industrials	15.7%
Information Technology	15.1%
Materials	16.7%
Real Estate	8.7%
Utilities	2.3%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.2%)
BHP Group, Ltd.	842,811	$17,205,398	0.4%
# Commonwealth Bank of Australia	470,347	19,000,364	0.4%
CSL, Ltd.	137,898	27,486,829	0.6%
Other Securities		191,226,072	4.0%

TOTAL AUSTRALIA		254,918,663	5.4%

AUSTRIA — (0.2%)
Other Securities		7,706,226	0.2%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	12,379,754	0.3%
Other Securities		33,284,877	0.7%

TOTAL BELGIUM		45,664,631	1.0%

CANADA — (8.8%)
Canadian National Railway Co.	149,760	12,384,693	0.3%
Enbridge, Inc.	423,071	12,979,818	0.3%
Royal Bank of Canada 2754383	335,579	20,644,154	0.4%
# Royal Bank of Canada 780087102	216,240	13,318,222	0.3%
Other Securities		373,403,161	7.8%

TOTAL CANADA		432,730,048	9.1%

CHINA — (0.0%)
Other Security		2,055,224	0.0%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	541,515	34,543,246	0.7%
Other Securities		58,014,852	1.2%

TOTAL DENMARK		92,558,098	1.9%

FINLAND — (1.2%)
Other Securities		58,200,561	1.2%

FRANCE — (8.9%)
# Air Liquide SA	137,694	17,494,603	0.4%
Cie Generale des Etablissements Michelin SCA	128,280	12,394,544	0.3%
L’Oreal SA	57,248	16,644,347	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	35,769,861	0.8%
# Sanofi	252,438	24,656,561	0.5%
# Schneider Electric SE	150,457	13,904,083	0.3%
Total SA	800,591	28,414,874	0.6%
Vinci SA	167,454	13,718,155	0.3%
Other Securities		271,181,686	5.5%

TOTAL FRANCE		434,178,714	9.1%

GERMANY — (6.4%)
Allianz SE	72,518	13,345,579	0.3%
Bayer AG	378,996	24,926,323	0.5%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	378,508	$12,946,104	0.3%
Deutsche Telekom AG	1,134,959	16,592,664	0.4%
SAP SE	186,530	22,217,058	0.5%
Siemens AG	187,893	17,339,348	0.4%
Other Securities		205,850,141	4.2%

TOTAL GERMANY		313,217,217	6.6%

HONG KONG — (2.8%)
AIA Group, Ltd.	2,500,200	22,946,252	0.5%
Other Securities		114,851,041	2.4%

TOTAL HONG KONG		137,797,293	2.9%

IRELAND — (0.7%)
CRH P.L.C., Sponsored ADR	444,697	13,394,274	0.3%
Other Securities		21,647,828	0.4%

TOTAL IRELAND		35,042,102	0.7%

ISRAEL — (0.5%)
Other Securities		25,990,847	0.6%

ITALY — (2.1%)
Enel SpA	2,271,536	15,515,599	0.3%
Other Securities		85,778,912	1.8%

TOTAL ITALY		101,294,511	2.1%

JAPAN — (23.5%)
KDDI Corp.	742,300	21,500,176	0.5%
Nintendo Co., Ltd.	30,500	12,594,181	0.3%
NTT DOCOMO, Inc.	481,328	14,185,325	0.3%
SoftBank Group Corp.	692,576	29,685,608	0.6%
Sony Corp.	401,800	25,857,467	0.6%
Toyota Motor Corp.	725,723	44,869,176	1.0%
Toyota Motor Corp., Sponsored ADR	88,432	10,929,311	0.2%
Other Securities		990,254,984	20.7%

TOTAL JAPAN		1,149,876,228	24.2%

NETHERLANDS — (3.6%)
ASML Holding NV	72,895	21,025,105	0.5%
Koninklijke Ahold Delhaize NV	677,848	16,458,376	0.4%
Unilever NV NL0000388619	268,265	13,359,403	0.3%
Other Securities		125,690,044	2.5%

TOTAL NETHERLANDS		176,532,928	3.7%

NEW ZEALAND — (0.4%)
Other Securities		17,493,926	0.4%

NORWAY — (0.6%)
Other Securities		28,556,442	0.6%

PORTUGAL — (0.2%)
Other Securities		9,367,877	0.2%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.8%)
Other Securities		$39,138,548	0.8%

SPAIN — (2.0%)
Iberdrola S.A	2,031,389	20,207,802	0.4%
Other Securities		77,069,177	1.6%

TOTAL SPAIN		97,276,979	2.0%

SWEDEN — (2.6%)
Other Securities		126,812,116	2.7%

SWITZERLAND — (8.3%)
Nestle SA	915,482	96,958,716	2.0%
Novartis AG	448,358	38,262,178	0.8%
Novartis AG, Sponsored ADR	140,403	11,896,346	0.3%
Roche Holding AG CH0012032048	227,381	78,741,437	1.7%
Other Securities		182,356,249	3.8%

TOTAL SWITZERLAND		408,214,926	8.6%

UNITED KINGDOM — (12.7%)
AstraZeneca P.L.C	141,555	14,805,520	0.3%
AstraZeneca P.L.C., Sponsored ADR	570,883	29,845,763	0.6%
# BP P.L.C., Sponsored ADR	1,119,343	26,640,375	0.6%
British American Tobacco P.L.C	342,327	13,194,725	0.3%
# Diageo P.L.C., Sponsored ADR	103,202	14,308,957	0.3%
GlaxoSmithKline P.L.C., Sponsored ADR	633,823	26,664,934	0.6%
HSBC Holdings P.L.C., Sponsored ADR	671,660	17,281,812	0.4%
Reckitt Benckiser Group P.L.C	156,166	13,008,588	0.3%
Rio Tinto P.L.C., Sponsored ADR	267,962	12,377,165	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	493,656	15,782,182	0.3%
# Unilever P.L.C., Sponsored ADR	274,641	14,245,629	0.3%
Other Securities		424,727,105	8.8%

TOTAL UNITED KINGDOM		622,882,755	13.1%

UNITED STATES — (0.0%)
Other Securities		794,964	0.0%

TOTAL COMMON STOCKS		4,618,301,824	97.1%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		24,309,828	0.5%

TOTAL INVESTMENT SECURITIES (Cost $4,585,827,284)		4,642,611,652

		Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	22,051,108	255,153,375	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $4,840,931,472)		$4,897,765,027	103.0%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	06/19/20	$79,309,678	$84,169,600	$4,859,922

Total Futures Contracts			$79,309,678	$84,169,600	$4,859,922

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,692,759	$248,225,904	—	$254,918,663
Austria	—	7,706,226	—	7,706,226
Belgium	2,086,910	43,577,721	—	45,664,631
Canada	429,046,373	3,683,675	—	432,730,048
China	—	2,055,224	—	2,055,224
Denmark	3,830,642	88,727,456	—	92,558,098
Finland	49,862	58,150,699	—	58,200,561
France	5,871,501	428,307,213	—	434,178,714
Germany	12,306,704	300,910,513	—	313,217,217
Hong Kong	540,032	137,257,261	—	137,797,293
Ireland	13,394,274	21,647,828	—	35,042,102
Israel	6,414,786	19,576,061	—	25,990,847
Italy	5,820,295	95,474,216	—	101,294,511
Japan	24,978,030	1,124,898,198	—	1,149,876,228
Netherlands	41,647,942	134,884,986	—	176,532,928
New Zealand	—	17,493,926	—	17,493,926
Norway	48,964	28,507,478	—	28,556,442
Portugal	—	9,367,877	—	9,367,877
Singapore	—	39,138,548	—	39,138,548
Spain	2,859,840	94,417,139	—	97,276,979
Sweden	366,398	126,445,718	—	126,812,116
Switzerland	25,002,525	383,212,401	—	408,214,926
United Kingdom	212,237,669	410,645,086	—	622,882,755
United States	599,746	195,218	—	794,964
Preferred Stocks
Germany	—	24,309,828	—	24,309,828
Securities Lending Collateral	—	255,153,375	—	255,153,375
Futures Contracts**	4,859,922	—	—	4,859,922

TOTAL	$798,655,174	$4,103,969,775	—	$4,902,624,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	4,074,214	$83,172,233	0.4%
Commonwealth Bank of Australia	1,083,027	43,750,481	0.2%
CSL, Ltd.	345,823	68,931,948	0.3%
Fortescue Metals Group, Ltd.	6,501,810	49,688,440	0.2%
Other Securities		1,172,668,752	4.9%

TOTAL AUSTRALIA		1,418,211,854	6.0%

AUSTRIA — (0.5%)
Other Securities		119,355,050	0.5%

BELGIUM — (1.2%)
Other Securities		293,338,192	1.2%

CANADA — (8.4%)
Bank of Montreal 063671101	847,416	43,133,474	0.2%
# Canadian Natural Resources, Ltd.	2,565,626	42,999,892	0.2%
* Kinross Gold Corp.	8,338,438	55,052,441	0.3%
Kirkland Lake Gold, Ltd.	1,396,348	57,721,812	0.3%
# Royal Bank of Canada 2754383	782,481	48,136,677	0.2%
Royal Bank of Canada 780087102	1,049,719	64,652,193	0.3%
Suncor Energy, Inc.	2,403,185	42,896,852	0.2%
Other Securities		1,690,631,250	7.0%

TOTAL CANADA		2,045,224,591	8.7%

CHINA — (0.1%)
Other Securities		11,688,512	0.1%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	891,477	56,867,324	0.3%
Other Securities		404,320,482	1.7%

TOTAL DENMARK		461,187,806	2.0%

FINLAND — (1.6%)
# UPM-Kymmene Oyj	1,984,919	54,436,730	0.2%
Other Securities		335,416,064	1.5%

TOTAL FINLAND		389,852,794	1.7%

FRANCE — (7.3%)
Air Liquide SA	365,702	46,463,981	0.2%
Cie Generale des Etablissements Michelin SCA	610,972	59,032,743	0.3%
Danone SA	622,094	43,358,103	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	96,045,050	0.4%
Orange SA	4,330,858	52,615,738	0.2%
Peugeot SA	3,367,636	47,738,386	0.2%
Total SA	2,613,611	92,763,256	0.4%
Vinci SA	522,320	42,789,463	0.2%
Other Securities		1,311,391,380	5.5%

TOTAL FRANCE		1,792,198,100	7.6%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Allianz SE	283,403	$52,155,010	0.2%
Bayer AG	1,506,185	99,060,817	0.4%
Bayerische Motoren Werke AG	951,135	55,950,684	0.3%
Daimler AG	2,506,751	85,738,368	0.4%
Deutsche Telekom AG	5,414,362	79,155,889	0.3%
Other Securities		1,168,902,469	4.9%

TOTAL GERMANY		1,540,963,237	6.5%

HONG KONG — (2.7%)
AIA Group, Ltd.	5,388,600	49,455,313	0.2%
Other Securities		611,964,149	2.6%

TOTAL HONG KONG		661,419,462	2.8%

IRELAND — (0.7%)
Other Securities		159,684,189	0.7%

ISRAEL — (0.8%)
Other Securities		184,871,666	0.8%

ITALY — (2.4%)
Other Securities		589,546,679	2.5%

JAPAN — (24.0%)
Honda Motor Co., Ltd.	2,326,423	56,495,222	0.3%
KDDI Corp.	2,158,400	62,516,477	0.3%
SoftBank Group Corp.	2,981,263	127,784,667	0.6%
Sony Corp.	1,141,000	73,427,999	0.3%
Toyota Motor Corp.	2,841,695	175,693,085	0.8%
Toyota Motor Corp., Sponsored ADR	408,823	50,526,435	0.2%
Other Securities		5,317,562,741	22.3%

TOTAL JAPAN		5,864,006,626	24.8%

NETHERLANDS — (3.2%)
ASML Holding NV	180,590	52,087,574	0.2%
Koninklijke Ahold Delhaize NV	3,769,401	91,522,318	0.4%
Other Securities		646,849,509	2.7%

TOTAL NETHERLANDS		790,459,401	3.3%

NEW ZEALAND — (0.5%)
Other Securities		114,014,346	0.5%

NORWAY — (0.7%)
Other Securities		179,366,833	0.8%

PORTUGAL — (0.2%)
Other Securities		58,621,988	0.2%

SINGAPORE — (0.9%)
Other Securities		218,879,434	0.9%

SPAIN — (2.0%)
Iberdrola S.A	7,929,855	78,884,419	0.3%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$417,338,844	1.8%

TOTAL SPAIN		496,223,263	2.1%

SWEDEN — (2.5%)
Other Securities		618,408,280	2.6%

SWITZERLAND — (7.3%)
Nestle SA	2,748,677	291,112,434	1.2%
# Novartis AG, Sponsored ADR	953,193	80,764,043	0.4%
Roche Holding AG CH0012032048	634,350	219,673,721	0.9%
Swisscom AG	97,290	50,551,093	0.2%
Other Securities		1,139,044,923	4.8%

TOTAL SWITZERLAND		1,781,146,214	7.5%

UNITED KINGDOM — (12.8%)
Anglo American P.L.C	2,586,822	46,006,755	0.2%
AstraZeneca P.L.C., Sponsored ADR	1,444,584	75,522,851	0.3%
# BP P.L.C., Sponsored ADR	5,300,096	126,142,285	0.5%
British American Tobacco P.L.C	1,148,738	44,277,203	0.2%
GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	43,341,902	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	3,163,564	81,398,502	0.4%
# Rio Tinto P.L.C., Sponsored ADR	1,793,636	82,848,047	0.4%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	49,374,235	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	54,885,073	0.2%
Other Securities		2,532,184,554	10.7%

TOTAL UNITED KINGDOM		3,135,981,407	13.3%

UNITED STATES — (0.1%)
Other Securities		21,014,889	0.1%

TOTAL COMMON STOCKS		22,945,664,813	97.2%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	577,919	80,406,535	0.4%
Other Securities		69,375,721	0.2%

TOTAL GERMANY		149,782,256	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		1,590,667	0.0%

SWEDEN — (0.0%)
Other Security		494	0.0%

FRANCE — (0.0%)
Other Security		3,997	0.0%

NORWAY — (0.0%)
Other Security		50,115	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$7,814	0.0%

TOTAL RIGHTS/WARRANTS		1,653,087	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,542,308,176)		23,097,100,156

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	115,685,309	1,338,594,714	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $26,880,646,177)		$24,435,694,870	103.5%

As of April 30, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,599	06/19/20	$343,237,821	$377,166,880	$33,929,059

Total Futures Contracts			$343,237,821	$377,166,880	$33,929,059

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,840,009	$1,372,371,845	—	$1,418,211,854
Austria	59,577	119,295,473	—	119,355,050
Belgium	8,021,830	285,316,362	—	293,338,192
Canada	2,033,731,101	11,493,490	—	2,045,224,591
China	—	11,688,512	—	11,688,512
Denmark	37,699,272	423,488,534	—	461,187,806
Finland	—	389,852,794	—	389,852,794
France	52,664,052	1,739,534,048	—	1,792,198,100
Germany	52,029,433	1,488,933,804	—	1,540,963,237
Hong Kong	1,052,076	660,367,386	—	661,419,462
Ireland	28,944,989	130,739,200	—	159,684,189
Israel	19,741,260	165,130,406	—	184,871,666
Italy	14,548,740	574,997,939	—	589,546,679
Japan	112,664,658	5,751,341,968	—	5,864,006,626
Netherlands	110,099,050	680,360,351	—	790,459,401
New Zealand	225,890	113,788,456	—	114,014,346
Norway	8,015,398	171,351,435	—	179,366,833
Portugal	306,877	58,315,111	—	58,621,988
Singapore	7,305	218,872,129	—	218,879,434
Spain	8,475,574	487,747,689	—	496,223,263
Sweden	2,060,644	616,347,636	—	618,408,280
Switzerland	111,872,004	1,669,274,210	—	1,781,146,214

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$698,279,030	$2,437,702,377	—	$3,135,981,407
United States	15,443,638	5,571,251	—	21,014,889
Preferred Stocks
Germany	—	149,782,256	—	149,782,256
Rights/Warrants
Canada	—	1,590,667	—	1,590,667
France	—	3,997	—	3,997
Israel	—	7,814	—	7,814
Norway	—	50,115	—	50,115
Sweden	—	494	—	494
Securities Lending Collateral	—	1,338,594,714	—	1,338,594,714
Futures Contracts**	33,929,059	—	—	33,929,059

TOTAL	$3,395,711,466	$21,073,912,463	—	$24,469,623,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	817,278	$21,870,347
Investment in The Continental Small Company Series of The DFA Investment Trust Company		4,886,994
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,584,242
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,142,854
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,870,149
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,215,091
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		993,174

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,186,779)		$38,562,851

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,562,851	—	—	$38,562,851

TOTAL	$38,562,851	—	—	$38,562,851

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,014,768,876
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,497,431,217
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,499,194,090
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	990,601,444
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	804,414,207

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,806,409,834

As of April 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	600	06/19/20	$82,261,980	$87,072,000	$4,810,020

Total Futures Contracts			$82,261,980	$87,072,000	$4,810,020

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,806,409,834	—	—	$9,806,409,834
Futures Contracts**	4,810,020	—	—	4,810,020

TOTAL	$9,811,219,854	—	—	$9,811,219,854

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$503,308,843

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$503,308,843

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$296,611,085

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$296,611,085

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,936,805

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$17,936,805

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$480,071,994

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$480,071,994

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (16.6%)
Charter Hall Group	5,827,371	$28,796,231	0.6%
Dexus	13,878,720	82,388,605	1.8%
Goodman Group	20,965,850	178,571,056	3.9%
GPT Group (The)	24,478,471	67,273,468	1.5%
Mirvac Group	50,255,240	73,025,567	1.6%
Scentre Group	66,148,884	99,371,956	2.1%
Stockland	29,327,949	54,459,229	1.2%
Vicinity Centres	39,438,771	37,756,071	0.8%
Other Securities		155,407,403	3.3%

TOTAL AUSTRALIA		777,049,586	16.8%

BELGIUM — (3.5%)
Aedifica SA	309,783	30,023,589	0.7%
Cofinimmo SA	316,263	43,967,474	1.0%
Warehouses De Pauw CVA	1,663,501	45,635,742	1.0%
Other Securities		44,567,057	0.9%

TOTAL BELGIUM		164,193,862	3.6%

CANADA — (5.1%)
# Canadian Apartment Properties REIT	993,995	34,205,511	0.8%
Other Securities		203,808,632	4.4%

TOTAL CANADA		238,014,143	5.2%

CHINA — (0.2%)
Other Securities		10,532,587	0.2%

FRANCE — (4.3%)
# Covivio	581,312	36,507,206	0.8%
Gecina SA	546,968	71,768,186	1.6%
# ICADE	384,832	29,560,826	0.6%
Klepierre SA	2,403,269	48,788,507	1.1%
Other Securities		15,680,481	0.3%

TOTAL FRANCE		202,305,206	4.4%

GERMANY — (0.9%)
Alstria office REIT-AG	1,931,543	28,953,223	0.6%
Other Security		11,206,152	0.3%

TOTAL GERMANY		40,159,375	0.9%

HONG KONG — (5.7%)
Link REIT	24,559,205	218,926,658	4.7%
Other Securities		45,458,897	1.0%

TOTAL HONG KONG		264,385,555	5.7%

IRELAND — (0.3%)
Other Securities		15,285,421	0.3%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (0.1%)
Other Securities		$4,675,468	0.1%

JAPAN — (26.7%)
Advance Residence Investment Corp.	16,207	49,727,258	1.1%
# Daiwa House REIT Investment Corp.	24,500	59,280,198	1.3%
GLP J-Reit	42,656	54,993,981	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,339	29,725,685	0.6%
Japan Real Estate Investment Corp.	16,503	89,136,925	1.9%
Japan Retail Fund Investment Corp.	32,749	35,703,779	0.8%
Nippon Accommodations Fund, Inc.	5,522	32,796,309	0.7%
Nippon Building Fund, Inc.	16,846	100,456,641	2.2%
Nippon Prologis REIT, Inc.	25,660	71,034,426	1.5%
Nomura Real Estate Master Fund, Inc.	51,236	58,266,319	1.3%
Orix JREIT, Inc.	32,207	38,503,159	0.8%
# Sekisui House Reit, Inc.	50,068	30,584,440	0.7%
United Urban Investment Corp.	36,728	36,847,413	0.8%
Other Securities		561,138,863	12.1%

TOTAL JAPAN		1,248,195,396	27.0%

MALAYSIA — (0.6%)
Other Securities		27,510,399	0.6%

MEXICO — (1.4%)
Fibra Uno Administracion S.A. de C.V	39,882,913	33,113,028	0.7%
Other Securities		34,546,276	0.8%

TOTAL MEXICO		67,659,304	1.5%

NETHERLANDS — (2.7%)
Unibail-Rodamco-Westfield (BFYM460)	1,244,295	73,676,475	1.6%
Other Securities		53,350,068	1.1%

TOTAL NETHERLANDS		127,026,543	2.7%

NEW ZEALAND — (1.2%)
Other Securities		56,221,417	1.2%

SINGAPORE — (10.2%)
Ascendas Real Estate Investment Trust	32,570,892	68,114,867	1.5%
CapitaLand Commercial Trust	31,995,849	36,358,348	0.8%
# CapitaLand Mall Trust	28,789,000	38,303,794	0.8%
# Mapletree Commercial Trust	24,011,206	33,062,979	0.7%
# Mapletree Industrial Trust	18,353,458	32,950,987	0.7%
Mapletree Logistics Trust	29,929,556	37,912,575	0.8%
Other Securities		229,745,568	5.0%

TOTAL SINGAPORE		476,449,118	10.3%

SOUTH AFRICA — (1.3%)
Growthpoint Properties, Ltd.	39,105,076	29,363,160	0.6%
Other Securities		31,980,334	0.7%

TOTAL SOUTH AFRICA		61,343,494	1.3%

SPAIN — (1.5%)
Merlin Properties Socimi SA	4,273,959	39,662,815	0.9%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$32,104,831	0.7%

TOTAL SPAIN		71,767,646	1.6%

TAIWAN — (0.3%)
Other Securities		14,210,726	0.3%

TURKEY — (0.3%)
Other Securities		12,518,419	0.3%

UNITED KINGDOM — (13.0%)
Big Yellow Group P.L.C	2,185,771	29,421,528	0.6%
# British Land Co. P.L.C. (The)	11,051,490	56,376,357	1.2%
Derwent London P.L.C	1,340,418	52,375,831	1.1%
Great Portland Estates P.L.C	3,427,508	29,193,096	0.6%
# Land Securities Group P.L.C	8,708,833	72,623,434	1.6%
LondonMetric Property P.L.C	12,074,987	29,501,795	0.6%
Safestore Holdings P.L.C	3,268,889	29,570,413	0.6%
Segro P.L.C	13,456,088	141,040,321	3.1%
UNITE Group P.L.C. (The)	2,993,487	33,054,726	0.7%
Other Securities		134,507,403	3.0%

TOTAL UNITED KINGDOM		607,664,904	13.1%

TOTAL COMMON STOCKS		4,487,168,569	97.1%

RIGHTS/WARRANTS — (0.0%)

TURKEY — (0.0%)
Other Security		77,977	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,276,486,041)		4,487,246,546

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	16,623,202	192,347,069	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $5,468,787,843)		$4,679,593,615	101.2%

As of April 30, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	568	06/19/20	$63,706,828	$82,428,160	$18,721,332

Total Futures Contracts			$63,706,828	$82,428,160	$18,721,332

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,509	$776,697,077	—	$777,049,586
Belgium	—	164,193,862	—	164,193,862
Canada	238,014,143	—	—	238,014,143
China	—	10,532,587	—	10,532,587
France	—	202,305,206	—	202,305,206
Germany	—	40,159,375	—	40,159,375
Hong Kong	—	264,385,555	—	264,385,555
Ireland	—	15,285,421	—	15,285,421
Italy	—	4,675,468	—	4,675,468
Japan	—	1,248,195,396	—	1,248,195,396
Malaysia	—	27,510,399	—	27,510,399
Mexico	67,659,304	—	—	67,659,304
Netherlands	—	127,026,543	—	127,026,543
New Zealand	—	56,221,417	—	56,221,417
Singapore	—	476,449,118	—	476,449,118
South Africa	—	61,343,494	—	61,343,494
Spain	—	71,767,646	—	71,767,646
Taiwan	—	14,210,726	—	14,210,726
Turkey	—	12,518,419	—	12,518,419
United Kingdom	—	607,664,904	—	607,664,904
Rights/Warrants
Turkey	—	77,977	—	77,977
Securities Lending Collateral	—	192,347,069	—	192,347,069
Futures Contracts**	18,721,332	—	—	18,721,332

TOTAL	$324,747,288	$4,373,567,659	—	$4,698,314,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (53.1%)
CANADA — (0.0%)
	Other Security		$1,736,766	0.0%

UNITED STATES — (53.1%)
#	Alexandria Real Estate Equities, Inc.	448,798	70,501,678	1.0%
	American Campus Communities, Inc.	548,715	19,364,152	0.3%
	American Homes 4 Rent, Class A	1,076,369	25,983,557	0.4%
	American Tower Corp.	1,735,168	412,969,984	5.8%
	Apartment Investment & Management Co., Class A	596,218	22,459,537	0.3%
	AvalonBay Communities, Inc.	546,337	89,025,614	1.2%
	Boston Properties, Inc.	604,858	58,780,100	0.8%
	Camden Property Trust	388,529	34,217,749	0.5%
	Crown Castle International Corp.	1,611,774	256,965,129	3.6%
	CubeSmart	772,944	19,478,189	0.3%
#	CyrusOne, Inc.	447,597	31,398,930	0.4%
	Digital Realty Trust, Inc.	816,484	122,056,163	1.7%
	Douglas Emmett, Inc.	667,783	20,360,704	0.3%
	Duke Realty Corp.	1,474,838	51,176,879	0.7%
	Equinix, Inc.	333,600	225,246,720	3.2%
	Equity LifeStyle Properties, Inc.	692,628	41,772,395	0.6%
#	Equity Residential	1,452,680	94,511,361	1.3%
	Essex Property Trust, Inc.	258,504	63,100,826	0.9%
	Extra Space Storage, Inc.	519,649	45,853,828	0.6%
	Federal Realty Investment Trust	303,030	25,233,308	0.4%
	First Industrial Realty Trust, Inc.	502,451	18,977,574	0.3%
	Gaming and Leisure Properties, Inc.	818,360	23,110,486	0.3%
	Healthcare Trust of America, Inc., Class A	818,932	20,170,295	0.3%
	Healthpeak Properties, Inc.	1,994,855	52,145,510	0.7%
#	Host Hotels & Resorts, Inc.	2,948,309	36,293,684	0.5%
	Invitation Homes, Inc.	1,983,043	46,898,964	0.7%
#	Iron Mountain, Inc.	1,152,133	27,858,576	0.4%
	Kilroy Realty Corp.	423,624	26,374,830	0.4%
	Kimco Realty Corp.	1,691,068	18,449,552	0.3%
	Lamar Advertising Co., Class A	345,346	19,909,197	0.3%
	Medical Properties Trust, Inc.	1,907,624	32,696,675	0.5%
	Mid-America Apartment Communities, Inc.	455,808	51,013,978	0.7%
	National Retail Properties, Inc.	688,679	22,478,483	0.3%
	Omega Healthcare Investors, Inc.	895,273	26,097,213	0.4%
	Prologis, Inc.	2,885,094	257,436,900	3.6%
	Public Storage	614,993	114,050,452	1.6%
	Realty Income Corp.	1,274,944	70,019,924	1.0%
	Regency Centers Corp.	672,335	29,522,212	0.4%
	SBA Communications Corp.	443,093	128,461,523	1.8%
#	Simon Property Group, Inc.	1,214,648	81,102,047	1.1%
#	SL Green Realty Corp.	357,734	18,977,789	0.3%
	Sun Communities, Inc.	362,517	48,722,285	0.7%
	UDR, Inc.	1,175,846	44,058,950	0.6%
	Ventas, Inc.	1,458,084	47,169,017	0.7%
	VEREIT, Inc.	4,283,981	23,476,216	0.3%
	Vornado Realty Trust	689,192	30,200,393	0.4%
#	Welltower, Inc.	1,587,423	81,323,680	1.1%
	WP Carey, Inc.	691,242	45,469,899	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$664,796,453	9.1%

TOTAL UNITED STATES		3,837,719,560	53.7%

VIRGIN ISLANDS, U.S. — (0.0%)
Other Security		1,117,107	0.0%

TOTAL COMMON STOCKS		3,840,573,433	53.7%

		Value†
AFFILIATED INVESTMENT COMPANIES — (45.7%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	694,305,620	2,478,671,061	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	24,067,787	820,470,862	11.5%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,299,141,923	46.2%

TOTAL INVESTMENT SECURITIES (Cost $7,640,097,121)		7,139,715,356

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,229,586	83,653,540	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $7,723,732,895)		$7,223,368,896	101.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,736,766	—	—	$1,736,766
United States	3,837,578,807	$140,753	—	3,837,719,560
Virgin Islands, U.S	1,117,107	—	—	1,117,107
Affiliated Investment Companies	3,299,141,923	—	—	3,299,141,923
Securities Lending Collateral	—	83,653,540	—	83,653,540

TOTAL	$7,139,574,603	$83,794,293	—	$7,223,368,896

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.6%)
Cleanaway Waste Management, Ltd.	44,191,128	$53,317,636	0.6%
IGO, Ltd.	9,546,016	28,959,494	0.3%
OZ Minerals, Ltd.	7,869,504	45,361,603	0.5%
Other Securities		532,435,712	5.3%

TOTAL AUSTRALIA		660,074,445	6.7%

AUSTRIA — (0.9%)
Other Securities		90,468,164	0.9%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	373,261	49,471,129	0.5%
Euronav NV	3,368,136	37,619,323	0.4%
Other Securities		88,809,314	0.9%

TOTAL BELGIUM		175,899,766	1.8%

CANADA — (9.4%)
* Alacer Gold Corp.	7,196,912	36,916,521	0.4%
Alamos Gold, Inc., Class A	8,223,073	66,224,109	0.7%
Centerra Gold, Inc.	6,281,446	50,226,297	0.5%
* IAMGOLD Corp.	10,385,977	36,337,302	0.4%
Kirkland Lake Gold, Ltd.	1,774,198	73,341,233	0.8%
TransAlta Corp. 2901628	6,330,384	37,246,916	0.4%
Yamana Gold, Inc.	19,985,604	94,188,414	1.0%
Other Securities		552,113,079	5.4%

TOTAL CANADA		946,593,871	9.6%

CHINA — (0.0%)
Other Securities		1,979,623	0.0%

DENMARK — (1.7%)
* Jyske Bank A.S	1,248,288	33,694,924	0.4%
Other Securities		140,031,270	1.4%

TOTAL DENMARK		173,726,194	1.8%

FINLAND — (2.0%)
Kemira Oyj	2,792,209	33,590,360	0.3%
# Metsa Board Oyj	4,879,409	33,986,868	0.4%
Other Securities		137,865,980	1.4%

TOTAL FINLAND		205,443,208	2.1%

FRANCE — (3.8%)
# Casino Guichard Perrachon SA	875,911	32,878,974	0.3%
Elis SA	2,920,469	35,997,957	0.4%
Korian SA	957,145	32,148,025	0.3%
Rexel SA	6,861,753	64,087,227	0.7%
Other Securities		214,182,867	2.2%

TOTAL FRANCE		379,295,050	3.9%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.1%)
Aurubis AG	1,173,538	$60,836,816	0.6%
Lanxess AG	1,083,348	53,306,566	0.6%
#* OSRAM Licht AG	1,064,472	46,841,501	0.5%
Other Securities		352,699,838	3.5%

TOTAL GERMANY		513,684,721	5.2%

GREECE — (0.0%)
Other Securities		1,883	0.0%

HONG KONG — (3.0%)
Other Securities		297,652,854	3.0%

IRELAND — (0.1%)
Other Securities		9,334,111	0.1%

ISRAEL — (0.8%)
Other Securities		81,690,410	0.8%

ITALY — (4.1%)
Buzzi Unicem SpA	2,094,916	41,100,170	0.4%
#* Saipem SpA	11,811,160	30,315,237	0.3%
Unione di Banche Italiane SpA	25,232,083	72,332,143	0.7%
Unipol Gruppo SpA	10,098,772	34,844,744	0.4%
Other Securities		238,502,305	2.4%

TOTAL ITALY		417,094,599	4.2%

JAPAN — (27.9%)
Other Securities		2,807,590,272	28.6%

NETHERLANDS — (2.8%)
APERAM SA	1,236,551	32,040,068	0.3%
ASR Nederland NV	2,674,123	71,664,304	0.7%
# SBM Offshore NV	4,667,578	59,161,973	0.6%
Signify NV	1,904,294	38,764,455	0.4%
Other Securities		81,914,647	0.9%

TOTAL NETHERLANDS		283,545,447	2.9%

NEW ZEALAND — (0.5%)
Other Securities		45,744,389	0.5%

NORWAY — (0.7%)
Other Securities		69,591,248	0.7%

PORTUGAL — (0.3%)
Other Securities		26,414,245	0.3%

SINGAPORE — (0.9%)
Other Securities		93,590,028	1.0%

SPAIN — (2.1%)
Acciona SA	447,710	44,374,656	0.5%
Acerinox SA	3,935,087	29,643,659	0.3%
Ebro Foods SA	1,792,345	38,142,772	0.4%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$102,228,513	1.0%

TOTAL SPAIN		214,389,600	2.2%

SWEDEN — (2.5%)
Other Securities		254,922,533	2.6%

SWITZERLAND — (4.9%)
Allreal Holding AG	281,115	52,214,825	0.5%
Helvetia Holding AG	649,974	59,248,709	0.6%
Siegfried Holding AG	64,976	29,616,955	0.3%
Other Securities		347,480,255	3.6%

TOTAL SWITZERLAND		488,560,744	5.0%

UNITED KINGDOM — (13.5%)
Aggreko P.L.C.	5,339,462	30,790,842	0.3%
Babcock International Group P.L.C.	6,665,733	35,306,155	0.4%
Bellway P.L.C.	2,925,785	97,900,638	1.0%
Centamin P.L.C.	34,704,078	67,193,119	0.7%
Close Brothers Group P.L.C.	3,046,962	41,782,991	0.4%
Grafton Group P.L.C.	5,429,731	43,326,014	0.5%
Meggitt P.L.C.	8,718,762	30,530,085	0.3%
National Express Group P.L.C.	9,677,540	33,301,719	0.3%
Phoenix Group Holdings P.L.C.	4,246,625	32,224,749	0.3%
Redrow P.L.C.	7,039,369	40,900,919	0.4%
TP ICAP P.L.C.	8,450,089	36,075,273	0.4%
Travis Perkins P.L.C.	5,082,624	66,366,247	0.7%
Vesuvius P.L.C.	7,297,106	36,773,383	0.4%
Vistry Group P.L.C.	6,540,503	66,422,468	0.7%
Other Securities		694,851,384	7.0%

TOTAL UNITED KINGDOM		1,353,745,986	13.8%

UNITED STATES — (0.0%)
Other Securities		3,968,803	0.0%

TOTAL COMMON STOCKS		9,595,002,194	97.7%

PREFERRED STOCKS — (0.2%)

GERMANY — (0.2%)
Other Securities		20,666,192	0.2%

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
Other Securities.		4,345	0.0%

CANADA — (0.0%)
Other Security		796,798	0.0%

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$266,662	0.0%

TOTAL RIGHTS/WARRANTS		1,067,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,681,955,179)		9,616,736,191

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	38,790,633	448,846,415	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $12,130,724,546)		$10,065,582,606	102.5%

As of April 30, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	839	06/19/20	$112,740,633	$121,755,680	$9,015,047

Total Futures Contracts			$112,740,633	$121,755,680	$9,015,047

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,732,758	$644,341,687	—	$660,074,445
Austria	—	90,468,164	—	90,468,164
Belgium	—	175,899,766	—	175,899,766
Canada	945,255,795	1,338,076	—	946,593,871
China	—	1,979,623	—	1,979,623
Denmark	—	173,726,194	—	173,726,194
Finland	—	205,443,208	—	205,443,208
France	—	379,295,050	—	379,295,050
Germany	2,345,140	511,339,581	—	513,684,721
Greece	—	1,883	—	1,883
Hong Kong	—	297,652,854	—	297,652,854
Ireland	—	9,334,111	—	9,334,111
Israel	110,058	81,580,352	—	81,690,410
Italy	—	417,094,599	—	417,094,599
Japan	—	2,807,590,272	—	2,807,590,272
Netherlands	—	283,545,447	—	283,545,447
New Zealand	—	45,744,389	—	45,744,389
Norway	859,899	68,731,349	—	69,591,248
Portugal	—	26,414,245	—	26,414,245
Singapore	—	93,590,028	—	93,590,028
Spain	—	214,389,600	—	214,389,600
Sweden	1,303,414	253,619,119	—	254,922,533

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$488,560,744	—	$488,560,744
United Kingdom	—	1,353,745,986	—	1,353,745,986
United States	$2,175,091	1,793,712	—	3,968,803
Preferred Stocks
Germany	—	20,666,192	—	20,666,192
Rights/Warrants
Canada	—	796,798	—	796,798
Norway	—	266,662	—	266,662
Singapore	—	4,345	—	4,345
Securities Lending Collateral	—	448,846,415	—	448,846,415
Futures Contracts**	9,015,047	—	—	9,015,047

TOTAL.	$976,797,202	$9,097,800,451	—	$10,074,597,653

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (5.4%)
Other Securities		$149,950,863	5.7%

AUSTRIA — (0.6%)
Other Securities		16,604,447	0.6%

BELGIUM — (1.3%)
KBC Group NV	101,009	5,478,821	0.2%
Other Securities		29,199,146	1.1%

TOTAL BELGIUM		34,677,967	1.3%

CANADA — (8.4%)
# Bank of Nova Scotia (The)	102,743	4,124,104	0.2%
# Canadian Natural Resources, Ltd.	614,679	10,302,020	0.4%
* Kinross Gold Corp.	612,803	4,045,878	0.2%
Magna International, Inc.	156,616	6,112,722	0.2%
Royal Bank of Canada 2754383	73,948	4,549,134	0.2%
Other Securities		203,307,189	7.7%

TOTAL CANADA		232,441,047	8.9%

CHINA — (0.1%)
Other Securities		1,981,335	0.1%

DENMARK — (1.9%)
Pandora A.S	115,658	4,112,628	0.2%
Other Securities		49,365,901	1.8%

TOTAL DENMARK		53,478,529	2.0%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	414,282	4,873,843	0.2%
Other Securities		40,320,414	1.5%

TOTAL FINLAND		45,194,257	1.7%

FRANCE — (6.7%)
Arkema SA	75,942	6,320,878	0.3%
Atos SE	75,281	5,383,656	0.2%
Cie de Saint-Gobain	157,949	4,202,692	0.2%
Cie Generale des Etablissements Michelin SCA	104,734	10,119,507	0.4%
Ingenico Group SA	33,185	4,175,262	0.2%
Orange SA	382,501	4,647,017	0.2%
Peugeot SA	392,822	5,568,502	0.2%
# Sanofi	49,489	4,833,775	0.2%
Total SA	344,730	12,235,286	0.5%
Other Securities		129,456,644	4.8%

TOTAL FRANCE		186,943,219	7.2%

GERMANY — (6.0%)
Allianz SE	40,989	7,543,257	0.3%
Bayer AG	75,182	4,944,672	0.2%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Commerzbank AG	1,107,916	$4,084,810	0.2%
# Daimler AG	153,503	5,250,261	0.2%
Other Securities		144,457,870	5.5%

TOTAL GERMANY		166,280,870	6.4%

HONG KONG — (2.4%)
Other Securities		67,618,426	2.6%

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR	340,667	10,260,890	0.4%
Other Securities		12,025,774	0.5%

TOTAL IRELAND		22,286,664	0.9%

ISRAEL — (1.0%)
Other Securities		26,314,066	1.0%

ITALY — (2.7%)
Other Securities		74,056,509	2.8%

JAPAN — (24.9%)
Honda Motor Co., Ltd.	181,235	4,401,139	0.2%
Inpex Corp.	617,500	3,986,019	0.2%
Mitsubishi Heavy Industries, Ltd.	191,000	4,897,933	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,725,992	0.2%
SoftBank Group Corp.	134,600	5,769,306	0.2%
Toyota Motor Corp.	86,018	5,318,223	0.2%
# Toyota Motor Corp., Sponsored ADR	41,727	5,157,040	0.2%
Other Securities		656,590,625	25.0%

TOTAL JAPAN		690,846,277	26.4%

NETHERLANDS — (3.2%)
ASM International NV	41,559	4,594,777	0.2%
ASR Nederland NV	149,446	4,005,030	0.2%
# Koninklijke Ahold Delhaize NV	437,995	10,634,665	0.4%
Koninklijke DSM NV	33,749	4,136,340	0.2%
Randstad NV	112,767	4,538,369	0.2%
Other Securities		59,375,217	2.1%

TOTAL NETHERLANDS		87,284,398	3.3%

NEW ZEALAND — (0.5%)
Other Securities		13,262,094	0.5%

NORWAY — (0.7%)
Other Securities		20,128,144	0.8%

PORTUGAL — (0.2%)
Other Securities		6,592,609	0.3%

SINGAPORE — (0.9%)
Other Securities		25,131,062	1.0%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,802,943	0.2%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$48,698,024	1.8%

TOTAL SPAIN		53,500,967	2.0%

SWEDEN — (2.7%)
Other Securities		74,661,397	2.9%

SWITZERLAND — (7.1%)
Allreal Holding AG	22,133	4,111,025	0.2%
Baloise Holding AG	37,208	5,566,965	0.2%
Clariant AG	237,945	4,398,590	0.2%
Logitech International SA	88,147	4,245,446	0.2%
Nestle SA	126,847	13,434,368	0.5%
Novartis AG, Sponsored ADR	70,669	5,987,784	0.2%
Swiss Prime Site AG	48,702	4,636,747	0.2%
Zurich Insurance Group AG	15,735	4,988,850	0.2%
Other Securities		149,946,010	5.7%

TOTAL SWITZERLAND		197,315,785	7.6%

UNITED KINGDOM — (11.8%)
Anglo American P.L.C.	277,842	4,941,434	0.2%
BP P.L.C.	2,182,339	8,599,317	0.3%
# BP P.L.C., Sponsored ADR	248,133	5,905,569	0.2%
British American Tobacco P.L.C.	158,257	6,099,892	0.2%
HSBC Holdings P.L.C., Sponsored ADR	311,326	8,010,418	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	5,359,566	0.2%
Other Securities		288,323,811	11.1%

TOTAL UNITED KINGDOM		327,240,007	12.5%

UNITED STATES — (0.1%)
Other Securities		3,498,417	0.1%

TOTAL COMMON STOCKS		2,577,289,356	98.6%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	37,898	5,272,792	0.2%
Other Securities		8,080,973	0.3%

TOTAL GERMANY		13,353,765	0.5%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		161,242	0.0%

SWEDEN — (0.0%)
Other Security		57	0.0%

FRANCE — (0.0%)
Other Security		747	0.0%

NORWAY — (0.0%)
Other Security		8,494	0.0%

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$945	0.0%

TOTAL RIGHTS/WARRANTS		171,485	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,815,307,552)		2,590,814,606

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	15,781,260	182,604,958	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,997,878,251)		$2,773,419,564	106.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$921,453	$149,029,410	—	$149,950,863
Austria	—	16,604,447	—	16,604,447
Belgium	731,384	33,946,583	—	34,677,967
Canada	231,068,599	1,372,448	—	232,441,047
China	—	1,981,335	—	1,981,335
Denmark	—	53,478,529	—	53,478,529
Finland	—	45,194,257	—	45,194,257
France	212,628	186,730,591	—	186,943,219
Germany	6,389,572	159,891,298	—	166,280,870
Hong Kong	171,346	67,447,080	—	67,618,426
Ireland	10,260,890	12,025,774	—	22,286,664
Israel	3,191,845	23,122,221	—	26,314,066
Italy	3,126,873	70,929,636	—	74,056,509
Japan	11,226,754	679,619,523	—	690,846,277
Netherlands	6,674,699	80,609,699	—	87,284,398
New Zealand	9,951	13,252,143	—	13,262,094
Norway	53,860	20,074,284	—	20,128,144
Portugal	—	6,592,609	—	6,592,609
Singapore	—	25,131,062	—	25,131,062
Spain	1,914,109	51,586,858	—	53,500,967
Sweden	193,088	74,468,309	—	74,661,397
Switzerland	11,107,843	186,207,942	—	197,315,785
United Kingdom	40,682,331	286,557,676	—	327,240,007
United States	2,527,429	970,988	—	3,498,417
Preferred Stocks
Germany	—	13,353,765	—	13,353,765
Rights/Warrants
Canada	—	161,242	—	161,242
France	—	747	—	747
Israel	—	945	—	945
Norway	—	8,494	—	8,494

38

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$57	—	$57
Securities Lending Collateral	—	182,604,958	—	182,604,958

TOTAL	$330,464,654	$2,442,954,910	—	$2,773,419,564

See accompanying Notes to Financial Statements.

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.4%)
BHP Group, Ltd.	247,858	$5,059,848	0.5%
CSL, Ltd.	56,488	11,259,598	1.2%
Other Securities		36,049,576	3.9%

TOTAL AUSTRALIA		52,369,022	5.6%

AUSTRIA — (0.1%)
Other Securities		694,233	0.1%

BELGIUM — (0.9%)
Other Securities		8,175,856	0.9%

CANADA — (8.5%)
Canadian National Railway Co.	51,046	4,230,182	0.5%
Canadian Natural Resources, Ltd.	318,823	5,339,103	0.6%
Other Securities		71,648,531	7.6%

TOTAL CANADA		81,217,816	8.7%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	216,287	13,796,949	1.5%
Other Securities		4,019,614	0.4%

TOTAL DENMARK		17,816,563	1.9%

FINLAND — (1.1%)
Other Securities		10,162,967	1.1%

FRANCE — (8.4%)
Cie Generale des Etablissements Michelin SCA	51,897	5,014,342	0.5%
# Kering SA	9,530	4,847,954	0.5%
Legrand SA	69,954	4,689,896	0.5%
LVMH Moet Hennessy Louis Vuitton SE	40,957	15,833,671	1.7%
Orange SA	342,562	4,161,797	0.5%
Vinci SA	81,013	6,636,741	0.7%
Other Securities		39,905,729	4.3%

TOTAL FRANCE		81,090,130	8.7%

GERMANY — (6.8%)
Adidas AG	20,625	4,721,730	0.5%
Bayer AG	95,267	6,265,649	0.7%
Deutsche Boerse AG	28,076	4,352,859	0.5%
Deutsche Telekom AG	486,363	7,110,440	0.8%
Fresenius Medical Care AG & Co. KGaA	51,411	4,029,106	0.4%
Infineon Technologies AG	230,358	4,282,568	0.5%
Other Securities		34,986,732	3.6%

TOTAL GERMANY		65,749,084	7.0%

HONG KONG — (2.8%)
Hong Kong Exchanges & Clearing, Ltd.	148,937	4,775,238	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$21,661,241	2.3%

TOTAL HONG KONG		26,436,479	2.8%

IRELAND — (0.4%)
Other Securities		4,136,693	0.4%

ISRAEL — (0.3%)
Other Securities		3,320,768	0.4%

ITALY — (1.6%)
Other Securities		15,793,641	1.7%

JAPAN — (23.0%)
Astellas Pharma, Inc.	273,900	4,530,072	0.5%
Daikin Industries, Ltd.	37,200	4,773,910	0.5%
Hoya Corp.	48,100	4,386,399	0.5%
Kao Corp.	72,100	5,560,084	0.6%
KDDI Corp.	316,700	9,172,984	1.0%
Murata Manufacturing Co., Ltd.	77,700	4,378,159	0.5%
NTT DOCOMO, Inc.	209,400	6,171,274	0.7%
Recruit Holdings Co., Ltd.	182,900	5,335,410	0.6%
SoftBank Group Corp.	210,400	9,018,291	1.0%
Sony Corp.	207,600	13,359,906	1.4%
Tokyo Electron, Ltd.	21,300	4,536,492	0.5%
Other Securities		149,782,959	15.8%

TOTAL JAPAN		221,005,940	23.6%

NETHERLANDS — (3.4%)
# Koninklijke Ahold Delhaize NV	232,175	5,637,287	0.6%
Unilever NV 904784709	127,954	6,323,487	0.7%
# Wolters Kluwer NV	81,646	6,013,420	0.6%
Other Securities		14,621,388	1.6%

TOTAL NETHERLANDS		32,595,582	3.5%

NEW ZEALAND — (0.2%)
Other Securities		2,118,288	0.2%

NORWAY — (0.6%)
Other Securities		6,078,049	0.6%

PORTUGAL — (0.1%)
Other Security		812,345	0.1%

SINGAPORE — (0.9%)
Other Securities		8,615,947	0.9%

SPAIN — (2.3%)
Amadeus IT Group SA	93,221	4,449,667	0.5%
Telefonica SA	938,160	4,289,722	0.4%
Other Securities		13,067,167	1.4%

TOTAL SPAIN		21,806,556	2.3%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.3%)
Other Securities		$22,397,256	2.4%

SWITZERLAND — (9.7%)
Geberit AG	11,413	5,103,926	0.6%
Givaudan SA	1,960	6,572,435	0.7%
Nestle SA	134,782	14,274,764	1.5%
Partners Group Holding AG	5,719	4,506,800	0.5%
Roche Holding AG CH0012032048	109,285	37,845,105	4.0%
Sika AG	34,004	5,624,573	0.6%
Other Securities		19,245,803	2.1%

TOTAL SWITZERLAND		93,173,406	10.0%

UNITED KINGDOM — (13.5%)
AstraZeneca P.L.C	28,081	2,937,048	0.3%
AstraZeneca P.L.C., Sponsored ADR	223,751	11,697,702	1.2%
Compass Group P.L.C	263,643	4,436,425	0.5%
# Diageo P.L.C., Sponsored ADR	75,348	10,447,000	1.1%
Experian P.L.C	150,867	4,530,591	0.5%
GlaxoSmithKline P.L.C	165,344	3,449,505	0.4%
# GlaxoSmithKline P.L.C., Sponsored ADR	286,876	12,068,873	1.3%
Imperial Brands P.L.C	295,822	6,223,637	0.7%
Rio Tinto P.L.C., Sponsored ADR	102,477	4,733,413	0.5%
SSE P.L.C	326,967	5,128,598	0.5%
# Unilever P.L.C., Sponsored ADR	145,820	7,563,683	0.8%
Other Securities		56,477,682	6.0%

TOTAL UNITED KINGDOM		129,694,157	13.8%

UNITED STATES — (0.0%)
Other Securities		259,540	0.0%

TOTAL COMMON STOCKS		905,520,318	96.7%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Volkswagen AG	29,443	4,096,439	0.5%
Other Securities		2,800,860	0.3%

TOTAL GERMANY		6,897,299	0.8%

TOTAL INVESTMENT SECURITIES (Cost $946,892,097)		912,417,617

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	4,229,097	48,934,877	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $995,818,175)		$961,352,494	102.7%

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	124	06/19/20	$18,038,949	$17,994,880	$(44,069)

Total Futures Contracts			$18,038,949	$17,994,880	$(44,069)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,817,899	$48,551,123	—	$52,369,022
Austria	—	694,233	—	694,233
Belgium	—	8,175,856	—	8,175,856
Canada	81,217,816	—	—	81,217,816
Denmark	—	17,816,563	—	17,816,563
Finland	—	10,162,967	—	10,162,967
France	246,981	80,843,149	—	81,090,130
Germany	—	65,749,084	—	65,749,084
Hong Kong	—	26,436,479	—	26,436,479
Ireland	809,957	3,326,736	—	4,136,693
Israel	1,041,946	2,278,822	—	3,320,768
Italy	1,721,157	14,072,484	—	15,793,641
Japan	—	221,005,940	—	221,005,940
Netherlands	7,157,050	25,438,532	—	32,595,582
New Zealand	—	2,118,288	—	2,118,288
Norway	—	6,078,049	—	6,078,049
Portugal	—	812,345	—	812,345
Singapore	—	8,615,947	—	8,615,947
Spain	—	21,806,556	—	21,806,556
Sweden	89,518	22,307,738	—	22,397,256
Switzerland	44,128	93,129,278	—	93,173,406
United Kingdom	52,007,223	77,686,934	—	129,694,157
United States	259,540	—	—	259,540
Preferred Stocks
Germany	—	6,897,299	—	6,897,299
Securities Lending Collateral	—	48,934,877	—	48,934,877
Futures Contracts**	(44,069)	—	—	(44,069)

TOTAL	$148,369,146	$812,939,279	—	$961,308,425

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$131,427,902
Investment in Dimensional Emerging Markets Value Fund		62,275,642
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,275,535	18,201,885

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $263,331,166)		$211,905,429

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$211,905,429	—	—	$211,905,429

TOTAL	$211,905,429	—	—	$211,905,429

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	487,213	$9,946,113	0.3%
CSL, Ltd.	28,867	5,753,980	0.2%
Other Securities		115,932,096	3.7%

TOTAL AUSTRALIA		131,632,189	4.2%

AUSTRIA — (0.3%)
Other Securities		11,181,619	0.4%

BELGIUM — (0.8%)
Other Securities		26,588,100	0.8%

BRAZIL — (1.3%)
Vale SA	628,010	5,180,773	0.2%
Other Securities		36,070,564	1.1%

TOTAL BRAZIL		41,251,337	1.3%

CANADA — (6.2%)
Royal Bank of Canada 2754383	120,786	7,430,515	0.3%
Royal Bank of Canada 780087102	97,598	6,011,061	0.2%
Other Securities		188,341,992	5.9%

TOTAL CANADA		201,783,568	6.4%

CHILE — (0.2%)
Other Securities		6,428,696	0.2%

CHINA — (8.9%)
* Alibaba Group Holding, Ltd., Sponsored ADR	37,146	7,528,380	0.3%
China Construction Bank Corp., Class H	11,401,000	9,151,162	0.3%
China Mobile, Ltd.	1,070,500	8,605,810	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,420,396	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	8,939,843	0.3%
Tencent Holdings, Ltd.	442,200	23,246,203	0.8%
Other Securities		225,109,838	7.0%

TOTAL CHINA		288,001,632	9.2%

COLOMBIA — (0.1%)
Other Securities		1,985,914	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,155,478	0.0%

DENMARK — (1.4%)
Novo Nordisk A.S., Class B	151,133	9,640,775	0.3%
Other Securities		36,273,675	1.2%

TOTAL DENMARK		45,914,450	1.5%

EGYPT — (0.0%)
Other Securities		239,987	0.0%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$36,071,125	1.1%

FRANCE — (5.3%)
# Air Liquide SA	40,713	5,172,758	0.2%
Cie Generale des Etablissements Michelin SCA	58,543	5,656,485	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	8,431,583	0.3%
Orange SA	455,998	5,539,935	0.2%
# Sanofi	55,205	5,392,078	0.2%
Total SA	331,214	11,755,571	0.4%
Vinci SA	66,251	5,427,410	0.2%
Other Securities		122,649,268	3.7%

TOTAL FRANCE		170,025,088	5.4%

GERMANY — (4.6%)
Allianz SE	29,730	5,471,249	0.2%
Bayer AG	149,078	9,804,764	0.3%
Daimler AG	180,199	6,163,344	0.2%
Deutsche Telekom AG	363,877	5,319,742	0.2%
Other Securities		120,866,785	3.8%

TOTAL GERMANY		147,625,884	4.7%

GREECE — (0.1%)
Other Securities		1,685,865	0.1%

HONG KONG — (2.0%)
AIA Group, Ltd.	562,200	5,159,740	0.2%
Other Securities		59,508,041	1.9%

TOTAL HONG KONG		64,667,781	2.1%

HUNGARY — (0.1%)
Other Securities		2,521,029	0.1%

INDIA — (2.9%)
Reliance Industries, Ltd.	306,222	5,945,755	0.2%
Other Securities		87,764,898	2.8%

TOTAL INDIA		93,710,653	3.0%

INDONESIA — (0.4%)
Other Securities		14,090,952	0.4%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	271,910	8,189,929	0.3%
Other Securities		10,883,988	0.3%

TOTAL IRELAND		19,073,917	0.6%

ISRAEL — (0.5%)
Other Securities		17,449,669	0.6%

ITALY — (1.7%)
Other Securities		54,849,497	1.7%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (17.3%)
Honda Motor Co., Ltd.	224,300	$5,446,936	0.2%
NTT DOCOMO, Inc.	181,600	5,351,974	0.2%
SoftBank Group Corp.	280,444	12,020,559	0.4%
Sony Corp.	104,000	6,692,824	0.2%
Toyota Motor Corp.	337,064	20,839,579	0.7%
Other Securities		510,637,859	16.1%

TOTAL JAPAN		560,989,731	17.8%

MALAYSIA — (0.6%)
Other Securities		19,667,007	0.6%

MEXICO — (0.6%)
Other Securities		18,691,191	0.6%

NETHERLANDS — (2.2%)
ASML Holding NV	20,610	5,944,542	0.2%
# Koninklijke Ahold Delhaize NV	345,795	8,396,012	0.3%
Other Securities		58,075,364	1.8%

TOTAL NETHERLANDS		72,415,918	2.3%

NEW ZEALAND — (0.3%)
Other Securities		10,646,919	0.3%

NORWAY — (0.5%)
Other Securities		16,738,423	0.5%

PERU — (0.0%)
Other Securities		319,654	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,263,309	0.3%

POLAND — (0.3%)
Other Securities		8,034,263	0.3%

PORTUGAL — (0.1%)
Other Securities		4,730,060	0.2%

QATAR — (0.0%)
Other Securities		1,267,487	0.0%

RUSSIA — (0.3%)
Other Securities		9,438,384	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		2,476,200	0.1%

SINGAPORE — (0.7%)
Other Securities		22,466,150	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		45,294,936	1.4%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.7%)
Samsung Electronics Co., Ltd.	661,530	$27,200,477	0.9%
SK Hynix, Inc.	79,671	5,482,763	0.2%
Other Securities		87,086,174	2.7%

TOTAL SOUTH KOREA		119,769,414	3.8%

SPAIN — (1.5%)
Iberdrola S.A	547,344	5,444,852	0.2%
Other Securities		41,993,892	1.3%

TOTAL SPAIN		47,438,744	1.5%

SWEDEN — (1.9%)
Other Securities		61,416,461	2.0%

SWITZERLAND — (5.4%)
Nestle SA	285,492	30,236,463	1.0%
Novartis AG	114,537	9,774,410	0.3%
Roche Holding AG CH0012032048	58,789	20,358,475	0.7%
Other Securities		113,231,988	3.5%

TOTAL SWITZERLAND		173,601,336	5.5%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	11,802,721	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR	134,422	7,141,841	0.3%
Other Securities		138,389,992	4.3%

TOTAL TAIWAN		157,334,554	5.0%

THAILAND — (0.7%)
Other Securities		23,530,700	0.7%

TURKEY — (0.2%)
Other Securities		6,748,233	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,132,042	0.0%

UNITED KINGDOM — (9.2%)
Anglo American P.L.C	363,018	6,456,293	0.2%
AstraZeneca P.L.C., Sponsored ADR	170,655	8,921,843	0.3%
BP P.L.C., Sponsored ADR	503,098	11,973,732	0.4%
GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,537,888	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	274,328	7,058,459	0.2%
Rio Tinto P.L.C., Sponsored ADR	172,914	7,986,898	0.3%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	5,337,475	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	227,403	7,270,074	0.2%
Other Securities		235,714,195	7.4%

TOTAL UNITED KINGDOM		297,256,857	9.4%

UNITED STATES — (0.1%)
Other Securities		1,833,017	0.1%

TOTAL COMMON STOCKS		3,069,435,420	97.5%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$9,270,181	0.3%

CHILE — (0.0%)
Other Securities		226,584	0.0%

COLOMBIA — (0.0%)
Other Securities		292,284	0.0%

GERMANY — (0.4%)
Volkswagen AG	43,057	5,990,570	0.2%
Other Securities		7,088,936	0.3%

TOTAL GERMANY		13,079,506	0.5%

SOUTH KOREA — (0.0%)
Other Security		1,271	0.0%

TOTAL PREFERRED STOCKS		22,869,826	0.8%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		42,746	0.0%

SWEDEN — (0.0%)
Other Security		55	0.0%

FRANCE — (0.0%)
Other Security		413	0.0%

TAIWAN — (0.0%)
Other Securities		4,424	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,534	0.0%

NORWAY — (0.0%)
Other Security		10,126	0.0%

ISRAEL — (0.0%)
Other Security		928	0.0%

TOTAL RIGHTS/WARRANTS		60,226	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,551,670,846)		3,092,365,472

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	12,376,967	143,213,890	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,694,851,878)		$3,235,579,362	102.8%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	240	06/19/20	$33,202,977	$34,828,800	$1,625,823

Total Futures Contracts			$33,202,977	$34,828,800	$1,625,823

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,921,403	$129,710,786	—	$131,632,189
Austria	—	11,181,619	—	11,181,619
Belgium	530,088	26,058,012	—	26,588,100
Brazil	41,251,337	—	—	41,251,337
Canada	200,778,346	1,005,222	—	201,783,568
Chile	6,428,696	—	—	6,428,696
China	36,837,749	251,163,883	—	288,001,632
Colombia	1,985,914	—	—	1,985,914
Czech Republic	—	1,155,478	—	1,155,478
Denmark	338,436	45,576,014	—	45,914,450
Egypt	111,005	128,982	—	239,987
Finland	—	36,071,125	—	36,071,125
France	854,152	169,170,936	—	170,025,088
Germany	1,739,820	145,886,064	—	147,625,884
Greece	—	1,685,865	—	1,685,865
Hong Kong	79,216	64,588,565	—	64,667,781
Hungary	—	2,521,029	—	2,521,029
India	2,121,424	91,589,229	—	93,710,653
Indonesia	130,140	13,960,812	—	14,090,952
Ireland	8,189,929	10,883,988	—	19,073,917
Israel	2,199,240	15,250,429	—	17,449,669
Italy	229,294	54,620,203	—	54,849,497
Japan	2,419,930	558,569,801	—	560,989,731
Malaysia	—	19,667,007	—	19,667,007
Mexico	18,691,085	106	—	18,691,191
Netherlands	9,691,175	62,724,743	—	72,415,918
New Zealand	—	10,646,919	—	10,646,919
Norway	114,718	16,623,705	—	16,738,423
Peru	319,591	63	—	319,654
Philippines	177,829	8,085,480	—	8,263,309
Poland	—	8,034,263	—	8,034,263
Portugal	—	4,730,060	—	4,730,060
Qatar	—	1,267,487	—	1,267,487
Russia	4,960,710	4,477,674	—	9,438,384
Saudi Arabia	—	2,476,200	—	2,476,200
Singapore	—	22,466,150	—	22,466,150
South Africa	9,220,811	36,074,125	—	45,294,936
South Korea	544,466	119,224,948	—	119,769,414
Spain	410,658	47,028,086	—	47,438,744
Sweden	203,308	61,213,153	—	61,416,461

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$5,915,376	$167,685,960	—	$173,601,336
Taiwan	7,303,970	150,030,584	—	157,334,554
Thailand	23,530,700	—	—	23,530,700
Turkey	—	6,748,233	—	6,748,233
United Arab Emirates	—	1,132,042	—	1,132,042
United Kingdom	73,985,288	223,271,569	—	297,256,857
United States	1,366,279	466,738	—	1,833,017
Preferred Stocks
Brazil	9,270,181	—	—	9,270,181
Chile	226,584	—	—	226,584
Colombia	292,284	—	—	292,284
Germany	—	13,079,506	—	13,079,506
South Korea	—	1,271	—	1,271
Rights/Warrants
Canada	—	42,746	—	42,746
France	—	413	—	413
Israel	—	928	—	928
Norway	—	10,126	—	10,126
South Korea	—	1,534	—	1,534
Sweden	—	55	—	55
Taiwan	—	4,424	—	4,424
Securities Lending Collateral	—	143,213,890	—	143,213,890
Futures Contracts**	1,625,823	—	—	1,625,823

TOTAL	$475,996,955	$2,761,208,230	—	$3,237,205,185

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

51

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	20,118,224	$445,819,848
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	22,996,702	249,744,186
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,315,168	91,739,791

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $773,893,842)		$787,303,825

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $177,591)	177,591	177,591

TOTAL INVESTMENTS — (100.0%) (Cost $774,071,433)		$787,481,416

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$787,303,825	—	—	$787,303,825
Temporary Cash Investments	177,591	—	—	177,591

TOTAL	$787,481,416	—	—	$787,481,416

See accompanying Notes to Financial Statements.

52

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	7,617,975	$151,978,613
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	7,985,429	86,721,756
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,035,752	52,397,081

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $262,519,689)		$291,097,450

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
ILS	213,631	USD	60,358	Bank of America Corp.	05/26/20	$959
ILS	125,403	USD	34,578	Citibank, N.A.	05/26/20	1,416
USD	754,188	ILS	2,581,750	Goldman Sachs International	05/26/20	13,159
ILS	125,256	USD	34,603	Goldman Sachs International	05/26/20	1,349
ILS	115,957	USD	32,261	UBS AG	05/26/20	1,022
GBP	528,187	USD	660,946	Goldman Sachs International	06/12/20	4,410
USD	26,717,336	EUR	24,597,976	JP Morgan	07/13/20	53,698

Total Appreciation						$76,013
USD	4,404,218	ILS	7,124,849	Bank of America Corp.	05/26/20	$(135,418)
USD	530,046	NOK	5,670,968	Citibank, N.A.	05/26/20	(23,546)
ILS	243,866	USD	70,112	Goldman Sachs International	05/26/20	(117)
USD	44,221	NOK	457,280	UBS AG	05/26/20	(418)
USD	1,475,750	DKK	10,201,782	Citibank, N.A.	06/04/20	(23,314)
USD	827,363	GBP	662,353	Citibank, N.A.	06/12/20	(7,001)
USD	10,670,887	GBP	8,483,545	JP Morgan	06/12/20	(15,811)
USD	1,957,538	SEK	19,575,197	Bank of America Corp.	06/22/20	(49,909)
USD	19,199,436	JPY	2,058,996,881	JP Morgan	07/15/20	(7,997)
USD	662,353	SGD	944,072	Australia and New Zealand Banking Group Ltd.	07/21/20	(7,358)
USD	4,698,140	CAD	6,573,665	Bank of New York Mellon Corp.	07/24/20	(25,441)

Total (Depreciation)						$(296,330)

Total Appreciation (Depreciation)						$(220,317)

53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	26	06/19/20	$3,393,424	$3,773,120	$379,696

Total Futures Contracts			$3,393,424	$3,773,120	$379,696

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$291,097,450	—	—	$291,097,450
Forward Currency Contracts**	—	$(220,317)	—	(220,317)
Futures Contracts**	379,696	—	—	379,696

TOTAL	$291,477,146	$(220,317)	—	$291,256,829

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,272,327,074

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,272,327,074

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,747,312,967

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,747,312,967

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,239,873,998

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,239,873,998

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.8%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA BRPETRACNOR9	19,448,656	$66,701,748	0.3%
Vale SA	20,424,690	168,493,647	0.8%
Other Securities		812,455,095	3.6%

TOTAL BRAZIL		1,047,650,490	4.7%

CANADA — (0.0%)
Other Security		5,871,512	0.0%

CHILE — (0.9%)
Other Securities		193,764,453	0.9%

CHINA — (29.8%)
* Alibaba Group Holding, Ltd., Sponsored ADR	1,943,544	393,898,062	1.8%
Anhui Conch Cement Co., Ltd., Class H	7,186,000	56,664,327	0.3%
* Baidu, Inc., Sponsored ADR	630,238	63,609,921	0.3%
Bank of China, Ltd., Class H	203,461,702	77,458,428	0.4%
China Construction Bank Corp., Class H	328,426,302	263,615,687	1.2%
China Merchants Bank Co., Ltd., Class H	19,361,646	91,625,283	0.4%
China Mobile, Ltd.	14,262,500	114,657,050	0.5%
# China Mobile, Ltd., Sponsored ADR	2,903,118	116,037,626	0.5%
China National Building Material Co., Ltd., Class H	42,434,150	53,006,436	0.3%
China Overseas Land & Investment, Ltd.	22,770,033	84,111,265	0.4%
China Petroleum & Chemical Corp., Class H	147,178,400	73,355,575	0.3%
China Resources Land, Ltd.	14,146,610	58,456,668	0.3%
China Shenhua Energy Co., Ltd., Class H	30,621,000	54,247,788	0.3%
CNOOC, Ltd.	66,903,000	73,969,398	0.3%
Country Garden Holdings Co., Ltd.	38,477,649	49,842,996	0.2%
Hengan International Group Co., Ltd.	5,586,122	49,677,071	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	174,683,535	0.8%
NetEase, Inc., ADR	213,660	73,704,154	0.3%
PetroChina Co., Ltd., Class H	142,684,000	51,250,878	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	307,394,237	1.4%
Sunac China Holdings, Ltd.	15,572,000	69,657,468	0.3%
# Tencent Holdings, Ltd.	17,216,900	905,082,661	4.1%
* Vipshop Holdings, Ltd., ADR	3,141,441	50,043,155	0.2%
Yum China Holdings, Inc.	1,301,003	63,046,605	0.3%
Other Securities		3,226,770,763	14.6%

TOTAL CHINA		6,595,867,037	29.9%

COLOMBIA — (0.2%)
Other Securities		46,386,306	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		28,584,574	0.1%

EGYPT — (0.1%)
Other Securities		16,483,480	0.1%

GREECE — (0.3%)
Other Securities		54,539,492	0.2%

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Securities		$2,871,950	0.0%

HUNGARY — (0.3%)
Other Securities		64,237,232	0.3%

INDIA — (11.2%)
* Bharti Airtel, Ltd.	8,619,250	58,726,670	0.3%
HDFC Bank Ltd.	5,989,118	78,506,215	0.4%
Hindustan Unilever, Ltd.	2,343,924	68,178,758	0.3%
Housing Development Finance Corp., Ltd.	2,926,564	74,032,639	0.4%
Infosys, Ltd.	11,809,081	110,311,585	0.5%
Infosys, Ltd., Sponsored ADR	7,138,068	65,884,368	0.3%
Reliance Industries, Ltd.	10,291,451	199,823,818	0.9%
Tata Consultancy Services, Ltd.	3,610,270	95,814,220	0.5%
Other Securities		1,734,642,702	7.7%

TOTAL INDIA		2,485,920,975	11.3%

INDONESIA — (2.2%)
Bank Central Asia Tbk PT	27,776,800	48,114,690	0.2%
Bank Rakyat Indonesia Persero Tbk PT	281,291,900	51,163,445	0.3%
Other Securities		382,306,861	1.7%

TOTAL INDONESIA		481,584,996	2.2%

MALAYSIA — (2.4%)
Other Securities		532,191,517	2.4%

MEXICO — (2.3%)
America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	49,482,979	0.2%
Other Securities		448,220,655	2.1%

TOTAL MEXICO		497,703,634	2.3%

PERU — (0.1%)
Other Securities		26,174,872	0.1%

PHILIPPINES — (1.0%)
Other Securities		225,332,138	1.0%

POLAND — (1.0%)
Other Securities		213,479,209	1.0%

QATAR — (0.0%)
Other Securities		2,461,835	0.0%

RUSSIA — (1.2%)
Lukoil PJSC, Sponsored ADR	868,336	56,648,276	0.3%
Other Securities		218,370,565	0.9%

TOTAL RUSSIA		275,018,841	1.2%

SAUDI ARABIA — (0.2%)
Other Securities		38,330,207	0.2%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (4.5%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,133,810	$52,043,626	0.2%
FirstRand, Ltd.	23,309,342	50,872,744	0.2%
Gold Fields, Ltd., Sponsored ADR	9,705,473	71,238,172	0.3%
Naspers, Ltd., Class N	463,620	72,161,708	0.3%
# Standard Bank Group, Ltd.	9,354,999	51,618,058	0.2%
Other Securities		704,711,952	3.3%

TOTAL SOUTH AFRICA		1,002,646,260	4.5%

SOUTH KOREA — (13.6%)
Samsung Electronics Co., Ltd.	22,844,954	939,327,997	4.3%
SK Hynix, Inc.	2,407,473	165,676,393	0.8%
Other Securities		1,901,326,587	8.5%

TOTAL SOUTH KOREA		3,006,330,977	13.6%

TAIWAN — (17.3%)
Hon Hai Precision Industry Co., Ltd.	28,840,403	74,118,867	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	418,034,746	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,390,486	445,786,521	2.0%
Other Securities		2,897,962,260	13.1%

TOTAL TAIWAN		3,835,902,394	17.4%

THAILAND — (2.6%)
Other Securities		575,635,632	2.6%

TURKEY — (0.8%)
Other Securities		167,181,989	0.8%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		3,635,768	0.0%

TOTAL COMMON STOCKS		21,425,787,770	97.0%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Itau Unibanco Holding SA	13,245,417	55,462,246	0.3%
Petroleo Brasileiro SA BRPETRACNPR6	28,735,931	95,383,062	0.5%
Other Securities		105,571,558	0.4%

TOTAL BRAZIL		256,416,866	1.2%

CHILE — (0.0%)
Other Securities		5,576,026	0.0%

COLOMBIA — (0.0%)
Other Securities		9,773,477	0.0%

SOUTH KOREA — (0.0%)
Other Securities		467,909	0.0%

TOTAL PREFERRED STOCKS		272,234,278	1.2%

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		$95,250	0.0%

TOTAL INVESTMENT SECURITIES (Cost $22,044,284,778)		21,698,117,298

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	38,123,229	441,123,888	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $22,485,296,596)		$22,139,241,186	100.2%

As of April 30, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,071,489	$29,441,750	$2,370,261
S&P 500® Emini Index	2,211	06/19/20	312,655,993	320,860,320	8,204,327

Total Futures Contracts			$339,727,482	$350,302,070	$10,574,588

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,047,650,490	—	—	$1,047,650,490
Canada	5,871,512	—	—	5,871,512
Chile	193,764,453	—	—	193,764,453
China	1,140,858,148	$5,455,008,889	—	6,595,867,037
Colombia	46,386,306	—	—	46,386,306
Czech Republic	—	28,584,574	—	28,584,574
Egypt	1,775,362	14,708,118	—	16,483,480
Greece	—	54,539,492	—	54,539,492
Hong Kong	—	2,871,950	—	2,871,950
Hungary	230,994	64,006,238	—	64,237,232
India	124,775,575	2,361,145,400	—	2,485,920,975
Indonesia	21,176,819	460,408,177	—	481,584,996
Malaysia	8,377	532,183,140	—	532,191,517
Mexico	497,691,904	11,730	—	497,703,634
Peru	26,173,849	1,023	—	26,174,872
Philippines	6,274,026	219,058,112	—	225,332,138
Poland	—	213,479,209	—	213,479,209
Qatar	—	2,461,835	—	2,461,835
Russia	34,874,874	240,143,967	—	275,018,841
Saudi Arabia	—	38,330,207	—	38,330,207
South Africa	188,698,007	813,948,253	—	1,002,646,260
South Korea	48,884,925	2,957,446,052	—	3,006,330,977

61

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$464,912,226	$3,370,990,168	—	$3,835,902,394
Thailand	575,614,655	20,977	—	575,635,632
Turkey	763,993	166,417,996	—	167,181,989
United Arab Emirates	—	3,635,768	—	3,635,768
Preferred Stocks
Brazil	256,416,866	—	—	256,416,866
Chile	5,576,026	—	—	5,576,026
Colombia	9,773,477	—	—	9,773,477
South Korea	—	467,909	—	467,909
Rights/Warrants
Taiwan	—	95,250	—	95,250
Securities Lending Collateral	—	441,123,888	—	441,123,888
Futures Contracts**	10,574,588	—	—	10,574,588

TOTAL	$4,708,727,452	$17,441,088,322	—	$22,149,815,774

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

62

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BELGIUM — (0.1%)
Other Security		$118,284	0.1%

BRAZIL — (5.5%)
* BRF SA	94,895	338,372	0.2%
Cosan SA	37,681	418,116	0.3%
Hypera SA	90,300	482,893	0.4%
Petrobras Distribuidora SA	141,572	508,450	0.4%
Sul America SA	82,071	675,385	0.5%
Ultrapar Participacoes SA	186,070	496,150	0.4%
Other Securities		3,766,911	2.6%

TOTAL BRAZIL		6,686,277	4.8%

CANADA — (0.1%)
Other Security		78,114	0.1%

CHILE — (0.4%)
Other Securities		480,338	0.3%

CHINA — (25.6%)
Beijing Enterprises Holdings, Ltd.	99,500	352,487	0.3%
Brilliance China Automotive Holdings, Ltd.	498,000	460,768	0.3%
China Communications Services Corp., Ltd., Class H	470,000	335,022	0.3%
China Jinmao Holdings Group, Ltd.	788,000	554,800	0.4%
China National Building Material Co., Ltd., Class H	820,000	1,024,299	0.7%
China Resources Cement Holdings, Ltd.	382,000	519,789	0.4%
China Taiping Insurance Holdings Co., Ltd.	254,800	429,592	0.3%
CIFI Holdings Group Co., Ltd.	484,129	369,844	0.3%
Fosun International, Ltd.	524,500	658,492	0.5%
Great Wall Motor Co., Ltd., Class H	519,000	346,981	0.3%
Kingboard Holdings, Ltd.	143,500	350,076	0.3%
Kunlun Energy Co., Ltd.	726,000	472,986	0.4%
KWG Group Holdings, Ltd.	254,000	375,741	0.3%
#* Semiconductor Manufacturing International Corp.	515,500	967,563	0.7%
Shenzhen International Holdings, Ltd.	186,500	360,450	0.3%
Shimao Property Holdings, Ltd.	182,500	741,839	0.5%
* SINA Corp.	10,908	368,363	0.3%
Sinopharm Group Co., Ltd., Class H	218,800	589,963	0.4%
Other Securities		21,880,995	15.4%

TOTAL CHINA		31,160,050	22.4%

COLOMBIA — (0.2%)
Other Securities		194,745	0.1%

GREECE — (0.3%)
Other Securities		392,500	0.3%

HONG KONG — (0.0%)
Other Securities		19,000	0.0%

63

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (11.4%)
Aurobindo Pharma, Ltd.	51,632	$422,266	0.3%
Cipla, Ltd.	54,009	420,617	0.3%
Dr Reddy’s Laboratories, Ltd.	7,033	363,800	0.3%
Grasim Industries, Ltd.	62,073	414,494	0.3%
Hindalco Industries, Ltd.	206,621	349,921	0.3%
UPL, Ltd.	75,705	411,897	0.3%
Zee Entertainment Enterprises, Ltd.	163,180	342,538	0.3%
Other Securities		11,133,738	7.9%

TOTAL INDIA		13,859,271	10.0%

INDONESIA — (1.5%)
Other Securities		1,829,525	1.3%

MALAYSIA — (2.7%)
Genting Malaysia Bhd	626,800	344,531	0.3%
Other Securities		2,948,628	2.1%

TOTAL MALAYSIA		3,293,159	2.4%

MEXICO — (2.3%)
Cemex S.A.B. de C.V	3,034,480	642,125	0.5%
Grupo Televisa S.A.B	416,261	440,942	0.3%
Other Securities		1,700,690	1.2%

TOTAL MEXICO		2,783,757	2.0%

PHILIPPINES — (1.1%)
Other Securities		1,310,933	0.9%

POLAND — (1.1%)
Other Securities		1,281,448	0.9%

QATAR — (0.2%)
Other Securities		224,817	0.2%

RUSSIA — (1.2%)
Other Securities		1,493,213	1.1%

SAUDI ARABIA — (0.1%)
Other Securities		122,637	0.1%

SOUTH AFRICA — (4.0%)
* Sibanye Stillwater, Ltd.	270,052	550,142	0.4%
Other Securities		4,268,501	3.1%

TOTAL SOUTH AFRICA		4,818,643	3.5%

SOUTH KOREA — (13.7%)
Samsung Securities Co., Ltd.	14,514	359,633	0.3%
Other Securities		16,315,336	11.7%

TOTAL SOUTH KOREA		16,674,969	12.0%

TAIWAN — (22.8%)
AU Optronics Corp.	2,215,000	582,502	0.4%
Compal Electronics, Inc.	1,071,000	682,756	0.5%

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
Foxconn Technology Co., Ltd.	236,000	$453,142	0.3%
Innolux Corp.	2,111,000	458,518	0.3%
Inventec Corp.	597,000	469,077	0.3%
Lite-On Technology Corp.	500,000	776,975	0.6%
Pou Chen Corp.	566,000	532,999	0.4%
Synnex Technology International Corp.	317,000	423,066	0.3%
Taiwan Business Bank	1,111,600	402,676	0.3%
Teco Electric and Machinery Co., Ltd.	430,000	386,938	0.3%
Unimicron Technology Corp.	304,000	430,562	0.3%
Winbond Electronics Corp.	764,000	354,516	0.3%
Wistron Corp.	675,000	632,976	0.5%
Other Securities		21,146,232	15.1%

TOTAL TAIWAN		27,732,935	19.9%

THAILAND — (3.4%)
Other Securities		4,109,436	3.0%

TURKEY — (1.0%)
Other Securities		1,253,376	0.9%

UNITED ARAB EMIRATES — (0.0%)
Other Security		30,492	0.0%

TOTAL COMMON STOCKS		119,947,919	86.3%

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Gerdau SA	158,000	341,110	0.3%
Other Securities		683,810	0.4%

TOTAL BRAZIL		1,024,920	0.7%

COLOMBIA — (0.0%)
Other Security		52,629	0.0%

TOTAL PREFERRED STOCKS		1,077,549	0.7%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		872	0.0%

TOTAL INVESTMENT SECURITIES (Cost $140,670,308)		121,026,340

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	43,307	501,100	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $141,171,223)		$121,527,440	87.4%

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	06/19/20	$17,547,170	$17,269,280	$(277,890)

Total Futures Contracts			$17,547,170	$17,269,280	$(277,890)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$118,284	—	$118,284
Brazil	$6,686,277	—	—	6,686,277
Canada	78,114	—	—	78,114
Chile	480,338	—	—	480,338
China	1,335,699	29,824,351	—	31,160,050
Colombia	194,745	—	—	194,745
Greece	—	392,500	—	392,500
Hong Kong	—	19,000	—	19,000
India	40,847	13,818,424	—	13,859,271
Indonesia	—	1,829,525	—	1,829,525
Malaysia	—	3,293,159	—	3,293,159
Mexico	2,783,757	—	—	2,783,757
Philippines	—	1,310,933	—	1,310,933
Poland	—	1,281,448	—	1,281,448
Qatar	—	224,817	—	224,817
Russia	1,360,257	132,956	—	1,493,213
Saudi Arabia	—	122,637	—	122,637
South Africa	863,653	3,954,990	—	4,818,643
South Korea	—	16,674,969	—	16,674,969
Taiwan	—	27,732,935	—	27,732,935
Thailand	4,109,436	—	—	4,109,436
Turkey	—	1,253,376	—	1,253,376
United Arab Emirates	—	30,492	—	30,492
Preferred Stocks
Brazil	1,024,920	—	—	1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$38,563	$9,806,410
Investment Securities at Value (including $284,331, $1,603,562, $0 and $0 of securities on loan, respectively)	$4,642,612	$23,097,100	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $255,104, $1,338,338, $0 and $0, respectively)	255,153	1,338,595	—	—
Segregated Cash for Futures Contracts	6,960	31,188	—	7,200
Foreign Currencies at Value	38,532	201,747	—	—
Cash	49,119	123,752	28	81,128
Receivables:
Investment Securities Sold	6,332	78,832	—	—
Dividends, Interest and Tax Reclaims	22,781	124,247	—	—
Securities Lending Income	326	2,785	—	—
Fund Shares Sold	3,554	33,760	94	12,740
Futures Margin Variation	—	—	—	1,888
Unrealized Gain on Foreign Currency Contracts	11	48	—	—
Prepaid Expenses and Other Assets	42	213	14	90

Total Assets	5,025,422	25,032,267	38,699	9,909,456

LIABILITIES:
Payables:
Upon Return of Securities Loaned	255,169	1,338,602	—	—
Investment Securities Purchased	166	1,681	—	—
Fund Shares Redeemed	11,642	60,112	331	10,769
Due to Advisor	671	4,991	1	2,902
Futures Margin Variation	1,120	6,363	—	—
Unrealized Loss on Foreign Currency Contracts	—	123	—	—
Accrued Expenses and Other Liabilities	523	2,558	17	675

Total Liabilities	269,291	1,414,430	349	14,346

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,756,131; $23,617,837; $38,350 and $9,895,110 and shares outstanding of 248,221,815, 2,174,698,944, 4,267,144 and 673,642,306, respectively	$19.16	$10.86	$8.99	$14.69

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$45,187	N/A

Investment Securities at Cost	$4,585,827	$25,542,308	N/A	N/A

Foreign Currencies at Cost	$37,530	$198,617	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$5,005,828	$26,867,826	$44,843	$11,396,770
Total Distributable Earnings (Loss)	(249,697)	(3,249,989)	(6,493)	(1,501,660)

NET ASSETS	$4,756,131	$23,617,837	$38,350	$9,895,110

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$503,309	$296,611	$17,937	$480,072
Receivables:
Fund Shares Sold	19	—	—	39
Prepaid Expenses and Other Assets	14	12	11	20

Total Assets	503,342	296,623	17,948	480,131

LIABILITIES:
Payables:
Fund Shares Redeemed	4	12	—	85
Due to Advisor	143	80	2	136
Accrued Expenses and Other Liabilities	36	27	22	35

Total Liabilities	183	119	24	256

NET ASSETS	$503,159	$296,504	$17,924	$479,875

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $503,159; $296,504; $17,924 and $479,875 and shares outstanding of 24,443,668, 17,960,262, 902,832 and 23,079,255, respectively	$20.58	$16.51	$19.85	$20.79

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$519,970	$395,283	$21,582	$554,752
Total Distributable Earnings (Loss)	(16,811)	(98,779)	(3,658)	(74,877)

NET ASSETS	$503,159	$296,504	$17,924	$479,875

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,299,142	—	—
Investment Securities at Value (including $203,445, $80,978, $505,309 and $218,861 of securities on loan, respectively)	$4,487,247	3,840,573	$9,616,737	$2,590,815
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $192,302, $83,636, $448,769 and $182,571, respectively)	192,347	83,654	448,846	182,605
Segregated Cash for Futures Contracts	6,816	—	10,068	—
Foreign Currencies at Value	18,673	—	135,387	1,410
Cash	60,162	4,612	25,299	34
Receivables:
Investment Securities Sold	18,354	—	15,054	15,755
Dividends, Interest and Tax Reclaims	29,709	2,387	77,732	15,707
Securities Lending Income	745	62	1,309	396
Fund Shares Sold	19,816	8,809	11,103	5,200
Futures Margin Variation	—	—	1,701	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	13
Prepaid Expenses and Other Assets	33	82	77	68

Total Assets	4,833,902	7,239,321	10,343,313	2,812,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,377	83,695	448,800	182,584
Investment Securities Purchased	11,261	—	5,283	205
Fund Shares Redeemed	5,429	10,468	64,804	5,415
Due to Advisor	863	660	4,546	868
Line of Credit	—	—	—	9,590
Futures Margin Variation	1,096	—	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	33	113
Accrued Expenses and Other Liabilities	522	238	1,582	314

Total Liabilities	211,553	95,061	525,048	199,089

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,622,349; $7,144,260; $9,818,265 and $2,612,914 and shares outstanding of 1,294,105,989, 765,476,057, 687,813,669 and 279,000,014, respectively	$3.57	$9.33	$14.27	$9.37

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,784,479	$—	$—

Investment Securities at Cost	$5,276,486	$3,855,618	$11,681,955	$2,815,308

Foreign Currencies at Cost	$18,497	$—	$133,894	$1,398

NET ASSETS CONSIST OF:
Paid-In Capital	$6,730,774	$7,646,769	$12,244,553	$2,898,751
Total Distributable Earnings (Loss)	(2,108,425)	(502,509)	(2,426,288)	(285,837)

NET ASSETS	$4,622,349	$7,144,260	$9,818,265	$2,612,914

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$211,905	—
Investment Securities at Value (including $71,434, $0 and $188,772 of securities on loan, respectively)	$912,417	—	$3,092,365
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $48,926, $0 and $143,181, respectively)	48,935	—	143,214
Segregated Cash for Futures Contracts	1,488	—	2,880
Foreign Currencies at Value	349	—	30,139
Cash	42,223	101	4,696
Receivables:
Investment Securities Sold	—	—	7,589
Dividends, Interest and Tax Reclaims	2,741	—	13,442
Securities Lending Income	37	—	333
Fund Shares Sold	5,453	2	4,133
Futures Margin Variation	1,036	—	—
Unrealized Gain on Foreign Currency Contracts	19	—	7
Prepaid Expenses and Other Assets	63	14	87

Total Assets	1,014,761	212,022	3,298,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	48,931	—	143,218
Investment Securities Purchased	24,139	—	181
Fund Shares Redeemed	4,967	992	6,398
Due to Advisor	167	74	719
Futures Margin Variation	—	—	463
Unrealized Loss on Foreign Currency Contracts	24	—	—
Accrued Expenses and Other Liabilities	79	19	530

Total Liabilities	78,307	1,085	151,509

NET ASSETS	$936,454	$210,937	$3,147,376

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $936,454; $210,937 and $3,147,376 and shares outstanding of 98,442,538, 25,092,791 and 340,288,542, respectively	$9.51	$8.41	$9.25

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$263,331	$—

Investment Securities at Cost	$946,892	N/A	$3,551,671

Foreign Currencies at Cost	$346	$—	$29,994

NET ASSETS CONSIST OF:
Paid-In Capital	$979,094	$270,021	$3,655,735
Total Distributable Earnings (Loss)	(42,640)	(59,084)	(508,359)

NET ASSETS	$936,454	$210,937	$3,147,376

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$787,303	$291,097	$5,272,327	$4,747,313
Temporary Cash Investments at Value & Cost	178	—	—	—
Segregated Cash for Futures Contracts	—	312	—	—
Cash	—	3,108	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	780	—	—
Fund Shares Sold	111	590	6,518	2,384
Unrealized Gain on Forward Currency Contracts	—	76	—	—
Prepaid Expenses and Other Assets	22	15	68	43

Total Assets	787,614	295,978	5,278,913	4,749,740

LIABILITIES:
Payables:
Fund Shares Redeemed	1,337	436	9,015	48,678
Due to Advisor	36	8	1,108	1,491
Futures Margin Variation	—	50	—	—
Unrealized Loss on Forward Currency Contracts	—	296	—	—
Accrued Expenses and Other Liabilities	34	32	255	273

Total Liabilities	1,407	822	10,378	50,442

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $786,207; $295,156; $5,268,535 and $4,699,298 and shares outstanding of 54,825,612, 20,778,194, 224,565,042 and 289,035,916, respectively	$14.34	$14.21	$23.46	$16.23

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$773,894	$262,520	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$785,058	$268,792	$4,564,056	$5,826,999
Total Distributable Earnings (Loss)	1,149	26,364	704,479	(1,127,701)

NET ASSETS	$786,207	$295,156	$5,268,535	$4,699,298

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,239,874	—	—
Investment Securities at Value (including $0, $977,158 and $2,132 of securities on loan, respectively)	—	$21,698,117	$121,026
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $441,012 and $501, respectively)	—	441,124	501
Segregated Cash for Futures Contracts	—	30,107	1,428
Foreign Currencies at Value	—	174,998	1,320
Cash	—	187,632	29,153
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	48,366	1,837
Dividends and Interest	—	33,075	112
Securities Lending Income	—	2,600	6
Fund Shares Sold	10,817	29,869	440
Unrealized Gain on Foreign Currency Contracts	—	6	—
Prepaid Expenses and Other Assets	73	180	29

Total Assets	13,250,764	22,646,074	155,852

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	441,098	501
Investment Securities/Affiliated Investment Companies Purchased	—	21,472	12,331
Fund Shares Redeemed	105,906	71,448	2,104
Due to Advisor	3,636	7,273	58
Futures Margin Variation	—	9,563	1,744
Accrued Expenses and Other Liabilities	871	5,058	88

Total Liabilities	110,413	555,912	16,826

NET ASSETS	$13,140,351	$22,090,162	$139,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $22,686; $0 and $0 and shares outstanding of 1,045,798, 0 and 0, respectively	$21.69	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,117,665; $22,090,162 and $139,026 and shares outstanding of 600,341,371, 1,279,862,718 and 17,116,788, respectively	$21.85	$17.26	$8.12

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$22,044,285	$140,670

Foreign Currencies at Cost	$—	$174,382	$1,320

NET ASSETS CONSIST OF:
Paid-In Capital	$17,133,978	$24,770,164	$160,593
Total Distributable Earnings (Loss)	(3,993,627)	(2,680,002)	(21,567)

NET ASSETS	$13,140,351	$22,090,162	$139,026

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies Dividends (Net of Foreign Taxes Withheld of $0, $0, $18 and $11,776, respectively)	—	—	$183	$127,623
Income from Securities Lending	—	—	23	11,114
Expenses Allocated from Affiliated Investment Companies	—	—	(14)	(6,934)

Income Distributions Received from Affiliated Investment Companies	—	—	127	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	319	131,803

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,699, $33,756, $0 and $0, respectively)	$63,909	$340,489	—	—
Income from Securities Lending	1,281	14,026	—	—

Total Fund Investment Income.	65,190	354,515	—	—

Fund Expenses
Investment Management Fees	4,977	37,256	87	23,434
Accounting & Transfer Agent Fees	446	2,583	10	793
Custodian Fees	164	945	1	2
Filing Fees	92	513	12	87
Shareholders’ Reports	103	374	4	262
Directors’/Trustees’ Fees & Expenses	13	76	—	32
Professional Fees	42	241	—	19
Other	50	308	1	(47)

Total Fund Expenses	5,887	42,296	115	24,582

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	438	(72)	—
Fees Paid Indirectly (Note C)	(159)	(346)	—	—

Net Expenses	5,728	42,388	43	24,582

Net Investment Income (Loss)	59,462	312,127	276	107,221

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	535	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(203,690)	(313,749)	—	—
Affiliated Investment Companies Shares Sold	(85)	(212)	(267)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(330)	(102,924)
Futures	3,794	9,948	18	(2,459)
Foreign Currency Transactions	1,086	(1,295)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	(5,291,197)	4,792	—
Affiliated Investment Companies Shares	35	123	(8,886)	—
Transactions Allocated from Affiliated Investment Company	—	—	(2,547)	(2,092,848)
Futures	4,261	29,134	—	3,510
Translation of Foreign Currency-Denominated Amounts	53	128	—	—

Net Realized and Unrealized Gain (Loss)	(947,497)	(5,567,120)	(6,685)	(2,194,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(888,035)	$(5,254,993)	$(6,409)	$(2,087,500)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $826, $82, $2 and $617, respectively)	$7,443	$3,951	$344	$3,827
Income from Securities Lending	437	452	4	702
Expenses Allocated from Affiliated Investment Companies	(324)	(187)	(13)	(360)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,556	4,216	335	4,169

Fund Expenses
Investment Management Fees	1,336	739	56	1,500
Accounting & Transfer Agent Fees	56	37	8	68
Filing Fees	12	10	9	18
Shareholders’ Reports	7	5	4	8
Directors’/Trustees’ Fees & Expenses	2	1	—	2
Professional Fees	—	—	2	1
Other	(2)	(1)	—	(2)

Total Fund Expenses	1,411	791	79	1,595

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(272)	(150)	(26)	(305)

Net Expenses	1,139	641	53	1,290

Net Investment Income (Loss)	6,417	3,575	282	2,879

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	3,391	(3,037)	120	(4,648)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(81,269)	(54,661)	(5,019)	(118,454)

Net Realized and Unrealized Gain (Loss)	(77,878)	(57,698)	(4,899)	(123,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,461)	$(54,123)	$(4,617)	$(120,223)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$393,415	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	393,415	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $15,032, $0, $13,557 and $3,508, respectively)	$112,992	84,245	$169,898	$34,136
Income from Securities Lending	2,280	392	8,450	1,772

Total Fund Investment Income	115,272	84,637	178,348	35,908

Fund Expenses
Investment Management Fees	6,922	8,439	38,487	5,736
Accounting & Transfer Agent Fees	365	569	1,118	279
Custodian Fees	212	16	577	152
Filing Fees	35	118	125	62
Shareholders’ Reports	80	213	259	59
Directors’/Trustees’ Fees & Expenses	15	22	34	7
Professional Fees	50	24	110	24
Other	29	(20)	159	39

Total Fund Expenses	7,708	9,381	40,869	6,358

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4,317)	—	—
Fees Paid Indirectly (Note C)	(255)	—	(670)	(74)

Net Expenses	7,453	5,064	40,199	6,284

Net Investment Income (Loss)	107,819	472,988	138,149	29,624

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(29,028)	64	(274,629)	(27,155)
Affiliated Investment Companies Shares Sold	(48)	28,715	(8)	(13)
Futures	(8,521)	—	6,266	(11,375)
Foreign Currency Transactions	(1,191)	—	(1,171)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,805,520)	(907,120)	(2,553,137)	(468,464)
Affiliated Investment Companies Shares	28	(1,582,969)	(3)	21
Futures	18,327	—	6,261	—
Translation of Foreign Currency-Denominated Amounts	825	—	(840)	31

Net Realized and Unrealized Gain (Loss)	(1,825,128)	(2,459,560)	(2,817,261)	(506,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,717,309)	$(1,986,572)	$(2,679,112)	$(477,326)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $363 and $0, respectively)	—	$3,210	—
Income from Securities Lending	—	59	—
Expenses Allocated from Affiliated Investment Companies	—	(228)	—

Income Distributions Received from Affiliated Investment Companies	—	394	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	3,435	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $906, $0 and $4,234, respectively)	$8,542	—	$39,928
Income from Securities Lending	138	—	1,611

Total Fund Investment Income	8,680	—	41,539

Fund Expenses
Investment Management Fees	903	617	5,524
Accounting & Transfer Agent Fees	82	17	344
Custodian Fees	43	—	332
Filing Fees	84	17	98
Shareholders’ Reports	16	6	69
Directors’/Trustees’ Fees & Expenses	2	1	9
Professional Fees	4	2	44
Other	4	1	45

Total Fund Expenses	1,138	661	6,465

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	25	(178)	—
Fees Paid Indirectly (Note C)	(45)	—	(52)

Net Expenses	1,118	483	6,413

Net Investment Income (Loss)	7,562	2,952	35,126

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	440	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(976)	—	(34,085)
Affiliated Investment Companies Shares Sold	(4)	(985)	(26)
Transactions Allocated from Affiliated Investment Company**	—	(6,089)	—
Futures	1,920	99	7,383
Foreign Currency Transactions	16	—	130
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	(196)	(639,509)
Affiliated Investment Companies Shares	7	(5,416)	21
Transactions Allocated from Affiliated Investment Company	—	(56,877)	—
Futures	(44)	—	1,626
Translation of Foreign Currency-Denominated Amounts	18	—	(50)

Net Realized and Unrealized Gain (Loss)	(68,763)	(69,024)	(664,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(61,201)	$(66,072)	$(629,384)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,025 and $5,494, respectively)	—	$34	$51,534	$49,420
Interest	—	—	52	87
Income from Securities Lending	—	—	1,860	14,438
Expenses Allocated from Affiliated Investment Companies	—	—	(3,763)	(7,356)

Income Distributions Received from Affiliated Investment Companies	$7,416	2,907	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	7,416	2,941	49,683	56,589

Fund Expenses
Investment Management Fees	1,235	517	11,429	18,839
Accounting & Transfer Agent Fees	63	42	281	355
Custodian Fees	—	2	—	—
Filing Fees	29	14	40	35
Shareholders’ Reports	9	9	120	100
Directors’/Trustees’ Fees & Expenses	2	1	15	16
Professional Fees	2	1	6	7
Other	—	(1)	(27)	(25)

Total Fund Expenses	1,340	585	11,864	19,327

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,090)	(394)	(2,823)	(5,924)

Net Expenses	250	191	9,041	13,403

Net Investment Income (Loss)	7,166	2,750	40,642	43,186

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	8,146	4,098	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,872)	(3,752)	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(45,938)	(263,958)
Futures	(122)	(474)	—	—
Forward Currency Contracts	—	1,631	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(106,653)	(49,454)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(788,098)	(898,914)
Futures	—	328	—	—
Forward Currency Contracts	—	264	—	—

Net Realized and Unrealized Gain (Loss)	(107,501)	(47,359)	(834,036)	(1,162,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,335)	$(44,609)	$(793,394)	$(1,119,686)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $22,419, $0 and $0, respectively)	$157,570	—	—
Interest	132	—	—
Income from Securities Lending	5,068	—	—
Expenses Allocated from Affiliated Investment Companies	(11,089)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	151,681	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $32,988 and $120, respectively)	—	$246,435	$1,032
Income from Securities Lending	—	18,489	26

Total Fund Investment Income	—	264,924	1,058

Fund Expenses
Investment Management Fees	38,341	61,137	391
Accounting & Transfer Agent Fees	630	2,222	19
Custodian Fees	—	3,995	34
Shareholder Servicing Fees
Class R2 Shares	33	—	—
Filing Fees	152	340	31
Shareholders’ Reports	193	440	13
Directors’/Trustees’ Fees & Expenses	43	71	—
Professional Fees	26	266	6
Organizational & Offering Costs	—	—	3
Other	(64)	311	2

Total Fund Expenses	39,354	68,782	499

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(14)
Class R2 Shares	(13)	—	—
Institutional Class Shares	(7,880)	—	—
Fees Paid Indirectly (Note C)	—	(880)	(5)

Net Expenses	31,461	67,902	480

Net Investment Income (Loss)	120,220	197,022	578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(1,216,431)	(1,381)
Affiliated Investment Companies Shares Sold	—	(12)	—
Transactions Allocated from Affiliated Investment Company**	(471,449)	—	—
Futures	—	14,395	(258)
Foreign Currency Transactions	—	(20,406)	(42)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,563,614)	(19,423)
Affiliated Investment Companies Shares	—	20	—
Transactions Allocated from Affiliated Investment Company	(2,891,267)	—	—
Futures	—	5,813	(278)
Translation of Foreign Currency-Denominated Amounts	—	(2,601)	1

Net Realized and Unrealized Gain (Loss)	(3,362,716)	(4,782,836)	(21,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,242,496)	$(4,585,814)	$(20,803)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,462	$161,397	$312,127	$913,682	$276	$596
Capital Gain Distributions Received from Investment Securities	—	—	—	—	535	587
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(203,690)	(116,656)	(313,749)	(348,700)	—	—
Affiliated Investment Companies Shares Sold	(85)	(11)	(212)	(2)	(267)	(342)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(330)	(416)
Futures	3,794	815	9,948	12,437	18	7
Foreign Currency Transactions	1,086	(892)	(1,295)	(5,912)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(752,951)	461,700	(5,291,197)	1,567,492	4,792	(357)
Affiliated Investment Companies Shares	35	25	123	111	(8,886)	271
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(2,547)	1,280
Futures	4,261	3,123	29,134	13,424	—	—
Translation of Foreign Currency-Denominated Amounts	53	193	128	1,383	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(888,035)	509,694	(5,254,993)	2,153,915	(6,409)	1,626

Distributions:
Institutional Class Shares	(55,668)	(155,698)	(293,468)	(907,539)	(627)	(308)
Capital Share Transactions (1):
Shares Issued	1,549,157	1,454,715	5,635,900	8,662,646	11,186	16,512
Shares Issued in Lieu of Cash Distributions	51,090	138,823	280,485	864,811	627	308
Shares Redeemed	(1,256,888)	(1,178,465)	(7,309,514)	(7,388,995)	(7,713)	(8,232)

Net Increase (Decrease) from Capital Share Transactions	343,359	415,073	(1,393,129)	2,138,462	4,100	8,588

Total Increase (Decrease) in Net Assets	(600,344)	769,069	(6,941,590)	3,384,838	(2,936)	9,906
Net Assets
Beginning of Period	5,356,475	4,587,406	30,559,427	27,174,589	41,286	31,380

End of Period	$4,756,131	$5,356,475	$23,617,837	$30,559,427	$38,350	$41,286

(1) Shares Issued and Redeemed:
Shares Issued	76,295	68,558	508,411	693,417	1,268	1,564
Shares Issued in Lieu of Cash Distributions	2,427	6,394	21,687	68,976	54	31
Shares Redeemed	(65,676)	(55,298)	(672,632)	(593,959)	(783)	(793)

Net Increase (Decrease) from Shares Issued and Redeemed	13,046	19,654	(142,534)	168,434	539	802

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$107,221	$300,037	$6,417	$11,135	$3,575	$12,680
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(102,924)	313,315	3,391	10,446	(3,037)	5,261
Futures	(2,459)	(626)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,092,848)	135,389	(81,269)	2,052	(54,661)	(501)
Futures	3,510	7,881	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,087,500)	755,996	(71,461)	23,633	(54,123)	17,440

Distributions:
Institutional Class Shares	(479,962)	(857,472)	(23,244)	(39,387)	(14,178)	(11,260)
Capital Share Transactions (1):
Shares Issued	1,814,302	2,921,274	54,105	72,402	50,169	38,624
Shares Issued in Lieu of Cash Distributions	462,717	824,335	23,242	36,290	14,174	10,374
Shares Redeemed	(2,564,557)	(3,550,227)	(119,551)	(75,520)	(40,187)	(60,864)

Net Increase (Decrease) from Capital Share Transactions	(287,538)	195,382	(42,204)	33,172	24,156	(11,866)

Total Increase (Decrease) in Net Assets	(2,855,000)	93,906	(136,909)	17,418	(44,145)	(5,686)
Net Assets
Beginning of Period	12,750,110	12,656,204	640,068	622,650	340,649	346,335

End of Period	$9,895,110	$12,750,110	$503,159	$640,068	$296,504	$340,649

(1) Shares Issued and Redeemed:
Shares Issued	120,670	170,065	2,829	3,098	3,208	1,859
Shares Issued in Lieu of Cash Distributions	24,771	51,059	928	1,637	681	522
Shares Redeemed	(172,075)	(206,414)	(5,027)	(3,248)	(2,064)	(2,869)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,634)	14,710	(1,270)	1,487	1,825	(488)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$282	$866	$2,879	$14,356	$107,819	$228,481
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(29,028)	(121,318)
Affiliated Investment Companies Shares Sold	—	—	—	—	(48)	(4)
Transactions Allocated from Affiliated Investment Company*,**	120	1,418	(4,648)	(1,860)	—	—
Futures	—	—	—	—	(8,521)	1,553
Foreign Currency Transactions	—	—	—	—	(1,191)	221
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,805,520)	1,036,222
Affiliated Investment Companies Shares	—	—	—	—	28	16
Transactions Allocated from Affiliated Investment Company	(5,019)	(372)	(118,454)	38,034	—	—
Futures	—	—	—	—	18,327	1,373
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	825	136

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,617)	1,912	(120,223)	50,530	(1,717,309)	1,146,680

Distributions:
Institutional Class Shares	(2,447)	(1,977)	(3,213)	(33,215)	(717,271)	(302,662)
Capital Share Transactions (1):
Shares Issued	3,084	2,122	70,908	117,898	859,999	913,489
Shares Issued in Lieu of Cash Distributions	2,447	1,763	3,202	31,461	707,587	297,390
Shares Redeemed	(7,083)	(13,631)	(127,904)	(155,220)	(808,620)	(1,199,441)

Net Increase (Decrease) from Capital Share Transactions	(1,552)	(9,746)	(53,794)	(5,861)	758,966	11,438

Total Increase (Decrease) in Net Assets	(8,616)	(9,811)	(177,230)	11,454	(1,675,614)	855,456
Net Assets
Beginning of Period	26,540	36,351	657,105	645,651	6,297,963	5,442,507

End of Period	$17,924	$26,540	$479,875	$657,105	$4,622,349	$6,297,963

(1) Shares Issued and Redeemed:
Shares Issued	133	82	2,828	5,188	215,854	182,042
Shares Issued in Lieu of Cash Distributions	88	75	122	1,395	144,701	64,510
Shares Redeemed	(271)	(553)	(6,320)	(6,632)	(189,780)	(245,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(50)	(396)	(3,370)	(49)	170,775	623

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$472,988	$243,121	$138,149	$325,454	$29,624	$72,736
Capital Gain Distributions Received from Investment Securities	1,750	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	64	73,513	(274,629)	238,307	(27,155)	(25,195)
Affiliated Investment Companies Shares Sold	28,715	37,097	(8)	—	(13)	—
Futures	—	(135)	6,266	1,976	(11,375)	(2,728)
Foreign Currency Transactions	—	—	(1,171)	(1,093)	5	(429)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(907,120)	795,754	(2,553,137)	(233,259)	(468,464)	93,366
Affiliated Investment Companies Shares	(1,582,969)	641,678	(3)	70	21	12
Futures	—	—	6,261	4,434	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(840)	1,343	31	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,986,572)	1,791,028	(2,679,112)	337,232	(477,326)	137,868

Distributions:
Institutional Class Shares	(599,021)	(351,905)	(391,528)	(776,069)	(22,150)	(147,900)
Capital Share Transactions (1):
Shares Issued	1,453,050	1,973,793	1,897,334	3,086,382	1,467,441	1,111,287
Shares Issued in Lieu of Cash Distributions	567,176	335,724	351,119	699,165	21,040	140,703
Shares Redeemed	(1,559,384)	(1,955,553)	(2,787,632)	(3,706,321)	(954,225)	(1,105,041)

Net Increase (Decrease) from Capital Share Transactions	460,842	353,964	(539,179)	79,226	534,256	146,949

Total Increase (Decrease) in Net Assets	(2,124,751)	1,793,087	(3,609,819)	(359,611)	34,780	136,917
Net Assets
Beginning of Period	9,269,011	7,475,924	13,428,084	13,787,695	2,578,134	2,441,217

End of Period	$7,144,260	$9,269,011	$9,818,265	$13,428,084	$2,612,914	$2,578,134

(1) Shares Issued and Redeemed:
Shares Issued	142,846	173,132	131,706	174,997	161,837	101,269
Shares Issued in Lieu of Cash Distributions	49,884	32,690	18,212	41,425	1,731	13,131
Shares Redeemed	(156,742)	(174,212)	(184,811)	(210,444)	(106,472)	(100,463)

Net Increase (Decrease) from Shares Issued and Redeemed	35,988	31,610	(34,893)	5,978	57,096	13,937

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,562	$11,989	$2,952	$8,768
Capital Gain Distributions Received from Investment Securities	—	—	440	766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(976)	(10,724)	—	—
Affiliated Investment Companies Shares Sold	(4)	—	(985)	(802)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(6,089)	(1,780)
Futures	1,920	155	99	(109)
Foreign Currency Transactions	16	(32)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(69,700)	58,944	(196)	384
Affiliated Investment Companies Shares	7	2	(5,416)	95
Transactions Allocated from Affiliated Investment Company	—	—	(56,877)	4,725
Futures	(44)	—	—	—
Translation of Foreign Currency-Denominated Amounts	18	6	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,201)	60,340	(66,072)	12,047

Distributions:
Institutional Class Shares	(5,618)	(11,023)	(2,762)	(13,716)
Capital Share Transactions (1):
Shares Issued	466,760	416,587	38,947	110,720
Shares Issued in Lieu of Cash Distributions	5,616	11,018	2,759	13,703
Shares Redeemed	(127,551)	(85,342)	(64,304)	(61,053)

Net Increase (Decrease) from Capital Share Transactions	344,825	342,263	(22,598)	63,370

Total Increase (Decrease) in Net Assets	278,006	391,580	(91,432)	61,701
Net Assets
Beginning of Period	658,448	266,868	302,369	240,668

End of Period	$936,454	$658,448	$210,937	$302,369

(1) Shares Issued and Redeemed:
Shares Issued	50,008	41,376	4,642	10,308
Shares Issued in Lieu of Cash Distributions	580	1,078	249	1,293
Shares Redeemed	(13,470)	(8,617)	(7,364)	(5,597)

Net Increase (Decrease) from Shares Issued and Redeemed	37,118	33,837	(2,473)	6,004

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,126	$103,743	$7,166	$18,204	$2,750	$9,052
Capital Gain Distributions Received from Investment Securities	—	—	8,146	2,509	4,098	1,971
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(34,085)	(27,918)	—	—	—	—
Affiliated Investment Companies Shares Sold	(26)	—	(8,872)	(5,618)	(3,752)	(4,770)
Futures	7,383	(1,060)	(122)	(62)	(474)	(1,126)
Foreign Currency Transactions	130	(4,961)	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,631	4,438
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(639,509)	222,436	—	—	—	—
Affiliated Investment Companies Shares	21	10	(106,653)	67,131	(49,454)	27,375
Futures	1,626	—	—	—	328	1,674
Translation of Foreign Currency-Denominated Amounts	(50)	116	—	—	—	—
Forward Currency Contracts	—	—	—	—	264	(2,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(629,384)	292,366	(100,335)	82,164	(44,609)	36,528

Distributions:
Institutional Class Shares	(32,315)	(116,666)	(8,691)	(23,511)	(9,635)	(16,864)
Capital Share Transactions (1):
Shares Issued	1,031,029	1,271,493	136,857	192,373	51,080	78,038
Shares Issued in Lieu of Cash Distributions	31,740	113,738	(129,502)	23,302	9,598	16,808
Shares Redeemed	(973,007)	(971,409)	8,325	(136,287)	(87,110)	(141,873)

Net Increase (Decrease) from Capital Share Transactions	89,762	413,822	15,680	79,388	(26,432)	(47,027)

Total Increase (Decrease) in Net Assets	(571,937)	589,522	(93,346)	138,041	(80,676)	(27,363)
Net Assets
Beginning of Period	3,719,313	3,129,791	879,553	741,512	375,832	403,195

End of Period	$3,147,376	$3,719,313	$786,207	$879,553	$295,156	$375,832

(1) Shares Issued and Redeemed:
Shares Issued	111,400	119,518	9,788	12,674	3,459	5,128
Shares Issued in Lieu of Cash Distributions	3,088	10,760	530	1,534	564	1,185
Shares Redeemed	(107,310)	(91,013)	(9,047)	(8,795)	(5,965)	(9,256)

Net Increase (Decrease) from Shares Issued and Redeemed	7,178	39,265	1,271	5,413	(1,942)	(2,943)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,642	$156,390	$43,186	$161,559	$120,220	$442,266
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(1)	—	—	—	—
Transactions Allocated from Affiliated Investment Company*,**	(45,938)	(72,191)	(263,958)	57,552	(471,449)	(172,477)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(788,098)	516,007	(898,914)	568,138	(2,891,267)	477,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,394)	600,205	(1,119,686)	787,249	(3,242,496)	747,690

Distributions:
Class R2 Shares	—	—	—	—	(281)	(687)
Institutional Class Shares	(41,053)	(145,647)	(129,134)	(327,074)	(179,323)	(458,693)

Total Distributions	(41,053)	(145,647)	(129,133)	(327,074)	(179,604)	(459,380)

Capital Share Transactions (1):
Shares Issued	1,327,868	1,392,119	555,662	1,086,305	2,037,120	3,101,990
Shares Issued in Lieu of Cash Distributions	37,989	131,384	122,001	306,500	172,027	437,294
Shares Redeemed	(1,231,193)	(1,403,931)	(1,153,405)	(1,733,527)	(2,837,778)	(3,093,072)

Net Increase (Decrease) from Capital Share Transactions	134,664	119,572	(475,742)	(340,722)	(628,631)	446,212

Total Increase (Decrease) in Net Assets	(699,783)	574,130	(1,724,561)	119,453	(4,050,731)	734,522
Net Assets
Beginning of Period	5,968,318	5,394,188	6,423,859	6,304,406	17,191,082	16,456,560

End of Period	$5,268,535	$5,968,318	$4,699,298	$6,423,859	$13,140,351	$17,191,082

(1) Shares Issued and Redeemed:
Shares Issued	57,211	51,928	32,147	54,991	89,698	111,222
Shares Issued in Lieu of Cash Distributions	1,396	4,954	5,983	16,347	6,058	16,392
Shares Redeemed	(50,631)	(52,162)	(69,184)	(88,031)	(123,142)	(112,571)

Net Increase (Decrease) from Shares Issued and Redeemed	7,976	4,720	(31,054)	(16,693)	(27,386)	15,043

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$197,022	$723,412	$578	$2,379
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,216,431)	(319,383)	(1,381)	1,412
Affiliated Investment Companies Shares Sold	(12)	(3)	—	—
Futures	14,395	14,341	(258)	35
Foreign Currency Transactions	(20,406)	(779)	(42)	(33)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,563,614)	2,502,146	(19,423)	(221)
Affiliated Investment Companies Shares	20	58	—	—
Futures	5,813	13,038	(278)	—
Translation of Foreign Currency-Denominated Amounts	(2,601)	433	1	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,585,814)	2,933,263	(20,803)	3,573

Distributions:
Institutional Class Shares	(211,030)	(730,829)	(3,875)	(64)
Capital Share Transactions (1):
Shares Issued	4,033,512	6,077,361	93,171	128,579
Shares Issued in Lieu of Cash Distributions	199,618	690,137	3,875	64
Shares Redeemed	(5,968,734)	(5,720,081)	(47,702)	(17,792)

Net Increase (Decrease) from Capital Share Transactions	(1,735,604)	1,047,417	49,344	110,851

Total Increase (Decrease) in Net Assets	(6,532,448)	3,249,851	24,666	114,360
Net Assets
Beginning of Period	28,622,610	25,372,759	114,360	—

End of Period	$22,090,162	$28,622,610	$139,026	$114,360

(1) Shares Issued and Redeemed:
Shares Issued	220,313	303,000	11,415	12,691
Shares Issued in Lieu of Cash Distributions	10,178	34,717	366	6
Shares Redeemed	(340,676)	(286,918)	(5,632)	(1,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(110,185)	50,799	6,149	10,968

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$21.29	$23.52	$19.52	$20.36	$21.59	$13.19		$12.65	$14.23	$11.58	$11.69	$12.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.70	0.66	0.58	0.57	0.58	0.14		0.41	0.38	0.34	0.32	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.63)		1.47	(2.25)	4.00	(0.86)	(1.24)	(2.34)		0.53	(1.60)	2.63	(0.15)	(0.45)

Total from Investment Operations	(3.38)		2.17	(1.59)	4.58	(0.29)	(0.66)	(2.20)		0.94	(1.22)	2.97	0.17	(0.13)

Less Distributions:
Net Investment Income	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Total Distributions	(0.24)		(0.68)	(0.64)	(0.58)	(0.55)	(0.57)	(0.13)		(0.40)	(0.36)	(0.32)	(0.28)	(0.33)

Net Asset Value, End of Period	$19.16		$22.78	$21.29	$23.52	$19.52	$20.36	$10.86		$13.19	$12.65	$14.23	$11.58	$11.69

Total Return	(14.95	%)(B)	10.38%	(6.97%)	23.79%	(1.30%)	(3.10%)	(16.85	%)(B)	7.67%	(8.79%)	26.02%	1.62%	(1.10%)

Net Assets, End of Period (thousands)	$4,756,131		$5,356,475	$4,587,406	$4,723,090	$3,527,775	$3,150,334	$23,617,837		$30,559,427	$27,174,589	$25,443,968	$16,983,011	$14,420,568
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.29%	0.30%	0.30%	0.38%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.25%	0.28%	0.29%	0.30	%(C)	0.31%	0.30%	0.32%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.32	%(C)	3.22%	2.78%	2.72%	2.95%	2.71%	2.19	%(C)	3.21%	2.67%	2.62%	2.83%	2.63%
Portfolio Turnover Rate	7	%(B)	7%	8%	10%	10%	10%	2	%(B)	6%	4%	6%	2%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$11.07		$10.73	$11.53	$10.00		$18.21		$18.46	$21.52	$17.78	$17.78	$18.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.18	0.19	0.14		0.15		0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.98)		0.27	(0.75)	1.39		(2.98)		0.58	(2.41)	4.13	0.48	0.12

Total from Investment Operations	(1.91)		0.45	(0.56)	1.53		(2.83)		1.01	(1.95)	4.54	0.91	0.53

Less Distributions:
Net Investment Income	(0.17)		(0.11)	(0.17)	—		(0.29)		(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	—		—	(0.07)	—		(0.40)		(0.82)	(0.67)	(0.46)	(0.40)	(0.57)

Total Distributions	(0.17)		(0.11)	(0.24)	—		(0.69)		(1.26)	(1.11)	(0.80)	(0.91)	(0.99)

Net Asset Value, End of Period	$8.99		$11.07	$10.73	$11.53		$14.69		$18.21	$18.46	$21.52	$17.78	$17.78

Total Return	(17.59	%)(B)	4.29%	(5.02%)	15.30	%(B)	(16.35	%)(B)	6.44%	(9.54%)	26.54%	5.43%	3.30%

Net Assets, End of Period (thousands)	$38,350		$41,286	$31,380	$15,021		$9,895,110		$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average Net Assets *(D)	0.48	%(C)	0.49%	0.49%	0.42	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(D)	0.85	%(C)	0.93%	0.90%	1.14	%(C)(E)	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.40	%(C)	1.69%	1.58%	1.74	%(C)(E)	1.80	%(C)	2.44%	2.18%	2.14%	2.47%	2.30%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(C)	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.89		$25.70	$28.56	$23.01	$20.46	$19.15	$21.11		$20.83	$23.71	$21.27	$19.06	$22.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.45	0.43	0.37	0.32	0.25	0.23		0.77	0.84	0.74	0.71	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.59)		0.37	(2.59)	5.61	2.51	1.36	(3.87)		0.19	(2.76)	2.45	2.24	(3.51)

Total from Investment Operations	(3.32)		0.82	(2.16)	5.98	2.83	1.61	(3.64)		0.96	(1.92)	3.19	2.95	(2.76)

Less Distributions:
Net Investment Income	(0.61)		(0.28)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)
Net Realized Gains	(0.38)		(1.35)	—	—	—	—	—		—	—	—	—	—

Total Distributions	(0.99)		(1.63)	(0.70)	(0.43)	(0.28)	(0.30)	(0.96)		(0.68)	(0.96)	(0.75)	(0.74)	(106)

Net Asset Value, End of Period	$20.58		$24.89	$25.70	$28.56	$23.01	$20.46	$16.51		$21.11	$20.83	$23.71	$21.27	$19.06

Total Return	(14.05	%)(B)	4.01%	(7.82%)	26.56%	14.04%	8.62%	(18.17	%)(B)	4.81%	(8.51%)	15.70%	16.18%	(12.19%)

Net Assets, End of Period (thousands)	$503,159		$640,068	$622,650	$647,978	$509,413	$463,997	$296,504		$340,649	$346,335	$332,153	$251,575	$200,270
Ratio of Expenses to Average Net Assets (D)	0.54	%(C)	0.55%	0.53%	0.54%	0.54%	0.54%	0.55	%(C)	0.57%	0.54%	0.54%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.64	%(C)	0.65%	0.63%	0.64%	0.64%	0.57%	0.65	%(C)	0.67%	0.64%	0.64%	0.64%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	1.91%	1.49%	1.50%	1.57%	1.27%	2.38	%(C)	3.65%	3.57%	3.41%	3.57%	3.67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.85		$26.95	$32.67	$27.21	$35.50	$35.92	$24.84		$24.37	$28.24	$21.48	$20.74	$19.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.76	0.85	0.87	1.18	1.06	0.11		0.55	0.61	0.45	0.43	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.38)		1.68	(3.65)	6.67	(6.55)	1.95	(4.03)		1.23	(3.68)	6.73	0.72	1.38

Total from Investment Operations	(5.07)		2.44	(2.80)	7.54	(5.37)	3.01	(3.92)		1.78	(3.07)	7.18	1.15	1.81

Less Distributions:
Net Investment Income	(0.68)		(0.47)	(0.79)	(0.93)	(1.29)	(1.05)	(0.13)		(0.51)	(0.59)	(0.42)	(0.41)	(0.41)
Net Realized Gains	(2.25)		(1.07)	(2.13)	(1.15)	(1.63)	(2.38)	—		(0.80)	(0.21)	—	—	—

Total Distributions	(2.93)		(1.54)	(2.92)	(2.08)	(2.92)	(3.43)	(0.13)		(1.31)	(0.80)	(0.42)	(0.41)	(0.41)

Net Asset Value, End of Period	$19.85		$27.85	$26.95	$32.67	$27.21	$35.50	$20.79		$24.84	$24.37	$28.24	$21.48	$20.74

Total Return	(21.22	%)(B)	10.14%	(9.34%)	29.28%	(16.20%)	9.43%	(15.90	%)(B)	7.94%	(11.14%)	33.68%	5.70%	9.37%

Net Assets, End of Period (thousands)	$17,924		$26,540	$36,351	$45,177	$32,323	$35,637	$479,875		$657,105	$645,651	$592,347	$292,117	$278,024
Ratio of Expenses to Average Net Assets (D)	0.58	%(C)	0.59%	0.58%	0.59%	0.59%	0.58%	0.54	%(C)	0.56%	0.54%	0.56%	0.54%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (D)	0.81	%(C)	0.82%	0.68%	0.71%	0.71%	0.62%	0.64	%(C)	0.66%	0.64%	0.66%	0.64%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	2.92%	2.75%	2.93%	3.87%	2.99%	0.94	%(C)	2.30%	2.16%	1.78%	2.08%	2.09%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.61		$4.85	$5.07	$5.23	$5.27	$5.63	$12.71		$10.71		$10.90		$10.84		$10.59		$10.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.22	0.21	0.20	0.19	0.62		0.34	**	0.48		0.43		0.27		0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.49)		0.83	(0.22)	0.04	(0.15)	(0.22)	(3.18)		2.16	**	(0.26)		0.15		0.23		(0.09)

Total from Investment Operations	(1.40)		1.03	—	0.25	0.05	(0.03)	(2.56)		2.50		0.22		0.58		0.50		0.35

Less Distributions:
Net Investment Income	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.70)		(0.50)		(0.34)		(0.49)		(0.25)		(0.39)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(—)		(0.07)		(0.03)		—		—

Total Distributions	(0.64)		(0.27)	(0.22)	(0.41)	(0.09)	(0.33)	(0.82)		(0.50)		(0.41)		(0.52)		(0.25)		(0.39)

Net Asset Value, End of Period	$3.57		$5.61	$4.85	$5.07	$5.23	$5.27	$9.33		$12.71		$10.71		$10.90		$10.84		$10.59

Total Return	(28.01	%)(B)	22.54%	(0.24%)	5.46%	1.05%	(0.37%)	(21.30	%)(B)	24.55%		1.91%		5.82%		4.87%		3.44%

Net Assets, End of Period (thousands)	$4,622,349		$6,297,963	$5,442,507	$5,497,753	$4,181,623	$3,540,092	$7,144,260		$9,269,011		$7,475,924		$6,753,782		$4,888,955		$4,059,916
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.28%	0.28%	0.28%	0.32%	0.24	%(C)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.24	%(F)	0.27	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.28	%(C)	0.28%	0.28%	0.28%	0.28%	0.32%	0.34	%(C)	0.35	%(F)	0.35	%(F)	0.37	%(F)	0.38	%(F)	0.45	%(F)
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	4.01%	4.27%	4.19%	3.71%	3.64%	11.21	%(C)	2.95	%**	4.42%		4.03%		2.45%		4.16%
Portfolio Turnover Rate	6	%(B)	8%	5%	1%	1%	2%	0	%(B)	0%		3%		2%		2%		1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.12	%(C)	0.13%		0.13%		0.15%		0.16%		0.22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.58		$19.24	$23.51	$19.31	$19.44	$19.55	$11.62		$11.74	$13.33	$10.78	$10.76	$11.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.45	0.47	0.39	0.44	0.38	0.12		0.33	0.32	0.28	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.95)		(0.01)	(3.44)	4.72	0.29	0.22	(2.27)		0.24	(1.56)	2.57	0.05	(0.41)

Total from Investment Operations	(3.76)		0.44	(2.97)	5.11	0.73	0.60	(2.15)		0.57	(1.24)	2.85	0.33	(0.13)

Less Distributions:
Net Investment Income	(0.26)		(0.48)	(0.56)	(0.29)	(0.58)	(0.37)	(0.10)		(0.34)	(0.30)	(0.28)	(0.27)	(0.27)
Net Realized Gains	(0.29)		(0.62)	(0.74)	(0.62)	(0.28)	(0.34)	—		(0.35)	(0.05)	(0.02)	(0.04)	(0.10)

Total Distributions	(0.55)		(1.10)	(1.30)	(0.91)	(0.86)	(0.71)	(0.10)		(0.69)	(0.35)	(0.30)	(0.31)	(0.37)

Net Asset Value, End of Period	$14.27		$18.58	$19.24	$23.51	$19.31	$19.44	$9.37		$11.62	$11.74	$13.33	$10.78	$10.76

Total Return	(21.00	%)(B)	2.94%	(13.37%)	27.49%	4.09%	3.31%	(18.70	%)(B)	5.49%	(9.52%)	26.83%	3.21%	(1.14%)

Net Assets, End of Period (thousands)	$9,818,265		$13,428,084	$13,787,695	$16,162,471	$13,009,729	$12,577,575	$2,612,914		$2,578,134	$2,441,217	$2,529,852	$1,856,474	$1,594,914
Ratio of Expenses to Average Net Assets	0.66	%(C)	0.68%	0.68%	0.68%	0.68%	0.69%	0.48	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.68	%(C)	0.69%	0.68%	0.68%	0.68%	0.69%	0.49	%(C)	0.50%	0.48%	0.49%	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.28	%(C)	2.48%	2.10%	1.85%	2.38%	1.94%	2.27	%(C)	2.94%	2.40%	2.36%	2.73%	2.50%
Portfolio Turnover Rate	6	%(B)	18%	23%	21%	19%	18%	9	%(B)	17%	12%	5%	4%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$10.74		$9.71	$10.68	$10.00		$10.97		$11.16		$12.71	$10.31	$10.28	$11.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.27	0.26	0.08		0.11		0.35		0.34	0.31	0.31	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		1.00	(1.01)	0.66		(2.57)		0.04		(1.48)	2.33	0.03	(1.18)

Total from Investment Operations	(1.15)		1.27	(0.75)	0.74		(2.46)		0.39		(1.14)	2.64	0.34	(0.88)

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.35)		(0.41)	(0.24)	(0.31)	(0.27)
Net Realized Gains	—		—	—	—		—		(0.23)		—	—	—	—

Total Distributions	(0.08)		(0.24)	(0.22)	(0.06)		(0.10)		(0.58)		(0.41)	(0.24)	(0.31)	(0.27)

Net Asset Value, End of Period	$9.51		$10.74	$9.71	$10.68		$8.41		$10.97		$11.16	$12.71	$10.31	$10.28

Total Return	(10.76	%)(B)	13.19%	(7.20%)	7.38	%(B)	(22.62	%)(B)	3.75%		(9.22%)	25.97%	3.54%	(7.77%)

Net Assets, End of Period (thousands)	$936,454		$658,448	$266,868	$67,793		$210,937		$302,369		$240,668	$246,551	$188,154	$155,301
Ratio of Expenses to Average Net Assets *	0.31	%(C)	0.33%	0.35%	0.31	%(C)(E)	0.60	%(C)	0.54	%(F)	0.52%	0.52%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) *	0.32	%(C)	0.34%	0.35%	0.65	%(C)(E)	0.73	%(C)	0.76	%(F)	0.74%	0.75%	0.76%	0.75%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.69%	2.41%	1.76	%(C)(E)	2.20	%(C)	3.25%		2.72%	2.69%	3.20%	2.69%
Portfolio Turnover Rate	1	%(B)	9%	9%	2	%(B)	N/A		N/A		N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A		0.24	%(C)	0.24%		0.24%	0.25%	0.26%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$10.65	$12.15	$9.93	$9.83	$10.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.33	0.31	0.27	0.26	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		0.56	(1.52)	2.21	0.08	(0.72)

Total from Investment Operations	(1.82)		0.89	(1.21)	2.48	0.34	(0.46)

Less Distributions:
Net Investment Income	(0.10)		(0.32)	(0.29)	(0.26)	(0.24)	(0.20)
Net Realized Gains	—		(0.05)	—	—	—	—

Total Distributions	(0.10)		(0.37)	(0.29)	(0.26)	(0.24)	(0.20)

Net Asset Value, End of Period	$9.25		$11.17	$10.65	$12.15	$9.93	$9.83

Total Return	(16.42	%)(B)	8.64%	(10.22%)	25.33%	3.58%	(4.50%)

Net Assets, End of Period (thousands)	$3,147,376		$3,719,313	$3,129,791	$2,805,367	$1,656,445	$1,170,828
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.37%	0.39%	0.40%	0.47%	0.47	%(F)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.36	%(C)	0.38%	0.37%	0.40%	0.47%	0.52	%(F)
Ratio of Net Investment Income to Average Net Assets	1.98	%(C)	3.02%	2.56%	2.48%	2.67%	2.54%
Portfolio Turnover Rate	7	%(B)	8%	4%	4%	1%	1%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	0.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.42		$15.40	$16.06	$13.14	$12.94	$13.33	$16.54		$15.71	$16.52	$13.67	$13.50	$14.20

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.35	0.31	0.29	0.27	0.26	0.12		0.35	0.31	0.29	0.26	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.05)		1.13	(0.64)	2.98	0.20	(0.35)	(2.02)		1.12	(0.66)	2.98	0.30	(0.34)

Total from Investment Operations	(1.92)		1.48	(0.33)	3.27	0.47	(0.09)	(1.90)		1.47	(0.35)	3.27	0.56	(0.07)

Less Distributions:
Net Investment Income	(0.13)		(0.35)	(0.30)	(0.30)	(0.26)	(0.26)	(0.43)		(0.44)	(0.27)	(0.30)	(0.35)	(0.42)
Net Realized Gains	(0.03)		(0.11)	(0.03)	(0.05)	(0.01)	(0.04)	—		(0.20)	(0.19)	(0.12)	(0.04)	(0.21)

Total Distributions	(0.16)		(0.46)	(0.33)	(0.35)	(0.27)	(0.30)	(0.43)		(0.64)	(0.46)	(0.42)	(0.39)	(0.63)

Net Asset Value, End of Period	$14.34		$16.42	$15.40	$16.06	$13.14	$12.94	$14.21		$16.54	$15.71	$16.52	$13.67	$13.50

Total Return	(11.77	%)(B)	9.94%	(2.16%)	25.14%	3.73%	(0.61%)	(11.93	%)(B)	10.10%	(2.28%)	24.54%	4.32%	(0.34%)

Net Assets, End of Period (thousands)	$786,207		$879,553	$741,512	$546,891	$370,229	$202,655	$295,156		$375,832	$403,195	$402,204	$289,904	$245,106
Ratio of Expenses to Average Net Assets *	0.32	%(C)	0.33%	0.35%	0.35%	0.35%	0.35%	0.40	%(C)	0.37%	0.34%	0.35%	0.35%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(F)	0.58	%(C)	0.60%	0.59%	0.60%	0.64%	0.65%	0.62	%(C)	0.63%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.69	%(C)	2.23%	1.89%	1.95%	2.14%	1.95%	1.57	%(C)	2.25%	1.87%	1.90%	2.03%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.26	%(C)	0.27%	0.27%	0.28%	0.31%	0.32%	0.29	%(C)	0.30%	0.29%	0.29%	0.32%	0.33%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.56		$25.46	$29.55	$24.12	$22.17	$26.64	$20.07		$18.72	$23.49	$20.39	$18.51	$21.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.73	0.61	0.49	0.45	0.49	0.14		0.48	0.53	0.49	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.10)		2.05	(4.14)	5.43	1.95	(4.54)	(3.58)		1.87	(4.22)	3.58	2.04	(2.53)

Total from Investment Operations	(3.91)		2.78	(3.53)	5.92	2.40	(4.05)	(3.44)		2.35	(3.69)	4.07	2.49	(2.10)

Less Distributions:
Net Investment Income	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.27)		(0.46)	(0.53)	(0.51)	(0.47)	(0.41)
Net Realized Gains	—		—	—	—	—	—	(0.13)		(0.54)	(0.55)	(0.46)	(0.14)	(0.40)

Total Distributions	(0.19)		(0.68)	(0.56)	(0.49)	(0.45)	(0.42)	(0.40)		(1.00)	(1.08)	(0.97)	(0.61)	(0.81)

Net Asset Value, End of Period	$23.46		$27.56	$25.46	$29.55	$24.12	$22.17	$16.23		$20.07	$18.72	$23.49	$20.39	$18.51

Total Return	(14.27	%)(B)	11.06%	(12.14%)	24.83%	11.01%	(15.24%)	(17.52	%)(B)	12.96%	(16.45%)	21.00%	13.96%	(9.88%)

Net Assets, End of Period (thousands)	$5,268,535		$5,968,318	$5,394,188	$6,632,914	$4,915,400	$4,321,530	$4,699,298		$6,423,859	$6,304,406	$7,249,717	$5,459,509	$4,845,174
Ratio of Expenses to Average Net Assets	0.46	%(C)	0.48%	0.47%	0.50%	0.56%	0.57%	0.71	%(C)	0.72%	0.70%	0.73%	0.72%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.56	%(C)	0.58%	0.57%	0.60%	0.66%	0.60%	0.91	%(C)	0.92%	0.90%	0.93%	0.92%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.44	%(C)	2.70%	2.08%	1.88%	2.04%	1.97%	1.46	%(C)	2.44%	2.31%	2.32%	2.43%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.16		$26.64	$30.13	$24.71	$22.18	$27.79

Income from Investment Operations(A)
Net Investment Income (Loss)	0.16		0.63	0.63	0.31	0.46	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.36)		0.56	(3.48)	5.60	2.75	(5.61)

Total from Investment Operations	(5.20)		1.19	(2.85)	5.91	3.21	(5.12)

Less Distributions:
Net Investment Income	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Total Distributions	(0.27)		(0.67)	(0.64)	(0.49)	(0.68)	(0.49)

Net Asset Value, End of Period	$21.69		$27.16	$26.64	$30.13	$24.71	$22.18

Total Return	(19.38	%)(B)	4.57%	(9.66%)	24.11%	14.98%	(18.49%)

Net Assets, End of Period (thousands)	$22,686		$29,146	$25,150	$31,198	$97,923	$74,076
Ratio of Expenses to Average Net Assets (F)	0.80	%(C)	0.81%	0.80%	0.81%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly) (F)	0.90	%(C)	0.91%	0.90%	0.91%	0.91%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	2.29%	2.07%	1.19%	2.08%	1.93%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$27.34		$26.81	$30.32	$24.84	$22.22	$27.81

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.19		0.70	0.73	0.61	0.51	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.39)		0.57	(3.53)	5.40	2.77	(5.60)

Total from Investment Operations	(5.20)		1.27	(2.80)	6.01	3.28	(5.06)

Less Distributions:
Net Investment Income	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Total Distributions	(0.29)		(0.74)	(0.71)	(0.53)	(0.66)	(0.53)

Net Asset Value, End of Period	$21.85		$27.34	$26.81	$30.32	$24.84	$22.22

Total Return	(19.27	%)(B)	4.83%	(9.45%)	24.41%	15.23%	(18.27%)

Net Assets, End of Period (thousands)	$13,117,665		$17,161,936	$16,431,410	$19,383,230	$16,304,321	$14,834,888
Ratio of Expenses to Average Net Assets (F)	0.55	%(C)	0.56%	0.54%	0.57%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.65	%(C)	0.66%	0.64%	0.67%	0.66%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.52	%(C)	2.54%	2.37%	2.23%	2.31%	2.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio

	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.59		$18.95	$22.38	$18.40	$16.81	$20.08	$10.43		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.53	0.50	0.42	0.37	0.39	0.05		0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		1.64	(3.47)	3.95	1.59	(3.29)	(2.02)		0.20

Total from Investment Operations	(3.18)		2.17	(2.97)	4.37	1.96	(2.90)	(1.97)		0.44

Less Distributions:
Net Investment Income	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.23)		(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.11)		—

Total Distributions	(0.15)		(0.53)	(0.46)	(0.39)	(0.37)	(0.37)	(0.34)		(0.01)

Net Asset Value, End of Period	$17.26		$20.59	$18.95	$22.38	$18.40	$16.81	$8.12		$10.43

Total Return	(15.51	%)(B)	11.61%	(13.48%)	24.02%	11.87%	(14.49%)	(19.63	%)(B)	4.38	%(B)

Net Assets, End of Period (thousands)	$22,090,162		$28,622,610	$25,372,759	$27,085,722	$18,712,966	$14,856,878	$139,026		$114,360
Ratio of Expenses to Average Net Assets	0.51	%(C)	0.52%	0.52%	0.55%	0.61%	0.62%	0.84	%(C)	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.51	%(C)	0.53%	0.52%	0.56%	0.61%	0.62%	0.87	%(C)	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.47	%(C)	2.62%	2.25%	2.08%	2.20%	2.06%	1.01	%(C)	2.30	%(C)(E)
Portfolio Turnover Rate	9	%(B)	4%	4%	4%	3%	5%	22	%(B)	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2020, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
Japanese Small Company Portfolio	The Japanese Small Company Series	17%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	23%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	—
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
International Small Company Portfolio	The Continental Small Company Series	89%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	77%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

100

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/20
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	10%
	DFA International Real Estate Securities Portfolio	54%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

101

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

102

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U. S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

103

following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.19%*
International Core Equity Portfolio	0.26%*
Global Small Company Portfolio	0.44%*
International Small Company Portfolio	0.39%*
Japanese Small Company Portfolio	0.49%*
Asia Pacific Small Company Portfolio	0.49%*
United Kingdom Small Company Portfolio	0.49%*
Continental Small Company Portfolio	0.49%*
DFA International Real Estate Securities Portfolio	0.25%*
DFA Global Real Estate Securities Portfolio	0.20%

104

DFA International Small Cap Value Portfolio	0.64%*
International Vector Equity Portfolio	0.44%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.46%*
World ex U.S. Core Equity Portfolio	0.31%*
World Core Equity Portfolio	0.29%*
Selectively Hedged Global Equity Portfolio	0.29%*
Emerging Markets Portfolio	0.40%*
Emerging Markets Small Cap Portfolio	0.64%*
Emerging Markets Value Portfolio	0.49%*
Emerging Markets Core Equity Portfolio	0.46%*
Emerging Markets Targeted Value Portfolio	0.68%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2020	February 28, 2020
Large Cap International Portfolio	0.20%	0.18%
International Core Equity Portfolio	0.27%	0.24%
Global Small Company Portfolio	0.45%	0.43%
International Small Company Portfolio	0.40%	0.38%
Japanese Small Company Portfolio	0.50%	0.47%
Asia Pacific Small Company Portfolio	0.50%	0.47%
United Kingdom Small Company Portfolio	0.50%	0.47%
Continental Small Company Portfolio	0.50%	0.47%
DFA International Real Estate Securities Portfolio	0.25%	0.24%
DFA International Small Cap Value Portfolio	0.65%	0.60%
International Vector Equity Portfolio	0.45%	0.42%
World ex U.S. Value Portfolio	0.47%	0.43%
World ex U.S. Core Equity Portfolio	0.32%	0.29%
World Core Equity Portfolio	0.30%	0.27%
Selectively Hedged Global Equity Portfolio	0.30%	0.28%
Emerging Markets Portfolio	0.42%	0.37%
Emerging Markets Small Cap Portfolio	0.65%	0.60%
Emerging Markets Value Portfolio	0.50%	0.45%
Emerging Markets Core Equity Portfolio	0.47%	0.42%
Emerging Markets Targeted Value Portfolio	0.70%	0.65%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the

105

expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$933	$(438)	$4,081
Global Small Company Portfolio (2)	0.47%	—	—	72	383
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.47%	—	272	11
Asia Pacific Small Company Portfolio (4)	0.47%	0.47%	—	150	6
United Kingdom Small Company Portfolio (4)	0.47%	0.47%	2	26	66
Continental Small Company Portfolio (4)	0.47%	0.47%	—	305	12
DFA International Real Estate Securities Portfolio (5)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (6)	0.24%	—	95	4,317	25,976
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	25	(25)	—
World ex U.S. Value Portfolio (7)	0.60%	0.43%	108	178	—
World ex U.S. Core Equity Portfolio (8)	0.39%	—	—	—	—
World Core Equity Portfolio (9)	0.32%	0.27%	16	1,090	443
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.28%	120	394	1
Emerging Markets Portfolio (11)	0.49%	0.37%	23	2,823	23

106

				Net Waived Fees/
				Expenses Assumed	Previously
			Recovery	(Recovered	Waived Fees/
	Expense	Total	of Previously	Previously Waived	Expenses Assumed
	Limitation	Management	Waived Fees/	Fees/Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed)	Recovery
Emerging Markets Small Cap Portfolio (12)	—	0.60%	—	$5,924	—
Emerging Markets Value Portfolio (12)	—	0.45%	—	7,880	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$4	14	$120

Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.45%	—	13	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

(4)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

(5)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio’s average net assets on an annualized basis.

(6)

Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio’s average net assets on an annualized basis.

107

(7)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.43% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(8)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.28% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.37% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

108

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$159
International Core Equity Portfolio	346
DFA International Real Estate Securities Portfolio	255
DFA International Small Cap Value Portfolio	670
International Vector Equity Portfolio	74
International High Relative Profitability Portfolio	45
World ex U.S. Core Equity Portfolio	52
Emerging Markets Core Equity Portfolio	880
Emerging Markets Targeted Value Portfolio	5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$80
International Core Equity Portfolio	264
Global Small Company Portfolio	(—)
International Small Company Portfolio	270
Japanese Small Company Portfolio	11
Asia Pacific Small Company Portfolio	7
United Kingdom Small Company Portfolio	2
Continental Small Company Portfolio	6
DFA International Real Estate Securities Portfolio	61
DFA Global Real Estate Securities Portfolio	43
DFA International Small Cap Value Portfolio	399
International Vector Equity Portfolio	23
International High Relative Profitability Portfolio	(5)
World ex U.S. Value Portfolio	2
World ex U.S. Core Equity Portfolio	3
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	3
Emerging Markets Portfolio	119
Emerging Markets Small Cap Portfolio	107
Emerging Markets Value Portfolio	510
Emerging Markets Core Equity Portfolio	281
Emerging Markets Targeted Value Portfolio	(1)

109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$688,465	$374,604
International Core Equity Portfolio	$605,190	$2,018,438
DFA International Real Estate Securities Portfolio	$468,692	$317,471
DFA Global Real Estate Securities Portfolio	$110,774	$368
DFA International Small Cap Value Portfolio	$684,349	$1,323,103
International Vector Equity Portfolio	$761,381	$225,718
International High Relative Profitability Portfolio	$334,569	$4,532
World ex U.S. Core Equity Portfolio	$301,975	$238,437
Emerging Markets Core Equity Portfolio	$2,235,215	$4,077,984
Emerging Markets Targeted Value Portfolio	$54,854	$25,584

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

Total	$181,249	$877,088	$803,134	$(85)	$35	$255,153	22,051	$3,475	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Total	$1,353,511	$2,861,607	$2,876,434	$(212)	$123	$1,338,595	115,685	$26,349	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

Total	$22,484	$5,800	$2,053	$(267)	$(4,094)	$21,870	817	$127	$535

110

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

Total	$186,393	$1,152,414	$1,146,440	$(48)	$28	$192,347	16,623	$3,058	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,297,599	$634,754	$162,200	$(17,260)	$(1,274,222)	$2,478,671	694,306	$375,229	—
DFA Real Estate Securities Portfolio	1,315,269	—	232,050	46,004	(308,752)	820,471	24,068	18,186	$1,750
The DFA Short Term Investment Fund	111,152	631,682	659,156	(29)	5	83,654	7,230	1,997	—

Total	$4,724,020	$1,266,436	$1,053,406	$28,715	$(1,582,969)	$3,382,796	725,604	$395,412	$1,750

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

Total	$793,359	$753,463	$1,097,965	$(8)	$(3)	$448,846	38,791	$13,336	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

Total	$132,707	$261,899	$212,009	$(13)	$21	$182,605	15,781	$2,552	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

Total	$25,970	$161,641	$138,679	$(4)	$7	$48,935	4,229	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

Total	$29,086	$1,026	$5,313	$(985)	$(5,612)	$18,202	1,276	$394	$440

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

Total	$109,135	$286,129	$252,045	$(26)	$21	$143,214	12,377	$2,342	—

111

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$480,857	$46,744	$34,386	$(3,834)	$(43,561)	$445,820	20,118	$3,751	$8,146
International Core Equity Portfolio	298,575	22,442	19,416	(3,917)	(47,940)	249,744	22,997	2,897	—
Emerging Markets Core Equity Portfolio	100,081	14,308	6,376	(1,121)	(15,152)	91,740	5,315	768	—

Total	$879,513	$83,494	$60,178	$(8,872)	$(106,653)	$787,304	48,430	$7,416	$8,146

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$186,668	$12,934	$25,289	$(447)	$(21,887)	$151,979	7,618	$1,299	$4,098
International Core Equity Portfolio	119,342	5,886	18,033	(2,095)	(18,378)	86,722	7,985	1,130	—
Emerging Markets Core Equity Portfolio	64,065	6,114	7,383	(1,210)	(9,189)	52,397	3,036	478	—

Total	$370,075	$24,934	$50,705	$(3,752)	$(49,454)	$291,098	18,639	$2,907	$4,098

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Total	$673,477	$1,210,755	$1,443,116	$(12)	$20	$441,124	38,123	$13,584	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$659	$8,251	$8,409	—	—	$501	43	—	—

Total	$659	$8,251	$8,409	—	—	$501	43	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

112

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
Large Cap International Portfolio
2018	$132,270	—	—	$132,270
2019	155,698	—	—	155,698
International Core Equity Portfolio
2018	711,406	—	—	711,406
2019	907,539	—	—	907,539
Global Small Company Portfolio
2018	269	$81	—	350
2019	308	—	—	308
International Small Company Portfolio
2018	335,310	375,728	—	711,038
2019	339,853	517,619	—	857,472
Japanese Small Company Portfolio
2018	15,937	—	—	15,937
2019	6,623	32,764	—	39,387
Asia Pacific Small Company Portfolio
2018	13,370	—	—	13,370
2019	11,260	—	—	11,260
United Kingdom Small Company Portfolio
2018	1,616	2,308	—	3,924
2019	540	1,437	—	1,977
Continental Small Company Portfolio
2018	15,452	4,962	—	20,414
2019	14,187	19,027	—	33,214
DFA International Real Estate Securities Portfolio
2018	241,977	—	—	241,977
2019	302,662	—	—	302,662
DFA Global Real Estate Securities Portfolio
2018	212,543	42,954	—	255,497
2019	311,682	40,223	—	351,905
DFA International Small Cap Value Portfolio
2018	418,957	477,828	—	896,785
2019	346,113	429,956	—	776,069
International Vector Equity Portfolio
2018	59,115	10,130	—	69,245
2019	75,474	72,426	—	147,900
International High Relative Profitability Portfolio
2018	3,960	—	—	3,960
2019	11,023	—	—	11,023
World ex U.S. Value Portfolio
2018	8,118	—	—	8,118
2019	8,654	5,062	—	13,716

113

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Core Equity Portfolio
2018	$75,944	—	—	$75,944
2019	100,766	$15,900	—	116,666
World Core Equity Portfolio
2018	13,426	1,076	—	14,502
2019	18,739	4,773	—	23,512
Selectively Hedged Global Equity Portfolio
2018	8,085	3,086	—	11,171
2019	12,345	4,519	—	16,864
Emerging Markets Portfolio
2018	115,293	—	—	115,293
2019	145,647	—	—	145,647
Emerging Markets Small Cap Portfolio
2018	194,789	145,194	—	339,983
2019	153,182	173,892	—	327,074
Emerging Markets Value Portfolio
2018	439,431	—	—	439,431
2019	459,380	—	—	459,380
Emerging Markets Core Equity Portfolio
2018	593,704	—	—	593,704
2019	730,829	—	—	730,829
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64

Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Large Cap International Portfolio	$(5,785)	—	$(5,785)
International Core Equity Portfolio	(39,526)	—	(39,526)
Global Small Company Portfolio	(33)	—	(33)
International Small Company Portfolio	(34,708)	$(23,004)	(57,712)
Japanese Small Company Portfolio	(472)	—	(472)
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(117)	(435)	(552)
Continental Small Company Portfolio	(722)	—	(722)
DFA International Real Estate Securities Portfolio	(38,031)	—	(38,031)
DFA Global Real Estate Securities Portfolio	(8,808)	—	(8,808)
DFA International Small Cap Value Portfolio	(36,899)	(12,688)	(49,587)
International Vector Equity Portfolio	(5,646)	—	(5,646)

114

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International High Relative Profitability Portfolio	$(390)	—	$(390)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(5,265)	—	(5,265)
World Core Equity Portfolio	(77)	$(397)	(474)
Selectively Hedged Global Equity Portfolio	(1,150)	(191)	(1,341)
Emerging Markets Portfolio	(10,074)	—	(10,074)
Emerging Markets Small Cap Portfolio	(17,882)	(4,623)	(22,505)
Emerging Markets Value Portfolio	(31,481)	—	(31,481)
Emerging Markets Core Equity Portfolio	(37,986)	—	(37,986)
Emerging Markets Targeted Value Portfolio	(397)	—	(397)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
Large Cap International Portfolio	$21,790	—	$(114,879)	$787,214	$694,125
International Core Equity Portfolio	164,474	—	(576,584)	2,711,445	2,299,335
Global Small Company Portfolio	529	—	(504)	517	542
International Small Company Portfolio	172,408	$278,416	—	615,587	1,066,411
Japanese Small Company Portfolio	13,813	9,017	—	55,091	77,921
Asia Pacific Small Company Portfolio	12,779	—	(15,084)	(28,156)	(30,461)
United Kingdom Small Company Portfolio	649	1,663	—	1,096	3,408
Continental Small Company Portfolio	2,684	—	(1,579)	47,476	48,581
DFA International Real Estate Securities Portfolio	666,046	—	(311,503)	(28,290)	326,253
DFA Global Real Estate Securities Portfolio	85,225	90,014	—	1,907,950	2,083,189
DFA International Small Cap Value Portfolio	151,601	206,468	—	286,756	644,825
International Vector Equity Portfolio	16,440	—	(30,752)	227,993	213,681
International High Relative Profitability Portfolio	1,089	—	(12,114)	35,204	24,179
World ex U.S. Value Portfolio	1,748	—	(1,394)	9,372	9,726
World ex U.S. Core Equity Portfolio	11,736	—	(30,195)	171,870	153,411
World Core Equity Portfolio	—	1,549	—	108,632	110,181
Selectively Hedged Global Equity Portfolio	7,786	0	—	72,826	80,612
Emerging Markets Portfolio	25,990	—	(209,529)	1,722,744	1,539,205
Emerging Markets Small Cap Portfolio	75,201	41,748	—	4,431	121,380
Emerging Markets Value Portfolio	151,494	—	(1,308,291)	566,226	(590,571)
Emerging Markets Core Equity Portfolio	113,918	—	(1,101,106)	3,104,503	2,117,315
Emerging Markets Targeted Value Portfolio	3,639	21	—	(534)	3,126

115

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$114,879	$114,879
International Core Equity Portfolio	576,584	576,584
Global Small Company Portfolio	504	504
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	15,084	15,084
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	1,579	1,579
DFA International Real Estate Securities Portfolio	311,503	311,503
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	30,752	30,752
International High Relative Profitability Portfolio	12,114	12,114
World ex U.S. Value Portfolio	1,394	1,394
World ex U.S. Core Equity Portfolio	30,195	30,195
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	209,529	209,529
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,308,291	1,308,291
Emerging Markets Core Equity Portfolio	1,101,106	1,101,106
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$135
Asia Pacific Small Company Portfolio	3,958

116

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap International Portfolio	$4,791,598	$1,075,782	$(349,929)	$725,853
International Core Equity Portfolio	28,904,377	5,537,332	(2,792,770)	2,744,562
Global Small Company Portfolio	37,718	52	(2,189)	(2,137)
International Small Company Portfolio	11,291,306	—	(1,298,973)	(1,298,973)
Japanese Small Company Portfolio	524,703	—	(5,370)	(5,370)
Asia Pacific Small Company Portfolio	379,454	—	(74,554)	(74,554)
United Kingdom Small Company Portfolio	21,818	—	(2,465)	(2,465)
Continental Small Company Portfolio	557,824	—	(73,617)	(73,617)
DFA International Real Estate Securities Portfolio	6,299,266	959,229	(427,339)	531,890
DFA Global Real Estate Securities Portfolio	7,295,118	1,296,920	(134,239)	1,162,681
DFA International Small Cap Value Portfolio	13,724,524	2,345,505	(1,544,042)	801,463
International Vector Equity Portfolio	2,500,687	541,633	(287,750)	253,883
International High Relative Profitability Portfolio	453,361	30,801	(20,045)	10,756
World ex U.S. Value Portfolio	269,399	1,970	(50,080)	(48,110)
World ex U.S. Core Equity Portfolio	3,608,823	533,697	(332,900)	200,797
World Core Equity Portfolio	779,894	114,735	—	114,735
Selectively Hedged Global Equity Portfolio	342,330	79,568	(296)	79,272
Emerging Markets Portfolio	4,346,826	952,133	—	952,133
Emerging Markets Small Cap Portfolio	5,633,689	—	(807,248)	(807,248)
Emerging Markets Value Portfolio	15,552,318	—	(2,202,030)	(2,202,030)
Emerging Markets Core Equity Portfolio	25,561,629	7,226,455	(3,348,246)	3,878,209
Emerging Markets Targeted Value Portfolio	110,019	11,922	(3,991)	7,931

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

117

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$2,316	92	$7,880	286
Shares Issued in Lieu of Cash Distributions	281	10	687	26
Shares Redeemed	(3,330)	(129)	(5,088)	(183)

Net Increase (Decrease) — Class R2 Shares	$(733)	(27)	$3,479	129

Institutional Class Shares
Shares Issued	$2,034,805	89,606	$3,094,110	110,936
Shares Issued in Lieu of Cash Distributions	171,746	6,048	436,607	16,366
Shares Redeemed	(2,834,447)	(123,013)	(3,087,983)	(112,388)

Net Increase (Decrease) — Institutional Class Shares	$(627,896)	(27,359)	$442,734	14,914

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued

118

daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
Large Cap International Portfolio	$—	$60,836
International Core Equity Portfolio	—	276,291
International Small Company Portfolio	—	88,973
DFA International Real Estate Securities Portfolio	—	53,648
DFA International Small Cap Value Portfolio	—	120,452
International High Relative Profitability Portfolio	—	4,756
World ex U.S. Core Equity Portfolio	—	11,691
Selectively Hedged Global Equity Portfolio	109,190	4,516
Emerging Markets Core Equity Portfolio	—	177,045
Emerging Markets Targeted Value Portfolio	—	2,586

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

119

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (1)	Contracts *,(2)
Large Cap International Portfolio	$4,860	—	$4,860
International Core Equity Portfolio	33,929	—	33,929
International Small Company Portfolio	4,810	—	4,810
DFA International Real Estate Securities Portfolio	18,721	—	18,721
DFA International Small Cap Value Portfolio	9,015	—	9,015
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	456	$76	380
Emerging Markets Core Equity Portfolio	10,575	—	10,575

	Liability Derivatives Value
	Total Value	Forward
	at	Currency	Equity
	April 30, 2020	Contracts (3)	Contracts (4)
International High Relative Profitability Portfolio	$(44)	—	$(44)
Selectively Hedged Global Equity Portfolio	(296)	$(296)	—
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$3,794	—	$3,794
International Core Equity Portfolio	9,948	—	9,948
Global Small Company Portfolio	18	—	18	*
International Small Company Portfolio	(2,459)	—	(2,459)
DFA International Real Estate Securities Portfolio	(8,521)	—	(8,521)
DFA International Small Cap Value Portfolio	6,266	—	6,266
International Vector Equity Portfolio	(11,375)	—	(11,375	)*
International High Relative Profitability Portfolio	1,920	—	1,920
World ex U.S. Value Portfolio	99	—	99	*

120

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
World ex U.S. Core Equity Portfolio	$7,383	—	$7,383
World Core Equity Portfolio	(122)	—	(122)*
Selectively Hedged Global Equity Portfolio	1,157	$1,631	(474)
Emerging Markets Core Equity Portfolio	14,395	—	14,395
Emerging Markets Targeted Value Portfolio	(258)	—	(258)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Large Cap International Portfolio	$4,261	—	$4,261
International Core Equity Portfolio	29,134	—	29,134
International Small Company Portfolio	3,510	—	3,510
DFA International Real Estate Securities Portfolio	18,327	—	18,327
DFA International Small Cap Value Portfolio	6,261	—	6,261
International High Relative Profitability Portfolio	(44)	—	(44)
World ex U.S. Core Equity Portfolio	1,626	—	1,626
Selectively Hedged Global Equity Portfolio	592	$264	328
Emerging Markets Core Equity Portfolio	5,813	—	5,813
Emerging Markets Targeted Value Portfolio	(278)	—	(278)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

121

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
Goldman Sachs International	$19	$19	—	—	$19	—	—	—	—	—
Bank of America Corp.	1	1	$(1)	—	—	$185	$185	$(1)	—	$184
Citibank, N.A.	1	1	(1)	—	—	54	54	(1)	—	53
UBS AG.	1	1	—	—	1	—	—	—	—	—
JP Morgan	54	54	(24)	—	30	24	24	(24)	—	—
Australia and New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	7
Bank of New York Mellon Corp.	—	—	—	—	—	26	26	—	—	26

Total	$76	$76	$(26)	—	$50	$296	$296	$(26)	—	$270

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

122

line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Large Cap International Portfolio	1.37%	$15,828	3	$1	$25,463	—
International Core Equity Portfolio	1.34%	19,892	6	5	79,001	—
Global Small Company Portfolio	2.03%	143	35	—	972	—
International Small Company Portfolio	0.85%	11,869	5	1	24,436	—
DFA International Real Estate Securities Portfolio	2.30%	1,726	1	—	1,726	—
DFA Global Real Estate Securities Portfolio	1.18%	6,718	18	5	30,384	—
DFA International Small Cap Value Portfolio	1.90%	8,342	7	3	11,974	—
International Vector Equity Portfolio	1.40%	8,477	44	9	43,388	$9,587
World ex U.S. Value Portfolio	1.80%	877	42	1	8,163	—
World ex U.S. Core Equity Portfolio	1.93%	8,706	15	5	38,377	—
World Core Equity Portfolio	1.90%	1,843	33	3	17,666	—
Selectively Hedged Global Equity Portfolio	0.87%	1,410	2	—	2,211	—
Emerging Markets Core Equity Portfolio	1.02%	50,267	23	21	108,542	—
Emerging Markets Targeted Value Portfolio	1.84%	1,918	19	2	8,922	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

123

For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2020
Emerging Markets Core Equity Portfolio	Borrower	0.47%	$74,414	8	$12	$108,542	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$31,069	$22,530	$(16,901)
International Core Equity Portfolio	17,816	39,627	(15,892)
DFA Global Real Estate Securities Portfolio	318	284	51
DFA International Small Cap Value Portfolio	47,110	41,571	(5,664)
International Vector Equity Portfolio	12,878	11,378	(3,100)
International High Relative Profitability Portfolio	19,211	1,086	(240)
World ex U.S. Core Equity Portfolio	8,152	7,554	(2,417)
Emerging Markets Core Equity Portfolio	532	4,449	(1,554)
Emerging Markets Targeted Value Portfolio	180	68	(18)

K. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
Large Cap International Portfolio	$45,876
International Core Equity Portfolio	374,027
DFA International Real Estate Securities Portfolio	26,491
DFA International Small Cap Value Portfolio	88,602
International Vector Equity Portfolio	49,891
International High Relative Profitability Portfolio	27,374
World ex U.S. Core Equity Portfolio	59,831
Emerging Markets Core Equity Portfolio	597,572
Emerging Markets Targeted Value Portfolio	3,013

124

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

125

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$255,169	—	—	—	$255,169
Securities Lending Transactions International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,338,602	—	—	—	1,338,602
DFA International Real Estate Securities Portfolio
Common Stocks	192,377	—	—	—	192,377
DFA Global Real Estate Securities Portfolio
Common Stocks	83,695	—	—	—	83,695
DFA International Small Cap Value Portfolio
Common Stocks	448,800	—	—	—	448,800
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	182,584	—	—	—	182,584
International High Relative Profitability Portfolio
Common Stocks	48,931	—	—	—	48,931
World ex U.S. Core Equity Portfolio
Common Stocks	143,218	—	—	—	143,218
Emerging Markets Core Equity Portfolio
Common Stocks	441,098	—	—	—	441,098
Emerging Markets Targeted Value Portfolio
Common Stocks	501	—	—	—	501

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

126

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	69%
Global Small Company Portfolio-Institutional Class	5	98%
International Small Company Portfolio-Institutional Class	3	66%
Japanese Small Company Portfolio-Institutional Class	1	79%
Asia Pacific Small Company Portfolio-Institutional Class	2	95%
United Kingdom Small Company Portfolio-Institutional Class	4	97%
Continental Small Company Portfolio-Institutional Class	2	93%
DFA International Real Estate Securities Portfolio-Institutional Class	4	90%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	65%
DFA International Small Cap Value Portfolio-Institutional Class	4	73%
International Vector Equity Portfolio-Institutional Class	3	79%
International High Relative Profitability Portfolio-Institutional Class	3	88%
World ex U.S. Value Portfolio-Institutional Class	7	88%
World ex U.S. Core Equity Portfolio-Institutional Class	3	73%
World Core Equity Portfolio-Institutional Class	5	80%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	95%
Emerging Markets Portfolio-Institutional Class	3	59%
Emerging Markets Small Cap Portfolio-Institutional Class	5	60%
Emerging Markets Value Portfolio-Class R2	2	94%
Emerging Markets Value Portfolio-Institutional Class	3	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	60%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes

127

that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

128

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Large Cap International Portfolio
December 16, 2019	87%	0%	13%
International Core Equity Portfolio
December 16, 2019	67%	0%	33%
International Small Company Portfolio
December 17, 2019	29%	0%	71%
Japanese Small Company Portfolio
December 17, 2019	0%	0%	100%
Asia Pacific Small Company Portfolio
December 17, 2019	28%	0%	72%
United Kingdom Small Company Portfolio
December 17, 2019	39%	0%	61%
Continental Small Company Portfolio
December 17, 2019	26%	0%	74%
DFA International Real Estate Securities Portfolio
December 16, 2019	0%	0%	100%
DFA Global Real Estate Securities Portfolio
December 17, 2019	92%	0%	8%
DFA International Small Cap Value Portfolio
December 16, 2019	36%	0%	64%
International Vector Equity Portfolio
December 16, 2019	59%	0%	41%
International High Relative Profitability Portfolio
December 17, 2019	91%	0%	9%
World ex U.S. Value Portfolio
December 17, 2019	66%	0%	34%
Selectively Hedged Global Equity Portfolio
December 17, 2019	71%	0%	29%
Emerging Markets Portfolio
December 17, 2019	41%	0%	59%
Emerging Markets Small Cap Portfolio
December 17, 2019	23%	0%	77%

129

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

CONTINUED

Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
Emerging Markets Value Portfolio
December 17, 2019	14%	0%	86%
Emerging Markets Core Equity Portfolio
December 16, 2019	50%	0%	50%
Emerging Markets Targeted Value Portfolio
December 17, 2019	94%	0%	6%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

130

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

131

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$755.40	0.67%	$2.92
Institutional Class Shares	$1,000.00	$756.50	0.42%	$1.83
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.53	0.67%	$3.37
Institutional Class Shares	$1,000.00	$1,022.78	0.42%	$2.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

132

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

133

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,818,747,235

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$6,818,747,235

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

134

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$6,818,747
Receivables:
Fund Shares Sold	10,589
Prepaid Expenses and Other Assets	121

Total Assets	6,829,457

LIABILITIES:
Payables:
Fund Shares Redeemed	11,639
Due to Advisor	812
Accrued Expenses and Other Liabilities	584

Total Liabilities	13,035

NET ASSETS.	$6,816,422

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,002 and shares outstanding of 78,238	$12.81

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $6,815,420 and shares outstanding of 530,099,361	$12.86

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$9,012,777
Total Distributable Earnings (Loss)	(2,196,355)

NET ASSETS	$6,816,422

See accompanying Notes to Financial Statements.

135

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $12,804)	$121,362
Income from Securities Lending	1,752
Expenses Allocated from Affiliated Investment Companies	(8,684)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	114,430

Fund Expenses
Investment Management Fees	16,150
Accounting & Transfer Agent Fees	607
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	120
Shareholders’ Reports	198
Directors’/Trustees’ Fees & Expenses	23
Professional Fees	17
Other	(32)

Total Fund Expenses	17,085

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)
Class R2 Shares	(1)
Institutional Class Shares	(8,367)

Net Expenses	8,717

Net Investment Income (Loss)	105,713

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(43,113)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)

Net Realized and Unrealized Gain (Loss)	(2,311,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,206,280)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

136

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,713	$339,362
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(43,113)	(12,764)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,268,880)	(37,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206,280)	289,358

Distributions:
Class R2 Shares	(12)	(83)
Institutional Class Shares	(99,514)	(576,705)

Total Distributions	(99,526)	(576,788)

Capital Share Transactions (1):
Shares Issued	1,908,764	2,071,367
Shares Issued in Lieu of Cash Distributions	97,327	562,384
Shares Redeemed	(2,058,532)	(2,595,094)

Net Increase (Decrease) from Capital Share Transactions	(52,441)	38,657

Total Increase (Decrease) in Net Assets	(2,358,247)	(248,773)
Net Assets
Beginning of Period	9,174,669	9,423,442

End of Period	$6,816,422	$9,174,669

(1) Shares Issued and Redeemed:
Shares Issued	141,833	123,536
Shares Issued in Lieu of Cash Distributions	5,484	34,167
Shares Redeemed	(151,214)	(154,773)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,897)	2,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

137

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.13		$17.68	$19.89	$16.27	$16.93	$18.48

Income from Investment Operations(A)
Net Investment Income (Loss)	0.18		0.58	0.54	0.55	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.10)	(2.21)	3.61	(0.65)	(1.55)

Total from Investment Operations	(4.14)		0.48	(1.67)	4.16	(0.12)	(1.04)

Less Distributions:
Net Investment Income	(0.18)		(0.51)	(0.54)	(0.54)	(0.54)	(0.51)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.18)		(1.03)	(0.54)	(0.54)	(0.54)	(0.51)

Net Asset Value, End of Period	$12.81		$17.13	$17.68	$19.89	$16.27	$16.93

Total Return	(24.46	%)(B)	3.13%	(8.59%)	25.99%	(0.43%)	(5.78%)

Net Assets, End of Period (thousands)	$1,002		$1,191	$1,477	$3,508	$3,308	$10,404
Ratio of Expenses to Average Net Assets (F)	0.67	%(C)	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (F)	0.87	%(C)	0.89%	0.88%	0.88%	0.88%	0.73%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	3.43%	2.72%	3.07%	3.4%	2.81%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

138

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value, Beginning of Period	$17.18		$17.74	$19.94	$16.30	$16.92	$18.47

Income (loss) from Investment Operations(A)
Net Investment Income (Loss)	0.20		0.63	0.60	0.56	0.55	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.33)		(0.11)	(2.21)	3.66	(0.63)	(1.56)

Total from Investment Operations	(4.13)		0.52	(1.61)	4.22	(0.08)	(1.00)

Less Distributions:
Net Investment Income	(0.19)		(0.56)	(0.59)	(0.58)	(0.54)	(0.55)
Net Realized Gains	—		(0.52)	—	—	—	—

Total Distributions	(0.19)		(1.08)	(0.59)	(0.58)	(0.54)	(0.55)

Net Asset Value, End of Period	$12.86		$17.18	$17.74	$19.94	$16.30	$16.92

Total Return	(24.35	%)(B)	3.37%	(8.32%)	26.36%	(0.20%)	(5.58%)

Net Assets, End of Period (thousands)	$6,815,420		$9,173,478	$9,421,965	$9,837,631	$7,270,665	$6,795,481
Ratio of Expenses to Average Net Assets (F)	0.42	%(C)	0.44%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly)) (F)	0.62	%(C)	0.64%	0.63%	0.63%	0.63%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.53	%(C)	3.70%	3.01%	3.12%	3.51%	3.10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

139

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

140

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.39	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.40% to 0.35%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2020, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the

141

Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.35%	—	$8,367	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.35%	—	1	—

(1)

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$242

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

142

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be “passive foreign investment companies,” were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2018	$298,200	—	—	$298,200
2019	302,955	$273,833	—	576,788

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,159)	—	$(2,159)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$63,472	—	$(13,753)	$60,237	$109,956

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$13,753	$13,753

143

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$8,989,067	—	$(2,130,494)	$(2,130,494)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$300	19	$409	25
Shares Issued in Lieu of Cash Distributions	12	1	83	5
Shares Redeemed	(172)	(11)	(766)	(44)

Net Increase (Decrease) — Class R2 Shares	$140	9	$(274)	(14)

Institutional Class Shares
Shares Issued	$1,908,464	141,814	$2,070,958	123,511
Shares Issued in Lieu of Cash Distributions	97,315	5,483	562,301	34,162
Shares Redeemed	(2,058,359)	(151,203)	(2,594,328)	(154,729)

Net Increase (Decrease) — Institutional Class Shares	$(52,580)	(3,906)	$38,931	2,944

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

144

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	96%
DFA International Value Portfolio-Institutional Class	4	73%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

145

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

146

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
DFA International Value Portfolio
December 17, 2019	62%	0%	38%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

147

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$757.30	0.21%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$861.30	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

148

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$819.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$789.70	0.11%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$842.80	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$855.00	0.11%	$0.51
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$858.80	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$828.20	0.25%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

149

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series

Communication Services	4.8%
Consumer Discretionary	15.7%
Consumer Staples	4.8%
Energy	10.7%
Financials	28.1%
Health Care	6.2%
Industrials	10.5%
Information Technology	1.8%
Materials	12.8%
Real Estate	3.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series

Communication Services	2.8%
Consumer Discretionary	16.9%
Consumer Staples	8.2%
Energy	1.3%
Financials	8.7%
Health Care	5.0%
Industrials	29.7%
Information Technology	13.2%
Materials	10.7%
Real Estate	1.9%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series

Communication Services	9.0%
Consumer Discretionary	17.0%
Consumer Staples	7.8%
Energy	2.2%
Financials	11.6%
Health Care	5.6%
Industrials	12.7%
Information Technology	8.8%
Materials	14.6%
Real Estate	7.5%
Utilities	3.2%

100.0%

150

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series

Communication Services	2.4%
Consumer Discretionary	19.5%
Consumer Staples	6.6%
Energy	2.2%
Financials	15.2%
Health Care	3.5%
Industrials	27.7%
Information Technology	8.4%
Materials	6.9%
Real Estate	4.9%
Utilities	2.7%

100.0%

The Continental Small Company Series

Communication Services	6.0%
Consumer Discretionary	9.0%
Consumer Staples	5.3%
Energy	2.7%
Financials	13.4%
Health Care	6.4%
Industrials	25.0%
Information Technology	12.2%
Materials	7.5%
Real Estate	7.2%
Utilities	5.3%

100.0%

The Canadian Small Company Series

Communication Services	1.7%
Consumer Discretionary	5.2%
Consumer Staples	5.7%
Energy	12.6%
Financials	9.2%
Health Care	1.4%
Industrials	13.0%
Information Technology	6.4%
Materials	33.3%
Real Estate	4.1%
Utilities	7.4%

100.0%

The Emerging Markets Series

Communication Services	11.1%
Consumer Discretionary	11.7%
Consumer Staples	7.7%
Energy	5.8%
Financials	18.6%
Health Care	3.3%
Industrials	6.4%
Information Technology	20.1%
Materials	8.8%
Real Estate	3.7%
Utilities	2.8%

100.0%

The Emerging Markets Small Cap Series

Communication Services	3.4%
Consumer Discretionary	13.2%
Consumer Staples	7.4%
Energy	1.4%
Financials	7.6%
Health Care	8.0%
Industrials	14.8%
Information Technology	18.0%
Materials	13.5%
Real Estate	7.9%
Utilities	4.8%

100.0%

151

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	9,179,102	$99,707,630	1.0%
National Australia Bank, Ltd.	4,868,906	53,350,936	0.6%
Westpac Banking Corp.	7,945,749	82,668,708	0.9%
Other Securities		321,838,831	3.3%

TOTAL AUSTRALIA		557,566,105	5.8%

AUSTRIA — (0.1%)
Other Security		6,088,524	0.1%

BELGIUM — (0.9%)
Other Securities		84,995,171	0.9%

CANADA — (7.7%)
Bank of Montreal 063671101	1,441,562	73,375,506	0.8%
Bank of Nova Scotia (The)	1,368,157	54,917,822	0.6%
Canadian Imperial Bank of Commerce	842,641	49,930,694	0.5%
# Canadian Natural Resources, Ltd.	3,262,390	54,677,656	0.6%
Magna International, Inc.	1,443,051	56,322,281	0.6%
Suncor Energy, Inc.	3,183,710	56,769,061	0.6%
Other Securities		426,956,373	4.4%

TOTAL CANADA		772,949,393	8.1%

DENMARK — (2.1%)
# Vestas Wind Systems A.S	774,838	66,537,760	0.7%
Other Securities		142,012,223	1.5%

TOTAL DENMARK		208,549,983	2.2%

FINLAND — (0.9%)
Other Securities		85,583,544	0.9%

FRANCE — (8.8%)
BNP Paribas SA	1,990,380	62,530,419	0.7%
Cie de Saint-Gobain	2,069,157	55,055,938	0.6%
Cie Generale des Etablissements Michelin SCA	664,554	64,209,891	0.7%
Orange SA	5,978,647	72,634,782	0.8%
Total SA	6,874,996	244,009,922	2.5%
Other Securities		375,135,209	3.8%

TOTAL FRANCE		873,576,161	9.1%

GERMANY — (6.8%)
Allianz SE	350,466	64,496,698	0.7%
BASF SE	1,039,248	53,185,040	0.6%
Bayer AG	1,817,305	119,522,979	1.2%
Bayerische Motoren Werke AG	1,225,665	72,099,959	0.8%
# Daimler AG	3,530,733	120,761,609	1.3%
Volkswagen AG	125,075	18,491,559	0.2%
Other Securities		226,300,329	2.2%

TOTAL GERMANY		674,858,173	7.0%

152

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (3.2%)
CK Hutchison Holdings, Ltd.	7,657,984	$56,762,284	0.6%
# Sun Hung Kai Properties, Ltd.	4,291,920	58,686,958	0.6%
Other Securities		206,031,288	2.1%

TOTAL HONG KONG		321,480,530	3.3%

IRELAND — (0.3%)
Other Securities		32,939,762	0.3%

ISRAEL — (0.5%)
Other Securities		45,252,599	0.5%

ITALY — (1.7%)
Other Securities		170,062,221	1.8%

JAPAN — (22.2%)
Hitachi, Ltd.	1,579,000	46,863,810	0.5%
Honda Motor Co., Ltd.	4,590,300	111,471,566	1.2%
Honda Motor Co., Ltd., Sponsored ADR	26,040	626,262	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	48,215,983	0.5%
SoftBank Group Corp.	1,267,900	54,345,491	0.6%
Sumitomo Mitsui Financial Group, Inc.	2,857,600	75,146,958	0.8%
Toyota Motor Corp.	3,715,890	229,741,821	2.4%
# Toyota Motor Corp., Sponsored ADR	208,099	25,718,955	0.3%
Other Securities		1,625,501,892	16.8%

TOTAL JAPAN		2,217,632,738	23.1%

NETHERLANDS — (3.8%)
Koninklijke Ahold Delhaize NV	5,195,538	126,149,408	1.3%
Koninklijke DSM NV	645,359	79,096,395	0.8%
Other Securities		169,967,861	1.8%

TOTAL NETHERLANDS		375,213,664	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,352,417	0.2%

NORWAY — (0.8%)
Other Securities		82,510,483	0.9%

PORTUGAL — (0.1%)
Other Securities		6,634,738	0.1%

SINGAPORE — (1.0%)
Other Securities		104,375,040	1.1%

SPAIN — (1.6%)
# Banco Santander SA	49,743,328	111,145,839	1.2%
Other Securities		51,363,564	0.5%

TOTAL SPAIN		162,509,403	1.7%

SWEDEN — (2.5%)
Other Securities		253,667,005	2.6%

153

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (9.9%)
# ABB, Ltd.	3,432,303	$65,152,902	0.7%
# Cie Financiere Richemont SA	1,165,784	66,138,927	0.7%
Lonza Group AG	216,456	94,518,883	1.0%
Novartis AG	1,892,838	161,531,867	1.7%
Novartis AG, Sponsored ADR	404,674	34,288,028	0.4%
UBS Group AG	6,275,625	67,196,220	0.7%
Zurich Insurance Group AG	445,436	141,227,411	1.5%
Other Securities		360,792,374	3.6%

TOTAL SWITZERLAND		990,846,612	10.3%

UNITED KINGDOM — (12.1%)
Anglo American P.L.C	2,969,516	52,812,987	0.6%
Aviva P.L.C	16,319,347	49,351,778	0.5%
# BP P.L.C., Sponsored ADR	4,082,613	97,166,189	1.0%
British American Tobacco P.L.C	3,024,009	116,558,048	1.2%
# British American Tobacco P.L.C., Sponsored ADR	838,885	32,003,463	0.3%
Glencore P.L.C	26,692,936	50,007,591	0.5%
HSBC Holdings P.L.C	13,949,143	71,697,993	0.7%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	66,653,102	0.7%
Lloyds Banking Group P.L.C	181,694,609	73,515,093	0.8%
Royal Dutch Shell P.L.C., Class A	136,125	2,241,196	0.0%
Royal Dutch Shell P.L.C., Class B	141,340	2,262,661	0.0%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	109,126,000	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,809,546	121,791,186	1.3%
Vodafone Group P.L.C	58,351,986	82,315,615	0.9%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	56,718,386	0.6%
Other Securities		220,417,832	2.3%

TOTAL UNITED KINGDOM		1,204,639,120	12.5%

UNITED STATES — (0.0%)
Other Securities		4,935,255	0.0%

TOTAL COMMON STOCKS		9,255,218,641	96.4%

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Volkswagen AG	701,336	97,577,684	1.0%
Other Securities		23,667,692	0.3%

TOTAL GERMANY		121,245,376	1.3%

TOTAL INVESTMENT SECURITIES (Cost $12,176,939,773)		9,376,464,017

		Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	51,443,536	595,253,156	6.2%

TOTAL INVESTMENTS—(100.0%) (Cost $12,772,010,330)		$9,971,717,173	103.9%

154

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	843	06/19/20	$110,079,331	$122,336,160	$12,256,829

Total Futures Contracts			$110,079,331	$122,336,160	$12,256,829

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$17,488,877	$540,077,228	—	$557,566,105
Austria	—	6,088,524	—	6,088,524
Belgium	—	84,995,171	—	84,995,171
Canada	772,949,393	—	—	772,949,393
Denmark	—	208,549,983	—	208,549,983
Finland	—	85,583,544	—	85,583,544
France	—	873,576,161	—	873,576,161
Germany	12,443,228	662,414,945	—	674,858,173
Hong Kong	—	321,480,530	—	321,480,530
Ireland	9,952,853	22,986,909	—	32,939,762
Israel	9,667,343	35,585,256	—	45,252,599
Italy	22,678,802	147,383,419	—	170,062,221
Japan	48,568,329	2,169,064,409	—	2,217,632,738
Netherlands	15,006,624	360,207,040	—	375,213,664
New Zealand	—	18,352,417	—	18,352,417
Norway	—	82,510,483	—	82,510,483
Portugal	—	6,634,738	—	6,634,738
Singapore	—	104,375,040	—	104,375,040
Spain	1,870,941	160,638,462	—	162,509,403
Sweden	—	253,667,005	—	253,667,005
Switzerland	60,418,836	930,427,776	—	990,846,612
United Kingdom	540,160,470	664,478,650	—	1,204,639,120
United States	4,935,255	—	—	4,935,255
Preferred Stocks
Germany	—	121,245,376	—	121,245,376
Securities Lending Collateral	—	595,253,156	—	595,253,156
Futures Contracts**	12,256,829	—	—	12,256,829

TOTAL	$1,528,397,780	$8,455,576,222	—	$9,983,974,002

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

155

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
Internet Initiative Japan, Inc.	194,900	$6,661,992	0.2%
Other Securities		76,365,988	2.6%

TOTAL COMMUNICATION SERVICES		83,027,980	2.8%

CONSUMER DISCRETIONARY — (16.5%)
DCM Holdings Co., Ltd.	713,300	6,969,748	0.2%
Keihin Corp.	340,100	8,112,526	0.3%
Nissin Kogyo Co., Ltd.	316,900	6,575,092	0.2%
Showa Corp.	399,000	8,384,143	0.3%
Other Securities		468,135,642	15.6%

TOTAL CONSUMER DISCRETIONARY		498,177,151	16.6%

CONSUMER STAPLES — (7.9%)
cocokara fine, Inc.	147,860	6,973,253	0.2%
Milbon Co., Ltd.	154,752	6,792,295	0.2%
Morinaga Milk Industry Co., Ltd.	247,900	9,608,114	0.3%
# Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437	0.3%
Other Securities		209,498,962	7.0%

TOTAL CONSUMER STAPLES		240,454,061	8.0%

ENERGY — (1.2%)
Iwatani Corp.	272,400	9,305,776	0.3%
Other Securities		28,172,624	0.9%

TOTAL ENERGY		37,478,400	1.2%

FINANCIALS — (8.5%)
Fuyo General Lease Co., Ltd.	143,700	7,184,894	0.2%
Hokuhoku Financial Group, Inc.	920,400	7,478,464	0.3%
Jafco Co., Ltd.	239,900	7,684,945	0.3%
Kiyo Bank, Ltd. (The)	475,390	7,024,690	0.2%
Shiga Bank, Ltd. (The)	331,300	7,803,181	0.3%
Other Securities		220,832,533	7.3%

TOTAL FINANCIALS		258,008,707	8.6%

HEALTH CARE — (4.9%)
Jeol, Ltd.	266,300	7,873,941	0.3%
Menicon Co., Ltd.	179,200	7,777,278	0.3%
Miraca Holdings, Inc.	435,200	10,897,202	0.4%
Other Securities		121,964,737	3.9%

TOTAL HEALTH CARE		148,513,158	4.9%

INDUSTRIALS — (29.0%)
# DMG Mori Co., Ltd.	670,800	6,858,714	0.2%
Duskin Co., Ltd.	331,300	8,561,147	0.3%
# Fuji Corp.	477,000	7,986,546	0.3%
Furukawa Electric Co., Ltd.	394,400	7,423,638	0.3%
Hazama Ando Corp.	1,473,200	9,174,712	0.3%

156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Inaba Denki Sangyo Co., Ltd.	390,200	$8,254,948	0.3%
# Maeda Corp.	930,800	7,466,234	0.3%
Meitec Corp.	204,100	9,011,874	0.3%
Mirait Holdings Corp.	581,635	7,513,430	0.3%
Nichias Corp.	453,400	9,013,564	0.3%
Nikkon Holdings Co., Ltd.	385,300	7,481,555	0.3%
# Nishimatsu Construction Co., Ltd.	398,600	7,547,806	0.3%
Nisshinbo Holdings, Inc.	990,480	6,905,893	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050	0.3%
Senko Group Holdings Co., Ltd.	852,800	6,950,191	0.2%
TOKAI Holdings Corp.	738,800	6,677,294	0.2%
Ushio, Inc.	949,300	10,010,046	0.3%
Other Securities		742,773,967	24.5%

TOTAL INDUSTRIALS		878,282,609	29.2%

INFORMATION TECHNOLOGY — (12.9%)
Daiwabo Holdings Co., Ltd.	131,300	8,088,734	0.3%
Japan Material Co., Ltd.	451,000	6,528,790	0.2%
NSD Co., Ltd.	559,460	7,922,113	0.3%
Shinko Electric Industries Co., Ltd.	535,400	6,682,951	0.2%
Systena Corp.	531,900	7,477,765	0.3%
Tokyo Seimitsu Co., Ltd.	291,800	9,438,815	0.3%
Topcon Corp.	815,500	6,695,940	0.2%
Other Securities		337,603,777	11.2%

TOTAL INFORMATION TECHNOLOGY		390,438,885	13.0%

MATERIALS — (10.5%)
ADEKA Corp.	654,200	8,214,890	0.3%
Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107	0.2%
# Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840	0.3%
Toagosei Co., Ltd.	822,800	7,528,080	0.3%
Tokuyama Corp.	414,298	8,741,684	0.3%
Toyobo Co., Ltd.	667,400	7,774,416	0.3%
Other Securities		261,018,996	8.6%

TOTAL MATERIALS		317,046,413	10.6%

REAL ESTATE — (1.8%)
Other Securities		54,907,333	1.8%

UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	210,300	6,935,460	0.2%
Other Securities		40,828,989	1.4%

TOTAL UTILITIES		47,764,449	1.6%

TOTAL COMMON STOCKS (Cost $3,087,490,509)		2,954,099,146	98.3%

157

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,480,173	$74,982,086	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,162,447,932)		$3,029,081,232	100.8%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

See accompanying Notes to Financial Statements.

158

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
	Ansell, Ltd.	700,311	$12,915,269	1.0%
#	Bank of Queensland, Ltd.	2,104,987	7,097,666	0.6%
	Bapcor, Ltd.	2,370,755	7,548,884	0.6%
	Breville Group, Ltd.	788,368	8,921,355	0.7%
	Carsales.com, Ltd.	1,320,135	12,076,314	0.9%
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102	0.8%
	CSR, Ltd.	3,445,365	8,280,714	0.6%
	Elders, Ltd.	1,232,076	6,908,087	0.5%
	Healius, Ltd.	4,144,191	6,931,385	0.5%
	IGO, Ltd.	3,070,006	9,313,395	0.7%
	Iluka Resources, Ltd.	1,361,287	6,752,038	0.5%
#	InvoCare, Ltd.	1,186,587	7,935,190	0.6%
	IRESS, Ltd.	1,132,562	8,261,080	0.6%
#	JB Hi-Fi, Ltd.	532,116	12,029,759	0.9%
#	Metcash, Ltd.	7,963,936	12,845,372	1.0%
#	Mineral Resources, Ltd.	1,213,862	13,082,811	1.0%
*	NEXTDC, Ltd.	2,176,341	12,419,886	1.0%
	nib holdings, Ltd.	3,261,361	10,422,419	0.8%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466	0.7%
#*	Nufarm, Ltd.	2,076,155	7,051,021	0.6%
	Orora, Ltd.	8,341,282	13,862,055	1.1%
	OZ Minerals, Ltd.	2,218,981	12,790,711	1.0%
	Pendal Group, Ltd.	2,052,929	7,290,853	0.6%
#	Perpetual, Ltd.	350,481	6,812,863	0.5%
	Premier Investments, Ltd.	732,415	7,340,343	0.6%
	Regis Resources, Ltd.	3,188,786	9,117,917	0.7%
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844	1.5%
#*	Silver Lake Resources, Ltd.	7,807,789	9,643,652	0.8%
	Spark Infrastructure Group	11,520,334	14,149,222	1.1%
#	St Barbara, Ltd.	5,157,916	8,489,655	0.7%
	Steadfast Group, Ltd.	5,683,479	11,223,075	0.9%
	Technology One, Ltd.	1,748,272	10,724,852	0.8%
*	Vocus Group, Ltd.	4,546,270	9,025,141	0.7%
	Other Securities		343,964,245	26.6%

TOTAL AUSTRALIA			673,090,641	52.2%

CHINA — (1.0%)
	Other Securities		13,652,716	1.1%

HONG KONG — (24.0%)
#	HKBN, Ltd.	4,262,500	7,340,509	0.6%
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100	0.7%
	Man Wah Holdings, Ltd.	15,887,200	9,123,702	0.7%
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713	0.5%
	VTech Holdings, Ltd.	1,438,200	10,844,019	0.9%
	Other Securities		275,903,379	21.3%

TOTAL HONG KONG			318,473,422	24.7%

JAPAN — (0.1%)
	Other Security		545,684	0.1%

159

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (6.1%)
Chorus, Ltd.	3,219,258	$14,048,975	1.1%
Infratil, Ltd.	4,079,957	11,423,845	0.9%
Mainfreight, Ltd.	338,941	7,521,649	0.6%
SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752	0.6%
Other Securities		40,759,812	3.1%

TOTAL NEW ZEALAND		81,218,033	6.3%

SINGAPORE — (14.5%)
# IGG, Inc.	10,817,000	6,877,494	0.5%
Keppel Infrastructure Trust	19,465,946	6,816,898	0.5%
# Sembcorp Industries, Ltd.	7,106,600	8,141,362	0.6%
# Singapore Post, Ltd.	13,246,100	6,825,628	0.5%
# Singapore Press Holdings, Ltd.	7,633,400	8,197,145	0.6%
StarHub, Ltd.	7,155,500	7,538,071	0.6%
Venture Corp., Ltd.	971,100	10,852,703	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602	1.1%
Other Securities		123,301,671	9.7%

TOTAL SINGAPORE		192,462,574	14.9%

UNITED STATES — (0.3%)
Other Securities		3,850,943	0.3%

TOTAL COMMON STOCKS		1,283,294,013	99.6%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		2,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)		1,283,296,162

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	3,817,980	44,177,849	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,734,164,083)		$1,327,474,011	103.0%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

See accompanying Notes to Financial Statements.

160

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$37,034,154	2.5%

CONSUMER DISCRETIONARY — (19.1%)
B&M European Value Retail SA	3,874,468	16,202,811	1.1%
Bellway P.L.C	533,292	17,844,656	1.2%
* Boohoo Group P.L.C	4,032,544	16,385,934	1.1%
Countryside Properties P.L.C	2,676,835	13,637,915	0.9%
Domino’s Pizza Group P.L.C	3,598,386	15,593,195	1.0%
Games Workshop Group P.L.C	205,563	15,557,948	1.0%
Greggs P.L.C	617,131	14,194,734	0.9%
Inchcape P.L.C	2,472,981	15,577,529	1.0%
Moneysupermarket.com Group P.L.C	3,466,544	13,811,687	0.9%
Vistry Group P.L.C	1,402,614	14,244,330	0.9%
WH Smith P.L.C	704,933	11,127,102	0.7%
Other Securities		131,211,005	8.8%

TOTAL CONSUMER DISCRETIONARY		295,388,846	19.5%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C	1,585,438	14,593,509	1.0%
Cranswick P.L.C	379,748	17,762,216	1.2%
Fevertree Drinks P.L.C	610,255	13,319,554	0.9%
Tate & Lyle P.L.C	2,642,463	23,677,422	1.6%
Other Securities		29,949,151	1.8%

TOTAL CONSUMER STAPLES		99,301,852	6.5%

ENERGY — (2.2%)
Other Securities		33,585,658	2.2%

FINANCIALS — (14.9%)
Beazley P.L.C	2,964,842	14,659,781	1.0%
Close Brothers Group P.L.C	1,010,082	13,851,255	0.9%
IG Group Holdings P.L.C	2,614,873	24,784,386	1.6%
Intermediate Capital Group P.L.C	1,179,480	16,685,857	1.1%
Man Group P.L.C	10,433,201	17,479,855	1.2%
Quilter P.L.C	10,292,590	15,918,055	1.1%
TP ICAP P.L.C	3,733,089	15,937,371	1.1%
Other Securities		110,858,821	7.2%

TOTAL FINANCIALS		230,175,381	15.2%

HEALTH CARE — (3.4%)
ConvaTec Group P.L.C	4,782,680	12,774,170	0.8%
Other Securities		40,894,149	2.7%

TOTAL HEALTH CARE		53,668,319	3.5%

INDUSTRIALS — (27.1%)
Babcock International Group P.L.C	3,043,024	16,117,879	1.1%
Balfour Beatty P.L.C	4,805,553	15,640,645	1.0%
Diploma P.L.C	780,435	16,915,682	1.1%
G4S P.L.C	9,287,044	12,749,084	0.8%

161

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Grafton Group P.L.C	1,587,551	$12,667,710	0.8%
Hays P.L.C	9,080,700	12,371,760	0.8%
HomeServe P.L.C	959,826	13,444,910	0.9%
Howden Joinery Group P.L.C	3,370,761	22,227,495	1.5%
IMI P.L.C	1,745,630	18,151,194	1.2%
John Laing Group P.L.C	2,506,978	11,501,156	0.8%
QinetiQ Group P.L.C	3,964,771	15,161,894	1.0%
Rotork P.L.C	5,397,898	16,827,519	1.1%
Signature Aviation P.L.C	5,602,723	13,759,791	0.9%
Travis Perkins P.L.C	1,545,039	20,174,312	1.3%
Ultra Electronics Holdings P.L.C	591,619	14,646,810	1.0%
Other Securities		186,477,111	12.3%

TOTAL INDUSTRIALS		418,834,952	27.6%

INFORMATION TECHNOLOGY — (8.2%)
Electrocomponents P.L.C	2,748,853	19,967,713	1.3%
Softcat P.L.C	810,023	11,502,047	0.8%
Spectris P.L.C	704,273	23,748,569	1.6%
Spirent Communications P.L.C	4,124,361	12,476,072	0.8%
Other Securities		58,928,665	3.8%

TOTAL INFORMATION TECHNOLOGY		126,623,066	8.3%

MATERIALS — (6.7%)
Centamin P.L.C	8,142,932	15,766,130	1.0%
Marshalls P.L.C	1,450,097	11,614,043	0.8%
Victrex P.L.C	608,813	15,254,389	1.0%
Other Securities		60,936,224	4.0%

TOTAL MATERIALS		103,570,786	6.8%

REAL ESTATE — (4.7%)
Grainger P.L.C	4,445,647	14,936,110	1.0%
# IWG P.L.C	4,261,590	12,743,575	0.9%
Savills P.L.C	1,018,529	12,399,395	0.8%
St. Modwen Properties P.L.C	2,718,738	12,599,082	0.8%
Other Securities		20,959,282	1.4%

TOTAL REAL ESTATE		73,637,444	4.9%

UTILITIES — (2.6%)
Pennon Group P.L.C	1,702,549	23,443,830	1.5%
Other Securities		16,621,887	1.1%

TOTAL UTILITIES		40,065,717	2.6%

TOTAL COMMON STOCKS (Cost $1,836,577,231)		1,511,886,175	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,058,453	35,389,358	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,871,958,338)		$1,547,275,533	101.9%

162

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444
Utilities	—	40,065,717	—	40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

163

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
Other Securities		$158,666,494	3.5%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	169,457	22,459,429	0.5%
Elia Group SA	195,211	22,445,918	0.5%
Other Securities		130,163,119	2.9%

TOTAL BELGIUM		175,068,466	3.9%

DENMARK — (4.8%)
# Pandora A.S	509,474	18,116,145	0.4%
* Royal Unibrew A.S	347,808	26,908,597	0.6%
SimCorp A.S	282,473	26,091,698	0.6%
# Topdanmark A.S	467,367	18,866,343	0.4%
Other Securities		147,133,168	3.3%

TOTAL DENMARK		237,115,951	5.3%

FINLAND — (5.9%)
Huhtamaki Oyj	689,459	25,733,407	0.6%
Kesko Oyj, Class B	1,512,192	24,639,804	0.6%
Metso Oyj	667,333	18,514,555	0.4%
# Nokian Renkaat Oyj	883,124	18,762,255	0.4%
Orion Oyj, Class B	661,199	33,601,033	0.7%
# Valmet Oyj	947,069	21,658,579	0.5%
Other Securities		146,519,322	3.2%

TOTAL FINLAND		289,428,955	6.4%

FRANCE — (9.1%)
Ingenico Group SA	410,246	51,616,231	1.2%
Rexel SA	2,202,448	20,570,368	0.5%
Rubis SCA	567,106	25,407,772	0.6%
Other Securities		348,314,732	7.6%

TOTAL FRANCE		445,909,103	9.9%

GERMANY — (14.3%)
Bechtle AG	219,385	31,726,910	0.7%
CTS Eventim AG & Co. KGaA	416,756	17,325,294	0.4%
Freenet AG	1,025,255	19,449,778	0.4%
GEA Group AG	879,706	20,187,392	0.5%
Gerresheimer AG	254,880	20,270,422	0.5%
Grand City Properties SA	809,750	16,933,419	0.4%
Lanxess AG	602,345	29,638,624	0.7%
#* OSRAM Licht AG	602,174	26,498,333	0.6%
Rheinmetall AG	315,288	21,338,429	0.5%
TAG Immobilien AG	954,559	20,908,346	0.5%
Other Securities		476,571,464	10.4%

TOTAL GERMANY		700,848,411	15.6%

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
IRELAND — (0.5%)
Other Securities		$25,736,870	0.6%

ISRAEL — (3.3%)
Other Securities		161,927,098	3.6%

ITALY — (8.9%)
Hera SpA	4,939,246	18,283,795	0.4%
Italgas SpA	3,480,238	19,499,148	0.4%
# Prysmian SpA	1,011,006	19,075,650	0.4%
# Unione di Banche Italiane SpA	7,777,728	22,296,206	0.5%
Other Securities		359,442,420	8.0%

TOTAL ITALY		438,597,219	9.7%

NETHERLANDS — (7.4%)
# Aalberts NV	720,308	20,283,657	0.5%
ASM International NV	322,669	35,674,395	0.8%
ASR Nederland NV	873,857	23,418,651	0.5%
# BE Semiconductor Industries NV	550,104	22,766,489	0.5%
Euronext NV	372,261	31,252,799	0.7%
# IMCD NV	357,089	31,532,400	0.7%
* Just Eat Takeaway.com NV	187,426	19,265,738	0.4%
Other Securities		181,142,411	4.0%

TOTAL NETHERLANDS		365,336,540	8.1%

NORWAY — (2.0%)
Other Securities		98,171,422	2.2%

PORTUGAL — (0.8%)
Other Securities		40,514,478	0.9%

SPAIN — (5.7%)
Acciona SA	173,951	17,241,106	0.4%
Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087	0.4%
Enagas SA	991,410	23,141,213	0.5%
Viscofan SA	280,336	17,966,233	0.4%
Other Securities		202,527,633	4.5%

TOTAL SPAIN		279,172,272	6.2%

SWEDEN — (7.0%)
Other Securities		346,399,966	7.7%

SWITZERLAND — (13.3%)
Allreal Holding AG	114,189	21,209,678	0.5%
* ams AG	1,516,165	19,902,480	0.4%
Belimo Holding AG	3,028	20,159,196	0.5%
Cembra Money Bank AG	187,433	17,818,848	0.4%
Georg Fischer AG	31,555	23,549,456	0.5%
Helvetia Holding AG	216,663	19,750,026	0.4%
PSP Swiss Property AG	331,480	38,507,157	0.9%
Sunrise Communications Group AG	271,523	21,749,410	0.5%
VAT Group AG	205,035	33,839,258	0.8%
Other Securities		436,600,969	9.6%

TOTAL SWITZERLAND		653,086,478	14.5%

165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.5%)
* Dialog Semiconductor P.L.C	601,965	$18,904,625	0.4%
Other Security		4,026,556	0.1%

TOTAL UNITED KINGDOM		22,931,181	0.5%

TOTAL COMMON STOCKS		4,438,910,904	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		31,562,840	0.7%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Security		4,799	0.0%

NORWAY — (0.0%)
Other Security		103,927	0.0%

ISRAEL — (0.0%)
Other Security		12,464	0.0%

TOTAL RIGHTS/WARRANTS		121,190	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,808,610,615)		4,470,594,934

		Value†
SECURITIES LENDING COLLATERAL — (9.1%)
@§ The DFA Short Term Investment Fund	38,464,244	445,069,770	9.9%

TOTAL INVESTMENTS—(100.0%) (Cost $5,253,612,807)		$4,915,664,704	109.2%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272
Sweden	—	346,399,966	—	346,399,966

166

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$653,086,478	—	$653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

167

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (1.5%)
Other Securities		$13,996,737	1.7%

CONSUMER DISCRETIONARY — (4.6%)
BRP, Inc.	198,471	5,940,085	0.7%
#* Great Canadian Gaming Corp.	428,062	8,337,053	1.0%
Other Securities		28,891,733	3.5%

TOTAL CONSUMER DISCRETIONARY		43,168,871	5.2%

CONSUMER STAPLES — (4.9%)
# Jamieson Wellness, Inc.	275,646	6,231,962	0.8%
# Premium Brands Holdings Corp.	169,351	10,212,524	1.2%
Primo Water Corp. BLKVVX9	860,792	8,812,304	1.1%
Other Securities		21,383,086	2.5%

TOTAL CONSUMER STAPLES		46,639,876	5.6%

ENERGY — (11.0%)
# ARC Resources, Ltd.	2,215,726	9,343,950	1.1%
Gibson Energy, Inc.	940,791	13,402,698	1.6%
* Parex Resources, Inc.	783,991	8,594,923	1.0%
# PrairieSky Royalty, Ltd.	939,049	6,867,717	0.8%
Tourmaline Oil Corp.	924,973	9,170,320	1.1%
Other Securities		56,403,555	7.0%

TOTAL ENERGY		103,783,163	12.6%

FINANCIALS — (8.0%)
# Canadian Western Bank	451,802	7,150,543	0.9%
ECN Capital Corp.	2,488,693	7,062,278	0.9%
Element Fleet Management Corp.	1,454,521	10,731,657	1.3%
# Laurentian Bank of Canada	412,090	9,204,266	1.1%
Other Securities		41,783,022	5.0%

TOTAL FINANCIALS		75,931,766	9.2%

HEALTH CARE — (1.3%)
Other Securities		11,805,285	1.4%

INDUSTRIALS — (11.3%)
#* ATS Automation Tooling Systems, Inc.	454,823	6,747,437	0.8%
Finning International, Inc.	791,189	10,043,687	1.2%
Morneau Shepell, Inc.	401,948	9,716,980	1.2%
# Richelieu Hardware, Ltd.	361,973	6,875,654	0.8%
# Stantec, Inc.	544,655	16,054,596	1.9%
TFI International, Inc.	522,189	14,480,761	1.8%
Other Securities		43,201,334	5.3%

TOTAL INDUSTRIALS		107,120,449	13.0%

INFORMATION TECHNOLOGY — (5.6%)
#* BlackBerry, Ltd.	1,068,371	4,559,161	0.6%
#* BlackBerry, Ltd.	1,509,373	6,460,116	0.8%

168

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INFORMATION TECHNOLOGY — (Continued)
	Enghouse Systems, Ltd.	268,465	$10,058,156	1.2%
*	Kinaxis, Inc.	157,530	15,835,050	1.9%
	Other Securities		16,001,943	1.9%

TOTAL INFORMATION TECHNOLOGY			52,914,426	6.4%

MATERIALS — (29.0%)
*	Alacer Gold Corp.	2,084,220	10,690,995	1.3%
	Alamos Gold, Inc., Class A	2,227,027	17,935,247	2.2%
	B2Gold Corp.	1,281,810	6,482,950	0.8%
	Centerra Gold, Inc.	1,540,453	12,317,428	1.5%
	Dundee Precious Metals, Inc.	1,302,522	6,073,040	0.7%
*	Eldorado Gold Corp.	700,703	6,680,072	0.8%
#*	Endeavour Mining Corp.	442,456	7,965,759	1.0%
*	IAMGOLD Corp.	2,447,564	8,563,265	1.0%
*	Ivanhoe Mines, Ltd., Class A	3,084,210	6,469,983	0.8%
	Osisko Gold Royalties, Ltd.	894,514	8,167,879	1.0%
#	Pan American Silver Corp.	1,105,470	23,507,963	2.8%
#*	Sandstorm Gold, Ltd.	1,125,794	8,743,010	1.1%
*	SSR Mining, Inc.	785,205	13,758,504	1.7%
#	Stella-Jones, Inc.	244,702	6,100,190	0.7%
*	Torex Gold Resources, Inc.	477,516	6,795,928	0.8%
*	Wesdome Gold Mines Ltd.	923,729	7,074,213	0.9%
	West Fraser Timber Co., Ltd.	241,862	6,731,372	0.8%
	Winpak, Ltd.	190,506	6,343,585	0.8%
	Yamana Gold, Inc.	3,304,447	15,573,241	1.9%
	Other Securities		88,262,155	10.5%

TOTAL MATERIALS			274,236,779	33.1%

REAL ESTATE — (3.6%)
	Altus Group, Ltd.	261,893	7,907,872	0.9%
	Colliers International Group, Inc.	165,544	9,085,029	1.1%
#	Tricon Capital Group, Inc.	1,104,900	6,421,668	0.8%
	Other Securities		10,792,745	1.3%

TOTAL REAL ESTATE			34,207,314	4.1%

UTILITIES — (6.4%)
	Boralex, Inc., Class A	549,954	10,647,840	1.3%
	Capital Power Corp.	771,649	14,934,605	1.8%
	Innergex Renewable Energy, Inc.	800,557	10,743,492	1.3%
	TransAlta Corp. 2901628	1,784,708	10,500,922	1.3%
#	TransAlta Renewables, Inc.	652,739	7,052,836	0.9%
	Other Securities		7,036,158	0.8%
TOTAL UTILITIES			60,915,853	7.4%

TOTAL COMMON STOCKS			824,720,519	99.7%

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
	Other Security		54	0.0%

169

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MATERIALS — (0.1%)
Other Security		$900,679	0.1%

TOTAL RIGHTS/WARRANTS		900,733	0.1%

TOTAL INVESTMENT SECURITIES (Cost $1,142,670,703)		825,621,252

		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	10,363,134	119,911,823	14.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,262,557,300)		$945,533,075	114.3%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,996,737	—	—	$13,996,737
Consumer Discretionary	41,557,408	$1,611,463	—	43,168,871
Consumer Staples	46,639,876	—	—	46,639,876
Energy	103,782,486	677	—	103,783,163
Financials	75,931,766	—	—	75,931,766
Health Care	11,805,285	—	—	11,805,285
Industrials	107,120,449	—	—	107,120,449
Information Technology	52,914,426	—	—	52,914,426
Materials	274,236,418	361	—	274,236,779
Real Estate	34,207,314	—	—	34,207,314
Utilities	60,915,853	—	—	60,915,853
Rights/Warrants
Energy	—	54	—	54
Materials	—	900,679	—	900,679
Securities Lending Collateral	—	119,911,823	—	119,911,823

TOTAL	$823,108,018	$122,425,057	—	$945,533,075

See accompanying Notes to Financial Statements.

170

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
Vale SA	3,260,013	$26,893,500	0.5%
Other Securities		199,521,427	3.7%

TOTAL BRAZIL		226,414,927	4.2%

CHILE — (0.8%)
Other Securities		43,561,794	0.8%

CHINA — (29.6%)
* Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873	3.1%
* Baidu, Inc., Sponsored ADR	251,456	25,379,454	0.5%
Bank of China, Ltd., Class H	47,943,181	18,252,100	0.3%
China Construction Bank Corp., Class H	76,613,590	61,494,905	1.2%
China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647	0.3%
# China Mobile, Ltd., Sponsored ADR	985,751	39,400,467	0.7%
China Overseas Land & Investment, Ltd.	8,252,500	30,484,287	0.6%
# China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215	0.3%
China Resources Land, Ltd.	5,224,666	21,589,382	0.4%
Country Garden Holdings Co., Ltd.	13,960,087	18,083,552	0.3%
# Geely Automobile Holdings, Ltd.	9,846,000	15,315,665	0.3%
Hengan International Group Co., Ltd.	1,801,500	16,020,639	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887	0.6%
Longfor Group Holdings, Ltd.	2,962,500	15,061,441	0.3%
NetEase, Inc., ADR	66,818	23,049,537	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640	1.1%
Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889	0.3%
Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777	0.4%
# Sunac China Holdings, Ltd.	4,813,000	21,529,758	0.4%
Tencent Holdings, Ltd.	4,136,100	217,432,430	4.1%
* Vipshop Holdings, Ltd., ADR	978,073	15,580,703	0.3%
Yum China Holdings, Inc.	404,145	19,584,867	0.4%
Other Securities		700,426,910	13.1%

TOTAL CHINA		1,582,447,025	29.7%

COLOMBIA — (0.2%)
Other Securities		13,457,692	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		5,175,884	0.1%

EGYPT — (0.1%)
Other Securities		5,721,808	0.1%

GREECE — (0.3%)
Other Securities		14,600,465	0.3%

HUNGARY — (0.4%)
Other Securities		19,309,144	0.4%

INDIA — (11.4%)
* Bharti Airtel, Ltd.	2,109,825	14,375,148	0.3%

171

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDIA — (Continued)
HDFC Bank Ltd.	2,767,968	$36,282,920	0.7%
Hindustan Unilever, Ltd.	860,496	25,029,633	0.5%
Housing Development Finance Corp., Ltd.	950,283	24,039,098	0.5%
Infosys, Ltd.	3,098,099	28,940,119	0.5%
Reliance Industries, Ltd.	2,888,961	56,093,472	1.1%
Tata Consultancy Services, Ltd.	1,056,733	28,045,010	0.5%
Other Securities		394,067,524	7.3%

TOTAL INDIA		606,872,924	11.4%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	8,034,700	13,917,625	0.3%
Other Securities		93,995,339	1.7%

TOTAL INDONESIA		107,912,964	2.0%

MALAYSIA — (2.4%)
Public Bank Bhd	3,656,014	13,894,928	0.3%
Other Securities		112,365,395	2.1%

TOTAL MALAYSIA		126,260,323	2.4%

MEXICO — (2.5%)
# America Movil S.A.B. de C.V	42,138,949	25,457,163	0.5%
# Wal-Mart de Mexico S.A.B. de C.V	5,908,041	14,259,605	0.3%
Other Securities		93,426,057	1.7%

TOTAL MEXICO		133,142,825	2.5%

PERU — (0.2%)
Other Securities		9,106,694	0.2%

PHILIPPINES — (1.1%)
Other Securities		57,478,880	1.1%

POLAND — (1.0%)
Other Securities		53,217,670	1.0%

QATAR — (0.0%)
Other Securities		449,578	0.0%

RUSSIA — (1.6%)
Lukoil PJSC, Sponsored ADR	240,181	15,668,865	0.3%
Other Securities		67,591,584	1.3%

TOTAL RUSSIA		83,260,449	1.6%

SAUDI ARABIA — (0.1%)
Other Securities		4,263,526	0.1%

SOUTH AFRICA — (4.8%)
AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210	0.5%
Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486	0.5%
Naspers, Ltd., Class N	236,845	36,864,544	0.7%
Other Securities		168,712,643	3.1%

TOTAL SOUTH AFRICA		257,816,883	4.8%

172

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (14.1%)
LG Electronics, Inc.	320,927	$14,443,342	0.3%
NAVER Corp.	89,419	14,497,553	0.3%
Samsung Electronics Co., Ltd.	4,912,950	202,008,351	3.8%
Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104	1.0%
SK Hynix, Inc.	683,251	47,019,660	0.9%
Other Securities		425,498,339	7.9%

TOTAL SOUTH KOREA		754,800,349	14.2%

TAIWAN — (16.5%)
ASE Technology Holding Co., Ltd.	7,079,782	15,771,711	0.3%
China Steel Corp.	20,917,932	14,010,136	0.3%
E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445	0.3%
Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438	1.3%
Other Securities		525,986,054	9.8%

TOTAL TAIWAN		880,263,036	16.5%

THAILAND — (2.8%)
Other Securities		151,995,708	2.8%

TURKEY — (0.7%)
Other Securities		35,548,892	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		538,410	0.0%

TOTAL COMMON STOCKS		5,173,617,850	97.1%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Itau Unibanco Holding SA	4,059,008	16,996,196	0.3%
Other Securities		33,456,607	0.7%

TOTAL BRAZIL		50,452,803	1.0%

CHILE — (0.0%)
Other Security		1,029,137	0.0%

COLOMBIA — (0.0%)
Other Securities		2,305,969	0.0%

SOUTH KOREA — (0.0%)
Other Securities		351,578	0.0%

TOTAL PREFERRED STOCKS		54,139,487	1.0%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		37,214	0.0%

173

THE EMERGING MARKETS SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$10,614	0.0%

TOTAL RIGHTS/WARRANTS		47,828	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,216,507,462)		5,227,805,165

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	9,785,654	113,229,798	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,329,711,711)		$5,341,034,963	100.2%

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708

174

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$35,548,892	—	$35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	$50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

175

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	BR Malls Participacoes SA	5,472,441	$10,103,773	0.2%
	Cia de Saneamento do Parana	2,432,521	11,496,311	0.3%
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958	0.2%
	Sul America SA	1,514,414	12,462,541	0.3%
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440	0.3%
	YDUQS Participacoes SA	1,928,102	10,761,120	0.2%
	Other Securities		202,214,645	4.2%

TOTAL BRAZIL			269,826,788	5.7%

CANADA — (0.1%)
	Other Security		4,166,582	0.1%

CHILE — (1.1%)
	Other Securities		53,305,918	1.1%

CHINA — (20.2%)
*	3SBio, Inc.	8,281,000	8,395,410	0.2%
#*	Baozun, Inc., Sponsored ADR	283,293	9,020,049	0.2%
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169	0.2%
	China Aoyuan Group, Ltd.	9,537,000	11,205,310	0.2%
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012	0.3%
	China Everbright, Ltd.	7,078,000	10,820,658	0.2%
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535	0.2%
	China Medical System Holdings, Ltd.	9,137,500	10,756,396	0.2%
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839	0.2%
#	Chinasoft International, Ltd.	15,438,000	8,101,568	0.2%
	Far East Horizon, Ltd.	13,038,000	10,554,704	0.2%
#*	GOME Retail Holdings, Ltd.	77,867,000	9,039,924	0.2%
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035	0.2%
*	JOYY, Inc., ADR	133,218	8,120,969	0.2%
	Kingboard Holdings, Ltd.	5,180,421	12,637,930	0.3%
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680	0.4%
	KWG Group Holdings, Ltd.	9,431,950	13,952,626	0.3%
	Minth Group, Ltd.	5,017,000	12,064,006	0.3%
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602	0.3%
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013	0.3%
*	SINA Corp.	241,982	8,171,732	0.2%
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390	0.2%
	SSY Group, Ltd.	11,747,152	8,271,578	0.2%
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000	0.2%
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034	0.2%
	Other Securities		697,175,828	14.5%

TOTAL CHINA			966,698,997	20.3%

COLOMBIA — (0.2%)
	Other Securities		7,247,813	0.2%

GREECE — (0.5%)
	Other Securities		23,952,535	0.5%

176

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.1%)
Other Securities		$2,519,974	0.1%

HUNGARY — (0.1%)
Other Securities		5,180,849	0.1%

INDIA — (11.5%)
Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932	0.2%
Ipca Laboratories, Ltd.	386,950	8,256,725	0.2%
Jubilant Foodworks, Ltd.	499,835	10,779,815	0.2%
PI Industries, Ltd.	438,938	9,166,386	0.2%
Tata Consumer Products, Ltd.	2,827,902	13,144,417	0.3%
Other Securities		500,218,536	10.5%

TOTAL INDIA		550,288,811	11.6%

INDONESIA — (1.9%)
Other Securities		93,031,575	2.0%

MALAYSIA — (2.6%)
Other Securities		124,358,674	2.6%

MEXICO — (2.3%)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V	2,491,314	9,118,244	0.2%
Other Securities		102,732,421	2.2%

TOTAL MEXICO		111,850,665	2.4%

PHILIPPINES — (1.2%)
Other Securities		58,882,936	1.2%

POLAND — (1.0%)
Other Securities		46,514,770	1.0%

QATAR — (0.0%)
Other Securities		1,069,255	0.0%

RUSSIA — (0.3%)
Other Securities		15,304,807	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		4,149,187	0.1%

SOUTH AFRICA — (5.4%)
Clicks Group, Ltd.	1,489,117	18,548,849	0.4%
Gold Fields, Ltd.	1,398,586	10,410,527	0.2%
Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571	0.3%
#* Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572	0.2%
Impala Platinum Holdings, Ltd.	5,393,781	32,169,881	0.7%
* Northam Platinum, Ltd.	2,500,595	12,394,032	0.3%
* Sibanye Stillwater, Ltd.	9,471,405	19,294,880	0.4%
# SPAR Group, Ltd. (The)	1,170,218	11,154,278	0.2%
Other Securities		131,745,759	2.8%

TOTAL SOUTH AFRICA		258,991,349	5.5%

SOUTH KOREA — (14.7%)
# Seegene, Inc.	148,228	11,164,208	0.3%

177

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$694,078,159	14.5%

TOTAL SOUTH KOREA		705,242,367	14.8%

TAIWAN — (23.3%)
Chipbond Technology Corp.	4,387,000	8,258,539	0.2%
# Epistar Corp.	7,963,000	10,137,948	0.2%
King Yuan Electronics Co., Ltd.	6,784,979	8,133,024	0.2%
Other Securities		1,091,438,363	22.9%

TOTAL TAIWAN		1,117,967,874	23.5%

THAILAND — (3.3%)
Other Securities		157,545,289	3.3%

TURKEY — (1.2%)
Other Securities		57,771,017	1.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		1,021,772	0.0%

TOTAL COMMON STOCKS		4,636,889,804	97.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Cia Paranaense de Energia	878,499	8,788,382	0.2%
Other Securities		44,740,521	0.9%

TOTAL BRAZIL		53,528,903	1.1%

CHILE — (0.0%)
Other Security		803,325	0.0%

COLOMBIA — (0.0%)
Other Securities		379,389	0.0%

TOTAL PREFERRED STOCKS		54,711,617	1.1%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		45,673	0.0%

THAILAND — (0.0%)
Other Securities		3,405	0.0%

TOTAL RIGHTS/WARRANTS		49,078	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	9,078,365	105,045,762	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,612,340,232)		$4,796,696,261	100.9%

178

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

See accompanying Notes to Financial Statements.

179

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $637,919, $158,009, $159,324 and $33,367 of securities on loan, respectively)	$9,376,464	$2,954,099	$1,283,296	$1,511,887
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $595,071, $74,957, $44,170 and $35,381, respectively)	595,253	74,982	44,178	35,389
Segregated Cash for Futures Contracts	10,116	—	—	—
Foreign Currencies at Value	55,205	2,600	3,502	72
Cash	61,426	3,491	24	1,275
Receivables:
Investment Securities Sold	23,162	6,718	595	2,059
Dividends, Interest and Tax Reclaims	74,471	40,679	2,015	5,601
Securities Lending Income	1,009	355	316	59

Total Assets	10,197,106	3,082,924	1,333,926	1,556,342

LIABILITIES:
Payables:
Upon Return of Securities Loaned	595,098	75,011	44,173	35,387
Investment Securities Purchased	1,479	3,489	1,065	1,687
Due to Advisor	1,513	235	98	115
Futures Margin Variation	1,627	—	—	—
Unrealized Loss on Foreign Currency Contracts	28	—	—	—
Accrued Expenses and Other Liabilities	957	306	162	152

Total Liabilities	600,702	79,041	45,498	37,341

NET ASSETS	$9,596,404	$3,003,883	$1,288,428	$1,519,001

Investment Securities at Cost	$12,176,940	$3,087,491	$1,689,994	$1,836,577

Foreign Currencies at Cost	$55,465	$2,608	$3,484	$72

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

180

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series*	Series*	Series*	Cap Series*
ASSETS:
Investment Securities at Value (including $420,797, $144,614, $190,326 and $434,342 of securities on loan, respectively)	$4,470,595	$825,621	$5,227,805	$4,691,650
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $445,002, $119,887, $113,204 and $105,023, respectively)	445,070	119,912	113,230	105,046
Segregated Cash for Futures Contracts	—	—	8,459	—
Foreign Currencies at Value	9,413	2,554	30,049	24,491
Cash	5,921	171	48,573	19,102
Receivables:
Investment Securities Sold	4,461	7,779	8,698	8,803
Dividends, Interest and Tax Reclaims	15,745	335	7,270	7,809
Securities Lending Income	964	174	367	1,738
Unrealized Gain on Foreign Currency Contracts	13	1	75	—

Total Assets	4,952,182	956,547	5,444,526	4,858,639

LIABILITIES:
Payables:
Upon Return of Securities Loaned	445,097	119,891	113,234	104,999
Investment Securities Purchased	6,606	9,005	424	—
Due to Advisor	345	60	415	746
Futures Margin Variation	—	—	1,416	—
Accrued Expenses and Other Liabilities	406	84	1,046	995

Total Liabilities	452,454	129,040	116,535	106,740

NET ASSETS	$4,499,728	$827,507	$5,327,991	$4,751,899

Investment Securities at Cost	$4,808,611	$1,142,671	$4,216,507	$5,507,317

Foreign Currencies at Cost	$9,348	$2,558	$30,449	$24,456

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

181

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17,642, $5,110, $414 and $216, respectively)	$166,389	$46,037	$19,897	$31,264
Income from Securities Lending	2,415	2,754	2,250	311

Total Investment Income	168,804	48,791	22,147	31,575

Expenses
Investment Management Fees	11,417	1,714	752	1,009
Accounting & Transfer Agent Fees	246	78	39	49
Custodian Fees	369	210	129	45
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	31	9	4	6
Professional Fees	90	26	12	16
Other	120	40	18	23

Total Expenses	12,280	2,084	961	1,155

Fees Paid Indirectly (Note C)	(435)	(44)	(25)	(11)

Net Expenses	11,845	2,040	936	1,144

Net Investment Income (Loss)	156,959	46,751	21,211	30,431

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127,766)	(8,018)	(15,128)	9,031
Affiliated Investment Companies Shares Sold	(14)	(13)	(12)	(3)
Futures	5,224	—	1,069	(365)
Foreign Currency Transactions	(2,418)	(221)	(593)	(381)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(547,683)	(301,517)	(476,890)
Affiliated Investment Companies Shares	150	15	3	5
Futures	11,212	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	307	4	(364)

Net Realized and Unrealized Gain (Loss)	(3,126,544)	(555,613)	(316,174)	(468,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,969,585)	$(508,862)	$(294,963)	$(438,536)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

182

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,572, $2,056, $7,104 and $5,498, respectively)	$34,520	$11,921	$52,164	$49,546
Income from Securities Lending	6,123	1,321	1,881	14,449

Total Investment Income	40,643	13,242	54,045	63,995

Expenses
Investment Management Fees	2,651	527	2,856	5,930
Accounting & Transfer Agent Fees	118	27	127	131
Custodian Fees	305	27	907	1,300
Shareholders’ Reports	7	7	7	7
Directors’/Trustees’ Fees & Expenses	14	3	15	17
Professional Fees	41	8	69	84
Other	52	10	51	67

Total Expenses	3,188	609	4,032	7,536

Fees Paid Indirectly (Note C)	(65)	(5)	(227)	(174)

Net Expenses	3,123	604	3,805	7,362

Net Investment Income (Loss)	37,520	12,638	50,240	56,633

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,539	(98,654)	(37,247)	(267,359)
Affiliated Investment Companies Shares Sold	(41)	(6)	(11)	(6)
Futures	(109)	—	(4,089)	8,176
Foreign Currency Transactions	(158)	(336)	(3,493)	(4,953)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(938,313)	(98,892)	(807,082)	(897,999)
Affiliated Investment Companies Shares	9	5	6	(2)
Futures	—	—	8,293	(755)
Translation of Foreign Currency-Denominated Amounts	3	3	(288)	(686)

Net Realized and Unrealized Gain (Loss)	(925,070)	(197,880)	(843,911)	(1,163,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(887,550)	$(185,242)	$(793,671)	$(1,106,951)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,959	$472,464	$46,751	$81,603	$21,211	$68,215
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127,766)	(46,440)	(8,018)	63,546	(15,128)	28,597
Affiliated Investment Companies Shares Sold	(14)	14	(13)	—	(12)	3
Futures	5,224	3,070	—	—	1,069	(97)
Foreign Currency Transactions	(2,418)	928	(221)	893	(593)	(572)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,012,958)	(6,446)	(547,683)	2,479	(301,517)	(10,141)
Affiliated Investment Companies Shares	150	(10)	15	10	3	4
Futures	11,212	7,836	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	26	652	307	9	4	16

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,969,585)	432,068	(508,862)	148,540	(294,963)	86,025

Transactions in Interest:
Contributions	838,373	903,879	60,201	105,276	61,804	84,771
Withdrawals	(693,234)	(1,068,437)	(295,633)	(339,736)	(120,256)	(259,324)

Net Increase (Decrease) from Transactions in Interest	145,139	(164,558)	(235,432)	(234,460)	(58,452)	(174,553)

Total Increase (Decrease) in Net Assets	(2,824,446)	267,510	(744,294)	(85,920)	(353,415)	(88,528)
Net Assets
Beginning of Period	12,420,850	12,153,340	3,748,177	3,834,097	1,641,843	1,730,371

End of Period	$9,596,404	$12,420,850	$3,003,883	$3,748,177	$1,288,428	$1,641,843

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,431	$76,252	$37,520	$146,906	$12,638	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	9,031	45,398	13,539	271,616	(98,654)	(81,417)
Affiliated Investment Companies Shares Sold	(3)	2	(41)	7	(6)	(6)
Futures	(365)	—	(109)	—	—	—
Foreign Currency Transactions	(381)	(1,016)	(158)	(101)	(336)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(476,890)	105,943	(938,313)	20,336	(98,892)	60,948
Affiliated Investment Companies Shares	5	1	9	46	5	16
Translation of Foreign Currency-Denominated Amounts	(364)	552	3	63	3	6

Net Increase (Decrease) in Net Assets Resulting from Operations	(438,536)	227,132	(887,550)	438,873	(185,242)	6,201

Transactions in Interest:
Contributions	5,430	92,887	133,628	223,410	1,116	99,460
Withdrawals	(325,344)	(231,393)	(353,845)	(477,048)	(136,982)	(103,857)

Net Increase (Decrease) from Transactions in Interest	(319,914)	(138,506)	(220,217)	(253,638)	(135,866)	(4,397)

Total Increase (Decrease) in Net Assets	(758,450)	88,626	(1,107,767)	185,235	(321,108)	1,804
Net Assets
Beginning of Period	2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811

End of Period	$1,519,001	$2,277,451	$4,499,728	$5,607,495	$827,507	$1,148,615

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,240	$177,871	$56,633	$192,591
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(37,247)	(58,802)	(267,359)	60,673
Affiliated Investment Companies Shares Sold	(11)	(6)	(6)	3
Futures	(4,089)	1,845	8,176	(614)
Foreign Currency Transactions	(3,493)	(438)	(4,953)	(2,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(807,082)	502,945	(897,999)	564,555
Affiliated Investment Companies Shares	6	9	(2)	19
Futures	8,293	3,110	(755)	3,854
Translation of Foreign Currency-Denominated Amounts	(288)	21	(686)	42

Net Increase (Decrease) in Net Assets Resulting from Operations	(793,671)	626,555	(1,106,951)	818,630

Transactions in Interest:
Contributions	975,720	437,177	428,334	324,046
Withdrawals	(888,220)	(499,219)	(999,851)	(1,018,611)

Net Increase (Decrease) from Transactions in Interest	87,500	(62,042)	(571,517)	(694,565)

Total Increase (Decrease) in Net Assets	(706,171)	564,513	(1,678,468)	124,065
Net Assets
Beginning of Period	6,034,162	5,469,649	6,430,367	6,306,302

End of Period	$5,327,991	$6,034,162	$4,751,899	$6,430,367

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(24.27	%)(B)	3.60%	(8.10%)	26.53%	(0.10%)	(5.35%)	(13.87	%)(B)	4.47%	(7.46%)	27.10%	14.53%	9.04%

Net Assets, End of Period (thousands)	$9,596,404		$12,420,850	$12,153,340	$12,732,150	$9,729,540	$9,227,905	$3,003,883		$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.75	%(C)	3.92%	3.21%	3.33%	3.72%	3.31%	2.73	%(C)	2.32%	1.90%	1.90%	1.99%	1.69%
Portfolio Turnover Rate	4	%(B)	16%	20%	17%	17%	21%	4	%(B)	12%	17%	13%	10%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(18.01	%)(B)	5.27%	(8.14%)	16.21%	16.69%	(11.83%)	(21.03	%)(B)	10.67%	(8.90%)	29.87%	(15.82%)	9.95%

Net Assets, End of Period (thousands)	$1,288,428		$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,519,001		$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.82	%(C)	4.11%	3.96%	3.82%	4.00%	4.17%	3.02	%(C)	3.43%	3.23%	3.40%	4.36%	3.44%
Portfolio Turnover Rate	9	%(B)	18%	18%	14%	10%	7%	6	%(B)	18%	14%	9%	15%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(15.72	%)(B)	8.43%	(10.78%)	34.27%	6.10%	9.81%	(14.50	%)(B)	1.00%	(10.44%)	12.10%	20.77%	(25.00%)

Net Assets, End of Period (thousands)	$4,499,728		$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$827,507		$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.13%	0.12%	0.13%	0.13%	0.13%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	2.74%	2.51%	2.33%	2.49%	2.44%	2.40	%(C)	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	6	%(B)	17%	15%	13%	9%	14%	8	%(B)	12%	14%	22%	8%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

189

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Total Return	(14.12	%)(B)	11.40%	(11.83%)	25.26%	11.44%	(14.86%)	(17.18	%)(B)	13.47%	(16.06%)	21.55%	14.45%	(9.42%)

Net Assets, End of Period (thousands)	$5,327,991		$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,403,555	$4,751,899		$6,430,367	$6,306,302	$7,253,457	$5,515,647	$4,898,307
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.14%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.24%	0.24%	0.27%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.15%	0.14%	0.15%	0.15%	0.16%	0.25	%(C)	0.25%	0.24%	0.27%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.76	%(C)	3.04%	2.40%	2.23%	2.45%	2.39%	1.91	%(C)	2.90%	2.77%	2.78%	2.89%	2.62%
Portfolio Turnover Rate	11	%(B)	9%	12%	8%	5%	9%	7	%(B)	12%	12%	15%	18%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

190

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

191

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

192

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

193

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$435
The Japanese Small Company Series	44
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	11
The Continental Small Company Series	65
The Canadian Small Company Series	5
The Emerging Markets Series	227
The Emerging Markets Small Cap Series	174

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amounts paid by the Trust to the CCO were $45 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$327
The Japanese Small Company Series	78
The Asia Pacific Small Company Series	41
The United Kingdom Small Company Series	54
The Continental Small Company Series	98
The Canadian Small Company Series	25
The Emerging Markets Series	125
The Emerging Markets Small Cap Series	109

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$734,331	$454,280
The Japanese Small Company Series	$129,038	$329,609
The Asia Pacific Small Company Series	$127,451	$144,237
The United Kingdom Small Company Series	$124,579	$255,293
The Continental Small Company Series	$295,333	$493,309
The Canadian Small Company Series	$80,740	$199,376
The Emerging Markets Series	$720,140	$618,661
The Emerging Markets Small Cap Series	$408,498	$889,850

194

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

Total	$257,592	$2,429,069	$2,091,544	$(14)	$150	$595,253	51,444	$7,873	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

Total	$91,203	$238,806	$255,029	$(13)	$15	$74,982	6,480	$1,760	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

Total	$48,848	$129,829	$134,490	$(12)	$3	$44,178	3,818	$1,437	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

Total	$18,814	$106,006	$89,433	$(3)	$5	$35,389	3,058	$503	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

Total	$514,886	$612,642	$682,426	$(41)	$9	$445,070	38,464	$9,043	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

Total	$181,292	$345,239	$406,618	$(6)	$5	$119,912	10,363	$2,840	—

195

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

Total	$133,344	$352,311	$372,420	$(11)	$6	$113,230	9,786	$3,062	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

Total	$226,780	$313,593	$435,319	$(6)	$(2)	$105,046	9,078	$4,689	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$12,499,891	$1,563,341	$(999,237)	$564,104
The Japanese Small Company Series	3,311,087	684,678	(402,664)	282,014
The Asia Pacific Small Company Series	1,759,922	365,079	(340,291)	24,788
The United Kingdom Small Company Series	2,218,764	517,452	(357,406)	160,046
The Continental Small Company Series	5,402,748	1,373,345	(697,632)	675,713
The Canadian Small Company Series	1,501,830	145,854	(382,978)	(237,124)
The Emerging Markets Series	4,301,031	2,317,469	(372,458)	1,945,011
The Emerging Markets Small Cap Series	6,909,001	1,540,412	(1,257,351)	283,061

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

196

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$111,790
The Asia Pacific Small Company Series	2,651
The United Kingdom Small Company Series	864
The Emerging Markets Series	61,299
The Emerging Markets Small Cap Series	39,664

*	Average Notional Value of contracts

197

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts *,(1)
The DFA International Value Series	$12,257	$12,257
The Emerging Markets Series	8,697	8,697

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$5,224	$5,224
The Asia Pacific Small Company Series	1,069	1,069	*
The United Kingdom Small Company Series	(365)	(365	)*
The Continental Small Company Series	(109)	(109	)*
The Emerging Markets Series	(4,089)	(4,089)
The Emerging Markets Small Cap Series	8,176	8,176	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$11,212	$11,212
The Emerging Markets Series	8,293	8,293
The Emerging Markets Small Cap Series	(755)	(755)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Series had limited activity in futures contracts.

198

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The DFA International Value Series	2.31%	$3,545	4	$1	$7,955	—
The Japanese Small Company Series	2.03%	7,167	10	5	23,988	—
The Asia Pacific Small Company Series	1.64%	153	16	—	1,588	—
The United Kingdom Small Company Series	1.97%	112	11	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	2.31%	392	5	—	1,061	—
The Emerging Markets Series	2.30%	61	1	—	61	—
The Emerging Markets Small Cap Series	1.65%	5,714	16	4	10,437	—

*	Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

199

agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$29,654	$39,329	$(23,980)
The Japanese Small Company Series	17,533	12,981	(370)
The Asia Pacific Small Company Series	14,914	18,896	3,461
The United Kingdom Small Company Series	2,432	1,482	45
The Continental Small Company Series	17,971	20,577	(3,254)
The Canadian Small Company Series	11,118	12,485	(4,867)
The Emerging Markets Series	1,169	1,727	(643)
The Emerging Markets Small Cap Series	2,959	1,963	(821)

J. Securities Lending:

As of April 30, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$69,564
The Japanese Small Company Series	95,136
The Asia Pacific Small Company Series	131,003
The Continental Small Company Series	5,245
The Canadian Small Company Series	33,064
The Emerging Markets Series	90,326
The Emerging Markets Small Cap Series	357,896

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned

200

securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$595,098	—	—	—	$595,098
The Japanese Small Company Series
Common Stocks	75,011	—	—	—	75,011
The Asia Pacific Small Company Series
Common Stocks	44,173	—	—	—	44,173
The United Kingdom Small Company Series
Common Stocks	35,387	—	—	—	35,387
The Continental Small Company Series
Common Stocks, Rights/Warrants	445,097	—	—	—	445,097
The Canadian Small Company Series
Common Stocks, Rights/Warrants	119,891	—	—	—	119,891
The Emerging Markets Series
Common Stocks	113,234	—	—	—	113,234
The Emerging Markets Small Cap Series
Common Stocks	104,999	—	—	—	104,999

201

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

202

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

203

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$809.00	0.14%	$0.63
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.17	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

204

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	6.3%
Consumer Discretionary	6.5%
Consumer Staples	2.4%
Energy	14.2%
Financials	29.7%
Health Care	1.9%
Industrials	8.6%
Information Technology	8.9%
Materials	13.9%
Real Estate	6.1%
Utilities	1.5%

100.0%

205

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
Other Security	$19,230	0.0%

BRAZIL — (4.5%)
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343	0.6%
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734	0.6%
Vale SA	27,820,681	229,506,936	1.7%
Vale SA, Sponsored ADR	1,771,958	14,618,653	0.1%
Other Securities	212,242,596	1.6%

TOTAL BRAZIL	612,152,262	4.6%

CANADA — (0.0%)
Other Security	5,632,815	0.0%

CHILE — (1.0%)
Other Securities	136,227,454	1.0%

CHINA — (29.3%)
Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682	0.6%
Bank of China, Ltd., Class H	429,401,817	163,474,449	1.2%
China Construction Bank Corp., Class H	699,567,101	561,516,727	4.2%
China Mobile, Ltd.	47,016,500	377,968,321	2.8%
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414	0.6%
China Overseas Land & Investment, Ltd.	35,908,000	132,642,202	1.0%
China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955	0.5%
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218	0.4%
China Resources Land, Ltd.	27,684,000	114,395,916	0.9%
China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758	0.4%
CNOOC, Ltd.	135,780,000	150,121,293	1.1%
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573	1.9%
PetroChina Co., Ltd., Class H	176,780,000	63,497,871	0.5%
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528	0.5%
Other Securities	1,741,095,018	12.8%

TOTAL CHINA	3,973,557,295	29.6%

COLOMBIA — (0.1%)
Other Securities	13,878,602	0.1%

CZECH REPUBLIC — (0.2%)
Other Security	27,147,010	0.2%

GREECE — (0.1%)
Other Securities	16,210,827	0.1%

HONG KONG — (0.0%)
Other Securities	2,108,252	0.0%

HUNGARY — (0.3%)
Other Securities	33,321,434	0.2%

206

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (12.3%)
Axis Bank, Ltd.	9,870,296	$57,556,568	0.4%
* Bharti Airtel, Ltd.	23,172,024	157,880,995	1.2%
ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789	0.4%
Reliance Industries, Ltd.	29,368,007	570,223,509	4.3%
Reliance Industries, Ltd., GDR	16,375	621,375	0.0%
Other Securities		825,319,230	6.1%

TOTAL INDIA.		1,668,881,466	12.4%

INDONESIA — (1.8%)
Other Securities		248,418,232	1.8%

MALAYSIA — (2.3%)
Other Securities		304,136,388	2.3%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409	0.6%
Other Securities		218,752,223	1.6%

TOTAL MEXICO.		293,200,632	2.2%

PHILIPPINES — (1.0%)
Other Securities		131,884,986	1.0%

POLAND — (0.8%)
Other Securities		109,551,653	0.8%

QATAR — (0.0%)
Other Security		23,891	0.0%

RUSSIA — (1.7%)
Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090	0.6%
Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816	1.0%
Other Securities		26,656,170	0.2%

TOTAL RUSSIA		235,545,076	1.8%

SAUDI ARABIA — (0.1%)
Other Securities		9,879,430	0.1%

SOUTH AFRICA — (4.2%)
AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711	0.4%
Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098	0.7%
# MTN Group, Ltd.	18,791,045	49,380,214	0.4%
# Standard Bank Group, Ltd.	11,276,419	62,219,873	0.5%
Other Securities		320,394,751	2.3%

TOTAL SOUTH AFRICA		571,986,647	4.3%

SOUTH KOREA — (13.6%)
Hana Financial Group, Inc.	3,104,872	70,878,029	0.5%
Hyundai Mobis Co., Ltd.	348,715	49,301,397	0.4%
Hyundai Motor Co.	973,740	75,262,722	0.6%
KB Financial Group, Inc.	2,105,869	60,251,658	0.5%
# KB Financial Group, Inc., ADR	2,874,360	80,884,490	0.6%
Kia Motors Corp	2,187,683	53,433,488	0.4%
LG Electronics, Inc.	1,283,495	57,763,781	0.4%

207

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
POSCO	599,309	$90,558,836	0.7%
# POSCO, Sponsored ADR	1,216,529	45,267,044	0.4%
Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600	0.7%
Other Securities		1,168,361,353	8.5%

TOTAL SOUTH KOREA		1,838,210,398	13.7%

TAIWAN — (18.5%)
Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006	0.8%
China Steel Corp.	129,590,320	86,795,292	0.7%
CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413	0.8%
E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832	0.7%
First Financial Holding Co., Ltd.	81,659,283	60,139,848	0.5%
Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553	0.7%
Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044	1.4%
Mega Financial Holding Co., Ltd.	73,522,796	73,958,714	0.6%
# Taiwan Cement Corp.	66,265,095	95,605,638	0.7%
# United Microelectronics Corp.	119,503,681	61,827,025	0.5%
Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658	0.4%
Other Securities		1,485,487,165	10.8%

TOTAL TAIWAN		2,505,144,188	18.6%

THAILAND — (2.5%)
PTT PCL	84,157,300	92,337,634	0.7%
Other Securities		240,290,842	1.8%

TOTAL THAILAND		332,628,476	2.5%

TURKEY — (0.7%)
Other Securities		89,246,686	0.7%

UNITED ARAB EMIRATES — (0.0%)
Other Security		27,658	0.0%

TOTAL COMMON STOCKS		13,159,020,988	98.0%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746	0.5%
Other Securities		18,305,789	0.1%

TOTAL BRAZIL		76,811,535	0.6%

COLOMBIA — (0.0%)
Other Securities		5,733,317	0.0%

TOTAL PREFERRED STOCKS		82,544,852	0.6%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		70,159	0.0%

TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	26,129,631	$302,345,960	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,719,681,827)		$13,543,981,959	100.8%

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts			$94,231,163	$101,276,150	$7,044,987

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317

209

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Taiwan	—	$70,159	—	$70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	$7,044,987	—	—	7,044,987

TOTAL	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

210

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund
ASSETS:
Investment Securities at Value (including $497,192 of securities on loan)*	$13,241,636
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $302,264)	302,346
Segregated Cash for Futures Contracts	9,515
Foreign Currencies at Value	68,711
Cash	98,995
Receivables:
Investment Securities Sold	22,706
Dividends, Interest and Tax Reclaims	9,617
Securities Lending Income	977
Futures Margin Variation	3,739

Total Assets	13,758,242

LIABILITIES:
Payables:
Upon Return of Securities Loaned	302,318
Investment Securities Purchased	17,398
Due to Advisor	1,054
Accrued Expenses and Other Liabilities	3,695

Total Liabilities	324,465

NET ASSETS	$13,433,777

Investment Securities at Cost	$15,417,418

Foreign Currencies at Cost	$69,203

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

211

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional
Emerging
Markets
Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,736)	$159,924
Income from Securities Lending	5,139

Total Investment Income	165,063

Expenses
Investment Management Fees	8,004
Accounting & Transfer Agent Fees	363
Custodian Fees	2,999
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	44
Professional Fees	224
Other	231

Total Expenses	11,873

Fees Paid Indirectly (Note C)	(628)

Net Expenses	11,245

Net Investment Income (Loss)	153,818

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(478,266)
Affiliated Investment Companies Shares Sold	(8)
Futures	9,652
Foreign Currency Transactions	(10,500)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)
Affiliated Investment Companies Shares	24
Futures	3,737
Translation of Foreign Currency-Denominated Amounts	(2,080)

Net Realized and Unrealized Gain (Loss)	(3,411,166)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,257,348)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

212

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2020	2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$153,818	$520,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(478,266)	(179,248)
Affiliated Investment Companies Shares Sold	(8)	(19)
Futures	9,652	5,514
Foreign Currency Transactions	(10,500)	(3,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,933,725)	474,939
Affiliated Investment Companies Shares	24	35
Futures	3,737	12,212
Translation of Foreign Currency-Denominated Amounts	(2,080)	(50)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,257,348)	831,061

Transactions in Interest:
Contributions	579,727	1,538,030
Withdrawals	(1,314,699)	(1,627,901)

Net Increase (Decrease) from Transactions in Interest	(734,972)	(89,871)

Total Increase (Decrease) in Net Assets	(3,992,320)	741,190
Net Assets
Beginning of Period	17,426,097	16,684,907

End of Period	$13,433,777	$17,426,097

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.

See accompanying Notes to Financial Statements.

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Total Return	(19.10	%)(B)	5.24%	(9.06%)	24.89%	15.80%	(17.95%)

Net Assets, End of Period (thousands)	$13,433,777		$17,426,097	$16,684,907	$19,612,211	$16,647,507	$15,088,058
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.13%	0.14%	0.16%	0.16%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	2.95%	2.78%	2.64%	2.72%	2.54%
Portfolio Turnover Rate	10	%(B)	14%	13%	14%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities

215

exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $527 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

216

following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2020, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2020, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$628

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amounts paid by the Fund to the CCO were $9 (in thousands) and are included in Other Expenses on the Statement of Operations.

217

D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,534,855	$2,097,212

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	April 30, 2020	April 30, 2020	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

Total	$398,290	$1,074,045	$1,170,005	$(8)	$24	$302,346	26,130	$9,420	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$17,429,703	$4,005,245	$(2,389,655)	$1,615,590

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

218

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$131,531

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2020	Contracts *,(1)
Dimensional Emerging Markets Value Fund	$7,045	$7,045

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

219

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$9,652	$9,652

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$3,737	$3,737

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

220

For the six months ended April 30, 2020, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
Dimensional Emerging Markets Value Fund	2.30%	$2,371	3	—	$2,371	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2020, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,000	$2,390	$(694)

I. Securities Lending:

As of April 30, 2020, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$289,995

221

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$302,318	—	—	—	$302,318

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

222

annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Fund may be adversely affected in the near term and, potentially, beyond.

223

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

224

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

225

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

226

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

227

DFA043020-001SI 00245690

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA LTIP Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA Short-Term Government Portfolio	DFA Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA NY Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA MN Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

Page
Board Approval of Investment Management Agreements	291

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
SD CRED PROG	School District Credit Program
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars
NZD	New Zealand Dollars
JPY	Japanese Yen

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Investment Footnotes

†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
¥	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,007.10	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.30	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,001.10	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,009.00	0.27%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,015.90	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,006.70	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,079.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,016.30	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$991.00	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$997.80	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,045.00	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.60	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,184.20	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,048.30	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$984.60	0.24%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$969.70	0.23%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$963.00	0.27%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.70	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.00	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.30	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,003.70	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,005.60	0.31%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56
DFA Oregon Municipal Bond Portfolio (3)
Actual Fund Return	$1,000.00	$1,003.90	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (233), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 182 day period for the period ended April 30, 2020 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Corporate	13.8%
Government	44.2%
Foreign Corporate	15.2%
Foreign Government	14.1%
Supranational	12.7%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	6.9%
Foreign Corporate	31.9%
Foreign Government	46.9%
Supranational	14.3%

100.0%

DFA Intermediate Government Fixed Income Portfolio
Government	100.0%

100.0%

DFA Targeted Credit Portfolio
Corporate	53.5%
Government	2.3%
Foreign Corporate	42.6%
Foreign Government	1.3%
Supranational	0.3%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	12.3%
Government	3.8%
Foreign Corporate	30.5%
Foreign Government	36.2%
Supranational	17.2%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Government	1.5%
Foreign Government	85.7%
Supranational	12.8%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	34.4%
Government	9.9%
Foreign Corporate	33.1%
Foreign Government	16.8%
Supranational	5.8%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Corporate	45.3%
Government	8.4%
Foreign Corporate	27.6%
Foreign Government	14.2%
Supranational	4.5%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Corporate	35.3%
Government	9.2%
Foreign Corporate	34.8%
Foreign Government	15.1%
Supranational	5.6%

100.0%

DFA Short-Term Government Portfolio
Government	100.0%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Corporate	70.1%
Government	10.1%
Foreign Corporate	19.7%
Foreign Government	0.1%

100.0%

DFA Investment Grade Portfolio
Corporate	44.8%
Government	41.7%
Foreign Corporate	11.7%
Foreign Government	1.8%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

continued

DFA Diversified Fixed Income Portfolio
Government	19.5%
Affiliated Investment Companies	80.5%

100.0%

DFA Short-Duration Real Return Portfolio
Corporate	43.7%
Government	11.8%
Foreign Corporate	33.8%
Foreign Government	7.6%
Supranational	3.1%

100.0%

DFA Municipal Bond Portfolio
Muni G.O. Local	57.8%
Muni G.O. State	23.9%
Muni Revenue	16.1%
Muni Pre-Refunded	2.2%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Muni G.O. Local	52.3%
Muni G.O. State	16.1%
Muni Revenue	19.5%
Muni Pre-Refunded	12.1%

100.0%
DFA MN Municipal Bond Portfolio
Muni G.O. Local	66.9%
Muni G.O. State	15.4%
Muni Revenue.	12.7%
Muni Pre-Refunded	5.0%

100.0%

DFA LTIP Portfolio
Government	100.0%

100.0%

DFA Municipal Real Return Portfolio
Muni G.O. Local	52.4%
Muni G.O. State	24.6%
Muni Revenue	21.2%
Muni Pre-Refunded	1.8%

100.0%

DFA Short-Term Municipal Bond Portfolio
Muni G.O. Local	49.7%
Muni G.O. State	27.9%
Muni Revenue	17.6%
Muni Pre-Refunded	4.8%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	39.0%
Muni G.O. State	20.2%
Muni Insured	0.1%
Muni Revenue	24.1%
Muni Pre-Refunded	16.6%

100.0%

DFA Oregon Municipal Bond Portfolio
Muni G.O. Local	35.1%
Muni G.O. State	16.1%
Muni Revenue	35.7%
Muni Pre-Refunded	13.1%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA California Municipal Real Return Portfolio
Muni G.O. Local	40.8%
Muni G.O. State	17.6%
Muni Revenue	22.6%
Muni Pre-Refunded	19.0%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	50.1%
Muni G.O. State	32.0%
Muni Insured	0.2%
Muni Revenue	16.3%
Muni Pre-Refunded	1.4%

100.0%

DFA NY Municipal Bond Portfolio
Muni G.O. Local	68.1%
Muni G.O. State	3.9%
Muni Revenue	22.9%
Muni Pre-Refunded	5.1%

100.0%

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (15.2%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	0.766%, 03/17/21	50,000	$50,046,244
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.839%, 04/16/21	112,000	112,066,814
Federal Home Loan Bank
	0.000%, 05/05/20	24,752	24,751,752
	0.000%, 05/06/20	73,500	73,499,081
	0.000%, 05/08/20	50,000	49,999,125
	0.000%, 05/12/20	75,000	74,997,937
	0.000%, 05/15/20	34,000	33,998,810
	0.000%, 05/26/20	75,000	74,995,312
	0.000%, 05/29/20	100,000	99,993,000
	0.000%, 06/01/20	50,000	49,995,695
	0.000%, 06/04/20	42,750	42,745,963
	0.000%, 07/02/20	75,000	74,984,500
#	0.000%, 07/20/20	52,000	51,986,133
#	0.000%, 08/19/20	75,000	74,972,500
	0.000%, 09/01/20	110,000	109,951,141
	0.000%, 10/16/20	75,000	74,954,500
	0.000%, 10/19/20	75,000	74,953,687

TOTAL AGENCY OBLIGATIONS BONDS — (26.7%)			1,148,892,194

African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	87,000	86,826,000
Apple, Inc., 3M USD LIBOR + 0.500%, FRN
#(r)	2.234%, 02/09/22	5,110	5,117,437
Apple, Inc., 3M USD LIBOR + 1.130%, FRN
#(r)	2.813%, 02/23/21	10,500	10,582,309
Asian Development Bank
	1.625%, 05/05/20	50,000	50,000,000
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	146,500	146,111,775

		Face
		Amount	Value†
		(000)
Asian Development Bank, 3M USD LIBOR + 0.190%, FRN
(r)	0.931%, 06/16/21	10,678	$10,681,524
Bank of Montreal
	2.100%, 06/15/20	25,905	25,949,557
Bank of Montreal, 3M USD LIBOR + 0.340%, FRN
(r)	1.651%, 07/13/20	13,691	13,681,095
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	1.181%, 06/15/20	32,065	32,066,740
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	1.771%, 04/13/21	16,178	16,153,280
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	11,846	11,943,192
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	1.642%, 01/08/21	39,053	38,916,184
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	1.575%, 04/20/21	6,000	5,986,027
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	1.411%, 07/14/20	15,000	15,022,421
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	1.683%, 10/05/20	3,735	3,732,577
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21	21,180	21,129,411
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	1.206%, 10/16/20	50,000	50,021,446
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)	1.574%, 09/04/20	3,300	3,303,663
(r)	1.161%, 09/29/20	43,000	43,042,140
EUROFIMA
	1.750%, 05/29/20	14,900	14,911,473

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
European Investment Bank
#	1.750%, 05/15/20	7,800	$7,802,496
	1.375%, 06/15/20	24,500	24,520,849
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r) 1.314%, 03/24/21		2,043	2,046,377
IADB Discount Notes
	0.000%, 05/26/20	48,000	47,997,000
	0.000%, 05/28/20	47,000	46,996,827
IBRD Discount Notes
	0.000%, 05/04/20	70,000	69,999,475
	0.000%, 05/11/20	31,000	30,999,225
	0.000%, 06/29/20	85,000	84,986,069
Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	0.971%, 10/25/21	73,830	73,664,621
Inter-American Development Bank, 3M USD LIBOR + 0.000%, FRN
(r)	1.219%, 01/15/22	159	158,533
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	1.439%, 10/15/20	10,700	10,717,655
Inter-American Investment Corp., 3M USD LIBOR + 0.090%, FRN
(r)	1.401%, 10/12/21	30,250	30,259,075
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.755%, 08/23/21	23,500	23,498,657
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.824%, 03/12/21	5,000	4,998,042
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	1.071%, 06/16/20	9,782	9,788,691
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.824%, 03/12/21	66,522	66,495,956

		Face
		Amount	Value†
		(000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	1.129%, 09/08/21	3,000	$3,002,250
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	1.071%, 06/16/20	27,500	27,518,810
Kommunekredit
	1.625%, 06/12/20	94,913	95,014,557
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.742%, 02/17/21	27,200	27,192,819
Municipality Finance PLC, 3M USD LIBOR + 0.010%, FRN
(r)Ω	1.001%, 10/26/20	88,000	88,026,392
Nederlandse Waterschapsbank NV, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.811%, 12/15/21	42,200	42,181,394
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)	0.811%, 12/15/21	10,000	9,995,591
Nordic Investment Bank
	1.500%, 09/29/20	9,200	9,227,044
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.774%, 02/08/21	30,200	30,203,020
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)	1.374%, 03/05/21	26,000	26,000,000
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 09/15/20	16,800	16,799,162
(r)	1.693%, 11/22/21	20,000	19,970,282
Province of Ontario Canada
	1.875%, 05/21/20	19,400	19,411,834
Royal Bank of Canada
	2.150%, 10/26/20	22,453	22,596,026

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 10/26/20	3,340	$3,333,634
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
#(r)	1.398%, 07/22/20	12,800	12,783,291
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	1.150%, 04/30/21	16,700	16,683,019
Shell International Finance BV
	2.125%, 05/11/20	39,156	39,162,286
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.181%, 05/11/20	20,912	20,912,544
Svensk Exportkredit AB, 3M USD LIBOR + 0.050%, FRN
(r)	0.791%, 12/14/20	2,000	1,999,205
Toronto-Dominion Bank (The)
	3.000%, 06/11/20	8,761	8,782,912
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 01/25/21	26,510	26,428,349
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	1.103%, 09/17/20	16,800	16,775,789
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	1.048%, 06/11/20	13,000	13,002,006
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	1.198%, 06/11/21	18,350	18,303,685
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r)	1.670%, 12/14/20	20,000	20,081,150
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	1.470%, 10/09/20	34,177	34,088,827

		Face
		Amount	Value†
		(000)
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	1.059%, 09/18/20	82,712	$82,607,802
Toyota Motor Credit Corp., 3M USD LIBOR + 0.280%, FRN
(r)	1.591%, 04/13/21	3,327	3,309,217
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	1.846%, 08/21/20	5,500	5,486,161
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	1.892%, 01/08/21	19,750	19,674,576
Walmart, Inc.
	2.850%, 06/23/20	37,314	37,443,923
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	1.425%, 06/23/21	4,105	4,099,048
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.235%, 06/23/20	48,850	48,843,237

TOTAL BONDS			2,011,047,641

U.S. TREASURY OBLIGATIONS — (7.4%)
U.S. Treasury Bills
#	0.020%, 05/14/20	87,000	86,997,761
	0.170%, 07/14/20	75,000	74,986,896
#	0.160%, 07/30/20	62,100	62,083,893
	0.190%, 09/08/20	75,000	74,963,437
#	0.160%, 10/01/20	83,000	82,960,315
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
#(r)	0.264%, 04/30/21	65,500	65,565,514
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	0.345%, 07/31/21	60,000	60,117,653
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
#(r)	0.425%, 10/31/21	50,000	50,176,685

TOTAL U.S. TREASURY OBLIGATIONS			557,852,154

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (1.9%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.937%, 01/28/21	40,000	$39,941,340
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	1.475%, 09/21/20	17,700	17,712,356
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.170%, FRN
(r)	1.091%, 05/08/20	49,000	49,010,629
(r)	0.984%, 05/15/20	20,000	20,006,966
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r)	0.808%, 10/22/20	16,000	15,991,004

TOTAL CERTIFICATES OF DEPOSIT			142,662,295

TOTAL INVESTMENT SECURITIES (Cost $3,860,518,588)			3,860,454,284

COMMERCIAL PAPER — (45.0%)
Banque Et Caisse
	0.010%, 05/07/20	22,500	22,499,694
	0.010%, 06/12/20	150,000	149,951,088
	1.650%, 06/17/20	50,000	49,981,333
BNG Bank NV
Ω	1.720%, 06/10/20	52,000	51,985,017
Ω	0.010%, 06/18/20	8,000	7,997,093
Ω	0.010%, 07/28/20	65,000	64,947,453
Ω	0.300%, 07/31/20	20,000	19,982,622
Caisse des Depots et
Ω	0.440%, 08/27/20	18,000	17,981,555
Caisse Des Depots Et
Ω	0.640%, 08/17/20	75,000	74,930,512
Ω	0.470%, 09/23/20	125,000	124,825,104
CPPIB Capital, Inc.
Ω	1.680%, 07/20/20	46,350	46,313,499
DBS Bank Ltd.
Ω	1.600%, 05/22/20	20,000	19,997,116
Ω	1.697%, 08/06/20	25,000	24,968,150
Ω	0.550%, 07/27/20	57,000	56,942,595
Eli Lilly & Co.
Ω	1.570%, 05/05/20	36,000	35,999,700
Ω	1.620%, 06/05/20	20,350	20,335,552

		Face
		Amount	Value†
		(000)
Equipment Intermediation
Ω	1.600%, 05/19/20	112,000	$111,991,607
Erste Abwicklungsanstalt
Ω	1.730%, 05/14/20	12,000	11,999,449
Ω	0.700%, 07/13/20	75,000	74,995,375
Ω	0.430%, 07/22/20	21,000	20,998,547
	0.510%, 07/22/20	75,000	74,994,812
Ω	0.010%, 08/28/20	31,000	30,976,233
Export Development Canada
	0.010%, 05/28/20	25,000	24,998,114
	0.365%, 08/25/20	15,850	15,828,365
Exxon Mobil Corp.
	1.600%, 05/21/20	50,000	49,986,641
	0.010%, 06/04/20	48,350	48,327,437
	1.600%, 06/24/20	25,000	24,975,288
KFW International Finance, Inc.
Ω	1.630%, 05/05/20	50,000	49,999,444
Ω	1.630%, 05/06/20	63,000	62,999,160
Kingdom of Denmark
	0.310%, 07/23/20	37,000	36,968,920
Landesbank Hessen-Thueringen Girozentrale
Ω	0.890%, 07/15/20	40,000	39,973,231
Landesbank Hessen-Thuringen
Ω	1.716%, 06/17/20	30,000	29,992,400
Ω	0.010%, 07/13/20	39,000	38,975,710
Ω	1.700%, 07/27/20	11,000	10,989,325
Ω	0.890%, 07/16/20	56,000	55,961,312
Ω	0.440%, 07/28/20	43,000	42,957,159
Merck & Co., Inc.
Ω	0.650%, 07/08/20	50,000	49,925,250
Ω	0.650%, 08/04/20	45,000	44,904,000
Ω	0.010%, 08/05/20	50,000	49,891,818
Ω	0.650%, 08/06/20	32,000	31,929,701
Ω	0.700%, 08/10/20	25,000	24,941,917
Ω	0.010%, 08/11/20	16,000	15,962,325
Nederlandse Waterschapsbank NV
Ω	0.010%, 06/17/20	40,000	39,997,867
Ω	0.477%, 08/19/20	75,000	74,982,656
Ω	0.470%, 08/21/20	46,000	45,990,615
NRW Bank
Ω	1.680%, 05/22/20	47,500	47,498,375
NRW. Bank
Ω	0.010%, 05/12/20	38,000	37,999,189
Ω	0.010%, 06/22/20	10,000	9,997,512
Oesterreichische Kontrollbank AG
	1.660%, 05/26/20	59,000	58,991,563
	1.660%, 08/03/20	18,000	17,981,618
	1.679%, 08/03/20	7,272	7,264,573

12

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Oversea-Chinese Banking Corp., Ltd.
Ω	1.650%, 05/12/20	132,000	$131,988,824
(r)Ω	0.879%, 08/11/20	70,000	70,000,000
Pfizer, Inc.
Ω	1.640%, 05/27/20	62,500	62,490,344
Ω	1.663%, 06/24/20	50,000	49,978,611
Ω	0.010%, 07/06/20	22,000	21,988,536
Ω	0.870%, 08/18/20	25,000	24,973,493
Ω	0.010%, 10/13/20	58,000	57,877,778
Province of Alberta
Ω	0.010%, 07/21/20	11,000	10,991,155
	0.695%, 06/11/20	25,000	24,992,125
	0.010%, 10/20/20	75,000	74,935,125
Province of Alberta Canada
	0.467%, 09/17/20	50,000	49,965,000
Province of British Columbia
	0.406%, 10/21/20	46,500	46,369,645
PSP Capital, Inc.
Ω	1.660%, 05/22/20	50,000	49,994,714
Ω	1.670%, 05/26/20	50,000	49,994,547
Ω	1.718%, 07/20/20	46,250	46,228,147
Ω	0.550%, 08/20/20	7,000	6,993,684
Ω	0.620%, 09/22/20	4,000	3,994,007
Ω	0.360%, 09/28/20	48,000	47,923,493
Queensland Treasury Corp.
	1.650%, 05/13/20	75,000	74,994,583
	1.630%, 05/14/20	19,000	18,998,855
	1.730%, 07/01/20	33,000	32,983,689
Royal Bank of Canada
	1.670%, 06/22/20	12,500	12,493,927
	1.700%, 10/16/20	24,250	24,189,665

		Face
		Amount	Value†
		(000)
Shell International Finance BV
Ω	1.750%, 09/28/20	10,925	$10,865,566
Toronto Dominion Bank
	1.670%, 07/15/20	27,000	26,986,491
Ω	1.660%, 07/15/20	15,000	14,992,495
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.050%, FRN
(r)Ω	1.791%, 02/03/21	50,000	49,925,024
Total Capital Canada Ltd.
Ω	1.670%, 05/04/20	55,900	55,899,696
Toyota Motor Credit Corp.
	1.700%, 06/04/20	29,000	28,972,285

TOTAL COMMERCIAL PAPER			3,389,767,095

		Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	61,925,821	61,925,821

SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	19,364,327	224,064,622

TOTAL INVESTMENTS — (100.0%) (Cost $7,533,075,073)			$7,536,211,822

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,148,892,194	—	$1,148,892,194
Bonds	—	2,011,047,641	—	2,011,047,641
U.S. Treasury Obligations	—	557,852,154	—	557,852,154
Certificates of Deposit	—	142,662,295	—	142,662,295
Commercial Paper	—	3,389,767,095	—	3,389,767,095
Temporary Cash Investments	$61,925,821	—	—	61,925,821
Securities Lending Collateral	—	224,064,622	—	224,064,622

TOTAL	$61,925,821	$7,474,286,001	—	$7,536,211,822

See accompanying Notes to Financial Statements.

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Bank
(r)	0.864%, 08/09/21		8,000	$8,010,226

BONDS — (73.1%)
AUSTRALIA — (0.7%)
Commonwealth Bank of Australia
Ω	2.050%, 09/18/20		4,250	4,266,788
	2.400%, 11/02/20		19,446	19,570,578
National Australia Bank, Ltd.
	2.625%, 07/23/20		6,100	6,123,875
	2.500%, 01/12/21		6,000	6,047,760

TOTAL AUSTRALIA				36,009,001

AUSTRIA — (0.3%)
Autobahnen- und Schnell-strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,000	8,844,996
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	6,800	7,579,039

TOTAL AUSTRIA				16,424,035

BELGIUM — (2.0%)
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	38,250	42,563,433
	0.200%, 03/16/21	EUR	39,000	42,858,826
	0.875%, 09/07/21	GBP	6,000	7,592,201
	0.625%, 01/21/22	EUR	7,400	8,220,773
	1.125%, 06/15/22	GBP	400	509,321

TOTAL BELGIUM				101,744,554

CANADA — (18.9%)
Bank of Montreal
#(r)	1.181%, 06/15/20		4,530	4,530,246
(r)	1.651%, 07/13/20		7,816	7,810,346
	1.880%, 03/31/21	CAD	68,000	49,324,243
(r)	2.428%, 08/27/21		10,200	10,218,876
	0.250%, 11/17/21	EUR	28,000	30,567,313
(r)	0.151%, 09/28/21	EUR	10,269	11,195,347
(r)	0.011%, 03/14/22	EUR	1,500	1,625,025
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	58,000	41,738,999
	3.270%, 01/11/21	CAD	131,280	95,814,264
	0.375%, 04/06/22	EUR	2,000	2,184,026
	1.250%, 06/08/22	GBP	1,000	1,250,147

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	40,000	$28,796,437
(r)	1.683%, 10/05/20		7,000	6,995,459
(r)	2.078%, 02/02/21		5,000	4,988,057
	1.900%, 04/26/21	CAD	65,940	47,721,052
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	37,500	26,964,869
Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	10,760	13,584,201
Province of Alberta Canada
	1.250%, 06/01/20	CAD	88,500	63,625,012
	1.350%, 09/01/21	CAD	15,000	10,895,542
Province of British Columbia Canada
	3.700%, 12/18/20	CAD	75,500	55,365,401
Province of Ontario Canada
	4.200%, 06/02/20	CAD	137,500	99,103,326
	4.000%, 06/02/21	CAD	28,794	21,470,504
Province of Quebec Canada
	4.500%, 12/01/20	CAD	128,300	94,379,469
	4.250%, 12/01/21	CAD	15,000	11,405,582
Royal Bank of Canada
	1.920%, 07/17/20	CAD	78,000	56,121,671
(r)	1.231%, 10/26/20		4,500	4,491,424
	2.860%, 03/04/21	CAD	17,000	12,390,416
	2.030%, 03/15/21	CAD	65,000	47,072,524
(r)	1.150%, 04/30/21		3,057	3,053,892
(r)	0.310%, 07/24/20	EUR	4,676	5,125,125
(r)	0.034%, 08/06/20	EUR	1,000	1,095,378
(r)	0.376%, 01/19/21	EUR	3,767	4,125,357
Toronto-Dominion Bank (The)
(r)	1.048%, 06/11/20		10,000	10,001,543
	2.563%, 06/24/20	CAD	103,000	74,181,163
	0.625%, 03/08/21	EUR	13,805	15,142,424

TOTAL CANADA				974,354,660

DENMARK — (2.4%)
Denmark Government Bond
	3.000%, 11/15/21	DKK	740,000	114,517,017
Kommunekredit
	1.625%, 06/12/20		7,114	7,121,612

TOTAL DENMARK				121,638,629

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FINLAND — (0.7%)
Municipality Finance P.L.C. Floating Rate Note
(r)	1.001%, 10/26/20		18,000	$18,020,718
(r)	1.742%, 02/17/21		17,600	17,595,354
Municipality Finance P.L.C.
	0.750%, 12/15/20	GBP	2,373	2,996,420

TOTAL FINLAND				38,612,492

FRANCE — (5.8%)
Agence Francaise de Developpement
	2.125%, 02/15/21	EUR	5,600	6,247,772
	0.125%, 03/31/21	EUR	13,000	14,286,931
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	1.172%, 06/19/20		20,000	20,008,114
(r)	1.119%, 06/07/21		9,400	9,402,455
Bpifrance Financement SA
	0.100%, 02/19/21	EUR	25,000	27,453,278
Caisse d’Amortissement de la Dette Sociale
	3.750%, 10/25/20	EUR	5,292	5,910,141
Caisse des Depots et Consignations Floating Rate Note
(r)	1.541%, 10/02/20		40,200	40,247,871
Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	200	252,895
Dexia Credit Local SA Floating Rate Note
(r)	1.161%, 09/29/20		43,000	43,042,140
Sanofi
	0.875%, 09/22/21	EUR	16,300	18,000,031
	1.125%, 03/10/22	EUR	1,000	1,115,123
	0.000%, 03/21/22	EUR	4,400	4,826,521
	0.000%, 09/13/22	EUR	9,800	10,750,710
SNCF Mobilites
	3.625%, 06/03/20	EUR	8,250	9,063,759
SNCF Reseau
	6.000%, 10/12/20	EUR	1,000	1,125,442
SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	32,992	44,712,723
Total Capital International SA
	2.125%, 11/19/21	EUR	16,800	18,888,682
Total Capital International SA
	2.250%, 12/17/20	GBP	2,078	2,633,425
Total Capital SA
#	4.450%, 06/24/20		18,250	18,334,315
	4.125%, 01/28/21		3,500	3,572,529

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	2,200	$2,414,109

TOTAL FRANCE				302,288,966

GERMANY — (7.5%)
Deutsche Bahn Finance
GMBH
	3.500%, 06/10/20	EUR	500	549,650
	3.750%, 06/01/21	EUR	1,452	1,654,267
	4.375%, 09/23/21	EUR	6,403	7,437,125
Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	2,000	2,196,722
FMS Wertmanagement
Floating Rate Note
(r)	0.345%, 01/14/22	GBP	20,000	25,167,925
Kreditanstalt fuer Wiederaufbau
	1.625%, 06/05/20	GBP	16,000	20,176,098
	3.500%, 01/22/21	SEK	2,000	209,611
	1.375%, 02/01/21	GBP	21,000	26,658,764
	5.550%, 06/07/21	GBP	5,000	6,655,890
	1.000%, 10/12/21	NOK	80,000	7,860,561
	0.125%, 06/03/22	SEK	126,000	12,856,074
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.370%, 07/19/21	EUR	2,566	2,833,759
Land Berlin
	0.250%, 07/15/20	EUR	1,860	2,040,343
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	1.387%, 09/27/21		76,000	76,151,240
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	6,000	6,586,670
(r)	1.713%, 06/03/21		6,728	6,745,358
NRW Bank
	0.125%, 01/18/21	EUR	18,700	20,545,749
(r)	1.774%, 02/08/21		19,000	19,001,900
	0.000%, 02/01/22	EUR	2,000	2,202,018
NRW. Bank Floating Rate Note
(r)	1.374%, 03/05/21		24,000	24,000,000
State of North Rhine-Westphalia Germany
	0.000%, 06/17/20	EUR	25,000	27,404,458

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	68,900	$86,585,279

TOTAL GERMANY				385,519,461

JAPAN — (2.5%)
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	45,200	49,674,262
	1.125%, 03/18/22	EUR	2,500	2,777,332
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	5,000	3,622,616
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	6,980	7,592,901
Toyota Motor Credit Corp.
	1.800%, 07/23/20	EUR	3,500	3,846,827
	4.250%, 01/11/21		1,000	1,019,488
	1.000%, 03/09/21	EUR	6,566	7,212,905
	1.900%, 04/08/21		1,883	1,894,630
	0.000%, 07/21/21	EUR	2,844	3,091,582
	1.000%, 09/10/21	EUR	9,914	10,908,774
	0.750%, 07/21/22	EUR	17,419	19,124,681
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.892%, 01/08/21		2,549	2,539,266
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	17,077,419

TOTAL JAPAN				130,382,683

NETHERLANDS — (3.2%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	3,600	4,188,169
BNG Bank NV
	5.375%, 06/07/21	GBP	2,000	2,653,046
Cooperatieve Rabobank UA
	4.500%, 01/11/21		2,962	3,034,440
	4.125%, 01/12/21	EUR	500	562,510
	4.625%, 01/13/21	GBP	850	1,096,418
	2.500%, 01/19/21		12,410	12,550,098
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.744%, 11/10/20		18,000	17,994,478
Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		50,000	49,977,955
Shell International Finance BV
	2.125%, 05/11/20		18,815	18,818,021
	2.250%, 11/10/20		19,639	19,689,244
	1.625%, 03/24/21	EUR	24,210	26,872,762

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.875%, 05/10/21		2,909	$2,920,506
	1.250%, 03/15/22	EUR	2,882	3,199,776
	1.000%, 04/06/22	EUR	2,836	3,140,835

TOTAL NETHERLANDS				166,698,258

NORWAY — (1.8%)
Equinor ASA
	2.000%, 09/10/20	EUR	31,723	34,963,388
	5.625%, 03/11/21	EUR	9,326	10,678,623
	0.875%, 02/17/23	EUR	4,758	5,269,196
Kommunalbanken A.S. Floating Rate Note
(r)	1.071%, 06/16/20		20,000	20,013,680
(r)	0.824%, 03/12/21		3,000	2,998,826
(r)	1.259%, 04/15/21		5,500	5,505,964
(r)Ω	0.824%, 03/12/21		2,600	2,598,982
	1.500%, 04/19/22	NOK	100,000	9,926,745

TOTAL NORWAY				91,955,404

SINGAPORE — (1.7%)
DBS Bank, Ltd. Floating Rate Note
(r)	1.250%, 09/13/22	AUD	2,000	1,298,896
Monetary Authority of Singapore Bill
	0.000%, 05/04/20	SGD	35,000	24,819,444
	0.000%, 05/08/20	SGD	35,000	24,818,612
	0.000%, 05/15/20	SGD	35,000	24,817,112
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.820%, 04/23/21	AUD	2,500	1,630,612
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,204,911
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.643%, 07/25/22	AUD	10,000	6,475,214

TOTAL SINGAPORE				86,064,801

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.1%)
African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		50,000	49,900,000
African Development Bank
	5.250%, 03/23/22	AUD	13,000	9,193,266
Asian Development Bank
	1.375%, 06/11/20	CAD	835	600,580
(r)	0.751%, 12/15/21		144,000	143,618,400
Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	5,000	6,288,254

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	11,084	$12,222,287
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,100,816
(r)	1.782%, 11/15/21		11,000	11,050,270
EUROFIMA Floating Rate Note
(r)	0.868%, 03/11/22		5,285	5,272,739
European Financial Stability Facility
	0.100%, 01/19/21	EUR	9,000	9,896,850
European Investment Bank
	1.375%, 06/15/20		8,000	8,006,808
	1.250%, 11/05/20	CAD	85,000	61,285,247
(r)Ω	1.314%, 03/24/21		9,000	9,014,877
	1.000%, 05/25/21	NOK	47,220	4,629,971
Ω	2.250%, 07/30/21	CAD	15,000	11,025,611
	2.250%, 07/30/21	CAD	10,000	7,347,606
	4.250%, 12/07/21	GBP	4,674	6,243,943
(r)	0.345%, 01/10/22	GBP	13,947	17,570,635
	1.500%, 05/12/22	NOK	225,000	22,352,746
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	120,233	131,759,918
IBRD Discount Notes
	0.000%, 05/04/20		25,000	24,999,812
	0.000%, 05/11/20		27,000	26,999,325
	0.000%, 06/22/20		75,000	74,989,167
Inter-American Development Bank
(r)	0.864%, 10/09/20		15,000	14,992,650
(r)	0.971%, 10/25/21		50,000	49,888,000
(r)	1.219%, 01/15/22		159	158,532
Inter-American Investment Corp.
(r)	1.401%, 10/12/21		52,750	52,765,825
International Bank for Reconstruction & Development
	5.750%, 10/01/20	AUD	5,000	3,328,266
	2.800%, 01/13/21	AUD	10,000	6,618,291
International Finance Corp. Floating Rate Note
(r)	0.755%, 08/23/21		21,000	20,998,800
(r)	0.315%, 01/18/22	GBP	15,000	18,879,423
Nordic Investment Bank
	1.375%, 07/15/20	NOK	47,640	4,654,515

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				834,653,430

			Face
			Amount^	Value†
			(000)
SWEDEN — (2.8%)
Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	526,380	$54,687,630
	1.000%, 09/15/21	SEK	430,000	44,594,817
Svensk Exportkredit AB
(r)	0.791%, 12/14/20		28,929	28,917,499
(r)	0.893%, 12/13/21		12,000	12,003,078
Svenska Handelsbanken AB
	1.950%, 09/08/20		2,500	2,508,303
	3.000%, 11/20/20	GBP	1,000	1,272,097

TOTAL SWEDEN				143,983,424

SWITZERLAND — (1.4%)
Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	1,121	1,228,447
	0.750%, 11/08/21	EUR	2,356	2,607,160
Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	6,900	8,736,504
Novartis Finance SA
	0.000%, 03/31/21	EUR	50,532	55,278,564
	0.750%, 11/09/21	EUR	5,500	6,089,819

TOTAL SWITZERLAND				73,940,494

UNITED STATES — (5.3%)
3M Co.
	1.875%, 11/15/21	EUR	1,400	1,570,528
	0.375%, 02/15/22	EUR	2,000	2,198,528
Apple, Inc.
#(r)	2.813%, 02/23/21		800	806,271
(r)	2.234%, 02/09/22		4,000	4,005,821
Berkshire Hathaway, Inc.
	0.250%, 01/17/21	EUR	1,074	1,177,387
Chevron Corp.
#(r)	2.222%, 11/15/21		6,000	5,961,939
Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	33,547,586
Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	52,027,346
Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	11,735,906
Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	28,333,345
	2.250%, 01/10/21	EUR	22,330	24,786,820
Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	14,506,291
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	13,722	15,372,579
	2.000%, 11/05/21	EUR	20,124	22,647,555
Toyota Motor Credit Corp.
(r)	1.832%, 08/13/21		15,094	14,928,379
Walmart, Inc.
#	2.850%, 06/23/20		14,644	14,694,989
(r)	1.425%, 06/23/21		25,925	25,887,409

17

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.900%, 04/08/22	EUR	500	$562,539

TOTAL UNITED STATES				274,751,218

TOTAL BONDS				3,779,021,510

U.S. TREASURY OBLIGATIONS — (2.8%)
U.S. Treasury Bills
	0.020%, 05/14/20		25,000	24,999,357
	0.170%, 07/14/20		25,000	24,995,632
	0.160%, 07/30/20		50,000	49,987,031
U.S. Treasury Notes
(r)	0.345%, 07/31/21		45,000	45,088,240

TOTAL U.S. TREASURY OBLIGATIONS				145,070,260

CERTIFICATES OF DEPOSIT — (2.4%)
CANADA — (0.2%)
(r)	Bank of Montreal, Floating Rate Note		10,000,000	9,985,335

SINGAPORE — (1.4%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		25,000,000	24,988,903
Ω	Oversea-Chinese Banking Corp., Ltd		50,000,000	50,000,000

TOTAL SINGAPORE				74,988,903

UNITED KINGDOM — (0.8%)
	Oversea-Chinese Banking Corp., Ltd		39,500,000	39,512,727

TOTAL CERTIFICATES OF DEPOSIT				124,486,965

TOTAL INVESTMENT SECURITIES (Cost $4,165,018,622)				4,056,588,961

COMMERCIAL PAPER — (21.5%)
Banque ET Caisse D’epargne de L’etat
	0.600%, 08/17/20		97,000	96,861,670
	0.570%, 10/22/20		50,000	49,859,028
Ω	BNG Bank NV 0.010%, 06/18/20		52,000	51,981,102
Ω	Caisse des Depots et 0.440%, 08/27/20		20,000	19,979,506
Caisse Des Depots Et
Ω	0.440%, 08/24/20		35,000	34,965,152

		Face
		Amount^	Value†
		(000)
Ω	0.470%, 09/23/20	75,000	$74,895,062
Ω	DBS Bank Ltd. 0.550%, 07/27/20	43,000	42,956,694
Erste Abwicklungsanstalt
Ω	0.700%, 07/13/20	20,000	19,998,767
Ω	0.518%, 07/16/20	45,000	44,997,112
Ω	0.430%, 07/22/20	18,000	17,998,755
Ω	Landesbank Hessen-Thueringen Girozentrale 0.890%, 07/15/20	110,000	109,926,386
Ω	Landesbank Hessen-Thuringen 0.890%, 07/16/20	42,000	41,970,984
Merck & Co., Inc.
Ω	0.010%, 08/05/20	36,500	36,421,027
Ω	0.700%, 08/10/20	65,000	64,848,984
Nederlandse Waterschapsbank NV
Ω	0.400%, 07/21/20	14,000	13,995,121
Ω	0.600%, 08/14/20	50,000	49,985,278
	0.487%, 08/20/20	25,000	24,994,555
Ω	Oversea-Chinese Banking Corp., Ltd. 0.450%, 06/25/20	40,000	39,969,076
Pfizer, Inc.
Ω	0.895%, 07/30/20	40,000	39,971,386
Ω	0.870%, 08/18/20	17,000	16,981,975
Ω	0.850%, 09/14/20	9,100	9,085,871
Ω	0.010%, 10/13/20	25,000	24,947,318
	Province of Alberta 0.695%, 06/11/20	25,000	24,992,125
PSP Capital, Inc.
	0.375%, 05/12/20	25,000	24,998,783
Ω	0.550%, 08/20/20	23,000	22,979,249
Sanofi SA
Ω	0.500%, 05/15/20	51,200	51,197,653
Ω	0.480%, 06/26/20	50,000	49,973,716
	Toyota Motor Credit Corp. 1.700%, 06/04/20	9,250	9,241,160

TOTAL COMMERCIAL PAPER			1,110,973,495

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	121,388	1,404,578

TOTAL INVESTMENTS — (100.0%) (Cost $5,276,653,595)			$5,168,967,034

18

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	112,701,891	USD	122,549,782	JP Morgan	05/05/20	$954,538
USD	84,699,829	CAD	117,703,168	HSBC Bank	06/12/20	133,647
SGD	34,993,350	USD	24,576,997	Goldman Sachs International	07/21/20	246,792

Total Appreciation						$1,334,977
USD	122,001,149	EUR	112,701,891	UBS AG	05/05/20	$(1,503,170)
USD	117,000,408	CAD	165,612,487	JP Morgan	05/06/20	(1,977,742)
USD	112,071,786	CAD	159,559,549	JP Morgan	05/07/20	(2,557,739)
USD	114,230,988	CAD	162,670,136	JP Morgan	05/11/20	(2,633,730)
USD	14,524,103	CAD	20,450,184	Bank of America Corp.	05/12/20	(167,649)
USD	20,207,929	CAD	28,604,635	HSBC Bank	05/12/20	(342,116)
USD	126,603,853	EUR	117,279,684	JP Morgan	05/12/20	(1,932,286)
USD	28,120,481	AUD	43,942,536	JP Morgan	05/13/20	(515,334)
USD	47,501,271	NOK	507,113,527	Barclays Capital	05/27/20	(2,002,699)
USD	109,936,481	SEK	1,106,777,556	JP Morgan	05/28/20	(3,536,182)
USD	135,663,388	EUR	125,362,316	State Street Bank and Trust	06/02/20	(1,788,187)
USD	76,087,974	EUR	69,869,767	State Street Bank and Trust	06/03/20	(521,167)
USD	129,726,429	GBP	105,516,270	Citibank, N.A.	06/04/20	(3,187,117)
USD	76,011,246	EUR	69,867,786	State Street Bank and Trust	06/04/20	(597,237)
USD	104,865,775	EUR	96,327,764	State Street Bank and Trust	06/09/20	(766,770)
USD	41,404,360	GBP	32,939,289	State Street Bank and Trust	06/12/20	(89,172)
USD	114,940,720	CAD	162,546,201	JP Morgan	06/22/20	(1,847,891)
USD	120,317,970	CAD	169,040,539	JP Morgan	06/23/20	(1,137,213)
USD	127,817,741	GBP	102,727,644	State Street Bank and Trust	06/26/20	(1,596,531)
USD	123,379,510	EUR	113,339,063	JP Morgan	06/29/20	(961,647)
USD	116,540,255	DKK	795,419,752	Barclays Capital	07/14/20	(448,509)
USD	125,950,838	EUR	115,436,903	State Street Bank and Trust	07/15/20	(736,023)
USD	128,638,103	EUR	118,263,812	State Street Bank and Trust	07/17/20	(1,156,841)
USD	113,715,793	CAD	161,701,765	HSBC Bank	07/20/20	(2,475,600)
USD	98,171,726	SGD	139,973,050	HSBC Bank	07/21/20	(1,123,180)
USD	122,626,548	EUR	113,367,255	State Street Bank and Trust	07/22/20	(1,808,011)
USD	102,545,909	CAD	144,166,628	UBS AG	07/24/20	(1,046,629)

Total (Depreciation)						$(38,456,372)

Total Appreciation (Depreciation)						$(37,121,395)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$36,009,001	—	$36,009,001
Austria	—	16,424,035	—	16,424,035
Belgium	—	101,744,554	—	101,744,554
Canada	—	974,354,660	—	974,354,660
Denmark	—	121,638,629	—	121,638,629
Finland	—	38,612,492	—	38,612,492
France	—	302,288,966	—	302,288,966

19

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$385,519,461	—	$385,519,461
Japan	—	130,382,683	—	130,382,683
Netherlands	—	166,698,258	—	166,698,258
Norway	—	91,955,404	—	91,955,404
Singapore	—	86,064,801	—	86,064,801
Supranational Organization Obligations	—	834,653,430	—	834,653,430
Sweden	—	143,983,424	—	143,983,424
Switzerland	—	73,940,494	—	73,940,494
United States	—	274,751,218	—	274,751,218
Agency Obligations	—	8,010,226	—	8,010,226
Certificates of Deposit	—	124,486,965	—	124,486,965
U.S. Treasury Obligations	—	145,070,260	—	145,070,260
Commercial Paper	—	1,110,973,495	—	1,110,973,495
Securities Lending Collateral	—	1,404,578	—	1,404,578
Forward Currency Contracts**	—	(37,121,395)	—	(37,121,395)

TOTAL.	—	$5,131,845,639	—	$5,131,845,639

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.6%)
Federal Home Loan Bank Discount Notes
0.000%, 10/07/20		6,600	$6,596,211

BONDS — (89.3%)
AUSTRALIA — (2.8%)
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,000	2,192,576
Australia & New Zealand Banking Group Ltd.
(r) 2.152%, 05/17/21		6,000	5,971,959
Commonwealth Bank of Australia
0.500%, 07/11/22	EUR	5,725	6,267,139
National Australia Bank, Ltd. Floating Rate Note
(r) 2.461%, 11/04/21		3,245	3,236,855
0.875%, 01/20/22	EUR	1,112	1,227,931
0.350%, 09/07/22	EUR	1,500	1,642,071
Westpac Banking Corp.
(r) 1.331%, 01/25/21		1,114	1,108,898
(r) 2.543%, 08/19/21		540	540,415
0.250%, 01/17/22	EUR	8,500	9,255,029

TOTAL AUSTRALIA			31,442,873

BELGIUM — (3.9%)
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24		400	432,863
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	1,439	1,595,715
Dexia Credit Local SA
2.000%, 01/22/21	EUR	2,000	2,225,539
0.625%, 01/21/22	EUR	1,250	1,388,644
0.250%, 06/02/22	EUR	2,000	2,211,468
1.125%, 06/15/22	GBP	2,000	2,546,605
0.750%, 01/25/23	EUR	6,000	6,741,448
0.250%, 06/01/23	EUR	12,900	14,330,157
0.625%, 02/03/24	EUR	7,000	7,897,041
Euroclear Bank SA Floating Rate Note
(r) 0.000%, 03/08/21	EUR	2,000	2,186,685
Euroclear Bank SA
0.250%, 09/07/22	EUR	1,404	1,531,400

TOTAL BELGIUM			43,087,565

			Face Amount^	Value†
			(000)
	CANADA — (8.5%)
	Bank of Montreal
(r)	2.428%, 08/27/21		1,000	$1,001,851
	0.250%, 11/17/21	EUR	1,500	1,637,535
(r)	1.323%, 09/07/21	AUD	2,800	1,825,192
(r)	0.151%, 09/28/21	EUR	1,000	1,090,208
(r)	1.543%, 09/07/23	AUD	2,000	1,298,762
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		5,000	4,988,356
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	7,439,961
	0.375%, 05/03/24	EUR	1,740	1,858,136
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	1,934,587
	CPPIB Capital, Inc.
	2.375%, 01/29/21		7,000	7,100,539
	Enbridge, Inc.
#	4.000%, 10/01/23		3,000	3,090,279
	Export Development Canada Floating Rate Note
(r)	0.836%, 11/15/21	GBP	1,000	1,258,434
(r)	0.520%, 05/29/24	GBP	1,000	1,253,908
	Royal Bank of Canada
	1.920%, 07/17/20	CAD	10,000	7,195,086
	2.860%, 03/04/21	CAD	25,000	18,221,201
(r)	1.150%, 04/30/21		3,394	3,390,549
	1.968%, 03/02/22	CAD	8,000	5,817,048
	Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	4,000	2,880,822
	0.625%, 03/08/21	EUR	3,379	3,706,356
(r)	2.387%, 04/07/21		1,077	1,079,956
(r)	1.198%, 06/11/21		2,000	1,994,952
	1.994%, 03/23/22	CAD	10,000	7,281,583
	0.625%, 07/20/23	EUR	1,000	1,095,992
(r)	0.011%, 09/08/20	EUR	1,700	1,861,558
(r)	1.873%, 12/22/20	AUD	5,000	3,275,919

	TOTAL CANADA			93,578,770

	DENMARK — (1.2%)
	AP Moller—Maersk A.S.
	1.500%, 11/24/22	EUR	2,680	2,937,482
	Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,049,896
	0.875%, 05/22/23	EUR	2,500	2,696,585
	Kommunekredit
	0.250%, 03/29/23	EUR	2,000	2,226,262

	TOTAL DENMARK			12,910,225

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FINLAND — (0.6%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	$5,483,544
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	800,307
	0.375%, 10/11/22	EUR	500	548,721

TOTAL FINLAND				6,832,572

FRANCE — (3.2%)
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	1,000	1,098,995
BNP Paribas SA
	1.000%, 06/27/24	EUR	6,000	6,626,844
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,452,794
	0.375%, 10/05/23	EUR	500	547,739
	0.625%, 09/26/24	EUR	800	864,369
Caisse d’Amortissement de la Dette Sociale
	0.125%, 10/25/23	EUR	6,500	7,247,675
Pernod Ricard SA
Ω	4.450%, 01/15/22		2,450	2,567,773
Sanofi
	0.500%, 03/21/23	EUR	6,000	6,673,106
Societe Generale SA
Ω	2.500%, 04/08/21		4,200	4,231,290
Ω	3.250%, 01/12/22		1,000	1,017,299
Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,349,192
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	600	658,393

TOTAL FRANCE				35,335,469

GERMANY — (6.0%)
BMW Finance NV
	0.125%, 01/12/21	EUR	645	703,088
	0.625%, 10/06/23	EUR	2,000	2,188,020
BMW US Capital LLC
#Ω	3.450%, 04/12/23		5,000	5,156,934
Daimler Canada Finance, Inc.
	1.570%, 05/25/20	CAD	3,000	2,153,116
Daimler Finance North America LLC
(r)	2.141%, 05/04/20		1,000	1,000,000
Ω	2.850%, 01/06/22		7,200	7,178,041
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	710,925
Deutsche Bank AG
	2.950%, 08/20/20		1,000	999,328

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	100,000	$10,203,233
	Land Baden-Wuerttemberg Floating Rate Note
(r)	0.370%, 07/19/21	EUR	500	552,174
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.050%, 11/09/21	EUR	5,000	5,505,943
	Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	1,000	1,097,778
	Landwirtschaftliche Rentenbank
	0.375%, 01/22/24	EUR	4,630	5,203,429
	NRW Bank
	0.125%, 03/10/23	EUR	7,000	7,762,001
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	5,000	6,283,402
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,098,385
	Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		3,625	3,627,133
Ω	4.000%, 11/12/21		2,000	2,031,456
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	325,603
	VW Credit Canada, Inc.
	2.150%, 06/24/20	CAD	3,000	2,153,224

	TOTAL GERMANY			65,933,213

	ITALY — (1.0%)
	Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,422,884
	Eni SpA
	4.000%, 06/29/20	EUR	600	661,000
	1.750%, 01/18/24	EUR	1,170	1,322,303
	Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	6,100	6,523,288

	TOTAL ITALY			10,929,475

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (7.4%)
American Honda Finance Corp.
(r)	1.118%, 06/11/21		5,000	$4,953,345
	1.375%, 11/10/22	EUR	2,000	2,202,504
	0.550%, 03/17/23	EUR	2,606	2,812,256
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	704,187
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,335,753
	0.980%, 10/09/23	EUR	4,000	4,373,509
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		4,000	4,056,285
(r)	1.913%, 09/13/21		3,735	3,734,071
	2.953%, 02/28/22		400	409,135
	0.523%, 06/10/24	EUR	3,000	3,212,070
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		3,500	3,394,550
(r)Ω	1.825%, 09/21/21		2,000	1,841,016
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,650	1,659,966
	0.819%, 07/23/23	EUR	4,544	4,928,661
Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	4,152	4,550,695
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	300	329,696
	1.125%, 03/18/22	EUR	1,500	1,666,399
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	10,000	7,245,232
	2.020%, 02/28/22	CAD	4,000	2,892,029
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.753%, 05/22/20		5,000	4,999,513
(r)	1.892%, 01/08/21		992	988,212
(r)	1.591%, 04/13/21		17,000	16,909,135
	1.000%, 09/10/21	EUR	500	550,170
	0.750%, 07/21/22	EUR	1,010	1,108,900
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	544,144

TOTAL JAPAN				82,401,433

JERSEY, CHANNEL ISLANDS — (0.0%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	496,330

			Face Amount^	Value†
			(000)
NETHERLANDS — (4.2%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	$1,001,843
	BNG Bank NV
	2.625%, 09/01/20	EUR	365	403,769
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	985,702
	4.000%, 01/11/22	EUR	980	1,141,897
	4.750%, 06/06/22	EUR	1,367	1,638,395
	ING Bank NV Floating Rate Note
(r)	0.006%, 11/26/21	EUR	2,000	2,178,943
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	5,526,063
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,217,386
	Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		30,000	29,986,773
	Shell International Finance BV
	1.250%, 03/15/22	EUR	647	718,340
	1.000%, 04/06/22	EUR	929	1,028,856

	TOTAL NETHERLANDS			46,827,967

	NORWAY — (1.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	10,000	11,021,463

	SINGAPORE — (0.7%)
	DBS Bank, Ltd. Floating Rate Note
(r)	1.250%, 09/13/22	AUD	3,200	2,078,233
	Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.840%, 10/06/20	AUD	5,000	3,259,988
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	352,786
	United Overseas Bank Ltd/Sydney Floating Rate Note
(r)	1.050%, 04/06/21	AUD	2,000	1,306,359
	United Overseas Bank, Ltd. Floating Rate Note
(r)	0.643%, 07/25/22	AUD	1,000	647,522

	TOTAL SINGAPORE			7,644,888

	SPAIN — (2.0%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,075,261
	Iberdrola International BV
	1.750%, 09/17/23	EUR	1,000	1,149,225

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SPAIN — (Continued)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	$9,586,380
	Spain Government Bond
Ω	5.400%, 01/31/23	EUR	2,500	3,154,605
	Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,415,233
	3.987%, 01/23/23	EUR	1,700	2,035,464
	1.069%, 02/05/24	EUR	1,400	1,562,480

	TOTAL SPAIN			21,978,648

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.1%)
	African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		10,000	9,980,000
	African Development Bank
	5.250%, 03/23/22	AUD	1,000	707,174
	Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	1,000	1,257,651
(r)	0.369%, 03/19/24	GBP	4,280	5,366,487
	Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,055,369
	Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	496	546,937
	European Bank for Reconstruction & Development Floating Rate Note
(r)	0.517%, 02/28/24	GBP	1,800	2,259,098
	European Financial Stability Facility
	0.200%, 01/17/24	EUR	23,536	26,327,975
	European Investment Bank
(r)	0.345%, 01/10/22	GBP	9,000	11,338,332
	European Investment Bank Floating Rate Note
(r)	0.416%, 06/29/23	GBP	14,686	18,485,916
	Inter-American Development Bank
(r)	0.864%, 10/09/20		845	844,586
(r)	0.971%, 10/25/21		1,000	997,760
	International Bank for Reconstruction & Development
	0.305%, 10/04/23	GBP	2,000	2,513,241
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	1,784	2,234,589

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp. Floating Rate Note
(r) 0.755%, 08/23/21		5,000	$4,999,714

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			89,914,829

SWEDEN — (2.9%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	157,430	16,177,198
0.750%, 02/22/23	SEK	50,000	5,202,134
1.000%, 11/13/23	SEK	12,500	1,316,617
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	1,250	1,367,853
1.250%, 08/05/22	GBP	2,000	2,493,885
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	4,600	5,035,716
Swedbank AB
0.250%, 11/07/22	EUR	800	870,720

TOTAL SWEDEN			32,464,123

SWITZERLAND — (1.0%)
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	1,000	1,099,247
Novartis Finance SA
0.750%, 11/09/21	EUR	1,200	1,328,688
UBS Group Funding Switzerland AG
1.750%, 11/16/22	EUR	4,700	5,277,453
2.125%, 03/04/24	EUR	2,400	2,763,960

TOTAL SWITZERLAND			10,469,348

UNITED KINGDOM — (5.0%)
Barclays P.L.C.
3.250%, 01/12/21		1,000	1,007,190
BAT International Finance P.L.C.
4.875%, 02/24/21	EUR	743	840,851
3.625%, 11/09/21	EUR	105	119,452
0.875%, 10/13/23	EUR	5,100	5,524,863
BP Capital Markets P.L.C.
1.109%, 02/16/23	EUR	5,000	5,495,239
BP Capital Markets PLC
3.497%, 11/09/20	CAD	4,000	2,889,989
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	400	437,020
1.125%, 03/10/23	EUR	7,000	7,759,071

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	HSBC Holdings P.L.C.
(r)	3.339%, 05/25/21		3,082	$3,092,376
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,015,942
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		2,800	2,824,424
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	6,664,498
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,301,915
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	3,130	3,335,224
	PPL WEM Ltd / Western Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	513,487
	Praxair, Inc.
	1.200%, 02/12/24	EUR	3,372	3,833,627
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,488,172
	Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	3,500	3,915,098
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,484,999

	TOTAL UNITED KINGDOM			55,543,437

	UNITED STATES — (29.8%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	663	726,512
	3M Co.
	1.875%, 11/15/21	EUR	1,865	2,092,168
	Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	2,000	2,187,684
	0.875%, 09/27/23	EUR	3,420	3,814,966
	AbbVie, Inc.
	2.900%, 11/06/22		1,080	1,123,528
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,150,947
	Albemarle Corp.
	1.875%, 12/08/21	EUR	5,100	5,528,395
	Allergan Finance LLC
	3.250%, 10/01/22		3,200	3,282,627
	Allergan Funding SCS
	3.450%, 03/15/22		6,000	6,149,440
	Altria Group, Inc.
	2.850%, 08/09/22		5,700	5,861,492
	1.000%, 02/15/23	EUR	1,500	1,651,309
	Ameren Corp.
	2.700%, 11/15/20		1,000	1,007,771
	American International Group, Inc.
	1.500%, 06/08/23	EUR	2,000	2,227,696

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.125%, 02/15/24		307	$332,091
	AmerisourceBergen Corp.
	3.500%, 11/15/21		5,000	5,143,643
	Amgen, Inc.
	1.250%, 02/25/22	EUR	270	298,848
	Anthem, Inc.
	3.300%, 01/15/23		5,000	5,265,448
	Apache Corp.
	3.250%, 04/15/22		402	361,854
	Ares Capital Corp.
	4.200%, 06/10/24		1,046	998,558
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,572,077
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,747,052
	1.950%, 09/15/23	EUR	175	198,296
	2.400%, 03/15/24	EUR	3,000	3,482,514
	Autodesk, Inc.
#	3.600%, 12/15/22		2,239	2,335,213
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		800	806,956
	Bank of America Corp.
	1.625%, 09/14/22	EUR	1,500	1,677,150
	0.750%, 07/26/23	EUR	2,000	2,193,540
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	2,000	2,176,701
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,000	1,105,333
	0.750%, 03/16/23	EUR	1,500	1,664,322
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	1,900	2,027,134
	2.150%, 11/25/22	EUR	5,000	5,486,502
	3.650%, 03/15/25		1,000	1,034,127
	Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		1,777	1,878,006
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,425	2,470,544
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		2,000	2,083,830
	Campbell Soup Co.
	3.650%, 03/15/23		286	300,904
	Capital One Financial Corp.
	0.800%, 06/12/24	EUR	2,000	2,025,590
	3.200%, 02/05/25		1,000	1,019,617
	Cardinal Health, Inc.
	3.200%, 06/15/22		4,000	4,103,411
	Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20		5,000	4,999,891
(r)	0.971%, 03/15/21		1,000	996,522

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	2.082%, 05/17/21		2,766	$2,748,466
(r)	1.279%, 09/07/21		2,000	1,977,602
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		2,000	2,047,080
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	2,234,827
	Comcast Corp.
(r)	1.873%, 10/01/21		2,243	2,239,113
	Constellation Brands, Inc.
	2.700%, 05/09/22		565	574,367
	Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,204,754
	CVS Health Corp.
	2.800%, 07/20/20		2,665	2,664,680
	Discovery Communications LLC
	3.250%, 04/01/23		497	510,178
	3.450%, 03/15/25		200	205,263
	E*TRADE Financial Corp.
	2.950%, 08/24/22		5,000	5,104,510
	eBay, Inc.
#	2.600%, 07/15/22		760	779,153
	Energy Transfer Partners L.P.
	3.600%, 02/01/23		4,594	4,470,815
	Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,243,901
	Equifax, Inc.
#	3.300%, 12/15/22		1,000	1,026,227
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	4,115,885
	Exelon Generation Co. LLC
#	3.400%, 03/15/22		815	840,758
	FedEx Corp.
	1.000%, 01/11/23	EUR	7,000	7,598,196
	Fluor Corp.
	1.750%, 03/21/23	EUR	5,287	4,072,779
	Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		3,000	2,999,521
	GATX Corp.
	4.750%, 06/15/22		5,000	5,247,460
	General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,078,206
	GENERAL ELECTRIC Co. SR UNSECURED 05/23
	1.25
	1.250%, 05/26/23	EUR	1,500	1,633,106
	General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	1,997,648
	General Motors Financial Co., Inc.
	4.200%, 03/01/21		1,000	993,162

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.450%, 01/14/22		3,705	$3,578,747
	Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	4,000	2,916,542
	5.250%, 07/27/21		3,000	3,133,078
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,831,724
	0.900%, 11/19/24	EUR	2,000	2,003,796
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,000	2,105,463
	4.650%, 10/01/24		1,000	1,063,963
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	8,000	8,965,277
	IBM Credit LLC
(r)	1.395%, 01/20/21		4,000	3,994,664
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	312	344,551
	0.500%, 09/07/21	EUR	2,250	2,469,903
	1.250%, 05/26/23	EUR	2,923	3,293,081
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,315
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	4,910,751
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,480,184
	0.625%, 01/25/24	EUR	3,333	3,644,161
	Kellogg Co.
	0.800%, 11/17/22	EUR	1,790	1,974,466
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,777,144
	Marathon Petroleum Corp.
	3.400%, 12/15/20		3,500	3,512,839
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,115,958
	Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,000	2,184,651
	0.000%, 12/02/22	EUR	2,062	2,244,579
	Micron Technology, Inc.
	2.497%, 04/24/23		300	305,328
	Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	7,112	7,586,339
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	300	332,656
	Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,112,588
	3.125%, 08/05/21	CAD	4,000	2,927,260
	1.875%, 03/30/23	EUR	1,500	1,697,000
	1.750%, 03/11/24	EUR	3,314	3,766,089

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	$5,988,478
	Motorola Solutions, Inc.
	3.500%, 03/01/23		2,000	2,049,644
	Mylan NV
	2.250%, 11/22/24	EUR	2,000	2,231,950
	Mylan, Inc.
Ω	3.125%, 01/15/23		550	555,709
	4.200%, 11/29/23		331	344,590
	National Oilwell Varco, Inc.
	2.600%, 12/01/22		1,042	979,397
	National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21		2,600	2,571,652
	NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21		1,870	1,870,151
	NetApp, Inc.
	3.250%, 12/15/22		500	513,327
	Newmont Corp.
	3.625%, 06/09/21		500	506,464
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,864	3,002,528
	ONEOK Partners L.P.
	3.375%, 10/01/22		1,730	1,680,427
	Oracle Corp.
	2.250%, 01/10/21	EUR	1,140	1,265,427
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	366,624
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	6,680	7,346,628
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	2,000	2,364,857
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	457,689
	Prudential Financial, Inc.
	3.500%, 05/15/24		3,000	3,274,794
	Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,354,624
	2.500%, 09/01/24		2,000	1,959,292
	Sempra Energy
	4.050%, 12/01/23		1,000	1,071,049
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,154,580
	Southern Co. (The)
	2.750%, 06/15/20		1,775	1,776,321
	Stryker Corp.
	1.125%, 11/30/23	EUR	2,277	2,550,934
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	8,546	9,304,913

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.900%, 04/01/25		1,500	$1,672,571
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,096,044
	ViacomCBS, Inc.
	4.500%, 03/01/21		6,000	6,205,264
	Wells Fargo & Co.
	2.250%, 09/03/20	EUR	1,294	1,426,183
	1.500%, 09/12/22	EUR	300	333,588
	Wells Fargo Bank NA
(r)	1.608%, 10/22/21		6,000	5,963,820
	Whirlpool Corp.
	3.700%, 03/01/23		1,000	1,062,333
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		670	677,908

	TOTAL UNITED STATES			329,532,723

	TOTAL BONDS			988,345,351

U.S. TREASURY OBLIGATIONS — (8.4%)
	U.S. Treasury Bills
	0.170%, 07/14/20		20,000	19,996,506
	U.S. Treasury Notes
(r)	0.240%, 01/31/21		11,000	11,008,188
(r)	0.264%, 04/30/21		40,500	40,540,508
(r)	0.345%, 07/31/21		22,000	22,043,140

	TOTAL U.S. TREASURY OBLIGATIONS			93,588,342

TOTAL INVESTMENT SECURITIES (Cost $1,116,014,980)				1,088,529,904

COMMERCIAL PAPER — (1.6%)
Ω	Bayer Corp. 2.450%, 09/01/20		2,100	2,086,257
	EXPORT DEVELMT Corp.
	0.440%, 08/10/20		4,000	3,995,807
	0.447%, 08/11/20		3,000	2,996,798
Ω	PSP Capital, Inc.
	0.620%, 09/22/20		9,000	8,986,515

	TOTAL COMMERCIAL PAPER			18,065,377

			Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund		62,220	719,951

TOTAL INVESTMENTS — (100.0%) (Cost $1,134,786,273)				$1,107,315,232

27

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	63,696,531	EUR	58,012,047	Bank of America Corp.	05/04/20	$124,054
EUR	58,012,047	USD	62,911,164	State Street Bank And Trust	05/04/20	661,313
SEK	24,408,034	USD	2,468,973	State Street Bank And Trust	06/22/20	34,085
EUR	1,098,786	USD	1,187,667	State Street Bank And Trust	07/20/20	18,333

Total Appreciation						$837,785
USD	13,365,080	AUD	22,016,117	Citibank, N.A.	05/12/20	$(981,999)
USD	7,698,872	NZD	12,729,238	Bank of America Corp.	05/15/20	(109,177)
NZD	12,729,238	USD	7,818,719	Goldman Sachs International	05/15/20	(10,670)
USD	93,704,899	EUR	85,980,284	State Street Bank And Trust	06/09/20	(580,651)
USD	57,294,074	GBP	45,549,170	JP Morgan New York	06/12/20	(84,092)
USD	36,394,822	SEK	366,136,639	Bank of America Corp.	06/22/20	(1,152,704)
USD	64,341,596	CAD	90,426,297	JP Morgan New York	06/23/20	(629,460)
USD	63,532,610	EUR	58,519,804	State Street Bank And Trust	06/26/20	(663,659)
USD	97,497,427	EUR	89,577,035	JP Morgan New York	07/16/20	(811,530)
USD	102,880,162	EUR	94,804,462	JP Morgan New York	07/20/20	(1,174,889)
USD	102,984,910	EUR	94,508,621	JP Morgan New York	07/27/20	(761,312)

Total (Depreciation)						$(6,960,143)

Total Appreciation (Depreciation)						$(6,122,358)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,442,873	—	$31,442,873
Belgium	—	43,087,565	—	43,087,565
Canada	—	93,578,770	—	93,578,770
Denmark	—	12,910,225	—	12,910,225
Finland	—	6,832,572	—	6,832,572
France	—	35,335,469	—	35,335,469
Germany	—	65,933,213	—	65,933,213
Italy	—	10,929,475	—	10,929,475
Japan	—	82,401,433	—	82,401,433
Jersey, Channel Islands	—	496,330	—	496,330
Netherlands	—	46,827,967	—	46,827,967
Norway	—	11,021,463	—	11,021,463
Singapore	—	7,644,888	—	7,644,888
Spain	—	21,978,648	—	21,978,648
Supranational Organization Obligations	—	89,914,829	—	89,914,829
Sweden	—	32,464,123	—	32,464,123
Switzerland	—	10,469,348	—	10,469,348
United Kingdom	—	55,543,437	—	55,543,437
United States	—	329,532,723	—	329,532,723
Agency Obligations	—	6,596,211	—	6,596,211

28

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$93,588,342	—	$93,588,342
Commercial Paper	—	18,065,377	—	18,065,377
Securities Lending Collateral	—	719,951	—	719,951
Forward Currency Contracts**	—	(6,122,358)	—	(6,122,358)

TOTAL	—	$1,101,192,874	—	$1,101,192,874

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

29

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
	BONDS — (89.9%)
	AUSTRALIA — (1.1%)
	ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$29,866,681
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	45,209,818
	Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	16,950	18,555,110
	National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	9,168	10,123,808
	0.350%, 09/07/22	EUR	27,190	29,765,281
	Westpac Banking Corp.
	0.250%, 01/17/22	EUR	11,762	12,806,782
	2.625%, 12/14/22	GBP	5,416	6,957,552

	TOTAL AUSTRALIA			153,285,032

	AUSTRIA — (1.1%)
	OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	12,761	14,222,958
	Oesterreichische Kontrollbank AG Floating Rate Note
(r)	1.693%, 11/22/21		37,200	37,144,724
	0.750%, 03/07/22	GBP	8,000	10,123,758
	1.125%, 12/15/22	GBP	2,907	3,719,809
	Republic of Austria Government Bond
Ω	0.000%, 07/15/23	EUR	65,116	72,652,120
	Republic of Austria Government International Bond Floating Rate Note
(r)	0.000%, 06/04/20	EUR	9,333	10,229,037

	TOTAL AUSTRIA			148,092,406

	BELGIUM — (3.8%)
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	43,500	48,405,473
	0.200%, 03/16/21	EUR	14,050	15,440,167
	0.875%, 09/07/21	GBP	8,100	10,249,471
	0.625%, 01/21/22	EUR	30,650	34,049,555
	0.250%, 06/02/22	EUR	72,400	80,055,152
	1.125%, 06/15/22	GBP	35,400	45,074,915
	0.750%, 01/25/23	EUR	60,100	67,526,832
	0.250%, 06/01/23	EUR	6,600	7,331,708
	Euroclear Bank SA Floating Rate Note
(r)	0.096%, 07/10/20	EUR	6,814	7,466,372
(r)	0.000%, 03/08/21	EUR	167	182,588

			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Kingdom of Belgium Government Bond
	2.250%, 06/22/23	EUR	128,710	$153,476,221
Ω	0.200%, 10/22/23	EUR	40,000	44,900,552

TOTAL BELGIUM				514,159,006

CANADA — (17.9%)
Bank of Montreal
(r)	1.181%, 06/15/20		2,070	2,070,112
	1.880%, 03/31/21	CAD	129,816	94,162,881
(r)	1.771%, 04/13/21		83,200	83,072,870
	1.610%, 10/28/21	CAD	106,000	76,600,697
	0.250%, 11/17/21	EUR	24,840	27,117,573
	1.375%, 12/29/21	GBP	2,613	3,297,523
(r)	1.323%, 09/07/21	AUD	3,400	2,216,305
(r)	0.151%, 09/28/21	EUR	57,052	62,198,555
(r)	0.011%, 03/14/22	EUR	9,953	10,782,586
(r)	1.160%, 10/06/22	AUD	11,000	7,154,494
(r)	1.543%, 09/07/23	AUD	2,470	1,603,971
Bank of Nova Scotia (The)
	2.130%, 06/15/20	CAD	239,000	171,993,462
	3.270%, 01/11/21	CAD	50,000	36,492,331
(r)	1.575%, 04/20/21		34,745	34,664,083
	2.700%, 03/07/22		61,626	63,422,715
	0.375%, 04/06/22	EUR	29,000	31,668,370
	1.250%, 06/08/22	GBP	3,890	4,863,071
	1.750%, 12/23/22	GBP	25,148	31,792,613
Canadian Imperial Bank of Commerce
	1.850%, 07/14/20	CAD	153,200	110,290,352
(r)	1.683%, 10/05/20		28,525	28,506,494
	1.900%, 04/26/21	CAD	129,200	93,502,577
	0.750%, 03/22/23	EUR	2,000	2,204,433
CPPIB Capital, Inc.
	1.400%, 06/04/20	CAD	78,000	56,086,928
Export Development Canada Floating Rate Note
(r)	0.836%, 11/15/21	GBP	28,000	35,236,159
(r)	0.355%, 01/31/22	GBP	32,000	40,241,265
(r)	0.520%, 05/29/24	GBP	5,399	6,769,847
Manitoba, Province of Canada
	0.750%, 12/15/21	GBP	8,500	10,731,014
Province of Alberta Canada
	1.250%, 06/01/20	CAD	25,000	17,973,167
Province of Manitoba Canada
	1.500%, 12/15/22	GBP	36,230	46,646,251

30

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Ontario Canada
	4.200%, 06/02/20	CAD	170,451	$122,852,808
	3.000%, 09/28/20	EUR	3,303	3,663,533
	3.150%, 06/02/22	CAD	135,200	102,242,845
(r)	0.844%, 11/10/20	GBP	37,000	46,586,579
(r)	0.928%, 10/27/21	CAD	52,250	37,654,384
Province of Quebec Canada
	4.500%, 12/01/20	CAD	52,000	38,252,006
	0.875%, 05/24/22	GBP	11,551	14,620,206
Quebec, Province of Canada
	1.500%, 12/15/23	GBP	20,000	25,866,260
	2.375%, 01/22/24	EUR	17,728	21,182,160
Royal Bank of Canada
	1.920%, 07/17/20	CAD	38,500	27,701,081
(r)	1.231%, 10/26/20		2,600	2,595,045
	2.860%, 03/04/21	CAD	40,000	29,153,921
	2.030%, 03/15/21	CAD	160,500	116,232,925
(r)	1.150%, 04/30/21		8,018	8,009,847
	1.968%, 03/02/22	CAD	304,434	221,363,400
	2.000%, 03/21/22	CAD	30,000	21,845,181
(r)	0.310%, 07/24/20	EUR	4,938	5,412,290
(r)	0.034%, 08/06/20	EUR	12,297	13,469,868
Toronto-Dominion Bank (The)
	2.563%, 06/24/20	CAD	57,500	41,411,814
	0.625%, 03/08/21	EUR	13,483	14,789,229
(r)	1.198%, 06/11/21		3,000	2,992,428
	2.621%, 12/22/21	CAD	57,179	42,016,573
	1.994%, 03/23/22	CAD	313,467	228,253,610
	3.005%, 05/30/23	CAD	33,000	24,929,645
	0.625%, 07/20/23	EUR	25,256	27,680,375
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.246%, 07/13/20	EUR	2,000	2,191,796

TOTAL CANADA				2,436,332,508

DENMARK — (4.3%)
Denmark Government Bond
	1.500%, 11/15/23	DKK	2,168,743	341,195,818
Kommunekredit
	0.250%, 10/09/20	EUR	83,000	91,145,430
	0.000%, 09/08/22	EUR	30,214	33,320,248
	0.250%, 03/29/23	EUR	66,308	73,809,499
	0.250%, 05/15/23	EUR	36,868	41,070,755
	0.125%, 08/28/23	EUR	3,193	3,545,389

TOTAL DENMARK				584,087,139

FINLAND — (2.0%)
Finland Government Bond
Ω	0.000%, 09/15/23	EUR	98,757	110,365,412
Municipality Finance P.L.C. Floating Rate Note
(r)	1.742%, 02/17/21		7,100	7,098,126

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	$71,329,551
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	61,836,657
2.500%, 05/20/22	GBP	2,550	3,285,068
0.375%, 10/11/22	EUR	16,840	18,480,939

TOTAL FINLAND			272,395,753

FRANCE — (7.5%)
Agence Francaise de Developpement
0.125%, 03/31/21	EUR	4,500	4,945,476
0.125%, 04/30/22	EUR	58,200	64,409,852
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 1.119%, 06/07/21		5,600	5,601,462
Agence Francaise de Developpement EPIC
0.500%, 10/25/22	EUR	19,600	21,914,368
Bpifrance Financement SA
0.100%, 02/19/21	EUR	6,100	6,698,600
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	249,200	276,735,233
0.500%, 05/25/23	EUR	33,500	37,700,542
0.125%, 10/25/23	EUR	46,900	52,294,764
Caisse des Depots et Consignations Floating Rate Note
(r) 1.541%, 10/02/20		47,200	47,256,206
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	3,900	4,931,462
Dexia Credit Local SA
2.000%, 06/17/20	GBP	38,300	48,327,118
(r) 1.574%, 09/04/20		9,325	9,335,351
(r) 1.161%, 09/29/20		43,000	43,042,140
Sanofi
0.875%, 09/22/21	EUR	9,000	9,938,667
0.000%, 03/21/22	EUR	23,000	25,229,543
0.000%, 09/13/22	EUR	12,200	13,383,536
0.500%, 03/21/23	EUR	132,300	147,141,985
SNCF Reseau
6.000%, 10/12/20	EUR	37,618	42,336,873
Total Capital International SA
2.125%, 03/15/23	EUR	4,500	5,175,256
0.250%, 07/12/23	EUR	7,000	7,630,675
Total Capital International SA
2.250%, 12/17/20	GBP	1,991	2,523,171
Unedic Asseo
0.875%, 10/25/22	EUR	97,900	110,471,072

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.250%, 11/24/23	EUR	5,000	$5,584,274
UNEDIC ASSEO
0.000%, 11/25/20	EUR	19,800	21,726,984

TOTAL FRANCE			1,014,334,610

GERMANY — (10.9%)
Bayerische Landesbodenkreditanstalt
2.500%, 02/09/22	EUR	17,829	20,511,749
Deutsche Bahn Finance GMBH Floating Rate Note
(r) 0.067%, 07/23/20	EUR	1,111	1,217,189
3.750%, 06/01/21	EUR	2,903	3,307,394
4.375%, 09/23/21	EUR	2,080	2,415,933
2.500%, 09/12/23	EUR	1,000	1,182,786
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	7,000	7,688,529
FMS Wertmanagement Floating Rate Note
(r) 0.000%, 04/06/21	EUR	3,000	3,294,768
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	26,061,049
Kreditanstalt fuer Wiederaufbau
0.125%, 06/01/20	EUR	5,000	5,481,483
0.375%, 12/15/20	GBP	5,000	6,301,655
2.125%, 08/15/23	EUR	57,114	67,899,100
0.000%, 09/15/23	EUR	87,801	97,558,719
0.125%, 11/07/23	EUR	173,800	194,070,134
0.125%, 01/15/24	EUR	42,000	46,926,773
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	12,122	13,386,919
Land Berlin
0.250%, 07/15/20	EUR	5,840	6,406,238
1.500%, 08/28/20	EUR	4,200	4,627,735
Landeskreditbank Baden-Wuertteberg Foerderbank
1.125%, 05/17/21	GBP	16,400	20,802,287
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 1.387%, 09/27/21		37,335	37,409,297
0.875%, 03/07/22	GBP	5,485	6,953,012
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	125,000	12,229,077
0.050%, 06/12/23	EUR	117,000	129,723,228

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	17,000	$18,662,231
NRW Bank
(r)	1.774%, 02/08/21		19,400	19,401,940
	0.000%, 08/10/22	EUR	23,000	25,371,899
	0.000%, 11/11/22	EUR	128,540	141,747,926
	0.125%, 03/10/23	EUR	89,000	98,688,301
	0.125%, 07/07/23	EUR	110,300	122,383,111
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.691%, 10/29/21	GBP	9,000	11,310,124
	0.000%, 12/05/22	EUR	117,200	129,247,840
	0.375%, 02/16/23	EUR	106,009	118,189,648
	0.125%, 03/16/23	EUR	27,260	30,191,961
	0.200%, 04/17/23	EUR	39,500	43,867,823

TOTAL GERMANY				1,474,517,858

JAPAN — (3.3%)
Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	24,000	26,375,714
	1.125%, 03/18/22	EUR	21,600	23,996,150
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	13,000	9,418,801
	2.020%, 02/28/22	CAD	43,966	31,787,739
	2.350%, 07/18/22	CAD	34,200	24,866,897
Toyota Finance Australia Ltd.
	1.625%, 07/11/22	GBP	2,000	2,510,435
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	11,735	12,765,430
	0.500%, 04/06/23	EUR	12,500	13,637,382
	0.250%, 04/09/24	EUR	4,000	4,303,840
Toyota Motor Credit Corp.
(r)	1.470%, 10/09/20		50,000	49,871,005
	1.000%, 03/09/21	EUR	9,640	10,589,766
	1.900%, 04/08/21		46,722	47,010,576
	0.000%, 07/21/21	EUR	19,201	20,872,529
	1.125%, 09/07/21	GBP	3,352	4,189,335
(r)	1.677%, 10/07/21		3,000	2,964,095
	2.600%, 01/11/22		48,709	49,782,807
	0.750%, 07/21/22	EUR	61,577	67,606,665
	2.375%, 02/01/23	EUR	20,648	23,697,138
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	13,693	14,901,930
	0.625%, 09/26/23	EUR	4,000	4,375,569

TOTAL JAPAN				445,523,803

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
LUXEMBOURG — (0.2%)
Luxembourg Government Bond
	3.375%, 05/18/20	EUR	30,847	$33,840,856

NETHERLANDS — (8.6%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	6,900	8,027,323
Allianz Finance II BV Floating Rate Note
(r)	0.031%, 12/07/20	EUR	4,000	4,378,164
BNG Bank NV
	1.125%, 05/24/21	GBP	14,000	17,761,577
	5.375%, 06/07/21	GBP	8,367	11,099,016
	1.250%, 12/15/21	GBP	79,900	101,851,503
	1.000%, 03/15/22	GBP	5,030	6,392,289
	1.000%, 06/17/22	GBP	15,457	19,657,357
	0.250%, 02/22/23	EUR	59,000	65,584,866
	0.050%, 07/11/23	EUR	184,891	204,626,695
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	18,733	20,516,849
	2.750%, 01/10/22		31,570	32,352,832
	4.750%, 06/06/22	EUR	35,519	42,570,699
	0.500%, 12/06/22	EUR	22,849	25,229,043
Nederlandse Waterschapsbank NV
	1.750%, 07/09/20	EUR	10,040	11,043,192
(r)Ω	0.811%, 12/15/21		295,000	294,869,934
	0.125%, 09/25/23	EUR	55,009	61,181,955
Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.811%, 12/15/21		17,000	16,992,505
Shell International Finance BV
(r)	2.181%, 05/11/20		10,000	10,000,260
	1.625%, 03/24/21	EUR	39,343	43,670,181
	1.250%, 03/15/22	EUR	43,619	48,428,527
	1.000%, 04/06/22	EUR	55,401	61,355,915
	2.375%, 08/21/22		24,379	24,833,630
Toyota Motor Finance Netherlands BV Floating Rate Note
(r)	0.351%, 09/30/21	EUR	31,000	33,776,002

TOTAL NETHERLANDS				1,166,200,314

NORWAY — (2.0%)
Equinor ASA
	2.000%, 09/10/20	EUR	13,660	15,055,319
	5.625%, 03/11/21	EUR	1,210	1,385,496
	0.875%, 02/17/23	EUR	28,954	32,064,797

			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Kommunalbanken A.S. Floating Rate Note
(r)	1.071%, 06/16/20		10,000	$10,006,840
(r)	1.259%, 04/15/21		47,000	47,050,962
(r)	1.763%, 02/24/22		39,000	38,888,912
	0.875%, 12/08/20	GBP	6,950	8,780,309
	0.125%, 03/21/22	SEK	200,000	20,497,299
	1.125%, 11/30/22	GBP	57,699	73,790,152
	1.500%, 12/15/23	GBP	4,000	5,199,618
Kommunalbanken AS
	1.125%, 12/15/21	GBP	12,237	15,564,343

TOTAL NORWAY				268,284,047

SINGAPORE — (0.7%)
DBS Bank, Ltd. Floating Rate Note
(r)	1.595%, 08/23/21	AUD	6,000	3,913,583
(r)	1.250%, 09/13/22	AUD	10,000	6,494,479
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.840%, 10/06/20	AUD	7,000	4,563,983
(r)	0.820%, 04/23/21	AUD	36,100	23,546,039
(r)	1.273%, 09/06/21	AUD	1,000	652,454
(r)	1.495%, 05/23/22	AUD	25,000	16,230,646
(r)	1.187%, 12/05/22	AUD	5,000	3,239,162
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	7,685	8,472,370
	4.625%, 07/26/22	GBP	4,200	5,721,290
United Overseas Bank, Ltd.
	Floating Rate Note
(r)	0.925%, 01/24/22	AUD	1,300	847,609
(r)	0.643%, 07/25/22	AUD	41,500	26,872,140

TOTAL SINGAPORE				100,553,755

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.3%)
African Development Bank Floating Rate Note
(r)	0.751%, 12/15/21		109,500	109,281,000
	5.250%, 03/23/22	AUD	2,500	1,767,936
	0.250%, 01/24/24	EUR	2,790	3,122,470
Asian Development Bank Floating Rate Note
(r)	0.325%, 02/01/22	GBP	69,500	87,406,733
(r)	0.369%, 03/19/24	GBP	37,244	46,698,471
	1.000%, 12/15/22	GBP	22,333	28,497,509
	0.200%, 05/25/23	EUR	244,378	272,011,368
	0.370%, 06/26/23	SEK	200,000	20,553,688
Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	39,747	44,345,284
	0.125%, 05/25/23	EUR	87,670	97,527,488

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima
	0.250%, 04/25/23	EUR	3,373	$3,754,377
EUROFIMA
(r)	1.782%, 11/15/21		43,400	43,598,338
EUROFIMA Floating Rate
	Note
(r)	0.868%, 03/11/22		20,782	20,733,786
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.517%, 02/28/24	GBP	20,500	25,728,610
European Financial Stability Facility
	1.750%, 10/29/20	EUR	7,864	8,704,714
	0.100%, 01/19/21	EUR	3,000	3,298,950
	0.000%, 11/17/22	EUR	91,238	101,110,934
	0.500%, 01/20/23	EUR	26,658	29,969,779
	0.125%, 10/17/23	EUR	91,000	101,426,067
	0.200%, 01/17/24	EUR	153,094	171,254,885
European Investment Bank
	1.375%, 09/15/20	EUR	10,000	11,028,301
(r)	0.345%, 01/10/22	GBP	22,250	28,030,876
	1.500%, 05/12/22	NOK	256,830	25,514,914
	0.500%, 07/19/22	SEK	130,000	13,425,591
	1.625%, 03/15/23	EUR	24,967	28,993,692
	0.000%, 10/16/23	EUR	39,214	43,616,977
	0.050%, 12/15/23	EUR	19,500	21,750,676
	0.875%, 12/15/23	GBP	12,000	15,338,652
	2.125%, 01/15/24	EUR	45,625	54,778,559
(r)	0.948%, 05/21/21	GBP	5,750	7,253,827
(r)	0.826%, 02/18/22	GBP	13,982	17,608,565
(r)	0.416%, 06/29/23	GBP	47,491	59,779,015
(r)	0.375%, 01/15/25	GBP	37,500	47,089,548
European Stability Mechanism
	0.100%, 07/31/23	EUR	224,961	250,329,246
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	69,166	75,797,048
Inter-American Development Bank
(r)	1.419%, 07/15/21		31,158	31,248,210
(r)	1.219%, 01/15/22		259	258,239
	4.750%, 08/27/24	AUD	23,000	17,443,481
Inter-American Investment Corp.
(r)	1.401%, 10/12/21		21,805	21,811,541
International Bank for Reconstruction & Development
	1.000%, 12/19/22	GBP	21,785	27,827,276

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.305%, 10/04/23	GBP	26,000	$32,672,135
International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	41,627	52,140,837
International Finance Corp. Floating Rate Note
(r)	0.755%, 08/23/21		36,000	35,997,943
(r)	0.315%, 01/18/22	GBP	40,500	50,974,442
Nordic Investment Bank
	1.500%, 08/31/22	NOK	100,000	9,980,039
	1.375%, 06/19/23	NOK	200,000	19,978,624

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,221,460,641

SWEDEN — (4.9%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	2,142,600	220,169,378
	0.750%, 02/22/23	SEK	1,075,000	111,845,889
	1.000%, 11/13/23	SEK	535,920	56,448,089
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	31,728	34,719,396
	1.250%, 08/05/22	GBP	5,351	6,672,390
Svensk Exportkredit AB
(r)	0.791%, 12/14/20		22,500	22,491,055
(r)	0.893%, 12/13/21		14,200	14,203,642
	1.375%, 12/15/22	GBP	31,487	40,500,325
	1.375%, 12/15/23	GBP	8,000	10,360,403
Svensk Exportkredit AB Floating Rate Note
(r)	1.339%, 07/15/21		6,000	6,009,925
Svenska Handelsbanken AB
	2.375%, 01/18/22	GBP	1,000	1,276,352
	0.250%, 02/28/22	EUR	57,386	62,821,651
	2.625%, 08/23/22	EUR	10,905	12,585,586
	2.750%, 12/05/22	GBP	5,000	6,482,582
	1.125%, 12/14/22	EUR	53,008	59,361,055

TOTAL SWEDEN				665,947,718

SWITZERLAND — (0.8%)
Nestle Finance International, Ltd.
	1.250%, 05/04/20	EUR	2,000	2,191,699
	0.750%, 11/08/21	EUR	8,000	8,852,834
	1.750%, 09/12/22	EUR	12,765	14,560,706
	0.750%, 05/16/23	EUR	4,500	5,043,314
Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	11,266	14,264,559

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,300	$5,868,371
	0.500%, 08/14/23	EUR	31,860	35,491,206
	0.125%, 09/20/23	EUR	10,000	11,030,712
	Roche Finance Europe BV
	0.500%, 02/27/23	EUR	6,000	6,665,308

	TOTAL SWITZERLAND			103,968,709

UNITED KINGDOM — (0.3%)
Transport for London
	2.250%, 08/09/22	GBP	29,447	38,185,122

	UNITED STATES — (4.2%)
	3M Co. Floating Rate Note
(r)	0.000%, 05/15/20	EUR	9,959	10,913,020
	1.875%, 11/15/21	EUR	3,625	4,066,546
	0.375%, 02/15/22	EUR	55,027	60,489,214
	0.375%, 02/15/22	EUR	5,500	6,045,953
	0.950%, 05/15/23	EUR	6,000	6,730,599
	Apple, Inc.
#(r)	2.813%, 02/23/21		800	806,271
	1.000%, 11/10/22	EUR	27,825	31,328,959
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	37,658	41,624,632
	0.750%, 03/16/23	EUR	26,918	29,866,805
	1.300%, 03/15/24	EUR	4,271	4,848,483
	Cisco Systems, Inc.
	1.850%, 09/20/21		5,352	5,441,218
	Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	22,430	25,063,589
	Johnson & Johnson
	0.250%, 01/20/22	EUR	41,680	46,051,555
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	29,745	32,936,479
	Oracle Corp.
	2.250%, 01/10/21	EUR	25,881	28,728,513
	1.900%, 09/15/21		34,499	34,952,582
	Pfizer, Inc.
	2.200%, 12/15/21		4,772	4,881,189
	0.250%, 03/06/22	EUR	96,493	106,122,484
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	1,500	1,680,431
	2.000%, 11/05/21	EUR	9,900	11,141,463
	2.000%, 08/16/22	EUR	25,959	29,702,874
	Walmart, Inc.
(r)	1.425%, 06/23/21		35,000	34,949,250
	1.900%, 04/08/22	EUR	8,445	9,501,284
	1.900%, 04/08/22	EUR	5,000	5,625,390

	TOTAL UNITED STATES			573,498,783

	TOTAL BONDS			12,214,668,060

		Face Amount^	Value†
		(000)
CERTIFICATES OF DEPOSIT — (1.6%)
CANADA — (0.6%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	75,000,000	$75,000,000

SINGAPORE — (1.0%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	22,000,000	21,987,631
(r)Ω	Oversea-Chinese Banking Corp., Ltd	119,000,000	119,000,000

TOTAL SINGAPORE			140,987,631

TOTAL CERTIFICATES OF DEPOSIT			215,987,631

TOTAL INVESTMENT SECURITIES (Cost $12,985,485,950)			12,430,655,691

COMMERCIAL PAPER — (8.5%)
Caisse des Depots et Consignations
Ω	0.569%, 07/10/20	100,000	99,947,144
Ω	0.691%, 07/15/20	75,000	74,956,141
Export Development Canada 1.050%, 10/16/20		11,800	11,775,793
Kingdom of Denmark 0.650%, 07/21/20		35,000	34,971,858
Ω	Landesbank
Hessen-Thueringen 0.300%, 07/27/20		100,000	99,902,956
Landesbank Hessen-Thueringen Girozentrale
Ω	0.890%, 07/15/20	50,000	49,966,539
Ω	0.340%, 08/04/20	50,000	49,945,333
Ω	0.702%, 10/19/20	100,000	99,786,433
Ω	Nederlandse Waterschapsbank NV 0.600%, 08/14/20	25,000	24,992,639
Novartis Finance Corp.
Ω	0.600%, 06/16/20	38,000	37,987,399
Ω	0.750%, 09/21/20	34,700	34,622,272
(r)Ω	Oversea-Chinese Banking Corp., Ltd. 0.879%, 08/11/20	7,000	7,000,000
Pfizer, Inc.
Ω	1.630%, 06/12/20	15,000	14,995,109
Ω	0.880%, 07/16/20	143,500	143,414,059
Ω	0.895%, 07/30/20	100,000	99,928,464

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Province of British Columbia 0.600%, 05/04/20	66,500	$66,499,594
	Province of Ontario Canada 0.890%, 06/03/20	100,000	99,977,050
Ω	Province of Quebec Canada 0.864%, 08/04/20	100,000	99,946,667

TOTAL COMMERCIAL PAPER.			1,150,615,450

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	15	$177

TOTAL INVESTMENTS — (100.0%) (Cost $14,135,128,525)		$13,581,271,318

As of April 30, 2020, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	143,823,693	EUR	129,506,258	Bank of America Corp.	05/04/20	$1,904,314
EUR	129,506,258	USD	140,522,060	Bank of America Corp.	05/04/20	1,397,318
USD	72,279,097	SGD	99,662,900	HSBC Bank	05/04/20	1,603,708
SGD	184,976,943	USD	175,908,501	State Street Bank and Trust	05/04/20	2,219,907
EUR	59,962,069	USD	65,178,769	Barclays Capital	05/05/20	530,639
NOK	371,679,514	USD	36,120,985	JP Morgan	05/05/20	157,951
EUR	59,962,069	USD	65,163,778	Morgan Stanley and Co. International	05/05/20	545,630
USD	132,127,258	EUR	119,924,138	UBS AG	05/05/20	708,442
USD	141,177,984	EUR	128,274,295	Barclays Capital	05/06/20	606,269
EUR	31,500,000	USD	34,253,991	Citibank, N.A.	05/06/20	265,855
EUR	31,758,219	USD	34,526,167	Bank of America Corp.	05/07/20	277,243
USD	134,430,989	EUR	122,519,709	Barclays Capital	05/12/20	151,890
GBP	13,640,620	USD	16,929,162	State Street Bank and Trust	05/15/20	251,764
EUR	24,382,625	USD	26,365,815	JP Morgan	05/19/20	360,741
EUR	32,369,639	USD	35,063,156	Citibank, N.A.	05/20/20	418,917
EUR	25,000,000	USD	27,037,870	State Street Bank and Trust	05/26/20	369,201
USD	134,208,110	EUR	121,798,002	State Street Bank and Trust	05/27/20	680,410
USD	138,201,070	EUR	125,293,724	Barclays Capital	05/28/20	838,279
USD	144,310,223	EUR	128,896,324	State Street Bank and Trust	05/29/20	2,995,014
USD	70,097,709	EUR	62,775,550	JP Morgan	06/01/20	1,269,787
USD	70,086,371	EUR	62,775,549	State Street Bank and Trust	06/01/20	1,258,450
DKK	30,610,339	USD	4,447,852	Bank of America Corp.	06/02/20	49,905
USD	144,218,855	EUR	129,086,890	JP Morgan	06/02/20	2,683,529
DKK	182,599,041	USD	26,658,787	UBS AG	06/02/20	171,563
USD	139,703,328	EUR	124,331,857	JP Morgan	06/03/20	3,378,889
USD	139,521,947	EUR	122,211,099	State Street Bank and Trust	06/10/20	5,502,950
USD	135,433,585	EUR	119,065,800	State Street Bank and Trust	06/11/20	4,860,942
USD	131,526,637	EUR	117,389,585	Barclays Capital	06/12/20	2,789,401
USD	126,156,061	CAD	175,376,920	JP Morgan	06/12/20	153,024
USD	115,445,099	EUR	103,206,104	Barclays Capital	06/15/20	2,255,025
USD	116,356,163	EUR	105,344,626	Barclays Capital	06/16/20	818,175
USD	78,103,808	EUR	70,895,562	Citibank, N.A.	06/17/20	346,554
USD	132,802,793	EUR	120,722,613	Barclays Capital	06/25/20	372,878
USD	36,104,678	EUR	32,728,127	State Street Bank and Trust	06/26/20	201,897

36

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	12,052,766	EUR	10,909,376	UBS AG	06/26/20	$85,172
USD	80,256,726	EUR	72,485,545	State Street Bank and Trust	06/29/20	734,836
USD	127,226,617	EUR	115,713,126	Barclays Capital	06/30/20	278,177
USD	131,232,543	EUR	119,609,927	Bank of America Corp.	07/01/20	6,081
EUR	32,000,000	USD	34,708,320	Bank of America Corp.	07/13/20	408,720
USD	148,982,716	EUR	135,567,038	JP Morgan	07/13/20	210,432
SEK	379,594,343	USD	38,436,674	State Street Bank and Trust	07/15/20	499,717

Total Appreciation						$44,619,596
USD	102,137,418	GBP	85,314,043	Barclays Capital	05/04/20	$(5,315,600)
USD	34,360,399	NOK	371,679,514	HSBC Bank	05/05/20	(1,918,537)
USD	60,466,044	SEK	605,035,084	Barclays Capital	05/06/20	(1,553,106)
USD	113,295,390	CAD	160,540,837	JP Morgan	05/06/20	(2,039,222)
USD	122,908,011	GBP	98,854,211	State Street Bank and Trust	05/06/20	(1,599,411)
USD	136,425,778	EUR	124,489,364	Bank of America Corp.	05/07/20	(463)
USD	75,899,366	SEK	764,515,248	Barclays Capital	05/07/20	(2,467,972)
USD	102,446,996	CAD	145,874,309	JP Morgan	05/07/20	(2,350,885)
USD	100,966,579	AUD	165,452,014	Morgan Stanley and Co. International	05/07/20	(6,850,942)
USD	108,920,778	GBP	88,027,887	Citibank, N.A.	05/11/20	(1,952,087)
USD	121,792,507	CAD	173,525,909	JP Morgan	05/11/20	(2,871,164)
USD	136,390,843	EUR	124,912,451	State Street Bank and Trust	05/11/20	(508,332)
USD	50,468,772	CAD	71,605,356	HSBC Bank	05/12/20	(973,705)
USD	77,838,218	DKK	533,703,190	Citibank, N.A.	05/13/20	(551,978)
USD	120,499,633	CAD	170,526,152	HSBC Bank	05/13/20	(2,009,407)
USD	8,340,970	AUD	13,026,871	JP Morgan	05/13/20	(148,186)
USD	137,072,959	EUR	125,831,038	State Street Bank and Trust	05/13/20	(838,014)
USD	69,166,283	SEK	696,705,652	Barclays Capital	05/14/20	(2,254,508)
USD	132,318,071	EUR	121,877,126	State Street Bank and Trust	05/14/20	(1,262,049)
USD	120,211,006	CAD	168,645,342	UBS AG	05/14/20	(947,045)
USD	131,452,605	EUR	121,082,718	Bank of America Corp.	05/15/20	(1,259,448)
USD	253,920,089	CAD	280,237,833	JP Morgan	05/15/20	(2,128,814)
USD	6,399,478	NOK	66,502,767	Bank of America Corp.	05/19/20	(92,194)
USD	66,503,617	CAD	92,827,231	HSBC Bank	05/19/20	(185,846)
USD	259,456,783	EUR	224,944,909	State Street Bank and Trust	05/19/20	(2,418,522)
USD	141,008,053	EUR	129,889,810	State Street Bank and Trust	05/20/20	(1,371,033)
USD	125,606,046	EUR	115,515,459	State Street Bank and Trust	05/21/20	(1,019,057)
USD	138,802,529	EUR	127,360,582	Bank of America Corp.	05/22/20	(809,655)
USD	143,746,629	EUR	131,563,241	Barclays Capital	05/26/20	(483,897)
USD	59,892,798	SEK	602,300,138	JP Morgan	05/26/20	(1,857,055)
USD	24,439,141	NOK	261,068,130	Barclays Capital	05/27/20	(1,046,097)
USD	57,611,089	SEK	581,594,656	JP Morgan	05/27/20	(2,016,513)
USD	105,012,172	DKK	726,133,233	Barclays Capital	06/02/20	(1,682,848)
USD	87,239,441	GBP	70,610,453	Barclays Capital	06/05/20	(1,705,420)
USD	134,944,741	EUR	123,841,587	JP Morgan	06/05/20	(847,507)
USD	2,355,079	GBP	1,892,930	State Street Bank and Trust	06/05/20	(29,361)
USD	108,375,711	GBP	87,646,279	Citibank, N.A.	06/09/20	(2,030,507)
USD	128,786,352	EUR	118,215,091	State Street Bank and Trust	06/09/20	(847,727)
USD	120,877,448	GBP	97,321,123	Citibank, N.A.	06/10/20	(1,716,550)
USD	124,322,913	GBP	98,894,773	Barclays Capital	06/12/20	(254,562)
USD	123,764,991	CAD	173,736,344	National Australia Bank Ltd.	06/16/20	(1,061,077)
USD	121,772,536	GBP	97,500,319	State Street Bank and Trust	06/16/20	(1,050,665)
USD	26,458,718	EUR	24,620,158	JP Morgan	06/17/20	(544,325)
USD	136,618,992	EUR	126,388,500	JP Morgan	06/18/20	(2,005,151)
USD	26,469,309	EUR	24,620,157	JP Morgan	06/19/20	(534,908)
USD	190,024,893	EUR	162,570,068	UBS AG	06/19/20	(2,270,763)
USD	214,443,486	EUR	245,542,209	JP Morgan	06/22/20	(3,204,913)
USD	229,824,966	EUR	200,099,125	State Street Bank and Trust	06/23/20	(3,109,159)
USD	117,708,528	EUR	108,417,478	JP Morgan	06/24/20	(1,220,351)

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	112,083,330	GBP	90,054,330	State Street Bank and Trust	06/26/20	$(1,365,349)
USD	36,256,190	NOK	372,967,333	JP Morgan	06/29/20	(159,773)
USD	107,625,468	GBP	86,003,617	State Street Bank and Trust	06/29/20	(721,735)
USD	137,354,476	EUR	125,732,724	Barclays Capital	07/02/20	(592,432)
USD	135,094,102	EUR	124,857,682	State Street Bank and Trust	07/06/20	(1,904,689)
USD	136,314,248	EUR	125,183,679	JP Morgan	07/08/20	(1,048,244)
USD	134,628,042	EUR	123,111,908	Bank of America Corp.	07/14/20	(478,842)
USD	82,826,889	DKK	566,652,126	Barclays Capital	07/14/20	(515,185)
USD	280,592,994	SEK	984,913,968	State Street Bank and Trust	07/15/20	(3,409,847)
USD	77,119,894	CAD	108,401,265	Bank of America Corp.	07/16/20	(771,416)
USD	201,469,034	EUR	819,805,944	State Street Bank and Trust	07/16/20	(2,689,490)
USD	138,363,263	EUR	127,202,947	State Street Bank and Trust	07/17/20	(1,242,413)
USD	106,522,510	DKK	731,795,899	Barclays Capital	07/20/20	(1,124,110)
USD	113,176,924	CAD	160,689,898	HSBC Bank	07/20/20	(2,287,388)
USD	135,550,639	EUR	124,840,555	JP Morgan	07/20/20	(1,471,291)
USD	255,374,135	CAD	293,537,321	JP Morgan	07/21/20	(2,994,541)
USD	128,274,747	EUR	118,870,921	JP Morgan	07/22/20	(2,200,766)
USD	131,082,228	EUR	121,258,473	Bank of America Corp.	07/24/20	(2,019,738)
USD	99,597,177	CAD	139,853,958	UBS AG	07/24/20	(896,444)
USD	111,559,673	EUR	102,569,083	Bank of America Corp.	07/27/20	(1,034,869)
USD	125,789,071	CAD	175,540,787	UBS AG	07/27/20	(348,708)
USD	133,839,162	EUR	122,733,577	State Street Bank and Trust	07/28/20	(893,769)
USD	140,788,714	EUR	129,506,258	Bank of America Corp.	07/29/20	(1,382,155)
USD	66,876,030	EUR	61,412,549	Barclays Capital	07/30/20	(543,618)
USD	66,860,917	EUR	61,412,549	Morgan Stanley and Co. International	07/30/20	(558,732)

Total (Depreciation)						$(109,872,082)

Total Appreciation (Depreciation)						$(65,252,486)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$153,285,032	—	$153,285,032
Austria	—	148,092,406	—	148,092,406
Belgium	—	514,159,006	—	514,159,006
Canada	—	2,436,332,508	—	2,436,332,508
Denmark	—	584,087,139	—	584,087,139
Finland	—	272,395,753	—	272,395,753
France	—	1,014,334,610	—	1,014,334,610
Germany	—	1,474,517,858	—	1,474,517,858
Japan	—	445,523,803	—	445,523,803
Luxembourg	—	33,840,856	—	33,840,856
Netherlands	—	1,166,200,314	—	1,166,200,314
Norway	—	268,284,047	—	268,284,047
Singapore	—	100,553,755	—	100,553,755
Supranational Organization Obligations	—	2,221,460,641	—	2,221,460,641
Sweden	—	665,947,718	—	665,947,718
Switzerland	—	103,968,709	—	103,968,709

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$38,185,122	—	$38,185,122
United States	—	573,498,783	—	573,498,783
Certificates of Deposit	—	215,987,631	—	215,987,631
Commercial Paper	—	1,150,615,450	—	1,150,615,450
Securities Lending Collateral	—	177	—	177
Forward Currency Contracts**	—	(65,252,486)	—	(65,252,486)

TOTAL	—	$13,516,018,832	—	$13,516,018,832

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

39

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.5%)
AUSTRALIA — (7.7%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$13,456,325
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	47,540,671
Ω	1.750%, 08/21/31	AUD	7,000	4,591,713
Ω	1.750%, 07/20/34	AUD	7,000	4,476,956
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	8,395,772
	2.250%, 11/20/34	AUD	36,000	24,372,795
Western Australian Treasury
	Corp.
	2.750%, 07/24/29	AUD	4,400	3,192,942
	2.000%, 10/24/34	AUD	10,000	6,568,988

TOTAL AUSTRALIA				112,596,162

AUSTRIA — (2.5%)
Republic of Austria Government Bond
Ω	0.750%, 02/20/28	EUR	31,000	36,644,134

BELGIUM — (6.2%)
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	32,450	38,161,058
Kingdom of Belgium Government Bond
Ω	0.800%, 06/22/28	EUR	2,500	2,956,668
Ω	1.000%, 06/22/31	EUR	32,300	39,161,291
	1.250%, 04/22/33	EUR	9,000	11,288,134

TOTAL BELGIUM				91,567,151

CANADA — (16.5%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	15,000	17,433,049
	1.500%, 03/04/33	EUR	31,520	39,616,798
Province of Alberta Canada
	3.500%, 06/01/31	CAD	28,000	23,655,419
	3.900%, 12/01/33	CAD	32,000	27,937,095
Province of British Columbia
	Canada
	2.200%, 06/18/30	CAD	5,000	3,864,866
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,258,342
Province of Ontario Canada
	6.200%, 06/02/31	CAD	7,000	7,483,480
	5.850%, 03/08/33	CAD	35,000	37,282,374

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Quebec Canada
	0.875%, 05/04/27	EUR	32,763	$37,875,633
	0.875%, 07/05/28	EUR	3,000	3,466,010
	0.000%, 10/15/29	EUR	10,000	10,693,629
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	25,600	27,416,157

TOTAL CANADA				241,982,852

DENMARK — (3.9%)
Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	360,000	57,143,209

FINLAND — (6.5%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	56,926,701
Municipality Finance P.L.C.
	1.250%, 02/23/33	EUR	30,511	38,381,575

TOTAL FINLAND				95,308,276

FRANCE — (18.8%)
Action Logement Services
	0.500%, 10/30/34	EUR	11,300	12,464,135
Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	32,866,326
	0.875%, 05/25/31	EUR	5,500	6,419,036
	1.375%, 07/05/32	EUR	13,000	15,931,380
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	82,000	103,206,881
SNCF Mobilites
	1.500%, 02/02/29	EUR	21,000	25,374,971
SNCF Reseau
	1.125%, 05/25/30	EUR	8,000	9,523,897
SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	16,713	28,376,353
	5.000%, 10/10/33	EUR	11,000	19,167,563
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	4,226	6,823,845
	Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	11,356,068
	1.250%, 05/25/33	EUR	3,400	4,174,694

	TOTAL FRANCE			275,685,149

40

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (4.8%)
Deutsche Bahn Finance GMBH
0.625%, 09/26/28	EUR	1,000	$1,129,525
1.125%, 12/18/28	EUR	1,500	1,763,454
1.625%, 08/16/33	EUR	4,773	5,897,718
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,029,000	10,868,310
2.050%, 02/16/26	JPY	399,000	4,214,243
5.750%, 06/07/32	GBP	5,000	9,891,481
0.050%, 09/29/34	EUR	10,000	11,003,908
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	12,763,290
1.100%, 03/13/34	EUR	10,000	12,381,084

TOTAL GERMANY			69,913,013

NETHERLANDS — (3.5%)
BNG Bank NV
0.750%, 01/11/28	EUR	12,300	14,355,243
3.300%, 04/26/29	AUD	27,000	20,077,780
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	7,600	9,057,530
0.500%, 04/29/30	EUR	6,500	7,489,488

TOTAL NETHERLANDS			50,980,041

NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	36,154,820

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.3%)
African Development Bank
0.500%, 03/21/29	EUR	3,500	4,016,876
Asian Development Bank
2.350%, 06/21/27	JPY	4,130,000	45,435,897
EUROFIMA
3.350%, 05/21/29	AUD	15,000	11,075,977
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	38,190,599
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	23,947,202
2.150%, 01/18/27	JPY	517,100	5,550,530

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.375%, 05/12/28	SEK	110,000	$11,960,849
5.625%, 06/07/32	GBP	5,800	11,340,362
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	48,524,164
European Union
1.250%, 04/04/33	EUR	10,000	12,687,286
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	12,689,171

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			225,418,913

SWEDEN — (1.4%)
	Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	21,286,602

UNITED KINGDOM — (8.9%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	28,993,072
Transport for London
4.000%, 09/12/33	GBP	20,846	34,243,095
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	34,295,117
4.500%, 09/07/34	GBP	17,000	33,559,402

TOTAL UNITED KINGDOM			131,090,686

TOTAL BONDS			1,445,771,008

U.S. TREASURY OBLIGATIONS — (1.5%)
U.S. Treasury Notes
1.500%, 02/15/30		21,000	22,706,250

TOTAL INVESTMENT SECURITIES (Cost $1,455,147,995)			1,468,477,258

TOTAL INVESTMENTS — (100.0%) (Cost $1,455,147,995)			$1,468,477,258

41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
EUR	113,218,658	USD	123,022,005	JP Morgan	05/05/20	$1,048,614
USD	3,499,251	GBP	2,776,084	JP Morgan	05/05/20	2,766
GBP	84,596,258	USD	105,865,678	State Street Bank and Trust	05/05/20	683,532
USD	7,870,871	AUD	12,071,156	State Street Bank and Trust	05/14/20	4,490
DKK	5,597,236	USD	816,202	Bank of America Corp.	05/29/20	6,170
USD	57,213,241	DKK	386,246,438	State Street Bank and Trust	05/29/20	464,120
EUR	24,785,118	USD	26,786,509	State Street Bank and Trust	07/20/20	417,029
USD	12,929,434	CAD	17,949,381	Mellon Bank	07/24/20	31,706

Total Appreciation						$2,658,427
USD	61,374,872	EUR	56,609,329	Bank of America Corp.	05/05/20	$(660,437)
USD	94,816,172	GBP	79,840,639	Barclays Capital	05/05/20	(5,743,323)
USD	2,454,241	GBP	1,979,535	JP Morgan	05/05/20	(38,988)
USD	61,310,168	EUR	56,609,329	UBS AG	05/05/20	(725,142)
USD	47,066,557	AUD	75,529,551	State Street Bank and Trust	05/14/20	(2,153,600)
USD	84,119,419	AUD	131,955,342	UBS AG	05/28/20	(1,876,213)
USD	663,301	DKK	4,557,726	State Street Bank and Trust	05/29/20	(6,341)
USD	102,333,365	EUR	93,892,280	State Street Bank and Trust	06/03/20	(615,410)
USD	122,909,189	EUR	112,867,586	Bank of America Corp.	06/09/20	(860,842)
USD	118,017,480	GBP	94,940,486	State Street Bank and Trust	06/26/20	(1,586,683)
USD	117,243,608	EUR	107,785,803	JP Morgan	06/29/20	(1,005,221)
USD	105,438,628	GBP	84,236,590	State Street Bank and Trust	06/29/20	(682,477)
USD	32,581,382	SEK	324,866,933	JP Morgan	07/15/20	(741,417)
USD	66,971,677	EUR	61,378,663	State Street Bank and Trust	07/15/20	(388,673)
USD	122,467,221	EUR	112,491,869	State Street Bank and Trust	07/16/20	(990,297)
USD	90,130,782	JPY	9,701,102,290	JP Morgan	07/17/20	(369,482)
USD	123,305,257	EUR	113,544,715	JP Morgan	07/20/20	(1,318,636)
USD	128,968,064	EUR	118,629,252	JP Morgan	07/24/20	(1,247,881)
USD	119,379,220	CAD	167,804,601	State Street Bank and Trust	07/24/20	(1,198,647)

Total (Depreciation)						$(22,209,710)

Total Appreciation (Depreciation)						$(19,551,283)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$112,596,162	—	$112,596,162
Austria	—	36,644,134	—	36,644,134
Belgium	—	91,567,151	—	91,567,151
Canada	—	241,982,852	—	241,982,852
Denmark	—	57,143,209	—	57,143,209
Finland	—	95,308,276	—	95,308,276
France	—	275,685,149	—	275,685,149
Germany	—	69,913,013	—	69,913,013
Netherlands	—	50,980,041	—	50,980,041

42

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$36,154,820	—	$36,154,820
Supranational Organization Obligations	—	225,418,913	—	225,418,913
Sweden	—	21,286,602	—	21,286,602
United Kingdom	—	131,090,686	—	131,090,686
U.S. Treasury Obligations	—	22,706,250	—	22,706,250
Forward Currency Contracts**	—	(19,551,283)	—	(19,551,283)

TOTAL	—	$1,448,925,975	—	$1,448,925,975

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (44.8%)
Federal Farm Credit Discount Notes
0.000%, 11/06/20	50,000	$49,963,250
Federal Home Loan Bank
0.000%, 05/06/20	150,000	149,998,125
0.000%, 05/08/20	125,000	124,997,812
0.000%, 05/14/20	105,000	104,996,588
0.000%, 05/18/20	234,000	233,990,055
0.000%, 07/20/20	100,000	99,973,333
0.000%, 08/20/20	117,000	116,956,710
0.000%, 09/14/20	45,000	44,977,900
0.000%, 01/20/21	245,000	244,730,500

TOTAL AGENCY OBLIGATIONS		1,170,584,273

U.S. TREASURY OBLIGATIONS — (50.5%)
U.S. Treasury Bills
¥0.020%, 05/14/20	65,000	64,998,328
¥0.170%, 07/14/20	29,000	28,994,933
¥0.160%, 07/21/20	95,000	94,979,694
¥0.160%, 07/30/20	100,000	99,974,062
¥0.000%, 08/04/20	88,000	87,973,295
¥0.160%, 10/01/20	208,000	207,900,549
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 0.240%, 01/31/21	235,000	235,174,936
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	235,000	235,235,049
U.S. Treasury Notes, 3M USTMMR + 0.154%, FRN
(r) 0.279%, 01/31/22	26,000	26,034,148
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
(r) 0.425%, 10/31/21	235,600	236,432,538

TOTAL U.S. TREASURY OBLIGATIONS.		1,317,697,532

TOTAL INVESTMENT SECURITIES (Cost $2,487,111,794)		2,488,281,805

	Shares
TEMPORARY CASH INVESTMENTS — (4.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	122,470,568	122,470,568

TOTAL INVESTMENTS — (100.0%) (Cost $2,609,582,362)		$2,610,752,373

44

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,170,584,273	—	$1,170,584,273
U.S. Treasury Obligations	—	1,317,697,532	—	1,317,697,532
Temporary Cash Investments	$122,470,568	—	—	122,470,568

TOTAL	$122,470,568	$2,488,281,805	—	$2,610,752,373

See accompanying Notes to Financial Statements.

45

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (22.8%)
Federal Farm Credit Bank
5.250%, 03/06/23	4,203	$4,776,404
5.220%, 05/15/23	33,694	38,544,714
Federal Home Loan Bank
2.500%, 12/08/23	15,000	16,116,116
5.375%, 08/15/24	19,950	24,005,975
5.365%, 09/09/24	1,400	1,686,019
2.875%, 09/13/24	21,500	23,644,603
3.125%, 06/13/25	11,480	12,920,208
3.125%, 09/12/25	43,715	49,267,752
4.375%, 03/13/26	14,080	16,836,611
5.750%, 06/12/26	8,080	10,364,205
3.000%, 09/11/26	60,885	68,487,927
2.500%, 12/10/27	43,230	47,829,575
3.000%, 03/10/28	31,600	36,457,011
3.250%, 06/09/28	149,850	173,842,271
3.250%, 11/16/28	141,000	166,879,177
2.125%, 09/14/29	11,305	12,061,547
2.125%, 12/14/29	10,000	10,755,757
Tennessee Valley Authority
2.875%, 09/15/24	87,775	95,673,615
6.750%, 11/01/25	47,282	62,179,115
2.875%, 02/01/27	140,706	156,699,875
7.125%, 05/01/30	111,500	172,471,940

TOTAL AGENCY OBLIGATIONS		1,201,500,417

U.S. TREASURY OBLIGATIONS — (76.5%)
U.S. Treasury Bonds
6.875%, 08/15/25	51,630	69,252,100
6.000%, 02/15/26	103,833	137,014,416
6.750%, 08/15/26	80,183	111,576,246
6.625%, 02/15/27	88,828	125,264,124
6.125%, 11/15/27	20,000	28,295,312
5.250%, 11/15/28	95,132	132,226,187
5.250%, 02/15/29	10,000	13,999,219
6.125%, 08/15/29	75,528	113,386,410
6.250%, 05/15/30	171,289	265,230,930
5.375%, 02/15/31	217,000	324,338,712

	Face
	Amount	Value†
	(000)
U.S. Treasury Notes
2.000%, 10/31/21	2	$1,848
2.000%, 08/15/25	40,000	43,335,938
2.250%, 11/15/25	32,000	35,170,000
1.625%, 02/15/26	156,000	166,359,375
1.625%, 05/15/26	153,000	163,435,077
1.500%, 08/15/26	183,000	194,373,165
2.000%, 11/15/26	184,300	201,938,085
2.250%, 02/15/27	161,500	180,135,585
2.375%, 05/15/27	130,000	146,605,469
2.250%, 08/15/27	176,000	197,553,125
2.250%, 11/15/27	62,000	69,779,063
2.750%, 02/15/28	5,000	5,830,273
2.875%, 05/15/28	170,000	200,580,078
2.875%, 08/15/28	10,000	11,844,141
2.625%, 02/15/29	150,000	175,869,141
2.375%, 05/15/29	190,000	219,286,718
1.625%, 08/15/29	227,000	247,536,406
1.750%, 11/15/29	105,000	115,828,125
1.500%, 02/15/30	314,000	339,512,500

TOTAL U.S. TREASURY OBLIGATIONS		4,035,557,768

TOTAL INVESTMENT SECURITIES (Cost $4,692,939,037)		5,237,058,185

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	35,711,145	35,711,145

TOTAL INVESTMENTS — (100.0%) (Cost $4,728,650,182)		$5,272,769,330

46

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,201,500,417	—	$1,201,500,417
U.S. Treasury Obligations	—	4,035,557,768	—	4,035,557,768
Temporary Cash Investments	$35,711,145	—	—	35,711,145

TOTAL	$35,711,145	$5,237,058,185	—	$5,272,769,330

See accompanying Notes to Financial Statements.

47

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (79.6%)
3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,062,530
	0.375%, 02/15/22	EUR	2,200	2,418,381
Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	8,847	9,677,220
	0.875%, 09/27/23	EUR	23,016	25,674,053
AbbVie, Inc.
	2.500%, 05/14/20		22,623	22,631,371
	2.900%, 11/06/22		1,252	1,302,461
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	19,015,223
Advance Auto Parts, Inc.
	4.500%, 12/01/23		1,000	1,058,372
Aetna, Inc.
	2.750%, 11/15/22		2,000	2,060,379
Aflac, Inc.
	3.625%, 06/15/23		706	757,238
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21		25,000	24,950,000
Agence Francaise de Developpement
	0.125%, 03/31/21	EUR	10,000	10,989,947
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	1.119%, 06/07/21		2,000	2,000,522
Agence Francaise de Developpement EPIC, Floating Rate Note, FRN
(r)	1.172%, 06/19/20		30,000	30,012,171
Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,086,900
Albemarle Corp.
	1.875%, 12/08/21	EUR	3,000	3,251,997
	4.150%, 12/01/24		830	864,019
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,464,211
Allergan Finance LLC
	3.250%, 10/01/22		18,630	19,111,044
Allergan Funding SCS
	3.450%, 03/15/22		12,220	12,524,360

			Face
			Amount^	Value†
			(000)
Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	$19,678,104
Ameren Corp.
	2.700%, 11/15/20		1,000	1,007,771
American Express Co.
	2.500%, 08/01/22		1,220	1,246,015
	2.650%, 12/02/22		12,256	12,604,818
American Express Credit Corp.
	2.600%, 09/14/20		13,165	13,224,175
American Honda Finance Corp.
(r)	1.923%, 02/12/21		30,000	29,756,541
(r)	1.118%, 06/11/21		8,767	8,685,194
	1.375%, 11/10/22	EUR	5,000	5,506,261
	0.550%, 03/17/23	EUR	4,193	4,524,862
American International Group, Inc.
	3.375%, 08/15/20		3,000	3,017,016
	6.400%, 12/15/20		11,283	11,630,308
	1.500%, 06/08/23	EUR	7,600	8,465,243
	4.125%, 02/15/24		614	664,181
AmerisourceBergen Corp.
	3.500%, 11/15/21		2,000	2,057,457
Anheuser-Busch InBev Finance, Inc.
#	3.700%, 02/01/24		1,200	1,298,589
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	5,000	5,544,528
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	9,750	10,636,671
AP Moller - Maersk A.S.
	1.500%, 11/24/22	EUR	540	591,881
Apache Corp.
	3.250%, 04/15/22		6,346	5,712,248
Applied Materials, Inc.
	2.625%, 10/01/20		1,590	1,598,649
ArcelorMittal
	2.250%, 01/17/24	EUR	6,200	6,526,305
ArcelorMittal SA
	0.950%, 01/17/23	EUR	12,000	12,380,251
Ares Capital Corp.
	4.200%, 06/10/24		3,152	3,009,040
Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	1,017,367
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,200	2,411,833
Asian Development Bank
(r)	0.791%, 03/16/21		2,000	1,998,260
	0.370%, 06/26/23	SEK	80,000	8,221,475

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21		100,000	$99,735,000
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r)	0.369%, 03/19/24	GBP	9,250	11,598,133
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.325%, 02/01/22	GBP	7,000	8,803,556
Assurant, Inc.
	4.000%, 03/15/23		8,305	8,494,778
	4.200%, 09/27/23		6,000	6,288,306
AstraZeneca P.L.C.
	2.375%, 11/16/20		23,256	23,389,864
AT&T, Inc.
#	4.600%, 02/15/21		8,793	8,921,332
(r)	2.330%, 06/01/21		7,800	7,772,859
	3.800%, 03/15/22		9,259	9,664,715
	2.500%, 03/15/23	EUR	15,000	17,241,155
	1.950%, 09/15/23	EUR	5,200	5,892,221
Australia & New Zealand Banking Group Ltd.
(r)	2.152%, 05/17/21		12,500	12,441,581
Australia & New Zealand Banking Group, Ltd.
(r)Ω	2.054%, 11/09/20		4,000	3,993,350
	3.300%, 03/07/22	AUD	19,300	13,137,358
Australia & New Zealand Banking Group, Ltd., 3M USD LIBOR + 0.870%, FRN
(r)Ω	2.553%, 11/23/21		2,050	2,050,403
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, Update Replacements.xls: US0003M + 0.870%, FRN
#(r)	2.553%, 11/23/21		10,000	10,001,967
Autobahnen- und Schnell-strassen-Finanzierungs AG
	1.750%, 10/21/20	EUR	8,200	9,066,121
Autodesk, Inc.
#	3.600%, 12/15/22		1,000	1,042,972
AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,168,976
Avnet, Inc.
	4.875%, 12/01/22		4,291	4,524,954

			Face
			Amount^	Value†
			(000)
Banco Santander SA
	3.848%, 04/12/23		25,400	$26,355,816
Bank of America Corp.
	2.625%, 10/19/20		2,300	2,315,655
	5.700%, 01/24/22		19,171	20,569,836
	3.228%, 06/22/22	CAD	4,130	3,060,167
	3.300%, 01/11/23		563	590,200
Bank of Montreal
(r)	1.498%, 01/22/21		22,772	22,698,850
	1.900%, 08/27/21		5,254	5,312,868
(r)	2.428%, 08/27/21		4,608	4,616,527
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	1.771%, 04/13/21		5,000	4,992,360
Bank of Nova Scotia (The)
	2.350%, 10/21/20		934	941,663
	3.270%, 01/11/21	CAD	5,000	3,649,233
	2.450%, 03/22/21		37,679	38,199,991
	2.700%, 03/07/22		3,305	3,401,358
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	1.642%, 01/08/21		1,898	1,891,351
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)	1.575%, 04/20/21		5,515	5,502,156
Barclays P.L.C.
	3.200%, 08/10/21		12,000	12,127,656
	1.500%, 04/01/22	EUR	1,764	1,935,159
BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	1,487	1,682,833
	3.625%, 11/09/21	EUR	1,854	2,109,174
Ω	3.250%, 06/07/22		7,350	7,543,423
	2.375%, 01/19/23	EUR	12,041	13,636,475
	0.875%, 10/13/23	EUR	3,487	3,777,490
	7.250%, 03/12/24	GBP	2,443	3,642,811
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	17,005	19,081,974
BB&T Corp.
	2.050%, 05/10/21		1,292	1,304,095
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	9,990,069
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,421,332
BHP Billiton Finance, Ltd.
	2.250%, 09/25/20	EUR	3,850	4,248,799
Biogen, Inc.
	2.900%, 09/15/20		19,046	19,104,136
	3.625%, 09/15/22		6,426	6,789,099
BMW Finance NV
	0.125%, 01/12/21	EUR	2,322	2,531,117
	0.500%, 11/22/22	EUR	4,200	4,564,376
	0.375%, 07/10/23	EUR	3,000	3,249,032
	0.625%, 10/06/23	EUR	12,085	13,221,109

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		20,407	$19,890,487
	0.625%, 04/20/22	EUR	2,000	2,184,098
BNG Bank NV
	2.625%, 09/01/20	EUR	1,385	1,532,110
	0.050%, 07/11/23	EUR	4,000	4,426,969
BNG Bank NV, Floating Rate Note, Update Replacements.xls: US0003M + 0.100%, FRN
(r)	1.411%, 07/14/20		14,000	14,020,927
BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	5,813,537
	1.125%, 11/22/23	EUR	15,500	17,188,647
	1.000%, 06/27/24	EUR	8,000	8,835,791
Boeing Co
	2.800%, 03/01/23		4,000	3,853,088
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	8,392,334
	3.650%, 03/15/25		5,000	5,170,637
	4.100%, 04/13/25		4,607	4,876,563
BP Capital Markets America, Inc.
#	2.112%, 09/16/21		1,000	1,005,665
BP Capital Markets P.L.C.
	2.500%, 11/06/22		2,000	2,040,720
	1.109%, 02/16/23	EUR	5,000	5,495,239
	1.117%, 01/25/24	EUR	7,650	8,388,061
BPCE SA
	2.750%, 12/02/21		1,000	1,018,000
	1.125%, 12/14/22	EUR	2,500	2,787,266
	1.125%, 01/18/23	EUR	1,600	1,765,552
	0.625%, 09/26/23	EUR	10,000	11,048,487
Bristol-Myers Squibb Co.
Ω	3.550%, 08/15/22		9,995	10,563,125
British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,748,078
	1.125%, 03/10/23	EUR	10,326	11,445,738
	0.875%, 09/26/23	EUR	15,480	17,040,597
British Telecommunications PLC
	0.625%, 03/10/21	EUR	4,647	5,078,063
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		9,465	9,642,763
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		600	607,611
Caisse d’Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	26,900	29,872,302

			Face
			Amount^	Value†
			(000)
Caisse des Depots et Consignations, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	1.541%, 10/02/20		40,000	$40,047,632
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	24,900	27,445,190
	0.375%, 05/03/24	EUR	2,880	3,075,536
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21		645	643,459
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		4,463	4,317,030
Capital One Financial Corp.
	0.800%, 06/12/24	EUR	5,125	5,190,575
	3.200%, 02/05/25		5,000	5,098,086
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20		28,500	28,499,380
(r)	0.971%, 03/15/21		7,053	7,028,472
(r)	2.082%, 05/17/21		3,935	3,910,056
Caterpillar Financial Services Corp., 3M USD LIBOR + 0.280%, FRN
(r)	1.279%, 09/07/21		7,723	7,636,510
Chevron Corp.
	2.498%, 03/03/22		540	558,389
Chubb INA Holdings, Inc.
	2.300%, 11/03/20		7,229	7,266,714
Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,164,781
Cigna Corp.
Ω	3.900%, 02/15/22		1,000	1,040,766
Cisco Systems, Inc.
	1.850%, 09/20/21		5,249	5,336,501
Citigroup, Inc.
(r)	2.953%, 08/02/21		10,105	10,098,988
	0.750%, 10/26/23	EUR	26,478	28,962,110
Citizens Bank NA
	2.650%, 05/26/22		8,635	8,764,105
Coca-Cola Co. (The)
	3.150%, 11/15/20		1,020	1,033,172
Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,407,219
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		11,000	13,306,489

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Comcast Corp., 3M USD LIBOR + 0.440%, FRN
(r)	1.873%, 10/01/21		14,640	$14,614,629
Commonwealth Bank of Australia
#	2.400%, 11/02/20		10,000	10,064,064
	2.900%, 07/12/21	AUD	5,000	3,342,938
	3.250%, 01/17/22	AUD	5,000	3,395,045
Ω	2.750%, 03/10/22		11,500	11,824,185
	3.250%, 03/31/22	AUD	3,200	2,180,130
Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	5,016,820
	3.200%, 02/15/23		5,191	5,411,703
Cooperatieve Rabobank UA
	2.500%, 01/19/21		8,935	9,035,869
	0.125%, 10/11/21	EUR	2,750	3,011,869
#	2.750%, 01/10/22		4,928	5,050,198
	4.000%, 01/11/22	EUR	2,500	2,913,004
	3.875%, 02/08/22		15,799	16,456,405
	4.750%, 06/06/22	EUR	3,000	3,595,599
	0.500%, 12/06/22	EUR	3,496	3,860,157
Council Of Europe Development Bank
	3.000%, 07/13/20	EUR	5,456	6,016,312
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	801,532
CPPIB Capital, Inc.
#	2.375%, 01/29/21		35,700	36,212,748
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,226,131
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	11,234,301
CVS Health Corp.
	2.750%, 12/01/22		2,120	2,193,616
CVS Health Corp., 3M USD LIBOR + 0.720%, FRN
(r)	1.719%, 03/09/21		2,185	2,180,543
Daimler AG
	1.400%, 01/12/24	EUR	1,355	1,500,307
DAIMLER AG SR UNSECURED REGS 01/21
	0.875
	0.875%, 01/12/21	EUR	1,500	1,641,276
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	2,990,850
Ω	2.700%, 06/14/24		3,000	2,889,644
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	2.411%, 11/05/21		13,000	12,553,755

			Face
			Amount^	Value†
			(000)
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	$7,446,776
	0.625%, 02/27/23	EUR	8,000	8,647,621
	2.000%, 09/04/23	GBP	2,000	2,463,078
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	11,065,795
Danone SA
Ω	2.077%, 11/02/21		5,000	5,060,787
Danske Bank A.S.
Ω	2.750%, 09/17/20		15,822	15,893,833
	0.875%, 05/22/23	EUR	3,000	3,235,901
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	1,874,152
	4.375%, 09/23/21	EUR	175	203,264
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		2,535	2,542,889
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,400	2,670,647
	0.200%, 03/16/21	EUR	6,000	6,593,666
	0.625%, 01/21/22	EUR	750	833,186
	0.250%, 06/02/22	EUR	8,000	8,845,873
	0.750%, 01/25/23	EUR	1,200	1,348,289
Discovery Communications LLC
	3.300%, 05/15/22		6,000	6,049,263
	3.500%, 06/15/22		10,000	10,221,484
	3.250%, 04/01/23		1,489	1,528,480
	3.450%, 03/15/25		1,200	1,231,575
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,471,898
Dollar Tree, Inc.
	3.700%, 05/15/23		3,702	3,877,869
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		5,000	5,024,926
(r)	1.341%, 06/15/21		18,669	18,503,745
Dow Chemical Co. (The)
	3.500%, 10/01/24		900	943,220
DXC Technology Co.
	4.450%, 09/18/22		1,250	1,279,136
#	4.125%, 04/15/25		10,200	10,284,218
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,144,862
Eaton Corp.
	2.750%, 11/02/22		1,285	1,329,375
eBay, Inc.
	3.800%, 03/09/22		1,636	1,707,383
Edison International
	2.950%, 03/15/23		2,000	2,000,293
Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	13,693,913

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	$12,121,647
Enbridge, Inc.
	2.900%, 07/15/22		18,189	18,290,203
	3.190%, 12/05/22	CAD	5,000	3,654,980
Enel Finance International N.V.
Ω	4.250%, 09/14/23		2,000	2,119,449
Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,212,614
	5.000%, 09/14/22	EUR	2,000	2,422,884
Energy Transfer Operating L.P.
	4.650%, 06/01/21		1,180	1,179,408
	5.875%, 01/15/24		14,796	15,363,098
Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,000	1,946,372
Eni SpA
	4.000%, 06/29/20	EUR	3,450	3,800,749
	1.750%, 01/18/24	EUR	4,406	4,979,546
Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,104,874
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,447,442
Equinor ASA
	2.900%, 11/08/20		5,259	5,302,208
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		11,000	11,318,684
Erste Abwicklungsanstalt
	2.000%, 11/16/20		2,200	2,216,707
	0.000%, 02/25/21	EUR	16,000	17,573,780
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.868%, 03/11/22		18,458	18,415,177
European Financial Stability Facility
	1.625%, 07/17/20	EUR	1,312	1,443,534
	0.100%, 01/19/21	EUR	12,600	13,855,590
	0.000%, 11/17/22	EUR	47,387	52,514,783
	0.500%, 01/20/23	EUR	11,000	12,366,553
European Investment Bank
	5.000%, 12/01/20	SEK	24,630	2,591,329
	0.500%, 07/19/22	SEK	40,000	4,130,951
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.416%, 06/29/23	GBP	1,653	2,080,704
European Stability Mechanism
	0.100%, 07/31/23	EUR	7,000	7,789,371

			Face
			Amount^	Value†
			(000)
European Stability Mechanism Treasury Bill
	(5.580%), 05/07/20	EUR	64,150	$70,300,156
Eversource Energy
	2.500%, 03/15/21		5,500	5,545,122
Exelon Corp.
	2.850%, 06/15/20		1,399	1,399,783
	2.450%, 04/15/21		447	450,392
Exelon Generation Co. LLC
	3.400%, 03/15/22		1,600	1,650,567
FedEx Corp.
	0.700%, 05/13/22	EUR	4,060	4,400,262
	1.000%, 01/11/23	EUR	21,955	23,831,198
Fluor Corp.
	1.750%, 03/21/23	EUR	34,852	26,847,835
Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		6,500	6,498,961
GATX Corp.
	4.750%, 06/15/22		12,125	12,725,091
GE Capital European Funding Un, Ltd. Co.
	4.350%, 11/03/21	EUR	2,463	2,809,234
	0.800%, 01/21/22	EUR	1,750	1,896,519
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		14,874	14,891,754
General Dynamics Corp.
(r)	2.111%, 05/11/21		15,000	14,946,390
General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,617,310
General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	6,539,565
General Motors Financial Co., Inc.
	3.200%, 07/06/21		12,709	12,423,556
	3.450%, 01/14/22		12,773	12,337,744
Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,228,993
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	6,022,217
Global Payments, Inc.
	3.800%, 04/01/21		1,531	1,552,322
Goldman Sachs Group Inc
	3.500%, 01/23/25		10,000	10,578,855
Goldman Sachs Group, Inc.
	2.500%, 10/18/21	EUR	9,411	10,583,655
Goldman Sachs Group, Inc. (The)
	2.750%, 09/15/20		10,000	10,039,796
	5.750%, 01/24/22		5,000	5,351,210
	3.250%, 02/01/23	EUR	12,360	14,377,917

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	$10,483,860
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		10,000	10,063,100
	4.450%, 10/02/23		8,500	8,948,220
	4.650%, 10/01/24		2,968	3,157,843
HP, Inc.
	4.300%, 06/01/21		1,000	1,027,529
HSBC Holdings P.L.C., 3M USD LIBOR + 1.660%, FRN
(r)	3.339%, 05/25/21		34,826	34,943,246
Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,447,674
IBM Credit LLC
(r)	2.083%, 11/30/20		6,536	6,541,295
(r)	1.901%, 02/05/21		14,000	13,947,105
IBM Credit LLC, 3M USD LIBOR + 0.260%, FRN
(r)	1.395%, 01/20/21		26,000	25,965,317
ING Bank NV
#Ω	2.750%, 03/22/21		6,000	6,094,429
ING Bank NV, Floating Rate Note, FRN
(r)	0.006%, 11/26/21	EUR	15,400	16,777,865
ING Groep NV
	1.000%, 09/20/23	EUR	4,200	4,641,893
Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,007,223
Inter-American Development Bank
(r)	0.864%, 10/09/20		20,573	20,562,919
Inter-American Development Bank, 3M USD LIBOR - 0.020%, FRN
(r)	0.971%, 10/25/21		15,000	14,966,400
International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.566%, 05/15/24	GBP	4,182	5,238,258
International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,348,849
	1.250%, 05/26/23	EUR	4,000	4,506,440
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,250,491
Ω	3.125%, 07/14/22		225	224,552
Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	18,791,398

			Face
			Amount^	Value†
			(000)
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	$1,035,037
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,314
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	16,377,534
	JPMorgan Chase & Co.
	3.875%, 09/23/20	EUR	5,150	5,719,272
	2.550%, 10/29/20		11,000	11,070,111
	2.625%, 04/23/21	EUR	3,000	3,360,138
	4.350%, 08/15/21		4,994	5,191,663
	0.625%, 01/25/24	EUR	14,800	16,181,693
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	9,673,781
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21		5,000	5,100,193
	2.700%, 11/15/22		2,000	2,039,771
	KeyCorp
	2.900%, 09/15/20		7,259	7,300,590
	5.100%, 03/24/21		8,008	8,278,841
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.259%, 04/15/21		3,000	3,003,253
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	1.129%, 09/08/21		10,000	10,007,500
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	1,929,914
	Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	20,000	2,077,876
	1.000%, 09/15/21	SEK	360,000	37,335,196
	0.250%, 06/01/22	SEK	839,890	86,305,451
	0.750%, 02/22/23	SEK	150,000	15,606,403
	1.000%, 11/13/23	SEK	312,190	32,882,760
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	40,000	4,081,293
	Kroger Co. (The)
	2.950%, 11/01/21		786	805,113
	3.400%, 04/15/22		10,000	10,379,173
	Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r)	1.387%, 09/27/21		1,000	1,001,990
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,577,855
Ω	4.950%, 05/01/22		1,200	1,266,217

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Lincoln National Corp.
	4.850%, 06/24/21		1,188	$1,222,971
Lloyds Bank P.L.C.
	2.700%, 08/17/20		1,600	1,607,471
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,364,261
	3.000%, 01/11/22		27,304	27,739,284
Lockheed Martin Corp.
	2.500%, 11/23/20		4,500	4,528,374
LyondellBasell Industries NV
	5.750%, 04/15/24		5,000	5,530,258
Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,827,067
Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		4,650	4,792,170
	3.500%, 06/03/24		2,165	2,314,649
Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	16,920,149
McDonald’s Corp.
	3.500%, 07/15/20		4,928	4,950,767
	1.000%, 11/15/23	EUR	12,500	13,932,303
	0.625%, 01/29/24	EUR	5,000	5,487,916
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	9,878	10,789,990
	0.000%, 12/02/22	EUR	3,438	3,742,416
Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,053,284
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,002	1,017,512
(r)	1.641%, 07/26/21		5,335	5,308,067
(r)	1.833%, 09/13/21		7,192	7,181,068
	0.680%, 01/26/23	EUR	15,142	16,450,220
	0.980%, 10/09/23	EUR	5,004	5,471,260
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		13,642	13,750,888
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,070,357
(r)	1.912%, 09/13/21		20,693	20,687,850
	2.953%, 02/28/22		600	613,702
Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	2,990,242
	1.250%, 07/15/24	EUR	2,000	2,133,391
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	13,139,371
Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	776,197
Morgan Stanley
	5.375%, 08/10/20	EUR	1,700	1,887,382
	2.375%, 03/31/21	EUR	7,000	7,788,113
(r)	2.509%, 04/21/21		15,237	15,289,678

			Face
			Amount^	Value†
			(000)
	3.125%, 08/05/21	CAD	5,000	$3,659,075
	1.000%, 12/02/22	EUR	600	660,747
	1.875%, 03/30/23	EUR	5,000	5,656,666
	1.750%, 03/11/24	EUR	18,985	21,574,894
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.742%, 02/17/21		29,000	28,992,344
Mylan N.V.
	3.150%, 06/15/21		1,500	1,508,938
Mylan NV
	3.750%, 12/15/20		781	781,703
Mylan, Inc.
Ω	3.125%, 01/15/23		1,100	1,111,419
	4.200%, 11/29/23		663	690,220
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,002,142
	1.875%, 07/12/21		2,500	2,525,261
#	2.800%, 01/10/22		17,631	18,176,556
	2.500%, 05/22/22		35,800	36,698,610
	0.350%, 09/07/22	EUR	7,800	8,538,771
National Bank of Canada
	2.100%, 02/01/23		1,120	1,132,231
National Bank of Canada, 3M USD LIBOR + 0.400%, FRN
(r)Ω	1.595%, 03/21/21		14,390	14,326,025
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	27,979,876
National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21		2,500	2,472,742
NBCUniversal Enterprise, Inc.
(r)Ω1.833%, 04/01/21			16,535	16,536,333
Nederlandse Waterschapsbank NV
	1.750%, 07/09/20	EUR	8,930	9,822,282
Nederlandse Waterschaps bank NV, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.811%, 12/15/21		125,000	124,944,887
Nederlandse Waterschapsbank NV, Floating Rate Note, Update Replacements.xls: US0003M
+ 0.010%, FRN
(r)	1.744%, 11/10/20		37,123	37,111,613
Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,045,600

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
NetApp, Inc.
	3.375%, 06/15/21		8,650	$8,806,958
Newmont Corp.
	3.625%, 06/09/21		4,927	4,990,697
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		16,249	15,759,441
Nissan Motor Acceptance Corp., 3M USD LIBOR + 0.630%, FRN
(r)Ω	1.825%, 09/21/21		7,000	6,443,555
Nissan Motor Acceptance Corp., Floating Rate Note, 3M USD LIBOR + 0.390%,
FRN
(r)	1.765%, 09/28/20		9,000	8,802,695
Nissan Motor Acceptance Corp., Floating Rate Note, FRN
(r)Ω	1.261%, 03/15/21		13,300	12,657,744
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,000	2,020,705
Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,352,149
Norfolk Southern Corp.
	3.000%, 04/01/22		1,352	1,396,704
Northrop Grumman Corp.
	2.550%, 10/15/22		4,000	4,140,400
NRW Bank
	0.125%, 01/18/21	EUR	14,500	15,931,196
	0.125%, 07/07/23	EUR	4,000	4,438,191
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.774%, 02/08/21		22,200	22,202,220
NRW Bank, Floating Rate Note, FRN
(r)	0.913%, 12/17/21		10,000	9,990,200
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	1,500	1,671,847
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		1,595	1,672,148
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	356,669
Oracle Corp.
	1.900%, 09/15/21		51,207	51,880,253
	2.500%, 05/15/22		1,329	1,367,853
	3.400%, 07/08/24		5,000	5,415,039
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,233,700
Ω	4.250%, 01/17/23		9,025	9,425,123
Ω	4.125%, 08/01/23		2,207	2,289,830

			Face
			Amount^	Value†
			(000)
Pernod Ricard SA
Ω	5.750%, 04/07/21		620	$645,258
Ω	4.450%, 01/15/22		18,077	18,945,973
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	16,166,981
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	5,912,141
PNC Bank NA
	2.300%, 06/01/20		200	200,000
	2.600%, 07/21/20		4,800	4,811,265
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,117,088
Praxair, Inc.
	1.200%, 02/12/24	EUR	1,580	1,796,302
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	618,970
Province of Ontario Canada
	1.875%, 05/21/20		15,000	15,009,150
	3.150%, 06/02/22	CAD	15,300	11,570,381
Province of Quebec Canada
	3.500%, 07/29/20		16,443	16,553,004
Prudential Financial, Inc.
	5.375%, 06/21/20		1,700	1,709,649
	4.500%, 11/15/20		3,801	3,870,439
	3.500%, 05/15/24		12,500	13,644,977
Puget Energy, Inc.
	6.500%, 12/15/20		1,363	1,404,185
QUALCOMM, Inc.
	2.250%, 05/20/20		5,078	5,081,524
Republic Services, Inc.
	3.550%, 06/01/22		2,000	2,087,262
Reynolds American Inc.
	4.000%, 06/12/22		2,283	2,375,217
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	1,500	1,488,172
Royal Bank of Canada
#	2.750%, 02/01/22		6,651	6,844,793
	1.968%, 03/02/22	CAD	10,000	7,271,310
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
#(r)	1.231%, 10/26/20		41,500	41,420,907
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	1.150%, 04/30/21		8,362	8,353,498
Royal Bank of Canada, Floating Rate Note, 3M EURIBOR + 0.500%, FRN
(r)	0.310%, 07/24/20	EUR	2,000	2,192,098

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Royal Bank of Canada, Floating Rate Note, Update Replacements.xls: US0003M + 0.350%, FRN
(r)	1.702%, 07/08/21		3,050	$3,019,585
Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	5,592,997
Ryder System, Inc.
	2.875%, 06/01/22		367	366,499
	3.400%, 03/01/23		12,680	12,841,563
	3.875%, 12/01/23		290	297,735
	2.500%, 09/01/24		6,000	5,877,876
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,645,405
	0.500%, 03/21/23	EUR	8,000	8,897,475
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,679,602
Santander UK Group
	Holdings P.L.C.
	3.125%, 01/08/21		15,000	15,139,187
	2.875%, 08/05/21		1,000	1,012,045
Sempra Energy
	2.850%, 11/15/20		5,400	5,442,375
Shell International Finance BV
	2.125%, 05/11/20		15,155	15,157,433
	2.250%, 11/10/20		12,956	12,989,146
	1.625%, 03/24/21	EUR	2,500	2,774,965
	1.875%, 05/10/21		17,301	17,369,433
#	1.750%, 09/12/21		4,897	4,920,310
	1.000%, 04/06/22	EUR	1,000	1,107,488
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	344,621
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	3,045,173
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,493,885
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	14,579,029
Societe Generale SA
Ω	2.625%, 09/16/20		17,000	17,073,983
Ω	2.500%, 04/08/21		4,200	4,231,290
Ω	3.250%, 01/12/22		2,000	2,034,599
	0.500%, 01/13/23	EUR	5,000	5,409,442
Southern Co. (The)
	2.750%, 06/15/20		9,683	9,690,209
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	19,106,351

			Face
			Amount^	Value†
			(000)
Southwest Airlines Co.
	2.650%, 11/05/20		4,500	$4,487,970
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	21,451,319
Ω	4.800%, 01/31/24	EUR	3,500	4,520,029
Standard Chartered PLC
	1.625%, 06/13/21	EUR	2,400	2,640,159
Starbucks Corp.
	2.100%, 02/04/21		1,770	1,782,507
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	9,000	9,995,200
State of North Rhine-Westphalia Germany, Floating Rate Note, Update Replacements.xls: SONIO/N + 0.380%, FRN
(r)	0.445%, 10/15/24	GBP	4,000	5,025,505
Stryker Corp.
	2.625%, 03/15/21		6,121	6,194,901
	1.125%, 11/30/23	EUR	7,278	8,153,577
Sumitomo Mitsui Banking Corp.
#(r)	1.546%, 10/16/20		5,000	4,998,024
Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		11,647	11,693,887
	2.934%, 03/09/21		4,000	4,063,587
	2.058%, 07/14/21		5,000	5,030,200
	2.784%, 07/12/22		1,150	1,175,700
	0.819%, 07/23/23	EUR	8,946	9,703,301
Sumitomo Mitsui Financial Group, Inc., 3M USD
	LIBOR + 1.140%, FRN
(r)	2.275%, 10/19/21		705	705,266
Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		9,515	9,281,912
Svensk Exportkredit AB, 3M USD LIBOR + 0.012%, FRN
(r)	0.893%, 12/13/21		29,000	29,007,438
Svensk Exportkredit AB, 3M USD LIBOR + 0.050%, FRN
(r)	0.791%, 12/14/20		22,250	22,241,154
Svenska Handelsbanken AB
	2.450%, 03/30/21		1,930	1,956,901
(r)	2.153%, 05/24/21		6,625	6,602,516
	0.250%, 02/28/22	EUR	13,000	14,231,371
	2.625%, 08/23/22	EUR	3,000	3,462,335

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Swedbank AB
	0.300%, 09/06/22	EUR	12,020	$13,103,617
	0.250%, 11/07/22	EUR	1,200	1,306,080
	0.400%, 08/29/23	EUR	250	272,804
Sysco Corp.
	2.600%, 10/01/20		16,190	16,233,780
	3.550%, 03/15/25		4,750	4,954,306
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,200	1,320,790
Takeda Pharmaceutical Co., Ltd.
	0.375%, 11/21/20	EUR	25,680	28,145,920
Ω	1.125%, 11/21/22	EUR	1,150	1,265,757
Telefoica Emisiones Sau Co.
	0.318%, 10/17/20	EUR	11,800	12,922,154
Telefonica Emisiones SA
	3.961%, 03/26/21	EUR	1,100	1,241,152
	3.987%, 01/23/23	EUR	7,800	9,339,188
	1.069%, 02/05/24	EUR	1,300	1,450,874
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,505,808
Toronto-Dominion Bank (The)
	2.500%, 12/14/20		20,000	20,207,467
	0.625%, 03/08/21	EUR	3,000	3,290,639
	1.994%, 03/23/22	CAD	15,000	10,922,375
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	1.103%, 09/17/20		26,314	26,276,078
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	1.048%, 06/11/20		11,121	11,122,716
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.430%, FRN
(r)	1.198%, 06/11/21		15,246	15,207,519
Toronto-Dominion Bank (The), 3M USD LIBOR + 1.000%, FRN
(r)	2.387%, 04/07/21		6,116	6,132,784
Total Capital International SA
	2.750%, 06/19/21		2,000	2,030,080
	2.875%, 02/17/22		1,416	1,449,701
	0.250%, 07/12/23	EUR	500	545,048
Total Capital SA
	4.125%, 01/28/21		10,000	10,207,227
Toyota Credit Canada, Inc.
	2.050%, 05/20/20	CAD	3,092	2,222,210
	2.020%, 02/28/22	CAD	10,000	7,230,073
	2.350%, 07/18/22	CAD	10,000	7,271,023
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	500	543,904

			Face
			Amount^	Value†
			(000)
Toyota Motor Credit Corp.
	1.900%, 04/08/21		32,876	$33,079,057
#	2.600%, 01/11/22		5,277	5,393,333
	0.750%, 07/21/22	EUR	6,700	7,356,069
	2.375%, 02/01/23	EUR	2,000	2,295,345
Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
(r)	1.470%, 10/09/20		500	498,710
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	1.892%, 01/08/21		1,300	1,295,035
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,264,865
TransCanada PipeLines, Ltd.
#	2.500%, 08/01/22		300	302,838
Truist Financial Corp.
	2.900%, 03/03/21		7,565	7,664,503
UBS Group Funding Switzerland AG
	1.750%, 11/16/22	EUR	9,052	10,164,149
	2.125%, 03/04/24	EUR	5,000	5,758,251
UBS Group Funding Switzerland AG, Floating Rate Note, Update Replacements.xls: US0003M + 1.780%, FRN
(r)	3.091%, 04/14/21		3,900	3,936,812
Unedic Asseo
	0.875%, 10/25/22	EUR	27,300	30,805,518
UNEDIC ASSEO
	0.000%, 11/25/20	EUR	1,600	1,755,716
United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	2,000	2,177,607
	3.900%, 04/01/25		10,947	12,206,423
UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	943,007
	2.375%, 10/15/22		6,225	6,424,483
Verizon Communications, Inc.
	1.625%, 03/01/24	EUR	5,000	5,791,510
	3.376%, 02/15/25		5,000	5,480,219
ViacomCBS, Inc.
	3.375%, 03/01/22		5,000	5,112,850
VMware, Inc.
	2.950%, 08/21/22		2,000	2,029,140
Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	6,396,919
	0.500%, 01/30/24	EUR	2,304	2,529,584
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	6,900	7,519,518

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	$5,395,810
	1.375%, 10/16/23	EUR	12,000	13,180,625
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		5,911	5,914,478
Ω	4.000%, 11/12/21		3,000	3,047,184
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,558,448
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	2,770,793
	1.375%, 01/20/25	EUR	3,000	3,255,870
Walgreen Co.
	3.100%, 09/15/22		4,127	4,252,961
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,082,290
Walt Disney Co. (The)
	5.650%, 08/15/20		4,210	4,261,006
WEC Energy Group, Inc.
#	2.450%, 06/15/20		14,176	14,178,561
Wells Fargo & Co.
	2.250%, 09/03/20	EUR	10,552	11,629,894
	2.550%, 12/07/20		11,690	11,782,440
(r)	2.594%, 03/04/21		15,234	15,275,911
(r)	2.016%, 07/26/21		3,400	3,396,418
	1.500%, 09/12/22	EUR	2,700	3,002,291
	2.250%, 05/02/23	EUR	5,700	6,500,569
Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	18,571,047
Westpac Banking Corp.
	2.600%, 11/23/20		29,052	29,339,181
	2.100%, 05/13/21		5,632	5,684,480
	2.800%, 01/11/22		15,512	15,913,054
	2.500%, 06/28/22		3,140	3,231,222
Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,620,059
Williams Partners LP
	3.350%, 08/15/22		4,600	4,613,852
Xcel Energy, Inc.
	2.400%, 03/15/21		4,070	4,102,253
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		4,400	4,594,044
Zoetis, Inc.
	3.450%, 11/13/20		12,400	12,528,127
	3.250%, 02/01/23		3,015	3,144,699

TOTAL BONDS				4,803,623,740

		Face
		Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (8.8%)
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r)	0.264%, 04/30/21	125,300	$125,425,326
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	0.345%, 07/31/21	404,200	404,992,592

TOTAL U.S. TREASURY OBLIGATIONS			530,417,918

CERTIFICATES OF DEPOSIT — (0.3%)
Oversea-Chinese Banking Corp., Ltd.
(r)Ω	1.074%, 05/15/20	20,000	20,000,000

TOTAL INVESTMENT SECURITIES (Cost $5,453,294,472)			5,354,041,658

COMMERCIAL PAPER — (10.8%)
BANK OF NOVA SCOTIA/THE
Ω	1.793%, 08/17/20	33,000	32,970,824
Ω	1.780%, 10/08/20	20,000	19,957,067
Bayer Corp.
Ω	2.450%, 09/01/20	17,900	17,782,855
BNG Bank NV
Ω	1.710%, 08/21/20	40,000	39,944,128
CAISSE DES DEPOTS ET
Ω	1.640%, 06/12/20	60,000	59,984,090
Dow Chemical Co.
	1.833%, 07/20/20	13,000	12,949,836
DOW CHEMICAL Co.
	1.168%, 06/22/20	30,000	29,937,637
DUKE ENERGY Corp.
Ω	1.100%, 05/18/20	35,000	34,983,725
GENERAL ELECTRIC Co.
	1.189%, 07/01/20	20,000	19,950,744
HONEYWELL INTERNATN’
Ω	0.850%, 08/06/20	10,415	10,402,894
MERCK & CO., Inc.
Ω	0.711%, 07/16/20	100,000	99,833,167
MONDELEZ INTL, Inc.
Ω	1.014%, 05/07/20	25,000	24,996,111
Pfizer, Inc.
Ω	1.630%, 06/12/20	12,450	12,445,940
PFIZER, Inc.
Ω	0.884%, 07/10/20	75,000	74,958,583
QUEENSLAND TREASURY
	1.710%, 05/04/20	7,000	6,999,529
	1.750%, 05/07/20	60,000	59,994,517
STANLEY WORKS (THE)
Ω	1.015%, 06/08/20	40,000	39,977,033

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
TELSTRA Corp. LMTD
Ω	1.100%, 09/28/20	10,000	$9,966,444
WALT DISNEY Co.
Ω	1.500%, 07/30/20	42,000	41,903,388
Ω	1.800%, 08/19/20	1,000	996,578

TOTAL COMMERCIAL PAPER.			650,935,090

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	2,774,985	$32,109,351

TOTAL INVESTMENTS — (100.0%) (Cost $6,135,601,002)		$6,037,086,099

As of April 30, 2020, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	118,807,195	USD	128,906,995	Bank of America Corp.	05/04/20	$1,287,820
USD	130,289,483	EUR	118,807,195	State Street Bank and Trust	05/04/20	94,668
EUR	114,672,078	USD	124,688,684	JP Morgan	05/05/20	974,664
SEK	172,548,476	USD	17,459,706	Barclays Capital	05/28/20	230,872
USD	69,083,060	EUR	62,803,827	JP Morgan	07/13/20	161,670
USD	69,003,840	EUR	62,803,827	State Street Bank and Trust	07/13/20	82,449
DKK	48,568,435	USD	7,052,274	UBS AG	07/14/20	91,075

Total Appreciation						$2,923,218
USD	124,318,695	EUR	114,672,078	Bank of America Corp.	05/05/20	$(1,344,654)
USD	40,647,612	GBP	32,794,958	Citibank, N.A.	05/11/20	(658,286)
USD	604,940	CAD	853,129	HSBC Bank	05/11/20	(7,961)
USD	58,939,972	CAD	83,884,388	JP Morgan	05/11/20	(1,323,857)
USD	43,692,793	AUD	68,776,279	State Street Bank and Trust	05/27/20	(1,128,711)
USD	75,834,913	SEK	763,653,604	State Street Bank and Trust	05/28/20	(2,458,875)
USD	112,619,690	EUR	103,173,931	State Street Bank and Trust	06/03/20	(506,009)
USD	122,217,574	EUR	112,235,763	State Street Bank and Trust	06/09/20	(859,603)
USD	131,142,298	EUR	120,732,278	Bank of America Corp.	06/26/20	(1,301,103)
USD	125,686,830	EUR	115,462,191	JP Morgan	06/29/20	(983,553)
USD	137,338,589	DKK	168,182,433	JP Morgan	07/14/20	(1,072,927)
USD	65,858,516	SEK	657,323,342	State Street Bank and Trust	07/15/20	(1,565,563)
USD	131,005,348	EUR	120,496,488	Bank of America Corp.	07/16/20	(1,237,074)
USD	64,623,080	SEK	645,092,507	JP Morgan	07/16/20	(1,547,040)
USD	114,159,712	EUR	104,822,905	JP Morgan	07/17/20	(883,790)
USD	115,779,726	EUR	106,568,862	JP Morgan	07/20/20	(1,187,642)
USD	125,738,620	EUR	116,278,740	State Street Bank and Trust	07/22/20	(1,891,653)
USD	125,578,475	EUR	115,483,858	State Street Bank and Trust	07/24/20	(1,184,860)
USD	134,540,188	EUR	123,380,428	Bank of America Corp.	07/27/20	(899,873)

Total (Depreciation)						$(22,043,034)

Total Appreciation (Depreciation)						$(19,119,816)

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,803,623,740	—	$4,803,623,740
U.S. Treasury Obligations	—	530,417,918	—	530,417,918
Certificates of Deposit	—	20,000,000	—	20,000,000
Commercial Paper	—	650,935,090	—	650,935,090
Securities Lending Collateral	—	32,109,351	—	32,109,351
Forward Currency Contracts**	—	(19,119,816)	—	(19,119,816)

TOTAL	—	$6,017,966,283	—	$6,017,966,283

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

60

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (6.7%)
Federal Home Loan Bank
	3.000%, 03/10/28	1,955	$2,255,489
	3.250%, 06/09/28	570	661,262
	#3.250%, 11/16/28	10,100	11,953,757
	2.125%, 09/14/29	5,000	5,334,608
	2.125%, 12/14/29	5,000	5,377,878
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	5,000	7,526,297
	6.750%, 03/15/31	6,000	9,400,250
	6.250%, 07/15/32	16,000	25,203,622
Federal National Mortgage Association
	6.250%, 05/15/29	12,275	17,748,400
	7.125%, 01/15/30	3,000	4,619,692
	7.250%, 05/15/30	11,000	17,411,837
	6.625%, 11/15/30	10,000	15,476,567
Tennessee Valley Authority
	7.125%, 05/01/30	2,000	3,093,667

TOTAL AGENCY OBLIGATIONS			126,063,326

BONDS — (86.8%)
	3M Co.
	2.875%, 10/15/27	17,127	18,626,308
	3.375%, 03/01/29	5,000	5,546,351
	2.375%, 08/26/29	11,000	11,418,178
AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,601,810
Activision Blizzard, Inc.
	3.400%, 06/15/27	600	631,419
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	1,410	1,493,007
Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,448,955
Ahold Finance USA LLC
	6.875%, 05/01/29	388	507,571
Airbus SE
Ω	3.150%, 04/10/27	1,000	1,000,184
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,200,096
Allergan Funding SCS
	3.800%, 03/15/25	4,592	4,899,335
Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,494,982

		Face
		Amount	Value†
		(000)
Altria Group, Inc.
	4.800%, 02/14/29	4,000	$4,466,143
Ameren Corp.
	3.650%, 02/15/26	1,890	2,068,548
American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,362,194
American Honda Finance Corp.
	2.300%, 09/09/26	1,500	1,470,539
American International Group, Inc.
	3.900%, 04/01/26	5,000	5,408,980
Ameriprise Financial, Inc.
	#2.875%, 09/15/26	1,000	1,046,574
AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,697,760
Amgen, Inc.
	2.600%, 08/19/26	5,776	6,166,238
Amphenol Corp.
	2.800%, 02/15/30	6,000	5,981,007
Analog Devices, Inc.
	3.900%, 12/15/25	4,502	4,904,057
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	7,000	7,743,117
	4.900%, 01/23/31	8,000	9,374,489
Anthem, Inc.
	3.650%, 12/01/27	555	605,361
	4.101%, 03/01/28	5,000	5,600,513
	2.250%, 05/15/30	3,100	3,088,375
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	15,000	16,058,608
Aon Corp.
	3.750%, 05/02/29	10,800	11,814,759
AP Moller - Maersk A.S.
Ω	3.875%, 09/28/25	1,914	1,924,954
Apple, Inc.
	3.200%, 05/11/27	8,405	9,358,341
	2.900%, 09/12/27	551	604,493
	3.000%, 11/13/27	11,000	12,163,473
#	2.200%, 09/11/29	5,000	5,307,366
Applied Materials, Inc.
	3.300%, 04/01/27	1,111	1,225,048
Archer-Daniels-Midland Co.
	2.500%, 08/11/26	5,613	5,957,077
Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,327,153

61

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	$3,524,643
AT&T, Inc.
	3.800%, 02/15/27	2,000	2,157,487
Autodesk, Inc.
	3.500%, 06/15/27	5,375	5,947,607
Avnet, Inc.
	4.625%, 04/15/26	5,850	6,268,437
AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,087,032
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	10,432,022
#	3.138%, 11/07/29	2,000	1,867,239
Banco Santander SA
	3.800%, 02/23/28	5,800	5,996,389
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28	2,918	3,126,009
Barclays P.L.C.
	4.375%, 01/12/26	2,700	2,902,536
BAT International Finance P.L.C.
#	3.950%, 06/15/25	1,500	1,593,353
Baxter International, Inc.
	2.600%, 08/15/26	7,018	7,461,465
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,611,610
Ω	4.375%, 12/15/28	7,000	7,901,152
Best Buy Co., Inc.
#	4.450%, 10/01/28	5,000	5,270,982
Biogen, Inc.
	2.250%, 05/01/30	2,100	2,087,865
Black Hills Corp.
	4.350%, 05/01/33	8,837	9,897,029
BlackRock, Inc.
	3.200%, 03/15/27	17,645	19,758,930
	3.250%, 04/30/29	2,000	2,239,909
BMW US Capital LLC
Ω	2.800%, 04/11/26	5,500	5,553,652
#Ω	3.300%, 04/06/27	4,000	4,074,190
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	9,001,458
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,532,281
	3.600%, 05/01/34	2,000	1,740,312
BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	7,749,922
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,011,720

		Face
		Amount	Value†
		(000)
CA, Inc.
	4.700%, 03/15/27	7,900	$8,206,835
Campbell Soup Co.
	4.150%, 03/15/28	905	1,023,963
Canadian Natural Resources, Ltd.
	7.200%, 01/15/32	2,950	3,083,860
	6.450%, 06/30/33	2,229	2,176,262
Canadian Pacific Railway Co.
	3.700%, 02/01/26	2,115	2,295,082
Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,035,838
Cardinal Health, Inc.
#	3.410%, 06/15/27	10,000	10,686,398
Cargill, Inc.
Ω	2.125%, 04/23/30	1,970	1,992,985
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,316,213
CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,044,589
Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,921,964
Cigna Corp.
Ω	3.400%, 03/01/27	3,500	3,739,091
	4.375%, 10/15/28	5,000	5,714,680
	2.400%, 03/15/30	2,000	2,016,968
Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,177,215
Citigroup, Inc.
	3.750%, 06/16/24	10	10,683
Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,136,950
CME Group, Inc.
	3.750%, 06/15/28	6,132	7,149,771
CMS Energy Corp.
	3.600%, 11/15/25	2,800	3,032,842
CNA Financial Corp.
	4.500%, 03/01/26	6,830	7,262,952
CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	2,884,533
Coca-Cola Co. (The)
	2.900%, 05/25/27	8,000	8,814,071
Comcast Corp.
	3.150%, 03/01/26	4,000	4,354,480
	4.250%, 01/15/33	4,000	4,839,897
	7.050%, 03/15/33	5,337	8,050,968
Commonwealth Bank of Australia
Ω	2.850%, 05/18/26	13,373	14,093,571
ConocoPhillips
	5.900%, 10/15/32	8,000	10,596,851
Credit Agricole SA
	3.875%, 04/15/24	78	83,608

62

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	$2,380,793
	CSX Corp.
	2.400%, 02/15/30	2,000	2,053,219
CVS Health Corp.
	3.250%, 08/15/29	7,000	7,475,867
Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	12,201,414
Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,324,377
Deere & Co.
	5.375%, 10/16/29	650	828,865
Diageo Capital P.L.C.
	2.125%, 04/29/32	2,200	2,200,626
Diageo Capital PLC
	2.375%, 10/24/29	7,400	7,622,388
Discovery Communications LLC
	4.900%, 03/11/26	4,000	4,385,632
Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,618,003
Dominion Energy, Inc.
	3.900%, 10/01/25	4,000	4,374,796
Dover Corp.
#	3.150%, 11/15/25	2,100	2,185,618
Dow Chemical Co. (The)
	7.375%, 11/01/29	1,000	1,355,470
DTE Energy Co.
	2.850%, 10/01/26	945	962,678
	6.375%, 04/15/33	10,407	13,805,283
DXC Technology Co.
	4.750%, 04/15/27	8,000	8,128,175
E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,808,703
Eaton Corp.
	4.000%, 11/02/32	12,600	14,266,650
eBay, Inc.
	3.600%, 06/05/27	2,000	2,163,245
Ecolab, Inc.
	2.700%, 11/01/26	2,000	2,130,166
Electricite de France SA
Ω	3.625%, 10/13/25	5,797	6,323,780
	3.625%, 10/13/25	2,000	2,181,742
Electronic Arts, Inc.
	4.800%, 03/01/26	2,200	2,553,299
Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,026,961
Enel Finance International NV
Ω	3.500%, 04/06/28	8,000	8,313,004
Ω	4.875%, 06/14/29	7,000	8,075,671

	Face
	Amount	Value†
	(000)
Energy Transfer Operating L.P.
4.200%, 04/15/27	2,000	$1,886,552
Energy Transfer Operating LP
3.750%, 05/15/30	310	280,899
Enterprise Products Operating LLC
3.700%, 02/15/26	5,800	6,176,297
6.875%, 03/01/33	2,035	2,405,434
6.650%, 10/15/34	1,500	1,832,944
Estee Lauder Cos., Inc. (The)
2.600%, 04/15/30	2,400	2,498,754
Exelon Corp.
3.400%, 04/15/26	5,400	5,862,747
Exxon Mobil Corp.
3.043%, 03/01/26	20,686	22,151,088
2.440%, 08/16/29	7,000	7,208,296
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28	400	404,057
FedEx Corp.
# 3.400%, 02/15/28	3,000	3,093,325
3.100%, 08/05/29	1,500	1,519,353
4.900%, 01/15/34	7,988	9,361,616
3.900%, 02/01/35	2,000	2,089,308
Fifth Third Bancorp
# 3.950%, 03/14/28	2,943	3,338,642
FirstEnergy Corp.
# 7.375%, 11/15/31	2,000	2,929,757
Flex, Ltd.
4.875%, 06/15/29	2,000	2,027,564
FMR LLC
Ω 4.950%, 02/01/33	9,555	12,080,879
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,700	4,596,314
GATX Corp.
3.250%, 03/30/25	2,820	2,874,625
3.250%, 09/15/26	2,200	2,294,527
General Dynamics Corp.
2.125%, 08/15/26	6,500	6,767,066
General Electric Co.
6.750%, 03/15/32	9,273	11,481,987
General Mills, Inc.
4.200%, 04/17/28	3,000	3,476,728
General Motors Financial Co., Inc.
5.250%, 03/01/26	6,150	5,902,372
4.350%, 01/17/27	1,800	1,636,825
Georgia Power Co.
3.250%, 04/01/26	3,000	3,224,576
2.650%, 09/15/29	5,000	5,147,913

63

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	$7,250,009
Gilead Sciences, Inc.
3.650%, 03/01/26	2,000	2,244,386
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,800	3,259,642
5.375%, 04/15/34	8,000	10,970,472
Global Payments, Inc.
4.800%, 04/01/26	5,970	6,819,756
4.450%, 06/01/28	1,071	1,194,936
Goldman Sachs Group, Inc. (The)
3.750%, 02/25/26	1,100	1,184,583
6.125%, 02/15/33	10,000	13,137,063
Halliburton Co.
# 3.800%, 11/15/25	253	244,849
Hasbro, Inc.
3.500%, 09/15/27	2,820	2,697,275
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	6,542	7,107,949
Honeywell International, Inc.
2.500%, 11/01/26	1,000	1,065,476
HSBC Holdings P.L.C.
4.300%, 03/08/26	3,700	4,094,496
Husky Energy, Inc.
4.400%, 04/15/29	1,580	1,279,952
ING Groep NV
3.950%, 03/29/27	6,550	7,115,475
Intel Corp.
4.000%, 12/15/32	2,000	2,488,798
International Business Machines Corp.
3.300%, 01/27/27	3,191	3,541,452
3.500%, 05/15/29	1,000	1,126,431
5.875%, 11/29/32	66	90,230
International Paper Co.
3.800%, 01/15/26	578	635,823
Janus Capital Group, Inc.
4.875%, 08/01/25	2,000	2,115,278
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,108,235
Johnson & Johnson
2.900%, 01/15/28	8,000	8,939,228
6.950%, 09/01/29	1,000	1,451,596
4.950%, 05/15/33	2,800	3,837,753
Juniper Networks, Inc.
# 3.750%, 08/15/29	7,000	7,390,912
Kellogg Co.
3.250%, 04/01/26	6,741	7,175,858
4.300%, 05/15/28	3,000	3,462,487
7.450%, 04/01/31	1,100	1,600,080

		Face
		Amount	Value†
		(000)
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	1,660	$1,778,646
	KeyCorp
	2.550%, 10/01/29	9,783	9,470,145
	Kraft Heinz Foods Co.
	3.950%, 07/15/25	6,100	6,382,505
	Kroger Co. (The)
	7.500%, 04/01/31	7,725	10,931,152
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,344,524
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,331,237
	Lazard Group LLC
#	4.500%, 09/19/28	2,000	2,107,494
	Lear Corp.
	3.800%, 09/15/27	1,000	927,488
	4.250%, 05/15/29	1,000	940,952
	Legg Mason, Inc.
	4.750%, 03/15/26	3,205	3,457,837
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	11,441,777
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	5,000	5,601,568
	Lincoln National Corp.
	3.050%, 01/15/30	8,500	8,430,102
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	5,308,698
	4.375%, 03/22/28	4,000	4,431,589
	Loews Corp.
	3.750%, 04/01/26	5,500	5,888,211
	6.000%, 02/01/35	1,900	2,589,066
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,052,975
	Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26	5,000	5,359,639
	Marathon Petroleum Corp.
	5.125%, 12/15/26	350	354,482
	Markel Corp.
	3.350%, 09/17/29	8,000	8,180,834
	Mars, Inc.
Ω	3.600%, 04/01/34	12,159	14,049,008
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29	2,262	2,642,361
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33	2,500	3,343,003
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,098,234
	McKesson Corp.
	3.950%, 02/16/28	1,000	1,108,967
	4.750%, 05/30/29	3,100	3,660,971
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	6,591	8,805,781

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
	MetLife, Inc.
	6.500%, 12/15/32	300	$421,804
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	4,816,477
	Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	697	767,819
	3.677%, 02/22/27	2,000	2,163,055
	3.195%, 07/18/29	1,002	1,064,030
	Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	10,000	10,431,280
	Molson Coors Beverage Co.
	3.000%, 07/15/26	2,000	1,973,169
	Morgan Stanley
	3.875%, 01/27/26	3,000	3,296,800
	3.625%, 01/20/27	6,400	6,962,997
	7.250%, 04/01/32	4,000	5,793,699
	Mosaic Co. (The)
	4.050%, 11/15/27	4,000	3,983,620
	Motorola Solutions, Inc.
#	4.600%, 05/23/29	10,500	11,866,847
	MPLX L.P.
	4.125%, 03/01/27	6,700	6,468,831
	Mylan NV
	3.950%, 06/15/26	5,000	5,308,010
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	14,790	15,987,832
	Nationwide Building Society
Ω	3.900%, 07/21/25	7,000	7,570,465
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,198,464
	2.750%, 11/01/29	2,000	2,148,787
	Noble Energy, Inc.
#	3.850%, 01/15/28	1,540	1,228,852
	Nomura Holdings, Inc.
	3.103%, 01/16/30	3,225	3,228,049
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,574,226
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	9,059,066
	Novartis Capital Corp.
#	3.100%, 05/17/27	11,278	12,567,921
	Nucor Corp.
#	3.950%, 05/01/28	6,000	6,548,575
	ONEOK, Inc.
	4.000%, 07/13/27	3,915	3,480,852
	Oracle Corp.
	3.250%, 11/15/27	22,400	24,554,364
#	3.250%, 05/15/30	7,966	8,896,318
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	3,900	4,042,140
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,004,629

		Face
		Amount	Value†
		(000)
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	$4,022,621
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	2,730,180
	Pfizer, Inc.
	3.450%, 03/15/29	5,000	5,756,921
	Philip Morris International, Inc.
#	3.375%, 08/15/29	7,000	7,721,930
	2.100%, 05/01/30	5,000	4,940,628
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,534,304
	3.150%, 12/15/29	2,000	1,801,577
	PNC Financial Services Group, Inc. (The)
	3.450%, 04/23/29	1,000	1,098,718
	PPG Industries, Inc.
	3.750%, 03/15/28	2,000	2,246,786
	2.800%, 08/15/29	5,500	5,749,414
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	317,874
	Procter & Gamble Co. (The)
#	2.850%, 08/11/27	9,000	10,063,419
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,216,670
	Province of British Columbia Canada
#	6.500%, 01/15/26	1,363	1,768,618
	Prudential Financial, Inc.
	3.878%, 03/27/28	4,900	5,495,861
#	5.750%, 07/15/33	4,625	5,791,186
	Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,472,611
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	7,889,547
	Rio Tinto Finance USA, Ltd.
#	7.125%, 07/15/28	2,120	2,931,170
	Roche Holdings, Inc.
Ω	2.375%, 01/28/27	7,900	8,395,170
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25	4,000	3,918,527
	Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26	1,000	1,107,783
	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	3,027	2,369,875
	3.700%, 03/15/28	1,123	734,053
	salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,278,240

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Santander Holdings USA, Inc.
	4.500%, 07/17/25	9,000	$9,240,578
	4.400%, 07/13/27	2,000	2,035,031
Sempra Energy
	3.750%, 11/15/25	1,000	1,068,093
Shell International Finance B.V.
#	2.375%, 11/07/29	10,000	10,008,975
Shell International Finance BV
	2.875%, 05/10/26	12,051	12,760,073
	2.500%, 09/12/26	10,200	10,519,470
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	1,503	1,619,230
	3.950%, 01/15/26	2,200	2,399,256
	2.950%, 08/15/29	1,230	1,273,559
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	2,080	2,622,630
Southern Power Co.
	4.150%, 12/01/25	2,000	2,188,803
Southwest Airlines Co.
	3.000%, 11/15/26	2,000	1,829,738
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	1,962	2,065,186
Statoil ASA
Ω	6.500%, 12/01/28	5,000	6,274,583
Steelcase Inc.
	5.125%, 01/18/29	400	436,967
Stryker Corp.
#	3.375%, 11/01/25	6,000	6,622,421
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	4,000	4,374,696
	3.544%, 01/17/28	6,000	6,452,486
	3.040%, 07/16/29	3,000	3,139,302
Suncor Energy, Inc.
	5.950%, 12/01/34	8,000	8,259,056
Sysco Corp.
	3.300%, 07/15/26	12,345	12,368,797
TD Ameritrade Holding Corp.
	2.750%, 10/01/29	3,000	3,087,766
Telefonica Europe BV
	8.250%, 09/15/30	9,275	13,318,326
Thomson Reuters Corp.
	3.850%, 09/29/24	112	118,421
TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,975	2,005,587
	3.875%, 04/15/30	2,000	2,231,722
Total Capital International SA
	2.829%, 01/10/30	10,000	10,346,692

		Face
		Amount	Value†
		(000)
Total Capital S.A.
#	3.883%, 10/11/28	4,928	$5,490,744
Toyota Motor Credit Corp.
	3.200%, 01/11/27	20,213	21,709,227
	3.050%, 01/11/28	14,430	15,192,254
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	450	499,620
	4.625%, 03/01/34	10,545	11,244,558
	5.600%, 03/31/34	2,000	2,315,681
Travelers Property Casualty Corp.
	6.375%, 03/15/33	2,133	3,114,235
UBS Group AG
Ω	4.125%, 09/24/25	8,550	9,398,002
Union Pacific Corp.
	3.950%, 09/10/28	4,930	5,597,781
UnitedHealth Group, Inc.
#	3.875%, 12/15/28	3,000	3,437,551
Unum Group
	3.875%, 11/05/25	9,000	8,613,593
	4.000%, 06/15/29	3,000	3,045,956
Valero Energy Corp.
	7.500%, 04/15/32	4,000	5,033,908
Verizon Communications, Inc.
	4.125%, 03/16/27	3,700	4,289,988
	4.016%, 12/03/29	4,307	5,009,787
	4.500%, 08/10/33	4,500	5,569,398
ViacomCBS, Inc.
	4.000%, 01/15/26	1,000	1,035,836
	2.900%, 01/15/27	6,600	6,339,502
Vodafone Group P.L.C.
	7.875%, 02/15/30	8,125	11,458,729
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	3,000	3,129,285
Walmart, Inc.
	3.250%, 07/08/29	6,650	7,579,164
	2.375%, 09/24/29	16,000	17,174,694
	7.550%, 02/15/30	3,000	4,522,005
Wells Fargo & Co.
	3.000%, 04/22/26	5,700	5,971,689
	4.150%, 01/24/29	8,000	9,038,835
Westpac Banking Corp.
	2.700%, 08/19/26	10,595	11,122,927
	3.350%, 03/08/27	7,000	7,665,007
WestRock MWV LLC
	8.200%, 01/15/30	5,885	8,048,541
	7.950%, 02/15/31	3,112	4,307,472
Whirlpool Corp.
	4.750%, 02/26/29	2,000	2,142,324
Williams Cos., Inc. (The)
#	4.000%, 09/15/25	3,000	3,064,395
	3.750%, 06/15/27	2,771	2,763,642
	8.750%, 03/15/32	5,000	6,492,182

66

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
WRKCo, Inc.
	4.200%, 06/01/32	2,000	$2,264,540
Zoetis, Inc.
	3.000%, 09/12/27	1,500	1,623,075

TOTAL BONDS			1,634,814,542

U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Notes
#	1.750%, 11/15/29	27,750	30,611,719
	1.500%, 02/15/30	25,000	27,031,250

TOTAL U.S. TREASURY OBLIGATIONS			57,642,969

TOTAL INVESTMENT SECURITIES (Cost $1,725,497,273)			1,818,520,837

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	5,547,214	$64,186,812

TOTAL INVESTMENTS — (100.0%) (Cost $1,789,676,188)			$1,882,707,649

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$126,063,326	—	$126,063,326
Bonds	—	1,634,814,542	—	1,634,814,542
U.S. Treasury Obligations	—	57,642,969	—	57,642,969
Securities Lending Collateral	—	64,186,812	—	64,186,812

TOTAL	—	$1,882,707,649	—	$1,882,707,649

See accompanying Notes to Financial Statements.

67

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face Amount^	Value†
			(000)
	BONDS — (96.6%)
	AUSTRALIA — (2.7%)
	Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$904,743
	0.625%, 02/21/23	EUR	2,000	2,196,834
	BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	728,083
	BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	2,806,133
	Commonwealth Bank of Australia
(r)	1.831%, 09/06/21		594	594,265
Ω	2.750%, 03/10/22		991	1,018,936
	FMG Resources August 2006 Pty, Ltd.
#	4.750%, 05/15/22		1,300	1,305,850
#Ω	5.125%, 05/15/24		1,500	1,522,050
	National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,030,943
	2.500%, 05/22/22		4,500	4,612,954
	Westpac Banking Corp.
(r)	1.331%, 01/25/21		1,000	995,420
	2.500%, 06/28/22		1,000	1,029,051
	0.750%, 10/17/23	EUR	1,374	1,514,772

	TOTAL AUSTRALIA			20,260,034

	BELGIUM — (0.9%)
	Anheuser-Busch InBev SA
	0.875%, 03/17/22	EUR	3,272	3,614,269
	0.800%, 04/20/23	EUR	1,000	1,108,905
	2.875%, 09/25/24	EUR	1,500	1,809,651

	TOTAL BELGIUM			6,532,825

	CANADA — (5.8%)
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		2,000	2,011,153
	Bank of Montreal
	1.900%, 08/27/21		500	505,602
	Bank of Nova Scotia (The)
(r)	1.575%, 04/20/21		1,622	1,618,223
	2.700%, 03/07/22		2,000	2,058,310
	0.375%, 04/06/22	EUR	1,000	1,092,013
	Canadian Imperial Bank of Commerce
(r)	2.078%, 02/02/21		1,000	997,612
	2.550%, 06/16/22		1,485	1,526,083

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	2.300%, 07/11/22	CAD	3,000	$2,202,644
	Canadian National Railway Co.
	2.850%, 12/15/21		565	578,023
	Canadian Natural Resources Ltd.
	2.890%, 08/14/20	CAD	2,000	1,438,859
	Canadian Natural Resources, Ltd.
#	3.450%, 11/15/21		2,800	2,827,132
	2.950%, 01/15/23		1,000	967,293
	CPPIB Capital, Inc.
	2.375%, 01/29/21		6,000	6,086,176
	Enbridge, Inc.
	2.900%, 07/15/22		2,167	2,179,057
	3.190%, 12/05/22	CAD	1,000	730,996
	Kinross Gold Corp.
	5.125%, 09/01/21		2,250	2,297,970
	National Bank of Canada
(r)Ω	1.595%, 03/21/21		2,000	1,991,108
	Rogers Communications, Inc.
	4.000%, 06/06/22	CAD	2,500	1,888,645
	Toronto-Dominion Bank (The)
(r)	1.103%, 09/17/20		2,000	1,997,118
	2.125%, 04/07/21		1,000	1,011,907
(r)	2.387%, 04/07/21		2,500	2,506,861
	3.250%, 06/11/21		1,000	1,025,017
	1.800%, 07/13/21		1,000	1,008,317
	TransCanada PipeLines, Ltd.
#	2.500%, 08/01/22		600	605,676
	Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,034,450

	TOTAL CANADA			43,186,245

	DENMARK — (0.4%)
	Danske Bank A.S.
Ω	2.750%, 09/17/20		1,500	1,506,810
Ω	2.800%, 03/10/21		700	706,985
	0.875%, 05/22/23	EUR	1,000	1,078,634

	TOTAL DENMARK			3,292,429

	FINLAND — (0.9%)
	Nokia Oyj
	3.375%, 06/12/22		2,228	2,244,710
	Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,014,642

68

DFA TARGETED CREDIT PORTFOLIO

continued

			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	$2,195,039

TOTAL FINLAND				6,454,391

FRANCE — (3.4%)
Air Liquide Finance SA
	0.500%, 06/13/22	EUR	1,700	1,874,193
Airbus Finance BV
Ω	2.700%, 04/17/23		500	506,207
BNP Paribas SA
	5.000%, 01/15/21		531	545,851
	0.500%, 06/01/22	EUR	2,800	3,077,615
	1.000%, 06/27/24	EUR	1,000	1,104,474
BPCE SA
	2.650%, 02/03/21		700	705,439
	2.750%, 12/02/21		1,000	1,018,000
	1.125%, 12/14/22	EUR	1,200	1,337,888
	0.625%, 09/26/24	EUR	2,000	2,160,923
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,549,106
Danone SA
Ω	2.077%, 11/02/21		2,770	2,803,676
Orange SA
	4.125%, 09/14/21		900	941,796
Pernod Ricard SA
Ω	5.750%, 04/07/21		2,000	2,081,477
Societe Generale SA
Ω	2.625%, 09/16/20		500	502,176
Ω	2.500%, 04/08/21		1,000	1,007,450
	4.250%, 07/13/22	EUR	1,500	1,774,928
	0.500%, 01/13/23	EUR	1,500	1,622,833

TOTAL FRANCE				25,614,032

GERMANY — (6.2%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	2,746,665
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,413,895
BMW Finance NV
	0.125%, 01/12/21	EUR	90	98,105
	1.250%, 09/05/22	EUR	600	664,519
	0.500%, 11/22/22	EUR	1,400	1,521,459
	0.375%, 07/10/23	EUR	3,000	3,249,032
BMW US Capital LLC
	0.625%, 04/20/22	EUR	750	819,037
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,416,631
Daimler Finance North
America LLC Floating Rate Note
(r)	2.411%, 11/05/21		1,000	965,674

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		2,500	$2,492,375
Daimler International Finance BV
	0.625%, 02/27/23	EUR	500	540,476
Deutsche Bank AG
	3.125%, 01/13/21		500	499,605
	1.500%, 01/20/22	EUR	1,700	1,823,454
Deutsche Telekom International Finance BV
Ω	1.950%, 09/19/21		1,500	1,504,668
	4.250%, 07/13/22	EUR	800	948,913
E.ON International Finance BV
	5.750%, 05/07/20	EUR	2,000	2,192,251
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,154,201
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,337,685
NRW Bank
(r)	1.774%, 02/08/21		5,000	5,000,500
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		1,000	1,008,335
	2.900%, 05/27/22		1,500	1,555,493
	0.375%, 09/06/23	EUR	1,966	2,176,338
T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,266,878
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	544,893
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,085,345
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	999,084
	2.375%, 09/06/22	EUR	1,800	2,022,418
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,293,023

TOTAL GERMANY				46,340,952

ITALY — (1.8%)
Enel Finance International
	NV
Ω	2.875%, 05/25/22		4,250	4,274,368
	5.000%, 09/14/22	EUR	622	753,517
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	541,749
Ω	3.125%, 07/14/22		2,000	1,996,017
	1.000%, 07/04/24	EUR	2,000	2,138,783

69

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	$3,123,677
	0.950%, 03/01/23	EUR	400	440,773

TOTAL ITALY				13,268,884

JAPAN — (3.7%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,618,720
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,508,972
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	3,960,182
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		581	589,994
	0.980%, 10/09/23	EUR	1,500	1,640,066
	0.339%, 07/19/24	EUR	1,000	1,058,613
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	811,257
MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,269,902
Nissan Motor Acceptance Corp. Floating Rate Note
(r)	1.765%, 09/28/20		1,500	1,467,116
Ω	2.550%, 03/08/21		1,100	1,066,858
(r)Ω	1.825%, 09/21/21		500	460,254
Ω	2.650%, 07/13/22		1,000	938,195
Ω	2.600%, 09/28/22		1,000	925,150
Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		3,684	3,739,532
Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,099,642
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		1,000	1,006,040
(r)	2.275%, 10/19/21		765	765,289
	2.784%, 07/12/22		400	408,939
	0.819%, 07/23/23	EUR	450	488,093
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	1,300	1,430,856
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	793,107

TOTAL JAPAN				28,046,777

			Face Amount^	Value†
			(000)
JERSEY, CHANNEL ISLANDS — (0.3%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	1,975	$2,029,508

LUXEMBOURG — (0.4%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,095,063

NETHERLANDS — (2.7%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	549,859
Cooperatieve Rabobank UA
	2.375%, 05/22/23	EUR	3,700	4,316,654
	0.750%, 08/29/23	EUR	300	330,823
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,048,447
ING Bank NV
Ω	2.750%, 03/22/21		1,500	1,523,607
	4.500%, 02/21/22	EUR	1,000	1,173,330
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,753,577
Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	1,108,693
LeasePlan Corp. NV
Ω	1.000%, 05/02/23	EUR	2,000	2,077,428
Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	3,548,063
Sensata Technologies B.V.
Ω	5.625%, 11/01/24		2,000	2,030,000
Shell International Finance BV
	1.875%, 05/10/21		816	819,228

TOTAL NETHERLANDS				20,279,709

NEW ZEALAND — (0.4%)
Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,247,084

NORWAY — (0.3%)
DNB Bank ASA
	4.375%, 02/24/21	EUR	429	485,534
	0.600%, 09/25/23	EUR	1,500	1,653,251

TOTAL NORWAY				2,138,785

SPAIN — (1.6%)
Banco Santander SA
	3.848%, 04/12/23		3,000	3,112,892
Iberdrola International BV
	1.750%, 09/17/23	EUR	500	574,612
Santander Holdings USA, Inc.
	3.700%, 03/28/22		1,000	1,014,381

70

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	3.400%, 01/18/23		1,000	$1,006,444
Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,012,045
Telefonica Emisiones SA
	5.462%, 02/16/21		1,185	1,220,465
	3.961%, 03/26/21	EUR	800	902,656
	3.987%, 01/23/23	EUR	300	359,200
	1.069%, 02/05/24	EUR	2,000	2,232,114
Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	452,603

TOTAL SPAIN				11,887,412

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
EUROFIMA
(r)	1.782%, 11/15/21		2,000	2,009,140

SWEDEN — (0.8%)
Svenska Handelsbanken AB
	0.500%, 03/21/23	EUR	900	993,255
Swedbank AB
	0.250%, 11/07/22	EUR	3,000	3,265,200
Telefonaktiebolaget LM
Ericsson
	4.125%, 05/15/22		1,806	1,871,468

TOTAL SWEDEN				6,129,923

SWITZERLAND — (1.5%)
ABB Finance BV Floating Rate Note
(r)	0.096%, 10/12/20	EUR	3,000	3,285,806
ABB Finance BV
	0.625%, 05/03/23	EUR	2,500	2,747,120
Credit Suisse AG
	3.000%, 10/29/21		1,457	1,491,501
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,308,418
UBS AG
	0.625%, 01/23/23	EUR	1,000	1,101,245

TOTAL SWITZERLAND				10,934,090

UNITED KINGDOM — (8.8%)
AstraZeneca P.L.C.
	2.375%, 11/16/20		2,250	2,262,951
Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,100	1,206,732
	3.125%, 01/17/24	GBP	2,000	2,565,741
	3.650%, 03/16/25		450	467,595
BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	700	796,344

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	1.000%, 05/23/22	EUR	1,333	$1,459,353
Ω 3.250%, 06/07/22			1,000	1,026,316
	2.375%, 01/19/23	EUR	500	566,252
BP Capital Markets P.L.C.
#	3.561%, 11/01/21		1,300	1,335,246
	1.373%, 03/03/22	EUR	3,146	3,474,289
British Telecommunications
	P.L.C.
	0.500%, 06/23/22	EUR	3,100	3,386,902
	0.875%, 09/26/23	EUR	1,500	1,651,221
CNH Industrial Capital LLC
	3.875%, 10/15/21		1,000	1,011,409
	4.375%, 04/05/22		250	256,068
Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	2,030,249
	2.625%, 11/06/23	EUR	1,200	1,404,472
Diageo Finance P.L.C.
	0.125%, 10/12/23	EUR	1,000	1,085,073
GlaxoSmithKline Capital P.L.C.
	0.000%, 09/23/23	EUR	1,111	1,212,205
HSBC Bank Canada
	2.449%, 01/29/21	CAD	2,000	1,454,679
HSBC Holdings P.L.C.
	3.400%, 03/08/21		2,000	2,036,699
(r) 3.339%, 05/25/21			1,900	1,906,397
	4.000%, 03/30/22		700	731,940
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,011,147
	3.000%, 01/11/22		4,000	4,063,769
Mead Johnson Nutrition Co.
	3.000%, 11/15/20		919	927,016
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	4,516,437
Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	3,962,298
Natwest Markets P.L.C.
	1.125%, 06/14/23	EUR	1,500	1,617,967
NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	2,663,917
PPL WEM Ltd / Western
	Power Distribution P.L.C.
Ω	5.375%, 05/01/21		500	513,487
Praxair, Inc.
	1.200%, 02/12/24	EUR	3,000	3,410,700
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	4,500	4,464,515
TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	986,071
Unilever NV
	0.500%, 02/03/22	EUR	1,125	1,243,963

71

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Vodafone Group P.L.C.
	1.250%, 08/25/21	EUR	1,000	$1,107,463
	1.750%, 08/25/23	EUR	1,750	1,999,037

TOTAL UNITED KINGDOM				65,815,920

UNITED STATES — (53.7%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	4,500	5,019,692
AbbVie, Inc.
	2.900%, 11/06/22		2,500	2,600,760
Activision Blizzard, Inc.
	2.600%, 06/15/22		600	615,291
Aflac, Inc.
	3.625%, 06/15/23		500	536,288
Aircastle, Ltd.
	4.125%, 05/01/24		2,046	1,793,506
Albemarle Corp.
	1.875%, 12/08/21	EUR	3,785	4,102,936
Allergan Finance LLC
	3.250%, 10/01/22		1,000	1,025,821
Allergan Funding SCS
	3.450%, 03/15/22		3,000	3,074,720
	1.500%, 11/15/23	EUR	1,100	1,247,555
Ally Financial, Inc.
	5.125%, 09/30/24		2,000	2,069,400
Altria Group, Inc.
#	2.850%, 08/09/22		2,516	2,587,283
	1.000%, 02/15/23	EUR	2,000	2,201,746
Ameren Corp.
#	2.700%, 11/15/20		1,525	1,536,850
American Express Co.
	2.500%, 08/01/22		3,000	3,063,972
American Express Credit Corp.
	0.625%, 11/22/21	EUR	1,445	1,573,793
American International Group, Inc.
	1.500%, 06/08/23	EUR	1,400	1,559,387
AmerisourceBergen Corp.
	3.500%, 11/15/21		3,053	3,140,708
Amgen, Inc.
	1.250%, 02/25/22	EUR	4,160	4,604,477
Anixter, Inc.
	5.125%, 10/01/21		1,175	1,192,625
	5.500%, 03/01/23		220	222,200
Anthem, Inc.
	4.350%, 08/15/20		200	201,684
	3.125%, 05/15/22		3,000	3,110,273
Aon P.L.C.
	2.800%, 03/15/21		1,500	1,516,491
Apache Corp.
	3.250%, 04/15/22		549	494,173

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ares Capital Corp.
	4.200%, 06/10/24		3,000	$2,863,934
Arrow Electronics, Inc.
	3.500%, 04/01/22		700	706,553
AT&T, Inc.
	4.600%, 02/15/21		600	608,757
	3.875%, 08/15/21		300	309,753
	1.450%, 06/01/22	EUR	400	444,374
	1.050%, 09/05/23	EUR	500	552,752
	1.950%, 09/15/23	EUR	1,500	1,699,679
	2.400%, 03/15/24	EUR	1,000	1,160,838
AutoZone, Inc.
	2.500%, 04/15/21		1,695	1,707,598
Avnet, Inc.
	4.875%, 12/01/22		3,000	3,163,566
Bank of America Corp.
	5.700%, 01/24/22		1,000	1,072,966
	3.228%, 06/22/22	CAD	2,000	1,481,921
	1.625%, 09/14/22	EUR	1,050	1,174,005
	0.750%, 07/26/23	EUR	1,500	1,645,155
Bank of New York Mellon
Corp. (The)
	1.600%, 04/24/25		800	811,771
Baxter International, Inc.
	1.700%, 08/15/21		2,500	2,516,675
	0.400%, 05/15/24	EUR	2,000	2,176,701
Becton Dickinson and Co.
	3.125%, 11/08/21		1,600	1,636,693
Bemis Co., Inc.
	4.500%, 10/15/21		500	514,033
Best Buy Co., Inc.
	5.500%, 03/15/21		2,000	2,028,194
Biogen, Inc.
	3.625%, 09/15/22		3,500	3,697,766
Boardwalk Pipelines L.P.
	4.950%, 12/15/24		3,937	3,563,902
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,900	3,094,046
	2.150%, 11/25/22	EUR	2,910	3,193,144
Boston Scientific Corp.
	3.375%, 05/15/22		2,500	2,607,073
Bunge Ltd Finance Corp.
#	4.350%, 03/15/24		2,000	2,083,830
Campbell Soup Co.
	2.500%, 08/02/22		886	903,389
Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,962,965
	3.200%, 01/30/23		2,000	2,036,929
Carpenter Technology Corp.
	5.200%, 07/15/21		1,420	1,435,958
Caterpillar Financial Services Corp.
(r)	1.279%, 09/07/21		1,815	1,794,674

72

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
CF Industries, Inc.
	3.450%, 06/01/23		240	$243,000
Charles Schwab Corp. (The)
	4.450%, 07/22/20		200	201,447
Chevron Corp.
(r)	2.222%, 11/15/21		3,750	3,726,212
Choice Hotels International, Inc.
	5.750%, 07/01/22		1,430	1,423,436
Cigna Corp.
Ω	3.900%, 02/15/22		500	520,383
CIT Group, Inc.
	5.000%, 08/01/23		335	327,881
Citigroup, Inc.
	2.700%, 03/30/21		1,100	1,115,016
	1.375%, 10/27/21	EUR	400	443,116
	3.390%, 11/18/21	CAD	2,000	1,474,234
	4.500%, 01/14/22		2,000	2,099,832
Citizens Bank NA
	2.650%, 05/26/22		1,000	1,014,951
CMS Energy Corp.
	5.050%, 03/15/22		500	528,234
CNA Financial Corp.
	5.750%, 08/15/21		720	755,023
Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	1,838,576
Comcast Corp.
(r)	1.873%, 10/01/21		1,275	1,272,790
Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	1,871,362
Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,516,035
	3.200%, 02/15/23		1,000	1,042,516
Cox Communications, Inc.
#Ω	3.250%, 12/15/22		2,192	2,281,764
CVS Health Corp.
	2.800%, 07/20/20		500	499,940
(r)	1.719%, 03/09/21		2,000	1,995,921
	2.125%, 06/01/21		500	504,155
	2.750%, 12/01/22		1,000	1,034,725
DCP Midstream Operating L.P.
#	4.950%, 04/01/22		1,200	1,092,000
Dell, Inc.
#	4.625%, 04/01/21		500	505,000
DH Europe Finance Sarl
	1.700%, 01/04/22	EUR	4,600	5,131,826
Discovery Communications LLC
	4.375%, 06/15/21		2,176	2,231,000
Dollar Tree, Inc.
	3.700%, 05/15/23		4,000	4,190,026
E*TRADE Financial Corp.
	2.950%, 08/24/22		3,500	3,573,157

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Eastman Chemical Co.
	4.500%, 01/15/21		34	$34,130
	1.500%, 05/26/23	EUR	1,000	1,111,699
	3.800%, 03/15/25		1,000	1,046,237
Eaton Corp.
	2.750%, 11/02/22		1,500	1,551,799
eBay, Inc.
#	2.875%, 08/01/21		1,500	1,522,608
	2.600%, 07/15/22		500	512,601
	2.750%, 01/30/23		416	428,306
Ecolab, Inc.
	4.350%, 12/08/21		1,224	1,295,174
Edgewell Personal Care Co.
	4.700%, 05/19/21		900	904,815
	4.700%, 05/24/22		850	862,444
Edison International
#	2.400%, 09/15/22		2,454	2,448,926
Electronic Arts, Inc.
	3.700%, 03/01/21		1,962	2,002,077
EMC Corp.
	2.650%, 06/01/20		296	294,520
	3.375%, 06/01/23		131	130,345
Emerson Electric Co.
	0.375%, 05/22/24	EUR	1,020	1,108,102
Energy Transfer Partners L.P.
	3.600%, 02/01/23		2,500	2,432,964
Enterprise Products Operating LLC
	2.850%, 04/15/21		1,500	1,501,226
Equifax, Inc.
	3.300%, 12/15/22		2,652	2,721,554
Evergy, Inc.
	4.850%, 06/01/21		915	938,950
Eversource Energy
	2.500%, 03/15/21		206	207,690
Exelon Corp.
	5.150%, 12/01/20		300	303,497
Exelon Generation Co. LLC
	4.000%, 10/01/20		1,000	1,003,766
	3.400%, 03/15/22		1,000	1,031,604
	4.250%, 06/15/22		500	523,062
FedEx Corp.
	0.700%, 05/13/22	EUR	2,250	2,438,569
	1.000%, 01/11/23	EUR	1,000	1,085,457
Fifth Third Bancorp
	3.500%, 03/15/22		1,825	1,885,899
Flex, Ltd.
	5.000%, 02/15/23		1,700	1,774,128
Fluor Corp.
	1.750%, 03/21/23	EUR	3,500	2,696,184
Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,620,927
Ford Motor Credit Co. LLC
	3.200%, 01/15/21		800	772,000

73

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.336%, 03/18/21		1,500	$1,439,970
Fortune Brands Home & Security, Inc.
	3.000%, 06/15/20		500	499,920
Freeport-McMoRan, Inc.
	3.875%, 03/15/23		3,000	2,992,500
Gap, Inc. (The)
	5.950%, 04/12/21		559	574,373
GATX Corp.
	4.750%, 06/15/22		3,000	3,148,476
General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,234,619
	2.700%, 10/09/22		1,500	1,512,732
General Mills, Inc.
(r)	1.716%, 04/16/21		1,000	994,738
	3.150%, 12/15/21		985	1,012,519
General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,737,112
	3.450%, 01/14/22		800	772,739
Gilead Sciences, Inc.
	4.400%, 12/01/21		2,005	2,099,716
Global Payments, Inc.
	3.800%, 04/01/21		234	237,259
Goldman Sachs Group Inc
	2.000%, 07/27/23	EUR	1,000	1,129,526
Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	1,000	729,135
	5.250%, 07/27/21		750	783,269
	5.750%, 01/24/22		2,957	3,164,705
	3.250%, 02/01/23	EUR	291	338,509
Graphic Packaging International LLC
	4.875%, 11/15/22		700	707,000
	4.125%, 08/15/24		824	832,240
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,332,139
	0.900%, 11/19/24	EUR	1,500	1,502,847
Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,398,460
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		236	237,489
Honeywell International, Inc.
	1.300%, 02/22/23	EUR	1,465	1,641,766
Howmet Aerospace, Inc.
	5.870%, 02/23/22		1,200	1,223,835
HP, Inc.
	4.300%, 06/01/21		379	389,434
Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,500	1,522,415

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.300%, 01/14/22		400	$405,515
IBM Credit LLC
(r)	1.395%, 01/20/21		875	873,833
Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,126,014
International Business
	Machines Corp.
	0.500%, 09/07/21	EUR	750	823,301
	0.375%, 01/31/23	EUR	2,625	2,878,751
	1.250%, 05/26/23	EUR	1,500	1,689,915
John Deere Cash Management SA
	0.500%, 09/15/23	EUR	800	875,154
Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	3,710,612
JPMorgan Chase & Co.
	2.550%, 10/29/20		400	402,549
	2.750%, 08/24/22	EUR	2,868	3,297,848
	0.625%, 01/25/24	EUR	1,333	1,457,446
Kellogg Co.
	4.000%, 12/15/20		130	131,884
	0.800%, 11/17/22	EUR	2,840	3,132,672
Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	1,019,886
KeyCorp
	5.100%, 03/24/21		751	776,400
Kroger Co. (The)
	3.300%, 01/15/21		1,167	1,181,034
	3.400%, 04/15/22		975	1,011,969
	2.800%, 08/01/22		1,500	1,552,941
L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21		164	166,762
Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	931,316
Leidos Holdings, Inc.
	4.450%, 12/01/20		1,100	1,100,000
Lennar Corp.
	8.375%, 01/15/21		500	512,500
	4.125%, 01/15/22		1,400	1,405,544
Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,400	2,474,741
Ω	4.950%, 05/01/22		615	648,936
Lincoln National Corp.
	4.850%, 06/24/21		824	848,256
LyondellBasell Industries NV
	6.000%, 11/15/21		1,677	1,762,903
Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		2,300	2,360,817
Marathon Petroleum Corp.
	3.400%, 12/15/20		2,100	2,107,704

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marriott International, Inc.
	2.875%, 03/01/21		800	$784,355
Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		2,260	2,329,098
McDonald’s Corp.
	1.000%, 11/15/23	EUR	2,000	2,229,168
	0.625%, 01/29/24	EUR	1,500	1,646,375
McKesson Corp.
	3.650%, 11/30/20		1,165	1,179,935
Medtronic Global Holdings SCA
	0.000%, 03/07/21	EUR	2,500	2,730,813
	0.000%, 12/02/22	EUR	3,258	3,546,478
MGIC Investment Corp.
	5.750%, 08/15/23		1,483	1,453,340
MGM Resorts International
#	7.750%, 03/15/22		1,500	1,525,785
Molson Coors Brewing Co.
#	2.100%, 07/15/21		495	493,390
	1.250%, 07/15/24	EUR	2,000	2,133,391
Morgan Stanley
	2.500%, 04/21/21		750	758,922
	5.500%, 07/28/21		200	209,738
	3.125%, 08/05/21	CAD	1,600	1,170,904
	2.625%, 11/17/21		1,500	1,524,510
	1.875%, 03/30/23	EUR	500	565,667
Mosaic Co. (The)
	3.750%, 11/15/21		2,000	1,996,159
Mylan NV
	3.750%, 12/15/20		87	87,078
	2.250%, 11/22/24	EUR	1,642	1,832,431
Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,010,381
National Oilwell Varco, Inc.
	2.600%, 12/01/22		428	402,286
NetApp, Inc.
	3.375%, 06/15/21		2,000	2,036,291
	3.250%, 12/15/22		935	959,921
Netflix, Inc.
	5.875%, 02/15/25		2,000	2,205,680
Newmont Corp.
	3.625%, 06/09/21		1,700	1,721,978
NextEra Energy Capital
	Holdings, Inc.
	4.500%, 06/01/21		1,000	1,026,874
Nissan Motor Acceptance
	Corp.
	1.900%, 09/14/21		270	255,075
Nordstrom, Inc.
#	4.000%, 10/15/21		1,000	984,826
NortonLifeLock, Inc.
#	3.950%, 06/15/22		1,200	1,222,920
NuStar Logistics L.P.
	6.750%, 02/01/21		813	784,545

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
NVIDIA Corp.
	2.200%, 09/16/21		1,493	$1,521,262
Omnicom Group, Inc. /
Omnicom Capital, Inc.
	3.625%, 05/01/22		5,175	5,425,308
ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,070,615
Oracle Corp.
	2.250%, 01/10/21	EUR	600	666,014
	2.500%, 10/15/22		1,451	1,507,054
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		2,104	2,136,780
Ω	4.875%, 07/11/22		640	670,462
Ω	4.250%, 01/17/23		1,709	1,784,768
Perrigo Finance Un, Ltd. Co.
	3.500%, 03/15/21		1,180	1,208,641
Philip Morris International, Inc.
	1.875%, 03/03/21	EUR	2,000	2,208,481
	0.625%, 11/08/24	EUR	1,800	1,937,360
Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,416,838
PolyOne Corp.
	5.250%, 03/15/23		1,400	1,456,000
PPG Industries, Inc.
	0.875%, 03/13/22	EUR	1,500	1,648,729
Progress Energy, Inc.
	4.400%, 01/15/21		1,100	1,114,243
Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,395,000
Rockwell Collins, Inc.
	2.800%, 03/15/22		2,000	2,050,487
Roper Technologies, Inc.
	3.000%, 12/15/20		1,200	1,209,362
Ryder System, Inc.
	3.450%, 11/15/21		900	902,593
	3.400%, 03/01/23		2,000	2,025,483
Sealed Air Corp.
#Ω	4.875%, 12/01/22		800	820,000
Sempra Energy
	2.875%, 10/01/22		600	615,327
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		98	99,041
Southern Co. (The)
	2.750%, 06/15/20		250	250,186
Southern Power Co.
	2.500%, 12/15/21		898	912,107
	1.000%, 06/20/22	EUR	1,950	2,152,362
Spirit AeroSystems, Inc.
	3.950%, 06/15/23		3,500	3,023,125

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Stryker Corp.
	2.625%, 03/15/21		2,086	$2,111,185
	1.125%, 11/30/23	EUR	1,833	2,053,518
Sunoco Logistics Partners Operations L.P.
	4.650%, 02/15/22		2,750	2,747,261
	3.450%, 01/15/23		500	487,752
Sysco Corp.
	2.600%, 06/12/22		1,577	1,585,327
	1.250%, 06/23/23	EUR	375	401,778
Thermo Fisher Scientific, Inc.
	2.150%, 07/21/22	EUR	500	565,717
Time Warner Cable LLC
	4.125%, 02/15/21		100	100,541
Travelers Cos., Inc. (The)
	3.900%, 11/01/20		250	253,919
TRI Pointe Group, Inc.
	4.875%, 07/01/21		1,100	1,078,000
Truist Bank
	2.450%, 08/01/22		2,750	2,808,503
Truist Financial Corp.
	2.750%, 04/01/22		2,000	2,051,690
Tyson Foods, Inc.
	4.500%, 06/15/22		1,000	1,056,815
United Continental Holdings, Inc.
#	6.000%, 12/01/20		1,000	950,000
#	4.250%, 10/01/22		750	621,525
United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	3,632	3,954,533
UnitedHealth Group, Inc.
#	2.875%, 12/15/21		500	513,945
	2.375%, 10/15/22		1,000	1,032,046
Verizon Communications, Inc.
	3.450%, 03/15/21		215	220,353
ViacomCBS, Inc.
	3.375%, 03/01/22		1,000	1,022,570
VMware, Inc.
	2.950%, 08/21/22		1,000	1,014,570
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		1,000	1,020,573
Waste Management, Inc.
	4.600%, 03/01/21		1,139	1,161,095
Wells Fargo & Co.
	2.500%, 03/04/21		2,000	2,021,573

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.094%, 04/25/22	CAD	3,000	$2,170,617
	1.500%, 09/12/22	EUR	750	833,970
Whirlpool Corp.
	4.850%, 06/15/21		436	448,150
Williams Cos., Inc. (The)
	7.875%, 09/01/21		1,200	1,275,600
#	4.000%, 11/15/21		1,848	1,873,537
WR Berkley Corp.
	4.625%, 03/15/22		975	1,014,463
WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,600	1,608,000
Wyndham Destinations, Inc.
#	4.250%, 03/01/22		2,400	2,268,000
Xilinx, Inc.
	3.000%, 03/15/21		989	1,001,967
Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		1,345	1,379,765
	3.550%, 04/01/25		4,000	4,176,404
Zoetis, Inc.
	3.250%, 02/01/23		1,000	1,043,018

TOTAL UNITED STATES				402,206,910

TOTAL BONDS				722,770,113

U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Notes
(r)	0.264%, 04/30/21		2,500	2,502,501
(r)	0.345%, 07/31/21		8,147	8,163,076
(r)	0.279%, 01/31/22		6,000	6,007,880

TOTAL U.S. TREASURY OBLIGATIONS				16,673,457

TOTAL INVESTMENT SECURITIES (Cost $756,517,610)				739,443,570

			Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund		785,329	9,087,039

TOTAL INVESTMENTS — (100.0%)
	(Cost $765,603,560)			$748,530,609

76

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,056,690	USD	1,312,064	Citibank, N.A.	05/04/20	$18,836
USD	44,661	GBP	35,432	Citibank, N.A.	05/04/20	34
GBP	2,046,006	USD	2,536,709	State Street Bank and Trust	05/04/20	40,235
EUR	439,555	USD	475,121	Bank of New York Mellon	07/17/20	7,292
EUR	668,108	USD	727,399	Citibank, N.A.	07/17/20	5,852

Total Appreciation						$72,249
USD	56,347	GBP	45,916	Citibank, N.A.	05/04/20	$(1,484)
USD	3,615,138	GBP	3,021,348	State Street Bank and Trust	05/04/20	(190,249)
USD	59,233,465	EUR	54,869,806	Citibank, N.A.	05/12/20	(902,722)
USD	73,175,140	EUR	67,011,650	State Street Bank and Trust	06/03/20	(300,200)
USD	2,553,277	GBP	2,058,824	State Street Bank and Trust	06/26/20	(40,390)
USD	77,905,450	EUR	71,565,150	Citibank, N.A.	07/17/20	(637,550)
USD	21,638,710	CAD	30,410,308	State Street Bank and Trust	07/24/20	(212,955)
USD	62,467,595	EUR	57,266,119	State Street Bank and Trust	07/27/20	(395,914)

Total (Depreciation)						$(2,681,464)

Total Appreciation (Depreciation)						$(2,609,215)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,260,034	—	$20,260,034
Belgium	—	6,532,825	—	6,532,825
Canada	—	43,186,245	—	43,186,245
Denmark	—	3,292,429	—	3,292,429
Finland	—	6,454,391	—	6,454,391
France	—	25,614,032	—	25,614,032
Germany	—	46,340,952	—	46,340,952
Italy	—	13,268,884	—	13,268,884
Japan	—	28,046,777	—	28,046,777
Jersey, Channel Islands	—	2,029,508	—	2,029,508
Luxembourg	—	3,095,063	—	3,095,063
Netherlands	—	20,279,709	—	20,279,709
New Zealand	—	3,247,084	—	3,247,084
Norway	—	2,138,785	—	2,138,785
Spain	—	11,887,412	—	11,887,412
Supranational Organization Obligations	—	2,009,140	—	2,009,140
Sweden	—	6,129,923	—	6,129,923
Switzerland	—	10,934,090	—	10,934,090
United Kingdom	—	65,815,920	—	65,815,920
United States	—	402,206,910	—	402,206,910
U.S. Treasury Obligations	—	16,673,457	—	16,673,457

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$9,087,039	—	$9,087,039
Forward Currency Contracts**	—	(2,609,215)	—	(2,609,215)
TOTAL	—	$745,921,394	—	$745,921,394

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

78

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.2%)
Federal Farm Credit Bank
	4.670%, 05/07/20		19	$19,022
	5.350%, 08/07/20		23	23,356
	5.250%, 03/02/21		21	21,890
	5.220%, 02/22/22		17	18,505
	5.210%, 12/19/22		73	82,211
	4.800%, 02/13/23		7	7,848
	5.250%, 03/06/23		21	23,865
	5.220%, 05/15/23		166	189,898
	2.630%, 08/03/26		67	73,977
	5.770%, 01/05/27		22	28,721
Federal Home Loan Bank
	5.750%, 06/10/22		65	72,456
	4.750%, 03/10/23		170	191,261
	2.875%, 06/14/24		55	60,140
	5.375%, 08/15/24		65	78,215
	4.375%, 03/13/26		70	83,705
#	3.250%, 11/16/28		1,000	1,183,540
Federal National Mortgage Association
	1.500%, 06/22/20		53	53,103
	7.125%, 01/15/30		75	115,492
	2.500%, 05/01/35		26,500	27,706,992
	3.000%, 05/01/35		14,300	15,079,356
	3.000%, 05/01/50		52,600	55,525,875
	3.500%, 05/01/50		5,200	5,495,750
	4.000%, 05/01/50		33,000	35,154,637
Government National Mortgage Association
	3.500%, 05/01/50		5,700	6,047,344

TOTAL AGENCY OBLIGATIONS				147,337,159

BONDS — (89.6%)
AUSTRALIA — (1.6%)
Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	3,000	3,313,606
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,445
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,280,658
Commonwealth Bank of Australia
Ω	2.850%, 05/18/26		266	280,333
Ω	3.150%, 09/19/27		10	10,696

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	$2,729,543
Ω	4.500%, 09/15/27		3,000	2,931,000
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	309,787
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	379,427
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,312,632
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,468,923
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	5,000	3,385,110
Westpac Banking Corp.
	2.850%, 05/13/26		104	108,970
	2.700%, 08/19/26		23	24,146
	3.350%, 03/08/27		2,319	2,539,307
	1.125%, 09/05/27	EUR	2,000	2,254,939

TOTAL AUSTRALIA				29,342,522

BELGIUM — (1.4%)
Anheuser-Busch InBev SA
	2.700%, 03/31/26	EUR	1,000	1,227,351
	2.000%, 03/17/28	EUR	1,000	1,186,027
	2.250%, 05/24/29	GBP	600	761,897
	1.650%, 03/28/31	EUR	1,500	1,684,178
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,765,399
	4.900%, 01/23/31		2,925	3,427,548
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	11,400	13,406,350

TOTAL BELGIUM				24,458,750

CANADA — (6.5%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	760,049
Ω	3.550%, 07/26/27		1,620	1,640,638
Bank of Montreal
	2.700%, 12/09/26	CAD	5,000	3,854,197
Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	6,000	4,587,449
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	5,300	4,152,768

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	$654,197
	3.850%, 06/01/27		3,000	2,785,736
Canadian Pacific Railway Co.
	2.900%, 02/01/25		535	565,951
	3.700%, 02/01/26		45	48,832
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	14,250	16,561,397
Enbridge, Inc.
	4.000%, 10/01/23		34	35,023
#	3.500%, 06/10/24		15	15,379
Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	1,010,143
Husky Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	2,527,332
	4.400%, 04/15/29		600	486,058
ITC Holdings Corp.
	3.650%, 06/15/24		113	119,938
Nutrien, Ltd.
	3.625%, 03/15/24		540	566,689
	3.000%, 04/01/25		40	40,725
Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,854,374
	3.900%, 12/01/33	CAD	3,800	3,317,530
Province of British Columbia Canada
	6.500%, 01/15/26		93	120,676
Province of Ontario Canada
#	2.000%, 10/02/29		7,000	7,411,192
	5.850%, 03/08/33	CAD	9,500	10,119,501
Province of Quebec
	3.700%, 05/20/26	AUD	3,500	2,594,393
Province of Quebec Canada
	2.750%, 04/12/27		3,000	3,307,315
	0.875%, 07/05/28	EUR	5,800	6,700,953
	0.000%, 10/15/29	EUR	15,330	16,393,333
Rogers Communications, Inc.
	3.000%, 03/15/23		21	22,053
	4.000%, 03/13/24	CAD	2,000	1,546,420
Royal Bank of Canada
	4.930%, 07/16/25	CAD	4,000	3,374,000
Spectra Energy Partners L.P.
	4.750%, 03/15/24		22	23,512
Suncor Energy, Inc.
	3.600%, 12/01/24		87	89,662
Thomson Reuters Corp.
	4.300%, 11/23/23		60	64,509
	3.850%, 09/29/24		79	83,529
	3.350%, 05/15/26		2,000	2,090,841
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	42,233

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Total Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	10,400	$12,738,198
TransAlta Corp.
#	4.500%, 11/15/22		1,000	972,500
TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		15	15,081
	4.875%, 01/15/26		3,000	3,330,800
Videotron, Ltd.
Ω	5.000%, 07/15/22		921	946,327

TOTAL CANADA				117,571,433

DENMARK — (0.5%)
AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	4,769,297
Kommunekredit
	2.900%, 11/27/26	AUD	7,300	5,189,052

TOTAL DENMARK				9,958,349

FINLAND — (0.3%)
Nokia Oyj
#	4.375%, 06/12/27		5,250	5,328,750

FRANCE — (6.3%)
BNP Paribas SA
	3.250%, 03/03/23		22	23,206
	1.500%, 11/17/25	EUR	1,200	1,355,456
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,238,786
BPCE SA
	4.000%, 04/15/24		500	536,427
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,329,969
Electricite de France SA
Ω	3.625%, 10/13/25		40	43,635
	6.250%, 05/30/28	GBP	1,000	1,666,570
	5.875%, 07/18/31	GBP	3,200	5,573,639
	6.125%, 06/02/34	GBP	1,500	2,755,849
Orange SA
	8.125%, 11/20/28	GBP	1,964	3,731,473
	2.000%, 01/15/29	EUR	1,200	1,480,986
Pernod Ricard SA
	1.500%, 05/18/26	EUR	800	917,230
#Ω	3.250%, 06/08/26		173	181,386
Sanofi
	1.125%, 04/05/28	EUR	1,700	2,004,465
	0.875%, 03/21/29	EUR	1,500	1,746,048
	1.375%, 03/21/30	EUR	9,200	11,220,033
SNCF Mobilites
	1.500%, 02/02/29	EUR	3,600	4,349,995
SNCF Reseau
	0.875%, 01/22/29	EUR	5,300	6,166,031
	1.125%, 05/25/30	EUR	1,100	1,309,536
	1.875%, 03/30/34	EUR	3,000	3,898,592

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
SNCF Reseau EPIC
	5.250%, 12/07/28	GBP	10,498	$17,824,146
Societe Generale SA
	1.125%, 01/23/25	EUR	1,200	1,314,651
	2.125%, 09/27/28	EUR	2,000	2,312,843
Total Capital Internatioal SA
	1.491%, 09/04/30	EUR	800	933,416
Total Capital International SA
	3.750%, 04/10/24		112	120,342
	0.696%, 05/31/28	EUR	7,300	8,020,597
	1.375%, 10/04/29	EUR	3,200	3,688,781
	1.405%, 09/03/31	GBP	4,000	4,703,627
TOTAL CAPITAL INTL SA
	0.750%, 07/12/28	EUR	8,600	9,469,750
Total Capital S.A.
	3.883%, 10/11/28		7,200	8,022,191

TOTAL FRANCE				112,939,656

GERMANY — (4.2%)
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	6,486,452
Bayer Capital Corp. B.V. Co.
	2.125%, 12/15/29	EUR	900	1,070,139
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	30,096
BMW Finance NV
	1.125%, 01/10/28	EUR	750	834,895
	1.500%, 02/06/29	EUR	2,600	2,969,104
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	195,892
Ω	3.300%, 04/06/27		58	59,076
	1.000%, 04/20/27	EUR	1,800	1,981,311
Daimler AG
	1.000%, 11/15/27	EUR	4,300	4,593,746
	2.000%, 02/27/31	EUR	1,000	1,135,261
	1.125%, 08/08/34	EUR	1,900	1,922,345
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	1,731,677
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	3,000	3,526,908
Deutsche Bank AG
	2.950%, 08/20/20		2	2,002
	3.125%, 01/13/21		23	22,982
	3.700%, 05/30/24		113	109,316
Deutsche Telekom AG
	1.375%, 07/05/34	EUR	3,000	3,399,391
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	579,567
	2.250%, 04/13/29	GBP	1,600	2,090,121

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	$3,966,784
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,427,298
EMD Finance LLC
Ω	2.950%, 03/19/22		60	60,907
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,653,000	17,459,006
	3.200%, 03/15/28	AUD	15,000	11,079,327
T-Mobile USA, Inc.
	4.000%, 04/15/22		800	818,000
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	6,074,285
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		1,675	1,670,645

TOTAL GERMANY				75,296,533

ITALY — (1.2%)
Enel Finance International NV
	1.375%, 06/01/26	EUR	1,500	1,714,165
	1.125%, 09/16/26	EUR	2,000	2,244,175
Ω	4.875%, 06/14/29		6,000	6,922,004
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,124,560
	1.125%, 09/19/28	EUR	1,700	1,843,767
Intesa Sanpaolo SpA
	1.750%, 07/04/29	EUR	3,800	4,004,280
Ω	4.000%, 09/23/29		2,000	1,962,705
Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,278,106

TOTAL ITALY				22,093,762

JAPAN — (2.4%)
American Honda Finance Corp.
	2.300%, 09/09/26		130	127,447
	Beam Suntory, Inc.
	3.250%, 06/15/23		21	20,979
Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	5,000	3,766,443
Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	880,000	9,840,846
	1.500%, 03/20/34	JPY	250,000	2,763,547

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	$37,853
	3.195%, 07/18/29		1,551	1,647,017
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		64	65,960
Nomura Holdings, Inc.
	3.103%, 01/16/30		7,300	7,306,903
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	866,686
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	39,242
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		58	63,433
	3.040%, 07/16/29		9,750	10,202,733
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	41,934
Toyota Motor Corp.
	3.669%, 07/20/28		2,615	2,907,252
Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	77,481
	3.050%, 01/11/28		500	526,412
	3.650%, 01/08/29		2,000	2,194,788

TOTAL JAPAN				42,496,956

NETHERLANDS — (4.1%)
Ahold Finance USA LLC
	6.875%, 05/01/29		8	10,465
Allianz Finance II BV
	1.500%, 01/15/30	EUR	4,900	5,938,675
	0.500%, 01/14/31	EUR	2,300	2,532,769
BNG Bank NV
	3.500%, 07/19/27	AUD	5,000	3,714,167
	3.300%, 04/26/29	AUD	5,000	3,718,108
Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	86,454
Heineken NV
Ω	2.750%, 04/01/23		26	27,033
	1.375%, 01/29/27	EUR	1,200	1,379,269
ING Groep NV
	3.950%, 03/29/27		1,100	1,194,965
	1.375%, 01/11/28	EUR	3,100	3,484,780
Koninklijke Ahold Delhaize
	NV
	1.125%, 03/19/26	EUR	520	585,675
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,311,728
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,352,456

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV Waterschapsbank NV
3.150%, 09/02/26	AUD	1,300	$940,889
3.300%, 05/02/29	AUD	4,500	3,335,139
SHELL INTERNATIONAL FIN
1.250%, 05/12/28	EUR	5,600	6,355,374
Shell International Finance B.V.
0.125%, 11/08/27	EUR	5,000	5,221,847
3.875%, 11/13/28		3,200	3,585,909
2.375%, 11/07/29		13,250	13,261,892
Shell International Finance BV
2.250%, 11/10/20		54	54,138
2.500%, 09/12/26		4,000	4,125,282
1.625%, 01/20/27	EUR	6,208	7,213,529
0.750%, 08/15/28	EUR	2,000	2,184,686

TOTAL NETHERLANDS			73,615,229

NORWAY — (2.9%)
Equinor ASA
# 2.650%, 01/15/24		81	83,995
# 3.625%, 09/10/28		3,000	3,271,274
6.125%, 11/27/28	GBP	1,250	2,123,054
6.875%, 03/11/31	GBP	18,350	34,691,536
Kommunalbanken A.S.
3.000%, 12/09/26	AUD	7,500	5,436,190
3.400%, 07/24/28	AUD	8,500	6,344,594

TOTAL NORWAY			51,950,643

SPAIN — (0.6%)
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	211,507
4.400%, 07/13/27		2,000	2,035,031
Santander UK P.L.C.
4.000%, 03/13/24		103	110,856
3.875%, 10/15/29	GBP	1,478	2,125,794
Telefonica Emisiones SA
5.462%, 02/16/21		10	10,299
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	4,969,526
Telefonica Europe BV
8.250%, 09/15/30		500	717,969

TOTAL SPAIN			10,180,982

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.4%)
African Development Bank
3.300%, 07/27/27	AUD	3,000	2,191,254
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	29,923,884

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	EUROFIMA
	3.350%, 05/21/29	AUD	8,000	$5,907,188
	European Investment Bank
	1.900%, 01/26/26	JPY	568,700	5,926,875
	2.150%, 01/18/27	JPY 1,489,600		15,989,304
	5.625%, 06/07/32	GBP	6,950	13,588,882
	Inter-American Development Bank
	2.500%, 04/14/27	AUD	5,000	3,516,575
	International Bank for Reconstruction & Development
	1.750%, 10/23/29		1,400	1,507,078

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				78,551,040

	SWEDEN — (0.3%)
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	110	120,419
	Telefonaktiebolaget LM Ericsson
#	4.125%, 05/15/22		4,323	4,479,709

	TOTAL SWEDEN			4,600,128

	SWITZERLAND — (0.7%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		45	46,286
	Credit Suisse AG
	1.500%, 04/10/26	EUR	700	808,357
Nestle Finance International, Ltd.
	1.250%, 11/02/29	EUR	1,380	1,665,934
	Novartis Finance SA
	0.625%, 09/20/28	EUR	2,300	2,626,324
	1.375%, 08/14/30	EUR	4,000	4,827,007
	UBS Group AG
	1.250%, 09/01/26	EUR	1,800	2,007,845

	TOTAL SWITZERLAND			11,981,753

UNITED KINGDOM — (5.9%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		34	34,196
	3.375%, 11/16/25		802	887,711
	1.250%, 05/12/28	EUR	1,200	1,385,841
	4.000%, 01/17/29		1,000	1,174,881
	5.750%, 11/13/31	GBP	450	801,379
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		14	14,060

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Barclays P.L.C.
	4.375%, 01/12/26		2,000	$2,150,027
	3.250%, 02/12/27	GBP	1,657	2,145,156
	3.250%, 01/17/33	GBP	3,500	4,440,077
	BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,652,381
	1.250%, 03/13/27	EUR	1,000	1,047,534
	3.125%, 03/06/29	EUR	3,200	3,723,294
	BP Capital Markets America, Inc.
	3.245%, 05/06/22		33	34,004
	3.119%, 05/04/26		35	36,506
	3.017%, 01/16/27		127	129,505
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		26	27,465
	1.077%, 06/26/25	EUR	1,200	1,305,178
	1.594%, 07/03/28	EUR	1,233	1,346,386
	1.231%, 05/08/31	EUR	2,500	2,578,600
	British Telecommunications P.L.C.
	1.000%, 11/21/24	EUR	1,200	1,318,662
	1.500%, 06/23/27	EUR	2,500	2,787,814
	5.125%, 12/04/28		1,000	1,141,241
Ω	3.250%, 11/08/29		4,000	4,023,931
	3.125%, 11/21/31	GBP	1,200	1,633,536
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,461,138
	CNH Industrial Capital LLC
	4.375%, 04/05/22		406	415,854
	CNH Industrial Finance
	Europe SA
	1.750%, 03/25/27	EUR	2,000	1,984,128
	1.625%, 07/03/29	EUR	2,550	2,416,572
	Coca-Cola European
	Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,617,324
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,151,404
	Diageo Investment Corp.
	2.875%, 05/11/22		2	2,078
	Fiat Chrysler Automobiles NV
	5.250%, 04/15/23		500	498,425
	GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	1,500	1,714,691
	5.250%, 12/19/33	GBP	1,388	2,550,400
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		59	61,692
	2.625%, 08/16/28	GBP	5,164	6,795,985
	HSBC USA, Inc.
	3.500%, 06/23/24		147	155,747

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Janus Capital Group, Inc.
	4.875%, 08/01/25		106	$112,110
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		3,500	3,716,089
	1.500%, 09/12/27	EUR	2,100	2,306,430
	Lloyds Banking Group plc
	4.450%, 05/08/25		300	326,288
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		69	78,770
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,062,947
Network Rail Infrastructure Finance P.L.C.
	4.375%, 12/09/30	GBP	4,250	7,378,477
	Praxair, Inc.
	2.200%, 08/15/22		9	9,203
	Reynolds American, Inc.
	6.875%, 05/01/20		47	47,000
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		4,520	4,427,935
	3.375%, 06/18/26	GBP	800	965,944
Royal Bank of Scotland Group P.L.C.
	4.800%, 04/05/26		3,000	3,323,348
	TechnipFMC P.L.C.
	3.450%, 10/01/22		49	48,317
	Transport for London
	4.000%, 09/12/33	GBP	7,900	12,977,092
	Unilever NV
	1.000%, 02/14/27	EUR	1,500	1,736,943
	1.375%, 07/31/29	EUR	700	842,972
	Vodafone Group P.L.C.
	1.125%, 11/20/25	EUR	500	564,750
	1.500%, 07/24/27	EUR	1,750	2,019,753
	4.200%, 12/13/27	AUD	1,800	1,255,374
	7.875%, 02/15/30		77	108,593
	1.625%, 11/24/30	EUR	2,500	2,892,259
	5.900%, 11/26/32	GBP	1,250	2,192,646

	TOTAL UNITED KINGDOM			106,038,043

	UNITED STATES — (46.3%)
	3M Co.
	1.500%, 11/09/26	EUR	1,100	1,279,618
	2.875%, 10/15/27		368	400,215
	Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	5,000	5,816,671
	Abbott Laboratories
	2.950%, 03/15/25		146	158,290
	AbbVie, Inc.
	2.900%, 11/06/22		33	34,330
	3.600%, 05/14/25		1,000	1,085,489
	4.250%, 11/14/28		2,400	2,761,086

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,052	$1,107,088
	Adobe, Inc.
	3.250%, 02/01/25		22	24,165
	Advance Auto Parts, Inc.
	4.500%, 12/01/23		14	14,817
Ω	3.900%, 04/15/30		6,100	6,100,794
	AECOM
	5.875%, 10/15/24		500	529,000
	5.125%, 03/15/27		5,660	5,759,050
	Aetna, Inc.
	2.750%, 11/15/22		97	99,928
	3.500%, 11/15/24		63	67,302
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		1,730	1,831,845
	Aflac, Inc.
	3.250%, 03/17/25		129	140,179
	Alabama Power Co.
	2.800%, 04/01/25		30	31,423
	Albemarle Corp.
	4.150%, 12/01/24		86	89,525
	Allergan Finance LLC
	3.250%, 10/01/22		88	90,272
	Allergan Funding SCS
	3.450%, 03/15/22		150	153,736
	3.800%, 03/15/25		529	564,405
	2.625%, 11/15/28	EUR	3,200	3,932,960
	2.625%, 11/15/28	EUR	216	265,475
	2.125%, 06/01/29	EUR	1,500	1,776,648
	Ally Financial, Inc.
	4.125%, 02/13/22		1,250	1,266,550
	5.125%, 09/30/24		2,000	2,069,400
	Alphabet, Inc.
	1.998%, 08/15/26		86	91,362
	Altria Group, Inc.
	4.750%, 05/05/21		2	2,064
	2.200%, 06/15/27	EUR	4,700	5,357,842
	4.800%, 02/14/29		3,250	3,628,741
	Ameren Corp.
	2.700%, 11/15/20		12	12,093
	American Express Credit Corp.
	2.250%, 05/05/21		2	2,021
	3.300%, 05/03/27		131	144,288
	American International
	Group, Inc.
	4.875%, 06/01/22		17	18,134
	4.125%, 02/15/24		118	127,644
	3.750%, 07/10/25		2,903	3,097,316
	3.900%, 04/01/26		46	49,763
	1.875%, 06/21/27	EUR	4,075	4,541,270
	American Water Capital Corp.
	3.850%, 03/01/24		25	27,510

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	$46,934
# 2.875%, 09/15/26		65	68,027
AmerisourceBergen Corp.
3.400%, 05/15/24		433	458,048
Amgen, Inc.
3.625%, 05/22/24		75	81,722
3.125%, 05/01/25		37	40,171
2.600%, 08/19/26		28	29,892
4.000%, 09/13/29	GBP	1,836	2,707,138
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,746,414
Analog Devices, Inc.
3.900%, 12/15/25		35	38,126
3.500%, 12/05/26		23	24,903
Anixter, Inc.
5.500%, 03/01/23		1,090	1,100,900
Anthem, Inc.
4.350%, 08/15/20		13	13,109
3.125%, 05/15/22		25	25,919
3.500%, 08/15/24		58	62,346
3.650%, 12/01/27		4,424	4,825,439
Aon Corp.
5.000%, 09/30/20		9	9,123
4.500%, 12/15/28		960	1,104,502
3.750%, 05/02/29		5,000	5,469,796
Aon P.L.C.
4.000%, 11/27/23		47	49,914
3.500%, 06/14/24		107	111,697
2.875%, 05/14/26	EUR	1,400	1,666,998
Apache Corp.
3.250%, 04/15/22		20	18,003
# 4.375%, 10/15/28		2,400	1,907,790
Apple, Inc.
2.500%, 02/09/25		53	56,658
2.450%, 08/04/26		200	214,710
3.350%, 02/09/27		3,393	3,798,997
3.000%, 06/20/27		64	70,725
3.000%, 11/13/27		81	89,567
1.375%, 05/24/29	EUR	4,800	5,814,964
3.050%, 07/31/29	GBP	16,156	23,988,007
0.500%, 11/15/31	EUR	2,000	2,236,690
Applied Materials, Inc.
3.300%, 04/01/27		59	65,057
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	61,555
Arconic, Inc.
5.900%, 02/01/27		2,700	2,579,310
6.750%, 01/15/28		700	675,780
Arizona Public Service Co.
3.150%, 05/15/25		71	75,842
Arrow Electronics, Inc.
3.875%, 01/12/28		1,903	1,901,983

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ashland LLC
# 4.750%, 08/15/22		101	$105,441
Assurant, Inc.
4.000%, 03/15/23		75	76,714
AT&T, Inc.
3.000%, 02/15/22		74	76,119
3.550%, 06/01/24		52	54,982
3.950%, 01/15/25		115	124,075
3.400%, 05/15/25		253	268,154
3.600%, 07/15/25		998	1,065,976
1.800%, 09/05/26	EUR	800	921,338
3.800%, 02/15/27		653	704,419
4.375%, 09/14/29	GBP	500	728,521
2.600%, 12/17/29	EUR	1,463	1,799,461
3.550%, 12/17/32	EUR	1,500	1,989,233
Autodesk, Inc.
4.375%, 06/15/25		35	38,009
3.500%, 06/15/27		3,236	3,580,736
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	159,761
AutoZone, Inc.
2.875%, 01/15/23		140	144,156
3.125%, 07/15/23		15	15,738
3.250%, 04/15/25		72	76,055
3.125%, 04/21/26		1,187	1,234,791
Avnet, Inc.
4.625%, 04/15/26		65	69,649
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	1,901,918
Ball Corp.
5.000%, 03/15/22		1,035	1,084,163
# 5.250%, 07/01/25		500	551,250
4.875%, 03/15/26		4,000	4,300,000
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,322
Bank of America Corp.
3.300%, 01/11/23		52	54,512
4.000%, 04/01/24		72	78,143
7.000%, 07/31/28	GBP	1,500	2,547,578
(r) 3.419%, 12/20/28		184	197,116
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	134,235
3.000%, 02/24/25		330	355,410
2.800%, 05/04/26		64	67,861
Baxter International, Inc.
2.600%, 08/15/26		49	52,096
1.300%, 05/15/29	EUR	1,300	1,447,814
Bed Bath & Beyond, Inc.
# 3.749%, 08/01/24		1,907	1,182,340

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Bemis Co., Inc.
	4.500%, 10/15/21		7	$7,196
Berkshire Hathaway, Inc.
	3.400%, 01/31/22		37	38,822
	3.125%, 03/15/26		5,887	6,490,359
	2.150%, 03/15/28	EUR	700	858,149
	0.440%, 09/13/29	JPY	1,920,000	17,287,512
Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,270,982
Biogen, Inc.
	2.900%, 09/15/20		172	172,525
	4.050%, 09/15/25		1,000	1,110,516
Black Hills Corp.
	4.350%, 05/01/33		655	733,570
BlackRock, Inc.
	3.200%, 03/15/27		7,756	8,685,195
	3.250%, 04/30/29		8,100	9,071,633
Boeing Co. (The)
	8.750%, 08/15/21		11	11,410
	2.500%, 03/01/25		75	67,196
	2.600%, 10/30/25		42	36,807
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,109,052
	3.600%, 06/01/26		108	112,788
	1.800%, 03/03/27	EUR	800	844,774
	3.550%, 03/15/28		2,300	2,321,279
Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	80,635
Ω	4.000%, 08/15/23		96	106,029
Ω	3.625%, 05/15/24		52	57,184
Ω	3.450%, 11/15/27		600	679,340
Brown & Brown, Inc.
	4.200%, 09/15/24		54	56,849
	4.500%, 03/15/29		1,500	1,606,027
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	3,000	3,253,878
	2.600%, 07/07/28	GBP	1,100	1,464,185
Buckeye Partners L.P.
	4.150%, 07/01/23		22	20,570
	3.950%, 12/01/26		87	78,735
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	2,869,792
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		50	54,167
#	7.000%, 12/15/25		10	13,186
CA, Inc.
	4.700%, 03/15/27		205	212,962
Campbell Soup Co.
	2.500%, 08/02/22		23	23,451
	3.300%, 03/19/25		47	50,084
	4.150%, 03/15/28		2,883	3,261,972
	2.375%, 04/24/30		1,460	1,474,593

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Capital One Financial Corp.
	4.750%, 07/15/21		23	$23,762
	3.750%, 04/24/24		54	55,965
	3.750%, 03/09/27		1,800	1,832,254
	3.800%, 01/31/28		4,400	4,475,023
	1.650%, 06/12/29	EUR	2,800	2,723,186
	Cardinal Health, Inc.
	4.625%, 12/15/20		7	7,113
	3.200%, 06/15/22		45	46,163
	# 3.410%, 06/15/27		4,067	4,346,158
	Caterpillar, Inc.
	2.600%, 06/26/22		30	30,926
	CBS Corp.
	5.500%, 05/15/33		400	451,914
CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		18	18,244
	CF Industries, Inc.
	3.450%, 06/01/23		1,048	1,061,100
	Charles Schwab Corp
	4.000%, 02/01/29		1,530	1,729,616
	Charles Schwab Corp. (The)
	3.000%, 03/10/25		99	105,089
	3.200%, 03/02/27		1,000	1,067,731
	Chemours Co. (The)
	5.375%, 05/15/27		1,600	1,344,000
	Chevron Corp.
#	2.954%, 05/16/26		133	143,724
	Choice Hotels International, Inc.
	5.750%, 07/01/22		988	983,465
	Chubb INA Holdings, Inc.
	2.700%, 03/13/23		35	36,669
	3.350%, 05/15/24		60	65,062
	1.550%, 03/15/28	EUR	4,900	5,487,312
	Cigna Corp.
Ω	3.900%, 02/15/22		56	58,283
Ω	3.500%, 06/15/24		97	103,590
Ω	3.400%, 03/01/27		174	185,886
	4.375%, 10/15/28		2,000	2,285,872
	CIT Group, Inc.
	5.000%, 08/01/23		1,300	1,272,375
	5.250%, 03/07/25		2,965	2,928,827
	Citigroup Inc
	1.500%, 10/26/28	EUR	1,900	2,150,999
	Citigroup, Inc.
	4.500%, 01/14/22		17	17,849
	3.875%, 10/25/23		33	35,264
	3.750%, 06/16/24		30	32,050
	3.300%, 04/27/25		90	95,256
	5.150%, 05/21/26	GBP	1,323	1,942,744
	CME Group, Inc.
	3.000%, 03/15/25		33	35,846

86

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
CMS Energy Corp.
	3.875%, 03/01/24		20	$21,391
	3.600%, 11/15/25		37	40,077
	3.000%, 05/15/26		58	61,121
CNA Financial Corp.
	5.750%, 08/15/21		49	51,384
	4.500%, 03/01/26		75	79,754
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,370,310
	5.250%, 05/30/29		2,000	2,097,842
Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	1,400	1,701,987
Coca-Cola Co. (The)
	2.250%, 09/01/26		147	156,002
	2.900%, 05/25/27		275	302,984
Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	2,000	2,374,987
Comcast Corp.
	3.375%, 08/15/25		49	53,650
	3.150%, 03/01/26		102	111,039
	4.250%, 01/15/33		1,500	1,814,961
Comerica, Inc.
	4.000%, 02/01/29		3,300	3,490,226
ConocoPhillips Co.
	4.950%, 03/15/26		173	199,375
ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,069,475
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,814
Constellation Brands, Inc.
#	3.500%, 05/09/27		3,000	3,167,117
Corning, Inc.
	3.700%, 11/15/23		32	33,362
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	85,041
Ω	3.500%, 08/15/27		800	845,332
CSX Corp.
	4.250%, 06/01/21		9	9,232
CVS Health Corp.
	2.800%, 07/20/20		22	21,997
	2.125%, 06/01/21		15	15,125
	3.375%, 08/12/24		174	185,286
	3.875%, 07/20/25		1,985	2,171,310
	3.250%, 08/15/29		1,000	1,067,981
Danaher Corp.
	3.350%, 09/15/25		917	998,236
Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	3,841,654
DCP Midstream Operating LP
	5.375%, 07/15/25		3,100	2,511,000
Deere & Co.
	5.375%, 10/16/29		5	6,376

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
DH Europe Finance SA
1.200%, 06/30/27	EUR	1,300	$1,467,684
Discover Bank
4.650%, 09/13/28		2,600	2,754,129
Discovery Communications LLC
3.300%, 05/15/22		16	16,131
3.500%, 06/15/22		90	91,993
3.250%, 04/01/23		7	7,186
3.900%, 11/15/24		63	66,034
3.450%, 03/15/25		66	67,737
1.900%, 03/19/27	EUR	5,700	6,310,201
Dollar General Corp.
3.250%, 04/15/23		79	83,566
4.150%, 11/01/25		13	14,452
4.125%, 05/01/28		2,000	2,245,326
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,864,122
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20		84	84,419
Dominion Energy, Inc.
3.900%, 10/01/25		117	127,963
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,404,363
Dow Chemical Co. (The)
3.500%, 10/01/24		87	91,178
DTE Energy Co.
3.850%, 12/01/23		11	11,673
2.850%, 10/01/26		500	509,354
Duke Energy Corp.
3.050%, 08/15/22		131	135,429
3.750%, 04/15/24		67	72,872
DXC Technology Co.
4.450%, 09/18/22		37	37,862
1.750%, 01/15/26	EUR	2,350	2,431,496
4.750%, 04/15/27		2,000	2,032,044
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,704,117
Eastman Chemical Co.
3.600%, 08/15/22		3	3,108
3.800%, 03/15/25		51	53,358
1.875%, 11/23/26	EUR	5,000	5,598,827
Eaton Vance Corp.
3.500%, 04/06/27		517	551,924
eBay, Inc.
2.600%, 07/15/22		31	31,781
3.600%, 06/05/27		2,215	2,395,794
Ecolab, Inc.
2.700%, 11/01/26		52	55,384
Edgewell Personal Care Co.
4.700%, 05/24/22		1,185	1,202,348
Edison International
4.125%, 03/15/28		795	830,729

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
EMC Corp.
	3.375%, 06/01/23		1,255	$1,248,725
Emerson Electric Co.
	3.150%, 06/01/25		62	67,463
Energy Transfer Operating L.P.
	4.750%, 01/15/26		2,567	2,551,582
Enterprise Products Operating LLC
	5.200%, 09/01/20		6	6,060
	3.900%, 02/15/24		24	25,456
	3.700%, 02/15/26		62	66,022
EOG Resources, Inc.
	4.100%, 02/01/21		20	20,359
	3.150%, 04/01/25		79	83,275
Equifax, Inc.
	3.250%, 06/01/26		900	921,133
	3.100%, 05/15/30		4,000	4,029,397
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,388	1,428,212
Evergy, Inc.
	4.850%, 06/01/21		29	29,759
Eversource Energy
	2.800%, 05/01/23		55	56,697
Exelon Corp.
	2.450%, 04/15/21		15	15,114
	3.950%, 06/15/25		27	29,817
	3.400%, 04/15/26		1,225	1,329,975
Expedia Group, Inc.
	3.800%, 02/15/28		400	346,574
Exxon Mobil Corp.
	3.043%, 03/01/26		2,750	2,944,769
#	2.440%, 08/16/29		7,300	7,517,223
FedEx Corp.
	2.625%, 08/01/22		51	52,144
	4.000%, 01/15/24		99	106,550
	3.200%, 02/01/25		44	46,121
	1.625%, 01/11/27	EUR	2,000	2,157,645
	3.400%, 02/15/28		1,000	1,031,108
	3.100%, 08/05/29		910	921,741
	4.900%, 01/15/34		1,300	1,523,548
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,000	1,056,250
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,505,296
FirstEnergy Corp.
	7.375%, 11/15/31		750	1,098,659
Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	9,741,589
Fluor Corp.
#	4.250%, 09/15/28		5,885	4,784,422

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Freeport-McMoRan, Inc.
	4.550%, 11/14/24		3,809	$3,813,761
Gap, Inc. (The)
#	5.950%, 04/12/21		315	323,663
GATX Corp.
	3.250%, 03/30/25		60	61,162
	3.250%, 09/15/26		32	33,375
General Electric Co.
	0.375%, 05/17/22	EUR	135	145,558
	3.375%, 03/11/24		37	38,267
	0.875%, 05/17/25	EUR	500	522,282
	6.750%, 03/15/32		221	273,646
General Mills, Inc.
	3.150%, 12/15/21		9	9,251
#	3.200%, 02/10/27		1,007	1,115,801
	1.500%, 04/27/27	EUR	2,000	2,230,580
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	950	1,088,299
	5.250%, 03/01/26		208	199,625
	4.350%, 01/17/27		58	52,742
Georgia Power Co.
	3.250%, 03/30/27		154	163,609
Gilead Sciences, Inc.
	4.400%, 12/01/21		17	17,803
	3.700%, 04/01/24		124	135,277
	3.650%, 03/01/26		757	849,500
Global Payments, Inc.
	4.800%, 04/01/26		69	78,821
Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	3,209,906
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	27,153
	4.000%, 03/03/24		250	268,284
	3.750%, 05/22/25		87	92,888
	1.625%, 07/27/26	EUR	1,175	1,319,247
	2.000%, 03/22/28	EUR	2,000	2,306,206
	6.125%, 02/15/33		2,484	3,263,246
Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,343,762
Graphic Packaging International LLC
	4.125%, 08/15/24		922	931,220
Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,000	1,035,000
Halliburton Co.
	3.500%, 08/01/23		4	3,941
	3.800%, 11/15/25		124	120,005

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		5,800	$5,837,120
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	41,858
Hasbro, Inc.
	3.500%, 09/15/27		3,562	3,406,983
HCA Inc.
	5.375%, 02/01/25		3,555	3,822,123
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		1,905	2,069,802
Honeywell International, Inc.
	2.500%, 11/01/26		102	108,679
	2.250%, 02/22/28	EUR	3,905	4,767,774
Hormel Foods Corp.
	4.125%, 04/15/21		17	17,295
Howmet Aerospace, Inc.
#	5.125%, 10/01/24		2,000	1,930,510
Humana, Inc.
	3.850%, 10/01/24		91	98,148
Huntington Bancshares, Inc.
	3.150%, 03/14/21		18	18,269
	2.300%, 01/14/22		38	38,524
Hyatt Hotels Corp.
	3.375%, 07/15/23		23	21,996
#	4.375%, 09/15/28		3,300	3,145,422
Illinois Tool Works, Inc.
	3.500%, 03/01/24		75	81,369
Intel Corp.
	2.700%, 12/15/22		11	11,556
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		1,000	1,111,720
International Business Machines Corp.
	3.625%, 02/12/24		112	122,003
	3.300%, 01/27/27		306	339,660
	1.750%, 03/07/28	EUR	1,000	1,190,949
	3.500%, 05/15/29		800	901,145
International Paper Co.
	3.650%, 06/15/24		92	98,218
	3.800%, 01/15/26		12	13,200
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		546	573,066
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	59,056
JM Smucker Co. (The)
	3.500%, 03/15/25		58	62,774
John Deere Capital Corp.
	3.350%, 06/12/24		672	720,329

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Johnson & Johnson
	2.450%, 03/01/26		38	$40,936
Johnson Controls International P.L.C.
	3.625%, 07/02/24		11	11,538
JPMorgan Chase & Co.
	3.625%, 05/13/24		142	152,927
	3.900%, 07/15/25		129	141,808
	3.300%, 04/01/26		2,000	2,150,507
	2.950%, 10/01/26		500	523,999
Juniper Networks, Inc.
	4.500%, 03/15/24		49	52,479
	#3.750%, 08/15/29		4,000	4,223,378
Kellogg Co.
	1.250%, 03/10/25	EUR	500	555,539
	3.250%, 04/01/26		661	703,641
	7.450%, 04/01/31		61	88,732
Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		20	21,429
Kimberly-Clark Corp.
	2.400%, 06/01/23		22	22,927
Kohl’s Corp.
	4.750%, 12/15/23		17	15,120
Kraft Heinz Foods Co.
	3.950%, 07/15/25		2,212	2,314,443
	4.125%, 07/01/27	GBP	1,600	2,049,055
	2.250%, 05/25/28	EUR	1,000	1,083,324
	4.625%, 01/30/29		500	526,231
Kroger Co
#	3.700%, 08/01/27		3,394	3,782,394
Kroger Co. (The)
	3.850%, 08/01/23		39	41,824
	7.500%, 04/01/31		90	127,353
L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24		29	30,922
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	48,150
Lam Research Corp.
	3.800%, 03/15/25		1,000	1,105,084
Lazard Group LLC
	4.500%, 09/19/28		1,800	1,896,745
Lear Corp.
	3.800%, 09/15/27		3,600	3,338,956
Legg Mason, Inc.
	3.950%, 07/15/24		55	55,934
	4.750%, 03/15/26		23	24,814
Leggett & Platt, Inc.
	4.400%, 03/15/29		5,276	5,487,892
Lennar Corp.
	4.750%, 05/30/25		1,965	2,018,979
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,951,781
Ω	4.569%, 02/01/29		78	87,384

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lincoln National Corp.
3.050%, 01/15/30		2,900	$2,876,153
Lockheed Martin Corp.
2.900%, 03/01/25		552	591,738
3.550%, 01/15/26		56	62,789
Loews Corp.
2.625%, 05/15/23		44	45,042
3.750%, 04/01/26		125	133,823
Lowe’s Cos., Inc.
3.120%, 04/15/22		3	3,098
3.375%, 09/15/25		61	66,272
LYB International Finance II BV
3.500%, 03/02/27		2,035	2,088,902
1.625%, 09/17/31	EUR	6,500	6,416,281
LyondellBasell Industries NV
5.750%, 04/15/24		1,400	1,548,472
Macy’s Retail Holdings, Inc.
# 3.625%, 06/01/24		750	530,156
Magellan Midstream Partners L.P.
4.250%, 02/01/21		18	18,131
Marathon Petroleum Corp.
3.625%, 09/15/24		96	92,280
Markel Corp.
3.350%, 09/17/29		4,300	4,397,198
Marriott International, Inc.
2.875%, 03/01/21		12	11,765
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	103,705
3.500%, 03/10/25		700	757,014
1.349%, 09/21/26	EUR	6,000	6,610,366
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	72,467
McDonald’s Corp.
2.200%, 05/26/20		9	9,008
3.500%, 07/15/20		57	57,263
2.625%, 01/15/22		22	22,543
2.875%, 12/17/25	EUR	600	731,599
1.500%, 11/28/29	EUR	1,000	1,130,720
5.875%, 04/23/32	GBP	750	1,334,177
McKesson Corp.
3.796%, 03/15/24		51	54,712
3.950%, 02/16/28		3,050	3,382,350
3.125%, 02/17/29	GBP	4,420	5,577,109
4.750%, 05/30/29		1,000	1,180,958
Medtronic, Inc.
3.500%, 03/15/25		11	12,271
Merck & Co., Inc.
2.750%, 02/10/25		136	147,622
Meritage Homes Corp.
7.000%, 04/01/22		272	277,440
6.000%, 06/01/25		5,008	5,108,160

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
MetLife, Inc.
	3.600%, 04/10/24		189	$206,196
	6.500%, 12/15/32		281	395,090
MGIC Investment Corp.
	5.750%, 08/15/23		500	490,000
MGM Resorts International
#	7.750%, 03/15/22		1,100	1,118,909
#	5.750%, 06/15/25		2,428	2,330,904
#	4.625%, 09/01/26		2,693	2,410,235
Molson Coors Beverage Co.
	3.500%, 05/01/22		33	33,697
	3.000%, 07/15/26		87	85,833
Molson Coors Brewing Co.
	1.250%, 07/15/24	EUR	1,200	1,280,035
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,838,585
Morgan Stanley
	5.500%, 07/28/21		10	10,487
	3.875%, 04/29/24		140	150,938
	3.875%, 01/27/26		1,095	1,203,332
	1.375%, 10/27/26	EUR	2,550	2,862,609
	1.875%, 04/27/27	EUR	1,856	2,157,293
Mosaic Co. (The)
	4.250%, 11/15/23		46	46,756
#	4.050%, 11/15/27		4,000	3,983,620
Motorola Solutions, Inc.
	3.500%, 03/01/23		37	37,918
	4.600%, 05/23/29		2,300	2,599,405
MPLX L.P.
	4.125%, 03/01/27		2,289	2,210,023
	4.000%, 03/15/28		1,500	1,421,756
Mylan NV
	2.250%, 11/22/24	EUR	1,000	1,115,975
	3.950%, 06/15/26		2,173	2,306,861
	3.125%, 11/22/28	EUR	3,400	4,030,212
Mylan, Inc.
	4.200%, 11/29/23		52	54,135
Nasdaq, Inc.
	4.250%, 06/01/24		33	35,806
	1.750%, 03/28/29	EUR	5,924	6,684,035
National Oilwell Varco, Inc.
	2.600%, 12/01/22		26	24,438
National Rural Utilities
	Cooperative Finance Corp.
	8.000%, 03/01/32		32	49,586
NetApp, Inc.
	3.250%, 12/15/22		13	13,347
	3.300%, 09/29/24		1,800	1,881,144
Netflix, Inc.
#	5.875%, 02/15/25		885	976,013
	4.375%, 11/15/26		500	524,800
	4.875%, 04/15/28		2,040	2,169,397
	5.875%, 11/15/28		1,000	1,130,850
Ω	5.375%, 11/15/29		1,000	1,098,300

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Newell Brands, Inc.
	4.000%, 06/15/22		76	$76,475
Newmont Corp.
	3.625%, 06/09/21		46	46,595
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		10	10,269
	3.550%, 05/01/27		1,184	1,301,491
NextEra Energy Operating Partners L.P.
Ω	3.875%, 10/15/26		1,980	1,957,032
#Ω	4.500%, 09/15/27		2,200	2,257,750
NIKE, Inc.
	2.375%, 11/01/26		1,450	1,550,925
NiSource, Inc.
	3.850%, 02/15/23		27	28,428
Noble Energy, Inc.
	3.850%, 01/15/28		1,000	797,956
Nordstrom, Inc.
	4.000%, 10/15/21		11	10,833
#	4.000%, 03/15/27		4,148	3,254,967
Norfolk Southern Corp.
	2.900%, 06/15/26		526	556,263
Northrop Grumman Corp.
	3.250%, 08/01/23		12	12,832
NuStar Logistics L.P.
	5.625%, 04/28/27		1,367	1,230,300
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	34,389
Ohio Power Co.
	5.375%, 10/01/21		27	28,679
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		2,038	2,164,715
ONEOK, Inc.
	4.000%, 07/13/27		77	68,461
Oracle Corp.
	2.500%, 10/15/22		22	22,850
	2.650%, 07/15/26		2,078	2,210,700
	3.250%, 11/15/27		5,256	5,761,506
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,280,181
Packaging Corp. of America
	4.500%, 11/01/23		45	49,126
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	74,603
	3.250%, 06/14/29		2,750	2,899,203
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	3,016,966
PepsiCo, Inc.
	2.750%, 03/05/22		33	34,274
	0.875%, 07/18/28	EUR	1,500	1,699,581

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
PerkinElmer, Inc.
3.300%, 09/15/29		600	$606,707
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,669,744
Pfizer, Inc.
3.000%, 12/15/26		550	617,013
# 3.450%, 03/15/29		9,000	10,362,458
Philip Morris International, Inc.
3.250%, 11/10/24		68	73,670
2.875%, 05/14/29	EUR	2,650	3,213,568
3.375%, 08/15/29		2,000	2,206,266
0.800%, 08/01/31	EUR	3,200	3,198,653
Phillips 66
4.300%, 04/01/22		49	51,101
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	749,406
3.750%, 03/01/28		700	677,948
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	753,314
PNC Financial Services Group, Inc. (The)
4.375%, 08/11/20		3	3,027
3.300%, 03/08/22		9	9,364
3.150%, 05/19/27		1,000	1,087,311
PolyOne Corp.
5.250%, 03/15/23		1,170	1,216,800
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,989,204
# 3.750%, 03/15/28		2,750	3,089,330
2.800%, 08/15/29		947	989,944
PPL Capital Funding, Inc.
3.100%, 05/15/26		1,100	1,154,066
Principal Financial Group, Inc.
3.125%, 05/15/23		52	53,911
3.100%, 11/15/26		53	56,158
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	14,208
2.850%, 08/11/27		150	167,724
1.200%, 10/30/28	EUR	2,160	2,564,361
1.800%, 05/03/29	GBP	5,800	7,765,612
1.250%, 10/25/29	EUR	1,000	1,177,992
Proctor + Gamble Co. Ltd.
6.250%, 01/31/30	GBP	563	1,004,686
Progress Energy, Inc.
4.400%, 01/15/21		27	27,350
7.750%, 03/01/31		1,130	1,602,620
7.000%, 10/30/31		630	861,831
Progressive Corp.
2.450%, 01/15/27		500	516,842

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
PSEG Power LLC
	4.300%, 11/15/23		68	$70,839
Puget Energy, Inc.
	6.000%, 09/01/21		92	95,807
PulteGroup, Inc.
	5.000%, 01/15/27		2,500	2,599,250
QUALCOMM, Inc.
	3.450%, 05/20/25		1,631	1,790,993
	3.250%, 05/20/27		2,800	3,054,258
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,304
	4.200%, 06/30/29		925	1,041,833
Radian Group, Inc.
	4.500%, 10/01/24		2,700	2,619,000
Raytheon Technologies Corp.
	7.500%, 09/15/29		7	10,228
Reinsurance Group of America, Inc.
	5.000%, 06/01/21		11	11,388
	4.700%, 09/15/23		45	47,405
	3.950%, 09/15/26		3,111	3,335,741
Republic Services, Inc.
	3.550%, 06/01/22		52	54,269
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	70,495
Roper Technologies, Inc.
	3.000%, 12/15/20		15	15,117
Royal Caribbean Cruises, Ltd.
	3.700%, 03/15/28		1,000	653,654
Sealed Air Corp.
Ω	4.875%, 12/01/22		1,180	1,209,500
Ω	5.125%, 12/01/24		1,817	1,876,052
Ω	5.500%, 09/15/25		600	639,000
Sempra Energy
	4.050%, 12/01/23		49	52,481
	3.550%, 06/15/24		76	80,107
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	5,827,361
Sherwin-Williams Co. (The)
	3.450%, 08/01/25		53	57,099
	2.950%, 08/15/29		4,670	4,835,381
Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,444,395
Southern Co. (The)
	3.250%, 07/01/26		556	593,598
Southern Power Co.
	4.150%, 12/01/25		1,017	1,113,007
	1.850%, 06/20/26	EUR	1,200	1,368,963
Southwest Airlines Co.
	2.650%, 11/05/20		60	59,840
	3.000%, 11/15/26		107	97,891
Spirit AeroSystems, Inc.
	4.600%, 06/15/28		3,500	2,765,000

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Springleaf Finance Corp.
	6.875%, 03/15/25		3,500	$3,309,950
State Street Corp.
	3.300%, 12/16/24		163	177,865
	3.550%, 08/18/25		96	105,659
Steelcase Inc.
	5.125%, 01/18/29		4,342	4,743,280
Stryker Corp.
	3.375%, 05/15/24		6	6,469
	3.375%, 11/01/25		109	120,307
	2.125%, 11/30/27	EUR	4,709	5,617,697
Sysco Corp.
	2.600%, 10/01/20		35	35,095
	3.300%, 07/15/26		2,523	2,527,864
Tapestry, Inc.
	4.250%, 04/01/25		1,401	1,237,911
Target Corp.
	2.500%, 04/15/26		52	56,308
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		3,000	2,715,000
TC PipeLines L.P.
	3.900%, 05/25/27		2,000	1,956,070
TD Ameritrade Holding Corp.
	2.950%, 04/01/22		21	21,565
	3.625%, 04/01/25		86	92,738
	2.750%, 10/01/29		2,000	2,058,511
Thermo Fisher Scientific, Inc.
	2.000%, 04/15/25	EUR	1,000	1,163,409
	1.450%, 03/16/27	EUR	1,000	1,138,566
	1.375%, 09/12/28	EUR	1,315	1,503,315
TJX Cos., Inc. (The)
	2.250%, 09/15/26		600	609,292
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,822,500
	4.350%, 02/15/28		2,300	2,265,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		1,300	1,261,130
Trimble, Inc.
	4.900%, 06/15/28		500	535,646
TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25		75	81,195
Twitter, Inc.
Ω	3.875%, 12/15/27		6,000	5,975,400
Tyson Foods, Inc.
	4.500%, 06/15/22		65	68,693
Under Armour, Inc.
#	3.250%, 06/15/26		6,250	5,627,744
Union Pacific Corp.
	2.750%, 04/15/23		7	7,297
	3.250%, 01/15/25		111	118,925

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
United Continental Holdings Inc.
#	4.875%, 01/15/25		1,500	$1,095,000
United Continental Holdings, Inc.
#	4.250%, 10/01/22		1,050	870,135
UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	105,571
	3.750%, 07/15/25		137	153,053
	3.850%, 06/15/28		500	576,150
Unum Group
	4.000%, 03/15/24		734	756,666
	3.875%, 11/05/25		23	22,013
	4.000%, 06/15/29		5,100	5,178,124
US Bancorp
	2.350%, 01/29/21		9	9,075
	Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,040,835
VeriSign, Inc.
	5.250%, 04/01/25		2,807	3,066,647
Verizon Communications, Inc.
	3.376%, 02/15/25		26	28,497
	2.625%, 08/15/26		24	25,523
	1.375%, 10/27/26	EUR	1,500	1,748,299
	4.329%, 09/21/28		200	236,612
	1.375%, 11/02/28	EUR	2,000	2,347,617
	4.016%, 12/03/29		183	212,861
	2.625%, 12/01/31	EUR	2,500	3,267,960
ViacomCBS, Inc.
	4.500%, 03/01/21		22	22,753
	3.375%, 03/01/22		27	27,609
	4.250%, 09/01/23		7	7,383
	3.875%, 04/01/24		57	58,697
	3.500%, 01/15/25		28	28,117
	4.000%, 01/15/26		775	802,773
	2.900%, 01/15/27		3,269	3,139,974
	7.875%, 07/30/30		2,013	2,656,173
VMware, Inc.
	3.900%, 08/21/27		5,021	5,085,706
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		3,035	3,165,793
	2.125%, 11/20/26	EUR	2,700	3,006,447
Walmart, Inc.
	3.700%, 06/26/28		3,000	3,477,220
	4.875%, 09/21/29	EUR	5,166	7,728,599
	5.750%, 12/19/30	GBP	3,919	7,162,896
	5.625%, 03/27/34	GBP	3,175	6,131,779
Walt Disney Co. (The)
	3.700%, 09/15/24		168	183,834
Waste Management, Inc.
	3.500%, 05/15/24		58	62,768
	3.125%, 03/01/25		40	43,106

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
WEC Energy Group, Inc.
	2.450%, 06/15/20		19	$19,003
	3.550%, 06/15/25		52	56,188
Wells Fargo & Co.
	2.600%, 07/22/20		3	3,010
	3.500%, 03/08/22		102	105,698
	3.000%, 02/19/25		190	199,379
	3.000%, 04/22/26		32	33,525
	2.000%, 04/27/26	EUR	800	924,707
	2.975%, 05/19/26	CAD	3,000	2,220,726
	1.375%, 10/26/26	EUR	500	557,321
	1.000%, 02/02/27	EUR	800	872,156
	4.150%, 01/24/29		1,000	1,129,854
	2.500%, 05/02/29	GBP	750	966,937
Western Digital Corp.
#	4.750%, 02/15/26		5,960	6,084,743
Western Power Distribution South West P.L.C.
	5.875%, 03/25/27	GBP	900	1,419,850
	2.375%, 05/16/29	GBP	1,300	1,687,223
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	5,894,482
WestRock MWV LLC
	8.200%, 01/15/30		180	246,175
Whirlpool Corp.
	4.700%, 06/01/22		22	22,951
	3.700%, 05/01/25		145	149,016
	4.750%, 02/26/29		1,000	1,071,162
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,313,126
	1.100%, 11/09/27	EUR	500	533,513
Williams Cos., Inc. (The)
	7.875%, 09/01/21		498	529,374
	3.700%, 01/15/23		100	101,180
	4.000%, 09/15/25		136	138,919
	3.750%, 06/15/27		16	15,958
Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	39,549
WR Grace & Co-Conn
Ω	5.125%, 10/01/21		1,010	1,015,050
WRKCo, Inc.
	4.200%, 06/01/32		2,600	2,943,902
Wyndham Destinations, Inc.
	3.900%, 03/01/23		1,088	949,280
Xerox Corp.
	4.070%, 03/17/22		13	13,000
	3.800%, 05/15/24		50	48,500
Xilinx, Inc.
	3.000%, 03/15/21		11	11,144
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		731	763,238

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc.
3.000%, 09/12/27	62	$67,087

TOTAL UNITED STATES		830,708,213

TOTAL BONDS		1,607,112,742

TOTAL INVESTMENT SECURITIES (Cost $1,764,278,150)		1,754,449,901

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	3,411,190	$39,470,884

TOTAL INVESTMENTS — (100.0%) (Cost $1,803,744,984)			$1,793,920,785

As of April 30, 2020, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,535,231	GBP	2,803,881	Citibank, N.A.	05/05/20	$3,735
GBP	3,244,294	USD	4,072,367	Goldman Sachs	05/05/20	13,830
GBP	88,445,263	USD	110,700,090	State Street Bank and Trust	05/05/20	696,952
USD	577,461	CAD	803,457	Citibank, N.A.	05/07/20	247
EUR	6,307,209	USD	6,831,796	Citibank, N.A.	05/12/20	80,776
DKK	41,094,182	USD	5,971,116	Citibank, N.A.	07/14/20	72,935

Total Appreciation						$868,475
USD	99,264,473	GBP	83,586,764	Citibank, N.A.	05/05/20	$(6,013,276)
USD	3,482,003	GBP	2,809,381	Mellon Bank	05/05/20	(56,420)
USD	3,064,568	GBP	2,489,531	State Street Bank and Trust	05/05/20	(71,003)
USD	5,186,968	CAD	7,350,477	Goldman Sachs	05/07/20	(93,704)
USD	27,217,428	CAD	38,760,796	Mellon Bank	05/07/20	(628,801)
USD	6,581,815	CAD	9,238,152	State Street Bank and Trust	05/07/20	(54,986)
USD	90,987,107	EUR	84,244,669	State Street Bank and Trust	05/12/20	(1,343,330)
USD	31,307,303	AUD	49,163,440	State Street Bank and Trust	05/19/20	(731,529)
USD	28,010,159	AUD	44,090,441	State Street Bank and Trust	05/27/20	(723,583)
USD	65,585,050	EUR	60,597,014	State Street Bank and Trust	06/02/20	(855,611)
USD	110,342,808	GBP	89,667,915	State Street Bank and Trust	06/19/20	(2,615,347)
USD	111,740,439	GBP	89,256,995	State Street Bank and Trust	06/29/20	(705,363)
USD	6,020,899	DKK	41,094,182	Citibank, N.A.	07/14/20	(23,152)
USD	83,424,852	EUR	76,693,967	State Street Bank and Trust	07/16/20	(745,203)
USD	84,063,225	EUR	77,187,501	State Street Bank and Trust	07/17/20	(650,326)
USD	99,143,490	JPY	10,628,848,428	Citibank, N.A.	07/20/20	(16,769)
USD	82,363,818	EUR	76,207,389	State Street Bank and Trust	07/22/20	(1,283,200)
USD	91,696,324	EUR	84,106,387	State Street Bank and Trust	07/27/20	(630,913)

Total (Depreciation)						$(17,242,516)

Total Appreciation (Depreciation)						$(16,374,041)

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$29,342,522	—	$29,342,522
Belgium	—	24,458,750	—	24,458,750
Canada	—	117,571,433	—	117,571,433
Denmark	—	9,958,349	—	9,958,349
Finland	—	5,328,750	—	5,328,750
France	—	112,939,656	—	112,939,656
Germany	—	75,296,533	—	75,296,533
Italy	—	22,093,762	—	22,093,762
Japan	—	42,496,956	—	42,496,956
Netherlands	—	73,615,229	—	73,615,229
Norway	—	51,950,643	—	51,950,643
Spain	—	10,180,982	—	10,180,982
Supranational Organization Obligations	—	78,551,040	—	78,551,040
Sweden	—	4,600,128	—	4,600,128
Switzerland	—	11,981,753	—	11,981,753
United Kingdom	—	106,038,043	—	106,038,043
United States	—	830,708,213	—	830,708,213
Agency Obligations	—	147,337,159	—	147,337,159
Securities Lending Collateral	—	39,470,884	—	39,470,884
Forward Currency Contracts**	—	(16,374,041)	—	(16,374,041)

TOTAL	—	$1,777,546,744	—	$1,777,546,744

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (19.8%)
Federal Farm Credit Bank
4.670%, 05/07/20	1,658	$1,659,884
5.350%, 08/07/20	1,984	2,014,684
5.250%, 03/02/21	1,806	1,882,530
5.220%, 02/22/22	1,480	1,611,005
5.210%, 12/19/22	6,276	7,067,846
4.800%, 02/13/23	576	645,751
5.250%, 03/06/23	1,776	2,018,295
5.220%, 05/15/23	14,240	16,290,044
2.630%, 08/03/26	5,760	6,359,834
5.770%, 01/05/27	1,920	2,506,576
Federal Home Loan Bank
5.750%, 06/10/22	5,775	6,437,456
3.250%, 03/08/24	29,405	32,476,084
2.875%, 06/14/24	4,845	5,297,808
5.375%, 08/15/24	5,490	6,606,156
5.365%, 09/09/24	600	722,580
2.875%, 09/13/24	67,240	73,947,121
2.750%, 12/13/24	86,645	95,061,668
3.125%, 09/12/25	10,000	11,270,217
4.375%, 03/13/26	5,950	7,114,903
5.750%, 06/12/26	11,775	15,103,776
2.500%, 12/10/27	4,000	4,425,591
3.000%, 03/10/28	30,815	35,551,354
3.250%, 06/09/28	100,515	116,608,314
# 3.250%, 11/16/28	81,250	96,162,646
2.125%, 09/14/29	10,000	10,669,215
2.125%, 12/14/29	20,095	21,613,693
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	69,465	104,562,848
6.750%, 03/15/31	70,931	111,128,194
6.250%, 07/15/32	33,877	53,363,944
Federal National Mortgage Association
2.000%, 01/05/22	2,395	2,465,203
# 2.625%, 09/06/24	106,431	116,276,279
# 2.125%, 04/24/26	86,970	94,225,530
1.875%, 09/24/26	158,929	169,490,975
6.250%, 05/15/29	88,908	128,551,917
7.125%, 01/15/30	36,779	56,635,884
7.250%, 05/15/30	58,101	91,967,738
6.625%, 11/15/30	103,212	159,736,743
Tennessee Valley Authority
3.875%, 02/15/21	6,374	6,544,668
2.875%, 09/15/24	68,801	74,992,200
6.750%, 11/01/25	25,327	33,306,765
2.875%, 02/01/27	31,804	35,419,121

			Face Amount^	Value†
			(000)
	7.125%, 05/01/30		70,383	$108,870,785

TOTAL AGENCY OBLIGATIONS				1,928,663,825

BONDS — (55.8%)
AUSTRALIA — (1.7%)
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		6,000	6,423,443
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	8,047,002
	3.700%, 11/16/25		6,110	6,766,828
BHP Billiton Finance USA, Ltd.
#	2.875%, 02/24/22		1,077	1,113,842
Commonwealth Bank of Australia
	2.400%, 11/02/20		3,605	3,628,095
Ω	2.850%, 05/18/26		23,284	24,538,600
#Ω	3.150%, 09/19/27		890	951,958
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		24,711	26,488,407
National Australia Bank, Ltd.
	2.500%, 05/22/22		1,000	1,025,101
	3.375%, 01/14/26		3,000	3,248,504
Ω	3.500%, 01/10/27		29,999	32,428,598
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,270	1,755,937
Westpac Banking Corp.
	2.500%, 06/28/22		3,538	3,640,784
	2.850%, 05/13/26		10,267	10,757,641
#	2.700%, 08/19/26		5,052	5,303,731
#	3.350%, 03/08/27		27,267	29,857,393

TOTAL AUSTRALIA				165,975,864

BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		14,000	15,486,235
#	4.900%, 01/23/31		2,000	2,343,622
Dexia Credit Local SA
	1.375%, 12/07/22	GBP	20,000	25,667,174
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	947,351

TOTAL BELGIUM				44,444,382

96

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (1.3%)
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	$2,815,416
	Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,397,740
	Bank of Nova Scotia (The)
#	4.375%, 01/13/21		2,092	2,142,535
	1.750%, 12/23/22	GBP	6,650	8,407,065
	Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	18,319	20,191,503
	Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	3,619,599
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		3,024	3,198,945
	3.700%, 02/01/26		4,880	5,295,508
Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,312,317
	3.700%, 07/15/27		275	277,471
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		2,254	2,276,863
Husky Energy, Inc.
	4.400%, 04/15/29		2,780	2,252,067
ITC Holdings Corp.
	3.650%, 06/15/24		9,714	10,310,397
Nutrien, Ltd.
	3.625%, 03/15/24		3,460	3,631,010
#	3.000%, 04/01/25		3,460	3,522,734
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	19,927	15,069,476
	Rogers Communications, Inc.
	3.000%, 03/15/23		1,765	1,853,541
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		1,915	2,046,598
	Suncor Energy, Inc.
	3.600%, 12/01/24		1,826	1,881,866
	Thomson Reuters Corp.
#	4.300%, 11/23/23		5,120	5,504,744
	3.850%, 09/29/24		203	214,638
	Toronto-Dominion Bank (The)
	2.125%, 04/07/21		7,407	7,495,198
	1.994%, 03/23/22	CAD	4,942	3,598,559
	0.625%, 07/20/23	EUR	9,326	10,221,222
	TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		780	784,197
	4.875%, 01/15/26		4,060	4,507,683
	4.250%, 05/15/28		1,300	1,398,730

TOTAL CANADA				126,227,622

			Face Amount^	Value†
			(000)
DENMARK — (0.5%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		1,058	$1,062,803
Ω	2.800%, 03/10/21		6,530	6,595,164
	0.875%, 05/22/23	EUR	4,900	5,285,306
	0.750%, 06/02/23	EUR	4,700	5,194,581
Ω	4.375%, 06/12/28		2,000	2,108,126
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	24,144,883

TOTAL DENMARK				44,390,863

FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,097,520

FRANCE — (1.1%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	7,501,378
BNP Paribas SA
	3.250%, 03/03/23		1,920	2,025,217
Ω	3.500%, 11/16/27		500	521,461
BPCE SA
	0.375%, 10/05/23	EUR	8,100	8,873,378
	4.000%, 04/15/24		10,414	11,172,700
Credit Agricole SA
Ω	2.750%, 06/10/20		1,125	1,126,292
	3.875%, 04/15/24		8,591	9,208,699
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	7,241,202
Pernod Ricard SA
Ω	4.450%, 01/15/22		6,474	6,785,209
#Ω	3.250%, 06/08/26		14,827	15,545,750
Sanofi
#	3.625%, 06/19/28		20,000	23,496,143
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,405,267
#	3.750%, 04/10/24		9,600	10,314,992

TOTAL FRANCE				109,217,688

GERMANY — (1.3%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,592,873
Ω	4.375%, 12/15/28		14,000	15,802,304
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,969,543
BMW US Capital LLC
Ω	2.800%, 04/11/26		21,530	21,740,021
Ω	3.300%, 04/06/27		6,742	6,867,047
Daimler Finance North America LLC
#Ω	3.250%, 08/01/24		2,072	2,030,399
	8.500%, 01/18/31		28,596	37,974,711
Deutsche Bank AG
	2.950%, 08/20/20		136	135,909

97

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
EMD Finance LLC
Ω	2.950%, 03/19/22		5,120	$5,197,369
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		7,621	9,609,164
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	4,856,229
	1.375%, 10/16/23	EUR	3,500	3,844,349
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,200,215
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		699	699,411

TOTAL GERMANY				127,519,544

IRELAND — (0.0%)
CRH America Finance, Inc.
#Ω	3.950%, 04/04/28		1,520	1,587,195

ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,909,551
Ω	4.875%, 06/14/29		10,000	11,536,674

TOTAL ITALY				14,446,225

JAPAN — (1.9%)
American Honda Finance Corp.
	1.950%, 05/20/22		10,000	9,993,185
	0.550%, 03/17/23	EUR	4,900	5,287,819
	2.300%, 09/09/26		21,110	20,695,381
Beam Suntory, Inc.
	3.250%, 06/15/23		1,743	1,741,269
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,152,209
#	3.850%, 03/01/26		1,195	1,316,419
	3.677%, 02/22/27		4,465	4,829,021
	3.741%, 03/07/29		3,500	3,859,085
	3.195%, 07/18/29		2,777	2,948,914
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		2,000	2,028,143
	1.020%, 10/11/23	EUR	5,461	5,983,645
	2.839%, 09/13/26		18,000	18,776,305
MUFG Americas Holdings Corp.
	3.500%, 06/18/22		5,472	5,639,619

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	$3,409,269
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		3,200	3,393,874
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23		5,931	6,335,111
Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,356,897
	3.784%, 03/09/26		5,242	5,733,039
	3.040%, 07/16/29		3,900	4,081,093
Takeda Pharmaceutical Co. Ltd.
	1.125%, 11/21/22	EUR	5,000	5,503,291
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,942	3,573,102
Toyota Motor Credit Corp.
	3.300%, 01/12/22		2,605	2,690,954
#	2.625%, 01/10/23		2,999	3,098,223
	3.200%, 01/11/27		26,976	28,972,845
	3.050%, 01/11/28		11,550	12,160,121
#	3.650%, 01/08/29		11,108	12,189,853

TOTAL JAPAN				182,748,686

NETHERLANDS — (1.3%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,001,843
Ahold Finance USA LLC
	6.875%, 05/01/29		704	920,954
Cooperatieve Rabobank UA
	3.875%, 02/08/22		4,090	4,260,187
	0.750%, 08/29/23	EUR	1,200	1,323,291
	3.375%, 05/21/25		17,522	18,786,599
Heineken NV
#Ω	2.750%, 04/01/23		2,219	2,307,182
ING Bank NV
#Ω	2.050%, 08/15/21		5,000	5,014,168
ING Groep NV
	1.000%, 09/20/23	EUR	2,400	2,652,510
	3.950%, 03/29/27		4,000	4,345,328
	4.050%, 04/09/29		4,000	4,428,661
Shell International Finance BV
	2.250%, 11/10/20		4,646	4,657,886
#	3.250%, 05/11/25		31,117	33,255,812
#	2.875%, 05/10/26		29,810	31,564,001
	2.500%, 09/12/26		11,169	11,518,820

TOTAL NETHERLANDS				126,037,242

98

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NORWAY — (0.1%)
Equinor ASA
2.450%, 01/17/23		3,586	$3,679,226
0.875%, 02/17/23	EUR	2,913	3,225,971
# 2.650%, 01/15/24		6,950	7,206,973

TOTAL NORWAY			14,112,170

SPAIN — (0.7%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,237,021
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	18,060,197
4.400%, 07/13/27		2,000	2,035,031
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,458,261
Telefonica Emisiones SA
5.462%, 02/16/21		829	853,811
3.987%, 01/23/23	EUR	1,000	1,197,332
4.570%, 04/27/23		7,532	8,149,619
Telefonica Europe BV
8.250%, 09/15/30		16,567	23,789,186

TOTAL SPAIN			70,780,458

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
European Financial Stability Facility
0.000%, 11/17/22	EUR	19,769	21,908,219
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,697,385

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,605,604

SWEDEN — (1.0%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	296,540	30,471,869
1.000%, 11/13/23	SEK	500,000	52,664,660
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	9,390	10,279,429
0.500%, 03/21/23	EUR	1,000	1,103,617
Swedbank AB
0.300%, 09/06/22	EUR	4,800	5,232,725

TOTAL SWEDEN			99,752,300

SWITZERLAND — (0.8%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	3,995,013
Credit Suisse AG
3.000%, 10/29/21		3,011	3,082,298
3.625%, 09/09/24		16,390	17,571,968

			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
Novartis Capital Corp.
	3.100%, 05/17/27		10,983	$12,239,180
Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	1,039,305
#Ω	2.375%, 01/28/27		14,000	14,877,516
UBS Group AG
Ω	4.125%, 09/24/25		20,990	23,071,820

TOTAL SWITZERLAND				75,877,100

UNITED KINGDOM — (2.8%)
AstraZeneca P.L.C.
	2.375%, 11/16/20		2,316	2,329,331
	3.375%, 11/16/25		8,259	9,141,654
	4.000%, 01/17/29		2,000	2,349,762
BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		1,239	1,244,344
Barclays P.L.C.
	1.500%, 04/01/22	EUR	2,800	3,071,680
	3.650%, 03/16/25		14,330	14,890,303
	4.375%, 01/12/26		9,970	10,717,882
BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	6,676,109
BP Capital Markets America, Inc.
	3.245%, 05/06/22		2,848	2,934,636
#	3.119%, 05/04/26		8,415	8,777,080
	3.017%, 01/16/27		6,773	6,906,608
BP Capital Markets P.L.C.
#	3.535%, 11/04/24		2,240	2,366,196
	3.017%, 01/16/27		1,700	1,659,861
	3.279%, 09/19/27		11,000	11,379,666
British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	3,103,628
	0.875%, 09/26/23	EUR	4,900	5,393,988
	5.125%, 12/04/28		7,200	8,216,933
Ω	3.250%, 11/08/29		3,000	3,017,949
Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	8,473,124
Diageo Capital P.L.C.
	2.125%, 04/29/32		3,300	3,300,939
Diageo Capital PLC
	2.375%, 10/24/29		1,350	1,390,571
Diageo Investment Corp.
	2.875%, 05/11/22		131	136,083
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	8,964,016
HSBC Holdings P.L.C.
	3.400%, 03/08/21		4,100	4,175,233
	4.000%, 03/30/22		1,509	1,577,854
	4.300%, 03/08/26		11,270	12,471,613

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.900%, 05/25/26		12,666	$13,779,993
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	8,044,820
Janus Capital Group, Inc.
	4.875%, 08/01/25		9,046	9,567,402
Lloyds Banking Group P.L.C.
	1.000%, 11/09/23	EUR	300	324,045
	3.750%, 01/11/27		10,250	10,882,831
	4.375%, 03/22/28		9,000	9,971,074
Mead Johnson Nutrition Co.
#	4.125%, 11/15/25		5,931	6,770,839
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	495,706
Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,974,877
NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	6,800	7,337,972
Praxair, Inc.
	2.200%, 08/15/22		800	818,066
Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	2,510	2,490,207
Ω	3.625%, 10/14/25		20,258	19,845,378
Royal Bank of Scotland Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	5,481,137
	4.800%, 04/05/26		4,800	5,317,357
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		4,380	4,610,353
TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,176,009
Unilever Capital Corp.
#	2.000%, 07/28/26		1,900	1,983,377
Vodafone Group P.L.C.
	7.875%, 02/15/30		7,107	10,023,038

TOTAL UNITED KINGDOM				271,561,524

UNITED STATES — (40.4%)
3M Co.
	2.875%, 10/15/27		14,390	15,649,709
Abbott Ireland Financing DAC
	0.000%, 09/27/20	EUR	864	945,079
Abbott Laboratories
	2.950%, 03/15/25		12,469	13,518,575
AbbVie, Inc.
	2.900%, 11/06/22		2,800	2,912,852
	3.600%, 05/14/25		18,850	20,461,470
	4.250%, 11/14/28		25,500	29,336,538
Activision Blizzard, Inc.
	3.400%, 06/15/27		6,308	6,638,317
Adobe, Inc.
#	3.250%, 02/01/25		1,920	2,108,925

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Advance Auto Parts, Inc.
4.500%, 12/01/23		1,186	$1,255,229
Aetna, Inc.
2.750%, 11/15/22		8,320	8,571,176
3.500%, 11/15/24		5,359	5,724,954
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,610,747
Aflac, Inc.
3.250%, 03/17/25		11,007	11,960,829
Alabama Power Co.
2.800%, 04/01/25		2,560	2,681,401
Albemarle Corp.
4.150%, 12/01/24		7,365	7,666,869
Allergan Finance LLC
3.250%, 10/01/22		7,562	7,757,258
Allergan Funding SCS
3.450%, 03/15/22		12,881	13,201,823
3.800%, 03/15/25		2,471	2,636,380
Allstate Corp. (The)
5.350%, 06/01/33		7,500	9,848,613
Alphabet, Inc.
1.998%, 08/15/26		7,385	7,845,419
Altria Group, Inc.
4.750%, 05/05/21		208	214,609
4.800%, 02/14/29		500	558,268
Amazon.com, Inc.
3.150%, 08/22/27		9,200	10,315,838
Ameren Corp.
2.700%, 11/15/20		988	995,677
3.650%, 02/15/26		10,631	11,635,310
American Express Credit Corp.
2.250%, 05/05/21		148	149,545
3.300%, 05/03/27		16,929	18,646,187
American International Group, Inc.
4.875%, 06/01/22		1,425	1,520,058
1.500%, 06/08/23	EUR	2,000	2,227,696
4.125%, 02/15/24		10,069	10,891,923
3.750%, 07/10/25		9,247	9,865,961
3.900%, 04/01/26		6,429	6,954,867
4.200%, 04/01/28		2,100	2,281,208
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,327,377
2.950%, 09/01/27		584	619,640
Ameriprise Financial, Inc.
4.000%, 10/15/23		3,722	4,062,553
# 2.875%, 09/15/26		6,175	6,462,593
AmerisourceBergen Corp.
3.400%, 05/15/24		1,223	1,293,748
3.450%, 12/15/27		3,000	3,261,660
Amgen, Inc.
3.625%, 05/22/24		6,399	6,972,506

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.125%, 05/01/25	3,200	$3,474,245
	2.600%, 08/19/26	10,375	11,075,956
Analog Devices, Inc.
	3.900%, 12/15/25	4,965	5,408,406
	3.500%, 12/05/26	11,977	12,967,764
Anthem, Inc.
	4.350%, 08/15/20	1,087	1,096,155
	3.125%, 05/15/22	1,277	1,323,940
	3.500%, 08/15/24	4,986	5,359,644
	3.650%, 12/01/27	4,000	4,362,965
	4.101%, 03/01/28	16,600	18,593,704
Aon Corp.
	5.000%, 09/30/20	810	821,042
	3.750%, 05/02/29	1,500	1,640,939
Aon P.L.C.
	4.000%, 11/27/23	4,000	4,247,969
	3.500%, 06/14/24	9,147	9,548,560
Apache Corp.
	3.250%, 04/15/22	1,667	1,500,523
Apple, Inc.
	3.250%, 02/23/26	19,942	22,143,445
	2.450%, 08/04/26	17,090	18,346,961
	3.350%, 02/09/27	33,607	37,628,319
#	3.000%, 06/20/27	11,436	12,637,756
#	3.000%, 11/13/27	26,919	29,766,231
Applied Materials, Inc.
	3.300%, 04/01/27	16,750	18,469,448
Archer-Daniels-Midland Co.
	2.500%, 08/11/26	4,942	5,244,945
Arizona Public Service Co.
	3.150%, 05/15/25	9,580	10,233,354
Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	12,331,409
Assurant, Inc.
	4.000%, 03/15/23	6,399	6,545,224
AT&T, Inc.
	4.000%, 01/15/22	1,152	1,201,558
#	3.550%, 06/01/24	2,980	3,150,893
	3.950%, 01/15/25	8,885	9,586,121
	3.400%, 05/15/25	15,079	15,982,210
	3.600%, 07/15/25	12,500	13,351,405
	3.800%, 02/15/27	8,782	9,473,525
Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,274,206
	3.500%, 06/15/27	12,009	13,288,337
Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	13,708,350
AutoZone, Inc.
	2.875%, 01/15/23	11,988	12,343,882
	3.125%, 07/15/23	1,270	1,332,447
	3.250%, 04/15/25	6,203	6,552,355
	3.125%, 04/21/26	988	1,027,779

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Avnet, Inc.
4.625%, 04/15/26		5,560	$5,957,694
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		20,320	21,625,205
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,900	1,806,822
Baltimore Gas & Electric Co.
2.400%, 08/15/26		692	719,818
Bank of America Corp.
4.000%, 04/01/24		6,120	6,642,182
3.875%, 08/01/25		2,350	2,573,567
(r) 3.419%, 12/20/28		15,341	16,434,581
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		10,524	11,485,299
# 3.000%, 02/24/25		1,913	2,060,303
1.600%, 04/24/25		21,050	21,359,719
2.800%, 05/04/26		7,088	7,515,660
Baxter International, Inc.
2.600%, 08/15/26		4,951	5,263,852
Bemis Co., Inc.
4.500%, 10/15/21		640	657,962
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		14,000	14,333,419
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	650	721,206
3.125%, 03/15/26		33,128	36,523,289
Best Buy Co., Inc.
# 4.450%, 10/01/28		19,493	20,549,450
Biogen, Inc.
2.900%, 09/15/20		14,678	14,722,803
4.050%, 09/15/25		8,950	9,939,123
2.250%, 05/01/30		2,700	2,684,398
Black Hills Corp.
4.350%, 05/01/33		1,750	1,959,919
BlackRock, Inc.
3.200%, 03/15/27		24,563	27,505,730
3.250%, 04/30/29		6,942	7,774,726
2.400%, 04/30/30		20,000	20,754,487
Boeing Co. (The)
8.750%, 08/15/21		977	1,013,388
2.500%, 03/01/25		6,399	5,733,192
2.600%, 10/30/25		2,568	2,250,512
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,000	2,133,825
2.150%, 11/25/22	EUR	4,020	4,411,148
3.600%, 06/01/26		4,494	4,693,227
Bristol-Myers Squibb Co.
2.000%, 08/01/22		4,244	4,331,859

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	4.000%, 08/15/23		8,237	$9,097,493
Ω	3.625%, 05/15/24		4,433	4,874,938
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,905,841
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	14,843,752
Burlington Northern Santa Fe LLC
#	3.000%, 04/01/25		4,279	4,635,597
#	7.000%, 12/15/25		858	1,131,345
CA, Inc.
	4.700%, 03/15/27		17,502	18,181,775
Campbell Soup Co.
	2.500%, 08/02/22		1,939	1,977,056
	3.300%, 03/19/25		4,045	4,310,381
	4.150%, 03/15/28		5,628	6,367,804
Capital One Financial Corp.
	4.750%, 07/15/21		1,956	2,020,820
	3.750%, 04/24/24		4,607	4,774,673
	0.800%, 06/12/24	EUR	2,650	2,683,907
	3.200%, 02/05/25		2,700	2,752,966
	3.750%, 03/09/27		14,165	14,418,824
	3.800%, 01/31/28		5,600	5,695,484
Cardinal Health, Inc.
	4.625%, 12/15/20		640	650,362
	3.200%, 06/15/22		3,840	3,939,274
#	3.410%, 06/15/27		17,718	18,934,161
Cargill, Inc.
Ω	2.125%, 04/23/30		6,060	6,130,704
Caterpillar, Inc.
	2.600%, 06/26/22		2,531	2,609,081
CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		1,549	1,569,963
	4.000%, 04/01/28		4,800	5,305,941
Charles Schwab Corp. (The)
	3.000%, 03/10/25		12,777	13,562,825
Chevron Corp.
	2.954%, 05/16/26		11,356	12,271,661
Chubb INA Holdings, Inc.
	2.875%, 11/03/22		1,852	1,932,259
	2.700%, 03/13/23		2,965	3,106,358
	3.350%, 05/15/24		5,120	5,551,992
Cigna Corp.
Ω	3.900%, 02/15/22		4,767	4,961,333
Ω	3.500%, 06/15/24		8,342	8,908,705
Ω	3.250%, 04/15/25		4,500	4,794,964
Ω	3.400%, 03/01/27		14,920	15,939,210
	4.375%, 10/15/28		500	571,468
	2.400%, 03/15/30		2,000	2,016,968
Cincinnati Financial Corp.
	6.920%, 05/15/28		4,000	5,232,068
Citigroup, Inc.
	4.500%, 01/14/22		1,472	1,545,476

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	3.750%, 06/16/24	2,560	$2,734,975
	3.300%, 04/27/25	5,679	6,010,655
	Clorox Co. (The)
	3.100%, 10/01/27	5,077	5,602,628
	3.900%, 05/15/28	16,112	18,318,533
	CME Group, Inc.
	3.000%, 03/15/25	2,833	3,077,303
	CMS Energy Corp.
	3.875%, 03/01/24	1,725	1,844,932
	3.600%, 11/15/25	3,163	3,426,029
	3.000%, 05/15/26	4,942	5,207,932
	CNA Financial Corp.
	4.500%, 03/01/26	22,057	23,455,188
	Coca-Cola Co. (The)
#	3.200%, 11/01/23	13,789	15,012,853
	2.250%, 09/01/26	12,603	13,374,797
	2.900%, 05/25/27	13,535	14,912,307
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	2,731	3,303,638
	Comcast Corp.
	3.375%, 08/15/25	4,946	5,415,369
	3.150%, 03/01/26	9,198	10,013,128
	3.150%, 02/15/28	5,000	5,440,915
	4.250%, 10/15/30	5,000	6,015,957
	7.050%, 03/15/33	2,200	3,318,743
	Comerica, Inc.
	4.000%, 02/01/29	6,000	6,345,865
	Conagra Brands, Inc.
	3.200%, 01/25/23	4,643	4,827,997
	4.850%, 11/01/28	970	1,135,317
	ConocoPhillips Co.
#	4.950%, 03/15/26	14,112	16,263,431
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,349,432
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	11,492,252
	3.150%, 08/01/29	7,000	7,197,176
	Corning, Inc.
	3.700%, 11/15/23	2,710	2,825,375
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	21,324,626
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,309,195
Ω	3.500%, 08/15/27	1,200	1,267,997
	CSX Corp.
	4.250%, 06/01/21	748	767,315
	CVS Health Corp.
	2.800%, 07/20/20	1,913	1,912,770
	2.125%, 06/01/21	1,285	1,295,679
	3.375%, 08/12/24	11,857	12,626,100
	3.875%, 07/20/25	13,408	14,666,458

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.250%, 08/15/29		4,000	$4,271,924
Danaher Corp.
#	3.350%, 09/15/25		1,483	1,614,377
Deere & Co.
	5.375%, 10/16/29		467	595,507
Discover Bank
	4.650%, 09/13/28		2,800	2,965,985
Discovery Communications LLC
	3.500%, 06/15/22		7,694	7,864,409
	3.250%, 04/01/23		640	656,969
#	3.900%, 11/15/24		5,376	5,634,904
	3.450%, 03/15/25		5,671	5,820,219
Dollar General Corp.
	3.250%, 04/15/23		5,733	6,064,351
	4.150%, 11/01/25		1,604	1,783,201
Dollar Tree, Inc.
	4.200%, 05/15/28		21,641	23,228,737
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		4,666	4,689,261
Dominion Energy, Inc.
	3.900%, 10/01/25		10,013	10,951,209
Dow Chemical Co. (The)
	3.500%, 10/01/24		6,952	7,285,854
DTE Energy Co.
	3.850%, 12/01/23		960	1,018,727
	2.850%, 10/01/26		1,000	1,018,707
	6.375%, 04/15/33		2,305	3,057,671
Duke Energy Corp.
#	3.750%, 04/15/24		5,205	5,661,156
DXC Technology Co.
	4.450%, 09/18/22		3,200	3,274,588
#	4.750%, 04/15/27		35,329	35,895,037
E*TRADE Financial Corp.
	4.500%, 06/20/28		8,496	9,545,096
Eastman Chemical Co.
	4.500%, 01/15/21		88	88,338
	3.600%, 08/15/22		297	307,672
	1.500%, 05/26/23	EUR	7,630	8,482,267
	3.800%, 03/15/25		9,527	9,967,503
Eaton Corp.
	4.000%, 11/02/32		11,775	13,332,524
Eaton Vance Corp.
	3.500%, 04/06/27		10,462	11,168,730
eBay, Inc.
	3.800%, 03/09/22		5,177	5,402,885
	2.600%, 07/15/22		1,688	1,730,540
	3.600%, 06/05/27		13,375	14,466,700
Ecolab, Inc.
	4.350%, 12/08/21		480	507,911
	2.700%, 11/01/26		4,448	4,737,490
Electronic Arts, Inc.
	4.800%, 03/01/26		15,000	17,408,854

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Emerson Electric Co.
	3.150%, 06/01/25		5,312	$5,780,017
Enterprise Products Operating LLC
	5.200%, 09/01/20		480	484,767
	3.900%, 02/15/24		1,680	1,781,912
	3.700%, 02/15/26		4,976	5,298,837
	6.875%, 03/01/33		700	827,422
EOG Resources, Inc.
#	4.100%, 02/01/21		1,722	1,752,908
#	3.150%, 04/01/25		6,718	7,081,521
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	6,780,921
Evergy, Inc.
	4.850%, 06/01/21		2,466	2,530,546
Eversource Energy
	2.800%, 05/01/23		4,743	4,889,370
	4.250%, 04/01/29		1,000	1,147,720
Exelon Corp.
	2.450%, 04/15/21		370	372,808
	3.950%, 06/15/25		417	460,508
	3.400%, 04/15/26		20,540	22,300,151
Exxon Mobil Corp.
#	3.176%, 03/15/24		2,929	3,126,639
#	2.440%, 08/16/29		1,500	1,544,635
FedEx Corp.
#	2.625%, 08/01/22		2,607	2,665,483
	1.000%, 01/11/23	EUR	8,560	9,291,508
#	4.000%, 01/15/24		6,991	7,524,148
	3.200%, 02/01/25		1,744	1,828,050
#	3.400%, 02/15/28		5,250	5,413,319
	4.900%, 01/15/34		2,075	2,431,817
Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	29,531,610
FirstEnergy Corp.
	7.375%, 11/15/31		2,368	3,468,832
Flex, Ltd.
	4.875%, 06/15/29		1,700	1,723,429
Fluor Corp.
	1.750%, 03/21/23	EUR	4,500	3,466,523
FMR LLC
Ω	4.950%, 02/01/33		2,400	3,034,444
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		4,300	4,205,138
GATX Corp.
	3.250%, 03/30/25		5,120	5,219,177
	3.250%, 09/15/26		7,749	8,081,951
General Electric Co.
	6.750%, 03/15/32		29,038	35,955,346
General Mills, Inc.
	4.200%, 04/17/28		8,600	9,966,620

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
	5.250%, 03/01/26		17,026	$16,340,454
	4.350%, 01/17/27		2,573	2,339,751
Georgia Power Co.
	3.250%, 04/01/26		3,000	3,224,576
#	3.250%, 03/30/27		15,966	16,962,169
Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,461,695
Gilead Sciences, Inc.
	4.400%, 12/01/21		1,414	1,480,798
#	3.700%, 04/01/24		10,612	11,577,104
	3.650%, 03/01/26		8,806	9,882,032
Global Payments, Inc.
	4.800%, 04/01/26		7,031	8,031,776
	4.450%, 06/01/28		8,020	8,948,072
Goldman Sachs Group, Inc. (The)
	6.000%, 06/15/20		42	42,224
	5.250%, 07/27/21		2,240	2,339,365
	4.000%, 03/03/24		26,404	28,335,051
	3.750%, 05/22/25		8,213	8,768,798
	3.750%, 02/25/26		5,350	5,761,382
	3.800%, 03/15/30		8,000	8,742,836
	6.125%, 02/15/33		967	1,270,354
Halliburton Co.
#	3.500%, 08/01/23		333	328,129
#	3.800%, 11/15/25		304	294,205
Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	5,574,133
Hasbro, Inc.
	3.500%, 09/15/27		3,300	3,156,385
Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		6,965	7,567,542
Honeywell International, Inc.
	2.500%, 11/01/26		9,698	10,332,989
Hormel Foods Corp.
	4.125%, 04/15/21		1,479	1,504,647
Humana, Inc.
	3.850%, 10/01/24		7,825	8,439,648
Huntington Bancshares, Inc.
	3.150%, 03/14/21		1,582	1,605,640
	2.300%, 01/14/22		2,292	2,323,600
Hyatt Hotels Corp.
	3.375%, 07/15/23		1,936	1,851,493
Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,126,014
	3.500%, 03/01/24		6,399	6,942,372
Intel Corp.
#	2.700%, 12/15/22		413	433,880
#	3.150%, 05/11/27		2,500	2,753,756
	4.000%, 12/15/32		3,200	3,982,076

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		12,500	$13,896,500
International Business
	Machines Corp.
#	3.375%, 08/01/23		4,409	4,752,771
#	3.625%, 02/12/24		9,600	10,457,357
#	3.300%, 01/27/27		26,154	29,030,360
International Paper Co.
	3.650%, 06/15/24		7,850	8,380,557
	3.800%, 01/15/26		3,050	3,355,121
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		3,903	4,096,474
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		6,594	6,831,900
JM Smucker Co. (The)
	3.500%, 03/15/25		6,042	6,539,344
Johnson & Johnson
	2.450%, 03/01/26		3,212	3,460,166
Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	13,315	14,527,137
	3.625%, 07/02/24		915	959,738
JPMorgan Chase & Co.
	2.750%, 02/01/23	EUR	5,750	6,667,672
	3.625%, 05/13/24		12,131	13,064,495
	3.900%, 07/15/25		21,116	23,212,520
	3.200%, 06/15/26		676	720,075
	2.950%, 10/01/26		500	523,999
Juniper Networks, Inc.
#	4.500%, 03/15/24		4,224	4,523,907
#	3.750%, 08/15/29		4,000	4,223,378
Kellogg Co.
	3.250%, 04/01/26		13,739	14,625,294
	3.400%, 11/15/27		14,600	15,722,855
	7.450%, 04/01/31		6,959	10,122,686
Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25		5,885	6,305,623
KeyBank NA
#	3.300%, 06/01/25		750	804,367
KeyCorp
	2.900%, 09/15/20		319	320,828
	5.100%, 03/24/21		101	104,416
Kimberly-Clark Corp.
	2.400%, 06/01/23		1,920	2,000,919
Kraft Heinz Foods Co.
	3.950%, 07/15/25		14,836	15,523,090
Kroger Co. (The)
#	3.850%, 08/01/23		3,341	3,582,934
	7.500%, 04/01/31		16,177	22,891,034

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
L3Harris Technologies, Inc.
Ω	3.950%, 05/28/24		2,469	$2,632,615
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,108,821
	3.600%, 09/01/27		2,500	2,697,197
Lam Research Corp.
	3.800%, 03/15/25		4,094	4,524,213
	4.000%, 03/15/29		3,000	3,496,855
Lear Corp.
	3.800%, 09/15/27		5,000	4,637,438
Legg Mason, Inc.
#	3.950%, 07/15/24		4,736	4,816,409
	4.750%, 03/15/26		9,317	10,052,001
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,665	11,948,144
Lockheed Martin Corp.
	2.900%, 03/01/25		4,480	4,802,513
	3.550%, 01/15/26		4,800	5,381,918
Loews Corp.
	2.625%, 05/15/23		3,761	3,850,105
	3.750%, 04/01/26		10,670	11,423,129
Lowe’s Cos., Inc.
	3.120%, 04/15/22		292	301,540
	3.375%, 09/15/25		5,183	5,630,974
LYB International Finance II BV
	1.875%, 03/02/22	EUR	4,900	5,417,045
	3.500%, 03/02/27		4,166	4,276,347
LyondellBasell Industries NV
	5.750%, 04/15/24		5,827	6,444,963
Magellan Midstream Partners L.P.
	4.250%, 02/01/21		1,516	1,527,054
Manufacturers & Traders Trust Co.
#	2.900%, 02/06/25		8,028	8,513,492
Marathon Petroleum Corp.
	3.625%, 09/15/24		8,191	7,873,591
Marriott International, Inc.
	2.875%, 03/01/21		609	597,090
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,895,095
Mastercard, Inc.
	1.100%, 12/01/22	EUR	405	451,963
#	2.950%, 11/21/26		2,700	2,958,408
Maxim Integrated Products, Inc.
	3.450%, 06/15/27		5,931	6,229,027
McDonald’s Corp.
	2.200%, 05/26/20		802	802,706
	3.500%, 07/15/20		4,915	4,937,707
	2.000%, 06/01/23	EUR	3,100	3,560,604

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
0.625%, 01/29/24	EUR	8,900	$9,768,491
McKesson Corp.
3.796%, 03/15/24		3,348	3,591,708
4.750%, 05/30/29		7,500	8,857,188
Medtronic, Inc.
3.500%, 03/15/25		880	981,683
Merck & Co., Inc.
2.750%, 02/10/25		11,609	12,601,029
3.400%, 03/07/29		5,000	5,759,369
MetLife, Inc.
3.600%, 04/10/24		6,140	6,698,642
Microsoft Corp.
# 2.700%, 02/12/25		1,567	1,696,861
2.400%, 08/08/26		29,634	31,874,333
# 3.300%, 02/06/27		14,692	16,575,582
Molson Coors Beverage Co.
3.500%, 05/01/22		2,787	2,845,863
3.000%, 07/15/26		18,416	18,168,936
Morgan Stanley
5.500%, 07/28/21		165	173,034
3.875%, 04/29/24		8,982	9,683,730
3.875%, 01/27/26		18,683	20,531,373
3.625%, 01/20/27		19,726	21,461,261
7.250%, 04/01/32		7,000	10,138,973
Mosaic Co. (The)
4.250%, 11/15/23		2,565	2,607,179
4.050%, 11/15/27		6,000	5,975,431
Motorola Solutions, Inc.
3.750%, 05/15/22		1,799	1,861,737
# 3.500%, 03/01/23		3,200	3,279,430
4.600%, 05/23/29		4,700	5,311,827
MPLX L.P.
4.125%, 03/01/27		12,020	11,605,276
Mylan NV
3.950%, 06/15/26		18,167	19,286,124
Mylan, Inc.
# 4.200%, 11/29/23		4,480	4,663,933
Nasdaq, Inc.
4.250%, 06/01/24		1,666	1,807,637
National Oilwell Varco, Inc.
2.600%, 12/01/22		1,046	983,156
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	4,196,242
NetApp, Inc.
3.250%, 12/15/22		1,088	1,116,999
3.300%, 09/29/24		3,451	3,606,570
Newmont Corp.
3.625%, 06/09/21		3,975	4,026,389
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/21		828	850,252
3.550%, 05/01/27		25,641	28,185,411

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
NIKE, Inc.
	2.375%, 11/01/26	28,083	$30,037,664
NiSource, Inc.
	3.850%, 02/15/23	2,335	2,458,505
Noble Energy, Inc.
#	3.850%, 01/15/28	9,750	7,780,071
Northern Trust Corp.
	1.950%, 05/01/30	14,100	14,036,575
Northrop Grumman Corp.
	#3.250%, 08/01/23	988	1,056,529
Nucor Corp.
	3.950%, 05/01/28	10,245	11,181,692
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	2,953,165
NVIDIA Corp.
	3.200%, 09/16/26	3,800	4,210,603
Ohio Power Co.
	5.375%, 10/01/21	2,308	2,451,504
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,433,601
ONEOK, Inc.
	4.000%, 07/13/27	6,623	5,888,553
Oracle Corp.
	2.950%, 05/15/25	19,000	20,379,820
	2.650%, 07/15/26	39,785	42,325,650
	3.250%, 11/15/27	36,794	40,332,736
O’Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	22,366,507
Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,244,447
Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,249,947
	3.250%, 06/14/29	6,200	6,536,386
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,005,655
PepsiCo, Inc.
	2.750%, 03/05/22	2,810	2,918,463
	3.500%, 07/17/25	10,309	11,528,108
PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,719,002
Pfizer, Inc.
	3.000%, 12/15/26	42,108	47,238,491
	3.450%, 03/15/29	5,000	5,756,921
Philip Morris International, Inc.
#	3.250%, 11/10/24	7,098	7,689,873
	3.125%, 08/17/27	2,000	2,160,497
	3.375%, 08/15/29	6,000	6,618,797
Phillips 66
	4.300%, 04/01/22	2,235	2,330,828
Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	23,521,580

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.750%, 03/01/28	3,265	$3,162,145
PNC Bank NA
	2.950%, 02/23/25	8,093	8,569,154
	3.250%, 06/01/25	8,000	8,584,907
PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20	267	269,387
#	3.300%, 03/08/22	795	827,114
PPG Industries, Inc.
#	3.750%, 03/15/28	12,376	13,903,111
	2.800%, 08/15/29	2,603	2,721,041
PPL Capital Funding, Inc.
	3.400%, 06/01/23	3,334	3,464,124
	3.100%, 05/15/26	11,200	11,750,495
Precision Castparts Corp.
	3.250%, 06/15/25	30,987	33,669,627
Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,607,358
	3.400%, 05/15/25	5,700	6,035,111
	3.100%, 11/15/26	5,472	5,798,014
Procter & Gamble Co. (The)
	2.450%, 11/03/26	1,077	1,177,119
#	2.850%, 08/11/27	12,850	14,368,327
Progress Energy, Inc.
	4.400%, 01/15/21	1,225	1,240,861
	7.750%, 03/01/31	2,500	3,545,619
Prudential Financial, Inc.
	3.878%, 03/27/28	1,215	1,362,749
PSEG Power LLC
	4.300%, 11/15/23	5,815	6,057,738
Puget Energy, Inc.
#	6.000%, 09/01/21	7,900	8,226,911
QUALCOMM, Inc.
#	3.450%, 05/20/25	15,743	17,287,312
Quest Diagnostics, Inc.
	3.500%, 03/30/25	384	413,202
Raytheon Technologies Corp.
	7.500%, 09/15/29	615	898,642
Reinsurance Group of America, Inc.
	5.000%, 06/01/21	960	993,887
	4.700%, 09/15/23	3,840	4,045,199
	3.950%, 09/15/26	16,189	17,358,504
Republic Services, Inc.
	3.550%, 06/01/22	4,488	4,683,816
Rockwell Automation, Inc.
	2.875%, 03/01/25	5,738	6,037,280
Roper Technologies, Inc.
	3.000%, 12/15/20	1,285	1,295,025
Royal Caribbean Cruises, Ltd.
#	7.500%, 10/15/27	2,780	2,176,496

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
# 3.700%, 03/15/28	7,922	$5,178,243
salesforce.com, Inc.
3.700%, 04/11/28	12,800	14,580,735
Sempra Energy
2.850%, 11/15/20	3,650	3,678,642
4.050%, 12/01/23	2,205	2,361,664
3.550%, 06/15/24	6,528	6,880,756
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	7,319,395
3.450%, 06/01/27	1,035	1,113,571
2.950%, 08/15/29	6,000	6,212,481
Southern Co. (The)
3.250%, 07/01/26	8,992	9,600,053
Southern Power Co.
4.150%, 12/01/25	5,433	5,945,885
Southwest Airlines Co.
2.650%, 11/05/20	2,140	2,134,279
3.000%, 11/15/26	9,166	8,385,687
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,178,090
Stanley Black & Decker, Inc.
# 2.300%, 03/15/30	3,000	3,019,650
Starbucks Corp.
# 3.850%, 10/01/23	1,231	1,325,709
State Street Corp.
# 3.300%, 12/16/24	13,947	15,218,895
3.550%, 08/18/25	8,254	9,084,450
Steelcase Inc.
5.125%, 01/18/29	3,000	3,277,255
Stryker Corp.
2.625%, 03/15/21	896	906,818
3.375%, 05/15/24	512	552,058
3.375%, 11/01/25	11,427	12,612,400
3.650%, 03/07/28	25,656	28,602,112
Sysco Corp.
2.600%, 10/01/20	2,965	2,973,018
3.750%, 10/01/25	685	705,439
3.300%, 07/15/26	18,844	18,880,325
3.250%, 07/15/27	4,934	4,924,735
Target Corp.
2.500%, 04/15/26	4,468	4,838,161
TCI Communications, Inc.
7.875%, 02/15/26	1,520	2,002,939
TD Ameritrade Holding Corp.
2.950%, 04/01/22	1,785	1,833,022
3.625%, 04/01/25	7,358	7,934,519
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,843,065
TJX Cos., Inc. (The)
# 2.250%, 09/15/26	20,681	21,001,286
Toyota Motor Credit Corp.
2.150%, 09/08/22	6,000	6,152,413
Truist Financial Corp.
2.900%, 03/03/21	748	757,838

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.700%, 06/05/25		14,345	$15,738,441
TWDC Enterprises 18 Corp.
# 3.150%, 09/17/25		9,588	10,379,953
Tyson Foods, Inc.
4.500%, 06/15/22		5,527	5,841,016
U.S. Bank NA
2.800%, 01/27/25		5,950	6,322,413
Union Pacific Corp.
2.750%, 04/15/23		640	667,112
3.250%, 01/15/25		9,515	10,194,341
3.950%, 09/10/28		22,950	26,058,637
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	925,483
# 3.050%, 11/15/27		2,127	2,321,886
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	9,064,477
3.750%, 07/15/25		12,530	13,998,201
3.100%, 03/15/26		1,290	1,404,701
3.850%, 06/15/28		1,500	1,728,451
Unum Group
4.000%, 03/15/24		5,051	5,206,977
3.875%, 11/05/25		1,977	1,892,119
4.000%, 06/15/29		7,000	7,107,230
US Bancorp
# 2.350%, 01/29/21		806	812,713
Valero Energy Corp.
3.400%, 09/15/26		8,918	8,873,965
7.500%, 04/15/32		580	729,917
Verizon Communications, Inc.
3.376%, 02/15/25		531	581,999
2.625%, 08/15/26		2,026	2,154,547
4.125%, 03/16/27		3,000	3,478,369
4.329%, 09/21/28		2,000	2,366,116
4.016%, 12/03/29		17,153	19,951,912
ViacomCBS, Inc.
4.500%, 03/01/21		1,856	1,919,495
4.250%, 09/01/23		640	675,014
3.875%, 04/01/24		4,899	5,044,823
3.500%, 01/15/25		2,364	2,373,851
2.900%, 01/15/27		26,061	25,032,387
# 7.875%, 07/30/30		1,137	1,500,282
Visa, Inc.
3.150%, 12/14/25		14,555	16,100,947
2.050%, 04/15/30		37,050	38,094,069
VMware, Inc.
3.900%, 08/21/27		1,024	1,037,196
Walgreen Co.
3.100%, 09/15/22		3,807	3,923,194
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		7,828	7,989,042
3.450%, 06/01/26		1,465	1,528,134
Walmart, Inc.
3.700%, 06/26/28		5,000	5,795,366

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
#	3.250%, 07/08/29	8,465	$9,647,763
	2.375%, 09/24/29	14,101	15,136,272
Walt Disney Co. (The)
	3.700%, 09/15/24	14,364	15,717,778
Waste Management, Inc.
#	4.600%, 03/01/21	1,831	1,866,519
	3.500%, 05/15/24	4,942	5,348,306
#	3.125%, 03/01/25	3,460	3,728,629
WEC Energy Group, Inc.
	2.450%, 06/15/20	1,658	1,658,300
	3.550%, 06/15/25	6,271	6,776,045
Wells Fargo & Co.
	2.600%, 07/22/20	297	298,032
	3.500%, 03/08/22	2,768	2,868,340
	3.000%, 02/19/25	16,264	17,066,840
	3.000%, 04/22/26	9,473	9,924,528
	3.000%, 10/23/26	1,490	1,557,932
	5.375%, 02/07/35	500	648,274
WestRock MWV LLC
	8.200%, 01/15/30	19,367	26,487,016
Whirlpool Corp.
	4.700%, 06/01/22	1,920	2,003,005
	3.700%, 05/01/25	15,463	15,891,284
	4.750%, 02/26/29	1,300	1,392,510
Williams Cos., Inc. (The)
#	4.000%, 09/15/25	12,364	12,629,393
	3.750%, 06/15/27	7,863	7,842,120
Wisconsin Electric Power Co.
	3.100%, 06/01/25	3,200	3,420,460
WRKCo, Inc.
#	4.200%, 06/01/32	1,800	2,038,086
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	5,634	5,882,465
Zoetis, Inc.
	3.000%, 09/12/27	26,275	28,430,867

TOTAL UNITED STATES			3,930,084,049

TOTAL BONDS			5,430,466,036

U.S. TREASURY OBLIGATIONS — (20.1%)
U.S. Treasury Bonds
	6.750%, 08/15/26	38,863	54,078,915
	6.625%, 02/15/27	44,651	62,966,349
	6.125%, 11/15/27	29,407	41,603,164

		Face
		Amount^	Value†
		(000)
	5.250%, 11/15/28	10,442	$14,513,703
	5.250%, 02/15/29	60,685	84,954,259
	6.125%, 08/15/29	35,585	53,421,531
	6.250%, 05/15/30	45,710	70,779,388
	5.375%, 02/15/31	45,000	67,259,180
U.S. Treasury Notes
	2.125%, 05/15/25	28,730	31,217,628
	2.000%, 08/15/25	10,000	10,833,984
	2.250%, 11/15/25	98,895	108,691,786
	1.625%, 02/15/26	90,499	96,509,019
	1.625%, 05/15/26	80,000	85,456,250
	1.500%, 08/15/26	83,787	88,994,550
	1.625%, 09/30/26	45,000	48,190,430
	2.000%, 11/15/26	40,000	43,828,125
	1.625%, 11/30/26	39,750	42,599,268
	1.500%, 01/31/27	59,500	63,351,230
	2.250%, 02/15/27	60,000	66,923,437
	2.375%, 05/15/27	81,200	91,572,032
	2.250%, 08/15/27	50,000	56,123,047
	2.250%, 11/15/27	79,018	88,932,627
	2.750%, 02/15/28	88,300	102,962,629
	2.875%, 05/15/28	45,000	53,094,726
	2.875%, 08/15/28	63,000	74,618,086
	3.125%, 11/15/28	75,000	90,744,141
	2.625%, 02/15/29	50,000	58,623,047
	2.375%, 05/15/29	48,000	55,398,750
#	1.625%, 08/15/29	60,000	65,428,125
#	1.750%, 11/15/29	45,000	49,640,625
#	1.500%, 02/15/30	30,000	32,437,500

TOTAL U.S. TREASURY OBLIGATIONS			1,955,747,531

TOTAL INVESTMENT SECURITIES (Cost $8,631,369,558)			9,314,877,392

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	35,900,831	415,408,520

TOTAL INVESTMENTS — (100.0%) (Cost $9,046,731,825)			$9,730,285,912

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	42,512,365	GBP	34,020,003	State Street Bank and Trust	05/19/20	$(337,975)
USD	22,073,359	CAD	31,008,760	JP Morgan	06/23/20	(206,354)
USD	81,727,010	SEK	815,478,567	UBS AG	07/16/20	(1,920,396)
USD	81,266,922	EUR	74,813,364	JP Morgan	07/20/20	(846,391)
USD	134,750,197	EUR	123,928,352	State Street Bank and Trust	07/24/20	(1,282,419)
USD	71,883,588	EUR	65,894,786	State Street Bank and Trust	07/27/20	(451,984)

Total (Depreciation)						$(5,045,519)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$165,975,864	—	$165,975,864
Belgium	—	44,444,382	—	44,444,382
Canada	—	126,227,622	—	126,227,622
Denmark	—	44,390,863	—	44,390,863
Finland	—	1,097,520	—	1,097,520
France	—	109,217,688	—	109,217,688
Germany	—	127,519,544	—	127,519,544
Ireland	—	1,587,195	—	1,587,195
Italy	—	14,446,225	—	14,446,225
Japan	—	182,748,686	—	182,748,686
Netherlands	—	126,037,242	—	126,037,242
Norway	—	14,112,170	—	14,112,170
Spain	—	70,780,458	—	70,780,458
Supranational Organization Obligations	—	24,605,604	—	24,605,604
Sweden	—	99,752,300	—	99,752,300
Switzerland	—	75,877,100	—	75,877,100
United Kingdom	—	271,561,524	—	271,561,524
United States	—	3,930,084,049	—	3,930,084,049
Agency Obligations	—	1,928,663,825	—	1,928,663,825
U.S. Treasury Obligations	—	1,955,747,531	—	1,955,747,531
Securities Lending Collateral	—	415,408,520	—	415,408,520
Forward Currency Contracts**	—	(5,045,519)	—	(5,045,519)

TOTAL	—	$9,725,240,393	—	$9,725,240,393

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

109

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face
		Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (18.9%)
Treasury Inflation Protected Security
#	0.125%, 04/15/21	27,186	$29,222,225
	0.125%, 01/15/22	22,000	24,922,074
	0.125%, 04/15/22	36,900	38,918,822
	0.125%, 01/15/23	20,300	22,744,242
	2.375%, 01/15/25	24,873	38,414,884
	0.625%, 01/15/26	13,150	15,088,647
	1.750%, 01/15/28	5,300	7,612,262
	3.625%, 04/15/28	11,900	25,000,774
#	2.500%, 01/15/29	2,500	3,772,895
	3.875%, 04/15/29	6,100	13,202,388

TOTAL U.S. TREASURY OBLIGATIONS			218,899,213

		Shares
AFFILIATED INVESTMENT COMPANIES — (77.8%)
	Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	40,710,842	564,659,377
	Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	33,967,532	338,656,296

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			903,315,673

TOTAL INVESTMENT SECURITIES (Cost $1,057,917,155)			1,122,214,886

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	15,481,408	15,481,408

SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	1,951,609	22,582,071

TOTAL INVESTMENTS — (100.0%) (Cost $1,095,978,683)			$1,160,278,365

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$218,899,213	—	$218,899,213
Affiliated Investment Companies	$903,315,673	—	—	903,315,673
Temporary Cash Investments	15,481,408	—	—	15,481,408
Securities Lending Collateral	—	22,582,071	—	22,582,071

TOTAL	$918,797,081	$241,481,284	—	$1,160,278,365

See accompanying Notes to Financial Statements.

110

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/46	17,555	$24,669,970
0.875%, 02/15/47	53,015	71,830,726
1.000%, 02/15/48	52,685	72,294,555
1.000%, 02/15/49	52,900	72,097,301

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 184,221,923)		240,892,552

TOTAL INVESTMENTS — (100.0%) (Cost $ 184,221,923)		$240,892,552

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$240,892,552	—	$240,892,552

TOTAL	—	$240,892,552	—	$240,892,552

See accompanying Notes to Financial Statements.

111

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.1%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.625%, 01/15/26	261,000	299,478,088
0.125%, 07/15/26	396,950	442,174,862
0.375%, 01/15/27	445,000	499,598,917
2.375%, 01/15/27	167,500	254,367,037
0.375%, 07/15/27	401,500	449,234,940
0.500%, 01/15/28	71,100	79,514,056
1.750%, 01/15/28	221,700	318,422,343
3.625%, 04/15/28	172,500	362,406,180
0.750%, 07/15/28	91,000	102,754,824
0.875%, 01/15/29	413,500	470,248,065
2.500%, 01/15/29	282,500	426,337,154
3.875%, 04/15/29	185,745	402,012,707
0.250%, 07/15/29	129,500	139,427,093
3.375%, 04/15/32	207,000	436,942,480
2.125%, 02/15/40	148,000	256,816,598

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 4,616,637,336)		4,939,735,469

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.216%	43,611,852	43,611,852

TOTAL INVESTMENTS — (100.0%) (Cost $ 4,660,249,188)		$4,983,347,321

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$4,939,735,469	—	$4,939,735,469
Temporary Cash Investments	$43,611,852	—	—	43,611,852

TOTAL	$43,611,852	$4,939,735,469	—	$4,983,347,321

See accompanying Notes to Financial Statements.

112

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (85.4%)
AUSTRALIA — (3.3%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$218,188
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,165,894
Australia & New Zealand Banking Group Ltd.
(r)	2.152%, 05/17/21		2,000	1,990,653
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		2,700	2,757,116
(r)Ω	2.553%, 11/23/21		4,000	4,000,787
	2.625%, 05/19/22		250	256,387
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,114,217
	2.750%, 03/10/22		200	205,638
	0.500%, 07/11/22	EUR	2,500	2,736,742
National Australia Bank, Ltd.
	2.800%, 01/10/22		3,000	3,092,829
	0.875%, 01/20/22	EUR	1,700	1,877,233
	2.500%, 05/22/22		1,635	1,676,040
	0.350%, 09/07/22	EUR	1,600	1,751,543
Westpac Banking Corp.
	2.100%, 05/13/21		461	465,296
	2.800%, 01/11/22		11,749	12,052,763
	0.250%, 01/17/22	EUR	450	489,972

TOTAL AUSTRALIA				42,851,298

BELGIUM — (1.9%)
Anheuser-Busch InBev Finance, Inc.
	3.700%, 02/01/24		400	432,863
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,700	1,885,139
	Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,000	2,225,539
	0.200%, 03/16/21	EUR	5,000	5,494,721
	0.250%, 06/02/22	EUR	350	387,007
	0.750%, 01/25/23	EUR	7,750	8,707,703
	0.250%, 06/01/23	EUR	5,400	5,998,671

TOTAL BELGIUM				25,131,643

CANADA — (9.3%)
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	373,069

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Montreal
(r)	1.181%, 06/15/20		3,000	$3,000,163
(r)	1.651%, 07/13/20		1,990	1,988,560
	3.100%, 07/13/20		5,000	5,022,109
(r)	2.428%, 08/27/21		800	801,480
Bank of Nova Scotia (The)
	2.350%, 10/21/20		8,005	8,070,678
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,516,716
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,043,439
Export Development Canada Floating Rate Note
(r)	0.355%, 01/31/22	GBP	4,000	5,030,158
Husky Energy, Inc.
	3.950%, 04/15/22		682	665,821
Province of Ontario Canada Floating Rate Note
(r)	0.928%, 10/27/21	CAD	10,000	7,206,581
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,304,185
Royal Bank of Canada Floating Rate Note
(r)	0.310%, 07/24/20	EUR	1,000	1,096,049
	2.350%, 10/30/20		11,000	11,095,605
(r)	1.150%, 04/30/21		11,812	11,799,989
	1.583%, 09/13/21	CAD	6,000	4,327,095
	1.968%, 03/02/22	CAD	2,300	1,672,401
	2.000%, 03/21/22	CAD	7,000	5,097,209
Toronto-Dominion Bank (The)
	3.150%, 09/17/20		2,000	2,018,101
	2.500%, 12/14/20		16,681	16,854,038
	1.994%, 03/23/22	CAD	16,300	11,868,981
	3.005%, 05/30/23	CAD	5,000	3,777,219
	0.625%, 07/20/23	EUR	7,300	8,000,742

TOTAL CANADA				120,630,388

DENMARK — (0.2%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		3,000	3,013,620

FINLAND — (1.3%)
Municipality Finance P.L.C. Floating Rate Note
(r)	1.001%, 10/26/20		3,000	3,003,453
(r)	1.742%, 02/17/21		5,000	4,998,680

113

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
Ω	2.500%, 09/17/20		4,000	$4,018,741
Ω	2.250%, 05/27/21		3,800	3,854,669
	0.300%, 06/30/22	EUR	1,000	1,096,709

TOTAL FINLAND				16,972,252

FRANCE — (3.0%)
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	1.119%, 06/07/21		3,000	3,000,783
Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	500	559,040
BNP Paribas SA
	2.375%, 05/21/20		500	500,322
Ω	2.950%, 05/23/22		2,500	2,542,706
BPCE SA
	2.650%, 02/03/21		1,300	1,310,101
Caisse d’Amortissement de la Dette Sociale
	0.500%, 05/25/23	EUR	2,500	2,813,473
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,041,244
Electricite de France SA
Ω	2.350%, 10/13/20		1,000	1,002,302
Pernod Ricard SA
Ω	5.750%, 04/07/21		5,000	5,203,693
Sanofi
	0.500%, 03/21/23	EUR	5,900	6,561,888
	2.500%, 11/14/23	EUR	3,500	4,155,390
Societe Generale S.A.
Ω	4.250%, 09/14/23		5,000	5,279,299
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,034,599
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,635,145

TOTAL FRANCE				38,639,985

GERMANY — (5.8%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,406,822
BMW US Capital LLC
(r)Ω	2.207%, 08/13/21		5,463	5,324,728
Ω	3.450%, 04/12/23		2,000	2,062,773
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,085	3,078,952
Ω	2.850%, 01/06/22		3,000	2,990,851
Daimler Finance North America, LLC
(r)Ω	2.133%, 02/22/21		2,125	2,075,105

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	$987,280
Deutsche Bank AG
	2.950%, 08/20/20		1,900	1,898,723
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	1.713%, 06/03/21		4,806	4,818,400
Landwirtschaftliche Rentenbank
	0.050%, 06/12/23	EUR	2,500	2,771,864
NRW Bank
(r)	1.774%, 02/08/21		16,600	16,601,660
	0.000%, 08/10/22	EUR	3,500	3,860,941
	0.125%, 07/07/23	EUR	2,400	2,662,915
NRW. Bank Floating Rate Note
(r)	1.374%, 03/05/21		12,600	12,600,000
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	1,000	1,110,578
Volkswagen Group of America Finance LLC
Ω	2.400%, 05/22/20		4,000	4,002,353
(r)Ω	2.477%, 11/13/20		2,890	2,862,114
Ω	4.000%, 11/12/21		3,000	3,047,184

TOTAL GERMANY				75,163,243

ITALY — (0.2%)
Enel Finance International NV
Ω	2.875%, 05/25/22		2,500	2,514,334

JAPAN — (6.4%)
American Honda Finance Corp.
	2.450%, 09/24/20		3,000	3,008,968
(r)	1.923%, 02/12/21		3,000	2,975,654
(r)	2.091%, 11/05/21		1,000	984,461
	0.550%, 03/17/23	EUR	3,000	3,237,440
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,780,587
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		2,905	2,949,973
	2.190%, 09/13/21		1,104	1,113,514
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		2,000	2,015,964
Mizuho Financial Group, Inc.
(r)	1.913%, 09/13/21		1,786	1,785,555
	2.953%, 02/28/22		5,000	5,114,184

114

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	1.261%, 03/15/21		200	$190,342
Nissan Motor Acceptance Corp.
(r)Ω	1.825%, 09/21/21		730	671,971
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,198,082
Sumitomo Mitsui Financial Group, Inc.
(r)	2.679%, 03/09/21		1,000	1,004,026
	2.934%, 03/09/21		5,000	5,079,484
	2.058%, 07/14/21		400	402,416
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	5,000	5,554,664
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	8,500	6,145,562
	2.350%, 07/18/22	CAD	3,000	2,181,307
	2.700%, 01/25/23	CAD	4,000	2,941,600
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	738	802,802
Toyota Motor Credit Corp. Floating Rate Note
(r)	1.892%, 01/08/21		1,652	1,645,691
	1.900%, 04/08/21		10,500	10,564,853
	1.000%, 09/10/21	EUR	1,800	1,980,613
(r)	1.677%, 10/07/21		7,000	6,916,221
	2.600%, 01/11/22		3,000	3,066,136
	3.300%, 01/12/22		1,561	1,612,507
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	1,000	1,088,288
	0.625%, 09/26/23	EUR	1,500	1,640,839

TOTAL JAPAN				83,653,704

NETHERLANDS — (4.0%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	1,000	1,163,380
Allianz Finance II BV Floating Rate Note
(r)	0.031%, 12/07/20	EUR	1,000	1,094,541
BNG Bank NV
	0.050%, 07/11/23	EUR	9,000	9,960,681
Cooperatieve Rabobank UA
	4.500%, 01/11/21		3,000	3,073,369
#	2.750%, 01/10/22		5,000	5,123,984
ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,047,215

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	1.744%, 11/10/20		6,500	$6,498,006
	Shell International Finance BV
	2.125%, 05/11/20		2,200	2,200,353
	1.875%, 05/10/21		1,900	1,907,515
	1.750%, 09/12/21		8,500	8,540,460
	1.250%, 03/15/22	EUR	2,006	2,227,186
	1.000%, 04/06/22	EUR	6,000	6,644,925

	TOTAL NETHERLANDS			51,481,615

NORWAY — (0.3%)
	Equinor ASA
	5.625%, 03/11/21	EUR	800	916,031
	Kommunalbanken A.S. Floating Rate Note
(r)	0.824%, 03/12/21		2,250	2,249,119
	Kommunalbanken A.S.
(r)Ω	0.824%, 03/12/21		1,200	1,199,530

	TOTAL NORWAY			4,364,680

SPAIN — (0.5%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,075,261
	Santander Holdings USA, Inc.
	3.700%, 03/28/22		780	791,217
	3.400%, 01/18/23		2,150	2,163,855
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	759,034
Telefonica Emisiones SA
	5.462%, 02/16/21		1,000	1,029,928

TOTAL SPAIN				6,819,295

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.2%)
	Asian Development Bank
(r)	0.751%, 12/15/21		5,400	5,385,690
	Council Of Europe Development Bank
	0.125%, 05/25/23	EUR	3,000	3,337,316
	EUROFIMA
(r)	1.782%, 11/15/21		11,350	11,401,869
	European Financial Stability Facility
	0.125%, 10/17/23	EUR	1,000	1,114,572
	European Stability Mechanism
	0.100%, 07/31/23	EUR	14,500	16,135,126

115

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Inter-American Development Bank
(r)	1.419%, 07/15/21		1,123	$1,126,251
	Inter-American Investment Corp.
(r)	1.401%, 10/12/21		1,500	1,500,450
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.566%, 05/15/24	GBP	1,000	1,252,573

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			41,253,847

SWEDEN — (2.4%)
	Kommuninvest I Sverige AB
	0.750%, 02/22/23	SEK	70,000	7,282,988
	1.000%, 11/13/23	SEK	27,410	2,887,077
	Skandinaviska Enskilda Banken AB
(r)Ω	2.122%, 05/17/21		4,823	4,803,936
	Svensk Exportkredit AB
(r)	0.893%, 12/13/21		7,000	7,001,795
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	451,546
Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,270,454
	0.250%, 11/07/22	EUR	4,400	4,788,960
	0.400%, 08/29/23	EUR	250	272,804

	TOTAL SWEDEN			30,759,560

SWITZERLAND — (1.0%)
	Credit Suisse AG
	3.000%, 10/29/21		480	491,366
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,659,906
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,266,160
Novartis Finance SA
	0.750%, 11/09/21	EUR	200	221,448
	0.500%, 08/14/23	EUR	3,000	3,341,921
	0.125%, 09/20/23	EUR	3,000	3,309,214
	UBS Group Funding Switzerland AG Floating Rate Note
(r)	3.091%, 04/14/21		2,850	2,876,901

	TOTAL SWITZERLAND			13,166,916

			Face
			Amount^	Value†
			(000)
UNITED KINGDOM — (3.4%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		5,071	$5,100,189
	Barclays P.L.C.
	3.250%, 01/12/21		3,500	3,525,165
	3.200%, 08/10/21		5,500	5,558,509
	BAT International Finance P.L.C.
Ω	3.250%, 06/07/22		7,900	8,107,897
	BP Capital Markets P.L.C.
(r)	1.611%, 09/16/21		137	134,464
	1.117%, 01/25/24	EUR	3,000	3,289,436
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		700	731,941
	3.600%, 05/25/23		775	812,847
	HSBC USA, Inc.
	2.750%, 08/07/20		4,000	4,016,197
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	1,168,886
	3.000%, 01/11/22		2,500	2,539,855
	Mead Johnson Nutrition Co.
#	3.000%, 11/15/20		700	706,106
	Praxair, Inc.
	1.200%, 02/12/24	EUR	6,625	7,531,963
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,234,070

	TOTAL UNITED KINGDOM			44,457,525

UNITED STATES — (39.2%)
3M Co.
	1.875%, 11/15/21	EUR	2,600	2,916,695
	AbbVie, Inc.
	2.500%, 05/14/20		6,000	6,002,220
	2.900%, 11/06/22		1,000	1,040,304
	Aetna, Inc.
	2.750%, 11/15/22		825	849,906
	Agilent Technologies, Inc.
	3.200%, 10/01/22		2,000	2,064,725
Aircastle Ltd.
	5.500%, 02/15/22		4,500	4,291,339
Albemarle Corp.
	4.150%, 12/01/24		600	624,592
Allergan Finance LLC
	3.250%, 10/01/22		2,300	2,359,388
Allergan Funding SCS
	3.450%, 03/15/22		7,800	7,994,272
Altria Group, Inc.
	4.750%, 05/05/21		500	515,888
American Express Co.
	2.500%, 08/01/22		7,383	7,540,435
	American International Group, Inc.
	3.375%, 08/15/20		3,000	3,017,016
	6.400%, 12/15/20		2,475	2,551,184

116

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.300%, 03/01/21		500	$507,261
	4.875%, 06/01/22		1,400	1,493,390
Anthem, Inc.
	3.125%, 05/15/22		1,907	1,977,097
	3.300%, 01/15/23		825	868,799
Aon Corp.
	5.000%, 09/30/20		2,710	2,746,945
Aon P.L.C.
	3.500%, 06/14/24		200	208,780
Apache Corp.
	3.250%, 04/15/22		134	120,618
Apple, Inc.
(r)	2.813%, 02/23/21		496	499,888
(r)	2.234%, 02/09/22		3,800	3,805,530
	1.000%, 11/10/22	EUR	2,700	3,040,007
Ares Capital Corp.
#	4.200%, 06/10/24		938	895,457
Assurant, Inc.
	4.000%, 03/15/23		3,000	3,068,553
AT&T, Inc.
	2.450%, 06/30/20		1,331	1,332,359
#	4.600%, 02/15/21		1,000	1,014,595
(r)	2.169%, 07/15/21		5,000	4,992,885
	4.000%, 01/15/22		1,500	1,564,529
	3.000%, 06/30/22		620	637,900
Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,042,972
AutoZone, Inc.
	3.700%, 04/15/22		750	773,703
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,026,084
Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	645,679
Bank of America Corp.
	2.625%, 10/19/20		2,500	2,516,987
	3.300%, 01/11/23		500	524,156
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	5,239,296
BB&T Corp.
	2.050%, 05/10/21		731	737,843
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,500	1,658,000
	0.750%, 03/16/23	EUR	600	665,729
Biogen, Inc.
	2.900%, 09/15/20		1,500	1,504,579
	3.625%, 09/15/22		4,500	4,754,271
Boeing Co
	2.800%, 03/01/23		1,000	963,272
Booking Holdings, Inc.
#	2.750%, 03/15/23		4,500	4,575,999
	3.650%, 03/15/25		1,697	1,754,914
	4.100%, 04/13/25		1,536	1,625,874

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
Ω	2.750%, 02/15/23	5,500	$5,780,621
Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22	5,000	5,093,905
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22	3,000	3,038,055
Campbell Soup Co.
	2.500%, 08/02/22	1,000	1,019,626
	3.650%, 03/15/23	3,143	3,306,786
Capital One Financial Corp.
	3.200%, 01/30/23	6,000	6,110,786
Cardinal Health, Inc.
	4.625%, 12/15/20	1,700	1,727,525
Caterpillar Financial Services Corp.
(r)	1.872%, 05/15/20	3,000	2,999,935
(r)	0.971%, 03/15/21	4,000	3,986,090
#	1.700%, 08/09/21	1,000	1,008,072
(r)	1.279%, 09/07/21	1,319	1,304,228
	2.625%, 03/01/23	500	518,673
Chevron Corp.
#	2.419%, 11/17/20	800	805,196
#	2.498%, 03/03/22	4,680	4,839,370
Chubb INA Holdings, Inc.
	2.300%, 11/03/20	425	427,217
Church & Dwight Co., Inc.
	2.875%, 10/01/22	1,000	1,023,540
Cigna Corp.
Ω	3.900%, 02/15/22	1,866	1,942,070
Cisco Systems, Inc.
	1.850%, 09/20/21	4,700	4,778,349
Citigroup, Inc.
	3.875%, 10/25/23	530	566,359
Citizens Bank N.A.
	3.700%, 03/29/23	8,178	8,566,453
CMS Energy Corp.
	5.050%, 03/15/22	2,549	2,692,937
CNA Financial Corp.
	5.750%, 08/15/21	880	922,806
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	1,159	1,402,020
Comcast Corp.
(r)	1.873%, 10/01/21	5,765	5,755,009
Conagra Brands, Inc.
	3.200%, 01/25/23	2,075	2,157,677
Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,116,057
	3.200%, 02/15/23	1,706	1,778,533
Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	1,014,927

117

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
CVS Health Corp.
	2.125%, 06/01/21	500	$504,155
	3.500%, 07/20/22	2,500	2,606,066
	2.750%, 12/01/22	2,500	2,586,812
Discovery Communications LLC
	3.250%, 04/01/23	1,489	1,528,480
	3.450%, 03/15/25	200	205,263
Dollar General Corp.
	3.250%, 04/15/23	2,320	2,454,090
Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,791,722
Dominion Energy Gas Holdings LLC
(r)	1.341%, 06/15/21	4,500	4,460,167
DTE Energy Co.
	3.300%, 06/15/22	503	518,186
Duke Energy Corp.
	2.400%, 08/15/22	1,357	1,392,134
DXC Technology Co.
	4.125%, 04/15/25	1,700	1,714,036
E*TRADE Financial Corp.
	2.950%, 08/24/22	8,280	8,453,068
eBay, Inc.
	2.750%, 01/30/23	417	429,336
Edison International
#	2.950%, 03/15/23	2,998	2,998,439
Electronic Arts, Inc.
	3.700%, 03/01/21	2,000	2,040,853
Enel Finance International N.V.
Ω	4.250%, 09/14/23	1,000	1,059,725
Energy Transfer Operating L.P.
	4.650%, 06/01/21	1,180	1,179,408
Enterprise Products
	Operating LLC
	3.350%, 03/15/23	1,200	1,243,901
Equifax, Inc.
	3.950%, 06/15/23	5,000	5,223,721
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,028,971
Exelon Generation Co. LLC
	4.000%, 10/01/20	600	602,259
Exxon Mobil Corp.
#	2.397%, 03/06/22	11,161	11,442,688
FedEx Corp.
	3.200%, 02/01/25	300	314,458
Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,066,739
Flex, Ltd.
	5.000%, 02/15/23	8,000	8,348,836

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
GE Capital European Funding Un, Ltd. Co.
	0.800%, 01/21/22	EUR	2,400	$2,600,940
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		3,046	3,049,636
General Mills, Inc.
(r)	1.716%, 04/16/21		5,479	5,450,167
	3.150%, 12/15/21		500	513,969
	2.600%, 10/12/22		4,385	4,486,372
General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,200	7,038,288
Gilead Sciences, Inc.
	2.550%, 09/01/20		1,000	1,006,020
Global Payments, Inc.
	3.750%, 06/01/23		4,480	4,719,158
Goldman Sachs Group, Inc. (The)
	5.750%, 01/24/22		5,500	5,886,331
Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21		500	498,387
Ω	3.550%, 05/21/21		1,000	1,000,328
Ω	2.550%, 06/09/22		2,924	2,783,764
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		3,800	3,823,978
(r)	1.464%, 03/12/21		500	495,291
	4.450%, 10/02/23		1,000	1,052,732
IBM Credit LLC
(r)	1.395%, 01/20/21		7,200	7,190,395
(r)	1.901%, 02/05/21		1,000	996,222
Intercontinental Exchange, Inc.
#	2.750%, 12/01/20		268	270,125
International Business Machines Corp.
	1.625%, 05/15/20		1,390	1,390,417
	0.375%, 01/31/23	EUR	1,000	1,096,667
JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,082,314
Johnson & Johnson
	0.250%, 01/20/22	EUR	1,000	1,104,884
JPMorgan Chase & Co.
	3.250%, 09/23/22		1,300	1,360,387
Kellogg Co.
	4.000%, 12/15/20		162	164,348
KeyCorp
	2.900%, 09/15/20		2,000	2,011,459
Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,037,917
	2.800%, 08/01/22		500	517,647

118

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	L3Harris Technologies, Inc.
Ω	4.950%, 02/15/21	701	$712,805
	Laboratory Corp. of America Holdings
	3.200%, 02/01/22	1,500	1,552,194
	4.000%, 11/01/23	5,000	5,350,027
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21	2,900	2,990,312
	LyondellBasell Industries NV
	6.000%, 11/15/21	3,853	4,050,366
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,500	1,590,712
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	1,500	1,545,861
	McKesson Corp.
	2.700%, 12/15/22	2,451	2,517,917
	2.850%, 03/15/23	1,220	1,257,686
	Micron Technology, Inc.
	2.497%, 04/24/23	550	559,769
	Microsoft Corp.
	2.375%, 02/12/22	14,000	14,437,879
	2.650%, 11/03/22	5,950	6,255,661
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21	2,258	2,280,103
	Mondelez International, Inc.
	3.625%, 05/07/23	890	945,517
	Morgan Stanley
	2.800%, 06/16/20	3,000	3,005,460
	5.500%, 07/28/21	925	970,038
	3.125%, 01/23/23	3,000	3,119,664
	Mosaic Co. (The)
	3.750%, 11/15/21	1,000	998,080
	3.250%, 11/15/22	1,000	999,658
	Motorola Solutions, Inc.
	3.500%, 03/01/23	1,750	1,793,439
	Mylan, Inc.
	4.200%, 11/29/23	200	208,211
	National Oilwell Varco, Inc.
	2.600%, 12/01/22	2,403	2,258,628
	National Rural Utilities Cooperative Finance Corp.
(r)	1.750%, 06/30/21	7,000	6,923,678
	NBCUniversal Enterprise, Inc.
(r)Ω	1.833%, 04/01/21	3,500	3,500,282
	NetApp, Inc.
	3.250%, 12/15/22	2,000	2,053,307
	Newmont Corp.
	3.625%, 06/09/21	398	403,145
	Northrop Grumman Corp.
	3.500%, 03/15/21	535	544,950

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
NVIDIA Corp.
	2.200%, 09/16/21		575	$585,885
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		6,335	6,641,416
ONEOK, Inc.
	4.250%, 02/01/22		3,000	3,012,988
Oracle Corp.
	2.500%, 10/15/22		2,000	2,077,262
PACCAR Financial Corp.
	2.650%, 05/10/22		4,750	4,885,777
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	1,630,006
Ω	4.875%, 07/11/22		1,455	1,524,253
Ω	4.250%, 01/17/23		822	858,443
Ω	4.125%, 08/01/23		200	207,506
Pfizer, Inc.
	0.250%, 03/06/22	EUR	4,500	4,949,076
Philip Morris International, Inc.
	2.375%, 08/17/22		200	205,590
Phillips 66
	4.300%, 04/01/22		990	1,032,447
Principal Financial Group, Inc.
	3.300%, 09/15/22		1,516	1,563,486
	3.125%, 05/15/23		890	922,716
Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	400	448,115
	2.000%, 08/16/22	EUR	1,600	1,830,756
Progress Energy, Inc.
	4.400%, 01/15/21		2,150	2,177,838
Prudential Financial, Inc.
	5.375%, 06/21/20		3,000	3,017,028
QUALCOMM, Inc.
	2.250%, 05/20/20		3,000	3,002,082
	2.600%, 01/30/23		6,690	6,974,843
Regions Financial Corp.
	2.750%, 08/14/22		2,750	2,796,531
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	4,845,811
Ryder System, Inc.
	2.875%, 06/01/22		383	382,478
	3.400%, 03/01/23		1,200	1,215,290
Sempra Energy
	2.850%, 11/15/20		5,000	5,039,236
	4.050%, 12/01/23		735	787,221
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		207	209,198
Southern Power Co.
#	2.500%, 12/15/21		539	547,467

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Stryker Corp.
2.625%, 03/15/21		2,378	$2,406,710
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		1,050	1,048,954
3.450%, 01/15/23		740	721,872
Sysco Corp.
2.600%, 10/01/20		3,970	3,980,735
3.550%, 03/15/25		1,900	1,981,722
Thermo Fisher Scientific, Inc.
3.000%, 04/15/23		1,200	1,262,250
Truist Financial Corp.
2.900%, 03/03/21		3,000	3,039,459
2.750%, 04/01/22		1,090	1,118,171
Tyson Foods, Inc.
4.500%, 06/15/22		2,000	2,113,630
United Parcel Service, Inc.
2.450%, 10/01/22		300	311,210
3.900%, 04/01/25		2,000	2,230,095
UnitedHealth Group, Inc.
2.700%, 07/15/20		439	440,506
2.125%, 03/15/21		2,000	2,021,014
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,096,044
Viacom, Inc.
3.875%, 12/15/21		2,740	2,821,071
ViacomCBS, Inc.
2.500%, 02/15/23		3,000	3,007,743
3.500%, 01/15/25		100	100,417
Walgreen Co.
3.100%, 09/15/22		1,500	1,545,782
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	510,286
Walmart, Inc.
(r) 1.425%, 06/23/21		4,880	4,872,924
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	723,539
Wells Fargo Bank NA
(r) 1.608%, 10/22/21		8,000	7,951,760
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,305,264
Williams Cos., Inc. (The)
3.700%, 01/15/23		1,190	1,204,046
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		950	974,555
3.550%, 04/01/25		800	835,281
Zoetis, Inc.
3.250%, 02/01/23		2,976	3,104,021

TOTAL UNITED STATES			509,981,548

TOTAL BONDS			1,110,855,453

		Face
		Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (11.6%)
Treasury Inflation Protected Security
~±«	1.125%, 01/15/21	33,107	$32,846,403
U.S. Treasury Notes
(r)	0.345%, 07/31/21	88,000	88,172,558
(r)	0.425%, 10/31/21	29,500	29,604,244

TOTAL U.S. TREASURY OBLIGATIONS			150,623,205

CERTIFICATES OF DEPOSIT — (0.9%)
CANADA — (0.5%)
(r)	Canadian Imperial Bank of Commerce, Floating Rate Note	7,000,000	7,000,000

SINGAPORE — (0.4%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	5,000,000	4,997,189

TOTAL CERTIFICATES OF DEPOSIT			11,997,189

TOTAL INVESTMENT SECURITIES (Cost $1,271,350,072)			1,273,475,847

COMMERCIAL PAPER — (1.8%)
	Dow Chemical Co.
	1.750%, 07/20/20	6,000	5,976,847
Ω	Stanley Works (The)
	0.966%, 09/02/20	10,000	9,973,368
Ω	Walt Disney Co.
	1.400%, 05/27/20	7,500	7,498,656

TOTAL COMMERCIAL PAPER			23,448,871

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	287,119	3,322,260

TOTAL INVESTMENTS — (100.0%) (Cost $1,298,108,281)			$1,300,246,978

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	8,140,242	USD	8,813,969	ANZ Securities	06/09/20	$112,580
GBP	1,022,899	USD	1,272,557	Citibank, N.A.	06/23/20	16,053
SEK	23,428,511	USD	2,371,657	Barclays Capital	07/15/20	31,492
EUR	3,043,530	USD	3,304,403	Citibank, N.A.	07/27/20	36,612

Total Appreciation						$196,737
USD	56,366,915	EUR	51,733,018	Barclays Capital	06/09/20	$(363,254)
USD	45,355,872	CAD	64,159,822	Barclays Capital	06/22/20	(742,631)
USD	8,689,902	GBP	7,031,162	Citibank, N.A.	06/23/20	(167,692)
USD	12,339,284	SEK	123,213,390	Citibank, N.A.	07/15/20	(299,168)
USD	44,242,712	EUR	40,626,950	Citibank, N.A.	07/16/20	(344,532)
USD	40,617,675	EUR	37,341,160	Citibank, N.A.	07/24/20	(370,651)
USD	50,604,305	EUR	46,392,735	Citibank, N.A.	07/27/20	(323,018)

Total (Depreciation)						$(2,610,946)

Total Appreciation (Depreciation)						$(2,414,209)

As of April 30, 2020, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.623% Fixed	CPI	Maturity	USD 38,000,000	06/20/20	—	—	$148,685	$148,685

Total Appreciation								$148,685	$148,685
Bank of America Corp.	2.340% Fixed	CPI	Maturity	USD 21,000,000	09/26/23	—	—	(1,557,420)	(1,557,420)
Bank of America Corp.	2.254% Fixed	CPI	Maturity	USD 30,000,000	10/24/23	—	—	(2,076,636)	(2,076,636)
Bank of America Corp.	2.228% Fixed	CPI	Maturity	USD 26,000,000	03/12/22	—	—	(1,308,724)	(1,308,724)
Bank of America Corp.	2.208% Fixed	CPI	Maturity	USD 26,000,000	02/01/23	—	—	(1,529,815)	(1,529,815)
Bank of America Corp.	1.769% Fixed	CPI	Maturity	USD 26,000,000	05/30/20	—	—	(44,581)	(44,581)
Bank of America Corp.	1.633% Fixed	CPI	Maturity	USD 27,000,000	04/14/21	—	—	(154,413)	(154,413)
Bank of America Corp.	1.628% Fixed	CPI	Maturity	USD 26,000,000	01/16/21	—	—	(674,055)	(674,055)
Bank of America Corp.	1.525% Fixed	CPI	Maturity	USD 43,000,000	08/31/21	—	—	(329,125)	(329,125)
Bank of America Corp.	1.435% Fixed	CPI	Maturity	USD 30,000,000	10/30/20	—	—	(137,993)	(137,993)
Bank of America Corp.	1.325%	CPI	Maturity	USD 42,000,000	02/26/21	—	—	(934,644)	(934,644)
Bank of America Corp.	1.244% Fixed	CPI	Maturity	USD 30,000,000	09/05/20	—	—	(564,503)	(564,503)
Bank of America Corp.	0.995%	CPI	Maturity	USD 48,000,000	03/04/21	—	—	(915,030)	(915,030)
Citibank, N.A.	2.318% Fixed	CPI	Maturity	USD 24,000,000	07/05/22	—	—	(1,402,002)	(1,402,002)

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.196% Fixed	CPI	Maturity	USD 24,000,000	05/31/23	—	—	$(1,501,161)	$(1,501,161)
Citibank, N.A.	2.190% Fixed	CPI	Maturity	USD 23,000,000	08/13/21	—	—	(969,964)	(969,964)
Citibank, N.A.	2.182% Fixed	CPI	Maturity	USD 23,000,000	01/19/23	—	—	(1,303,089)	(1,303,089)
Citibank, N.A.	2.149% Fixed	CPI	Maturity	USD 38,000,000	01/23/21	—	—	(1,255,981)	(1,255,981)
Citibank, N.A.	2.144% Fixed	CPI	Maturity	USD 44,000,000	01/11/21	—	—	(1,485,470)	(1,485,470)
Citibank, N.A.	2.041% Fixed	CPI	Maturity	USD 24,000,000	10/17/22	—	—	(1,010,378)	(1,010,378)
Citibank, N.A.	2.009% Fixed	CPI	Maturity	USD 42,000,000	10/23/22	—	—	(1,713,319)	(1,713,319)
Citibank, N.A.	1.998% Fixed	CPI	Maturity	USD 23,000,000	12/10/23	—	—	(1,291,783)	(1,291,783)
Citibank, N.A.	1.879% Fixed	CPI	Maturity	USD 54,000,000	07/26/21	—	—	(1,260,187)	(1,260,187)
Citibank, N.A.	1.849% Fixed	CPI	Maturity	USD 20,000,000	10/27/21	—	—	(475,561)	(475,561)
Citibank, N.A.	1.655% Fixed	CPI	Maturity	USD 40,000,000	07/20/20	—	—	(230,102)	(230,102)
Citibank, N.A.	1.640% Fixed	CPI	Maturity	USD 22,000,000	11/20/20	—	—	(511,656)	(511,656)
Citibank, N.A.	1.350% Fixed	CPI	Maturity	USD 43,000,000	08/07/20	—	—	(829,571)	(829,571)
Citibank, N.A.	1.350% Fixed	CPI	Maturity	USD 48,000,000	10/09/20	—	—	(997,233)	(997,233)
Citibank, N.A.	1.269%	CPI	Maturity	USD 40,000,000	02/12/21	—	—	(883,607)	(883,607)
Citibank, N.A.	0.530%	CPI	Maturity	USD 35,000,000	03/11/22	—	—	(377,492)	(377,492)
Deutsche Bank AG	2.333% Fixed	CPI	Maturity	USD 40,000,000	07/11/21	—	—	(1,771,142)	(1,771,142)
Deutsche Bank AG	2.289% Fixed	CPI	Maturity	USD 33,000,000	06/13/22	—	—	(1,849,028)	(1,849,028)
Deutsche Bank AG	2.203% Fixed	CPI	Maturity	USD 31,000,000	10/25/22	—	—	(1,735,136)	(1,735,136)
Deutsche Bank AG	2.128% Fixed	CPI	Maturity	USD 34,000,000	11/15/22	—	—	(1,801,357)	(1,801,357)
Deutsche Bank AG	1.938% Fixed	CPI	Maturity	USD 25,000,000	09/08/22	—	—	(900,071)	(900,071)
Deutsche Bank AG, London Branch	2.135% Fixed	CPI	Maturity	USD 30,000,000	04/05/21	—	—	(1,110,933)	(1,110,933)
Deutsche Bank AG, London Branch	1.983% Fixed	CPI	Maturity	USD 32,000,000	05/12/22	—	—	(1,320,368)	(1,320,368)
Deutsche Bank AG, London Branch	1.860% Fixed	CPI	Maturity	USD 60,000,000	06/30/20	—	—	(667,564)	(667,564)

Total (Depreciation)								$(38,881,094)	$(38,881,094)

Total Appreciation (Depreciation)								$(38,732,409)	$(38,732,409)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$42,851,298	—	$42,851,298
Belgium	—	25,131,643	—	25,131,643
Canada	—	120,630,388	—	120,630,388
Denmark	—	3,013,620	—	3,013,620
Finland	—	16,972,252	—	16,972,252
France	—	38,639,985	—	38,639,985
Germany	—	75,163,243	—	75,163,243
Italy	—	2,514,334	—	2,514,334
Japan	—	83,653,704	—	83,653,704

122

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$51,481,615	—	$51,481,615
Norway	—	4,364,680	—	4,364,680
Spain	—	6,819,295	—	6,819,295
Supranational Organization Obligations	—	41,253,847	—	41,253,847
Sweden	—	30,759,560	—	30,759,560
Switzerland	—	13,166,916	—	13,166,916
United Kingdom	—	44,457,525	—	44,457,525
United States	—	509,981,548	—	509,981,548
Certificates of Deposit	—	11,997,189	—	11,997,189
U.S. Treasury Obligations	—	150,623,205	—	150,623,205
Commercial Paper	—	23,448,871	—	23,448,871
Securities Lending Collateral	—	3,322,260	—	3,322,260
Forward Currency Contracts**	—	(2,414,209)	—	(2,414,209)
Swap Agreements**	—	(38,732,409)	—	(38,732,409)

TOTAL	—	$1,259,100,360	—	$1,259,100,360

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

123

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	$2,471,700

ALASKA — (0.6%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	948,114
5.000%, 09/01/23	600	676,494
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,914,562

TOTAL ALASKA		4,539,170

ARIZONA — (0.5%)
City of Phoenix (GO)
4.000%, 07/01/20	1,500	1,507,800
5.000%, 07/01/20	875	880,932
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	686,667
Scottsdale Municipal Property Corp. (RB) Series A
3.000%, 07/01/21	805	824,900

TOTAL ARIZONA		3,900,299

ARKANSAS — (1.0%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,612,094

CALIFORNIA — (2.9%)
California State (GO)
~ 5.000%, 08/01/26	9,000	10,851,570
3.500%, 08/01/27	1,500	1,687,425
~ 5.000%, 08/01/27	4,000	4,929,040
California State (GO) Series B
5.000%, 09/01/25	3,140	3,704,572

TOTAL CALIFORNIA		21,172,607

COLORADO — (1.3%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,683,280

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	$1,053,099
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,321,890
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,183,580
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,669,925

TOTAL COLORADO		9,911,774

CONNECTICUT — (0.3%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,007,360

DELAWARE — (0.6%)
New Castle County (GO)
5.000%, 10/01/23	2,275	2,578,326
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,578,513

TOTAL DELAWARE		4,156,839

DISTRICT OF COLUMBIA — (1.7%)
District of Columbia (GO) Series A
5.000%, 06/01/20	1,900	1,906,080
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,662,710
5.000%, 06/01/26	1,875	2,283,525
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,588,798

TOTAL DISTRICT OF COLUMBIA		12,441,113

124

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (2.3%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	$6,075,950
Florida State (GO) Series A
5.000%, 06/01/23	700	784,126
5.000%, 07/01/24	500	579,360
Florida State (GO) Series B
5.000%, 06/01/20	3,300	3,310,857
5.000%, 06/01/23	650	728,117
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,156,995
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,569,370

TOTAL FLORIDA		17,204,775

GEORGIA — (2.3%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,470,156
~ 5.000%, 07/01/27	8,000	10,050,000
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,709,312
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,788,955

TOTAL GEORGIA		17,018,423

HAWAII — (1.1%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,426,619
5.000%, 10/01/25	450	535,086
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	329,058
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,089,135
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	2,005,200
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,382,572
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	344,232

TOTAL HAWAII		8,111,902

	Face
	Amount^	Value†
	(000)
KANSAS — (1.5%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	$632,730
City of Lenexa (GO) Series B
5.000%, 09/01/20	1,610	1,632,411
City of Merriam (GO)
5.000%, 10/01/25	200	239,896
City of Wichita (GO) Series A
5.000%, 12/01/20	3,000	3,073,890
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,533,937
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,829,955
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	1,975	2,002,373

TOTAL KANSAS		10,945,192

KENTUCKY — (0.8%)
Louisville & Jefferson County (GO) Series A
5.000%, 12/01/25	3,800	4,562,318
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,650,990

TOTAL KENTUCKY		6,213,308

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	270,560
5.000%, 08/01/23	1,100	1,227,270
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	637,212

TOTAL LOUISIANA		2,135,042

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	554,331

MARYLAND — (9.7%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,450,440
Baltimore County (GO)
5.000%, 08/01/21	500	525,760
3.000%, 11/01/24	5,015	5,384,605

125

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	$706,926
Harford County (GO) Series A
5.000%, 09/15/20	900	914,130
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,795,690
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,581,960
5.000%, 02/15/25	8,390	9,891,307
Maryland State (GO) Series A
~ 5.000%, 03/15/28	7,000	8,920,730
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,954,771
5.000%, 08/01/26	5,500	6,745,365
5.000%, 08/01/26	1,000	1,226,430
Maryland State (GO) Series C
5.000%, 08/01/20	2,000	2,021,500
Montgomery County (GO) Series C
~ 5.000%, 10/01/27	6,655	8,361,675
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,119,540
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
4.000%, 06/01/20	2,600	2,606,474
5.000%, 06/01/24	4,325	4,998,965
3.000%, 06/01/26	2,080	2,253,867

TOTAL MARYLAND		71,460,135

MASSACHUSETTS — (5.2%)
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,087,000
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	3,000	3,005,610
5.250%, 08/01/21	500	527,235
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,446,800
5.000%, 08/01/24	1,360	1,573,656

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	$1,253,170
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	400	404,140
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,939,483
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,677,320
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,172,730

TOTAL MASSACHUSETTS		38,087,144

MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,773,390

MINNESOTA — (3.2%)
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,159,000
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,347,010
~ 5.000%, 08/01/28	6,000	7,684,680
Minnesota State (GO) Series D
5.000%, 08/01/21	700	736,246

TOTAL MINNESOTA		23,926,936

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series B
5.000%, 11/01/20	600	612,582
Mississippi State (GO) Series C
5.000%, 10/01/20	1,565	1,592,247

TOTAL MISSISSIPPI		2,204,829

MISSOURI — (0.7%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,774,100

126

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$2,118,189

TOTAL MISSOURI		4,892,289

NEBRASKA — (1.4%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,511,890
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,622,084
5.000%, 12/15/26	3,975	4,915,763

TOTAL NEBRASKA		10,049,737

NEVADA — (3.4%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	626,454
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,077,828
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,706,224
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	937,602

TOTAL NEVADA		25,348,108

NEW HAMPSHIRE — (0.3%)
City of Dover (GO) Series C
5.000%, 07/01/20	220	221,492
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,235,660

TOTAL NEW HAMPSHIRE		2,457,152

NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,096,810
City of Jersey (GO) Series A
3.000%, 01/13/21	3,000	3,030,960
Hudson County (GO)
5.000%, 09/01/20	1,000	1,013,860
Mercer County (GO) Series B
2.000%, 06/15/20	2,000	2,003,120
Ocean County (GO)
4.000%, 10/01/20	1,000	1,013,430
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	1,515	1,538,149

TOTAL NEW JERSEY		9,696,329

	Face
	Amount^	Value†
	(000)
NEW MEXICO — (1.5%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	$2,176,275
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	2,000	2,010,560
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,685,845

TOTAL NEW MEXICO		10,872,680

NEW YORK — (7.2%)
City of New York (GO) Series A-1
3.000%, 08/01/20	2,615	2,626,297
4.000%, 08/01/20	2,220	2,234,918
City of New York (GO) Series C
5.000%, 08/01/26	500	591,750
5.000%, 08/01/26	3,650	4,319,775
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,526,888
City of New York (GO) Series J
5.000%, 08/01/22	650	699,660
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	580,425
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,666,825
5.000%, 02/15/24	700	792,169
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	16,971,360
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	8,485,680
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,201,167
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	716,926

TOTAL NEW YORK		53,413,840

127

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (3.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	$1,887,408
Gaston County (GO)
5.000%, 02/01/26	2,500	3,005,100
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,389,013
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	705,224
North Carolina State (GO) Series C
4.000%, 05/01/20	1,000	1,000,000
Wake County (GO)
5.000%, 09/01/24	4,000	4,659,760
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,900,385

TOTAL NORTH CAROLINA		22,546,890

NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	564,963

OHIO — (5.3%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,939,571
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	3,989,650
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,431,080
Franklin County (GO)
5.000%, 06/01/21	1,830	1,911,087
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,333,936
~ 5.000%, 09/01/28	2,500	3,186,800
Ohio State (GO) Series B
5.000%, 08/01/20	650	656,845
~ 5.000%, 09/01/27	9,300	11,648,064
5.000%, 09/15/27	3,500	4,387,495
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,887,010

TOTAL OHIO		39,371,538

	Face
	Amount^	Value†
	(000)
OREGON — (1.4%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	$4,040,847
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,127,198
Oregon State (GO) Series A
5.000%, 05/01/20	1,800	1,800,000
5.000%, 05/01/21	800	832,712
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,259,121

TOTAL OREGON		10,059,878

PENNSYLVANIA — (0.6%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,213,252

RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	651,810
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,299,200

TOTAL RHODE ISLAND		1,951,010

SOUTH CAROLINA — (3.1%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	675,827
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/23	6,000	6,659,640
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	800	824,424
Clemson University (RB) Series B
5.000%, 05/01/25	750	884,303
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,148,860

128

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	5,000	$5,085,200
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,271,171
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,396,750

TOTAL SOUTH CAROLINA		22,946,175

TENNESSEE — (3.8%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	537,683
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,235,650
5.000%, 01/01/26	5,000	5,997,700
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/22 (Pre-refunded @ $100, 7/1/20)	1,095	1,102,501
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,545,012
Shelby County (GO)
5.000%, 04/01/25	5,000	5,903,000
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,037,090
Sumner County (GO)
5.000%, 06/01/21	650	678,658
5.000%, 12/01/21	900	958,302
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,961,994

TOTAL TENNESSEE		27,957,590

TEXAS — (15.8%)
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,190,840
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,799,470

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	$2,351,760
City of Garland (GO) Series A
5.000%, 02/15/24	400	456,276
City of Houston (RN)
3.000%, 06/26/20	5,000	5,017,350
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,156,900
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,433,320
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,956,394
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	939,337
5.000%, 02/01/26	2,850	3,431,058
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,083,810
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,458,184
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	825,760
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,224,219
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,519,872
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	2,460	2,489,569
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,488,218
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,692,400
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,453,466

129

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	5,000	$6,146,750
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,368,988
Pflugerville Independent School District (GO) (PSF-GTD)
4.000%, 08/15/20	2,000	2,018,440
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,543,375
Texas State (GO)
~ 5.000%, 10/01/23	4,200	4,752,426
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,172,590
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	14,878,500
5.000%, 08/15/26	3,850	4,700,426
Ysleta Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	460	465,529

TOTAL TEXAS		117,015,227

UTAH — (0.5%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,405,328
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,119,530
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	703,891
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	679,835

TOTAL UTAH		3,908,584

VIRGINIA — (4.4%)
Arlington County (GO)
5.000%, 08/15/27	4,000	5,033,240
5.000%, 08/15/27	3,820	4,806,744

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	$5,269,868
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,314,032
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,089,629
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	930,627
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	2,200	2,218,590
5.000%, 09/15/24	3,000	3,498,810
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,535	6,821,223
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	674,514
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	204,214

TOTAL VIRGINIA		32,861,491

WASHINGTON — (4.4%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,442,530
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,399,398
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	533,848
King County (GO) Series A
5.000%, 07/01/20	700	704,746
5.000%, 12/01/25	1,830	2,201,490
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,651,409
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,019,109

130

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	$2,290,496
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,289,230
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,805,171
Washington State (GO) Series A
5.000%, 08/01/21	500	525,440
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,265,067
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	155,398
Washington State (GO) Series R-2013A
5.000%, 07/01/20	2,775	2,794,314
Washington State (GO) Series R-2015
5.000%, 07/01/20	1,560	1,570,858
Washington State (GO) Series R-2018C
~ 5.000%, 08/01/27	4,800	5,996,736

TOTAL WASHINGTON		32,645,240

WISCONSIN — (5.2%)
City of Janesville (GO)
3.000%, 03/01/24	1,245	1,326,809

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series A
5.000%, 05/01/20	2,370	$2,370,000
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,146,165
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,855,186
~ 5.000%, 04/01/28	9,990	12,539,048
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	691,048
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,740,496
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,932,072
Wisconsin State (GO) Series 1
5.000%, 05/01/20	2,300	2,300,000
5.000%, 11/01/24	4,025	4,700,435
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	816,896

TOTAL WISCONSIN		38,418,155

TOTAL MUNICIPAL BONDS Cost ($716,188,445)		739,038,491

TOTAL INVESTMENTS — (100.0%) (Cost $716,188,445)		$739,038,491

As of April 30, 2020, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A.	1.253% Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	$99,206	$99,206

Total Appreciation									$99,206	$99,206
Bank of America Corp.	2.373% Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(1,894,521)	(1,894,521)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(1,570,677)	(1,570,677)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(1,457,184)	(1,457,184)
Bank of America Corp.	2.327% Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(1,425,563)	(1,425,563)
Bank of America Corp.	2.243% Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	(1,499,196)	(1,499,196)

131

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp.	2.195% Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	$(1,045,779)	$(1,045,779)
Bank of America Corp.	2.192% Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(1,165,737)	(1,165,737)
Bank of America Corp.	2.186% Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(1,639,573)	(1,639,573)
Bank of America Corp.	2.177% Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	(964,972)	(964,972)
Bank of America Corp.	2.149% Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	(1,198,288)	(1,198,288)
Bank of America Corp.	2.064% Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	(782,394)	(782,394)
Bank of America Corp.	2.029% Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	(984,800)	(984,800)
Bank of America Corp.	2.004% Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	(877,196)	(877,196)
Bank of America Corp.	1.971% Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	(1,470,553)	(1,470,553)
Bank of America Corp.	1.902% Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	(873,998)	(873,998)
Bank of America Corp.	1.715% Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	(316,505)	(316,505)
Bank of America Corp.	1.706% Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	(205,325)	(205,325)
Bank of America Corp.	1.619% Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	(303,158)	(303,158)
Bank of America Corp.	1.610% Fixed	CPI	Maturity	USD	20,000,000	12/31/20	—	—	(228,343)	(228,343)
Bank of America Corp.	1.609% Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	(98,536)	(98,536)
Bank of America Corp.	1.548% Fixed	CPI	Maturity	USD	8,000,000	01/08/21	—	—	(61,679)	(61,679)
Bank of America Corp.	1.530% Fixed	CPI	Maturity	USD	19,000,000	12/24/20	—	—	(136,817)	(136,817)
Bank of America Corp.	0.022% Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	(1,133,382)	(1,133,382)
Citibank, N.A.	2.367% Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(1,217,294)	(1,217,294)
Citibank, N.A.	2.171% Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(804,725)	(804,725)
Citibank, N.A.	2.148% Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(1,209,105)	(1,209,105)
Citibank, N.A.	2.141% Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	(1,457,645)	(1,457,645)
Citibank, N.A.	2.114% Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(875,064)	(875,064)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(753,451)	(753,451)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(1,864,467)	(1,864,467)
Citibank, N.A.	2.102% Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	(865,396)	(865,396)
Citibank, N.A.	2.100% Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	(1,344,234)	(1,344,234)
Citibank, N.A.	2.088% Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(1,161,582)	(1,161,582)
Citibank, N.A.	2.005% Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	(767,669)	(767,669)
Citibank, N.A.	1.986% Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	(950,892)	(950,892)
Citibank, N.A.	1.789% Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	(766,216)	(766,216)
Citibank, N.A.	1.752% Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	(443,854)	(443,854)
Citibank, N.A.	1.698% Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	(378,947)	(378,947)
Citibank, N.A.	1.678% Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	(555,575)	(555,575)
Citibank, N.A.	1.675% Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	(811,983)	(811,983)
Citibank, N.A.	1.578% Fixed	CPI	Maturity	USD	25,000,000	08/09/23	—	—	(458,687)	(458,687)
Citibank, N.A.	1.577% Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	(136,960)	(136,960)
Citibank, N.A.	1.555% Fixed	CPI	Maturity	USD	10,000,000	12/11/20	—	—	(86,296)	(86,296)
Citibank, N.A.	1.533% Fixed	CPI	Maturity	USD	10,000,000	11/10/20	—	—	(89,690)	(89,690)
Citibank, N.A.	1.481% Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	(69,236)	(69,236)

132

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Citibank, N.A.	1.455% Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	$(557,023)	$(557,023)

Total (Depreciation)									$(38,960,167)	$(38,960,167)

Total Appreciation (Depreciation)									$(38,860,961)	$(38,860,961)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$739,038,491	—	$739,038,491
Swap Agreements**	—	(38,860,961)	—	(38,860,961)

TOTAL	—	$700,177,530	—	$700,177,530

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

133

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$271,819
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	303,975
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	111,943
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	500	529,130
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	1,320	1,396,903
Anaheim Union High School District (GO)
5.000%, 08/01/20	100	101,030
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,604,349
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	282,225
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	872,635
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	153,353
Burbank Unified School District (GO)
5.000%, 08/01/24	565	648,705
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	352,504

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	100	$126,055
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	2,000	2,171,300
California State (GO)
5.000%, 09/01/21	500	527,275
5.000%, 08/01/23	585	653,872
5.000%, 10/01/25	1,700	2,009,757
~ 5.000%, 08/01/26	2,380	2,869,637
~ 5.000%, 08/01/26	2,540	3,062,554
4.000%, 11/01/26	1,735	1,993,879
3.500%, 08/01/27	2,835	3,189,233
~ 5.000%, 08/01/27	4,200	5,175,492
5.000%, 11/01/27	200	247,748
5.000%, 08/01/28	730	916,223
California State (GO) Series B
5.000%, 09/01/26	2,015	2,434,281
California State (GO) (AMBAC)
5.000%, 02/01/27	625	761,825
California State Department of Water Resources (RB)
3.000%, 12/01/20	325	329,469
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	3,500	3,844,015
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	908,726
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	325	325,000

134

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	$1,808,950
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,028,696
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,375,262
California State University (RB) Series A
5.000%, 11/01/20	570	582,010
5.000%, 11/01/21	250	265,345
5.000%, 11/01/23	375	424,061
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	215,572
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	373,162
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,250,400
5.000%, 06/15/22	200	216,784
5.000%, 06/15/24	800	924,336
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	261,590
City of Grover Beach (GO)
5.000%, 09/01/22	390	426,169
5.000%, 09/01/26	345	423,791
5.000%, 09/01/27	445	559,472
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	2,000	2,052,960
City of Los Angeles (RN)
5.000%, 06/25/20	4,410	4,440,208
City of Pacifica COP
5.000%, 01/01/24	250	285,292
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,248,837
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	319,440

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	250	$255,268
5.000%, 11/01/23	645	728,444
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	262,665
5.000%, 11/01/26	150	183,573
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	347,731
5.000%, 09/01/22	1,000	1,092,740
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	248,555
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	420,456
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	614,686
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,120,095
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	558,656
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	417,652
Dixie School District (GO)
5.000%, 08/01/21	500	525,250
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,476,257
El Monte Union High School District (GO)
5.000%, 06/01/24	250	283,605
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
~ 5.000%, 07/01/24	400	463,488

135

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Emery Unified School District (GO)
5.000%, 08/01/27	600	$743,520
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	850,965
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,112,240
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	532,150
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	210,100
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	2,000	2,063,900
Kern High School District (GO) Series E
4.000%, 08/01/24	200	222,294
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,307,628
Long Beach Community College District (GO) Series C
4.000%, 08/01/20	2,000	2,015,880
Los Angeles Community College District Series B-1
5.000%, 08/01/21	4,000	4,213,760
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	392,011
5.000%, 06/01/26	530	645,127
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,047,960
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,742,336

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/24	600	$693,906
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	676,590
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	418,900
5.000%, 07/01/24	250	289,570
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	382,246
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	409,970
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	489,516
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,250,810
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	488,712
5.000%, 07/01/26	1,085	1,308,499
5.000%, 07/01/27	480	588,984
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	214,734
Los County Angeles
5.000%, 06/30/20	975	982,059
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	200	200,626
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	470,336
5.000%, 12/01/26	265	327,967
5.000%, 12/01/27	385	488,091
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	23,614
5.000%, 08/01/26	280	338,346
5.000%, 08/01/27	130	160,694

136

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$138,921
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,190,398
5.000%, 11/01/23	750	833,685
5.000%, 11/01/24	425	483,918
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	262,688
New Haven Unified School District (GO)
5.000%, 08/01/26	150	180,464
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	318,699
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	135,773
Novato Sanitary District (RB)
5.000%, 02/01/22	340	364,031
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	212,350
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	434,432
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,255,052
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	858,488
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	231,320
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	168,080
Otay Water District (RB)
5.000%, 09/01/22	740	808,628

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	$230,660
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	312,866
Palomar Community College District (GO)
5.000%, 05/01/23	200	222,176
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	638,594
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,216,370
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	614,168
5.000%, 08/01/21	1,000	1,049,750
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	230,248
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	287,189
Reed Union School District (GO)
4.000%, 08/01/26	250	290,975
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	594,649
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	293,654
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	480,676
San Carlos CA School District (GO)
~ 5.000%, 10/01/20	500	508,705
San Diego Community College District (GO)
5.000%, 08/01/23	500	563,115
5.000%, 08/01/26	1,660	2,037,003
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,082,156

137

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	2,170	$2,173,081
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	2,000	2,014,500
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	597,417
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	241,722
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	695,169
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,502,848
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,347,060
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,134,673
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	767,097
5.000%, 06/15/26	880	1,064,721
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	271,819
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	147,015
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	373,034
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	128,829
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	124,231

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	$488,200
Santa County Clara (GO) Series C
~ 5.000%, 08/01/26	1,100	1,346,851
Santee School District (GO)
5.000%, 08/01/24	290	333,610
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	166,721
4.000%, 08/01/25	250	283,403
5.000%, 08/01/26	250	303,425
Sierra Joint Community College District
4.000%, 08/01/21	500	520,170
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	283,402
State of California
5.000%, 10/01/22	500	545,165
Sylvan Union School District (GO)
5.000%, 08/01/26	620	750,845
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	449,092
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	121,370
University of California (RB) Series AF
5.000%, 05/15/22	750	810,292
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,757,195
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	167,397
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	273,992

TOTAL MUNICIPAL BONDS Cost ($136,262,746)		138,674,638

TOTAL INVESTMENTS — (100.0%) (Cost $136,262,746)		$138,674,638

138

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2020, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments	Payments					Upfront	Upfront		Unrealized
	made	received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund	by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp.	0.073%	CPI	Maturity	USD	8,000,000	04/27/22	—	—	$3,320	$3,320

Total Appreciation									$3,320	$3,320
Bank of America Corp.	2.367% Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(576,546)	(576,546)
Bank of America Corp.	2.317% Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(491,489)	(491,489)
Bank of America Corp.	2.265% Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(514,546)	(514,546)
Bank of America Corp.	2.065% Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(699,626)	(699,626)
Bank of America Corp.	2.062% Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(217,784)	(217,784)
Bank of America Corp.	2.058% Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(537,793)	(537,793)
Bank of America Corp.	1.885% Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(404,247)	(404,247)
Bank of America Corp.	1.495% Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	(142,472)	(142,472)
Bank of America Corp.	1.210%	CPI	Maturity	USD	8,000,000	03/05/22	—	—	(192,321)	(192,321)
Citibank, N.A.	2.312% Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(502,598)	(502,598)
Citibank, N.A.	2.260% Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(581,998)	(581,998)
Citibank, N.A.	2.160% Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(383,935)	(383,935)
Citibank, N.A.	2.143% Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(346,329)	(346,329)
Citibank, N.A.	2.054% Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(447,534)	(447,534)
Citibank, N.A.	1.986% Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(387,929)	(387,929)
Citibank, N.A.	1.808% Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	(207,958)	(207,958)
Citibank, N.A.	1.676% Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(314,711)	(314,711)
Citibank, N.A.	1.475%	CPI	Maturity	USD	4,000,000	02/11/22	—	—	(114,528)	(114,528)

Total (Depreciation)									$(7,064,344)	$(7,064,344)

Total Appreciation (Depreciation)									$(7,061,024)	$(7,061,024)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$138,674,638	—	$138,674,638
Swap Agreements**	—	(7,061,024)	—	(7,061,024)

TOTAL	—	$131,613,614	—	$131,613,614

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

139

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Alabama State (GO) Series A
5.000%, 08/01/20	200	$202,134
5.000%, 08/01/21	1,000	1,051,140
5.000%, 08/01/23	300	337,050
Baldwin County (GO)
4.000%, 05/01/20	610	610,000

TOTAL ALABAMA		2,200,324

ALASKA — (0.4%)
Alaska State (GO) Series B
5.000%, 08/01/20	290	292,937
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	584,237
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	800,129

TOTAL ALASKA		1,677,303

ARIZONA — (0.5%)
City of Chandler (GO)
3.000%, 07/01/20	550	551,997
City of Phoenix (GO)
5.000%, 07/01/20	880	885,966
4.000%, 07/01/21	500	518,110
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	563,469

TOTAL ARIZONA		2,519,542

ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	400	414,984
5.000%, 06/15/21	1,250	1,307,375
5.000%, 04/01/22	1,110	1,195,903

TOTAL ARKANSAS		2,918,262

CALIFORNIA — (2.0%)
California State (GO)
3.500%, 08/01/27	5,000	5,624,750
5.000%, 10/01/27	2,000	2,473,180

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/26	1,195	$1,443,656

TOTAL CALIFORNIA		9,541,586

COLORADO — (2.4%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,126,170
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,989,960
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	643,561
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	564,388
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,226,161
5.000%, 12/01/24	2,280	2,665,639

TOTAL COLORADO		11,215,879

CONNECTICUT — (0.6%)
City of Danbury (GO)
3.000%, 07/16/20	2,000	2,007,360
Connecticut State (GO) Series E
4.000%, 09/15/20	550	556,176

TOTAL CONNECTICUT		2,563,536

DELAWARE — (0.5%)
Kent County (GO)
4.000%, 09/01/24	415	465,215
New Castle County (GO)
5.000%, 10/01/23	1,600	1,813,328

TOTAL DELAWARE		2,278,543

140

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	$848,722
5.000%, 07/01/27	1,000	1,232,370

TOTAL DISTRICT OF COLUMBIA		2,081,092

FLORIDA — (1.4%)
City of Port Saint Lucie (GO)
5.000%, 07/01/20	420	422,780
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	503,860
Florida State (GO) Series A
5.000%, 06/01/24	350	404,541
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,136,983
Florida State Board of Education (GO) Series E
5.000%, 06/01/20	1,390	1,394,573
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	555,434
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,100,770
Palm Beach County (RB)
5.000%, 11/01/23	810	918,953

TOTAL FLORIDA		6,437,894

GEORGIA — (2.3%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,470,156
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,476,640
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,776,439
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,197,027

TOTAL GEORGIA		10,920,262

HAWAII — (2.4%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	169,299
5.000%, 10/01/25	725	862,083
Hawaii County (GO) Series D
5.000%, 09/01/20	1,375	1,394,099

	Face
	Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	$1,087,750
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,402,805
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,166,121
5.000%, 10/01/25	2,790	3,322,360

TOTAL HAWAII		11,404,517

INDIANA — (0.6%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,876,771

IOWA — (0.3%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,566,496

KANSAS — (1.4%)
City of Merriam (GO)
5.000%, 10/01/25	800	959,584
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	595,480
Johnson County (GO) Series B
5.000%, 09/01/22	650	709,651
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	274,493
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	848,377
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,196,090
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,900	1,926,201

TOTAL KANSAS		6,509,876

141

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KENTUCKY — (2.3%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	2,200	$2,380,730
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,802,527
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,063,453
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	3,917,430
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	838,112

TOTAL KENTUCKY		11,002,252

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,048,970
5.000%, 08/01/23	500	557,850

TOTAL LOUISIANA		1,606,820

MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,119,860

MARYLAND — (7.6%)
Anne County Arundel (GO)
5.000%, 10/01/20	500	508,665
5.000%, 10/01/24	1,520	1,770,496
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,684,072
Baltimore County (GO)
5.000%, 08/01/20	750	757,822
5.000%, 08/01/22	600	653,352
5.000%, 03/01/28	1,335	1,690,751
Carroll County (GO)
5.000%, 11/01/21	550	584,018
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,543,299
Harford County (GO) Series A
5.000%, 09/15/20	570	578,949

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Howard County (GO) Series D
5.000%, 02/15/24	1,300	$1,489,137
Maryland State (GO) Series
5.000%, 06/01/23	3,000	3,362,490
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	4,397,330
Maryland State (GO) Series B
4.000%, 08/01/23	850	930,843
5.000%, 08/01/24	1,000	1,162,510
5.000%, 08/01/27	500	628,190
Maryland State (GO) Series C
5.000%, 08/01/20	700	707,525
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,340,420
Montgomery County (GO) Series B
5.000%, 12/01/21	350	372,845
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,179,310
Prince County George’s (GO) Series A
5.000%, 07/15/29	3,500	4,546,780
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	757,069
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,038,940

TOTAL MARYLAND		35,684,813

MASSACHUSETTS — (2.2%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	271,593
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	308,587
Commonwealth of Massachusetts (GO) Series A-
5.000%, 07/01/26	1,250	1,522,288
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	1,067,670

142

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
5.000%, 08/01/22	1,165	$1,267,776
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	100	101,065
5.000%, 04/01/22	1,275	1,374,182
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	468,156
Massachusetts Development Finance Agency (RB) Series I
¤ 6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21)	2,865	2,978,425
Town of Holbrook (GO)
5.000%, 12/01/21	755	803,297

TOTAL MASSACHUSETTS		10,163,039

MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,490,029

MINNESOTA — (3.2%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	1,133,660
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	421,820
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	102,157
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	535,834
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,091,350
Hennepin County (GO) Series B
5.000%, 12/01/21	350	372,673
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,483,345

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	$2,517,720
Minnesota State (GO) Series E
5.000%, 08/01/22	760	827,929
4.000%, 10/01/22	3,000	3,217,770
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,468,391

TOTAL MINNESOTA		15,172,649

MISSISSIPPI — (0.2%)
Mississippi State (GO) Series C
5.000%, 10/01/20	950	966,539

MISSOURI — (2.0%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,146,374
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,031,826
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,034,800

TOTAL MISSOURI		9,213,000

MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	517,815

NEBRASKA — (1.3%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	720,489
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	307,317
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,824,040
Southern Public Power District (RB)
5.000%, 12/15/21	400	426,216

TOTAL NEBRASKA		6,278,062

143

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEVADA — (1.2%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	$1,300,962
Nevada State (GO) Series C
5.000%, 11/01/24	450	524,444
Nevada State (GO) Series D1
5.000%, 03/01/22	250	268,273
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,474,336

TOTAL NEVADA		5,568,015

NEW HAMPSHIRE — (0.3%)
City of Dover (GO)
3.000%, 06/15/20	610	611,592
City of Nashua (GO)
4.000%, 07/15/24	770	860,729

TOTAL NEW HAMPSHIRE		1,472,321

NEW JERSEY — (2.6%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,102,160
3.000%, 02/01/25	910	982,209
Montville Township (GO)
3.000%, 10/01/25	500	545,580
Princeton (GO)
3.000%, 09/15/24	1,515	1,632,064
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	5,000	5,025,250
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/21	2,000	2,030,560

TOTAL NEW JERSEY		12,317,823

NEW MEXICO — (1.4%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,033,860
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,868,960
Santa Fe County (GO)
5.000%, 07/01/22	710	771,408

TOTAL NEW MEXICO		6,674,228

NEW YORK — (6.9%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,134,010

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/24	2,100	$2,381,421
5.000%, 08/01/25	1,500	1,739,775
City of New York (GO) Series C
5.000%, 08/01/22	500	538,200
City of New York (GO) Series E
5.000%, 08/01/21	265	276,697
5.000%, 08/01/22	1,000	1,076,400
City of New York (GO) Series F
5.000%, 08/01/21	450	469,863
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,163,564
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,641,338
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	1,275	1,279,871
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	405,640
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	760	761,034
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,032,990
5.000%, 02/15/22	2,000	2,133,460
5.000%, 03/15/23	600	660,948
5.000%, 02/15/25	500	580,425
5.000%, 03/15/28	4,000	4,953,320
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	853,384
5.000%, 02/15/24	300	339,501
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	103,141
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	581,655
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	324,078

144

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	$553,057
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,803,024
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,500	1,753,590

TOTAL NEW YORK		32,540,386

NORTH CAROLINA — (4.6%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,614,880
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,717,989
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,871,556
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,380,680
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,543,772
5.000%, 06/01/25	655	779,673
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,112,624
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,622,871
North Carolina State (GO) Series D
4.000%, 06/01/23	350	381,605
Wake County (GO)
5.000%, 09/01/21	1,300	1,371,448
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,471,953

TOTAL NORTH CAROLINA		21,869,051

NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,306,538

	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (Continued)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	$518,315

TOTAL NORTH DAKOTA		1,824,853

OHIO — (5.1%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,545,788
City of Columbus (GO) Series A
3.000%, 07/01/22	835	871,256
5.000%, 02/15/23	4,000	4,432,160
5.000%, 04/01/29	2,000	2,581,980
City of Columbus (GO) Series B
5.000%, 02/15/23	475	526,319
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,661,655
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	532,310
Ohio State (GO) Series A
5.000%, 09/15/21	800	845,704
5.000%, 09/15/22	2,250	2,460,802
5.000%, 02/01/24	2,820	3,221,963
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,052,030
5.000%, 06/15/22	450	487,962
5.000%, 09/01/24	2,000	2,325,280
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,618,680

TOTAL OHIO		24,163,889

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,820,011
4.000%, 03/01/25	1,255	1,422,706
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	2,000	2,005,820

TOTAL OKLAHOMA		5,248,537

145

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (2.2%)
City of McMinnville (GO)
5.000%, 02/01/22	290	$310,236
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,296,825
Jackson County (GO)
4.000%, 06/01/23	40	43,520
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,021,583
5.000%, 06/15/28	2,500	3,185,150
Oregon State (GO) Series E
5.000%, 08/01/21	410	430,967
Oregon State (GO) Series F
3.000%, 05/01/20	750	750,000
Washington County (GO)
5.000%, 03/01/24	3,000	3,435,120

TOTAL OREGON		10,473,401

PENNSYLVANIA — (0.5%)
Berks County (GO)
5.000%, 11/15/22	445	489,429
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	575,922
5.000%, 07/01/22	1,025	1,106,077

TOTAL PENNSYLVANIA		2,171,428

RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,051,260

SOUTH CAROLINA — (3.1%)
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	516,975
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	521,330
Clemson University (RB) Series B
5.000%, 05/01/25	750	884,302
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,147,320

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	$632,365
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	1,235	1,277,237
5.000%, 03/01/28	3,000	3,781,710
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,824,250

TOTAL SOUTH CAROLINA		14,585,489

TENNESSEE — (4.4%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,846,090
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	327,050
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,470,525
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,863,459
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	705,634
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	655,879
¤ 5.000%, 07/01/25
(Pre-refunded @ $100, 7/1/20)	3,000	3,020,550
5.000%, 07/01/25	2,325	2,759,775
Sullivan County (GO) Series A
5.000%, 04/01/21	450	466,691
Sumner County (GO)
5.000%, 12/01/21	230	244,899
5.000%, 12/01/22	640	704,422
Town of Collierville (GO) Series A
5.000%, 01/01/21	1,095	1,124,762
Williamson County (GO)
5.000%, 04/01/29	3,620	4,680,371

TOTAL TENNESSEE		20,870,107

146

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (12.5%)
Austin Independent School District (GO) Series B
5.000%, 08/01/20	2,410	$2,434,944
Bexar County (GO)
5.000%, 06/15/20	500	502,505
5.000%, 06/15/21	1,275	1,335,129
City of Austin (GO)
5.000%, 09/01/27	2,255	2,803,010
City of Dallas (GO) Series A
5.000%, 02/15/21	500	516,300
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,800,910
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	1,930	2,270,433
City of Garland (GO) Series A
5.000%, 02/15/24	200	228,138
City of Houston (GO) Series A
5.000%, 03/01/21	3,000	3,100,830
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	722,274
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,596,275
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,401,420
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	815,438
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,764,767
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	579,880
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,452,353

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	$535,415
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,213,760
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,278,200
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	900,075
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/21	400	412,848
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,921,881
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,142,290
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/20	2,875	2,894,492
Texas State (GO)
5.000%, 10/01/23	375	424,324
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,576,181
5.000%, 10/01/25	2,465	2,945,305
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,161,120
University of Texas System (The) (RB) Series D
5.000%, 08/15/21	615	647,509
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,570,840
Williamson County (GO)
5.000%, 02/15/21	5,640	5,821,608

TOTAL TEXAS		58,770,454

147

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UTAH — (2.2%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	$570,086
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/20	450	457,875
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,737,251
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,878,960
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	550,892
State of Utah (GO)
5.000%, 07/01/22	1,045	1,136,552
Utah State (GO)
5.000%, 07/01/22	800	870,088
5.000%, 07/01/24	2,000	2,320,100

TOTAL UTAH		10,521,804

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,127,640

VIRGINIA — (4.2%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,254,400
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,739,641
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	885,822
5.000%, 09/01/22	475	519,052
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,158,667
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,745,698
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,693,649
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,776,220

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	$1,349,962
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/20	550	563,546
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,885,321

TOTAL VIRGINIA		19,571,978

WASHINGTON — (6.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	230,510
5.000%, 07/01/25	100	118,370
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,848,387
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	1,500	1,520,880
5.000%, 04/01/21	445	461,670
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	650	659,048
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,519,471
King County (GO) Series A
5.000%, 07/01/20	265	266,797
King County (GO) Series E
5.000%, 12/01/25	1,275	1,533,825
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series A
5.000%, 12/01/20	1,350	1,383,169
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,636,315
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,203,480
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	600,900
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,550,470

148

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	$2,406,000
Spokane County (GO)
5.000%, 12/01/20	450	461,084
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	372,561
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	210,176
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,043,014
Washington State (GO) Series A-1
5.000%, 08/01/21	800	840,704
Washington State (GO) Series B
5.000%, 07/01/20	325	327,262
5.000%, 07/01/24	800	923,800
5.000%, 07/01/25	475	563,825
Washington State (GO) Series C
5.000%, 02/01/23	500	552,900
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	103,599
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,592,170
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,974,050
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,623,831

TOTAL WASHINGTON		32,528,268

WEST VIRGINIA — (0.5%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	250	250,000

	Face
	Amount^	Value†
	(000)
WEST VIRGINIA — (Continued)
West Virginia State (GO)
4.000%, 11/01/20	1,975	$2,006,442

TOTAL WEST VIRGINIA		2,256,442

WISCONSIN — (3.5%)
City of Janesville (GO)
3.000%, 03/01/24	2,000	2,131,420
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,026,840
City of Milwaukee (GO) Series N3
5.000%, 05/15/20	1,000	1,001,280
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,245,680
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,067,346
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,154,516
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	612,672
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,058,075
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	416,400
5.000%, 05/01/27	3,000	3,740,100

TOTAL WISCONSIN		16,454,329

TOTAL MUNICIPAL BONDS Cost ($464,087,445)		471,988,464

TOTAL INVESTMENTS — (100.0%) (Cost $464,087,445)		$471,988,464

149

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$471,988,464	—	$471,988,464

TOTAL	—	$471,988,464	—	$471,988,464

See accompanying Notes to Financial Statements.

150

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.6%)
Alabama State (GO) Series A
5.000%, 08/01/20	5,495	$5,553,632
5.000%, 08/01/21	1,450	1,524,153
5.000%, 08/01/21	6,030	6,338,374

TOTAL ALABAMA		13,416,159

ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	3,920	3,959,710
Municipality of Anchorage AK (GO) Series B
5.000%, 09/01/20	2,045	2,072,996

TOTAL ALASKA		6,032,706

ARIZONA — (1.4%)
Arizona State Transportation Board (RB)
5.000%, 07/01/20	5,000	5,034,050
City of Phoenix (GO)
4.000%, 07/01/20	1,085	1,090,642
5.000%, 07/01/20	1,245	1,253,441
4.000%, 07/01/21	5,970	6,186,233
City of Scottsdale (GO)
4.000%, 07/01/20	11,150	11,207,980
Madison Elementary School District No. 38 (GO) Series A
2.000%, 07/01/20	1,400	1,402,842
Maricopa County Community College District (GO)
3.000%, 07/01/20	6,505	6,529,004
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,444,531

TOTAL ARIZONA		34,148,723

ARKANSAS — (0.8%)
Arkansas State (GO)
5.000%, 04/01/21	4,300	4,461,078
5.000%, 04/01/21	6,495	6,738,303
5.000%, 06/15/21	8,730	9,130,707

TOTAL ARKANSAS		20,330,088

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (1.7%)
California State (GO)
5.000%, 10/01/21	2,215	$2,343,404
City of Los Angeles (RN)
5.000%, 06/25/20	20,255	20,393,747
County of Riverside (RN)
5.000%, 06/30/20	6,665	6,710,988
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	10,190,346

TOTAL CALIFORNIA		39,638,485

COLORADO — (3.3%)
City & County of Denver (GO) Series A
5.000%, 08/01/20	4,920	4,970,823
5.000%, 08/01/22	3,845	4,185,090
City & County of Denver (GO) Series C
5.000%, 08/01/20	20,000	20,206,600
Colorado State (RN)
3.000%, 06/26/20	30,000	30,113,700
5.000%, 06/26/20	10,000	10,068,400
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/20	2,000	2,049,260
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,601,822
Larimer County School District No. R-1 Poudre (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	2,000	2,052,320
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,075,580

TOTAL COLORADO		78,323,595

CONNECTICUT — (1.7%)
City of Danbury (GO)
3.000%, 07/16/20	2,500	2,509,200
City of Middletown (GO)
5.000%, 04/01/21	1,905	1,976,895
City of Milford (GO)
2.500%, 11/03/20	6,790	6,852,264

151

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Fairfield (GO)
3.000%, 07/10/20	5,000	$5,016,900
Town of Greenwich (GO) (BAN)
1.500%, 01/14/21	25,000	25,129,250

TOTAL CONNECTICUT		41,484,509

DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series A
5.000%, 06/01/20	2,320	2,327,424

FLORIDA — (2.8%)
Florida State (GO) Series A
5.000%, 06/01/20	2,850	2,859,376
5.000%, 06/01/20	12,730	12,771,882
5.000%, 01/01/21	2,340	2,405,169
5.000%, 06/01/21	7,500	7,840,575
Florida State (GO) Series B
5.000%, 06/01/20	1,000	1,003,290
5.000%, 07/01/20	2,705	2,723,421
5.000%, 07/01/20	3,500	3,523,835
Florida State (GO) Series C
5.000%, 06/01/20	1,120	1,123,685
5.000%, 06/01/20	5,940	5,959,543
Florida State (GO) Series D
5.000%, 06/01/20	495	496,628
Florida State (GO) Series E
5.000%, 06/01/20	11,210	11,246,881
Florida State (GO) Series F
5.000%, 06/01/20	1,000	1,003,290
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,644,925
School District of Broward
County (RN)
3.000%, 06/30/20	7,475	7,502,284
Tampa Bay Water (RB)
5.000%, 10/01/20	2,000	2,034,740
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)	2,160	2,197,692

TOTAL FLORIDA		67,337,216

GEORGIA — (3.2%)
Cobb County (GO)
5.000%, 01/01/21	3,710	3,811,060
5.000%, 01/01/22	500	533,750
Cobb County School District (GO)
2.000%, 12/16/20	20,000	20,159,200

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
DeKalb County (GO)
5.000%, 12/01/20	4,270	$4,374,145
DeKalb County School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/20	3,000	3,040,020
Georgia State (GO) Series A
5.000%, 07/01/20	10,145	10,214,088
Georgia State (GO) Series C
5.000%, 07/01/20	1,350	1,359,194
5.000%, 10/01/20	5,000	5,087,900
Georgia State (GO) Series E
5.000%, 12/01/20	13,120	13,444,589
Georgia State (GO) Series F
5.000%, 07/01/20	5,000	5,034,050
5.000%, 01/01/21	2,330	2,393,632
Georgia State (GO) Series I
5.000%, 07/01/20	1,890	1,902,871
Georgia State (GO) Series J-2
4.000%, 11/01/20	5,000	5,081,350

TOTAL GEORGIA		76,435,849

HAWAII — (1.9%)
City & Henrico County (GO) Series B
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	5,000	5,125,500
Hawaii State (GO) Series EF
5.000%, 11/01/20	5,555	5,672,321
5.000%, 11/01/21	5,500	5,838,470
Hawaii State (GO) Series EO
4.000%, 08/01/20	1,990	2,005,860
5.000%, 08/01/22	6,000	6,526,500
Hawaii State (GO) Series EZ
5.000%, 10/01/20	6,000	6,105,240
5.000%, 10/01/21	1,000	1,058,110
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,449,439
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,930,879
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,422,728

TOTAL HAWAII		46,135,047

ILLINOIS — (0.3%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	8,066,314

152

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
KANSAS — (0.9%)
City of Olathe (GO) Series A
3.000%, 08/01/20	10,000	$10,047,900
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	3,025	3,066,926
State of Kansas Department of Transportation (RB) Series C
5.000%, 09/01/20	7,745	7,852,346

TOTAL KANSAS		20,967,172

KENTUCKY — (0.7%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	1,675	1,812,601
Louisville Water Co (RB)
5.000%, 11/15/20	8,280	8,468,205
5.000%, 11/15/21	2,825	3,002,438
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 08/01/20	4,110	4,152,456

TOTAL KENTUCKY		17,435,700

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,244,850

MAINE — (0.2%)
Cumberland County (GO)
2.000%, 11/06/20	5,000	5,033,800

MARYLAND — (9.1%)
Anne County Arundel (GO)
5.000%, 10/01/20	1,790	1,821,021
5.000%, 04/01/21	12,740	13,222,082
5.000%, 10/01/21	2,950	3,122,722
5.000%, 10/01/22	4,115	4,504,238
Baltimore County (GO)
5.000%, 02/01/21	3,520	3,628,522
3.000%, 11/01/21	6,080	6,276,080
Baltimore County (GO) (BAN)
4.000%, 03/22/21	20,000	20,571,000
Howard County (GO) Series A
5.000%, 08/15/20	14,215	14,382,168
5.000%, 08/15/20	200	202,282
5.000%, 02/15/21	2,775	2,865,021

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/15/21	100	$105,278
5.000%, 08/15/22	5,385	5,875,412
Maryland Economic Development Corp. (RB) Series A
¤ 5.375%, 06/01/25 (Pre-refunded @ $100, 6/1/20)	7,500	7,526,100
Maryland State (GO)
4.500%, 08/01/20	4,015	4,053,303
Maryland State (GO) Series B
5.000%, 08/01/20	8,425	8,515,569
5.000%, 08/01/20	5,000	5,053,750
5.000%, 08/01/21	5,000	5,256,950
Maryland State (GO) Series C
5.000%, 08/01/20	8,810	8,904,707
5.000%, 08/01/20	9,000	9,096,750
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,326,622
5.000%, 12/01/21	2,460	2,618,572
5.000%, 12/15/22	11,270	12,404,889
5.000%, 09/01/23	2,630	2,960,722
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,197,280
Montgomery County (GO) Series A
5.000%, 07/01/20	3,615	3,639,690
5.000%, 11/01/20	8,500	8,680,370
5.000%, 11/01/20	6,000	6,127,320
Montgomery County (GO) Series B
5.000%, 12/01/21	4,000	4,261,080
Prince County George’s (GO) Series A
5.000%, 07/15/20	11,720	11,821,612
5.000%, 09/15/21	3,500	3,696,525
5.000%, 07/15/22	10,000	10,879,500
Prince County George’s (GO) Series C
5.000%, 08/01/20	6,980	7,054,128
Talbot County (GO)
2.000%, 12/15/21	1,330	1,354,671
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/20	3,720	3,732,053

153

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 06/01/21	4,450	$4,648,648

TOTAL MARYLAND		217,386,637

MASSACHUSETTS — (4.5%)
City of Quincy (GO)
2.250%, 07/10/20	11,000	11,032,120
2.000%, 01/15/21	10,000	10,087,000
City of Quincy (GO) Series A
3.000%, 06/12/20	10,000	10,025,900
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,470,147
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,411,000
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,332,900
Commonwealth of Massachusetts (GO) Series B
4.000%, 05/21/20	5,000	5,009,350
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	18,500	18,697,025
5.000%, 07/01/21	3,170	3,322,033
5.000%, 10/01/21	8,000	8,466,080
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,544,755
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	5,830	5,890,340
Massachusetts Water Resources Authority (RB) Series G
5.000%, 08/01/20	3,000	3,031,050
North Middlesex Regional School District (GO)
2.000%, 02/05/21	10,000	10,090,800
TOTAL MASSACHUSETTS		108,410,500
MINNESOTA — (2.5%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,329,474

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	$607,966
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	352,433
City of Minneapolis (GO)
4.000%, 12/01/20	1,600	1,630,704
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	950	950,000
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	351,410
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,030,450
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	2,000	2,060,900
Hennepin County (GO) Series B
5.000%, 12/01/21	650	692,107
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	812,004
Minnesota State (GO) Series A
5.000%, 08/01/20	1,000	1,010,770
5.000%, 08/01/20	3,000	3,032,310
5.000%, 08/01/20	3,145	3,178,872
5.000%, 08/01/20	8,770	8,864,453
5.000%, 10/01/20	3,705	3,770,578
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	500	505,285
Minnesota State (GO) Series B
4.000%, 08/01/20	8,800	8,873,568
Minnesota State (GO) Series D
5.000%, 08/01/20	740	747,970
5.000%, 08/01/20	8,500	8,591,545
5.000%, 08/01/21	7,230	7,604,369
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	10	10,105

154

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	$4,792,290
TOTAL MINNESOTA		60,799,563
MISSOURI — (0.4%)
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,415,684
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,626,204
Missouri State Environmental Improvement & Energy Resources Authority (RB)
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 1/1/21)	1,760	1,807,362
TOTAL MISSOURI		8,849,250
NEBRASKA — (0.3%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	1,667,417
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,445,853

TOTAL NEBRASKA		6,113,270

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,784,380

NEW JERSEY — (7.5%)
Bergen County (GO)
3.000%, 06/12/20	3,000	3,007,770
2.000%, 12/11/20	10,000	10,077,900
City of Jersey (GO)
2.000%, 06/18/20	15,000	15,017,400
City of Jersey (GO) Series A
3.000%, 01/13/21	20,000	20,206,400
Cumberland County (GO)
2.000%, 11/13/20	1,390	1,399,744
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,845,063
Hudson County (GO)
2.000%, 12/08/20	30,504	30,679,398
Mercer County (GO) Series B
2.000%, 06/15/20	10,000	10,015,600

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Monmouth County (GO)
5.000%, 07/15/20	4,540	$4,578,363
5.000%, 07/15/21	3,770	3,955,936
5.000%, 07/15/22	3,415	3,716,101
Ocean County (GO)
5.000%, 08/01/20	2,000	2,020,700
Somerset County (GO)
3.000%, 09/11/20	10,600	10,690,842
Sussex County (GO)
2.500%, 06/19/20	5,000	5,011,800
Township of Berkeley Heights (GO)
3.000%, 07/10/20	10,000	10,043,500
Township of Cherry Hill (GO)
2.000%, 10/29/20	6,000	6,003,240
Township of Edison (GO) (BAN)
2.500%, 01/13/21	20,000	20,234,000
Township of North Brunswick (GO) Series A
3.000%, 07/21/20	10,000	10,050,500
Township of Parsippany-Troy Hills (GO)
2.000%, 11/13/20	8,000	8,056,080
TOTAL NEW JERSEY		178,610,337
NEW MEXICO — (1.2%)
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,981,138
New Mexico State (GO)
5.000%, 03/01/21	4,000	4,135,440
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,368,300
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/20	2,085	2,099,303
TOTAL NEW MEXICO		27,584,181
NEW YORK — (5.6%)
City of New York (GO) Series A-1
4.000%, 08/01/20	1,400	1,409,408
City of New York (GO) Series B
5.000%, 08/01/20	865	872,889
5.000%, 08/01/22	1,000	1,076,400
5.000%, 08/01/22	1,220	1,313,208

155

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/20	1,975	$1,993,012
City of New York (GO) Series C-1
4.000%, 08/01/20	13,000	13,087,360
City of New York (GO) Series E
5.000%, 08/01/20	3,565	3,597,513
5.000%, 08/01/20	2,570	2,593,438
5.000%, 08/01/21	1,500	1,566,210
5.000%, 08/01/21	13,900	14,513,546
5.000%, 08/01/22	3,000	3,229,200
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,044,140
City of New York (GO) Series G
5.000%, 08/01/21	5,915	6,176,088
City of New York (GO) Series J7
5.000%, 08/01/20	5,000	5,045,600
City of Rochester (GO) Series II
3.000%, 08/06/20	14,000	14,031,080
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	693,713
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	90,608
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	515	515,592
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	450	461,115
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,349,930
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,795	1,854,217
5.000%, 03/15/21	2,000	2,065,980
5.000%, 03/15/21	17,900	18,490,521
5.000%, 12/15/21	3,545	3,762,557
5.000%, 03/15/22	10,000	10,698,200

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	500	$503,800
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	3,150	3,253,919
5.000%, 02/15/22	4,000	4,266,920
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	4,000	4,125,640
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,065,980
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	2,430	2,483,266

TOTAL NEW YORK		134,231,050

NORTH CAROLINA — (4.2%)
City of Charlotte (GO)
5.000%, 12/01/20	1,605	1,645,189
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/20	3,375	3,398,287
City of Raleigh (GO) Series A
5.000%, 09/01/20	1,980	2,007,760
City of Raleigh Combined Enterprise System Revenue (RB) Series B
5.000%, 12/01/20	4,810	4,929,288
Davie County (GO)
5.000%, 05/01/20	1,595	1,595,000
Guilford County (GO) Series A
5.000%, 02/01/21	2,430	2,504,917
Mecklenburg County (GO)
5.000%, 02/01/21	950	979,289
5.000%, 03/01/21	9,555	9,882,641
North Carolina Eastern Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/21)	5,110	5,249,196
North Carolina State (GO)
5.000%, 06/01/20	1,175	1,178,842
North Carolina State (GO) Series A
5.000%, 05/01/20	2,220	2,220,000
5.000%, 06/01/20	18,300	18,359,841
5.000%, 06/01/21	12,440	12,996,690

156

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series B
5.000%, 06/01/20	5,000	$5,016,350
5.000%, 06/01/22	2,880	3,120,653
North Carolina State (GO) Series C
4.000%, 05/01/20	2,685	2,685,000
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	3,024,655
North Carolina State (GO) Series E
5.000%, 05/01/20	16,625	16,625,000
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,960,123

TOTAL NORTH CAROLINA		99,378,721

OHIO — (5.1%)
City of Columbus (GO) Series 1
5.000%, 07/01/20	10,000	10,067,800
5.000%, 07/01/21	4,500	4,714,740
City of Columbus (GO) Series A
5.000%, 08/15/20	2,350	2,378,247
4.000%, 02/15/21	1,690	1,731,304
5.000%, 04/01/21	6,495	6,738,303
5.000%, 04/01/21	1,500	1,556,190
3.000%, 07/01/21	12,830	13,147,158
5.000%, 07/01/21	1,010	1,058,197
Ohio State (GO)
5.000%, 09/01/20	6,380	6,470,341
Ohio State (GO) Series A
3.000%, 05/01/20	5,000	5,000,000
5.000%, 05/01/20	7,000	7,000,000
5.000%, 09/15/21	6,700	7,082,771
5.000%, 09/15/21	2,335	2,468,398
Ohio State (GO) Series B
5.000%, 08/01/20	10,000	10,105,300
2.000%, 09/01/20	2,500	2,511,100
5.000%, 09/01/20	4,340	4,401,454
5.000%, 06/15/21	9,500	9,943,650
5.000%, 08/01/21	1,000	1,052,030
Ohio State (GO) Series Q
5.000%, 05/01/20	1,635	1,635,000
Ohio State (GO) Series R
5.000%, 05/01/20	11,830	11,830,000
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,117,744

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,905,866
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,719,602

TOTAL OHIO		120,635,195

OKLAHOMA — (0.8%)
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,145,567
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	5,000	5,014,550
Tulsa County Industrial Authority (RB) Series A
¤ 7.250%, 11/01/40 (Pre-refunded @ $100, 5/1/20)	5,000	5,000,000

TOTAL OKLAHOMA		18,160,117

OREGON — (1.9%)
City of Portland (GO)
3.000%, 06/25/20	10,000	10,034,100
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/20	3,500	3,511,235
5.000%, 06/15/22	1,000	1,084,800
Metro (GO)
5.000%, 06/01/20	3,800	3,812,198
Metro (GO) Series A
5.000%, 06/01/20	3,000	3,009,630
5.000%, 06/01/21	2,110	2,203,494
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,931,974
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	766,142
Oregon State (GO) Series A
5.000%, 05/01/20	1,025	1,025,000
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,273,878

157

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series F
3.000%, 05/01/20	7,755	$7,755,000
Oregon State (GO) Series M
5.000%, 11/01/20	2,000	2,042,140
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,040,890
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	274,808

TOTAL OREGON		44,765,289

PENNSYLVANIA — (0.8%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,605,290
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,158,200
Montgomery County Industrial Development Authority (RB) (FHA INS)
¤ 5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)	10,000	10,114,800

TOTAL PENNSYLVANIA		19,878,290

SOUTH CAROLINA — (4.4%)
Charleston County (GO) (ST AID WITHHLDG)
5.000%, 11/01/20	3,175	3,241,897
Charleston County (GO) Series B
5.000%, 11/01/20	12,000	12,252,840
Charleston County School District (BAN) (SCSDE)
5.000%, 05/12/21	25,000	26,002,500
Charleston County School District (GO) (SCSDE) Series B
4.000%, 05/13/20	2,000	2,002,280
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	1,948,996

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Florence County (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	7,475	$7,493,314
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,717,054
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	10,000	10,170,400
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	11,270	11,655,434
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	7,000	7,215,320
South Carolina State (GO) Series A
5.000%, 06/01/20	8,945	8,973,714
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/20	7,760	7,895,800
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	4,052,023

TOTAL SOUTH CAROLINA		104,621,572

TENNESSEE — (1.3%)
City of Memphis (GO) Series A
5.000%, 04/01/21	4,550	4,717,940
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	4,054,267
Knox County (GO) Series B
5.000%, 06/01/21	515	537,820
5.000%, 06/01/22	550	595,243
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,481,762
Metropolitan Government of Nashville & Davidson County (GO) Series A
¤ 5.000%, 07/01/22 (Pre-refunded @ $100, 7/1/20)	2,000	2,013,700

158

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	525	$528,596
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB) Series A
5.000%, 05/15/20	2,000	2,002,700
Shelby County (GO) Series A
5.000%, 03/01/21	2,550	2,637,440
Tennessee State (GO) Series A
5.000%, 09/01/20	5,010	5,079,739

TOTAL TENNESSEE		31,649,207

TEXAS — (10.4%)
Austin Community College District (GO)
5.000%, 08/01/20	3,715	3,753,004
Austin Independent School District (GO) Series B
5.000%, 08/01/20	3,705	3,743,347
Bexar County Health Facilities Development Corp. (RB)
¤ 6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20)	3,030	3,055,543
City of Allen (GO)
5.000%, 08/15/21	1,840	1,933,380
City of Austin (GO)
5.000%, 09/01/20	16,250	16,476,200
City of Dallas (GO)
5.000%, 02/15/21	5,045	5,209,467
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	4,685,568
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	4,979,593
City of Houston (RN)
3.000%, 06/26/20	18,200	18,263,154
City of Houston (GO) Series A
5.000%, 03/01/21	4,625	4,780,446
City of San Antonio (GO)
5.000%, 02/01/21	3,100	3,194,178
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	1,987,414

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	6,380	$6,455,603
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,372,660
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,500	1,548,180
5.000%, 02/15/22	2,485	2,660,863
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,709,626
Northside Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	19,815	20,053,176
Texas State (RN)
4.000%, 08/27/20	69,225	69,987,859
Texas State (GO)
5.000%, 10/01/20	3,825	3,892,894
5.000%, 04/01/21	8,130	8,439,103
5.000%, 04/01/21	4,000	4,152,080
5.000%, 10/01/21	8,175	8,656,017
5.000%, 10/01/23	1,425	1,612,430
Texas State (GO) Series A
5.000%, 10/01/21	2,200	2,329,448
5.000%, 10/01/21	2,580	2,731,807
Texas State (GO) Series C
5.000%, 08/01/20	1,365	1,379,333
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	7,402,710
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/20	20,660	21,028,368
5.000%, 10/01/21	4,050	4,282,996

TOTAL TEXAS		248,756,447

UTAH — (1.8%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	974,329

159

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Davis School District (GO) (SCH BD GTY) Series A
5.000%, 06/01/20	8,250	$8,276,482
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/20	9,175	9,219,774
5.000%, 06/15/22	4,400	4,773,120
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/20	5,980	6,020,544
Utah State (GO)
5.000%, 07/01/21	2,820	2,956,601
5.000%, 07/01/22	9,690	10,538,941

TOTAL UTAH		42,759,791

VERMONT — (0.2%)
Vermont State (GO) Series B
2.000%, 08/15/20	3,630	3,643,177

VIRGINIA — (6.3%)
Arlington County (GO)
5.000%, 06/15/20	7,015	7,049,724
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,211,721
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,847,285
City of Norfolk (GO) (ST AID WITHHLDG) (ETM)
5.000%, 08/01/20	285	287,978
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	6,395	6,461,508
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	7,271,788
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/20	11,225	11,319,851
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
4.000%, 06/01/20	9,130	9,152,460
5.000%, 06/01/21	13,645	14,249,610
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/20	2,260	2,267,255
5.000%, 06/01/20	5,960	5,979,132
5.000%, 06/01/20	10,000	10,032,100

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
3.000%, 10/01/20	10,735	$10,837,627
4.000%, 10/01/20	15,530	15,741,674
4.000%, 10/01/22	7,220	7,740,562
Fairfax County (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/20	6,700	6,791,321
Hanover County (GO) (ST AID WITHHLDG)
5.000%, 01/15/21	1,245	1,280,831
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	4,970	5,021,439
5.000%, 08/01/21	2,980	3,132,397
Loudoun County (GO) Series A
5.000%, 12/01/20	705	722,364
University of Virginia (RB) Series B
5.000%, 08/01/21	15,000	15,770,850
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,178,840

TOTAL VIRGINIA		150,348,317

WASHINGTON — (7.1%)
City of Seattle (GO) Series A
5.000%, 05/01/20	2,345	2,345,000
5.000%, 04/01/21	9,000	9,337,140
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,112,380
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	21,795	22,461,927
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,954,562
5.000%, 10/01/21	11,130	11,775,206
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/20	2,000	2,049,140
5.000%, 12/01/21	4,700	4,999,907
King County (GO)
5.000%, 12/01/20	3,000	3,073,890
5.000%, 12/01/21	3,000	3,194,340

160

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO) Series B
5.000%, 07/01/20	4,880	$4,913,086
King County (GO) Series C
5.000%, 01/01/21	4,450	4,570,951
5.000%, 01/01/22	4,700	5,016,404
King County (GO) Series D
5.000%, 12/01/20	2,630	2,694,777
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/20	2,150	2,202,826
King County Sewer Revenue (RB)
¤ 5.000%, 01/01/50 (Pre-refunded @ $100, 7/1/20)	3,005	3,025,825
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,249,360
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/20	7,505	7,682,793
State of Washington (GO) Series R-C
5.000%, 07/01/20	1,840	1,852,806
Washington State (GO)
5.000%, 06/01/20	3,630	3,641,979
5.000%, 07/01/20	5,000	5,034,800
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,460,986
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,531,900
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,576,320
Washington State (GO) Series B
5.000%, 07/01/20	15,000	15,104,400
Washington State (GO) Series C
5.000%, 02/01/21	14,700	15,153,201
Washington State (GO) Series R
5.000%, 07/01/21	4,000	4,189,920

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	$2,720,550
Washington State (GO) (ETM) Series C
5.000%, 07/01/20	3,650	3,675,295

TOTAL WASHINGTON		168,601,671

WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	10,040,971

WISCONSIN — (3.0%)
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/20	120	120,000
Wisconsin State (GO) Series 1
5.000%, 05/01/20	3,235	3,235,000
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,539,086
5.000%, 11/01/22	3,000	3,292,920
Wisconsin State (GO) Series B
5.000%, 05/01/20	5,045	5,045,000
5.000%, 05/01/20	11,930	11,930,000
5.000%, 05/01/20	23,790	23,790,000
5.000%, 05/01/21	9,655	10,050,855
Wisconsin State (GO) Series D
5.000%, 05/01/20	7,515	7,515,000

TOTAL WISCONSIN		71,517,861

TOTAL MUNICIPAL BONDS Cost ($2,356,152,250)		2,360,883,431

COMMERCIAL PAPER — (1.0%)
Regents of the University
0.850%, 06/03/20	23,035	23,047,434

TOTAL INVESTMENTS — (100.0%) (Cost $2,379,187,250)		$2,383,930,865

161

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,360,883,431	—	$2,360,883,431
Commercial Paper	—	23,047,434	—	23,047,434

TOTAL	—	$2,383,930,865	—	$2,383,930,865

See accompanying Notes to Financial Statements.

162

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$262,785
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,471,300

TOTAL ALABAMA		3,734,085

ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	4,050,553
5.000%, 09/01/23	200	225,498
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,213,428

TOTAL ALASKA		7,489,479

ARIZONA — (0.2%)
City of Tucson (GO) Series 2012-
3.000%, 07/01/22	1,455	1,515,630
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,912,102

TOTAL ARIZONA		3,427,732

ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,037,460
5.000%, 06/15/21	3,750	3,922,125
5.000%, 04/01/22	2,800	3,016,692
4.250%, 06/01/23	3,325	3,644,000

TOTAL ARKANSAS		11,620,277

CALIFORNIA — (2.1%)
California State (GO)
5.000%, 11/01/24	1,175	1,359,334
5.000%, 08/01/25	750	883,042
5.000%, 08/01/25	4,165	4,903,829
5.000%, 11/01/25	1,985	2,351,451
5.000%, 08/01/26	200	241,146
5.000%, 08/01/26	8,000	9,645,840
3.500%, 08/01/27	800	899,960
5.000%, 11/01/27	5,580	6,912,169
5.000%, 04/01/29	2,000	2,538,080

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/21	250	$263,638
5.000%, 09/01/25	9,000	10,618,200

TOTAL CALIFORNIA		40,616,689

COLORADO — (0.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	452,396
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,460,681
City & County of Denver (GO) Series
5.000%, 08/01/23	1,830	2,058,512
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,699,365
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,661,038
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,642,271
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,956,797

TOTAL COLORADO		15,931,060

CONNECTICUT — (0.1%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,429,785

DELAWARE — (0.8%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,289,840
5.000%, 02/01/29	5,000	6,488,200
Delaware State (GO) Series
5.000%, 08/01/23	2,225	2,507,397

163

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DELAWARE — (Continued)
Delaware State (GO) Series A
5.000%, 10/01/23	1,290	$1,461,531
New Castle County (GO)
5.000%, 10/01/23	1,000	1,133,330
New Castle County (GO) Series B
5.000%, 07/15/22	700	762,041

TOTAL DELAWARE		14,642,339

DISTRICT OF COLUMBIA — (2.5%)
District of Columbia (GO) Series
5.000%, 06/01/23	2,000	2,237,780
5.000%, 06/01/25	1,500	1,780,620
District of Columbia (GO) Series A
5.000%, 06/01/20	3,445	3,456,024
5.000%, 06/01/20	6,000	6,019,200
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	15,110,609
5.000%, 06/01/25	4,500	5,341,860
Washington Metropolitan Area Transit Authority (RB) Series
5.000%, 07/01/26	3,500	4,227,860
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,100	9,982,197

TOTAL DISTRICT OF COLUMBIA		48,156,150

FLORIDA — (3.2%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,758,510
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/20	250	254,322
Florida State (GO) Series A
5.000%, 06/01/20	4,000	4,013,160
5.000%, 06/01/23	1,300	1,456,234
5.000%, 06/01/24	1,400	1,618,162
5.000%, 07/01/24	5,000	5,793,600
5.000%, 06/01/25	6,500	7,733,635
Florida State (GO) Series B
5.000%, 06/01/20	6,400	6,421,056
5.000%, 06/01/23	350	392,063

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/20	3,000	$3,009,870
5.000%, 06/01/23	7,000	7,841,260
5.000%, 06/01/27	2,000	2,505,980
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,083,340
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,225,879
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,920,844
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,415,010
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,410,253

TOTAL FLORIDA		60,853,178

GEORGIA — (3.4%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,666,251
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,313,958
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,641,674
5.000%, 07/01/27	6,090	7,650,563
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,645,739
5.000%, 07/01/26	9,200	11,271,196
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,778,096
5.000%, 12/01/26	3,000	3,714,960
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,536,069
5.000%, 01/01/27	2,000	2,481,840
Georgia State (GO) Series I
5.000%, 07/01/20	900	906,129
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,793,500

164

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	$2,059,817

TOTAL GEORGIA		64,459,792

HAWAII — (2.2%)
City & County of Honolulu (GO) Series
5.000%, 08/01/20	1,470	1,485,332
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	225,732
5.000%, 10/01/24	6,870	7,971,399
5.000%, 10/01/25	4,925	5,856,219
Hawaii State (GO) Series
3.000%, 10/01/23	3,710	3,939,983
5.000%, 01/01/26	5,000	5,982,650
5.000%, 01/01/27	10,000	12,258,600
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	905,208
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,456,966
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,952,928

TOTAL HAWAII		43,035,017

KANSAS — (1.2%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	553,639
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,361,112
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	503,371
Johnson County Unified School District No. 232 De Soto (GO) Series A-
5.000%, 09/01/20	2,550	2,585,165
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,923,120
Kansas State Department of Transportation (RB) Series
5.000%, 09/01/27	1,500	1,820,430
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,426,410

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,860	$1,885,649
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,399,889
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	3,000	3,041,580

TOTAL KANSAS		22,500,365

KENTUCKY — (1.2%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,213,226
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,629,953
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,272,883
Louisville/Jefferson County Metropolitan Government (GO) Series
5.000%, 12/01/20	5,155	5,281,658

TOTAL KENTUCKY		23,397,720

LOUISIANA — (1.1%)
Louisiana State (GO) Series
5.000%, 02/01/24	2,000	2,263,060
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,814,794
Louisiana State (GO) Series D-1
5.000%, 12/01/20	4,065	4,161,056

TOTAL LOUISIANA		20,238,910

MAINE — (0.3%)
Maine State (GO) Series
5.000%, 06/01/20	3,000	3,009,600
5.000%, 06/01/27	2,000	2,498,300

TOTAL MAINE		5,507,900

MARYLAND — (10.8%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,668,025

165

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 04/01/23	1,165	$1,296,191
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,082,010
5.000%, 02/01/22	2,100	2,249,562
5.000%, 08/01/22	400	435,568
3.000%, 11/01/24	1,000	1,073,700
5.000%, 03/01/27	5,000	6,197,250
5.000%, 11/01/27	2,175	2,737,955
5.000%, 03/01/28	4,000	5,065,920
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,729,450
Carroll County (GO)
5.000%, 11/01/20	5,450	5,565,649
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,649,275
5.000%, 10/15/22	8,060	8,833,841
5.000%, 10/15/23	2,640	2,988,031
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,914,141
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,543,581
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,887,819
Maryland State (GO) Series
5.000%, 06/01/23	5,000	5,604,150
5.000%, 03/15/26	8,155	9,904,166
5.000%, 08/01/27	5,000	6,281,900
Maryland State (GO) Series A
5.000%, 08/01/27	2,000	2,512,760
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,264,300
5.000%, 08/01/27	5,945	7,469,179
5.000%, 08/01/28	4,000	5,137,480
Maryland State (GO) Series C
5.000%, 08/01/20	7,250	7,327,937
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,147,075
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,679,825
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,239,080
4.000%, 11/01/26	9,500	11,109,205

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Prince County George’s (GO) Series A
5.000%, 07/15/25	17,780	$21,205,673
4.000%, 07/01/26	2,000	2,324,120
3.000%, 09/15/27	10,950	11,996,272
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	2,618,830
Prince County George’s (GO) Series C
5.000%, 08/01/20	3,450	3,486,639
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,106,580
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,383,013
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,077,880

TOTAL MARYLAND		205,794,032

MASSACHUSETTS — (4.0%)
City of Boston (GO) Series
5.000%, 03/01/28	6,800	8,629,404
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,934,148
5.000%, 04/01/24	3,000	3,441,300
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	162,414
City of Woburn (GO)
4.000%, 09/01/22	350	373,594
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,272,350
5.000%, 07/01/28	1,725	2,199,668
5.000%, 07/01/28	4,000	5,100,680
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,063,551
5.000%, 04/01/23	10,000	11,117,000
5.000%, 08/01/24	1,500	1,735,650
5.000%, 04/01/26	4,000	4,840,720
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,098,331
5.000%, 11/01/27	9,000	11,278,530

166

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$4,330,443
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,034,345
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,541,735
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,265,350
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,297,480
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,162,120

TOTAL MASSACHUSETTS		75,878,813

MICHIGAN — (0.3%)
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	529,405
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,364,520
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,041,140
University of Michigan (RB) Series
4.000%, 04/01/23	1,000	1,081,050

TOTAL MICHIGAN		5,016,115

MINNESOTA — (3.9%)
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,314,015
County of Hennepin (GO) Series A
5.000%, 12/01/23	2,410	2,743,110
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	883,600

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	$5,152,250
Hennepin County (GO) Series
5.000%, 12/01/26	4,070	5,028,363
Hennepin County (GO) Series C
5.000%, 12/01/27	5,800	7,329,170
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,259,000
Metropolitan Council (GO) Series
5.000%, 03/01/23	2,015	2,236,529
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,661,748
5.000%, 03/01/26	700	847,980
Minnesota State (GO) Series
5.000%, 08/01/20	5,460	5,518,804
5.000%, 08/01/27	5,000	6,270,100
Minnesota State (GO) Series A
5.000%, 08/01/28	6,130	7,851,182
Minnesota State (GO) Series B
5.000%, 10/01/21	4,660	4,933,495
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,730,747
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,239,874
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,284,454

TOTAL MINNESOTA		74,284,421

MISSISSIPPI — (1.0%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,358,986

167

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MISSISSIPPI — (Continued)
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	$8,223,370

TOTAL MISSISSIPPI		19,582,356

MISSOURI — (1.2%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,032,770
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,650,606
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,208,593
5.000%, 02/01/23	3,955	4,365,529
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,242,797
5.000%, 03/01/24	4,100	4,693,024
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,768,735
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,413,920

TOTAL MISSOURI		23,375,974

MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	636,912

NEBRASKA — (0.4%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,746,085
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,645,624
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	2,542,297
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	1,000	1,024,390

TOTAL NEBRASKA		7,958,396

	Face Amount^	Value†
	(000)
NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	$511,604
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,190,077

TOTAL NEVADA		3,701,681

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/20	2,720	2,737,626

NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,206,987
3.000%, 02/01/27	3,035	3,328,818
3.000%, 02/01/28	4,560	5,026,990
Essex County (GO) Series A
5.000%, 08/01/20	1,000	1,010,350
Montville Township (GO)
3.000%, 10/01/25	505	551,036
Morris County (GO)
4.000%, 10/15/20	2,390	2,425,157
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,111,042
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	362,173
Township of Livingston (GO)
3.000%, 01/15/21	350	355,169
Township of Parsippany-Troy Hills (GO) Series
2.000%, 09/15/22	4,100	4,191,635
Union County (GO) (ETM) Series B
¤ 3.000%, 03/01/22	45	46,765
Union County (GO) Series B
¤ 3.000%, 03/01/22	2,315	2,402,785

TOTAL NEW JERSEY		24,018,907

NEW MEXICO — (1.1%)
City of Albuquerque (GO) Series
5.000%, 07/01/24	1,300	1,502,319
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
4.000%, 09/01/20	945	954,781

168

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series
4.000%, 08/01/20	125	$125,962
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,540,800
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,434,480
New Mexico State Severance Tax Permanent Fund (RB) Series B
4.000%, 07/01/20	4,100	4,121,648
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,086,490
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/20	3,270	3,303,060
5.000%, 08/01/24	2,000	2,315,100

TOTAL NEW MEXICO		21,384,640

NEW YORK — (5.9%)
City of New York (GO) Series
5.000%, 08/01/23	6,000	6,635,760
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,377,279
5.000%, 08/01/26	7,015	8,302,252
City of New York (GO) Series B
5.000%, 08/01/21	450	469,863
5.000%, 08/01/22	600	645,840
City of New York (GO) Series B-
5.000%, 12/01/22	2,240	2,434,410
City of New York (GO) Series C
5.000%, 08/01/20	5,625	5,676,300
5.000%, 08/01/22	1,500	1,614,600
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,135,602
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,150,457
5.000%, 08/01/23	3,725	4,119,701
5.000%, 08/01/26	2,500	2,958,750
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,076,400

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	$2,145,540
New York State Dormitory Authority (RB) Series
5.000%, 02/15/25	4,055	4,707,247
New York State Dormitory Authority (RB) Series A
3.000%, 07/01/20	1,615	1,620,862
5.000%, 12/15/22	10,000	10,948,100
5.000%, 03/15/23	200	220,316
5.000%, 03/15/23	2,500	2,757,675
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	10,880,646
5.000%, 02/15/24	4,900	5,545,183
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,533,484
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,200,660
5.000%, 02/15/24	9,950	11,260,116
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,065,980
¤ 5.000%, 03/15/28	2,505	3,091,671
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,337,275
5.000%, 03/15/25	3,440	4,001,786
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	337,488
Town of Huntington (GO)
2.000%, 12/01/23	100	102,932
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,000	4,087,680
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,250	1,461,325

TOTAL NEW YORK		113,903,180

NORTH CAROLINA — (6.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,890,650
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,598,147

169

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Forsyth County (GO)
4.000%, 12/01/21	3,500	$3,673,810
Guilford County (GO)
5.000%, 03/01/24	2,300	2,639,181
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,927,224
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,766,750
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,087,336
Moore County (GO)
5.000%, 06/01/22	2,740	2,964,214
New Hanover County (GO)
5.000%, 02/01/23	250	277,095
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
¤ 6.000%, 01/01/22	9,700	10,524,112
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,550,048
5.000%, 06/01/25	10,000	11,903,400
5.000%, 06/01/26	5,000	6,112,300
5.000%, 06/01/28	5,035	6,458,898
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,552,135
North Carolina State (GO) Series C
5.000%, 05/01/20	3,270	3,270,000
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,485,610
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,551,680
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,474,700
5.000%, 03/01/25	5,000	5,909,950
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,442,410

TOTAL NORTH CAROLINA		118,059,650

OHIO — (5.0%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,774,208

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series
2.000%, 08/15/20	3,285	$3,296,925
2.000%, 08/15/22	6,160	6,302,296
5.000%, 04/01/23	750	834,457
4.000%, 04/01/27	8,800	10,337,272
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,452,764
5.000%, 07/01/26	4,260	5,187,956
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,334,606
City of Columbus (GO) Series A
3.000%, 07/01/21	470	481,618
3.000%, 07/01/22	700	730,394
4.000%, 07/01/23	4,995	5,447,447
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,431,080
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	212,924
Ohio Higher Educational Facility Commission (RB)
¤ 5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)	1,875	1,888,275
Ohio State (GO) Series
5.000%, 03/01/25	3,525	4,157,420
Ohio State (GO) Series A
3.000%, 02/01/22	500	518,190
5.000%, 08/01/22	3,000	3,267,450
5.000%, 09/15/22	250	273,423
5.000%, 09/01/25	5,550	6,635,913
Ohio State (GO) Series A-
5.000%, 09/15/22	500	546,845
Ohio State (GO) Series B
5.000%, 08/01/20	3,020	3,051,801
5.000%, 09/01/24	2,665	3,098,436
5.000%, 09/01/27	625	782,800
5.000%, 09/15/27	1,500	1,880,355
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,057,130
5.000%, 08/01/27	6,880	8,600,688
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,478,694
State of Ohio (GO) Series B
5.000%, 06/15/23	2,000	2,241,220

170

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series
5.000%, 12/01/27	3,190	$4,023,164

TOTAL OHIO		96,325,751

OKLAHOMA — (0.1%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,083,340

OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	769,980
City of Portland (GO) Series B
4.000%, 06/01/20	935	937,300
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	792,323
5.000%, 06/15/26	1,550	1,889,574
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,299,680
City of Salem (GO)
5.000%, 06/01/25	530	630,589
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,317,497
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,829,689
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series
5.000%, 06/15/23	3,355	3,759,647
Oregon State (GO) Series A
5.000%, 05/01/21	200	208,178
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,682,895
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,866,224
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,508,139
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,302,095

	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series A
5.000%, 05/01/24	3,545	$4,082,599
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series
5.000%, 06/15/27	2,390	2,969,814
Washington County (GO)
5.000%, 03/01/24	2,400	2,748,096
5.000%, 03/01/25	5,100	5,999,232
5.000%, 03/01/26	300	361,359

TOTAL OREGON		51,954,910

PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,851,113
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	12,086,934
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,158,200
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,870,571
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,119,074

TOTAL PENNSYLVANIA		35,085,892

RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,743,592
Rhode Island State (GO) Series C
5.000%, 08/01/20	4,870	4,920,550
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	744,150

TOTAL RHODE ISLAND		7,408,292

171

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (2.2%)
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	$4,423,479
Charleston County (GO)
5.000%, 11/01/23	1,000	1,135,250
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,252,933
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	4,041,490
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,612,546
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,081,671
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	401,424
Clemson University (RB)
3.000%, 05/01/21	350	357,242
Dorchester County School District No. 2 (GO) (SCSDE) Series
5.000%, 03/01/25	1,430	1,684,354
Florence School District One (GO) (SCSDE)
5.000%, 03/01/21	3,170	3,277,621
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,405,271
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,227,375
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,635,279
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,916,738

TOTAL SOUTH CAROLINA		42,452,673

	Face Amount^	Value†
	(000)
TENNESSEE — (3.7%)
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	$2,018,415
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,288,137
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	691,654
Hamilton County (GO) Series
5.000%, 04/01/26	3,000	3,647,670
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,722,536
Knox County (GO)
5.000%, 06/01/20	2,585	2,593,298
5.000%, 04/01/24	3,440	3,948,879
Knox County (GO) Series
5.000%, 08/01/23	1,300	1,461,889
Maury County (GO)
5.000%, 04/01/21	5,105	5,295,314
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,085,590
5.000%, 01/01/26	5,840	7,005,313
5.000%, 07/01/27	3,510	4,365,949
4.000%, 07/01/28	10,000	11,856,900
Putnam County (GO)
4.000%, 04/01/23	975	1,054,024
Sumner County (GO)
5.000%, 06/01/21	110	114,850
Tennessee State (GO) Series
5.000%, 09/01/24	4,075	4,745,256
5.000%, 02/01/27	7,720	9,594,261
Tennessee State (GO) Series B
5.000%, 08/01/20	1,945	1,965,131
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,390,478
Williamson County (GO) Series A
4.000%, 05/01/22	300	317,964

TOTAL TENNESSEE		70,163,508

TEXAS — (12.5%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,583,007
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/20	350	353,623

172

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
3.000%, 08/15/20	1,700	$1,710,931
City of Austin (GO)
5.000%, 09/01/20	1,655	1,678,038
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,814,863
City of Denton (GO)
4.000%, 02/15/22	2,510	2,647,096
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,876,500
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,320,500
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,108,330
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,115,813
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
¤ 5.000%, 02/01/21	720	742,910
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,588,052
Clear Creek Independent School District (GO) (PSF-GTD)Series A
4.000%, 02/15/23	4,380	4,737,277
5.000%, 02/15/25	2,175	2,561,976
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,713,605
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,612,700
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,706,149
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	579,880
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,219,390
5.000%, 02/15/24	3,000	3,419,700
Galveston County (GO)
5.000%, 02/01/22	1,000	1,070,680
Grayson County (GO)
5.000%, 01/01/21	1,990	2,043,810

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	$1,523,277
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,089,830
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,425,305
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	8,424,702
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,393,280
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,754,468
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	959,664
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	6,633,972
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,031,582
5.000%, 08/15/25	1,880	2,240,904
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,844,920
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,936,182
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,925,425

173

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series
5.000%, 07/01/26	5,500	$6,687,175
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,573,990
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,325,093
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,745,312
State of Texas (GO) Series A
5.000%, 10/01/23	2,690	3,043,816
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,149,832
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,167,840
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,671,435
Texas State (GO)
5.000%, 04/01/23	5,000	5,567,650
5.000%, 10/01/23	15,345	17,363,328
5.000%, 10/01/26	2,845	3,486,462
Texas State (GO) Series A
5.000%, 04/01/25	1,000	1,179,030
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,960,000
5.250%, 04/01/26	300	367,497
5.000%, 10/01/26	4,340	5,321,534
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,896,172
University of Texas System (The) (RB) Series
5.000%, 08/15/26	4,835	5,903,003
5.000%, 08/15/26	2,000	2,441,780
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,148,072
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	2,975,700
5.000%, 08/15/26	1,500	1,831,335

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Via Metropolitan Transit (RB)
5.000%, 07/15/20	2,495	$2,515,983

TOTAL TEXAS		238,710,380

UTAH — (2.5%)
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,172,640
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,354,154
Utah State (GO)
5.000%, 07/01/22	11,285	12,273,679
5.000%, 07/01/24	12,350	14,326,617
5.000%, 07/01/26	4,450	5,448,847
5.000%, 07/01/27	4,435	5,568,009
5.000%, 07/01/27	1,665	2,090,358
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,795,589

TOTAL UTAH		48,029,893

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,432,103
Vermont State (GO) Series C
4.000%, 08/15/23	225	246,481
Vermont State (GO) Series F
5.000%, 08/15/20	1,100	1,113,222

TOTAL VERMONT		2,791,806

VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,273,210
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,970,919
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,163,650
5.000%, 09/01/22	2,050	2,240,117
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,071,666
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,852,735
5.000%, 07/15/24	3,170	3,675,964

174

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	$4,438,371
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,061,622
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,380,785
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,216,760
City of Virginia Beach (GO) (ST AID WITHHLDG) Series
5.000%, 07/15/23	2,725	3,065,516
5.000%, 02/01/25	2,590	3,054,076
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,194,340
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,590,898
5.000%, 06/01/25	500	592,185
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,201,800
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,406,494
Fairfax County (GO) (ST AID WITHHLDG) Series
5.000%, 10/01/24	5,000	5,836,750
5.000%, 10/01/27	1,000	1,262,890
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,000	1,232,380
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,114,683
5.000%, 08/01/28	2,905	3,736,324
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	257,558
University of Virginia (RB) Series B
5.000%, 08/01/21	6,250	6,571,187

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	$760,697

TOTAL VIRGINIA		90,223,577

WASHINGTON — (6.6%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,173,571
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,152,550
5.000%, 07/01/25	900	1,065,330
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	3,665	3,716,017
5.000%, 07/01/27	8,400	10,500,336
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	350	354,872
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	335,501
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,324,186
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,556,440
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,046,760
4.000%, 12/01/22	2,630	2,825,988
County of Kitsap WA (GO)
5.000%, 06/01/21	200	208,862
King County (GO)
5.000%, 01/01/21	425	436,552
King County (GO) Series A
5.000%, 06/01/28	3,555	4,529,070
5.000%, 06/01/29	2,050	2,657,948
King County (GO) Series E
5.000%, 12/01/25	955	1,148,865
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,261,492

175

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	$6,410,067
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,977,155
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,047,720
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	2,950,243
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/20	2,245	2,298,970
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,617,316
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,788,120
Spokane County (GO)
5.000%, 12/01/22	1,025	1,128,453
State of Washington (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,699,832
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	159,669
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	451,911
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,060,267
Washington State (GO) Series
5.000%, 02/01/23	1,940	2,145,252
5.000%, 07/01/23	3,800	4,258,090
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	236,448

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A
5.000%, 08/01/23	750	$842,625
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,385,700
5.000%, 07/01/25	1,500	1,780,500
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,658,700
Washington State (GO) Series D
5.000%, 07/01/20	5,000	5,034,800
5.000%, 06/01/27	3,000	3,733,680
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,667,944
Washington State (GO) Series R-2015-C
5.000%, 07/01/20	2,000	2,013,920
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,324,269
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,920,770

TOTAL WASHINGTON		126,886,761

WEST VIRGINIA — (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
4.000%, 05/01/20	130	130,000

WISCONSIN — (1.0%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,457,200
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	473,102
Oregon School District (GO)
3.000%, 03/01/21	430	437,258
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,894,287
Wisconsin State (GO) Series
5.000%, 05/01/23	8,515	9,499,079

176

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	$3,413,660

TOTAL WISCONSIN		19,174,586

TOTAL MUNICIPAL BONDS Cost ($1,864,537,141)		1,913,794,550

TOTAL INVESTMENTS — (100.0%) (Cost $1,864,537,141)		$1,913,794,550

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,913,794,550	—	$1,913,794,550

TOTAL	—	$1,913,794,550	—	$1,913,794,550

See accompanying Notes to Financial Statements.

177

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alhambra Unified School District (GO) Series A
4.000%, 08/01/20	750	$755,918
4.000%, 08/01/20	585	589,616
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	1,910	2,021,277
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	3,225	3,412,888
Anaheim Union High School District (GO)
5.000%, 08/01/20	600	606,180
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/42 (Pre-refunded @ $100, 10/1/20)	22,635	23,046,957
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/21	3,500	3,597,580
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	331,937
Beverly Hills Unified School District (GO) Series A
5.000%, 08/01/20	13,055	13,190,511
5.000%, 08/01/21	9,700	10,193,536
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	1,750	1,899,887
California State (GO)
5.000%, 08/01/20	7,440	7,520,873
5.000%, 08/01/20	2,415	2,441,251
5.000%, 09/01/20	700	710,234
5.000%, 10/01/20	6,455	6,573,578
5.000%, 10/01/20	3,410	3,472,642
5.000%, 10/01/20	1,610	1,639,576
5.000%, 10/01/20	11,000	11,202,070
5.000%, 11/01/20	8,000	8,176,960
5.000%, 02/01/21	650	669,890
5.000%, 04/01/21	795	824,781
5.000%, 08/01/21	8,060	8,472,188

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/21	2,835	$2,979,982
5.000%, 08/01/21	2,000	2,102,280
5.000%, 08/01/21	9,775	10,274,893
5.000%, 08/01/21	4,470	4,698,596
5.000%, 08/01/21	1,300	1,366,482
5.000%, 09/01/21	7,845	8,272,945
5.000%, 09/01/21	6,570	6,928,393
5.000%, 10/01/21	17,155	18,149,475
5.000%, 12/01/21	2,000	2,129,560
5.000%, 03/01/22	10,000	10,729,000
5.000%, 08/01/22	785	851,325
5.250%, 09/01/22	8,170	8,930,872
5.000%, 10/01/22	12,000	13,083,960
5.250%, 10/01/22	500	548,125
California State (GO) Series B
5.000%, 09/01/20	3,600	3,652,632
5.000%, 09/01/21	840	885,822
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,065,600
California State Department of Water Resources (RB) Series AS
¤ 5.000%, 12/01/22	3,355	3,698,149
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,267,728
California State Department of Water Resources (RB) (ETM) Series AS
¤ 5.000%, 12/01/22	35	38,786
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	17,945	17,945,000
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20)	4,675	4,675,000
California State Department of Water Resources Power Supply Revenue (RB) Series N
4.000%, 05/01/20	4,705	4,705,000

178

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	$16,511,397
5.000%, 05/01/22	3,280	3,542,302
California State Public Works Board (RB) (ETM) Series F
¤ 5.000%, 10/01/20	2,015	2,051,673
California State Public Works Board (RB) (ETM) Series H
¤ 5.000%, 09/01/21	1,050	1,111,163
California Statewide Communities Dev. Authority (RB) Series A
¤ 6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)	5,500	5,583,545
Carlsbad Unified School District (GO) Series A
4.000%, 08/01/20	2,000	2,015,940
5.000%, 08/01/21	1,160	1,219,021
Cerritos Community College District (GO) Series C
4.000%, 08/01/20	425	428,375
4.000%, 08/01/21	1,250	1,298,037
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,231,353
Chabot-Las Positas Community College District (GO) Series A
4.000%, 08/01/20	1,275	1,285,123
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	648,625
City & County of San Francisco (GO)
5.000%, 06/15/20	1,600	1,607,936
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	750	753,720
5.000%, 06/15/20	1,000	1,004,960
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	3,565	3,582,682
5.000%, 06/15/20	965	969,786
5.000%, 06/15/21	250	261,590
City of Berkeley (RN)
2.000%, 07/22/20	10,000	10,028,700

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	14,930	$15,325,346
City of Los Angeles (RN)
5.000%, 06/25/20	30,375	30,583,069
City of Los Angeles (GO) Series A
5.000%, 09/01/20	9,400	9,530,848
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,460,956
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	417,086
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	5,695	5,814,994
5.000%, 11/01/20	1,070	1,092,545
4.000%, 11/01/22	3,000	3,210,870
5.000%, 11/01/22	1,345	1,472,493
5.000%, 11/01/23	1,835	2,072,394
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	4,690	4,993,818
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/20)	3,510	3,586,939
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,335,904
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,854,565
City of Torrance (RN)
2.000%, 06/25/20	19,000	19,036,290
Colton Joint Unified School District (GO) (AGM)
4.000%, 08/01/20	1,000	1,007,600
Conejo Valley Unified School District (GO) Series B
5.000%, 08/01/20	1,000	1,010,230
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,313,925

179

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Community College District (GO) Series B
3.000%, 08/01/20	9,515	$9,568,379
County of Riverside (RN)
5.000%, 06/30/20	15,100	15,204,190
County of Santa Cruz (RN)
4.000%, 07/01/20	20,000	20,108,800
County of Ventura (RN)
5.000%, 07/01/20	43,120	43,426,152
Del Mar Union School District (GO) Series A
4.000%, 08/01/20	4,250	4,283,872
Desert Community College District (GO)
5.000%, 08/01/21	665	698,749
Desert Sands Unified School District (GO)
3.000%, 08/01/20	1,250	1,256,862
4.000%, 08/01/21	450	467,181
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	218,696
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/20	810	821,356
5.000%, 09/01/20	4,900	4,968,698
East Side Union High School District (GO)
2.000%, 08/01/20	1,055	1,057,659
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,092,431
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/20	780	786,154
El Segundo Unified School District (GO) Series A
5.000%, 08/01/20	1,095	1,106,279
5.000%, 08/01/21	600	630,300
Fontana Unified School District (GO)
4.000%, 08/01/20	3,620	3,648,308
4.000%, 08/01/21	530	550,034
Fremont Unified School District (GO) Series C
5.000%, 08/01/20	13,340	13,478,469
Fremont Union High School District (GO)
5.000%, 08/01/20	1,000	1,010,380

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Union High School District (GO) Series A
3.000%, 08/01/20	3,505	$3,524,488
Fresno Unified School District (GO) Series B
4.000%, 08/01/21	1,165	1,209,037
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/20	2,100	2,116,674
4.000%, 08/01/21	1,500	1,557,645
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,063,552
Grossmont Union High School District (GO)
4.000%, 08/01/20	2,420	2,439,094
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	3,000	3,095,850
Imperial Irrigation District Electric System Revenue (RB) Series A
¤ 5.500%, 11/01/41 (Pre-refunded @ $100, 11/1/20)	9,105	9,324,613
Kern Community College District (GO)
4.000%, 08/01/20	5,000	5,037,250
Kern High School District (GO) Series A
3.000%, 08/01/20	975	980,353
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/20	800	808,024
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,480,342
Long Beach Community College District (GO) Series C
4.000%, 08/01/20	4,000	4,031,760
Long Beach Unified School District (GO) Series A
5.000%, 08/01/20	7,375	7,450,962
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	10,000	10,505,000
5.000%, 08/01/22	10,000	10,838,000

180

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	$1,609,768
Los Altos Elementary School District (RN) Series A
2.000%, 06/30/20	7,000	7,014,630
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	3,044,442
Los Angeles Community College District (GO) Series A
5.000%, 08/01/20	10,000	10,108,000
Los Angeles Community College District (GO) Series C
5.000%, 08/01/20	4,080	4,124,064
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/20)	1,000	1,011,250
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,769,453
Los Angeles Community College District Series B-1
5.000%, 08/01/21	10,690	11,261,274
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 06/01/20	6,215	6,235,945
5.000%, 07/01/20	12,985	13,077,323
5.000%, 07/01/20	3,005	3,026,366
5.000%, 07/01/21	9,000	9,450,990
5.000%, 07/01/22	1,765	1,922,014
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	5,460	5,498,821
5.000%, 07/01/21	1,400	1,470,154
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/20	500	502,570
5.000%, 07/01/20	1,785	1,796,995
4.000%, 07/01/21	700	725,025
5.000%, 07/01/21	1,500	1,570,875
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	1,050	1,056,983
5.000%, 07/01/21	1,750	1,831,847

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/21	2,000	$ 2,093,540
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/20	1,000	1,006,650
5.000%, 07/01/21	875	915,924
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	3,500	3,659,950
5.000%, 07/01/23	20,000	22,345,000
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	4,625	4,836,362
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,461,915
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/20	1,740	1,751,467
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/20	1,895	1,907,488
5.000%, 07/01/22	5,560	6,020,924
Los Rios Community College District (GO) Series A
¤ 4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)	5,000	5,050,850
Los Rios Community College District (GO) Series D
4.000%, 08/01/20	15,735	15,859,936
4.000%, 08/01/21	8,970	9,314,717
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	2,365	2,372,402
Manhattan Beach Unified School District (GO) Series A-MEASURE C
5.000%, 09/01/20	1,575	1,596,987
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	520,570
Mill Valley School District (GO) Series A
¤ 4.250%, 08/01/34 (Pre-refunded @ $100, 8/1/20)	1,280	1,291,469

181

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	$3,255,341
North Orange County Community College District (GO) Series B
4.000%, 08/01/20	3,500	3,528,070
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/20	300	302,346
4.000%, 08/01/21	1,205	1,250,549
4.000%, 08/01/22	1,000	1,061,750
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	600	606,048
Oceanside Unified School District (GO) Series E
4.000%, 08/01/20	1,500	1,511,730
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,058,115
Oxnard Union High School District (GO) Series A
4.000%, 08/01/20	3,000	3,023,670
Palm Springs Unified School District (GO) Series D
3.000%, 08/01/20	3,120	3,137,285
Palo Alto Unified School District (GO)
6.000%, 08/01/20	8,265	8,370,709
Palomar Community College District (GO)
5.000%, 05/01/23	715	794,279
Pasadena Unified School District (GO)
5.000%, 05/01/20	550	550,000
Peralta Community College District (GO) Series A
5.000%, 08/01/20	1,645	1,661,631
5.000%, 08/01/21	9,000	9,447,750
4.000%, 08/01/23	1,515	1,648,941
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	2,004,759
Redwood City School District (GO)
4.000%, 08/01/20	450	453,551

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	$789,645
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,149,115
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,398,454
San Diego Community College District (GO)
4.000%, 08/01/20	1,040	1,048,341
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	6,800	7,171,280
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/20	1,385	1,385,000
5.000%, 05/01/21	550	573,667
San Diego Public Facilities Financing Authority (RB) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/20)	4,455	4,518,796
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	6,175	6,679,250
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	11,000	11,010,670
5.000%, 05/15/20	7,750	7,759,842
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,235	1,236,754
¤ 5.250%, 05/15/26 (Pre-refunded @ $100, 5/15/20)	11,000	11,015,620
San Diego Unified School District (RN) Series A
5.000%, 06/30/20	16,600	16,720,350
San Diego Unified School District (GO) Series A
4.000%, 07/01/20	10,000	10,053,800
5.000%, 07/01/21	7,695	8,072,286
San Diego Unified School District (GO) Series K-2
4.000%, 07/01/21	8,000	8,300,160

182

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	$2,233,180
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,466,158
San Francisco Community College District (GO)
5.000%, 06/15/20	5,430	5,455,032
San Francisco Unified School District (GO)
3.000%, 06/15/20	500	501,220
5.000%, 06/15/21	5,000	5,219,250
San Francisco Unified School District (GO) Series A
3.000%, 06/15/20	5,320	5,332,981
5.000%, 06/15/20	3,080	3,094,476
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,781,395
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	1,175	1,226,430
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	263,638
San Juan Unified School District (GO)
3.000%, 08/01/22	1,200	1,248,996
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	274,715
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,364,247
San Mateo County Community College District (GO) Series B
4.000%, 09/01/20	755	763,139
San Rafael City High School District (GO) Series B
4.000%, 08/01/20	305	307,406
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,225	4,382,550

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
5.000%, 07/01/20	5,000	$5,034,000
5.000%, 07/01/20	3,195	3,216,726
Santa Monica Community College District (GO) Series D
4.000%, 08/01/20	1,855	1,870,192
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/20	14,365	14,479,489
Santa Monica-Malibu Unified School District (GO) Series D
4.000%, 08/01/20	5,765	5,810,947
Sequoia Union High School District (RN)
2.000%, 06/30/20	5,000	5,010,450
Sequoia Union High School District (GO)
1.500%, 07/01/20	5,640	5,647,219
Sierra Joint Community College District
4.000%, 08/01/21	650	676,221
Southern California Public Power Authority (RB)
4.000%, 07/01/20	4,090	4,109,509
5.000%, 07/01/21	3,825	4,001,638
State of California
5.000%, 09/01/22	9,525	10,357,675
5.000%, 10/01/22	14,500	15,809,785
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,599,645
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	14,770	16,032,540
Washington Unified School District (GO)
4.000%, 08/01/20	1,000	1,007,600
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	820	827,987
West Contra Costa Unified School District (GO) Series A
4.000%, 08/01/20	2,715	2,734,901

183

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series A
3.000%, 08/01/20	7,020	$7,057,136
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,412,062
Western Placer Unified School District (RN)
2.000%, 06/30/20	8,000	8,016,720

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Westlands Water District (RB) (AGM) Series A
4.000%, 09/01/20	1,045	$1,056,161

TOTAL MUNICIPAL BONDS Cost ($1,076,927,259)		1,079,779,238

TOTAL INVESTMENTS — (100.0%) (Cost $1,076,927,259)		$1,079,779,238

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,079,779,238	—	$1,079,779,238

TOTAL	—	$1,079,779,238	—	$1,079,779,238

See accompanying Notes to Financial Statements.

184

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$249,072
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)	235	248,691
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)	965	1,021,221
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)	400	423,304
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)	960	1,015,930
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,132,514
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	979,718
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	518,900
5.000%, 08/01/22	1,650	1,788,270
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,136,823
Azusa Unified School District (GO)
4.000%, 07/01/21	400	414,112
5.000%, 07/01/21	825	863,585
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	6,640	7,820,260
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)	10,500	11,778,060

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	$675,126
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	571,293
5.000%, 08/01/28	2,540	3,260,014
Beverly Hills Unified School District (GO)
2.000%, 08/01/21	145	147,018
2.000%, 08/01/22	2,805	2,867,692
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	76,244
Burbank Unified School District (GO)
5.000%, 08/01/24	300	344,445
Butte-Glenn Community College District (GO)
2.500%, 08/01/20	550	552,382
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,988,975
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	7,500	9,226,875
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	225	283,624
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22)	750	811,680
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)	3,905	4,239,463
California State (GO)
5.000%, 11/01/20	750	766,590
4.000%, 12/01/20	750	765,098
5.000%, 02/01/21	700	721,420

185

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/21	475	$492,794
5.000%, 09/01/21	460	485,093
5.000%, 09/01/21	3,705	3,907,108
5.000%, 10/01/21	200	211,594
4.000%, 09/01/22	525	558,889
5.250%, 09/01/22	2,585	2,825,741
5.250%, 10/01/22	2,380	2,609,075
5.000%, 12/01/22	1,245	1,364,644
5.000%, 02/01/23	1,400	1,541,316
5.000%, 08/01/23	1,500	1,676,595
5.000%, 09/01/23	1,635	1,832,050
5.000%, 10/01/23	100	112,330
5.000%, 11/01/23	875	985,311
5.000%, 05/01/24	975	1,112,602
5.000%, 09/01/24	1,000	1,151,660
5.000%, 10/01/24	2,400	2,770,272
5.000%, 11/01/24	850	983,348
5.500%, 02/01/25	1,000	1,185,410
5.000%, 08/01/25	3,275	3,855,952
5.000%, 08/01/25	4,500	5,298,255
5.000%, 09/01/25	840	991,032
5.000%, 10/01/25	1,000	1,182,210
5.000%, 11/01/25	4,000	4,738,440
5.000%, 08/01/26	800	964,584
5.000%, 08/01/26	1,400	1,688,022
5.000%, 08/01/26	2,850	3,436,330
3.500%, 08/01/27	2,220	2,497,389
5.000%, 08/01/27	8,750	10,782,275
5.000%, 10/01/27	2,500	3,091,475
5.000%, 04/01/28	1,000	1,247,580
5.000%, 08/01/28	1,000	1,255,100
5.000%, 10/01/28	4,750	5,978,730
5.000%, 10/01/28	2,000	2,517,360
5.000%, 04/01/29	5,000	6,345,200
California State (GO) Series B
5.000%, 09/01/21	1,060	1,117,823
5.000%, 09/01/21	1,700	1,792,735
5.000%, 09/01/23	2,285	2,560,388
5.000%, 08/01/25	3,000	3,532,170
5.000%, 08/01/26	1,000	1,205,730
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,538,319
5.000%, 12/01/23	900	1,024,056
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 6/1/24)	1,905	2,222,640
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,524,859

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23)	5,000	$5,491,450
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,636,886
5.000%, 12/01/24	1,000	1,172,550
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,140,800
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,623
California State Department of Water Resources Power Supply Revenue (RB) Series L
5.000%, 05/01/20	3,380	3,380,000
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	8,002,578
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/20	1,000	1,014,490
California State Public Works Board (RB) (ETM) Series F
5.000%, 10/01/20	500	509,100
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,841,355
California State University (RB) Series
5.000%, 11/01/29	1,500	1,948,380
California State University (RB) Series A
5.000%, 11/01/20	685	699,433
5.000%, 11/01/25	1,015	1,211,839
5.000%, 11/01/25	2,000	2,387,860
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	109,686

186

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)	1,295	$1,368,077
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	180,498
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	241,615
5.000%, 08/01/24	325	373,149
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,483,425
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	516,012
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	978,345
4.000%, 08/01/23	1,970	2,129,787
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	354,628
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	276,775
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	206,878
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,988,773
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	293,445
City & County of San Francisco (GO) Series
5.000%, 06/15/20	575	577,852
5.000%, 06/15/20	2,000	2,009,920
5.000%, 06/15/24	1,000	1,155,420
City & County of San Francisco (GO) Series A
5.000%, 06/15/20	1,715	1,723,506

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series B
4.000%, 06/15/20	800	$803,056
City & County of San Francisco (GO) Series R1
5.000%, 06/15/20	500	502,480
5.000%, 06/15/21	2,315	2,422,323
City of Grover Beach (GO)
5.000%, 09/01/23	360	406,530
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	618,885
5.000%, 05/15/29	375	471,431
City of Los Angeles (GO) Series A
5.000%, 09/01/20	445	451,194
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,000	1,162,180
City of Oakland (GO) Series A
5.000%, 01/15/25	500	588,585
City of Pacifica COP
5.000%, 01/01/24	250	285,293
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,083,340
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	918,094
5.000%, 11/01/22	1,335	1,461,545
5.000%, 11/01/23	1,475	1,665,821
5.000%, 11/01/24	1,250	1,453,212
5.000%, 11/01/25	1,000	1,193,930
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/1/20)	1,000	1,021,920
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/1/20)	1,000	1,024,370
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	874,995
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	4,075	4,627,162

187

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	$944,073
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	525,055
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	503,022
5.000%, 03/01/24	1,250	1,418,225
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,526,487
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	553,404
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	527,380
5.000%, 08/01/27	150	185,880
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,063,167
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	415,424
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,040,300
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	288,962
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,151,500
Dublin Unified School District (GO)
5.000%, 08/01/22	875	951,983
5.000%, 08/01/23	1,665	1,872,909
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	692,797
East Side Union High School District (GO)
4.000%, 08/01/21	600	621,162
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	588,214

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	$1,334,061
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	231,744
Fallbrook Union Elementary School District (GO) Series A
5.000%, 08/01/20	200	202,046
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	303,798
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	118,621
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,644,913
4.000%, 08/01/22	875	929,031
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	289,680
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	352,437
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	948,872
Fresno Unified School District (GO) (AGM) Series A
4.500%, 08/01/20	480	484,334
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,900,793
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	111,224
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	621,155
Hacienda La Puente Unified School District (GO) (NATL)
5.000%, 08/01/23	225	250,124

188

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Jurupa Unified School District (GO) (AGM)
5.000%, 08/01/20	725	$732,504
Kern High School District (GO) Series A
3.000%, 08/01/20	3,885	3,906,329
3.000%, 08/01/26	895	976,875
Kern High School District (GO) Series E
2.000%, 08/01/20	2,435	2,442,500
3.000%, 08/01/21	465	477,025
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	776,822
Liberty Union High School District (GO)
5.000%, 08/01/20	380	383,914
4.000%, 08/01/21	500	519,090
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	380,520
Lompoc Unified School District (GO) (AGC)
5.250%, 08/01/20	540	545,848
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	176,820
Long Beach Unified School District (GO)
5.000%, 08/01/20	1,500	1,515,450
5.000%, 08/01/26	200	242,074
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 8/1/23)	5,905	6,731,877
Los Altos Elementary School District (GO)
4.000%, 08/01/21	250	259,640
4.000%, 08/01/21	470	488,123
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	382,571
5.000%, 08/01/24	250	289,838
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	435,568
5.000%, 08/01/25	1,240	1,478,613

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/26	2,500	$3,043,050
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	731,387
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,431,616
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/20	830	835,901
5.000%, 07/01/20	300	302,133
5.000%, 07/01/21	520	546,057
5.000%, 07/01/22	870	947,395
5.000%, 07/01/25	1,590	1,887,330
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,077,345
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 06/01/20	500	501,685
5.000%, 07/01/20	525	528,733
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/20	525	528,733
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	194,786
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,450	1,679,506
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/20	500	503,360
5.000%, 07/01/22	435	472,523
5.000%, 07/01/28	750	959,033
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,037,610
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/20	600	603,990

189

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/21	1,000	$1,046,770
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,782,550
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,117,250
Los Angeles Unified School District (GO) Series A
3.000%, 07/01/20	790	792,710
5.000%, 07/01/20	150	150,989
2.000%, 07/01/22	1,515	1,543,270
5.000%, 07/01/24	720	827,935
5.000%, 07/01/26	2,270	2,737,597
5.000%, 07/01/27	1,500	1,840,575
5.000%, 07/01/28	1,000	1,250,690
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,788,147
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,718,820
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	613,525
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	541,450
5.000%, 07/01/23	3,050	3,407,612
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	570,909
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	820,888
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	473,013
5.000%, 08/01/22	485	525,080
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,225,954
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	688,756
Montebello Unified School District (GO)
5.000%, 08/01/20	415	419,295

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Moreland School District (GO) Series B
5.000%, 08/01/21	500	$525,055
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	1,500,091
Morongo Unified School District (GO)
3.000%, 08/01/22	480	499,162
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	114,993
5.000%, 08/01/25	80	94,457
5.000%, 08/01/26	220	265,844
5.000%, 08/01/27	120	148,333
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	854,896
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	370,055
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,668,725
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	253,345
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,860,963
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	472,479
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/20	1,005	1,015,130
5.000%, 08/01/22	1,500	1,610,130
5.000%, 08/01/24	900	1,017,450
5.000%, 08/01/26	575	678,287
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	368,025
4.000%, 08/01/24	500	544,920
5.000%, 08/01/25	540	624,564
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,220,260
5.000%, 08/01/25	750	867,450

190

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	$1,893,587
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/20	255	257,570
5.000%, 08/01/26	500	589,815
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	332,793
5.000%, 08/01/24	1,125	1,281,701
5.000%, 08/01/25	1,250	1,459,362
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,374,044
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	332,218
4.000%, 08/01/22	500	531,445
Palomar Community College District (GO)
5.000%, 05/01/21	965	1,004,459
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	167,915
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	265,270
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	924,960
Piedmont Unified School District (GO)
3.000%, 08/01/20	845	849,639
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,200,690
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	841,432
Rancho Santiago Community College District (GO) (AGM)
5.250%, 09/01/20	500	507,365
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,409,635

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Redlands Unified School District (GO)
5.000%, 07/01/26	300	$359,454
5.000%, 07/01/27	500	612,390
Redwood City School District (GO)
5.000%, 08/01/27	50	62,116
5.000%, 08/01/28	85	107,806
Reed Union School District (GO)
4.000%, 08/01/27	460	545,169
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	500	561,790
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)	670	756,725
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,268,938
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	570,943
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	9,013,502
5.000%, 08/15/26	1,000	1,219,540
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,085,150
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	503,967
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,510,080
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,677,500
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,082,156

191

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	$323,339
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,212,097
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	757,162
5.000%, 05/15/23	2,070	2,315,419
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
4.000%, 05/15/20	3,000	3,002,910
¤ 5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)	1,975	1,977,804
San Diego Public Facilities Financing Authority Water Revenue (RB) Series A
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	2,690	2,717,976
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,147,855
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/20	435	438,028
5.000%, 07/01/23	300	334,977
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	132,947
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,503,953
5.500%, 07/01/25	2,550	3,080,425
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,824,010
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	222,150
5.500%, 07/01/25	445	536,332
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,149,040

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	$551,353
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	428,123
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series C
¤ 5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20)	540	540,000
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21)	875	912,056
San Francisco Community College District (GO)
5.000%, 06/15/20	2,100	2,109,681
5.000%, 06/15/22	2,070	2,231,481
5.000%, 06/15/23	3,775	4,195,875
5.000%, 06/15/24	1,365	1,559,990
San Francisco Community College District (GO) Series D
5.000%, 06/15/20	600	602,766
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,072,400
San Francisco Unified School District (GO)
5.000%, 06/15/20	725	728,408
5.000%, 06/15/21	230	240,086
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,929,806
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,608,345

192

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21)	335	$349,663
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,845,462
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	109,493
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,540,428
5.000%, 08/01/22	800	867,968
3.000%, 08/01/24	610	652,901
3.000%, 08/01/25	1,475	1,597,676
3.000%, 08/01/26	3,135	3,431,602
San Juan Water District (RB)
5.000%, 02/01/26	500	605,640
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	278,279
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	567,189
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	515,316
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,659,664
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	413,637
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,157,390
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,101,969
5.000%, 08/01/27	3,405	4,272,594
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	758,329

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	225	$244,116
5.000%, 08/01/22	400	433,984
5.000%, 08/01/26	105	127,439
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	291,052
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	590,635
Southern California Public Power Authority
5.000%, 07/01/23	1,800	2,015,496
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,661,820
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	265,704
State of California (GO)
5.000%, 10/01/25	5,000	5,911,050
5.000%, 04/01/29	2,000	2,538,080
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/1/23)	2,000	2,362,040
Stockton Unified School District (GO) (AGM)
5.000%, 07/01/20	150	150,935
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	717,738
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	490,471
Tahoe Forest Hospital District (GO)
4.000%, 08/01/20	295	297,018
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	445	505,298

193

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21)	415	$438,937
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,241,170
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)	400	448,792
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	331,071
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	525,055
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,171,811
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	114,478
West Contra Costa Unified School District (GO) (AGM)
5.000%, 08/01/20	100	100,974
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	450,455
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,259,666

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$614,260
5.000%, 08/01/26	545	659,652
5.000%, 08/01/27	575	712,097
West Contra Costa Unified School District (GO) Series B
6.000%, 08/01/20	1,475	1,492,906
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	404,443
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	174,691
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	307,758
4.000%, 08/01/23	700	762,356
Windsor Unified School District (GO)
4.000%, 08/01/26	105	120,915
Wright Elementary School District (GO) Series A
3.000%, 08/01/20	165	165,813
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	368,643

TOTAL MUNICIPAL BONDS Cost ($499,962,633)		508,087,655

TOTAL INVESTMENTS — (100.0%) (Cost $499,962,633)		$508,087,655

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$508,087,655	—	$508,087,655

TOTAL	—	$508,087,655	—	$508,087,655

See accompanying Notes to Financial Statements.

194

DFA NY MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$386,395
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	299,550
Babylon Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	290	290,415
Bedford Central School District (GO)
3.000%, 07/01/22	500	520,510
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	632,850
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	739,102
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	507,723
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	228,719
City of New York (GO) Series
5.000%, 08/01/21	265	276,697
5.000%, 08/01/22	310	333,684
City of New York (GO) Series A
5.000%, 08/01/20	450	454,104
5.000%, 08/01/23	1,200	1,327,152
5.000%, 08/01/24	620	703,086
5.000%, 08/01/25	220	255,167
City of New York (GO) Series A-1
4.000%, 08/01/20	100	100,672
City of New York (GO) Series B
5.000%, 08/01/20	375	378,420
5.000%, 08/01/21	1,000	1,044,140
City of New York (GO) Series C
5.000%, 08/01/20	200	201,824
5.000%, 08/01/20	100	100,912

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/20	100	$100,912
5.000%, 08/01/21	300	313,242
City of New York (GO) Series E
5.000%, 08/01/20	1,000	1,009,120
5.000%, 08/01/20	2,700	2,724,624
5.000%, 08/01/20	2,365	2,386,569
5.000%, 08/01/21	625	652,587
5.000%, 08/01/23	1,000	1,105,960
City of New York (GO) Series F
5.000%, 08/01/21	300	313,242
City of New York (GO) Series F-
5.000%, 06/01/21	300	311,481
City of New York (GO) Series I-
5.000%, 03/01/22	265	281,878
City of New York (GO) Series E
5.000%, 08/01/21	350	365,449
City of New York NY Series B
5.000%, 08/01/21	875	913,622
City of New York NY Series J
5.000%, 08/01/20	1,120	1,130,214
City of Rochester (GO) Series
4.000%, 02/15/21	1,080	1,105,888
City of Rochester (GO) Series I
4.000%, 10/15/21	675	704,916
City of Rochester (GO) Series II
3.000%, 08/06/20	2,000	2,004,440
Dutchess County (GO)
4.000%, 10/01/20	275	278,545
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	544,040
Eden Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	660	662,072
Edgemont Union Free School District at Greenburgh (GO) (ST AID WITHHLDG)
4.000%, 08/15/20	525	529,783

195

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	$532,065
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	235	255,774
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	208,244
3.000%, 08/15/23	360	380,034
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	155,159
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	455,724
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	649,101
Island Trees Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 05/15/20	1,170	1,171,521
Kenmore-Tonawanda Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/20	730	732,292
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/20	510	510,836
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	201,685
Long Beach City School District (GO) (ST AID WITHHLDG)
3.000%, 05/01/20	160	160,000
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,210,595
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	154,567

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series A
5.000%, 11/15/21	855	$855,983
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	1,000	1,024,700
Metropolitan Transportation Authority (RB) Series G
¤ 5.250%, 11/15/24 (Pre-refunded @ $100, 11/15/20)	1,500	1,536,645
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	507,050
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	761,119
Middletown City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	500	500,680
5.000%, 09/15/24	130	150,771
Monroe County Industrial Dev. Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	415	435,746
Mount Pleasant Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/20	1,550	1,552,216
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	536,800
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	253,245
New Rochelle City School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/20	300	300,738
New York State (GO) Series
5.000%, 03/15/22	160	172,282
5.000%, 03/01/23	2,000	2,222,240

196

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State (GO) Series A
5.000%, 02/15/21	750	$774,510
New York State (GO) Series C
5.000%, 04/15/22	825	891,140
New York State Dormitory Authority (RB) Series
5.000%, 03/15/22	1,475	1,577,984
5.000%, 03/15/23	650	716,027
New York State Dormitory Authority (RB) Series A
5.000%, 07/01/20	395	397,666
5.000%, 12/15/20	265	271,699
5.000%, 03/15/21	225	232,423
5.000%, 03/15/21	1,090	1,125,959
5.000%, 12/15/21	150	159,206
5.000%, 02/15/22	235	250,682
5.000%, 10/01/22	475	516,961
4.000%, 12/15/22	100	106,920
5.000%, 12/15/22	500	547,405
5.000%, 03/15/23	325	358,013
¤ 5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20)	900	906,840
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,266,808
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	310	320,227
5.000%, 02/15/22	1,000	1,066,730
5.000%, 02/15/24	455	514,910
New York State Dormitory Authority (RB) Series B-
5.000%, 02/15/25	550	638,467
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	1,210	1,248,006
5.000%, 02/15/24	300	339,501
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	900	928,269
5.000%, 03/15/21	3,000	3,098,970
New York State Urban Development Corp. Series
5.000%, 03/15/22	1,080	1,155,406
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	300	310,425
5.000%, 03/15/22	760	813,063

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/25	1,200	$1,395,972
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	827,800
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	372,510
Niagara County (GO)
2.000%, 12/01/21	250	254,093
Niskayuna Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	555	557,098
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	292,319
2.000%, 12/15/23	550	565,851
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	676,793
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	538,668
Onondaga County (GO)
5.000%, 05/01/20	440	440,000
4.000%, 06/15/20	150	150,561
4.000%, 05/01/22	590	625,211
5.000%, 06/01/22	700	757,736
Orange County (GO)
3.000%, 08/15/20	665	669,070
3.000%, 08/15/21	830	851,489
Orange County (GO) Series
5.000%, 03/15/21	325	336,265
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,278,716
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/23	305	334,567
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	138,542

197

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Red Hook Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/20	150	$150,545
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	124,556
2.000%, 10/15/22	280	286,770
Sachem Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/20	850	866,133
Saranac Lake Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/20	1,070	1,072,664
Schenectady County (GO)
5.000%, 12/15/20	800	819,376
5.000%, 06/15/25	140	166,135
Schenectady County (GO) Series B
3.000%, 12/15/21	470	483,630
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	622,114
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	312,393
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	505,800
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	227,676
Syosset Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/20	1,210	1,219,535
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	100	100,483
4.000%, 06/15/22	250	266,035
Town of Babylon (GO)
5.000%, 10/01/20	400	407,000
3.000%, 07/01/25	375	406,594

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Babylon (GO) Series
2.000%, 06/01/20	150	$150,146
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	463,399
3.000%, 03/15/25	330	357,697
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	673,328
Town of Brookhaven (GO) Series A
5.000%, 09/15/20	1,040	1,055,631
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	551,550
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	298,114
Town of Clarence (GO)
2.000%, 08/01/20	320	321,002
2.000%, 08/01/21	250	253,543
2.250%, 08/01/24	210	218,908
Town of Eastchester (GO)
2.500%, 07/15/22	330	340,468
Town of Hempstead (GO)
5.000%, 04/15/21	270	279,971
Town of Hempstead (GO) Series B
5.000%, 09/15/20	1,030	1,045,213
5.000%, 09/15/21	2,250	2,369,385
Town of Huntington (GO)
2.000%, 12/01/23	220	226,450
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,328,040
Town of Islip (GO) Series
5.000%, 05/15/20	885	886,159
Town of Islip (GO) Series A
5.000%, 05/01/20	150	150,000
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	454,950
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	405	413,878
5.000%, 01/01/22	190	202,303
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	670	684,686
5.000%, 11/15/22	190	208,318
5.000%, 11/15/22	295	323,441
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	955,642

198

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	$241,201
Ulster County (GO)
2.000%, 11/15/22	240	245,650
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	525,697
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	305,631
Village of Farmingdale (GO)
3.000%, 07/15/21	215	220,442
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	345,610
2.000%, 10/15/22	470	479,757
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,189,789
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	255,505

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Washingtonville Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/20	750	$753,622
Westchester County (GO) Series
5.000%, 07/01/20	435	437,914
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	405,196

TOTAL MUNICIPAL BONDS Cost ($103,440,730)		104,060,671

TOTAL INVESTMENTS — (100.0%) (Cost $103,440,730)		$104,060,671

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$104,060,671	—	$104,060,671

TOTAL	—	$104,060,671	—	$104,060,671

See accompanying Notes to Financial Statements.

199

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$103,060
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,185,017
City of Bemidji (GO) (AGM) Series A
5.000%, 02/01/21	575	591,945
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	601,800
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	393,739
City of Chaska (GO) Series B
5.000%, 02/01/21	385	396,723
5.000%, 02/01/23	180	198,632
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	218,167
City of Duluth (GO) Series D
3.000%, 02/01/21	100	101,458
City of East Grand Forks (GO) Series A
3.000%, 02/01/21	200	202,872
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	134,363
City of Kasson (GO)
4.000%, 02/01/23	320	344,154
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	810,642
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	747,586
City of Marshall (GO) Series A
5.000%, 02/01/22	225	240,215
City of Marshall (GO) Series B
5.000%, 02/01/21	110	113,225

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Minneapolis (GO)
2.000%, 12/01/20	520	$524,020
4.000%, 12/01/20	480	489,211
3.000%, 12/01/27	5,000	5,346,500
City of Minnetonka (GO) Series A
4.000%, 02/01/21	545	557,044
4.000%, 02/01/22	415	436,070
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	798,287
City of Richfield (GO) Series A
3.000%, 02/01/24	255	271,833
City of Rochester (GO) Series A
5.000%, 02/01/22	195	208,783
5.000%, 02/01/23	325	348,910
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	471,398
City of Saint Cloud (RB) Series A
¤ 5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)	300	300,000
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	643,275
City of Saint Paul (GO) Series B
5.000%, 11/01/20	835	853,011
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	302,493
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	723,492
City of Savage (GO) Series A
3.000%, 02/01/21	150	152,210
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	294,272
City of Waconia (GO) Series A
3.000%, 02/01/23	450	473,738
3.000%, 02/01/26	820	897,695

200

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	$240,985
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	147,749
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	980,070
Cook County (GO) Series A
3.000%, 02/01/21	180	182,624
County of Hennepin (GO) Series A
5.000%, 12/01/23	1,000	1,138,220
County of Itasca (GO) Series A
5.000%, 02/01/24	545	618,177
County of Olmsted (GO) Series A
5.000%, 02/01/24	675	771,484
4.000%, 02/01/27	445	496,478
County of Sherburne (GO) Series A
3.000%, 02/01/24	1,360	1,448,754
County of Swift (GO) Series A
3.000%, 02/01/23	215	225,625
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,303,310
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	618,601
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	740	762,533
Hennepin County (GO) Series A
5.000%, 12/01/20	400	409,852
5.000%, 12/01/22	1,125	1,239,761
Hennepin County (GO) Series B
5.000%, 12/01/21	2,000	2,129,560
Houston County (GO) Series A
5.000%, 02/01/22	375	400,358
Itasca County (GO) Series A
5.000%, 02/01/23	865	952,313

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	$521,771
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	175	180,355
Metropolitan Council (GO) Series A
5.000%, 03/01/22	100	107,347
5.000%, 03/01/23	650	721,461
Metropolitan Council (GO) Series B
5.000%, 03/01/21	350	361,911
Metropolitan Council (GO) Series C
5.000%, 03/01/23	400	443,976
5.000%, 03/01/26	1,550	1,877,670
Metropolitan Council (GO) Series E
5.000%, 09/01/21	400	421,820
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	887,271
4.000%, 02/01/24	830	912,834
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	750	802,740
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,369,152
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	400	428,128
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	482,832
Minnesota State (GO) Series A
5.000%, 08/01/20	2,585	2,612,840
5.000%, 08/01/20	2,000	2,021,540
5.000%, 08/01/20	1,000	1,010,770
5.000%, 08/01/20	1,000	1,010,770

201

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 10/01/20	505	$513,939
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	1,250	1,263,212
¤ 5.000%, 08/01/22 (Pre-refunded @ $100, 8/1/20)	1,125	1,136,891
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	250	252,643
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,508,237
Minnesota State (GO) Series D
5.000%, 08/01/20	1,975	1,996,271
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	25	25,261
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	662,430
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	1,490	1,606,652
4.000%, 02/01/24	300	330,633
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	157,662
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	272,243
3.000%, 02/01/24	255	271,738
Northern Municipal Power Agency (RB)
5.000%, 01/01/21	1,000	1,026,970
5.000%, 01/01/23	740	814,044

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	350	$360,710
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	302,499
Polk County (GO) Series A
5.000%, 02/01/22	200	213,596
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	1,500	1,534,845
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	210	224,767
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	788,409
Three Rivers Park District (GO) Series C
5.000%, 02/01/21	1,060	1,092,436
Washington County (GO) Series A
5.000%, 02/01/21	310	319,486
5.000%, 02/01/21	1,000	1,030,600
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	361,480
Wright County (GO) Series A
5.000%, 12/01/21	515	547,527

TOTAL MUNICIPAL BONDS Cost ($68,823,088)		69,332,663

TOTAL INVESTMENTS — (100.0%) (Cost $68,823,088)		$69,332,663

202

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$69,332,663	—	$69,332,663

TOTAL	—	$69,332,663	—	$69,332,663

See accompanying Notes to Financial Statements.

203

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	160	$174,254
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	564,491
5.000%, 04/01/29	100	128,330
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	271,437
5.000%, 12/01/23	400	454,532
5.000%, 12/01/26	200	242,402
City of Cottage Grove (GO)
5.000%, 09/01/26	500	605,720
4.000%, 06/01/29	100	118,772
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	160,055
5.000%, 08/01/24	125	144,919
City of Eugene Water Utility System Revenue (RB)
4.000%, 08/01/20	100	100,789
City of Lake Oswego (GO)
5.000%, 12/01/26	250	308,868
City of Newberg (GO)
4.000%, 12/01/25	100	114,057
City of Portland (GO)
5.000%, 06/15/20	1,015	1,019,953
5.000%, 06/15/23	100	112,159
City of Portland (GO) Series A
5.000%, 03/01/26	100	119,709
City of Portland (GO) Series B
5.000%, 06/15/26	100	122,238
City of Portland (GO) Series C
5.000%, 06/15/25	100	119,051
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	629,184
5.000%, 06/15/23	140	156,976
5.000%, 10/01/23	225	254,675
5.000%, 05/01/24	260	299,759

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/27	700	$848,764
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	143,750
5.000%, 04/01/25	100	118,374
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	100,698
City of Salem (GO)
5.000%, 06/01/23	145	162,426
5.000%, 06/01/25	375	446,171
5.000%, 06/01/26	150	182,780
City of Salem Water & Sewer Revenue
5.000%, 06/01/25	600	709,002
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	140	155,088
4.000%, 04/01/26	250	287,600
4.000%, 04/01/27	265	309,390
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	124,981
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	257,275
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	113,746
5.000%, 12/01/26	230	283,344
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	648,670
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	85,639
County of Clackamas (GO)
5.000%, 06/01/21	750	783,232
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/20	440	442,134

204

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Jackson County (GO)
4.000%, 06/01/23	135	$146,880
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	380	462,251
Metro (GO)
5.000%, 06/01/20	750	752,408
Metro (GO) Series A
5.000%, 06/01/20	475	476,525
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	186,731
5.000%, 11/01/23	785	890,590
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	622,450
Multnomah County (GO)
5.000%, 06/01/24	650	750,445
5.000%, 06/01/29	250	311,118
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	750	889,192
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	367,329
Oregon State (GO) Series A
5.000%, 05/01/29	100	129,971
Oregon State (GO) Series K
5.000%, 11/01/26	340	418,710
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	146,024
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/20	350	357,956
5.000%, 11/15/23	125	141,846

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Lottery (RB) Series A
¤ 5.250%, 04/01/27 (Pre-refunded @ $100, 4/1/21)	1,000	$1,038,880
Portland Community College District (GO)
5.000%, 06/15/23	500	559,975
5.000%, 06/15/23	100	111,995
5.000%, 06/15/25	100	118,832
5.000%, 06/15/26	325	395,346
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	801,745
State of Oregon (GO)
5.000%, 06/01/28	150	191,627
State of Oregon (GO) Series A
5.000%, 05/01/24	400	460,660
State of Oregon (GO) Series D
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/3/20)	1,765	1,784,097
State of Oregon (GO) Series H
5.000%, 06/01/25	145	171,890
State of Oregon (GO) Series P
5.000%, 11/01/20	100	102,107
State of Oregon Series H
5.000%, 08/01/23	105	118,254
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	520	623,288
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	792,236
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	824,422
5.000%, 09/01/23	325	367,006
5.000%, 09/01/24	435	506,549
5.000%, 09/01/29	395	482,789
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	234,479
5.000%, 06/01/22	200	216,668
4.000%, 06/01/26	110	127,205

205

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/28	140	$173,873
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	409,594
Washington County (GO)
5.000%, 03/01/25	510	599,923

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 03/01/26	380	$457,721
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	350,998
5.000%, 10/01/24	225	262,548

TOTAL MUNICIPAL BONDS Cost ($31,787,242)		31,760,527

TOTAL INVESTMENTS — (100.0%) (Cost $31,787,242)		$31,760,527

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$31,760,527	—	$31,760,527

TOTAL	—	$31,760,527	—	$31,760,527

See accompanying Notes to Financial Statements.

206

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $219,592, $1,359, $705 and $24 of securities on loan, respectively)	$7,250,221	$5,167,562	$1,106,595	$13,581,271
Temporary Cash Investments at Value & Cost	61,926	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $224,034, $1,404, $720 and $0, respectively)	224,065	1,405	720	—
Foreign Currencies at Value	—	752	228	2,573
Cash	2	87,430	5,924	149,837
Receivables:
Investment Securities Sold	40,476	49,954	7,818	101,985
Dividends and Interest	5,584	21,157	4,642	42,254
Securities Lending Income	39	2	—	—
Fund Shares Sold	8,623	3,832	366	14,593
Unrealized Gain on Forward Currency Contracts	—	1,335	838	44,620
Unrealized Gain on Foreign Currency Contracts	—	—	11	—
Prepaid Expenses and Other Assets	59	42	22	136

Total Assets	7,590,995	5,333,471	1,127,164	13,937,269

LIABILITIES:
Payables:
Upon Return of Securities Loaned	224,054	1,393	720	25
Investment Securities Purchased	42,248	50,057	—	185,211
Fund Shares Redeemed	30,134	4,619	410	15,735
Due to Advisor.	839	607	128	2,466
Unrealized Loss on Forward Currency Contracts	—	38,456	6,960	109,872
Unrealized Loss on Foreign Currency Contracts	—	—	—	763
Accrued Expenses and Other Liabilities	857	667	113	1,351

Total Liabilities	298,132	95,799	8,331	315,423

NET ASSETS	$7,292,863	$5,237,672	$1,118,833	$13,621,846

Institutional Class Shares — based on net assets of $7,292,863; $5,237,672; $1,118,833 and $13,621,846 and shares outstanding of 707,851,684, 525,587,337, 116,982,085 and 1,260,100,231, respectively	$10.30	$9.97	$9.56	$10.81

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$7,247,116	$5,275,249	$1,134,066	$14,135,129

Foreign Currencies at Cost	$—	$745	$226	$2,560

NET ASSETS CONSIST OF:
Paid-In Capital	$7,302,196	$5,237,433	$1,197,850	$13,898,487
Total Distributable Earnings (Loss)	(9,333)	239	(79,017)	(276,641)

NET ASSETS	$7,292,863	$5,237,672	$1,118,833	$13,621,846

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

207

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $31,362 of securities on loan, respectively)	$1,468,477	$2,488,282	$5,237,058	$6,004,977
Temporary Cash Investments at Value & Cost	—	122,471	35,711	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $32,106, respectively)	—	—	—	32,109
Foreign Currencies at Value	403	—	—	193
Cash	32,066	—	—	85,642
Receivables:
Investment Securities Sold	—	—	—	8,622
Dividends and Interest	10,670	33	45,452	24,773
Securities Lending Income	—	—	—	6
Fund Shares Sold	7,943	3,725	6,525	8,287
Unrealized Gain on Forward Currency Contracts	2,658	—	—	2,923
Prepaid Expenses and Other Assets	36	51	53	76

Total Assets	1,522,253	2,614,562	5,324,799	6,167,608

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	32,089
Investment Securities Purchased	20,677	—	—	26,815
Fund Shares Redeemed	2,501	2,638	5,453	5,014
Due to Advisor	201	372	394	984
Unrealized Loss on Forward Currency Contracts	22,210	—	—	22,043
Unrealized Loss on Foreign Currency Contracts	34	—	—	—
Accrued Expenses and Other Liabilities	126	239	419	525

Total Liabilities	45,749	3,249	6,266	87,470

NET ASSETS	$1,476,504	$2,611,313	$5,318,533	$6,080,138

Institutional Class Shares — based on net assets of $1,476,504; $2,611,313; $5,318,533 and $6,080,138 and shares outstanding of 139,629,051, 247,136,716, 383,523,126 and 563,107,406, respectively	$10.57	$10.57	$13.87	$10.80

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,455,148	$2,487,112	$4,692,939	$6,103,495

Foreign Currencies at Cost	$396	$—	$—	$192

NET ASSETS CONSIST OF:
Paid-In Capital	$1,405,477	$2,633,619	$4,711,748	$6,121,070
Total Distributable Earnings (Loss)	71,027	(22,306)	606,785	(40,932)

NET ASSETS	$1,476,504	$2,611,313	$5,318,533	$6,080,138

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

208

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio *
ASSETS:
Investment Securities at Value (including $62,884, $8,888, $38,614 and $406,969 of securities on loan, respectively)	$1,818,521	$739,444	$1,754,450	$9,314,877
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $64,179, $9,086, $39,467 and $415,362, respectively)	64,187	9,087	39,471	415,409
Foreign Currencies at Value	—	1,120	203	1
Cash	23,608	16,238	43,554	68,282
Receivables:
Investment Securities Sold	1,272	—	—	1,279
Dividends and Interest	16,115	5,591	14,453	79,468
Securities Lending Income	15	3	14	124
Fund Shares Sold	2,610	480	9,976	10,358
Unrealized Gain on Forward Currency Contracts	—	72	868	—
Prepaid Expenses and Other Assets	73	32	—	87

Total Assets	1,926,401	772,067	1,862,989	9,889,885

LIABILITIES:
Payables:
Upon Return of Securities Loaned	64,227	9,089	39,483	415,608
Investment Securities Purchased	19,632	—	151,753	14,047
Fund Shares Redeemed	1,941	1,409	689	7,708
Due to Advisor	301	103	340	1,551
Unrealized Loss on Forward Currency Contracts	—	2,681	17,243	5,046
Unrealized Loss on Foreign Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	145	78	126	541

Total Liabilities	86,246	13,369	209,634	444,501

NET ASSETS	$1,840,155	$758,698	$1,653,355	$9,445,384

Institutional Class Shares — based on net assets of $1,840,155; $758,698; $1,653,355 and $9,445,384 and shares outstanding of 162,653,296, 76,947,867, 160,484,368 and 805,538,321, respectively	$11.31	$9.86	$10.30	$11.73

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	500,000,000	2,000,000,000

Investment Securities at Cost	$1,725,497	$756,518	$1,764,278	$8,631,370

Foreign Currencies at Cost	$—	$1,112	$201	$1

NET ASSETS CONSIST OF:
Paid-In Capital	$1,762,512	$771,839	$1,626,399	$8,724,110
Total Distributable Earnings (Loss)	77,643	(13,141)	26,956	721,274

NET ASSETS	$1,840,155	$758,698	$1,653,355	$9,445,384

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

209

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$903,316	—	—	—
Investment Securities at Value (including $22,144, $0, $0 and $3,237 of securities on loan, respectively)	218,899	$240,893	$4,939,735	$1,296,925
Temporary Cash Investments at Value & Cost	15,481	—	43,612	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,580, $0, $0 and $3,322, respectively)	22,582	—	—	3,322
Foreign Currencies at Value	—	—	—	66
Cash	—	1,391	—	21,736
Receivables:
Dividends and Interest	393	373	10,761	6,381
Securities Lending Income	—	—	—	1
Fund Shares Sold	5,183	69	9,156	3,545
Unrealized Gain on Swap Contracts	—	—	—	149
Unrealized Gain on Forward Currency Contracts	—	—	—	197
Prepaid Expenses and Other Assets	48	4	45	17

Total Assets	1,165,902	242,730	5,003,309	1,332,339

LIABILITIES:
Payables:
Upon Return of Securities Loaned	22,580	—	—	3,314
Investment Securities/Affiliated Investment Companies Purchased	4,544	—	—	—
Fund Shares Redeemed	1,133	460	5,146	959
Due to Advisor	28	28	367	212
Unrealized Loss on Swap Contracts	—	—	—	38,881
Unrealized Loss on Forward Currency Contracts	—	—	—	2,611
Accrued Expenses and Other Liabilities	27	32	321	153

Total Liabilities	28,312	520	5,834	46,130

NET ASSETS	$1,137,590	$242,210	$4,997,475	$1,286,209

Institutional Class Shares — based on net assets of $1,137,590; $242,210; $4,997,475 and $1,286,209 and shares outstanding of 110,025,816, 20,371,804, 398,755,845 and 133,137,759, respectively	$10.34	$11.89	$12.53	$9.66

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$843,617	$—	$—	$—

Investment Securities at Cost	$214,301	$184,222	$4,616,637	$1,294,786

Foreign Currencies at Cost	$—	$—	$—	$65

NET ASSETS CONSIST OF:
Paid-In Capital	$1,071,453	$184,759	$4,649,884	$1,342,574
Total Distributable Earnings (Loss)	66,137	57,451	347,591	(56,365)

NET ASSETS	$1,137,590	$242,210	$4,997,475	$1,286,209

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

210

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$739,038	$138,675	$471,988	$2,383,931
Cash	665	3,622	4,946	118,153
Receivables:
Investment Securities Sold	575	—	2,716	—
Dividends and Interest	7,369	2,011	5,577	33,737
Fund Shares Sold	2,451	230	1,190	2,969
Unrealized Gain on Swap Contracts	99	3	—	—
Prepaid Expenses and Other Assets	31	8	24	22

Total Assets	750,228	144,549	486,441	2,538,812

LIABILITIES:
Payables:
Investment Securities Purchased	575	2,114	6,588	42,170
Fund Shares Redeemed	2,094	135	220	2,055
Due to Advisor	123	22	79	357
Due to Broker	35	—	—	—
Unrealized Loss on Swap Contracts	38,960	7,064	—	—
Accrued Expenses and Other Liabilities	96	36	57	218

Total Liabilities	41,883	9,371	6,944	44,800

NET ASSETS	$708,345	$135,178	$479,497	$2,494,012

Institutional Class Shares — based on net assets of $708,345; $135,178; $479,497 and $2,494,012 and shares outstanding of 73,683,913, 14,101,555, 46,568,556 and 244,918,592, respectively	$9.61	$9.59	$10.30	$10.18

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$716,188	$136,263	$464,087	$2,379,187

NET ASSETS CONSIST OF:
Paid-In Capital	$731,414	$142,118	$471,632	$2,487,940
Total Distributable Earnings (Loss)	(23,069)	(6,940)	7,865	6,072

NET ASSETS	$708,345	$135,178	$479,497	$2,494,012

See accompanying Notes to Financial Statements.

211

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,913,795	$1,079,779	$508,088
Cash	24,684	11,055	11,266
Receivables:
Dividends and Interest	22,184	17,421	6,112
Fund Shares Sold	2,766	1,405	851
Prepaid Expenses and Other Assets	36	19	15

Total Assets	1,963,465	1,109,679	526,332

LIABILITIES:
Payables:
Investment Securities Purchased	2,234	10,109	2,662
Fund Shares Redeemed	5,304	7,804	592
Due to Advisor	335	163	87
Accrued Expenses and Other Liabilities	158	110	56

Total Liabilities	8,031	18,186	3,397

NET ASSETS	$1,955,434	$1,091,493	$522,935

Institutional Class Shares — based on net assets of $1,955,434; $1,091,493 and $522,935 and shares outstanding of 188,821,250, 106,204,230 and 49,306,260, respectively	$10.36	$10.28	$10.61

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,864,537	$1,076,927	$499,963

NET ASSETS CONSIST OF:
Paid-In Capital	$1,906,455	$1,089,913	$514,943
Total Distributable Earnings (Loss)	48,979	1,580	7,992

NET ASSETS	$1,955,434	$1,091,493	$522,935

See accompanying Notes to Financial Statements.

212

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$104,061	$69,333	$31,761
Cash	1,037	299	364
Receivables:
Investment Securities Sold	251	—	—
Dividends and Interest	1,269	785	433
Fund Shares Sold	510	91	1
Due from Advisor	—	—	17
Deferred Offering Costs	—	—	51
Prepaid Expenses and Other Assets	15	5	3

Total Assets	107,143	70,513	32,630

LIABILITIES:
Payables:
Investment Securities Purchased	251	—	147
Fund Shares Redeemed	15	1,643	22
Due to Advisor	16	14	—
Accrued Expenses and Other Liabilities	29	20	71

Total Liabilities	311	1,677	240

NET ASSETS	$106,832	$68,836	$32,390

Institutional Class Shares — based on net assets of $106,832; $68,836 and $32,390 and shares outstanding of 10,447,369, 6,848,506 and 3,241,274, respectively	$10.23	$10.05	$9.99

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$103,441	$68,823	$31,787

NET ASSETS CONSIST OF:
Paid-In Capital	$106,276	$68,407	$32,483
Total Distributable Earnings (Loss)	556	429	(93)

NET ASSETS	$106,832	$68,836	$32,390

See accompanying Notes to Financial Statements.

213

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$65,316	$38,419	$8,218	$54,523
Income from Securities Lending.	100	7	6	5

Total Investment Income	65,416	38,426	8,224	54,528

Expenses
Investment Management Fees	5,420	4,107	899	17,652
Accounting & Transfer Agent Fees	657	513	80	1,482
Custodian Fees	73	94	22	352
Filing Fees	75	50	23	169
Shareholders’ Reports.	131	89	22	279
Directors’/Trustees’ Fees & Expenses	19	14	3	38
Professional Fees	52	39	9	102
Other	10	11	3	32

Total Expenses	6,437	4,917	1,061	20,106

Fees Paid Indirectly (Note C)	—	(107)	—	(411)

Net Expenses	6,437	4,810	1,061	19,695

Net Investment Income (Loss)	58,979	33,616	7,163	34,833

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	485	(2,130)	(7,343)	(53,611)
Affiliated Investment Companies Shares Sold	(14)	—	1	(8)
Foreign Currency Transactions	—	119,362	4	(5,169)
Forward Currency Contracts	—	—	28,723	427,410
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,957)	(96,492)	(26,233)	(316,318)
Affiliated Investment Companies Shares	27	1	(1)	—
Translation of Foreign Currency-Denominated Amounts	—	(298)	(12)	(632)
Forward Currency Contracts	—	(4,903)	(1,235)	36,881

Net Realized and Unrealized Gain (Loss)	(1,459)	15,540	(6,096)	88,553

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,520	$49,156	$1,067	$123,386

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

214

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$6,427	$15,127	$60,582	$53,378
Income from Securities Lending	—	—	—	47

Total Investment Income	6,427	15,127	60,582	53,425

Expenses
Investment Management Fees	1,322	1,877	2,668	6,372
Accounting & Transfer Agent Fees	136	223	538	627
Custodian Fees	44	12	26	90
Filing Fees	78	37	51	160
Shareholders’ Reports	28	48	100	120
Directors’/Trustees’ Fees & Expenses	4	6	13	16
Professional Fees	9	16	35	41
Other	2	4	5	6

Total Expenses	1,623	2,223	3,436	7,432

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(125)	19	—	(303)
Fees Paid Indirectly (Note C)	(48)	—	—	—

Net Expenses	1,450	2,242	3,436	7,129

Net Investment Income (Loss)	4,977	12,885	57,146	46,296

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,315	204	73,931	2,590
Affiliated Investment Companies Shares Sold	—	—	—	6
Foreign Currency Transactions	(197)	—	—	52,575
Forward Currency Contracts	51,173	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,916)	1,767	300,654	(78,924)
Affiliated Investment Companies Shares	—	—	—	(4)
Translation of Foreign Currency-Denominated Amounts	(237)	—	—	(39)
Forward Currency Contracts	(273)	—	—	3,893

Net Realized and Unrealized Gain (Loss)	19,865	1,971	374,585	(19,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,842	$14,856	$431,731	$26,393

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

215

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio #
Investment Income
Interest	$29,950	$7,601	$17,382	$133,858
Income from Securities Lending	118	27	137	957

Total Investment Income	30,068	7,628	17,519	134,815

Expenses
Investment Management Fees	1,813	723	2,029	9,702
Accounting & Transfer Agent Fees	161	89	147	983
Custodian Fees	7	12	35	48
Filing Fees	35	40	147	78
Shareholders’ Reports	37	20	15	150
Directors’/Trustees’ Fees & Expenses	4	2	3	24
Professional Fees	12	5	14	63
Other	1	2	60	5

Total Expenses	2,070	893	2,450	11,053

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(41)	(118)	19	(198)

Net Expenses	2,029	775	2,469	10,855

Net Investment Income (Loss)	28,039	6,853	15,050	123,960

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,722)	(6,060)	(5,628)	51,738
Affiliated Investment Companies Shares Sold	(23)	—	(14)	(186)
Foreign Currency Transactions	—	9,526	(429)	12,311
Forward Currency Contracts	—	—	37,631	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,602	(19,092)	(52,219)	216,358
Affiliated Investment Companies Shares	(3)	(2)	(2)	(21)
Translation of Foreign Currency-Denominated Amounts	—	(30)	(206)	(18)
Forward Currency Contracts	—	490	(2,118)	1,027

Net Realized and Unrealized Gain (Loss)	(1,146)	(15,168)	(22,985)	281,209

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,893	$(8,315)	$(7,935)	$405,169

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

216

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$10,794	—	—	—

Total Investment Income	10,794	—	—	—

Fund Investment Income
Interest	1,976	$2,505	$47,721	$15,127
Income from Securities Lending	3	—	—	19

Total Fund Investment Income	1,979	2,505	47,721	15,146

Expenses
Investment Management Fees	670	114	2,359	1,386
Accounting & Transfer Agent Fees	113	13	321	162
Custodian Fees	1	1	23	30
Filing Fees	49	12	42	28
Shareholders’ Reports	15	10	84	43
Directors’/Trustees’ Fees & Expenses	3	1	12	4
Professional Fees	2	2	32	9
Other	(7)	—	4	13

Total Expenses	846	153	2,877	1,675

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(641)	17	—	37

Net Expenses	205	170	2,877	1,712

Net Investment Income (Loss)	12,568	2,335	44,844	13,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(356)	1,312	6,638	(8,474)
Affiliated Investment Companies Shares Sold	2,250	—	—	4
Swap Contracts	—	—	—	(9,945)
Foreign Currency Transactions	—	—	—	(383)
Forward Currency Contracts	—	—	—	11,566
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,508	35,548	176,059	(5,487)
Affiliated Investment Companies Shares	34,171	—	—	(4)
Swap Contracts	—	—	—	(25,737)
Forward Currency Contracts	—	—	—	996

Net Realized and Unrealized Gain (Loss)	38,573	36,860	182,697	(37,464)

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,141	$39,195	$227,541	$(24,030)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

217

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$8,051	$1,260	$4,452	$17,998

Total Investment Income	8,051	1,260	4,452	17,998

Expenses
Investment Management Fees	863	145	497	2,463
Accounting & Transfer Agent Fees	108	22	64	257
Custodian Fees	10	1	(1)	12
Filing Fees	22	11	32	30
Shareholders’ Reports	16	9	12	36
Directors’/Trustees’ Fees & Expenses	2	—	1	7
Professional Fees	5	1	3	17
Other	7	55	1	5

Total Expenses	1,033	244	609	2,827

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	11	(18)	—
Fees Paid Indirectly (Note C)	(21)	(8)	(10)	(31)

Net Expenses	1,012	247	581	2,796

Net Investment Income (Loss)	7,039	1,013	3,871	15,202

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,622	(188)	(223)	(289)
Swap Contracts	(6,702)	(2,167)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,800)	(1,547)	(1,928)	(790)
Swap Contracts	(26,498)	(3,715)	—	—

Net Realized and Unrealized Gain (Loss)	(36,378)	(7,617)	(2,151)	(1,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,339)	$(6,604)	$1,720	$14,123

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

218

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
Investment Income
Interest	$18,429	$8,673	$4,782

Total Investment Income	18,429	8,673	4,782

Expenses
Investment Management Fees	1,996	1,157	510
Accounting & Transfer Agent Fees	217	147	66
Custodian Fees	11	4	2
Filing Fees	81	25	20
Shareholders’ Reports.	30	17	11
Directors’/Trustees’ Fees & Expenses	5	3	1
Professional Fees	14	7	3
Other	3	3	2

Total Expenses	2,357	1,363	615

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	19	—	(7)
Fees Paid Indirectly (Note C)	(26)	(17)	(10)

Net Expenses	2,350	1,346	598

Net Investment Income (Loss)	16,079	7,327	4,184

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(932)	(1,163)	(308)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,007)	(2,473)	(5,454)

Net Realized and Unrealized Gain (Loss)	(6,939)	(3,636)	(5,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,140	$3,691	$(1,578)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

219

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$913	$531	$197

Total Investment Income	913	531	197

Expenses
Investment Management Fees	118	94	36
Accounting & Transfer Agent Fees	22	16	5
Custodian Fees	—	1	3
Filing Fees	13	10	1
Shareholders’ Reports	9	8	3
Directors’/Trustees’ Fees & Expenses	—	—	48
Professional Fees	—	—	34
Other	(1)	—	20

Total Expenses	161	129	150

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(15)	(10)	(103)
Fees Paid Indirectly (Note C)	(6)	(5)	(3)

Net Expenses	140	114	44

Net Investment Income (Loss)	773	417	153

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(96)	(59)	(74)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(480)	32	(26)

Net Realized and Unrealized Gain (Loss)	(576)	(27)	(100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$197	$390	$53

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

220

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$58,979	$175,087	$33,616	$102,228	$7,163	$19,467	$34,833	$93,996
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	485	7,758	(2,130)	(14,551)	(7,343)	(7,643)	(53,611)	(223,369)
Affiliated Investment Companies Shares Sold	(14)	23	—	3	1	—	(8)	—
Foreign Currency Transactions	—	—	119,362	(1,144)	4	(12)	(5,169)	(1,934)
Forward Currency Contracts	—	—	—	91,348	28,723	32,151	427,410	806,336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,957)	37,497	(96,492)	57,063	(26,233)	28,079	(316,318)	374,136
Affiliated Investment Companies Shares	27	(9)	1	(2)	(1)	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(298)	193	(12)	43	(632)	1,187
Forward Currency Contracts	—	—	(4,903)	(46,587)	(1,235)	(10,404)	36,881	(329,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,520	220,356	49,156	188,551	1,067	61,682	123,386	721,021

Distributions:
Institutional Class Shares	(60,141)	(170,989)	(87,479)	(141,446)	(30,567)	(37,788)	(335,646)	(619,057)
Capital Share Transactions (1):
Shares Issued	2,407,553	3,514,943	920,471	1,273,102	139,493	186,134	2,141,174	3,716,149
Shares Issued in Lieu of Cash Distributions	55,991	158,775	76,847	129,904	30,491	37,698	331,642	583,539
Shares Redeemed	(2,586,594)	(4,274,622)	(1,239,743)	(1,522,630)	(257,648)	(222,433)	(4,194,363)	(3,976,985)

Net Increase (Decrease) from Capital Share Transactions	(123,050)	(600,904)	(242,425)	(119,624)	(87,664)	1,399	(1,721,547)	322,703

Total Increase (Decrease) in Net Assets	(125,671)	(551,537)	(280,748)	(72,519)	(117,164)	25,293	(1,933,807)	424,667
Net Assets
Beginning of Period	7,418,534	7,970,071	5,518,420	5,590,939	1,235,997	1,210,704	15,555,653	15,130,986

End of Period	$7,292,863	$7,418,534	$5,237,672	$5,518,420	$1,118,833	$1,235,997	$13,621,846	$15,555,653

(1) Shares Issued and Redeemed:
Shares Issued	233,545	341,528	92,292	128,270	14,527	19,503	198,299	344,630
Shares Issued in Lieu of Cash Distributions	5,436	15,430	7,762	13,178	3,186	4,036	30,908	55,469
Shares Redeemed	(250,919)	(415,202)	(124,651)	(153,222)	(27,014)	(23,331)	(387,885)	(369,922)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,938)	(58,244)	(24,597)	(11,774)	(9,301)	208	(158,678)	30,177

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

221

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,977	$11,077	$12,885	$45,460	$57,146	$118,378	$46,296	$103,772
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,315	8,592	204	(15,943)	73,931	6,761	2,590	(23,319)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	6	(1)
Foreign Currency Transactions	(197)	(339)	—	—	—	—	52,575	(77)
Forward Currency Contracts	51,173	79,266	—	—	—	—	—	113,274
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,916)	82,846	1,767	56,188	300,654	448,239	(78,924)	145,875
Affiliated Investment Companies Shares	—	—	—	—	—	—	(4)	3
Translation of Foreign Currency-Denominated Amounts	(237)	436	—	—	—	—	(39)	212
Forward Currency Contracts	(273)	(37,331)	—	—	—	—	3,893	(44,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,842	144,547	14,856	85,705	431,731	573,378	26,393	295,666

Distributions:
Institutional Class Shares	(61,037)	(83,829)	(15,513)	(44,098)	(58,139)	(116,094)	(125,151)	(142,314)
Capital Share Transactions (1):
Shares Issued	357,896	523,406	947,016	641,748	856,439	1,165,957	1,034,474	2,062,765
Shares Issued in Lieu of Cash Distributions	59,290	81,438	15,109	40,238	57,031	110,257	122,157	139,001
Shares Redeemed	(391,860)	(304,226)	(657,013)	(721,109)	(1,579,716)	(1,086,981)	(1,511,781)	(1,471,131)

Net Increase (Decrease) from Capital Share Transactions	25,326	300,618	305,112	(39,123)	(666,246)	189,233	(355,150)	730,635

Total Increase (Decrease) in Net Assets	(10,869)	361,336	304,455	2,484	(292,654)	646,517	(453,908)	883,987
Net Assets
Beginning of Period	1,487,373	1,126,037	2,306,858	2,304,374	5,611,187	4,964,670	6,534,046	5,650,059

End of Period	$1,476,504	$1,487,373	$2,611,313	$2,306,858	$5,318,533	$5,611,187	$6,080,138	$6,534,046

(1) Shares Issued and Redeemed:
Shares Issued	34,178	50,680	89,509	61,021	64,617	93,063	95,578	191,700
Shares Issued in Lieu of Cash Distributions	5,751	8,301	1,432	3,825	4,318	8,798	11,281	13,107
Shares Redeemed	(37,444)	(29,575)	(62,141)	(68,502)	(117,335)	(87,670)	(140,346)	(137,209)

Net Increase (Decrease) from Shares Issued and Redeemed	2,485	29,406	28,800	(3,656)	(48,400)	14,191	(33,487)	67,598

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

222

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,039	$56,416	$6,853	$15,049	$15,050	$18,564	$123,960	$242,730
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,722)	596	(6,060)	688	(5,628)	(3,435)	51,738	(26,638)
Affiliated Investment Companies Shares Sold	(23)	(4)	—	—	(14)	(3)	(186)	13
Foreign Currency Transactions	—	—	9,526	(37)	(429)	35,410	12,311	(111)
Forward Currency Contracts	—	—	—	14,795	37,631	—	—	24,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,602	189,030	(19,092)	21,583	(52,219)	74,421	216,358	836,659
Affiliated Investment Companies Shares	(3)	9	(2)	3	(2)	7	(21)	57
Translation of Foreign Currency-Denominated Amounts	—	—	(30)	32	(206)	256	(18)	21
Forward Currency Contracts	—	—	490	(6,974)	(2,118)	(21,664)	1,027	(10,327)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,893	246,047	(8,315)	45,139	(7,935)	103,556	405,169	1,067,020

Distributions:
Institutional Class Shares	(26,623)	(55,145)	(18,598)	(16,395)	(27,050)	(35,318)	(132,048)	(241,381)
Capital Share Transactions (1):
Shares Issued	460,750	437,804	161,476	278,164	498,765	1,027,377	1,646,183	2,817,218
Shares Issued in Lieu of Cash Distributions	25,039	51,783	17,968	15,909	27,050	35,318	130,209	237,758
Shares Redeemed	(358,280)	(750,304)	(160,440)	(207,990)	(358,854)	(201,879)	(2,447,423)	(2,676,114)

Net Increase (Decrease) from Capital Share Transactions	127,509	(260,717)	19,004	86,083	166,961	860,816	(671,031)	378,862

Total Increase (Decrease) in Net Assets	127,779	(69,815)	(7,909)	114,827	131,976	929,054	(397,910)	1,204,501
Net Assets
Beginning of Period	1,712,376	1,782,191	766,607	651,780	1,521,379	592,325	9,843,294	8,638,793

End of Period	$1,840,155	$1,712,376	$758,698	$766,607	$1,653,355	$1,521,379	$9,445,384	$9,843,294

(1) Shares Issued and Redeemed:
Shares Issued	40,952	40,841	16,131	27,911	48,362	101,960	144,052	258,905
Shares Issued in Lieu of Cash Distributions	2,228	4,827	1,788	1,613	2,619	3,728	11,523	21,807
Shares Redeemed	(32,252)	(70,148)	(16,176)	(20,861)	(35,441)	(20,658)	(214,734)	(248,227)

Net Increase (Decrease) from Shares Issued and Redeemed	10,928	(24,480)	1,743	8,663	15,540	85,030	(59,159)	32,485

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

223

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,568	$20,361	$2,335	$4,943	$44,844	$99,024	$13,434	$28,809
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(356)	(360)	1,312	(1,051)	6,638	19,214	(8,474)	(6,498)
Affiliated Investment Companies Shares Sold	2,250	(338)	—	—	—	—	4	2
Swap Contracts.	—	—	—	—	—	—	(9,945)	(2,983)
Foreign Currency Transactions	—	—	—	—	—	—	(383)	(43)
Forward Currency Contracts	—	—	—	—	—	—	11,566	25,856
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,508	6,084	35,548	36,494	176,059	286,465	(5,487)	43,174
Affiliated Investment Companies Shares	34,171	43,274	—	—	—	—	(4)	3
Swap Contracts	—	—	—	—	—	—	(25,737)	(20,599)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	—	27
Forward Currency Contracts	—	—	—	—	—	—	996	(9,099)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,141	69,021	39,195	40,386	227,541	404,703	(24,030)	58,649

Distributions:
Institutional Class Shares	(12,118)	(20,204)	(1,584)	(5,453)	(31,210)	(96,788)	(37,128)	(38,948)
Capital Share Transactions (1):
Shares Issued	288,089	430,279	47,106	58,343	901,935	1,231,285	205,815	425,606
Shares Issued in Lieu of Cash Distributions	12,117	20,200	1,584	5,453	30,463	91,253	36,198	38,094
Shares Redeemed	(266,589)	(230,642)	(59,131)	(52,337)	(1,018,990)	(1,234,043)	(379,443)	(440,322)

Net Increase (Decrease) from Capital Share Transactions	33,617	219,837	(10,441)	11,459	(86,592)	88,495	(137,430)	23,378

Total Increase (Decrease) in Net Assets	72,640	268,654	27,170	46,392	109,739	396,410	(198,588)	43,079
Net Assets
Beginning of Period	1,064,950	796,296	215,040	168,648	4,887,736	4,491,326	1,484,797	1,441,718

End of Period	$1,137,590	$1,064,950	$242,210	$215,040	$4,997,475	$4,887,736	$1,286,209	$1,484,797

(1) Shares Issued and Redeemed:
Shares Issued	28,552	44,054	4,403	6,328	73,712	104,817	20,886	43,208
Shares Issued in Lieu of Cash Distributions	1,214	2,073	149	579	2,514	7,698	3,664	3,960
Shares Redeemed	(26,229)	(23,679)	(5,453)	(5,546)	(83,758)	(105,557)	(39,050)	(44,873)

Net Increase (Decrease) from Shares Issued and Redeemed	3,537	22,448	(901)	1,361	(7,532)	6,958	(14,500)	2,295

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

224

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2020	2019	2020	2019	2020	2019	2020	2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,039	$14,042	$1,013	$1,914	$3,871	$7,287	$15,202	$31,974
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,622	(167)	(188)	(28)	(223)	(14)	(289)	(40)
Swap Contracts	(6,702)	320	(2,167)	(48)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,800)	49,821	(1,547)	6,441	(1,928)	17,118	(790)	19,393
Swap Contracts	(26,498)	(25,584)	(3,715)	(3,484)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,339)	38,432	(6,604)	4,795	1,720	24,391	14,123	51,327

Distributions:
Institutional Class Shares	(6,806)	(14,027)	(921)	(1,907)	(3,804)	(7,271)	(13,979)	(32,121)
Capital Share Transactions (1):
Shares Issued	134,771	290,520	49,224	64,370	87,267	166,180	475,117	1,033,600
Shares Issued in Lieu of Cash Distributions	6,798	14,011	921	1,907	3,778	7,226	12,078	28,928
Shares Redeemed	(281,221)	(310,504)	(43,017)	(55,958)	(119,294)	(134,143)	(611,576)	(1,016,742)

Net Increase (Decrease) from Capital Share Transactions	(139,652)	(5,973)	7,128	10,319	(28,249)	39,263	(124,381)	45,786

Total Increase (Decrease) in Net Assets	(175,797)	18,432	(397)	13,207	(30,333)	56,383	(124,237)	64,992
Net Assets
Beginning of Period	884,142	865,710	135,575	122,368	509,830	453,447	2,618,249	2,553,257

End of Period	$708,345	$884,142	$135,178	$135,575	$479,497	$509,830	$2,494,012	$2,618,249

(1) Shares Issued and Redeemed:
Shares Issued	13,566	29,354	4,961	6,482	8,437	16,318	46,672	101,744
Shares Issued in Lieu of Cash Distributions	684	1,408	92	191	365	706	1,186	2,846
Shares Redeemed	(29,059)	(31,450)	(4,481)	(5,633)	(11,604)	(13,193)	(60,126)	(100,079)

Net Increase (Decrease) from Shares Issued and Redeemed	(14,809)	(688)	572	1,040	(2,802)	3,831	(12,268)	4,511

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

225

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,079	$30,152	$7,327	$14,721	$4,184	$7,185
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(932)	(132)	(1,163)	(521)	(308)	(113)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,007)	81,331	(2,473)	9,345	(5,454)	17,427

Net Increase (Decrease) in Net Assets Resulting from Operations	9,140	111,351	3,691	23,545	(1,578)	24,499

Distributions:
Institutional Class Shares	(15,763)	(30,101)	(7,061)	(14,735)	(4,048)	(7,149)
Capital Share Transactions (1):
Shares Issued	300,728	764,488	162,464	386,341	106,544	163,979
Shares Issued in Lieu of Cash Distributions	15,155	28,921	6,732	14,141	3,983	7,052
Shares Redeemed	(423,485)	(587,680)	(302,659)	(366,699)	(101,397)	(104,499)

Net Increase (Decrease) from Capital Share Transactions	(107,602)	205,729	(133,463)	33,783	9,130	66,532

Total Increase (Decrease) in Net Assets	(114,225)	286,979	(136,833)	42,593	3,504	83,882
Net Assets
Beginning of Period	2,069,659	1,782,680	1,228,326	1,185,733	519,431	435,549

End of Period	$1,955,434	$2,069,659	$1,091,493	$1,228,326	$522,935	$519,431

(1) Shares Issued and Redeemed:
Shares Issued	29,014	74,969	15,796	37,575	10,069	15,534
Shares Issued in Lieu of Cash Distributions	1,454	2,819	654	1,374	371	664
Shares Redeemed	(41,111)	(57,788)	(29,460)	(35,640)	(9,592)	(9,902)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,643)	20,000	(13,010)	3,309	848	6,296

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

226

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$773	$1,503	$417	$799	$153	$14
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(96)	—	(59)	(16)	(74)	—
Change in Unrealized Appreciation (Depreciation)of:
Investment Securities and Foreign Currency	(480)	1,739	32	2,198	(26)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	197	3,242	390	2,981	53	14

Distributions:
Institutional Class Shares	(769)	(1,493)	(417)	(795)	(149)	(11)
Capital Share Transactions (1):
Shares Issued	16,973	40,618	9,953	19,440	12,894	23,898
Shares Issued in Lieu of Cash Distributions	768	1,493	417	795	148	11
Shares Redeemed	(31,506)	(23,123)	(15,646)	(14,600)	(3,700)	(768)

Net Increase (Decrease) from Capital Share Transactions	(13,765)	18,988	(5,276)	5,635	9,342	23,141

Total Increase (Decrease) in Net Assets	(14,337)	20,737	(5,303)	7,821	9,246	23,144
Net Assets
Beginning of Period	121,169	100,432	74,139	66,318	23,144	—

End of Period	$106,832	$121,169	$68,836	$74,139	$32,390	$23,144

(1) Shares Issued and Redeemed:
Shares Issued	1,654	3,975	989	1,961	1,285	2,390
Shares Issued in Lieu of Cash Distributions	75	146	41	80	15	1
Shares Redeemed	(3,090)	(2,261)	(1,559)	(1,480)	(373)	(77)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,361)	1,860	(529)	561	927	2,314

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

227

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.31		$10.24	$10.29	$10.31	$10.32	$10.32	$10.03		$9.95	$9.99	$9.99	$9.96	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.18	0.11	0.07	0.04	0.06		0.18	0.17	0.12	0.08	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		0.06	(0.06)	(0.02)	—	0.01	0.03		0.15	(0.08)	(0.03)	—	—

Total from Investment Operations	0.07		0.29	0.12	0.09	0.07	0.05	0.09		0.33	0.09	0.09	0.08	0.05

Less Distributions:
Net Investment Income	(0.08)		(0.22)	(0.17)	(0.11)	(0.07)	(0.04)	(0.15)		(0.25)	(0.13)	(0.09)	(0.05)	(0.10)
Net Realized Gains	—		—	—	—	(0.01)	(0.01)	—		—	—	—	—	(0.01)

Total Distributions	(0.08)		(0.22)	(0.17)	(0.11)	(0.08)	(0.05)	(0.15)		(0.25)	(0.13)	(0.09)	(0.05)	(0.11)

Net Asset Value, End of Period	$10.30		$10.31	$10.24	$10.29	$10.31	$10.32	$9.97		$10.03	$9.95	$9.99	$9.99	$9.96

Total Return	0.71	%(B)	2.90%	1.22%	0.86%	0.70%	0.44%	0.93	%(B)	3.42%	0.87%	0.95%	0.81%	0.56%

Net Assets, End of Period (thousands)	$7,292,863		$7,418,534	$7,970,071	$7,458,011	$6,985,789	$7,306,008	$5,237,672		$5,518,420	$5,590,939	$5,201,650	$4,724,757	$5,360,173
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.18	%(C)	0.18%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.59	%(C)	2.22%	1.76%	1.08%	0.69%	0.38%	1.20	%(C)	1.83%	1.73%	1.21%	0.79%	0.54%
Portfolio Turnover Rate	20	%(B)	30%	68%	86%	64%	81%	17	%(B)	59%	81%	121%	87%	125%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

228

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$9.60	$9.66	$9.72	$9.41	$10.00	$10.96		$10.90	$11.03	$11.16	$11.08	$11.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.15	0.15	0.17	0.17	0.15	0.03		0.07	0.11	0.18	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)		0.34	(0.04)	(0.08)	0.24	(0.59)	0.07		0.44	(0.07)	(0.08)	0.10	0.07

Total from Investment Operations	0.01		0.49	0.11	0.09	0.41	(0.44)	0.10		0.51	0.04	0.10	0.28	0.24

Less Distributions:
Net Investment Income	(0.24)		(0.30)	(0.17)	(0.15)	(0.10)	(0.15)	(0.25)		(0.45)	(0.16)	(0.19)	(0.17)	(0.20)
Net Realized Gains	—		—	—	—	—	—	—		—	(0.01)	(0.04)	(0.03)	(0.02)

Total Distributions	(0.24)		(0.30)	(0.17)	(0.15)	(0.10)	(0.15)	(0.25)		(0.45)	(0.17)	(0.23)	(0.20)	(0.22)

Net Asset Value, End of Period.	$9.56		$9.79	$9.60	$9.66	$9.72	$9.41	$10.81		$10.96	$10.90	$11.03	$11.16	$11.08

Total Return	0.11	%(B)	5.29%	1.12%	1.00%	4.44%	(4.42%)	0.90	%(B)	4.88%	0.38%	0.95%	2.63%	2.22%

Net Assets, End of Period (thousands)	$1,118,833		$1,235,997	$1,210,704	$1,137,725	$988,751	$995,914	$13,621,846		$15,555,653	$15,130,986	$14,085,116	$12,597,375	$11,237,965
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.27	%(C)	0.28%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.18%	0.17%	0.17%	0.17%	0.17%	0.27	%(C)	0.29%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.17	%(C)	1.60%	1.62%	1.77%	1.75%	1.55%	0.47	%(C)	0.63%	1.03%	1.66%	1.60%	1.55%
Portfolio Turnover Rate	23	%(B)	62%	63%	52%	54%	56%	16	%(B)	46%	67%	69%	41%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

229

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.45	$10.22	$10.37	$10.48	$10.81	$10.57		$10.38	$10.59	$10.75	$10.75	$10.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		0.09	0.10	0.10	0.11	0.14	0.06		0.20	0.16	0.12	0.11	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13		1.08	0.15	0.02	0.50	0.27	0.01		0.19	(0.22)	(0.13)	0.04	0.07

Total from Investment Operations	0.16		1.17	0.25	0.12	0.61	0.41	0.07		0.39	(0.06)	(0.01)	0.15	0.17

Less Distributions:
Net Investment Income	(0.33)		(0.73)	(0.02)	(0.25)	(0.71)	(0.69)	(0.07)		(0.20)	(0.15)	(0.12)	(0.11)	(0.09)
Net Realized Gains	(0.11)		(0.04)	—	(0.02)	(0.01)	(0.05)	—		—	—	(0.03)	(0.04)	(0.02)

Total Distributions	(0.44)		(0.77)	(0.02)	(0.27)	(0.72)	(0.74)	(0.07)		(0.20)	(0.15)	(0.15)	(0.15)	(0.11)

Net Asset Value, End of Period	$10.57		$10.85	$10.45	$10.22	$10.37	$10.48	$10.57		$10.57	$10.38	$10.59	$10.75	$10.75

Total Return	1.59	%(B)	11.92%	2.42%	1.31%	6.26%	3.93%	0.67	%(B)	3.75%	(0.60%)	(0.10%)	1.40%	1.65%

Net Assets, End of Period (thousands)	$1,476,504		$1,487,373	$1,126,037	$933,640	$772,664	$567,118	$2,611,313		$2,306,858	$2,304,374	$2,221,841	$2,094,510	$2,144,989
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.22	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.20	%(C)	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.66	%(C)	0.85%	0.94%	1.04%	1.09%	1.37%	1.14	%(C)	1.92%	1.52%	1.17%	1.02%	0.90%
Portfolio Turnover Rate	27	%(B)	49%	37%	51%	48%	27%	37	%(B)	58%	30%	34%	51%	82%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

230

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.99		$11.88	$12.45	$12.86	$12.67	$12.60	$10.95		$10.68	$10.85	$10.90	$10.82	$10.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.29	0.27	0.26	0.26	0.27	0.08		0.19	0.19	0.20	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.88		1.10	(0.57)	(0.39)	0.24	0.13	(0.02)		0.35	(0.16)	(0.07)	0.10	(0.01)

Total from Investment Operations	1.02		1.39	(0.30)	(0.13)	0.50	0.40	0.06		0.54	0.03	0.13	0.29	0.16

Less Distributions:
Net Investment Income	(0.14)		(0.28)	(0.26)	(0.25)	(0.25)	(0.27)	(0.21)		(0.27)	(0.19)	(0.18)	(0.19)	(0.19)
Net Realized Gains	—		—	(0.01)	(0.03)	(0.06)	(0.06)	—		—	(0.01)	—	(0.02)	(0.01)

Total Distributions	(0.14)		(0.28)	(0.27)	(0.28)	(0.31)	(0.33)	(0.21)		(0.27)	(0.20)	(0.18)	(0.21)	(0.20)

Net Asset Value, End of Period	$13.87		$12.99	$11.88	$12.45	$12.86	$12.67	$10.80		$10.95	$10.68	$10.85	$10.90	$10.82

Total Return	7.93	%(B)	11.81%	(2.44%)	(0.93%)	3.95%	3.25%	0.55	%(B)	5.11%	0.22%	1.19%	2.70%	1.48%

Net Assets, End of Period (thousands)	$5,318,533		$5,611,187	$4,964,670	$4,629,841	$3,811,636	$3,378,949	$6,080,138		$6,534,046	$5,650,059	$5,559,764	$4,723,470	$3,896,233
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.12	%(C)	0.13%	0.12%	0.12%	0.12%	0.12%	0.23	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.07	%(C)	2.28%	2.22%	2.06%	2.01%	2.17%	1.43	%(C)	1.73%	1.76%	1.85%	1.77%	1.58%
Portfolio Turnover Rate	12	%(B)	25%	16%	12%	17%	19%	12	%(B)	51%	27%	23%	25%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

231

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Period May 20, 2015 Ʊ to Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.29		$10.11	$10.85	$10.97	$10.67	$10.80	$10.19		$9.80	$10.06	$10.08	$9.96	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.35	0.33	0.33	0.32	0.33	0.09		0.21	0.22	0.22	0.21	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		1.17	(0.71)	(0.11)	0.37	(0.04)	(0.18)		0.42	(0.24)	(0.03)	0.12	(0.06)

Total from Investment Operations	0.18		1.52	(0.38)	0.22	0.69	0.29	(0.09)		0.63	(0.02)	0.19	0.33	0.02

Less Distributions:
Net Investment Income	(0.16)		(0.34)	(0.33)	(0.32)	(0.34)	(0.37)	(0.24)		(0.24)	(0.22)	(0.21)	(0.21)	(0.06)
Net Realized Gains	—		—	(0.03)	(0.02)	(0.05)	(0.05)	(—)		—	(0.02)	—	—	—

Total Distributions	(0.16)		(0.34)	(0.36)	(0.34)	(0.39)	(0.42)	(0.24)		(0.24)	(0.24)	(0.21)	(0.21)	(0.06)

Net Asset Value, End of Period	$11.31		$11.29	$10.11	$10.85	$10.97	$10.67	$9.86		$10.19	$9.80	$10.06	$10.08	$9.96

Total Return	1.63	%(B)	15.27%	(3.53%)	2.05%	6.61%	2.66%	(0.90	%)(B)	6.51%	(0.18%)	1.94%	3.39%	0.18	%(B)

Net Assets, End of Period (thousands)	$1,840,155		$1,712,376	$1,782,191	$1,804,891	$1,414,041	$1,068,817	$758,698		$766,607	$651,780	$514,588	$356,579	$220,608
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%	0.23	%(C)	0.24%	0.23%	0.23%	0.24%	0.28	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.04	%(C)	3.25%	3.21%	3.03%	2.99%	3.05%	1.77	%(C)	2.12%	2.25%	2.25%	2.06%	1.81	%(C)(D)
Portfolio Turnover Rate	18	%(B)	19%	24%	18%	28%	30%	16	%(B)	17%	19%	41%	21%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

232

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio					DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Period Jan 11, 2018 Ʊ to Oct 31, 2018		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.50		$9.89	$10.00		$11.38		$10.38	$10.90	$11.04	$10.80	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.20	0.15		0.14		0.29	0.27	0.25	0.24	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)		0.96	(0.21)		0.37		1.00	(0.53)	(0.16)	0.25	0.02

Total from Investment Operations	(0.02)		1.16	(0.06)		0.51		1.29	(0.26)	0.09	0.49	0.29

Less Distributions:
Net Investment Income	(0.18)		(0.55)	(0.05)		(0.16)		(0.29)	(0.26)	(0.23)	(0.22)	(0.25)
Net Realized Gains	—		—	—		—		—	—	—	(0.03)	—

Total Distributions	(0.18)		(0.55)	(0.05)		(0.16)		(0.29)	(0.26)	(0.23)	(0.25)	(0.25)

Net Asset Value, End of Period	$10.30		$10.50	$9.89		$11.73		$11.38	$10.38	$10.90	$11.04	$10.80

Total Return	(0.22	%)(B)	12.33%	(0.56	%)(B)	4.50	%(B)	12.60%	(2.38%)	0.86%	4.62%	2.77%

Net Assets, End of Period (thousands)	$1,653,355		$1,521,379	$592,325		$9,445,384		$9,843,294	$8,638,793	$8,185,290	$6,193,789	$4,153,194
Ratio of Expenses to Average Net Assets *	0.30	%(C)	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.30	%(C)	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.38	%(E)
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	1.99%	1.82	%(C)(D)	2.51	%(C)	2.69%	2.55%	2.32%	2.20%	2.49	%(E)
Portfolio Turnover Rate	15	%(B)	14%	68	%(B)	12	%(B)	21%	15%	18%	7%	52%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	0.01%		N/A		N/A	N/A	N/A	N/A	0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

233

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
									Period
	Six Months		Year		Year		Year		Aug 10,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		2016 Ʊ to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019		2018		2017		2016		2020		2019	2018	2017	2016	2015
	(Unaudited)										(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.47		$9.76		$9.92		$10.00		$10.11		$8.47	$9.31	$9.81	$8.67	$9.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.22		0.19		0.15		0.02		0.11		0.24	0.33	0.25	0.26	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		0.53		(0.29)		(0.16)		(0.08)		1.74		1.66	(0.83)	(0.50)	1.03	(0.81)

Total from Investment Operations	0.45		0.75		(0.10)		(0.01)		(0.06)		1.85		1.90	(0.50)	(0.25)	1.29	(0.76)

Less Distributions:
Net Investment Income	(0.11)		(0.22)		(0.19)		(0.15)		(0.02)		(0.07)		(0.22)	(0.34)	(0.24)	(0.15)	(0.07)
Net Realized Gains	—		—		(—)		—		—		—		(0.04)	—	(0.01)	—	—

Total Distributions	(0.11)		(0.22)		(0.19)		(0.15)		(0.02)		(0.07)		(0.26)	(0.34)	(0.25)	(0.15)	(0.07)

Net Asset Value, End of Period	$10.34		$10.00		$9.47		$9.76		$9.92		$11.89		$10.11	$8.47	$9.31	$9.81	$8.67

Total Return	4.56	%(B)	7.97%		(1.05%)		(0.05%)		(0.64	%)(B)	18.42	%(B)	22.69%	(5.73%)	(2.52%)	14.90%	(8.04%)

Net Assets, End of Period (thousands)	$1,137,590		$1,064,950		$796,296		$530,016		$112,561		$242,210		$215,040	$168,648	$124,591	$63,267	$208
Ratio of Expenses to Average Net Assets *	0.15	%(C)(E)	0.15	%(E)	0.15	%(E)	0.15	%(E)	0.15	%(C)(D)(E)	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.26	%(C)(E)	0.27	%(E)	0.26	%(E)	0.29	%(E)	0.45	%(C)(D)(E)	0.13	%(C)	0.15%	0.14%	0.14%	0.21%	16.22%
Ratio of Net Investment Income to Average Net Assets	2.25	%(C)	2.21%		1.93%		1.56%		0.91	%(C)(D)	2.05	%(C)	2.52%	3.52%	2.75%	2.76%	0.49%
Portfolio Turnover Rate	14	%(B)	3%		3%		5%		N/A		11	%(B)	38%	53%	2%	4%	88%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11	%(C)	0.12%		0.11%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

234

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$11.25	$11.79	$12.09	$11.54	$11.75	$10.06		$9.92	$10.02	$10.02	$9.79	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.25	0.35	0.25	0.16	0.06	0.09		0.20	0.18	0.17	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.47		0.78	(0.52)	(0.29)	0.53	(0.17)	(0.24)		0.20	(0.11)	(0.03)	0.18	(0.26)

Total from Investment Operations	0.58		1.03	(0.17)	(0.04)	0.69	(0.11)	(0.15)		0.40	0.07	0.14	0.35	(0.12)

Less Distributions:
Net Investment Income	(0.07)		(0.25)	(0.37)	(0.23)	(0.13)	(0.07)	(0.25)		(0.26)	(0.17)	(0.14)	(0.12)	(0.09)
Net Realized Gains	(0.01)		—	—	(0.03)	(0.01)	(0.03)	—		—	—	—	—	—

Total Distributions	(0.08)		(0.25)	(0.37)	(0.26)	(0.14)	(0.10)	(0.25)		(0.26)	(0.17)	(0.14)	(0.12)	(0.09)

Net Asset Value, End of Period	$12.53		$12.03	$11.25	$11.79	$12.09	$11.54	$9.66		$10.06	$9.92	$10.02	$10.02	$9.79

Total Return	4.83	%(B)	9.16%	(1.53%)	(0.26%)	5.96%	(0.98%)	(1.54	%)(B)	4.16%	0.70%	1.42%	3.67%	(1.14%)

Net Assets, End of Period (thousands)	$4,997,475		$4,887,736	$4,491,326	$4,359,301	$3,514,067	$2,982,898	$1,286,209		$1,484,797	$1,441,718	$1,130,418	$914,956	$784,996
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.24	%(C)	0.24%	0.23%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%	0.23	%(C)	0.24%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	2.13%	3.01%	2.14%	1.35%	0.54%	1.88	%(C)	1.98%	1.78%	1.72%	1.68%	1.38%
Portfolio Turnover Rate	12	%(B)	28%	24%	16%	19%	12%	15	%(B)	42%	39%	35%	62%	30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

235

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio								DFA California Municipal Real Return Portfolio
							Period					Period
	Six Months		Year	Year	Year	Year	Nov 4,		Six Months		Year	Nov 1,
	Ended		Ended	Ended	Ended	Ended	2014 Ʊ to		Ended		Ended	2017 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015		2020		2019	2018
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$9.71	$9.94	$9.93	$9.72	$10.00		$10.02		$9.80	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.13	0.12	0.11		0.07		0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)		0.28	(0.23)	0.01	0.21	(0.31)		(0.44)		0.21	(0.22)

Total from Investment Operations	(0.30)		0.44	(0.08)	0.14	0.33	(0.20)		(0.37)		0.36	(0.09)

Less Distributions:
Net Investment Income	(0.08)		(0.16)	(0.15)	(0.13)	(0.12)	(0.08)		(0.06)		(0.14)	(0.11)

Total Distributions	(0.08)		(0.16)	(0.15)	(0.13)	(0.12)	(0.08)		(0.06)		(0.14)	(0.11)

Net Asset Value, End of Period	$9.61		$9.99	$9.71	$9.94	$9.93	$9.72		$9.59		$10.02	$9.80

Total Return	(3.03	%)(B)	4.56%	(0.86%)	1.42%	3.40%	(1.98	%)(B)	(3.70	%)(B)	3.73%	(0.86	%)(B)

Net Assets, End of Period (thousands)	$708,345		$884,142	$865,710	$716,821	$473,985	$184,238		$135,178		$135,575	$122,368
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.23%	0.26%	0.27	%(C)(D)	0.27	%(C)	0.28%	0.30	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.35	%(C)(D)	0.27	%(C)	0.29%	0.32	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.63	%(C)	1.62%	1.51%	1.34%	1.19%	1.12	%(C)(D)	1.40	%(C)	1.46%	1.31	%(C)(D)
Portfolio Turnover Rate	14	%(B)	6%	8%	4%	N/A	N/A	(B)	18	%(B)	12%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

236

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio								DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30,		Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Period Mar 10, 2015 Ʊ to Oct 31,		Six Months Ended Apr 30,		Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,	Year Ended Oct 31,
	2020		2019	2018	2017	2016	2015		2020		2019	2018	2017	2016	2015
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.33		$9.96	$10.18	$10.22	$10.12	$10.00		$10.18		$10.10	$10.18	$10.21	$10.24	$10.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.15	0.14	0.12	0.12	0.09		0.06		0.12	0.11	0.10	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)		0.37	(0.23)	(0.04)	0.10	0.09		—		0.08	(0.08)	(0.03)	(0.02)	0.01

Total from Investment Operations	0.05		0.52	(0.09)	0.08	0.22	0.18		0.06		0.20	0.03	0.07	0.07	0.10

Less Distributions:
Net Investment Income	(0.08)		(0.15)	(0.13)	(0.12)	(0.12)	(0.06)		(0.06)		(0.12)	(0.11)	(0.10)	(0.10)	(0.09)

Total Distributions	(0.08)		(0.15)	(0.13)	(0.12)	(0.12)	(0.06)		(0.06)		(0.12)	(0.11)	(0.10)	(0.10)	(0.09)

Net Asset Value, End of Period	$10.30		$10.33	$9.96	$10.18	$10.22	$10.12		$10.18		$10.18	$10.10	$10.18	$10.21	$10.24

Total Return	0.45	%(B)	5.28%	(0.84%)	0.76%	2.22%	1.83	%(B)	0.55	%(B)	2.03%	0.28%	0.67%	0.68%	1.00%

Net Assets, End of Period (thousands)	$479,497		$509,830	$453,447	$351,938	$220,721	$100,315		$2,494,012		$2,618,249	$2,553,257	$2,531,941	$2,103,981	$2,199,837
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.22%	0.23%	0.23%	0.23%	0.23	%(C)(D)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.24%	0.24%	0.25%	0.37	%(C)(D)	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.51	%(C)	1.51%	1.38%	1.17%	1.13%	1.31	%(C)(D)	1.19	%(C)	1.22%	1.08%	0.96%	0.92%	0.90%
Portfolio Turnover Rate	16	%(B)	13%	11%	8%	2%	2	%(B)	72	%(B)	90%	31%	16%	11%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

237

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio							DFA California Short-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.38		$9.93	$10.19	$10.25	$10.17	$10.10	$10.30		$10.23	$10.31	$10.33	$10.34	$10.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.14	0.14	0.15	0.06		0.12	0.11	0.09	0.09	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.45	(0.26)	(0.06)	0.09	0.06	(0.02)		0.07	(0.09)	(0.02)	(0.01)	0.01

Total from Investment Operations	0.06		0.61	(0.11)	0.08	0.23	0.21	0.04		0.19	0.02	0.07	0.08	0.09

Less Distributions:
Net Investment Income	(0.08)		(0.16)	(0.15)	(0.14)	(0.15)	(0.14)	(0.06)		(0.12)	(0.10)	(0.09)	(0.09)	(0.08)

Total Distributions	(0.08)		(0.16)	(0.15)	(0.14)	(0.15)	(0.14)	(0.06)		(0.12)	(0.10)	(0.09)	(0.09)	(0.08)

Net Asset Value, End of Period	$10.36		$10.38	$9.93	$10.19	$10.25	$10.17	$10.28		$10.30	$10.23	$10.31	$10.33	$10.34

Total Return	0.57	%(B)	6.17%	(1.08%)	0.75%	2.23%	2.13%	0.40	%(B)	1.88%	0.22%	0.68%	0.79%	0.87%

Net Assets, End of Period (thousands)	$1,955,434		$2,069,659	$1,782,680	$1,667,648	$1,264,647	$910,481	$1,091,493		$1,228,326	$1,185,733	$1,031,539	$880,209	$825,484
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.22%	0.23%	0.23%	0.23%	0.22	%(C)	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.23%	0.22%	0.23%	0.22%	0.23%	0.23	%(C)	0.24%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.56	%(C)	1.57%	1.51%	1.35%	1.34%	1.47%	1.22	%(C)	1.19%	1.02%	0.88%	0.84%	0.78%
Portfolio Turnover Rate	15	%(B)	12%	6%	4%	3%	1%	31	%(B)	97%	39%	19%	20%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

238

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
														Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Jun 16,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	2015 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.72		$10.33	$10.58	$10.62	$10.56	$10.47	$10.26		$10.10	$10.24	$10.25	$10.14	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.14	0.15	0.17	0.07		0.14	0.12	0.11	0.11	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)		0.38	(0.25)	(0.04)	0.07	0.08	(0.03)		0.15	(0.14)	(0.01)	0.12	0.12

Total from Investment Operations	(0.03)		0.54	(0.10)	0.10	0.22	0.25	0.04		0.29	(0.02)	0.10	0.23	0.17

Less Distributions:
Net Investment Income	(0.08)		(0.15)	(0.15)	(0.14)	(0.16)	(0.16)	(0.07)		(0.13)	(0.12)	(0.11)	(0.12)	(0.03)

Total Distributions	(0.08)		(0.15)	(0.15)	(0.14)	(0.16)	(0.16)	(0.07)		(0.13)	(0.12)	(0.11)	(0.12)	(0.03)

Net Asset Value, End of Period	$10.61		$10.72	$10.33	$10.58	$10.62	$10.56	$10.23		$10.26	$10.10	$10.24	$10.25	$10.14

Total Return	(0.27	%)(B)	5.30%	(0.96%)	0.97%	2.10%	2.46%	0.37	%(B)	2.92%	(0.20%)	0.94%	2.29%	1.75	%(B)

Net Assets, End of Period (thousands)	$522,935		$519,431	$435,549	$347,302	$255,893	$196,624	$106,832		$121,169	$100,432	$91,204	$57,581	$28,985
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.22%	0.23%	0.23%	0.23%	0.23%	0.24	%(C)	0.23%	0.25%	0.25%	0.25%	0.25	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.23	%(C)	0.24%	0.23%	0.23%	0.23%	0.23%	0.28	%(C)	0.29%	0.25%	0.25%	0.34%	0.51	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.47%	1.45%	1.36%	1.42%	1.59%	1.32	%(C)	1.32%	1.20%	1.06%	1.10%	1.25	%(C)(D)
Portfolio Turnover Rate	19	%(B)	19%	7%	7%	4%	2%	47	%(B)	40%	27%	15%	1%	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

239

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

							DFA Oregon
							Municipal
	DFA MN Municipal Bond Portfolio						Bond Portfolio
					Period				Period
	Six Months		Year	Year	Jul 25,		Six Months		Sep 10,
	Ended		Ended	Ended	2017 Ʊ to		Ended		2019 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,
	2020		2019	2018	2017		2020		2019
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period.	$10.05		$9.73	$9.95	$10.00		$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.11	0.11	0.02		0.05		0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.32	(0.22)	(0.05)		(0.01)		(0.01)

Total from Investment Operations	0.06		0.43	(0.11)	(0.03)		0.04		—

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.11)	(0.02)		(0.05)		(—)

Total Distributions	(0.06)		(0.11)	(0.11)	(0.02)		(0.05)		—

Net Asset Value, End of Period	$10.05		$10.05	$9.73	$9.95		$9.99		$10.00

Total Return	0.56	%(B)	4.47%	(1.16%)	(0.28	%)(B)	0.39	%(B)	0.05	%(B)

Net Assets, End of Period (thousands)	$68,836		$74,139	$66,318	$61,259		$32,390		$23,144
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.30%	0.32%	0.24	%(C)(D)	0.30	%(C)	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.35	%(C)	0.38%	0.38%	0.37	%(C)(D)	1.02	%(C)	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(C)	1.14%	1.09%	0.96	%(C)(D)	1.05	%(C)	0.47	%(C)(D)
Portfolio Turnover Rate	21	%(B)	14%	14%	N/A	(B)	6	%(B)	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

240

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which twenty-six (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2020, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/20
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	6%
	DFA Intermediate Government Fixed Income Portfolio	11%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

241

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS

242

is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

243

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.15	%*
DFA Two-Year Global Fixed Income Portfolio	0.15	%*
DFA Selectively Hedged Global Fixed Income Portfolio	0.15	%*
DFA Five-Year Global Fixed Income Portfolio	0.24	%*
DFA World ex U.S. Government Fixed Income Portfolio	0.18	%*
DFA Short-Term Government Portfolio	0.17	%*
DFA Intermediate Government Fixed Income Portfolio	0.10	%*
DFA Short-Term Extended Quality Portfolio	0.20	%*
DFA Intermediate-Term Extended Quality Portfolio	0.20	%*
DFA Targeted Credit Portfolio	0.19	%*
DFA Global Core Plus Fixed Income Portfolio	0.25	%*
DFA Investment Grade Portfolio	0.20	%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.10	%*
DFA Short-Duration Real Return Portfolio	0.19	%*
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.19	%*
DFA Short-Term Municipal Bond Portfolio	0.19	%*
DFA Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA California Short-Term Municipal Bond Portfolio	0.19	%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA One-Year Fixed Income Portfolio	0.15%	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.15%	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.15%	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.25%	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.18%	0.17%
DFA Short-Term Government Portfolio	0.17%	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.10%	0.09%
DFA Short-Term Extended Quality Portfolio	0.20%	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.20%	0.19%
DFA Targeted Credit Portfolio	0.19%	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.25%	0.24%
DFA Investment Grade Portfolio	0.20%	0.19%
DFA Inflation-Protected Securities Portfolio	0.10%	0.09%
DFA Short-Duration Real Return Portfolio	0.20%	0.18%
DFA Municipal Bond Portfolio	0.20%	0.18%

244

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$17	$125	$514
DFA Short-Term Government Portfolio (2)	0.20%	44	(19)	29
DFA Short-Term Extended Quality Portfolio (1)	0.22%	38	303	1,495
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	4	41	286
DFA Targeted Credit Portfolio (1)	0.20%	8	118	622
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	33	(19)	70
DFA Investment Grade Portfolio (4)	0.22%	122	198	1,558
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	641	2,893
DFA LTIP Portfolio (1)	0.15%	18	(17)	7

245

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	$43	$(37)	$22
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	11	(11)	6
DFA Municipal Bond Portfolio (1)	0.23%	10	18	164
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	68	(19)	126
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	14	7	83
DFA NY Municipal Bond Portfolio (1)	0.25%	1	15	70
DFA MN Municipal Bond Portfolio (1)	0.32%	1	10	107
DFA Oregon Municipal Bond Portfolio (1)	0.32%	—	103	112

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

246

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$107
DFA Five-Year Global Fixed Income Portfolio	411
DFA World ex U.S. Government Fixed Income Portfolio	48
DFA Municipal Real Return Portfolio	21
DFA California Municipal Real Return Portfolio	8
DFA Municipal Bond Portfolio	10
DFA Short-Term Municipal Bond Portfolio	31
DFA Intermediate-Term Municipal Bond Portfolio	26
DFA California Short-Term Municipal Bond Portfolio	17
DFA California Intermediate-Term Municipal Bond Portfolio	10
DFA NY Municipal Bond Portfolio	6
DFA MN Municipal Bond Portfolio	5
DFA Oregon Municipal Bond Portfolio	3

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$334
DFA Two-Year Global Fixed Income Portfolio	269
DFA Selectively Hedged Global Fixed Income Portfolio	22
DFA Five-Year Global Fixed Income Portfolio	227
DFA World ex U.S. Government Fixed Income Portfolio	(1)
DFA Short-Term Government Portfolio	61
DFA Intermediate Government Fixed Income Portfolio	88
DFA Short-Term Extended Quality Portfolio	46
DFA Intermediate-Term Extended Quality Portfolio	17
DFA Targeted Credit Portfolio	(2)
DFA Global Core Plus Fixed Income Portfolio	(14)
DFA Investment Grade Portfolio	13
DFA Diversified Fixed Income Portfolio	(6)
DFA LTIP Portfolio	(1)
DFA Inflation-Protected Securities Portfolio	55
DFA Short-Duration Real Return Portfolio	2

247

DFA Municipal Real Return Portfolio	—
DFA California Municipal Real Return Portfolio	$(1)
DFA Municipal Bond Portfolio	(1)
DFA Short-Term Municipal Bond Portfolio	63
DFA Intermediate-Term Municipal Bond Portfolio	2
DFA California Short-Term Municipal Bond Portfolio	14
DFA California Intermediate-Term Municipal Bond Portfolio	—
DFA NY Municipal Bond Portfolio	(—)
DFA MN Municipal Bond Portfolio	(—)
DFA Oregon Municipal Bond Portfolio	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$50,133	$262,720	$465,804	$1,479,882
DFA Two-Year Global Fixed Income Portfolio	—	856,513	714,842	1,236,080
DFA Selectively Hedged Global Fixed Income Portfolio	—	131,020	258,028	162,129
DFA Five-Year Global Fixed Income Portfolio	339,814	2,074,755	1,622,361	1,120,600
DFA World ex U.S. Government Fixed Income Portfolio	22,749	—	412,517	403,275
DFA Short-Term Government Portfolio	290,036	263,585	—	—
DFA Intermediate Government Fixed Income Portfolio	634,161	1,294,579	—	—
DFA Short-Term Extended Quality Portfolio	—	461,167	673,204	700,147
DFA Intermediate-Term Extended Quality Portfolio	149,613	42,723	317,088	292,379
DFA Targeted Credit Portfolio	6,004	—	128,315	119,357
DFA Global Core Plus Fixed Income Portfolio	5,241	10,828	414,435	230,093
DFA Investment Grade Portfolio	858,246	1,323,259	324,751	351,876
DFA Diversified Fixed Income Portfolio	55,387	49,460	57,228	59,953
DFA LTIP Portfolio	26,058	37,630	—	—
DFA Inflation-Protected Securities Portfolio	574,562	693,530	—	—
DFA Short-Duration Real Return Portfolio	37,558	108,122	170,080	329,447
DFA Municipal Real Return Portfolio	—	—	118,469	227,248
DFA California Municipal Real Return Portfolio	—	—	30,112	23,610
DFA Municipal Bond Portfolio	—	—	80,013	99,833
DFA Short-Term Municipal Bond Portfolio	—	—	1,253,536	1,353,580

248

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Intermediate-Term Municipal Bond Portfolio	—	—	$304,452	$396,249
DFA California Short-Term Municipal Bond Portfolio	—	—	303,611	386,069
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	103,440	100,527
DFA NY Municipal Bond Portfolio	—	—	44,875	54,583
DFA MN Municipal Bond Portfolio	—	—	14,071	13,901
DFA Oregon Municipal Bond Portfolio	—	—	10,472	1,523

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$132,331	$2,109,503	$2,017,782	$(14)	$27	$224,065	19,364	$2,033	—

Total	$132,331	$2,109,503	$2,017,782	$(14)	$27	$224,065	19,364	$2,033	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$8,262	$313,794	$320,652	—	$1	$1,405	121	$173	—

Total	$8,262	$313,794	$320,652	—	$1	$1,405	121	$173	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$6,987	$73,438	$79,705	$1	$(1)	$720	62	$124	—

Total	$6,987	$73,438	$79,705	$1	$(1)	$720	62	$124	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$10,366	$531,637	$541,995	$(8)	—	—	—	$254	—

Total	$10,366	$531,637	$541,995	$(8)	—	—	—	$254	—

249

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$53,504	$634,385	$655,782	$6	$(4)	$32,109	2,775	$1,098	—

Total	$53,504	$634,385	$655,782	$6	$(4)	$32,109	2,775	$1,098	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$110,406	$282,725	$328,918	$(23)	$(3)	$64,187	5,547	$2,050	—

Total	$110,406	$282,725	$328,918	$(23)	$(3)	$64,187	5,547	$2,050	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$20,916	$48,884	$60,711	—	$(2)	$9,087	785	$329	—

Total	$20,916	$48,884	$60,711	—	$(2)	$9,087	785	$329	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$75,815	$176,680	$213,008	$(14)	$(2)	$39,471	3,411	—	—

Total	$75,815	$176,680	$213,008	$(14)	$(2)	$39,471	3,411	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$693,614	$1,560,134	$1,838,132	$(186)	$(21)	$415,409	35,901	$12,791	—

Total	$693,614	$1,560,134	$1,838,132	$(186)	$(21)	$415,409	35,901	$12,791	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$529,102	$57,228	$59,953	$2,444	$35,838	$564,659	40,711	$5,872	—
DFA Two-Year Global Fixed Income	315,511	47,072	22,065	(194)	(1,668)	338,656	33,968	4,922	—
The DFA Short Term Investment Fund	—	171,178	148,597	—	1	22,582	1,952	—	—

Total	$844,613	$275,478	$230,615	$2,250	$34,171	$925,897	76,631	$10,794	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$36,970	$53,085	$86,733	$4	$(4)	$3,322	287	$421	—

Total	$36,970	$53,085	$86,733	$4	$(4)	$3,322	287	$421	—

250

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2018	$134,236	—	—	$134,236
2019	170,989	—	—	170,989
DFA Two-Year Global Fixed Income Portfolio
2018	67,032	—	—	67,032
2019	141,446	—	—	141,446
DFA Selectively Hedged Global Fixed Income Portfolio
2018	19,847	—	—	19,847
2019	37,788	—	—	37,788
DFA Five-Year Global Fixed Income Portfolio
2018	217,046	$9,217	—	226,263
2019	619,058	—	—	619,058
DFA World ex U.S. Government Fixed Income Portfolio
2018	1,574	—	—	1,574
2019	79,500	4,329	—	83,829
DFA Short-Term Government Portfolio
2018	32,064	—	—	32,064
2019	44,098	—	—	44,098
DFA Intermediate Government Fixed Income Portfolio
2018	102,138	4,998	—	107,136
2019	116,094	—	—	116,094
DFA Short-Term Extended Quality Portfolio
2018	100,156	4,054	—	104,210
2019	142,314	—	—	142,314
DFA Intermediate-Term Extended Quality Portfolio
2018	58,070	5,639	—	63,709
2019	55,145	—	—	55,145

251

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Targeted Credit Portfolio
2018	$13,620	$906	—	$14,526
2019	16,395	—	—	16,395
DFA Global Core Plus Fixed Income Portfolio
2018	2,471	—	—	2,471
2019	35,318	—	—	35,318
DFA Investment Grade Portfolio
2018	212,294	—	—	212,294
2019	241,381	—	—	241,381
DFA Diversified Fixed Income Portfolio
2018	13,444	98	—	13,542
2019	20,185	19	—	20,204
DFA LTIP Portfolio
2018	5,731	—	—	5,731
2019	4,624	829	—	5,453
DFA Inflation-Protected Securities Portfolio
2018	141,539	—	—	141,539
2019	96,788	—	—	96,788
DFA Short-Duration Real Return Portfolio
2018	19,458	—	—	19,458
2019	38,949	—	—	38,949
DFA Municipal Real Return Portfolio
2018	—	—	$12,044	12,044
2019	—	—	14,027	14,027
DFA California Municipal Real Return Portfolio
2018	—	—	1,086	1,086
2019	—	—	1,907	1,907
DFA Municipal Bond Portfolio
2018	—	—	5,602	5,602
2019	—	—	7,271	7,271
DFA Short-Term Municipal Bond Portfolio
2018	—	—	27,517	27,517
2019	—	—	32,120	32,120
DFA Intermediate-Term Municipal Bond Portfolio
2018	—	—	26,332	26,332
2019	—	—	30,101	30,101
DFA California Short-Term Municipal Bond Portfolio
2018	—	—	11,064	11,064
2019	—	—	14,735	14,735
DFA California Intermediate-Term Municipal Bond Portfolio
2018	—	—	5,751	5,751
2019	—	—	7,150	7,150

252

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA NY Municipal Bond Portfolio
2018	—	—	$1,109	$1,109
2019	—	—	1,493	1,493
DFA MN Municipal Bond Portfolio
2018	—	—	698	698
2019	—	—	796	796
DFA Oregon Municipal Bond Portfolio
2019	—	—	11	11

The DFA Oregon Municipal Bond Portfolio commenced operations on September 10, 2019, and did not pay any distributions for the year ended October 31, 2018.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(2,827)	—	$(2,827)
DFA Two-Year Global Fixed Income Portfolio	(487)	—	(487)
DFA Selectively Hedged Global Fixed Income Portfolio	(1,646)	—	(1,646)
DFA Five-Year Global Fixed Income Portfolio	(32,284)	—	(32,284)
DFA World ex U.S. Government Fixed Income Portfolio	(1,758)	—	(1,758)
DFA Short-Term Government Portfolio	(1,432)	—	(1,432)
DFA Intermediate Government Fixed Income Portfolio	(2,284)	—	(2,284)
DFA Short-Term Extended Quality Portfolio	(7,929)	—	(7,929)
DFA Intermediate-Term Extended Quality Portfolio	(793)	—	(793)
DFA Targeted Credit Portfolio	(1,772)	—	(1,772)
DFA Global Core Plus Fixed Income Portfolio	(1,900)	—	(1,900)
DFA Investment Grade Portfolio	(8,244)	—	(8,244)
DFA Diversified Fixed Income Portfolio	(179)	—	(179)
DFA LTIP Portfolio	(261)	—	(261)
DFA Inflation-Protected Securities Portfolio	(4,638)	—	(4,638)
DFA Short-Duration Real Return Portfolio	(3,311)	—	(3,311)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

253

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$1,289	—	$(12,589)	$4,989	$(6,311)
DFA Two-Year Global Fixed Income Portfolio	74,653	—	(22,082)	(13,691)	38,880
DFA Selectively Hedged Global Fixed Income Portfolio	27,861	—	(76,545)	(799)	(49,483)
DFA Five-Year Global Fixed Income Portfolio	323,204	—	(145,964)	(241,736)	(64,496)
DFA World ex U.S. Government Fixed Income Portfolio	46,332	$12,934	—	47,969	107,235
DFA Short-Term Government Portfolio	3,957	—	(24,930)	(597)	(21,570)
DFA Intermediate Government Fixed Income Portfolio	12,858	—	(22,991)	243,465	233,332
DFA Short-Term Extended Quality Portfolio	89,114	—	(11,962)	(19,223)	57,929
DFA Intermediate-Term Extended Quality Portfolio	482	—	(13,399)	90,323	77,406
DFA Targeted Credit Portfolio	11,388	72	—	2,304	13,764
DFA Global Core Plus Fixed Income Portfolio	21,979	—	(2,784)	42,747	61,942
DFA Investment Grade Portfolio	40,240	—	(59,642)	467,657	448,255
DFA Diversified Fixed Income Portfolio	288	—	(478)	27,309	27,119
DFA LTIP Portfolio	153	—	(1,188)	20,877	19,842
DFA Inflation-Protected Securities Portfolio	1,664	3,623	—	146,073	151,360
DFA Short-Duration Real Return Portfolio	32,139	—	(21,875)	(5,459)	4,805
DFA Municipal Real Return Portfolio	—	—	(2,524)	15,287	12,763
DFA California Municipal Real Return Portfolio	—	—	(67)	605	538
DFA Municipal Bond Portfolio	—	—	(48)	9,829	9,781
DFA Short-Term Municipal Bond Portfolio	—	—	(151)	5,510	5,359
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(327)	55,265	54,938
DFA California Short-Term Municipal Bond Portfolio	—	—	(636)	5,325	4,689
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(134)	13,579	13,445
DFA NY Municipal Bond Portfolio	—	—	(10)	1,100	1,090
DFA MN Municipal Bond Portfolio	—	—	(43)	479	436
DFA Oregon Municipal Bond Portfolio	—	—	—	0	—

254

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$12,589	$12,589
DFA Two-Year Global Fixed Income Portfolio	22,082	22,082
DFA Selectively Hedged Global Fixed Income Portfolio	76,545	76,545
DFA Five-Year Global Fixed Income Portfolio	145,964	145,964
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	24,930	24,930
DFA Intermediate Government Fixed Income Portfolio	22,991	22,991
DFA Short-Term Extended Quality Portfolio	11,962	11,962
DFA Intermediate-Term Extended Quality Portfolio	13,399	13,399
DFA Targeted Credit Portfolio	—	—
DFA Global Core Plus Fixed Income Portfolio	2,784	2,784
DFA Investment Grade Portfolio	59,642	59,642
DFA Diversified Fixed Income Portfolio	478	478
DFA LTIP Portfolio	1,188	1,188
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	21,875	21,875
DFA Municipal Real Return Portfolio	2,524	2,524
DFA California Municipal Real Return Portfolio	67	67
DFA Municipal Bond Portfolio	48	48
DFA Short-Term Municipal Bond Portfolio	151	151
DFA Intermediate-Term Municipal Bond Portfolio	327	327
DFA California Short-Term Municipal Bond Portfolio	636	636
DFA California Intermediate-Term Municipal Bond Portfolio	134	134
DFA NY Municipal Bond Portfolio	10	10
DFA MN Municipal Bond Portfolio	43	43
DFA Oregon Municipal Bond Portfolio	—	—

During the year ended October 31, 2019, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$7,819
DFA Two-Year Global Fixed Income Portfolio	6,397
DFA Selectively Hedged Global Fixed Income Portfolio	215
DFA Intermediate Government Fixed Income Portfolio	6,762
DFA Short-Term Extended Quality Portfolio	1,705
DFA Intermediate-Term Extended Quality Portfolio	679
DFA Targeted Credit Portfolio	684
DFA Inflation-Protected Securities Portfolio	15,577
DFA Municipal Real Return Portfolio	154

255

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$8,186,073	$8,230	$(4,801)	$3,429
DFA Two-Year Global Fixed Income Portfolio	5,628,959	8,759	(86,640)	(77,881)
DFA Selectively Hedged Global Fixed Income Portfolio	1,225,181	5,535	(24,566)	(19,031)
DFA Five-Year Global Fixed Income Portfolio	15,100,605	48,671	(535,855)	(487,184)
DFA World ex U.S. Government Fixed Income Portfolio	1,282,611	19,558	(35,014)	(15,456)
DFA Short-Term Government Portfolio	2,402,179	4,361	(10,421)	(6,060)
DFA Intermediate Government Fixed Income Portfolio	5,095,265	48,642	(37,389)	11,253
DFA Short-Term Extended Quality Portfolio	6,017,761	19,207	(122,269)	(103,062)
DFA Intermediate-Term Extended Quality Portfolio	1,864,438	19,626	(13,549)	6,077
DFA Targeted Credit Portfolio	735,087	2,862	(10,892)	(8,030)
DFA Global Core Plus Fixed Income Portfolio	791,548	10,105	(29,604)	(19,499)
DFA Investment Grade Portfolio	9,418,877	101,460	(53,507)	47,953
DFA Diversified Fixed Income Portfolio	923,964	1,974	(456)	1,518
DFA LTIP Portfolio	188,051	2,547	(—)	2,547
DFA Inflation-Protected Securities Portfolio	4,573,391	81,068	(6,683)	74,385
DFA Short-Duration Real Return Portfolio	1,476,791	9,380	(18,771)	(9,391)
DFA Municipal Real Return Portfolio	849,077	13,385	(1,322)	12,063
DFA California Municipal Real Return Portfolio	129,585	1,795	(90)	1,705
DFA Municipal Bond Portfolio	463,305	4,285	(581)	3,704
DFA Short-Term Municipal Bond Portfolio	2,579,404	1,456	(1,615)	(159)
DFA Intermediate-Term Municipal Bond Portfolio	1,828,877	28,982	(2,193)	26,789
DFA California Short-Term Municipal Bond Portfolio	1,248,999	2,470	(840)	1,630
DFA California Intermediate-Term Municipal Bond Portfolio	476,644	7,339	(533)	6,806
DFA NY Municipal Bond Portfolio	110,064	562	(40)	522
DFA MN Municipal Bond Portfolio	69,659	39	(332)	(293)
DFA Oregon Municipal Bond Portfolio	31,786	47	(73)	(26)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

256

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

257

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,245,619	$—
DFA Selectively Hedged Global Fixed Income Portfolio	866,635	—
DFA Five-Year Global Fixed Income Portfolio	14,386,894	—

258

	Forward Currency Contracts*	Swap Contracts**
DFA World ex U.S. Government Fixed Income Portfolio	$1,913,667	$—
DFA Short-Term Extended Quality Portfolio	2,358,212	—
DFA Targeted Credit Portfolio	372,607	—
DFA Global Core Plus Fixed Income Portfolio	1,191,938	—
DFA Investment Grade Portfolio	538,436	—
DFA Short-Duration Real Return Portfolio	376,017	1,406,714
DFA Municipal Real Return Portfolio	—	862,857
DFA California Municipal Real Return Portfolio	—	141,000

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$1,335	$1,335	—
DFA Selectively Hedged Global Fixed Income Portfolio	838	838	—
DFA Five-Year Global Fixed Income Portfolio	44,620	44,620	—
DFA World ex U.S. Government Fixed Income Portfolio	2,658	2,658	—
DFA Short-Term Extended Quality Portfolio	2,923	2,923	—
DFA Targeted Credit Portfolio	72	72	—
DFA Global Core Plus Fixed Income Portfolio	868	868	—
DFA Short-Duration Real Return Portfolio	346	197	$149
DFA Municipal Real Return Portfolio	99	—	99
DFA California Municipal Real Return Portfolio	3	—	3

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(38,456)	$(38,456)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(6,960)	(6,960)	—
DFA Five-Year Global Fixed Income Portfolio	(109,872)	(109,872)	—
DFA World ex U.S. Government Fixed Income Portfolio	(22,210)	(22,210)	—
DFA Short-Term Extended Quality Portfolio	(22,043)	(22,043)	—
DFA Targeted Credit Portfolio	(2,681)	(2,681)	—
DFA Global Core Plus Fixed Income Portfolio	(17,243)	(17,243)	—
DFA Investment Grade Portfolio	(5,046)	(5,046)	—
DFA Short-Duration Real Return Portfolio	(41,492)	(2,611)	$(38,881)
DFA Municipal Real Return Portfolio	(38,960)	—	(38,960)
DFA California Municipal Real Return Portfolio	(7,064)	—	(7,064)

259

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Selectively Hedged Global Fixed Income Portfolio	$28,723	$28,723	—
DFA Five-Year Global Fixed Income Portfolio	427,410	427,410	—
DFA World ex U.S. Government Fixed Income Portfolio	51,173	51,173	—
DFA Global Core Plus Fixed Income Portfolio	37,631	37,631	—
DFA Short-Duration Real Return Portfolio	1,621	11,566	$(9,945)
DFA Municipal Real Return Portfolio	(6,702)	—	(6,702)
DFA California Municipal Real Return Portfolio	(2,167)	—	(2,167)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(4,903)	$(4,903)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(1,235)	(1,235)	—
DFA Five-Year Global Fixed Income Portfolio	36,881	36,881	—
DFA World ex U.S. Government Fixed Income Portfolio	(273)	(273)	—
DFA Short-Term Extended Quality Portfolio	3,893	3,893	—
DFA Targeted Credit Portfolio	490	490	—
DFA Global Core Plus Fixed Income Portfolio	(2,118)	(2,118)	—
DFA Investment Grade Portfolio	1,027	1,027	—
DFA Short-Duration Real Return Portfolio	(24,741)	996	$(25,737)
DFA Municipal Real Return Portfolio	(26,498)	—	(26,498)
DFA California Municipal Real Return Portfolio	(3,715)	—	(3,715)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement

260

is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2020 (amounts in thousands):

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
UBS AG	—	—	—	—	—	$2,550	$2,550	—	—	$2,550
JP Morgan	$955	$955	$(955)	—	—	17,100	17,100	$(955)	—	16,145
State Street Bank and Trust	—	—	—	—	—	9,060	9,060	—	—	9,060
HSBC Bank	134	134	(134)	—	—	3,941	3,941	(134)	—	3,807
Citibank, N.A.	—	—	—	—	—	3,187	3,187	—	—	3,187
Barclays Capital	—	—	—	—	—	2,451	2,451	—	—	2,451
Bank of America Corp.	—	—	—	—	—	168	168	—	—	168
Goldman Sachs International	247	247	—	—	$247	—	—	—	—	—

Total	$1,336	$1,336	$(1,089)	—	$247	$38,457	$38,457	$(1,089)	—	$37,368

DFA Selectively Hedged Global Fixed Income Portfolio
Bank of America Corp.	$124	$124	$(124)	—	—	$1,262	$1,262	$(124)	—	$1,138
Citibank, N.A.	—	—	—	—	—	982	982	—	—	982
State Street Bank And Trust	714	714	(714)	—	—	1,244	1,244	(714)	—	530
JP Morgan New York	—	—	—	—	—	3,461	3,461	—	—	3,461
Goldman Sachs International	—	—	—	—	—	11	11	—	—	11

Total	$838	$838	$(838)	—	—	$6,960	$6,960	$(838)	—	$6,122

261

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp.	$4,044	$4,044	$(4,044)	—	—	$7,849	$7,849	$(4,044)	—	$3,805
HSBC Bank	1,604	1,604	(1,604)	—	—	7,375	7,375	(1,604)	—	5,771
UBS AG	965	965	(965)	—	—	4,463	4,463	(965)	—	3,498
Barclays Capital	8,641	8,641	(8,641)	—	—	19,539	19,539	(8,641)	—	10,898
State Street Bank and Trust	19,575	19,575	(19,575)	—	—	26,281	26,281	(19,575)	—	6,706
JP Morgan	8,214	8,214	(8,214)	—	—	29,643	29,643	(8,214)	—	21,429
Citibank, N.A.	1,031	1,031	(1,031)	—	—	6,251	6,251	(1,031)	—	5,220
Morgan Stanley and Co. International	546	546	(546)	—	—	7,410	7,410	(546)	—	6,864
National Australia Bank Ltd.	—	—	—	—	—	1,061	1,061	—	—	1,061

Total	$44,620	$44,620	$(44,620)	—	—	$109,872	$109,872	$(44,620)	—	$65,252

DFA World ex U.S. Government Fixed Income Portfolio
Barclays Capital	—	—	—	—	—	$5,743	$5,743	—	—	$5,743
UBS AG	—	—	—	—	—	2,601	2,601	—	—	2,601
Bank of America Corp.	$6	$6	$(6)	—	—	1,521	1,521	$(6)	—	1,515
State Street Bank and Trust	1,569	1,569	(1,569)	—	—	7,622	7,622	(1,569)	—	6,053
JP Morgan	1,051	1,051	(1,051)	—	—	4,722	4,722	(1,051)	—	3,671
Mellon Bank	32	32	—	—	$32	—	—	—	—	—

Total	$2,658	$2,658	$(2,626)	—	$32	$22,209	$22,209	$(2,626)	—	$19,583

DFA Short-Term Extended Quality Portfolio
Bank of America Corp.	$1,288	$1,288	$(1,288)	—	—	$4,783	$4,783	$(1,288)	—	$3,495
State Street Bank and Trust	177	177	(177)	—	—	9,595	9,595	(177)	—	9,418
Citibank, N.A.	—	—	—	—	—	658	658	—	—	658
JP Morgan	1,136	1,136	(1,136)	—	—	6,999	6,999	(1,136)	—	5,863
HSBC Bank	—	—	—	—	—	8	8	—	—	8
UBS AG	91	91	—	—	$91	—	—	—	—	—
Barclays Capital	231	231	—	—	231	—	—	—	—	—

Total	$2,923	$2,923	$(2,601)	—	$322	$22,043	$22,043	$(2,601)	—	$19,442

DFA Targeted Credit Portfolio
State Street Bank and Trust	$40	$40	$(40)	—	—	$1,139	$1,139	$(40)	—	$1,099
Citibank, N.A.	25	25	(25)	—	—	1,542	1,542	(25)	—	1,517
Bank of New York Mellon	7	7	—	—	$7	—	—	—	—	—

Total	$72	$72	$(65)	—	$7	$2,681	$2,681	$(65)	—	$2,616

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$157	$157	$(157)	—	—	$6,053	$6,053	$(157)	—	$5,896
Mellon Bank	—	—	—	—	—	685	685	—	—	685
State Street Bank and Trust	697	697	(697)	—	—	10,410	10,410	(697)	—	9,713
Goldman Sachs	14	14	(14)	—	—	94	94	(14)	—	80

Total	$868	$868	$(868)	—	—	$17,242	$17,242	$(868)	—	$16,374

262

		Net	Gross Amounts Not				Net	Gross Amounts Not
		Amounts	Offset in the				Amounts	Offset in the
		of	Statements of Assets				of	Statements of Assets
		Assets	and Liabilities				Liabilities	and Liabilities
		Presented					Presented
	Gross	in the				Gross	in the
	Amounts of	Statements				Amounts of	Statements
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)
	Assets					Liabilities
DFA Investment Grade Portfolio
State Street Bank and Trust	—	—	—	—	—	$2,072	$2,072	—	—	$2,072
UBS AG	—	—	—	—	—	1,921	1,921	—	—	1,921
JP Morgan	—	—	—	—	—	1,053	1,053	—	—	1,053

Total	—	—	—	—	—	$5,046	$5,046	—	—	$5,046

DFA Short-Duration Real Return Portfolio
	$149	$149	$(149)	—	—	$38,881	$38,881	$(149)	—	$38,732
Barclays Capital	31	31	(31)	—	—	1,106	1,106	(31)	—	1,075
Citibank, N.A.	53	53	(53)	—	—	1,505	1,505	(53)	—	1,452
ANZ Securities	112	112	—	—	$112	—	—	—	—	—

Total	$345	$345	$(233)	—	$112	$41,492	$41,492	$(233)	—	$41,259

DFA Municipal Real Return Portfolio
Citibank, N.A.	$99	$99	$(99)	—	—	$17,626	$17,626	$(99)	—	$17,527
Bank of America Corp	—	—	—	—	—	21,334	21,334	—	—	21,334

Total	$99	$99	$(99)	—	—	$38,960	$38,960	$(99)	—	$38,861

DFA California Municipal Real Return Portfolio
Citibank, N.A.	—	—	—	—	—	$3,288	$3,288	—	—	$3,288
Bank of America Corp	$4	$4	$(4)	—	—	3,777	3,777	$(4)	—	3,773

Total	$4	$4	$(4)	—	—	$7,065	$7,065	$(4)	—	$7,061

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

263

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2019, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2020
DFA World ex
U.S. Government Fixed Income Portfolio	2.30%	$5,276	1	—	$5,276	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

264

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements
	As of April 30, 2020
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$224,054	—	—	—	$224,054
DFA Two-Year Global Fixed Income Portfolio
Bonds	1,393	—	—	—	1,393
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	720	—	—	—	720
DFA Five-Year Global Fixed Income Portfolio
Bonds	25	—	—	—	25
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	32,089	—	—	—	32,089
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	64,227	—	—	—	64,227
DFA Targeted Credit Portfolio
Bonds	9,089	—	—	—	9,089
DFA Global Core Plus Fixed Income Portfolio
Bonds	39,483	—	—	—	39,483
DFA Investment Grade Portfolio
Agency Obligations, Bonds	415,608	—	—	—	415,608
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	22,580	—	—	—	22,580
DFA Short-Duration Real Return Portfolio
Bonds	3,314	—	—	—	3,314

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

265

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	4	69%
DFA Two-Year Global Fixed Income Portfolio	5	83%
DFA Selectively Hedged Global Fixed Income Portfolio	3	82%
DFA Five-Year Global Fixed Income Portfolio	3	79%
DFA World ex U.S. Government Fixed Income Portfolio	4	74%
DFA Short-Term Government Portfolio	3	82%
DFA Intermediate Government Fixed Income Portfolio	4	85%
DFA Short-Term Extended Quality Portfolio	4	78%
DFA Intermediate-Term Extended Quality Portfolio	4	77%
DFA Targeted Credit Portfolio	3	89%
DFA Global Core Plus Fixed Income Portfolio	5	96%
DFA Investment Grade Portfolio	4	85%
DFA Diversified Fixed Income Portfolio	3	98%
DFA LTIP Portfolio	5	85%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	4	86%

266

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA Municipal Real Return Portfolio	3	93%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	4	86%
DFA Intermediate-Term Municipal Bond Portfolio	5	91%
DFA California Short-Term Municipal Bond Portfolio	3	91%
DFA California Intermediate-Term Municipal Bond Portfolio	3	92%
DFA NY Municipal Bond Portfolio	3	94%
DFA MN Municipal Bond Portfolio	2	96%
DFA Oregon Municipal Bond Portfolio	3	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

267

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
	Net income for	Accumulated
	the current or	undistributed
	preceding	net profits	Paid-in
	fiscal year,	from the sale	surplus
	and accumulated	of securities	or other
	undistributed net	or other	capital
Portfolio Name	income	properties	source
DFA One-Year Fixed Income Portfolio
December 16, 2019	79%	0%	21%
April 29, 2020	94%	0%	6%
DFA Two-Year Global Fixed Income Portfolio
December 16, 2019	44%	0%	56%
DFA Selectively Hedged Global Fixed Income Portfolio
December 16, 2019	41%	0%	59%
DFA Five-Year Global Fixed Income Portfolio
December 16, 2019	0%	0%	100%
DFA World ex U.S. Government Fixed Income Portfolio
December 16, 2019	0%	0%	100%
DFA Intermediate Government Fixed Income Portfolio
December 16, 2019	92%	0%	8%
DFA Short-Term Extended Quality Portfolio
December 16, 2019	12%	0%	88%
DFA Intermediate-Term Extended Quality Portfolio
December 16, 2019	77%	0%	23%
DFA Targeted Credit Portfolio
December 16, 2019	10%	0%	90%
DFA Global Core Plus Fixed Income Portfolio
December 17, 2019	37%	0%	63%
DFA Investment Grade Portfolio
December 17, 2019	81%	0%	19%
DFA Diversified Fixed Income Portfolio
December 17, 2019	98%	0%	2%
DFA Short-Duration Real Return Portfolio
December 17, 2019	81%	0%	19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

268

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,008.30	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,007.20	0.22%	$1.10

269

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

270

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Corporate	10.2%
Government	38.3%
Foreign Corporate	27.1%
Foreign Government	14.0%
Supranational	10.4%

100.0%

DFA Two-Year Government Portfolio
Government	100.0%

100.0%

271

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (9.9%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.839%, 04/16/21	1,450	$1,450,865
Federal Home Loan Bank
0.000%, 05/05/20	1,500	1,499,985
0.000%, 05/06/20	2,000	1,999,975
0.000%, 07/20/20	1,000	999,734
0.000%, 08/19/20	1,000	999,633
0.000%, 09/15/20	3,000	2,998,516

TOTAL AGENCY OBLIGATIONS		9,948,708

BONDS — (31.6%)
Apple, Inc., 3M USD LIBOR + 1.130%, FRN
(r) 2.813%, 02/23/21	1,409	1,420,045
Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r) 0.751%, 12/15/21	2,000	1,994,700
Bank of Montreal
2.100%, 06/15/20	1,500	1,502,580
3.100%, 07/13/20	725	728,206
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r) 1.180%, 06/15/20	500	500,027
Bank of Nova Scotia (The)
2.350%, 10/21/20	528	532,332
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r) 1.642%, 01/08/21	1,000	996,497
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r) 1.161%, 09/29/20	2,000	2,001,960
European Investment Bank
1.375%, 06/15/20	1,000	1,000,851
IADB Discount Notes
0.000%, 05/28/20	2,000	1,999,865
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r) 1.439%, 10/15/20	1,000	1,001,650

	Face
	Amount	Value†
	(000)
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.755%, 08/23/21	500	$499,972
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r) Ω 0.824%, 03/12/21	400	399,843
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.824%, 03/12/21	300	299,883
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r) 1.071%, 06/16/20	500	500,342
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.120%, FRN
(r) 1.387%, 09/27/21	2,000	2,003,980
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 1.742%, 02/17/21	400	399,894
Municipality Finance P.L.C., Floating Rate Note, FRN
(r) 1.001%, 10/26/20	2,000	2,002,302
Nederlandse Waterschapsbank NV, 3M USD LIBOR + 0.070%, FRN
(r) Ω 0.811%, 12/15/21	800	799,647
Nordic Investment Bank
1.500%, 09/29/20	1,000	1,002,940
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r) 1.774%, 02/08/21	1,200	1,200,120
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.751%, 09/15/20	1,000	999,950

272

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
Royal Bank of Canada
2.150%, 10/26/20	369	$371,351
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r) 1.150%, 04/30/21	2,000	1,997,966
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r) 2.181%, 05/11/20	612	612,016
Toronto-Dominion Bank (The)
3.000%, 06/11/20	589	590,473
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r) 1.231%, 01/25/21	750	747,690
Total Capital SA
4.450%, 06/24/20	1,999	2,008,235
Toyota Motor Credit Corp., 3M USD LIBOR + 0.125%, FRN
(r) 1.832%, 08/13/21	378	373,852
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r) 1.059%, 09/18/20	400	399,496
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 1.892%, 01/08/21	191	190,271
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r) 1.425%, 06/23/21	500	499,275

TOTAL BONDS		31,578,211

U.S. TREASURY OBLIGATIONS — (10.3%)
U.S. Treasury Bills
0.020%, 05/14/20	500	499,987
# 0.160%, 07/21/20	2,000	1,999,573
0.190%, 09/08/20	3,000	2,998,537
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	4,750	4,754,751

TOTAL U.S. TREASURY OBLIGATIONS		10,252,848

CERTIFICATES OF DEPOSIT — (1.0%)
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 1.475%, 09/21/20	500	500,349

		Face
		Amount	Value†
		(000)
Oversea-Chinese Banking Corp., Ltd.
	0.650%, 07/22/20	500	$500,161

TOTAL CERTIFICATES OF DEPOSIT			1,000,510

TOTAL INVESTMENT SECURITIES (Cost $52,753,778)			52,780,277

COMMERCIAL PAPER — (44.9%)
Banque Et Caisse d’Epargne de l’Etat
	1.700%, 05/21/20	2,000	1,999,816
BNG Bank NV
Ω	1.710%, 08/21/20	500	499,302
Ω	0.300%, 07/31/20	500	499,566
Caisse des Depots et
Ω	0.440%, 08/27/20	1,000	998,975
Caisse Des Depots et Consignations
Ω	1.690%, 05/05/20	1,000	999,988
CPPIB Capital, Inc.
Ω	1.680%, 07/20/20	1,650	1,648,701
DBS Bank Ltd.
Ω	1.680%, 06/15/20	250	249,904
Eli Lilly & Co.
Ω	1.570%, 05/05/20	2,000	1,999,983
Ω	1.620%, 06/05/20	1,000	999,290
Equipment Intermediation
Ω	1.600%, 05/19/20	2,000	1,999,850
Erste Abwicklungsanstalt
Ω	0.430%, 07/22/20	1,500	1,499,896
Ω	0.010%, 08/28/20	1,250	1,249,042
Export Develmt Corp.
	0.360%, 08/17/20	2,000	1,997,620
Export Development Canada
	0.365%, 08/25/20	900	898,772
Exxon Mobil Corp.
	1.590%, 05/07/20	2,000	1,999,934
	1.600%, 05/21/20	1,000	999,733
Kingdom of Denmark
	0.310%, 07/23/20	2,000	1,998,320
Kreditanstalt fuer Wiederaufbau
Ω	1.610%, 06/15/20	1,000	999,757
Landesbank Hessen-Thuringen
Ω	1.716%, 06/17/20	3,000	2,999,240
Nederlandse Waterschapsbank NV
Ω	0.477%, 08/19/20	2,000	1,999,537

273

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Oesterreichische Kontrollbank AG
	1.660%, 05/26/20	400	$399,943
	1.660%, 08/03/20	1,500	1,498,468
Oversea-Chinese Banking Corp., Ltd.
Ω	1.650%, 05/12/20	2,000	1,999,831
(r)Ω	0.879%, 08/11/20	500	500,000
Pfizer, Inc.
Ω	1.640%, 05/27/20	1,000	999,845
	1.630%, 06/24/20	1,000	999,572
Province of Alberta Canada
	0.467%, 09/17/20	1,000	999,300
Province of British Columbia
	0.406%, 10/21/20	2,000	1,994,393
PSP Capital, Inc.
Ω	0.360%, 09/28/20	2,000	1,996,812
Queensland Treasury Corp.
	1.630%, 05/14/20	2,000	1,999,879
Royal Bank of Canada
	1.700%, 10/16/20	750	748,134
Shell International Finance BV
Ω	1.750%, 09/28/20	1,500	1,491,840

		Face Amount	Value†
		(000)
Toyota Motor Credit Corp.
	1.700%, 06/04/20	750	$749,283

TOTAL COMMERCIAL PAPER			44,914,526

		Shares
TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	1,335,633	1,335,633

SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	88,258	1,021,232

TOTAL INVESTMENTS — (100.0%) (Cost $99,983,826)			$100,051,668

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$9,948,708	—	$9,948,708
Bonds	—	31,578,211	—	31,578,211
U.S. Treasury Obligations	—	10,252,848	—	10,252,848
Certificates of Deposit	—	1,000,510	—	1,000,510
Commercial Paper	—	44,914,526	—	44,914,526
Temporary Cash Investments	$1,335,633	—	—	1,335,633
Securities Lending Collateral	—	1,021,232	—	1,021,232

TOTAL	$1,335,633	$98,716,035	—	$100,051,668

See accompanying Notes to Financial Statements.

274

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (37.0%)
Federal Home Loan Bank
0.000%, 05/05/20	1,000	$999,990
0.000%, 05/06/20	6,250	6,249,922
0.000%, 05/18/20	11,000	10,999,533
0.000%, 05/27/20	2,500	2,499,838
0.000%, 06/22/20	3,600	3,599,480
0.000%, 08/20/20	8,000	7,997,040
0.000%, 08/26/20	5,500	5,497,855
0.000%, 09/14/20	5,000	4,997,544
0.000%, 09/15/20	2,900	2,898,565
0.000%, 09/25/20	2,400	2,398,726
0.000%, 10/01/20	10,000	9,994,475
0.000%, 01/20/21	15,000	14,983,500

TOTAL AGENCY OBLIGATIONS		73,116,468

U.S. TREASURY OBLIGATIONS — (58.1%)
U.S. Treasury Bills
0.020%, 05/14/20	3,000	2,999,923
0.170%, 07/14/20	10,000	9,998,253
0.160%, 07/21/20	5,500	5,498,824
0.160%, 07/30/20	1,400	1,399,637
0.000%, 08/04/20	15,500	15,495,296
0.000%, 08/13/20	11,000	10,996,465
0.190%, 09/08/20	9,000	8,995,612
0.160%, 10/01/20	2,000	1,999,044
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 0.240%, 01/31/21	13,000	13,009,677
U.S. Treasury Notes, 3M USTMMR + 0.139%, FRN
(r) 0.264%, 04/30/21	13,000	13,013,003
U.S. Treasury Notes, 3M USTMMR + 0.154%, FRN
(r) 0.279%, 01/31/22	19,000	19,024,954
U.S. Treasury Notes, 3M USTMMR + 0.300%, FRN
(r) 0.425%, 10/31/21	12,100	12,142,758

TOTAL U.S. TREASURY OBLIGATIONS		114,573,446

TOTAL INVESTMENT SECURITIES (Cost $187,600,783)		187,689,914

	Shares
TEMPORARY CASH INVESTMENTS — (4.9%)
State Street Institutional U.S. Government Money Market Fund 0.216%	9,640,464	9,640,464

TOTAL INVESTMENTS — (100.0%) (Cost $197,241,247)		$197,330,378

275

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$73,116,468	—	$73,116,468
U.S. Treasury Obligations	—	114,573,446	—	114,573,446
Temporary Cash Investments	$9,640,464	—	—	9,640,464

TOTAL	$9,640,464	$187,689,914	—	$197,330,378

See accompanying Notes to Financial Statements.

276

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $999 and $0 of securities on loan, respectively)	$97,695	$187,690
Temporary Cash Investments at Value & Cost	1,336	9,640
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,021 and $0, respectively)	1,021	—
Receivables:
Investment Securities Sold	999	—
Dividends and Interest	97	3
Fund Shares Sold	20	266
Prepaid Expenses and Other Assets	15	17

Total Assets	101,183	197,616

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,020	—
Investment Securities Purchased	801	—
Fund Shares Redeemed	100	39
Due to Advisor	10	23
Accrued Expenses and Other Liabilities	33	36

Total Liabilities	1,964	98

NET ASSETS	$99,219	$197,518

Institutional Class Shares — based on net assets of $99,219 and $197,518 and shares outstanding of 9,951,698 and 20,195,836, respectively	$9.97	$9.78

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$97,627	$187,601

NET ASSETS CONSIST OF:
Paid-In Capital	$99,322	$198,791
Total Distributable Earnings (Loss)	(103)	(1,273)

NET ASSETS	$99,219	$197,518

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

277

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$954	$838

Total Investment Income	954	838

Fund Expenses
Investment Management Fees	76	97
Accounting & Transfer Agent Fees	18	21
Custodian Fees	2	1
Filing Fees	12	15
Shareholders’ Reports	10	9
Professional Fees	2	2
Other	1	1

Total Fund Expenses	121	146

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(2)	—

Net Expenses	119	146

Net Investment Income (Loss)	835	692

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	12	28
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(32)	120
Affiliated Investment Companies Shares	(1)	—

Net Realized and Unrealized Gain (Loss)	(21)	148

Net Increase (Decrease) in Net Assets Resulting from Operations	$814	$840

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

278

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$835	$2,769	$692	$2,597
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	12	332	28	131
Affiliated Investment Companies Shares Sold	—	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(32)	658	120	636
Affiliated Investment Companies Shares	(1)	1	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	814	3,761	840	3,364

Distributions:
Institutional Class Shares	(859)	(2,848)	(808)	(2,614)
Capital Share Transactions (1):
Shares Issued	9,418	36,301	93,883	37,078
Shares Issued in Lieu of Cash Distributions	859	2,848	808	2,613
Shares Redeemed	(16,186)	(63,458)	(18,353)	(43,503)

Net Increase (Decrease) from Capital Share Transactions	(5,909)	(24,309)	76,338	(3,812)

Total Increase (Decrease) in Net Assets	(5,954)	(23,396)	76,370	(3,062)
Net Assets
Beginning of Period	105,173	128,569	121,148	124,210

End of Period	$99,219	$105,173	$197,518	$121,148

(1) Shares Issued and Redeemed:
Shares Issued	945	3,644	9,594	3,798
Shares Issued in Lieu of Cash Distributions	86	286	83	268
Shares Redeemed	(1,623)	(6,366)	(1,876)	(4,453)

Net Increase (Decrease) from Shares Issued and Redeemed	(592)	(2,436)	7,801	(387)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

279

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.97		$9.91	$9.98	$10.00	$10.02	$10.02	$9.77		$9.72	$9.81	$9.88	$9.90	$9.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.19	0.11	0.08	0.04	0.05		0.20	0.17	0.09	0.05	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.07	(0.10)	(0.02)	(0.01)	0.02	0.02		0.05	(0.11)	(0.07)	0.01	0.01

Total from Investment Operations	0.08		0.30	0.09	0.09	0.07	0.06	0.07		0.25	0.06	0.02	0.06	0.04

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.16)	(0.11)	(0.07)	(0.04)	(0.06)		(0.20)	(0.15)	(0.09)	(0.05)	(0.03)
Net Realized Gains	—		—	—	—	(0.02)	(0.02)	—		—	—	—	(0.03)	(0.03)

Total Distributions	(0.08)		(0.24)	(0.16)	(0.11)	(0.09)	(0.06)	(0.06)		(0.20)	(0.15)	(0.09)	(0.08)	(0.06)

Net Asset Value, End of Period	$9.97		$9.97	$9.91	$9.98	$10.00	$10.02	$9.78		$9.77	$9.72	$9.81	$9.88	$9.90

Total Return	0.83	%(B)	3.07%	0.86%	0.92%	0.74%	0.57%	0.72	%(B)	2.63%	0.60%	0.19%	0.58%	0.38%

Net Assets, End of Period (thousands)	$99,219		$105,173	$128,569	$78,815	$81,168	$91,779	$197,518		$121,148	$124,210	$112,934	$115,499	$133,648
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.25%	0.21%	0.24%	0.29%	0.29%	0.22	%(C)	0.26%	0.20%	0.23%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.23	%(C)	0.25%	0.21%	0.24%	0.29%	0.29%	0.22	%(C)	0.26%	0.20%	0.23%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.61	%(C)	2.34%	1.92%	1.14%	0.75%	0.43%	1.05	%(C)	2.06%	1.76%	0.93%	0.55%	0.31%
Portfolio Turnover Rate	8	%(B)	50%	89%	115%	93%	238%	53	%(B)	57%	115%	176%	118%	262%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

280

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

281

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.15	%*
DFA Two-Year Government Portfolio	0.15	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.15% to 0.14%.

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

282

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$2	—
DFA Two-Year Government Portfolio (1)	0.20%	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $20 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$4
DFA Two-Year Government Portfolio	6

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	—	$6,505	$3,676	$28,167
DFA Two-Year Government Portfolio	$43,432	24,449	—	—

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

283

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$1,035	$11,583	$11,596	—	$(1)	$1,021	88	$17	—

Total	$1,035	$11,583	$11,596	—	$(1)	$1,021	88	$17	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2018	$1,635	—	—	$1,635
2019	2,848	—	—	2,848
DFA Two-Year Government Portfolio
2018	1,767	—	—	1,767
2019	2,614	—	—	2,614

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(107)	—	$(107)
DFA Two-Year Government Portfolio	(85)	—	(85)

284

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$149	—	$(301)	$100	$(52)
DFA Two-Year Government Portfolio	177	—	(1,445)	(30)	(1,298)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$301	$301
DFA Two-Year Government Portfolio	1,445	1,445

During the year ended October 31, 2019, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$334
DFA Two-Year Government Portfolio	130

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$126,302	$314	$(22)	$292
DFA Two-Year Government Portfolio	130,841	104	(42)	62

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment

285

limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

286

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$1,020	—	—	—	$1,020

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

287

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

K. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	3	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

288

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

289

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

290

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

291

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

292

DFA043020-024S 00245697

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly

Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
DKK	Danish Krone
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
^	Denominated in USD, unless otherwise noted.
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2020.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$895.20	0.28%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$941.40	0.25%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$857.70	0.32%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$818.70	0.33%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.22	0.33%	$1.66

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$860.90	0.64%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,021.68	0.64%	$3.22

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$845.00	0.53%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

Global Social Core Equity Portfolio (2) (3)
Actual Fund Return	$1,000.00	$1,155.50	0.35%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,020.71	0.35%	$1.57

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,042.00	0.25%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,015.60	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

Global Social Core Equity Portfolio commenced operations on November 19, 2019. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (163), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 182 day period for the period ended April 30, 2020 to allow for comparability.

(3)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.
SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio

Communication Services	8.6%
Consumer Discretionary	12.7%
Consumer Staples	5.4%
Energy	3.7%
Financials	15.8%
Health Care	7.6%
Industrials	13.0%
Information Technology	25.7%
Materials	4.7%
Real Estate	0.3%
Utilities	2.5%

100.0%

U.S. Sustainability Core 1 Portfolio

Communication Services	10.1%
Consumer Discretionary	13.8%
Consumer Staples	6.0%
Energy	1.0%
Financials	14.5%
Health Care	15.1%
Industrials	11.5%
Information Technology	23.6%
Materials	3.2%
Real Estate	0.3%
Utilities	0.9%

100.0%

International Sustainability Core 1 Portfolio

Communication Services	6.8%
Consumer Discretionary	14.2%
Consumer Staples	8.3%
Energy	1.4%
Financials	16.6%
Health Care	11.8%
Industrials	18.6%
Information Technology	8.4%
Materials	8.3%
Real Estate	3.3%
Utilities	2.3%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Social Core Equity Portfolio

Communication Services	7.1%
Consumer Discretionary	12.8%
Consumer Staples	6.4%
Energy	6.2%
Financials	16.8%
Health Care	3.8%
Industrials	18.7%
Information Technology	7.8%
Materials	13.0%
Real Estate	3.4%
Utilities	4.0%

100.0%

Emerging Markets Sustainability Core 1 Portfolio

Communication Services	10.5%
Consumer Discretionary	14.2%
Consumer Staples	7.2%
Energy	1.3%
Financials	18.5%
Health Care	5.1%
Industrials	8.7%
Information Technology	19.9%
Materials	5.8%
Real Estate	5.8%
Utilities	3.0%

100.0%

Emerging Markets Social Core Equity Portfolio

Communication Services	10.4%
Consumer Discretionary	12.1%
Consumer Staples	6.3%
Energy	4.5%
Financials	17.7%
Health Care	2.2%
Industrials	7.6%
Information Technology	21.1%
Materials	9.9%
Real Estate	4.8%
Utilities	3.4%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio

Corporate	44.4%
Government	41.1%
Foreign Corporate	12.8%
Foreign Government	1.5%
Supranational	0.2%

100.0%

DFA Global Sustainability Fixed Income Portfolio

Corporate	35.6%
Government	9.1%
Foreign Corporate	21.0%
Foreign Government	26.3%
Supranational	8.0%

100.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (8.5%)
* Alphabet, Inc., Class A	4,983	$6,710,606	0.6%
* Alphabet, Inc., Class C	5,216	7,034,611	0.6%
AT&T, Inc.	343,604	10,469,614	0.9%
* Charter Communications, Inc., Class A	7,328	3,629,045	0.3%
Comcast Corp., Class A	228,530	8,599,584	0.8%
* Facebook, Inc., Class A	63,263	12,950,569	1.1%
Verizon Communications, Inc.	241,142	13,853,608	1.2%
Walt Disney Co. (The)	31,507	3,407,482	0.3%
Other Securities		31,827,187	2.8%

TOTAL COMMUNICATION SERVICES		98,482,306	8.6%

CONSUMER DISCRETIONARY — (12.5%)
* Amazon.com, Inc.	13,230	32,731,020	2.9%
* Booking Holdings, Inc.	1,958	2,898,956	0.3%
Home Depot, Inc. (The)	17,760	3,904,181	0.4%
Lowe’s Cos., Inc.	28,452	2,980,347	0.3%
NIKE, Inc., Class B	46,114	4,020,218	0.4%
Target Corp.	26,168	2,871,676	0.3%
TJX Cos., Inc. (The)	54,471	2,671,803	0.2%
Other Securities		92,952,338	7.9%

TOTAL CONSUMER DISCRETIONARY		145,030,539	12.7%

CONSUMER STAPLES — (5.3%)
Coca-Cola Co. (The)	152,681	7,006,531	0.6%
Costco Wholesale Corp.	9,761	2,957,583	0.3%
PepsiCo, Inc.	62,829	8,311,648	0.7%
Walmart, Inc.	42,693	5,189,334	0.5%
Other Securities		38,039,291	3.3%

TOTAL CONSUMER STAPLES		61,504,387	5.4%

ENERGY — (3.6%)
Chevron Corp.	74,550	6,858,600	0.6%
Exxon Mobil Corp.	124,632	5,791,649	0.5%
Other Securities		29,356,777	2.6%

TOTAL ENERGY		42,007,026	3.7%

FINANCIALS — (15.5%)
American Express Co.	37,437	3,416,126	0.3%
Bank of America Corp.	228,630	5,498,551	0.5%
* Berkshire Hathaway, Inc., Class B	54,890	10,284,190	0.9%
Citigroup, Inc.	58,003	2,816,626	0.3%
JPMorgan Chase & Co.	125,349	12,003,420	1.1%
S&P Global, Inc.	9,063	2,654,371	0.2%
Wells Fargo & Co.	163,973	4,763,416	0.4%
Other Securities		139,145,902	12.1%

TOTAL FINANCIALS		180,582,602	15.8%

7

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (7.5%)
Abbott Laboratories	34,459	$3,173,329	0.3%
* Cigna Corp.	17,801	3,485,080	0.3%
CVS Health Corp.	51,507	3,170,256	0.3%
Other Securities		76,958,221	6.7%

TOTAL HEALTH CARE		86,786,886	7.6%

INDUSTRIALS — (12.8%)
3M Co.	26,929	4,091,054	0.4%
Caterpillar, Inc.	29,295	3,409,352	0.3%
Honeywell International, Inc.	26,492	3,759,215	0.3%
Union Pacific Corp.	31,377	5,013,731	0.5%
Other Securities		132,268,029	11.5%

TOTAL INDUSTRIALS		148,541,381	13.0%

INFORMATION TECHNOLOGY — (25.2%)
Accenture P.L.C., Class A	24,451	4,528,081	0.4%
Apple, Inc.	171,683	50,440,465	4.4%
Broadcom, Inc.	10,281	2,792,525	0.3%
Cisco Systems, Inc.	194,712	8,251,895	0.7%
Intel Corp.	240,711	14,437,846	1.3%
International Business Machines Corp.	42,616	5,350,865	0.5%
Lam Research Corp.	12,310	3,142,497	0.3%
Mastercard, Inc., Class A	33,547	9,224,419	0.8%
* Micron Technology, Inc.	56,642	2,712,585	0.3%
Microsoft Corp.	274,737	49,235,618	4.3%
NVIDIA Corp.	9,113	2,663,548	0.2%
Oracle Corp.	104,371	5,528,532	0.5%
QUALCOMM, Inc.	41,894	3,295,801	0.3%
Texas Instruments, Inc.	43,468	5,045,331	0.5%
Visa, Inc., Class A	64,903	11,599,464	1.0%
Other Securities		114,803,876	9.9%

TOTAL INFORMATION TECHNOLOGY		293,053,348	25.7%

MATERIALS — (4.6%)
Other Securities		53,221,303	4.7%

REAL ESTATE — (0.3%)
Other Securities		3,129,046	0.3%

UTILITIES — (2.4%)
Other Securities		28,138,393	2.5%

TOTAL COMMON STOCKS		1,140,477,217	100.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		25,625	0.0%

TOTAL PREFERRED STOCKS		25,625	0.0%

TOTAL INVESTMENT SECURITIES (Cost $905,297,078)		1,140,502,842

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	1,799,761	$20,825,033	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $926,118,068)		$1,161,327,875	101.8%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,482,306	—	—	$98,482,306
Consumer Discretionary	145,029,250	$1,289	—	145,030,539
Consumer Staples	61,504,387	—	—	61,504,387
Energy	42,007,026	—	—	42,007,026
Financials	180,577,776	4,826	—	180,582,602
Health Care	86,777,141	9,745	—	86,786,886
Industrials	148,541,381	—	—	148,541,381
Information Technology	293,053,348	—	—	293,053,348
Materials	53,221,303	—	—	53,221,303
Real Estate	3,129,046	—	—	3,129,046
Utilities	28,138,393	—	—	28,138,393
Preferred Stocks
Communication Services	25,625	—	—	25,625
Securities Lending Collateral	—	20,825,033	—	20,825,033

TOTAL	$1,140,486,982	$20,840,893	—	$1,161,327,875

See accompanying Notes to Financial Statements.

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (9.9%)
* Alphabet, Inc., Class A	25,963	$34,964,372	1.4%
* Alphabet, Inc., Class C	26,568	35,831,199	1.4%
AT&T, Inc.	327,562	9,980,814	0.4%
* Charter Communications, Inc., Class A	16,101	7,973,698	0.3%
Comcast Corp., Class A	444,275	16,718,068	0.7%
* Facebook, Inc., Class A	225,673	46,197,520	1.8%
* Netflix, Inc.	27,618	11,595,417	0.5%
Verizon Communications, Inc.	394,076	22,639,666	0.9%
Walt Disney Co. (The)	100,857	10,907,685	0.4%
Other Securities		59,541,236	2.3%

TOTAL COMMUNICATION SERVICES		256,349,675	10.1%

CONSUMER DISCRETIONARY — (13.5%)
* Amazon.com, Inc.	35,041	86,691,434	3.4%
Home Depot, Inc. (The)	98,195	21,586,207	0.9%
McDonald’s Corp.	55,946	10,493,232	0.4%
NIKE, Inc., Class B	201,369	17,555,349	0.7%
TJX Cos., Inc. (The)	176,202	8,642,708	0.4%
Other Securities		203,898,435	7.9%

TOTAL CONSUMER DISCRETIONARY		348,867,365	13.7%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co. (The)	358,361	16,445,186	0.7%
Costco Wholesale Corp.	40,776	12,355,128	0.5%
PepsiCo, Inc.	91,897	12,157,054	0.5%
Procter & Gamble Co. (The)	187,212	22,066,678	0.9%
Walmart, Inc.	118,921	14,454,848	0.6%
Other Securities		74,071,946	2.8%

TOTAL CONSUMER STAPLES		151,550,840	6.0%

ENERGY — (1.0%)
Other Securities		25,473,589	1.0%

FINANCIALS — (14.2%)
American Express Co.	90,222	8,232,757	0.3%
Bank of America Corp.	659,653	15,864,655	0.6%
JPMorgan Chase & Co.	355,863	34,077,441	1.4%
Other Securities		307,901,011	12.1%

TOTAL FINANCIALS		366,075,864	14.4%

HEALTH CARE — (14.8%)
AbbVie, Inc.	112,061	9,211,414	0.4%
Amgen, Inc.	68,638	16,419,582	0.7%
Anthem, Inc.	38,020	10,673,355	0.4%
* Biogen, Inc.	30,220	8,970,203	0.4%
Bristol-Myers Squibb Co.	168,437	10,242,654	0.4%
* Cigna Corp.	67,778	13,269,577	0.5%
CVS Health Corp.	177,668	10,935,465	0.4%
Gilead Sciences, Inc.	156,897	13,179,348	0.5%

10

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	252,065	$37,819,833	1.5%
Merck & Co., Inc.	131,317	10,418,691	0.4%
Pfizer, Inc.	262,295	10,061,636	0.4%
UnitedHealth Group, Inc.	134,076	39,213,208	1.6%
Other Securities		191,636,535	7.4%

TOTAL HEALTH CARE		382,051,501	15.0%

INDUSTRIALS — (11.3%)
Caterpillar, Inc.	85,768	9,981,680	0.4%
Honeywell International, Inc.	56,843	8,066,022	0.3%
Raytheon Technologies Corp.	135,507	8,782,209	0.4%
Other Securities		265,085,462	10.4%

TOTAL INDUSTRIALS		291,915,373	11.5%

INFORMATION TECHNOLOGY — (23.2%)
Accenture P.L.C., Class A	56,536	10,469,902	0.4%
* Adobe, Inc.	31,019	10,969,559	0.4%
Apple, Inc.	415,968	122,211,398	4.8%
Cisco Systems, Inc.	401,136	17,000,144	0.7%
Intel Corp.	305,246	18,308,655	0.7%
International Business Machines Corp.	126,050	15,826,838	0.6%
Mastercard, Inc., Class A	94,278	25,923,622	1.0%
Microsoft Corp.	426,053	76,352,958	3.0%
NVIDIA Corp.	42,616	12,455,804	0.5%
Oracle Corp.	268,373	14,215,718	0.6%
QUALCOMM, Inc.	103,314	8,127,712	0.3%
Visa, Inc., Class A	180,112	32,189,617	1.3%
Other Securities		233,837,933	9.2%

TOTAL INFORMATION TECHNOLOGY		597,889,860	23.5%

MATERIALS — (3.1%)
Other Securities		81,416,048	3.2%

REAL ESTATE — (0.2%)
Other Securities		6,489,886	0.2%

UTILITIES — (0.9%)
Other Securities		22,237,312	0.9%

TOTAL COMMON STOCKS (Cost $2,075,914,799)		2,530,317,313	99.5%

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	16,183,286	16,183,286	0.6%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	3,010,253	34,831,637	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $2,126,922,781)		$2,581,332,236	101.5%

11

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$256,349,675	—	—	$256,349,675
Consumer Discretionary	348,866,642	$723	—	348,867,365
Consumer Staples	151,550,840	—	—	151,550,840
Energy	25,473,589	—	—	25,473,589
Financials	366,072,400	3,464	—	366,075,864
Health Care	382,044,158	7,343	—	382,051,501
Industrials	291,915,373	—	—	291,915,373
Information Technology	597,889,860	—	—	597,889,860
Materials	81,416,048	—	—	81,416,048
Real Estate	6,489,886	—	—	6,489,886
Utilities	22,237,312	—	—	22,237,312
Temporary Cash Investments	16,183,286	—	—	16,183,286
Securities Lending Collateral	—	34,831,637	—	34,831,637

TOTAL	$2,546,489,069	$34,843,167	—	$2,581,332,236

See accompanying Notes to Financial Statements.

12

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
Commonwealth Bank of Australia	124,911	$5,045,965	0.3%
CSL, Ltd.	30,936	6,166,388	0.4%
Other Securities		76,406,642	4.1%

TOTAL AUSTRALIA		87,618,995	4.8%

AUSTRIA — (0.3%)
Other Securities		5,817,216	0.3%

BELGIUM — (1.1%)
Other Securities		20,046,113	1.1%

CANADA — (7.3%)
National Bank of Canada	120,580	4,863,222	0.3%
Royal Bank of Canada 2754383	94,931	5,839,967	0.3%
Royal Bank of Canada 780087102	79,396	4,890,000	0.3%
Other Securities		124,306,905	6.8%

TOTAL CANADA		139,900,094	7.7%

CHINA — (0.1%)
Other Securities		1,111,724	0.1%

DENMARK — (2.5%)
Novo Nordisk A.S., Class B	273,853	17,469,085	1.0%
Novo Nordisk A.S., Sponsored ADR	14,665	928,734	0.1%
Other Securities		29,532,607	1.5%

TOTAL DENMARK		47,930,426	2.6%

FINLAND — (1.8%)
Other Securities		33,707,984	1.9%

FRANCE — (8.0%)
# Kering SA	11,053	5,622,711	0.3%
L’Oreal SA	22,652	6,585,867	0.4%
LVMH Moet Hennessy Louis Vuitton SE	41,341	15,982,122	0.9%
Orange SA	353,996	4,300,709	0.2%
# Sanofi	69,950	6,832,277	0.4%
# Schneider Electric SE	48,655	4,496,322	0.3%
Vinci SA	66,622	5,457,803	0.3%
Other Securities		103,032,180	5.6%

TOTAL FRANCE		152,309,991	8.4%

GERMANY — (6.5%)
Adidas AG	34,106	7,807,968	0.4%
Allianz SE	40,368	7,428,974	0.4%
Daimler AG	129,040	4,413,553	0.3%
Deutsche Boerse AG	31,291	4,851,308	0.3%
SAP SE	45,753	5,449,510	0.3%
Siemens AG	60,922	5,622,071	0.3%

13

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$87,358,553	4.8%

TOTAL GERMANY		122,931,937	6.8%

HONG KONG — (1.9%)
AIA Group, Ltd.	892,600	8,192,074	0.5%
Other Securities		27,171,404	1.5%

TOTAL HONG KONG		35,363,478	2.0%

IRELAND — (0.5%)
Other Securities		10,246,116	0.6%

ISRAEL — (0.6%)
Other Securities		10,930,272	0.6%

ITALY — (2.0%)
Other Securities		37,234,162	2.1%

JAPAN — (24.2%)
KDDI Corp.	202,100	5,853,679	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,158,800	4,681,552	0.3%
Nintendo Co., Ltd.	16,600	6,854,538	0.4%
Recruit Holdings Co., Ltd.	255,100	7,441,569	0.4%
Shiseido Co., Ltd.	75,000	4,409,490	0.3%
SoftBank Group Corp.	232,868	9,981,346	0.6%
Sony Corp.	156,300	10,058,542	0.6%
Toyota Motor Corp.	198,118	12,249,014	0.7%
# Toyota Motor Corp., Sponsored ADR	53,503	6,612,436	0.4%
Other Securities		392,596,561	21.4%

TOTAL JAPAN		460,738,727	25.4%

NETHERLANDS — (4.2%)
ASML Holding NV	25,141	7,251,419	0.4%
# Koninklijke Ahold Delhaize NV	279,895	6,795,944	0.4%
Koninklijke Philips NV	106,526	4,643,732	0.3%
Unilever NV 904784709	141,853	7,010,375	0.4%
# Wolters Kluwer NV	77,855	5,734,204	0.3%
Other Securities		49,136,939	2.7%

TOTAL NETHERLANDS		80,572,613	4.5%

NEW ZEALAND — (0.4%)
Other Securities		7,688,695	0.4%

NORWAY — (0.7%)
Other Securities		12,934,870	0.7%

PORTUGAL — (0.2%)
Other Securities		3,066,792	0.2%

SINGAPORE — (0.8%)
Other Securities		15,788,822	0.9%

SPAIN — (1.9%)
Amadeus IT Group SA	90,668	4,327,806	0.3%

14

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$32,157,975	1.7%

TOTAL SPAIN		36,485,781	2.0%

SWEDEN — (3.3%)
Other Securities		63,148,323	3.5%

SWITZERLAND — (8.3%)
Cie Financiere Richemont SA	78,494	4,453,234	0.3%
Givaudan SA	1,520	5,096,991	0.3%
Novartis AG, Sponsored ADR	136,942	11,603,096	0.7%
Roche Holding AG CH0012032048	102,631	35,540,843	2.0%
Sika AG	32,709	5,410,368	0.3%
Swisscom AG	8,182	4,251,301	0.2%
Zurich Insurance Group AG	18,257	5,788,461	0.3%
Other Securities		85,902,025	4.6%

TOTAL SWITZERLAND		158,046,319	8.7%

UNITED KINGDOM — (12.9%)
AstraZeneca P.L.C., Sponsored ADR	224,882	11,756,831	0.7%
Compass Group P.L.C.	308,690	5,194,448	0.3%
# Diageo P.L.C., Sponsored ADR	58,283	8,080,938	0.5%
Experian P.L.C.	180,547	5,421,892	0.3%
# GlaxoSmithKline P.L.C., Sponsored ADR	119,518	5,028,122	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	225,791	5,809,602	0.3%
RELX P.L.C., Sponsored ADR	215,033	4,872,643	0.3%
# Unilever P.L.C., Sponsored ADR	127,666	6,622,035	0.4%
Other Securities		193,834,628	10.5%

TOTAL UNITED KINGDOM		246,621,139	13.6%

UNITED STATES — (0.0%)
Other Securities		769,481	0.0%

TOTAL COMMON STOCKS		1,791,010,070	98.9%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		6,267,797	0.3%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		19,516	0.0%

NORWAY — (0.0%)
Other Security		1,937	0.0%

ISRAEL — (0.0%)
Other Security		672	0.0%

TOTAL RIGHTS/WARRANTS		22,125	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,847,593,756)		1,797,299,992

15

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	9,226,770	$106,762,950	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $1,954,335,286)		$1,904,062,942	105.1%

As of April 30, 2020, International Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	43	06/19/20	$6,095,823	$6,240,160	$144,337

Total Futures Contracts			$6,095,823	$6,240,160	$144,337

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$557,906	$87,061,089	—	$87,618,995
Austria	—	5,817,216	—	5,817,216
Belgium	627,911	19,418,202	—	20,046,113
Canada	139,519,580	380,514	—	139,900,094
China	—	1,111,724	—	1,111,724
Denmark	928,734	47,001,692	—	47,930,426
Finland	—	33,707,984	—	33,707,984
France	217,477	152,092,514	—	152,309,991
Germany	3,944,492	118,987,445	—	122,931,937
Hong Kong	51,993	35,311,485	—	35,363,478
Ireland	—	10,246,116	—	10,246,116
Israel	1,958,589	8,971,683	—	10,930,272
Italy	2,617,821	34,616,341	—	37,234,162
Japan	8,957,992	451,780,735	—	460,738,727
Netherlands	15,931,026	64,641,587	—	80,572,613
New Zealand	18,955	7,669,740	—	7,688,695
Norway	13,282	12,921,588	—	12,934,870
Portugal	—	3,066,792	—	3,066,792
Singapore	—	15,788,822	—	15,788,822
Spain	561,352	35,924,429	—	36,485,781
Sweden	551,856	62,596,467	—	63,148,323
Switzerland	17,808,367	140,237,952	—	158,046,319
United Kingdom	52,812,381	193,808,758	—	246,621,139
United States	301,723	467,758	—	769,481
Preferred Stocks
Germany	—	6,267,797	—	6,267,797
Rights/Warrants
Canada	—	19,516	—	19,516
Israel	—	672	—	672
Norway	—	1,937	—	1,937

16

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$106,762,950	—	$106,762,950
Futures Contracts**	$144,337	—	—	144,337

TOTAL	$247,525,774	$1,656,681,505	—	$1,904,207,279

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡

COMMON STOCKS — (93.9%)
AUSTRALIA — (5.5%)
BHP Group, Ltd.	207,542	$4,236,825	0.4%
Commonwealth Bank of Australia	56,784	2,293,874	0.2%
# Fortescue Metals Group, Ltd.	325,178	2,485,091	0.2%
Other Securities		54,523,852	5.0%

TOTAL AUSTRALIA		63,539,642	5.8%

AUSTRIA — (0.5%)
Other Securities		5,708,579	0.5%

BELGIUM — (0.9%)
Other Securities		10,869,766	1.0%

CANADA — (9.7%)
Barrick Gold Corp.	124,764	3,208,930	0.3%
Canadian Natural Resources, Ltd.	241,708	4,051,026	0.4%
* Kinross Gold Corp.	380,521	2,512,294	0.2%
National Bank of Canada	52,657	2,123,757	0.2%
Royal Bank of Canada 2754383	34,969	2,151,223	0.2%
Royal Bank of Canada 780087102	85,089	5,240,632	0.5%
Suncor Energy, Inc.	160,680	2,868,138	0.3%
Toronto-Dominion Bank (The)	53,477	2,233,734	0.2%
Other Securities		88,138,521	7.9%

TOTAL CANADA		112,528,255	10.2%

CHINA — (0.1%)
Other Securities		722,330	0.1%

DENMARK — (1.2%)
Other Securities		14,285,138	1.3%

FINLAND — (1.6%)
UPM-Kymmene Oyj	85,547	2,346,141	0.2%
Other Securities		16,452,535	1.5%

TOTAL FINLAND		18,798,676	1.7%

FRANCE — (7.7%)
# Air Liquide SA	19,564	2,485,689	0.2%
Cie Generale des Etablissements Michelin SCA	33,532	3,239,896	0.3%
LVMH Moet Hennessy Louis Vuitton SE	13,701	5,296,704	0.5%
Orange SA	218,502	2,654,588	0.3%
STMicroelectronics NV	101,509	2,614,004	0.2%
Total SA	229,200	8,134,852	0.8%
Vinci SA	41,184	3,373,873	0.3%
Other Securities		60,903,814	5.5%

TOTAL FRANCE		88,703,420	8.1%

GERMANY — (6.1%)
Allianz SE	16,042	2,952,229	0.3%
BASF SE	43,484	2,225,357	0.2%

18

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayerische Motoren Werke AG	36,617	$2,154,001	0.2%
# Daimler AG	79,755	2,727,859	0.3%
Deutsche Telekom AG	259,943	3,800,267	0.4%
Fresenius Medical Care AG & Co. KGaA	28,159	2,206,835	0.2%
Other Securities		54,632,010	4.8%

TOTAL GERMANY		70,698,558	6.4%

HONG KONG — (2.5%)
AIA Group, Ltd.	246,000	2,257,731	0.2%
Other Securities		27,160,590	2.5%

TOTAL HONG KONG		29,418,321	2.7%

IRELAND — (0.9%)
CRH P.L.C., Sponsored ADR	137,662	4,146,380	0.4%
Other Securities		6,283,096	0.5%

TOTAL IRELAND		10,429,476	0.9%

ISRAEL — (0.9%)
Other Securities		9,773,762	0.9%

ITALY — (2.8%)
Enel SpA	462,497	3,159,059	0.3%
Eni SpA	251,305	2,394,013	0.2%
Other Securities		26,685,560	2.4%

TOTAL ITALY		32,238,632	2.9%

JAPAN — (24.3%)
Honda Motor Co., Ltd.	102,000	2,476,984	0.2%
KDDI Corp.	140,500	4,069,480	0.4%
NTT DOCOMO, Inc.	80,900	2,384,222	0.2%
Seven & I Holdings Co., Ltd.	74,100	2,453,973	0.2%
SoftBank Group Corp.	139,300	5,970,760	0.6%
Sony Corp.	49,400	3,179,091	0.3%
Other Securities		260,472,483	23.7%

TOTAL JAPAN		281,006,993	25.6%

NETHERLANDS — (3.5%)
ASML Holding NV	11,471	3,308,549	0.3%
# Koninklijke Ahold Delhaize NV	197,838	4,803,566	0.4%
Other Securities		32,614,441	3.0%

TOTAL NETHERLANDS		40,726,556	3.7%

NEW ZEALAND — (0.5%)
Other Securities		6,041,931	0.6%

NORWAY — (0.8%)
Other Securities		9,389,605	0.9%

PORTUGAL — (0.3%)
Other Securities		3,198,324	0.3%

19

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.1%)
Other Securities		$12,515,687	1.1%

SPAIN — (2.2%)
Iberdrola S.A	402,706	4,006,031	0.4%
Other Securities		21,130,304	1.9%

TOTAL SPAIN		25,136,335	2.3%

SWEDEN — (3.0%)
Volvo AB, Class B	164,207	2,104,241	0.2%
Other Securities		32,280,461	2.9%

TOTAL SWEDEN		34,384,702	3.1%

SWITZERLAND — (5.2%)
Givaudan SA	685	2,296,999	0.2%
Swisscom AG	4,413	2,292,959	0.2%
Zurich Insurance Group AG	7,458	2,364,591	0.2%
Other Securities		53,214,113	4.9%

TOTAL SWITZERLAND		60,168,662	5.5%

UNITED KINGDOM — (12.5%)
Anglo American P.L.C.	138,117	2,456,418	0.2%
BHP Group P.L.C., ADR	75,901	2,538,129	0.2%
BP P.L.C., Sponsored ADR	254,160	6,049,005	0.6%
# HSBC Holdings P.L.C., Sponsored ADR	166,687	4,288,856	0.4%
Rio Tinto P.L.C., Sponsored ADR	63,797	2,946,783	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	95,227	3,044,407	0.3%
Vodafone Group P.L.C.	1,582,603	2,232,536	0.2%
Other Securities		120,724,742	10.9%

TOTAL UNITED KINGDOM		144,280,876	13.1%

UNITED STATES — (0.1%)
Other Securities		1,065,752	0.1%

TOTAL COMMON STOCKS		1,085,629,978	98.8%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	21,506	2,992,155	0.3%
Other Securities		3,463,111	0.3%

TOTAL GERMANY		6,455,266	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		32,305	0.0%

FRANCE — (0.0%)
Other Security		216	0.0%

NORWAY — (0.0%)
Other Security		1,701	0.0%

20

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.0%)
Other Security		$453	0.0%

TOTAL RIGHTS/WARRANTS		34,675	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,245,000,816)		1,092,119,919

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	5,522,007	63,895,149	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,308,882,985)		$1,156,015,068	105.2%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$437,801	$63,101,841	—	$63,539,642
Austria	—	5,708,579	—	5,708,579
Belgium	546,063	10,323,703	—	10,869,766
Canada	112,150,560	377,695	—	112,528,255
China	—	722,330	—	722,330
Denmark	—	14,285,138	—	14,285,138
Finland	—	18,798,676	—	18,798,676
France	81,747	88,621,673	—	88,703,420
Germany	1,996,483	68,702,075	—	70,698,558
Hong Kong	—	29,418,321	—	29,418,321
Ireland	4,146,380	6,283,096	—	10,429,476
Israel	755,553	9,018,209	—	9,773,762
Italy	1,075,524	31,163,108	—	32,238,632
Japan	35,443	280,971,550	—	281,006,993
Netherlands	6,758,159	33,968,397	—	40,726,556
New Zealand	—	6,041,931	—	6,041,931
Norway	48,966	9,340,639	—	9,389,605
Portugal	—	3,198,324	—	3,198,324
Singapore	—	12,515,687	—	12,515,687
Spain	9,863	25,126,472	—	25,136,335
Sweden	91,479	34,293,223	—	34,384,702
Switzerland	3,315,965	56,852,697	—	60,168,662
United Kingdom	27,295,044	116,985,832	—	144,280,876
United States	741,664	324,088	—	1,065,752
Preferred Stocks
Germany	—	6,455,266	—	6,455,266
Rights/Warrants
Canada	—	32,305	—	32,305
France	—	216	—	216
Israel	—	453	—	453
Norway	—	1,701	—	1,701
Securities Lending Collateral	—	63,895,149	—	63,895,149

TOTAL	$159,486,694	$996,528,374	—	$1,156,015,068

See accompanying Notes to Financial Statements.

21

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (5.1%)
Lojas Renner SA	290,009	$2,047,380	0.4%
Other Securities		22,145,261	4.7%

TOTAL BRAZIL		24,192,641	5.1%

CHILE — (0.7%)
Other Securities		3,526,771	0.7%

CHINA — (35.2%)
* 58.com, Inc., ADR	23,466	1,219,059	0.3%
Agricultural Bank of China, Ltd., Class H	3,679,000	1,530,397	0.3%
* Alibaba Group Holding, Ltd., Sponsored ADR	78,142	15,837,039	3.4%
* Baidu, Inc., Sponsored ADR	29,883	3,016,091	0.6%
Bank of China, Ltd., Class H	8,012,000	3,050,190	0.7%
China Conch Venture Holdings, Ltd.	244,500	1,169,046	0.3%
China Construction Bank Corp., Class H	8,990,000	7,215,942	1.5%
China Mengniu Dairy Co., Ltd.	455,000	1,611,204	0.4%
China Merchants Bank Co., Ltd., Class H	328,500	1,554,563	0.3%
China Overseas Land & Investment, Ltd.	846,500	3,126,925	0.7%
China Pacific Insurance Group Co., Ltd., Class H	360,600	1,193,020	0.3%
China Resources Gas Group, Ltd.	238,000	1,337,639	0.3%
# China Resources Land, Ltd.	334,000	1,380,156	0.3%
Country Garden Holdings Co., Ltd.	1,479,905	1,917,032	0.4%
Country Garden Services Holdings Co., Ltd.	304,977	1,409,046	0.3%
ENN Energy Holdings, Ltd.	215,500	2,429,216	0.5%
Geely Automobile Holdings, Ltd.	1,017,000	1,581,965	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	8,220,000	5,511,585	1.2%
Lenovo Group, Ltd.	2,892,000	1,562,250	0.3%
Li Ning Co., Ltd.	562,500	1,776,079	0.4%
Momo, Inc., Sponsored ADR	55,587	1,338,535	0.3%
NetEase, Inc., ADR	4,995	1,723,075	0.4%
Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,395,778	1.4%
Shenzhou International Group Holdings, Ltd.	107,300	1,238,417	0.3%
Sino Biopharmaceutical, Ltd.	1,388,000	2,023,148	0.4%
# Sunac China Holdings, Ltd.	630,000	2,818,148	0.6%
Sunny Optical Technology Group Co., Ltd.	84,300	1,173,921	0.3%
Tencent Holdings, Ltd.	402,900	21,180,224	4.5%
* Vipshop Holdings, Ltd., ADR	163,075	2,597,785	0.6%
Other Securities		67,278,077	13.7%

TOTAL CHINA		167,195,552	35.3%

COLOMBIA — (0.2%)
Other Securities		811,534	0.2%

CZECH REPUBLIC — (0.1%)
Other Securities		333,116	0.1%

EGYPT — (0.0%)
Other Security		210,883	0.0%

22

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GREECE — (0.2%)
Other Securities		$1,139,611	0.2%

HONG KONG — (0.0%)
Other Security		12,609	0.0%

HUNGARY — (0.2%)
Other Securities		942,690	0.2%

INDIA — (10.0%)
Hindustan Unilever, Ltd.	63,414	1,844,542	0.4%
Housing Development Finance Corp., Ltd.	68,055	1,721,572	0.4%
ICICI Bank, Ltd., Sponsored ADR	148,600	1,450,336	0.3%
Infosys, Ltd.	219,177	2,047,387	0.4%
Infosys, Ltd., Sponsored ADR	263,821	2,435,068	0.5%
Tata Consultancy Services, Ltd.	91,673	2,432,942	0.5%
Other Securities		35,543,688	7.5%

TOTAL INDIA		47,475,535	10.0%

INDONESIA — (1.0%)
Other Securities		4,683,171	1.0%

MALAYSIA — (2.0%)
Other Securities		9,483,761	2.0%

MEXICO — (1.9%)
Other Securities		8,831,059	1.9%

PERU — (0.1%)
Other Securities		618,170	0.1%

PHILIPPINES — (0.7%)
Other Securities		3,169,660	0.7%

POLAND — (0.7%)
Other Securities		3,321,336	0.7%

QATAR — (0.4%)
Other Securities		2,125,614	0.5%

RUSSIA — (0.4%)
Other Securities		2,087,383	0.4%

SAUDI ARABIA — (0.3%)
Other Securities		1,634,562	0.4%

SOUTH AFRICA — (2.8%)
Naspers, Ltd., Class N	14,476	2,253,166	0.5%
Other Securities		10,864,123	2.3%

TOTAL SOUTH AFRICA		13,117,289	2.8%

SOUTH KOREA — (15.5%)
LG Electronics, Inc.	28,529	1,283,950	0.3%
LG Household & Health Care, Ltd.	1,339	1,518,420	0.3%
Samsung Electronics Co., Ltd.	264,114	10,859,714	2.3%

23

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung Electronics Co., Ltd. 796050888, GDR	3,225	$3,363,675	0.7%
Samsung Electronics Co., Ltd. US7960508882, GDR	2,910	3,023,873	0.7%
SK Hynix, Inc.	48,104	3,310,399	0.7%
Other Securities		50,091,335	10.5%

TOTAL SOUTH KOREA		73,451,366	15.5%

TAIWAN — (16.9%)
ASE Technology Holding Co., Ltd.	590,000	1,314,350	0.3%
Hon Hai Precision Industry Co., Ltd.	877,600	2,255,403	0.5%
Largan Precision Co., Ltd.	9,000	1,226,822	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	443,000	4,468,894	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	5,218,375	1.1%
Uni-President Enterprises Corp.	571,000	1,329,508	0.3%
Other Securities		64,452,170	13.5%

TOTAL TAIWAN		80,265,522	17.0%

THAILAND — (2.3%)
Other Securities		11,084,312	2.3%

TURKEY — (0.8%)
Other Securities		3,566,282	0.8%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		1,409,281	0.3%

TOTAL COMMON STOCKS		464,689,710	98.2%

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Itau Unibanco Holding SA	300,300	1,257,440	0.3%
Other Securities		2,814,021	0.6%

TOTAL BRAZIL		4,071,461	0.9%

CHILE — (0.0%)
Other Securities		223,463	0.1%

COLOMBIA — (0.0%)
Other Securities		178,660	0.0%

SOUTH KOREA — (0.0%)
Other Security		3,051	0.0%

TOTAL PREFERRED STOCKS		4,476,635	1.0%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		2,571	0.0%

THAILAND — (0.0%)
Other Security		231	0.0%

24

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$2,229	0.0%

TOTAL RIGHTS/WARRANTS		5,031	0.0%

TOTAL INVESTMENT SECURITIES (Cost $505,074,901)		469,171,376

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	518,596	6,000,674	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $511,074,115)		$475,172,050	100.4%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,192,641	—	—	$24,192,641
Chile	3,526,771	—	—	3,526,771
China	36,304,398	$130,891,154	—	167,195,552
Colombia	811,534	—	—	811,534
Czech Republic	—	333,116	—	333,116
Egypt	210,883	—	—	210,883
Greece	—	1,139,611	—	1,139,611
Hong Kong	—	12,609	—	12,609
Hungary	—	942,690	—	942,690
India	3,991,415	43,484,120	—	47,475,535
Indonesia	173,477	4,509,694	—	4,683,171
Malaysia	—	9,483,761	—	9,483,761
Mexico	8,831,059	—	—	8,831,059
Peru	618,170	—	—	618,170
Philippines	184,759	2,984,901	—	3,169,660
Poland	—	3,321,336	—	3,321,336
Qatar	—	2,125,614	—	2,125,614
Russia	1,477,889	609,494	—	2,087,383
Saudi Arabia	—	1,634,562	—	1,634,562
South Africa	1,389,869	11,727,420	—	13,117,289
South Korea	3,553,607	69,897,759	—	73,451,366
Taiwan	5,548,671	74,716,851	—	80,265,522
Thailand	11,084,312	—	—	11,084,312
Turkey	—	3,566,282	—	3,566,282
United Arab Emirates	—	1,409,281	—	1,409,281
Preferred Stocks
Brazil	4,071,461	—	—	4,071,461
Chile	223,463	—	—	223,463
Colombia	178,660	—	—	178,660
South Korea	—	3,051	—	3,051
Rights/Warrants
South Korea	—	2,229	—	2,229
Taiwan	—	2,571	—	2,571

25

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$231	—	$231
Securities Lending Collateral	—	6,000,674	—	6,000,674

TOTAL	$106,373,039	$368,799,011	—	$475,172,050

See accompanying Notes to Financial Statements.

26

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
BELGIUM — (0.0%)
Other Security		$28,983	0.0%

BRAZIL — (5.1%)
Petroleo Brasileiro SA BRPETRACNOR9	1,047,556	3,592,732	0.3%
Vale SA	1,202,234	9,917,837	0.8%
Other Securities		52,786,525	4.0%

TOTAL BRAZIL		66,297,094	5.1%

CANADA — (0.0%)
Other Security		368,390	0.0%

CHILE — (0.9%)
Other Securities		11,415,314	0.9%

CHINA — (29.4%)
* Alibaba Group Holding, Ltd., Sponsored ADR	163,581	33,152,961	2.6%
Anhui Conch Cement Co., Ltd., Class H	485,500	3,828,351	0.3%
Bank of China, Ltd., Class H	12,123,356	4,615,395	0.4%
China Construction Bank Corp., Class H	20,333,990	16,321,344	1.3%
China Merchants Bank Co., Ltd., Class H	1,123,598	5,317,212	0.4%
China Mobile, Ltd.	578,500	4,650,594	0.4%
China Mobile, Ltd., Sponsored ADR	315,413	12,607,058	1.0%
China Overseas Land & Investment, Ltd.	1,510,000	5,577,858	0.4%
China Resources Land, Ltd.	846,222	3,496,761	0.3%
CNOOC, Ltd.	5,198,000	5,747,021	0.5%
# Country Garden Holdings Co., Ltd.	2,499,744	3,238,107	0.3%
Geely Automobile Holdings, Ltd.	1,839,000	2,860,604	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	13,966,017	9,364,342	0.7%
NetEase, Inc., ADR	13,285	4,582,794	0.4%
* New Oriental Education & Technology Group, Inc., Sponsored ADR	22,297	2,846,435	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	1,598,000	16,261,661	1.3%
Sino Biopharmaceutical, Ltd.	1,960,000	2,856,894	0.2%
# Sunac China Holdings, Ltd.	987,000	4,415,099	0.4%
Tencent Holdings, Ltd.	971,900	51,092,231	3.9%
* Vipshop Holdings, Ltd., ADR	189,188	3,013,765	0.2%
Yum China Holdings, Inc.	103,926	5,036,254	0.4%
Other Securities		183,802,865	13.8%

TOTAL CHINA		384,685,606	29.6%

COLOMBIA — (0.3%)
Other Securities		3,360,106	0.3%

CZECH REPUBLIC — (0.1%)
Other Securities		1,890,153	0.1%

EGYPT — (0.1%)
Other Securities		1,135,793	0.1%

27

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GREECE — (0.3%)
Other Securities		$4,465,438	0.3%

HONG KONG — (0.0%)
Other Securities		129,242	0.0%

HUNGARY — (0.3%)
Other Securities		3,585,103	0.3%

INDIA — (9.5%)
* Bharti Airtel, Ltd.	446,460	3,041,925	0.3%
HDFC Bank Ltd.	471,538	6,180,988	0.5%
Hindustan Unilever, Ltd.	141,308	4,110,288	0.3%
Housing Development Finance Corp., Ltd.	194,136	4,911,015	0.4%
Infosys, Ltd.	976,998	9,126,383	0.7%
Tata Consultancy Services, Ltd.	220,909	5,862,790	0.5%
Other Securities		90,305,155	6.8%

TOTAL INDIA		123,538,544	9.5%

INDONESIA — (1.9%)
Other Securities		25,211,715	1.9%

MALAYSIA — (2.0%)
Public Bank Bhd	847,370	3,220,487	0.3%
Other Securities		23,473,057	1.7%

TOTAL MALAYSIA		26,693,544	2.0%

MEXICO — (2.3%)
America Movil S.A.B. de C.V	4,985,903	3,012,105	0.2%
Other Securities		27,291,892	2.1%

TOTAL MEXICO		30,303,997	2.3%

PERU — (0.2%)
Other Securities		2,092,229	0.2%

PHILIPPINES — (1.0%)
Other Securities		13,305,016	1.0%

POLAND — (1.1%)
Other Securities		14,358,437	1.1%

QATAR — (0.1%)
Other Securities		1,128,971	0.1%

RUSSIA — (1.5%)
Lukoil PJSC, Sponsored ADR	48,652	3,173,946	0.3%
Other Securities		15,775,900	1.2%

TOTAL RUSSIA		18,949,846	1.5%

SAUDI ARABIA — (0.0%)
Other Security		25,841	0.0%

SOUTH AFRICA — (4.7%)
AngloGold Ashanti, Ltd., Sponsored ADR	185,065	4,513,735	0.4%

28

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
FirstRand, Ltd.	1,332,731	$2,908,691	0.2%
Gold Fields, Ltd., Sponsored ADR	521,793	3,829,961	0.3%
Naspers, Ltd., Class N	39,634	6,168,969	0.5%
Standard Bank Group, Ltd.	530,319	2,926,140	0.2%
Other Securities		40,448,979	3.1%

TOTAL SOUTH AFRICA		60,796,475	4.7%

SOUTH KOREA — (14.3%)
POSCO	19,684	2,974,359	0.3%
Samsung Electronics Co., Ltd.	928,998	38,198,100	3.0%
Samsung Electronics Co., Ltd. US7960508882, GDR	18,006	18,710,602	1.5%
Shinhan Financial Group Co., Ltd.	115,422	2,926,251	0.2%
SK Hynix, Inc.	174,841	12,032,129	0.9%
Other Securities		112,134,638	8.5%

TOTAL SOUTH KOREA		186,976,079	14.4%

TAIWAN — (18.5%)
CTBC Financial Holding Co., Ltd.	4,497,612	2,997,175	0.3%
Hon Hai Precision Industry Co., Ltd.	1,649,599	4,239,414	0.3%
Largan Precision Co., Ltd.	22,306	3,040,610	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,346,214	23,668,128	1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	683,154	36,295,972	2.8%
Other Securities		171,738,907	13.1%

TOTAL TAIWAN		241,980,206	18.6%

THAILAND — (2.9%)
PTT PCL	2,767,300	3,036,290	0.3%
Other Securities		34,929,009	2.6%

TOTAL THAILAND		37,965,299	2.9%

TURKEY — (0.8%)
Other Securities		10,781,957	0.8%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		1,147,323	0.1%

TOTAL COMMON STOCKS		1,272,616,701	97.8%

PREFERRED STOCKS — (1.3%)

BRAZIL — (1.2%)
Itau Unibanco Holding SA	931,700	3,901,287	0.3%
Petroleo Brasileiro SA BRPETRACNPR6	1,681,849	5,582,555	0.4%
Other Securities		6,454,113	0.5%

TOTAL BRAZIL		15,937,955	1.2%

CHILE — (0.0%)
Other Securities		367,625	0.0%

COLOMBIA — (0.1%)
Other Securities		492,006	0.1%

29

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$7,469	0.0%

TOTAL PREFERRED STOCKS		16,805,055	1.3%

RIGHTS/WARRANTS — (0.0%)

TAIWAN — (0.0%)
Other Securities		4,703	0.0%

THAILAND — (0.0%)
Other Security		1,032	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,545	0.0%

TOTAL RIGHTS/WARRANTS		12,280	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,276,237,656)		1,289,434,036

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	1,480,917	17,135,694	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,293,368,966)		$1,306,569,730	100.4%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$28,983	—	$28,983
Brazil	$66,297,094	—	—	66,297,094
Canada	368,390	—	—	368,390
Chile	11,415,314	—	—	11,415,314
China	83,841,775	300,843,831	—	384,685,606
Colombia	3,360,106	—	—	3,360,106
Czech Republic	—	1,890,153	—	1,890,153
Egypt	110,183	1,025,610	—	1,135,793
Greece	—	4,465,438	—	4,465,438
Hong Kong	—	129,242	—	129,242
Hungary	—	3,585,103	—	3,585,103
India	3,183,185	120,355,359	—	123,538,544
Indonesia	1,966,622	23,245,093	—	25,211,715
Malaysia	—	26,693,544	—	26,693,544
Mexico	30,303,816	181	—	30,303,997
Peru	2,092,106	123	—	2,092,229
Philippines	364,493	12,940,523	—	13,305,016
Poland	—	14,358,437	—	14,358,437
Qatar	—	1,128,971	—	1,128,971
Russia	6,447,122	12,502,724	—	18,949,846
Saudi Arabia	—	25,841	—	25,841

30

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$12,391,993	$48,404,482	—	$60,796,475
South Korea	2,989,133	183,986,946	—	186,976,079
Taiwan	39,439,650	202,540,556	—	241,980,206
Thailand	37,963,602	1,697	—	37,965,299
Turkey	13,847	10,768,110	—	10,781,957
United Arab Emirates	—	1,147,323	—	1,147,323
Preferred Stocks
Brazil	15,937,955	—	—	15,937,955
Chile	367,625	—	—	367,625
Colombia	492,006	—	—	492,006
South Korea	—	7,469	—	7,469
Rights/Warrants
South Korea	—	6,545	—	6,545
Taiwan	—	4,703	—	4,703
Thailand	—	1,032	—	1,032
Securities Lending Collateral	—	17,135,694	—	17,135,694

TOTAL	$319,346,017	$987,223,713	—	$1,306,569,730

See accompanying Notes to Financial Statements.

31

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,299,246	$33,821,912
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,829,424	18,769,889
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	641,179	7,194,028

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,132,772)		$59,785,829

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $29,205)	29,205	29,205

TOTAL INVESTMENTS — (100.0%) (Cost $70,161,977)		$59,815,034

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$59,785,829	—	—	$59,785,829
Temporary Cash Investments	29,205	—	—	29,205

TOTAL	$59,815,034	—	—	$59,815,034

See accompanying Notes to Financial Statements.

32

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (19.3%)
Federal Home Loan Bank 3.250%, 03/08/24		250	$276,110
2.875%, 06/14/24		700	765,421
5.375%, 08/15/24		800	962,646
2.875%, 09/13/24		2,500	2,749,372
2.750%, 12/13/24		2,700	2,962,277
3.125%, 09/12/25		1,000	1,127,022
5.750%, 06/12/26		200	256,540
3.000%, 09/11/26		1,200	1,349,848
3.000%, 03/10/28		2,500	2,884,257
3.250%, 06/09/28		3,190	3,700,746
# 3.250%, 11/16/28		3,100	3,668,975
2.125%, 09/14/29		945	1,008,241
2.125%, 12/14/29		1,000	1,075,576
Federal Home Loan Mortgage Corp. 6.750%, 09/15/29		2,500	3,763,149
6.750%, 03/15/31		2,250	3,525,094
6.250%, 07/15/32		1,800	2,835,407
Federal National Mortgage Association 2.000%, 01/05/22		2,000	2,058,624
# 2.375%, 01/19/23		1,500	1,582,491
# 2.625%, 09/06/24		3,600	3,933,014
2.125%, 04/24/26		2,800	3,033,592
1.875%, 09/24/26		6,000	6,398,743
6.250%, 05/15/29		2,430	3,513,533
7.125%, 01/15/30		2,000	3,079,795
7.250%, 05/15/30		1,650	2,611,775
6.625%, 11/15/30		3,600	5,571,564
Tennessee Valley Authority 3.875%, 02/15/21		1,000	1,026,776
2.875%, 09/15/24		1,249	1,361,394
6.750%, 11/01/25		600	789,042
2.875%, 02/01/27		2,700	3,006,906
7.125%, 05/01/30		2,250	3,480,375

TOTAL AGENCY OBLIGATIONS			74,358,305

BONDS — (55.6%)
3M Co. 0.950%, 05/15/23	EUR	700	785,237
2.875%, 10/15/27		850	924,410
2.375%, 08/26/29		1,000	1,038,016
ABB Finance USA, Inc. 2.875%, 05/08/22		100	102,858
Abbott Ireland Financing DAC 0.000%, 09/27/20	EUR	139	152,044

		Face Amount^	Value†
		(000)
ABN AMRO Bank NV 0.500%, 07/17/23	EUR	200	$219,944
Activision Blizzard, Inc. 3.400%, 06/15/27		100	105,236
Adobe, Inc. # 3.250%, 02/01/25		160	175,744
Advance Auto Parts, Inc. 4.500%, 12/01/23		200	211,674
Aetna, Inc. 2.750%, 11/15/22		250	257,547
3.500%, 11/15/24		50	53,414
Affiliated Managers Group, Inc. 3.500%, 08/01/25		150	158,831
Aflac, Inc. 3.625%, 11/15/24		250	273,836
3.250%, 03/17/25		50	54,333
Ahold Finance USA LLC 6.875%, 05/01/29		40	52,327
Airbus SE 3.150%, 04/10/27		200	200,037
Albemarle Corp. 4.150%, 12/01/24		200	208,197
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27		600	607,644
Allstate Corp. (The) 3.150%, 06/15/23		500	527,750
Alphabet, Inc. # 3.375%, 02/25/24		200	219,905
1.998%, 08/15/26		200	212,469
Amazon.com, Inc. 3.150%, 08/22/27		800	897,029
Ameren Corp. 3.650%, 02/15/26		294	321,774
American Express Credit Corp. 3.300%, 05/03/27		700	771,004
American Honda Finance Corp. 1.950%, 05/20/22		1,000	999,318
0.550%, 03/17/23	EUR	100	107,915
2.300%, 09/09/26		750	735,269
American International Group, Inc. 5.000%, 04/26/23	GBP	200	274,625
4.125%, 02/15/24		350	378,605
3.750%, 07/10/25		150	160,040
3.900%, 04/01/26		200	216,359

33

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
American Water Capital Corp. 2.950%, 09/01/27		100	$106,103
Ameriprise Financial, Inc. 4.000%, 10/15/23		30	32,745
3.700%, 10/15/24		400	433,831
2.875%, 09/15/26		500	523,287
AmerisourceBergen Corp. 3.450%, 12/15/27		200	217,444
Analog Devices, Inc. 3.900%, 12/15/25		533	580,600
Anthem, Inc. 3.500%, 08/15/24		150	161,241
4.101%, 03/01/28		400	448,041
ANZ New Zealand International Ltd. 3.450%, 07/17/27		500	535,287
Aon Corp. 3.750%, 05/02/29		1,000	1,093,959
Aon P.L.C. 3.500%, 06/14/24		275	287,073
Apple, Inc. 3.250%, 02/23/26		250	277,598
2.450%, 08/04/26		695	746,117
3.350%, 02/09/27		2,300	2,575,212
# 3.000%, 06/20/27		1,000	1,105,085
3.000%, 11/13/27		500	552,885
Applied Materials, Inc. 3.300%, 04/01/27		300	330,796
Arizona Public Service Co. 3.150%, 05/15/25		100	106,820
Arrow Electronics, Inc. 3.875%, 01/12/28		400	399,786
ASB Finance, Ltd. 0.500%, 06/10/22	EUR	225	246,665
Asian Development Bank 2.000%, 01/22/25		150	159,747
AT&T, Inc. 3.875%, 08/15/21		150	154,877
3.000%, 02/15/22		50	51,432
3.550%, 06/01/24		200	211,469
3.950%, 01/15/25		350	377,619
3.600%, 07/15/25		300	320,434
3.800%, 02/15/27		200	215,749
Australia & New Zealand Banking Group, Ltd. 3.700%, 11/16/25		250	276,875
Autodesk, Inc. 4.375%, 06/15/25		150	162,896
3.500%, 06/15/27		845	935,019
Automatic Data Processing, Inc. 3.375%, 09/15/25		1,600	1,775,118
AutoZone, Inc. 2.500%, 04/15/21		70	70,520
3.125%, 04/21/26		450	468,118

		Face Amount^	Value†
		(000)
Avnet, Inc. 4.625%, 04/15/26		250	$267,882
AXIS Specialty Finance P.L.C. 4.000%, 12/06/27		728	774,761
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/27		600	570,576
Banco Santander SA 3.800%, 02/23/28		200	206,772
Bank of America Corp. 3.300%, 01/11/23		150	157,247
4.000%, 04/01/24		136	147,604
# 3.500%, 04/19/26		530	575,875
Bank of America Corp., 3M USD LIBOR + 1.040%, FRN (r) 3.419%, 12/20/28		120	128,554
Bank of Montreal 0.250%, 11/17/21	EUR	500	545,845
1.375%, 12/29/21	GBP	100	126,197
# 1.850%, 05/01/25		2,000	2,005,906
Bank of New York Mellon Corp. (The) 3.650%, 02/04/24		300	327,403
1.600%, 04/24/25		850	862,506
2.800%, 05/04/26		500	530,168
Bank of Nova Scotia 2.700%, 08/03/26		1,500	1,569,425
Bank of Nova Scotia (The) 0.375%, 04/06/22	EUR	500	546,006
Barclays P.L.C. 1.500%, 04/01/22	EUR	200	219,406
4.375%, 01/12/26		500	537,507
Bemis Co., Inc. 4.500%, 10/15/21		100	102,807
Berkshire Hathaway, Inc. 3.125%, 03/15/26		2,557	2,819,067
Best Buy Co., Inc. 4.450%, 10/01/28		500	527,098
Black Hills Corp. 4.350%, 05/01/33		250	279,988
BlackRock, Inc. 3.200%, 03/15/27		350	391,931
3.250%, 04/30/29		2,000	2,239,910
Booking Holdings, Inc. 3.600%, 06/01/26		635	663,151
Boston Scientific Corp. 3.850%, 05/15/25		102	113,010
BP Capital Markets America, Inc. 3.119%, 05/04/26		750	782,271
3.017%, 01/16/27		400	407,891

34

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
BP Capital Markets P.L.C. 3.535%, 11/04/24		50	$52,817
BPCE SA 0.375%, 10/05/23	EUR	200	219,096
4.000%, 04/15/24		500	536,427
British Telecommunications P.L.C. 1.125%, 03/10/23	EUR	200	221,688
0.875%, 09/26/23	EUR	100	110,081
5.125%, 12/04/28		500	570,620
3.250%, 11/08/29		1,000	1,005,983
Brown & Brown, Inc. 4.200%, 09/15/24		240	252,661
Bunge, Ltd. Finance Corp. 3.750%, 09/25/27		965	954,948
Burlington Northern Santa Fe LLC 3.000%, 04/01/25		75	81,250
CA, Inc. 4.500%, 08/15/23		100	102,292
4.700%, 03/15/27		250	259,710
Campbell Soup Co. 4.150%, 03/15/28		86	97,305
Canadian Imperial Bank of Commerce 0.750%, 03/22/23	EUR	800	881,773
Canadian Natural Resources, Ltd. 3.850%, 06/01/27		500	464,289
Canadian Pacific Railway Co. 2.900%, 02/01/25		50	52,893
Capital One Financial Corp. 3.750%, 04/24/24		50	51,820
3.200%, 02/05/25		260	265,100
3.750%, 03/09/27		700	712,543
3.800%, 01/31/28		700	711,936
Cardinal Health, Inc. 4.625%, 12/15/20		75	76,214
3.750%, 09/15/25		1,000	1,069,534
3.410%, 06/15/27		500	534,320
CenterPoint Energy Resources Corp. 4.000%, 04/01/28		200	221,081
Charles Schwab Corp. (The) 3.200%, 03/02/27		700	747,412
Chevron Corp. # 2.954%, 05/16/26		1,600	1,729,012
Chubb INA Holdings, Inc. 3.350%, 05/15/24		50	54,219
Cigna Corp. 3.900%, 02/15/22		75	78,057
3.500%, 06/15/24		250	266,984
3.250%, 04/15/25		750	799,161
3.400%, 03/01/27		56	59,825

		Face Amount^	Value†
		(000)
2.400%, 03/15/30		500	$504,242
Cincinnati Financial Corp. 6.920%, 05/15/28		600	784,810
Cisco Systems, Inc. 2.500%, 09/20/26		1,000	1,083,965
Citigroup, Inc. 3.875%, 10/25/23		380	406,069
Citizens Bank N.A. 3.750%, 02/18/26		2,000	2,129,960
Clorox Co. (The) 3.900%, 05/15/28		750	852,712
CME Group, Inc. 3.000%, 03/15/25		85	92,330
3.750%, 06/15/28		1,000	1,165,977
CMS Energy Corp. 3.875%, 03/01/24		175	187,167
CNA Financial Corp. 3.950%, 05/15/24		300	317,136
4.500%, 03/01/26		280	297,749
Coca-Cola Co. (The) # 3.150%, 11/15/20		48	48,620
3.200%, 11/01/23		600	653,253
# 2.250%, 09/01/26		740	785,317
2.900%, 05/25/27		400	440,704
Coca-Cola European Partners P.L.C. 1.125%, 05/26/24	EUR	150	168,229
Colgate-Palmolive Co. 3.250%, 03/15/24		100	108,405
Comcast Corp. 3.375%, 08/15/25		500	547,449
3.150%, 03/01/26		200	217,724
Comerica, Inc. 4.000%, 02/01/29		500	528,822
Commonwealth Bank of Australia 2.400%, 11/02/20		250	251,602
2.850%, 05/18/26		750	790,412
3.150%, 09/19/27		100	106,962
Conagra Brands, Inc. 4.850%, 11/01/28		1,000	1,170,430
ConocoPhillips Co. 4.950%, 03/15/26		250	288,114
ConocoPhillips Holding Co. 6.950%, 04/15/29		614	820,822
Consolidated Edison Co. of New York, Inc. 3.300%, 12/01/24		300	316,273
Cooperatieve Rabobank UA 3.875%, 02/08/22		50	52,081
3.375%, 05/21/25		1,500	1,608,258
Costco Wholesale Corp. 3.000%, 05/18/27		1,200	1,325,884
Cox Communications, Inc. 3.500%, 08/15/27		400	422,666

35

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Credit Suisse AG 3.625%, 09/09/24		500	$536,058
CRH America Finance, Inc. 3.950%, 04/04/28		200	208,842
CVS Health Corp. 2.750%, 12/01/22		200	206,945
3.875%, 07/20/25		505	552,399
Danske Bank A.S. 0.875%, 05/22/23	EUR	100	107,863
0.750%, 06/02/23	EUR	300	331,569
Deere & Co. 5.375%, 10/16/29		80	102,014
Dexia Credit Local SA 1.375%, 12/07/22	GBP	500	641,679
Discover Bank 4.650%, 09/13/28		1,400	1,482,992
Discover Financial Services 3.750%, 03/04/25		1,000	1,011,603
Discovery Communications LLC 3.500%, 06/15/22		50	51,107
3.250%, 04/01/23		75	76,989
3.900%, 11/15/24		150	157,224
4.900%, 03/11/26		200	219,282
Dollar General Corp. 3.250%, 04/15/23		100	105,780
4.150%, 11/01/25		500	555,861
Dollar Tree, Inc. 4.200%, 05/15/28		600	644,020
Dominion Energy Gas Holdings LLC 2.800%, 11/15/20		250	251,246
Dow Chemical Co. (The) 3.500%, 10/01/24		200	209,605
DTE Energy Co. 2.850%, 10/01/26		750	764,031
Duke Energy Corp. 3.750%, 04/15/24		275	299,100
DXC Technology Co. # 4.750%, 04/15/27		700	711,215
E*TRADE Financial Corp. 2.950%, 08/24/22		300	306,271
4.500%, 06/20/28		750	842,611
Eastman Chemical Co. 1.500%, 05/26/23	EUR	500	555,850
Eaton Corp. # 3.103%, 09/15/27		400	424,139
4.000%, 11/02/32		400	452,910
Eaton Vance Corp. 3.500%, 04/06/27		1,500	1,601,328
eBay, Inc. 2.600%, 07/15/22		175	179,410
Ecolab, Inc. 2.700%, 11/01/26		500	532,542

		Face Amount^	Value†
		(000)
Electricite de France SA 2.350%, 10/13/20		30	$30,069
Electronic Arts, Inc. 4.800%, 03/01/26		250	290,148
Emerson Electric Co. 2.625%, 12/01/21		450	460,788
Enbridge, Inc. # 3.500%, 06/10/24		300	307,574
3.700%, 07/15/27		500	504,494
Enel Finance International NV 3.500%, 04/06/28		200	207,825
4.875%, 06/14/29		200	230,733
Enterprise Products Operating LLC 3.900%, 02/15/24		100	106,066
EOG Resources, Inc. 3.150%, 04/01/25		200	210,822
# 4.150%, 01/15/26		100	110,710
Equinor ASA 0.875%, 02/17/23	EUR	200	221,488
# 2.650%, 01/15/24		100	103,697
ERAC USA Finance LLC 3.850%, 11/15/24		200	205,794
European Investment Bank 3.250%, 01/29/24		100	110,301
Eversource Energy 2.500%, 03/15/21		100	100,820
Exelon Corp. 2.850%, 06/15/20		150	150,084
3.400%, 04/15/26		200	217,139
Exxon Mobil Corp. 2.440%, 08/16/29		500	514,878
Fairfax Financial Holdings Ltd. 4.850%, 04/17/28		413	417,189
FedEx Corp. 2.625%, 08/01/22		100	102,243
1.000%, 01/11/23	EUR	400	434,183
3.200%, 02/01/25		300	314,458
4.900%, 01/15/34		494	578,948
Fifth Third Bancorp # 3.950%, 03/14/28		500	567,217
Flex, Ltd. 4.875%, 06/15/29		700	709,647
Fluor Corp. 1.750%, 03/21/23	EUR	200	154,068
FMR LLC 4.950%, 02/01/33		250	316,088
Fortune Brands Home & Security, Inc. 3.250%, 09/15/29		2,000	1,955,878
GATX Corp. 3.250%, 09/15/26		400	417,187

36

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
General Mills, Inc. 3.150%, 12/15/21		200	$205,588
4.200%, 04/17/28		400	463,564
General Motors Financial Co., Inc. 5.250%, 03/01/26		150	143,960
Georgia Power Co. 3.250%, 03/30/27		250	265,598
Georgia-Pacific LLC 7.750%, 11/15/29		40	58,468
Global Payments, Inc. 4.800%, 04/01/26		530	605,439
4.450%, 06/01/28		1,107	1,235,102
Goldman Sachs Group, Inc. (The) 4.000%, 03/03/24		2,000	2,146,270
3.750%, 02/25/26		1,150	1,238,428
Halliburton Co. 3.500%, 08/01/23		11	10,839
3.800%, 11/15/25		31	30,001
Harley-Davidson, Inc. # 3.500%, 07/28/25		585	583,027
Hasbro, Inc. 3.150%, 05/15/21		97	98,013
3.500%, 09/15/27		100	95,648
Honeywell International, Inc. 2.500%, 11/01/26		700	745,833
HSBC Holdings P.L.C. 4.000%, 03/30/22		350	365,970
4.300%, 03/08/26		200	221,324
3.900%, 05/25/26		1,000	1,087,951
Huntington Bancshares, Inc. 3.150%, 03/14/21		75	76,121
2.300%, 01/14/22		300	304,136
2.550%, 02/04/30		500	483,764
Husky Energy, Inc. 4.400%, 04/15/29		360	291,635
Hyatt Hotels Corp. 3.375%, 07/15/23		100	95,635
Illinois Tool Works, Inc. 3.500%, 03/01/24		100	108,492
ING Bank NV 2.050%, 08/15/21		350	350,992
ING Groep NV 1.000%, 09/20/23	EUR	300	331,564
3.550%, 04/09/24		500	525,678
Intel Corp. 3.150%, 05/11/27		500	550,751
Inter-American Development Bank 3.000%, 02/21/24		250	274,380
Intercontinental Exchange, Inc. 4.000%, 10/15/23		300	330,348

		Face Amount^	Value†
		(000)
3.750%, 12/01/25		1,375	$1,528,615
International Business Machines Corp. 3.300%, 01/27/27		750	832,499
International Paper Co. 3.800%, 01/15/26		75	82,503
Interpublic Group of Cos., Inc. (The) 4.200%, 04/15/24		250	262,393
Intesa Sanpaolo SpA 3.125%, 07/14/22		600	598,805
ITC Holdings Corp. 3.650%, 06/15/24		200	212,279
Janus Capital Group, Inc. 4.875%, 08/01/25		350	370,174
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.850%, 01/15/27		400	414,431
JM Smucker Co. (The) 3.500%, 03/15/25		70	75,762
Johnson Controls International P.L.C. 1.000%, 09/15/23	EUR	376	410,229
JPMorgan Chase & Co. 3.250%, 09/23/22		150	156,968
# 3.875%, 02/01/24		500	542,910
3.900%, 07/15/25		1,000	1,099,286
2.950%, 10/01/26		500	523,999
Juniper Networks, Inc. 4.500%, 03/15/24		200	214,200
Kellogg Co. 2.750%, 03/01/23		75	77,524
3.250%, 04/01/26		200	212,902
3.400%, 11/15/27		500	538,454
Keurig Dr Pepper, Inc. 3.400%, 11/15/25		250	267,868
KeyBank NA 3.300%, 06/01/25		250	268,122
KeyCorp 5.100%, 03/24/21		100	103,382
2.550%, 10/01/29		800	774,416
Kimberly-Clark Corp. 2.400%, 06/01/23		50	52,107
Kommunekredit 0.000%, 09/08/22	EUR	400	441,123
Kommuninvest I Sverige AB 0.250%, 06/01/22	SEK	4,000	411,032
0.750%, 02/22/23	SEK	7,000	728,299
1.000%, 11/13/23	SEK	9,000	947,964
Kroger Co. (The) 7.500%, 04/01/31		424	599,975

37

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Laboratory Corp. of America Holdings 3.600%, 09/01/27		750	$809,159
Lam Research Corp. 3.750%, 03/15/26		850	951,210
4.000%, 03/15/29		250	291,405
Lear Corp. 3.800%, 09/15/27		425	394,182
Legg Mason, Inc. 4.750%, 03/15/26		30	32,367
Liberty Mutual Group, Inc. 4.569%, 02/01/29		1,000	1,120,314
Lincoln National Corp. 3.350%, 03/09/25		75	78,491
Lloyds Banking Group P.L.C. 3.750%, 01/11/27		450	477,783
4.375%, 03/22/28		1,000	1,107,897
Lloyds Banking Group plc 4.450%, 05/08/25		700	761,338
Loews Corp. 2.625%, 05/15/23		50	51,185
3.750%, 04/01/26		200	214,117
Lowe’s Cos., Inc. 3.875%, 09/15/23		50	54,218
3.375%, 09/15/25		125	135,804
2.500%, 04/15/26		500	520,091
LYB International Finance II BV 1.875%, 03/02/22	EUR	100	110,552
LyondellBasell Industries NV 6.000%, 11/15/21		200	210,245
5.750%, 04/15/24		300	331,816
Macquarie Bank, Ltd. 3.900%, 01/15/26		250	267,982
Manufacturers & Traders Trust Co. 2.900%, 02/06/25		1,300	1,378,617
Marathon Petroleum Corp. 3.625%, 09/15/24		100	96,125
5.125%, 12/15/26		100	101,280
Marriott International, Inc. 2.875%, 03/01/21		200	196,089
Marsh & McLennan Cos., Inc. 2.750%, 01/30/22		300	309,172
3.500%, 03/10/25		250	270,362
Mastercard, Inc. 2.950%, 11/21/26		300	328,712
Maxim Integrated Products, Inc. 3.450%, 06/15/27		150	157,537
McDonald’s Corp. 2.750%, 12/09/20		30	30,303
2.625%, 01/15/22		300	307,407
2.000%, 06/01/23	EUR	100	114,858

		Face Amount^	Value†
		(000)
0.625%, 01/29/24	EUR	200	$219,517
3.700%, 01/30/26		150	166,181
McKesson Corp. 3.796%, 03/15/24		75	80,459
4.750%, 05/30/29		1,000	1,180,958
Medtronic, Inc. 3.500%, 03/15/25		112	124,941
MetLife, Inc. 3.600%, 04/10/24		50	54,549
3.000%, 03/01/25		250	265,864
Micron Technology, Inc. 4.663%, 02/15/30		600	666,794
Microsoft Corp. 2.400%, 08/08/26		800	860,480
3.300%, 02/06/27		1,900	2,143,589
Mizuho Financial Group, Inc. 2.632%, 04/12/21		200	202,814
2.953%, 02/28/22		400	409,135
Morgan Stanley 5.500%, 07/28/21		100	104,869
3.875%, 04/29/24		350	377,344
3.875%, 01/27/26		400	439,573
6.250%, 08/09/26		1,115	1,392,284
3.625%, 01/20/27		400	435,187
Mosaic Co. (The) 4.250%, 11/15/23		194	197,190
Motorola Solutions, Inc. 4.600%, 05/23/29		300	339,053
MPLX L.P. 4.125%, 03/01/27		397	383,302
4.000%, 03/15/28		100	94,784
Nasdaq, Inc. 4.250%, 06/01/24		375	406,881
National Australia Bank, Ltd. 1.875%, 07/12/21		500	505,052
3.500%, 01/10/27		250	270,247
National Bank of Canada 2.100%, 02/01/23		1,000	1,010,921
National Grid North America, Inc. 0.750%, 08/08/23	EUR	200	220,314
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32		121	187,498
Nationwide Building Society 3.900%, 07/21/25		600	648,897
NatWest Markets P.L.C. 0.625%, 03/02/22	EUR	200	215,823
NetApp, Inc. 3.300%, 09/29/24		200	209,016
Newmont Corp. 3.625%, 06/09/21		190	192,456
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27		900	989,309

38

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NIKE, Inc. 2.375%, 11/01/26	500	$534,802
NiSource, Inc. 3.850%, 02/15/23	200	210,579
Noble Energy, Inc. 3.850%, 01/15/28	310	247,366
Norfolk Southern Corp. 2.900%, 06/15/26	200	211,507
Northern Trust Corp. 1.950%, 05/01/30	600	597,301
Nucor Corp. 3.950%, 05/01/28	300	327,429
Nutrien, Ltd. 3.625%, 03/15/24	300	314,827
Nuveen Finance LLC 4.125%, 11/01/24	50	53,733
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/24	300	318,653
ONEOK, Inc. 4.000%, 07/13/27	800	711,285
Oracle Corp. 2.950%, 05/15/25	1,250	1,340,778
# 3.250%, 11/15/27	1,750	1,918,310
O’Reilly Automotive, Inc. 3.600%, 09/01/27	800	829,157
Packaging Corp. of America 4.500%, 11/01/23	500	545,839
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.125%, 08/01/23	214	222,032
3.400%, 11/15/26	721	725,077
PepsiCo, Inc. 2.750%, 03/05/22	100	103,860
Phillips 66 4.300%, 04/01/22	200	208,575
Phillips 66 Partners L.P. 3.550%, 10/01/26	200	199,310
3.750%, 03/01/28	500	484,249
PNC Bank NA 3.250%, 06/01/25	250	268,278
PPG Industries, Inc. # 3.750%, 03/15/28	499	560,573
2.800%, 08/15/29	473	494,450
PPL Capital Funding, Inc. 3.100%, 05/15/26	400	419,661
Praxair, Inc. 2.200%, 08/15/22	50	51,129
Precision Castparts Corp. 3.250%, 06/15/25	344	373,781
Principal Financial Group, Inc. 3.125%, 05/15/23	200	207,352
3.100%, 11/15/26	100	105,958

		Face Amount^	Value†
		(000)
Progress Energy, Inc. 7.750%, 03/01/31		400	$567,299
Progressive Corp. 2.450%, 01/15/27		200	206,737
Province of Ontario Canada 1.875%, 05/21/20		50	50,031
3.150%, 06/02/22	CAD	340	257,120
Province of Quebec Canada 3.500%, 07/29/20		35	35,234
7.500%, 09/15/29		500	771,802
Prudential Financial, Inc. 4.500%, 11/16/21		100	104,618
3.500%, 05/15/24		200	218,320
QUALCOMM, Inc. 3.450%, 05/20/25		575	631,405
Quest Diagnostics, Inc. 3.500%, 03/30/25		200	215,209
Raytheon Technologies Corp. 7.500%, 09/15/29		40	58,448
Reinsurance Group of America, Inc. 3.950%, 09/15/26		400	428,896
Rockwell Automation, Inc. 2.875%, 03/01/25		300	315,647
Rolls-Royce P.L.C. 0.875%, 05/09/24	EUR	100	99,211
3.625%, 10/14/25		600	587,779
Roper Technologies, Inc. 3.800%, 12/15/26		200	215,631
Royal Bank of Scotland Group P.L.C. 2.500%, 03/22/23	EUR	200	223,720
4.800%, 04/05/26		200	221,557
Royal Caribbean Cruises, Ltd. 3.700%, 03/15/28		132	86,282
Ryder System, Inc. 2.875%, 06/01/22		200	199,727
salesforce.com, Inc. 3.700%, 04/11/28		200	227,824
Santander Holdings USA, Inc. 4.500%, 07/17/25		250	256,683
4.400%, 07/13/27		200	203,503
Santander UK Group Holdings P.L.C. 2.875%, 10/16/20		350	352,019
Santander UK P.L.C. 4.000%, 03/13/24		50	53,814
Sempra Energy 3.550%, 06/15/24		250	263,509
Shell International Finance BV 2.125%, 05/11/20		180	180,029

39

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
3.250%, 05/11/25		1,222	$1,305,994
2.875%, 05/10/26		850	900,013
Sherwin-Williams Co. (The) 3.450%, 08/01/25		100	107,733
2.950%, 08/15/29		1,000	1,035,413
SNCF Reseau EPIC 5.500%, 12/01/21	GBP	778	1,054,392
Solvay Finance America LLC 4.450%, 12/03/25		200	219,041
Southern Co. (The) 3.250%, 07/01/26		500	533,811
Southern Power Co. 4.150%, 12/01/25		50	54,720
Southwest Airlines Co. 3.000%, 11/15/26		250	228,717
Southwest Gas Corp. 3.700%, 04/01/28		100	109,589
Spectra Energy Partners L.P. 4.750%, 03/15/24		400	427,488
Standard Chartered P.L.C. 4.050%, 04/12/26		200	210,518
Starbucks Corp. 2.100%, 02/04/21		100	100,707
State Street Corp. 3.550%, 08/18/25		200	220,122
Steelcase Inc. 5.125%, 01/18/29		100	109,242
Stryker Corp. 3.375%, 05/15/24		200	215,647
3.375%, 11/01/25		500	551,868
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/26		800	874,939
3.040%, 07/16/29		800	837,147
Suncor Energy, Inc. 3.600%, 12/01/24		180	185,507
Svenska Handelsbanken AB 0.250%, 02/28/22	EUR	880	963,354
Swedbank AB 0.300%, 09/06/22	EUR	200	218,030
Sysco Corp. 2.600%, 10/01/20		30	30,081
3.300%, 07/15/26		1,000	1,001,928
Target Corp. 2.500%, 04/15/26		325	351,925
TCI Communications, Inc. 7.875%, 02/15/26		140	184,481
TD Ameritrade Holding Corp. 3.625%, 04/01/25		30	32,351
Telefonica Emisiones SA 3.987%, 01/23/23	EUR	200	239,466
Telefonica Europe BV 8.250%, 09/15/30		975	1,400,040
Texas Instruments, Inc. 2.900%, 11/03/27		500	549,009

		Face Amount^	Value†
		(000)
The Walt Disney Co. 3.000%, 09/15/22		180	$188,199
Thomson Reuters Corp. 4.300%, 11/23/23		400	430,058
TJX Cos., Inc. (The) 2.250%, 09/15/26		1,150	1,167,810
Toronto-Dominion Bank (The) 1.994%, 03/23/22	CAD	500	364,079
Total Capital International SA 2.125%, 03/15/23	EUR	800	920,046
# 2.829%, 01/10/30		1,000	1,034,669
TransCanada PipeLines, Ltd. # 2.500%, 08/01/22		200	201,892
4.875%, 01/15/26		90	99,924
4.250%, 05/15/28		500	537,973
4.625%, 03/01/34		400	426,536
Truist Bank 2.450%, 08/01/22		400	408,510
Truist Financial Corp. 2.900%, 03/03/21		75	75,986
TWDC Enterprises 18 Corp. 3.150%, 09/17/25		200	216,520
U.S. Bancorp 3.700%, 01/30/24		75	81,329
U.S. Bank NA 2.800%, 01/27/25		750	796,943
UBS Group AG 4.125%, 09/24/25		400	439,673
UBS Group Funding Switzerland AG 1.750%, 11/16/22	EUR	200	224,572
Unilever Capital Corp. 2.000%, 07/28/26		100	104,388
Union Pacific Corp. 3.750%, 03/15/24		200	215,414
3.950%, 09/10/28		650	738,044
United Parcel Service, Inc. 2.450%, 10/01/22		100	103,737
0.375%, 11/15/23	EUR	650	707,722
Valero Energy Corp. 3.400%, 09/15/26		250	248,766
Verizon Communications, Inc. 3.376%, 02/15/25		24	26,305
2.625%, 08/15/26		200	212,690
4.329%, 09/21/28		823	973,657
4.016%, 12/03/29		151	175,639
ViacomCBS, Inc. 3.875%, 04/01/24		31	31,923
3.500%, 01/15/25		250	251,042
2.900%, 01/15/27		704	676,214
Visa, Inc. 3.150%, 12/14/25		375	414,830
VMware, Inc. 3.900%, 08/21/27		560	567,217

40

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Vodafone Group P.L.C. 7.875%, 02/15/30	200	$282,061
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	450	469,393
Walmart Inc. 3.050%, 07/08/26	1,200	1,326,257
Walmart, Inc. 2.550%, 04/11/23	100	105,204
3.250%, 07/08/29	460	524,273
7.550%, 02/15/30	1,200	1,808,802
Walt Disney Co. (The) 3.700%, 09/15/24	200	218,850
Waste Management, Inc. 3.500%, 05/15/24	310	335,487
WEC Energy Group, Inc. 3.550%, 06/15/25	500	540,268
Wells Fargo & Co. 3.000%, 02/19/25	850	891,959
3.000%, 04/22/26	1,450	1,519,114
Westpac Banking Corp. 2.500%, 06/28/22	708	728,568
2.850%, 05/13/26	300	314,336
3.350%, 03/08/27	550	602,251
WestRock MWV LLC 8.200%, 01/15/30	222	303,615
Whirlpool Corp. 3.700%, 05/01/25	200	205,539
4.750%, 02/26/29	1,000	1,071,162
Williams Cos., Inc. (The) 4.000%, 09/15/25	500	510,733
3.750%, 06/15/27	110	109,708
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	300	313,230
Zoetis, Inc. 3.000%, 09/12/27	355	384,128

TOTAL BONDS		213,435,881

U.S. TREASURY OBLIGATIONS — (19.5%)
U.S. Treasury Bonds 6.750%, 08/15/26	1,000	1,391,523
6.625%, 02/15/27	1,400	1,974,273
6.125%, 11/15/27	750	1,061,074
5.250%, 11/15/28	250	347,480

	Face Amount^	Value†
	(000)
5.250%, 02/15/29	2,000	$2,799,844
6.125%, 08/15/29	1,045	1,568,806
6.250%, 05/15/30	1,530	2,369,109
5.375%, 02/15/31	2,000	2,989,297
U.S. Treasury Notes 2.125%, 05/15/25	2,600	2,825,164
2.875%, 05/31/25	1,300	1,462,652
2.000%, 08/15/25	2,800	3,033,516
2.250%, 11/15/25	2,400	2,637,750
1.625%, 02/15/26	2,150	2,292,773
1.625%, 05/15/26	3,100	3,311,430
1.500%, 08/15/26	2,500	2,655,371
1.625%, 09/30/26	2,000	2,141,797
2.000%, 11/15/26	3,000	3,287,109
1.625%, 11/30/26	2,000	2,143,359
1.500%, 01/31/27	1,500	1,597,090
2.250%, 02/15/27	1,500	1,673,086
2.375%, 05/15/27	2,100	2,368,242
2.250%, 08/15/27	1,600	1,795,938
2.250%, 11/15/27	2,000	2,250,938
2.750%, 02/15/28	2,700	3,148,348
2.875%, 05/15/28	1,750	2,064,795
2.875%, 08/15/28	2,250	2,664,932
3.125%, 11/15/28	2,500	3,024,805
2.625%, 02/15/29	2,900	3,400,137
2.375%, 05/15/29	2,500	2,885,352
# 1.625%, 08/15/29	2,750	2,998,789
# 1.750%, 11/15/29	3,000	3,309,375
1.500%, 02/15/30	1,300	1,405,625

TOTAL U.S. TREASURY OBLIGATIONS		74,879,779

TOTAL INVESTMENT SECURITIES (Cost $339,472,429)		362,673,965

		Shares
SECURITIES LENDING COLLATERAL — (5.6%)
@§The DFA Short Term Investment Fund	1,859,489	21,516,142

TOTAL INVESTMENTS — (100.0%) (Cost $360,986,285)		$384,190,107

41

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	604,329	CAD	861,332	Bank of America Corp.	05/11/20	$(14,465)
USD	6,251	CAD	8,815	Citibank, N.A.	05/11/20	(81)
USD	2,109,659	GBP	1,689,855	Citibank, N.A.	05/19/20	(18,820)
USD	125,889	EUR	115,683	Citibank, N.A.	06/09/20	(969)
USD	11,686,751	EUR	10,734,770	State Street Bank and Trust	06/09/20	(84,944)
USD	2,051,153	SEK	20,479,407	Citibank, N.A.	07/15/20	(49,495)

Total (Depreciation)						$(168,774)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$74,358,305	—	$74,358,305
Bonds	—	213,435,881	—	213,435,881
U.S. Treasury Obligations	—	74,879,779	—	74,879,779
Securities Lending Collateral	—	21,516,142	—	21,516,142
Forward Currency Contracts**	—	(168,774)	—	(168,774)
TOTAL	—	$384,021,333	—	$384,021,333

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (5.2%)
Federal Farm Credit Bank 2.630%, 08/03/26		1,000	$1,104,138
Federal Home Loan Bank
3.125%, 09/12/25		3,000	3,381,065
3.250%, 06/09/28		4,400	5,104,478
# 3.250%, 11/16/28		500	591,770
2.125%, 12/14/29		500	537,788
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,200	3,311,571
6.750%, 03/15/31		1,200	1,880,050
6.250%, 07/15/32		900	1,417,704
Federal National Mortgage Association
6.250%, 05/15/29		1,500	2,168,847
6.625%, 11/15/30		500	773,828

TOTAL AGENCY OBLIGATIONS			20,271,239

BONDS — (87.7%)

AUSTRALIA — (5.0%)
Australia & New Zealand Banking Group, Ltd. 0.750%, 09/29/26	EUR	300	331,361
Commonwealth Bank of Australia 1.125%, 01/18/28	EUR	1,000	1,131,903
National Australia Bank, Ltd. 1.375%, 08/30/28	EUR	1,800	2,074,537
Queensland Treasury Corp.
1.750%, 08/21/31	AUD	6,000	3,935,754
Telstra Corp., Ltd. 1.375%, 03/26/29	EUR	115	132,975
Treasury Corp. of Victoria 2.250%, 11/20/34	AUD	14,000	9,478,309
Western Australian Treasury Corp. 2.000%, 10/24/34	AUD	2,500	1,642,247
Westpac Banking Corp. 2.125%, 05/02/25	GBP	700	891,524

TOTAL AUSTRALIA			19,618,610

AUSTRIA — (0.5%)
Republic of Austria Government Bond
0.750%, 10/20/26	EUR	1,600	1,880,811

		Face Amount^	Value†
		(000)
BELGIUM — (1.9%)
Anheuser-Busch InBev SA 2.250%, 05/24/29	GBP	1,450	$1,841,250
Dexia Credit Local SA 1.000%, 10/18/27	EUR	1,250	1,469,995
Kingdom of Belgium Government Bond
5.500%, 03/28/28	EUR	1,700	2,707,365
1.000%, 06/22/31	EUR	500	606,212
1.250%, 04/22/33	EUR	600	752,542

TOTAL BELGIUM			7,377,364

CANADA — (9.3%)
Alimentation Couche-Tard, Inc. 1.875%, 05/06/26	EUR	800	868,627
Bank of Montreal 1.900%, 08/27/21		2,000	2,022,409
Bank of Nova Scotia (The) 2.620%, 12/02/26	CAD	3,000	2,293,725
Brookfield Finance, Inc. 4.850%, 03/29/29		800	877,399
CPPIB Capital, Inc.
2.000%, 11/01/29		2,000	2,138,420
1.500%, 03/04/33	EUR	1,850	2,325,225
Province of Alberta Canada
3.300%, 03/15/28		4,500	5,168,636
3.900%, 12/01/33	CAD	1,500	1,309,551
Province of Manitoba Canada 3.250%, 09/05/29	CAD	800	661,800
Province of Ontario Canada
2.600%, 09/08/23	CAD	2,500	1,904,307
6.500%, 03/08/29	CAD	1,500	1,530,928
2.000%, 10/02/29		500	529,371
6.200%, 06/02/31	CAD	1,500	1,603,603
5.850%, 03/08/33	CAD	1,800	1,917,379
Province of Quebec Canada
2.750%, 04/12/27		4,000	4,409,754
0.000%, 10/15/29	EUR	1,000	1,069,363
Province of Saskatchewan Canada 6.400%, 09/05/31	CAD	3,000	3,212,831
Thomson Reuters Corp. 3.350%, 05/15/26		500	522,710
Toronto-Dominion Bank (The) 0.625%, 07/20/23	EUR	1,700	1,863,186

TOTAL CANADA			36,229,224

43

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
DENMARK — (0.4%)
Danske Bank A.S.
4.375%, 06/12/28		1,000	$1,054,063
Denmark Government Bond
0.500%, 11/15/29	DKK	4,000	634,924

TOTAL DENMARK			1,688,987

FINLAND — (0.7%)
Finland Government Bond
1.125%, 04/15/34	EUR	600	759,022
Municipality Finance P.L.C. 1.250%, 02/23/33	EUR	800	1,006,367
Nordea Bank Abp 0.875%, 06/26/23	EUR	800	878,016

TOTAL FINLAND			2,643,405

FRANCE — (6.9%)
Agence Francaise de Developpement 1.375%, 07/05/32	EUR	600	735,294
Agence Francaise de Developpement EPIC 1.500%, 10/31/34	EUR	2,800	3,485,697
BNP Paribas SA 1.625%, 02/23/26	EUR	800	941,824
BPCE SA 0.875%, 01/31/24	EUR	700	766,404
Credit Agricole SA 2.375%, 05/20/24	EUR	800	948,259
French Republic Government Bond OAT 1.250%, 05/25/34	EUR	3,900	4,908,620
Orange SA 8.125%, 01/28/33	EUR	500	996,834
Pernod Ricard SA 1.500%, 05/18/26	EUR	600	687,922
Sanofi 3.625%, 06/19/28		2,000	2,349,614
SNCF Reseau EPIC 5.250%, 12/07/28	GBP	1,000	1,697,861
5.000%, 10/10/33	EUR	3,000	5,227,517
Societe Generale SA 1.375%, 01/13/28	EUR	900	985,052
Societe Nationale SNCF SA 5.375%, 03/18/27	GBP	1,600	2,583,567
Unedic Asseo 1.250%, 05/25/33	EUR	500	613,926

TOTAL FRANCE			26,928,391

GERMANY — (4.9%)
BMW Finance NV 1.500%, 02/06/29	EUR	1,400	1,598,748

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
BMW US Capital LLC 1.000%, 04/20/27	EUR	900	$990,655
Daimler AG 1.375%, 05/11/28	EUR	900	985,002
1.125%, 08/08/34	EUR	500	505,880
Deutsche Bahn Finance GMBH 1.125%, 12/18/28	EUR	1,000	1,175,636
2.750%, 03/19/29	EUR	107	141,568
Deutsche Telekom International Finance B.V. 2.000%, 12/01/29	EUR	500	606,588
Deutsche Telekom International Finance BV 1.375%, 01/30/27	EUR	800	927,308
Kreditanstalt fuer Wiederaufbau 2.050%, 02/16/26	JPY	298,000	3,147,480
5.750%, 06/07/32	GBP	1,000	1,978,296
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 1.387%, 09/27/21		1,000	1,001,990
Landwirtschaftliche Rentenbank 2.000%, 01/13/25		800	851,957
NRW Bank 0.750%, 06/30/28	EUR	1,000	1,172,680
Siemens Financieringsmaatschappij NV 1.000%, 09/06/27	EUR	800	919,612
State of North Rhine-Westphalia Germany 0.950%, 03/13/28	EUR	2,500	2,960,246

TOTAL GERMANY			18,963,646

IRELAND — (0.3%)
Ireland Government Bond 1.000%, 05/15/26	EUR	400	467,558
0.900%, 05/15/28	EUR	700	821,635

TOTAL IRELAND			1,289,193

ITALY — (0.2%)
Intesa Sanpaolo SpA 1.750%, 07/04/29	EUR	800	843,006

JAPAN — (3.4%)
Honda Canada Finance, Inc. 3.444%, 05/23/25	CAD	500	376,644

44

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Japan Government Twenty Year Bond 1.800%, 09/20/31	JPY	235,000	$2,627,953
1.500%, 03/20/34	JPY	110,000	1,215,960
Mitsubishi UFJ Financial Group, Inc. 3.677%, 02/22/27		1,000	1,081,528
3.741%, 03/07/29		1,000	1,102,596
Mizuho Financial Group, Inc. 2.839%, 09/13/26		600	625,877
0.402%, 09/06/29	EUR	2,252	2,270,771
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/26		1,000	1,093,674
Toyota Credit Canada, Inc. 2.700%, 01/25/23	CAD	4,000	2,941,600

TOTAL JAPAN			13,336,603

NETHERLANDS — (3.8%)
ABN AMRO Bank NV 1.000%, 04/16/25	EUR	800	902,899
Allianz Finance II BV 1.500%, 01/15/30	EUR	1,400	1,696,764
BNG Bank NV 5.200%, 12/07/28	GBP	1,500	2,582,045
3.300%, 04/26/29	AUD	3,000	2,230,865
Cooperatieve Rabobank UA 1.375%, 02/03/27	EUR	600	703,962
Heineken NV 1.375%, 01/29/27	EUR	1,000	1,149,391
ING Groep NV 3.950%, 03/29/27		1,500	1,629,498
1.375%, 01/11/28	EUR	900	1,011,710
Koninklijke KPN NV 5.000%, 11/18/26	GBP	500	717,576
Koninklijke Philips NV 1.375%, 05/02/28	EUR	800	940,983
Nederlandse Waterschapsbank NV 1.000%, 03/01/28	EUR	1,000	1,191,780

TOTAL NETHERLANDS			14,757,473

NORWAY — (0.5%)
Kommunalbanken A.S. 0.625%, 04/20/26	EUR	1,700	1,946,527

SINGAPORE — (0.1%)
Temasek Financial I, Ltd. 2.375%, 01/23/23		320	330,093

		Face Amount^	Value†
		(000)
SPAIN — (0.6%)
Banco Santander SA 1.375%, 12/14/22	EUR	800	$894,308
Santander UK Group Holdings P.L.C. 3.625%, 01/14/26	GBP	400	536,965
Telefonica Emisiones SA 5.375%, 02/02/26	GBP	600	891,658

TOTAL SPAIN			2,322,931

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
African Development Bank 0.500%, 03/21/29	EUR	1,000	1,147,679
Asian Development Bank 2.350%, 06/21/27	JPY	860,000	9,461,228
Council Of Europe Development Bank 0.625%, 01/30/29	EUR	800	939,362
European Bank for Reconstruction & Development 5.625%, 12/07/28	GBP	800	1,422,691
European Financial Stability Facility 0.625%, 10/16/26	EUR	1,700	1,972,049
European Investment Bank 2.150%, 01/18/27	JPY	530,800	5,697,585
5.625%, 06/07/32	GBP	2,000	3,910,470
European Stability Mechanism 1.200%, 05/23/33	EUR	600	756,221
European Union 1.250%, 04/04/33	EUR	500	634,364
International Bank for Reconstruction & Development 5.750%, 06/07/32	GBP	2,200	4,352,967
1.200%, 08/08/34	EUR	1,300	1,649,592

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			31,944,208

SWEDEN — (0.3%)
Swedbank AB 0.400%, 08/29/23	EUR	1,000	1,091,214

SWITZERLAND — (0.5%)
Credit Suisse AG 1.500%, 04/10/26	EUR	800	923,836
UBS Group AG 1.250%, 09/01/26	EUR	800	892,376

TOTAL SWITZERLAND			1,816,212

45

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (4.1%)
AstraZeneca P.L.C. 5.750%, 11/13/31	GBP	500	$890,421
Barclays P.L.C. 4.375%, 01/12/26		1,000	1,075,013
3.250%, 01/17/33	GBP	400	507,437
British Telecommunications P.L.C. 3.125%, 11/21/31	GBP	1,200	1,633,536
CNH Industrial Finance Europe SA 1.625%, 07/03/29	EUR	1,700	1,611,048
Coca-Cola European Partners P.L.C. 2.625%, 11/06/23	EUR	300	351,118
Diageo Finance P.L.C. 1.500%, 10/22/27	EUR	500	575,702
GlaxoSmithKline Capital P.L.C. 1.000%, 09/12/26	EUR	800	914,502
5.250%, 12/19/33	GBP	600	1,102,478
Lloyds Banking Group P.L.C. 1.500%, 09/12/27	EUR	900	988,470
Mead Johnson Nutrition Co. 4.125%, 11/15/25		600	684,961
Nationwide Building Society 3.250%, 01/20/28	GBP	700	962,709
Royal Bank of Scotland Group P.L.C. 4.800%, 04/05/26		700	775,448
Unilever NV 1.375%, 07/31/29	EUR	700	842,972
United Kingdom Gilt 4.500%, 09/07/34	GBP	800	1,579,266
Vodafone Group P.L.C. 1.875%, 11/20/29	EUR	600	719,289
1.625%, 11/24/30	EUR	750	867,678

TOTAL UNITED KINGDOM			16,082,048

UNITED STATES — (36.1%)
Abbott Ireland Financing DAC 1.500%, 09/27/26	EUR	800	930,667
AbbVie, Inc. 4.250%, 11/14/28		600	690,271
Activision Blizzard, Inc. 3.400%, 06/15/27		1,000	1,052,365
Aetna, Inc. 3.500%, 11/15/24		693	740,323
Allergan Funding SCS 2.125%, 06/01/29	EUR	800	947,545
American Express Co. 3.000%, 10/30/24		1,000	1,049,992

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American International Group, Inc. 1.875%, 06/21/27	EUR	800	$891,538
American Water Capital Corp. 2.950%, 09/01/27		800	848,821
Amgen, Inc. 4.000%, 09/13/29	GBP	700	1,032,133
Amphenol Technologies Holding GmbH 2.000%, 10/08/28	EUR	600	711,962
Anthem, Inc. 4.101%, 03/01/28		1,000	1,120,103
Aon Corp. 4.500%, 12/15/28		500	575,262
3.750%, 05/02/29		500	546,980
Aon P.L.C. 2.875%, 05/14/26	EUR	500	595,356
Apple, Inc. 1.375%, 05/24/29	EUR	1,600	1,938,321
3.050%, 07/31/29	GBP	1,300	1,930,206
Applied Materials, Inc. 3.300%, 04/01/27		1,000	1,102,654
Arrow Electronics, Inc. 3.875%, 01/12/28		1,000	999,466
AT&T, Inc. 5.200%, 11/18/33	GBP	500	804,099
Autodesk, Inc. 3.500%, 06/15/27		500	553,266
Avnet, Inc. 4.625%, 04/15/26		500	535,764
AXIS Specialty Finance P.L.C. 4.000%, 12/06/27		800	851,386
Bank of America Corp. 7.000%, 07/31/28	GBP	600	1,019,031
Baxter International, Inc. 2.600%, 08/15/26		1,000	1,063,190
1.300%, 05/15/29	EUR	500	556,852
Best Buy Co., Inc. 4.450%, 10/01/28		800	843,357
Biogen, Inc. 4.050%, 09/15/25		900	999,465
BlackRock, Inc. 1.250%, 05/06/25	EUR	600	684,501
Booking Holdings, Inc. 1.800%, 03/03/27	EUR	500	527,984
3.550%, 03/15/28		1,200	1,211,102
Bristol-Myers Squibb Co.
3.450%, 11/15/27		600	679,340
Brown & Brown, Inc. 4.500%, 03/15/29		1,000	1,070,685
Brown-Forman Corp. 2.600%, 07/07/28	GBP	700	931,754

46

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
CA, Inc. 4.700%, 03/15/27		1,000	$1,038,840
Campbell Soup Co. 4.150%, 03/15/28		600	678,870
Capital One Financial Corp. 3.750%, 03/09/27		600	610,751
3.800%, 01/31/28		700	711,935
1.650%, 06/12/29	EUR	1,000	972,566
Cardinal Health, Inc. 3.410%, 06/15/27		1,000	1,068,640
Chubb INA Holdings, Inc. 1.550%, 03/15/28	EUR	800	895,888
0.875%, 12/15/29	EUR	1,500	1,578,832
Cigna Corp.
3.400%, 03/01/27		1,000	1,068,312
4.375%, 10/15/28		1,000	1,142,936
Citigroup, Inc. 1.625%, 03/21/28	EUR	800	925,125
Citizens Bank N.A. 3.700%, 03/29/23		900	942,750
3.750%, 02/18/26		500	532,490
CNA Financial Corp. 3.950%, 05/15/24		900	951,407
CNO Financial Group, Inc. 5.250%, 05/30/29		2,000	2,097,842
Coca Cola Co. (The) 1.875%, 09/22/26	EUR	600	729,423
Colgate-Palmolive Co. 0.500%, 03/06/26	EUR	600	664,237
Comcast Corp. 5.500%, 11/23/29	GBP	600	1,022,036
Constellation Brands, Inc. 3.600%, 02/15/28		1,000	1,061,640
3.150%, 08/01/29		1,000	1,028,168
Costco Wholesale Corp. 3.000%, 05/18/27		700	773,432
Cox Communications, Inc.
3.500%, 08/15/27		500	528,332
Darden Restaurants, Inc. 3.850%, 05/01/27		1,000	960,414
DH Europe Finance SA 1.200%, 06/30/27	EUR	800	903,190
Discovery Communications LLC 1.900%, 03/19/27	EUR	800	885,642
Dollar General Corp. 4.150%, 11/01/25		600	667,033
Dollar Tree, Inc. 3.700%, 05/15/23		1,000	1,047,506
Dover Corp. 3.150%, 11/15/25		1,000	1,040,771
DXC Technology Co. 2.750%, 01/15/25	GBP	500	610,275
4.750%, 04/15/27		500	508,011

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
E*TRADE Financial Corp. 4.500%, 06/20/28		1,000	$1,123,481
Eaton Vance Corp. 3.500%, 04/06/27		477	509,222
eBay, Inc. 3.600%, 06/05/27		200	216,324
Ecolab, Inc. 1.000%, 01/15/24	EUR	100	110,438
Emerson Electric Co. 1.250%, 10/15/25	EUR	500	558,610
2.000%, 10/15/29	EUR	300	357,113
FedEx Corp. 1.625%, 01/11/27	EUR	700	755,176
1.300%, 08/05/31	EUR	1,000	989,238
Fiserv, Inc. 1.625%, 07/01/30	EUR	2,200	2,435,397
Flex, Ltd. 4.875%, 06/15/29		1,000	1,013,782
Fortune Brands Home & Security, Inc. 3.250%, 09/15/29		1,000	977,939
GATX Corp. 3.500%, 03/15/28		600	612,361
General Dynamics Corp. 2.125%, 08/15/26		600	624,652
General Mills, Inc. 1.000%, 04/27/23	EUR	525	579,749
General Motors Financial Co., Inc. 3.250%, 01/05/23		1,000	947,699
Gilead Sciences, Inc. 3.650%, 03/01/26		600	673,316
Global Payments, Inc. 4.450%, 06/01/28		1,000	1,115,720
Goldman Sachs Group, Inc. (The) 7.125%, 08/07/25	GBP	600	938,118
3.125%, 07/25/29	GBP	500	671,737
3.000%, 02/12/31	EUR	1,000	1,262,375
Harley-Davidson, Inc. 3.500%, 07/28/25		1,000	996,627
Hewlett Packard Enterprise Co. 4.900%, 10/15/25		900	977,859
Honeywell International, Inc. 2.250%, 02/22/28	EUR	800	976,753
Hyatt Hotels Corp. 4.375%, 09/15/28		396	377,451
International Business Machines Corp. 1.750%, 03/07/28	EUR	800	952,759
Johnson & Johnson 2.900%, 01/15/28		500	558,702

47

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
JPMorgan Chase & Co. 3.625%, 05/13/24		378	$407,088
2.950%, 10/01/26		500	523,999
3.500%, 12/18/26	GBP	400	553,419
Juniper Networks, Inc. # 3.750%, 08/15/29		2,000	2,111,689
Kellogg Co. 1.250%, 03/10/25	EUR	800	888,862
Kroger Co. (The) 7.500%, 04/01/31		600	849,021
Laboratory Corp. of America Holdings 3.600%, 09/01/27		1,000	1,078,879
Lam Research Corp. 4.000%, 03/15/29		800	932,495
Lear Corp. 3.800%, 09/15/27		500	463,744
Legg Mason, Inc. 4.750%, 03/15/26		900	970,999
Leggett & Platt, Inc. 4.400%, 03/15/29		500	520,081
Liberty Mutual Group, Inc. 2.750%, 05/04/26	EUR	1,100	1,259,031
Lincoln National Corp. 3.050%, 01/15/30		1,000	991,777
Loews Corp. 3.750%, 04/01/26		600	642,350
Markel Corp. 3.500%, 11/01/27		800	823,951
Marriott International, Inc. 4.650%, 12/01/28		500	486,046
Mars, Inc. 3.600%, 04/01/34		1,200	1,386,529
McDonald’s Corp. 1.750%, 05/03/28	EUR	800	928,220
McKesson Corp. 3.125%, 02/17/29	GBP	1,200	1,514,147
Merck & Co., Inc. 1.875%, 10/15/26	EUR	600	722,077
MetLife, Inc. 6.500%, 12/15/32		500	703,006
Micron Technology, Inc. 4.663%, 02/15/30		800	889,059
Microsoft Corp. 2.400%, 08/08/26		500	537,800
Molson Coors Brewing Co. 1.250%, 07/15/24	EUR	800	853,356
Morgan Stanley 1.375%, 10/27/26	EUR	800	898,074
3.625%, 01/20/27		1,000	1,087,968
Motorola Solutions, Inc. 4.600%, 05/23/29		1,000	1,130,176
Mylan NV 2.250%, 11/22/24	EUR	800	892,780

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
NVIDIA Corp. 3.200%, 09/16/26		600	$664,832
Oracle Corp. 3.400%, 07/08/24		2,000	2,166,016
O’Reilly Automotive, Inc. 3.600%, 09/01/27		600	621,868
PepsiCo, Inc. 0.875%, 07/18/28	EUR	900	1,019,748
Pfizer, Inc. 3.450%, 03/15/29		600	690,830
PPG Industries, Inc. 1.400%, 03/13/27	EUR	800	884,091
2.800%, 08/15/29		500	522,674
Principal Financial Group, Inc. 3.100%, 11/15/26		800	847,663
3.700%, 05/15/29		1,000	1,106,689
Procter & Gamble Co. (The) 1.200%, 10/30/28	EUR	1,000	1,187,204
Progressive Corp. (The) 6.250%, 12/01/32		500	675,928
Prudential Financial, Inc. 3.878%, 03/27/28		600	672,963
QUALCOMM, Inc. 3.450%, 05/20/25		1,000	1,098,095
Quest Diagnostics, Inc. 4.200%, 06/30/29		1,000	1,126,306
Roper Technologies, Inc. 4.200%, 09/15/28		1,000	1,122,141
salesforce.com, Inc. 3.700%, 04/11/28		1,000	1,139,120
Sky, Ltd. 4.000%, 11/26/29	GBP	600	921,938
Starbucks Corp. 4.000%, 11/15/28		500	560,014
Stryker Corp. 3.650%, 03/07/28		1,000	1,114,831
Sysco Corp. 3.300%, 07/15/26		1,000	1,001,928
TD Ameritrade Holding Corp. 2.750%, 10/01/29		1,500	1,543,883
Thermo Fisher Scientific, Inc. 1.375%, 09/12/28	EUR	900	1,028,885
TWDC Enterprises 18 Corp. 2.758%, 10/07/24	CAD	1,000	742,304
United Parcel Service, Inc. 1.000%, 11/15/28	EUR	800	872,340
UnitedHealth Group, Inc. 3.875%, 12/15/28		1,000	1,145,850
US Bancorp 0.850%, 06/07/24	EUR	500	547,061
Verizon Communications, Inc. 2.625%, 12/01/31	EUR	800	1,045,747

48

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
VF Corp. 0.625%, 09/20/23	EUR	700	$767,813
ViacomCBS, Inc. 4.000%, 01/15/26		600	621,501
VMware, Inc. 3.900%, 08/21/27		1,100	1,114,176
Walgreens Boots Alliance, Inc. 3.600%, 11/20/25	GBP	700	886,425
Walmart, Inc. 5.750%, 12/19/30	GBP	1,000	1,827,736
5.625%, 03/27/34	GBP	1,600	3,090,031
Wells Fargo & Co. 1.000%, 02/02/27	EUR	900	981,175
Whirlpool Corp. 4.750%, 02/26/29		500	535,581
Whirlpool Finance Luxembourg Sarl 1.100%, 11/09/27	EUR	650	693,566

TOTAL UNITED STATES			140,631,209

TOTAL BONDS			341,721,155

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (3.5%)
U.S. Treasury Notes
(r) 0.345%, 07/31/21	800	$801,569
# 1.500%, 02/15/30	12,000	12,975,000

TOTAL U.S. TREASURY OBLIGATIONS		13,776,569

TOTAL INVESTMENT SECURITIES (Cost $364,790,727)		375,768,963

	Shares
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	1,206,875	13,964,748

TOTAL INVESTMENTS — (100.0%) (Cost $378,753,132)		$389,733,711

As of April 30, 2020, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	449,387	GBP	355,876	State Street Bank and Trust	05/05/20	$1,160
GBP	38,325,545	USD	47,955,321	State Street Bank and Trust	05/05/20	315,804
USD	197,347	CAD	274,542	Citibank, N.A.	05/11/20	112
USD	2,457,814	EUR	2,238,883	State Street Bank and Trust	05/12/20	4,044
DKK	42,457	USD	6,192	Citibank, N.A.	06/04/20	46

Total Appreciation						$321,166

USD	41,492,986	GBP	35,011,454	Citibank, N.A.	05/05/20	$(2,604,032)
USD	439,863	GBP	354,859	Goldman Sachs International	05/05/20	(7,083)
USD	3,202,589	GBP	2,603,356	State Street Bank and Trust	05/05/20	(76,345)
USD	17,915,482	CAD	25,508,791	Citibank, N.A.	05/11/20	(410,425)
USD	114,098,441	EUR	105,623,338	Citibank, N.A.	05/12/20	(1,662,581)
USD	5,580,827	EUR	5,142,053	State Street Bank and Trust	05/12/20	(54,759)
USD	16,764,293	AUD	26,388,048	State Street Bank and Trust	05/27/20	(432,799)
USD	625,792	DKK	4,322,863	Citibank, N.A.	06/04/20	(9,416)
USD	47,919,609	GBP	38,288,595	State Street Bank and Trust	06/29/20	(316,296)

49

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	22,023,067	JPY	2,392,619,041	ANZ Securities	07/06/20	$(293,051)

Total (Depreciation)						$(5,866,787)

Total Appreciation (Depreciation)						$(5,545,621)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,618,610	—	$19,618,610
Austria	—	1,880,811	—	1,880,811
Belgium	—	7,377,364	—	7,377,364
Canada	—	36,229,224	—	36,229,224
Denmark	—	1,688,987	—	1,688,987
Finland	—	2,643,405	—	2,643,405
France	—	26,928,391	—	26,928,391
Germany	—	18,963,646	—	18,963,646
Ireland	—	1,289,193	—	1,289,193
Italy	—	843,006	—	843,006
Japan	—	13,336,603	—	13,336,603
Netherlands	—	14,757,473	—	14,757,473
Norway	—	1,946,527	—	1,946,527
Singapore	—	330,093	—	330,093
Spain	—	2,322,931	—	2,322,931
Supranational Organization Obligations	—	31,944,208	—	31,944,208
Sweden	—	1,091,214	—	1,091,214
Switzerland	—	1,816,212	—	1,816,212
United Kingdom	—	16,082,048	—	16,082,048
United States	—	140,631,209	—	140,631,209
Agency Obligations	—	20,271,239	—	20,271,239
U.S. Treasury Obligations	—	13,776,569	—	13,776,569
Securities Lending Collateral	—	13,964,748	—	13,964,748
Forward Currency Contracts**	—	(5,545,621)	—	(5,545,621)

TOTAL	—	$384,188,090	—	$384,188,090

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $42,743, $80,782, $122,310 and $76,756 of securities on loan, respectively)	$1,140,503	$2,530,317	$1,797,300	$1,092,120
Temporary Cash Investments at Value & Cost	—	16,183	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $20,821, $34,825, $106,742 and $63,882, respectively)	20,825	34,832	106,763	63,895
Segregated Cash for Futures Contracts	—	—	516	—
Foreign Currencies at Value	—	—	1,528	438
Cash	—	—	14,387	1,354
Receivables:
Investment Securities Sold	1,964	2	212	113
Dividends and Interest	801	1,680	7,293	4,996
Securities Lending Income	26	47	129	120
Fund Shares Sold	1,272	4,788	5,211	1,992
Unrealized Gain on Foreign Currency Contracts	—	—	49	—
Prepaid Expenses and Other Assets	26	63	49	36

Total Assets	1,165,417	2,587,912	1,933,437	1,165,064

LIABILITIES:
Payables:
Upon Return of Securities Loaned	20,830	34,840	106,757	63,890
Investment Securities Purchased	—	5,990	8,852	106
Fund Shares Redeemed	1,782	3,269	5,483	1,590
Due to Advisor	200	434	364	228
Line of Credit	1,587	—	—	—
Futures Margin Variation	—	—	82	—
Unrealized Loss on Foreign Currency Contracts	—	—	19	—
Accrued Expenses and Other Liabilities	133	119	123	133

Total Liabilities	24,532	44,652	121,680	65,947

NET ASSETS	$1,140,885	$2,543,260	$1,811,757	$1,099,117

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	77,559,563	115,993,534	201,780,506	107,122,891

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.71	$21.93	$8.98	$10.26

Investment Securities at Cost	$905,297	$2,075,915	$1,847,594	$1,245,001

Foreign Currencies at Cost	$—	$—	$1,531	$437

NET ASSETS CONSIST OF:
Paid-In Capital	$908,209	$2,089,896	$1,878,299	$1,272,303
Total Distributable Earnings (Loss)	232,676	453,364	(66,542)	(173,186)

NET ASSETS	$1,140,885	$2,543,260	$1,811,757	$1,099,117

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$59,786	—	—
Investment Securities at Value (including $8,213, $39,563, $0, $21,064 and $13,675 of securities on loan)	$469,171	$1,289,434	—	$362,674	$375,769
Temporary Cash Investments at Value & Cost	—	—	29	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,999, $17,131, $0, $21,514 and $13,962, respectively)	6,001	17,136	—	21,516	13,965
Foreign Currencies at Value	1,743	9,043	—	14	57
Cash	2,592	997	—	1,547	7,428
Receivables:
Investment Securities Sold	4	41	—	70	—
Dividends and Interest	492	1,981	—	3,014	3,120
Securities Lending Income	14	115	—	4	3
Fund Shares Sold	1,285	2,798	4	611	349
Due from Advisor	—	—	33	—	—
Unrealized Gain on Forward Currency Contracts	—	—	—	—	321
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	30	42	2	24	26

Total Assets	481,332	1,321,588	59,854	389,474	401,038

LIABILITIES:
Payables:
Upon Return of Securities Loaned	6,000	17,137	—	21,521	13,963
Investment Securities Purchased	836	603	—	598	—
Fund Shares Redeemed	1,119	1,446	—	34	245
Due to Advisor	199	455	—	60	70
Unrealized Loss on Forward Currency Contracts	—	—	—	169	5,867
Accrued Expenses and Other Liabilities	72	310	98	57	85

Total Liabilities	8,226	19,951	98	22,439	20,230

NET ASSETS	$473,106	$1,301,637	$59,756	$367,035	$380,808

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	62,381,383	115,969,461	7,128,324	34,467,432	34,813,390

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.58	$11.22	$8.38	$10.65	$10.94

Investments in Affiliated Investment Companies at Cost	$—	$—	$70,133	$—	$—

Investment Securities at Cost	$505,075	$1,276,238	$—	$339,472	$364,791

Foreign Currencies at Cost	$1,738	$9,025	$—	$13	$56

NET ASSETS CONSIST OF:
Paid-In Capital	$510,895	$1,391,122	$69,416	$344,049	$358,759
Total Distributable Earnings (Loss)	(37,789)	(89,485)	(9,660)	22,986	22,049

NET ASSETS	$473,106	$1,301,637	$59,756	$367,035	$380,808

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2, $2, $1,819 and $1,324, respectively)	$11,720	$20,049	$16,885	$13,534
Income from Securities Lending	162	261	489	544

Total Investment Income	11,882	20,310	17,374	14,078

Expenses
Investment Management Fees	1,486	2,476	2,170	1,642
Accounting & Transfer Agent Fees	102	211	135	78
Custodian Fees	11	16	81	66
Filing Fees	21	46	71	28
Shareholders’ Reports	23	25	19	22
Directors’/Trustees’ Fees & Expenses	3	5	3	3
Professional Fees	9	13	10	10
Other	38	10	13	62

Total Expenses	1,693	2,802	2,502	1,911

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	—	11	—	—
Fees Paid Indirectly (Note C)	—	—	(78)	(25)

Net Expenses	1,693	2,813	2,424	1,886

Net Investment Income (Loss)	10,189	17,497	14,950	12,192

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,263)	(3,809)	1,585	1,041
Affiliated Investment Companies Shares Sold	(9)	(18)	(16)	(2)
Futures	(1)	—	(1,111)	(137)
Foreign Currency Transactions.	—	—	79	(190)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(131,871)	(116,757)	(195,958)	(220,607)
Affiliated Investment Companies Shares	—	1	14	7
Futures	—	—	144	—
Translation of Foreign Currency-Denominated Amounts	—	—	35	16

Net Realized and Unrealized Gain (Loss)	(136,144)	(120,583)	(195,228)	(219,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(125,955)	$(103,086)	$(180,278)	$(207,680)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$458	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	458	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $341, $1,614, $0, $0 and $0, respectively)	$2,704	$13,372	—	—	—
Interest	—	—	—	$4,327	$3,700
Income from Securities Lending	69	679	—	21	4

Total Fund Investment Income	2,773	14,051	—	4,348	3,704

Fund Expenses
Investment Management Fees	789	3,311	—	332	442
Accounting & Transfer Agent Fees	39	94	1	35	45
Custodian Fees	74	286	—	2	8
Filing Fees	36	29	—	22	62
Shareholders’ Reports	11	24	4	14	14
Directors’/Trustees’ Fees & Expenses	1	4	48	1	1
Professional Fees	7	29	51	2	2
Organizational & Offering Costs	—	—	—	—	1
Other	1	45	48	3	(2)

Total Fund Expenses	958	3,822	152	411	573

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	109	—	(143)	4	(49)
Fees Paid Indirectly (Note C)	(20)	(21)	—	—	—

Net Expenses	1,047	3,801	9	415	524

Net Investment Income (Loss)	1,726	10,250	449	3,933	3,180

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(154)	(15,567)	—	230	157
Affiliated Investment Companies Shares Sold	—	(2)	(55)	(5)	(1)
Futures	(444)	122	(6)	—	—
Foreign Currency Transactions	(14)	(516)	—	1	—
Forward Currency Contracts	—	—	—	660	11,038
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(33,328)	(224,300)	—	9,166	(7,341)
Affiliated Investment Companies Shares.	1	1	(10,347)	1	3
Translation of Foreign Currency-Denominated Amounts	(14)	(165)	—	(3)	(36)
Forward Currency Contracts	—	—	—	(137)	(2,188)

Net Realized and Unrealized Gain (Loss)	(33,953)	(240,427)	(9,658)	9,913	1,632

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,227)	$(230,177)	$(9,209)	$13,846	$4,812

**	Net of foreign capital gain taxes withheld of $9, $0, $0, $0 and $ 0, respectively.
The Portfolio commenced operations on November 19, 2019.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,189	$19,502	$17,497	$27,753	$14,950	$33,206
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,263)	30,714	(3,809)	19,366	1,585	(6,345)
Affiliated Investment Companies Shares Sold	(9)	2	(18)	4	(16)	—
Futures	(1)	(1)	—	—	(1,111)	28
Foreign Currency Transactions	—	—	—	—	79	(143)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(131,871)	78,751	(116,757)	205,740	(195,958)	106,219
Affiliated Investment Companies Shares	—	5	1	5	14	5
Futures	—	—	—	—	144	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	35	51

Net Increase (Decrease) in Net Assets Resulting from Operations	(125,955)	128,973	(103,086)	252,868	(180,278)	133,021

Distributions:
Institutional Class Shares	(37,087)	(37,738)	(33,627)	(40,388)	(11,272)	(31,180)
Capital Share Transactions (1):
Shares Issued	233,551	306,281	943,402	813,968	923,571	589,005
Shares Issued in Lieu of Cash Distributions	33,885	34,794	31,677	36,777	9,564	26,156
Shares Redeemed	(211,513)	(387,595)	(394,613)	(620,073)	(304,880)	(274,362)

Net Increase (Decrease) from Capital Share Transactions	55,923	(46,520)	580,466	230,672	628,255	340,799

Total Increase (Decrease) in Net Assets	(107,119)	44,715	443,753	443,152	436,705	442,640
Net Assets
Beginning of Period	1,248,004	1,203,289	2,099,507	1,656,355	1,375,052	932,412

End of Period	$1,140,885	$1,248,004	$2,543,260	$2,099,507	$1,811,757	$1,375,052

(1) Shares Issued and Redeemed:
Shares Issued	15,544	19,703	44,033	37,694	105,202	60,351
Shares Issued in Lieu of Cash Distributions	2,004	2,332	1,365	1,759	917	2,624
Shares Redeemed	(13,763)	(24,251)	(18,160)	(28,274)	(34,678)	(28,362)

Net Increase (Decrease) from Shares Issued and Redeemed	3,785	(2,216)	27,238	11,179	71,441	34,613

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,192	$36,519	$1,726	$4,815	$10,250	$37,444
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,041	(20,534)	(154)	(757)	(15,567)	(22,921)
Affiliated Investment Companies Shares Sold	(2)	—	—	—	(2)	(1)
Futures	(137)	336	(444)	(94)	122	(9)
Foreign Currency Transactions	(190)	(583)	(14)	(1)	(516)	189
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(220,607)	73,612	(33,328)	16,997	(224,300)	144,119
Affiliated Investment Companies Shares	7	5	1	1	1	1
Translation of Foreign Currency-Denominated Amounts	16	27	(14)	2	(165)	26

Net Increase (Decrease) in Net Assets Resulting from Operations	(207,680)	89,382	(32,227)	20,963	(230,177)	158,848

Distributions:
Institutional Class Shares	(10,357)	(35,762)	(1,650)	(4,540)	(11,017)	(37,611)
Capital Share Transactions (1):
Shares Issued	262,145	351,024	313,564	172,116	253,038	301,230
Shares Issued in Lieu of Cash Distributions	9,219	31,725	1,595	4,407	9,389	32,272
Shares Redeemed	(161,948)	(286,421)	(80,824)	(32,274)	(186,534)	(306,416)

Net Increase (Decrease) from Capital Share Transactions	109,416	96,328	234,335	144,249	75,893	27,086

Total Increase (Decrease) in Net Assets	(108,621)	149,948	200,458	160,672	(165,301)	148,323
Net Assets
Beginning of Period	1,207,738	1,057,790	272,648	111,976	1,466,938	1,318,615

End of Period	$1,099,117	$1,207,738	$473,106	$272,648	$1,301,637	$1,466,938

(1) Shares Issued and Redeemed:
Shares Issued	25,367	29,362	42,029	20,084	21,750	23,090
Shares Issued in Lieu of Cash Distributions	746	2,624	198	512	726	2,514
Shares Redeemed	(14,507)	(23,366)	(10,636)	(3,792)	(16,115)	(23,638)

Net Increase (Decrease) from Shares Issued and Redeemed	11,606	8,620	31,591	16,804	6,361	1,966

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $(9) and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Period Nov 19, 2019 to Apr 30, 2020	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Period Nov 06, 2018 to Oct 31, 2019
	(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$449	$3,933	$6,713	$3,180	$4,955
Capital Gain Distributions Received from Affiliated Investment Companies	750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	230	(302)	157	825
Affiliated Investment Companies Shares Sold	(55)	(5)	—	(1)	—
Futures	(6)	—	—	—	—
Foreign Currency Transactions	—	1	(2)	—	8,735
Forward Currency Contracts	—	660	593	11,038	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	9,166	23,368	(7,341)	18,319
Affiliated Investment Companies Shares	(10,347)	1	—	3	—
Translation of Foreign Currency-Denominated Amounts	—	(3)	3	(36)	28
Forward Currency Contracts	—	(137)	(124)	(2,188)	(3,358)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,209)	13,846	30,249	4,812	29,504

Distributions:
Institutional Class Shares	(451)	(4,473)	(6,587)	(7,450)	(4,187)
Capital Share Transactions (1):
Shares Issued	69,176	90,655	82,628	114,576	367,344
Shares Issued in Lieu of Cash Distributions	451	4,452	6,577	7,436	4,178
Shares Redeemed	(211)	(35,678)	(40,867)	(90,053)	(45,352)

Net Increase (Decrease) from Capital Share Transactions	69,416	59,429	48,338	31,959	326,170

Total Increase (Decrease) in Net Assets	59,756	68,802	72,000	29,321	351,487
Net Assets
Beginning of	—	298,233	226,233	351,487	—

End of	$59,756	$367,035	$298,233	$380,808	$351,487

(1) Shares Issued and Redeemed:
Shares Issued	7,106	8,658	8,305	10,589	35,823
Shares Issued in Lieu of Cash Distributions	48	429	663	692	391
Shares Redeemed	(26)	(3,418)	(4,155)	(8,412)	(4,269)

Net Increase (Decrease) from Shares Issued and Redeemed	7,128	5,669	4,813	2,869	31,945

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.92		$15.83	$15.58	$12.77	$12.79	$13.18	$23.65		$21.35	$20.47	$16.74	$16.65	$16.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.25	0.24	0.22	0.22	0.21	0.18		0.33	0.30	0.28	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.85)		1.33	0.41	2.93	0.19	(0.15)	(1.54)		2.46	1.06	3.89	0.24	0.23

Total from Investment Operations	(1.71)		1.58	0.65	3.15	0.41	0.06	(1.36)		2.79	1.36	4.17	0.52	0.49

Less Distributions:
Net Investment Income	(0.12)		(0.24)	(0.22)	(0.21)	(0.21)	(0.20)	(0.15)		(0.30)	(0.28)	(0.29)	(0.26)	(0.25)
Net Realized Gains	(0.38)		(0.25)	(0.18)	(0.13)	(0.22)	(0.25)	(0.21)		(0.19)	(0.20)	(0.15)	(0.17)	(0.22)

Total Distributions	(0.50)		(0.49)	(0.40)	(0.34)	(0.43)	(0.45)	(0.36)		(0.49)	(0.48)	(0.44)	(0.43)	(0.47)

Net Asset Value, End of Period	$14.71		$16.92	$15.83	$15.58	$12.77	$12.79	$21.93		$23.65	$21.35	$20.47	$16.74	$16.65

Total Return	(10.48	%)(B)	10.43%	4.19%	24.99%	3.40%	0.52%	(5.86	%)(B)	13.39%	6.68%	25.18%	3.21%	3.08%

Net Assets, End of Period (thousands)	$1,140,885		$1,248,004	$1,203,289	$968,618	$686,702	$606,523	$2,543,260		$2,099,507	$1,656,355	$1,193,184	$749,854	$540,607
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.29%	0.28%	0.28%	0.28%	0.29%	0.25	%(C)	0.25%	0.25%	0.25%	0.27%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.28	%(C)	0.29%	0.28%	0.28%	0.28%	0.29%	0.25	%(C)	0.26%	0.25%	0.27%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.67	%(C)	1.59%	1.44%	1.49%	1.80%	1.60%	1.56	%(C)	1.48%	1.38%	1.50%	1.69%	1.56%
Portfolio Turnover Rate	6	%(B)	18%	9%	10%	17%	16%	2	%(B)	12%	4%	5%	26%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio							International Social Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.55		$9.74	$10.86	$8.85	$9.14	$9.46	$12.64		$12.17	$13.69	$11.14	$11.23	$11.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.29	0.27	0.25	0.23	0.23	0.12		0.38	0.37	0.32	0.31	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.59)		0.79	(1.14)	2.00	(0.30)	(0.33)	(2.39)		0.47	(1.55)	2.54	(0.11)	(0.50)

Total from Investment Operations	(1.49)		1.08	(0.87)	2.25	(0.07)	(0.10)	(2.27)		0.85	(1.18)	2.86	0.20	(0.20)

Less Distributions:
Net Investment Income	(0.08)		(0.27)	(0.25)	(0.24)	(0.22)	(0.22)	(0.11)		(0.38)	(0.34)	(0.31)	(0.29)	(0.28)
Net Realized Gains	—		—	—	—	—	—	—		—	—	—	—	(0.05)

Total Distributions	(0.08)		(0.27)	(0.25)	(0.24)	(0.22)	(0.22)	(0.11)		(0.38)	(0.34)	(0.31)	(0.29)	(0.33)

Net Asset Value, End of Period	$8.98		$10.55	$9.74	$10.86	$8.85	$9.14	$10.26		$12.64	$12.17	$13.69	$11.14	$11.23

Total Return	(14.23	%)(B)	11.26%	(8.21%)	25.66%	(0.74%)	(1.09%)	(18.13	%)(B)	7.18%	(8.86%)	25.98%	1.94%	(1.67%)

Net Assets, End of Period (thousands)	$1,811,757		$1,375,052	$932,412	$774,000	$520,141	$401,049	$1,099,117		$1,207,738	$1,057,790	$828,916	$546,713	$424,398
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.35%	0.37%	0.39%	0.44%	0.48%	0.33	%(C)	0.33%	0.33%	0.38%	0.45%	0.46%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.33	%(C)	0.36%	0.34%	0.39%	0.50%	0.48%	0.33	%(C)	0.35%	0.33%	0.38%	0.45%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	2.89%	2.47%	2.51%	2.64%	2.46%	2.11	%(C)	3.15%	2.67%	2.58%	2.84%	2.58%
Portfolio Turnover Rate	2	%(B)	5%	8%	10%	24%	8%	2	%(B)	17%	8%	11%	8%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging
	Markets
	Sustainability Core 1
	Portfolio					Emerging Markets Social Core Equity Portfolio
				Period
	Six Months		Year	Mar 27,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	2018 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018		2020		2019	2018	2017	2016	2015
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$8.86		$8.01	$10.00		$13.38		$12.25	$14.41	$11.76	$10.64	$12.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.21	0.13		0.09		0.35	0.31	0.26	0.23	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.28)		0.81	(2.04)		(2.15)		1.13	(2.18)	2.65	1.12	(2.16)

Total from Investment Operations	(1.24)		1.02	(1.91)		(2.06)		1.48	(1.87)	2.91	1.35	(1.92)

Less Distributions:
Net Investment Income	(0.04)		(0.17)	(0.08)		(0.10)		(0.35)	(0.29)	(0.26)	(0.23)	(0.24)

Total Distributions	(0.04)		(0.17)	(0.08)		(0.10)		(0.35)	(0.29)	(0.26)	(0.23)	(0.24)

Net Asset Value, End of Period	$7.58		$8.86	$8.01		$11.22		$13.38	$12.25	$14.41	$11.76	$10.64

Total Return	(14.01	%)(B)	12.85%	(19.13	%)(B)	(15.50	%)(B)	12.20%	(13.19%)	25.04%	12.87%	(15.07%)

Net Assets, End of Period (thousands)	$473,106		$272,648	$111,976		$1,301,637		$1,466,938	$1,318,615	$1,361,922	$1,076,927	$959,946
Ratio of Expenses to Average Net Assets	0.64	%(C)	0.63%	0.65	%(C)(D)	0.53	%(C)	0.54%	0.53%	0.57%	0.63%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.58	%(C)	0.69%	0.73	%(C)(D)	0.54	%(C)	0.55%	0.53%	0.57%	0.64%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.05	%(C)	2.44%	2.32	%(C)(D)	1.44	%(C)	2.64%	2.18%	2.06%	2.13%	2.02%
Portfolio Turnover Rate	3	%(B)	6%	6	%(B)	8	%(B)	15%	11%	14%	12%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Social Core Equity Portfolio
	Period Nov 19, 2019 to Apr 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.62)

Total from Investment Operations	(1.55)

Less Distributions:
Net Investment Income	(0.07)

Total Distributions	(0.07)

Net Asset Value, End of Period	$8.38

Total Return	(15.55	%)(B)

Net Assets, End of Period (thousands)	$59,756
Ratio of Expenses to Average Net Assets *	0.35	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.90	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

								DFA Global
								Sustainability
								Fixed Income
	DFA Social Fixed Income Portfolio							Portfolio
						Period				Period
	Six Months		Year	Year	Year	Apr 5,		Six Months		Nov 6,
	Ended		Ended	Ended	Ended	2016 to		Ended		2018 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,
	2020		2019	2018	2017	2016		2020		2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$9.43	$9.90	$10.01	$10.00		$11.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.26	0.23	0.19	0.09		0.09		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.31		0.92	(0.48)	(0.12)	(0.02)		0.08		0.96
Total from Investment Operations	0.43		1.18	(0.25)	0.07	0.07		0.17		1.16

Less Distributions:
Net Investment Income	(0.14)		(0.25)	(0.22)	(0.18)	(0.06)		(0.21)		(0.16)
Net Realized Gains	—		—	—	—	—		(0.02)		—
Total Distributions	(0.14)		(0.25)	(0.22)	(0.18)	(0.06)		(0.23)		(0.16)

Net Asset Value, End of Period	$10.65		$10.36	$9.43	$9.90	$10.01		$10.94		$11.00

Total Return	4.20	%(B)	12.72%	(2.50%)	0.73%	0.75	%(B)	1.56	%(B)	11.65	%(B)

Net Assets, End of Period (thousands)	$367,035		$298,233	$226,233	$126,034	$83,699		$380,808		$351,487
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.27%	0.27%	0.27%	0.26	%(C)(D)	0.28	%(C)	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.25	%(C)	0.26%	0.25%	0.29%	0.56	%(C)(D)	0.31	%(C)	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.37	%(C)	2.60%	2.43%	1.95%	1.58	%(C)(D)	1.70	%(C)	1.85	%(C)(D)
Portfolio Turnover Rate	9	%(B)	15%	9%	24%	47	%(B)	18	%(B)	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and four operational portfolios, nine of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2020, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/2020
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	3%
	International Social Core Equity Portfolio (IDG)	2%
	Emerging Markets Social Core Equity Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and

63

most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

64

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

65

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.24	%*
U.S. Sustainability Core 1 Portfolio	0.22	%*
International Sustainability Core 1 Portfolio	0.29	%*
International Social Core Equity Portfolio	0.28	%*
Emerging Markets Sustainability Core 1 Portfolio	0.48	%*
Emerging Markets Social Core Equity Portfolio	0.46	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.20%
DFA Global Sustainability Fixed Income Portfolio	0.24	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
U.S. Social Core Equity 2 Portfolio	0.25%	0.23%
U.S. Sustainability Core 1 Portfolio	0.23%	0.20%
International Sustainability Core 1 Portfolio	0.30%	0.27%
International Social Core Equity Portfolio	0.29%	0.27%
Emerging Markets Sustainability Core 1 Portfolio	0.50%	0.45%
Emerging Markets Social Core Equity Portfolio	0.47%	0.45%
DFA Global Sustainability Fixed Income Portfolio	0.24%	0.23%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2021 may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived

66

and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	$87	$(11)	$406
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	109	(109)	80
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	1	143	143
DFA Social Fixed Income Portfolio (2)	0.27%	4	(4)	0
DFA Global Sustainability Fixed Income Portfolio (3)	0.28%	7	49	189

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

67

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$78
International Social Core Equity Portfolio	25
Emerging Markets Sustainability Core 1 Portfolio	20
Emerging Markets Social Core Equity Portfolio	21

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$8
U.S. Sustainability Core 1 Portfolio	1
International Sustainability Core 1 Portfolio	—
International Social Core Equity Portfolio	2
Emerging Markets Sustainability Core 1 Portfolio	(2)
Emerging Markets Social Core Equity Portfolio	24
Global Social Core Equity Portfolio	(—)
DFA Social Fixed Income Portfolio	(2)
DFA Global Sustainability Fixed Income Portfolio	(3)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$105,448	$67,635
U.S. Sustainability Core 1 Portfolio	—	—	621,316	56,038
International Sustainability Core 1 Portfolio	—	—	656,718	23,969
International Social Core Equity Portfolio	—	—	137,903	22,198
Emerging Markets Sustainability Core 1 Portfolio	—	—	241,293	9,099

68

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Emerging Markets Social Core Equity Portfolio	—	—	$179,938	$110,123
DFA Social Fixed Income Portfolio	$38,753	$21,300	56,632	8,004
DFA Global Sustainability Fixed Income Portfolio	26,687	26,845	76,362	39,941

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$41,815	$110,083	$131,064	$(9)	—	$20,825	1,800	$999	—

Total	$41,815	$110,083	$131,064	$(9)	—	$20,825	1,800	$999	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$57,609	$169,415	$192,175	$(18)	$1	$34,832	3,010	$1,310	—

Total	$57,609	$169,415	$192,175	$(18)	$1	$34,832	3,010	$1,310	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$54,523	$223,188	$170,946	$(16)	$14	$106,763	9,227	$961	—

Total	$54,523	$223,188	$170,946	$(16)	$14	$106,763	9,227	$961	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$60,494	$126,048	$122,652	$(2)	$7	$63,895	5,522	$957	—

Total	$60,494	$126,048	$122,652	$(2)	$7	$63,895	5,522	$957	—

Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$3,770	$14,060	$11,830	—	$1	$6,001	519	—	—

Total	$3,770	$14,060	$11,830	—	$1	$6,001	519	—	—

69

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$29,695	$56,171	$68,728	$(2)	—	$17,136	1,481	$586	—

Total	$29,695	$56,171	$68,728	$(2)	—	$17,136	1,481	$586	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	—	$39,015	$93	$(10)	$(5,090)	$33,822	2,299	$233	$750
International Social Core Equity Portfolio	—	23,041	83	(29)	(4,159)	18,770	1,829	174	—
Emerging Markets Social Core Equity Portfolio	—	8,360	53	(15)	(1,098)	7,194	642	51	—

Total	—	$70,416	$229	$(54)	$(10,347)	$59,786	4,770	$458	$750

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$15,013	$59,112	$52,605	$(5)	$1	$21,516	1,859	$299	—

Total	$15,013	$59,112	$52,605	$(5)	$1	$21,516	1,859	$299	—

DFA Global Sustainability Fixed Income Portfolio
DFA Short Term Investment Fund	$1,282	$17,826	$5,144	$(1)	$2	$13,965	1,207	$39	—

Total	$1,282	$17,826	$5,144	$(1)	$2	$13,965	1,207	$39	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

70

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2018	$15,173	$11,680	—	$26,853
2019	19,530	18,208	—	37,738
U.S. Sustainability Core 1 Portfolio
2018	18,875	12,017	—	30,892
2019	26,206	14,182	—	40,388
International Sustainability Core 1 Portfolio
2018	20,501	—	—	20,501
2019	31,180	—	—	31,180
International Social Core Equity Portfolio
2018	24,442	—	—	24,442
2019	35,762	—	—	35,762
Emerging Markets Sustainability Core 1 Portfolio
2018	951	—	—	951
2019	4,540	—	—	4,540
Emerging Markets Social Core Equity Portfolio
2018	29,640	—	—	29,640
2019	37,610	—	—	37,610
DFA Social Fixed Income Portfolio
2018	4,405	—	—	4,405
2019	6,587	—	—	6,587
DFA Global Sustainability Fixed Income Portfolio
2019	4,187	—	—	4,187

The DFA Global Sustainability Fixed Income Portfolio commenced operations on November 6, 2018, and did not pay any distributions for the year ended October 31, 2018. Global Social Core Equity Portfolio commenced operations on November 19, 2019, and did not pay any distributions for the years ended October 31, 2018 and October 31, 2019.

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,828)	$(2,514)	$(4,342)
U.S. Sustainability Core 1 Portfolio	(2,786)	(687)	(3,473)
International Sustainability Core 1 Portfolio	(1,355)	—	(1,355)
International Social Core Equity Portfolio	(1,950)	—	(1,950)
Emerging Markets Sustainability Core 1 Portfolio	(212)	—	(212)
Emerging Markets Social Core Equity Portfolio	(1,937)	—	(1,937)
DFA Social Fixed Income Portfolio	(43)	—	(43)
DFA Global Sustainability Fixed Income Portfolio	(631)	—	(631)

71

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	$28,319	—	$367,415	$395,734
U.S. Sustainability Core 1 Portfolio	—	18,808	—	571,286	590,094
International Sustainability Core 1 Portfolio	$6,388	—	$(23,724)	142,356	125,020
International Social Core Equity Portfolio	5,421	—	(23,898)	63,334	44,857
Emerging Markets Sustainability Core 1 Portfolio	541	—	(1,516)	(2,936)	(3,911)
Emerging Markets Social Core Equity Portfolio	6,221	—	(86,470)	231,991	151,742
DFA Social Fixed Income Portfolio	965	—	(1,386)	14,036	13,615
DFA Global Sustainability Fixed Income Portfolio	6,441	—	—	18,310	24,751

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Social Core Equity 2 Portfolio	—	—
U.S. Sustainability Core 1 Portfolio	—	—
International Sustainability Core 1 Portfolio	$23,724	$23,724
International Social Core Equity Portfolio	23,898	23,898
Emerging Markets Sustainability Core 1 Portfolio	1,516	1,516
Emerging Markets Social Core Equity Portfolio	86,470	86,470
DFA Social Fixed Income Portfolio	1,386	1,386
DFA Global Sustainability Fixed Income Portfolio	—	—

During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$960,740	$412,448	$(43,458)	$368,990
U.S. Sustainability Core 1 Portfolio	1,534,411	574,995	(53,013)	521,982
International Sustainability Core 1 Portfolio	1,192,265	186,066	(68,901)	117,165

72

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Social Core Equity Portfolio	$1,189,142	$163,736	$(93,758)	$69,978
Emerging Markets Sustainability Core 1 Portfolio	203,314	13,700	(14,100)	(400)
Emerging Markets Social Core Equity Portfolio	1,245,630	392,631	(135,912)	256,719
Global Social Core Equity Portfolio	70,162	—	(10,347)	(10,347)
DFA Social Fixed Income Portfolio	263,214	3,524	(1,563)	1,961
DFA Global Sustainability Fixed Income Portfolio	243,588	6,811	(6,034)	777

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the

73

Portfolios. The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
International Sustainability Core 1 Portfolio	$—	$4,546
International Social Core Equity Portfolio	—	713
Emerging Markets Sustainability Core 1 Portfolio	—	1,876
DFA Social Fixed Income Portfolio	17,645	—
DFA Global Sustainability Fixed Income Portfolio	316,499	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)	Equity Contracts *,(2)
International Sustainability Core 1 Portfolio	$144	—	$144
DFA Global Sustainability Fixed Income Portfolio	321	$321	—

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$(169)	$(169)
DFA Global Sustainability Fixed Income Portfolio	(5,867)	(5,867)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

74

(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Social Core Equity 2 Portfolio	$(1)	—	$(1	)*
International Sustainability Core 1 Portfolio	(1,111)	—	(1,111)
International Social Core Equity Portfolio	(137)	—	(137	)*
Emerging Markets Sustainability Core 1 Portfolio	(444)	—	(444	)*
Emerging Markets Social Core Equity Portfolio	122	—	122	*
Global Social Core Equity Portfolio	(6)	—	(6	)*
DFA Social Fixed Income Portfolio	660	$660	—
DFA Global Sustainability Fixed Income Portfolio	11,038	11,038	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
International Sustainability Core 1 Portfolio	$144	—	$144
DFA Social Fixed Income Portfolio	(137)	$(137)	—
DFA Global Sustainability Fixed Income Portfolio	(2,188)	(2,188)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net

75

payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2020 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
DFA Social Fixed Income Portfolio
Bank of America Corp	—	—	—	—	—	$15	$15	—	—	$15
State Street Bank and Trust	—	—	—	—	—	85	85	—	—	85
Citibank, N.A	—	—	—	—	—	69	69	—	—	69

Total	—	—	—	—	—	$169	$169	—	—	$169

DFA Global Sustainability Fixed Income Portfolio
Citibank, N.A	—	—	—	—	—	$4,687	$4,687	—	—	$4,687
ANZ Securities.	—	—	—	—	—	293	293	—	—	293
Goldman Sachs International	—	—	—	—	—	7	7	—	—	7
State Street Bank and Trust	$321	$321	$(321)	—	—	880	880	$(321)	—	559

Total	$321	$321	$(321)	—	—	$5,867	$5,867	$(321)	—	$5,546

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

76

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
U.S. Social Core Equity 2 Portfolio	1.59%	$1,449	21	$2	$3,664	$1,587
U.S. Sustainability Core 1 Portfolio	2.33%	21,958	2	3	23,599	—
International Social Core Equity Portfolio	2.25%	1,185	9	1	2,432	—
Emerging Markets Sustainability Core 1 Portfolio	2.33%	1,533	3	—	2,096	—
Emerging Markets Social Core Equity Portfolio	2.01%	1,474	18	2	8,258	—
Global Social Core Equity Portfolio	0.80%	150	1	—	150	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

77

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$16,008	$10,336	$(2,338)
U.S. Sustainability Core 1 Portfolio	98,540	9,755	(2,769)
International Sustainability Core 1 Portfolio	24,407	2,898	(133)
International Social Core Equity Portfolio	7,133	1,047	85
Emerging Markets Sustainability Core 1 Portfolio	194	—	—
Emerging Markets Social Core Equity Portfolio	492	1,035	(215)

J. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$23,727
U.S. Sustainability Core 1 Portfolio	49,140
International Sustainability Core 1 Portfolio	29,590
International Social Core Equity Portfolio	18,430
Emerging Markets Sustainability Core 1 Portfolio	5,680
Emerging Markets Social Core Equity Portfolio	29,272

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

78

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$20,830	—	—	—	$20,830
U.S. Sustainability Core 1 Portfolio
Common Stocks	34,840	—	—	—	34,840
International Sustainability Core 1 Portfolio
Common Stocks	106,757	—	—	—	106,757
International Social Core Equity Portfolio
Common Stocks	63,890	—	—	—	63,890
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	6,000	—	—	—	6,000
Emerging Markets Social Core Equity Portfolio
Common Stocks	17,137	—	—	—	17,137
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	21,521	—	—	—	21,521
DFA Global Sustainability Fixed Income Portfolio
Bonds	13,963	—	—	—	13,963

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

79

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	5	76%
U.S. Sustainability Core 1 Portfolio	4	82%
International Sustainability Core 1 Portfolio	3	75%
International Social Core Equity Portfolio	4	50%
Emerging Markets Sustainability Core 1 Portfolio	3	90%
Emerging Markets Social Core Equity Portfolio	4	43%
Global Social Core Equity Portfolio	2	87%
DFA Social Fixed Income Portfolio	5	92%
DFA Global Sustainability Fixed Income Portfolio	3	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

80

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

81

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
U.S. Social Core Equity 2 Portfolio December 16, 2019	99%	0%	1%
International Sustainability Core 1 Portfolio December 17, 2019	64%	0%	36%
International Social Core Equity Portfolio December 16, 2019	64%	0%	36%
Emerging Markets Sustainability Core 1 Portfolio December 17, 2019	63%	0%	37%
Emerging Markets Social Core Equity Portfolio December 16, 2019	50%	0%	50%
Global Social Core Equity Portfolio March 30, 2020	99%	0%	1%
DFA Social Fixed Income Portfolio December 16, 2019	60%	0%	40%
DFA Global Sustainability Fixed Income Portfolio December 17, 2019	34%	0%	66%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

82

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

83

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

84

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

85

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

86

DFA043020-014S 00245696

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

The DFA Investment Trust Company

The Tax-Managed U.S. Marketwide Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(E)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio (2)
Actual Fund Return	$1,000.00	$839.70	0.38%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.97	0.38%	$1.91

Tax-Managed U.S. Equity Portfolio
Actual Fund Return	$1,000.00	$959.20	0.22%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$752.80	0.45%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.63	0.45%	$2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$812.90	0.47%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.47%	$2.36

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$905.70	0.24%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$762.60	0.53%	$2.32
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.53%	$2.66

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$835.30	0.37%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$791.50	0.65%	$2.90
Hypothetical 5% Annual Return	$1,000.00	$1,021.63	0.65%	$3.27

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
Tax-Managed U.S. Marketwide Value Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio
Communication Services	10.4%
Consumer Discretionary	11.3%
Consumer Staples	7.1%
Energy	2.8%
Financials	11.3%
Health Care	15.7%
Industrials	8.8%
Information Technology	26.4%
Materials	2.7%
Real Estate	0.1%
Utilities	3.4%

100.0%

Tax-Managed U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	12.8%
Consumer Staples	4.9%
Energy	4.7%
Financials	29.0%
Health Care	5.3%
Industrials	21.1%
Information Technology	11.3%
Materials	7.0%
Real Estate	0.4%
Utilities	0.3%

100.0%

Tax-Managed U.S. Small Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	13.0%
Consumer Staples	4.5%
Energy	2.4%
Financials	21.2%
Health Care	11.5%
Industrials	19.4%
Information Technology	15.6%
Materials	5.1%
Real Estate	0.5%
Utilities	3.9%

100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

T.A. U.S. Core Equity 2 Portfolio
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.3%
Energy	3.1%
Financials	14.4%
Health Care	13.8%
Industrials	12.8%
Information Technology	24.4%
Materials	3.9%
Real Estate	0.2%
Utilities	2.1%

100.0%

Tax-Managed DFA International Value Portfolio
Communication Services	4.8%
Consumer Discretionary	14.5%
Consumer Staples	4.6%
Energy	11.1%
Financials	25.4%
Health Care	7.0%
Industrials	11.7%
Information Technology	2.4%
Materials	13.3%
Real Estate	3.6%
Utilities	1.6%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	13.1%
Consumer Staples	8.4%
Energy	5.4%
Financials	14.6%
Health Care	7.3%
Industrials	15.7%
Information Technology	10.6%
Materials	11.1%
Real Estate	3.8%
Utilities	3.4%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.8%
Consumer Discretionary	14.6%
Consumer Staples	5.0%
Energy	4.7%
Financials	17.2%
Health Care	2.8%
Industrials	20.1%
Information Technology	7.0%
Materials	17.5%
Real Estate	5.3%
Utilities	2.0%

100.0%

5

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
The DFA Investment Trust Company	$4,178,295,340

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,178,295,340

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (10.3%)
*	Alphabet, Inc., Class A	42,773	$57,602,399	1.5%
*	Alphabet, Inc., Class C	43,987	59,323,507	1.6%
	AT&T, Inc.	1,001,982	30,530,392	0.8%
	Comcast Corp., Class A	632,859	23,814,484	0.6%
*	Facebook, Inc., Class A	342,570	70,127,505	1.9%
*	Netflix, Inc.	62,118	26,080,242	0.7%
	Verizon Communications, Inc.	583,009	33,493,867	0.9%
	Walt Disney Co. (The)	251,838	27,236,280	0.7%
	Other Securities		68,746,189	1.7%

TOTAL COMMUNICATION SERVICES			396,954,865	10.4%

CONSUMER DISCRETIONARY — (11.2%)
*	Amazon.com, Inc.	60,985	150,876,890	4.0%
	Home Depot, Inc. (The)	153,784	33,806,337	0.9%
	McDonald’s Corp.	106,564	19,987,144	0.5%
	NIKE, Inc., Class B	177,841	15,504,178	0.4%
*	Tesla, Inc.	19,769	15,456,986	0.4%
	Other Securities		192,981,749	5.0%

TOTAL CONSUMER DISCRETIONARY			428,613,284	11.2%

CONSUMER STAPLES — (7.0%)
	Coca-Cola Co. (The)	584,634	26,828,854	0.7%
	Costco Wholesale Corp.	63,231	19,158,993	0.5%
	PepsiCo, Inc.	198,284	26,230,990	0.7%
	Philip Morris International, Inc.	209,357	15,618,032	0.4%
	Procter & Gamble Co. (The)	353,966	41,721,972	1.1%
	Walmart, Inc.	201,176	24,452,943	0.6%
	Other Securities		114,677,979	3.0%

TOTAL CONSUMER STAPLES			268,689,763	7.0%

ENERGY — (2.8%)
	Chevron Corp.	266,455	24,513,860	0.7%
	Exxon Mobil Corp.	588,622	27,353,264	0.7%
	Other Securities		55,870,594	1.4%

TOTAL ENERGY			107,737,718	2.8%

FINANCIALS — (11.2%)
	Bank of America Corp.	1,181,124	28,406,032	0.8%
*	Berkshire Hathaway, Inc., Class B	276,992	51,897,221	1.4%
	JPMorgan Chase & Co.	436,967	41,843,960	1.1%
	Wells Fargo & Co.	547,847	15,914,955	0.4%
	Other Securities		291,612,000	7.6%

TOTAL FINANCIALS			429,674,168	11.3%

HEALTH CARE — (15.5%)
	Abbott Laboratories	263,644	24,278,976	0.6%
	AbbVie, Inc.	212,343	17,454,595	0.5%
	Amgen, Inc.	84,978	20,328,437	0.5%

7

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	311,076	$18,916,532	0.5%
Eli Lilly and Co.	124,001	19,175,515	0.5%
Johnson & Johnson	375,025	56,268,751	1.5%
Medtronic P.L.C.	187,934	18,347,996	0.5%
Merck & Co., Inc.	361,511	28,682,283	0.8%
Pfizer, Inc.	795,948	30,532,565	0.8%
Thermo Fisher Scientific, Inc.	56,224	18,817,048	0.5%
UnitedHealth Group, Inc.	134,605	39,367,924	1.0%
Other Securities		303,077,282	7.9%

TOTAL HEALTH CARE		595,247,904	15.6%

INDUSTRIALS — (8.7%)
Union Pacific Corp.	100,453	16,051,385	0.4%
Other Securities		319,038,704	8.4%

TOTAL INDUSTRIALS		335,090,089	8.8%

INFORMATION TECHNOLOGY — (26.1%)
Accenture P.L.C., Class A	91,216	16,892,291	0.5%
* Adobe, Inc.	70,812	25,041,956	0.7%
Apple, Inc.	640,645	188,221,501	4.9%
Cisco Systems, Inc.	623,193	26,410,919	0.7%
Intel Corp.	635,780	38,134,084	1.0%
Mastercard, Inc., Class A	128,106	35,225,307	0.9%
Microsoft Corp.	1,037,258	185,887,006	4.9%
NVIDIA Corp.	83,317	24,351,893	0.6%
Oracle Corp.	316,555	16,767,918	0.5%
* PayPal Holdings, Inc.	159,367	19,602,141	0.5%
* salesforce.com, Inc.	119,858	19,411,003	0.5%
Visa, Inc., Class A	244,304	43,662,011	1.2%
Other Securities		361,141,120	9.4%

TOTAL INFORMATION TECHNOLOGY		1,000,749,150	26.3%

MATERIALS — (2.7%)
Other Securities		101,849,554	2.7%

REAL ESTATE — (0.1%)
Other Securities		3,691,495	0.1%

UTILITIES — (3.4%)
NextEra Energy, Inc.	70,275	16,241,958	0.4%
Other Securities		112,713,081	3.0%

TOTAL UTILITIES		128,955,039	3.4%

TOTAL COMMON STOCKS (Cost $1,829,025,850)		3,797,253,029	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	12,035,936	12,035,936	0.3%

8

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,205,731	$25,522,519	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,866,578,090)		$3,834,811,484	100.6%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$396,954,865	—	—	$396,954,865
Consumer Discretionary	428,612,927	$357	—	428,613,284
Consumer Staples	268,689,763	—	—	268,689,763
Energy	107,737,718	—	—	107,737,718
Financials	429,671,475	2,693	—	429,674,168
Health Care	595,247,076	828	—	595,247,904
Industrials	335,090,089	—	—	335,090,089
Information Technology	1,000,749,150	—	—	1,000,749,150
Materials	101,849,554	—	—	101,849,554
Real Estate	3,691,495	—	—	3,691,495
Utilities	128,955,039	—	—	128,955,039
Temporary Cash Investments	12,035,936	—	—	12,035,936
Securities Lending Collateral	—	25,522,519	—	25,522,519

TOTAL	$3,809,285,087	$25,526,397	—	$3,834,811,484

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (3.1%)
News Corp., Class A	1,329,513	$13,175,474	0.4%
Other Securities		100,906,152	2.8%

TOTAL COMMUNICATION SERVICES		114,081,626	3.2%

CONSUMER DISCRETIONARY — (12.4%)
* AutoNation, Inc.	339,119	12,628,792	0.4%
BorgWarner, Inc.	525,269	15,006,935	0.4%
Marriott Vacations Worldwide Corp.	177,109	14,700,047	0.4%
PulteGroup, Inc.	692,549	19,578,360	0.6%
Toll Brothers, Inc.	735,812	17,674,204	0.5%
Other Securities		376,507,443	10.5%

TOTAL CONSUMER DISCRETIONARY		456,095,781	12.8%

CONSUMER STAPLES — (4.8%)
Bunge, Ltd.	460,827	18,281,007	0.5%
* Darling Ingredients, Inc.	704,265	14,500,816	0.4%
Ingredion, Inc.	148,866	12,087,919	0.4%
* Post Holdings, Inc.	247,824	22,762,634	0.7%
Other Securities		107,342,023	2.9%

TOTAL CONSUMER STAPLES		174,974,399	4.9%

ENERGY — (4.6%)
HollyFrontier Corp.	511,746	16,908,088	0.5%
Other Securities		150,225,842	4.2%

TOTAL ENERGY		167,133,930	4.7%

FINANCIALS — (28.1%)
Assurant, Inc.	119,360	12,680,806	0.4%
Assured Guaranty, Ltd.	468,433	13,926,513	0.4%
* Athene Holding, Ltd., Class A	471,656	12,734,712	0.4%
CNO Financial Group, Inc.	1,201,584	16,894,271	0.5%
First American Financial Corp.	291,331	13,436,186	0.4%
# Janus Henderson Group P.L.C.	647,342	11,587,422	0.3%
Kemper Corp.	186,142	12,512,465	0.4%
Legg Mason, Inc.	256,175	12,765,200	0.4%
New York Community Bancorp, Inc.	1,738,230	18,877,178	0.5%
Old Republic International Corp.	852,141	13,591,649	0.4%
People’s United Financial, Inc.	1,686,990	21,407,903	0.6%
Popular, Inc.	341,789	13,189,638	0.4%
Prosperity Bancshares, Inc.	264,677	15,862,093	0.5%
Reinsurance Group of America, Inc.	173,013	18,111,001	0.5%
TCF Financial Corp.	462,340	13,726,875	0.4%
Unum Group	664,142	11,589,278	0.3%
Valley National Bancorp	1,435,981	12,004,801	0.3%
Voya Financial, Inc.	459,861	20,771,921	0.6%
Zions Bancorp NA	440,377	13,920,317	0.4%
Other Securities		751,955,447	20.9%

TOTAL FINANCIALS		1,031,545,676	29.0%

10

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.1%)
* DaVita, Inc.	156,415	$12,358,349	0.4%
Perrigo Co. P.L.C.	461,387	24,591,927	0.7%
Other Securities		152,020,848	4.2%

TOTAL HEALTH CARE		188,971,124	5.3%

INDUSTRIALS — (20.4%)
* AECOM	475,783	17,251,892	0.5%
AGCO Corp.	273,209	14,436,364	0.4%
AMERCO	43,390	12,154,841	0.3%
#* Colfax Corp.	494,489	12,752,871	0.4%
# Knight-Swift Transportation Holdings, Inc.	663,046	24,652,050	0.7%
Oshkosh Corp.	177,390	11,979,147	0.3%
Owens Corning	439,700	19,065,392	0.5%
Quanta Services, Inc.	632,156	22,985,192	0.7%
Trinity Industries, Inc.	621,127	11,981,540	0.3%
Other Securities		602,776,424	17.0%

TOTAL INDUSTRIALS		750,035,713	21.1%

INFORMATION TECHNOLOGY — (10.9%)
* Arrow Electronics, Inc.	378,565	23,819,310	0.7%
* CACI International, Inc., Class A	72,603	18,160,914	0.5%
* Diodes, Inc.	224,637	11,431,777	0.3%
Jabil, Inc.	540,808	15,380,580	0.4%
SYNNEX Corp.	210,135	18,399,421	0.5%
* Tech Data Corp.	202,316	28,453,722	0.8%
Other Securities		284,983,246	8.0%

TOTAL INFORMATION TECHNOLOGY		400,628,970	11.2%

MATERIALS — (6.7%)
Ashland Global Holdings, Inc.	202,889	12,516,222	0.4%
Reliance Steel & Aluminum Co.	288,850	25,875,183	0.7%
Steel Dynamics, Inc.	469,769	11,401,294	0.3%
Other Securities		197,433,574	5.5%

TOTAL MATERIALS		247,226,273	6.9%

REAL ESTATE — (0.4%)
Other Securities		14,197,481	0.4%

UTILITIES — (0.3%)
Other Securities		9,230,851	0.3%

TOTAL COMMON STOCKS		3,554,121,824	99.8%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		366,625	0.0%

TOTAL PREFERRED STOCKS		366,625	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,039,563,209)		3,554,488,449

11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	10,041,372	$116,188,716	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,155,734,464)		$3,670,677,165	103.0%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,081,626	—	—	$114,081,626
Consumer Discretionary	456,085,447	$10,334	—	456,095,781
Consumer Staples	174,974,399	—	—	174,974,399
Energy	167,133,930	—	—	167,133,930
Financials	1,031,433,517	112,159	—	1,031,545,676
Health Care	188,925,586	45,538	—	188,971,124
Industrials	750,035,713	—	—	750,035,713
Information Technology	400,627,860	1,110	—	400,628,970
Materials	247,226,273	—	—	247,226,273
Real Estate	14,197,481	—	—	14,197,481
Utilities	9,230,851	—	—	9,230,851
Preferred Stocks
Communication Services	366,625	—	—	366,625
Securities Lending Collateral	—	116,188,716	—	116,188,716

TOTAL	$3,554,319,308	$116,357,857	—	$3,670,677,165

See accompanying Notes to Financial Statements.

12

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (2.8%)
	Cogent Communications Holdings, Inc.	88,424	$7,412,584	0.3%
	Shenandoah Telecommunications Co.	103,180	5,521,162	0.2%
	Other Securities		58,387,022	2.4%

TOTAL COMMUNICATION SERVICES			71,320,768	2.9%

CONSUMER DISCRETIONARY — (12.5%)
	Churchill Downs, Inc.	64,854	6,499,668	0.3%
*	Helen of Troy, Ltd.	49,830	8,186,072	0.3%
	Lithia Motors, Inc., Class A	51,358	5,678,140	0.2%
*	Murphy USA, Inc.	58,705	6,269,694	0.3%
*	TopBuild Corp.	64,007	5,964,812	0.2%
	Wendy’s Co. (The)	329,738	6,548,597	0.3%
	Other Securities		280,491,984	11.4%

TOTAL CONSUMER DISCRETIONARY			319,638,967	13.0%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	292,864	6,030,070	0.2%
	Sanderson Farms, Inc.	46,425	6,320,300	0.3%
	Other Securities		99,776,417	4.0%

TOTAL CONSUMER STAPLES			112,126,787	4.5%

ENERGY — (2.3%)
	Other Securities		59,963,533	2.4%

FINANCIALS — (20.4%)
	Cathay General Bancorp	196,272	5,479,914	0.2%
	Community Bank System, Inc.	93,818	5,862,687	0.2%
	FirstCash, Inc.	83,455	5,995,407	0.2%
	Glacier Bancorp, Inc.	140,060	5,333,485	0.2%
	Kemper Corp.	84,210	5,660,596	0.2%
	Primerica, Inc.	56,551	5,876,214	0.2%
	RLI Corp.	73,080	5,322,416	0.2%
	TCF Financial Corp.	232,861	6,913,643	0.3%
	Other Securities		475,514,508	19.4%

TOTAL FINANCIALS			521,958,870	21.1%

HEALTH CARE — (11.1%)
*	Amedisys, Inc.	68,500	12,614,960	0.5%
*	Emergent BioSolutions, Inc.	71,414	5,281,065	0.2%
*	Horizon Therapeutics P.L.C.	209,169	7,538,451	0.3%
*	LHC Group, Inc.	66,750	8,676,832	0.4%
*	Omnicell, Inc.	94,491	6,888,394	0.3%
*	Quidel Corp.	56,818	7,897,702	0.3%
*	Repligen Corp.	51,778	6,014,015	0.3%
	Other Securities		228,167,337	9.2%

TOTAL HEALTH CARE			283,078,756	11.5%

13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (18.7%)
*	Axon Enterprise, Inc.	93,223	$6,778,244	0.3%
*	Casella Waste Systems, Inc., Class A	141,849	6,578,957	0.3%
	Exponent, Inc.	82,404	5,795,473	0.2%
*	FTI Consulting, Inc.	70,273	8,949,969	0.4%
*	Generac Holdings, Inc.	75,685	7,374,746	0.3%
*	Mercury Systems, Inc.	72,666	6,478,901	0.3%
	Regal Beloit Corp.	84,944	6,031,873	0.2%
*	Saia, Inc.	63,326	5,858,922	0.2%
	Simpson Manufacturing Co., Inc.	87,482	6,307,452	0.3%
	Tetra Tech, Inc.	102,039	7,681,496	0.3%
#*	Trex Co., Inc.	62,964	5,995,432	0.2%
	Werner Enterprises, Inc.	136,384	5,471,726	0.2%
	Other Securities		399,348,651	16.2%

TOTAL INDUSTRIALS			478,651,842	19.4%

INFORMATION TECHNOLOGY — (15.1%)
*	Anixter International, Inc.	63,706	5,915,739	0.2%
	Cabot Microelectronics Corp.	44,906	5,502,781	0.2%
*	CACI International, Inc., Class A	32,208	8,056,509	0.3%
*	Cirrus Logic, Inc.	122,783	9,282,395	0.4%
*	Lattice Semiconductor Corp.	271,513	6,111,758	0.3%
*	Manhattan Associates, Inc.	114,370	8,113,408	0.3%
*	Novanta, Inc.	68,099	5,917,122	0.2%
	Power Integrations, Inc.	53,191	5,444,099	0.2%
*	Silicon Laboratories, Inc.	58,169	5,655,190	0.2%
*	Tech Data Corp.	67,381	9,476,464	0.4%
	Other Securities		315,268,358	12.9%

TOTAL INFORMATION TECHNOLOGY			384,743,823	15.6%

MATERIALS — (4.9%)
	Other Securities		125,160,353	5.1%

REAL ESTATE — (0.4%)
	Other Securities		11,437,623	0.5%

UTILITIES — (3.8%)
	PNM Resources, Inc.	135,652	5,492,549	0.2%
	Spire, Inc.	73,831	5,386,710	0.2%
	Other Securities		85,215,571	3.5%

TOTAL UTILITIES			96,094,830	3.9%

TOTAL COMMON STOCKS			2,464,176,152	99.9%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		242,600	0.0%

TOTAL PREFERRED STOCKS			242,600	0.0%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$310	0.0%

TOTAL RIGHTS/WARRANTS		310	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,716,842,604)		2,464,419,062

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	8,458,636	8,458,636	0.3%

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	7,245,072	83,832,732	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,809,107,011)		$2,556,710,430	103.6%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$71,320,768	—	—	$71,320,768
Consumer Discretionary	319,632,851	$6,116	—	319,638,967
Consumer Staples	112,126,787	—	—	112,126,787
Energy	59,963,533	—	—	59,963,533
Financials	521,879,580	79,290	—	521,958,870
Health Care	282,928,194	150,562	—	283,078,756
Industrials	478,651,842	—	—	478,651,842
Information Technology	384,742,294	1,529	—	384,743,823
Materials	125,160,353	—	—	125,160,353
Real Estate	11,437,623	—	—	11,437,623
Utilities	96,094,830	—	—	96,094,830
Preferred Stocks
Communication Services	242,600	—	—	242,600
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	8,458,636	—	—	8,458,636
Securities Lending Collateral	—	83,832,732	—	83,832,732

TOTAL	$2,472,639,891	$84,070,539	—	$2,556,710,430

See accompanying Notes to Financial Statements.

15

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.4%)
*	Alphabet, Inc., Class A	34,928	$47,037,538	0.6%
*	Alphabet, Inc., Class C	36,723	49,526,841	0.6%
	AT&T, Inc.	1,974,977	60,177,549	0.7%
*	Charter Communications, Inc., Class A	59,771	29,600,392	0.4%
	Comcast Corp., Class A	1,682,811	63,324,178	0.7%
*	Facebook, Inc., Class A	392,789	80,407,836	0.9%
	Verizon Communications, Inc.	1,431,638	82,247,603	1.0%
	Walt Disney Co. (The)	279,758	30,255,828	0.4%
	Other Securities		203,780,751	2.2%

TOTAL COMMUNICATION SERVICES			646,358,516	7.5%

CONSUMER DISCRETIONARY — (11.2%)
*	Amazon.com, Inc.	78,628	194,525,672	2.3%
	Home Depot, Inc. (The)	122,083	26,837,506	0.3%
	Lowe’s Cos., Inc.	216,161	22,642,865	0.3%
	Target Corp.	210,806	23,133,850	0.3%
	Other Securities		704,851,967	8.1%

TOTAL CONSUMER DISCRETIONARY			971,991,860	11.3%

CONSUMER STAPLES — (6.2%)
	Coca-Cola Co. (The)	900,750	41,335,418	0.5%
	Costco Wholesale Corp.	80,474	24,383,622	0.3%
	PepsiCo, Inc.	354,730	46,927,232	0.6%
	Procter & Gamble Co. (The)	458,732	54,070,741	0.6%
	Walmart, Inc.	373,710	45,424,450	0.5%
	Other Securities		328,157,999	3.8%

TOTAL CONSUMER STAPLES			540,299,462	6.3%

ENERGY — (3.1%)
	Chevron Corp.	497,377	45,758,684	0.6%
	Exxon Mobil Corp.	814,203	37,836,013	0.5%
	Other Securities		181,376,537	2.0%

TOTAL ENERGY			264,971,234	3.1%

FINANCIALS — (14.1%)
	American Express Co.	272,571	24,872,104	0.3%
	Bank of America Corp.	1,804,342	43,394,425	0.5%
*	Berkshire Hathaway, Inc., Class B	371,483	69,601,055	0.8%
	JPMorgan Chase & Co.	944,852	90,479,028	1.1%
	Wells Fargo & Co.	1,078,109	31,319,066	0.4%
	Other Securities		968,087,332	11.2%

TOTAL FINANCIALS			1,227,753,010	14.3%

HEALTH CARE — (13.6%)
	Amgen, Inc.	156,585	37,458,264	0.5%
	Anthem, Inc.	82,100	23,047,933	0.3%
*	Centene Corp.	349,840	23,292,347	0.3%
*	Cigna Corp.	131,831	25,809,873	0.3%

16

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly and Co.	182,872	$28,279,326	0.3%
Gilead Sciences, Inc.	360,165	30,253,860	0.4%
Johnson & Johnson	811,788	121,800,672	1.4%
Merck & Co., Inc.	627,369	49,775,456	0.6%
Pfizer, Inc.	1,591,302	61,042,345	0.7%
Thermo Fisher Scientific, Inc.	67,644	22,639,094	0.3%
UnitedHealth Group, Inc.	228,707	66,889,936	0.8%
Other Securities		691,558,769	7.9%

TOTAL HEALTH CARE		1,181,847,875	13.8%

INDUSTRIALS — (12.5%)
3M Co.	156,943	23,842,781	0.3%
Union Pacific Corp.	237,535	37,955,718	0.5%
Other Securities		1,029,452,475	11.9%

TOTAL INDUSTRIALS		1,091,250,974	12.7%

INFORMATION TECHNOLOGY — (24.0%)
Accenture P.L.C., Class A	148,259	27,456,084	0.3%
Apple, Inc.	1,470,798	432,120,452	5.0%
Cisco Systems, Inc.	1,202,069	50,943,684	0.6%
Intel Corp.	1,824,849	109,454,443	1.3%
International Business Machines Corp.	253,782	31,864,868	0.4%
Mastercard, Inc., Class A	216,100	59,421,017	0.7%
* Micron Technology, Inc.	577,622	27,662,318	0.3%
Microsoft Corp.	1,706,556	305,831,901	3.6%
Oracle Corp.	657,349	34,819,777	0.4%
QUALCOMM, Inc.	407,518	32,059,441	0.4%
Texas Instruments, Inc.	256,744	29,800,276	0.4%
Visa, Inc., Class A	398,435	71,208,303	0.8%
Other Securities		877,941,476	10.2%

TOTAL INFORMATION TECHNOLOGY		2,090,584,040	24.4%

MATERIALS — (3.9%)
Other Securities		336,577,872	3.9%

REAL ESTATE — (0.3%)
Other Securities		21,400,803	0.3%

UTILITIES — (2.0%)
Other Securities		177,135,690	2.1%

TOTAL COMMON STOCKS		8,550,171,336	99.7%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		236,250	0.0%

17

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$836	0.0%

TOTAL PREFERRED STOCKS		237,086	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,290,579,705)		8,550,408,422

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	27,391,638	27,391,638	0.3%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,501,092	121,508,139	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $5,439,448,388)		$8,699,308,199	101.4%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$646,358,516	—	—	$646,358,516
Consumer Discretionary	971,988,206	$3,654	—	971,991,860
Consumer Staples	540,299,462	—	—	540,299,462
Energy	264,971,234	—	—	264,971,234
Financials	1,227,722,974	30,036	—	1,227,753,010
Health Care	1,181,767,612	80,263	—	1,181,847,875
Industrials	1,091,250,974	—	—	1,091,250,974
Information Technology	2,090,584,040	—	—	2,090,584,040
Materials	336,577,872	—	—	336,577,872
Real Estate	21,400,803	—	—	21,400,803
Utilities	177,135,690	—	—	177,135,690
Preferred Stocks
Communication Services	236,250	—	—	236,250
Industrials	836	—	—	836
Temporary Cash Investments	27,391,638	—	—	27,391,638
Securities Lending Collateral	—	121,508,139	—	121,508,139

TOTAL	$8,577,686,107	$121,622,092	—	$8,699,308,199

See accompanying Notes to Financial Statements.

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (5.3%)
Australia & New Zealand Banking Group, Ltd.	1,654,535	$17,972,321	0.7%
Fortescue Metals Group, Ltd.	1,680,744	12,844,661	0.5%
National Australia Bank, Ltd.	1,197,692	13,123,685	0.5%
Westpac Banking Corp.	2,122,830	22,086,227	0.9%
Other Securities		56,642,035	2.5%

TOTAL AUSTRALIA		122,668,929	5.1%

AUSTRIA — (0.1%)
Other Securities		1,420,978	0.0%

BELGIUM — (1.1%)
Other Securities		26,627,571	1.1%

CANADA — (8.7%)
Bank of Montreal 063671101	423,189	21,540,320	0.9%
Bank of Nova Scotia (The)	358,569	14,392,960	0.6%
Canadian Imperial Bank of Commerce	205,056	12,150,594	0.5%
Canadian Natural Resources, Ltd.	1,074,369	18,006,424	0.7%
* Kinross Gold Corp.	1,947,880	12,860,388	0.5%
Magna International, Inc.	353,662	13,803,428	0.6%
Other Securities		109,313,670	4.5%

TOTAL CANADA		202,067,784	8.3%

DENMARK — (2.7%)
DSV Panalpina A.S.	161,387	16,768,140	0.7%
Vestas Wind Systems A.S.	200,476	17,215,501	0.7%
Other Securities		28,148,923	1.2%

TOTAL DENMARK		62,132,564	2.6%

FINLAND — (1.1%)
Other Securities		25,482,176	1.0%

FRANCE — (9.7%)
BNP Paribas SA	476,283	14,963,060	0.6%
Cie de Saint-Gobain	447,063	11,895,411	0.5%
Cie Generale des Etablissements Michelin SCA	189,836	18,342,150	0.8%
Orange SA	1,734,362	21,070,822	0.9%
Total SA	1,487,320	52,788,516	2.2%
Other Securities		107,507,479	4.4%

TOTAL FRANCE		226,567,438	9.4%

GERMANY — (6.2%)
Allianz SE	111,431	20,506,787	0.8%
BASF SE	263,199	13,469,595	0.6%
Bayer AG	206,051	13,551,842	0.6%
Bayerische Motoren Werke AG	244,086	14,358,402	0.6%
Daimler AG	658,059	22,507,582	0.9%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$60,273,446	2.5%

TOTAL GERMANY		144,667,654	6.0%

HONG KONG — (3.7%)
CK Hutchison Holdings, Ltd.	1,759,848	13,044,294	0.5%
Sun Hung Kai Properties, Ltd.	1,206,934	16,503,403	0.7%
Other Securities		57,592,343	2.4%

TOTAL HONG KONG		87,140,040	3.6%

IRELAND — (0.4%)
Other Securities		9,658,274	0.4%

ISRAEL — (0.5%)
Other Securities		11,411,055	0.5%

ITALY — (1.4%)
Other Securities		31,647,111	1.3%

JAPAN — (24.5%)
Hitachi, Ltd.	630,200	18,703,973	0.8%
Honda Motor Co., Ltd.	1,145,088	27,807,497	1.1%
Mitsubishi Corp.	629,900	13,358,911	0.6%
SoftBank Group Corp.	427,100	18,306,617	0.8%
Sumitomo Mitsui Financial Group, Inc.	567,527	14,924,387	0.6%
Toyota Motor Corp.	709,088	43,840,686	1.8%
Toyota Motor Corp., Sponsored ADR	380	46,971	0.0%
Other Securities		435,750,162	18.0%

TOTAL JAPAN		572,739,204	23.7%

NETHERLANDS — (3.9%)
Koninklijke Ahold Delhaize NV	1,350,935	32,801,151	1.4%
Koninklijke DSM NV	161,253	19,763,466	0.8%
Other Securities		39,354,028	1.6%

TOTAL NETHERLANDS		91,918,645	3.8%

NEW ZEALAND — (0.3%)
Other Securities		6,388,601	0.3%

NORWAY — (0.6%)
Other Securities		13,173,171	0.5%

PORTUGAL — (0.1%)
Other Securities		2,319,727	0.1%

SINGAPORE — (1.2%)
Other Securities		29,079,923	1.2%

SPAIN — (1.1%)
Banco Santander SA	5,442,658	12,161,004	0.5%
Other Securities		13,719,988	0.6%

TOTAL SPAIN		25,880,992	1.1%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$65,468,537	2.7%

SWITZERLAND — (11.2%)
ABB, Ltd.	919,213	17,448,749	0.7%
Cie Financiere Richemont SA	246,911	14,008,108	0.6%
Lonza Group AG	58,033	25,341,013	1.0%
Novartis AG	411,267	35,096,890	1.5%
Novartis AG, Sponsored ADR	311,852	26,423,222	1.1%
Swisscom AG	22,419	11,648,730	0.5%
UBS Group AG	1,200,838	12,857,966	0.5%
Zurich Insurance Group AG	134,082	42,511,278	1.8%
Other Securities		76,783,068	3.1%

TOTAL SWITZERLAND		262,119,024	10.8%

UNITED KINGDOM — (12.0%)
Aviva P.L.C.	4,325,365	13,080,453	0.5%
BP P.L.C., Sponsored ADR	1,499,644	35,691,533	1.5%
British American Tobacco P.L.C.	657,255	25,333,377	1.0%
HSBC Holdings P.L.C., Sponsored ADR	458,178	11,788,920	0.5%
Lloyds Banking Group P.L.C.	42,781,942	17,309,916	0.7%
Royal Dutch Shell P.L.C., Class A	159,771	2,630,509	0.1%
Royal Dutch Shell P.L.C., Class B	106,926	1,711,739	0.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	33,942,836	1.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,195,222	38,211,247	1.6%
Vodafone Group P.L.C.	16,742,038	23,617,553	1.0%
Vodafone Group P.L.C., Sponsored ADR	364,865	5,159,186	0.2%
Other Securities		72,114,194	3.0%

TOTAL UNITED KINGDOM		280,591,463	11.6%

UNITED STATES — (0.0%)
Other Securities		325,950	0.0%

TOTAL COMMON STOCKS		2,301,496,811	95.1%

PREFERRED STOCKS — (1.0%)

GERMANY — (1.0%)
Volkswagen AG	132,408	18,422,077	0.7%
Other Securities		6,075,385	0.3%

TOTAL GERMANY		24,497,462	1.0%

TOTAL INVESTMENT SECURITIES (Cost $2,737,130,527)		2,325,994,273

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	752,247	8,704,245	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,745,831,929)		$2,334,698,518	96.4%

21

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	536	06/19/20	$78,008,391	$77,784,320	$(224,071)

Total Futures Contracts			$78,008,391	$77,784,320	$(224,071)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,898,883	$114,770,046	—	$122,668,929
Austria	—	1,420,978	—	1,420,978
Belgium	—	26,627,571	—	26,627,571
Canada	202,067,784	—	—	202,067,784
Denmark	—	62,132,564	—	62,132,564
Finland	—	25,482,176	—	25,482,176
France	—	226,567,438	—	226,567,438
Germany	2,862,594	141,805,060	—	144,667,654
Hong Kong	—	87,140,040	—	87,140,040
Ireland	4,436,375	5,221,899	—	9,658,274
Israel	4,328,252	7,082,803	—	11,411,055
Italy	3,920,839	27,726,272	—	31,647,111
Japan	4,340,881	568,398,323	—	572,739,204
Netherlands	3,360,864	88,557,781	—	91,918,645
New Zealand	—	6,388,601	—	6,388,601
Norway	568,717	12,604,454	—	13,173,171
Portugal	—	2,319,727	—	2,319,727
Singapore	—	29,079,923	—	29,079,923
Spain	853,312	25,027,680	—	25,880,992
Sweden	—	65,468,537	—	65,468,537
Switzerland	32,624,426	229,494,598	—	262,119,024
United Kingdom	136,453,830	144,137,633	—	280,591,463
United States	325,950	—	—	325,950
Preferred Stocks
Germany	—	24,497,462	—	24,497,462
Securities Lending Collateral	—	8,704,245	—	8,704,245
Futures Contracts**	(224,071)	—	—	(224,071)

TOTAL	$403,818,636	$1,930,655,811	—	$2,334,474,447

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
AUSTRALIA — (4.1%)
BHP Group, Ltd.	329,587	$6,728,288	0.3%
CSL, Ltd.	29,256	5,831,518	0.2%
Other Securities		106,982,169	3.6%

TOTAL AUSTRALIA		119,541,975	4.1%

AUSTRIA — (0.4%)
Other Securities		10,877,132	0.4%

BELGIUM — (0.9%)
Other Securities		25,545,332	0.9%

BRAZIL — (1.4%)
Vale SA	622,420	5,134,657	0.2%
Other Securities		36,419,600	1.2%

TOTAL BRAZIL		41,554,257	1.4%

CANADA — (6.5%)
Canadian Natural Resources, Ltd.	243,323	4,078,093	0.2%
Royal Bank of Canada 2754383	73,553	4,524,834	0.2%
Royal Bank of Canada 780087102	133,402	8,216,229	0.3%
Other Securities		170,479,485	5.8%

TOTAL CANADA		187,298,641	6.5%

CHILE — (0.2%)
Other Securities		6,583,118	0.2%

CHINA — (9.2%)
* Alibaba Group Holding, Ltd., Sponsored ADR	40,123	8,131,728	0.3%
China Construction Bank Corp., Class H	10,285,200	8,255,551	0.3%
China Mobile, Ltd.	798,000	6,415,167	0.2%
China Overseas Land & Investment, Ltd.	1,438,827	5,314,949	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	7,236,460	4,852,112	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	883,500	8,990,724	0.3%
Tencent Holdings, Ltd.	421,000	22,131,731	0.8%
Other Securities		200,543,346	6.9%

TOTAL CHINA		264,635,308	9.2%

COLOMBIA — (0.1%)
Other Securities		1,767,473	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,062,059	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	132,667	8,462,829	0.3%
Other Securities		34,473,386	1.2%

TOTAL DENMARK		42,936,215	1.5%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$366,448	0.0%

FINLAND — (1.0%)
Other Securities		28,995,250	1.0%

FRANCE — (5.3%)
Cie Generale des Etablissements Michelin SCA	50,834	4,911,633	0.2%
LVMH Moet Hennessy Louis Vuitton SE	19,841	7,670,383	0.3%
Orange SA	384,186	4,667,489	0.2%
Sanofi	43,296	4,228,882	0.2%
Total SA	245,534	8,714,584	0.3%
Vinci SA	59,854	4,903,355	0.2%
Other Securities		117,301,725	3.9%

TOTAL FRANCE		152,398,051	5.3%

GERMANY — (4.5%)
Allianz SE	23,343	4,295,842	0.2%
Bayer AG	152,294	10,016,278	0.4%
Daimler AG	150,918	5,161,846	0.2%
Other Securities		110,466,909	3.7%

TOTAL GERMANY		129,940,875	4.5%

GREECE — (0.1%)
Other Securities		2,427,479	0.1%

HONG KONG — (2.2%)
AIA Group, Ltd.	568,600	5,218,478	0.2%
Other Securities		57,597,170	2.0%

TOTAL HONG KONG		62,815,648	2.2%

HUNGARY — (0.1%)
Other Securities		2,393,823	0.1%

INDIA — (3.1%)
Reliance Industries, Ltd.	248,811	4,831,035	0.2%
Other Securities		84,223,206	2.9%

TOTAL INDIA		89,054,241	3.1%

INDONESIA — (0.5%)
Other Securities		15,498,778	0.5%

IRELAND — (0.5%)
CRH P.L.C., Sponsored ADR	186,326	5,612,139	0.2%
Other Securities		9,476,691	0.3%

TOTAL IRELAND		15,088,830	0.5%

ISRAEL — (0.6%)
Other Securities		17,349,192	0.6%

ITALY — (1.8%)
Other Securities		52,256,874	1.8%

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (18.5%)
KDDI Corp.	186,100	$5,390,250	0.2%
NTT DOCOMO, Inc.	138,800	4,090,606	0.2%
SoftBank Group Corp.	315,992	13,544,239	0.5%
Sony Corp.	88,100	5,669,594	0.2%
Toyota Motor Corp.	290,520	17,961,971	0.6%
Toyota Motor Corp., Sponsored ADR	42,528	5,256,036	0.2%
Other Securities		483,469,442	16.7%

TOTAL JAPAN		535,382,138	18.6%

MALAYSIA — (0.6%)
Other Securities		18,775,651	0.6%

MEXICO — (0.6%)
Other Securities		17,895,251	0.6%

NETHERLANDS — (2.2%)
Akzo Nobel NV	57,385	4,354,929	0.2%
ASML Holding NV	20,680	5,964,588	0.2%
Unilever NV 904784709	94,159	4,653,338	0.2%
Other Securities		49,929,269	1.7%

TOTAL NETHERLANDS		64,902,124	2.3%

NEW ZEALAND — (0.3%)
Other Securities		9,937,083	0.3%

NORWAY — (0.6%)
Other Securities		16,056,149	0.6%

PERU — (0.0%)
Other Securities		508,963	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,125,476	0.3%

POLAND — (0.3%)
Other Securities		7,470,328	0.3%

PORTUGAL — (0.2%)
Other Securities		5,021,439	0.2%

QATAR — (0.0%)
Other Securities		129,832	0.0%

RUSSIA — (0.4%)
Other Securities		10,689,132	0.4%

SAUDI ARABIA — (0.1%)
Other Securities		2,132,829	0.1%

SINGAPORE — (0.7%)
Other Securities		20,803,240	0.7%

SOUTH AFRICA — (1.4%)
Other Securities		40,157,704	1.4%

25

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (3.9%)
Samsung Electronics Co., Ltd.	504,791	$20,755,757	0.7%
Samsung Electronics Co., Ltd. US7960508882, GDR	9,769	10,151,276	0.4%
Other Securities		81,725,689	2.8%

TOTAL SOUTH KOREA		112,632,722	3.9%

SPAIN — (1.6%)
Iberdrola S.A.	493,390	4,908,131	0.2%
Other Securities		40,050,840	1.4%

TOTAL SPAIN		44,958,971	1.6%

SWEDEN — (1.9%)
Other Securities		55,810,414	1.9%

SWITZERLAND — (5.4%)
Nestle SA	291,193	30,840,256	1.1%
Novartis AG, Sponsored ADR	109,149	9,248,195	0.3%
Roche Holding AG CH0012032048	51,641	17,883,141	0.6%
Other Securities		98,195,457	3.4%

TOTAL SWITZERLAND		156,167,049	5.4%

TAIWAN — (5.3%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	15,773,978	0.6%
Other Securities		137,125,279	4.7%

TOTAL TAIWAN		152,899,257	5.3%

THAILAND — (0.7%)
Other Securities		20,969,367	0.7%

TURKEY — (0.2%)
Other Securities		6,424,253	0.2%

UNITED ARAB EMIRATES — (0.0%)
Other Securities		69,855	0.0%

UNITED KINGDOM — (9.4%)
AstraZeneca P.L.C., Sponsored ADR	178,391	9,326,281	0.3%
BP P.L.C., Sponsored ADR	530,397	12,623,450	0.5%
GlaxoSmithKline P.L.C., Sponsored ADR	198,016	8,330,533	0.3%
HSBC Holdings P.L.C., Sponsored ADR	177,023	4,554,802	0.2%
Rio Tinto P.L.C., Sponsored ADR	108,298	5,002,285	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	181,989	6,029,287	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	143,548	4,589,230	0.2%
Other Securities		221,659,898	7.5%

TOTAL UNITED KINGDOM		272,115,766	9.4%

UNITED STATES — (0.1%)
Other Securities		1,666,402	0.1%

TOTAL COMMON STOCKS		2,852,088,394	98.9%

26

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$7,009,743	0.3%

CHILE — (0.0%)
Other Securities		158,856	0.0%

COLOMBIA — (0.0%)
Other Securities		222,564	0.0%

GERMANY — (0.4%)
Volkswagen AG	34,797	4,841,347	0.2%
Other Securities		7,230,966	0.2%

TOTAL GERMANY		12,072,313	0.4%

SOUTH KOREA — (0.0%)
Other Security		3,814	0.0%

TOTAL PREFERRED STOCKS		19,467,290	0.7%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		112,415	0.0%

TAIWAN — (0.0%)
Other Securities		1,963	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,576	0.0%

NORWAY — (0.0%)
Other Security		6,550	0.0%

ISRAEL — (0.0%)
Other Security		945	0.0%

TOTAL RIGHTS/WARRANTS		123,449	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,006,172,648)		2,871,679,133

		Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,434,287	16,596,137	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,022,763,800)		$2,888,275,270	100.2%

27

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,030,194	$116,511,781	—	$119,541,975
Austria	—	10,877,132	—	10,877,132
Belgium	1,160,461	24,384,871	—	25,545,332
Brazil	41,554,257	—	—	41,554,257
Canada	185,702,138	1,596,503	—	187,298,641
Chile	6,583,118	—	—	6,583,118
China	33,095,082	231,540,226	—	264,635,308
Colombia	1,767,473	—	—	1,767,473
Czech Republic	—	1,062,059	—	1,062,059
Denmark	1,318,531	41,617,684	—	42,936,215
Egypt	221,752	144,696	—	366,448
Finland	—	28,995,250	—	28,995,250
France	2,308,477	150,089,574	—	152,398,051
Germany	5,538,736	124,402,139	—	129,940,875
Greece	—	2,427,479	—	2,427,479
Hong Kong	258,777	62,556,871	—	62,815,648
Hungary	—	2,393,823	—	2,393,823
India	3,269,611	85,784,630	—	89,054,241
Indonesia	293,986	15,204,792	—	15,498,778
Ireland	5,612,139	9,476,691	—	15,088,830
Israel	1,998,739	15,350,453	—	17,349,192
Italy	2,514,526	49,742,348	—	52,256,874
Japan	12,113,839	523,268,299	—	535,382,138
Malaysia	—	18,775,651	—	18,775,651
Mexico	17,894,957	294	—	17,895,251
Netherlands	14,149,719	50,752,405	—	64,902,124
New Zealand	47,108	9,889,975	—	9,937,083
Norway	526,722	15,529,427	—	16,056,149
Peru	508,963	—	—	508,963
Philippines	222,502	7,902,974	—	8,125,476
Poland	—	7,470,328	—	7,470,328
Portugal	—	5,021,439	—	5,021,439
Qatar	—	129,832	—	129,832
Russia	4,957,894	5,731,238	—	10,689,132
Saudi Arabia	—	2,132,829	—	2,132,829
Singapore	3,895	20,799,345	—	20,803,240
South Africa	8,163,932	31,993,772	—	40,157,704
South Korea	3,063,773	109,568,949	—	112,632,722
Spain	1,238,472	43,720,499	—	44,958,971
Sweden	153,958	55,656,456	—	55,810,414
Switzerland	16,426,270	139,740,779	—	156,167,049
Taiwan	16,418,730	136,480,527	—	152,899,257
Thailand	20,969,367	—	—	20,969,367
Turkey	45,510	6,378,743	—	6,424,253
United Arab Emirates	—	69,855	—	69,855
United Kingdom	67,287,796	204,827,970	—	272,115,766
United States	1,116,728	549,674	—	1,666,402
Preferred Stocks
Brazil	7,009,743	—	—	7,009,743
Chile	158,856	—	—	158,856
Colombia	222,564	—	—	222,564

28

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$12,072,313	—	$12,072,313
South Korea	—	3,814	—	3,814
Rights/Warrants
Canada	—	112,415	—	112,415
Israel	—	945	—	945
Norway	—	6,550	—	6,550
South Korea	—	1,576	—	1,576
Taiwan	—	1,963	—	1,963
Securities Lending Collateral	—	16,596,137	—	16,596,137

TOTAL	$488,929,295	$2,399,345,975	—	$2,888,275,270

See accompanying Notes to Financial Statements.

29

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
AUSTRALIA — (5.1%)
Caltex Australia, Ltd.	52,110	$838,965	0.2%
Tabcorp Holdings, Ltd.	419,954	875,551	0.2%
Other Securities		19,762,972	4.7%

TOTAL AUSTRALIA		21,477,488	5.1%

AUSTRIA — (0.6%)
Other Securities		2,506,880	0.6%

BELGIUM — (1.2%)
Ageas	30,077	1,084,099	0.3%
Other Securities		4,000,714	0.9%

TOTAL BELGIUM		5,084,813	1.2%

BRAZIL — (1.2%)
Other Securities		4,915,915	1.2%

CANADA — (7.1%)
Alamos Gold, Inc., Class A	102,377	824,488	0.2%
B2Gold Corp.	190,000	960,954	0.2%
Element Fleet Management Corp.	116,683	860,903	0.2%
First Quantum Minerals, Ltd.	149,128	910,656	0.2%
* Kinross Gold Corp.	199,915	1,319,889	0.3%
Kirkland Lake Gold, Ltd.	24,321	1,005,366	0.3%
Onex Corp.	17,729	817,194	0.2%
Pan American Silver Corp.	44,306	942,182	0.2%
Yamana Gold, Inc.	273,095	1,287,046	0.3%
Other Securities		21,240,186	5.0%

TOTAL CANADA		30,168,864	7.1%

CHILE — (0.1%)
Other Securities		368,665	0.1%

CHINA — (7.4%)
China National Building Material Co., Ltd., Class H	918,200	1,146,966	0.3%
Other Securities		30,495,809	7.2%

TOTAL CHINA		31,642,775	7.5%

COLOMBIA — (0.0%)
Other Securities		140,598	0.0%

DENMARK — (1.4%)
Other Securities		5,893,201	1.4%

FINLAND — (1.5%)
Kesko Oyj, Class B	50,352	820,440	0.2%
Stora Enso Oyj, Class R	130,484	1,535,086	0.4%
Other Securities		3,899,422	0.9%

TOTAL FINLAND		6,254,948	1.5%

30

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (4.1%)
Arkema SA	10,149	$844,731	0.2%
Atos SE	15,454	1,105,180	0.3%
Eiffage SA	12,656	1,034,271	0.3%
# Iliad SA	7,137	1,062,848	0.3%
Ingenico Group SA	7,869	990,060	0.2%
SCOR SE	39,667	1,117,605	0.3%
Valeo SA	53,015	1,215,256	0.3%
Other Securities		9,878,857	2.2%

TOTAL FRANCE		17,248,808	4.1%

GERMANY — (4.7%)
Commerzbank AG	218,384	805,167	0.2%
Covestro AG	37,361	1,254,998	0.3%
HeidelbergCement AG	22,177	1,051,436	0.3%
Lanxess AG	17,402	856,272	0.2%
#* OSRAM Licht AG	24,756	1,089,374	0.3%
Other Securities		15,112,889	3.5%

TOTAL GERMANY		20,170,136	4.8%

GREECE — (0.1%)
Other Securities		246,488	0.1%

HONG KONG — (1.7%)
Other Securities		7,406,411	1.7%

INDIA — (2.6%)
Other Securities		11,207,210	2.6%

INDONESIA — (0.4%)
Other Securities		1,801,573	0.4%

IRELAND — (0.7%)
* Flutter Entertainment P.L.C.	11,122	1,368,817	0.3%
Other Securities		1,593,616	0.4%

TOTAL IRELAND		2,962,433	0.7%

ISRAEL — (0.8%)
Other Securities		3,272,393	0.8%

ITALY — (2.7%)
Mediobanca Banca di Credito Finanziario SpA	137,838	801,322	0.2%
Unione di Banche Italiane SpA	290,287	832,158	0.2%
Other Securities		9,759,280	2.3%

TOTAL ITALY		11,392,760	2.7%

JAPAN — (19.1%)
Other Securities		81,240,941	19.1%

MALAYSIA — (0.8%)
Other Securities		3,218,589	0.8%

MEXICO — (0.5%)
Other Securities		2,199,955	0.5%

31

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NETHERLANDS — (1.8%)
ASR Nederland NV	38,573	$1,033,725	0.3%
NN Group NV	37,860	1,095,197	0.3%
Randstad NV	23,034	927,016	0.2%
Other Securities		4,551,596	1.0%

TOTAL NETHERLANDS		7,607,534	1.8%

NEW ZEALAND — (0.4%)
Other Securities		1,793,800	0.4%

NORWAY — (0.6%)
Other Securities		2,372,002	0.6%

PHILIPPINES — (0.2%)
Other Securities		1,032,047	0.2%

POLAND — (0.3%)
Other Securities		1,075,235	0.2%

PORTUGAL — (0.1%)
Other Securities		607,717	0.1%

QATAR — (0.0%)
Other Securities		112,884	0.0%

RUSSIA — (0.3%)
Other Securities		1,131,822	0.3%

SAUDI ARABIA — (0.1%)
Other Securities		523,821	0.1%

SINGAPORE — (0.6%)
Other Securities		2,718,188	0.6%

SOUTH AFRICA — (1.2%)
* Sibanye Stillwater, Ltd.	443,911	904,323	0.2%
Other Securities		4,130,333	1.0%

TOTAL SOUTH AFRICA		5,034,656	1.2%

SOUTH KOREA — (4.1%)
Other Securities		17,516,691	4.1%

SPAIN — (1.3%)
Other Securities		5,342,313	1.3%

SWEDEN — (2.2%)
Other Securities		9,175,846	2.2%

SWITZERLAND — (4.5%)
Baloise Holding AG	14,424	2,158,082	0.5%
Swatch Group AG (The)	6,068	1,217,615	0.3%
Swiss Prime Site AG	15,313	1,457,897	0.4%
Other Securities		14,236,541	3.3%

TOTAL SWITZERLAND		19,070,135	4.5%

32

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (5.0%)
Other Securities		$21,379,622	5.0%

THAILAND — (0.8%)
Other Securities		3,449,488	0.8%

TURKEY — (0.2%)
Other Securities		932,985	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		246,509	0.1%

UNITED KINGDOM — (10.5%)
Barratt Developments P.L.C.	181,197	1,181,288	0.3%
Bellway P.L.C.	31,871	1,066,446	0.3%
Berkeley Group Holdings P.L.C.	21,602	1,133,955	0.3%
DS Smith P.L.C.	281,843	1,105,092	0.3%
GVC Holdings P.L.C.	97,443	924,914	0.2%
J Sainsbury P.L.C.	388,287	966,366	0.2%
Kingfisher P.L.C.	565,062	1,120,965	0.3%
Phoenix Group Holdings P.L.C.	137,472	1,043,182	0.3%
RSA Insurance Group P.L.C.	203,552	922,509	0.2%
Taylor Wimpey P.L.C.	647,526	1,195,877	0.3%
Travis Perkins P.L.C.	65,091	849,924	0.2%
Whitbread P.L.C.	29,175	1,094,434	0.3%
Wm Morrison Supermarkets P.L.C.	534,999	1,229,520	0.3%
Other Securities		31,024,652	7.1%

TOTAL UNITED KINGDOM		44,859,124	10.6%

UNITED STATES — (0.2%)
Other Securities		1,001,562	0.2%

TOTAL COMMON STOCKS		417,805,825	98.5%

PREFERRED STOCKS — (0.4%)

BRAZIL — (0.2%)
Other Securities		1,101,710	0.2%

COLOMBIA — (0.0%)
Other Security		13,390	0.0%

GERMANY — (0.2%)
Other Securities		764,824	0.2%

TOTAL PREFERRED STOCKS		1,879,924	0.4%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		32,087	0.0%

TAIWAN — (0.0%)
Other Securities		849	0.0%

33

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Security		$4,735	0.0%

TOTAL RIGHTS/WARRANTS		37,671	0.0%

TOTAL INVESTMENT SECURITIES (Cost $546,417,437)		419,723,420

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	479,872	5,552,602	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $551,968,166)		$425,276,022	100.2%

As of April 30, 2020, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/19/20	$2,085,671	$2,176,800	$91,129

Total Futures Contracts			$2,085,671	$2,176,800	$91,129

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$148,432	$21,329,056	—	$21,477,488
Austria	—	2,506,880	—	2,506,880
Belgium	—	5,084,813	—	5,084,813
Brazil	4,915,915	—	—	4,915,915
Canada	30,098,646	70,218	—	30,168,864
Chile	368,665	—	—	368,665
China	1,341,372	30,301,403	—	31,642,775
Colombia	140,598	—	—	140,598
Denmark	—	5,893,201	—	5,893,201
Finland	—	6,254,948	—	6,254,948
France	—	17,248,808	—	17,248,808
Germany	48,071	20,122,065	—	20,170,136
Greece	—	246,488	—	246,488
Hong Kong	—	7,406,411	—	7,406,411
India	63,672	11,143,538	—	11,207,210
Indonesia	—	1,801,573	—	1,801,573
Ireland	—	2,962,433	—	2,962,433
Israel	135,836	3,136,557	—	3,272,393
Italy	118,264	11,274,496	—	11,392,760
Japan	4,876	81,236,065	—	81,240,941
Malaysia	—	3,218,589	—	3,218,589
Mexico	2,199,955	—	—	2,199,955

34

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$158,332	$7,449,202	—	$7,607,534
New Zealand	—	1,793,800	—	1,793,800
Norway	7,295	2,364,707	—	2,372,002
Philippines	—	1,032,047	—	1,032,047
Poland	—	1,075,235	—	1,075,235
Portugal	—	607,717	—	607,717
Qatar	—	112,884	—	112,884
Russia	959,219	172,603	—	1,131,822
Saudi Arabia	—	523,821	—	523,821
Singapore	—	2,718,188	—	2,718,188
South Africa	1,389,567	3,645,089	—	5,034,656
South Korea	—	17,516,691	—	17,516,691
Spain	—	5,342,313	—	5,342,313
Sweden	23,459	9,152,387	—	9,175,846
Switzerland	—	19,070,135	—	19,070,135
Taiwan	—	21,379,622	—	21,379,622
Thailand	3,449,488	—	—	3,449,488
Turkey	—	932,985	—	932,985
United Arab Emirates	—	246,509	—	246,509
United Kingdom	915,177	43,943,947	—	44,859,124
United States	820,889	180,673	—	1,001,562
Preferred Stocks
Brazil	1,101,710	—	—	1,101,710
Colombia	13,390	—	—	13,390
Germany	—	764,824	—	764,824
Rights/Warrants
Canada	—	32,087	—	32,087
Norway	—	4,735	—	4,735
Taiwan	—	849	—	849
Securities Lending Collateral	—	5,552,602	—	5,552,602
Futures Contracts**	91,129	—	—	91,129

TOTAL	$48,513,957	$376,853,194	—	$425,367,151

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio*	Tax-Managed U.S. Small Cap Portfolio*
ASSETS:
Investments in Affiliated Investment Company at Value	$4,178,295	—	—	—
Investment Securities at Value (including $0, $67,019, $213,417 and $159,074 of securities on loan, respectively)	—	$3,797,253	$3,554,488	$2,464,419
Temporary Cash Investments at Value & Cost	—	12,036	—	8,459
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $25,516, $116,171 and $83,806, respectively)	—	25,523	116,189	83,833
Cash	—	—	209	—
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	—	13,934	76
Dividends and Interest	—	2,994	1,365	628
Securities Lending Income	—	32	93	97
Fund Shares Sold	3,587	2,497	7,207	3,064
Prepaid Expenses and Other Assets	58	26	74	43

Total Assets	4,181,940	3,840,361	3,693,559	2,560,619

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	25,538	116,180	83,822
Fund Shares Redeemed	3,626	3,240	11,771	8,409
Due to Advisor	408	584	1,033	721
Line of Credit	—	—	1,435	—
Accrued Expenses and Other Liabilities	239	327	458	306

Total Liabilities	4,273	29,689	130,877	93,258

NET ASSETS	$4,177,667	$3,810,672	$3,562,682	$2,467,361

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	164,610,586	122,972,544	142,811,256	73,810,583

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.38	$30.99	$24.95	$33.43

Investment Securities at Cost	N/A	$1,829,026	$3,039,563	$1,716,843

NET ASSETS CONSIST OF:
Paid-In Capital	$2,701,078	$1,877,089	$3,146,269	$1,821,090
Total Distributable Earnings (Loss)	1,476,589	1,933,583	416,413	646,271

NET ASSETS	$4,177,667	$3,810,672	$3,562,682	$2,467,361

(1) NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	1,700,000,000	1,500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio*	Tax-Managed DFA International Value Portfolio*	T.A. World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $272,766, $8,391, $36,828 and $8,488 of securities on loan, respectively)	$8,550,408	$2,325,995	$2,871,679	$419,723
Temporary Cash Investments at Value & Cost	27,392	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $121,477, $8,701, $16,591 and $5,551, respectively)	121,508	8,704	16,596	5,553
Segregated Cash for Futures Contracts	—	6,432	—	180
Foreign Currencies at Value	—	8,217	7,279	2,045
Cash	—	81,746	1,092	1,033
Receivables:
Investment Securities Sold	15	—	98	555
Dividends and Interest	5,829	17,277	13,566	2,068
Securities Lending Income	157	31	114	26
Fund Shares Sold	13,248	5,033	7,157	1,259
Unrealized Gain on Foreign Currency Contracts	—	15	11	2
Prepaid Expenses and Other Assets	86	58	28	38

Total Assets	8,718,643	2,453,508	2,917,620	432,482

LIABILITIES:
Payables:
Upon Return of Securities Loaned	121,603	8,710	16,590	5,551
Investment Securities Purchased	—	11,191	942	1,246
Fund Shares Redeemed	13,849	10,472	16,045	1,113
Due to Advisor	1,311	820	674	170
Futures Margin Variation	—	1,035	—	29
Unrealized Loss on Foreign Currency Contracts	—	39	—	—
Accrued Expenses and Other Liabilities	700	485	535	152

Total Liabilities	137,463	32,752	34,786	8,261

NET ASSETS	$8,581,180	$2,420,756	$2,882,834	$424,221

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	504,952,314	219,579,901	327,224,255	43,689,290

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.99	$11.02	$8.81	$9.71

Investment Securities at Cost	$5,290,580	$2,737,131	$3,006,173	$546,417

Foreign Currencies at Cost	$—	$8,125	$7,235	$2,038

NET ASSETS CONSIST OF:
Paid-In Capital	$5,379,783	$3,323,982	$3,137,126	$550,622
Total Distributable Earnings (Loss)	3,201,397	(903,226)	(254,292)	(126,401)

NET ASSETS	$8,581,180	$2,420,756	$2,882,834	$424,221

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,700,000,000	1,500,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio#	Tax-Managed U.S. Targeted Value Portfolio#	Tax-Managed U.S. Small Cap Portfolio#
Investment Income
Net Investment Income Allocated from Investment Company:
Dividends (Net of Foreign Taxes Withheld of $8, $0, $0 and $0, respectively)	$59,325	—	—	—
Income from Securities Lending	378	—	—	—
Expenses Allocated from Affiliated Investment Companies	(5,176)	—	—	—

Total Net Investment Income Allocated from Investment Company	54,527	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $39 and $15, respectively)	—	$38,048	$42,672	$22,085
Income from Securities Lending	—	199	718	819

Total Fund Investment Income	—	38,247	43,390	22,904

Fund Expenses
Investment Management Fees	8,546	3,863	8,970	6,307
Accounting & Transfer Agent Fees	503	451	557	363
Custodian Fees	—	23	35	23
Filing Fees	61	36	117	62
Shareholders’ Reports	39	29	43	35
Directors’/Trustees’ Fees & Expenses	13	10	12	8
Professional Fees	6	26	32	21
Other	(19)	17	34	27

Total Fund Expenses	9,149	4,455	9,800	6,846

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(4,961)	(69)	—	—

Net Expenses	4,188	4,386	9,800	6,846

Net Investment Income (Loss)	50,339	33,861	33,590	16,058

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(34,011)	(100,479)	(101,816)
Affiliated Investment Companies Shares Sold	—	(22)	14	14
Transactions Allocated from Affiliated Investment Company**	(74,827)	—	—	—
Futures	—	—	(4)	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(157,688)	(1,101,499)	(508,927)
Affiliated Investment Companies Shares	—	(5)	(25)	(9)
Transactions Allocated from Affiliated Investment Company	(854,377)	—	—	—

Net Realized and Unrealized Gain (Loss)	(929,204)	(191,726)	(1,201,993)	(610,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(878,865)	$(157,865)	$(1,168,403)	$(594,681)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio#	Tax-Managed DFA International Value Portfolio#	T.A. World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $13, $5,071, $4,085 and $550, respectively)	$93,029	$47,735	$39,929	$5,862
Income from Securities Lending	1,061	116	637	133

Total Investment Income	94,090	47,851	40,566	5,995

Fund Expenses
Investment Management Fees	10,376	8,252	5,804	1,405
Accounting & Transfer Agent Fees	1,097	445	431	74
Custodian Fees	54	124	324	62
Filing Fees	112	73	105	48
Shareholders’ Reports	53	45	38	14
Directors’/Trustees’ Fees & Expenses	25	9	10	1
Professional Fees	65	31	49	18
Other	86	79	85	11

Total Fund Expenses	11,868	9,058	6,846	1,633

Fees Paid Indirectly (Note C)	—	(59)	(43)	(11)

Net Expenses	11,868	8,999	6,803	1,622

Net Investment Income (Loss)	82,222	38,852	33,763	4,373

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(70,884)	(391,187)	(69,253)	(1,480)
Affiliated Investment Companies Shares Sold	(37)	(1)	—	—
Futures	—	1,205	(3)	272
Foreign Currency Transactions	—	281	(789)	(108)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,002,641)	(599,828)	(666,367)	(113,538)
Affiliated Investment Companies Shares	(15)	4	4	2
Futures	—	(478)	—	91
Translation of Foreign Currency-Denominated Amounts	—	(89)	(59)	(20)

Net Realized and Unrealized Gain (Loss)	(1,073,577)	(990,093)	(736,467)	(114,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(991,355)	$(951,241)	$(702,704)	$(110,408)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio***		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,339	$102,609	$33,861	$64,100	$33,590	$61,472	$16,058	$29,384
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(34,011)	(6,550)	(100,479)	97,735	(101,816)	57,143
Affiliated Investment Companies Shares Sold	—	—	(22)	1	14	(20)	14	(3)
Transactions Allocated from Affiliated Investment Company*,**	(74,827)	68,731	—	—	—	—	—	—
Futures	—	—	—	—	(4)	(3,081)	(1)	(1,077)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(157,688)	410,424	(1,101,499)	(81,209)	(508,927)	(25,950)
Affiliated Investment Companies Shares	—	—	(5)	8	(25)	28	(9)	27
Transactions Allocated from Affiliated Investment Company	(854,377)	250,477	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(878,865)	421,817	(157,865)	467,983	(1,168,403)	74,925	(594,681)	59,524

Distributions:
Institutional Class Shares	(119,088)	(253,191)	(34,304)	(74,496)	(119,678)	(214,152)	(67,092)	(108,850)
Capital Share Transactions (1):
Shares Issued	817,504	789,009	502,395	497,186	1,732,504	1,246,395	820,336	710,939
Shares Issued in Lieu of Cash Distributions	117,736	250,596	33,572	72,983	118,543	212,340	66,305	107,489
Shares Redeemed	(1,118,447)	(836,934)	(543,323)	(515,743)	(1,743,570)	(1,179,262)	(873,357)	(638,932)

Net Increase (Decrease) from Capital Share Transactions	(183,207)	202,671	(7,356)	54,426	107,477	279,473	13,284	179,496

Total Increase (Decrease) in Net Assets	(1,181,160)	371,297	(199,525)	447,913	(1,180,604)	140,246	(648,489)	130,170
Net Assets
Beginning of Period	5,358,827	4,987,530	4,010,197	3,562,284	4,743,286	4,603,040	3,115,850	2,985,680

End of Period	$4,177,667	$5,358,827	$3,810,672	$4,010,197	$3,562,682	$4,743,286	$2,467,361	$3,115,850

(1) Shares Issued and Redeemed:
Shares Issued	33,392	27,874	17,348	17,040	72,037	38,866	25,700	17,910
Shares Issued in Lieu of Cash Distributions	3,980	9,096	1,088	2,467	3,619	6,867	1,598	2,820
Shares Redeemed	(45,903)	(29,672)	(18,491)	(17,492)	(72,253)	(37,204)	(27,625)	(16,311)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,531)	7,298	(55)	2,015	3,403	8,529	(327)	4,419

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,222	$153,962	$38,852	$132,637	$33,763	$109,227	$4,373	$13,158
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(70,884)	181,740	(391,187)	(86,933)	(69,253)	(24,433)	(1,480)	5,834
Affiliated Investment Companies Shares Sold	(37)	(11)	(1)	1	—	—	—	—
Futures	—	—	1,205	1,498	(3)	(849)	272	(308)
Foreign Currency Transactions	—	—	281	311	(789)	(4)	(108)	(140)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,002,641)	581,525	(599,828)	72,527	(666,367)	211,192	(113,538)	5,845
Affiliated Investment Companies Shares	(15)	33	4	—	4	—	2	1
Transactions Allocated from Affiliated Investment Company	—	—	—	—	—	—	—	(1)
Futures	—	—	(478)	1,311	—	—	91	—
Translation of Foreign Currency-Denominated Amounts	—	—	(89)	186	(59)	109	(20)	30

Net Increase (Decrease) in Net Assets Resulting from Operations	(991,355)	917,249	(951,241)	121,538	(702,704)	295,242	(110,408)	24,419

Distributions:
Institutional Class Shares	(252,456)	(212,104)	(36,060)	(128,645)	(30,339)	(110,031)	(8,004)	(23,983)
Capital Share Transactions (1):
Shares Issued	1,884,839	1,894,129	1,138,348	1,052,260	1,131,993	1,430,312	304,408	329,309
Shares Issued in Lieu of Cash Distributions	247,587	208,388	35,798	127,673	29,547	107,141	7,988	23,923
Shares Redeemed	(2,429,228)	(1,798,901)	(1,587,231)	(1,020,331)	(1,502,996)	(1,114,034)	(302,809)	(280,777)

Net Increase (Decrease) from Capital Share Transactions	(296,802)	303,616	(413,085)	159,602	(341,456)	423,419	9,587	72,455

Total Increase (Decrease) in Net Assets	(1,540,613)	1,008,761	(1,400,386)	152,495	(1,074,499)	608,630	(108,825)	72,891
Net Assets
Beginning of Period	10,121,793	9,113,032	3,821,142	3,668,647	3,957,333	3,348,703	533,046	460,155

End of Period	$8,581,180	$10,121,793	$2,420,756	$3,821,142	$2,882,834	$3,957,333	$424,221	$533,046

(1) Shares Issued and Redeemed:
Shares Issued	115,895	107,528	102,341	74,455	131,760	141,343	32,133	27,492
Shares Issued in Lieu of Cash Distributions	13,017	11,999	2,657	8,932	3,033	10,438	636	2,024
Shares Redeemed	(149,941)	(103,370)	(146,986)	(72,942)	(179,426)	(111,136)	(31,884)	(23,474)

Net Increase (Decrease) from Shares Issued and Redeemed	(21,029)	16,157	(41,988)	10,445	(44,633)	40,645	885	6,042

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio												Tax-Managed U.S. Equity Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2015		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$30.95		$30.07		$30.30		$25.79		$25.60		$25.33		$32.60		$29.44	$28.01	$22.93	$22.46	$21.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.60		0.57		0.54		0.47		0.43		0.28		0.52	0.47	0.44	0.42	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.16)		1.79		0.68		5.14		0.19		0.25		(1.61)		3.25	1.40	5.09	0.48	0.56

Total from Investment Operations	(4.86)		2.39		1.25		5.68		0.66		0.68		(1.33)		3.77	1.87	5.53	0.90	0.96
Less Distributions:
Net Investment Income	(0.30)		(0.54)		(0.54)		(0.52)		(0.47)		(0.41)		(0.28)		(0.56)	(0.44)	(0.45)	(0.43)	(0.39)
Net Realized Gains	(0.41)		(0.97)		(0.94)		(0.65)		—		—		—		(0.05)	—	—	—	—

Total Distributions	(0.71)		(1.51)		(1.48)		(1.17)		(0.47)		(0.41)		(0.28)		(0.61)	(0.44)	(0.45)	(0.43)	(0.39)
Net Asset Value, End of Period	$25.38		$30.95		$30.07		$30.30		$25.79		$25.60		$30.99		$32.60	$29.44	$28.01	$22.93	$22.46

Total Return	(16.03	%)(B)	8.66%		4.09%		22.41%		2.66%		2.73%		(4.08	%)(B)	13.03%	6.68%	24.27%	4.05%	4.47%
Net Assets, End of Period (thousands)	$4,177,667		$5,358,827		$4,987,530		$4,850,362		$4,012,475		$3,860,871		$3,810,672		$4,010,197	$3,562,284	$3,310,640	$2,636,439	$2,494,153
Ratio of Expenses to Average Net Assets	0.38	%(C)(D)	0.38	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.37	%(D)	0.22	%(C)	0.22%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.58	%(C)(D)	0.58	%(D)	0.57	%(D)	0.57	%(D)	0.57	%(D)	0.43	%(D)	0.22	%(C)	0.23%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.03	%(C)	2.03%		1.83%		1.87%		1.90%		1.65%		1.70	%(C)	1.71%	1.58%	1.70%	1.87%	1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		2	%(B)	2%	1%	8%	4%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio							Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$34.02		$35.17	$37.94	$31.47	$32.34	$33.34	$42.03		$42.82	$44.35	$36.10	$36.77	$36.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.41	0.37	0.36	0.39	0.22		0.41	0.39	0.36	0.36	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.45)		0.05	(1.33)	7.53	0.28	0.16	(7.91)		0.35	(0.30)	9.10	0.92	0.45

Total from Investment Operations	(8.21)		0.50	(0.92)	7.90	0.64	0.55	(7.69)		0.76	0.09	9.46	1.28	0.81
Less Distributions:
Net Investment Income	(0.22)		(0.43)	(0.40)	(0.36)	(0.37)	(0.37)	(0.20)		(0.38)	(0.38)	(0.36)	(0.37)	(0.34)
Net Realized Gains	(0.64)		(1.22)	(1.45)	(1.07)	(1.14)	(1.18)	(0.71)		(1.17)	(1.24)	(0.85)	(1.58)	(0.69)

Total Distributions	(0.86)		(1.65)	(1.85)	(1.43)	(1.51)	(1.55)	(0.91)		(1.55)	(1.62)	(1.21)	(1.95)	(1.03)
Net Asset Value, End of Period	$24.95		$34.02	$35.17	$37.94	$31.47	$32.34	$33.43		$42.03	$42.82	$44.35	$36.10	$36.77

Total Return	(24.72	%)(B)	1.93%	(2.66%)	25.40%	2.21%	1.89%	(18.71	%)(B)	2.18%	0.12%	26.46%	3.75%	2.31%
Net Assets, End of Period (thousands)	$3,562,682		$4,743,286	$4,603,040	$4,733,681	$3,773,302	$3,670,472	$2,467,361		$3,115,850	$2,985,680	$2,933,705	$2,296,694	$2,190,308
Ratio of Expenses to Average Net Assets	0.45	%(C)	0.45%	0.44%	0.44%	0.44%	0.44%	0.47	%(C)	0.50%	0.52%	0.52%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.45	%(C)	0.45%	0.44%	0.44%	0.44%	0.44%	0.47	%(C)	0.50%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.55	%(C)	1.36%	1.07%	1.04%	1.17%	1.19%	1.11	%(C)	0.99%	0.86%	0.87%	1.04%	0.96%
Portfolio Turnover Rate	10	%(B)	24%	14%	14%	20%	14%	9	%(B)	11%	12%	11%	10%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio							Tax-Managed DFA International Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.24		$17.87	$17.56	$14.33	$14.09	$14.21	$14.61		$14.61	$16.39	$13.37	$13.87	$15.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.30	0.28	0.25	0.25	0.24	0.16		0.51	0.47	0.45	0.42	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		1.48	0.44	3.24	0.24	0.05	(3.60)		(0.01)	(1.79)	3.00	(0.50)	(1.32)

Total from Investment Operations	(1.76)		1.78	0.72	3.49	0.49	0.29	(3.44)		0.50	(1.32)	3.45	(0.08)	(0.88)
Less Distributions:
Net Investment Income	(0.14)		(0.31)	(0.27)	(0.26)	(0.25)	(0.23)	(0.15)		(0.50)	(0.46)	(0.43)	(0.42)	(0.41)
Net Realized Gains	(0.35)		(0.10)	(0.14)	—	—	(0.18)	—		—	—	—	—	(0.01)

Total Distributions	(0.49)		(0.41)	(0.41)	(0.26)	(0.25)	(0.41)	(0.15)		(0.50)	(0.46)	(0.43)	(0.42)	(0.42)
Net Asset Value, End of Period	$16.99		$19.24	$17.87	$17.56	$14.33	$14.09	$11.02		$14.61	$14.61	$16.39	$13.37	$13.87

Total Return	(9.43	%)(B)	10.25%	4.05%	24.47%	3.55%	2.14%	(23.74	%)(B)	3.52%	(8.27%)	26.13%	(0.30%)	(5.93%)
Net Assets, End of Period (thousands)	$8,581,180		$10,121,793	$9,113,032	$8,230,938	$6,219,272	$5,549,153	$2,420,756		$3,821,142	$3,668,647	$3,918,069	$3,005,025	$2,994,931
Ratio of Expenses to Average Net Assets	0.24	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.53	%(C)	0.54%	0.53%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.24	%(C)	0.25%	0.23%	0.24%	0.24%	0.24%	0.54	%(C)	0.55%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.70	%(C)	1.64%	1.49%	1.56%	1.82%	1.65%	2.29	%(C)	3.58%	2.89%	3.01%	3.32%	2.99%
Portfolio Turnover Rate	2	%(B)	6%	1%	2%	7%	7%	7	%(B)	17%	21%	16%	18%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.64		$10.11	$11.53	$9.38	$9.30	$9.94	$12.45		$12.52	$15.06	$12.04	$11.44	$12.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.30	0.29	0.25	0.23	0.24	0.10		0.32	0.31	0.28	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		0.53	(1.44)	2.15	0.08	(0.65)	(2.65)		0.26	(2.29)	3.01	0.55	(0.58)

Total from Investment Operations	(1.75)		0.83	(1.15)	2.40	0.31	(0.41)	(2.55)		0.58	(1.98)	3.29	0.80	(0.35)
Less Distributions:
Net Investment Income	(0.08)		(0.30)	(0.27)	(0.25)	(0.23)	(0.23)	(0.08)		(0.29)	(0.30)	(0.27)	(0.20)	(0.26)
Net Realized Gains	—		—	—	—	—	—	(0.11)		(0.36)	(0.26)	—	—	(0.03)

Total Distributions	(0.08)		(0.30)	(0.27)	(0.25)	(0.23)	(0.23)	(0.19)		(0.65)	(0.56)	(0.27)	(0.20)	(0.29)
Net Asset Value, End of Period	$8.81		$10.64	$10.11	$11.53	$9.38	$9.30	$9.71		$12.45	$12.52	$15.06	$12.04	$11.44

Total Return	(16.47	%)(B)	8.40%	(10.19%)	25.86%	3.48%	(4.15%)	(20.85	%)(B)	4.99%	(13.56%)	27.61%	7.18%	(2.88%)
Net Assets, End of Period (thousands)	$2,882,834		$3,957,333	$3,348,703	$3,368,999	$2,407,348	$2,124,313	$424,221		$533,046	$460,155	$466,504	$281,212	$227,731
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.37%	0.36%	0.39%	0.45%	0.45%	0.65	%(C)	0.68%	0.66%	0.67%	0.76%	0.65	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.37	%(C)	0.38%	0.36%	0.39%	0.45%	0.45%	0.66	%(C)	0.69%	0.66%	0.67%	0.77%	1.06	%(E)
Ratio of Net Investment Income to Average Net Assets	1.83	%(C)	2.95%	2.47%	2.42%	2.57%	2.42%	1.76	%(C)	2.58%	2.08%	2.04%	2.18%	1.95%
Portfolio Turnover Rate	3	%(B)	8%	6%	4%	7%	5%	14	%(B)	27%	24%	17%	28%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, eight of which (the “Portfolios”), are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Tax-Managed U.S. Marketwide Value Portfolio (the “Feeder Fund”) invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2020, the Feeder Fund was the owner of record of 74% of the total outstanding shares of its Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio each invests directly in securities.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where

46

the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Tax-Managed U.S. Marketwide Value Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

47

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

48

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio	0.34	%*
Tax-Managed U.S. Equity Portfolio	0.19	%*
Tax-Managed U.S. Targeted Value Portfolio	0.41	%*
Tax-Managed U.S. Small Cap Portfolio	0.44	%*
T.A. U.S. Core Equity 2 Portfolio	0.21	%*
Tax-Managed DFA International Value Portfolio	0.49	%*
T.A. World ex U.S. Core Equity Portfolio	0.31	%*
World ex U.S. Targeted Value Portfolio	0.57	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Tax-Managed U.S. Marketwide Value Portfolio	0.35%	0.33%
Tax-Managed U.S. Equity Portfolio	0.20%	0.18%
Tax-Managed U.S. Targeted Value Portfolio	0.42%	0.40%
Tax-Managed U.S. Small Cap Portfolio	0.45%	0.40%
T.A. U.S. Core Equity 2 Portfolio	0.22%	0.20%
Tax-Managed DFA International Value Portfolio	0.50%	0.45%
T.A. World ex U.S. Core Equity Portfolio	0.32%	0.30%
World ex U.S. Targeted Value Portfolio	0.58%	0.53%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Targeted Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

49

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio (1)	—	0.33%	—	$4,961	—
Tax-Managed U.S. Equity Portfolio (2)	0.22%	—	$71	69	$510
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.53%	—	—	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Total Management Fee Limit pursuant to the Permanent Fee Waiver was 0.35%.

(2)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.53% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Tax-Managed DFA International Value Portfolio	$59
T.A. World ex U.S. Core Equity Portfolio	43
World ex U.S. Targeted Value Portfolio	11

50

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$105
Tax-Managed U.S. Equity Portfolio	99
Tax-Managed U.S. Targeted Value Portfolio	111
Tax-Managed U.S. Small Cap Portfolio	63
T.A. U.S. Core Equity 2 Portfolio	107
Tax-Managed DFA International Value Portfolio	96
T.A. World ex U.S. Core Equity Portfolio	47
World ex U.S. Targeted Value Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Equity Portfolio	$91,985	$93,916
Tax-Managed U.S. Targeted Value Portfolio	481,400	409,479
Tax-Managed U.S. Small Cap Portfolio	267,578	278,974
T.A. U.S. Core Equity 2 Portfolio	209,380	628,347
Tax-Managed DFA International Value Portfolio	239,450	687,697
T.A. World ex U.S. Core Equity Portfolio	126,376	445,849
World ex U.S. Targeted Value Portfolio	78,446	68,786

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

51

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Equity Portfolio
The DFA Short Term Investment Fund	$81,970	$384,205	$440,625	$(22)	$(5)	$25,523	2,206	$1,922	—

Total	$81,970	$384,205	$440,625	$(22)	$(5)	$25,523	2,206	$1,922	—

Tax-Managed U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$388,737	$588,271	$860,808	$14	$(25)	$116,189	10,041	$6,700	—

Total	$388,737	$588,271	$860,808	$14	$(25)	$116,189	10,041	$6,700	—

Tax-Managed U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$311,962	$473,476	$701,610	$14	$(9)	$83,833	7,245	$6,206	—

Total	$311,962	$473,476	$701,610	$14	$(9)	$83,833	7,245	$6,206	—

T.A. U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$374,061	$880,587	$1,133,088	$(37)	$(15)	$121,508	10,501	$9,147	—

Total	$374,061	$880,587	$1,133,088	$(37)	$(15)	$121,508	10,501	$9,147	—

Tax-Managed DFA International Value Portfolio
The DFA Short Term Investment Fund	$3	$38,995	$30,297	$(1)	$4	$8,704	752	$151	—

Total	$3	$38,995	$30,297	$(1)	$4	$8,704	752	$151	—

T.A. World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$9,385	$47,309	$40,102	—	$4	$16,596	1,434	$229	—

Total	$9,385	$47,309	$40,102	—	$4	$16,596	1,434	$229	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,797	$14,135	$11,381	—	$2	$5,553	480	$63	—

Total	$2,797	$14,135	$11,381	—	$2	$5,553	480	$63	—

52

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio
2018	$87,938	$151,391	—	$239,329
2019	92,747	160,445	—	253,192
Tax-Managed U.S. Equity Portfolio
2018	53,147	—	—	53,147
2019	68,491	6,005	—	74,496
Tax-Managed U.S. Targeted Value Portfolio
2018	50,864	182,086	—	232,950
2019	57,437	156,715	—	214,152
Tax-Managed U.S. Small Cap Portfolio
2018	26,140	82,064	—	108,204
2019	27,635	81,215	—	108,850
T.A. U.S. Core Equity 2 Portfolio
2018	130,213	67,325	—	197,538
2019	159,143	52,961	—	212,104
Tax-Managed DFA International Value Portfolio
2018	113,538	—	—	113,538
2019	128,645	—	—	128,645
T.A. World ex U.S. Core Equity Portfolio
2018	86,018	—	—	86,018
2019	110,031	—	—	110,031
World ex U.S. Targeted Value Portfolio
2018	10,452	8,307	—	18,759
2019	12,161	11,822	—	23,983

53

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio	$(5,024)	—	$(5,024)
Tax-Managed U.S. Equity Portfolio	(626)	—	(626)
Tax-Managed U.S. Targeted Value Portfolio	(4,058)	$(3,844)	(7,902)
Tax-Managed U.S. Small Cap Portfolio	(1,546)	(2,194)	(3,740)
T.A. U.S. Core Equity 2 Portfolio	(12,799)	(525)	(13,324)
Tax-Managed DFA International Value Portfolio	(3,726)	—	(3,726)
T.A. World ex U.S. Core Equity Portfolio	(4,484)	—	(4,484)
World ex U.S. Targeted Value Portfolio	(1,359)	(486)	(1,845)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$7,562	$69,784	—	$2,397,424	$2,474,770
Tax-Managed U.S. Equity Portfolio	5,295	—	$(6,482)	2,127,068	2,125,881
Tax-Managed U.S. Targeted Value Portfolio	—	89,806	—	1,614,824	1,704,630
Tax-Managed U.S. Small Cap Portfolio	—	52,631	—	1,255,495	1,308,126
T.A. U.S. Core Equity 2 Portfolio	—	181,398	—	4,263,988	4,445,386
Tax-Managed DFA International Value Portfolio	14,408	—	(102,303)	172,084	84,189
T.A. World ex U.S. Core Equity Portfolio	9,193	—	(57,311)	526,922	478,804
World ex U.S. Targeted Value Portfolio	809	4,663	—	(13,459)	(7,987)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—
Tax-Managed U.S. Equity Portfolio	$6,482	$6,482
Tax-Managed U.S. Targeted Value Portfolio	—	—
Tax-Managed U.S. Small Cap Portfolio	—	—
T.A. U.S. Core Equity 2 Portfolio	—	—
Tax-Managed DFA International Value Portfolio	102,303	102,303
T.A. World ex U.S. Core Equity Portfolio	57,311	57,311
World ex U.S. Targeted Value Portfolio	—	—

54

During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,636,663	$1,539,932	—	$1,539,932
Tax-Managed U.S. Equity Portfolio	2,038,082	2,077,709	$(55,867)	2,021,842
Tax-Managed U.S. Targeted Value Portfolio	3,393,088	1,870,761	(81,195)	1,789,566
Tax-Managed U.S. Small Cap Portfolio	2,142,309	1,406,807	(67,403)	1,339,404
T.A. U.S. Core Equity 2 Portfolio	6,299,574	4,437,229	(210,226)	4,227,003
Tax-Managed DFA International Value Portfolio	3,630,775	501,312	(250,722)	250,590
T.A. World ex U.S. Core Equity Portfolio	3,371,262	902,601	(333,512)	569,089
World ex U.S. Targeted Value Portfolio	545,743	56,430	(51,670)	4,760

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily

55

on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

Futures*
Tax-Managed DFA International Value Portfolio	$28,346
World ex U.S. Targeted Value Portfolio	298

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts*,(1)
World ex U.S. Targeted Value Portfolio	$91	$91

	Liability Derivatives Value
	Total Value at April 30, 2020	Equity Contracts*,(2)
Tax-Managed DFA International Value Portfolio	$(224)	$(224)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

56

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Tax-Managed U.S. Targeted Value Portfolio	$(4)	$(4	)*
Tax-Managed U.S. Small Cap Portfolio	(1)	(1	)*
Tax-Managed DFA International Value Portfolio	1,205	1,205
T.A. World ex U.S. Core Equity Portfolio	(3)	(3	)*
World ex U.S. Targeted Value Portfolio	272	272

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Tax-Managed DFA International Value Portfolio	$(478)	$(478)
World ex U.S. Targeted Value Portfolio	91	91

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

57

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Tax-Managed U.S. Equity Portfolio	1.66%	$1,605	7	—	$3,554	—
Tax-Managed U.S. Targeted Value Portfolio	1.36%	11,147	14	$7	24,832	$1,436
Tax-Managed U.S. Small Cap Portfolio	1.25%	12,330	18	9	39,871	—
T.A. U.S. Core Equity 2 Portfolio	1.61%	35,087	25	44	107,069	—
Tax-Managed DFA International Value Portfolio	1.19%	31,219	32	35	95,713	—
T.A. World ex U.S. Core Equity Portfolio	1.21%	23,339	54	37	108,620	—
World ex U.S. Targeted Value Portfolio	1.91%	2,778	32	5	18,963	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2020
T.A. World ex U.S. Core Equity Portfolio	Borrower	0.48%	$72,414	3	$5	$108,620	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are

58

or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Equity Portfolio	$7,525	$9,605	$(5,691)
Tax-Managed U.S. Targeted Value Portfolio	109,469	39,523	(38,206)
Tax-Managed U.S. Small Cap Portfolio	42,907	35,689	(29,430)
T.A. U.S. Core Equity 2 Portfolio	12,621	36,784	(14,600)
Tax-Managed DFA International Value Portfolio	13,305	22,708	(6,266)
T.A. World ex U.S. Core Equity Portfolio	6,134	7,382	(1,751)
World ex U.S. Targeted Value Portfolio	1,671	5,759	(1,551)

J. Securities Lending:

As of April 30, 2020, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Equity Portfolio	$43,995
Tax-Managed U.S. Targeted Value Portfolio	106,650
Tax-Managed U.S. Small Cap Portfolio	82,217
T.A. U.S. Core Equity 2 Portfolio	162,225
Tax-Managed DFA International Value Portfolio	3,277
T.A. World ex U.S. Core Equity Portfolio	25,917
World ex U.S. Targeted Value Portfolio	3,838

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

59

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions

Tax-Managed U.S. Equity Portfolio
Common Stocks	$25,538	—	—	—	$25,538
Tax-Managed U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	116,180	—	—	—	116,180
Tax-Managed U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	83,822	—	—	—	83,822
T.A. U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	121,603	—	—	—	121,603
Tax-Managed DFA International Value Portfolio
Common Stocks, Preferred Stocks	8,710	—	—	—	8,710
T.A. World ex U.S. Core Equity Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	16,590	—	—	—	16,590
World ex U.S. Targeted Value Portfolio
Common Stocks	5,551	—	—	—	5,551

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

60

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	90%
Tax-Managed U.S. Equity Portfolio	3	88%
Tax-Managed U.S. Targeted Value Portfolio	3	94%
Tax-Managed U.S. Small Cap Portfolio	3	92%
T.A. U.S. Core Equity 2 Portfolio	3	88%
Tax-Managed DFA International Value Portfolio	3	93%
T.A. World ex U.S. Core Equity Portfolio	3	86%
World ex U.S. Targeted Value Portfolio	3	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee

61

of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for

62

the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

63

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Tax-Managed U.S. Equity Portfolio
December 17, 2019	94%	0%	6%
Tax-Managed DFA International Value Portfolio
December 17, 2019	93%	0%	7%
T.A. World ex U.S. Core Equity Portfolio
December 17, 2019	89%	0%	11%
World ex U.S. Targeted Value Portfolio
December 17, 2019	85%	0%	15%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

64

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”
Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLE

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$840.60	0.21%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

65

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Communication Services	14.9%
Consumer Discretionary	5.5%
Consumer Staples	7.4%
Energy.	7.2%
Financials	19.4%
Health Care.	18.5%
Industrials.	12.5%
Information Technology	11.2%
Materials.	3.1%
Real Estate.	0.2%
Utilities.	0.1%

100.0%

66

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
Activision Blizzard, Inc.	496,359	$31,632,959	0.6%
AT&T, Inc.	7,109,251	216,618,878	3.8%
* Charter Communications, Inc., Class A	339,394	168,078,091	3.0%
Comcast Corp., Class A	6,410,970	241,244,801	4.3%
* T-Mobile US, Inc.	268,988	23,617,146	0.4%
Walt Disney Co. (The)	498,015	53,860,322	1.0%
Other Securities		103,798,756	1.7%

TOTAL COMMUNICATION SERVICES		838,850,953	14.8%

CONSUMER DISCRETIONARY — (5.4%)
General Motors Co.	1,095,598	24,420,879	0.4%
Target Corp.	259,962	28,528,230	0.5%
Other Securities		257,234,120	4.6%

TOTAL CONSUMER DISCRETIONARY		310,183,229	5.5%

CONSUMER STAPLES — (7.2%)
Archer-Daniels-Midland Co.	750,362	27,868,445	0.5%
Mondelez International, Inc., Class A	2,081,099	107,051,733	1.9%
Tyson Foods, Inc., Class A	405,030	25,188,816	0.5%
Walgreens Boots Alliance, Inc.	659,669	28,557,071	0.5%
Walmart, Inc.	1,173,687	142,661,655	2.5%
Other Securities		85,180,517	1.5%

TOTAL CONSUMER STAPLES		416,508,237	7.4%

ENERGY — (7.1%)
Chevron Corp.	1,350,819	124,275,348	2.2%
ConocoPhillips	1,439,649	60,609,223	1.1%
Exxon Mobil Corp.	620,038	28,813,166	0.5%
Marathon Petroleum Corp.	1,004,662	32,229,557	0.6%
Phillips 66	775,455	56,740,042	1.0%
Valero Energy Corp.	605,899	38,383,702	0.7%
Other Securities		65,559,918	1.1%

TOTAL ENERGY		406,610,956	7.2%

FINANCIALS — (19.0%)
Bank of America Corp.	5,929,137	142,595,745	2.5%
* Berkshire Hathaway, Inc., Class B	171,479	32,128,305	0.6%
Capital One Financial Corp.	333,920	21,624,659	0.4%
Citigroup, Inc.	1,441,183	69,983,846	1.2%
Goldman Sachs Group, Inc. (The)	198,993	36,499,296	0.7%
JPMorgan Chase & Co.	2,307,658	220,981,330	3.9%
Morgan Stanley	1,036,923	40,885,874	0.7%
PNC Financial Services Group, Inc. (The)	217,040	23,151,657	0.4%
Truist Financial Corp.	526,391	19,644,912	0.4%
Wells Fargo & Co.	2,422,026	70,359,855	1.3%
Other Securities		417,585,811	7.3%

TOTAL FINANCIALS		1,095,441,290	19.4%

67

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (18.1%)
Abbott Laboratories	915,297	$84,289,701	1.5%
Anthem, Inc.	504,640	141,667,587	2.5%
* Cigna Corp.	285,386	55,872,871	1.0%
CVS Health Corp.	1,510,745	92,986,355	1.7%
Danaher Corp.	375,873	61,440,201	1.1%
Humana, Inc.	198,071	75,627,469	1.3%
Medtronic P.L.C.	814,175	79,487,905	1.4%
Pfizer, Inc.	3,696,959	141,815,347	2.5%
Thermo Fisher Scientific, Inc.	435,609	145,789,620	2.6%
UnitedHealth Group, Inc.	89,716	26,239,239	0.5%
Other Securities		137,865,527	2.3%

TOTAL HEALTH CARE		1,043,081,822	18.4%

INDUSTRIALS — (12.2%)
CSX Corp.	1,008,000	66,759,840	1.2%
Eaton Corp. P.L.C.	265,270	22,150,045	0.4%
L3Harris Technologies, Inc.	127,356	24,668,857	0.4%
Norfolk Southern Corp.	545,229	93,288,682	1.7%
Republic Services, Inc.	429,755	33,667,007	0.6%
Union Pacific Corp.	420,400	67,175,716	1.2%
Other Securities		395,458,053	6.9%

TOTAL INDUSTRIALS		703,168,200	12.4%

INFORMATION TECHNOLOGY — (11.0%)
Fidelity National Information Services, Inc.	201,896	26,628,063	0.5%
Intel Corp.	4,943,498	296,511,010	5.3%
* Micron Technology, Inc.	878,203	42,057,142	0.8%
Other Securities		267,098,151	4.6%

TOTAL INFORMATION TECHNOLOGY		632,294,366	11.2%

MATERIALS — (3.0%)
Newmont Corp.	502,635	29,896,730	0.5%
Other Securities		142,776,213	2.6%

TOTAL MATERIALS		172,672,943	3.1%

REAL ESTATE — (0.2%)
Other Securities		10,573,765	0.2%

UTILITIES — (0.1%)
Other Securities		8,329,585	0.1%

TOTAL COMMON STOCKS (Cost $3,484,456,097)		5,637,715,346	99.7%

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	69,908,508	69,908,508	1.2%

68

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	4,829,090	$55,877,406	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,610,231,060)		$5,763,501,260	101.9%

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

69

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series*
ASSETS:
Investment Securities at Value (including $125,406 of securities on loan, respectively)	$5,637,715
Temporary Cash Investments at Value & Cost	69,909
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $55,866)	55,877
Receivables:
Investment Securities Sold	3
Dividends and Interest	6,351
Securities Lending Income	75

Total Assets	5,769,930

LIABILITIES:
Payables:
Upon Return of Securities Loaned	55,886
Investment Securities Purchased	58,713
Due to Advisor	854
Accrued Expenses and Other Liabilities	430

Total Liabilities	115,883

NET ASSETS	$5,654,047

Investment Securities at Cost	$3,484,456

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

70

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $11)	$80,723
Income from Securities Lending	513

Total Investment Income	81,236

Expenses
Investment Management Fees	6,750
Accounting & Transfer Agent Fees	145
Custodian Fees	37
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	18
Professional Fees	42
Other	42

Total Expenses	7,042

Net Expenses	7,042

Net Investment Income (Loss)	74,194

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(100,535)
Affiliated Investment Companies Shares Sold	(20)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,165,156)
Affiliated Investment Companies Shares	(5)

Net Realized and Unrealized Gain (Loss)	(1,265,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,191,522)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

71

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,194	$151,159
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(100,535)	102,290
Affiliated Investment Companies Shares Sold	(20)	—
Futures	—	(2,039)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,165,156)	326,938
Affiliated Investment Companies Shares	(5)	9

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,191,522)	578,357

Transactions in Interest:
Contributions	195,324	305,972
Withdrawals	(627,510)	(436,360)

Net Increase (Decrease) from Transactions in Interest	(432,186)	(130,388)

Total Increase (Decrease) in Net Assets	(1,623,708)	447,969
Net Assets
Beginning of Period	7,277,755	6,829,786

End of Period	$5,654,047	$7,277,755

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

72

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)
Total Return	(15.94	%)(B)	8.83%	4.26%	22.61%	2.79%	2.93%
Net Assets, End of Period (thousands)	$5,654,047		$7,277,755	$6,829,786	$6,667,096	$5,538,404	$5,348,412
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.21	%(C)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.20	%(C)	2.20%	1.99%	2.02%	2.05%	1.82%
Portfolio Turnover Rate	5	%(B)	10%	5%	7%	9%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the “Series”), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

74

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $147 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2020, the Series’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2020, the total related amount paid by the Trust to the CCO was $45 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

75

D. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$342,012	$695,699

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

Total	$101,760	$399,340	$445,198	$(20)	$(5)	$55,877	4,829	$2,361	—

E. Federal Income Taxes:

The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$4,155,454	$3,282,037	$(155,912)	$3,126,125

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

76

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

77

For the six months ended April 30, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
The Tax-Managed U.S. Marketwide Value Series	1.66%	$14,410	31	$14	$48,174	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2020.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Tax-Managed U.S. Marketwide Value Series	$36,720	$11,234	$(1,210)

I. Securities Lending:

As of April 30, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$74,899

78

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Tax-Managed U.S. Marketwide Value Series
Common Stocks	$55,886	—	—	—	$55,886

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

79

annual periods. The Series’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

80

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

81

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

82

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

83

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the Tax-Managed U.S. Small Cap Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

84

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

85

DFA043020-002S 00245692

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of a Portfolio’s annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the insurance company or your financial intermediary anytime by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars
Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2020.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$754.20	0.37%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$825.10	0.27%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$758.80	0.43%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16

VA International Small Portfolio
Actual Fund Return	$1,000.00	$836.30	0.55%	$2.51
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,007.40	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,007.80	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,049.30	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$941.80	0.30%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$878.40	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	14.1%
Consumer Staples	4.4%
Energy	7.8%
Financials	26.2%
Health Care	5.1%
Industrials	19.8%
Information Technology	11.0%
Materials	7.5%
Real Estate	0.9%
Utilities	0.1%

100.0%

VA U.S. Large Value Portfolio
Communication Services	12.6%
Consumer Discretionary	4.9%
Consumer Staples	5.3%
Energy	9.7%
Financials	20.5%
Health Care	18.0%
Industrials	10.6%
Information Technology	11.7%
Materials	6.0%
Real Estate	0.3%
Utilities	0.4%

100.0%

VA International Value Portfolio
Communication Services	5.1%
Consumer Discretionary	15.3%
Consumer Staples	4.5%
Energy	10.6%
Financials	27.6%
Health Care	7.1%
Industrials	10.8%
Information Technology	2.2%
Materials	12.4%
Real Estate	3.0%
Utilities	1.4%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.5%
Consumer Discretionary	13.1%
Consumer Staples	6.4%
Energy	3.3%
Financials	12.0%
Health Care	5.6%
Industrials	23.6%
Information Technology	10.3%
Materials	12.1%
Real Estate	5.4%
Utilities	3.7%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Corporate	7.6%
Government	39.6%
Foreign Corporate	25.4%
Foreign Government	14.3%
Supranational	13.1%

100.0%

VA Global Bond Portfolio
Corporate	7.1%
Government	2.2%
Foreign Corporate	37.3%
Foreign Government	37.4%
Supranational	16.0%

100.0%

VIT Inflation-Protected Securities
Portfolio
Government	100.0%

100.0%

6

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (3.0%)
	News Corp., Class A	92,651	$918,171	0.3%
	Other Securities		7,822,851	2.8%

TOTAL COMMUNICATION SERVICES			8,741,022	3.1%

CONSUMER DISCRETIONARY — (13.6%)
*	AutoNation, Inc.	23,277	866,835	0.3%
	BorgWarner, Inc.	38,886	1,110,973	0.4%
	Lear Corp.	10,262	1,002,084	0.4%
*	Mohawk Industries, Inc.	18,326	1,607,557	0.6%
#	Royal Caribbean Cruises, Ltd.	37,602	1,758,646	0.6%
	Toll Brothers, Inc.	43,252	1,038,913	0.4%
	Other Securities		32,564,684	11.2%

TOTAL CONSUMER DISCRETIONARY			39,949,692	13.9%

CONSUMER STAPLES — (4.3%)
	Bunge, Ltd.	35,920	1,424,946	0.5%
*	Post Holdings, Inc.	15,635	1,436,075	0.5%
*	US Foods Holding Corp.	40,057	861,226	0.3%
	Other Securities		8,824,732	3.1%

TOTAL CONSUMER STAPLES			12,546,979	4.4%

ENERGY — (7.6%)
	Devon Energy Corp.	87,033	1,085,301	0.4%
	Halliburton Co.	153,333	1,609,996	0.6%
	HollyFrontier Corp.	35,814	1,183,295	0.4%
	Marathon Oil Corp.	141,613	866,672	0.3%
	Other Securities		17,536,499	6.1%

TOTAL ENERGY			22,281,763	7.8%

FINANCIALS — (25.4%)
	Ally Financial, Inc.	71,762	1,176,179	0.4%
	Assured Guaranty, Ltd.	28,997	862,081	0.3%
*	Athene Holding, Ltd., Class A	49,618	1,339,686	0.5%
	Comerica, Inc.	27,606	962,345	0.3%
	Legg Mason, Inc.	18,949	944,229	0.3%
	New York Community Bancorp, Inc.	113,503	1,232,643	0.4%
	People’s United Financial, Inc.	106,113	1,346,574	0.5%
	Popular, Inc.	24,047	927,974	0.3%
	Reinsurance Group of America, Inc.	12,110	1,267,675	0.4%
	Santander Consumer USA Holdings, Inc.	56,507	880,944	0.3%
	TCF Financial Corp.	31,630	939,095	0.3%
	Unum Group	51,109	891,852	0.3%
	Voya Financial, Inc.	30,491	1,377,279	0.5%
	Zions Bancorp NA	43,995	1,390,682	0.5%
	Other Securities		58,834,879	20.6%

TOTAL FINANCIALS			74,374,117	25.9%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.9%)
*	DaVita, Inc.	18,462	$1,458,683	0.5%
	Other Securities		12,922,249	4.5%

TOTAL HEALTH CARE			14,380,932	5.0%

INDUSTRIALS — (19.2%)
	Air Lease Corp.	36,394	951,703	0.3%
	AMERCO	3,204	897,537	0.3%
*	FTI Consulting, Inc.	8,759	1,115,546	0.4%
#	Knight-Swift Transportation Holdings, Inc.	43,670	1,623,651	0.6%
	Owens Corning	32,644	1,415,444	0.5%
	Snap-on, Inc.	7,532	981,344	0.3%
*	United Airlines Holdings, Inc.	38,733	1,145,722	0.4%
#*	XPO Logistics, Inc.	15,073	1,005,972	0.4%
	Other Securities		47,086,208	16.4%

TOTAL INDUSTRIALS			56,223,127	19.6%

INFORMATION TECHNOLOGY — (10.7%)
*	Arrow Electronics, Inc.	27,872	1,753,706	0.6%
	Avnet, Inc.	37,316	1,120,226	0.4%
*	CACI International, Inc., Class A	4,175	1,044,335	0.4%
*	Flex, Ltd.	114,348	1,116,037	0.4%
	Jabil, Inc.	40,453	1,150,483	0.4%
*	ON Semiconductor Corp.	62,715	1,006,262	0.4%
	SYNNEX Corp.	10,748	941,095	0.3%
*	Tech Data Corp.	9,711	1,365,755	0.5%
	Other Securities		21,841,777	7.5%

TOTAL INFORMATION TECHNOLOGY			31,339,676	10.9%

MATERIALS — (7.3%)
	Eastman Chemical Co.	24,714	1,495,444	0.5%
	Huntsman Corp.	53,525	899,755	0.3%
	Reliance Steel & Aluminum Co.	18,842	1,687,866	0.6%
	Steel Dynamics, Inc.	37,544	911,193	0.3%
	Other Securities		16,403,025	5.8%

TOTAL MATERIALS			21,397,283	7.5%

REAL ESTATE — (0.9%)
	Jones Lang LaSalle, Inc.	11,310	1,194,110	0.4%
	Other Securities		1,375,926	0.5%

TOTAL REAL ESTATE			2,570,036	0.9%

UTILITIES — (0.1%)
	Other Securities		262,184	0.1%

TOTAL COMMON STOCKS (Cost $362,717,333)			284,066,811	99.1%

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund, 0.216%	799,793	799,793	0.3%

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	682,452	$7,896,650	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $371,412,077)		$292,763,254	102.1%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,741,022	—	—	$8,741,022
Consumer Discretionary	39,948,575	$1,117	—	39,949,692
Consumer Staples	12,546,979	—	—	12,546,979
Energy	22,281,763	—	—	22,281,763
Financials	74,364,616	9,501	—	74,374,117
Health Care	14,348,370	32,562	—	14,380,932
Industrials	56,223,127	—	—	56,223,127
Information Technology	31,339,676	—	—	31,339,676
Materials	21,397,283	—	—	21,397,283
Real Estate	2,570,036	—	—	2,570,036
Utilities	262,184	—	—	262,184
Temporary Cash Investments	799,793	—	—	799,793
Securities Lending Collateral	—	7,896,650	—	7,896,650

TOTAL	$284,823,424	$7,939,830	—	$292,763,254

See accompanying Notes to Financial Statements.

9

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (12.5%)
AT&T, Inc.	597,942	$18,219,293	4.0%
* Charter Communications, Inc., Class A	13,352	6,612,311	1.4%
Comcast Corp., Class A	394,537	14,846,427	3.3%
* T-Mobile US, Inc.	27,424	2,407,827	0.5%
Walt Disney Co. (The)	70,194	7,591,481	1.7%
Other Securities		7,820,305	1.7%

TOTAL COMMUNICATION SERVICES		57,497,644	12.6%

CONSUMER DISCRETIONARY — (4.9%)
DR Horton, Inc.	56,804	2,682,285	0.6%
General Motors Co.	100,456	2,239,164	0.5%
Other Securities		17,493,687	3.8%

TOTAL CONSUMER DISCRETIONARY		22,415,136	4.9%

CONSUMER STAPLES — (5.3%)
Kroger Co. (The)	96,238	3,042,083	0.7%
Mondelez International, Inc., Class A	64,009	3,292,623	0.7%
Walgreens Boots Alliance, Inc.	57,373	2,483,677	0.5%
Walmart, Inc.	51,411	6,249,007	1.4%
Other Securities		9,280,028	2.0%

TOTAL CONSUMER STAPLES		24,347,418	5.3%

ENERGY — (9.7%)
Chevron Corp.	145,615	13,396,580	2.9%
ConocoPhillips	91,117	3,836,026	0.8%
Exxon Mobil Corp.	256,163	11,903,895	2.6%
Valero Energy Corp.	33,270	2,107,654	0.5%
Other Securities		13,040,472	2.9%

TOTAL ENERGY		44,284,627	9.7%

FINANCIALS — (20.5%)
Bank of America Corp.	412,767	9,927,046	2.2%
Bank of New York Mellon Corp. (The)	62,976	2,364,119	0.5%
* Berkshire Hathaway, Inc., Class B	54,989	10,302,739	2.3%
Capital One Financial Corp.	35,538	2,301,441	0.5%
Citigroup, Inc.	128,445	6,237,289	1.4%
Goldman Sachs Group, Inc. (The)	24,860	4,559,821	1.0%
JPMorgan Chase & Co.	144,725	13,858,866	3.0%
Morgan Stanley	89,250	3,519,128	0.8%
PNC Financial Services Group, Inc. (The)	21,999	2,346,633	0.5%
Truist Financial Corp.	64,598	2,410,798	0.5%
Wells Fargo & Co.	293,317	8,520,859	1.9%
Other Securities		27,318,146	5.9%

TOTAL FINANCIALS		93,666,885	20.5%

HEALTH CARE — (17.9%)
Anthem, Inc.	21,126	5,930,702	1.3%
Bristol-Myers Squibb Co.	39,113	2,378,462	0.5%

10

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Centene Corp.	30,029	$1,999,331	0.4%
* Cigna Corp.	30,231	5,918,625	1.3%
CVS Health Corp.	106,209	6,537,164	1.4%
Danaher Corp.	29,115	4,759,138	1.1%
Humana, Inc.	9,731	3,715,490	0.8%
* Laboratory Corp. of America Holdings	14,026	2,306,576	0.5%
Medtronic P.L.C.	67,066	6,547,654	1.4%
Pfizer, Inc.	454,015	17,416,015	3.8%
Quest Diagnostics, Inc.	17,759	1,955,444	0.4%
Thermo Fisher Scientific, Inc.	16,736	5,601,204	1.2%
Other Securities		16,942,319	3.9%

TOTAL HEALTH CARE		82,008,124	18.0%

INDUSTRIALS — (10.5%)
Eaton Corp. P.L.C.	32,845	2,742,557	0.6%
FedEx Corp.	18,335	2,324,328	0.5%
Norfolk Southern Corp.	20,596	3,523,976	0.8%
Raytheon Technologies Corp.	60,005	3,888,924	0.9%
Republic Services, Inc.	28,633	2,243,109	0.5%
Stanley Black & Decker, Inc.	17,942	1,977,208	0.4%
Other Securities		31,552,914	6.9%

TOTAL INDUSTRIALS		48,253,016	10.6%

INFORMATION TECHNOLOGY — (11.7%)
Cognizant Technology Solutions Corp., Class A	39,424	2,287,381	0.5%
Fidelity National Information Services, Inc.	25,320	3,339,455	0.7%
Intel Corp.	352,267	21,128,975	4.6%
* Micron Technology, Inc.	97,428	4,665,827	1.0%
Other Securities		22,010,677	4.9%

TOTAL INFORMATION TECHNOLOGY		53,432,315	11.7%

MATERIALS — (6.0%)
Linde P.L.C.	15,089	2,776,225	0.6%
Newmont Corp.	48,934	2,910,594	0.6%
Other Securities		21,634,526	4.8%

TOTAL MATERIALS		27,321,345	6.0%

REAL ESTATE — (0.3%)
Other Securities		1,329,980	0.3%

UTILITIES — (0.4%)
Other Securities		1,806,365	0.4%

TOTAL COMMON STOCKS (Cost $450,330,002)		456,362,855	100.0%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	606,621	606,621	0.1%

11

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	59,645	$690,156	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $451,626,467)		$457,659,632	100.3%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$57,497,644	—	—	$57,497,644
Consumer Discretionary	22,415,136	—	—	22,415,136
Consumer Staples	24,347,418	—	—	24,347,418
Energy	44,284,627	—	—	44,284,627
Financials	93,666,885	—	—	93,666,885
Health Care	82,008,124	—	—	82,008,124
Industrials	48,253,016	—	—	48,253,016
Information Technology	53,432,315	—	—	53,432,315
Materials	27,321,345	—	—	27,321,345
Real Estate	1,329,980	—	—	1,329,980
Utilities	1,806,365	—	—	1,806,365
Temporary Cash Investments	606,621	—	—	606,621
Securities Lending Collateral	—	$690,156	—	690,156

TOTAL	$456,969,476	$690,156	—	$457,659,632

See accompanying Notes to Financial Statements.

12

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.	242,031	$2,629,052	1.0%
National Australia Bank, Ltd.	161,379	1,768,307	0.7%
Westpac Banking Corp.	271,300	2,822,644	1.1%
# Westpac Banking Corp., Sponsored ADR	11,850	123,595	0.0%
Other Securities		8,205,965	3.0%

TOTAL AUSTRALIA		15,549,563	5.8%

AUSTRIA — (0.1%)
Other Security		187,790	0.1%

BELGIUM — (0.8%)
Other Securities		2,125,659	0.8%

CANADA — (7.8%)
Bank of Montreal 2076009	35,976	1,829,104	0.7%
Bank of Nova Scotia (The)	39,963	1,602,023	0.6%
# Canadian Imperial Bank of Commerce	29,009	1,718,928	0.6%
Canadian Natural Resources, Ltd.	104,902	1,758,158	0.7%
Magna International, Inc.	41,970	1,638,089	0.6%
Suncor Energy, Inc.	87,240	1,557,234	0.6%
Other Securities		12,137,081	4.5%

TOTAL CANADA		22,240,617	8.3%

DENMARK — (2.0%)
Vestas Wind Systems A.S	16,721	1,435,885	0.5%
Other Securities		4,385,665	1.7%

TOTAL DENMARK		5,821,550	2.2%

FINLAND — (0.6%)
Other Securities		1,792,621	0.7%

FRANCE — (8.4%)
BNP Paribas SA	51,999	1,633,617	0.6%
Cie de Saint-Gobain	54,149	1,440,792	0.5%
Cie Generale des Etablissements Michelin SCA	20,054	1,937,638	0.7%
Orange SA	133,175	1,617,947	0.6%
Total SA	167,429	5,942,452	2.2%
Other Securities		11,420,324	4.4%

TOTAL FRANCE		23,992,770	9.0%

GERMANY — (7.0%)
Allianz SE	14,346	2,640,112	1.0%
BASF SE	35,755	1,829,815	0.7%
Bayer AG	45,875	3,017,169	1.1%
Bayerische Motoren Werke AG	29,120	1,712,989	0.7%
Daimler AG	92,360	3,158,988	1.2%
Volkswagen AG	3,115	460,533	0.2%

13

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$7,084,844	2.5%

TOTAL GERMANY		19,904,450	7.4%

HONG KONG — (3.0%)
CK Hutchison Holdings, Ltd.	176,012	1,304,631	0.5%
Sun Hung Kai Properties, Ltd.	95,362	1,303,963	0.5%
Other Securities		5,920,248	2.2%

TOTAL HONG KONG		8,528,842	3.2%

IRELAND — (0.5%)
Other Securities		1,444,044	0.5%

ISRAEL — (0.5%)
Other Securities		1,446,960	0.5%

ITALY — (1.6%)
Other Securities		4,650,649	1.7%

JAPAN — (22.0%)
Hitachi, Ltd.	45,300	1,344,478	0.5%
Honda Motor Co., Ltd.	108,400	2,632,403	1.0%
Mitsubishi UFJ Financial Group, Inc.	386,000	1,559,440	0.6%
SoftBank Group Corp.	60,800	2,606,046	1.0%
Sumitomo Mitsui Financial Group, Inc.	65,900	1,732,987	0.6%
Toyota Motor Corp.	106,770	6,601,254	2.5%
Other Securities		46,033,637	17.1%

TOTAL JAPAN		62,510,245	23.3%

NETHERLANDS — (3.4%)
# Koninklijke Ahold Delhaize NV	114,386	2,777,343	1.0%
Koninklijke DSM NV	17,896	2,193,367	0.8%
Koninklijke Philips NV	34,469	1,502,589	0.6%
Other Securities		3,319,925	1.3%

TOTAL NETHERLANDS		9,793,224	3.7%

NEW ZEALAND — (0.2%)
Other Securities		591,654	0.2%

NORWAY — (0.8%)
Other Securities		2,128,601	0.8%

PORTUGAL — (0.1%)
Other Securities		155,006	0.1%

SINGAPORE — (1.1%)
Other Securities		3,071,763	1.1%

SPAIN — (1.8%)
Banco Santander SA	1,437,562	3,212,070	1.2%
Other Securities		1,904,401	0.7%

TOTAL SPAIN		5,116,471	1.9%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$7,165,102	2.7%

SWITZERLAND — (9.8%)
ABB, Ltd.	108,819	2,065,632	0.8%
Cie Financiere Richemont SA	31,128	1,765,998	0.7%
Lonza Group AG	6,887	3,007,316	1.1%
Novartis AG	19,222	1,640,376	0.6%
Novartis AG, Sponsored ADR	56,526	4,789,448	1.8%
Swisscom AG	2,547	1,323,400	0.5%
UBS Group AG	128,899	1,380,185	0.5%
Zurich Insurance Group AG	11,124	3,526,912	1.3%
Other Securities		8,397,576	3.1%

TOTAL SWITZERLAND		27,896,843	10.4%

UNITED KINGDOM — (12.2%)
Anglo American P.L.C.	78,278	1,392,178	0.5%
Aviva P.L.C.	443,489	1,341,168	0.5%
BP P.L.C.	150,526	593,135	0.2%
# BP P.L.C., Sponsored ADR	99,837	2,376,118	0.9%
British American Tobacco P.L.C.	89,371	3,444,735	1.3%
# British American Tobacco P.L.C., Sponsored ADR	14,611	557,410	0.2%
Glencore P.L.C.	759,106	1,422,139	0.5%
# HSBC Holdings P.L.C., Sponsored ADR	132,381	3,406,163	1.3%
Royal Dutch Shell P.L.C., Class B.	36,847	589,870	0.2%
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	85,104	2,819,495	1.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	133,475	4,267,196	1.6%
Vodafone Group P.L.C.	1,569,855	2,214,553	0.8%
Vodafone Group P.L.C., Sponsored ADR	63,098	892,203	0.3%
Other Securities		9,327,593	3.5%

TOTAL UNITED KINGDOM		34,643,956	12.9%

UNITED STATES — (0.0%)
Other Security		90,863	0.0%

TOTAL COMMON STOCKS		260,849,243	97.3%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	18,370	2,555,839	1.0%
Other Securities		651,806	0.2%

TOTAL GERMANY		3,207,645	1.2%

TOTAL INVESTMENT SECURITIES (Cost $354,816,175)		264,056,888

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	1,777,832	20,571,299	7.7%

TOTAL INVESTMENTS—(100.0%) (Cost $375,379,867)		$284,628,187	106.2%

15

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, VA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	06/19/20	$726,911	$725,600	$(1,311)

Total Futures Contracts			$726,911	$725,600	$(1,311)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$491,253	$15,058,310	—	$15,549,563
Austria	—	187,790	—	187,790
Belgium	—	2,125,659	—	2,125,659
Canada	22,240,617	—	—	22,240,617
Denmark	—	5,821,550	—	5,821,550
Finland	—	1,792,621	—	1,792,621
France	—	23,992,770	—	23,992,770
Germany	354,554	19,549,896	—	19,904,450
Hong Kong	—	8,528,842	—	8,528,842
Ireland	817,336	626,708	—	1,444,044
Israel	508,797	938,163	—	1,446,960
Italy	281,511	4,369,138	—	4,650,649
Japan	—	62,510,245	—	62,510,245
Netherlands	587,064	9,206,160	—	9,793,224
New Zealand	—	591,654	—	591,654
Norway	—	2,128,601	—	2,128,601
Portugal	—	155,006	—	155,006
Singapore	—	3,071,763	—	3,071,763
Spain	134,518	4,981,953	—	5,116,471
Sweden	—	7,165,102	—	7,165,102
Switzerland	6,086,888	21,809,955	—	27,896,843
United Kingdom	16,737,953	17,906,003	—	34,643,956
United States	90,863	—	—	90,863
Preferred Stocks
Germany	—	3,207,645	—	3,207,645
Securities Lending Collateral	—	20,571,299	—	20,571,299
Futures Contracts**	(1,311)	—	—	(1,311)

TOTAL	$48,330,043	$236,296,833	—	$284,626,876

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

16

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.9%)
Other Securities		$13,206,843	6.2%

AUSTRIA — (1.3%)
Other Securities		2,901,535	1.4%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	2,838	376,142	0.2%
# Elia Group SA	3,600	413,938	0.2%
Other Securities		2,718,933	1.3%

TOTAL BELGIUM		3,509,013	1.7%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	49,444	398,193	0.2%
Pan American Silver Corp.	24,798	527,333	0.3%
Yamana Gold, Inc.	79,682	375,526	0.2%
Other Securities		16,008,272	7.5%

TOTAL CANADA		17,309,324	8.2%

CHINA — (0.1%)
Other Securities		271,361	0.1%

DENMARK — (2.0%)
Ambu A.S., Class B	13,434	420,783	0.2%
* Royal Unibrew A.S	5,705	441,374	0.2%
SimCorp A.S	4,224	390,166	0.2%
Other Securities		3,240,554	1.5%

TOTAL DENMARK		4,492,877	2.1%

FINLAND — (2.5%)
Huhtamaki Oyj	12,148	453,413	0.2%
Kesko Oyj, Class B	29,340	478,069	0.2%
Orion Oyj, Class B	12,294	624,761	0.3%
Other Securities		3,986,048	1.9%

TOTAL FINLAND		5,542,291	2.6%

FRANCE — (3.6%)
# Iliad SA	2,484	369,919	0.2%
Ingenico Group SA	7,159	900,729	0.4%
Other Securities		6,725,250	3.2%

TOTAL FRANCE		7,995,898	3.8%

GERMANY — (5.7%)
Bechtle AG	3,227	466,681	0.2%
GEA Group AG	16,713	383,528	0.2%
Lanxess AG	10,424	512,917	0.3%
#* OSRAM Licht AG	10,845	477,228	0.2%
Rheinmetall AG	5,414	366,415	0.2%
TAG Immobilien AG	16,544	362,374	0.2%

17

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$10,193,974	4.7%

TOTAL GERMANY		12,763,117	6.0%

HONG KONG — (2.3%)
Other Securities		5,192,851	2.4%

IRELAND — (0.3%)
Other Securities		669,357	0.3%

ISRAEL — (1.4%)
Other Securities		3,004,170	1.4%

ITALY — (3.8%)
Hera SpA	102,322	378,771	0.2%
# Prysmian SpA	21,333	402,511	0.2%
Unione di Banche Italiane SpA	127,388	365,180	0.2%
Other Securities		7,399,115	3.4%

TOTAL ITALY		8,545,577	4.0%

JAPAN — (23.7%)
Other Securities		52,999,226	25.0%

NETHERLANDS — (2.9%)
ASM International NV	5,440	601,448	0.3%
ASR Nederland NV	16,636	445,831	0.2%
# BE Semiconductor Industries NV	9,703	401,566	0.2%
Euronext NV	5,979	501,961	0.2%
# IMCD NV	6,146	542,717	0.3%
Other Securities		3,948,999	1.8%

TOTAL NETHERLANDS		6,442,522	3.0%

NEW ZEALAND — (0.5%)
Other Securities		1,194,327	0.6%

NORWAY — (0.9%)
Other Securities		2,071,263	1.0%

PORTUGAL — (0.3%)
Other Securities		706,885	0.3%

SINGAPORE — (1.4%)
Other Securities		3,125,556	1.5%

SPAIN — (2.2%)
Enagas SA	16,030	374,168	0.2%
Other Securities		4,566,269	2.1%

TOTAL SPAIN		4,940,437	2.3%

SWEDEN — (2.9%)
Other Securities		6,492,149	3.1%

SWITZERLAND — (6.5%)
Allreal Holding AG	2,124	394,516	0.2%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
* ams AG	30,565	$401,222	0.2%
Belimo Holding AG	57	379,483	0.2%
# Clariant AG	24,802	458,483	0.2%
Galenica AG	5,289	378,747	0.2%
Georg Fischer AG	507	378,374	0.2%
Helvetia Holding AG	4,587	418,130	0.2%
Mobimo Holding AG	1,289	355,316	0.2%
PSP Swiss Property AG	5,203	604,419	0.3%
SIG Combibloc Group AG	25,699	416,240	0.2%
VAT Group AG	3,471	572,859	0.3%
Other Securities		9,681,710	4.4%

TOTAL SWITZERLAND		14,439,499	6.8%

UNITED KINGDOM — (13.8%)
Babcock International Group P.L.C.	67,058	355,184	0.2%
Bellway P.L.C.	14,240	476,489	0.2%
Cranswick P.L.C.	8,895	416,052	0.2%
Diploma P.L.C.	18,909	409,847	0.2%
Electrocomponents P.L.C.	71,675	520,648	0.3%
Games Workshop Group P.L.C.	5,956	450,777	0.2%
IG Group Holdings P.L.C.	47,504	450,254	0.2%
Pennon Group P.L.C.	51,927	715,027	0.4%
Spectris P.L.C.	14,576	491,513	0.2%
Tate & Lyle P.L.C.	61,027	546,824	0.3%
Travis Perkins P.L.C.	34,736	453,565	0.2%
Other Securities		25,637,849	12.0%

TOTAL UNITED KINGDOM		30,924,029	14.6%

UNITED STATES — (0.2%)
Other Securities		352,779	0.2%

TOTAL COMMON STOCKS		209,092,886	98.6%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		652,785	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		9,550	0.0%

NORWAY — (0.0%)
Other Security		1,746	0.0%

ISRAEL — (0.0%)
Other Security		387	0.0%

TOTAL RIGHTS/WARRANTS		11,683	0.0%

TOTAL INVESTMENT SECURITIES (Cost $253,685,107)		209,757,354

19

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	1,177,318	$13,622,747	6.4%

TOTAL INVESTMENTS—(100.0%) (Cost $267,305,661)		$223,380,101	105.3%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,286	$13,108,557	—	$13,206,843
Austria	—	2,901,535	—	2,901,535
Belgium	154,899	3,354,114	—	3,509,013
Canada	17,271,048	38,276	—	17,309,324
China	—	271,361	—	271,361
Denmark	—	4,492,877	—	4,492,877
Finland	—	5,542,291	—	5,542,291
France	—	7,995,898	—	7,995,898
Germany	309,414	12,453,703	—	12,763,117
Hong Kong	—	5,192,851	—	5,192,851
Ireland	—	669,357	—	669,357
Israel	37,793	2,966,377	—	3,004,170
Italy	—	8,545,577	—	8,545,577
Japan	21,074	52,978,152	—	52,999,226
Netherlands	—	6,442,522	—	6,442,522
New Zealand	—	1,194,327	—	1,194,327
Norway	2,732	2,068,531	—	2,071,263
Portugal	—	706,885	—	706,885
Singapore	—	3,125,556	—	3,125,556
Spain	—	4,940,437	—	4,940,437
Sweden	15,115	6,477,034	—	6,492,149
Switzerland	—	14,439,499	—	14,439,499
United Kingdom	—	30,924,029	—	30,924,029
United States	215,488	137,291	—	352,779
Preferred Stocks
Germany	—	652,785	—	652,785
Rights/Warrants
Canada	—	9,550	—	9,550
Israel	—	387	—	387
Norway	—	1,746	—	1,746
Securities Lending Collateral	—	13,622,747	—	13,622,747

TOTAL	$18,125,849	$205,254,252	—	$223,380,101

See accompanying Notes to Financial Statements.

20

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (10.4%)
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.839%, 04/16/21	5,000	$5,002,983
	Federal Home Loan Bank
	0.000%, 05/05/20	2,750	2,749,973
	0.000%, 05/06/20	3,250	3,249,959
	0.000%, 05/15/20	2,000	1,999,930
	0.000%, 05/29/20	6,000	5,999,580
	0.000%, 06/22/20	5,000	4,999,278
	0.000%, 09/01/20	9,500	9,495,780

	TOTAL AGENCY OBLIGATIONS		33,497,483

BONDS — (30.3%)
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	6,000	5,988,000
	Apple, Inc.
(r)	1.801%, 05/11/20	800	800,138
	Asian Development Bank, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 12/15/21	6,000	5,984,100
	Bank of Montreal
	3.100%, 07/13/20	750	753,316
	Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	1.180%, 06/15/20	3,710	3,710,201
	Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)	1.771%, 04/13/21	204	203,688
	Bank of Nova Scotia (The)
#	2.350%, 10/21/20	1,783	1,797,629
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	1.642%, 01/08/21	1,000	996,497
	BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)Ω	1.411%, 07/14/20	1,000	1,001,495

		Face Amount	Value†
		(000)
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
(r)	1.683%, 10/05/20	890	$889,423
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
(r)	2.078%, 02/02/21	3,990	3,980,470
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	1.206%, 10/16/20	2,000	2,000,858
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)	1.161%, 09/29/20	4,000	4,003,920
Dexia Credit Local SA, Floating Rate Note, Update Replacements.xls: US0003M + 0.320%, FRN
(r)Ω	1.574%, 09/04/20	5,120	5,126,818
Equinor ASA
	2.900%, 11/08/20	2,000	2,016,432
EUROFIMA
	1.750%, 05/29/20	396	396,305
European Investment Bank
	1.375%, 06/15/20	3,000	3,002,553
(r)Ω	1.314%, 03/24/21	1,000	1,001,653
IADB Discount Notes
	0.000%, 05/28/20	1,000	999,933
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	1.439%, 10/15/20	800	801,320
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.755%, 08/23/21	2,000	1,999,886
Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.824%, 03/12/21	1,000	999,609
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)Ω	1.071%, 06/16/20	1,000	1,000,684

21

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.824%, 03/12/21	850	$849,667
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	1.129%, 09/08/21	1,000	1,000,750
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	1.071%, 06/16/20	1,000	1,000,684
	Kommunekredit
	1.625%, 06/12/20	1,300	1,301,391
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	1.742%, 02/17/21	2,200	2,199,419
	Nederlandse Waterschapsbank NV, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.811%, 12/15/21	3,000	2,998,677
	Nordic Investment Bank
	1.500%, 09/29/20	3,000	3,008,819
	NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)	1.774%, 02/08/21	3,200	3,200,320
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.751%, 09/15/20	4,000	3,999,800
(r)	1.693%, 11/22/21	1,000	998,514
	Royal Bank of Canada
	2.150%, 10/26/20	1,231	1,238,841
	Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 10/26/20	477	476,091
	Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)	1.150%, 04/30/21	2,000	1,997,966
	Shell International Finance BV
	2.125%, 05/11/20	1,400	1,400,225

		Face Amount	Value†
		(000)
	Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.181%, 05/11/20	2,604	$2,604,068
	Svensk Exportkredit AB, 3M USD LIBOR + 0.050%, FRN
(r)	0.791%, 12/14/20	1,000	999,602
	Toronto-Dominion Bank (The)
	3.000%, 06/11/20	1,300	1,303,251
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
(r)	1.231%, 01/25/21	2,000	1,993,840
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)	1.103%, 09/17/20	3,760	3,754,581
	Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)	1.048%, 06/11/20	1,800	1,800,278
	Total Capital SA
	4.450%, 06/24/20	998	1,002,611
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.125%, FRN
(r)	1.832%, 08/13/21	1,698	1,679,369
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	1.059%, 09/18/20	1,000	998,740
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
#(r)	1.846%, 08/21/20	500	498,742
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	1.892%, 01/08/21	969	965,299
	Walmart, Inc.
	2.850%, 06/23/20	708	710,465
	Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r)	1.425%, 06/23/21	1,330	1,328,072
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	1.235%, 06/23/20	2,902	2,901,598

	TOTAL BONDS		97,666,608

22

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (10.5%)
U.S. Treasury Bills
	0.020%, 05/14/20	6,000	$5,999,846
	0.170%, 07/14/20	9,000	8,998,427
	0.160%, 07/30/20	6,500	6,498,314
	0.190%, 09/08/20	6,250	6,246,953
U.S. Treasury Notes, 3M USTMMR + 0.220%, FRN
(r)	0.345%, 07/31/21	6,000	6,011,765

TOTAL U.S. TREASURY OBLIGATIONS			33,755,305

CERTIFICATES OF DEPOSIT — (1.5%)
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M USD LIBOR + 0.170%, FRN
(r)	1.091%, 05/08/20	1,000	1,000,217
Oversea-Chinese Banking Corp., Ltd.
	0.650%, 07/22/20	2,000	2,000,644
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r)	0.808%, 10/22/20	2,000	1,998,876

TOTAL CERTIFICATES OF DEPOSIT			4,999,737

TOTAL INVESTMENT SECURITIES (Cost $169,900,275)			169,919,133

COMMERCIAL PAPER — (45.9%)
Banque Et Caisse d’Epargne de I’Etat
	1.700%, 05/21/20	2,000	1,999,816
	1.645%, 08/12/20	7,500	7,490,358
BNG Bank NV
Ω	1.720%, 06/10/20	1,000	999,712
Ω	0.300%, 07/31/20	4,000	3,996,524
Caisse des Depots et
Ω	0.440%, 08/27/20	1,500	1,498,463
Caisse Des Depots Et
Ω	0.640%, 08/17/20	2,000	1,998,147
Ω	0.440%, 08/24/20	6,000	5,994,026
DBS Bank Ltd.
Ω	1.680%, 06/15/20	750	749,713
Ω	1.697%, 08/06/20	2,250	2,247,134
Eli Lilly & Co.
Ω	1.570%, 05/05/20	5,000	4,999,958

		Face Amount	Value†
		(000)
Erste Abwicklungsanstalt
Ω	1.730%, 05/14/20	500	$499,977
Ω	0.700%, 07/13/20	4,000	3,999,753
Ω	0.430%, 07/22/20	1,750	1,749,879
	0.510%, 07/22/20	3,250	3,249,775
Export Develmt Corp.
	1.640%, 05/04/20	1,000	999,994
	0.360%, 08/17/20	4,000	3,995,240
Export Development Canada
	0.365%, 08/25/20	4,500	4,493,858
Exxon Mobil Corp.
	1.600%, 05/21/20	3,000	2,999,199
Kingdom of Denmark
	0.310%, 07/23/20	5,000	4,995,800
Kreditanstalt fuer Wiederaufbau
Ω	1.610%, 06/15/20	6,750	6,748,361
Ω	1.610%, 06/19/20	2,800	2,799,203
Landesbank Hessen-Thuringen
Ω	1.716%, 06/17/20	2,000	1,999,493
	1.700%, 07/13/20	500	499,689
Ω	0.890%, 07/16/20	2,000	1,998,618
Ω	0.440%, 07/28/20	5,000	4,995,019
Merck & Co., Inc.
	0.711%, 08/04/20	8,000	7,982,933
Nederlandse Waterschapsbank NV
Ω	0.400%, 07/21/20	1,000	999,652
Ω	0.477%, 08/19/20	5,500	5,498,728
NRW Bank
Ω	1.680%, 05/22/20	3,000	2,999,897
Oesterreichische Kontrollbank AG
	1.660%, 05/26/20	2,600	2,599,628
	1.679%, 08/03/20	1,500	1,498,468
Oversea-Chinese Banking Corp., Ltd.
Ω	0.450%, 06/25/20	2,500	2,498,067
Ω	0.879%, 08/11/20	3,000	3,000,000
Pfizer, Inc.
Ω	1.640%, 05/27/20	4,500	4,499,305
Ω	1.663%, 06/24/20	3,000	2,998,717
Province of Alberta Canada
	0.467%, 09/17/20	5,000	4,996,500
Province of British Columbia
	0.406%, 10/21/20	6,000	5,983,180
PSP Capital, Inc.
Ω	1.718%, 07/20/20	1,250	1,249,409
	0.650%, 08/20/20	5,000	4,995,489
Ω	0.620%, 09/22/20	3,000	2,995,505
Queensland Treasury Corp.
	1.630%, 05/14/20	3,000	2,999,819
	1.730%, 07/01/20	6,000	5,997,034

23

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Shell International Finance BV
Ω	1.750%, 09/28/20	4,000	$3,978,239
Total Capital Canada Ltd.
Ω	1.670%, 05/04/20	1,000	999,995
Toyota Motor Credit Corp.
	1.700%, 06/04/20	1,000	999,044

TOTAL COMMERCIAL PAPER			147,767,318

		Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.216%		3,372,124	3,372,124

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	100,090	$1,158,147

TOTAL INVESTMENTS — (100.0%) (Cost $322,056,180)			$322,216,722

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$33,497,483	—	$33,497,483
Bonds	—	97,666,608	—	97,666,608
U.S. Treasury Obligations	—	33,755,305	—	33,755,305
Certificates of Deposit	—	4,999,737	—	4,999,737
Commercial Paper	—	147,767,318	—	147,767,318
Temporary Cash Investments	$3,372,124	—	—	3,372,124
Securities Lending Collateral	—	1,158,147	—	1,158,147

TOTAL	$3,372,124	$318,844,598	—	$322,216,722

See accompanying Notes to Financial Statements.

24

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (2.0%)
Federal Home Loan Bank
0.000%, 05/28/20		8,000	$7,999,460

BONDS — (87.8%)
AUSTRALIA — (0.9%)
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	700	767,401
National Australia Bank, Ltd.
0.350%, 09/07/22	EUR	1,650	1,806,279
Westpac Banking Corp.
0.250%, 01/17/22	EUR	600	653,296
2.625%, 12/14/22	GBP	400	513,852

TOTAL AUSTRALIA			3,740,828

AUSTRIA — (1.8%)
OeBB-Infrastruktur AG
3.500%, 10/19/20	EUR	500	557,282
Oesterreichische Kontrollbank AG Floating Rate Note
(r) 1.693%, 11/22/21		3,000	2,995,542
Oesterreichische Kontrollbank AG
0.750%, 03/07/22	GBP	1,836	2,323,403
Republic of Austria Government Bond
0.000%, 07/15/23	EUR	1,087	1,212,803

TOTAL AUSTRIA			7,089,030

BELGIUM — (3.0%)
Dexia Credit Local SA
2.000%, 01/22/21	EUR	2,300	2,559,370
0.250%, 06/02/22	EUR	2,900	3,206,629
1.125%, 06/15/22	GBP	2,300	2,928,596
0.250%, 06/01/23	EUR	2,400	2,666,076
Euroclear Bank SA
0.250%, 09/07/22	EUR	400	436,296

TOTAL BELGIUM			11,796,967

CANADA — (16.1%)
Bank of Montreal
1.880%, 03/31/21	CAD	11,000	7,978,922
0.250%, 11/17/21	EUR	400	436,676
(r) 0.151%, 09/28/21	EUR	2,020	2,202,220
(r) 0.011%, 03/14/22	EUR	600	650,010
(r) 1.160%, 10/06/22	AUD	800	520,327
Bank of Nova Scotia (The)
2.130%, 06/15/20	CAD	2,000	1,439,276

		Face Amount^	Value†
		(000)
CANADA — (Continued)
3.270%, 01/11/21	CAD	2,500	$1,824,617
(r) 1.575%, 04/20/21		5,000	4,988,356
0.375%, 04/06/22	EUR	500	546,006
Canadian Imperial Bank of Commerce
1.850%, 07/14/20	CAD	4,000	2,879,644
(r) 1.683%, 10/05/20		500	499,676
1.900%, 04/26/21	CAD	2,400	1,736,890
0.750%, 03/22/23	EUR	1,900	2,094,211
Export Development Canada Floating Rate Note
(r) 0.520%, 05/29/24	GBP	1,000	1,253,908
Manitoba, Province of Canada
0.750%, 12/15/21	GBP	500	631,236
Province of Manitoba Canada
1.500%, 12/15/22	GBP	150	193,126
Province of Ontario Canada
4.200%, 06/02/20	CAD	5,430	3,913,680
3.000%, 09/28/20	EUR	781	866,249
Province of Ontario Canada Floating Rate Note
(r) 0.928%, 10/27/21	CAD	500	360,329
Province of Quebec Canada
4.500%, 12/01/20	CAD	6,000	4,413,693
0.875%, 05/24/22	GBP	800	1,012,567
Quebec, Province of Canada
2.375%, 01/22/24	EUR	1,000	1,194,842
Royal Bank of Canada
1.920%, 07/17/20	CAD	8,500	6,115,823
2.860%, 03/04/21	CAD	1,000	728,848
(r) 1.150%, 04/30/21		270	269,725
1.968%, 03/02/22	CAD	4,611	3,352,801
Royal Bank of Canada Floating Rate Note
(r) 0.310%, 07/24/20	EUR	966	1,058,783
Toronto-Dominion Bank (The)
2.563%, 06/24/20	CAD	2,000	1,440,411
0.625%, 03/08/21	EUR	882	967,448
1.994%, 03/23/22	CAD	9,500	6,917,504
0.625%, 07/20/23	EUR	1,344	1,473,013

TOTAL CANADA			63,960,817

DENMARK — (3.4%)
Denmark Government Bond
1.500%, 11/15/23	DKK	46,597	7,330,837
Kommunekredit
0.000%, 09/08/22	EUR	1,072	1,182,211

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
DENMARK — (Continued)
0.250%, 03/29/23	EUR	3,000	$3,339,393
0.125%, 08/28/23	EUR	1,611	1,788,795

TOTAL DENMARK			13,641,236

FINLAND — (0.8%)
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	2,700	2,980,452

FRANCE — (6.4%)
Agence Francaise de Developpement
0.125%, 03/31/21	EUR	2,000	2,197,989
0.125%, 04/30/22	EUR	1,700	1,881,388
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 1.119%, 06/07/21		1,600	1,600,418
Bpifrance Financement SA
0.100%, 02/19/21	EUR	300	329,439
Caisse d’Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	3,700	4,125,600
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	600	758,686
Sanofi
0.000%, 03/21/22	EUR	1,700	1,864,792
0.500%, 03/21/23	EUR	6,600	7,340,417
SNCF Reseau
6.000%, 10/12/20	EUR	142	159,813
Total Capital International SA
2.125%, 03/15/23	EUR	1,600	1,840,091
0.250%, 07/12/23	EUR	900	981,087
Unedic Asseo
0.875%, 10/25/22	EUR	1,800	2,031,133
2.250%, 04/05/23	EUR	100	117,773

TOTAL FRANCE			25,228,626

GERMANY — (9.9%)
Deutsche Bahn Finance GMBH Floating Rate Note
(r) 0.067%, 07/23/20	EUR	222	243,219
3.750%, 06/01/21	EUR	1,229	1,400,202
4.375%, 09/23/21	EUR	500	580,753
FMS Wertmanagement
1.125%, 09/07/23	GBP	800	1,027,036
Kreditanstalt fuer Wiederaufbau
0.125%, 06/03/22	SEK	4,000	408,129
2.125%, 08/15/23	EUR	2,800	3,328,737
0.000%, 09/15/23	EUR	3,964	4,404,537
0.125%, 11/07/23	EUR	1,250	1,395,786

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.370%, 07/19/21	EUR	260	$287,131
Land Berlin
0.250%, 07/15/20	EUR	125	137,120
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r) 1.387%, 09/27/21		400	400,796
0.875%, 03/07/22	GBP	100	126,764
Landwirtschaftliche Rentenbank
2.625%, 06/17/20	NOK	6,000	586,996
0.050%, 06/12/23	EUR	3,900	4,324,108
4.250%, 01/09/25	AUD	1,000	750,487
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	500	548,889
NRW Bank
(r) 1.774%, 02/08/21		600	600,060
0.000%, 11/11/22	EUR	500	551,377
0.125%, 03/10/23	EUR	2,500	2,772,143
0.125%, 07/07/23	EUR	6,250	6,934,673
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.691%, 10/29/21	GBP	2,000	2,513,361
0.000%, 12/05/22	EUR	4,080	4,499,413
0.375%, 02/16/23	EUR	1,350	1,505,118

TOTAL GERMANY			39,326,835

JAPAN — (4.1%)
Total Capital Canada, Ltd.
1.875%, 07/09/20	EUR	1,400	1,538,583
1.125%, 03/18/22	EUR	2,500	2,777,332
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	1,000	724,523
2.020%, 02/28/22	CAD	8,150	5,892,509
2.350%, 07/18/22	CAD	800	581,682
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	1,500	1,631,712
0.500%, 04/06/23	EUR	1,400	1,527,387
Toyota Motor Credit Corp.
1.800%, 07/23/20	EUR	500	549,547
0.000%, 07/21/21	EUR	200	217,411
0.750%, 07/21/22	EUR	810	889,316
2.375%, 02/01/23	EUR	43	49,350

TOTAL JAPAN			16,379,352

26

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	NETHERLANDS — (6.0%)
	BNG Bank NV
	1.000%, 06/17/22	GBP	2,000	$2,543,489
	0.250%, 02/22/23	EUR	600	666,965
	0.050%, 07/11/23	EUR	6,333	7,008,999
	Cooperatieve Rabobank UA
	2.750%, 01/10/22		1,050	1,076,037
	4.750%, 06/06/22	EUR	300	359,560
	0.500%, 12/06/22	EUR	2,213	2,443,515
	Nederlandse Waterschapsbank NV
(r)Ω	0.811%, 12/15/21		2,000	1,999,118
	0.125%, 09/25/23	EUR	200	222,444
	Shell International Finance BV
	1.625%, 03/24/21	EUR	1,220	1,354,183
	1.250%, 03/15/22	EUR	2,292	2,544,721
	1.000%, 04/06/22	EUR	2,450	2,713,344
	2.375%, 08/21/22		710	723,240

TOTAL NETHERLANDS				23,655,615

	NORWAY — (3.5%)
	Equinor ASA
	2.000%, 09/10/20	EUR	714	786,933
	5.625%, 03/11/21	EUR	1,000	1,145,038
	0.875%, 02/17/23	EUR	2,250	2,491,738
	Kommunalbanken A.S.
	0.875%, 12/08/20	GBP	500	631,677
	0.125%, 03/21/22	SEK	12,000	1,229,838
	1.125%, 11/30/22	GBP	150	191,832
	1.500%, 12/15/23	GBP	500	649,952
(r)	1.259%, 04/15/21		1,000	1,001,084
(r)	1.129%, 09/08/21		3,908	3,910,931
	Kommunalbanken AS
	1.125%, 12/15/21	GBP	1,500	1,907,863

TOTAL NORWAY				13,946,886

	SINGAPORE — (1.6%)
	DBS Bank, Ltd. Floating Rate Note
(r)	1.250%, 09/13/22	AUD	1,000	649,448
	Monetary Authority of Singapore Bill
	0.000%, 05/08/20	SGD	2,000	1,418,206
	Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.840%, 10/06/20	AUD	1,000	651,997
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	1,970	2,171,837

		Face Amount^	Value†
		(000)
SINGAPORE — (Continued)
United Overseas Bank, Ltd. Floating Rate Note
(r) 0.643%, 07/25/22	AUD	2,500	$1,618,804

TOTAL SINGAPORE			6,510,292

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.7%)
African Development Bank Floating Rate Note
(r) 0.751%, 12/15/21		2,000	1,996,000
African Development Bank
0.250%, 01/24/24	EUR	500	559,582
Asian Development Bank Floating Rate Note
(r) 0.325%, 02/01/22	GBP	3,500	4,401,778
(r) 0.369%, 03/19/24	GBP	854	1,070,790
Asian Development Bank
0.200%, 05/25/23	EUR	5,700	6,344,535
Council Of Europe Development Bank
0.375%, 10/27/22	EUR	150	167,353
0.125%, 05/25/23	EUR	2,885	3,209,385
EUROFIMA
(r) 1.782%, 11/15/21		1,400	1,406,398
EUROFIMA Floating Rate Note
(r) 0.868%, 03/11/22		3,500	3,491,880
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.517%, 02/28/24	GBP	1,831	2,298,004
European Financial Stability Facility
0.125%, 10/17/23	EUR	6,000	6,687,433
0.200%, 01/17/24	EUR	2,195	2,455,384
European Investment Bank
3.500%, 01/14/21	SEK	9,000	942,870
(r) 0.345%, 01/10/22	GBP	750	944,861
1.500%, 05/12/22	NOK	14,840	1,474,288
0.500%, 07/19/22	SEK	10,000	1,032,738
2.125%, 01/15/24	EUR	2,000	2,401,252
(r) 0.416%, 06/29/23	GBP	1,700	2,139,865
(r) 0.375%, 01/15/25	GBP	1,833	2,301,737
European Stability Mechanism
0.100%, 07/31/23	EUR	6,068	6,752,272
European Stability Mechanism Treasury Bill
(5.580%), 05/07/20	EUR	3,752	4,111,710
Inter-American Development Bank
(r) 1.419%, 07/15/21		50	50,145

27

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) 1.219%, 01/15/22		358	$356,948
4.750%, 08/27/24	AUD	2,000	1,516,824
Inter-American Investment Corp.
(r) 1.401%, 10/12/21		2,900	2,900,870
International Bank for Reconstruction & Development
0.305%, 10/04/23	GBP	2,000	2,513,241
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.566%, 05/15/24	GBP	868	1,087,233
International Finance Corp. Floating Rate Note
(r) 0.755%, 08/23/21		2,000	1,999,886
(r) 0.315%, 01/18/22	GBP	1,000	1,258,628
Nordic Investment Bank
1.375%, 07/15/20	NOK	6,460	631,154
1.375%, 06/19/23	NOK	18,000	1,798,076

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			70,303,120

SWEDEN — (5.6%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	57,330	5,891,119
0.750%, 02/22/23	SEK	31,000	3,225,323
1.000%, 11/13/23	SEK	5,000	526,647
Skandinaviska Enskilda Banken AB
1.250%, 08/05/22	GBP	100	124,694
Svensk Exportkredit AB Floating Rate Note
(r) 1.339%, 07/15/21		2,000	2,003,308
(r) 0.893%, 12/13/21		500	500,128
1.375%, 12/15/22	GBP	4,150	5,337,960
1.375%, 12/15/23	GBP	500	647,525
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	934	1,022,469
1.125%, 12/14/22	EUR	2,700	3,023,598

TOTAL SWEDEN			22,302,771

SWITZERLAND — (1.6%)
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	570,337
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	500	633,080

		Face Amount^	Value†
		(000)
SWITZERLAND — (Continued)
1.875%, 03/09/21		798	$802,548
Novartis Finance SA
0.750%, 11/09/21	EUR	1,583	1,752,761
0.500%, 08/14/23	EUR	1,500	1,670,961
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	888,708

TOTAL SWITZERLAND			6,318,395

UNITED KINGDOM — (0.4%)
Transport for London
2.250%, 08/09/22	GBP	1,333	1,728,555

UNITED STATES — (5.0%)
3M Co. Floating Rate Note
(r) 0.000%, 05/15/20	EUR	358	392,295
0.375%, 02/15/22	EUR	1,500	1,648,896
0.375%, 02/15/22	EUR	800	879,411
Apple, Inc.
(r) 2.813%, 02/23/21		600	604,703
1.000%, 11/10/22	EUR	2,550	2,871,118
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	2,467	2,726,857
0.750%, 03/16/23	EUR	700	776,683
1.300%, 03/15/24	EUR	560	635,718
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	1,200	1,340,896
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,750	1,937,766
Oracle Corp.
2.250%, 01/10/21	EUR	750	832,517
Pfizer, Inc.
0.250%, 03/06/22	EUR	1,950	2,144,600
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	500	560,144
2.000%, 11/05/21	EUR	500	562,700
2.000%, 08/16/22	EUR	100	114,422
Walmart, Inc.
3.250%, 10/25/20		1,250	1,267,715
1.900%, 04/08/22	EUR	500	562,539

TOTAL UNITED STATES			19,858,980

TOTAL BONDS			348,768,757

CERTIFICATES OF DEPOSIT — (2.5%)
CANADA — (0.5%)
(r) Canadian Imperial Bankof Commerce, Floating Rate Note		2,000,000	2,000,000

28

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SINGAPORE — (1.3%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	1,000,000	$999,438
(r)Ω	Oversea-Chinese Banking Corp., Ltd.	4,000,000	4,000,000

TOTAL SINGAPORE			4,999,438

UNITED KINGDOM — (0.7%)
	Oversea-Chinese Banking Corp., Ltd	3,000,000	3,000,966

TOTAL CERTIFICATES OF DEPOSIT			10,000,404

TOTAL INVESTMENT SECURITIES (Cost $381,797,133)			366,768,621

COMMERCIAL PAPER — (7.7%)
Ω	DBS Bank, Ltd. 1.660%, 05/12/20	5,000	4,999,693
	Export Development Canada 0.920%, 10/05/20	2,000	1,996,094
	Kingdom of Denmark 0.650%, 07/21/20	2,000	1,998,392

		Face Amount^	Value†
		(000)
Landesbank Hessen-Thueringen
Ω	0.300%, 07/27/20	3,000	$2,997,089
Ω	0.690%, 10/19/20	4,000	3,991,457
Pfizer, Inc.
Ω	1.630%, 06/12/20	1,000	999,674
Ω	0.895%, 07/30/20	5,000	4,996,423
Ω	0.400%, 09/30/20	1,500	1,497,227
Ω	0.010%, 10/13/20	2,000	1,995,785
	Province of Ontario Canada 0.890%, 06/03/20	3,000	2,999,312
Ω	Province of Quebec Canada 0.850%, 08/04/20	2,000	1,998,933

TOTAL COMMERCIAL PAPER			30,470,079

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	12	143

TOTAL INVESTMENTS — (100.0%) (Cost $412,239,546)			$397,238,843

As of April 30, 2020, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	988,570	USD	697,064	JP Morgan	05/11/20	$13,140
GBP	2,005,864	USD	2,507,811	Citibank, N.A.	05/15/20	18,658
SEK	9,350,795	USD	946,625	State Street Bank and Trust	07/15/20	12,520
EUR	3,527,019	USD	3,831,956	Citibank, N.A.	07/16/20	38,875
DKK	5,290,574	USD	772,852	UBS AG	07/20/20	5,387

Total Appreciation						$88,580

USD	5,326,271	AUD	8,720,800	State Street Bank and Trust	05/07/20	$(356,676)
USD	4,679,698	CAD	6,608,504	JP Morgan	05/11/20	(67,952)
USD	45,517,469	CAD	64,793,890	Natwest Markets P.L.C.	05/11/20	(1,031,454)
USD	47,981,110	GBP	38,408,655	JP Morgan	05/15/20	(396,183)
USD	4,476,050	NOK	46,402,912	Barclays Capital	05/19/20	(53,573)
USD	1,412,282	SGD	1,999,720	HSBC Bank	05/29/20	(5,936)
USD	83,833,063	EUR	76,769,283	State Street Bank and Trust	06/03/20	(341,096)
USD	13,941,469	SEK	139,150,950	JP Morgan	07/15/20	(331,756)
USD	102,500,241	EUR	94,133,971	State Street Bank and Trust	07/16/20	(809,860)

29

VA GLOBAL BOND PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,116,067	DKK	55,728,711	JP Morgan	07/20/20	$(81,584)

Total (Depreciation)						$(3,476,070)

Total Appreciation (Depreciation)						$(3,387,490)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,740,828	—	$3,740,828
Austria	—	7,089,030	—	7,089,030
Belgium	—	11,796,967	—	11,796,967
Canada	—	63,960,817	—	63,960,817
Denmark	—	13,641,236	—	13,641,236
Finland	—	2,980,452	—	2,980,452
France	—	25,228,626	—	25,228,626
Germany	—	39,326,835	—	39,326,835
Japan	—	16,379,352	—	16,379,352
Netherlands	—	23,655,615	—	23,655,615
Norway	—	13,946,886	—	13,946,886
Singapore	—	6,510,292	—	6,510,292
Supranational Organization Obligations	—	70,303,120	—	70,303,120
Sweden	—	22,302,771	—	22,302,771
Switzerland	—	6,318,395	—	6,318,395
United Kingdom	—	1,728,555	—	1,728,555
United States	—	19,858,980	—	19,858,980
Agency Obligations	—	7,999,460	—	7,999,460
Certificates of Deposit	—	10,000,404	—	10,000,404
Commercial Paper	—	30,470,079	—	30,470,079
Securities Lending Collateral	—	143	—	143
Forward Currency Contracts**	—	(3,387,490)	—	(3,387,490)

TOTAL	—	$393,851,353	—	$393,851,353

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

30

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
Treasury Inflation Protected Security
0.625%, 01/15/26	9,715	$10,240,773
0.125%, 07/15/26	4,640	4,789,903
0.375%, 01/15/27	10,975	11,507,615
2.375%, 01/15/27	9,652	11,427,534
0.375%, 07/15/27	8,671	9,174,910
0.500%, 01/15/28	6,103	6,508,745
1.750%, 01/15/28	7,260	8,445,302
3.625%, 04/15/28	9,902	13,008,806
0.750%, 07/15/28	6,801	7,452,548
0.875%, 01/15/29	11,166	12,395,898
2.500%, 01/15/29	5,783	7,243,958
3.875%, 04/15/29	9,031	12,423,231
0.250%, 07/15/29	4,753	5,060,288
3.375%, 04/15/32	7,388	10,701,925
2.125%, 02/15/40	4,906	7,114,514

TOTAL U.S. TREASURY OBLIGATIONS Cost ($130,482,834)		137,495,950

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.216%	740,597	740,597

TOTAL INVESTMENTS — (100.0%) (Cost $ 131,223,431)		$138,236,547

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$137,495,950	—	$137,495,950
Temporary Cash Investments	$740,597	—	—	740,597

TOTAL	$740,597	$137,495,950	—	$138,236,547

See accompanying Notes to Financial Statements.

31

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc	2,220,692	$44,302,799
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc	1,714,160	16,387,366
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	1,499,057	16,279,764
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc	1,520,113	16,021,995
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	713,627	15,813,982
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	392,547	6,775,360
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc	614,478	6,126,346
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc	597,634	6,125,744
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc	137,056	2,904,223
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc	65,189	2,222,291
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc	163,450	1,456,342

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $121,760,824)		$134,416,212

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $64,593)	64,593	64,593

TOTAL INVESTMENTS — (100.0%) (Cost $121,825,417)		$134,480,805

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$134,416,212	—	—	$134,416,212
Temporary Cash Investments	64,593	—	—	64,593

TOTAL	$134,480,805	—	—	$134,480,805

See accompanying Notes to Financial Statements.

32

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	928,611	$20,578,029
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	735,159	16,423,460
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc	778,369	9,830,801
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	871,267	9,461,956
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	325,157	5,612,214
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc	242,407	5,136,599
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc	301,181	2,933,507
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc	245,126	2,184,068
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc	55,845	1,903,760

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,389,519)		$74,064,394

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$74,064,394	—	—	$74,064,394

TOTAL	$74,064,394	—	—	$74,064,394

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $16,185, $1,917, $21,371 and $18,990 of securities on loan,respectively)	$284,067	$456,363	$264,057	$209,757
Temporary Cash Investments at Value & Cost	800	607	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $7,895, $690, $20,564 and $13,621, respectively)	7,897	690	20,571	13,623
Segregated Cash for Futures Contracts	—	—	60	—
Foreign Currencies at Value	—	—	72	273
Cash	—	—	217	302
Receivables:
Investment Securities Sold	678	335	1,513	854
Dividends and Interest	119	570	1,853	1,072
Securities Lending Income	17	1	20	36
Fund Shares Sold	1,985	375	582	354
Unrealized Gain on Foreign Currency Contracts	—	—	2	2

Total Assets	295,563	458,941	288,947	226,273

LIABILITIES:
Payables:
Upon Return of Securities Loaned	7,891	690	20,567	13,622
Investment Securities Purchased	850	475	97	299
Fund Shares Redeemed	70	1,160	75	74
Due to Advisor	73	88	84	81
Futures Margin Variation	—	—	61	—
Unrealized Loss on Foreign Currency Contracts	—	—	7	—
Accrued Expenses and Other Liabilities	40	57	46	41

Total Liabilities	8,924	2,470	20,937	14,117

NET ASSETS	$286,639	$456,471	$268,010	$212,156

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,702,379	21,545,704	30,066,400	21,781,248

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.63	$21.19	$8.91	$9.74

Investment Securities at Cost	$362,717	$450,330	$354,816	$253,685

Foreign Currencies at Cost	$—	$—	$72	$273

NET ASSETS CONSIST OF:
Paid-In Capital	$365,318	$452,272	$364,303	$253,051
Total Distributable Earnings (Loss)	(78,679)	4,199	(96,293)	(40,895)

NET ASSETS	$286,639	$456,471	$268,010	$212,156

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Short-Term Fixed Portfolio*	VA Global Bond Portfolio	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $1,132, $0 and $0 of securities on loan, respectively)	$317,687	$397,239	$137,496
Temporary Cash Investments at Value & Cost	3,372	—	741
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,158, $0 and $0, respectively)	1,158	—	—
Foreign Currencies at Value	—	55	—
Cash	—	3,441	—
Receivables:
Investment Securities Sold	3,000	3,064	—
Dividends and Interest	277	1,170	309
Securities Lending Income	2	—	—
Fund Shares Sold	408	143	38
Unrealized Gain on Forward Currency Contracts	—	89	—

Total Assets	325,904	405,201	138,584

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,156	—	—
Investment Securities Purchased	3,003	3,269	—
Fund Shares Redeemed	176	357	571
Due to Advisor	47	69	11
Unrealized Loss on Forward Currency Contracts	—	3,476	—
Unrealized Loss on Foreign Currency Contracts	—	22	—
Accrued Expenses and Other Liabilities	31	41	28

Total Liabilities	4,413	7,234	610

NET ASSETS	$321,491	$397,967	$137,974

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	31,362,746	37,759,951	12,845,021

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.25	$10.54	$10.74

Investment Securities at Cost	$317,526	$412,239	$130,483

Foreign Currencies at Cost	$—	$55	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$320,038	$404,667	$129,683
Total Distributable Earnings (Loss)	1,453	(6,700)	8,291

NET ASSETS	$321,491	$397,967	$137,974

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$134,416	$74,064
Temporary Cash Investments at Value & Cost	65	—
Cash	—	32

Total Assets	134,481	74,096

LIABILITIES:
Payables:
Fund Shares Redeemed	23	223
Due to Advisor	7	8
Accrued Expenses and Other Liabilities	15	15

Total Liabilities	45	246

NET ASSETS	$134,436	$73,850

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,182,001	7,638,780

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.02	$9.67

Investments in Affiliated Investment Companies at Cost	$121,761	$80,390

NET ASSETS CONSIST OF:
Paid-In Capital	$121,357	$80,059
Total Distributable Earnings (Loss)	13,079	(6,209)

NET ASSETS	$134,436	$73,850

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $3, $0, $475 and $237, respectively)	$3,150	$6,978	$4,512	$2,571
Income from Securities Lending	94	4	62	223

Total Investment Income	3,244	6,982	4,574	2,794

Expenses
Investment Management Fees	568	662	620	591
Accounting & Transfer Agent Fees	14	17	15	14
Custodian Fees	6	5	17	29
Filing Fees	3	13	4	2
Shareholders’ Reports	11	13	11	11
Directors’/Trustees’ Fees & Expenses	1	2	1	1
Professional Fees	3	5	4	2
Other	3	5	4	6

Total Expenses	609	722	676	656

Fees Paid Indirectly (Note C)	—	—	(9)	(4)

Net Expenses	609	722	667	652

Net Investment Income (Loss)	2,635	6,260	3,907	2,142

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,213)	(5,365)	(3,055)	4,116
Affiliated Investment Companies Shares Sold	—	(1)	(2)	—
Futures	—	(79)	162	63
Foreign Currency Transactions	—	—	(54)	(98)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(85,016)	(95,067)	(82,165)	(45,901)
Affiliated Investment Companies Shares	—	(1)	6	—
Futures	—	—	(1)	—
Translation of Foreign Currency-Denominated Amounts	—	—	5	1

Net Realized and Unrealized Gain (Loss)	(86,229)	(100,513)	(85,104)	(41,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,594)	$(94,253)	$(81,197)	$(39,677)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$2,809	$1,577	$1,266
Income from Securities Lending	7	—	—

Total Investment Income	2,816	1,577	1,266

Expenses
Investment Management Fees	287	433	72
Accounting & Transfer Agent Fees	13	16	9
Custodian Fees	5	14	1
Filing Fees	(1)	3	4
Shareholders’ Reports	11	11	9
Directors’/Trustees’ Fees & Expenses	1	1	—
Professional Fees	3	4	2
Other	—	—	1

Total Expenses	319	482	98

Fees Paid Indirectly (Note C)	—	(16)	—

Net Expenses	319	466	98

Net Investment Income (Loss)	2,497	1,111	1,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	25	(1,903)	1,227
Affiliated Investment Companies Shares Sold	3	—	—
Foreign Currency Transactions	—	(33)	—
Forward Currency Contracts	—	10,590	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(79)	(8,963)	4,216
Affiliated Investment Companies Shares	(1)	—	—
Translation of Foreign Currency-Denominated Amounts	—	(17)	—
Forward Currency Contracts	—	2,404	—

Net Realized and Unrealized Gain (Loss)	(52)	2,078	5,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,445	$3,189	$6,611

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$2,013	$916

Total Investment Income	2,013	916

Expenses
Investment Management Fees	172	108
Accounting & Transfer Agent Fees	5	5
Custodian Fees	1	2
Filing Fees	—	3
Shareholders’ Reports	7	4

Total Expenses	185	122

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(139)	(69)

Net Expenses	46	53

Net Investment Income (Loss)	1,967	863

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,246	735
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(399)	(234)
Futures	—	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(10,875)	(9,776)

Net Realized and Unrealized Gain (Loss)	(10,028)	(9,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,061)	$(8,427)

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,635	$4,685	$6,260	$11,376
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,213)	9,134	(5,365)	6,225
Affiliated Investment Companies Shares Sold	—	2	(1)	—
Futures	—	—	(79)	(186)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(85,016)	(10,074)	(95,067)	17,569
Affiliated Investment Companies Shares	—	2	(1)	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(83,594)	3,749	(94,253)	34,985

Distributions:
Institutional Class Shares	(14,346)	(23,676)	(18,000)	(21,355)
Capital Share Transactions (1):
Shares Issued	69,558	67,530	73,936	141,404
Shares Issued in Lieu of Cash Distributions	14,186	23,427	17,966	21,314
Shares Redeemed	(39,773)	(61,471)	(76,285)	(94,509)

Net Increase (Decrease) from Capital Share Transactions	43,971	29,486	15,617	68,209

Total Increase (Decrease) in Net Assets	(53,969)	9,559	(96,636)	81,839
Net Assets
Beginning of Period	340,608	331,049	553,107	471,268

End of Period	$286,639	$340,608	$456,471	$553,107

(1) Shares Issued and Redeemed:
Shares Issued	5,115	3,967	3,352	5,579
Shares Issued in Lieu of Cash Distributions	800	1,507	662	925
Shares Redeemed	(2,766)	(3,573)	(3,350)	(3,748)

Net Increase (Decrease) from Shares Issued and Redeemed	3,149	1,901	664	2,756

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,907	$11,023	$2,142	$5,447
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,055)	(3,322)	4,116	3,184
Affiliated Investment Companies Shares Sold	(2)	1	—	—
Futures	162	(25)	63	—
Foreign Currency Transactions	(54)	(24)	(98)	15
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(82,165)	4,158	(45,901)	6,143
Affiliated Investment Companies Shares	6	1	—	2
Futures	(1)	—	—	—
Translation of Foreign Currency-Denominated Amounts	5	16	1	11

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,197)	11,828	(39,677)	14,802

Distributions:
Institutional Class Shares	(11,672)	(9,209)	(9,749)	(14,630)
Capital Share Transactions (1):
Shares Issued	41,859	75,579	26,172	43,378
Shares Issued in Lieu of Cash Distributions	11,637	9,183	9,621	14,442
Shares Redeemed	(20,142)	(39,005)	(18,629)	(32,498)

Net Increase (Decrease) from Capital Share Transactions	33,354	45,757	17,164	25,322

Total Increase (Decrease) in Net Assets	(59,515)	48,376	(32,262)	25,494
Net Assets
Beginning of Period	327,525	279,149	244,418	218,924

End of Period	$268,010	$327,525	$212,156	$244,418

(1) Shares Issued and Redeemed:
Shares Issued	4,157	6,447	2,485	3,761
Shares Issued in Lieu of Cash Distributions	948	832	775	1,375
Shares Redeemed	(1,990)	(3,333)	(1,699)	(2,820)

Net Increase (Decrease) from Shares Issued and Redeemed	3,115	3,946	1,561	2,316

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,497	$7,236	$1,111	$2,653	$1,168	$2,544
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	25	481	(1,903)	(4,529)	1,227	315
Affiliated Investment Companies Shares Sold	3	1	—	—	—	—
Foreign Currency Transactions	—	—	(33)	(61)	—	—
Forward Currency Contracts	—	—	10,590	23,776	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(79)	1,301	(8,963)	8,224	4,216	8,522
Affiliated Investment Companies Shares	(1)	1	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(17)	30	—	—
Forward Currency Contracts	—	—	2,404	(11,796)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,445	9,020	3,189	18,297	6,611	11,381

Distributions:
Institutional Class Shares	(7,178)	(4,625)	(10,398)	(16,766)	(2,615)	(2,654)
Capital Share Transactions (1):
Shares Issued	42,217	111,821	31,691	81,565	52,709	55,296
Shares Issued in Lieu of Cash Distributions	7,165	4,616	10,284	16,569	2,615	2,654
Shares Redeemed	(42,629)	(94,275)	(42,508)	(54,947)	(72,078)	(43,691)

Net Increase (Decrease) from Capital Share Transactions	6,753	22,162	(533)	43,187	(16,754)	14,259

Total Increase (Decrease) in Net Assets	2,020	26,557	(7,742)	44,718	(12,758)	22,986
Net Assets
Beginning of Period	319,471	292,914	405,709	360,991	150,732	127,746

End of Period	$321,491	$319,471	$397,967	$405,709	$137,974	$150,732

(1) Shares Issued and Redeemed:
Shares Issued	4,116	10,905	3,002	7,695	5,018	5,430
Shares Issued in Lieu of Cash Distributions	703	454	982	1,612	255	277
Shares Redeemed	(4,151)	(9,154)	(4,045)	(5,200)	(6,917)	(4,351)

Net Increase (Decrease) from Shares Issued and Redeemed	668	2,205	(61)	4,107	(1,644)	1,356

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio***		VA Equity Allocation Portfolio***
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,967	$3,052	$863	$969
Capital Gain Distributions Received from Affiliated Investment Companies	1,246	539	735	626
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(399)	394	(234)	(425)
Futures	—	69	(15)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(10,875)	6,346	(9,776)	4,204

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,061)	10,400	(8,427)	5,347

Distributions:
Institutional Class Shares	(4,249)	(2,963)	(1,816)	(1,003)
Capital Share Transactions (1):
Shares Issued	11,562	28,787	17,574	26,434
Shares Issued in Lieu of Cash Distributions	4,249	2,963	1,816	1,003
Shares Redeemed	(7,903)	(19,207)	(5,126)	(5,283)

Net Increase (Decrease) from Capital Share Transactions	7,908	12,543	14,264	22,154

Total Increase (Decrease) in Net Assets	(4,402)	19,980	4,021	26,498
Net Assets
Beginning of Period	138,838	118,858	69,829	43,331

End of Period	$134,436	$138,838	$73,850	$69,829

(1) Shares Issued and Redeemed:
Shares Issued	952	2,297	1,765	2,472
Shares Issued in Lieu of Cash Distributions	322	254	157	104
Shares Redeemed	(647)	(1,515)	(474)	(492)

Net Increase (Decrease) from Shares Issued and Redeemed	627	1,036	1,448	2,084

***	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio							VA U.S. Large Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.42		$18.75	$20.42	$17.23	$17.94	$19.28	$26.49		$26.00	$26.88	$22.22	$22.83	$23.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.24	0.23	0.20	0.21	0.23	0.29		0.58	0.53	0.51	0.48	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.21)		(0.24)	(0.42)	3.86	0.54	(0.44)	(4.73)		1.08	0.15	4.76	0.43	(0.24)

Total from Investment Operations	(4.08)		—	(0.19)	4.06	0.75	(0.21)	(4.44)		1.66	0.68	5.27	0.91	0.22

Less Distributions:
Net Investment Income	(0.26)		(0.19)	(0.21)	(0.19)	(0.24)	(0.18)	(0.57)		(0.59)	(0.49)	(0.44)	(0.47)	(0.43)
Net Realized Gains	(0.45)		(1.14)	(1.27)	(0.68)	(1.22)	(0.95)	(0.29)		(0.58)	(1.07)	(0.17)	(1.05)	(0.43)

Total Distributions	(0.71)		(1.33)	(1.48)	(0.87)	(1.46)	(1.13)	(0.86)		(1.17)	(1.56)	(0.61)	(1.52)	(0.86)

Net Asset Value, End of Period	$12.63		$17.42	$18.75	$20.42	$17.23	$17.94	$21.19		$26.49	$26.00	$26.88	$22.22	$22.83

Total Return	(24.58	%)(B)	0.85%	(1.05%)	23.81%	4.87%	(0.80%)	(17.49	%)(B)	7.08%	2.47%	24.05%	4.52%	1.07%

Net Assets, End of Period (thousands)	$286,639		$340,608	$331,049	$326,805	$247,103	$190,237	$456,471		$553,107	$471,268	$374,564	$270,245	$232,569
Ratio of Expenses to Average Net Assets	0.37	%(C)	0.38%	0.37%	0.37%	0.38%	0.39%	0.27	%(C)	0.27%	0.27%	0.27%	0.27%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.37	%(C)	0.38%	0.37%	0.37%	0.38%	0.39%	0.27	%(C)	0.27%	0.27%	0.27%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.42%	1.14%	1.05%	1.25%	1.27%	2.37	%(C)	2.30%	1.97%	2.02%	2.25%	2.00%
Portfolio Turnover Rate	9	%(B)	19%	24%	28%	33%	33%	7	%(B)	8%	9%	18%	15%	31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio							VA International Small Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.15		$12.13	$13.57	$11.08	$11.44	$12.74	$12.09		$12.23	$14.30	$11.65	$11.67	$11.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.43	0.41	0.38	0.36	0.37	0.10		0.28	0.29	0.27	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.95)		(0.03)	(1.48)	2.46	(0.36)	(1.17)	(1.97)		0.37	(1.65)	2.74	0.34	0.09

Total from Investment Operations	(2.81)		0.40	(1.07)	2.84	—	(0.80)	(1.87)		0.65	(1.36)	3.01	0.60	0.34

Less Distributions:
Net Investment Income	(0.43)		(0.34)	(0.37)	(0.35)	(0.36)	(0.50)	(0.33)		(0.22)	(0.34)	(0.27)	(0.24)	(0.25)
Net Realized Gains	—		(0.04)	—	—	—	—	(0.15)		(0.57)	(0.37)	(0.09)	(0.38)	(0.25)

Total Distributions	(0.43)		(0.38)	(0.37)	(0.35)	(0.36)	(0.50)	(0.48)		(0.79)	(0.71)	(0.36)	(0.62)	(0.50)

Net Asset Value, End of Period	$8.91		$12.15	$12.13	$13.57	$11.08	$11.44	$9.74		$12.09	$12.23	$14.30	$11.65	$11.67

Total Return	(24.12	%)(B)	3.61%	(8.12%)	26.32%	0.19%	(6.26%)	(16.37	%)(B)	6.30%	(9.97%)	26.73%	5.54%	3.28%

Net Assets, End of Period (thousands)	$268,010		$327,525	$279,149	$252,128	$179,768	$155,251	$212,156		$244,418	$218,924	$227,185	$151,209	$127,813
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.44%	0.43%	0.44%	0.46%	0.47%	0.55	%(C)	0.56%	0.55%	0.57%	0.60%	0.61%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.44	%(C)	0.45%	0.43%	0.44%	0.46%	0.47%	0.55	%(C)	0.57%	0.55%	0.57%	0.60%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.52	%(C)	3.68%	3.06%	3.11%	3.46%	3.01%	1.81	%(C)	2.40%	2.10%	2.10%	2.29%	2.13%
Portfolio Turnover Rate	6	%(B)	16%	20%	20%	15%	20%	8	%(B)	17%	19%	12%	12%	25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio							VA Global Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017	2016	2015	2020		2019	2018	2017	2016	2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.41		$10.28	$10.27	$10.25	$10.23	$10.22	$10.73		$10.71	$10.86	$11.00	$10.93	$10.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.23	0.17	0.11	0.07	0.03	0.03		0.07	0.11	0.18	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.06	(0.06)	(0.02)	(0.01)	0.01	0.05		0.44	(0.06)	(0.08)	0.11	0.09

Total from Investment Operations	0.08		0.29	0.11	0.09	0.06	0.04	0.08		0.51	0.05	0.10	0.29	0.26

Less Distributions:
Net Investment Income	(0.24)		(0.16)	(0.10)	(0.07)	(0.03)	(0.02)	(0.27)		(0.49)	(0.19)	(0.18)	(0.17)	(0.23)
Net Realized Gains	—		—	—	—	(0.01)	(0.01)	—		—	(0.01)	(0.06)	(0.05)	(0.02)

Total Distributions	(0.24)		(0.16)	(0.10)	(0.07)	(0.04)	(0.03)	(0.27)		(0.49)	(0.20)	(0.24)	(0.22)	(0.25)

Net Asset Value, End of Period	$10.25		$10.41	$10.28	$10.27	$10.25	$10.23	$10.54		$10.73	$10.71	$10.86	$11.00	$10.93

Total Return	0.74	%(B)	2.86%	1.13%	0.89%	0.60%	0.34%	0.78	%(B)	5.00%	0.42%	1.00%	2.68%	2.40%

Net Assets, End of Period (thousands)	$321,491		$319,471	$292,914	$250,072	$192,872	$186,794	$397,967		$405,709	$360,991	$310,320	$268,729	$235,082
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.23%	0.27%	0.27%	0.27%	0.28%	0.23	%(C)	0.24%	0.24%	0.24%	0.24%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.20	%(C)	0.23%	0.27%	0.27%	0.27%	0.28%	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.57	%(C)	2.23%	1.68%	1.05%	0.65%	0.28%	0.54	%(C)	0.70%	1.07%	1.66%	1.63%	1.61%
Portfolio Turnover Rate	18	%(B)	37%	70%	86%	50%	105%	21	%(B)	45%	67%	67%	47%	54%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio								VA Global Moderate Allocation Portfolio
	Six Months		Year	Year	Year	Year	Period Mat 29,		Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	2015 Ʊto		Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2020		2019	2018	2017	2016	2015		2020		2019		2018		2017		2016		2015
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$9.73	$10.14	$10.30	$9.77	$10.00		$13.15		$12.49		$12.78		$11.32		$11.12		$11.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.19	0.28	0.19	0.17	0.05		0.18		0.30		0.20		0.19		0.17		0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.43		0.69	(0.44)	(0.22)	0.39	(0.28)		(0.91)		0.67		(0.17)		1.53		0.20		(0.22)

Total from Investment Operations	0.51		0.88	(0.16)	(0.03)	0.56	(0.23)		(0.73)		0.97		0.03		1.72		0.37		(0.04)

Less Distributions:
Net Investment Income	(0.17)		(0.21)	(0.25)	(0.12)	(0.03)	—		(0.30)		(0.27)		(0.22)		(0.18)		(0.15)		(0.17)
Net Realized Gains	—		—	—	(0.01)	—	—		(0.10)		(0.04)		(0.10)		(0.08)		(0.02)		(0.04)

Total Distributions	(0.17)		(0.21)	(0.25)	(0.13)	(0.03)	—		(0.40)		(0.31)		(0.32)		(0.26)		(0.17)		(0.21)

Net Asset Value, End of Period	$10.74		$10.40	$9.73	$10.14	$10.30	$9.77		$12.02		$13.15		$12.49		$12.78		$11.32		$11.12

Total Return	4.93	%(B)	9.18%	(1.60%)	(0.25%)	5.79%	(2.30	%)(B)	(5.82	%)(B)	8.07%		0.15%		15.50%		3.44%		(0.23%)
Net Assets, End of Period (thousands)	$137,974		$150,732	$127,746	$118,637	$93,698	$16,379		$134,436		$138,838		$118,858		$136,348		$116,214		$98,887
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.15%	0.12%	0.15%	0.18%	0.18	%(C)(D)	0.30	%(C)	0.33	%(E)	0.40	%(E)	0.40	%(E)	0.40	%(E)	0.40	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.14	%(C)	0.15%	0.12%	0.12%	0.19%	0.88	%(C)(D)	0.50	%(C)	0.53	%(E)	0.50	%(E)	0.51	%(E)	0.52	%(E)	0.54	%(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(C)	1.88%	2.84%	1.92%	1.72%	1.29	%(C)(D)	2.87	%(C)	2.40%		1.57%		1.56%		1.54%		1.56%
Portfolio Turnover Rate	28	%(B)	43%	31%	25%	21%	4	%(B)	N/A		N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assetsis inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A		0.23	%(B)	0.24%		0.24%		0.24%		0.26%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
					Period
	Six Months		Year	Year	Jul 10,
	Ended		Ended	Ended	2017 Ʊ to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,
	2020		2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$11.28		$10.55	$10.72	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.19	0.18	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.45)		0.79	(0.20)	0.69

Total from Investment Operations	(1.32)		0.98	(0.02)	0.72

Less Distributions:
Net Investment Income	(0.21)		(0.19)	(0.15)	—
Net Realized Gains	(0.08)		(0.06)	(—)	—

Total Distributions	(0.29)		(0.25)	(0.15)	—

Net Asset Value, End of Period	$9.67		$11.28	$10.55	$10.72

Total Return	(12.16	%)(B)	9.60%	(0.19%)	7.20	%(B)

Net Assets, End of Period (thousands)	$73,850		$69,829	$43,331	$18,787
Ratio of Expenses to Average Net Assets *	0.40	%(C)	0.40%	0.40%	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *	0.59	%(C)	0.63%	0.66%	0.66	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.40	%(C)	1.80%	1.65%	0.99	%(C)(D)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25	%(C)	0.26%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and five operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining ninety-six are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of April 30, 2020, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/2020
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	1%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	2%
	VA Global Bond Portfolio (IDG)	4%

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	3%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	1%

49

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value

50

pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

51

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

52

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.18%
VA Global Bond Portfolio	0.21%*
VIT Inflation-Protected Securities Portfolio	0.10%
VA Global Moderate Allocation Portfolio	0.25%
VA Equity Allocation Portfolio	0.30%

*

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.30%	—	$2	$139	$624
VA Equity Allocation Portfolio (3)	0.40%	0.30%	12	69	11

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

53

(2)

Effective February 28, 2019, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	$9
VA International Small Portfolio	4
VA Global Bond Portfolio	16

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$5
VA U.S. Large Value Portfolio	6
VA International Value Portfolio	4
VA International Small Portfolio	4
VA Short-Term Fixed Portfolio	4
VA Global Bond Portfolio	5
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	1
VA Equity Allocation Portfolio	(—)

54

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$62,510	$27,923
VA U.S. Large Value Portfolio	—	—	44,195	38,951
VA International Value Portfolio	—	—	42,208	16,891
VA International Small Portfolio	—	—	29,523	17,830
VA Short-Term Fixed Portfolio	—	$13,016	20,692	57,666
VA Global Bond Portfolio	$3,995	33,559	65,849	36,842
VIT Inflation-Protected Securities Portfolio	40,121	57,949	—	—

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$15,497	$30,302	$37,902	—	—	$7,897	682	$324	—

Total	$15,497	$30,302	$37,902	—	—	$7,897	682	$324	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,322	$14,239	$15,869	$(1)	$(1)	$690	60	$58	—

Total	$2,322	$14,239	$15,869	$(1)	$(1)	$690	60	$58	—

VA International Value Portfolio
The DFA Short Term Investment Fund	$12,343	$81,219	$72,995	$(2)	$6	$20,571	1,778	$233	—

Total	$12,343	$81,219	$72,995	$(2)	$6	$20,571	1,778	$233	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$12,580	$20,427	$19,384	—	—	$13,623	1,177	$235	—

Total	$12,580	$20,427	$19,384	—	—	$13,623	1,177	$235	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$17,047	$114,428	$130,319	$3	$(1)	$1,158	100	$152	—

Total	$17,047	$114,428	$130,319	$3	$(1)	$1,158	100	$152	—

55

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
VA Global Bond Portfolio
The DFA Short Term Investment Fund	$172	$2,270	$2,442	—	—	—	—	$12	—

Total	$172	$2,270	$2,442	—	—	—	—	$12	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$43,560	$7,471	$2,511	$(230)	$(3,986)	$44,304	2,221	$342	$948
DFA Selectively Hedged Global
Fixed Income Portfolio	17,176	1,619	1,983	(41)	(384)	16,387	1,714	435	—
International Core Equity Portfolio	17,636	2,201	1,037	(30)	(2,490)	16,280	1,499	172	—
VA Global Bond Portfolio	17,175	3,315	4,147	(108)	(213)	16,022	1,520	448	—
U.S. Core Equity 1 Portfolio	15,712	1,815	506	33	(1,240)	15,814	714	127	261
Emerging Markets Core Equity Portfolio	6,490	1,099	—	—	(814)	6,775	393	51	—
DFA Two-Year Global Fixed Income Portfolio	6,778	1,395	2,000	(11)	(36)	6,126	614	107	—
VA Short-Term Fixed Portfolio	6,779	1,458	2,000	(13)	(98)	6,126	598	160	—
VA U.S. Large Value Portfolio	3,160	365	15	1	(607)	2,904	137	67	34
DFA Real Estate Securities Portfolio	2,598	101	—	—	(477)	2,222	65	37	3
VA International Value Portfolio	1,919	67	—	—	(530)	1,456	163	67	—

Total	$138,983	$20,906	$14,199	$(399)	$(10,875)	$134,416	9,638	$2,013	$1,246

VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$19,194	$4,106	$862	$29	$(1,890)	$20,577	930	$163	$332
U.S. Large Company Portfolio	15,389	2,639	950	85	(740)	16,423	735	186	81
VA U.S. Targeted Value Portfolio	8,571	3,987	336	(103)	(2,288)	9,831	778	131	230
International Core Equity Portfolio	9,677	2,152	633	(110)	(1,624)	9,462	871	98	—
Emerging Markets Core Equity Portfolio	4,982	1,707	269	(32)	(776)	5,612	325	40	—
VA U.S. Large Value Portfolio	4,796	1,561	247	(30)	(943)	5,137	242	104	53
VA International Small Portfolio	2,986	698	173	(41)	(536)	2,934	301	82	36
VA International Value Portfolio	2,213	729	121	(33)	(604)	2,184	245	80	—
DFA Real Estate Securities Portfolio	2,018	360	100	1	(375)	1,904	56	32	3

Total	$69,826	$17,939	$3,691	$(234)	$(9,776)	$74,064	4,483	$916	$735

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible

56

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2018	$10,323	$14,148	—	$24,471
2019	8,215	15,461	—	23,676
VA U.S. Large Value Portfolio
2018	7,970	14,206	—	22,176
2019	10,763	10,592	—	21,355
VA International Value Portfolio
2018	7,102	—	—	7,102
2019	8,346	863	—	9,209
VA International Small Portfolio
2018	6,297	5,190	—	11,487
2019	4,619	10,011	—	14,630
VA Short-Term Fixed Portfolio
2018	2,602	—	—	2,602
2019	4,625	—	—	4,625
VA Global Bond Portfolio
2018	5,516	150	—	5,666
2019	16,766	—	—	16,766
VIT Inflation-Protected Securities Portfolio
2018	2,974	—	—	2,974
2019	2,654	—	—	2,654
VA Global Moderate Allocation Portfolio
2018	2,394	1,029	—	3,423
2019	2,209	755	—	2,964
VA Equity Allocation Portfolio
2018	318	—	—	318
2019	773	230	—	1,003

As of October 31, 2019, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$5,351	$7,616	—	$6,301	$19,268
VA U.S. Large Value Portfolio	9,273	6,059	—	101,129	116,461

57

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA International Value Portfolio	$10,529	—	$(3,496)	$(10,452)	$(3,419)
VA International Small Portfolio	6,028	$2,997	—	(490)	8,535
VA Short-Term Fixed Portfolio	6,183	—	(232)	241	6,192
VA Global Bond Portfolio	10,002	—	(3,268)	(6,216)	518
VIT Inflation-Protected Securities Portfolio	2,202	—	(636)	2,729	4,295
VA Global Moderate Allocation Portfolio	1,698	889	—	22,804	25,391
VA Equity Allocation Portfolio	582	515	—	2,937	4,034

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	—	—
VA U.S. Large Value Portfolio	—	—
VA International Value Portfolio	$3,496	$3,496
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	232	232
VA Global Bond Portfolio	3,268	3,268
VIT Inflation-Protected Securities Portfolio	636	636
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2019, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$482
VIT Inflation-Protected Securities Portfolio	353

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$352,738	$66,419	$(44,972)	$21,447
VA U.S. Large Value Portfolio	406,987	117,209	(21,041)	96,168
VA International Value Portfolio	333,939	25,310	(27,307)	(1,997)
VA International Small Portfolio	248,929	40,615	(38,062)	2,553
VA Short-Term Fixed Portfolio	354,660	476	(144)	332

58

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA Global Bond Portfolio	$384,719	$313	$(13,383)	$(13,070)
VIT Inflation-Protected Securities Portfolio	122,916	565	(188)	377
VA Global Moderate Allocation Portfolio	107,513	21,836	(208)	21,628
VA Equity Allocation Portfolio	54,795	2,745	(658)	2,087

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency

59

exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA International Value Portfolio	$—	$404
VA Global Bond Portfolio	387,198	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the VA Global Bond Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (1)
VA Global Bond Portfolio	$89	$89

60

	Liability Derivatives Value
	Total Value at April 30, 2020	Forward Currency Contracts (2)	Equity Contracts (3)
VA International Value Portfolio	$(1)	—		$(1)
VA Global Bond Portfolio	(3,476)	$(3,476)	—

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Large Value Portfolio	$(79)	—	$(79	)*
VA International Value Portfolio	162	—	162
VA International Small Portfolio	63	—	63	*
VA Global Bond Portfolio	10,590	$10,590	—
VA Equity Allocation Portfolio	(15)	—	(15	)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
VA International Value Portfolio	$(1)	—		$(1)
VA Global Bond Portfolio	2,404	$2,404	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or

61

receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2020 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
VA Global Bond Portfolio
State Street Bank and Trust	$13	$13	$(13)	—	—	$1,508	$1,508	$(13)	—	$1,495
Natwest Markets P.L.C	—	—	—	—	—	1,031	1,031	—	—	1,031
JP Morgan	13	13	(13)	—	—	877	877	(13)	—	864
Citibank, N.A	58	58	—	—	$58	—	—	—	—	—
Barclays Capital.	—	—	—	—	—	54	54	—	—	54
HSBC Bank.	—	—	—	—	—	6	6	—	—	6
UBS AG.	5	5	—	—	5	—	—	—	—	—

Total	$89	$89	$(26)	—	$63	$3,476	$3,476	$(26)	—	$3,450

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment

62

limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
VA U.S. Targeted Value Portfolio	0.79%	$2,718	4	—	$2,820	—
VA U.S. Large Value Portfolio	1.88%	2,053	41	$3	8,402	—
VA International Value Portfolio	1.13%	403	14	—	1,080	—
VA International Small Portfolio	1.75%	247	8	—	494	—
VA Global Moderate Allocation Portfolio	1.92%	210	19	—	1,013	—
VA Equity Allocation Portfolio	1.93%	204	16	—	2,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

63

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$13,706	$6,075	$(232)
VA U.S. Large Value Portfolio	7,600	3,313	(142)
VA International Value Portfolio	1,732	2,107	(577)
VA International Small Portfolio	1,208	1,989	590

J. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$9,132
VA U.S. Large Value Portfolio	1,319
VA International Value Portfolio	1,984
VA International Small Portfolio	6,917

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

64

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio
Common Stocks	$7,891	—	—	—	$7,891
VA U.S. Large Value Portfolio
Common Stocks	690	—	—	—	690
VA International Value Portfolio
Common Stocks, Preferred Stocks	20,567	—	—	—	20,567
VA International Small Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	13,622	—	—	—	13,622
VA Short-Term Fixed Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	1,156	—	—	—	1,156
VA Global Bond Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	0	—	—	—	0

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

65

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	5	66%
VA U.S. Large Value Portfolio	6	73%
VA International Value Portfolio	5	78%
VA International Small Portfolio	5	69%
VA Short-Term Fixed Portfolio	5	83%
VA Global Bond Portfolio	5	78%
VIT Inflation-Protected Securities Portfolio	4	93%
VA Global Moderate Allocation Portfolio	5	89%
VA Equity Allocation Portfolio	3	95%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court

66

dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.

Litigation counsel to the VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

The VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

67

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
VA U.S. Targeted Value Portfolio December 16, 2019	91%	0%	9%
VA U.S. Large Value Portfolio December 16, 2019	96%	0%	4%
VA International Value Portfolio December 16, 2019	88%	0%	12%
VA International Small Portfolio December 16, 2019	72%	0%	28%
VA Short-Term Fixed Portfolio December 16, 2019	96%	0%	4%
VA Global Bond Portfolio December 16, 2019	0%	0%	100%
VIT Inflation-Protected Securities Portfolio December 16, 2019	95%	0%	5%
VA Global Moderate Allocation Portfolio December 17, 2019	88%	0%	12%
VA Equity Allocation Portfolio December 17, 2019	91%	0%	9%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

68

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

69

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

70

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the VA Short-Term Fixed Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

71

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

72

DFA043020-004S 00245693

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

P.L.C.	Public Limited Company

SA	Special Assessment

ADR	American Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements.

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.

“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

#	Total or Partial Securities on Loan.

»	Securities that have generally been fair value factored. See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$994.60	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$842.30	0.39%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$902.70	0.29%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$871.70	0.55%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.13	0.55%	$2.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio

Communication Services	3.6%
Consumer Discretionary	18.5%
Consumer Staples	11.2%
Financials	2.8%
Health Care	17.3%
Industrials	13.4%
Information Technology	32.0%
Materials	1.2%

100.0%

U.S. Small Cap Growth Portfolio

Communication Services	2.7%
Consumer Discretionary	18.5%
Consumer Staples	5.9%
Energy	0.5%
Financials	7.8%
Health Care	12.0%
Industrials	25.0%
Information Technology	20.3%
Materials	5.9%
Real Estate	0.5%
Utilities	0.9%

100.0%

International Large Cap Growth Portfolio

Communication Services	8.5%
Consumer Discretionary	12.9%
Consumer Staples	14.2%
Energy	1.1%
Financials	5.3%
Health Care	16.4%
Industrials	19.8%
Information Technology	10.5%
Materials	7.9%
Real Estate	0.6%
Utilities	2.8%

100.0%

International Small Cap Growth Portfolio

Communication Services	6.4%
Consumer Discretionary	15.0%
Consumer Staples	9.3%
Energy	1.1%
Financials	6.2%
Health Care	8.1%
Industrials	25.0%
Information Technology	17.1%
Materials	7.8%
Real Estate	1.8%
Utilities	2.2%

100.0%

4

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (3.6%)
* Facebook, Inc., Class A	174,620	$35,746,460	1.5%
Verizon Communications, Inc.	636,143	36,546,415	1.5%
Other Securities		13,513,954	0.6%

TOTAL COMMUNICATION SERVICES		85,806,829	3.6%

CONSUMER DISCRETIONARY — (18.3%)
* Amazon.com, Inc.	53,163	131,525,262	5.5%
Best Buy Co., Inc.	251,942	19,331,510	0.8%
* Booking Holdings, Inc.	13,219	19,571,655	0.8%
Home Depot, Inc. (The)	322,959	70,996,077	3.0%
Lowe’s Cos., Inc.	212,543	22,263,879	0.9%
NIKE, Inc., Class B	246,610	21,499,460	0.9%
Starbucks Corp.	343,683	26,370,797	1.1%
Target Corp.	140,811	15,452,599	0.7%
TJX Cos., Inc. (The)	356,581	17,490,298	0.7%
Other Securities		92,417,705	3.9%

TOTAL CONSUMER DISCRETIONARY		436,919,242	18.3%

CONSUMER STAPLES — (11.1%)
Altria Group, Inc.	791,782	31,077,444	1.3%
Clorox Co. (The)	71,957	13,415,663	0.6%
Coca-Cola Co. (The)	732,405	33,610,065	1.4%
Costco Wholesale Corp.	91,101	27,603,603	1.2%
PepsiCo, Inc.	364,148	48,173,139	2.0%
Procter & Gamble Co. (The)	391,939	46,197,850	1.9%
Other Securities		64,093,028	2.7%

TOTAL CONSUMER STAPLES		264,170,792	11.1%

FINANCIALS — (2.8%)
MSCI, Inc.	40,997	13,406,019	0.6%
S&P Global, Inc.	69,555	20,371,268	0.9%
Other Securities		31,702,631	1.3%

TOTAL FINANCIALS		65,479,918	2.8%

HEALTH CARE — (17.2%)
AbbVie, Inc.	397,184	32,648,460	1.4%
Amgen, Inc.	258,574	61,856,072	2.6%
Bristol-Myers Squibb Co.	327,216	19,898,005	0.8%
Eli Lilly and Co.	274,899	42,510,381	1.8%
Gilead Sciences, Inc.	250,702	21,058,968	0.9%
* IDEXX Laboratories, Inc.	51,281	14,235,606	0.6%
Johnson & Johnson	645,341	96,826,964	4.1%
Merck & Co., Inc.	887,781	70,436,544	2.9%
Other Securities		49,479,379	2.1%

TOTAL HEALTH CARE		408,950,379	17.2%

INDUSTRIALS — (13.2%)
3M Co.	177,074	26,901,082	1.1%

5

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Boeing Co. (The)	120,718	$17,023,652	0.7%
Caterpillar, Inc.	160,221	18,646,520	0.8%
Honeywell International, Inc.	141,936	20,140,718	0.8%
Illinois Tool Works, Inc.	86,871	14,116,537	0.6%
Lockheed Martin Corp.	78,508	30,544,322	1.3%
Rockwell Automation, Inc.	72,202	13,680,835	0.6%
Union Pacific Corp.	221,561	35,403,232	1.5%
United Parcel Service, Inc., Class B	207,151	19,608,914	0.8%
Other Securities		119,160,069	5.0%

TOTAL INDUSTRIALS		315,225,881	13.2%

INFORMATION TECHNOLOGY — (31.7%)
Accenture P.L.C., Class A	157,184	29,108,905	1.2%
Apple, Inc.	375,114	110,208,493	4.6%
Applied Materials, Inc.	267,546	13,291,685	0.6%
Automatic Data Processing, Inc.	103,500	15,182,415	0.6%
Cisco Systems, Inc.	572,343	24,255,896	1.0%
International Business Machines Corp.	363,660	45,661,150	1.9%
Intuit, Inc.	53,565	14,452,373	0.6%
Mastercard, Inc., Class A.	318,713	87,636,514	3.7%
Microsoft Corp.	668,158	119,740,595	5.0%
Oracle Corp.	1,004,861	53,227,487	2.2%
QUALCOMM, Inc.	351,225	27,630,871	1.2%
Texas Instruments, Inc.	219,601	25,489,088	1.1%
Visa, Inc., Class A	386,188	69,019,519	2.9%
Other Securities		120,205,488	5.1%

TOTAL INFORMATION TECHNOLOGY		755,110,479	31.7%

MATERIALS — (1.2%)
Other Securities		28,487,627	1.2%

TOTAL COMMON STOCKS (Cost $1,719,388,940)		2,360,151,147	99.1%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	19,112,793	19,112,793	0.8%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	222,539	2,575,003	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,741,076,055)		$2,381,838,943	100.0%

6

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	115	06/19/20	$14,649,893	$16,688,800	$2,038,907

Total Futures Contracts			$14,649,893	$16,688,800	$2,038,907

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$85,806,829	—	—	$85,806,829
Consumer Discretionary	436,919,242	—	—	436,919,242
Consumer Staples	264,170,792	—	—	264,170,792
Financials	65,479,918	—	—	65,479,918
Health Care	408,950,379	—	—	408,950,379
Industrials	315,225,881	—	—	315,225,881
Information Technology	755,110,479	—	—	755,110,479
Materials	28,487,627	—	—	28,487,627
Temporary Cash Investments	19,112,793	—	—	19,112,793
Securities Lending Collateral	—	$2,575,003	—	2,575,003
Futures Contracts**	2,038,907	—	—	2,038,907

TOTAL	$2,381,302,847	$2,575,003	—	$2,383,877,850

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

7

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$16,254,240	2.7%

CONSUMER DISCRETIONARY — (17.6%)
#	Carter’s, Inc.	40,436	3,162,095	0.5%
	Churchill Downs, Inc.	25,636	2,569,240	0.4%
*	Deckers Outdoor Corp.	30,162	4,486,899	0.7%
#*	Floor & Decor Holdings, Inc., Class A	75,006	3,180,254	0.5%
*	Grand Canyon Education, Inc.	30,710	2,641,674	0.4%
*	GrubHub, Inc.	53,224	2,543,575	0.4%
*	Helen of Troy, Ltd.	18,153	2,982,175	0.5%
*	Murphy USA, Inc.	31,431	3,356,831	0.6%
#*	Ollie’s Bargain Outlet Holdings, Inc.	40,539	2,753,003	0.5%
*	Tempur Sealy International, Inc.	53,763	2,889,761	0.5%
	Wendy’s Co. (The)	176,830	3,511,844	0.6%
	Other Securities		77,292,002	12.9%

TOTAL CONSUMER DISCRETIONARY			111,369,353	18.5%

CONSUMER STAPLES — (5.6%)
#*	Boston Beer Co., Inc. (The), Class A	9,495	4,429,512	0.7%
	Flowers Foods, Inc.	139,181	3,100,953	0.5%
	Lancaster Colony Corp.	21,509	2,895,757	0.5%
	Other Securities		24,857,463	4.2%

TOTAL CONSUMER STAPLES			35,283,685	5.9%

ENERGY — (0.4%)
	Other Securities		2,704,935	0.4%

FINANCIALS — (7.5%)
	Cohen & Steers, Inc.	46,963	2,711,644	0.5%
	FirstCash, Inc.	36,431	2,617,203	0.4%
	RLI Corp.	37,498	2,730,979	0.5%
	Other Securities		39,099,328	6.4%

TOTAL FINANCIALS			47,159,154	7.8%

HEALTH CARE — (11.4%)
*	Amedisys, Inc.	24,813	4,569,562	0.8%
*	LHC Group, Inc.	22,751	2,957,402	0.5%
*	Medpace Holdings, Inc.	33,480	2,673,713	0.4%
*	NuVasive, Inc.	46,613	2,837,799	0.5%
*	Omnicell, Inc.	38,941	2,838,799	0.5%
*	Quidel Corp.	34,535	4,800,365	0.8%
	Other Securities		51,448,398	8.5%

TOTAL HEALTH CARE			72,126,038	12.0%

INDUSTRIALS — (23.7%)
*	Aerojet Rocketdyne Holdings, Inc.	76,417	3,143,795	0.5%
	Armstrong World Industries, Inc.	42,625	3,285,535	0.5%
	Exponent, Inc.	49,829	3,504,474	0.6%
*	FTI Consulting, Inc.	22,599	2,878,209	0.5%

8

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	29,927	$2,916,087	0.5%
	Landstar System, Inc.	30,625	3,163,869	0.5%
*	Mercury Systems, Inc.	39,423	3,514,955	0.6%
	MSA Safety, Inc.	30,855	3,472,113	0.6%
	Simpson Manufacturing Co., Inc.	38,377	2,766,982	0.5%
#*	SiteOne Landscape Supply, Inc.	37,435	3,317,864	0.6%
	Tetra Tech, Inc.	52,146	3,925,551	0.7%
#*	Trex Co., Inc.	45,088	4,293,279	0.7%
*	TriNet Group, Inc.	57,613	2,821,309	0.5%
	Other Securities		107,081,729	17.6%

TOTAL INDUSTRIALS			150,085,751	24.9%

INFORMATION TECHNOLOGY — (19.2%)
*	ACI Worldwide, Inc.	95,820	2,625,468	0.4%
*	Cirrus Logic, Inc.	43,913	3,319,823	0.6%
#*	Enphase Energy Inc.	118,402	5,544,766	0.9%
#*	Globant SA	32,066	3,709,074	0.6%
#	j2 Global, Inc.	36,743	2,962,955	0.5%
*	Lattice Semiconductor Corp.	146,912	3,306,989	0.5%
*	Manhattan Associates, Inc.	36,372	2,580,230	0.4%
*	Novanta, Inc.	34,180	2,969,900	0.5%
	Power Integrations, Inc.	25,449	2,604,705	0.4%
#*	Qualys, Inc.	31,132	3,282,558	0.5%
*	SolarEdge Technologies, Inc.	48,091	5,366,475	0.9%
	Other Securities		83,488,709	14.0%

TOTAL INFORMATION TECHNOLOGY			121,761,652	20.2%

MATERIALS — (5.6%)
	Graphic Packaging Holding Co.	199,543	2,663,899	0.4%
	Silgan Holdings, Inc.	79,837	2,754,377	0.5%
	Other Securities		30,342,443	5.0%

TOTAL MATERIALS			35,760,719	5.9%

REAL ESTATE — (0.5%)
	Other Securities		3,073,091	0.5%

UTILITIES — (0.9%)
	New Jersey Resources Corp.	77,271	2,610,214	0.4%
	Other Securities		3,077,685	0.5%

TOTAL UTILITIES			5,687,899	0.9%

TOTAL COMMON STOCKS			601,266,517	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		61,500	0.0%

TOTAL PREFERRED STOCKS			61,500	0.0%

TOTAL INVESTMENT SECURITIES (Cost $582,668,683)			601,328,017

9

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.216%	2,311,974	$2,311,974	0.4%

SECURITIES LENDING COLLATERAL — (4.6%) @§ The DFA Short Term Investment Fund	2,536,190	29,346,257	4.8%

TOTAL INVESTMENTS—(100.0%) (Cost $614,321,152)		$632,986,248	104.9%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,254,240	—	—	$16,254,240
Consumer Discretionary	111,369,353	—	—	111,369,353
Consumer Staples	35,283,685	—	—	35,283,685
Energy	2,704,935	—	—	2,704,935
Financials	47,159,154	—	—	47,159,154
Health Care	72,126,038	—	—	72,126,038
Industrials	150,085,751	—	—	150,085,751
Information Technology	121,761,652	—	—	121,761,652
Materials	35,760,719	—	—	35,760,719
Real Estate	3,073,091	—	—	3,073,091
Utilities	5,687,899	—	—	5,687,899
Preferred Stocks
Communication Services	61,500	—	—	61,500
Temporary Cash Investments	2,311,974	—	—	2,311,974
Securities Lending Collateral	—	$29,346,257	—	29,346,257

TOTAL	$603,639,991	$29,346,257	—	$632,986,248

See accompanying Notes to Financial Statements.

10

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.8%)
AUSTRALIA — (5.8%)
BHP Group, Ltd.	165,660	$3,381,833	0.7%
CSL, Ltd.	33,058	6,589,360	1.4%
Other Securities		18,569,949	3.9%

TOTAL AUSTRALIA		28,541,142	6.0%

AUSTRIA — (0.1%)
Other Securities		438,662	0.1%

BELGIUM — (0.9%)
Other Securities		4,324,353	0.9%

CANADA — (8.0%)
Canadian National Railway Co.	41,022	3,399,493	0.7%
Constellation Software, Inc.	3,145	3,024,302	0.6%
Other Securities		32,852,056	7.0%

TOTAL CANADA		39,275,851	8.3%

DENMARK — (2.1%)
Novo Nordisk A.S., Class B	139,776	8,916,312	1.9%
Other Security		1,501,058	0.3%

TOTAL DENMARK		10,417,370	2.2%

FINLAND — (1.0%)
Other Securities		5,023,330	1.1%

FRANCE — (9.0%)
Air Liquide SA	31,945	4,058,747	0.9%
* Airbus SE	60,661	3,840,963	0.8%
# Kering SA	6,880	3,499,887	0.7%
Legrand SA	35,691	2,392,816	0.5%
LVMH Moet Hennessy Louis Vuitton SE	22,088	8,539,056	1.8%
Safran SA	28,927	2,689,374	0.6%
Vinci SA	34,742	2,846,132	0.6%
Other Securities		16,555,454	3.4%

TOTAL FRANCE		44,422,429	9.3%

GERMANY — (7.6%)
Adidas AG	13,494	3,089,214	0.7%
Deutsche Boerse AG	19,530	3,027,901	0.6%
Deutsche Post AG	103,523	3,075,376	0.6%
Deutsche Telekom AG	337,709	4,937,176	1.0%
E.ON SE	253,584	2,540,219	0.5%
Fresenius Medical Care AG & Co. KGaA	36,136	2,831,996	0.6%
Infineon Technologies AG	216,788	4,030,289	0.8%
SAP SE	21,494	2,560,089	0.5%
Other Securities		11,156,530	2.5%

TOTAL GERMANY		37,248,790	7.8%

11

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (3.0%)
AIA Group, Ltd.	341,800	$3,136,961	0.7%
Hong Kong Exchanges & Clearing, Ltd.	89,890	2,882,066	0.6%
Other Securities		8,496,453	1.8%

TOTAL HONG KONG		14,515,480	3.1%

IRELAND — (0.4%)
Other Securities		2,212,091	0.5%

ISRAEL — (0.4%)
Other Securities		1,879,244	0.4%

ITALY — (1.9%)
Other Securities		9,528,231	2.0%

JAPAN — (22.9%)
Astellas Pharma, Inc.	155,200	2,566,876	0.5%
Daikin Industries, Ltd.	20,700	2,656,450	0.6%
Fast Retailing Co., Ltd.	5,000	2,371,234	0.5%
Kao Corp.	44,000	3,393,117	0.7%
KDDI Corp.	197,400	5,717,547	1.2%
NTT DOCOMO, Inc.	109,500	3,227,099	0.7%
Recruit Holdings Co., Ltd.	118,000	3,442,200	0.7%
Sony Corp.	106,900	6,879,451	1.4%
Tokyo Electron, Ltd.	13,700	2,917,838	0.6%
Other Securities		79,321,830	16.8%

TOTAL JAPAN		112,493,642	23.7%

NETHERLANDS — (3.0%)
ASML Holding NV	13,926	4,016,676	0.9%
Unilever NV 904784709	89,365	4,416,418	0.9%
# Wolters Kluwer NV	53,502	3,940,548	0.8%
Other Securities		2,398,929	0.5%

TOTAL NETHERLANDS		14,772,571	3.1%

NEW ZEALAND — (0.3%)
Other Securities		1,655,645	0.3%

NORWAY — (0.6%)
Other Securities		3,036,829	0.6%

PORTUGAL — (0.0%)
Other Security		246,436	0.0%

SINGAPORE — (0.9%)
Other Securities		4,337,993	0.9%

SPAIN — (2.2%)
Amadeus IT Group SA	54,299	2,591,824	0.5%
Other Securities		8,452,440	1.8%

TOTAL SPAIN		11,044,264	2.3%

SWEDEN — (2.3%)
Atlas Copco AB, Class A	63,342	2,183,048	0.5%

12

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (Continued)
Other Securities		$9,018,811	1.9%

TOTAL SWEDEN		11,201,859	2.4%

SWITZERLAND — (9.7%)
Geberit AG	5,082	2,272,685	0.5%
Givaudan SA	1,096	3,675,198	0.8%
Nestle SA	80,928	8,571,086	1.8%
Roche Holding AG CH0012032048	51,789	17,934,393	3.8%
SGS SA	1,208	2,724,887	0.6%
Sika AG	27,530	4,553,714	1.0%
Other Securities		7,754,659	1.5%

TOTAL SWITZERLAND		47,486,622	10.0%

UNITED KINGDOM — (13.7%)
Ashtead Group P.L.C.	101,911	2,783,718	0.6%
AstraZeneca P.L.C.	15,702	1,642,304	0.3%
AstraZeneca P.L.C., Sponsored ADR	107,948	5,643,521	1.2%
# Diageo P.L.C., Sponsored ADR	20,729	2,874,076	0.6%
Experian P.L.C.	123,602	3,711,813	0.8%
# GlaxoSmithKline P.L.C., Sponsored ADR	190,460	8,012,652	1.7%
Imperial Brands P.L.C.	169,781	3,571,930	0.7%
SSE P.L.C.	243,066	3,812,580	0.8%
# Unilever P.L.C., Sponsored ADR	76,255	3,955,347	0.8%
Other Securities		31,282,002	6.6%

TOTAL UNITED KINGDOM		67,289,943	14.1%

UNITED STATES — (0.0%)
Other Security		14,801	0.0%

TOTAL COMMON STOCKS		471,407,578	99.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		1,242,317	0.3%

TOTAL INVESTMENT SECURITIES (Cost $448,950,795)		472,649,895

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	1,672,224	19,349,307	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $468,295,080)		$491,999,202	103.5%

13

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$395,043	$28,146,099	—	$28,541,142
Austria	—	438,662	—	438,662
Belgium	83,503	4,240,850	—	4,324,353
Canada	39,275,851	—	—	39,275,851
Denmark	—	10,417,370	—	10,417,370
Finland	—	5,023,330	—	5,023,330
France	140,789	44,281,640	—	44,422,429
Germany	641,978	36,606,812	—	37,248,790
Hong Kong	—	14,515,480	—	14,515,480
Ireland	—	2,212,091	—	2,212,091
Israel	586,008	1,293,236	—	1,879,244
Italy	1,185,357	8,342,874	—	9,528,231
Japan	—	112,493,642	—	112,493,642
Netherlands	8,433,094	6,339,477	—	14,772,571
New Zealand	—	1,655,645	—	1,655,645
Norway	—	3,036,829	—	3,036,829
Portugal	—	246,436	—	246,436
Singapore	—	4,337,993	—	4,337,993
Spain	—	11,044,264	—	11,044,264
Sweden	69,728	11,132,131	—	11,201,859
Switzerland	—	47,486,622	—	47,486,622
United Kingdom	23,504,603	43,785,340	—	67,289,943
United States	—	14,801	—	14,801
Preferred Stocks
Germany	—	1,242,317	—	1,242,317
Securities Lending Collateral	—	19,349,307	—	19,349,307

TOTAL	$74,315,954	$417,683,248	—	$491,999,202

See accompanying Notes to Financial Statements.

14

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2020

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (5.8%)
# JB Hi-Fi, Ltd.	25,072	$566,813	0.3%
* Saracen Mineral Holdings, Ltd.	247,697	679,333	0.4%
Other Securities		10,505,903	5.4%

TOTAL AUSTRALIA		11,752,049	6.1%

AUSTRIA — (1.0%)
ANDRITZ AG	22,054	724,640	0.4%
Other Securities		1,301,802	0.7%

TOTAL AUSTRIA		2,026,442	1.1%

BELGIUM — (1.0%)
Other Securities		2,017,420	1.0%

CANADA — (7.4%)
B2Gold Corp.	151,609	766,786	0.4%
* Kinaxis, Inc.	6,150	618,203	0.3%
Stantec, Inc.	24,160	712,155	0.4%
Other Securities		12,795,516	6.6%

TOTAL CANADA		14,892,660	7.7%

CHINA — (0.3%)
Other Securities		526,058	0.3%

DENMARK — (2.0%)
Pandora A.S.	27,541	979,317	0.5%
* Royal Unibrew A.S.	14,823	1,146,800	0.6%
SimCorp A.S.	11,133	1,028,342	0.5%
Other Securities		978,951	0.5%

TOTAL DENMARK		4,133,410	2.1%

FINLAND — (2.5%)
Orion Oyj, Class B	26,317	1,337,386	0.7%
# Valmet Oyj	30,958	707,980	0.4%
Other Securities		2,910,358	1.5%

TOTAL FINLAND		4,955,724	2.6%

FRANCE — (3.9%)
Ingenico Group SA	13,599	1,710,996	0.9%
Other Securities		6,245,508	3.2%

TOTAL FRANCE		7,956,504	4.1%

GERMANY — (5.9%)
Bechtle AG	7,619	1,101,841	0.6%
CTS Eventim AG & Co. KGaA	14,305	594,685	0.3%
* Evotec SE	28,193	695,675	0.4%
Freenet AG	31,486	597,311	0.3%
Gerresheimer AG	7,285	579,371	0.3%

15

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$8,262,775	4.3%

TOTAL GERMANY		11,831,658	6.2%

HONG KONG — (1.7%)
# Vitasoy International Holdings, Ltd.	186,000	663,368	0.4%
Other Securities		2,704,138	1.4%

TOTAL HONG KONG		3,367,506	1.8%

INDIA — (0.0%)
Other Security		63,338	0.0%

IRELAND — (0.5%)
Glanbia P.L.C.	53,779	572,333	0.3%
Other Securities		425,930	0.2%

TOTAL IRELAND		998,263	0.5%

ISRAEL — (1.3%)
Other Securities		2,650,155	1.4%

ITALY — (3.8%)
# Amplifon SpA	26,956	617,057	0.3%
DiaSorin SpA	6,049	1,031,486	0.5%
Prysmian SpA	31,540	595,096	0.3%
Other Securities		5,496,423	2.9%

TOTAL ITALY		7,740,062	4.0%

JAPAN — (24.8%)
Other Securities		49,963,145	26.0%

NETHERLANDS — (3.1%)
# BE Semiconductor Industries NV	21,231	878,662	0.5%
Euronext NV	13,342	1,120,114	0.6%
# IMCD NV	13,115	1,158,107	0.6%
Other Securities		3,205,046	1.6%

TOTAL NETHERLANDS		6,361,929	3.3%

NEW ZEALAND — (0.6%)
Other Securities		1,131,152	0.6%

NORWAY — (0.9%)
Other Securities		1,769,122	0.9%

PORTUGAL — (0.2%)
Other Securities		493,205	0.3%

SINGAPORE — (1.2%)
Other Securities		2,328,593	1.2%

SPAIN — (2.4%)
Bolsas y Mercados Espanoles SHMSF SA	16,876	615,778	0.3%
Enagas SA	27,819	649,343	0.3%

16

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$3,506,433	1.9%

TOTAL SPAIN		4,771,554	2.5%

SWEDEN — (2.6%)
Other Securities		5,318,528	2.8%

SWITZERLAND — (6.9%)
Belimo Holding AG	128	852,172	0.4%
Cembra Money Bank AG	6,419	610,240	0.3%
Galenica AG	11,690	837,125	0.4%
Georg Fischer AG	1,001	747,045	0.4%
Logitech International SA	36,796	1,772,215	0.9%
SIG Combibloc Group AG	50,568	819,037	0.4%
Sunrise Communications Group AG	8,487	679,822	0.4%
VAT Group AG	7,219	1,191,434	0.6%
Other Securities		6,358,971	3.4%

TOTAL SWITZERLAND		13,868,061	7.2%

UNITED KINGDOM — (14.1%)
B&M European Value Retail SA	204,628	855,743	0.5%
* Boohoo Group P.L.C	183,041	743,773	0.4%
Britvic P.L.C	70,675	650,543	0.3%
Cranswick P.L.C	12,273	574,054	0.3%
Diploma P.L.C	30,069	651,736	0.3%
Electrocomponents P.L.C	118,068	857,648	0.5%
Games Workshop Group P.L.C	7,924	599,725	0.3%
Greggs P.L.C	27,589	634,579	0.3%
Howden Joinery Group P.L.C	144,864	955,263	0.5%
IG Group Holdings P.L.C	81,798	775,301	0.4%
IMI P.L.C	63,232	657,491	0.3%
Rotork P.L.C	211,963	660,778	0.4%
Tate & Lyle P.L.C	107,417	962,495	0.5%
Victrex P.L.C	22,981	575,811	0.3%
Other Securities		18,365,543	9.5%

TOTAL UNITED KINGDOM		28,520,483	14.8%

UNITED STATES — (0.2%)
Other Securities		405,430	0.2%

TOTAL COMMON STOCKS		189,842,451	98.7%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	17,156	665,234	0.3%
Other Security		201,816	0.1%

TOTAL GERMANY		867,050	0.4%

17

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
ISRAEL — (0.0%)
Other Security		$878	0.0%

TOTAL INVESTMENT SECURITIES (Cost $194,024,120)		190,710,379

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	950,641	10,999,862	5.7%

TOTAL INVESTMENTS — (100.0%) (Cost $205,022,200)		$201,710,241	104.8%

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,719	$11,733,330	—	$11,752,049
Austria	—	2,026,442	—	2,026,442
Belgium	—	2,017,420	—	2,017,420
Canada	14,892,660	—	—	14,892,660
China	—	526,058	—	526,058
Denmark	—	4,133,410	—	4,133,410
Finland	—	4,955,724	—	4,955,724
France	—	7,956,504	—	7,956,504
Germany	210,841	11,620,817	—	11,831,658
Hong Kong	—	3,367,506	—	3,367,506
India	—	63,338	—	63,338
Ireland	—	998,263	—	998,263
Israel	—	2,650,155	—	2,650,155
Italy	—	7,740,062	—	7,740,062
Japan	45,502	49,917,643	—	49,963,145
Netherlands	—	6,361,929	—	6,361,929
New Zealand	—	1,131,152	—	1,131,152
Norway	—	1,769,122	—	1,769,122
Portugal	—	493,205	—	493,205
Singapore	—	2,328,593	—	2,328,593
Spain	—	4,771,554	—	4,771,554
Sweden	—	5,318,528	—	5,318,528
Switzerland	—	13,868,061	—	13,868,061
United Kingdom	—	28,520,483	—	28,520,483
United States	339,336	66,094	—	405,430
Preferred Stocks
Germany	—	867,050	—	867,050
Rights/Warrants
Israel	—	878	—	878
Securities Lending Collateral	—	10,999,862	—	10,999,862

TOTAL	$15,507,058	$186,203,183	—	$201,710,241

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $21,571, $66,963, $25,755 and $16,327 of securities on loan, respectively)	$2,360,151	$601,328	$472,650	$190,710
Temporary Cash Investments at Value & Cost	19,113	2,312	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,574, $29,340, $19,344 and $10,998, respectively)	2,575	29,346	19,349	11,000
Segregated Cash for Futures Contracts	1,380	—	—	—
Foreign Currencies at Value	—	—	406	311
Cash	—	—	151	702
Receivables:
Investment Securities Sold	2,733	1,174	353	656
Dividends and Interest	2,198	91	1,589	651
Securities Lending Income	5	19	19	24
Fund Shares Sold	2,335	809	744	196
Unrealized Gain on Foreign Currency Contracts	—	—	—	4
Prepaid Expenses and Other Assets	107	67	47	19

Total Assets	2,390,597	635,146	495,308	204,273

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,575	29,347	19,350	11,001
Investment Securities Purchased	1,398	1,734	—	704
Fund Shares Redeemed	3,204	592	332	39
Due to Advisor	294	146	86	66
Futures Margin Variation	222	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Accrued Expenses and Other Liabilities	144	54	43	47

Total Liabilities	7,837	31,873	19,812	11,858

NET ASSETS	$2,382,760	$603,273	$475,496	$192,415

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,382,760; $603,273; $475,496 and $192,415 and shares outstanding of 110,118,969, 39,111,516, 39,893,080 and 15,649,426, respectively	$21.64	$15.42	$11.92	$12.30

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,719,389	$582,669	$448,951	$194,024

Foreign Currencies at Cost	$—	$—	$401	$310

NET ASSETS CONSIST OF:
Paid-In Capital	$1,734,909	$611,485	$490,513	$199,129
Total Distributable Earnings (Loss)	647,851	(8,212)	(15,017)	(6,714)

NET ASSETS	$2,382,760	$603,273	$475,496	$192,415

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $507 and $174, respectively)	$23,667	$4,174	$4,855	$1,695
Income from Securities Lending	53	143	86	149

Total Investment Income	23,720	4,317	4,941	1,844

Fund Expenses
Investment Management Fees	1,951	1,106	570	499
Accounting & Transfer Agent Fees	224	63	55	31
Custodian Fees	12	7	22	26
Filing Fees	42	31	33	14
Shareholders’ Reports	40	19	14	12
Directors’/Trustees’ Fees & Expenses	6	2	1	1
Professional Fees	15	5	4	2
Other	9	6	4	4

Total Fund Expenses	2,299	1,239	703	589

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	59	—	1	(33)
Fees Paid Indirectly (Note C)	—	—	(18)	(5)

Net Expenses	2,358	1,239	686	551

Net Investment Income (Loss)	21,362	3,078	4,255	1,293

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	5,935	(26,677)	(11,195)	(4,150)
Affiliated Investment Companies Shares Sold	(4)	(5)	(4)	(2)
Futures	(4,682)	(512)	(1,690)	220
Foreign Currency Transactions	—	—	(99)	(21)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(79,813)	(97,464)	(51,425)	(22,887)
Affiliated Investment Companies Shares	(1)	—	4	1
Futures	2,039	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	16	3

Net Realized and Unrealized Gain (Loss)	(76,526)	(124,658)	(64,393)	(26,836)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(55,164)	$(121,580)	$(60,138)	$(25,543)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,362	$37,801	$3,078	$5,009	$4,255	$8,452	$1,293	$4,176
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,935	20,486	(26,677)	3,817	(11,195)	(13,827)	(4,150)	1,160
Affiliated Investment Companies Shares Sold	(4)	—	(5)	3	(4)	—	(2)	—
Futures	(4,682)	(369)	(512)	(17)	(1,690)	57	220	(166)
Foreign Currency Transactions	—	—	—	—	(99)	6	(21)	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(79,813)	266,090	(97,464)	31,040	(51,425)	56,533	(22,887)	10,012
Affiliated Investment Companies Shares	(1)	1	—	5	4	—	1	1
Futures	2,039	—	—	—	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	16	11	3	5

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,164)	324,009	(121,580)	39,857	(60,138)	51,232	(25,543)	15,227

Distributions:
Institutional Class Shares	(38,204)	(83,596)	(6,367)	(27,282)	(3,156)	(8,124)	(1,980)	(8,491)
Capital Share Transactions (1):
Shares Issued	776,186	391,891	248,815	146,659	231,026	141,959	56,953	68,690
Shares Issued in Lieu of Cash Distributions	38,028	83,208	6,324	27,118	3,148	8,075	1,977	8,471
Shares Redeemed	(534,365)	(480,675)	(145,548)	(156,489)	(109,501)	(91,327)	(45,905)	(59,511)

Net Increase (Decrease) from Capital Share Transactions	279,849	(5,576)	109,591	17,288	124,673	58,707	13,025	17,650

Total Increase (Decrease) in Net Assets	186,481	234,837	(18,356)	29,863	61,379	101,815	(14,498)	24,386
Net Assets
Beginning of Period	2,196,279	1,961,442	621,629	591,766	414,117	312,302	206,913	182,527

End of Period	$2,382,760	$2,196,279	$603,273	$621,629	$475,496	$414,117	$192,415	$206,913

(1) Shares Issued and Redeemed:
Shares Issued	34,700	19,490	14,609	8,473	18,017	11,598	4,834	5,195
Shares Issued in Lieu of Cash Distributions	1,737	4,371	361	1,691	258	644	136	655
Shares Redeemed	(25,584)	(23,753)	(9,458)	(9,091)	(9,510)	(7,509)	(3,857)	(4,426)

Net Increase (Decrease) from Shares Issued and Redeemed	10,853	108	5,512	1,073	8,765	4,733	1,113	1,424

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio							U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.13		$19.78	$18.22	$14.91	$14.82	$14.31	$18.50		$18.19	$18.25	$14.66	$14.74	$14.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.38	0.37	0.30	0.27	0.26	0.08		0.15	0.15	0.14	0.14	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.32)		2.81	1.59	3.30	0.17	0.56	(2.98)		1.00	0.12	3.68	0.02	0.51

Total from Investment Operations	(0.12)		3.19	1.96	3.60	0.44	0.82	(2.90)		1.15	0.27	3.82	0.16	0.61

Less Distributions:
Net Investment Income	(0.17)		(0.35)	(0.35)	(0.29)	(0.27)	(0.24)	(0.08)		(0.15)	(0.15)	(0.14)	(0.14)	(0.10)
Net Realized Gains	(0.20)		(0.49)	(0.05)	—	(0.08)	(0.07)	(0.10)		(0.69)	(0.18)	(0.09)	(0.10)	(0.07)

Total Distributions	(0.37)		(0.84)	(0.40)	(0.29)	(0.35)	(0.31)	(0.18)		(0.84)	(0.33)	(0.23)	(0.24)	(0.17)

Net Asset Value, End of Period	$21.64		$22.13	$19.78	$18.22	$14.91	$14.82	$15.42		$18.50	$18.19	$18.25	$14.66	$14.74

Total Return	(0.54	%)(B)	16.87%	10.72%	24.34%	3.00%	5.79%	(15.77	%)(B)	7.04%	1.43%	26.15%	1.12%	4.31%

Net Assets, End of Period (thousands)	$2,382,760		$2,196,279	$1,961,442	$1,645,255	$1,102,580	$737,537	$603,273		$621,629	$591,766	$508,137	$319,024	$251,815
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.19%	0.20%	0.20%	0.20%	0.39	%(C)	0.39%	0.38%	0.39%	0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)	0.19	%(C)	0.20%	0.19%	0.19%	0.20%	0.20%	0.39	%(C)	0.39%	0.38%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.79	%(C)	1.83%	1.83%	1.78%	1.86%	1.77%	0.96	%(C)	0.84%	0.78%	0.85%	0.95%	0.70%
Portfolio Turnover Rate	9	%(B)	11%	19%	14%	14%	15%	14	%(B)	24%	23%	27%	47%	16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio							International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2015
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.30		$11.83	$13.00	$10.78	$11.19	$11.68	$14.23		$13.92	$15.83	$12.69	$12.45	$11.98

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.30	0.30	0.27	0.27	0.28	0.09		0.30	0.33	0.28	0.25	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.41)		1.46	(1.18)	2.21	(0.43)	(0.43)	(1.88)		0.69	(1.53)	3.16	0.38	0.55

Total from Investment Operations	(1.29)		1.76	(0.88)	2.48	(0.16)	(0.15)	(1.79)		0.99	(1.20)	3.44	0.63	0.83

Less Distributions:
Net Investment Income	(0.09)		(0.29)	(0.29)	(0.26)	(0.25)	(0.27)	(0.07)		(0.28)	(0.32)	(0.28)	(0.24)	(0.25)
Net Realized Gains	—		—	—	—	—	(0.07)	(0.07)		(0.40)	(0.39)	(0.02)	(0.15)	(0.11)

Total Distributions	(0.09)		(0.29)	(0.29)	(0.26)	(0.25)	(0.34)	(0.14)		(0.68)	(0.71)	(0.30)	(0.39)	(0.36)

Net Asset Value, End of Period.	$11.92		$13.30	$11.83	$13.00	$10.78	$11.19	$12.30		$14.23	$13.92	$15.83	$12.69	$12.45

Total Return	(9.73	%)(B)	15.01%	(6.92%)	23.23%	(1.43%)	(1.29%)	(12.76	%)(B)	7.64%	(8.00%)	27.49%	5.21%	7.09%

Net Assets, End of Period (thousands)	$475,496		$414,117	$312,302	$322,796	$225,886	$168,129	$192,415		$206,913	$182,527	$177,770	$118,697	$92,466
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.29%	0.30%	0.30%	0.30%	0.30%	0.55	%(C)	0.54%	0.55%	0.55%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor and (Fees Paid Indirectly))	0.30	%(C)	0.33%	0.30%	0.31%	0.33%	0.34%	0.58	%(C)	0.61%	0.57%	0.63%	0.65%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.81	%(C)	2.39%	2.30%	2.29%	2.47%	2.45%	1.28	%(C)	2.21%	2.08%	1.97%	2.04%	2.24%
Portfolio Turnover Rate	7	%(B)	20%	19%	21%	20%	37%	13	%(B)	35%	30%	27%	29%	30%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the _Fund_) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and four operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the _Domestic Equity Portfolios_) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before

24

the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios use data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

25

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.16%*
U.S. Small Cap Growth Portfolio	0.34%*
International Large Cap Growth Portfolio	0.24%*
International Small Cap Growth Portfolio	0.49%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

26

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
U.S. Large Cap Growth Portfolio	0.17%	0.15%
U.S. Small Cap Growth Portfolio	0.35%	0.33%
International Large Cap Growth Portfolio	0.25%	0.23%
International Small Cap Growth Portfolio	0.50%	0.48%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the six months ended April 30, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	$73	$(59)	$31
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	16	(1)	161
International Small Cap Growth Portfolio	0.55%	2	33	271

27

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$18
International Small Cap Growth Portfolio	5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$(1)
U.S. Small Cap Growth Portfolio	1
International Large Cap Growth Portfolio	(—)
International Small Cap Growth Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$458,780	$207,959
U.S. Small Cap Growth Portfolio	201,312	91,675
International Large Cap Growth Portfolio	154,387	30,492
International Small Cap Growth Portfolio	41,354	26,955

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

28

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$17,682	$124,591	$139,693	$(4)	$(1)	$2,575	223	$645	—

Total	$17,682	$124,591	$139,693	$(4)	$(1)	$2,575	223	$645	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$61,260	$133,486	$165,395	$(5)	—	$29,346	2,536	$1,336	—

Total	$61,260	$133,486	$165,395	$(5)	—	$29,346	2,536	$1,336	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$12,163	$89,956	$82,770	$(4)	$4	$19,349	1,672	$222	—

Total	$12,163	$89,956	$82,770	$(4)	$4	$19,349	1,672	$222	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$8,804	$24,169	$21,972	$(2)	$1	$11,000	951	$182	—

Total	$8,804	$24,169	$21,972	$(2)	$1	$11,000	951	$182	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

29

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2018	$33,295	$4,401	—	$37,696
2019	34,952	48,644	—	83,596
U.S. Small Cap Growth Portfolio
2018	4,421	5,194	—	9,615
2019	4,838	22,444	—	27,282
International Large Cap Growth Portfolio
2018	7,557	—	—	7,557
2019	8,124	—	—	8,124
International Small Cap Growth Portfolio
2018	3,861	4,453	—	8,314
2019	3,742	4,749	—	8,491

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(2,728)	—	$(2,728)
U.S. Small Cap Growth Portfolio	(163)	$(200)	(363)
International Large Cap Growth Portfolio	(306)	—	(306)
International Small Cap Growth Portfolio	(271)	—	(271)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$523	$20,125	—	$720,590	$741,238
U.S. Small Cap Growth Portfolio	—	3,449	—	116,292	119,741
International Large Cap Growth Portfolio	546	—	$(27,210)	74,944	48,280
International Small Cap Growth Portfolio	339	975	—	19,497	20,811

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after

30

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Large Cap Growth Portfolio	—	—
U.S. Small Cap Growth Portfolio	—	—
International Large Cap Growth Portfolio	$27,210	$27,210
International Small Cap Growth Portfolio	—	—

During the year ended October 31, 2019, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,559,396	$675,315	$(26,908)	$648,407
U.S. Small Cap Growth Portfolio	605,889	146,840	(27,939)	118,901
International Large Cap Growth Portfolio	328,518	68,944	(15,890)	53,054
International Small Cap Growth Portfolio	188,150	32,971	(12,587)	20,384

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal periods remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

31

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2020 was as follows (amount in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$9,506
International Large Cap Growth Portfolio	161
International Small Cap Growth Portfolio	230

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2020	Equity Contracts*,(1)
U.S. Large Cap Growth Portfolio	$2,039	$2,039

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the six months ended April 30, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$(4,682)	$(4,682)
U.S. Small Cap Growth Portfolio	(512)	(512	)*

32

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
International Large Cap Growth Portfolio	$(1,690)	$(1,690	)*
International Small Cap Growth Portfolio	220	220	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$2,039	$2,039

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2020, there were no futures contracts outstanding. During the six months ended April 30, 2020, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
U.S. Large Cap Growth Portfolio	1.56%	$8,247	17	$4	$21,524	—
U.S. Small Cap Growth Portfolio	1.86%	2,676	22	2	14,237	—
International Large Cap Growth Portfolio	1.21%	2,362	21	1	6,052	—

33

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
International Small Cap Growth Portfolio	1.55%	$799	13	—	$2,366	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$20,087	$48,969	$8,244
U.S. Small Cap Growth Portfolio	29,739	21,913	(16,515)
International Large Cap Growth Portfolio	5,196	4,589	(769)
International Small Cap Growth Portfolio	3,047	3,180	(809)

J. Securities Lending:

As of April 30, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Growth Portfolio	$19,705
U.S. Small Cap Growth Portfolio	40,029

34

Non-Cash Collateral Market Value
International Large Cap Growth Portfolio	$8,161
International Small Cap Growth Portfolio	6,475

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020:

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks	$2,575	—	—	—	$2,575
U.S. Small Cap Growth Portfolio
Common Stocks	29,347	—	—	—	29,347
International Large Cap Growth Portfolio
Common Stocks	19,350	—	—	—	19,350

35

	Remaining Contractual Maturity of the Agreements As of April 30, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
International Small Cap Growth Portfolio
Common Stocks	$11,001	—	—	—	$11,001

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	76%
U.S. Small Cap Growth Portfolio	4	82%
International Large Cap Growth Portfolio	3	84%
International Small Cap Growth Portfolio	3	87%

36

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

37

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
International Large Cap Growth Portfolio December 17, 2019	89%	0%	11%
International Small Cap Growth Portfolio December 17, 2019	94%	0%	6%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

38

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

41

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

42

DFA043020-041S 00245699

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and
Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2020
EXPENSE TABLE
	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,010.50	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

3

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,017,579	$12,750,272
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	827,733	8,525,650
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	82,656	1,831,657
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	80,732	1,803,551
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	49,365	945,838
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	27,150	468,607
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,403	427,915

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $25,214,418)		$26,753,490

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $203,562)	203,562	203,562

TOTAL INVESTMENTS — (100.0%)
(Cost $25,417,980)		$26,957,052

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$26,753,490	—	—	$26,753,490
Temporary Cash Investments	203,562	—	—	203,562

TOTAL	$26,957,052	—	—	$26,957,052

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$26,753
Temporary Cash Investments at Value & Cost	204
Receivables:
Fund Shares Sold	55
Due from Advisor	12
Prepaid Expenses and Other Assets	10

Total Assets	27,034

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	100
Fund Shares Redeemed	3
Accrued Expenses and Other Liabilities	106

Total Liabilities	209

NET ASSETS	$26,825

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	2,470,038

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.86

Investments in Affiliated Investment Companies at Cost	$25,214

NET ASSETS CONSIST OF:
Paid-In Capital	$25,999
Total Distributable Earnings (Loss)	826

NET ASSETS	$26,825

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$176

Total Investment Income	176

Expenses
Accounting & Transfer Agent Fees	9
Custodian Fees	1
Filing Fees	20
Shareholders’ Reports	7
Legal Fees	1

Total Expenses	38

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(31)

Net Expenses	7

Net Investment Income (Loss)	169

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	37
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(76)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(86)

Net Realized and Unrealized Gain (Loss)	(125)

Net Increase (Decrease) in Net Assets Resulting from Operations	$44

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169	$369
Capital Gain Distributions Received from Affiliated Investment Companies	37	14
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(76)	(45)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(86)	1,041

Net Increase (Decrease) in Net Assets Resulting from Operations	44	1,379

Distributions:
Institutional Class Shares	(183)	(378)
Capital Share Transactions (1):
Shares Issued	8,195	9,382
Shares Issued in Reorganization	6,353	—
Shares Issued in Lieu of Cash Distributions	179	366
Shares Redeemed	(7,365)	(7,154)

Net Increase (Decrease) from Capital Share Transactions	7,362	2,594

Total Increase (Decrease) in Net Assets	7,223	3,595
Net Assets
Beginning of Period	19,602	16,007

End of Period	$26,825	$19,602

(1) Shares Issued and Redeemed:
Shares Issued	739	896
Shares Issued in Reorganization	585	—
Shares Issued in Lieu of Cash Distributions	17	35
Shares Redeemed	(680)	(680)

Net Increase (Decrease) from Shares Issued and Redeemed	661	251

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period.	$10.83		$10.27	$10.59	$10.26	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.22	0.25	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03		0.57	(0.27)	0.30	0.22

Total from Investment Operations	0.11		0.79	(0.02)	0.47	0.36

Less Distributions:
Net Investment Income	(0.07)		(0.22)	(0.28)	(0.14)	(0.10)
Net Realized Gains	(0.01)		(0.01)	(0.02)	—	—

Total Distributions	(0.08)		(0.23)	(0.30)	(0.14)	(0.10)

Net Asset Value, End of Period	$10.86		$10.83	$10.27	$10.59	$10.26

Total Return	1.05	%(B)	7.72%	(0.23%)	4.65%	3.65	%(B)

Net Assets, End of Period (thousands)	$26,825		$19,602	$16,007	$11,937	$6,454
Ratio of Expenses to Average Net Assets *(C)	0.23	%(D)	0.22%	0.21%	0.22%	0.22	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.50	%(D)	0.57%	0.42%	0.43%	2.01	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.46	%(D)	2.07%	2.38%	1.61%	1.42	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.17	%(D)	0.16%	0.15%	0.16%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2020, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the SOI.

On February 10, 2020, the Portfolio acquired substantially all of the assets of the Dimensional 2005 Target Date Retirement Fund (the “2005 Target Date Fund”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolio and the 2005 Target Date Fund since they had identical investment objectives and fundamental investment restrictions. The 2005 Target Date Fund was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Portfolio.

The reorganization was accomplished by a tax-free exchange of 585,008 shares of the Portfolio for 594,165 shares of the 2005 Target Date Fund. The 2005 Target Date Fund had net assets immediately before the Reorganization, of $6,450,991, including $556,714 of unrealized appreciation, which were combined with the Portfolio’s net assets. Immediately before the Reorganization, the Portfolio’s net assets were $19,468,091, and immediately after the Reorganization, the Portfolio’s net assets were $25,919,082. The Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 10, 2020.

Assuming that the Reorganization had been completed on November 1, 2019, the Portfolio’s proforma results of operations for the period ended April 30, 2020 would have been as follows (amounts in thousands):

Net Investment Income	$195
Net Realized Gain (Loss)	(18)
Change in Unrealized Appreciation (Depreciation)	471
Net Increase (Decrease) in Net Assets Resulting from Operations	648

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the 2005 Target Date Fund that have been included in the Portfolio’s Statement of Operations since February 10, 2020.

9

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund shares are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

10

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2020, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to recovery by the Advisor as of April 30, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	—	$31	$139

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

11

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	$	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$9,356	$5,705	$2,933	$2	$620	$12,750	1,018	$65	$8
DFA One-Year Fixed Income Portfolio	6,200	4,066	1,737	(1)	(2)	8,526	828	61	—
U.S. Core Equity 1 Portfolio	1,304	1,173	603	(35)	(7)	1,832	83	14	22
U.S. Large Company Portfolio	1,297	1,083	639	(12)	75	1,804	81	19	7
Large Cap International Portfolio	716	591	252	(14)	(95)	946	49	10	—
Emerging Markets Core Equity
Portfolio	358	290	115	(14)	(50)	469	27	3	—
International Core Equity Portfolio	359	233	92	(2)	(70)	428	39	4	—

Total	$19,590	$13,141	$6,371	$(76)	$471	$26,755	2,125	$176	$37

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

12

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2018	$379	$14	—	$393
2019	368	10	—	378

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(17)	$(4)	$(21)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$22	$944	$966

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$15,943	$831	—	$831

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Dimensional Retirement Income Fund	1.84%	$145	19	—	$240	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolio’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	4	76%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

15

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

16

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

17

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

18

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

19

DFA043020-055S 00245701

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2020 Target Date Retirement Income Fund

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly

Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Dimensional 2020 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$1,042.80	0.20%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

Dimensional 2025 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$1,039.00	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Dimensional 2030 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$1,024.40	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

Dimensional 2035 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$987.40	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26

Dimensional 2040 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$938.30	0.26%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional 2045 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$917.10	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional 2050 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$912.70	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional 2055 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$914.60	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional 2060 Target Date Retirement Income Fund (2)

Actual Fund Return	$1,000.00	$914.20	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

Dimensional 2065 Target Date Retirement Income Fund (2) (3)

Actual Fund Return	$1,000.00	$594.30	0.24%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,015.48	0.24%	$0.79

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

(3)

Dimensional 2065 Target Date Retirement Income Fund commenced operations on January 2, 2020. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (119), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 182 day period for the period ended April 30, 2020 to allow for comparability.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2020 Target Date Retirement Income Fund	100.0%
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	100.0%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

5

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,188,328	$65,009,748
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,980,973	23,553,768
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	381,761	8,528,542
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	382,066	8,466,578
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	220,517	4,225,102
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	141,214	2,437,366
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	189,675	2,059,869

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $99,560,398)		$114,280,973

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $778,576)	778,576	778,576

TOTAL INVESTMENTS — (100.0%) (Cost $100,338,974)		$115,059,549

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$114,280,973	—	—	$114,280,973
Temporary Cash Investments	778,576	—	—	778,576

TOTAL	$115,059,549	—	—	$115,059,549

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,436,566	$52,750,774
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,477,427	43,572,165
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	827,027	18,326,918
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	815,741	18,223,651
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	473,107	9,064,732
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	284,125	4,904,000
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	425,022	4,615,739
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	364,549	3,634,553
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	336,508	3,634,281

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $135,629,577)		$158,726,813

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $276,972)	276,972	276,972

TOTAL INVESTMENTS — (100.0%) (Cost $135,906,549)		$159,003,785

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$158,726,813	—	—	$158,726,813
Temporary Cash Investments	276,972	—	—	276,972

TOTAL	$159,003,785	—	—	$159,003,785

See accompanying Notes to Financial Statements.

7

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,382,544	$52,108,450
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,085,256	24,049,270
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,066,941	23,835,469
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	629,182	12,055,119
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	840,013	10,525,365
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	389,594	6,724,390
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	578,838	6,286,185
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	577,331	6,235,174
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	625,155	6,232,795

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $125,881,651)		$148,052,217

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$148,052,217	—	—	$148,052,217

TOTAL	$148,052,217	—	—	$148,052,217

See accompanying Notes to Financial Statements.

8

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,035,194	$24,198,457
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,066,346	23,630,225
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,049,976	23,456,457
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	609,346	11,675,081
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	733,374	7,920,444
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	794,140	7,917,573
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	359,056	6,197,310
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	544,507	5,913,342

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $98,024,711)		$110,908,889

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$110,908,889	—	—	$110,908,889

TOTAL	$110,908,889	—	—	$110,908,889

See accompanying Notes to Financial Statements.

9

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,021,195	$22,813,504
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,028,630	22,794,429
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	600,087	11,497,673
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	798,436	8,623,111
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	862,974	8,603,855
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	340,836	5,882,829
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	524,793	5,699,246
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	82,984	986,684

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,333,621)		$86,901,331

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $71,822)	71,822	71,822

TOTAL INVESTMENTS — (100.0%) (Cost $80,405,443)		$86,973,153

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$86,901,331	—	—	$86,901,331
Temporary Cash Investments	71,822	—	—	71,822

TOTAL	$86,973,153	—	—	$86,973,153

See accompanying Notes to Financial Statements.

10

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	873,801	$19,363,440
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	853,111	19,058,498
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	501,709	9,612,744
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	308,245	5,320,306
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	442,425	4,804,740
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	263,604	2,628,128
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	243,232	2,626,900

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $59,993,927)		$63,414,756

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $43,219)	43,219	43,219

TOTAL INVESTMENTS — (100.0%) (Cost $60,037,146)		$63,457,975

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$63,414,756	—	—	$63,414,756
Temporary Cash Investments	43,219	—	—	43,219

TOTAL	$63,457,975	—	—	$63,457,975

See accompanying Notes to Financial Statements.

11

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	700,688	$15,527,237
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	684,985	15,302,568
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	395,820	7,583,911
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	256,751	4,431,527
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	352,538	3,828,560
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	110,413	1,192,460
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	119,450	1,190,911

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,429,039)		$49,057,174

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $8,716)	8,716	8,716

TOTAL INVESTMENTS — (100.0%) (Cost $45,437,755)		$49,065,890

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$49,057,174	—	—	$49,057,174
Temporary Cash Investments	8,716	—	—	8,716

TOTAL	$49,065,890	—	—	$49,065,890

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	378,682	$8,391,599
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	369,936	8,264,368
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	215,611	4,131,111
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	139,036	2,399,767
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	191,522	2,079,925
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	64,653	644,593
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	59,681	644,548

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $26,054,255)		$26,555,911

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $24,393)	24,393	24,393

TOTAL INVESTMENTS — (100.0%) (Cost $26,078,648)		$26,580,304

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$26,555,911	—	—	$26,555,911
Temporary Cash Investments	24,393	—	—	24,393

TOTAL	$26,580,304	—	—	$26,580,304

See accompanying Notes to Financial Statements.

13

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	276,463	$6,126,411
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	271,937	6,075,079
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	157,306	3,013,979
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	101,579	1,753,251
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	139,535	1,515,351
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	44,445	480,007
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	48,127	479,826

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $19,247,426)		$19,443,904

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $11,873)	11,873	11,873

TOTAL INVESTMENTS — (100.0%) (Cost $19,259,299)		$19,455,777

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$19,443,904	—	—	$19,443,904
Temporary Cash Investments	11,873	—	—	11,873

TOTAL	$19,455,777	—	—	$19,455,777

See accompanying Notes to Financial Statements.

14

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,625	$36,305
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,611	35,704
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	907	17,376
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	654	11,280
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	785	8,525
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	337	3,634
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	363	3,623

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $111,382)		$116,447

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$116,447	—	—	$116,447

TOTAL	$116,447	—	—	$116,447

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2020 Target Date Retirement Income Fund	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,281	$158,727	$148,052	$110,909	$86,901
Temporary Cash Investments at Value & Cost	779	277	—	—	72
Receivables:
Affiliated Investment Companies Sold	—	—	615	70	—
Fund Shares Sold	442	201	297	1,285	439
Due from Advisor	—	—	—	—	2
Prepaid Expenses and Other Assets	13	9	9	9	10

Total Assets	115,515	159,214	148,973	112,273	87,424

LIABILITIES:
Payables:
Due to Custodian	—	—	—	3	—
Affiliated Investment Companies Purchased	715	185	—	203	18
Fund Shares Redeemed	37	87	639	7	135
Due to Advisor	—	2	2	—	—
Line of Credit	—	—	528	—	—
Accrued Expenses and Other Liabilities	20	18	19	20	21

Total Liabilities	772	292	1,188	233	174

NET ASSETS	$114,743	$158,922	$147,785	$112,040	$87,250

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $114,743; $158,922; $147,785; $112,040 and $87,250 and shares outstanding of 9,599,707, 12,800,065, 11,810,892, 9,233,141 and 7,452,475, respectively	$11.95	$12.42	$12.51	$12.13	$11.71

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$99,560	$135,630	$125,882	$98,025	$80,334

NET ASSETS CONSIST OF:
Paid-In Capital	$98,968	$134,008	$124,567	$97,724	$79,922
Total Distributable Earnings (Loss)	15,775	24,914	23,218	14,316	7,328

NET ASSETS	$114,743	$158,922	$147,785	$112,040	$87,250

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$63,415	$49,057	$26,556	$19,444	$116
Temporary Cash Investments at Value & Cost	43	9	24	12	—
Receivables:
Fund Shares Sold	111	220	112	93	—
Due from Advisor	2	3	3	3	4
Prepaid Expenses and Other Assets	9	9	8	8	16

Total Assets	63,580	49,298	26,703	19,560	136

LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	17
Affiliated Investment Companies Purchased	5	—	6	—	1
Fund Shares Redeemed	1	92	17	6	—
Accrued Expenses and Other Liabilities	17	17	16	16	1

Total Liabilities	23	109	39	22	19

NET ASSETS	$63,557	$49,189	$26,664	$19,538	$117

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $63,557; $49,189; $26,664; $19,538 and $117 and shares outstanding of 5,421,193, 4,231,485, 2,289,937, 1,672,004 and 13,894, respectively	$11.72	$11.62	$11.64	$11.69	$8.39

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$59,994	$45,429	$26,054	$19,247	$111

NET ASSETS CONSIST OF:
Paid-In Capital	$59,755	$44,643	$26,391	$19,603	$136
Total Distributable Earnings (Loss)	3,802	4,546	273	(65)	(19)

NET ASSETS	$63,557	$49,189	$26,664	$19,538	$117

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Dimensional 2020 Target Date Retirement Income Fund	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$801	$1,370	$1,491	$1,305	$1,176

Total Investment Income	801	1,370	1,491	1,305	1,176

Expenses
Accounting & Transfer Agent Fees	12	13	12	11	11
Custodian Fees	1	1	1	1	1
Filing Fees	13	13	13	13	14
Shareholders’ Reports	5	5	6	5	5
Audit Fees	—	1	1	1	—
Legal Fees	1	1	1	1	—
Other	8	11	10	8	7

Total Expenses	40	45	44	40	38

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(6)	5	2	(4)	(9)

Net Expenses	34	50	46	36	29

Net Investment Income (Loss)	767	1,320	1,445	1,269	1,147

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	261	491	602	600	603
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,510	2,439	1,786	1,657	1,166
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,593	2,233	795	(4,010)	(7,657)

Net Realized and Unrealized Gain (Loss)	4,364	5,163	3,183	(1,753)	(5,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,131	$6,483	$4,628	$(484)	$(4,741)

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$770	$598	$315	$227	—

Total Investment Income	770	598	315	227	—

Expenses
Accounting & Transfer Agent Fees	10	10	10	9	1
Custodian Fees	1	1	1	1	1
Filing Fees	13	12	11	11	—
Shareholders’ Reports	4	4	3	3	—
Legal Fees	—	—	—	—	3
Organizational & Offering Costs	—	—	—	—	49
Other	7	4	1	2	—

Total Expenses	35	31	26	26	54

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(12)	(14)	(18)	(19)	(54)

Net Expenses	23	17	8	7	—

Net Investment Income (Loss)	747	581	307	220	—

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	518	433	223	157	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	424	979	(311)	(241)	(27)
Futures	—	—	—	—	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(6,937)	(5,596)	(2,742)	(2,044)	5

Net Realized and Unrealized Gain (Loss)	(5,995)	(4,184)	(2,830)	(2,128)	(19)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,248)	$(3,603)	$(2,523)	$(1,908)	$(19)

The Portfolio commenced operations on January 2, 2020.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2020 Target Date Retirement Income Fund		Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$767	$2,354	$1,320	$3,313	$1,445	$3,310
Capital Gain Distributions Received from Affiliated Investment Companies	261	225	491	435	602	515
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,510	276	2,439	(197)	1,786	(557)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,593	10,366	2,233	16,627	795	16,863

Net Increase (Decrease) in Net Assets Resulting from Operations	5,131	13,221	6,483	20,178	4,628	20,131

Distributions:
Institutional Class Shares	(1,434)	(2,648)	(1,751)	(3,474)	(2,045)	(3,500)
Capital Share Transactions (1):
Shares Issued	18,896	30,408	22,377	52,555	23,063	44,262
Shares Issued in Lieu of Cash Distributions	1,433	2,644	1,748	3,466	2,043	3,498
Shares Redeemed	(29,663)	(23,888)	(41,956)	(30,618)	(39,755)	(42,922)

Net Increase (Decrease) from Capital Share Transactions	(9,334)	9,164	(17,831)	25,403	(14,649)	4,838

Total Increase (Decrease) in Net Assets	(5,637)	19,737	(13,099)	42,107	(12,066)	21,469
Net Assets
Beginning of Period	120,380	100,643	172,021	129,914	159,851	138,382

End of Period	$114,743	$120,380	$158,922	$172,021	$147,785	$159,851

(1) Shares Issued and Redeemed:
Shares Issued	1,617	2,743	1,819	4,602	1,865	3,812
Shares Issued in Lieu of Cash Distributions	123	238	144	303	164	302
Shares Redeemed	(2,522)	(2,163)	(3,402)	(2,679)	(3,140)	(3,675)

Net Increase (Decrease) from Shares Issued and Redeemed	(782)	818	(1,439)	2,226	(1,111)	439

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2035 Target Date Retirement Income Fund		Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,269	$2,546	$1,147	$2,050	$747	$1,447
Capital Gain Distributions Received from Affiliated Investment Companies	600	349	603	283	518	217
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,657	(433)	1,166	(800)	424	(432)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(4,010)	11,486	(7,657)	7,550	(6,937)	6,267

Net Increase (Decrease) in Net Assets Resulting from Operations	(484)	13,948	(4,741)	9,083	(5,248)	7,499

Distributions:
Institutional Class Shares	(1,671)	(2,766)	(1,408)	(2,195)	(932)	(1,550)
Capital Share Transactions (1):
Shares Issued	17,311	42,979	19,370	42,973	12,614	30,225
Shares Issued in Lieu of Cash Distributions	1,669	2,763	1,407	2,193	931	1,549
Shares Redeemed	(34,716)	(27,402)	(32,945)	(25,985)	(21,992)	(15,083)

Net Increase (Decrease) from Capital Share Transactions	(15,736)	18,340	(12,168)	19,181	(8,447)	16,691

Total Increase (Decrease) in Net Assets	(17,891)	29,522	(18,317)	26,069	(14,627)	22,640
Net Assets
Beginning of Period	129,931	100,409	105,567	79,498	78,184	55,544

End of Period	$112,040	$129,931	$87,250	$105,567	$63,557	$78,184

(1) Shares Issued and Redeemed:
Shares Issued	1,401	3,672	1,551	3,557	979	2,470
Shares Issued in Lieu of Cash Distributions	134	238	113	186	74	128
Shares Redeemed	(2,737)	(2,318)	(2,556)	(2,165)	(1,675)	(1,220)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,202)	1,592	(892)	1,578	(622)	1,378

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2050 Target Date Retirement Income Fund		Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$581	$1,195	$307	$546	$220	$385
Capital Gain Distributions Received from Affiliated Investment Companies	433	180	223	72	157	52
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	979	(372)	(311)	(91)	(241)	(130)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(5,596)	5,287	(2,742)	2,503	(2,044)	1,912

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,603)	6,290	(2,523)	3,030	(1,908)	2,219

Distributions:
Institutional Class Shares	(732)	(1,279)	(370)	(576)	(264)	(403)
Capital Share Transactions (1):
Shares Issued	13,771	24,933	7,301	16,697	5,610	12,418
Shares Issued in Lieu of Cash Distributions	732	1,279	369	576	264	403
Shares Redeemed	(24,782)	(13,103)	(11,065)	(4,544)	(7,408)	(4,273)

Net Increase (Decrease) from Capital Share Transactions	(10,279)	13,109	(3,395)	12,729	(1,534)	8,548

Total Increase (Decrease) in Net Assets	(14,614)	18,120	(6,288)	15,183	(3,706)	10,364
Net Assets
Beginning of Period	63,803	45,683	32,952	17,769	23,244	12,880

End of Period	$49,189	$63,803	$26,664	$32,952	$19,538	$23,244

(1) Shares Issued and Redeemed:
Shares Issued	1,120	2,062	584	1,381	455	1,033
Shares Issued in Lieu of Cash Distributions	58	106	30	48	21	33
Shares Redeemed	(1,896)	(1,072)	(882)	(371)	(600)	(353)

Net Increase (Decrease) from Shares Issued and Redeemed	(718)	1,096	(268)	1,058	(124)	713

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

Dimensional 2065 Target Date Retirement Income Fund
Period Jan 02, 2020 to Apr 30, 2020
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	$(27)
Futures	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5

Net Increase (Decrease) in Net Assets Resulting from Operations	(19)

Capital Share Transactions (1):
Shares Issued	830
Shares Redeemed	(694)

Net Increase (Decrease) from Capital Share Transactions	136

Total Increase (Decrease) in Net Assets	117
Net Assets
Beginning of	—

End of	$117

(1) Shares Issued and Redeemed:
Shares Issued	101
Shares Redeemed	(87)

Net Increase (Decrease) from Shares Issued and Redeemed	14

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund							Dimensional 2025 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.60		$10.52	$11.03	$10.58	$10.00		$12.08		$10.81	$11.32	$10.52	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.24	0.31	0.22	0.18		0.10		0.25	0.30	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.41		1.11	(0.48)	0.45	0.56		0.37		1.28	(0.48)	0.79	0.48

Total from Investment Operations	0.49		1.35	(0.17)	0.67	0.74		0.47		1.53	(0.18)	1.02	0.68

Less Distributions:
Net Investment Income	(0.08)		(0.24)	(0.32)	(0.22)	(0.16)		(0.10)		(0.25)	(0.31)	(0.22)	(0.16)
Net Realized Gains	(0.06)		(0.03)	(0.02)	—	—		(0.03)		(0.01)	(0.02)	—	—

Total Distributions	(0.14)		(0.27)	(0.34)	(0.22)	(0.16)		(0.13)		(0.26)	(0.33)	(0.22)	(0.16)

Net Asset Value, End of Period	$11.95		$11.60	$10.52	$11.03	$10.58		$12.42		$12.08	$10.81	$11.32	$10.52

Total Return	4.28	%(B)	12.94%	(1.67%)	6.50%	7.40	%(B)	3.90	%(B)	14.33%	(1.80%)	9.87%	6.89	%(B)

Net Assets, End of Period (thousands)	$114,743		$120,380	$100,643	$86,819	$54,543		$158,922		$172,021	$129,914	$104,380	$56,900
Ratio of Expenses to Average Net Assets *(C)	0.20	%(D)	0.21%	0.21%	0.22%	0.23	%(D)(E)	0.21	%(D)	0.22%	0.21%	0.23%	0.25	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.22	%(D)	0.25%	0.24%	0.26%	0.37	%(D)(E)	0.20	%(D)	0.24%	0.24%	0.26%	0.37	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.35	%(D)	2.15%	2.77%	2.07%	1.76	%(D)(E)	1.61	%(D)	2.20%	2.62%	2.08%	1.92	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14	%(D)	0.15%	0.15%	0.16%	0.17%		0.15	%(D)	0.16%	0.15%	0.17%	0.19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2030 Target Date Retirement Income Fund							Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.37		$11.09	$11.53	$10.37	$10.00		$12.45		$11.35	$11.66	$10.12	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.26	0.27	0.23	0.19		0.13		0.26	0.24	0.21	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18		1.29	(0.40)	1.14	0.33		(0.28)		1.12	(0.28)	1.53	0.09

Total from Investment Operations	0.30		1.55	(0.13)	1.37	0.52		(0.15)		1.38	(0.04)	1.74	0.27

Less Distributions:
Net Investment Income	(0.11)		(0.26)	(0.29)	(0.21)	(0.15)		(0.13)		(0.26)	(0.25)	(0.20)	(0.15)
Net Realized Gains	(0.05)		(0.01)	(0.02)	—	—		(0.04)		(0.02)	(0.02)	—	—

Total Distributions	(0.16)		(0.27)	(0.31)	(0.21)	(0.15)		(0.17)		(0.28)	(0.27)	(0.20)	(0.15)

Net Asset Value, End of Period.	$12.51		$12.37	$11.09	$11.53	$10.37		$12.13		$12.45	$11.35	$11.66	$10.12

Total Return	2.44	%(B)	14.20%	(1.32%)	13.44%	5.25	%(B)	(1.26	%)(B)	12.42%	(0.45%)	17.34%	2.75	%(B)

Net Assets, End of Period (thousands)	$147,785		$159,851	$138,382	$95,800	$51,966		$112,040		$129,931	$100,409	$71,803	$28,708
Ratio of Expenses to Average Net Assets *(C)	0.23	%(D)	0.24%	0.24%	0.25%	0.26	%(D)(E)	0.25	%(D)	0.26%	0.25%	0.26%	0.28	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.23	%(D)	0.27%	0.27%	0.29%	0.43	%(D)(E)	0.26	%(D)	0.29%	0.29%	0.31%	0.52	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.89	%(D)	2.21%	2.32%	2.07%	1.92	%(D)(E)	2.12	%(D)	2.20%	2.03%	1.92%	1.84	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17	%(D)	0.18%	0.18%	0.19%	0.20%		0.19	%(D)	0.20%	0.19%	0.20%	0.22%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2040 Target Date Retirement Income Fund							Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.65		$11.75	$11.94	$10.07	$10.00		$12.94		$11.90	$12.14	$10.06	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.26	0.22	0.21	0.19		0.13		0.26	0.24	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.91)		0.92	(0.15)	1.86	0.03		(1.19)		1.06	(0.20)	2.05	0.02

Total from Investment Operations	(0.77)		1.18	0.07	2.07	0.22		(1.06)		1.32	0.04	2.28	0.21

Less Distributions:
Net Investment Income	(0.14)		(0.26)	(0.24)	(0.20)	(0.15)		(0.13)		(0.26)	(0.26)	(0.20)	(0.15)
Net Realized Gains	(0.03)		(0.02)	(0.02)	—	—		(0.03)		(0.02)	(0.02)	—	—

Total Distributions	(0.17)		(0.28)	(0.26)	(0.20)	(0.15)		(0.16)		(0.28)	(0.28)	(0.20)	(0.15)

Net Asset Value, End of Period	$11.71		$12.65	$11.75	$11.94	$10.07		$11.72		$12.94	$11.90	$12.14	$10.06

Total Return	(6.17	%)(B)	10.25%	0.51%	20.73%	2.20	%(B)	(8.29	%)(B)	11.32%	0.22%	22.92%	2.20	%(B)

Net Assets, End of Period (thousands)	$87,250		$105,567	$79,498	$57,478	$28,270		$63,557		$78,184	$55,544	$38,800	$15,719
Ratio of Expenses to Average Net Assets *(C)	0.26	%(D)	0.27%	0.26%	0.27%	0.28	%(D)(E)	0.26	%(D)	0.26%	0.26%	0.26%	0.29	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.28	%(D)	0.31%	0.30%	0.32%	0.52	%(D)(E)	0.29	%(D)	0.33%	0.31%	0.34%	0.77	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.34	%(D)	2.16%	1.83%	1.93%	1.90	%(D)(E)	2.05	%(D)	2.14%	1.90%	2.00%	1.89	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.20%	0.21%	0.22%		0.20	%(D)	0.20%	0.20%	0.20%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2050 Target Date Retirement Income Fund							Dimensional 2055 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.89		$11.86	$12.09	$10.02	$10.00		$12.88		$11.85	$12.08	$10.03	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.26	0.24	0.22	0.18		0.13		0.26	0.24	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.25)		1.06	(0.19)	2.06	0.04		(1.22)		1.05	(0.20)	2.04	0.02

Total from Investment Operations	(1.12)		1.32	0.05	2.28	0.22		(1.09)		1.31	0.04	2.27	0.22

Less Distributions:
Net Investment Income	(0.12)		(0.27)	(0.26)	(0.21)	(0.20)		(0.13)		(0.26)	(0.26)	(0.21)	(0.19)
Net Realized Gains	(0.03)		(0.02)	(0.02)	—	—		(0.02)		(0.02)	(0.01)	(0.01)	—

Total Distributions	(0.15)		(0.29)	(0.28)	(0.21)	(0.20)		(0.15)		(0.28)	(0.27)	(0.22)	(0.19)

Net Asset Value, End of Period	$11.62		$12.89	$11.86	$12.09	$10.02		$11.64		$12.88	$11.85	$12.08	$10.03

Total Return	(8.73	%)(B)	11.28%	0.30%	22.97%	2.24	%(B)	(8.54	%)(B)	11.26%	0.29%	22.86%	2.24	%(B)

Net Assets, End of Period (thousands)	$49,189		$63,803	$45,683	$34,278	$14,361		$26,664		$32,952	$17,769	$11,019	$2,978
Ratio of Expenses to Average Net Assets *(C)	0.26	%(D)	0.27%	0.26%	0.27%	0.28	%(D)(E)	0.26	%(D)	0.27%	0.26%	0.27%	0.29	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.31	%(D)	0.35%	0.33%	0.36%	0.74	%(D)(E)	0.38	%(D)	0.47%	0.42%	0.46%	3.60	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.03	%(D)	2.16%	1.89%	1.99%	1.86	%(D)(E)	2.00	%(D)	2.15%	1.90%	2.02%	2.02	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.20%	0.21%	0.22%		0.20	%(D)	0.21%	0.20%	0.21%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2060 Target Date Retirement Income Fund							Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Period Jan 2, 2020 to Apr 30, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.94		$11.89	$12.13	$10.04	$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.26	0.24	0.23	0.19		0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.23)		1.07	(0.20)	2.04	0.03		(1.62)

Total from Investment Operations	(1.10)		1.33	0.04	2.27	0.22		(1.58)

Less Distributions:
Net Investment Income	(0.13)		(0.26)	(0.27)	(0.18)	(0.18)		(0.03)
Net Realized Gains	(0.02)		(0.02)	(0.01)	—	—		—

Total Distributions	(0.15)		(0.28)	(0.28)	(0.18)	(0.18)		(0.03)

Net Asset Value, End of Period	$11.69		$12.94	$11.89	$12.13	$10.04		$8.39

Total Return	(8.58	%)(B)	11.37%	0.27%	22.88%	2.24	%(B)	(15.73	%)(B)

Net Assets, End of Period (thousands)	$19,538		$23,244	$12,880	$7,301	$1,589		$117
Ratio of Expenses to Average Net Assets *(C)	0.26	%(D)	0.26%	0.26%	0.27%	0.29	%(D)(E)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.43	%(D)	0.57%	0.48%	0.61%	5.48	%(D)(E)	86.84	%(D)
Ratio of Net Investment Income to Average Net Assets	1.99	%(D)	2.12%	1.92%	2.01%	1.96	%(D)(E)	1.41	%(D)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.20%	0.20%	0.21%	0.23%		0.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, of which ten portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2020, the Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	10%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	22%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

29

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	22%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	10%

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

30

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund shares are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies and are also included as Level 1 investments.

31

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2020, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the

32

average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	$6	$103
Dimensional 2025 Target Date Retirement Income Fund	0.06%	7	(5)	91
Dimensional 2030 Target Date Retirement Income Fund	0.06%	5	(2)	97
Dimensional 2035 Target Date Retirement Income Fund	0.06%	2	4	96
Dimensional 2040 Target Date Retirement Income Fund	0.06%	1	9	102
Dimensional 2045 Target Date Retirement Income Fund	0.06%	1	12	101
Dimensional 2050 Target Date Retirement Income Fund	0.06%	—	14	105
Dimensional 2055 Target Date Retirement Income Fund	0.06%	—	18	107
Dimensional 2060 Target Date Retirement Income Fund	0.06%	1	19	111
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	54	54

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

33

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2020 Target Date Retirement Income Fund	$	(—)
Dimensional 2025 Target Date Retirement Income Fund		(—)
Dimensional 2030 Target Date Retirement Income Fund		(—)
Dimensional 2035 Target Date Retirement Income Fund		(—)
Dimensional 2040 Target Date Retirement Income Fund		(—)
Dimensional 2045 Target Date Retirement Income Fund		(—)
Dimensional 2050 Target Date Retirement Income Fund		(—)
Dimensional 2055 Target Date Retirement Income Fund		(—)
Dimensional 2060 Target Date Retirement Income Fund		(—)
Dimensional 2065 Target Date Retirement Income Fund		(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$65,465	$10,725	$13,766	$256	$2,329	$65,009	5,188	$361	$51
DFA LTIP Portfolio	22,678	1,969	4,864	530	3,241	23,554	1,981	160	—
U.S. Large Company Portfolio	9,814	1,592	2,668	418	(627)	8,529	382	105	49
U.S. Core Equity 1 Portfolio	9,770	1,617	2,237	282	(965)	8,467	382	72	161
Large Cap International Portfolio	5,447	894	1,464	35	(687)	4,225	221	55	—
Emerging Markets Core Equity Portfolio	2,811	705	772	(33)	(274)	2,437	141	21	—
International Core Equity Portfolio	2,766	356	662	17	(417)	2,060	190	25	—
DFA Short-Term Extended Quality Portfolio	192	1	192	3	(4)	—	—	1	—
DFA Two-Year Global Fixed Income Portfolio	192	1	192	2	(3)	—	—	1	—

Total	$119,135	$17,860	$26,817	$1,510	$2,593	$114,281	8,485	$801	$261

34

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA LTIP Portfolio	$52,914	$3,365	$12,180	$1,378	$7,273	$52,750	4,436	$366	—
DFA Inflation-Protected Securities Portfolio	42,884	6,624	7,635	2	1,697	43,572	3,477	244	$33
U.S. Core Equity 1 Portfolio	21,604	2,169	3,721	398	(2,123)	18,327	827	157	351
U.S. Large Company Portfolio	21,681	1,427	4,249	596	(1,231)	18,224	816	230	107
Large Cap International Portfolio	11,961	801	2,115	107	(1,689)	9,065	473	117	—
Emerging Markets Core Equity Portfolio	6,101	648	1,056	(51)	(738)	4,904	284	44	—
International Core Equity Portfolio	6,024	546	1,102	14	(866)	4,616	425	56	—
DFA Two-Year Global Fixed Income Portfolio	4,722	364	1,421	(2)	(28)	3,635	365	70	—
DFA Short-Term Extended Quality Portfolio	4,720	359	1,380	(3)	(62)	3,634	337	86	—

Total	$172,611	$16,303	$34,859	$2,439	$2,233	$158,727	11,440	$1,370	$491

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$49,989	$5,460	$11,691	$1,004	$7,348	$52,110	4,383	$354	—
U.S. Core Equity 1 Portfolio	26,903	3,503	4,531	463	(2,289)	24,049	1,085	205	$456
U.S. Large Company Portfolio	27,023	2,351	5,014	740	(1,265)	23,835	1,067	299	138
Large Cap International Portfolio	14,902	1,716	2,748	16	(1,831)	12,055	629	153	—
DFA Inflation-Protected Securities Portfolio	9,675	4,643	4,158	44	321	10,525	840	54	8
Emerging Markets Core Equity Portfolio	7,486	1,859	1,798	(308)	(515)	6,724	390	58	—
International Core Equity Portfolio	7,451	1,291	1,517	(125)	(814)	6,286	579	73	—
DFA Short-Term Extended Quality Portfolio	8,606	850	3,076	(34)	(111)	6,235	577	162	—
DFA Two-Year Global Fixed Income Portfolio	8,607	907	3,218	(14)	(49)	6,233	625	133	—

Total	$160,642	$22,580	$37,751	$1,786	$795	$148,052	10,175	$1,491	$602

Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$23,535	$3,552	$6,749	$484	$3,378	$24,200	2,036	$167	—
U.S. Core Equity 1 Portfolio	27,640	3,161	5,359	617	(2,429)	23,630	1,066	204	$460
U.S. Large Company Portfolio	27,681	2,022	5,751	913	(1,409)	23,456	1,050	299	140
Large Cap International Portfolio	15,268	1,118	2,891	53	(1,873)	11,675	609	151	—
DFA Short-Term Extended Quality Portfolio	10,452	1,856	4,211	(44)	(133)	7,920	733	195	—
DFA Two-Year Global Fixed Income Portfolio	10,453	1,960	4,418	(18)	(59)	7,918	794	160	—
Emerging Markets Core Equity Portfolio	7,664	1,298	1,899	(286)	(580)	6,197	359	57	—
International Core Equity Portfolio	7,633	708	1,460	(63)	(905)	5,913	545	72	—

Total	$130,326	$15,675	$32,738	$1,656	$(4,010)	$110,909	7,192	$1,305	$600

35

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$27,191	$3,191	$7,018	$709	$(1,260)	$22,813	1,021	$300	$141
U.S. Core Equity 1 Portfolio	27,093	4,578	7,016	386	(2,247)	22,794	1,029	204	462
Large Cap International Portfolio	14,977	1,673	3,269	130	(2,013)	11,498	600	151	—
DFA Short-Term Extended Quality Portfolio	10,819	2,162	4,190	(35)	(133)	8,623	798	214	—
DFA Two-Year Global Fixed Income Portfolio	10,819	2,183	4,317	(25)	(56)	8,604	863	176	—
Emerging Markets Core Equity Portfolio	7,602	778	1,518	(14)	(965)	5,883	341	57	—
International Core Equity Portfolio	7,516	828	1,590	15	(1,070)	5,699	525	72	—
DFA LTIP Portfolio of	—	941	41	—	87	987	83	2	—

Total	$106,017	$16,334	$28,959	$1,166	$(7,657)	$86,901	5,260	$1,176	$603

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$23,551	$2,717	$4,953	$221	$(2,172)	$19,364	874	$172	$397
U.S. Large Company Portfolio	23,631	1,690	5,498	435	(1,200)	19,058	853	255	121
Large Cap International Portfolio	13,005	1,206	2,803	(42)	(1,753)	9,613	502	129	—
Emerging Markets Core Equity Portfolio	6,537	1,246	1,534	(100)	(829)	5,320	308	48	—
International Core Equity Portfolio	6,497	679	1,359	(74)	(938)	4,805	442	61	—
DFA Two-Year Global Fixed Income Portfolio	2,860	1,024	1,236	(8)	(12)	2,628	264	47	—
DFA Short-Term Extended Quality Portfolio	2,860	993	1,185	(8)	(33)	2,627	243	58	—

Total	$78,941	$9,555	$18,568	$424	$(6,937)	$63,415	3,486	$770	$518

Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$19,623	$3,035	$5,754	$432	$(1,810)	$15,526	701	$138	$332
U.S. Large Company Portfolio	19,692	2,196	6,154	684	(1,115)	15,303	685	208	101
Large Cap International Portfolio	10,826	1,540	3,424	(13)	(1,345)	7,584	396	105	—
Emerging Markets Core Equity Portfolio	5,442	1,472	1,820	(75)	(587)	4,432	257	40	—
International Core Equity Portfolio	5,411	799	1,629	(42)	(710)	3,829	353	51	—
DFA Short-Term Extended Quality Portfolio	1,611	438	834	(3)	(20)	1,192	110	31	—
DFA Two-Year Global Fixed Income Portfolio	1,611	451	858	(4)	(9)	1,191	119	25	—

Total	$64,216	$9,931	$20,473	$979	$(5,596)	$49,057	2,621	$598	$433

36

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$10,163	$1,569	$2,430	$(44)	$(867)	$8,391	377	$75	$171
U.S. Large Company Portfolio	10,178	1,241	2,723	(12)	(420)	8,264	370	109	52
Large Cap International Portfolio	5,603	696	1,343	(102)	(723)	4,131	216	55	—
Emerging Markets Core Equity Portfolio	2,814	666	668	(83)	(329)	2,400	139	21	—
International Core Equity Portfolio	2,802	354	621	(65)	(390)	2,080	192	26	—
DFA Short-Term Extended Quality Portfolio	833	288	464	(3)	(9)	645	60	16	—
DFA Two-Year Global Fixed Income Portfolio	833	295	477	(2)	(4)	645	65	13	—

Total	$33,226	$5,109	$8,726	$(311)	$(2,742)	$26,556	1,419	$315	$223

Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$7,152	$1,009	$1,336	$(50)	$(648)	$6,127	276	$54	$120
U.S. Large Company Portfolio	7,163	728	1,501	5	(320)	6,075	272	79	37
Large Cap International Portfolio	3,943	575	894	(84)	(526)	3,014	157	40	—
Emerging Markets Core Equity Portfolio	1,980	472	388	(57)	(254)	1,753	102	15	—
International Core Equity Portfolio	1,971	285	402	(51)	(288)	1,515	140	19	—
DFA Short-Term Extended Quality Portfolio	587	223	322	(2)	(6)	480	44	11	—
DFA Two-Year Global Fixed Income Portfolio	587	215	318	(2)	(2)	480	48	9	—

Total	$23,383	$3,507	$5,161	$(241)	$(2,044)	$19,444	1,039	$227	$157

Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	—	$263	$223	$(6)	$2	$36	2	—	—
U.S. Core Equity 1 Portfolio	—	263	220	(9)	1	35	1	—	—
Large Cap International Portfolio	—	132	110	(6)	1	17	1	—	—
Emerging Markets Core Equity Portfolio	—	75	63	(2)	1	11	1	—	—
International Core Equity Portfolio	—	68	55	(4)	—	9	1	—	—
DFA Short-Term Extended Quality Portfolio	—	21	17	—	—	4	—	—	—
DFA Two-Year Global Fixed Income Portfolio	—	22	18	—	—	4	—	—	—

Total	—	$844	$706	$(27)	$5	$116	6	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

37

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2020 Target Date Retirement Income Fund
2018	$2,809	$158	—	$2,967
2019	2,351	297	—	2,648
Dimensional 2025 Target Date Retirement Income Fund
2018	3,309	114	—	3,423
2019	3,358	116	—	3,474
Dimensional 2030 Target Date Retirement Income Fund
2018	3,003	109	—	3,112
2019	3,357	143	—	3,500
Dimensional 2035 Target Date Retirement Income Fund
2018	1,936	74	—	2,010
2019	2,611	155	—	2,766
Dimensional 2040 Target Date Retirement Income Fund
2018	1,374	81	—	1,455
2019	2,072	123	—	2,195
Dimensional 2045 Target Date Retirement Income Fund
2018	1,001	53	—	1,054
2019	1,458	92	—	1,550
Dimensional 2050 Target Date Retirement Income Fund
2018	857	48	—	905
2019	1,218	61	—	1,279
Dimensional 2055 Target Date Retirement Income Fund
2018	309	10	—	319
2019	549	26	—	575
Dimensional 2060 Target Date Retirement Income Fund
2018	235	6	—	241
2019	383	20	—	403

Dimensional 2065 Target Date Retirement Income Fund commenced operations on January 2, 2020, and did not pay any distributions for the years ended October 31, 2018 and October 31, 2019.

38

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2020 Target Date Retirement Income Fund	$(8)	$(119)	$(127)
Dimensional 2025 Target Date Retirement Income Fund	(18)	(98)	(116)
Dimensional 2030 Target Date Retirement Income Fund	—	(145)	(145)
Dimensional 2035 Target Date Retirement Income Fund	(15)	(55)	(70)
Dimensional 2040 Target Date Retirement Income Fund	—	(44)	(44)
Dimensional 2045 Target Date Retirement Income Fund	(0)	(39)	(39)
Dimensional 2050 Target Date Retirement Income Fund	(0)	(32)	(32)
Dimensional 2055 Target Date Retirement Income Fund	(1)	(17)	(18)
Dimensional 2060 Target Date Retirement Income Fund	(2)	(8)	(10)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2020 Target Date Retirement Income Fund	$33	$630	$11,416	$12,079
Dimensional 2025 Target Date Retirement Income Fund	—	432	19,749	20,181
Dimensional 2030 Target Date Retirement Income Fund	—	608	20,028	20,636
Dimensional 2035 Target Date Retirement Income Fund	—	408	16,063	16,471
Dimensional 2040 Target Date Retirement Income Fund	—	255	13,223	13,478
Dimensional 2045 Target Date Retirement Income Fund	—	185	9,796	9,981
Dimensional 2050 Target Date Retirement Income Fund	1	151	8,729	8,881
Dimensional 2055 Target Date Retirement Income Fund	1	55	3,110	3,166
Dimensional 2060 Target Date Retirement Income Fund	0	44	2,063	2,107

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

39

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2020 Target Date Retirement Income Fund	$102,746	$8,618	—	$8,618
Dimensional 2025 Target Date Retirement Income Fund	135,631	14,445	—	14,445
Dimensional 2030 Target Date Retirement Income Fund	139,167	15,381	—	15,381
Dimensional 2035 Target Date Retirement Income Fund	107,831	13,323	—	13,323
Dimensional 2040 Target Date Retirement Income Fund	85,262	12,645	—	12,645
Dimensional 2045 Target Date Retirement Income Fund	62,435	9,000	—	9,000
Dimensional 2050 Target Date Retirement Income Fund	49,723	8,130	—	8,130
Dimensional 2055 Target Date Retirement Income Fund	24,104	2,679	—	2,679
Dimensional 2060 Target Date Retirement Income Fund	17,370	1,814	—	1,814
Dimensional 2065 Target Date Retirement Income Fund	111	5	—	5
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

40

$700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the six months ended April 30, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Dimensional 2020 Target Date Retirement Income Fund	1.92%	$408	45	$1	$1,174	—
Dimensional 2025 Target Date Retirement Income Fund	1.97%	640	33	1	1,692	—
Dimensional 2030 Target Date Retirement Income Fund	1.83%	456	39	1	1,624	$528
Dimensional 2035 Target Date Retirement Income Fund	2.06%	394	38	1	1,295	—
Dimensional 2040 Target Date Retirement Income Fund	2.11%	401	32	1	1,099	—
Dimensional 2045 Target Date Retirement Income Fund	1.92%	333	37	1	820	—
Dimensional 2050 Target Date Retirement Income Fund	1.86%	347	26	1	679	—
Dimensional 2055 Target Date Retirement Income Fund	1.91%	237	25	—	350	—
Dimensional 2060 Target Date Retirement Income Fund	1.98%	176	26	—	244	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

41

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2020 Target Date Retirement Income Fund	5	72%
Dimensional 2025 Target Date Retirement Income Fund	7	76%
Dimensional 2030 Target Date Retirement Income Fund	7	79%
Dimensional 2035 Target Date Retirement Income Fund	7	75%
Dimensional 2040 Target Date Retirement Income Fund	7	79%
Dimensional 2045 Target Date Retirement Income Fund	6	75%
Dimensional 2050 Target Date Retirement Income Fund	5	70%
Dimensional 2055 Target Date Retirement Income Fund	5	74%
Dimensional 2060 Target Date Retirement Income Fund	6	80%
Dimensional 2065 Target Date Retirement Income Fund	4	99%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out

42

transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

43

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

44

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

45

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for each Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

46

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

47

DFA043020-053S 00245703

Semi-Annual Report

Six Months Ended: April 30, 2020 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 8, 2020

Dear Fellow Shareholder,

Since our founding in 1981, Dimensional has centered on providing sound investment solutions based on financial science. We recognize that the assets you entrust to our firm play an important role in your future, and we take that responsibility seriously.

With a 39-year track record, our investment approach is guided by rigorous academic research and deep convictions about the power of capital markets. Dimensional aims to add value by using a systematic approach to invest in securities with higher expected returns and implementing a robust portfolio management process that seeks to increase returns and manage risk.

On behalf of everyone at Dimensional, we are honored by the opportunity to serve you and committed to continuing to raise the bar for investors.

Sincerely,

David P. Butler	Gerard K. O’Reilly
Co-Chief Executive Officer	Co-Chief Executive Officer and Chief Investment Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

(D)	Annualized

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2020

EXPENSE TABLES

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,014.30	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,027.00	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 31, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	945,845	$11,851,437
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	55,551	1,231,016
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	54,648	1,220,846
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	75,474	777,388
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	31,622	605,874
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	20,316	350,655
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	27,979	303,848

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $14,732,091)		$16,341,064

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $15,094)	15,094	15,094

TOTAL INVESTMENTS — (100.0%) (Cost $14,747,185)		$16,356,158

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$16,341,064	—	—	$16,341,064
Temporary Cash Investments	15,094	—	—	15,094

TOTAL	$16,356,158	—	—	$16,356,158

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,250,036	$28,192,948
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	302,217	3,593,364
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	139,849	3,099,061
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	136,712	3,054,136
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	79,229	1,518,032
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	51,202	883,745
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	70,363	764,141

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $36,469,330)		$41,105,427

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.216% (Cost $23,189)	23,189	23,189

TOTAL INVESTMENTS — (100.0%) (Cost $36,492,519)		$41,128,616

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,105,427	—	—	$41,105,427
Temporary Cash Investments	23,189	—	—	23,189

TOTAL	$41,128,616	—	—	$41,128,616

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2020

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$16,341	$41,105
Temporary Cash Investments at Value & Cost	15	23
Receivables:
Fund Shares Sold	2	6
Due from Advisor	3	3
Prepaid Expenses and Other Assets	8	10

Total Assets	16,369	41,147

LIABILITIES:
Payables:
Fund Shares Redeemed	—	2
Accrued Expenses and Other Liabilities	19	19

Total Liabilities	19	21

NET ASSETS	$16,350	$41,126

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $16,350 and $41,126 and shares outstanding of 1,463,252 and 3,574,810, respectively	$11.17	$11.50

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$14,732	$36,469

NET ASSETS CONSIST OF:
Paid-In Capital	$14,597	$36,039
Total Distributable Earnings (Loss)	1,753	5,087

NET ASSETS	$16,350	$41,126

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2020

(Unaudited)

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$121	$316

Total Investment Income	121	316

Expenses
Accounting & Transfer Agent Fees	9	10
Custodian Fees	—	1
Filing Fees	11	11
Shareholders’ Reports	5	6
Other	1	4

Total Expenses	26	32

Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C)	(21)	(18)

Net Expenses	5	14

Net Investment Income (Loss)	116	302

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	44	113
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	171	937
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(59)	8

Net Realized and Unrealized Gain (Loss)	156	1,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$272	$1,360

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2020	Year Ended Oct 31, 2019
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$116	$392	$302	$1,009
Capital Gain Distributions Received from Affiliated Investment Companies	44	19	113	69
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	171	75	937	(131)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(59)	1,356	8	4,148

Net Increase (Decrease) in Net Assets Resulting from Operations	272	1,842	1,360	5,095

Distributions:
Institutional Class Shares	(196)	(397)	(346)	(1,017)
Capital Share Transactions (1):
Shares Issued	1,490	6,382	3,127	16,818
Shares Issued in Lieu of Cash Distributions	196	397	346	1,017
Shares Redeemed	(5,093)	(3,559)	(14,931)	(18,861)

Net Increase (Decrease) from Capital Share Transactions	(3,407)	3,220	(11,458)	(1,026)

Total Increase (Decrease) in Net Assets	(3,331)	4,665	(10,444)	3,052
Net Assets
Beginning of Period	19,681	15,016	51,570	48,518

End of Period	$16,350	$19,681	$41,126	$51,570

(1) Shares Issued and Redeemed:
Shares Issued	133	605	273	1,549
Shares Issued in Lieu of Cash Distributions	18	37	31	93
Shares Redeemed	(455)	(329)	(1,300)	(1,764)

Net Increase (Decrease) from Shares Issued and Redeemed	(304)	313	(996)	(122)

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund							Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016		Six Months Ended Apr 30, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.13		$10.32	$10.76	$10.44	$10.00		$11.28		$10.34	$10.83	$10.54	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.23	0.30	0.20	0.15		0.07		0.23	0.31	0.21	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09		0.80	(0.41)	0.35	0.42		0.23		0.94	(0.45)	0.32	0.51

Total from Investment Operations	0.16		1.03	(0.11)	0.55	0.57		0.30		1.17	(0.14)	0.53	0.67

Less Distributions:
Net Investment Income	(0.07)		(0.22)	(0.30)	(0.21)	(0.13)		(0.07)		(0.23)	(0.31)	(0.22)	(0.13)
Net Realized Gains	(0.05)		—	(0.03)	(0.02)	—		(0.01)		(—)	(0.04)	(0.02)	—

Total Distributions	(0.12)		(0.22)	(0.33)	(0.23)	(0.13)		(0.08)		(0.23)	(0.35)	(0.24)	(0.13)

Net Asset Value, End of Period	$11.17		$11.13	$10.32	$10.76	$10.44		$11.50		$11.28	$10.34	$10.83	$10.54

Total Return	1.43	%(B)	10.09%	(1.10%)	5.31%	5.70	%(B)	2.70	%(B)	11.39%	(1.42%)	5.08%	6.67	%(B)

Net Assets, End of Period (thousands)	$16,350		$19,681	$15,016	$14,782	$8,982		$41,126		$51,570	$48,518	$32,771	$24,434
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.21%	0.20%	0.20%	0.21	%(D)(E)	0.19	%(D)	0.19%	0.19%	0.20%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor) *(C)	0.43	%(D)	0.55%	0.38%	0.45%	0.89	%(D)(E)	0.27	%(D)	0.33%	0.27%	0.29%	0.47	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.31	%(D)	2.10%	2.77%	1.93%	1.49	%(D)(E)	1.30	%(D)	2.09%	2.83%	2.00%	1.57	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.15%	0.14%	0.14%	0.15%		0.13	%(D)	0.13%	0.13%	0.14%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A.	Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and four operational portfolios, two of which, the Dimensional 2010 Target Date Retirement Income Fund and the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2020, the Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/20
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of

11

investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund shares are valued at their respective daily net asset values as reported by their administrator, as the Underlying Funds are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

12

C.	Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the six months ended April 30, 2020, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees/ Expenses Assumed (Recovered Previously Waived Fees/Expenses Assumed)	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$21	$135
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	18	136

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2020, the total related amount paid by the Fund to the CCO was $206 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

13

D. Deferred Compensation:

As of April 30, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2020, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2020	Shares as of April 30, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$14,318	$769	$3,750	$105	$409	$11,851	946	$76	$11
U.S. Core Equity 1 Portfolio	1,576	222	449	29	(147)	1,231	56	11	25
U.S. Large Company Portfolio	1,578	154	463	46	(94)	1,221	55	16	8
DFA One-Year Fixed Income Portfolio	453	667	342	—	(1)	777	75	3	—
Large Cap International Portfolio	869	63	216	18	(128)	606	32	8	—
Emerging Markets Core Equity Portfolio	436	117	143	(13)	(46)	351	20	3	—
International Core Equity Portfolio	434	92	156	(14)	(52)	304	28	4	—

Total	$19,664	$2,084	$5,519	$171	$(59)	$16,341	1,212	$121	$44

Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$34,128	$1,392	$8,570	$296	$947	$28,193	2,250	$177	$25
DFA LTIP Portfolio	4,597	628	2,328	339	357	3,593	302	30	—
U.S. Core Equity 1 Portfolio	4,124	356	1,082	110	(409)	3,099	140	28	67
U.S. Large Company Portfolio	4,133	223	1,198	166	(270)	3,054	137	42	21
Large Cap International Portfolio	2,274	158	628	26	(312)	1,518	79	21	—
Emerging Markets Core Equity Portfolio	1,143	159	272	(3)	(143)	884	51	8	—
International Core Equity Portfolio	1,137	89	303	3	(162)	764	70	10	—

Total	$51,536	$3,005	$14,381	$937	$8	$41,105	3,029	$316	$113

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

14

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2019, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2018	$466	$26	—	$492
2019	397	—	—	397
Dimensional 2015 Target Date Retirement Income Fund
2018	1,235	79	—	1,314
2019	1,014	4	—	1,018

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(2)	—	$(2)
Dimensional 2015 Target Date Retirement Income Fund	—	$(55)	(55)

As of October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	—	$80	$1,599	$1,679
Dimensional 2015 Target Date Retirement Income Fund	—	49	4,025	4,074

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

15

During the year ended October 31, 2019, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Dimensional 2010 Target Date Retirement Income Fund	$36

As of April 30, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$17,821	$1,339	—	$1,339
Dimensional 2015 Target Date Retirement Income Fund	46,486	3,506	—	3,506

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

16

For the six months ended April 30, 2020, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2020
Dimensional 2010 Target Date Retirement Income Fund	1.95%	$144	8	—	$191	—
Dimensional 2015 Target Date Retirement Income Fund	2.08%	240	38	$1	478	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

17

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of April 30, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	5	78%
Dimensional 2015 Target Date Retirement Income Fund	8	84%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolios may be adversely affected in the near term and, potentially, beyond.

18

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio’s fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

	Estimated % Breakdown of Distribution Sources
Portfolio Name	Net income for the current or preceding fiscal year, and accumulated undistributed net income	Accumulated undistributed net profits from the sale of securities or other properties	Paid-in surplus or other capital source
Dimensional 2015 Target Date Retirement Income Fund December 17, 2019	97%	0%	3%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

19

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

20

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional Emerging Markets Value Fund (“DEM”) and The DFA Investment Trust Company (“DFAITC”), except for The DFA Short Term Investment Fund (each, a “Fund”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors (collectively, the “Board”) approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor (the “Advisor”), to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 26-27, 2020, the Program Administrator provided a written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Program Administrator conducted an annual review of the Program and the implementation of the elements of the Program during the Reporting Period in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable.

During the Reporting Period, each of the Funds qualified as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

21

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 17-18, 2019 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for each Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

22

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

23

DFA043020-054S
00245702

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Equity Portfolio	Series of Registrant
U.S. Targeted Value Portfolio	Series of Registrant
U.S. Small Cap Value Portfolio	Series of Registrant
U.S. Core Equity 1 Portfolio	Series of Registrant
U.S. Core Equity 2 Portfolio	Series of Registrant
U.S. Vector Equity Portfolio	Series of Registrant
U.S. Small Cap Portfolio	Series of Registrant
U.S. Micro Cap Portfolio	Series of Registrant
DFA Real Estate Securities Portfolio	Series of Registrant
Large Cap International Portfolio	Series of Registrant
International Core Equity Portfolio	Series of Registrant
DFA International Real Estate Securities Portfolio	Series of Registrant
DFA Global Real Estate Securities Portfolio	Series of Registrant
DFA International Small Cap Value Portfolio	Series of Registrant
International Vector Equity Portfolio	Series of Registrant
World ex U.S. Targeted Value Portfolio	Series of Registrant
World ex U.S. Core Equity Portfolio	Series of Registrant
Emerging Markets Core Equity Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. High Relative Profitability Portfolio	Series of the Registrant
International High Relative Profitability Portfolio	Series of the Registrant
Emerging Markets Targeted Value Portfolio	Series of the Registrant
The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio
The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio
The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio
The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio
The Continental Small Company Series	Master fund for Continental Small Company Portfolio
The Emerging Markets Series	Master fund for Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio
Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio
U.S. Social Core Equity 2 Portfolio	Series of Registrant
U.S. Sustainability Core 1 Portfolio	Series of Registrant
International Sustainability Core 1 Portfolio	Series of Registrant
International Social Core Equity Portfolio	Series of Registrant
Emerging Markets Social Core Equity Portfolio	Series of Registrant
Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant
Tax-Managed U.S. Equity Portfolio	Series of Registrant
Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant
Tax-Managed U.S. Small Cap Portfolio	Series of Registrant
T.A. U.S. Core Equity 2 Portfolio	Series of Registrant
Tax-Managed DFA International Value Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
T.A. World ex U.S. Core Equity Portfolio	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio
VA U.S. Targeted Value Portfolio	Series of Registrant
VA U.S. Large Value Portfolio	Series of Registrant
VA International Value Portfolio	Series of Registrant
VA International Small Portfolio	Series of Registrant
U.S. Large Cap Growth Portfolio	Series of Registrant
U.S. Small Cap Growth Portfolio	Series of Registrant
International Large Cap Growth Portfolio	Series of Registrant
International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (11.2%)
	Activision Blizzard, Inc.	40,170	$2,560,034
*	Alphabet, Inc., Class A	16,922	22,788,857
*	Alphabet, Inc., Class C	17,312	23,348,002
*	Altice USA, Inc., Class A	23,370	606,919
	AT&T, Inc.	401,435	12,231,725
	Cable One, Inc.	731	1,398,301
	CenturyLink, Inc.	153,237	1,627,377
*	Charter Communications, Inc., Class A	10,860	5,378,198
	Comcast Corp., Class A	307,019	11,553,125
#*	Discovery, Inc., Class A	21,517	482,411
*	Discovery, Inc., Class C	46,175	942,432
*	DISH Network Corp., Class A	30,825	771,087
*	Electronic Arts, Inc.	12,888	1,472,583
*	Facebook, Inc., Class A	135,096	27,655,502
	Fox Corp., Class A	37,646	973,902
*	Fox Corp., Class B	26,829	685,749
*	GCI Liberty, Inc., Class A	12,028	731,663
*	IAC/InterActiveCorp	3,636	812,573
	Interpublic Group of Cos., Inc. (The)	69,590	1,181,638
*	Liberty Broadband Corp., Class A	2,108	253,002
*	Liberty Broadband Corp., Class C	12,483	1,531,414
*	Liberty Media Corp.-Liberty Formula One, Class C	18,560	597,446
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	284,614
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,582	599,019
#*	Live Nation Entertainment, Inc.	13,907	624,007
*	Madison Square Garden Entertainment Corp.	2,026	167,550
*	Madison Square Garden Sports C	2,026	347,094
#*	Match Group, Inc.	3,203	246,503
*	Netflix, Inc.	18,609	7,812,989
#	New York Times Co. (The), Class A	1,613	52,455
	Omnicom Group, Inc.	30,730	1,752,532
#*	Roku, Inc.	3,149	381,753
#	Sirius XM Holdings, Inc.	90,697	536,019
#*	Snap, Inc., Class A	53,267	938,032
#*	Spotify Technology S.A.	3,673	556,717
*	Take-Two Interactive Software, Inc.	7,059	854,492
*	T-Mobile US, Inc.	26,571	2,332,934
*	Twitter, Inc.	57,736	1,655,869
	Verizon Communications, Inc.	366,492	21,054,965
	ViacomCBS, Inc., Class A	868	17,039
	ViacomCBS, Inc., Class B	68,901	1,189,231
	Walt Disney Co. (The)	79,718	8,621,502
*	Zillow Group, Inc., Class A	7,062	307,480
#*	Zillow Group, Inc., Class C	14,926	656,147
*	Zynga, Inc., Class A	72,680	548,007

TOTAL COMMUNICATION SERVICES			171,120,890

CONSUMER DISCRETIONARY — (10.9%)
	Advance Auto Parts, Inc.	8,038	971,875
*	Amazon.com, Inc.	22,833	56,488,842
	Aptiv P.L.C.	33,031	2,297,306
	Aramark	13,144	358,963
#	Autoliv, Inc.	569	34,151

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	1,016	$1,036,645
	Best Buy Co., Inc.	35,331	2,710,948
*	Booking Holdings, Inc.	2,540	3,760,648
*	Bright Horizons Family Solutions, Inc.	6,512	758,322
*	Burlington Stores, Inc.	4,213	769,673
#*	Caesars Entertainment Corp.	67,825	655,189
#*	CarMax, Inc.	19,443	1,431,977
#	Carnival Corp.	41,967	667,275
#*	Carvana Co.	1,784	142,916
*	Chipotle Mexican Grill, Inc.	1,543	1,355,603
#	Columbia Sportswear Co.	1,608	117,207
	Darden Restaurants, Inc.	15,864	1,170,605
	Dollar General Corp.	13,733	2,407,395
*	Dollar Tree, Inc.	29,317	2,335,685
	Domino’s Pizza, Inc.	2,005	725,670
	DR Horton, Inc.	37,610	1,775,944
	Dunkin’ Brands Group, Inc.	5,107	320,924
	eBay, Inc.	45,656	1,818,478
*	Etsy, Inc.	1,778	115,339
	Expedia Group, Inc.	11,862	841,965
	Ford Motor Co.	369,587	1,881,198
	Garmin, Ltd.	18,811	1,526,701
	General Motors Co.	85,572	1,907,400
	Gentex Corp.	42,303	1,025,425
	Genuine Parts Co.	17,933	1,421,728
	Hasbro, Inc.	12,613	910,785
	Hilton Worldwide Holdings, Inc.	10,977	831,069
	Home Depot, Inc. (The)	48,615	10,687,035
	Hyatt Hotels Corp., Class A	1,218	68,525
	Las Vegas Sands Corp.	23,808	1,143,260
	Lear Corp.	6,405	625,448
	Lennar Corp., Class A	22,760	1,139,593
	Lennar Corp., Class B	1,223	46,657
*	LKQ Corp.	33,341	871,867
	Lowe’s Cos., Inc.	45,344	4,749,784
*	Lululemon Athletica, Inc.	6,454	1,442,340
	Marriott International, Inc., Class A	16,583	1,508,058
	McDonald’s Corp.	33,857	6,350,219
	MGM Resorts International	28,027	471,694
*	Mohawk Industries, Inc.	2,180	191,230
	Newell Brands, Inc.	42,544	590,511
	NIKE, Inc., Class B	75,915	6,618,270
*	NVR, Inc.	404	1,252,400
*	O’Reilly Automotive, Inc.	4,470	1,726,940
	Pool Corp.	4,042	855,530
	PulteGroup, Inc.	29,168	824,579
	Ross Stores, Inc.	20,631	1,884,848
#	Royal Caribbean Cruises, Ltd.	21,376	999,756
	Service Corp. International	20,856	766,249
	Starbucks Corp.	53,905	4,136,131
	Target Corp.	35,103	3,852,203
*	Tesla, Inc.	5,264	4,115,816
	Tiffany & Co.	13,059	1,651,963
	TJX Cos., Inc. (The)	70,925	3,478,871
	Tractor Supply Co.	12,478	1,265,644
*	Ulta Beauty, Inc.	4,777	1,041,004
	Vail Resorts, Inc.	4,546	777,366
	VF Corp.	38,505	2,237,140
#*	Wayfair, Inc., Class A	2,776	344,335

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Whirlpool Corp.	10,831	$1,210,256
	Wynn Resorts, Ltd.	11,570	989,582
	Yum! Brands, Inc.	13,792	1,192,043

TOTAL CONSUMER DISCRETIONARY			165,680,998

CONSUMER STAPLES — (7.1%)
	Altria Group, Inc.	112,520	4,416,410
	Archer-Daniels-Midland Co.	45,139	1,676,462
	Brown-Forman Corp., Class A	3,116	176,739
	Brown-Forman Corp., Class B	16,497	1,026,113
	Campbell Soup Co.	20,929	1,046,031
	Casey’s General Stores, Inc.	1,874	283,742
	Church & Dwight Co., Inc.	19,040	1,332,610
	Clorox Co. (The)	7,409	1,381,334
	Coca-Cola Co. (The)	216,698	9,944,271
	Colgate-Palmolive Co.	47,070	3,307,609
	Conagra Brands, Inc.	38,965	1,302,990
	Constellation Brands, Inc., Class A	7,794	1,283,594
	Costco Wholesale Corp.	21,925	6,643,275
	Estee Lauder Cos., Inc. (The), Class A	13,757	2,426,735
	General Mills, Inc.	36,903	2,210,121
	Hershey Co. (The)	8,765	1,160,749
#	Hormel Foods Corp.	43,343	2,030,620
	Ingredion, Inc.	5,607	455,288
	JM Smucker Co. (The)	9,748	1,120,143
	Kellogg Co.	28,246	1,850,113
#	Keurig Dr Pepper, Inc.	11,697	309,503
	Kimberly-Clark Corp.	15,540	2,151,979
	Kraft Heinz Co. (The)	29,500	894,735
	Kroger Co. (The)	115,430	3,648,742
	Lamb Weston Holdings, Inc.	8,186	502,293
	McCormick & Co., Inc. Non-Voting	9,857	1,545,972
	Molson Coors Beverage Co., Class B	17,664	724,401
	Mondelez International, Inc., Class A	61,163	3,146,225
*	Monster Beverage Corp.	17,598	1,087,732
	PepsiCo, Inc.	83,963	11,107,465
	Philip Morris International, Inc.	70,800	5,281,680
*	Pilgrim’s Pride Corp.	16,419	361,218
*	Post Holdings, Inc.	12,069	1,108,538
	Procter & Gamble Co. (The)	138,633	16,340,672
	Sysco Corp.	27,530	1,549,113
	Tyson Foods, Inc., Class A	24,563	1,527,573
	Walgreens Boots Alliance, Inc.	41,584	1,800,171
	Walmart, Inc.	81,093	9,856,854

TOTAL CONSUMER STAPLES			108,019,815

ENERGY — (2.7%)
	Baker Hughes Co.	53,084	740,522
	Cabot Oil & Gas Corp.	46,827	1,012,400
*	Cheniere Energy, Inc.	10,433	487,117
	Chevron Corp.	104,302	9,595,784
	Concho Resources, Inc.	16,423	931,513
	ConocoPhillips	75,877	3,194,422
	EOG Resources, Inc.	37,083	1,761,813
	Exxon Mobil Corp.	187,582	8,716,935
	Hess Corp.	31,071	1,511,293
	Kinder Morgan, Inc.	90,501	1,378,330
	Marathon Petroleum Corp.	38,449	1,233,444

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	54,875	$910,925
	ONEOK, Inc.	32,963	986,583
	Phillips 66	19,227	1,406,840
	Pioneer Natural Resources Co.	16,891	1,508,535
	Schlumberger, Ltd.	89,097	1,498,611
	Valero Energy Corp.	36,174	2,291,623
	Williams Cos., Inc. (The)	91,482	1,772,006

TOTAL ENERGY			40,938,696

FINANCIALS — (10.6%)
	Aflac, Inc.	31,516	1,173,656
	Alleghany Corp.	1,220	651,126
	Allstate Corp. (The)	20,691	2,104,688
	Ally Financial, Inc.	38,756	635,211
	American Express Co.	46,307	4,225,514
	American Financial Group, Inc.	8,202	543,300
	American International Group, Inc.	35,270	896,916
	Ameriprise Financial, Inc.	16,364	1,880,878
	Aon P.L.C.	13,740	2,372,486
*	Arch Capital Group, Ltd.	32,784	787,799
	Ares Management Corp., Class A	9,384	314,833
	Arthur J Gallagher & Co.	19,838	1,557,283
	Assurant, Inc.	6,892	732,206
*	Athene Holding, Ltd., Class A	19,153	517,131
	Bank of America Corp.	365,022	8,778,779
	Bank of New York Mellon Corp. (The)	35,636	1,337,775
*	Berkshire Hathaway, Inc., Class B	86,398	16,187,529
	BlackRock, Inc.	5,265	2,643,241
	Blackstone Group, Inc. (The), Class A	29,689	1,550,953
	Brown & Brown, Inc.	29,172	1,047,566
	Capital One Financial Corp.	20,087	1,300,834
	Cboe Global Markets, Inc.	10,147	1,008,409
	Charles Schwab Corp. (The)	65,142	2,457,156
	Chubb, Ltd.	19,368	2,091,938
	Cincinnati Financial Corp.	14,848	976,998
	Citigroup, Inc.	93,078	4,519,868
	Citizens Financial Group, Inc.	36,635	820,258
	CME Group, Inc.	15,820	2,819,282
	CNA Financial Corp.	3,658	115,520
#	Commerce Bancshares, Inc.	16,372	1,001,803
#*	Credit Acceptance Corp.	1,917	597,280
	Discover Financial Services	38,511	1,654,818
	E*TRADE Financial Corp.	29,823	1,211,112
	Equitable Holdings, Inc.	31,177	571,163
	Erie Indemnity Co., Class A	2,709	482,365
	Everest Re Group, Ltd.	3,470	600,761
	FactSet Research Systems, Inc.	2,252	619,300
	Fidelity National Financial, Inc.	29,476	797,326
	Fifth Third Bancorp	57,543	1,075,479
	First American Financial Corp.	15,273	704,391
	First Republic Bank	14,034	1,463,606
#	Franklin Resources, Inc.	37,940	714,790
	Globe Life, Inc.	11,573	952,921
	Goldman Sachs Group, Inc. (The)	13,609	2,496,163
	Hartford Financial Services Group, Inc. (The)	41,771	1,586,880
	Huntington Bancshares, Inc.	90,043	831,997
	Intercontinental Exchange, Inc.	23,862	2,134,456
	JPMorgan Chase & Co.	169,944	16,273,837
	KeyCorp	79,540	926,641

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KKR & Co., Inc., Class A	41,728	$1,051,963
	Lincoln National Corp.	7,195	255,207
	Loews Corp.	24,798	859,499
	M&T Bank Corp.	11,414	1,279,281
*	Markel Corp.	1,181	1,022,557
	MarketAxess Holdings, Inc.	1,553	706,631
	Marsh & McLennan Cos., Inc.	27,626	2,688,839
	MetLife, Inc.	33,311	1,201,861
	Moody’s Corp.	10,296	2,511,194
	Morgan Stanley	51,017	2,011,600
	Morningstar, Inc.	4,414	688,407
	MSCI, Inc.	3,838	1,255,026
	Nasdaq, Inc.	16,715	1,833,134
	Northern Trust Corp.	22,412	1,774,134
	People’s United Financial, Inc.	21,300	270,297
	PNC Financial Services Group, Inc. (The)	18,910	2,017,130
	Principal Financial Group, Inc.	23,451	853,851
	Progressive Corp. (The)	39,034	3,017,328
	Prosperity Bancshares, Inc.	1,186	71,077
	Prudential Financial, Inc.	25,861	1,612,951
	Raymond James Financial, Inc.	14,146	932,504
	Regions Financial Corp.	79,083	850,142
	Reinsurance Group of America, Inc.	5,189	543,184
	RenaissanceRe Holdings, Ltd.	5,085	742,461
	S&P Global, Inc.	14,628	4,284,249
	SEI Investments Co.	15,168	772,961
	Signature Bank	1,089	116,719
	State Street Corp.	26,631	1,678,818
*	SVB Financial Group	6,213	1,200,165
	Synchrony Financial	83,151	1,645,558
	T Rowe Price Group, Inc.	22,091	2,554,382
	TD Ameritrade Holding Corp.	45,631	1,791,929
	Travelers Cos., Inc. (The)	16,906	1,711,056
	Truist Financial Corp.	58,024	2,165,456
	U.S. Bancorp	79,528	2,902,772
	Voya Financial, Inc.	14,642	661,379
	Wells Fargo & Co.	188,954	5,489,114
	Willis Towers Watson P.L.C.	6,200	1,105,398
	WR Berkley Corp.	16,439	887,706
	Zions Bancorp NA	8,557	270,487

TOTAL FINANCIALS			162,034,629

HEALTH CARE — (15.4%)
	Abbott Laboratories	79,440	7,315,630
	AbbVie, Inc.	65,970	5,422,734
*	ABIOMED, Inc.	3,951	755,629
#*	ACADIA Pharmaceuticals, Inc.	10,329	498,994
	Agilent Technologies, Inc.	21,086	1,616,453
*	Alexion Pharmaceuticals, Inc.	20,117	2,161,974
*	Align Technology, Inc.	4,868	1,045,890
	Allergan P.L.C.	12,548	2,350,742
#*	Alnylam Pharmaceuticals, Inc.	7,159	942,840
*	Amedisys, Inc.	500	92,080
	AmerisourceBergen Corp.	18,787	1,684,442
	Amgen, Inc.	36,039	8,621,250
	Anthem, Inc.	13,954	3,917,306
	Baxter International, Inc.	24,829	2,204,319
	Becton Dickinson and Co.	11,549	2,916,469
*	Biogen, Inc.	13,379	3,971,289

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	10,207	$939,248
*	Bio-Rad Laboratories, Inc., Class A	2,065	908,806
	Bio-Techne Corp.	2,575	579,375
*	Boston Scientific Corp.	62,533	2,343,737
	Bristol-Myers Squibb Co.	123,800	7,528,278
	Bruker Corp.	12,075	474,789
	Cardinal Health, Inc.	17,214	851,749
*	Catalent, Inc.	18,639	1,288,887
*	Centene Corp.	31,637	2,106,391
	Cerner Corp.	27,040	1,876,306
*	Charles River Laboratories International, Inc.	7,596	1,098,913
	Chemed Corp.	1,892	788,150
*	Cigna Corp.	19,672	3,851,384
	Cooper Cos., Inc. (The)	4,330	1,241,411
	CVS Health Corp.	68,748	4,231,439
	Danaher Corp.	27,315	4,464,910
*	DaVita, Inc.	16,523	1,305,482
	DENTSPLY SIRONA, Inc.	18,351	778,816
*	DexCom, Inc.	2,904	973,421
*	Edwards Lifesciences Corp.	9,470	2,059,725
*	Elanco Animal Health, Inc.	29,636	732,306
	Eli Lilly and Co.	52,210	8,073,754
	Encompass Health Corp.	12,114	802,553
#*	Exact Sciences Corp.	11,436	903,215
*	Exelixis, Inc.	6,297	155,504
	Gilead Sciences, Inc.	81,676	6,860,784
*	Guardant Health, Inc.	4,805	369,793
	HCA Healthcare, Inc.	11,680	1,283,398
*	Henry Schein, Inc.	15,530	847,317
	Hill-Rom Holdings, Inc.	7,223	812,515
*	Hologic, Inc.	25,239	1,264,474
	Humana, Inc.	8,514	3,250,815
*	IDEXX Laboratories, Inc.	4,825	1,339,420
*	Illumina, Inc.	5,252	1,675,546
*	Incyte Corp.	10,763	1,051,115
*	Insulet Corp.	3,161	631,315
*	Intuitive Surgical, Inc.	4,164	2,127,304
*	Ionis Pharmaceuticals, Inc.	10,060	558,632
*	IQVIA Holdings, Inc.	19,265	2,746,996
*	Jazz Pharmaceuticals P.L.C.	9,275	1,022,569
	Johnson & Johnson	172,825	25,930,663
*	Laboratory Corp. of America Holdings	10,269	1,688,737
*	Masimo Corp.	5,148	1,101,209
	McKesson Corp.	18,855	2,663,269
	Medtronic P.L.C.	58,258	5,687,729
	Merck & Co., Inc.	138,496	10,988,273
*	Mettler-Toledo International, Inc.	1,291	929,443
*	Molina Healthcare, Inc.	11,248	1,844,335
*	Mylan NV	46,918	786,815
*	Neurocrine Biosciences, Inc.	3,082	302,467
*	Novocure, Ltd.	2,918	192,004
*	Penumbra, Inc.	1,100	195,052
	PerkinElmer, Inc.	8,378	758,460
	Perrigo Co. P.L.C.	14,302	762,297
	Pfizer, Inc.	336,339	12,901,964
*	PRA Health Sciences, Inc.	7,261	700,687
	Quest Diagnostics, Inc.	14,307	1,575,344
*	Regeneron Pharmaceuticals, Inc.	4,373	2,299,673
	ResMed, Inc.	7,935	1,232,464

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sarepta Therapeutics, Inc.	3,090	$364,249
*	Seattle Genetics, Inc.	6,178	847,807
	STERIS P.L.C.	8,082	1,151,685
	Stryker Corp.	14,700	2,740,521
*	Syneos Health, Inc.	5,774	322,131
#*	Teladoc Health, Inc.	4,401	724,361
	Teleflex, Inc.	2,825	947,505
	Thermo Fisher Scientific, Inc.	19,474	6,517,558
	UnitedHealth Group, Inc.	55,951	16,363,989
	Universal Health Services, Inc., Class B	9,707	1,025,933
*	Varian Medical Systems, Inc.	6,086	696,117
*	Veeva Systems, Inc., Class A	4,873	929,768
*	Vertex Pharmaceuticals, Inc.	9,844	2,472,813
*	Waters Corp.	2,994	559,878
	West Pharmaceutical Services, Inc.	3,998	756,661
	Zimmer Biomet Holdings, Inc.	9,985	1,195,204
	Zoetis, Inc.	28,441	3,677,706

TOTAL HEALTH CARE			235,553,354

INDUSTRIALS — (9.9%)
	3M Co.	33,556	5,097,828
*	AECOM	10,806	391,826
	Allegion P.L.C.	5,668	569,861
	AMERCO	2,890	809,576
	AMETEK, Inc.	22,014	1,846,314
#	AO Smith Corp.	19,718	835,649
	Boeing Co. (The)	21,895	3,087,633
	BWX Technologies, Inc.	6,932	367,812
	Carlisle Cos., Inc.	7,637	923,772
*	Carrier Global Corp.	52,588	931,333
	Caterpillar, Inc.	42,980	5,002,012
	CH Robinson Worldwide, Inc.	12,714	901,423
	Cintas Corp.	9,687	2,148,867
*	Copart, Inc.	17,494	1,401,444
*	CoStar Group, Inc.	1,927	1,249,197
	CSX Corp.	57,149	3,784,978
	Cummins, Inc.	18,822	3,077,397
	Deere & Co.	23,253	3,373,080
	Delta Air Lines, Inc.	69,604	1,803,440
	Donaldson Co., Inc.	12,555	550,286
	Dover Corp.	16,798	1,573,133
	Eaton Corp. P.L.C.	23,129	1,931,272
	Emerson Electric Co.	39,756	2,267,285
	Equifax, Inc.	6,287	873,264
	Expeditors International of Washington, Inc.	13,948	998,747
	Fastenal Co.	53,459	1,936,285
	FedEx Corp.	16,229	2,057,350
	Fortive Corp.	28,001	1,792,064
	Fortune Brands Home & Security, Inc.	26,560	1,280,192
*	Generac Holdings, Inc.	6,685	651,386
	General Dynamics Corp.	15,643	2,043,289
	General Electric Co.	371,824	2,528,403
	Graco, Inc.	18,926	845,235
	HEICO Corp.	4,109	359,948
	HEICO Corp., Class A	4,707	340,457
	Hexcel Corp.	11,987	414,630
	Honeywell International, Inc.	39,436	5,595,968
	Howmet Aerospace, Inc.	57,506	751,603
	Hubbell, Inc.	8,594	1,069,351

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Huntington Ingalls Industries, Inc.	4,011	$767,746
	IDEX Corp.	5,869	901,654
	Illinois Tool Works, Inc.	19,342	3,143,075
*	Ingersoll Rand, Inc.	40,751	1,185,039
	Jacobs Engineering Group, Inc.	10,805	894,114
	JB Hunt Transport Services, Inc.	10,701	1,082,085
	Johnson Controls International P.L.C.	53,362	1,553,368
	Kansas City Southern	10,107	1,319,469
	Knight-Swift Transportation Holdings, Inc.	10,217	379,868
	L3Harris Technologies, Inc.	9,618	1,863,007
	Lennox International, Inc.	1,766	329,677
	Lockheed Martin Corp.	15,478	6,021,871
	Masco Corp.	11,715	480,784
	Nordson Corp.	5,578	897,556
	Norfolk Southern Corp.	16,844	2,882,008
	Northrop Grumman Corp.	10,221	3,379,778
	Old Dominion Freight Line, Inc.	10,849	1,576,251
*	Otis Worldwide Corp.	22,419	1,141,351
	PACCAR, Inc.	42,493	2,941,790
	Parker-Hannifin Corp.	14,845	2,347,291
	Pentair P.L.C.	25,108	868,486
	Quanta Services, Inc.	12,353	449,155
	Raytheon Technologies Corp.	86,759	5,622,851
	Republic Services, Inc.	26,657	2,088,309
	Robert Half International, Inc.	4,997	236,208
	Rockwell Automation, Inc.	6,539	1,239,010
#	Rollins, Inc.	11,355	454,200
	Roper Technologies, Inc.	4,983	1,699,353
*	Sensata Technologies Holding P.L.C.	13,480	490,402
	Snap-on, Inc.	7,836	1,020,952
	Southwest Airlines Co.	62,710	1,959,688
	Stanley Black & Decker, Inc.	15,501	1,708,210
*	Teledyne Technologies, Inc.	3,612	1,176,320
	Textron, Inc.	27,997	738,001
	Toro Co. (The)	13,904	887,214
	Trane Technologies P.L.C.	27,697	2,421,272
	TransDigm Group, Inc.	2,348	852,512
	TransUnion	15,497	1,221,009
	Union Pacific Corp.	44,450	7,102,666
*	United Airlines Holdings, Inc.	36,373	1,075,913
	United Parcel Service, Inc., Class B	40,587	3,841,965
*	United Rentals, Inc.	12,478	1,603,423
	Verisk Analytics, Inc.	7,631	1,166,246
*	WABCO Holdings, Inc.	7,198	967,267
	Wabtec Corp.	17,591	992,484
	Waste Management, Inc.	26,874	2,687,937
#	Watsco, Inc.	3,839	618,041
	WW Grainger, Inc.	5,550	1,529,469
#*	XPO Logistics, Inc.	15,481	1,033,202
	Xylem, Inc.	17,899	1,286,938

TOTAL INDUSTRIALS			151,590,075

INFORMATION TECHNOLOGY — (25.1%)
	Accenture P.L.C., Class A	39,462	7,307,968
*	Adobe, Inc.	21,707	7,676,463
*	Advanced Micro Devices, Inc.	41,224	2,159,725
*	Akamai Technologies, Inc.	19,588	1,913,943
#*	Alteryx, Inc., Class A	2,874	325,279
	Amdocs, Ltd.	15,015	967,567

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amphenol Corp., Class A	16,529	$1,458,850
	Analog Devices, Inc.	16,645	1,824,292
*	ANSYS, Inc.	5,343	1,398,958
	Apple, Inc.	265,289	77,941,908
	Applied Materials, Inc.	53,292	2,647,547
*	Arista Networks, Inc.	5,674	1,244,308
*	Aspen Technology, Inc.	8,264	844,994
*	Atlassian Corp. P.L.C., Class A	3,254	505,964
*	Autodesk, Inc.	10,358	1,938,293
	Automatic Data Processing, Inc.	24,398	3,578,943
*	Black Knight, Inc.	12,127	855,802
	Booz Allen Hamilton Holding Corp.	10,036	737,044
	Broadcom, Inc.	22,198	6,029,421
	Broadridge Financial Solutions, Inc.	8,067	935,772
*	Cadence Design Systems, Inc.	15,966	1,295,322
	CDW Corp.	8,526	944,681
*	Ceridian HCM Holding, Inc.	10,295	607,096
*	Ciena Corp.	21,657	1,001,636
	Cisco Systems, Inc.	239,412	10,146,281
	Citrix Systems, Inc.	7,397	1,072,639
	Cognex Corp.	10,975	606,259
	Cognizant Technology Solutions Corp., Class A	30,299	1,757,948
	Corning, Inc.	83,232	1,831,936
#*	Coupa Software, Inc.	1,724	303,579
*	Dell Technologies, Inc., Class C	10,042	428,693
*	DocuSign, Inc.	5,004	524,169
	Dolby Laboratories, Inc., Class A	6,404	384,432
*	Dropbox, Inc., Class A	15,401	323,729
*	Enphase Energy Inc.	400	18,732
	Entegris, Inc.	15,531	842,246
*	EPAM Systems, Inc.	3,512	775,766
*	F5 Networks, Inc.	7,521	1,047,374
*	Fair Isaac Corp.	1,577	556,586
	Fidelity National Information Services, Inc.	26,149	3,448,792
*	Fiserv, Inc.	25,083	2,585,054
*	FleetCor Technologies, Inc.	7,042	1,698,882
*	Fortinet, Inc.	8,463	911,804
*	Gartner, Inc.	5,344	634,921
	Genpact, Ltd.	23,190	798,432
	Global Payments, Inc.	12,937	2,147,801
*	GoDaddy, Inc., Class A	8,767	608,693
#*	Guidewire Software, Inc.	6,023	547,129
	Hewlett Packard Enterprise Co.	132,123	1,329,157
	HP, Inc.	63,494	984,792
#*	HubSpot, Inc.	2,523	425,453
	Intel Corp.	314,607	18,870,128
	International Business Machines Corp.	65,599	8,236,610
	Intuit, Inc.	13,105	3,535,860
*	IPG Photonics Corp.	5,738	742,096
	Jack Henry & Associates, Inc.	4,172	682,331
	Juniper Networks, Inc.	36,146	780,754
*	Keysight Technologies, Inc.	15,038	1,455,227
	KLA Corp.	9,502	1,559,183
	Lam Research Corp.	10,205	2,605,132
	Leidos Holdings, Inc.	16,751	1,655,166
	Marvell Technology Group, Ltd.	55,732	1,490,274
	Mastercard, Inc., Class A	54,412	14,961,668
	Maxim Integrated Products, Inc.	14,744	810,625
#	Microchip Technology, Inc.	22,563	1,979,452

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Micron Technology, Inc.	64,249	$3,076,885
	Microsoft Corp.	385,398	69,067,176
#*	MongoDB, Inc.	1,954	316,802
	Monolithic Power Systems, Inc.	3,026	604,928
	Motorola Solutions, Inc.	7,787	1,119,848
	National Instruments Corp.	4,849	186,299
	NetApp, Inc.	13,066	571,899
	NortonLifeLock Inc.	45,946	977,271
	NVIDIA Corp.	21,467	6,274,375
*	Okta, Inc.	3,671	555,422
*	ON Semiconductor Corp.	27,129	435,285
	Oracle Corp.	126,696	6,711,087
*	Palo Alto Networks, Inc.	3,112	611,539
	Paychex, Inc.	22,550	1,545,126
*	Paycom Software, Inc.	2,118	552,840
*	PayPal Holdings, Inc.	51,348	6,315,804
	Pegasystems, Inc.	4,425	370,018
*	Proofpoint, Inc.	2,604	316,985
*	PTC, Inc.	7,206	499,015
*	Qorvo, Inc.	11,008	1,079,114
	QUALCOMM, Inc.	67,357	5,298,975
#*	RealPage, Inc.	3,440	221,846
*	RingCentral, Inc., Class A	2,159	493,396
*	salesforce.com, Inc.	37,167	6,019,196
	Seagate Technology P.L.C.	21,086	1,053,246
*	ServiceNow, Inc.	5,586	1,963,702
	Skyworks Solutions, Inc.	18,879	1,961,151
*	Splunk, Inc.	5,319	746,575
*	Square, Inc., Class A	9,657	629,057
	SS&C Technologies Holdings, Inc.	30,202	1,665,942
*	Synopsys, Inc.	9,203	1,445,975
	TE Connectivity, Ltd.	32,554	2,391,417
	Teradyne, Inc.	21,426	1,339,982
	Texas Instruments, Inc.	55,377	6,427,608
#*	Trade Desk, Inc. (The), Class A	1,645	481,294
*	Trimble, Inc.	23,231	804,490
#*	Twilio, Inc., Class A	9,129	1,025,187
*	Tyler Technologies, Inc.	1,755	562,811
	Ubiquiti, Inc.	2,488	403,131
	Universal Display Corp.	3,010	451,861
*	VeriSign, Inc.	4,808	1,007,228
	Visa, Inc., Class A	90,905	16,246,542
#*	VMware, Inc., Class A	3,747	492,805
	Western Digital Corp.	25,526	1,176,238
#	Western Union Co. (The)	20,011	381,610
*	WEX, Inc.	799	105,724
*	Workday, Inc., Class A	4,860	747,954
	Xilinx, Inc.	16,972	1,483,353
*	Zebra Technologies Corp., Class A	4,814	1,105,583
*	Zendesk, Inc.	3,883	298,525
#*	Zscaler, Inc.	2,717	182,256

TOTAL INFORMATION TECHNOLOGY			382,049,939

MATERIALS — (3.5%)
	Air Products & Chemicals, Inc.	12,599	2,842,082
#	Albemarle Corp.	15,704	964,697
*	Amcor, PLC	153,938	1,380,824
	AptarGroup, Inc.	9,094	973,785
*	Arconic Corp.	14,376	125,359

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Avery Dennison Corp.	8,461	$934,010
	Ball Corp.	26,336	1,727,378
*	Berry Global Group, Inc.	7,016	279,167
	Celanese Corp.	15,128	1,256,683
	CF Industries Holdings, Inc.	20,513	564,107
*	Corteva, Inc.	55,387	1,450,586
*	Crown Holdings, Inc.	15,189	978,323
*	Dow, Inc.	77,853	2,856,427
	DuPont de Nemours, Inc.	30,634	1,440,411
	Eastman Chemical Co.	16,706	1,010,880
	Ecolab, Inc.	14,513	2,808,265
	FMC Corp.	14,810	1,361,039
	Freeport-McMoRan, Inc.	117,647	1,038,823
	International Flavors & Fragrances, Inc.	8,658	1,134,458
	International Paper Co.	52,181	1,787,199
	Linde P.L.C.	23,417	4,308,494
	LyondellBasell Industries NV, Class A	46,779	2,710,843
	Martin Marietta Materials, Inc.	6,870	1,306,880
	Newmont Corp.	44,130	2,624,852
	Nucor Corp.	35,638	1,467,929
	Packaging Corp. of America	13,606	1,315,020
	PPG Industries, Inc.	30,114	2,735,255
	Reliance Steel & Aluminum Co.	9,384	840,619
	Royal Gold, Inc.	7,128	873,394
	RPM International, Inc.	9,865	655,135
	Scotts Miracle-Gro Co. (The)	5,000	620,150
	Sherwin-Williams Co. (The)	4,617	2,476,420
	Sonoco Products Co.	11,028	538,607
#	Southern Copper Corp.	13,140	426,262
	Steel Dynamics, Inc.	20,293	492,511
	Vulcan Materials Co.	14,641	1,653,994
	Westlake Chemical Corp.	2,254	97,936
	WestRock Co.	28,412	914,582

TOTAL MATERIALS			52,973,386

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	39,322	1,688,094
	Jones Lang LaSalle, Inc.	5,787	610,991

TOTAL REAL ESTATE			2,299,085

UTILITIES — (2.5%)
	AES Corp.	31,185	413,201
	Alliant Energy Corp.	10,900	529,195
	Ameren Corp.	10,590	770,423
	American Electric Power Co., Inc.	22,827	1,897,152
	American Water Works Co., Inc.	8,290	1,008,810
	Atmos Energy Corp.	5,126	522,698
	Avangrid, Inc.	4,361	187,523
	CenterPoint Energy, Inc.	21,736	370,164
	CMS Energy Corp.	12,885	735,605
	Consolidated Edison, Inc.	16,308	1,285,070
	Dominion Energy, Inc.	37,081	2,860,058
	DTE Energy Co.	7,837	813,010
	Duke Energy Corp.	32,434	2,745,863
	Edison International	15,072	884,877
	Entergy Corp.	8,743	835,044
	Essential Utilities, Inc.	9,961	416,270
	Evergy, Inc.	9,333	545,327

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Eversource Energy	15,680	$1,265,376
Exelon Corp.	45,118	1,672,975
FirstEnergy Corp.	22,841	942,648
NextEra Energy, Inc.	22,344	5,164,145
NiSource, Inc.	15,881	398,772
NRG Energy, Inc.	12,714	426,300
OGE Energy Corp.	16,660	525,123
Pinnacle West Capital Corp.	5,033	387,491
PPL Corp.	29,654	753,805
Public Service Enterprise Group, Inc.	21,929	1,112,020
Sempra Energy	12,866	1,593,454
Southern Co. (The)	47,181	2,676,578
UGI Corp.	14,971	451,825
Vistra Energy Corp.	55,588	1,086,190
WEC Energy Group, Inc.	13,869	1,255,838
Xcel Energy, Inc.	24,541	1,559,826

TOTAL UTILITIES		38,092,656

TOTAL COMMON STOCKS Cost ($1,102,550,176)		1,510,353,523

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.216%	4,782,055	4,782,055

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	835,461	9,667,124

TOTAL INVESTMENTS — (100.0%) (Cost $1,116,996,798)		$1,524,802,702

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$171,120,890	—	—	$171,120,890
Consumer Discretionary	165,680,998	—	—	165,680,998
Consumer Staples	108,019,815	—	—	108,019,815
Energy	40,938,696	—	—	40,938,696
Financials	162,034,629	—	—	162,034,629
Health Care	235,553,354	—	—	235,553,354
Industrials	151,590,075	—	—	151,590,075
Information Technology	382,049,939	—	—	382,049,939
Materials	52,973,386	—	—	52,973,386
Real Estate	2,299,085	—	—	2,299,085
Utilities	38,092,656	—	—	38,092,656
Temporary Cash Investments	4,782,055	—	—	4,782,055
Securities Lending Collateral	—	$9,667,124	—	9,667,124

TOTAL	$1,515,135,578	$9,667,124	—	$1,524,802,702

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (2.8%)
	A.H. Belo Corp., Class A	251,372	$389,627
	Alaska Communications Systems Group, Inc.	292,890	585,780
#	AMC Entertainment Holdings, Inc., Class A	226,494	1,114,350
#*	AMC Networks, Inc., Class A	76,205	1,817,489
	ATN International, Inc.	142,882	8,875,830
*	Ballantyne Strong, Inc.	133,732	207,285
	Beasley Broadcast Group, Inc., Class A	126,586	313,933
#*	Cars.com, Inc.	955,132	4,947,584
*	Cincinnati Bell, Inc.	8,875	130,019
#	Cinemark Holdings, Inc.	463,991	6,625,791
*	comScore, Inc.	89,713	259,271
	Consolidated Communications Holdings, Inc.	923,445	5,790,000
*	Cumulus Media, Inc., Class A	23,650	104,769
*	DHI Group, Inc.	210,205	584,370
	Emerald Holding, Inc.	182,804	416,793
*	Emmis Communications Corp., Class A	14,447	20,804
#	Entercom Communications Corp., Class A	1,260,869	1,538,260
	Entravision Communications Corp., Class A	768,598	1,122,153
#*	Eros International P.L.C.	60,536	154,367
#	EW Scripps Co. (The), Class A	599,808	4,840,451
#*	Fluent, Inc.	77,426	155,626
#	Gannett Co., Inc.	723,983	818,101
*	GCI Liberty, Inc., Class A	15,911	967,866
*	Gray Television, Inc.	937,555	10,885,014
*	Harte-Hanks, Inc.	24,908	51,310
*	Hemisphere Media Group, Inc.	97,113	901,209
*	IMAX Corp.	269,247	3,096,340
	Interpublic Group of Cos., Inc. (The)	598,229	10,157,928
*	Iridium Communications, Inc.	431,557	9,712,190
#	John Wiley & Sons, Inc., Class A	258,145	9,693,345
	John Wiley & Sons, Inc., Class B	455	16,931
#*	Liberty Latin America, Ltd., Class A	346,161	3,703,923
#*	Liberty Latin America, Ltd., Class C	777,816	8,042,617
#*	Liberty Media Corp.-Liberty Braves, Class A	8,678	179,114
*	Liberty Media Corp.-Liberty Braves, Class C	13,056	262,295
*	Liberty TripAdvisor Holdings, Inc., Class A	712,379	1,674,091
#*	Lions Gate Entertainment Corp., Class A	632,405	4,515,372
*	Lions Gate Entertainment Corp., Class B	787,083	5,257,714
*	Marchex, Inc., Class B	94,316	157,508
	Marcus Corp. (The)	162,523	2,363,084
*	Mediaco Holding, Inc., Class A	1,827	6,760
#*	Meet Group, Inc. (The)	1,286,557	7,938,057
#	Meredith Corp.	396,635	5,882,097
	News Corp., Class A	2,724,048	26,995,316
	News Corp., Class B	1,340,929	13,704,294
#	Nexstar Media Group, Inc., Class A	290,420	20,341,017
*	ORBCOMM, Inc.	787,734	2,079,618
#*	QuinStreet, Inc.	104,923	1,066,018
#*	Reading International, Inc., Class A	146,602	625,257
	Saga Communications, Inc., Class A	26,908	756,653
#	Salem Media Group, Inc.	80,085	69,121
	Scholastic Corp.	255,770	7,435,234
	Sinclair Broadcast Group, Inc., Class A	52,458	925,884
#	Spok Holdings, Inc.	189,353	1,942,762

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TEGNA, Inc.	816,718	$8,755,217
	Telephone and Data Systems, Inc.	983,474	19,295,760
	Townsquare Media, Inc., Class A	113,722	557,238
#	Tribune Publishing Co.	137,899	1,181,794
#*	TrueCar Inc.	183,806	470,543
*	United States Cellular Corp.	297,372	9,465,351
*	Urban One, Inc.	259,098	219,715
*	Yelp, Inc.	140,875	3,148,556

TOTAL COMMUNICATION SERVICES			245,312,766

CONSUMER DISCRETIONARY — (13.0%)
#*	1-800-Flowers.com, Inc., Class A	486,358	9,333,210
	Aaron’s, Inc.	410,534	13,100,140
#	Abercrombie & Fitch Co., Class A	687,078	7,269,285
	Acushnet Holdings Corp.	133,648	3,661,955
#*	Adient P.L.C.	896,940	13,436,161
*	Adtalem Global Education, Inc.	527,655	16,763,599
	AMCON Distributing Co.	850	55,514
#*	American Axle & Manufacturing Holdings, Inc.	1,425,500	6,158,160
#	American Eagle Outfitters, Inc.	1,647,861	13,100,495
*	American Outdoor Brands Corp.	528,047	4,997,965
*	American Public Education, Inc.	183,699	4,733,923
*	America’s Car-Mart, Inc.	90,435	5,964,188
	Aramark	489,507	13,368,436
	Ark Restaurants Corp.	23,004	272,597
*	Asbury Automotive Group, Inc.	35,650	2,406,375
#*	Ascena Retail Group, Inc.	70,823	102,693
#*	At Home Group, Inc.	236,560	555,916
	Autoliv, Inc.	65,127	3,908,923
*	AutoNation, Inc.	839,009	31,244,695
#*	Barnes & Noble Education, Inc.	553,500	990,765
	Bassett Furniture Industries, Inc.	110,011	752,475
	BBX Capital Corp.	162,289	344,053
*	Beazer Homes USA, Inc.	57,448	404,434
#	Bed Bath & Beyond, Inc.	830,036	5,137,923
#	Big 5 Sporting Goods Corp.	30,819	42,222
#	Big Lots, Inc.	472,564	11,081,626
*	Biglari Holdings, Inc., Class A	817	290,035
#*	Biglari Holdings, Inc., Class B	15,783	1,104,652
	BJ’s Restaurants, Inc.	68,059	1,487,770
#*	Blue Apron Holdings, Inc., Class A	8,118	62,427
#*	Boot Barn Holdings, Inc.	202,280	3,734,089
	BorgWarner, Inc.	1,470,233	42,004,557
	Bowl America, Inc., Class A	14,256	142,560
	Boyd Gaming Corp.	50,714	846,417
	Brunswick Corp.	60,135	2,869,642
#	Buckle, Inc. (The)	26,593	407,139
#*	Build-A-Bear Workshop, Inc.	150,757	382,923
	Caleres, Inc.	434,916	3,527,169
	Callaway Golf Co.	1,043,867	14,948,175
*	Capri Holdings, Ltd.	520,090	7,931,373
#	Carriage Services, Inc.	223,519	3,357,255
#*	Carrols Restaurant Group, Inc.	322,388	1,176,716
#	Cato Corp. (The), Class A	210,343	2,368,462
*	Cavco Industries, Inc.	69,061	10,682,355
*	Century Casinos, Inc.	4,443	20,149
*	Century Communities, Inc.	274,907	5,888,508
#	Cheesecake Factory, Inc. (The)	114,841	2,559,806
	Chico’s FAS, Inc.	956,956	1,435,434

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Children’s Place, Inc. (The)	11,018	$325,692
#*	Chuy’s Holdings, Inc.	184,277	3,088,483
	Citi Trends, Inc.	116,336	1,321,577
	Clarus Corp.	1,859	19,854
#*	Conn’s, Inc.	310,162	2,096,695
#*	Container Store Group, Inc. (The)	135,124	283,760
	Cooper Tire & Rubber Co.	633,770	13,429,586
*	Cooper-Standard Holdings, Inc.	182,670	2,347,310
	Core-Mark Holding Co., Inc.	373,185	10,725,337
	Culp, Inc.	100,105	711,747
	Dana, Inc.	823,794	9,473,631
#*	DavidsTea, Inc.	2,280	2,029
*	Del Taco Restaurants, Inc.	488,022	2,869,569
#*	Delphi Technologies P.L.C.	28,009	279,810
*	Delta Apparel, Inc.	46,321	596,614
#	Designer Brands, Inc., Class A	604,858	3,840,848
*	Destination XL Group, Inc.	165,267	64,074
#	Dick’s Sporting Goods, Inc.	822,674	24,178,389
#	Dillard’s, Inc., Class A	267,811	7,895,068
#	Dine Brands Global, Inc.	20,743	920,782
*	Dixie Group, Inc. (The)	7,482	5,836
	Dover Motorsports, Inc.	17,605	23,358
#*	El Pollo Loco Holdings, Inc.	309,133	3,780,697
*	Emerson Radio Corp.	42,622	31,967
	Escalade, Inc.	11,439	97,803
#	Ethan Allen Interiors, Inc.	353,487	3,997,938
#*	Express, Inc.	545,533	1,129,253
	Extended Stay America, Inc.	932,450	10,135,732
*	Fiesta Restaurant Group, Inc.	270,850	1,970,434
*	Flanigan’s Enterprises, Inc.	2,672	37,408
	Flexsteel Industries, Inc.	89,514	859,334
	Foot Locker, Inc.	930,016	23,836,310
#*	Fossil Group, Inc.	412,738	1,634,442
#*	Francesca’s Holdings Corp.	23,172	61,174
#	GameStop Corp., Class A	559,288	3,204,720
#	Gap, Inc. (The)	1,594,957	12,951,051
*	Genesco, Inc.	174,043	3,294,634
	Gentex Corp.	384,653	9,323,989
*	Gentherm, Inc.	76,390	2,860,042
#*	G-III Apparel Group, Ltd.	486,991	5,517,608
	Goodyear Tire & Rubber Co. (The)	1,963,478	14,078,137
	Graham Holdings Co., Class B	45,156	17,611,292
*	Green Brick Partners, Inc.	148,656	1,324,525
	Group 1 Automotive, Inc.	163,563	9,256,030
#	Guess?, Inc.	784,968	7,339,451
#	Harley-Davidson, Inc.	475,375	10,377,436
#	Haverty Furniture Cos., Inc.	128,064	1,732,706
	Haverty Furniture Cos., Inc., Class A	844	11,111
#*	Hibbett Sports, Inc.	281,863	4,349,146
#	Hooker Furniture Corp.	107,737	1,614,978
#*	Horizon Global Corp.	154,007	292,613
*	Houghton Mifflin Harcourt Co.	1,059,470	1,695,152
*	Hudson, Ltd., Class A	44,319	217,163
#	International Game Technology P.L.C.	564,174	4,253,872
#*	iRobot Corp.	25,405	1,548,689
*	J Alexander’s Holdings, Inc.	101,781	538,422
#*	J. Jill, Inc.	137,875	62,788
#*	JAKKS Pacific, Inc.	4,060	3,207
	Johnson Outdoors, Inc., Class A	57,903	3,958,249

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	K12, Inc.	429,032	$9,743,317
	KB Home	196,598	5,158,732
#	Kohl’s Corp.	1,358,203	25,072,427
#*	Lakeland Industries, Inc.	56,298	766,779
#*	Lands’ End, Inc.	89,344	760,317
*	Laureate Education, Inc., Class A	431,253	4,083,966
	La-Z-Boy, Inc.	564,546	13,238,604
	LCI Industries	18,100	1,569,632
	Lear Corp.	300,391	29,333,181
#*	LGI Homes, Inc.	115,400	6,990,932
#*	Libbey, Inc.	138,418	159,181
	Lifetime Brands, Inc.	72,998	416,089
*	Lincoln Educational Services Corp.	11,206	28,015
*	Lindblad Expeditions Holdings, Inc.	34,225	228,623
#*	Liquidity Services, Inc.	297,035	1,485,175
#	Lithia Motors, Inc., Class A	192,517	21,284,680
*	Luby’s, Inc.	118,805	99,796
#*	Lumber Liquidators Holdings, Inc.	76,237	537,471
*	M/I Homes, Inc.	154,973	3,945,613
#	Macy’s, Inc.	3,006,349	17,617,205
*	Malibu Boats, Inc., Class A	22,337	767,946
*	MarineMax, Inc.	221,891	3,197,449
	Marriott Vacations Worldwide Corp.	326,761	27,121,163
*	MasterCraft Boat Holdings, Inc.	25,558	267,081
	MDC Holdings, Inc.	473,271	13,843,177
»	Media General, Inc.	654,085	61,811
*	Meritage Homes Corp.	267,052	14,036,253
*	Modine Manufacturing Co.	443,489	2,053,354
*	Mohawk Industries, Inc.	208,348	18,276,287
#*	Monarch Casino & Resort, Inc.	13,813	460,525
#	Monro, Inc.	82,834	4,596,459
#*	Motorcar Parts of America, Inc.	253,527	3,607,689
#	Movado Group, Inc.	124,478	1,283,368
#*	National Vision Holdings, Inc.	34,429	912,369
*	Nautilus, Inc.	326,515	2,119,082
*	New Home Co., Inc. (The)	151,942	346,428
#*	Norwegian Cruise Line Holdings, Ltd.	178,995	2,935,518
	Office Depot, Inc.	1,960,225	4,351,700
#	Oxford Industries, Inc.	69,607	2,917,925
#	P&F Industries, Inc., Class A	1,458	6,707
#*	Party City Holdco, Inc.	79,364	60,198
#	Penske Automotive Group, Inc.	633,190	22,782,176
*	Perdoceo Education Corp.	275,480	3,581,240
#*	Playa Hotels & Resorts NV	141,738	350,093
#*	PlayAGS, Inc.	9,904	43,479
#*	Potbelly Corp.	333,798	1,151,603
	PulteGroup, Inc.	575,749	16,276,424
	PVH Corp.	479,417	23,601,699
*	Qurate Retail, Inc.	2,456,194	19,784,643
	Ralph Lauren Corp.	207,275	15,292,750
	RCI Hospitality Holdings, Inc.	70,105	878,416
#*	Red Lion Hotels Corp.	239,620	385,788
#*	Red Robin Gourmet Burgers, Inc.	165,171	2,416,452
#*	Regis Corp.	384,237	4,772,224
	Rent-A-Center, Inc.	73,890	1,470,780
	Rocky Brands, Inc.	49,794	1,068,081
#	Royal Caribbean Cruises, Ltd.	236,590	11,065,314
#*	RTW RetailWinds, Inc.	30,558	9,531
*	Rubicon Project, Inc. (The)	67,113	481,200

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ruth’s Hospitality Group, Inc.	36,958	$415,962
*	Select Interior Concepts, Inc., Class A	12,362	39,558
*	Shiloh Industries, Inc.	193,482	214,765
#	Shoe Carnival, Inc.	109,362	2,583,130
#	Signet Jewelers, Ltd.	425,786	4,283,407
*	Skechers U.S.A., Inc., Class A	49,017	1,381,299
*	Skyline Champion Corp.	83,612	1,647,993
#	Sonic Automotive, Inc., Class A	376,235	8,062,716
*	Sportsman’s Warehouse Holdings, Inc.	46,694	334,329
*	Stamps.com, Inc.	101,365	16,043,039
	Standard Motor Products, Inc.	256,519	10,437,758
	Steven Madden, Ltd.	56,984	1,428,589
*	Stoneridge, Inc.	295,996	5,928,800
	Strattec Security Corp.	26,733	435,748
	Superior Group of Cos, Inc.	73,188	638,199
	Superior Industries International, Inc.	383,919	541,326
*	Tandy Leather Factory, Inc.	74,640	296,321
	Tapestry, Inc.	588,267	8,753,413
*	Taylor Morrison Home Corp.	1,218,315	17,726,483
#	Tenneco, Inc., Class A	152,505	791,501
#	Thor Industries, Inc.	173,937	11,514,629
	Tilly’s, Inc., Class A	247,969	1,460,537
	Toll Brothers, Inc.	1,439,665	34,580,753
*	TopBuild Corp.	173,176	16,138,271
*	TravelCenters of America, Inc.	72,697	800,394
#*	TRI Pointe Group, Inc.	1,791,653	20,568,176
#*	Tuesday Morning Corp.	185,667	134,609
#	Twin River Worldwide Holding, Inc.	41,699	658,010
*	Unifi, Inc.	158,560	1,641,096
*	Universal Electronics, Inc.	129,699	5,353,975
*	Universal Technical Institute, Inc.	133,713	859,775
#*	Urban Outfitters, Inc.	852,584	14,783,807
#*	Veoneer, Inc.	1,081	10,572
*	Vera Bradley, Inc.	530,396	2,922,482
#*	Vince Holding Corp.	2,071	12,364
*	Vista Outdoor, Inc.	781,172	7,905,461
*	VOXX International Corp.	241,045	1,142,553
	Weyco Group, Inc.	59,778	1,137,575
#	Whirlpool Corp.	129,133	14,429,321
#	Winnebago Industries, Inc.	404,322	17,939,767
	Wolverine World Wide, Inc.	181,382	3,716,517
#*	ZAGG, Inc.	331,650	1,094,445
*	Zovio, Inc.	262,847	478,382
*	Zumiez, Inc.	221,740	4,687,584

TOTAL CONSUMER DISCRETIONARY			1,143,014,401

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	47,598	1,395,097
	Andersons, Inc. (The)	271,716	4,611,021
#	B&G Foods, Inc.	31,400	609,788
*	Bridgford Foods Corp.	1,732	31,557
	Bunge, Ltd.	1,149,305	45,592,929
#	Cal-Maine Foods, Inc.	147,806	6,135,427
*	Central Garden & Pet Co.	96,568	3,180,950
*	Central Garden & Pet Co., Class A	287,645	8,747,284
*	Chefs’ Warehouse, Inc. (The)	184,470	2,597,338
*	Coffee Holding Co., Inc.	13,332	38,529
	Coty, Inc., Class A	25,754	140,359
#*	Craft Brew Alliance, Inc.	180,268	2,722,047

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	1,437,572	$29,599,608
*	Dean Foods Co.	355,313	28,070
*	Edgewell Personal Care Co.	455,043	12,563,737
#*	elf Beauty Inc.	110,656	1,446,274
#*	Farmer Bros Co.	85,011	785,502
#	Fresh Del Monte Produce, Inc.	348,531	9,936,619
#*	Hain Celestial Group, Inc. (The)	83,527	2,158,338
*	Hostess Brands, Inc.	806,250	9,691,125
#	Ingles Markets, Inc., Class A	132,368	5,404,585
	Ingredion, Inc.	383,663	31,153,436
	John B. Sanfilippo & Son, Inc.	29,177	2,396,307
*	Landec Corp.	255,503	2,848,858
*	Lifeway Foods, Inc.	191,300	506,945
#	Limoneira Co.	58,732	784,072
	Mannatech, Inc.	8,418	90,494
#	MGP Ingredients, Inc.	28,818	1,087,303
*	Natural Alternatives International, Inc.	42,078	290,338
#	Natural Grocers by Vitamin Cottage, Inc.	193,737	2,183,416
#	Natural Health Trends Corp.	3,000	12,480
*	Nature’s Sunshine Products, Inc.	4,308	37,910
	Nu Skin Enterprises, Inc., Class A	268,498	7,842,827
	Ocean Bio-Chem, Inc.	21,968	159,048
	Oil-Dri Corp. of America	40,606	1,518,258
*	Performance Food Group Co.	89,674	2,631,932
*	Pilgrim’s Pride Corp.	252,290	5,550,380
*	Post Holdings, Inc.	585,683	53,794,984
	PriceSmart, Inc.	117,322	7,454,640
#*	Pyxus International, Inc.	70,642	185,082
#	Sanderson Farms, Inc.	126,018	17,156,091
	Seaboard Corp.	3,034	9,135,677
*	Seneca Foods Corp., Class A	61,893	2,226,910
*	Seneca Foods Corp., Class B	189	7,184
#*	Simply Good Foods Co. (The)	201,469	3,797,691
	SpartanNash Co.	348,662	5,979,553
	Spectrum Brands Holdings, Inc.	94,181	4,055,434
#	Tootsie Roll Industries, Inc.	3,407	119,688
#*	TreeHouse Foods, Inc.	269,665	13,949,770
*	United Natural Foods, Inc.	593,066	6,310,222
	Universal Corp.	226,611	10,961,174
*	US Foods Holding Corp.	1,517,554	32,627,411
#	Village Super Market, Inc., Class A	98,197	2,359,674
#	Weis Markets, Inc.	206,121	10,312,234

TOTAL CONSUMER STAPLES			386,943,607

ENERGY — (6.4%)
	Adams Resources & Energy, Inc.	30,890	862,912
#	Amplify Energy Corp.	150,758	199,001
#	Apache Corp.	1,119,143	14,638,390
#*	Apergy Corp.	256,213	2,359,722
#	Arch Coal, Inc., Class A	159,190	4,646,756
	Archrock, Inc.	888,619	4,274,257
	Ardmore Shipping Corp.	259,761	1,709,227
*	Aspen Aerogels, Inc.	1,291	7,230
	Berry Corp.	140,438	481,702
#*	Bonanza Creek Energy, Inc.	188,058	3,283,493
#*	Callon Petroleum Co.	845,752	794,753
#*	Centennial Resource Development, Inc., Class A	118,286	139,577
#*	Chesapeake Energy Corp.	1,992	34,860
	Cimarex Energy Co.	605,230	15,384,947

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	1,891,110	$4,075,342
*	CNX Resources Corp.	2,297,524	24,353,754
*	CONSOL Energy, Inc.	281,131	2,133,784
#*	Contango Oil & Gas Co.	203,853	415,860
#	Continental Resources, Inc.	119,496	1,958,539
#	CVR Energy, Inc.	134,205	3,200,789
#*	Dawson Geophysical Co.	314,077	398,878
#	Delek US Holdings, Inc.	818,832	19,119,727
#*	Denbury Resources, Inc.	1,309,036	465,362
	Devon Energy Corp.	539,748	6,730,658
#	DHT Holdings, Inc.	1,426,334	10,355,185
#*	Diamond Offshore Drilling, Inc.	242,236	56,901
	Diamondback Energy, Inc.	32,900	1,432,466
#	DMC Global, Inc.	37,949	979,464
*	Dorian LPG, Ltd.	496,911	4,715,685
*	Dril-Quip, Inc.	343,539	11,381,447
#*	Earthstone Energy, Inc., Class A	156,780	362,162
#	EnLink Midstream LLC	1,938,109	4,302,602
#	EQT Corp.	1,350,152	19,698,718
#	Equitrans Midstream Corp.	326,614	2,737,025
*	Era Group, Inc.	219,275	1,122,688
#	Evolution Petroleum Corp.	104,349	309,917
*	Exterran Corp.	280,433	1,906,944
#*	Extraction Oil & Gas, Inc.	644,048	341,088
*	Forum Energy Technologies, Inc.	1,441,355	619,783
*	Frank’s International NV	499,482	1,213,741
#	GasLog, Ltd.	399,042	1,843,574
*	Geospace Technologies Corp.	186,218	1,156,414
#*	Gevo, Inc.	6,512	7,945
#*	Goodrich Petroleum Corp.	6,601	56,175
#	Green Plains, Inc.	375,520	2,204,302
*	Gulf Island Fabrication, Inc.	193,347	583,908
#*	Gulfport Energy Corp.	869,635	2,221,917
#	Hallador Energy Co.	154,309	117,537
	Halliburton Co.	1,607,918	16,883,139
*	Helix Energy Solutions Group, Inc.	1,234,231	3,134,947
#	Helmerich & Payne, Inc.	885,486	17,506,058
#*	HighPoint Resources Corp.	586,599	194,516
	HollyFrontier Corp.	1,141,788	37,724,676
	International Seaways, Inc.	301,858	7,304,964
#*	KLX Energy Services Holdings, Inc.	101,287	131,673
	Kosmos Energy, Ltd.	1,207,215	1,991,905
#*	Laredo Petroleum, Inc.	1,965,768	2,142,687
#	Liberty Oilfield Services, Inc., Class A	113,508	535,758
*	Lonestar Resources US, Inc., Class A	167,382	126,624
#	Mammoth Energy Services, Inc.	151,775	127,491
	Marathon Oil Corp.	2,459,379	15,051,399
#*	Matador Resources Co.	990,443	6,972,719
*	Matrix Service Co.	272,242	2,842,206
*	Mitcham Industries, Inc.	115,408	110,792
#*	Montage Resources Corp.	118,169	807,094
#	Murphy Oil Corp.	1,695,657	20,110,492
#	Nabors Industries, Ltd.	53,289	784,946
	NACCO Industries, Inc., Class A	44,429	1,561,679
	National Oilwell Varco, Inc.	1,549,500	19,585,680
*	Natural Gas Services Group, Inc.	113,160	718,566
	Navios Maritime Acquisition Corp.	4,246	23,226
#*	NCS Multistage Holdings, Inc.	117,912	79,001
*	Newpark Resources, Inc.	1,097,363	1,678,965

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	NexTier Oilfield Solutions, Inc.	814,244	$1,889,046
#*	Nine Energy Service, Inc.	48,979	71,020
#*	Noble Corp. P.L.C.	2,495,542	643,850
	Noble Energy, Inc.	323,067	3,169,287
#	Nordic American Tankers, Ltd.	227,510	1,369,610
#*	Northern Oil and Gas, Inc.	317,559	265,860
#*	Oasis Petroleum, Inc.	507,658	357,340
*	Oceaneering International, Inc.	966,218	4,966,361
*	Oil States International, Inc.	727,431	2,502,363
*	Overseas Shipholding Group, Inc., Class A	402,525	1,006,313
#*	Pacific Ethanol, Inc.	6,939	2,456
	Panhandle Oil and Gas, Inc., Class A	110,272	477,478
*	Par Pacific Holdings, Inc.	117,529	1,142,382
	Parsley Energy, Inc., Class A	2,468,276	23,325,208
	Patterson-UTI Energy, Inc.	1,750,710	6,460,120
	PBF Energy, Inc., Class A	1,241,971	14,158,469
#*	PDC Energy, Inc.	1,136,425	14,762,161
#	Peabody Energy Corp.	914,100	3,098,799
#*	Penn Virginia Corp.	131,841	829,280
*	PrimeEnergy Resources Corp.	757	47,297
#*	Profire Energy, Inc.	31,100	24,103
*	ProPetro Holding Corp.	438,670	1,859,961
	QEP Resources, Inc.	1,301,230	1,283,013
#	Range Resources Corp.	2,116,584	12,339,685
#*	Renewable Energy Group, Inc.	458,511	11,375,658
*	REX American Resources Corp.	48,898	2,908,453
*	RigNet, Inc.	1,280	1,728
#*	Ring Energy, Inc.	321,992	290,211
#	RPC, Inc.	512,454	1,747,468
*	SandRidge Energy, Inc.	268,187	533,692
#	Scorpio Tankers, Inc.	562,749	12,318,576
*	SEACOR Holdings, Inc.	174,629	4,935,016
*	SEACOR Marine Holdings, Inc.	226,390	708,601
*	Select Energy Services, Inc., Class A	362,295	1,739,016
#	SFL Corp., Ltd.	673,760	7,606,750
#*	SilverBow Resources, Inc.	70,356	380,626
	SM Energy Co.	400,511	1,622,070
#*	Smart Sand, Inc.	187,391	155,535
#	Solaris Oilfield Infrastructure, Inc., Class A	145,028	991,992
#*	Southwestern Energy Co.	7,239,253	23,382,787
#*	Talos Energy, Inc.	202,520	2,306,703
	Targa Resources Corp.	27,608	357,800
	TechnipFMC P.L.C.	875,276	7,798,709
#*	Teekay Corp.	30,321	112,794
*	Teekay Tankers, Ltd., Class A	180,303	3,661,954
*	TETRA Technologies, Inc.	1,302,157	633,239
#*	Tidewater, Inc.	188,124	1,083,594
#*	Transocean, Ltd.	525,622	672,796
#*	Unit Corp.	96,131	32,492
#	US Silica Holdings, Inc.	354,093	679,859
*	VAALCO Energy, Inc.	6,071	5,630
#	Valaris P.L.C.	1,101,331	501,656
	World Fuel Services Corp.	606,082	15,152,050
*	WPX Energy, Inc.	3,475,546	21,305,097

TOTAL ENERGY			560,582,325

FINANCIALS — (24.3%)
	1st Constitution Bancorp	1,854	23,546
	1st Source Corp.	193,100	6,706,363

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ACNB Corp.	3,045	$85,138
	Affiliated Managers Group, Inc.	5,215	364,841
#	Alerus Financial Corp.	413	7,021
#	Allegiance Bancshares, Inc.	102,123	2,561,245
	Ally Financial, Inc.	187,410	3,071,650
*	A-Mark Precious Metals, Inc.	76,813	1,136,832
*	Ambac Financial Group, Inc.	220,093	3,785,600
	American Equity Investment Life Holding Co.	770,021	16,185,841
	American National Bankshares, Inc.	57,467	1,537,242
	American National Insurance Co.	109,386	8,805,573
	American River Bankshares	18,547	174,527
	Ameris Bancorp	468,064	11,902,868
	AmeriServ Financial, Inc.	107,748	343,716
	Argo Group International Holdings, Ltd.	260,742	9,219,837
	Arrow Financial Corp.	67,998	1,937,943
	Associated Banc-Corp.	1,612,886	22,806,208
#	Associated Capital Group, Inc., Class A	559	21,393
	Assured Guaranty, Ltd.	1,084,911	32,254,404
*	Asta Funding, Inc.	7,105	82,347
*	Athene Holding, Ltd., Class A	1,353,346	36,540,342
	Atlantic American Corp.	864	1,547
*	Atlantic Capital Bancshares, Inc.	188,542	2,366,202
	Atlantic Union Bankshares Corp.	646,562	15,433,435
*	Atlanticus Holdings Corp.	64,328	1,035,681
	Auburn National BanCorp, Inc.	692	29,881
	Axis Capital Holdings, Ltd.	552,542	20,223,037
*	Axos Financial, Inc.	238,439	5,496,019
#	Banc of California, Inc.	509,511	5,309,105
	BancFirst Corp.	51,346	1,977,334
*	Bancorp, Inc. (The)	781,436	5,446,609
	BancorpSouth Bank	343,693	7,523,440
	Bank of Commerce Holdings	79,791	613,593
	Bank of Marin Bancorp	85,170	2,807,203
	Bank of NT Butterfield & Son, Ltd. (The)	69,598	1,531,852
	Bank OZK	1,109,423	25,095,148
	BankFinancial Corp.	116,939	967,086
	BankUnited, Inc.	636,536	12,609,778
	Bankwell Financial Group, Inc.	27,358	417,210
	Banner Corp.	288,695	11,094,549
	Bar Harbor Bankshares	49,851	916,261
*	Baycom Corp.	24,579	303,059
	BCB Bancorp, Inc.	89,028	900,963
	Berkshire Hills Bancorp, Inc.	450,997	7,684,989
*	Blucora, Inc.	302,397	4,254,726
#	BOK Financial Corp.	48,784	2,526,523
	Boston Private Financial Holdings, Inc.	922,664	7,012,246
	Bridge Bancorp, Inc.	140,554	2,908,062
*	Bridgewater Bancshares, Inc.	31,013	314,162
*	Brighthouse Financial, Inc.	230,944	5,937,570
	Brookline Bancorp, Inc.	673,760	6,879,090
	Bryn Mawr Bank Corp.	172,761	5,029,937
	Business First Bancshares, Inc.	981	13,714
	Byline Bancorp, Inc.	61,011	751,656
	C&F Financial Corp.	19,765	702,843
	Cadence BanCorp	971,985	6,434,541
	California First National Bancorp	4,450	64,792
#	Cambridge Bancorp	417	23,260
	Camden National Corp.	116,453	3,813,836
*	Cannae Holdings, Inc.	230,455	7,270,855

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Capital City Bank Group, Inc.	102,311	$2,254,934
	Capitol Federal Financial, Inc.	1,487,331	17,833,099
	Capstar Financial Holdings, Inc.	30,874	352,272
	Carolina Financial Corp.	93,896	3,176,502
	Cathay General Bancorp	37,286	1,041,025
	CBTX, Inc.	12,697	229,308
#	CCUR Holdings, Inc.	43,478	151,086
	CenterState Bank Corp.	438,383	7,623,480
	Central Pacific Financial Corp.	205,416	3,592,726
	Central Valley Community Bancorp	53,226	778,696
	Century Bancorp, Inc., Class A	21,352	1,594,781
	Chemung Financial Corp.	5,917	144,967
	CIT Group, Inc.	783,563	14,872,026
	Citizens & Northern Corp.	46,008	822,623
	Citizens Community Bancorp, Inc.	6,617	50,951
	Citizens Holding Co.	1,603	32,541
#*	Citizens, Inc.	69,955	388,950
	City Holding Co.	7,466	504,627
	Civista Bancshares, Inc.	55,013	843,349
	CNB Financial Corp.	97,312	1,726,315
	CNO Financial Group, Inc.	1,174,038	16,506,974
	Codorus Valley Bancorp, Inc.	26,847	377,200
	Columbia Banking System, Inc.	484,732	13,082,917
	Comerica, Inc.	204,236	7,119,667
	Community Bankers Trust Corp.	13,200	73,788
	Community Financial Corp. (The)	1,101	25,543
	Community Trust Bancorp, Inc.	145,017	4,916,076
	Community West Bancshares	5,040	34,826
	ConnectOne Bancorp, Inc.	294,551	4,400,592
*	Consumer Portfolio Services, Inc.	259,664	768,605
#	Cowen, Inc., Class A	149,350	1,635,383
*	Customers Bancorp, Inc.	432,919	5,524,046
	CVB Financial Corp.	48,314	1,004,207
	Dime Community Bancshares, Inc.	404,195	6,640,924
	Donegal Group, Inc., Class A	222,810	3,190,639
*	Donnelley Financial Solutions, Inc.	202,779	1,476,231
	Eagle Bancorp Montana, Inc.	600	10,440
	Eagle Bancorp, Inc.	164,347	5,765,293
	East West Bancorp, Inc.	9,988	350,279
*	Elevate Credit, Inc.	67,317	125,883
	Employers Holdings, Inc.	294,047	8,930,207
#*	Encore Capital Group, Inc.	266,914	6,934,426
*	Enova International, Inc.	262,704	4,213,772
*	Enstar Group, Ltd.	84,739	12,254,954
	Enterprise Bancorp, Inc.	34,160	824,964
	Enterprise Financial Services Corp.	27,118	833,607
*	Equity Bancshares, Inc., Class A	115,900	2,171,966
	ESSA Bancorp, Inc.	35,707	428,484
	Essent Group, Ltd.	30,625	836,675
	Evans Bancorp, Inc.	19,445	539,988
#*	EZCORP, Inc., Class A	641,690	3,593,464
	Farmers National Banc Corp.	146,221	1,811,678
	FB Financial Corp.	41,649	930,439
	FBL Financial Group, Inc., Class A	161,291	6,303,252
	Federal Agricultural Mortgage Corp., Class A	300	18,686
	Federal Agricultural Mortgage Corp., Class C	68,496	4,563,888
	FedNat Holding Co.	180,773	2,190,969
	Financial Institutions, Inc.	160,026	3,096,503
*	First Acceptance Corp.	86,504	67,897

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp	145,816	$3,877,247
	First BanCorp	1,761,767	10,271,102
	First Bancorp, Inc.	70,612	1,546,403
	First Bancshares, Inc. (The)	46,569	927,654
	First Bank	52,285	414,097
	First Busey Corp.	265,696	4,894,120
	First Business Financial Services, Inc.	45,640	784,095
	First Choice Bancorp	2,010	30,592
	First Commonwealth Financial Corp.	794,506	7,563,697
	First Community Bancshares, Inc.	175,814	4,143,936
	First Community Corp.	463	7,177
	First Defiance Financial Corp.	340,841	5,923,817
	First Financial Bancorp	868,417	13,356,253
	First Financial Corp.	47,666	1,693,096
	First Financial Northwest, Inc.	91,175	895,339
	First Foundation, Inc.	309,580	4,259,821
	First Hawaiian, Inc.	179,931	3,164,986
#	First Horizon National Corp.	2,170,721	19,710,147
	First Internet Bancorp	72,629	1,140,275
	First Interstate BancSystem, Inc., Class A	352,845	11,926,161
	First Merchants Corp.	357,851	10,130,762
	First Mid Bancshares, Inc.	45,490	1,214,583
	First Midwest Bancorp, Inc.	922,828	13,639,398
	First Northwest Bancorp	600	6,990
	First of Long Island Corp. (The)	133,956	2,115,165
	First United Corp.	14,517	222,836
	Flagstar Bancorp, Inc.	537,302	13,921,495
	Flushing Financial Corp.	257,273	3,213,340
	FNB Corp.	2,459,203	19,894,952
	Franklin Financial Network, Inc.	157,982	3,747,333
	FS Bancorp, Inc.	20,566	862,744
	Fulton Financial Corp.	1,534,232	17,935,172
#	GAIN Capital Holdings, Inc.	264,438	1,729,425
*	Genworth Financial, Inc., Class A	548,416	1,990,750
	German American Bancorp, Inc.	104,145	3,096,231
	Global Indemnity, Ltd.	95,860	2,357,197
	Great Southern Bancorp, Inc.	122,188	5,201,543
	Great Western Bancorp, Inc.	479,819	9,020,597
*	Green Dot Corp., Class A	11,655	355,478
#*	Greenlight Capital Re, Ltd., Class A	427,215	2,785,442
	Guaranty Bancshares, Inc.	23,579	635,926
	Guaranty Federal Bancshares, Inc.	348	5,397
*	Hallmark Financial Services, Inc.	147,386	636,708
	Hancock Whitney Corp.	693,321	14,497,342
	Hanmi Financial Corp.	420,870	5,079,901
*	HarborOne Bancrop, Inc.	171,311	1,373,914
	Hawthorn Bancshares, Inc.	676	12,303
#	HCI Group, Inc.	87,586	3,647,957
	Heartland Financial USA, Inc.	216,502	7,354,573
	Heritage Commerce Corp.	458,870	4,074,766
	Heritage Financial Corp.	237,083	4,753,514
	Heritage Insurance Holdings, Inc.	235,495	2,670,513
	Hilltop Holdings, Inc.	734,484	14,175,541
	Hingham Institution For Savings (The)	2,702	413,460
*	HMN Financial, Inc.	4,634	71,827
	Home Bancorp, Inc.	32,238	818,845
	Home BancShares, Inc.	199,993	3,065,893
	HomeStreet, Inc.	258,241	6,598,058
	HomeTrust Bancshares, Inc.	52,143	801,438

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	1,460,686	$14,533,826
	Horace Mann Educators Corp.	303,711	10,678,479
	Horizon Bancorp, Inc.	344,629	3,921,878
*	Howard Bancorp, Inc.	42,997	480,276
	IBERIABANK Corp.	415,813	17,239,607
	Independence Holding Co.	15,648	432,824
	Independent Bank Corp.	131,205	9,563,532
	Independent Bank Corp.	74,409	1,093,068
	Independent Bank Group, Inc.	302,699	9,174,807
	International Bancshares Corp.	635,888	18,434,393
*	INTL. FCStone, Inc.	151,316	6,046,587
	Invesco, Ltd.	3,055,091	26,334,884
	Investar Holding Corp.	532	6,677
	Investors Bancorp, Inc.	2,897,342	26,974,254
	Investors Title Co.	11,211	1,501,153
	James River Group Holdings, Ltd.	73,821	2,619,169
#	Janus Henderson Group P.L.C.	1,442,334	25,817,779
	Jefferies Financial Group, Inc.	289,198	3,967,797
	Kearny Financial Corp.	719,238	6,688,913
	Kemper Corp.	33,235	2,234,057
#	Kentucky First Federal Bancorp	2,420	14,617
	Kingstone Cos., Inc.	80,753	395,690
	Lake Shore Bancorp, Inc.	406	5,166
	Lakeland Bancorp, Inc.	320,519	3,586,608
	Landmark Bancorp, Inc.	1,428	31,373
	LCNB Corp.	1,207	17,308
	Legg Mason, Inc.	569,464	28,376,391
#*	LendingClub Corp.	177,622	1,362,361
	Level One Bancorp, Inc.	949	17,186
	Lincoln National Corp.	80,788	2,865,550
	Live Oak Bancshares, Inc.	177,872	2,481,314
	Luther Burbank Corp.	28,462	306,251
	Macatawa Bank Corp.	296,772	2,279,209
	Mackinac Financial Corp.	30,255	312,232
#*	Maiden Holdings, Ltd.	950,539	1,074,109
*	Malvern Bancorp, Inc.	1,318	17,332
#	Manning & Napier, Inc.	242,400	855,672
	Marlin Business Services Corp.	112,099	1,192,733
#*	MBIA, Inc.	630,156	5,129,470
	Mercantile Bank Corp.	135,416	3,195,818
	Merchants Bancorp	20,033	308,508
	Mercury General Corp.	3,174	130,007
	Meridian Bancorp, Inc.	336,807	3,967,586
#	Meta Financial Group, Inc.	286,671	5,280,480
*	Metropolitan Bank Holding Corp.	9,747	244,552
	Midland States Bancorp, Inc.	110,228	1,787,898
	MidWestOne Financial Group, Inc.	52,214	1,089,706
#*	Mr Cooper Group, Inc.	414,887	3,974,617
	MVB Financial Corp.	4,145	56,911
	National Bank Holdings Corp., Class A	246,752	6,558,668
	National Bankshares, Inc.	5,863	175,773
	National General Holdings Corp.	557,096	10,601,537
	National Security Group, Inc. (The)	2,423	38,768
	National Western Life Group, Inc., Class A	21,444	4,132,902
	Navient Corp.	2,279,035	17,366,247
	NBT Bancorp, Inc.	291,172	9,646,528
	Nelnet, Inc., Class A	308,661	14,862,027
	New York Community Bancorp, Inc.	3,919,604	42,566,899
»	NewStar Financial, Inc.	289,581	203,373

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NI Holdings, Inc.	13,139	$177,508
*	Nicholas Financial, Inc.	44,982	259,996
#*	Nicolet Bankshares, Inc.	28,831	1,586,282
*	NMI Holdings, Inc., Class A	132,222	1,787,641
*	Northeast Bank	52,541	880,062
	Northeast Community Bancorp, Inc.	3,290	26,978
	Northfield Bancorp, Inc.	475,391	5,357,657
	Northrim BanCorp, Inc.	57,090	1,338,761
	Northwest Bancshares, Inc.	931,185	9,879,873
	Norwood Financial Corp.	1,152	27,216
	OceanFirst Financial Corp.	266,247	4,486,262
*	Ocwen Financial Corp.	513,972	216,742
	OFG Bancorp	436,026	5,485,207
	Ohio Valley Banc Corp.	3,707	93,416
	Old National Bancorp	1,665,557	23,600,943
	Old Republic International Corp.	1,016,308	16,210,113
	Old Second Bancorp, Inc.	302,738	2,491,534
*	On Deck Capital, Inc.	891,795	1,079,072
	OneMain Holdings, Inc.	866,098	20,968,233
	Oppenheimer Holdings, Inc., Class A	65,321	1,344,306
	Opus Bank	311,980	5,996,256
	Origin Bancorp, Inc.	2,451	54,633
	Orrstown Financial Services, Inc.	22,725	349,965
	Pacific Premier Bancorp, Inc.	426,586	9,107,611
	PacWest Bancorp	1,349,803	27,320,013
#	Park National Corp.	12,652	1,011,907
	Parke Bancorp, Inc.	15,347	216,239
	PCSB Financial Corp.	27,758	378,897
	Peapack-Gladstone Financial Corp.	212,615	4,012,045
	Penns Woods Bancorp, Inc.	31,747	727,006
	Pennymac Financial Services, Inc.	27,444	827,985
	Peoples Bancorp of North Carolina, Inc.	5,097	88,688
	Peoples Bancorp, Inc.	202,683	4,927,224
	Peoples Financial Services Corp.	4,601	170,283
	People’s United Financial, Inc.	4,138,862	52,522,159
	People’s Utah Bancorp	61,549	1,322,073
	Pinnacle Financial Partners, Inc.	568,300	22,874,075
	Piper Sandler Cos	46,333	2,497,812
	Popular, Inc.	858,309	33,122,144
#*	PRA Group, Inc.	388,102	10,765,949
	Preferred Bank	31,631	1,206,723
	Premier Financial Bancorp, Inc.	98,496	1,280,448
#	ProAssurance Corp.	275,361	5,889,972
#	Prosperity Bancshares, Inc.	372,967	22,351,912
#	Protective Insurance Corp., Class A	453	8,512
	Protective Insurance Corp., Class B	82,652	1,291,024
	Provident Financial Holdings, Inc.	42,950	560,498
	Provident Financial Services, Inc.	554,371	7,955,224
	Prudential Bancorp, Inc.	9,448	116,210
	QCR Holdings, Inc.	122,027	3,755,991
	Radian Group, Inc.	387,150	5,799,507
	RBB Bancorp	36,467	471,154
*	Regional Management Corp.	123,313	1,965,609
	Reinsurance Group of America, Inc.	127,062	13,300,850
	Renasant Corp.	463,264	12,151,415
	Republic Bancorp, Inc., Class A	48,154	1,604,973
*	Republic First Bancorp, Inc.	167,467	440,438
	Riverview Bancorp, Inc.	206,878	1,144,035
	S&T Bancorp, Inc.	241,902	6,461,202

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Safety Insurance Group, Inc.	112,500	$9,463,500
	Sandy Spring Bancorp, Inc.	307,957	7,852,904
#	Santander Consumer USA Holdings, Inc.	2,050,676	31,970,039
	SB One Bancorp	26,944	496,578
*	Seacoast Banking Corp. of Florida	262,623	5,901,139
*	Security National Financial Corp., Class A	38,148	222,021
*	Select Bancorp, Inc.	6,054	49,643
	Selective Insurance Group, Inc.	150,902	7,564,717
	Shore Bancshares, Inc.	46,624	517,526
	Sierra Bancorp	126,870	2,575,461
#	Simmons First National Corp., Class A	836,808	15,648,310
	SLM Corp.	510,722	4,259,421
	SmartFinancial, Inc.	40,420	584,473
#	South State Corp.	265,049	15,330,434
*	Southern First Bancshares, Inc.	27,772	809,832
	Southern Missouri Bancorp, Inc.	29,176	692,346
	Southern National Bancorp of Virginia, Inc.	98,151	988,381
#	Southside Bancshares, Inc.	138,677	4,217,168
*	Spirit of Texas Bancshares, Inc.	14,166	162,767
	State Auto Financial Corp.	208,758	5,237,738
	Sterling Bancorp	1,681,258	20,729,911
	Sterling Bancorp, Inc.	70,882	255,884
	Stewart Information Services Corp.	206,638	6,583,487
	Stifel Financial Corp.	339,423	15,029,650
	Summit Financial Group, Inc.	42,809	756,007
	Summit State Bank	3,401	34,010
	Synovus Financial Corp.	144,754	3,041,282
	TCF Financial Corp.	1,083,948	32,182,416
	Territorial Bancorp, Inc.	66,899	1,681,172
*	Texas Capital Bancshares, Inc.	395,831	10,996,185
*	Third Point Reinsurance, Ltd.	789,852	5,876,499
	Timberland Bancorp, Inc.	73,964	1,431,203
	Tiptree, Inc.	260,736	1,666,103
	Towne Bank	407,955	8,240,691
	TriCo Bancshares	164,314	4,949,138
*	TriState Capital Holdings, Inc.	306,066	4,352,259
*	Triumph Bancorp, Inc.	185,070	5,128,290
	TrustCo Bank Corp. NY	900,949	5,675,979
#	Trustmark Corp.	766,482	20,396,086
#	UMB Financial Corp.	13,048	663,360
	Umpqua Holdings Corp.	1,786,254	22,372,831
	United Bancshares, Inc.	466	7,917
#	United Bankshares, Inc.	753,048	22,561,318
	United Community Banks, Inc.	570,887	12,071,406
	United Fire Group, Inc.	137,379	3,929,039
	United Insurance Holdings Corp.	277,426	2,371,992
	United Security Bancshares	4,742	31,582
	Unity Bancorp, Inc.	42,067	604,082
	Universal Insurance Holdings, Inc.	143,277	2,611,940
	Univest Financial Corp.	301,507	5,336,674
	Unum Group	1,628,926	28,424,759
#	US Global Investors, Inc., Class A	17,756	29,475
	Valley National Bancorp	3,458,658	28,914,381
	Veritex Holdings, Inc.	138,866	2,438,487
	Virtus Investment Partners, Inc.	93,074	7,564,124
	Voya Financial, Inc.	1,047,678	47,323,615
#	Waddell & Reed Financial, Inc., Class A	381,010	5,543,696
	Walker & Dunlop, Inc.	227,021	8,724,417
	Washington Federal, Inc.	634,149	16,957,144

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Washington Trust Bancorp, Inc.	24,925	$872,624
	Waterstone Financial, Inc.	283,671	4,118,903
	Webster Financial Corp.	31,539	890,977
	WesBanco, Inc.	530,747	13,098,836
	West BanCorp, Inc.	68,623	1,276,388
	Western New England Bancorp, Inc.	233,005	1,400,360
	Westwood Holdings Group, Inc.	21,309	490,746
	White Mountains Insurance Group, Ltd.	20,264	19,716,872
	Wintrust Financial Corp.	350,619	14,690,936
#*	World Acceptance Corp.	45,831	3,109,633
	WSFS Financial Corp.	397,572	11,601,151
#	WVS Financial Corp.	111	1,506
	Zions Bancorp NA	1,372,635	43,388,992

TOTAL FINANCIALS			2,139,815,798

HEALTH CARE — (5.0%)
#*	Acadia Healthcare Co., Inc.	771,304	18,519,009
»	Achillion Pharmaceuticals, Inc.	1,861,191	740,578
#*	Acorda Therapeutics, Inc.	743,079	715,214
*	Addus HomeCare Corp.	141,731	11,483,046
*	Aduro Biotech, Inc.	37,605	103,978
*	Akebia Therapeutics, Inc.	58,445	473,405
#*	Akorn, Inc.	290,437	60,992
#*	Allscripts Healthcare Solutions, Inc.	1,506,696	9,793,524
#*	Altimmune, Inc.	11,574	35,301
#*	AMAG Pharmaceuticals, Inc.	97,480	782,764
*	American Shared Hospital Services	12,364	21,884
*	Amphastar Pharmaceuticals, Inc.	142,699	2,418,748
#*	AnaptysBio, Inc.	45,981	718,223
*	AngioDynamics, Inc.	323,540	3,374,522
*	ANI Pharmaceuticals, Inc.	7,115	284,671
#*	Anika Therapeutics, Inc.	144,880	4,814,362
*	Applied Genetic Technologies Corp.	176,672	658,987
*	Aptinyx, Inc.	8,400	23,772
*	Arcus Biosciences, Inc.	3,700	97,717
*	Ardelyx, Inc.	65,005	427,733
*	Arena Pharmaceuticals, Inc.	73,079	3,578,679
*	Assembly Biosciences, Inc.	200	3,502
*	Assertio Therapeutics, Inc.	341,082	298,447
#*	aTyr Pharma, Inc.	6,394	22,954
*	Avanos Medical, Inc.	380,202	11,805,272
*	Brookdale Senior Living, Inc.	2,057,242	7,426,644
*	Calithera Biosciences, Inc.	349,946	2,145,169
#*	Catalyst Biosciences, Inc.	163,311	989,665
#*	Celldex Therapeutics, Inc.	59,850	146,633
*	Chimerix, Inc.	578,568	1,330,706
#*	Community Health Systems, Inc.	325,231	985,450
	Computer Programs and Systems, Inc.	35,380	850,181
*	Concert Pharmaceuticals, Inc.	122,835	1,225,893
#	CONMED Corp.	90,768	6,708,663
#*	Covetrus, Inc.	412,177	4,900,785
*	Cross Country Healthcare, Inc.	364,331	2,291,642
#*	Cumberland Pharmaceuticals, Inc.	78,674	311,549
#*	Cyclerion Therapeutics, Inc.	25,560	98,917
#*	Cymabay Therapeutics, Inc.	704	1,246
*	DaVita, Inc.	354,776	28,030,852
#*	Digirad Corp.	9,237	30,574
*	Electromed, Inc.	40,889	572,037
*	Emergent BioSolutions, Inc.	202,505	14,975,245

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	48,233	$2,236,564
*	Endo International P.L.C.	200,165	920,759
#*	Enzo Biochem, Inc.	2,197	6,635
#*	Evolent Health, Inc., Class A	846,628	6,104,188
*	Five Prime Therapeutics, Inc.	490,425	1,608,594
#*	Five Star Senior Living, Inc.	80,681	264,634
*	Fluidigm Corp.	22,658	50,754
*	FONAR Corp.	52,381	1,021,429
*	GlycoMimetics, Inc.	74,273	207,222
*	Harvard Bioscience, Inc.	314,954	866,123
*	HealthStream, Inc.	218,175	4,979,844
#	Hepion Pharmaceuticals, Inc.	11,338	21,202
*	HMS Holdings Corp.	25,863	741,622
#*	Idera Pharmaceuticals, Inc.	32,978	63,977
*	InfuSystem Holdings, Inc.	53,931	649,869
*	Inogen, Inc.	9,940	497,000
*	Inovalon Holdings, Inc., Class A	33,066	578,655
*	Integer Holdings Corp.	272,038	20,255,949
#*	IntriCon Corp.	33,288	439,402
#	Invacare Corp.	533,998	4,015,665
*	Jazz Pharmaceuticals P.L.C.	118,338	13,046,764
#*	Jounce Therapeutics, Inc.	142,083	696,207
	Kewaunee Scientific Corp.	13,861	145,541
#*	Lannett Co., Inc.	278,974	2,661,412
#*	Lexicon Pharmaceuticals Inc.	9,499	17,953
*	LHC Group, Inc.	151,969	19,754,450
#*	Ligand Pharmaceuticals, Inc.	4,259	419,810
	Luminex Corp.	325,458	11,732,761
#*	Lumos Pharma, Inc.	4,529	42,165
*	Magellan Health, Inc.	207,826	12,621,273
#*	Mallinckrodt P.L.C.	494,866	2,009,156
*	MEDNAX, Inc.	722,015	10,483,658
*	Meridian Bioscience, Inc.	245,724	2,948,688
*	Merit Medical Systems, Inc.	181,061	7,390,910
#	Merrimack Pharmaceuticals, Inc.	35,489	130,954
#*	Mersana Therapeutics, Inc.	7,900	71,337
#*	Myriad Genetics, Inc.	530,668	8,204,127
#*	NantKwest, Inc.	93,073	362,985
	National HealthCare Corp.	59,538	4,070,613
*	Natus Medical, Inc.	73,941	1,847,786
#	Neoleukin Therapeutics, Inc.	101,415	1,129,763
#*	Neuronetics, Inc.	9,742	24,355
*	NextGen Healthcare, Inc.	98,746	1,041,770
#*	OPKO Health, Inc.	129,050	286,491
*	OraSure Technologies, Inc.	390,142	6,218,863
*	Orthofix Medical, Inc.	55,247	1,958,506
*	Otonomy, Inc.	260,170	593,188
#	Owens & Minor, Inc.	1,011,103	7,158,609
#	Patterson Cos., Inc.	594,739	10,871,829
*	PDL BioPharma, Inc.	1,485,385	5,035,455
*	Pennant Group, Inc.	66,367	1,313,403
	Perrigo Co. P.L.C.	736,386	39,249,374
*	Pfenex, Inc.	3,700	21,275
*	Premier, Inc., Class A	254,237	8,430,499
#*	Prestige Consumer Healthcare, Inc.	342,235	13,925,542
*	Prothena Corp. P.L.C.	375,949	4,218,148
*	Providence Service Corp. (The)	156,248	9,063,946
*	RTI Surgical Holdings, Inc.	520,908	1,409,056
*	Savara, Inc.	5,735	13,821

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Select Medical Holdings Corp.	1,027,756	$17,543,795
*	Spectrum Pharmaceuticals, Inc.	95,742	277,652
*	Supernus Pharmaceuticals, Inc.	193,622	4,530,755
*	Surface Oncology, Inc.	2,300	5,750
*	Surgery Partners, Inc.	131,695	1,554,001
#*	Synlogic, Inc.	246,431	512,576
*	Taro Pharmaceutical Industries, Ltd.	22,930	1,584,692
#*	Tetraphase Pharmaceuticals, Inc.	1,600	2,192
#*	Tivity Health, Inc.	98,549	883,985
#*	Triple-S Management Corp., Class B	156,182	2,644,161
*	Trovagene, Inc.	8,919	11,060
*	Vanda Pharmaceuticals, Inc.	161,491	1,857,146
*	Varex Imaging Corp.	167,019	4,364,206
#*	Wright Medical Group NV	34,109	993,254

TOTAL HEALTH CARE			437,196,890

INDUSTRIALS — (19.0%)
	AAR Corp.	256,722	5,026,617
	ABM Industries, Inc.	612,113	21,111,777
*	Acacia Research Corp.	373,905	945,980
	ACCO Brands Corp.	806,600	5,968,840
	Acme United Corp.	40,915	888,265
	Acuity Brands, Inc.	3,814	330,254
#	ADT, Inc.	596,685	3,419,005
*	Advanced Disposal Services, Inc.	188,410	6,076,222
*	AECOM	707,105	25,639,627
*	Aegion Corp.	232,670	3,734,353
*	AeroCentury Corp.	9,508	15,878
*	Aerovironment, Inc.	37,088	2,234,923
	AGCO Corp.	424,798	22,446,326
	Air Lease Corp.	1,163,001	30,412,476
*	Air T, Inc.	1,582	19,538
*	Air Transport Services Group, Inc.	244,465	4,947,972
#	Alamo Group, Inc.	87,762	8,639,291
	Alaska Air Group, Inc.	683,748	22,235,485
	Albany International Corp., Class A	35,699	1,825,647
	Allegiant Travel Co.	14,190	1,113,631
	Allied Motion Technologies, Inc.	10,597	305,406
#*	Alpha Pro Tech, Ltd.	15,140	198,031
	Altra Industrial Motion Corp.	37,484	1,046,178
	AMERCO	98,214	27,512,688
*	Ameresco, Inc., Class A	113,381	2,047,661
#*	American Superconductor Corp.	20,403	117,317
*	American Woodmark Corp.	73,838	3,796,012
*	AMREP Corp.	7,243	35,056
	Apogee Enterprises, Inc.	140,544	2,872,719
	Applied Industrial Technologies, Inc.	102,567	5,373,485
	ARC Document Solutions, Inc.	358,157	250,710
	ArcBest Corp.	208,057	4,238,121
	Arcosa, Inc.	538,337	20,063,820
#	Argan, Inc.	173,573	6,515,930
*	Armstrong Flooring, Inc.	237,039	497,782
*	ASGN, Inc.	127,549	5,924,651
	Astec Industries, Inc.	243,163	9,753,268
*	Astronics Corp.	141,302	1,268,892
#*	Astronics Corp., Class B	5,303	50,909
*	Atlas Air Worldwide Holdings, Inc.	247,539	8,131,656
*	Avalon Holdings Corp., Class A	11,325	15,628
#*	Avis Budget Group, Inc.	165,106	2,720,947

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	52,783	$1,656,858
	Barnes Group, Inc.	283,124	10,866,299
	Barrett Business Services, Inc.	7,651	374,287
*	Beacon Roofing Supply, Inc.	702,426	15,453,372
	BG Staffing, Inc.	16,321	198,300
*	BMC Stock Holdings, Inc.	356,143	7,568,039
	Brady Corp., Class A	107,209	4,667,880
#	Briggs & Stratton Corp.	641,916	1,457,149
#*	BrightView Holdings, Inc.	17,074	218,889
#*	Broadwind Energy, Inc.	30,065	49,607
*	Builders FirstSource, Inc.	318,602	5,846,347
*	CAI International, Inc.	170,244	2,807,324
*	CBIZ, Inc.	402,883	9,568,471
*	CECO Environmental Corp.	402,038	2,179,046
*	Chart Industries, Inc.	339,760	12,136,227
	Chicago Rivet & Machine Co.	2,571	55,302
*	CIRCOR International, Inc.	101,036	1,508,467
*	Civeo Corp.	694,884	437,777
*	Clean Harbors, Inc.	215,517	11,515,073
#*	Colfax Corp.	1,113,524	28,717,784
	Columbus McKinnon Corp.	182,599	4,944,781
	Comfort Systems USA, Inc.	49,792	1,658,074
*	Commercial Vehicle Group, Inc.	162,513	393,281
	CompX International, Inc.	5,019	69,162
#*	Construction Partners, Inc., Class A	2,500	45,825
	Copa Holdings SA, Class A	115,313	5,097,988
#*	Cornerstone Building Brands, Inc.	99,079	528,091
	Costamare, Inc.	578,741	2,905,280
*	Covenant Transportation Group, Inc., Class A	149,924	1,331,325
*	CPI Aerostructures, Inc.	136,605	449,430
	CRA International, Inc.	62,701	2,641,593
	Crane Co.	56,726	3,088,731
	CSW Industrials, Inc.	4,923	326,100
#	Cubic Corp.	213,855	8,171,400
#*	Daseke, Inc.	25,764	43,928
	Deluxe Corp.	60,896	1,715,440
	Douglas Dynamics, Inc.	57,441	2,123,019
*	Ducommun, Inc.	91,447	2,582,463
*	DXP Enterprises, Inc.	143,420	2,139,826
#*	Dycom Industries, Inc.	287,140	9,360,764
#*	Eagle Bulk Shipping, Inc.	238,523	400,719
	Eastern Co. (The)	35,881	645,858
*	Echo Global Logistics, Inc.	361,058	6,329,347
	EMCOR Group, Inc.	112,191	7,127,494
	Encore Wire Corp.	147,854	6,768,756
	Enerpac Tool Group Corp.	1,400	23,884
	EnerSys	105,411	6,154,948
	Ennis, Inc.	165,353	3,077,219
	EnPro Industries, Inc.	71,467	3,241,028
#	ESCO Technologies, Inc.	193,837	14,789,763
	Espey Manufacturing & Electronics Corp.	8,752	166,378
	Federal Signal Corp.	580,610	15,635,827
	Fluor Corp.	640,912	7,498,670
	Fortune Brands Home & Security, Inc.	88,722	4,276,400
	Forward Air Corp.	62,948	3,248,117
	Franklin Electric Co., Inc.	197,317	10,023,704
*	FreightCar America, Inc.	194,520	291,780
#*	FTI Consulting, Inc.	269,534	34,327,850
#*	Gates Industrial Corp. P.L.C.	119,125	1,023,284

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	GATX Corp.	366,236	$21,717,795
	Genco Shipping & Trading, Ltd.	296,476	1,728,455
*	Gencor Industries, Inc.	77,312	937,021
*	Gibraltar Industries, Inc.	231,728	10,729,006
*	GMS, Inc.	328,420	6,036,360
*	Goldfield Corp. (The)	177,328	611,782
	Gorman-Rupp Co. (The)	321,601	9,487,229
*	GP Strategies Corp.	145,925	1,161,563
	Graham Corp.	54,827	718,234
#	Granite Construction, Inc.	439,773	7,229,868
*	Great Lakes Dredge & Dock Corp.	569,259	5,032,250
#	Greenbrier Cos., Inc. (The)	295,739	5,021,648
	Griffon Corp.	329,042	5,399,579
	H&E Equipment Services, Inc.	49,412	803,439
*	Harsco Corp.	138,699	1,384,216
#	Hawaiian Holdings, Inc.	468,574	6,747,466
#*	HC2 Holdings, Inc.	107,994	290,504
	Heartland Express, Inc.	289,637	5,673,989
	Heidrick & Struggles International, Inc.	195,286	4,382,218
	Helios Technologies, Inc.	64,979	2,311,303
*	Herc Holdings, Inc.	123,303	3,480,844
*	Heritage-Crystal Clean, Inc.	87,954	1,613,956
	Herman Miller, Inc.	100,764	2,271,221
#*	Hertz Global Holdings, Inc.	1,466,879	5,926,191
#*	Hill International, Inc.	135,131	304,045
	Hillenbrand, Inc.	123,119	2,579,343
	HNI Corp.	30,055	731,539
*	Houston Wire & Cable Co.	50,908	117,597
*	Hub Group, Inc., Class A	371,371	17,866,659
*	Hudson Global, Inc.	669	6,356
	Hurco Cos., Inc.	50,353	1,646,040
*	Huron Consulting Group, Inc.	215,439	12,073,202
*	Huttig Building Products, Inc.	2,945	3,387
	Hyster-Yale Materials Handling, Inc.	122,037	4,764,324
	ICF International, Inc.	140,159	10,307,293
*	IES Holdings, Inc.	6,302	124,464
*	InnerWorkings, Inc.	834,349	1,476,798
*	Innovative Solutions & Support, Inc.	9,704	41,630
	Insteel Industries, Inc.	174,970	3,074,223
	Interface, Inc.	250,697	2,316,440
	ITT, Inc.	112,662	5,939,541
*	JELD-WEN Holding, Inc.	335,114	4,255,948
*	JetBlue Airways Corp.	2,697,471	26,273,368
#	Kadant, Inc.	37,390	3,144,125
	Kaman Corp.	198,020	7,675,255
#	KAR Auction Services, Inc.	375,830	5,629,933
	Kelly Services, Inc., Class A	308,269	4,762,756
#	Kennametal, Inc.	408,078	10,450,878
	Kimball International, Inc., Class B	86,818	1,065,257
*	Kirby Corp.	360,506	19,258,231
#	Knight-Swift Transportation Holdings, Inc.	1,630,770	60,632,029
	Knoll, Inc.	104,561	1,219,181
	Korn Ferry	511,430	14,744,527
*	Lawson Products, Inc.	39,693	1,334,082
*	LB Foster Co., Class A	81,898	1,178,512
#*	Limbach Holdings, Inc.	114,369	355,688
*	LS Starrett Co. (The), Class A	3,180	10,069
	LSI Industries, Inc.	187,314	1,161,347
*	Lydall, Inc.	167,683	1,878,050

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Macquarie Infrastructure Corp.	700,820	$19,335,624
*	Manitex International, Inc.	35,855	143,420
*	Manitowoc Co., Inc. (The)	489,623	4,514,324
	ManpowerGroup, Inc.	249,355	18,512,115
	Marten Transport, Ltd.	315,642	7,076,694
*	Masonite International Corp.	137,629	8,131,121
#*	MasTec, Inc.	647,021	23,228,054
*	Mastech Digital, Inc.	4,018	62,882
	Matson, Inc.	339,444	10,264,787
	Matthews International Corp., Class A	258,786	6,195,337
#*	Maxar Technologies, Inc.	51,297	646,855
	McGrath RentCorp	195,192	10,647,724
#*	Mesa Air Group, Inc.	73,755	335,216
*	Middleby Corp. (The)	46,607	2,592,747
	Miller Industries, Inc.	83,627	2,540,588
*	Mistras Group, Inc.	236,324	1,122,539
	Mobile Mini, Inc.	360,486	10,299,085
	Moog, Inc., Class A	187,489	9,276,956
*	MRC Global, Inc.	385,754	2,067,641
	MSC Industrial Direct Co., Inc., Class A	246,817	14,720,166
	Mueller Industries, Inc.	234,823	6,081,916
	Mueller Water Products, Inc., Class A	148,856	1,412,643
*	MYR Group, Inc.	156,265	4,687,950
#	National Presto Industries, Inc.	40,160	3,265,410
	Nielsen Holdings P.L.C.	597,385	8,799,481
	NL Industries, Inc.	59,756	200,183
	NN, Inc.	413,895	1,427,938
*	Northwest Pipe Co.	135,062	3,284,708
*	NOW, Inc.	1,330,426	8,208,728
#*	NV5 Global, Inc.	56,880	2,659,140
	nVent Electric P.L.C.	334,116	6,231,263
*	Orion Group Holdings, Inc.	388,255	978,403
	Oshkosh Corp.	446,066	30,122,837
	Owens Corning	1,006,678	43,649,558
*	PAM Transportation Services, Inc.	26,820	1,023,988
	Park Aerospace Corp.	236,537	3,148,307
	Park-Ohio Holdings Corp.	114,568	2,100,031
	Patrick Industries, Inc.	120,601	4,971,173
	Patriot Transportation Holding, Inc.	5,926	52,860
*	Perma-Fix Environmental Services	15,435	92,610
*	Perma-Pipe International Holdings, Inc.	27,948	162,098
*	PGT Innovations, Inc.	188,188	1,945,864
*	PICO Holdings, Inc.	152,801	1,307,977
#	Pitney Bowes, Inc.	171,775	606,366
	Powell Industries, Inc.	156,645	3,974,084
	Preformed Line Products Co.	38,075	1,891,566
	Primoris Services Corp.	412,897	6,445,322
#	Quad/Graphics, Inc.	362,408	1,348,158
	Quanex Building Products Corp.	329,519	4,109,102
	Quanta Services, Inc.	802,999	29,197,044
*	Radiant Logistics, Inc.	415,796	1,779,607
*	RCM Technologies, Inc.	41,207	59,750
	Regal Beloit Corp.	357,161	25,362,003
*	Resideo Technologies, Inc.	317,438	1,628,457
	Resources Connection, Inc.	368,913	4,013,773
	REV Group, Inc.	107,218	570,400
	Rexnord Corp.	427,881	11,668,315
	Rush Enterprises, Inc., Class A	180,514	6,769,275
	Rush Enterprises, Inc., Class B	26,884	949,274

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	519,629	$18,394,867
*	Saia, Inc.	192,556	17,815,281
	Schneider National, Inc., Class B	376,461	8,248,261
#	Scorpio Bulkers, Inc.	56,956	1,459,782
*	Sensata Technologies Holding P.L.C.	465,676	16,941,293
*	SIFCO Industries, Inc.	16,504	40,248
	SkyWest, Inc.	512,935	15,875,338
	Snap-on, Inc.	171,891	22,395,678
*	SP Plus Corp.	180,589	3,808,622
	Spartan Motors, Inc.	345,860	4,873,167
	Spirit AeroSystems Holdings, Inc., Class A	61,456	1,361,865
#*	Spirit Airlines, Inc.	669,826	10,060,787
*	SPX FLOW, Inc.	177,546	5,782,673
	Standex International Corp.	23,467	1,169,595
	Steelcase, Inc., Class A	725,829	7,947,828
*	Sterling Construction Co., Inc.	239,923	2,370,439
#*	Team, Inc.	387,104	2,388,432
	Terex Corp.	500,158	7,597,400
#*	Textainer Group Holdings, Ltd.	208,455	1,830,235
	Textron, Inc.	5,867	154,654
*	Thermon Group Holdings, Inc.	285,744	4,366,168
	Timken Co. (The)	500,377	18,804,168
	Titan International, Inc.	953,592	1,344,565
*	Titan Machinery, Inc.	271,293	2,550,154
*	Transcat, Inc.	16,850	473,316
*	TriMas Corp.	92,319	2,200,885
#	Trinity Industries, Inc.	1,363,145	26,295,067
#	Triton International, Ltd.	791,416	24,518,068
	Triumph Group, Inc.	32,932	231,841
*	TrueBlue, Inc.	416,890	6,474,302
#*	Tutor Perini Corp.	493,326	3,453,282
#*	Twin Disc, Inc.	73,513	441,813
#*	U.S. Xpress Enterprises, Inc., Class A	43,413	189,281
	UFP Industries, Inc.	512,199	21,061,623
*	Ultralife Corp.	140,669	991,716
#	UniFirst Corp.	60,210	10,124,311
*	United Airlines Holdings, Inc.	58,630	1,734,275
*	United Rentals, Inc.	10,727	1,378,419
*	Univar Solutions, Inc.	375,737	5,455,701
	Universal Logistics Holdings, Inc.	24,116	335,936
#*	USA Truck, Inc.	121,639	605,762
	Valmont Industries, Inc.	25,595	3,000,758
*	Vectrus, Inc.	143,755	7,476,698
*	Veritiv Corp.	222,543	2,085,228
	Viad Corp.	158,282	3,794,020
*	Virco Manufacturing Corp.	19,199	45,694
*	Volt Information Sciences, Inc.	38,633	32,838
	VSE Corp.	78,697	1,512,556
#	Wabash National Corp.	748,070	6,134,174
	Werner Enterprises, Inc.	655,300	26,290,636
*	WESCO International, Inc.	512,846	13,267,326
#*	Willdan Group, Inc.	18,189	461,273
*	Willis Lease Finance Corp.	12,818	256,488
*	WillScot Corp.	112,237	1,307,561
#*	XPO Logistics, Inc.	544,449	36,336,526

TOTAL INDUSTRIALS			1,674,267,564

INFORMATION TECHNOLOGY — (11.1%)
*»	Actua Corp.	184,281	9,246

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ADDvantage Technologies Group, Inc.	11,887	$28,053
	ADTRAN, Inc.	646,065	6,641,548
*	Agilysys, Inc.	72,990	1,429,874
*	Alithya Group, Inc., Class A	57,456	103,995
	Alliance Data Systems Corp.	8,696	435,409
*	Alpha & Omega Semiconductor, Ltd.	208,091	2,503,335
*	Amkor Technology, Inc.	1,344,082	13,279,530
*	Amtech Systems, Inc.	63,653	315,719
*	Anixter International, Inc.	281,840	26,171,662
#*	Applied Optoelectronics, Inc.	77,600	831,872
*	Arlo Technologies, Inc.	773,769	2,120,127
*	Arrow Electronics, Inc.	860,619	54,150,147
	AstroNova, Inc.	50,349	353,953
#*	Asure Software, Inc.	34,796	214,343
#*	Avaya Holdings Corp.	102,282	1,016,683
*	Aviat Networks, Inc.	20,319	194,453
	Avnet, Inc.	1,079,631	32,410,523
*	Aware, Inc.	131,691	335,812
*	Axcelis Technologies, Inc.	298,367	6,969,853
*	AXT, Inc.	417,290	2,307,614
	Bel Fuse, Inc., Class A	3,065	21,792
	Bel Fuse, Inc., Class B	91,055	679,270
	Belden, Inc.	199,666	6,826,581
	Benchmark Electronics, Inc.	322,317	6,659,069
*	BK Technologies Corp.	8,250	23,265
	Brooks Automation, Inc.	390,644	15,035,888
*	BSQUARE Corp.	20,265	20,062
*	CACI International, Inc., Class A	133,579	33,413,451
*	CalAmp Corp.	199,471	1,340,445
*	Calix, Inc.	431,571	4,963,066
*	CEVA, Inc.	11,414	357,829
*	Cirrus Logic, Inc.	223,926	16,928,806
*	Clearfield, Inc.	46,263	602,807
*	ClearOne, Inc.	400	680
	Cohu, Inc.	448,822	7,419,028
#*	CommScope Holding Co., Inc.	366,020	4,029,880
	Communications Systems, Inc.	45,435	258,525
*	Computer Task Group, Inc.	134,082	563,144
	Comtech Telecommunications Corp.	224,833	4,161,659
*	Conduent, Inc.	886,188	2,233,194
	CSP, Inc.	5,024	52,702
	CTS Corp.	192,016	4,447,091
*	CyberOptics Corp.	77,004	1,970,532
	Daktronics, Inc.	467,603	2,113,566
*	Data I/O Corp.	88,301	254,307
*	Digi International, Inc.	193,642	2,197,837
*	Diodes, Inc.	430,279	21,896,898
*	DSP Group, Inc.	127,305	2,196,011
	DXC Technology Co.	121,399	2,200,964
#	Ebix, Inc.	6,100	127,673
*	EchoStar Corp., Class A	418,316	13,197,870
*	EMCORE Corp.	218,211	595,716
*	ePlus, Inc.	92,204	6,523,433
*	Fabrinet	448,250	28,127,687
*	FARO Technologies, Inc.	105,883	5,811,918
#*	Finjan Holdings, Inc.	89,027	109,503
#*	First Solar, Inc.	132,311	5,823,007
*	Fitbit, Inc., Class A	297,411	1,989,680
*	Flex, Ltd.	1,890,014	18,446,537

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	545,274	$12,704,884
*	Frequency Electronics, Inc.	38,791	389,850
*	GSE Systems, Inc.	70,034	73,536
*	GSI Technology, Inc.	128,546	993,661
#*	Harmonic, Inc.	944,723	5,479,393
*	Ichor Holdings, Ltd.	284,024	7,072,198
#*	IEC Electronics Corp.	12,532	91,358
#*	II-VI, Inc.	154,374	5,313,553
#*	Infinera Corp.	2,053,293	12,658,551
#*	Insight Enterprises, Inc.	228,044	12,380,509
	InterDigital, Inc.	84,811	4,899,531
*	inTEST Corp.	160,960	566,579
*	Intevac, Inc.	45,592	250,756
	Jabil, Inc.	1,183,381	33,655,356
	KBR, Inc.	953,452	19,316,938
	KEMET Corp.	176,657	4,771,506
*	Key Tronic Corp.	63,990	296,274
*	Kimball Electronics, Inc.	168,709	2,280,946
*	Knowles Corp.	681,359	10,595,132
	Kulicke & Soffa Industries, Inc.	462,183	11,078,527
*	KVH Industries, Inc.	130,284	1,209,036
*	Lantronix, Inc.	26,939	85,127
*	Limelight Networks, Inc.	207,765	1,053,369
	LogMeIn, Inc.	159,140	13,600,104
*	Luna Innovations, Inc.	61,189	466,872
	ManTech International Corp., Class A	222,184	16,566,039
	Methode Electronics, Inc.	275,218	8,262,044
	MKS Instruments, Inc.	162,866	16,324,059
	MTS Systems Corp.	58,994	1,254,802
*	NeoPhotonics Corp.	432,252	4,158,264
*	NETGEAR, Inc.	355,448	8,523,643
*	Netscout Systems, Inc.	665,171	17,613,728
*	NetSol Technologies, Inc.	2,106	4,781
	Network-1 Technologies, Inc.	99,089	222,950
#*	ON Semiconductor Corp.	1,152,248	18,487,819
*	OneSpan, Inc.	171,485	2,880,948
*	Onto Innovation Inc.	370,281	12,019,321
*	Optical Cable Corp.	55,866	148,045
*	OSI Systems, Inc.	130,761	9,464,481
	PC Connection, Inc.	136,725	6,282,514
	PC-Tel, Inc.	41,748	285,139
*	PDF Solutions, Inc.	109,418	1,747,405
*	Perceptron, Inc.	48,702	136,853
*	Perficient, Inc.	330,417	11,508,424
	Perspecta, Inc.	257,524	5,554,793
*	Photronics, Inc.	691,569	8,264,250
#	Plantronics, Inc.	21,976	310,301
*	Plexus Corp.	307,503	19,277,363
*	PRGX Global, Inc.	34,537	138,493
#*	Qumu Corp.	8,165	20,739
*	Rambus, Inc.	729,305	9,138,192
*	RealNetworks, Inc.	44,435	33,380
	RF Industries, Ltd.	61,255	341,190
*	Ribbon Communications, Inc.	396,281	1,444,444
	Richardson Electronics, Ltd.	74,071	296,284
*	Rogers Corp.	144,907	16,090,473
#*	Rubicon Technology, Inc.	262	2,146
*	Sanmina Corp.	579,095	16,058,304
*	ScanSource, Inc.	195,666	5,071,663

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Seachange International, Inc.	85,038	$252,563
*	SecureWorks Corp., Class A	2,184	24,854
*	Sigmatron International, Inc.	2,700	8,505
#*	SMART Global Holdings, Inc.	8,425	213,068
*	SMTC Corp.	14,147	43,997
*	Steel Connect, Inc.	7,832	6,031
#*	Stratasys, Ltd.	309,319	5,474,946
#*	Super Micro Computer, Inc.	387,192	8,866,697
*	Sykes Enterprises, Inc.	424,128	12,142,785
#*	Synaptics, Inc.	271,012	17,721,475
	SYNNEX Corp.	365,094	31,967,631
*	Tech Data Corp.	455,346	64,039,861
#	TESSCO Technologies, Inc.	58,280	359,005
	TiVo Corp.	1,002,844	7,049,993
*	Trio-Tech International	3,288	8,910
#*	TTM Technologies, Inc.	880,589	10,206,027
#*	Ultra Clean Holdings, Inc.	598,657	11,009,302
*	Veeco Instruments, Inc.	462,340	5,053,376
*	Verint Systems, Inc.	39,067	1,669,724
	Vishay Intertechnology, Inc.	1,018,098	16,890,246
*	Vishay Precision Group, Inc.	97,344	2,250,593
	Wayside Technology Group, Inc.	18,888	292,764
*	Wireless Telecom Group, Inc.	23,991	23,749
*	Xerox Holdings Corp.	1,083,724	19,821,312
	Xperi Corp.	326,628	4,990,876

TOTAL INFORMATION TECHNOLOGY			975,050,234

MATERIALS — (7.2%)
*	AdvanSix, Inc.	128,564	1,565,910
#*	AgroFresh Solutions, Inc.	179,478	360,751
#	Albemarle Corp.	5,085	312,372
*	Alcoa Corp.	1,583,453	12,905,142
#*	Allegheny Technologies, Inc.	729,635	5,479,559
	American Vanguard Corp.	288,759	3,629,701
*	Ampco-Pittsburgh Corp.	2,668	9,978
	Ashland Global Holdings, Inc.	403,972	24,921,033
*	Berry Global Group, Inc.	96,181	3,827,042
	Boise Cascade Co.	348,382	10,893,905
	Cabot Corp.	209,806	7,110,325
	Carpenter Technology Corp.	440,410	9,763,890
#*	Century Aluminum Co.	1,217,557	5,296,373
	CF Industries Holdings, Inc.	807,671	22,210,952
	Chemours Co. (The)	83,540	979,924
*	Clearwater Paper Corp.	163,494	3,914,046
*	Coeur Mining, Inc.	2,164,449	9,112,330
	Commercial Metals Co.	1,250,570	19,934,086
*	Core Molding Technologies, Inc.	41,394	104,313
	Domtar Corp.	543,756	12,702,140
	Eastman Chemical Co.	68,901	4,169,200
*	Element Solutions, Inc.	2,139,742	21,932,356
*	Ferro Corp.	146,209	1,457,704
*	Ferroglobe P.L.C.	990,819	510,371
	Flexible Solutions International, Inc.	23,298	37,277
#*	Flotek Industries, Inc.	236,703	212,417
	Friedman Industries, Inc.	61,222	260,806
	FutureFuel Corp.	331,299	3,438,884
*	GCP Applied Technologies, Inc.	70,901	1,213,825
#	Gold Resource Corp.	268,145	1,107,439
	Graphic Packaging Holding Co.	1,225,973	16,366,740

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class A	200,529	$6,795,928
	Greif, Inc., Class B	32,185	1,279,354
	Hawkins, Inc.	82,994	3,106,465
	Haynes International, Inc.	182,219	4,027,040
#	HB Fuller Co.	433,013	15,930,548
	Hecla Mining Co.	4,630,597	12,178,470
	Huntsman Corp.	1,809,765	30,422,150
	Innospec, Inc.	256,946	18,633,724
*	Intrepid Potash, Inc.	1,074,853	1,035,191
	Kaiser Aluminum Corp.	90,908	6,566,285
*	Koppers Holdings, Inc.	3,710	58,470
*	Kraton Corp.	319,314	4,984,492
#	Kronos Worldwide, Inc.	176,289	1,672,983
#*	Livent Corp.	297,236	1,842,863
	Louisiana-Pacific Corp.	688,914	13,778,280
#*	LSB Industries, Inc.	153,438	305,342
	Materion Corp.	158,011	8,175,489
#*	McEwen Mining, Inc.	61,134	58,866
	Mercer International, Inc.	592,730	5,974,718
	Minerals Technologies, Inc.	324,445	14,288,558
	Mosaic Co. (The)	1,801,044	20,730,016
	Myers Industries, Inc.	5,922	73,196
	Neenah, Inc.	34,290	1,675,409
#	Nexa Resources SA	59,531	249,435
	Northern Technologies International Corp.	27,508	223,915
	O-I Glass, Inc.	126,749	1,044,412
	Olin Corp.	1,459,389	19,482,843
	Olympic Steel, Inc.	104,361	985,168
	PH Glatfelter Co.	385,074	5,622,080
	PolyOne Corp.	53,104	1,236,792
*	PQ Group Holdings, Inc.	122,717	1,438,243
#*	Ramaco Resources, Inc.	1,595	3,764
	Rayonier Advanced Materials, Inc.	746,672	1,329,076
	Reliance Steel & Aluminum Co.	666,800	59,731,944
*	Resolute Forest Products, Inc.	704,562	1,697,994
*	Ryerson Holding Corp.	39,026	180,300
	Schnitzer Steel Industries, Inc., Class A	337,372	5,249,508
	Schweitzer-Mauduit International, Inc.	244,685	7,883,751
	Sensient Technologies Corp.	33,008	1,577,452
	Sonoco Products Co.	173,247	8,461,383
	Steel Dynamics, Inc.	1,402,028	34,027,220
	Stepan Co.	179,077	17,083,946
*	Summit Materials, Inc., Class A	906,640	13,699,330
	SunCoke Energy, Inc.	738,155	2,325,188
#*	Synalloy Corp.	54,620	482,841
#	Tecnoglass, Inc.	5,518	22,293
#*	TimkenSteel Corp.	712,867	1,853,454
*	Trecora Resources	162,651	959,641
	Tredegar Corp.	152,163	2,507,646
	Trinseo SA	196,461	4,017,627
*	Tronox Holdings P.L.C., Class A	446,278	3,043,616
*	UFP Technologies, Inc.	29,025	1,248,075
	United States Lime & Minerals, Inc.	33,578	2,689,598
#	United States Steel Corp.	1,731,243	13,295,946
*	Universal Stainless & Alloy Products, Inc.	81,001	605,077
#*	US Concrete, Inc.	157,944	3,029,366
#*	Venator Materials P.L.C.	242,400	307,848
*	Verso Corp., Class A	394,922	5,485,467
	Warrior Met Coal, Inc.	86,864	1,090,143

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Westlake Chemical Corp.	534,656	$23,230,803
	WestRock Co.	36,376	1,170,943
	Worthington Industries, Inc.	206,314	5,454,942

TOTAL MATERIALS			633,363,698

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	5,898	49,248
	Consolidated-Tomoka Land Co.	43,691	1,836,333
#*	Cushman & Wakefield PLC	165,860	2,018,516
#*	Forestar Group, Inc.	55,179	727,811
*	FRP Holdings, Inc.	39,503	1,717,985
	Griffin Industrial Realty, Inc.	12,367	475,140
*	Howard Hughes Corp. (The)	63,066	3,415,655
	Jones Lang LaSalle, Inc.	39,945	4,217,393
*	Marcus & Millichap, Inc.	35,186	1,022,153
	Newmark Group, Inc., Class A	47,091	182,713
*	Rafael Holdings, Inc., Class B	122,533	1,728,941
	RE/MAX Holdings, Inc., Class A	136,460	3,587,533
	Realogy Holdings Corp.	565,876	2,455,902
#*	St Joe Co. (The)	18,123	331,651
*	Stratus Properties, Inc.	4,540	76,136
*	Tejon Ranch Co.	284,312	3,895,074
#*	Trinity Place Holdings, Inc.	27,774	41,106

TOTAL REAL ESTATE			27,779,290

UTILITIES — (0.2%)
#	Genie Energy, Ltd., Class B	145,901	1,149,700
	Ormat Technologies, Inc.	157,323	9,818,528
	TerraForm Power, Inc., Class A	168,425	2,917,121

TOTAL UTILITIES			13,885,349

TOTAL COMMON STOCKS			8,237,211,922

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	18,960	474,000

RIGHTS/WARRANTS — (0.0%)

HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrant 08/02/2023	366,741	0

TOTAL INVESTMENT SECURITIES (Cost $9,604,611,031)			8,237,685,922

TEMPORARY CASH INVESTMENTS — (2.0%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	175,544,692	175,544,692

SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	32,739,343	378,826,943

TOTAL INVESTMENTS — (100.0%) (Cost $10,158,918,140)			$8,792,057,557

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,071	06/19/20	$131,221,546	$155,423,520	$24,201,974

Total Futures Contracts			$131,221,546	$155,423,520	$24,201,974

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$245,312,766	—	—	$245,312,766
Consumer Discretionary	1,142,952,590	$61,811	—	1,143,014,401
Consumer Staples	386,943,607	—	—	386,943,607
Energy	560,582,325	—	—	560,582,325
Financials	2,139,612,425	203,373	—	2,139,815,798
Health Care	436,456,312	740,578	—	437,196,890
Industrials	1,674,267,564	—	—	1,674,267,564
Information Technology	975,040,988	9,246	—	975,050,234
Materials	633,363,698	—	—	633,363,698
Real Estate	27,779,290	—	—	27,779,290
Utilities	13,885,349	—	—	13,885,349
Preferred Stocks
Communication Services	474,000	—	—	474,000
Temporary Cash Investments	175,544,692	—	—	175,544,692
Securities Lending Collateral	—	378,826,943	—	378,826,943
Futures Contracts**	24,201,974	—	—	24,201,974

TOTAL	$8,436,417,580	$379,841,951	—	$8,816,259,531

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (3.2%)
	A.H. Belo Corp., Class A	142,107	$220,266
	Alaska Communications Systems Group, Inc.	6,708	13,416
	ATN International, Inc.	421,536	26,185,816
*	Ballantyne Strong, Inc.	209,547	324,798
	Beasley Broadcast Group, Inc., Class A	148,470	368,206
#*	Cars.com, Inc.	1,354,169	7,014,595
#	Cinemark Holdings, Inc.	214,464	3,062,546
#	Consolidated Communications Holdings, Inc.	1,583,033	9,925,617
#*	Cumulus Media, Inc., Class A	56,039	248,253
*	DHI Group, Inc.	468,296	1,301,863
	Emerald Holding, Inc.	209,223	477,029
*	Emmis Communications Corp., Class A	19,841	28,571
	Entravision Communications Corp., Class A	763,818	1,115,174
#	EW Scripps Co. (The), Class A	1,724,531	13,916,965
*	Fluent, Inc.	34,982	70,314
#	Gannett Co., Inc.	2,901,069	3,278,208
*	Gray Television, Inc.	2,558,113	29,699,692
*	Gray Television, Inc., Class A	19,881	258,552
*	Harte-Hanks, Inc.	23,784	48,995
#*	IMAX Corp.	227,094	2,611,581
*	Iridium Communications, Inc.	2,057,441	46,302,710
	John Wiley & Sons, Inc., Class A	6,379	239,532
#*	Liberty Latin America, Ltd., Class A	720,260	7,706,782
#*	Liberty Latin America, Ltd., Class C	1,547,551	16,001,677
#*	Lions Gate Entertainment Corp., Class A	501,161	3,578,290
*	Lions Gate Entertainment Corp., Class B	334,212	2,232,536
	Marcus Corp. (The)	534,698	7,774,509
*	Mediaco Holding, Inc., Class A	2,509	9,283
#*	Meet Group, Inc. (The)	778,999	4,806,424
#	Meredith Corp.	591,188	8,767,318
#	Nexstar Media Group, Inc., Class A	29,255	2,049,020
*	ORBCOMM, Inc.	311,752	823,025
#*	Reading International, Inc., Class A	121,397	517,758
	Saga Communications, Inc., Class A	161,777	4,549,169
#	Salem Media Group, Inc.	91,942	79,355
	Scholastic Corp.	1,248,282	36,287,558
	Sinclair Broadcast Group, Inc., Class A	58,942	1,040,326
	Spok Holdings, Inc.	410,555	4,212,294
	Telephone and Data Systems, Inc.	3,362,934	65,980,765
	Townsquare Media, Inc., Class A	7,408	36,299
#	Tribune Publishing Co.	207,571	1,778,884
*	United States Cellular Corp.	741,285	23,595,102
*	Urban One, Inc.	5,097	4,322

TOTAL COMMUNICATION SERVICES			338,543,395

CONSUMER DISCRETIONARY — (13.4%)
	Aaron’s, Inc.	1,459,256	46,564,859
#	Abercrombie & Fitch Co., Class A	1,326,907	14,038,676
	Acushnet Holdings Corp.	224,349	6,147,163
#*	Adient P.L.C.	12,421	186,067
*	Adtalem Global Education, Inc.	1,812,633	57,587,350
	AMCON Distributing Co.	3,858	251,966
#*	American Axle & Manufacturing Holdings, Inc.	2,343,736	10,124,940

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	American Eagle Outfitters, Inc.	2,005,869	$15,946,659
*	American Outdoor Brands Corp.	1,342,423	12,706,034
*	American Public Education, Inc.	355,821	9,169,507
#*	At Home Group, Inc.	714,416	1,678,878
*	AutoNation, Inc.	1,768,834	65,871,378
#*	Barnes & Noble Education, Inc.	969,528	1,735,455
	Bassett Furniture Industries, Inc.	205,931	1,408,568
	BBX Capital Corp.	965,950	2,047,814
	Big Lots, Inc.	429,256	10,066,053
#*	Biglari Holdings, Inc., Class A	904	320,920
#	BJ’s Restaurants, Inc.	102,460	2,239,776
*	Boot Barn Holdings, Inc.	63,246	1,167,521
#*	Build-A-Bear Workshop, Inc.	130,368	331,135
	Caleres, Inc.	901,962	7,314,912
	Callaway Golf Co.	665,627	9,531,779
	Canterbury Park Holding Corp.	15,171	151,407
*	Capri Holdings, Ltd.	365,882	5,579,700
	Carriage Services, Inc.	281,625	4,230,007
#*	Carrols Restaurant Group, Inc.	220,380	804,387
	Cato Corp. (The), Class A	632,906	7,126,522
*	Century Casinos, Inc.	23,794	107,906
*	Century Communities, Inc.	1,103,388	23,634,571
#	Cheesecake Factory, Inc. (The)	189,078	4,214,549
	Chico’s FAS, Inc.	1,165,220	1,747,830
#*	Chuy’s Holdings, Inc.	31,189	522,728
	Citi Trends, Inc.	300,995	3,419,303
#*	Conn’s, Inc.	734,321	4,964,010
#*	Container Store Group, Inc. (The)	366,430	769,503
	Cooper Tire & Rubber Co.	1,065,990	22,588,328
*	Cooper-Standard Holdings, Inc.	377,391	4,849,474
	Core-Mark Holding Co., Inc.	152,596	4,385,609
#	Crown Crafts, Inc.	139,687	694,244
	Culp, Inc.	68,507	487,085
	Dana, Inc.	1,295,461	14,897,801
*	Del Taco Restaurants, Inc.	179,651	1,056,348
*	Delta Apparel, Inc.	193,192	2,488,313
#	Designer Brands, Inc., Class A	1,284,293	8,155,261
#	Dick’s Sporting Goods, Inc.	1,057,640	31,084,040
#	Dillard’s, Inc., Class A	441,605	13,018,515
	Dover Motorsports, Inc.	312,235	414,273
#*	El Pollo Loco Holdings, Inc.	238,213	2,913,345
*	Emerson Radio Corp.	35,879	26,909
	Escalade, Inc.	40,097	342,829
#	Ethan Allen Interiors, Inc.	394,069	4,456,920
#*	Express, Inc.	729,167	1,509,376
	Extended Stay America, Inc.	938,376	10,200,147
*	Flanigan’s Enterprises, Inc.	4,740	66,360
	Flexsteel Industries, Inc.	130,240	1,250,304
#	Foot Locker, Inc.	926,984	23,758,600
#*	Fossil Group, Inc.	1,260,087	4,989,945
*	Full House Resorts, Inc.	115,822	178,366
#	GameStop Corp., Class A	1,121,503	6,426,212
#	Gap, Inc. (The)	613,672	4,983,017
#*	Genesco, Inc.	188,307	3,564,652
#*	G-III Apparel Group, Ltd.	1,343,054	15,216,802
	Goodyear Tire & Rubber Co. (The)	4,238,191	30,387,829
	Graham Holdings Co., Class B	128,210	50,003,182
*	Green Brick Partners, Inc.	582,628	5,191,215
#	Group 1 Automotive, Inc.	482,077	27,280,737

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Guess?, Inc.	1,363,092	$12,744,910
#	Harley-Davidson, Inc.	64,526	1,408,603
#	Haverty Furniture Cos., Inc.	456,835	6,180,978
#	Haverty Furniture Cos., Inc., Class A	5,701	75,054
#*	Hibbett Sports, Inc.	142,846	2,204,114
#	Hooker Furniture Corp.	292,505	4,384,650
*	Houghton Mifflin Harcourt Co.	1,497,485	2,395,976
*	Hudson, Ltd., Class A	31,371	153,718
#	International Game Technology P.L.C.	39,828	300,303
*	J Alexander’s Holdings, Inc.	258,698	1,368,512
#*	J. Jill, Inc.	131,110	59,707
	Johnson Outdoors, Inc., Class A	144,901	9,905,432
*	K12, Inc.	1,025,663	23,292,807
	KB Home	378,883	9,941,890
	Kohl’s Corp.	369,906	6,828,465
#*	Lakeland Industries, Inc.	145,170	1,977,215
#*	Lands’ End, Inc.	142,568	1,213,254
*	Laureate Education, Inc., Class A	1,426,524	13,509,182
	La-Z-Boy, Inc.	179,918	4,219,077
*	LGI Homes, Inc.	65,913	3,993,010
#	Lifetime Brands, Inc.	445,755	2,540,803
#	Lithia Motors, Inc., Class A	232,429	25,697,350
*	M/I Homes, Inc.	692,910	17,641,489
#	Macy’s, Inc.	1,652,392	9,683,017
*	MarineMax, Inc.	433,657	6,248,997
	Marriott Vacations Worldwide Corp.	473,161	39,272,363
*	MasterCraft Boat Holdings, Inc.	19,701	205,875
	MDC Holdings, Inc.	2,066,391	60,441,937
»	Media General, Inc.	1,124,811	53,318
*	Meritage Homes Corp.	1,426,415	74,972,372
*	Modine Manufacturing Co.	1,552,263	7,186,978
#*	Motorcar Parts of America, Inc.	363,334	5,170,243
#	Movado Group, Inc.	500,074	5,155,763
*	Nautilus, Inc.	171,784	1,114,878
*	New Home Co., Inc. (The)	109,870	250,504
	Nobility Homes, Inc.	1,505	31,605
#*	Norwegian Cruise Line Holdings, Ltd.	33,015	541,446
	Office Depot, Inc.	18,509,582	41,091,272
#	Oxford Industries, Inc.	19,901	834,250
	P&F Industries, Inc., Class A	17,337	79,750
#	Penske Automotive Group, Inc.	1,199,131	43,144,733
*	Playa Hotels & Resorts NV	901,974	2,227,876
#*	Potbelly Corp.	253,473	874,482
	PVH Corp.	257,592	12,681,254
*	QEP Co., Inc.	39,149	372,698
*	Qurate Retail, Inc.	3,510,293	28,275,410
#	RCI Hospitality Holdings, Inc.	89,452	1,120,834
#*	Red Lion Hotels Corp.	553,441	891,040
#*	Red Robin Gourmet Burgers, Inc.	232,047	3,394,848
#*	Regis Corp.	320,646	3,982,423
	Rocky Brands, Inc.	206,573	4,430,991
*	Select Interior Concepts, Inc., Class A	17,405	55,696
*	Shiloh Industries, Inc.	428,562	475,704
#	Shoe Carnival, Inc.	342,529	8,090,535
#	Sonic Automotive, Inc., Class A	441,338	9,457,873
#*	Stamps.com, Inc.	25,589	4,049,971
	Standard Motor Products, Inc.	84,863	3,453,075
	Strattec Security Corp.	94,305	1,537,172
	Superior Group of Cos, Inc.	230,000	2,005,600

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Industries International, Inc.	188,910	$266,363
	Tapestry, Inc.	1,038,002	15,445,470
*	Taylor Morrison Home Corp.	4,505,875	65,560,481
#	Tenneco, Inc., Class A	174,172	903,953
#	Thor Industries, Inc.	196,461	13,005,718
	Tilly’s, Inc., Class A	612,673	3,608,644
*	TopBuild Corp.	499,555	46,553,530
*	TravelCenters of America, Inc.	153,155	1,686,237
*	TRI Pointe Group, Inc.	4,106,268	47,139,957
#*	Tuesday Morning Corp.	534,931	387,825
*	Unifi, Inc.	358,907	3,714,687
*	Universal Electronics, Inc.	94,274	3,891,631
*	Urban Outfitters, Inc.	1,581,979	27,431,516
*	Vera Bradley, Inc.	975,024	5,372,382
*	Vista Outdoor, Inc.	578,478	5,854,197
*	VOXX International Corp.	135,480	642,175
	Weyco Group, Inc.	97,538	1,856,148
	Winnebago Industries, Inc.	200,671	8,903,772
#*	ZAGG, Inc.	406,593	1,341,757
*	Zovio, Inc.	332,051	604,333
*	Zumiez, Inc.	705,884	14,922,388

TOTAL CONSUMER DISCRETIONARY			1,434,562,317

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	1,552	45,489
	Andersons, Inc. (The)	714,496	12,124,997
*	Bridgford Foods Corp.	13,470	245,423
#*	Central Garden & Pet Co.	167,841	5,528,683
*	Central Garden & Pet Co., Class A	595,315	18,103,529
#*	Chefs’ Warehouse, Inc. (The)	54,476	767,022
*	Coffee Holding Co., Inc.	5,778	16,698
	Coty, Inc., Class A	441,365	2,405,439
*	Darling Ingredients, Inc.	4,150,444	85,457,642
*	Dean Foods Co.	1,576,349	124,532
*	Edgewell Personal Care Co.	345,093	9,528,018
#*	Farmer Bros Co.	50,153	463,414
#	Fresh Del Monte Produce, Inc.	1,770,979	50,490,611
*	Hostess Brands, Inc.	2,748,504	33,037,018
#	Ingles Markets, Inc., Class A	302,394	12,346,747
#*	Landec Corp.	728,852	8,126,700
	Mannatech, Inc.	15,194	163,336
*	Natural Alternatives International, Inc.	175,612	1,211,723
#	Natural Grocers by Vitamin Cottage, Inc.	291,961	3,290,400
*	Nature’s Sunshine Products, Inc.	2,660	23,408
	Nu Skin Enterprises, Inc., Class A	182,216	5,322,529
#	Ocean Bio-Chem, Inc.	4,063	29,416
	Oil-Dri Corp. of America	81,602	3,051,099
*	Performance Food Group Co.	18,430	540,920
	Sanderson Farms, Inc.	21,222	2,889,163
	Seaboard Corp.	16,696	50,273,326
*	Seneca Foods Corp., Class A	195,294	7,026,678
*	Seneca Foods Corp., Class B	24,020	913,000
	SpartanNash Co.	906,197	15,541,279
	Spectrum Brands Holdings, Inc.	495,864	21,351,904
*	TreeHouse Foods, Inc.	429,498	22,217,932
#*	United Natural Foods, Inc.	973,937	10,362,690
	Universal Corp.	809,152	39,138,682
*	US Foods Holding Corp.	347,563	7,472,604
#	Village Super Market, Inc., Class A	234,657	5,638,808

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Weis Markets, Inc.	690,189	$34,530,156

TOTAL CONSUMER STAPLES			469,801,015

ENERGY — (7.0%)
	Adams Resources & Energy, Inc.	115,900	3,237,666
#*	Antero Resources Corp.	672,521	2,004,113
#	Apache Corp.	938,438	12,274,769
#*	Apergy Corp.	203,439	1,873,673
#	Arch Coal, Inc., Class A	159,881	4,666,926
	Archrock, Inc.	3,674,132	17,672,575
	Ardmore Shipping Corp.	594,569	3,912,264
	Berry Corp.	428,668	1,470,331
#*	Bonanza Creek Energy, Inc.	592,926	10,352,488
	Cimarex Energy Co.	586,062	14,897,696
*	Clean Energy Fuels Corp.	1,899,742	4,093,944
*	CNX Resources Corp.	4,967,456	52,655,034
#*	CONSOL Energy, Inc.	407,818	3,095,339
#	Continental Resources, Inc.	213,416	3,497,888
	CVR Energy, Inc.	145,013	3,458,560
#*	Dawson Geophysical Co.	182,165	231,350
#	Delek US Holdings, Inc.	1,840,485	42,975,325
	Devon Energy Corp.	861,530	10,743,279
#	DHT Holdings, Inc.	2,298,623	16,688,003
*	Dorian LPG, Ltd.	1,468,336	13,934,509
*	Dril-Quip, Inc.	172,682	5,720,955
#*	Earthstone Energy, Inc., Class A	118,720	274,243
#	EQT Corp.	3,621,516	52,837,918
*	Era Group, Inc.	323,537	1,656,509
*	Exterran Corp.	1,080,494	7,347,359
#*	Extraction Oil & Gas, Inc.	2,701,432	1,430,678
#	GasLog, Ltd.	867,250	4,006,695
*	Geospace Technologies Corp.	29,324	182,102
#	Green Plains, Inc.	718,052	4,214,965
*	Gulf Island Fabrication, Inc.	20,825	62,892
#*	Gulfport Energy Corp.	224,287	573,053
#	Hallador Energy Co.	217,786	165,888
#*	Helix Energy Solutions Group, Inc.	2,218,749	5,635,622
#	Helmerich & Payne, Inc.	823,052	16,271,738
#*	HighPoint Resources Corp.	2,554,976	847,230
	HollyFrontier Corp.	235,927	7,795,028
	International Seaways, Inc.	187,964	4,548,729
#*	KLX Energy Services Holdings, Inc.	35,213	45,777
#*	Laredo Petroleum, Inc.	612,765	667,914
#	Liberty Oilfield Services, Inc., Class A	109,375	516,250
#*	Lonestar Resources US, Inc., Class A	259,177	196,067
#	Marathon Oil Corp.	1,670,529	10,223,637
#*	Matador Resources Co.	2,430,540	17,111,002
*	Matrix Service Co.	354,250	3,698,370
*	Mitcham Industries, Inc.	54,260	52,090
#*	Montage Resources Corp.	70,225	479,637
#	Murphy Oil Corp.	2,359,327	27,981,618
#	Nabors Industries, Ltd.	61,899	911,762
	NACCO Industries, Inc., Class A	150,789	5,300,233
*	Natural Gas Services Group, Inc.	358,010	2,273,363
#*	NCS Multistage Holdings, Inc.	161,579	108,258
*	Newpark Resources, Inc.	1,102,405	1,686,680
*	NexTier Oilfield Solutions, Inc.	893,553	2,073,043
#*	Noble Corp. P.L.C.	482,934	124,597
	Noble Energy, Inc.	436,147	4,278,602

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	516,684	$2,655,756
*	Oil States International, Inc.	602,592	2,072,916
*	Overseas Shipholding Group, Inc., Class A	1,509,350	3,773,375
*	Par Pacific Holdings, Inc.	289,111	2,810,159
	Parsley Energy, Inc., Class A	296,792	2,804,684
	Patterson-UTI Energy, Inc.	5,466,442	20,171,171
#	PBF Energy, Inc., Class A	2,655,900	30,277,260
#*	PDC Energy, Inc.	3,084,143	40,063,018
#	Peabody Energy Corp.	1,870,849	6,342,178
#*	Penn Virginia Corp.	136,668	859,642
*	ProPetro Holding Corp.	815,053	3,455,825
	QEP Resources, Inc.	3,387,671	3,340,244
#	Range Resources Corp.	3,571,088	20,819,443
#*	Renewable Energy Group, Inc.	456,060	11,314,849
*	REX American Resources Corp.	175,870	10,460,748
#*	Ring Energy, Inc.	754,026	679,604
#	RPC, Inc.	481,110	1,640,585
*	SandRidge Energy, Inc.	272,224	541,726
#	Scorpio Tankers, Inc.	299,598	6,558,200
*	SEACOR Holdings, Inc.	549,706	15,534,692
*	SEACOR Marine Holdings, Inc.	228,497	715,196
*	Select Energy Services, Inc., Class A	946,070	4,541,136
#	SFL Corp., Ltd.	1,737,896	19,620,846
#*	SilverBow Resources, Inc.	117,479	635,561
#	SM Energy Co.	395,387	1,601,317
#	Solaris Oilfield Infrastructure, Inc., Class A	53,378	365,106
#*	Southwestern Energy Co.	10,678,128	34,490,353
#*	Talos Energy, Inc.	385,644	4,392,485
	Targa Resources Corp.	173,641	2,250,387
	TechnipFMC P.L.C.	145,039	1,292,297
#*	Teekay Corp.	7,063	26,274
#*	Teekay Tankers, Ltd., Class A	396,800	8,059,008
*	TETRA Technologies, Inc.	647,860	315,054
	World Fuel Services Corp.	2,346,287	58,657,175
#*	WPX Energy, Inc.	2,192,406	13,439,449

TOTAL ENERGY			751,613,955

FINANCIALS — (27.6%)
	1st Constitution Bancorp	47,125	598,488
	1st Source Corp.	476,582	16,551,693
	Affiliated Managers Group, Inc.	49,496	3,462,740
#	Allegiance Bancshares, Inc.	123,957	3,108,842
*	Ambac Financial Group, Inc.	708,075	12,178,890
	American Equity Investment Life Holding Co.	3,332,829	70,056,066
	American National Insurance Co.	208,883	16,815,081
	American River Bankshares	146,710	1,380,541
	Ameris Bancorp	10,971	278,993
#	AmeriServ Financial, Inc.	328,767	1,048,767
	Argo Group International Holdings, Ltd.	928,920	32,846,611
	Associated Banc-Corp.	4,921,815	69,594,464
	Assured Guaranty, Ltd.	511,947	15,220,184
*	Asta Funding, Inc.	27,927	323,674
*	Athene Holding, Ltd., Class A	67,474	1,821,798
	Atlantic American Corp.	238,675	427,228
*	Atlantic Capital Bancshares, Inc.	25,702	322,560
	Atlantic Union Bankshares Corp.	1,434,896	34,250,968
#*	Atlanticus Holdings Corp.	154,213	2,482,829
	Banc of California, Inc.	1,027,609	10,707,686
*	Bancorp, Inc. (The)	250,187	1,743,803

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BancorpSouth Bank	138,043	$3,021,761
	Bank of Commerce Holdings	140,132	1,077,615
	Bank OZK	2,502,492	56,606,369
	BankFinancial Corp.	437,283	3,616,330
	BankUnited, Inc.	1,395,004	27,635,029
	Bankwell Financial Group, Inc.	8,745	133,361
	Banner Corp.	583,668	22,430,361
	Bar Harbor Bankshares	105,939	1,947,159
*	Baycom Corp.	29,174	359,715
	BCB Bancorp, Inc.	176,575	1,786,939
*	Berkshire Bancorp, Inc.	3,042	26,618
	Berkshire Hills Bancorp, Inc.	1,438,350	24,509,484
*	Blucora, Inc.	1,168,611	16,442,357
*	BNCCORP, Inc.	23,140	491,725
#	BOK Financial Corp.	182,656	9,459,754
	Boston Private Financial Holdings, Inc.	655,816	4,984,202
	Bridge Bancorp, Inc.	23,503	486,277
*	Brighthouse Financial, Inc.	74,323	1,910,844
	Brookline Bancorp, Inc.	1,149,747	11,738,917
	Bryn Mawr Bank Corp.	17,464	508,464
	Byline Bancorp, Inc.	95,473	1,176,227
	C&F Financial Corp.	49,247	1,751,223
	Cadence BanCorp	1,853,987	12,273,394
	California First National Bancorp	97,589	1,420,896
*	Cannae Holdings, Inc.	611,937	19,306,612
#	Capital City Bank Group, Inc.	137,301	3,026,114
	Capitol Federal Financial, Inc.	1,566,689	18,784,601
	Capstar Financial Holdings, Inc.	23,144	264,073
	Cathay General Bancorp	460,032	12,844,093
	CBTX, Inc.	7,050	127,323
#	CCUR Holdings, Inc.	160,981	559,409
	CenterState Bank Corp.	230,166	4,002,587
	Central Valley Community Bancorp	126,985	1,857,791
	CIT Group, Inc.	830,566	15,764,143
#	Citizens Community Bancorp, Inc.	26,400	203,280
	Civista Bancshares, Inc.	39,659	607,972
	CNB Financial Corp.	4,729	83,892
#	CNO Financial Group, Inc.	4,510,009	63,410,727
	Codorus Valley Bancorp, Inc.	72,189	1,014,255
	Comerica, Inc.	136,057	4,742,947
	Community Bankers Trust Corp.	14,089	78,758
	Community Trust Bancorp, Inc.	157,086	5,325,215
	Community West Bancshares	23,717	163,884
	ConnectOne Bancorp, Inc.	444,799	6,645,297
#*	Consumer Portfolio Services, Inc.	313,527	928,040
#	Cowen, Inc., Class A	390,593	4,276,993
*	Customers Bancorp, Inc.	812,255	10,364,374
	Dime Community Bancshares, Inc.	715,725	11,759,362
	Donegal Group, Inc., Class A	270,538	3,874,104
#	Donegal Group, Inc., Class B	54,141	728,196
*	Donnelley Financial Solutions, Inc.	51,240	373,027
	Eagle Bancorp, Inc.	110,175	3,864,939
	East West Bancorp, Inc.	405,024	14,204,192
	Employers Holdings, Inc.	565,820	17,183,953
#*	Encore Capital Group, Inc.	364,649	9,473,581
*	Enstar Group, Ltd.	100,615	14,550,941
*	Equity Bancshares, Inc., Class A	127,621	2,391,618
	ESSA Bancorp, Inc.	182,988	2,195,856
	Essent Group, Ltd.	23,110	631,365

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	2,046	$56,817
#*	EZCORP, Inc., Class A	1,383,281	7,746,374
	FB Financial Corp.	5,831	130,265
	FBL Financial Group, Inc., Class A	691,093	27,007,914
	Federal Agricultural Mortgage Corp., Class A	888	55,309
	Federal Agricultural Mortgage Corp., Class C	27,388	1,824,862
	FedNat Holding Co.	171,595	2,079,731
	Financial Institutions, Inc.	411,710	7,966,588
*	First Acceptance Corp.	549,464	431,274
	First Bancorp	19,483	518,053
	First BanCorp	6,969,774	40,633,782
	First Bancshares, Inc.	17,709	241,285
	First Bancshares, Inc. (The)	11,628	231,630
	First Bank	84,911	672,495
	First Busey Corp.	337,246	6,212,071
	First Business Financial Services, Inc.	118,588	2,037,342
	First Choice Bancorp	7,121	108,382
	First Commonwealth Financial Corp.	1,706,083	16,241,910
	First Community Bancshares, Inc.	111,045	2,617,331
	First Defiance Financial Corp.	500,526	8,699,142
	First Financial Bancorp	1,363,748	20,974,444
	First Financial Corp.	151,907	5,395,737
	First Financial Northwest, Inc.	279,201	2,741,754
	First Foundation, Inc.	252,606	3,475,859
	First Hawaiian, Inc.	431,692	7,593,462
#	First Horizon National Corp.	489,023	4,440,329
	First Internet Bancorp	184,463	2,896,069
	First Interstate BancSystem, Inc., Class A	91,824	3,103,651
	First Merchants Corp.	214,239	6,065,106
	First Mid Bancshares, Inc.	19,949	532,638
	First Midwest Bancorp, Inc.	2,382,838	35,218,346
	First Northwest Bancorp	108,715	1,266,530
	First United Corp.	94,730	1,454,106
	Flagstar Bancorp, Inc.	1,795,064	46,510,108
	Flushing Financial Corp.	614,536	7,675,555
	FNB Corp.	5,980,673	48,383,645
	Franklin Financial Network, Inc.	72,534	1,720,506
	FS Bancorp, Inc.	7,479	313,744
#	Fulton Financial Corp.	4,417,215	51,637,243
#	GAIN Capital Holdings, Inc.	346,743	2,267,699
*	Genworth Financial, Inc., Class A	4,508,469	16,365,742
	Global Indemnity, Ltd.	259,400	6,378,646
	Great Southern Bancorp, Inc.	18,382	782,522
	Great Western Bancorp, Inc.	1,249,056	23,482,253
	Guaranty Federal Bancshares, Inc.	32,452	503,331
*	Hallmark Financial Services, Inc.	491,362	2,122,684
	Hancock Whitney Corp.	1,469,111	30,719,111
	Hanmi Financial Corp.	491,944	5,937,764
	Harleysville Financial Corp.	2,578	57,038
	Hawthorn Bancshares, Inc.	33,371	607,352
	Heartland Financial USA, Inc.	182,672	6,205,368
	Heritage Commerce Corp.	138,205	1,227,260
	Heritage Insurance Holdings, Inc.	389,658	4,418,722
	Hilltop Holdings, Inc.	1,307,737	25,239,324
*	HMN Financial, Inc.	96,961	1,502,895
	Home Bancorp, Inc.	46,693	1,186,002
	Home BancShares, Inc.	455,698	6,985,850
	HomeStreet, Inc.	595,761	15,221,694
	HomeTrust Bancshares, Inc.	221,289	3,401,212

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	3,319,232	$33,026,358
	Horace Mann Educators Corp.	1,047,498	36,830,030
	Horizon Bancorp, Inc.	63,118	718,283
	IBERIABANK Corp.	998,831	41,411,533
	Independent Bank Group, Inc.	908,468	27,535,665
	International Bancshares Corp.	1,621,762	47,014,880
	Invesco, Ltd.	1,066,701	9,194,963
	Investors Bancorp, Inc.	3,981,967	37,072,113
	Investors Title Co.	10,923	1,462,590
	Janus Henderson Group P.L.C.	1,087,377	19,464,048
	Kearny Financial Corp.	2,242,869	20,858,682
	Kemper Corp.	904,460	60,797,801
	Lakeland Bancorp, Inc.	591,630	6,620,340
	Landmark Bancorp, Inc.	35,761	785,669
	LCNB Corp.	107,344	1,539,313
	Legg Mason, Inc.	678,198	33,794,606
	Level One Bancorp, Inc.	2,282	41,327
	Luther Burbank Corp.	73,470	790,537
	Mackinac Financial Corp.	141,465	1,459,919
*	Magyar Bancorp, Inc.	33,545	301,905
	Marlin Business Services Corp.	257,103	2,735,576
#*	MBIA, Inc.	1,891,634	15,397,901
	Mercantile Bank Corp.	352,206	8,312,062
	Merchants Bancorp	17,266	265,896
	Meridian Bancorp, Inc.	307,154	3,618,274
	Meta Financial Group, Inc.	48,935	901,383
*	Metropolitan Bank Holding Corp.	9,284	232,936
	Middlefield Banc Corp.	20,954	361,457
	Midland States Bancorp, Inc.	287,935	4,670,306
	MidWestOne Financial Group, Inc.	121,782	2,541,590
#*	Mr Cooper Group, Inc.	355,174	3,402,567
	MSB Financial Corp.	2,918	37,905
	MVB Financial Corp.	11,137	152,911
	National Bank Holdings Corp., Class A	244,221	6,491,394
	National General Holdings Corp.	181,131	3,446,923
	National Security Group, Inc. (The)	11,290	180,640
	National Western Life Group, Inc., Class A	86,984	16,764,426
#	Navient Corp.	5,478,960	41,749,675
	Nelnet, Inc., Class A	939,290	45,226,813
»	NewStar Financial, Inc.	1,374,162	468,456
*	Nicholas Financial, Inc.	184,479	1,066,289
*	NMI Holdings, Inc., Class A	13,046	176,382
*	Northeast Bank	114,876	1,924,173
	Northfield Bancorp, Inc.	946,429	10,666,255
	Northrim BanCorp, Inc.	177,426	4,160,640
	Northwest Bancshares, Inc.	1,653,054	17,538,905
	OceanFirst Financial Corp.	715,855	12,062,157
	OFG Bancorp	1,301,475	16,372,555
	Old National Bancorp	4,940,176	70,002,294
	Old Second Bancorp, Inc.	10,453	86,028
*	On Deck Capital, Inc.	406,190	491,490
	OneMain Holdings, Inc.	1,222,262	29,590,963
	Oppenheimer Holdings, Inc., Class A	147,693	3,039,522
	Opus Bank	1,037,782	19,946,170
	Origin Bancorp, Inc.	2,530	56,394
	Orrstown Financial Services, Inc.	42,225	650,265
	Pacific Premier Bancorp, Inc.	1,115,437	23,814,580
	PacWest Bancorp	345,479	6,992,495
	Parke Bancorp, Inc.	4,811	67,787

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Patriot National Bancorp, Inc.	7,682	$43,864
	PB Bancorp, Inc.	3,118	47,550
	Peapack-Gladstone Financial Corp.	222,364	4,196,009
	Penns Woods Bancorp, Inc.	20,905	478,725
	Pennymac Financial Services, Inc.	201,268	6,072,256
	Peoples Bancorp of North Carolina, Inc.	40,314	701,464
	Peoples Bancorp, Inc.	537,419	13,064,656
	Peoples Financial Services Corp.	11,241	416,029
	Pinnacle Financial Partners, Inc.	569,511	22,922,818
	Popular, Inc.	1,030,776	39,777,646
#*	PRA Group, Inc.	403,849	11,202,771
	Premier Financial Bancorp, Inc.	301,813	3,923,569
#	Protective Insurance Corp., Class A	2,080	39,083
	Protective Insurance Corp., Class B	354,606	5,538,946
#	Provident Financial Holdings, Inc.	167,284	2,183,056
	Provident Financial Services, Inc.	2,081,638	29,871,505
	Prudential Bancorp, Inc.	24,941	306,774
	QCR Holdings, Inc.	21,536	662,878
	RBB Bancorp	90,575	1,170,229
*	Regional Management Corp.	272,543	4,344,335
	Renasant Corp.	1,078,559	28,290,603
	Republic Bancorp, Inc., Class A	122,836	4,094,124
	Riverview Bancorp, Inc.	527,617	2,917,722
	S&T Bancorp, Inc.	159,212	4,252,553
	Salisbury Bancorp, Inc.	3,507	118,361
	Sandy Spring Bancorp, Inc.	867,942	22,132,521
#	SB Financial Group, Inc.	38,695	564,947
	SB One Bancorp	5,857	107,945
*	Security National Financial Corp., Class A	19,514	113,571
*	Select Bancorp, Inc.	2,490	20,418
	Selective Insurance Group, Inc.	129,889	6,511,336
	Shore Bancshares, Inc.	156,959	1,742,245
	Sierra Bancorp	299,122	6,072,177
	Simmons First National Corp., Class A	1,921,877	35,939,100
	SmartFinancial, Inc.	67,715	979,159
	South State Corp.	623,499	36,063,182
	Southern Missouri Bancorp, Inc.	3,515	83,411
	Southern National Bancorp of Virginia, Inc.	201,612	2,030,233
	State Auto Financial Corp.	311,556	7,816,940
	Sterling Bancorp	3,265,628	40,265,193
	Stewart Information Services Corp.	305,958	9,747,822
	Stifel Financial Corp.	686,101	30,380,552
	Summit Financial Group, Inc.	640	11,302
	Summit State Bank	10,697	106,970
	Synovus Financial Corp.	253,279	5,321,392
	TCF Financial Corp.	1,226,269	36,407,927
	Territorial Bancorp, Inc.	125,209	3,146,502
*	Texas Capital Bancshares, Inc.	667,682	18,548,206
*	Third Point Reinsurance, Ltd.	1,529,100	11,376,504
	Timberland Bancorp, Inc.	119,371	2,309,829
	Tiptree, Inc.	871,276	5,567,454
	Towne Bank	98,870	1,997,174
	TriCo Bancshares	113,407	3,415,819
*	TriState Capital Holdings, Inc.	10,604	150,789
*	Triumph Bancorp, Inc.	2,675	74,124
	Trustmark Corp.	649,146	17,273,775
	Umpqua Holdings Corp.	4,444,429	55,666,473
*	Unico American Corp.	139,783	557,734
	United Bancshares, Inc.	9,093	154,490

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	United Bankshares, Inc.	1,796,322	$53,817,807
	United Community Banks, Inc.	104,109	2,201,385
	United Fire Group, Inc.	633,559	18,119,787
	Unity Bancorp, Inc.	8,729	125,348
	Univest Financial Corp.	546,673	9,676,112
	Unum Group	785,087	13,699,768
	Valley National Bancorp	7,732,855	64,646,668
	Veritex Holdings, Inc.	75,601	1,327,554
#	Virtus Investment Partners, Inc.	15,877	1,290,324
#	Waddell & Reed Financial, Inc., Class A	65,620	954,771
	Washington Federal, Inc.	2,529,740	67,645,248
	Waterstone Financial, Inc.	458,067	6,651,133
	Webster Financial Corp.	215,443	6,086,265
	WesBanco, Inc.	1,391,398	34,339,703
	Western New England Bancorp, Inc.	638,069	3,834,795
	White Mountains Insurance Group, Ltd.	29,685	28,883,505
	Wintrust Financial Corp.	588,282	24,649,016
	WSFS Financial Corp.	479,129	13,980,984
#	WVS Financial Corp.	1,740	23,612

TOTAL FINANCIALS			2,945,787,823

HEALTH CARE — (3.6%)
#*	Acadia Healthcare Co., Inc.	2,679,088	64,324,903
*	Allscripts Healthcare Solutions, Inc.	2,336,511	15,187,322
*	American Shared Hospital Services	87,469	154,820
*	AngioDynamics, Inc.	1,058,657	11,041,793
*	Anika Therapeutics, Inc.	27,979	929,742
*	Assertio Therapeutics, Inc.	1,145,318	1,002,153
*	Brookdale Senior Living, Inc.	2,399,589	8,662,516
#*	Community Health Systems, Inc.	4,546	13,774
#*	Covetrus, Inc.	821,015	9,761,868
*	Cross Country Healthcare, Inc.	91,528	575,711
#*	Digirad Corp.	26,934	89,152
	Envista Holdings Corp.	183,789	3,578,372
*	FONAR Corp.	97,500	1,901,250
#*	Harvard Bioscience, Inc.	31,006	85,267
*	Integer Holdings Corp.	553,244	41,194,548
#	Invacare Corp.	20,643	155,235
#*	Jounce Therapeutics, Inc.	31,181	152,787
	Kewaunee Scientific Corp.	69,197	726,569
#*	Lannett Co., Inc.	50,900	485,586
#*	LHC Group, Inc.	89,783	11,670,892
*	Magellan Health, Inc.	791,269	48,053,766
#*	Mallinckrodt P.L.C.	1,930,162	7,836,458
*	MEDNAX, Inc.	2,215,460	32,168,479
*	Meridian Bioscience, Inc.	89,256	1,071,072
*	Merit Medical Systems, Inc.	204,435	8,345,037
#*	Misonix, Inc.	65,113	819,773
	National HealthCare Corp.	167,032	11,419,978
#»	OCA, Inc.	1,022,623	9,019
*	OraSure Technologies, Inc.	142,380	2,269,537
#	Owens & Minor, Inc.	413,725	2,929,173
#	Patterson Cos., Inc.	1,314,116	24,022,040
*	PDL BioPharma, Inc.	1,488,962	5,047,581
#*	Prestige Consumer Healthcare, Inc.	982,491	39,977,559
*	RTI Surgical Holdings, Inc.	1,029,104	2,783,726
*	Select Medical Holdings Corp.	526,153	8,981,432
*	Supernus Pharmaceuticals, Inc.	13,958	326,617
#*	Surgery Partners, Inc.	180,996	2,135,753

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Taro Pharmaceutical Industries, Ltd.	89,754	$6,202,899
#*	Triple-S Management Corp., Class B	688,568	11,657,456

TOTAL HEALTH CARE			387,751,615

INDUSTRIALS — (18.8%)
	AAR Corp.	1,084,508	21,234,667
	ABM Industries, Inc.	1,240,943	42,800,124
	ACCO Brands Corp.	3,040,223	22,497,650
	Acme United Corp.	7,135	154,901
#	ADT, Inc.	427,487	2,449,501
*	Aegion Corp.	948,233	15,219,140
	AGCO Corp.	353,938	18,702,084
	Air Lease Corp.	1,847,866	48,321,696
	Alamo Group, Inc.	36,998	3,642,083
	Alaska Air Group, Inc.	134,971	4,389,257
#*	Alpha Pro Tech, Ltd.	88,398	1,156,246
	Altra Industrial Motion Corp.	87,255	2,435,287
*	Ameresco, Inc., Class A	422,801	7,635,786
*	American Woodmark Corp.	15,004	771,356
	Apogee Enterprises, Inc.	132,480	2,707,891
	ARC Document Solutions, Inc.	187,802	131,461
	ArcBest Corp.	811,546	16,531,192
	Arcosa, Inc.	81,739	3,046,413
*	Armstrong Flooring, Inc.	390,481	820,010
*	ASGN, Inc.	127,185	5,907,743
#	Astec Industries, Inc.	414,106	16,609,792
*	Astronics Corp.	21,134	189,783
#*	Atlas Air Worldwide Holdings, Inc.	706,291	23,201,659
#*	Avalon Holdings Corp., Class A	12,840	17,719
*	Avis Budget Group, Inc.	50,401	830,608
	AZZ, Inc.	104,406	3,277,304
	Barnes Group, Inc.	994,797	38,180,309
*	Beacon Roofing Supply, Inc.	1,775,444	39,059,768
	BG Staffing, Inc.	11,042	134,160
*	BMC Stock Holdings, Inc.	1,194,736	25,388,140
#*	BrightView Holdings, Inc.	53,016	679,665
*	Broadwind Energy, Inc.	55,432	91,463
*	CAI International, Inc.	434,843	7,170,561
*	CBIZ, Inc.	1,408,141	33,443,349
*	CECO Environmental Corp.	429,516	2,327,977
*	Chart Industries, Inc.	128,784	4,600,164
	Chicago Rivet & Machine Co.	28,801	619,510
*	CIRCOR International, Inc.	332,130	4,958,701
*	Civeo Corp.	254,973	160,633
#*	Colfax Corp.	2,055,496	53,011,242
	Columbus McKinnon Corp.	396,368	10,733,645
	CompX International, Inc.	64,108	883,408
#	Copa Holdings SA, Class A	56,218	2,485,398
#*	Cornerstone Building Brands, Inc.	179,255	955,429
	Costamare, Inc.	1,598,630	8,025,123
*	Covenant Transportation Group, Inc., Class A	360,822	3,204,099
*	CPI Aerostructures, Inc.	114,671	377,268
	CRA International, Inc.	197,882	8,336,769
*	Ducommun, Inc.	326,756	9,227,589
*	DXP Enterprises, Inc.	27,784	414,537
#*	Dycom Industries, Inc.	381,246	12,428,620
#*	Eagle Bulk Shipping, Inc.	386,644	649,562
	Eastern Co. (The)	101,671	1,830,078
*	Echo Global Logistics, Inc.	412,452	7,230,284

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	43,834	$2,784,774
	Encore Wire Corp.	557,276	25,512,095
	Ennis, Inc.	773,016	14,385,828
	EnPro Industries, Inc.	404,996	18,366,569
	ESCO Technologies, Inc.	363,406	27,727,878
	Fluor Corp.	30,003	351,035
*	FTI Consulting, Inc.	656,531	83,615,788
#*	Gates Industrial Corp. P.L.C.	306,522	2,633,024
#	GATX Corp.	1,145,388	67,921,508
*	Gencor Industries, Inc.	126,020	1,527,362
*	Gibraltar Industries, Inc.	306,442	14,188,265
*	GMS, Inc.	695,624	12,785,569
#	Golden Ocean Group, Ltd.	88,714	337,113
*	Goldfield Corp. (The)	413,146	1,425,354
*	GP Strategies Corp.	231,033	1,839,023
#	Granite Construction, Inc.	367,210	6,036,932
*	Great Lakes Dredge & Dock Corp.	1,099,660	9,720,994
#	Greenbrier Cos., Inc. (The)	925,673	15,717,928
	Griffon Corp.	1,384,004	22,711,506
*	Harsco Corp.	277,451	2,768,961
#	Hawaiian Holdings, Inc.	1,061,638	15,287,587
	Heidrick & Struggles International, Inc.	286,031	6,418,536
*	Herc Holdings, Inc.	53,197	1,501,751
*	Heritage-Crystal Clean, Inc.	195,914	3,595,022
#*	Hertz Global Holdings, Inc.	4,593,152	18,556,334
	Hillenbrand, Inc.	19,021	398,490
*	Houston Wire & Cable Co.	184,791	426,867
*	Hub Group, Inc., Class A	847,085	40,753,259
#	Hurco Cos., Inc.	174,348	5,699,436
*	Huron Consulting Group, Inc.	62,611	3,508,720
	Hyster-Yale Materials Handling, Inc.	145,806	5,692,266
	ICF International, Inc.	445,542	32,765,159
*	IES Holdings, Inc.	46,846	925,209
*	InnerWorkings, Inc.	230,854	408,612
	Insteel Industries, Inc.	81,231	1,427,229
	Interface, Inc.	126,909	1,172,639
*	JELD-WEN Holding, Inc.	154,054	1,956,486
*	JetBlue Airways Corp.	1,630,933	15,885,287
	Kadant, Inc.	35,598	2,993,436
#	KAR Auction Services, Inc.	500,756	7,501,325
	Kelly Services, Inc., Class A	1,101,185	17,013,308
	Kelly Services, Inc., Class B	567	8,590
	Kennametal, Inc.	255,727	6,549,168
*	Kirby Corp.	292,478	15,624,175
	Knoll, Inc.	28,437	331,575
#	Korn Ferry	903,007	26,033,692
*	Lawson Products, Inc.	84,340	2,834,667
*	LB Foster Co., Class A	62,233	895,533
#*	Limbach Holdings, Inc.	99,422	309,202
*	LS Starrett Co. (The), Class A	4,822	15,268
	LSI Industries, Inc.	83,124	515,369
*	Lydall, Inc.	334,980	3,751,776
	Macquarie Infrastructure Corp.	1,957,831	54,016,557
*	Manitowoc Co., Inc. (The)	682,592	6,293,498
	ManpowerGroup, Inc.	222,975	16,553,664
	Marten Transport, Ltd.	1,474,585	33,060,196
#*	MasTec, Inc.	143,206	5,141,095
*	Mastech Digital, Inc.	21,352	334,159
	Matson, Inc.	302,127	9,136,321

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Matthews International Corp., Class A	391,850	$9,380,889
#*	Maxar Technologies, Inc.	67,633	852,852
	McGrath RentCorp	372,939	20,343,822
#*	Mesa Air Group, Inc.	100,844	458,336
	Miller Industries, Inc.	308,892	9,384,139
*	Mistras Group, Inc.	106,361	505,215
	Mobile Mini, Inc.	1,072,826	30,650,639
	Moog, Inc., Class A	74,296	3,676,166
#*	MRC Global, Inc.	754,675	4,045,058
*	MYR Group, Inc.	361,085	10,832,550
#	National Presto Industries, Inc.	8,595	698,859
	NL Industries, Inc.	839,677	2,812,918
#	NN, Inc.	598,302	2,064,142
*	Northwest Pipe Co.	131,051	3,187,160
*	NOW, Inc.	2,157,489	13,311,707
	nVent Electric P.L.C.	426,819	7,960,174
*	Orion Group Holdings, Inc.	366,332	923,157
	Owens Corning	545,741	23,663,330
*	PAM Transportation Services, Inc.	100,708	3,845,031
	Park-Ohio Holdings Corp.	238,295	4,367,947
	Patriot Transportation Holding, Inc.	2,456	21,908
*	Perma-Pipe International Holdings, Inc.	181,198	1,050,948
*	PGT Innovations, Inc.	43,918	454,112
*	PICO Holdings, Inc.	137,268	1,175,014
	Powell Industries, Inc.	125,157	3,175,233
	Preformed Line Products Co.	77,454	3,847,915
	Primoris Services Corp.	93,734	1,463,188
#	Quad/Graphics, Inc.	826,442	3,074,364
	Quanex Building Products Corp.	878,080	10,949,658
	Quanta Services, Inc.	72,785	2,646,463
*	Radiant Logistics, Inc.	46,170	197,608
*	RCM Technologies, Inc.	167,803	243,314
	Regal Beloit Corp.	1,068,615	75,882,351
*	Resideo Technologies, Inc.	960,874	4,929,284
	Resources Connection, Inc.	519,077	5,647,558
#	REV Group, Inc.	640,855	3,409,349
	Rush Enterprises, Inc., Class A	738,648	27,699,300
	Rush Enterprises, Inc., Class B	303,616	10,720,681
	Schneider National, Inc., Class B	372,401	8,159,306
#	Scorpio Bulkers, Inc.	40,903	1,048,344
	Servotronics, Inc.	15,025	103,740
*	SIFCO Industries, Inc.	35,985	87,757
	SkyWest, Inc.	1,704,531	52,755,234
*	SP Plus Corp.	43,775	923,215
	Spartan Motors, Inc.	402,853	5,676,199
	Spirit AeroSystems Holdings, Inc., Class A	175,687	3,893,224
#*	Spirit Airlines, Inc.	1,667,537	25,046,406
*	SPX FLOW, Inc.	490,994	15,991,675
	Standex International Corp.	21,921	1,092,543
	Steelcase, Inc., Class A	339,996	3,722,956
*	Sterling Construction Co., Inc.	8,189	80,907
#*	Team, Inc.	215,507	1,329,678
	Terex Corp.	615,533	9,349,946
*	Textainer Group Holdings, Ltd.	299,765	2,631,937
	Timken Co. (The)	323,835	12,169,719
#	Titan International, Inc.	431,944	609,041
*	Titan Machinery, Inc.	661,317	6,216,380
*	TriMas Corp.	544,169	12,972,989
#	Trinity Industries, Inc.	1,813,764	34,987,508

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Triton International, Ltd.	2,164,724	$67,063,150
*	TrueBlue, Inc.	733,257	11,387,481
#*	Tutor Perini Corp.	512,476	3,587,332
#*	Twin Disc, Inc.	40,323	242,341
#*	U.S. Xpress Enterprises, Inc., Class A	87,275	380,519
	UFP Industries, Inc.	936,747	38,519,037
*	Ultralife Corp.	277,663	1,957,524
	UniFirst Corp.	85,380	14,356,647
#*	Univar Solutions, Inc.	597,891	8,681,377
#*	USA Truck, Inc.	148,128	737,677
*	Vectrus, Inc.	75,149	3,908,500
*	Veritiv Corp.	272,558	2,553,868
	Viad Corp.	450,381	10,795,633
*	Virco Manufacturing Corp.	47,331	112,648
	VSE Corp.	152,020	2,921,824
#	Wabash National Corp.	1,019,589	8,360,630
	Werner Enterprises, Inc.	1,292,852	51,869,222
*	WESCO International, Inc.	1,298,644	33,595,920
*	Willis Lease Finance Corp.	247,427	4,951,014

TOTAL INDUSTRIALS			2,013,321,160

INFORMATION TECHNOLOGY — (10.5%)
	ADTRAN, Inc.	184,734	1,899,066
*	Agilysys, Inc.	48,399	948,136
*	Alithya Group, Inc., Class A	319,399	578,112
*	Alpha & Omega Semiconductor, Ltd.	574,651	6,913,052
*	Amkor Technology, Inc.	6,537,297	64,588,494
*	Amtech Systems, Inc.	535,164	2,654,413
*	Anixter International, Inc.	685,739	63,677,724
	AstroNova, Inc.	171,839	1,208,028
*	Aviat Networks, Inc.	712	6,814
	Avnet, Inc.	609,782	18,305,656
*	Aware, Inc.	646,850	1,649,468
*	Axcelis Technologies, Inc.	147,723	3,450,809
*	AXT, Inc.	810,055	4,479,604
	Bel Fuse, Inc., Class A	13,612	96,781
	Bel Fuse, Inc., Class B	198,870	1,483,570
	Belden, Inc.	34,329	1,173,709
	Benchmark Electronics, Inc.	1,069,130	22,088,226
*	BK Technologies Corp.	47,501	133,953
*	BSQUARE Corp.	253,979	251,439
*	CACI International, Inc., Class A	305,562	76,433,279
	Cohu, Inc.	487,367	8,056,177
*	Computer Task Group, Inc.	2,430	10,206
	Comtech Telecommunications Corp.	678,059	12,550,872
*	Conduent, Inc.	576,215	1,452,062
	CSP, Inc.	127,946	1,342,154
	CTS Corp.	164,197	3,802,803
	Daktronics, Inc.	242,148	1,094,509
*	Digi International, Inc.	787,963	8,943,380
*	Diodes, Inc.	652,758	33,218,855
*	EchoStar Corp., Class A	388,317	12,251,401
*	ePlus, Inc.	50,708	3,587,591
*	Fabrinet	23,641	1,483,473
*	FormFactor, Inc.	392,785	9,151,890
*	Frequency Electronics, Inc.	203,441	2,044,582
#*	II-VI, Inc.	192,902	6,639,687
*	Insight Enterprises, Inc.	847,113	45,989,765
*	Intevac, Inc.	453,151	2,492,331

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	176,660	$3,579,132
	KEMET Corp.	101,733	2,747,808
*	Key Tronic Corp.	367,188	1,700,080
*	Kimball Electronics, Inc.	799,426	10,808,240
*	Knowles Corp.	1,944,739	30,240,691
	Kulicke & Soffa Industries, Inc.	1,585,483	38,004,028
*	KVH Industries, Inc.	151,979	1,410,365
	LogMeIn, Inc.	154,354	13,191,093
	ManTech International Corp., Class A	624,638	46,573,009
	Methode Electronics, Inc.	35,274	1,058,925
	MTS Systems Corp.	149,841	3,187,118
*	NETGEAR, Inc.	167,270	4,011,135
*	Netscout Systems, Inc.	2,028,366	53,711,132
*	NetSol Technologies, Inc.	25,107	56,993
*	Onto Innovation Inc.	368,610	11,965,081
*	Optical Cable Corp.	150,568	399,005
	PC Connection, Inc.	789,255	36,266,267
#*	PDF Solutions, Inc.	298,835	4,772,395
*	Perceptron, Inc.	132,535	372,423
#	Perspecta, Inc.	276,166	5,956,901
*	Photronics, Inc.	1,181,303	14,116,571
*	Plexus Corp.	555,691	34,836,269
*	RealNetworks, Inc.	9,894	7,432
*	Ribbon Communications, Inc.	335,599	1,223,258
	Richardson Electronics, Ltd.	308,687	1,234,748
*	Sanmina Corp.	2,305,591	63,934,038
*	ScanSource, Inc.	670,636	17,382,885
#*	Stratasys, Ltd.	594,175	10,516,897
*	Super Micro Computer, Inc.	125,105	2,864,904
*	Sykes Enterprises, Inc.	1,021,937	29,258,056
*	Synaptics, Inc.	6,575	429,939
	SYNNEX Corp.	376,846	32,996,636
*	Tech Data Corp.	600,765	84,491,590
	TESSCO Technologies, Inc.	105,984	652,861
	TiVo Corp.	2,303,809	16,195,777
#*	Trio-Tech International	46,744	126,676
#*	TTM Technologies, Inc.	3,092,493	35,841,994
#*	Ultra Clean Holdings, Inc.	338,054	6,216,813
*	Veeco Instruments, Inc.	10,881	118,929
#	Vishay Intertechnology, Inc.	3,965,663	65,790,349
*	Vishay Precision Group, Inc.	256,277	5,925,124

TOTAL INFORMATION TECHNOLOGY			1,120,305,638

MATERIALS — (6.5%)
*	AdvanSix, Inc.	174,231	2,122,133
#*	AgroFresh Solutions, Inc.	248,043	498,566
*	Alcoa Corp.	2,255,704	18,383,988
#*	Allegheny Technologies, Inc.	2,399,024	18,016,670
*	American Biltrite, Inc.	25	6,691
#	American Vanguard Corp.	883,642	11,107,380
	Boise Cascade Co.	964,226	30,151,347
	Cabot Corp.	17,131	580,569
	Carpenter Technology Corp.	1,626,761	36,065,291
#*	Century Aluminum Co.	478,060	2,079,561
#*	Clearwater Paper Corp.	59,752	1,430,463
*	Coeur Mining, Inc.	4,987,027	20,995,384
	Commercial Metals Co.	3,973,538	63,338,196
#*	Contura Energy, Inc.	9,500	36,290
*	Core Molding Technologies, Inc.	198,382	499,923

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Domtar Corp.	1,886,324	$44,064,529
*	Element Solutions, Inc.	6,978,782	71,532,515
*	Ferroglobe P.L.C.	695,579	358,293
	Friedman Industries, Inc.	173,892	740,780
	FutureFuel Corp.	658,646	6,836,745
#	Gold Resource Corp.	99,488	410,885
	Greif, Inc., Class A	588,803	19,954,534
	Greif, Inc., Class B	6,848	272,208
	Hawkins, Inc.	11,865	444,107
	Haynes International, Inc.	278,763	6,160,662
	HB Fuller Co.	135,643	4,990,306
#	Hecla Mining Co.	10,380,528	27,300,789
	Huntsman Corp.	1,059,984	17,818,331
	Innospec, Inc.	54,084	3,922,172
*	Intrepid Potash, Inc.	980,024	943,861
	Kaiser Aluminum Corp.	134,174	9,691,388
*	Koppers Holdings, Inc.	3,363	53,001
*	Kraton Corp.	936,835	14,623,994
#	Kronos Worldwide, Inc.	211,234	2,004,611
#*	Livent Corp.	97,532	604,698
#*	LSB Industries, Inc.	143,155	284,878
	Materion Corp.	543,513	28,121,363
	Mercer International, Inc.	1,525,856	15,380,628
	Minerals Technologies, Inc.	457,366	20,142,399
#	Nexa Resources SA	408,079	1,709,851
#	Olin Corp.	2,912,209	38,877,990
	Olympic Steel, Inc.	226,059	2,133,997
	PH Glatfelter Co.	1,162,545	16,973,157
	PolyOne Corp.	35,976	837,881
*	PQ Group Holdings, Inc.	504,739	5,915,541
	Rayonier Advanced Materials, Inc.	623,631	1,110,063
*	Resolute Forest Products, Inc.	1,071,191	2,581,570
*	Ryerson Holding Corp.	30,826	142,416
	Schnitzer Steel Industries, Inc., Class A	610,617	9,501,200
	Schweitzer-Mauduit International, Inc.	191,430	6,167,875
*	Summit Materials, Inc., Class A	1,323,067	19,991,542
	SunCoke Energy, Inc.	992,485	3,126,328
*	Synalloy Corp.	81,622	721,538
#	Tecnoglass, Inc.	17,765	71,771
*	TimkenSteel Corp.	467,936	1,216,634
*	Trecora Resources	202,569	1,195,157
	Tredegar Corp.	925,254	15,248,186
#	Trinseo SA	100,633	2,057,945
*	Tronox Holdings P.L.C., Class A	1,302,812	8,885,178
#*	UFP Technologies, Inc.	68,409	2,941,587
	United States Lime & Minerals, Inc.	6,096	488,290
#	United States Steel Corp.	3,983,773	30,595,377
*	Universal Stainless & Alloy Products, Inc.	215,961	1,613,229
*	US Concrete, Inc.	108,171	2,074,720
*	Verso Corp., Class A	784,886	10,902,066
	Warrior Met Coal, Inc.	406,356	5,099,768
*	Webco Industries, Inc.	8,350	718,100

TOTAL MATERIALS			694,869,086

REAL ESTATE — (0.2%)
#*	Altisource Asset Management Corp.	444	8,325
#*	Altisource Portfolio Solutions SA	9,545	79,701
#	Consolidated-Tomoka Land Co.	44,883	1,886,432
#*	Forestar Group, Inc.	553	7,294

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
* FRP Holdings, Inc.	26,259	$1,142,004
Griffin Industrial Realty, Inc.	22,359	859,033
Newmark Group, Inc., Class A	87,584	339,826
RE/MAX Holdings, Inc., Class A	113,351	2,979,998
# Realogy Holdings Corp.	2,930,130	12,716,764
#* Stratus Properties, Inc.	113,334	1,900,611
* Tejon Ranch Co.	28,977	396,985

TOTAL REAL ESTATE		22,316,973

UTILITIES — (0.3%)
MDU Resources Group, Inc.	13,594	305,321
TerraForm Power, Inc., Class A	2,023,609	35,048,908

TOTAL UTILITIES		35,354,229

TOTAL COMMON STOCKS		10,214,227,206

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	14,520	363,000

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	181	0

TOTAL INVESTMENT SECURITIES (Cost $10,944,766,825)		10,214,590,206

TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	183,840,509	183,840,509

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	25,636,093	296,635,236

TOTAL INVESTMENTS — (100.0%) (Cost $11,425,157,294)		$10,695,065,951

As of April 30, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,288	06/19/20	$168,574,879	$186,914,560	$18,339,681

Total Futures Contracts			$168,574,879	$186,914,560	$18,339,681

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$338,543,395	—	—	$338,543,395
Consumer Discretionary	1,434,508,999	$53,318	—	1,434,562,317

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$469,801,015	—	—	$469,801,015
Energy	751,613,955	—	—	751,613,955
Financials	2,945,319,367	$468,456	—	2,945,787,823
Health Care	387,742,596	9,019	—	387,751,615
Industrials	2,013,321,160	—	—	2,013,321,160
Information Technology	1,120,305,638	—	—	1,120,305,638
Materials	694,869,086	—	—	694,869,086
Real Estate	22,316,973	—	—	22,316,973
Utilities	35,354,229	—	—	35,354,229
Preferred Stocks
Communication Services	363,000	—	—	363,000
Temporary Cash Investments	183,840,509	—	—	183,840,509
Securities Lending Collateral	—	296,635,236	—	296,635,236
Futures Contracts**	18,339,681	—	—	18,339,681

TOTAL	$10,416,239,603	$297,166,029	—	$10,713,405,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (8.3%)
	A.H. Belo Corp., Class A	34,418	$53,348
	Activision Blizzard, Inc.	346,005	22,050,899
#*	Akazoo SA	1,631	1,957
	Alaska Communications Systems Group, Inc.	152,766	305,532
*	Alphabet, Inc., Class A	131,837	177,544,888
*	Alphabet, Inc., Class C	127,904	172,499,009
*	Altice USA, Inc., Class A	273,714	7,108,353
#	AMC Entertainment Holdings, Inc., Class A	142,362	700,421
#*	AMC Networks, Inc., Class A	100,104	2,387,480
#*	ANGI Homeservices, Inc., Class A	63,366	429,305
#	Anterix, Inc.	28,114	1,475,985
	AT&T, Inc.	6,181,256	188,342,870
	ATN International, Inc.	40,095	2,490,701
#*	AutoWeb, Inc.	16,158	15,350
*	Ballantyne Strong, Inc.	15,453	23,952
#*	Bandwidth, Inc., Class A	3,164	258,056
	Beasley Broadcast Group, Inc., Class A	17,014	42,195
*	Boingo Wireless, Inc.	91,951	1,281,797
#*	Boston Omaha Corp., Class A	1,118	18,145
	Cable One, Inc.	13,277	25,397,042
#*	Cardlytics, Inc.	16,813	755,744
*	Cargurus, Inc.	41,132	941,100
*	Cars.com, Inc.	167,537	867,842
*	Central European Media Enterprises, Ltd., Class A	30,475	118,548
#	CenturyLink, Inc.	1,959,203	20,806,736
*	Charter Communications, Inc., Class A	121,189	60,016,428
*	Cincinnati Bell, Inc.	139,051	2,037,097
	Cinemark Holdings, Inc.	267,556	3,820,700
*	Clear Channel Outdoor Holdings, Inc.	55,541	53,586
	Cogent Communications Holdings, Inc.	94,960	7,960,497
	Comcast Corp., Class A	3,539,537	133,192,777
*	comScore, Inc.	120,229	347,462
	Consolidated Communications Holdings, Inc.	195,558	1,226,149
*	Cumulus Media, Inc., Class A	19,789	87,665
*	DHI Group, Inc.	915,363	2,544,709
#*	Discovery, Inc., Class A	227,223	5,094,340
*	Discovery, Inc., Class B	1,400	50,050
*	Discovery, Inc., Class C	464,509	9,480,629
*	DISH Network Corp., Class A	317,794	7,949,617
*	Electronic Arts, Inc.	168,387	19,239,899
	Emerald Holding, Inc.	55,592	126,750
*	Emmis Communications Corp., Class A	13,708	19,739
#	Entercom Communications Corp., Class A	306,157	373,511
	Entravision Communications Corp., Class A	196,108	286,318
#*	Eros International P.L.C.	5,000	12,750
#	EW Scripps Co. (The), Class A	154,031	1,243,030
*	Facebook, Inc., Class A	1,552,970	317,908,489
*	Fluent, Inc.	7,305	14,683
	Fox Corp., Class A	385,002	9,960,002
*	Fox Corp., Class B	233,291	5,962,918
*	Gaia, Inc.	18,401	167,265
#	Gannett Co., Inc.	290,774	328,575
*	GCI Liberty, Inc., Class A	175,178	10,656,078
*	Glu Mobile, Inc.	195,124	1,521,967

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Gray Television, Inc.	250,267	$2,905,600
*	Gray Television, Inc., Class A	600	7,803
*	Harte-Hanks, Inc.	9,647	19,873
*	Hemisphere Media Group, Inc.	38,900	360,992
*	IAC/InterActiveCorp	49,083	10,969,069
*	IDT Corp., Class B	204,755	1,105,677
#*	IMAX Corp.	145,003	1,667,534
#*	Intelsat SA	222,232	277,790
	Interpublic Group of Cos., Inc. (The)	701,952	11,919,145
*	Iridium Communications, Inc.	219,253	4,934,289
	John Wiley & Sons, Inc., Class A	89,198	3,349,385
	John Wiley & Sons, Inc., Class B	4,638	172,580
#*	Lee Enterprises, Inc.	20,446	18,735
*	Liberty Broadband Corp., Class A	24,087	2,890,922
*	Liberty Broadband Corp., Class C	123,739	15,180,300
#*	Liberty Latin America, Ltd., Class A	7,870	84,209
#*	Liberty Latin America, Ltd., Class C	107,736	1,113,990
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	304,729
*	Liberty Media Corp.-Liberty Braves, Class B	239	5,007
*	Liberty Media Corp.-Liberty Braves, Class C	47,311	950,478
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,105,426
*	Liberty Media Corp.-Liberty Formula One, Class C	236,881	7,625,199
*	Liberty Media Corp.-Liberty SiriusXM, Class A	88,625	2,987,549
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	84,653
#*	Liberty Media Corp.-Liberty SiriusXM, Class C	176,051	5,998,058
*	Liberty TripAdvisor Holdings, Inc., Class A	179,914	422,798
#*	Lions Gate Entertainment Corp., Class A	138,301	987,469
*	Lions Gate Entertainment Corp., Class B	223,920	1,495,786
#*	Live Nation Entertainment, Inc.	165,716	7,435,677
#*	Loral Space & Communications, Inc.	10,704	235,488
*	Madison Square Garden Entertainment Corp.	33,345	2,757,631
*	Madison Square Garden Sports C	33,345	5,712,665
*	Marchex, Inc., Class B	118,359	197,659
	Marcus Corp. (The)	49,263	716,284
#*	Match Group, Inc.	72,979	5,616,464
*	Mediaco Holding, Inc., Class A	1,734	6,416
#*	Meet Group, Inc. (The)	149,076	919,799
#	Meredith Corp.	112,282	1,665,142
#*	MSG Networks, Inc., Class A	77,844	924,787
	National CineMedia, Inc.	146,731	484,212
*	Netflix, Inc.	142,273	59,733,319
#	New York Times Co. (The), Class A	258,279	8,399,233
	News Corp., Class A	571,435	5,662,921
	News Corp., Class B	244,934	2,503,225
#	Nexstar Media Group, Inc., Class A	111,393	7,801,966
#	Omnicom Group, Inc.	253,725	14,469,937
*	ORBCOMM, Inc.	180,315	476,032
*	QuinStreet, Inc.	85,523	868,914
#*	Reading International, Inc., Class A	40,190	171,410
#*	Roku, Inc.	30,921	3,748,553
	Saga Communications, Inc., Class A	1,544	43,417
#	Salem Media Group, Inc.	153,144	132,179
	Scholastic Corp.	52,735	1,533,006
#	Shenandoah Telecommunications Co.	132,801	7,106,181
#	Sinclair Broadcast Group, Inc., Class A	144,891	2,557,326
#	Sirius XM Holdings, Inc.	978,177	5,781,026
#*	Snap, Inc., Class A	467,849	8,238,821
	Spok Holdings, Inc.	52,509	538,742
#*	Spotify Technology S.A.	43,996	6,668,474

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	87,334	$10,571,781
*	TechTarget, Inc.	51,091	1,191,442
	TEGNA, Inc.	489,106	5,243,216
	Telephone and Data Systems, Inc.	241,783	4,743,782
*	T-Mobile US, Inc.	395,351	34,711,818
	Townsquare Media, Inc., Class A	28,652	140,395
*	Travelzoo	60,247	335,576
#	Tribune Publishing Co.	80,709	691,676
	TripAdvisor, Inc.	208,777	4,169,277
#*	TrueCar Inc.	219,796	562,678
*	Twitter, Inc.	354,807	10,175,865
#*	United States Cellular Corp.	67,294	2,141,968
*	Urban One, Inc.	144,888	122,865
	Verizon Communications, Inc.	4,824,287	277,155,288
#	ViacomCBS, Inc., Class A	19,105	375,031
	ViacomCBS, Inc., Class B	911,435	15,731,368
*	Vonage Holdings Corp.	380,434	3,180,428
	Walt Disney Co. (The)	794,372	85,911,332
#	World Wrestling Entertainment, Inc., Class A	52,028	2,313,685
#*	Yelp, Inc.	114,687	2,563,254
#*	Zedge, Inc., Class B	13,473	15,090
*	Zillow Group, Inc., Class A	77,888	3,391,243
#*	Zillow Group, Inc., Class C	161,661	7,106,617
*	Zynga, Inc., Class A	1,400,125	10,556,942

TOTAL COMMUNICATION SERVICES			1,952,755,503

CONSUMER DISCRETIONARY — (11.9%)
#*	1-800-Flowers.com, Inc., Class A	70,266	1,348,405
	Aaron’s, Inc.	148,041	4,723,988
	Abercrombie & Fitch Co., Class A	135,510	1,433,696
	Acushnet Holdings Corp.	133,228	3,650,447
*	Adient P.L.C.	212,525	3,183,625
*	Adtalem Global Education, Inc.	121,782	3,869,014
	Advance Auto Parts, Inc.	70,316	8,501,908
*	Amazon.com, Inc.	310,836	769,008,264
	AMCON Distributing Co.	377	24,622
#*	American Axle & Manufacturing Holdings, Inc.	256,607	1,108,542
#	American Eagle Outfitters, Inc.	444,161	3,531,080
*	American Outdoor Brands Corp.	164,134	1,553,528
*	American Public Education, Inc.	44,753	1,153,285
*	America’s Car-Mart, Inc.	17,945	1,183,473
	Aptiv P.L.C.	311,809	21,686,316
	Aramark	434,050	11,853,905
#	Ark Restaurants Corp.	3,088	36,593
#*	Asbury Automotive Group, Inc.	50,893	3,435,278
#*	Ascena Retail Group, Inc.	23,204	33,646
#*	Aspen Group, Inc.	17,519	138,400
#*	At Home Group, Inc.	134,916	317,053
#	Autoliv, Inc.	173,044	10,386,101
*	AutoNation, Inc.	191,226	7,121,256
*	AutoZone, Inc.	18,067	18,434,121
#*	Barnes & Noble Education, Inc.	148,291	265,441
	Bassett Furniture Industries, Inc.	16,606	113,585
*	BBQ Holdings, Inc.	5,587	15,057
	BBX Capital Corp.	44,595	94,541
*	Beazer Homes USA, Inc.	68,898	485,042
#	Bed Bath & Beyond, Inc.	278,409	1,723,352
	Best Buy Co., Inc.	424,280	32,555,004
#	Big 5 Sporting Goods Corp.	360,861	494,380

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Big Lots, Inc.	103,920	$2,436,924
*	Biglari Holdings, Inc., Class A	319	113,245
*	Biglari Holdings, Inc., Class B	4,006	280,380
#	BJ’s Restaurants, Inc.	53,686	1,173,576
#	Bloomin’ Brands, Inc.	175,215	2,111,341
*	Booking Holdings, Inc.	36,253	53,675,104
#*	Boot Barn Holdings, Inc.	62,822	1,159,694
	BorgWarner, Inc.	441,639	12,617,626
	Bowl America, Inc., Class A	1,576	15,760
	Boyd Gaming Corp.	37,566	626,977
*	Bright Horizons Family Solutions, Inc.	89,595	10,433,338
#	Brinker International, Inc.	65,105	1,515,644
	Brunswick Corp.	161,449	7,704,346
#	Buckle, Inc. (The)	41,630	637,355
#*	Build-A-Bear Workshop, Inc.	37,992	96,500
#*	Burlington Stores, Inc.	65,089	11,891,109
#*	Caesars Entertainment Corp.	928,899	8,973,164
	Caleres, Inc.	88,508	717,800
	Callaway Golf Co.	206,123	2,951,681
#	Camping World Holdings, Inc., Class A	15,770	139,880
*	Capri Holdings, Ltd.	222,503	3,393,171
#*	CarMax, Inc.	237,894	17,520,893
#	Carnival Corp.	444,855	7,073,194
	Carriage Services, Inc.	42,820	643,156
#*	Carrols Restaurant Group, Inc.	104,831	382,633
#	Carter’s, Inc.	92,455	7,229,981
#*	Carvana Co.	20,547	1,646,020
	Cato Corp. (The), Class A	53,136	598,311
*	Cavco Industries, Inc.	15,603	2,413,472
*	Century Communities, Inc.	70,227	1,504,262
#	Cheesecake Factory, Inc. (The)	100,012	2,229,267
#*	Chegg, Inc.	63,674	2,722,064
	Chico’s FAS, Inc.	375,852	563,778
#	Children’s Place, Inc. (The)	39,859	1,178,232
*	Chipotle Mexican Grill, Inc.	14,496	12,735,461
#	Choice Hotels International, Inc.	87,121	6,538,431
	Churchill Downs, Inc.	22,122	2,217,067
#*	Chuy’s Holdings, Inc.	35,308	591,762
	Citi Trends, Inc.	37,893	430,464
	Clarus Corp.	57,781	617,101
	Collectors Universe, Inc.	11,724	257,576
#	Columbia Sportswear Co.	122,078	8,898,265
#*	Conn’s, Inc.	69,540	470,090
#*	Container Store Group, Inc. (The)	79,174	166,265
#	Cooper Tire & Rubber Co.	149,513	3,168,180
*	Cooper-Standard Holdings, Inc.	45,390	583,262
	Core-Mark Holding Co., Inc.	80,510	2,313,857
#	Cracker Barrel Old Country Store, Inc.	49,045	4,776,983
*	Crocs, Inc.	102,523	2,486,183
#	Crown Crafts, Inc.	10,832	53,835
	Culp, Inc.	27,347	194,437
	Dana, Inc.	323,573	3,721,090
	Darden Restaurants, Inc.	143,191	10,566,064
#	Dave & Buster’s Entertainment, Inc.	81,399	1,191,681
*	Deckers Outdoor Corp.	61,737	9,183,996
#*	Del Taco Restaurants, Inc.	328,045	1,928,905
#*	Delphi Technologies P.L.C.	232,886	2,326,531
*	Delta Apparel, Inc.	10,000	128,800
*	Denny’s Corp.	86,518	975,058

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	156,921	$996,448
*	Destination XL Group, Inc.	56,418	21,873
#	Dick’s Sporting Goods, Inc.	173,700	5,105,043
#	Dillard’s, Inc., Class A	42,601	1,255,877
#	Dine Brands Global, Inc.	28,006	1,243,186
*	Dixie Group, Inc. (The)	204,171	159,253
	Dollar General Corp.	165,996	29,099,099
*	Dollar Tree, Inc.	333,292	26,553,374
	Domino’s Pizza, Inc.	37,514	13,577,442
#*	Dorman Products, Inc.	54,479	3,436,535
	Dover Motorsports, Inc.	3,182	4,222
	DR Horton, Inc.	409,070	19,316,285
#*	Drive Shack, Inc.	79,916	105,489
#*	Duluth Holdings, Inc., Class B	5,670	22,737
	Dunkin’ Brands Group, Inc.	129,285	8,124,269
	eBay, Inc.	764,329	30,443,224
	Educational Development Corp.	5,764	28,820
#*	El Pollo Loco Holdings, Inc.	82,630	1,010,565
#*	Eldorado Resorts, Inc.	73,731	1,580,793
*	Emerson Radio Corp.	14,810	11,108
	Escalade, Inc.	25,241	215,811
#	Ethan Allen Interiors, Inc.	59,518	673,149
*	Etsy, Inc.	81,324	5,275,488
	Expedia Group, Inc.	159,724	11,337,210
#*	Express, Inc.	592,391	1,226,249
	Extended Stay America, Inc.	480,766	5,225,926
*	Fiesta Restaurant Group, Inc.	80,344	584,503
#*	Five Below, Inc.	84,265	7,597,332
*	Flanigan’s Enterprises, Inc.	1,100	15,400
	Flexsteel Industries, Inc.	15,785	151,536
#*	Floor & Decor Holdings, Inc., Class A	130,186	5,519,886
#	Foot Locker, Inc.	225,338	5,775,413
	Ford Motor Co.	4,370,506	22,245,876
#*	Fossil Group, Inc.	107,024	423,815
*	Fox Factory Holding Corp.	64,549	3,292,644
#*	Francesca’s Holdings Corp.	9,101	24,027
*	frontdoor, Inc.	117,754	4,558,257
*	Full House Resorts, Inc.	1,684	2,593
#*	Funko, Inc., Class A	32,785	140,320
#	GameStop Corp., Class A	604,991	3,466,598
#	Gap, Inc. (The)	746,299	6,059,948
	Garmin, Ltd.	184,653	14,986,437
#*	Garrett Motion, Inc.	75,726	412,707
	General Motors Co.	1,713,342	38,190,393
#*	Genesco, Inc.	34,533	653,710
	Gentex Corp.	552,316	13,388,140
*	Gentherm, Inc.	73,815	2,763,634
	Genuine Parts Co.	176,525	13,994,902
#*	G-III Apparel Group, Ltd.	109,741	1,243,366
#*	Good Times Restaurants, Inc.	4,986	4,360
	Goodyear Tire & Rubber Co. (The)	514,774	3,690,930
#*	GoPro, Inc., Class A	192,415	677,301
	Graham Holdings Co., Class B	9,629	3,755,406
*	Grand Canyon Education, Inc.	85,398	7,345,936
*	Green Brick Partners, Inc.	14,320	127,591
#	Group 1 Automotive, Inc.	40,577	2,296,252
#*	Groupon, Inc.	933,674	1,139,082
#*	GrubHub, Inc.	78,042	3,729,627
#	Guess?, Inc.	167,059	1,562,002

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	H&R Block, Inc.	283,183	$4,714,997
#	Hamilton Beach Brands Holding Co., Class A	21,074	277,966
#	Hanesbrands, Inc.	700,939	6,967,334
#	Harley-Davidson, Inc.	353,524	7,717,429
	Hasbro, Inc.	119,382	8,620,574
#	Haverty Furniture Cos., Inc.	40,802	552,051
	Haverty Furniture Cos., Inc., Class A	1,608	21,169
*	Helen of Troy, Ltd.	44,574	7,322,617
#*	Hibbett Sports, Inc.	40,729	628,448
*	Hilton Grand Vacations, Inc.	211,407	4,354,984
	Hilton Worldwide Holdings, Inc.	213,409	16,157,195
	Home Depot, Inc. (The)	638,008	140,253,299
#	Hooker Furniture Corp.	31,147	466,894
#*	Horizon Global Corp.	42,715	81,159
*	Houghton Mifflin Harcourt Co.	277,528	444,045
*	Hudson, Ltd., Class A	80,634	395,107
#	Hyatt Hotels Corp., Class A	61,017	3,432,816
*	Installed Building Products, Inc.	56,778	2,799,723
#	International Game Technology P.L.C.	57,160	430,986
#*	iRobot Corp.	50,749	3,093,659
*	J Alexander’s Holdings, Inc.	25,845	136,720
#*	J. Jill, Inc.	102,110	46,501
#	Jack in the Box, Inc.	35,518	2,141,735
#*	JAKKS Pacific, Inc.	71,896	56,798
#*	JC Penney Co., Inc.	1,084,131	275,369
	Johnson Outdoors, Inc., Class A	19,173	1,310,666
*	K12, Inc.	90,178	2,047,942
	KB Home	105,351	2,764,410
#	Kohl’s Corp.	362,299	6,688,040
#*	Kontoor Brands, Inc.	37,641	730,612
*	Koss Corp.	1,533	2,070
	L Brands, Inc.	410,724	4,883,508
#*	Lakeland Industries, Inc.	13,493	183,775
#*	Lands’ End, Inc.	67,776	576,774
	Las Vegas Sands Corp.	306,555	14,720,771
*	Laureate Education, Inc., Class A	64,944	615,020
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	103,017	2,415,749
#*	Lazydays Holdings, Inc.	2,974	9,784
	LCI Industries	55,931	4,850,336
*	Leaf Group, Ltd.	41,223	59,773
	Lear Corp.	136,941	13,372,289
	Leggett & Platt, Inc.	268,693	9,439,185
	Lennar Corp., Class A	263,561	13,196,499
	Lennar Corp., Class B	26,101	995,753
#*	LGI Homes, Inc.	48,714	2,951,094
#*	Libbey, Inc.	57,764	66,429
#	Lifetime Brands, Inc.	37,101	211,476
*	Lincoln Educational Services Corp.	13,808	34,520
#*	Liquidity Services, Inc.	81,845	409,225
#	Lithia Motors, Inc., Class A	58,239	6,438,904
*	LKQ Corp.	401,724	10,505,083
	Lowe’s Cos., Inc.	580,462	60,803,394
*	Luby’s, Inc.	599,043	503,196
*	Lululemon Athletica, Inc.	81,362	18,182,780
#*	Lumber Liquidators Holdings, Inc.	63,876	450,326
*	M/I Homes, Inc.	45,749	1,164,770
#	Macy’s, Inc.	862,210	5,052,551
*	Malibu Boats, Inc., Class A	54,605	1,877,320

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marine Products Corp.	11,488	$111,663
*	MarineMax, Inc.	72,254	1,041,180
#	Marriott International, Inc., Class A	220,845	20,083,644
	Marriott Vacations Worldwide Corp.	92,016	7,637,328
*	MasterCraft Boat Holdings, Inc.	56,668	592,181
#*	Mattel, Inc.	349,932	3,051,407
	McDonald’s Corp.	422,272	79,201,336
#	MDC Holdings, Inc.	145,838	4,265,762
»	Media General, Inc.	34,446	3,255
*	Meritage Homes Corp.	85,142	4,475,064
	MGM Resorts International	434,678	7,315,631
#*	Michaels Cos., Inc. (The)	234,966	714,297
*	Modine Manufacturing Co.	158,017	731,619
*	Mohawk Industries, Inc.	108,478	9,515,690
*	Monarch Casino & Resort, Inc.	6,425	214,210
#	Monro, Inc.	58,577	3,250,438
#*	Motorcar Parts of America, Inc.	61,000	868,030
#	Movado Group, Inc.	34,626	356,994
*	Murphy USA, Inc.	77,025	8,226,270
	Nathan’s Famous, Inc.	8,747	492,194
#*	National Vision Holdings, Inc.	131,867	3,494,476
*	Nautilus, Inc.	69,651	452,035
*	New Home Co., Inc. (The)	62,065	141,508
	Newell Brands, Inc.	626,841	8,700,553
	NIKE, Inc., Class B	897,617	78,254,250
#	Nobility Homes, Inc.	1,105	23,205
#*	Noodles & Co.	11,233	70,206
#	Nordstrom, Inc.	301,062	5,653,944
#*	Norwegian Cruise Line Holdings, Ltd.	314,847	5,163,491
*	NVR, Inc.	4,858	15,059,800
	Office Depot, Inc.	1,353,161	3,004,017
#*	Ollie’s Bargain Outlet Holdings, Inc.	87,334	5,930,852
*	O’Reilly Automotive, Inc.	57,132	22,072,377
#	Oxford Industries, Inc.	37,278	1,562,694
	P&F Industries, Inc., Class A	504	2,318
	Papa John’s International, Inc.	60,974	4,385,250
#*	Party City Holdco, Inc.	225,698	171,192
#*	Penn National Gaming, Inc.	165,502	2,949,246
#	Penske Automotive Group, Inc.	183,403	6,598,840
*	Perdoceo Education Corp.	138,452	1,799,876
#	PetMed Express, Inc.	41,776	1,653,076
*	Planet Fitness, Inc., Class A	123,038	7,422,883
*	PlayAGS, Inc.	13,971	61,333
	Polaris, Inc.	124,799	8,851,993
	Pool Corp.	40,221	8,513,177
#*	Potbelly Corp.	47,561	164,085
	PulteGroup, Inc.	525,103	14,844,662
	PVH Corp.	124,480	6,128,150
#*	Quotient Technology Inc.	154,894	1,112,139
*	Qurate Retail, Inc.	634,821	5,113,483
	Ralph Lauren Corp.	83,751	6,179,149
#	RCI Hospitality Holdings, Inc.	7,842	98,260
#*	Red Lion Hotels Corp.	42,441	68,330
#*	Red Robin Gourmet Burgers, Inc.	31,584	462,074
	Red Rock Resorts, Inc., Class A	130,644	1,431,858
#*	Regis Corp.	95,191	1,182,272
#	Rent-A-Center, Inc.	147,211	2,930,235
*	RH	29,900	4,299,022
	Rocky Brands, Inc.	7,436	159,502

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ross Stores, Inc.	310,236	$28,343,161
#	Royal Caribbean Cruises, Ltd.	209,096	9,779,420
#*	RTW RetailWinds, Inc.	40,491	12,629
*	Rubicon Project, Inc. (The)	172,589	1,237,463
#	Ruth’s Hospitality Group, Inc.	75,815	853,298
#*	Sally Beauty Holdings, Inc.	153,680	1,492,233
#*	Scientific Games Corp., Class A	143,586	1,810,619
#*	SeaWorld Entertainment, Inc.	113,281	1,664,098
*	Select Interior Concepts, Inc., Class A	24,436	78,195
	Service Corp. International	212,643	7,812,504
*	ServiceMaster Global Holdings, Inc.	230,367	7,843,996
#*	Shake Shack, Inc., Class A	38,688	2,108,883
*	Shiloh Industries, Inc.	115,649	128,370
#	Shoe Carnival, Inc.	30,846	728,583
#	Shutterstock, Inc.	56,277	2,138,526
#	Signet Jewelers, Ltd.	115,158	1,158,489
	Six Flags Entertainment Corp.	131,590	2,633,116
*	Skechers U.S.A., Inc., Class A	255,721	7,206,218
*	Skyline Champion Corp.	99,728	1,965,639
*	Sleep Number Corp.	42,953	1,284,295
#	Sonic Automotive, Inc., Class A	139,723	2,994,264
#*	Sonos, Inc.	37,766	385,969
#*	Sportsman’s Warehouse Holdings, Inc.	127,409	912,248
#*	Stamps.com, Inc.	39,336	6,225,709
	Standard Motor Products, Inc.	50,632	2,060,216
	Starbucks Corp.	693,952	53,246,937
	Steven Madden, Ltd.	148,902	3,732,973
*	Stoneridge, Inc.	73,619	1,474,589
	Strategic Education, Inc.	36,980	5,890,914
	Strattec Security Corp.	5,496	89,585
	Superior Group of Cos, Inc.	35,580	310,258
	Superior Industries International, Inc.	185,831	262,022
#*	Sypris Solutions, Inc.	12,624	9,089
#	Tailored Brands, Inc.	81,130	134,676
*	Tandy Leather Factory, Inc.	14,264	56,628
	Tapestry, Inc.	406,786	6,052,976
	Target Corp.	480,407	52,719,864
*	Taylor Morrison Home Corp.	292,646	4,257,999
*	Tempur Sealy International, Inc.	90,246	4,850,722
#	Tenneco, Inc., Class A	133,168	691,142
*	Tesla, Inc.	41,866	32,734,188
#	Texas Roadhouse, Inc.	132,920	6,259,203
#	Thor Industries, Inc.	57,877	3,831,457
	Tiffany & Co.	148,446	18,778,419
	Tilly’s, Inc., Class A	54,254	319,556
	TJX Cos., Inc. (The)	1,002,780	49,186,359
	Toll Brothers, Inc.	251,999	6,053,016
*	TopBuild Corp.	65,045	6,061,544
#*	Town Sports International Holdings, Inc.	20,795	12,400
	Tractor Supply Co.	140,385	14,239,251
*	TravelCenters of America, Inc.	13,556	149,252
*	TRI Pointe Group, Inc.	286,512	3,289,158
#*	Tuesday Morning Corp.	104,500	75,763
	Tupperware Brands Corp.	91,580	294,888
#*	Turtle Beach Corp.	15,946	156,749
#	Twin River Worldwide Holding, Inc.	395	6,233
*	Ulta Beauty, Inc.	59,707	13,011,349
#*	Under Armour, Inc., Class A	166,465	1,734,565
*	Under Armour, Inc., Class C	224,900	2,084,823

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	58,794	$608,518
*	Unique Fabricating, Inc.	4,774	15,516
*	Universal Electronics, Inc.	29,638	1,223,457
*	Universal Technical Institute, Inc.	55,794	358,755
#*	Urban Outfitters, Inc.	267,944	4,646,149
	Vail Resorts, Inc.	52,730	9,016,830
#*	Veoneer, Inc.	117,856	1,152,632
*	Vera Bradley, Inc.	97,904	539,451
	VF Corp.	311,754	18,112,907
#*	Vince Holding Corp.	4,110	24,537
*	Vista Outdoor, Inc.	129,441	1,309,943
#*	Visteon Corp.	58,740	3,542,022
#*	VOXX International Corp.	79,250	375,645
#*	Wayfair, Inc., Class A	52,381	6,497,339
	Wendy’s Co. (The)	370,662	7,361,347
	Weyco Group, Inc.	18,839	358,506
#	Whirlpool Corp.	130,168	14,544,972
#	Williams-Sonoma, Inc.	161,307	9,975,225
	Wingstop, Inc.	49,334	5,785,398
	Winmark Corp.	6,666	999,900
#	Winnebago Industries, Inc.	59,303	2,631,274
	Wolverine World Wide, Inc.	179,001	3,667,730
#*	WW International, Inc.	104,000	2,653,040
	Wyndham Destinations, Inc.	131,103	3,352,304
	Wyndham Hotels & Resorts, Inc.	155,184	5,851,989
	Wynn Resorts, Ltd.	154,558	13,219,346
#*	YETI Holdings, Inc.	27,155	749,750
	Yum! Brands, Inc.	180,386	15,590,762
#*	ZAGG, Inc.	74,257	245,048
*	Zovio, Inc.	67,684	123,185
*	Zumiez, Inc.	58,212	1,230,602

TOTAL CONSUMER DISCRETIONARY			2,802,122,166

CONSUMER STAPLES — (6.5%)
	Alico, Inc.	15,742	461,398
	Altria Group, Inc.	1,641,210	64,417,493
	Andersons, Inc. (The)	101,833	1,728,106
	Archer-Daniels-Midland Co.	470,549	17,476,190
#	B&G Foods, Inc.	146,570	2,846,389
#*	BJ’s Wholesale Club Holdings, Inc.	178,045	4,684,364
#*	Boston Beer Co., Inc. (The), Class A	17,285	8,063,625
*	Bridgford Foods Corp.	5,919	107,844
	Brown-Forman Corp., Class A	53,539	3,036,732
#	Brown-Forman Corp., Class B	227,850	14,172,270
	Bunge, Ltd.	241,498	9,580,226
#	Calavo Growers, Inc.	32,628	1,892,424
#	Cal-Maine Foods, Inc.	74,156	3,078,216
#	Campbell Soup Co.	301,590	15,073,468
#	Casey’s General Stores, Inc.	71,921	10,889,559
*	Central Garden & Pet Co.	25,073	825,905
*	Central Garden & Pet Co., Class A	97,798	2,974,037
#*	Chefs’ Warehouse, Inc. (The)	66,165	931,603
	Church & Dwight Co., Inc.	203,621	14,251,434
	Clorox Co. (The)	135,380	25,240,247
	Coca-Cola Co. (The)	2,670,749	122,560,672
	Coca-Cola Consolidated, Inc.	15,388	3,623,412
*	Coffee Holding Co., Inc.	300	867
	Colgate-Palmolive Co.	471,504	33,132,586
	Conagra Brands, Inc.	472,988	15,816,719

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Constellation Brands, Inc., Class A	82,356	$13,563,210
	Constellation Brands, Inc., Class B	3,160	498,759
	Costco Wholesale Corp.	266,821	80,846,763
	Coty, Inc., Class A	1,007,252	5,489,523
#*	Craft Brew Alliance, Inc.	78,611	1,187,026
*	Cyanotech Corp.	800	1,768
*	Darling Ingredients, Inc.	355,484	7,319,416
*	Dean Foods Co.	1,379,359	108,969
*	Edgewell Personal Care Co.	120,734	3,333,466
#*	elf Beauty Inc.	88,378	1,155,100
#	Energizer Holdings, Inc.	54,043	2,105,515
	Estee Lauder Cos., Inc. (The), Class A	159,568	28,147,795
*	Farmer Bros Co.	62,976	581,898
#	Flowers Foods, Inc.	477,464	10,637,898
#	Fresh Del Monte Produce, Inc.	107,829	3,074,205
*	Freshpet Inc.	10,051	757,946
	General Mills, Inc.	434,315	26,011,125
#*	Hain Celestial Group, Inc. (The)	139,593	3,607,083
#*	Herbalife Nutrition, Ltd.	229,561	8,574,103
	Hershey Co. (The)	113,491	15,029,613
#	Hormel Foods Corp.	431,000	20,192,350
*	Hostess Brands, Inc.	270,799	3,255,004
#	Ingles Markets, Inc., Class A	45,302	1,849,681
	Ingredion, Inc.	149,522	12,141,186
	Inter Parfums, Inc.	56,007	2,502,953
#	J&J Snack Foods Corp.	27,447	3,486,592
	JM Smucker Co. (The)	123,758	14,221,032
	John B. Sanfilippo & Son, Inc.	19,722	1,619,768
	Kellogg Co.	308,281	20,192,406
#	Keurig Dr Pepper, Inc.	184,105	4,871,418
	Kimberly-Clark Corp.	202,280	28,011,734
	Kraft Heinz Co. (The)	417,756	12,670,539
	Kroger Co. (The)	1,534,179	48,495,398
	Lamb Weston Holdings, Inc.	109,413	6,713,582
#	Lancaster Colony Corp.	48,989	6,595,389
*	Landec Corp.	58,908	656,824
*	Lifevantage Corp.	11,327	175,569
#*	Lifeway Foods, Inc.	13,678	36,247
#	Limoneira Co.	35,823	478,237
	Mannatech, Inc.	1,435	15,426
#	McCormick & Co., Inc.	4,298	672,938
	McCormick & Co., Inc. Non-Voting	117,223	18,385,255
#	Medifast, Inc.	18,516	1,404,994
#	MGP Ingredients, Inc.	30,287	1,142,729
	Molson Coors Beverage Co., Class B	197,857	8,114,116
#	Molson Coors Brewing Co., Class A	1,162	70,621
	Mondelez International, Inc., Class A	577,565	29,709,944
*	Monster Beverage Corp.	212,304	13,122,510
#*	National Beverage Corp.	46,661	2,343,782
#*	Natura & Co. Holding SA, ADR	210,922	2,744,095
*	Natural Alternatives International, Inc.	9,699	66,923
	Natural Grocers by Vitamin Cottage, Inc.	54,081	609,493
#	Natural Health Trends Corp.	13,193	54,883
*	Nature’s Sunshine Products, Inc.	34,510	303,688
	Nu Skin Enterprises, Inc., Class A	130,288	3,805,712
#	Ocean Bio-Chem, Inc.	3,050	22,082
	Oil-Dri Corp. of America	8,525	318,750
	PepsiCo, Inc.	1,155,131	152,812,280
*	Performance Food Group Co.	240,204	7,049,987

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Philip Morris International, Inc.	813,534	$60,689,636
*	Pilgrim’s Pride Corp.	258,564	5,688,408
*	Post Holdings, Inc.	162,366	14,913,317
	PriceSmart, Inc.	54,355	3,453,717
	Procter & Gamble Co. (The)	1,579,025	186,119,677
#*	Pyxus International, Inc.	22,730	59,553
#*	Revlon, Inc., Class A	49,874	664,322
#*	RiceBran Technologies	1,380	1,780
#*	Rite Aid Corp.	52,805	756,696
	Rocky Mountain Chocolate Factory, Inc.	5,266	24,382
*	S&W Seed Co.	43,698	84,774
	Sanderson Farms, Inc.	37,030	5,041,264
	Seaboard Corp.	550	1,656,105
*	Seneca Foods Corp., Class A	18,887	679,554
*	Seneca Foods Corp., Class B	1,493	56,749
*	Simply Good Foods Co. (The)	139,041	2,620,923
	SpartanNash Co.	89,956	1,542,745
	Spectrum Brands Holdings, Inc.	145,588	6,269,019
*	Sprouts Farmers Market, Inc.	266,232	5,532,301
	Sysco Corp.	384,001	21,607,736
#	Tootsie Roll Industries, Inc.	35,684	1,253,579
*	TreeHouse Foods, Inc.	126,174	6,526,981
#	Turning Point Brands, Inc.	16,261	378,881
	Tyson Foods, Inc., Class A	240,271	14,942,453
*	United Natural Foods, Inc.	129,013	1,372,698
	United-Guardian, Inc.	1,741	25,332
	Universal Corp.	56,307	2,723,570
*	US Foods Holding Corp.	406,829	8,746,824
*	USANA Health Sciences, Inc.	43,483	3,879,553
	Vector Group, Ltd.	272,083	2,911,288
*	Veru, Inc.	32,722	105,692
#	Village Super Market, Inc., Class A	19,467	467,792
	Walgreens Boots Alliance, Inc.	485,482	21,016,516
	Walmart, Inc.	948,731	115,318,253
#	WD-40 Co.	17,112	2,982,279
#	Weis Markets, Inc.	60,371	3,020,361

TOTAL CONSUMER STAPLES			1,522,967,794

ENERGY — (3.3%)
#*	Abraxas Petroleum Corp.	115,956	36,491
	Adams Resources & Energy, Inc.	3,234	90,342
#	Amplify Energy Corp.	73,216	96,645
#*	Antero Resources Corp.	447,117	1,332,409
#	Apache Corp.	686,104	8,974,240
#*	Apergy Corp.	173,531	1,598,220
#	Arch Coal, Inc., Class A	41,639	1,215,442
	Archrock, Inc.	357,507	1,719,609
	Ardmore Shipping Corp.	67,647	445,117
*	Aspen Aerogels, Inc.	34,067	190,775
	Baker Hughes Co.	551,094	7,687,761
#	Berry Corp.	86,019	295,045
#*	Bonanza Creek Energy, Inc.	50,873	888,243
	Cabot Oil & Gas Corp.	586,556	12,681,341
	Cactus, Inc., Class A	56,355	1,001,992
#*	California Resources Corp.	70,009	196,025
#*	Callon Petroleum Co.	1,476,306	1,387,285
#*	Centennial Resource Development, Inc., Class A	432,208	510,005
*	Cheniere Energy, Inc.	194,072	9,061,222
#*	Chesapeake Energy Corp.	11,017	192,797

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Chevron Corp.	1,555,215	$143,079,780
	Cimarex Energy Co.	173,207	4,402,922
*	Clean Energy Fuels Corp.	435,733	939,005
*	CNX Resources Corp.	445,535	4,722,671
	Concho Resources, Inc.	198,284	11,246,668
	ConocoPhillips	1,318,202	55,496,304
#*	CONSOL Energy, Inc.	77,032	584,673
#*	Contango Oil & Gas Co.	156,462	319,182
#	Continental Resources, Inc.	277,636	4,550,454
#	Core Laboratories NV	62,466	1,224,958
	CVR Energy, Inc.	189,290	4,514,566
#*	Dawson Geophysical Co.	181,860	230,962
#	Delek US Holdings, Inc.	193,372	4,515,236
#*	Denbury Resources, Inc.	1,142,340	406,102
	Devon Energy Corp.	712,574	8,885,798
#	DHT Holdings, Inc.	441,012	3,201,747
#*	Diamond Offshore Drilling, Inc.	311,149	73,089
	Diamondback Energy, Inc.	78,642	3,424,073
#	DMC Global, Inc.	32,821	847,110
*	Dorian LPG, Ltd.	123,782	1,174,691
#*	Dril-Quip, Inc.	111,708	3,700,886
#*	Earthstone Energy, Inc., Class A	53,052	122,550
	EnLink Midstream LLC	258,961	574,893
	EOG Resources, Inc.	656,781	31,203,665
#*	Epsilon Energy, Ltd.	60,463	177,157
#	EQT Corp.	380,764	5,555,347
#	Equitrans Midstream Corp.	182,250	1,527,255
*	Era Group, Inc.	46,346	237,292
	Evolution Petroleum Corp.	65,263	193,831
*	Exterran Corp.	103,161	701,495
#*	Extraction Oil & Gas, Inc.	183,432	97,146
	Exxon Mobil Corp.	2,581,192	119,947,992
*	Forum Energy Technologies, Inc.	380,858	163,769
*	Frank’s International NV	408,700	993,141
#	GasLog, Ltd.	156,301	722,111
*	Geospace Technologies Corp.	24,656	153,114
#*	Goodrich Petroleum Corp.	25,923	220,605
#	Green Plains, Inc.	115,218	676,330
*	Gulf Island Fabrication, Inc.	82,156	248,111
#*	Gulfport Energy Corp.	524,454	1,339,980
#	Hallador Energy Co.	65,926	50,216
	Halliburton Co.	832,741	8,743,780
#*	Helix Energy Solutions Group, Inc.	332,479	844,497
#	Helmerich & Payne, Inc.	193,524	3,825,969
	Hess Corp.	340,102	16,542,561
#*	HighPoint Resources Corp.	372,807	123,623
	HollyFrontier Corp.	326,335	10,782,108
#*	Independence Contract Drilling, Inc.	2,220	17,294
	International Seaways, Inc.	66,033	1,597,999
#*	ION Geophysical Corp.	85,439	172,587
	Kinder Morgan, Inc.	1,253,736	19,094,399
#*	KLX Energy Services Holdings, Inc.	51,463	66,902
	Kosmos Energy, Ltd.	816,064	1,346,506
#*	Laredo Petroleum, Inc.	738,641	805,119
#	Liberty Oilfield Services, Inc., Class A	59,950	282,964
#*	Lonestar Resources US, Inc., Class A	71,328	53,960
#	Mammoth Energy Services, Inc.	44,723	37,567
	Marathon Oil Corp.	1,269,523	7,769,481
	Marathon Petroleum Corp.	628,210	20,152,977

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Matador Resources Co.	313,270	$2,205,421
*	Matrix Service Co.	61,721	644,367
#*	Mexco Energy Corp.	684	1,662
*	Mitcham Industries, Inc.	58,960	56,602
#*	Montage Resources Corp.	19,882	135,794
#	Murphy Oil Corp.	343,106	4,069,237
#	Nabors Industries, Ltd.	27,031	398,177
	NACCO Industries, Inc., Class A	14,146	497,232
	National Oilwell Varco, Inc.	504,482	6,376,652
*	Natural Gas Services Group, Inc.	26,712	169,621
	Navios Maritime Acquisition Corp.	4,219	23,078
#*	NCS Multistage Holdings, Inc.	2,971	1,991
*	Newpark Resources, Inc.	201,747	308,673
*	NexTier Oilfield Solutions, Inc.	530,479	1,230,711
#*	Noble Corp. P.L.C.	604,069	155,850
	Noble Energy, Inc.	552,260	5,417,671
#	Nordic American Tankers, Ltd.	66,157	398,265
#*	Northern Oil and Gas, Inc.	889,706	744,862
#*	Oasis Petroleum, Inc.	958,547	674,721
#	Occidental Petroleum Corp.	962,735	15,981,401
*	Oceaneering International, Inc.	467,889	2,404,949
*	Oil States International, Inc.	233,072	801,768
	ONEOK, Inc.	384,207	11,499,315
*	Overseas Shipholding Group, Inc., Class A	64,872	162,180
#*	Pacific Ethanol, Inc.	46,464	16,448
	Panhandle Oil and Gas, Inc., Class A	37,570	162,678
*	Par Pacific Holdings, Inc.	126,281	1,227,451
	Parsley Energy, Inc., Class A	539,657	5,099,759
#	Patterson-UTI Energy, Inc.	413,771	1,526,815
#	PBF Energy, Inc., Class A	329,983	3,761,806
#*	PDC Energy, Inc.	272,743	3,542,932
#	Peabody Energy Corp.	252,717	856,711
#*	Penn Virginia Corp.	41,437	260,639
	Phillips 66	273,770	20,031,751
	Pioneer Natural Resources Co.	185,031	16,525,119
*	PrimeEnergy Resources Corp.	2,614	163,323
#*	Profire Energy, Inc.	14,618	11,329
*	ProPetro Holding Corp.	236,107	1,001,094
	QEP Resources, Inc.	543,567	535,957
*	Quintana Energy Services, Inc.	27,342	26,248
#	Range Resources Corp.	593,076	3,457,633
*	Ranger Energy Services, Inc.	10,562	44,466
#*	Renewable Energy Group, Inc.	98,363	2,440,386
*	REX American Resources Corp.	8,700	517,476
*	RigNet, Inc.	29,866	40,319
#*	Ring Energy, Inc.	128,562	115,873
#	RPC, Inc.	303,539	1,035,068
*	SandRidge Energy, Inc.	86,559	172,252
	Schlumberger, Ltd.	1,028,024	17,291,364
#	Scorpio Tankers, Inc.	132,288	2,895,784
*	SEACOR Holdings, Inc.	42,854	1,211,054
*	SEACOR Marine Holdings, Inc.	66,335	207,629
#*	Select Energy Services, Inc., Class A	190,039	912,187
#	SFL Corp., Ltd.	263,890	2,979,318
#*	SilverBow Resources, Inc.	16,003	86,576
#	SM Energy Co.	403,714	1,635,042
#*	Smart Sand, Inc.	48,900	40,587
#	Solaris Oilfield Infrastructure, Inc., Class A	67,049	458,615
#*	Southwestern Energy Co.	1,977,940	6,388,746

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Talos Energy, Inc.	151,755	$1,728,489
	Targa Resources Corp.	315,948	4,094,686
	TechnipFMC P.L.C.	433,108	3,858,992
#*	Teekay Corp.	111,937	416,406
#*	Teekay Tankers, Ltd., Class A	90,538	1,838,827
*	TETRA Technologies, Inc.	315,099	153,233
#*	Tidewater, Inc.	82,488	475,131
#*	Transocean, Ltd.	763,592	977,398
#*	Unit Corp.	245,928	83,124
#	US Silica Holdings, Inc.	198,276	380,690
*	VAALCO Energy, Inc.	15,862	14,710
#	Valaris P.L.C.	767,424	349,562
	Valero Energy Corp.	426,258	27,003,444
#*	W&T Offshore, Inc.	260,842	722,532
	Williams Cos., Inc. (The)	799,888	15,493,831
	World Fuel Services Corp.	148,419	3,710,475
#*	WPX Energy, Inc.	992,834	6,086,072

TOTAL ENERGY			782,736,413

FINANCIALS — (12.5%)
*	1347 Property Insurance Holdings, Inc.	1,369	6,571
	1st Constitution Bancorp	16,553	210,223
	1st Source Corp.	59,316	2,060,045
	ACNB Corp.	13,445	375,922
	Affiliated Managers Group, Inc.	66,804	4,673,608
	Aflac, Inc.	452,742	16,860,112
	Alleghany Corp.	13,054	6,967,050
#	Allegiance Bancshares, Inc.	44,467	1,115,232
	Allstate Corp. (The)	275,243	27,997,718
	Ally Financial, Inc.	566,494	9,284,837
*	A-Mark Precious Metals, Inc.	8,896	131,661
*	Ambac Financial Group, Inc.	25,628	440,802
	American Equity Investment Life Holding Co.	190,721	4,008,955
	American Express Co.	534,804	48,800,865
	American Financial Group, Inc.	119,839	7,938,135
	American International Group, Inc.	525,775	13,370,458
	American National Bankshares, Inc.	22,485	601,474
	American National Insurance Co.	27,596	2,221,478
	American River Bankshares	8,283	77,943
	Ameriprise Financial, Inc.	234,293	26,929,637
	Ameris Bancorp	156,859	3,988,924
	AMERISAFE, Inc.	37,926	2,414,748
	AmeriServ Financial, Inc.	8,436	26,911
	Ames National Corp.	17,858	378,590
	Aon P.L.C.	166,763	28,794,967
*	Arch Capital Group, Ltd.	332,731	7,995,526
	Ares Management Corp., Class A	94,871	3,182,922
	Argo Group International Holdings, Ltd.	75,102	2,655,607
	Arrow Financial Corp.	30,445	867,683
	Arthur J Gallagher & Co.	190,532	14,956,762
	Artisan Partners Asset Management, Inc., Class A	82,619	2,432,303
	Associated Banc-Corp.	277,595	3,925,193
#	Associated Capital Group, Inc., Class A	5,637	215,728
	Assurant, Inc.	102,412	10,880,251
	Assured Guaranty, Ltd.	207,386	6,165,586
*	Asta Funding, Inc.	1,215	14,082
*	Athene Holding, Ltd., Class A	222,387	6,004,449
	Atlantic American Corp.	2,737	4,899
*	Atlantic Capital Bancshares, Inc.	57,342	719,642

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Atlantic Union Bankshares Corp.	170,826	$4,077,617
*	Atlanticus Holdings Corp.	14,132	227,525
	Auburn National BanCorp, Inc.	1,203	51,946
	Axis Capital Holdings, Ltd.	137,209	5,021,849
*	Axos Financial, Inc.	141,091	3,252,148
#	Banc of California, Inc.	108,829	1,133,998
	BancFirst Corp.	63,148	2,431,830
	Bancorp 34, Inc.	1,370	14,138
*	Bancorp, Inc. (The)	151,240	1,054,143
	BancorpSouth Bank	159,590	3,493,425
	Bank of America Corp.	5,056,070	121,598,484
	Bank of Commerce Holdings	33,443	257,177
#	Bank of Hawaii Corp.	70,491	4,806,076
	Bank of Marin Bancorp	24,066	793,215
	Bank of New York Mellon Corp. (The)	632,620	23,748,555
	Bank of NT Butterfield & Son, Ltd. (The)	122,550	2,697,326
	Bank of Princeton (The)	9,863	207,123
#	Bank of South Carolina Corp.	5,861	97,000
	Bank of the James Financial Group, Inc.	3,058	33,149
	Bank OZK	227,261	5,140,644
	BankFinancial Corp.	29,449	243,543
	BankUnited, Inc.	186,055	3,685,750
	Bankwell Financial Group, Inc.	8,501	129,640
	Banner Corp.	79,398	3,051,265
	Bar Harbor Bankshares	22,343	410,664
*	Baycom Corp.	2,513	30,985
	BCB Bancorp, Inc.	29,823	301,809
*	Berkshire Hathaway, Inc., Class B	1,174,087	219,976,940
	Berkshire Hills Bancorp, Inc.	114,772	1,955,715
	BGC Partners, Inc., Class A	636,889	1,971,171
	BlackRock, Inc.	56,357	28,293,468
	Blackstone Group, Inc. (The), Class A	264,924	13,839,630
*	Blucora, Inc.	54,213	762,777
#	BOK Financial Corp.	97,679	5,058,795
	Boston Private Financial Holdings, Inc.	200,823	1,526,255
	Bridge Bancorp, Inc.	43,043	890,560
*	Bridgewater Bancshares, Inc.	13,739	139,176
*	Brighthouse Financial, Inc.	138,514	3,561,195
*	BrightSphere Investment Group P.L.C.	162,492	1,204,066
	Brookline Bancorp, Inc.	184,809	1,886,900
	Brown & Brown, Inc.	285,531	10,253,418
	Bryn Mawr Bank Corp.	45,559	1,326,450
	C&F Financial Corp.	6,412	228,011
	Cadence BanCorp	287,167	1,901,046
»	Calamos Asset Management, Inc., Class A	19,363	0
#	Cambridge Bancorp	533	29,731
	Camden National Corp.	33,820	1,107,605
*	Cannae Holdings, Inc.	162,878	5,138,801
#	Capital City Bank Group, Inc.	34,927	769,791
	Capital One Financial Corp.	337,722	21,870,877
	Capitol Federal Financial, Inc.	321,693	3,857,099
	Capstar Financial Holdings, Inc.	35,598	406,173
	Carolina Financial Corp.	52,445	1,774,214
	Cathay General Bancorp	134,527	3,755,994
	Cboe Global Markets, Inc.	92,718	9,214,315
	CBTX, Inc.	12,697	229,308
#	CCUR Holdings, Inc.	5,951	20,680
	CenterState Bank Corp.	204,803	3,561,524
*	Central Federal Corp.	2,535	30,369

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	40,190	$702,923
	Central Valley Community Bancorp	13,713	200,621
	Century Bancorp, Inc., Class A	7,876	588,258
	Charles Schwab Corp. (The)	759,891	28,663,089
	Chemung Financial Corp.	9,008	220,696
	Chubb, Ltd.	273,186	29,506,820
	Cincinnati Financial Corp.	118,249	7,780,784
	CIT Group, Inc.	179,287	3,402,867
	Citigroup, Inc.	1,282,084	62,257,999
	Citizens & Northern Corp.	13,301	237,822
	Citizens Community Bancorp, Inc.	18,370	141,449
	Citizens Financial Group, Inc.	371,545	8,318,893
#	Citizens Holding Co.	1,272	25,822
#*	Citizens, Inc.	39,312	218,575
#	City Holding Co.	32,787	2,216,073
	Civista Bancshares, Inc.	27,140	416,056
	CME Group, Inc.	152,641	27,202,153
	CNA Financial Corp.	44,270	1,398,047
	CNB Financial Corp.	32,003	567,733
	CNO Financial Group, Inc.	184,317	2,591,497
*	Coastal Financial Corp.	3,622	47,557
	Codorus Valley Bancorp, Inc.	17,121	240,550
	Cohen & Steers, Inc.	101,429	5,856,510
	Colony Bankcorp, Inc.	13,348	168,185
#	Columbia Banking System, Inc.	162,110	4,375,349
	Comerica, Inc.	198,601	6,923,231
#	Commerce Bancshares, Inc.	201,085	12,304,391
	Commercial National Financial Corp.	847	14,314
#	Community Bank System, Inc.	115,803	7,236,529
	Community Bankers Trust Corp.	39,875	222,901
	Community Financial Corp. (The)	9,835	228,172
*	Community First Bancshares, Inc.	8,736	62,637
	Community Trust Bancorp, Inc.	39,856	1,351,118
	Community West Bancshares	9,137	63,137
	ConnectOne Bancorp, Inc.	97,245	1,452,840
#*	Consumer Portfolio Services, Inc.	157,440	466,022
#	County Bancorp, Inc.	12,334	240,513
#	Cowen, Inc., Class A	33,497	366,792
	Crawford & Co., Class A	75,829	539,902
	Crawford & Co., Class B	53,098	350,447
#*	Credit Acceptance Corp.	31,476	9,806,977
#	Cullen/Frost Bankers, Inc.	97,374	6,997,296
*	Customers Bancorp, Inc.	71,646	914,203
	CVB Financial Corp.	243,472	5,060,566
	Diamond Hill Investment Group, Inc.	10,114	1,108,090
	Dime Community Bancshares, Inc.	85,536	1,405,356
	Discover Financial Services	516,518	22,194,778
	Donegal Group, Inc., Class A	122,002	1,747,069
#	Donegal Group, Inc., Class B	2,147	28,877
#*	Donnelley Financial Solutions, Inc.	92,759	675,286
	E*TRADE Financial Corp.	351,052	14,256,222
	Eagle Bancorp Montana, Inc.	10,879	189,295
	Eagle Bancorp, Inc.	71,593	2,511,482
	East West Bancorp, Inc.	229,404	8,045,198
	Eaton Vance Corp.	208,695	7,659,107
*	eHealth, Inc.	34,428	3,673,468
*	Elevate Credit, Inc.	58,383	109,176
#	Elmira Savings Bank	3,961	52,483
	Employers Holdings, Inc.	66,819	2,029,293

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Encore Capital Group, Inc.	65,240	$1,694,935
*	Enova International, Inc.	93,723	1,503,317
*	Enstar Group, Ltd.	26,644	3,853,255
	Enterprise Bancorp, Inc.	8,490	205,034
	Enterprise Financial Services Corp.	58,753	1,806,067
	Equitable Holdings, Inc.	140,918	2,581,618
*	Equity Bancshares, Inc., Class A	33,162	621,456
	Erie Indemnity Co., Class A	54,374	9,681,834
*	Esquire Financial Holdings, Inc.	10,386	170,538
	ESSA Bancorp, Inc.	9,594	115,128
	Essent Group, Ltd.	161,779	4,419,802
	Evans Bancorp, Inc.	8,786	243,987
	Evercore, Inc., Class A	85,610	4,417,476
	Everest Re Group, Ltd.	39,665	6,867,201
#*	EZCORP, Inc., Class A	137,118	767,861
#	FactSet Research Systems, Inc.	37,839	10,405,725
#	Farmers & Merchants Bancorp, Inc.	1,121	26,904
	Farmers National Banc Corp.	27,473	340,390
	Fauquier Bankshares, Inc.	1,888	27,735
#	FB Financial Corp.	68,781	1,536,568
	FBL Financial Group, Inc., Class A	54,406	2,126,186
	Federal Agricultural Mortgage Corp., Class A	1,374	85,580
	Federal Agricultural Mortgage Corp., Class C	20,856	1,389,635
	Federated Hermes, Inc., Class B	262,070	5,967,334
	FedNat Holding Co.	36,099	437,520
*	FFBW, Inc.	7,231	62,114
#	Fidelity D&D Bancorp, Inc.	1,322	51,003
	Fidelity National Financial, Inc.	320,078	8,658,110
	Fifth Third Bancorp	831,915	15,548,491
	Financial Institutions, Inc.	41,909	810,939
	First American Financial Corp.	203,664	9,392,984
	First Bancorp	68,671	1,825,962
	First BanCorp	479,927	2,797,974
	First Bancorp, Inc.	21,518	471,244
	First Bancshares, Inc.	200	2,725
	First Bancshares, Inc. (The)	9,134	181,949
	First Bank	19,222	152,238
	First Busey Corp.	123,663	2,277,872
	First Business Financial Services, Inc.	16,313	280,257
#	First Capital, Inc.	3,880	193,418
	First Choice Bancorp	7,938	120,816
	First Citizens BancShares, Inc., Class A	19,099	7,295,818
	First Commonwealth Financial Corp.	236,665	2,253,051
	First Community Bancshares, Inc.	39,477	930,473
	First Community Corp.	13,022	201,841
	First Defiance Financial Corp.	85,321	1,482,879
	First Financial Bancorp	215,524	3,314,759
	First Financial Bankshares, Inc.	212,046	5,905,481
	First Financial Corp.	12,021	426,986
	First Financial Northwest, Inc.	14,137	138,825
	First Foundation, Inc.	97,966	1,348,012
	First Hawaiian, Inc.	177,102	3,115,224
#	First Horizon National Corp.	519,849	4,720,229
	First Internet Bancorp	19,229	301,895
	First Interstate BancSystem, Inc., Class A	86,841	2,935,226
	First Merchants Corp.	123,841	3,505,939
	First Mid Bancshares, Inc.	19,699	525,963
	First Midwest Bancorp, Inc.	236,280	3,492,218
	First Northwest Bancorp	19,278	224,589

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First of Long Island Corp. (The)	52,643	$831,233
	First Republic Bank	144,439	15,063,543
	First Savings Financial Group, Inc.	905	39,313
	First United Corp.	12,304	188,866
	First US Bancshares, Inc.	5,297	39,304
*	First Western Financial, Inc.	526	6,575
	FirstCash, Inc.	72,932	5,239,435
	Flagstar Bancorp, Inc.	124,801	3,233,594
	Flushing Financial Corp.	85,352	1,066,046
	FNB Corp.	525,072	4,247,833
	Franklin Financial Network, Inc.	31,196	739,969
#	Franklin Resources, Inc.	471,874	8,890,106
	FS Bancorp, Inc.	9,089	381,284
	Fulton Financial Corp.	386,777	4,521,423
*	FVCBankcorp, Inc.	1,234	14,203
#	GAIN Capital Holdings, Inc.	69,790	456,427
*	GAINSCO, Inc.	513	13,210
	GAMCO Investors, Inc., Class A	20,016	259,007
*	Genworth Financial, Inc., Class A	554,579	2,013,122
	German American Bancorp, Inc.	58,488	1,738,848
#	Glacier Bancorp, Inc.	156,747	5,968,926
	Global Indemnity, Ltd.	19,910	489,587
	Globe Life, Inc.	88,580	7,293,677
	Goldman Sachs Group, Inc. (The)	190,638	34,966,822
#*	Goosehead Insurance, Inc., Class A	12,266	688,613
*	Great Elm Capital Group, Inc.	33,083	63,189
	Great Southern Bancorp, Inc.	32,348	1,377,054
	Great Western Bancorp, Inc.	124,780	2,345,864
*	Green Dot Corp., Class A	116,002	3,538,061
	Greenhill & Co., Inc.	62,640	668,369
#*	Greenlight Capital Re, Ltd., Class A	91,104	593,998
	Guaranty Bancshares, Inc.	10,937	294,971
	Guaranty Federal Bancshares, Inc.	6,257	97,046
*	Hallmark Financial Services, Inc.	16,543	71,466
#	Hamilton Lane, Inc., Class A	33,121	2,147,897
	Hancock Whitney Corp.	162,181	3,391,205
	Hanmi Financial Corp.	77,679	937,586
	Hanover Insurance Group, Inc. (The)	76,878	7,717,014
#*	HarborOne Bancrop, Inc.	45,499	364,902
	Hartford Financial Services Group, Inc. (The)	527,044	20,022,402
	Hawthorn Bancshares, Inc.	10,103	183,875
#	HCI Group, Inc.	21,758	906,221
	Heartland Financial USA, Inc.	82,829	2,813,701
#	Hennessy Advisors, Inc.	13,944	111,273
	Heritage Commerce Corp.	124,389	1,104,574
	Heritage Financial Corp.	80,645	1,616,932
	Heritage Insurance Holdings, Inc.	63,831	723,844
	Hilltop Holdings, Inc.	177,004	3,416,177
	Hingham Institution For Savings (The)	3,464	530,061
*	HMN Financial, Inc.	6,890	106,795
	Home Bancorp, Inc.	14,364	364,846
	Home BancShares, Inc.	340,401	5,218,347
	Home Federal Bancorp, Inc.	1,074	26,716
	HomeStreet, Inc.	50,976	1,302,437
	HomeTrust Bancshares, Inc.	761	11,697
	Hope Bancorp, Inc.	273,433	2,720,658
	Horace Mann Educators Corp.	92,110	3,238,588
	Horizon Bancorp, Inc.	100,326	1,141,710
	Houlihan Lokey, Inc.	61,437	3,648,129

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Howard Bancorp, Inc.	31,934	$356,703
	Huntington Bancshares, Inc.	1,151,885	10,643,417
	IBERIABANK Corp.	87,670	3,634,798
#*	ICC Holdings, Inc.	1,000	10,400
#	IF Bancorp, Inc.	2,855	47,108
	Independence Holding Co.	20,781	574,802
	Independent Bank Corp.	55,436	4,040,730
	Independent Bank Corp.	53,637	787,928
#	Independent Bank Group, Inc.	90,327	2,737,811
#	Interactive Brokers Group, Inc., Class A	126,636	5,192,076
	Intercontinental Exchange, Inc.	306,056	27,376,709
	International Bancshares Corp.	148,121	4,294,028
*	INTL. FCStone, Inc.	34,586	1,382,057
	Invesco, Ltd.	471,520	4,064,502
	Investar Holding Corp.	18,897	237,157
	Investors Bancorp, Inc.	496,062	4,618,337
	Investors Title Co.	3,752	502,393
	James River Group Holdings, Ltd.	68,407	2,427,080
#	Janus Henderson Group P.L.C.	263,590	4,718,261
	Jefferies Financial Group, Inc.	412,078	5,653,710
	JPMorgan Chase & Co.	2,680,883	256,721,356
	Kearny Financial Corp.	226,848	2,109,686
	Kemper Corp.	117,886	7,924,297
	Kentucky First Federal Bancorp	6,958	42,026
	KeyCorp	826,800	9,632,220
	Kingstone Cos., Inc.	16,836	82,496
	Kinsale Capital Group, Inc.	24,552	2,666,838
	KKR & Co., Inc., Class A	197,127	4,969,572
#	Lake Shore Bancorp, Inc.	2,985	37,984
	Lakeland Bancorp, Inc.	109,407	1,224,264
#	Lakeland Financial Corp.	51,149	2,165,137
	Landmark Bancorp, Inc.	6,246	137,225
	Lazard, Ltd., Class A	215,792	5,934,280
	LCNB Corp.	24,728	354,600
	Legg Mason, Inc.	261,428	13,026,957
#*	LendingClub Corp.	154,857	1,187,753
#*	LendingTree, Inc.	13,129	3,273,979
	Level One Bancorp, Inc.	7,157	129,613
*	Limestone Bancorp, Inc.	8,255	101,124
	Lincoln National Corp.	166,409	5,902,527
#	Live Oak Bancshares, Inc.	81,213	1,132,921
	Loews Corp.	248,834	8,624,586
	LPL Financial Holdings, Inc.	172,583	10,392,948
	M&T Bank Corp.	146,067	16,371,189
	Macatawa Bank Corp.	68,654	527,263
	Mackinac Financial Corp.	18,037	186,142
*	Magyar Bancorp, Inc.	3,261	29,349
#*	Maiden Holdings, Ltd.	225,364	254,661
#*	MainStreet Bancshares, Inc.	901	13,533
*	Malvern Bancorp, Inc.	13,382	175,973
#	Manning & Napier, Inc.	13,893	49,042
*	Markel Corp.	9,716	8,412,501
	MarketAxess Holdings, Inc.	35,693	16,240,672
	Marlin Business Services Corp.	24,496	260,637
	Marsh & McLennan Cos., Inc.	304,885	29,674,457
#*	MBIA, Inc.	296,282	2,411,735
	Mercantile Bank Corp.	34,968	825,245
	Mercury General Corp.	124,479	5,098,660
	Meridian Bancorp, Inc.	126,227	1,486,954

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Meta Financial Group, Inc.	76,839	$1,415,374
	MetLife, Inc.	475,995	17,173,900
*	Metropolitan Bank Holding Corp.	3,159	79,259
	MGIC Investment Corp.	174,562	1,276,048
	Mid Penn Bancorp, Inc.	997	19,541
	Middlefield Banc Corp.	11,702	201,860
	Midland States Bancorp, Inc.	27,625	448,078
	MidWestOne Financial Group, Inc.	14,231	297,001
#*	MMA Capital Holdings, Inc.	10,053	256,452
	Moelis & Co., Class A	98,233	2,934,220
	Moody’s Corp.	129,454	31,573,831
	Morgan Stanley	794,834	31,340,305
	Morningstar, Inc.	75,621	11,793,851
#*	Mr Cooper Group, Inc.	20,870	199,935
	MSB Financial Corp.	7,116	92,437
	MSCI, Inc.	73,583	24,061,641
	MVB Financial Corp.	18,456	253,401
	Nasdaq, Inc.	165,957	18,200,504
	National Bank Holdings Corp., Class A	69,250	1,840,665
	National Bankshares, Inc.	2,559	76,719
	National General Holdings Corp.	186,984	3,558,306
*	National Holdings Corp.	4,900	6,958
#	National Security Group, Inc. (The)	312	4,992
	National Western Life Group, Inc., Class A	7,619	1,468,410
#	Navient Corp.	431,013	3,284,319
	NBT Bancorp, Inc.	98,828	3,274,172
	Nelnet, Inc., Class A	73,851	3,555,926
	New York Community Bancorp, Inc.	742,765	8,066,428
»	NewStar Financial, Inc.	71,934	50,519
*	NI Holdings, Inc.	14,645	197,854
*	Nicholas Financial, Inc.	9,629	55,656
#*	Nicolet Bankshares, Inc.	14,133	777,598
*	NMI Holdings, Inc., Class A	135,194	1,827,823
*	Northeast Bank	16,291	272,874
	Northern Trust Corp.	233,466	18,481,169
	Northfield Bancorp, Inc.	130,203	1,467,388
	Northrim BanCorp, Inc.	8,802	206,407
#	Northwest Bancshares, Inc.	284,812	3,021,857
	Norwood Financial Corp.	4,680	110,565
#	Oak Valley Bancorp	8,602	112,342
	OceanFirst Financial Corp.	133,774	2,254,092
	Oconee Federal Financial Corp.	365	6,745
*	Ocwen Financial Corp.	122,431	51,629
	OFG Bancorp	119,151	1,498,920
	Ohio Valley Banc Corp.	5,333	134,392
#	Old National Bancorp	352,951	5,001,316
	Old Point Financial Corp.	2,092	33,702
	Old Republic International Corp.	488,631	7,793,664
	Old Second Bancorp, Inc.	4,388	36,113
*	On Deck Capital, Inc.	180,875	218,859
	OneMain Holdings, Inc.	299,718	7,256,173
	Oppenheimer Holdings, Inc., Class A	13,697	281,884
	Opus Bank	84,211	1,618,535
	Origin Bancorp, Inc.	3,001	66,892
	Orrstown Financial Services, Inc.	21,101	324,955
*	Pacific Mercantile Bancorp	39,209	157,228
	Pacific Premier Bancorp, Inc.	131,942	2,816,962
	PacWest Bancorp	172,640	3,494,234
#	Park National Corp.	35,587	2,846,248

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	25,939	$365,481
	Pathfinder Bancorp, Inc.	4,141	41,369
	Patriot National Bancorp, Inc.	1,773	10,124
#	PB Bancorp, Inc.	10,182	155,276
	PCB Bancorp	3,606	33,824
	PCSB Financial Corp.	28,016	382,418
	Peapack-Gladstone Financial Corp.	40,657	767,198
	Penns Woods Bancorp, Inc.	12,528	286,891
	Pennymac Financial Services, Inc.	119,598	3,608,272
	Peoples Bancorp of North Carolina, Inc.	6,872	119,573
	Peoples Bancorp, Inc.	44,002	1,069,689
	Peoples Financial Services Corp.	1,679	62,140
	People’s United Financial, Inc.	678,625	8,611,751
	People’s Utah Bancorp	20,747	445,646
	Pinnacle Financial Partners, Inc.	122,639	4,936,220
	Piper Sandler Cos	33,328	1,796,712
	PJT Partners, Inc., Class A	17,127	833,057
#	Plumas Bancorp	9,875	177,750
	PNC Financial Services Group, Inc. (The)	261,177	27,859,751
*	Ponce de Leon Federal Bank	27,141	249,969
	Popular, Inc.	152,466	5,883,663
#*	PRA Group, Inc.	102,429	2,841,380
	Preferred Bank	32,744	1,249,184
	Premier Financial Bancorp, Inc.	23,639	307,307
	Primerica, Inc.	100,384	10,430,901
	Principal Financial Group, Inc.	278,401	10,136,580
	ProAssurance Corp.	120,584	2,579,292
	Progressive Corp. (The)	433,468	33,507,076
#	Prosperity Bancshares, Inc.	165,092	9,893,964
#	Protective Insurance Corp., Class A	1,488	27,960
	Protective Insurance Corp., Class B	19,634	306,683
#*	Provident Bancorp, Inc.	24,763	236,239
	Provident Financial Holdings, Inc.	16,764	218,770
	Provident Financial Services, Inc.	153,221	2,198,721
	Prudential Bancorp, Inc.	14,780	181,794
	Prudential Financial, Inc.	247,325	15,425,660
	Pzena Investment Management, Inc., Class A	8,560	42,115
	QCR Holdings, Inc.	35,080	1,079,762
	Radian Group, Inc.	139,181	2,084,931
*	Randolph Bancorp, Inc.	7,527	75,421
	Raymond James Financial, Inc.	155,853	10,273,830
	RBB Bancorp	3,020	39,018
*	Regional Management Corp.	32,863	523,836
	Regions Financial Corp.	983,542	10,573,077
	Reinsurance Group of America, Inc.	76,308	7,987,921
	RenaissanceRe Holdings, Ltd.	51,219	7,478,486
	Renasant Corp.	123,507	3,239,589
	Republic Bancorp, Inc., Class A	30,924	1,030,697
*	Republic First Bancorp, Inc.	110,290	290,063
	Riverview Bancorp, Inc.	55,990	309,625
	RLI Corp.	70,993	5,170,420
	S&P Global, Inc.	185,488	54,325,725
	S&T Bancorp, Inc.	86,264	2,304,111
#	Safeguard Scientifics, Inc.	45,232	320,695
	Safety Insurance Group, Inc.	37,595	3,162,491
	Salisbury Bancorp, Inc.	4,314	145,598
	Sandy Spring Bancorp, Inc.	80,469	2,051,960
	Santander Consumer USA Holdings, Inc.	533,767	8,321,428
	SB Financial Group, Inc.	9,396	137,182

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SB One Bancorp	21,162	$390,016
*	Seacoast Banking Corp. of Florida	56,533	1,270,297
*	Security National Financial Corp., Class A	19,268	112,140
	SEI Investments Co.	175,448	8,940,830
*	Select Bancorp, Inc.	35,213	288,747
	Selective Insurance Group, Inc.	111,647	5,596,864
#	ServisFirst Bancshares, Inc.	95,641	3,397,168
	Severn Bancorp, Inc.	18,007	102,640
	Shore Bancshares, Inc.	23,908	265,379
#*	Siebert Financial Corp.	3,562	20,303
	Sierra Bancorp	32,365	657,010
	Signature Bank	68,898	7,384,488
	Silvercrest Asset Management Group, Inc., Class A	14,147	144,016
#	Simmons First National Corp., Class A	207,754	3,885,000
	SLM Corp.	949,216	7,916,461
	SmartFinancial, Inc.	11,445	165,495
	Sound Financial Bancorp, Inc.	3,278	85,228
	South State Corp.	70,122	4,055,857
*	Southern First Bancshares, Inc.	15,008	437,633
	Southern Missouri Bancorp, Inc.	8,071	191,525
	Southern National Bancorp of Virginia, Inc.	40,303	405,851
#	Southside Bancshares, Inc.	77,652	2,361,397
*	Spirit of Texas Bancshares, Inc.	12,540	144,085
	Standard AVB Financial Corp.	3,796	96,039
	State Auto Financial Corp.	98,142	2,462,383
	State Street Corp.	274,944	17,332,470
	Sterling Bancorp	395,704	4,879,030
	Sterling Bancorp, Inc.	6,151	22,205
	Stewart Information Services Corp.	63,842	2,034,006
	Stifel Financial Corp.	125,704	5,566,173
	Stock Yards Bancorp, Inc.	53,081	1,753,796
	Summit Financial Group, Inc.	8,032	141,845
	Summit State Bank	6,914	69,140
#*	SVB Financial Group	72,869	14,076,105
	Synchrony Financial	929,860	18,401,929
	Synovus Financial Corp.	326,305	6,855,668
	T Rowe Price Group, Inc.	175,207	20,259,185
	TCF Financial Corp.	291,351	8,650,211
	TD Ameritrade Holding Corp.	370,587	14,552,952
	Territorial Bancorp, Inc.	19,133	480,812
#	Teton Advisors, Inc., Class A	29	1,291
*	Texas Capital Bancshares, Inc.	97,717	2,714,578
#	TFS Financial Corp.	212,789	2,904,570
*	Third Point Reinsurance, Ltd.	213,191	1,586,141
	Timberland Bancorp, Inc.	15,487	299,673
	Tiptree, Inc.	80,023	511,347
#	Tompkins Financial Corp.	29,901	2,018,617
	Towne Bank	164,872	3,330,414
	Travelers Cos., Inc. (The)	318,553	32,240,749
	TriCo Bancshares	66,785	2,011,564
*	TriState Capital Holdings, Inc.	66,192	941,250
*	Triumph Bancorp, Inc.	58,000	1,607,180
	Truist Financial Corp.	830,014	30,976,123
#*	Trupanion, Inc.	10,562	315,909
	TrustCo Bank Corp. NY	237,789	1,498,071
	Trustmark Corp.	149,722	3,984,102
	U.S. Bancorp	1,015,383	37,061,480
	UMB Financial Corp.	80,523	4,093,789
	Umpqua Holdings Corp.	366,755	4,593,606

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Unico American Corp.	100	$399
	Union Bankshares, Inc.	863	20,738
	United Bancorp, Inc.	5,663	58,046
#	United Bancshares, Inc.	3,436	58,378
#	United Bankshares, Inc.	170,828	5,118,007
	United Community Banks, Inc.	175,819	3,717,693
	United Fire Group, Inc.	55,466	1,586,328
	United Insurance Holdings Corp.	95,897	819,919
	United Security Bancshares	37,670	250,882
	Unity Bancorp, Inc.	24,003	344,683
	Universal Insurance Holdings, Inc.	92,219	1,681,152
	Univest Financial Corp.	63,661	1,126,800
	Unum Group	281,779	4,917,044
	Valley National Bancorp	704,111	5,886,368
	Value Line, Inc.	2,920	90,462
	Veritex Holdings, Inc.	74,410	1,306,640
#	Victory Capital Holdings, Inc., Class A	28,339	427,636
#	Virtu Financial, Inc., Class A	147,051	3,436,582
	Virtus Investment Partners, Inc.	19,564	1,589,966
	Voya Financial, Inc.	215,368	9,728,173
#	Waddell & Reed Financial, Inc., Class A	161,821	2,354,496
	Walker & Dunlop, Inc.	82,766	3,180,697
	Washington Federal, Inc.	178,129	4,763,169
	Washington Trust Bancorp, Inc.	37,135	1,300,096
	Waterstone Financial, Inc.	59,896	869,690
	Webster Financial Corp.	164,857	4,657,210
#	Wellesley Bank	2,987	96,032
	Wells Fargo & Co.	3,426,212	99,531,459
	WesBanco, Inc.	145,308	3,586,201
	West BanCorp, Inc.	35,687	663,778
#	Westamerica BanCorp	49,364	3,109,932
	Western Alliance Bancorp	209,110	7,502,867
	Western New England Bancorp, Inc.	58,206	349,818
	Westwood Holdings Group, Inc.	18,495	425,940
	White Mountains Insurance Group, Ltd.	7,093	6,901,489
	Willis Towers Watson P.L.C.	80,659	14,380,693
	Wintrust Financial Corp.	100,877	4,226,746
#	WisdomTree Investments, Inc.	342,722	1,110,419
#*	World Acceptance Corp.	18,404	1,248,711
	WR Berkley Corp.	188,681	10,188,774
	WSFS Financial Corp.	114,341	3,336,470
#	WVS Financial Corp.	803	10,897
	Zions Bancorp NA	229,921	7,267,803

TOTAL FINANCIALS			2,951,613,153

HEALTH CARE — (13.0%)
	Abbott Laboratories	778,271	71,670,976
#	AbbVie, Inc.	823,970	67,730,334
*	Abeona Therapeutics, Inc.	6,035	14,363
*	ABIOMED, Inc.	35,018	6,697,192
#*	Acadia Healthcare Co., Inc.	187,343	4,498,105
#*	ACADIA Pharmaceuticals, Inc.	74,055	3,577,597
#*	Acceleron Pharma Inc.	23,984	2,171,272
*	Accuray, Inc.	69,870	156,159
#»	Achillion Pharmaceuticals, Inc.	281,426	129,456
#*	Acorda Therapeutics, Inc.	169,893	163,522
*	Adamas Pharmaceuticals, Inc.	10,720	34,626
*	Addus HomeCare Corp.	25,128	2,035,871
*	Aduro Biotech, Inc.	35,083	97,005

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Adverum Biotechnologies, Inc.	102,108	$1,209,980
*	Aeglea BioTherapeutics, Inc.	41,751	324,405
*	Affimed NV	36,928	80,872
	Agilent Technologies, Inc.	144,898	11,107,881
#*	Agios Pharmaceuticals, Inc.	48,519	1,996,072
*	Akebia Therapeutics, Inc.	119,826	970,591
#*	Akorn, Inc.	219,108	46,013
*	Albireo Pharma, Inc.	19,321	433,950
*	Aldeyra Therapeutics, Inc.	32,429	102,151
*	Alexion Pharmaceuticals, Inc.	140,533	15,103,082
*	Align Technology, Inc.	79,479	17,076,063
*	Alkermes P.L.C.	89,787	1,230,980
#*	Allena Pharmaceuticals, Inc.	20,857	33,580
	Allergan P.L.C.	199,111	37,301,455
#*	Allscripts Healthcare Solutions, Inc.	359,464	2,336,516
#*	Alnylam Pharmaceuticals, Inc.	51,995	6,847,741
#*	Alphatec Holdings, Inc.	18,887	85,558
*	Alpine Immune Sciences, Inc.	6,024	17,831
#*	AMAG Pharmaceuticals, Inc.	25,767	206,909
*	Amedisys, Inc.	52,142	9,602,471
#*	American Renal Associates Holdings, Inc.	20,661	154,544
*	American Shared Hospital Services	797	1,411
	AmerisourceBergen Corp.	226,474	20,305,659
	Amgen, Inc.	530,972	127,019,122
*	Amicus Therapeutics, Inc.	10,632	125,564
*	AMN Healthcare Services, Inc.	109,908	5,163,478
#*	Amphastar Pharmaceuticals, Inc.	77,541	1,314,320
#*	AnaptysBio, Inc.	38,863	607,040
#*	AngioDynamics, Inc.	99,229	1,034,958
*	ANI Pharmaceuticals, Inc.	27,938	1,117,799
#*	Anika Therapeutics, Inc.	32,173	1,069,109
	Anthem, Inc.	156,752	44,004,989
*	Apollo Endosurgery, Inc.	22,845	52,772
*	Applied Genetic Technologies Corp.	28,810	107,461
	Apyx Medical Corp.	42,178	143,405
*	AquaBounty Technologies Inc.	4,606	8,199
*	Aravive, Inc.	14,052	188,718
*	Arcus Biosciences, Inc.	17,762	469,094
*	Ardelyx, Inc.	117,663	774,223
#*	Arena Pharmaceuticals, Inc.	81,180	3,975,385
*	Arrowhead Pharmaceuticals, Inc.	32,954	1,134,606
*	Assembly Biosciences, Inc.	48,282	845,418
*	Assertio Therapeutics, Inc.	164,605	144,029
#*	Atara Biotherapeutics, Inc.	84,543	700,861
*	AtriCure Inc.	10,056	433,615
	Atrion Corp.	3,131	1,978,260
*	Avanos Medical, Inc.	109,368	3,395,876
	Baxter International, Inc.	235,157	20,877,238
	Becton Dickinson and Co.	119,313	30,130,112
*	Biogen, Inc.	152,549	45,281,120
*	BioMarin Pharmaceutical, Inc.	75,046	6,905,733
*	Bio-Rad Laboratories, Inc., Class A	23,915	10,524,991
*	BioSpecifics Technologies Corp.	15,041	855,983
	Bio-Techne Corp.	25,546	5,747,850
*	BioTelemetry, Inc.	55,546	2,594,554
#*	Bluebird Bio, Inc.	38,230	2,059,832
*	Boston Scientific Corp.	589,261	22,085,502
	Bristol-Myers Squibb Co.	1,143,766	69,552,410
*	Brookdale Senior Living, Inc.	1,510,544	5,453,064

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Bruker Corp.	251,403	$9,885,166
*	Caladrius Biosciences, Inc.	10,038	21,481
*	Calithera Biosciences, Inc.	82,572	506,166
#	Cantel Medical Corp.	68,835	2,546,895
#*	Capital Senior Living Corp.	94,573	73,805
	Cardinal Health, Inc.	291,534	14,425,102
*	Cardiovascular Systems, Inc.	24,307	1,020,894
#*	CareDx, Inc.	1,900	48,222
#*	Castlight Health, Inc., Class B	145,585	106,714
#*	Catabasis Pharmaceuticals, Inc.	12,100	68,607
*	Catalent, Inc.	229,768	15,888,457
#*	Catalyst Biosciences, Inc.	44,310	268,519
#*	Celldex Therapeutics, Inc.	74,757	183,155
*	Centene Corp.	600,677	39,993,075
	Cerner Corp.	334,774	23,229,968
#*	Change Healthcare, Inc.	434,850	5,061,654
*	Charles River Laboratories International, Inc.	87,090	12,599,310
#*	Chembio Diagnostics, Inc.	12,528	159,106
	Chemed Corp.	21,802	9,082,059
*	ChemoCentryx, Inc.	22,140	1,173,641
#*	Chiasma, Inc.	27,690	143,157
*	Chimerix, Inc.	137,629	316,547
*	Cigna Corp.	330,455	64,696,480
*	Collegium Pharmaceutical, Inc.	28,620	591,862
#*	Community Health Systems, Inc.	213,402	646,608
	Computer Programs and Systems, Inc.	26,388	634,104
*	Concert Pharmaceuticals, Inc.	47,290	471,954
#	CONMED Corp.	49,587	3,664,975
	Cooper Cos., Inc. (The)	41,928	12,020,758
#*	Corcept Therapeutics, Inc.	180,003	2,278,838
*	CorVel Corp.	39,921	2,103,437
#*	Corvus Pharmaceuticals, Inc.	14,435	35,077
#*	Covetrus, Inc.	55,861	664,187
#*	CRISPR Therapeutics AG	4,036	198,571
#*	Cross Country Healthcare, Inc.	93,056	585,322
#*	CryoLife, Inc.	61,870	1,381,557
#*	Cumberland Pharmaceuticals, Inc.	22,381	88,629
*	Cutera, Inc.	11,803	158,750
	CVS Health Corp.	1,101,639	67,805,880
#*	Cymabay Therapeutics, Inc.	94,257	166,835
*	CytomX Therapeutics, Inc.	69,353	715,723
	Danaher Corp.	249,608	40,800,924
*	DaVita, Inc.	264,243	20,877,839
*	Deciphera Pharmaceuticals, Inc.	83,788	4,858,028
#*	Denali Therapeutics, Inc.	10,634	232,459
	DENTSPLY SIRONA, Inc.	192,315	8,161,849
*	DexCom, Inc.	37,508	12,572,682
#*	Digirad Corp.	957	3,168
#*	Eagle Pharmaceuticals, Inc.	13,359	681,042
*	Edwards Lifesciences Corp.	75,459	16,412,332
#*	Eiger BioPharmaceuticals, Inc.	10,178	75,724
*	Elanco Animal Health, Inc.	339,342	8,385,141
»	Elanco Animal Health, Inc.	82,237	0
#*	Electromed, Inc.	5,226	73,112
	Eli Lilly and Co.	520,601	80,505,739
*	Emergent BioSolutions, Inc.	97,613	7,218,481
*	Enanta Pharmaceuticals, Inc.	32,994	1,529,932
	Encompass Health Corp.	177,587	11,765,139
*	Endo International P.L.C.	414,798	1,908,071

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Enochian Biosciences, Inc.	1,776	$6,074
	Ensign Group, Inc. (The)	95,981	3,590,649
	Envista Holdings Corp.	108,734	2,117,051
#*	Enzo Biochem, Inc.	126,162	381,009
#*	Epizyme, Inc.	63,617	1,047,136
#*	Evolent Health, Inc., Class A	198,730	1,432,843
#*	Exact Sciences Corp.	77,537	6,123,872
*	Exelixis, Inc.	555,409	13,715,825
#*	FibroGen, Inc.	55,702	2,054,847
*	Five Prime Therapeutics, Inc.	74,894	245,652
#*	Five Star Senior Living, Inc.	36	118
*	FONAR Corp.	12,822	250,029
#*	Fulgent Genetics, Inc.	16,288	276,407
#*	G1 Therapeutics, Inc.	60,017	788,023
	Gilead Sciences, Inc.	920,904	77,355,936
#*	Global Blood Therapeutics, Inc.	83,768	6,409,927
*	Globus Medical, Inc., Class A	130,300	6,184,038
*	GlycoMimetics, Inc.	70,420	196,472
#*	Guardant Health, Inc.	43,314	3,333,445
*	Haemonetics Corp.	78,175	8,894,751
#*	Halozyme Therapeutics, Inc.	4,663	105,640
#*	Hanger, Inc.	46,743	858,201
*	Harvard Bioscience, Inc.	104,799	288,197
	HCA Healthcare, Inc.	136,629	15,012,795
*	HealthStream, Inc.	51,968	1,186,170
*	Henry Schein, Inc.	139,654	7,619,522
#*	Heron Therapeutics, Inc.	6,585	93,902
#*	Heska Corp.	11,112	786,730
	Hill-Rom Holdings, Inc.	75,766	8,522,917
*	HMS Holdings Corp.	142,103	4,074,804
*	Hologic, Inc.	294,915	14,775,241
*	Horizon Therapeutics P.L.C.	326,256	11,758,266
	Humana, Inc.	106,580	40,694,376
*	ICU Medical, Inc.	22,190	4,866,489
*	IDEXX Laboratories, Inc.	80,866	22,448,402
*	Illumina, Inc.	59,089	18,851,164
*	Incyte Corp.	81,536	7,962,806
*	Infinity Pharmaceuticals, Inc.	57,909	61,384
*	InfuSystem Holdings, Inc.	25,741	310,179
#*	Innoviva, Inc.	205,367	2,912,104
#*	Inogen, Inc.	35,434	1,771,700
*	Inovalon Holdings, Inc., Class A	14,528	254,240
#*	Insmed, Inc.	60,642	1,394,766
*	Insulet Corp.	36,825	7,354,689
*	Integer Holdings Corp.	58,742	4,373,929
#*	Integra LifeSciences Holdings Corp.	132,246	6,751,158
#*	Intellia Therapeutics, Inc.	81,574	1,098,802
#*	Intra-Cellular Therapies, Inc.	121,941	2,154,697
#*	IntriCon Corp.	21,834	288,209
*	Intuitive Surgical, Inc.	44,105	22,532,362
#	Invacare Corp.	147,262	1,107,410
#*	Ionis Pharmaceuticals, Inc.	84,074	4,668,629
#*	Iovance Biotherapeutics, Inc.	44,667	1,436,044
*	IQVIA Holdings, Inc.	71,432	10,185,489
#*	iRadimed Corp.	1,881	40,931
*	IRIDEX Corp.	6,830	12,840
#*	Ironwood Pharmaceuticals Inc.	59,161	591,610
	IVERIC bio, Inc.	18,707	72,583
*	Jazz Pharmaceuticals P.L.C.	111,091	12,247,783

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	1,909,603	$286,516,834
#*	Jounce Therapeutics, Inc.	88,593	434,106
*	Kala Pharmaceuticals, Inc.	15,464	154,021
#*	KalVista Pharmaceuticals, Inc.	19,552	213,312
#*	Karyopharm Therapeutics, Inc.	93,157	2,054,112
	Kewaunee Scientific Corp.	3,487	36,614
*	Kindred Biosciences, Inc.	65,008	326,340
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	138,473
#*	Kodiak Sciences, Inc.	1,840	100,372
*	Kura Oncology, Inc.	42,808	622,856
*	Laboratory Corp. of America Holdings	100,822	16,580,178
#*	Lannett Co., Inc.	68,351	652,069
*	Lantheus Holdings, Inc.	93,012	1,213,807
#	LeMaitre Vascular, Inc.	34,567	984,814
#*	LHC Group, Inc.	62,566	8,132,954
#*	Ligand Pharmaceuticals, Inc.	27,703	2,730,685
*	LivaNova P.L.C.	98,301	5,221,749
	Luminex Corp.	79,012	2,848,383
#*	Lumos Pharma, Inc.	950	8,845
*	MacroGenics, Inc.	81,108	583,978
#*	Madrigal Pharmaceuticals, Inc.	25,562	2,139,028
*	Magellan Health, Inc.	55,667	3,380,657
#*	Mallinckrodt P.L.C.	276,373	1,122,074
#*	Marinus Pharmaceuticals, Inc.	11,757	23,984
*	Masimo Corp.	76,860	16,441,123
	McKesson Corp.	219,006	30,934,597
*»	MedCath Corp.	11,283	0
#*	MEDNAX, Inc.	186,707	2,710,986
#*	Medpace Holdings, Inc.	62,257	4,971,844
	Medtronic P.L.C.	589,658	57,568,311
#*	MEI Pharma, Inc.	37,625	101,964
#*	Menlo Therapeutics, Inc.	22,151	40,315
	Merck & Co., Inc.	1,670,437	132,532,472
*	Meridian Bioscience, Inc.	80,414	964,968
#*	Merit Medical Systems, Inc.	88,747	3,622,653
#	Merrimack Pharmaceuticals, Inc.	29,023	107,095
*	Mersana Therapeutics, Inc.	2,783	25,130
#	Mesa Laboratories, Inc.	4,842	1,152,396
*	Mettler-Toledo International, Inc.	23,740	17,091,376
	Millendo Therapeutics, Inc.	3,543	5,917
#*	Minerva Neurosciences, Inc.	126,040	1,130,579
#*	Misonix, Inc.	2,220	27,950
#*	Molecular Templates, Inc.	39,645	643,438
#*	Molina Healthcare, Inc.	125,899	20,643,659
#*	Momenta Pharmaceuticals, Inc.	159,923	5,069,559
#*	MTBC, Inc.	6,608	40,837
*	Mylan NV	581,993	9,760,023
#*	MyoKardia Inc.	229	14,386
#*	Myriad Genetics, Inc.	168,383	2,603,201
#*	Nabriva Therapeutics P.L.C.	17,979	9,858
	National HealthCare Corp.	34,730	2,374,490
	National Research Corp.	15,907	820,642
*	Natus Medical, Inc.	56,655	1,415,808
#*	Nektar Therapeutics	28,024	538,061
*	Neogen Corp.	58,369	3,653,316
*	NeoGenomics, Inc.	77,248	2,111,960
#	Neoleukin Therapeutics, Inc.	30,801	343,123
*	Neurocrine Biosciences, Inc.	29,392	2,884,531
*	NextGen Healthcare, Inc.	124,918	1,317,885

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Novocure, Ltd.	34,430	$2,265,494
*	NuVasive, Inc.	90,060	5,482,853
*	Omnicell, Inc.	63,105	4,600,354
*	Opiant Pharmaceuticals, Inc.	3,087	36,365
#*	OPKO Health, Inc.	332,514	738,181
#*	Option Care Health, Inc.	13,230	189,189
*	OraSure Technologies, Inc.	132,784	2,116,577
*	Orthofix Medical, Inc.	35,988	1,275,775
#*	OrthoPediatrics Corp.	2,923	142,789
*	Otonomy, Inc.	49,801	113,546
#*	Ovid therapeutics, Inc.	9,993	36,375
#	Owens & Minor, Inc.	182,492	1,292,043
*	Oxford Immunotec Global P.L.C.	42,990	535,655
#*	Pacira BioSciences, Inc.	42,539	1,756,435
#	Patterson Cos., Inc.	200,045	3,656,823
*	PDL BioPharma, Inc.	353,194	1,197,328
*	Pennant Group, Inc.	57,609	1,140,082
#*	Penumbra, Inc.	20,139	3,571,047
	PerkinElmer, Inc.	92,646	8,387,242
	Perrigo Co. P.L.C.	197,434	10,523,232
#*	PetIQ, Inc.	38,349	1,096,781
*	Pfenex, Inc.	42,237	242,863
	Pfizer, Inc.	3,849,222	147,656,156
	Phibro Animal Health Corp., Class A	43,519	1,162,392
*	PRA Health Sciences, Inc.	111,160	10,726,940
*	Premier, Inc., Class A	147,531	4,892,128
#*	Prestige Consumer Healthcare, Inc.	118,757	4,832,222
#*	Principia Biopharma, Inc.	349	21,701
*	Pro-Dex, Inc.	7,945	138,879
#*	Progenics Pharmaceuticals, Inc.	48,282	190,231
	ProPhase Labs, Inc.	62	105
*	Protagonist Therapeutics, Inc.	40,777	275,245
*	Prothena Corp. P.L.C.	107,278	1,203,659
*	Providence Service Corp. (The)	27,818	1,613,722
	Psychemedics Corp.	5,773	34,638
#*	PTC Therapeutics, Inc.	5,175	263,511
	Quest Diagnostics, Inc.	134,646	14,825,871
#*	Quidel Corp.	67,971	9,447,969
*	R1 RCM, Inc.	28,769	296,896
*	RadNet, Inc.	69,278	978,205
#*	Reata Pharmaceuticals Inc., Class A	14,503	2,293,794
*	Regeneron Pharmaceuticals, Inc.	38,513	20,253,216
#*	REGENXBIO, Inc.	63,897	2,544,379
#*	Repligen Corp.	71,937	8,355,483
	ResMed, Inc.	98,784	15,343,131
#*	Retrophin, Inc.	89,919	1,368,567
#*	Revance Therapeutics, Inc.	30,702	568,294
*	Rhythm Pharmaceuticals, Inc.	10,598	199,666
#*	Rigel Pharmaceuticals, Inc.	238,229	426,430
#*	Rocket Pharmaceuticals, Inc.	25,122	371,806
*	RTI Surgical Holdings, Inc.	140,683	380,548
*	Sage Therapeutics, Inc.	38,498	1,500,652
#*	Sangamo Therapeutics, Inc.	193,885	1,580,163
#*	Sarepta Therapeutics, Inc.	64,379	7,588,997
*	SeaSpine Holdings Corp.	42,767	440,500
#*	Seattle Genetics, Inc.	57,589	7,902,938
*	Select Medical Holdings Corp.	283,790	4,844,295
#*	Sensus Healthcare, Inc.	9,865	24,663
#*	Sharps Compliance Corp.	8,960	53,939

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sientra, Inc.	71,924	$165,425
#*	SIGA Technologies, Inc.	2,600	15,366
	Simulations Plus, Inc.	9,454	359,725
*	Soleno Therapeutics, Inc.	3,848	11,736
#*	Spectrum Pharmaceuticals, Inc.	178,972	519,019
*	Spero Therapeutics, Inc.	25,932	322,335
#*	STAAR Surgical Co.	31,359	1,201,677
	STERIS P.L.C.	85,230	12,145,275
	Stryker Corp.	140,784	26,246,361
*	Supernus Pharmaceuticals, Inc.	93,580	2,189,772
*	Surface Oncology, Inc.	900	2,250
*	Surgery Partners, Inc.	63,450	748,710
*	Surmodics, Inc.	23,848	908,609
#*	Syndax Pharmaceuticals, Inc.	40,982	737,676
#*	Syneos Health, Inc.	178,169	9,940,049
#*	Synlogic, Inc.	83,691	174,077
#*	Syros Pharmaceuticals, Inc.	45,196	381,002
#*	Tabula Rasa HealthCare, Inc.	6,550	414,877
#*	Tactile Systems Technology, Inc.	12,540	647,315
#*	Taro Pharmaceutical Industries, Ltd.	49,694	3,434,352
#*	Teladoc Health, Inc.	41,477	6,826,699
	Teleflex, Inc.	36,237	12,153,890
#*	Tenet Healthcare Corp.	162,461	3,278,463
#*	Tetraphase Pharmaceuticals, Inc.	4,605	6,309
	Thermo Fisher Scientific, Inc.	173,774	58,158,682
#*	Tivity Health, Inc.	108,333	971,747
#*	Triple-S Management Corp., Class B	65,795	1,113,909
#*	Ultragenyx Pharmaceutical Inc.	23,738	1,434,487
*	United Therapeutics Corp.	119,204	13,059,990
	UnitedHealth Group, Inc.	577,060	168,772,738
	Universal Health Services, Inc., Class B	131,508	13,899,081
#	US Physical Therapy, Inc.	19,315	1,458,282
	Utah Medical Products, Inc.	6,686	554,938
*	Vanda Pharmaceuticals, Inc.	89,127	1,024,961
*	Varex Imaging Corp.	64,112	1,675,247
*	Varian Medical Systems, Inc.	70,457	8,058,872
#*	VBI Vaccines, Inc.	6,513	7,946
*	Veeva Systems, Inc., Class A	54,264	10,353,571
*	Verastem, Inc.	112,442	212,515
#*	Vericel Corp.	13,193	191,299
*	Vertex Pharmaceuticals, Inc.	96,440	24,225,728
#*	Vocera Communications, Inc.	11,523	218,476
*	Waters Corp.	47,668	8,913,916
	West Pharmaceutical Services, Inc.	77,794	14,723,292
#*	Wright Medical Group NV	100,263	2,919,659
*	XBiotech, Inc.	1,680	26,578
#*	Xencor, Inc.	96,368	2,816,837
#*	Xenon Pharmaceuticals, Inc.	4,086	52,955
	Zimmer Biomet Holdings, Inc.	162,348	19,433,056
	Zoetis, Inc.	365,671	47,284,917
#*	Zogenix, Inc.	68,863	1,944,002
#*	Zynerba Pharmaceuticals, Inc.	7,495	29,006

TOTAL HEALTH CARE			3,062,394,370

INDUSTRIALS — (10.9%)
	3M Co.	495,848	75,329,228
#	AAON, Inc.	80,899	3,854,028
	AAR Corp.	77,483	1,517,117
	ABM Industries, Inc.	152,261	5,251,482

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Acacia Research Corp.	41,555	$105,134
	ACCO Brands Corp.	224,566	1,661,788
	Acme United Corp.	3,771	81,868
	Acuity Brands, Inc.	73,515	6,365,664
#	ADT, Inc.	157,851	904,486
#*	Advanced Disposal Services, Inc.	136,482	4,401,545
	Advanced Drainage Systems, Inc.	120,704	4,893,340
*	AECOM	269,887	9,786,103
*	Aegion Corp.	66,443	1,066,410
*	AeroCentury Corp.	691	1,154
*	Aerojet Rocketdyne Holdings, Inc.	157,466	6,478,151
*	Aerovironment, Inc.	39,958	2,407,869
	AGCO Corp.	151,688	8,015,194
#	Air Lease Corp.	233,162	6,097,186
*	Air T, Inc.	3,463	42,768
*	Air Transport Services Group, Inc.	169,195	3,424,507
#	Alamo Group, Inc.	22,524	2,217,263
	Alaska Air Group, Inc.	261,756	8,512,305
	Albany International Corp., Class A	56,720	2,900,661
	Allegiant Travel Co.	42,739	3,354,157
	Allegion P.L.C.	112,308	11,291,446
	Allied Motion Technologies, Inc.	20,720	597,150
	Allison Transmission Holdings, Inc.	247,622	8,998,583
#*	Alpha Pro Tech, Ltd.	8,900	116,412
	Altra Industrial Motion Corp.	81,648	2,278,796
	AMERCO	35,307	9,890,550
*	Ameresco, Inc., Class A	50,423	910,639
#	American Airlines Group, Inc.	347,984	4,179,288
#*	American Superconductor Corp.	24,704	142,048
*	American Woodmark Corp.	39,482	2,029,770
	AMETEK, Inc.	225,738	18,932,646
#*	AMREP Corp.	6,773	32,781
#	AO Smith Corp.	213,506	9,048,384
	Apogee Enterprises, Inc.	57,526	1,175,831
	Applied Industrial Technologies, Inc.	71,786	3,760,869
	ARC Document Solutions, Inc.	85,326	59,728
	ArcBest Corp.	41,022	835,618
	Arcosa, Inc.	102,487	3,819,690
#	Argan, Inc.	35,110	1,318,029
*	Armstrong Flooring, Inc.	95,721	201,014
	Armstrong World Industries, Inc.	89,440	6,894,035
*	ASGN, Inc.	109,556	5,088,876
#	Astec Industries, Inc.	50,844	2,039,353
*	Astronics Corp.	53,186	477,610
*	Astronics Corp., Class B	10,587	101,635
*	Atkore International Group, Inc.	102,243	2,488,595
*	Atlas Air Worldwide Holdings, Inc.	62,101	2,040,018
*	Avalon Holdings Corp., Class A	6,700	9,246
#*	Avis Budget Group, Inc.	150,112	2,473,846
*	Axon Enterprise, Inc.	61,535	4,474,210
	AZZ, Inc.	58,019	1,821,216
	Barnes Group, Inc.	98,852	3,793,940
	Barrett Business Services, Inc.	18,247	892,643
*	Beacon Roofing Supply, Inc.	142,508	3,135,176
	BG Staffing, Inc.	22,090	268,394
*	Blue Bird Corp.	9,063	111,203
*	BMC Stock Holdings, Inc.	146,820	3,119,925
	Boeing Co. (The)	315,877	44,544,975
	Brady Corp., Class A	88,477	3,852,289

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Briggs & Stratton Corp.	205,294	$466,017
	Brink’s Co. (The)	64,444	3,294,377
#*	Broadwind Energy, Inc.	62,388	102,940
*	Builders FirstSource, Inc.	312,165	5,728,228
#	BWX Technologies, Inc.	127,681	6,774,754
*	CAI International, Inc.	49,942	823,544
	Carlisle Cos., Inc.	80,867	9,781,672
*	Carrier Global Corp.	518,907	9,189,843
*	Casella Waste Systems, Inc., Class A	57,254	2,655,441
	Caterpillar, Inc.	568,258	66,133,866
*	CBIZ, Inc.	101,190	2,403,263
*	CECO Environmental Corp.	69,616	377,319
#	CH Robinson Worldwide, Inc.	154,886	10,981,417
*	Chart Industries, Inc.	79,337	2,833,918
#	Chicago Rivet & Machine Co.	474	10,196
#*	Cimpress P.L.C.	40,730	2,964,737
	Cintas Corp.	96,158	21,330,729
*	CIRCOR International, Inc.	44,963	671,298
*	Civeo Corp.	195,446	123,131
*	Clean Harbors, Inc.	126,210	6,743,400
#*	Colfax Corp.	190,894	4,923,156
	Columbus McKinnon Corp.	45,169	1,223,177
	Comfort Systems USA, Inc.	76,089	2,533,764
*	Commercial Vehicle Group, Inc.	87,061	210,688
	CompX International, Inc.	5,126	70,636
#*	Construction Partners, Inc., Class A	67,152	1,230,896
#	Copa Holdings SA, Class A	55,407	2,449,543
*	Copart, Inc.	231,362	18,534,410
	CoreLogic, Inc.	174,810	6,716,200
#*	Cornerstone Building Brands, Inc.	166,328	886,528
#	Costamare, Inc.	192,002	963,850
*	CoStar Group, Inc.	17,775	11,522,822
	Covanta Holding Corp.	253,383	1,971,320
*	Covenant Transportation Group, Inc., Class A	45,000	399,600
*	CPI Aerostructures, Inc.	14,667	48,254
	CRA International, Inc.	15,631	658,534
	Crane Co.	104,186	5,672,928
	CSW Industrials, Inc.	33,083	2,191,418
	CSX Corp.	577,198	38,227,824
#	Cubic Corp.	62,316	2,381,094
	Cummins, Inc.	215,467	35,228,855
	Curtiss-Wright Corp.	90,646	9,395,458
#*	Daseke, Inc.	9,684	16,511
	Deere & Co.	226,840	32,905,410
	Delta Air Lines, Inc.	813,430	21,075,971
	Deluxe Corp.	72,059	2,029,902
*	DLH Holdings Corp.	17,566	98,370
	Donaldson Co., Inc.	252,976	11,087,938
	Douglas Dynamics, Inc.	52,240	1,930,790
	Dover Corp.	158,582	14,851,204
*	Ducommun, Inc.	24,955	704,729
*	DXP Enterprises, Inc.	40,404	602,828
#*	Dycom Industries, Inc.	80,481	2,623,681
#*	Eagle Bulk Shipping, Inc.	109,333	183,679
	Eastern Co. (The)	10,629	191,322
	Eaton Corp. P.L.C.	255,959	21,372,577
*	Echo Global Logistics, Inc.	72,110	1,264,088
	EMCOR Group, Inc.	124,882	7,933,753
	Emerson Electric Co.	383,183	21,852,926

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Encore Wire Corp.	47,021	$2,152,621
#	Enerpac Tool Group Corp.	116,805	1,992,693
	EnerSys	81,140	4,737,765
#	Ennis, Inc.	54,680	1,017,595
	EnPro Industries, Inc.	46,309	2,100,113
	Equifax, Inc.	68,465	9,509,789
	ESCO Technologies, Inc.	45,196	3,448,455
	Espey Manufacturing & Electronics Corp.	1,489	28,306
#*	EVI Industries, Inc.	100	1,827
*	Evoqua Water Technologies Corp.	35,098	563,323
#*	ExOne Co. (The)	6,834	53,100
	Expeditors International of Washington, Inc.	158,007	11,314,091
	Exponent, Inc.	80,504	5,661,846
	Fastenal Co.	497,576	18,022,203
	Federal Signal Corp.	139,055	3,744,751
	FedEx Corp.	264,037	33,471,971
	Flowserve Corp.	217,411	6,124,468
	Fluor Corp.	228,993	2,679,218
*	Forrester Research, Inc.	33,301	1,042,321
	Fortive Corp.	208,772	13,361,408
	Fortune Brands Home & Security, Inc.	252,797	12,184,815
	Forward Air Corp.	62,294	3,214,370
*	Franklin Covey Co.	20,263	420,457
	Franklin Electric Co., Inc.	86,761	4,407,459
*	FreightCar America, Inc.	30,380	45,570
*	FTI Consulting, Inc.	73,295	9,334,851
#	GATX Corp.	70,939	4,206,683
	Genco Shipping & Trading, Ltd.	92,289	538,045
*	Gencor Industries, Inc.	20,887	253,150
*	Generac Holdings, Inc.	118,942	11,589,708
	General Dynamics Corp.	159,760	20,867,851
	General Electric Co.	3,283,926	22,330,697
*	Gibraltar Industries, Inc.	55,421	2,565,992
*	GMS, Inc.	112,327	2,064,570
	Golden Ocean Group, Ltd.	12,367	46,995
*	Goldfield Corp. (The)	58,411	201,518
	Gorman-Rupp Co. (The)	58,116	1,714,422
*	GP Strategies Corp.	39,710	316,092
	Graco, Inc.	273,397	12,209,910
#	GrafTech International, Ltd.	190,704	1,548,516
	Graham Corp.	16,735	219,229
#	Granite Construction, Inc.	105,657	1,737,001
*	Great Lakes Dredge & Dock Corp.	261,635	2,312,853
#	Greenbrier Cos., Inc. (The)	76,265	1,294,980
	Griffon Corp.	103,756	1,702,636
	H&E Equipment Services, Inc.	99,182	1,612,699
*	Harsco Corp.	175,798	1,754,464
#	Hawaiian Holdings, Inc.	132,038	1,901,347
*	HD Supply Holdings, Inc.	355,464	10,550,172
#	Healthcare Services Group, Inc.	89,501	2,281,380
	Heartland Express, Inc.	178,954	3,505,709
#	HEICO Corp.	42,454	3,718,970
	HEICO Corp., Class A	89,156	6,448,653
	Heidrick & Struggles International, Inc.	50,473	1,132,614
	Helios Technologies, Inc.	70,585	2,510,708
*	Herc Holdings, Inc.	80,561	2,274,237
*	Heritage-Crystal Clean, Inc.	40,929	751,047
	Herman Miller, Inc.	137,825	3,106,576
#*	Hertz Global Holdings, Inc.	397,977	1,607,827

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	178,905	$6,188,324
#*	Hill International, Inc.	136,407	306,916
#	Hillenbrand, Inc.	168,774	3,535,815
	HNI Corp.	94,785	2,307,067
	Honeywell International, Inc.	463,667	65,794,347
*	Houston Wire & Cable Co.	26,484	61,178
	Howmet Aerospace, Inc.	502,344	6,565,636
*	Hub Group, Inc., Class A	78,051	3,755,034
	Hubbell, Inc.	109,724	13,652,957
*	Hudson Global, Inc.	21,359	202,911
	Huntington Ingalls Industries, Inc.	68,352	13,083,256
	Hurco Cos., Inc.	16,016	523,563
*	Huron Consulting Group, Inc.	44,751	2,507,846
*	Huttig Building Products, Inc.	2,588	2,976
#	Hyster-Yale Materials Handling, Inc.	28,642	1,118,184
*	IAA Inc.	206,264	7,961,790
	ICF International, Inc.	35,088	2,580,372
	IDEX Corp.	74,100	11,383,983
*	IES Holdings, Inc.	6,920	136,670
	Illinois Tool Works, Inc.	230,878	37,517,675
*	Ingersoll Rand, Inc.	461,430	13,418,384
*	InnerWorkings, Inc.	227,428	402,548
*	Innovative Solutions & Support, Inc.	12,502	53,634
	Insperity, Inc.	52,909	2,524,288
	Insteel Industries, Inc.	47,339	831,746
	Interface, Inc.	155,064	1,432,791
	ITT, Inc.	157,372	8,296,652
	Jacobs Engineering Group, Inc.	112,905	9,342,889
	JB Hunt Transport Services, Inc.	107,434	10,863,726
*	JELD-WEN Holding, Inc.	227,693	2,891,701
#*	JetBlue Airways Corp.	644,583	6,278,238
	John Bean Technologies Corp.	62,665	4,808,912
	Johnson Controls International P.L.C.	581,385	16,924,117
	Kadant, Inc.	24,884	2,092,496
	Kaman Corp.	54,331	2,105,870
	Kansas City Southern	97,927	12,784,370
#	KAR Auction Services, Inc.	268,624	4,023,988
	Kelly Services, Inc., Class A	80,405	1,242,257
	Kelly Services, Inc., Class B	319	4,833
	Kennametal, Inc.	179,364	4,593,512
	Kforce, Inc.	62,701	1,877,895
	Kimball International, Inc., Class B	97,756	1,199,466
*	Kirby Corp.	103,353	5,521,117
#	Knight-Swift Transportation Holdings, Inc.	278,609	10,358,683
	Knoll, Inc.	118,201	1,378,224
	Korn Ferry	123,812	3,569,500
*	Kratos Defense & Security Solutions, Inc.	175,939	2,642,604
	L3Harris Technologies, Inc.	100,635	19,493,000
#	Landstar System, Inc.	76,675	7,921,294
*	Lawson Products, Inc.	15,719	528,316
*	LB Foster Co., Class A	20,276	291,772
#	Lennox International, Inc.	32,123	5,996,722
#*	Limbach Holdings, Inc.	8,154	25,359
#	Lincoln Electric Holdings, Inc.	117,581	9,466,446
#	Lindsay Corp.	18,041	1,623,690
	Lockheed Martin Corp.	193,853	75,420,448
*	LS Starrett Co. (The), Class A	123,992	392,608
	LSI Industries, Inc.	78,452	486,402
*	Lydall, Inc.	38,034	425,981

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Macquarie Infrastructure Corp.	117,892	$3,252,640
*	Manitex International, Inc.	31,987	127,948
*	Manitowoc Co., Inc. (The)	76,137	701,983
	ManpowerGroup, Inc.	110,436	8,198,769
	Marten Transport, Ltd.	120,053	2,691,588
	Masco Corp.	209,104	8,581,628
*	Masonite International Corp.	57,135	3,375,536
#*	MasTec, Inc.	187,225	6,721,378
*	Mastech Digital, Inc.	14,713	230,258
	Matson, Inc.	104,665	3,165,070
	Matthews International Corp., Class A	70,515	1,688,129
	McGrath RentCorp	58,086	3,168,591
*	Mercury Systems, Inc.	79,052	7,048,276
*	Meritor, Inc.	205,131	4,205,186
#*	Mesa Air Group, Inc.	55,281	251,252
#*	Middleby Corp. (The)	89,166	4,960,305
	Miller Industries, Inc.	14,667	445,583
*	Mistras Group, Inc.	59,038	280,431
	Mobile Mini, Inc.	95,830	2,737,863
	Moog, Inc., Class A	62,169	3,076,122
#*	MRC Global, Inc.	190,697	1,022,136
	MSA Safety, Inc.	60,905	6,853,640
	MSC Industrial Direct Co., Inc., Class A	93,907	5,600,613
	Mueller Industries, Inc.	127,371	3,298,909
	Mueller Water Products, Inc., Class A	354,077	3,360,191
*	MYR Group, Inc.	44,187	1,325,610
#	National Presto Industries, Inc.	14,955	1,215,991
*	Navistar International Corp.	165,801	3,941,090
	Nielsen Holdings P.L.C.	515,295	7,590,295
	NL Industries, Inc.	273,341	915,692
#	NN, Inc.	109,162	376,609
	Nordson Corp.	64,232	10,335,571
	Norfolk Southern Corp.	199,799	34,185,609
	Northrop Grumman Corp.	117,671	38,910,270
*	Northwest Pipe Co.	9,070	220,582
*	NOW, Inc.	247,912	1,529,617
#*	NV5 Global, Inc.	22,888	1,070,014
	nVent Electric P.L.C.	241,846	4,510,428
#	Old Dominion Freight Line, Inc.	203,180	29,520,022
#	Omega Flex, Inc.	5,588	503,479
*	Orion Energy Systems, Inc.	5,003	24,064
*	Orion Group Holdings, Inc.	106,283	267,833
	Oshkosh Corp.	142,318	9,610,735
*	Otis Worldwide Corp.	257,257	13,096,954
	Owens Corning	228,638	9,913,744
	PACCAR, Inc.	502,802	34,808,982
*	PAM Transportation Services, Inc.	15,596	595,455
	Pangaea Logistics Solutions, Ltd.	45,179	107,526
	Park Aerospace Corp.	47,012	625,730
	Parker-Hannifin Corp.	180,355	28,517,733
	Park-Ohio Holdings Corp.	31,367	574,957
#	Patrick Industries, Inc.	64,607	2,663,101
	Patriot Transportation Holding, Inc.	3,354	29,918
	Pentair P.L.C.	318,645	11,021,931
*	Performant Financial Corp.	82,601	57,821
*	Perma-Fix Environmental Services	9,203	55,218
*	Perma-Pipe International Holdings, Inc.	8,588	49,810
*	PGT Innovations, Inc.	150,844	1,559,727
*	PICO Holdings, Inc.	43,884	375,647

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Pioneer Power Solutions, Inc.	1,700	$2,125
#	Pitney Bowes, Inc.	404,503	1,427,896
	Powell Industries, Inc.	31,897	809,227
	Preformed Line Products Co.	9,850	489,348
	Primoris Services Corp.	136,602	2,132,357
*	Proto Labs, Inc.	39,420	4,004,678
#	Quad/Graphics, Inc.	105,998	394,313
	Quanex Building Products Corp.	72,949	909,674
	Quanta Services, Inc.	290,156	10,550,072
#*	Radiant Logistics, Inc.	103,930	444,820
	Raven Industries, Inc.	60,903	1,356,310
	Raytheon Technologies Corp.	887,297	57,505,719
*	RBC Bearings, Inc.	37,463	4,745,813
*	RCM Technologies, Inc.	7,192	10,428
#*	Red Violet, Inc.	3,537	67,309
	Regal Beloit Corp.	87,071	6,182,912
	Republic Services, Inc.	251,868	19,731,339
*	Resideo Technologies, Inc.	85,646	439,364
	Resources Connection, Inc.	70,202	763,798
#	REV Group, Inc.	134,234	714,125
	Rexnord Corp.	221,032	6,027,543
	Robert Half International, Inc.	252,675	11,943,947
	Rockwell Automation, Inc.	114,662	21,726,156
#	Rollins, Inc.	207,959	8,318,360
	Roper Technologies, Inc.	49,403	16,847,905
	Rush Enterprises, Inc., Class A	74,678	2,800,425
	Rush Enterprises, Inc., Class B	7,381	260,623
	Ryder System, Inc.	149,269	5,284,123
*	Saia, Inc.	58,511	5,413,438
	Schneider National, Inc., Class B	162,889	3,568,898
#	Scorpio Bulkers, Inc.	14,946	383,066
*	Sensata Technologies Holding P.L.C.	353,842	12,872,772
	Servotronics, Inc.	389	2,686
*	SIFCO Industries, Inc.	3,251	7,928
	Simpson Manufacturing Co., Inc.	85,342	6,153,158
#*	SiteOne Landscape Supply, Inc.	61,370	5,439,223
	SkyWest, Inc.	125,067	3,870,824
	Snap-on, Inc.	93,387	12,167,392
	Southwest Airlines Co.	630,962	19,717,563
*	SP Plus Corp.	50,772	1,070,781
	Spartan Motors, Inc.	72,868	1,026,710
	Spirit AeroSystems Holdings, Inc., Class A	180,727	4,004,910
#*	Spirit Airlines, Inc.	155,695	2,338,539
*	SPX Corp.	81,059	3,090,780
*	SPX FLOW, Inc.	94,518	3,078,451
	Standex International Corp.	25,488	1,270,322
	Stanley Black & Decker, Inc.	155,769	17,165,744
	Steelcase, Inc., Class A	198,939	2,178,382
*	Stericycle, Inc.	150,928	7,365,286
*	Sterling Construction Co., Inc.	62,906	621,511
*	Sunrun, Inc.	264,505	3,711,005
	Systemax, Inc.	72,237	1,434,627
*	Taylor Devices, Inc.	100	1,075
#*	Team, Inc.	165,279	1,019,771
#*	Tecogen, Inc.	17,798	18,154
*	Teledyne Technologies, Inc.	28,230	9,193,664
	Tennant Co.	40,756	2,411,533
	Terex Corp.	164,575	2,499,894
	Tetra Tech, Inc.	91,821	6,912,285

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Textainer Group Holdings, Ltd.	131,036	$1,150,496
	Textron, Inc.	363,173	9,573,240
*	Thermon Group Holdings, Inc.	63,420	969,058
	Timken Co. (The)	152,992	5,749,439
#	Titan International, Inc.	267,716	377,480
*	Titan Machinery, Inc.	49,817	468,280
	Toro Co. (The)	146,278	9,333,999
#*	TPI Composites, Inc.	66,289	1,162,046
	Trane Technologies P.L.C.	210,451	18,397,626
*	Transcat, Inc.	16,002	449,496
	TransDigm Group, Inc.	38,811	14,091,498
	TransUnion	148,725	11,718,043
#*	Trex Co., Inc.	70,940	6,754,907
*	TriMas Corp.	100,110	2,386,622
*	TriNet Group, Inc.	132,170	6,472,365
#	Trinity Industries, Inc.	268,143	5,172,478
#	Triton International, Ltd.	159,067	4,927,896
#	Triumph Group, Inc.	86,394	608,214
*	TrueBlue, Inc.	80,053	1,243,223
#*	Tutor Perini Corp.	113,429	794,003
#*	Twin Disc, Inc.	24,297	146,025
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	150,825
	UFP Industries, Inc.	116,948	4,808,902
*	Ultralife Corp.	26,332	185,641
	UniFirst Corp.	26,576	4,468,754
	Union Pacific Corp.	505,841	80,828,333
*	United Airlines Holdings, Inc.	502,815	14,873,268
	United Parcel Service, Inc., Class B	533,549	50,505,748
#*	United Rentals, Inc.	148,882	19,131,337
*	Univar Solutions, Inc.	262,523	3,811,834
	Universal Logistics Holdings, Inc.	68,416	953,035
*	Upwork, Inc.	15,200	126,616
	US Ecology, Inc.	48,288	1,582,881
#*	USA Truck, Inc.	21,753	108,330
	Valmont Industries, Inc.	37,586	4,406,583
*	Vectrus, Inc.	21,780	1,132,778
	Verisk Analytics, Inc.	93,252	14,251,703
*	Veritiv Corp.	59,970	561,919
	Viad Corp.	48,444	1,161,203
#*	Vicor Corp.	31,055	1,651,194
*	Virco Manufacturing Corp.	14,468	34,434
*	Volt Information Sciences, Inc.	308,104	261,888
	VSE Corp.	27,479	528,146
#	Wabash National Corp.	145,289	1,191,370
*	WABCO Holdings, Inc.	103,225	13,871,376
#	Wabtec Corp.	151,218	8,531,720
	Waste Management, Inc.	316,865	31,692,837
	Watsco, Inc.	51,143	8,233,512
	Watsco, Inc., Class B	2,268	367,983
	Watts Water Technologies, Inc., Class A	49,020	4,039,248
#*	Welbilt, Inc.	187,572	924,730
#	Werner Enterprises, Inc.	184,597	7,406,032
*	WESCO International, Inc.	96,084	2,485,693
#*	Willdan Group, Inc.	18,461	468,171
*	Willis Lease Finance Corp.	4,420	88,444
#*	WillScot Corp.	187,537	2,184,806
	Woodward, Inc.	112,990	6,842,674
	WW Grainger, Inc.	63,081	17,383,862
#*	XPO Logistics, Inc.	226,871	15,141,371

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	138,531	$9,960,379
#*	YRC Worldwide, Inc.	113,480	195,186

TOTAL INDUSTRIALS			2,581,242,256

INFORMATION TECHNOLOGY — (23.4%)
#*	2U, Inc.	12,839	304,926
#*	3D Systems Corp.	195,732	1,661,765
*	Acacia Communications, Inc.	66,886	4,527,513
	Accenture P.L.C., Class A	456,632	84,563,680
*	ACI Worldwide, Inc.	195,643	5,360,618
#*	ADDvantage Technologies Group, Inc.	3,642	8,595
#*	Adesto Technologies Corp.	46,216	547,660
*	Adobe, Inc.	257,391	91,023,753
	ADTRAN, Inc.	212,963	2,189,260
*	Advanced Energy Industries, Inc.	64,453	3,583,587
*	Advanced Micro Devices, Inc.	588,655	30,839,635
*	Agilysys, Inc.	33,661	659,419
*	Airgain, Inc.	10,681	86,409
*	Akamai Technologies, Inc.	159,784	15,612,495
#*	Alarm.com Holdings, Inc.	48,094	2,151,245
*	Alithya Group, Inc., Class A	19,215	34,779
*	ALJ Regional Holdings, Inc.	22,320	12,497
	Alliance Data Systems Corp.	81,515	4,081,456
#*	Alpha & Omega Semiconductor, Ltd.	75,119	903,682
#*	Altair Engineering, Inc., Class A	13,164	434,280
#*	Alteryx, Inc., Class A	18,008	2,038,145
*	Ambarella, Inc.	49,679	2,612,122
	Amdocs, Ltd.	136,924	8,823,383
	American Software, Inc., Class A	48,020	791,370
*	Amkor Technology, Inc.	658,571	6,506,681
	Amphenol Corp., Class A	195,285	17,235,854
*	Amtech Systems, Inc.	36,011	178,615
	Analog Devices, Inc.	203,084	22,258,006
*	Anaplan, Inc.	43,388	1,772,834
*	Anixter International, Inc.	85,109	7,903,222
*	ANSYS, Inc.	52,930	13,858,662
#*	Appfolio, Inc., Class A	18,375	2,018,678
	Apple, Inc.	3,800,423	1,116,564,277
	Applied Materials, Inc.	686,874	34,123,900
*	Applied Optoelectronics, Inc.	18,185	194,943
*	Arista Networks, Inc.	57,122	12,526,855
*	Arlo Technologies, Inc.	203,462	557,486
*	Arrow Electronics, Inc.	135,192	8,506,281
*	Aspen Technology, Inc.	82,932	8,479,797
	AstroNova, Inc.	10,455	73,499
#*	Asure Software, Inc.	18,562	114,342
*	Atlassian Corp. P.L.C., Class A	26,265	4,083,945
*	Autodesk, Inc.	118,624	22,198,109
	Automatic Data Processing, Inc.	341,430	50,084,367
*	Avalara, Inc.	31,193	2,787,718
#*	Avaya Holdings Corp.	213,248	2,119,685
*	Aviat Networks, Inc.	27,630	264,419
#*	Avid Technology, Inc.	90,467	635,078
	Avnet, Inc.	205,482	6,168,570
*	Aware, Inc.	26,185	66,772
*	Axcelis Technologies, Inc.	72,922	1,703,458
*	AXT, Inc.	92,451	511,254
#	Badger Meter, Inc.	51,712	3,052,559
	Bel Fuse, Inc., Class A	1,700	12,087

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc., Class B	19,194	$143,187
	Belden, Inc.	91,241	3,119,530
	Benchmark Electronics, Inc.	78,535	1,622,533
*	BK Technologies Corp.	6,762	19,069
*	Black Knight, Inc.	115,435	8,146,248
#	Blackbaud, Inc.	54,339	3,002,773
	Booz Allen Hamilton Holding Corp.	169,785	12,469,010
*	Bottomline Technologies De, Inc.	37,717	1,570,159
*	Brightcove, Inc.	5,100	39,780
	Broadcom, Inc.	245,375	66,648,758
	Broadridge Financial Solutions, Inc.	138,907	16,113,212
*	BroadVision, Inc.	3,362	14,524
	Brooks Automation, Inc.	122,594	4,718,643
*	BSQUARE Corp.	18,279	18,096
	Cabot Microelectronics Corp.	50,973	6,246,231
*	CACI International, Inc., Class A	48,771	12,199,578
*	Cadence Design Systems, Inc.	220,152	17,860,932
*	CalAmp Corp.	69,460	466,771
*	Calix, Inc.	102,448	1,178,152
#*	Cardtronics P.L.C., Class A	123,378	2,825,356
	Cass Information Systems, Inc.	28,092	1,126,770
	CDK Global, Inc.	189,309	7,436,058
	CDW Corp.	140,831	15,604,075
#	Cerence Inc.	63,456	1,342,729
#*	Ceridian HCM Holding, Inc.	37,721	2,224,407
*	CEVA, Inc.	34,538	1,082,766
*	ChannelAdvisor Corp.	39,118	404,089
*	Ciena Corp.	277,220	12,821,425
*	Cirrus Logic, Inc.	128,571	9,719,968
	Cisco Systems, Inc.	2,936,627	124,454,252
	Citrix Systems, Inc.	140,099	20,315,756
*	Clearfield, Inc.	16,592	216,194
#*	ClearOne, Inc.	8,800	14,960
#*	Coda Octopus Group, Inc.	10,231	62,409
	Cognex Corp.	88,415	4,884,045
	Cognizant Technology Solutions Corp., Class A	393,165	22,811,433
#*	Coherent, Inc.	41,073	5,252,005
	Cohu, Inc.	89,440	1,478,443
#*	CommScope Holding Co., Inc.	253,392	2,789,846
	Communications Systems, Inc.	21,690	123,416
*	CommVault Systems, Inc.	30,256	1,291,629
*	Computer Task Group, Inc.	40,188	168,790
	Comtech Telecommunications Corp.	58,105	1,075,524
*	Conduent, Inc.	425,195	1,071,491
*	Cornerstone OnDemand Inc.	33,109	1,111,138
	Corning, Inc.	854,990	18,818,330
#*	Coupa Software, Inc.	26,453	4,658,109
#*	Cree, Inc.	183,811	7,927,768
	CSG Systems International, Inc.	75,908	3,687,611
	CSP, Inc.	1,909	20,025
	CTS Corp.	62,834	1,455,235
*	CyberOptics Corp.	12,288	314,450
	Daktronics, Inc.	107,233	484,693
#*	DASAN Zhone Solutions, Inc.	39,128	250,810
*	Data I/O Corp.	13,075	37,656
*	Dell Technologies, Inc., Class C	104,512	4,461,617
*	Digi International, Inc.	61,587	699,012
*	Digital Turbine, Inc.	63,407	371,565
*	Diodes, Inc.	112,410	5,720,545

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DocuSign, Inc.	69,760	$7,307,360
	Dolby Laboratories, Inc., Class A	101,883	6,116,036
*	Dropbox, Inc., Class A	136,620	2,871,752
*	DSP Group, Inc.	43,888	757,068
	DXC Technology Co.	371,237	6,730,527
#	Ebix, Inc.	68,313	1,429,791
*	EchoStar Corp., Class A	87,983	2,775,864
*	eGain Corp.	26,387	219,012
#*	Elastic N.V	28,371	1,819,716
*	EMCORE Corp.	47,148	128,714
#*	Endurance International Group Holdings, Inc.	225,568	578,582
#*	Enphase Energy Inc.	86,179	4,035,763
	Entegris, Inc.	236,900	12,847,087
*	Envestnet, Inc.	42,760	2,673,355
*	EPAM Systems, Inc.	31,763	7,016,129
*	ePlus, Inc.	31,035	2,195,726
*	Euronet Worldwide, Inc.	91,115	8,360,712
	EVERTEC, Inc.	104,002	2,635,411
*	Evo Payments, Inc., Class A	24,998	497,710
*	ExlService Holdings, Inc.	60,395	3,728,183
*	Extreme Networks, Inc.	12,840	43,656
*	F5 Networks, Inc.	66,690	9,287,249
*	Fabrinet	76,130	4,777,158
*	Fair Isaac Corp.	29,513	10,416,318
*	FARO Technologies, Inc.	35,889	1,969,947
	Fidelity National Information Services, Inc.	354,353	46,735,617
#*	Finjan Holdings, Inc.	56,458	69,443
*	FireEye, Inc.	89,220	1,026,922
#*	First Solar, Inc.	165,627	7,289,244
*	Fiserv, Inc.	252,943	26,068,306
#*	Fitbit, Inc., Class A	498,643	3,335,922
#*	Five9 Inc.	16,728	1,550,184
*	FleetCor Technologies, Inc.	88,138	21,263,293
*	Flex, Ltd.	1,019,030	9,945,733
	FLIR Systems, Inc.	226,269	9,820,075
*	FormFactor, Inc.	126,822	2,954,953
*	Fortinet, Inc.	117,534	12,663,113
*	Frequency Electronics, Inc.	11,552	116,098
*	Gartner, Inc.	80,736	9,592,244
#*	Genasys, Inc.	28,220	109,211
	Genpact, Ltd.	324,927	11,187,237
	Global Payments, Inc.	179,188	29,748,792
#	GlobalSCAPE, Inc.	22,654	211,135
#*	Globant SA	52,948	6,124,495
*	GoDaddy, Inc., Class A	109,951	7,633,898
*	GSE Systems, Inc.	10,738	11,275
*	GSI Technology, Inc.	38,386	296,724
#*	GTT Communications, Inc.	101,485	1,152,870
#*	Guidewire Software, Inc.	58,578	5,321,226
	Hackett Group, Inc. (The)	73,423	1,088,863
#*	Harmonic, Inc.	189,187	1,097,285
	Hewlett Packard Enterprise Co.	1,443,569	14,522,304
	HP, Inc.	867,899	13,461,113
#*	HubSpot, Inc.	27,290	4,601,913
*	Ichor Holdings, Ltd.	38,178	950,632
#*	Identiv, Inc.	15,673	50,624
*	IEC Electronics Corp.	12,501	91,132
#*	II-VI, Inc.	174,598	6,009,663
#*	Immersion Corp.	73,998	515,026

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Infinera Corp.	309,573	$1,908,518
*	Information Services Group, Inc.	73,262	183,155
*	Innodata, Inc.	35,954	37,752
*	Inphi Corp.	49,462	4,775,061
#*	Inseego Corp.	23,600	282,020
*	Insight Enterprises, Inc.	82,179	4,461,498
	Intel Corp.	4,207,794	252,383,484
#	InterDigital, Inc.	59,256	3,423,219
	International Business Machines Corp.	768,190	96,453,936
*	inTEST Corp.	11,556	40,677
*	Intevac, Inc.	37,250	204,875
	Intuit, Inc.	173,803	46,893,787
#*	IPG Photonics Corp.	69,066	8,932,306
*	Issuer Direct Corp.	1,400	13,020
*	Iteris, Inc.	49,178	196,220
*	Itron, Inc.	65,936	4,603,652
#	j2 Global, Inc.	100,702	8,120,609
	Jabil, Inc.	414,762	11,795,831
	Jack Henry & Associates, Inc.	70,272	11,492,986
	Juniper Networks, Inc.	334,815	7,232,004
	KBR, Inc.	310,213	6,284,915
	KEMET Corp.	154,010	4,159,810
*	Key Tronic Corp.	11,279	52,222
*	Keysight Technologies, Inc.	201,179	19,468,092
*	Kimball Electronics, Inc.	24,551	331,930
	KLA Corp.	150,299	24,662,563
*	Knowles Corp.	203,206	3,159,853
	Kulicke & Soffa Industries, Inc.	144,716	3,468,843
*	KVH Industries, Inc.	31,726	294,417
	Lam Research Corp.	126,288	32,238,801
#*	Lantronix, Inc.	13,349	42,183
*	Lattice Semiconductor Corp.	186,126	4,189,696
	Leidos Holdings, Inc.	207,090	20,462,563
*	LGL Group, Inc. (The)	1,687	16,634
*	Limelight Networks, Inc.	175,677	890,682
	Littelfuse, Inc.	40,697	5,910,832
*	LiveRamp Holdings, Inc.	112,174	4,246,908
	LogMeIn, Inc.	95,758	8,183,479
#*	Lumentum Holdings, Inc.	81,280	6,576,365
*	Luna Innovations, Inc.	49,988	381,408
#*	MACOM Technology Solutions Holdings, Inc.	143,406	4,396,828
#*	MagnaChip Semiconductor Corp.	57,288	662,822
*	Manhattan Associates, Inc.	77,539	5,500,617
	ManTech International Corp., Class A	55,013	4,101,769
*	Marin Software, Inc.	2,700	4,887
	Marvell Technology Group, Ltd.	566,671	15,152,783
	Mastercard, Inc., Class A	695,404	191,215,238
	Maxim Integrated Products, Inc.	211,010	11,601,330
	MAXIMUS, Inc.	117,123	7,884,720
*	MaxLinear, Inc.	117,092	1,930,847
	Methode Electronics, Inc.	83,104	2,494,782
#	Microchip Technology, Inc.	216,693	19,010,477
*	Micron Technology, Inc.	987,768	47,304,210
	Microsoft Corp.	4,936,491	884,668,552
*	MicroStrategy, Inc., Class A	13,503	1,705,834
*	Mimecast, Ltd.	39,060	1,597,554
*	Mitek Systems, Inc.	53,036	494,826
#	MKS Instruments, Inc.	97,714	9,793,874
#*	MoneyGram International, Inc.	281,397	467,119

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	MongoDB, Inc.	20,334	$3,296,751
	Monolithic Power Systems, Inc.	49,019	9,799,388
	Motorola Solutions, Inc.	103,220	14,844,068
	MTS Systems Corp.	39,420	838,463
#*	Napco Security Technologies, Inc.	24,710	495,188
	National Instruments Corp.	159,351	6,122,265
#*	NCR Corp.	240,074	4,926,318
*	NeoPhotonics Corp.	129,980	1,250,408
	NetApp, Inc.	220,989	9,672,689
*	NETGEAR, Inc.	69,163	1,658,529
*	Netscout Systems, Inc.	169,711	4,493,947
*	NetSol Technologies, Inc.	15,653	35,532
	Network-1 Technologies, Inc.	28,392	63,882
#*	New Relic, Inc.	37,022	1,987,711
	NIC, Inc.	124,320	3,012,274
	NortonLifeLock Inc.	471,036	10,018,936
*	Novanta, Inc.	50,593	4,396,026
#*	Nuance Communications, Inc.	492,052	9,939,450
	NVE Corp.	5,648	320,637
	NVIDIA Corp.	284,649	83,197,210
*	Okta, Inc.	36,811	5,569,504
*	ON Semiconductor Corp.	826,813	13,266,215
*	One Stop Systems, Inc.	700	1,134
*	OneSpan, Inc.	68,300	1,147,440
*	Onto Innovation Inc.	111,015	3,603,547
*	Optical Cable Corp.	3,696	9,794
	Oracle Corp.	2,081,480	110,255,996
#*	OSI Systems, Inc.	40,773	2,951,150
*	Palo Alto Networks, Inc.	32,691	6,424,108
#*	PAR Technology Corp.	24,070	455,164
	Paychex, Inc.	284,346	19,483,388
#*	Paycom Software, Inc.	52,664	13,746,357
#*	Paylocity Holding Corp.	53,641	6,143,504
*	PayPal Holdings, Inc.	444,579	54,683,217
#	PC Connection, Inc.	56,955	2,617,082
	PC-Tel, Inc.	240,727	1,644,165
*	PDF Solutions, Inc.	64,721	1,033,594
	Pegasystems, Inc.	75,302	6,296,753
*	Perceptron, Inc.	10,437	29,328
*	Perficient, Inc.	60,621	2,111,429
	Perspecta, Inc.	190,290	4,104,555
*	PFSweb, Inc.	35,131	147,550
*	Photronics, Inc.	410,838	4,909,514
*	Pixelworks, Inc.	42,541	195,263
#	Plantronics, Inc.	73,011	1,030,915
*	Plexus Corp.	63,720	3,994,607
	Power Integrations, Inc.	49,667	5,083,417
*	Powerfleet, Inc.	16,347	78,466
*	PRGX Global, Inc.	43,757	175,466
	Progress Software Corp.	79,555	3,254,595
*	Proofpoint, Inc.	35,436	4,313,624
*	PTC, Inc.	68,946	4,774,511
#*	Pure Storage, Inc., Class A	218,693	3,149,179
	QAD, Inc., Class A	14,038	594,088
	QAD, Inc., Class B	1,959	58,672
*	Qorvo, Inc.	116,502	11,420,691
	QUALCOMM, Inc.	873,328	68,704,714
#*	Qualys, Inc.	50,301	5,303,737
#*	QuickLogic Corp.	2,500	11,750

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Qumu Corp.	6,460	$16,408
*	Rambus, Inc.	245,563	3,076,904
*	RealNetworks, Inc.	579,042	434,976
#*	RealPage, Inc.	108,689	7,009,354
	RF Industries, Ltd.	9,040	50,353
*	Ribbon Communications, Inc.	234,020	853,003
	Richardson Electronics, Ltd.	16,123	64,492
*	RingCentral, Inc., Class A	27,183	6,212,131
#*	Rogers Corp.	31,075	3,450,568
*	Rosetta Stone, Inc.	32,987	563,418
	Sabre Corp.	609,403	4,430,360
#*	Sailpoint Technologies Holdings, Inc.	45,594	847,592
*	salesforce.com, Inc.	267,063	43,250,853
*	Sanmina Corp.	152,956	4,241,470
#	Sapiens International Corp. NV	9,095	225,010
*	ScanSource, Inc.	57,164	1,481,691
#	Science Applications International Corp.	114,678	9,364,605
*	Seachange International, Inc.	542,543	1,611,353
	Seagate Technology P.L.C.	284,827	14,227,109
*	Semtech Corp.	91,032	4,118,288
*	ServiceNow, Inc.	42,850	15,063,489
*	ServiceSource International, Inc.	59,533	73,226
*	Sigmatron International, Inc.	3,900	12,285
*	Silicon Laboratories, Inc.	48,623	4,727,128
	Skyworks Solutions, Inc.	246,655	25,622,521
#*	SMART Global Holdings, Inc.	56,127	1,419,452
*	SMTC Corp.	25,308	78,708
#*	SolarEdge Technologies, Inc.	78,916	8,806,236
#*	SolarWinds Corp.	22,334	379,231
*	Splunk, Inc.	50,785	7,128,183
*	SPS Commerce, Inc.	38,752	2,151,124
*	Square, Inc., Class A	71,767	4,674,902
	SS&C Technologies Holdings, Inc.	257,870	14,224,109
*	StarTek, Inc.	56,562	235,864
*	Steel Connect, Inc.	93,781	72,211
#*	Stratasys, Ltd.	117,442	2,078,723
*	Super Micro Computer, Inc.	17,992	412,017
	Support.com, Inc.	8,300	11,869
	Switch, Inc., Class A	21,933	376,590
*	Sykes Enterprises, Inc.	94,123	2,694,741
#*	Synacor, Inc.	9,103	13,199
#*	Synaptics, Inc.	76,497	5,002,139
#*	Synchronoss Technologies, Inc.	156,999	541,647
	SYNNEX Corp.	106,389	9,315,421
*	Synopsys, Inc.	102,701	16,136,381
	TE Connectivity, Ltd.	265,443	19,499,443
*	Tech Data Corp.	76,238	10,722,112
*	Telenav, Inc.	66,256	309,416
#*	Teradata Corp.	184,108	4,527,216
	Teradyne, Inc.	134,130	8,388,490
#	TESSCO Technologies, Inc.	14,267	87,885
	Texas Instruments, Inc.	750,861	87,152,436
#	TiVo Corp.	223,612	1,571,992
#*	Trade Desk, Inc. (The), Class A	19,338	5,657,912
	TransAct Technologies, Inc.	8,492	36,091
*	Trimble, Inc.	215,318	7,456,462
#*	Trio-Tech International	1,525	4,133
*	TSR, Inc.	210	714
	TTEC Holdings, Inc.	101,060	3,939,319

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	TTM Technologies, Inc.	239,522	$2,776,060
#*	Twilio, Inc., Class A	78,992	8,870,802
*	Tyler Technologies, Inc.	24,459	7,843,757
#	Ubiquiti, Inc.	64,357	10,427,765
#*	Ultra Clean Holdings, Inc.	88,144	1,620,968
#*	Unisys Corp.	126,849	1,597,029
	Universal Display Corp.	44,000	6,605,280
#*	Upland Software, Inc.	16,023	506,807
*	Veeco Instruments, Inc.	175,013	1,912,892
*	Verint Systems, Inc.	108,200	4,624,468
*	VeriSign, Inc.	88,758	18,593,913
#*	ViaSat, Inc.	88,635	3,758,124
*	Viavi Solutions, Inc.	378,130	4,567,810
*	Virtusa Corp.	55,371	1,827,243
	Visa, Inc., Class A	1,085,673	194,031,479
	Vishay Intertechnology, Inc.	275,254	4,566,464
*	Vishay Precision Group, Inc.	25,485	589,213
#*	VMware, Inc., Class A	31,488	4,141,302
	Wayside Technology Group, Inc.	4,700	72,850
	Western Digital Corp.	301,045	13,872,154
	Western Union Co. (The)	319,294	6,088,937
*	WEX, Inc.	41,234	5,456,083
*	Wireless Telecom Group, Inc.	37,817	37,435
*	Workday, Inc., Class A	34,369	5,289,389
*	Xerox Holdings Corp.	415,901	7,606,829
	Xilinx, Inc.	191,599	16,745,753
#	Xperi Corp.	113,182	1,729,421
*	Zebra Technologies Corp., Class A	63,322	14,542,531
*	Zendesk, Inc.	36,439	2,801,430
#*	Zix Corp.	61,620	337,678
#*	Zscaler, Inc.	49,257	3,304,160

TOTAL INFORMATION TECHNOLOGY			5,507,937,915

MATERIALS — (3.6%)
#	Advanced Emissions Solutions, Inc.	5,237	38,911
*	AdvanSix, Inc.	72,950	888,531
#*	AgroFresh Solutions, Inc.	5,000	10,050
	Air Products & Chemicals, Inc.	126,959	28,639,411
#	Albemarle Corp.	189,345	11,631,463
*	Alcoa Corp.	332,293	2,708,188
#*	Allegheny Technologies, Inc.	214,550	1,611,271
#*	Amcor, PLC	1,047,519	9,396,245
*	American Biltrite, Inc.	17	4,550
	American Vanguard Corp.	52,596	661,132
#*	Ampco-Pittsburgh Corp.	242,491	906,916
	AptarGroup, Inc.	109,364	11,710,697
*	Arconic Corp.	125,586	1,095,110
	Ashland Global Holdings, Inc.	103,174	6,364,804
	Avery Dennison Corp.	102,525	11,317,735
*	Axalta Coating Systems, Ltd.	548,217	10,821,804
	Balchem Corp.	51,796	4,622,275
	Ball Corp.	279,398	18,325,715
*	Berry Global Group, Inc.	305,283	12,147,211
	Boise Cascade Co.	103,611	3,239,916
	Cabot Corp.	126,488	4,286,678
	Carpenter Technology Corp.	108,011	2,394,604
	Celanese Corp.	173,555	14,417,214
#*	Century Aluminum Co.	225,758	982,047
	CF Industries Holdings, Inc.	337,094	9,270,085

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	20,259	$1,909,613
	Chemours Co. (The)	332,587	3,901,246
#*	Clearwater Paper Corp.	315,395	7,550,556
#	Cleveland-Cliffs, Inc.	598,419	2,621,075
*	Coeur Mining, Inc.	538,335	2,266,390
	Commercial Metals Co.	259,648	4,138,789
#	Compass Minerals International, Inc.	91,415	4,493,961
*	Contango ORE, Inc.	833	8,747
#*	Core Molding Technologies, Inc.	12,521	31,553
*	Corteva, Inc.	582,955	15,267,591
*	Crown Holdings, Inc.	225,249	14,508,288
	Domtar Corp.	121,415	2,836,254
*	Dow, Inc.	769,602	28,236,697
	DuPont de Nemours, Inc.	452,005	21,253,275
#	Eagle Materials, Inc.	68,709	4,191,936
	Eastman Chemical Co.	196,324	11,879,565
	Ecolab, Inc.	149,649	28,957,082
#*	Element Solutions, Inc.	490,349	5,026,077
#*	Ferro Corp.	184,050	1,834,979
*	Ferroglobe P.L.C.	286,776	147,718
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	970,742	871,144
	FMC Corp.	142,380	13,084,722
	Freeport-McMoRan, Inc.	1,461,233	12,902,687
	Friedman Industries, Inc.	7,421	31,613
	FutureFuel Corp.	95,408	990,335
*	GCP Applied Technologies, Inc.	155,196	2,656,956
	Gold Resource Corp.	134,351	554,870
	Graphic Packaging Holding Co.	694,617	9,273,137
	Greif, Inc., Class A	69,652	2,360,506
#	Greif, Inc., Class B	22,007	874,778
	Hawkins, Inc.	23,658	885,519
	Haynes International, Inc.	28,744	635,242
	HB Fuller Co.	102,295	3,763,433
#	Hecla Mining Co.	1,100,814	2,895,141
	Huntsman Corp.	449,482	7,555,792
*	Ingevity Corp.	54,126	2,810,222
	Innospec, Inc.	44,386	3,218,873
	International Flavors & Fragrances, Inc.	82,597	10,822,685
	International Paper Co.	658,784	22,563,352
*	Intrepid Potash, Inc.	283,233	272,782
	Kaiser Aluminum Corp.	20,375	1,471,686
*	Koppers Holdings, Inc.	40,044	631,093
*	Kraton Corp.	87,318	1,363,034
#	Kronos Worldwide, Inc.	184,295	1,748,960
	Linde P.L.C.	212,705	39,135,593
#*	Livent Corp.	258,243	1,601,107
	Louisiana-Pacific Corp.	186,789	3,735,780
#*	LSB Industries, Inc.	232,564	462,802
	LyondellBasell Industries NV, Class A	389,121	22,549,562
	Martin Marietta Materials, Inc.	62,714	11,930,084
	Materion Corp.	44,374	2,295,911
#*	McEwen Mining, Inc.	136,545	131,479
	Mercer International, Inc.	180,339	1,817,817
	Minerals Technologies, Inc.	77,451	3,410,942
	Mosaic Co. (The)	429,180	4,939,862
	Myers Industries, Inc.	95,747	1,183,433
	Neenah, Inc.	38,086	1,860,882
	NewMarket Corp.	20,581	8,467,847

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	590,986	$35,151,847
#	Nexa Resources SA	7,300	30,587
	Northern Technologies International Corp.	11,400	92,796
	Nucor Corp.	392,991	16,187,299
	O-I Glass, Inc.	438,080	3,609,779
#	Olin Corp.	358,047	4,779,927
	Olympic Steel, Inc.	51,205	483,375
	Packaging Corp. of America	167,937	16,231,111
	PH Glatfelter Co.	95,600	1,395,760
	PolyOne Corp.	150,801	3,512,155
	PPG Industries, Inc.	279,613	25,397,249
*	PQ Group Holdings, Inc.	6,030	70,672
#	Quaker Chemical Corp.	5,089	774,139
#*	Ramaco Resources, Inc.	2,300	5,428
	Rayonier Advanced Materials, Inc.	245,569	437,113
	Reliance Steel & Aluminum Co.	128,180	11,482,364
*	Resolute Forest Products, Inc.	195,976	472,302
	Royal Gold, Inc.	91,793	11,247,396
	RPM International, Inc.	143,756	9,546,836
*	Ryerson Holding Corp.	98,796	456,438
	Schnitzer Steel Industries, Inc., Class A	62,137	966,852
	Schweitzer-Mauduit International, Inc.	68,859	2,218,637
	Scotts Miracle-Gro Co. (The)	111,583	13,839,639
	Sealed Air Corp.	243,289	6,955,633
	Sensient Technologies Corp.	79,628	3,805,422
	Sherwin-Williams Co. (The)	64,148	34,407,063
	Silgan Holdings, Inc.	291,492	10,056,474
	Sonoco Products Co.	224,838	10,981,088
#	Southern Copper Corp.	86,188	2,795,939
	Steel Dynamics, Inc.	522,455	12,679,983
	Stepan Co.	39,266	3,745,976
*	Summit Materials, Inc., Class A	248,293	3,751,707
	SunCoke Energy, Inc.	304,070	957,821
#*	Synalloy Corp.	17,970	158,855
	Tecnoglass, Inc.	7,622	30,793
#*	TimkenSteel Corp.	201,198	523,115
*	Trecora Resources	49,155	290,015
	Tredegar Corp.	84,508	1,392,692
	Trinseo SA	85,355	1,745,510
#*	Tronox Holdings P.L.C., Class A	392,346	2,675,800
*	UFP Technologies, Inc.	11,541	496,263
	United States Lime & Minerals, Inc.	9,696	776,650
#	United States Steel Corp.	391,475	3,006,528
*	Universal Stainless & Alloy Products, Inc.	26,081	194,825
#*	US Concrete, Inc.	44,791	859,091
	Valvoline, Inc.	288,686	4,962,512
#*	Venator Materials P.L.C.	62,639	79,552
#*	Verso Corp., Class A	157,643	2,189,661
	Vulcan Materials Co.	133,206	15,048,282
#	Warrior Met Coal, Inc.	146,687	1,840,922
	Westlake Chemical Corp.	151,912	6,600,576
	WestRock Co.	233,875	7,528,436
	Worthington Industries, Inc.	113,393	2,998,111
	WR Grace & Co.	86,330	4,077,366

TOTAL MATERIALS			842,317,980

REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	24,863	207,606
*	CBRE Group, Inc., Class A	378,672	16,256,389

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	CKX Lands, Inc.	743	$6,364
	Consolidated-Tomoka Land Co.	13,414	563,790
#*	Cushman & Wakefield PLC	7,377	89,778
#*	Forestar Group, Inc.	7,963	105,032
*	FRP Holdings, Inc.	20,816	905,288
	Griffin Industrial Realty, Inc.	5,669	217,803
*	Howard Hughes Corp. (The)	66,665	3,610,576
#*	InterGroup Corp. (The)	200	6,190
	Jones Lang LaSalle, Inc.	91,766	9,688,654
#*	JW Mays, Inc.	900	18,981
	Kennedy-Wilson Holdings, Inc.	271,126	3,836,433
*	Marcus & Millichap, Inc.	80,060	2,325,743
#*	Maui Land & Pineapple Co., Inc.	22,194	231,927
	Newmark Group, Inc., Class A	327,979	1,272,559
*	Rafael Holdings, Inc., Class B	23,666	333,927
	RE/MAX Holdings, Inc., Class A	48,302	1,269,860
	Realogy Holdings Corp.	270,098	1,172,225
	RMR Group, Inc. (The), Class A	30,918	917,028
#*	St Joe Co. (The)	119,685	2,190,236
*	Stratus Properties, Inc.	14,910	250,041
*	Tejon Ranch Co.	76,873	1,053,160
#*	Trinity Place Holdings, Inc.	53,127	78,628

TOTAL REAL ESTATE			46,608,218

UTILITIES — (2.8%)
	AES Corp.	519,339	6,881,242
	ALLETE, Inc.	80,473	4,632,026
	Alliant Energy Corp.	177,982	8,641,026
	Ameren Corp.	179,701	13,073,248
	American Electric Power Co., Inc.	250,817	20,845,401
	American States Water Co.	57,325	4,549,885
	American Water Works Co., Inc.	113,895	13,859,882
	Artesian Resources Corp., Class A	12,735	439,740
	Atlantica Yield P.L.C.	161,152	3,857,979
	Atmos Energy Corp.	94,174	9,602,923
	Avangrid, Inc.	75,686	3,254,498
	Avista Corp.	102,979	4,432,216
	Black Hills Corp.	97,309	6,027,319
	California Water Service Group	75,711	3,400,938
	CenterPoint Energy, Inc.	368,161	6,269,782
	Chesapeake Utilities Corp.	25,608	2,250,431
	Clearway Energy, Inc., Class A	59,994	1,121,888
	Clearway Energy, Inc., Class C	120,901	2,421,647
	CMS Energy Corp.	208,173	11,884,597
	Consolidated Edison, Inc.	200,215	15,776,942
	Consolidated Water Co., Ltd.	26,390	396,378
	Dominion Energy, Inc.	447,533	34,518,220
	DTE Energy Co.	133,635	13,863,295
	Duke Energy Corp.	388,469	32,887,785
	Edison International	235,986	13,854,738
	El Paso Electric Co.	71,913	4,890,084
	Entergy Corp.	137,734	13,154,974
#	Essential Utilities, Inc.	251,520	10,511,021
	Evergy, Inc.	174,523	10,197,379
	Eversource Energy	198,030	15,981,021
	Exelon Corp.	500,196	18,547,268
	FirstEnergy Corp.	327,337	13,509,198
#	Genie Energy, Ltd., Class B	42,689	336,389
	Hawaiian Electric Industries, Inc.	168,079	6,634,078

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	IDACORP, Inc.	78,416	$7,197,020
	MDU Resources Group, Inc.	343,412	7,713,033
	MGE Energy, Inc.	53,882	3,484,010
	Middlesex Water Co.	31,992	1,929,118
#	National Fuel Gas Co.	134,534	5,515,894
	New Jersey Resources Corp.	156,029	5,270,660
	NextEra Energy, Inc.	262,887	60,758,443
	NiSource, Inc.	304,888	7,655,738
#	Northwest Natural Holding Co.	47,012	3,060,481
	NorthWestern Corp.	78,594	4,534,088
	NRG Energy, Inc.	258,568	8,669,785
	OGE Energy Corp.	304,237	9,589,550
	ONE Gas, Inc.	81,410	6,489,191
#	Ormat Technologies, Inc.	89,968	5,614,903
	Otter Tail Corp.	63,286	2,808,633
#*	PG&E Corp.	254,398	2,706,795
	Pinnacle West Capital Corp.	87,812	6,760,646
#	PNM Resources, Inc.	130,485	5,283,338
	Portland General Electric Co.	139,371	6,521,169
	PPL Corp.	529,112	13,450,027
	Public Service Enterprise Group, Inc.	300,038	15,214,927
*	Pure Cycle Corp.	35,231	361,822
#	RGC Resources, Inc.	10,999	273,545
	Sempra Energy	144,953	17,952,429
	SJW Group	45,161	2,688,434
#	South Jersey Industries, Inc.	143,684	4,107,926
	Southern Co. (The)	559,132	31,719,558
	Southwest Gas Holdings, Inc.	82,487	6,252,515
#	Spark Energy, Inc., Class A	18,700	135,014
	Spire, Inc.	78,643	5,737,793
	TerraForm Power, Inc., Class A	58,431	1,012,025
	UGI Corp.	220,780	6,663,140
	Unitil Corp.	29,333	1,475,743
	Vistra Energy Corp.	659,210	12,880,963
	WEC Energy Group, Inc.	187,363	16,965,720
	Xcel Energy, Inc.	313,185	19,906,039
	York Water Co. (The)	20,352	820,593

TOTAL UTILITIES			651,686,146

TOTAL COMMON STOCKS			22,704,381,914

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	15,532	388,300

ENERGY — (0.0%)
»	Enron TOPRS Escrow Shares	666	0

INDUSTRIALS — (0.0%)
	Air T Funding	182	4,006

TOTAL PREFERRED STOCKS			392,306

TOTAL INVESTMENT SECURITIES (Cost $15,756,295,270)			22,704,774,220

TEMPORARY CASH INVESTMENTS — (1.5%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	343,746,569	343,746,569

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	43,576,337	$504,221,790

TOTAL INVESTMENTS — (100.0%) (Cost $16,604,180,118)		$23,552,742,579

As of April 30, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,520	06/19/20	$315,971,842	$365,702,400	$49,730,558

Total Futures Contracts			$315,971,842	$365,702,400	$49,730,558

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,952,755,503	—	—	$1,952,755,503
Consumer Discretionary	2,802,118,686	$3,480	—	2,802,122,166
Consumer Staples	1,522,967,794	—	—	1,522,967,794
Energy	782,736,413	—	—	782,736,413
Financials	2,951,562,634	50,519	—	2,951,613,153
Health Care	3,062,264,914	129,456	—	3,062,394,370
Industrials	2,581,242,256	—	—	2,581,242,256
Information Technology	5,507,937,915	—	—	5,507,937,915
Materials	842,317,980	—	—	842,317,980
Real Estate	46,608,218	—	—	46,608,218
Utilities	651,686,146	—	—	651,686,146
Preferred Stocks
Communication Services	388,300	—	—	388,300
Industrials	4,006	—	—	4,006
Temporary Cash Investments	343,746,569	—	—	343,746,569
Securities Lending Collateral	—	504,221,790	—	504,221,790
Futures Contracts**	49,730,558	—	—	49,730,558

TOTAL	$23,098,067,892	$504,405,245	—	$23,602,473,137

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (7.3%)
	A.H. Belo Corp., Class A	48,037	$74,457
	Activision Blizzard, Inc.	304,868	19,429,238
	Alaska Communications Systems Group, Inc.	99,183	198,366
*	Alphabet, Inc., Class A	100,065	134,757,535
*	Alphabet, Inc., Class C	103,362	139,400,195
*	Altice USA, Inc., Class A	775,122	20,129,918
#	AMC Entertainment Holdings, Inc., Class A	153,630	755,860
#*	AMC Networks, Inc., Class A	124,059	2,958,807
#*	ANGI Homeservices, Inc., Class A	48,151	326,223
#	Anterix, Inc.	42,434	2,227,785
	AT&T, Inc.	5,433,550	165,560,268
	ATN International, Inc.	54,372	3,377,589
#*	AutoWeb, Inc.	28,930	27,483
*	Ballantyne Strong, Inc.	31,283	48,489
*	Bandwidth, Inc., Class A	3,155	257,322
	Beasley Broadcast Group, Inc., Class A	26,368	65,393
*	Boingo Wireless, Inc.	141,694	1,975,214
#*	Boston Omaha Corp., Class A	923	14,980
	Cable One, Inc.	13,616	26,045,502
#*	Cardlytics, Inc.	6,500	292,175
*	Cargurus, Inc.	28,548	653,178
#*	Cars.com, Inc.	359,258	1,860,956
*	Central European Media Enterprises, Ltd., Class A	18,678	72,657
#	CenturyLink, Inc.	1,885,459	20,023,575
*	Charter Communications, Inc., Class A	149,645	74,108,693
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	33,223
*	Cincinnati Bell, Inc.	197,869	2,898,781
	Cinemark Holdings, Inc.	342,997	4,897,997
*	Clear Channel Outdoor Holdings, Inc.	16,651	16,065
	Cogent Communications Holdings, Inc.	113,226	9,491,736
	Comcast Corp., Class A	4,524,891	170,271,648
*	comScore, Inc.	184,318	532,679
	Consolidated Communications Holdings, Inc.	294,405	1,845,919
#*	Cumulus Media, Inc., Class A	27,317	121,014
#*	Daily Journal Corp.	426	118,215
*	DHI Group, Inc.	1,022,655	2,842,981
#*	Discovery, Inc., Class A	246,474	5,525,947
*	Discovery, Inc., Class B	1,502	53,696
*	Discovery, Inc., Class C	534,805	10,915,370
*	DISH Network Corp., Class A	387,592	9,695,614
*	Electronic Arts, Inc.	149,529	17,085,184
	Emerald Holding, Inc.	123,509	281,601
*	Emmis Communications Corp., Class A	15,509	22,333
#	Entercom Communications Corp., Class A	428,825	523,166
	Entravision Communications Corp., Class A	270,431	394,829
#	EW Scripps Co. (The), Class A	209,352	1,689,471
*	Facebook, Inc., Class A	1,190,043	243,613,703
#*	Fluent, Inc.	11,731	23,579
	Fox Corp., Class A	432,135	11,179,332
*	Fox Corp., Class B	323,781	8,275,842
#*	Gaia, Inc.	23,801	216,351
#	Gannett Co., Inc.	408,114	461,169
*	GCI Liberty, Inc., Class A	243,677	14,822,872
*	Glu Mobile, Inc.	279,625	2,181,075

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Gray Television, Inc.	309,857	$3,597,440
*	Gray Television, Inc., Class A	3,160	41,096
*	Harte-Hanks, Inc.	15,876	32,705
*	Hemisphere Media Group, Inc.	56,718	526,343
*	IAC/InterActiveCorp	59,512	13,299,742
*	IDT Corp., Class B	256,782	1,386,623
*	IMAX Corp.	172,446	1,983,129
#*	Intelsat SA	104,428	130,535
	Interpublic Group of Cos., Inc. (The)	773,956	13,141,773
#*	Iridium Communications, Inc.	314,193	7,070,913
	John Wiley & Sons, Inc., Class A	145,509	5,463,863
#	John Wiley & Sons, Inc., Class B	7,502	279,149
#*	Lee Enterprises, Inc.	7,156	6,557
*	Liberty Broadband Corp.	1,306	156,655
*	Liberty Broadband Corp., Class A	42,047	5,046,481
*	Liberty Broadband Corp., Class C	162,660	19,955,129
#*	Liberty Latin America, Ltd., Class A	7,360	78,752
#*	Liberty Latin America, Ltd., Class C	176,240	1,822,322
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	505,329
*	Liberty Media Corp.-Liberty Braves, Class B	522	10,936
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,472,436
#*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,411,707
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	10,416,716
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,770	3,700,347
*	Liberty Media Corp.-Liberty SiriusXM, Class B	5,224	184,877
#*	Liberty Media Corp.-Liberty SiriusXM, Class C	228,036	7,769,187
*	Liberty TripAdvisor Holdings, Inc., Class A	443,779	1,042,881
#*	Lions Gate Entertainment Corp., Class A	209,039	1,492,538
*	Lions Gate Entertainment Corp., Class B	263,243	1,758,463
#*	Live Nation Entertainment, Inc.	229,463	10,296,005
*	Loral Space & Communications, Inc.	30,631	673,882
*	Madison Square Garden Entertainment Corp.	44,054	3,643,266
*	Madison Square Garden Sports C	44,054	7,547,331
*	Marchex, Inc., Class B	161,548	269,785
	Marcus Corp. (The)	68,904	1,001,864
#*	Match Group, Inc.	82,948	6,383,678
*	Mediaco Holding, Inc., Class A	2,910	10,767
#*	Meet Group, Inc. (The)	230,314	1,421,037
#	Meredith Corp.	117,855	1,747,790
#*	MSG Networks, Inc., Class A	150,338	1,786,015
	National CineMedia, Inc.	143,738	474,335
*	Netflix, Inc.	58,555	24,584,317
#	New York Times Co. (The), Class A	326,089	10,604,414
	News Corp., Class A	672,367	6,663,157
	News Corp., Class B	329,740	3,369,943
#	Nexstar Media Group, Inc., Class A	120,431	8,434,987
#	Omnicom Group, Inc.	281,566	16,057,709
*	ORBCOMM, Inc.	244,064	644,329
*	Otelco, Inc., Class A	572	4,565
#*	QuinStreet, Inc.	137,849	1,400,546
#*	Reading International, Inc., Class A	58,666	250,210
#*	Reading International, Inc., Class B	300	4,860
#*	Roku, Inc.	9,859	1,195,207
	Saga Communications, Inc., Class A	5,094	143,243
#	Salem Media Group, Inc.	182,761	157,741
	Scholastic Corp.	72,305	2,101,906
	Shenandoah Telecommunications Co.	214,633	11,485,012
#	Sinclair Broadcast Group, Inc., Class A	149,847	2,644,800
#	Sirius XM Holdings, Inc.	1,390,192	8,216,035

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Snap, Inc., Class A	477,654	$8,411,487
#	Spok Holdings, Inc.	72,102	739,767
#*	Spotify Technology S.A.	20,179	3,058,531
#*	SRAX, Inc.	3,513	8,080
*	Take-Two Interactive Software, Inc.	122,534	14,832,741
*	TechTarget, Inc.	66,703	1,555,514
#	TEGNA, Inc.	730,163	7,827,347
	Telephone and Data Systems, Inc.	359,141	7,046,346
*	T-Mobile US, Inc.	446,124	39,169,687
	Townsquare Media, Inc., Class A	44,674	218,903
*	Travelzoo	67,893	378,164
#	Tribune Publishing Co.	107,412	920,521
	TripAdvisor, Inc.	158,939	3,174,012
#*	TrueCar Inc.	311,003	796,168
*	Twitter, Inc.	460,102	13,195,725
#*	United States Cellular Corp.	58,697	1,868,326
*	Urban One, Inc.	174,284	147,793
	Verizon Communications, Inc.	4,053,628	232,880,929
#	ViacomCBS, Inc., Class A	19,160	376,111
	ViacomCBS, Inc., Class B	894,651	15,441,676
*	Vonage Holdings Corp.	671,366	5,612,620
	Walt Disney Co. (The)	697,556	75,440,681
#	World Wrestling Entertainment, Inc., Class A	79,408	3,531,274
#*	Yelp, Inc.	98,447	2,200,290
*	Zedge, Inc., Class B	24,094	26,985
#*	Zillow Group, Inc., Class A	99,111	4,315,293
#*	Zillow Group, Inc., Class C	210,838	9,268,438
*	Zynga, Inc., Class A	1,698,577	12,807,271

TOTAL COMMUNICATION SERVICES			1,836,927,290

CONSUMER DISCRETIONARY — (10.9%)
#*	1-800-Flowers.com, Inc., Class A	116,597	2,237,496
	Aaron’s, Inc.	181,144	5,780,305
#	Abercrombie & Fitch Co., Class A	241,081	2,550,637
	Acushnet Holdings Corp.	204,794	5,611,356
*	Adient P.L.C.	274,611	4,113,673
*	Adtalem Global Education, Inc.	194,042	6,164,714
	Advance Auto Parts, Inc.	84,420	10,207,222
*	Amazon.com, Inc.	217,531	538,171,694
#	AMCON Distributing Co.	1,168	76,282
#*	American Axle & Manufacturing Holdings, Inc.	377,089	1,629,024
#	American Eagle Outfitters, Inc.	577,935	4,594,583
*	American Outdoor Brands Corp.	289,327	2,738,480
*	American Public Education, Inc.	58,151	1,498,551
*	America’s Car-Mart, Inc.	29,005	1,912,880
	Aptiv P.L.C.	429,728	29,887,582
	Aramark	442,633	12,088,307
#	Ark Restaurants Corp.	7,366	87,287
#*	Asbury Automotive Group, Inc.	86,942	5,868,585
#*	Ascena Retail Group, Inc.	32,831	47,605
#*	Aspen Group, Inc.	28,483	225,016
#*	At Home Group, Inc.	62,140	146,029
#	Autoliv, Inc.	200,725	12,047,515
*	AutoNation, Inc.	265,323	9,880,629
*	AutoZone, Inc.	16,314	16,645,500
#*	Barnes & Noble Education, Inc.	192,363	344,330
	Bassett Furniture Industries, Inc.	18,048	123,448
*	BBQ Holdings, Inc.	12,707	34,245
	BBX Capital Corp.	76,238	161,625

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Beazer Homes USA, Inc.	95,478	$672,165
#	Bed Bath & Beyond, Inc.	371,719	2,300,941
	Best Buy Co., Inc.	589,142	45,204,866
#	Big 5 Sporting Goods Corp.	392,339	537,504
#	Big Lots, Inc.	160,677	3,767,876
#*	Biglari Holdings, Inc., Class A	526	186,730
#*	Biglari Holdings, Inc., Class B	5,747	402,233
	BJ’s Restaurants, Inc.	62,114	1,357,812
	Bloomin’ Brands, Inc.	327,761	3,949,520
#*	Blue Apron Holdings, Inc., Class A	3,626	27,884
*	Booking Holdings, Inc.	33,610	49,761,958
#*	Boot Barn Holdings, Inc.	94,067	1,736,477
	BorgWarner, Inc.	460,665	13,161,199
	Bowl America, Inc., Class A	3,937	39,370
	Boyd Gaming Corp.	77,977	1,301,436
*	Bright Horizons Family Solutions, Inc.	103,855	12,093,915
#	Brinker International, Inc.	67,537	1,572,261
	Brunswick Corp.	269,306	12,851,282
#	Buckle, Inc. (The)	89,767	1,374,333
#*	Build-A-Bear Workshop, Inc.	63,406	161,051
#*	Burlington Stores, Inc.	72,451	13,236,073
#*	Caesars Entertainment Corp.	834,373	8,060,043
	Caleres, Inc.	128,054	1,038,518
#	Callaway Golf Co.	279,733	4,005,777
#	Camping World Holdings, Inc., Class A	26,493	234,993
*	Capri Holdings, Ltd.	384,277	5,860,224
#*	CarMax, Inc.	300,128	22,104,427
#	Carnival Corp.	471,076	7,490,108
	Carriage Services, Inc.	60,847	913,922
#*	Carrols Restaurant Group, Inc.	131,404	479,625
#	Carter’s, Inc.	131,874	10,312,547
#*	Carvana Co.	10,812	866,149
#	Cato Corp. (The), Class A	75,827	853,812
*	Cavco Industries, Inc.	24,235	3,748,670
*	Century Communities, Inc.	103,761	2,222,561
#	Cheesecake Factory, Inc. (The)	180,742	4,028,739
#*	Chegg, Inc.	57,889	2,474,755
	Chico’s FAS, Inc.	832,682	1,249,023
#	Children’s Place, Inc. (The)	49,024	1,449,149
*	Chipotle Mexican Grill, Inc.	19,141	16,816,326
#	Choice Hotels International, Inc.	69,715	5,232,111
	Churchill Downs, Inc.	25,768	2,582,469
*	Chuy’s Holdings, Inc.	53,144	890,693
	Citi Trends, Inc.	45,367	515,369
	Clarus Corp.	93,318	996,636
	Collectors Universe, Inc.	8,599	188,920
#	Columbia Sportswear Co.	152,949	11,148,453
#*	Conn’s, Inc.	84,021	567,982
#*	Container Store Group, Inc. (The)	99,925	209,843
	Cooper Tire & Rubber Co.	185,998	3,941,298
*	Cooper-Standard Holdings, Inc.	49,311	633,646
#	Core-Mark Holding Co., Inc.	123,318	3,544,159
#	Cracker Barrel Old Country Store, Inc.	73,612	7,169,809
*	Crocs, Inc.	199,042	4,826,769
#	Crown Crafts, Inc.	22,116	109,917
	Culp, Inc.	41,870	297,696
	Dana, Inc.	447,983	5,151,805
	Darden Restaurants, Inc.	183,802	13,562,750
#	Dave & Buster’s Entertainment, Inc.	89,610	1,311,890

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	DavidsTea, Inc.	1,035	$921
*	Deckers Outdoor Corp.	91,210	13,568,400
#*	Del Taco Restaurants, Inc.	108,565	638,362
#*	Delphi Technologies P.L.C.	266,658	2,663,913
*	Delta Apparel, Inc.	15,491	199,524
*	Denny’s Corp.	151,857	1,711,428
#	Designer Brands, Inc., Class A	210,036	1,333,729
*	Destination XL Group, Inc.	166,505	64,554
#	Dick’s Sporting Goods, Inc.	257,679	7,573,186
#	Dillard’s, Inc., Class A	75,842	2,235,822
#	Dine Brands Global, Inc.	41,322	1,834,284
*	Dixie Group, Inc. (The)	201,353	157,055
	Dollar General Corp.	207,972	36,457,492
*	Dollar Tree, Inc.	320,983	25,572,716
	Domino’s Pizza, Inc.	39,731	14,379,841
#*	Dorman Products, Inc.	115,967	7,315,198
	Dover Motorsports, Inc.	18,678	24,782
	DR Horton, Inc.	510,188	24,091,077
#*	Drive Shack, Inc.	116,594	153,904
#*	Duluth Holdings, Inc., Class B	3,601	14,440
	Dunkin’ Brands Group, Inc.	131,034	8,234,177
	eBay, Inc.	892,172	35,535,211
	Educational Development Corp.	13,726	68,630
#*	El Pollo Loco Holdings, Inc.	126,390	1,545,750
#*	Eldorado Resorts, Inc.	63,704	1,365,814
*	Emerson Radio Corp.	26,350	19,763
	Escalade, Inc.	40,584	346,993
	Ethan Allen Interiors, Inc.	80,080	905,705
*	Etsy, Inc.	90,383	5,863,145
*	Everi Holdings, Inc.	13,173	65,206
	Expedia Group, Inc.	204,165	14,491,632
#*	Express, Inc.	502,398	1,039,964
	Extended Stay America, Inc.	518,971	5,641,215
*	Fiesta Restaurant Group, Inc.	107,441	781,633
#*	Five Below, Inc.	110,262	9,941,222
*	Flanigan’s Enterprises, Inc.	2,891	40,474
	Flexsteel Industries, Inc.	20,797	199,651
#*	Floor & Decor Holdings, Inc., Class A	177,588	7,529,731
#	Foot Locker, Inc.	341,392	8,749,877
	Ford Motor Co.	5,581,866	28,411,698
#*	Fossil Group, Inc.	148,073	586,369
#*	Fox Factory Holding Corp.	128,975	6,579,015
*»	FRD Acquisition Co. Escrow Shares	4,235	0
*	frontdoor, Inc.	133,045	5,150,172
*	Full House Resorts, Inc.	23,954	36,889
#*	Funko, Inc., Class A	62,496	267,483
#	GameStop Corp., Class A	667,002	3,821,921
#	Gap, Inc. (The)	816,735	6,631,888
	Garmin, Ltd.	161,695	13,123,166
#*	Garrett Motion, Inc.	59,526	324,417
	General Motors Co.	1,167,423	26,021,859
#*	Genesco, Inc.	50,206	950,400
	Gentex Corp.	848,664	20,571,615
#*	Gentherm, Inc.	126,604	4,740,054
	Genuine Parts Co.	235,814	18,695,334
#*	G-III Apparel Group, Ltd.	144,282	1,634,715
#*	Good Times Restaurants, Inc.	1,923	1,682
	Goodyear Tire & Rubber Co. (The)	659,298	4,727,167
#*	GoPro, Inc., Class A	258,685	910,571

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Graham Holdings Co., Class B	12,018	$4,687,140
*	Grand Canyon Education, Inc.	101,162	8,701,955
*	Green Brick Partners, Inc.	15,871	141,411
#	Group 1 Automotive, Inc.	65,708	3,718,416
#*	Groupon, Inc.	932,604	1,137,777
#*	GrubHub, Inc.	104,596	4,998,643
#	Guess?, Inc.	241,260	2,255,781
#	H&R Block, Inc.	363,995	6,060,517
#	Hamilton Beach Brands Holding Co., Class A	31,592	416,698
#	Hanesbrands, Inc.	548,803	5,455,102
#	Harley-Davidson, Inc.	447,395	9,766,633
	Hasbro, Inc.	110,666	7,991,192
#	Haverty Furniture Cos., Inc.	65,791	890,152
	Haverty Furniture Cos., Inc., Class A	2,523	33,215
*	Helen of Troy, Ltd.	63,336	10,404,838
#*	Hibbett Sports, Inc.	172,823	2,666,659
*	Hilton Grand Vacations, Inc.	177,969	3,666,161
	Hilton Worldwide Holdings, Inc.	170,393	12,900,454
	Home Depot, Inc. (The)	297,068	65,304,458
#	Hooker Furniture Corp.	35,121	526,464
#*	Horizon Global Corp.	56,437	107,230
*	Houghton Mifflin Harcourt Co.	370,648	593,037
*	Hudson, Ltd., Class A	122,206	598,809
#	Hyatt Hotels Corp., Class A	76,915	4,327,238
*	Installed Building Products, Inc.	85,113	4,196,922
#	International Game Technology P.L.C.	131,549	991,879
#*	iRobot Corp.	75,519	4,603,638
*	J Alexander’s Holdings, Inc.	39,480	208,849
#*	J. Jill, Inc.	119,955	54,628
#	Jack in the Box, Inc.	60,844	3,668,893
#*	JAKKS Pacific, Inc.	74,500	58,855
#*	JC Penney Co., Inc.	1,367,388	347,317
	Jerash Holdings US, Inc.	5,937	27,904
	Johnson Outdoors, Inc., Class A	29,907	2,044,443
*	K12, Inc.	165,942	3,768,543
	KB Home	157,600	4,135,424
#	Kohl’s Corp.	418,240	7,720,710
#*	Kontoor Brands, Inc.	43,451	843,384
*	Koss Corp.	4,495	6,068
	L Brands, Inc.	288,306	3,427,958
#*	Lakeland Industries, Inc.	21,151	288,077
#*	Lands’ End, Inc.	94,807	806,808
	Las Vegas Sands Corp.	272,117	13,067,058
*	Laureate Education, Inc., Class A	37,457	354,718
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	145,538	3,412,866
#*	Lazydays Holdings, Inc.	11,759	38,687
#	LCI Industries	104,215	9,037,525
#*	Leaf Group, Ltd.	63,603	92,224
	Lear Corp.	154,791	15,115,341
	Leggett & Platt, Inc.	310,557	10,909,867
	Lennar Corp., Class A	361,842	18,117,429
	Lennar Corp., Class B	41,469	1,582,042
#*	LGI Homes, Inc.	74,015	4,483,829
#*	Libbey, Inc.	98,478	113,250
#	Lifetime Brands, Inc.	58,799	335,154
*	Lincoln Educational Services Corp.	56,293	140,733
*	Lindblad Expeditions Holdings, Inc.	10,754	71,837
#*	Liquidity Services, Inc.	116,650	583,250

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Lithia Motors, Inc., Class A	82,678	$9,140,880
*	LKQ Corp.	492,770	12,885,936
	Lowe’s Cos., Inc.	466,802	48,897,510
*	Luby’s, Inc.	657,623	552,403
*	Lululemon Athletica, Inc.	120,333	26,892,019
#*	Lumber Liquidators Holdings, Inc.	84,100	592,905
*	M/I Homes, Inc.	73,907	1,881,672
#	Macy’s, Inc.	906,664	5,313,051
*	Malibu Boats, Inc., Class A	84,934	2,920,031
	Marine Products Corp.	27,683	269,079
*	MarineMax, Inc.	93,576	1,348,430
#	Marriott International, Inc., Class A	218,447	19,865,570
	Marriott Vacations Worldwide Corp.	133,514	11,081,662
*	MasterCraft Boat Holdings, Inc.	58,899	615,495
#*	Mattel, Inc.	590,699	5,150,895
	McDonald’s Corp.	210,147	39,415,171
	MDC Holdings, Inc.	214,331	6,269,182
»	Media General, Inc.	96,518	9,121
*	Meritage Homes Corp.	131,485	6,910,852
	MGM Resorts International	497,634	8,375,180
#*	Michaels Cos., Inc. (The)	59,826	181,871
*	Modine Manufacturing Co.	174,461	807,754
*	Mohawk Industries, Inc.	134,578	11,805,182
*	Monarch Casino & Resort, Inc.	6,743	224,812
#*	Monitronics International, Inc.	20	110
#	Monro, Inc.	91,011	5,050,200
#*	Motorcar Parts of America, Inc.	62,081	883,413
#	Movado Group, Inc.	48,942	504,592
*	Murphy USA, Inc.	128,840	13,760,112
	Nathan’s Famous, Inc.	9,787	550,715
*	National Vision Holdings, Inc.	208,630	5,528,695
*	Nautilus, Inc.	91,751	595,464
*	New Home Co., Inc. (The)	51,562	117,561
	Newell Brands, Inc.	710,735	9,865,002
	NIKE, Inc., Class B	809,418	70,565,061
	Nobility Homes, Inc.	2,557	53,697
#	Nordstrom, Inc.	313,692	5,891,136
#*	Norwegian Cruise Line Holdings, Ltd.	353,541	5,798,072
*	NVR, Inc.	5,545	17,189,500
#	Office Depot, Inc.	1,826,784	4,055,460
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	8,052,292
*	O’Reilly Automotive, Inc.	67,407	26,042,020
#	Oxford Industries, Inc.	58,392	2,447,793
	P&F Industries, Inc., Class A	2,869	13,197
	Papa John’s International, Inc.	72,472	5,212,186
#*	Party City Holdco, Inc.	284,060	215,460
#*	Penn National Gaming, Inc.	146,037	2,602,379
#	Penske Automotive Group, Inc.	270,522	9,733,382
*	Perdoceo Education Corp.	254,762	3,311,906
#	PetMed Express, Inc.	39,873	1,577,775
*	Planet Fitness, Inc., Class A	140,814	8,495,309
#*	Playa Hotels & Resorts NV	77,700	191,919
	Polaris, Inc.	155,049	10,997,626
	Pool Corp.	73,758	15,611,618
#*	Potbelly Corp.	69,209	238,771
	PulteGroup, Inc.	504,048	14,249,437
	PVH Corp.	132,719	6,533,756
#*	Quotient Technology Inc.	240,688	1,728,140
#*	Qurate Retail, Inc.	689,320	5,552,473

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	80,996	$5,975,885
#	RCI Hospitality Holdings, Inc.	15,909	199,340
#*	Red Lion Hotels Corp.	64,309	103,537
#*	Red Robin Gourmet Burgers, Inc.	46,875	685,781
	Red Rock Resorts, Inc., Class A	153,369	1,680,924
#*	Regis Corp.	131,097	1,628,225
#	Rent-A-Center, Inc.	169,080	3,365,537
*	RH	54,040	7,769,871
	Rocky Brands, Inc.	11,845	254,075
	Ross Stores, Inc.	273,650	25,000,664
#	Royal Caribbean Cruises, Ltd.	190,799	8,923,669
#*	RTW RetailWinds, Inc.	85,295	26,604
#*	Rubicon Project, Inc. (The)	260,188	1,865,548
#	Ruth’s Hospitality Group, Inc.	140,808	1,584,794
#*	Sally Beauty Holdings, Inc.	227,954	2,213,433
#*	Scientific Games Corp., Class A	123,868	1,561,975
*	SeaWorld Entertainment, Inc.	255,090	3,747,272
*	Select Interior Concepts, Inc., Class A	44,690	143,008
	Service Corp. International	493,717	18,139,163
#*	ServiceMaster Global Holdings, Inc.	266,091	9,060,399
#*	Shake Shack, Inc., Class A	44,856	2,445,101
*	Shiloh Industries, Inc.	146,965	163,131
#	Shoe Carnival, Inc.	42,020	992,512
#	Shutterstock, Inc.	79,462	3,019,556
#	Signet Jewelers, Ltd.	221,882	2,232,133
#	Six Flags Entertainment Corp.	121,738	2,435,977
*	Skechers U.S.A., Inc., Class A	374,079	10,541,546
*	Skyline Champion Corp.	191,220	3,768,946
#*	Sleep Number Corp.	133,832	4,001,577
#	Sonic Automotive, Inc., Class A	103,663	2,221,498
#*	Sonos, Inc.	80,609	823,824
#*	Sportsman’s Warehouse Holdings, Inc.	131,729	943,180
#*	Stamps.com, Inc.	55,709	8,817,063
	Standard Motor Products, Inc.	74,703	3,039,665
	Starbucks Corp.	338,885	26,002,646
	Steven Madden, Ltd.	284,331	7,128,178
#*	Stoneridge, Inc.	107,534	2,153,906
	Strategic Education, Inc.	75,955	12,099,632
	Strattec Security Corp.	8,355	136,187
	Superior Group of Cos, Inc.	45,055	392,880
	Superior Industries International, Inc.	201,357	283,913
*	Sypris Solutions, Inc.	5,193	3,739
#	Tailored Brands, Inc.	31,770	52,738
*	Tandy Leather Factory, Inc.	28,054	111,374
	Tapestry, Inc.	523,410	7,788,341
	Target Corp.	551,687	60,542,131
*	Taylor Morrison Home Corp.	410,526	5,973,153
*	Tempur Sealy International, Inc.	132,736	7,134,560
#	Tenneco, Inc., Class A	176,952	918,381
*	Tesla, Inc.	16,040	12,541,355
#	Texas Roadhouse, Inc.	180,904	8,518,769
#	Thor Industries, Inc.	51,231	3,391,492
	Tiffany & Co.	183,552	23,219,328
	Tilly’s, Inc., Class A	65,473	385,636
	TJX Cos., Inc. (The)	844,059	41,401,094
	Toll Brothers, Inc.	340,958	8,189,811
#*	TopBuild Corp.	118,884	11,078,800
#*	Town Sports International Holdings, Inc.	31,508	18,788
	Tractor Supply Co.	200,553	20,342,091

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	TravelCenters of America, Inc.	20,953	$230,693
#*	TRI Pointe Group, Inc.	569,348	6,536,115
#*	Tuesday Morning Corp.	157,477	114,171
	Tupperware Brands Corp.	17,349	55,864
#*	Turtle Beach Corp.	10,213	100,394
#	Twin River Worldwide Holding, Inc.	683	10,778
*	Ulta Beauty, Inc.	74,321	16,196,032
#*	Under Armour, Inc., Class A	239,786	2,498,570
*	Under Armour, Inc., Class C	273,802	2,538,145
*	Unifi, Inc.	68,434	708,292
*	Unique Fabricating, Inc.	17,320	56,290
*	Universal Electronics, Inc.	44,224	1,825,567
*	Universal Technical Institute, Inc.	67,732	435,517
#*	Urban Outfitters, Inc.	336,368	5,832,621
#*	US Auto Parts Network, Inc.	11,345	36,417
	Vail Resorts, Inc.	77,588	13,267,548
#*	Veoneer, Inc.	101,973	997,296
*	Vera Bradley, Inc.	123,422	680,055
	VF Corp.	344,849	20,035,727
#*	Vince Holding Corp.	3,562	21,265
*	Vista Outdoor, Inc.	177,478	1,796,077
#*	Visteon Corp.	111,275	6,709,883
*	VOXX International Corp.	97,553	462,401
#*	Wayfair, Inc., Class A	42,533	5,275,793
	Wendy’s Co. (The)	669,531	13,296,886
	Weyco Group, Inc.	28,565	543,592
#	Whirlpool Corp.	142,228	15,892,557
#	Williams-Sonoma, Inc.	253,512	15,677,182
	Wingstop, Inc.	78,649	9,223,168
	Winmark Corp.	7,748	1,162,200
	Winnebago Industries, Inc.	106,571	4,728,555
	Wolverine World Wide, Inc.	260,741	5,342,583
#*	WW International, Inc.	98,895	2,522,811
	Wyndham Destinations, Inc.	144,276	3,689,137
	Wyndham Hotels & Resorts, Inc.	194,723	7,343,004
	Wynn Resorts, Ltd.	229,131	19,597,574
#*	YETI Holdings, Inc.	80,787	2,230,529
	Yum! Brands, Inc.	168,038	14,523,524
#*	ZAGG, Inc.	87,121	287,499
*	Zovio, Inc.	116,596	212,205
*	Zumiez, Inc.	83,902	1,773,688

TOTAL CONSUMER DISCRETIONARY			2,743,487,944

CONSUMER STAPLES — (6.0%)
	Alico, Inc.	24,578	720,381
	Altria Group, Inc.	1,619,950	63,583,037
	Andersons, Inc. (The)	147,777	2,507,776
*	Arcadia Biosciences, Inc.	6,872	29,206
	Archer-Daniels-Midland Co.	603,011	22,395,829
#	B&G Foods, Inc.	254,798	4,948,177
#*	BJ’s Wholesale Club Holdings, Inc.	194,754	5,123,978
#*	Boston Beer Co., Inc. (The), Class A	37,073	17,294,925
*	Bridgford Foods Corp.	11,491	209,366
	Brown-Forman Corp., Class A	59,147	3,354,818
#	Brown-Forman Corp., Class B	324,384	20,176,685
	Bunge, Ltd.	279,811	11,100,102
	Calavo Growers, Inc.	51,317	2,976,386
#	Cal-Maine Foods, Inc.	136,112	5,650,009
	Campbell Soup Co.	341,257	17,056,025

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Casey’s General Stores, Inc.	110,874	$16,787,432
*	Central Garden & Pet Co.	40,949	1,348,860
*	Central Garden & Pet Co., Class A	146,684	4,460,660
#*	Chefs’ Warehouse, Inc. (The)	79,060	1,113,165
	Church & Dwight Co., Inc.	236,607	16,560,124
	Clorox Co. (The)	132,095	24,627,792
	Coca-Cola Co. (The)	2,307,647	105,897,921
#	Coca-Cola Consolidated, Inc.	27,510	6,477,780
*	Coffee Holding Co., Inc.	5,400	15,606
	Colgate-Palmolive Co.	308,310	21,664,944
	Conagra Brands, Inc.	564,770	18,885,909
	Constellation Brands, Inc., Class A	99,120	16,324,073
#	Constellation Brands, Inc., Class B	3,613	570,258
	Costco Wholesale Corp.	197,683	59,897,949
	Coty, Inc., Class A	1,002,752	5,464,998
#*	Craft Brew Alliance, Inc.	111,236	1,679,664
*	Cyanotech Corp.	2,301	5,085
*	Darling Ingredients, Inc.	422,245	8,694,025
*	Dean Foods Co.	1,496,802	118,247
*	Edgewell Personal Care Co.	174,194	4,809,496
#*	elf Beauty Inc.	124,273	1,624,248
#	Energizer Holdings, Inc.	114,948	4,478,374
	Estee Lauder Cos., Inc. (The), Class A	167,757	29,592,335
*	Farmer Bros Co.	84,549	781,233
	Flowers Foods, Inc.	653,637	14,563,032
#	Fresh Del Monte Produce, Inc.	161,044	4,591,364
*	Freshpet Inc.	13,403	1,010,720
	General Mills, Inc.	405,752	24,300,487
#*	Hain Celestial Group, Inc. (The)	198,495	5,129,111
#*	Herbalife Nutrition, Ltd.	252,784	9,441,482
	Hershey Co. (The)	154,380	20,444,543
#	Hormel Foods Corp.	496,927	23,281,030
*	Hostess Brands, Inc.	389,480	4,681,550
#	Ingles Markets, Inc., Class A	55,537	2,267,576
	Ingredion, Inc.	214,173	17,390,848
	Inter Parfums, Inc.	85,209	3,807,990
#	J&J Snack Foods Corp.	48,526	6,164,258
	JM Smucker Co. (The)	152,827	17,561,351
	John B. Sanfilippo & Son, Inc.	34,146	2,804,411
	Kellogg Co.	404,136	26,470,908
#	Keurig Dr Pepper, Inc.	145,443	3,848,422
	Kimberly-Clark Corp.	103,431	14,323,125
	Kraft Heinz Co. (The)	344,297	10,442,528
	Kroger Co. (The)	1,413,674	44,686,235
	Lamb Weston Holdings, Inc.	112,399	6,896,803
	Lancaster Colony Corp.	61,956	8,341,136
*	Landec Corp.	90,725	1,011,584
#*	Lifevantage Corp.	21,105	327,127
*	Lifeway Foods, Inc.	20,990	55,623
#	Limoneira Co.	51,794	691,450
	Mannatech, Inc.	4,594	49,385
#	McCormick & Co., Inc.	3,330	521,378
	McCormick & Co., Inc. Non-Voting	136,795	21,454,928
#	Medifast, Inc.	52,785	4,005,326
#	MGP Ingredients, Inc.	71,438	2,695,356
	Molson Coors Beverage Co., Class B	277,650	11,386,426
#	Molson Coors Brewing Co., Class A	1,020	61,990
	Mondelez International, Inc., Class A	574,940	29,574,914
*	Monster Beverage Corp.	180,203	11,138,347

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	National Beverage Corp.	78,210	$3,928,488
#*	Natura & Co. Holding SA, ADR	225,823	2,937,957
*	Natural Alternatives International, Inc.	16,951	116,962
#	Natural Grocers by Vitamin Cottage, Inc.	71,122	801,545
#	Natural Health Trends Corp.	16,960	70,554
*	Nature’s Sunshine Products, Inc.	52,929	465,775
	Nu Skin Enterprises, Inc., Class A	164,113	4,793,741
#	Ocean Bio-Chem, Inc.	12,000	86,880
	Oil-Dri Corp. of America	14,194	530,714
	PepsiCo, Inc.	1,103,027	145,919,442
*	Performance Food Group Co.	155,277	4,557,380
	Philip Morris International, Inc.	383,698	28,623,871
*	Pilgrim’s Pride Corp.	308,227	6,780,994
*	Post Holdings, Inc.	247,616	22,743,530
	PriceSmart, Inc.	81,647	5,187,850
	Procter & Gamble Co. (The)	1,091,810	128,691,645
#*	Pyxus International, Inc.	27,945	73,216
#*	Revlon, Inc., Class A	58,247	775,850
#*	RiceBran Technologies	16,890	21,788
#*	Rite Aid Corp.	62,051	889,191
	Rocky Mountain Chocolate Factory, Inc.	12,203	56,500
*	S&W Seed Co.	68,983	133,827
	Sanderson Farms, Inc.	87,476	11,908,983
	Seaboard Corp.	1,240	3,733,764
*	Seneca Foods Corp., Class A	28,492	1,025,142
*	Seneca Foods Corp., Class B	1,999	75,982
#*	Simply Good Foods Co. (The)	214,709	4,047,265
	SpartanNash Co.	134,011	2,298,289
	Spectrum Brands Holdings, Inc.	192,223	8,277,122
*	Sprouts Farmers Market, Inc.	473,063	9,830,249
	Sysco Corp.	432,102	24,314,380
*	Tofutti Brands, Inc.	1,645	2,616
#	Tootsie Roll Industries, Inc.	74,307	2,610,405
#*	TreeHouse Foods, Inc.	192,443	9,955,076
#	Turning Point Brands, Inc.	21,179	493,471
	Tyson Foods, Inc., Class A	343,534	21,364,379
#*	United Natural Foods, Inc.	271,514	2,888,909
	United-Guardian, Inc.	4,655	67,730
	Universal Corp.	84,228	4,074,108
*	US Foods Holding Corp.	448,636	9,645,674
#*	USANA Health Sciences, Inc.	93,475	8,339,839
#	Vector Group, Ltd.	337,242	3,608,489
*	Veru, Inc.	50,478	163,044
#	Village Super Market, Inc., Class A	31,018	745,363
	Walgreens Boots Alliance, Inc.	564,026	24,416,685
	Walmart, Inc.	898,743	109,242,212
#	WD-40 Co.	33,668	5,867,659
#	Weis Markets, Inc.	90,746	4,540,022
*	Willamette Valley Vineyards, Inc.	6,260	40,690

TOTAL CONSUMER STAPLES			1,516,194,869

ENERGY — (3.1%)
#*	Abraxas Petroleum Corp.	256,385	80,684
	Adams Resources & Energy, Inc.	7,057	197,137
#	Amplify Energy Corp.	108,653	143,422
#*	Antero Resources Corp.	574,658	1,712,481
#	Apache Corp.	669,048	8,751,148
#*	Apergy Corp.	226,887	2,089,629
#	Arch Coal, Inc., Class A	44,737	1,305,873

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	456,876	$2,197,574
	Ardmore Shipping Corp.	103,600	681,688
*	Aspen Aerogels, Inc.	64,239	359,738
	Baker Hughes Co.	501,688	6,998,548
	Berry Corp.	123,270	422,816
#*	Bonanza Creek Energy, Inc.	79,202	1,382,867
	Cabot Oil & Gas Corp.	508,982	11,004,191
#	Cactus, Inc., Class A	87,473	1,555,270
#*	California Resources Corp.	88,450	247,660
#*	Callon Petroleum Co.	1,995,323	1,875,005
#*	Centennial Resource Development, Inc., Class A	600,683	708,806
#*	Cheniere Energy, Inc.	158,539	7,402,186
	Chevron Corp.	1,432,906	131,827,352
	Cimarex Energy Co.	250,750	6,374,065
*	Clean Energy Fuels Corp.	650,469	1,401,761
*	CNX Resources Corp.	646,499	6,852,889
	Concho Resources, Inc.	265,297	15,047,646
	ConocoPhillips	991,788	41,754,275
#*	CONSOL Energy, Inc.	76,209	578,426
#*	Contango Oil & Gas Co.	235,335	480,083
#	Continental Resources, Inc.	265,155	4,345,890
#	Core Laboratories NV	78,289	1,535,247
#	CVR Energy, Inc.	228,689	5,454,233
#*	Dawson Geophysical Co.	215,903	274,197
#	Delek US Holdings, Inc.	272,889	6,371,958
#*	Denbury Resources, Inc.	1,237,852	440,056
	Devon Energy Corp.	451,194	5,626,389
#	DHT Holdings, Inc.	891,252	6,470,490
#*	Diamond Offshore Drilling, Inc.	456,701	107,279
	Diamondback Energy, Inc.	81,794	3,561,311
#	DMC Global, Inc.	45,597	1,176,859
*	Dorian LPG, Ltd.	168,723	1,601,181
#*	Dril-Quip, Inc.	174,743	5,789,236
#*	Earthstone Energy, Inc., Class A	76,692	177,159
#	EnLink Midstream LLC	378,207	839,620
	EOG Resources, Inc.	619,952	29,453,920
#*	Epsilon Energy, Ltd.	85,058	249,220
#	EQT Corp.	216,273	3,155,423
#	Equitrans Midstream Corp.	196,690	1,648,262
*	Era Group, Inc.	82,505	422,426
	Evolution Petroleum Corp.	97,108	288,411
*	Exterran Corp.	103,698	705,146
#*	Extraction Oil & Gas, Inc.	356,349	188,722
	Exxon Mobil Corp.	2,241,033	104,140,803
*	Forum Energy Technologies, Inc.	540,589	232,453
*	Frank’s International NV	615,739	1,496,246
#	GasLog, Ltd.	227,243	1,049,863
*	Geospace Technologies Corp.	40,447	251,176
#*	Goodrich Petroleum Corp.	30,840	262,448
#	Green Plains, Inc.	158,374	929,655
*	Gulf Island Fabrication, Inc.	104,162	314,569
#*	Gulfport Energy Corp.	845,076	2,159,169
#	Hallador Energy Co.	95,234	72,540
	Halliburton Co.	865,275	9,085,387
#*	Helix Energy Solutions Group, Inc.	512,152	1,300,866
#	Helmerich & Payne, Inc.	190,198	3,760,214
	Hess Corp.	347,083	16,882,117
#*	HighPoint Resources Corp.	526,347	174,537
	HollyFrontier Corp.	383,160	12,659,606

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Independence Contract Drilling, Inc.	738	$5,749
	International Seaways, Inc.	94,840	2,295,128
#*	ION Geophysical Corp.	80,276	162,158
	Kinder Morgan, Inc.	1,093,700	16,657,051
#*	KLX Energy Services Holdings, Inc.	71,288	92,674
#	Kosmos Energy, Ltd.	757,608	1,250,053
#*	Laredo Petroleum, Inc.	959,733	1,046,109
#	Liberty Oilfield Services, Inc., Class A	105,762	499,197
*	Lonestar Resources US, Inc., Class A	66,701	50,459
#	Mammoth Energy Services, Inc.	72,963	61,289
	Marathon Oil Corp.	1,418,842	8,683,313
	Marathon Petroleum Corp.	719,648	23,086,308
#*	Matador Resources Co.	341,296	2,402,724
*	Matrix Service Co.	103,231	1,077,732
*	Mitcham Industries, Inc.	94,814	91,021
#*	Montage Resources Corp.	52,502	358,589
#	Murphy Oil Corp.	448,454	5,318,664
#	Nabors Industries, Ltd.	46,552	685,710
	NACCO Industries, Inc., Class A	16,271	571,926
	National Oilwell Varco, Inc.	569,590	7,199,618
*	Natural Gas Services Group, Inc.	36,176	229,718
#	Navios Maritime Acquisition Corp.	14,951	81,782
#*	NCS Multistage Holdings, Inc.	7,647	5,123
*	Newpark Resources, Inc.	242,360	370,811
*	NexTier Oilfield Solutions, Inc.	681,620	1,581,358
#*	Nine Energy Service, Inc.	5,600	8,120
#*	Noble Corp. P.L.C.	841,736	217,168
	Noble Energy, Inc.	622,575	6,107,461
#	Nordic American Tankers, Ltd.	89,619	539,506
#*	Northern Oil and Gas, Inc.	890,208	745,282
#*	Oasis Petroleum, Inc.	1,586,577	1,116,792
#	Occidental Petroleum Corp.	935,693	15,532,504
#*	Oceaneering International, Inc.	309,191	1,589,242
*	Oil States International, Inc.	373,734	1,285,645
	ONEOK, Inc.	452,023	13,529,048
*	Overseas Shipholding Group, Inc., Class A	141,074	352,685
#*	Pacific Ethanol, Inc.	45,892	16,246
	Panhandle Oil and Gas, Inc., Class A	45,959	199,002
#*	Par Pacific Holdings, Inc.	148,811	1,446,443
	Parsley Energy, Inc., Class A	671,262	6,343,426
	Patterson-UTI Energy, Inc.	266,416	983,075
#	PBF Energy, Inc., Class A	393,047	4,480,736
#*	PDC Energy, Inc.	291,112	3,781,545
#	Peabody Energy Corp.	284,352	963,953
#*	Penn Virginia Corp.	44,378	279,138
	Phillips 66	231,837	16,963,513
	Pioneer Natural Resources Co.	189,651	16,937,731
*	PrimeEnergy Resources Corp.	3,139	196,125
#*	Profire Energy, Inc.	40,417	31,323
*	ProPetro Holding Corp.	294,518	1,248,756
	QEP Resources, Inc.	776,308	765,440
*	Quintana Energy Services, Inc.	43,149	41,423
#	Range Resources Corp.	748,602	4,364,350
*	Ranger Energy Services, Inc.	17,872	75,241
#*	Renewable Energy Group, Inc.	144,275	3,579,463
*	REX American Resources Corp.	14,981	891,070
#*	RigNet, Inc.	29,697	40,091
#*	Ring Energy, Inc.	196,159	176,798
#	RPC, Inc.	342,480	1,167,857

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	SandRidge Energy, Inc.	101,732	$202,447
	Schlumberger, Ltd.	839,448	14,119,515
#	Scorpio Tankers, Inc.	171,783	3,760,330
*	SEACOR Holdings, Inc.	63,253	1,787,530
*	SEACOR Marine Holdings, Inc.	94,098	294,527
#*	Select Energy Services, Inc., Class A	260,355	1,249,704
#	SFL Corp., Ltd.	372,859	4,209,578
#*	SilverBow Resources, Inc.	20,279	109,709
#	SM Energy Co.	554,697	2,246,523
#*	Smart Sand, Inc.	60,808	50,471
#	Solaris Oilfield Infrastructure, Inc., Class A	97,437	666,469
#*	Southwestern Energy Co.	1,662,943	5,371,306
*	Sundance Energy, Inc.	1,204	3,793
#*	Talos Energy, Inc.	160,837	1,831,933
	Targa Resources Corp.	332,759	4,312,557
	TechnipFMC P.L.C.	473,724	4,220,881
#*	Teekay Corp.	166,934	620,994
#*	Teekay Tankers, Ltd., Class A	123,175	2,501,684
#*	TETRA Technologies, Inc.	370,877	180,357
#*	Tidewater, Inc.	117,439	676,449
#*	Unit Corp.	316,378	106,936
#	US Silica Holdings, Inc.	204,937	393,479
*	VAALCO Energy, Inc.	32,695	30,321
#	Valaris P.L.C.	1,245,804	567,464
	Valero Energy Corp.	508,170	32,192,569
#*	W&T Offshore, Inc.	335,259	928,667
	Williams Cos., Inc. (The)	1,028,103	19,914,355
	World Fuel Services Corp.	232,139	5,803,475
*	WPX Energy, Inc.	975,394	5,979,165

TOTAL ENERGY			782,281,154

FINANCIALS — (13.5%)
*	1347 Property Insurance Holdings, Inc.	8,932	42,874
	1st Constitution Bancorp	25,910	329,057
	1st Source Corp.	87,455	3,037,312
	ACNB Corp.	20,654	577,486
#	Affiliated Managers Group, Inc.	76,375	5,343,195
	Aflac, Inc.	486,411	18,113,946
	Alleghany Corp.	20,846	11,125,719
#	Allegiance Bancshares, Inc.	63,206	1,585,206
	Allstate Corp. (The)	279,303	28,410,701
	Ally Financial, Inc.	702,004	11,505,846
*	A-Mark Precious Metals, Inc.	17,533	259,488
*	Ambac Financial Group, Inc.	64,306	1,106,063
	American Equity Investment Life Holding Co.	234,005	4,918,785
	American Express Co.	742,133	67,719,636
	American Financial Group, Inc.	174,404	11,552,521
	American International Group, Inc.	555,522	14,126,924
	American National Bankshares, Inc.	33,036	883,713
	American National Insurance Co.	43,227	3,479,773
	American River Bankshares	19,024	179,016
	Ameriprise Financial, Inc.	216,761	24,914,509
	Ameris Bancorp	233,485	5,937,524
	AMERISAFE, Inc.	68,230	4,344,204
#	AmeriServ Financial, Inc.	18,864	60,176
	Ames National Corp.	27,872	590,886
	Aon P.L.C.	177,322	30,618,190
*	Arch Capital Group, Ltd.	499,119	11,993,830
	Ares Management Corp., Class A	95,808	3,214,358

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings, Ltd.	113,871	$4,026,479
	Arrow Financial Corp.	44,727	1,274,719
	Arthur J Gallagher & Co.	155,115	12,176,527
	Artisan Partners Asset Management, Inc., Class A	151,232	4,452,270
#*	Ashford, Inc.	1,390	12,997
	Associated Banc-Corp.	338,868	4,791,594
#	Associated Capital Group, Inc., Class A	9,645	369,114
	Assurant, Inc.	142,774	15,168,310
	Assured Guaranty, Ltd.	266,861	7,933,778
*	Asta Funding, Inc.	2,291	26,553
*	Athene Holding, Ltd., Class A	127,705	3,448,035
	Atlantic American Corp.	17,563	31,438
*	Atlantic Capital Bancshares, Inc.	86,975	1,091,536
	Atlantic Union Bankshares Corp.	230,529	5,502,727
#*	Atlanticus Holdings Corp.	36,049	580,389
	Auburn National BanCorp, Inc.	5,123	221,211
	Axis Capital Holdings, Ltd.	186,997	6,844,090
*	Axos Financial, Inc.	204,907	4,723,106
#	Banc of California, Inc.	152,950	1,593,739
	BancFirst Corp.	88,347	3,402,243
	Bancorp 34, Inc.	5,081	52,436
*	Bancorp, Inc. (The)	188,264	1,312,200
#	BancorpSouth Bank	248,919	5,448,837
	Bank of America Corp.	4,688,252	112,752,461
	Bank of Commerce Holdings	49,603	381,447
#	Bank of Hawaii Corp.	128,470	8,759,085
	Bank of Marin Bancorp	35,642	1,174,760
	Bank of New York Mellon Corp. (The)	535,879	20,116,898
	Bank of NT Butterfield & Son, Ltd. (The)	188,729	4,153,925
	Bank of Princeton (The)	15,499	325,479
	Bank of South Carolina Corp.	10,128	167,618
	Bank of the James Financial Group, Inc.	7,644	82,861
	Bank OZK	282,555	6,391,394
	BankFinancial Corp.	48,482	400,946
	BankUnited, Inc.	285,584	5,657,419
	Bankwell Financial Group, Inc.	15,051	229,528
	Banner Corp.	120,081	4,614,713
	Bar Harbor Bankshares	36,327	667,690
#*	Baycom Corp.	12,706	156,665
	BCB Bancorp, Inc.	46,065	466,178
*	Berkshire Bancorp, Inc.	3,850	33,688
*	Berkshire Hathaway, Inc., Class B	1,010,279	189,285,873
	Berkshire Hills Bancorp, Inc.	173,168	2,950,783
	BGC Partners, Inc., Class A	932,234	2,885,264
	BlackRock, Inc.	82,921	41,629,659
	Blackstone Group, Inc. (The), Class A	108,362	5,660,831
*	Blucora, Inc.	75,507	1,062,383
#	BOK Financial Corp.	130,601	6,763,826
	Boston Private Financial Holdings, Inc.	288,959	2,196,088
	Bridge Bancorp, Inc.	61,357	1,269,476
*	Bridgewater Bancshares, Inc.	38,692	391,950
*	Brighthouse Financial, Inc.	52,344	1,345,764
*	BrightSphere Investment Group P.L.C.	253,163	1,875,938
	Brookline Bancorp, Inc.	277,736	2,835,685
#	Brown & Brown, Inc.	390,481	14,022,173
	Bryn Mawr Bank Corp.	70,547	2,053,976
#	Business First Bancshares, Inc.	2,673	37,369
	Byline Bancorp, Inc.	9,550	117,656
	C&F Financial Corp.	9,438	335,615

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cadence BanCorp	375,100	$2,483,162
#*»	Calamos Asset Management, Inc., Class A	35,476	0
	California First National Bancorp	9,103	132,540
#	Cambridge Bancorp	3,898	217,430
	Camden National Corp.	50,870	1,665,992
*	Cannae Holdings, Inc.	245,869	7,757,167
#	Capital City Bank Group, Inc.	51,430	1,133,517
	Capital One Financial Corp.	363,354	23,530,805
	Capitol Federal Financial, Inc.	500,934	6,006,199
	Capstar Financial Holdings, Inc.	52,453	598,489
	Carolina Financial Corp.	80,539	2,724,634
#	Cathay General Bancorp	194,645	5,434,488
	Cboe Global Markets, Inc.	70,231	6,979,557
	CBTX, Inc.	34,416	621,553
#	CCUR Holdings, Inc.	14,271	49,592
	CenterState Bank Corp.	322,932	5,615,787
*	Central Federal Corp.	6,476	77,582
	Central Pacific Financial Corp.	57,601	1,007,441
	Central Valley Community Bancorp	24,647	360,586
	Century Bancorp, Inc., Class A	13,628	1,017,875
	Charles Schwab Corp. (The)	761,507	28,724,044
	Chemung Financial Corp.	13,461	329,794
	Chubb, Ltd.	242,788	26,223,532
	Cincinnati Financial Corp.	198,392	13,054,194
	CIT Group, Inc.	176,002	3,340,518
	Citigroup, Inc.	1,205,925	58,559,718
	Citizens & Northern Corp.	25,465	455,314
	Citizens Community Bancorp, Inc.	24,520	188,804
	Citizens Financial Group, Inc.	579,838	12,982,573
	Citizens Holding Co.	5,685	115,406
#*	Citizens, Inc.	80,221	446,029
#	City Holding Co.	44,929	3,036,751
	Civista Bancshares, Inc.	40,150	615,499
	CME Group, Inc.	150,921	26,895,631
	CNA Financial Corp.	116,745	3,686,807
	CNB Financial Corp.	47,886	849,498
#	CNO Financial Group, Inc.	360,876	5,073,917
*	Coastal Financial Corp.	12,903	169,416
	Codorus Valley Bancorp, Inc.	25,892	363,783
	Cohen & Steers, Inc.	131,992	7,621,218
	Colony Bankcorp, Inc.	20,874	263,012
	Columbia Banking System, Inc.	233,315	6,297,172
*	Columbia Financial, Inc.	80,139	1,134,368
	Comerica, Inc.	255,711	8,914,085
#	Commerce Bancshares, Inc.	239,064	14,628,326
	Commercial National Financial Corp.	2,306	38,971
#	Community Bank System, Inc.	171,816	10,736,782
	Community Bankers Trust Corp.	62,574	349,789
	Community Financial Corp. (The)	15,436	358,115
*	Community First Bancshares, Inc.	17,083	122,485
	Community Trust Bancorp, Inc.	58,563	1,985,286
	Community West Bancshares	17,906	123,730
	ConnectOne Bancorp, Inc.	140,313	2,096,276
#*	Consumer Portfolio Services, Inc.	191,854	567,888
	County Bancorp, Inc.	18,726	365,157
#	Cowen, Inc., Class A	63,922	699,946
#	Crawford & Co., Class A	94,242	671,003
	Crawford & Co., Class B	74,316	490,486
#*	Credit Acceptance Corp.	68,201	21,249,386

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Cullen/Frost Bankers, Inc.	113,352	$8,145,475
*	Customers Bancorp, Inc.	95,711	1,221,272
	CVB Financial Corp.	383,991	7,981,253
	Diamond Hill Investment Group, Inc.	14,446	1,582,704
	Dime Community Bancshares, Inc.	132,854	2,182,791
	Discover Financial Services	545,735	23,450,233
	Donegal Group, Inc., Class A	78,391	1,122,559
	Donegal Group, Inc., Class B	5,678	76,369
#*	Donnelley Financial Solutions, Inc.	108,466	789,632
	E*TRADE Financial Corp.	340,972	13,846,873
#	Eagle Bancorp Montana, Inc.	17,152	298,445
#	Eagle Bancorp, Inc.	113,735	3,989,824
	East West Bancorp, Inc.	257,210	9,020,355
	Eaton Vance Corp.	301,121	11,051,141
#*	eHealth, Inc.	61,247	6,535,055
*	Elevate Credit, Inc.	64,789	121,155
#	Elmira Savings Bank	7,695	101,959
	Emclaire Financial Corp.	2,399	52,778
	Employers Holdings, Inc.	113,426	3,444,748
#*	Encore Capital Group, Inc.	101,335	2,632,683
*	Enova International, Inc.	137,067	2,198,555
*	Enstar Group, Ltd.	32,385	4,683,519
	Enterprise Bancorp, Inc.	18,776	453,440
	Enterprise Financial Services Corp.	85,883	2,640,043
	Equitable Holdings, Inc.	60,624	1,110,632
*	Equity Bancshares, Inc., Class A	47,837	896,465
#	Erie Indemnity Co., Class A	65,320	11,630,879
*	Esquire Financial Holdings, Inc.	17,523	287,728
	ESSA Bancorp, Inc.	19,001	228,012
	Essent Group, Ltd.	178,380	4,873,342
	Evans Bancorp, Inc.	13,502	374,951
	Evercore, Inc., Class A	118,960	6,138,336
	Everest Re Group, Ltd.	59,976	10,383,645
#*	EZCORP, Inc., Class A	187,891	1,052,190
#	FactSet Research Systems, Inc.	69,003	18,975,825
#	Farmers & Merchants Bancorp, Inc.	8,932	214,368
	Farmers National Banc Corp.	51,416	637,044
	Fauquier Bankshares, Inc.	4,556	66,928
	FB Financial Corp.	100,967	2,255,603
	FBL Financial Group, Inc., Class A	79,082	3,090,525
	Federal Agricultural Mortgage Corp., Class A	2,460	153,221
	Federal Agricultural Mortgage Corp., Class C	29,738	1,981,443
	Federated Hermes, Inc., Class B	388,718	8,851,109
	FedNat Holding Co.	48,967	593,480
*	FFBW, Inc.	15,405	132,329
#	Fidelity D&D Bancorp, Inc.	5,497	212,074
	Fidelity National Financial, Inc.	365,119	9,876,469
	Fifth Third Bancorp	956,262	17,872,537
	Financial Institutions, Inc.	51,721	1,000,801
*	First Acceptance Corp.	34,466	27,052
	First American Financial Corp.	329,576	15,200,045
	First Bancorp	99,409	2,643,285
	First BanCorp	750,229	4,373,835
	First Bancorp, Inc.	31,491	689,653
	First Bancshares, Inc.	569	7,753
	First Bancshares, Inc. (The)	29,331	584,274
#	First Bank	36,002	285,136
	First Busey Corp.	171,795	3,164,464
	First Business Financial Services, Inc.	24,675	423,916

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Capital, Inc.	6,938	$345,859
	First Choice Bancorp	18,727	285,025
	First Citizens BancShares, Inc., Class A	22,584	8,627,088
	First Commonwealth Financial Corp.	335,636	3,195,255
	First Community Bancshares, Inc.	52,812	1,244,779
#	First Community Corp.	21,514	333,467
	First Defiance Financial Corp.	132,910	2,309,976
#	First Financial Bancorp	338,499	5,206,115
#	First Financial Bankshares, Inc.	272,016	7,575,646
	First Financial Corp.	23,250	825,840
	First Financial Northwest, Inc.	22,460	220,557
	First Foundation, Inc.	138,010	1,899,018
#	First Guaranty Bancshares, Inc.	6,290	84,978
	First Hawaiian, Inc.	20,596	362,284
	First Horizon National Corp.	807,929	7,335,995
	First Internet Bancorp	30,005	471,078
	First Interstate BancSystem, Inc., Class A	118,143	3,993,233
	First Merchants Corp.	186,893	5,290,941
	First Mid Bancshares, Inc.	33,744	900,965
	First Midwest Bancorp, Inc.	362,132	5,352,311
	First National Corp.	4,411	70,400
	First Northwest Bancorp	29,820	347,403
	First of Long Island Corp. (The)	76,126	1,202,030
	First Republic Bank	151,619	15,812,346
	First Savings Financial Group, Inc.	3,511	152,518
	First United Corp.	19,729	302,840
	First US Bancshares, Inc.	11,301	83,853
*	First Western Financial, Inc.	5,714	71,425
	FirstCash, Inc.	118,740	8,530,282
	Flagstar Bancorp, Inc.	194,402	5,036,956
	Flushing Financial Corp.	96,520	1,205,535
	FNB Corp.	771,885	6,244,550
	Franklin Financial Network, Inc.	46,150	1,094,678
	Franklin Financial Services Corp.	2,735	79,042
#	Franklin Resources, Inc.	449,353	8,465,811
	FS Bancorp, Inc.	12,653	530,793
#*	FSB Bancorp, Inc.	1,845	24,631
#	Fulton Financial Corp.	598,539	6,996,921
*	FVCBankcorp, Inc.	7,445	85,692
#	GAIN Capital Holdings, Inc.	98,991	647,401
*	GAINSCO, Inc.	1,000	25,750
	GAMCO Investors, Inc., Class A	33,671	435,703
*	Genworth Financial, Inc., Class A	871,322	3,162,899
#	German American Bancorp, Inc.	82,904	2,464,736
#	Glacier Bancorp, Inc.	232,031	8,835,740
	Glen Burnie Bancorp	793	7,319
	Global Indemnity, Ltd.	35,994	885,092
	Globe Life, Inc.	159,563	13,138,417
	Goldman Sachs Group, Inc. (The)	187,599	34,409,409
#*	Goosehead Insurance, Inc., Class A	18,521	1,039,769
*	Great Elm Capital Group, Inc.	61,827	118,090
	Great Southern Bancorp, Inc.	48,081	2,046,808
	Great Western Bancorp, Inc.	192,551	3,619,959
*	Green Dot Corp., Class A	165,615	5,051,257
	Greene County Bancorp, Inc.	1,937	40,658
#	Greenhill & Co., Inc.	74,514	795,064
#*	Greenlight Capital Re, Ltd., Class A	125,377	817,458
	Guaranty Bancshares, Inc.	21,025	567,044
	Guaranty Federal Bancshares, Inc.	9,816	152,246

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Hallmark Financial Services, Inc.	43,645	$188,546
	Hamilton Lane, Inc., Class A	46,666	3,026,290
	Hancock Whitney Corp.	244,445	5,111,345
	Hanmi Financial Corp.	106,232	1,282,220
	Hanover Insurance Group, Inc. (The)	112,310	11,273,678
*	HarborOne Bancrop, Inc.	93,608	750,736
	Harleysville Financial Corp.	3,101	68,610
	Hartford Financial Services Group, Inc. (The)	531,063	20,175,083
	Hawthorn Bancshares, Inc.	16,498	300,264
#	HCI Group, Inc.	32,040	1,334,466
	Heartland Financial USA, Inc.	118,089	4,011,483
#	Hennessy Advisors, Inc.	20,446	163,159
	Heritage Commerce Corp.	174,347	1,548,201
#	Heritage Financial Corp.	126,311	2,532,536
	Heritage Insurance Holdings, Inc.	94,337	1,069,782
	Hilltop Holdings, Inc.	301,208	5,813,314
	Hingham Institution For Savings (The)	5,643	863,492
*	HMN Financial, Inc.	11,368	176,204
	Home Bancorp, Inc.	22,861	580,669
#	Home BancShares, Inc.	430,103	6,593,479
	Home Federal Bancorp, Inc.	2,614	65,023
	HomeStreet, Inc.	57,218	1,461,920
	HomeTrust Bancshares, Inc.	14,545	223,557
	Hope Bancorp, Inc.	485,177	4,827,511
	Horace Mann Educators Corp.	136,233	4,789,952
	Horizon Bancorp, Inc.	138,889	1,580,557
	Houlihan Lokey, Inc.	94,105	5,587,955
*	Howard Bancorp, Inc.	49,213	549,709
	Huntington Bancshares, Inc.	1,756,688	16,231,797
*	HV Bancorp, Inc.	1,600	20,000
	IBERIABANK Corp.	126,006	5,224,209
#*	ICC Holdings, Inc.	4,514	46,946
	IF Bancorp, Inc.	6,461	106,607
	Independence Holding Co.	33,517	927,080
#	Independent Bank Corp.	78,268	5,704,955
	Independent Bank Corp.	79,297	1,164,873
#	Independent Bank Group, Inc.	126,015	3,819,515
#	Interactive Brokers Group, Inc., Class A	274,723	11,263,643
	Intercontinental Exchange, Inc.	315,151	28,190,257
	International Bancshares Corp.	226,295	6,560,292
*	INTL. FCStone, Inc.	46,863	1,872,645
	Invesco, Ltd.	599,951	5,171,578
	Investar Holding Corp.	28,758	360,913
	Investors Bancorp, Inc.	708,652	6,597,550
	Investors Title Co.	6,264	838,750
	James River Group Holdings, Ltd.	101,711	3,608,706
#	Janus Henderson Group P.L.C.	257,303	4,605,724
	Jefferies Financial Group, Inc.	486,320	6,672,310
	JPMorgan Chase & Co.	2,465,119	236,059,795
	Kearny Financial Corp.	347,771	3,234,270
	Kemper Corp.	165,791	11,144,471
	Kentucky First Federal Bancorp	16,790	101,412
	KeyCorp	1,091,422	12,715,066
	Kingstone Cos., Inc.	26,975	132,178
#	Kinsale Capital Group, Inc.	24,672	2,679,873
#	KKR & Co., Inc., Class A	246,734	6,220,164
	Lake Shore Bancorp, Inc.	8,295	105,554
	Lakeland Bancorp, Inc.	168,336	1,883,680
#	Lakeland Financial Corp.	73,806	3,124,208

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	11,303	$248,327
	Lazard, Ltd., Class A	302,307	8,313,442
	LCNB Corp.	39,467	565,957
	Legg Mason, Inc.	385,688	19,218,833
#*	LendingClub Corp.	270,216	2,072,557
#*	LendingTree, Inc.	17,736	4,422,826
	Level One Bancorp, Inc.	14,563	263,736
*	Limestone Bancorp, Inc.	14,697	180,038
	Lincoln National Corp.	290,947	10,319,890
#	Live Oak Bancshares, Inc.	114,349	1,595,169
	Loews Corp.	405,206	14,044,440
	LPL Financial Holdings, Inc.	269,131	16,207,069
	Luther Burbank Corp.	6,429	69,176
	M&T Bank Corp.	148,453	16,638,612
	Macatawa Bank Corp.	100,595	772,570
	Mackinac Financial Corp.	30,395	313,676
*	Magyar Bancorp, Inc.	8,387	75,483
#*	Maiden Holdings, Ltd.	308,218	348,286
#*	MainStreet Bancshares, Inc.	3,548	53,291
*	Malvern Bancorp, Inc.	22,019	289,550
#	Manning & Napier, Inc.	37,193	131,291
*	Markel Corp.	15,695	13,589,359
	MarketAxess Holdings, Inc.	49,258	22,412,883
	Marlin Business Services Corp.	43,437	462,170
	Marsh & McLennan Cos., Inc.	238,765	23,238,997
#*	MBIA, Inc.	460,050	3,744,807
	Mercantile Bank Corp.	50,250	1,185,900
	Merchants Bancorp	3,508	54,023
	Mercury General Corp.	190,529	7,804,068
	Meridian Bancorp, Inc.	182,651	2,151,629
*	Meridian Corp.	4,438	65,682
	Meta Financial Group, Inc.	132,021	2,431,827
	MetLife, Inc.	418,225	15,089,558
#*	Metropolitan Bank Holding Corp.	10,356	259,832
	MGIC Investment Corp.	277,958	2,031,873
	Mid Penn Bancorp, Inc.	5,767	113,033
	Middlefield Banc Corp.	17,126	295,423
	Midland States Bancorp, Inc.	50,496	819,045
	MidWestOne Financial Group, Inc.	27,498	573,883
*	MMA Capital Holdings, Inc.	16,416	418,772
#	Moelis & Co., Class A	119,217	3,561,012
	Moody’s Corp.	114,488	27,923,623
	Morgan Stanley	907,186	35,770,344
	Morningstar, Inc.	84,700	13,209,812
#*	Mr Cooper Group, Inc.	52,741	505,259
	MSB Financial Corp.	13,546	175,963
	MSCI, Inc.	127,858	41,809,566
	MVB Financial Corp.	27,926	383,424
	Nasdaq, Inc.	210,007	23,031,468
	National Bank Holdings Corp., Class A	105,411	2,801,824
	National Bankshares, Inc.	7,777	233,154
	National General Holdings Corp.	268,770	5,114,693
*	National Holdings Corp.	20,165	28,634
#	National Security Group, Inc. (The)	2,402	38,432
	National Western Life Group, Inc., Class A	11,616	2,238,752
#	Navient Corp.	826,878	6,300,810
	NBT Bancorp, Inc.	149,512	4,953,333
	Nelnet, Inc., Class A	100,841	4,855,494
	New York Community Bancorp, Inc.	689,481	7,487,764

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
»	NewStar Financial, Inc.	120,603	$84,699
*	NI Holdings, Inc.	24,329	328,685
*	Nicholas Financial, Inc.	18,462	106,710
*	Nicolet Bankshares, Inc.	23,280	1,280,866
*	NMI Holdings, Inc., Class A	212,574	2,874,000
*	Northeast Bank	24,328	407,494
	Northeast Community Bancorp, Inc.	5,900	48,380
	Northern Trust Corp.	238,095	18,847,600
	Northfield Bancorp, Inc.	162,681	1,833,415
	Northrim BanCorp, Inc.	16,807	394,124
	Northwest Bancshares, Inc.	432,193	4,585,568
	Norwood Financial Corp.	10,571	249,740
#	Oak Valley Bancorp	15,008	196,004
	OceanFirst Financial Corp.	187,284	3,155,735
	Oconee Federal Financial Corp.	2,225	41,118
*	Ocwen Financial Corp.	138,380	58,355
	OFG Bancorp	170,790	2,148,538
	Ohio Valley Banc Corp.	8,757	220,676
#	Old National Bancorp	521,100	7,383,987
#	Old Point Financial Corp.	7,052	113,608
	Old Republic International Corp.	646,273	10,308,054
	Old Second Bancorp, Inc.	13,666	112,471
#*	On Deck Capital, Inc.	224,217	271,303
	OneMain Holdings, Inc.	199,336	4,825,925
	Oppenheimer Holdings, Inc., Class A	16,285	335,145
	Opus Bank	119,886	2,304,209
	Origin Bancorp, Inc.	23,289	519,112
	Orrstown Financial Services, Inc.	31,672	487,749
*	Pacific Mercantile Bancorp	63,743	255,609
	Pacific Premier Bancorp, Inc.	210,367	4,491,335
	PacWest Bancorp	193,140	3,909,154
#	Park National Corp.	50,360	4,027,793
	Parke Bancorp, Inc.	36,297	511,425
	Pathfinder Bancorp, Inc.	8,118	81,099
	Patriot National Bancorp, Inc.	5,433	31,022
#	PB Bancorp, Inc.	18,414	280,813
	PCB Bancorp	22,984	215,590
	PCSB Financial Corp.	43,541	594,335
	Peapack-Gladstone Financial Corp.	63,296	1,194,396
	Penns Woods Bancorp, Inc.	18,821	431,001
	Pennymac Financial Services, Inc.	189,788	5,725,904
	Peoples Bancorp of North Carolina, Inc.	12,220	212,628
	Peoples Bancorp, Inc.	64,321	1,563,644
	Peoples Financial Services Corp.	8,101	299,818
	People’s United Financial, Inc.	861,950	10,938,145
	People’s Utah Bancorp	37,237	799,851
#	Pinnacle Financial Partners, Inc.	162,141	6,526,175
	Piper Sandler Cos	51,062	2,752,752
	PJT Partners, Inc., Class A	34,223	1,664,607
#	Plumas Bancorp	13,751	247,518
	PNC Financial Services Group, Inc. (The)	259,566	27,687,905
*	Ponce de Leon Federal Bank	43,206	397,927
	Popular, Inc.	230,501	8,895,034
#*	PRA Group, Inc.	151,333	4,197,977
	Preferred Bank	47,770	1,822,425
	Premier Financial Bancorp, Inc.	36,475	474,175
	Primerica, Inc.	154,025	16,004,738
	Principal Financial Group, Inc.	380,742	13,862,816
#	ProAssurance Corp.	177,489	3,796,490

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Progressive Corp. (The)	386,646	$29,887,736
	Prosperity Bancshares, Inc.	239,796	14,370,974
#	Protective Insurance Corp., Class A	4,434	83,315
	Protective Insurance Corp., Class B	31,717	495,420
#*	Provident Bancorp, Inc.	43,546	415,429
	Provident Financial Holdings, Inc.	23,477	306,375
	Provident Financial Services, Inc.	225,690	3,238,651
	Prudential Bancorp, Inc.	24,908	306,368
	Prudential Financial, Inc.	321,883	20,075,843
	Pzena Investment Management, Inc., Class A	7,981	39,267
#	QCR Holdings, Inc.	48,204	1,483,719
	Radian Group, Inc.	195,407	2,927,197
#*	Randolph Bancorp, Inc.	14,267	142,955
	Raymond James Financial, Inc.	168,534	11,109,761
	RBB Bancorp	23,880	308,530
*	Regional Management Corp.	33,931	540,860
	Regions Financial Corp.	1,313,933	14,124,780
	Reinsurance Group of America, Inc.	94,766	9,920,105
	RenaissanceRe Holdings, Ltd.	94,723	13,830,505
	Renasant Corp.	189,816	4,978,874
	Republic Bancorp, Inc., Class A	47,413	1,580,275
*	Republic First Bancorp, Inc.	170,191	447,602
	Riverview Bancorp, Inc.	65,913	364,499
	RLI Corp.	99,196	7,224,445
	S&P Global, Inc.	165,599	48,500,635
	S&T Bancorp, Inc.	135,794	3,627,058
#	Safeguard Scientifics, Inc.	61,784	438,049
	Safety Insurance Group, Inc.	55,259	4,648,387
	Salisbury Bancorp, Inc.	7,079	238,916
	Sandy Spring Bancorp, Inc.	121,686	3,102,993
	Santander Consumer USA Holdings, Inc.	741,589	11,561,373
	SB Financial Group, Inc.	17,474	255,120
	SB One Bancorp	32,051	590,700
#*	Seacoast Banking Corp. of Florida	71,438	1,605,212
*	Security National Financial Corp., Class A	36,118	210,207
	SEI Investments Co.	277,051	14,118,519
*	Select Bancorp, Inc.	56,919	466,736
	Selective Insurance Group, Inc.	172,504	8,647,626
#	ServisFirst Bancshares, Inc.	148,244	5,265,627
#	Severn Bancorp, Inc.	33,252	189,536
	Shore Bancshares, Inc.	36,272	402,619
#*	Siebert Financial Corp.	8,302	47,321
	Sierra Bancorp	48,652	987,636
	Signature Bank	79,721	8,544,497
	Silvercrest Asset Management Group, Inc., Class A	27,562	280,581
#	Simmons First National Corp., Class A	305,840	5,719,208
	SLM Corp.	1,428,379	11,912,681
	SmartFinancial, Inc.	22,886	330,932
	Sound Financial Bancorp, Inc.	5,599	145,574
	South State Corp.	87,310	5,050,010
*	Southern First Bancshares, Inc.	24,251	707,159
	Southern Missouri Bancorp, Inc.	15,829	375,622
	Southern National Bancorp of Virginia, Inc.	59,841	602,599
#	Southside Bancshares, Inc.	120,789	3,673,193
*	Spirit of Texas Bancshares, Inc.	29,059	333,888
	Standard AVB Financial Corp.	8,203	207,536
	State Auto Financial Corp.	143,606	3,603,075
	State Street Corp.	310,280	19,560,051
	Sterling Bancorp	579,627	7,146,801

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sterling Bancorp, Inc.	22,217	$80,203
	Stewart Information Services Corp.	92,756	2,955,206
	Stifel Financial Corp.	139,112	6,159,879
	Stock Yards Bancorp, Inc.	61,907	2,045,407
	Summit Financial Group, Inc.	17,934	316,714
	Summit State Bank	13,468	134,680
*	SVB Financial Group	79,723	15,400,092
	Synchrony Financial	927,351	18,352,276
	Synovus Financial Corp.	487,897	10,250,716
	T Rowe Price Group, Inc.	224,354	25,942,053
	TCF Financial Corp.	374,284	11,112,492
	TD Ameritrade Holding Corp.	368,715	14,479,438
	Territorial Bancorp, Inc.	29,902	751,437
#	Teton Advisors, Inc., Class A	95	4,228
#*	Texas Capital Bancshares, Inc.	142,625	3,962,122
#	TFS Financial Corp.	325,321	4,440,632
*	Third Point Reinsurance, Ltd.	315,513	2,347,417
	Timberland Bancorp, Inc.	23,378	452,364
	Tiptree, Inc.	128,893	823,626
#	Tompkins Financial Corp.	42,045	2,838,458
	Towne Bank	240,531	4,858,726
	Travelers Cos., Inc. (The)	271,452	27,473,657
	TriCo Bancshares	102,081	3,074,680
#*	TriState Capital Holdings, Inc.	92,872	1,320,640
*	Triumph Bancorp, Inc.	89,285	2,474,087
	Truist Financial Corp.	722,602	26,967,507
#*	Trupanion, Inc.	1,537	45,972
	TrustCo Bank Corp. NY	321,168	2,023,358
#	Trustmark Corp.	222,150	5,911,411
	U.S. Bancorp	1,046,656	38,202,944
#	UMB Financial Corp.	116,592	5,927,537
	Umpqua Holdings Corp.	553,964	6,938,399
*	Unico American Corp.	5,450	21,746
	Union Bankshares, Inc.	2,439	58,609
	United Bancorp, Inc.	11,080	113,570
#	United Bancshares, Inc.	6,375	108,311
#	United Bankshares, Inc.	237,506	7,115,680
	United Community Banks, Inc.	263,581	5,573,420
	United Fire Group, Inc.	85,504	2,445,414
	United Insurance Holdings Corp.	143,254	1,224,822
	United Security Bancshares	45,844	305,321
	Unity Bancorp, Inc.	30,986	444,959
	Universal Insurance Holdings, Inc.	154,584	2,818,066
	Univest Financial Corp.	95,867	1,696,846
	Unum Group	324,774	5,667,306
#	US Global Investors, Inc., Class A	14,134	23,462
	Valley National Bancorp	865,224	7,233,273
	Value Line, Inc.	7,363	228,106
	Veritex Holdings, Inc.	108,906	1,912,389
#	Victory Capital Holdings, Inc., Class A	36,197	546,213
#	Virtu Financial, Inc., Class A	207,544	4,850,303
#	Virtus Investment Partners, Inc.	23,545	1,913,502
	Voya Financial, Inc.	250,373	11,309,348
#	Waddell & Reed Financial, Inc., Class A	256,384	3,730,387
	Walker & Dunlop, Inc.	132,191	5,080,100
	Washington Federal, Inc.	312,297	8,350,822
	Washington Trust Bancorp, Inc.	53,277	1,865,228
	Waterstone Financial, Inc.	93,041	1,350,955
	Webster Financial Corp.	242,976	6,864,072

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Wellesley Bank	5,320	$171,038
	Wells Fargo & Co.	2,986,789	86,766,220
	WesBanco, Inc.	205,966	5,083,241
	West BanCorp, Inc.	55,086	1,024,600
	Westamerica BanCorp	72,997	4,598,811
	Western Alliance Bancorp	317,203	11,381,244
	Western New England Bancorp, Inc.	94,346	567,019
	Westwood Holdings Group, Inc.	25,934	597,260
	White Mountains Insurance Group, Ltd.	10,948	10,652,404
	Willis Towers Watson P.L.C.	101,246	18,051,149
	Wintrust Financial Corp.	168,342	7,053,530
#	WisdomTree Investments, Inc.	458,020	1,483,985
#*	World Acceptance Corp.	32,748	2,221,952
	WR Berkley Corp.	231,894	12,522,276
	WSFS Financial Corp.	183,815	5,363,722
#	WVS Financial Corp.	2,157	29,270
	Zions Bancorp NA	271,529	8,583,032

TOTAL FINANCIALS			3,404,757,560

HEALTH CARE — (13.2%)
	Abbott Laboratories	673,530	62,025,378
	AbbVie, Inc.	469,044	38,555,417
*	Abeona Therapeutics, Inc.	5,202	12,381
#*	ABIOMED, Inc.	38,341	7,332,716
#*	Acadia Healthcare Co., Inc.	259,931	6,240,943
#*	ACADIA Pharmaceuticals, Inc.	47,668	2,302,841
#*	Acceleron Pharma Inc.	16,363	1,481,342
#*	Accuray, Inc.	79,188	176,985
#»	Achillion Pharmaceuticals, Inc.	448,234	206,188
#*	Acorda Therapeutics, Inc.	298,313	287,126
*	Adamas Pharmaceuticals, Inc.	18,906	61,066
*	Addus HomeCare Corp.	39,447	3,195,996
*	Aduro Biotech, Inc.	97,719	270,193
#*	Adverum Biotechnologies, Inc.	188,597	2,234,874
*	Aeglea BioTherapeutics, Inc.	65,850	511,654
#*	Aerie Pharmaceuticals Inc.	9,352	142,524
*	Affimed NV	94,889	207,807
	Agilent Technologies, Inc.	266,176	20,405,052
#*	Agios Pharmaceuticals, Inc.	40,715	1,675,015
#*	Akebia Therapeutics, Inc.	229,508	1,859,015
#*	Akorn, Inc.	276,955	58,161
#*	Albireo Pharma, Inc.	29,734	667,826
*	Aldeyra Therapeutics, Inc.	60,566	190,783
*	Alexion Pharmaceuticals, Inc.	193,309	20,774,918
*	Align Technology, Inc.	109,439	23,512,969
*	Alkermes P.L.C.	108,812	1,491,813
#*	Allena Pharmaceuticals, Inc.	39,972	64,355
	Allergan P.L.C.	209,921	39,326,600
#*	Allscripts Healthcare Solutions, Inc.	581,686	3,780,959
#*	Alnylam Pharmaceuticals, Inc.	57,958	7,633,069
#*	Alphatec Holdings, Inc.	30,561	138,441
*	Alpine Immune Sciences, Inc.	19,427	57,504
#*	AMAG Pharmaceuticals, Inc.	35,999	289,072
*	Amedisys, Inc.	70,693	13,018,823
#*	American Renal Associates Holdings, Inc.	14,460	108,161
*	American Shared Hospital Services	3,958	7,006
	AmerisourceBergen Corp.	279,308	25,042,755
	Amgen, Inc.	480,932	115,048,553
*	Amicus Therapeutics, Inc.	91,821	1,084,406

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	AMN Healthcare Services, Inc.	190,695	$8,958,851
#*	Amphastar Pharmaceuticals, Inc.	125,572	2,128,445
#*	AnaptysBio, Inc.	60,000	937,200
*	AngioDynamics, Inc.	120,664	1,258,526
*	ANI Pharmaceuticals, Inc.	37,794	1,512,138
#*	Anika Therapeutics, Inc.	48,158	1,600,290
	Anthem, Inc.	185,833	52,168,898
*	Apollo Endosurgery, Inc.	39,020	90,136
*	Applied Genetic Technologies Corp.	47,982	178,973
	Apyx Medical Corp.	71,717	243,838
#*	AquaBounty Technologies Inc.	9,803	17,449
#*	Aravive, Inc.	28,295	380,002
*	Arcus Biosciences, Inc.	60,254	1,591,308
*	Ardelyx, Inc.	179,035	1,178,050
*	Arena Pharmaceuticals, Inc.	104,842	5,134,113
*	Assembly Biosciences, Inc.	82,694	1,447,972
*	Assertio Therapeutics, Inc.	203,743	178,275
#*	Atara Biotherapeutics, Inc.	136,874	1,134,685
*	AtriCure Inc.	11,869	511,791
	Atrion Corp.	4,902	3,097,231
#*	Avanos Medical, Inc.	164,993	5,123,033
#*	Avrobio, Inc.	12,944	166,589
#*	AxoGen, Inc.	12,702	123,845
	Baxter International, Inc.	219,725	19,507,185
	Becton Dickinson and Co.	95,725	24,173,434
*	BioDelivery Sciences International, Inc.	17,342	79,080
*	Biogen, Inc.	144,169	42,793,684
*	BioMarin Pharmaceutical, Inc.	91,526	8,422,223
*	Bio-Rad Laboratories, Inc., Class A	39,485	17,377,348
*	BioSpecifics Technologies Corp.	22,868	1,301,418
	Bio-Techne Corp.	48,587	10,932,075
*	BioTelemetry, Inc.	89,756	4,192,503
#*	Bluebird Bio, Inc.	47,776	2,574,171
*	Boston Scientific Corp.	346,302	12,979,399
	Bristol-Myers Squibb Co.	1,103,110	67,080,119
*	Brookdale Senior Living, Inc.	564,979	2,039,574
	Bruker Corp.	254,648	10,012,759
*	Caladrius Biosciences, Inc.	20,846	44,610
*	Calithera Biosciences, Inc.	136,322	835,654
#	Cantel Medical Corp.	79,179	2,929,623
#*	Capital Senior Living Corp.	148,223	115,673
#*	Cara Therapeutics, Inc.	16,136	239,136
	Cardinal Health, Inc.	317,001	15,685,209
*	Cardiovascular Systems, Inc.	29,839	1,253,238
#*	CareDx, Inc.	18,015	457,221
	Cassava Sciences, Inc.	8,330	63,600
#*	Castlight Health, Inc., Class B	237,165	173,842
#*	Catabasis Pharmaceuticals, Inc.	20,797	117,919
*	Catalent, Inc.	413,669	28,605,211
#*	Catalyst Biosciences, Inc.	55,853	338,469
#*	Catalyst Pharmaceuticals, Inc.	60,292	285,784
#*	Celldex Therapeutics, Inc.	84,208	206,310
#*	Cellular Biomedicine Group, Inc.	1,100	15,950
*	Celsion Corp.	18,943	25,005
*	Centene Corp.	742,179	49,414,278
	Cerner Corp.	458,847	31,839,393
*	Change Healthcare, Inc.	370,824	4,316,391
*	Charles River Laboratories International, Inc.	153,624	22,224,784
*	Chembio Diagnostics, Inc.	30,538	387,833

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	40,979	$17,070,622
*	ChemoCentryx, Inc.	20,878	1,106,743
#*	Chiasma, Inc.	51,748	267,537
#*	Chimerix, Inc.	184,649	424,693
*	Cigna Corp.	336,543	65,888,389
»	Clementia Pharmaceuticals, Inc.	1,000	3,490
*	Collegium Pharmaceutical, Inc.	38,512	796,428
#*	Community Health Systems, Inc.	228,832	693,361
	Computer Programs and Systems, Inc.	35,295	848,139
*	Concert Pharmaceuticals, Inc.	73,255	731,085
#*	Conformis, Inc.	3,732	2,869
	CONMED Corp.	82,650	6,108,661
#*	Constellation Pharmaceuticals, Inc.	12,710	457,306
	Cooper Cos., Inc. (The)	43,578	12,493,813
#*	Corcept Therapeutics, Inc.	274,763	3,478,500
*	CorVel Corp.	60,304	3,177,418
#*	Corvus Pharmaceuticals, Inc.	39,229	95,326
#*	Covetrus, Inc.	72,840	866,068
*	Cross Country Healthcare, Inc.	138,338	870,146
#*	CryoLife, Inc.	97,811	2,184,120
#*	Cumberland Pharmaceuticals, Inc.	40,261	159,434
*	Cutera, Inc.	12,065	162,274
	CVS Health Corp.	987,595	60,786,472
*	Cyclerion Therapeutics, Inc.	7,543	29,191
#*	Cymabay Therapeutics, Inc.	126,914	224,638
*	CynergisTek, Inc.	11,534	25,375
*	CytomX Therapeutics, Inc.	106,976	1,103,992
	Danaher Corp.	250,661	40,973,047
*	DaVita, Inc.	296,876	23,456,173
*	Deciphera Pharmaceuticals, Inc.	136,986	7,942,448
#*	Denali Therapeutics, Inc.	98,402	2,151,068
	DENTSPLY SIRONA, Inc.	294,418	12,495,100
*	DexCom, Inc.	26,040	8,728,608
#*	Digirad Corp.	2,380	7,878
#*	Eagle Pharmaceuticals, Inc.	15,105	770,053
*	Edwards Lifesciences Corp.	70,705	15,378,337
*	Elanco Animal Health, Inc.	321,439	7,942,758
#*»	Elanco Animal Health, Inc.	131,780	0
#*	Electromed, Inc.	13,044	182,486
	Eli Lilly and Co.	556,426	86,045,717
#*	Eloxx Pharmaceuticals, Inc.	4,086	11,931
*	Emergent BioSolutions, Inc.	78,653	5,816,389
*	Enanta Pharmaceuticals, Inc.	52,437	2,431,504
	Encompass Health Corp.	363,885	24,107,381
#*	Endo International P.L.C.	470,748	2,165,441
#*	Enochian Biosciences, Inc.	36,985	126,489
	Ensign Group, Inc. (The)	169,224	6,330,670
	Envista Holdings Corp.	109,191	2,125,949
#*	Enzo Biochem, Inc.	193,661	584,856
#*	Epizyme, Inc.	148,099	2,437,710
#*	Evolent Health, Inc., Class A	277,245	1,998,936
#*	Exact Sciences Corp.	61,901	4,888,941
*	Exelixis, Inc.	469,222	11,587,437
#*	Eyenovia, Inc.	12,546	45,918
#*	FibroGen, Inc.	84,952	3,133,879
*	Five Prime Therapeutics, Inc.	107,373	352,183
#*	Five Star Senior Living, Inc.	204	669
*	FONAR Corp.	17,731	345,754
#*	Fulgent Genetics, Inc.	30,974	525,629

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	G1 Therapeutics, Inc.	95,854	$1,258,563
	Gilead Sciences, Inc.	1,115,047	93,663,948
#*	Global Blood Therapeutics, Inc.	98,361	7,526,584
*	Globus Medical, Inc., Class A	164,504	7,807,360
*	GlycoMimetics, Inc.	109,811	306,373
#*	Guardant Health, Inc.	23,733	1,826,492
*	Haemonetics Corp.	113,330	12,894,687
#*	Halozyme Therapeutics, Inc.	31,568	715,173
*	Hanger, Inc.	70,228	1,289,386
*	Harvard Bioscience, Inc.	104,293	286,806
	HCA Healthcare, Inc.	64,579	7,095,941
*	HealthStream, Inc.	83,884	1,914,652
#*	Henry Schein, Inc.	182,101	9,935,431
#*	Heron Therapeutics, Inc.	36,977	527,292
#*	Heska Corp.	13,432	950,986
	Hill-Rom Holdings, Inc.	157,154	17,678,253
*	HMS Holdings Corp.	207,692	5,955,568
*	Hologic, Inc.	493,775	24,738,127
*	Horizon Therapeutics P.L.C.	482,570	17,391,823
	Humana, Inc.	119,931	45,792,054
*	ICU Medical, Inc.	42,941	9,417,391
*	IDEXX Laboratories, Inc.	79,980	22,202,448
*	Illumina, Inc.	28,536	9,103,840
#*	ImmuCell Corp.	6,242	28,276
*	Incyte Corp.	61,966	6,051,600
*	Infinity Pharmaceuticals, Inc.	127,833	135,503
#*	InfuSystem Holdings, Inc.	48,515	584,606
#*	Innoviva, Inc.	225,749	3,201,121
*	Inogen, Inc.	57,333	2,866,650
*	Inovalon Holdings, Inc., Class A	81,958	1,434,265
#*	Insmed, Inc.	78,582	1,807,386
*	Insulet Corp.	28,087	5,609,536
*	Integer Holdings Corp.	75,875	5,649,652
#*	Integra LifeSciences Holdings Corp.	169,954	8,676,152
#*	Intellia Therapeutics, Inc.	127,571	1,718,381
#*	Intra-Cellular Therapies, Inc.	194,278	3,432,892
#*	IntriCon Corp.	25,804	340,613
*	Intuitive Surgical, Inc.	26,157	13,363,088
#	Invacare Corp.	211,787	1,592,638
*	Ionis Pharmaceuticals, Inc.	71,258	3,956,957
#*	Iovance Biotherapeutics, Inc.	135,933	4,370,246
*	IQVIA Holdings, Inc.	122,434	17,457,864
#*	iRadimed Corp.	2,040	44,390
*	IRIDEX Corp.	15,940	29,967
#*	Ironwood Pharmaceuticals Inc.	121,963	1,219,630
	IVERIC bio, Inc.	58,078	225,343
*	Jazz Pharmaceuticals P.L.C.	85,223	9,395,836
	Johnson & Johnson	2,392,005	358,896,430
#*	Jounce Therapeutics, Inc.	95,220	466,578
#*	Kala Pharmaceuticals, Inc.	45,256	450,750
*	KalVista Pharmaceuticals, Inc.	34,070	371,704
#*	Karyopharm Therapeutics, Inc.	122,197	2,694,444
	Kewaunee Scientific Corp.	6,314	66,297
#*	Kindred Biosciences, Inc.	92,842	466,067
*	Kiniksa Pharmaceuticals Ltd., Class A	23,728	473,374
#*	Kodiak Sciences, Inc.	4,975	271,386
#*	Kura Oncology, Inc.	78,799	1,146,525
*	Laboratory Corp. of America Holdings	135,098	22,216,866
#*	Lannett Co., Inc.	101,012	963,654

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Lantheus Holdings, Inc.	138,336	$1,805,285
#	LeMaitre Vascular, Inc.	51,935	1,479,628
*	LHC Group, Inc.	102,935	13,380,521
#*	Ligand Pharmaceuticals, Inc.	41,617	4,102,188
*	LivaNova P.L.C.	114,724	6,094,139
	Luminex Corp.	125,124	4,510,720
#*	Lumos Pharma, Inc.	2,606	24,262
#*	MacroGenics, Inc.	125,711	905,119
#*	Madrigal Pharmaceuticals, Inc.	38,904	3,255,487
*	Magellan Health, Inc.	85,425	5,187,860
#*	Mallinckrodt P.L.C.	394,918	1,603,367
#*	Marinus Pharmaceuticals, Inc.	28,173	57,473
*	Masimo Corp.	66,721	14,272,289
	McKesson Corp.	186,756	26,379,285
#*»	MedCath Corp.	26,258	0
#*	MEDNAX, Inc.	246,750	3,582,810
*	Medpace Holdings, Inc.	95,596	7,634,297
	Medtronic P.L.C.	544,261	53,136,201
*	MEI Pharma, Inc.	83,632	226,643
	Merck & Co., Inc.	1,813,335	143,869,999
*	Meridian Bioscience, Inc.	136,128	1,633,536
#*	Merit Medical Systems, Inc.	133,129	5,434,326
#	Merrimack Pharmaceuticals, Inc.	43,485	160,460
#*	Mersana Therapeutics, Inc.	44,631	403,018
#	Mesa Laboratories, Inc.	6,939	1,651,482
*	Mettler-Toledo International, Inc.	25,652	18,467,901
	Millendo Therapeutics, Inc.	20,839	34,801
#*	Minerva Neurosciences, Inc.	196,436	1,762,031
#*	Misonix, Inc.	8,260	103,993
*	Molecular Templates, Inc.	80,425	1,305,298
#*	Molina Healthcare, Inc.	172,383	28,265,641
*	Momenta Pharmaceuticals, Inc.	253,039	8,021,336
*	Motus GI Holdings, Inc.	100	114
#*	MTBC, Inc.	17,198	106,284
*	Mylan NV	696,847	11,686,124
#*	MyoKardia Inc.	15,533	975,783
#*	Myriad Genetics, Inc.	237,883	3,677,671
#*	Nabriva Therapeutics P.L.C.	56,366	30,905
	National HealthCare Corp.	48,530	3,317,996
	National Research Corp.	38,542	1,988,382
*	Natus Medical, Inc.	91,485	2,286,210
#*	Nektar Therapeutics	33,483	642,874
*	Neogen Corp.	88,114	5,515,055
*	NeoGenomics, Inc.	144,176	3,941,772
#	Neoleukin Therapeutics, Inc.	57,385	639,269
#*	Neurocrine Biosciences, Inc.	35,834	3,516,749
*	NextGen Healthcare, Inc.	177,439	1,871,981
#*	Novocure, Ltd.	24,134	1,588,017
*	NuVasive, Inc.	139,793	8,510,598
#*	ObsEva SA	19,476	51,027
*	Omnicell, Inc.	85,901	6,262,183
*	Oncternal Therapeutics, Inc.	6,310	17,037
*	Opiant Pharmaceuticals, Inc.	5,178	60,997
#*	OPKO Health, Inc.	148,435	329,526
#*	Option Care Health, Inc.	52,169	746,017
*	OraSure Technologies, Inc.	191,025	3,044,938
*	Orthofix Medical, Inc.	51,702	1,832,836
*	Otonomy, Inc.	84,471	192,594
#*	Ovid therapeutics, Inc.	21,461	78,118

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Owens & Minor, Inc.	287,301	$2,034,091
#*	Oxford Immunotec Global P.L.C.	65,864	820,665
#*	Pacira BioSciences, Inc.	50,627	2,090,389
#	Patterson Cos., Inc.	280,505	5,127,631
*	PDL BioPharma, Inc.	490,031	1,661,205
#*	Pennant Group, Inc.	86,912	1,719,988
#*	Penumbra, Inc.	9,215	1,634,004
	PerkinElmer, Inc.	127,578	11,549,636
	Perrigo Co. P.L.C.	237,886	12,679,324
#*	PetIQ, Inc.	61,213	1,750,692
*	Pfenex, Inc.	78,124	449,213
	Pfizer, Inc.	3,839,419	147,280,113
	Phibro Animal Health Corp., Class A	63,051	1,684,092
*	PRA Health Sciences, Inc.	125,579	12,118,373
*	Premier, Inc., Class A	232,042	7,694,513
#*	Prestige Consumer Healthcare, Inc.	177,228	7,211,407
#*	Pro-Dex, Inc.	6,861	119,930
#*	Progenics Pharmaceuticals, Inc.	132,661	522,684
	ProPhase Labs, Inc.	8,768	14,862
#*	Protagonist Therapeutics, Inc.	69,831	471,359
*	Prothena Corp. P.L.C.	153,097	1,717,748
*	Providence Service Corp. (The)	44,020	2,553,600
	Psychemedics Corp.	7,568	45,408
#*	PTC Therapeutics, Inc.	8,705	443,259
	Quest Diagnostics, Inc.	198,696	21,878,417
*	Quidel Corp.	69,469	9,656,191
*	R1 RCM, Inc.	96,621	997,129
*	RadNet, Inc.	92,359	1,304,109
*	Reata Pharmaceuticals Inc., Class A	6,831	1,080,391
*	Regeneron Pharmaceuticals, Inc.	41,701	21,929,722
#*	REGENXBIO, Inc.	97,866	3,897,024
#*	Repligen Corp.	86,442	10,040,238
	ResMed, Inc.	101,037	15,693,067
#*	Retrophin, Inc.	142,264	2,165,258
#*	Revance Therapeutics, Inc.	74,940	1,387,139
*	Rhythm Pharmaceuticals, Inc.	43,899	827,057
#*	Rigel Pharmaceuticals, Inc.	403,175	721,683
#*	Rocket Pharmaceuticals, Inc.	69,715	1,031,782
*	RTI Surgical Holdings, Inc.	194,049	524,903
*	Sage Therapeutics, Inc.	17,080	665,778
#*	Sangamo Therapeutics, Inc.	307,025	2,502,254
#*	Sarepta Therapeutics, Inc.	33,318	3,927,526
*	Savara, Inc.	12,000	28,920
*	scPharmaceuticals, Inc.	9,561	90,256
*	SeaSpine Holdings Corp.	66,910	689,173
*	Seattle Genetics, Inc.	48,429	6,645,912
*	Select Medical Holdings Corp.	498,156	8,503,523
#*	Sensus Healthcare, Inc.	26,485	66,213
#*	Sharps Compliance Corp.	23,834	143,481
#*	Sientra, Inc.	68,461	157,460
#*	SIGA Technologies, Inc.	14,990	88,591
	Simulations Plus, Inc.	15,301	582,203
*	Soleno Therapeutics, Inc.	20,739	63,254
*	Spectrum Pharmaceuticals, Inc.	299,834	869,519
*	Spero Therapeutics, Inc.	48,483	602,644
#*	Spring Bank Pharmaceuticals, Inc.	12,005	15,366
#*	STAAR Surgical Co.	25,075	960,874
#*»	Steadymed, Ltd.	10,116	0
	STERIS P.L.C.	96,301	13,722,892

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Strata Skin Sciences, Inc.	15,712	$23,411
	Stryker Corp.	83,305	15,530,551
*	Supernus Pharmaceuticals, Inc.	167,352	3,916,037
#*	Surface Oncology, Inc.	18,978	47,445
#*	Surgery Partners, Inc.	106,563	1,257,443
#*	Surmodics, Inc.	43,052	1,640,281
#*	Syndax Pharmaceuticals, Inc.	58,949	1,061,082
#*	Syneos Health, Inc.	211,249	11,785,582
#*	Synlogic, Inc.	100,864	209,797
#*	Syros Pharmaceuticals, Inc.	84,527	712,563
#*	Tactile Systems Technology, Inc.	11,227	579,538
#*	Taro Pharmaceutical Industries, Ltd.	58,647	4,053,094
#*	Teladoc Health, Inc.	18,231	3,000,640
	Teleflex, Inc.	32,713	10,971,940
#*	Tenet Healthcare Corp.	229,965	4,640,694
#*	Tetraphase Pharmaceuticals, Inc.	3,991	5,468
	Thermo Fisher Scientific, Inc.	155,102	51,909,537
#*	Tivity Health, Inc.	167,676	1,504,054
#*	Trevena, Inc.	217,480	160,935
#*	Triple-S Management Corp., Class B	92,574	1,567,278
#*	Ultragenyx Pharmaceutical Inc.	32,869	1,986,274
*	United Therapeutics Corp.	127,343	13,951,699
	UnitedHealth Group, Inc.	545,069	159,416,330
	Universal Health Services, Inc., Class B	138,443	14,632,041
#	US Physical Therapy, Inc.	37,464	2,828,532
#	Utah Medical Products, Inc.	9,903	821,949
#*	Vanda Pharmaceuticals, Inc.	137,434	1,580,491
*	Varex Imaging Corp.	109,907	2,871,870
*	Varian Medical Systems, Inc.	69,951	8,000,995
*	Veeva Systems, Inc., Class A	60,363	11,517,260
#*	Verastem, Inc.	144,666	273,419
#*	Vericel Corp.	35,671	517,229
*	Vertex Pharmaceuticals, Inc.	49,853	12,523,074
#*	ViewRay, Inc.	55,142	114,695
#*	Viking Therapeutics, Inc.	15,900	91,584
#*	Vocera Communications, Inc.	16,811	318,737
*	Waters Corp.	64,266	12,017,742
	West Pharmaceutical Services, Inc.	88,613	16,770,896
#*	Wright Medical Group NV	116,290	3,386,365
*	XBiotech, Inc.	9,859	155,969
#*	Xencor, Inc.	152,042	4,444,188
	Zimmer Biomet Holdings, Inc.	130,732	15,648,620
	Zoetis, Inc.	347,296	44,908,846
#*	Zogenix, Inc.	65,323	1,844,068
#*	Zynerba Pharmaceuticals, Inc.	7,863	30,430

TOTAL HEALTH CARE			3,334,532,965

INDUSTRIALS — (12.2%)
	3M Co.	456,981	69,424,553
#	AAON, Inc.	148,654	7,081,877
	AAR Corp.	130,189	2,549,101
	ABM Industries, Inc.	219,921	7,585,075
*	Acacia Research Corp.	80,906	204,692
	ACCO Brands Corp.	330,599	2,446,433
	Acme United Corp.	7,309	158,678
#	Acuity Brands, Inc.	83,144	7,199,439
#	ADT, Inc.	31,215	178,862
#*	Advanced Disposal Services, Inc.	174,541	5,628,947
	Advanced Drainage Systems, Inc.	120,583	4,888,435

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AECOM	357,135	$12,949,715
*	Aegion Corp.	89,592	1,437,952
*	AeroCentury Corp.	1,459	2,437
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	8,601,551
*	Aerovironment, Inc.	63,762	3,842,298
	AGCO Corp.	228,329	12,064,904
	Air Lease Corp.	345,744	9,041,206
*	Air T, Inc.	6,373	78,707
*	Air Transport Services Group, Inc.	219,195	4,436,507
#	Alamo Group, Inc.	31,445	3,095,446
	Alaska Air Group, Inc.	291,413	9,476,751
	Albany International Corp., Class A	89,530	4,578,564
	Allegiant Travel Co.	55,123	4,326,053
	Allegion P.L.C.	160,684	16,155,169
	Allied Motion Technologies, Inc.	38,843	1,119,455
	Allison Transmission Holdings, Inc.	294,473	10,701,149
#*	Alpha Pro Tech, Ltd.	28,782	376,469
	Altra Industrial Motion Corp.	125,156	3,493,104
	AMERCO	36,617	10,257,520
*	Ameresco, Inc., Class A	74,961	1,353,796
#	American Airlines Group, Inc.	432,804	5,197,976
#*	American Superconductor Corp.	52,161	299,926
*	American Woodmark Corp.	60,212	3,095,499
	AMETEK, Inc.	294,465	24,696,780
*	AMREP Corp.	14,457	69,972
#	AO Smith Corp.	303,142	12,847,158
	Apogee Enterprises, Inc.	93,540	1,911,958
	Applied Industrial Technologies, Inc.	132,207	6,926,325
	ARC Document Solutions, Inc.	130,947	91,663
	ArcBest Corp.	42,847	872,793
	Arcosa, Inc.	139,027	5,181,536
#	Argan, Inc.	74,946	2,813,473
*	Armstrong Flooring, Inc.	136,677	287,022
	Armstrong World Industries, Inc.	109,506	8,440,722
*	ASGN, Inc.	168,848	7,842,990
	Astec Industries, Inc.	75,894	3,044,108
*	Astronics Corp.	70,752	635,353
*	Astronics Corp., Class B	38,887	373,315
*	Atkore International Group, Inc.	172,982	4,210,382
#*	Atlas Air Worldwide Holdings, Inc.	82,451	2,708,515
*	Avalon Holdings Corp., Class A	7,402	10,215
#*	Avis Budget Group, Inc.	249,519	4,112,073
*	Axon Enterprise, Inc.	83,074	6,040,311
	AZZ, Inc.	82,700	2,595,953
	Barnes Group, Inc.	144,417	5,542,724
	Barrett Business Services, Inc.	22,529	1,102,119
*	Beacon Roofing Supply, Inc.	221,925	4,882,350
	BG Staffing, Inc.	28,902	351,159
*	BMC Stock Holdings, Inc.	226,257	4,807,961
	Boeing Co. (The)	150,985	21,291,905
	Brady Corp., Class A	116,356	5,066,140
#	Briggs & Stratton Corp.	175,697	398,832
	Brink’s Co. (The)	111,977	5,724,264
#*	Broadwind Energy, Inc.	18,954	31,274
*	Builders FirstSource, Inc.	385,027	7,065,245
#	BWX Technologies, Inc.	193,548	10,269,657
*	CAI International, Inc.	70,205	1,157,680
	Carlisle Cos., Inc.	103,718	12,545,729
*	Carrier Global Corp.	618,500	10,953,635

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	110,876	$5,142,429
	Caterpillar, Inc.	494,834	57,588,781
*	CBIZ, Inc.	176,820	4,199,475
*	CECO Environmental Corp.	105,807	573,474
#	CH Robinson Worldwide, Inc.	196,178	13,909,020
*	Chart Industries, Inc.	113,248	4,045,219
	Chicago Rivet & Machine Co.	653	14,046
#*	Cimpress P.L.C.	61,446	4,472,654
	Cintas Corp.	127,215	28,220,103
*	CIRCOR International, Inc.	63,797	952,489
*	Civeo Corp.	341,974	215,444
*	Clean Harbors, Inc.	155,555	8,311,304
#*	Colfax Corp.	274,471	7,078,607
	Columbus McKinnon Corp.	67,055	1,815,849
	Comfort Systems USA, Inc.	127,256	4,237,625
*	Commercial Vehicle Group, Inc.	141,742	343,016
	CompX International, Inc.	9,138	125,922
#*	Construction Partners, Inc., Class A	96,689	1,772,309
#	Copa Holdings SA, Class A	82,408	3,643,258
*	Copart, Inc.	331,246	26,536,117
	CoreLogic, Inc.	277,859	10,675,343
#*	Cornerstone Building Brands, Inc.	273,187	1,456,087
	Costamare, Inc.	285,271	1,432,060
*	CoStar Group, Inc.	18,577	12,042,726
	Covanta Holding Corp.	458,985	3,570,903
*	Covenant Transportation Group, Inc., Class A	49,556	440,057
#*	CPI Aerostructures, Inc.	27,297	89,807
	CRA International, Inc.	23,082	972,445
	Crane Co.	141,893	7,726,074
	CSW Industrials, Inc.	50,720	3,359,693
	CSX Corp.	786,149	52,066,648
	Cubic Corp.	91,414	3,492,929
	Cummins, Inc.	246,102	40,237,677
	Curtiss-Wright Corp.	118,494	12,281,903
	Deere & Co.	214,381	31,098,108
	Delta Air Lines, Inc.	1,119,746	29,012,619
	Deluxe Corp.	174,643	4,919,693
*	DLH Holdings Corp.	24,977	139,871
	Donaldson Co., Inc.	254,309	11,146,363
	Douglas Dynamics, Inc.	98,173	3,628,474
	Dover Corp.	216,673	20,291,426
*	Ducommun, Inc.	34,501	974,308
*	DXP Enterprises, Inc.	51,788	772,677
#*	Dycom Industries, Inc.	128,487	4,188,676
#*	Eagle Bulk Shipping, Inc.	179,351	301,310
	Eastern Co. (The)	16,904	304,272
	Eaton Corp. P.L.C.	282,490	23,587,915
*	Echo Global Logistics, Inc.	94,422	1,655,218
	EMCOR Group, Inc.	166,057	10,549,601
	Emerson Electric Co.	377,352	21,520,385
	Encore Wire Corp.	72,027	3,297,396
#*	Energy Recovery, Inc.	3,654	29,744
#	Enerpac Tool Group Corp.	165,424	2,822,133
	EnerSys	125,868	7,349,433
#	Ennis, Inc.	82,957	1,543,830
	EnPro Industries, Inc.	72,206	3,274,542
	Equifax, Inc.	66,944	9,298,522
	ESCO Technologies, Inc.	71,893	5,485,436
	Espey Manufacturing & Electronics Corp.	4,614	87,714

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	EVI Industries, Inc.	100	$1,827
*	Evoqua Water Technologies Corp.	85,691	1,375,341
#*	ExOne Co. (The)	14,695	114,180
	Expeditors International of Washington, Inc.	173,789	12,444,161
	Exponent, Inc.	102,782	7,228,658
#	Fastenal Co.	517,162	18,731,608
	Federal Signal Corp.	214,200	5,768,406
	FedEx Corp.	225,285	28,559,379
	Flowserve Corp.	195,158	5,497,601
	Fluor Corp.	201,800	2,361,060
*	Forrester Research, Inc.	39,537	1,237,508
	Fortive Corp.	253,056	16,195,584
	Fortune Brands Home & Security, Inc.	296,090	14,271,538
	Forward Air Corp.	99,011	5,108,968
#*	Franklin Covey Co.	39,267	814,790
	Franklin Electric Co., Inc.	129,582	6,582,766
#*	FreightCar America, Inc.	57,837	86,755
#*	FTI Consulting, Inc.	121,879	15,522,509
#	GATX Corp.	103,421	6,132,865
	Genco Shipping & Trading, Ltd.	126,705	738,690
*	Gencor Industries, Inc.	36,468	441,992
#*	Generac Holdings, Inc.	208,498	20,316,045
	General Dynamics Corp.	147,386	19,251,559
	General Electric Co.	3,481,279	23,672,697
*	Gibraltar Industries, Inc.	86,381	3,999,440
*	GMS, Inc.	136,698	2,512,509
#	Golden Ocean Group, Ltd.	20,259	76,984
*	Goldfield Corp. (The)	86,077	296,966
	Gorman-Rupp Co. (The)	89,852	2,650,634
*	GP Strategies Corp.	60,298	479,972
	Graco, Inc.	284,783	12,718,409
#	GrafTech International, Ltd.	276,547	2,245,562
	Graham Corp.	28,775	376,952
#	Granite Construction, Inc.	136,851	2,249,830
*	Great Lakes Dredge & Dock Corp.	275,088	2,431,778
#	Greenbrier Cos., Inc. (The)	122,714	2,083,684
	Griffon Corp.	157,775	2,589,088
	H&E Equipment Services, Inc.	134,401	2,185,360
*	Harsco Corp.	264,142	2,636,137
#	Hawaiian Holdings, Inc.	208,723	3,005,611
#*	HC2 Holdings, Inc.	31,208	83,950
*	HD Supply Holdings, Inc.	430,992	12,791,843
#	Healthcare Services Group, Inc.	114,005	2,905,987
	Heartland Express, Inc.	288,612	5,653,909
#	HEICO Corp.	72,447	6,346,357
	HEICO Corp., Class A	102,282	7,398,057
	Heidrick & Struggles International, Inc.	64,387	1,444,844
	Helios Technologies, Inc.	97,622	3,472,415
*	Herc Holdings, Inc.	104,400	2,947,212
*	Heritage-Crystal Clean, Inc.	59,582	1,093,330
	Herman Miller, Inc.	200,289	4,514,514
#*	Hertz Global Holdings, Inc.	415,950	1,680,438
#	Hexcel Corp.	236,121	8,167,425
#*	Hill International, Inc.	162,760	366,210
	Hillenbrand, Inc.	271,051	5,678,518
	HNI Corp.	150,985	3,674,975
	Honeywell International, Inc.	394,044	55,914,844
*	Houston Wire & Cable Co.	50,327	116,255
	Howmet Aerospace, Inc.	677,164	8,850,533

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	107,991	$5,195,447
	Hubbell, Inc.	129,899	16,163,333
*	Hudson Global, Inc.	24,717	234,811
	Huntington Ingalls Industries, Inc.	84,916	16,253,772
	Hurco Cos., Inc.	19,185	627,158
*	Huron Consulting Group, Inc.	72,580	4,067,383
*	Huttig Building Products, Inc.	6,076	6,987
	Hyster-Yale Materials Handling, Inc.	39,609	1,546,335
*	IAA Inc.	269,581	10,405,827
	ICF International, Inc.	51,293	3,772,087
	IDEX Corp.	94,493	14,516,960
*	IES Holdings, Inc.	26,151	516,482
	Illinois Tool Works, Inc.	217,413	35,329,612
#*	Ingersoll Rand, Inc.	466,280	13,559,422
*	InnerWorkings, Inc.	321,318	568,733
*	Innovative Solutions & Support, Inc.	32,517	139,498
	Insperity, Inc.	94,967	4,530,876
	Insteel Industries, Inc.	72,830	1,279,623
	Interface, Inc.	193,951	1,792,107
	ITT, Inc.	248,892	13,121,586
	Jacobs Engineering Group, Inc.	170,138	14,078,919
#	JB Hunt Transport Services, Inc.	145,316	14,694,354
*	JELD-WEN Holding, Inc.	323,620	4,109,974
#*	JetBlue Airways Corp.	880,966	8,580,609
#	John Bean Technologies Corp.	76,875	5,899,387
	Johnson Controls International P.L.C	692,965	20,172,211
#	Kadant, Inc.	36,866	3,100,062
#	Kaman Corp.	91,609	3,550,765
	Kansas City Southern	127,913	16,699,042
#	KAR Auction Services, Inc.	438,905	6,574,797
	Kelly Services, Inc., Class A	114,899	1,775,190
#	Kelly Services, Inc., Class B	183	2,772
	Kennametal, Inc.	269,042	6,890,166
	Kforce, Inc.	91,599	2,743,390
	Kimball International, Inc., Class B	154,728	1,898,513
*	Kirby Corp.	145,361	7,765,185
#	Knight-Swift Transportation Holdings, Inc.	359,120	13,352,082
	Knoll, Inc.	184,469	2,150,909
	Korn Ferry	179,507	5,175,187
*	Kratos Defense & Security Solutions, Inc.	284,921	4,279,513
	L3Harris Technologies, Inc.	66,381	12,858,000
#	Landstar System, Inc.	89,478	9,243,972
*	Lawson Products, Inc.	22,431	753,906
*	LB Foster Co., Class A	31,892	458,926
#	Lennox International, Inc.	44,118	8,235,948
#*	Limbach Holdings, Inc.	44,824	139,403
	Lincoln Electric Holdings, Inc.	140,662	11,324,698
#	Lindsay Corp.	28,727	2,585,430
	Lockheed Martin Corp.	161,715	62,916,838
*	LS Starrett Co. (The), Class A	134,057	424,478
	LSI Industries, Inc.	111,459	691,046
*	Lydall, Inc.	53,713	601,586
	Macquarie Infrastructure Corp.	107,613	2,969,043
*	Manitex International, Inc.	53,223	212,892
*	Manitowoc Co., Inc. (The)	102,636	946,304
	ManpowerGroup, Inc.	126,144	9,364,931
	Marten Transport, Ltd.	175,818	3,941,840
	Masco Corp.	294,937	12,104,214
*	Masonite International Corp.	91,017	5,377,284

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	MasTec, Inc.	258,502	$9,280,222
*	Mastech Digital, Inc.	18,872	295,347
	Matson, Inc.	171,840	5,196,442
	Matthews International Corp., Class A	102,451	2,452,677
	McGrath RentCorp	86,841	4,737,177
*	Mercury Systems, Inc.	106,468	9,492,687
#*	Meritor, Inc.	278,489	5,709,024
#*	Mesa Air Group, Inc.	64,956	295,225
#*	Middleby Corp. (The)	124,811	6,943,236
	Miller Industries, Inc.	16,917	513,938
*	Mistras Group, Inc.	90,517	429,956
	Mobile Mini, Inc.	145,080	4,144,936
	Moog, Inc., Class A	107,607	5,324,394
#*	MRC Global, Inc.	283,089	1,517,357
	MSA Safety, Inc.	73,695	8,292,898
	MSC Industrial Direct Co., Inc., Class A	151,674	9,045,837
	Mueller Industries, Inc.	197,549	5,116,519
	Mueller Water Products, Inc., Class A	555,504	5,271,733
*	MYR Group, Inc.	63,726	1,911,780
	National Presto Industries, Inc.	20,949	1,703,363
*	Navistar International Corp.	158,876	3,776,483
	Nielsen Holdings P.L.C.	440,896	6,494,398
	NL Industries, Inc.	316,582	1,060,550
#	NN, Inc.	160,346	553,194
	Nordson Corp.	100,961	16,245,634
	Norfolk Southern Corp.	273,828	46,851,971
	Northrop Grumman Corp.	108,862	35,997,398
*	Northwest Pipe Co.	17,456	424,530
*	NOW, Inc.	363,038	2,239,944
#*	NV5 Global, Inc.	33,952	1,587,256
	nVent Electric P.L.C.	200,418	3,737,796
	Old Dominion Freight Line, Inc.	297,664	43,247,603
#	Omega Flex, Inc.	8,973	808,467
#*	Orion Energy Systems, Inc.	20,054	96,460
*	Orion Group Holdings, Inc.	149,734	377,330
	Oshkosh Corp.	207,975	14,044,552
*	Otis Worldwide Corp.	309,250	15,743,917
	Owens Corning	261,607	11,343,279
	PACCAR, Inc.	556,121	38,500,257
*	PAM Transportation Services, Inc.	17,066	651,580
	Pangaea Logistics Solutions, Ltd.	74,703	177,793
	Park Aerospace Corp.	73,802	982,305
	Parker-Hannifin Corp.	177,870	28,124,804
	Park-Ohio Holdings Corp.	40,401	740,550
#	Patrick Industries, Inc.	89,553	3,691,375
	Patriot Transportation Holding, Inc.	7,392	65,937
*	Pendrell Corp.	1	114,000
	Pentair P.L.C.	391,140	13,529,533
*	Performant Financial Corp.	141,785	99,249
*	Perma-Fix Environmental Services	20,738	124,428
*	Perma-Pipe International Holdings, Inc.	16,930	98,194
*	PGT Innovations, Inc.	231,844	2,397,267
*	PICO Holdings, Inc.	40,315	345,096
*	Pioneer Power Solutions, Inc.	8,200	10,250
	Pitney Bowes, Inc.	328,919	1,161,084
#*	Polar Power, Inc.	5,814	8,954
	Powell Industries, Inc.	40,237	1,020,813
	Preformed Line Products Co.	15,573	773,667
	Primoris Services Corp.	171,864	2,682,797

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	45,078	$4,579,474
#	Quad/Graphics, Inc.	123,617	459,855
	Quanex Building Products Corp.	116,781	1,456,259
	Quanta Services, Inc.	358,776	13,045,095
#*	Quest Resource Holding Corp.	14,300	17,160
*	Radiant Logistics, Inc.	150,027	642,116
	Raven Industries, Inc.	91,930	2,047,281
	Raytheon Technologies Corp.	1,006,200	65,211,822
*	RBC Bearings, Inc.	57,016	7,222,787
*	RCM Technologies, Inc.	14,930	21,648
#*	Red Violet, Inc.	3,910	74,407
	Regal Beloit Corp.	121,726	8,643,763
	Republic Services, Inc.	394,156	30,878,181
*	Resideo Technologies, Inc.	153,251	786,178
	Resources Connection, Inc.	101,821	1,107,812
#	REV Group, Inc.	187,202	995,915
	Rexnord Corp.	346,718	9,455,000
	Robert Half International, Inc.	240,151	11,351,938
	Rockwell Automation, Inc.	126,860	24,037,433
#	Rollins, Inc.	242,857	9,714,280
	Roper Technologies, Inc.	48,407	16,508,239
	Rush Enterprises, Inc., Class A	101,189	3,794,587
	Rush Enterprises, Inc., Class B	12,937	456,805
	Ryder System, Inc.	177,419	6,280,633
#*	Saia, Inc.	88,327	8,172,014
	Schneider National, Inc., Class B	36,225	793,690
#	Scorpio Bulkers, Inc.	22,074	565,757
*	Sensata Technologies Holding P.L.C.	385,826	14,036,350
	Servotronics, Inc.	1,473	10,170
*	SIFCO Industries, Inc.	7,118	17,359
	Simpson Manufacturing Co., Inc.	93,249	6,723,253
#*	SiteOne Landscape Supply, Inc.	64,621	5,727,359
	SkyWest, Inc.	181,653	5,622,160
	Snap-on, Inc.	71,861	9,362,770
	Southwest Airlines Co.	770,378	24,074,312
*	SP Plus Corp.	71,868	1,515,696
	Spartan Motors, Inc.	104,797	1,476,590
	Spirit AeroSystems Holdings, Inc., Class A	235,393	5,216,309
#*	Spirit Airlines, Inc.	200,426	3,010,399
*	SPX Corp.	120,388	4,590,394
#*	SPX FLOW, Inc.	142,882	4,653,667
	Standex International Corp.	37,419	1,864,963
	Stanley Black & Decker, Inc.	160,442	17,680,708
	Steelcase, Inc., Class A	295,033	3,230,611
#*	Stericycle, Inc.	118,761	5,795,537
*	Sterling Construction Co., Inc.	87,925	868,699
*	Sunrun, Inc.	371,466	5,211,668
	Systemax, Inc.	84,890	1,685,915
*	Taylor Devices, Inc.	4,452	47,859
#*	Team, Inc.	184,065	1,135,681
#*	Tecogen, Inc.	36,757	37,492
*	Teledyne Technologies, Inc.	63,218	20,588,206
	Tennant Co.	60,397	3,573,690
	Terex Corp.	227,006	3,448,221
	Tetra Tech, Inc.	110,878	8,346,896
#*	Textainer Group Holdings, Ltd.	166,914	1,465,505
	Textron, Inc.	340,264	8,969,359
*	Thermon Group Holdings, Inc.	91,876	1,403,865
	Timken Co. (The)	202,283	7,601,795

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Titan International, Inc.	380,599	$536,645
*	Titan Machinery, Inc.	68,008	639,275
	Toro Co. (The)	194,335	12,400,516
#*	TPI Composites, Inc.	104,618	1,833,954
	Trane Technologies P.L.C.	235,436	20,581,815
*	Transcat, Inc.	24,364	684,385
	TransDigm Group, Inc.	32,030	11,629,452
	TransUnion	197,097	15,529,273
#*	Trex Co., Inc.	112,845	10,745,101
*	TriMas Corp.	146,331	3,488,531
#*	TriNet Group, Inc.	173,616	8,501,976
#	Trinity Industries, Inc.	413,037	7,967,484
#	Triton International, Ltd.	259,504	8,039,434
	Triumph Group, Inc.	89,579	630,636
*	TrueBlue, Inc.	136,808	2,124,628
#*	Tutor Perini Corp.	171,364	1,199,548
#*	Twin Disc, Inc.	39,102	235,003
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	169,914
	UFP Industries, Inc.	200,448	8,242,422
*	Ultralife Corp.	44,133	311,138
	UniFirst Corp.	34,079	5,730,384
	Union Pacific Corp.	618,468	98,825,002
*	United Airlines Holdings, Inc.	492,644	14,572,409
	United Parcel Service, Inc., Class B	446,131	42,230,760
*	United Rentals, Inc.	156,204	20,072,214
#*	Univar Solutions, Inc.	204,231	2,965,434
	Universal Logistics Holdings, Inc.	79,066	1,101,389
*	Upwork, Inc.	8,608	71,705
	US Ecology, Inc.	72,529	2,377,501
#*	USA Truck, Inc.	27,339	136,148
	Valmont Industries, Inc.	58,386	6,845,175
*	Vectrus, Inc.	35,667	1,855,041
	Verisk Analytics, Inc.	146,280	22,355,972
*	Veritiv Corp.	81,920	767,590
	Viad Corp.	59,670	1,430,290
#*	Vicor Corp.	42,483	2,258,821
*	Virco Manufacturing Corp.	31,667	75,367
*	VirTra, Inc.	3,600	8,820
#*	Vivint Solar, Inc.	10,817	68,580
*	Volt Information Sciences, Inc.	355,286	301,993
	VSE Corp.	33,090	635,990
#	Wabash National Corp.	237,922	1,950,960
*	WABCO Holdings, Inc.	120,105	16,139,710
#	Wabtec Corp.	202,866	11,445,700
	Waste Management, Inc.	329,363	32,942,887
	Watsco, Inc.	68,472	11,023,307
#	Watsco, Inc., Class B	4,958	804,435
	Watts Water Technologies, Inc., Class A	73,495	6,055,988
#*	Welbilt, Inc.	333,917	1,646,211
#	Werner Enterprises, Inc.	245,639	9,855,037
*	WESCO International, Inc.	135,621	3,508,515
#*	Willdan Group, Inc.	27,649	701,179
*	Willis Lease Finance Corp.	8,926	178,609
#*	WillScot Corp.	280,024	3,262,280
	Woodward, Inc.	170,996	10,355,518
	WW Grainger, Inc.	68,417	18,854,357
#*	XPO Logistics, Inc.	310,199	20,702,681
	Xylem, Inc.	267,956	19,266,036

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	YRC Worldwide, Inc.	111,674	$192,079

TOTAL INDUSTRIALS			3,064,903,754

INFORMATION TECHNOLOGY — (22.9%)
#*	2U, Inc.	30,097	714,804
#*	3D Systems Corp.	310,876	2,639,337
*	Acacia Communications, Inc.	90,051	6,095,552
	Accenture P.L.C., Class A	449,831	83,304,203
*	ACI Worldwide, Inc.	234,325	6,420,505
#*	ACM Research, Inc., Class A	4,181	166,947
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	18,448
#*	Adesto Technologies Corp.	66,840	792,054
*	Adobe, Inc.	76,145	26,927,918
	ADTRAN, Inc.	299,402	3,077,853
*	Advanced Energy Industries, Inc.	110,111	6,122,172
*	Advanced Micro Devices, Inc.	266,947	13,985,353
*	Aehr Test Systems	13,278	22,971
*	Agilysys, Inc.	65,901	1,291,001
*	Airgain, Inc.	21,069	170,448
*	Akamai Technologies, Inc.	216,204	21,125,293
#*	Alarm.com Holdings, Inc.	35,756	1,599,366
*	Alithya Group, Inc., Class A	39,261	71,062
*	ALJ Regional Holdings, Inc.	58,527	32,769
#	Alliance Data Systems Corp.	91,973	4,605,088
#*	Alpha & Omega Semiconductor, Ltd.	98,949	1,190,356
#*	Altair Engineering, Inc., Class A	24,387	804,527
#*	Alteryx, Inc., Class A	11,251	1,273,388
*	Ambarella, Inc.	83,910	4,411,988
	Amdocs, Ltd.	152,769	9,844,434
	American Software, Inc., Class A	72,741	1,198,772
*	Amkor Technology, Inc.	794,297	7,847,654
	Amphenol Corp., Class A	150,761	13,306,166
*	Amtech Systems, Inc.	47,990	238,030
	Analog Devices, Inc.	221,331	24,257,878
*	Anixter International, Inc.	116,150	10,785,689
*	ANSYS, Inc.	58,564	15,333,812
#*	Appfolio, Inc., Class A	15,892	1,745,895
	Apple, Inc.	4,017,959	1,180,476,354
	Applied Materials, Inc.	808,235	40,153,115
#*	Applied Optoelectronics, Inc.	42,626	456,951
*	Arista Networks, Inc.	65,392	14,340,466
*	Arlo Technologies, Inc.	269,620	738,759
*	Arrow Electronics, Inc.	191,910	12,074,977
*	Aspen Technology, Inc.	122,340	12,509,265
	AstroNova, Inc.	16,656	117,092
#*	Asure Software, Inc.	20,330	125,233
*	Atlassian Corp. P.L.C., Class A	15,287	2,376,976
#*	Atomera, Inc.	6,042	32,143
*	Autodesk, Inc.	52,649	9,852,207
	Automatic Data Processing, Inc.	301,404	44,212,953
*	Avalara, Inc.	23,946	2,140,054
#*	Avaya Holdings Corp.	357,733	3,555,866
*	Aviat Networks, Inc.	32,024	306,470
#*	Avid Technology, Inc.	110,991	779,157
	Avnet, Inc.	245,219	7,361,474
*	Aware, Inc.	51,506	131,340
*	Axcelis Technologies, Inc.	106,427	2,486,135
*	AXT, Inc.	149,590	827,233

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Badger Meter, Inc.	103,506	$6,109,959
#	Bel Fuse, Inc., Class A	4,354	30,957
	Bel Fuse, Inc., Class B	29,639	221,107
	Belden, Inc.	142,317	4,865,818
	Benchmark Electronics, Inc.	110,326	2,279,335
*	BK Technologies Corp.	24,446	68,938
*	Black Knight, Inc.	166,205	11,729,087
	Blackbaud, Inc.	89,375	4,938,863
	Booz Allen Hamilton Holding Corp.	263,412	19,344,977
*	Bottomline Technologies De, Inc.	59,841	2,491,181
*	Brightcove, Inc.	18,100	141,180
	Broadcom, Inc.	204,560	55,562,587
	Broadridge Financial Solutions, Inc.	145,835	16,916,860
#*	BroadVision, Inc.	6,453	27,877
	Brooks Automation, Inc.	195,394	7,520,715
*	BSQUARE Corp.	30,337	30,034
	Cabot Microelectronics Corp.	45,432	5,567,237
*	CACI International, Inc., Class A	71,512	17,888,012
*	Cadence Design Systems, Inc.	256,246	20,789,238
*	CalAmp Corp.	100,010	672,067
*	Calix, Inc.	197,897	2,275,816
#*	Cardtronics P.L.C., Class A	162,995	3,732,586
	Cass Information Systems, Inc.	38,973	1,563,207
	CDK Global, Inc.	150,996	5,931,123
	CDW Corp.	201,974	22,378,719
#	Cerence Inc.	77,484	1,639,561
*	Ceridian HCM Holding, Inc.	53,959	3,181,962
*	CEVA, Inc.	56,769	1,779,708
*	ChannelAdvisor Corp.	65,263	674,167
*	Ciena Corp.	293,050	13,553,563
*	Cirrus Logic, Inc.	190,103	14,371,787
	Cisco Systems, Inc.	3,638,326	154,192,256
	Citrix Systems, Inc.	121,730	17,652,067
*	Clearfield, Inc.	29,727	387,343
*	ClearOne, Inc.	25,372	43,132
#*	Coda Octopus Group, Inc.	22,446	136,921
	Cognex Corp.	86,488	4,777,597
	Cognizant Technology Solutions Corp., Class A	490,003	28,429,974
*	Coherent, Inc.	58,189	7,440,627
	Cohu, Inc.	135,578	2,241,104
#*	CommScope Holding Co., Inc.	268,847	2,960,005
	Communications Systems, Inc.	31,610	179,861
*	CommVault Systems, Inc.	32,157	1,372,782
*	Computer Task Group, Inc.	62,604	262,937
	Comtech Telecommunications Corp.	63,976	1,184,196
*	Conduent, Inc.	587,613	1,480,785
*	Cornerstone OnDemand Inc.	39,087	1,311,760
	Corning, Inc.	852,606	18,765,858
#*	Coupa Software, Inc.	11,103	1,955,127
#*	Cree, Inc.	235,442	10,154,613
	CSG Systems International, Inc.	115,290	5,600,788
	CSP, Inc.	5,597	58,713
	CTS Corp.	89,408	2,070,689
*	CyberOptics Corp.	16,840	430,936
	Daktronics, Inc.	136,816	618,408
*	DASAN Zhone Solutions, Inc.	57,252	366,985
*	Data I/O Corp.	16,306	46,961
*	Dell Technologies, Inc., Class C	67,292	2,872,695
#*	Digi International, Inc.	88,421	1,003,578

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digital Turbine, Inc.	94,454	$553,500
*	Diodes, Inc.	168,213	8,560,360
*	DocuSign, Inc.	28,965	3,034,084
	Dolby Laboratories, Inc., Class A	128,158	7,693,325
*	Dropbox, Inc., Class A	100,144	2,105,027
*	DSP Group, Inc.	69,333	1,195,994
	DXC Technology Co.	398,972	7,233,362
#	Ebix, Inc.	89,226	1,867,500
*	EchoStar Corp., Class A	134,878	4,255,401
*	eGain Corp.	32,408	268,986
#*	Elastic N.V	3,521	225,837
*	EMCORE Corp.	72,739	198,577
#*	Endurance International Group Holdings, Inc.	207,001	530,958
#*	Enphase Energy Inc.	173,456	8,122,944
	Entegris, Inc.	407,589	22,103,551
#*	Envestnet, Inc.	46,814	2,926,811
*	EPAM Systems, Inc.	40,755	9,002,372
*	ePlus, Inc.	47,487	3,359,705
*	Euronet Worldwide, Inc.	94,787	8,697,655
	EVERTEC, Inc.	157,139	3,981,902
*	Evo Payments, Inc., Class A	44,695	889,877
*	ExlService Holdings, Inc.	79,882	4,931,116
*	F5 Networks, Inc.	71,342	9,935,087
*	Fabrinet	130,535	8,191,071
*	Fair Isaac Corp.	54,720	19,312,877
*	FARO Technologies, Inc.	54,889	3,012,857
	Fidelity National Information Services, Inc.	336,571	44,390,349
#*	Finjan Holdings, Inc.	67,712	83,286
#*	FireEye, Inc.	131,038	1,508,247
#*	First Solar, Inc.	266,957	11,748,778
*	Fiserv, Inc.	305,513	31,486,170
#*	Fitbit, Inc., Class A	715,565	4,787,130
*	FleetCor Technologies, Inc.	110,910	26,757,038
*	Flex, Ltd.	1,231,494	12,019,381
	FLIR Systems, Inc.	235,291	10,211,629
*	FormFactor, Inc.	210,095	4,895,214
*	Fortinet, Inc.	101,430	10,928,068
*	Frequency Electronics, Inc.	21,539	216,467
*	Gartner, Inc.	60,637	7,204,282
#*	Genasys, Inc.	60,454	233,957
	Genpact, Ltd.	465,517	16,027,750
	Global Payments, Inc.	179,735	29,839,605
#	GlobalSCAPE, Inc.	44,983	419,242
#*	Globant SA	43,648	5,048,764
*	GoDaddy, Inc., Class A	94,001	6,526,489
*	GSE Systems, Inc.	28,592	30,022
*	GSI Technology, Inc.	60,553	468,075
#*	GTT Communications, Inc.	164,251	1,865,891
#*	Guidewire Software, Inc.	68,219	6,197,014
	Hackett Group, Inc. (The)	117,534	1,743,029
#*	Harmonic, Inc.	318,882	1,849,516
	Hewlett Packard Enterprise Co.	1,848,065	18,591,534
	HP, Inc.	572,149	8,874,031
#*	HubSpot, Inc.	20,484	3,454,217
*	Ichor Holdings, Ltd.	71,200	1,772,880
#*	Identiv, Inc.	30,918	99,865
*	IEC Electronics Corp.	22,978	167,510
#*	II-VI, Inc.	242,172	8,335,560
#*	Image Sensing Systems, Inc.	1,872	7,376

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Immersion Corp.	94,602	$658,430
#*	Impinj, Inc.	735	16,508
#*	Infinera Corp.	568,322	3,503,705
*	Information Services Group, Inc.	115,883	289,708
*	Innodata, Inc.	37,353	39,221
#*	Inphi Corp.	65,222	6,296,532
#*	Inseego Corp.	32,660	390,287
#*	Insight Enterprises, Inc.	107,396	5,830,529
	Intel Corp.	5,043,835	302,529,223
#*	Intellicheck, Inc.	15,600	95,784
#*	Intelligent Systems Corp.	729	24,451
	InterDigital, Inc.	118,482	6,844,705
	International Business Machines Corp.	696,317	87,429,563
*	inTEST Corp.	24,960	87,859
*	Intevac, Inc.	62,346	342,903
	Intuit, Inc.	117,499	31,702,405
#*	IPG Photonics Corp.	103,191	13,345,692
*	Issuer Direct Corp.	7,605	70,727
*	Iteris, Inc.	87,120	347,609
*	Itron, Inc.	104,462	7,293,537
#	j2 Global, Inc.	168,255	13,568,083
	Jabil, Inc.	556,234	15,819,295
	Jack Henry & Associates, Inc.	91,039	14,889,428
	Juniper Networks, Inc.	375,352	8,107,603
	KBR, Inc.	486,471	9,855,902
	KEMET Corp.	194,143	5,243,802
*	Key Tronic Corp.	22,454	103,962
*	Keysight Technologies, Inc.	278,182	26,919,672
*	Kimball Electronics, Inc.	43,092	582,604
	KLA Corp.	205,681	33,750,195
*	Knowles Corp.	300,183	4,667,846
	Kulicke & Soffa Industries, Inc.	226,475	5,428,606
*	KVH Industries, Inc.	52,470	486,922
	Lam Research Corp.	209,436	53,464,822
#*	Lantronix, Inc.	35,760	113,002
#*	Lattice Semiconductor Corp.	305,112	6,868,071
	Leidos Holdings, Inc.	192,635	19,034,264
*	LGL Group, Inc. (The)	6,640	65,473
*	Limelight Networks, Inc.	294,353	1,492,370
	Littelfuse, Inc.	60,054	8,722,243
#*	LiveRamp Holdings, Inc.	181,640	6,876,890
	LogMeIn, Inc.	114,329	9,770,556
#*	Lumentum Holdings, Inc.	94,336	7,632,726
*	Luna Innovations, Inc.	69,584	530,926
#*	MACOM Technology Solutions Holdings, Inc.	144,778	4,438,893
#*	MagnaChip Semiconductor Corp.	69,402	802,981
*	Majesco	6,866	38,312
#*	Manhattan Associates, Inc.	174,228	12,359,734
	ManTech International Corp., Class A	100,594	7,500,289
#*	Marin Software, Inc.	7,995	14,471
#	Marvell Technology Group, Ltd.	777,058	20,778,531
	Mastercard, Inc., Class A	649,786	178,671,656
	Maxim Integrated Products, Inc.	246,926	13,575,991
	MAXIMUS, Inc.	197,740	13,311,857
*	MaxLinear, Inc.	190,511	3,141,526
	Methode Electronics, Inc.	123,544	3,708,791
#	Microchip Technology, Inc.	215,225	18,881,689
*	Micron Technology, Inc.	1,266,539	60,654,553
	Microsoft Corp.	4,772,363	855,255,173

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MicroStrategy, Inc., Class A	25,310	$3,197,412
*	Mimecast, Ltd.	34,855	1,425,570
*	Mitek Systems, Inc.	69,635	649,695
#	MKS Instruments, Inc.	139,302	13,962,239
#*	MoneyGram International, Inc.	282,225	468,494
#*	MongoDB, Inc.	9,241	1,498,243
	Monolithic Power Systems, Inc.	43,265	8,649,106
	Motorola Solutions, Inc.	65,121	9,365,051
	MTS Systems Corp.	56,171	1,194,757
#*	Napco Security Technologies, Inc.	32,495	651,200
	National Instruments Corp.	212,091	8,148,536
#*	NCR Corp.	315,734	6,478,862
*	NeoPhotonics Corp.	205,577	1,977,651
	NetApp, Inc.	312,575	13,681,408
#*	NETGEAR, Inc.	101,143	2,425,409
#*	Netscout Systems, Inc.	246,133	6,517,602
*	NetSol Technologies, Inc.	27,104	61,526
	Network-1 Technologies, Inc.	57,475	129,319
#*	New Relic, Inc.	39,570	2,124,513
	NIC, Inc.	164,259	3,979,996
	NortonLifeLock Inc.	493,951	10,506,338
*	Novanta, Inc.	102,705	8,924,037
#*	Nuance Communications, Inc.	529,910	10,704,182
	NVE Corp.	4,115	233,609
	NVIDIA Corp.	199,887	58,422,972
*	Okta, Inc.	20,948	3,169,432
*	ON Semiconductor Corp.	1,105,395	17,736,063
*	One Stop Systems, Inc.	9,500	15,390
*	OneSpan, Inc.	103,499	1,738,783
*	Onto Innovation Inc.	166,770	5,413,354
*	Optical Cable Corp.	8,150	21,598
	Oracle Corp.	1,923,737	101,900,349
#*	OSI Systems, Inc.	58,244	4,215,701
*	Palo Alto Networks, Inc.	19,847	3,900,134
#*	PAR Technology Corp.	44,002	832,078
	Paychex, Inc.	280,854	19,244,116
#*	Paycom Software, Inc.	79,791	20,827,047
#*	Paylocity Holding Corp.	56,050	6,419,407
*	PayPal Holdings, Inc.	210,930	25,944,390
#	PC Connection, Inc.	79,209	3,639,654
	PC-Tel, Inc.	276,687	1,889,772
*	PDF Solutions, Inc.	103,242	1,648,775
#	Pegasystems, Inc.	78,705	6,581,312
*	Perceptron, Inc.	29,267	82,240
*	Perficient, Inc.	127,719	4,448,453
	Perspecta, Inc.	225,111	4,855,644
*	PFSweb, Inc.	51,031	214,330
*	Photronics, Inc.	483,710	5,780,335
*	Pixelworks, Inc.	77,861	357,382
#	Plantronics, Inc.	109,695	1,548,893
*	Plexus Corp.	105,915	6,639,811
#	Power Integrations, Inc.	65,225	6,675,779
*	Powerfleet, Inc.	31,472	151,066
*	PRGX Global, Inc.	68,278	273,795
	Progress Software Corp.	159,533	6,526,495
*	Proofpoint, Inc.	27,148	3,304,726
*	PTC, Inc.	77,718	5,381,972
#*	Pure Storage, Inc., Class A	178,845	2,575,368
	QAD, Inc., Class A	21,895	926,596

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QAD, Inc., Class B	5,440	$162,928
*	Qorvo, Inc.	175,652	17,219,166
	QUALCOMM, Inc.	817,724	64,330,347
#*	Qualys, Inc.	71,847	7,575,548
#*	QuickLogic Corp.	8,226	38,662
*	Rambus, Inc.	363,052	4,549,042
*	RealNetworks, Inc.	643,769	483,599
#*	RealPage, Inc.	82,872	5,344,415
#	RF Industries, Ltd.	19,118	106,487
*	Ribbon Communications, Inc.	335,261	1,222,026
	Richardson Electronics, Ltd.	28,703	114,812
#*	RingCentral, Inc., Class A	9,558	2,184,290
#*	Rogers Corp.	47,683	5,294,720
*	Rosetta Stone, Inc.	37,189	635,188
#*	Rubicon Technology, Inc.	1,435	11,753
	Sabre Corp.	544,841	3,960,994
#*	Sailpoint Technologies Holdings, Inc.	47,781	888,249
*	salesforce.com, Inc.	121,370	19,655,872
*	Sanmina Corp.	236,130	6,547,885
#	Sapiens International Corp. NV	52,324	1,294,496
*	ScanSource, Inc.	85,232	2,209,213
	Science Applications International Corp.	127,044	10,374,413
*	Seachange International, Inc.	595,566	1,768,831
	Seagate Technology P.L.C.	322,951	16,131,402
#*	SecureWorks Corp., Class A	12,468	141,886
*	Semtech Corp.	159,532	7,217,228
*	ServiceNow, Inc.	17,178	6,038,754
*	ServiceSource International, Inc.	84,801	104,305
#*	SharpSpring, Inc.	9,427	64,952
*	Sigmatron International, Inc.	9,201	28,983
*	Silicon Laboratories, Inc.	65,432	6,361,299
	Skyworks Solutions, Inc.	295,071	30,651,976
#*	SMART Global Holdings, Inc.	74,007	1,871,637
#*	SMTC Corp.	42,619	132,545
#*	SolarEdge Technologies, Inc.	156,840	17,501,776
*	Splunk, Inc.	31,044	4,357,336
*	SPS Commerce, Inc.	54,076	3,001,759
*	Square, Inc., Class A	42,392	2,761,415
	SS&C Technologies Holdings, Inc.	242,355	13,368,302
*	StarTek, Inc.	85,247	355,480
*	Steel Connect, Inc.	209,098	161,005
#*	Stratasys, Ltd.	160,268	2,836,744
#*	Super Micro Computer, Inc.	25,928	593,751
	Support.com, Inc.	33,595	48,041
*	Sykes Enterprises, Inc.	146,549	4,195,698
#*	Synacor, Inc.	27,065	39,244
#*	Synaptics, Inc.	117,642	7,692,610
#*	Synchronoss Technologies, Inc.	176,754	609,801
	SYNNEX Corp.	158,296	13,860,398
*	Synopsys, Inc.	121,669	19,116,633
	TE Connectivity, Ltd.	318,520	23,398,479
*	Tech Data Corp.	105,890	14,892,370
*	Telenav, Inc.	132,087	616,846
#*	Teradata Corp.	321,064	7,894,964
	Teradyne, Inc.	300,991	18,823,977
#	TESSCO Technologies, Inc.	25,025	154,154
	Texas Instruments, Inc.	673,110	78,127,878
#	TiVo Corp.	372,183	2,616,447
#*	Trade Desk, Inc. (The), Class A	19,501	5,705,603

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TransAct Technologies, Inc.	17,129	$72,798
*	Trimble, Inc.	264,637	9,164,379
#*	Trio-Tech International	3,963	10,740
*	TSR, Inc.	751	2,553
	TTEC Holdings, Inc.	146,940	5,727,721
#*	TTM Technologies, Inc.	351,606	4,075,114
#*	Twilio, Inc., Class A	75,465	8,474,720
*	Tyler Technologies, Inc.	18,698	5,996,262
#	Ubiquiti, Inc.	96,951	15,708,971
#*	Ultra Clean Holdings, Inc.	128,083	2,355,446
#*	Unisys Corp.	152,866	1,924,583
	Universal Display Corp.	36,003	5,404,770
#*	Upland Software, Inc.	17,659	558,554
#	Usio, Inc.	4,200	5,880
*	Veeco Instruments, Inc.	245,851	2,687,151
*	Verint Systems, Inc.	144,448	6,173,708
*	VeriSign, Inc.	77,734	16,284,496
#*	ViaSat, Inc.	124,181	5,265,274
*	Viavi Solutions, Inc.	496,738	6,000,595
*	Virtusa Corp.	96,983	3,200,439
	Visa, Inc., Class A	1,079,653	192,955,584
	Vishay Intertechnology, Inc.	391,513	6,495,201
*	Vishay Precision Group, Inc.	31,997	739,771
#*	VMware, Inc., Class A	67,264	8,846,561
	Wayside Technology Group, Inc.	9,192	142,476
	Western Digital Corp.	410,218	18,902,845
#	Western Union Co. (The)	452,297	8,625,304
*	WEX, Inc.	48,901	6,470,580
*	Wireless Telecom Group, Inc.	66,901	66,225
*	Workday, Inc., Class A	13,500	2,077,650
*	Xerox Holdings Corp.	416,805	7,623,363
	Xilinx, Inc.	237,604	20,766,590
#	Xperi Corp.	154,136	2,355,198
*	Zebra Technologies Corp., Class A	92,661	21,280,525
*	Zendesk, Inc.	22,872	1,758,399
#*	Zix Corp.	119,194	653,183
#*	Zscaler, Inc.	16,108	1,080,525

TOTAL INFORMATION TECHNOLOGY			5,774,643,479

MATERIALS — (3.9%)
#	Advanced Emissions Solutions, Inc.	5,208	38,695
*	AdvanSix, Inc.	91,783	1,117,917
#*	AgroFresh Solutions, Inc.	54,123	108,787
	Air Products & Chemicals, Inc.	130,464	29,430,069
#	Albemarle Corp.	196,597	12,076,954
*	Alcoa Corp.	354,469	2,888,922
#*	Allegheny Technologies, Inc.	305,836	2,296,828
#*	Amcor, PLC	1,582,830	14,197,985
*	American Biltrite, Inc.	36	9,635
	American Vanguard Corp.	81,019	1,018,409
#*	Ampco-Pittsburgh Corp.	264,566	989,477
	AptarGroup, Inc.	189,348	20,275,384
*	Arconic Corp.	169,291	1,476,218
	Ashland Global Holdings, Inc.	127,468	7,863,501
	Avery Dennison Corp.	146,530	16,175,447
*	Axalta Coating Systems, Ltd.	602,644	11,896,193
	Balchem Corp.	84,628	7,552,203
#	Ball Corp.	398,998	26,170,279
*	Berry Global Group, Inc.	328,232	13,060,351

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Boise Cascade Co.	129,182	$4,039,521
	Cabot Corp.	155,401	5,266,540
	Carpenter Technology Corp.	142,955	3,169,312
	Celanese Corp.	162,799	13,523,713
#*	Century Aluminum Co.	308,880	1,343,628
	CF Industries Holdings, Inc.	391,430	10,764,325
	Chase Corp.	28,850	2,719,401
	Chemours Co. (The)	288,167	3,380,199
*	Clearwater Paper Corp.	223,777	5,357,221
#	Cleveland-Cliffs, Inc.	1,088,064	4,765,720
*	Coeur Mining, Inc.	713,207	3,002,601
	Commercial Metals Co.	392,386	6,254,633
#	Compass Minerals International, Inc.	116,681	5,736,038
*	Contango ORE, Inc.	1,128	11,844
#*	Core Molding Technologies, Inc.	18,851	47,505
*	Corteva, Inc.	683,854	17,910,136
*	Crown Holdings, Inc.	253,463	16,325,552
	Domtar Corp.	208,255	4,864,837
*	Dow, Inc.	910,918	33,421,581
	DuPont de Nemours, Inc.	403,012	18,949,624
	Eagle Materials, Inc.	126,786	7,735,214
	Eastman Chemical Co.	222,894	13,487,316
	Ecolab, Inc.	101,692	19,677,402
*	Element Solutions, Inc.	775,266	7,946,476
#*	Ferro Corp.	313,753	3,128,117
*	Ferroglobe P.L.C.	423,588	218,190
*»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
#*	Flotek Industries, Inc.	1,013,442	909,463
	FMC Corp.	166,639	15,314,124
	Freeport-McMoRan, Inc.	1,637,959	14,463,178
	Friedman Industries, Inc.	15,398	65,595
	FutureFuel Corp.	134,969	1,400,978
*	GCP Applied Technologies, Inc.	231,875	3,969,700
#	Gold Resource Corp.	189,752	783,676
	Graphic Packaging Holding Co.	1,073,429	14,330,277
	Greif, Inc., Class A	93,624	3,172,917
	Greif, Inc., Class B	32,948	1,309,683
	Hawkins, Inc.	34,406	1,287,817
	Haynes International, Inc.	40,278	890,144
	HB Fuller Co.	142,476	5,241,692
	Hecla Mining Co.	1,598,919	4,205,157
	Huntsman Corp.	786,354	13,218,611
*	Ingevity Corp.	109,360	5,677,971
	Innospec, Inc.	68,123	4,940,280
#	International Flavors & Fragrances, Inc.	82,471	10,806,175
	International Paper Co.	720,307	24,670,515
*	Intrepid Potash, Inc.	423,341	407,720
	Kaiser Aluminum Corp.	34,717	2,507,609
*	Koppers Holdings, Inc.	72,118	1,136,580
*	Kraton Corp.	93,265	1,455,867
#	Kronos Worldwide, Inc.	232,276	2,204,299
	Linde P.L.C.	140,027	25,763,568
#*	Livent Corp.	378,191	2,344,784
	Louisiana-Pacific Corp.	429,941	8,598,820
#*	LSB Industries, Inc.	270,053	537,405
	LyondellBasell Industries NV, Class A	450,892	26,129,191
	Martin Marietta Materials, Inc.	65,425	12,445,798
	Materion Corp.	68,670	3,552,986
#*	McEwen Mining, Inc.	212,470	204,587

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Mercer International, Inc.	226,459	$2,282,707
	Minerals Technologies, Inc.	118,951	5,238,602
	Mosaic Co. (The)	472,656	5,440,271
	Myers Industries, Inc.	128,949	1,593,810
	Neenah, Inc.	66,809	3,264,288
	NewMarket Corp.	21,784	8,962,809
	Newmont Corp.	528,515	31,436,072
#	Nexa Resources SA	10,918	45,746
	Northern Technologies International Corp.	17,402	141,652
	Nucor Corp.	521,479	21,479,720
#	O-I Glass, Inc.	461,913	3,806,163
#	Olin Corp.	567,854	7,580,851
	Olympic Steel, Inc.	62,619	591,123
	Packaging Corp. of America	180,794	17,473,740
	PH Glatfelter Co.	141,783	2,070,032
	PolyOne Corp.	268,789	6,260,096
	PPG Industries, Inc.	343,223	31,174,945
*	PQ Group Holdings, Inc.	5,425	63,581
#	Quaker Chemical Corp.	5,208	792,241
#*	Ramaco Resources, Inc.	18,463	43,573
	Rayonier Advanced Materials, Inc.	277,313	493,617
	Reliance Steel & Aluminum Co.	179,282	16,060,082
*	Resolute Forest Products, Inc.	253,513	610,966
	Royal Gold, Inc.	117,615	14,411,366
	RPM International, Inc.	231,586	15,379,626
*	Ryerson Holding Corp.	111,001	512,825
	Schnitzer Steel Industries, Inc., Class A	88,513	1,377,262
#	Schweitzer-Mauduit International, Inc.	105,394	3,395,795
	Scotts Miracle-Gro Co. (The)	127,816	15,853,018
	Sealed Air Corp.	185,813	5,312,394
	Sensient Technologies Corp.	145,768	6,966,253
	Sherwin-Williams Co. (The)	63,497	34,057,886
	Silgan Holdings, Inc.	344,912	11,899,464
#	Sonoco Products Co.	337,188	16,468,262
#	Southern Copper Corp.	110,164	3,573,720
	Steel Dynamics, Inc.	481,497	11,685,932
	Stepan Co.	77,047	7,350,284
*	Summit Materials, Inc., Class A	374,606	5,660,297
	SunCoke Energy, Inc.	391,287	1,232,554
#*	Synalloy Corp.	26,423	233,579
#	Tecnoglass, Inc.	42,859	173,150
*	TimkenSteel Corp.	280,222	728,577
*	Trecora Resources	73,634	434,441
	Tredegar Corp.	111,252	1,833,433
	Trinseo SA	122,744	2,510,115
*	Tronox Holdings P.L.C., Class A	415,739	2,835,340
*	UFP Technologies, Inc.	17,652	759,036
	United States Lime & Minerals, Inc.	14,391	1,152,719
#	United States Steel Corp.	498,453	3,828,119
*	Universal Stainless & Alloy Products, Inc.	35,903	268,195
#*	US Concrete, Inc.	54,675	1,048,667
	Valvoline, Inc.	334,586	5,751,533
*	Venator Materials P.L.C	142,773	181,322
*	Verso Corp., Class A	187,251	2,600,916
	Vulcan Materials Co.	152,391	17,215,611
#	Warrior Met Coal, Inc.	179,960	2,258,498
	Westlake Chemical Corp.	140,920	6,122,974
	WestRock Co.	341,089	10,979,655
	Worthington Industries, Inc.	195,454	5,167,804

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	WR Grace & Co.	116,059	$5,481,467

TOTAL MATERIALS			989,245,843

REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	69	1,294
#*	Altisource Portfolio Solutions SA	27,707	231,353
*	CBRE Group, Inc., Class A	435,405	18,691,937
*	CKX Lands, Inc.	2,161	18,509
	Consolidated-Tomoka Land Co.	17,027	715,645
#*	Cushman & Wakefield PLC	16,515	200,988
#*	Five Point Holdings LLC, Class A	3,804	21,455
#*	Forestar Group, Inc.	21,917	289,085
*	FRP Holdings, Inc.	29,763	1,294,393
	Griffin Industrial Realty, Inc.	10,060	386,505
*	Howard Hughes Corp. (The)	87,682	4,748,857
#*	InterGroup Corp. (The)	677	20,953
	Jones Lang LaSalle, Inc.	107,683	11,369,171
*	JW Mays, Inc.	2,713	57,217
	Kennedy-Wilson Holdings, Inc.	373,728	5,288,251
*	Marcus & Millichap, Inc.	132,356	3,844,942
*	Maui Land & Pineapple Co., Inc.	15,573	162,738
	Newmark Group, Inc., Class A	493,074	1,913,127
*	Rafael Holdings, Inc., Class B	38,641	545,224
	RE/MAX Holdings, Inc., Class A	58,888	1,548,165
#	Realogy Holdings Corp.	337,437	1,464,477
#*	Redfin Corp.	26,300	555,719
	RMR Group, Inc. (The), Class A	30,102	892,825
#*	St Joe Co. (The)	200,987	3,678,062
*	Stratus Properties, Inc.	23,576	395,370
*	Tejon Ranch Co.	109,148	1,495,328
#*	Trinity Place Holdings, Inc.	70,313	104,063

TOTAL REAL ESTATE			59,935,653

UTILITIES — (2.1%)
	AES Corp.	592,683	7,853,050
	ALLETE, Inc.	89,424	5,147,245
	Alliant Energy Corp.	141,127	6,851,716
	Ameren Corp.	144,378	10,503,500
	American Electric Power Co., Inc.	106,709	8,868,585
	American States Water Co.	75,136	5,963,544
	American Water Works Co., Inc.	105,607	12,851,316
	Artesian Resources Corp., Class A	19,448	671,539
#	Atlantica Yield P.L.C.	253,558	6,070,179
	Atmos Energy Corp.	78,451	7,999,649
	Avangrid, Inc.	62,463	2,685,909
	Avista Corp.	118,874	5,116,337
	Black Hills Corp.	119,098	7,376,930
	California Water Service Group	118,596	5,327,332
	CenterPoint Energy, Inc.	285,605	4,863,853
	Chesapeake Utilities Corp.	42,078	3,697,815
	Clearway Energy, Inc., Class A	67,535	1,262,905
#	Clearway Energy, Inc., Class C	141,181	2,827,855
	CMS Energy Corp.	165,770	9,463,809
	Consolidated Edison, Inc.	126,775	9,989,870
	Consolidated Water Co., Ltd.	38,226	574,155
	Dominion Energy, Inc.	180,709	13,938,085
	DTE Energy Co.	109,650	11,375,091
	Duke Energy Corp.	151,638	12,837,673

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Edison International	209,080	$12,275,087
	El Paso Electric Co.	93,312	6,345,216
	Entergy Corp.	116,917	11,166,743
	Essential Utilities, Inc.	188,103	7,860,824
	Evergy, Inc.	239,854	14,014,669
	Eversource Energy	140,230	11,316,561
	Exelon Corp.	210,647	7,810,791
	FirstEnergy Corp.	314,908	12,996,253
#	Genie Energy, Ltd., Class B	61,685	486,078
	Hawaiian Electric Industries, Inc.	122,659	4,841,351
	IDACORP, Inc.	68,779	6,312,537
	MDU Resources Group, Inc.	366,024	8,220,899
	MGE Energy, Inc.	81,987	5,301,279
	Middlesex Water Co.	40,961	2,469,948
#	National Fuel Gas Co.	93,204	3,821,364
	New Jersey Resources Corp.	183,819	6,209,406
	NextEra Energy, Inc.	106,938	24,715,511
	NiSource, Inc.	258,934	6,501,833
#	Northwest Natural Holding Co.	72,603	4,726,455
	NorthWestern Corp.	114,232	6,590,044
	NRG Energy, Inc.	708,796	23,765,930
	OGE Energy Corp.	217,058	6,841,668
	ONE Gas, Inc.	84,597	6,743,227
#	Ormat Technologies, Inc.	137,949	8,609,397
	Otter Tail Corp.	101,455	4,502,573
#*	PG&E Corp.	145,346	1,546,481
	Pinnacle West Capital Corp.	101,396	7,806,478
#	PNM Resources, Inc.	181,649	7,354,968
	Portland General Electric Co.	146,521	6,855,718
	PPL Corp.	447,715	11,380,915
	Public Service Enterprise Group, Inc.	243,407	12,343,169
*	Pure Cycle Corp.	50,834	522,065
	RGC Resources, Inc.	16,841	418,836
	Sempra Energy	63,055	7,809,362
	SJW Group	72,250	4,301,043
#	South Jersey Industries, Inc.	186,943	5,344,700
	Southern Co. (The)	226,157	12,829,887
	Southwest Gas Holdings, Inc.	73,783	5,592,751
#	Spark Energy, Inc., Class A	15,216	109,860
#	Spire, Inc.	73,774	5,382,551
	TerraForm Power, Inc., Class A	110,554	1,914,795
	UGI Corp.	223,261	6,738,017
	Unitil Corp.	38,801	1,952,078
	Vistra Energy Corp.	774,449	15,132,733
	WEC Energy Group, Inc.	144,816	13,113,089
	Xcel Energy, Inc.	187,613	11,924,682
	York Water Co. (The)	31,798	1,282,095

TOTAL UTILITIES			520,219,859

TOTAL COMMON STOCKS			24,027,130,370

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	24,077	601,925

ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	1,977	0

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.0%)
Air T Funding	336	$7,395

TOTAL PREFERRED STOCKS		609,320

TOTAL INVESTMENT SECURITIES (Cost $17,079,648,104)		24,027,739,690

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund 0.216%	387,879,272	387,879,272

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	67,597,939	782,175,754

TOTAL INVESTMENTS — (100.0%) (Cost $18,249,592,128)		$25,197,794,716

As of April 30, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,830	06/19/20	$360,001,841	$410,689,600	$50,687,759

Total Futures Contracts			$360,001,841	$410,689,600	$50,687,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,836,927,290	—	—	$1,836,927,290
Consumer Discretionary	2,743,478,307	$9,637	—	2,743,487,944
Consumer Staples	1,516,194,869	—	—	1,516,194,869
Energy	782,281,154	—	—	782,281,154
Financials	3,404,672,861	84,699	—	3,404,757,560
Health Care	3,334,323,287	209,678	—	3,334,532,965
Industrials	3,064,903,754	—	—	3,064,903,754
Information Technology	5,774,641,784	1,695	—	5,774,643,479
Materials	989,245,843	—	—	989,245,843
Real Estate	59,935,653	—	—	59,935,653
Utilities	520,219,859	—	—	520,219,859
Preferred Stocks
Communication Services	601,925	—	—	601,925
Industrials	7,395	—	—	7,395
Temporary Cash Investments	387,879,272	—	—	387,879,272
Securities Lending Collateral	—	782,175,754	—	782,175,754
Futures Contracts**	50,687,759	—	—	50,687,759

TOTAL	$24,466,001,012	$782,481,463	—	$25,248,482,475

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.9%)
COMMUNICATION SERVICES — (7.2%)
	A.H. Belo Corp., Class A	22,862	$35,436
	Activision Blizzard, Inc.	35,792	2,281,024
	Alaska Communications Systems Group, Inc.	68,897	137,794
*	Alphabet, Inc., Class A	10,540	14,194,218
*	Alphabet, Inc., Class C	11,067	14,925,620
*	Altice USA, Inc., Class A	51,668	1,341,818
#	AMC Entertainment Holdings, Inc., Class A	55,215	271,658
#*	AMC Networks, Inc., Class A	8,142	194,187
#*	ANGI Homeservices, Inc., Class A	15,392	104,281
#	Anterix, Inc.	3,737	196,193
	AT&T, Inc.	832,504	25,366,397
	ATN International, Inc.	28,678	1,781,477
*	Ballantyne Strong, Inc.	17,594	27,271
*	Boingo Wireless, Inc.	60,773	847,176
	Cable One, Inc.	1,882	3,600,003
*	Cargurus, Inc.	6,526	149,315
*	Cars.com, Inc.	81,105	420,124
*	Central European Media Enterprises, Ltd., Class A	29,651	115,342
#	CenturyLink, Inc.	739,653	7,855,115
*	Charter Communications, Inc., Class A	21,686	10,739,558
*	Cincinnati Bell, Inc.	52,853	774,296
#	Cinemark Holdings, Inc.	68,869	983,449
*	Clear Channel Outdoor Holdings, Inc.	9,281	8,954
	Cogent Communications Holdings, Inc.	22,981	1,926,497
	Comcast Corp., Class A	418,671	15,754,590
*	comScore, Inc.	36,956	106,803
	Consolidated Communications Holdings, Inc.	86,898	544,850
*	Cumulus Media, Inc., Class A	800	3,544
#*	Daily Journal Corp.	563	156,233
*	DHI Group, Inc.	66,609	185,173
#*	Discovery, Inc., Class A	87,369	1,958,813
*	Discovery, Inc., Class B	1,000	35,750
*	Discovery, Inc., Class C	195,244	3,984,930
*	DISH Network Corp., Class A	117,124	2,929,857
*	Electronic Arts, Inc.	4,900	559,874
	Emerald Holding, Inc.	33,223	75,748
*	Emmis Communications Corp., Class A	5,270	7,589
#	Entercom Communications Corp., Class A	131,943	160,970
	Entravision Communications Corp., Class A	120,795	176,361
#	EW Scripps Co. (The), Class A	80,046	645,971
*	Facebook, Inc., Class A	71,123	14,559,589
	Fox Corp., Class A	141,893	3,670,772
*	Fox Corp., Class B	107,827	2,756,058
#*	Gaia, Inc.	6,225	56,585
#	Gannett Co., Inc.	237,237	268,078
*	GCI Liberty, Inc., Class A	95,922	5,834,935
*	Glu Mobile, Inc.	148,793	1,160,585
*	Gray Television, Inc.	150,454	1,746,771
*	Gray Television, Inc., Class A	2,300	29,912
*	Harte-Hanks, Inc.	9,814	20,217
*	Hemisphere Media Group, Inc.	17,432	161,769
*	IAC/InterActiveCorp	5,564	1,243,443
*	IDT Corp., Class B	68,207	368,318
*	IMAX Corp.	74,107	852,231

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Interpublic Group of Cos., Inc. (The)	101,341	$1,720,770
*	Iridium Communications, Inc.	116,034	2,611,345
	John Wiley & Sons, Inc., Class A	38,080	1,429,904
	John Wiley & Sons, Inc., Class B	2,087	77,657
*	Liberty Broadband Corp.	234	28,068
*	Liberty Broadband Corp., Class A	3,603	432,432
*	Liberty Broadband Corp., Class C	15,158	1,859,583
*	Liberty Latin America, Ltd., Class A	9,861	105,513
*	Liberty Latin America, Ltd., Class C	21,198	219,187
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	160,476
*	Liberty Media Corp.-Liberty Braves, Class B	93	1,948
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	349,004
*	Liberty Media Corp.-Liberty Formula One, Class A	17,896	541,354
*	Liberty Media Corp.-Liberty Formula One, Class C	146,446	4,714,097
*	Liberty Media Corp.-Liberty SiriusXM, Class A	33,436	1,127,128
*	Liberty Media Corp.-Liberty SiriusXM, Class B	936	33,125
*	Liberty Media Corp.-Liberty SiriusXM, Class C	72,780	2,479,615
*	Liberty TripAdvisor Holdings, Inc., Class A	52,409	123,161
#*	Lions Gate Entertainment Corp., Class A	73,224	522,819
*	Lions Gate Entertainment Corp., Class B	51,065	341,114
#*	Live Nation Entertainment, Inc.	37,233	1,670,645
*	Loral Space & Communications, Inc.	1,200	26,400
*	Madison Square Garden Entertainment Corp.	15,339	1,268,535
*	Madison Square Garden Sports C	15,339	2,627,878
*	Marchex, Inc., Class B	36,111	60,305
	Marcus Corp. (The)	27,011	392,740
*	Mediaco Holding, Inc., Class A	666	2,464
*	Meet Group, Inc. (The)	90,390	557,706
#	Meredith Corp.	48,614	720,946
#*	MSG Networks, Inc., Class A	20,979	249,231
	National CineMedia, Inc.	29,421	97,089
#	New York Times Co. (The), Class A	89,591	2,913,499
	News Corp., Class A	263,114	2,607,460
	News Corp., Class B	130,532	1,334,037
#	Nexstar Media Group, Inc., Class A	47,131	3,301,055
#	Omnicom Group, Inc.	20,779	1,185,026
*	ORBCOMM, Inc.	94,895	250,523
*	QuinStreet, Inc.	53,347	542,006
*	Reading International, Inc., Class A	20,373	86,891
	Salem Media Group, Inc.	45,744	39,482
	Scholastic Corp.	37,394	1,087,044
	Shenandoah Telecommunications Co.	92,702	4,960,484
#	Sirius XM Holdings, Inc.	124,278	734,483
*	Snap, Inc., Class A	15,282	269,116
	Spok Holdings, Inc.	38,274	392,691
*	Take-Two Interactive Software, Inc.	14,855	1,798,198
*	TechTarget, Inc.	21,822	508,889
	TEGNA, Inc.	393,842	4,221,986
	Telephone and Data Systems, Inc.	130,783	2,565,962
*	T-Mobile US, Inc.	85,566	7,512,695
	Townsquare Media, Inc., Class A	17,286	84,701
*	Travelzoo	13,870	77,256
#	Tribune Publishing Co.	13,672	117,169
	TripAdvisor, Inc.	14,450	288,567
#*	TrueCar Inc.	80,361	205,724
*	Twitter, Inc.	30,984	888,621
*	United States Cellular Corp.	33,645	1,070,920
*	Urban One, Inc.	61,661	52,289
	Verizon Communications, Inc.	447,552	25,711,862

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	ViacomCBS, Inc., Class A	3,778	$74,162
	ViacomCBS, Inc., Class B	83,832	1,446,940
*	Vonage Holdings Corp.	215,452	1,801,179
	Walt Disney Co. (The)	87,475	9,460,421
#	World Wrestling Entertainment, Inc., Class A	3,900	173,433
*	Yelp, Inc.	25,948	579,938
*	Zedge, Inc., Class B	12,737	14,265
*	Zillow Group, Inc., Class A	24,737	1,077,049
#*	Zillow Group, Inc., Class C	60,759	2,670,966
*	Zynga, Inc., Class A	551,570	4,158,838

TOTAL COMMUNICATION SERVICES			261,111,588

CONSUMER DISCRETIONARY — (10.0%)
*	1-800-Flowers.com, Inc., Class A	70,712	1,356,963
	Aaron’s, Inc.	75,103	2,396,537
	Abercrombie & Fitch Co., Class A	76,308	807,339
	Acushnet Holdings Corp.	79,651	2,182,437
*	Adient P.L.C.	18,024	270,000
*	Adtalem Global Education, Inc.	67,865	2,156,071
	Advance Auto Parts, Inc.	9,503	1,149,008
	AMCON Distributing Co.	438	28,606
*	American Axle & Manufacturing Holdings, Inc.	133,252	575,649
#	American Eagle Outfitters, Inc.	200,825	1,596,559
*	American Outdoor Brands Corp.	66,968	633,852
*	American Public Education, Inc.	18,666	481,023
*	America’s Car-Mart, Inc.	14,306	943,481
	Aptiv P.L.C.	11,821	822,151
	Aramark	101,450	2,770,600
	Ark Restaurants Corp.	3,403	40,326
*	Asbury Automotive Group, Inc.	29,653	2,001,578
#*	Ascena Retail Group, Inc.	15,480	22,446
	Autoliv, Inc.	19,018	1,141,460
*	AutoNation, Inc.	78,048	2,906,508
*	Barnes & Noble Education, Inc.	53,665	96,060
	Bassett Furniture Industries, Inc.	11,687	79,939
	BBX Capital Corp.	63,488	134,595
*	Beazer Homes USA, Inc.	28,393	199,887
#	Bed Bath & Beyond, Inc.	144,859	896,677
	Best Buy Co., Inc.	50,959	3,910,084
#	Big 5 Sporting Goods Corp.	62,995	86,303
	Big Lots, Inc.	37,944	889,787
*	Biglari Holdings, Inc., Class A	264	93,720
*	Biglari Holdings, Inc., Class B	2,505	175,325
	BJ’s Restaurants, Inc.	23,374	510,956
	Bloomin’ Brands, Inc.	77,475	933,574
*	Boot Barn Holdings, Inc.	47,452	875,964
	BorgWarner, Inc.	202,336	5,780,740
	Bowl America, Inc., Class A	2,839	28,390
	Boyd Gaming Corp.	57,508	959,809
*	Bright Horizons Family Solutions, Inc.	11,771	1,370,733
	Brinker International, Inc.	12,255	285,296
	Brunswick Corp.	61,906	2,954,154
	Buckle, Inc. (The)	9,525	145,828
*	Build-A-Bear Workshop, Inc.	31,058	78,887
*	Burlington Stores, Inc.	4,680	854,989
#*	Caesars Entertainment Corp.	23,822	230,121
	Caleres, Inc.	41,881	339,655
	Callaway Golf Co.	159,564	2,284,956
#	Camping World Holdings, Inc., Class A	10,608	94,093

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings, Ltd.	4,316	$65,819
#*	CarMax, Inc.	26,562	1,956,291
#	Carnival Corp.	59,286	942,647
	Carriage Services, Inc.	35,253	529,500
#*	Carrols Restaurant Group, Inc.	41,335	150,873
	Carter’s, Inc.	20,090	1,571,038
#*	Carvana Co.	2,289	183,372
	Cato Corp. (The), Class A	27,216	306,452
*	Cavco Industries, Inc.	10,465	1,618,726
*	Century Communities, Inc.	40,011	857,036
#	Cheesecake Factory, Inc. (The)	46,967	1,046,894
#*	Chegg, Inc.	7,692	328,833
	Chico’s FAS, Inc.	331,493	497,240
#	Children’s Place, Inc. (The)	17,617	520,759
*	Chipotle Mexican Grill, Inc.	1,644	1,444,336
#	Choice Hotels International, Inc.	8,184	614,209
	Churchill Downs, Inc.	2,565	257,064
*	Chuy’s Holdings, Inc.	14,866	249,154
	Citi Trends, Inc.	8,687	98,684
	Clarus Corp.	42,250	451,230
	Collectors Universe, Inc.	4,977	109,345
#	Columbia Sportswear Co.	32,436	2,364,260
*	Conn’s, Inc.	34,899	235,917
*	Container Store Group, Inc. (The)	9,288	19,505
	Cooper Tire & Rubber Co.	35,518	752,626
*	Cooper-Standard Holdings, Inc.	20,400	262,140
	Core-Mark Holding Co., Inc.	62,782	1,804,355
#	Cracker Barrel Old Country Store, Inc.	8,139	792,739
*	Crocs, Inc.	98,277	2,383,217
	Crown Crafts, Inc.	2,196	10,914
	Culp, Inc.	14,867	105,704
	Dana, Inc.	142,450	1,638,175
	Darden Restaurants, Inc.	24,521	1,809,405
#	Dave & Buster’s Entertainment, Inc.	36,920	540,509
#*	DavidsTea, Inc.	12,635	11,245
*	Deckers Outdoor Corp.	10,226	1,521,220
*	Del Taco Restaurants, Inc.	44,913	264,088
#*	Delphi Technologies P.L.C.	35,956	359,200
*	Delta Apparel, Inc.	12,387	159,545
*	Denny’s Corp.	29,926	337,266
#	Designer Brands, Inc., Class A	77,311	490,925
*	Destination XL Group, Inc.	74,081	28,721
#	Dick’s Sporting Goods, Inc.	71,330	2,096,389
#	Dillard’s, Inc., Class A	46,404	1,367,990
#	Dine Brands Global, Inc.	14,022	622,437
*	Dixie Group, Inc. (The)	9,314	7,265
	Dollar General Corp.	16,588	2,907,876
*	Dollar Tree, Inc.	32,168	2,562,825
	Domino’s Pizza, Inc.	7,400	2,678,282
*	Dorman Products, Inc.	50,202	3,166,742
	DR Horton, Inc.	140,718	6,644,704
#*	Drive Shack, Inc.	67,907	89,637
	Dunkin’ Brands Group, Inc.	17,333	1,089,206
	eBay, Inc.	38,237	1,522,980
	Educational Development Corp.	6,574	32,870
*	El Pollo Loco Holdings, Inc.	35,651	436,012
#*	Eldorado Resorts, Inc.	28,545	612,005
*	Emerson Radio Corp.	22,180	16,635
	Escalade, Inc.	17,024	145,555

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	36,363	$411,266
*	Etsy, Inc.	4,577	296,910
	Expedia Group, Inc.	22,207	1,576,253
#*	Express, Inc.	62,381	129,129
	Extended Stay America, Inc.	132,740	1,442,884
*	Fiesta Restaurant Group, Inc.	16,154	117,520
*	Five Below, Inc.	17,117	1,543,269
*	Flanigan’s Enterprises, Inc.	300	4,200
	Flexsteel Industries, Inc.	9,611	92,266
#*	Floor & Decor Holdings, Inc., Class A	11,437	484,929
	Foot Locker, Inc.	59,843	1,533,776
	Ford Motor Co.	1,502,364	7,647,033
#*	Fossil Group, Inc.	59,051	233,842
*	Fox Factory Holding Corp.	32,010	1,632,830
*	frontdoor, Inc.	17,385	672,973
*	Full House Resorts, Inc.	19,188	29,550
#	GameStop Corp., Class A	76,274	437,050
#	Gap, Inc. (The)	166,424	1,351,363
	Garmin, Ltd.	22,692	1,841,683
*	Garrett Motion, Inc.	2,292	12,491
	General Motors Co.	212,615	4,739,188
*	Genesco, Inc.	14,308	270,850
	Gentex Corp.	187,260	4,539,182
*	Gentherm, Inc.	56,063	2,098,999
	Genuine Parts Co.	18,852	1,494,587
*	G-III Apparel Group, Ltd.	45,437	514,801
	Goodyear Tire & Rubber Co. (The)	252,995	1,813,974
	Graham Holdings Co., Class B	6,006	2,342,400
*	Grand Canyon Education, Inc.	24,353	2,094,845
*	Green Brick Partners, Inc.	22,902	204,057
	Group 1 Automotive, Inc.	36,175	2,047,143
#*	GrubHub, Inc.	18,325	875,752
	Guess?, Inc.	67,880	634,678
#	H&R Block, Inc.	20,493	341,208
	Hamilton Beach Brands Holding Co., Class A	17,718	233,700
#	Hanesbrands, Inc.	54,785	544,563
#	Harley-Davidson, Inc.	86,941	1,897,922
	Hasbro, Inc.	9,400	678,774
	Haverty Furniture Cos., Inc.	35,647	482,304
	Haverty Furniture Cos., Inc., Class A	1,796	23,644
*	Helen of Troy, Ltd.	25,291	4,154,805
#*	Hibbett Sports, Inc.	53,649	827,804
*	Hilton Grand Vacations, Inc.	52,946	1,090,688
	Hooker Furniture Corp.	14,397	215,811
#*	Horizon Global Corp.	26,431	50,219
*	Houghton Mifflin Harcourt Co.	118,946	190,314
*	Hudson, Ltd., Class A	9,080	44,492
#	Hyatt Hotels Corp., Class A	26,200	1,474,012
*	Installed Building Products, Inc.	14,863	732,895
#	International Game Technology P.L.C.	102,105	769,872
#*	iRobot Corp.	10,474	638,495
*	J Alexander’s Holdings, Inc.	13,620	72,050
#*	J. Jill, Inc.	17,269	7,864
#	Jack in the Box, Inc.	6,082	366,745
#*	JAKKS Pacific, Inc.	74,455	58,819
#*	JC Penney Co., Inc.	71,171	18,077
	Johnson Outdoors, Inc., Class A	15,583	1,065,254
*	K12, Inc.	76,964	1,747,852
	KB Home	83,390	2,188,154

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl’s Corp.	114,994	$2,122,789
#*	Kontoor Brands, Inc.	7,285	141,402
*	Koss Corp.	4,404	5,945
	L Brands, Inc.	12,813	152,347
#*	Lakeland Industries, Inc.	7,500	102,150
#*	Lands’ End, Inc.	8,485	72,207
	Las Vegas Sands Corp.	2,729	131,047
*	Laureate Education, Inc., Class A	19,636	185,953
	La-Z-Boy, Inc.	76,119	1,784,991
	LCI Industries	33,919	2,941,456
*	Leaf Group, Ltd.	23,384	33,907
	Lear Corp.	58,356	5,698,463
	Leggett & Platt, Inc.	29,330	1,030,363
	Lennar Corp., Class A	88,021	4,407,211
	Lennar Corp., Class B	10,683	407,556
#*	LGI Homes, Inc.	28,546	1,729,317
#*	Libbey, Inc.	47,045	54,102
	Lifetime Brands, Inc.	21,546	122,812
*	Lincoln Educational Services Corp.	12,212	30,530
*	Lindblad Expeditions Holdings, Inc.	5,561	37,147
*	Liquidity Services, Inc.	41,333	206,665
#	Lithia Motors, Inc., Class A	37,932	4,193,762
*	LKQ Corp.	249,592	6,526,831
*	Luby’s, Inc.	152,905	128,440
*	M/I Homes, Inc.	42,211	1,074,692
#	Macy’s, Inc.	362,997	2,127,162
*	Malibu Boats, Inc., Class A	20,083	690,454
	Marine Products Corp.	15,913	154,674
*	MarineMax, Inc.	45,197	651,289
	Marriott Vacations Worldwide Corp.	35,897	2,979,451
*	MasterCraft Boat Holdings, Inc.	19,251	201,173
#*	Mattel, Inc.	35,692	311,234
	McDonald’s Corp.	2,590	485,780
	MDC Holdings, Inc.	85,889	2,512,253
»	Media General, Inc.	38,825	3,669
*	Meritage Homes Corp.	87,210	4,583,758
	MGM Resorts International	101,816	1,713,563
*	Modine Manufacturing Co.	61,540	284,930
*	Mohawk Industries, Inc.	47,011	4,123,805
*	Monarch Casino & Resort, Inc.	5,624	187,504
#*	Monitronics International, Inc.	1,498	8,239
#	Monro, Inc.	39,614	2,198,181
*	Motorcar Parts of America, Inc.	22,904	325,924
	Movado Group, Inc.	19,894	205,107
*	Murphy USA, Inc.	63,703	6,803,480
	Nathan’s Famous, Inc.	4,306	242,299
*	National Vision Holdings, Inc.	45,424	1,203,736
*	Nautilus, Inc.	35,967	233,426
*	New Home Co., Inc. (The)	30,592	69,750
	Newell Brands, Inc.	383,690	5,325,617
	Nobility Homes, Inc.	1,284	26,964
#	Nordstrom, Inc.	26,273	493,407
#*	Norwegian Cruise Line Holdings, Ltd.	70,175	1,150,870
*	NVR, Inc.	770	2,387,000
	Office Depot, Inc.	369,039	819,267
#*	Ollie’s Bargain Outlet Holdings, Inc.	26,800	1,819,988
#	Oxford Industries, Inc.	27,032	1,133,181
	P&F Industries, Inc., Class A	2,014	9,264
	Papa John’s International, Inc.	7,165	515,307

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Party City Holdco, Inc.	8,246	$6,255
#*	Penn National Gaming, Inc.	54,526	971,653
#	Penske Automotive Group, Inc.	101,131	3,638,693
*	Perdoceo Education Corp.	94,179	1,224,327
#	PetMed Express, Inc.	15,853	627,303
*	Planet Fitness, Inc., Class A	16,244	980,001
*	Playa Hotels & Resorts NV	71,600	176,852
	Polaris, Inc.	9,939	704,973
	Pool Corp.	6,062	1,283,083
*	Potbelly Corp.	28,632	98,780
	PulteGroup, Inc.	225,829	6,384,186
	PVH Corp.	40,828	2,009,962
*	QEP Co., Inc.	1,500	14,280
*	Quotient Technology Inc.	69,504	499,039
*	Qurate Retail, Inc.	132,620	1,068,254
	Ralph Lauren Corp.	47,832	3,529,045
	RCI Hospitality Holdings, Inc.	20,006	250,675
#*	Red Lion Hotels Corp.	26,660	42,923
*	Red Robin Gourmet Burgers, Inc.	15,644	228,872
	Red Rock Resorts, Inc., Class A	3,000	32,880
#*	Regis Corp.	43,079	535,041
	Rent-A-Center, Inc.	51,314	1,021,405
*	RH	9,372	1,347,506
	Rocky Brands, Inc.	9,423	202,123
#	Royal Caribbean Cruises, Ltd.	19,307	902,988
*	RTW RetailWinds, Inc.	43,332	13,515
*	Rubicon Project, Inc. (The)	117,891	845,278
	Ruth’s Hospitality Group, Inc.	46,325	521,388
#*	Sally Beauty Holdings, Inc.	17,750	172,353
#*	Scientific Games Corp., Class A	24,010	302,766
*	SeaWorld Entertainment, Inc.	48,406	711,084
*	Select Interior Concepts, Inc., Class A	1,700	5,440
	Service Corp. International	42,272	1,553,073
*	ServiceMaster Global Holdings, Inc.	69,923	2,380,878
#*	Shake Shack, Inc., Class A	11,445	623,867
*	Shiloh Industries, Inc.	29,849	33,132
#	Shoe Carnival, Inc.	25,961	613,199
	Shutterstock, Inc.	15,749	598,462
#	Signet Jewelers, Ltd.	63,404	637,844
	Six Flags Entertainment Corp.	16,495	330,065
*	Skechers U.S.A., Inc., Class A	113,986	3,212,125
*	Skyline Champion Corp.	58,121	1,145,565
*	Sleep Number Corp.	29,800	891,020
#	Sonic Automotive, Inc., Class A	76,984	1,649,767
*	Sonos, Inc.	15,431	157,705
*	Sportsman’s Warehouse Holdings, Inc.	30,710	219,884
*	Stamps.com, Inc.	17,976	2,845,062
	Standard Motor Products, Inc.	38,561	1,569,047
#	Steven Madden, Ltd.	80,817	2,026,082
*	Stoneridge, Inc.	56,630	1,134,299
	Strategic Education, Inc.	26,555	4,230,211
	Strattec Security Corp.	4,867	79,332
	Superior Group of Cos, Inc.	19,299	168,287
	Superior Industries International, Inc.	38,359	54,086
*	Sypris Solutions, Inc.	14,157	10,193
*	Tandy Leather Factory, Inc.	17,438	69,229
	Tapestry, Inc.	168,238	2,503,381
	Target Corp.	50,014	5,488,536
*	Taylor Morrison Home Corp.	131,631	1,915,231

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tempur Sealy International, Inc.	13,378	$719,068
#	Tenneco, Inc., Class A	62,285	323,259
*	Tesla, Inc.	502	392,504
	Texas Roadhouse, Inc.	39,134	1,842,820
#	Thor Industries, Inc.	22,804	1,509,625
	Tiffany & Co.	15,364	1,943,546
	Tilly’s, Inc., Class A	26,988	158,959
	Toll Brothers, Inc.	113,902	2,735,926
*	TopBuild Corp.	41,972	3,911,371
#*	Town Sports International Holdings, Inc.	12,510	7,460
	Tractor Supply Co.	17,500	1,775,025
*	TravelCenters of America, Inc.	10,101	111,212
*	TRI Pointe Group, Inc.	170,198	1,953,873
#*	Tuesday Morning Corp.	22,128	16,043
	Tupperware Brands Corp.	818	2,634
#*	Turtle Beach Corp.	2,487	24,447
*	Ulta Beauty, Inc.	10,973	2,391,236
#*	Under Armour, Inc., Class A	16,694	173,951
*	Under Armour, Inc., Class C	23,767	220,320
*	Unifi, Inc.	22,414	231,985
*	Unique Fabricating, Inc.	4,543	14,765
*	Universal Electronics, Inc.	18,436	761,038
*	Universal Technical Institute, Inc.	31,074	199,806
*	Urban Outfitters, Inc.	117,678	2,040,537
	Vail Resorts, Inc.	5,219	892,449
#*	Veoneer, Inc.	10,674	104,392
*	Vera Bradley, Inc.	33,248	183,196
	VF Corp.	13,052	758,321
*	Vince Holding Corp.	1,700	10,149
*	Vista Outdoor, Inc.	69,897	707,358
#*	Visteon Corp.	24,210	1,459,863
*	VOXX International Corp.	39,126	185,457
#*	Wayfair, Inc., Class A	300	37,212
	Wendy’s Co. (The)	73,269	1,455,122
	Weyco Group, Inc.	11,380	216,561
#	Whirlpool Corp.	37,107	4,146,336
	Williams-Sonoma, Inc.	57,104	3,531,311
	Wingstop, Inc.	12,474	1,462,826
	Winmark Corp.	3,672	550,800
	Winnebago Industries, Inc.	58,248	2,584,464
	Wolverine World Wide, Inc.	99,634	2,041,501
*	WW International, Inc.	6,975	177,932
	Wyndham Destinations, Inc.	18,662	477,187
	Wyndham Hotels & Resorts, Inc.	29,440	1,110,182
	Wynn Resorts, Ltd.	10,578	904,736
#*	YETI Holdings, Inc.	5,202	143,627
#*	ZAGG, Inc.	36,042	118,939
*	Zovio, Inc.	59,551	108,383
*	Zumiez, Inc.	45,269	956,987

TOTAL CONSUMER DISCRETIONARY			362,924,691

CONSUMER STAPLES — (4.5%)
	Alico, Inc.	10,214	299,372
	Altria Group, Inc.	17,674	693,704
	Andersons, Inc. (The)	40,779	692,020
	Archer-Daniels-Midland Co.	135,507	5,032,730
#	B&G Foods, Inc.	107,792	2,093,321
*	BJ’s Wholesale Club Holdings, Inc.	6,460	169,963
#*	Boston Beer Co., Inc. (The), Class A	4,803	2,240,648

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Bridgford Foods Corp.	4,114	$74,957
	Bunge, Ltd.	114,831	4,555,346
	Calavo Growers, Inc.	11,046	640,668
#	Cal-Maine Foods, Inc.	51,948	2,156,361
	Campbell Soup Co.	13,919	695,672
	Casey’s General Stores, Inc.	17,684	2,677,534
*	Central Garden & Pet Co.	20,939	689,731
*	Central Garden & Pet Co., Class A	55,588	1,690,431
*	Chefs’ Warehouse, Inc. (The)	36,590	515,187
	Church & Dwight Co., Inc.	20,030	1,401,900
	Coca-Cola Consolidated, Inc.	8,611	2,027,632
*	Coffee Holding Co., Inc.	1,900	5,491
	Conagra Brands, Inc.	85,398	2,855,709
	Constellation Brands, Inc., Class A	9,086	1,496,373
	Constellation Brands, Inc., Class B	1,214	191,612
	Costco Wholesale Corp.	6,748	2,044,644
	Coty, Inc., Class A	315,206	1,717,873
#*	Craft Brew Alliance, Inc.	50,166	757,507
*	Darling Ingredients, Inc.	223,101	4,593,650
*	Dean Foods Co.	140,983	11,138
*	Edgewell Personal Care Co.	76,503	2,112,248
	Energizer Holdings, Inc.	4,420	172,203
*	Farmer Bros Co.	20,871	192,848
	Flowers Foods, Inc.	126,752	2,824,035
	Fresh Del Monte Produce, Inc.	77,647	2,213,716
*	Freshpet Inc.	2,262	170,577
	General Mills, Inc.	16,200	970,218
*	Hain Celestial Group, Inc. (The)	17,672	456,644
#*	Herbalife Nutrition, Ltd.	24,490	914,701
#	Hormel Foods Corp.	45,106	2,113,216
*	Hostess Brands, Inc.	141,962	1,706,383
#	Ingles Markets, Inc., Class A	24,913	1,017,198
	Ingredion, Inc.	32,717	2,656,620
	Inter Parfums, Inc.	39,388	1,760,250
#	J&J Snack Foods Corp.	17,267	2,193,427
	JM Smucker Co. (The)	34,357	3,947,963
	John B. Sanfilippo & Son, Inc.	14,738	1,210,432
	Kellogg Co.	12,152	795,956
#	Keurig Dr Pepper, Inc.	22,142	585,877
	Kraft Heinz Co. (The)	55,793	1,692,202
	Kroger Co. (The)	77,932	2,463,430
	Lamb Weston Holdings, Inc.	5,072	311,218
	Lancaster Colony Corp.	8,895	1,197,534
*	Landec Corp.	46,500	518,475
*	Lifevantage Corp.	2,000	31,000
*	Lifeway Foods, Inc.	6,493	17,206
#	Limoneira Co.	21,517	287,252
	Mannatech, Inc.	2,569	27,617
	McCormick & Co., Inc.	1,064	166,590
	McCormick & Co., Inc. Non-Voting	11,755	1,843,654
#	Medifast, Inc.	18,619	1,412,810
#	MGP Ingredients, Inc.	23,542	888,240
	Molson Coors Beverage Co., Class B	67,895	2,784,374
	Molson Coors Brewing Co., Class A	534	32,454
	Mondelez International, Inc., Class A	87,238	4,487,523
*	Monster Beverage Corp.	7,200	445,032
#*	National Beverage Corp.	8,382	421,028
*	Natura & Co. Holding SA, ADR	33,514	436,017
*	Natural Alternatives International, Inc.	8,015	55,303

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	21,956	$247,444
#	Natural Health Trends Corp.	995	4,139
*	Nature’s Sunshine Products, Inc.	20,833	183,330
	Nu Skin Enterprises, Inc., Class A	31,455	918,801
	Oil-Dri Corp. of America	7,273	271,937
*	Performance Food Group Co.	20,843	611,742
	Philip Morris International, Inc.	34,225	2,553,185
*	Pilgrim’s Pride Corp.	80,388	1,768,536
*	Post Holdings, Inc.	67,110	6,164,053
	PriceSmart, Inc.	38,459	2,443,685
	Procter & Gamble Co. (The)	116,144	13,689,893
#*	Pyxus International, Inc.	11,690	30,628
#*	Revlon, Inc., Class A	9,621	128,152
#*	Rite Aid Corp.	3,815	54,669
	Rocky Mountain Chocolate Factory, Inc.	5,450	25,233
*	S&W Seed Co.	14,868	28,844
	Sanderson Farms, Inc.	26,964	3,670,879
	Seaboard Corp.	535	1,610,938
*	Seneca Foods Corp., Class A	13,520	486,450
*	Seneca Foods Corp., Class B	1,251	47,550
*	Simply Good Foods Co. (The)	74,455	1,403,477
	SpartanNash Co.	44,203	758,081
	Spectrum Brands Holdings, Inc.	25,108	1,081,150
*	Sprouts Farmers Market, Inc.	64,713	1,344,736
	Sysco Corp.	2,740	154,180
*	Tofutti Brands, Inc.	799	1,270
#	Tootsie Roll Industries, Inc.	23,012	808,412
*	TreeHouse Foods, Inc.	68,422	3,539,470
	Turning Point Brands, Inc.	539	12,559
	Tyson Foods, Inc., Class A	121,961	7,584,755
*	United Natural Foods, Inc.	61,445	653,775
	United-Guardian, Inc.	1,872	27,238
	Universal Corp.	37,395	1,808,796
*	US Foods Holding Corp.	67,152	1,443,768
*	USANA Health Sciences, Inc.	19,931	1,778,244
	Vector Group, Ltd.	33,478	358,215
*	Veru, Inc.	14,000	45,220
	Village Super Market, Inc., Class A	10,832	260,293
	Walgreens Boots Alliance, Inc.	79,900	3,458,871
	Walmart, Inc.	76,857	9,341,968
#	WD-40 Co.	7,242	1,262,136
	Weis Markets, Inc.	37,487	1,875,475

TOTAL CONSUMER STAPLES			163,496,822

ENERGY — (4.6%)
	Adams Resources & Energy, Inc.	5,130	143,307
	Amplify Energy Corp.	4,800	6,336
#*	Antero Resources Corp.	131,175	390,901
	Apache Corp.	132,477	1,732,799
#*	Apergy Corp.	65,882	606,773
#	Arch Coal, Inc., Class A	18,287	533,798
	Archrock, Inc.	183,170	881,048
	Ardmore Shipping Corp.	11,393	74,966
*	Aspen Aerogels, Inc.	32,024	179,334
	Baker Hughes Co.	207,187	2,890,259
	Berry Corp.	25,575	87,722
#*	Bonanza Creek Energy, Inc.	25,110	438,421
	Cabot Oil & Gas Corp.	54,997	1,189,035
	Cactus, Inc., Class A	3,676	65,359

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	California Resources Corp.	24,490	$68,572
#*	Callon Petroleum Co.	822,852	773,234
#*	Centennial Resource Development, Inc., Class A	137,519	162,272
*	Cheniere Energy, Inc.	10,173	474,977
	Chevron Corp.	225,687	20,763,204
	Cimarex Energy Co.	30,501	775,335
*	Clean Energy Fuels Corp.	172,150	370,983
*	CNX Resources Corp.	220,578	2,338,127
	Concho Resources, Inc.	59,391	3,368,658
	ConocoPhillips	107,579	4,529,076
*	CONSOL Energy, Inc.	31,528	239,298
#*	Contango Oil & Gas Co.	80,719	164,667
#	Continental Resources, Inc.	24,057	394,294
	Core Laboratories NV	9,108	178,608
	CVR Energy, Inc.	49,655	1,184,272
*	Dawson Geophysical Co.	55,535	70,529
#	Delek US Holdings, Inc.	89,279	2,084,665
#*	Denbury Resources, Inc.	447,870	159,218
	Devon Energy Corp.	73,631	918,179
	DHT Holdings, Inc.	283,715	2,059,771
#*	Diamond Offshore Drilling, Inc.	153,726	36,110
	Diamondback Energy, Inc.	11,659	507,633
#	DMC Global, Inc.	22,503	580,802
*	Dorian LPG, Ltd.	38,466	365,042
*	Dril-Quip, Inc.	60,554	2,006,154
#*	Earthstone Energy, Inc., Class A	8,839	20,418
#	EnLink Midstream LLC	130,369	289,419
	EOG Resources, Inc.	81,723	3,882,660
	EQT Corp.	172,397	2,515,272
#	Equitrans Midstream Corp.	32,467	272,073
*	Era Group, Inc.	20,973	107,382
	Evolution Petroleum Corp.	40,094	119,079
*	Exterran Corp.	39,765	270,402
#*	Extraction Oil & Gas, Inc.	153,609	81,351
	Exxon Mobil Corp.	322,441	14,983,833
*	Forum Energy Technologies, Inc.	182,451	78,454
*	Frank’s International NV	184,259	447,749
	GasLog, Ltd.	86,503	399,644
*	Geospace Technologies Corp.	14,980	93,026
#*	Goodrich Petroleum Corp.	10,368	88,232
#	Green Plains, Inc.	46,595	273,513
*	Gulf Island Fabrication, Inc.	18,642	56,299
#*	Gulfport Energy Corp.	375,612	959,689
	Hallador Energy Co.	41,466	31,585
	Halliburton Co.	59,685	626,692
*	Helix Energy Solutions Group, Inc.	182,498	463,545
	Helmerich & Payne, Inc.	60,160	1,189,363
	Hess Corp.	127,761	6,214,295
#*	HighPoint Resources Corp.	64,108	21,258
	HollyFrontier Corp.	169,076	5,586,271
	International Seaways, Inc.	25,592	619,326
#*	ION Geophysical Corp.	1,939	3,917
	Kinder Morgan, Inc.	164,058	2,498,603
#*	KLX Energy Services Holdings, Inc.	26,622	34,609
	Kosmos Energy, Ltd.	181,561	299,576
#*	Laredo Petroleum, Inc.	427,684	466,176
#	Liberty Oilfield Services, Inc., Class A	24,645	116,324
*	Lonestar Resources US, Inc., Class A	62,810	47,516
#	Mammoth Energy Services, Inc.	20,838	17,504

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	326,661	$1,999,165
	Marathon Petroleum Corp.	111,784	3,586,031
#*	Matador Resources Co.	140,780	991,091
*	Matrix Service Co.	37,945	396,146
*	Mitcham Industries, Inc.	31,350	30,096
#*	Montage Resources Corp.	9,192	62,781
#	Murphy Oil Corp.	185,525	2,200,326
#	Nabors Industries, Ltd.	20,711	305,074
	NACCO Industries, Inc., Class A	9,759	343,029
	National Oilwell Varco, Inc.	170,890	2,160,050
*	Natural Gas Services Group, Inc.	11,623	73,806
#*	NCS Multistage Holdings, Inc.	13,479	9,031
*	Newpark Resources, Inc.	62,867	96,186
*	NexTier Oilfield Solutions, Inc.	180,531	418,832
*	Noble Corp. P.L.C.	165,560	42,714
	Noble Energy, Inc.	89,134	874,405
#*	Northern Oil and Gas, Inc.	6,055	5,069
#*	Oasis Petroleum, Inc.	694,913	489,149
	Occidental Petroleum Corp.	66,322	1,100,945
*	Oceaneering International, Inc.	136,554	701,888
*	Oil States International, Inc.	81,117	279,042
	ONEOK, Inc.	20,431	611,500
	Panhandle Oil and Gas, Inc., Class A	19,797	85,721
*	Par Pacific Holdings, Inc.	64,732	629,195
	Parsley Energy, Inc., Class A	241,078	2,278,187
	Patterson-UTI Energy, Inc.	172,471	636,418
	PBF Energy, Inc., Class A	188,703	2,151,214
*	PDC Energy, Inc.	116,551	1,513,997
	Peabody Energy Corp.	117,292	397,620
#*	Penn Virginia Corp.	16,635	104,634
	Phillips 66	40,762	2,982,556
	Pioneer Natural Resources Co.	62,021	5,539,095
*	PrimeEnergy Resources Corp.	908	56,732
*	ProPetro Holding Corp.	118,861	503,971
	QEP Resources, Inc.	187,774	185,145
*	Quintana Energy Services, Inc.	1,700	1,632
#	Range Resources Corp.	291,240	1,697,929
#*	Renewable Energy Group, Inc.	90,120	2,235,877
*	REX American Resources Corp.	9,639	573,328
*	RigNet, Inc.	11,005	14,857
#*	Ring Energy, Inc.	82,748	74,581
#	RPC, Inc.	21,678	73,922
*	SandRidge Energy, Inc.	43,643	86,850
	Schlumberger, Ltd.	167,477	2,816,963
	Scorpio Tankers, Inc.	56,320	1,232,845
*	SEACOR Holdings, Inc.	31,780	898,103
*	SEACOR Marine Holdings, Inc.	20,581	64,419
*	Select Energy Services, Inc., Class A	47,597	228,466
#	SFL Corp., Ltd.	130,883	1,477,669
#*	SilverBow Resources, Inc.	3,866	20,915
#	SM Energy Co.	123,047	498,340
#*	Smart Sand, Inc.	17,717	14,705
#	Solaris Oilfield Infrastructure, Inc., Class A	24,660	168,674
*	Southwestern Energy Co.	837,300	2,704,479
*	Talos Energy, Inc.	48,155	548,485
	Targa Resources Corp.	78,976	1,023,529
	TechnipFMC P.L.C.	99,176	883,658
#*	Teekay Corp.	37,640	140,021
*	Teekay Tankers, Ltd., Class A	23,512	477,529

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	207,432	$100,874
*	Tidewater, Inc.	19,226	110,742
#*	Unit Corp.	1,271	430
#	US Silica Holdings, Inc.	90,532	173,821
#	Valaris P.L.C.	196,519	89,514
	Valero Energy Corp.	148,454	9,404,561
#*	W&T Offshore, Inc.	72,840	201,767
	Williams Cos., Inc. (The)	275,021	5,327,157
	World Fuel Services Corp.	65,394	1,634,850
*	WPX Energy, Inc.	412,369	2,527,822

TOTAL ENERGY			168,338,948

FINANCIALS — (21.2%)
	1st Constitution Bancorp	11,570	146,939
	1st Source Corp.	41,442	1,439,281
	ACNB Corp.	7,905	221,024
	Affiliated Managers Group, Inc.	9,891	691,974
	Aflac, Inc.	75,824	2,823,686
	Alleghany Corp.	5,549	2,961,557
	Allegiance Bancshares, Inc.	6,934	173,905
	Allstate Corp. (The)	41,222	4,193,102
	Ally Financial, Inc.	208,481	3,417,004
*	A-Mark Precious Metals, Inc.	6,646	98,361
*	Ambac Financial Group, Inc.	47,221	812,201
	American Equity Investment Life Holding Co.	95,098	1,998,960
	American Express Co.	42,837	3,908,876
	American Financial Group, Inc.	54,965	3,640,882
	American International Group, Inc.	64,822	1,648,423
	American National Bankshares, Inc.	9,865	263,889
	American National Insurance Co.	21,575	1,736,787
	American River Bankshares	1,900	17,879
	Ameriprise Financial, Inc.	18,132	2,084,092
	Ameris Bancorp	67,199	1,708,871
	AMERISAFE, Inc.	26,331	1,676,495
	AmeriServ Financial, Inc.	15,921	50,788
	Ames National Corp.	13,390	283,868
*	Arch Capital Group, Ltd.	174,912	4,203,135
	Ares Management Corp., Class A	4,739	158,993
	Argo Group International Holdings, Ltd.	40,803	1,442,794
	Arrow Financial Corp.	22,529	642,077
	Arthur J Gallagher & Co.	14,066	1,104,181
	Artisan Partners Asset Management, Inc., Class A	20,958	617,004
	Associated Banc-Corp.	168,664	2,384,909
#	Associated Capital Group, Inc., Class A	1,469	56,219
	Assurant, Inc.	44,325	4,709,088
	Assured Guaranty, Ltd.	100,469	2,986,943
*	Asta Funding, Inc.	1,515	17,559
*	Athene Holding, Ltd., Class A	102,058	2,755,566
	Atlantic American Corp.	5,179	9,270
*	Atlantic Capital Bancshares, Inc.	25,200	316,260
	Atlantic Union Bankshares Corp.	99,195	2,367,785
*	Atlanticus Holdings Corp.	19,831	319,279
	Auburn National BanCorp, Inc.	2,722	117,536
	Axis Capital Holdings, Ltd.	60,326	2,207,932
*	Axos Financial, Inc.	63,644	1,466,994
	Banc of California, Inc.	51,663	538,328
	BancFirst Corp.	43,213	1,664,133
*	Bancorp, Inc. (The)	46,575	324,628
	BancorpSouth Bank	135,396	2,963,818

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of America Corp.	616,771	$14,833,343
	Bank of Commerce Holdings	11,986	92,172
#	Bank of Hawaii Corp.	35,363	2,411,049
	Bank of Marin Bancorp	9,466	311,999
	Bank of New York Mellon Corp. (The)	105,745	3,969,667
	Bank of NT Butterfield & Son, Ltd. (The)	57,430	1,264,034
	Bank of South Carolina Corp.	3,898	64,512
	Bank OZK	52,678	1,191,576
	BankFinancial Corp.	35,242	291,451
	BankUnited, Inc.	112,600	2,230,606
	Bankwell Financial Group, Inc.	3,662	55,846
	Banner Corp.	55,096	2,117,339
	Bar Harbor Bankshares	14,642	269,120
*	Baycom Corp.	5,500	67,815
	BCB Bancorp, Inc.	10,545	106,715
*	Berkshire Hathaway, Inc., Class B	136,960	25,660,826
	Berkshire Hills Bancorp, Inc.	49,197	838,317
	BGC Partners, Inc., Class A	127,988	396,123
	BlackRock, Inc.	6,183	3,104,113
*	Blucora, Inc.	51,074	718,611
#	BOK Financial Corp.	50,377	2,609,025
	Boston Private Financial Holdings, Inc.	93,231	708,556
	Bridge Bancorp, Inc.	13,960	288,832
*	Bridgewater Bancshares, Inc.	1,700	17,221
*	Brighthouse Financial, Inc.	15,892	408,583
*	BrightSphere Investment Group P.L.C.	24,798	183,753
	Brookline Bancorp, Inc.	128,070	1,307,595
	Brown & Brown, Inc.	55,904	2,007,513
	Bryn Mawr Bank Corp.	25,831	752,070
	Byline Bancorp, Inc.	5,600	68,992
	C&F Financial Corp.	4,203	149,459
	Cadence BanCorp	132,908	879,851
#*	Calamos Asset Management, Inc., Class A	22,334	0
	California First National Bancorp	6,388	93,009
#	Cambridge Bancorp	2,984	166,448
	Camden National Corp.	22,468	735,827
*	Cannae Holdings, Inc.	91,910	2,899,760
	Capital City Bank Group, Inc.	23,672	521,731
	Capital One Financial Corp.	57,926	3,751,288
	Capitol Federal Financial, Inc.	263,225	3,156,068
	Capstar Financial Holdings, Inc.	2,201	25,113
	Carolina Financial Corp.	29,237	989,088
	Cathay General Bancorp	99,933	2,790,129
	Cboe Global Markets, Inc.	12,636	1,255,766
	CBTX, Inc.	10,878	196,457
	CCUR Holdings, Inc.	7,430	25,819
	CenterState Bank Corp.	142,802	2,483,327
	Central Pacific Financial Corp.	40,073	700,877
	Central Valley Community Bancorp	4,680	68,468
	Century Bancorp, Inc., Class A	6,365	475,402
	Charles Schwab Corp. (The)	31,812	1,199,949
	Chemung Financial Corp.	3,608	88,396
	Chubb, Ltd.	31,930	3,448,759
	Cincinnati Financial Corp.	69,592	4,579,154
	CIT Group, Inc.	91,315	1,733,159
	Citigroup, Inc.	127,830	6,207,425
	Citizens & Northern Corp.	5,780	103,346
	Citizens Community Bancorp, Inc.	4,408	33,942
	Citizens Financial Group, Inc.	97,760	2,188,846

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens Holding Co.	2,806	$56,962
#*	Citizens, Inc.	46,149	256,588
	City Holding Co.	23,364	1,579,173
	Civista Bancshares, Inc.	12,586	192,943
	CME Group, Inc.	17,214	3,067,707
	CNA Financial Corp.	18,368	580,061
	CNB Financial Corp.	15,777	279,884
	CNO Financial Group, Inc.	235,316	3,308,543
*	Coastal Financial Corp.	800	10,504
	Codorus Valley Bancorp, Inc.	8,409	118,146
	Cohen & Steers, Inc.	29,832	1,722,500
	Colony Bankcorp, Inc.	5,499	69,287
	Columbia Banking System, Inc.	68,564	1,850,542
*	Columbia Financial, Inc.	43,020	608,948
	Comerica, Inc.	55,683	1,941,109
#	Commerce Bancshares, Inc.	61,542	3,765,755
	Commercial National Financial Corp.	1,413	23,880
	Community Bank System, Inc.	64,199	4,011,796
	Community Bankers Trust Corp.	24,209	135,328
	Community Financial Corp. (The)	6,638	154,002
*	Community First Bancshares, Inc.	3,000	21,510
	Community Trust Bancorp, Inc.	24,488	830,143
	Community West Bancshares	2,872	19,846
	ConnectOne Bancorp, Inc.	44,300	661,842
*	Consumer Portfolio Services, Inc.	67,439	199,619
#	County Bancorp, Inc.	7,540	147,030
	Cowen, Inc., Class A	18,912	207,086
	Crawford & Co., Class A	58,663	417,681
	Crawford & Co., Class B	38,504	254,126
#*	Credit Acceptance Corp.	5,937	1,849,791
#	Cullen/Frost Bankers, Inc.	31,576	2,269,051
*	Customers Bancorp, Inc.	27,215	347,263
	CVB Financial Corp.	149,206	3,101,247
	Diamond Hill Investment Group, Inc.	5,286	579,134
	Dime Community Bancshares, Inc.	69,392	1,140,111
	Discover Financial Services	62,205	2,672,949
	Donegal Group, Inc., Class A	48,314	691,856
	Donegal Group, Inc., Class B	3,821	51,392
*	Donnelley Financial Solutions, Inc.	35,535	258,695
	E*TRADE Financial Corp.	63,156	2,564,765
	Eagle Bancorp Montana, Inc.	7,714	134,224
	Eagle Bancorp, Inc.	32,683	1,146,520
	East West Bancorp, Inc.	61,667	2,162,662
	Eaton Vance Corp.	28,293	1,038,353
*	eHealth, Inc.	13,573	1,448,239
*	Elevate Credit, Inc.	4,500	8,415
	Elmira Savings Bank	1,680	22,260
	Emclaire Financial Corp.	500	11,000
	Employers Holdings, Inc.	57,548	1,747,733
#*	Encore Capital Group, Inc.	39,705	1,031,536
*	Enova International, Inc.	74,883	1,201,123
*	Enstar Group, Ltd.	15,614	2,258,097
	Enterprise Bancorp, Inc.	6,505	157,096
	Enterprise Financial Services Corp.	30,275	930,654
	Equitable Holdings, Inc.	255,122	4,673,835
*	Equity Bancshares, Inc., Class A	10,114	189,536
	Erie Indemnity Co., Class A	7,683	1,368,035
*	Esquire Financial Holdings, Inc.	826	13,563
	ESSA Bancorp, Inc.	11,606	139,272

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Essent Group, Ltd.	36,623	$1,000,540
	Evans Bancorp, Inc.	4,676	129,853
	Evercore, Inc., Class A	18,978	979,265
	Everest Re Group, Ltd.	19,038	3,296,049
#*	EZCORP, Inc., Class A	54,621	305,878
#	FactSet Research Systems, Inc.	4,329	1,190,475
#	Farmers & Merchants Bancorp, Inc.	2,553	61,272
	Farmers National Banc Corp.	15,024	186,147
	Fauquier Bankshares, Inc.	840	12,340
	FB Financial Corp.	32,233	720,085
	FBL Financial Group, Inc., Class A	28,691	1,121,244
	Federal Agricultural Mortgage Corp., Class A	987	61,475
	Federal Agricultural Mortgage Corp., Class C	13,576	904,569
	Federated Hermes, Inc., Class B	61,326	1,396,393
	FedNat Holding Co.	15,395	186,587
#	Fidelity D&D Bancorp, Inc.	50	1,929
	Fidelity National Financial, Inc.	164,662	4,454,107
	Fifth Third Bancorp	263,905	4,932,384
	Financial Institutions, Inc.	17,980	347,913
*	First Acceptance Corp.	27,407	21,512
	First American Financial Corp.	124,802	5,755,868
	First Bancorp	40,386	1,073,864
	First BanCorp	330,930	1,929,322
	First Bancorp, Inc.	11,947	261,639
	First Bancshares, Inc.	700	9,538
	First Bancshares, Inc. (The)	4,666	92,947
	First Bank	10,678	84,570
	First Busey Corp.	58,877	1,084,514
	First Business Financial Services, Inc.	11,680	200,662
	First Capital, Inc.	2,700	134,595
	First Choice Bancorp	1,433	21,810
	First Citizens BancShares, Inc., Class A	10,952	4,183,664
	First Commonwealth Financial Corp.	167,661	1,596,133
	First Community Bancshares, Inc.	24,930	587,600
	First Community Corp.	10,126	156,953
	First Defiance Financial Corp.	48,360	840,497
	First Financial Bancorp	92,529	1,423,096
#	First Financial Bankshares, Inc.	83,831	2,334,693
	First Financial Corp.	13,801	490,212
	First Financial Northwest, Inc.	19,410	190,606
	First Foundation, Inc.	38,320	527,283
#	First Guaranty Bancshares, Inc.	387	5,228
	First Hawaiian, Inc.	10,800	189,972
#	First Horizon National Corp.	336,572	3,056,074
	First Internet Bancorp	10,530	165,321
	First Interstate BancSystem, Inc., Class A	58,424	1,974,731
	First Merchants Corp.	79,488	2,250,305
	First Mid Bancshares, Inc.	3,878	103,543
	First Midwest Bancorp, Inc.	110,391	1,631,579
	First Northwest Bancorp	8,648	100,749
	First of Long Island Corp. (The)	21,178	334,401
	First Republic Bank	33,378	3,480,992
	First Savings Financial Group, Inc.	2,168	94,178
	First United Corp.	7,908	121,388
	First US Bancshares, Inc.	1,708	12,673
*	First Western Financial, Inc.	622	7,775
	FirstCash, Inc.	46,435	3,335,890
	Flagstar Bancorp, Inc.	99,543	2,579,159
	Flushing Financial Corp.	50,437	629,958

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FNB Corp.	350,854	$2,838,409
	Franklin Financial Network, Inc.	17,832	422,975
#	Franklin Resources, Inc.	72,725	1,370,139
	FS Bancorp, Inc.	3,189	133,779
	Fulton Financial Corp.	220,149	2,573,542
#*	FVCBankcorp, Inc.	4,482	51,588
#	GAIN Capital Holdings, Inc.	67,493	441,404
*	GAINSCO, Inc.	561	14,446
	GAMCO Investors, Inc., Class A	4,141	53,585
*	Genworth Financial, Inc., Class A	108,607	394,243
	German American Bancorp, Inc.	32,944	979,425
	Glacier Bancorp, Inc.	76,661	2,919,251
	Global Indemnity, Ltd.	16,069	395,137
	Globe Life, Inc.	40,559	3,339,628
	Goldman Sachs Group, Inc. (The)	25,630	4,701,055
*	Goosehead Insurance, Inc., Class A	3,567	200,251
*	Great Elm Capital Group, Inc.	14,407	27,517
	Great Southern Bancorp, Inc.	17,597	749,104
	Great Western Bancorp, Inc.	60,260	1,132,888
*	Green Dot Corp., Class A	36,636	1,117,398
	Greenhill & Co., Inc.	6,333	67,573
#*	Greenlight Capital Re, Ltd., Class A	31,889	207,916
	Guaranty Bancshares, Inc.	2,678	72,226
	Guaranty Federal Bancshares, Inc.	2,787	43,226
*	Hallmark Financial Services, Inc.	15,505	66,982
	Hamilton Lane, Inc., Class A	6,231	404,080
	Hancock Whitney Corp.	95,700	2,001,087
	Hanmi Financial Corp.	33,171	400,374
	Hanover Insurance Group, Inc. (The)	22,164	2,224,822
*	HarborOne Bancrop, Inc.	14,730	118,135
	Harleysville Financial Corp.	2,920	64,605
	Hartford Financial Services Group, Inc. (The)	173,532	6,592,481
	Hawthorn Bancshares, Inc.	6,246	113,677
	HCI Group, Inc.	23,797	991,145
	Heartland Financial USA, Inc.	51,429	1,747,043
#	Hennessy Advisors, Inc.	7,656	61,095
	Heritage Commerce Corp.	61,723	548,100
	Heritage Financial Corp.	39,011	782,171
	Heritage Insurance Holdings, Inc.	14,491	164,328
	Hilltop Holdings, Inc.	181,844	3,509,589
	Hingham Institution For Savings (The)	1,835	280,792
*	HMN Financial, Inc.	2,450	37,975
	Home Bancorp, Inc.	7,804	198,222
	Home BancShares, Inc.	170,735	2,617,368
	HomeStreet, Inc.	29,878	763,383
	HomeTrust Bancshares, Inc.	9,675	148,705
	Hope Bancorp, Inc.	185,300	1,843,735
	Horace Mann Educators Corp.	49,295	1,733,212
	Horizon Bancorp, Inc.	46,305	526,951
	Houlihan Lokey, Inc.	25,633	1,522,088
*	Howard Bancorp, Inc.	12,658	141,390
	Huntington Bancshares, Inc.	490,578	4,532,941
	IBERIABANK Corp.	65,083	2,698,341
	IF Bancorp, Inc.	779	12,854
	Independence Holding Co.	10,638	294,247
	Independent Bank Corp.	44,480	3,242,147
	Independent Bank Corp.	34,666	509,244
	Independent Bank Group, Inc.	44,350	1,344,249
#	Interactive Brokers Group, Inc., Class A	72,762	2,983,242

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	33,150	$2,965,267
	International Bancshares Corp.	84,565	2,451,539
*	INTL. FCStone, Inc.	30,647	1,224,654
	Invesco, Ltd.	171,277	1,476,408
	Investar Holding Corp.	8,973	112,611
	Investors Bancorp, Inc.	310,827	2,893,799
	Investors Title Co.	2,106	281,993
	James River Group Holdings, Ltd.	50,397	1,788,086
	Janus Henderson Group P.L.C.	96,620	1,729,498
	Jefferies Financial Group, Inc.	147,940	2,029,737
	JPMorgan Chase & Co.	340,661	32,621,697
	Kearny Financial Corp.	172,048	1,600,046
	Kemper Corp.	69,177	4,650,078
	Kentucky First Federal Bancorp	2,320	14,013
	KeyCorp	243,799	2,840,258
	Kingstone Cos., Inc.	8,849	43,360
	Kinsale Capital Group, Inc.	3,129	339,872
	KKR & Co., Inc., Class A	125,391	3,161,107
	Lake Shore Bancorp, Inc.	802	10,205
	Lakeland Bancorp, Inc.	67,530	755,661
	Lakeland Financial Corp.	37,698	1,595,756
	Landmark Bancorp, Inc.	4,163	91,461
	Lazard, Ltd., Class A	33,506	921,415
	LCNB Corp.	12,830	183,982
	Legg Mason, Inc.	110,258	5,494,156
#*	LendingClub Corp.	92,237	707,458
#*	LendingTree, Inc.	3,231	805,714
*	Limestone Bancorp, Inc.	1,669	20,445
	Lincoln National Corp.	101,051	3,584,279
	Live Oak Bancshares, Inc.	36,024	502,535
	Loews Corp.	80,098	2,776,197
	LPL Financial Holdings, Inc.	33,177	1,997,919
	Luther Burbank Corp.	900	9,684
	M&T Bank Corp.	46,861	5,252,181
	Macatawa Bank Corp.	38,655	296,870
	Mackinac Financial Corp.	7,896	81,487
*	Magyar Bancorp, Inc.	1,971	17,739
*	Maiden Holdings, Ltd.	103,652	117,127
*	Malvern Bancorp, Inc.	8,476	111,459
*	Markel Corp.	5,644	4,886,801
	MarketAxess Holdings, Inc.	2,758	1,254,918
	Marlin Business Services Corp.	12,442	132,383
	Marsh & McLennan Cos., Inc.	9,400	914,902
#*	MBIA, Inc.	246,439	2,006,013
	Mercantile Bank Corp.	20,583	485,759
	Merchants Bancorp	4,398	67,729
	Mercury General Corp.	78,015	3,195,494
	Meridian Bancorp, Inc.	73,738	868,634
	Meta Financial Group, Inc.	44,742	824,148
	MetLife, Inc.	56,717	2,046,349
*	Metropolitan Bank Holding Corp.	700	17,563
	MGIC Investment Corp.	70,927	518,476
	Mid Penn Bancorp, Inc.	1,913	37,495
	Middlefield Banc Corp.	8,086	139,484
	Midland States Bancorp, Inc.	6,782	110,004
	MidWestOne Financial Group, Inc.	9,912	206,863
*	MMA Capital Holdings, Inc.	6,820	173,978
	Moelis & Co., Class A	19,088	570,159
	Morgan Stanley	144,232	5,687,068

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Morningstar, Inc.	4,838	$754,534
*	Mr Cooper Group, Inc.	80,950	775,501
	MSB Financial Corp.	2,950	38,321
	MSCI, Inc.	14,541	4,754,907
	MVB Financial Corp.	8,380	115,057
	Nasdaq, Inc.	26,418	2,897,262
	National Bank Holdings Corp., Class A	46,204	1,228,102
	National Bankshares, Inc.	7,663	229,737
	National General Holdings Corp.	153,736	2,925,596
	National Western Life Group, Inc., Class A	3,710	715,028
	Navient Corp.	200,565	1,528,305
	NBT Bancorp, Inc.	68,090	2,255,822
	Nelnet, Inc., Class A	43,144	2,077,384
	New York Community Bancorp, Inc.	230,792	2,506,401
»	NewStar Financial, Inc.	74,436	34,343
*	NI Holdings, Inc.	12,427	167,889
*	Nicholas Financial, Inc.	8,092	46,772
*	Nicolet Bankshares, Inc.	2,244	123,465
*	NMI Holdings, Inc., Class A	105,560	1,427,171
*	Northeast Bank	2,442	40,904
	Northeast Community Bancorp, Inc.	5,923	48,569
	Northern Trust Corp.	78,568	6,219,443
	Northfield Bancorp, Inc.	77,825	877,088
	Northrim BanCorp, Inc.	8,737	204,883
	Northwest Bancshares, Inc.	146,778	1,557,319
	Norwood Financial Corp.	2,461	58,141
#	Oak Valley Bancorp	4,505	58,835
	OceanFirst Financial Corp.	65,092	1,096,800
	Oconee Federal Financial Corp.	1,780	32,894
*	Ocwen Financial Corp.	44,269	18,668
	OFG Bancorp	52,658	662,438
	Ohio Valley Banc Corp.	2,002	50,450
	Old National Bancorp	182,721	2,589,157
	Old Point Financial Corp.	4,109	66,196
	Old Republic International Corp.	290,533	4,634,001
	Old Second Bancorp, Inc.	14,324	117,887
*	On Deck Capital, Inc.	52,294	63,276
	OneMain Holdings, Inc.	41,402	1,002,342
	Oppenheimer Holdings, Inc., Class A	9,819	202,075
	Opus Bank	39,061	750,752
	Origin Bancorp, Inc.	8,427	187,838
	Orrstown Financial Services, Inc.	10,925	168,245
*	Pacific Mercantile Bancorp	24,174	96,938
	Pacific Premier Bancorp, Inc.	64,312	1,373,061
	PacWest Bancorp	107,112	2,167,947
	Park National Corp.	18,591	1,486,908
	Parke Bancorp, Inc.	11,518	162,289
	Pathfinder Bancorp, Inc.	1,218	12,168
#	Patriot National Bancorp, Inc.	120	685
	PB Bancorp, Inc.	5,000	76,250
	PCB Bancorp	2,869	26,911
	PCSB Financial Corp.	7,544	102,976
	Peapack-Gladstone Financial Corp.	20,208	381,325
	Penns Woods Bancorp, Inc.	8,925	204,383
	Pennymac Financial Services, Inc.	45,507	1,372,946
	Peoples Bancorp of North Carolina, Inc.	3,626	63,092
	Peoples Bancorp, Inc.	20,388	495,632
	Peoples Financial Services Corp.	557	20,615
	People’s United Financial, Inc.	274,473	3,483,062

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	People’s Utah Bancorp	12,480	$268,070
	Pinnacle Financial Partners, Inc.	64,404	2,592,261
	Piper Sandler Cos	19,030	1,025,907
	PJT Partners, Inc., Class A	5,350	260,224
	Plumas Bancorp	5,164	92,952
	PNC Financial Services Group, Inc. (The)	33,076	3,528,217
	Popular, Inc.	116,307	4,488,287
#*	PRA Group, Inc.	36,491	1,012,260
	Preferred Bank	19,752	753,539
	Premier Financial Bancorp, Inc.	18,480	240,240
	Primerica, Inc.	45,283	4,705,357
	Principal Financial Group, Inc.	103,834	3,780,596
	ProAssurance Corp.	72,482	1,550,390
	Progressive Corp. (The)	31,737	2,453,270
	Prosperity Bancshares, Inc.	96,416	5,778,211
	Protective Insurance Corp., Class A	1,285	24,145
	Protective Insurance Corp., Class B	12,561	196,203
#*	Provident Bancorp, Inc.	15,467	147,555
	Provident Financial Holdings, Inc.	9,638	125,776
	Provident Financial Services, Inc.	70,978	1,018,534
	Prudential Bancorp, Inc.	10,382	127,699
	Prudential Financial, Inc.	91,708	5,719,828
	Pzena Investment Management, Inc., Class A	5,580	27,454
	QCR Holdings, Inc.	15,108	465,024
	Radian Group, Inc.	118,291	1,771,999
*	Randolph Bancorp, Inc.	4,141	41,493
	Raymond James Financial, Inc.	44,038	2,902,985
	RBB Bancorp	2,547	32,907
*	Regional Management Corp.	18,576	296,101
	Regions Financial Corp.	304,616	3,274,622
	Reinsurance Group of America, Inc.	30,108	3,151,705
	RenaissanceRe Holdings, Ltd.	36,947	5,394,631
	Renasant Corp.	62,251	1,632,844
	Republic Bancorp, Inc., Class A	22,425	747,425
*	Republic First Bancorp, Inc.	30,941	81,375
	Riverview Bancorp, Inc.	23,251	128,578
	RLI Corp.	35,799	2,607,241
	S&T Bancorp, Inc.	51,130	1,365,682
	Safeguard Scientifics, Inc.	18,223	129,201
	Safety Insurance Group, Inc.	26,070	2,193,008
	Salisbury Bancorp, Inc.	1,317	44,449
	Sandy Spring Bancorp, Inc.	51,873	1,322,762
	Santander Consumer USA Holdings, Inc.	181,899	2,835,805
	SB Financial Group, Inc.	4,442	64,853
	SB One Bancorp	6,077	111,999
*	Seacoast Banking Corp. of Florida	41,918	941,897
*	Security National Financial Corp., Class A	7,902	45,990
	SEI Investments Co.	27,893	1,421,427
*	Select Bancorp, Inc.	17,436	142,975
	Selective Insurance Group, Inc.	59,546	2,985,041
#	ServisFirst Bancshares, Inc.	57,776	2,052,204
	Severn Bancorp, Inc.	9,402	53,591
	Shore Bancshares, Inc.	10,297	114,297
*	Siebert Financial Corp.	9,193	52,400
	Sierra Bancorp	20,552	417,206
	Signature Bank	35,358	3,789,670
	Silvercrest Asset Management Group, Inc., Class A	7,061	71,881
#	Simmons First National Corp., Class A	159,096	2,975,095
	SLM Corp.	282,090	2,352,631

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SmartFinancial, Inc.	2,623	$37,929
	Sound Financial Bancorp, Inc.	1,602	41,652
	South State Corp.	34,606	2,001,611
*	Southern First Bancshares, Inc.	8,205	239,258
	Southern Missouri Bancorp, Inc.	3,699	87,777
	Southern National Bancorp of Virginia, Inc.	13,019	131,101
#	Southside Bancshares, Inc.	53,299	1,620,823
*	Spirit of Texas Bancshares, Inc.	1,223	14,052
	Standard AVB Financial Corp.	1,929	48,804
	State Auto Financial Corp.	56,850	1,426,366
	State Street Corp.	88,604	5,585,596
	Sterling Bancorp	212,052	2,614,601
	Sterling Bancorp, Inc.	2,300	8,303
	Stewart Information Services Corp.	40,009	1,274,687
	Stifel Financial Corp.	65,845	2,915,617
	Stock Yards Bancorp, Inc.	32,058	1,059,196
	Summit Financial Group, Inc.	4,130	72,936
	Summit State Bank	4,239	42,390
*	SVB Financial Group	24,951	4,819,785
	Synchrony Financial	207,888	4,114,104
	Synovus Financial Corp.	128,004	2,689,364
	T Rowe Price Group, Inc.	18,402	2,127,823
	TCF Financial Corp.	152,665	4,532,624
	TD Ameritrade Holding Corp.	15,702	616,618
	Territorial Bancorp, Inc.	16,191	406,880
	Teton Advisors, Inc., Class A	39	1,736
*	Texas Capital Bancshares, Inc.	47,214	1,311,605
#	TFS Financial Corp.	44,220	603,603
*	Third Point Reinsurance, Ltd.	88,586	659,080
	Timberland Bancorp, Inc.	9,354	181,000
	Tiptree, Inc.	72,177	461,211
	Tompkins Financial Corp.	19,937	1,345,947
	Towne Bank	120,375	2,431,575
	Travelers Cos., Inc. (The)	45,416	4,596,553
	TriCo Bancshares	34,301	1,033,146
*	TriState Capital Holdings, Inc.	30,794	437,891
*	Triumph Bancorp, Inc.	21,957	608,428
	Truist Financial Corp.	113,027	4,218,168
	TrustCo Bank Corp. NY	132,287	833,408
	Trustmark Corp.	78,592	2,091,333
	U.S. Bancorp	110,257	4,024,380
	UMB Financial Corp.	53,315	2,710,535
	Umpqua Holdings Corp.	237,961	2,980,462
#	Union Bankshares, Inc.	2,000	48,060
	United Bancorp, Inc.	1,000	10,250
	United Bancshares, Inc.	2,040	34,660
#	United Bankshares, Inc.	125,310	3,754,288
	United Community Banks, Inc.	59,636	1,261,003
	United Fire Group, Inc.	29,022	830,029
	United Insurance Holdings Corp.	44,637	381,646
	United Security Bancshares	17,608	117,269
	Unity Bancorp, Inc.	11,294	162,182
	Universal Insurance Holdings, Inc.	73,055	1,331,793
	Univest Financial Corp.	28,346	501,724
	Unum Group	128,011	2,233,792
	Valley National Bancorp	290,252	2,426,507
	Value Line, Inc.	3,839	118,932
	Veritex Holdings, Inc.	58,839	1,033,213
#	Victory Capital Holdings, Inc., Class A	4,416	66,637

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Virtu Financial, Inc., Class A	16,586	$387,615
	Virtus Investment Partners, Inc.	7,580	616,027
	Voya Financial, Inc.	89,305	4,033,907
#	Waddell & Reed Financial, Inc., Class A	131,775	1,917,326
	Walker & Dunlop, Inc.	51,067	1,962,505
	Washington Federal, Inc.	123,725	3,308,406
	Washington Trust Bancorp, Inc.	22,030	771,270
	Waterstone Financial, Inc.	30,494	442,773
	Webster Financial Corp.	79,799	2,254,322
#	Wellesley Bank	1,322	42,502
	Wells Fargo & Co.	437,625	12,713,006
	WesBanco, Inc.	97,788	2,413,408
	West BanCorp, Inc.	20,480	380,928
	Westamerica BanCorp	33,819	2,130,597
	Western Alliance Bancorp	99,645	3,575,263
	Western New England Bancorp, Inc.	44,846	269,524
	Westwood Holdings Group, Inc.	9,008	207,454
	White Mountains Insurance Group, Ltd.	4,199	4,085,627
	Willis Towers Watson P.L.C.	11,190	1,995,065
	Wintrust Financial Corp.	69,768	2,923,279
#	WisdomTree Investments, Inc.	126,426	409,620
#*	World Acceptance Corp.	10,385	704,622
	WR Berkley Corp.	45,277	2,444,958
	WSFS Financial Corp.	79,848	2,329,965
	WVS Financial Corp.	1,627	22,078
	Zions Bancorp NA	108,744	3,437,398

TOTAL FINANCIALS			769,820,280

HEALTH CARE — (11.0%)
	Abbott Laboratories	87,255	8,035,313
#*	ABIOMED, Inc.	2,919	558,259
#*	Acadia Healthcare Co., Inc.	106,631	2,560,210
#*	ACADIA Pharmaceuticals, Inc.	4,036	194,979
*	Acceleron Pharma Inc.	1,344	121,672
*	Accuray, Inc.	40,100	89,623
»	Achillion Pharmaceuticals, Inc.	282,358	90,574
#*	Acorda Therapeutics, Inc.	85,580	82,371
*	Addus HomeCare Corp.	19,099	1,547,401
*	Aduro Biotech, Inc.	3,700	10,230
*	Adverum Biotechnologies, Inc.	50,464	597,998
*	Aeglea BioTherapeutics, Inc.	19,297	149,938
	Agilent Technologies, Inc.	19,910	1,526,301
#*	Agios Pharmaceuticals, Inc.	4,759	195,785
*	Akebia Therapeutics, Inc.	34,011	275,489
#*	Akorn, Inc.	37,801	7,938
*	Albireo Pharma, Inc.	2,416	54,263
*	Alexion Pharmaceuticals, Inc.	26,594	2,858,057
*	Alkermes P.L.C.	9,386	128,682
	Allergan P.L.C.	38,459	7,204,909
*	Allscripts Healthcare Solutions, Inc.	173,451	1,127,431
*	Alnylam Pharmaceuticals, Inc.	10,076	1,327,009
#*	Alphatec Holdings, Inc.	5,803	26,288
*	Alpine Immune Sciences, Inc.	5,080	15,037
#*	AMAG Pharmaceuticals, Inc.	20,497	164,591
*	Amedisys, Inc.	15,716	2,894,259
	AmerisourceBergen Corp.	5,303	475,467
*	AMN Healthcare Services, Inc.	71,922	3,378,896
#*	Amphastar Pharmaceuticals, Inc.	57,623	976,710
*	AnaptysBio, Inc.	12,492	195,125

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	49,740	$518,788
*	ANI Pharmaceuticals, Inc.	17,570	702,976
*	Anika Therapeutics, Inc.	17,687	587,739
	Anthem, Inc.	28,912	8,116,466
#*	Apollo Endosurgery, Inc.	8,966	20,711
*	Applied Genetic Technologies Corp.	14,385	53,656
	Apyx Medical Corp.	12,837	43,646
*	Aravive, Inc.	1,801	24,187
*	Arcus Biosciences, Inc.	6,033	159,332
*	Ardelyx, Inc.	50,591	332,889
*	Arena Pharmaceuticals, Inc.	37,140	1,818,746
*	Arrowhead Pharmaceuticals, Inc.	8,130	279,916
*	Assembly Biosciences, Inc.	9,760	170,898
*	Assertio Therapeutics, Inc.	79,998	69,998
#*	Atara Biotherapeutics, Inc.	12,769	105,855
	Atrion Corp.	1,718	1,085,484
*	Avanos Medical, Inc.	81,601	2,533,711
	Baxter International, Inc.	23,654	2,100,002
	Becton Dickinson and Co.	10,187	2,572,523
*	Biogen, Inc.	8,575	2,545,317
*	BioMarin Pharmaceutical, Inc.	6,298	579,542
*	Bio-Rad Laboratories, Inc., Class A	4,168	1,834,337
*	BioSpecifics Technologies Corp.	5,511	313,631
	Bio-Techne Corp.	6,992	1,573,200
*	BioTelemetry, Inc.	17,538	819,200
#*	Bluebird Bio, Inc.	4,569	246,178
*	Boston Scientific Corp.	33,151	1,242,499
	Bristol-Myers Squibb Co.	43,401	2,639,215
*	Brookdale Senior Living, Inc.	248,520	897,157
	Bruker Corp.	22,783	895,828
*	Calithera Biosciences, Inc.	22,505	137,956
	Cantel Medical Corp.	13,413	496,281
#*	Capital Senior Living Corp.	72,493	56,574
	Cardinal Health, Inc.	16,564	819,587
*	Cardiovascular Systems, Inc.	2,033	85,386
*	CareDx, Inc.	880	22,334
*	Catalent, Inc.	33,291	2,302,073
#*	Catalyst Biosciences, Inc.	23,347	141,483
#*	Catalyst Pharmaceuticals, Inc.	18,700	88,638
#*	Cellular Biomedicine Group, Inc.	2,512	36,424
*	Centene Corp.	113,858	7,580,666
	Cerner Corp.	22,075	1,531,784
*	Change Healthcare, Inc.	27,608	321,357
*	Charles River Laboratories International, Inc.	19,576	2,832,060
	Chemed Corp.	5,063	2,109,094
*	ChemoCentryx, Inc.	9,439	500,361
*	Chimerix, Inc.	87,471	201,183
*	Cigna Corp.	44,445	8,701,442
*	Collegium Pharmaceutical, Inc.	4,317	89,276
#*	Community Health Systems, Inc.	53,747	162,853
	Computer Programs and Systems, Inc.	9,900	237,897
*	Concert Pharmaceuticals, Inc.	26,923	268,692
#	CONMED Corp.	34,012	2,513,827
	Cooper Cos., Inc. (The)	4,843	1,388,488
#*	Corcept Therapeutics, Inc.	45,654	577,980
*	CorVel Corp.	13,794	726,806
#*	Corvus Pharmaceuticals, Inc.	1,733	4,211
#*	Covetrus, Inc.	12,787	152,037
*	Cross Country Healthcare, Inc.	59,298	372,984

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	CryoLife, Inc.	51,939	$1,159,798
*	Cumberland Pharmaceuticals, Inc.	30,478	120,693
*	Cutera, Inc.	8,986	120,862
	CVS Health Corp.	137,754	8,478,759
	Danaher Corp.	37,542	6,136,615
*	DaVita, Inc.	41,864	3,307,675
*	Deciphera Pharmaceuticals, Inc.	34,556	2,003,557
#*	Denali Therapeutics, Inc.	31,041	678,556
	DENTSPLY SIRONA, Inc.	60,364	2,561,848
*	DexCom, Inc.	3,531	1,183,591
#*	Digirad Corp.	1,670	5,528
#*	Eagle Pharmaceuticals, Inc.	2,065	105,274
*	Elanco Animal Health, Inc.	109,907	2,715,802
*	Electromed, Inc.	3,600	50,364
*	Emergent BioSolutions, Inc.	65,751	4,862,286
*	Enanta Pharmaceuticals, Inc.	17,417	807,626
	Encompass Health Corp.	22,197	1,470,551
*	Endo International P.L.C.	102,730	472,558
	Ensign Group, Inc. (The)	70,014	2,619,224
	Envista Holdings Corp.	16,355	318,432
*	Enzo Biochem, Inc.	57,603	173,961
#*	Epizyme, Inc.	27,385	450,757
#*	Evolent Health, Inc., Class A	96,871	698,440
#*	Exact Sciences Corp.	6,348	501,365
*	Exelixis, Inc.	36,824	909,369
#*	FibroGen, Inc.	4,578	168,882
*	Five Prime Therapeutics, Inc.	40,466	132,728
#*	Five Star Senior Living, Inc.	312	1,023
*	FONAR Corp.	8,796	171,522
#*	Fulgent Genetics, Inc.	5,510	93,505
#*	G1 Therapeutics, Inc.	11,947	156,864
	Gilead Sciences, Inc.	60,687	5,097,708
#*	Global Blood Therapeutics, Inc.	12,976	992,924
*	Globus Medical, Inc., Class A	32,209	1,528,639
*	GlycoMimetics, Inc.	9,009	25,135
*	Guardant Health, Inc.	1,854	142,684
*	Haemonetics Corp.	13,063	1,486,308
*	Hanger, Inc.	20,004	367,273
#*	Harvard Bioscience, Inc.	46,312	127,358
*	HealthStream, Inc.	46,827	1,068,826
*	Henry Schein, Inc.	17,288	943,233
#*	Heska Corp.	3,188	225,710
	Hill-Rom Holdings, Inc.	18,497	2,080,728
*	HMS Holdings Corp.	102,663	2,943,862
*	Hologic, Inc.	50,729	2,541,523
*	Horizon Therapeutics P.L.C.	183,873	6,626,783
	Humana, Inc.	15,046	5,744,864
*	ICU Medical, Inc.	7,606	1,668,072
*	IDEXX Laboratories, Inc.	2,498	693,445
*	Incyte Corp.	7,515	733,915
*	Infinity Pharmaceuticals, Inc.	31,444	33,331
*	InfuSystem Holdings, Inc.	10,768	129,754
*	Innoviva, Inc.	42,424	601,572
*	Inogen, Inc.	6,718	335,900
*	Inovalon Holdings, Inc., Class A	10,048	175,840
#*	Insmed, Inc.	13,257	304,911
*	Insulet Corp.	2,455	490,313
*	Integer Holdings Corp.	37,836	2,817,269
*	Integra LifeSciences Holdings Corp.	17,847	911,089

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Intellia Therapeutics, Inc.	30,853	$415,590
*	Intra-Cellular Therapies, Inc.	59,557	1,052,372
#*	IntriCon Corp.	13,177	173,936
#	Invacare Corp.	40,732	306,305
*	Ionis Pharmaceuticals, Inc.	8,575	476,170
*	Iovance Biotherapeutics, Inc.	2,907	93,460
*	IQVIA Holdings, Inc.	18,454	2,631,356
#*	iRadimed Corp.	3,451	75,094
*	IRIDEX Corp.	4,288	8,061
#*	Ironwood Pharmaceuticals Inc.	19,407	194,070
*	Jazz Pharmaceuticals P.L.C.	34,518	3,805,609
	Johnson & Johnson	103,374	15,510,235
#*	Jounce Therapeutics, Inc.	4,100	20,090
#*	Karyopharm Therapeutics, Inc.	30,841	680,044
	Kewaunee Scientific Corp.	2,037	21,388
*	Kindred Biosciences, Inc.	52,740	264,755
*	Kura Oncology, Inc.	13,259	192,918
*	Laboratory Corp. of America Holdings	34,540	5,680,103
#*	Lannett Co., Inc.	21,420	204,347
*	Lantheus Holdings, Inc.	9,348	121,991
#	LeMaitre Vascular, Inc.	22,283	634,843
*	LHC Group, Inc.	33,765	4,389,112
#*	Ligand Pharmaceuticals, Inc.	14,511	1,430,349
*	LivaNova P.L.C.	28,370	1,507,014
	Luminex Corp.	52,624	1,897,095
*	MacroGenics, Inc.	51,148	368,266
#*	Madrigal Pharmaceuticals, Inc.	5,897	493,461
*	Magellan Health, Inc.	29,076	1,765,785
#*	Mallinckrodt P.L.C.	136,066	552,428
*	Masimo Corp.	10,384	2,221,241
	McKesson Corp.	13,906	1,964,222
*	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	98,790	1,434,431
#*	Medpace Holdings, Inc.	35,049	2,799,013
	Medtronic P.L.C.	62,939	6,144,735
*	MEI Pharma, Inc.	20,418	55,333
	Merck & Co., Inc.	68,317	5,420,271
*	Meridian Bioscience, Inc.	47,736	572,832
*	Merit Medical Systems, Inc.	66,660	2,721,061
#	Merrimack Pharmaceuticals, Inc.	13,784	50,863
#	Mesa Laboratories, Inc.	4,234	1,007,692
*	Minerva Neurosciences, Inc.	58,093	521,094
*	Misonix, Inc.	3,363	42,340
*	Molecular Templates, Inc.	5,809	94,280
#*	Molina Healthcare, Inc.	22,885	3,752,453
*	Momenta Pharmaceuticals, Inc.	78,565	2,490,510
*	Mylan NV	208,958	3,504,226
*	Myriad Genetics, Inc.	85,892	1,327,890
	National HealthCare Corp.	17,845	1,220,063
	National Research Corp.	17,003	877,185
*	Natus Medical, Inc.	40,962	1,023,640
*	Neogen Corp.	9,944	622,395
*	NeoGenomics, Inc.	24,353	665,811
*	Neurocrine Biosciences, Inc.	4,015	394,032
*	NextGen Healthcare, Inc.	88,381	932,420
*	Novocure, Ltd.	1,600	105,280
*	NuVasive, Inc.	53,681	3,268,099
*	ObsEva SA	1,000	2,620
*	Omnicell, Inc.	31,072	2,265,149

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Option Care Health, Inc.	18,747	$268,082
*	OraSure Technologies, Inc.	59,193	943,536
*	Orthofix Medical, Inc.	11,377	403,315
*	Otonomy, Inc.	27,118	61,829
#*	Ovid therapeutics, Inc.	100	364
	Owens & Minor, Inc.	58,951	417,373
*	Oxford Immunotec Global P.L.C.	3,100	38,626
*	Pacira BioSciences, Inc.	12,562	518,685
#	Patterson Cos., Inc.	104,499	1,910,242
*	PDL BioPharma, Inc.	549,361	1,862,334
*	Pennant Group, Inc.	38,161	755,206
#*	Penumbra, Inc.	1,533	271,832
	PerkinElmer, Inc.	14,215	1,286,884
	Perrigo Co. P.L.C.	94,171	5,019,314
#*	PetIQ, Inc.	2,266	64,808
*	Pfenex, Inc.	33,518	192,728
	Pfizer, Inc.	341,124	13,085,517
	Phibro Animal Health Corp., Class A	24,671	658,962
*	PRA Health Sciences, Inc.	11,768	1,135,612
*	Premier, Inc., Class A	37,841	1,254,808
#*	Prestige Consumer Healthcare, Inc.	53,695	2,184,850
	ProPhase Labs, Inc.	98	166
*	Protagonist Therapeutics, Inc.	2,113	14,263
*	Prothena Corp. P.L.C.	68,462	768,144
*	Providence Service Corp. (The)	24,409	1,415,966
	Quest Diagnostics, Inc.	28,429	3,130,317
*	Quidel Corp.	27,966	3,887,274
*	R1 RCM, Inc.	18,168	187,494
*	RadNet, Inc.	29,019	409,748
*	Regeneron Pharmaceuticals, Inc.	4,715	2,479,524
*	REGENXBIO, Inc.	32,651	1,300,163
*	Repligen Corp.	23,957	2,782,606
	ResMed, Inc.	9,930	1,542,328
*	Retrophin, Inc.	56,900	866,018
*	Rhythm Pharmaceuticals, Inc.	3,356	63,227
*	Rigel Pharmaceuticals, Inc.	31,528	56,435
*	RTI Surgical Holdings, Inc.	94,023	254,332
*	Sage Therapeutics, Inc.	606	23,622
#*	Sangamo Therapeutics, Inc.	86,704	706,638
#*	Sarepta Therapeutics, Inc.	1,206	142,163
*	SeaSpine Holdings Corp.	20,136	207,401
*	Seattle Genetics, Inc.	7,900	1,084,117
*	Select Medical Holdings Corp.	221,814	3,786,365
	Simulations Plus, Inc.	8,722	331,872
#*	Spectrum Pharmaceuticals, Inc.	27,198	78,874
*	Spero Therapeutics, Inc.	1,198	14,891
*	STAAR Surgical Co.	4,852	185,929
	STERIS P.L.C.	10,617	1,512,922
	Stryker Corp.	3,918	730,433
*	Supernus Pharmaceuticals, Inc.	53,529	1,252,579
*	Surgery Partners, Inc.	7,436	87,745
#*	Surmodics, Inc.	21,029	801,205
#*	Syndax Pharmaceuticals, Inc.	30,831	554,958
#*	Syneos Health, Inc.	74,672	4,165,951
#*	Synlogic, Inc.	10	21
#*	Syros Pharmaceuticals, Inc.	5,033	42,428
*	Taro Pharmaceutical Industries, Ltd.	10,685	738,440
#*	Teladoc Health, Inc.	4,256	700,495
	Teleflex, Inc.	6,181	2,073,107

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	82,570	$1,666,263
	Thermo Fisher Scientific, Inc.	17,743	5,938,227
#*	Tivity Health, Inc.	5,167	46,348
#*	Triple-S Management Corp., Class B	32,118	543,758
#*	Ultragenyx Pharmaceutical Inc.	1,216	73,483
*	United Therapeutics Corp.	36,283	3,975,165
	UnitedHealth Group, Inc.	51,083	14,940,245
	Universal Health Services, Inc., Class B	43,188	4,564,540
	US Physical Therapy, Inc.	13,395	1,011,322
	Utah Medical Products, Inc.	4,195	348,185
*	Vanda Pharmaceuticals, Inc.	18,829	216,533
*	Varex Imaging Corp.	54,091	1,413,398
*	Varian Medical Systems, Inc.	7,690	879,582
*	Verastem, Inc.	17,311	32,718
*	Waters Corp.	5,244	980,628
	West Pharmaceutical Services, Inc.	7,855	1,486,637
#*	Wright Medical Group NV	24,964	726,952
*	XBiotech, Inc.	1,910	30,216
#*	Xencor, Inc.	43,804	1,280,391
	Zimmer Biomet Holdings, Inc.	47,057	5,632,723
#*	Zogenix, Inc.	19,072	538,403
#*	Zynerba Pharmaceuticals, Inc.	6,156	23,824

TOTAL HEALTH CARE			399,223,187

INDUSTRIALS — (16.1%)
#	AAON, Inc.	37,376	1,780,593
	AAR Corp.	47,299	926,114
	ABM Industries, Inc.	81,014	2,794,173
*	Acacia Research Corp.	23,539	59,554
	ACCO Brands Corp.	132,821	982,875
	Acme United Corp.	1,921	41,705
	Acuity Brands, Inc.	26,384	2,284,591
	ADT, Inc.	20,497	117,448
*	Advanced Disposal Services, Inc.	102,847	3,316,816
	Advanced Drainage Systems, Inc.	27,226	1,103,742
*	AECOM	152,668	5,535,742
*	Aegion Corp.	61,416	985,727
*	AeroCentury Corp.	1,149	1,919
*	Aerojet Rocketdyne Holdings, Inc.	30,627	1,259,995
*	Aerovironment, Inc.	32,120	1,935,551
	AGCO Corp.	67,893	3,587,466
	Air Lease Corp.	161,879	4,233,136
*	Air Transport Services Group, Inc.	108,770	2,201,505
	Alamo Group, Inc.	16,351	1,609,592
	Alaska Air Group, Inc.	56,002	1,821,185
	Albany International Corp., Class A	43,048	2,201,475
	Allegiant Travel Co.	25,277	1,983,739
	Allegion P.L.C.	10,433	1,048,934
	Allied Motion Technologies, Inc.	17,836	514,034
	Allison Transmission Holdings, Inc.	40,489	1,471,370
#*	Alpha Pro Tech, Ltd.	2,600	34,008
	Altra Industrial Motion Corp.	28,181	786,532
	AMERCO	13,728	3,845,625
*	Ameresco, Inc., Class A	28,826	520,598
#	American Airlines Group, Inc.	40,944	491,737
*	American Woodmark Corp.	20,329	1,045,114
	AMETEK, Inc.	24,074	2,019,086
*	AMREP Corp.	6,528	31,596
#	AO Smith Corp.	22,300	945,074

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Apogee Enterprises, Inc.	32,013	$654,346
	Applied Industrial Technologies, Inc.	58,243	3,051,351
	ARC Document Solutions, Inc.	72,114	50,480
	ArcBest Corp.	28,900	588,693
	Arcosa, Inc.	73,966	2,756,713
	Argan, Inc.	21,874	821,150
*	Armstrong Flooring, Inc.	34,733	72,939
	Armstrong World Industries, Inc.	18,191	1,402,162
*	ASGN, Inc.	68,693	3,190,790
	Astec Industries, Inc.	28,537	1,144,619
*	Astronics Corp.	28,076	252,122
#*	Astronics Corp., Class B	15,052	144,499
*	Atkore International Group, Inc.	54,213	1,319,544
*	Atlas Air Worldwide Holdings, Inc.	31,176	1,024,132
*	Avalon Holdings Corp., Class A	400	552
#*	Avis Budget Group, Inc.	37,311	614,885
*	Axon Enterprise, Inc.	9,931	722,083
	AZZ, Inc.	31,910	1,001,655
	Barnes Group, Inc.	61,276	2,351,773
	Barrett Business Services, Inc.	5,321	260,303
*	Beacon Roofing Supply, Inc.	82,641	1,818,102
	BG Staffing, Inc.	3,024	36,742
*	Blue Bird Corp.	590	7,239
*	BMC Stock Holdings, Inc.	95,864	2,037,110
	Brady Corp., Class A	66,251	2,884,569
#	Briggs & Stratton Corp.	20,082	45,586
#*	BrightView Holdings, Inc.	3,230	41,409
	Brink’s Co. (The)	17,383	888,619
*	Builders FirstSource, Inc.	166,888	3,062,395
	BWX Technologies, Inc.	29,270	1,553,066
*	CAI International, Inc.	33,763	556,752
	Carlisle Cos., Inc.	24,515	2,965,334
*	Carrier Global Corp.	186,278	3,298,983
*	Casella Waste Systems, Inc., Class A	33,003	1,530,679
	Caterpillar, Inc.	23,802	2,770,077
*	CBIZ, Inc.	95,868	2,276,865
*	CECO Environmental Corp.	33,179	179,830
#	CH Robinson Worldwide, Inc.	8,795	623,566
*	Chart Industries, Inc.	49,029	1,751,316
	Chicago Rivet & Machine Co.	855	18,391
#*	Cimpress P.L.C.	8,368	609,107
	Cintas Corp.	14,003	3,106,285
*	CIRCOR International, Inc.	24,144	360,470
*	Civeo Corp.	119,089	75,026
*	Clean Harbors, Inc.	63,344	3,384,470
*	Colfax Corp.	66,319	1,710,367
	Columbus McKinnon Corp.	33,079	895,779
	Comfort Systems USA, Inc.	54,138	1,802,795
*	Commercial Vehicle Group, Inc.	25,441	61,567
	CompX International, Inc.	2,522	34,753
#*	Construction Partners, Inc., Class A	2,989	54,788
	Copa Holdings SA, Class A	24,097	1,065,328
*	Copart, Inc.	33,224	2,661,575
	CoreLogic, Inc.	56,455	2,169,001
*	Cornerstone Building Brands, Inc.	60,098	320,322
	Costamare, Inc.	90,777	455,701
*	CoStar Group, Inc.	2,195	1,422,931
	Covanta Holding Corp.	182,391	1,419,002
*	Covenant Transportation Group, Inc., Class A	16,881	149,903

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CPI Aerostructures, Inc.	7,398	$24,339
	CRA International, Inc.	14,848	625,546
	Crane Co.	27,838	1,515,779
	CSW Industrials, Inc.	16,758	1,110,050
	CSX Corp.	80,230	5,313,633
	Cubic Corp.	35,274	1,347,820
	Cummins, Inc.	17,161	2,805,823
	Curtiss-Wright Corp.	34,355	3,560,896
	Deere & Co.	24,279	3,521,912
	Delta Air Lines, Inc.	211,368	5,476,545
	Deluxe Corp.	36,356	1,024,149
*	DLH Holdings Corp.	3,701	20,726
	Donaldson Co., Inc.	20,326	890,889
	Douglas Dynamics, Inc.	54,009	1,996,173
	Dover Corp.	23,356	2,187,289
*	Ducommun, Inc.	14,374	405,922
*	DXP Enterprises, Inc.	15,152	226,068
#*	Dycom Industries, Inc.	37,571	1,224,815
	Eastern Co. (The)	7,272	130,896
	Eaton Corp. P.L.C.	37,105	3,098,267
*	Echo Global Logistics, Inc.	35,964	630,449
	EMCOR Group, Inc.	65,775	4,178,686
	Emerson Electric Co.	31,243	1,781,788
	Encore Wire Corp.	36,366	1,664,835
	Enerpac Tool Group Corp.	77,976	1,330,271
	EnerSys	55,063	3,215,129
	Ennis, Inc.	49,744	925,736
	EnPro Industries, Inc.	25,381	1,151,028
	Equifax, Inc.	8,643	1,200,513
	ESCO Technologies, Inc.	40,876	3,118,839
	Espey Manufacturing & Electronics Corp.	3,027	57,544
#*	EVI Industries, Inc.	1,100	20,097
*	Evoqua Water Technologies Corp.	5,260	84,423
#*	ExOne Co. (The)	15,009	116,620
	Expeditors International of Washington, Inc.	10,629	761,090
	Exponent, Inc.	31,564	2,219,896
	Fastenal Co.	23,502	851,242
	Federal Signal Corp.	120,548	3,246,358
	FedEx Corp.	29,682	3,762,787
	Flowserve Corp.	47,677	1,343,061
	Fluor Corp.	30,132	352,544
*	Forrester Research, Inc.	15,466	484,086
	Fortive Corp.	16,021	1,025,344
	Fortune Brands Home & Security, Inc.	43,953	2,118,535
	Forward Air Corp.	48,350	2,494,860
*	Franklin Covey Co.	24,297	504,163
	Franklin Electric Co., Inc.	67,057	3,406,496
*	FreightCar America, Inc.	24,288	36,432
*	FTI Consulting, Inc.	58,855	7,495,773
#	GATX Corp.	53,633	3,180,437
	Genco Shipping & Trading, Ltd.	3,414	19,904
*	Gencor Industries, Inc.	15,825	191,799
*	Generac Holdings, Inc.	35,604	3,469,254
	General Dynamics Corp.	19,237	2,512,737
	General Electric Co.	303,888	2,066,438
*	Gibraltar Industries, Inc.	46,811	2,167,349
*	GMS, Inc.	51,466	945,945
#	Golden Ocean Group, Ltd.	14,670	55,746
*	Goldfield Corp. (The)	29,702	102,472

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Gorman-Rupp Co. (The)	50,017	$1,475,501
*	GP Strategies Corp.	20,137	160,291
	Graco, Inc.	27,822	1,242,531
	GrafTech International, Ltd.	1,708	13,869
	Graham Corp.	12,412	162,597
#	Granite Construction, Inc.	55,747	916,481
*	Great Lakes Dredge & Dock Corp.	120,895	1,068,712
#	Greenbrier Cos., Inc. (The)	38,293	650,215
	Griffon Corp.	70,633	1,159,088
	H&E Equipment Services, Inc.	56,675	921,536
*	Harsco Corp.	71,652	715,087
#	Hawaiian Holdings, Inc.	55,492	799,085
*	HD Supply Holdings, Inc.	38,192	1,133,539
#	Healthcare Services Group, Inc.	9,321	237,592
	Heartland Express, Inc.	122,455	2,398,893
#	HEICO Corp.	9,094	796,634
	HEICO Corp., Class A	14,108	1,020,432
	Heidrick & Struggles International, Inc.	23,313	523,144
	Helios Technologies, Inc.	34,683	1,233,674
*	Herc Holdings, Inc.	34,854	983,928
*	Heritage-Crystal Clean, Inc.	22,138	406,232
	Herman Miller, Inc.	104,255	2,349,908
#*	Hertz Global Holdings, Inc.	151,971	613,963
	Hexcel Corp.	42,016	1,453,333
*	Hill International, Inc.	93,090	209,453
	Hillenbrand, Inc.	48,247	1,010,775
	HNI Corp.	70,785	1,722,907
	Honeywell International, Inc.	22,922	3,252,632
*	Houston Wire & Cable Co.	20,217	46,701
	Howmet Aerospace, Inc.	146,627	1,916,415
*	Hub Group, Inc., Class A	57,010	2,742,751
	Hubbell, Inc.	11,109	1,382,293
*	Hudson Global, Inc.	7,539	71,621
	Huntington Ingalls Industries, Inc.	9,779	1,871,798
	Hurco Cos., Inc.	12,670	414,182
*	Huron Consulting Group, Inc.	32,016	1,794,177
	Hyster-Yale Materials Handling, Inc.	18,077	705,726
*	IAA Inc.	29,999	1,157,961
	ICF International, Inc.	31,549	2,320,113
	IDEX Corp.	11,076	1,701,606
*	IES Holdings, Inc.	21,406	422,769
*	Ingersoll Rand, Inc.	33,188	965,107
*	InnerWorkings, Inc.	122,175	216,250
*	Innovative Solutions & Support, Inc.	16,826	72,184
	Insperity, Inc.	12,726	607,157
	Insteel Industries, Inc.	28,567	501,922
	Interface, Inc.	70,408	650,570
	ITT, Inc.	60,859	3,208,486
	Jacobs Engineering Group, Inc.	42,972	3,555,933
	JB Hunt Transport Services, Inc.	10,031	1,014,335
*	JELD-WEN Holding, Inc.	111,499	1,416,037
*	JetBlue Airways Corp.	326,680	3,181,863
	John Bean Technologies Corp.	12,525	961,168
	Johnson Controls International P.L.C.	246,754	7,183,009
	Kadant, Inc.	15,479	1,301,629
	Kaman Corp.	31,848	1,234,428
	Kansas City Southern	15,930	2,079,661
#	KAR Auction Services, Inc.	58,265	872,810
	Kelly Services, Inc., Class A	43,403	670,576

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kelly Services, Inc., Class B	200	$3,030
	Kennametal, Inc.	54,198	1,388,011
	Kforce, Inc.	48,074	1,439,816
	Kimball International, Inc., Class B	80,142	983,342
*	Kirby Corp.	80,439	4,297,051
#	Knight-Swift Transportation Holdings, Inc.	131,646	4,894,598
	Knoll, Inc.	60,567	706,211
	Korn Ferry	90,697	2,614,795
*	Kratos Defense & Security Solutions, Inc.	131,044	1,968,281
	Landstar System, Inc.	15,402	1,591,181
*	Lawson Products, Inc.	13,445	451,886
*	LB Foster Co., Class A	12,806	184,278
	Lennox International, Inc.	5,715	1,066,876
*	Limbach Holdings, Inc.	8,911	27,713
#	Lincoln Electric Holdings, Inc.	20,483	1,649,086
#	Lindsay Corp.	12,354	1,111,860
*	LS Starrett Co. (The), Class A	7,584	24,014
	LSI Industries, Inc.	31,657	196,273
*	Lydall, Inc.	20,500	229,600
	Macquarie Infrastructure Corp.	11,653	321,506
#*	Manitex International, Inc.	18,500	74,000
*	Manitowoc Co., Inc. (The)	40,953	377,587
	ManpowerGroup, Inc.	34,993	2,597,880
	Marten Transport, Ltd.	74,983	1,681,119
	Masco Corp.	45,398	1,863,134
*	Masonite International Corp.	44,525	2,630,537
*	MasTec, Inc.	119,034	4,273,321
*	Mastech Digital, Inc.	1,982	31,018
	Matson, Inc.	77,030	2,329,387
	Matthews International Corp., Class A	35,777	856,501
	McGrath RentCorp	43,845	2,391,745
*	Mercury Systems, Inc.	28,050	2,500,938
*	Meritor, Inc.	83,218	1,705,969
#*	Mesa Air Group, Inc.	22,450	102,035
*	Middleby Corp. (The)	9,563	531,990
	Miller Industries, Inc.	15,566	472,895
*	Mistras Group, Inc.	31,812	151,107
	Mobile Mini, Inc.	74,838	2,138,122
	Moog, Inc., Class A	43,144	2,134,765
*	MRC Global, Inc.	79,370	425,423
	MSA Safety, Inc.	13,313	1,498,112
	MSC Industrial Direct Co., Inc., Class A	24,221	1,444,540
	Mueller Industries, Inc.	91,613	2,372,777
	Mueller Water Products, Inc., Class A	233,242	2,213,467
*	MYR Group, Inc.	38,589	1,157,670
#	National Presto Industries, Inc.	7,460	606,573
*	Navistar International Corp.	21,536	511,911
	Nielsen Holdings P.L.C.	56,277	828,960
	NL Industries, Inc.	39,543	132,469
	NN, Inc.	34,480	118,956
	Nordson Corp.	11,108	1,787,388
	Norfolk Southern Corp.	41,621	7,121,353
	Northrop Grumman Corp.	13,622	4,504,387
*	Northwest Pipe Co.	13,935	338,899
*	NOW, Inc.	117,267	723,537
#*	NV5 Global, Inc.	17,856	834,768
	nVent Electric P.L.C.	59,079	1,101,823
	Old Dominion Freight Line, Inc.	22,335	3,245,052
#	Omega Flex, Inc.	4,638	417,884

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Orion Group Holdings, Inc.	35,862	$90,372
	Oshkosh Corp.	59,263	4,002,030
*	Otis Worldwide Corp.	33,641	1,712,663
	Owens Corning	91,745	3,978,063
	PACCAR, Inc.	35,616	2,465,696
*	PAM Transportation Services, Inc.	7,870	300,477
	Pangaea Logistics Solutions, Ltd.	22,029	52,429
	Park Aerospace Corp.	23,762	316,272
	Parker-Hannifin Corp.	11,561	1,828,025
	Park-Ohio Holdings Corp.	14,982	274,620
	Patrick Industries, Inc.	38,694	1,594,967
	Patriot Transportation Holding, Inc.	2,586	23,067
	Pentair P.L.C.	71,698	2,480,034
*	Performant Financial Corp.	54,745	38,322
*	Perma-Fix Environmental Services	2,877	17,262
*	Perma-Pipe International Holdings, Inc.	5,730	33,234
*	PGT Innovations, Inc.	85,330	882,312
*	PICO Holdings, Inc.	20,790	177,962
	Powell Industries, Inc.	20,632	523,434
	Preformed Line Products Co.	6,904	342,991
	Primoris Services Corp.	69,515	1,085,129
*	Proto Labs, Inc.	10,838	1,101,032
#	Quad/Graphics, Inc.	48,939	182,053
	Quanex Building Products Corp.	52,808	658,516
	Quanta Services, Inc.	181,867	6,612,684
*	Radiant Logistics, Inc.	58,067	248,527
	Raven Industries, Inc.	46,445	1,034,330
	Raytheon Technologies Corp.	108,641	7,041,023
*	RBC Bearings, Inc.	15,134	1,917,175
*	RCM Technologies, Inc.	10,061	14,588
	Regal Beloit Corp.	57,685	4,096,212
	Republic Services, Inc.	38,879	3,045,781
*	Resideo Technologies, Inc.	74,219	380,743
	Resources Connection, Inc.	62,952	684,918
	REV Group, Inc.	63,578	338,235
	Rexnord Corp.	150,910	4,115,316
	Robert Half International, Inc.	24,849	1,174,612
#	Rollins, Inc.	17,595	703,800
	Roper Technologies, Inc.	5,710	1,947,281
	Rush Enterprises, Inc., Class A	56,545	2,120,437
	Rush Enterprises, Inc., Class B	7,606	268,568
	Ryder System, Inc.	58,911	2,085,449
*	Saia, Inc.	42,088	3,893,982
	Schneider National, Inc., Class B	49,840	1,091,994
	Scorpio Bulkers, Inc.	8,705	223,109
*	Sensata Technologies Holding P.L.C.	36,575	1,330,598
	Servotronics, Inc.	1,499	10,350
*	SIFCO Industries, Inc.	4,888	11,920
	Simpson Manufacturing Co., Inc.	62,590	4,512,739
#*	SiteOne Landscape Supply, Inc.	10,251	908,546
	SkyWest, Inc.	86,946	2,690,979
	Snap-on, Inc.	44,482	5,795,560
	Southwest Airlines Co.	215,213	6,725,406
*	SP Plus Corp.	39,895	841,386
	Spartan Motors, Inc.	48,295	680,477
	Spirit AeroSystems Holdings, Inc., Class A	24,712	547,618
#*	Spirit Airlines, Inc.	82,220	1,234,944
*	SPX Corp.	48,883	1,863,909
*	SPX FLOW, Inc.	61,943	2,017,484

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	15,143	$754,727
	Stanley Black & Decker, Inc.	20,258	2,232,432
	Steelcase, Inc., Class A	144,305	1,580,140
*	Stericycle, Inc.	62,041	3,027,601
*	Sterling Construction Co., Inc.	34,144	337,343
*	Sunrun, Inc.	118,312	1,659,917
	Systemax, Inc.	34,554	686,242
*	Team, Inc.	29,578	182,496
*	Teledyne Technologies, Inc.	5,877	1,913,963
	Tennant Co.	21,903	1,296,001
	Terex Corp.	84,917	1,289,889
	Tetra Tech, Inc.	55,458	4,174,878
*	Textainer Group Holdings, Ltd.	67,025	588,480
	Textron, Inc.	123,370	3,252,033
*	Thermon Group Holdings, Inc.	49,953	763,282
	Timken Co. (The)	60,233	2,263,556
	Titan International, Inc.	171,343	241,594
*	Titan Machinery, Inc.	25,553	240,198
	Toro Co. (The)	15,600	995,436
*	TPI Composites, Inc.	16,733	293,329
	Trane Technologies P.L.C.	20,633	1,803,737
*	Transcat, Inc.	7,856	220,675
	TransDigm Group, Inc.	4,939	1,793,252
	TransUnion	12,705	1,001,027
#*	Trex Co., Inc.	16,036	1,526,948
*	TriMas Corp.	65,567	1,563,117
*	TriNet Group, Inc.	29,837	1,461,118
#	Trinity Industries, Inc.	155,387	2,997,415
	Triton International, Ltd.	63,224	1,958,680
	Triumph Group, Inc.	14,139	99,539
*	TrueBlue, Inc.	52,160	810,045
#*	Tutor Perini Corp.	74,797	523,579
*	Twin Disc, Inc.	16,237	97,584
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	15,888
	UFP Industries, Inc.	102,558	4,217,185
*	Ultralife Corp.	19,727	139,075
	UniFirst Corp.	17,486	2,940,271
	Union Pacific Corp.	37,939	6,062,273
*	United Airlines Holdings, Inc.	60,089	1,777,433
*	United Rentals, Inc.	26,585	3,416,172
#*	Univar Solutions, Inc.	30,798	447,187
	Universal Logistics Holdings, Inc.	31,241	435,187
	US Ecology, Inc.	27,263	893,681
#*	USA Truck, Inc.	10,394	51,762
	Valmont Industries, Inc.	13,308	1,560,230
*	Vectrus, Inc.	18,084	940,549
	Verisk Analytics, Inc.	12,650	1,933,299
*	Veritiv Corp.	14,939	139,978
	Viad Corp.	25,340	607,400
#*	Vicor Corp.	23,646	1,257,258
*	Virco Manufacturing Corp.	18,977	45,165
*	Volt Information Sciences, Inc.	77,111	65,544
	VSE Corp.	13,196	253,627
#	Wabash National Corp.	124,906	1,024,229
*	WABCO Holdings, Inc.	8,765	1,177,841
	Wabtec Corp.	61,372	3,462,608
	Waste Management, Inc.	23,011	2,301,560
	Watsco, Inc.	11,275	1,815,162
	Watsco, Inc., Class B	1,205	195,511

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Watts Water Technologies, Inc., Class A	39,833	$3,282,239
*	Welbilt, Inc.	28,056	138,316
	Werner Enterprises, Inc.	134,974	5,415,157
*	WESCO International, Inc.	45,330	1,172,687
#*	Willdan Group, Inc.	10,189	258,393
*	Willis Lease Finance Corp.	8,183	163,742
*	WillScot Corp.	61,238	713,423
	Woodward, Inc.	35,519	2,151,031
	WW Grainger, Inc.	7,963	2,194,444
#*	XPO Logistics, Inc.	59,067	3,942,132
	Xylem, Inc.	29,803	2,142,836
#*	YRC Worldwide, Inc.	172,869	297,335

TOTAL INDUSTRIALS			585,149,567

INFORMATION TECHNOLOGY — (13.9%)
#*	2U, Inc.	4,541	107,849
#*	3D Systems Corp.	114,124	968,913
*	Acacia Communications, Inc.	39,999	2,707,532
*	ACI Worldwide, Inc.	114,184	3,128,642
#*	ADDvantage Technologies Group, Inc.	7,160	16,898
	ADTRAN, Inc.	111,590	1,147,145
*	Advanced Energy Industries, Inc.	38,392	2,134,595
*	Agilysys, Inc.	35,564	696,699
*	Akamai Technologies, Inc.	17,530	1,712,856
*	Alarm.com Holdings, Inc.	6,630	296,560
*	Alithya Group, Inc., Class A	10,105	18,290
*	ALJ Regional Holdings, Inc.	26,775	14,991
	Alliance Data Systems Corp.	10,915	546,514
*	Alpha & Omega Semiconductor, Ltd.	39,019	469,399
#*	Altair Engineering, Inc., Class A	4,241	139,911
*	Ambarella, Inc.	30,687	1,613,522
	Amdocs, Ltd.	24,429	1,574,205
	American Software, Inc., Class A	34,705	571,938
*	Amkor Technology, Inc.	333,091	3,290,939
	Amphenol Corp., Class A	19,425	1,714,450
*	Amtech Systems, Inc.	12,576	62,377
	Analog Devices, Inc.	26,772	2,934,211
*	Anixter International, Inc.	60,506	5,618,587
*	ANSYS, Inc.	7,175	1,878,630
#*	Appfolio, Inc., Class A	3,502	384,730
	Applied Materials, Inc.	67,786	3,367,608
#*	Applied Optoelectronics, Inc.	775	8,308
*	Arista Networks, Inc.	8,033	1,761,637
*	Arlo Technologies, Inc.	92,887	254,510
*	Arrow Electronics, Inc.	78,718	4,952,937
*	Aspen Technology, Inc.	13,964	1,427,819
	AstroNova, Inc.	7,311	51,396
#*	Asure Software, Inc.	15,001	92,406
*	Autodesk, Inc.	4,250	795,303
#*	Avaya Holdings Corp.	112,353	1,116,789
*	Aviat Networks, Inc.	6,539	62,570
*	Avid Technology, Inc.	19,627	137,782
	Avnet, Inc.	109,967	3,301,209
*	Aware, Inc.	18,447	47,040
*	Axcelis Technologies, Inc.	49,116	1,147,350
*	AXT, Inc.	67,692	374,337
	Badger Meter, Inc.	35,177	2,076,498
	Bel Fuse, Inc., Class A	2,665	18,948
	Bel Fuse, Inc., Class B	12,226	91,206

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	45,813	$1,566,346
	Benchmark Electronics, Inc.	89,328	1,845,516
*	BK Technologies Corp.	7,687	21,677
*	Black Knight, Inc.	21,319	1,504,482
	Blackbaud, Inc.	12,179	673,012
	Booz Allen Hamilton Holding Corp.	20,056	1,472,913
*	Bottomline Technologies De, Inc.	21,207	882,847
	Broadcom, Inc.	21,773	5,913,982
	Broadridge Financial Solutions, Inc.	19,825	2,299,700
*	BroadVision, Inc.	4,752	20,529
	Brooks Automation, Inc.	99,024	3,811,434
*	BSQUARE Corp.	22,217	21,995
	Cabot Microelectronics Corp.	29,921	3,666,519
*	CACI International, Inc., Class A	24,936	6,237,491
*	Cadence Design Systems, Inc.	32,200	2,612,386
*	CalAmp Corp.	32,921	221,229
*	Calix, Inc.	98,723	1,135,315
*	Cardtronics P.L.C., Class A	69,687	1,595,832
	Cass Information Systems, Inc.	22,803	914,628
	CDK Global, Inc.	8,880	348,806
	CDW Corp.	11,123	1,232,428
	Cerence Inc.	22,748	481,348
*	CEVA, Inc.	26,549	832,311
*	ChannelAdvisor Corp.	3,913	40,421
*	Ciena Corp.	101,865	4,711,256
*	Cirrus Logic, Inc.	79,060	5,976,936
	Cisco Systems, Inc.	237,876	10,081,185
	Citrix Systems, Inc.	10,116	1,466,921
*	Clearfield, Inc.	10,460	136,294
#*	ClearOne, Inc.	2,766	4,702
	Cognex Corp.	10,076	556,598
	Cognizant Technology Solutions Corp., Class A	20,103	1,166,376
#*	Coherent, Inc.	4,408	563,651
	Cohu, Inc.	54,502	900,918
	Communications Systems, Inc.	11,212	63,796
*	CommVault Systems, Inc.	1,198	51,143
*	Computer Task Group, Inc.	18,199	76,436
	Comtech Telecommunications Corp.	29,853	552,579
*	Conduent, Inc.	190,529	480,133
*	Cornerstone OnDemand Inc.	500	16,780
	Corning, Inc.	288,488	6,349,621
*	Cree, Inc.	85,095	3,670,147
	CSG Systems International, Inc.	49,189	2,389,602
	CSP, Inc.	2,269	23,802
	CTS Corp.	64,349	1,490,323
*	CyberOptics Corp.	7,973	204,029
	Daktronics, Inc.	47,399	214,243
*	DASAN Zhone Solutions, Inc.	13,943	89,375
*	Data I/O Corp.	3,826	11,019
*	Dell Technologies, Inc., Class C	10,082	430,401
*	Digi International, Inc.	40,420	458,767
*	Diodes, Inc.	90,579	4,609,565
	Dolby Laboratories, Inc., Class A	37,536	2,253,286
*	DSP Group, Inc.	29,069	501,440
	DXC Technology Co.	173,982	3,154,294
#	Ebix, Inc.	35,849	750,320
*	EchoStar Corp., Class A	62,434	1,969,793
*	EMCORE Corp.	39,902	108,932
*	Endurance International Group Holdings, Inc.	61,100	156,722

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Entegris, Inc.	69,472	$3,767,467
*	Envestnet, Inc.	11,881	742,800
*	EPAM Systems, Inc.	6,474	1,430,042
*	ePlus, Inc.	22,973	1,625,340
*	Euronet Worldwide, Inc.	17,291	1,586,622
	EVERTEC, Inc.	11,420	289,383
*	Evo Payments, Inc., Class A	7,100	141,361
*	ExlService Holdings, Inc.	33,008	2,037,584
*	F5 Networks, Inc.	5,100	710,226
*	Fabrinet	62,618	3,929,279
*	Fair Isaac Corp.	4,093	1,444,583
*	FARO Technologies, Inc.	26,510	1,455,134
	Fidelity National Information Services, Inc.	40,739	5,373,067
*	FireEye, Inc.	7,200	82,872
#*	First Solar, Inc.	81,306	3,578,277
*	Fiserv, Inc.	5,413	557,864
*	Fitbit, Inc., Class A	249,795	1,671,129
*	FleetCor Technologies, Inc.	8,593	2,073,061
*	Flex, Ltd.	516,551	5,041,538
	FLIR Systems, Inc.	52,141	2,262,919
*	FormFactor, Inc.	118,469	2,760,328
*	Fortinet, Inc.	7,132	768,402
*	Frequency Electronics, Inc.	8,185	82,259
*	Gartner, Inc.	12,003	1,426,076
#*	Genasys, Inc.	5,386	20,844
	Genpact, Ltd.	66,831	2,300,991
	Global Payments, Inc.	23,338	3,874,575
	GlobalSCAPE, Inc.	11,862	110,554
#*	Globant SA	11,214	1,297,123
*	GSE Systems, Inc.	21,879	22,973
*	GSI Technology, Inc.	26,474	204,644
#*	GTT Communications, Inc.	42,732	485,436
#*	Guidewire Software, Inc.	5,703	518,061
	Hackett Group, Inc. (The)	46,964	696,476
#*	Harmonic, Inc.	180,054	1,044,313
	Hewlett Packard Enterprise Co.	485,290	4,882,017
	HP, Inc.	122,449	1,899,184
#*	HubSpot, Inc.	1,641	276,722
*	Ichor Holdings, Ltd.	35,689	888,656
*	IEC Electronics Corp.	7,468	54,442
#*	Immersion Corp.	24,423	169,984
#*	Infinera Corp.	166,933	1,029,142
*	Information Services Group, Inc.	28,020	70,050
*	Innodata, Inc.	21,193	22,253
*	Inphi Corp.	8,004	772,706
#*	Inseego Corp.	6,476	77,388
*	Insight Enterprises, Inc.	60,489	3,283,948
	Intel Corp.	578,019	34,669,580
	InterDigital, Inc.	32,184	1,859,270
	International Business Machines Corp.	21,718	2,726,912
*	inTEST Corp.	8,305	29,234
*	Intevac, Inc.	26,456	145,508
#*	IPG Photonics Corp.	13,262	1,715,174
*	Iteris, Inc.	13,000	51,870
*	Itron, Inc.	46,791	3,266,948
#	j2 Global, Inc.	32,238	2,599,672
	Jabil, Inc.	155,324	4,417,415
	Jack Henry & Associates, Inc.	12,784	2,090,823
	Juniper Networks, Inc.	97,004	2,095,286

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	180,282	$3,652,513
	KEMET Corp.	100,050	2,702,350
*	Key Tronic Corp.	11,045	51,138
*	Keysight Technologies, Inc.	29,084	2,814,459
*	Kimball Electronics, Inc.	29,728	401,923
	KLA Corp.	13,971	2,292,501
*	Knowles Corp.	101,385	1,576,537
	Kulicke & Soffa Industries, Inc.	111,150	2,664,265
*	KVH Industries, Inc.	24,237	224,919
	Lam Research Corp.	5,938	1,515,853
*	Lattice Semiconductor Corp.	124,926	2,812,084
	Leidos Holdings, Inc.	19,844	1,960,786
*	LGL Group, Inc. (The)	2,275	22,432
*	Limelight Networks, Inc.	131,814	668,297
	Littelfuse, Inc.	11,638	1,690,303
*	LiveRamp Holdings, Inc.	89,728	3,397,102
	LogMeIn, Inc.	54,740	4,678,080
#*	Lumentum Holdings, Inc.	31,917	2,582,404
*	Luna Innovations, Inc.	15,206	116,022
#*	MACOM Technology Solutions Holdings, Inc.	44,352	1,359,832
*	MagnaChip Semiconductor Corp.	17,121	198,090
*	Manhattan Associates, Inc.	19,170	1,359,920
	ManTech International Corp., Class A	42,547	3,172,304
	Marvell Technology Group, Ltd.	73,275	1,959,373
	Maxim Integrated Products, Inc.	18,551	1,019,934
	MAXIMUS, Inc.	28,040	1,887,653
*	MaxLinear, Inc.	65,621	1,082,090
	Methode Electronics, Inc.	53,978	1,620,420
	Microchip Technology, Inc.	18,917	1,659,588
*	Micron Technology, Inc.	142,434	6,821,164
	Microsoft Corp.	38,834	6,959,441
*	MicroStrategy, Inc., Class A	12,085	1,526,698
*	Mimecast, Ltd.	5,472	223,805
	MKS Instruments, Inc.	33,901	3,397,897
	Monolithic Power Systems, Inc.	6,826	1,364,586
	Motorola Solutions, Inc.	9,859	1,417,823
	MTS Systems Corp.	21,681	461,155
#*	Napco Security Technologies, Inc.	18,220	365,129
	National Instruments Corp.	35,566	1,366,446
#*	NCR Corp.	45,632	936,369
*	NeoPhotonics Corp.	83,589	804,126
	NetApp, Inc.	9,602	420,280
*	NETGEAR, Inc.	55,174	1,323,073
*	Netscout Systems, Inc.	118,000	3,124,640
*	NetSol Technologies, Inc.	4,255	9,659
	Network-1 Technologies, Inc.	6,962	15,665
*	New Relic, Inc.	973	52,240
	NIC, Inc.	35,626	863,218
	NortonLifeLock Inc.	52,425	1,115,080
*	Novanta, Inc.	26,020	2,260,878
*	Nuance Communications, Inc.	89,376	1,805,395
	NVE Corp.	3,647	207,040
*	Okta, Inc.	2,896	438,165
*	ON Semiconductor Corp.	398,019	6,386,215
*	OneSpan, Inc.	52,987	890,182
*	Onto Innovation Inc.	87,382	2,836,420
*	Optical Cable Corp.	6,626	17,559
	Oracle Corp.	109,467	5,798,467
*	OSI Systems, Inc.	25,683	1,858,936

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	PAR Technology Corp.	13,939	$263,586
*	Paycom Software, Inc.	5,152	1,344,775
#*	Paylocity Holding Corp.	4,147	474,956
*	PayPal Holdings, Inc.	26,447	3,252,981
	PC Connection, Inc.	38,027	1,747,341
	PC-Tel, Inc.	70,419	480,962
*	PDF Solutions, Inc.	39,463	630,224
	Pegasystems, Inc.	8,622	720,972
*	Perceptron, Inc.	15,745	44,243
*	Perficient, Inc.	50,859	1,771,419
	Perspecta, Inc.	101,193	2,182,733
*	PFSweb, Inc.	19,936	83,731
*	Photronics, Inc.	168,184	2,009,799
*	Pixelworks, Inc.	12,025	55,195
#	Plantronics, Inc.	6,716	94,830
*	Plexus Corp.	53,192	3,334,606
	Power Integrations, Inc.	26,114	2,672,768
*	Powerfleet, Inc.	8,720	41,856
*	PRGX Global, Inc.	28,843	115,660
	Progress Software Corp.	53,908	2,205,376
*	Proofpoint, Inc.	879	107,001
*	PTC, Inc.	4,999	346,181
*	Pure Storage, Inc., Class A	10,778	155,203
	QAD, Inc., Class A	13,691	579,403
	QAD, Inc., Class B	2,342	70,143
*	Qorvo, Inc.	20,946	2,053,336
#*	Qualys, Inc.	9,699	1,022,663
*	Qumu Corp.	8,612	21,874
*	Rambus, Inc.	139,345	1,745,993
*	RealNetworks, Inc.	165,277	124,156
#*	RealPage, Inc.	6,900	444,981
	RF Industries, Ltd.	7,730	43,056
*	Ribbon Communications, Inc.	134,819	491,415
	Richardson Electronics, Ltd.	14,659	58,636
*	RingCentral, Inc., Class A	1,303	297,775
*	Rogers Corp.	25,242	2,802,872
*	Rosetta Stone, Inc.	16,333	278,968
	Sabre Corp.	12,981	94,372
*	salesforce.com, Inc.	5,871	950,808
*	Sanmina Corp.	136,798	3,793,409
	Sapiens International Corp. NV	3,763	93,097
*	ScanSource, Inc.	30,523	791,156
	Science Applications International Corp.	30,843	2,518,639
*	Seachange International, Inc.	45,212	134,280
	Seagate Technology P.L.C.	26,898	1,343,555
*	Semtech Corp.	59,538	2,693,499
*	Silicon Laboratories, Inc.	11,881	1,155,071
	Skyworks Solutions, Inc.	22,122	2,298,033
*	SMART Global Holdings, Inc.	19,788	500,439
*	SMTC Corp.	7,288	22,666
#*	SolarEdge Technologies, Inc.	22,033	2,458,662
#*	SolarWinds Corp.	53,399	906,715
*	SPS Commerce, Inc.	10,938	607,168
	SS&C Technologies Holdings, Inc.	30,610	1,688,448
*	StarTek, Inc.	22,597	94,229
*	Steel Connect, Inc.	85,959	66,188
#*	Stratasys, Ltd.	64,108	1,134,712
*	Super Micro Computer, Inc.	15,348	351,469
*	Sykes Enterprises, Inc.	69,860	2,000,092

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synacor, Inc.	4,400	$6,380
#*	Synaptics, Inc.	56,427	3,689,762
*	Synchronoss Technologies, Inc.	40,484	139,670
	SYNNEX Corp.	54,764	4,795,136
*	Synopsys, Inc.	19,173	3,012,462
	TE Connectivity, Ltd.	30,720	2,256,691
*	Tech Data Corp.	51,682	7,268,556
*	Telenav, Inc.	70,286	328,236
*	Teradata Corp.	44,201	1,086,903
	Teradyne, Inc.	35,733	2,234,742
	TESSCO Technologies, Inc.	10,394	64,027
	TiVo Corp.	186,876	1,313,738
#*	Trade Desk, Inc. (The), Class A	2,150	629,047
	TransAct Technologies, Inc.	9,099	38,671
*	Trimble, Inc.	20,226	700,426
	TTEC Holdings, Inc.	43,897	1,711,105
*	TTM Technologies, Inc.	189,945	2,201,463
#*	Twilio, Inc., Class A	1,622	182,151
*	Tyler Technologies, Inc.	3,568	1,144,222
#	Ubiquiti, Inc.	13,662	2,213,654
#*	Ultra Clean Holdings, Inc.	41,777	768,279
#*	Unisys Corp.	52,220	657,450
	Universal Display Corp.	5,611	842,323
#*	Upland Software, Inc.	1,629	51,525
*	Veeco Instruments, Inc.	80,427	879,067
*	Verint Systems, Inc.	58,310	2,492,169
*	VeriSign, Inc.	7,900	1,654,971
*	ViaSat, Inc.	36,141	1,532,378
*	Viavi Solutions, Inc.	246,371	2,976,162
*	Virtusa Corp.	47,406	1,564,398
	Vishay Intertechnology, Inc.	204,441	3,391,676
*	Vishay Precision Group, Inc.	19,686	455,140
	Wayside Technology Group, Inc.	4,672	72,416
	Western Digital Corp.	77,749	3,582,674
*	WEX, Inc.	4,464	590,676
*	Wireless Telecom Group, Inc.	6,719	6,651
*	Xerox Holdings Corp.	120,460	2,203,213
	Xilinx, Inc.	22,883	1,999,974
	Xperi Corp.	61,111	933,776
*	Zebra Technologies Corp., Class A	11,840	2,719,174
*	Zendesk, Inc.	1,720	132,234
*	Zix Corp.	36,348	199,187

TOTAL INFORMATION TECHNOLOGY			505,140,209

MATERIALS — (5.6%)
*	AdvanSix, Inc.	33,712	410,612
*	AgroFresh Solutions, Inc.	1,882	3,783
	Air Products & Chemicals, Inc.	10,695	2,412,578
#	Albemarle Corp.	96,182	5,908,460
*	Alcoa Corp.	98,307	801,202
#*	Allegheny Technologies, Inc.	140,972	1,058,700
*	Amcor, PLC	162,279	1,455,643
*	American Biltrite, Inc.	22	5,888
	American Vanguard Corp.	50,052	629,154
*	Ampco-Pittsburgh Corp.	15,287	57,173
	AptarGroup, Inc.	27,809	2,977,788
*	Arconic Corp.	36,656	319,640
	Ashland Global Holdings, Inc.	56,644	3,494,368
	Avery Dennison Corp.	19,760	2,181,306

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems, Ltd.	51,587	$1,018,327
	Balchem Corp.	26,488	2,363,789
	Ball Corp.	25,400	1,665,986
*	Berry Global Group, Inc.	24,019	955,716
	Boise Cascade Co.	63,957	1,999,935
	Cabot Corp.	51,907	1,759,128
	Carpenter Technology Corp.	50,721	1,124,485
	Celanese Corp.	20,921	1,737,907
*	Century Aluminum Co.	108,025	469,909
	CF Industries Holdings, Inc.	58,752	1,615,680
	Chase Corp.	10,420	982,189
	Chemours Co. (The)	19,024	223,152
*	Clearwater Paper Corp.	23,690	567,139
#	Cleveland-Cliffs, Inc.	263,881	1,155,799
*	Coeur Mining, Inc.	285,543	1,202,136
	Commercial Metals Co.	95,274	1,518,668
#	Compass Minerals International, Inc.	37,701	1,853,381
*	Contango ORE, Inc.	1,008	10,584
*	Core Molding Technologies, Inc.	11,901	29,991
*	Corteva, Inc.	241,986	6,337,613
*	Crown Holdings, Inc.	6,500	418,665
	Domtar Corp.	68,298	1,595,441
*	Dow, Inc.	283,794	10,412,402
	DuPont de Nemours, Inc.	55,078	2,589,768
	Eagle Materials, Inc.	26,397	1,610,481
	Eastman Chemical Co.	107,241	6,489,153
	Ecolab, Inc.	9,795	1,895,332
*	Element Solutions, Inc.	303,201	3,107,810
*	Ferro Corp.	96,460	961,706
*	Ferroglobe P.L.C.	156,302	80,511
#*	Flotek Industries, Inc.	33,309	29,892
	FMC Corp.	14,998	1,378,316
	Freeport-McMoRan, Inc.	403,955	3,566,923
	Friedman Industries, Inc.	10,203	43,465
	FutureFuel Corp.	60,794	631,042
*	GCP Applied Technologies, Inc.	83,770	1,434,142
	Gold Resource Corp.	69,961	288,939
	Graphic Packaging Holding Co.	252,443	3,370,114
	Greif, Inc., Class A	41,010	1,389,829
	Greif, Inc., Class B	9,363	372,179
	Hawkins, Inc.	16,847	630,583
	Haynes International, Inc.	10,681	236,050
#	HB Fuller Co.	78,151	2,875,175
	Hecla Mining Co.	622,729	1,637,777
	Huntsman Corp.	186,015	3,126,912
*	Ingevity Corp.	19,251	999,512
	Innospec, Inc.	36,126	2,619,858
#	International Flavors & Fragrances, Inc.	5,882	770,718
	International Paper Co.	226,485	7,757,111
*	Intrepid Potash, Inc.	137,681	132,601
	Kaiser Aluminum Corp.	21,204	1,531,565
*	Koppers Holdings, Inc.	25,300	398,728
*	Kraton Corp.	38,135	595,287
#	Kronos Worldwide, Inc.	81,941	777,620
	Linde P.L.C.	10,477	1,927,663
#*	Livent Corp.	29,915	185,473
	Louisiana-Pacific Corp.	108,144	2,162,880
*	LSB Industries, Inc.	36,218	72,074
	LyondellBasell Industries NV, Class A	19,943	1,155,697

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	4,388	$834,729
	Materion Corp.	39,070	2,021,482
#*	McEwen Mining, Inc.	94,652	91,140
	Mercer International, Inc.	113,545	1,144,534
	Minerals Technologies, Inc.	41,923	1,846,289
	Mosaic Co. (The)	179,344	2,064,249
	Myers Industries, Inc.	62,972	778,334
	Neenah, Inc.	20,489	1,001,093
	NewMarket Corp.	1,937	796,959
	Newmont Corp.	70,815	4,212,076
	Nexa Resources SA	6,034	25,282
	Northern Technologies International Corp.	7,510	61,131
	Nucor Corp.	131,673	5,423,611
	O-I Glass, Inc.	189,026	1,557,574
	Olin Corp.	184,349	2,461,059
	Olympic Steel, Inc.	13,371	126,222
	Packaging Corp. of America	21,650	2,092,472
	PH Glatfelter Co.	57,826	844,260
	PolyOne Corp.	53,559	1,247,389
	PPG Industries, Inc.	12,416	1,127,745
	Rayonier Advanced Materials, Inc.	84,393	150,220
	Reliance Steel & Aluminum Co.	77,888	6,977,207
*	Resolute Forest Products, Inc.	87,950	211,960
	Royal Gold, Inc.	32,757	4,013,715
	RPM International, Inc.	22,108	1,468,192
*	Ryerson Holding Corp.	39,611	183,003
	Schnitzer Steel Industries, Inc., Class A	32,564	506,696
	Schweitzer-Mauduit International, Inc.	49,516	1,595,406
	Scotts Miracle-Gro Co. (The)	10,869	1,348,082
	Sealed Air Corp.	36,593	1,046,194
	Sensient Technologies Corp.	35,028	1,673,988
	Silgan Holdings, Inc.	54,333	1,874,489
	Sonoco Products Co.	60,999	2,979,191
	Southern Copper Corp.	2,800	90,832
	Steel Dynamics, Inc.	208,516	5,060,683
	Stepan Co.	34,954	3,334,612
*	Summit Materials, Inc., Class A	107,591	1,625,700
	SunCoke Energy, Inc.	101,130	318,560
*	Synalloy Corp.	9,826	86,862
#	Tecnoglass, Inc.	4,328	17,485
#*	TimkenSteel Corp.	47,500	123,500
*	Trecora Resources	29,982	176,894
	Tredegar Corp.	39,626	653,036
	Trinseo SA	43,068	880,741
*	Tronox Holdings P.L.C., Class A	83,405	568,822
*	UFP Technologies, Inc.	6,172	265,396
	United States Lime & Minerals, Inc.	7,942	636,154
#	United States Steel Corp.	164,257	1,261,494
*	Universal Stainless & Alloy Products, Inc.	11,632	86,891
#*	US Concrete, Inc.	16,348	313,555
	Valvoline, Inc.	50,527	868,559
*	Verso Corp., Class A	69,342	963,160
	Vulcan Materials Co.	15,682	1,771,596
	Warrior Met Coal, Inc.	59,360	744,968
	Westlake Chemical Corp.	72,184	3,136,395
	WestRock Co.	164,528	5,296,156
	Worthington Industries, Inc.	72,324	1,912,247
	WR Grace & Co.	11,437	540,170

TOTAL MATERIALS			206,087,644

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.4%)
#*	Altisource Asset Management Corp.	87	$1,631
*	Altisource Portfolio Solutions SA	3,002	25,067
*	CBRE Group, Inc., Class A	33,494	1,437,897
*	CKX Lands, Inc.	465	3,983
	Consolidated-Tomoka Land Co.	8,853	372,091
#*	Cushman & Wakefield PLC	1,460	17,768
#*	Five Point Holdings LLC, Class A	11,936	67,319
#*	Forestar Group, Inc.	11,719	154,574
*	FRP Holdings, Inc.	12,520	544,495
	Griffin Industrial Realty, Inc.	5,473	210,273
*	Howard Hughes Corp. (The)	29,979	1,623,663
*	InterGroup Corp. (The)	235	7,273
	Jones Lang LaSalle, Inc.	37,266	3,934,544
	Kennedy-Wilson Holdings, Inc.	200,652	2,839,226
*	Marcus & Millichap, Inc.	51,537	1,497,150
#*	Maui Land & Pineapple Co., Inc.	3,113	32,531
	Newmark Group, Inc., Class A	126,541	490,979
*	Rafael Holdings, Inc., Class B	20,949	295,590
	RE/MAX Holdings, Inc., Class A	20,479	538,393
	Realogy Holdings Corp.	130,149	564,847
	RMR Group, Inc. (The), Class A	10,434	309,472
#*	St Joe Co. (The)	73,856	1,351,565
*	Stratus Properties, Inc.	11,167	187,271
*	Tejon Ranch Co.	36,869	505,105
*	Trinity Place Holdings, Inc.	16,582	24,541

TOTAL REAL ESTATE			17,037,248

UTILITIES — (1.4%)
	AES Corp.	68,477	907,320
	ALLETE, Inc.	9,015	518,903
	Alliant Energy Corp.	106	5,146
	American States Water Co.	15,179	1,204,757
	Artesian Resources Corp., Class A	5,487	189,466
	Atlantica Yield P.L.C.	43,996	1,053,264
	Atmos Energy Corp.	12,334	1,257,698
	Avangrid, Inc.	12,994	558,742
	Avista Corp.	20,799	895,189
	Black Hills Corp.	14,023	868,585
	California Water Service Group	22,593	1,014,878
	Chesapeake Utilities Corp.	8,754	769,302
	Clearway Energy, Inc., Class A	10,103	188,926
	Clearway Energy, Inc., Class C	14,450	289,434
	CMS Energy Corp.	17,300	987,657
	Consolidated Water Co., Ltd.	17,333	260,342
	El Paso Electric Co.	18,380	1,249,840
	Essential Utilities, Inc.	21,570	901,410
	Evergy, Inc.	22,911	1,338,690
	Eversource Energy	15,733	1,269,653
#	Genie Energy, Ltd., Class B	24,408	192,335
	Hawaiian Electric Industries, Inc.	23,207	915,980
	IDACORP, Inc.	9,260	849,883
	MDU Resources Group, Inc.	167,375	3,759,243
	MGE Energy, Inc.	14,929	965,309
	Middlesex Water Co.	10,118	610,115
	National Fuel Gas Co.	11,930	489,130
	New Jersey Resources Corp.	52,487	1,773,011
	NiSource, Inc.	34,403	863,859
	Northwest Natural Holding Co.	12,538	816,224
	NorthWestern Corp.	22,368	1,290,410

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
NRG Energy, Inc.	44,784	$1,501,608
OGE Energy Corp.	16,299	513,744
ONE Gas, Inc.	11,667	929,977
# Ormat Technologies, Inc.	69,266	4,322,891
Otter Tail Corp.	18,309	812,553
Pinnacle West Capital Corp.	7,400	569,726
PNM Resources, Inc.	34,626	1,402,007
Portland General Electric Co.	16,898	790,657
* Pure Cycle Corp.	2,900	29,783
RGC Resources, Inc.	1,634	40,638
SJW Group	12,353	735,374
# South Jersey Industries, Inc.	38,679	1,105,833
Southwest Gas Holdings, Inc.	10,466	793,323
# Spark Energy, Inc., Class A	2,524	18,223
Spire, Inc.	9,628	702,459
TerraForm Power, Inc., Class A	25,689	444,933
UGI Corp.	26,511	800,102
Unitil Corp.	9,001	452,840
Vistra Energy Corp.	269,258	5,261,301
WEC Energy Group, Inc.	7,951	719,963
York Water Co. (The)	7,798	314,415

TOTAL UTILITIES		50,517,051

TOTAL COMMON STOCKS		3,488,847,235

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	14,980	374,500

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Parker Drilling Co. Warrants 09/16/2024	1,033	0

TOTAL INVESTMENT SECURITIES (Cost $2,712,284,980)		3,489,221,735

TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	62,541,451	62,541,451

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,327,566	84,787,265

TOTAL INVESTMENTS — (100.0%) (Cost $2,859,591,464)		$3,636,550,451

As of April 30, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	370	06/19/20	$46,220,162	$53,694,400	$7,474,238

Total Futures Contracts			$46,220,162	$53,694,400	$7,474,238

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$261,111,588	—	—	$261,111,588
Consumer Discretionary	362,921,022	$3,669	—	362,924,691
Consumer Staples	163,496,822	—	—	163,496,822
Energy	168,338,948	—	—	168,338,948
Financials	769,785,937	34,343	—	769,820,280
Health Care	399,132,613	90,574	—	399,223,187
Industrials	585,149,567	—	—	585,149,567
Information Technology	505,140,209	—	—	505,140,209
Materials	206,087,644	—	—	206,087,644
Real Estate	17,037,248	—	—	17,037,248
Utilities	50,517,051	—	—	50,517,051
Preferred Stocks
Communication Services	374,500	—	—	374,500
Temporary Cash Investments	62,541,451	—	—	62,541,451
Securities Lending Collateral	—	84,787,265	—	84,787,265
Futures Contracts**	7,474,238	—	—	7,474,238

TOTAL	$3,559,108,838	$84,915,851	—	$3,644,024,689

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	38,759	$60,076
	Alaska Communications Systems Group, Inc.	229,071	458,142
#	AMC Entertainment Holdings, Inc., Class A	356,022	1,751,628
#*	AMC Networks, Inc., Class A	363,357	8,666,064
#	Anterix, Inc.	68,931	3,618,877
	ATN International, Inc.	144,597	8,982,366
#*	AutoWeb, Inc.	99,448	94,476
*	Ballantyne Strong, Inc.	110,980	172,019
#*	Bandwidth, Inc., Class A	8,703	709,817
	Beasley Broadcast Group, Inc., Class A	78,971	195,848
*	Boingo Wireless, Inc.	528,262	7,363,972
#*	Boston Omaha Corp., Class A	6,951	112,815
	Cable One, Inc.	3,446	6,591,716
#*	Cardlytics, Inc.	15,198	683,150
#*	Cargurus, Inc.	500,403	11,449,221
#*	Cars.com, Inc.	685,260	3,549,647
*	Central European Media Enterprises, Ltd., Class A	124,045	482,535
*	Cincinnati Bell, Inc.	801,842	11,746,985
#	Cinemark Holdings, Inc.	67,399	962,458
*	Clear Channel Outdoor Holdings, Inc.	254,785	245,817
	Cogent Communications Holdings, Inc.	573,104	48,043,308
*	comScore, Inc.	54,302	156,933
	Consolidated Communications Holdings, Inc.	679,576	4,260,942
*	Cumulus Media, Inc., Class A	10,262	45,461
#*	Daily Journal Corp.	951	263,902
*	DHI Group, Inc.	178,272	495,596
	Emerald Holding, Inc.	85,080	193,982
*	Emmis Communications Corp., Class A	22,271	32,070
#	Entercom Communications Corp., Class A	910,933	1,111,338
	Entravision Communications Corp., Class A	843,146	1,230,993
#*	Eros International P.L.C.	6,500	16,575
#	EW Scripps Co. (The), Class A	677,863	5,470,354
#*	Fluent, Inc.	52,068	104,657
#*	Gaia, Inc.	108,702	988,101
#	Gannett Co., Inc.	1,325,221	1,497,500
*	Glu Mobile, Inc.	739,332	5,766,790
*	Gray Television, Inc.	753,895	8,752,721
*	Gray Television, Inc., Class A	25,939	337,337
*	Harte-Hanks, Inc.	23,819	49,067
*	Hemisphere Media Group, Inc.	105,735	981,221
*	IDT Corp., Class B	272,074	1,469,200
*	IMAX Corp.	289,859	3,333,378
#*	Intelsat SA	575,395	719,244
*	Iridium Communications, Inc.	693,985	15,618,132
	John Wiley & Sons, Inc., Class A	443,617	16,657,818
#*	Lee Enterprises, Inc.	296,132	271,346
*	Liberty Latin America, Ltd., Class A	280,988	3,006,572
#*	Liberty Latin America, Ltd., Class C	586,317	6,062,518
#*	Liberty Media Corp.-Liberty Braves, Class A	57,301	1,182,693
*	Liberty Media Corp.-Liberty Braves, Class C	141,994	2,852,659
*	Liberty TripAdvisor Holdings, Inc., Class A	987,917	2,321,605
#*	Lions Gate Entertainment Corp., Class A	366,850	2,619,309
*	Lions Gate Entertainment Corp., Class B	356,586	2,381,994
*	Loral Space & Communications, Inc.	7,984	175,648

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Marchex, Inc., Class B	766,622	$1,280,259
	Marcus Corp. (The)	136,996	1,991,922
*	Mediaco Holding, Inc., Class A	2,817	10,423
*	Meet Group, Inc. (The)	1,071,362	6,610,304
#	Meredith Corp.	416,780	6,180,847
#*	MSG Networks, Inc., Class A	510,946	6,070,038
	National CineMedia, Inc.	1,032,468	3,407,144
#	New York Times Co. (The), Class A	343,111	11,157,970
#	Nexstar Media Group, Inc., Class A	337,235	23,619,939
*	ORBCOMM, Inc.	897,979	2,370,665
*	Pegasus Cos., Inc. (The)	170	34,000
#*»	Professional Diversity Network, Inc.	8,633	5,892
*	QuinStreet, Inc.	516,682	5,249,489
#*	Reading International, Inc., Class A	191,049	814,824
*	Reading International, Inc., Class B	2,710	43,902
	Saga Communications, Inc., Class A	20,078	564,593
#	Salem Media Group, Inc.	141,526	122,151
	Scholastic Corp.	176,412	5,128,297
	Shenandoah Telecommunications Co.	520,605	27,857,574
#	Sinclair Broadcast Group, Inc., Class A	84,560	1,492,484
	Spok Holdings, Inc.	222,638	2,284,266
#*	SRAX, Inc.	29,870	68,701
*	TechTarget, Inc.	326,254	7,608,243
	TEGNA, Inc.	872,913	9,357,627
	Telephone and Data Systems, Inc.	1,027,080	20,151,310
	Townsquare Media, Inc., Class A	127,764	626,044
*	Travelzoo	136,282	759,091
#	Tribune Publishing Co.	326,541	2,798,456
	TripAdvisor, Inc.	263,863	5,269,344
*	TrueCar Inc.	195,014	499,236
*	United States Cellular Corp.	216,709	6,897,847
*	Urban One, Inc.	817,869	693,553
*	Vonage Holdings Corp.	2,098,624	17,544,497
#	World Wrestling Entertainment, Inc., Class A	56,143	2,496,679
*	Yelp, Inc.	362,005	8,090,812
*	Zedge, Inc., Class B	32,810	36,747
*	Zynga, Inc., Class A	2,582,863	19,474,787

TOTAL COMMUNICATION SERVICES			415,038,550

CONSUMER DISCRETIONARY — (12.7%)
*	1-800-Flowers.com, Inc., Class A	471,267	9,043,614
	Aaron’s, Inc.	693,175	22,119,214
#	Abercrombie & Fitch Co., Class A	622,217	6,583,056
	Acushnet Holdings Corp.	69,412	1,901,889
*	Adient P.L.C.	494,194	7,403,026
*	Adtalem Global Education, Inc.	532,621	16,921,369
	AMCON Distributing Co.	2,751	179,668
#*	American Axle & Manufacturing Holdings, Inc.	1,392,091	6,013,833
#	American Eagle Outfitters, Inc.	1,779,960	14,150,682
*	American Outdoor Brands Corp.	674,705	6,386,083
*	American Public Education, Inc.	205,811	5,303,749
*	America’s Car-Mart, Inc.	90,596	5,974,806
	Ark Restaurants Corp.	17,494	207,304
#*	Asbury Automotive Group, Inc.	222,755	15,035,962
#*	Ascena Retail Group, Inc.	120,991	175,437
*	Aspen Group, Inc.	7,240	57,196
#*	At Home Group, Inc.	275,068	646,410
*	AutoNation, Inc.	394,909	14,706,411
*	Barnes & Noble Education, Inc.	699,084	1,251,360

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	122,146	$835,479
*	BBQ Holdings, Inc.	49,193	132,575
	BBX Capital Corp.	206,783	438,380
*	Beazer Homes USA, Inc.	9,409	66,239
#	Bed Bath & Beyond, Inc.	1,281,540	7,932,733
#	Big 5 Sporting Goods Corp.	144,363	197,777
	Big Lots, Inc.	465,540	10,916,913
*	Biglari Holdings, Inc., Class A	260	92,300
*	Biglari Holdings, Inc., Class B	12,541	877,745
	BJ’s Restaurants, Inc.	217,987	4,765,196
#*	Blink Charging Co.	4,900	8,281
	Bloomin’ Brands, Inc.	1,036,787	12,493,283
#*	Blue Apron Holdings, Inc., Class A	846	6,506
#*	Boot Barn Holdings, Inc.	322,616	5,955,491
	Bowl America, Inc., Class A	10,705	107,050
#	Brinker International, Inc.	421,035	9,801,695
	Brunswick Corp.	88,193	4,208,570
#	Buckle, Inc. (The)	231,927	3,550,802
#*	Build-A-Bear Workshop, Inc.	209,841	532,996
	Caleres, Inc.	415,916	3,373,079
	Callaway Golf Co.	1,063,332	15,226,914
*	Capri Holdings, Ltd.	32,506	495,717
	Carriage Services, Inc.	234,071	3,515,746
#*	Carrols Restaurant Group, Inc.	608,207	2,219,956
#	Carter’s, Inc.	176,230	13,781,186
#	Cato Corp. (The), Class A	250,834	2,824,391
*	Cavco Industries, Inc.	95,216	14,728,011
*	Century Casinos, Inc.	5,980	27,119
*	Century Communities, Inc.	270,974	5,804,263
#	Cheesecake Factory, Inc. (The)	474,843	10,584,250
#	Chico’s FAS, Inc.	1,415,712	2,123,568
#	Children’s Place, Inc. (The)	175,526	5,188,549
#	Choice Hotels International, Inc.	197,785	14,843,764
	Churchill Downs, Inc.	107,030	10,726,547
*	Chuy’s Holdings, Inc.	217,484	3,645,032
	Citi Trends, Inc.	143,425	1,629,308
	Clarus Corp.	34,207	365,331
	Collectors Universe, Inc.	137,596	3,022,984
#*	Conn’s, Inc.	320,103	2,163,896
#*	Container Store Group, Inc. (The)	78,468	164,783
#	Cooper Tire & Rubber Co.	511,823	10,845,529
*	Cooper-Standard Holdings, Inc.	169,885	2,183,022
	Core-Mark Holding Co., Inc.	436,494	12,544,838
	Cracker Barrel Old Country Store, Inc.	134,739	13,123,579
*	Crocs, Inc.	858,983	20,830,338
#	Crown Crafts, Inc.	4,141	20,581
	Culp, Inc.	169,473	1,204,953
	Dana, Inc.	1,352,547	15,554,290
#	Dave & Buster’s Entertainment, Inc.	361,772	5,296,342
*	Deckers Outdoor Corp.	269,531	40,095,432
*	Del Taco Restaurants, Inc.	443,418	2,607,298
#*	Delphi Technologies P.L.C.	389,791	3,894,012
*	Delta Apparel, Inc.	35,597	458,489
*	Denny’s Corp.	723,891	8,158,252
#	Designer Brands, Inc., Class A	669,732	4,252,798
*	Destination XL Group, Inc.	269,728	104,574
#	Dick’s Sporting Goods, Inc.	696,944	20,483,184
#	Dillard’s, Inc., Class A	27,554	812,292
#	Dine Brands Global, Inc.	111,884	4,966,531

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dixie Group, Inc. (The)	7,509	$5,857
#*	Dorman Products, Inc.	314,915	19,864,838
	Dover Motorsports, Inc.	63,212	83,870
#*	Drive Shack, Inc.	585,123	772,362
#*	Duluth Holdings, Inc., Class B	61,001	244,614
	Educational Development Corp.	43,145	215,725
#*	El Pollo Loco Holdings, Inc.	337,927	4,132,847
#*	Eldorado Resorts, Inc.	111,136	2,382,756
*	Emerson Radio Corp.	41,514	31,136
	Escalade, Inc.	49,901	426,654
#	Ethan Allen Interiors, Inc.	293,082	3,314,757
*	Everi Holdings, Inc.	187,794	929,580
#*	Express, Inc.	900,713	1,864,476
	Extended Stay America, Inc.	392,227	4,263,507
#*	Fiesta Restaurant Group, Inc.	348,085	2,532,318
*	Five Below, Inc.	32,002	2,885,300
*	Flanigan’s Enterprises, Inc.	5,380	75,320
	Flexsteel Industries, Inc.	83,321	799,882
#*	Floor & Decor Holdings, Inc., Class A	448,448	19,014,195
	Foot Locker, Inc.	189,692	4,861,806
#*	Fossil Group, Inc.	510,140	2,020,154
*	Fox Factory Holding Corp.	379,660	19,366,457
#*	Francesca’s Holdings Corp.	7,978	21,062
*»	FRD Acquisition Co. Escrow Shares	106,674	0
*	frontdoor, Inc.	314,081	12,158,076
*	Full House Resorts, Inc.	4,937	7,603
#*	Funko, Inc., Class A	5,965	25,530
#	GameStop Corp., Class A	469,932	2,692,710
	Gap, Inc. (The)	84,704	687,796
#*	Garrett Motion, Inc.	112,151	611,223
#*	Genesco, Inc.	188,238	3,563,345
*	Gentherm, Inc.	360,997	13,515,728
*	G-III Apparel Group, Ltd.	483,873	5,482,281
#*	GNC Holdings, Inc., Class A, Class A	44,174	25,422
#*	Good Times Restaurants, Inc.	1,862	1,628
	Goodyear Tire & Rubber Co. (The)	901,208	6,461,661
#*	GoPro, Inc., Class A	219,477	772,559
	Graham Holdings Co., Class B	41,257	16,090,643
*	Grand Canyon Education, Inc.	79,086	6,802,978
*	Green Brick Partners, Inc.	104,930	934,926
#	Group 1 Automotive, Inc.	196,241	11,105,278
#*	Groupon, Inc.	3,584,608	4,373,222
*	GrubHub, Inc.	121,430	5,803,140
#	Guess?, Inc.	674,940	6,310,689
#	H&R Block, Inc.	314,683	5,239,472
#	Hamilton Beach Brands Holding Co., Class A	136,505	1,800,501
#	Hanesbrands, Inc.	313,528	3,116,468
#	Harley-Davidson, Inc.	100,317	2,189,920
#	Haverty Furniture Cos., Inc.	168,211	2,275,895
	Haverty Furniture Cos., Inc., Class A	3,785	49,830
*	Helen of Troy, Ltd.	267,091	43,877,709
#*	Hibbett Sports, Inc.	256,216	3,953,413
*	Hilton Grand Vacations, Inc.	378,164	7,790,178
#	Hooker Furniture Corp.	135,099	2,025,134
#*	Horizon Global Corp.	240,545	457,036
*	Houghton Mifflin Harcourt Co.	578,617	925,787
*	Hudson, Ltd., Class A	3,986	19,531
#*	Inspired Entertainment, Inc.	11,361	29,198
*	Installed Building Products, Inc.	292,215	14,409,122

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	International Game Technology P.L.C.	191,829	$1,446,391
#*	iRobot Corp.	273,508	16,673,048
*	J Alexander’s Holdings, Inc.	82,660	437,271
#*	J. Jill, Inc.	202,956	92,426
#	Jack in the Box, Inc.	283,824	17,114,587
#*	JAKKS Pacific, Inc.	4,092	3,233
#*	JC Penney Co., Inc.	5,250	1,334
	Johnson Outdoors, Inc., Class A	99,275	6,786,439
*	K12, Inc.	405,969	9,219,556
	KB Home	744,441	19,534,132
*	Koss Corp.	4,921	6,643
	L Brands, Inc.	303,922	3,613,633
#*	Lakeland Industries, Inc.	107,916	1,469,816
#*	Lands’ End, Inc.	95,882	815,956
*	Laureate Education, Inc., Class A	503,864	4,771,592
*»	Lazare Kaplan International Inc.	9,600	1,350
	La-Z-Boy, Inc.	508,637	11,927,538
	LCI Industries	240,757	20,878,447
*	Leaf Group, Ltd.	302,625	438,806
	Leggett & Platt, Inc.	155,183	5,451,579
#*	LGI Homes, Inc.	12,568	761,369
#*	Libbey, Inc.	172,144	197,966
#	Lifetime Brands, Inc.	124,805	711,389
*	Lindblad Expeditions Holdings, Inc.	411,703	2,750,176
*	Liquidity Services, Inc.	386,342	1,931,710
#	Lithia Motors, Inc., Class A	242,757	26,839,214
#*	Live Ventures, Inc.	1,158	7,886
*	Luby’s, Inc.	8,227	6,911
#*	Lumber Liquidators Holdings, Inc.	320,404	2,258,848
*	M/I Homes, Inc.	186,382	4,745,286
#	Macy’s, Inc.	251,810	1,475,607
*	Malibu Boats, Inc., Class A	224,927	7,732,990
	Marine Products Corp.	188,992	1,837,002
*	MarineMax, Inc.	227,939	3,284,601
	Marriott Vacations Worldwide Corp.	257,421	21,365,943
*	MasterCraft Boat Holdings, Inc.	219,801	2,296,920
*	Mattel, Inc.	420,873	3,670,013
	MDC Holdings, Inc.	516,420	15,105,285
»	Media General, Inc.	298,450	28,204
*	Meritage Homes Corp.	317,248	16,674,555
#*	Michaels Cos., Inc. (The)	1,585,027	4,818,482
*	Modine Manufacturing Co.	475,655	2,202,283
*	Monarch Casino & Resort, Inc.	25,809	860,472
#	Monro, Inc.	326,405	18,112,213
#*	Motorcar Parts of America, Inc.	241,036	3,429,942
#	Movado Group, Inc.	153,304	1,580,564
*	Murphy USA, Inc.	340,989	36,417,625
	Nathan’s Famous, Inc.	67,263	3,784,889
*	National Vision Holdings, Inc.	175,722	4,656,633
*	Nautilus, Inc.	392,133	2,544,943
*	New Home Co., Inc. (The)	199,417	454,671
#*	Noodles & Co.	251,483	1,571,769
#	Nordstrom, Inc.	255,176	4,792,205
	Office Depot, Inc.	3,935,730	8,737,321
#*	Ollie’s Bargain Outlet Holdings, Inc.	132,469	8,995,970
#	Oxford Industries, Inc.	177,131	7,425,332
	P&F Industries, Inc., Class A	11,500	52,900
	Papa John’s International, Inc.	363,383	26,134,505
#*	Party City Holdco, Inc.	376,573	285,631

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Penn National Gaming, Inc.	316,350	$5,637,357
#	Penske Automotive Group, Inc.	556,378	20,018,480
*	Perdoceo Education Corp.	905,732	11,774,516
#	PetMed Express, Inc.	275,185	10,889,070
*	Planet Fitness, Inc., Class A	47,704	2,877,982
#*	Playa Hotels & Resorts NV	58,151	143,633
*	PlayAGS, Inc.	94,020	412,748
	Polaris, Inc.	52,004	3,688,644
#*	Potbelly Corp.	307,015	1,059,202
	PVH Corp.	3,732	183,726
*	Quotient Technology Inc.	97,701	701,493
*	Qurate Retail, Inc.	261,633	2,107,454
	RCI Hospitality Holdings, Inc.	88,481	1,108,667
#*	Red Lion Hotels Corp.	243,733	392,410
#*	Red Robin Gourmet Burgers, Inc.	115,486	1,689,560
	Red Rock Resorts, Inc., Class A	111,461	1,221,613
#*	Regis Corp.	431,099	5,354,250
	Rent-A-Center, Inc.	154,459	3,074,506
*	RH	115,805	16,650,443
	Rocky Brands, Inc.	86,680	1,859,286
#*	RTW RetailWinds, Inc.	79,452	24,781
*	Rubicon Project, Inc. (The)	1,156,822	8,294,414
	Ruth’s Hospitality Group, Inc.	405,573	4,564,724
#*	Sally Beauty Holdings, Inc.	1,141,672	11,085,635
#*	Scientific Games Corp., Class A	302,456	3,813,970
#*	SeaWorld Entertainment, Inc.	437,832	6,431,752
*	Select Interior Concepts, Inc., Class A	5,266	16,851
*	ServiceMaster Global Holdings, Inc.	33,453	1,139,075
#*	Shake Shack, Inc., Class A	263,404	14,358,152
*	Shiloh Industries, Inc.	330,105	366,417
#	Shoe Carnival, Inc.	146,149	3,452,039
	Shutterstock, Inc.	256,683	9,753,954
#	Signet Jewelers, Ltd.	465,275	4,680,667
	Six Flags Entertainment Corp.	371,193	7,427,572
*	Skechers U.S.A., Inc., Class A	169,365	4,772,706
*	Skyline Champion Corp.	183,048	3,607,876
#*	Sleep Number Corp.	388,309	11,610,439
#	Sonic Automotive, Inc., Class A	368,650	7,900,170
*	Sonos, Inc.	56,038	572,708
#*	Sportsman’s Warehouse Holdings, Inc.	404,436	2,895,762
#*	Stamps.com, Inc.	137,109	21,700,241
	Standard Motor Products, Inc.	241,705	9,834,976
	Steven Madden, Ltd.	923,672	23,156,457
#*	Stitch Fix, Inc., Class A	39,066	627,009
*	Stoneridge, Inc.	373,841	7,488,035
	Strategic Education, Inc.	128,213	20,424,331
	Strattec Security Corp.	29,906	487,468
	Superior Group of Cos, Inc.	138,683	1,209,316
	Superior Industries International, Inc.	327,636	461,967
*	Sypris Solutions, Inc.	7,531	5,422
#	Tailored Brands, Inc.	444,312	737,558
*	Tandy Leather Factory, Inc.	84,087	333,825
	Tapestry, Inc.	69,920	1,040,410
#*	Taylor Morrison Home Corp.	1,513,325	22,018,879
*	Tempur Sealy International, Inc.	406,983	21,875,336
#	Tenneco, Inc., Class A	219,298	1,138,157
#	Texas Roadhouse, Inc.	394,845	18,593,251
#	Thor Industries, Inc.	214,632	14,208,638
	Tilly’s, Inc., Class A	223,851	1,318,482

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	341,220	$31,798,292
#*	Town Sports International Holdings, Inc.	310,541	185,176
*	TravelCenters of America, Inc.	46,812	515,400
#*	TRI Pointe Group, Inc.	1,510,567	17,341,309
#*	Tuesday Morning Corp.	153,624	111,377
	Tupperware Brands Corp.	460,185	1,481,796
#*	Turtle Beach Corp.	127,684	1,255,134
#	Twin River Worldwide Holding, Inc.	16,805	265,183
#*	Under Armour, Inc., Class A	161,674	1,684,643
*	Under Armour, Inc., Class C	40,390	374,415
*	Unifi, Inc.	174,984	1,811,084
*	Unique Fabricating, Inc.	993	3,227
*	Universal Electronics, Inc.	161,587	6,670,311
*	Universal Technical Institute, Inc.	156,936	1,009,098
*	Urban Outfitters, Inc.	792,415	13,740,476
#*	US Auto Parts Network, Inc.	162,608	521,972
#*	Veoneer, Inc.	18,158	177,585
*	Vera Bradley, Inc.	367,436	2,024,572
#*	Vince Holding Corp.	21,341	127,406
*	Vista Outdoor, Inc.	551,376	5,579,925
#*	Visteon Corp.	288,846	17,417,414
*	VOXX International Corp.	401,502	1,903,119
#*	Vuzix Corp.	12,574	19,490
	Wendy’s Co. (The)	1,293,118	25,681,323
	Weyco Group, Inc.	80,915	1,539,812
#	Williams-Sonoma, Inc.	77,843	4,813,811
	Wingstop, Inc.	280,479	32,891,772
	Winmark Corp.	42,721	6,408,150
#	Winnebago Industries, Inc.	353,518	15,685,594
	Wolverine World Wide, Inc.	907,582	18,596,355
#*	WW International, Inc.	313,618	8,000,395
	Wyndham Destinations, Inc.	340,471	8,705,843
	Wyndham Hotels & Resorts, Inc.	103,474	3,902,005
#*	YETI Holdings, Inc.	54,931	1,516,645
#*	ZAGG, Inc.	427,292	1,410,064
*	Zovio, Inc.	683,201	1,243,426
*	Zumiez, Inc.	291,362	6,159,393

TOTAL CONSUMER DISCRETIONARY			1,734,638,369

CONSUMER STAPLES — (4.4%)
#*	22nd Century Group, Inc.	47,785	44,927
	Alico, Inc.	46,174	1,353,360
	Andersons, Inc. (The)	251,964	4,275,829
*	Arcadia Biosciences, Inc.	3,853	16,375
#	B&G Foods, Inc.	612,673	11,898,110
*	BJ’s Wholesale Club Holdings, Inc.	708,259	18,634,294
#*	Boston Beer Co., Inc. (The), Class A	81,211	37,885,744
*	Bridgford Foods Corp.	19,669	358,369
#	Calavo Growers, Inc.	176,473	10,235,434
#	Cal-Maine Foods, Inc.	381,389	15,831,457
	Casey’s General Stores, Inc.	2,704	409,413
*	Central Garden & Pet Co.	106,587	3,510,976
*	Central Garden & Pet Co., Class A	359,165	10,922,208
*	Chefs’ Warehouse, Inc. (The)	321,992	4,533,647
	Coca-Cola Consolidated, Inc.	68,772	16,193,743
*	Coffee Holding Co., Inc.	34,601	99,997
	Coty, Inc., Class A	47,595	259,393
#*	Craft Brew Alliance, Inc.	349,879	5,283,173
*	Darling Ingredients, Inc.	1,579,791	32,527,897

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Dean Foods Co.	616,001	$48,664
*	Edgewell Personal Care Co.	486,932	13,444,193
#*	elf Beauty Inc.	104,084	1,360,378
#	Energizer Holdings, Inc.	42,770	1,666,319
#*	Farmer Bros Co.	211,228	1,951,747
	Flowers Foods, Inc.	160,587	3,577,878
#	Fresh Del Monte Produce, Inc.	419,119	11,949,083
*	Freshpet Inc.	29,529	2,226,782
#*	Hain Celestial Group, Inc. (The)	79,592	2,056,657
*	Hostess Brands, Inc.	589,777	7,089,120
#	Ingles Markets, Inc., Class A	136,407	5,569,498
	Inter Parfums, Inc.	318,872	14,250,390
#	J&J Snack Foods Corp.	186,187	23,651,335
	John B. Sanfilippo & Son, Inc.	121,986	10,018,710
	Lancaster Colony Corp.	172,231	23,187,460
#*	Landec Corp.	281,043	3,133,629
#*	Lifevantage Corp.	198,800	3,081,400
*	Lifeway Foods, Inc.	4,241	11,239
#	Limoneira Co.	201,548	2,690,666
	Mannatech, Inc.	8,053	86,570
#	Medifast, Inc.	143,601	10,896,444
#	MGP Ingredients, Inc.	175,373	6,616,823
#*	National Beverage Corp.	108,219	5,435,840
#*	Natura & Co. Holding SA, ADR	953,893	12,410,148
*	Natural Alternatives International, Inc.	56,385	389,056
#	Natural Grocers by Vitamin Cottage, Inc.	275,554	3,105,494
#	Natural Health Trends Corp.	17,580	73,133
*	Nature’s Sunshine Products, Inc.	77,429	681,375
	Nu Skin Enterprises, Inc., Class A	396,161	11,571,863
	Oil-Dri Corp. of America	51,516	1,926,183
*	Performance Food Group Co.	486,227	14,270,762
	PriceSmart, Inc.	288,589	18,336,945
#*	Pyxus International, Inc.	122,417	320,733
#*	Revlon, Inc., Class A	36,992	492,733
#*	RiceBran Technologies	54,129	69,826
#*	Rite Aid Corp.	76,256	1,092,748
	Rocky Mountain Chocolate Factory, Inc.	37,409	173,204
	Sanderson Farms, Inc.	214,155	29,155,062
	Seaboard Corp.	1,552	4,673,227
*	Seneca Foods Corp., Class A	67,590	2,431,888
*	Seneca Foods Corp., Class B	2,794	106,200
*	Simply Good Foods Co. (The)	117,789	2,220,323
	SpartanNash Co.	366,410	6,283,931
	Spectrum Brands Holdings, Inc.	233,946	10,073,715
*	Sprouts Farmers Market, Inc.	1,067,761	22,188,074
*	Tofutti Brands, Inc.	2,962	4,710
#	Tootsie Roll Industries, Inc.	208,594	7,327,907
*	TreeHouse Foods, Inc.	489,756	25,335,078
#	Turning Point Brands, Inc.	185,065	4,312,014
#*	United Natural Foods, Inc.	515,942	5,489,623
	United-Guardian, Inc.	19,179	279,054
	Universal Corp.	231,874	11,215,745
*	US Foods Holding Corp.	36,278	779,977
*	USANA Health Sciences, Inc.	206,727	18,444,183
#	Vector Group, Ltd.	1,600,615	17,126,580
#	Village Super Market, Inc., Class A	98,731	2,372,506
#	WD-40 Co.	137,300	23,928,644
#	Weis Markets, Inc.	180,147	9,012,754

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Youngevity International, Inc.	2,400	$3,960

TOTAL CONSUMER STAPLES			595,954,529

ENERGY — (2.8%)
#*	Abraxas Petroleum Corp.	156,234	49,167
	Adams Resources & Energy, Inc.	24,222	676,642
#	Amplify Energy Corp.	176,989	233,625
#*	Apergy Corp.	476,782	4,391,162
#	Arch Coal, Inc., Class A	163,186	4,763,399
	Archrock, Inc.	775,152	3,728,481
	Ardmore Shipping Corp.	225,140	1,481,421
*	Aspen Aerogels, Inc.	18,697	104,703
	Berry Corp.	36,030	123,583
#*	Bonanza Creek Energy, Inc.	199,841	3,489,224
	Cactus, Inc., Class A	314,220	5,586,832
#*	California Resources Corp.	374,971	1,049,919
#*	Callon Petroleum Co.	2,676,842	2,515,428
#*	Centennial Resource Development, Inc., Class A	707,452	834,793
#*	Chesapeake Energy Corp.	12,001	210,017
	Cimarex Energy Co.	135,888	3,454,273
*	Clean Energy Fuels Corp.	1,627,793	3,507,894
*	CNX Resources Corp.	1,882,660	19,956,196
#*	CONSOL Energy, Inc.	199,447	1,513,803
#*	Contango Oil & Gas Co.	535,041	1,091,484
	Core Laboratories NV	178,002	3,490,619
#*	Covia Holdings Corp.	1,475	959
	CVR Energy, Inc.	426,605	10,174,529
#*	Dawson Geophysical Co.	240,807	305,825
#	Delek US Holdings, Inc.	752,997	17,582,480
#*	Denbury Resources, Inc.	2,885,717	1,025,872
	DHT Holdings, Inc.	1,473,057	10,694,394
#*	Diamond Offshore Drilling, Inc.	357,508	83,979
#	DMC Global, Inc.	188,258	4,858,939
*	Dorian LPG, Ltd.	390,459	3,705,456
#*	Dril-Quip, Inc.	394,826	13,080,585
#*	Earthstone Energy, Inc., Class A	291,109	672,462
#	EnLink Midstream LLC	266,963	592,658
	EQT Corp.	446,641	6,516,492
#	Equitrans Midstream Corp.	514,972	4,315,465
#*	Era Group, Inc.	316,004	1,617,940
	Evolution Petroleum Corp.	402,576	1,195,651
*	Exterran Corp.	297,774	2,024,863
#*	Extraction Oil & Gas, Inc.	718,394	380,461
*	Forum Energy Technologies, Inc.	1,217,909	523,701
*	Frank’s International NV	370,194	899,571
#*	FTS International, Inc.	123,861	50,783
	GasLog, Ltd.	590,389	2,727,597
*	Geospace Technologies Corp.	132,714	824,154
#*	Gevo, Inc.	4,500	5,490
#*	Goodrich Petroleum Corp.	21,629	184,063
#	Green Plains, Inc.	399,576	2,345,511
*	Gulf Island Fabrication, Inc.	269,528	813,975
#*	Gulfport Energy Corp.	3,616,518	9,240,203
#	Hallador Energy Co.	158,780	120,943
*	Helix Energy Solutions Group, Inc.	1,603,494	4,072,875
#	Helmerich & Payne, Inc.	421,855	8,340,073
#*	HighPoint Resources Corp.	1,398,810	463,845
#*	Independence Contract Drilling, Inc.	7,128	55,527
	International Seaways, Inc.	299,059	7,237,228

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	ION Geophysical Corp.	147,863	$298,683
#*	KLX Energy Services Holdings, Inc.	223,996	291,195
	Kosmos Energy, Ltd.	3,407,172	5,621,834
#*	Laredo Petroleum, Inc.	2,366,074	2,579,021
#	Liberty Oilfield Services, Inc., Class A	94,941	448,122
*	Lonestar Resources US, Inc., Class A	194,354	147,029
#	Mammoth Energy Services, Inc.	58,378	49,038
#*	Matador Resources Co.	1,104,751	7,777,447
*	Matrix Service Co.	336,599	3,514,094
*	Mitcham Industries, Inc.	139,985	134,386
#*	Montage Resources Corp.	19,041	130,050
#	Murphy Oil Corp.	693,467	8,224,519
#	Nabors Industries, Ltd.	87,322	1,286,260
	NACCO Industries, Inc., Class A	56,082	1,971,282
	National Oilwell Varco, Inc.	253,409	3,203,090
*	Natural Gas Services Group, Inc.	103,566	657,644
#*	NCS Multistage Holdings, Inc.	61,585	41,262
*	Newpark Resources, Inc.	1,111,670	1,700,855
*	NexTier Oilfield Solutions, Inc.	804,878	1,867,317
#*	Nine Energy Service, Inc.	30,895	44,798
#*	Noble Corp. P.L.C.	2,348,646	605,951
#	Nordic American Tankers, Ltd.	52,461	315,815
#*	Northern Oil and Gas, Inc.	1,487,243	1,245,120
#*	Oasis Petroleum, Inc.	3,598,121	2,532,717
*	Oceaneering International, Inc.	1,141,225	5,865,896
*	Oil States International, Inc.	603,911	2,077,454
*	Overseas Shipholding Group, Inc., Class A	334,338	835,845
#*	Pacific Ethanol, Inc.	37,942	13,431
	Panhandle Oil and Gas, Inc., Class A	188,727	817,188
*	Par Pacific Holdings, Inc.	233,989	2,274,373
	Patterson-UTI Energy, Inc.	1,312,930	4,844,712
	PBF Energy, Inc., Class A	742,335	8,462,619
#*	PDC Energy, Inc.	1,093,934	14,210,203
	Peabody Energy Corp.	263,228	892,343
#*	Penn Virginia Corp.	107,508	676,225
*	PrimeEnergy Resources Corp.	145	9,060
#*	Profire Energy, Inc.	29,217	22,643
*	ProPetro Holding Corp.	450,336	1,909,425
	QEP Resources, Inc.	2,332,516	2,299,861
#	Range Resources Corp.	2,045,681	11,926,320
#*	Renewable Energy Group, Inc.	433,797	10,762,504
*	REX American Resources Corp.	51,900	3,087,012
*	RigNet, Inc.	130,417	176,063
#*	Ring Energy, Inc.	638,653	575,618
#	RPC, Inc.	493,579	1,683,104
#*	SAExploration Holdings, Inc.	4,757	9,514
*	SandRidge Energy, Inc.	257,322	512,071
	Scorpio Tankers, Inc.	352,677	7,720,100
*	SEACOR Holdings, Inc.	163,750	4,627,575
*	SEACOR Marine Holdings, Inc.	252,500	790,325
*	Select Energy Services, Inc., Class A	263,125	1,263,000
#	SFL Corp., Ltd.	552,411	6,236,720
#*	SilverBow Resources, Inc.	29,434	159,238
	SM Energy Co.	1,188,114	4,811,862
#*	Smart Sand, Inc.	66,693	55,355
#	Solaris Oilfield Infrastructure, Inc., Class A	291,017	1,990,556
#*	Southwestern Energy Co.	5,384,726	17,392,665
#*	Talos Energy, Inc.	209,045	2,381,023
#*	Teekay Corp.	8,100	30,132

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Teekay Tankers, Ltd., Class A	8,966	$182,099
*	TETRA Technologies, Inc.	1,614,569	785,165
#*	Tidewater, Inc.	103,294	594,973
#*	Transocean, Ltd.	908,394	1,162,744
#*	Unit Corp.	573,007	193,676
#	US Silica Holdings, Inc.	643,586	1,235,685
*	VAALCO Energy, Inc.	287,197	266,346
#	Valaris P.L.C.	1,717,332	782,245
#*	W&T Offshore, Inc.	1,517,427	4,203,273
	World Fuel Services Corp.	513,692	12,842,300
*	WPX Energy, Inc.	1,150,783	7,054,300

TOTAL ENERGY			374,379,584

FINANCIALS — (18.1%)
	1st Constitution Bancorp	9,973	126,657
	1st Source Corp.	227,791	7,911,181
	ACNB Corp.	11,755	328,670
	Affiliated Managers Group, Inc.	153,609	10,746,486
#	Allegiance Bancshares, Inc.	82,076	2,058,466
*	A-Mark Precious Metals, Inc.	83,798	1,240,210
*	Ambac Financial Group, Inc.	307,586	5,290,479
	American Equity Investment Life Holding Co.	838,589	17,627,141
	American National Bankshares, Inc.	65,756	1,758,973
	American National Insurance Co.	77,571	6,244,465
	American River Bankshares	8,894	83,693
	Ameris Bancorp	656,966	16,706,645
	AMERISAFE, Inc.	228,356	14,539,427
	AmeriServ Financial, Inc.	263,126	839,372
	Argo Group International Holdings, Ltd.	247,039	8,735,299
	Arrow Financial Corp.	150,047	4,276,339
	Artisan Partners Asset Management, Inc., Class A	526,173	15,490,533
	Associated Banc-Corp.	1,210,983	17,123,300
	Assured Guaranty, Ltd.	245,436	7,296,812
*	Asta Funding, Inc.	5,727	66,376
	Atlantic American Corp.	20,640	36,946
*	Atlantic Capital Bancshares, Inc.	191,099	2,398,292
	Atlantic Union Bankshares Corp.	635,660	15,173,204
*	Atlanticus Holdings Corp.	76,425	1,230,442
	Auburn National BanCorp, Inc.	2,786	120,299
	Axis Capital Holdings, Ltd.	42,829	1,567,541
*	Axos Financial, Inc.	548,087	12,633,405
#	Banc of California, Inc.	479,603	4,997,463
	BancFirst Corp.	214,984	8,279,034
*	Bancorp, Inc. (The)	756,170	5,270,505
	BancorpSouth Bank	1,089,511	23,849,396
	Bank of Commerce Holdings	61,439	472,466
#	Bank of Hawaii Corp.	381,026	25,978,353
	Bank of Marin Bancorp	103,679	3,417,260
	Bank of NT Butterfield & Son, Ltd. (The)	123,626	2,721,008
	Bank of South Carolina Corp.	808	13,372
	Bank OZK	430,602	9,740,217
	BankFinancial Corp.	134,611	1,113,233
	BankUnited, Inc.	311,833	6,177,412
	Bankwell Financial Group, Inc.	12,116	184,769
	Banner Corp.	325,273	12,500,241
	Bar Harbor Bankshares	89,581	1,646,499
*	Baycom Corp.	21,582	266,106
	BCB Bancorp, Inc.	68,734	695,588
#*	Benefytt Technologies, Inc.	8,000	209,040

211

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Berkshire Bancorp, Inc.	6,917	$60,524
	Berkshire Hills Bancorp, Inc.	399,679	6,810,530
	BGC Partners, Inc., Class A	492,872	1,525,439
*	Blucora, Inc.	304,434	4,283,386
#	BOK Financial Corp.	14,942	773,846
	Boston Private Financial Holdings, Inc.	884,334	6,720,938
	Bridge Bancorp, Inc.	155,006	3,207,074
*	Bridgewater Bancshares, Inc.	17,077	172,990
*	Brighthouse Financial, Inc.	164,726	4,235,105
*	BrightSphere Investment Group P.L.C.	605,992	4,490,401
	Brookline Bancorp, Inc.	766,446	7,825,414
	Bryn Mawr Bank Corp.	202,928	5,908,249
	Byline Bancorp, Inc.	24,925	307,076
	C&F Financial Corp.	17,903	636,631
	Cadence BanCorp	649,367	4,298,810
#*»	Calamos Asset Management, Inc., Class A	139,354	0
	California First National Bancorp	12,327	179,481
#	Cambridge Bancorp	7,278	405,967
	Camden National Corp.	169,613	5,554,826
*	Cannae Holdings, Inc.	154,874	4,886,275
#	Capital City Bank Group, Inc.	104,471	2,302,541
	Capitol Federal Financial, Inc.	1,840,693	22,069,909
	Capstar Financial Holdings, Inc.	55,931	638,173
	Carolina Financial Corp.	120,391	4,072,828
	Cathay General Bancorp	942,198	26,306,168
	CBTX, Inc.	12,539	226,454
#	CCUR Holdings, Inc.	48,574	168,795
	CenterState Bank Corp.	842,820	14,656,640
	Central Pacific Financial Corp.	267,491	4,678,418
	Central Valley Community Bancorp	35,261	515,868
	Century Bancorp, Inc., Class A	28,305	2,114,100
	Chemung Financial Corp.	5,348	131,026
	CIT Group, Inc.	152,647	2,897,240
	Citizens & Northern Corp.	58,932	1,053,704
	Citizens Community Bancorp, Inc.	2,440	18,788
	Citizens Holding Co.	2,717	55,155
#*	Citizens, Inc.	201,927	1,122,714
	City Holding Co.	144,244	9,749,452
	Civista Bancshares, Inc.	38,550	590,971
	CNB Financial Corp.	111,654	1,980,742
#	CNO Financial Group, Inc.	862,479	12,126,455
*	Coastal Financial Corp.	690	9,060
	Codorus Valley Bancorp, Inc.	21,043	295,654
	Cohen & Steers, Inc.	381,363	22,019,900
	Colony Bankcorp, Inc.	14,812	186,631
	Columbia Banking System, Inc.	776,742	20,964,267
*	Columbia Financial, Inc.	7,000	99,085
#	Community Bank System, Inc.	500,549	31,279,307
	Community Bankers Trust Corp.	113,174	632,643
	Community Trust Bancorp, Inc.	180,739	6,127,052
	Community West Bancshares	6,650	45,952
	ConnectOne Bancorp, Inc.	333,437	4,981,549
*	Consumer Portfolio Services, Inc.	225,695	668,057
#	Cowen, Inc., Class A	145,583	1,594,134
	Crawford & Co., Class A	251,294	1,789,213
	Crawford & Co., Class B	198,028	1,306,985
#	Cullen/Frost Bankers, Inc.	27,004	1,940,507
#	Curo Group Holdings Corp.	46,768	435,878
*	Customers Bancorp, Inc.	321,870	4,107,061

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	1,320,969	$27,456,341
	Diamond Hill Investment Group, Inc.	40,410	4,427,320
	Dime Community Bancshares, Inc.	387,268	6,362,813
	Donegal Group, Inc., Class A	257,706	3,690,350
	Donegal Group, Inc., Class B	5,267	70,841
*	Donnelley Financial Solutions, Inc.	444,064	3,232,786
	Eagle Bancorp Montana, Inc.	225	3,915
	Eagle Bancorp, Inc.	335,892	11,783,091
	Eaton Vance Corp.	64,909	2,382,160
#*	eHealth, Inc.	205,747	21,953,205
*	Elevate Credit, Inc.	133,182	249,050
	Employers Holdings, Inc.	315,813	9,591,241
#*	Encore Capital Group, Inc.	299,482	7,780,542
*	Enova International, Inc.	450,452	7,225,250
*	Enstar Group, Ltd.	74,698	10,802,825
	Enterprise Bancorp, Inc.	31,219	753,939
	Enterprise Financial Services Corp.	241,680	7,429,243
*	Equity Bancshares, Inc., Class A	101,318	1,898,699
	ESSA Bancorp, Inc.	49,020	588,240
	Essent Group, Ltd.	337,266	9,214,107
	Evans Bancorp, Inc.	19,830	550,679
	Evercore, Inc., Class A	329,630	17,008,908
#*	EZCORP, Inc., Class A	556,694	3,117,486
#	Farmers & Merchants Bancorp, Inc.	3,963	95,112
	Farmers National Banc Corp.	142,661	1,767,570
	FB Financial Corp.	36,308	811,121
	FBL Financial Group, Inc., Class A	200,659	7,841,754
	Federal Agricultural Mortgage Corp., Class A	2,089	130,113
	Federal Agricultural Mortgage Corp., Class C	92,381	6,155,346
	Federated Hermes, Inc., Class B	989,573	22,532,577
	FedNat Holding Co.	180,796	2,191,248
	Financial Institutions, Inc.	175,908	3,403,820
	First Bancorp	281,280	7,479,235
	First BanCorp	1,832,185	10,681,639
	First Bancorp, Inc.	82,951	1,816,627
	First Bancshares, Inc. (The)	36,285	722,797
	First Bank	35,449	280,756
	First Busey Corp.	457,204	8,421,698
	First Business Financial Services, Inc.	41,058	705,376
	First Choice Bancorp	23,450	356,909
	First Citizens BancShares, Inc., Class A	2,598	992,436
	First Commonwealth Financial Corp.	940,993	8,958,253
	First Community Bancshares, Inc.	196,452	4,630,374
	First Community Corp.	1,679	26,025
	First Defiance Financial Corp.	435,347	7,566,331
	First Financial Bancorp	950,718	14,622,043
#	First Financial Bankshares, Inc.	942,458	26,247,455
	First Financial Corp.	52,754	1,873,822
	First Financial Northwest, Inc.	89,174	875,689
	First Foundation, Inc.	336,729	4,633,391
	First Hawaiian, Inc.	385,521	6,781,314
	First Horizon National Corp.	223,016	2,024,985
	First Internet Bancorp	79,411	1,246,753
	First Interstate BancSystem, Inc., Class A	412,223	13,933,137
	First Merchants Corp.	548,585	15,530,441
	First Mid Bancshares, Inc.	36,460	973,482
	First Midwest Bancorp, Inc.	1,090,436	16,116,644
	First Northwest Bancorp	42,508	495,218
	First of Long Island Corp. (The)	232,410	3,669,754

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	21,183	$325,159
	First US Bancshares, Inc.	2,966	22,008
	FirstCash, Inc.	459,862	33,036,486
	Flagstar Bancorp, Inc.	487,846	12,640,090
	Flushing Financial Corp.	294,331	3,676,194
	FNB Corp.	840,073	6,796,191
	Franklin Financial Network, Inc.	188,578	4,473,070
	FS Bancorp, Inc.	18,139	760,931
	Fulton Financial Corp.	1,645,740	19,238,701
#	GAIN Capital Holdings, Inc.	352,767	2,307,096
	GAMCO Investors, Inc., Class A	107,888	1,396,071
*	Genworth Financial, Inc., Class A	673,113	2,443,400
	German American Bancorp, Inc.	223,394	6,641,504
#	Glacier Bancorp, Inc.	904,649	34,449,034
	Global Indemnity, Ltd.	78,545	1,931,422
#*	Goosehead Insurance, Inc., Class A	14,363	806,339
*	Great Elm Capital Group, Inc.	1,125	2,149
	Great Southern Bancorp, Inc.	150,518	6,407,551
	Great Western Bancorp, Inc.	435,035	8,178,658
*	Green Dot Corp., Class A	516,735	15,760,417
#	Greenhill & Co., Inc.	268,321	2,862,985
#*	Greenlight Capital Re, Ltd., Class A	426,331	2,779,678
	Guaranty Bancshares, Inc.	18,316	493,983
	Guaranty Federal Bancshares, Inc.	2,898	44,948
*	Hallmark Financial Services, Inc.	166,205	718,006
	Hamilton Lane, Inc., Class A	124,936	8,102,100
	Hancock Whitney Corp.	526,187	11,002,570
	Hanmi Financial Corp.	371,682	4,486,202
	Hanover Insurance Group, Inc. (The)	13,888	1,394,077
*	HarborOne Bancrop, Inc.	144,417	1,158,224
	Hawthorn Bancshares, Inc.	2,950	53,690
#	HCI Group, Inc.	190,678	7,941,739
	Heartland Financial USA, Inc.	258,746	8,789,602
	Heritage Commerce Corp.	587,603	5,217,915
	Heritage Financial Corp.	287,574	5,765,859
	Heritage Insurance Holdings, Inc.	129,874	1,472,771
	Hilltop Holdings, Inc.	1,076,042	20,767,611
	Hingham Institution For Savings (The)	9,858	1,508,471
*	HMN Financial, Inc.	31,110	482,205
	Home Bancorp, Inc.	14,543	369,392
	Home BancShares, Inc.	1,280,781	19,634,373
	HomeStreet, Inc.	289,833	7,405,233
	HomeTrust Bancshares, Inc.	51,389	789,849
	Hope Bancorp, Inc.	1,337,485	13,307,976
	Horace Mann Educators Corp.	336,012	11,814,182
	Horizon Bancorp, Inc.	370,071	4,211,408
	Houlihan Lokey, Inc.	240,450	14,277,921
*	Howard Bancorp, Inc.	43,773	488,944
	IBERIABANK Corp.	218,189	9,046,116
*	Impac Mortgage Holdings, Inc.	1,594	2,981
	Independence Holding Co.	6,965	192,652
	Independent Bank Corp.	302,276	22,032,898
	Independent Bank Corp.	26,958	396,013
	Independent Bank Group, Inc.	269,740	8,175,819
#	Interactive Brokers Group, Inc., Class A	399,083	16,362,403
	International Bancshares Corp.	664,438	19,262,058
*	INTL. FCStone, Inc.	190,684	7,619,733
	Invesco, Ltd.	131,070	1,129,823
	Investar Holding Corp.	1,068	13,403

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	702,799	$6,543,059
	Investors Title Co.	16,280	2,179,892
	James River Group Holdings, Ltd.	179,906	6,383,065
#	Janus Henderson Group P.L.C.	195,997	3,508,346
	Jefferies Financial Group, Inc.	128,366	1,761,182
	Kearny Financial Corp.	807,995	7,514,353
	Kemper Corp.	416,666	28,008,289
	Kentucky First Federal Bancorp	11,174	67,491
	Kingstone Cos., Inc.	118,460	580,454
	Kinsale Capital Group, Inc.	95,343	10,356,157
	Lake Shore Bancorp, Inc.	537	6,833
	Lakeland Bancorp, Inc.	482,046	5,394,095
#	Lakeland Financial Corp.	263,740	11,164,114
	Landmark Bancorp, Inc.	6,390	140,388
	Lazard, Ltd., Class A	170,732	4,695,130
	LCNB Corp.	1,134	16,262
	Legg Mason, Inc.	480,163	23,926,522
#*	LendingClub Corp.	687,066	5,269,796
#*	LendingTree, Inc.	111,613	27,832,934
*	Limestone Bancorp, Inc.	1,480	18,130
	Live Oak Bancshares, Inc.	166,526	2,323,038
	Luther Burbank Corp.	18,955	203,956
	Macatawa Bank Corp.	339,793	2,609,610
	Mackinac Financial Corp.	47,310	488,239
*	Magyar Bancorp, Inc.	1,800	16,200
*	Maiden Holdings, Ltd.	1,638,431	1,851,427
*	Malvern Bancorp, Inc.	5,936	78,058
#	Manning & Napier, Inc.	37,623	132,809
	Marlin Business Services Corp.	141,817	1,508,933
#*	MBIA, Inc.	916,934	7,463,843
#	Medley Management, Inc., Class A	2,000	1,000
	Mercantile Bank Corp.	152,867	3,607,661
	Merchants Bancorp	16,704	257,242
	Mercury General Corp.	548,438	22,464,020
	Meridian Bancorp, Inc.	508,205	5,986,655
	Meta Financial Group, Inc.	355,236	6,543,447
*	Metropolitan Bank Holding Corp.	5,950	149,285
	MGIC Investment Corp.	51,921	379,543
	Mid Penn Bancorp, Inc.	2,649	51,920
	Midland States Bancorp, Inc.	98,210	1,592,966
	MidWestOne Financial Group, Inc.	37,950	792,016
*	MMA Capital Holdings, Inc.	300	7,653
#	Moelis & Co., Class A	351,449	10,497,782
*	Mr Cooper Group, Inc.	226,977	2,174,440
	MSB Financial Corp.	1,139	14,796
	National Bank Holdings Corp., Class A	311,446	8,278,235
	National Bankshares, Inc.	236	7,075
	National General Holdings Corp.	691,068	13,151,024
*	National Holdings Corp.	2,600	3,692
	National Western Life Group, Inc., Class A	13,617	2,624,404
	Navient Corp.	1,792,891	13,661,829
#	NBT Bancorp, Inc.	449,701	14,898,594
	Nelnet, Inc., Class A	273,318	13,160,262
»	NewStar Financial, Inc.	274,446	192,743
*	Nicholas Financial, Inc.	57,617	333,026
*	Nicolet Bankshares, Inc.	26,681	1,467,989
*	NMI Holdings, Inc., Class A	450,121	6,085,636
*	Northeast Bank	43,033	720,803
	Northfield Bancorp, Inc.	490,641	5,529,524

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	61,258	$1,436,500
	Northwest Bancshares, Inc.	1,403,129	14,887,201
	Norwood Financial Corp.	15,526	366,802
	OceanFirst Financial Corp.	442,447	7,455,232
*	Ocwen Financial Corp.	834,226	351,793
	OFG Bancorp	441,126	5,549,365
	Ohio Valley Banc Corp.	11,334	285,617
	Old National Bancorp	1,603,566	22,722,530
	Old Second Bancorp, Inc.	263,857	2,171,543
*	On Deck Capital, Inc.	987,737	1,195,162
	OneMain Holdings, Inc.	69,795	1,689,737
	Oppenheimer Holdings, Inc., Class A	69,539	1,431,113
	Opus Bank	285,766	5,492,423
	Origin Bancorp, Inc.	10,300	229,587
	Orrstown Financial Services, Inc.	23,422	360,699
*	Pacific Mercantile Bancorp	117,546	471,359
	Pacific Premier Bancorp, Inc.	442,645	9,450,471
	PacWest Bancorp	41,622	842,429
#	Park National Corp.	87,746	7,017,925
	Parke Bancorp, Inc.	23,116	325,704
	Patriot National Bancorp, Inc.	424	2,421
	PCSB Financial Corp.	22,552	307,835
	Peapack-Gladstone Financial Corp.	206,371	3,894,221
	Penns Woods Bancorp, Inc.	39,615	907,183
	Pennymac Financial Services, Inc.	294,618	8,888,625
	Peoples Bancorp of North Carolina, Inc.	7,982	138,887
	Peoples Bancorp, Inc.	203,255	4,941,129
	People’s Utah Bancorp	130,278	2,798,371
	Pinnacle Financial Partners, Inc.	13,353	537,458
	Piper Sandler Cos	82,681	4,457,333
	PJT Partners, Inc., Class A	158,546	7,711,677
	Popular, Inc.	78,809	3,041,239
#*	PRA Group, Inc.	527,239	14,625,610
	Preferred Bank	165,179	6,301,579
	Premier Financial Bancorp, Inc.	107,007	1,391,091
	Primerica, Inc.	108,685	11,293,458
	ProAssurance Corp.	605,485	12,951,324
#	Protective Insurance Corp., Class A	1,471	27,640
	Protective Insurance Corp., Class B	84,422	1,318,672
#*	Provident Bancorp, Inc.	3,898	37,187
	Provident Financial Holdings, Inc.	66,843	872,301
	Provident Financial Services, Inc.	553,960	7,949,326
	Prudential Bancorp, Inc.	19,468	239,456
	Pzena Investment Management, Inc., Class A	203,454	1,000,994
	QCR Holdings, Inc.	124,127	3,820,629
	Radian Group, Inc.	11,900	178,262
	RBB Bancorp	36,226	468,040
*	Regional Management Corp.	127,597	2,033,896
	Renasant Corp.	507,265	13,305,561
	Republic Bancorp, Inc., Class A	94,175	3,138,853
*	Republic First Bancorp, Inc.	331,416	871,624
	Riverview Bancorp, Inc.	240,914	1,332,254
	RLI Corp.	446,592	32,525,295
	S&T Bancorp, Inc.	331,696	8,859,600
	Safeguard Scientifics, Inc.	325,241	2,305,959
	Safety Insurance Group, Inc.	179,769	15,122,168
	Salisbury Bancorp, Inc.	2,658	89,708
	Sandy Spring Bancorp, Inc.	290,878	7,417,389
	SB Financial Group, Inc.	790	11,534

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SB One Bancorp	35,253	$649,713
*	Seacoast Banking Corp. of Florida	378,486	8,504,580
*	Security National Financial Corp., Class A	2,429	14,137
*	Select Bancorp, Inc.	34,489	282,810
	Selective Insurance Group, Inc.	633,422	31,753,445
#	ServisFirst Bancshares, Inc.	404,684	14,374,376
	Severn Bancorp, Inc.	1,000	5,700
	Shore Bancshares, Inc.	54,476	604,684
	Sierra Bancorp	165,025	3,350,007
	Silvercrest Asset Management Group, Inc., Class A	31,180	317,412
	Simmons First National Corp., Class A	904,239	16,909,269
#	SLM Corp.	644,754	5,377,248
	SmartFinancial, Inc.	27,194	393,225
	Sound Financial Bancorp, Inc.	100	2,600
	South State Corp.	324,343	18,759,999
*	Southern First Bancshares, Inc.	74,397	2,169,417
	Southern Missouri Bancorp, Inc.	33,007	783,256
	Southern National Bancorp of Virginia, Inc.	85,717	863,170
#	Southside Bancshares, Inc.	321,737	9,784,022
*	Spirit of Texas Bancshares, Inc.	6,451	74,122
	State Auto Financial Corp.	394,035	9,886,338
	Sterling Bancorp	1,359,014	16,756,643
	Sterling Bancorp, Inc.	52,101	188,085
	Stewart Information Services Corp.	281,915	8,981,812
	Stifel Financial Corp.	519,288	22,994,073
	Stock Yards Bancorp, Inc.	230,816	7,626,161
	Summit Financial Group, Inc.	28,205	498,100
	Summit State Bank	743	7,430
	Synovus Financial Corp.	123,299	2,590,512
	TCF Financial Corp.	1,135,043	33,699,427
	Territorial Bancorp, Inc.	81,306	2,043,220
*	Texas Capital Bancshares, Inc.	350,801	9,745,252
	TFS Financial Corp.	10,600	144,690
*	Third Point Reinsurance, Ltd.	173,464	1,290,572
	Timberland Bancorp, Inc.	97,797	1,892,372
	Tiptree, Inc.	327,613	2,093,447
	Tompkins Financial Corp.	143,726	9,702,942
	Towne Bank	579,518	11,706,264
	TriCo Bancshares	241,547	7,275,396
*	TriState Capital Holdings, Inc.	347,961	4,948,005
*	Triumph Bancorp, Inc.	137,036	3,797,268
#*	Trupanion, Inc.	16,704	499,617
	TrustCo Bank Corp. NY	1,156,057	7,283,159
	Trustmark Corp.	708,587	18,855,500
	UMB Financial Corp.	475,127	24,155,457
	Umpqua Holdings Corp.	352,833	4,419,233
*	Unico American Corp.	11,600	46,284
	Union Bankshares, Inc.	2,252	54,116
	United Bancshares, Inc.	900	15,291
	United Bankshares, Inc.	711,839	21,326,696
	United Community Banks, Inc.	772,013	16,324,215
	United Fire Group, Inc.	203,728	5,826,621
	United Insurance Holdings Corp.	409,844	3,504,166
	United Security Bancshares	43,282	288,258
	Unity Bancorp, Inc.	51,462	738,994
	Universal Insurance Holdings, Inc.	345,006	6,289,459
	Univest Financial Corp.	284,218	5,030,659
	Unum Group	207,378	3,618,746
	Valley National Bancorp	3,051,078	25,507,012

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Value Line, Inc.	26,994	$836,274
	Veritex Holdings, Inc.	221,333	3,886,607
#	Victory Capital Holdings, Inc., Class A	17,819	268,889
#	Virtu Financial, Inc., Class A	266,926	6,238,061
#	Virtus Investment Partners, Inc.	95,250	7,740,967
#	Waddell & Reed Financial, Inc., Class A	892,684	12,988,552
	Walker & Dunlop, Inc.	340,589	13,088,835
	Washington Federal, Inc.	757,078	20,244,266
	Washington Trust Bancorp, Inc.	177,155	6,202,197
	Waterstone Financial, Inc.	285,951	4,152,009
	Webster Financial Corp.	135,699	3,833,497
	WesBanco, Inc.	572,518	14,129,744
	West BanCorp, Inc.	177,512	3,301,723
#	Westamerica BanCorp	205,625	12,954,375
	Western Alliance Bancorp	128,336	4,604,696
	Western New England Bancorp, Inc.	280,991	1,688,756
	Westwood Holdings Group, Inc.	123,568	2,845,771
	White Mountains Insurance Group, Ltd.	20,723	20,163,479
	Wintrust Financial Corp.	284,868	11,935,969
#	WisdomTree Investments, Inc.	893,725	2,895,669
#*	World Acceptance Corp.	87,842	5,960,080
	WSFS Financial Corp.	486,319	14,190,788
#	WVS Financial Corp.	4,423	60,020

TOTAL FINANCIALS			2,472,819,969

HEALTH CARE — (10.3%)
#*	Abeona Therapeutics, Inc.	42,416	100,950
#*	AC Immune SA	3,624	25,767
#*	Acadia Healthcare Co., Inc.	741,659	17,807,233
#*	Acceleron Pharma Inc.	40,357	3,653,519
#*	Accuray, Inc.	1,040,899	2,326,409
*	Acer Therapeutics, Inc.	2,509	6,022
»	Achillion Pharmaceuticals, Inc.	2,084,145	958,707
#*	Acorda Therapeutics, Inc.	654,506	629,962
*	Adamas Pharmaceuticals, Inc.	74,795	241,588
*	Addus HomeCare Corp.	174,929	14,172,748
*	Aduro Biotech, Inc.	280,923	776,752
#*	Adverum Biotechnologies, Inc.	608,084	7,205,795
*	Aeglea BioTherapeutics, Inc.	216,296	1,680,620
#*	Aerie Pharmaceuticals Inc.	20,457	311,765
*	Affimed NV	94,326	206,574
#*	Agios Pharmaceuticals, Inc.	117,558	4,836,336
*	Akebia Therapeutics, Inc.	345,004	2,794,532
#*	Akorn, Inc.	447,081	93,887
#*	Albireo Pharma, Inc.	77,616	1,743,255
*	Aldeyra Therapeutics, Inc.	54,044	170,239
*	Alkermes P.L.C.	116,600	1,598,586
*	Allied Healthcare Products, Inc.	3,353	32,289
*	Allscripts Healthcare Solutions, Inc.	1,641,157	10,667,520
#*	Alphatec Holdings, Inc.	10,940	49,558
#*	Altimmune, Inc.	22,499	68,622
#*	AMAG Pharmaceuticals, Inc.	73,626	591,217
*	Amedisys, Inc.	336,243	61,922,511
#*	American Renal Associates Holdings, Inc.	316,804	2,369,694
*	American Shared Hospital Services	11,689	20,690
#*	Amicus Therapeutics, Inc.	262,463	3,099,688
*	AMN Healthcare Services, Inc.	493,338	23,177,019
*	Amphastar Pharmaceuticals, Inc.	457,079	7,747,489
#*	AnaptysBio, Inc.	43,844	684,843

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	351,931	$3,670,640
*	ANI Pharmaceuticals, Inc.	158,865	6,356,189
*	Anika Therapeutics, Inc.	190,622	6,334,369
#*	Antares Pharma Inc.	13,169	42,668
*	Apollo Endosurgery, Inc.	9,340	21,575
*	Apollo Medical Holdings, Inc.	2,107	32,743
*	Applied Genetic Technologies Corp.	293,500	1,094,755
*	Aptinyx, Inc.	2,801	7,927
	Apyx Medical Corp.	98,692	335,553
*	AquaBounty Technologies Inc.	2,500	4,450
#*	Aravive, Inc.	60,465	812,045
*	Arcus Biosciences, Inc.	17,700	467,457
*	Ardelyx, Inc.	781,824	5,144,402
*	Arena Pharmaceuticals, Inc.	119,409	5,847,459
*	Arrowhead Pharmaceuticals, Inc.	34,507	1,188,076
*	Assembly Biosciences, Inc.	136,341	2,387,331
*	Assertio Therapeutics, Inc.	692,323	605,783
#*	Atara Biotherapeutics, Inc.	144,886	1,201,105
#*	Atossa Genetics, Inc.	5,251	11,447
*	AtriCure Inc.	30,867	1,330,985
	Atrion Corp.	12,160	7,683,053
#*	aTyr Pharma, Inc.	1,084	3,892
#*	Avanos Medical, Inc.	437,216	13,575,557
#*	Avrobio, Inc.	43,122	554,980
#*	AxoGen, Inc.	75,617	737,266
*	Baudax Bio, Inc.	2,502	7,694
*	BioDelivery Sciences International, Inc.	57,843	263,764
#*	BioLife Solutions, Inc.	8,614	94,151
*	BioSpecifics Technologies Corp.	111,343	6,336,530
*	BioTelemetry, Inc.	383,265	17,902,308
#*	Bluebird Bio, Inc.	44,681	2,407,412
*	Brookdale Senior Living, Inc.	2,253,879	8,136,503
*	Calithera Biosciences, Inc.	411,154	2,520,374
#	Cantel Medical Corp.	345,697	12,790,789
#*	Capital Senior Living Corp.	514,788	401,741
#*	CareDx, Inc.	25,478	646,632
#*	CASI Pharmaceuticals, Inc.	4,800	8,928
	Cassava Sciences, Inc.	9,944	75,922
*	Castlight Health, Inc., Class B	576,010	422,215
*	Catabasis Pharmaceuticals, Inc.	99,534	564,358
#*	Catalyst Biosciences, Inc.	171,064	1,036,648
#*	Catalyst Pharmaceuticals, Inc.	136,777	648,323
*	Celldex Therapeutics, Inc.	59,554	145,907
#*	Cellular Biomedicine Group, Inc.	3,935	57,058
*	Champions Oncology, Inc.	87,476	675,315
#*	Check Cap, Ltd.	21,600	10,737
*	Chembio Diagnostics, Inc.	5,226	66,370
*	ChemoCentryx, Inc.	396,580	21,022,706
#*	Chiasma, Inc.	24,722	127,813
*	Chimerix, Inc.	688,366	1,583,242
#*	Cidara Therapeutics, Inc.	14,987	42,413
»	Clementia Pharmaceuticals, Inc.	2,928	10,219
#*	Codexis, Inc.	31,782	368,989
*	Collegium Pharmaceutical, Inc.	248,287	5,134,575
#*	Community Health Systems, Inc.	671,966	2,036,057
	Computer Programs and Systems, Inc.	110,356	2,651,855
*	Concert Pharmaceuticals, Inc.	399,415	3,986,162
#	CONMED Corp.	240,632	17,785,111
#*	Constellation Pharmaceuticals, Inc.	2,688	96,714

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Corcept Therapeutics, Inc.	592,843	$7,505,392
*	CorVel Corp.	180,524	9,511,810
#*	Corvus Pharmaceuticals, Inc.	201,256	489,052
#*	Covetrus, Inc.	100,905	1,199,760
#*	CRISPR Therapeutics AG	3,941	193,897
*	Cross Country Healthcare, Inc.	493,573	3,104,574
*	CryoLife, Inc.	415,508	9,278,294
#*	Cumberland Pharmaceuticals, Inc.	157,605	624,116
*	Cutera, Inc.	241,014	3,241,638
#*	Cyclerion Therapeutics, Inc.	3,599	13,928
#*	Cymabay Therapeutics, Inc.	397,961	704,391
*	CynergisTek, Inc.	13,560	29,832
*	CytomX Therapeutics, Inc.	181,235	1,870,345
*	Deciphera Pharmaceuticals, Inc.	43,901	2,545,380
#*	Denali Therapeutics, Inc.	47,117	1,029,978
#*	Digirad Corp.	12,540	41,507
#*	Dyadic International, Inc.	2,130	11,992
#*	Eagle Pharmaceuticals, Inc.	88,285	4,500,769
#*	Eiger BioPharmaceuticals, Inc.	8,280	61,603
#*»	Elanco Animal Health, Inc.	600,356	0
#*	ElectroCore, Inc.	1,702	1,634
*	Electromed, Inc.	41,622	582,292
*	Emergent BioSolutions, Inc.	320,778	23,721,533
*	Enanta Pharmaceuticals, Inc.	193,057	8,952,053
*	Endo International P.L.C.	860,434	3,957,996
	Ensign Group, Inc. (The)	526,660	19,702,351
	Envista Holdings Corp.	43,687	850,586
#*	Enzo Biochem, Inc.	634,551	1,916,344
#*	Epizyme, Inc.	248,348	4,087,808
#*	Evolent Health, Inc., Class A	682,922	4,923,868
#*	Eyenovia, Inc.	7,031	25,733
#*	Fate Therapeutics, Inc.	19,284	527,996
#*	FibroGen, Inc.	111,019	4,095,491
*	Five Prime Therapeutics, Inc.	379,668	1,245,311
#*	Five Star Senior Living, Inc.	16,200	53,136
*	Fluidigm Corp.	55,677	124,716
*	FONAR Corp.	63,510	1,238,445
#*	G1 Therapeutics, Inc.	102,974	1,352,049
#*	Global Blood Therapeutics, Inc.	116,161	8,888,640
*	Globus Medical, Inc., Class A	149,898	7,114,159
*	GlycoMimetics, Inc.	352,053	982,228
#*	Gritstone Oncology, Inc.	1,250	8,763
*	Haemonetics Corp.	24,277	2,762,237
*	Hanger, Inc.	101,333	1,860,474
*	Harpoon Therapeutics, Inc.	1,323	16,670
#	Harrow Health, Inc.	8,401	37,720
*	Harvard Bioscience, Inc.	559,819	1,539,502
*	HealthStream, Inc.	329,371	7,517,893
#*	Heska Corp.	85,423	6,047,948
*	HMS Holdings Corp.	847,351	24,297,790
*	Horizon Therapeutics P.L.C.	1,429,215	51,508,909
*	ICU Medical, Inc.	43,490	9,537,792
#*	Idera Pharmaceuticals, Inc.	53,287	103,377
*	Infinity Pharmaceuticals, Inc.	382,825	405,795
*	InfuSystem Holdings, Inc.	18,998	228,926
*	Innoviva, Inc.	749,612	10,629,498
#*	Inogen, Inc.	158,648	7,932,400
*	Inovalon Holdings, Inc., Class A	24,864	435,120
#*	Inovio Pharmaceuticals, Inc.	387,915	4,666,617

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Insmed, Inc.	31,203	$717,669
*	Integer Holdings Corp.	316,918	23,597,714
*	Integra LifeSciences Holdings Corp.	64,275	3,281,239
#*	Intellia Therapeutics, Inc.	354,637	4,776,960
#*	Interpace Biosciences, Inc.	484	2,691
*	Intersect ENT Inc.	29,147	334,608
#*	Intra-Cellular Therapies, Inc.	587,490	10,380,948
#*	IntriCon Corp.	113,323	1,495,864
#	Invacare Corp.	492,630	3,704,578
#*	Iovance Biotherapeutics, Inc.	67,045	2,155,497
#*	iRadimed Corp.	4,077	88,716
*	IRIDEX Corp.	60,332	113,424
#*	Ironwood Pharmaceuticals Inc.	123,993	1,239,930
	IVERIC bio, Inc.	9,772	37,915
#*	Joint Corp. (The)	37,501	453,762
#*	Jounce Therapeutics, Inc.	282,415	1,383,833
#*	Kala Pharmaceuticals, Inc.	229,188	2,282,712
*	KalVista Pharmaceuticals, Inc.	41,865	456,747
#*	Karyopharm Therapeutics, Inc.	465,110	10,255,675
	Kewaunee Scientific Corp.	16,674	175,077
*	Kindred Biosciences, Inc.	475,217	2,385,589
*	Kiniksa Pharmaceuticals Ltd., Class A	1,290	25,736
#*	Kura Oncology, Inc.	139,517	2,029,972
#*	Lannett Co., Inc.	35,583	339,462
*	Lantheus Holdings, Inc.	447,497	5,839,836
#	LeMaitre Vascular, Inc.	291,663	8,309,479
#*	Lexicon Pharmaceuticals Inc.	5,900	11,151
*	LHC Group, Inc.	324,190	42,141,458
#*	Ligand Pharmaceuticals, Inc.	79,888	7,874,560
#	Lineage Cell Therapeutics, Inc.	73,137	62,166
*	LivaNova P.L.C.	180,589	9,592,888
	Luminex Corp.	456,507	16,457,077
#*	Lumos Pharma, Inc.	1,299	12,094
*	MacroGenics, Inc.	422,632	3,042,950
#*	Madrigal Pharmaceuticals, Inc.	17,631	1,475,362
*	Magellan Health, Inc.	240,499	14,605,504
*	Magenta Therapeutics, Inc.	1,753	14,287
#*	Mallinckrodt P.L.C.	1,067,398	4,333,636
#*	Marinus Pharmaceuticals, Inc.	44,156	90,078
*»	MedCath Corp.	65,962	0
*	MEDNAX, Inc.	217,673	3,160,612
#*	Medpace Holdings, Inc.	188,618	15,063,033
*	MEI Pharma, Inc.	75,900	205,689
*	Meridian Bioscience, Inc.	557,666	6,691,992
*	Merit Medical Systems, Inc.	522,952	21,346,901
#	Merrimack Pharmaceuticals, Inc.	130,211	480,479
#*	Mersana Therapeutics, Inc.	10,600	95,718
#	Mesa Laboratories, Inc.	34,827	8,288,826
	Millendo Therapeutics, Inc.	2,500	4,175
*	Minerva Neurosciences, Inc.	520,520	4,669,064
#*	Misonix, Inc.	84,964	1,069,697
*	Molecular Templates, Inc.	113,749	1,846,146
*	Momenta Pharmaceuticals, Inc.	323,825	10,265,252
*	MTBC, Inc.	16,275	100,580
#*	MyoKardia Inc.	17,277	1,085,341
#*	Myriad Genetics, Inc.	702,184	10,855,765
#*	Nabriva Therapeutics P.L.C.	226,060	123,949
#*	NantKwest, Inc.	5,502	21,458
	National HealthCare Corp.	62,531	4,275,244

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	National Research Corp.	150,080	$7,742,627
*	Natus Medical, Inc.	345,315	8,629,422
#*	Nektar Therapeutics	128,767	2,472,326
*	Neogen Corp.	321,283	20,109,103
*	NeoGenomics, Inc.	443,728	12,131,524
#	Neoleukin Therapeutics, Inc.	50,332	560,698
*	NextGen Healthcare, Inc.	632,739	6,675,396
*	NuVasive, Inc.	496,126	30,204,151
#*	ObsEva SA	57,899	151,695
*	Omnicell, Inc.	387,839	28,273,463
*	Opiant Pharmaceuticals, Inc.	2,884	33,974
#*	OPKO Health, Inc.	1,722,852	3,824,731
#*	Option Care Health, Inc.	198,760	2,842,268
*	OraSure Technologies, Inc.	753,736	12,014,552
*	Orthofix Medical, Inc.	207,184	7,344,673
#*	OrthoPediatrics Corp.	12,321	601,881
*	Otonomy, Inc.	327,797	747,377
#*	Ovid therapeutics, Inc.	11,352	41,321
#	Owens & Minor, Inc.	791,930	5,606,864
#*	Oxford Immunotec Global P.L.C.	45,580	567,927
#*	Pacira BioSciences, Inc.	161,771	6,679,525
#	Patterson Cos., Inc.	645,889	11,806,851
*	PDL BioPharma, Inc.	1,345,776	4,562,181
#	PDS Biotechnology Corp.	6,239	5,927
*	Pennant Group, Inc.	263,480	5,214,269
#*	PetIQ, Inc.	119,908	3,429,369
*	Pfenex, Inc.	273,796	1,574,327
	Phibro Animal Health Corp., Class A	186,008	4,968,274
*	Pieris Pharmaceuticals, Inc.	34,142	90,476
*	Premier, Inc., Class A	26,230	869,787
#*	Prestige Consumer Healthcare, Inc.	515,561	20,978,177
#*	Principia Biopharma, Inc.	2,006	124,733
*	Pro-Dex, Inc.	24,425	426,949
#*	Progenics Pharmaceuticals, Inc.	310,647	1,223,949
	ProPhase Labs, Inc.	259	439
*	Protagonist Therapeutics, Inc.	268,192	1,810,296
#*	Protalix BioTherapeutics, Inc.	3,000	11,250
*	Prothena Corp. P.L.C.	436,510	4,897,642
*	Providence Service Corp. (The)	154,290	8,950,363
	Psychemedics Corp.	64,680	388,080
#*	Pulse Biosciences, Inc.	623	6,996
*	Quidel Corp.	294,937	40,996,243
*	R1 RCM, Inc.	139,577	1,440,435
*	RadNet, Inc.	560,282	7,911,182
*	Recro Pharma, Inc.	2,868	24,263
#*	REGENXBIO, Inc.	159,452	6,349,379
*	Repligen Corp.	254,084	29,511,857
#*	Retrophin, Inc.	439,653	6,691,519
#*	Revance Therapeutics, Inc.	189,565	3,508,848
*	Rexahn Pharmaceuticals, Inc.	984	1,919
#*	Rhythm Pharmaceuticals, Inc.	45,223	852,001
#*	Rigel Pharmaceuticals, Inc.	713,922	1,277,920
#*	Rocket Pharmaceuticals, Inc.	29,691	439,427
*	RTI Surgical Holdings, Inc.	956,420	2,587,116
*	Sage Therapeutics, Inc.	14,519	565,951
#*	Sangamo Therapeutics, Inc.	433,021	3,529,121
*	scPharmaceuticals, Inc.	439	4,144
*	SeaSpine Holdings Corp.	260,933	2,687,610
*	Select Medical Holdings Corp.	1,337,883	22,837,663

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SELLAS Life Sciences Group, Inc.	9,207	$23,294
*	Sharps Compliance Corp.	4,667	28,095
#*	Sientra, Inc.	201,689	463,885
#*	SIGA Technologies, Inc.	95,027	561,610
	Simulations Plus, Inc.	211,379	8,042,971
*	Solid Biosciences, Inc.	14,186	32,912
#*	Spectrum Pharmaceuticals, Inc.	275,760	799,704
*	Spero Therapeutics, Inc.	29,675	368,860
*	Spring Bank Pharmaceuticals, Inc.	1,000	1,280
#*	STAAR Surgical Co.	64,995	2,490,608
#*	Strata Skin Sciences, Inc.	26,318	39,214
*	Supernus Pharmaceuticals, Inc.	505,923	11,838,598
*	Surgery Partners, Inc.	230,921	2,724,868
#*	Surmodics, Inc.	168,133	6,405,867
#*	Syndax Pharmaceuticals, Inc.	401,288	7,223,184
#*	Syneos Health, Inc.	36,589	2,041,300
#*	Synlogic, Inc.	245,229	510,076
#*	Syros Pharmaceuticals, Inc.	172,401	1,453,340
#*	Tabula Rasa HealthCare, Inc.	3,503	221,880
#*	Tactile Systems Technology, Inc.	23,717	1,224,272
*	Taro Pharmaceutical Industries, Ltd.	29,632	2,047,868
#*	Tenet Healthcare Corp.	1,037,927	20,945,367
#*	Tetraphase Pharmaceuticals, Inc.	2,198	3,011
#*	Tivity Health, Inc.	155,699	1,396,620
#*	Triple-S Management Corp., Class B	216,231	3,660,791
#*	Ultragenyx Pharmaceutical Inc.	190,401	11,505,932
*	United Therapeutics Corp.	196,090	21,483,620
#	US Physical Therapy, Inc.	126,462	9,547,881
	Utah Medical Products, Inc.	48,151	3,996,533
*	Vanda Pharmaceuticals, Inc.	155,196	1,784,754
*	Varex Imaging Corp.	264,757	6,918,100
*	Verastem, Inc.	153,986	291,034
#*	Vericel Corp.	122,677	1,778,816
#*	ViewRay, Inc.	58,207	121,071
#*	Viking Therapeutics, Inc.	8,126	46,806
#*	Vocera Communications, Inc.	78,575	1,489,782
#*	Voyager Therapeutics, Inc.	2,100	22,701
#*	Wright Medical Group NV	843,019	24,548,713
#*	Xencor, Inc.	72,754	2,126,599
#*	Zogenix, Inc.	160,412	4,528,431
#*	Zynex, Inc.	9,845	173,863

TOTAL HEALTH CARE			1,411,084,993

INDUSTRIALS — (18.5%)
#	AAON, Inc.	501,281	23,881,027
	AAR Corp.	259,337	5,077,818
	ABM Industries, Inc.	641,685	22,131,716
*	Acacia Research Corp.	322,182	815,120
	ACCO Brands Corp.	971,373	7,188,160
	Acme United Corp.	21,615	469,262
	Acuity Brands, Inc.	13,017	1,127,142
*	Advanced Disposal Services, Inc.	14,662	472,850
	Advanced Drainage Systems, Inc.	305,707	12,393,362
*	Aegion Corp.	271,675	4,360,384
*	AeroCentury Corp.	2,989	4,992
*	Aerojet Rocketdyne Holdings, Inc.	781,771	32,162,059
*	Aerovironment, Inc.	272,838	16,441,218
	AGCO Corp.	20,846	1,101,503
	Air Lease Corp.	131,213	3,431,220

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Air Transport Services Group, Inc.	661,131	$13,381,291
	Alamo Group, Inc.	106,287	10,462,892
	Albany International Corp., Class A	294,573	15,064,463
	Allegiant Travel Co.	154,735	12,143,603
	Allied Motion Technologies, Inc.	146,597	4,224,926
	Allison Transmission Holdings, Inc.	82,928	3,013,604
#*	Alpha Pro Tech, Ltd.	20,453	267,525
	Altra Industrial Motion Corp.	111,519	3,112,495
*	Ameresco, Inc., Class A	220,182	3,976,487
*	American Superconductor Corp.	18,008	103,546
*	American Woodmark Corp.	171,427	8,813,062
#*	AMREP Corp.	8,340	40,366
	Apogee Enterprises, Inc.	293,347	5,996,013
	Applied Industrial Technologies, Inc.	406,003	21,270,497
	ARC Document Solutions, Inc.	620,326	434,228
	ArcBest Corp.	222,357	4,529,412
	Arcosa, Inc.	5,884	219,297
#	Argan, Inc.	193,996	7,282,610
*	Armstrong Flooring, Inc.	242,574	509,405
	Armstrong World Industries, Inc.	462,142	35,621,905
*	Art’s-Way Manufacturing Co., Inc.	400	760
*	ASGN, Inc.	503,167	23,372,107
	Astec Industries, Inc.	257,571	10,331,173
*	Astronics Corp.	246,772	2,216,013
*	Astronics Corp., Class B	46,658	447,917
*	Atkore International Group, Inc.	261,941	6,375,644
*	Atlas Air Worldwide Holdings, Inc.	262,294	8,616,358
*	Avalon Holdings Corp., Class A	19,443	26,831
#*	Avis Budget Group, Inc.	416,240	6,859,635
#*	Axon Enterprise, Inc.	386,923	28,133,171
	AZZ, Inc.	265,576	8,336,431
	Barnes Group, Inc.	513,708	19,716,113
	Barrett Business Services, Inc.	98,112	4,799,639
*	Beacon Roofing Supply, Inc.	662,632	14,577,904
	BG Staffing, Inc.	88,719	1,077,936
*	Blue Bird Corp.	175,389	2,152,023
*	BMC Stock Holdings, Inc.	396,677	8,429,386
	Brady Corp., Class A	454,449	19,786,709
#	Briggs & Stratton Corp.	435,691	989,019
#*	BrightView Holdings, Inc.	4,197	53,806
	Brink’s Co. (The)	370,740	18,952,229
*	Broadwind Energy, Inc.	23,143	38,186
*	Builders FirstSource, Inc.	1,062,117	19,489,847
*	CAI International, Inc.	178,609	2,945,262
#*	Capstone Turbine Corp.	200	380
*	Casella Waste Systems, Inc., Class A	541,009	25,091,997
*	CBIZ, Inc.	442,759	10,515,526
*	CECO Environmental Corp.	433,792	2,351,153
*	Chart Industries, Inc.	362,063	12,932,890
	Chicago Rivet & Machine Co.	4,772	102,646
#*	Cimpress P.L.C.	268,781	19,564,569
*	CIRCOR International, Inc.	300,446	4,485,659
*	Civeo Corp.	1,069,839	673,999
*	Clean Harbors, Inc.	504,289	26,944,161
#*	Colfax Corp.	766,400	19,765,456
	Columbus McKinnon Corp.	212,398	5,751,738
	Comfort Systems USA, Inc.	372,873	12,416,671
*	Commercial Vehicle Group, Inc.	458,162	1,108,752
	CompX International, Inc.	9,814	135,237

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Construction Partners, Inc., Class A	43,562	$798,491
#	Copa Holdings SA, Class A	73,149	3,233,917
	CoreLogic, Inc.	420,128	16,141,318
#*	Cornerstone Building Brands, Inc.	332,367	1,771,516
	Costamare, Inc.	431,076	2,164,002
	Covanta Holding Corp.	1,348,059	10,487,899
*	Covenant Transportation Group, Inc., Class A	184,351	1,637,037
*	CPI Aerostructures, Inc.	102,929	338,636
	CRA International, Inc.	60,770	2,560,240
	CSW Industrials, Inc.	134,175	8,887,752
	Cubic Corp.	249,379	9,528,772
#*	Daseke, Inc.	26,514	45,206
	Deluxe Corp.	390,961	11,013,371
	Douglas Dynamics, Inc.	286,377	10,584,494
*	Ducommun, Inc.	115,725	3,268,074
*	DXP Enterprises, Inc.	237,215	3,539,248
#*	Dycom Industries, Inc.	318,598	10,386,295
#*	Eagle Bulk Shipping, Inc.	255,678	429,539
	Eastern Co. (The)	41,395	745,110
*	Echo Global Logistics, Inc.	372,326	6,526,875
	EMCOR Group, Inc.	174,494	11,085,604
	Encore Wire Corp.	177,009	8,103,472
#*	Energous Corp.	7,112	15,860
#*	Energy Recovery, Inc.	33,974	276,548
#	Enerpac Tool Group Corp.	581,634	9,922,676
	EnerSys	434,263	25,356,617
	Ennis, Inc.	186,089	3,463,116
	EnPro Industries, Inc.	221,555	10,047,519
	ESCO Technologies, Inc.	216,070	16,486,141
	Espey Manufacturing & Electronics Corp.	13,081	248,674
#*	EVI Industries, Inc.	9,986	182,444
*	Evoqua Water Technologies Corp.	65,121	1,045,192
#*	ExOne Co. (The)	10,900	84,693
	Exponent, Inc.	497,680	35,001,834
	Federal Signal Corp.	658,851	17,742,857
	Flowserve Corp.	159,400	4,490,298
	Fluor Corp.	129,651	1,516,917
*	Forrester Research, Inc.	202,438	6,336,309
	Forward Air Corp.	305,568	15,767,309
*	Franklin Covey Co.	174,290	3,616,518
	Franklin Electric Co., Inc.	467,822	23,765,358
*	FreightCar America, Inc.	164,779	247,169
*	FTI Consulting, Inc.	393,278	50,087,886
#*	Gates Industrial Corp. P.L.C.	27,783	238,656
#	GATX Corp.	336,621	19,961,625
	Genco Shipping & Trading, Ltd.	251,947	1,468,851
*	Gencor Industries, Inc.	159,506	1,933,213
*	Generac Holdings, Inc.	419,580	40,883,875
*	Gibraltar Industries, Inc.	264,806	12,260,518
*	GMS, Inc.	231,521	4,255,356
#	Golden Ocean Group, Ltd.	12,487	47,451
*	Goldfield Corp. (The)	488,684	1,685,960
	Gorman-Rupp Co. (The)	336,905	9,938,697
*	GP Strategies Corp.	201,237	1,601,847
#	GrafTech International, Ltd.	744,214	6,043,018
	Graham Corp.	120,009	1,572,118
#	Granite Construction, Inc.	431,225	7,089,339
*	Great Lakes Dredge & Dock Corp.	717,170	6,339,783
#	Greenbrier Cos., Inc. (The)	334,332	5,676,957

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	320,067	$5,252,299
	H&E Equipment Services, Inc.	388,335	6,314,327
*	Harsco Corp.	678,239	6,768,825
	Hawaiian Holdings, Inc.	504,442	7,263,965
#*	HC2 Holdings, Inc.	83,752	225,293
#	Healthcare Services Group, Inc.	555,488	14,159,389
	Heartland Express, Inc.	832,530	16,309,263
	Heidrick & Struggles International, Inc.	224,673	5,041,662
	Helios Technologies, Inc.	255,172	9,076,468
*	Herc Holdings, Inc.	198,144	5,593,605
*	Heritage-Crystal Clean, Inc.	223,069	4,093,316
	Herman Miller, Inc.	597,125	13,459,197
#*	Hertz Global Holdings, Inc.	1,584,609	6,401,820
*	Hill International, Inc.	676,674	1,522,517
	Hillenbrand, Inc.	257,695	5,398,710
	HNI Corp.	428,201	10,422,412
*	Houston Wire & Cable Co.	392,705	907,149
*	Hub Group, Inc., Class A	352,402	16,954,060
*	Hudson Global, Inc.	673	6,394
	Hurco Cos., Inc.	56,721	1,854,209
*	Huron Consulting Group, Inc.	227,271	12,736,267
#*	Huttig Building Products, Inc.	301,485	346,708
	Hyster-Yale Materials Handling, Inc.	120,377	4,699,518
*	IAA Inc.	25,722	992,869
	ICF International, Inc.	152,967	11,249,193
*	IES Holdings, Inc.	234,534	4,632,047
*	InnerWorkings, Inc.	769,479	1,361,978
*	Innovative Solutions & Support, Inc.	46,017	197,413
	Insperity, Inc.	167,116	7,973,104
	Insteel Industries, Inc.	257,379	4,522,149
	Interface, Inc.	563,938	5,210,787
*	JELD-WEN Holding, Inc.	305,019	3,873,741
*	JetBlue Airways Corp.	40,459	394,071
#	John Bean Technologies Corp.	300,070	23,027,372
	Kadant, Inc.	65,197	5,482,416
	Kaman Corp.	263,625	10,218,105
#	KAR Auction Services, Inc.	7,540	112,949
	Kelly Services, Inc., Class A	260,884	4,030,658
	Kelly Services, Inc., Class B	350	5,303
	Kennametal, Inc.	766,883	19,639,874
	Kforce, Inc.	309,498	9,269,465
	Kimball International, Inc., Class B	519,830	6,378,314
*	Kirby Corp.	28,253	1,509,275
	Knoll, Inc.	507,858	5,921,624
	Korn Ferry	530,105	15,282,927
*	Kratos Defense & Security Solutions, Inc.	1,075,651	16,156,278
	Landstar System, Inc.	119,759	12,372,302
*	Lawson Products, Inc.	118,126	3,970,215
*	LB Foster Co., Class A	128,475	1,848,755
*	Limbach Holdings, Inc.	92,350	287,209
	Lincoln Electric Holdings, Inc.	11,795	949,615
#	Lindsay Corp.	80,694	7,262,460
*	LS Starrett Co. (The), Class A	15,192	48,104
	LSI Industries, Inc.	614,617	3,810,625
*	Lydall, Inc.	207,609	2,325,221
	Macquarie Infrastructure Corp.	452,492	12,484,254
*	Manitex International, Inc.	172,096	688,384
*	Manitowoc Co., Inc. (The)	371,718	3,427,240
	ManpowerGroup, Inc.	22,777	1,690,964

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport, Ltd.	410,674	$9,207,311
*	Masonite International Corp.	95,330	5,632,096
#*	MasTec, Inc.	446,956	16,045,720
*	Mastech Digital, Inc.	80,483	1,259,559
	Matson, Inc.	432,256	13,071,421
	Matthews International Corp., Class A	318,170	7,616,990
	McGrath RentCorp	185,520	10,120,116
*	Mercury Systems, Inc.	403,799	36,002,719
*	Meritor, Inc.	921,410	18,888,905
#*	Mesa Air Group, Inc.	23,566	107,107
	Miller Industries, Inc.	95,475	2,900,531
*	Mistras Group, Inc.	329,659	1,565,880
	Mobile Mini, Inc.	416,932	11,911,747
	Moog, Inc., Class A	320,724	15,869,424
*	MRC Global, Inc.	859,675	4,607,858
	MSA Safety, Inc.	292,848	32,954,185
	MSC Industrial Direct Co., Inc., Class A	18,543	1,105,905
	Mueller Industries, Inc.	581,212	15,053,391
	Mueller Water Products, Inc., Class A	1,700,643	16,139,102
*	MYR Group, Inc.	194,338	5,830,140
#	National Presto Industries, Inc.	55,666	4,526,202
*	Navistar International Corp.	884,554	21,025,849
	NL Industries, Inc.	283,533	949,836
#	NN, Inc.	483,101	1,666,698
*	Northwest Pipe Co.	142,544	3,466,670
*	NOW, Inc.	1,065,372	6,573,345
#*	NV5 Global, Inc.	145,121	6,784,407
	nVent Electric P.L.C.	163,390	3,047,224
#	Omega Flex, Inc.	78,855	7,104,836
*	Orion Group Holdings, Inc.	416,481	1,049,532
	Oshkosh Corp.	25,247	1,704,930
	Owens Corning	34,417	1,492,321
*	PAM Transportation Services, Inc.	42,876	1,637,006
	Park Aerospace Corp.	242,736	3,230,816
	Park-Ohio Holdings Corp.	143,080	2,622,656
	Patrick Industries, Inc.	238,612	9,835,587
	Patriot Transportation Holding, Inc.	12,982	115,799
*	Pendrell Corp.	1	114,000
*	Performant Financial Corp.	225,196	157,637
*	Perma-Pipe International Holdings, Inc.	40,889	237,156
*	PGT Innovations, Inc.	715,717	7,400,514
*	PICO Holdings, Inc.	205,760	1,761,306
#	Pitney Bowes, Inc.	832,541	2,938,870
	Powell Industries, Inc.	136,889	3,472,874
	Preformed Line Products Co.	42,643	2,118,504
	Primoris Services Corp.	470,246	7,340,540
*	Proto Labs, Inc.	211,945	21,531,493
#	Quad/Graphics, Inc.	322,258	1,198,800
	Quanex Building Products Corp.	359,118	4,478,201
	Quanta Services, Inc.	59,600	2,167,056
*	Radiant Logistics, Inc.	515,854	2,207,855
	Raven Industries, Inc.	369,375	8,225,981
*	RBC Bearings, Inc.	241,140	30,547,615
*	RCM Technologies, Inc.	117,409	170,243
#*	Red Violet, Inc.	19,991	380,429
	Regal Beloit Corp.	398,225	28,277,957
*	Resideo Technologies, Inc.	104,328	535,203
	Resources Connection, Inc.	367,818	4,001,860
#	REV Group, Inc.	139,685	743,124

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rexnord Corp.	1,026,473	$27,991,919
#	RR Donnelley & Sons Co.	827,442	1,414,926
	Rush Enterprises, Inc., Class A	247,887	9,295,763
	Rush Enterprises, Inc., Class B	51,243	1,809,390
*	Saia, Inc.	240,325	22,234,869
	Schneider National, Inc., Class B	116,706	2,557,028
	Scorpio Bulkers, Inc.	60,831	1,559,099
	Servotronics, Inc.	1,500	10,357
*	SIFCO Industries, Inc.	18,366	44,789
	Simpson Manufacturing Co., Inc.	450,609	32,488,909
#*	SiteOne Landscape Supply, Inc.	135,876	12,042,690
	SkyWest, Inc.	509,155	15,758,347
*	SP Plus Corp.	259,999	5,483,379
	Spartan Motors, Inc.	486,359	6,852,798
#*	Spirit Airlines, Inc.	690,506	10,371,400
*	SPX Corp.	261,972	9,988,992
*	SPX FLOW, Inc.	412,896	13,448,023
	Standex International Corp.	128,763	6,417,548
	Steelcase, Inc., Class A	887,314	9,716,088
*	Stericycle, Inc.	160,889	7,851,383
*	Sterling Construction Co., Inc.	403,447	3,986,056
*	Sunrun, Inc.	216,051	3,031,196
	Systemax, Inc.	194,425	3,861,281
*	Taylor Devices, Inc.	769	8,267
#*	Team, Inc.	359,518	2,218,226
	Tennant Co.	178,953	10,588,649
	Terex Corp.	701,060	10,649,101
	Tetra Tech, Inc.	534,680	40,250,710
*	Textainer Group Holdings, Ltd.	304,576	2,674,177
*	Thermon Group Holdings, Inc.	366,155	5,594,848
	Timken Co. (The)	674,686	25,354,700
	Titan International, Inc.	824,673	1,162,789
*	Titan Machinery, Inc.	245,155	2,304,457
#*	TPI Composites, Inc.	256,083	4,489,135
*	Transcat, Inc.	46,725	1,312,505
#*	Trex Co., Inc.	432,935	41,224,071
*	TriMas Corp.	427,094	10,181,921
*	TriNet Group, Inc.	424,110	20,768,667
#	Trinity Industries, Inc.	403,940	7,792,003
	Triton International, Ltd.	698,720	21,646,346
	Triumph Group, Inc.	54,613	384,476
*	TrueBlue, Inc.	428,033	6,647,352
#*	Tutor Perini Corp.	456,014	3,192,098
#*	Twin Disc, Inc.	149,239	896,926
	UFP Industries, Inc.	606,181	24,926,163
*	Ultralife Corp.	155,467	1,096,042
	UniFirst Corp.	152,406	25,627,069
#*	Univar Solutions, Inc.	227,669	3,305,754
	Universal Logistics Holdings, Inc.	188,051	2,619,550
#	US Ecology, Inc.	215,962	7,079,234
#*	USA Truck, Inc.	136,704	680,786
	Valmont Industries, Inc.	220,758	25,881,668
*	Vectrus, Inc.	145,492	7,567,039
*	Veritiv Corp.	188,085	1,762,356
	Viad Corp.	156,765	3,757,657
#*	Vicor Corp.	127,785	6,794,328
*	Virco Manufacturing Corp.	30,131	71,712
*	Volt Information Sciences, Inc.	155,759	132,395
	VSE Corp.	90,020	1,730,184

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Wabash National Corp.	606,185	$4,970,717
	Watsco, Inc., Class B	1,528	247,918
	Watts Water Technologies, Inc., Class A	267,380	22,032,112
*	Welbilt, Inc.	1,451,140	7,154,120
#	Werner Enterprises, Inc.	775,273	31,103,953
*	WESCO International, Inc.	471,315	12,192,919
#*	Willdan Group, Inc.	71,815	1,821,228
*	Willis Lease Finance Corp.	26,350	527,264
*	WillScot Corp.	68,594	799,120
	Woodward, Inc.	32,553	1,971,410
#*	YRC Worldwide, Inc.	507,380	872,694

TOTAL INDUSTRIALS			2,521,495,178

INFORMATION TECHNOLOGY — (14.9%)
#*	2U, Inc.	29,303	695,946
#*	3D Systems Corp.	182,476	1,549,221
*	A10 Networks Inc.	46,374	316,734
*	Acacia Communications, Inc.	45,127	3,054,647
*	ACI Worldwide, Inc.	1,143,723	31,338,010
#*	ACM Research, Inc., Class A	4,207	167,986
*»	Actua Corp.	41,860	4,186
#*	Adesto Technologies Corp.	151,149	1,791,116
	ADTRAN, Inc.	715,435	7,354,672
*	Advanced Energy Industries, Inc.	415,272	23,089,123
*	Agilysys, Inc.	401,395	7,863,328
*	Airgain, Inc.	80,831	653,923
#*	Alarm.com Holdings, Inc.	395,193	17,676,983
*	Alithya Group, Inc., Class A	70,703	127,972
*	Alpha & Omega Semiconductor, Ltd.	253,329	3,047,548
#*	Altair Engineering, Inc., Class A	69,766	2,301,580
*	Ambarella, Inc.	166,641	8,761,984
	American Software, Inc., Class A	358,054	5,900,730
*	Amkor Technology, Inc.	2,481,912	24,521,291
*	Amtech Systems, Inc.	198,092	982,536
*	Anixter International, Inc.	341,977	31,755,984
#*	Appfolio, Inc., Class A	134,593	14,786,387
#*	Applied Optoelectronics, Inc.	85,931	921,180
#*	Arlo Technologies, Inc.	812,185	2,225,387
	AstroNova, Inc.	67,000	471,010
#*	Asure Software, Inc.	91,474	563,480
#*	Avaya Holdings Corp.	168,088	1,670,795
*	Aviat Networks, Inc.	8,967	85,814
#*	Avid Technology, Inc.	644,334	4,523,225
	Avnet, Inc.	50,133	1,504,993
*	Aware, Inc.	134,898	343,990
*	Axcelis Technologies, Inc.	444,561	10,384,945
*	AXT, Inc.	526,933	2,913,939
#	Badger Meter, Inc.	291,424	17,202,759
	Bel Fuse, Inc., Class A	8,954	63,663
	Bel Fuse, Inc., Class B	132,014	984,824
#	Belden, Inc.	411,204	14,059,065
	Benchmark Electronics, Inc.	246,327	5,089,116
*	BK Technologies Corp.	30,643	86,413
	Blackbaud, Inc.	293,821	16,236,548
#*	Blackline Inc.	60,766	3,690,927
*	Bottomline Technologies De, Inc.	278,137	11,578,843
#*	Boxlight Corp., Class A	4,723	3,448
*	Brightcove, Inc.	88,852	693,046
#*	BroadVision, Inc.	18,154	78,425

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Brooks Automation, Inc.	625,474	$24,074,494
*	BSQUARE Corp.	34,170	33,828
	Cabot Microelectronics Corp.	240,668	29,491,457
*	CACI International, Inc., Class A	148,491	37,143,539
*	CalAmp Corp.	437,469	2,939,792
*	Calix, Inc.	813,905	9,359,907
*	Cardtronics P.L.C., Class A	481,237	11,020,327
#*	Casa Systems, Inc.	128,932	661,421
	Cass Information Systems, Inc.	161,414	6,474,316
*	CEVA, Inc.	251,489	7,884,180
*	ChannelAdvisor Corp.	84,481	872,689
*	Cirrus Logic, Inc.	572,846	43,307,158
*	Clearfield, Inc.	126,199	1,644,373
#*	Coda Octopus Group, Inc.	17,289	105,463
#*	Coherent, Inc.	77,027	9,849,442
	Cohu, Inc.	442,973	7,322,344
#*	CommScope Holding Co., Inc.	155,501	1,712,066
	Communications Systems, Inc.	44,163	251,287
*	CommVault Systems, Inc.	250,041	10,674,250
*	Computer Task Group, Inc.	182,459	766,328
	Comtech Telecommunications Corp.	252,045	4,665,353
*	Conduent, Inc.	1,716,002	4,324,325
*	Cornerstone OnDemand Inc.	203,830	6,840,535
#*	Cree, Inc.	128,490	5,541,774
	CSG Systems International, Inc.	317,854	15,441,347
	CSP, Inc.	16,000	167,840
	CTS Corp.	276,217	6,397,186
#*	CVD Equipment Corp.	8,212	31,534
#*	CyberOptics Corp.	116,670	2,985,585
#	Daktronics, Inc.	833,823	3,768,880
*	DASAN Zhone Solutions, Inc.	11,560	74,100
*	Data I/O Corp.	137,421	395,772
*	Digi International, Inc.	222,496	2,525,330
#*	Digimarc Corp.	1,239	20,753
*	Digital Turbine, Inc.	88,506	518,645
*	Diodes, Inc.	473,230	24,082,675
*	DSP Group, Inc.	329,723	5,687,722
	DXC Technology Co.	24,515	444,457
#	Ebix, Inc.	252,068	5,275,783
*	EchoStar Corp., Class A	135,974	4,289,980
*	eGain Corp.	332,946	2,763,452
*	EMCORE Corp.	266,409	727,297
*	Endurance International Group Holdings, Inc.	479,738	1,230,528
#*	Enphase Energy Inc.	263,162	12,323,876
	Entegris, Inc.	366,371	19,868,299
*	Envestnet, Inc.	230,650	14,420,238
*	ePlus, Inc.	97,926	6,928,264
*	Euronet Worldwide, Inc.	19,464	1,786,017
*	Everspin Technologies, Inc.	10,662	40,196
	EVERTEC, Inc.	431,826	10,942,471
*	Evo Payments, Inc., Class A	13,000	258,830
*	ExlService Holdings, Inc.	332,883	20,548,868
*	Extreme Networks, Inc.	364,866	1,240,544
*	Fabrinet	382,941	24,029,548
*	FARO Technologies, Inc.	190,938	10,480,587
#*	Finjan Holdings, Inc.	424,555	522,203
*	FireEye, Inc.	216,420	2,490,994
#*	First Solar, Inc.	57,814	2,544,394
*	Fitbit, Inc., Class A	1,116,931	7,472,268

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex, Ltd.	88,286	$861,671
*	FormFactor, Inc.	781,039	18,198,209
*	Frequency Electronics, Inc.	53,410	536,770
#	GlobalSCAPE, Inc.	125,450	1,169,194
#*	Globant SA	250,280	28,949,888
#*	GreenSky, Inc., Class A	5,500	23,870
*	GSE Systems, Inc.	72,970	76,619
*	GSI Technology, Inc.	248,664	1,922,173
#*	GTT Communications, Inc.	490,581	5,573,000
	Hackett Group, Inc. (The)	468,227	6,943,806
#*	Harmonic, Inc.	1,364,001	7,911,206
#*	I3 Verticals, Inc., Class A	60,592	1,408,158
*	Ichor Holdings, Ltd.	247,052	6,151,595
*	IEC Electronics Corp.	102,789	749,332
#*	II-VI, Inc.	249,421	8,585,071
#*	Image Sensing Systems, Inc.	27,942	110,091
#*	Immersion Corp.	340,661	2,371,001
#*	Impinj, Inc.	23,283	522,936
#*	Infinera Corp.	765,227	4,717,624
*	Information Services Group, Inc.	233,130	582,825
#*	Inphi Corp.	143,183	13,822,887
#*	Inseego Corp.	6,875	82,156
*	Insight Enterprises, Inc.	290,901	15,793,015
#*	Intelligent Systems Corp.	36,037	1,208,681
	InterDigital, Inc.	330,636	19,100,842
*	inTEST Corp.	155,632	547,825
*	Intevac, Inc.	324,930	1,787,115
*	Iteris, Inc.	145,622	581,032
*	Itron, Inc.	390,369	27,255,564
#	j2 Global, Inc.	271,214	21,870,697
	Jabil, Inc.	143,058	4,068,570
	KBR, Inc.	1,405,805	28,481,609
	KEMET Corp.	840,028	22,689,156
*	Key Tronic Corp.	55,537	257,136
*	Kimball Electronics, Inc.	198,802	2,687,803
*	Knowles Corp.	965,843	15,018,859
	Kulicke & Soffa Industries, Inc.	530,336	12,712,154
*	KVH Industries, Inc.	233,201	2,164,105
*	Lantronix, Inc.	140,656	444,473
*	Lattice Semiconductor Corp.	1,312,033	29,533,863
*	LGL Group, Inc. (The)	14,601	143,972
*	Limelight Networks, Inc.	1,691,024	8,573,492
	Littelfuse, Inc.	7,190	1,044,276
*	LiveRamp Holdings, Inc.	684,237	25,905,213
	LogMeIn, Inc.	119,302	10,195,549
#*	Lumentum Holdings, Inc.	234,042	18,936,338
*	Luna Innovations, Inc.	164,187	1,252,747
#*	MACOM Technology Solutions Holdings, Inc.	185,563	5,689,362
#*	MagnaChip Semiconductor Corp.	117,697	1,361,754
*	Manhattan Associates, Inc.	438,572	31,112,298
	ManTech International Corp., Class A	255,301	19,035,243
	MAXIMUS, Inc.	28,826	1,940,566
*	MaxLinear, Inc.	616,588	10,167,536
	Methode Electronics, Inc.	380,437	11,420,719
*	MicroStrategy, Inc., Class A	82,762	10,455,323
*	Mimecast, Ltd.	273,129	11,170,976
#*	Mitek Systems, Inc.	174,716	1,630,100
	MKS Instruments, Inc.	88,369	8,857,225
#*	MoneyGram International, Inc.	30,881	51,262

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MTS Systems Corp.	153,264	$3,259,925
#*	Napco Security Technologies, Inc.	253,211	5,074,348
#*	NCR Corp.	803,956	16,497,177
*	NeoPhotonics Corp.	669,363	6,439,272
#*	Net Element, Inc.	16,251	35,427
*	NETGEAR, Inc.	311,955	7,480,681
*	Netscout Systems, Inc.	760,811	20,146,275
*	NetSol Technologies, Inc.	87,935	199,612
	Network-1 Technologies, Inc.	190,714	429,106
*	New Relic, Inc.	68,747	3,691,026
	NIC, Inc.	743,569	18,016,677
*	Novanta, Inc.	343,356	29,834,203
	NVE Corp.	59,742	3,391,553
*	OneSpan, Inc.	433,806	7,287,941
*	Onto Innovation Inc.	578,093	18,764,899
*	Optical Cable Corp.	26,264	69,600
*	OSI Systems, Inc.	204,838	14,826,174
#*	PAR Technology Corp.	157,662	2,981,388
#*	Park City Group, Inc.	1,617	8,020
#*	Paylocity Holding Corp.	135,544	15,523,854
#	Paysign, Inc.	54,250	466,550
	PC Connection, Inc.	89,863	4,129,205
	PC-Tel, Inc.	189,683	1,295,535
*	PDF Solutions, Inc.	335,970	5,365,441
*	Perceptron, Inc.	112,305	315,577
*	Perficient, Inc.	369,715	12,877,173
	Perspecta, Inc.	581,748	12,548,304
*	PFSweb, Inc.	365,102	1,533,428
*	Photronics, Inc.	544,839	6,510,826
*	Pixelworks, Inc.	449,147	2,061,585
#	Plantronics, Inc.	37,596	530,856
*	Plexus Corp.	335,038	21,003,532
	Power Integrations, Inc.	285,286	29,199,022
*	Powerfleet, Inc.	47,912	229,978
*	PRGX Global, Inc.	247,592	992,844
	Progress Software Corp.	473,106	19,354,766
	QAD, Inc., Class A	133,251	5,639,182
	QAD, Inc., Class B	15,510	464,524
#*	Qualys, Inc.	373,392	39,370,452
#*	Qumu Corp.	16,254	41,285
*	Rambus, Inc.	1,184,595	14,842,975
*	RealNetworks, Inc.	175,968	132,187
	RF Industries, Ltd.	87,582	487,832
*	Ribbon Communications, Inc.	725,368	2,643,966
	Richardson Electronics, Ltd.	83,382	333,528
*	Rogers Corp.	183,122	20,333,867
*	Rosetta Stone, Inc.	80,243	1,370,550
#*	Sailpoint Technologies Holdings, Inc.	250,024	4,647,946
*	Sanmina Corp.	724,585	20,092,742
	Sapiens International Corp. NV	55,486	1,372,724
*	ScanSource, Inc.	238,776	6,189,074
	Science Applications International Corp.	353,108	28,834,799
*	Seachange International, Inc.	319,262	948,208
*	SecureWorks Corp., Class A	2,110	24,012
*	Semtech Corp.	633,644	28,666,055
*	ServiceSource International, Inc.	446,233	548,867
#*	SharpSpring, Inc.	3,591	24,742
#*	ShotSpotter, Inc.	41,366	1,421,749
*	Sigmatron International, Inc.	5,900	18,585

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*»	Silicon Graphics, Inc.	10,199	$0
*	Silicon Laboratories, Inc.	252,975	24,594,229
#*	SMART Global Holdings, Inc.	271,496	6,866,134
#*	SMTC Corp.	20,584	64,016
*	SolarEdge Technologies, Inc.	216,559	24,165,819
*	SPS Commerce, Inc.	110,672	6,143,403
*	StarTek, Inc.	355,500	1,482,435
*	Steel Connect, Inc.	626,109	482,104
#*	Stratasys, Ltd.	279,360	4,944,672
*	Super Micro Computer, Inc.	75,039	1,718,393
	Support.com, Inc.	4,802	6,867
	Switch, Inc., Class A	23,960	411,393
*	Sykes Enterprises, Inc.	426,152	12,200,732
#*	Synaptics, Inc.	307,579	20,112,591
#*	Synchronoss Technologies, Inc.	376,209	1,297,921
	SYNNEX Corp.	168,548	14,758,063
*	Tech Data Corp.	393,553	55,349,294
*	Telenav, Inc.	382,127	1,784,533
#*	Teradata Corp.	257,096	6,321,991
	TESSCO Technologies, Inc.	95,902	590,756
	TiVo Corp.	1,360,324	9,563,078
	TransAct Technologies, Inc.	85,682	364,148
*	Trio-Tech International	3,256	8,824
	TTEC Holdings, Inc.	445,706	17,373,620
*	TTM Technologies, Inc.	988,776	11,459,914
#*	Ultra Clean Holdings, Inc.	802,271	14,753,764
#*	Unisys Corp.	621,730	7,827,581
#*	Upland Software, Inc.	135,440	4,283,967
*	Veeco Instruments, Inc.	627,381	6,857,274
*	Verint Systems, Inc.	484,073	20,689,280
#*	Veritone, Inc.	37,411	192,293
*	ViaSat, Inc.	161,174	6,833,778
*	Viavi Solutions, Inc.	1,282,698	15,494,992
*	Virtusa Corp.	335,409	11,068,497
	Vishay Intertechnology, Inc.	1,131,435	18,770,507
*	Vishay Precision Group, Inc.	145,997	3,375,451
	Wayside Technology Group, Inc.	14,899	230,935
*	WEX, Inc.	2,155	285,150
*	Wireless Telecom Group, Inc.	138,822	137,420
	Xperi Corp.	505,258	7,720,342
*	Zix Corp.	521,391	2,857,223

TOTAL INFORMATION TECHNOLOGY			2,033,486,380

MATERIALS — (4.7%)
#	Advanced Emissions Solutions, Inc.	27,722	205,974
*	AdvanSix, Inc.	140,522	1,711,558
#*	AgroFresh Solutions, Inc.	96,715	194,397
*	Alcoa Corp.	645,205	5,258,421
#*	Allegheny Technologies, Inc.	1,259,746	9,460,692
	American Vanguard Corp.	326,652	4,106,016
*	Ampco-Pittsburgh Corp.	864	3,231
	Ashland Global Holdings, Inc.	112,926	6,966,405
*	Axalta Coating Systems, Ltd.	65,021	1,283,515
	Balchem Corp.	302,309	26,978,055
	Boise Cascade Co.	402,802	12,595,619
	Cabot Corp.	398,366	13,500,624
	Carpenter Technology Corp.	482,139	10,689,022
#*	Century Aluminum Co.	914,450	3,977,857
	Chase Corp.	62,170	5,860,144

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chemours Co. (The)	283,211	$3,322,065
*	Clearwater Paper Corp.	129,185	3,092,689
#	Cleveland-Cliffs, Inc.	4,020,823	17,611,205
*	Coeur Mining, Inc.	1,916,956	8,070,385
	Commercial Metals Co.	1,145,629	18,261,326
#	Compass Minerals International, Inc.	343,862	16,904,256
*	Core Molding Technologies, Inc.	58,140	146,513
	Domtar Corp.	615,476	14,377,519
	Eagle Materials, Inc.	111,095	6,777,906
*	Element Solutions, Inc.	2,274,112	23,309,648
*	Ferro Corp.	851,592	8,490,372
*	Ferroglobe P.L.C.	515,506	265,537
#*»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#*	Flotek Industries, Inc.	538,710	483,438
#*	Forterra, Inc.	52,964	432,186
	Friedman Industries, Inc.	95,283	405,906
	FutureFuel Corp.	385,481	4,001,293
*	GCP Applied Technologies, Inc.	562,842	9,635,855
#	Gold Resource Corp.	640,856	2,646,735
	Graphic Packaging Holding Co.	1,166,649	15,574,764
	Greif, Inc., Class A	264,571	8,966,311
	Greif, Inc., Class B	22,155	880,661
	Hawkins, Inc.	129,359	4,841,907
	Haynes International, Inc.	148,887	3,290,403
#	HB Fuller Co.	500,454	18,411,703
	Hecla Mining Co.	2,788,451	7,333,626
	Huntsman Corp.	101,100	1,699,491
*	Ingevity Corp.	191,046	9,919,108
	Innospec, Inc.	248,646	18,031,808
*	Intrepid Potash, Inc.	1,029,208	991,230
	Kaiser Aluminum Corp.	156,943	11,335,993
*	Koppers Holdings, Inc.	230,963	3,639,977
*	Kraton Corp.	316,614	4,942,345
#	Kronos Worldwide, Inc.	500,290	4,747,752
#*	Livent Corp.	182,863	1,133,751
	Louisiana-Pacific Corp.	907,976	18,159,520
#*	LSB Industries, Inc.	355,512	707,469
	Materion Corp.	181,002	9,365,043
#*	McEwen Mining, Inc.	113,975	109,747
#	Mercer International, Inc.	540,000	5,443,200
	Minerals Technologies, Inc.	354,369	15,606,411
	Myers Industries, Inc.	435,776	5,386,191
	Neenah, Inc.	165,567	8,089,604
	NewMarket Corp.	1,326	545,569
#	Nexa Resources SA	7,687	32,209
	Northern Technologies International Corp.	74,230	604,232
	O-I Glass, Inc.	1,009,171	8,315,569
	Olin Corp.	975,049	13,016,904
	Olympic Steel, Inc.	105,888	999,583
	PH Glatfelter Co.	334,984	4,890,766
	PolyOne Corp.	698,323	16,263,943
*	PQ Group Holdings, Inc.	25,300	296,516
#	Quaker Chemical Corp.	2,986	454,230
#*	Ramaco Resources, Inc.	16,468	38,864
	Rayonier Advanced Materials, Inc.	728,988	1,297,599
*	Resolute Forest Products, Inc.	713,511	1,719,561
*	Ryerson Holding Corp.	484,051	2,236,316
	Schnitzer Steel Industries, Inc., Class A	247,697	3,854,165
#	Schweitzer-Mauduit International, Inc.	335,918	10,823,278

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	393,938	$18,826,297
	Silgan Holdings, Inc.	712,227	24,571,831
	Stepan Co.	220,814	21,065,656
*	Summit Materials, Inc., Class A	668,726	10,104,450
	SunCoke Energy, Inc.	795,092	2,504,540
#*	Synalloy Corp.	59,508	526,051
*	TimkenSteel Corp.	543,117	1,412,104
*	Trecora Resources	203,004	1,197,724
	Tredegar Corp.	345,771	5,698,306
	Trinseo SA	312,700	6,394,715
*	Tronox Holdings P.L.C., Class A	916,936	6,253,503
#*	UFP Technologies, Inc.	45,313	1,948,459
	United States Lime & Minerals, Inc.	41,908	3,356,831
#	United States Steel Corp.	646,044	4,961,618
*	Universal Stainless & Alloy Products, Inc.	97,274	726,637
#*	US Concrete, Inc.	192,295	3,688,218
	Valvoline, Inc.	1,158,632	19,916,884
*	Venator Materials P.L.C.	118,710	150,762
*	Verso Corp., Class A	350,767	4,872,154
	Warrior Met Coal, Inc.	118,698	1,489,660
	Worthington Industries, Inc.	580,460	15,347,362
	WR Grace & Co.	95,401	4,505,789

TOTAL MATERIALS			644,543,234

REAL ESTATE — (0.5%)
#*	Altisource Asset Management Corp.	803	15,056
#*	Altisource Portfolio Solutions SA	110,392	921,773
#*	CKX Lands, Inc.	5,107	43,741
	Consolidated-Tomoka Land Co.	46,251	1,943,929
*	Cushman & Wakefield PLC	5,000	60,850
#*	Five Point Holdings LLC, Class A	12,587	70,991
#*	Forestar Group, Inc.	42,230	557,014
*	FRP Holdings, Inc.	101,574	4,417,453
	Griffin Industrial Realty, Inc.	22,068	847,853
*	Howard Hughes Corp. (The)	2,572	139,299
#*	InterGroup Corp. (The)	1,860	57,567
*	JW Mays, Inc.	200	4,218
	Kennedy-Wilson Holdings, Inc.	1,305,311	18,470,151
*	Marcus & Millichap, Inc.	305,996	8,889,184
#*	Maui Land & Pineapple Co., Inc.	103,582	1,082,432
	Newmark Group, Inc., Class A	94,062	364,961
*	Rafael Holdings, Inc., Class B	222,402	3,138,092
	RE/MAX Holdings, Inc., Class A	170,935	4,493,881
#	Realogy Holdings Corp.	1,162,538	5,045,415
	RMR Group, Inc. (The), Class A	95,479	2,831,907
#*	St Joe Co. (The)	256,879	4,700,886
*	Stratus Properties, Inc.	49,374	828,002
*	Tejon Ranch Co.	332,788	4,559,196
#*	Trinity Place Holdings, Inc.	55,114	81,569

TOTAL REAL ESTATE			63,565,420

UTILITIES — (3.7%)
	ALLETE, Inc.	324,146	18,657,844
	American States Water Co.	368,828	29,273,878
	Artesian Resources Corp., Class A	102,102	3,525,582
	Atlantica Yield P.L.C.	320,351	7,669,203
	Avista Corp.	633,808	27,279,096
	Black Hills Corp.	226,624	14,037,091

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
#	California Water Service Group	468,280	$21,035,138
	Chesapeake Utilities Corp.	154,205	13,551,535
	Clearway Energy, Inc., Class A	323,835	6,055,714
	Clearway Energy, Inc., Class C	583,529	11,688,086
	Consolidated Water Co., Ltd.	146,435	2,199,454
	El Paso Electric Co.	364,995	24,819,660
#	Genie Energy, Ltd., Class B	283,265	2,232,128
#	Hawaiian Electric Industries, Inc.	336,393	13,277,432
	MDU Resources Group, Inc.	19,068	428,267
	MGE Energy, Inc.	336,346	21,748,132
	Middlesex Water Co.	202,933	12,236,860
#	National Fuel Gas Co.	157,041	6,438,681
	New Jersey Resources Corp.	599,233	20,242,091
	Northwest Natural Holding Co.	276,363	17,991,231
	NorthWestern Corp.	467,832	26,989,228
	ONE Gas, Inc.	153,010	12,196,427
#	Ormat Technologies, Inc.	470,860	29,386,373
	Otter Tail Corp.	369,492	16,398,055
#	PNM Resources, Inc.	739,823	29,955,433
	Portland General Electric Co.	228,563	10,694,463
*	Pure Cycle Corp.	1,400	14,378
	RGC Resources, Inc.	25,404	631,797
	SJW Group	174,732	10,401,796
#	South Jersey Industries, Inc.	809,574	23,145,721
	Southwest Gas Holdings, Inc.	182,875	13,861,925
#	Spark Energy, Inc., Class A	130,620	943,076
	Spire, Inc.	403,147	29,413,605
	TerraForm Power, Inc., Class A	367,618	6,367,144
	Unitil Corp.	186,335	9,374,514
	York Water Co. (The)	164,615	6,637,277

TOTAL UTILITIES			500,798,315

TOTAL COMMON STOCKS			12,767,804,521

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	56,147	1,403,675

ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	10,595	0

TOTAL PREFERRED STOCKS			1,403,675

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights 12/31/19, Class A	11,370	341

ENERGY — (0.0%)
*»	Parker Drilling Co. Warrants 09/16/2024	1,405	0

HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrant 08/02/2023	479,820	0

TOTAL RIGHTS/WARRANTS			341

TOTAL INVESTMENT SECURITIES (Cost $12,188,896,611)			12,769,208,537

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.7%)
State Street Institutional U.S. Government Money Market Fund 0.216%	234,064,635	$234,064,635

SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	55,655,694	643,992,035

TOTAL INVESTMENTS — (100.0%) (Cost $13,066,841,275)		$13,647,265,207

As of April 30, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,656	06/19/20	$208,300,961	$240,318,720	$32,017,759

Total Futures Contracts			$208,300,961	$240,318,720	$32,017,759

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$415,032,658	$5,892	—	$415,038,550
Consumer Discretionary	1,734,608,815	29,554	—	1,734,638,369
Consumer Staples	595,954,529	—	—	595,954,529
Energy	374,379,584	—	—	374,379,584
Financials	2,472,627,226	192,743	—	2,472,819,969
Health Care	1,410,116,067	968,926	—	1,411,084,993
Industrials	2,521,495,178	—	—	2,521,495,178
Information Technology	2,033,482,194	4,186	—	2,033,486,380
Materials	644,543,234	—	—	644,543,234
Real Estate	63,565,420	—	—	63,565,420
Utilities	500,798,315	—	—	500,798,315
Preferred Stocks
Communication Services	1,403,675	—	—	1,403,675
Rights/Warrants
Consumer Discretionary	—	341	—	341
Temporary Cash Investments	234,064,635	—	—	234,064,635
Securities Lending Collateral	—	643,992,035	—	643,992,035
Futures Contracts**	32,017,759	—	—	32,017,759

TOTAL	$13,034,089,289	$645,193,677	—	$13,679,282,966

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
	A.H. Belo Corp., Class A	496,212	$769,129
	Alaska Communications Systems Group, Inc.	81,047	162,094
#*	AMC Networks, Inc., Class A	11,468	273,512
#	Anterix, Inc.	33,042	1,734,705
	ATN International, Inc.	152,487	9,472,492
#*	AutoWeb, Inc.	3,221	3,060
*	Ballantyne Strong, Inc.	102,209	158,424
*	Bandwidth, Inc., Class A	5,812	474,027
	Beasley Broadcast Group, Inc., Class A	8,036	19,929
*	Boingo Wireless, Inc.	324,811	4,527,865
#*	Boston Omaha Corp., Class A	761	12,351
#*	Cars.com, Inc.	368,116	1,906,841
*	Central European Media Enterprises, Ltd., Class A	145,369	565,485
*	Cincinnati Bell, Inc.	165,619	2,426,318
*	Clear Channel Outdoor Holdings, Inc.	125,736	121,310
*	comScore, Inc.	202,559	585,395
	Consolidated Communications Holdings, Inc.	320,896	2,012,018
#*	Cumulus Media, Inc., Class A	31,594	139,961
#*	Daily Journal Corp.	472	130,980
*	DHI Group, Inc.	103,212	286,929
	Emerald Holding, Inc.	154,075	351,291
*	Emmis Communications Corp., Class A	7,745	11,153
#	Entercom Communications Corp., Class A	685,862	836,752
	Entravision Communications Corp., Class A	817,069	1,192,921
#*	Eros International P.L.C.	20,324	51,826
#	EW Scripps Co. (The), Class A	591,136	4,770,468
*	Fluent, Inc.	22,454	45,133
#*	Gaia, Inc.	55,587	505,286
	Gannett Co., Inc.	0	0
*	Glu Mobile, Inc.	300,358	2,342,792
*	Gray Television, Inc.	583,699	6,776,745
*	Gray Television, Inc., Class A	28,171	366,364
*	Harte-Hanks, Inc.	27,464	56,576
*	Hemisphere Media Group, Inc.	61,957	574,961
*	IDT Corp., Class B	243,518	1,314,997
*	IMAX Corp.	386,462	4,444,313
	John Wiley & Sons, Inc., Class A	15,361	576,806
*	Lee Enterprises, Inc.	85,075	77,954
*	Liberty Latin America, Ltd., Class A	18,817	201,342
*	Liberty Latin America, Ltd., Class C	37,419	386,912
#*	Liberty Media Corp.-Liberty Braves, Class A	38,562	795,920
*	Liberty Media Corp.-Liberty Braves, Class C	68,739	1,380,966
*	Liberty TripAdvisor Holdings, Inc., Class A	363,696	854,686
*	LICT Corp.	1	10,725
#*	Lions Gate Entertainment Corp., Class A	374,427	2,673,409
*	Lions Gate Entertainment Corp., Class B	389,388	2,601,112
#*	Loral Space & Communications, Inc.	34,283	754,226
*	Marchex, Inc., Class B	79,671	133,051
	Marcus Corp. (The)	202,920	2,950,457
*	Mediaco Holding, Inc., Class A	3,168	11,722
#*	Meet Group, Inc. (The)	467,682	2,885,598
#	Meredith Corp.	54,495	808,161
#*	MSG Networks, Inc., Class A	400,650	4,759,722
	National CineMedia, Inc.	396,681	1,309,047

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ORBCOMM, Inc.	370,364	$977,761
*	Pegasus Cos., Inc. (The)	205	41,000
#*»	Professional Diversity Network, Inc.	1,600	1,092
*	QuinStreet, Inc.	360,874	3,666,480
#*	Reading International, Inc., Class A	159,853	681,773
*	Reading International, Inc., Class B	11,620	188,244
	Saga Communications, Inc., Class A	52,100	1,465,052
	Salem Media Group, Inc.	18,082	15,607
	Scholastic Corp.	111,100	3,229,649
#	Shenandoah Telecommunications Co.	447,065	23,922,448
	Spok Holdings, Inc.	153,308	1,572,940
#*	SRAX, Inc.	4,419	10,164
*	TechTarget, Inc.	203,907	4,755,111
	Telephone and Data Systems, Inc.	63,854	1,252,815
	Townsquare Media, Inc., Class A	102,456	502,034
*	Travelzoo	58,722	327,082
#	Tribune Publishing Co.	123,646	1,059,646
*	TrueCar Inc.	363,655	930,957
*	Urban One, Inc.	67,585	57,312
*	Vonage Holdings Corp.	125,848	1,052,089
*	Yelp, Inc.	39,673	886,692
#*	Zedge, Inc., Class B	70,067	78,475

TOTAL COMMUNICATION SERVICES			119,270,642

CONSUMER DISCRETIONARY — (11.3%)
#*	1-800-Flowers.com, Inc., Class A	386,693	7,420,639
#	Abercrombie & Fitch Co., Class A	530,454	5,612,203
	Acushnet Holdings Corp.	120,313	3,296,576
*	Adient P.L.C.	510,792	7,651,664
*	Adtalem Global Education, Inc.	52,673	1,673,421
	AMCON Distributing Co.	5,890	384,676
*	American Axle & Manufacturing Holdings, Inc.	671,803	2,902,189
#	American Eagle Outfitters, Inc.	130,319	1,036,036
*	American Outdoor Brands Corp.	334,132	3,162,559
*	American Public Education, Inc.	63,634	1,639,848
*	America’s Car-Mart, Inc.	88,967	5,867,374
	Ark Restaurants Corp.	36,613	433,864
#*	Asbury Automotive Group, Inc.	149,741	10,107,517
#*	Barnes & Noble Education, Inc.	201,608	360,878
	Bassett Furniture Industries, Inc.	83,906	573,917
*	BBQ Holdings, Inc.	60,547	163,174
	BBX Capital Corp.	260,692	552,667
*	Beazer Homes USA, Inc.	70,534	496,559
#	Bed Bath & Beyond, Inc.	161,319	998,565
	Big Lots, Inc.	127,874	2,998,645
#*	Biglari Holdings, Inc., Class A	1,149	407,895
*	Biglari Holdings, Inc., Class B	14,685	1,027,803
#	BJ’s Restaurants, Inc.	228,445	4,993,808
	Bloomin’ Brands, Inc.	225,858	2,721,589
#*	Boot Barn Holdings, Inc.	228,460	4,217,372
	Bowl America, Inc., Class A	55,406	554,060
#	Brinker International, Inc.	172,091	4,006,278
#*	Build-A-Bear Workshop, Inc.	140,421	356,669
	Caleres, Inc.	446,858	3,624,018
	Callaway Golf Co.	1,013,461	14,512,762
	Canterbury Park Holding Corp.	10,905	108,832
	Carriage Services, Inc.	198,399	2,979,953
#*	Carrols Restaurant Group, Inc.	302,461	1,103,983
	Cato Corp. (The), Class A	194,436	2,189,349

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	85,656	$13,249,270
*	Century Casinos, Inc.	5,712	25,904
*	Century Communities, Inc.	147,297	3,155,102
#	Cheesecake Factory, Inc. (The)	124,844	2,782,773
#	Chico’s FAS, Inc.	1,006,635	1,509,952
#	Children’s Place, Inc. (The)	102,691	3,035,546
#*	Chuy’s Holdings, Inc.	130,985	2,195,309
	Citi Trends, Inc.	92,779	1,053,969
	Clarus Corp.	161,508	1,724,905
	Collectors Universe, Inc.	59,788	1,313,542
#*	Conn’s, Inc.	160,879	1,087,542
#*	Container Store Group, Inc. (The)	121,431	255,005
	Cooper Tire & Rubber Co.	414,296	8,778,932
*	Cooper-Standard Holdings, Inc.	91,959	1,181,673
	Core-Mark Holding Co., Inc.	272,320	7,826,477
#	Cracker Barrel Old Country Store, Inc.	9,438	919,261
*	Crocs, Inc.	522,598	12,673,001
#	Crown Crafts, Inc.	12,250	60,883
	Culp, Inc.	154,230	1,096,575
	Dana, Inc.	271,252	3,119,398
#	Dave & Buster’s Entertainment, Inc.	146,678	2,147,366
*	Del Taco Restaurants, Inc.	317,182	1,865,030
#*	Delphi Technologies P.L.C.	228,347	2,281,187
*	Delta Apparel, Inc.	79,200	1,020,096
*	Denny’s Corp.	602,348	6,788,462
#	Designer Brands, Inc., Class A	395,805	2,513,362
*	Destination XL Group, Inc.	103,980	40,313
	Dick’s Sporting Goods, Inc.	9,675	284,348
#	Dillard’s, Inc., Class A	16,569	488,454
#	Dine Brands Global, Inc.	66,527	2,953,134
*	Dixie Group, Inc. (The)	7,488	5,841
#*	Dorman Products, Inc.	44,682	2,818,541
	Dover Motorsports, Inc.	118,272	156,923
#*	Drive Shack, Inc.	219,174	289,310
#*	Duluth Holdings, Inc., Class B	26,501	106,269
	Educational Development Corp.	73,800	369,000
#*	El Pollo Loco Holdings, Inc.	267,761	3,274,717
*	Emerson Radio Corp.	29,992	22,494
	Escalade, Inc.	71,194	608,709
#	Ethan Allen Interiors, Inc.	283,418	3,205,458
*	Everi Holdings, Inc.	316,180	1,565,091
#*	Express, Inc.	416,068	861,261
	Extended Stay America, Inc.	37,637	409,114
#*	Fiesta Restaurant Group, Inc.	229,976	1,673,075
*	Flanigan’s Enterprises, Inc.	21,606	302,484
	Flexsteel Industries, Inc.	84,641	812,554
#*	Fossil Group, Inc.	200,168	792,665
#*	Fox Factory Holding Corp.	167,424	8,540,298
»	FRD Acquisition Co. Escrow Shares	294,513	0
*	Full House Resorts, Inc.	683	1,052
#	GameStop Corp., Class A	341,035	1,954,131
#*	Garrett Motion, Inc.	76,660	417,797
*	Genesco, Inc.	147,475	2,791,702
*	Gentherm, Inc.	360,260	13,488,134
*	G-III Apparel Group, Ltd.	315,496	3,574,570
#*	Good Times Restaurants, Inc.	1,131	989
	Goodyear Tire & Rubber Co. (The)	37,938	272,015
#*	GoPro, Inc., Class A	303,206	1,067,285
	Graham Holdings Co., Class B	1,383	539,384

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Green Brick Partners, Inc.	187,379	$1,669,547
	Group 1 Automotive, Inc.	130,500	7,384,995
#*	Groupon, Inc.	1,569,041	1,914,230
#	Guess?, Inc.	540,337	5,052,151
#	Hamilton Beach Brands Holding Co., Class A	118,594	1,564,255
#	Haverty Furniture Cos., Inc.	130,427	1,764,677
	Haverty Furniture Cos., Inc., Class A	18,691	246,067
*	Hibbett Sports, Inc.	40,996	632,568
*	Hilton Grand Vacations, Inc.	34,538	711,483
#	Hooker Furniture Corp.	87,240	1,307,728
#*	Horizon Global Corp.	88,294	167,759
*	Houghton Mifflin Harcourt Co.	527,958	844,733
*	Hudson, Ltd., Class A	8,806	43,149
#*	Inspired Entertainment, Inc.	3,393	8,720
*	Installed Building Products, Inc.	202,656	9,992,967
#*	iRobot Corp.	42,695	2,602,687
*	J Alexander’s Holdings, Inc.	92,421	488,907
#*	J. Jill, Inc.	169,098	77,007
#	Jack in the Box, Inc.	74,234	4,476,310
#*	JAKKS Pacific, Inc.	4,064	3,211
	Johnson Outdoors, Inc., Class A	80,066	5,473,312
*	K12, Inc.	307,962	6,993,817
	KB Home	121,271	3,182,151
#*	Kontoor Brands, Inc.	7,151	138,801
*	Koss Corp.	115,135	155,432
*	Lakeland Industries, Inc.	49,911	679,788
#*	Lands’ End, Inc.	48,971	416,743
*»	Lazare Kaplan International Inc.	81,643	11,479
	La-Z-Boy, Inc.	518,285	12,153,783
	LCI Industries	49,722	4,311,892
*	Leaf Group, Ltd.	145,294	210,676
#»	LEAR Corp.	498,411	0
#*	LGI Homes, Inc.	9,971	604,043
#*	Libbey, Inc.	81,316	93,513
	Lifetime Brands, Inc.	106,529	607,215
*	Lindblad Expeditions Holdings, Inc.	151,503	1,012,040
#*	Liquidity Services, Inc.	205,898	1,029,490
#	Lithia Motors, Inc., Class A	15,171	1,677,306
#*	Live Ventures, Inc.	1,917	13,055
*	Luby’s, Inc.	8,544	7,177
#*	Lumber Liquidators Holdings, Inc.	155,740	1,097,967
*	M/I Homes, Inc.	195,293	4,972,160
#	Macy’s, Inc.	10,867	63,681
*	Malibu Boats, Inc., Class A	132,182	4,544,417
#	Marine Products Corp.	188,525	1,832,463
*	MarineMax, Inc.	144,058	2,075,876
*	MasterCraft Boat Holdings, Inc.	60,575	633,009
	MDC Holdings, Inc.	459,566	13,442,305
*	Meritage Homes Corp.	74,993	3,941,632
#*	Michaels Cos., Inc. (The)	231,072	702,459
*	Modine Manufacturing Co.	308,117	1,426,582
*	Monarch Casino & Resort, Inc.	27,353	911,949
#*	Monitronics International, Inc.	1,366	7,513
#	Monro, Inc.	21,912	1,215,897
#*	Motorcar Parts of America, Inc.	144,997	2,063,307
	Movado Group, Inc.	132,066	1,361,600
	Nathan’s Famous, Inc.	53,696	3,021,474
*	National Vision Holdings, Inc.	107,085	2,837,752
*	Nautilus, Inc.	167,771	1,088,834

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	New Home Co., Inc. (The)	142,064	$323,906
	Nobility Homes, Inc.	16,285	341,985
#*	Noodles & Co.	89,011	556,319
	Office Depot, Inc.	3,365,198	7,470,740
#	Oxford Industries, Inc.	186,317	7,810,409
	P&F Industries, Inc., Class A	8,593	39,528
	Papa John’s International, Inc.	72,276	5,198,090
	Penske Automotive Group, Inc.	2,231	80,271
*	Perdoceo Education Corp.	723,488	9,405,344
#	PetMed Express, Inc.	202,975	8,031,721
*	Playa Hotels & Resorts NV	333,319	823,298
*	Potbelly Corp.	82,372	284,183
*	QEP Co., Inc.	8,467	80,606
*	Quotient Technology Inc.	112,908	810,679
	RCI Hospitality Holdings, Inc.	32,826	411,310
#*	Red Lion Hotels Corp.	149,760	241,114
#*	Red Robin Gourmet Burgers, Inc.	106,263	1,554,628
#*	Regis Corp.	294,735	3,660,609
	Rent-A-Center, Inc.	189,988	3,781,711
	Rocky Brands, Inc.	57,502	1,233,418
*	RTW RetailWinds, Inc.	83,425	26,020
#*	Rubicon Project, Inc. (The)	357,070	2,560,192
	Ruth’s Hospitality Group, Inc.	317,854	3,577,447
#*	Sally Beauty Holdings, Inc.	390,380	3,790,590
*	Select Interior Concepts, Inc., Class A	1,444	4,621
*	Shake Shack, Inc., Class A	50,095	2,730,678
*	Shiloh Industries, Inc.	120,809	134,098
#	Shoe Carnival, Inc.	106,576	2,517,325
#	Shutterstock, Inc.	140,802	5,350,476
#	Signet Jewelers, Ltd.	436,002	4,386,180
*	Skyline Champion Corp.	184,948	3,645,325
*	Sleep Number Corp.	367,917	11,000,718
#	Sonic Automotive, Inc., Class A	330,174	7,075,629
*	Sonos, Inc.	142,832	1,459,743
*	Sportsman’s Warehouse Holdings, Inc.	2,056	14,721
#*	Stamps.com, Inc.	32,249	5,104,049
	Standard Motor Products, Inc.	258,324	10,511,204
	Steven Madden, Ltd.	89,865	2,252,916
*	Stoneridge, Inc.	301,463	6,038,304
	Strattec Security Corp.	33,460	545,398
	Superior Group of Cos, Inc.	114,659	999,826
	Superior Industries International, Inc.	74,752	105,400
*	Sypris Solutions, Inc.	11,829	8,517
*	Tandy Leather Factory, Inc.	100,384	398,524
#	Tenneco, Inc., Class A	45,203	234,604
	Tilly’s, Inc., Class A	131,431	774,129
*	TopBuild Corp.	36,367	3,389,041
#*	Town Sports International Holdings, Inc.	45,376	27,058
*	TravelCenters of America, Inc.	42,088	463,389
#*	TRI Pointe Group, Inc.	145,555	1,670,971
#*	Turtle Beach Corp.	2,100	20,643
#	Twin River Worldwide Holding, Inc.	6,244	98,530
*	Unifi, Inc.	165,281	1,710,658
*	Universal Electronics, Inc.	128,246	5,293,995
*	Universal Technical Institute, Inc.	92,105	592,235
*	Urban Outfitters, Inc.	47,198	818,413
#*	Veoneer, Inc.	6,356	62,162
*	Vera Bradley, Inc.	496	2,733
*	Vince Holding Corp.	2,376	14,185

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vista Outdoor, Inc.	702,214	$7,106,406
#*	Visteon Corp.	89,944	5,423,623
*	VOXX International Corp.	85,138	403,554
#*	Vuzix Corp.	9,749	15,111
	Weyco Group, Inc.	112,047	2,132,254
	Wingstop, Inc.	136,621	16,021,545
	Winmark Corp.	53,366	8,004,900
	Winnebago Industries, Inc.	345,353	15,323,313
	Wolverine World Wide, Inc.	100,798	2,065,351
#*	WW International, Inc.	200,278	5,109,092
#*	YETI Holdings, Inc.	11,870	327,731
#*	ZAGG, Inc.	163,232	538,666
*	Zovio, Inc.	100,203	182,369
*	Zumiez, Inc.	229,101	4,843,195

TOTAL CONSUMER DISCRETIONARY			573,498,343

CONSUMER STAPLES — (4.2%)
	Alico, Inc.	77,875	2,282,516
	Andersons, Inc. (The)	244,447	4,148,266
*	Bridgford Foods Corp.	72,953	1,329,204
#	Calavo Growers, Inc.	177,092	10,271,336
#	Cal-Maine Foods, Inc.	160,505	6,662,563
*	Central Garden & Pet Co.	74,584	2,456,797
*	Central Garden & Pet Co., Class A	300,481	9,137,627
#*	Chefs’ Warehouse, Inc. (The)	265,327	3,735,804
	Coca-Cola Consolidated, Inc.	55,380	13,040,329
*	Coffee Holding Co., Inc.	43,125	124,631
#*	Craft Brew Alliance, Inc.	183,408	2,769,461
*	Edgewell Personal Care Co.	337,314	9,313,240
#*	elf Beauty Inc.	118,722	1,551,697
*	Farmer Bros Co.	166,412	1,537,647
	Fresh Del Monte Produce, Inc.	47,879	1,365,030
#*	Hain Celestial Group, Inc. (The)	107,591	2,780,151
*	Hostess Brands, Inc.	629,792	7,570,100
#	Ingles Markets, Inc., Class A	138,404	5,651,035
	Inter Parfums, Inc.	302,312	13,510,323
	John B. Sanfilippo & Son, Inc.	100,327	8,239,857
*	Landec Corp.	250,558	2,793,722
*	Lifevantage Corp.	10,307	159,758
*	Lifeway Foods, Inc.	4,260	11,289
#	Limoneira Co.	55,356	739,003
	Mannatech, Inc.	11,825	127,119
#	Medifast, Inc.	106,448	8,077,274
#	MGP Ingredients, Inc.	177,674	6,703,640
#*	Natura & Co. Holding SA, ADR	358,049	4,658,217
*	Natural Alternatives International, Inc.	74,759	515,837
#	Natural Grocers by Vitamin Cottage, Inc.	104,663	1,179,552
#	Natural Health Trends Corp.	5,957	24,781
*	Nature’s Sunshine Products, Inc.	163,358	1,437,550
	Nu Skin Enterprises, Inc., Class A	70,337	2,054,544
	Oil-Dri Corp. of America	56,732	2,121,209
	PriceSmart, Inc.	95,966	6,097,680
*	Pyxus International, Inc.	923	2,418
#*	Revlon, Inc., Class A	14,356	191,222
	Rocky Mountain Chocolate Factory, Inc.	70,528	326,545
*	S&W Seed Co.	42,894	83,214
*	Seneca Foods Corp., Class A	54,757	1,970,157
*	Seneca Foods Corp., Class B	11,120	422,671
*	Simply Good Foods Co. (The)	251,547	4,741,661

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	SpartanNash Co.	324,234	$5,560,613
*	Sprouts Farmers Market, Inc.	226,964	4,716,312
*	Tofutti Brands, Inc.	3,743	5,951
#	Tootsie Roll Industries, Inc.	1,582	55,576
#	Turning Point Brands, Inc.	67,729	1,578,086
#*	United Natural Foods, Inc.	320,690	3,412,142
	United-Guardian, Inc.	39,576	575,831
	Universal Corp.	126,873	6,136,847
*	USANA Health Sciences, Inc.	31,069	2,771,976
#	Vector Group, Ltd.	733,963	7,853,404
#	Village Super Market, Inc., Class A	81,767	1,964,861
#	WD-40 Co.	87,197	15,196,693
#	Weis Markets, Inc.	197,911	9,901,487
*	Willamette Valley Vineyards, Inc.	3,868	25,142

TOTAL CONSUMER STAPLES			211,671,598

ENERGY — (3.9%)
	Adams Resources & Energy, Inc.	40,344	1,127,010
#	Amplify Energy Corp.	159,828	210,973
#*	Antero Resources Corp.	573,038	1,707,653
#*	Apergy Corp.	96,020	884,344
#	Arch Coal, Inc., Class A	117,771	3,437,735
	Archrock, Inc.	782,678	3,764,681
	Ardmore Shipping Corp.	252,747	1,663,075
*	Aspen Aerogels, Inc.	77,490	433,944
	Berry Corp.	254,637	873,405
#*	Bonanza Creek Energy, Inc.	195,200	3,408,192
	Cactus, Inc., Class A	3,965	70,498
*	Clean Energy Fuels Corp.	580,497	1,250,971
*	CNX Resources Corp.	1,455,476	15,428,046
#*	CONSOL Energy, Inc.	141,767	1,076,012
	Core Laboratories NV	74,292	1,456,866
#*	Covia Holdings Corp.	895	582
#*	Dawson Geophysical Co.	111,566	141,689
	Delek US Holdings, Inc.	144,605	3,376,527
#	DHT Holdings, Inc.	1,105,538	8,026,206
#	DMC Global, Inc.	121,145	3,126,752
*	Dorian LPG, Ltd.	407,921	3,871,170
#*	Dril-Quip, Inc.	320,228	10,609,154
#*	Earthstone Energy, Inc., Class A	127,547	294,634
	EnLink Midstream LLC	148,269	329,157
	EQT Corp.	63,398	924,977
*	Era Group, Inc.	165,371	846,699
#	Evolution Petroleum Corp.	179,679	533,647
*	Exterran Corp.	115,802	787,454
#*	Extraction Oil & Gas, Inc.	318,790	168,831
*	Forum Energy Technologies, Inc.	471,517	202,752
*	Frank’s International NV	815,499	1,981,663
#*	FTS International, Inc.	50,903	20,870
	GasLog, Ltd.	320,134	1,479,019
*	Geospace Technologies Corp.	121,764	756,154
#*	Gevo, Inc.	9,610	11,724
#*	Goodrich Petroleum Corp.	33,705	286,830
#	Green Plains, Inc.	173,969	1,021,198
*	Gulf Island Fabrication, Inc.	58,282	176,012
	Hallador Energy Co.	46,568	35,471
*	Helix Energy Solutions Group, Inc.	1,772,236	4,501,479
	Helmerich & Payne, Inc.	10,674	211,025
	International Seaways, Inc.	249,107	6,028,389

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Laredo Petroleum, Inc.	177,971	$193,988
#	Liberty Oilfield Services, Inc., Class A	57,320	270,550
*	Lonestar Resources US, Inc., Class A	49,821	37,690
#	Mammoth Energy Services, Inc.	96,308	80,899
#*	Matador Resources Co.	704,036	4,956,413
*	Matrix Service Co.	263,678	2,752,798
*	Mitcham Industries, Inc.	93,665	89,918
#*	Montage Resources Corp.	39,165	267,497
#	Nabors Industries, Ltd.	38,143	561,850
	NACCO Industries, Inc., Class A	41,154	1,446,563
*	Natural Gas Services Group, Inc.	75,635	480,282
	Navios Maritime Acquisition Corp.	10,764	58,879
#*	NCS Multistage Holdings, Inc.	68,477	45,880
*	Newpark Resources, Inc.	856,177	1,309,951
*	NexTier Oilfield Solutions, Inc.	950,251	2,204,582
#*	Nine Energy Service, Inc.	40,770	59,116
#*	Noble Corp. P.L.C.	264,924	68,350
#	Nordic American Tankers, Ltd.	297,433	1,790,547
#*	Northern Oil and Gas, Inc.	398,337	333,488
#*	Oasis Petroleum, Inc.	980,185	689,952
*	Oceaneering International, Inc.	990,664	5,092,013
*	Oil States International, Inc.	393,739	1,354,462
*	Overseas Shipholding Group, Inc., Class A	329,842	824,605
#*	Pacific Ethanol, Inc.	6,956	2,462
	Panhandle Oil and Gas, Inc., Class A	127,135	550,495
*	Par Pacific Holdings, Inc.	271,442	2,638,416
	Patterson-UTI Energy, Inc.	1,017,384	3,754,147
*	PDC Energy, Inc.	500,057	6,495,740
	Peabody Energy Corp.	389,554	1,320,588
*	Penn Virginia Corp.	70,176	441,407
#*	Profire Energy, Inc.	7,831	6,069
*	ProPetro Holding Corp.	383,090	1,624,302
	QEP Resources, Inc.	28,985	28,579
#	Range Resources Corp.	1,723,066	10,045,475
#*	Renewable Energy Group, Inc.	416,620	10,336,342
*	REX American Resources Corp.	52,754	3,137,808
#*	Ring Energy, Inc.	342,841	309,003
#	RPC, Inc.	355,311	1,211,610
*	SandRidge Energy, Inc.	45,343	90,233
	Scorpio Tankers, Inc.	417,903	9,147,897
*	SEACOR Holdings, Inc.	123,859	3,500,255
*	SEACOR Marine Holdings, Inc.	106,276	332,644
*	Select Energy Services, Inc., Class A	380,720	1,827,456
#	SFL Corp., Ltd.	508,411	5,739,960
#*	SilverBow Resources, Inc.	53,943	291,832
	SM Energy Co.	105,816	428,555
#*	Smart Sand, Inc.	190,702	158,283
#	Solaris Oilfield Infrastructure, Inc., Class A	196,704	1,345,455
#*	Southwestern Energy Co.	1,227,588	3,965,109
#*	Talos Energy, Inc.	227,960	2,596,464
#*	Teekay Corp.	6,783	25,233
*	Teekay Tankers, Ltd., Class A	110,782	2,249,982
#*	Tidewater, Inc.	156,326	900,438
#*	Unit Corp.	4,912	1,660
#	US Silica Holdings, Inc.	200,031	384,060
*	VAALCO Energy, Inc.	245,943	228,088
#	Valaris P.L.C.	478,292	217,862
#*	W&T Offshore, Inc.	630,601	1,746,765

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	296,781	$7,419,525

TOTAL ENERGY			196,013,942

FINANCIALS — (21.5%)
*	1347 Property Insurance Holdings, Inc.	3,204	15,379
#	1st Constitution Bancorp	37,036	470,357
	1st Source Corp.	236,853	8,225,905
	ACNB Corp.	27,741	775,638
#	Alerus Financial Corp.	2,050	34,850
#	Allegiance Bancshares, Inc.	136,307	3,418,580
*	A-Mark Precious Metals, Inc.	63,842	944,862
*	Ambac Financial Group, Inc.	228,043	3,922,340
	American Equity Investment Life Holding Co.	182,088	3,827,490
	American National Bankshares, Inc.	62,281	1,666,017
	American National Insurance Co.	1,642	132,181
	American River Bankshares	34,637	325,934
	Ameris Bancorp	439,732	11,182,385
	AMERISAFE, Inc.	218,217	13,893,876
#	AmeriServ Financial, Inc.	148,132	472,541
	Argo Group International Holdings, Ltd.	128,990	4,561,086
	Arrow Financial Corp.	144,621	4,121,698
	Artisan Partners Asset Management, Inc., Class A	120,672	3,552,584
	Associated Banc-Corp.	47,569	672,626
#	Associated Capital Group, Inc., Class A	11,343	434,097
*	Asta Funding, Inc.	5,912	68,520
	Atlantic American Corp.	7,131	12,764
*	Atlantic Capital Bancshares, Inc.	164,334	2,062,392
	Atlantic Union Bankshares Corp.	39,253	936,969
*	Atlanticus Holdings Corp.	115,004	1,851,564
#	Auburn National BanCorp, Inc.	11,571	499,636
*	Axos Financial, Inc.	271,744	6,263,699
	Banc of California, Inc.	445,777	4,644,996
	BancFirst Corp.	242,734	9,347,686
	Bancorp 34, Inc.	806	8,318
*	Bancorp, Inc. (The)	524,000	3,652,280
	BancorpSouth Bank	53,605	1,173,413
	Bank of Commerce Holdings	91,562	704,112
	Bank of Marin Bancorp	72,200	2,379,712
	Bank of NT Butterfield & Son, Ltd. (The)	99,426	2,188,366
	BankFinancial Corp.	142,451	1,178,070
	Bankwell Financial Group, Inc.	34,758	530,060
	Banner Corp.	264,483	10,164,082
	Bar Harbor Bankshares	95,372	1,752,937
*	Baycom Corp.	27,474	338,754
	BCB Bancorp, Inc.	84,839	858,571
	Berkshire Hills Bancorp, Inc.	420,320	7,162,253
*	Blucora, Inc.	305,788	4,302,437
	Boston Private Financial Holdings, Inc.	1,080,264	8,210,006
	Bridge Bancorp, Inc.	147,494	3,051,651
*	Bridgewater Bancshares, Inc.	5,231	52,990
*	BrightSphere Investment Group P.L.C.	501,651	3,717,234
	Brookline Bancorp, Inc.	974,467	9,949,308
	Bryn Mawr Bank Corp.	184,439	5,369,941
	Byline Bancorp, Inc.	72,065	887,841
	C&F Financial Corp.	22,344	794,553
	Cadence BanCorp	433,186	2,867,691
»	Calamos Asset Management, Inc., Class A	142,949	0
	California First National Bancorp	63,635	926,526
#	Cambridge Bancorp	194	10,821

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Camden National Corp.	131,635	$4,311,046
*	Cannae Holdings, Inc.	355,243	11,207,917
#	Capital City Bank Group, Inc.	77,138	1,700,122
	Capitol Federal Financial, Inc.	728,990	8,740,590
	Capstar Financial Holdings, Inc.	70,095	799,784
	Carolina Financial Corp.	173,777	5,878,876
	Cathay General Bancorp	64,376	1,797,378
	CBTX, Inc.	11,525	208,142
	CCUR Holdings, Inc.	34,201	118,848
	Central Pacific Financial Corp.	209,205	3,658,995
	Central Valley Community Bancorp	66,253	969,281
	Century Bancorp, Inc., Class A	24,401	1,822,511
	Chemung Financial Corp.	6,350	155,575
	Citizens & Northern Corp.	66,871	1,195,653
	Citizens Community Bancorp, Inc.	6,800	52,360
	Citizens Holding Co.	11,132	225,980
#*	Citizens, Inc.	389,685	2,166,649
#	City Holding Co.	171,749	11,608,515
	Civista Bancshares, Inc.	71,272	1,092,600
	CNB Financial Corp.	92,723	1,644,906
	Codorus Valley Bancorp, Inc.	39,938	561,129
	Cohen & Steers, Inc.	79,219	4,574,105
	Colony Bankcorp, Inc.	43,598	549,335
	Columbia Banking System, Inc.	85,927	2,319,170
*	Columbia Financial, Inc.	31,765	449,634
	Community Bankers Trust Corp.	6,683	37,358
*	Community First Bancshares, Inc.	935	6,704
	Community Trust Bancorp, Inc.	191,000	6,474,900
	Community West Bancshares	17,312	119,626
	ConnectOne Bancorp, Inc.	288,168	4,305,230
*	Consumer Portfolio Services, Inc.	118,706	351,370
#	County Bancorp, Inc.	700	13,650
	Cowen, Inc., Class A	74,846	819,564
#	Crawford & Co., Class A	281,599	2,004,985
	Crawford & Co., Class B	155,433	1,025,858
#	Curo Group Holdings Corp.	2,704	25,201
*	Customers Bancorp, Inc.	146,120	1,864,491
	Diamond Hill Investment Group, Inc.	12,104	1,326,114
	Dime Community Bancshares, Inc.	348,826	5,731,211
	Donegal Group, Inc., Class A	197,732	2,831,522
	Donegal Group, Inc., Class B	34,951	470,091
*	Donnelley Financial Solutions, Inc.	119,327	868,701
#	Eagle Bancorp Montana, Inc.	578	10,057
	Eagle Bancorp, Inc.	191,449	6,716,031
#*	eHealth, Inc.	140,489	14,990,176
*	Elevate Credit, Inc.	15,971	29,866
#	Elmira Savings Bank	516	6,837
	Employers Holdings, Inc.	368,640	11,195,597
#*	Encore Capital Group, Inc.	339,977	8,832,602
*	Enova International, Inc.	259,791	4,167,048
	Enterprise Bancorp, Inc.	54,170	1,308,205
	Enterprise Financial Services Corp.	244,658	7,520,787
*	Equity Bancshares, Inc., Class A	82,737	1,550,491
	ESSA Bancorp, Inc.	58,904	706,848
	Evans Bancorp, Inc.	27,164	754,344
	Evercore, Inc., Class A	28,033	1,446,503
#*	EZCORP, Inc., Class A	331,451	1,856,126
#	Farmers & Merchants Bancorp, Inc.	500	12,000
	Farmers National Banc Corp.	155,135	1,922,123

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Fauquier Bankshares, Inc.	701	$10,298
	FB Financial Corp.	134,625	3,007,522
	FBL Financial Group, Inc., Class A	218,439	8,536,596
	Federal Agricultural Mortgage Corp., Class A	4,200	261,597
	Federal Agricultural Mortgage Corp., Class C	82,381	5,489,046
	Federated Hermes, Inc., Class B	102,460	2,333,014
	FedNat Holding Co.	124,822	1,512,843
	Financial Institutions, Inc.	129,897	2,513,507
*	First Acceptance Corp.	59,247	46,503
	First Bancorp	337,359	8,970,376
	First BanCorp	1,666,104	9,713,386
	First Bancorp, Inc.	79,876	1,749,284
	First Bancshares, Inc. (The)	69,287	1,380,197
	First Bank	81,142	642,645
	First Busey Corp.	408,534	7,525,196
	First Business Financial Services, Inc.	48,367	830,945
#	First Capital, Inc.	350	17,448
	First Choice Bancorp	300	4,566
	First Commonwealth Financial Corp.	836,482	7,963,309
	First Community Bancshares, Inc.	133,440	3,145,181
	First Community Corp.	21,352	330,956
	First Defiance Financial Corp.	311,972	5,422,073
	First Financial Bancorp	91,685	1,410,115
	First Financial Corp.	98,964	3,515,201
	First Financial Northwest, Inc.	64,786	636,199
	First Foundation, Inc.	282,724	3,890,282
	First Hawaiian, Inc.	20,684	363,832
	First Internet Bancorp	42,122	661,315
	First Interstate BancSystem, Inc., Class A	24,300	821,340
	First Merchants Corp.	396,746	11,231,879
	First Mid Bancshares, Inc.	66,495	1,775,416
	First Midwest Bancorp, Inc.	319,400	4,720,732
	First Northwest Bancorp	55,108	642,008
	First of Long Island Corp. (The)	106,546	1,682,361
	First United Corp.	44,702	686,176
	Flagstar Bancorp, Inc.	369,120	9,563,899
	Flushing Financial Corp.	276,207	3,449,825
#	Franklin Financial Network, Inc.	125,391	2,974,275
	FS Bancorp, Inc.	20,870	875,497
	Fulton Financial Corp.	190,158	2,222,947
#*	FVCBankcorp, Inc.	893	10,278
#	GAIN Capital Holdings, Inc.	276,360	1,807,394
	GAMCO Investors, Inc., Class A	88,475	1,144,866
*	Genworth Financial, Inc., Class A	171,929	624,102
	German American Bancorp, Inc.	157,885	4,693,921
	Glen Burnie Bancorp	1,500	13,845
	Global Indemnity, Ltd.	73,324	1,803,037
#*	Goosehead Insurance, Inc., Class A	20,423	1,146,547
*	Great Elm Capital Group, Inc.	1,686	3,220
	Great Southern Bancorp, Inc.	125,960	5,362,117
	Great Western Bancorp, Inc.	157,927	2,969,028
*	Green Dot Corp., Class A	153,649	4,686,294
	Greenhill & Co., Inc.	10,500	112,035
#*	Greenlight Capital Re, Ltd., Class A	234,696	1,530,218
	Guaranty Bancshares, Inc.	18,897	509,652
	Guaranty Federal Bancshares, Inc.	17,656	273,845
*	Hallmark Financial Services, Inc.	139,345	601,970
	Hancock Whitney Corp.	22,896	478,755
	Hanmi Financial Corp.	333,111	4,020,650

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	HarborOne Bancrop, Inc.	244,536	$1,961,179
	Hawthorn Bancshares, Inc.	10,638	193,612
#	HCI Group, Inc.	122,864	5,117,286
	Heartland Financial USA, Inc.	216,731	7,362,352
#	Hennessy Advisors, Inc.	3,186	25,424
	Heritage Commerce Corp.	314,025	2,788,542
	Heritage Financial Corp.	387,458	7,768,533
	Heritage Insurance Holdings, Inc.	145,742	1,652,714
	Hingham Institution For Savings (The)	14,873	2,275,866
*	HMN Financial, Inc.	37,346	578,863
	Home Bancorp, Inc.	37,837	961,060
	HomeStreet, Inc.	209,783	5,359,956
	HomeTrust Bancshares, Inc.	60,854	935,326
	Hope Bancorp, Inc.	729,466	7,258,187
	Horace Mann Educators Corp.	388,209	13,649,428
	Horizon Bancorp, Inc.	306,974	3,493,364
*	Howard Bancorp, Inc.	79,367	886,529
#*	Impac Mortgage Holdings, Inc.	8,607	16,095
	Independence Holding Co.	35,345	977,643
	Independent Bank Corp.	96,674	7,046,568
	Independent Bank Corp.	9,686	142,287
	Independent Bank Group, Inc.	149,897	4,543,378
	International Bancshares Corp.	110,005	3,189,045
*	INTL. FCStone, Inc.	156,543	6,255,458
	Investar Holding Corp.	48,005	602,463
	Investors Bancorp, Inc.	41,009	381,794
	Investors Title Co.	21,220	2,841,358
	James River Group Holdings, Ltd.	339,273	12,037,406
	Kearny Financial Corp.	790,503	7,351,678
	Kentucky First Federal Bancorp	40,640	245,466
	Kingstone Cos., Inc.	85,855	420,690
	Kinsale Capital Group, Inc.	134,802	14,642,193
	Lake Shore Bancorp, Inc.	4,212	53,598
	Lakeland Bancorp, Inc.	434,696	4,864,248
#	Lakeland Financial Corp.	255,382	10,810,320
	Landmark Bancorp, Inc.	19,687	432,523
	LCNB Corp.	27,122	388,929
#*	LendingClub Corp.	490,487	3,762,035
	Level One Bancorp, Inc.	820	14,850
	Live Oak Bancshares, Inc.	152,004	2,120,456
	Luther Burbank Corp.	53,882	579,770
	Macatawa Bank Corp.	235,142	1,805,891
	Mackinac Financial Corp.	51,008	526,403
*	Magyar Bancorp, Inc.	15,818	142,362
*	Maiden Holdings, Ltd.	615,357	695,353
*	Malvern Bancorp, Inc.	17,009	223,668
	Manning & Napier, Inc.	5,926	20,919
	Marlin Business Services Corp.	94,111	1,001,341
#*	MBIA, Inc.	476,385	3,877,774
#	Medley Management, Inc., Class A	6,004	3,002
	Mercantile Bank Corp.	125,718	2,966,945
	Merchants Bancorp	19,697	303,334
	Meridian Bancorp, Inc.	573,186	6,752,131
	Meta Financial Group, Inc.	301,084	5,545,967
*	Metropolitan Bank Holding Corp.	10,514	263,796
	Mid Penn Bancorp, Inc.	7,855	153,958
	Middlefield Banc Corp.	1,832	31,602
	Midland States Bancorp, Inc.	115,700	1,876,654
	MidWestOne Financial Group, Inc.	68,758	1,434,979

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	MMA Capital Holdings, Inc.	6,135	$156,504
	Moelis & Co., Class A	71,324	2,130,448
*	Mr Cooper Group, Inc.	424,271	4,064,516
	MSB Financial Corp.	5,744	74,615
	MVB Financial Corp.	6,276	86,169
	National Bank Holdings Corp., Class A	349,468	9,288,859
	National General Holdings Corp.	18,354	349,277
*	National Holdings Corp.	522	741
	National Security Group, Inc. (The)	14,003	224,048
	National Western Life Group, Inc., Class A	27,039	5,211,226
	Navient Corp.	66,489	506,646
#	NBT Bancorp, Inc.	348,210	11,536,197
	Nelnet, Inc., Class A	22,562	1,086,360
»	NewStar Financial, Inc.	218,406	153,387
*	NI Holdings, Inc.	17,256	233,129
*	Nicholas Financial, Inc.	57,620	333,044
*	Nicolet Bankshares, Inc.	44,423	2,444,153
*	NMI Holdings, Inc., Class A	741,207	10,021,119
*	Northeast Bank	39,390	659,783
	Northfield Bancorp, Inc.	421,030	4,745,008
	Northrim BanCorp, Inc.	50,171	1,176,510
	Northwest Bancshares, Inc.	922,484	9,787,553
	Norwood Financial Corp.	19,021	449,371
	OceanFirst Financial Corp.	474,056	7,987,844
	OFG Bancorp	436,661	5,493,195
	Ohio Valley Banc Corp.	17,710	446,292
	Old National Bancorp	59,200	838,864
	Old Second Bancorp, Inc.	93,180	766,871
*	On Deck Capital, Inc.	317,226	383,843
	Oppenheimer Holdings, Inc., Class A	57,414	1,181,580
	Opus Bank	242,641	4,663,560
#	Origin Bancorp, Inc.	19,190	427,745
	Orrstown Financial Services, Inc.	35,636	548,794
*	Pacific Mercantile Bancorp	138,509	555,421
	Pacific Premier Bancorp, Inc.	367,166	7,838,994
	Park National Corp.	39,635	3,170,007
	Parke Bancorp, Inc.	23,092	325,366
	Pathfinder Bancorp, Inc.	100	999
	Patriot National Bancorp, Inc.	1,132	6,464
	PB Bancorp, Inc.	1,622	24,736
	PCSB Financial Corp.	59,500	812,175
	Peapack-Gladstone Financial Corp.	159,587	3,011,407
	Penns Woods Bancorp, Inc.	54,091	1,238,684
	Pennymac Financial Services, Inc.	129,064	3,893,861
	Peoples Bancorp of North Carolina, Inc.	18,152	315,845
	Peoples Bancorp, Inc.	162,321	3,946,024
	People’s Utah Bancorp	69,662	1,496,340
	Piper Sandler Cos	157,150	8,471,956
	PJT Partners, Inc., Class A	69,282	3,369,876
*	PRA Group, Inc.	362,313	10,050,563
	Preferred Bank	151,049	5,762,519
	Premier Financial Bancorp, Inc.	91,784	1,193,192
	ProAssurance Corp.	147,912	3,163,838
	Protective Insurance Corp., Class A	4,882	91,733
	Protective Insurance Corp., Class B	68,889	1,076,046
	Provident Financial Holdings, Inc.	72,903	951,384
	Provident Financial Services, Inc.	361,031	5,180,795
	Prudential Bancorp, Inc.	42,648	524,570
	Pzena Investment Management, Inc., Class A	105,207	517,618

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	QCR Holdings, Inc.	97,090	$2,988,430
*	Randolph Bancorp, Inc.	3,714	37,214
	RBB Bancorp	21,089	272,470
*	Regional Management Corp.	90,197	1,437,740
	Renasant Corp.	334,694	8,779,024
	Republic Bancorp, Inc., Class A	192,357	6,411,259
*	Republic First Bancorp, Inc.	230,282	605,642
	Riverview Bancorp, Inc.	154,293	853,240
	S&T Bancorp, Inc.	259,702	6,936,640
	Safeguard Scientifics, Inc.	227,395	1,612,231
	Safety Insurance Group, Inc.	175,215	14,739,086
	Salisbury Bancorp, Inc.	8,588	289,845
	Sandy Spring Bancorp, Inc.	292,273	7,452,961
	SB Financial Group, Inc.	5,446	79,512
	SB One Bancorp	36,883	679,754
*	Seacoast Banking Corp. of Florida	343,757	7,724,220
*	Security National Financial Corp., Class A	39,286	228,645
*	Select Bancorp, Inc.	53,739	440,660
#	ServisFirst Bancshares, Inc.	211,581	7,515,357
	Severn Bancorp, Inc.	1,621	9,240
	Shore Bancshares, Inc.	59,953	665,478
#*	Siebert Financial Corp.	13,141	74,904
	Sierra Bancorp	118,142	2,398,283
	Silvercrest Asset Management Group, Inc., Class A	10,134	103,164
	Simmons First National Corp., Class A	16,635	311,075
	SmartFinancial, Inc.	55,823	807,201
	Sound Financial Bancorp, Inc.	300	7,800
	South State Corp.	25,600	1,480,704
*	Southern First Bancshares, Inc.	42,430	1,237,259
	Southern Missouri Bancorp, Inc.	41,238	978,578
	Southern National Bancorp of Virginia, Inc.	129,920	1,308,294
#	Southside Bancshares, Inc.	388,960	11,828,274
*	Spirit of Texas Bancshares, Inc.	6,004	68,986
	State Auto Financial Corp.	248,520	6,235,367
	Sterling Bancorp	27,328	336,954
	Sterling Bancorp, Inc.	48,344	174,522
	Stewart Information Services Corp.	339,549	10,818,031
	Stock Yards Bancorp, Inc.	218,579	7,221,850
	Summit Financial Group, Inc.	52,322	924,007
	Summit State Bank	2,078	20,780
	Territorial Bancorp, Inc.	65,287	1,640,662
*	Third Point Reinsurance, Ltd.	842,991	6,271,853
	Timberland Bancorp, Inc.	72,051	1,394,187
	Tiptree, Inc.	261,185	1,668,972
#	Tompkins Financial Corp.	128,185	8,653,769
	Towne Bank	219,873	4,441,435
	TriCo Bancshares	248,029	7,470,633
*	TriState Capital Holdings, Inc.	248,076	3,527,641
*	Triumph Bancorp, Inc.	214,145	5,933,958
	TrustCo Bank Corp. NY	1,103,902	6,954,583
	Trustmark Corp.	385,273	10,252,115
	UMB Financial Corp.	13,206	671,393
*	Unico American Corp.	109,255	435,927
#	Union Bankshares, Inc.	14,917	358,456
	United Bancorp, Inc.	2,991	30,658
	United Bancshares, Inc.	6,297	106,986
	United Community Banks, Inc.	187,658	3,968,028
	United Fire Group, Inc.	239,298	6,843,923
	United Insurance Holdings Corp.	292,781	2,503,278

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Security Bancshares	126,844	$844,781
	Unity Bancorp, Inc.	56,000	804,160
	Universal Insurance Holdings, Inc.	366,912	6,688,806
	Univest Financial Corp.	241,528	4,275,046
	US Global Investors, Inc., Class A	7,643	12,687
	Value Line, Inc.	74,436	2,306,027
	Veritex Holdings, Inc.	82,328	1,445,680
#	Victory Capital Holdings, Inc., Class A	1,051	15,860
	Virtus Investment Partners, Inc.	92,688	7,532,754
#	Waddell & Reed Financial, Inc., Class A	430,585	6,265,012
	Walker & Dunlop, Inc.	336,133	12,917,591
	Washington Federal, Inc.	39,564	1,057,941
	Washington Trust Bancorp, Inc.	179,399	6,280,759
	Waterstone Financial, Inc.	228,989	3,324,920
#	Wellesley Bank	801	25,752
	WesBanco, Inc.	453,523	11,192,948
	West BanCorp, Inc.	109,758	2,041,499
#	Westamerica BanCorp	113,750	7,166,250
	Western New England Bancorp, Inc.	224,504	1,349,269
	Westwood Holdings Group, Inc.	70,924	1,633,380
	Wintrust Financial Corp.	17,488	732,747
#	WisdomTree Investments, Inc.	522,112	1,691,643
#*	World Acceptance Corp.	95,131	6,454,638
	WSFS Financial Corp.	408,617	11,923,444
#	WVS Financial Corp.	12,581	170,724

TOTAL FINANCIALS			1,089,443,129

HEALTH CARE — (11.2%)
*	Abeona Therapeutics, Inc.	12,761	30,371
*	Acadia Healthcare Co., Inc.	26,443	634,896
#*	Accuray, Inc.	429,768	960,531
#»	Achillion Pharmaceuticals, Inc.	895,529	411,943
#*	Acorda Therapeutics, Inc.	222,964	214,603
*	Addus HomeCare Corp.	142,265	11,526,310
#*	Adverum Biotechnologies, Inc.	266,263	3,155,217
*	Aeglea BioTherapeutics, Inc.	40,673	316,029
*	Affimed NV	9,800	21,462
#*	Akcea Therapeutics, Inc.	5,166	88,132
*	Akebia Therapeutics, Inc.	262,955	2,129,936
#*	Akorn, Inc.	160,636	33,734
*	Albireo Pharma, Inc.	27,162	610,059
*	Aldeyra Therapeutics, Inc.	4,906	15,454
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	6,575,686
#*	Alphatec Holdings, Inc.	1,598	7,239
*	Alpine Immune Sciences, Inc.	3,775	11,174
#*	Altimmune, Inc.	5,649	17,229
#*	AMAG Pharmaceuticals, Inc.	307,062	2,465,708
#*	American Renal Associates Holdings, Inc.	209,521	1,567,217
#*	American Shared Hospital Services	41,663	73,744
*	Amphastar Pharmaceuticals, Inc.	358,781	6,081,338
*	AnaptysBio, Inc.	130,437	2,037,426
*	AngioDynamics, Inc.	262,548	2,738,376
*	ANI Pharmaceuticals, Inc.	99,423	3,977,914
*	Anika Therapeutics, Inc.	152,658	5,072,825
*	Apollo Endosurgery, Inc.	7,023	16,223
#*	Apollo Medical Holdings, Inc.	8,532	132,587
*	Applied Genetic Technologies Corp.	129,266	482,162
	Apyx Medical Corp.	21,937	74,586
#*	Aravive, Inc.	35,088	471,232

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Arcus Biosciences, Inc.	12,672	$334,668
*	Ardelyx, Inc.	118,193	777,710
*	Assembly Biosciences, Inc.	37,009	648,028
*	Assertio Therapeutics, Inc.	106,851	93,495
#*	Atara Biotherapeutics, Inc.	123,722	1,025,655
*	AtriCure Inc.	52,140	2,248,277
	Atrion Corp.	19,904	12,575,944
*	aTyr Pharma, Inc.	6,372	22,875
*	Avanos Medical, Inc.	307,422	9,545,453
#*	Avrobio, Inc.	19,285	248,198
#*	AxoGen, Inc.	25,143	245,144
#*	BioDelivery Sciences International, Inc.	3,700	16,872
*	BioSpecifics Technologies Corp.	60,535	3,445,047
*	BioTelemetry, Inc.	301,832	14,098,573
*	Brookdale Senior Living, Inc.	1,614,849	5,829,605
#*	Caladrius Biosciences, Inc.	5,000	10,700
*	Calithera Biosciences, Inc.	193,272	1,184,757
#*	Calyxt, Inc.	2,100	9,156
	Cantel Medical Corp.	8,294	306,878
#*	Capital Senior Living Corp.	188,469	147,081
*	Cardiovascular Systems, Inc.	8,757	367,794
#*	CareDx, Inc.	12,346	313,341
*	Catabasis Pharmaceuticals, Inc.	51,485	291,920
#*	Catalyst Biosciences, Inc.	73,787	447,149
#*	Catalyst Pharmaceuticals, Inc.	67,185	318,457
*	Celldex Therapeutics, Inc.	16,299	39,933
*	Champions Oncology, Inc.	13,095	101,093
#*	Check Cap, Ltd.	8,524	4,237
*	Chembio Diagnostics, Inc.	3,713	47,155
*	ChemoCentryx, Inc.	205,356	10,885,922
*	Chimerix, Inc.	22,167	50,984
#*	Codexis, Inc.	11,749	136,406
#*	Collegium Pharmaceutical, Inc.	109,122	2,256,643
#*	Community Health Systems, Inc.	338,084	1,024,395
	Computer Programs and Systems, Inc.	63,873	1,534,868
*	Concert Pharmaceuticals, Inc.	185,020	1,846,500
	CONMED Corp.	179,301	13,252,137
#*	Constellation Pharmaceuticals, Inc.	1,200	43,176
#*	Corcept Therapeutics, Inc.	628,796	7,960,557
*	CorVel Corp.	240,189	12,655,558
#*	Corvus Pharmaceuticals, Inc.	77,908	189,316
#*	Covetrus, Inc.	391,482	4,654,721
*	Cross Country Healthcare, Inc.	326,529	2,053,867
*	CryoLife, Inc.	373,745	8,345,726
*	Cumberland Pharmaceuticals, Inc.	173,080	685,397
#»	Curative Health Services, Inc.	113,000	0
*	Cutera, Inc.	110,555	1,486,965
#*	Cyclerion Therapeutics, Inc.	6,555	25,368
#*	Cymabay Therapeutics, Inc.	16,548	29,290
*	CytomX Therapeutics, Inc.	59,122	610,139
*	Deciphera Pharmaceuticals, Inc.	153,146	8,879,405
#*	Denali Therapeutics, Inc.	106,760	2,333,774
*	Digirad Corp.	10,428	34,517
#*	Eagle Pharmaceuticals, Inc.	65,849	3,356,982
#»	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	15,464	216,341
*	Enanta Pharmaceuticals, Inc.	109,153	5,061,425
#*	Endo International P.L.C.	445,512	2,049,355
	Ensign Group, Inc. (The)	446,180	16,691,594

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Enzo Biochem, Inc.	250,502	$756,516
#*	Epizyme, Inc.	205,772	3,387,007
#*	Evolent Health, Inc., Class A	487,156	3,512,395
*	Five Prime Therapeutics, Inc.	246,153	807,382
#*	Five Star Senior Living, Inc.	16,200	53,136
*	Fluidigm Corp.	52,463	117,517
*	FONAR Corp.	27,289	532,136
#*	Fulgent Genetics, Inc.	11,110	188,537
#*	G1 Therapeutics, Inc.	95,992	1,260,375
#*	GlycoMimetics, Inc.	153,245	427,554
*	Hanger, Inc.	48,358	887,853
#	Harrow Health, Inc.	1,670	7,498
#*	Harvard Bioscience, Inc.	238,609	656,175
*	HealthStream, Inc.	296,215	6,761,107
#	Hepion Pharmaceuticals, Inc.	11,778	22,025
#*	Heron Therapeutics, Inc.	158,515	2,260,424
#*	Heska Corp.	49,385	3,496,458
*	HMS Holdings Corp.	6,100	174,918
#*	Idera Pharmaceuticals, Inc.	12,478	24,207
*	Infinity Pharmaceuticals, Inc.	110,672	117,312
*	InfuSystem Holdings, Inc.	5,697	68,649
*	Innoviva, Inc.	315,470	4,473,365
*	Inogen, Inc.	49,551	2,477,550
*	Inovalon Holdings, Inc., Class A	1,022	17,885
#*	Inovio Pharmaceuticals, Inc.	181,511	2,183,577
#*	Insmed, Inc.	11,498	264,454
*	Integer Holdings Corp.	119,600	8,905,416
#*	Intellia Therapeutics, Inc.	146,748	1,976,696
#*	Interpace Biosciences, Inc.	5,404	30,046
#*	Intra-Cellular Therapies, Inc.	181,042	3,199,012
#*	IntriCon Corp.	75,467	996,164
#	Invacare Corp.	375,549	2,824,128
*	IRIDEX Corp.	18,663	35,086
	IVERIC bio, Inc.	32,174	124,835
#*	Joint Corp. (The)	2,573	31,133
#*	Jounce Therapeutics, Inc.	80,312	393,529
#*	Kala Pharmaceuticals, Inc.	62,579	623,287
*	KalVista Pharmaceuticals, Inc.	11,346	123,785
#*	Karyopharm Therapeutics, Inc.	124,155	2,737,618
	Kewaunee Scientific Corp.	26,379	276,980
#*	Kindred Biosciences, Inc.	263,084	1,320,682
*	Kiniksa Pharmaceuticals Ltd., Class A	14,916	297,574
*	Kura Oncology, Inc.	107,694	1,566,948
*	Lannett Co., Inc.	3,787	36,128
*	Lantheus Holdings, Inc.	234,451	3,059,586
#	LeMaitre Vascular, Inc.	221,957	6,323,555
#*	Ligand Pharmaceuticals, Inc.	62,498	6,160,428
#	Lineage Cell Therapeutics, Inc.	5,399	4,589
	Luminex Corp.	383,249	13,816,126
#*	Lumos Pharma, Inc.	14,101	131,280
*	MacroGenics, Inc.	324,656	2,337,523
#*	Madrigal Pharmaceuticals, Inc.	42,136	3,525,940
*	Magellan Health, Inc.	109,232	6,633,659
#*	Mallinckrodt P.L.C.	785,729	3,190,060
*»	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	381,964	5,546,117
#*	Medpace Holdings, Inc.	32,453	2,591,697
*	Menlo Therapeutics, Inc.	4,092	7,447
*	Meridian Bioscience, Inc.	140,270	1,683,240

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	72,429	$2,956,552
#	Merrimack Pharmaceuticals, Inc.	148,849	549,253
#*	Mersana Therapeutics, Inc.	8,714	78,687
#	Mesa Laboratories, Inc.	12,984	3,090,192
#*	Minerva Neurosciences, Inc.	241,854	2,169,430
#*	Misonix, Inc.	41,408	521,327
#*	Molecular Templates, Inc.	16,147	262,066
*	Momenta Pharmaceuticals, Inc.	321,212	10,182,420
*	MTBC, Inc.	4,370	27,007
#*	Myriad Genetics, Inc.	239,552	3,703,474
#*	Nabriva Therapeutics P.L.C.	76,238	41,801
#*	NantKwest, Inc.	25,548	99,637
	National HealthCare Corp.	109,817	7,508,188
	National Research Corp.	233,868	12,065,250
*	Natus Medical, Inc.	317,921	7,944,846
*	NeoGenomics, Inc.	370,219	10,121,787
#	Neoleukin Therapeutics, Inc.	64,643	720,123
*	NextGen Healthcare, Inc.	567,642	5,988,623
#*	ObsEva SA	36,595	95,879
#*	OPKO Health, Inc.	40,597	90,125
#*	Optinose, Inc.	290	1,172
#*	Option Care Health, Inc.	48,665	695,910
*	OraSure Technologies, Inc.	545,497	8,695,222
*	Orthofix Medical, Inc.	173,576	6,153,269
#*	OrthoPediatrics Corp.	6,767	330,568
*	Otonomy, Inc.	86,734	197,754
	Owens & Minor, Inc.	597,567	4,230,774
#*	Oxford Immunotec Global P.L.C.	17,481	217,813
#*	Pacira BioSciences, Inc.	102,480	4,231,399
#	Patterson Cos., Inc.	397,097	7,258,933
*	PDL BioPharma, Inc.	1,089,551	3,693,578
*	Pennant Group, Inc.	236,375	4,677,861
#*	PetIQ, Inc.	142,727	4,081,992
*	Pfenex, Inc.	86,933	499,865
	Phibro Animal Health Corp., Class A	72,469	1,935,647
*	Pieris Pharmaceuticals, Inc.	3,797	10,062
#*	Prestige Consumer Healthcare, Inc.	310,082	12,617,237
#*	Progenics Pharmaceuticals, Inc.	86,844	342,165
	ProPhase Labs, Inc.	743	1,259
*	Protagonist Therapeutics, Inc.	106,152	716,526
*	Prothena Corp. P.L.C.	131,489	1,475,307
*	Providence Service Corp. (The)	154,833	8,981,862
	Psychemedics Corp.	12,225	73,350
*	Quidel Corp.	20,388	2,833,932
*	R1 RCM, Inc.	33,436	345,060
*	RadNet, Inc.	305,105	4,308,083
#*	REGENXBIO, Inc.	139,803	5,566,955
*	Retrophin, Inc.	161,285	2,454,758
#*	Revance Therapeutics, Inc.	106,353	1,968,594
*	Rexahn Pharmaceuticals, Inc.	2,030	3,959
*	Rhythm Pharmaceuticals, Inc.	70,812	1,334,098
#*	Rigel Pharmaceuticals, Inc.	194,201	347,620
#*	Rocket Pharmaceuticals, Inc.	25,124	371,835
*	RTI Surgical Holdings, Inc.	281,805	762,283
#*	Sangamo Therapeutics, Inc.	574,489	4,682,085
#*	Savara, Inc.	5,511	13,282
*	SeaSpine Holdings Corp.	93,071	958,631
*	Select Medical Holdings Corp.	201,755	3,443,958
#*	Sientra, Inc.	14,174	32,600

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sierra Oncology, Inc.	1,000	$12,310
#*	SIGA Technologies, Inc.	60,793	359,287
	Simulations Plus, Inc.	148,270	5,641,673
*	Soleno Therapeutics, Inc.	26,025	79,376
*	Spectrum Pharmaceuticals, Inc.	254,955	739,370
#*	Spero Therapeutics, Inc.	34,962	434,578
#*	Spring Bank Pharmaceuticals, Inc.	8,608	11,018
#*	STAAR Surgical Co.	8,654	331,621
*	Strata Skin Sciences, Inc.	22,306	33,236
*	Supernus Pharmaceuticals, Inc.	213,754	5,001,844
*	Surface Oncology, Inc.	2,366	5,915
*	Surgery Partners, Inc.	71,549	844,278
#*	Surmodics, Inc.	132,349	5,042,497
#*	Syndax Pharmaceuticals, Inc.	98,038	1,764,684
#*	Synlogic, Inc.	143,567	298,619
#*	Syros Pharmaceuticals, Inc.	97,459	821,579
#*	Tactile Systems Technology, Inc.	21,505	1,110,088
*	Tenet Healthcare Corp.	253,420	5,114,016
#*	Tetraphase Pharmaceuticals, Inc.	2,469	3,383
#*	Tivity Health, Inc.	58,457	524,359
#*	Triple-S Management Corp., Class B	163,772	2,772,660
*	Trovagene, Inc.	4,000	4,960
#»	U.S. Diagnostic, Inc.	25,100	0
	US Physical Therapy, Inc.	130,419	9,846,634
	Utah Medical Products, Inc.	47,310	3,926,730
*	Vanda Pharmaceuticals, Inc.	315,766	3,631,309
*	Varex Imaging Corp.	257,088	6,717,709
*	Verastem, Inc.	87,613	165,589
#*	Vericel Corp.	83,049	1,204,211
#*	Vocera Communications, Inc.	118,692	2,250,400
*	XBiotech, Inc.	10,628	168,135
#*	Xencor, Inc.	153,934	4,499,491
#*	Zogenix, Inc.	110,097	3,108,038
#*	Zynerba Pharmaceuticals, Inc.	16,286	63,027

TOTAL HEALTH CARE			565,790,721

INDUSTRIALS — (18.8%)
#	AAON, Inc.	362,767	17,282,220
	AAR Corp.	289,250	5,663,515
	ABM Industries, Inc.	93,894	3,238,404
*	Acacia Research Corp.	128,199	324,343
	ACCO Brands Corp.	672,194	4,974,236
	Acme United Corp.	32,984	716,083
*	Advanced Disposal Services, Inc.	5,097	164,378
	Advanced Drainage Systems, Inc.	200,172	8,114,973
*	Aegion Corp.	279,423	4,484,739
*	AeroCentury Corp.	9,767	16,311
*	Aerovironment, Inc.	219,467	13,225,081
*	Air Transport Services Group, Inc.	589,476	11,930,994
	Alamo Group, Inc.	100,945	9,937,026
	Albany International Corp., Class A	214,764	10,983,031
	Allegiant Travel Co.	4,948	388,319
	Allied Motion Technologies, Inc.	70,197	2,023,078
	Altra Industrial Motion Corp.	42,094	1,174,844
*	Ameresco, Inc., Class A	172,746	3,119,793
*	American Superconductor Corp.	2,865	16,474
*	American Woodmark Corp.	141,545	7,276,828
*	AMREP Corp.	66,750	323,070
	Apogee Enterprises, Inc.	286,943	5,865,115

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	26,000	$1,362,140
	ARC Document Solutions, Inc.	110,245	77,172
	ArcBest Corp.	195,855	3,989,566
	Arcosa, Inc.	8,186	305,092
#	Argan, Inc.	121,827	4,573,386
*	Armstrong Flooring, Inc.	91,407	191,955
*	Art’s-Way Manufacturing Co., Inc.	200	380
*	ASGN, Inc.	13,390	621,966
	Astec Industries, Inc.	194,815	7,814,030
*	Astronics Corp.	246,025	2,209,305
*	Astronics Corp., Class B	36,903	354,269
*	Atkore International Group, Inc.	332,266	8,087,354
*	Atlas Air Worldwide Holdings, Inc.	114,028	3,745,820
*	Avalon Holdings Corp., Class A	846	1,167
#*	Avis Budget Group, Inc.	116,478	1,919,557
	AZZ, Inc.	212,737	6,677,814
	Barnes Group, Inc.	22,311	856,296
	Barrett Business Services, Inc.	27,355	1,338,207
*	Beacon Roofing Supply, Inc.	369,633	8,131,926
	BG Staffing, Inc.	6,372	77,420
*	Blue Bird Corp.	68,736	843,391
*	BMC Stock Holdings, Inc.	381,526	8,107,427
	Brady Corp., Class A	99,262	4,321,867
#	Briggs & Stratton Corp.	240,682	546,348
#*	BrightView Holdings, Inc.	34,612	443,726
*	Broadwind Energy, Inc.	25,575	42,199
*	Builders FirstSource, Inc.	588,877	10,805,893
*	CAI International, Inc.	129,410	2,133,971
#*	Capstone Turbine Corp.	4,139	7,864
*	Casella Waste Systems, Inc., Class A	439,046	20,362,953
*	CBIZ, Inc.	554,917	13,179,279
*	CECO Environmental Corp.	238,058	1,290,274
*	Chart Industries, Inc.	213,872	7,639,508
	Chicago Rivet & Machine Co.	17,700	380,727
#*	Cimpress P.L.C.	2,799	203,739
*	CIRCOR International, Inc.	73,673	1,099,938
	Columbus McKinnon Corp.	175,154	4,743,170
	Comfort Systems USA, Inc.	364,512	12,138,250
*	Commercial Vehicle Group, Inc.	76,394	184,873
	CompX International, Inc.	18,270	251,761
#*	Construction Partners, Inc., Class A	3,397	62,267
#*	Cornerstone Building Brands, Inc.	88,356	470,937
	Costamare, Inc.	583,817	2,930,761
	Covanta Holding Corp.	207,185	1,611,899
*	Covenant Transportation Group, Inc., Class A	140,816	1,250,446
*	CPI Aerostructures, Inc.	11,078	36,447
	CRA International, Inc.	89,634	3,776,280
	CSW Industrials, Inc.	45,553	3,017,431
	Cubic Corp.	151,779	5,799,476
#*	Daseke, Inc.	8,199	13,979
	Deluxe Corp.	31,932	899,524
	Douglas Dynamics, Inc.	247,996	9,165,932
*	Ducommun, Inc.	99,691	2,815,274
*	DXP Enterprises, Inc.	148,977	2,222,737
#*	Dycom Industries, Inc.	38,045	1,240,267
#*	Eagle Bulk Shipping, Inc.	391,230	657,266
	Eastern Co. (The)	56,600	1,018,800
*	Echo Global Logistics, Inc.	269,250	4,719,952
	Encore Wire Corp.	196,417	8,991,970

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Energy Recovery, Inc.	6,642	$54,066
#	Enerpac Tool Group Corp.	245,262	4,184,170
	EnerSys	9,111	531,991
	Ennis, Inc.	220,827	4,109,590
	EnPro Industries, Inc.	120,674	5,472,566
	ESCO Technologies, Inc.	177,756	13,562,783
	Espey Manufacturing & Electronics Corp.	35,187	668,915
#*	EVI Industries, Inc.	33,694	615,589
*	Evoqua Water Technologies Corp.	116,602	1,871,462
#*	ExOne Co. (The)	2,393	18,594
	Federal Signal Corp.	637,973	17,180,613
*	Forrester Research, Inc.	228,102	7,139,593
	Forward Air Corp.	296,206	15,284,230
*	Franklin Covey Co.	154,981	3,215,856
	Franklin Electric Co., Inc.	117,324	5,960,059
*	FreightCar America, Inc.	173,476	260,214
	GATX Corp.	11,859	703,239
	Genco Shipping & Trading, Ltd.	101,564	592,118
*	Gencor Industries, Inc.	39,904	483,636
*	Gibraltar Industries, Inc.	291,621	13,502,052
*	GMS, Inc.	152,633	2,805,395
#	Golden Ocean Group, Ltd.	11,471	43,590
*	Goldfield Corp. (The)	184,176	635,407
	Gorman-Rupp Co. (The)	263,287	7,766,966
*	GP Strategies Corp.	153,085	1,218,557
	Graham Corp.	76,104	996,962
#	Granite Construction, Inc.	244,752	4,023,723
*	Great Lakes Dredge & Dock Corp.	479,745	4,240,946
	Greenbrier Cos., Inc. (The)	252,888	4,294,038
	Griffon Corp.	403,518	6,621,730
	H&E Equipment Services, Inc.	342,213	5,564,383
*	Harsco Corp.	308,054	3,074,379
#	Hawaiian Holdings, Inc.	295,656	4,257,446
#*	HC2 Holdings, Inc.	41,499	111,632
#	Healthcare Services Group, Inc.	102,486	2,612,368
	Heartland Express, Inc.	434,826	8,518,241
	Heidrick & Struggles International, Inc.	148,169	3,324,912
	Helios Technologies, Inc.	259,337	9,224,617
*	Herc Holdings, Inc.	242,608	6,848,824
*	Heritage-Crystal Clean, Inc.	72,416	1,328,834
	Herman Miller, Inc.	37,910	854,491
#*	Hertz Global Holdings, Inc.	527,464	2,130,955
*	Hill International, Inc.	247,677	557,273
	Hillenbrand, Inc.	94,056	1,970,473
	HNI Corp.	25,948	631,574
*	Houston Wire & Cable Co.	36,896	85,230
*	Hub Group, Inc., Class A	321,460	15,465,441
*	Hudson Global, Inc.	15,929	151,326
	Hurco Cos., Inc.	57,082	1,866,011
*	Huron Consulting Group, Inc.	197,567	11,071,655
*	Huttig Building Products, Inc.	21,270	24,461
	Hyster-Yale Materials Handling, Inc.	104,774	4,090,377
	ICF International, Inc.	129,123	9,495,705
*	IES Holdings, Inc.	158,242	3,125,279
*	InnerWorkings, Inc.	338,090	598,419
*	Innovative Solutions & Support, Inc.	140,511	602,792
	Insteel Industries, Inc.	156,860	2,756,030
	Interface, Inc.	615,548	5,687,664
*	JELD-WEN Holding, Inc.	53,652	681,380

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	118,475	$9,962,563
	Kaman Corp.	248,738	9,641,085
	KAR Auction Services, Inc.	30,831	461,848
	Kelly Services, Inc., Class A	275,666	4,259,040
	Kelly Services, Inc., Class B	535	8,105
	Kennametal, Inc.	79,530	2,036,763
	Kforce, Inc.	273,912	8,203,664
	Kimball International, Inc., Class B	358,342	4,396,856
	Knoll, Inc.	538,665	6,280,834
	Korn Ferry	82,747	2,385,596
*	Kratos Defense & Security Solutions, Inc.	788,288	11,840,086
*	Lawson Products, Inc.	80,102	2,692,228
*	LB Foster Co., Class A	106,188	1,528,045
#*	Lightbridge Corp.	1,700	5,746
#*	Limbach Holdings, Inc.	97,188	302,255
#	Lindsay Corp.	86,944	7,824,960
*	LS Starrett Co. (The), Class A	1,982	6,276
	LSI Industries, Inc.	265,006	1,643,037
*	Lydall, Inc.	192,645	2,157,624
	Macquarie Infrastructure Corp.	37,637	1,038,405
*	Manitex International, Inc.	51,566	206,264
*	Manitowoc Co., Inc. (The)	328,882	3,032,292
	Marten Transport, Ltd.	493,176	11,057,006
*	Masonite International Corp.	27,461	1,622,396
*	Mastech Digital, Inc.	59,786	935,651
	Matson, Inc.	288,987	8,738,967
	Matthews International Corp., Class A	156,222	3,739,955
	McGrath RentCorp	245,356	13,384,170
*	Meritor, Inc.	729,205	14,948,702
#*	Mesa Air Group, Inc.	52,177	237,144
	Miller Industries, Inc.	87,325	2,652,934
*	Mistras Group, Inc.	161,868	768,873
	Mobile Mini, Inc.	214,277	6,121,894
	Moog, Inc., Class A	20,385	1,008,650
*	MRC Global, Inc.	601,089	3,221,837
	Mueller Industries, Inc.	76,699	1,986,504
	Mueller Water Products, Inc., Class A	826,175	7,840,401
*	MYR Group, Inc.	141,325	4,239,750
#	National Presto Industries, Inc.	43,893	3,568,940
	NL Industries, Inc.	23,557	78,916
	NN, Inc.	240,858	830,960
*	Northwest Pipe Co.	91,196	2,217,887
*	NOW, Inc.	888,256	5,480,540
#*	NV5 Global, Inc.	57,302	2,678,869
#	Omega Flex, Inc.	97,931	8,823,583
*	Orion Group Holdings, Inc.	262,813	662,289
*	PAM Transportation Services, Inc.	40,807	1,558,011
	Park Aerospace Corp.	127,705	1,699,754
	Park-Ohio Holdings Corp.	106,790	1,957,461
	Patrick Industries, Inc.	228,567	9,421,532
	Patriot Transportation Holding, Inc.	34,262	305,617
*	Performant Financial Corp.	225,933	158,153
*	Perma-Fix Environmental Services	1,994	11,964
*	Perma-Pipe International Holdings, Inc.	86,037	499,015
*	PGT Innovations, Inc.	451,350	4,666,959
*	PICO Holdings, Inc.	148,256	1,269,071
*	Pioneer Power Solutions, Inc.	3,481	4,351
#	Pitney Bowes, Inc.	518,744	1,831,166
	Powell Industries, Inc.	122,000	3,095,140

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Preformed Line Products Co.	51,182	$2,542,722
	Primoris Services Corp.	400,119	6,245,858
#	Quad/Graphics, Inc.	142,123	528,698
	Quanex Building Products Corp.	279,260	3,482,372
*	Radiant Logistics, Inc.	150,232	642,993
	Raven Industries, Inc.	382,160	8,510,703
*	RCM Technologies, Inc.	68,888	99,888
#»	Recycling Asset Hldgs, Inc.	15,044	1,510
#*	Red Violet, Inc.	1,887	35,910
*	Resideo Technologies, Inc.	368,582	1,890,826
	Resources Connection, Inc.	301,693	3,282,420
#	REV Group, Inc.	77,033	409,816
	RR Donnelley & Sons Co.	210,365	359,724
	Rush Enterprises, Inc., Class A	232,014	8,700,525
	Rush Enterprises, Inc., Class B	93,540	3,302,897
*	Saia, Inc.	218,036	20,172,691
	Scope Industries	4,778	740,686
#	Scorpio Bulkers, Inc.	52,957	1,357,288
	Servotronics, Inc.	24,804	171,259
*	SIFCO Industries, Inc.	45,608	111,224
*	SP Plus Corp.	193,346	4,077,667
	Spartan Motors, Inc.	275,643	3,883,810
#*	Spirit Airlines, Inc.	4,400	66,088
*	SPX Corp.	217,944	8,310,205
*	SPX FLOW, Inc.	231,244	7,531,617
	Standex International Corp.	134,372	6,697,100
	Steelcase, Inc., Class A	139,121	1,523,375
*	Sterling Construction Co., Inc.	109,590	1,082,749
*	Sunrun, Inc.	116,410	1,633,232
	Systemax, Inc.	345,642	6,864,450
#*	Team, Inc.	283,799	1,751,040
	Tennant Co.	171,312	10,136,531
	Terex Corp.	82,657	1,255,560
*	Textainer Group Holdings, Ltd.	221,872	1,948,036
*	Thermon Group Holdings, Inc.	245,760	3,755,213
	Titan International, Inc.	382,565	539,417
*	Titan Machinery, Inc.	65,527	615,954
#*	TPI Composites, Inc.	118,852	2,083,476
*	Transcat, Inc.	43,400	1,219,106
*	TriMas Corp.	409,105	9,753,063
#	Trinity Industries, Inc.	78,967	1,523,273
	Triton International, Ltd.	74,605	2,311,263
	Triumph Group, Inc.	21,221	149,396
*	TrueBlue, Inc.	359,857	5,588,579
#*	Tutor Perini Corp.	537,109	3,759,763
*	Twin Disc, Inc.	88,449	531,578
#*	U.S. Xpress Enterprises, Inc., Class A	33,318	145,266
	UFP Industries, Inc.	264,328	10,869,167
*	Ultralife Corp.	105,175	741,484
*	Univar Solutions, Inc.	15,266	221,662
	Universal Logistics Holdings, Inc.	90,552	1,261,389
*	Upwork, Inc.	1,526	12,712
	US Ecology, Inc.	246,156	8,068,994
#*	USA Truck, Inc.	66,622	331,778
*	Vectrus, Inc.	76,573	3,982,562
*	Veritiv Corp.	179,500	1,681,915
	Viad Corp.	192,334	4,610,246
#*	Vicor Corp.	128,796	6,848,083
*	Virco Manufacturing Corp.	133,476	317,673

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Vivint Solar, Inc.	7,538	$47,791
	VSE Corp.	69,676	1,339,173
#	Wabash National Corp.	578,747	4,745,725
*	Welbilt, Inc.	49,487	243,971
	Werner Enterprises, Inc.	61,910	2,483,829
*	WESCO International, Inc.	24,872	643,439
*	Wilhelmina International, Inc.	803	2,602
#*	Willdan Group, Inc.	27,036	685,633
*	Willis Lease Finance Corp.	75,426	1,509,274
*	WillScot Corp.	11,200	130,480
#*	YRC Worldwide, Inc.	146,985	252,814

TOTAL INDUSTRIALS			953,375,099

INFORMATION TECHNOLOGY — (14.0%)
#*	2U, Inc.	79,662	1,891,973
#*	3D Systems Corp.	210,713	1,788,953
*	A10 Networks Inc.	29,572	201,977
*	Acacia Communications, Inc.	17,795	1,204,544
*»	Actua Corp.	21,078	2,108
#*	ADDvantage Technologies Group, Inc.	79,262	187,058
#*	Adesto Technologies Corp.	75,635	896,275
	ADTRAN, Inc.	184,748	1,899,209
*	Advanced Energy Industries, Inc.	102,141	5,679,040
*	Agilysys, Inc.	230,903	4,523,390
*	Airgain, Inc.	13,797	111,618
#*	Alarm.com Holdings, Inc.	31,992	1,431,002
*	Alithya Group, Inc., Class A	105,048	190,137
*	Alpha & Omega Semiconductor, Ltd.	209,271	2,517,530
*	Ambarella, Inc.	165,238	8,688,214
	American Software, Inc., Class A	224,960	3,707,341
*	Amkor Technology, Inc.	974,694	9,629,977
*	Amtech Systems, Inc.	11,921	59,128
*	Anixter International, Inc.	87,650	8,139,179
#*	Applied Optoelectronics, Inc.	20,295	217,562
*	Arlo Technologies, Inc.	361,484	990,466
	AstroNova, Inc.	59,790	420,324
#*	Asure Software, Inc.	8,305	51,159
#*	Avaya Holdings Corp.	581,735	5,782,446
*	Aviat Networks, Inc.	9,712	92,944
#*	Avid Technology, Inc.	238,583	1,674,853
*	Aware, Inc.	144,939	369,594
*	Axcelis Technologies, Inc.	274,975	6,423,416
*	AXT, Inc.	286,069	1,581,962
#	Badger Meter, Inc.	305,168	18,014,067
	Bel Fuse, Inc., Class A	33,047	234,964
	Bel Fuse, Inc., Class B	96,207	717,704
	Belden, Inc.	33,270	1,137,501
	Benchmark Electronics, Inc.	315,243	6,512,920
*	BK Technologies Corp.	40,346	113,776
*	Bottomline Technologies De, Inc.	71,280	2,967,386
*	Brightcove, Inc.	62,367	486,463
#*	BroadVision, Inc.	16,737	72,304
	Brooks Automation, Inc.	141,544	5,448,029
*	BSQUARE Corp.	12,233	12,111
#*	CalAmp Corp.	276,964	1,861,198
*	Calix, Inc.	421,239	4,844,249
*	Cardtronics P.L.C., Class A	310,524	7,111,000
*	Casa Systems, Inc.	94,405	484,298
	Cass Information Systems, Inc.	106,669	4,278,494

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	159,522	$5,001,015
*	ChannelAdvisor Corp.	45,368	468,651
*	Cirrus Logic, Inc.	21,889	1,654,808
*	Clearfield, Inc.	97,696	1,272,979
#*	Coda Octopus Group, Inc.	6,169	37,631
	Cohu, Inc.	252,820	4,179,115
	Communications Systems, Inc.	89,247	507,815
*	CommVault Systems, Inc.	44,905	1,916,994
*	Computer Task Group, Inc.	250,507	1,052,129
	Comtech Telecommunications Corp.	172,178	3,187,015
*	Conduent, Inc.	847,584	2,135,912
#	CSG Systems International, Inc.	313,140	15,212,341
	CSP, Inc.	49,891	523,357
	CTS Corp.	337,845	7,824,490
*	CVD Equipment Corp.	29,398	112,888
*	CyberOptics Corp.	61,255	1,567,515
	Daktronics, Inc.	170,239	769,480
*	DASAN Zhone Solutions, Inc.	4,668	29,922
*	Data I/O Corp.	55,681	160,361
*	Digi International, Inc.	248,238	2,817,501
#*	Digimarc Corp.	3,695	61,891
*	Diodes, Inc.	352,806	17,954,297
*	DSP Group, Inc.	206,903	3,569,077
*	Eastman Kodak Co.	1,894	4,262
#	Ebix, Inc.	58,995	1,234,765
*	eGain Corp.	99,991	829,925
*	Electro-Sensors, Inc.	4,550	14,560
*	EMCORE Corp.	153,559	419,216
*	Endurance International Group Holdings, Inc.	484,855	1,243,653
*	ePlus, Inc.	152,384	10,781,168
*	Everspin Technologies, Inc.	1,637	6,171
	EVERTEC, Inc.	256,166	6,491,246
*	Evo Payments, Inc., Class A	7,063	140,624
*	ExlService Holdings, Inc.	233,261	14,399,202
*	Extreme Networks, Inc.	183,188	622,839
*	Fabrinet	340,765	21,383,004
*	FARO Technologies, Inc.	153,161	8,407,007
#*	Finjan Holdings, Inc.	119,939	147,525
*	Fitbit, Inc., Class A	798,929	5,344,835
*	FormFactor, Inc.	698,112	16,266,010
*	Frequency Electronics, Inc.	66,023	663,531
#	GlobalSCAPE, Inc.	26,038	242,674
*	GSE Systems, Inc.	101,370	106,439
*	GSI Technology, Inc.	104,352	806,641
#*	GTT Communications, Inc.	276,365	3,139,506
	Hackett Group, Inc. (The)	361,292	5,357,960
#*	Harmonic, Inc.	923,104	5,354,003
#*	I3 Verticals, Inc., Class A	21,470	498,963
*	Ichor Holdings, Ltd.	55,006	1,369,649
*	IEC Electronics Corp.	33,359	243,187
#*	Image Sensing Systems, Inc.	2,530	9,968
#*	Immersion Corp.	105,389	733,507
#*	Infinera Corp.	674,913	4,160,839
*	Innodata, Inc.	32,371	33,990
#*	Inphi Corp.	114,327	11,037,129
*	Insight Enterprises, Inc.	311,814	16,928,382
#*	Intelligent Systems Corp.	4,600	154,284
	InterDigital, Inc.	25,202	1,455,920
*	inTEST Corp.	78,717	277,084

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Intevac, Inc.	61,735	$339,543
*	Iteris, Inc.	84,450	336,956
	KEMET Corp.	456,016	12,316,992
*	Key Tronic Corp.	24,728	114,491
*	Kimball Electronics, Inc.	183,859	2,485,774
*	Knowles Corp.	761,825	11,846,379
	Kulicke & Soffa Industries, Inc.	578,093	13,856,889
*	KVH Industries, Inc.	174,237	1,616,919
*	Lantronix, Inc.	3,368	10,643
*	Lattice Semiconductor Corp.	736,300	16,574,113
*	LGL Group, Inc. (The)	51,187	504,724
*	Limelight Networks, Inc.	506,976	2,570,368
*	LiveRamp Holdings, Inc.	4,100	155,226
*	Luna Innovations, Inc.	99,696	760,680
#*	MACOM Technology Solutions Holdings, Inc.	129,845	3,981,048
#*	MagnaChip Semiconductor Corp.	86,929	1,005,769
	ManTech International Corp., Class A	105,236	7,846,396
*	Marin Software, Inc.	300	543
*	MaxLinear, Inc.	295,100	4,866,199
	Methode Electronics, Inc.	395,350	11,868,407
*	MicroStrategy, Inc., Class A	24,958	3,152,944
*	Mitek Systems, Inc.	40,438	377,287
	MTS Systems Corp.	164,979	3,509,103
#*	Napco Security Technologies, Inc.	222,440	4,457,698
*	NeoPhotonics Corp.	247,331	2,379,324
*	Net Element, Inc.	2,167	4,724
*	NETGEAR, Inc.	240,938	5,777,693
*	Netscout Systems, Inc.	458,437	12,139,412
*	NetSol Technologies, Inc.	45,396	103,049
	Network-1 Technologies, Inc.	46,583	104,812
	NIC, Inc.	499,105	12,093,314
	NVE Corp.	14,503	823,335
*	OneSpan, Inc.	189,711	3,187,145
*	Onto Innovation Inc.	217,472	7,059,141
*	Optical Cable Corp.	37,938	100,536
*	OSI Systems, Inc.	197,981	14,329,865
#*	PAR Technology Corp.	66,278	1,253,317
#	Paysign, Inc.	51,491	442,823
	PC Connection, Inc.	142,108	6,529,863
	PC-Tel, Inc.	164,725	1,125,072
*	PDF Solutions, Inc.	105,955	1,692,101
*	Perceptron, Inc.	71,825	201,828
*	Perficient, Inc.	342,609	11,933,071
*	PFSweb, Inc.	14,215	59,703
*	Photronics, Inc.	425,447	5,084,092
#*	Pixelworks, Inc.	95,160	436,784
#	Plantronics, Inc.	24,657	348,157
*	Plexus Corp.	225,831	14,157,345
	Power Integrations, Inc.	58,864	6,024,730
*	Powerfleet, Inc.	25,158	120,758
*	PRGX Global, Inc.	159,773	640,690
	Progress Software Corp.	389,221	15,923,031
	QAD, Inc., Class A	89,941	3,806,303
	QAD, Inc., Class B	28,424	851,299
*	Qumu Corp.	26,007	66,058
*	Rambus, Inc.	1,003,514	12,574,030
*	RealNetworks, Inc.	75,241	56,521
	RF Industries, Ltd.	67,928	378,359
*	Ribbon Communications, Inc.	446,737	1,628,356

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics, Ltd.	103,699	$414,796
#*	Rogers Corp.	75,700	8,405,728
*	Rosetta Stone, Inc.	29,408	502,289
#*	Rubicon Technology, Inc.	2,007	16,437
#*	Sailpoint Technologies Holdings, Inc.	130,488	2,425,772
*	Sanmina Corp.	151,268	4,194,662
	Sapiens International Corp. NV	51,056	1,263,125
*	ScanSource, Inc.	244,111	6,327,357
*	Seachange International, Inc.	17,892	53,139
*	SecureWorks Corp., Class A	3,955	45,008
*	ServiceSource International, Inc.	8,020	9,865
#*	ShotSpotter, Inc.	8,654	297,438
*	Sigmatron International, Inc.	9,685	30,508
#*	SMART Global Holdings, Inc.	151,202	3,823,899
#*	SMTC Corp.	10,277	31,961
*	SPS Commerce, Inc.	60,328	3,348,807
*	StarTek, Inc.	41,415	172,701
*	Steel Connect, Inc.	81,417	62,691
#*	Stratasys, Ltd.	365,170	6,463,509
*	Super Micro Computer, Inc.	57,423	1,314,987
	Support.com, Inc.	38,495	55,048
*	Sykes Enterprises, Inc.	415,864	11,906,186
*	Synaptics, Inc.	265,260	17,345,351
#*	Synchronoss Technologies, Inc.	282,163	973,462
*	Telenav, Inc.	80,622	376,505
#	TESSCO Technologies, Inc.	90,928	560,116
	TransAct Technologies, Inc.	75,004	318,767
*	Trio-Tech International	6,465	17,520
*	TSR, Inc.	52,346	177,976
	TTEC Holdings, Inc.	243,658	9,497,789
#*	TTM Technologies, Inc.	830,925	9,630,421
#*	Ultra Clean Holdings, Inc.	231,627	4,259,621
#*	Unisys Corp.	204,972	2,580,597
#*	Upland Software, Inc.	114,692	3,627,708
*	Veeco Instruments, Inc.	204,566	2,235,906
#*	Veritone, Inc.	18,284	93,980
*	Virtusa Corp.	334,969	11,053,977
*	Vishay Precision Group, Inc.	120,922	2,795,717
	Wayside Technology Group, Inc.	32,917	510,214
*	Wireless Telecom Group, Inc.	110,946	109,825
	Xperi Corp.	247,901	3,787,927
#*	Zix Corp.	196,439	1,076,486

TOTAL INFORMATION TECHNOLOGY			707,164,205

MATERIALS — (4.8%)
*	AdvanSix, Inc.	124,895	1,521,221
#*	AgroFresh Solutions, Inc.	185,302	372,457
*	Allegheny Technologies, Inc.	140,364	1,054,134
*	American Biltrite, Inc.	453	121,234
#	American Vanguard Corp.	175,806	2,209,881
*	Ampco-Pittsburgh Corp.	2,643	9,885
	Boise Cascade Co.	342,002	10,694,403
	Cabot Corp.	37,385	1,266,978
	Carpenter Technology Corp.	138,944	3,080,388
*	Century Aluminum Co.	1,100,316	4,786,375
	Chase Corp.	82,280	7,755,713
	Chemours Co. (The)	93,085	1,091,887
*	Clearwater Paper Corp.	104,989	2,513,437
#	Cleveland-Cliffs, Inc.	415,726	1,820,880

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Coeur Mining, Inc.	1,717,293	$7,229,804
	Commercial Metals Co.	231,430	3,688,994
#	Compass Minerals International, Inc.	91,212	4,483,982
*	Core Molding Technologies, Inc.	66,816	168,376
	Domtar Corp.	18,930	442,205
*	Element Solutions, Inc.	15,143	155,216
#*	Ferro Corp.	861,136	8,585,526
»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
#*	Flotek Industries, Inc.	253,345	227,352
*	Forterra, Inc.	182	1,485
	Friedman Industries, Inc.	73,974	315,129
	FutureFuel Corp.	294,779	3,059,806
*	GCP Applied Technologies, Inc.	181,014	3,098,960
	Gold Resource Corp.	196,485	811,483
	Greif, Inc., Class A	92,146	3,122,828
	Greif, Inc., Class B	5,678	225,701
	Hawkins, Inc.	115,697	4,330,539
	Haynes International, Inc.	50,219	1,109,840
#	HB Fuller Co.	37,066	1,363,658
	Hecla Mining Co.	2,503,473	6,584,134
	Innospec, Inc.	239,973	17,402,842
*	Intrepid Potash, Inc.	1,090,947	1,050,691
	Kaiser Aluminum Corp.	167,047	12,065,805
*	Koppers Holdings, Inc.	115,834	1,825,544
*	Kraton Corp.	263,279	4,109,785
#	Kronos Worldwide, Inc.	112,254	1,065,290
#*	Livent Corp.	217,481	1,348,382
	Louisiana-Pacific Corp.	121,214	2,424,280
#*	LSB Industries, Inc.	111,694	222,271
	Materion Corp.	157,618	8,155,155
#*	McEwen Mining, Inc.	73,816	71,077
	Mercer International, Inc.	488,450	4,923,576
	Minerals Technologies, Inc.	177,293	7,807,984
	Myers Industries, Inc.	324,292	4,008,249
	Neenah, Inc.	166,319	8,126,346
#	Nexa Resources SA	102,315	428,700
	Northern Technologies International Corp.	76,828	625,380
	O-I Glass, Inc.	167,159	1,377,390
	Olin Corp.	51,584	688,646
	Olympic Steel, Inc.	93,389	881,592
	PH Glatfelter Co.	395,810	5,778,826
	PolyOne Corp.	98,734	2,299,515
*	PQ Group Holdings, Inc.	99,751	1,169,082
#*	Ramaco Resources, Inc.	4,591	10,835
	Rayonier Advanced Materials, Inc.	255,473	454,742
*	Resolute Forest Products, Inc.	324,484	782,006
*	Ryerson Holding Corp.	129,495	598,267
	Schnitzer Steel Industries, Inc., Class A	241,463	3,757,164
	Schweitzer-Mauduit International, Inc.	191,151	6,158,885
	Sensient Technologies Corp.	17,599	841,056
	Stepan Co.	165,320	15,771,528
*	Summit Materials, Inc., Class A	406,820	6,147,050
	SunCoke Energy, Inc.	601,769	1,895,572
*	Synalloy Corp.	67,776	599,140
*	TimkenSteel Corp.	304,355	791,323
*	Trecora Resources	162,400	958,160
	Tredegar Corp.	337,177	5,556,677
	Trinseo SA	90,765	1,856,144
*	Tronox Holdings P.L.C., Class A	172,968	1,179,642

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	UFP Technologies, Inc.	26,955	$1,159,065
	United States Lime & Minerals, Inc.	60,400	4,838,040
#	United States Steel Corp.	633,566	4,865,787
*	Universal Stainless & Alloy Products, Inc.	73,225	546,991
#*	US Concrete, Inc.	100,512	1,927,820
*	Venator Materials P.L.C.	247,841	314,758
*	Verso Corp., Class A	260,448	3,617,623
	Warrior Met Coal, Inc.	299,568	3,759,578
	Worthington Industries, Inc.	39,511	1,044,671

TOTAL MATERIALS			244,592,823

REAL ESTATE — (0.8%)
#*	Altisource Asset Management Corp.	697	13,069
#*	Altisource Portfolio Solutions SA	35,261	294,429
*	CKX Lands, Inc.	15,043	128,843
	Consolidated-Tomoka Land Co.	52,663	2,213,426
#*	Forestar Group, Inc.	73,419	968,397
*	FRP Holdings, Inc.	91,787	3,991,817
	Griffin Industrial Realty, Inc.	49,036	1,883,963
#*	InterGroup Corp. (The)	5,700	176,415
*	JW Mays, Inc.	2,700	56,943
	Kennedy-Wilson Holdings, Inc.	56,934	805,616
*	Marcus & Millichap, Inc.	301,083	8,746,461
*	Maui Land & Pineapple Co., Inc.	28,396	296,738
	Newmark Group, Inc., Class A	154,259	598,525
*	Rafael Holdings, Inc., Class B	136,561	1,926,876
	RE/MAX Holdings, Inc., Class A	123,009	3,233,907
	RMR Group, Inc. (The), Class A	82,120	2,435,679
#*	St Joe Co. (The)	509,925	9,331,627
*	Stratus Properties, Inc.	70,654	1,184,867
*	Tejon Ranch Co.	176,434	2,417,146
#*	Trinity Place Holdings, Inc.	93,454	138,312

TOTAL REAL ESTATE			40,843,056

UTILITIES — (2.0%)
	Artesian Resources Corp., Class A	45,630	1,575,604
#*	Atlantic Power Corp.	249,339	496,185
#	Atlantica Yield P.L.C.	14,226	340,570
	California Water Service Group	346,288	15,555,257
	Chesapeake Utilities Corp.	153,678	13,505,223
	Consolidated Water Co., Ltd.	63,422	952,598
	El Paso Electric Co.	82,405	5,603,540
#	Genie Energy, Ltd., Class B	212,941	1,677,975
	MGE Energy, Inc.	112,186	7,253,947
	Middlesex Water Co.	135,459	8,168,178
	Northwest Natural Holding Co.	204,788	13,331,699
	Otter Tail Corp.	293,905	13,043,504
	RGC Resources, Inc.	15,928	396,129
	SJW Group	183,758	10,939,114
#	Spark Energy, Inc., Class A	10,012	72,287
	Unitil Corp.	119,079	5,990,864

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	88,610	$3,572,755

TOTAL UTILITIES		102,475,429

TOTAL COMMON STOCKS		4,804,138,987

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	20,021	500,525

ENERGY — (0.0%)
» Enron TOPRS Escrow Shares	37,101	0

TOTAL PREFERRED STOCKS		500,525

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	16,919	507

TOTAL INVESTMENT SECURITIES (Cost $4,142,169,488)		4,804,640,019

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund 0.216%	73,082,216	73,082,216

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	16,046,908	185,678,775

TOTAL INVESTMENTS — (100.0%) (Cost $4,400,883,698)		$5,063,401,010

As of April 30, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	574	06/19/20	$71,062,191	$83,298,880	$12,236,689

Total Futures Contracts			$71,062,191	$83,298,880	$12,236,689

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,269,550	$1,092	—	$119,270,642
Consumer Discretionary	573,486,864	11,479	—	573,498,343
Consumer Staples	211,671,598	—	—	211,671,598
Energy	196,013,942	—	—	196,013,942
Financials	1,089,289,742	153,387	—	1,089,443,129
Health Care	565,378,778	411,943	—	565,790,721
Industrials	953,373,589	1,510	—	953,375,099
Information Technology	707,162,097	2,108	—	707,164,205
Materials	244,592,823	—	—	244,592,823

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$40,843,056	—	—	$40,843,056
Utilities	102,475,429	—	—	102,475,429
Preferred Stocks
Communication Services	500,525	—	—	500,525
Rights/Warrants
Consumer Discretionary	—	$507	—	507
Temporary Cash Investments	73,082,216	—	—	73,082,216
Securities Lending Collateral	—	185,678,775	—	185,678,775
Futures Contracts**	12,236,689	—	—	12,236,689

TOTAL	$4,889,376,898	$186,260,801	—	$5,075,637,699

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Acadia Realty Trust	731,070	$9,057,957
#	Agree Realty Corp.	401,465	26,139,386
	Alexander’s, Inc.	22,128	6,976,073
	Alexandria Real Estate Equities, Inc.	1,072,838	168,532,121
	American Assets Trust, Inc.	445,961	12,629,616
	American Campus Communities, Inc.	1,194,813	42,164,951
#	American Finance Trust, Inc.	529,394	4,081,628
	American Homes 4 Rent, Class A	2,362,581	57,032,705
	American Tower Corp.	3,527,239	839,482,882
	Apartment Investment & Management Co., Class A	1,296,033	48,821,563
#	Apple Hospitality REIT, Inc.	1,859,504	17,999,999
	Ashford Hospitality Trust, Inc.	944,047	776,290
	AvalonBay Communities, Inc.	1,228,366	200,162,240
	Bluerock Residential Growth REIT, Inc.	203,289	1,183,142
	Boston Properties, Inc.	1,354,137	131,595,034
	Braemar Hotels & Resorts, Inc.	272,862	854,058
#	Brandywine Realty Trust	1,539,700	17,183,052
	Brixmor Property Group, Inc.	2,588,763	29,641,336
#	Brookfield Property REIT, Inc., Class A	483,127	4,732,229
	BRT Apartments Corp.	52,130	516,087
	Camden Property Trust	850,985	74,946,249
	CareTrust REIT, Inc.	832,766	13,723,984
#	CBL & Associates Properties, Inc.	1,303,884	376,822
	Cedar Realty Trust, Inc.	687,560	721,938
	Chatham Lodging Trust	414,372	3,111,934
#	CIM Commercial Trust Corp.	3,395	34,595
	City Office REIT, Inc.	445,844	4,503,024
#	Clipper Realty, Inc.	82,545	437,488
	Columbia Property Trust, Inc.	1,014,686	14,499,863
	Community Healthcare Trust, Inc.	174,853	6,504,532
	CorePoint Lodging, Inc.	369,644	1,607,951
	CoreSite Realty Corp.	327,057	39,636,038
	Corporate Office Properties Trust	974,946	25,758,073
	Cousins Properties, Inc.	1,281,373	38,659,023
	Crown Castle International Corp.	3,626,606	578,189,795
	CubeSmart	1,678,976	42,310,195
	CyrusOne, Inc.	1,001,992	70,289,739
#	DiamondRock Hospitality Co.	1,767,629	11,012,329
#	Digital Realty Trust, Inc.	2,127,744	318,076,451
	Diversified Healthcare Trust REIT	2,107,899	6,555,566
	Douglas Emmett, Inc.	1,447,450	44,132,750
	Duke Realty Corp.	3,214,020	111,526,494
	Easterly Government Properties, Inc.	653,487	17,585,335
	EastGroup Properties, Inc.	340,137	36,054,522
	Empire State Realty Trust, Inc., Class A	1,351,937	11,302,193
	EPR Properties	689,783	20,293,416
	Equinix, Inc.	720,123	486,227,050
	Equity Commonwealth	1,059,215	35,960,349
	Equity LifeStyle Properties, Inc.	1,512,850	91,239,983
	Equity Residential	3,257,646	211,942,449
#	Essential Properties Realty Trust, Inc.	803,970	11,810,319
	Essex Property Trust, Inc.	575,996	140,600,624
	Extra Space Storage, Inc.	1,133,291	100,001,598
	Federal Realty Investment Trust	658,629	54,844,037

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	First Industrial Realty Trust, Inc.	1,102,329	$41,634,966
#	Four Corners Property Trust, Inc.	616,733	13,808,652
	Franklin Street Properties Corp.	937,923	5,102,301
	Front Yard Residential Corp.	393,050	4,484,700
	Gaming and Leisure Properties, Inc.	1,786,731	50,457,283
	Getty Realty Corp.	309,829	8,414,956
	Gladstone Commercial Corp.	279,182	4,411,076
	Global Medical REIT, Inc.	369,099	3,846,012
#	Global Net Lease, Inc.	786,197	11,313,375
#	Global Self Storage, Inc.	41,286	163,905
	Healthcare Realty Trust, Inc.	1,169,959	34,385,095
#	Healthcare Trust of America, Inc., Class A	1,878,805	46,274,967
	Healthpeak Properties, Inc.	4,411,055	115,304,978
#	Hersha Hospitality Trust	336,876	1,761,861
	Highwoods Properties, Inc.	908,412	35,255,470
	Host Hotels & Resorts, Inc.	6,171,982	75,977,098
	Hudson Pacific Properties, Inc.	1,343,855	33,031,956
#	Independence Realty Trust, Inc.	848,579	8,545,191
	Industrial Logistics Properties Trust	569,911	10,651,637
	Investors Real Estate Trust	105,780	6,625,001
	Invitation Homes, Inc.	4,743,354	112,180,322
#	Iron Mountain, Inc.	2,512,428	60,750,509
	JBG SMITH Properties	1,122,319	38,102,730
	Kilroy Realty Corp.	981,256	61,092,999
#	Kimco Realty Corp.	3,751,153	40,925,079
	Kite Realty Group Trust	734,685	7,515,828
	Lamar Advertising Co., Class A	747,637	43,101,273
	Lexington Realty Trust	1,998,930	20,888,818
	Life Storage, Inc.	405,290	35,499,351
#	LTC Properties, Inc.	348,699	12,413,684
#	Macerich Co. (The)	997,256	7,449,502
	Mack-Cali Realty Corp.	790,210	12,793,500
	Medical Properties Trust, Inc.	4,543,228	77,870,928
#	MGM Growth Properties LLC, Class A	1,139,219	28,674,142
	Mid-America Apartment Communities, Inc.	996,549	111,533,764
	Monmouth Real Estate Investment Corp.	820,387	11,149,059
#	National Health Investors, Inc.	390,404	21,495,644
	National Retail Properties, Inc.	1,497,852	48,889,889
	National Storage Affiliates Trust	522,398	14,877,895
#	New Senior Investment Group, Inc.	730,376	2,417,545
#	NexPoint Residential Trust, Inc.	177,173	5,327,592
#	Office Properties Income Trust	421,624	11,552,498
#	Omega Healthcare Investors, Inc.	1,975,878	57,596,844
	One Liberty Properties, Inc.	131,156	2,061,772
	Outfront Media, Inc.	1,260,494	19,777,151
	Paramount Group, Inc.	1,588,389	15,327,954
#	Park Hotels & Resorts, Inc.	2,099,908	19,970,125
#	Pebblebrook Hotel Trust	1,145,051	13,557,404
#	Pennsylvania Real Estate Investment Trust	564,641	570,287
	Physicians Realty Trust	1,747,573	26,947,576
	Piedmont Office Realty Trust, Inc., Class A	1,095,814	19,012,373
	Plymouth Industrial REIT, Inc.	100,436	1,407,108
	Preferred Apartment Communities, Inc., Class A	218,244	1,617,188
	Prologis, Inc.	6,444,341	575,028,547
	PS Business Parks, Inc.	180,064	23,244,462
	Public Storage	1,386,970	257,213,586
#	QTS Realty Trust, Inc., Class A	503,634	31,492,234
	Realty Income Corp.	2,997,993	164,649,776
	Regency Centers Corp.	1,464,709	64,315,372

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Retail Opportunity Investments Corp.	1,018,242	$9,882,039
	Retail Properties of America, Inc., Class A	1,887,553	11,702,829
	Retail Value, Inc.	145,070	2,099,163
	Rexford Industrial Realty, Inc.	988,248	40,241,459
#	RLJ Lodging Trust	1,479,982	13,749,033
#	RPT Realty	720,086	4,910,987
	Ryman Hospitality Properties, Inc.	456,008	16,115,323
	Sabra Health Care REIT, Inc.	1,785,724	22,892,982
	Saul Centers, Inc.	121,982	3,979,053
	SBA Communications Corp.	987,188	286,205,545
#	Seritage Growth Properties	310,634	3,286,508
	Service Properties Trust	1,444,571	10,010,877
	Simon Property Group, Inc.	2,679,805	178,930,580
	SITE Centers Corp.	1,355,826	8,216,306
#	SL Green Realty Corp.	676,584	35,892,781
#	Sotherly Hotels, Inc.	109,976	228,750
*»	Spirit MTA REIT	433,542	332,787
	Spirit Realty Capital, Inc.	893,367	27,479,969
#	STAG Industrial, Inc.	1,301,935	34,175,794
	STORE Capital Corp.	2,011,992	40,380,679
#	Summit Hotel Properties, Inc.	936,536	5,675,408
	Sun Communities, Inc.	815,949	109,663,546
#	Sunstone Hotel Investors, Inc.	1,939,765	17,826,440
#	Tanger Factory Outlet Centers, Inc.	819,530	6,162,866
	Terreno Realty Corp.	588,929	32,285,088
	UDR, Inc.	2,572,914	96,407,088
#	UMH Properties, Inc.	328,946	4,273,009
#	Uniti Group, Inc.	1,502,669	10,608,843
	Universal Health Realty Income Trust	114,845	12,283,821
	Urban Edge Properties	1,071,997	12,327,965
#	Urstadt Biddle Properties, Inc.	67,653	753,654
	Urstadt Biddle Properties, Inc., Class A	266,595	3,894,953
	Ventas, Inc.	3,260,160	105,466,176
	VEREIT, Inc.	9,353,125	51,255,125
	Vornado Realty Trust	1,495,933	65,551,784
#	Washington Prime Group, Inc.	1,426,949	1,226,891
#	Washington Real Estate Investment Trust	719,722	16,783,917
	Weingarten Realty Investors	1,067,012	19,408,948
	Welltower, Inc.	3,585,719	183,696,384
#	Whitestone REIT	318,928	2,162,332
	WP Carey, Inc.	1,506,339	99,086,979
	Xenia Hotels & Resorts, Inc.	988,476	9,588,217

TOTAL REAL ESTATE			8,452,884,725

TEMPORARY CASH INVESTMENTS — (1.5%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	134,530,150	134,530,150

SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	10,393,978	120,268,714

TOTAL INVESTMENTS — (100.0%) (Cost $6,797,566,786)			$8,707,683,589

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of April 30, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,000	06/19/20	$124,961,641	$145,120,000	$20,158,359

Total Futures Contracts			$124,961,641	$145,120,000	$20,158,359

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,452,551,938	$332,787	—	$8,452,884,725
Temporary Cash Investments	134,530,150	—	—	134,530,150
Securities Lending Collateral	—	120,268,714	—	120,268,714
Futures Contracts**	20,158,359	—	—	20,158,359

TOTAL	$8,607,240,447	$120,601,501	—	$8,727,841,948

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (5.2%)
*	Afterpay, Ltd.	33,264	$661,476
	AGL Energy, Ltd.	157,174	1,724,986
	ALS, Ltd.	289,402	1,263,777
	Altium, Ltd.	61,363	1,347,001
	Alumina, Ltd.	1,201,993	1,333,311
*	AMP, Ltd.	1,251,902	1,155,078
	Ansell, Ltd.	62,963	1,161,176
	APA Group	287,796	2,033,527
	Aristocrat Leisure, Ltd.	181,577	2,977,824
	ASX, Ltd.	49,418	2,605,588
	Atlas Arteria, Ltd.	373,425	1,506,899
	Aurizon Holdings, Ltd.	1,216,488	3,695,510
	AusNet Services	747,865	912,114
	Australia & New Zealand Banking Group, Ltd.	682,316	7,411,630
	Bank of Queensland, Ltd.	33,368	112,511
	Beach Energy, Ltd.	1,607,758	1,567,162
	Bendigo & Adelaide Bank, Ltd.	294,550	1,246,283
	BHP Group, Ltd.	842,811	17,205,398
#	BHP Group, Ltd., Sponsored ADR	104,560	4,253,501
	BlueScope Steel, Ltd.	307,158	2,004,778
	Boral, Ltd.	718,147	1,395,707
	Brambles, Ltd.	509,466	3,641,439
	Caltex Australia, Ltd.	199,308	3,208,836
	Carsales.com, Ltd.	129,544	1,185,041
	Challenger, Ltd.	332,286	1,058,277
	CIMIC Group, Ltd.	41,953	667,824
	Cleanaway Waste Management, Ltd.	975,941	1,177,496
	Coca-Cola Amatil, Ltd.	320,915	1,786,723
	Cochlear, Ltd.	20,955	2,491,495
	Coles Group, Ltd.	337,836	3,387,759
#	Commonwealth Bank of Australia	470,347	19,000,364
	Computershare, Ltd.	291,769	2,295,543
	Crown Resorts, Ltd.	144,328	923,929
	CSL, Ltd.	137,898	27,486,829
	Domino’s Pizza Enterprises, Ltd.	31,656	1,184,487
	Downer EDI, Ltd.	331,959	893,008
	Evolution Mining, Ltd.	883,191	2,876,144
	Flight Centre Travel Group, Ltd.	64,937	460,205
	Fortescue Metals Group, Ltd.	894,359	6,834,913
#	Harvey Norman Holdings, Ltd.	399,284	716,402
	IDP Education, Ltd.	86,024	815,438
	Iluka Resources, Ltd.	217,450	1,078,561
	Incitec Pivot, Ltd.	928,930	1,436,692
	Insurance Australia Group, Ltd.	914,321	3,416,181
	James Hardie Industries P.L.C.	177,441	2,547,270
#	James Hardie Industries P.L.C., Sponsored ADR	2,500	36,375
#	JB Hi-Fi, Ltd.	74,704	1,688,863
	LendLease Group	149,595	1,191,649
	LendLease Group	26,054	209,849
	Macquarie Group, Ltd.	97,552	6,462,164
	Magellan Financial Group, Ltd.	53,031	1,737,116
	Medibank Pvt, Ltd.	1,175,388	2,059,065
	Metcash, Ltd.	243,302	392,432
	National Australia Bank, Ltd.	405,174	4,439,686
	National Australia Bank, Ltd.	29,048	321,038

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Newcrest Mining, Ltd.	119,874	$2,151,312
*	NEXTDC, Ltd.	100,905	575,842
	Northern Star Resources, Ltd.	287,658	2,322,859
	Oil Search, Ltd.	996,286	1,955,226
#	Orica, Ltd.	176,486	2,045,241
	Origin Energy, Ltd.	802,596	2,886,694
	Orora, Ltd.	664,513	1,104,328
	Qantas Airways, Ltd.	538,179	1,336,652
#	QBE Insurance Group, Ltd.	297,305	1,609,863
	Qube Holdings, Ltd.	706,131	1,016,932
	Ramsay Health Care, Ltd.	51,806	2,103,922
#	REA Group, Ltd.	13,480	771,312
#	Reece, Ltd.	111,688	638,300
	Rio Tinto, Ltd.	136,233	7,678,247
	Santos, Ltd.	1,011,664	3,216,886
#	Seek, Ltd.	152,533	1,702,920
#	Seven Group Holdings, Ltd.	84,638	832,286
	Sonic Healthcare, Ltd.	124,318	2,195,487
	South32, Ltd., ADR	6,560	41,722
	South32, Ltd.	2,110,576	2,654,371
	Spark Infrastructure Group	720,170	884,510
	Star Entertainment Grp, Ltd. (The)	2,734	5,360
	Suncorp Group, Ltd.	565,750	3,363,306
	Sydney Airport	200,784	817,870
	Tabcorp Holdings, Ltd.	628,264	1,309,850
	Telstra Corp., Ltd.	1,393,377	2,741,070
	TPG Telecom, Ltd.	267,150	1,274,763
#	Transurban Group	650,040	5,794,955
	Treasury Wine Estates, Ltd.	318,368	2,094,021
	Wesfarmers, Ltd.	356,660	8,663,072
	Westpac Banking Corp.	901,496	9,379,293
	WiseTech Global, Ltd.	21,330	254,001
	Woodside Petroleum, Ltd.	114,488	1,639,381
	Woolworths Group, Ltd.	387,995	8,978,948
	Worley, Ltd.	192,521	1,115,899
*	Xero, Ltd.	21,078	1,077,632

TOTAL AUSTRALIA			254,918,663

AUSTRIA — (0.2%)
	Erste Group Bank AG	126,748	2,746,989
	OMV AG	50,162	1,637,880
	Raiffeisen Bank International AG	154,301	2,663,246
	Verbund AG	14,535	658,111

TOTAL AUSTRIA			7,706,226

BELGIUM — (0.9%)
	Ageas	99,407	3,583,024
	Anheuser-Busch InBev SA	265,831	12,379,754
	Colruyt SA	38,336	2,297,536
	Elia Group SA	11,284	1,297,467
*	Galapagos NV	9,451	2,086,910
	KBC Group NV	130,742	7,091,566
	Proximus SADP	97,726	2,085,807
#	Solvay SA	59,837	4,673,729
	Telenet Group Holding NV	19,255	804,222
	UCB SA	57,746	5,291,780
#	Umicore SA	93,973	4,072,836

TOTAL BELGIUM			45,664,631

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (8.8%)
#	Agnico Eagle Mines, Ltd.	14,270	$837,367
*	Air Canada	105,600	1,535,503
#	Alamos Gold, Inc., Class A	32,551	262,687
#	Algonquin Power & Utilities Corp.	127,523	1,768,163
	Algonquin Power & Utilities Corp.	23,199	321,306
	Alimentation Couche-Tard, Inc., Class B	338,416	9,442,924
#	AltaGas, Ltd.	135,759	1,622,924
	Atco, Ltd., Class I	39,424	1,107,140
#*	Aurora Cannabis, Inc.	158,345	116,033
	B2Gold Corp.	926,531	4,686,072
#	Bank of Montreal 063671101	147,178	7,491,360
	Bank of Nova Scotia (The)	171,168	6,861,722
	Bank of Nova Scotia (The)	160,343	6,436,168
	Barrick Gold Corp.	245,579	6,316,292
	Barrick Gold Corp.	141,263	3,683,675
*	Bausch Health Cos., Inc.	94,103	1,705,146
*	Bausch Health Cos., Inc.	12,340	222,961
	BCE, Inc.	19,715	797,261
#	BCE, Inc.	36,440	1,473,634
#*	BlackBerry, Ltd.	156,732	668,837
#*	BlackBerry, Ltd.	82,706	353,982
*	Bombardier, Inc., Class B	187,899	66,145
	Brookfield Asset Management, Inc., Class A	164,242	5,550,462
#	Brookfield Asset Management, Inc., Class A	92,679	3,134,404
	CAE, Inc.	82,030	1,355,429
	CAE, Inc.	44,618	738,874
	Cameco Corp.	133,695	1,329,314
	Cameco Corp.	75,909	756,054
#*	Canada Goose Holdings, Inc.	10,177	243,028
#*	Canada Goose Holdings, Inc.	16,870	402,350
#	Canadian Imperial Bank of Commerce	116,490	6,902,615
	Canadian Imperial Bank of Commerce	53,368	3,170,593
	Canadian National Railway Co.	149,760	12,384,693
	Canadian National Railway Co.	76,670	6,353,643
	Canadian Natural Resources, Ltd.	593,904	9,945,689
#	Canadian Natural Resources, Ltd.	352,862	5,913,967
	Canadian Pacific Railway, Ltd.	31,366	7,128,810
	Canadian Pacific Railway, Ltd.	12,744	2,897,094
#	Canadian Tire Corp., Ltd., Class A	39,050	2,740,051
	Canadian Utilities, Ltd., Class A	24,845	606,154
#*	Canopy Growth Corp.	34,000	542,261
#*	Canopy Growth Corp.	44,429	710,864
	CCL Industries, Inc., Class B	52,580	1,643,562
	Cenovus Energy, Inc.	176,503	640,354
#	Cenovus Energy, Inc.	316,940	1,153,662
*	CGI, Inc.	56,942	3,642,580
*	CGI, Inc.	34,697	2,212,761
	CI Financial Corp.	163,821	1,740,661
	Cogeco Communications, Inc.	11,831	874,692
	Colliers International Group, Inc.	4,690	257,950
	Constellation Software, Inc.	6,443	6,195,732
*	Descartes Systems Group, Inc. (The)	22,736	955,698
*	Descartes Systems Group, Inc. (The)	3,500	147,280
	Dollarama, Inc.	78,900	2,474,783
	Element Fleet Management Corp.	354,729	2,617,240
#	Emera, Inc.	52,822	2,102,710
#	Empire Co., Ltd., Class A	116,082	2,562,736
	Enbridge, Inc.	84,288	2,582,610
	Enbridge, Inc.	423,071	12,979,818

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings, Ltd.	12,686	$3,439,743
	First Quantum Minerals, Ltd.	391,796	2,392,517
	FirstService Corp.	3,957	342,597
	FirstService Corp.	24,865	2,149,864
	Fortis, Inc.	100,563	3,896,956
	Fortis, Inc.	2,900	112,375
#	Franco-Nevada Corp.	9,003	1,191,129
#	Franco-Nevada Corp.	24,704	3,266,116
#	Genworth MI Canada, Inc.	18,113	446,595
	George Weston, Ltd.	43,148	3,060,766
	Gildan Activewear, Inc.	35,400	493,888
#	Gildan Activewear, Inc.	75,019	1,045,765
	Great-West Lifeco, Inc.	37,225	612,951
	Husky Energy, Inc.	195,545	627,958
	Hydro One, Ltd.	67,923	1,231,637
	iA Financial Corp., Inc.	68,039	2,208,903
	IGM Financial, Inc.	54,364	1,151,371
	Imperial Oil, Ltd.	62,170	1,004,492
	Imperial Oil, Ltd.	82,557	1,336,598
	Innergex Renewable Energy, Inc.	4,398	59,021
	Intact Financial Corp.	31,700	3,016,846
#	Inter Pipeline, Ltd.	249,712	2,088,184
#	Keyera Corp.	169,435	2,513,620
*	Kinross Gold Corp.	1,081,211	7,138,424
*	Kinross Gold Corp.	174,197	1,151,442
	Kirkland Lake Gold, Ltd.	79,988	3,306,519
	Loblaw Cos., Ltd.	71,364	3,511,944
	Lundin Mining Corp.	451,887	2,214,066
	Magna International, Inc.	73,020	2,845,364
	Magna International, Inc.	187,308	7,310,631
	Manulife Financial Corp.	163,634	2,060,781
#	Manulife Financial Corp.	112,569	1,418,369
	Maple Leaf Foods, Inc.	17,787	328,790
	Metro, Inc.	111,373	4,582,309
#	National Bank of Canada	218,721	8,821,435
	Northland Power, Inc.	78,126	1,676,514
*	Novagold Resources, Inc.	33,993	380,382
	Nutrien, Ltd.	29,894	1,067,585
	Nutrien, Ltd.	147,781	5,277,246
	Onex Corp.	35,408	1,632,083
	Open Text Corp.	39,200	1,481,318
#	Open Text Corp.	68,664	2,605,799
	Pan American Silver Corp.	96,670	2,055,700
	Pan American Silver Corp.	21,118	448,546
	Parkland Fuel Corp.	115,749	2,738,327
	Pembina Pipeline Corp.	115,165	2,641,893
	Quebecor, Inc., Class B	104,354	2,272,330
	Restaurant Brands International, Inc.	63,671	3,105,902
	Restaurant Brands International, Inc.	28,059	1,383,309
	Ritchie Bros Auctioneers, Inc.	27,100	1,166,393
	Ritchie Bros Auctioneers, Inc.	33,634	1,449,289
	Rogers Communications, Inc., Class B	60,368	2,528,434
	Rogers Communications, Inc., Class B	63,944	2,674,138
	Royal Bank of Canada 2754383	335,579	20,644,154
#	Royal Bank of Canada 780087102	216,240	13,318,222
	Saputo, Inc.	94,310	2,371,385
	Shaw Communications, Inc., Class B	91,002	1,484,720
#	Shaw Communications, Inc., Class B	152,869	2,496,351
*	Shopify, Inc., Class A	7,521	4,769,847

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Shopify, Inc., Class A	10,501	$6,639,677
#	SNC-Lavalin Group, Inc.	100,027	1,844,673
	Stantec, Inc.	8,500	250,551
	Stantec, Inc.	21,596	637,730
#*	Stars Group, Inc. (The)	2,400	66,951
#*	Stars Group, Inc. (The)	64,050	1,790,838
	Sun Life Financial, Inc.	43,025	1,474,710
#	Sun Life Financial, Inc.	104,955	3,605,204
	Suncor Energy, Inc.	303,629	5,414,043
	Suncor Energy, Inc.	295,550	5,275,567
	TC Energy Corp.	28,748	1,323,034
	TC Energy Corp.	263,816	12,230,510
	Teck Resources, Ltd., Class B	72,753	641,316
#	Teck Resources, Ltd., Class B	258,289	2,275,526
	TELUS Corp.	78,760	1,287,252
	TFI International, Inc.	24,013	665,902
	Thomson Reuters Corp.	5,033	354,600
#	Thomson Reuters Corp.	31,623	2,229,738
	TMX Group, Ltd.	23,387	2,026,106
	Toromont Industries, Ltd.	58,598	2,753,195
	Toronto-Dominion Bank (The)	239,419	10,003,670
	Toronto-Dominion Bank (The)	286,785	11,979,009
	Tourmaline Oil Corp.	125,299	1,242,233
	TransAlta Renewables, Inc.	15,200	164,236
*	Turquoise Hill Resources, Ltd.	140,121	68,452
	Vermilion Energy, Inc.	15,692	77,223
	Waste Connections, Inc.	54,270	4,662,320
	Waste Connections, Inc.	22,131	1,904,114
	West Fraser Timber Co., Ltd.	8,502	236,623
	Wheaton Precious Metals Corp.	110,007	4,153,864
	WSP Global, Inc.	45,300	3,039,960
	Yamana Gold, Inc.	215,400	1,015,140
#	Yamana Gold, Inc.	422,600	1,977,768

TOTAL CANADA			432,730,048

CHINA — (0.0%)
*	Meituan Dianping, Class B	153,500	2,055,224

DENMARK — (1.9%)
	Ambu A.S., Class B	46,916	1,469,515
	AP Moller - Maersk A.S., Class A	1,002	928,449
#	AP Moller - Maersk A.S., Class B	1,033	1,028,096
	Carlsberg A.S., Class B	19,822	2,500,604
#	Chr Hansen Holding A.S.	48,890	4,215,476
	Coloplast A.S., Class B	36,465	5,751,400
*	Danske Bank A.S.	251,439	2,985,353
#*	Demant A.S.	57,077	1,364,586
	DSV Panalpina A.S.	55,482	5,764,590
*	Genmab A.S.	27,607	6,636,296
	GN Store Nord A.S.	89,314	4,075,965
#	H Lundbeck A.S.	33,335	1,216,251
	Novo Nordisk A.S., Sponsored ADR	60,487	3,830,642
	Novo Nordisk A.S., Class B	541,515	34,543,246
	Novozymes A.S., Class B	96,228	4,720,619
	Orsted A.S.	44,131	4,457,691
	Pandora A.S.	19,571	695,916
	Rockwool International A.S., Class B	4,664	980,183
	Tryg A.S.	40,002	1,066,846

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Vestas Wind Systems A.S.	50,381	$4,326,374

TOTAL DENMARK			92,558,098

FINLAND — (1.2%)
	Elisa Oyj	79,278	4,817,584
#	Fortum Oyj	183,333	3,037,855
	Kesko Oyj, Class A	8,148	132,643
	Kesko Oyj, Class B	161,040	2,624,001
	Kone Oyj, Class B	107,052	6,482,435
	Neste Oyj	154,740	5,464,723
#	Nokia Oyj	1,407,288	5,073,182
	Nokia Oyj	268,823	980,662
	Nokia Oyj, Sponsored ADR	13,928	49,862
	Nordea Bank Abp	687,688	4,410,787
	Nordea Bank Abp	422,309	2,701,995
	Orion Oyj, Class B	49,121	2,496,248
#	Sampo Oyj, Class A	70,351	2,331,955
#	Stora Enso Oyj, Class R	498,791	5,868,054
	UPM-Kymmene Oyj	401,919	11,022,695
	Wartsila Oyj Abp	96,166	705,880

TOTAL FINLAND			58,200,561

FRANCE — (8.9%)
	Accor SA	80,756	2,246,501
	Aeroports de Paris	12,794	1,248,906
#	Air Liquide SA	137,694	17,494,603
*	Airbus SE	183,285	11,605,329
	Alstom SA	83,329	3,418,070
	Amundi SA	24,354	1,616,474
	Arkema SA	63,365	5,274,057
	Atos SE	68,888	4,926,466
	AXA SA	341,136	6,064,202
	BioMerieux	16,559	2,045,928
	BNP Paribas SA	263,049	8,264,032
	Bollore SA	330,224	875,167
*	Bollore SA	2,287	6,101
	Bouygues SA	162,054	4,986,104
	Bureau Veritas SA	135,603	2,815,110
	Capgemini SE	71,706	6,741,135
	Carrefour SA	394,607	5,860,396
#	Casino Guichard Perrachon SA	15,181	569,847
	Cie de Saint-Gobain	273,872	7,287,161
	Cie Generale des Etablissements Michelin SCA	128,280	12,394,544
*	CNP Assurances	57,080	588,878
	Credit Agricole SA	205,199	1,650,509
	Danone SA, Sponsored ADR	13,003	179,311
	Danone SA	172,875	12,048,874
	Dassault Aviation SA	974	793,232
	Dassault Systemes SE	25,728	3,768,387
	Edenred	83,625	3,368,675
	Eiffage SA	77,009	6,293,313
	Electricite de France SA	264,205	2,103,317
	Engie SA	546,875	5,933,353
	EssilorLuxottica SA	61,505	7,640,424
#	Eurofins Scientific SE	7,309	4,043,123
	Faurecia SE	68,871	2,467,746
	Getlink SE	187,774	2,395,063
	Hermes International	9,829	7,185,687

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Iliad SA	31,487	$4,689,069
	Ingenico Group SA	2,341	294,539
	Ipsen SA	17,542	1,306,227
	JCDecaux SA	40,280	833,779
#	Kering SA	22,325	11,356,829
	Legrand SA	103,472	6,937,029
	L’Oreal SA	57,248	16,644,347
	LVMH Moet Hennessy Louis Vuitton SE	92,526	35,769,861
	Natixis SA	441,171	1,041,504
	Orange SA, Sponsored ADR	45,487	547,209
	Orange SA	875,954	10,641,994
	Orpea	28,143	3,130,423
	Pernod Ricard SA	34,628	5,287,543
	Peugeot SA	526,829	7,468,137
	Publicis Groupe SA	195,315	5,765,495
#	Remy Cointreau SA	3,999	446,074
	Renault SA	91,417	1,801,341
	Rubis SCA	22,664	1,015,404
	Safran SA	94,147	8,752,948
#	Sanofi	252,438	24,656,561
	Sartorius Stedim Biotech	10,679	2,560,537
#	Schneider Electric SE	150,457	13,904,083
	Schneider Electric SE	935	84,962
	SCOR SE	49,762	1,402,029
	SEB SA	15,542	1,863,914
	SES SA	293,150	1,952,962
	Societe Generale SA	435,720	6,836,022
#	Sodexo SA	54,147	4,328,809
	Sodexo SA	16,625	1,320,841
#	STMicroelectronics NV	400,197	10,305,654
	Suez	141,476	1,600,269
	Teleperformance	29,155	6,530,980
	Thales SA	46,926	3,553,759
	Total SA	800,591	28,414,874
	TOTAL SA, Sponsored ADR	135,965	4,779,170
*	Ubisoft Entertainment SA	50,307	3,741,925
	Valeo SA	210,255	4,819,650
	Veolia Environnement SA, ADR	17,086	365,811
#	Veolia Environnement SA	103,111	2,198,166
	Vinci SA	167,454	13,718,155
#	Vivendi SA	161,557	3,491,747
#*	Worldline SA	26,843	1,818,057

TOTAL FRANCE			434,178,714

GERMANY — (6.4%)
	Adidas AG	48,172	11,028,131
	Allianz SE	72,518	13,345,579
*	Allianz SE, Sponsored ADR	243,452	4,540,380
	Aroundtown SA	376,936	2,027,491
	BASF SE	200,872	10,279,919
	Bayer AG	378,996	24,926,323
	Bayerische Motoren Werke AG	149,022	8,766,245
	Bechtle AG	12,986	1,878,003
	Beiersdorf AG	31,901	3,337,750
	Brenntag AG	124,454	5,635,019
	Carl Zeiss Meditec AG	15,994	1,577,132
	Commerzbank AG	513,318	1,892,569
	Continental AG	68,897	5,757,134
	Covestro AG	160,524	5,392,180

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Daimler AG	378,508	$12,946,104
*	Delivery Hero SE	22,124	1,876,450
	Deutsche Bank AG	78,162	578,885
	Deutsche Bank AG	815,219	6,040,773
	Deutsche Boerse AG	49,906	7,737,348
#*	Deutsche Lufthansa AG	271,796	2,433,303
	Deutsche Post AG	337,563	10,028,045
	Deutsche Telekom AG	1,134,959	16,592,664
	Deutsche Wohnen SE	85,465	3,463,738
	E.ON SE	419,892	4,206,170
	Evonik Industries AG	84,647	2,082,352
	Fielmann AG	13,678	899,398
	Fraport AG Frankfurt Airport Services Worldwide	4,057	177,711
	Fresenius Medical Care AG & Co. KGaA	117,804	9,232,359
	Fresenius SE & Co. KGaA	227,419	9,850,179
	Fuchs Petrolub SE	18,404	615,275
	Hannover Rueck SE	10,657	1,698,028
	Hapag-Lloyd AG	17,117	2,452,155
	HeidelbergCement AG	65,966	3,127,522
	Henkel AG & Co. KGaA	19,084	1,487,661
	Hochtief AG	12,753	997,938
	Infineon Technologies AG	423,225	7,868,143
	KION Group AG	56,691	2,811,998
	Knorr-Bremse AG	6,081	565,554
	LEG Immobilien AG	28,347	3,254,374
	Merck KGaA	32,423	3,762,961
	METRO AG	169,537	1,481,293
	MTU Aero Engines AG	23,754	3,234,711
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,762	6,956,648
	Nemetschek SE	32,759	2,061,029
	Puma SE	22,387	1,406,250
	Puma SE	17,900	1,125,549
*	QIAGEN NV	14,392	600,002
*	QIAGEN NV	66,541	2,768,424
	Rational AG	1,973	952,121
#	RTL Group SA	27,007	899,361
	RWE AG	184,379	5,304,157
	SAP SE	186,530	22,217,058
	Scout24 AG	52,206	3,413,506
	Siemens AG	187,893	17,339,348
	Symrise AG	43,831	4,440,499
*	Talanx AG	11,582	411,310
	Telefonica Deutschland Holding AG	927,240	2,637,776
*	Thyssenkrupp AG	6,662	44,317
	Uniper SE	138,364	3,722,325
	United Internet AG	93,972	3,233,439
	Volkswagen AG	15,404	2,277,385
	Vonovia SE	120,373	5,952,305
#	Wirecard AG	28,560	2,826,227
*	Zalando SE	15,123	741,234

TOTAL GERMANY			313,217,217

HONG KONG — (2.8%)
	AIA Group, Ltd.	2,500,200	22,946,252
	ASM Pacific Technology, Ltd.	198,200	2,002,753
	Bank of East Asia, Ltd. (The)	536,072	1,135,618
	BOC Aviation, Ltd.	203,200	1,389,455
	BOC Hong Kong Holdings, Ltd.	1,445,000	4,434,897
#	Cathay Pacific Airways, Ltd.	1,014,000	1,206,012

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chow Tai Fook Jewellery Group, Ltd.	763,800	$646,199
	CK Asset Holdings, Ltd.	1,137,962	7,190,486
	CK Hutchison Holdings, Ltd.	1,111,462	8,238,346
	CK Infrastructure Holdings, Ltd.	136,000	807,842
	CLP Holdings, Ltd.	318,400	3,408,194
	Galaxy Entertainment Group, Ltd.	844,000	5,428,190
	Guoco Group, Ltd.	16,000	225,705
	Hang Lung Group, Ltd.	495,000	1,130,613
	Hang Lung Properties, Ltd.	892,000	1,908,172
	Hang Seng Bank, Ltd.	291,900	5,105,345
	Henderson Land Development Co., Ltd.	656,571	2,675,926
	HK Electric Investments & HK Electric Investments, Ltd.	1,051,500	1,087,895
	HKT Trust & HKT, Ltd.	2,638,000	4,256,993
	Hong Kong & China Gas Co., Ltd.	2,924,834	5,241,886
	Hong Kong Exchanges & Clearing, Ltd.	305,851	9,806,236
	Hysan Development Co., Ltd.	202,638	676,032
	Kerry Properties, Ltd.	226,893	626,672
	Melco International Development, Ltd.	113,000	211,233
	Melco Resorts & Entertainment, Ltd., ADR	34,136	540,032
#	MGM China Holdings, Ltd.	622,000	768,117
	MTR Corp., Ltd.	324,814	1,799,575
	NagaCorp., Ltd.	1,006,000	1,187,323
	New World Development Co., Ltd.	2,891,861	3,416,570
#	NWS Holdings, Ltd.	905,514	943,697
#	PCCW, Ltd.	3,915,712	2,398,703
	Power Assets Holdings, Ltd.	149,207	999,727
	Prada SpA	297,900	967,183
	Sands China, Ltd.	575,600	2,330,314
	Shangri-La Asia, Ltd.	671,155	554,221
	Sino Land Co., Ltd.	1,324,223	1,850,641
	SJM Holdings, Ltd.	1,705,000	1,683,419
	Sun Hung Kai Properties, Ltd.	368,608	5,040,281
	Swire Pacific, Ltd., Class A	218,500	1,420,943
	Swire Pacific, Ltd., Class B	387,500	423,623
#	Swire Properties, Ltd.	111,000	311,329
	Techtronic Industries Co., Ltd.	535,500	4,060,433
#	Vitasoy International Holdings, Ltd.	374,000	1,333,868
	WH Group, Ltd.	6,535,500	6,233,248
	Wharf Holdings, Ltd. (The)	607,609	1,150,984
#	Wharf Real Estate Investment Co., Ltd.	66,609	281,987
	Wheelock & Co., Ltd.	356,000	2,609,117
	Wynn Macau, Ltd.	468,800	809,559
	Xinyi Glass Holdings, Ltd.	1,768,000	2,047,621
	Yue Yuen Industrial Holdings, Ltd.	531,500	847,826

TOTAL HONG KONG			137,797,293

IRELAND — (0.7%)
*	AIB Group P.L.C.	81,724	113,091
	Bank of Ireland Group P.L.C.	78,130	160,331
	CRH P.L.C.	20,676	627,281
	CRH P.L.C., Sponsored ADR	444,697	13,394,274
	CRH P.L.C.	33,732	1,017,036
*	Flutter Entertainment P.L.C.	41,096	5,057,804
	Glanbia P.L.C.	11,379	121,099
	Kerry Group P.L.C., Class A	16,326	1,879,249
	Kerry Group P.L.C., Class A	18,318	2,097,699
	Kingspan Group P.L.C.	109,030	5,555,681

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	160,203	$5,018,557

TOTAL IRELAND			35,042,102

ISRAEL — (0.5%)
*	Airport City, Ltd.	25,987	394,270
	Alony Hetz Properties & Investments, Ltd.	55,963	673,580
#	Amot Investments, Ltd.	61,042	342,845
	Azrieli Group, Ltd.	5,030	297,843
	Bank Hapoalim BM	535,178	3,430,252
	Bank Leumi Le-Israel BM	743,870	4,008,045
*	Bezeq The Israeli Telecommunication Corp., Ltd.	971,286	693,005
	Delek Group, Ltd.	1,660	75,607
	Elbit Systems, Ltd.	6,571	890,812
	Elbit Systems, Ltd.	3,204	435,648
	First International Bank Of Israel, Ltd.	40,076	988,570
	Harel Insurance Investments & Financial Services, Ltd.	342	2,202
	ICL, Ltd.	295,808	1,032,081
	Isracard, Ltd.	17,118	44,880
	Israel Discount Bank, Ltd., Class A	497,718	1,614,752
	Melisron, Ltd.	8,064	324,582
	Mizrahi Tefahot Bank, Ltd.	61,769	1,265,098
#*	Nice, Ltd., Sponsored ADR	18,312	3,008,662
	Oil Refineries, Ltd.	379,142	104,778
	Shapir Engineering and Industry, Ltd.	50,660	355,155
	Shikun & Binui, Ltd.	130,276	540,718
	Shufersal, Ltd.	60,607	388,970
	Strauss Group, Ltd.	28,156	795,844
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	262,715	2,821,559
*	Teva Pharmaceutical Industries, Ltd.	5,899	63,809
*	Tower Semiconductor, Ltd.	7,742	148,917
*	Tower Semiconductor, Ltd.	63,725	1,248,363

TOTAL ISRAEL			25,990,847

ITALY — (2.1%)
	A2A SpA	660,443	900,321
	Amplifon SpA	66,280	1,517,234
	Assicurazioni Generali SpA	422,058	6,021,346
	Atlantia SpA	241,467	3,958,426
*	CNH Industrial NV	573,562	3,587,740
#	Davide Campari-Milano SpA	128,750	1,000,691
	DiaSorin SpA	13,403	2,285,503
	Enel SpA	2,271,536	15,515,599
	Eni SpA	871,120	8,298,572
#	Eni SpA, Sponsored ADR	67,929	1,275,707
	Ferrari NV	35,703	5,580,274
	Ferrari NV	4,494	699,356
	Fiat Chrysler Automobiles NV	606,091	5,257,195
#	Fiat Chrysler Automobiles NV	390,823	3,364,986
	FinecoBank Banca Fineco SpA	305,252	3,401,001
	Hera SpA	445,627	1,649,594
	Infrastrutture Wireless Italiane SpA	75,276	796,716
	Intesa Sanpaolo SpA	3,504,663	5,472,543
	Leonardo SpA	227,164	1,568,814
	Mediobanca Banca di Credito Finanziario SpA	301,676	1,753,795
	Moncler SpA	102,418	3,851,622
	Poste Italiane SpA	161,042	1,369,967
	Prysmian SpA	20,177	380,699
	Recordati SpA	60,469	2,633,285

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Snam SpA	887,597	$3,981,661
*	Telecom Italia SpA	6,106,646	2,425,001
	Telecom Italia SpA	4,281,711	1,707,670
*	Telecom Italia SpA, Sponsored ADR	53,165	208,274
#	Tenaris SA	94,117	651,209
#	Tenaris SA, ADR	19,881	271,972
	Terna Rete Elettrica Nazionale SpA	453,423	2,839,302
*	UniCredit SpA	824,623	6,368,372
	UnipolSai Assicurazioni SpA	285,606	700,064

TOTAL ITALY			101,294,511

JAPAN — (23.5%)
	ABC-Mart, Inc.	14,700	747,034
#	Acom Co., Ltd.	93,400	377,357
#	Advantest Corp.	70,600	3,425,612
	Aeon Co., Ltd.	219,700	4,422,909
	Aeon Delight Co., Ltd.	8,400	240,577
	AEON Financial Service Co., Ltd.	54,000	561,560
	Aeon Mall Co., Ltd.	38,848	488,346
	AGC, Inc.	113,800	2,806,326
	Aica Kogyo Co., Ltd.	24,100	694,478
	Ain Holdings, Inc.	17,000	953,608
	Air Water, Inc.	175,500	2,366,039
	Aisin Seiki Co., Ltd.	91,500	2,635,147
	Ajinomoto Co., Inc.	132,400	2,358,147
	Alfresa Holdings Corp.	74,500	1,485,631
	Alps Alpine Co., Ltd.	192,700	1,987,570
	Amada Co., Ltd.	196,400	1,775,267
	Amano Corp.	34,400	706,276
*	ANA Holdings, Inc.	30,900	656,624
#	Anritsu Corp.	81,800	1,665,078
	Aozora Bank, Ltd.	65,300	1,162,087
	Ariake Japan Co., Ltd.	8,400	484,420
	As One Corp.	1,000	89,333
	Asahi Group Holdings, Ltd.	130,400	4,483,845
	Asahi Intecc Co., Ltd.	54,800	1,451,720
	Asahi Kasei Corp.	533,600	3,785,610
	Asics Corp.	70,800	671,351
	Astellas Pharma, Inc.	645,575	10,677,259
	Azbil Corp.	49,700	1,307,066
	Bandai Namco Holdings, Inc.	70,000	3,497,649
#	Bank of Kyoto, Ltd. (The)	32,088	1,098,319
	Benefit One, Inc.	42,300	742,616
	Benesse Holdings, Inc.	62,500	1,779,836
	Bic Camera, Inc.	37,000	342,537
	Bridgestone Corp.	176,413	5,491,261
	Brother Industries, Ltd.	150,300	2,547,359
	Calbee, Inc.	48,300	1,461,441
	Canon Marketing Japan, Inc.	29,700	571,627
#	Canon, Inc., Sponsored ADR	43,818	924,998
	Canon, Inc.	223,800	4,707,663
	Capcom Co., Ltd.	41,200	1,262,881
	Casio Computer Co., Ltd.	73,100	1,153,652
	Central Japan Railway Co.	36,845	5,797,724
	Chiba Bank, Ltd. (The)	248,037	1,150,896
	Chubu Electric Power Co., Inc.	154,800	2,093,512
	Chugai Pharmaceutical Co., Ltd.	61,300	7,307,064
#	Chugoku Bank, Ltd. (The)	87,200	802,939
	Chugoku Electric Power Co., Inc. (The)	73,000	982,219

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	20,400	$365,277
	COMSYS Holdings Corp.	69,700	1,916,590
	Concordia Financial Group, Ltd.	474,000	1,452,324
	Cosmos Pharmaceutical Corp.	3,200	856,606
	Create SD Holdings Co., Ltd.	2,200	62,685
#	Credit Saison Co., Ltd.	153,100	1,738,779
	CyberAgent, Inc.	26,100	1,095,833
	Dai Nippon Printing Co., Ltd.	106,100	2,237,024
	Daicel Corp.	169,200	1,373,468
	Daido Steel Co., Ltd.	15,800	521,804
#	Daifuku Co., Ltd.	26,849	1,878,913
	Dai-ichi Life Holdings, Inc.	255,165	3,197,784
	Daiichi Sankyo Co., Ltd.	87,646	6,024,894
	Daiichikosho Co., Ltd.	30,200	906,429
	Daikin Industries, Ltd.	74,200	9,522,153
#	Daio Paper Corp.	59,700	814,599
	Daito Trust Construction Co., Ltd.	27,500	2,614,849
	Daiwa House Industry Co., Ltd.	253,100	6,413,636
	Daiwa Securities Group, Inc.	694,300	2,887,199
	DeNA Co., Ltd.	60,500	744,760
#	Denka Co., Ltd.	80,900	1,954,525
	Denso Corp.	101,400	3,564,387
	Dentsu Group, Inc.	99,882	2,085,921
	DIC Corp.	77,900	1,809,032
	Disco Corp.	6,500	1,451,542
	Dowa Holdings Co., Ltd.	36,840	1,018,923
	East Japan Railway Co.	83,800	6,119,074
	Ebara Corp.	68,400	1,507,979
	Eisai Co., Ltd.	49,000	3,420,737
	Elecom Co., Ltd.	11,200	441,685
	Electric Power Development Co., Ltd.	34,500	690,487
	Ezaki Glico Co., Ltd.	21,300	935,497
	FamilyMart Co., Ltd.	129,644	2,198,455
	Fancl Corp.	43,600	1,045,232
	FANUC Corp.	34,000	5,549,250
	Fast Retailing Co., Ltd.	17,500	8,299,319
	FP Corp.	15,600	1,176,781
	Fuji Electric Co., Ltd.	75,500	1,800,854
	Fuji Kyuko Co., Ltd.	13,400	386,640
	Fuji Media Holdings, Inc.	21,500	213,571
#	Fuji Oil Holdings, Inc.	40,600	947,186
	FUJIFILM Holdings Corp.	93,600	4,458,406
	Fujitsu General, Ltd.	30,200	499,996
	Fujitsu, Ltd.	75,944	7,377,836
	Fukuoka Financial Group, Inc.	99,900	1,427,226
	Fukuyama Transporting Co., Ltd.	16,207	561,651
	Furukawa Electric Co., Ltd.	5,317	100,080
	Fuyo General Lease Co., Ltd.	2,900	144,998
	Glory, Ltd.	27,200	611,298
	GMO internet, Inc.	38,900	846,699
	GMO Payment Gateway, Inc.	9,000	802,344
#	Goldwin, Inc.	11,000	592,207
	GungHo Online Entertainment, Inc.	18,619	288,736
	Hachijuni Bank, Ltd. (The)	212,800	759,877
	Hakuhodo DY Holdings, Inc.	135,500	1,501,066
	Hamamatsu Photonics KK	31,200	1,363,728
	Hankyu Hanshin Holdings, Inc.	102,200	3,496,552
#	Harmonic Drive Systems, Inc.	7,200	332,632
	Haseko Corp.	275,600	2,992,079

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	31,800	$535,449
	Hikari Tsushin, Inc.	7,600	1,470,829
	Hino Motors, Ltd.	228,900	1,361,663
	Hirose Electric Co., Ltd.	12,200	1,339,522
	Hisamitsu Pharmaceutical Co., Inc.	5,100	240,289
	Hitachi Capital Corp.	58,700	1,135,291
	Hitachi Construction Machinery Co., Ltd.	75,800	1,778,437
	Hitachi Metals, Ltd.	97,000	934,666
	Hitachi Transport System, Ltd.	42,415	1,029,466
	Hitachi, Ltd.	297,615	8,833,042
	Honda Motor Co., Ltd., Sponsored ADR	87,648	2,107,934
	Honda Motor Co., Ltd.	406,869	9,880,471
	Horiba, Ltd.	16,800	888,946
	Hoshizaki Corp.	8,500	647,758
	House Foods Group, Inc.	31,100	979,491
	Hoya Corp.	118,000	10,760,812
	Hulic Co., Ltd.	172,100	1,702,060
	Ibiden Co., Ltd.	59,300	1,515,709
	Idemitsu Kosan Co., Ltd.	116,939	2,657,206
#	IHI Corp.	153,700	1,905,057
	Iida Group Holdings Co., Ltd.	62,550	830,819
	Infomart Corp.	91,200	629,704
	Inpex Corp.	788,917	5,092,532
#	Isetan Mitsukoshi Holdings, Ltd.	170,980	1,040,146
	Isuzu Motors, Ltd.	430,293	3,270,033
#	Ito En, Ltd.	10,700	594,405
#	ITOCHU Corp.	376,600	7,383,284
	Itochu Techno-Solutions Corp.	28,300	864,694
#	Itoham Yonekyu Holdings, Inc.	71,000	411,909
	Iwatani Corp.	17,400	594,422
#	Iyo Bank, Ltd. (The)	127,800	684,655
	Izumi Co., Ltd.	31,900	933,792
	J Front Retailing Co., Ltd.	154,400	1,259,601
	Japan Airlines Co., Ltd.	35,100	626,106
#	Japan Airport Terminal Co., Ltd.	28,200	1,143,574
	Japan Exchange Group, Inc.	167,200	3,109,992
	Japan Post Holdings Co., Ltd.	374,690	2,997,103
	Japan Tobacco, Inc.	332,000	6,182,854
	JCR Pharmaceuticals Co., Ltd.	5,700	545,973
	JFE Holdings, Inc.	220,013	1,460,014
	JGC Holdings Corp.	127,100	1,227,378
	JSR Corp.	90,000	1,692,993
	JTEKT Corp.	207,760	1,521,953
	Justsystems Corp.	15,000	917,282
	JXTG Holdings, Inc.	904,370	3,206,318
	Kagome Co., Ltd.	23,200	592,476
	Kajima Corp.	275,800	2,865,773
	Kakaku.com, Inc.	38,000	775,403
	Kaken Pharmaceutical Co., Ltd.	18,800	1,034,779
	Kamigumi Co., Ltd.	60,700	1,068,651
	Kandenko Co., Ltd.	50,400	421,750
	Kaneka Corp.	34,800	900,112
	Kansai Electric Power Co., Inc. (The)	178,800	1,832,192
	Kansai Paint Co., Ltd.	45,800	869,951
	Kao Corp.	128,100	9,878,596
#	Kawasaki Heavy Industries, Ltd.	141,600	2,139,585
	KDDI Corp.	742,300	21,500,176
	Keihan Holdings Co., Ltd.	33,100	1,487,703
	Keikyu Corp.	50,900	836,575

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keio Corp.	26,400	$1,493,382
	Keisei Electric Railway Co., Ltd.	27,700	835,551
	Kewpie Corp.	44,800	889,644
	Keyence Corp.	34,204	12,211,240
	Kikkoman Corp.	22,400	1,029,280
	Kinden Corp.	65,500	1,053,966
	Kintetsu Group Holdings Co., Ltd.	43,128	2,060,248
	Kirin Holdings Co., Ltd.	214,700	4,143,332
	Kobayashi Pharmaceutical Co., Ltd.	6,000	556,186
#	Kobe Bussan Co., Ltd.	17,400	840,576
	Kobe Steel, Ltd.	48,392	161,853
	Koei Tecmo Holdings Co., Ltd.	15,140	398,272
	Koito Manufacturing Co., Ltd.	68,200	2,568,941
	Kokuyo Co., Ltd.	49,400	603,954
	Komatsu, Ltd.	370,000	7,000,739
	Konami Holdings Corp.	50,500	1,585,661
	Konica Minolta, Inc.	338,900	1,311,414
	Kose Corp.	11,790	1,473,896
	Kotobuki Spirits Co., Ltd.	6,000	234,353
	K’s Holdings Corp.	114,556	1,248,038
	Kubota Corp.	290,700	3,610,115
	Kuraray Co., Ltd.	173,600	1,736,617
	Kurita Water Industries, Ltd.	59,600	1,662,773
#	Kusuri no Aoki Holdings Co., Ltd.	8,200	645,050
	Kyocera Corp.	71,215	3,805,046
#	Kyowa Exeo Corp.	66,200	1,612,752
	Kyudenko Corp.	33,600	942,043
	Kyushu Electric Power Co., Inc.	128,400	1,017,436
#	Kyushu Financial Group, Inc.	192,800	813,358
	Kyushu Railway Co.	32,400	871,661
	Lasertec Corp.	27,300	1,805,526
	Lawson, Inc.	20,000	1,039,590
	Lion Corp.	49,000	1,030,093
	LIXIL Group Corp.	124,640	1,495,146
#	M3, Inc.	132,200	4,771,623
	Mabuchi Motor Co., Ltd.	26,000	805,092
	Maeda Corp.	10,200	81,817
	Maeda Road Construction Co., Ltd.	13,700	253,636
	Makita Corp., Sponsored ADR	2,260	73,117
	Makita Corp.	65,400	2,129,581
	Mani, Inc.	16,400	365,273
	Marubeni Corp.	568,200	2,736,360
	Marui Group Co., Ltd.	63,900	1,045,973
	Maruichi Steel Tube, Ltd.	30,900	694,783
	Matsui Securities Co., Ltd.	54,900	400,727
	Matsumotokiyoshi Holdings Co., Ltd.	32,300	1,111,722
	Mazda Motor Corp.	244,499	1,382,238
	McDonald’s Holdings Co. Japan, Ltd.	12,600	616,087
	Mebuki Financial Group, Inc.	513,249	1,078,162
	Medipal Holdings Corp.	72,950	1,407,289
	Megmilk Snow Brand Co., Ltd.	19,700	449,486
	MEIJI Holdings Co., Ltd.	45,512	3,160,980
#*	Mercari, Inc.	16,900	426,747
	Minebea Mitsumi, Inc.	185,000	3,007,950
	MISUMI Group, Inc.	68,600	1,629,481
	Mitsubishi Chemical Holdings Corp.	866,090	4,922,505
	Mitsubishi Corp.	318,000	6,744,140
	Mitsubishi Electric Corp.	510,200	6,277,830
	Mitsubishi Estate Co., Ltd.	290,353	4,697,368

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	88,600	$1,085,424
	Mitsubishi Heavy Industries, Ltd.	215,300	5,521,073
	Mitsubishi Logistics Corp.	32,600	719,781
	Mitsubishi Materials Corp.	62,400	1,278,099
#	Mitsubishi Motors Corp.	313,799	889,270
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,244,215	4,964,418
	Mitsubishi UFJ Financial Group, Inc.	1,685,372	6,808,902
	Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	1,760,079
	Mitsui & Co., Ltd., Sponsored ADR	2,481	691,455
	Mitsui & Co., Ltd.	345,255	4,819,187
	Mitsui Chemicals, Inc.	128,800	2,528,735
	Mitsui Fudosan Co., Ltd.	202,900	3,730,711
	Mitsui OSK Lines, Ltd.	80,700	1,399,715
	Miura Co., Ltd.	19,500	804,602
	Mizuho Financial Group, Inc.	5,286,030	6,155,155
#	Mizuho Financial Group, Inc., ADR	243,386	569,523
	Mochida Pharmaceutical Co., Ltd.	7,200	281,706
	MonotaRO Co., Ltd.	31,000	996,073
	Morinaga & Co., Ltd.	27,899	1,146,514
	Morinaga Milk Industry Co., Ltd.	30,100	1,166,617
	MS&AD Insurance Group Holdings, Inc.	112,595	3,243,871
	Murata Manufacturing Co., Ltd.	159,900	9,009,879
	Nabtesco Corp.	68,400	1,957,289
	Nagase & Co., Ltd.	53,200	639,924
	Nagoya Railroad Co., Ltd.	45,300	1,296,312
	Nakanishi, Inc.	13,700	186,963
	Nankai Electric Railway Co., Ltd.	41,500	926,452
	NEC Corp.	90,555	3,475,013
	NEC Networks & System Integration Corp.	9,600	413,105
	NET One Systems Co., Ltd.	55,600	1,602,810
	Nexon Co., Ltd.	99,300	1,603,296
	NGK Insulators, Ltd.	117,000	1,530,690
	NGK Spark Plug Co., Ltd.	107,800	1,614,003
	NH Foods, Ltd.	34,800	1,235,261
	NHK Spring Co., Ltd.	121,300	802,616
	Nichirei Corp.	66,100	1,653,538
#	Nidec Corp.	87,200	5,076,265
	Nidec Corp., Sponsored ADR	58,286	868,461
	Nifco, Inc.	79,700	1,538,909
	Nihon Kohden Corp.	36,400	1,302,013
	Nihon M&A Center, Inc.	54,500	1,777,920
	Nihon Unisys, Ltd.	49,200	1,422,907
	Nikon Corp.	174,300	1,621,306
	Nintendo Co., Ltd.	30,500	12,594,181
	Nippo Corp.	28,200	634,178
	Nippon Express Co., Ltd.	59,200	2,891,453
	Nippon Kayaku Co., Ltd.	74,100	716,841
	Nippon Paint Holdings Co., Ltd.	25,200	1,456,445
	Nippon Paper Industries Co., Ltd.	61,500	878,243
	Nippon Shinyaku Co., Ltd.	6,400	449,432
	Nippon Shokubai Co., Ltd.	15,200	717,839
	Nippon Steel Corp.	337,342	2,838,271
	Nippon Suisan Kaisha, Ltd.	203,700	906,355
	Nippon Telegraph & Telephone Corp.	353,400	8,048,203
	Nippon Yusen K.K.	140,900	1,854,739
	Nipro Corp.	128,000	1,431,634
	Nishi-Nippon Railroad Co., Ltd.	22,900	560,528
	Nissan Chemical Corp.	48,500	1,860,880
	Nissan Motor Co., Ltd.	775,900	2,641,001

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	70,970	$1,102,738
	Nissin Foods Holdings Co., Ltd.	13,200	1,085,086
	Nitori Holdings Co., Ltd.	17,800	2,728,308
#	Nitto Denko Corp.	84,200	4,206,079
	Noevir Holdings Co., Ltd.	2,800	131,163
	NOF Corp.	33,800	1,120,021
	NOK Corp.	45,780	533,148
	Nomura Holdings, Inc.	465,900	1,933,306
	Nomura Holdings, Inc., Sponsored ADR	322,870	1,336,682
	Nomura Real Estate Holdings, Inc.	84,900	1,380,495
	Nomura Research Institute, Ltd.	102,234	2,502,793
	NS Solutions Corp.	18,000	454,674
	NSK, Ltd.	237,253	1,642,181
	NTT Data Corp.	264,700	2,701,044
	NTT DOCOMO, Inc.	481,328	14,185,325
	Obayashi Corp.	490,200	4,284,640
	OBIC Business Consultants Co., Ltd.	6,000	268,285
	Obic Co., Ltd.	13,300	1,995,818
	Odakyu Electric Railway Co., Ltd.	67,700	1,492,943
	Oji Holdings Corp.	650,900	3,304,940
	OKUMA Corp.	300	11,311
	Olympus Corp.	370,800	5,883,434
	Omron Corp.	45,200	2,654,828
	Ono Pharmaceutical Co., Ltd.	62,500	1,505,769
	Open House Co., Ltd.	56,200	1,225,053
	Oracle Corp.	12,300	1,266,260
	Orient Corp.	373,200	426,864
	Oriental Land Co., Ltd.	40,100	5,070,452
	ORIX Corp.	443,400	5,217,705
	Osaka Gas Co., Ltd.	85,500	1,592,164
	Otsuka Corp.	22,800	1,032,331
	Otsuka Holdings Co., Ltd.	76,400	3,002,829
	PALTAC Corp.	14,300	746,803
	Pan Pacific International Holdings Corp.	133,300	2,582,513
	Panasonic Corp.	840,587	6,407,783
#	Panasonic Corp., Sponsored ADR	106,991	809,922
	Park24 Co., Ltd.	75,700	1,188,564
*	PeptiDream, Inc.	23,000	857,869
	Persol Holdings Co., Ltd.	110,900	1,275,435
	Pigeon Corp.	26,300	936,539
	Pilot Corp.	15,100	505,890
	Pola Orbis Holdings, Inc.	37,400	667,419
	Rakuten, Inc.	350,613	2,972,929
	Recruit Holdings Co., Ltd.	399,800	11,662,640
	Relo Group, Inc.	63,800	1,382,060
*	Renesas Electronics Corp.	548,600	2,896,841
	Rengo Co., Ltd.	168,900	1,315,844
	Resona Holdings, Inc.	946,431	2,955,737
	Ricoh Co., Ltd.	373,300	2,544,595
	Rinnai Corp.	13,900	1,052,862
	Rohm Co., Ltd.	40,962	2,589,773
	Rohto Pharmaceutical Co., Ltd.	53,200	1,547,884
	Ryohin Keikaku Co., Ltd.	223,100	2,655,224
	Sankyo Co., Ltd.	22,500	617,771
	Sankyu, Inc.	50,500	1,940,606
	Santen Pharmaceutical Co., Ltd.	98,200	1,738,299
	Sanwa Holdings Corp.	177,500	1,377,348
	Sapporo Holdings, Ltd.	47,800	909,930
	Sawai Pharmaceutical Co., Ltd.	22,000	1,201,295

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SBI Holdings, Inc.	122,150	$2,281,435
	SCREEN Holdings Co., Ltd.	19,700	951,490
	SCSK Corp.	22,100	1,000,454
	Secom Co., Ltd.	46,000	3,828,085
	Sega Sammy Holdings, Inc.	106,448	1,289,386
	Seibu Holdings, Inc.	162,800	1,953,137
	Seiko Epson Corp.	199,100	2,260,894
	Seino Holdings Co., Ltd.	82,700	984,551
	Sekisui Chemical Co., Ltd.	215,600	2,732,536
	Sekisui House, Ltd.	123,960	2,126,498
	Seria Co., Ltd.	23,700	770,258
	Seven & I Holdings Co., Ltd.	278,476	9,222,302
	Seven Bank, Ltd.	581,600	1,576,609
	SG Holdings Co., Ltd.	54,500	1,516,356
	Sharp Corp.	81,999	902,651
#	Shikoku Electric Power Co., Inc.	60,700	469,186
	Shimadzu Corp.	60,600	1,509,175
	Shimamura Co., Ltd.	4,954	312,332
	Shimano, Inc.	7,400	1,090,432
	Shimizu Corp.	452,100	3,472,155
	Shin-Etsu Chemical Co., Ltd.	109,300	12,056,007
*	Shinsei Bank, Ltd.	97,400	1,174,929
	Shionogi & Co., Ltd.	82,200	4,539,702
	Ship Healthcare Holdings, Inc.	24,000	1,085,444
	Shiseido Co., Ltd.	126,700	7,449,098
	Shizuoka Bank, Ltd. (The)	212,370	1,289,345
	SHO-BOND Holdings Co., Ltd.	15,300	614,038
	Showa Denko K.K.	152,000	3,326,966
#	Skylark Holdings Co., Ltd.	139,100	2,056,106
	SMC Corp.	9,900	4,475,021
	SMS Co., Ltd.	32,900	717,099
	Softbank Corp.	472,900	6,439,941
	SoftBank Group Corp.	692,576	29,685,608
	Sohgo Security Services Co., Ltd.	23,800	1,135,308
	Sojitz Corp.	686,000	1,587,636
	Sompo Holdings, Inc.	78,694	2,552,480
	Sony Corp.	401,800	25,857,467
#	Sony Corp., Sponsored ADR	25,885	1,663,056
	Sony Financial Holdings, Inc.	72,900	1,381,939
	Sotetsu Holdings, Inc.	33,144	849,844
	Square Enix Holdings Co., Ltd.	27,500	1,127,117
	Stanley Electric Co., Ltd.	73,600	1,676,926
	Subaru Corp.	177,686	3,556,296
	Sugi Holdings Co., Ltd.	21,400	1,290,463
	SUMCO Corp.	239,800	3,414,055
	Sumitomo Chemical Co., Ltd.	1,372,748	4,210,494
	Sumitomo Corp.	282,100	3,191,170
	Sumitomo Dainippon Pharma Co., Ltd.	105,000	1,452,742
	Sumitomo Electric Industries, Ltd.	404,000	4,156,531
	Sumitomo Forestry Co., Ltd.	122,300	1,510,907
	Sumitomo Heavy Industries, Ltd.	88,500	1,865,064
	Sumitomo Metal Mining Co., Ltd.	99,136	2,470,770
	Sumitomo Mitsui Financial Group, Inc.	306,440	8,058,522
	Sumitomo Mitsui Trust Holdings, Inc.	76,640	2,231,514
	Sumitomo Realty & Development Co., Ltd.	91,300	2,445,245
	Sumitomo Rubber Industries, Ltd.	148,400	1,440,450
	Sundrug Co., Ltd.	44,400	1,520,188
	Suntory Beverage & Food, Ltd.	44,500	1,675,793
	Sushiro Global Holdings, Ltd.	53,200	820,524

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suzuken Co., Ltd.	33,738	$1,300,209
	Suzuki Motor Corp.	145,900	4,656,435
	Sysmex Corp.	52,200	3,606,352
	T&D Holdings, Inc.	238,300	2,059,808
	Taiheiyo Cement Corp.	119,900	2,353,739
	Taisei Corp.	128,600	4,008,731
	Taisho Pharmaceutical Holdings Co., Ltd.	15,200	949,639
	Taiyo Nippon Sanso Corp.	89,700	1,391,313
	Taiyo Yuden Co., Ltd.	79,700	2,222,255
	Takara Bio, Inc.	9,500	211,992
#	Takara Holdings, Inc.	6,200	45,627
	Takashimaya Co., Ltd.	27,300	246,715
	Takeda Pharmaceutical Co., Ltd.	327,052	11,793,967
	TDK Corp.	55,234	4,761,588
	TechnoPro Holdings, Inc.	20,800	1,184,890
	Teijin, Ltd.	186,000	2,966,279
	Terumo Corp.	180,200	5,979,505
	THK Co., Ltd.	53,300	1,274,127
	TIS, Inc.	87,900	1,676,198
	Tobu Railway Co., Ltd.	44,800	1,519,618
#	Toda Corp.	154,700	898,666
	Toei Animation Co., Ltd.	6,200	306,233
	Toei Co., Ltd.	3,100	385,025
	Toho Co., Ltd.	46,900	1,535,865
	Toho Gas Co., Ltd.	21,200	1,041,655
	Toho Holdings Co., Ltd.	26,000	538,459
	Tohoku Electric Power Co., Inc.	106,900	1,006,142
#	Tokai Carbon Co., Ltd.	215,700	1,783,766
	Tokio Marine Holdings, Inc.	147,881	6,937,941
	Tokuyama Corp.	17,100	360,810
	Tokyo Broadcasting System Holdings, Inc.	17,600	272,112
	Tokyo Century Corp.	36,100	1,234,041
*	Tokyo Electric Power Co. Holdings, Inc.	279,300	940,210
	Tokyo Electron, Ltd.	47,700	10,159,186
	Tokyo Gas Co., Ltd.	94,000	2,062,916
	Tokyo Tatemono Co., Ltd.	132,719	1,492,637
	Tokyu Corp.	116,518	1,753,818
	Tokyu Fudosan Holdings Corp.	356,800	1,745,543
	Toppan Printing Co., Ltd.	119,200	1,770,729
	Toray Industries, Inc.	810,993	3,718,165
	Toshiba Corp.	81,300	2,016,059
	Toshiba TEC Corp.	17,400	566,605
	Tosoh Corp.	213,000	2,603,230
	TOTO, Ltd.	53,800	1,872,625
	Toyo Seikan Group Holdings, Ltd.	79,500	806,518
	Toyo Suisan Kaisha, Ltd.	20,800	1,000,206
	Toyo Tire Corp.	110,400	1,292,702
	Toyoda Gosei Co., Ltd.	49,600	923,812
	Toyota Boshoku Corp.	67,300	840,227
	Toyota Industries Corp.	35,000	1,761,677
	Toyota Motor Corp., Sponsored ADR	88,432	10,929,311
	Toyota Motor Corp.	725,723	44,869,176
	Toyota Tsusho Corp.	78,060	1,858,156
	Trend Micro, Inc., Sponsored ADR	777	39,153
	Trend Micro, Inc.	32,400	1,643,711
	TS Tech Co., Ltd.	38,200	1,035,783
	Tsumura & Co.	29,200	807,740
	Tsuruha Holdings, Inc.	13,400	1,796,714
	TV Asahi Holdings Corp.	13,100	194,465

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ube Industries, Ltd.	100,155	$1,679,538
	Ulvac, Inc.	400	11,025
	Unicharm Corp.	84,500	3,114,121
	Universal Entertainment Corp.	500	8,200
	USS Co., Ltd.	83,600	1,323,793
	Wacoal Holdings Corp.	21,000	423,546
	Welcia Holdings Co., Ltd.	11,400	827,621
	West Japan Railway Co.	41,900	2,589,320
	Workman Co., Ltd.	7,100	449,254
	Yakult Honsha Co., Ltd.	32,100	1,864,712
	Yamada Denki Co., Ltd.	161,000	763,486
	Yamaguchi Financial Group, Inc.	46,000	247,908
	Yamaha Corp.	36,500	1,473,332
	Yamaha Motor Co., Ltd.	220,500	2,836,904
	Yamato Holdings Co., Ltd.	126,900	2,214,869
	Yamato Kogyo Co., Ltd.	700	13,737
	Yamazaki Baking Co., Ltd.	61,100	1,080,495
#	Yaoko Co., Ltd.	11,800	731,413
	Yaskawa Electric Corp.	43,600	1,421,565
	Yokogawa Electric Corp.	115,000	1,567,491
	Yokohama Rubber Co., Ltd. (The)	120,600	1,533,901
	Z Holdings Corp.	738,900	2,851,655
	Zenkoku Hosho Co., Ltd.	49,400	1,439,417
	Zensho Holdings Co., Ltd.	53,100	1,045,243
	Zeon Corp.	125,900	1,103,159
	ZOZO, Inc.	59,700	963,292

TOTAL JAPAN			1,149,876,228

NETHERLANDS — (3.6%)
	ABN AMRO Bank NV	182,502	1,403,533
*	Adyen NV	3,021	2,986,563
	Aegon NV	623,604	1,613,042
#	Aegon NV	286,413	744,674
	Akzo Nobel NV	74,601	5,661,448
*	Altice Europe NV	121,961	486,588
*	Altice Europe NV, Class B	19,902	79,692
#	ArcelorMittal SA	73,373	801,466
#	ArcelorMittal SA	246,035	2,701,471
*	Argenx SE	7,077	1,058,353
	ASM International NV	8,083	893,659
#	ASML Holding NV	39,407	11,510,130
	ASML Holding NV	72,895	21,025,105
#	Coca-Cola European Partners P.L.C.	100,307	4,006,024
	Euronext NV	4,873	409,108
#	GrandVision NV	36,650	974,997
#	Heineken NV	102,702	8,741,293
#	ING Groep NV, Sponsored ADR	146,149	803,819
	ING Groep NV	952,002	5,333,863
*	Just Eat Takeaway.com NV	21,577	2,209,340
	Koninklijke Ahold Delhaize NV	677,848	16,458,376
	Koninklijke DSM NV	89,073	10,916,952
#	Koninklijke KPN NV	2,543,278	5,858,036
	Koninklijke Philips NV	201,012	8,762,611
	Koninklijke Philips NV	118,908	5,221,250
#	Koninklijke Vopak NV	48,669	2,799,773
	NN Group NV	174,905	5,059,574
*	Prosus N.V	108,829	8,228,129
	Randstad NV	121,862	4,904,402
	Unilever NV 904784709	225,650	11,151,623

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Unilever NV NL0000388619	268,265	$13,359,403
#	Wolters Kluwer NV	140,778	10,368,631

TOTAL NETHERLANDS			176,532,928

NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	233,998	2,785,026
	Air New Zealand, Ltd.	481,897	393,480
	Auckland International Airport, Ltd.	354,008	1,307,276
	Contact Energy, Ltd.	127,326	485,591
	EBOS Group, Ltd.	81,656	1,102,843
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	2,584,482
	Fletcher Building, Ltd.	370,115	829,242
#*	Fonterra Co-operative Group, Ltd.	22,004	49,424
	Genesis Energy, Ltd.	151,961	259,904
	Infratil, Ltd.	139,078	389,417
	Mainfreight, Ltd.	49,540	1,099,373
	Mercury NZ, Ltd.	165,130	459,053
	Meridian Energy, Ltd.	295,788	805,934
#	Port of Tauranga, Ltd.	112,324	459,682
	Ryman Healthcare, Ltd.	154,333	1,125,837
	SKYCITY Entertainment Group, Ltd.	57,171	92,268
	Spark New Zealand, Ltd.	1,153,985	3,123,044
	Vector, Ltd.	65,942	142,050

TOTAL NEW ZEALAND			17,493,926

NORWAY — (0.6%)
#*	Adevinta ASA, Class B	36,947	306,871
#*	Aker ASA, Class A	8,428	222,333
	Aker BP ASA	76,736	1,259,812
	Bakkafrost P/F	11,823	583,330
	DNB ASA	188,031	2,276,662
	Entra ASA	71,276	897,424
#	Equinor ASA	334,486	4,631,565
	Gjensidige Forsikring ASA	65,219	1,150,778
	Golar LNG, Ltd.	6,906	48,964
	Kongsberg Gruppen ASA	36,323	466,760
	Leroy Seafood Group ASA	93,309	495,536
#	Mowi ASA	136,739	2,341,931
	Norsk Hydro ASA	622,290	1,578,662
	Orkla ASA	185,305	1,673,837
	Salmar ASA	16,472	641,963
#	Schibsted ASA, Class A	12,721	269,877
	Schibsted ASA, Class B	13,960	271,137
	SpareBank 1 SR-Bank ASA	74,887	475,548
	Storebrand ASA	232,572	1,167,479
*	Subsea 7 SA	99,035	543,617
	Telenor ASA	181,689	2,786,934
	TGS NOPEC Geophysical Co. ASA	101,041	1,547,375
	Tomra Systems ASA	35,649	1,184,502
	Yara International ASA	51,040	1,733,545

TOTAL NORWAY			28,556,442

PORTUGAL — (0.2%)
*	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	565,257	2,381,919
	EDP Renovaveis SA	85,652	1,050,116
	Galp Energia SGPS SA	308,979	3,565,960

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	139,787	$2,369,882

TOTAL PORTUGAL			9,367,877

SINGAPORE — (0.8%)
	CapitaLand, Ltd.	230,350	488,748
	City Developments, Ltd.	190,500	1,064,847
	ComfortDelGro Corp., Ltd.	855,100	996,895
	Dairy Farm International Holdings, Ltd.	104,600	501,266
	DBS Group Holdings, Ltd.	506,589	7,132,321
	Frasers Property, Ltd.	50,400	43,787
	Genting Singapore, Ltd.	1,699,000	942,721
#	Great Eastern Holdings, Ltd.	13,000	172,070
	Hongkong Land Holdings, Ltd.	497,000	2,079,023
	Hutchison Port Holdings Trust	266,600	34,551
	Jardine Cycle & Carriage, Ltd.	71,910	1,022,410
	Keppel Corp., Ltd.	597,300	2,521,635
	NetLink NBN Trust	888,800	628,960
	Olam International, Ltd.	331,700	351,183
	Oversea-Chinese Banking Corp., Ltd.	729,066	4,651,668
#	SATS, Ltd.	354,536	821,387
	Sembcorp Industries, Ltd.	118,120	135,319
#	Singapore Airlines, Ltd.	404,000	1,746,999
	Singapore Exchange, Ltd.	211,400	1,441,558
#	Singapore Press Holdings, Ltd.	335,500	360,277
	Singapore Technologies Engineering, Ltd.	424,600	1,028,272
	Singapore Telecommunications, Ltd.	1,833,350	3,663,468
	United Industrial Corp., Ltd.	84,895	135,507
	United Overseas Bank, Ltd.	226,965	3,243,126
#	UOL Group, Ltd.	267,987	1,288,928
	Venture Corp., Ltd.	144,300	1,612,651
	Wilmar International, Ltd.	114,600	288,595
	Yangzijiang Shipbuilding Holdings Ltd.	1,067,700	740,376

TOTAL SINGAPORE			39,138,548

SPAIN — (2.0%)
	Acciona SA	14,296	1,416,944
	ACS Actividades de Construccion y Servicios SA	96,124	2,403,717
	Aena SME SA	21,985	2,782,978
	Amadeus IT Group SA	124,723	5,953,334
	Banco Bilbao Vizcaya Argentaria SA	1,522,946	4,978,173
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	391,037	1,251,318
	Banco Santander SA	4,132,046	9,232,590
	CaixaBank SA	1,579,242	2,841,255
	Cellnex Telecom SA	71,470	3,738,222
	Enagas SA	203,352	4,746,585
	Endesa SA	123,225	2,733,151
	Ferrovial SA	54,158	1,356,097
	Fomento de Construcciones y Contratas SA	1,889	17,941
#	Grifols SA	131,505	4,487,822
	Iberdrola S.A.	2,031,389	20,207,802
	Industria de Diseno Textil SA	322,128	8,250,468
	Mapfre SA	188,913	346,655
	Naturgy Energy Group SA	175,176	3,094,919
	Red Electrica Corp. SA	183,000	3,221,142
	Repsol SA	643,671	5,842,488
	Siemens Gamesa Renewable Energy SA	117,014	1,740,666
#	Telefonica SA, Sponsored ADR	352,746	1,608,522

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Telefonica SA	1,098,788	$5,024,190

TOTAL SPAIN			97,276,979

SWEDEN — (2.6%)
	AAK AB	48,753	796,324
#*	Alfa Laval AB	165,999	3,102,012
	Assa Abloy AB, Class B	157,183	2,813,879
	Atlas Copco AB, Class A	212,896	7,337,345
	Atlas Copco AB, Class B	123,970	3,834,622
	Atrium Ljungberg AB, Class B	10,626	147,260
	Axfood AB	49,605	1,055,239
	Beijer Ref AB	32,501	667,814
#	BillerudKorsnas AB	102,835	1,296,442
#	Boliden AB	217,078	4,375,728
#	Castellum AB	47,947	840,981
*	Dometic Group AB	33,378	223,077
	Electrolux AB, Class B	159,148	2,176,167
*	Electrolux Professional AB, Class B	159,148	366,398
	Elekta AB, Class B	99,533	904,297
	Epiroc AB, Class A	206,861	2,070,187
	Epiroc AB, Class B	123,148	1,214,990
*	Essity AB, Class A	8,605	278,929
*	Essity AB, Class B	187,852	6,085,156
	Evolution Gaming Group AB	26,285	1,203,763
	Fabege AB	51,586	611,083
#*	Fastighets AB Balder, Class B	8,469	334,671
	Getinge AB, Class B	124,313	2,382,744
#	Hennes & Mauritz AB, Class B	225,500	3,082,492
#	Hexagon AB, Class B	44,717	2,194,350
*	Hexpol AB	152,583	1,096,193
	Holmen AB, Class B	39,531	1,134,151
	Hufvudstaden AB, Class A	53,664	687,625
	Husqvarna AB, Class A	12,600	77,809
#	Husqvarna AB, Class B	267,196	1,607,796
	ICA Gruppen AB	29,475	1,289,690
#	Indutrade AB	44,096	1,417,640
#	Intrum AB	41,664	635,098
#	Lifco AB, Class B	15,078	712,702
	Loomis AB, Class B	61,799	1,507,014
	Lundin Energy AB	44,955	1,156,650
#	Millicom International Cellular SA	77,846	2,022,913
	Nibe Industrier AB, Class B	84,615	1,578,642
*	Pandox AB	48,250	511,262
	Peab AB, Class B	172,682	1,315,481
#*	Saab AB, Class B	57,919	1,321,139
#	Sagax AB, Class B	20,972	227,046
*	Sandvik AB	355,155	5,463,497
#	Securitas AB, Class B	199,923	2,365,529
*	Sinch AB	10,435	539,329
	Skandinaviska Enskilda Banken AB, Class A	393,857	3,242,412
#*	Skanska AB, Class B	213,501	4,062,010
	SKF AB, Class A	5,065	79,930
	SKF AB, Class B	302,066	4,767,693
#*	SSAB AB, Class A	117,060	281,191
*	SSAB AB, Class B	343,113	793,005
*	Svenska Cellulosa AB SCA, Class A	8,605	92,276
*	Svenska Cellulosa AB SCA, Class B	264,542	2,805,921
*	Svenska Handelsbanken AB, Class A	307,701	2,808,491
#*	Svenska Handelsbanken AB, Class B	3,612	36,048

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	28,458	$972,253
#	Swedbank AB, Class A	213,672	2,528,625
	Swedish Match AB	42,500	2,626,349
#*	Swedish Orphan Biovitrum AB	61,767	1,183,402
	Tele2 AB, Class B	152,613	1,967,885
	Telefonaktiebolaget LM Ericsson, Class A	14,581	137,718
	Telefonaktiebolaget LM Ericsson, Class B	669,206	5,717,132
	Telia Co. AB	1,105,696	3,844,463
*	Trelleborg AB, Class B	133,535	1,700,423
	Volvo AB, Class A	92,380	1,180,922
	Volvo AB, Class B	651,748	8,351,866
	Wallenstam AB, Class B	71,989	746,556
	Wihlborgs Fastigheter AB	57,634	822,389

TOTAL SWEDEN			126,812,116

SWITZERLAND — (8.3%)
	ABB, Ltd.	501,430	9,518,280
	Adecco Group AG	114,552	5,012,876
*	Alcon, Inc.	64,020	3,380,907
*	Alcon, Inc.	122,815	6,481,787
	Baloise Holding AG	17,629	2,637,605
	Banque Cantonale Vaudoise	1,380	1,218,499
	Barry Callebaut AG	1,691	3,311,026
	Chocoladefabriken Lindt & Spruengli AG	44	3,694,078
	Cie Financiere Richemont SA	122,088	6,926,471
	Clariant AG	18,152	335,553
	Credit Suisse Group AG	511,982	4,674,722
#	Credit Suisse Group AG, Sponsored ADR	462,446	4,180,512
	EMS-Chemie Holding AG	3,321	2,147,598
	Geberit AG	8,326	3,723,411
	Givaudan SA	3,004	10,073,263
	Julius Baer Group, Ltd.	128,352	5,041,045
	Kuehne + Nagel International AG	22,134	3,166,097
	LafargeHolcim, Ltd.	197,581	8,206,123
	LafargeHolcim, Ltd.	29,333	1,226,632
	Logitech International SA	40,550	1,953,020
#	Logitech International SA	29,225	1,410,983
	Lonza Group AG	22,465	9,809,692
	Nestle SA	915,482	96,958,716
	Novartis AG, Sponsored ADR	140,403	11,896,346
	Novartis AG	448,358	38,262,178
	Partners Group Holding AG	4,001	3,152,948
	Roche Holding AG CH0012032048	227,381	78,741,437
	Roche Holding AG CH0012032113	8,668	3,010,446
	Schindler Holding AG	8,122	1,746,599
	SGS SA	1,689	3,809,879
	Sika AG	39,540	6,540,278
	Sonova Holding AG	25,064	4,526,900
	Straumann Holding AG	2,704	2,057,277
	Swatch Group AG (The)	7,936	1,592,451
	Swatch Group AG (The)	19,416	754,844
	Swiss Life Holding AG	14,211	5,039,550
	Swiss Prime Site AG	44,637	4,249,732
#	Swiss Re AG	107,472	7,809,592
	Swisscom AG	19,652	10,211,019
#	Temenos AG	36,730	4,759,527
	UBS Group AG	512,340	5,485,878
*	UBS Group AG	384,180	4,133,777
	Vifor Pharma AG	26,387	3,958,683

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	35,914	$11,386,689

TOTAL SWITZERLAND			408,214,926

UNITED KINGDOM — (12.7%)
	3i Group P.L.C.	342,263	3,362,344
	Admiral Group P.L.C.	78,407	2,287,961
	Anglo American P.L.C.	487,005	8,661,408
	Antofagasta P.L.C.	162,381	1,662,768
	Ashtead Group P.L.C.	191,330	5,226,222
	Associated British Foods P.L.C.	117,558	2,790,748
	AstraZeneca P.L.C., Sponsored ADR	570,883	29,845,763
	AstraZeneca P.L.C.	141,555	14,805,520
	Auto Trader Group P.L.C.	510,809	2,940,474
	Avast P.L.C.	64,831	373,424
	AVEVA Group P.L.C.	11,279	506,227
	Aviva P.L.C.	1,698,549	5,136,629
	B&M European Value Retail SA	528,049	2,208,272
	BAE Systems P.L.C.	1,120,779	7,148,812
#	Barclays P.L.C., Sponsored ADR	963,838	5,098,703
	Barratt Developments P.L.C.	303,011	1,975,437
	Bellway P.L.C.	80,153	2,682,025
	Berkeley Group Holdings P.L.C.	79,121	4,153,302
	BHP Group P.L.C., ADR	262,662	8,783,417
	BHP Group P.L.C.	242,396	4,068,610
*	Boohoo Group P.L.C.	162,835	661,668
#	BP P.L.C., Sponsored ADR	1,119,343	26,640,375
	BP P.L.C.	1,072,130	4,224,635
#	British American Tobacco P.L.C., Sponsored ADR	173,306	6,611,624
	British American Tobacco P.L.C.	342,327	13,194,725
	BT Group P.L.C.	6,025,493	8,782,282
	Bunzl P.L.C.	124,176	2,695,208
	Burberry Group P.L.C.	139,365	2,419,867
*	Capita P.L.C.	203,393	99,591
	Carnival P.L.C.	22,654	312,177
	Carnival P.L.C., ADR	26,209	364,829
	Centrica P.L.C.	2,151,723	1,076,198
	Cineworld Group P.L.C.	197,402	162,746
	Coca-Cola HBC AG	77,215	1,956,529
	Compass Group P.L.C.	512,329	8,621,167
	ConvaTec Group P.L.C.	612,453	1,635,815
	Croda International P.L.C.	46,963	2,879,760
	DCC P.L.C.	21,304	1,514,903
#	Diageo P.L.C., Sponsored ADR	103,202	14,308,957
	Diageo P.L.C.	169,923	5,850,423
	Direct Line Insurance Group P.L.C.	1,088,882	3,709,863
	DS Smith P.L.C.	846,006	3,317,147
#	easyJet P.L.C.	137,912	1,044,643
	Evraz P.L.C.	324,245	1,074,485
	Experian P.L.C.	293,833	8,823,911
	Ferguson P.L.C.	91,564	6,601,964
	Fresnillo P.L.C.	87,351	775,958
	G4S P.L.C.	13,960	19,164
	GlaxoSmithKline P.L.C., Sponsored ADR	633,823	26,664,934
	GlaxoSmithKline P.L.C.	570,253	11,896,956
	Glencore P.L.C.	2,535,906	4,750,865
	GVC Holdings P.L.C.	245,396	2,329,253
	Halma P.L.C.	178,445	4,691,386
	Hargreaves Lansdown P.L.C.	89,301	1,615,854
	Hikma Pharmaceuticals P.L.C.	74,622	2,222,544

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hiscox, Ltd.	72,714	$639,679
	HomeServe P.L.C.	184,841	2,589,189
#	Howden Joinery Group P.L.C.	387,823	2,557,385
	HSBC Holdings P.L.C.	1,470,795	7,559,823
	HSBC Holdings P.L.C., Sponsored ADR	671,660	17,281,812
	IG Group Holdings P.L.C.	96,143	911,266
	Imperial Brands P.L.C., Sponsored ADR	38,600	816,043
	Imperial Brands P.L.C.	309,933	6,520,511
	Informa P.L.C.	414,842	2,291,528
#	InterContinental Hotels Group P.L.C., ADR	1,227	55,920
	InterContinental Hotels Group P.L.C.	39,806	1,813,230
	Intermediate Capital Group P.L.C.	120,727	1,707,900
	International Consolidated Airlines Group SA	376,920	1,051,377
	Intertek Group P.L.C.	41,127	2,454,428
	Investec P.L.C.	420,675	863,374
	ITV P.L.C.	2,520,358	2,419,996
	J Sainsbury P.L.C.	1,003,207	2,496,774
	JD Sports Fashion P.L.C.	283,216	1,877,246
	John Wood Group P.L.C.	220,842	559,191
	Johnson Matthey P.L.C.	113,307	2,838,956
	Kingfisher P.L.C.	1,176,631	2,334,191
	Legal & General Group P.L.C.	2,730,722	7,020,684
*	Liberty Global P.L.C., Class A	6,400	124,281
*	Liberty Global P.L.C., Class C	15,389	281,768
	Lloyds Banking Group P.L.C.	17,745,972	7,180,162
#	Lloyds Banking Group P.L.C., ADR	436,913	685,956
	London Stock Exchange Group P.L.C.	91,126	8,529,086
	M&G P.L.C.	751,355	1,245,615
	Marks & Spencer Group P.L.C.	231,373	269,565
	Meggitt P.L.C.	28,456	99,643
	Melrose Industries P.L.C.	1,898,012	2,372,330
	Mondi P.L.C.	276,993	4,891,503
	National Grid P.L.C.	351,846	4,123,195
#	National Grid P.L.C., Sponsored ADR	105,759	6,193,247
	Next P.L.C.	32,817	1,953,878
*	Ninety One P.L.C.	210,337	449,569
*	NMC Health P.L.C.	40,307	13,700
*	Ocado Group P.L.C.	58,650	1,184,594
	Pearson P.L.C.	202,275	1,166,448
	Pearson P.L.C., Sponsored ADR	143,503	840,928
	Pennon Group P.L.C.	177,697	2,446,860
	Persimmon P.L.C.	199,425	5,525,315
	Phoenix Group Holdings P.L.C.	265,859	2,017,423
#	Prudential P.L.C., ADR	79,056	2,234,123
#	Prudential P.L.C.	257,742	3,636,071
	Reckitt Benckiser Group P.L.C.	156,166	13,008,588
	RELX P.L.C., Sponsored ADR	218,250	4,945,546
	RELX P.L.C.	170,011	3,835,753
	RELX P.L.C.	217,352	4,946,096
	Rentokil Initial P.L.C.	777,676	4,626,871
	Rightmove P.L.C.	464,177	2,902,237
	Rio Tinto P.L.C.	154,229	7,159,096
	Rio Tinto P.L.C., Sponsored ADR	267,962	12,377,165
	Rolls-Royce Holdings P.L.C.	349,187	1,445,268
	Royal Bank of Scotland Group P.L.C.	1,569,609	2,189,779
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	252,195	713,712
	Royal Dutch Shell P.L.C., Class A	491,594	8,093,725
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	352,746	11,686,484
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	493,656	15,782,182

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Dutch Shell P.L.C., Class B	110,166	$1,763,600
	RSA Insurance Group P.L.C.	456,476	2,068,774
	Sage Group P.L.C. (The)	394,196	3,170,318
	Schroders P.L.C.	44,594	1,489,421
	Schroders P.L.C.	17,477	466,705
#	Severn Trent P.L.C.	90,146	2,705,058
#	Smith & Nephew P.L.C., Sponsored ADR	15,665	621,411
	Smith & Nephew P.L.C.	264,926	5,184,359
	Smiths Group P.L.C.	98,091	1,527,317
	Spectris P.L.C.	45,962	1,549,870
	Spirax-Sarco Engineering P.L.C.	31,450	3,441,869
	SSE P.L.C.	461,774	7,243,096
	St James’s Place P.L.C.	358,864	3,821,248
	Standard Chartered P.L.C.	1,191,360	6,087,473
	Standard Life Aberdeen P.L.C.	809,254	2,241,359
	Tate & Lyle P.L.C.	192,801	1,727,567
	Taylor Wimpey P.L.C.	2,262,137	4,177,805
	Tesco P.L.C.	3,224,342	9,537,013
	Travis Perkins P.L.C.	106,405	1,389,381
	TUI AG	236,257	941,175
#	Unilever P.L.C., Sponsored ADR	274,641	14,245,629
	Unilever P.L.C.	89,128	4,589,394
	United Utilities Group P.L.C.	253,924	2,874,383
	Vodafone Group P.L.C.	5,487,771	7,741,454
	Vodafone Group P.L.C., Sponsored ADR	300,954	4,255,495
	Weir Group P.L.C.(The)	38,976	465,788
	Whitbread P.L.C.	59,696	2,239,361
	Wm Morrison Supermarkets P.L.C.	1,386,861	3,187,246
#	WPP P.L.C., Sponsored ADR	8,468	327,796
	WPP P.L.C.	604,792	4,692,653

TOTAL UNITED KINGDOM			622,882,755

UNITED STATES — (0.0%)
#	Ovintiv, Inc.	94,747	599,746
	Samsonite International SA	229,500	195,218

TOTAL UNITED STATES			794,964

TOTAL COMMON STOCKS			4,618,301,824

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	25,961	1,217,734
	Fuchs Petrolub SE	34,533	1,339,036
	Henkel AG & Co. KGaA	19,631	1,742,968
	Porsche Automobil Holding SE	62,257	3,143,587
	Sartorius AG	15,004	4,215,241
	Schaeffler AG	64,255	433,877
	Volkswagen AG	87,812	12,217,385

TOTAL GERMANY			24,309,828

TOTAL INVESTMENT SECURITIES (Cost $4,585,827,284)			4,642,611,652

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§ The DFA Short Term Investment Fund	22,051,108	$255,153,375

TOTAL INVESTMENTS — (100.0%) (Cost $4,840,931,472)		$4,897,765,027

As of April 30, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	06/19/20	$79,309,678	$84,169,600	$4,859,922

Total Futures Contracts			$79,309,678	$84,169,600	$4,859,922

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,692,759	$248,225,904	—	$254,918,663
Austria	—	7,706,226	—	7,706,226
Belgium	2,086,910	43,577,721	—	45,664,631
Canada	429,046,373	3,683,675	—	432,730,048
China	—	2,055,224	—	2,055,224
Denmark	3,830,642	88,727,456	—	92,558,098
Finland	49,862	58,150,699	—	58,200,561
France	5,871,501	428,307,213	—	434,178,714
Germany	12,306,704	300,910,513	—	313,217,217
Hong Kong	540,032	137,257,261	—	137,797,293
Ireland	13,394,274	21,647,828	—	35,042,102
Israel	6,414,786	19,576,061	—	25,990,847
Italy	5,820,295	95,474,216	—	101,294,511
Japan	24,978,030	1,124,898,198	—	1,149,876,228
Netherlands	41,647,942	134,884,986	—	176,532,928
New Zealand	—	17,493,926	—	17,493,926
Norway	48,964	28,507,478	—	28,556,442
Portugal	—	9,367,877	—	9,367,877
Singapore	—	39,138,548	—	39,138,548
Spain	2,859,840	94,417,139	—	97,276,979
Sweden	366,398	126,445,718	—	126,812,116
Switzerland	25,002,525	383,212,401	—	408,214,926
United Kingdom	212,237,669	410,645,086	—	622,882,755
United States	599,746	195,218	—	794,964
Preferred Stocks
Germany	—	24,309,828	—	24,309,828
Securities Lending Collateral	—	255,153,375	—	255,153,375
Futures Contracts**	4,859,922	—	—	4,859,922

TOTAL	$798,655,174	$4,103,969,775	—	$4,902,624,949

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.8%)
*	3P Learning, Ltd.	182,513	$88,104
	A2B Australia, Ltd.	1,289,249	657,847
	Accent Group, Ltd.	1,632,618	1,229,799
	Adairs, Ltd.	407,492	414,242
#	Adelaide Brighton, Ltd.	1,528,552	2,692,500
*	Afterpay, Ltd.	46,655	927,765
	AGL Energy, Ltd.	490,894	5,387,565
*	Ainsworth Game Technology, Ltd.	671,770	189,023
#*	Alkane Resources, Ltd.	2,028,893	965,573
	ALS, Ltd.	724,258	3,162,731
	Altium, Ltd.	324,187	7,116,343
	Alumina, Ltd.	2,759,652	3,061,145
#	AMA Group, Ltd.	826,863	226,015
#*	Amaysim Australia, Ltd.	749,916	153,567
*	AMP, Ltd.	11,270,843	10,399,136
	Ansell, Ltd.	356,503	6,574,696
	AP Eagers, Ltd.	466,493	1,543,611
	APA Group	1,158,388	8,185,012
	Appen, Ltd.	122,052	2,016,718
#	ARB Corp., Ltd.	229,112	2,249,956
*	Ardent Leisure Group, Ltd.	1,515,614	351,958
	Aristocrat Leisure, Ltd.	775,551	12,718,872
	Asaleo Care, Ltd.	2,961,663	1,982,405
	ASX, Ltd.	43,079	2,271,361
	Atlas Arteria, Ltd.	1,542,969	6,226,415
	AUB Group, Ltd.	98,733	748,264
#	Aurelia Metals, Ltd.	3,037,660	630,488
	Aurizon Holdings, Ltd.	4,938,389	15,002,094
	AusNet Services	3,152,081	3,844,353
	Austal, Ltd.	1,211,556	2,652,755
	Australia & New Zealand Banking Group, Ltd.	2,279,090	24,756,524
*	Australian Agricultural Co., Ltd.	2,412,882	1,817,818
	Australian Finance Group, Ltd.	324,942	326,995
	Australian Pharmaceutical Industries, Ltd.	2,267,108	1,718,576
	Australian Vintage, Ltd.	112,455	30,239
	Auswide Bank, Ltd.	34,719	98,162
	AVJennings, Ltd.	297,081	76,012
	Baby Bunting Group, Ltd.	244,513	429,134
#	Bank of Queensland, Ltd.	2,268,768	7,649,908
	Bapcor, Ltd.	1,069,637	3,405,905
	Beach Energy, Ltd.	11,632,707	11,338,980
#	Bega Cheese, Ltd.	771,029	2,413,997
	Bell Financial Group, Ltd.	34,665	25,046
#	Bendigo & Adelaide Bank, Ltd.	1,824,383	7,719,227
	BHP Group, Ltd.	4,074,214	83,172,233
#	BHP Group, Ltd., Sponsored ADR	623,528	25,365,119
	Bingo Industries, Ltd.	104,020	157,538
#	Blackmores, Ltd.	53,040	2,603,418
#*	Blue Sky Alternative Investments, Ltd.	32,768	741
	BlueScope Steel, Ltd.	3,144,423	20,523,212
	Boral, Ltd.	3,959,863	7,695,929
	Brambles, Ltd.	1,144,051	8,177,173
	Bravura Solutions, Ltd.	425,043	1,327,263
	Breville Group, Ltd.	361,893	4,095,265
	Brickworks, Ltd.	436,974	3,856,553

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	BSA, Ltd.	28,427	$5,163
*	Buru Energy, Ltd.	101,869	5,948
	BWX, Ltd.	163,312	380,731
	Caltex Australia, Ltd.	1,096,002	17,645,505
#	Capitol Health, Ltd.	1,767,071	227,451
#*	Cardno, Ltd.	1,074,416	174,447
#*	Carnarvon Petroleum, Ltd.	1,228,418	150,171
	Carsales.com, Ltd.	956,934	8,753,828
#*	Cash Converters International, Ltd.	2,116,492	210,960
*	Castile Resources, Ltd.	256,861	27,618
*	Catapult Group International, Ltd.	170,410	132,981
	Cedar Woods Properties, Ltd.	153,550	420,800
	Centrebet Litigation	22,005	0
	Centrebet Litigation Claim	22,005	0
	Challenger, Ltd.	1,224,705	3,900,488
*	Champion Iron, Ltd.	58,221	74,881
	CIMIC Group, Ltd.	137,887	2,194,937
#	Citadel Group, Ltd. (The)	8,326	18,528
#	City Chic Collective, Ltd.	122,009	184,436
#	Class, Ltd.	241,974	217,225
	Clean Seas Seafood, Ltd.	36,060	15,372
	Cleanaway Waste Management, Ltd.	9,540,026	11,510,266
#	Clinuvel Pharmaceuticals, Ltd.	42,853	607,050
	Clover Corp., Ltd.	41,173	55,980
	Coca-Cola Amatil, Ltd.	1,319,240	7,344,989
	Cochlear, Ltd.	94,950	11,289,309
	Codan, Ltd.	587,540	2,471,709
	Coles Group, Ltd.	1,682,114	16,867,940
#	Collection House, Ltd.	706,526	499,542
	Collins Foods, Ltd.	678,091	3,224,692
	Commonwealth Bank of Australia	1,083,027	43,750,481
	Computershare, Ltd.	680,298	5,352,361
#*	Cooper Energy, Ltd.	5,586,157	1,552,677
#	Corporate Travel Management, Ltd.	236,294	1,934,485
#	Costa Group Holdings, Ltd.	1,425,533	2,662,829
#	Credit Corp. Group, Ltd.	231,944	2,469,983
	Credit Corp. Group, Ltd.	40,586	330,598
	Crown Resorts, Ltd.	674,572	4,318,335
	CSL, Ltd.	345,823	68,931,948
	CSR, Ltd.	3,061,776	7,358,782
	Data#3, Ltd.	437,358	1,091,416
	Decmil Group, Ltd.	870,215	124,878
	Dicker Data, Ltd.	120,091	545,200
#	Domain Holdings Australia, Ltd.	720,649	1,220,305
#	Domino’s Pizza Enterprises, Ltd.	229,148	8,574,138
	Downer EDI, Ltd.	2,520,894	6,781,500
	DWS, Ltd.	165,951	75,882
#*	Eclipx Group, Ltd.	1,423,800	663,515
	Elders, Ltd.	681,446	3,820,775
*	Electro Optic Systems Holdings, Ltd.	135,592	408,427
*	Ellex Medical Lasers, Ltd.	46,497	18,960
*	Emeco Holdings, Ltd.	10,862	8,185
*	EML Payments, Ltd.	19,466	35,155
#*	Energy World Corp., Ltd.	6,737,967	315,641
	EQT Holdings, Ltd.	15,542	217,061
	Estia Health, Ltd.	1,180,130	1,143,690
	Euroz, Ltd.	112,543	61,597
#	EVENT Hospitality and Entertainment, Ltd.	453,099	2,265,289
	Evolution Mining, Ltd.	5,264,626	17,144,446

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	FAR, Ltd.	4,786,609	$52,362
	Finbar Group, Ltd.	5,532	2,343
*	Fleetwood Corp., Ltd.	339,421	326,735
	FlexiGroup, Ltd.	1,528,601	892,804
#	Flight Centre Travel Group, Ltd.	377,231	2,673,418
	Fortescue Metals Group, Ltd.	6,501,810	49,688,440
#	G8 Education, Ltd.	3,730,639	2,092,044
#*	Galaxy Resources, Ltd.	845,048	414,558
#*	Galilee Energy, Ltd.	233,197	59,957
	Genworth Mortgage Insurance Australia, Ltd.	1,269,131	1,754,518
*	Gold Road Resources, Ltd.	1,594,964	1,628,694
#*	GrainCorp, Ltd., Class A	1,135,294	2,607,079
#	Grange Resources, Ltd.	2,046,058	298,577
*	Greenland Minerals, Ltd.	413,383	30,372
	GUD Holdings, Ltd.	351,019	2,083,630
#	GWA Group, Ltd.	1,245,307	2,235,281
	Hansen Technologies, Ltd.	567,749	1,032,389
#	Harvey Norman Holdings, Ltd.	2,752,084	4,937,837
	Healius, Ltd.	8,510,796	14,234,769
*	Highfield Resources, Ltd.	276,159	63,439
*	Horizon Oil, Ltd.	1,463,538	48,288
#	HT&E, Ltd.	1,371,373	996,614
#	HUB24, Ltd.	20,868	131,216
	Huon Aquaculture Group, Ltd.	32,032	76,684
	IDP Education, Ltd.	487,949	4,625,360
	IGO, Ltd.	2,227,546	6,757,647
	Iluka Resources, Ltd.	340,216	1,687,485
	Imdex, Ltd.	1,184,969	821,157
	Incitec Pivot, Ltd.	5,408,641	8,365,058
	Infigen Energy	3,132,582	1,198,695
	Infomedia, Ltd.	1,490,914	1,558,284
	Inghams Group, Ltd.	1,236,578	2,801,584
	Insurance Australia Group, Ltd.	1,424,913	5,323,907
*	Intega Group, Ltd.	1,074,416	188,412
	Integral Diagnostics, Ltd.	190,752	400,549
#	Integrated Research, Ltd.	399,026	813,094
#	InvoCare, Ltd.	635,675	4,251,017
	IOOF Holdings, Ltd.	1,066,414	2,977,171
	IPH, Ltd.	1,019,436	4,875,845
	IRESS, Ltd.	486,455	3,548,277
#*	iSelect, Ltd.	1,542,077	228,683
#*	iSentia Group, Ltd.	1,044,906	100,382
	IVE Group, Ltd.	358,643	154,377
	James Hardie Industries P.L.C.	388,289	5,574,118
	James Hardie Industries P.L.C., Sponsored ADR	39,415	573,488
#	Japara Healthcare, Ltd.	2,740,247	885,675
#	JB Hi-Fi, Ltd.	892,412	20,175,115
	Jupiter Mines, Ltd.	898,164	157,794
#*	Karoon Energy, Ltd.	2,900,444	1,022,861
*	Kingsgate Consolidated, Ltd.	1,181,152	309,582
#	Kogan.com, Ltd.	210,588	1,086,492
#	Lednium Technology Pty, Ltd.	21,998	0
	LendLease Group	1,029,950	8,204,413
	LendLease Group	179,378	1,444,781
	Lifestyle Communities, Ltd.	39,883	193,231
	Link Administration Holdings, Ltd.	1,478,673	3,608,021
#	Lovisa Holdings, Ltd.	198,207	945,326
*	Lucapa Diamond Co., Ltd.	106,787	3,251
	Lycopodium, Ltd.	16,033	45,852

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Lynas Corp., Ltd.	3,130,235	$3,504,739
	MACA, Ltd.	1,303,294	621,443
	Macmahon Holdings, Ltd.	4,944,481	707,963
	Macquarie Group, Ltd.	503,314	33,341,024
	Magellan Financial Group, Ltd.	290,957	9,530,769
*	MaxiTRANS Industries, Ltd.	251,721	25,471
*	Mayne Pharma Group, Ltd.	3,936,421	1,051,263
	McMillan Shakespeare, Ltd.	451,962	1,952,315
	McPherson’s, Ltd.	547,769	934,279
	Medibank Pvt, Ltd.	4,031,139	7,061,818
#*	Medusa Mining, Ltd.	1,892,341	822,967
#*	Mesoblast, Ltd.	325,946	695,702
#*	Mesoblast, Ltd., Sponsored ADR	1,592	17,735
#*	Metals X, Ltd.	4,083,792	210,222
	Metcash, Ltd.	6,698,073	10,803,608
*	Metro Mining, Ltd.	160,700	10,159
	Michael Hill International, Ltd.	72,300	15,513
	Michael Hill International, Ltd.	43,121	9,821
*	Millennium Minerals, Ltd.	679,921	16,970
*	Mincor Resources NL	104,364	41,534
#	Mineral Resources, Ltd.	1,464,975	15,789,266
#*	MMA Offshore, Ltd.	4,675,274	239,978
#	MNF Group, Ltd.	83,368	251,241
#	Monadelphous Group, Ltd.	331,028	2,406,357
#	Monash IVF Group, Ltd.	851,347	326,307
	Monash IVF Group, Ltd.	556,372	215,723
#	Money3 Corp., Ltd.	696,751	714,447
	Mortgage Choice, Ltd.	580,365	260,001
#*	Motorcycle Holdings, Ltd.	131,917	67,135
	Mount Gibson Iron, Ltd.	1,701,258	696,065
#*	Myer Holdings, Ltd.	17,510,961	2,250,721
	MyState, Ltd.	152,471	388,468
	National Australia Bank, Ltd.	2,565,260	28,108,783
	National Australia Bank, Ltd.	183,912	2,032,593
	Navigator Global Investments, Ltd.	366,260	309,416
#	Neometals, Ltd.	551,838	59,147
	Netwealth Group, Ltd.	42,444	207,942
	New Hope Corp., Ltd.	1,202,266	1,201,622
	Newcrest Mining, Ltd.	492,911	8,845,999
*	NEXTDC, Ltd.	186,159	1,062,367
	nib holdings, Ltd.	1,879,111	6,005,126
#	Nick Scali, Ltd.	254,036	755,869
	Nine Entertainment Co. Holdings, Ltd.	8,900,393	8,187,273
	Northern Star Resources, Ltd.	2,841,813	22,947,847
	NRW Holdings, Ltd.	2,895,425	3,167,470
#*	Nufarm, Ltd.	1,340,510	4,552,630
#	OFX Group, Ltd.	962,104	767,420
	Oil Search, Ltd.	2,859,629	5,612,065
	OM Holdings, Ltd.	418,603	94,537
	Omni Bridgeway, Ltd.	751,593	1,960,232
*	Onevue Holdings, Ltd.	301,883	44,190
	oOh!media, Ltd.	2,840,315	1,879,826
	Orica, Ltd.	361,436	4,188,570
	Origin Energy, Ltd.	3,012,233	10,834,086
	Orora, Ltd.	5,857,459	9,734,285
	OZ Minerals, Ltd.	1,798,278	10,365,683
	Pacific Current Group, Ltd.	173,460	547,131
	Pacific Smiles Group, Ltd.	104,617	95,054
#*	Pact Group Holdings, Ltd.	868,271	1,074,052

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Panoramic Resources, Ltd.	2,408,740	$188,359
	Paragon Care, Ltd.	304,664	32,956
	Peet, Ltd.	945,315	451,866
	Pendal Group, Ltd.	1,217,795	4,324,925
	Perenti Global, Ltd.	3,178,883	1,869,132
#	Perpetual, Ltd.	239,826	4,661,883
*	Perseus Mining, Ltd.	4,895,508	2,958,527
#	Pioneer Credit, Ltd.	146,118	23,393
#	Platinum Asset Management, Ltd.	1,101,774	2,487,956
#*	Praemium, Ltd.	1,027,677	238,569
	Premier Investments, Ltd.	300,365	3,010,291
	Prime AET&D Holdings No.1, Ltd.	26	0
*	Prime Media Group, Ltd.	2,413,649	154,888
	Pro Medicus, Ltd.	159,511	2,684,791
	PWR Holdings, Ltd.	148,298	371,073
	Qantas Airways, Ltd.	3,028,350	7,521,384
#	QBE Insurance Group, Ltd.	2,501,305	13,544,202
	Qube Holdings, Ltd.	3,966,708	5,712,641
#	Ramelius Resources, Ltd.	2,599,034	2,208,444
	Ramsay Health Care, Ltd.	232,123	9,426,877
#	REA Group, Ltd.	77,397	4,428,576
	Reckon, Ltd.	132,862	51,794
#	Reece, Ltd.	101,452	579,801
#	Regis Healthcare, Ltd.	563,410	544,603
	Regis Resources, Ltd.	2,225,179	6,362,609
*	Reject Shop, Ltd. (The)	140,659	328,530
	Reliance Worldwide Corp., Ltd.	1,033,752	1,818,630
#*	Resolute Mining, Ltd.	4,396,079	2,619,137
	Rhipe, Ltd.	21,642	24,051
	Ridley Corp., Ltd.	1,245,370	572,867
#	Rio Tinto, Ltd.	692,143	39,009,971
	RXP Services, Ltd.	258,944	50,272
	Salmat, Ltd.	68,805	35,379
	Sandfire Resources, Ltd.	1,405,275	4,078,495
#	Santos, Ltd.	4,721,700	15,014,048
#*	Saracen Mineral Holdings, Ltd.	4,903,468	13,448,227
	SeaLink Travel Group, Ltd.	278,653	652,306
#	Seek, Ltd.	554,659	6,192,363
	Select Harvests, Ltd.	435,551	2,047,330
*	Senex Energy, Ltd.	6,156,232	848,103
#	Servcorp, Ltd.	186,176	316,547
	Service Stream, Ltd.	1,657,336	2,108,737
#	Seven Group Holdings, Ltd.	409,919	4,030,928
#*	Seven West Media, Ltd.	7,644,796	420,493
	SG Fleet Group, Ltd.	251,518	218,828
	Sigma Healthcare, Ltd.	13,542,115	5,315,923
*	Silver Lake Resources, Ltd.	2,783,950	3,438,547
	Sims, Ltd.	930,940	4,185,000
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,139,251
#	Sonic Healthcare, Ltd.	349,644	6,174,800
#	South32, Ltd., ADR	476,677	3,031,666
	South32, Ltd.	5,309,068	6,676,963
	Southern Cross Media Group, Ltd.	11,290,093	1,019,787
	Spark Infrastructure Group	3,876,003	4,760,489
#	SpeedCast International, Ltd.	1,370,682	705,632
	SRG Global, Ltd.	103,260	17,150
	St Barbara, Ltd.	3,839,054	6,318,879
	Stanmore Coal, Ltd.	126,245	81,778

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Stanmore Coal, Ltd.	3,826	$2,505
	Star Entertainment Grp, Ltd. (The)	3,364,003	6,595,008
	Steadfast Group, Ltd.	874,035	1,725,943
	Suncorp Group, Ltd.	2,237,702	13,302,816
	Sunland Group, Ltd.	489,008	373,041
#	Super Retail Group, Ltd.	1,233,100	5,030,763
#*	Superloop, Ltd.	223,850	113,873
	Sydney Airport	1,062,864	4,329,454
#*	Syrah Resources, Ltd.	1,455,353	217,846
	Tabcorp Holdings, Ltd.	3,670,831	7,653,217
	Tassal Group, Ltd.	1,261,322	3,076,600
	Technology One, Ltd.	1,268,229	7,780,007
	Telstra Corp., Ltd.	4,361,560	8,580,120
	Telstra Corp., Ltd., ADR	35,561	350,631
	Terracom, Ltd.	106,417	8,903
*	Thorn Group, Ltd.	698,747	63,774
*	Tiger Resources, Ltd.	1,677,917	315
#	TPG Telecom, Ltd.	1,685,960	8,044,917
	Transurban Group	959,373	8,552,586
	Treasury Wine Estates, Ltd.	337,529	2,220,050
*	Troy Resources, Ltd.	1,614,217	80,559
#*	United Malt Grp, Ltd.	1,135,294	3,151,609
	Village Roadshow, Ltd.	553,139	804,037
	Virgin Australia Holdings, Ltd.	3,195,173	0
#*	Virgin Australia Holdings, Ltd.	10,144,397	722,280
	Virtus Health, Ltd.	468,505	932,625
#	Vita Group, Ltd.	873,714	616,835
	Viva Energy Group, Ltd.	43,511	40,666
*	Vocus Group, Ltd.	2,956,065	5,868,306
#	Webjet, Ltd.	629,836	1,234,921
	Wesfarmers, Ltd.	1,053,578	25,590,812
	Western Areas, Ltd.	1,703,933	2,401,878
*	Westgold Resources, Ltd.	1,027,445	1,349,782
	Westpac Banking Corp.	2,489,499	25,901,103
#	Westpac Banking Corp., Sponsored ADR	258,942	2,700,765
#	Whitehaven Coal, Ltd.	5,050,239	5,960,129
	WiseTech Global, Ltd.	35,900	427,502
	Woodside Petroleum, Ltd.	1,051,462	15,056,133
	Woolworths Group, Ltd.	927,704	21,468,848
#	Worley, Ltd.	1,097,583	6,361,858
	WPP AUNZ, Ltd.	1,452,579	234,300
*	Xero, Ltd.	31,488	1,609,853

TOTAL AUSTRALIA			1,418,211,854

AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	54,022	993,918
#	ANDRITZ AG	281,148	9,237,822
	Atrium European Real Estate, Ltd.	522,140	1,435,858
#	Austria Technologie & Systemtechnik AG	198,230	3,416,719
	CA Immobilien Anlagen AG	218,105	6,924,245
#	DO & CO AG	29,114	1,452,232
	Erste Group Bank AG	383,020	8,301,130
	EVN AG	109,735	1,714,732
#	FACC AG	30,403	243,528
	Flughafen Wien AG	14,863	433,751
	IMMOFINANZ AG	223,231	4,122,116
	Kapsch TrafficCom AG	18,467	360,435
#	Lenzing AG	55,037	3,145,703
#	Mayr Melnhof Karton AG	22,086	3,034,125

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Oberbank AG	2,814	$258,973
#	Oesterreichische Post AG	143,988	5,426,271
	OMV AG	325,605	10,631,593
	Palfinger AG	44,518	962,065
#	POLYTEC Holding AG	60,648	343,021
#	Porr AG	47,223	812,304
	Raiffeisen Bank International AG	676,330	11,673,503
#	Rosenbauer International AG	3,859	136,329
	S IMMO AG	170,357	3,163,174
#	S&T AG	153,317	3,376,685
	Schoeller-Bleckmann Oilfield Equipment AG	37,935	1,120,834
#*	Semperit AG Holding	39,636	493,145
	Strabag SE	73,730	2,064,219
	Telekom Austria AG	563,641	3,965,529
	Telekom Austria AG, ADR	4,200	59,577
	UBM Development AG	3,853	151,315
	UNIQA Insurance Group AG	737,410	4,971,628
	Verbund AG	34,114	1,544,602
	Vienna Insurance Group AG Wiener Versicherung Gruppe	220,387	4,405,147
#	voestalpine AG	627,528	13,006,143
	Wienerberger AG	288,578	5,404,864
*	Zumtobel Group AG	87,902	567,815

TOTAL AUSTRIA			119,355,050

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	111,713	14,806,176
	Ageas	699,070	25,197,365
*	AGFA-Gevaert NV	1,704,470	6,751,953
#	Anheuser-Busch InBev SA	913,054	42,520,940
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	5,494,663
*	Argenx SE, ADR	1,353	198,201
*	Argenx SE	6,674	1,005,634
	Atenor	1,913	143,576
	Banque Nationale de Belgique	92	205,550
	Barco NV	29,577	4,718,236
	Bekaert SA	246,394	5,208,966
#*	Biocartis NV	19,986	109,214
	bpost SA	419,997	2,930,554
#*	Celyad SA	6,859	63,697
*	Celyad SA, Sponsored ADR	600	5,394
	Cie d’Entreprises CFE	55,505	4,307,828
#	Colruyt SA	303,267	18,175,264
	Deceuninck NV	283,216	431,311
	D’ieteren SA	171,598	8,599,523
#	Econocom Group SA	458,105	881,724
#	Elia Group SA	82,287	9,461,594
	Euronav NV	692,057	7,729,710
*	Euronav NV	123,287	1,317,938
	EVS Broadcast Equipment SA	57,638	880,565
#*	Exmar NV	139,830	682,341
	Fagron	233,349	5,261,544
*	Galapagos NV	7,922	1,750,185
	Gimv NV	34,467	1,893,608
#	Immobel SA	6,246	471,405
#*	Ion Beam Applications	15,308	126,975
	Jensen-Group NV	9,610	241,169
	KBC Group NV	340,246	18,455,256
	Kinepolis Group NV	65,554	2,468,192
	Lotus Bakeries NV	524	1,591,751

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#*	MDxHealth	25,853	$24,928
#	Melexis NV	89,077	5,417,942
*	Nyrstar NV	591,235	81,904
	Ontex Group NV	362,908	6,617,668
	Orange Belgium SA	200,629	3,337,389
#*	Oxurion NV	114,034	353,123
	Picanol	5,463	341,743
	Proximus SADP	567,120	12,104,283
	Recticel SA	258,558	1,942,576
#	Resilux	5,708	855,833
	Roularta Media Group NV	8,176	123,729
#	Sioen Industries NV	45,793	961,854
	Sipef NV	15,936	775,226
#	Solvay SA	256,989	20,072,812
	Telenet Group Holding NV	119,152	4,976,612
	TER Beke SA	1,906	245,222
*	Tessenderlo Group SA	220,869	6,167,290
	UCB SA	202,976	18,600,499
#	Umicore SA	350,591	15,194,785
	Van de Velde NV	23,803	601,447
*	Viohalco SA	172,079	453,325

TOTAL BELGIUM			293,338,192

CANADA — (8.4%)
*	5N Plus, Inc.	279,292	341,102
	Absolute Software Corp.	134,663	1,034,195
	Acadian Timber Corp.	44,726	451,132
#*	Advantage Oil & Gas, Ltd.	4,589,280	7,451,254
	Aecon Group, Inc.	315,623	3,466,989
#*	Africa Oil Corp.	435,095	337,586
#	AG Growth International, Inc.	54,364	1,032,641
	AGF Management, Ltd., Class B	929,551	2,871,558
	Agnico Eagle Mines, Ltd.	159	9,295
#	Agnico Eagle Mines, Ltd.	9,717	570,194
*	Aimia, Inc.	509,720	922,802
*	Air Canada	364,480	5,299,813
#	AirBoss of America Corp.	86,301	877,301
*	Alacer Gold Corp.	2,136,898	10,961,207
#	Alamos Gold, Inc., Class A	2,400,805	19,334,767
#	Alamos Gold, Inc., Class A	371,373	2,996,980
#	Alaris Royalty Corp.	301,884	2,199,148
#*	Alcanna, Inc.	138,460	248,680
*	Alexco Resource Corp.	12,200	19,721
	Algoma Central Corp.	13,160	90,762
	Algonquin Power & Utilities Corp.	754,216	10,457,537
	Alimentation Couche-Tard, Inc., Class B	792,230	22,105,832
#*	Alio Gold, Inc.	380,558	259,729
#	AltaGas, Ltd.	590,951	7,064,496
	Altius Minerals Corp.	181,184	1,119,424
	Altus Group, Ltd.	111,779	3,375,173
#*	Americas Gold & Silver Corp.	51,477	110,577
*	Amerigo Resources, Ltd.	502,800	97,529
	Andrew Peller, Ltd., Class A	85,169	578,215
#	ARC Resources, Ltd.	1,977,503	8,339,339
*	Argonaut Gold, Inc.	1,049,569	1,093,340
*	Aritzia, Inc.	292,698	3,484,325
#*	Asanko Gold, Inc.	772,813	871,667
#	Atco, Ltd., Class I	146,472	4,113,359
#*	Athabasca Oil Corp.	2,482,956	258,651

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	ATS Automation Tooling Systems, Inc.	191,967	$2,847,889
#*	Aurora Cannabis, Inc.	154,700	113,362
#	AutoCanada, Inc.	282,646	1,330,027
	B2Gold Corp.	5,742,597	29,044,065
#	Badger Daylighting, Ltd.	160,010	3,477,354
	Bank of Montreal 063671101	847,416	43,133,474
#	Bank of Montreal 2076009	299,531	15,228,858
	Bank of Nova Scotia (The)	327,091	13,112,307
	Bank of Nova Scotia (The)	969,869	38,930,542
	Barrick Gold Corp.	258,731	6,654,561
	Barrick Gold Corp.	412,954	10,768,518
*	Bausch Health Cos., Inc.	770,204	13,956,096
#*	Baytex Energy Corp.	4,853,715	1,551,710
#	BCE, Inc.	114,563	4,632,890
#	BCE, Inc.	75,179	3,040,239
#	Birchcliff Energy, Ltd.	1,393,081	1,531,243
#	Bird Construction, Inc.	110,103	409,737
#*	Black Diamond Group, Ltd.	375,553	358,839
#*	BlackBerry, Ltd.	63,502	270,988
#*	BlackBerry, Ltd.	1,289,832	5,520,481
	BMTC Group, Inc.	7,200	34,708
#*	Bombardier, Inc., Class A	252,490	132,417
*	Bombardier, Inc., Class B	400,545	141,002
	Bonavista Energy Corp.	4,994,682	645,887
#	Bonterra Energy Corp.	167,954	148,413
	Boralex, Inc., Class A	355,264	6,878,383
	Bridgemarq Real Estate Services	32,200	236,188
	Brookfield Asset Management, Inc., Class A	204,258	6,908,006
	BRP, Inc.	114,940	3,440,066
	CAE, Inc.	236,115	3,901,466
	CAE, Inc.	240,954	3,990,198
	Caledonia Mining Corp. P.L.C.	7,193	91,001
#*	Calfrac Well Services, Ltd.	793,568	125,425
	Calian Group, Ltd.	15,095	492,340
	Cameco Corp.	827,012	8,222,886
#	Cameco Corp.	588,762	5,864,070
	Canaccord Genuity Group, Inc.	255,494	989,339
	Canacol Energy, Ltd.	738,579	1,873,045
#*	Canada Goose Holdings, Inc.	63,363	1,513,119
#*	Canada Goose Holdings, Inc.	73,756	1,759,081
#	Canadian Imperial Bank of Commerce	239,319	14,180,848
	Canadian Imperial Bank of Commerce	444,500	26,407,745
	Canadian National Railway Co.	254,062	21,010,149
	Canadian National Railway Co.	347,608	28,806,275
	Canadian Natural Resources, Ltd.	289,011	4,839,862
#	Canadian Natural Resources, Ltd.	2,565,626	42,999,892
	Canadian Pacific Railway, Ltd.	71,272	16,198,577
	Canadian Pacific Railway, Ltd.	56,346	12,809,136
#	Canadian Tire Corp., Ltd., Class A	110,915	7,782,656
	Canadian Utilities, Ltd., Class A	114,559	2,794,945
	Canadian Western Bank	638,314	10,102,416
*	Canfor Corp.	544,230	3,792,544
#	Canfor Pulp Products, Inc.	237,770	1,185,476
#*	Canopy Growth Corp.	50,900	811,796
	CanWel Building Materials Group, Ltd.	303,240	762,484
	Capital Power Corp.	338,869	6,558,519
#*	Capstone Mining Corp.	4,136,053	1,604,561
#	Cardinal Energy, Ltd.	548,186	224,481
#	Cargojet, Inc.	7,533	760,795

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cascades, Inc.	544,233	$5,446,435
	CCL Industries, Inc., Class B	232,200	7,258,179
*	Celestica, Inc.	414,080	2,579,718
*	Celestica, Inc.	180,887	1,129,285
	Cenovus Energy, Inc.	803,908	2,916,581
#	Cenovus Energy, Inc.	1,183,507	4,307,965
	Centerra Gold, Inc.	1,381,502	11,046,458
	Cervus Equipment Corp.	36,871	165,555
#	CES Energy Solutions Corp.	981,947	825,373
*	CGI, Inc.	91,367	5,844,747
*	CGI, Inc.	176,798	11,275,088
#	Chesswood Group, Ltd.	46,523	197,195
#*	China Gold International Resources Corp., Ltd.	2,746,029	1,341,499
	CI Financial Corp.	674,880	7,170,858
#	Cineplex, Inc.	440,560	5,266,654
	Clairvest Group, Inc.	516	16,960
#	Clearwater Seafoods, Inc.	155,233	567,647
	Cogeco Communications, Inc.	132,057	9,763,272
	Cogeco, Inc.	49,890	3,075,585
*	Colabor Group, Inc.	15,500	2,895
	Colliers International Group, Inc.	65,875	3,615,210
	Colliers International Group, Inc.	84,906	4,669,830
#	Computer Modelling Group, Ltd.	350,049	1,176,931
#	Constellation Software, Inc.	29,687	28,547,678
#*	Copper Mountain Mining Corp.	1,554,531	519,312
	Corby Spirit and Wine, Ltd.	40,385	472,626
	Corus Entertainment, Inc., Class B	2,215,142	5,044,722
#	Crescent Point Energy Corp.	2,193,879	3,057,671
#	Crescent Point Energy Corp.	925,330	1,286,208
#*	Crew Energy, Inc.	4,463,390	865,775
*	CRH Medical Corp.	238,755	490,563
#*	Denison Mines Corp.	2,762,214	1,190,652
*	Descartes Systems Group, Inc. (The)	34,366	1,444,560
*	Descartes Systems Group, Inc. (The)	3,668	154,349
#*	DIRTT Environmental Solutions	124,732	148,752
#	Dollarama, Inc.	289,272	9,073,326
#	Dorel Industries, Inc., Class B	262,364	525,878
	DREAM Unlimited Corp., Class A	85,470	538,505
	Dundee Precious Metals, Inc.	775,167	3,614,235
	Echelon Financial Holdings, Inc.	7,778	32,018
	ECN Capital Corp.	1,265,347	3,590,733
	E-L Financial Corp., Ltd.	338	167,175
*	Eldorado Gold Corp.	962,317	9,174,140
*	Eldorado Gold Corp.	94,814	897,889
	Element Fleet Management Corp.	1,497,862	11,051,433
#	Emera, Inc.	156,882	6,245,075
#	Empire Co., Ltd., Class A	430,458	9,503,196
	Enbridge, Inc.	22	675
	Enbridge, Inc.	351,505	10,784,173
#*	Endeavour Mining Corp.	234,173	4,215,941
#*	Endeavour Silver Corp.	175,071	284,249
#	Enerflex, Ltd.	491,436	1,853,543
#*	Energy Fuels, Inc.	220,413	391,121
	Enerplus Corp.	509,695	1,373,150
#	Enerplus Corp.	1,303,935	3,520,625
	Enghouse Systems, Ltd.	166,592	6,241,440
#	Ensign Energy Services, Inc.	2,037,687	907,623
*	Equinox Gold Corp.	70,900	592,384
	Equitable Group, Inc.	69,336	3,387,225

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp.	23,771	$271,874
#*	Essential Energy Services Trust	840,850	84,571
	Evertz Technologies, Ltd.	106,626	1,155,156
#	Exchange Income Corp.	102,091	2,180,513
	Exco Technologies, Ltd.	163,952	767,964
*	EXFO, Inc.	198	491
#	Extendicare, Inc.	405,829	1,795,974
	Fairfax Financial Holdings, Ltd.	56,679	15,368,216
	Fiera Capital Corp.	168,604	1,090,151
	Finning International, Inc.	592,016	7,515,301
	Firm Capital Mortgage Investment Corp.	129,018	1,022,356
#*	First Majestic Silver Corp.	82,658	667,464
#*	First Majestic Silver Corp.	53,453	431,366
	First National Financial Corp.	74,235	1,706,080
	First Quantum Minerals, Ltd.	1,359,061	8,299,163
	FirstService Corp.	84,949	7,354,884
	FirstService Corp.	16,916	1,462,582
#*	Fission Uranium Corp.	1,807,387	409,014
	Fortis, Inc.	186,808	7,239,070
	Fortis, Inc.	104,235	4,039,106
#*	Fortuna Silver Mines, Inc.	1,132,494	3,400,858
#	Franco-Nevada Corp.	7,254	959,051
#	Freehold Royalties, Ltd.	530,097	1,420,498
#	Frontera Energy Corp.	53,001	170,203
	Gamehost, Inc.	81,542	280,604
#*	GDI Integrated Facility Services, Inc.	3,600	75,080
*	Gear Energy, Ltd.	1,202,965	220,379
#	Genworth MI Canada, Inc.	295,973	7,297,527
	George Weston, Ltd.	211,646	15,013,417
	Gibson Energy, Inc.	591,838	8,431,443
	Gildan Activewear, Inc.	170,500	2,378,756
#	Gildan Activewear, Inc.	85,280	1,188,803
*	Glacier Media, Inc.	28,375	6,931
#	GMP Capital, Inc.	272,329	254,339
#	goeasy, Ltd.	82,351	2,630,357
	GoldMoney, Inc.	48,197	91,411
#*	Gran Tierra Energy, Inc.	49,235	16,710
#*	Gran Tierra Energy, Inc.	2,698,444	901,452
#*	Great Canadian Gaming Corp.	233,910	4,555,695
	Great-West Lifeco, Inc.	247,487	4,075,148
	Guardian Capital Group, Ltd., Class A	9,811	146,465
#*	Guyana Goldfields, Inc.	830,807	370,057
*	Headwater Exploration, Inc.	13,700	12,303
*	Heroux-Devtek, Inc.	154,359	1,240,905
	High Arctic Energy Services, Inc.	121,100	53,070
#	High Liner Foods, Inc.	106,290	487,180
*	Home Capital Group, Inc.	576,832	7,720,378
#	Horizon North Logistics, Inc.	821,849	271,598
	Hudbay Minerals, Inc.	225,751	553,090
#	Hudbay Minerals, Inc.	4,612,518	11,266,612
#	Husky Energy, Inc.	1,558,927	5,006,217
	Hydro One, Ltd.	246,144	4,463,289
	iA Financial Corp., Inc.	455,999	14,804,120
*	IAMGOLD Corp.	2,554,732	8,938,212
*	IAMGOLD Corp.	79,870	280,344
*	IBI Group, Inc.	78,700	241,423
	IGM Financial, Inc.	95,232	2,016,911
#*	Imperial Metals Corp.	149,442	188,956
	Imperial Oil, Ltd.	2,100	33,930

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Imperial Oil, Ltd.	328,099	$5,311,923
*	Indigo Books & Music, Inc.	13,523	20,596
	Information Services Corp.	13,744	140,703
	Innergex Renewable Energy, Inc.	420,795	5,647,071
	Intact Financial Corp.	28,889	2,749,327
#	Inter Pipeline, Ltd.	556,656	4,654,963
*	Interfor Corp.	486,128	2,867,280
*	Intertain Group, Ltd. (The)	9,266	79,755
	Intertape Polymer Group, Inc.	240,434	2,359,516
#	Invesque, Inc.	89,083	251,214
*	IPL Plastics, Inc.	13,600	43,967
*	Ivanhoe Mines, Ltd., Class A	1,452,563	3,047,153
#	Jamieson Wellness, Inc.	12,476	282,065
#	Just Energy Group, Inc.	369,329	169,813
	Just Energy Group, Inc.	6,432	3,003
	K-Bro Linen, Inc.	23,264	451,090
#*	Kelt Exploration, Ltd.	914,003	1,050,616
#	Keyera Corp.	602,731	8,941,697
*	Kinaxis, Inc.	70,559	7,092,651
*	Kingsway Financial Services, Inc.	14,675	25,241
*	Kinross Gold Corp.	8,338,438	55,052,441
	Kirkland Lake Gold, Ltd.	1,396,348	57,721,812
*	Knight Therapeutics, Inc.	626,439	3,415,835
	KP Tissue, Inc.	39,140	279,501
	Labrador Iron Ore Royalty Corp.	230,597	3,270,221
*	Largo Resources, Ltd.	590,400	462,327
	Lassonde Industries, Inc., Class A	1,900	192,150
#	Laurentian Bank of Canada	328,996	7,348,314
	Leon’s Furniture, Ltd.	77,394	736,715
*	Lightstream Resources, Ltd.	696,278	0
#	Linamar Corp.	319,294	7,670,672
	Loblaw Cos., Ltd.	318,360	15,666,967
#	Lucara Diamond Corp.	2,135,513	797,778
*	Lundin Gold, Inc.	42,351	315,514
	Lundin Mining Corp.	4,737,103	23,209,916
	Magellan Aerospace Corp.	94,088	433,280
	Magna International, Inc.	679,722	26,486,671
	Magna International, Inc.	611,939	23,883,979
*	Mainstreet Equity Corp.	18,782	782,477
*	Major Drilling Group International, Inc.	541,926	1,382,117
#*	Mandalay Resources Corp.	42,348	44,114
*	Manitok Energy, Inc.	450	0
	Manulife Financial Corp.	130,965	1,649,353
#	Manulife Financial Corp.	1,467,342	18,488,509
	Maple Leaf Foods, Inc.	308,243	5,697,829
#*	Marathon Gold Corp.	309,500	369,101
	Martinrea International, Inc.	654,254	3,952,927
*	Maxim Power Corp.	24,537	37,018
	Mediagrif Interactive Technologies, Inc.	10,600	48,280
#	Medical Facilities Corp.	283,672	898,735
#*	MEG Energy Corp.	1,490,426	3,330,023
	Melcor Developments, Ltd.	4,424	22,216
*	Mercator Minerals, Ltd.	131,933	0
	Methanex Corp.	123,400	1,961,882
#	Methanex Corp.	176,329	2,800,105
#	Metro, Inc.	293,894	12,091,894
	Morguard Corp.	2,645	279,331
	Morneau Shepell, Inc.	217,422	5,256,116
#*	Mountain Province Diamonds, Inc.	32,000	10,115

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	MTY Food Group, Inc.	52,503	$907,142
#	Mullen Group, Ltd.	513,059	2,130,451
#	National Bank of Canada	1,008,670	40,681,586
#*	New Gold, Inc.	6,105,547	5,000,412
#	NFI Group, Inc.	273,935	3,133,047
	Norbord, Inc.	53,040	860,405
#	Norbord, Inc.	55,130	892,555
	North American Construction Group, Ltd.	95,400	483,871
#	North American Construction Group, Ltd.	9,700	48,888
#	North West Co., Inc. (The)	216,659	4,093,632
	Northland Power, Inc.	440,880	9,460,890
	Nutrien, Ltd.	118,522	4,232,721
	Nutrien, Ltd.	442,850	15,814,188
#*	NuVista Energy, Ltd.	1,187,779	699,723
#*	Obsidian Energy, Ltd.	346,078	72,102
	OceanaGold Corp.	4,099,105	6,243,114
	Onex Corp.	65,308	3,010,281
	Open Text Corp.	222,200	8,396,652
	Open Text Corp.	122,705	4,656,655
*	Orbite Technologies, Inc.	174,500	17
	Osisko Gold Royalties, Ltd.	548,695	5,010,174
#*	Painted Pony Energy, Ltd.	2,402,228	1,087,254
#	Pan American Silver Corp.	514,329	10,937,276
	Pan American Silver Corp.	805,825	17,115,721
#*	Paramount Resources, Ltd., Class A	542,091	739,949
*	Parex Resources, Inc.	902,677	9,896,082
	Park Lawn Corp.	7,295	114,355
#	Parkland Fuel Corp.	410,937	9,721,725
#	Pason Systems, Inc.	326,375	1,774,962
	Pembina Pipeline Corp.	57,434	1,317,073
	Pembina Pipeline Corp.	115,408	2,647,460
#	Peyto Exploration & Development Corp.	1,013,161	2,045,319
*	PHX Energy Services Corp.	194,326	94,933
	Pizza Pizza Royalty Corp.	123,691	774,874
*	Points International, Ltd.	6,420	63,234
	Polaris Infrastructure, Inc.	68,704	614,508
	Pollard Banknote, Ltd.	24,687	267,807
#	PrairieSky Royalty, Ltd.	299,874	2,193,123
#*	Precision Drilling Corp.	1,455,985	784,503
*	Precision Drilling Corp.	455,094	250,302
#*	Premier Gold Mines, Ltd.	1,056,134	1,312,627
#	Premium Brands Holdings Corp.	117,854	7,107,055
*	Pretium Resources, Inc.	356,835	2,725,066
*	Pulse Seismic, Inc.	187,026	110,177
	Quarterhill, Inc.	844,064	1,061,182
	Quebecor, Inc., Class B	464,603	10,116,827
#*	Questerre Energy Corp., Class A	145,025	14,586
*	Real Matters, Inc.	3,500	40,131
	Recipe Unlimited Corp.	87,267	830,696
	Reitmans Canada, Ltd., Class A	6,835	1,596
	Restaurant Brands International, Inc.	193,173	9,423,073
#	Richelieu Hardware, Ltd.	177,191	3,365,732
	Ritchie Bros Auctioneers, Inc.	129,128	5,557,713
	Ritchie Bros Auctioneers, Inc.	37,693	1,624,191
	Rocky Mountain Dealerships, Inc.	111,070	351,096
	Rogers Communications, Inc., Class B	164,340	6,883,165
	Rogers Communications, Inc., Class B	123,672	5,171,963
#	Rogers Sugar, Inc.	567,347	1,907,528
*	Roxgold, Inc.	1,188,400	1,067,208

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Royal Bank of Canada 2754383	782,481	$48,136,677
	Royal Bank of Canada 780087102	1,049,719	64,652,193
#	Russel Metals, Inc.	449,204	4,866,551
*	Sabina Gold & Silver Corp.	1,097,598	1,545,524
#*	Sandstorm Gold, Ltd.	851,902	6,615,942
	Saputo, Inc.	215,184	5,410,712
#	Savaria Corp.	36,700	301,889
*	Seabridge Gold, Inc.	13,432	187,779
#	Secure Energy Services, Inc.	904,891	812,611
#*	SEMAFO, Inc.	1,647,390	4,142,293
#*	Seven Generations Energy, Ltd., Class A	2,060,593	4,263,449
	Shaw Communications, Inc., Class B	241,720	3,943,720
#	Shaw Communications, Inc., Class B	361,818	5,908,488
#	ShawCor, Ltd.	280,351	410,874
*	Shopify, Inc., Class A	2,994	1,893,076
#	Sienna Senior Living, Inc.	183,305	1,744,884
#*	Sierra Wireless, Inc.	55,726	522,850
#*	Sierra Wireless, Inc.	88,509	830,214
	Sleep Country Canada Holdings, Inc.	142,863	1,351,705
#	SNC-Lavalin Group, Inc.	218,805	4,035,148
*	Southern Pacific Resource Corp.	665,787	0
#*	Spin Master Corp.	81,565	1,180,157
#	Sprott, Inc.	527,684	1,292,721
*	SSR Mining, Inc.	344,233	6,031,718
#*	SSR Mining, Inc.	271,594	4,750,179
	Stantec, Inc.	290,863	8,573,662
#	Stantec, Inc.	70,845	2,092,053
#*	Stars Group, Inc. (The)	353,663	9,865,824
#*	Stars Group, Inc. (The)	330,932	9,252,859
#	Stella-Jones, Inc.	159,505	3,976,309
*	Stornoway Diamond Corp.	173,571	295
#	Stuart Olson, Inc.	189,701	117,205
	Sun Life Financial, Inc.	32,169	1,102,614
	Sun Life Financial, Inc.	362,444	12,449,951
	Suncor Energy, Inc.	804,361	14,342,650
	Suncor Energy, Inc.	2,403,185	42,896,852
#*	SunOpta, Inc.	98,969	278,103
#*	SunOpta, Inc.	115,193	324,406
#	Superior Plus Corp.	999,775	7,096,359
	Supremex, Inc.	91,498	120,293
#	Surge Energy, Inc.	2,293,431	461,339
*	Tamarack Valley Energy, Ltd.	1,523,445	875,575
#*	Taseko Mines, Ltd.	1,711,483	602,483
#	TC Energy Corp.	92,429	4,253,746
	TC Energy Corp.	156,295	7,245,836
	Teck Resources, Ltd., Class A	5,209	59,052
	Teck Resources, Ltd., Class B	56,081	494,352
#	Teck Resources, Ltd., Class B	1,581,592	13,933,826
	TELUS Corp.	174,880	2,858,235
*	Teranga Gold Corp.	459,577	3,182,817
#*	Tervita Corp.	69,862	160,105
	TFI International, Inc.	569,166	15,783,475
	Thomson Reuters Corp.	70,628	4,976,104
#	Tidewater Midstream and Infrastructure, Ltd.	180,100	73,750
	Timbercreek Financial Corp.	66,731	377,293
#*	TMAC Resources, Inc.	114,800	122,062
	TMX Group, Ltd.	57,460	4,977,982
#	TORC Oil & Gas, Ltd.	1,310,665	1,054,596
*	Torex Gold Resources, Inc.	426,256	6,066,404

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Toromont Industries, Ltd.	230,107	$10,811,450
	Toronto-Dominion Bank (The)	628,344	26,254,166
#	Toronto-Dominion Bank (The)	473,365	19,772,456
	Total Energy Services, Inc.	240,394	288,414
	Tourmaline Oil Corp.	1,069,979	10,607,931
	TransAlta Corp. 2901628	1,154,565	6,793,267
	TransAlta Corp. 89346D107	421,210	2,468,291
#	TransAlta Renewables, Inc.	352,606	3,809,903
#	Transcontinental, Inc., Class A	575,097	5,209,938
	TransGlobe Energy Corp.	382,883	228,308
	TransGlobe Energy Corp.	30,106	18,666
#*	Trevali Mining Corp.	3,522,038	265,681
#*	Trican Well Service, Ltd.	2,257,080	940,484
#	Tricon Capital Group, Inc.	535,275	3,111,013
*	Trisura Group, Ltd.	13,364	390,572
*	Trisura Group, Ltd.	58	1,691
#*	Turquoise Hill Resources, Ltd.	1,956,519	955,805
*	Turquoise Hill Resources, Ltd.	263,904	133,272
#	Uni-Select, Inc.	210,722	644,905
#	Vermilion Energy, Inc.	265,602	1,307,067
	Vermilion Energy, Inc.	372,614	1,840,713
	Wajax Corp.	146,858	916,840
	Waste Connections, Inc.	72,503	6,228,687
	Waste Connections, Inc.	40,111	3,451,056
*	Wesdome Gold Mines Ltd.	549,251	4,206,341
	West Fraser Timber Co., Ltd.	207,844	5,784,602
#	Western Forest Products, Inc.	2,575,573	1,720,811
#	Westshore Terminals Investment Corp.	262,341	2,811,974
	Wheaton Precious Metals Corp.	52	1,976
	Wheaton Precious Metals Corp.	93,572	3,533,279
#	Whitecap Resources, Inc.	2,464,586	3,240,197
#*	WildBrain, Ltd.	533,389	337,212
	Winpak, Ltd.	107,831	3,590,622
	WSP Global, Inc.	91,909	6,167,764
	Yamana Gold, Inc.	3,410,740	16,074,179
	Yamana Gold, Inc.	298,241	1,395,768
#*	Yangarra Resources, Ltd.	771,424	277,102
*	Yellow Pages, Ltd.	91,812	622,655

TOTAL CANADA			2,045,224,591

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	1,725,250	548,799
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	131,157
	China Flavors & Fragrances Co., Ltd.	1,091,350	189,587
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,966,409
*	Hanfeng Evergreen, Inc.	42,625	0
	K Wah International Holdings, Ltd.	50,000	22,911
*	Leyou Technologies Holdings, Ltd.	345,000	102,863
	SITC International Holdings Co., Ltd.	6,553,000	6,473,454
	TK Group Holdings, Ltd.	820,000	253,332

TOTAL CHINA			11,688,512

DENMARK — (1.9%)
*	Agat Ejendomme A.S.	571,463	165,257
*	ALK-Abello A.S.	23,620	6,008,446
	Alm Brand A.S.	453,545	3,554,139
	Ambu A.S., Class B	150,958	4,728,346
	AP Moller - Maersk A.S., Class A	3,243	3,004,951

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#	AP Moller - Maersk A.S., Class B	4,280	$4,259,682
#*	Bang & Olufsen A.S.	172,585	537,434
*	BankNordik P/F	1,342	19,861
#*	Bavarian Nordic A.S.	261,025	6,150,247
*	Brodrene Hartmann A.S.	10,479	460,372
	Carlsberg A.S., Class B	134,747	16,998,732
#	Chr Hansen Holding A.S.	186,097	16,045,969
	Coloplast A.S., Class B	96,551	15,228,396
#*	Columbus A.S.	310,362	342,660
*	D/S Norden A.S.	179,529	2,523,279
*	Danske Bank A.S.	835,627	9,921,458
#*	Demant A.S.	324,510	7,758,324
*	DFDS A.S.	174,840	4,438,404
#	Djurslands Bank A.S.	1,040	35,715
*	Drilling Co. of 1972 A.S. (The)	19,349	455,240
	DSV Panalpina A.S.	255,571	26,553,901
*	FLSmidth & Co. A.S.	241,169	6,347,345
	Fluegger Group A.S.	350	14,801
*	Genmab A.S.	46,427	11,160,333
	GN Store Nord A.S.	639,575	29,187,868
*	GronlandsBANKEN A.S.	33	2,355
	H Lundbeck A.S.	300,375	10,959,398
#*	H+H International A.S., Class B	128,859	1,693,128
*	Harboes Bryggeri A.S., Class B	2,462	18,415
#*	ISS A.S.	546,786	8,129,239
*	Jeudan A.S.	12,935	439,663
*	Jyske Bank A.S.	435,468	11,754,548
	Matas A.S.	122,433	830,328
*	Nilfisk Holding A.S.	192,355	2,724,549
#*	NKT A.S.	159,663	3,589,663
#	NNIT A.S.	61,531	1,053,382
	Novo Nordisk A.S., Sponsored ADR	595,283	37,699,272
	Novo Nordisk A.S., Class B	891,477	56,867,324
#	Novozymes A.S., Class B	343,045	16,828,623
	Orsted A.S.	38,116	3,850,113
	Pandora A.S.	449,416	15,980,571
*	Parken Sport & Entertainment A.S.	10,398	110,003
	Per Aarsleff Holding A.S.	97,171	2,853,043
	Ringkjoebing Landbobank A.S.	140,157	8,798,134
	Rockwool International A.S., Class A	976	189,602
	Rockwool International A.S., Class B	34,285	7,205,309
*	Royal Unibrew A.S.	262,275	20,291,230
	RTX A.S.	28,702	772,967
	Scandinavian Tobacco Group A.S., Class A	140,950	1,619,779
	Schouw & Co., A.S.	76,526	5,488,691
	SimCorp A.S.	150,405	13,892,732
#	Solar A.S., Class B	25,273	879,941
*	Spar Nord Bank A.S.	369,545	2,575,607
	Sydbank A.S.	383,060	6,329,424
*	Tivoli A.S.	1,281	123,317
#	Topdanmark A.S.	290,144	11,712,329
	TORM P.L.C.	55,025	468,579
	Tryg A.S.	338,768	9,034,878
	United International Enterprises, Ltd.	3,761	694,435
	Vestas Wind Systems A.S.	217,417	18,670,277
*	Vestjysk Bank A.S.	501,957	214,635
*	Zealand Pharma A.S.	27,073	941,163

TOTAL DENMARK			461,187,806

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.6%)
*	Afarak Group Oyj	9,902	$4,088
	Ahlstrom-Munksjo Oyj	58,584	814,328
	Aktia Bank Oyj	161,927	1,365,721
	Alandsbanken Abp, Class B	1,250	21,760
	Alma Media Oyj	59,478	526,937
	Apetit Oyj	3,389	32,391
	Asiakastieto Group Oyj	9,514	334,060
	Aspo Oyj	25,687	181,244
	Atria Oyj	54,112	558,009
#*	BasWare Oyj	7,918	211,695
#	Bittium Oyj	94,787	580,074
#	Cargotec Oyj, Class B	203,864	4,448,053
	Caverion Oyj	136,508	777,952
#	Citycon Oyj	267,824	1,769,029
	Digia Oyj	14,070	71,539
	Elisa Oyj	379,350	23,052,431
#*	Finnair Oyj	421,333	1,678,658
	Fiskars Oyj Abp	98,646	1,135,999
#	Fortum Oyj	1,001,093	16,588,256
#*	F-Secure Oyj	255,088	768,018
	Glaston Oyj ABP	11,415	8,168
*	HKScan Oyj, Class A	165,652	389,993
	Huhtamaki Oyj	584,496	21,815,762
	Ilkka-Yhtyma Oyj	29,672	105,968
	Kemira Oyj	711,617	8,560,774
	Kesko Oyj, Class A	24,184	393,696
	Kesko Oyj, Class B	1,370,460	22,330,409
	Kone Oyj, Class B	247,622	14,994,522
	Konecranes Oyj	300,069	6,512,756
	Lassila & Tikanoja Oyj	169,797	2,376,642
#*	Lehto Group Oyj	143,598	224,814
#	Metsa Board Oyj	746,445	5,199,262
	Metso Oyj	317,771	8,816,271
#	Neste Oyj	686,061	24,228,597
#	Nokia Oyj	3,176,929	11,452,623
	Nokia Oyj	1,186,596	4,328,684
#	Nokian Renkaat Oyj	695,310	14,772,086
	Nordea Bank Abp	2,810,122	18,023,943
	Nordea Bank Abp	17,901	114,533
	Olvi Oyj, Class A	38,501	1,625,827
	Oriola Oyj, Class A	1,000	2,334
	Oriola Oyj, Class B	719,046	1,652,697
	Orion Oyj, Class A	46,983	2,321,661
	Orion Oyj, Class B	436,906	22,202,836
#	Outokumpu Oyj	1,703,790	4,531,868
#	Outotec Oyj	677,157	2,822,382
*	Pihlajalinna Oyj	29,717	484,939
#	Ponsse Oyj	52,110	1,347,025
#*	QT Group Oyj	12,507	312,254
#	Raisio Oyj, Class V	413,349	1,534,116
	Rapala VMC Oyj	15,713	42,218
#	Raute Oyj, Class A	1,914	41,400
#	Revenio Group Oyj	53,324	1,444,744
#	Sampo Oyj, Class A	393,092	13,029,993
	Sanoma Oyj	504,321	4,553,504
*	Stockmann Oyj Abp, Class A	8,998	15,683
#*	Stockmann Oyj Abp, Class B	152,672	116,812
#	Stora Enso Oyj, Class R	1,475,622	17,360,035
	Teleste Oyj	20,343	86,711

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	TietoEVRY Oyj	254,255	$6,195,324
	Tikkurila Oyj	157,150	2,055,472
	Tokmanni Group Corp.	91,944	1,118,475
#	UPM-Kymmene Oyj	1,984,919	54,436,730
	Uponor Oyj	284,514	3,190,237
#	Vaisala Oyj, Class A	45,516	1,441,529
#	Valmet Oyj	657,788	15,042,994
#	Wartsila Oyj Abp	969,896	7,119,254
	YIT Oyj	757,813	4,153,995

TOTAL FINLAND			389,852,794

FRANCE — (7.3%)
	ABC arbitrage	87,294	596,771
#	Accor SA	227,807	6,337,223
	Actia Group	56,471	141,333
	Aeroports de Paris	35,224	3,438,446
#*	Air France-KLM	1,333,482	6,799,020
	Air Liquide SA	365,702	46,463,981
*	Airbus SE	402,580	25,490,756
	Akka Technologies	37,306	1,187,467
	AKWEL	65,764	822,538
	Albioma SA	151,545	5,019,151
	Alstom SA	214,154	8,784,377
	Altamir	42,488	708,910
	Alten SA	145,763	10,494,618
	Amundi SA	78,296	5,196,825
	Arkema SA	413,435	34,411,422
	Assystem SA	45,623	1,023,892
	Atos SE	259,113	18,530,243
	Aubay	34,679	903,992
	AXA SA	1,415,353	25,160,012
	Axway Software SA	24,704	404,832
#*	Bastide le Confort Medical	13,234	468,710
#	Beneteau SA	155,915	987,248
	Bigben Interactive	56,333	730,016
#	BioMerieux	66,235	8,183,590
	BNP Paribas SA	905,262	28,440,001
	Boiron SA	30,194	1,111,766
	Bollore SA	1,404,415	3,722,009
*	Bollore SA	9,070	24,196
	Bonduelle SCA	94,636	2,070,245
#*	Bourbon Corp.	56,660	0
	Bouygues SA	832,464	25,613,391
	Bureau Veritas SA	556,677	11,556,579
	Burelle SA	94	58,250
	Capgemini SE	177,008	16,640,656
	Carrefour SA	1,325,802	19,689,780
#	Casino Guichard Perrachon SA	261,016	9,797,728
	Catering International Services	6,197	57,031
*	Cegedim SA	9,722	292,231
*	CGG SA	2,767,422	3,498,009
#	Chargeurs SA	98,430	1,867,678
	Cie de Saint-Gobain	974,295	25,923,951
	Cie des Alpes	48,216	902,883
	Cie Generale des Etablissements Michelin SCA	610,972	59,032,743
#	Cie Plastic Omnium SA	385,266	7,295,302
*	CNP Assurances	386,130	3,983,591
*	Coface SA	460,854	2,710,592
	Credit Agricole SA	1,071,537	8,618,862

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Danone SA, Sponsored ADR	37,413	$515,925
	Danone SA	622,094	43,358,103
	Dassault Aviation SA	959	781,016
	Dassault Systemes SE	43,687	6,398,847
	Dassault Systemes SE, Sponsored ADR	2,055	301,058
	Derichebourg SA	797,706	2,238,365
	Devoteam SA	22,497	1,712,424
	Edenred	495,821	19,973,210
	Eiffage SA	481,145	39,320,028
	Electricite de France SA	1,802,165	14,346,903
	Electricite de Strasbourg SA	1,139	131,352
	Elior Group SA	592,408	3,912,718
	Elis SA	592,721	7,305,931
	Engie SA	2,260,043	24,520,473
#	Eramet	60,586	1,907,907
#*	Erytech Pharma SA	2,820	30,392
	EssilorLuxottica SA	114,055	14,168,418
*	Esso SA Francaise	14,121	263,761
	Etablissements Maurel et Prom SA	118,867	221,624
#	Eurofins Scientific SE	33,738	18,662,866
#	Europcar Mobility Group	750,842	1,399,604
	Eutelsat Communications SA	1,300,851	14,564,698
*	Exel Industries, Class A	6,717	306,680
	Faurecia SE	355,628	12,742,659
	Fleury Michon SA	4,252	101,574
*	Fnac Darty S.A.	89,810	2,902,504
*	Fnac Darty SA	12,150	391,995
	Gaumont SA	768	85,165
	Gaztransport Et Technigaz SA	85,230	6,178,919
	GEA	181	18,739
#	Getlink SE	685,812	8,747,551
	GL Events	62,152	744,462
	Groupe Crit	22,610	1,254,079
	Groupe Gorge	11,765	168,777
	Groupe Open	22,877	191,352
	Guerbet	39,732	1,253,226
	Haulotte Group SA	46,203	201,971
#	HERIGE SADCS	1,725	43,406
	Hermes International	23,514	17,190,379
	HEXAOM	15,998	447,511
*	ID Logistics Group	7,495	1,395,179
	Iliad SA	197,990	29,484,826
	Imerys SA	215,346	6,755,955
	Ingenico Group SA	328,481	41,328,742
	Ipsen SA	69,386	5,166,678
	IPSOS	185,598	3,573,760
	Jacquet Metal Service SA	84,946	865,698
#	JCDecaux SA	137,727	2,850,890
	Kaufman & Broad SA	120,359	4,349,711
	Kering SA	52,768	26,843,321
	Korian SA	291,852	9,802,551
#	Lagardere SCA	673,035	10,930,764
	Laurent-Perrier	3,871	326,424
#	Le Belier	11,601	408,846
	Lectra	104,988	1,652,795
	Legrand SA	317,355	21,276,295
	Linedata Services	18,028	454,013
	LISI	120,398	1,947,332
	LNA Sante SA	27,832	1,234,515

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	L’Oreal SA	82,717	$24,049,232
	LVMH Moet Hennessy Louis Vuitton SE	248,440	96,045,050
	Maisons du Monde SA	85,558	769,706
	Manitou BF SA	37,488	574,375
	Manutan International	2,849	149,614
	Mersen SA	81,201	1,791,774
#*	METabolic EXplorer SA	130,246	209,230
	Metropole Television SA	200,359	2,230,163
	Natixis SA	1,729,777	4,083,610
	Nexans SA	313,937	11,181,874
	Nexity SA	245,232	7,522,186
#*	Nicox	71,997	317,167
	NRJ Group	74,893	416,114
	Oeneo SA	144,175	1,707,294
*	Onxeo SA	191,619	102,035
#*	Onxeo SA	12,362	6,805
	Orange SA, Sponsored ADR	206,198	2,480,562
	Orange SA	4,330,858	52,615,738
#	Orpea	120,712	13,427,126
	Peugeot SA	3,367,636	47,738,386
*	Pierre & Vacances SA	22,303	340,431
#	Plastivaloire	72,908	313,759
#	Publicis Groupe SA, ADR	97,524	717,777
	Publicis Groupe SA	718,884	21,220,705
	Quadient	176,973	2,443,960
#	Rallye SA	592,934	5,065,923
#*	Recylex SA	65,252	143,325
	Renault SA	473,234	9,324,918
	Rexel SA	1,575,926	14,718,794
	Robertet SA	1,600	1,395,454
	Rothschild & Co.	19,018	376,093
	Rubis SCA	237,855	10,656,501
	Safran SA	159,972	14,872,769
	Samse SA	943	117,746
	Sanofi, ADR	430,089	20,141,068
#	Sanofi	432,160	42,210,679
	Sartorius Stedim Biotech	44,668	10,710,187
	Savencia SA	16,829	995,959
#	Schneider Electric SE	329,702	30,468,533
	Schneider Electric SE	19,869	1,805,287
	SCOR SE	605,722	17,066,026
#	SEB SA	108,639	13,028,812
	Seche Environnement SA	11,009	425,483
	SES SA	1,913,533	12,747,933
	Societe BIC SA	133,075	6,656,800
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	118,439
	Societe Generale SA	958,542	15,038,590
	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	161,787
#	Sodexo SA	174,906	13,982,946
	Sodexo SA, Sponsored ADR	19,000	308,560
	Sodexo SA	8,908	707,733
*	SOITEC	86,494	7,953,227
#*	Solocal Group	2,109,096	358,695
	Somfy SA	21,510	1,800,449
	Sopra Steria Group	84,150	9,963,349
	SPIE SA	433,852	6,540,142
	Stef SA	22,404	1,686,105
	STMicroelectronics NV	1,333,520	34,340,076
	STMicroelectronics NV	416,949	10,661,386

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Suez	786,262	$8,893,597
	Sword Group	17,868	508,690
	Synergie SA	46,120	1,009,185
#	Tarkett SA	176,377	1,744,282
#*	Technicolor SA	654,977	151,290
*	Technicolor SA, Sponsored ADR	4,360	1,029
	Teleperformance	180,912	40,525,900
	Television Francaise 1	367,879	1,801,140
	Thales SA	199,097	15,077,840
	Thermador Groupe	10,096	488,129
	Total Gabon	985	112,050
	Total SA	2,613,611	92,763,256
#	TOTAL SA, Sponsored ADR	498,910	17,536,687
	Trigano SA	46,079	3,390,958
*	Ubisoft Entertainment SA	310,134	23,068,324
	Union Financiere de France BQE SA	5,747	97,396
	Valeo SA	871,389	19,974,745
#*	Vallourec SA	1,986,844	2,367,905
*	Valneva SE	80,471	369,082
#	Veolia Environnement SA	494,659	10,545,360
	Vetoquinol SA	937	58,877
	Vicat SA	84,188	2,362,661
	VIEL & Cie SA	61,789	332,038
	Vilmorin & Cie SA	31,017	1,240,261
	Vinci SA	522,320	42,789,463
*	Virbac SA	13,659	2,693,480
#	Vivendi SA	300,594	6,496,787
	Vranken-Pommery Monopole SA	8,008	126,811
*	Worldline SA	26,762	1,812,571
	XPO Logistics Europe SADIR	23	6,145

TOTAL FRANCE			1,792,198,100

GERMANY — (6.3%)
	1&1 Drillisch AG	63,723	1,482,719
	Aareal Bank AG	305,779	4,980,822
	Adidas AG	133,607	30,586,969
*	Adler Modemaerkte AG	44,428	151,632
#	ADO Properties SA	89,956	2,520,160
#*	ADVA Optical Networking SE	210,006	1,373,752
#	All for One Group AG	3,921	160,056
#	Allgeier SE	18,167	591,142
	Allianz SE	283,403	52,155,010
*	Allianz SE, Sponsored ADR	212,040	3,954,546
	Amadeus Fire AG	22,694	2,336,997
	Aroundtown SA	1,580,544	8,501,546
	Atoss Software AG	1,547	310,968
	Aurubis AG	197,548	10,240,990
	BASF SE	390,630	19,991,063
	Basler AG	17,007	870,177
#	Bauer AG	71,372	814,685
	Bayer AG, Sponsored ADR	41,308	679,517
	Bayer AG	1,506,185	99,060,817
	Bayerische Motoren Werke AG	951,135	55,950,684
	BayWa AG	60,329	1,769,935
	Bechtle AG	87,173	12,606,741
	Beiersdorf AG	36,713	3,841,222
#	Bertrandt AG	25,455	979,831
	bet-at-home.com AG	11,955	518,004
	Bijou Brigitte AG	12,164	396,706

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bilfinger SE	174,686	$3,285,022
	Borussia Dortmund GmbH & Co. KGaA	468,463	3,302,447
	Brenntag AG	415,503	18,813,114
	CANCOM SE	101,804	5,182,930
	Carl Zeiss Meditec AG	53,372	5,262,893
*	CECONOMY AG	768,684	1,967,692
	CENIT AG	40,171	430,758
	Centrotec SE	17,233	241,627
	Cewe Stiftung & Co. KGAA	48,896	5,088,998
	comdirect bank AG	80,197	1,150,919
	Commerzbank AG	3,399,258	12,532,833
	CompuGroup Medical SE	105,941	8,051,336
	Continental AG	256,337	21,419,895
#	Corestate Capital Holding SA	15,120	311,325
	Covestro AG	658,500	22,119,747
	CropEnergies AG	128,768	1,016,485
	CTS Eventim AG & Co. KGaA	238,826	9,928,425
	Daimler AG	2,506,751	85,738,368
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	111,491
#*	Delivery Hero SE	10,078	854,767
#	Deutsche Bank AG	1,939,299	14,362,882
	Deutsche Bank AG	1,752,089	12,982,979
	Deutsche Beteiligungs AG	68,459	2,318,770
	Deutsche Boerse AG	140,257	21,745,225
#	Deutsche EuroShop AG	159,055	2,290,678
#*	Deutsche Lufthansa AG	1,588,786	14,223,893
	Deutsche Pfandbriefbank AG	768,867	5,651,261
	Deutsche Post AG	955,495	28,385,063
*	Deutsche Telekom AG, Sponsored ADR	114,746	1,666,123
	Deutsche Telekom AG	5,414,362	79,155,889
	Deutsche Wohnen SE	365,284	14,804,262
	Deutz AG	980,460	3,768,619
	DIC Asset AG	205,651	2,725,529
	DMG Mori AG	23,446	1,053,372
#	Dr Hoenle AG	15,598	624,100
	Draegerwerk AG & Co. KGaA	12,466	871,495
	Duerr AG	269,303	6,284,100
	E.ON SE	4,194,514	42,017,568
	Eckert & Ziegler Strahlen- und Medizintechnik AG	13,460	1,937,064
#	EDAG Engineering Group AG	14,603	109,834
	Elmos Semiconductor AG	23,311	464,317
#*	ElringKlinger AG	161,679	878,016
	Evonik Industries AG	329,910	8,115,926
	Fielmann AG	89,433	5,880,675
	First Sensor AG	21,691	904,137
	Francotyp-Postalia Holding AG, Class A	22,684	72,839
#	Fraport AG Frankfurt Airport Services Worldwide	134,873	5,907,902
	Freenet AG	884,555	16,780,605
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,206,485
	Fresenius Medical Care AG & Co. KGaA	529,867	41,525,943
	Fresenius SE & Co. KGaA	693,796	30,050,324
	Fuchs Petrolub SE	65,658	2,195,050
	GEA Group AG	281,672	6,463,777
	Gerresheimer AG	196,104	15,596,010
	Gesco AG	29,514	502,696
	GFT Technologies SE	129,427	1,183,417
	Grand City Properties SA	215,793	4,512,644
*	H&R GmbH & Co. KGaA	73,382	332,170
	Hamburger Hafen und Logistik AG	187,168	3,045,332

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	32,193	$5,129,456
	Hapag-Lloyd AG	59,181	8,478,178
	Hawesko Holding AG	190	6,684
	HeidelbergCement AG	274,943	13,035,356
#*	Heidelberger Druckmaschinen AG	2,111,406	1,500,410
	Hella GmbH & Co KGaA	185,430	6,821,783
	Henkel AG & Co. KGaA	24,225	1,888,419
	Highlight Communications AG	42,880	159,890
	Hochtief AG	70,173	5,491,122
#	HolidayCheck Group AG	126,164	174,248
	Hornbach Baumarkt AG	31,507	680,620
	Hornbach Holding AG & Co. KGaA	1,206	68,848
	Hugo Boss AG	281,634	7,819,385
*	Hypoport SE	2,726	961,026
	Indus Holding AG	85,358	2,627,260
	Infineon Technologies AG	1,268,255	23,578,029
	Infineon Technologies AG, ADR	340,602	6,251,750
*	Instone Real Estate Group AG	712	14,419
	Isra Vision AG	49,830	2,730,309
	IVU Traffic Technologies AG	21,614	307,338
	Jenoptik AG	92,206	1,898,969
#	K+S AG	1,125,491	7,570,412
	KION Group AG	355,757	17,646,329
#	Kloeckner & Co. SE	363,508	1,489,804
	Knorr-Bremse AG	2,002	186,193
#	Koenig & Bauer AG	87,648	1,802,177
	Krones AG	42,754	2,576,105
	KSB SE & Co. KGaA	267	65,402
	KWS Saat SE & Co., KGaA	21,275	1,223,144
	Lanxess AG	520,136	25,593,497
	LEG Immobilien AG	188,841	21,679,869
#	Leifheit AG	29,884	637,079
#*	Leoni AG	214,108	1,469,727
*	LPKF Laser & Electronics AG	27,049	584,286
#*	Manz AG	14,371	223,668
	MasterFlex SE	1,291	6,003
	Mediclin AG	12,692	59,732
#*	Medigene AG	16,352	77,377
	Merck KGaA	55,672	6,461,202
	METRO AG	1,278,547	11,171,030
	MLP SE	212,467	1,094,741
	MTU Aero Engines AG	202,236	27,539,572
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102,771	22,509,342
	Nemetschek SE	229,249	14,423,173
	New Work SE	11,809	2,806,655
	Nexus AG	9,894	379,575
*	Nordex SE	324,061	2,605,665
	Norma Group SE	253,294	6,343,747
	OHB SE	34,731	1,305,817
#*	OSRAM Licht AG	246,478	10,846,128
#	Paragon GmbH & Co. KGaA	9,291	125,888
	Patrizia AG	192,890	4,307,104
	Pfeiffer Vacuum Technology AG	44,383	7,313,188
	PNE AG	376,663	1,789,801
	Progress-Werk Oberkirch AG	4,789	95,397
#	ProSiebenSat.1 Media SE	465,417	4,651,207
	PSI Software AG	11,158	237,744
	Puma SE	139,694	8,774,943
	Puma SE	28,540	1,794,591

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	QIAGEN NV	147,931	$6,154,664
	QSC AG	689,741	889,182
#*	R Stahl AG	4,599	114,521
	Rational AG	7,651	3,692,183
	Rheinmetall AG	274,085	18,549,844
	RHOEN-KLINIKUM AG	98,099	1,952,758
#*	RIB Software SE	121,528	3,854,125
*	Rocket Internet SE	184,542	3,881,946
#	RTL Group SA	132,022	4,396,472
	RWE AG	708,389	20,378,713
	SAF-Holland SE	291,137	1,498,122
	Salzgitter AG	209,050	2,792,959
	SAP SE, Sponsored ADR	52,887	6,269,225
	SAP SE	109,015	12,984,467
#*	Schaltbau Holding AG	19,850	567,898
#	Secunet Security Networks AG	4,287	704,013
#*	SGL Carbon SE	77,815	240,989
	Siemens AG, Sponsored ADR	209,586	9,675,433
	Siemens AG	239,359	22,088,790
#	Siltronic AG	92,377	7,908,389
*	Sixt Leasing SE	48,889	964,350
	Sixt SE	89,285	6,077,757
*	SMA Solar Technology AG	33,254	1,058,358
#*	SMT Scharf AG	6,081	60,664
	Softing AG	10,451	72,009
	Software AG	124,078	4,405,869
	Stabilus SA	53,047	2,265,881
	STRATEC SE	2,942	278,623
#	Stroeer SE & Co. KGaA	135,812	8,595,642
	Suedzucker AG	423,340	5,601,073
#*	SUESS MicroTec SE	71,689	670,485
	Surteco Group SE	34,391	742,563
	Symrise AG	185,942	18,837,702
	Syzygy AG	4,986	31,917
	TAG Immobilien AG	502,638	11,009,618
	Takkt AG	163,499	1,328,481
*	Talanx AG	151,722	5,388,079
	Technotrans SE	45,579	646,867
#*	Tele Columbus AG	46,681	120,304
	Telefonica Deutschland Holding AG	3,692,771	10,505,050
#*	Thyssenkrupp AG	675,653	4,494,582
	Traffic Systems SE	9,711	257,367
	Uniper SE	433,825	11,670,940
	United Internet AG	458,612	15,780,166
#	VERBIO Vereinigte BioEnergie AG	105,064	953,965
	Volkswagen AG	104,003	15,376,196
	Vonovia SE	385,548	19,064,911
	Vossloh AG	35,144	1,327,202
	Wacker Chemie AG	105,551	6,154,448
#	Wacker Neuson SE	170,725	2,119,670
	Washtec AG	51,332	2,025,335
#	Wirecard AG	142,891	14,140,138
	Wuestenrot & Wuerttembergische AG	82,556	1,455,010
#*	Zalando SE	44,966	2,203,949
	Zeal Network SE	43,444	1,357,826

TOTAL GERMANY			1,540,963,237

HONG KONG — (2.7%)
	Aeon Credit Service Asia Co., Ltd.	28,000	20,840

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Aeon Stores Hong Kong Co., Ltd.	32,000	$9,007
#	Agritrade Resources, Ltd.	19,430,000	417,061
	AIA Group, Ltd.	5,388,600	49,455,313
#	Allied Group, Ltd.	76,000	402,709
	Allied Properties HK, Ltd.	4,698,393	1,170,217
	APAC Resources, Ltd.	191,695	21,767
*	Applied Development Holdings, Ltd.	9,075,000	222,213
*	Arts Optical International Hldgs, Ltd.	70,000	8,997
	Asia Financial Holdings, Ltd.	400,000	189,669
	Asia Standard International Group, Ltd.	2,109,561	256,460
#	Asiasec Properties, Ltd.	299,000	49,354
	ASM Pacific Technology, Ltd.	1,337,000	13,509,992
	Associated International Hotels, Ltd.	79,000	164,863
	Bank of East Asia, Ltd. (The)	2,121,285	4,493,741
*	Best Food Holding Co., Ltd.	392,000	42,679
	BOC Aviation, Ltd.	1,064,200	7,276,861
	BOC Hong Kong Holdings, Ltd.	6,036,000	18,525,285
	BOE Varitronix, Ltd.	3,025,000	812,482
#	Bright Smart Securities & Commodities Group, Ltd.	4,552,000	589,099
*	Brightoil Petroleum Holdings, Ltd.	7,912,171	574,085
*	Brockman Mining, Ltd.	1,126,520	18,095
	Build King Holdings, Ltd.	860,000	91,669
*	Burwill Holdings, Ltd.	9,641,600	33,082
	Cafe de Coral Holdings, Ltd.	2,038,000	4,204,318
#*	Camsing International Holding, Ltd.	564,000	31,647
#	Cathay Pacific Airways, Ltd.	3,635,000	4,323,326
#*	Central Wealth Group Holdings, Ltd.	40,945,301	105,737
	Century City International Holdings, Ltd.	3,792,000	203,414
	CGN Mining Co., Ltd.	2,380,000	78,169
	Chen Hsong Holdings	360,000	89,099
	Cheuk Nang Holdings, Ltd.	117,401	36,516
	Chevalier International Holdings, Ltd.	130,276	165,245
#*	China Best Group Holding, Ltd.	3,490,000	75,557
#*	China Energy Development Holdings, Ltd.	32,934,000	792,680
*	China Healthwise Holdings, Ltd.	2,824,000	10,235
	China Motor Bus Co., Ltd.	6,800	88,395
#	China New Higher Education Group, Ltd.	1,289,000	676,688
#*	China Smarter Energy Group Holdings, Ltd.	1,462,000	22,569
*	China Solar Energy Holdings, Ltd.	1,033,500	4,499
	China Star Entertainment, Ltd.	8,376,000	1,919,130
#*	China Strategic Holdings, Ltd.	68,970,000	202,938
*	China Tonghai International Financial, Ltd.	210,000	9,859
	Chinese Estates Holdings, Ltd.	1,268,500	606,133
*	Chinlink International Holdings, Ltd.	634,800	58,695
	Chong Hing Bank, Ltd.	45,000	59,172
	Chow Sang Sang Holdings International, Ltd.	1,446,000	1,456,171
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	2,948,250
	Chuang’s China Investments, Ltd.	6,774,219	346,014
#	Chuang’s Consortium International, Ltd.	4,463,553	659,255
	CK Asset Holdings, Ltd.	2,338,908	14,778,952
	CK Hutchison Holdings, Ltd.	4,181,908	30,997,016
	CK Infrastructure Holdings, Ltd.	639,545	3,798,905
#	CK Life Sciences Intl Holdings, Inc.	11,806,000	1,515,674
	CLP Holdings, Ltd.	783,000	8,381,330
	CNQC International Holdings, Ltd.	3,205,000	342,472
	CNT Group, Ltd.	814,000	37,770
	Convenience Retail Asia, Ltd.	122,000	64,555
#*	Convoy Global Holdings, Ltd.	25,290,000	102,106
#*	Cosmopolitan International Holdings, Ltd.	1,190,000	153,513

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Cowell e Holdings, Inc.	7,566,000	$2,042,435
*	Crocodile Garments	2,682,000	132,979
#	Cross-Harbour Holdings, Ltd. (The)	314,964	460,911
	CSI Properties, Ltd.	25,994,200	904,890
*	CST Group, Ltd.	83,595,800	267,625
*	CW Group Holdings, Ltd.	1,730,500	9,665
	Dah Sing Banking Group, Ltd.	1,587,702	1,558,654
	Dah Sing Financial Holdings, Ltd.	868,444	2,864,781
	Dickson Concepts International, Ltd.	361,000	189,887
#	Dynamic Holdings, Ltd.	30,000	44,809
	Eagle Nice International Holdings, Ltd.	1,394,000	394,998
	EcoGreen International Group, Ltd.	386,240	59,105
*	eForce Holdings, Ltd.	4,144,000	68,002
*	Emperor Capital Group, Ltd.	17,808,000	357,704
	Emperor Entertainment Hotel, Ltd.	2,765,000	420,107
	Emperor International Holdings, Ltd.	6,568,416	1,213,501
	Emperor Watch & Jewellery, Ltd.	18,420,000	331,192
*	ENM Holdings, Ltd.	2,608,000	201,227
#*	Esprit Holdings, Ltd.	12,476,613	1,196,538
*	Eternity Investment, Ltd.	520,000	8,072
#	Fairwood Holdings, Ltd.	267,000	639,355
	Far East Consortium International, Ltd.	7,475,504	2,651,864
*	Far East Holdings International, Ltd.	1,383,000	25,557
#*	FIH Mobile, Ltd.	26,649,000	2,978,397
	First Pacific Co., Ltd.	9,973,756	2,060,936
*	First Shanghai Investments, Ltd.	11,856,000	502,763
	Fountain SET Holdings, Ltd.	8,828,000	1,317,188
	Four Seas Mercantile Holdings, Ltd.	36,000	13,427
*	Freeman Fintech Corp, Ltd.	6,722,000	78,037
#*	Future World Financial Holdings, Ltd.	187,783	444
	Galaxy Entertainment Group, Ltd.	2,851,000	18,336,219
#*	Genting Hong Kong, Ltd.	746,000	53,646
	Get Nice Financial Group, Ltd.	798,824	67,044
	Get Nice Holdings, Ltd.	85,991,000	1,356,933
	Giordano International, Ltd.	9,590,000	1,933,296
#*	Global Brands Group Holding, Ltd.	3,451,524	95,975
#	Glorious Sun Enterprises, Ltd.	1,763,000	202,810
*	Glory Sun Land Group, Ltd.	1,268,500	113,870
	Gold Peak Industries Holdings, Ltd.	605,000	53,272
	Golden Resources Development International, Ltd.	924,000	71,606
#*	Gold-Finance Holdings, Ltd.	2,104,000	3,664
*	Good Resources Holdings, Ltd.	5,300,000	58,830
*	Goodbaby International Holdings, Ltd.	2,999,000	306,992
*	GR Properties, Ltd.	914,000	190,459
	Great Eagle Holdings, Ltd.	479,213	1,429,520
#*	Great Harvest Maeta Group Holdings, Ltd.	1,017,500	136,729
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,226
*	Greentech Technology International, Ltd.	2,220,000	37,533
*	G-Resources Group, Ltd.	415,369,200	2,361,429
	Guangnan Holdings, Ltd.	1,986,000	184,531
	Guoco Group, Ltd.	26,000	366,770
#	Guotai Junan International Holdings, Ltd.	15,942,000	2,090,223
#	Haitong International Securities Group, Ltd.	15,588,139	3,649,718
	Hang Lung Group, Ltd.	2,681,000	6,123,580
	Hang Lung Properties, Ltd.	3,564,000	7,624,133
	Hang Seng Bank, Ltd.	1,107,700	19,373,725
	Hanison Construction Holdings, Ltd.	909,496	126,281
*	Hao Tian Development Group, Ltd.	11,814,900	298,266
	Harbour Centre Development, Ltd.	158,000	172,326

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Henderson Land Development Co., Ltd.	2,268,284	$9,244,636
	HK Electric Investments & HK Electric Investments, Ltd.	2,848,000	2,946,576
#	HKBN, Ltd.	2,799,500	4,821,057
*	HKBridge Financial Holdings, Ltd.	32,000	2,222
	HKR International, Ltd.	4,078,038	1,813,052
	HKT Trust & HKT, Ltd.	10,720,000	17,299,077
	Hon Kwok Land Investment Co., Ltd.	234,000	72,506
	Hong Kong & China Gas Co., Ltd.	4,824,793	8,646,991
	Hong Kong Exchanges & Clearing, Ltd.	814,018	26,099,156
#	Hong Kong Ferry Holdings Co., Ltd.	123,000	105,919
#*	Hong Kong Finance Investment Holding Group, Ltd.	2,960,000	285,781
	Hong Kong Shanghai Alliance Holdings, Ltd.	196,000	7,712
	Hongkong & Shanghai Hotels, Ltd. (The)	1,584,924	1,440,713
	Hongkong Chinese, Ltd.	3,741,143	369,201
	Hop Hing Group Holdings, Ltd.	4,256,000	37,414
	Hsin Chong Group Holdings, Ltd.	7,804,000	264,244
*	Huan Yue Interactive Holdings, Ltd.	279,000	34,298
*	Huarong Investment Stock Corp., Ltd.	185,000	6,831
	Hung Hing Printing Group, Ltd.	1,234,524	175,296
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,508,000	1,470,398
	Hysan Development Co., Ltd.	1,049,215	3,500,344
*	I-CABLE Communications, Ltd.	5,201,153	36,698
*	Imagi International Holdings, Ltd.	1,074,799	65,257
	International Housewares Retail Co., Ltd.	1,170,000	285,360
*	IPE Group, Ltd.	2,010,000	182,368
*	IRC, Ltd.	10,510,000	111,186
#	IT, Ltd.	3,289,087	561,893
#	ITC Properties Group, Ltd.	1,693,594	198,772
	Johnson Electric Holdings, Ltd.	2,327,127	3,907,490
	Kader Holdings Co., Ltd.	1,016,000	82,896
	Kam Hing International Holdings, Ltd.	74,000	4,277
	Karrie International Holdings, Ltd.	1,668,000	228,552
	Kerry Logistics Network, Ltd.	2,631,291	3,598,369
	Kerry Properties, Ltd.	2,315,583	6,395,575
	Kingmaker Footwear Holdings, Ltd.	1,350,000	137,985
#	Kingston Financial Group, Ltd.	8,261,000	697,726
	Kowloon Development Co., Ltd.	1,654,000	1,931,489
*	Kwan On Holdings, Ltd.	700,000	17,299
	Lai Sun Development Co., Ltd.	1,212,987	1,417,958
	Lam Soon Hong Kong, Ltd.	12,000	19,436
*	Landing International Development, Ltd.	4,962,000	194,875
	Landsea Green Group Co., Ltd.	584,000	59,396
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	118,500	20,478
*	Lerado Financial Group Co., Ltd.	740,000	2,272
#*	Lerthai Group, Ltd.	38,000	24,994
#	Li & Fung, Ltd.	35,009,250	5,256,310
	Lifestyle International Holdings, Ltd.	2,272,500	2,163,120
	Lippo China Resources, Ltd.	12,586,000	258,539
	Lippo, Ltd.	236,000	79,906
	Liu Chong Hing Investment, Ltd.	858,000	869,796
	L’Occitane International SA	2,236,500	3,445,000
	Luk Fook Holdings International, Ltd.	1,798,000	3,849,941
	Luks Group Vietnam Holdings Co., Ltd.	130,000	20,468
	Lung Kee Bermuda Holdings	432,000	124,237
*	Macau Legend Development, Ltd.	7,250,000	879,408
	Magnificent Hotel Investment, Ltd.	4,616,000	73,637
	Man Wah Holdings, Ltd.	10,302,400	5,916,463
	Mason Group Holdings, Ltd.	39,723,200	96,857

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Master Glory Group, Ltd.	807,080	$10,150
*	Maxnerva Technology Services, Ltd.	196,000	9,541
	Melco International Development, Ltd.	4,486,000	8,385,743
#	Melco Resorts & Entertainment, Ltd., ADR	47,606	753,127
	MGM China Holdings, Ltd.	1,893,200	2,337,940
*	Midland Holdings, Ltd.	1,512,364	184,640
	Ming Fai International Holdings, Ltd.	719,000	74,782
	Miramar Hotel & Investment	441,000	811,766
	Modern Dental Group, Ltd.	566,000	89,016
	Mongolian Mining Corp.	308,675	15,332
	MTR Corp., Ltd.	650,632	3,604,713
	NagaCorp., Ltd.	8,124,000	9,588,285
	Nameson Holdings, Ltd.	4,556,000	245,869
	National Electronics Hldgs	61,600	8,604
*	National United Resources Holdings, Ltd.	3,320,000	11,391
*	Neo-Neon Holdings, Ltd.	5,893,000	394,340
	New World Development Co., Ltd.	16,157,139	19,088,745
#*	NewOcean Energy Holdings, Ltd.	4,518,000	628,131
#	NOVA Group Holdings, Ltd.	1,480,000	278,723
#	NWS Holdings, Ltd.	2,918,221	3,041,275
#	OP Financial, Ltd.	1,436,000	200,519
	Oriental Watch Holdings	2,126,240	467,766
#	Oshidori International Holdings, Ltd.	17,547,000	1,372,867
	Pacific Andes International Holdings, Ltd.	11,918,411	42,124
	Pacific Basin Shipping, Ltd.	22,816,000	2,795,212
	Pacific Textiles Holdings, Ltd.	5,494,000	2,780,057
	Paliburg Holdings, Ltd.	928,790	249,835
#	Paradise Entertainment, Ltd.	1,944,000	181,786
*	PC Partner Group, Ltd.	1,306,000	217,103
	PCCW, Ltd.	23,222,265	14,225,593
#*	Peace Mark Holdings, Ltd	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	8,469
	Perfect Shape Medical, Ltd.	1,380,000	416,610
#	Pico Far East Holdings, Ltd.	3,302,000	471,471
	Playmates Holdings, Ltd.	3,856,000	487,015
*	Playmates Toys, Ltd.	3,884,000	154,644
	Plover Bay Technologies, Ltd.	904,000	118,127
	Polytec Asset Holdings, Ltd.	21,892,700	2,389,192
	Power Assets Holdings, Ltd.	957,500	6,415,509
	Prada SpA	938,600	3,047,324
*	PT International Development Co., Ltd.	4,246,550	168,946
	Public Financial Holdings, Ltd.	1,038,000	306,000
*	PYI Corp., Ltd.	34,836,552	337,810
	Rare Earth Magnesium Technology Group Holdings, Ltd.	1,420,000	35,393
#	Regal Hotels International Holdings, Ltd.	1,565,400	655,438
	Regina Miracle International Holdings, Ltd.	946,000	448,846
#	Sa Sa International Holdings, Ltd.	7,990,182	1,498,321
*	Samson Holding, Ltd.	196,000	6,138
	Sands China, Ltd.	1,560,000	6,315,653
	SAS Dragon Holdings, Ltd.	1,306,000	397,101
#	SEA Holdings, Ltd.	663,918	537,203
#	Shangri-La Asia, Ltd.	2,796,166	2,308,997
	Shenwan Hongyuan HK, Ltd.	2,585,000	304,930
	Shun Ho Property Investments, Ltd.	70,224	16,809
	Shun Tak Holdings, Ltd.	21,048,250	7,361,501
*	Sincere Watch Hong Kong, Ltd.	5,990,000	75,406
	Sing Tao News Corp., Ltd.	892,000	132,584
#	Singamas Container Holdings, Ltd.	8,036,000	440,032
	Sino Land Co., Ltd.	5,654,598	7,902,471

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sitoy Group Holdings, Ltd.	1,298,000	$79,269
	SJM Holdings, Ltd.	7,505,699	7,410,694
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,721,690
*	SOCAM Development, Ltd.	342,309	79,497
*	Solomon Systech International, Ltd.	5,494,000	64,714
	Soundwill Holdings, Ltd.	466,500	429,575
*	South China Holdings Co., Ltd.	2,720,000	52,804
	Stella International Holdings, Ltd.	1,573,000	1,582,867
*	Success Universe Group, Ltd.	3,996,000	77,644
*	Summit Ascent Holdings, Ltd.	2,860,000	254,320
	Sun Hing Vision Group Holdings, Ltd.	26,000	5,026
	Sun Hung Kai & Co., Ltd.	3,988,787	1,639,489
	Sun Hung Kai Properties, Ltd.	1,120,511	15,321,670
	SUNeVision Holdings, Ltd.	916,000	651,204
	Swire Pacific, Ltd., Class A	859,500	5,589,476
	Swire Pacific, Ltd., Class B	1,767,500	1,932,269
	Swire Properties, Ltd.	781,050	2,190,663
	TAI Cheung Holdings, Ltd.	771,000	531,548
	Tai Sang Land Development, Ltd.	145,523	82,479
	Tai United Holdings, Ltd.	2,694,300	31,422
*	Talent Property Group, Ltd.	11,730,000	35,937
#	Tan Chong International, Ltd.	372,000	88,666
	Tao Heung Holdings, Ltd.	795,000	103,146
#	Techtronic Industries Co., Ltd.	2,609,500	19,786,553
	Television Broadcasts, Ltd.	1,082,600	1,494,333
	Texwinca Holdings, Ltd.	3,758,000	635,853
*	Theme International Holdings, Ltd.	2,895,000	34,807
#*	TOM Group, Ltd.	320,000	46,063
#	Town Health International Medical Group, Ltd.	444,000	14,776
	Tradelink Electronic Commerce, Ltd.	2,312,000	325,421
	Transport International Holdings, Ltd.	1,039,802	2,336,825
*	Trinity, Ltd.	4,822,000	78,481
	Tsui Wah Holdings, Ltd.	2,518,000	111,477
	Union Medical Healthcare, Ltd.	762,000	416,497
#	United Laboratories International Holdings, Ltd. (The)	3,721,500	3,214,524
*	Up Energy Development Group, Ltd.	2,252,000	7,030
*	Value Convergence Holdings, Ltd.	1,708,000	56,038
	Value Partners Group, Ltd.	4,553,000	1,807,145
#	Valuetronics Holdings, Ltd.	2,771,960	1,250,937
	Vanke Property Overseas, Ltd.	123,000	49,689
	Vantage International Holdings, Ltd.	2,346,000	130,179
	Vedan International Holdings, Ltd.	1,404,000	130,576
#	Vitasoy International Holdings, Ltd.	2,272,000	8,103,071
#	VPower Group International Holdings, Ltd.	558,000	230,986
	VSTECS Holdings, Ltd.	4,897,200	2,253,225
	VTech Holdings, Ltd.	665,000	5,014,096
	Wai Kee Holdings, Ltd.	318,000	173,216
	Wang On Group, Ltd.	50,720,000	498,453
*	We Solutions, Ltd.	2,008,000	103,060
	WH Group, Ltd.	26,154,000	24,944,439
#	Wharf Holdings, Ltd. (The)	3,086,750	5,847,180
#	Wharf Real Estate Investment Co., Ltd.	694,750	2,941,204
	Wheelock & Co., Ltd.	1,434,000	10,509,759
	Win Hanverky Holdings, Ltd.	3,222,000	136,784
*	Winfull Group Holdings, Ltd.	800,000	5,229
	Wing On Co. International, Ltd.	123,137	307,715
	Wing Tai Properties, Ltd.	462,000	282,796
	Wonderful Sky Financial Group Holdings, Ltd.	944,000	74,452
	Wong’s Kong King International	218,000	17,235

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wynn Macau, Ltd.	2,271,200	$3,922,077
	Xinyi Glass Holdings, Ltd.	11,024,000	12,767,518
	Yau Lee Holdings, Ltd.	134,000	18,646
	YGM Trading, Ltd.	90,000	32,590
	YT Realty Group, Ltd.	453,141	122,369
	YTO Express Holdings, Ltd.	174,000	36,175
#	Yue Yuen Industrial Holdings, Ltd.	4,345,000	6,930,961
#*	Zhaobangji Properties Holdings, Ltd.	80,000	14,131

TOTAL HONG KONG			661,419,462

IRELAND — (0.7%)
*	AIB Group P.L.C.	962,209	1,331,522
	Bank of Ireland Group P.L.C.	2,753,959	5,651,393
	C&C Group P.L.C.	948,059	2,324,359
	Cairn Homes P.L.C.	193,099	179,924
	CRH P.L.C.	495,976	15,047,213
	CRH P.L.C., Sponsored ADR	960,989	28,944,989
	CRH P.L.C.	71,685	2,161,338
*	Datalex P.L.C.	13,290	2,502
*	FBD Holdings P.L.C.	18,709	134,389
*	FBD Holdings P.L.C.	51,395	409,098
#*	Flutter Entertainment P.L.C.	133,547	16,436,041
#*	Flutter Entertainment P.L.C.	51,976	6,391,650
	Glanbia P.L.C.	497,505	5,294,602
	Glanbia P.L.C.	74,909	799,759
	Greencore Group P.L.C.	1,369,325	3,136,119
	Irish Continental Group P.L.C.	459,877	1,738,712
	Kenmare Resources P.L.C.	165	414
	Kerry Group P.L.C., Class A	25,594	2,946,068
	Kerry Group P.L.C., Class A	76,886	8,804,657
	Kingspan Group P.L.C.	619,289	31,556,198
	Kingspan Group P.L.C.	19,320	985,063
*	Permanent TSB Group Holdings P.L.C.	5,510	3,039
	Smurfit Kappa Group P.L.C.	810,986	25,405,140

TOTAL IRELAND			159,684,189

ISRAEL — (0.8%)
*	Afcon Holdings, Ltd.	717	25,136
*	AFI Properties, Ltd.	47,934	1,458,688
*	Airport City, Ltd.	204,658	3,105,032
*	Allot, Ltd.	48,893	559,690
	Alony Hetz Properties & Investments, Ltd.	120,758	1,453,462
	Alrov Properties and Lodgings, Ltd.	26,267	753,058
#	Amot Investments, Ltd.	347,422	1,951,312
	Arad, Ltd.	1,421	22,918
#*	Arko Holdings, Ltd.	905,544	244,753
	Ashtrom Group, Ltd.	17,546	260,722
	Ashtrom Properties, Ltd.	97,710	497,698
	Atreyu Capital Markets, Ltd.	1,741	29,061
	AudioCodes, Ltd.	40,774	1,207,918
	AudioCodes, Ltd.	6,067	185,711
#*	Avgol Industries 1953, Ltd.	277,423	201,249
#*	Azorim-Investment Development & Construction Co., Ltd.	172,219	345,671
	Azrieli Group, Ltd.	30,748	1,820,691
	Bank Hapoalim BM	1,503,844	9,638,968
#	Bank Leumi Le-Israel BM	3,640,150	19,613,487
	Bayside Land Corp.	2,577	1,535,439
	Bet Shemesh Engines Holdings 1997, Ltd.	673	15,405

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,168,911	$1,547,501
#	Big Shopping Centers, Ltd.	14,612	1,168,932
#	Blue Square Real Estate, Ltd.	15,809	726,352
*	Brack Capital Properties NV	5,845	531,290
*	Brainsway, Ltd.	1,809	7,766
	Camtek, Ltd.	19,118	200,153
	Carasso Motors, Ltd.	50,684	158,368
*	Cellcom Israel, Ltd.	330,246	1,216,067
#*	Cellcom Israel, Ltd.	48,866	179,827
#*	Ceragon Networks, Ltd.	99,230	230,214
*	Clal Insurance Enterprises Holdings, Ltd.	156,992	1,560,016
#*	Compugen, Ltd.	18,025	265,337
	Danel Adir Yeoshua, Ltd.	12,680	1,149,729
#	Delek Automotive Systems, Ltd.	182,984	963,517
#	Delek Group, Ltd.	15,091	687,122
	Delta-Galil Industries, Ltd.	53,707	956,354
*	Dor Alon Energy in Israel 1988, Ltd.	1,714	34,666
#*	El Al Israel Airlines	2,842,056	632,909
#	Elbit Systems, Ltd.	34,092	4,621,757
	Elbit Systems, Ltd.	2,033	276,427
	Electra Consumer Products 1970, Ltd.	60,059	1,154,199
	Electra, Ltd.	8,110	3,719,957
#*	Energix-Renewable Energies, Ltd.	317,806	1,108,029
*	Enlight Renewable Energy, Ltd.	99,007	121,705
#*	Equital, Ltd.	109,147	2,714,430
*	Evogene, Ltd.	33,343	36,698
	First International Bank Of Israel, Ltd.	299,374	7,384,775
	FMS Enterprises Migun, Ltd.	12,055	421,921
	Formula Systems 1985, Ltd.	52,629	3,513,564
#	Fox Wizel, Ltd.	52,929	1,982,320
#	Gilat Satellite Networks, Ltd.	66,380	571,071
#	Hadera Paper, Ltd.	15,841	736,387
#*	Hamlet Israel-Canada, Ltd.	19,671	343,416
	Harel Insurance Investments & Financial Services, Ltd.	820,739	5,284,360
#	Hilan, Ltd.	67,051	2,643,396
	ICL, Ltd.	1,144,205	3,992,158
#	IDI Insurance Co., Ltd.	23,794	731,436
	IES Holdings, Ltd.	505	26,586
#	Inrom Construction Industries, Ltd.	225,338	828,498
#*	Intercure, Ltd.	26,278	33,190
	Isracard, Ltd.	103,197	270,565
#	Israel Canada T.R, Ltd.	92,009	153,954
	Israel Discount Bank, Ltd., Class A	2,198,051	7,131,162
	Israel Land Development - Urban Renewal, Ltd.	9,758	86,517
	Isras Investment Co., Ltd.	243	45,058
	Issta Lines, Ltd.	2,307	32,582
*	Kamada, Ltd.	38,092	290,242
	Kenon Holdings, Ltd.	35,866	729,123
	Kerur Holdings, Ltd.	19,295	575,880
*	Klil Industries, Ltd.	5,014	369,639
#	Magic Software Enterprises, Ltd.	19,579	178,493
	Matrix IT, Ltd.	153,599	2,977,396
	Maytronics, Ltd.	163,546	1,234,867
	Mediterranean Towers, Ltd.	23,651	56,693
#	Mega Or Holdings, Ltd.	38,826	974,176
*	Mehadrin, Ltd.	2,358	75,990
	Meitav Dash Investments, Ltd.	48,997	116,039
	Melisron, Ltd.	45,292	1,823,019
	Menora Mivtachim Holdings, Ltd.	149,035	1,989,287

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	$1,171,884
	Minrav Holdings, Ltd.	262	36,697
*	Mivne Real Estate KD, Ltd.	536,893	1,153,269
	Mivtach Shamir Holdings, Ltd.	17,729	309,703
	Mizrahi Tefahot Bank, Ltd.	465,198	9,527,772
*	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,251,507
#*	Nawi Brothers, Ltd.	35,673	163,740
	Neto ME Holdings, Ltd.	5,618	321,656
#*	Nice, Ltd., Sponsored ADR	46,624	7,660,323
*	Nova Measuring Instruments, Ltd.	89,747	3,591,635
	NR Spuntech Industries, Ltd.	38,257	81,876
	Oil Refineries, Ltd.	9,288,136	2,566,837
	One Software Technologies, Ltd.	588	43,622
#	OPC Energy, Ltd.	25,932	200,963
	Palram Industries 1990, Ltd.	2,476	11,580
*	Partner Communications Co., Ltd.	608,421	2,652,957
*	Partner Communications Co., Ltd., ADR	11,519	45,039
	Paz Oil Co., Ltd.	28,397	2,474,435
	Phoenix Holdings, Ltd. (The)	438,617	2,306,623
	Plasson Industries, Ltd.	15,117	568,916
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	1,988,480
#	Scope Metals Group, Ltd.	40,509	814,353
#	Shapir Engineering and Industry, Ltd.	327,381	2,295,125
#	Shikun & Binui, Ltd.	1,305,723	5,419,482
	Shufersal, Ltd.	465,632	2,988,382
	Strauss Group, Ltd.	110,282	3,117,179
	Summit Real Estate Holdings, Ltd.	67,334	841,148
*	Suny Cellular Communication, Ltd.	515,689	160,086
	Tadiran Holdings, Ltd.	13,411	538,244
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	449,520	4,827,845
*	Tower Semiconductor, Ltd.	329,393	6,335,874
*	Tower Semiconductor, Ltd.	22,626	443,233
	Union Bank of Israel	95,255	441,084
	YH Dimri Construction & Development, Ltd.	692	20,966

TOTAL ISRAEL			184,871,666

ITALY — (2.4%)
#*	A.S. Roma SpA	409,462	177,757
	A2A SpA	5,857,697	7,985,255
	ACEA SpA	275,084	4,597,909
#*	Aeffe SpA	131,764	154,744
	Amplifon SpA	472,490	10,815,900
	Anima Holding SpA	1,317,729	4,665,094
*	Arnoldo Mondadori Editore SpA	970,715	1,320,767
	Ascopiave SpA	259,519	950,069
	Assicurazioni Generali SpA	976,653	13,933,549
	ASTM SpA	40,339	788,918
#	Atlantia SpA	484,443	7,941,589
	Autogrill SpA	566,521	2,934,125
	Avio SpA	2,970	44,569
	Azimut Holding SpA	500,412	8,527,878
	B&C Speakers SpA	9,516	88,557
#*	Banca Carige SpA	17,423,174	5,346
	Banca Farmafactoring SpA	20,805	107,429
#	Banca Finnat Euramerica SpA	271,040	62,972
	Banca Generali SpA	242,458	6,027,629
	Banca IFIS SpA	163,926	1,603,221
	Banca Mediolanum SpA	320,586	1,958,966
#*	Banca Monte dei Paschi di Siena SpA	20,323	24,796

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SCPA	1,889,534	$2,999,779
#	Banca Profilo SpA	963,146	157,607
#	Banca Sistema SpA	254,658	370,904
#*	Banco BPM SpA	9,176,762	11,216,180
	Banco di Desio e della Brianza SpA	79,813	228,849
	BasicNet SpA	96,184	367,125
	BE SpA	493,691	551,851
#	Biesse SpA	74,766	675,437
#	BPER Banca	3,405,895	8,420,511
	Brunello Cucinelli SpA	124,188	4,004,706
	Buzzi Unicem SpA	321,421	6,305,960
#	Cairo Communication SpA	454,013	818,813
	Carel Industries SpA	1,084	16,146
#*	Carraro SpA	224,242	356,355
	Cementir Holding NV	213,304	1,306,702
	Cerved Group SpA	655,718	4,467,062
	CIR SpA-Compagnie Industriali	3,394,061	1,505,694
*	CNH Industrial NV	1,464,786	9,162,517
	Credito Emiliano SpA	367,984	1,631,099
*	Credito Valtellinese SpA	29,415,961	1,486,216
#*	d’Amico International Shipping SA	2,153,969	263,971
	Danieli & C Officine Meccaniche SpA	1,750	12,997
#	Danieli & C Officine Meccaniche SpA	70,517	896,299
	Datalogic SpA	55,741	764,807
#	Davide Campari-Milano SpA	290,689	2,259,338
	De’ Longhi SpA	131,898	2,383,954
	DeA Capital SpA	542,556	769,926
	DiaSorin SpA	80,604	13,744,733
	doValue SpA	19,443	143,350
	El.En. SpA	13,241	276,873
*	Elica SpA	93,876	304,221
	Emak SpA	201,292	132,287
	Enav SpA	239,416	1,073,003
	Enel SpA	4,904,082	33,497,054
#	Eni SpA	4,051,470	38,595,618
#	Eni SpA, Sponsored ADR	214,005	4,019,014
	ERG SpA	279,062	5,013,959
	Esprinet SpA	144,644	683,379
#*	Eurotech SpA	79,018	524,229
	Falck Renewables SpA	572,080	2,811,783
#	Ferrari NV	159,399	24,913,346
	Ferrari NV	890	138,502
	Fiat Chrysler Automobiles NV	3,400,053	29,491,844
#	Fiat Chrysler Automobiles NV	1,124,914	9,685,510
	Fiera Milano SpA	88,800	328,308
#	Fila SpA	39,290	355,086
#*	Fincantieri SpA	1,482,879	1,149,352
#	FinecoBank Banca Fineco SpA	1,396,945	15,564,226
	FNM SpA	611,471	290,522
#	Freni Brembo SpA	664,805	5,639,730
#*	GEDI Gruppo Editoriale SpA	670,978	337,524
	Gefran SpA	13,587	78,991
#	Geox SpA	272,993	218,256
	Gruppo MutuiOnline SpA	91,474	1,661,427
	Hera SpA	3,962,593	14,668,482
	Illimity Bank SpA	27,424	183,835
#	IMA Industria Macchine Automatiche SpA	85,578	5,833,686
#*	IMMSI SpA	1,354,153	535,220
#*	Intek Group SpA	1,101,521	241,259

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Interpump Group SpA	321,210	$9,372,364
	Intesa Sanpaolo SpA	10,179,580	15,895,449
	Iren SpA	2,082,446	5,135,038
	Italgas SpA	1,432,127	8,023,951
#	Italmobiliare SpA	27,917	835,462
#*	Juventus Football Club SpA	2,199,992	2,180,435
	La Doria SpA	66,750	708,557
	Leonardo SpA	1,435,712	9,915,149
#*	Maire Tecnimont SpA	693,536	1,345,549
#	Mariella Burani Fashion Group S.p.A.	2,868	0
	MARR SpA	130,108	1,714,145
	Massimo Zanetti Beverage Group SpA	14,605	57,726
#*	Mediaset SpA	3,331,187	6,772,396
	Mediobanca Banca di Credito Finanziario SpA	1,739,261	10,111,204
	Moncler SpA	459,919	17,296,121
	Openjobmetis SpA agenzia per il lavoro	34,444	210,720
#*	OVS SpA	1,506,266	1,298,218
	Piaggio & C SpA	1,782,648	4,086,955
	Pirelli & C SpA	95,298	369,031
	Poste Italiane SpA	840,682	7,151,592
#	Prima Industrie SpA	30,611	445,652
	Prysmian SpA	232,175	4,380,675
	RAI Way SpA	203,166	1,095,277
	Recordati SpA	216,541	9,429,860
	Reno de Medici SpA	674,970	519,329
	Reply SpA	68,794	4,815,836
	Retelit SpA	308,330	519,086
#	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	571,757
	Sabaf SpA	33,323	401,303
	SAES Getters SpA	15,232	368,741
#*	Safilo Group SpA	168,046	126,285
#*	Saipem SpA	2,104,843	5,402,418
*	Salini Impregilo SpA	734,563	1,087,367
	Salvatore Ferragamo SpA	223,324	2,772,363
	Saras SpA	1,793,474	1,693,696
#	Servizi Italia SpA	49,210	151,064
	Sesa SpA	19,113	1,019,010
	Snam SpA	2,641,730	11,850,507
	Societa Cattolica di Assicurazioni SC	1,194,342	6,617,051
#*	Sogefi SpA	389,502	370,614
#	SOL SpA	103,445	1,117,866
	Tamburi Investment Partners SpA	207,153	1,339,925
	Technogym SpA	400,181	2,960,048
*	Telecom Italia SpA	25,956,222	10,307,436
#*	Telecom Italia SpA, Sponsored ADR	180,144	705,714
#	Tenaris SA	167,566	1,159,413
	Terna Rete Elettrica Nazionale SpA	2,076,816	13,004,872
	Tinexta S.p.A.	60,794	807,862
#	Tod’s SpA	37,606	1,151,544
#	TXT e-solutions SpA	2,104	18,145
#*	UniCredit SpA	1,849,248	14,281,315
#	Unieuro SpA	30,996	270,762
	Unione di Banche Italiane SpA	6,553,330	18,786,257
	Unipol Gruppo SpA	3,086,980	10,651,298
	UnipolSai Assicurazioni SpA	2,116,526	5,187,928
	Zignago Vetro SpA	114,751	1,425,888

TOTAL ITALY			589,546,679

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (24.0%)
	77 Bank, Ltd. (The)	302,674	$4,036,062
#	A&A Material Corp.	9,400	96,635
	A&D Co., Ltd.	102,400	708,623
	ABC-Mart, Inc.	25,900	1,316,203
	Abist Co., Ltd.	14,600	264,257
#	Access Co., Ltd.	110,700	885,497
	Achilles Corp.	69,100	1,019,423
#	Acom Co., Ltd.	403,100	1,628,614
	AD Works Group Co., Ltd.	93,120	148,381
	Adastria Co., Ltd.	177,100	2,448,033
	ADEKA Corp.	407,600	5,118,296
	Ad-sol Nissin Corp.	24,300	539,103
	Advan Co., Ltd.	82,200	822,632
#	Advanex, Inc.	7,300	92,981
#	Advantage Risk Management Co., Ltd.	24,200	173,043
	Advantest Corp.	178,000	8,636,813
#	Adventure, Inc.	9,200	261,165
	Aeon Co., Ltd.	1,217,368	24,507,557
	Aeon Delight Co., Ltd.	112,300	3,216,289
	Aeon Fantasy Co., Ltd.	43,600	681,381
	AEON Financial Service Co., Ltd.	351,900	3,659,497
#	Aeon Hokkaido Corp.	113,600	810,813
	Aeon Mall Co., Ltd.	198,820	2,499,304
#	Aeria, Inc.	100,600	553,267
	AFC-HD AMS Life Science Co., Ltd.	6,200	34,381
	AGC, Inc.	524,500	12,934,252
	Agro-Kanesho Co., Ltd.	4,700	68,165
	AGS Corp.	4,100	29,973
	Ahresty Corp.	116,500	400,503
	Ai Holdings Corp.	93,200	1,151,344
	Aica Kogyo Co., Ltd.	121,400	3,498,326
	Aichi Bank, Ltd. (The)	49,100	1,435,389
	Aichi Corp.	183,400	1,228,179
	Aichi Steel Corp.	61,900	1,654,202
	Aichi Tokei Denki Co., Ltd.	11,200	456,871
	Aida Engineering, Ltd.	288,300	1,978,840
*	Aiful Corp.	896,500	1,975,471
	Aigan Co., Ltd.	66,500	130,559
	Ain Holdings, Inc.	116,100	6,512,582
	Aiphone Co., Ltd.	47,500	673,650
	Air Water, Inc.	768,700	10,363,388
	Airport Facilities Co., Ltd.	113,900	454,705
	Aisan Industry Co., Ltd.	237,800	1,260,995
	Aisin Seiki Co., Ltd.	461,582	13,293,293
#	Aizawa Securities Co., Ltd.	173,500	1,115,498
	Ajinomoto Co., Inc.	171,300	3,050,986
	Ajis Co., Ltd.	18,400	421,791
	Akatsuki Corp.	77,900	180,542
	Akatsuki, Inc.	22,000	824,904
#*	Akebono Brake Industry Co., Ltd.	651,630	1,191,295
	Akita Bank, Ltd. (The)	122,400	1,640,844
#	Albis Co., Ltd.	27,700	538,979
	Alconix Corp.	128,900	1,324,079
	Alfresa Holdings Corp.	131,500	2,622,288
	Alinco, Inc.	83,000	790,997
	Alleanza Holdings Co., Ltd.	41,500	323,920
	Alpen Co., Ltd.	97,100	1,488,976
	Alpha Corp.	33,700	284,665
	Alpha Systems, Inc.	23,820	698,888

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	AlphaPolis Co., Ltd.	7,500	$164,062
	Alps Alpine Co., Ltd.	643,904	6,641,434
	Alps Logistics Co., Ltd.	32,600	209,588
	Altech Co., Ltd.	30,600	57,624
	Altech Corp.	74,310	1,134,771
	Amada Co., Ltd.	656,400	5,933,225
	Amano Corp.	174,200	3,576,550
	Amiyaki Tei Co., Ltd.	19,900	521,731
	Amuse, Inc.	9,500	197,505
*	ANA Holdings, Inc.	55,100	1,170,873
	Anabuki Kosan, Inc.	2,400	32,601
	Anest Iwata Corp.	110,200	852,753
#	Anritsu Corp.	142,300	2,896,585
	AOI Electronics Co., Ltd.	18,300	368,774
	AOI TYO Holdings, Inc.	80,010	329,202
	AOKI Holdings, Inc.	197,300	1,198,689
#	Aomori Bank, Ltd. (The)	94,400	1,994,444
	Aoyama Trading Co., Ltd.	235,700	1,991,158
	Aoyama Zaisan Networks Co., Ltd.	32,000	340,599
	Aozora Bank, Ltd.	407,800	7,257,257
#	Apaman Co., Ltd.	44,700	212,634
	Arakawa Chemical Industries, Ltd.	96,300	1,141,313
	Arata Corp.	55,000	2,271,517
	Araya Industrial Co., Ltd.	17,700	177,459
	Arcland Sakamoto Co., Ltd.	131,000	1,249,177
#	Arcland Service Holdings Co., Ltd.	57,800	896,835
	Arcs Co., Ltd.	180,773	3,391,840
#*	Ardepro Co., Ltd.	79,000	32,639
#	Arealink Co., Ltd.	34,400	282,174
	Argo Graphics, Inc.	55,800	1,747,669
	Ariake Japan Co., Ltd.	25,200	1,453,261
	Arisawa Manufacturing Co., Ltd.	184,000	1,447,558
#*	Arrk Corp.	246,100	201,553
	Artnature, Inc.	94,600	595,906
	ArtSpark Holdings, Inc.	50,200	235,300
	As One Corp.	19,490	1,741,104
	Asahi Broadcasting Group Holdings Corp.	44,000	283,484
	Asahi Co., Ltd.	70,700	849,298
	Asahi Diamond Industrial Co., Ltd.	246,300	1,096,913
	Asahi Group Holdings, Ltd.	347,100	11,935,142
	Asahi Holdings, Inc.	128,800	2,910,364
	Asahi Intecc Co., Ltd.	267,200	7,078,459
	Asahi Kasei Corp.	2,623,000	18,608,801
#	Asahi Kogyosha Co., Ltd.	18,900	517,338
	Asahi Net, Inc.	24,500	221,865
	Asahi Yukizai Corp.	73,900	885,781
	Asante, Inc.	13,300	179,564
	Asanuma Corp.	47,200	1,500,172
	Asax Co., Ltd.	6,600	37,650
	Ashimori Industry Co., Ltd.	24,900	195,739
	Asia Pile Holdings Corp.	138,100	535,819
#	Asics Corp.	150,000	1,422,355
	ASKA Pharmaceutical Co., Ltd.	125,900	1,301,735
	Astellas Pharma, Inc.	1,833,400	30,322,871
*	Asti Corp.	23,199	283,817
#	Asukanet Co., Ltd.	29,400	280,793
	Ateam, Inc.	47,900	314,094
#	Atom Corp.	347,600	2,716,866
*	Atrae, Inc.	9,500	225,950

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Atsugi Co., Ltd.	90,900	$522,218
	Autobacs Seven Co., Ltd.	205,900	2,404,394
	Avant Corp.	45,200	364,520
	Avantia Co., Ltd.	49,100	305,911
	Avex, Inc.	193,300	1,463,096
	Awa Bank, Ltd. (The)	167,700	3,648,830
#	Axell Corp.	26,200	172,271
	Axial Retailing, Inc.	85,500	3,244,704
	Azbil Corp.	106,100	2,790,335
	Bandai Namco Holdings, Inc.	240,800	12,031,913
	Bando Chemical Industries, Ltd.	155,200	924,219
	Bank of Iwate, Ltd. (The)	86,100	2,013,877
	Bank of Kochi, Ltd. (The)	16,800	112,289
	Bank of Kyoto, Ltd. (The)	185,311	6,342,890
#	Bank of Nagoya, Ltd. (The)	79,799	1,674,635
	Bank of Okinawa, Ltd. (The)	106,740	3,163,202
	Bank of Saga, Ltd. (The)	110,800	1,147,184
	Bank of the Ryukyus, Ltd.	170,800	1,594,412
	Baroque Japan, Ltd.	77,400	415,359
	BayCurrent Consulting, Inc.	56,000	3,173,441
	Belc Co., Ltd.	54,538	3,182,744
	Bell System24 Holdings, Inc.	150,200	1,777,585
	Belluna Co., Ltd.	224,100	1,046,894
	Benefit One, Inc.	243,200	4,269,606
	Benesse Holdings, Inc.	83,700	2,383,557
	BeNEXT Group, Inc.	86,600	541,025
#*	Bengo4.com, Inc.	29,300	1,853,217
	Bic Camera, Inc.	316,700	2,931,929
	BML, Inc.	114,200	2,929,654
#	Bookoff Group Holdings, Ltd.	40,200	293,356
	Bourbon Corp.	2,100	34,888
#	BP Castrol K.K.	24,900	260,536
#	Br Holdings Corp.	108,500	497,906
#*	BrainPad, Inc.	17,600	861,609
	Bridgestone Corp.	897,700	27,942,980
	Broadleaf Co., Ltd.	303,600	1,405,320
#	BRONCO BILLY Co., Ltd.	25,800	492,761
	Brother Industries, Ltd.	676,800	11,470,742
	Bunka Shutter Co., Ltd.	248,000	1,810,541
	C Uyemura & Co., Ltd.	5,200	285,854
	CAC Holdings Corp.	63,600	637,452
	Calbee, Inc.	95,400	2,886,572
	Can Do Co., Ltd.	33,400	591,412
	Canare Electric Co., Ltd.	4,400	66,761
	Canon Electronics, Inc.	110,100	1,612,466
	Canon Marketing Japan, Inc.	154,700	2,977,466
#	Canon, Inc., Sponsored ADR	57,577	1,215,450
	Canon, Inc.	419,434	8,822,850
	Capcom Co., Ltd.	351,600	10,777,401
	Career Design Center Co., Ltd.	27,400	215,465
	Carlit Holdings Co., Ltd.	83,400	387,859
	Casio Computer Co., Ltd.	465,200	7,341,706
	Cawachi, Ltd.	84,800	2,005,204
#	C’BON COSMETICS Co., Ltd.	2,100	41,946
	CDS Co., Ltd.	1,300	15,176
#	Central Automotive Products, Ltd.	23,900	402,422
	Central Glass Co., Ltd.	194,600	3,335,118
	Central Japan Railway Co.	66,000	10,385,393
	Central Security Patrols Co., Ltd.	24,700	999,598

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Central Sports Co., Ltd.	42,200	$867,381
	Ceres, Inc.	7,900	60,072
	Charm Care Corp. KK	50,200	382,734
	Chiba Bank, Ltd. (The)	1,061,863	4,927,062
	Chiba Kogyo Bank, Ltd. (The)	290,900	633,618
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	249,529
#	CHIMNEY Co., Ltd.	18,300	275,255
#	Chino Corp.	30,600	359,265
	Chiyoda Co., Ltd.	74,400	712,716
	Chiyoda Integre Co., Ltd.	58,800	957,213
	Chofu Seisakusho Co., Ltd.	106,700	2,336,068
	Chori Co., Ltd.	46,800	731,285
#	Choushimaru Co., Ltd.	3,500	36,483
	Chubu Electric Power Co., Inc.	389,700	5,270,294
	Chubu Shiryo Co., Ltd.	113,800	1,744,477
	Chudenko Corp.	164,200	3,320,423
	Chuetsu Pulp & Paper Co., Ltd.	119,511	1,497,535
	Chugai Pharmaceutical Co., Ltd.	49,000	5,840,883
#	Chugai Ro Co., Ltd.	28,300	406,193
#	Chugoku Bank, Ltd. (The)	476,500	4,387,620
#	Chugoku Electric Power Co., Inc. (The)	439,800	5,917,534
	Chugoku Marine Paints, Ltd.	318,000	2,431,615
	Chukyo Bank, Ltd. (The)	56,000	1,094,125
	Chuo Gyorui Co., Ltd.	3,800	85,531
	Chuo Spring Co., Ltd.	6,000	151,952
	CI Takiron Corp.	185,700	1,009,564
	Citizen Watch Co., Ltd.	1,451,250	5,121,963
#	CK-San-Etsu Co., Ltd.	13,200	350,422
	Cleanup Corp.	109,700	526,886
	CMIC Holdings Co., Ltd.	86,200	1,241,061
*	CMK Corp.	256,700	990,693
	Coca-Cola Bottlers Japan Holdings, Inc.	145,752	2,609,803
	cocokara fine, Inc.	59,820	2,821,182
#	Colowide Co., Ltd.	245,000	3,373,903
	Computer Engineering & Consulting, Ltd.	90,500	1,384,511
	Computer Institute of Japan, Ltd.	40,900	288,854
	COMSYS Holdings Corp.	259,494	7,135,490
#	Comture Corp.	96,700	1,946,970
	Concordia Financial Group, Ltd.	1,876,533	5,749,650
	CONEXIO Corp.	107,000	1,439,122
#	Core Corp.	13,600	151,839
	Corona Corp.	68,600	608,436
#	Cosel Co., Ltd.	85,500	715,544
	Cosmo Energy Holdings Co., Ltd.	366,200	5,501,403
#	Cosmos Initia Co., Ltd.	55,900	204,532
	Cosmos Pharmaceutical Corp.	12,600	3,372,886
#	Cota Co., Ltd.	37,125	423,641
	Create Medic Co., Ltd.	13,200	132,953
#	Create Restaurants Holdings, Inc.	381,600	2,104,764
	Create SD Holdings Co., Ltd.	80,800	2,302,253
	Credit Saison Co., Ltd.	582,800	6,618,943
	Creek & River Co., Ltd.	37,900	313,255
	Cresco, Ltd.	70,600	907,978
	Cross Plus, Inc.	1,300	5,638
	CTI Engineering Co., Ltd.	61,600	996,192
	CTS Co., Ltd.	102,900	572,510
	Cube System, Inc.	7,200	45,630
*	Curves Holdings Co., Ltd.	185,600	888,957
	CyberAgent, Inc.	144,200	6,054,375

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	90,400	$1,750,523
	Dai Nippon Printing Co., Ltd.	416,900	8,789,966
	Dai Nippon Toryo Co., Ltd.	131,000	1,119,324
	Daibiru Corp.	177,000	1,619,654
	Daicel Corp.	1,255,800	10,193,863
	Dai-Dan Co., Ltd.	63,100	1,577,780
	Daido Kogyo Co., Ltd.	33,200	192,515
	Daido Metal Co., Ltd.	258,800	1,292,003
#	Daido Steel Co., Ltd.	156,300	5,161,895
	Daidoh, Ltd.	100,400	185,121
#	Daifuku Co., Ltd.	157,600	11,028,968
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	264,179
	Daihen Corp.	94,000	2,676,354
	Daiho Corp.	89,700	1,877,817
	Dai-Ichi Cutter Kogyo K.K.	13,300	200,056
	Daiichi Jitsugyo Co., Ltd.	42,800	1,447,051
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	119,400	816,726
	Dai-ichi Life Holdings, Inc.	813,188	10,191,052
	Daiichi Sankyo Co., Ltd.	57,600	3,959,495
	Dai-ichi Seiko Co., Ltd.	31,300	663,920
	Daiichikosho Co., Ltd.	119,800	3,595,702
	Daiken Corp.	70,700	1,051,305
	Daiken Medical Co., Ltd.	65,400	393,264
#	Daiki Aluminium Industry Co., Ltd.	205,600	1,091,329
	Daiki Axis Co., Ltd.	21,800	150,446
	Daikin Industries, Ltd.	149,300	19,159,804
#	Daiko Denshi Tsushin, Ltd.	17,000	121,788
	Daikoku Denki Co., Ltd.	43,900	475,040
	Daikokutenbussan Co., Ltd.	43,300	1,774,890
*	Daikokuya Holdings Co., Ltd.	81,900	16,762
	Daikyonishikawa Corp.	269,100	1,332,998
	Dainichi Co., Ltd.	35,200	219,869
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	64,200	1,354,462
#	Daio Paper Corp.	402,000	5,485,239
	Daiohs Corp.	2,100	20,406
	Daiseki Co., Ltd.	82,325	1,818,766
	Daiseki Eco. Solution Co., Ltd.	21,400	217,917
	Daishi Hokuetsu Financial Group, Inc.	184,400	4,007,011
	Daishinku Corp.	42,000	665,113
	Daisue Construction Co., Ltd.	44,600	305,256
	Daito Bank, Ltd. (The)	28,200	150,373
	Daito Pharmaceutical Co., Ltd.	69,900	2,352,986
	Daito Trust Construction Co., Ltd.	101,300	9,632,154
	Daitron Co., Ltd.	28,100	383,240
	Daiwa House Industry Co., Ltd.	1,080,300	27,375,152
	Daiwa Industries, Ltd.	151,900	1,303,877
	Daiwa Securities Group, Inc.	2,773,000	11,531,329
	Daiwabo Holdings Co., Ltd.	118,000	7,269,387
	DCM Holdings Co., Ltd.	493,280	4,819,904
#	DD Holdings Co., Ltd.	35,600	260,705
	Dear Life Co., Ltd.	122,100	458,583
	Delica Foods Holdings Co., Ltd.	14,600	83,268
	DeNA Co., Ltd.	335,300	4,127,572
#	Denka Co., Ltd.	441,300	10,661,704
	Denki Kogyo Co., Ltd.	53,200	1,227,506
	Densan System Co., Ltd.	25,900	603,970
	Denso Corp.	266,300	9,360,910
	Dentsu Group, Inc.	246,500	5,147,871
	Denyo Co., Ltd.	78,400	1,476,070

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Descente, Ltd.	67,600	$900,077
	Dexerials Corp.	346,000	2,271,987
	DIC Corp.	437,400	10,157,519
	Digital Arts, Inc.	50,800	3,059,922
	Digital Hearts Holdings Co., Ltd.	56,200	399,985
#	Digital Information Technologies Corp.	34,900	423,302
	Dip Corp.	127,800	2,727,553
	Disco Corp.	12,800	2,858,421
#	DKS Co., Ltd.	46,100	1,942,812
	DMG Mori Co., Ltd.	476,500	4,872,059
	DMW Corp.	900	18,126
	Doshisha Co., Ltd.	94,100	1,157,745
#	Double Standard, Inc.	8,200	308,633
	Doutor Nichires Holdings Co., Ltd.	116,023	1,755,870
	Dowa Holdings Co., Ltd.	267,200	7,390,234
	DSB Co., Ltd.	49,300	295,451
	DTS Corp.	224,500	4,302,736
	Duskin Co., Ltd.	189,400	4,894,299
	Dvx, Inc.	31,200	264,250
	DyDo Group Holdings, Inc.	46,600	1,842,372
#	Dynic Corp.	7,899	54,872
	Eagle Industry Co., Ltd.	172,000	1,081,937
	Earth Corp.	35,000	2,030,146
	East Japan Railway Co.	138,300	10,098,663
	EAT&Co, Ltd.	16,500	262,893
	Ebara Corp.	296,600	6,538,985
#	Ebara Jitsugyo Co., Ltd.	22,800	475,299
	Ebase Co., Ltd.	35,200	337,796
*	eBook Initiative Japan Co., Ltd.	9,700	203,275
	Eco’s Co., Ltd.	40,600	726,025
#	EDION Corp.	409,400	3,558,612
	EF-ON, Inc.	119,739	548,464
#	eGuarantee, Inc.	102,900	1,807,685
	E-Guardian, Inc.	38,000	629,606
	Ehime Bank, Ltd. (The)	164,798	1,671,531
	Eidai Co., Ltd.	108,100	283,539
	Eiken Chemical Co., Ltd.	81,600	1,420,972
	Eisai Co., Ltd.	56,700	3,958,281
	Eizo Corp.	82,600	2,477,189
	Elan Corp.	55,100	872,555
	Elecom Co., Ltd.	76,000	2,997,150
	Electric Power Development Co., Ltd.	91,100	1,823,286
	Elematec Corp.	60,606	460,742
	EM Systems Co., Ltd.	116,000	854,511
#	Endo Lighting Corp.	102,000	548,339
	Enigmo, Inc.	86,400	747,531
	en-japan, Inc.	125,800	2,773,042
	Enomoto Co., Ltd.	24,600	223,980
	Enplas Corp.	33,600	705,426
#	Enshu, Ltd.	24,700	216,529
#	Ensuiko Sugar Refining Co., Ltd.	11,600	22,146
	EPCO Co., Ltd.	10,500	86,385
	EPS Holdings, Inc.	139,000	1,445,627
	eRex Co., Ltd.	118,600	1,652,234
	ES-Con Japan, Ltd.	236,300	1,589,612
	ESCRIT, Inc.	59,100	215,858
*	Escrow Agent Japan, Inc.	63,900	109,580
	Eslead Corp.	40,700	510,739
	ESPEC Corp.	75,100	1,201,227

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	165,500	$2,666,555
	Ezaki Glico Co., Ltd.	36,700	1,611,865
	F&M Co., Ltd.	4,300	47,323
#	Faith, Inc.	31,680	186,668
	FALCO HOLDINGS Co., Ltd.	44,300	655,587
	FamilyMart Co., Ltd.	150,548	2,552,937
	FAN Communications, Inc.	193,400	812,638
	Fancl Corp.	53,000	1,270,580
	FANUC Corp.	15,600	2,546,127
	Fast Retailing Co., Ltd.	41,300	19,586,392
	FCC Co., Ltd.	208,100	2,960,884
*	FDK Corp.	32,400	152,936
	Feed One Co., Ltd.	711,440	1,109,070
	Felissimo Corp.	1,200	11,021
#	Fenwal Controls of Japan, Ltd.	3,500	35,234
#	Ferrotec Holdings Corp.	254,900	1,531,107
#*	FFRI, Inc.	14,200	276,632
	FIDEA Holdings Co., Ltd.	1,075,500	1,074,966
	Fields Corp.	99,200	303,122
#	Financial Products Group Co., Ltd.	288,800	1,369,993
	FINDEX, Inc.	60,500	474,351
*	First Baking Co., Ltd.	1,200	10,183
*	First Brothers Co., Ltd.	43,900	263,707
#	First Juken Co., Ltd.	33,100	291,084
#	First-corp, Inc.	27,500	125,979
	Fixstars Corp.	73,100	733,324
#	FJ Next Co., Ltd.	95,600	724,239
	Foster Electric Co., Ltd.	142,400	1,548,689
	FP Corp.	100,200	7,558,555
	France Bed Holdings Co., Ltd.	96,300	786,907
#	Freebit Co., Ltd.	73,100	504,144
	Freund Corp.	40,900	220,692
	F-Tech, Inc.	84,600	365,056
#	FTGroup Co., Ltd.	48,500	521,811
	Fudo Tetra Corp.	91,620	1,144,385
	Fuji Co., Ltd.	93,500	1,493,304
#	Fuji Corp.	287,300	4,810,345
#	Fuji Corp.	32,500	536,007
	Fuji Corp., Ltd.	119,000	560,939
#	Fuji Die Co., Ltd.	33,800	185,796
	Fuji Electric Co., Ltd.	412,000	9,827,179
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	30,286
	Fuji Kosan Co., Ltd.	15,900	60,330
	Fuji Kyuko Co., Ltd.	77,200	2,227,509
	Fuji Media Holdings, Inc.	169,400	1,682,740
	Fuji Oil Co., Ltd.	352,700	603,987
#	Fuji Oil Holdings, Inc.	153,300	3,576,444
	Fuji Pharma Co., Ltd.	57,200	617,636
	Fuji Seal International, Inc.	196,200	3,405,825
	Fuji Soft, Inc.	22,700	799,060
	Fujibo Holdings, Inc.	52,700	1,408,972
	Fujicco Co., Ltd.	71,100	1,278,035
	FUJIFILM Holdings Corp.	162,275	7,729,571
	Fujikura Composites, Inc.	111,900	378,583
	Fujikura Kasei Co., Ltd.	117,600	542,497
	Fujikura, Ltd.	1,666,000	4,898,301
	Fujimori Kogyo Co., Ltd.	83,100	2,444,855
#	Fujio Food System Co., Ltd.	50,400	616,781
	Fujisash Co., Ltd.	461,100	279,482

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujishoji Co., Ltd.	28,900	$176,080
#	Fujita Kanko, Inc.	43,899	707,657
	Fujitec Co., Ltd.	181,600	2,590,429
	Fujitsu Frontech, Ltd.	63,200	629,705
	Fujitsu General, Ltd.	129,200	2,139,057
	Fujitsu, Ltd.	327,729	31,838,360
	Fujiya Co., Ltd.	32,500	610,082
#	FuKoKu Co., Ltd.	38,000	208,740
	Fukuda Corp.	27,000	1,039,007
	Fukuda Denshi Co., Ltd.	6,100	434,955
	Fukui Bank, Ltd. (The)	107,000	1,567,661
	Fukui Computer Holdings, Inc.	29,300	784,659
	Fukuoka Financial Group, Inc.	508,256	7,261,223
	Fukushima Bank, Ltd. (The)	131,700	200,266
	Fukushima Galilei Co., Ltd.	59,000	1,735,513
	Fukuyama Transporting Co., Ltd.	128,100	4,439,284
	Full Speed, Inc.	16,500	63,673
	FULLCAST Holdings Co., Ltd.	85,300	1,080,267
#	Fumakilla, Ltd.	15,401	188,383
*	Funai Electric Co., Ltd.	104,500	432,260
	Funai Soken Holdings, Inc.	121,620	2,591,605
	Furukawa Battery Co., Ltd. (The)	80,100	411,335
	Furukawa Co., Ltd.	161,700	1,652,786
	Furukawa Electric Co., Ltd.	441,290	8,306,224
	Furuno Electric Co., Ltd.	123,600	919,682
#	Furusato Industries, Ltd.	41,500	544,368
#	Furuya Metal Co., Ltd.	10,200	463,319
	Furyu Corp.	93,700	719,496
	Fuso Chemical Co., Ltd.	112,500	3,331,880
	Fuso Pharmaceutical Industries, Ltd.	33,599	675,500
	Futaba Corp.	209,700	1,957,929
	Futaba Industrial Co., Ltd.	394,500	1,875,345
	Future Corp.	109,300	1,446,199
	Fuyo General Lease Co., Ltd.	113,600	5,679,916
#	G-7 Holdings, Inc.	86,600	1,881,728
	Gakken Holdings Co., Ltd.	59,200	974,119
	Gakkyusha Co., Ltd.	29,000	295,821
	GCA Corp.	33,300	200,582
	Gecoss Corp.	72,100	581,184
#	Genki Sushi Co., Ltd.	24,600	533,197
	Genky DrugStores Co., Ltd.	35,900	818,171
#	Geo Holdings Corp.	220,500	2,886,803
*	Geomatec Co., Ltd.	9,500	34,040
	Geostr Corp.	82,200	253,383
#	Gfoot Co., Ltd.	42,300	170,002
#	Giken, Ltd.	76,300	2,786,728
#	GL Sciences, Inc.	30,400	285,376
#	Global, Ltd. (The)	32,900	98,298
	GLOBERIDE, Inc.	55,199	984,377
	Glory, Ltd.	193,945	4,358,761
#	Glosel Co., Ltd.	69,000	274,856
#	GMO Cloud K.K.	16,800	494,968
	GMO Financial Holdings, Inc.	85,600	431,495
	GMO internet, Inc.	257,800	5,611,286
	GMO Payment Gateway, Inc.	57,800	5,152,830
	GMO Pepabo, Inc.	4,500	83,785
	Godo Steel, Ltd.	53,900	1,013,992
#	Gokurakuyu Holdings Co., Ltd.	52,900	184,313
	Goldcrest Co., Ltd.	75,230	1,134,849

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Goldwin, Inc.	56,600	$3,047,175
	Golf Digest Online, Inc.	69,500	315,858
#	Good Com Asset Co., Ltd.	900	12,509
	Grandy House Corp.	72,100	221,240
	Gree, Inc.	278,600	1,095,261
	Greens Co., Ltd.	3,700	14,410
	GS Yuasa Corp.	402,499	5,719,776
	GSI Creos Corp.	24,800	238,641
	G-Tekt Corp.	127,900	1,308,250
	Gun-Ei Chemical Industry Co., Ltd.	21,600	515,360
	GungHo Online Entertainment, Inc.	101,379	1,572,143
	Gunma Bank, Ltd. (The)	982,001	3,144,028
	Gunze, Ltd.	86,800	2,942,345
	Gurunavi, Inc.	209,100	1,114,839
	H2O Retailing Corp.	435,060	3,412,254
#	HABA Laboratories, Inc.	8,500	325,894
	Hachijuni Bank, Ltd. (The)	1,200,100	4,285,379
	Hagihara Industries, Inc.	43,800	540,042
	Hagiwara Electric Holdings Co., Ltd.	36,100	692,867
	Hagoromo Foods Corp.	1,500	39,179
	Hakudo Co., Ltd.	35,800	410,370
	Hakuhodo DY Holdings, Inc.	314,000	3,478,485
	Hakuto Co., Ltd.	72,800	660,304
#	Hakuyosha Co., Ltd.	1,000	24,796
	Halows Co., Ltd.	23,700	658,835
	Hamakyorex Co., Ltd.	93,200	2,547,603
	Hamamatsu Photonics KK	78,400	3,426,804
#	Hamee Corp.	21,400	258,419
	Hankyu Hanshin Holdings, Inc.	440,800	15,081,019
	Hanwa Co., Ltd.	166,600	2,646,619
	Happinet Corp.	75,400	743,041
#	Harada Industry Co., Ltd.	51,700	400,169
	Hard Off Corp. Co., Ltd.	47,100	292,452
	Harima Chemicals Group, Inc.	61,900	590,832
#	Harmonic Drive Systems, Inc.	8,600	397,311
	Haruyama Holdings, Inc.	22,600	154,739
	Haseko Corp.	1,382,700	15,011,422
	Havix Corp.	6,500	44,098
	Hayashikane Sangyo Co., Ltd.	34,299	180,466
	Hazama Ando Corp.	1,103,380	6,871,568
	Heiwa Corp.	261,100	4,396,409
	Heiwa Real Estate Co., Ltd.	167,200	4,489,455
	Heiwado Co., Ltd.	151,500	2,581,973
	Helios Techno Holding Co., Ltd.	105,300	326,480
	Hibino Corp.	21,900	337,171
	Hibiya Engineering, Ltd.	99,600	1,712,197
#	Hiday Hidaka Corp.	74,567	1,150,238
	Hikari Tsushin, Inc.	35,800	6,928,377
	HI-LEX Corp.	41,000	443,244
	Himaraya Co., Ltd.	15,100	102,860
	Hino Motors, Ltd.	861,700	5,126,017
	Hinokiya Group Co., Ltd.	34,100	469,344
	Hioki EE Corp.	22,100	628,990
#	Hirakawa Hewtech Corp.	50,200	474,101
#*	Hiramatsu, Inc.	173,200	232,327
#	Hirano Tecseed Co., Ltd.	35,300	371,838
	Hirata Corp.	21,400	1,026,599
	Hirose Electric Co., Ltd.	13,025	1,430,104
*	Hirose Tusyo, Inc.	3,400	56,213

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hiroshima Bank, Ltd. (The)	866,000	$3,598,132
#	Hiroshima Gas Co., Ltd.	109,500	367,181
#	HIS Co., Ltd.	186,476	2,455,358
	Hisaka Works, Ltd.	94,600	648,937
	Hisamitsu Pharmaceutical Co., Inc.	1,500	70,673
	Hitachi Capital Corp.	407,700	7,885,148
	Hitachi Construction Machinery Co., Ltd.	338,700	7,946,656
	Hitachi Metals, Ltd.	405,130	3,903,724
	Hitachi Transport System, Ltd.	215,800	5,237,738
	Hitachi Zosen Corp.	826,600	2,734,968
	Hitachi, Ltd.	1,307,985	38,820,241
	Hitachi, Ltd., ADR	78,423	4,659,110
	Hito Communications Holdings, Inc.	28,300	255,320
	Hochiki Corp.	79,200	1,038,616
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	14,900	77,381
	Hodogaya Chemical Co., Ltd.	33,100	1,072,965
	Hogy Medical Co., Ltd.	66,000	2,063,774
	Hokkaido Electric Power Co., Inc.	621,300	2,377,658
	Hokkaido Gas Co., Ltd.	41,200	601,355
	Hokkan Holdings, Ltd.	39,100	553,728
	Hokko Chemical Industry Co., Ltd.	107,200	558,027
	Hokkoku Bank, Ltd. (The)	117,400	3,489,478
	Hokuetsu Corp.	705,995	2,788,013
	Hokuetsu Industries Co., Ltd.	111,800	1,036,734
#	Hokuhoku Financial Group, Inc.	602,710	4,897,159
#	Hokuriku Electric Industry Co., Ltd.	31,800	278,573
	Hokuriku Electric Power Co.	538,100	3,626,684
#	Hokuriku Electrical Construction Co., Ltd.	14,100	130,242
	Hokuto Corp.	101,500	1,818,209
#	Honda Motor Co., Ltd., Sponsored ADR	409,923	9,858,648
	Honda Motor Co., Ltd.	2,326,423	56,495,222
	Honda Tsushin Kogyo Co., Ltd.	67,400	249,909
	H-One Co., Ltd.	124,500	609,954
	Honeys Holdings Co., Ltd.	85,830	871,003
#	Honma Golf, Ltd.	558,000	287,256
	Honshu Chemical Industry Co., Ltd.	17,400	169,078
#	Hoosiers Holdings	223,400	1,259,656
	Horiba, Ltd.	98,100	5,190,812
	Hoshizaki Corp.	20,200	1,539,378
	Hosiden Corp.	266,600	2,275,154
	Hosokawa Micron Corp.	36,900	1,679,797
#	Hotland Co., Ltd.	36,700	345,716
#	House Do Co., Ltd.	22,100	163,282
	House Foods Group, Inc.	102,200	3,218,779
	Howa Machinery, Ltd.	51,700	382,601
	Hoya Corp.	338,800	30,896,296
#	HUB Co., Ltd.	17,400	102,648
	Hulic Co., Ltd.	196,017	1,938,598
	Hurxley Corp.	3,300	31,447
	Hyakugo Bank, Ltd. (The)	1,141,500	3,311,075
	Hyakujushi Bank, Ltd. (The)	129,600	2,305,387
#	I K K, Inc.	55,400	317,589
	Ibiden Co., Ltd.	317,305	8,110,319
#	IBJ, Inc.	80,400	511,791
	Ichibanya Co., Ltd.	33,932	1,409,448
	Ichigo, Inc.	1,140,700	2,921,091
	Ichiken Co., Ltd.	38,600	439,489
	Ichikoh Industries, Ltd.	238,700	1,055,341
	Ichinen Holdings Co., Ltd.	123,572	1,283,149

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ichiyoshi Securities Co., Ltd.	210,000	$879,261
	Icom, Inc.	56,800	1,399,360
	ID Holdings Corp.	18,750	249,010
	Idec Corp.	151,300	2,214,659
	Idemitsu Kosan Co., Ltd.	581,491	13,213,226
	IDOM, Inc.	458,000	1,833,398
#	Ihara Science Corp.	32,500	309,525
	IHI Corp.	526,300	6,523,301
	Iida Group Holdings Co., Ltd.	265,296	3,523,787
	Iino Kaiun Kaisha, Ltd.	400,300	1,190,915
	IJTT Co., Ltd.	96,460	396,551
	Ikegami Tsushinki Co., Ltd.	25,900	197,866
	Imagica Group, Inc.	74,900	251,059
	Imasen Electric Industrial	88,300	616,819
#	Imuraya Group Co., Ltd.	12,300	215,727
	Inaba Denki Sangyo Co., Ltd.	147,600	3,122,579
	Inaba Seisakusho Co., Ltd.	45,600	553,263
	Inabata & Co., Ltd.	219,200	2,431,282
	Inageya Co., Ltd.	50,200	805,587
	Ines Corp.	71,500	937,494
	I-Net Corp.	61,310	853,456
	Infocom Corp.	138,000	3,304,428
	Infomart Corp.	696,800	4,811,163
	Information Services International-Dentsu, Ltd.	52,800	2,240,395
	Innotech Corp.	65,600	539,468
	Inpex Corp.	1,746,700	11,275,110
#	Insource Co., Ltd.	38,499	844,290
	Intage Holdings, Inc.	183,100	1,309,933
#	Intelligent Wave, Inc.	20,400	108,919
	Inter Action Corp.	28,900	631,604
	Internet Initiative Japan, Inc.	175,700	6,005,706
#	Inui Global Logistics Co., Ltd.	65,700	720,311
	I-O Data Device, Inc.	42,600	361,367
	IR Japan Holdings, Ltd.	35,500	2,124,435
	Iriso Electronics Co., Ltd.	83,700	2,332,420
#	I’rom Group Co., Ltd.	19,300	239,757
	Ise Chemicals Corp.	5,600	153,041
	Iseki & Co., Ltd.	101,800	1,121,758
#	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	6,135,388
	Ishihara Sangyo Kaisha, Ltd.	220,600	1,311,542
	Ishii Iron Works Co., Ltd.	2,900	67,210
	Ishizuka Glass Co., Ltd.	11,699	235,530
	Isolite Insulating Products Co., Ltd.	71,700	294,860
*	Istyle, Inc.	7,900	17,462
	Isuzu Motors, Ltd.	1,431,407	10,878,048
#	Itfor, Inc.	67,800	418,139
	ITmedia, Inc.	5,500	49,820
#	Ito En, Ltd.	69,600	3,866,412
#	ITOCHU Corp.	739,200	14,492,096
	Itochu Enex Co., Ltd.	290,300	2,155,416
	Itochu Techno-Solutions Corp.	70,200	2,144,930
	Itochu-Shokuhin Co., Ltd.	18,500	814,056
#	Itoham Yonekyu Holdings, Inc.	478,946	2,778,621
	Itoki Corp.	207,400	626,335
#*	Itokuro, Inc.	15,200	199,156
	IwaiCosmo Holdings, Inc.	94,100	825,083
#	Iwaki & Co., Ltd.	157,800	633,273
	Iwasaki Electric Co., Ltd.	34,500	429,368
	Iwatani Corp.	229,400	7,836,803

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Iwatsu Electric Co., Ltd.	44,000	$345,339
#	Iyo Bank, Ltd. (The)	773,257	4,142,520
	Izumi Co., Ltd.	117,000	3,424,880
	J Front Retailing Co., Ltd.	829,400	6,766,279
#	J Trust Co., Ltd.	368,000	714,163
	JAC Recruitment Co., Ltd.	65,000	680,834
	Jaccs Co., Ltd.	136,100	2,259,428
	Jafco Co., Ltd.	165,000	5,285,602
#*	Jalux, Inc.	39,000	563,645
	Jamco Corp.	50,600	307,429
	Janome Sewing Machine Co., Ltd.	79,599	286,145
	Japan Airlines Co., Ltd.	306,400	5,465,498
#	Japan Airport Terminal Co., Ltd.	59,000	2,392,585
	Japan Asia Group, Ltd.	135,200	296,032
*	Japan Asia Investment Co., Ltd.	76,600	148,605
#*	Japan Asset Marketing Co., Ltd.	449,300	378,659
	Japan Aviation Electronics Industry, Ltd.	347,300	4,505,420
#	Japan Best Rescue System Co., Ltd.	71,200	503,398
	Japan Cash Machine Co., Ltd.	100,300	511,325
#*	Japan Display, Inc.	11,192,801	4,522,204
#	Japan Electronic Materials Corp.	38,000	329,053
	Japan Elevator Service Holdings Co., Ltd.	55,300	1,406,419
	Japan Exchange Group, Inc.	607,200	11,294,181
	Japan Foundation Engineering Co., Ltd.	124,200	475,926
#	Japan Investment Adviser Co., Ltd.	38,500	252,987
	Japan Lifeline Co., Ltd.	250,500	2,945,898
	Japan Material Co., Ltd.	253,300	3,666,835
#	Japan Medical Dynamic Marketing, Inc.	138,400	2,015,732
	Japan Oil Transportation Co., Ltd.	13,579	377,418
	Japan Petroleum Exploration Co., Ltd.	107,100	1,840,780
	Japan Post Holdings Co., Ltd.	1,239,400	9,913,820
#	Japan Property Management Center Co., Ltd.	52,300	492,865
	Japan Pulp & Paper Co., Ltd.	48,100	1,599,113
	Japan Securities Finance Co., Ltd.	544,700	2,563,545
#	Japan Steel Works, Ltd. (The)	374,300	4,595,203
	Japan Tobacco, Inc.	1,231,000	22,924,980
	Japan Transcity Corp.	157,600	719,859
	Japan Wool Textile Co., Ltd. (The)	226,200	1,982,385
	Jastec Co., Ltd.	35,900	372,424
	JBCC Holdings, Inc.	52,400	926,365
	JCR Pharmaceuticals Co., Ltd.	16,800	1,609,183
	JCU Corp.	145,600	3,405,999
	Jeol, Ltd.	124,100	3,669,381
	JFE Holdings, Inc.	941,708	6,249,206
#	JFLA Holdings, Inc.	77,800	238,209
	JGC Holdings Corp.	613,300	5,922,507
#*	JIG-SAW, Inc.	7,500	358,763
	Jimoto Holdings, Inc.	529,100	473,323
	JINS Holdings, Inc.	53,600	2,827,317
#	JK Holdings Co., Ltd.	69,700	487,362
	JM Holdings Co., Ltd.	60,900	1,490,001
*	JMC Corp.	10,400	63,803
	JMS Co., Ltd.	59,100	460,666
#	Joban Kosan Co., Ltd.	25,499	308,037
	J-Oil Mills, Inc.	51,600	1,969,701
	Joshin Denki Co., Ltd.	71,900	1,393,983
#	JP-Holdings, Inc.	150,000	375,594
	JSB Co., Ltd.	2,200	46,069
	JSP Corp.	64,500	832,553

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JSR Corp.	356,800	$6,711,778
	JTEKT Corp.	893,900	6,548,297
	Juki Corp.	222,399	1,219,370
	Juroku Bank, Ltd. (The)	152,100	2,671,989
	Justsystems Corp.	62,100	3,797,546
	JVCKenwood Corp.	1,030,370	1,637,729
	JXTG Holdings, Inc.	5,502,720	19,509,127
	K&O Energy Group, Inc.	65,400	961,155
	Kadokawa Corp.	234,253	3,367,963
	Kadoya Sesame Mills, Inc.	6,800	236,606
	Kaga Electronics Co., Ltd.	88,400	1,598,521
	Kagome Co., Ltd.	15,600	398,389
	Kajima Corp.	1,175,400	12,213,307
#	Kakaku.com, Inc.	289,200	5,901,223
	Kaken Pharmaceutical Co., Ltd.	104,100	5,729,815
#	Kakiyasu Honten Co., Ltd.	28,300	602,562
	Kamakura Shinsho, Ltd.	43,600	434,666
	Kameda Seika Co., Ltd.	41,100	1,970,970
	Kamei Corp.	122,800	1,203,031
	Kamigumi Co., Ltd.	331,900	5,843,249
	Kanaden Corp.	82,700	952,778
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	658,312
	Kanamic Network Co., Ltd.	62,400	397,960
	Kanamoto Co., Ltd.	195,500	3,791,038
	Kandenko Co., Ltd.	474,600	3,971,475
	Kaneka Corp.	193,400	5,002,344
	Kaneko Seeds Co., Ltd.	2,700	37,074
	Kanematsu Corp.	433,200	4,270,433
	Kanematsu Electronics, Ltd.	69,500	2,356,850
	Kansai Electric Power Co., Inc. (The)	431,100	4,417,550
	Kansai Mirai Financial Group, Inc.	368,203	1,237,950
#	Kansai Paint Co., Ltd.	152,900	2,904,268
	Kansai Super Market, Ltd.	12,400	130,484
	Kanto Denka Kogyo Co., Ltd.	324,800	2,582,090
	Kao Corp.	362,000	27,916,094
#	Kappa Create Co., Ltd.	34,400	422,899
	Kasai Kogyo Co., Ltd.	178,300	828,641
#	Katakura & Co-op Agri Corp.	12,200	132,103
	Katakura Industries Co., Ltd.	113,000	1,087,046
	Kato Sangyo Co., Ltd.	69,200	2,347,269
	Kato Works Co., Ltd.	50,926	580,309
	KAWADA TECHNOLOGIES, Inc.	23,600	1,101,404
#	Kawagishi Bridge Works Co., Ltd.	9,000	175,775
	Kawai Musical Instruments Manufacturing Co., Ltd.	25,300	638,572
	Kawasaki Heavy Industries, Ltd.	670,600	10,132,808
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	68,308
#*	Kawasaki Kisen Kaisha, Ltd.	400,498	3,940,179
	Kawasumi Laboratories, Inc.	74,600	635,299
	KDDI Corp.	2,158,400	62,516,477
	KeePer Technical Laboratory Co., Ltd.	24,800	329,058
	Keihan Holdings Co., Ltd.	264,600	11,892,632
	Keihanshin Building Co., Ltd.	158,400	2,044,973
	Keihin Co., Ltd.	12,500	147,115
	Keihin Corp.	291,500	6,953,253
	Keikyu Corp.	148,200	2,435,764
	Keio Corp.	79,100	4,474,491
	Keisei Electric Railway Co., Ltd.	103,000	3,106,923
	Keiyo Bank, Ltd. (The)	537,300	2,618,687
	Keiyo Co., Ltd.	170,200	908,892

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KEL Corp.	14,100	$102,648
	Kenedix, Inc.	404,400	1,827,447
	Kenko Mayonnaise Co., Ltd.	62,200	1,143,165
	Kewpie Corp.	192,500	3,822,688
	Keyence Corp.	32,620	11,645,733
	KFC Holdings Japan, Ltd.	56,300	1,356,471
	KH Neochem Co., Ltd.	128,600	2,221,667
	Kikkoman Corp.	72,650	3,338,269
	Kimoto Co., Ltd.	195,300	252,921
#	Kimura Chemical Plants Co., Ltd.	90,500	355,151
	Kimura Unity Co., Ltd.	8,500	76,884
	Kinden Corp.	343,700	5,530,507
#	King Jim Co., Ltd.	15,500	125,230
#*	Kinki Sharyo Co., Ltd. (The)	23,000	236,838
	Kintetsu Department Store Co., Ltd.	20,600	497,000
	Kintetsu Group Holdings Co., Ltd.	134,400	6,420,361
	Kintetsu World Express, Inc.	213,400	3,106,200
	Kirin Holdings Co., Ltd.	805,380	15,542,415
#	Kirindo Holdings Co., Ltd.	44,500	875,505
	Kissei Pharmaceutical Co., Ltd.	159,500	3,781,930
	Ki-Star Real Estate Co., Ltd.	46,800	467,005
	Kitagawa Corp.	51,200	722,714
	Kita-Nippon Bank, Ltd. (The)	36,800	661,319
	Kitano Construction Corp.	21,100	508,675
#	Kitanotatsujin Corp.	253,000	1,201,855
	Kito Corp.	144,600	1,464,081
	Kitz Corp.	427,200	2,620,504
	Kiyo Bank, Ltd. (The)	317,100	4,685,688
*	KLab, Inc.	219,500	1,485,479
#*	KNT-CT Holdings Co., Ltd.	34,900	292,488
#	Koa Corp.	124,500	1,030,763
	Koatsu Gas Kogyo Co., Ltd.	94,000	641,380
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,288,497
#	Kobe Bussan Co., Ltd.	72,700	3,512,063
*	Kobe Electric Railway Co., Ltd.	15,400	556,123
	Kobe Steel, Ltd.	1,817,282	6,078,074
	Kobelco Eco-Solutions Co., Ltd.	8,000	128,383
	Kohnan Shoji Co., Ltd.	131,700	3,056,714
#	Kohsoku Corp.	38,800	520,605
	Koike Sanso Kogyo Co., Ltd.	4,000	79,649
	Koito Manufacturing Co., Ltd.	190,900	7,190,774
	Kojima Co., Ltd.	226,600	824,234
	Kokusai Co., Ltd.	13,700	81,202
	Kokuyo Co., Ltd.	351,564	4,298,144
#	KOMAIHALTEC, Inc.	22,100	310,695
	Komatsu Matere Co., Ltd.	136,100	950,093
	Komatsu Wall Industry Co., Ltd.	32,800	550,675
	Komatsu, Ltd.	1,267,500	23,982,263
	KOMEDA Holdings Co., Ltd.	199,500	3,031,274
	Komehyo Co., Ltd.	37,800	293,992
	Komeri Co., Ltd.	147,700	2,868,842
	Komori Corp.	297,900	2,090,018
	Konaka Co., Ltd.	307,080	921,474
	Konami Holdings Corp.	173,162	5,437,154
#	Kondotec, Inc.	64,100	545,821
	Konica Minolta, Inc.	1,822,500	7,052,379
	Konishi Co., Ltd.	107,000	1,400,584
#	Konoike Transport Co., Ltd.	117,400	1,265,567
	Konoshima Chemical Co., Ltd.	39,300	233,913

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kosaido Co., Ltd.	74,600	$533,908
#	Kose Corp.	49,800	6,225,616
#	Koshidaka Holdings Co., Ltd.	185,600	805,730
	Kotobuki Spirits Co., Ltd.	86,200	3,366,865
	Kourakuen Holdings Corp.	45,100	612,011
	Kozo Keikaku Engineering, Inc.	6,200	147,879
	Krosaki Harima Corp.	37,700	1,326,265
	KRS Corp.	40,400	615,438
	K’s Holdings Corp.	673,680	7,339,452
	KU Holdings Co., Ltd.	51,000	379,599
#	Kubota Corp., Sponsored ADR	43,382	2,701,397
	Kubota Corp.	127,700	1,585,867
	Kumagai Gumi Co., Ltd.	224,100	4,910,103
#	Kumiai Chemical Industry Co., Ltd.	334,665	2,701,104
#	Kura Sushi, Inc.	41,800	1,620,039
	Kurabo Industries, Ltd.	84,600	1,936,827
	Kuraray Co., Ltd.	1,209,300	12,097,300
	Kureha Corp.	106,900	4,311,564
	Kurimoto, Ltd.	47,700	790,925
	Kurita Water Industries, Ltd.	209,800	5,853,183
	Kuriyama Holdings Corp.	54,600	244,357
	Kushikatsu Tanaka Holdings Co.	15,500	194,717
#	Kusuri no Aoki Holdings Co., Ltd.	43,800	3,445,509
*	KYB Corp.	276,800	5,566,215
	Kyocera Corp.	156,030	8,336,745
#	Kyoden Co., Ltd.	156,200	374,318
	Kyodo Printing Co., Ltd.	36,200	931,885
	Kyoei Steel, Ltd.	103,500	1,315,189
#	Kyokuto Boeki Kaisha, Ltd.	30,559	395,410
	Kyokuto Kaihatsu Kogyo Co., Ltd.	155,200	1,810,132
	Kyokuto Securities Co., Ltd.	118,200	539,482
#	Kyokuyo Co., Ltd.	45,200	1,080,051
#	KYORIN Holdings, Inc.	184,700	3,838,214
	Kyoritsu Maintenance Co., Ltd.	157,374	3,796,629
	Kyoritsu Printing Co., Ltd.	170,500	239,718
	Kyosan Electric Manufacturing Co., Ltd.	189,500	898,303
	Kyoto Kimono Yuzen Co., Ltd.	17,500	37,869
	Kyowa Electronic Instruments Co., Ltd.	106,500	399,741
	Kyowa Exeo Corp.	274,548	6,688,482
	Kyowa Leather Cloth Co., Ltd.	58,800	346,773
	Kyudenko Corp.	165,000	4,626,104
	Kyushu Electric Power Co., Inc.	479,100	3,796,366
	Kyushu Financial Group, Inc.	1,120,300	4,726,166
	Kyushu Railway Co.	112,200	3,018,531
#	LAC Co., Ltd.	59,000	503,408
#	Lacto Japan Co., Ltd.	25,300	812,301
	Land Business Co., Ltd.	2,900	7,682
#*	Laox Co., Ltd.	198,699	269,480
	Lasertec Corp.	136,500	9,027,631
	Lawson, Inc.	67,600	3,513,816
#	LEC, Inc.	125,100	1,380,644
#*	Leopalace21 Corp.	293,400	651,824
	Life Corp.	80,400	2,497,057
	LIFULL Co., Ltd.	262,700	802,311
#	Like Co., Ltd.	34,600	520,121
	Linical Co., Ltd.	43,100	351,174
#	Link And Motivation, Inc.	125,100	412,272
	Lintec Corp.	166,300	3,568,704
	Lion Corp.	63,100	1,326,507

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Litalico, Inc.	21,300	$446,398
	LIXIL Group Corp.	563,919	6,764,613
	LIXIL VIVA Corp.	27,100	461,260
	Lonseal Corp.	5,700	95,305
	Look Holdings, Inc.	29,100	213,231
*	M&A Capital Partners Co., Ltd.	60,400	1,681,240
#	M3, Inc.	296,600	10,705,472
	Mabuchi Motor Co., Ltd.	44,400	1,374,850
	Macnica Fuji Electronics Holdings, Inc.	242,550	3,301,685
	Macromill, Inc.	160,400	1,017,979
	Maeda Corp.	485,800	3,896,751
#	Maeda Kosen Co., Ltd.	116,200	2,242,875
	Maeda Road Construction Co., Ltd.	78,600	1,455,169
	Maezawa Kasei Industries Co., Ltd.	58,900	590,188
	Maezawa Kyuso Industries Co., Ltd.	44,100	813,670
	Makino Milling Machine Co., Ltd.	122,400	3,489,321
	Makita Corp., Sponsored ADR	1,200	38,823
	Makita Corp.	98,200	3,197,628
	Mamiya-Op Co., Ltd.	20,799	134,114
	Mani, Inc.	80,300	1,788,502
	MarkLines Co., Ltd.	41,800	675,345
	Mars Group Holdings Corp.	59,700	932,053
	Marubeni Corp.	1,184,759	5,705,609
#	Marubun Corp.	92,400	432,259
	Marudai Food Co., Ltd.	92,900	1,694,823
	Marufuji Sheet Piling Co., Ltd.	2,700	47,414
#	Maruha Nichiro Corp.	290,281	6,074,753
	Marui Group Co., Ltd.	211,500	3,462,025
#	Maruichi Steel Tube, Ltd.	124,300	2,794,873
#	Maruka Corp.	24,400	392,914
#	Marumae Co., Ltd.	23,900	192,109
#	Marusan Securities Co., Ltd.	213,900	814,531
	Maruwa Co., Ltd.	57,700	4,069,922
	Maruwa Unyu Kikan Co., Ltd.	92,000	2,678,957
#	Maruyama Manufacturing Co., Inc.	15,400	175,117
	Maruzen CHI Holdings Co., Ltd.	91,800	320,392
	Maruzen Co., Ltd.	24,800	388,838
	Maruzen Showa Unyu Co., Ltd.	59,000	1,383,454
	Marvelous, Inc.	190,500	949,556
#	Matching Service Japan Co., Ltd.	26,400	182,440
	Matsuda Sangyo Co., Ltd.	63,362	775,083
#	Matsui Construction Co., Ltd.	92,100	542,031
#	Matsui Securities Co., Ltd.	157,500	1,149,627
	Matsumotokiyoshi Holdings Co., Ltd.	62,100	2,137,397
	Matsuyafoods Holdings Co., Ltd.	40,600	1,457,917
	Max Co., Ltd.	89,300	1,326,014
	Maxell Holdings, Ltd.	263,100	2,420,358
	Maxvalu Tokai Co., Ltd.	24,500	507,801
	Mazda Motor Corp.	1,114,100	6,298,395
	McDonald’s Holdings Co. Japan, Ltd.	71,900	3,515,608
	MCJ Co., Ltd.	466,400	3,094,086
	Mebuki Financial Group, Inc.	2,986,791	6,274,233
	MEC Co., Ltd.	44,400	667,042
#	Media Do Holdings Co., Ltd.	24,500	939,089
#*	Medical Data Vision Co., Ltd.	52,600	369,209
	Medical System Network Co., Ltd.	162,500	689,505
	Medipal Holdings Corp.	196,400	3,788,780
#	Medius Holdings Co., Ltd.	8,700	74,834
	Megachips Corp.	104,500	1,571,196

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co., Ltd.	263,300	$6,007,598
	Meidensha Corp.	232,000	3,596,663
	Meiji Electric Industries Co., Ltd.	24,300	284,899
	MEIJI Holdings Co., Ltd.	137,920	9,579,064
#	Meiji Shipping Co., Ltd.	65,900	223,946
	Meiko Electronics Co., Ltd.	163,900	2,126,709
	Meiko Network Japan Co., Ltd.	60,100	436,665
	Meisei Industrial Co., Ltd.	167,700	1,219,867
	Meitec Corp.	112,400	4,962,933
	Meito Sangyo Co., Ltd.	36,600	436,083
#	Meiwa Corp.	106,000	474,635
	Meiwa Estate Co., Ltd.	67,400	273,282
	Melco Holdings, Inc.	5,900	137,073
#	Members Co., Ltd.	25,200	333,565
	Menicon Co., Ltd.	134,200	5,824,278
	Mercuria Investment Co., Ltd.	38,800	202,911
	Mesco, Inc.	12,400	73,752
#*	Metaps, Inc.	23,800	131,577
	METAWATER Co., Ltd.	30,200	1,201,003
#	Michinoku Bank, Ltd. (The)	90,909	926,075
	Micronics Japan Co., Ltd.	71,400	570,221
	Mie Kotsu Group Holdings, Inc.	273,800	1,218,834
	Mikuni Corp.	142,900	329,666
	Milbon Co., Ltd.	72,972	3,202,849
	Mimaki Engineering Co., Ltd.	110,700	417,522
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,172,502
	Minebea Mitsumi, Inc.	879,726	14,303,632
	Ministop Co., Ltd.	73,100	1,008,581
	Miraca Holdings, Inc.	282,400	7,071,162
	Miraial Co., Ltd.	35,800	362,456
	Mirait Holdings Corp.	289,910	3,744,992
#	Miroku Jyoho Service Co., Ltd.	75,800	1,911,331
#	MISUMI Group, Inc.	183,200	4,351,617
	Mitachi Co., Ltd.	7,700	42,777
	Mitani Corp.	35,400	2,074,640
	Mitani Sekisan Co., Ltd.	7,000	312,150
#	Mito Securities Co., Ltd.	380,400	677,911
#*	Mitsuba Corp.	313,000	1,315,408
	Mitsubishi Chemical Holdings Corp.	3,955,660	22,482,370
	Mitsubishi Corp.	1,019,400	21,619,422
	Mitsubishi Electric Corp.	1,447,500	17,810,973
	Mitsubishi Estate Co., Ltd.	352,920	5,709,585
	Mitsubishi Gas Chemical Co., Inc.	578,300	7,084,659
	Mitsubishi Heavy Industries, Ltd.	510,500	13,091,071
	Mitsubishi Kakoki Kaisha, Ltd.	30,900	466,495
	Mitsubishi Logisnext Co., Ltd.	208,800	1,942,438
#	Mitsubishi Logistics Corp.	202,699	4,475,427
	Mitsubishi Materials Corp.	420,120	8,605,046
	Mitsubishi Motors Corp.	1,788,400	5,068,118
	Mitsubishi Paper Mills, Ltd.	163,000	575,774
	Mitsubishi Pencil Co., Ltd.	48,500	607,013
	Mitsubishi Research Institute, Inc.	33,900	1,148,730
	Mitsubishi Shokuhin Co., Ltd.	76,200	1,923,065
	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	471,299
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,397,172	5,574,716
	Mitsubishi UFJ Financial Group, Inc.	9,210,200	37,209,205
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,032,500	9,705,263
	Mitsuboshi Belting, Ltd.	86,500	1,184,379
	Mitsui & Co., Ltd., Sponsored ADR	15,092	4,206,140

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co., Ltd.	984,945	$13,748,199
	Mitsui Chemicals, Inc.	582,213	11,430,608
#*	Mitsui E&S Holdings Co., Ltd.	392,700	2,218,723
	Mitsui Fudosan Co., Ltd.	395,600	7,273,875
	Mitsui High-Tec, Inc.	100,800	1,129,364
	Mitsui Matsushima Holdings Co., Ltd.	60,900	472,449
	Mitsui Mining & Smelting Co., Ltd.	379,700	7,084,141
	Mitsui OSK Lines, Ltd.	492,700	8,545,719
	Mitsui Sugar Co., Ltd.	81,500	1,626,033
	Mitsui-Soko Holdings Co., Ltd.	157,800	2,137,956
	Mitsumura Printing Co., Ltd.	1,500	23,216
#	Mitsuuroko Group Holdings Co., Ltd.	125,600	1,292,622
	Miura Co., Ltd.	35,200	1,452,411
	Mixi, Inc.	315,200	5,438,509
	Miyaji Engineering Group, Inc.	31,800	472,493
	Miyazaki Bank, Ltd. (The)	75,200	1,621,199
	Miyoshi Oil & Fat Co., Ltd.	42,300	421,654
	Mizuho Financial Group, Inc.	18,474,860	21,512,483
#	Mizuho Leasing Co., Ltd.	167,100	3,212,661
#	Mizuho Medy Co., Ltd.	13,100	196,921
	Mizuno Corp.	94,821	1,644,988
#*	Mobile Factory, Inc.	19,700	180,245
	Mochida Pharmaceutical Co., Ltd.	32,798	1,283,248
	Modec, Inc.	85,200	1,207,210
#	Molitec Steel Co., Ltd.	55,500	145,722
#	Monex Group, Inc.	956,200	1,873,863
	Money Partners Group Co., Ltd.	88,500	171,779
	Monogatari Corp. (The)	23,700	1,409,852
#	MonotaRO Co., Ltd.	183,700	5,902,537
#	MORESCO Corp.	40,400	332,823
#	Mori-Gumi Co., Ltd.	51,800	109,912
	Morinaga & Co., Ltd.	112,800	4,635,536
	Morinaga Milk Industry Co., Ltd.	234,200	9,077,129
	Morita Holdings Corp.	148,900	2,288,146
	Morito Co., Ltd.	76,000	469,108
	Morozoff, Ltd.	8,799	446,679
	Mory Industries, Inc.	27,200	591,533
	MrMax Holdings, Ltd.	93,900	365,436
	MS&AD Insurance Group Holdings, Inc.	347,974	10,025,160
	MTI, Ltd.	121,500	622,831
	Mugen Estate Co., Ltd.	91,000	394,297
	Murata Manufacturing Co., Ltd.	457,720	25,791,130
	Musashi Seimitsu Industry Co., Ltd.	296,600	2,401,426
	Musashino Bank, Ltd. (The)	142,800	1,798,535
	Mutoh Holdings Co., Ltd.	11,700	142,759
	N Field Co., Ltd.	51,800	208,043
	Nabtesco Corp.	196,600	5,625,774
#	NAC Co., Ltd.	65,800	510,690
	Nachi-Fujikoshi Corp.	102,000	2,949,885
#	Nadex Co., Ltd.	7,600	46,619
	Nafco Co., Ltd.	1,100	12,009
#	Nagano Bank, Ltd. (The)	39,700	424,815
#	Nagano Keiki Co., Ltd.	61,000	442,435
	Nagase & Co., Ltd.	418,200	5,030,377
	Nagatanien Holdings Co., Ltd.	32,500	668,384
	Nagawa Co., Ltd.	6,600	458,213
	Nagoya Railroad Co., Ltd.	248,299	7,105,362
	Naigai Trans Line, Ltd.	26,700	276,488
	Nakabayashi Co., Ltd.	88,700	460,513

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nakamoto Packs Co., Ltd.	15,100	$204,619
#	Nakamuraya Co., Ltd.	11,000	396,664
	Nakanishi, Inc.	93,800	1,280,082
	Nakano Corp.	76,100	252,159
	Nakayama Steel Works, Ltd.	116,700	408,715
	Nakayo, Inc.	6,200	79,880
	Namura Shipbuilding Co., Ltd.	291,848	499,308
	Nankai Electric Railway Co., Ltd.	173,400	3,871,007
	Nanto Bank, Ltd. (The)	151,601	3,179,438
	Narasaki Sangyo Co., Ltd.	13,400	218,884
#	Natori Co., Ltd.	25,700	410,201
	NEC Capital Solutions, Ltd.	65,100	1,132,732
	NEC Corp.	541,780	20,790,689
	NEC Networks & System Integration Corp.	58,700	2,525,967
#	NET One Systems Co., Ltd.	291,700	8,408,989
	Neturen Co., Ltd.	160,700	871,719
	New Japan Chemical Co., Ltd.	175,700	279,952
	Nexon Co., Ltd.	92,600	1,495,118
#	Nextage Co., Ltd.	149,900	1,011,025
	Nexyz Group Corp.	27,100	251,624
	NF Corp.	11,300	170,733
#	NFC Holdings, Inc.	3,000	50,795
	NGK Insulators, Ltd.	597,000	7,810,444
	NGK Spark Plug Co., Ltd.	423,800	6,345,219
	NH Foods, Ltd.	123,899	4,397,918
	NHK Spring Co., Ltd.	1,197,637	7,924,506
	Nicca Chemical Co., Ltd.	11,200	90,519
*	Nice Corp.	34,700	269,512
	Nichia Steel Works, Ltd.	244,901	575,813
	Nichias Corp.	335,600	6,671,707
	Nichiban Co., Ltd.	36,500	510,092
	Nichicon Corp.	262,700	1,731,301
	Nichiden Corp.	47,000	895,380
	Nichiha Corp.	149,800	2,736,382
	NichiiGakkan Co., Ltd.	299,800	3,008,018
	Nichi-iko Pharmaceutical Co., Ltd.	293,950	3,821,889
	Nichimo Co., Ltd.	4,800	76,572
	Nichirei Corp.	333,199	8,335,208
	Nichireki Co., Ltd.	132,100	1,750,467
	Nichirin Co., Ltd.	61,830	710,870
#	Nidec Corp.	170,355	9,917,042
	Nidec Corp., Sponsored ADR	41,156	613,224
	Nifco, Inc.	268,700	5,188,266
	Nihon Chouzai Co., Ltd.	97,720	1,616,574
*	Nihon Dempa Kogyo Co., Ltd.	362,400	1,385,971
#	Nihon Dengi Co., Ltd.	6,800	198,638
	Nihon Denkei Co., Ltd.	19,400	190,844
	Nihon Flush Co., Ltd.	65,000	728,753
#	Nihon House Holdings Co., Ltd.	229,600	590,832
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	473,261
	Nihon Kohden Corp.	98,500	3,523,304
	Nihon M&A Center, Inc.	282,600	9,219,087
#	Nihon Nohyaku Co., Ltd.	223,000	892,370
	Nihon Parkerizing Co., Ltd.	253,600	2,595,191
	Nihon Plast Co., Ltd.	100,700	406,030
	Nihon Tokushu Toryo Co., Ltd.	48,700	388,509
	Nihon Unisys, Ltd.	362,700	10,489,600
	Nihon Yamamura Glass Co., Ltd.	45,200	349,380
	Nikkato Corp.	24,500	137,433

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nikkiso Co., Ltd.	214,300	$1,667,460
	Nikko Co., Ltd.	109,800	573,319
	Nikkon Holdings Co., Ltd.	260,400	5,056,312
	Nikon Corp.	499,600	4,647,185
	Nintendo Co., Ltd.	46,200	19,077,088
	Nippi, Inc.	8,500	265,353
	Nippo Corp.	220,100	4,949,733
	Nippon Air Conditioning Services Co., Ltd.	69,900	460,506
	Nippon Aqua Co., Ltd.	9,900	54,334
	Nippon Beet Sugar Manufacturing Co., Ltd.	56,300	880,149
	Nippon Carbide Industries Co., Inc.	43,100	420,623
	Nippon Carbon Co., Ltd.	53,400	1,637,651
	Nippon Chemical Industrial Co., Ltd.	24,900	518,891
#	Nippon Chemi-Con Corp.	100,400	1,132,406
	Nippon Chemiphar Co., Ltd.	10,000	239,296
	Nippon Coke & Engineering Co., Ltd.	1,045,400	540,112
#	Nippon Commercial Development Co., Ltd.	61,600	787,433
	Nippon Concept Corp.	29,600	404,212
#	Nippon Concrete Industries Co., Ltd.	246,700	574,459
#*	Nippon Denko Co., Ltd.	812,450	1,120,431
#	Nippon Densetsu Kogyo Co., Ltd.	160,100	3,120,499
	Nippon Dry-Chemical Co., Ltd.	1,800	23,206
	Nippon Electric Glass Co., Ltd.	287,300	4,185,310
	Nippon Express Co., Ltd.	220,676	10,778,291
	Nippon Felt Co., Ltd.	15,100	64,254
	Nippon Filcon Co., Ltd.	48,800	236,944
	Nippon Fine Chemical Co., Ltd.	54,900	752,352
	Nippon Flour Mills Co., Ltd.	330,800	5,207,515
	Nippon Gas Co., Ltd.	189,100	6,236,307
	Nippon Hume Corp.	112,100	633,238
	Nippon Kanzai Co., Ltd.	15,600	266,817
	Nippon Kayaku Co., Ltd.	362,600	3,507,782
#*	Nippon Kinzoku Co., Ltd.	35,200	205,622
#	Nippon Kodoshi Corp.	46,700	367,788
#	Nippon Koei Co., Ltd.	65,600	1,877,796
*	Nippon Koshuha Steel Co., Ltd.	46,700	158,056
	Nippon Light Metal Holdings Co., Ltd.	3,906,300	6,152,097
	Nippon Paint Holdings Co., Ltd.	30,800	1,780,100
	Nippon Paper Industries Co., Ltd.	463,602	6,620,411
	Nippon Parking Development Co., Ltd., Class C	697,000	841,331
	Nippon Pillar Packing Co., Ltd.	97,200	1,231,654
	Nippon Piston Ring Co., Ltd.	28,500	311,087
#	Nippon Rietec Co., Ltd.	3,000	61,374
	Nippon Road Co., Ltd. (The)	36,000	2,170,982
	Nippon Seiki Co., Ltd.	155,700	1,675,398
	Nippon Seisen Co., Ltd.	13,400	368,398
*	Nippon Sharyo, Ltd.	48,699	1,245,927
#*	Nippon Sheet Glass Co., Ltd.	678,200	2,145,347
	Nippon Shinyaku Co., Ltd.	20,200	1,418,519
#	Nippon Shokubai Co., Ltd.	90,000	4,250,365
	Nippon Signal Co., Ltd.	210,200	1,954,154
	Nippon Soda Co., Ltd.	132,300	3,394,509
	Nippon Steel Corp.	1,042,879	8,774,394
	Nippon Steel Trading Corp.	73,500	2,315,632
#	Nippon Suisan Kaisha, Ltd.	1,961,500	8,727,618
	Nippon Systemware Co., Ltd.	34,700	646,602
	Nippon Telegraph & Telephone Corp.	591,000	13,459,219
	Nippon Thompson Co., Ltd.	321,900	1,111,506
	Nippon Tungsten Co., Ltd.	4,900	80,072

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Yakin Kogyo Co., Ltd.	71,909	$1,104,000
	Nippon Yusen K.K.	553,431	7,285,096
	Nipro Corp.	823,400	9,209,431
	Nishimatsu Construction Co., Ltd.	252,800	4,786,968
	Nishimatsuya Chain Co., Ltd.	168,400	1,332,244
	Nishimoto Co., Ltd.	2,000	33,602
	Nishi-Nippon Financial Holdings, Inc.	673,114	3,928,351
	Nishi-Nippon Railroad Co., Ltd.	185,300	4,535,624
	Nishio Rent All Co., Ltd.	116,100	2,390,607
	Nissan Chemical Corp.	211,500	8,114,971
	Nissan Motor Co., Ltd.	3,690,800	12,562,708
	Nissan Shatai Co., Ltd.	265,600	2,126,237
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	243,454
	Nissei ASB Machine Co., Ltd.	32,600	877,313
	Nissei Plastic Industrial Co., Ltd.	67,900	621,525
#	Nissha Co., Ltd.	161,400	1,178,693
	Nisshin Group Holdings Co., Ltd.	166,700	620,693
	Nisshin Oillio Group, Ltd. (The)	157,200	5,169,667
	Nisshin Seifun Group, Inc.	91,045	1,414,665
	Nisshinbo Holdings, Inc.	611,541	4,263,828
	Nissin Corp.	66,600	978,488
	Nissin Electric Co., Ltd.	254,300	2,362,353
	Nissin Foods Holdings Co., Ltd.	11,975	984,387
	Nissin Kogyo Co., Ltd.	197,200	4,091,537
	Nissin Sugar Co., Ltd.	59,800	1,056,410
	Nissui Pharmaceutical Co., Ltd.	63,600	732,537
	Nitori Holdings Co., Ltd.	37,900	5,809,149
	Nitta Corp.	77,100	1,379,641
	Nitta Gelatin, Inc.	53,700	343,250
	Nittan Valve Co., Ltd.	112,600	207,443
	Nittetsu Mining Co., Ltd.	51,201	2,070,192
	Nitto Denko Corp.	300,600	15,016,002
	Nitto Fuji Flour Milling Co., Ltd.	900	49,420
	Nitto Kogyo Corp.	94,900	1,598,751
	Nitto Kohki Co., Ltd.	46,800	816,313
	Nitto Seiko Co., Ltd.	135,900	599,269
	Nittoc Construction Co., Ltd.	122,549	802,904
	NJS Co., Ltd.	28,200	411,627
	nms Holdings Co.	44,600	112,410
	Noda Corp.	53,100	301,755
	Noevir Holdings Co., Ltd.	52,700	2,468,679
	NOF Corp.	147,900	4,900,922
	Nohmi Bosai, Ltd.	77,900	1,567,925
	Nojima Corp.	210,400	3,646,865
	NOK Corp.	339,200	3,950,277
	Nomura Co., Ltd.	251,000	1,901,404
	Nomura Holdings, Inc.	2,443,898	10,141,236
#	Nomura Holdings, Inc., Sponsored ADR	301,320	1,247,465
	Nomura Real Estate Holdings, Inc.	435,600	7,082,962
	Nomura Research Institute, Ltd.	239,085	5,853,044
	Noritake Co., Ltd.	51,200	1,676,832
	Noritsu Koki Co., Ltd.	91,800	1,059,174
	Noritz Corp.	139,600	1,552,986
	North Pacific Bank, Ltd.	1,520,500	2,723,697
	Nozawa Corp.	30,300	153,821
	NS Solutions Corp.	136,600	3,450,467
#	NS Tool Co., Ltd.	38,200	938,320
	NS United Kaiun Kaisha, Ltd.	66,600	889,605
	NSD Co., Ltd.	164,078	2,323,391

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NSK, Ltd.	1,170,247	$8,100,032
	NTN Corp.	2,661,500	5,104,844
	NTT Data Corp.	563,200	5,746,989
	NTT DOCOMO, Inc.	1,433,300	42,241,104
#*	OAK Capital Corp.	213,300	165,108
#	Oat Agrio Co., Ltd.	20,400	191,284
	Obara Group, Inc.	53,300	1,380,965
	Obayashi Corp.	1,740,400	15,212,133
	OBIC Business Consultants Co., Ltd.	4,500	201,214
	Obic Co., Ltd.	15,200	2,280,935
	Odakyu Electric Railway Co., Ltd.	220,300	4,858,128
	Oenon Holdings, Inc.	229,200	828,698
	Ogaki Kyoritsu Bank, Ltd. (The)	182,800	3,729,894
	Ohashi Technica, Inc.	44,200	588,582
#	Ohba Co., Ltd.	19,400	107,931
	Ohizumi Manufacturing Co., Ltd.	10,900	47,568
*	Ohki Healthcare Holdings Co., Ltd.	2,000	17,072
	Ohsho Food Service Corp.	30,100	1,601,350
#	OIE Sangyo Co., Ltd.	1,200	16,235
	Oiles Corp.	80,901	1,046,419
*	Oisix ra daichi, Inc.	17,600	277,894
	Oita Bank, Ltd. (The)	146,000	2,908,412
	Oji Holdings Corp.	3,301,900	16,765,371
	Okabe Co., Ltd.	195,500	1,372,178
#	Okada Aiyon Corp.	19,400	155,663
	Okamoto Industries, Inc.	43,900	1,761,159
#	Okamoto Machine Tool Works, Ltd.	21,199	457,104
	Okamura Corp.	220,800	1,595,740
	Okasan Securities Group, Inc.	825,300	2,495,751
#*	Okaya Electric Industries Co., Ltd.	25,800	78,501
	Oki Electric Industry Co., Ltd.	504,400	4,851,835
	Okinawa Cellular Telephone Co.	31,400	1,199,016
#	Okinawa Electric Power Co., Inc. (The)	135,103	2,463,735
#*	OKK Corp.	39,000	168,178
#	OKUMA Corp.	99,200	3,740,315
	Okumura Corp.	166,700	3,556,870
	Okura Industrial Co., Ltd.	48,400	704,643
	Okuwa Co., Ltd.	105,000	1,428,328
#	Olympic Group Corp.	34,400	209,497
	Olympus Corp.	1,027,900	16,309,552
#	Omron Corp.	70,300	4,129,080
	Ono Pharmaceutical Co., Ltd.	58,200	1,402,172
#	ONO Sokki Co., Ltd.	36,500	165,474
	Onoken Co., Ltd.	87,800	934,461
	Onward Holdings Co., Ltd.	546,600	1,710,141
#	Ootoya Holdings Co., Ltd.	7,600	138,654
*	Open Door, Inc.	42,000	372,368
	Open House Co., Ltd.	300,200	6,543,790
	Optex Group Co., Ltd.	93,460	1,063,944
	Oracle Corp.	24,000	2,470,752
	Organo Corp.	37,900	2,012,974
	Orient Corp.	2,044,200	2,338,146
	Oriental Land Co., Ltd.	48,200	6,094,658
	Origin Co., Ltd.	25,500	343,478
	ORIX Corp.	2,380,600	28,013,686
#	ORIX Corp., Sponsored ADR	9,703	574,224
	Osaka Gas Co., Ltd.	249,100	4,638,690
	Osaka Organic Chemical Industry, Ltd.	70,000	1,119,102
	Osaka Soda Co., Ltd.	49,799	1,136,136

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaka Steel Co., Ltd.	62,700	$685,596
#*	OSAKA Titanium Technologies Co., Ltd.	95,300	827,493
	Osaki Electric Co., Ltd.	231,700	1,113,922
	OSG Corp.	409,200	5,316,336
	OSJB Holdings Corp.	571,300	1,227,797
	Otsuka Corp.	97,500	4,414,573
	Otsuka Holdings Co., Ltd.	101,200	3,977,569
#	OUG Holdings, Inc.	3,900	95,869
	Outsourcing, Inc.	355,200	1,679,145
	Oyo Corp.	111,900	1,309,610
#	Ozu Corp.	700	12,205
	Pacific Industrial Co., Ltd.	228,300	1,934,636
#	Pacific Metals Co., Ltd.	87,800	1,353,567
	Pack Corp. (The)	40,000	1,265,788
	PAL GROUP Holdings Co., Ltd.	128,300	1,500,814
	PALTAC Corp.	69,958	3,653,486
	Paltek Corp.	17,600	65,214
	Pan Pacific International Holdings Corp.	369,300	7,154,703
	Panasonic Corp.	4,188,242	31,926,909
#	PAPYLESS Co., Ltd.	14,700	281,924
	Paraca, Inc.	27,500	399,213
	Paramount Bed Holdings Co., Ltd.	60,500	2,495,853
#	Paris Miki Holdings, Inc.	114,600	283,822
	Park24 Co., Ltd.	292,400	4,590,966
	Parker Corp.	6,000	22,072
	Pasco Corp.	4,700	65,503
	Pasona Group, Inc.	107,000	1,062,737
#	PC Depot Corp.	144,540	723,382
#	PCI Holdings, Inc.	16,800	134,121
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	307,629
#	Penta-Ocean Construction Co., Ltd.	1,997,500	10,091,134
	People Co., Ltd.	800	6,075
#	Pepper Food Service Co., Ltd.	49,900	217,036
*	PeptiDream, Inc.	104,600	3,901,438
	Persol Holdings Co., Ltd.	185,200	2,129,942
#	Phil Co., Inc.	800	20,551
#	PIA Corp.	19,700	536,228
	Pickles Corp.	13,300	277,488
	Pigeon Corp.	153,700	5,473,233
	Pilot Corp.	81,000	2,713,714
	Piolax, Inc.	110,000	1,637,636
	Plenus Co., Ltd.	41,800	684,642
	Pola Orbis Holdings, Inc.	118,400	2,112,897
	Poletowin Pitcrew Holdings, Inc.	124,900	1,031,848
*	PR Times, Inc.	4,800	94,171
	Press Kogyo Co., Ltd.	476,300	1,173,916
#	Pressance Corp.	255,200	2,611,793
	Prestige International, Inc.	296,000	2,312,092
	Prima Meat Packers, Ltd.	215,199	4,879,541
	Pronexus, Inc.	35,500	356,672
#	Pro-Ship, Inc.	7,400	77,927
#	Prospect Co., Ltd.	3,130,900	717,955
	Proto Corp.	82,800	739,611
	PS Mitsubishi Construction Co., Ltd.	173,800	852,972
	Punch Industry Co., Ltd.	119,200	382,602
	Qol Holdings Co., Ltd.	182,000	2,012,181
	Quick Co., Ltd.	43,100	409,656
#*	Raccoon Holdings, Inc.	37,600	224,791
	Raito Kogyo Co., Ltd.	248,900	3,095,390

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Raiznext Corp.	155,700	$1,722,770
	Rakus Co., Ltd.	123,200	1,951,556
#	Rakuten, Inc.	1,213,000	10,285,310
#	Rasa Corp.	34,900	268,680
#	Rasa Industries, Ltd.	54,399	627,611
#	Raysum Co., Ltd.	102,800	850,962
#	RECOMM Co., Ltd.	203,200	159,438
	Recruit Holdings Co., Ltd.	1,002,100	29,232,444
	Relia, Inc.	103,500	1,091,007
	Relo Group, Inc.	261,000	5,653,881
	Renaissance, Inc.	47,100	440,290
*	Renesas Electronics Corp.	886,500	4,681,096
	Rengo Co., Ltd.	1,050,310	8,182,620
*	RENOVA, Inc.	42,200	423,829
*	Renown, Inc.	243,200	174,909
	Resona Holdings, Inc.	3,648,400	11,394,082
	Resorttrust, Inc.	443,500	4,547,102
	Restar Holdings Corp.	110,200	1,777,342
	Retail Partners Co., Ltd.	6,500	76,277
	Rheon Automatic Machinery Co., Ltd.	57,100	645,968
	Rhythm Watch Co., Ltd.	29,300	173,489
#	Riberesute Corp.	34,000	252,409
#	Ricoh Co., Ltd.	1,138,119	7,757,975
	Ricoh Leasing Co., Ltd.	77,500	2,063,064
#	Ride On Express Holdings Co., Ltd.	55,900	771,604
#*	Right On Co., Ltd.	73,600	322,766
	Riken Corp.	38,500	1,027,014
	Riken Keiki Co., Ltd.	46,500	895,338
	Riken Technos Corp.	213,700	875,643
	Riken Vitamin Co., Ltd.	65,400	1,257,376
	Ringer Hut Co., Ltd.	81,100	1,624,282
	Rinnai Corp.	28,600	2,166,321
	Rion Co., Ltd.	33,100	682,739
*	Riso Kagaku Corp.	78,058	1,047,883
	Riso Kyoiku Co., Ltd.	385,650	916,231
	Rix Corp.	6,200	86,965
#	Rock Field Co., Ltd.	47,900	579,949
	Rohm Co., Ltd.	111,000	7,017,842
	Rohto Pharmaceutical Co., Ltd.	203,000	5,906,400
	Rokko Butter Co., Ltd.	61,800	818,922
	Roland DG Corp.	79,300	973,358
	Rorze Corp.	52,700	2,168,298
#	Round One Corp.	441,100	3,611,955
#	Royal Holdings Co., Ltd.	150,000	2,470,840
#*	Rozetta Corp.	12,000	311,255
#	RS Technologies Co., Ltd.	23,800	573,335
	Ryobi, Ltd.	158,000	1,861,624
	Ryoden Corp.	75,900	934,561
	Ryohin Keikaku Co., Ltd.	435,750	5,186,077
	Ryosan Co., Ltd.	96,900	2,118,987
	Ryoyo Electro Corp.	81,000	1,818,637
	S Foods, Inc.	61,600	1,300,766
#	S LINE Co., Ltd.	10,600	95,495
#	S&B Foods, Inc.	1,400	51,753
	Sac’s Bar Holdings, Inc.	82,000	420,695
#	Sagami Rubber Industries Co., Ltd.	28,000	428,815
	Saibu Gas Co., Ltd.	80,100	1,986,374
	Saizeriya Co., Ltd.	69,100	1,369,767
	Sakai Chemical Industry Co., Ltd.	63,800	1,068,876

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries, Ltd.	20,900	$402,398
	Sakai Moving Service Co., Ltd.	57,700	3,034,292
	Sakai Ovex Co., Ltd.	28,999	552,455
	Sakata INX Corp.	178,200	1,591,230
#	Sakura Internet, Inc.	79,400	419,157
	Sala Corp.	263,300	1,386,387
	SAMTY Co., Ltd.	170,700	2,208,320
	San Holdings, Inc.	32,900	391,348
	San ju San Financial Group, Inc.	86,100	1,227,519
	San-A Co., Ltd.	52,600	2,119,056
	San-Ai Oil Co., Ltd.	226,100	2,295,457
#*	Sanden Holdings Corp.	166,900	534,791
	Sanei Architecture Planning Co., Ltd.	68,100	755,568
	Sangetsu Corp.	141,300	2,102,977
	San-In Godo Bank, Ltd. (The)	740,700	3,885,573
#*	Sanix, Inc.	117,300	326,691
	Sanken Electric Co., Ltd.	180,500	3,761,905
	Sanki Engineering Co., Ltd.	232,800	2,625,001
	Sanko Gosei, Ltd.	115,700	309,460
	Sanko Metal Industrial Co., Ltd.	11,300	221,953
	Sankyo Co., Ltd.	102,000	2,800,564
	Sankyo Frontier Co., Ltd.	10,200	299,097
	Sankyo Seiko Co., Ltd.	163,200	702,561
	Sankyo Tateyama, Inc.	132,700	1,093,845
	Sankyu, Inc.	253,600	9,745,301
#	Sanoh Industrial Co., Ltd.	149,800	968,351
#	Sanoyas Holdings Corp.	145,500	206,409
	Sansei Landic Co., Ltd.	35,100	228,948
#	Sansei Technologies, Inc.	44,700	242,669
#	Sansha Electric Manufacturing Co., Ltd.	43,900	220,300
	Sanshin Electronics Co., Ltd.	96,700	1,346,892
	Santen Pharmaceutical Co., Ltd.	205,900	3,644,764
	Sanwa Holdings Corp.	829,300	6,435,126
	Sanyei Corp.	1,100	27,560
	Sanyo Chemical Industries, Ltd.	59,500	2,343,996
	Sanyo Denki Co., Ltd.	44,200	1,941,550
#	Sanyo Electric Railway Co., Ltd.	51,300	1,012,369
#	Sanyo Engineering & Construction, Inc.	32,400	194,781
	Sanyo Industries, Ltd.	1,500	26,920
	Sanyo Shokai, Ltd.	67,599	564,466
#	Sanyo Special Steel Co., Ltd.	107,700	940,408
	Sanyo Trading Co., Ltd.	114,400	917,186
	Sapporo Holdings, Ltd.	425,300	8,096,094
	Sata Construction Co., Ltd.	46,000	165,459
	Sato Holdings Corp.	139,700	2,872,761
	Sato Shoji Corp.	39,800	299,775
#	Satori Electric Co., Ltd.	73,600	560,811
#	Sawada Holdings Co., Ltd.	72,100	602,328
	Sawai Pharmaceutical Co., Ltd.	188,400	10,287,451
	Saxa Holdings, Inc.	21,600	344,062
	SB Technology Corp.	55,400	1,375,473
	SBI Holdings, Inc.	572,080	10,684,925
	SBS Holdings, Inc.	113,200	1,914,198
	Scala, Inc.	87,700	411,454
#	SCREEN Holdings Co., Ltd.	78,800	3,805,959
#	Scroll Corp.	141,300	425,805
	SCSK Corp.	63,759	2,886,331
#	SEC Carbon, Ltd.	2,800	165,831
	Secom Co., Ltd.	69,000	5,742,128

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Secom Joshinetsu Co., Ltd.	3,465	$108,089
#	Seed Co., Ltd.	37,500	281,174
	Sega Sammy Holdings, Inc.	285,812	3,461,991
	Seibu Holdings, Inc.	391,100	4,692,088
	Seika Corp.	44,100	458,749
	Seikagaku Corp.	70,800	701,271
	Seikitokyu Kogyo Co., Ltd.	211,999	1,573,077
	Seiko Epson Corp.	648,300	7,361,818
	Seiko Holdings Corp.	159,600	2,649,926
	Seiko PMC Corp.	36,200	219,660
	Seino Holdings Co., Ltd.	522,300	6,218,026
	Seiren Co., Ltd.	218,600	2,588,218
	Sekisui Chemical Co., Ltd.	1,007,200	12,765,352
	Sekisui House, Ltd.	436,900	7,494,892
	Sekisui Jushi Corp.	86,000	1,748,558
	Sekisui Plastics Co., Ltd.	130,900	732,386
	Senko Group Holdings Co., Ltd.	625,100	5,094,470
	Senshu Electric Co., Ltd.	33,200	768,092
	Senshu Ikeda Holdings, Inc.	1,207,060	1,884,307
	Senshukai Co., Ltd.	142,300	463,523
	Seria Co., Ltd.	133,700	4,345,296
	Seven & I Holdings Co., Ltd.	1,086,052	35,966,834
	Seven Bank, Ltd.	2,094,800	5,678,610
#	SFP Holdings Co., Ltd.	47,300	588,497
#	Sharp Corp.	215,399	2,371,128
	Shibaura Electronics Co., Ltd.	44,500	962,876
#	Shibaura Machine Co., Ltd.	116,300	2,287,959
	Shibaura Mechatronics Corp.	24,500	615,239
	Shibusawa Warehouse Co., Ltd. (The)	37,500	780,231
	Shibuya Corp.	73,400	1,806,526
#*	Shidax Corp.	93,800	232,390
*	SHIFT, Inc.	6,000	501,339
	Shiga Bank, Ltd. (The)	226,036	5,323,875
#	Shikibo, Ltd.	34,400	339,442
	Shikoku Bank, Ltd. (The)	172,600	1,339,629
	Shikoku Chemicals Corp.	128,500	1,305,469
#	Shikoku Electric Power Co., Inc.	307,000	2,372,986
	Shima Seiki Manufacturing, Ltd.	116,200	1,748,921
	Shimachu Co., Ltd.	206,100	5,147,119
	Shimadzu Corp.	132,500	3,299,765
	Shimamura Co., Ltd.	60,546	3,817,207
	Shimano, Inc.	13,800	2,033,507
	Shimizu Bank, Ltd. (The)	183,200	3,089,102
	Shimizu Corp.	1,410,900	10,835,797
	Shimojima Co., Ltd.	5,900	67,884
	Shin Nippon Air Technologies Co., Ltd.	52,200	1,084,126
#	Shin Nippon Biomedical Laboratories, Ltd.	103,700	600,671
#	Shinagawa Refractories Co., Ltd.	29,900	607,221
	Shindengen Electric Manufacturing Co., Ltd.	39,500	910,764
	Shin-Etsu Chemical Co., Ltd.	376,100	41,484,578
	Shin-Etsu Polymer Co., Ltd.	197,700	1,541,349
	Shin-Keisei Electric Railway Co., Ltd.	11,400	217,406
	Shinko Electric Industries Co., Ltd.	365,200	4,558,486
	Shinko Shoji Co., Ltd.	196,600	1,585,441
	Shinmaywa Industries, Ltd.	311,000	3,158,576
	Shinnihon Corp.	150,500	1,071,317
	Shinoken Group Co., Ltd.	207,700	1,536,960
*	Shinsei Bank, Ltd.	383,500	4,626,131
	Shinsho Corp.	26,500	445,216

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinwa Co., Ltd.	28,900	$479,040
	Shionogi & Co., Ltd.	198,200	10,946,094
	Ship Healthcare Holdings, Inc.	216,000	9,768,993
	Shiseido Co., Ltd.	264,600	15,556,680
	Shizuki Electric Co., Inc.	53,900	234,015
	Shizuoka Bank, Ltd. (The)	799,930	4,856,552
	Shizuoka Gas Co., Ltd.	296,700	2,666,096
	SHO-BOND Holdings Co., Ltd.	11,600	465,545
#*	Shobunsha Holdings, Inc.	47,400	174,091
#	Shoei Co., Ltd.	97,000	1,845,246
	Shoei Foods Corp.	38,900	1,417,649
	Shofu, Inc.	19,300	286,619
*	Shoko Co., Ltd.	44,000	238,991
	Showa Corp.	389,100	8,176,116
	Showa Denko K.K.	715,300	15,656,438
#	Showa Sangyo Co., Ltd.	87,900	2,632,307
	Showa Shinku Co., Ltd.	17,400	206,193
	Sigma Koki Co., Ltd.	20,900	216,729
#	SIGMAXYZ, Inc.	71,100	1,002,452
#	Siix Corp.	178,000	1,449,698
	Sinanen Holdings Co., Ltd.	38,300	980,814
	Sinfonia Technology Co., Ltd.	132,400	1,253,776
	Sinko Industries, Ltd.	81,600	1,059,783
	Sintokogio, Ltd.	214,000	1,479,325
	SK-Electronics Co., Ltd.	58,500	574,333
	SKY Perfect JSAT Holdings, Inc.	850,900	3,198,838
#	Skylark Holdings Co., Ltd.	382,700	5,656,879
	SMC Corp.	9,500	4,294,212
	SMK Corp.	26,899	642,527
	SMS Co., Ltd.	270,300	5,891,546
	Snow Peak, Inc.	21,000	151,235
	SNT Corp.	72,000	167,722
	Soda Nikka Co., Ltd.	70,300	390,470
	Sodick Co., Ltd.	263,100	1,813,342
	Soft99 Corp.	11,800	90,161
	Softbank Corp.	449,000	6,114,471
	SoftBank Group Corp.	2,981,263	127,784,667
	Softbrain Co., Ltd.	69,300	298,314
	Softcreate Holdings Corp.	31,500	537,020
	Software Service, Inc.	7,300	686,466
	Sohgo Security Services Co., Ltd.	61,600	2,938,445
	Sojitz Corp.	2,586,400	5,985,803
	Soken Chemical & Engineering Co., Ltd.	26,900	270,118
	Solasto Corp.	210,100	2,140,037
	Soliton Systems K.K.	30,200	377,670
	Sompo Holdings, Inc.	247,200	8,018,057
	Sony Corp.	1,141,000	73,427,999
#	Sony Corp., Sponsored ADR	344,389	22,126,993
	Sony Financial Holdings, Inc.	84,500	1,601,836
	Soshin Electric Co., Ltd.	30,300	92,608
	Sotetsu Holdings, Inc.	125,700	3,223,029
	Sotoh Co., Ltd.	11,700	101,592
#	Sourcenext Corp.	36,600	106,845
	Space Co., Ltd.	47,060	455,280
#	Space Value Holdings Co., Ltd.	229,900	725,256
	Sparx Group Co., Ltd.	586,900	939,471
	SPK Corp.	20,800	251,055
	Square Enix Holdings Co., Ltd.	84,900	3,479,716
	SRA Holdings	60,600	1,208,922

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	SRS Holdings Co., Ltd.	4,600	$36,020
	St Marc Holdings Co., Ltd.	97,200	1,622,987
	Stanley Electric Co., Ltd.	291,700	6,646,187
	Star Mica Holdings Co., Ltd.	49,500	675,381
#	Star Micronics Co., Ltd.	95,500	1,054,316
	Starts Corp., Inc.	240,500	4,652,510
	Starzen Co., Ltd.	36,599	1,494,092
	St-Care Holding Corp.	78,100	293,840
	Stella Chemifa Corp.	57,300	1,249,578
	Step Co., Ltd.	30,000	384,130
#	Strike Co., Ltd.	31,800	1,285,948
	Studio Alice Co., Ltd.	58,100	782,239
	Subaru Corp.	538,700	10,781,811
	Subaru Enterprise Co., Ltd.	6,100	444,588
	Sugi Holdings Co., Ltd.	55,900	3,370,883
	Sugimoto & Co., Ltd.	42,100	675,100
	SUMCO Corp.	347,460	4,946,820
	Sumida Corp.	196,100	1,275,633
#	Suminoe Textile Co., Ltd.	27,000	446,508
#	Sumiseki Holdings, Inc.	302,600	312,211
	Sumitomo Bakelite Co., Ltd.	117,500	3,034,863
	Sumitomo Chemical Co., Ltd.	5,272,352	16,171,363
	Sumitomo Corp.	914,600	10,346,132
	Sumitomo Dainippon Pharma Co., Ltd.	210,500	2,912,401
	Sumitomo Densetsu Co., Ltd.	75,100	1,563,210
	Sumitomo Electric Industries, Ltd.	1,723,900	17,736,247
	Sumitomo Forestry Co., Ltd.	835,900	10,326,797
	Sumitomo Heavy Industries, Ltd.	474,096	9,991,179
	Sumitomo Metal Mining Co., Ltd.	394,900	9,842,106
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	4,777,819
	Sumitomo Mitsui Financial Group, Inc.	967,770	25,449,667
	Sumitomo Mitsui Trust Holdings, Inc.	249,173	7,255,101
	Sumitomo Osaka Cement Co., Ltd.	180,699	5,880,125
*	Sumitomo Precision Products Co., Ltd.	17,700	361,913
	Sumitomo Realty & Development Co., Ltd.	259,300	6,944,711
	Sumitomo Riko Co., Ltd.	230,800	1,234,292
	Sumitomo Rubber Industries, Ltd.	990,663	9,615,910
	Sumitomo Seika Chemicals Co., Ltd.	61,300	1,681,381
	Sumitomo Warehouse Co., Ltd. (The)	314,000	3,584,234
	Sun A Kaken Co., Ltd.	1,800	7,700
	Sun Frontier Fudousan Co., Ltd.	237,900	1,889,890
	Suncall Corp.	45,700	163,447
	Sundrug Co., Ltd.	102,500	3,509,442
	Suntory Beverage & Food, Ltd.	134,900	5,080,102
	Sun-Wa Technos Corp.	58,100	444,453
	Suruga Bank, Ltd.	321,900	1,118,514
	Sushiro Global Holdings, Ltd.	208,000	3,208,064
	Suzuken Co., Ltd.	114,020	4,394,152
#	Suzuki Co., Ltd.	62,300	417,967
	Suzuki Motor Corp.	434,600	13,870,369
	SWCC Showa Holdings Co., Ltd.	492,200	5,042,844
*	Synchro Food Co., Ltd.	34,600	92,473
	Sysmex Corp.	147,000	10,155,820
#	System Information Co., Ltd.	19,600	148,960
	System Research Co., Ltd.	1,200	16,885
	Systemsoft Corp.	79,400	54,993
	Systena Corp.	295,700	4,157,126
	Syuppin Co., Ltd.	75,800	509,879
	T Hasegawa Co., Ltd.	127,292	2,552,396

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	T RAD Co., Ltd.	39,600	$496,616
	T&D Holdings, Inc.	1,013,010	8,756,217
#	T&K Toka Co., Ltd.	76,300	513,473
	Tachibana Eletech Co., Ltd.	80,280	1,103,274
	Tachikawa Corp.	48,200	489,896
	Tachi-S Co., Ltd.	134,000	1,172,358
#	Tacmina Corp.	900	10,692
	Tadano, Ltd.	527,421	4,023,036
	Taihei Dengyo Kaisha, Ltd.	82,400	1,685,448
	Taiheiyo Cement Corp.	507,336	9,959,442
	Taiheiyo Kouhatsu, Inc.	33,499	187,989
	Taiho Kogyo Co., Ltd.	96,900	466,191
	Taikisha, Ltd.	67,500	1,965,824
#	Taiko Bank, Ltd. (The)	22,000	311,919
	Taisei Corp.	363,380	11,327,308
	Taisei Lamick Co., Ltd.	20,800	504,482
	Taisho Pharmaceutical Holdings Co., Ltd.	20,700	1,293,259
#	Taiyo Holdings Co., Ltd.	50,500	2,065,009
	Taiyo Nippon Sanso Corp.	291,700	4,524,480
#	Taiyo Yuden Co., Ltd.	502,000	13,997,140
	Takachiho Koheki Co., Ltd.	17,200	147,462
	Takadakiko Co., Ltd.	1,800	38,004
	Takagi Seiko Corp.	1,800	26,078
	Takamatsu Construction Group Co., Ltd.	57,500	1,180,499
#	Takamatsu Machinery Co., Ltd.	8,700	45,875
	Takamiya Co., Ltd.	126,700	495,332
	Takano Co., Ltd.	37,300	241,674
	Takaoka Toko Co., Ltd.	63,274	546,396
	Takara Bio, Inc.	23,100	515,476
#	Takara Holdings, Inc.	64,200	472,460
	Takara Leben Co., Ltd.	617,900	2,023,469
#	Takara Printing Co., Ltd.	17,400	292,342
	Takara Standard Co., Ltd.	172,448	2,541,451
	Takasago International Corp.	66,600	1,411,888
	Takasago Thermal Engineering Co., Ltd.	155,100	2,444,850
	Takashima & Co., Ltd.	17,900	252,172
	Takashimaya Co., Ltd.	481,000	4,346,879
	Take And Give Needs Co., Ltd.	85,940	545,704
	TAKEBISHI Corp.	28,000	354,494
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	68,248	1,224,366
	Takeda Pharmaceutical Co., Ltd.	688,063	24,812,544
	Takeei Corp.	102,100	761,302
#	Takemoto Yohki Co., Ltd.	48,800	343,836
	Takeuchi Manufacturing Co., Ltd.	198,300	2,849,791
	Takihyo Co., Ltd.	13,600	204,274
#	Takisawa Machine Tool Co., Ltd.	33,900	349,219
	Takuma Co., Ltd.	222,900	2,409,912
#	Tama Home Co., Ltd.	93,400	1,084,028
	Tamron Co., Ltd.	68,000	1,131,339
	Tamura Corp.	302,900	1,241,886
	Tanabe Consulting Co., Ltd.	1,000	11,571
#	Tanabe Engineering Corp.	22,500	138,191
	Tanseisha Co., Ltd.	116,249	745,558
#	Taoka Chemical Co., Ltd.	1,300	83,473
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	966,302
	Tayca Corp.	73,000	1,019,529
#	Tazmo Co., Ltd.	32,600	355,981
	Tbk Co., Ltd.	99,000	437,470
	TDC Soft, Inc.	43,400	338,211

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TDK Corp., Sponsored ADR	46,731	$4,013,726
	TDK Corp.	324,000	27,931,245
	Tear Corp.	41,400	194,366
	TechMatrix Corp.	64,000	1,599,049
	TECHNO ASSOCIE Co., Ltd.	4,200	33,596
#	Techno Horizon Holdings Co., Ltd.	32,800	189,663
	Techno Medica Co., Ltd.	2,000	34,733
	Techno Ryowa, Ltd.	23,570	172,783
#	Techno Smart Corp.	32,100	237,381
	TechnoPro Holdings, Inc.	124,400	7,086,553
#	Teijin, Ltd.	1,326,550	21,155,467
	Teikoku Electric Manufacturing Co., Ltd.	66,700	818,426
	Teikoku Sen-I Co., Ltd.	54,100	1,102,426
#	Teikoku Tsushin Kogyo Co., Ltd.	40,400	447,389
	Tekken Corp.	60,299	1,191,919
	Tenma Corp.	78,800	1,136,773
	Tenox Corp.	6,000	44,557
#	Tenpos Holdings Co., Ltd.	16,300	288,044
	Teraoka Seisakusho Co., Ltd.	39,100	124,264
	Terumo Corp.	455,000	15,098,085
#	TESEC Corp.	8,700	69,618
	T-Gaia Corp.	86,000	1,708,471
	THK Co., Ltd.	251,000	6,000,109
	Tigers Polymer Corp.	46,700	197,436
	TIS, Inc.	621,800	11,857,339
#	Titan Kogyo, Ltd.	3,800	58,410
	TKC Corp.	55,500	2,740,841
	Toa Corp.	93,700	622,352
	Toa Corp.	94,000	1,232,719
	Toa Oil Co., Ltd.	43,200	708,493
	TOA ROAD Corp.	22,500	606,148
	Toabo Corp.	24,400	108,737
	Toagosei Co., Ltd.	576,150	5,271,394
	Tobishima Corp.	130,440	1,291,153
	Tobu Railway Co., Ltd.	139,300	4,725,062
	TOC Co., Ltd.	194,800	1,208,782
	Tocalo Co., Ltd.	388,800	3,827,781
	Tochigi Bank, Ltd. (The)	997,601	1,439,225
#	Toda Corp.	856,200	4,973,739
#*	Toda Kogyo Corp.	18,600	222,294
	Toei Animation Co., Ltd.	43,000	2,123,873
	Toei Co., Ltd.	20,800	2,583,394
#	Toell Co., Ltd.	28,000	176,076
	Toenec Corp.	36,500	1,106,503
	Togami Electric Manufacturing Co., Ltd.	11,600	161,750
	Toho Bank, Ltd. (The)	1,011,100	2,354,052
#	Toho Chemical Industry Co., Ltd.	23,000	106,272
	Toho Co., Ltd.	36,200	1,185,465
	Toho Co., Ltd.	29,800	478,651
#	Toho Gas Co., Ltd.	110,300	5,419,554
	Toho Holdings Co., Ltd.	279,000	5,778,079
	Toho Titanium Co., Ltd.	212,000	1,200,443
*	Toho Zinc Co., Ltd.	74,300	907,003
	Tohoku Bank, Ltd. (The)	40,500	331,135
	Tohoku Electric Power Co., Inc.	327,800	3,085,252
	Tohoku Steel Co., Ltd.	7,300	89,782
	Tohokushinsha Film Corp.	12,200	65,338
#	Tohto Suisan Co., Ltd.	8,800	229,202
#	Tokai Carbon Co., Ltd.	694,600	5,744,106

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Corp.	69,800	$1,806,481
	TOKAI Holdings Corp.	522,900	4,725,984
#	Tokai Lease Co., Ltd.	4,000	43,886
	Tokai Rika Co., Ltd.	424,300	5,405,401
	Tokai Tokyo Financial Holdings, Inc.	1,144,500	2,431,708
#	Token Corp.	40,770	2,799,133
	Tokio Marine Holdings, Inc.	302,912	14,211,329
#	Tokio Marine Holdings, Inc., ADR	61,104	2,868,222
#	Tokushu Tokai Paper Co., Ltd.	42,138	1,589,330
	Tokuyama Corp.	434,299	9,163,704
#*	Tokyo Base Co., Ltd.	71,900	192,722
	Tokyo Broadcasting System Holdings, Inc.	123,300	1,906,327
	Tokyo Century Corp.	169,030	5,778,113
#	Tokyo Dome Corp.	393,900	2,877,671
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	4,693,348
	Tokyo Electron Device, Ltd.	36,400	920,147
	Tokyo Electron, Ltd.	132,700	28,262,558
	Tokyo Energy & Systems, Inc.	109,600	740,908
	Tokyo Gas Co., Ltd.	236,300	5,185,819
	Tokyo Individualized Educational Institute, Inc.	48,000	240,613
#	Tokyo Keiki, Inc.	67,999	474,933
	Tokyo Kiraboshi Financial Group, Inc.	169,274	1,647,272
	Tokyo Ohka Kogyo Co., Ltd.	93,400	4,017,032
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	56,655
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	24,888
	Tokyo Rakutenchi Co., Ltd.	9,000	337,479
#*	Tokyo Rope Manufacturing Co., Ltd.	77,399	380,292
	Tokyo Sangyo Co., Ltd.	86,400	388,611
	Tokyo Seimitsu Co., Ltd.	137,900	4,460,632
#	Tokyo Steel Manufacturing Co., Ltd.	360,400	2,294,560
	Tokyo Tatemono Co., Ltd.	700,000	7,872,617
#	Tokyo Tekko Co., Ltd.	30,400	318,009
	Tokyo Theatres Co., Inc.	38,800	426,463
	Tokyotokeiba Co., Ltd.	47,000	1,548,803
	Tokyu Construction Co., Ltd.	531,780	2,749,154
	Tokyu Corp.	313,300	4,715,781
	Tokyu Fudosan Holdings Corp.	2,058,594	10,071,090
#	Tokyu Recreation Co., Ltd.	8,364	343,104
	Toli Corp.	201,200	477,099
#	Tomato Bank, Ltd.	25,300	245,078
#	Tomen Devices Corp.	11,500	410,898
	Tomoe Corp.	140,200	452,829
#	Tomoe Engineering Co., Ltd.	36,800	646,065
#*	Tomoegawa Co., Ltd.	24,800	198,985
	Tomoku Co., Ltd.	52,600	754,637
	TOMONY Holdings, Inc.	922,400	3,090,138
	Tomy Co., Ltd.	560,700	4,528,688
	Tonami Holdings Co., Ltd.	25,300	1,245,293
	Topcon Corp.	545,100	4,475,729
	Toppan Forms Co., Ltd.	239,000	2,099,660
	Toppan Printing Co., Ltd.	508,120	7,548,178
	Topre Corp.	220,300	2,548,385
	Topy Industries, Ltd.	87,900	1,027,788
	Toray Industries, Inc.	1,642,600	7,530,839
	Torex Semiconductor, Ltd.	38,400	375,955
#	Toridoll Holdings Corp.	200,000	2,283,530
	Torigoe Co., Ltd. (The)	44,500	371,143
	Torii Pharmaceutical Co., Ltd.	100,900	2,778,054
	Torikizoku Co., Ltd.	28,400	406,806

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Torishima Pump Manufacturing Co., Ltd.	90,400	$615,631
	Tosei Corp.	252,200	2,447,568
	Toshiba Corp.	80,400	1,993,741
	Toshiba TEC Corp.	168,200	5,477,184
	Tosho Co., Ltd.	66,200	597,651
	Tosoh Corp.	1,127,400	13,778,784
	Totech Corp.	29,200	558,884
	Totetsu Kogyo Co., Ltd.	110,300	2,850,644
	TOTO, Ltd.	110,000	3,828,786
	Totoku Electric Co., Ltd.	16,900	385,147
	Tottori Bank, Ltd. (The)	37,800	394,184
	Toukei Computer Co., Ltd.	7,100	271,338
	Tow Co., Ltd.	179,000	463,459
	Towa Bank, Ltd. (The)	219,700	1,358,800
	Towa Corp.	99,000	855,236
	Towa Pharmaceutical Co., Ltd.	151,800	3,129,697
	Toyo Construction Co., Ltd.	534,900	2,136,015
	Toyo Corp.	103,200	981,472
	Toyo Denki Seizo K.K.	36,500	421,545
#*	Toyo Engineering Corp.	123,200	431,060
#	Toyo Gosei Co., Ltd.	27,500	1,323,435
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,366,603
	Toyo Kanetsu K.K.	43,500	770,405
#	Toyo Machinery & Metal Co., Ltd.	68,300	256,522
#	Toyo Securities Co., Ltd.	426,500	484,500
	Toyo Seikan Group Holdings, Ltd.	303,900	3,083,028
	Toyo Sugar Refining Co., Ltd.	2,900	31,906
	Toyo Suisan Kaisha, Ltd.	54,400	2,615,924
	Toyo Tanso Co., Ltd.	65,700	902,263
#	Toyo Tire Corp.	690,100	8,080,560
	Toyo Wharf & Warehouse Co., Ltd.	27,600	348,661
	Toyobo Co., Ltd.	543,977	6,336,688
	Toyoda Gosei Co., Ltd.	434,400	8,090,806
	Toyota Boshoku Corp.	385,300	4,810,396
	Toyota Industries Corp.	122,300	6,155,801
	Toyota Motor Corp., Sponsored ADR	408,823	50,526,435
	Toyota Motor Corp.	2,841,695	175,693,085
	Toyota Tsusho Corp.	403,546	9,606,089
	TPR Co., Ltd.	155,200	1,811,726
	Trancom Co., Ltd.	44,000	2,914,262
	Transaction Co., Ltd.	39,600	356,225
	Trend Micro, Inc., Sponsored ADR	3,540	178,381
	Trend Micro, Inc.	170,000	8,624,410
#	Tri Chemical Laboratories, Inc.	23,100	2,052,456
	Trinity Industrial Corp.	7,900	50,963
	Trusco Nakayama Corp.	137,022	2,964,131
	TS Tech Co., Ltd.	263,600	7,147,446
	TSI Holdings Co., Ltd.	343,690	1,330,605
	Tsubaki Nakashima Co., Ltd.	182,800	1,282,845
	Tsubakimoto Chain Co.	134,700	3,155,009
	Tsubakimoto Kogyo Co., Ltd.	17,400	525,071
#*	Tsudakoma Corp.	17,999	126,974
#	Tsugami Corp.	338,800	2,926,278
	Tsukada Global Holdings, Inc.	102,700	340,956
	Tsukamoto Corp. Co., Ltd.	3,700	38,602
	Tsukishima Kikai Co., Ltd.	128,000	1,442,094
	Tsukuba Bank, Ltd.	703,700	1,119,347
	Tsukui Corp.	329,400	1,347,080
	Tsumura & Co.	116,700	3,228,193

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsuruha Holdings, Inc.	43,400	$5,819,208
	Tsurumi Manufacturing Co., Ltd.	76,800	1,343,041
	Tsutsumi Jewelry Co., Ltd.	46,400	716,183
#	Tsuzuki Denki Co., Ltd.	12,400	152,949
	TV Asahi Holdings Corp.	130,500	1,937,224
	Tv Tokyo Holdings Corp.	70,800	1,575,604
#	TYK Corp.	105,800	292,826
	UACJ Corp.	231,814	3,777,648
	Ube Industries, Ltd.	778,365	13,052,708
	Ubicom Holdings, Inc.	8,300	98,609
	Uchida Yoko Co., Ltd.	23,800	1,043,931
#	Uchiyama Holdings Co., Ltd.	19,300	59,179
	Ulvac, Inc.	238,400	6,570,943
*	UMC Electronics Co., Ltd.	43,700	96,087
	Unicharm Corp.	96,100	3,541,622
*	Uniden Holdings Corp.	31,000	545,021
#	UNIMAT Retirement Community Co., Ltd.	19,900	194,242
	Union Tool Co.	22,900	581,640
	Unipres Corp.	286,400	2,511,577
	United Arrows, Ltd.	97,500	1,519,691
#	United Super Markets Holdings, Inc.	218,600	2,148,058
	UNITED, Inc.	63,300	609,654
#*	Unitika, Ltd.	321,900	965,199
	Universal Entertainment Corp.	36,400	596,965
	Urbanet Corp. Co., Ltd.	127,800	298,712
	Usen-Next Holdings Co., Ltd.	33,500	435,283
	Ushio, Inc.	544,800	5,744,731
	USS Co., Ltd.	236,500	3,744,940
#*	UT Group Co., Ltd.	109,200	1,534,872
	Utoc Corp.	44,100	198,719
#	V Technology Co., Ltd.	35,000	1,208,106
	Valor Holdings Co., Ltd.	261,200	4,851,131
	Valqua, Ltd.	86,400	1,436,723
#	Value HR Co., Ltd.	33,400	453,635
#	ValueCommerce Co., Ltd.	74,800	1,532,723
#	V-Cube, Inc.	54,600	604,404
*	Vector, Inc.	111,300	728,428
	Vertex Corp.	35,560	452,137
*	VIA Holdings, Inc.	64,900	270,950
	Village Vanguard Co., Ltd.	24,300	201,407
#	VINX Corp.	7,800	72,203
#*	Vision, Inc.	105,600	727,576
#*	Visionary Holdings Co., Ltd.	41,670	124,609
	Vital KSK Holdings, Inc.	227,585	2,306,144
	VT Holdings Co., Ltd.	612,200	1,682,561
	Wacoal Holdings Corp.	232,100	4,681,193
	Wacom Co., Ltd.	245,000	851,991
	Waida Manufacturing Co., Ltd.	2,900	29,882
	Wakachiku Construction Co., Ltd.	68,200	756,989
#*	Wakamoto Pharmaceutical Co., Ltd.	9,000	20,913
	Wakita & Co., Ltd.	197,200	1,816,973
	Warabeya Nichiyo Holdings Co., Ltd.	92,400	1,344,298
	Watahan & Co., Ltd.	48,000	775,940
#	WATAMI Co., Ltd.	73,700	705,820
	Watts Co., Ltd.	19,600	116,922
	Wavelock Holdings Co., Ltd.	19,300	131,573
	WDB Holdings Co., Ltd.	35,600	829,413
	Weathernews, Inc.	9,400	320,869
	Welcia Holdings Co., Ltd.	60,344	4,380,875

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	West Holdings Corp.	125,390	$2,071,810
	West Japan Railway Co.	74,400	4,597,743
	Will Group, Inc.	104,400	619,669
	WIN-Partners Co., Ltd.	42,300	349,716
	Wood One Co., Ltd.	36,400	369,560
	Workman Co., Ltd.	30,900	1,955,205
	World Holdings Co., Ltd.	48,200	638,622
	Wowow, Inc.	30,500	722,445
	Xebio Holdings Co., Ltd.	129,500	1,070,770
	YAC Holdings Co., Ltd.	46,600	199,806
	Yachiyo Industry Co., Ltd.	26,000	104,237
	Yahagi Construction Co., Ltd.	129,200	954,496
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	125,900
	Yakult Honsha Co., Ltd.	42,200	2,451,428
	YAKUODO Holdings Co., Ltd.	40,900	968,893
	YAMABIKO Corp.	177,440	1,367,536
	YAMADA Consulting Group Co., Ltd.	26,900	278,746
	Yamada Denki Co., Ltd.	924,072	4,382,089
	Yamagata Bank, Ltd. (The)	152,699	1,799,714
	Yamaguchi Financial Group, Inc.	613,300	3,305,257
	Yamaha Corp.	63,600	2,567,231
	Yamaha Motor Co., Ltd.	902,300	11,608,791
	Yamaichi Electronics Co., Ltd.	130,600	1,781,205
#	YA-MAN, Ltd.	116,600	735,397
	Yamanashi Chuo Bank, Ltd. (The)	154,800	1,152,862
#	Yamashina Corp.	61,100	35,561
	Yamatane Corp.	59,500	668,032
	Yamato Corp.	77,600	477,263
	Yamato Holdings Co., Ltd.	290,100	5,063,307
	Yamato Kogyo Co., Ltd.	218,200	4,282,113
#	Yamaura Corp.	24,100	165,475
	Yamaya Corp.	24,410	493,293
	Yamazaki Baking Co., Ltd.	156,900	2,774,627
	Yamazen Corp.	192,900	1,622,208
#	Yaoko Co., Ltd.	97,600	6,049,652
	Yashima Denki Co., Ltd.	36,900	281,603
	Yaskawa Electric Corp.	76,000	2,477,957
	Yasuda Logistics Corp.	77,400	619,820
	Yasunaga Corp.	57,400	526,429
	Yellow Hat, Ltd.	155,800	2,164,717
	Yodogawa Steel Works, Ltd.	107,200	1,686,611
	Yokogawa Bridge Holdings Corp.	140,100	2,459,081
	Yokogawa Electric Corp.	311,300	4,243,130
	Yokohama Reito Co., Ltd.	276,300	2,332,360
	Yokohama Rubber Co., Ltd. (The)	668,800	8,506,407
	Yokowo Co., Ltd.	77,900	1,757,972
	Yomeishu Seizo Co., Ltd.	10,800	189,980
	Yomiuri Land Co., Ltd.	21,100	677,252
	Yondenko Corp.	9,180	202,126
#	Yondoshi Holdings, Inc.	49,600	803,916
	Yorozu Corp.	120,400	1,273,076
#	Yossix Co., Ltd.	14,200	240,296
#	Yotai Refractories Co., Ltd.	112,900	639,306
	Yuasa Funashoku Co., Ltd.	2,900	82,518
	Yuasa Trading Co., Ltd.	74,100	1,994,046
	Yuken Kogyo Co., Ltd.	13,300	167,733
#	Yumeshin Holdings Co., Ltd.	195,400	1,080,230
	Yurtec Corp.	224,000	1,258,211
	Yushiro Chemical Industry Co., Ltd.	42,100	446,414

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yutaka Foods Corp.	4,000	$59,832
	Yutaka Giken Co., Ltd.	1,000	12,956
	Z Holdings Corp.	1,061,100	4,095,130
#	Zaoh Co., Ltd.	18,400	239,461
*	Zappallas, Inc.	11,600	36,753
	Zenitaka Corp. (The)	11,800	388,858
	Zenkoku Hosho Co., Ltd.	172,600	5,029,218
	Zenrin Co., Ltd.	156,750	1,652,324
#	Zensho Holdings Co., Ltd.	314,597	6,192,659
	Zeon Corp.	757,600	6,638,232
#	ZIGExN Co., Ltd.	239,500	698,094
	ZOZO, Inc.	306,900	4,951,997
	Zuiko Corp.	12,800	525,102

TOTAL JAPAN			5,864,006,626

NETHERLANDS — (3.2%)
#	Aalberts NV	715,032	20,135,087
	ABN AMRO Bank NV	829,982	6,382,983
*	Accell Group NV	128,514	2,401,586
	Aegon NV	4,351,514	11,255,820
#	Aegon NV	328,329	853,656
	Akzo Nobel NV	436,938	33,159,128
*	Altice Europe NV	461,648	1,841,837
*	Altice Europe NV, Class B	51,303	205,430
#	AMG Advanced Metallurgical Group NV	106,043	1,784,245
	Amsterdam Commodities NV	95,850	2,065,030
	APERAM SA	350,525	9,082,394
#	Arcadis NV	379,883	5,906,092
#	ArcelorMittal SA	966,770	10,615,137
*	Argenx SE	5,555	830,741
	ASM International NV	213,813	23,639,238
#	ASML Holding NV	109,259	31,912,944
	ASML Holding NV	180,590	52,087,574
	ASR Nederland NV	267,463	7,167,789
*	Basic-Fit NV	45,052	915,171
#	BE Semiconductor Industries NV	534,542	22,122,443
#*	Beter Bed Holding NV	63,960	114,410
#	Boskalis Westminster	420,927	7,296,535
#	Brunel International NV	74,721	471,311
#	Coca-Cola European Partners P.L.C.	160,303	6,402,122
	Corbion NV	374,930	13,479,395
	Euronext NV	247,581	20,785,415
#	Flow Traders	226,794	7,565,757
#	ForFarmers NV	131,430	874,410
#*	Fugro NV	348,210	1,304,360
#	GrandVision NV	218,386	5,809,703
#*	Heijmans NV	130,569	911,343
#	Heineken NV	396,453	33,743,374
	Hunter Douglas NV	8,858	412,832
	IMCD NV	115,234	10,175,627
#	ING Groep NV, Sponsored ADR	895,939	4,927,664
	ING Groep NV	2,595,723	14,543,278
	Intertrust NV	80,587	1,268,289
*	Just Eat Takeaway.com NV	6,519	670,096
*	Just Eat Takeaway.com NV	47,882	4,902,810
#*	Kendrion NV	88,051	1,062,534
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	321,496
	Koninklijke Ahold Delhaize NV	3,769,401	91,522,318
*	Koninklijke BAM Groep NV	1,500,509	2,506,835

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke DSM NV	301,695	$36,976,298
#	Koninklijke KPN NV	10,268,511	23,651,883
	Koninklijke Philips NV	154,191	6,721,567
	Koninklijke Philips NV	490,729	21,547,910
#	Koninklijke Vopak NV	342,700	19,714,443
#*	Nederland Apparatenfabriek	23,644	900,273
	NN Group NV	630,021	18,224,966
#*	OCI NV	313,760	3,788,782
#	Ordina NV	514,156	1,028,324
#	PostNL NV	1,735,422	2,990,221
*	Prosus N.V.	131,782	9,963,514
	Randstad NV	721,027	29,018,119
#	SBM Offshore NV	971,112	12,308,932
	Signify NV	605,704	12,329,916
	Sligro Food Group NV	113,515	1,772,880
#	SNS NV	262,485	0
#	TKH Group NV	238,777	8,377,137
	TomTom NV	323,180	2,544,561
	Unilever NV 904784709	399,547	19,745,613
	Unilever NV NL0000388619	796,683	39,674,237
	Van Lanschot Kempen NV	66,151	1,016,015
#	Wolters Kluwer NV	580,125	42,727,571

TOTAL NETHERLANDS			790,459,401

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	1,472,795	17,529,094
#	Abano Healthcare Group, Ltd.	13,329	19,162
	Air New Zealand, Ltd.	4,509,612	3,682,206
	Arvida Group, Ltd.	37,113	31,001
#	Auckland International Airport, Ltd.	882,798	3,259,986
	Chorus, Ltd.	2,015,375	8,795,180
	Chorus, Ltd., ADR	10,487	225,890
#*	Comvita, Ltd.	14,886	32,185
	Contact Energy, Ltd.	816,885	3,115,406
	EBOS Group, Ltd.	316,797	4,278,648
*	Eroad, Ltd.	30,986	51,295
#	Fisher & Paykel Healthcare Corp., Ltd.	810,394	13,539,039
#	Fletcher Building, Ltd.	1,521,656	3,409,267
#	Fletcher Building, Ltd.	94,146	211,641
#*	Fonterra Co-operative Group, Ltd.	172,729	387,975
	Freightways, Ltd.	480,458	1,951,465
	Genesis Energy, Ltd.	1,287,734	2,202,451
#	Gentrack Group, Ltd.	111,983	101,935
	Hallenstein Glasson Holdings, Ltd.	87,955	206,110
	Heartland Group Holdings, Ltd.	1,547,556	1,061,448
	Infratil, Ltd.	1,686,341	4,721,740
	Kathmandu Holdings, Ltd.	625,339	300,284
	Mainfreight, Ltd.	311,983	6,923,408
	Mercury NZ, Ltd.	559,819	1,556,267
	Meridian Energy, Ltd.	591,256	1,610,995
	Metlifecare, Ltd.	474,165	1,213,249
*	Metro Performance Glass, Ltd.	118,709	12,268
	New Zealand Refining Co., Ltd. (The)	356,424	200,546
#*	NZME, Ltd.	1,016,313	107,457
#	NZX, Ltd.	461,706	360,579
	Oceania Healthcare, Ltd.	15,917	7,428
*	Pacific Edge, Ltd.	20,054	1,257
	PGG Wrightson, Ltd.	15,190	24,654
#	Port of Tauranga, Ltd.	519,138	2,124,553

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Pushpay Holdings, Ltd.	100,550	$262,806
*	Restaurant Brands New Zealand, Ltd.	104,488	765,439
	Ryman Healthcare, Ltd.	531,629	3,878,156
	Sanford, Ltd.	47,374	202,318
#	Scales Corp., Ltd.	251,949	745,355
	Skellerup Holdings, Ltd.	462,083	546,357
*	SKY Network Television, Ltd.	4,168,921	711,588
	SKYCITY Entertainment Group, Ltd.	2,536,472	4,093,622
#	Spark New Zealand, Ltd.	3,405,015	9,215,035
#	Steel & Tube Holdings, Ltd.	731,601	287,067
	Summerset Group Holdings, Ltd.	1,109,823	4,093,137
*	Synlait Milk, Ltd.	123,799	516,936
#	Tourism Holdings, Ltd.	866,736	673,841
*	TOWER, Ltd.	1,358,907	495,684
#	Trustpower, Ltd.	141,110	559,534
	Vector, Ltd.	418,712	901,973
	Vista Group International, Ltd.	5,893	4,464
	Warehouse Group, Ltd. (The)	195,063	256,280
	Z Energy, Ltd.	1,352,945	2,548,685

TOTAL NEW ZEALAND			114,014,346

NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	2,153,116	727,435
#*	Adevinta ASA, Class B	47,090	391,115
	AF Gruppen ASA	37,355	613,822
*	Akastor ASA	705,716	275,211
#*	Aker ASA, Class A	33,691	888,778
	Aker BP ASA	318,898	5,235,503
#*	Aker Solutions ASA	586,527	383,423
	American Shipping Co. ASA	225,981	577,844
*	Archer, Ltd.	536,077	86,171
	Atea ASA	375,218	3,284,768
	Austevoll Seafood ASA	403,053	3,139,712
#	Avance Gas Holding, Ltd.	305,881	649,270
#*	Axactor SE	516,622	336,229
#	B2Holding ASA	20,414	8,232
	Bakkafrost P/F	32,862	1,621,365
#	Bonheur ASA	99,039	1,748,450
	Borregaard ASA	499,645	4,640,232
*	BW Energy, Ltd.	134,640	167,429
	BW LPG, Ltd.	588,577	2,008,141
*	BW Offshore, Ltd.	659,822	1,854,983
	DNB ASA	945,566	11,448,825
#	DNO ASA	4,801,785	2,169,468
	Entra ASA	167,107	2,104,016
#	Equinor ASA	1,582,273	21,909,438
#	Equinor ASA, Sponsored ADR	567,569	7,707,587
	Europris ASA	542,586	1,991,469
#	FLEX LNG, Ltd.	41,173	213,065
#	Frontline, Ltd.	358,128	3,358,634
	Gjensidige Forsikring ASA	120,560	2,127,260
	Golar LNG, Ltd.	19,800	140,382
	Grieg Seafood ASA	394,106	3,865,104
#*	Hexagon Composites ASA	222,565	605,236
	Hoegh LNG Holdings, Ltd.	86,821	94,358
	Itera ASA	52,344	47,351
#*	Kongsberg Automotive ASA	2,256,768	240,668
	Kongsberg Gruppen ASA	110,745	1,423,102
*	Kvaerner ASA	830,954	514,535

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Leroy Seafood Group ASA	287,244	$1,525,467
	Magnora ASA	66,506	50,635
#	Mowi ASA	438,512	7,510,391
#*	NEL ASA	1,892,007	2,315,570
*	Nordic Nanovector ASA	56,294	105,584
*	Nordic Semiconductor ASA	114,609	672,479
	Norsk Hydro ASA	2,263,338	5,741,767
#	Norway Royal Salmon ASA	79,429	1,610,766
#*	Norwegian Air Shuttle ASA	436,458	217,450
*	Norwegian Finans Holding ASA	559,086	2,983,179
#	Norwegian Property ASA	9,501	10,368
#	Ocean Yield ASA	378,220	980,690
#*	Odfjell Drilling, Ltd.	352,086	289,068
*	Odfjell SE, Class A	47,975	109,927
	Olav Thon Eiendomsselskap ASA	20,080	258,353
	Orkla ASA	365,420	3,300,794
*	Otello Corp. ASA	441,225	406,029
*	Panoro Energy ASA	26,622	19,924
#*	PGS ASA	2,171,379	775,321
*	PhotoCure ASA	3,525	23,754
#*	Protector Forsikring ASA	190,142	639,534
*	Q-Free ASA	88,919	34,156
#*	REC Silicon ASA	1,662,567	518,017
	Salmar ASA	75,927	2,959,103
*	Sbanken ASA	66,959	356,593
#	Scatec Solar ASA	266,322	3,877,249
#	Schibsted ASA, Class A	43,207	916,638
	Schibsted ASA, Class B	46,370	900,616
	Selvaag Bolig ASA	187,665	777,648
	Solon Eiendom ASA	46,042	125,525
	SpareBank 1 SR-Bank ASA	591,179	3,754,110
	Stolt-Nielsen, Ltd.	130,485	1,111,710
	Storebrand ASA	1,679,129	8,428,995
*	Subsea 7 SA	796,237	4,370,656
	Telenor ASA	526,041	8,068,962
	TGS NOPEC Geophysical Co. ASA	427,417	6,545,603
#	Tomra Systems ASA	327,758	10,890,349
	Treasure ASA	264,434	251,837
	Veidekke ASA	304,028	2,699,290
#*	Wallenius Wilhelmsen ASA	181,598	199,732
	Wilh Wilhelmsen Holding ASA, Class A	48,941	492,214
#*	XXL ASA	207,996	207,846
	Yara International ASA	109,948	3,734,323

TOTAL NORWAY			179,366,833

PORTUGAL — (0.2%)
	Altri SGPS SA	501,595	2,647,310
#	Banco Comercial Portugues SA, Class R	19,365,605	2,166,681
*	Banco Espirito Santo SA	3,375,184	0
#	CTT-Correios de Portugal SA	546,469	1,289,297
	EDP - Energias de Portugal SA	1,513,448	6,377,472
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	306,877
	EDP Renovaveis SA	607,371	7,446,526
	Galp Energia SGPS SA	833,384	9,618,176
	Jeronimo Martins SGPS SA	640,853	10,864,714
#	Mota-Engil SGPS SA	644,243	811,354
	Navigator Co. SA (The)	1,098,411	2,853,983
	NOS SGPS SA	1,575,603	5,901,584
	Novabase SGPS SA	12,258	36,189

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	$2,725,649
	Semapa-Sociedade de Investimento e Gestao	166,947	1,647,707
	Sonae Capital SGPS SA	448,043	240,972
	Sonae SGPS SA	4,666,221	3,687,497

TOTAL PORTUGAL			58,621,988

SINGAPORE — (0.9%)
*	Abterra, Ltd.	189,000	978
	Accordia Golf Trust	1,937,600	779,889
	AEM Holdings, Ltd.	954,600	1,649,299
	AF Global, Ltd.	94,120	7,759
	Amara Holdings, Ltd.	248,000	63,164
	Ascendas India Trust	1,501,100	1,341,760
#	Avarga, Ltd.	1,027,400	95,954
#	Banyan Tree Holdings, Ltd.	834,700	165,177
#	Best World International, Ltd.	1,252,500	224,538
	Bonvests Holdings, Ltd.	51,600	29,581
	Boustead Projects, Ltd.	147,404	79,274
	Boustead Singapore, Ltd.	1,206,267	511,981
	Bukit Sembawang Estates, Ltd.	554,000	1,534,352
	Bund Center Investment, Ltd.	316,000	119,279
	CapitaLand, Ltd.	2,692,600	5,713,063
#	Centurion Corp., Ltd.	1,091,800	297,046
#	China Aviation Oil Singapore Corp., Ltd.	1,190,400	865,493
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	849,442
#	Chip Eng Seng Corp., Ltd.	2,240,000	821,699
	City Developments, Ltd.	771,400	4,311,931
	Civmec, Ltd.	303,700	72,171
	ComfortDelGro Corp., Ltd.	5,360,269	6,249,124
	Cordlife Group, Ltd.	73,100	19,266
#*	COSCO Shipping International Singapore Co., Ltd.	1,400,300	226,948
#*	Creative Technology, Ltd.	27,000	43,200
	CSE Global, Ltd.	1,460,500	404,250
	Dairy Farm International Holdings, Ltd.	363,900	1,743,890
	DBS Group Holdings, Ltd.	1,291,470	18,182,744
#	Del Monte Pacific, Ltd.	1,725,882	130,813
	Delfi, Ltd.	192,800	92,297
*	DMX Technologies Group, Ltd.	256,000	0
	Duty Free International, Ltd.	206,500	20,068
	Elec & Eltek International Co., Ltd.	28,700	61,722
#*	Ezion Holdings, Ltd.	16,915,348	97,163
#*	Ezra Holdings, Ltd.	7,898,145	59,975
	Far East Orchard, Ltd.	628,636	449,852
#	First Resources, Ltd.	2,627,600	2,338,930
	Food Empire Holdings, Ltd.	941,600	338,798
	Fragrance Group, Ltd.	1,448,000	116,013
#	Frasers Property, Ltd.	1,089,100	946,204
#	Frencken Group, Ltd.	1,531,700	798,652
	Fu Yu Corp., Ltd.	2,511,800	407,241
*	Gallant Venture, Ltd.	2,485,000	197,099
	Genting Singapore, Ltd.	4,413,100	2,448,688
#	Geo Energy Resources, Ltd.	3,320,700	176,758
	GK Goh Holdings, Ltd.	14,200	7,741
	GL, Ltd.	1,524,400	623,308
	Golden Agri-Resources, Ltd.	26,025,369	2,861,951
#	Golden Energy & Resources, Ltd.	673,700	83,950
	GP Industries, Ltd.	174,000	62,725
#	Great Eastern Holdings, Ltd.	47,600	630,042
	GSH Corp., Ltd.	52,560	7,305

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	GuocoLand, Ltd.	817,821	$818,109
#*	Halcyon Agri Corp., Ltd.	865,546	227,938
	Haw Par Corp., Ltd.	52,800	382,721
	Hiap Hoe, Ltd.	128,000	60,659
#	Hi-P International, Ltd.	792,700	596,975
	Ho Bee Land, Ltd.	936,500	1,370,759
#	Hong Fok Corp., Ltd.	1,560,588	818,709
*	Hong Leong Asia, Ltd.	2,852,000	1,044,198
	Hong Leong Finance, Ltd.	14,300	23,162
	Hongkong Land Holdings, Ltd.	935,300	3,912,495
	Hotel Grand Central, Ltd.	179,659	118,924
	Hour Glass, Ltd. (The)	282,700	124,098
	Hutchison Port Holdings Trust	22,938,300	2,972,804
	Hwa Hong Corp., Ltd.	280,000	55,656
#*	Hyflux, Ltd.	2,064,700	206
	iFAST Corp., Ltd.	361,000	263,086
#	IGG, Inc.	4,125,000	2,622,692
#	Indofood Agri Resources, Ltd.	11,359,500	2,471,041
	InnoTek, Ltd.	87,000	23,851
#	Japfa, Ltd.	3,243,580	1,305,345
	Jardine Cycle & Carriage, Ltd.	135,997	1,933,593
	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#*	k1 Ventures, Ltd.	657,240	0
	Keppel Corp., Ltd.	2,449,700	10,341,955
	Keppel Infrastructure Trust	7,820,050	2,738,551
	KSH Holdings, Ltd.	555,650	116,224
#	Lian Beng Group, Ltd.	1,715,700	461,013
#	Low Keng Huat Singapore, Ltd.	293,000	80,549
	Lum Chang Holdings, Ltd.	192,900	43,158
	Mandarin Oriental International, Ltd.	81,600	113,970
#	Metro Holdings, Ltd.	1,525,000	760,272
	Mewah International, Inc.	47,900	6,791
#*	Midas Holdings, Ltd.	4,664,147	119,072
#*	mm2 Asia, Ltd.	1,318,000	165,805
	Nera Telecommunications, Ltd.	43,600	5,596
	NSL, Ltd.	75,000	42,449
#	Olam International, Ltd.	1,579,900	1,672,697
	OUE, Ltd.	1,353,000	1,074,135
	Oversea-Chinese Banking Corp., Ltd.	2,210,366	14,102,822
#	Oxley Holdings, Ltd.	5,337,652	864,839
	Pan-United Corp., Ltd.	335,000	67,360
#	Penguin International, Ltd.	479,533	172,526
	Perennial Real Estate Holdings, Ltd.	61,700	19,850
#	Q&M Dental Group Singapore, Ltd.	388,700	132,309
	QAF, Ltd.	1,193,765	692,021
#*	Raffles Education Corp., Ltd.	14,601,927	796,466
	Raffles Medical Group, Ltd.	1,104,887	679,396
#	Riverstone Holdings, Ltd.	725,600	601,191
#	SATS, Ltd.	1,703,492	3,946,640
	SBS Transit, Ltd.	54,000	115,431
#	Sembcorp Industries, Ltd.	6,687,000	7,660,666
#*	Sembcorp Marine, Ltd.	878,400	464,391
	Sheng Siong Group, Ltd.	2,602,700	2,727,260
#*	SHS Holdings, Ltd.	948,600	106,989
	SIA Engineering Co., Ltd.	145,200	191,672
	SIIC Environment Holdings, Ltd.	3,411,980	553,918
#	Sinarmas Land, Ltd.	4,408,800	585,664
	Sing Holdings, Ltd.	392,300	91,534
#	Singapore Airlines, Ltd.	2,676,800	11,575,164

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Exchange, Ltd.	1,174,700	$8,010,397
#	Singapore Post, Ltd.	4,392,916	2,263,641
#	Singapore Press Holdings, Ltd.	2,045,000	2,196,028
	Singapore Reinsurance Corp., Ltd.	55,000	10,713
	Singapore Shipping Corp., Ltd.	137,000	22,310
	Singapore Technologies Engineering, Ltd.	2,281,400	5,524,965
	Singapore Telecommunications, Ltd.	5,059,750	10,110,580
	Stamford Land Corp., Ltd.	1,218,300	318,885
	StarHub, Ltd.	2,486,410	2,619,347
	Straits Trading Co., Ltd.	14,800	16,933
#	Sunningdale Tech, Ltd.	847,580	604,564
*	SunVic Chemical Holdings, Ltd.	638,600	1,857
#*	Swiber Holdings, Ltd.	1,301,500	18,828
	Tiong Woon Corp. Holding, Ltd.	160,750	45,387
#	Tuan Sing Holdings, Ltd.	3,451,145	609,956
	UMS Holdings, Ltd.	2,151,287	1,238,056
	United Industrial Corp., Ltd.	542,123	865,321
	United Overseas Bank, Ltd.	1,025,789	14,657,606
	United Overseas Insurance, Ltd.	1,900	8,856
	UOB-Kay Hian Holdings, Ltd.	689,212	586,050
#	UOL Group, Ltd.	1,397,988	6,723,858
	Venture Corp., Ltd.	888,900	9,934,062
	Vicom, Ltd.	2,400	13,571
	Wee Hur Holdings, Ltd.	917,300	116,627
	Wilmar International, Ltd.	404,000	1,017,385
#	Wing Tai Holdings, Ltd.	2,220,224	2,714,365
	XP Power, Ltd.	11,538	461,260
	Yangzijiang Shipbuilding Holdings Ltd.	5,240,400	3,633,853
	Yeo Hiap Seng, Ltd.	63,135	37,344
*	Yongnam Holdings, Ltd.	1,649,400	98,915

TOTAL SINGAPORE			218,879,434

SPAIN — (2.0%)
#	Acciona SA	186,892	18,523,750
	Acerinox SA	683,144	5,146,239
	ACS Actividades de Construccion y Servicios SA	566,220	14,159,133
#*	Adveo Group International SA	60,568	6,033
	Aena SME SA	73,162	9,261,234
	Alantra Partners SA	1,298	16,248
	Almirall SA	236,598	3,051,184
	Amadeus IT Group SA	356,233	17,003,874
*	Amper SA	3,841,033	714,140
	Applus Services SA	733,583	4,812,860
	Atresmedia Corp. de Medios de Comunicacion SA	599,582	1,552,239
	Azkoyen SA	55,415	353,515
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	9,108,392
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	465,803	1,490,570
	Banco de Sabadell SA	20,917,756	8,672,419
	Banco Santander SA	13,394,582	29,928,678
#	Banco Santander SA, Sponsored ADR	2,307,299	5,006,839
#	Bankia SA	2,116,832	2,154,171
	Bankinter SA	911,855	3,764,339
	Bolsas y Mercados Espanoles SHMSF SA	342,439	12,495,051
	CaixaBank SA	4,714,766	8,482,455
#*	Caja de Ahorros del Mediterraneo	21,176	0
	Cellnex Telecom SA	245,665	12,849,450
	Cia de Distribucion Integral Logista Holdings SA	254,164	4,536,900
	CIE Automotive SA	310,423	5,408,266
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	2,504,452

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Ebro Foods SA	175,748	$3,740,078
*	eDreams ODIGEO SA	196,236	460,430
	Elecnor SA	48,049	438,636
	Enagas SA	1,219,596	28,467,467
#	Ence Energia y Celulosa SA	882,960	2,837,718
	Endesa SA	341,867	7,582,668
	Ercros SA	759,704	2,141,491
	Euskaltel SA	429,723	3,425,214
	Faes Farma SA	1,207,964	5,281,809
	Ferrovial SA	135,115	3,383,247
*	Fluidra SA	170,867	1,904,081
	Fomento de Construcciones y Contratas SA	42,312	401,859
*	Global Dominion Access SA	496,169	1,526,489
#	Grifols SA	340,809	11,630,747
	Grupo Catalana Occidente SA	101,887	1,980,116
#*	Grupo Empresarial San Jose SA	103,528	512,255
#*	Grupo Ezentis SA	788,396	261,080
	Iberdrola S.A.	7,929,855	78,884,419
	Iberpapel Gestion SA	6,469	144,460
*	Indra Sistemas SA	820,851	7,079,008
	Industria de Diseno Textil SA	682,305	17,475,463
	Laboratorios Farmaceuticos Rovi SA	4,602	131,211
	Liberbank SA	7,661,199	1,532,325
	Mapfre SA	2,967,401	5,445,172
*	Masmovil Ibercom SA	198,272	3,743,730
	Mediaset Espana Comunicacion SA	1,212,258	4,343,877
	Melia Hotels International SA	433,190	1,987,744
	Miquel y Costas & Miquel SA	121,816	1,522,674
	Naturgy Energy Group SA	717,090	12,669,176
#*	Obrascon Huarte Lain SA	720,003	580,003
*	Pharma Mar SA	171,172	1,023,394
	Prim SA	5,935	59,151
*	Promotora de Informaciones SA, Class A	1,461,126	965,467
	Prosegur Cia de Seguridad SA	1,241,277	2,737,524
#*	Quabit Inmobiliaria SA	268,802	129,094
#*	Realia Business SA	735,022	589,891
	Red Electrica Corp. SA	743,271	13,082,960
	Repsol SA, Sponsored ADR	99,309	894,777
	Repsol SA	2,037,918	18,497,826
	Sacyr S.A.	2,269,153	4,255,738
	Siemens Gamesa Renewable Energy SA	364,536	5,422,729
*	Solaria Energia y Medio Ambiente SA	163,059	1,663,752
*	Talgo SA	315,530	1,527,508
*	Tecnicas Reunidas SA	84,086	1,288,561
#	Telefonica SA, Sponsored ADR	237,585	1,083,388
	Telefonica SA	4,821,976	22,048,406
	Tubacex SA	311,537	467,127
	Unicaja Banco SA	361,111	195,389
	Vidrala SA	60,822	5,448,496
	Viscofan SA	277,148	17,761,920
	Vocento SA	126,195	106,028
	Zardoya Otis SA	640,423	4,457,059

TOTAL SPAIN			496,223,263

SWEDEN — (2.5%)
	AAK AB	131,564	2,148,947
	AcadeMedia AB	26,499	136,906
*	Adapteo Oyj	216,372	1,551,551
#	AddLife AB, Class B	31,364	993,238

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	AddTech AB, Class B	192,372	$5,215,314
*	AF POYRY AB	324,520	5,895,904
#*	Alfa Laval AB	266,076	4,972,145
#	Alimak Group AB	73,926	794,200
*	Arise AB	8,257	28,936
	Arjo AB, Class B	693,317	3,424,275
	Assa Abloy AB, Class B	181,740	3,253,496
	Atlas Copco AB, Class A	564,146	19,442,987
	Atlas Copco AB, Class B	327,827	10,140,297
	Atrium Ljungberg AB, Class B	124,107	1,719,927
*	Attendo AB	57,348	217,952
	Avanza Bank Holding AB	371,655	4,490,263
	Axfood AB	271,797	5,781,890
	BE Group AB	7,096	20,753
	Beijer Alma AB	153,928	1,468,598
	Beijer Electronics Group AB	9,204	35,799
	Beijer Ref AB	160,799	3,304,014
	Bergman & Beving AB	126,274	743,986
	Betsson AB	768,863	4,332,691
	Bilia AB, Class A	686,833	4,657,959
	BillerudKorsnas AB	577,185	7,276,576
	BioGaia AB, Class B	90,115	4,342,411
	Biotage AB	219,606	2,714,693
	Bjorn Borg AB	89,330	106,867
#	Boliden AB	1,039,627	20,956,176
	Bonava AB, Class B	257,539	1,248,243
*	Bravida Holding AB	68,859	555,959
*	Bufab AB	111,518	899,004
#*	Bulten AB	85,234	444,795
	Bure Equity AB	304,205	5,554,443
#*	Byggmax Group AB	428,825	1,850,552
	Castellum AB	268,833	4,715,279
	Catena AB	47,450	1,509,844
	Clas Ohlson AB, Class B	174,296	1,529,677
*	Cloetta AB, Class B	1,150,942	2,650,379
#*	Collector AB	96,549	148,392
	Coor Service Management Holding AB	68,367	449,945
	Dios Fastigheter AB	329,506	2,029,023
*	Dometic Group AB	1,027,023	6,863,952
*	Doro AB	98,776	327,319
	Duni AB	125,724	1,031,794
	Dustin Group AB	265,651	1,355,857
	Eastnine AB	116,308	1,329,321
	Elanders AB, Class B	17,769	90,719
#	Electrolux AB, Class B	644,335	8,810,546
#*	Electrolux Professional AB, Class B	644,335	1,483,416
#	Elekta AB, Class B	454,631	4,130,503
*	Eltel AB	76,428	155,219
*	Enea AB	45,729	618,458
	Epiroc AB, Class A	553,643	5,540,650
#	Epiroc AB, Class B	327,620	3,232,331
*	Essity AB, Class A	28,522	924,533
*	Essity AB, Class B	650,088	21,058,529
	eWork Group AB	24,860	161,961
	Fabege AB	175,437	2,078,212
	Fagerhult AB	133,282	515,220
#*	Fastighets AB Balder, Class B	99,308	3,924,373
#*	Fingerprint Cards AB, Class B	393,204	618,078
	Getinge AB, Class B	437,177	8,379,501

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Granges AB	487,189	$3,559,828
*	Gunnebo AB	459,178	817,445
	Haldex AB	236,142	856,776
#	Hennes & Mauritz AB, Class B	699,905	9,567,414
#	Hexagon AB, Class B	102,041	5,007,350
*	Hexpol AB	652,920	4,690,733
	HIQ International AB	268,795	1,111,272
#*	HMS Networks AB	25,383	437,223
#*	Hoist Finance AB	378,362	1,042,005
	Holmen AB, Class B	278,890	8,001,400
	Hufvudstaden AB, Class A	156,396	2,003,985
	Humana AB	14,706	62,635
	Husqvarna AB, Class A	104,942	648,049
#	Husqvarna AB, Class B	1,103,828	6,642,053
	ICA Gruppen AB	80,309	3,513,952
#	Indutrade AB	206,190	6,628,793
#*	International Petroleum Corp.	370,264	577,228
#	Intrum AB	264,978	4,039,146
	Inwido AB	360,784	2,074,071
*	ITAB Shop Concept AB, Class B	23,230	26,879
	JM AB	390,280	7,232,803
	Kindred Group P.L.C.	787,797	3,730,452
	Klovern AB, Class B	2,186,674	2,953,688
*	KNOW IT AB	133,891	1,967,751
	Kungsleden AB	600,604	4,573,870
	Lagercrantz Group AB, Class B	238,294	3,297,376
	Lifco AB, Class B	34,666	1,638,581
	Lindab International AB	375,471	3,440,434
	Loomis AB, Class B	547,033	13,339,804
	Lundin Energy AB	188,014	4,837,423
#*	Medivir AB, Class B	106,690	178,044
#*	Mekonomen AB	209,140	1,083,100
#	Millicom International Cellular SA	196,558	5,107,774
*	Modern Times Group MTG AB, Class B	50,553	508,592
	Momentum Group AB, Class B	110,949	1,010,038
	Mycronic AB	284,010	4,744,292
	NCC AB, Class B	20,499	312,503
#*	Nederman Holding AB	5,515	60,337
#*	Net Insight AB, Class B	554,021	102,583
#	New Wave Group AB, Class B	294,978	890,920
	Nibe Industrier AB, Class B	238,505	4,449,731
	Nobia AB	654,068	2,445,512
#	Nobina AB	766,322	4,178,785
	Nolato AB, Class B	129,594	6,811,397
	Nordic Entertainment Group AB, Class B	36,222	858,512
	Nordic Waterproofing Holding A.S.	33,630	291,602
	NP3 Fastigheter AB	22,206	181,507
*	Nyfosa AB	464,000	2,840,989
*	OEM International AB, Class B	15,561	322,342
*	Orexo AB	2,136	13,962
*	Pandox AB	196,427	2,081,362
	Peab AB, Class B	1,126,556	8,582,036
	Platzer Fastigheter Holding AB, Class B	24,269	186,334
	Pricer AB, Class B	494,193	994,929
	Proact IT Group AB	36,952	474,469
*	Profilgruppen AB, Class B	855	6,103
*	Qliro Group AB	466,637	210,588
*	Ratos AB, Class B	1,784,619	4,224,373
*	RaySearch Laboratories AB	102,620	780,139

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Recipharm AB, Class B	121,825	$1,447,448
	Resurs Holding AB	207,941	765,123
	Rottneros AB	339,573	330,978
#*	Saab AB, Class B	211,462	4,823,471
#	Sagax AB, Class B	155,700	1,685,633
	Samhallsbyggnadsbolaget i Norden AB	2,283,946	4,422,992
	Samhallsbyggnadsbolaget i Norden AB	6,026	16,306
*	Sandvik AB	1,056,266	16,248,978
#*	SAS AB	1,876,825	1,754,846
	Scandi Standard AB	300,827	1,966,687
#	Scandic Hotels Group AB	340,584	1,560,416
	Sectra AB, Class B	32,157	1,366,927
#	Securitas AB, Class B	622,858	7,369,782
*	Semcon AB	51,223	285,896
#*	Sensys Gatso Group AB	1,882,909	218,581
	Sintercast AB	2,304	29,617
	Skandinaviska Enskilda Banken AB, Class A	1,403,765	11,556,439
#	Skandinaviska Enskilda Banken AB, Class C	14,509	129,626
*	Skanska AB, Class B	571,423	10,871,733
	SKF AB, Class A	32,620	514,769
	SKF AB, Class B	1,184,400	18,694,111
#	SkiStar AB	263,849	2,450,983
*	SSAB AB, Class A	89,315	217,137
#*	SSAB AB, Class A	740,263	1,778,192
*	SSAB AB, Class B, Share, Class B	505,629	1,165,968
#*	SSAB AB, Class B	1,548,235	3,578,292
#*	Svenska Cellulosa AB SCA, Class A	43,068	461,842
*	Svenska Cellulosa AB SCA, Class B	1,193,010	12,653,914
#*	Svenska Handelsbanken AB, Class A	1,316,588	12,016,943
#*	Svenska Handelsbanken AB, Class B	30,006	299,466
	Sweco AB, Class B	135,193	4,618,814
#	Swedbank AB, Class A	781,412	9,247,340
	Swedish Match AB	230,668	14,254,461
#*	Swedish Orphan Biovitrum AB	124,761	2,390,313
	Systemair AB	19,017	268,589
#	Tele2 AB, Class B	325,049	4,191,381
	Telefonaktiebolaget LM Ericsson, Class A	10,935	103,281
	Telefonaktiebolaget LM Ericsson, Class B	517,664	4,422,485
#	Telia Co. AB	3,619,827	12,586,002
	Thule Group AB	291,257	5,431,026
*	Trelleborg AB, Class B	523,354	6,664,345
	Troax Group AB	98,981	1,133,770
*	VBG Group AB, Class B	1,127	15,555
#	Vitrolife AB	78,047	1,416,206
	Volvo AB, Class A	375,732	4,803,098
	Volvo AB, Class B	2,990,796	38,325,742
	Wallenstam AB, Class B	347,593	3,604,687
	Wihlborgs Fastigheter AB	393,158	5,610,037

TOTAL SWEDEN			618,408,280

SWITZERLAND — (7.3%)
	ABB, Ltd.	1,288,908	24,466,399
	Adecco Group AG	675,237	29,548,846
#*	Alcon, Inc.	190,639	10,067,624
*	Alcon, Inc.	541,064	28,555,738
	Allreal Holding AG	77,704	14,432,886
	ALSO Holding AG	31,961	6,575,193
*	ams AG	289,369	3,798,505
	APG SGA SA	5,349	981,085

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Arbonia AG	250,748	$2,126,157
*	Aryzta AG	4,506,042	1,830,912
*	Ascom Holding AG	142,406	1,080,026
#*	Autoneum Holding AG	20,061	1,763,413
#	Bachem Holding AG, Class B	6,349	1,499,823
	Baloise Holding AG	164,207	24,568,227
	Banque Cantonale de Geneve	3,672	692,699
	Banque Cantonale Vaudoise	12,058	10,646,853
	Barry Callebaut AG	6,266	12,269,006
	Belimo Holding AG	1,448	9,640,197
*	Bell Food Group AG	6,989	1,784,886
	Bellevue Group AG	41,301	928,578
	Berner Kantonalbank AG	10,218	2,382,428
	BKW AG	54,229	4,398,830
#	Bobst Group SA	58,454	2,917,864
	Bossard Holding AG, Class A	38,059	4,746,821
	Bucher Industries AG	39,043	11,011,495
	Burckhardt Compression Holding AG	7,677	1,557,742
	Burkhalter Holding AG	18,566	1,201,956
	Calida Holding AG	8,643	265,772
	Carlo Gavazzi Holding AG	899	168,032
	Cembra Money Bank AG	105,738	10,052,282
	Chocoladefabriken Lindt & Spruengli AG	60	5,037,380
#	Cicor Technologies, Ltd.	7,703	301,943
	Cie Financiere Richemont SA	431,642	24,488,532
	Cie Financiere Tradition SA	2,784	325,972
#	Clariant AG	395,563	7,312,277
	Coltene Holding AG	20,543	1,372,242
	Conzzeta AG	5,748	4,926,307
	Credit Suisse Group AG	1,930,668	17,628,228
	Credit Suisse Group AG, Sponsored ADR	383,780	3,469,368
	Daetwyler Holding AG	25,479	4,366,621
	DKSH Holding AG	127,393	7,173,615
	dormakaba Holding AG	14,005	6,989,071
*	Dottikon Es Holding AG	175	135,240
#	Dufry AG	190,205	6,228,355
	EFG International AG	544,262	3,379,462
	Emmi AG	9,656	8,869,543
	EMS-Chemie Holding AG	13,831	8,944,121
	Energiedienst Holding AG	8,178	260,074
*	Evolva Holding SA	883,470	201,748
#	Feintool International Holding AG	11,244	550,935
	Fenix Outdoor International AG	4,472	357,563
*	Flughafen Zurich AG	108,701	13,442,694
	Forbo Holding AG	5,650	7,587,941
#*	GAM Holding AG	1,142,022	2,397,567
	Geberit AG	59,452	26,587,103
	Georg Fischer AG	26,843	20,032,896
	Givaudan SA	5,620	18,845,452
	Gurit Holding AG	2,418	3,448,254
	Helvetia Holding AG	182,883	16,670,793
*	Hiag Immobilien Holding AG	1,481	135,601
#*	HOCHDORF Holding AG	4,528	299,991
	Huber & Suhner AG	50,255	3,209,247
	Implenia AG	82,422	3,371,230
	Inficon Holding AG	9,069	6,130,271
	Interroll Holding AG	3,126	5,943,662
	Intershop Holding AG	5,372	2,757,787
	Investis Holding SA	2,592	219,605

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	IWG P.L.C.	4,444,107	$13,289,361
	Julius Baer Group, Ltd.	801,634	31,484,300
	Jungfraubahn Holding AG	2,116	289,412
	Kardex AG	45,390	6,555,415
#*	Komax Holding AG	23,384	3,391,771
#	Kudelski SA	195,954	691,179
	Kuehne + Nagel International AG	83,859	11,995,380
	LafargeHolcim, Ltd.	370,671	15,395,063
	LafargeHolcim, Ltd.	170,271	7,120,300
*	Lastminute.com NV	17,260	379,171
	LEM Holding SA	2,492	3,222,741
	Liechtensteinische Landesbank AG	31,263	1,781,855
	Logitech International SA	377,320	18,172,959
#	Logitech International SA	159,615	7,706,212
	Lonza Group AG	72,147	31,504,111
	Luzerner Kantonalbank AG	8,487	3,444,987
*	Meier Tobler Group AG	9,351	117,544
	Metall Zug AG	585	1,105,899
#*	Meyer Burger Technology AG	766,650	194,762
*	Mikron Holding AG	51,263	254,956
#	Mobilezone Holding AG	179,391	1,588,594
	Mobimo Holding AG	39,810	10,973,713
	Nestle SA	2,748,677	291,112,434
#	Novartis AG, Sponsored ADR	953,193	80,764,043
	Novartis AG	426,655	36,410,078
	OC Oerlikon Corp. AG	1,256,699	9,437,858
#*	Orascom Development Holding AG	59,619	515,421
#	Orell Fuessli Holding AG	613	58,720
	Orior AG	25,500	2,118,194
	Partners Group Holding AG	29,533	23,273,183
	Phoenix Mecano AG	1,664	636,494
#	Plazza AG, Class A	2,576	745,154
	PSP Swiss Property AG	118,891	13,811,254
	Rieter Holding AG	19,944	1,945,317
	Roche Holding AG CH0012032048	634,350	219,673,721
	Roche Holding AG CH0012032113	24,321	8,446,823
	Romande Energie Holding SA	544	590,829
	Schaffner Holding AG	1,819	301,771
	Schindler Holding AG	25,948	5,579,998
#*	Schmolz + Bickenbach AG	2,339,162	438,963
	Schweiter Technologies AG	5,770	5,725,274
	SFS Group AG	80,464	6,367,229
	SGS SA	9,015	20,335,144
	Siegfried Holding AG	23,897	10,892,581
	Sika AG	258,120	42,695,412
	Sonova Holding AG	89,059	16,085,269
	St Galler Kantonalbank AG	7,760	3,350,741
	Straumann Holding AG	5,667	4,311,608
	Sulzer AG	119,494	8,451,743
	Sunrise Communications Group AG	297,926	23,864,331
	Swatch Group AG (The)	60,388	12,117,558
	Swatch Group AG (The)	104,250	4,052,969
	Swiss Life Holding AG	65,923	23,377,824
	Swiss Prime Site AG	275,894	26,266,901
	Swiss Re AG	259,885	18,884,880
	Swisscom AG	97,290	50,551,093
	Swissquote Group Holding SA	48,401	3,143,213
#	Temenos AG	174,866	22,659,392
#	Thurgauer Kantonalbank	1,440	154,324

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Tornos Holding AG	25,100	$111,513
	TX Group AG	5,982	397,984
	u-blox Holding AG	46,946	3,288,296
	UBS Group AG	2,371,988	25,398,048
#*	UBS Group AG	916,799	9,864,757
	Valiant Holding AG	63,040	6,089,300
*	Valora Holding AG	22,808	4,096,960
	VAT Group AG	93,851	15,489,298
	Vaudoise Assurances Holding SA	4,205	2,048,780
	Vetropack Holding AG	697	2,052,163
	Vifor Pharma AG	108,165	16,227,346
*	Von Roll Holding AG	106,896	60,539
	Vontobel Holding AG	141,230	7,334,150
	VP Bank AG	15,147	2,002,834
	VZ Holding AG	27,325	1,907,553
	Walliser Kantonalbank	1,730	192,391
#	Warteck Invest AG	94	200,238
#	Ypsomed Holding AG	13,559	1,778,404
	Zehnder Group AG	47,987	1,880,448
	Zug Estates Holding AG, Class B	294	586,406
	Zuger Kantonalbank AG	176	1,147,854
	Zurich Insurance Group AG	125,608	39,824,560

TOTAL SWITZERLAND			1,781,146,214

UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	1,810,267	17,783,812
	4imprint Group P.L.C.	9,216	216,986
	888 Holdings P.L.C.	1,292,347	2,346,773
	A.G. Barr P.L.C.	403,562	2,506,890
	AA P.L.C.	2,050,858	698,373
	Admiral Group P.L.C.	344,764	10,060,409
#	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,504,354	8,675,094
	Air Partner P.L.C.	65,873	32,171
	Alliance Pharma P.L.C.	36,599	34,805
	Allied Minds P.L.C.	24,540	9,709
	Anglo American P.L.C.	2,586,822	46,006,755
	Anglo Pacific Group P.L.C.	516,225	1,030,695
	Anglo-Eastern Plantations P.L.C.	16,018	96,649
	Antofagasta P.L.C.	827,701	8,475,590
#	Arrow Global Group P.L.C.	899,198	1,141,743
	Ascential P.L.C.	20,467	65,000
#	Ashmore Group P.L.C.	1,429,976	6,817,886
	Ashtead Group P.L.C.	958,609	26,184,621
	Associated British Foods P.L.C.	362,725	8,610,849
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	75,522,851
	AstraZeneca P.L.C.	290,220	30,354,690
	Auto Trader Group P.L.C.	2,803,643	16,139,181
	AVEVA Group P.L.C.	30,017	1,347,231
	Aviva P.L.C.	7,181,142	21,716,686
	Avon Rubber P.L.C.	69,625	2,319,561
	B&M European Value Retail SA	4,285,480	17,921,641
	Babcock International Group P.L.C.	1,719,795	9,109,178
	BAE Systems P.L.C.	4,442,831	28,338,295
	Balfour Beatty P.L.C.	1,360,450	4,427,860
	Bank of Georgia Group P.L.C.	159,458	2,001,432
#	Barclays P.L.C., Sponsored ADR	3,803,219	20,119,028
	Barratt Developments P.L.C.	1,873,450	12,213,687
	Beazley P.L.C.	1,547,153	7,649,961

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway P.L.C.	687,041	$22,989,301
	Berkeley Group Holdings P.L.C.	347,454	18,238,920
	BHP Group P.L.C., ADR	721,817	24,137,560
	BHP Group P.L.C.	1,655,835	27,793,144
	Biffa P.L.C.	12,170	33,640
	Bloomsbury Publishing P.L.C.	85,289	221,097
	Bodycote P.L.C.	1,291,917	9,451,502
*	Boohoo Group P.L.C.	993,682	4,037,751
#	BP P.L.C., Sponsored ADR	5,300,096	126,142,285
	BP P.L.C.	4,828,529	19,026,399
	Braemar Shipping Services P.L.C.	71,897	92,218
	Brewin Dolphin Holdings P.L.C.	1,887,796	6,504,492
#	British American Tobacco P.L.C., Sponsored ADR	341,276	13,019,679
	British American Tobacco P.L.C.	1,148,738	44,277,203
	Britvic P.L.C.	1,592,483	14,658,357
	BT Group P.L.C.	11,553,408	16,839,333
	Bunzl P.L.C.	284,399	6,172,808
	Burberry Group P.L.C.	862,728	14,979,998
	Burford Capital, Ltd.	117,458	737,851
*	Cairn Energy P.L.C.	4,081,418	5,750,491
*	Capita P.L.C.	1,367,959	669,819
	Capital & Counties Properties P.L.C.	2,677,277	5,591,227
	Card Factory P.L.C.	1,673,313	881,777
	CareTech Holdings P.L.C.	44,800	236,901
	Carnival P.L.C.	18,870	260,033
	Carnival P.L.C., ADR	128,398	1,787,300
	Carr’s Group P.L.C.	38,739	55,233
	Castings P.L.C.	57,646	238,026
	Centamin P.L.C.	7,769,534	15,043,167
	Centaur Media P.L.C.	126,418	41,397
	Central Asia Metals P.L.C.	8,860	15,879
	Centrica P.L.C.	15,040,499	7,522,598
	Charles Stanley Group P.L.C.	6,583	23,614
	Chemring Group P.L.C.	926,852	2,305,335
	Chesnara P.L.C.	221,914	928,553
	Cineworld Group P.L.C.	5,615,128	4,629,327
#*	Circassia Pharmaceuticals P.L.C.	71,546	25,175
	Clarkson P.L.C.	83,511	2,621,446
	Clipper Logistics P.L.C.	37,734	100,869
	Close Brothers Group P.L.C.	804,004	11,025,307
	CLS Holdings P.L.C.	170,448	441,794
	CMC Markets P.L.C.	698,282	1,762,179
	Coca-Cola HBC AG	415,356	10,524,589
	Compass Group P.L.C.	1,278,365	21,511,562
	Computacenter P.L.C.	539,478	9,859,499
*	Concentric AB	239,555	2,700,616
	Connect Group P.L.C.	219,849	53,905
	ConvaTec Group P.L.C.	1,702,458	4,547,134
#	Costain Group P.L.C.	707,971	702,500
	Countryside Properties P.L.C.	289,093	1,472,868
*	Countrywide P.L.C.	29,988	25,513
	Cranswick P.L.C.	274,255	12,827,919
	Crest Nicholson Holdings P.L.C.	1,449,091	4,669,244
	Croda International P.L.C.	289,494	17,751,667
	CVS Group P.L.C.	9,836	113,159
	Daejan Holdings P.L.C.	10,898	1,103,580
	Daily Mail & General Trust P.L.C., Class A	301,281	2,675,580
	Dart Group P.L.C.	10,175	82,203
	DCC P.L.C.	69,050	4,910,066

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	De La Rue P.L.C.	559,208	$470,303
#	Debenhams P.L.C.	21,462,104	0
	Devro P.L.C.	993,666	1,987,831
	DFS Furniture P.L.C.	18,998	36,159
#	Diageo P.L.C., Sponsored ADR	204,369	28,335,762
	Diageo P.L.C.	319,548	11,001,988
*	Dialight P.L.C.	28,755	71,723
*	Dialog Semiconductor P.L.C.	277,333	8,709,603
#	Dignity P.L.C.	262,978	803,107
	Diploma P.L.C.	598,813	12,979,082
	Direct Line Insurance Group P.L.C.	7,601,210	25,897,607
	DiscoverIE Group P.L.C.	133,196	833,536
	Dixons Carphone P.L.C.	4,622,824	4,493,874
	Domino’s Pizza Group P.L.C.	2,033,201	8,810,644
	Drax Group P.L.C.	1,995,880	5,232,401
	DS Smith P.L.C.	4,797,195	18,809,562
	Dunelm Group P.L.C.	442,590	5,113,592
	Dyson Group P.L.C.	3,999	24
#	easyJet P.L.C.	549,566	4,162,804
	Electrocomponents P.L.C.	1,801,733	13,087,818
	Elementis P.L.C.	2,668,336	2,348,764
	EMIS Group P.L.C.	21,087	277,978
*	EnQuest P.L.C.	8,713,469	1,245,421
	Epwin Group P.L.C.	9,451	9,781
	Equiniti Group P.L.C.	340,558	734,216
	Essentra P.L.C.	771,718	2,708,642
	Euromoney Institutional Investor P.L.C.	195,605	2,032,659
	Evraz P.L.C.	1,461,075	4,841,719
	Experian P.L.C.	715,099	21,474,683
	FDM Group Holdings P.L.C.	49,339	464,919
	Ferguson P.L.C.	237,763	17,143,238
	Ferrexpo P.L.C.	2,807,721	4,754,542
	Fevertree Drinks P.L.C.	120,512	2,630,320
*	Firstgroup P.L.C.	8,185,725	6,892,882
	Forterra P.L.C.	327,376	992,000
*	Foxtons Group P.L.C.	378,407	202,544
*	Frasers Group P.L.C.	1,237,773	4,050,784
#	Fresnillo P.L.C.	235,481	2,091,828
*	Frontier Developments P.L.C.	1,010	19,312
	Fuller Smith & Turner P.L.C., Class A	44,042	388,669
#	G4S P.L.C.	5,883,030	8,076,116
	Galliford Try Holdings P.L.C.	793,180	1,501,472
	Games Workshop Group P.L.C.	112,202	8,491,960
*	Gamesys Group P.L.C.	156,570	1,729,920
	Gamma Communications P.L.C.	6,509	109,322
*	Gem Diamonds, Ltd.	2,111,795	1,013,085
#	Genel Energy P.L.C.	212,767	312,371
	Genus P.L.C.	143,201	6,152,240
*	Georgia Capital P.L.C.	120,349	635,370
	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	43,341,902
	GlaxoSmithKline P.L.C.	1,782,898	37,195,874
	Glencore P.L.C.	17,439,402	32,671,659
	Go-Ahead Group P.L.C. (The)	374,523	6,320,426
	GoCo Group P.L.C.	1,063,669	1,113,108
	Goodwin P.L.C.	1,013	28,559
	Grafton Group P.L.C.	534,257	4,263,052
	Grainger P.L.C.	2,463,789	8,277,630
	Greggs P.L.C.	765,952	17,617,790
	Gulf Keystone Petroleum, Ltd.	587,042	587,590

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GVC Holdings P.L.C.	1,264,750	$12,004,768
	Gym Group P.L.C. (The)	48,375	101,316
	Halfords Group P.L.C.	1,268,133	1,729,478
	Halma P.L.C.	780,973	20,532,075
#	Hargreaves Lansdown P.L.C.	335,168	6,064,687
	Hastings Group Holdings P.L.C.	602,578	1,380,747
	Hays P.L.C.	11,376,356	15,499,416
	Headlam Group P.L.C.	175,154	660,345
	Helical P.L.C.	1,724,124	7,831,671
	Henry Boot P.L.C.	72,332	214,419
	Highland Gold Mining, Ltd.	62,672	185,053
	Hikma Pharmaceuticals P.L.C.	249,361	7,426,974
	Hill & Smith Holdings P.L.C.	498,289	7,223,709
	Hilton Food Group P.L.C.	11,749	165,512
	Hiscox, Ltd.	915,681	8,055,425
	Hochschild Mining P.L.C.	1,648,218	2,875,533
	Hollywood Bowl Group P.L.C.	4,176	8,600
	HomeServe P.L.C.	1,463,100	20,494,598
*	Horizon Discovery Group P.L.C.	5,967	7,769
	Howden Joinery Group P.L.C.	3,084,990	20,343,062
	HSBC Holdings P.L.C.	207,946	1,068,833
#	HSBC Holdings P.L.C., Sponsored ADR	3,163,564	81,398,502
	Hunting P.L.C.	778,107	1,783,727
	Huntsworth P.L.C.	332,166	449,696
*	Hurricane Energy P.L.C.	67,830	10,023
	Hyve Group P.L.C.	2,899,632	832,701
	Ibstock P.L.C.	1,499,186	3,792,117
	IG Group Holdings P.L.C.	1,928,851	18,282,107
	IMI P.L.C.	2,022,525	21,030,367
	Imperial Brands P.L.C., Sponsored ADR	25,186	532,457
	Imperial Brands P.L.C.	803,808	16,910,876
	Inchcape P.L.C.	2,784,551	17,540,136
*	Indivior P.L.C.	2,728,509	1,694,937
	Informa P.L.C.	1,359,774	7,511,196
#	InterContinental Hotels Group P.L.C., ADR	77,860	3,547,306
	InterContinental Hotels Group P.L.C.	123,307	5,616,942
	Intermediate Capital Group P.L.C.	670,538	9,485,956
	International Consolidated Airlines Group SA	2,272,804	6,339,737
*	International Ferro Metals, Ltd.	20,587	0
	International Personal Finance P.L.C.	630,793	444,555
#	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	16,652,598
	Investec P.L.C.	2,214,441	4,544,818
	iomart Group P.L.C.	6,775	27,302
*	IP Group P.L.C.	834,624	581,397
	ITV P.L.C.	7,621,220	7,317,740
	J D Wetherspoon P.L.C.	782,560	9,315,537
	J Sainsbury P.L.C.	5,426,753	13,506,065
	James Fisher & Sons P.L.C.	189,337	3,220,032
	JD Sports Fashion P.L.C.	1,795,078	11,898,348
	John Laing Group P.L.C.	271,961	1,247,664
#	John Menzies P.L.C.	583,883	929,497
	John Wood Group P.L.C.	2,160,500	5,470,569
	Johnson Matthey P.L.C.	312,208	7,822,528
	Johnson Service Group P.L.C.	12,404	19,377
	Jupiter Fund Management P.L.C.	2,539,757	6,981,739
*	Just Group P.L.C.	3,664,148	2,563,223
	Kainos Group P.L.C.	49,094	431,895
	KAZ Minerals P.L.C.	1,516,312	7,886,543

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group P.L.C.	353,577	$2,731,583
#*	Kier Group P.L.C.	475,341	497,614
	Kin & Carta P.L.C.	1,038,848	785,651
	Kingfisher P.L.C.	6,560,811	13,015,281
*	Lamprell P.L.C.	2,111,894	319,271
	Lancashire Holdings, Ltd.	828,334	6,372,858
	Legal & General Group P.L.C.	11,152,066	28,671,953
#*	Liberty Global P.L.C., Class A	115,018	2,233,650
*	Liberty Global P.L.C., Class C	281,606	5,156,206
	Liontrust Asset Management P.L.C.	10,707	144,385
	Lloyds Banking Group P.L.C.	73,603,870	29,780,715
#	Lloyds Banking Group P.L.C., ADR	1,062,540	1,668,188
	London Stock Exchange Group P.L.C.	155,364	14,541,609
	Lookers P.L.C.	1,312,659	417,549
#*	Low & Bonar P.L.C.	6,154,392	1,154,796
	LSL Property Services P.L.C.	36,872	74,924
	Luceco P.L.C.	14,943	17,460
	Man Group P.L.C.	8,650,375	14,492,897
	Marks & Spencer Group P.L.C.	8,691,704	10,126,411
	Marshalls P.L.C.	1,358,279	10,878,659
	Marston’s P.L.C.	8,570,253	4,080,889
	McBride P.L.C.	1,158,424	859,771
	McCarthy & Stone P.L.C.	357,027	317,875
	McColl’s Retail Group P.L.C.	28,533	15,276
	Mears Group P.L.C.	621,761	1,287,522
	Mediclinic International P.L.C.	650,350	2,114,527
	Meggitt P.L.C.	2,927,969	10,252,734
	Melrose Industries P.L.C.	8,325,268	10,405,772
	Micro Focus International P.L.C.	612,282	3,630,088
*	Mitchells & Butlers P.L.C.	1,358,896	3,034,995
	Mitie Group P.L.C.	1,880,980	1,750,685
	MJ Gleeson P.L.C.	21,907	207,710
	Mondi P.L.C.	690,162	12,187,778
	Moneysupermarket.com Group P.L.C.	2,282,898	9,095,708
	Morgan Advanced Materials P.L.C.	1,640,227	4,524,595
#	Morgan Sindall Group P.L.C.	134,009	2,159,328
	Motorpoint group P.L.C.	41,368	101,164
	N Brown Group P.L.C.	2,117,308	656,154
	Naked Wines P.L.C.	16,192	74,791
	National Express Group P.L.C.	2,386,658	8,212,812
	National Grid P.L.C.	57,466	673,431
#	National Grid P.L.C., Sponsored ADR	243,623	14,266,563
	NCC Group P.L.C.	129,231	266,970
*	New World Resources P.L.C., Class A	46,188	0
	Next P.L.C.	197,613	11,765,602
*	Ninety One P.L.C.	1,107,220	2,366,541
*	NMC Health P.L.C.	58,860	20,006
	Norcros P.L.C.	9,631	19,393
	Numis Corp. P.L.C.	27,715	92,689
*	Ocado Group P.L.C.	57,908	1,169,607
	On the Beach Group P.L.C.	483,202	1,690,700
	OneSavings Bank P.L.C.	941,180	2,888,539
	Oxford Instruments P.L.C.	212,308	3,272,632
	Pagegroup P.L.C.	2,106,718	9,970,998
	Paragon Banking Group P.L.C.	1,222,630	5,118,840
	PayPoint P.L.C.	199,262	1,660,137
	Pearson P.L.C.	1,112,571	6,415,799
#	Pearson P.L.C., Sponsored ADR	598,552	3,507,515
*	Pendragon P.L.C.	4,877,006	495,731

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pennon Group P.L.C.	1,201,544	$16,545,070
	Persimmon P.L.C.	858,661	23,790,262
*	Petra Diamonds, Ltd.	4,736,476	128,731
#	Petrofac, Ltd.	1,940,406	4,802,442
#*	Petropavlovsk P.L.C.	10,297,357	3,307,811
	Pets at Home Group P.L.C.	1,730,400	5,540,383
	Pharos Energy P.L.C.	1,926,463	432,427
	Phoenix Group Holdings P.L.C.	2,004,762	15,212,775
	Photo-Me International P.L.C.	1,384,295	815,291
	Playtech P.L.C.	1,671,551	4,903,939
	Polar Capital Holdings P.L.C.	1,881	9,436
	Polypipe Group P.L.C.	1,137,989	7,138,627
*	Premier Foods P.L.C.	14,425,899	8,273,735
#*	Premier Oil P.L.C.	8,181,703	3,341,019
	Provident Financial P.L.C.	616,525	1,503,426
#	Prudential P.L.C., ADR	435,313	12,301,945
*	PureTech Health P.L.C.	3,662	12,067
	PZ Cussons P.L.C.	894,582	2,106,833
	QinetiQ Group P.L.C.	3,334,496	12,751,625
	Quilter P.L.C.	3,910,260	6,047,432
	Rank Group P.L.C.	506,807	1,040,023
	Rathbone Brothers P.L.C.	78,357	1,489,519
*	Raven Property Group, Ltd.	341,860	152,275
*	REA Holdings P.L.C.	14,311	10,059
	Reach P.L.C.	6,831,410	6,768,316
	Reckitt Benckiser Group P.L.C.	192,175	16,008,129
	Redde Northgate P.L.C.	862,356	1,945,462
	Redrow P.L.C.	1,344,729	7,813,295
	RELX P.L.C., Sponsored ADR	366,350	8,301,489
	RELX P.L.C.	603,027	13,605,370
	RELX P.L.C.	437,454	9,954,771
	Renew Holdings P.L.C.	2,306	13,112
	Renewi P.L.C.	6,800,349	2,171,914
	Renishaw P.L.C.	134,114	5,935,821
	Rentokil Initial P.L.C.	4,032,481	23,991,699
	Restaurant Group P.L.C. (The)	2,983,586	2,029,538
	Rhi Magnesita NV	59,806	1,855,421
	Ricardo P.L.C.	102,063	500,433
	Rightmove P.L.C.	2,490,550	15,572,003
	Rio Tinto P.L.C.	109,785	5,096,067
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	82,848,047
	RM P.L.C.	39,681	107,349
	Robert Walters P.L.C.	134,687	715,278
	Rolls-Royce Holdings P.L.C.	1,683,997	6,969,980
	Rotork P.L.C.	5,464,115	17,033,945
	Royal Bank of Scotland Group P.L.C.	1,148,855	1,602,781
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,345,091	3,806,608
	Royal Dutch Shell P.L.C., Class A	1,370,292	22,560,825
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	49,374,235
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	54,885,073
#	Royal Mail P.L.C.	3,006,867	6,274,892
	RPS Group P.L.C.	998,429	653,973
	RSA Insurance Group P.L.C.	2,218,139	10,052,732
	S&U P.L.C.	2,784	57,307
	Saga P.L.C.	3,257,639	667,492
	Sage Group P.L.C. (The)	957,949	7,704,297
	Savills P.L.C.	1,019,940	12,416,572
	Schroders P.L.C.	153,019	5,110,770
	Schroders P.L.C.	56,921	1,520,015

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SDL P.L.C.	155,762	$969,979
	Senior P.L.C.	2,162,764	1,766,141
	Severfield P.L.C.	429,085	372,749
#	Severn Trent P.L.C.	518,387	15,555,510
	SIG P.L.C.	2,680,185	808,438
	Signature Aviation P.L.C.	2,946,772	7,237,011
#	Smith & Nephew P.L.C., Sponsored ADR	33,156	1,315,318
	Smith & Nephew P.L.C.	547,494	10,713,955
#	Smiths Group P.L.C.	574,323	8,942,444
	Softcat P.L.C.	551,062	7,824,890
	Spectris P.L.C.	368,733	12,433,930
	Speedy Hire P.L.C.	1,115,732	872,252
	Spirax-Sarco Engineering P.L.C.	210,354	23,020,995
	Spire Healthcare Group P.L.C.	2,236,727	2,713,894
	Spirent Communications P.L.C.	1,895,400	5,733,530
*	Sportech P.L.C.	232,994	50,284
	SSE P.L.C.	1,933,273	30,324,101
	SSP Group P.L.C.	1,779,025	6,287,438
	St James’s Place P.L.C.	2,056,373	21,896,625
	St. Modwen Properties P.L.C.	931,650	4,317,420
	Stagecoach Group P.L.C.	3,360,787	3,151,152
	Standard Chartered P.L.C.	2,724,828	13,923,009
	Standard Life Aberdeen P.L.C.	4,191,130	11,608,007
	SThree P.L.C.	318,978	864,130
#	Stobart Group, Ltd.	465,722	363,119
	Stock Spirits Group P.L.C.	178,826	423,447
*	Studio Retail Group P.L.C.	75,920	180,627
	STV Group P.L.C.	60,106	177,012
	Superdry P.L.C.	393,712	627,533
	Synthomer P.L.C.	2,091,655	7,455,331
	T Clarke P.L.C.	26,802	32,070
#	TalkTalk Telecom Group P.L.C.	2,816,459	2,924,837
	Tate & Lyle P.L.C.	3,114,214	27,904,482
	Taylor Wimpey P.L.C.	16,509,191	30,489,831
#	Ted Baker P.L.C.	168,284	324,220
	Telecom Plus P.L.C.	315,194	5,254,218
*	Telit Communications P.L.C.	8,401	12,456
	Tesco P.L.C.	10,541,160	31,178,819
#	Thomas Cook Group P.L.C.	8,608,947	0
	Topps Tiles P.L.C.	841,227	380,297
	TP ICAP P.L.C.	5,576,005	23,805,181
	Travis Perkins P.L.C.	1,174,025	15,329,804
	Trifast P.L.C.	104,472	154,926
	TT Electronics P.L.C.	416,462	871,119
	TUI AG	561,525	2,281,079
#	TUI AG	340,866	1,357,906
#	Tullow Oil P.L.C.	9,490,702	3,080,666
	Tyman P.L.C.	21,027	44,554
	U & I Group P.L.C.	789,987	999,197
	UDG Healthcare P.L.C.	429,895	3,392,920
	Ultra Electronics Holdings P.L.C.	511,273	12,657,671
#	Unilever P.L.C., Sponsored ADR	563,607	29,234,295
	Unilever P.L.C.	253,281	13,041,989
	United Utilities Group P.L.C.	1,304,329	14,764,817
	Urban & Civic P.L.C.	18,988	54,384
	Vectura Group P.L.C.	3,754,683	4,011,421
	Vertu Motors P.L.C.	67,901	21,044
	Vesuvius P.L.C.	1,011,431	5,097,053
	Victrex P.L.C.	470,983	11,800,927

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Virgin Money UK P.L.C.	2,779,300	$2,650,361
	Vistry Group P.L.C.	1,273,617	12,934,293
	Vitec Group P.L.C. (The)	56,176	475,227
	Vodafone Group P.L.C.	25,220,201	35,577,475
	Vodafone Group P.L.C., Sponsored ADR	272,187	3,848,720
	Volex P.L.C.	34,880	58,942
	Volution Group P.L.C.	9,037	18,797
	Vp P.L.C.	15,195	129,936
	Watkin Jones P.L.C.	21,146	45,871
	Weir Group P.L.C (The)	186,619	2,230,218
	WH Smith P.L.C.	472,636	7,460,382
#	Whitbread P.L.C.	207,992	7,802,352
	William Hill P.L.C.	5,787,503	8,296,180
#	Wilmington P.L.C.	150,471	239,631
	Wincanton P.L.C.	366,269	1,069,134
*	Wizz Air Holdings P.L.C.	2,007	72,534
	Wm Morrison Supermarkets P.L.C.	6,369,802	14,638,905
#	WPP P.L.C., Sponsored ADR	136,399	5,280,005
	WPP P.L.C.	1,993,040	15,464,235
*	Xaar P.L.C.	123,020	65,417

TOTAL UNITED KINGDOM			3,135,981,407

UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	21,381	62,648
#*	Golden Star Resources, Ltd.	199,827	470,874
#	Ovintiv, Inc.	716,145	4,533,196
#	Ovintiv, Inc.	243,929	1,524,610
	Primo Water Corp. 74167P108	705,815	7,241,662
	Primo Water Corp. BLKVVX9	146,595	1,500,757
#	Samsonite International SA	6,549,600	5,571,251
*	Sundance Energy, Inc.	34,886	109,891

TOTAL UNITED STATES			21,014,889

TOTAL COMMON STOCKS			22,945,664,813

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	6,595,117
	Biotest AG	46,560	1,067,746
	Draegerwerk AG & Co. KGaA	44,588	3,731,372
	Fuchs Petrolub SE	172,365	6,683,548
	Henkel AG & Co. KGaA	40,188	3,568,152
	Jungheinrich AG	343,204	6,197,714
	Porsche Automobil Holding SE	295,931	14,942,654
	Sartorius AG	65,389	18,370,458
	Schaeffler AG	399,694	2,698,906
	Sixt SE	90,052	4,182,730
	STO SE & Co. KGaA	5,782	582,268
	Villeroy & Boch AG	61,622	755,056
	Volkswagen AG	577,919	80,406,535

TOTAL GERMANY			149,782,256

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	29,444	0

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (0.0%)
#*	Pan American Silver Corp. Rights 02/22/29	2,696,210	$1,294,181
#*	Pan American Silver Corp. Rights 02/22/29	617,617	296,456
#*	Tervita Corp. Warrants 07/19/20	5,600	30

TOTAL CANADA			1,590,667

FRANCE — (0.0%)
#*	Metabolic Explorer SA Warrants 03/19/21	130,246	3,997

ISRAEL — (0.0%)
#*	Arko Holdings, Ltd. Rights 05/10/20	795	7,814

JAPAN — (0.0%)
*	Chiba Kogyo Bank, Ltd.	290,900	0

NEW ZEALAND — (0.0%)
*	Vista Group International, Ltd.	981	0

NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	96,510	50,115

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0

SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	21,759	494

TOTAL RIGHTS/WARRANTS			1,653,087

TOTAL INVESTMENT SECURITIES (Cost $25,542,308,176)			23,097,100,156

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	115,685,309	1,338,594,714

TOTAL INVESTMENTS — (100.0%) (Cost $26,880,646,177)			$24,435,694,870

As of April 30, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,599	06/19/20	$343,237,821	$377,166,880	$33,929,059

Total Futures Contracts			$343,237,821	$377,166,880	$33,929,059

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$45,840,009	$1,372,371,845	—	$1,418,211,854
Austria	59,577	119,295,473	—	119,355,050
Belgium	8,021,830	285,316,362	—	293,338,192

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$2,033,731,101	$11,493,490	—	$2,045,224,591
China	—	11,688,512	—	11,688,512
Denmark	37,699,272	423,488,534	—	461,187,806
Finland	—	389,852,794	—	389,852,794
France	52,664,052	1,739,534,048	—	1,792,198,100
Germany	52,029,433	1,488,933,804	—	1,540,963,237
Hong Kong	1,052,076	660,367,386	—	661,419,462
Ireland	28,944,989	130,739,200	—	159,684,189
Israel	19,741,260	165,130,406	—	184,871,666
Italy	14,548,740	574,997,939	—	589,546,679
Japan	112,664,658	5,751,341,968	—	5,864,006,626
Netherlands	110,099,050	680,360,351	—	790,459,401
New Zealand	225,890	113,788,456	—	114,014,346
Norway	8,015,398	171,351,435	—	179,366,833
Portugal	306,877	58,315,111	—	58,621,988
Singapore	7,305	218,872,129	—	218,879,434
Spain	8,475,574	487,747,689	—	496,223,263
Sweden	2,060,644	616,347,636	—	618,408,280
Switzerland	111,872,004	1,669,274,210	—	1,781,146,214
United Kingdom	698,279,030	2,437,702,377	—	3,135,981,407
United States	15,443,638	5,571,251	—	21,014,889
Preferred Stocks
Germany	—	149,782,256	—	149,782,256
Rights/Warrants
Canada	—	1,590,667	—	1,590,667
France	—	3,997	—	3,997
Israel	—	7,814	—	7,814
Norway	—	50,115	—	50,115
Sweden	—	494	—	494
Securities Lending Collateral	—	1,338,594,714	—	1,338,594,714
Futures Contracts**	33,929,059	—	—	33,929,059

TOTAL	$3,395,711,466	$21,073,912,463	—	$24,469,623,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (16.6%)
	360 Capital Group, Ltd.	85,193	$49,824
	Abacus Property Group	5,257,690	8,575,131
#	ALE Property Group	1,316,055	3,612,868
	APN Convenience Retail REIT	177,972	370,149
#	APN Industria REIT	887,618	1,198,539
	Arena REIT	1,857,824	2,722,624
#	Aspen Group, Ltd.	962,671	630,383
#	Australian Unity Office Fund	263,877	352,509
	Aventus Group	1,186,486	1,311,966
	BWP Trust	6,473,143	14,792,885
	Carindale Property Trust	171,425	355,789
	Centuria Industrial REIT	3,540,709	6,072,224
	Centuria Office REIT	3,551,064	4,474,718
	Charter Hall Group	5,827,371	28,796,231
	Charter Hall Long Wale REIT	4,622,378	13,399,464
#	Charter Hall Retail REIT	5,480,612	11,277,800
	Charter Hall Retail REIT	1,115,720	2,304,777
	Charter Hall Social Infrastructure REIT	4,098,055	6,486,586
#	Cromwell Property Group	24,041,008	12,253,666
	Dexus	13,878,720	82,388,605
	Garda Property Group	93,469	55,200
	GDI Property Group	4,495,675	3,039,113
	Goodman Group	20,965,850	178,571,056
*	GPT Group	38,018,670	0
	GPT Group (The)	24,478,471	67,273,468
	Growthpoint Properties Australia, Ltd.	3,252,675	6,525,571
	Hotel Property Investments	1,176,691	1,871,374
	Ingenia Communities Group	5,008,960	12,044,488
#	Investec Australia Property Fund	658,503	461,314
	Mirvac Group	50,255,240	73,025,567
	National Storage REIT	14,703,170	16,514,318
	Scentre Group	66,148,884	99,371,956
	Shopping Centres Australasia Property Group	13,799,577	20,002,402
	Stockland	29,327,949	54,459,229
	Vicinity Centres	39,438,771	37,756,071
	Viva Energy REIT	2,977,153	4,651,721

TOTAL AUSTRALIA			777,049,586

BELGIUM — (3.5%)
	Aedifica SA	309,783	30,023,589
	Ascencio	14,338	697,416
	Befimmo SA	379,766	16,951,811
	Care Property Invest NV	93,823	2,759,280
	Cofinimmo SA	316,263	43,967,474
	Home Invest Belgium SA	1,323	155,569
	Intervest Offices & Warehouses NV	265,141	6,564,132
	Leasinvest Real Estate SCA	30,582	2,930,610
*	Montea C.V.A	74,683	6,564,209
	Retail Estates NV	113,490	6,134,202
	Warehouses De Pauw CVA	1,663,501	45,635,742
*	Wereldhave Belgium Comm VA	31,667	1,809,828

TOTAL BELGIUM			164,193,862

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (5.1%)
#	Allied Properties Real Estate Investment Trust	732,961	$23,464,020
#	Artis Real Estate Investment Trust	853,620	5,359,847
	Automotive Properties Real Estate Investment Trust	223,371	1,266,135
#	Boardwalk Real Estate Investment Trust	261,277	4,991,095
	BSR Real Estate Investment Trust	53,942	525,934
#	BTB Real Estate Investment Trust	567,518	1,663,475
#	Canadian Apartment Properties REIT	993,995	34,205,511
#	Choice Properties Real Estate Investment Trust	1,732,656	15,708,986
#	Cominar Real Estate Investment Trust	1,052,863	6,421,787
#	Crombie Real Estate Investment Trust	532,535	4,973,566
#	CT Real Estate Investment Trust	451,002	4,195,895
#	Dream Industrial Real Estate Investment Trust	832,083	6,085,423
#	Dream Office Real Estate Investment Trust	426,170	6,649,960
	First Capital Real Estate Investment Trust	464,722	4,790,948
#	Granite Real Estate Investment Trust	320,275	14,633,780
#	H&R Real Estate Investment Trust	2,045,783	14,491,485
	Inovalis Real Estate Investment Trust	141,952	731,201
	InterRent Real Estate Investment Trust	716,890	7,483,323
#	Killam Apartment Real Estate Investment Trust	673,837	8,098,921
	Morguard North American Residential Real Estate Investment Trust	321,661	3,420,082
#	Morguard Real Estate Investment Trust	432,665	1,799,727
#	Northview Apartment Real Estate Investment Trust	365,009	9,230,444
#	NorthWest Healthcare Properties Real Estate Investment Trust	908,013	6,366,757
#	Plaza Retail REIT	399,840	864,627
#	PRO Real Estate Investment Trust	177,712	538,773
#	RioCan Real Estate Investment Trust	1,819,399	20,782,675
#	Slate Office REIT	626,502	1,750,848
#	Slate Retail REIT	289,691	1,821,040
#	SmartCentres Real Estate Investment Trust	841,915	12,895,311
#	Summit Industrial Income REIT	808,901	6,032,108
	True North Commercial Real Estate Investment Trust	587,333	2,502,162
#	WPT Industrial Real Estate Investment Trust	372,127	4,268,297

TOTAL CANADA			238,014,143

CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
#	Spring Real Estate Investment Trust	5,728,000	1,978,216
#	Yuexiu Real Estate Investment Trust	17,440,000	8,554,371

TOTAL CHINA			10,532,587

FRANCE — (4.3%)
#	Acanthe Developpement SA	216,361	102,307
	Altarea SCA	28,597	3,500,547
	ARGAN SA	22,981	1,788,049
	Carmila SA	153,767	1,975,554
	Cegereal SA	18,365	716,609
#	Covivio	581,312	36,507,206
	Gecina SA	546,968	71,768,186
#	ICADE	384,832	29,560,826
	Klepierre SA	2,403,269	48,788,507
#	Mercialys SA	830,224	6,461,055
	Societe de la Tour Eiffel	37,274	1,136,360

TOTAL FRANCE			202,305,206

GERMANY — (0.9%)
	Alstria office REIT-AG	1,931,543	28,953,223

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hamborner REIT AG	1,243,718	$11,206,152

TOTAL GERMANY			40,159,375

HONG KONG — (5.7%)
	Champion REIT	24,859,012	14,737,301
	Fortune Real Estate Investment Trust	17,433,000	16,416,761
	Link REIT	24,559,205	218,926,658
	Prosperity REIT	17,334,000	5,561,259
#	Regal Real Estate Investment Trust	9,567,000	1,716,737
	Sunlight Real Estate Investment Trust	13,640,000	7,026,839

TOTAL HONG KONG			264,385,555

IRELAND — (0.3%)
	Hibernia REIT P.L.C.	7,106,010	9,243,309
	Irish Residential Properties REIT P.L.C.	4,312,977	6,042,112

TOTAL IRELAND			15,285,421

ITALY — (0.1%)
#	COIMA RES SpA	53,994	387,083
#	Immobiliare Grande Distribuzione SIIQ SpA	1,083,075	4,288,385

TOTAL ITALY			4,675,468

JAPAN — (26.7%)
	Activia Properties, Inc.	8,711	25,412,454
	Advance Residence Investment Corp.	16,207	49,727,258
	AEON REIT Investment Corp.	18,950	18,846,728
	Comforia Residential REIT, Inc.	7,839	23,275,427
	CRE Logistics REIT, Inc.	2,358	3,140,220
#	Daiwa House REIT Investment Corp.	24,500	59,280,198
	Daiwa Office Investment Corp.	3,971	21,968,425
	Daiwa Securities Living Investments Corp.	24,146	20,177,912
	Frontier Real Estate Investment Corp.	6,118	17,163,283
	Fukuoka REIT Corp.	9,297	9,350,568
	Global One Real Estate Investment Corp.	13,206	11,166,077
	GLP J-Reit	42,656	54,993,981
	Hankyu Hanshin REIT, Inc.	7,707	8,305,453
	Health Care & Medical Investment Corp.	3,304	3,546,861
	Heiwa Real Estate REIT, Inc.	12,062	10,638,591
#	Hoshino Resorts REIT, Inc.	2,964	10,080,259
	Hulic Reit, Inc.	10,276	11,469,094
	Ichigo Hotel REIT Investment Corp.	2,413	1,322,476
#	Ichigo Office REIT Investment	16,682	10,516,448
	Industrial & Infrastructure Fund Investment Corp.	21,339	29,725,685
	Invesco Office J-Reit, Inc.	116,117	15,397,192
#	Invincible Investment Corp.	74,416	19,040,215
	Japan Excellent, Inc.	15,500	16,624,934
	Japan Hotel REIT Investment Corp.	54,744	18,169,760
	Japan Logistics Fund, Inc.	11,042	25,956,823
	Japan Prime Realty Investment Corp.	9,898	27,417,484
	Japan Real Estate Investment Corp.	16,503	89,136,925
	Japan Retail Fund Investment Corp.	32,749	35,703,779
#	Kenedix Office Investment Corp.	5,418	26,765,956
	Kenedix Residential Next Investment Corp.	11,871	18,733,675
	Kenedix Retail REIT Corp.	6,786	10,637,956
#	LaSalle Logiport REIT	10,283	14,395,323
	Marimo Regional Revitalization REIT, Inc.	1,891	1,662,386
	MCUBS MidCity Investment Corp.	21,432	14,875,260

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mirai Corp.	12,258	$4,127,488
	Mitsubishi Estate Logistics REIT Investment Corp.	844	2,748,534
	Mitsui Fudosan Logistics Park, Inc.	3,348	13,168,140
#	Mori Hills REIT Investment Corp.	21,467	27,467,607
	Mori Trust Hotel Reit, Inc.	3,076	2,368,256
	Mori Trust Sogo Reit, Inc.	12,723	14,059,278
	Nippon Accommodations Fund, Inc.	5,522	32,796,309
	Nippon Building Fund, Inc.	16,846	100,456,641
	Nippon Prologis REIT, Inc.	25,660	71,034,426
	NIPPON REIT Investment Corp.	5,416	16,131,964
	Nomura Real Estate Master Fund, Inc.	51,236	58,266,319
	One REIT, Inc.	3,093	6,757,374
	Ooedo Onsen Reit Investment Corp.	3,246	1,780,428
	Orix JREIT, Inc.	32,207	38,503,159
#	Premier Investment Corp.	18,307	18,383,717
	Samty Residential Investment Corp.	3,300	2,839,364
#	Sekisui House Reit, Inc.	50,068	30,584,440
#	Star Asia Investment Corp.	5,881	4,655,082
	Starts Proceed Investment Corp.	4,263	7,253,730
	Takara Leben Real Estate Investment Corp.	3,541	2,742,316
	Tokyu REIT, Inc.	12,112	16,044,694
#	Tosei Reit Investment Corp.	3,711	3,304,242
	United Urban Investment Corp.	36,728	36,847,413
	XYMAX REIT Investment Corp.	1,472	1,249,409

TOTAL JAPAN			1,248,195,396

MALAYSIA — (0.6%)
	AmanahRaya Real Estate Investment Trust	294,900	44,439
	AmFIRST Real Estate Investment Trust	1,788,940	175,933
#	Axis Real Estate Investment Trust	8,066,698	3,656,345
	Capitaland Malaysia Mall Trust	12,816,000	2,450,690
#	IGB Real Estate Investment Trust	17,326,500	6,964,520
	KLCCP Stapled Group	2,992,300	5,442,585
	MRCB-QUILL REIT	2,296,900	402,898
#	Pavilion Real Estate Investment Trust	2,718,100	1,023,484
	Sunway Real Estate Investment Trust	16,555,600	6,031,171
	Tower Real Estate Investment Trust	434,900	73,653
#	YTL Hospitality REIT	5,647,600	1,244,681

TOTAL MALAYSIA			27,510,399

MEXICO — (1.4%)
#	Asesor de Activos Prisma SAPI de C.V.	9,608,950	2,097,136
	Concentradora Fibra Danhos S.A. de C.V.	2,929,433	2,271,736
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,808,838	750,673
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,223,861	365,620
	Fibra Uno Administracion S.A. de C.V.	39,882,913	33,113,028
#	Macquarie Mexico Real Estate Management S.A. de C.V.	13,937,522	11,311,478
#	PLA Administradora Industrial S de RL de C.V.	10,562,676	10,943,530
#	Prologis Property Mexico S.A. de C.V.	4,181,338	6,806,103

TOTAL MEXICO			67,659,304

NETHERLANDS — (2.7%)
	Eurocommercial Properties NV	622,642	6,937,384
	NSI NV	239,881	9,662,685
#	Unibail-Rodamco-Westfield	9,061,715	27,957,657
	Unibail-Rodamco-Westfield (BFYM460)	1,244,295	73,676,475
#	Vastned Retail NV	239,477	4,416,962

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Wereldhave NV	496,995	$4,375,380

TOTAL NETHERLANDS			127,026,543

NEW ZEALAND — (1.2%)
	Argosy Property, Ltd.	9,962,767	6,430,907
	Asset Plus, Ltd.	45,944	11,612
#	Goodman Property Trust	13,114,713	17,988,483
	Kiwi Property Group, Ltd.	19,998,309	11,708,235
	Precinct Properties New Zealand, Ltd.	9,923,783	9,640,295
#	Property for Industry, Ltd.	2,434,737	3,221,833
#	Stride Property Group	2,015,185	1,850,939
#	Vital Healthcare Property Trust	3,655,353	5,369,113

TOTAL NEW ZEALAND			56,221,417

SINGAPORE — (10.2%)
	AIMS APAC REIT	7,160,354	5,809,786
	Ascendas Real Estate Investment Trust	32,570,892	68,114,867
#	Ascott Residence Trust	22,193,721	13,961,513
	Cache Logistics Trust	17,391,004	6,614,538
	CapitaLand Commercial Trust	31,995,849	36,358,348
#	CapitaLand Mall Trust	28,789,000	38,303,794
#	CapitaLand Retail China Trust	13,932,125	13,249,158
	CDL Hospitality Trusts	13,249,680	9,108,947
#	EC World Real Estate Investment Trust	1,622,500	743,317
#	ESR-REIT	27,587,656	6,610,238
	Far East Hospitality Trust	10,470,321	3,848,837
	First Real Estate Investment Trust	8,449,626	4,767,701
#	Frasers Centrepoint Trust	8,412,246	12,638,819
#	Frasers Hospitality Trust	4,063,000	1,421,893
	Frasers Logistics & Industrial Trust	31,337,733	23,453,931
#	IREIT Global	631,600	304,758
#	Keppel DC REIT	14,357,683	23,808,676
#	Keppel Pacific Oak US REIT	2,956,500	1,877,750
	Keppel REIT	23,954,326	17,891,723
#	Lippo Malls Indonesia Retail Trust	22,770,800	2,323,473
	Manulife US Real Estate Investment Trust	9,512,786	6,840,587
#	Mapletree Commercial Trust	24,011,206	33,062,979
#	Mapletree Industrial Trust	18,353,458	32,950,987
	Mapletree Logistics Trust	29,929,556	37,912,575
	Mapletree North Asia Commercial Trust	24,730,500	16,424,602
	OUE Commercial Real Estate Investment Trust	13,181,755	3,757,270
	Parkway Life Real Estate Investment Trust	6,342,900	14,819,428
	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,276,484	2,359,004
#	Soilbuild Business Space REIT	6,428,138	1,718,455
	SPH REIT	5,448,500	3,136,283
	Starhill Global REIT	23,480,200	8,274,708
	Suntec Real Estate Investment Trust	24,278,300	23,980,173

TOTAL SINGAPORE			476,449,118

SOUTH AFRICA — (1.3%)
	Arrowhead Properties, Ltd., Class B	4,926,820	398,986
#	Attacq, Ltd.	2,286,608	663,747
	Emira Property Fund, Ltd.	9,094,955	3,178,598
#	Equites Property Fund, Ltd.	1,780,526	1,580,660
	Growthpoint Properties, Ltd.	39,105,076	29,363,160
#	Hyprop Investments, Ltd.	3,391,820	3,485,720
	Investec Property Fund, Ltd.	3,111,875	1,379,492
	Octodec Investments, Ltd.	436,842	148,847

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Redefine Properties, Ltd.	72,216,084	$8,889,410
	Resilient REIT, Ltd.	3,963,767	7,674,931
#	SA Corporate Real Estate, Ltd.	30,142,150	1,948,820
	Texton Property Fund, Ltd.	37,553	2,594
	Tower Property Fund, Ltd.	137,292	15,961
	Vukile Property Fund, Ltd.	8,918,947	2,612,568

TOTAL SOUTH AFRICA			61,343,494

SPAIN — (1.5%)
	Inmobiliaria Colonial Socimi SA	2,896,553	27,977,615
	Lar Espana Real Estate Socimi SA	1,006,883	4,127,216
	Merlin Properties Socimi SA	4,273,959	39,662,815

TOTAL SPAIN			71,767,646

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	6,212,138
	Cathay No 2 REIT	4,104,000	2,402,114
	Fubon No 1 REIT	1,279,000	692,353
	Fubon No 2 REIT	3,985,000	1,886,138
	Shin Kong No.1 REIT	4,824,000	3,017,983

TOTAL TAIWAN			14,210,726

TURKEY — (0.3%)
	AKIS Gayrimenkul Yatirimi A.S.	2,593,514	1,202,918
#	Alarko Gayrimenkul Yatirim Ortakligi A.S.	717,452	1,475,766
#*	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	18,067,446	3,225,709
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	3,265,707	657,478
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	11,485,853	2,547,881
*	Ozak Gayrimenkul Yatirim Ortakligi	2,204,150	894,653
#	Panora Gayrimenkul Yatirim Ortakligi	1,140,298	801,062
#*	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	265,701
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	3,557,143	1,191,113
*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	592,414	162,790
	Yeni Gimat Gayrimenkul Ortakligi A.S.	53,036	93,348

TOTAL TURKEY			12,518,419

UNITED KINGDOM — (13.0%)
	Assura P.L.C.	17,141,678	16,441,474
	Big Yellow Group P.L.C.	2,185,771	29,421,528
#	British Land Co. P.L.C. (The)	11,051,490	56,376,357
#	Capital & Regional P.L.C.	325,149	417,690
	Custodian Reit P.L.C.	1,016,395	1,108,343
	Derwent London P.L.C.	1,340,418	52,375,831
	Ediston Property Investment Co. P.L.C.	173,548	100,391
	Empiric Student Property P.L.C.	2,802,108	2,196,333
	GCP Student Living P.L.C.	1,564,348	2,639,974
	Great Portland Estates P.L.C.	3,427,508	29,193,096
#	Hammerson P.L.C.	10,945,604	9,698,400
#*	Intu Properties P.L.C.	13,154,625	897,154
#	Land Securities Group P.L.C.	8,708,833	72,623,434
	LondonMetric Property P.L.C.	12,074,987	29,501,795
	McKay Securities P.L.C.	422,713	1,015,617
#	NewRiver REIT P.L.C.	3,085,536	2,594,060
	Primary Health Properties P.L.C.	11,065,183	21,431,766
	RDI REIT PLC	3,279,419	2,529,846
	Regional REIT, Ltd.	2,102,169	2,051,974
	Safestore Holdings P.L.C.	3,268,889	29,570,413

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Schroder Real Estate Investment Trust, Ltd.	2,139,950	$992,324
Secure Income REIT P.L.C.	190,069	657,740
Segro P.L.C.	13,456,088	141,040,321
Shaftesbury P.L.C.	2,876,407	21,724,331
Standard Life Investment Property Income Trust, Ltd.	1,918,537	1,730,568
Target Healthcare REIT P.L.C.	356,012	483,740
Town Centre Securities P.L.C.	12,594	21,222
Tritax Big Box REIT P.L.C.	18,529,969	28,125,076
UNITE Group P.L.C. (The)	2,993,487	33,054,726
Workspace Group P.L.C.	1,791,908	17,649,380

TOTAL UNITED KINGDOM		607,664,904

TOTAL COMMON STOCKS		4,487,168,569

RIGHTS/WARRANTS — (0.0%)
TURKEY — (0.0%)
* Vakif Gayrimenkul Yatirim Ortakligi A.S.	592,414	77,977

TOTAL INVESTMENT SECURITIES (Cost $5,276,486,041)		4,487,246,546

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	16,623,202	192,347,069

TOTAL INVESTMENTS — (100.0%) (Cost $5,468,787,843)		$4,679,593,615

As of April 30, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	568	06/19/20	$63,706,828	$82,428,160	$18,721,332

Total Futures Contracts			$63,706,828	$82,428,160	$18,721,332

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,509	$776,697,077	—	$777,049,586
Belgium	—	164,193,862	—	164,193,862
Canada	238,014,143	—	—	238,014,143
China	—	10,532,587	—	10,532,587
France	—	202,305,206	—	202,305,206
Germany	—	40,159,375	—	40,159,375
Hong Kong	—	264,385,555	—	264,385,555
Ireland	—	15,285,421	—	15,285,421
Italy	—	4,675,468	—	4,675,468
Japan	—	1,248,195,396	—	1,248,195,396
Malaysia	—	27,510,399	—	27,510,399
Mexico	67,659,304	—	—	67,659,304

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$127,026,543	—	$127,026,543
New Zealand	—	56,221,417	—	56,221,417
Singapore	—	476,449,118	—	476,449,118
South Africa	—	61,343,494	—	61,343,494
Spain	—	71,767,646	—	71,767,646
Taiwan	—	14,210,726	—	14,210,726
Turkey	—	12,518,419	—	12,518,419
United Kingdom	—	607,664,904	—	607,664,904
Rights/Warrants
Turkey	—	77,977	—	77,977
Securities Lending Collateral	—	192,347,069	—	192,347,069
Futures Contracts**	$18,721,332	—	—	18,721,332

TOTAL	$324,747,288	$4,373,567,659	—	$4,698,314,947

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (53.1%)
CANADA — (0.0%)
	City Office REIT, Inc.	171,957	$1,736,766

UNITED STATES — (53.1%)
	Acadia Realty Trust	395,756	4,903,417
#	Agree Realty Corp.	169,375	11,028,006
	Alexander’s, Inc.	10,080	3,177,821
#	Alexandria Real Estate Equities, Inc.	448,798	70,501,678
	American Assets Trust, Inc.	222,723	6,307,515
	American Campus Communities, Inc.	548,715	19,364,152
#	American Finance Trust, Inc.	22,538	173,768
	American Homes 4 Rent, Class A	1,076,369	25,983,557
	American Tower Corp.	1,735,168	412,969,984
	Apartment Investment & Management Co., Class A	596,218	22,459,537
	Apple Hospitality REIT, Inc.	852,188	8,249,180
	Ashford Hospitality Trust, Inc.	387,661	318,774
	AvalonBay Communities, Inc.	546,337	89,025,614
	Bluerock Residential Growth REIT, Inc.	97,392	566,821
	Boston Properties, Inc.	604,858	58,780,100
	Braemar Hotels & Resorts, Inc.	110,705	346,507
	Brandywine Realty Trust	711,677	7,942,315
	Brixmor Property Group, Inc.	1,194,784	13,680,277
#	Brookfield Property REIT, Inc., Class A	813,667	7,969,872
	BRT Apartments Corp.	7,932	78,527
	Camden Property Trust	388,529	34,217,749
	CareTrust REIT, Inc.	420,609	6,931,636
#	CBL & Associates Properties, Inc.	691,067	199,718
	Cedar Realty Trust, Inc.	357,894	375,789
	Chatham Lodging Trust	210,801	1,583,116
	Clipper Realty, Inc.	2,340	12,402
	Columbia Property Trust, Inc.	531,223	7,591,177
	Community Healthcare Trust, Inc.	56,441	2,099,605
	Condor Hospitality Trust, Inc.	5,385	19,978
	CorePoint Lodging, Inc.	169,879	738,974
	CoreSite Realty Corp.	150,503	18,239,459
	Corporate Office Properties Trust	443,643	11,721,048
	Cousins Properties, Inc.	585,604	17,667,674
	Crown Castle International Corp.	1,611,774	256,965,129
	CubeSmart	772,944	19,478,189
#	CyrusOne, Inc.	447,597	31,398,930
	DiamondRock Hospitality Co.	916,839	5,711,907
	Digital Realty Trust, Inc.	816,484	122,056,163
	Diversified Healthcare Trust REIT	1,081,086	3,362,177
	Douglas Emmett, Inc.	667,783	20,360,704
	Duke Realty Corp.	1,474,838	51,176,879
	Easterly Government Properties, Inc.	312,626	8,412,766
	EastGroup Properties, Inc.	155,450	16,477,700
	Empire State Realty Trust, Inc., Class A	646,694	5,406,362
	EPR Properties	313,319	9,217,845
	Equinix, Inc.	333,600	225,246,720
	Equity Commonwealth	486,894	16,530,051
	Equity LifeStyle Properties, Inc.	692,628	41,772,395
#	Equity Residential	1,452,680	94,511,361
	Essential Properties Realty Trust, Inc.	177,530	2,607,916
	Essex Property Trust, Inc.	258,504	63,100,826
	Extra Space Storage, Inc.	519,649	45,853,828

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Federal Realty Investment Trust	303,030	$25,233,308
	First Industrial Realty Trust, Inc.	502,451	18,977,574
	Four Corners Property Trust, Inc.	309,613	6,932,235
	Franklin Street Properties Corp.	445,618	2,424,162
	Gaming and Leisure Properties, Inc.	818,360	23,110,486
	Getty Realty Corp.	154,562	4,197,904
	Gladstone Commercial Corp.	133,474	2,108,889
	Global Medical REIT, Inc.	75,641	788,179
	Global Net Lease, Inc.	379,220	5,456,980
	Healthcare Realty Trust, Inc.	532,911	15,662,254
	Healthcare Trust of America, Inc., Class A	818,932	20,170,295
	Healthpeak Properties, Inc.	1,994,855	52,145,510
#	Hersha Hospitality Trust	167,441	875,716
	Highwoods Properties, Inc.	414,292	16,078,673
#	Host Hotels & Resorts, Inc.	2,948,309	36,293,684
	Hudson Pacific Properties, Inc.	618,763	15,209,195
	Independence Realty Trust, Inc.	378,977	3,816,300
	Industrial Logistics Properties Trust	251,643	4,703,210
	Investors Real Estate Trust	54,505	3,413,648
	Invitation Homes, Inc.	1,983,043	46,898,964
#	Iron Mountain, Inc.	1,152,133	27,858,576
	JBG SMITH Properties	508,845	17,275,271
	Kilroy Realty Corp.	423,624	26,374,830
	Kimco Realty Corp.	1,691,068	18,449,552
	Kite Realty Group Trust	388,239	3,971,685
	Lamar Advertising Co., Class A	345,346	19,909,197
#	Lexington Realty Trust	883,657	9,234,216
	Life Storage, Inc.	189,308	16,581,488
#	LTC Properties, Inc.	181,767	6,470,905
#	Macerich Co. (The)	456,429	3,409,525
	Mack-Cali Realty Corp.	413,091	6,687,943
	Medical Properties Trust, Inc.	1,907,624	32,696,675
	MGM Growth Properties LLC, Class A	456,903	11,500,248
	Mid-America Apartment Communities, Inc.	455,808	51,013,978
	Monmouth Real Estate Investment Corp.	378,562	5,144,658
	National Health Investors, Inc.	173,866	9,573,062
	National Retail Properties, Inc.	688,679	22,478,483
	National Storage Affiliates Trust	236,674	6,740,476
	New Senior Investment Group, Inc.	345,191	1,142,582
	NexPoint Residential Trust, Inc.	71,520	2,150,606
	Office Properties Income Trust	217,484	5,959,062
	Omega Healthcare Investors, Inc.	895,273	26,097,213
	One Liberty Properties, Inc.	55,567	873,513
	Outfront Media, Inc.	573,155	8,992,802
	Paramount Group, Inc.	828,171	7,991,850
	Park Hotels & Resorts, Inc.	958,721	9,117,438
#	Pebblebrook Hotel Trust	588,679	6,969,954
#	Pennsylvania Real Estate Investment Trust	299,684	302,681
	Physicians Realty Trust	752,090	11,597,228
	Piedmont Office Realty Trust, Inc., Class A	576,916	10,009,493
	Plymouth Industrial REIT, Inc.	3,654	51,193
	Prologis, Inc.	2,885,094	257,436,900
	PS Business Parks, Inc.	82,353	10,630,949
	Public Storage	614,993	114,050,452
#	QTS Realty Trust, Inc., Class A	231,329	14,465,002
	Realty Income Corp.	1,274,944	70,019,924
	Regency Centers Corp.	672,335	29,522,212
	Retail Opportunity Investments Corp.	535,571	5,197,717
	Retail Properties of America, Inc., Class A	881,501	5,465,306

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Retail Value, Inc.	66,182	$957,659
	Rexford Industrial Realty, Inc.	438,681	17,863,090
	RLJ Lodging Trust	714,379	6,636,579
	RPT Realty	364,153	2,483,523
	Ryman Hospitality Properties, Inc.	208,267	7,360,156
	Sabra Health Care REIT, Inc.	807,937	10,357,752
	Saul Centers, Inc.	46,369	1,512,557
	SBA Communications Corp.	443,093	128,461,523
#	Seritage Growth Properties	128,179	1,356,134
#	Service Properties Trust	657,174	4,554,216
#	Simon Property Group, Inc.	1,214,648	81,102,047
	SITE Centers Corp.	699,739	4,240,421
#	SL Green Realty Corp.	357,734	18,977,789
	Sotherly Hotels, Inc.	15,008	31,217
*»	Spirit MTA REIT	183,367	140,753
	Spirit Realty Capital, Inc.	398,082	12,245,008
	STAG Industrial, Inc.	500,985	13,150,856
	STORE Capital Corp.	894,504	17,952,695
	Summit Hotel Properties, Inc.	469,689	2,846,315
	Sun Communities, Inc.	362,517	48,722,285
	Sunstone Hotel Investors, Inc.	934,363	8,586,796
#	Tanger Factory Outlet Centers, Inc.	425,847	3,202,369
#	Taubman Centers, Inc.	265,528	11,444,257
	Terreno Realty Corp.	264,843	14,518,693
	UDR, Inc.	1,175,846	44,058,950
	UMH Properties, Inc.	144,040	1,871,080
#	Uniti Group, Inc.	646,007	4,560,809
	Universal Health Realty Income Trust	56,163	6,007,194
	Urban Edge Properties	545,112	6,268,788
	Urstadt Biddle Properties, Inc.	6,002	66,862
	Urstadt Biddle Properties, Inc., Class A	125,490	1,833,409
	Ventas, Inc.	1,458,084	47,169,017
	VEREIT, Inc.	4,283,981	23,476,216
	Vornado Realty Trust	689,192	30,200,393
#	Washington Prime Group, Inc.	789,156	678,516
	Washington Real Estate Investment Trust	366,248	8,540,903
	Weingarten Realty Investors	488,155	8,879,539
#	Welltower, Inc.	1,587,423	81,323,680
#*	Wheeler Real Estate Investment Trust, Inc.	11,939	17,789
	Whitestone REIT	160,474	1,088,014
	WP Carey, Inc.	691,242	45,469,899
	Xenia Hotels & Resorts, Inc.	486,413	4,718,206

TOTAL UNITED STATES			3,837,719,560

VIRGIN ISLANDS, U.S. — (0.0%)
	Front Yard Residential Corp.	97,906	1,117,107

TOTAL COMMON STOCKS			3,840,573,433

AFFILIATED INVESTMENT COMPANIES — (45.7%)
UNITED STATES — (45.7%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	694,305,620	2,478,671,061

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	24,067,787	$820,470,862

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,299,141,923

TOTAL INVESTMENT SECURITIES (Cost $7,640,097,121)		7,139,715,356

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,229,586	83,653,540

TOTAL INVESTMENTS — (100.0%) (Cost $7,723,732,895)		$7,223,368,896

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,736,766	—	—	$1,736,766
United States	3,837,578,807	$140,753	—	3,837,719,560
Virgin Islands, U.S.	1,117,107	—	—	1,117,107
Affiliated Investment Companies	3,299,141,923	—	—	3,299,141,923
Securities Lending Collateral	—	83,653,540	—	83,653,540

TOTAL	$7,139,574,603	$83,794,293	—	$7,223,368,896

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.6%)
	A2B Australia, Ltd.	2,218,430	$1,131,968
	Accent Group, Ltd.	3,305,997	2,490,303
	Adelaide Brighton, Ltd.	658,673	1,160,233
*	Ainsworth Game Technology, Ltd.	1,261,717	355,023
*	Alkane Resources, Ltd.	805,543	383,367
#	Alliance Aviation Services, Ltd.	108,710	149,105
	Ansell, Ltd.	1,557,967	28,732,324
	AP Eagers, Ltd.	1,164,530	3,853,392
*	Ardent Leisure Group, Ltd.	55,981	13,000
	ARQ Group, Ltd.	339,568	23,029
	Austal, Ltd.	1,971,500	4,316,686
	Austin Engineering, Ltd.	647,686	58,423
*	Australian Agricultural Co., Ltd.	264,079	198,952
	Australian Pharmaceutical Industries, Ltd.	10,148,266	7,692,868
	Australian Vintage, Ltd.	611,053	164,311
	Auswide Bank, Ltd.	10,475	29,616
#	AVJennings, Ltd.	1,149,935	294,227
#	Bank of Queensland, Ltd.	5,761,986	19,428,457
*	Base Resources, Ltd.	450,006	37,926
	BAWAG Group AG	22,053	749,530
	Beach Energy, Ltd.	2,391,129	2,330,753
#	Bega Cheese, Ltd.	1,533,021	4,799,700
	Bell Financial Group, Ltd.	92,817	67,062
#	Bingo Industries, Ltd.	4,358,436	6,600,825
	Boral, Ltd.	639,269	1,242,409
	Brickworks, Ltd.	849,365	7,496,146
	BWX, Ltd.	1,018,026	2,373,332
*	Castile Resources, Ltd.	537,939	57,840
	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	735,122	2,014,583
	Challenger, Ltd.	849,601	2,705,842
	Clean Seas Seafood, Ltd.	71,657	30,546
	Cleanaway Waste Management, Ltd.	44,191,128	53,317,636
*	ClearView Wealth, Ltd.	40,244	5,295
	CSR, Ltd.	9,873,087	23,729,332
	Decmil Group, Ltd.	2,820,301	404,720
#	Domain Holdings Australia, Ltd.	3,514,021	5,950,437
	Downer EDI, Ltd.	8,770,613	23,593,975
	DWS, Ltd.	176,523	80,716
#*	Eclipx Group, Ltd.	3,950,539	1,841,019
	Elanor Investor Group	275,085	162,292
*	Energy World Corp., Ltd.	677,220	31,724
	Enero Group, Ltd.	11,447	8,963
	EQT Holdings, Ltd.	37,153	518,882
	Estia Health, Ltd.	4,485,360	4,346,862
	EVENT Hospitality and Entertainment, Ltd.	1,258,022	6,289,538
*	Experience Co., Ltd.	311,257	19,154
	Finbar Group, Ltd.	11,796	4,997
*	Fleetwood Corp., Ltd.	1,182,560	1,138,361
	FlexiGroup, Ltd.	5,745,456	3,355,726
#	G8 Education, Ltd.	15,605,556	8,751,183
	Genworth Mortgage Insurance Australia, Ltd.	5,831,738	8,062,125
*	GrainCorp, Ltd., Class A	5,646,525	12,966,627
#	Grange Resources, Ltd.	3,384,131	493,839
	GTN, Ltd.	74,832	19,833

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Healius, Ltd.	8,755,310	$14,643,732
#	Helloworld Travel, Ltd.	106,356	119,834
*	Horizon Oil, Ltd.	3,457,188	114,068
#	HT&E, Ltd.	4,134,487	3,004,645
	Huon Aquaculture Group, Ltd.	15,690	37,562
	IGO, Ltd.	9,546,016	28,959,494
	Imdex, Ltd.	464,573	321,939
*	Intega Group, Ltd.	819,378	143,688
#	IOOF Holdings, Ltd.	5,994,876	16,736,251
	IVE Group, Ltd.	707,460	304,524
#	Japara Healthcare, Ltd.	3,092,954	999,674
	K&S Corp., Ltd.	63,580	62,456
*	Kingsgate Consolidated, Ltd.	806,127	211,288
	Lednium Technology Pty, Ltd.	438,495	0
	Link Administration Holdings, Ltd.	18,415	44,933
	MACA, Ltd.	5,375,658	2,563,247
	Macmahon Holdings, Ltd.	8,295,683	1,187,797
*	MaxiTRANS Industries, Ltd.	294,916	29,842
#*	Mayne Pharma Group, Ltd.	28,586,922	7,634,438
	McPherson’s, Ltd.	2,242,242	3,824,384
*	Medusa Mining, Ltd.	85,118	37,017
	Metcash, Ltd.	8,954,680	14,443,386
	Michael Hill International, Ltd.	13,999	3,004
	Michael Hill International, Ltd.	402,866	91,756
#	Mineral Resources, Ltd.	456,663	4,921,841
#	Monash IVF Group, Ltd.	2,076,848	796,022
	Monash IVF Group, Ltd.	1,357,263	526,254
#	Money3 Corp., Ltd.	2,288,975	2,347,111
	Mortgage Choice, Ltd.	116,497	52,190
*	Motorcycle Holdings, Ltd.	43,592	22,185
	Mount Gibson Iron, Ltd.	11,093,858	4,539,018
#*	Myer Holdings, Ltd.	10,378,069	1,333,915
#	MyState, Ltd.	691,226	1,761,118
	Navigator Global Investments, Ltd.	2,297,024	1,940,525
	New Hope Corp., Ltd.	3,252,553	3,250,811
	Nine Entertainment Co. Holdings, Ltd.	21,930,638	20,173,504
	NRW Holdings, Ltd.	978,014	1,069,905
#*	Nufarm, Ltd.	4,559,798	15,485,950
#	oOh!media, Ltd.	3,709,236	2,454,911
	OZ Minerals, Ltd.	7,869,504	45,361,603
	Pacific Current Group, Ltd.	16,834	53,098
	Paragon Care, Ltd.	702,593	76,001
	Peet, Ltd.	2,800,699	1,338,751
	Perenti Global, Ltd.	12,787,491	7,518,838
*	Perseus Mining, Ltd.	22,168,019	13,396,911
#	Pioneer Credit, Ltd.	88,249	14,129
	Premier Investments, Ltd.	1,777,018	17,809,467
*	Prime Media Group, Ltd.	2,080,604	133,516
	Propel Funeral Partners, Ltd.	116,137	204,100
	Ramelius Resources, Ltd.	3,066,758	2,605,877
*	Red River Resources, Ltd.	972,353	39,772
*	Reject Shop, Ltd. (The)	246,479	575,688
	Reliance Worldwide Corp., Ltd.	1,160,267	2,041,202
#*	Resolute Mining, Ltd.	7,086,433	4,222,021
#	Ridley Corp., Ltd.	6,933,870	3,189,560
	RXP Services, Ltd.	44,884	8,714
	Sandfire Resources, Ltd.	1,805,417	5,239,817
	Select Harvests, Ltd.	1,999,432	9,398,431
*	Senex Energy, Ltd.	6,668,865	918,725

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Servcorp, Ltd.	386,631	$657,373
*	Seven West Media, Ltd.	5,897,074	324,362
	Sigma Healthcare, Ltd.	9,466,457	3,716,034
*	Silver Lake Resources, Ltd.	89,798	110,912
#	Sims, Ltd.	3,546,018	15,940,970
	Southern Cross Electrical Engineering, Ltd.	64,134	18,276
	Southern Cross Media Group, Ltd.	40,040,572	3,616,699
#	SpeedCast International, Ltd.	59,723	30,746
	SRG Global, Ltd.	228,341	37,924
#	St Barbara, Ltd.	1,221,360	2,010,294
	Star Entertainment Grp, Ltd. (The)	7,635,524	14,969,173
#	Sunland Group, Ltd.	4,200,389	3,204,273
#	Super Retail Group, Ltd.	1,344,216	5,484,090
	Tassal Group, Ltd.	5,212,744	12,714,856
	Tribune Resources, Ltd.	32,843	136,426
*	United Malt Grp, Ltd.	5,646,525	15,674,918
	Village Roadshow, Ltd.	2,811,569	4,086,867
	Virgin Australia Holdings, Ltd.	39,419,376	0
#*	Virgin Australia Holdings, Ltd.	21,587,777	1,537,048
#	Virtus Health, Ltd.	1,501,000	2,987,951
	Vita Group, Ltd.	764,032	539,401
	Viva Energy Group, Ltd.	572,067	534,660
*	Vocus Group, Ltd.	10,446,490	20,738,110
#	Western Areas, Ltd.	6,335,753	8,930,930
*	Westgold Resources, Ltd.	2,151,758	2,826,821
#	Whitehaven Coal, Ltd.	9,768,002	11,527,879
	WPP AUNZ, Ltd.	8,071,954	1,301,998

TOTAL AUSTRALIA			660,074,445

AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	372,236	6,848,548
#	Austria Technologie & Systemtechnik AG	523,625	9,025,272
	EVN AG	391,931	6,124,361
	Oberbank AG	35,821	3,296,617
#	POLYTEC Holding AG	19,934	112,745
#	Porr AG	19,492	335,291
	Raiffeisen Bank International AG	51,592	890,481
	Strabag SE	381,273	10,674,499
	UNIQA Insurance Group AG	2,185,925	14,737,534
	Vienna Insurance Group AG Wiener Versicherung Gruppe	491,237	9,818,960
#	voestalpine AG	310,942	6,444,583
	Wienerberger AG	1,134,964	21,257,082
*	Zumtobel Group AG	139,666	902,191

TOTAL AUSTRIA			90,468,164

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	373,261	49,471,129
	Banque Nationale de Belgique	2,415	5,395,676
	Bekaert SA	929,204	19,644,114
	Cie d’Entreprises CFE	36,544	2,836,236
	Deceuninck NV	1,532,255	2,333,476
	D’ieteren SA	398,210	19,956,038
	Euronav NV	3,368,136	37,619,323
	Gimv NV	234,807	12,900,232
#	Immobel SA	30,203	2,279,513
	Ontex Group NV	405,507	7,394,465
	Recticel SA	903,534	6,788,355
	Roularta Media Group NV	10,995	166,389

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Sipef NV	91,820	$4,466,696
*	Tessenderlo Group SA	163,131	4,555,080
*	Viohalco SA	35,319	93,044

TOTAL BELGIUM			175,899,766

CANADA — (9.4%)
#	Acadian Timber Corp.	99,920	1,007,850
#*	Advantage Oil & Gas, Ltd.	4,091,753	6,643,458
	Aecon Group, Inc.	1,045,191	11,480,995
	AGF Management, Ltd., Class B	1,134,029	3,503,233
	AirBoss of America Corp.	100	1,017
*	Alacer Gold Corp.	7,196,912	36,916,521
	Alamos Gold, Inc., Class A	8,223,073	66,224,109
#	Alaris Royalty Corp.	448,524	3,267,383
#*	Alcanna, Inc.	284,134	510,316
	Algoma Central Corp.	299,931	2,068,564
#	ARC Resources, Ltd.	2,594,264	10,940,285
*	Argonaut Gold, Inc.	5,371,485	5,595,498
#*	Asanko Gold, Inc.	119,742	135,059
	AutoCanada, Inc.	18,058	84,974
#*	Baytex Energy Corp.	11,187,380	3,576,554
#	Birchcliff Energy, Ltd.	6,878,676	7,560,885
#*	Black Diamond Group, Ltd.	1,129,013	1,078,765
*	BlackBerry, Ltd.	60,502	258,186
*	BlackBerry, Ltd.	661,380	2,830,706
	Bonavista Energy Corp.	2,088,694	270,099
#	Bonterra Energy Corp.	635,936	561,946
#	Caledonia Mining Corp. P.L.C.	1,200	15,182
#*	Calfrac Well Services, Ltd.	124,000	19,598
	Cameco Corp.	25,418	253,163
#	Canaccord Genuity Group, Inc.	1,156,932	4,479,948
#	Canadian Western Bank	1,825,084	28,885,090
*	Canfor Corp.	109,154	760,655
	Canfor Pulp Products, Inc.	31,703	158,065
	CanWel Building Materials Group, Ltd.	209,582	526,985
#*	Capstone Mining Corp.	2,531,115	981,933
#	Cardinal Energy, Ltd.	2,392,081	979,551
	Cascades, Inc.	2,619,401	26,213,769
*	Celestica, Inc.	18,027	112,308
*	Celestica, Inc.	2,382,483	14,873,938
	Centerra Gold, Inc.	6,281,446	50,226,297
	Cervus Equipment Corp.	68,586	307,958
#	CES Energy Solutions Corp.	637,195	535,593
#	Chesswood Group, Ltd.	60,400	256,015
#*	China Gold International Resources Corp., Ltd.	3,341,437	1,632,370
*	Colabor Group, Inc.	49,500	9,246
#*	Copper Mountain Mining Corp.	2,015,338	673,251
	Corus Entertainment, Inc., Class B	2,014,867	4,588,619
#	Crescent Point Energy Corp.	5,354,849	7,463,204
	Crescent Point Energy Corp.	100,092	139,128
*	Crew Energy, Inc.	2,903,649	563,228
	Dorel Industries, Inc., Class B	269,307	539,794
	DREAM Unlimited Corp., Class A	283,739	1,787,701
#	Dundee Precious Metals, Inc.	3,619,607	16,876,504
	Dynacor Gold Mines, Inc.	34,000	40,059
	ECN Capital Corp.	2,173,772	6,168,612
	E-L Financial Corp., Ltd.	5,159	2,551,647
*	Eldorado Gold Corp.	428,290	4,083,055
*	Eldorado Gold Corp.	192,989	1,827,606

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	608,279	$4,487,967
#	Enerflex, Ltd.	1,876,175	7,076,345
#	Enerplus Corp.	1,361,842	3,668,887
	Enerplus Corp.	514,362	1,388,777
#	Ensign Energy Services, Inc.	2,238,132	996,905
#	Equitable Group, Inc.	286,784	14,010,066
	Exco Technologies, Ltd.	296,769	1,390,089
#*	Fortuna Silver Mines, Inc.	3,451,864	10,365,884
*	Fortuna Silver Mines, Inc.	440,222	1,320,666
#	Freehold Royalties, Ltd.	311,635	835,086
#	Frontera Energy Corp.	229,888	738,244
*	GASFRAC Energy Services, Inc.	42,951	318
*	Gear Energy, Ltd.	1,206,300	220,990
#	Genworth MI Canada, Inc.	1,030,214	25,401,016
	GoldMoney, Inc.	8,200	15,552
#*	Gran Tierra Energy, Inc.	8,505,824	2,841,487
	Guardian Capital Group, Ltd., Class A	55,837	833,574
#*	Guyana Goldfields, Inc.	1,084,676	483,135
	Hardwoods Distribution, Inc.	8,102	68,858
*	Headwater Exploration, Inc.	37,600	33,766
*	Heroux-Devtek, Inc.	193,346	1,554,324
#	High Arctic Energy Services, Inc.	434,020	190,202
#	High Liner Foods, Inc.	225,034	1,031,443
*	Home Capital Group, Inc.	1,320,649	17,675,700
#	Horizon North Logistics, Inc.	2,335,036	771,663
#	Hudbay Minerals, Inc.	5,267,493	12,866,465
*	IAMGOLD Corp.	10,385,977	36,337,302
#*	Interfor Corp.	999,681	5,896,319
*	Intertain Group, Ltd. (The)	70,627	607,907
#*	IPL Plastics, Inc.	61,783	199,737
#*	Kelt Exploration, Ltd.	1,580,524	1,816,760
	Kirkland Lake Gold, Ltd.	1,774,198	73,341,233
*	Knight Therapeutics, Inc.	201,515	1,098,817
	KP Tissue, Inc.	18,400	131,396
#	Laurentian Bank of Canada	1,198,644	26,772,400
#*	Lightstream Resources, Ltd.	2,048,004	0
	Linamar Corp.	950,360	22,831,307
	Magellan Aerospace Corp.	37,000	170,387
*	Major Drilling Group International, Inc.	759,701	1,937,525
*	Manitok Energy, Inc.	2,810	0
	Martinrea International, Inc.	2,503,814	15,127,753
*	Mav Beauty Brands, Inc.	3,600	6,724
	Mediagrif Interactive Technologies, Inc.	2,894	13,182
	Medical Facilities Corp.	112,600	356,741
#*	MEG Energy Corp.	5,096,715	11,387,466
	Melcor Developments, Ltd.	117,404	589,571
*	Mercator Minerals, Ltd.	861,957	0
#	Mullen Group, Ltd.	309,496	1,285,166
#	Neo Performance Materials, Inc.	42,402	226,030
#*	New Gold, Inc.	300,500	246,108
	NFI Group, Inc.	35,800	409,452
#*	NuVista Energy, Ltd.	3,008,178	1,772,123
#*	Obsidian Energy, Ltd.	307,858	64,139
	OceanaGold Corp.	11,771,128	17,927,937
#*	Painted Pony Energy, Ltd.	747,002	338,095
	Pan American Silver Corp.	312,504	6,645,450
#*	Paramount Resources, Ltd., Class A	881,939	1,203,839
*	Parex Resources, Inc.	68,200	747,679
#	Peyto Exploration & Development Corp.	1,793,753	3,621,140

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	PHX Energy Services Corp.	22,036	$10,765
	Pizza Pizza Royalty Corp.	427,719	2,679,485
	Polaris Infrastructure, Inc.	320,574	2,867,306
	PrairieSky Royalty, Ltd.	131,767	963,675
#*	Precision Drilling Corp.	10,027,208	5,402,785
#*	Premier Gold Mines, Ltd.	805,989	1,001,732
	Quarterhill, Inc.	1,149,208	1,444,818
	Reitmans Canada, Ltd., Class A	624,437	145,797
	Rocky Mountain Dealerships, Inc.	416,795	1,317,503
#*	Roots Corp.	119,700	97,174
	Russel Metals, Inc.	68,167	738,502
	Secure Energy Services, Inc.	69,800	62,682
*	SEMAFO, Inc.	3,021,788	7,598,159
#*	Seven Generations Energy, Ltd., Class A	1,156,921	2,393,716
#	ShawCor, Ltd.	44,600	65,364
*	Sierra Metals, Inc.	7,900	6,697
#*	Sierra Wireless, Inc.	224,405	2,105,485
*	SONDE RESOURCES CORP COMMON STOCK	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
*	SSR Mining, Inc.	373,256	6,540,256
#*	Storm Resources, Ltd.	267,896	250,199
#	Stuart Olson, Inc.	409,528	253,022
#	Surge Energy, Inc.	6,360,934	1,279,544
#*	Tamarack Valley Energy, Ltd.	4,919,339	2,827,308
#*	Taseko Mines, Ltd.	545,187	191,919
*	Teranga Gold Corp.	2,992,942	20,727,727
#	Tidewater Midstream and Infrastructure, Ltd.	1,731,934	709,223
#	Timbercreek Financial Corp.	735,236	4,156,979
*	TLC Vision Corp.	829,259	0
	TMX Group, Ltd.	41,285	3,576,679
#	TORC Oil & Gas, Ltd.	4,753,051	3,824,431
*	Torex Gold Resources, Inc.	1,089,222	15,501,626
#	Total Energy Services, Inc.	493,291	591,829
	Tourmaline Oil Corp.	935,836	9,278,018
	TransAlta Corp. 2901628	6,330,384	37,246,916
#	Transcontinental, Inc., Class A	818,387	7,413,959
	TransGlobe Energy Corp.	654,041	389,995
#*	Trevali Mining Corp.	26,507	2,000
#*	Trican Well Service, Ltd.	395,099	164,630
#	Uni-Select, Inc.	238,478	729,851
#	Vermilion Energy, Inc.	322,903	1,589,055
	Vermilion Energy, Inc.	368,371	1,819,753
	VersaBank	32,629	130,568
	Wajax Corp.	88,332	551,460
	West Fraser Timber Co., Ltd.	57,364	1,596,524
#	Western Forest Products, Inc.	1,004,139	670,893
#	Whitecap Resources, Inc.	11,269,762	14,816,383
	Yamana Gold, Inc.	19,985,604	94,188,414
#*	Yangarra Resources, Ltd.	495,406	177,954
*	Yellow Pages, Ltd.	10,549	71,542

TOTAL CANADA			946,593,871

CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	1,772,625	563,869
	China Flavors & Fragrances Co., Ltd.	2,851,291	495,319
	CITIC Telecom International Holdings, Ltd.	1,259,000	465,875
*	Hanfeng Evergreen, Inc.	707,267	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	K Wah International Holdings, Ltd.	992,000	$454,560

TOTAL CHINA			1,979,623

DENMARK — (1.7%)
	Alm Brand A.S.	1,264,732	9,910,886
*	BankNordik P/F	9,794	144,948
*	Brodrene Hartmann A.S.	12,270	539,056
*	D/S Norden A.S.	119,103	1,673,992
#*	DFDS A.S.	334,951	8,502,905
*	Drilling Co. of 1972 A.S. (The)	9,489	223,255
*	FLSmidth & Co. A.S.	453,393	11,932,884
*	GronlandsBANKEN A.S.	1,526	108,915
#*	H+H International A.S., Class B	54,941	721,891
*	Harboes Bryggeri A.S., Class B	25,276	189,061
*	ISS A.S.	54,700	813,242
*	Jyske Bank A.S.	1,248,288	33,694,924
	Matas A.S.	640,326	4,342,625
#*	Parken Sport & Entertainment A.S.	24,854	262,937
	Per Aarsleff Holding A.S.	473,436	13,900,579
	Ringkjoebing Landbobank A.S.	115,390	7,243,424
	Scandinavian Tobacco Group A.S., Class A	889,120	10,217,649
	Schouw & Co., A.S.	340,714	24,437,103
	Solar A.S., Class B	40,530	1,411,151
*	Spar Nord Bank A.S.	1,943,142	13,543,060
	Sydbank A.S.	1,601,451	26,461,291
#	TORM P.L.C.	215,131	1,832,002
	United International Enterprises, Ltd.	8,535	1,575,911
*	Vestjysk Bank A.S.	99,400	42,503

TOTAL DENMARK			173,726,194

FINLAND — (2.0%)
	Ahlstrom-Munksjo Oyj	353,095	4,908,066
	Aktia Bank Oyj	393,207	3,316,377
	Altia Oyj	9,991	83,798
#	Aspo Oyj	54,847	386,992
	Atria Oyj	302,392	3,118,302
#	Cargotec Oyj, Class B	859,524	18,753,718
	Digia Oyj	74,002	376,263
#*	Finnair Oyj	1,400,115	5,578,281
#	Fiskars Oyj Abp	138,916	1,599,746
#*	HKScan Oyj, Class A	460,227	1,083,508
	Kemira Oyj	2,792,209	33,590,360
	Kesko Oyj, Class B	1,746,008	28,449,625
#	Konecranes Oyj	1,053,017	22,854,885
#	Metsa Board Oyj	4,879,409	33,986,868
#	Nokian Renkaat Oyj	609,534	12,949,747
	Oriola Oyj, Class A	12,660	29,549
	Oriola Oyj, Class B	312,073	717,287
*	Pihlajalinna Oyj	4,033	65,813
	Raisio Oyj, Class V	1,502,858	5,577,754
	Rapala VMC Oyj	20,345	54,664
	Sanoma Oyj	690,418	6,233,769
	Teleste Oyj	42,681	181,925
	TietoEVRY Oyj	163,743	3,989,856
	Uponor Oyj	114,031	1,278,622
#	YIT Oyj	2,969,492	16,277,433

TOTAL FINLAND			205,443,208

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (3.8%)
#	Actia Group	251,092	$628,423
#	AKWEL	142,610	1,783,683
	Albioma SA	291,160	9,643,181
	Altamir	343,540	5,731,943
	Assystem SA	58,265	1,307,609
	Axway Software SA	28,393	465,285
#	Beneteau SA	153,796	973,831
	Bigben Interactive	130,106	1,686,036
	Bonduelle SCA	273,570	5,984,583
	Burelle SA	6,759	4,188,440
#	Casino Guichard Perrachon SA	875,911	32,878,974
*	CGG SA	12,193,701	15,412,785
	Cie des Alpes	217,983	4,081,903
*	Coface SA	1,151,477	6,772,609
	Derichebourg SA	1,716,614	4,816,824
#	Elior Group SA	424,432	2,803,275
	Elis SA	2,920,469	35,997,957
#	Eramet	200,589	6,316,726
#	Etablissements Maurel et Prom SA	841,260	1,568,504
#	Europcar Mobility Group	407,579	759,746
	Eutelsat Communications SA	96,117	1,076,153
*	Exel Industries, Class A	958	43,740
#	Fleury Michon SA	26,553	634,314
*	Fnac Darty S.A.	85,963	2,778,175
	Gaumont SA	15,096	1,674,022
	Gevelot SA	1,552	261,748
	GL Events	251,938	3,017,736
	Groupe Crit	11,865	658,100
	Groupe Open	37,982	317,695
	Groupe SFPI	140,840	182,530
	Haulotte Group SA	54,617	238,752
#	Iliad SA	34,639	5,158,467
*	Immobiliere Hoteliere SA	27,700	0
	IPSOS	808,182	15,561,851
	Jacquet Metal Service SA	299,841	3,055,727
	Korian SA	957,145	32,148,025
	Laurent-Perrier	627	52,872
	Le Belier	1,874	66,044
	LISI	144,384	2,335,284
	Maisons du Monde SA	72,014	647,860
	Manitou BF SA	1,174	17,988
	Manutan International	32,755	1,720,116
	Mersen SA	360,163	7,947,325
	Nexans SA	625,679	22,285,566
	Nexity SA	509,474	15,627,480
	NRJ Group	10,321	57,345
#*	OL Groupe SA	102,090	245,033
#*	Pierre & Vacances SA	68,909	1,051,822
#	Plastivaloire	152,735	657,293
	Quadient	795,785	10,989,623
#	Rallye SA	56,369	481,607
	Rexel SA	6,861,753	64,087,227
	Rothschild & Co.	273,357	5,405,806
	Samse SA	990	123,615
	Savencia SA	133,933	7,926,308
	SCOR SE	20,330	572,791
	Seche Environnement SA	56,929	2,200,228
	SES SA	119,695	797,407
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	33,078	1,843,633

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Tarkett SA	10,317	$102,030
#	Television Francaise 1	1,047,071	5,126,473
	Total Gabon	9,244	1,051,563
	Vicat SA	341,685	9,589,082
	VIEL & Cie SA	25,721	138,218
	Vilmorin & Cie SA	117,402	4,694,435
	Vranken-Pommery Monopole SA	53,274	843,624

TOTAL FRANCE			379,295,050

GERMANY — (5.1%)
	1&1 Drillisch AG	27,407	637,711
	7C Solarparken AG	112,764	415,477
	Aareal Bank AG	1,323,737	21,562,298
#*	ADVA Optical Networking SE	1,251,022	8,183,547
	Allgeier SE	4,339	141,188
#	Aumann AG	5,867	65,063
	Aurubis AG	1,173,538	60,836,816
	Bauer AG	308,024	3,515,980
	BayWa AG	341,289	10,012,753
#	Bertrandt AG	8,188	315,178
	Bijou Brigitte AG	41,193	1,343,433
#	Bilfinger SE	269,271	5,063,720
	Borussia Dortmund GmbH & Co. KGaA	658,037	4,638,855
	Centrotec SE	69,069	968,429
#	comdirect bank AG	29,707	426,330
#	Commerzbank AG	1,052,147	3,879,195
	Corestate Capital Holding SA	181,869	3,744,733
	CropEnergies AG	516,351	4,076,035
	Deutsche Beteiligungs AG	216,514	7,333,530
	Deutsche Pfandbriefbank AG	2,560,040	18,816,589
	Deutz AG	2,930,775	11,265,094
	DMG Mori AG	64,106	2,880,127
	Draegerwerk AG & Co. KGaA	61,207	4,278,966
	Duerr AG	63,425	1,480,002
#	Elmos Semiconductor AG	95,765	1,907,483
#*	ElringKlinger AG	389,813	2,116,923
	First Sensor AG	22,818	951,113
	FORTEC Elektronik AG	1,354	22,825
	Francotyp-Postalia Holding AG, Class A	11,503	36,937
	Freenet AG	163,229	3,096,564
	Gesco AG	108,939	1,855,498
	GFT Technologies SE	53,308	487,422
#	Grammer AG	6,115	153,681
#*	H&R GmbH & Co. KGaA	229,575	1,039,188
	Hapag-Lloyd AG	13,452	1,927,113
#*	Heidelberger Druckmaschinen AG	4,978,947	3,538,145
	Hella GmbH & Co KGaA	574,706	21,142,855
	Highlight Communications AG	11,679	43,548
	HolidayCheck Group AG	67,608	93,375
	Hornbach Baumarkt AG	146,607	3,167,031
	Hornbach Holding AG & Co. KGaA	97,302	5,554,760
#	Indus Holding AG	378,160	11,639,500
	JOST Werke AG	6,216	168,400
#	K+S AG	3,649,937	24,550,641
	Kampa AG	31,214	0
	KION Group AG	50,694	2,514,534
#	Kloeckner & Co. SE	2,104,733	8,626,053
#	Koenig & Bauer AG	90,954	1,870,154
	Krones AG	101,739	6,130,195

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	5,771	$1,413,624
	KWS Saat SE & Co., KGaA	21,794	1,252,982
	Lanxess AG	1,083,348	53,306,566
	Leifheit AG	56,050	1,194,896
*	Leoni AG	48,127	330,364
#*	Manz AG	11,841	184,292
	Mediclin AG	647,471	3,047,165
	METRO AG	607,813	5,310,636
	MLP SE	1,302,655	6,711,962
	Nexus AG	47,341	1,816,200
#*	Nordex SE	1,060,559	8,527,597
	Norma Group SE	77,033	1,929,291
#*	OSRAM Licht AG	1,064,472	46,841,501
	Patrizia AG	230,552	5,148,087
#	PNE AG	1,265,729	6,014,402
	Progress-Werk Oberkirch AG	5,898	117,489
#	QSC AG	2,227,645	2,871,775
	RHOEN-KLINIKUM AG	573,872	11,423,490
	SAF-Holland SE	627,987	3,231,473
	Salzgitter AG	921,894	12,316,729
*	SGL Carbon SE	94,372	292,266
#*	Sixt Leasing SE	118,890	2,345,140
*	SMA Solar Technology AG	84,560	2,691,248
#*	SMT Scharf AG	5,372	53,591
	Softing AG	12,954	89,255
	Software AG	215,372	7,647,615
#*	SUESS MicroTec SE	385,011	3,600,889
	Surteco Group SE	99,876	2,156,500
	Takkt AG	323,483	2,628,402
#*	Tele Columbus AG	617,388	1,591,103
	United Internet AG	97,891	3,368,286
#	VERBIO Vereinigte BioEnergie AG	480,200	4,360,144
	Vossloh AG	62,263	2,351,343
	Wacker Chemie AG	284,683	16,599,242
#	Wacker Neuson SE	686,486	8,523,202
	Wuestenrot & Wuerttembergische AG	178,349	3,143,315
	Zeal Network SE	23,602	737,672

TOTAL GERMANY			513,684,721

GREECE — (0.0%)
*	Michaniki SA	986,718	0
	Tropea Holding SA	4,581	1,883

TOTAL GREECE			1,883

HONG KONG — (3.0%)
	Aeon Credit Service Asia Co., Ltd.	570,000	424,246
	Aeon Stores Hong Kong Co., Ltd.	306,000	86,133
	Allied Group, Ltd.	1,945,000	10,306,181
	Allied Properties HK, Ltd.	37,878,372	9,434,268
*	Applied Development Holdings, Ltd.	2,995,000	73,336
	Asia Financial Holdings, Ltd.	4,718,106	2,237,200
	Asia Standard Hotel Group, Ltd.	5,534,077	179,563
	Asia Standard International Group, Ltd.	12,121,503	1,473,617
	Associated International Hotels, Ltd.	1,409,000	2,940,399
	Bel Global Resources Holdings, Ltd.	16,756,000	0
#	BOCOM International Holdings Co., Ltd.	3,235,000	433,491
	BOE Varitronix, Ltd.	3,159,000	848,473
	Century City International Holdings, Ltd.	27,139,300	1,455,829

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	2,250,000	$556,868
	Cheuk Nang Holdings, Ltd.	5,118,964	1,592,170
	Chevalier International Holdings, Ltd.	2,760,858	3,501,939
	China Star Entertainment, Ltd.	870,000	199,337
*	China Strategic Holdings, Ltd.	46,820,000	137,763
*	China Tonghai International Financial, Ltd.	1,190,000	55,867
	Chinese Estates Holdings, Ltd.	1,119,500	534,936
*	Chinlink International Holdings, Ltd.	695,000	64,261
	Chinney Investments, Ltd.	1,260,000	270,295
	Chong Hing Bank, Ltd.	506,000	665,352
	Chow Sang Sang Holdings International, Ltd.	2,556,000	2,573,979
	Chuang’s China Investments, Ltd.	27,924,415	1,426,326
	Chuang’s Consortium International, Ltd.	23,541,520	3,477,018
	CNQC International Holdings, Ltd.	7,297,500	779,779
	CNT Group, Ltd.	1,526,000	70,807
	Cowell e Holdings, Inc.	93,000	25,105
	CSI Properties, Ltd.	123,915,476	4,313,649
*	CW Group Holdings, Ltd.	1,696,500	9,475
	Dah Sing Banking Group, Ltd.	8,673,488	8,514,803
	Dah Sing Financial Holdings, Ltd.	3,744,556	12,352,358
	Dickson Concepts International, Ltd.	1,740,000	915,246
	Eagle Nice International Holdings, Ltd.	2,254,000	638,683
	EcoGreen International Group, Ltd.	3,201,840	489,964
*	Emperor Capital Group, Ltd.	49,056,000	985,372
	Emperor Entertainment Hotel, Ltd.	11,255,000	1,710,057
	Emperor International Holdings, Ltd.	34,440,333	6,362,779
	Emperor Watch & Jewellery, Ltd.	79,480,000	1,429,051
*	Esprit Holdings, Ltd.	1,537,500	147,450
	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	29,386,760	10,424,675
	First Pacific Co., Ltd.	26,718,000	5,520,899
*	First Shanghai Investments, Ltd.	2,368,000	100,417
	Fountain SET Holdings, Ltd.	10,354,000	1,544,876
*	Genting Hong Kong, Ltd.	78,000	5,609
#	Get Nice Financial Group, Ltd.	5,013,324	420,760
	Get Nice Holdings, Ltd.	96,072,999	1,516,026
#*	Global Brands Group Holding, Ltd.	8,338,398	231,862
	Glorious Sun Enterprises, Ltd.	3,412,000	392,506
	Gold Peak Industries Holdings, Ltd.	7,973,907	702,122
	Golden Resources Development International, Ltd.	12,649,000	980,244
*	Good Resources Holdings, Ltd.	500,000	5,550
*	Goodbaby International Holdings, Ltd.	8,235,000	842,973
	Great Eagle Holdings, Ltd.	3,305,591	9,860,766
*	G-Resources Group, Ltd.	73,005,000	415,043
	Guangnan Holdings, Ltd.	5,734,000	532,779
#	Guotai Junan International Holdings, Ltd.	7,339,000	962,247
#	Haitong International Securities Group, Ltd.	35,598,789	8,334,897
	Hang Lung Group, Ltd.	1,426,000	3,257,078
	Hanison Construction Holdings, Ltd.	7,470,724	1,037,290
	Harbour Centre Development, Ltd.	2,204,000	2,403,845
	HKR International, Ltd.	20,044,557	8,911,597
	Hon Kwok Land Investment Co., Ltd.	7,146,935	2,214,521
	Hong Kong Economic Times Holdings, Ltd.	64,000	9,080
	Hong Kong Ferry Holdings Co., Ltd.	2,488,000	2,142,483
	Hongkong & Shanghai Hotels, Ltd. (The)	8,336,061	7,577,569
	Hongkong Chinese, Ltd.	20,663,100	2,039,174
#	Hsin Chong Group Holdings, Ltd.	24,822,006	840,474
*	Huan Yue Interactive Holdings, Ltd.	1,405,000	172,721
	Hung Hing Printing Group, Ltd.	7,729,275	1,097,517

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	21,850,000	$3,776,232
*	IPE Group, Ltd.	10,775,000	977,621
*	IRC, Ltd.	41,118,000	434,989
#	IT, Ltd.	112,000	19,134
	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	2,069,423	3,474,778
	Kader Holdings Co., Ltd.	256,000	20,887
#	Keck Seng Investments	2,818,000	1,128,715
	Kerry Logistics Network, Ltd.	2,479,000	3,390,107
	Kerry Properties, Ltd.	189,500	523,394
	Kingmaker Footwear Holdings, Ltd.	76,000	7,768
	Kowloon Development Co., Ltd.	10,117,277	11,814,640
	Kwoon Chung Bus Holdings, Ltd.	218,000	74,906
	Lai Sun Development Co., Ltd.	7,122,764	8,326,370
	Lai Sun Garment International, Ltd.	8,037,560	8,417,836
	Landsea Green Group Co., Ltd.	220,000	22,375
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,646,500	630,142
*	Lerado Financial Group Co., Ltd.	658,400	2,021
	Li & Fung, Ltd.	23,722,000	3,561,635
	Lippo China Resources, Ltd.	5,018,000	103,079
	Lippo, Ltd.	4,619,500	1,564,100
	Liu Chong Hing Investment, Ltd.	4,300,000	4,359,116
	Luks Group Vietnam Holdings Co., Ltd.	1,064,642	167,622
	Lung Kee Bermuda Holdings	658,000	189,231
	Magnificent Hotel Investment, Ltd.	38,616,600	616,038
#	Mason Group Holdings, Ltd.	17,100,400	41,696
*	Midland Holdings, Ltd.	969,969	118,420
	Ming Fai International Holdings, Ltd.	2,748,000	285,813
	Miramar Hotel & Investment	2,271,000	4,180,321
	Modern Dental Group, Ltd.	2,798,000	440,046
	Mongolian Mining Corp.	441,024	21,906
	Nanyang Holdings, Ltd.	98,850	572,220
	National Electronics Hldgs	4,869,648	680,168
*	Neo-Neon Holdings, Ltd.	298,000	19,941
#*	NewOcean Energy Holdings, Ltd.	17,786,000	2,472,760
	NWS Holdings, Ltd.	47,000	48,982
	Oriental Press Group, Ltd.	118,000	7,579
	Oriental Watch Holdings	7,028,000	1,546,137
	Pacific Andes International Holdings, Ltd.	88,958,890	314,411
	Pacific Basin Shipping, Ltd.	92,649,000	11,350,527
	Paliburg Holdings, Ltd.	11,071,041	2,977,992
*	PC Partner Group, Ltd.	338,000	56,188
	Playmates Holdings, Ltd.	30,957,000	3,909,886
	Pokfulam Development Co., Ltd.	116,000	186,605
#	Polytec Asset Holdings, Ltd.	19,235,917	2,099,252
#*	PT International Development Co., Ltd.	2,798,000	111,317
	Public Financial Holdings, Ltd.	4,688,444	1,382,144
*	PYI Corp., Ltd.	22,462,086	217,815
	Regal Hotels International Holdings, Ltd.	8,872,623	3,714,998
	Safety Godown Co., Ltd.	140,000	215,362
*	Samson Holding, Ltd.	1,356,000	42,464
	SAS Dragon Holdings, Ltd.	42,000	12,771
#	SEA Holdings, Ltd.	2,329,368	1,884,785
#	Shangri-La Asia, Ltd.	2,326,000	1,920,746
#	Shenwan Hongyuan HK, Ltd.	815,000	96,139
	Shun Ho Property Investments, Ltd.	271,173	64,910
	Shun Tak Holdings, Ltd.	33,048,546	11,558,533
	Sing Tao News Corp., Ltd.	404,000	60,049

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings, Ltd.	29,650,000	$1,623,562
	Sitoy Group Holdings, Ltd.	4,521,000	276,097
	Soundwill Holdings, Ltd.	1,561,000	1,437,441
*	South China Holdings Co., Ltd.	30,297,751	588,181
	Sun Hung Kai & Co., Ltd.	10,952,688	4,501,824
	TAI Cheung Holdings, Ltd.	4,733,000	3,263,058
	Tan Chong International, Ltd.	3,879,000	924,558
#	Tao Heung Holdings, Ltd.	747,000	96,919
	Tern Properties Co., Ltd.	146,000	60,555
#	Texwinca Holdings, Ltd.	8,182,000	1,384,392
	Tian Teck Land, Ltd.	638,000	523,165
	Transport International Holdings, Ltd.	610,276	1,371,519
	Tsui Wah Holdings, Ltd.	114,000	5,047
#	United Laboratories International Holdings, Ltd. (The)	2,548,000	2,200,889
	Upbest Group, Ltd.	4,920,000	566,217
	Vantage International Holdings, Ltd.	3,602,000	199,875
	Vedan International Holdings, Ltd.	6,156,000	572,523
	Victory City International Holdings, Ltd.	3,113,586	79,120
	VSTECS Holdings, Ltd.	4,030,000	1,854,222
	Wai Kee Holdings, Ltd.	806,000	439,031
	Wang On Group, Ltd.	117,960,000	1,159,257
	Win Hanverky Holdings, Ltd.	2,240,000	95,095
	Wing On Co. International, Ltd.	2,625,500	6,561,026
	Wing Tai Properties, Ltd.	2,608,749	1,596,846
	Wong’s International Holdings, Ltd.	70,000	19,605
	Wong’s Kong King International	300,000	23,718
	Yue Yuen Industrial Holdings, Ltd.	1,142,500	1,822,468

TOTAL HONG KONG			297,652,854

IRELAND — (0.1%)
*	AIB Group P.L.C.	256,044	354,318
	Bank of Ireland Group P.L.C.	1,113,718	2,285,458
	C&C Group P.L.C.	2,553,212	6,259,718
*	FBD Holdings P.L.C.	47,010	374,194
*	Permanent TSB Group Holdings P.L.C.	109,538	60,423

TOTAL IRELAND			9,334,111

ISRAEL — (0.8%)
	Africa Israel Residences, Ltd.	2,346	63,191
	Alrov Properties and Lodgings, Ltd.	7,679	220,151
#	Ashtrom Group, Ltd.	162,647	2,416,824
#	Ashtrom Properties, Ltd.	277,123	1,411,559
#*	Azorim-Investment Development & Construction Co., Ltd.	841,354	1,688,733
	Bet Shemesh Engines Holdings 1997, Ltd.	1,784	40,837
#	Carasso Motors, Ltd.	152,030	475,035
#*	Cellcom Israel, Ltd.	124,170	457,232
*	Cellcom Israel, Ltd.	29,907	110,058
*	Clal Insurance Enterprises Holdings, Ltd.	134,799	1,339,486
	Delta-Galil Industries, Ltd.	7,397	131,717
*	Dor Alon Energy in Israel 1988, Ltd.	29,387	594,364
#*	El Al Israel Airlines	2,901,598	646,169
#*	Equital, Ltd.	400,691	9,964,990
	First International Bank Of Israel, Ltd.	32,364	798,340
	Formula Systems 1985, Ltd.	91,258	6,092,474
	Hadera Paper, Ltd.	183	8,507
	Harel Insurance Investments & Financial Services, Ltd.	2,364,950	15,226,822
#	Israel Land Development - Urban Renewal, Ltd.	40,081	355,371
	Isras Investment Co., Ltd.	4,291	795,657

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Issta Lines, Ltd.	3,796	$53,612
	Kenon Holdings, Ltd.	60,583	1,231,596
	Kerur Holdings, Ltd.	470	14,028
#	Mediterranean Towers, Ltd.	171,793	411,802
	Meitav Dash Investments, Ltd.	258,555	612,331
#	Menora Mivtachim Holdings, Ltd.	506,317	6,758,211
	Migdal Insurance & Financial Holdings, Ltd.	166,855	106,778
	Mivtach Shamir Holdings, Ltd.	3,074	53,699
#*	Nawi Brothers, Ltd.	21,804	100,081
	Neto ME Holdings, Ltd.	4,902	280,661
#	Oil Refineries, Ltd.	26,394,749	7,294,362
	Paz Oil Co., Ltd.	37,089	3,231,832
*	Perion Network, Ltd.	86,175	434,542
	Phoenix Holdings, Ltd. (The)	1,376,509	7,238,862
	Plasson Industries, Ltd.	583	21,941
	Scope Metals Group, Ltd.	2,785	55,987
*	Shalag Industries, Ltd.	6,554	19,085
	Shikun & Binui, Ltd.	430,537	1,786,970
#	Summit Real Estate Holdings, Ltd.	519,476	6,489,384
	Union Bank of Israel	485,299	2,247,208
#	YH Dimri Construction & Development, Ltd.	13,530	409,921

TOTAL ISRAEL			81,690,410

ITALY — (4.1%)
	A2A SpA	880,403	1,200,172
#*	Aeffe SpA	39,000	45,802
	Anima Holding SpA	4,649,844	16,461,623
	Autostrade Meridionali SpA	7,652	181,762
	Avio SpA	213,092	3,197,721
	Banca IFIS SpA	224,553	2,196,163
	Banca Popolare di Sondrio SCPA	10,127,656	16,078,423
#	Banca Profilo SpA	2,698,377	441,556
	Banca Sistema SpA	826,960	1,204,451
#*	Banco BPM SpA	1,087,878	1,329,645
	Banco di Desio e della Brianza SpA	435,527	1,248,791
#	BPER Banca	10,921,175	27,000,794
	Buzzi Unicem SpA	7,700	80,467
	Buzzi Unicem SpA	2,094,916	41,100,170
	Cairo Communication SpA	1,047,917	1,889,921
	Cementir Holding NV	1,853,336	11,353,550
	CIR SpA-Compagnie Industriali	20,886,358	9,265,736
	Credito Emiliano SpA	1,487,928	6,595,282
#*	d’Amico International Shipping SA	8,360,198	1,024,551
	Danieli & C Officine Meccaniche SpA	27,528	204,448
	Danieli & C Officine Meccaniche SpA	331,005	4,207,204
	DeA Capital SpA	2,253,518	3,197,903
*	Elica SpA	101,725	329,657
	Emak SpA	1,211,465	796,161
	ERG SpA	534,854	9,609,822
	Esprinet SpA	733,994	3,467,795
*	Eurotech SpA	7,850	52,079
	Falck Renewables SpA	1,669,073	8,203,522
#*	Fincantieri SpA	9,325,547	7,228,057
	FNM SpA	4,026,494	1,913,067
*	GEDI Gruppo Editoriale SpA	2,233,958	1,123,755
#	Geox SpA	298,049	238,289
*	Guala Closures SpA	125,317	876,734
#*	IMMSI SpA	4,737,322	1,872,395
#*	Intek Group SpA	3,169,477	694,189

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Italmobiliare SpA	229,384	$6,864,696
	IVS Group SA	26,868	184,020
	La Doria SpA	177,488	1,884,051
	Leonardo SpA	1,013,611	7,000,083
	Massimo Zanetti Beverage Group SpA	153,538	606,859
	Openjobmetis SpA agenzia per il lavoro	9,549	58,418
#*	OVS SpA	3,764,517	3,244,554
#	Pirelli & C SpA	2,637,512	10,213,488
#	Prima Industrie SpA	40,228	585,661
	Reno de Medici SpA	3,037,013	2,336,709
#	Retelit SpA	2,838,493	4,778,715
	Sabaf SpA	27,453	330,611
	SAES Getters SpA	14,119	341,797
#*	Saipem SpA	11,811,160	30,315,237
#*	Salini Impregilo SpA	4,117,418	6,094,977
	Saras SpA	937,348	885,200
#	Servizi Italia SpA	48,626	149,271
	Societa Cattolica di Assicurazioni SC	4,796,049	26,571,692
#*	Sogefi SpA	468,779	446,047
	Unione di Banche Italiane SpA	25,232,083	72,332,143
	Unipol Gruppo SpA	10,098,772	34,844,744
	UnipolSai Assicurazioni SpA	8,613,894	21,113,969

TOTAL ITALY			417,094,599

JAPAN — (27.9%)
	77 Bank, Ltd. (The)	843,300	11,245,122
#	A&A Material Corp.	4,100	42,149
	Achilles Corp.	324,800	4,791,731
	ADEKA Corp.	1,366,700	17,161,863
	Ahresty Corp.	628,800	2,161,686
	Aichi Corp.	344,000	2,303,673
	Aichi Steel Corp.	283,700	7,581,536
	Aichi Tokei Denki Co., Ltd.	24,900	1,015,722
	Aida Engineering, Ltd.	354,000	2,429,794
	Ainavo Holdings Co., Ltd.	29,900	201,424
	Aiphone Co., Ltd.	137,600	1,951,459
	Airport Facilities Co., Ltd.	605,000	2,415,246
	Aisan Industry Co., Ltd.	1,008,530	5,347,986
	Akatsuki Corp.	20,000	46,352
	Akita Bank, Ltd. (The)	228,400	3,061,837
	Albis Co., Ltd.	54,100	1,052,663
#	Alconix Corp.	362,699	3,725,695
#	Alinco, Inc.	172,800	1,646,799
	Alpen Co., Ltd.	542,300	8,315,877
	Alpha Corp.	143,900	1,215,527
	Alps Logistics Co., Ltd.	166,900	1,073,013
	Anabuki Kosan, Inc.	17,200	233,640
	AOI Electronics Co., Ltd.	22,700	457,441
	AOI TYO Holdings, Inc.	260,000	1,069,774
#	AOKI Holdings, Inc.	746,522	4,535,466
#	Aomori Bank, Ltd. (The)	399,800	8,446,810
	Aoyama Trading Co., Ltd.	793,799	6,705,894
	Arakawa Chemical Industries, Ltd.	428,900	5,083,167
	Arata Corp.	4,200	173,461
	Araya Industrial Co., Ltd.	98,700	989,557
	Arcland Sakamoto Co., Ltd.	540,900	5,157,863
	Arcs Co., Ltd.	242,800	4,555,651
#	Arealink Co., Ltd.	112,600	923,629
#	Arisawa Manufacturing Co., Ltd.	771,382	6,068,587

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Artnature, Inc.	167,700	$1,056,379
	Asahi Broadcasting Group Holdings Corp.	187,600	1,208,673
	Asahi Diamond Industrial Co., Ltd.	1,065,600	4,745,719
	Asahi Kogyosha Co., Ltd.	100,224	2,743,371
	Asahi Printing Co., Ltd.	11,900	102,258
	Asahi Yukizai Corp.	368,200	4,413,322
#	Asanuma Corp.	120,000	3,813,996
	Asax Co., Ltd.	18,900	107,817
#	Ashimori Industry Co., Ltd.	133,599	1,050,222
	Asia Pile Holdings Corp.	587,900	2,281,014
	ASKA Pharmaceutical Co., Ltd.	385,000	3,980,683
#*	Asti Corp.	65,100	796,435
	Avantia Co., Ltd.	113,600	707,770
	Awa Bank, Ltd. (The)	755,920	16,447,370
	Bando Chemical Industries, Ltd.	471,800	2,809,578
	Bank of Iwate, Ltd. (The)	199,100	4,656,944
#	Bank of Kochi, Ltd. (The)	106,499	711,827
	Bank of Nagoya, Ltd. (The)	35,870	752,756
#	Bank of Okinawa, Ltd. (The)	358,940	10,637,061
	Bank of the Ryukyus, Ltd.	949,300	8,861,682
#	Bank of Toyama, Ltd. (The)	11,100	226,193
	Belluna Co., Ltd.	850,124	3,971,397
	Bull-Dog Sauce Co., Ltd.	10,400	105,778
	Bunka Shutter Co., Ltd.	582,700	4,254,040
	Canon Electronics, Inc.	108,700	1,591,962
	Carlit Holdings Co., Ltd.	409,600	1,904,879
	Cawachi, Ltd.	538,500	12,733,518
	Central Glass Co., Ltd.	977,200	16,747,573
	Chiba Kogyo Bank, Ltd. (The)	1,221,300	2,660,152
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	30,600	399,769
#	Chino Corp.	64,400	756,101
	Chiyoda Integre Co., Ltd.	147,500	2,401,171
	Chori Co., Ltd.	78,200	1,221,933
	Chubu Shiryo Co., Ltd.	403,600	6,186,914
	Chudenko Corp.	94,660	1,914,198
	Chuetsu Pulp & Paper Co., Ltd.	160,400	2,009,896
	Chugai Ro Co., Ltd.	53,800	772,197
	Chugoku Bank, Ltd. (The)	335,000	3,084,686
	Chugoku Marine Paints, Ltd.	101,000	772,305
	Chukyo Bank, Ltd. (The)	200,200	3,911,496
	Chuo Gyorui Co., Ltd.	61,100	1,375,244
	Chuo Spring Co., Ltd.	92,700	2,347,651
#	Chuo Warehouse Co., Ltd.	21,900	220,629
	CI Takiron Corp.	1,124,000	6,110,660
	Citizen Watch Co., Ltd.	4,811,600	16,981,801
	CK-San-Etsu Co., Ltd.	900	23,892
	Cleanup Corp.	623,200	2,993,211
#*	CMK Corp.	1,162,400	4,486,098
	Comany, Inc.	14,500	149,748
	Corona Corp.	262,900	2,331,748
	Cosel Co., Ltd.	1,700	14,227
	Cosmo Energy Holdings Co., Ltd.	653,200	9,812,989
#	Cosmos Initia Co., Ltd.	111,100	406,503
	Create Medic Co., Ltd.	23,400	235,689
	CTI Engineering Co., Ltd.	304,000	4,916,272
	Dai Nippon Toryo Co., Ltd.	125,300	1,070,620
	Dai-Dan Co., Ltd.	272,500	6,813,707
#	Daido Kogyo Co., Ltd.	177,689	1,030,359
	Daido Metal Co., Ltd.	590,200	2,946,446

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co., Ltd.	297,000	$9,808,591
#	Daidoh, Ltd.	265,700	489,906
	Daihatsu Diesel Manufacturing Co., Ltd.	299,800	1,146,178
	Daiho Corp.	345,300	7,228,653
	Daiichi Jitsugyo Co., Ltd.	156,600	5,294,583
	Daiichi Kensetsu Corp.	14,000	223,861
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,251,082
	Dai-ichi Seiko Co., Ltd.	184,100	3,905,040
	Daiken Corp.	12,600	187,361
	Daiki Aluminium Industry Co., Ltd.	680,800	3,613,699
	Daikoku Denki Co., Ltd.	190,600	2,062,475
	Daikyonishikawa Corp.	109,800	543,899
	Dainichi Co., Ltd.	254,300	1,588,432
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	227,300	4,795,472
	Daishi Hokuetsu Financial Group, Inc.	892,943	19,403,652
#	Daishinku Corp.	181,700	2,877,405
#	Daisue Construction Co., Ltd.	125,100	856,223
	Daito Bank, Ltd. (The)	375,500	2,002,307
	Daiwa Industries, Ltd.	221,100	1,897,875
	DCM Holdings Co., Ltd.	2,676,500	26,152,434
	Denki Kogyo Co., Ltd.	19,200	443,010
	Denyo Co., Ltd.	306,500	5,770,606
	DMW Corp.	49,100	988,849
	Doshisha Co., Ltd.	7,500	92,275
	Dowa Holdings Co., Ltd.	103,000	2,848,780
#	DSB Co., Ltd.	132,200	792,263
	Duskin Co., Ltd.	65,700	1,697,758
#	DyDo Group Holdings, Inc.	84,500	3,340,782
	Dynic Corp.	42,200	293,149
	Eagle Industry Co., Ltd.	224,100	1,409,664
	Ebara Foods Industry, Inc.	5,400	109,709
#	EDION Corp.	2,462,200	21,402,086
	EF-ON, Inc.	32,800	150,240
	Ehime Bank, Ltd. (The)	675,099	6,847,465
	Eizo Corp.	95,300	2,858,065
	Elematec Corp.	194,700	1,480,157
	Endo Lighting Corp.	220,600	1,185,918
	Enomoto Co., Ltd.	16,700	152,052
	Eslead Corp.	222,100	2,787,103
#	ESTELLE Holdings Co., Ltd.	9,000	47,805
	Exedy Corp.	484,000	7,798,264
	FALCO HOLDINGS Co., Ltd.	55,000	813,934
	FCC Co., Ltd.	13,000	184,966
#	Feed One Co., Ltd.	150,800	235,083
	Fenwal Controls of Japan, Ltd.	16,100	162,074
#	Ferrotec Holdings Corp.	480,500	2,886,217
	FIDEA Holdings Co., Ltd.	3,703,200	3,701,361
	First Bank of Toyama, Ltd. (The)	215,000	535,041
#	First Juken Co., Ltd.	138,900	1,221,499
#	FJ Next Co., Ltd.	402,800	3,051,499
	Foster Electric Co., Ltd.	443,000	4,817,903
#	F-Tech, Inc.	368,500	1,590,106
	Fudo Tetra Corp.	53,800	671,992
	Fuji Co., Ltd.	88,700	1,416,642
	Fuji Corp.	48,100	805,352
#	Fuji Corp., Ltd.	485,000	2,286,181
	Fuji Die Co., Ltd.	6,100	33,531
	Fuji Oil Co., Ltd.	63,900	109,427
	Fujikura Composites, Inc.	546,400	1,848,593

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujikura Kasei Co., Ltd.	489,700	$2,259,022
	Fujikura, Ltd.	4,386,200	12,896,115
	Fujimori Kogyo Co., Ltd.	7,900	232,423
	Fujisash Co., Ltd.	1,177,000	713,404
	Fujishoji Co., Ltd.	48,300	294,278
	Fujitsu Frontech, Ltd.	370,100	3,687,561
	FuKoKu Co., Ltd.	224,800	1,234,859
	Fukuda Corp.	120,800	4,648,597
	Fukui Bank, Ltd. (The)	114,100	1,671,683
	Fukuyama Transporting Co., Ltd.	199,100	6,899,777
#	Furukawa Battery Co., Ltd. (The)	41,100	211,060
	Furukawa Co., Ltd.	585,100	5,980,491
	Furukawa Electric Co., Ltd.	619,400	11,658,725
	Furuno Electric Co., Ltd.	661,800	4,924,319
	Furusato Industries, Ltd.	178,100	2,336,192
	Fuso Pharmaceutical Industries, Ltd.	54,200	1,089,679
	Futaba Industrial Co., Ltd.	692,100	3,290,054
	Fuyo General Lease Co., Ltd.	280,700	14,034,792
	Gecoss Corp.	358,100	2,886,574
#	Geo Holdings Corp.	493,700	6,463,558
	Geostr Corp.	8,800	27,126
#	GL Sciences, Inc.	41,100	385,820
	Godo Steel, Ltd.	390,700	7,350,028
#	Goldcrest Co., Ltd.	438,630	6,616,759
	Grandy House Corp.	343,400	1,053,727
	GS Yuasa Corp.	44,400	630,953
#	GSI Creos Corp.	175,907	1,692,688
	G-Tekt Corp.	455,900	4,663,262
	Gun-Ei Chemical Industry Co., Ltd.	120,100	2,865,497
	Gunma Bank, Ltd. (The)	1,788,396	5,725,827
	Gunze, Ltd.	319,800	10,840,574
	H2O Retailing Corp.	1,448,039	11,357,232
	Hachijuni Bank, Ltd. (The)	318,600	1,137,673
	Hagiwara Electric Holdings Co., Ltd.	131,800	2,529,638
	Hakuto Co., Ltd.	376,000	3,410,360
	Hanwa Co., Ltd.	685,000	10,881,957
	Happinet Corp.	181,200	1,785,664
	Hard Off Corp. Co., Ltd.	77,700	482,452
#	Harima Chemicals Group, Inc.	408,600	3,900,067
#	Haruyama Holdings, Inc.	261,200	1,788,398
	Hashimoto Sogyo Holdings Co., Ltd.	8,590	142,786
	Heian Ceremony Service Co., Ltd.	1,200	9,207
	Heiwa Real Estate Co., Ltd.	646,500	17,359,047
	Heiwado Co., Ltd.	462,024	7,874,149
	Helios Techno Holding Co., Ltd.	21,400	66,350
	Hibiya Engineering, Ltd.	143,100	2,459,994
	HI-LEX Corp.	94,700	1,023,786
#	Hirakawa Hewtech Corp.	66,700	629,932
#	Hiroshima Bank, Ltd. (The)	1,566,100	6,506,968
	Hiroshima Electric Railway Co., Ltd.	5,000	48,588
	Hisaka Works, Ltd.	113,800	780,646
	Hitachi Zosen Corp.	3,205,719	10,606,749
#	Hodogaya Chemical Co., Ltd.	115,199	3,734,273
#	Hokkaido Coca-Cola Bottling Co., Ltd.	89,199	3,029,570
	Hokkan Holdings, Ltd.	209,500	2,966,908
	Hokko Chemical Industry Co., Ltd.	549,400	2,859,886
	Hokkoku Bank, Ltd. (The)	641,816	19,076,681
	Hokuetsu Corp.	3,820,774	15,088,449
	Hokuhoku Financial Group, Inc.	2,098,000	17,046,738

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Industry Co., Ltd.	58,900	$515,973
	Hokuriku Electrical Construction Co., Ltd.	161,400	1,490,859
	H-One Co., Ltd.	566,600	2,775,905
	Honshu Chemical Industry Co., Ltd.	19,300	187,540
#	Hoosiers Holdings	563,700	3,178,460
	Hosiden Corp.	1,147,500	9,792,722
#	Howa Machinery, Ltd.	197,500	1,461,581
	Hyakugo Bank, Ltd. (The)	1,909,555	5,538,922
	Hyakujushi Bank, Ltd. (The)	431,000	7,666,834
#	Ichikawa Co., Ltd.	23,400	292,282
#	Ichiken Co., Ltd.	66,300	754,874
#	Ichinen Holdings Co., Ltd.	52,400	544,112
	Icom, Inc.	4,800	118,256
	IDEA Consultants, Inc.	3,500	45,047
	Iino Kaiun Kaisha, Ltd.	1,525,100	4,537,258
#	IJTT Co., Ltd.	452,660	1,860,902
	Ikegami Tsushinki Co., Ltd.	53,200	406,427
	Imagica Group, Inc.	96,000	321,785
	Imasen Electric Industrial	469,599	3,280,379
	Inaba Seisakusho Co., Ltd.	118,700	1,440,183
	Inabata & Co., Ltd.	1,280,900	14,207,250
	Ines Corp.	801,100	10,503,862
	Innotech Corp.	412,000	3,388,124
	Intellex Co., Ltd.	26,900	135,451
#	I-O Data Device, Inc.	230,300	1,953,589
#	Ise Chemicals Corp.	12,500	341,610
	Iseki & Co., Ltd.	385,900	4,252,321
#	Ishihara Chemical Co., Ltd.	13,200	230,632
	Ishihara Sangyo Kaisha, Ltd.	758,000	4,506,567
#	Ishizuka Glass Co., Ltd.	58,999	1,187,795
	Itochu Enex Co., Ltd.	796,900	5,916,814
	Itochu-Shokuhin Co., Ltd.	72,100	3,172,619
	Itoki Corp.	1,051,247	3,174,698
	IwaiCosmo Holdings, Inc.	432,800	3,794,858
#	Iwaki & Co., Ltd.	843,600	3,385,481
	Iwasaki Electric Co., Ltd.	211,200	2,628,478
*	Iwatsu Electric Co., Ltd.	141,400	1,109,793
	Iyo Bank, Ltd. (The)	222,100	1,189,842
	Jaccs Co., Ltd.	473,700	7,864,006
	Jafco Co., Ltd.	646,400	20,706,745
	Jamco Corp.	13,700	83,237
	Janome Sewing Machine Co., Ltd.	435,600	1,565,911
	Japan Asia Group, Ltd.	522,300	1,143,620
#	Japan Cash Machine Co., Ltd.	43,400	221,251
#*	Japan Display, Inc.	4,332,599	1,750,491
	Japan Electronic Materials Corp.	17,900	155,001
#	Japan Foundation Engineering Co., Ltd.	364,400	1,396,356
	Japan Oil Transportation Co., Ltd.	53,921	1,498,694
	Japan Pulp & Paper Co., Ltd.	214,000	7,114,558
	Japan Steel Works, Ltd. (The)	87,200	1,070,536
	Japan Transcity Corp.	1,001,200	4,573,115
#	Japan Wool Textile Co., Ltd. (The)	917,700	8,042,595
	Jimoto Holdings, Inc.	1,963,200	1,756,242
	JK Holdings Co., Ltd.	234,900	1,642,486
	JMS Co., Ltd.	399,043	3,110,413
#	Joban Kosan Co., Ltd.	20,300	245,231
	J-Oil Mills, Inc.	258,000	9,848,506
	Joshin Denki Co., Ltd.	87,800	1,702,249
	JSP Corp.	59,100	762,851

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Juki Corp.	254,099	$1,393,175
	Juroku Bank, Ltd. (The)	307,400	5,400,193
	JVCKenwood Corp.	3,053,630	4,853,615
	K&O Energy Group, Inc.	314,200	4,617,657
	Kadokawa Corp.	230,117	3,308,501
	Kaga Electronics Co., Ltd.	422,100	7,632,758
	Kamei Corp.	767,600	7,519,924
	Kanaden Corp.	440,300	5,072,648
	Kanagawa Chuo Kotsu Co., Ltd.	15,600	586,838
	Kanamoto Co., Ltd.	30,400	589,501
	Kandenko Co., Ltd.	1,022,700	8,558,002
	Kanefusa Corp.	4,100	23,001
	Kaneka Corp.	29,700	768,199
#	Kaneko Seeds Co., Ltd.	13,500	185,368
	Kanematsu Corp.	822,000	8,103,177
	Kansai Mirai Financial Group, Inc.	111,588	375,174
	Kasai Kogyo Co., Ltd.	368,300	1,711,657
	Katakura & Co-op Agri Corp.	27,900	302,105
#	Katakura Industries Co., Ltd.	215,100	2,069,236
	Kato Works Co., Ltd.	280,473	3,196,053
#	KAWADA TECHNOLOGIES, Inc.	119,800	5,591,023
#	Kawagishi Bridge Works Co., Ltd.	17,299	337,860
*	Kawasaki Kisen Kaisha, Ltd.	181,200	1,782,682
	Kawasumi Laboratories, Inc.	363,620	3,096,616
	Keihin Co., Ltd.	43,200	508,430
	Keihin Corp.	1,142,400	27,250,074
	Keiyo Bank, Ltd. (The)	2,240,900	10,921,673
	KEL Corp.	33,700	245,336
#	Kimura Unity Co., Ltd.	42,900	388,038
	King Co., Ltd.	72,800	319,089
*	Kinki Sharyo Co., Ltd. (The)	25,200	259,493
	Kissei Pharmaceutical Co., Ltd.	29,000	687,624
	Kitagawa Corp.	198,500	2,801,929
	Kita-Nippon Bank, Ltd. (The)	173,600	3,119,700
	Kitano Construction Corp.	106,927	2,577,779
	Kitz Corp.	96,500	591,944
	Kiyo Bank, Ltd. (The)	1,368,200	20,217,465
	Koa Corp.	118,489	980,996
	Koatsu Gas Kogyo Co., Ltd.	194,800	1,329,157
	Kobe Steel, Ltd.	4,524,000	15,130,952
	Kohnan Shoji Co., Ltd.	885,100	20,542,881
#	Kohsoku Corp.	20,500	275,062
	Kojima Co., Ltd.	629,500	2,289,741
	Kokuyo Co., Ltd.	24,411	298,444
	KOMAIHALTEC, Inc.	60,700	853,358
	Komatsu Matere Co., Ltd.	404,600	2,824,450
	Komatsu Wall Industry Co., Ltd.	166,900	2,802,063
#	Komehyo Co., Ltd.	166,700	1,296,519
	Komeri Co., Ltd.	675,200	13,114,706
	Konishi Co., Ltd.	110,100	1,441,161
	Konoike Transport Co., Ltd.	293,400	3,162,840
#*	Kosaido Co., Ltd.	170,200	1,218,112
	KRS Corp.	131,400	2,001,697
	KU Holdings Co., Ltd.	269,100	2,002,943
	Kumagai Gumi Co., Ltd.	16,900	370,284
	Kurabo Industries, Ltd.	609,500	13,953,857
#	Kureha Corp.	255,700	10,313,067
	Kurimoto, Ltd.	249,100	4,130,385
	Kuriyama Holdings Corp.	27,500	123,073

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KVK Corp.	2,500	$31,354
	Kyodo Printing Co., Ltd.	211,100	5,434,280
	Kyoei Steel, Ltd.	670,300	8,517,598
	Kyokuto Boeki Kaisha, Ltd.	64,500	834,575
	Kyokuto Kaihatsu Kogyo Co., Ltd.	904,850	10,553,464
	Kyoritsu Printing Co., Ltd.	457,600	643,373
	Kyosan Electric Manufacturing Co., Ltd.	919,600	4,359,258
	Kyowa Electronic Instruments Co., Ltd.	408,400	1,532,903
	Kyowa Leather Cloth Co., Ltd.	380,300	2,242,822
#	Kyushu Financial Group, Inc.	1,862,695	7,858,079
#	Kyushu Leasing Service Co., Ltd.	39,400	161,857
	Lintec Corp.	5,200	111,589
	Lonseal Corp.	11,400	190,610
	Look Holdings, Inc.	210,599	1,543,173
	Macnica Fuji Electronics Holdings, Inc.	849,850	11,568,488
	Maeda Corp.	1,255,100	10,067,544
	Maeda Road Construction Co., Ltd.	1,790	33,139
	Maezawa Industries, Inc.	76,300	237,626
	Maezawa Kasei Industries Co., Ltd.	199,400	1,998,021
	Maezawa Kyuso Industries Co., Ltd.	167,500	3,090,472
	Makino Milling Machine Co., Ltd.	425,200	12,121,400
	Mars Group Holdings Corp.	13,500	210,766
	Marubun Corp.	283,900	1,328,120
	Marudai Food Co., Ltd.	646,100	11,787,141
	Marufuji Sheet Piling Co., Ltd.	1,800	31,609
#	Maruka Corp.	58,200	937,197
#	Maruyama Manufacturing Co., Inc.	44,300	503,745
	Maruzen CHI Holdings Co., Ltd.	85,600	298,753
	Maruzen Showa Unyu Co., Ltd.	304,500	7,140,031
	Matsuda Sangyo Co., Ltd.	216,400	2,647,137
#	Matsui Construction Co., Ltd.	439,800	2,588,329
	Maxell Holdings, Ltd.	892,300	8,208,611
	Maxvalu Tokai Co., Ltd.	84,300	1,747,249
#	Meiji Electric Industries Co., Ltd.	31,400	368,141
#	Meiji Shipping Co., Ltd.	16,100	54,712
	Meisei Industrial Co., Ltd.	523,200	3,805,812
#	Meiwa Corp.	412,800	1,848,389
	Meiwa Estate Co., Ltd.	355,300	1,440,609
	Michinoku Bank, Ltd. (The)	77,800	792,535
	Mikuni Corp.	605,300	1,396,408
	Mimaki Engineering Co., Ltd.	2,600	9,806
	Ministop Co., Ltd.	9,200	126,935
	Miraial Co., Ltd.	127,000	1,285,807
	Mirait Holdings Corp.	174,750	2,257,381
	Mitani Corp.	7,400	433,682
#	Mitani Sangyo Co., Ltd.	118,700	408,905
*	Mitsuba Corp.	470,199	1,976,050
	Mitsubishi Kakoki Kaisha, Ltd.	63,800	963,184
	Mitsubishi Paper Mills, Ltd.	571,900	2,020,154
	Mitsubishi Shokuhin Co., Ltd.	21,500	542,597
	Mitsubishi Steel Manufacturing Co., Ltd.	399,400	2,869,461
	Mitsuboshi Belting, Ltd.	13,400	183,476
	Mitsui Matsushima Holdings Co., Ltd.	293,600	2,277,685
#	Mitsui Mining & Smelting Co., Ltd.	520,100	9,703,613
	Mitsui Sugar Co., Ltd.	119,200	2,378,199
	Mitsui-Soko Holdings Co., Ltd.	403,000	5,460,053
	Mitsumura Printing Co., Ltd.	2,000	30,955
#	Mitsuuroko Group Holdings Co., Ltd.	738,500	7,600,330
	Mixi, Inc.	138,700	2,393,151

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miyaji Engineering Group, Inc.	133,400	$1,982,095
	Miyazaki Bank, Ltd. (The)	389,026	8,386,815
	Miyoshi Oil & Fat Co., Ltd.	132,000	1,315,801
	Mizuho Leasing Co., Ltd.	372,900	7,169,367
	Mizuno Corp.	334,679	5,806,129
	Monex Group, Inc.	1,144,100	2,242,090
#	Money Partners Group Co., Ltd.	5,900	11,452
#	MORESCO Corp.	22,900	188,655
	Morito Co., Ltd.	225,200	1,390,041
	Mory Industries, Inc.	144,300	3,138,168
#	MrMax Holdings, Ltd.	514,900	2,003,868
	Mugen Estate Co., Ltd.	170,300	737,899
	Murakami Corp.	50,800	1,067,101
	Musashi Seimitsu Industry Co., Ltd.	10,400	84,204
	Musashino Bank, Ltd. (The)	517,000	6,511,501
#	Nachi-Fujikoshi Corp.	23,900	691,199
#	Nadex Co., Ltd.	41,100	252,109
	Nafco Co., Ltd.	70,500	769,645
#	Nagano Bank, Ltd. (The)	106,699	1,141,745
#	Nagano Keiki Co., Ltd.	119,500	866,738
	Nagase & Co., Ltd.	1,255,500	15,101,957
#	Nakabayashi Co., Ltd.	572,200	2,970,752
	Nakakita Seisakusho Co., Ltd.	400	8,668
	Nakanishi Manufacturing Co., Ltd.	5,300	42,330
#	Nakano Corp.	316,300	1,048,066
	Nakayama Steel Works, Ltd.	439,400	1,538,896
	Nakayo, Inc.	21,200	273,140
	Nanto Bank, Ltd. (The)	401,699	8,424,595
	Narasaki Sangyo Co., Ltd.	34,600	565,179
	NEC Capital Solutions, Ltd.	240,800	4,189,891
	Neturen Co., Ltd.	821,600	4,456,777
	New Japan Chemical Co., Ltd.	79,200	126,193
	NHK Spring Co., Ltd.	339,300	2,245,075
#	Nicca Chemical Co., Ltd.	39,700	320,859
#	Nichia Steel Works, Ltd.	514,199	1,208,989
	Nichicon Corp.	726,800	4,789,910
	Nichiden Corp.	116,000	2,209,875
	Nichi-iko Pharmaceutical Co., Ltd.	115,400	1,500,412
	Nichimo Co., Ltd.	56,800	906,102
	Nichireki Co., Ltd.	723,100	9,581,852
	Nichirin Co., Ltd.	71,560	822,738
	Nihon Denkei Co., Ltd.	41,500	408,249
#	Nihon Kagaku Sangyo Co., Ltd.	61,400	535,143
#	Nihon Nohyaku Co., Ltd.	671,500	2,687,115
	Nihon Plast Co., Ltd.	348,600	1,405,581
	Nihon Tokushu Toryo Co., Ltd.	167,600	1,337,045
	Nihon Yamamura Glass Co., Ltd.	171,400	1,324,861
	Nikkato Corp.	3,200	17,950
	Nikko Co., Ltd.	628,600	3,282,226
	Nikkon Holdings Co., Ltd.	517,100	10,040,779
	Nippi, Inc.	16,400	511,975
	Nippon Beet Sugar Manufacturing Co., Ltd.	283,900	4,438,265
	Nippon Carbide Industries Co., Inc.	168,000	1,639,551
#	Nippon Chemical Industrial Co., Ltd.	238,900	4,978,432
#	Nippon Chemi-Con Corp.	292,800	3,302,474
	Nippon Chemiphar Co., Ltd.	7,500	179,472
#	Nippon Coke & Engineering Co., Ltd.	3,590,000	1,854,795
	Nippon Concrete Industries Co., Ltd.	1,097,500	2,555,610
	Nippon Densetsu Kogyo Co., Ltd.	282,200	5,500,343

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co., Ltd.	7,800	$100,560
	Nippon Electric Glass Co., Ltd.	352,600	5,136,582
	Nippon Felt Co., Ltd.	129,400	550,631
#	Nippon Filcon Co., Ltd.	178,500	866,691
#	Nippon Fine Chemical Co., Ltd.	249,500	3,419,160
	Nippon Flour Mills Co., Ltd.	389,400	6,130,007
	Nippon Hume Corp.	632,400	3,572,342
#*	Nippon Kinzoku Co., Ltd.	164,100	958,594
	Nippon Koei Co., Ltd.	327,400	9,371,805
#*	Nippon Koshuha Steel Co., Ltd.	161,700	547,272
	Nippon Light Metal Holdings Co., Ltd.	10,923,500	17,203,603
#	Nippon Paper Industries Co., Ltd.	695,400	9,930,573
	Nippon Pillar Packing Co., Ltd.	412,500	5,226,927
	Nippon Piston Ring Co., Ltd.	208,200	2,272,572
#	Nippon Rietec Co., Ltd.	50,700	1,037,229
	Nippon Road Co., Ltd. (The)	218,200	13,158,564
	Nippon Seiki Co., Ltd.	482,400	5,190,827
	Nippon Seisen Co., Ltd.	67,900	1,866,733
#*	Nippon Sheet Glass Co., Ltd.	1,272,899	4,026,556
	Nippon Signal Co., Ltd.	654,300	6,082,792
	Nippon Soda Co., Ltd.	523,400	13,429,221
	Nippon Steel Trading Corp.	349,580	11,013,585
	Nippon Thompson Co., Ltd.	1,589,800	5,489,505
	Nippon Tungsten Co., Ltd.	3,900	63,731
#	Nippon Yakin Kogyo Co., Ltd.	304,250	4,671,069
	Nishikawa Rubber Co., Ltd.	21,100	216,039
	Nishimatsu Construction Co., Ltd.	1,058,215	20,038,129
	Nishimoto Co., Ltd.	5,100	85,685
	Nishi-Nippon Financial Holdings, Inc.	1,676,600	9,784,784
	Nishio Rent All Co., Ltd.	51,000	1,050,137
	Nissan Shatai Co., Ltd.	512,100	4,099,570
	Nissan Tokyo Sales Holdings Co., Ltd.	507,400	1,000,230
	Nissei Corp.	2,400	24,383
	Nissei Plastic Industrial Co., Ltd.	324,800	2,973,068
	Nissha Co., Ltd.	278,100	2,030,945
	Nisshin Group Holdings Co., Ltd.	975,500	3,632,188
	Nisshin Oillio Group, Ltd. (The)	684,900	22,523,570
	Nisshinbo Holdings, Inc.	2,823,888	19,688,906
	Nissin Corp.	290,000	4,260,684
	Nissin Kogyo Co., Ltd.	740,100	15,355,713
#	Nissin Sugar Co., Ltd.	315,900	5,580,600
	Nissui Pharmaceutical Co., Ltd.	44,500	512,545
	Nitta Corp.	4,400	78,734
	Nitta Gelatin, Inc.	176,000	1,124,991
	Nittan Valve Co., Ltd.	284,600	524,319
	Nittetsu Mining Co., Ltd.	151,899	6,141,679
#	Nitto Fuji Flour Milling Co., Ltd.	33,400	1,834,049
	Nitto Kogyo Corp.	75,400	1,270,241
	Nitto Kohki Co., Ltd.	13,600	237,219
	Nitto Seiko Co., Ltd.	513,700	2,265,230
	Nittobest Corp.	100	814
	NJS Co., Ltd.	33,900	494,828
	Noda Corp.	77,500	440,415
	NOK Corp.	10,600	123,446
	Noritake Co., Ltd.	193,300	6,330,694
	Noritsu Koki Co., Ltd.	150,900	1,741,060
	Noritz Corp.	426,800	4,747,953
	North Pacific Bank, Ltd.	6,178,100	11,066,933
	Nozawa Corp.	36,300	184,280

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS United Kaiun Kaisha, Ltd.	339,400	$4,533,513
	NTN Corp.	8,024,000	15,390,294
	Ogaki Kyoritsu Bank, Ltd. (The)	511,800	10,442,888
	Ohara, Inc.	14,900	126,353
#	Ohashi Technica, Inc.	164,800	2,194,532
	Ohmoto Gumi Co., Ltd.	300	11,741
	Oita Bank, Ltd. (The)	218,200	4,346,682
	Okabe Co., Ltd.	381,000	2,674,167
	Okamura Corp.	77,000	556,485
	Okasan Securities Group, Inc.	757,100	2,289,511
#*	OKK Corp.	115,600	498,497
	OKUMA Corp.	41,700	1,572,290
	Okumura Corp.	185,100	3,949,470
	Okura Industrial Co., Ltd.	246,500	3,588,730
	Okuwa Co., Ltd.	392,500	5,339,227
#	Olympic Group Corp.	252,500	1,537,730
	ONO Sokki Co., Ltd.	64,200	291,053
	Onoken Co., Ltd.	415,400	4,421,127
#	Onward Holdings Co., Ltd.	2,446,200	7,653,395
	Origin Co., Ltd.	122,300	1,647,347
	Osaka Organic Chemical Industry, Ltd.	50,700	810,550
	Osaka Steel Co., Ltd.	531,300	5,809,521
	Osaki Electric Co., Ltd.	916,500	4,406,170
#	OUG Holdings, Inc.	18,200	447,388
	Oyo Corp.	5,200	60,858
	Pacific Industrial Co., Ltd.	832,100	7,051,294
	Parker Corp.	31,800	116,983
	Pegasus Sewing Machine Manufacturing Co., Ltd.	375,800	1,106,288
#	Piolax, Inc.	422,900	6,295,968
	Plant Co., Ltd.	5,800	40,103
	Press Kogyo Co., Ltd.	2,699,500	6,653,343
	PS Mitsubishi Construction Co., Ltd.	265,000	1,300,562
#	Punch Industry Co., Ltd.	266,300	854,756
	Rasa Corp.	128,000	985,418
#	Rasa Industries, Ltd.	137,400	1,585,207
	Rengo Co., Ltd.	279,800	2,179,830
	Restar Holdings Corp.	77,700	1,253,172
	Retail Partners Co., Ltd.	130,500	1,531,415
	Rhythm Watch Co., Ltd.	243,200	1,440,015
	Riberesute Corp.	3,900	28,953
	Ricoh Leasing Co., Ltd.	435,400	11,590,425
	Riken Corp.	183,800	4,902,993
	Riken Technos Corp.	1,080,500	4,427,385
	Rix Corp.	13,500	189,359
	Roland DG Corp.	10,800	132,563
	Ryobi, Ltd.	677,600	7,983,775
	Ryoden Corp.	396,600	4,883,361
	Ryosan Co., Ltd.	119,100	2,604,452
#	S LINE Co., Ltd.	18,800	169,368
	Sac’s Bar Holdings, Inc.	3,200	16,417
	Sakai Chemical Industry Co., Ltd.	493,400	8,266,197
	Sakai Heavy Industries, Ltd.	94,400	1,817,530
	Sakai Ovex Co., Ltd.	150,400	2,865,246
	Sakata INX Corp.	30,800	275,027
#	Sala Corp.	541,500	2,851,230
	SAMTY Co., Ltd.	9,200	119,019
	San Holdings, Inc.	185,600	2,207,725
	San ju San Financial Group, Inc.	236,219	3,367,751
	San-Ai Oil Co., Ltd.	1,147,800	11,652,921

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Sanden Holdings Corp.	480,200	$1,538,684
	Sanei Architecture Planning Co., Ltd.	13,800	153,111
	San-In Godo Bank, Ltd. (The)	3,408,000	17,877,729
	Sanki Engineering Co., Ltd.	1,001,600	11,293,817
	Sanko Gosei, Ltd.	21,000	56,168
	Sanko Metal Industrial Co., Ltd.	49,300	968,344
	Sankyo Seiko Co., Ltd.	658,200	2,833,490
	Sankyo Tateyama, Inc.	603,000	4,970,522
	Sanoh Industrial Co., Ltd.	31,500	203,625
#	Sansei Technologies, Inc.	14,300	77,632
#	Sansha Electric Manufacturing Co., Ltd.	205,500	1,031,243
	Sanyo Chemical Industries, Ltd.	190,800	7,516,545
	Sanyo Denki Co., Ltd.	100,200	4,401,432
	Sanyo Industries, Ltd.	60,600	1,087,566
#	Sanyo Special Steel Co., Ltd.	600,700	5,245,152
	Sata Construction Co., Ltd.	75,700	272,288
	Sato Shoji Corp.	246,300	1,855,143
#	Sawada Holdings Co., Ltd.	126,500	1,056,789
	Saxa Holdings, Inc.	168,999	2,691,949
	Scroll Corp.	821,100	2,474,371
	Seibu Electric & Machinery Co., Ltd.	5,500	47,923
	Seika Corp.	179,500	1,867,244
	Seikitokyu Kogyo Co., Ltd.	580,470	4,307,210
	Seiko Holdings Corp.	392,000	6,508,589
	Sekisui Jushi Corp.	259,500	5,276,171
	Sekisui Plastics Co., Ltd.	763,000	4,268,988
	Senshu Electric Co., Ltd.	140,400	3,248,197
	Senshu Ikeda Holdings, Inc.	4,718,700	7,366,229
	Senshukai Co., Ltd.	23,900	77,851
#	Shibaura Machine Co., Ltd.	135,900	2,673,548
	Shibaura Mechatronics Corp.	52,599	1,320,856
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,800,508
	Shiga Bank, Ltd. (The)	525,500	12,377,215
#	Shikibo, Ltd.	328,100	3,237,529
#	Shikoku Bank, Ltd. (The)	675,900	5,245,975
	Shimachu Co., Ltd.	1,136,800	28,390,321
	Shimizu Bank, Ltd. (The)	39,800	671,104
	Shin Nippon Air Technologies Co., Ltd.	176,720	3,670,245
#	Shinagawa Refractories Co., Ltd.	155,900	3,166,080
	Shindengen Electric Manufacturing Co., Ltd.	152,800	3,523,159
	Shin-Etsu Polymer Co., Ltd.	489,000	3,812,442
	Shinko Electric Industries Co., Ltd.	742,000	9,261,766
	Shinko Shoji Co., Ltd.	145,600	1,174,161
	Shinmaywa Industries, Ltd.	62,300	632,731
	Shinnihon Corp.	310,400	2,209,547
	Shinobu Foods Products Co., Ltd.	1,900	11,247
	Shinsho Corp.	118,899	1,997,576
	Shinwa Co., Ltd.	5,000	32,108
	Shizuki Electric Co., Inc.	5,000	21,708
	Shizuoka Gas Co., Ltd.	924,600	8,308,298
	Showa Corp.	12,300	258,459
	Sigma Koki Co., Ltd.	22,400	232,284
#	Siix Corp.	14,500	118,093
	Sinanen Holdings Co., Ltd.	203,400	5,208,816
	Sinfonia Technology Co., Ltd.	11,100	105,113
	Sintokogio, Ltd.	890,062	6,152,763
	SK-Electronics Co., Ltd.	27,000	265,077
	SKY Perfect JSAT Holdings, Inc.	2,729,400	10,260,791
	SMK Corp.	100,399	2,398,195

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SNT Corp.	1,191,500	$2,775,560
#	Soda Nikka Co., Ltd.	231,700	1,286,939
	Sodick Co., Ltd.	847,800	5,843,219
	Soft99 Corp.	83,700	639,532
	Soken Chemical & Engineering Co., Ltd.	53,500	537,223
	Space Value Holdings Co., Ltd.	374,300	1,180,789
	SPK Corp.	85,836	1,036,038
	Starzen Co., Ltd.	69,200	2,824,973
	Subaru Enterprise Co., Ltd.	27,100	1,975,138
	Sugimoto & Co., Ltd.	163,400	2,620,222
	Sumida Corp.	9,200	59,846
#	Suminoe Textile Co., Ltd.	174,300	2,882,455
	Sumitomo Bakelite Co., Ltd.	9,700	250,538
	Sumitomo Mitsui Construction Co., Ltd.	191,800	791,434
#	Sumitomo Osaka Cement Co., Ltd.	290,599	9,456,381
*	Sumitomo Precision Products Co., Ltd.	93,916	1,920,309
	Sumitomo Riko Co., Ltd.	906,100	4,845,720
	Sumitomo Seika Chemicals Co., Ltd.	67,300	1,845,954
	Sumitomo Warehouse Co., Ltd. (The)	1,351,200	15,423,620
	Sun Frontier Fudousan Co., Ltd.	57,300	455,194
	Suncall Corp.	235,100	840,841
	Sun-Wa Technos Corp.	316,100	2,418,099
	Suzuki Co., Ltd.	164,400	1,102,950
	SWCC Showa Holdings Co., Ltd.	209,600	2,147,461
	T Hasegawa Co., Ltd.	76,500	1,533,940
	T RAD Co., Ltd.	195,400	2,450,472
#	T&K Toka Co., Ltd.	235,800	1,586,855
	Tachibana Eletech Co., Ltd.	382,420	5,255,531
#	Tachikawa Corp.	234,000	2,378,334
	Tachi-S Co., Ltd.	701,200	6,134,759
#	Tadano, Ltd.	382,900	2,920,666
	Taihei Dengyo Kaisha, Ltd.	376,800	7,707,245
#	Taiheiyo Kouhatsu, Inc.	217,700	1,221,683
	Taiho Kogyo Co., Ltd.	506,600	2,437,281
	Taiko Bank, Ltd. (The)	38,000	538,770
	Taisei Oncho Co., Ltd.	1,600	25,586
#	Takachiho Koheki Co., Ltd.	69,500	595,849
	Takano Co., Ltd.	249,700	1,617,856
	Takaoka Toko Co., Ltd.	241,244	2,083,237
	Takara Standard Co., Ltd.	573,852	8,457,172
	Takasago International Corp.	176,600	3,743,834
	Takashima & Co., Ltd.	44,000	619,863
#	Takashimaya Co., Ltd.	458,400	4,142,639
	Take And Give Needs Co., Ltd.	278,050	1,765,570
	TAKEBISHI Corp.	37,600	476,035
	Takeei Corp.	315,400	2,351,759
	Takisawa Machine Tool Co., Ltd.	123,900	1,276,348
	Tanabe Engineering Corp.	31,300	192,238
	Tatsuta Electric Wire and Cable Co., Ltd.	613,600	2,978,016
	Tayca Corp.	26,700	372,896
#	Tbk Co., Ltd.	680,800	3,008,380
#	TECHNO ASSOCIE Co., Ltd.	174,700	1,397,428
#	Techno Ryowa, Ltd.	225,570	1,653,571
#	Techno Smart Corp.	2,700	19,967
#	Teikoku Tsushin Kogyo Co., Ltd.	169,100	1,872,612
	Tekken Corp.	184,600	3,648,953
	Tenma Corp.	451,800	6,517,689
*	Tenryu Saw Manufacturing Co., Ltd.	2,000	51,631
	Teraoka Seisakusho Co., Ltd.	64,800	205,942

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co., Ltd.	13,100	$111,682
#	Tigers Polymer Corp.	325,300	1,375,287
	Toa Corp.	177,000	1,175,627
	Toa Corp.	326,800	4,285,666
	Toa Oil Co., Ltd.	136,300	2,235,361
	TOA ROAD Corp.	124,100	3,343,244
#	Toabo Corp.	79,300	353,397
	Toagosei Co., Ltd.	1,877,300	17,176,062
	Tobishima Corp.	176,700	1,749,055
	TOC Co., Ltd.	36,700	227,733
#	Toda Corp.	317,000	1,841,480
#*	Toda Kogyo Corp.	84,498	1,009,859
	Toenec Corp.	231,300	7,011,895
	Togami Electric Manufacturing Co., Ltd.	13,000	181,272
	Toho Acetylene Co., Ltd.	19,200	225,582
	Toho Bank, Ltd. (The)	4,726,300	11,003,812
	Toho Co., Ltd.	16,900	271,450
	Toho Holdings Co., Ltd.	129,600	2,684,011
#	Tohoku Bank, Ltd. (The)	183,799	1,502,774
	Tohoku Steel Co., Ltd.	14,100	173,414
#	Tohto Suisan Co., Ltd.	75,100	1,956,027
	Tokai Lease Co., Ltd.	61,799	678,027
	Tokai Rika Co., Ltd.	934,500	11,905,132
#	Tokushu Tokai Paper Co., Ltd.	194,522	7,336,840
	Tokyo Dome Corp.	962,100	7,028,707
	Tokyo Electron Device, Ltd.	208,200	5,263,037
	Tokyo Energy & Systems, Inc.	725,200	4,902,431
#	Tokyo Keiki, Inc.	333,276	2,327,736
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,600	63,737
#	Tokyo Radiator Manufacturing Co., Ltd.	41,700	203,495
*	Tokyo Rope Manufacturing Co., Ltd.	177,100	870,163
	Tokyo Sangyo Co., Ltd.	569,500	2,561,507
#	Tokyo Steel Manufacturing Co., Ltd.	38,300	243,845
	Tokyo Tekko Co., Ltd.	138,500	1,448,824
	Tokyo Theatres Co., Inc.	1,200	13,190
	Tokyu Construction Co., Ltd.	152,600	788,899
	Tokyu Recreation Co., Ltd.	13,166	540,086
	Toli Corp.	1,236,900	2,933,018
	Tomato Bank, Ltd.	165,300	1,601,238
	Tomen Devices Corp.	29,200	1,043,324
#	Tomoe Corp.	910,500	2,940,808
#	Tomoe Engineering Co., Ltd.	124,200	2,180,469
	Tomoku Co., Ltd.	307,900	4,417,350
	TOMONY Holdings, Inc.	3,401,200	11,394,382
	Tonami Holdings Co., Ltd.	163,300	8,037,800
	Toppan Forms Co., Ltd.	915,800	8,045,475
	Topre Corp.	153,600	1,776,813
	Topy Industries, Ltd.	535,200	6,257,929
	Torex Semiconductor, Ltd.	9,500	93,010
	Torigoe Co., Ltd. (The)	95,200	793,997
	Torishima Pump Manufacturing Co., Ltd.	4,700	32,007
	Tosei Corp.	175,500	1,703,204
	Tottori Bank, Ltd. (The)	64,999	677,819
	Towa Bank, Ltd. (The)	714,400	4,418,420
	Towa Corp.	103,408	893,315
	Toyo Construction Co., Ltd.	1,578,900	6,305,017
	Toyo Corp.	228,100	2,169,319
#	Toyo Denki Seizo K.K.	161,250	1,862,303
	Toyo Ink SC Holdings Co., Ltd.	753,900	14,339,448

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Kanetsu K.K.	33,300	$589,758
#	Toyo Logistics Co., Ltd.	90,600	278,603
	Toyo Machinery & Metal Co., Ltd.	290,100	1,089,560
	Toyo Tanso Co., Ltd.	273,800	3,760,114
	Toyo Wharf & Warehouse Co., Ltd.	114,899	1,451,478
	Toyobo Co., Ltd.	1,462,400	17,035,220
	TPR Co., Ltd.	163,100	1,903,947
	Trinity Industrial Corp.	12,100	78,058
	TS Tech Co., Ltd.	111,500	3,023,294
	TSI Holdings Co., Ltd.	1,928,820	7,467,476
	Tsubaki Nakashima Co., Ltd.	69,400	487,032
	Tsubakimoto Chain Co.	421,400	9,870,236
	Tsubakimoto Kogyo Co., Ltd.	23,000	694,060
#*	Tsudakoma Corp.	80,100	565,066
	Tsukada Global Holdings, Inc.	329,100	1,092,586
	Tsukishima Kikai Co., Ltd.	318,000	3,582,702
	Tsukuba Bank, Ltd.	1,292,467	2,055,874
	Tsurumi Manufacturing Co., Ltd.	250,300	4,377,123
	TV Asahi Holdings Corp.	329,000	4,883,884
	Tv Tokyo Holdings Corp.	304,800	6,783,109
#	TYK Corp.	681,600	1,886,484
	UACJ Corp.	991,399	16,155,842
	Uchida Yoko Co., Ltd.	95,900	4,206,427
#	Uchiyama Holdings Co., Ltd.	9,300	28,516
	Ueki Corp.	18,700	427,939
*	UMC Electronics Co., Ltd.	8,000	17,590
#*	Uniden Holdings Corp.	125,099	2,199,404
	UNIMAT Retirement Community Co., Ltd.	5,400	52,709
	Unipres Corp.	842,600	7,389,156
#	United Super Markets Holdings, Inc.	445,200	4,374,727
	Ushio, Inc.	948,100	9,997,392
	Utoc Corp.	162,200	730,888
	Valor Holdings Co., Ltd.	98,200	1,823,817
	Vital KSK Holdings, Inc.	525,215	5,322,061
	Wakachiku Construction Co., Ltd.	228,500	2,536,247
	Wakita & Co., Ltd.	959,900	8,844,385
	Warabeya Nichiyo Holdings Co., Ltd.	297,000	4,320,957
	Wood One Co., Ltd.	122,100	1,239,651
	World Co., Ltd.	19,600	229,947
	Xebio Holdings Co., Ltd.	714,300	5,906,186
	YAC Holdings Co., Ltd.	223,200	957,010
	Yachiyo Industry Co., Ltd.	129,800	520,382
#	Yagi & Co., Ltd.	1,100	14,950
	Yahagi Construction Co., Ltd.	207,500	1,532,955
	Yaizu Suisankagaku Industry Co., Ltd.	100,700	862,457
	YAMABIKO Corp.	325,996	2,512,462
	Yamagata Bank, Ltd. (The)	389,800	4,594,193
	Yamaguchi Financial Group, Inc.	656,200	3,536,458
	Yamanashi Chuo Bank, Ltd. (The)	288,800	2,150,818
#	Yamatane Corp.	276,999	3,109,987
	Yamato Corp.	369,200	2,270,688
	Yamato Kogyo Co., Ltd.	162,700	3,192,941
#	Yamaya Corp.	61,400	1,240,811
	Yamazawa Co., Ltd.	16,000	248,874
#	Yasuda Logistics Corp.	307,400	2,461,662
	Yellow Hat, Ltd.	339,400	4,715,694
	Yodogawa Steel Works, Ltd.	494,300	7,776,976
	Yokogawa Bridge Holdings Corp.	173,800	3,050,595
	Yokohama Reito Co., Ltd.	1,279,200	10,798,244

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yondenko Corp.	86,750	$1,910,065
	Yorozu Corp.	556,600	5,885,332
	Yotai Refractories Co., Ltd.	346,800	1,963,786
#	Yuasa Funashoku Co., Ltd.	62,499	1,778,373
	Yuken Kogyo Co., Ltd.	50,000	630,577
	Yurtec Corp.	1,251,300	7,028,572
	Yushiro Chemical Industry Co., Ltd.	186,700	1,979,702
	Yutaka Giken Co., Ltd.	12,800	165,843
	Zaoh Co., Ltd.	28,700	373,506
#	Zenitaka Corp. (The)	51,200	1,687,247

TOTAL JAPAN			2,807,590,272

NETHERLANDS — (2.8%)
*	Accell Group NV	55,344	1,034,233
	Aegon NV	2,298,427	5,945,213
	APERAM SA	1,236,551	32,040,068
#	Arcadis NV	848,189	13,186,909
	ASM International NV	230,245	25,455,966
	ASR Nederland NV	2,674,123	71,664,304
#	Boskalis Westminster	947,357	16,421,905
	ForFarmers NV	14,144	94,101
#*	Heijmans NV	501,634	3,501,293
	Hunter Douglas NV	15,222	709,431
#*	Kendrion NV	15,009	181,118
#*	Koninklijke BAM Groep NV	5,282,726	8,825,621
	Ordina NV	3,279,389	6,558,857
#	SBM Offshore NV	4,667,578	59,161,973
	Signify NV	1,904,294	38,764,455
#	SNS NV	4,044,025	0

TOTAL NETHERLANDS			283,545,447

NEW ZEALAND — (0.5%)
	Abano Healthcare Group, Ltd.	17,705	25,453
#	Air New Zealand, Ltd.	4,276,543	3,491,899
#	Arvida Group, Ltd.	968,834	809,290
	Chorus, Ltd.	5,444,977	23,762,105
	Colonial Motor Co., Ltd. (The)	247,107	876,506
	Heartland Group Holdings, Ltd.	2,730,630	1,872,903
	Kathmandu Holdings, Ltd.	3,046,416	1,462,872
	Metlifecare, Ltd.	983,899	2,517,508
*	Metro Performance Glass, Ltd.	136,038	14,059
#	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	952,161
	New Zealand Refining Co., Ltd. (The)	2,554,104	1,437,098
*	NZME, Ltd.	44,231	5,683
#*	NZME, Ltd.	1,169,418	123,645
#	Oceania Healthcare, Ltd.	222,260	103,723
	PGG Wrightson, Ltd.	241,959	392,703
*	Richina Pacific Ltd.	832,183	0
	Sanford, Ltd.	1,039,541	4,439,510
	Scales Corp., Ltd.	46,861	138,632
	Summerset Group Holdings, Ltd.	599,278	2,210,196
	Tourism Holdings, Ltd.	16,804	13,064
*	TOWER, Ltd.	345,873	126,163
	Turners Automotive Group, Ltd.	54,540	57,552
	Warehouse Group, Ltd. (The)	693,898	911,664

TOTAL NEW ZEALAND			45,744,389

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.7%)
*	Akastor ASA	1,271,420	$495,822
#*	Aker Solutions ASA	532,515	348,115
	American Shipping Co. ASA	814,659	2,083,120
*	Archer, Ltd.	2,506,383	402,883
	Austevoll Seafood ASA	229,024	1,784,057
#	Avance Gas Holding, Ltd.	1,415,204	3,003,946
#*	Axactor SE	1,211,227	788,294
#	B2Holding ASA	1,670,031	673,483
#	Bonheur ASA	543,284	9,591,188
#*	BW Energy, Ltd.	691,500	859,899
	BW LPG, Ltd.	1,589,694	5,423,810
#*	BW Offshore, Ltd.	3,388,782	9,527,014
#	DNO ASA	415,905	187,908
#	Frontline, Ltd.	1,217,969	11,422,470
	Hoegh LNG Holdings, Ltd.	294,761	320,348
#*	Kongsberg Automotive ASA	8,831,866	941,854
#*	Kvaerner ASA	4,509,174	2,792,126
#*	Norwegian Air Shuttle ASA	305,488	152,199
*	Norwegian Finans Holding ASA	91,588	488,697
#	Ocean Yield ASA	573,605	1,487,305
#*	Odfjell Drilling, Ltd.	1,960,143	1,609,308
*	Odfjell SE, Class A	295,711	677,572
#*	PGS ASA	7,298,281	2,605,953
*	Sbanken ASA	262,808	1,399,597
	Selvaag Bolig ASA	123,780	512,921
#	Stolt-Nielsen, Ltd.	597,653	5,091,901
*	Subsea 7 SA	207,596	1,139,524
	Treasure ASA	42,641	40,610
*	Wallenius Wilhelmsen ASA	316,161	347,732
	Wilh Wilhelmsen Holding ASA, Class A	227,263	2,285,650
#*	XXL ASA	1,106,742	1,105,942

TOTAL NORWAY			69,591,248

PORTUGAL — (0.3%)
#	Banco Comercial Portugues SA, Class R	117,922,805	13,193,552
	Corticeira Amorim SGPS SA	675,983	7,122,463
	Sonae Capital SGPS SA	1,368,767	736,168
	Sonae SGPS SA	6,785,244	5,362,062

TOTAL PORTUGAL			26,414,245

SINGAPORE — (0.9%)
	Accordia Golf Trust	2,195,500	883,694
	Amara Holdings, Ltd.	96,100	24,476
	Avarga, Ltd.	435,400	40,664
#	Banyan Tree Holdings, Ltd.	2,809,200	555,907
	Bonvests Holdings, Ltd.	1,317,380	755,210
	China Aviation Oil Singapore Corp., Ltd.	21,300	15,486
	China Sunsine Chemical Holdings, Ltd.	101,500	27,259
#	Chip Eng Seng Corp., Ltd.	9,800,198	3,595,004
	Chuan Hup Holdings, Ltd.	6,639,900	916,251
*	DMX Technologies Group, Ltd.	3,585,000	0
	Elec & Eltek International Co., Ltd.	45,200	97,207
#*	Ezra Holdings, Ltd.	17,609,209	133,716
#	Far East Orchard, Ltd.	5,078,142	3,633,921
	First Sponsor Group, Ltd.	1,045,655	830,916
	Fraser and Neave, Ltd.	34,400	36,185
	Frasers Property, Ltd.	41,200	35,794
#	Fu Yu Corp., Ltd.	4,121,800	668,271

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GK Goh Holdings, Ltd.	2,099,974	$1,144,788
	GL, Ltd.	966,800	395,313
	Golden Agri-Resources, Ltd.	28,296,700	3,111,724
	GP Industries, Ltd.	2,112,708	761,601
#	GuocoLand, Ltd.	2,847,400	2,848,404
	Hanwell Holdings, Ltd.	4,792,243	633,464
	Haw Par Corp., Ltd.	180,600	1,309,079
	Hiap Hoe, Ltd.	73,800	34,974
#	Ho Bee Land, Ltd.	6,587,800	9,642,593
	Hong Fok Corp., Ltd.	8,068,560	4,232,894
	Hong Fok Land, Ltd.	4,248,000	0
#*	Hong Leong Asia, Ltd.	3,261,100	1,193,981
#	Hong Leong Finance, Ltd.	878,500	1,422,930
#	Hotel Grand Central, Ltd.	3,113,788	2,061,157
	Hour Glass, Ltd. (The)	1,168,360	512,881
	Hutchison Port Holdings Trust	17,332,500	2,246,292
#*	Hyflux, Ltd.	6,643,700	664
	Indofood Agri Resources, Ltd.	423,200	92,059
	InnoTek, Ltd.	2,262,200	620,173
	Japfa, Ltd.	1,676,159	674,553
	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#*	k1 Ventures, Ltd.	2,371,600	0
	Koh Brothers Group, Ltd.	843,900	99,576
#	Lian Beng Group, Ltd.	7,072,400	1,900,372
	Low Keng Huat Singapore, Ltd.	275,800	75,821
	Lum Chang Holdings, Ltd.	1,599,200	357,795
	Metro Holdings, Ltd.	10,140,160	5,055,267
	Mewah International, Inc.	95,000	13,469
#*	Midas Holdings, Ltd.	29,676,800	757,625
	NSL, Ltd.	492,000	278,464
#	OUE, Ltd.	3,900,900	3,096,891
#	Oxley Holdings, Ltd.	1,516,097	245,647
	Penguin International, Ltd.	263,600	94,838
	QAF, Ltd.	3,630,308	2,104,474
*	Raffles Education Corp., Ltd.	3,822,490	208,499
#	Sembcorp Industries, Ltd.	4,645,300	5,321,683
#	SIIC Environment Holdings, Ltd.	5,454,400	885,495
	Sinarmas Land, Ltd.	387,100	51,422
#	Sing Holdings, Ltd.	1,587,200	370,337
#	Sing Investments & Finance, Ltd.	176,600	139,868
	Singapore Reinsurance Corp., Ltd.	2,999,110	584,181
	Singapura Finance, Ltd.	210,000	114,812
#	Stamford Land Corp., Ltd.	3,984,400	1,042,900
	Straits Trading Co., Ltd.	78,000	89,240
#	Sunningdale Tech, Ltd.	2,955,080	2,107,806
*	SunVic Chemical Holdings, Ltd.	3,557,700	10,344
#*	Swiber Holdings, Ltd.	10,918,800	157,957
	Tiong Woon Corp. Holding, Ltd.	2,080,150	587,322
#	Tuan Sing Holdings, Ltd.	18,325,045	3,238,770
#	United Industrial Corp., Ltd.	1,951,721	3,115,280
	UOB-Kay Hian Holdings, Ltd.	163,698	139,196
	Wee Hur Holdings, Ltd.	611,500	77,747
	Wing Tai Holdings, Ltd.	7,690,754	9,402,436
	Yangzijiang Shipbuilding Holdings Ltd.	9,300,600	6,449,320
#	Yeo Hiap Seng, Ltd.	381,556	225,689

TOTAL SINGAPORE			93,590,028

SPAIN — (2.1%)
	Acciona SA	447,710	44,374,656

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Acerinox SA	3,935,087	$29,643,659
*	Adveo Group International SA	15,262	1,520
	Banco de Sabadell SA	27,932,360	11,580,646
#	Bankia SA	4,751,329	4,835,137
	Bankinter SA	1,716,038	7,084,184
#*	Caja de Ahorros del Mediterraneo	298,813	0
	Construcciones y Auxiliar de Ferrocarriles SA	101,210	3,465,100
	Ebro Foods SA	1,792,345	38,142,772
*	eDreams ODIGEO SA	1,412,157	3,313,351
	Elecnor SA	47,417	432,867
#	Ence Energia y Celulosa SA	1,645,470	5,288,325
	Ercros SA	3,461,145	9,756,447
	Euskaltel SA	1,267,357	10,101,784
	Gestamp Automocion SA	62,656	156,896
	Grupo Catalana Occidente SA	657,899	12,785,892
	Iberpapel Gestion SA	116,358	2,598,545
	Melia Hotels International SA	1,635,130	7,502,991
	Miquel y Costas & Miquel SA	41,939	524,224
*	Neinor Homes SA	17,354	152,051
#	Sacyr S.A.	9,753,391	18,292,233
	Tubacex SA	2,483,053	3,723,159
	Vocento SA	753,590	633,161

TOTAL SPAIN			214,389,600

SWEDEN — (2.5%)
	AcadeMedia AB	877,539	4,533,756
*	Adapteo Oyj	904,439	6,485,511
#	Alimak Group AB	173,087	1,859,504
	Ambea AB	24,406	119,586
	Arjo AB, Class B	2,802,625	13,842,094
*	Attendo AB	429,310	1,631,599
	BE Group AB	1,347	3,940
	Beijer Electronics Group AB	16,339	63,550
#	Bergman & Beving AB	444,608	2,619,559
	Betsson AB	470,947	2,653,877
	Bilia AB, Class A	134,723	913,664
#	BillerudKorsnas AB	2,144,075	27,030,372
	Bjorn Borg AB	97,305	116,408
	Bonava AB, Class B	1,077,292	5,221,433
*	Bufab AB	24,134	194,557
#*	Bulten AB	340,141	1,775,031
	Bure Equity AB	1,113,387	20,329,202
#*	Byggmax Group AB	1,126,657	4,861,978
*	Cloetta AB, Class B	4,821,908	11,103,846
#*	Collector AB	54,913	84,399
*	Dometic Group AB	1,474,476	9,854,436
*	Doro AB	378,137	1,253,050
	Duni AB	564,325	4,631,314
#	Elanders AB, Class B	106,260	542,509
#*	Elos Medtech AB	13,271	106,105
*	Eltel AB	13,807	28,041
*	Enea AB	6,166	83,392
	Granges AB	1,684,347	12,307,310
*	Gunnebo AB	964,595	1,717,206
#	Haldex AB	1,146,060	4,158,160
#*	Hoist Finance AB	1,412,657	3,890,442
	Humana AB	190,318	810,597
#*	International Petroleum Corp.	836,077	1,303,414
	Inwido AB	1,156,183	6,646,652

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	ITAB Shop Concept AB, Class B	135,825	$157,162
#	JM AB	989,770	18,342,757
	Lindab International AB	1,847,437	16,928,033
	Loomis AB, Class B	45,343	1,105,723
#*	Mekonomen AB	743,538	3,850,656
#	Momentum Group AB, Class B	387,877	3,531,086
#	New Wave Group AB, Class B	1,527,613	4,613,839
	Nobia AB	294,235	1,100,123
	Nordic Waterproofing Holding A.S.	196,984	1,708,028
	Peab AB, Class B	3,098,305	23,602,702
	Pricer AB, Class B	1,261,094	2,538,885
*	Ratos AB, Class B	1,277,983	3,025,114
#	Recipharm AB, Class B	543,534	6,457,929
	Resurs Holding AB	1,783,137	6,561,086
	Rottneros AB	1,632,776	1,591,448
#*	SAS AB	4,129,971	3,861,554
	Scandi Standard AB	10,414	68,083
*	Semcon AB	302,622	1,689,053
	Systemair AB	60,275	851,301
*	VBG Group AB, Class B	40,680	561,477

TOTAL SWEDEN			254,922,533

SWITZERLAND — (4.9%)
	Adecco Group AG	63,971	2,799,416
	Allreal Holding AG	281,115	52,214,825
	ALSO Holding AG	25,893	5,326,851
*	ams AG	282,309	3,705,830
#*	Arbonia AG	948,730	8,044,525
#*	Aryzta AG	2,794,147	1,135,328
#*	Autoneum Holding AG	48,525	4,265,470
	Banque Cantonale de Geneve	33,947	6,403,885
	Banque Cantonale du Jura SA	5,888	325,246
	Banque Cantonale Vaudoise	9,775	8,631,033
*	Bell Food Group AG	38,065	9,721,229
	Bellevue Group AG	138,172	3,106,546
	Berner Kantonalbank AG	42,737	9,964,555
#	Bobst Group SA	107,664	5,374,293
	Calida Holding AG	45,499	1,399,093
	Carlo Gavazzi Holding AG	7,731	1,444,996
	Cicor Technologies, Ltd.	16,274	637,910
	Cie Financiere Tradition SA	19,545	2,288,478
	Coltene Holding AG	6,391	426,909
	Conzzeta AG	19,607	16,804,123
	DKSH Holding AG	1,668	93,927
*	Dottikon Es Holding AG	309	238,795
#	Dufry AG	156,895	5,137,603
#	EFG International AG	1,596,225	9,911,369
	Energiedienst Holding AG	13,878	441,343
#	Feintool International Holding AG	28,829	1,412,567
*	Flughafen Zurich AG	23,852	2,949,698
*	GAM Holding AG	1,851,465	3,886,975
	Gurit Holding AG	7,537	10,748,342
	Helvetia Holding AG	649,974	59,248,709
#*	HOCHDORF Holding AG	5,712	378,434
	Huber & Suhner AG	85,294	5,446,811
*	Hypothekarbank Lenzburg AG	20	90,094
#	Implenia AG	344,420	14,087,490
	Investis Holding SA	11,487	973,225
	Jungfraubahn Holding AG	41,483	5,673,763

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Kudelski SA	236,622	$834,625
	Landis & Gyr Group AG	49,189	3,321,732
*	Lastminute.com NV	5,331	117,112
	Liechtensteinische Landesbank AG	175,119	9,981,019
	Luzerner Kantonalbank AG	17,574	7,133,522
	Metall Zug AG	1,223	2,311,991
#*	Mikron Holding AG	30,699	152,681
	Mobimo Holding AG	80,160	22,096,277
#	OC Oerlikon Corp. AG	159,307	1,196,402
*	Orascom Development Holding AG	23,322	201,624
#	Orell Fuessli Holding AG	244	23,373
	Phoenix Mecano AG	7,191	2,750,618
	Plazza AG, Class A	4,086	1,181,949
	Rieter Holding AG	36,286	3,539,299
#*	Schmolz + Bickenbach AG	9,785,530	1,836,334
	Schweiter Technologies AG	7,495	7,436,206
	Siegfried Holding AG	64,976	29,616,955
	St Galler Kantonalbank AG	47,662	20,580,289
	Sulzer AG	33,268	2,353,027
	Swiss Prime Site AG	26,121	2,486,889
	Swissquote Group Holding SA	147,361	9,569,782
	Thurgauer Kantonalbank	11,153	1,195,259
#*	Tornos Holding AG	19,096	84,839
	TX Group AG	28,398	1,889,325
	u-blox Holding AG	47,145	3,302,235
	Valiant Holding AG	172,838	16,695,154
#*	Valora Holding AG	84,470	15,173,195
	Vaudoise Assurances Holding SA	23,970	11,678,779
	Vetropack Holding AG	2,493	7,340,089
	Vontobel Holding AG	306,555	15,919,566
	VP Bank AG	68,418	9,046,669
#	Walliser Kantonalbank	12,819	1,425,583
	Zehnder Group AG	207,484	8,130,594
	Zug Estates Holding AG, Class B	845	1,685,419
	Zuger Kantonalbank AG	235	1,532,646

TOTAL SWITZERLAND			488,560,744

UNITED KINGDOM — (13.5%)
	Afren P.L.C.	2,935,351	0
	Aggreko P.L.C.	5,339,462	30,790,842
	Alliance Pharma P.L.C.	781,596	743,278
	Anglo Pacific Group P.L.C.	2,070,455	4,133,872
	Anglo-Eastern Plantations P.L.C.	264,173	1,593,955
	Arrow Global Group P.L.C.	114,758	145,712
	Babcock International Group P.L.C.	6,665,733	35,306,155
	Balfour Beatty P.L.C.	3,906,037	12,712,988
	Bank of Georgia Group P.L.C.	685,415	8,602,964
	Begbies Traynor Group P.L.C.	105,876	138,334
	Bellway P.L.C.	2,925,785	97,900,638
	Biffa P.L.C.	678,201	1,874,673
	Bloomsbury Publishing P.L.C.	717,377	1,859,678
	Bodycote P.L.C.	2,551,463	18,666,181
	Burford Capital, Ltd.	251,762	1,581,526
*	Cairn Energy P.L.C.	1,054,234	1,485,357
	Camellia P.L.C.	661	65,755
	CareTech Holdings P.L.C.	112,706	595,987
	Carr’s Group P.L.C.	596,259	850,126
	Castings P.L.C.	469,632	1,939,160
	Centamin P.L.C.	34,704,078	67,193,119

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Central Asia Metals P.L.C.	338,245	$606,221
	Charles Stanley Group P.L.C.	3,600	12,913
	Chemring Group P.L.C.	3,741,858	9,307,026
	Chesnara P.L.C.	1,350,365	5,650,319
	Cineworld Group P.L.C.	6,494,677	5,354,461
	Clarkson P.L.C.	36,338	1,140,665
	Close Brothers Group P.L.C.	3,046,962	41,782,991
	CMC Markets P.L.C.	543,326	1,371,133
#	Costain Group P.L.C.	133,397	132,366
	Countryside Properties P.L.C.	659,250	3,358,741
	Crest Nicholson Holdings P.L.C.	5,529,669	17,817,635
	Daily Mail & General Trust P.L.C., Class A	307,380	2,729,744
	Dart Group P.L.C.	434,621	3,511,268
	Debenhams P.L.C.	90,397	0
	Devro P.L.C.	19,400	38,810
	DFS Furniture P.L.C.	314,597	598,773
*	Dialight P.L.C.	4,829	12,045
*	Dialog Semiconductor P.L.C.	344,781	10,827,798
	DiscoverIE Group P.L.C.	1,064,418	6,661,094
	Diversified Gas & Oil P.L.C.	145,275	172,340
	Dixons Carphone P.L.C.	15,988,003	15,542,032
	Drax Group P.L.C.	6,082,658	15,946,302
	easyJet P.L.C.	214,836	1,627,320
	Elementis P.L.C.	4,319,728	3,802,378
#*	EnQuest P.L.C.	33,111,590	4,732,658
	Epwin Group P.L.C.	222,331	230,087
	Equiniti Group P.L.C.	2,311,082	4,982,507
	Essentra P.L.C.	1,096,352	3,848,070
	Ferrexpo P.L.C.	236,720	400,857
*	Firstgroup P.L.C.	27,720,858	23,342,660
#	Flowtech Fluidpower P.L.C.	90,707	89,604
*	Foxtons Group P.L.C.	297,196	159,076
*	Frasers Group P.L.C.	5,425,585	17,755,980
	Fuller Smith & Turner P.L.C., Class A	20,664	182,359
	Galliford Try Holdings P.L.C.	2,365,921	4,478,639
*	Gem Diamonds, Ltd.	322,145	154,542
#	Genel Energy P.L.C.	2,162,128	3,174,295
*	Georgia Capital P.L.C.	361,424	1,908,101
	Grafton Group P.L.C.	5,429,731	43,326,014
	Grainger P.L.C.	3,479,664	11,690,682
	Gulf Keystone Petroleum, Ltd.	3,172,905	3,175,866
	GVC Holdings P.L.C.	2,112,851	20,054,784
	H&T Group P.L.C.	43,468	169,882
	Halfords Group P.L.C.	4,592,715	6,263,540
	Hargreaves Services P.L.C.	9,363	24,836
	Hastings Group Holdings P.L.C.	338,263	775,096
	Headlam Group P.L.C.	215,843	813,746
	Helical P.L.C.	1,293,443	5,875,343
	Henry Boot P.L.C.	1,302,073	3,859,826
	Highland Gold Mining, Ltd.	2,907,703	8,585,621
	Hiscox, Ltd.	1,196,674	10,527,373
	Hochschild Mining P.L.C.	3,217,724	5,613,742
	Hostelworld Group P.L.C.	93,260	89,860
	Hunting P.L.C.	2,931,859	6,720,973
	Huntsworth P.L.C.	2,355,647	3,189,143
	Inchcape P.L.C.	3,470,907	21,863,554
*	International Ferro Metals, Ltd.	1,703,051	0
	International Personal Finance P.L.C.	2,435,887	1,716,705
#	Interserve P.L.C.	284,001	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	John Laing Group P.L.C.	3,172,475	$14,554,228
#	John Wood Group P.L.C.	3,687,816	9,337,862
*	Just Group P.L.C.	695,967	486,858
	KAZ Minerals P.L.C.	504,198	2,622,401
	Keller Group P.L.C.	1,677,817	12,962,087
*	Kier Group P.L.C.	62,380	65,303
*	Lamprell P.L.C.	96,798	14,634
	Lancashire Holdings, Ltd.	2,676,697	20,593,396
	Lookers P.L.C.	3,634,132	1,155,996
*	Low & Bonar P.L.C.	202,479	37,993
	LSL Property Services P.L.C.	55,441	112,656
	Man Group P.L.C.	16,652,030	27,898,924
	Marks & Spencer Group P.L.C.	6,339,148	7,385,527
#	Marston’s P.L.C.	13,894,171	6,615,974
	McCarthy & Stone P.L.C.	4,264,774	3,797,095
	McColl’s Retail Group P.L.C.	426,700	228,440
	Mears Group P.L.C.	2,242,994	4,644,716
	Mediclinic International P.L.C.	3,293,663	10,708,912
	Meggitt P.L.C.	8,718,762	30,530,085
#*	Metro Bank P.L.C.	14,647	17,024
*	Mitchells & Butlers P.L.C.	6,581,722	14,699,795
	MJ Gleeson P.L.C.	561,041	5,319,471
	Morgan Sindall Group P.L.C.	256,902	4,139,540
*	Mothercare P.L.C.	125,798	6,469
#	MP Evans Group P.L.C.	12,350	96,148
	N Brown Group P.L.C.	901,537	279,386
	NAHL Group P.L.C.	71,032	39,191
	National Express Group P.L.C.	9,677,540	33,301,719
*	New World Resources P.L.C., Class A	32,193	0
#	Non-Standard Finance P.L.C.	172,679	28,326
	Norcros P.L.C.	91,311	183,866
	OneSavings Bank P.L.C.	2,152,717	6,606,820
	Pan African Resources P.L.C.	861,678	144,272
	Paragon Banking Group P.L.C.	6,900,252	28,889,594
*	Parkmead Group P.L.C. (The)	45,787	17,800
#*	Pendragon P.L.C.	17,124,414	1,740,640
*	Petra Diamonds, Ltd.	1,617,771	43,969
#*	Petropavlovsk P.L.C.	36,406,226	11,694,740
	Pets at Home Group P.L.C.	6,151,287	19,695,149
	Pharos Energy P.L.C.	2,350,933	527,706
	Phoenix Group Holdings P.L.C.	4,246,625	32,224,749
	Playtech P.L.C.	4,147,113	12,166,657
*	Premier Foods P.L.C.	10,079,012	5,780,650
#*	Premier Oil P.L.C.	21,088,250	8,611,440
	Provident Financial P.L.C.	355,064	865,841
	QinetiQ Group P.L.C.	767,481	2,934,965
	Quilter P.L.C.	966,578	1,494,866
	Rank Group P.L.C.	366,954	753,029
	Reach P.L.C.	1,331,365	1,319,069
	Redcentric P.L.C.	136,949	189,929
	Redde Northgate P.L.C.	2,508,641	5,659,452
	Redrow P.L.C.	7,039,369	40,900,919
	Renewi P.L.C.	5,041,410	1,610,139
	Ricardo P.L.C.	2,865	14,048
#	Royal Mail P.L.C.	6,356,596	13,265,287
	RPS Group P.L.C.	3,902,996	2,556,469
	S&U P.L.C.	5,201	107,060
	Saga P.L.C.	13,228,379	2,710,501
*	SDL P.L.C.	230,655	1,436,362

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Secure Trust Bank P.L.C.	597	$5,927
Senior P.L.C.	2,368,685	1,934,299
Severfield P.L.C.	1,009,831	877,246
SIG P.L.C.	9,405,119	2,836,914
Signature Aviation P.L.C.	2,955,020	7,257,268
Speedy Hire P.L.C.	5,550,696	4,339,397
Spire Healthcare Group P.L.C.	2,076,397	2,519,361
St. Modwen Properties P.L.C.	3,944,318	18,278,623
Stock Spirits Group P.L.C.	2,518,317	5,963,189
Superdry P.L.C.	583,577	930,156
TBC Bank Group P.L.C.	17,459	179,250
# Thomas Cook Group P.L.C.	2,914,740	0
TP ICAP P.L.C.	8,450,089	36,075,273
Travis Perkins P.L.C.	5,082,624	66,366,247
Trifast P.L.C.	827,194	1,226,679
TT Electronics P.L.C.	3,249,970	6,798,005
# Tullow Oil P.L.C.	29,939,495	9,718,309
Tyman P.L.C.	980,291	2,077,144
U & I Group P.L.C.	1,386,785	1,754,044
Urban & Civic P.L.C.	110,299	315,908
Vectura Group P.L.C.	2,286,906	2,443,280
Vertu Motors P.L.C.	1,292,310	400,521
Vesuvius P.L.C.	7,297,106	36,773,383
Vistry Group P.L.C.	6,540,503	66,422,468
Vp P.L.C.	274,660	2,348,681
# Weir Group P.L.C (The)	330,451	3,949,104
Young & Co’s Brewery P.L.C.	2,351	22,877
Young & Co’s Brewery P.L.C., Class A	9,947	145,593

TOTAL UNITED KINGDOM		1,353,745,986

UNITED STATES — (0.0%)
Primo Water Corp. 74167P108	190,495	1,954,479
Samsonite International SA	2,108,700	1,793,712
* Sundance Energy, Inc.	70,036	220,612

TOTAL UNITED STATES		3,968,803

TOTAL COMMON STOCKS		9,595,002,194

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Biotest AG	74,898	1,717,612
Draegerwerk AG & Co. KGaA	178,097	14,904,148
Jungheinrich AG	70,938	1,281,026
STO SE & Co. KGaA	27,441	2,763,406

TOTAL GERMANY		20,666,192

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* G8 Education, Ltd. Rights 05/01/20	3,900,267	0

AUSTRIA — (0.0%)
#* Intercell AG Rights 05/16/13	41,929	0

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,659,995	796,798

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	1,221,300	$0

NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	513,528	266,662

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
* First Sponsor Group, Ltd. Warrants 05/30/24	98,026	4,345

TOTAL SINGAPORE		4,345

TOTAL RIGHTS/WARRANTS		1,067,805

TOTAL INVESTMENT SECURITIES (Cost $11,681,955,179)		9,616,736,191

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	38,790,633	448,846,415

TOTAL INVESTMENTS — (100.0%) (Cost $12,130,724,546)		$10,065,582,606

As of April 30, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	839	06/19/20	$112,740,633	$121,755,680	$9,015,047

Total Futures Contracts			$112,740,633	$121,755,680	$9,015,047

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$15,732,758	$644,341,687	—	$660,074,445
Austria	—	90,468,164	—	90,468,164
Belgium	—	175,899,766	—	175,899,766
Canada	945,255,795	1,338,076	—	946,593,871
China	—	1,979,623	—	1,979,623
Denmark	—	173,726,194	—	173,726,194
Finland	—	205,443,208	—	205,443,208
France	—	379,295,050	—	379,295,050
Germany	2,345,140	511,339,581	—	513,684,721
Greece	—	1,883	—	1,883
Hong Kong	—	297,652,854	—	297,652,854
Ireland	—	9,334,111	—	9,334,111
Israel	110,058	81,580,352	—	81,690,410
Italy	—	417,094,599	—	417,094,599
Japan	—	2,807,590,272	—	2,807,590,272
Netherlands	—	283,545,447	—	283,545,447
New Zealand	—	45,744,389	—	45,744,389
Norway	859,899	68,731,349	—	69,591,248

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$26,414,245	—	$26,414,245
Singapore	—	93,590,028	—	93,590,028
Spain	—	214,389,600	—	214,389,600
Sweden	$1,303,414	253,619,119	—	254,922,533
Switzerland	—	488,560,744	—	488,560,744
United Kingdom	—	1,353,745,986	—	1,353,745,986
United States	2,175,091	1,793,712	—	3,968,803
Preferred Stocks
Germany	—	20,666,192	—	20,666,192
Rights/Warrants
Canada	—	796,798	—	796,798
Norway	—	266,662	—	266,662
Singapore	—	4,345	—	4,345
Securities Lending Collateral	—	448,846,415	—	448,846,415
Futures Contracts**	9,015,047	—	—	9,015,047

TOTAL	$976,797,202	$9,097,800,451	—	$10,074,597,653

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.9%)
AUSTRALIA — (5.4%)
	A2B Australia, Ltd.	175,655	$89,629
	Accent Group, Ltd.	350,750	264,209
	Adairs, Ltd.	28,286	28,755
	Adelaide Brighton, Ltd.	327,958	577,688
*	Afterpay, Ltd.	6,358	126,433
*	Ainsworth Game Technology, Ltd.	105,607	29,716
*	Alkane Resources, Ltd.	331,112	157,580
#	Alliance Aviation Services, Ltd.	32,530	44,618
	ALS, Ltd.	153,930	672,190
	Altium, Ltd.	21,328	468,178
	Alumina, Ltd.	686,498	761,498
	AMA Group, Ltd.	197,892	54,092
#*	Amaysim Australia, Ltd.	123,184	25,225
*	AMP, Ltd.	2,126,740	1,962,254
	Ansell, Ltd.	44,165	814,499
	AP Eagers, Ltd.	87,426	289,291
	APN Property Group, Ltd.	91,418	29,571
*	Arafura Resources, Ltd.	163,027	7,670
	ARB Corp., Ltd.	41,656	409,076
*	Ardent Leisure Group, Ltd.	352,436	81,843
	Aristocrat Leisure, Ltd.	14,585	239,191
	Asaleo Care, Ltd.	350,945	234,907
	ASX, Ltd.	5,570	293,681
	Atlas Arteria, Ltd.	86,332	348,380
	AUB Group, Ltd.	54,284	411,400
	Aurelia Metals, Ltd.	1,003,626	208,310
	Aurizon Holdings, Ltd.	283,029	859,800
	AusNet Services	58,906	71,843
	Austal, Ltd.	284,145	622,148
	Austin Engineering, Ltd.	157,754	14,230
	Australia & New Zealand Banking Group, Ltd.	274,007	2,976,390
*	Australian Agricultural Co., Ltd.	366,526	276,134
	Australian Ethical Investment, Ltd.	8,392	25,174
	Australian Pharmaceutical Industries, Ltd.	366,712	277,985
	Auswide Bank, Ltd.	7,550	21,346
	AVJennings, Ltd.	78,694	20,135
	Baby Bunting Group, Ltd.	57,702	101,270
#	Bank of Queensland, Ltd.	463,126	1,561,584
	Bapcor, Ltd.	248,460	791,139
*	Base Resources, Ltd.	90,567	7,633
	Beach Energy, Ltd.	1,801,011	1,755,535
	Beacon Lighting Group, Ltd.	27,229	12,715
#	Bega Cheese, Ltd.	245,660	769,131
	Bell Financial Group, Ltd.	21,228	15,338
#	Bendigo & Adelaide Bank, Ltd.	317,397	1,342,952
	BHP Group, Ltd.	178,389	3,641,687
	Bingo Industries, Ltd.	79,496	120,396
	Blackmores, Ltd.	6,249	306,726
	BlueScope Steel, Ltd.	272,405	1,777,946
	Boral, Ltd.	787,508	1,530,509
	Brambles, Ltd.	80,792	577,466
#	Bravura Solutions, Ltd.	137,861	430,492
	Breville Group, Ltd.	48,888	553,228
	Brickworks, Ltd.	84,004	741,385
*	Buru Energy, Ltd.	58,640	3,424

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	BWX, Ltd.	77,588	$180,882
	Caltex Australia, Ltd.	92,634	1,491,397
#	Capitol Health, Ltd.	405,792	52,232
#*	Cardno, Ltd.	201,915	32,784
#*	Carnarvon Petroleum, Ltd.	179,808	21,981
	Carsales.com, Ltd.	90,633	829,091
*	Cash Converters International, Ltd.	399,386	39,809
*	Castile Resources, Ltd.	42,308	4,549
	Cedar Woods Properties, Ltd.	65,081	178,353
*	Centrebet Litigation	6,648	0
*	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	633,855	2,018,726
*	Champion Iron, Ltd.	25,618	32,949
#	CIMIC Group, Ltd.	12,979	206,605
#	City Chic Collective, Ltd.	3,566	5,391
	Clean Seas Seafood, Ltd.	51,077	21,773
*	Clean TeQ Holdings, Ltd.	158,476	21,435
	Cleanaway Waste Management, Ltd.	614,331	741,205
#	Clinuvel Pharmaceuticals, Ltd.	16,902	239,431
	Coca-Cola Amatil, Ltd.	64,973	361,743
	Cochlear, Ltd.	5,300	630,156
	Codan, Ltd.	96,379	405,455
	Coles Group, Ltd.	34,155	342,500
#	Collection House, Ltd.	117,176	82,848
	Collins Foods, Ltd.	121,772	579,092
#	Commonwealth Bank of Australia	93,348	3,770,931
	Computershare, Ltd.	119,595	940,934
*	Cooper Energy, Ltd.	945,714	262,862
#	Corporate Travel Management, Ltd.	47,298	387,217
#	Costa Group Holdings, Ltd.	292,366	546,126
#	Credit Corp. Group, Ltd.	35,112	373,909
	Credit Corp. Group, Ltd.	6,144	50,047
	Crown Resorts, Ltd.	275,528	1,763,818
	CSR, Ltd.	438,908	1,054,887
	Data#3, Ltd.	87,623	218,661
	Decmil Group, Ltd.	148,461	21,305
	Domain Holdings Australia, Ltd.	225,184	381,313
	Domino’s Pizza Enterprises, Ltd.	19,131	715,834
	Downer EDI, Ltd.	553,798	1,489,781
	DWS, Ltd.	60,092	27,477
*	Eclipx Group, Ltd.	298,743	139,219
	Elanor Investor Group	11,398	6,725
	Elders, Ltd.	80,953	453,893
*	Electro Optic Systems Holdings, Ltd.	25,653	77,271
#*	Emeco Holdings, Ltd.	131,461	99,057
*	EML Payments, Ltd.	186,142	336,169
#*	Energy World Corp., Ltd.	944,535	44,247
	Enero Group, Ltd.	17,942	14,049
	EQT Holdings, Ltd.	8,541	119,284
	Estia Health, Ltd.	271,192	262,818
	Euroz, Ltd.	1,190	651
	EVENT Hospitality and Entertainment, Ltd.	76,233	381,130
	Evolution Mining, Ltd.	425,758	1,386,496
*	FAR, Ltd.	1,466,257	16,040
	Finbar Group, Ltd.	18,455	7,818
*	Fleetwood Corp., Ltd.	85,236	82,050
	FlexiGroup, Ltd.	349,873	204,349
	Flight Centre Travel Group, Ltd.	45,905	325,327
	Fortescue Metals Group, Ltd.	226,214	1,728,783

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Freedom Foods Group, Ltd.	77,146	$216,215
#	G8 Education, Ltd.	811,872	455,276
#*	Galaxy Resources, Ltd.	390,796	191,714
	Genworth Mortgage Insurance Australia, Ltd.	180,395	249,389
*	Gold Road Resources, Ltd.	387,738	395,938
*	GrainCorp, Ltd., Class A	171,081	392,869
	Grange Resources, Ltd.	490,389	71,561
*	Greenland Minerals, Ltd.	712,099	52,319
	GUD Holdings, Ltd.	76,248	452,604
#	GWA Group, Ltd.	182,032	326,741
#	Hansen Technologies, Ltd.	115,264	209,595
#	Harvey Norman Holdings, Ltd.	414,807	744,254
	Healius, Ltd.	1,052,353	1,760,118
#	Helloworld Travel, Ltd.	15,327	17,269
*	Horizon Oil, Ltd.	329,531	10,873
#	HT&E, Ltd.	228,291	165,905
	HUB24, Ltd.	10,656	67,004
	Huon Aquaculture Group, Ltd.	12,043	28,831
	IDP Education, Ltd.	32,851	311,401
	IGO, Ltd.	489,106	1,483,788
	Iluka Resources, Ltd.	214,467	1,063,765
	Imdex, Ltd.	243,744	168,909
	Incitec Pivot, Ltd.	800,715	1,238,394
	Infigen Energy	442,613	169,368
	Infomedia, Ltd.	182,685	190,940
#	Inghams Group, Ltd.	136,500	309,254
	Insurance Australia Group, Ltd.	96,573	360,827
*	Intega Group, Ltd.	201,915	35,408
	Integral Diagnostics, Ltd.	102,887	216,046
#	Integrated Research, Ltd.	47,760	97,320
#	InvoCare, Ltd.	75,048	501,876
	IOOF Holdings, Ltd.	197,849	552,347
#	IPH, Ltd.	58,716	280,832
	IRESS, Ltd.	90,803	662,331
*	iSelect, Ltd.	232,334	34,454
#*	iSentia Group, Ltd.	76,936	7,391
	IVE Group, Ltd.	87,518	37,672
	James Hardie Industries P.L.C.	29,101	417,762
	James Hardie Industries P.L.C., Sponsored ADR	1,506	21,912
	Japara Healthcare, Ltd.	257,296	83,161
#	JB Hi-Fi, Ltd.	66,619	1,506,082
	Johns Lyng Group, Ltd.	16,954	26,628
	Jupiter Mines, Ltd.	1,025,925	180,239
*	Karoon Energy, Ltd.	477,386	168,353
*	Kingsgate Consolidated, Ltd.	78,969	20,698
	Kogan.com, Ltd.	17,878	92,238
	LendLease Group	92,499	736,832
	LendLease Group	16,110	129,756
	Lifestyle Communities, Ltd.	47,244	228,895
	Link Administration Holdings, Ltd.	250,308	610,761
	Lovisa Holdings, Ltd.	8,288	39,529
*	Lucapa Diamond Co., Ltd.	177,349	5,398
#*	Lynas Corp., Ltd.	204,062	228,476
	MACA, Ltd.	225,090	107,328
	Macmahon Holdings, Ltd.	971,526	139,106
	Macquarie Group, Ltd.	19,969	1,322,811
	Magellan Financial Group, Ltd.	25,900	848,397
*	Mayne Pharma Group, Ltd.	1,706,769	455,811
	McMillan Shakespeare, Ltd.	51,609	222,933

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	McPherson’s, Ltd.	98,304	$167,668
	Medibank Pvt, Ltd.	548,130	960,224
*	Medusa Mining, Ltd.	194,982	84,796
#*	Mesoblast, Ltd.	450,281	961,084
#*	Metals X, Ltd.	479,898	24,704
	Metcash, Ltd.	961,002	1,550,041
#	Mineral Resources, Ltd.	104,774	1,129,237
#*	MMA Offshore, Ltd.	529,550	27,181
#	MNF Group, Ltd.	17,380	52,377
	Moelis Australia, Ltd.	6,805	10,140
	Monadelphous Group, Ltd.	56,951	413,997
	Monash IVF Group, Ltd.	158,334	60,687
	Monash IVF Group, Ltd.	103,475	40,121
#	Money3 Corp., Ltd.	116,116	119,065
	Mortgage Choice, Ltd.	78,728	35,270
	Mount Gibson Iron, Ltd.	476,165	194,821
#*	Myer Holdings, Ltd.	1,501,366	192,974
	MyState, Ltd.	56,897	144,963
	National Australia Bank, Ltd.	288,303	3,159,074
	National Australia Bank, Ltd.	20,670	228,445
	Navigator Global Investments, Ltd.	101,775	85,979
#	Neometals, Ltd.	48,923	5,244
	Netwealth Group, Ltd.	38,924	190,697
	New Energy Solar, Ltd.	27,811	18,964
	New Hope Corp., Ltd.	529,216	528,933
	Newcrest Mining, Ltd.	8,152	146,299
*	NEXTDC, Ltd.	89,480	510,642
	nib holdings, Ltd.	242,329	774,417
#	Nick Scali, Ltd.	48,096	143,107
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	1,375,442
	Northern Star Resources, Ltd.	231,968	1,873,158
	NRW Holdings, Ltd.	380,389	416,129
*	Nufarm, Ltd.	275,910	937,043
#	OFX Group, Ltd.	129,462	103,265
	Oil Search, Ltd.	406,965	798,675
	Omni Bridgeway, Ltd.	149,497	389,904
	oOh!media, Ltd.	311,349	206,062
#	Orica, Ltd.	51,811	600,422
	Origin Energy, Ltd.	417,613	1,502,027
#*	Orocobre, Ltd.	242,351	351,774
	Orora, Ltd.	869,466	1,444,932
	Over the Wire Holdings, Ltd.	12,687	23,731
	OZ Minerals, Ltd.	306,590	1,767,254
	Pacific Current Group, Ltd.	48,968	154,456
	Pacific Smiles Group, Ltd.	19,058	17,316
#*	Pact Group Holdings, Ltd.	176,261	218,035
*	Panoramic Resources, Ltd.	393,222	30,749
	Paragon Care, Ltd.	29,983	3,243
	Peet, Ltd.	230,085	109,982
	Pendal Group, Ltd.	234,890	834,198
	Perenti Global, Ltd.	590,776	347,367
#	Perpetual, Ltd.	41,467	806,061
*	Perseus Mining, Ltd.	1,293,172	781,509
#*	Pilbara Minerals, Ltd.	1,905,394	267,618
#	Pioneer Credit, Ltd.	19,143	3,065
#	Platinum Asset Management, Ltd.	173,919	392,733
	Premier Investments, Ltd.	60,680	608,142
*	Prime Media Group, Ltd.	259,087	16,626
	Pro Medicus, Ltd.	20,210	340,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings, Ltd.	7,255	$18,154
	Qantas Airways, Ltd.	341,441	848,023
	QBE Insurance Group, Ltd.	349,750	1,893,845
	Qube Holdings, Ltd.	675,387	972,656
#	Ramelius Resources, Ltd.	584,138	496,352
	Ramsay Health Care, Ltd.	14,956	607,386
	REA Group, Ltd.	3,734	213,656
	Reckon, Ltd.	24,980	9,738
	Redcape Hotel Group	19,025	7,667
#	Reece, Ltd.	20,461	116,935
	Regis Healthcare, Ltd.	69,376	67,060
	Regis Resources, Ltd.	319,621	913,914
*	Reject Shop, Ltd. (The)	25,896	60,484
	Reliance Worldwide Corp., Ltd.	549,344	966,434
#*	Resolute Mining, Ltd.	472,459	281,486
#	Rhipe, Ltd.	14,932	16,594
	Ridley Corp., Ltd.	146,475	67,378
	Rio Tinto, Ltd.	28,857	1,626,414
*	RPMGlobal Holdings, Ltd.	72,882	46,787
	RXP Services, Ltd.	120,452	23,385
	Salmat, Ltd.	16,043	8,249
	Sandfire Resources, Ltd.	194,428	564,284
	Santos, Ltd.	705,851	2,244,463
*	Saracen Mineral Holdings, Ltd.	396,295	1,086,877
	SeaLink Travel Group, Ltd.	42,606	99,738
	Seek, Ltd.	26,845	299,705
	Select Harvests, Ltd.	83,462	392,317
*	Senex Energy, Ltd.	1,131,149	155,831
	Servcorp, Ltd.	42,286	71,897
	Service Stream, Ltd.	323,137	411,148
	Seven Group Holdings, Ltd.	20,656	203,120
*	Seven West Media, Ltd.	826,279	45,449
	SG Fleet Group, Ltd.	35,784	31,133
	Sigma Healthcare, Ltd.	1,834,629	720,179
*	Silver Lake Resources, Ltd.	574,663	709,785
	Sims, Ltd.	167,945	754,989
	SmartGroup Corp., Ltd.	6,867	24,003
	Sonic Healthcare, Ltd.	49,827	879,957
	South32, Ltd.	696,528	875,990
	Southern Cross Media Group, Ltd.	2,168,130	195,838
	Spark Infrastructure Group	403,267	495,291
#	SpeedCast International, Ltd.	198,889	102,389
	St Barbara, Ltd.	708,799	1,166,645
#	Star Entertainment Grp, Ltd. (The)	872,338	1,710,188
	Steadfast Group, Ltd.	224,813	443,935
#*	Strike Energy, Ltd.	404,028	33,877
	Suncorp Group, Ltd.	303,468	1,804,071
	Sunland Group, Ltd.	67,813	51,731
#	Super Retail Group, Ltd.	159,354	650,127
#*	Superloop, Ltd.	89,510	45,534
#*	Syrah Resources, Ltd.	563,070	84,284
	Tabcorp Holdings, Ltd.	1,288,711	2,686,798
	Tassal Group, Ltd.	251,201	612,726
	Technology One, Ltd.	134,332	824,066
	Telstra Corp., Ltd.	180,573	355,226
*	Thorn Group, Ltd.	129,334	11,804
*	Tiger Resources, Ltd.	335,407	63
	TPG Telecom, Ltd.	83,532	398,591
#	Treasury Wine Estates, Ltd.	79,486	522,808

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Troy Resources, Ltd.	258,080	$12,880
*	United Malt Grp, Ltd.	171,081	474,926
	Village Roadshow, Ltd.	86,932	126,363
*	Virgin Australia Holdings, Ltd.	272,729	0
*	Virgin Australia Holdings, Ltd.	2,256,515	160,664
	Virtus Health, Ltd.	66,783	132,941
	Vita Group, Ltd.	125,307	88,466
	Viva Energy Group, Ltd.	792,002	740,213
*	Vocus Group, Ltd.	639,030	1,268,586
#	Webjet, Ltd.	166,498	326,453
	Wesfarmers, Ltd.	40,568	985,380
	Western Areas, Ltd.	282,804	398,643
*	Westgold Resources, Ltd.	235,352	309,188
	Westpac Banking Corp.	377,279	3,925,265
#	Westpac Banking Corp., Sponsored ADR	9,009	93,964
	Whitehaven Coal, Ltd.	846,738	999,293
	Woodside Petroleum, Ltd.	64,602	925,051
	Woolworths Group, Ltd.	37,895	876,963
	Worley, Ltd.	172,057	997,284
	WPP AUNZ, Ltd.	387,509	62,505
*	Xero, Ltd.	3,203	163,756

TOTAL AUSTRALIA			149,950,863

AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	12,744	234,469
	ANDRITZ AG	37,161	1,221,018
	Atrium European Real Estate, Ltd.	31,319	86,126
	Austria Technologie & Systemtechnik AG	25,068	432,075
	CA Immobilien Anlagen AG	18,071	573,705
	DO & CO AG	4,008	199,923
	Erste Group Bank AG	58,157	1,260,427
	EVN AG	38,737	605,309
	FACC AG	8,282	66,339
#	Flughafen Wien AG	2,852	83,231
#	IMMOFINANZ AG	10,817	199,742
	Kapsch TrafficCom AG	2,499	48,775
#	Lenzing AG	4,527	258,746
	Mayr Melnhof Karton AG	3,500	480,822
	Oberbank AG	847	77,950
#	Oesterreichische Post AG	16,719	630,065
	OMV AG	26,129	853,159
	Palfinger AG	8,726	188,575
#	POLYTEC Holding AG	8,231	46,554
#	Porr AG	8,836	151,992
	Raiffeisen Bank International AG	124,108	2,142,113
#	Rosenbauer International AG	1,017	35,928
	S IMMO AG	22,224	412,653
#	S&T AG	17,255	380,028
	Schoeller-Bleckmann Oilfield Equipment AG	5,463	161,411
#*	Semperit AG Holding	6,249	77,749
	Strabag SE	15,023	420,599
	Telekom Austria AG	90,392	635,958
	UBM Development AG	2,156	84,670
	UNIQA Insurance Group AG	79,129	533,489
	Verbund AG	1,737	78,647
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	726,232
#	voestalpine AG	134,898	2,795,895
	Wienerberger AG	13,837	259,157

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	Zumtobel Group AG	24,911	$160,916

TOTAL AUSTRIA			16,604,447

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	20,951	2,776,796
	Ageas	79,860	2,878,476
*	AGFA-Gevaert NV	193,318	765,795
	Anheuser-Busch InBev SA	27,589	1,284,820
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	299,031
*	Argenx SE, ADR	1,177	172,419
	Atenor	2,804	210,449
	Banque Nationale de Belgique	69	154,162
	Barco NV	4,206	670,957
	Bekaert SA	38,406	811,933
	bpost SA	94,932	662,394
	Cie d’Entreprises CFE	8,822	684,689
	Colruyt SA	11,843	709,769
	Deceuninck NV	56,289	85,723
	D’ieteren SA	35,213	1,764,677
	Econocom Group SA	133,821	257,568
	Elia Group SA	5,912	679,779
	Euronav NV	37,142	414,846
*	Euronav NV	6,230	66,599
	EVS Broadcast Equipment SA	8,451	129,110
#*	Exmar NV	34,718	169,417
	Fagron	35,143	792,403
#*	Galapagos NV, Sponsored ADR	877	193,335
	Gimv NV	16,070	882,881
	Immobel SA	4,049	305,590
	KBC Group NV	101,009	5,478,821
	Kinepolis Group NV	8,679	326,775
	Lotus Bakeries NV	173	525,521
	Melexis NV	10,065	612,185
	Ontex Group NV	71,835	1,309,919
	Orange Belgium SA	29,651	493,233
#*	Oxurion NV	14,207	43,994
	Picanol	1,255	78,508
	Proximus SADP	45,741	976,269
	Recticel SA	42,061	316,009
	Resilux	847	126,996
	Roularta Media Group NV	1,845	27,921
	Shurgard Self Storage SA	7,255	239,176
	Sioen Industries NV	8,233	172,929
#	Sipef NV	5,476	266,387
#	Solvay SA	28,328	2,212,634
	Telenet Group Holding NV	11,802	492,933
	TER Beke SA	539	69,347
*	Tessenderlo Group SA	27,512	768,213
	UCB SA	14,055	1,287,985
#	Umicore SA	19,763	856,538
	Van de Velde NV	4,118	104,052
*	Viohalco SA	25,814	68,004

TOTAL BELGIUM			34,677,967

CANADA — (8.4%)
*	5N Plus, Inc.	52,215	63,771
	Absolute Software Corp.	14,551	111,750
#	Acadian Timber Corp.	7,976	80,450

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Advantage Oil & Gas, Ltd.	215,003	$349,083
	Aecon Group, Inc.	67,835	745,140
*	Africa Oil Corp.	329,400	255,578
#	AG Growth International, Inc.	12,160	230,978
	AGF Management, Ltd., Class B	36,781	113,624
	Agnico Eagle Mines, Ltd.	10,163	596,365
*	Aimia, Inc.	79,071	143,151
*	Air Canada	33,400	485,661
	AirBoss of America Corp.	12,431	126,369
*	Alacer Gold Corp.	319,021	1,636,416
	Alamos Gold, Inc., Class A	327,020	2,633,636
	Alamos Gold, Inc., Class A	61,980	500,179
#	Alaris Royalty Corp.	31,073	226,359
#*	Alcanna, Inc.	27,455	49,310
	Algoma Central Corp.	4,796	33,077
	Algonquin Power & Utilities Corp.	16,286	225,813
	Alimentation Couche-Tard, Inc., Class B	20,671	576,789
#*	Alio Gold, Inc.	16,660	11,371
#	AltaGas, Ltd.	12,927	154,535
#	Altius Minerals Corp.	48,023	296,704
	Altus Group, Ltd.	11,466	346,216
#*	Americas Gold & Silver Corp.	57,200	122,869
*	Amerigo Resources, Ltd.	77,500	15,033
	Andrew Peller, Ltd., Class A	21,300	144,606
#*	Aphria, Inc.	246,838	886,148
#	ARC Resources, Ltd.	197,016	830,837
*	Argonaut Gold, Inc.	144,327	150,346
*	Aritzia, Inc.	41,900	498,784
#*	Asanko Gold, Inc.	123,493	139,289
	Atco, Ltd., Class I	7,800	219,047
#*	Athabasca Oil Corp.	419,433	43,693
#*	ATS Automation Tooling Systems, Inc.	22,145	328,528
#*	Aurora Cannabis, Inc.	28,300	20,738
#*	Aurora Cannabis, Inc.	125,929	93,187
	AutoCanada, Inc.	31,919	150,199
	B2Gold Corp.	773,826	3,913,743
#	Badger Daylighting, Ltd.	20,326	441,727
	Bank of Montreal 063671101	50,694	2,580,325
	Bank of Montreal 2076009	33,607	1,708,659
	Bank of Nova Scotia (The)	35,900	1,439,147
#	Bank of Nova Scotia (The)	102,743	4,124,104
	Barrick Gold Corp.	16,141	415,147
	Barrick Gold Corp.	45,774	1,193,639
*	Bausch Health Cos., Inc.	40,515	734,132
#*	Baytex Energy Corp.	320,770	102,549
#*	Baytex Energy Corp.	31,128	10,117
	BCE, Inc.	4,000	161,759
	BCE, Inc.	2,572	104,012
#	Birchcliff Energy, Ltd.	238,254	261,883
	Bird Construction, Inc.	22,559	83,951
*	Black Diamond Group, Ltd.	21,857	20,884
#*	BlackBerry, Ltd.	93,017	396,940
#*	BlackBerry, Ltd.	459,313	1,965,860
#*	Bombardier, Inc., Class A	9,900	5,192
*	Bombardier, Inc., Class B	32,303	11,371
#	Bonavista Energy Corp.	341,157	44,117
#	Bonterra Energy Corp.	25,174	22,245
	Boralex, Inc., Class A	37,304	722,255
	Bridgemarq Real Estate Services	1,900	13,937

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Asset Management, Inc., Class A	24,150	$816,753
	BRP, Inc.	9,500	284,328
	CAE, Inc.	68,527	1,132,311
	CAE, Inc.	4,303	71,258
#*	Calfrac Well Services, Ltd.	114,532	18,102
	Calian Group, Ltd.	5,433	177,203
	Cameco Corp.	132,196	1,314,410
	Cameco Corp.	168,250	1,675,770
	Canaccord Genuity Group, Inc.	113,666	440,143
	Canacol Energy, Ltd.	123,419	312,991
#*	Canada Goose Holdings, Inc.	7,787	185,720
#	Canadian Imperial Bank of Commerce	38,842	2,301,583
	Canadian Imperial Bank of Commerce	26,962	1,601,812
	Canadian Natural Resources, Ltd.	7,504	125,664
#	Canadian Natural Resources, Ltd.	614,679	10,302,020
#	Canadian Tire Corp., Ltd., Class A	12,816	899,270
	Canadian Western Bank	108,718	1,720,649
*	Canfor Corp.	40,090	279,373
#	Canfor Pulp Products, Inc.	27,749	138,351
#*	Canopy Growth Corp.	12,584	201,344
	CanWel Building Materials Group, Ltd.	55,021	138,348
	Capital Power Corp.	12,184	235,811
*	Capstone Mining Corp.	334,485	129,762
#	Cardinal Energy, Ltd.	103,611	42,428
#	Cargojet, Inc.	1,500	151,493
#	Cascades, Inc.	82,972	830,346
	CCL Industries, Inc., Class B	27,170	849,288
*	Celestica, Inc.	97,934	610,129
*	Celestica, Inc.	21,177	132,209
	Cenovus Energy, Inc.	103,049	373,866
#	Cenovus Energy, Inc.	70,959	258,291
	Centerra Gold, Inc.	234,024	1,871,248
	Cervus Equipment Corp.	7,336	32,939
#	CES Energy Solutions Corp.	141,152	118,645
*	CGI, Inc.	8,775	561,337
*	CGI, Inc.	18,939	1,207,813
#	Chesswood Group, Ltd.	10,697	45,341
*	China Gold International Resources Corp., Ltd.	243,398	118,906
	CI Financial Corp.	109,797	1,166,635
	Cineplex, Inc.	36,455	435,800
	Clearwater Seafoods, Inc.	10,558	38,608
	Cogeco Communications, Inc.	12,378	915,133
	Cogeco, Inc.	6,264	386,159
	Colliers International Group, Inc.	4,219	231,538
	Colliers International Group, Inc.	8,485	466,675
#	Computer Modelling Group, Ltd.	59,122	198,779
	Constellation Software, Inc.	1,092	1,050,091
#*	Copper Mountain Mining Corp.	202,583	67,676
	Corby Spirit and Wine, Ltd.	4,950	57,930
	Corus Entertainment, Inc., Class B	409,205	931,916
#	Crescent Point Energy Corp.	244,457	340,707
	Crescent Point Energy Corp.	300,815	418,133
*	Crew Energy, Inc.	221,085	42,884
*	CRH Medical Corp.	23,040	47,340
#*	Denison Mines Corp.	414,890	178,838
*	Descartes Systems Group, Inc. (The)	2,100	88,368
#*	DIRTT Environmental Solutions	26,200	31,245
#	Dollarama, Inc.	14,598	457,882
	Dorel Industries, Inc., Class B	31,018	62,172

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	62,776	$395,521
	Dundee Precious Metals, Inc.	152,115	709,240
	ECN Capital Corp.	266,055	754,996
	E-L Financial Corp., Ltd.	977	483,225
*	Eldorado Gold Corp.	144,542	1,377,971
*	Eldorado Gold Corp.	38,300	362,701
	Element Fleet Management Corp.	274,446	2,024,901
	Empire Co., Ltd., Class A	42,851	946,019
#*	Endeavour Mining Corp.	38,769	697,973
	Enerflex, Ltd.	97,431	367,479
#*	Energy Fuels, Inc.	50,805	90,154
#*	Energy Fuels, Inc.	2,144	3,816
	Enerplus Corp.	28,093	75,684
	Enerplus Corp.	201,890	545,103
	Enghouse Systems, Ltd.	21,432	802,959
#	Ensign Energy Services, Inc.	103,067	45,908
*	Equinox Gold Corp.	21,497	179,612
	Equitable Group, Inc.	13,335	651,446
*	ERO Copper Corp.	19,699	225,301
*	Essential Energy Services Trust	168,421	16,939
	Evertz Technologies, Ltd.	13,926	150,870
#	Exchange Income Corp.	14,690	313,757
	Exco Technologies, Ltd.	24,917	116,713
*	EXFO, Inc.	48	119
#	Extendicare, Inc.	52,304	231,469
	Fairfax Financial Holdings, Ltd.	6,850	1,857,342
	Fiera Capital Corp.	39,871	257,796
	Finning International, Inc.	151,026	1,917,188
	Firm Capital Mortgage Investment Corp.	34,100	270,213
#*	First Mining Gold Corp.	344,000	55,605
	First National Financial Corp.	9,600	220,629
	First Quantum Minerals, Ltd.	365,435	2,231,544
	FirstService Corp.	4,382	379,394
	FirstService Corp.	4,219	364,781
#*	Fission Uranium Corp.	337,775	76,439
#*	Fortuna Silver Mines, Inc.	155,992	468,441
*	Fortuna Silver Mines, Inc.	21,100	63,300
#	Franco-Nevada Corp.	3,124	413,316
#	Freehold Royalties, Ltd.	79,842	213,952
#	Frontera Energy Corp.	22,090	70,938
	Gamehost, Inc.	12,082	41,577
*	GDI Integrated Facility Services, Inc.	1,600	33,369
*	Gear Energy, Ltd.	139,903	25,630
#	Genworth MI Canada, Inc.	42,703	1,052,888
	George Weston, Ltd.	8,430	597,994
	Gibson Energy, Inc.	93,400	1,330,595
	Gildan Activewear, Inc.	13,046	182,013
*	Glacier Media, Inc.	3,000	733
#	GMP Capital, Inc.	44,285	41,360
#	goeasy, Ltd.	9,293	296,826
	GoldMoney, Inc.	37,900	71,882
#*	Gran Tierra Energy, Inc.	1,100	373
#*	Gran Tierra Energy, Inc.	362,792	121,196
*	Great Canadian Gaming Corp.	30,568	595,351
	Great-West Lifeco, Inc.	67,390	1,109,651
	Guardian Capital Group, Ltd., Class A	9,233	137,837
*	Guyana Goldfields, Inc.	125,851	56,056
	Hardwoods Distribution, Inc.	7,600	64,591
*	Headwater Exploration, Inc.	22,200	19,936

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	32,196	$258,826
#	High Arctic Energy Services, Inc.	20,900	9,159
#	High Liner Foods, Inc.	12,914	59,191
	HLS Therapeutics, Inc.	1,200	15,949
*	Home Capital Group, Inc.	56,991	762,773
	Horizon North Logistics, Inc.	139,678	46,160
	Hudbay Minerals, Inc.	3,790	9,285
#	Hudbay Minerals, Inc.	365,787	893,477
	Husky Energy, Inc.	167,608	538,245
	iA Financial Corp., Inc.	73,823	2,396,682
*	IAMGOLD Corp.	330,126	1,155,008
#*	IAMGOLD Corp.	189,700	665,847
*	IBI Group, Inc.	12,400	38,039
	IGM Financial, Inc.	9,200	194,846
#*	Imperial Metals Corp.	48,966	61,913
	Imperial Oil, Ltd.	21,980	355,135
*	Indigo Books & Music, Inc.	5,542	8,441
	Information Services Corp.	7,500	76,781
	Innergex Renewable Energy, Inc.	49,695	666,915
	Intact Financial Corp.	6,200	590,046
	Inter Pipeline, Ltd.	61,578	514,938
*	Interfor Corp.	70,212	414,124
*	Intertain Group, Ltd. (The)	9,352	80,495
	Intertape Polymer Group, Inc.	39,964	392,190
	Invesque, Inc.	6,700	18,894
*	IPL Plastics, Inc.	5,100	16,488
*	Ivanhoe Mines, Ltd., Class A	621,337	1,303,426
	Jamieson Wellness, Inc.	16,311	368,768
#	Just Energy Group, Inc.	29,108	13,383
	Just Energy Group, Inc.	2,300	1,074
	K-Bro Linen, Inc.	4,928	95,554
#*	Kelt Exploration, Ltd.	164,853	189,493
	Keyera Corp.	84,989	1,260,838
*	Kinaxis, Inc.	3,542	356,045
*	Kinross Gold Corp.	612,803	4,045,878
*	Kinross Gold Corp.	73,944	488,770
	Kirkland Lake Gold, Ltd.	92,205	3,811,556
*	Knight Therapeutics, Inc.	81,243	443,000
	KP Tissue, Inc.	5,500	39,276
	Labrador Iron Ore Royalty Corp.	50,751	719,728
	Lassonde Industries, Inc., Class A	600	60,679
#	Laurentian Bank of Canada	47,117	1,052,385
	Leon’s Furniture, Ltd.	21,738	206,924
*	Lightstream Resources, Ltd.	116,588	0
	Linamar Corp.	53,628	1,288,351
	Loblaw Cos., Ltd.	15,293	752,573
#	Lucara Diamond Corp.	293,275	109,561
*	Lundin Gold, Inc.	29,100	216,794
	Lundin Mining Corp.	371,316	1,819,300
	Magellan Aerospace Corp.	16,036	73,847
	Magna International, Inc.	49,444	1,926,680
	Magna International, Inc.	156,616	6,112,722
*	Mainstreet Equity Corp.	1,005	41,869
*	Major Drilling Group International, Inc.	76,787	195,836
#*	Mandalay Resources Corp.	2,837	2,955
*	Manitok Energy, Inc.	172	0
	Manulife Financial Corp.	135,121	1,702,525
	Maple Leaf Foods, Inc.	62,654	1,158,150
	Martinrea International, Inc.	94,685	572,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Mav Beauty Brands, Inc.	7,900	$14,756
*	Maxim Power Corp.	2,200	3,319
	Mediagrif Interactive Technologies, Inc.	5,000	22,774
#	Medical Facilities Corp.	32,241	102,146
*	MEG Energy Corp.	262,789	587,143
	Melcor Developments, Ltd.	6,353	31,903
	Methanex Corp.	34,309	545,464
#	Methanex Corp.	4,014	63,742
	Metro, Inc.	23,451	964,876
	Morguard Corp.	900	95,047
	Morneau Shepell, Inc.	23,817	575,769
	MTY Food Group, Inc.	9,074	156,789
#	Mullen Group, Ltd.	108,351	449,922
	National Bank of Canada	56,678	2,285,932
	Neo Performance Materials, Inc.	2,600	13,860
#*	New Gold, Inc.	1,107,882	907,350
	NFI Group, Inc.	48,855	558,764
	Norbord, Inc.	4,916	79,747
	Norbord, Inc.	10,886	176,244
	North American Construction Group, Ltd.	12,646	64,141
#	North American Construction Group, Ltd.	18,311	92,287
	North West Co., Inc. (The)	48,708	920,306
	Northland Power, Inc.	52,350	1,123,384
*	Novagold Resources, Inc.	14,000	156,660
	Nutrien, Ltd.	477	17,035
	Nutrien, Ltd.	104,102	3,717,492
#*	NuVista Energy, Ltd.	156,290	92,071
#*	Obsidian Energy, Ltd.	55,877	11,642
	OceanaGold Corp.	659,873	1,005,015
	Onex Corp.	6,735	310,440
	Open Text Corp.	12,400	468,580
	Open Text Corp.	16,880	640,596
*	Orbite Technologies, Inc.	121,500	12
*	Organigram Holdings, Inc.	31,500	49,334
	Osisko Gold Royalties, Ltd.	65,111	594,532
	Osisko Gold Royalties, Ltd.	57,057	522,072
#*	Osisko Mining, Inc.	102,000	256,475
#*	Painted Pony Energy, Ltd.	227,952	103,172
	Pan American Silver Corp.	4,422	94,038
	Pan American Silver Corp.	61,624	1,308,886
#*	Paramount Resources, Ltd., Class A	48,237	65,843
*	Parex Resources, Inc.	161,830	1,774,148
#	Park Lawn Corp.	27,334	428,484
#	Parkland Fuel Corp.	39,208	927,562
	Pason Systems, Inc.	68,807	374,201
	Pembina Pipeline Corp.	8,954	205,323
	Pembina Pipeline Corp.	109,451	2,510,806
#	Peyto Exploration & Development Corp.	170,354	343,902
*	PHX Energy Services Corp.	34,852	17,026
	Pinnacle Renewable Energy, Inc.	8,557	42,971
#	Pizza Pizza Royalty Corp.	21,406	134,100
*	Points International, Ltd.	4,200	40,992
#	Polaris Infrastructure, Inc.	13,640	122,000
	Pollard Banknote, Ltd.	900	9,763
#	PrairieSky Royalty, Ltd.	100,868	737,696
#*	Precision Drilling Corp.	220,292	118,696
*	Precision Drilling Corp.	59,993	32,996
#*	Premier Gold Mines, Ltd.	203,280	252,649
#	Premium Brands Holdings Corp.	18,739	1,130,035

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Pretium Resources, Inc.	73,759	$562,781
*	Pretium Resources, Inc.	36,986	282,454
*	Pulse Seismic, Inc.	33,004	19,443
	Quarterhill, Inc.	179,331	225,460
	Quebecor, Inc., Class B	32,000	696,807
#*	Questerre Energy Corp., Class A	62,560	6,292
*	Real Matters, Inc.	27,969	320,691
#	Recipe Unlimited Corp.	9,811	93,391
	Restaurant Brands International, Inc.	14,426	711,202
#	Richelieu Hardware, Ltd.	26,280	499,187
	Ritchie Bros Auctioneers, Inc.	1,000	43,040
	Ritchie Bros Auctioneers, Inc.	13,768	593,263
	Rocky Mountain Dealerships, Inc.	13,878	43,869
	Rogers Communications, Inc., Class B	14,500	606,390
#	Rogers Sugar, Inc.	79,515	267,345
*	Roxgold, Inc.	154,520	138,762
	Royal Bank of Canada 2754383	73,948	4,549,134
	Royal Bank of Canada 780087102	32,014	1,971,742
	Russel Metals, Inc.	74,161	803,440
*	Sabina Gold & Silver Corp.	216,358	304,653
#*	Sandstorm Gold, Ltd.	51,634	400,994
	Saputo, Inc.	20,122	505,959
#	Savaria Corp.	20,600	169,453
#	Secure Energy Services, Inc.	154,863	139,070
*	SEMAFO, Inc.	369,374	928,775
#*	Seven Generations Energy, Ltd., Class A	272,578	563,975
	Shaw Communications, Inc., Class B	4,966	81,021
	Shaw Communications, Inc., Class B	48,771	796,430
#	ShawCor, Ltd.	46,441	68,063
#	Sienna Senior Living, Inc.	63,111	600,755
#*	Sierra Wireless, Inc.	8,700	81,628
#*	Sierra Wireless, Inc.	23,305	218,601
	Sleep Country Canada Holdings, Inc.	42,771	404,680
#	SNC-Lavalin Group, Inc.	93,311	1,720,819
*	Southern Pacific Resource Corp.	135,301	0
#*	Spin Master Corp.	12,594	182,221
#	Sprott, Inc.	55,858	136,842
*	SSR Mining, Inc.	69,281	1,213,954
*	SSR Mining, Inc.	20,715	362,305
	Stantec, Inc.	23,524	693,408
	Stantec, Inc.	4,216	124,498
#*	Stars Group, Inc. (The)	31,674	883,582
#*	Stars Group, Inc. (The)	71,356	1,995,114
#	Stelco Holdings, Inc.	4,978	23,532
	Stella-Jones, Inc.	48,298	1,204,024
#*	Storm Resources, Ltd.	9,700	9,059
#	Stuart Olson, Inc.	25,950	16,033
	Sun Life Financial, Inc.	10,346	355,385
	Suncor Energy, Inc.	100,053	1,784,049
	Suncor Energy, Inc.	163,438	2,917,368
#*	SunOpta, Inc.	36,565	102,748
#*	SunOpta, Inc.	18,909	53,251
#	Superior Plus Corp.	164,781	1,169,608
#	Supremex, Inc.	12,500	16,434
#	Surge Energy, Inc.	259,984	52,298
*	Tamarack Valley Energy, Ltd.	233,188	134,021
*	Taseko Mines, Ltd.	274,729	96,711
	TC Energy Corp.	5,361	246,723
	TC Energy Corp.	28,763	1,333,453

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Teck Resources, Ltd., Class A	1,200	$13,604
	Teck Resources, Ltd., Class B	10,991	96,885
#	Teck Resources, Ltd., Class B	247,589	2,181,259
	TELUS Corp.	21,200	346,492
*	Teranga Gold Corp.	99,844	691,472
#*	Tervita Corp.	12,225	28,017
	TFI International, Inc.	52,527	1,456,620
	Thomson Reuters Corp.	5,324	375,103
#	Tidewater Midstream and Infrastructure, Ltd.	98,700	40,417
	Timbercreek Financial Corp.	73,896	417,803
#*	TMAC Resources, Inc.	24,198	25,729
	TMX Group, Ltd.	2,371	205,409
#	TORC Oil & Gas, Ltd.	165,546	133,203
*	Torex Gold Resources, Inc.	97,651	1,389,758
	Toromont Industries, Ltd.	22,541	1,059,076
	Toronto-Dominion Bank (The)	54,658	2,283,781
	Toronto-Dominion Bank (The)	41,003	1,712,695
	Total Energy Services, Inc.	38,348	46,008
*	Touchstone Exploration, Inc.	98,000	38,019
	Tourmaline Oil Corp.	290,691	2,881,954
	TransAlta Corp. 2901628	151,953	894,066
	TransAlta Corp. 89346D107	136,091	797,493
#	TransAlta Renewables, Inc.	19,343	209,001
#	Transcontinental, Inc., Class A	62,632	567,398
	TransGlobe Energy Corp.	67,575	40,294
#*	Trevali Mining Corp.	532,871	40,196
#*	Trican Well Service, Ltd.	269,502	112,297
	Tricon Capital Group, Inc.	41,135	239,076
*	Trisura Group, Ltd.	5,500	160,739
*	Turquoise Hill Resources, Ltd.	477,873	233,452
*	Turquoise Hill Resources, Ltd.	17,904	9,042
#	Uni-Select, Inc.	32,120	98,302
	Vermilion Energy, Inc.	19,058	93,787
	Vermilion Energy, Inc.	97,267	480,499
	Wajax Corp.	21,809	136,154
	Waste Connections, Inc.	2,260	194,157
*	Wesdome Gold Mines Ltd.	73,676	564,234
	West Fraser Timber Co., Ltd.	59,023	1,642,696
#	Western Forest Products, Inc.	436,965	291,948
#	Westshore Terminals Investment Corp.	54,089	579,768
	Wheaton Precious Metals Corp.	18,888	713,211
#	Whitecap Resources, Inc.	376,173	494,556
#*	WildBrain, Ltd.	124,711	78,843
	Winpak, Ltd.	12,777	425,456
	WSP Global, Inc.	11,085	743,884
	Yamana Gold, Inc.	782,730	3,688,859
	Yamana Gold, Inc.	6,868	32,142
#*	Yangarra Resources, Ltd.	77,500	27,839
#*	Yellow Pages, Ltd.	19,713	133,691

TOTAL CANADA			232,441,047

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	320,500	101,950
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	18,676
	China Flavors & Fragrances Co., Ltd.	220,437	38,294
	CITIC Telecom International Holdings, Ltd.	1,621,000	599,827
*	Hanfeng Evergreen, Inc.	5,700	0
	K Wah International Holdings, Ltd.	692,000	317,092
*	Leyou Technologies Holdings, Ltd.	470,000	140,132

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SITC International Holdings Co., Ltd.	751,000	$741,884
	TK Group Holdings, Ltd.	76,000	23,480

TOTAL CHINA			1,981,335

DENMARK — (1.9%)
*	Agat Ejendomme A.S.	105,826	30,603
*	ALK-Abello A.S.	4,544	1,155,901
	Alm Brand A.S.	72,228	566,004
	Ambu A.S., Class B	12,693	397,573
	AP Moller - Maersk A.S., Class A	192	177,906
	AP Moller - Maersk A.S., Class B	302	300,566
#*	Bang & Olufsen A.S.	23,305	72,572
*	BankNordik P/F	3,257	48,202
*	Bavarian Nordic A.S.	43,277	1,019,689
*	Brodrene Hartmann A.S.	2,063	90,634
	Carlsberg A.S., Class B	11,949	1,507,402
#	Chr Hansen Holding A.S.	9,298	801,708
*	Columbus A.S.	64,216	70,899
*	D/S Norden A.S.	30,044	422,268
*	Danske Bank A.S.	160,467	1,905,236
#*	Demant A.S.	39,310	939,816
#*	DFDS A.S.	36,797	934,111
*	Drilling Co. of 1972 A.S. (The)	1,632	38,397
	DSV Panalpina A.S.	17,442	1,812,188
*	FLSmidth & Co. A.S.	27,605	726,538
*	Genmab A.S.	4,547	1,093,029
	GN Store Nord A.S.	71,938	3,282,988
	H Lundbeck A.S.	53,173	1,940,055
#*	H+H International A.S., Class B	19,897	261,434
*	Harboes Bryggeri A.S., Class B	1,400	10,472
*	ISS A.S.	99,612	1,480,963
*	Jeudan A.S.	1,115	37,899
*	Jyske Bank A.S.	62,739	1,693,508
	Matas A.S.	32,386	219,639
*	Netcompany Group A.S.	13,785	712,169
#*	Nilfisk Holding A.S.	23,675	335,337
#*	NKT A.S.	30,997	696,898
#	NNIT A.S.	10,265	175,732
	Novo Nordisk A.S., Class B	58,933	3,759,337
	Novozymes A.S., Class B	21,442	1,051,872
	Pandora A.S.	115,658	4,112,628
*	Parken Sport & Entertainment A.S.	3,780	39,990
	Per Aarsleff Holding A.S.	16,298	478,526
	Ringkjoebing Landbobank A.S.	35,094	2,202,970
	Rockwool International A.S., Class A	1,632	317,040
	Rockwool International A.S., Class B	5,454	1,146,208
#*	Royal Unibrew A.S.	36,810	2,847,851
	RTX A.S.	10,840	291,929
	Scandinavian Tobacco Group A.S., Class A	63,134	725,528
	Schouw & Co., A.S.	13,640	978,305
	SimCorp A.S.	29,281	2,704,651
#	Solar A.S., Class B	5,195	180,877
*	Spar Nord Bank A.S.	91,682	638,993
	Sydbank A.S.	42,354	699,829
*	Tivoli A.S.	881	84,810
	Topdanmark A.S.	43,042	1,737,489
#	TORM P.L.C.	30,726	261,655
	Tryg A.S.	30,966	825,857
	United International Enterprises, Ltd.	1,279	236,156

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Vestas Wind Systems A.S.	21,724	$1,865,508
*	Vestjysk Bank A.S.	366,659	156,782
*	Zealand Pharma A.S.	33,811	1,175,402

TOTAL DENMARK			53,478,529

FINLAND — (1.6%)
*	Afarak Group Oyj	12,109	4,999
	Ahlstrom-Munksjo Oyj	24,812	344,887
	Aktia Bank Oyj	43,353	365,647
#	Alandsbanken Abp, Class B	5	87
	Alma Media Oyj	15,120	133,953
#	Apetit Oyj	2,895	27,670
	Asiakastieto Group Oyj	347	12,184
	Aspo Oyj	15,585	109,965
	Atria Oyj	10,467	107,937
*	BasWare Oyj	992	26,522
#	Bittium Oyj	14,535	88,951
#	Cargotec Oyj, Class B	35,571	776,114
	Caverion Oyj	43,295	246,736
#	Citycon Oyj	16,531	109,192
	Digia Oyj	5,011	25,478
#	Elisa Oyj	38,367	2,331,495
*	Finnair Oyj	55,961	222,957
#	Fiskars Oyj Abp	38,166	439,517
#	Fortum Oyj	125,848	2,085,320
*	F-Secure Oyj	41,859	126,029
	Glaston Oyj ABP	650	465
*	HKScan Oyj, Class A	27,319	64,317
#	Huhtamaki Oyj	53,093	1,981,646
	Ilkka-Yhtyma Oyj	7,050	25,178
	Kamux Corp.	4,076	31,547
	Kemira Oyj	94,644	1,138,570
	Kesko Oyj, Class A	29,456	479,520
	Kesko Oyj, Class B	120,692	1,966,567
#	Kojamo Oyj	34,878	627,143
	Kone Oyj, Class B	18,181	1,100,934
	Konecranes Oyj	32,011	694,773
	Lassila & Tikanoja Oyj	29,795	417,039
	Metsa Board Oyj	125,806	876,285
	Metso Oyj	28,331	786,018
#	Neste Oyj	17,847	630,276
#	Nokia Oyj	126,186	454,892
	Nokia Oyj	143,713	524,263
#	Nokian Renkaat Oyj	65,391	1,389,253
	Nordea Bank Abp	212,648	1,363,911
	Nordea Bank Abp	338,468	2,165,568
	Olvi Oyj, Class A	9,640	407,080
	Oriola Oyj, Class B	109,357	251,352
	Orion Oyj, Class A	10,267	507,343
	Orion Oyj, Class B	41,677	2,117,956
#	Outokumpu Oyj	308,364	820,209
#	Outotec Oyj	92,196	384,272
*	Pihlajalinna Oyj	9,285	151,518
#	Ponsse Oyj	6,228	160,991
*	QT Group Oyj	3,512	87,682
	Raisio Oyj, Class V	86,062	319,413
#	Revenio Group Oyj	10,609	287,437
#	Sampo Oyj, Class A	8,896	294,880
	Sanoma Oyj	59,872	540,583

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Stockmann Oyj Abp, Class A	2,666	$4,647
#*	Stockmann Oyj Abp, Class B	27,220	20,826
	Stora Enso Oyj, Class R	414,282	4,873,843
*	Terveystalo Oyj	19,015	198,960
	TietoEVRY Oyj	12,875	313,720
	Tikkurila Oyj	30,785	402,658
#	Tokmanni Group Corp.	41,662	506,808
#	UPM-Kymmene Oyj	141,908	3,891,850
#	Uponor Oyj	56,120	629,270
	Vaisala Oyj, Class A	9,648	305,560
#	Valmet Oyj	88,204	2,017,143
	Wartsila Oyj Abp	54,226	398,031
	YIT Oyj	181,777	996,420

TOTAL FINLAND			45,194,257

FRANCE — (6.7%)
	ABC arbitrage	12,945	88,496
	Accor SA	51,866	1,442,828
#	Actia Group	10,087	25,245
	Aeroports de Paris	2,541	248,044
#*	Air France-KLM	162,688	829,497
#	Air Liquide SA	17,761	2,256,610
	Akka Technologies	8,225	261,809
	AKWEL	10,593	132,491
	Albioma SA	25,439	842,536
	Alstom SA	17,042	699,045
	Altamir	17,275	288,232
	Alten SA	16,181	1,164,997
	Amundi SA	4,682	310,763
	Arkema SA	75,942	6,320,878
	Assystem SA	5,099	114,434
	Atos SE	75,281	5,383,656
	Aubay	4,684	122,100
	AXA SA, Sponsored ADR	12,088	212,628
	AXA SA	180,809	3,214,150
	Axway Software SA	5,568	91,245
#*	Bastide le Confort Medical	2,869	101,612
#	Beneteau SA	59,287	375,403
	Bigben Interactive	15,109	195,797
	BioMerieux	4,882	603,190
	BNP Paribas SA	106,510	3,346,152
	Boiron SA	5,728	210,909
	Bollore SA	547,678	1,451,467
*	Bollore SA	986	2,630
	Bonduelle SCA	19,044	416,604
#*	Bourbon Corp.	9,346	0
	Bouygues SA	128,762	3,961,771
	Bureau Veritas SA	41,334	858,091
	Burelle SA	44	27,266
	Capgemini SE	18,299	1,720,303
	Carrefour SA	117,324	1,742,405
#	Casino Guichard Perrachon SA	14,881	558,586
	Catering International Services	1,201	11,053
*	Cegedim SA	4,311	129,583
#*	CGG SA	729,780	922,439
#	Chargeurs SA	22,464	426,247
	Cie de Saint-Gobain	157,949	4,202,692
	Cie des Alpes	9,785	183,232
	Cie Generale des Etablissements Michelin SCA	104,734	10,119,507

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Cie Plastic Omnium SA	52,163	$987,746
*	CNP Assurances	52,130	537,810
*	Coface SA	84,462	496,778
	Credit Agricole SA	143,641	1,155,370
	Danone SA	19,431	1,354,283
	Dassault Aviation SA	197	160,438
	Derichebourg SA	118,906	333,651
#	Devoteam SA	4,551	346,413
	Edenred	21,567	868,786
	Eiffage SA	44,841	3,664,486
	Electricite de France SA	116,906	930,680
	Electricite de Strasbourg SA	88	10,157
	Elior Group SA	77,173	509,710
	Elis SA	167,011	2,058,592
	Engie SA	211,896	2,298,978
#	Eramet	10,007	315,129
	EssilorLuxottica SA	11,482	1,426,345
*	Esso SA Francaise	2,429	45,370
#	Etablissements Maurel et Prom SA	38,191	71,206
#	Eurofins Scientific SE	2,681	1,483,050
#	Europcar Mobility Group	86,085	160,466
	Eutelsat Communications SA	169,949	1,902,797
*	Exel Industries, Class A	1,036	47,301
	Faurecia SE	86,122	3,085,874
	Fleury Michon SA	748	17,869
*	Fnac Darty S.A.	11,703	378,221
*	Fnac Darty SA	2,700	87,107
	Gaztransport Et Technigaz SA	12,868	932,891
	Getlink SE	41,682	531,655
	GL Events	8,638	103,467
	Groupe Crit	2,385	132,286
	Groupe Gorge	3,224	46,250
	Groupe Open	3,320	27,770
	Guerbet	5,364	169,191
	Haulotte Group SA	6,838	29,892
	HERIGE SADCS	700	17,614
	HEXAOM	2,572	71,946
*	ID Logistics Group	1,594	296,720
	Iliad SA	25,004	3,723,615
	Imerys SA	35,654	1,118,557
	Ingenico Group SA	33,185	4,175,262
#*	Innate Pharma SA	13,430	94,501
	Ipsen SA	11,306	841,877
	IPSOS	44,658	859,907
	Jacquet Metal Service SA	10,665	108,689
	JCDecaux SA	83,449	1,727,359
	Kaufman & Broad SA	16,825	608,047
	Korian SA	60,306	2,025,520
#	Lagardere SCA	60,772	986,998
	Laurent-Perrier	1,337	112,743
	Le Belier	2,212	77,956
	Lectra	23,840	375,306
	Legrand SA	24,969	1,673,986
	Linedata Services	3,276	82,502
	LISI	18,297	295,938
	LNA Sante SA	6,897	305,923
	L’Oreal SA	1,979	575,377
	LVMH Moet Hennessy Louis Vuitton SE	3,713	1,435,418
	Maisons du Monde SA	1,610	14,484

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Manitou BF SA	7,923	$121,393
	Manutan International	1,396	73,310
	Mersen SA	16,825	371,259
*	METabolic EXplorer SA	24,334	39,091
	Metropole Television SA	28,928	321,993
	Natixis SA	166,573	393,241
	Nexans SA	34,084	1,214,011
	Nexity SA	58,267	1,787,268
*	Nicox	10,169	44,796
	NRJ Group	13,173	73,191
#	Oeneo SA	18,632	220,637
*	Onxeo SA	25,529	13,594
#*	Onxeo SA	5,700	3,138
	Orange SA	382,501	4,647,017
	Orpea	17,896	1,990,621
	Pernod Ricard SA	934	142,618
	Peugeot SA	392,822	5,568,502
*	Pierre & Vacances SA	3,867	59,026
#	Plastivaloire	8,518	36,657
#	Publicis Groupe SA	78,690	2,322,847
	Quadient	41,908	578,741
	Rallye SA	22,424	191,587
#*	Recylex SA	4,720	10,367
#	Remy Cointreau SA	3,710	413,837
	Renault SA	53,306	1,050,377
	Rexel SA	272,754	2,547,461
	Robertet SA	426	371,540
	Rothschild & Co.	26,301	520,119
	Rubis SCA	23,580	1,056,443
	Safran SA	10,894	1,012,827
	Samse SA	244	30,467
#	Sanofi	49,489	4,833,775
	Sartorius Stedim Biotech	5,055	1,212,053
	Savencia SA	4,626	273,772
#	Schneider Electric SE	26,121	2,413,903
	Schneider Electric SE	1,883	171,088
	SCOR SE	131,423	3,702,801
	SEB SA	7,961	954,743
	Seche Environnement SA	3,562	137,666
	SES SA	136,122	906,843
	Societe BIC SA	20,103	1,005,611
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	42,527
	Societe Generale SA	120,989	1,898,199
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	32,750
	Societe pour l’Informatique Industrielle	1,527	29,718
#	Sodexo SA	14,635	1,170,002
*	SOITEC	8,871	815,673
#*	Solocal Group	195,029	33,169
	Somfy SA	3,975	332,719
	Sopra Steria Group	16,108	1,907,256
	SPIE SA	90,996	1,371,727
	Stef SA	3,236	243,538
	STMicroelectronics NV	135,720	3,494,987
	Suez	33,333	377,038
	Sword Group	4,448	126,632
	Synergie SA	6,994	153,041
	Tarkett SA	38,838	384,089
#*	Technicolor SA	233,452	53,924
	Teleperformance	14,821	3,320,036

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Television Francaise 1	58,887	$288,311
	Thales SA	11,953	905,214
#	Thermador Groupe	3,781	182,807
	Total Gabon	433	49,256
	Total SA	344,730	12,235,286
	Trigano SA	7,260	534,264
*	Ubisoft Entertainment SA	18,028	1,340,955
	Union Financiere de France BQE SA	2,287	38,759
	Valeo SA	114,189	2,617,541
#*	Vallourec SA	203,960	243,078
*	Valneva SE	4,729	21,690
	Vetoquinol SA	2,125	133,526
	Vicat SA	22,412	628,973
	VIEL & Cie SA	15,605	83,857
	Vilmorin & Cie SA	6,778	271,025
	Vinci SA	36,490	2,989,331
*	Virbac SA	3,586	707,140
#	Vivendi SA	33,175	717,025
	Vranken-Pommery Monopole SA	1,795	28,425
*	Worldline SA	5,336	361,403
	XPO Logistics Europe SADIR	27	7,214

TOTAL FRANCE			186,943,219

GERMANY — (6.0%)
	1&1 Drillisch AG	41,453	964,536
	7C Solarparken AG	19,470	71,737
	Aareal Bank AG	59,491	969,046
*	Adler Modemaerkte AG	4,316	14,730
	ADO Properties SA	10,929	306,185
#*	ADVA Optical Networking SE	74,512	487,419
#*	AIXTRON SE	19,817	184,174
	All for One Group AG	486	19,839
#	Allgeier SE	3,364	109,462
	Allianz SE	40,989	7,543,257
*	Allianz SE, Sponsored ADR	11,988	223,576
	Amadeus Fire AG	3,198	329,326
	Aroundtown SA	67,984	365,674
	Atoss Software AG	561	112,769
	Aurubis AG	38,286	1,984,766
	BASF SE	39,679	2,030,631
	Basler AG	2,286	116,965
#	Bauer AG	11,111	126,828
	Bayer AG	75,182	4,944,672
	Bayerische Motoren Werke AG	59,479	3,498,863
	BayWa AG	15,030	440,951
	Bechtle AG	14,225	2,057,184
	Beiersdorf AG	6,522	682,386
	Bertrandt AG	7,243	278,803
	bet-at-home.com AG	543	23,528
	Bijou Brigitte AG	2,250	73,380
	Bilfinger SE	28,984	545,053
	Borussia Dortmund GmbH & Co. KGaA	61,142	431,023
	Brenntag AG	67,385	3,051,053
	CANCOM SE	26,250	1,336,410
	Carl Zeiss Meditec AG	3,388	334,083
*	CECONOMY AG	87,517	224,028
	CENIT AG	3,984	42,721
	Centrotec SE	4,675	65,549
	Cewe Stiftung & Co. KGAA	5,534	575,968

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	comdirect bank AG	7,377	$105,868
	Commerzbank AG	1,107,916	4,084,810
	CompuGroup Medical SE	13,210	1,003,938
	Continental AG	20,341	1,699,724
	Corestate Capital Holding SA	16,806	346,040
	Covestro AG	99,017	3,326,091
	CropEnergies AG	27,276	215,315
	CTS Eventim AG & Co. KGaA	29,511	1,226,825
#	Daimler AG	153,503	5,250,261
*	Delivery Hero SE	7,065	599,219
#	Deutsche Bank AG	96,864	717,396
	Deutsche Bank AG	389,894	2,889,115
	Deutsche Beteiligungs AG	12,778	432,803
	Deutsche Boerse AG	16,966	2,630,382
#	Deutsche EuroShop AG	17,560	252,896
#*	Deutsche Lufthansa AG	254,937	2,282,369
	Deutsche Pfandbriefbank AG	122,031	896,942
	Deutsche Post AG	41,487	1,232,462
*	Deutsche Telekom AG, Sponsored ADR	16,349	237,389
	Deutsche Telekom AG	184,205	2,693,006
	Deutsche Wohnen SE	25,013	1,013,710
	Deutz AG	140,579	540,347
	DIC Asset AG	18,473	244,826
	DMG Mori AG	8,867	398,373
	Dr Hoenle AG	2,767	110,712
	Draegerwerk AG & Co. KGaA	2,957	206,723
	Duerr AG	53,392	1,245,885
	E.ON SE	36,689	367,524
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,958	425,694
#	EDAG Engineering Group AG	6,901	51,905
#	Elmos Semiconductor AG	7,044	140,305
#*	ElringKlinger AG	34,275	186,134
	Evonik Industries AG	64,790	1,593,862
	Fielmann AG	12,311	809,511
	First Sensor AG	3,082	128,466
	Francotyp-Postalia Holding AG, Class A	10,397	33,385
#	Fraport AG Frankfurt Airport Services Worldwide	17,461	764,852
	Freenet AG	94,559	1,793,848
	Fresenius Medical Care AG & Co. KGaA, ADR	4,254	166,161
	Fresenius Medical Care AG & Co. KGaA	30,634	2,400,802
	Fresenius SE & Co. KGaA	78,075	3,381,656
	Fuchs Petrolub SE	17,242	576,427
	GEA Group AG	103,948	2,385,387
	Gerresheimer AG	26,740	2,126,613
	Gesco AG	7,358	125,325
	GFT Technologies SE	23,807	217,679
	Grand City Properties SA	24,550	513,387
*	H&R GmbH & Co. KGaA	10,450	47,304
	Hamburger Hafen und Logistik AG	24,647	401,021
	Hannover Rueck SE	4,166	663,788
	Hapag-Lloyd AG	16,042	2,298,152
	Hawesko Holding AG	533	18,751
	HeidelbergCement AG	27,251	1,292,001
#*	Heidelberger Druckmaschinen AG	259,333	184,288
	Hella GmbH & Co KGaA	30,124	1,108,232
	Henkel AG & Co. KGaA	3,403	265,275
	Highlight Communications AG	13,766	51,330
	Hochtief AG	5,249	410,741
	HolidayCheck Group AG	24,775	34,217

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hornbach Baumarkt AG	8,960	$193,556
	Hornbach Holding AG & Co. KGaA	11,388	650,116
	Hugo Boss AG	32,666	906,950
*	Hypoport SE	1,582	557,720
	Indus Holding AG	15,966	491,422
	Infineon Technologies AG	95,111	1,768,201
	Infineon Technologies AG, ADR	44,524	817,238
#*	Instone Real Estate Group AG	31,614	640,249
	Isra Vision AG	7,820	428,477
	Jenoptik AG	44,154	909,345
	JOST Werke AG	12,353	334,660
#	K+S AG	132,759	892,979
	KION Group AG	66,814	3,314,121
	Kloeckner & Co. SE	70,770	290,044
	Knorr-Bremse AG	3,310	307,841
#	Koenig & Bauer AG	10,967	225,498
	Krones AG	11,530	694,730
	KSB SE & Co. KGaA	83	20,331
	KWS Saat SE & Co., KGaA	4,015	230,831
#	Lanxess AG	66,927	3,293,169
	LEG Immobilien AG	4,167	478,392
	Leifheit AG	6,821	145,413
#*	Leoni AG	29,245	200,750
*	LPKF Laser & Electronics AG	9,521	205,663
#*	Manz AG	2,130	33,151
*	Medigene AG	778	3,681
	Merck KGaA	1,542	178,962
	METRO AG	108,509	948,074
	MLP SE	37,627	193,874
	MTU Aero Engines AG	11,779	1,604,010
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,589	3,195,345
	Nemetschek SE	23,376	1,470,698
	New Work SE	1,591	378,134
	Nexus AG	5,598	214,763
*	Nordex SE	52,687	423,638
	Norma Group SE	32,649	817,694
	OHB SE	5,091	191,411
#*	OSRAM Licht AG	63,545	2,796,280
#	Paragon GmbH & Co. KGaA	1,392	18,861
	Patrizia AG	25,462	568,549
	Pfeiffer Vacuum Technology AG	5,378	886,157
	PNE AG	66,377	315,406
	Progress-Werk Oberkirch AG	1,001	19,940
#	ProSiebenSat.1 Media SE	124,466	1,243,868
	PSI Software AG	5,104	108,751
	Puma SE	23,460	1,473,651
	Puma SE	1,990	125,131
*	QIAGEN NV	11,802	492,025
*	QIAGEN NV	9,756	405,898
	QSC AG	91,973	118,567
*	R Stahl AG	1,041	25,922
	Rational AG	640	308,848
	Rheinmetall AG	33,475	2,265,560
	RHOEN-KLINIKUM AG	10,399	207,002
#*	RIB Software SE	24,459	775,690
*	Rocket Internet SE	62,259	1,309,654
	RTL Group SA	11,313	376,735
	RWE AG	101,321	2,914,771
	SAF-Holland SE	42,833	220,409

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Salzgitter AG	29,232	$390,547
	SAP SE	8,272	985,254
*	Schaltbau Holding AG	3,346	95,727
	Scout24 AG	9,273	606,318
	Secunet Security Networks AG	753	123,658
#*	SGL Carbon SE	33,817	104,730
#*	Shop Apotheke Europe NV	1,203	89,039
	Siemens AG	41,560	3,835,286
	Siltronic AG	11,290	966,536
#*	Sixt Leasing SE	11,902	234,770
	Sixt SE	10,681	727,071
*	SMA Solar Technology AG	6,053	192,646
#*	SMT Scharf AG	3,221	32,133
	Softing AG	444	3,059
	Software AG	38,111	1,353,278
	Stabilus SA	21,393	913,793
	STRATEC SE	712	67,430
#	Stroeer SE & Co. KGaA	14,176	897,210
	Suedzucker AG	79,105	1,046,612
#*	SUESS MicroTec SE	15,541	145,350
	Surteco Group SE	8,145	175,865
#	Symrise AG	7,136	722,945
	Syzygy AG	896	5,736
	TAG Immobilien AG	34,225	749,653
	Takkt AG	30,408	247,075
*	Talanx AG	32,043	1,137,938
	Technotrans SE	6,522	92,562
#*	Tele Columbus AG	69,368	178,772
	Telefonica Deutschland Holding AG	546,244	1,553,934
#*	Thyssenkrupp AG	85,873	571,245
	Traffic Systems SE	2,176	57,670
	Uniper SE	77,475	2,084,264
	United Internet AG	62,047	2,134,946
#	VERBIO Vereinigte BioEnergie AG	23,325	211,787
	Volkswagen AG	6,629	980,056
	Vossloh AG	9,763	368,697
	Wacker Chemie AG	12,766	744,357
#	Wacker Neuson SE	16,543	205,393
	Washtec AG	6,761	266,759
#	Wirecard AG	2,516	248,977
	Wuestenrot & Wuerttembergische AG	19,147	337,457
*	Zalando SE	2,697	132,190
	Zeal Network SE	7,017	219,314

TOTAL GERMANY			166,280,870

HONG KONG — (2.4%)
	Aeon Credit Service Asia Co., Ltd.	38,000	28,283
	Aeon Stores Hong Kong Co., Ltd.	22,000	6,193
#	Agritrade Resources, Ltd.	2,620,000	56,238
	AIA Group, Ltd.	365,400	3,353,556
	Allied Group, Ltd.	6,000	31,793
	Allied Properties HK, Ltd.	1,464,540	364,769
	APAC Resources, Ltd.	93,687	10,638
*	Applied Development Holdings, Ltd.	1,210,000	29,628
	Asia Financial Holdings, Ltd.	136,000	64,488
	Asia Standard International Group, Ltd.	482,000	58,597
	Asiasec Properties, Ltd.	49,000	8,088
	ASM Pacific Technology, Ltd.	65,900	665,900
	Associated International Hotels, Ltd.	10,000	20,869

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Bank of East Asia, Ltd. (The)	594,271	$1,258,907
	BOC Aviation, Ltd.	129,900	888,239
	BOC Hong Kong Holdings, Ltd.	324,500	995,934
	BOCOM International Holdings Co., Ltd.	290,000	38,860
	BOE Varitronix, Ltd.	496,000	133,220
	Bright Smart Securities & Commodities Group, Ltd.	394,000	50,990
*	Brightoil Petroleum Holdings, Ltd.	1,027,000	74,516
*	Burwill Holdings, Ltd.	2,638,000	9,051
	Cafe de Coral Holdings, Ltd.	208,000	429,096
#	Cathay Pacific Airways, Ltd.	781,000	928,891
#*	Central Wealth Group Holdings, Ltd.	4,028,449	10,403
	Century City International Holdings, Ltd.	1,416,000	75,958
	CGN Mining Co., Ltd.	1,035,000	33,994
	Chen Hsong Holdings	48,000	11,880
	Cheuk Nang Holdings, Ltd.	23,371	7,269
	Chevalier International Holdings, Ltd.	30,055	38,123
*	China Baoli Technologies Holdings, Ltd.	325,000	1,555
*	China Best Group Holding, Ltd.	970,000	21,000
*	China Energy Development Holdings, Ltd.	4,676,000	112,546
#	China New Higher Education Group, Ltd.	388,000	203,689
*	China Solar Energy Holdings, Ltd.	64,000	279
	China Star Entertainment, Ltd.	1,612,000	369,345
*	China Strategic Holdings, Ltd.	16,830,000	49,521
*	China Tonghai International Financial, Ltd.	240,000	11,267
	Chinese Estates Holdings, Ltd.	336,500	160,791
*	Chinlink International Holdings, Ltd.	280,800	25,963
	Chinney Investments, Ltd.	112,000	24,026
	Chong Hing Bank, Ltd.	70,000	92,045
	Chow Sang Sang Holdings International, Ltd.	464,000	467,264
	Chow Tai Fook Jewellery Group, Ltd.	254,000	214,892
	Chuang’s China Investments, Ltd.	1,080,000	55,164
	Chuang’s Consortium International, Ltd.	790,925	116,817
	CK Asset Holdings, Ltd.	505,500	3,194,123
	CK Hutchison Holdings, Ltd.	407,960	3,023,869
	CK Infrastructure Holdings, Ltd.	47,000	279,181
	CK Life Sciences Intl Holdings, Inc.	2,438,000	312,995
	CMBC Capital Holdings, Ltd.	890,000	13,850
	CNQC International Holdings, Ltd.	355,000	37,934
	CNT Group, Ltd.	518,000	24,035
#*	Convoy Global Holdings, Ltd.	5,166,000	20,857
*	Cosmopolitan International Holdings, Ltd.	244,000	31,477
	Cowell e Holdings, Inc.	787,000	212,450
*	Crocodile Garments	574,000	28,460
	Cross-Harbour Holdings, Ltd. (The)	47,416	69,387
	CSI Properties, Ltd.	3,691,515	128,506
*	CST Group, Ltd.	13,168,000	42,156
*	CW Group Holdings, Ltd.	443,000	2,474
	Dah Sing Banking Group, Ltd.	492,995	483,975
	Dah Sing Financial Holdings, Ltd.	193,466	638,196
	Dickson Concepts International, Ltd.	83,500	43,921
#*	Dingyi Group Investment, Ltd.	180,000	4,299
	Dynamic Holdings, Ltd.	2,000	2,987
	Eagle Nice International Holdings, Ltd.	242,000	68,572
	EcoGreen International Group, Ltd.	234,000	35,808
*	Emperor Capital Group, Ltd.	3,231,000	64,900
	Emperor Entertainment Hotel, Ltd.	495,000	75,209
	Emperor International Holdings, Ltd.	1,323,750	244,560
	Emperor Watch & Jewellery, Ltd.	2,480,000	44,590
*	ENM Holdings, Ltd.	680,000	52,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Esprit Holdings, Ltd.	1,730,399	$165,950
*	Eternity Investment, Ltd.	1,730,000	26,855
#	Fairwood Holdings, Ltd.	29,000	69,443
	Far East Consortium International, Ltd.	1,722,374	610,996
*	FIH Mobile, Ltd.	3,653,000	408,274
	First Pacific Co., Ltd.	1,823,200	376,739
*	First Shanghai Investments, Ltd.	1,496,000	63,439
	Fountain SET Holdings, Ltd.	1,240,000	185,015
*	Freeman Fintech Corp, Ltd.	1,014,000	11,772
#*	Future World Financial Holdings, Ltd.	49,963	118
	Galaxy Entertainment Group, Ltd.	180,000	1,157,671
#*	Genting Hong Kong, Ltd.	687,000	49,403
	Get Nice Financial Group, Ltd.	152,150	12,770
	Get Nice Holdings, Ltd.	7,726,000	121,916
	Giordano International, Ltd.	1,126,000	226,996
#*	Global Brands Group Holding, Ltd.	499,800	13,898
	Glorious Sun Enterprises, Ltd.	447,000	51,422
*	Glory Sun Land Group, Ltd.	455,500	40,889
	Gold Peak Industries Holdings, Ltd.	81,000	7,132
	Golden Resources Development International, Ltd.	90,000	6,975
#*	Gold-Finance Holdings, Ltd.	204,000	355
*	Good Resources Holdings, Ltd.	2,210,000	24,531
*	Goodbaby International Holdings, Ltd.	691,000	70,734
*	GR Properties, Ltd.	92,000	19,171
	Great Eagle Holdings, Ltd.	209,198	624,050
*	Great Harvest Maeta Group Holdings, Ltd.	152,500	20,493
*	Greentech Technology International, Ltd.	710,000	12,004
*	G-Resources Group, Ltd.	38,731,800	220,195
	Guangnan Holdings, Ltd.	154,000	14,309
	Guoco Group, Ltd.	18,000	253,918
#	Guotai Junan International Holdings, Ltd.	1,313,000	172,153
#	Haitong International Securities Group, Ltd.	3,207,605	751,010
	Hang Lung Group, Ltd.	742,000	1,694,777
	Hang Lung Properties, Ltd.	485,000	1,037,515
	Hang Seng Bank, Ltd.	41,700	729,335
	Hanison Construction Holdings, Ltd.	381,459	52,965
*	Hao Tian Development Group, Ltd.	2,093,933	52,861
	Harbour Centre Development, Ltd.	53,000	57,806
	Henderson Land Development Co., Ltd.	220,575	898,977
	HK Electric Investments & HK Electric Investments, Ltd.	228,288	236,190
	HKBN, Ltd.	343,500	591,546
	HKR International, Ltd.	717,188	318,854
	HKT Trust & HKT, Ltd.	639,000	1,031,167
	Hon Kwok Land Investment Co., Ltd.	110,000	34,084
	Hong Kong & China Gas Co., Ltd.	77,000	137,999
#	Hong Kong Ferry Holdings Co., Ltd.	33,000	28,417
#*	Hong Kong Finance Investment Holding Group, Ltd.	800,000	77,238
	Hongkong & Shanghai Hotels, Ltd. (The)	368,500	334,970
	Hongkong Chinese, Ltd.	296,000	29,211
	Hop Hing Group Holdings, Ltd.	1,832,000	16,105
	Hsin Chong Group Holdings, Ltd.	1,532,000	51,874
*	Huan Yue Interactive Holdings, Ltd.	121,000	14,875
*	Huarong Investment Stock Corp., Ltd.	175,000	6,462
	Hung Hing Printing Group, Ltd.	280,000	39,759
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,394,000	240,918
	Hysan Development Co., Ltd.	145,000	483,743
#*	I-CABLE Communications, Ltd.	2,153,027	15,191
*	Imagi International Holdings, Ltd.	216,799	13,163
	International Housewares Retail Co., Ltd.	176,000	42,926

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	IPE Group, Ltd.	365,000	$33,117
*	IRC, Ltd.	5,014,000	53,043
	IT, Ltd.	386,000	65,943
	ITC Properties Group, Ltd.	513,165	60,229
	Jacobson Pharma Corp., Ltd.	172,000	32,514
	Johnson Electric Holdings, Ltd.	389,577	654,141
	Kader Holdings Co., Ltd.	214,000	17,460
	Karrie International Holdings, Ltd.	188,000	25,760
	Kerry Logistics Network, Ltd.	527,250	721,030
	Kerry Properties, Ltd.	407,500	1,125,504
	Kingmaker Footwear Holdings, Ltd.	204,000	20,851
	Kingston Financial Group, Ltd.	634,000	53,548
	Kowloon Development Co., Ltd.	423,000	493,966
*	Kwan On Holdings, Ltd.	180,000	4,448
	Kwoon Chung Bus Holdings, Ltd.	42,000	14,432
	Lai Sun Development Co., Ltd.	180,913	211,484
	Lai Sun Garment International, Ltd.	20,149	21,102
*	Landing International Development, Ltd.	1,533,000	60,206
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	508,500	87,873
	Li & Fung, Ltd.	5,814,000	872,917
	Lifestyle International Holdings, Ltd.	285,500	271,758
	Lippo China Resources, Ltd.	2,772,000	56,942
	Lippo, Ltd.	9,000	3,047
	Liu Chong Hing Investment, Ltd.	178,000	180,447
	L’Occitane International SA	246,250	379,312
	Luk Fook Holdings International, Ltd.	303,000	648,794
	Lung Kee Bermuda Holdings	106,000	30,484
*	Macau Legend Development, Ltd.	1,459,000	176,973
	Magnificent Hotel Investment, Ltd.	818,000	13,049
	Man Wah Holdings, Ltd.	989,600	568,308
	Mason Group Holdings, Ltd.	18,263,999	44,533
	Melco International Development, Ltd.	570,000	1,065,509
	Melco Resorts & Entertainment, Ltd., ADR	10,831	171,346
	MGM China Holdings, Ltd.	112,000	138,310
*	Midland Holdings, Ltd.	259,478	31,679
	Ming Fai International Holdings, Ltd.	146,000	15,185
#	Miramar Hotel & Investment	138,000	254,022
	Modern Dental Group, Ltd.	175,000	27,523
	MTR Corp., Ltd.	57,716	319,765
	NagaCorp., Ltd.	260,000	306,863
	Nameson Holdings, Ltd.	530,000	28,602
*	National United Resources Holdings, Ltd.	350,000	1,201
*	Neo-Neon Holdings, Ltd.	613,000	41,020
	New World Development Co., Ltd.	898,579	1,061,620
*	NewOcean Energy Holdings, Ltd.	788,000	109,554
#	NWS Holdings, Ltd.	792,830	826,262
	Oriental Watch Holdings	354,000	77,879
#	Oshidori International Holdings, Ltd.	3,201,000	250,444
	Pacific Andes International Holdings, Ltd.	1,218,336	4,306
	Pacific Basin Shipping, Ltd.	4,990,000	611,330
	Pacific Textiles Holdings, Ltd.	869,000	439,729
	Paliburg Holdings, Ltd.	246,000	66,171
#	Paradise Entertainment, Ltd.	340,000	31,794
*	PC Partner Group, Ltd.	56,000	9,309
	PCCW, Ltd.	1,720,013	1,053,653
	Perfect Shape Medical, Ltd.	128,000	38,642
	Pico Far East Holdings, Ltd.	488,000	69,678
	Playmates Holdings, Ltd.	898,000	113,418

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Playmates Toys, Ltd.	496,000	$19,749
	Polytec Asset Holdings, Ltd.	2,383,900	260,160
	Prada SpA	110,500	358,757
*	PT International Development Co., Ltd.	1,088,000	43,285
	Public Financial Holdings, Ltd.	292,000	86,081
*	PYI Corp., Ltd.	4,500,000	43,637
	Rare Earth Magnesium Technology Group Holdings, Ltd.	350,000	8,724
#	Regal Hotels International Holdings, Ltd.	240,000	100,489
	Regina Miracle International Holdings, Ltd.	155,000	73,542
#	Sa Sa International Holdings, Ltd.	1,121,467	210,298
	Safety Godown Co., Ltd.	28,000	43,072
	SAS Dragon Holdings, Ltd.	294,000	89,393
	SEA Holdings, Ltd.	130,968	105,971
	Shangri-La Asia, Ltd.	1,049,666	866,785
	Shenwan Hongyuan HK, Ltd.	282,500	33,324
	Shun Ho Property Investments, Ltd.	13,497	3,231
	Shun Tak Holdings, Ltd.	1,721,249	601,997
*	Sincere Watch Hong Kong, Ltd.	4,770,000	60,048
	Singamas Container Holdings, Ltd.	1,604,000	87,831
	Sino Land Co., Ltd.	436,657	610,241
	Sitoy Group Holdings, Ltd.	239,000	14,596
#	SJM Holdings, Ltd.	893,000	881,697
	SmarTone Telecommunications Holdings, Ltd.	357,666	225,859
*	SOCAM Development, Ltd.	69,505	16,142
*	Solomon Systech International, Ltd.	568,000	6,691
	Soundwill Holdings, Ltd.	69,000	63,538
*	South China Holdings Co., Ltd.	1,200,000	23,296
	Stella International Holdings, Ltd.	392,000	394,459
*	Success Universe Group, Ltd.	300,000	5,829
*	Summit Ascent Holdings, Ltd.	378,000	33,613
	Sun Hung Kai & Co., Ltd.	447,341	183,868
	Sun Hung Kai Properties, Ltd.	81,282	1,111,436
	SUNeVision Holdings, Ltd.	183,000	130,099
	Swire Pacific, Ltd., Class A	65,000	422,706
	Swire Pacific, Ltd., Class B	142,500	155,784
#	TAI Cheung Holdings, Ltd.	214,000	147,537
	Tai United Holdings, Ltd.	455,000	5,306
*	Talent Property Group, Ltd.	2,925,000	8,961
	Tao Heung Holdings, Ltd.	324,000	42,037
	Techtronic Industries Co., Ltd.	158,000	1,198,036
	Television Broadcasts, Ltd.	197,700	272,889
	Texwinca Holdings, Ltd.	640,000	108,288
#*	TOM Group, Ltd.	130,000	18,713
#	Town Health International Medical Group, Ltd.	1,057,899	35,206
	Tradelink Electronic Commerce, Ltd.	220,000	30,966
	Transport International Holdings, Ltd.	191,318	429,963
#*	Trinity, Ltd.	840,000	13,671
	Tsui Wah Holdings, Ltd.	182,000	8,058
	Union Medical Healthcare, Ltd.	37,000	20,224
#	United Laboratories International Holdings, Ltd. (The)	647,000	558,860
*	Up Energy Development Group, Ltd.	590,000	1,842
*	Value Convergence Holdings, Ltd.	716,000	23,491
	Valuetronics Holdings, Ltd.	282,100	127,307
	Vantage International Holdings, Ltd.	314,000	17,424
	Vedan International Holdings, Ltd.	420,000	39,061
	Victory City International Holdings, Ltd.	666,261	16,931
#	Vitasoy International Holdings, Ltd.	250,000	891,623
	VSTECS Holdings, Ltd.	593,200	272,934
	VTech Holdings, Ltd.	76,600	577,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wai Kee Holdings, Ltd.	130,000	$70,811
	Wang On Group, Ltd.	9,480,000	93,165
*	We Solutions, Ltd.	100,000	5,132
	WH Group, Ltd.	1,509,000	1,439,212
	Wharf Holdings, Ltd. (The)	430,000	814,542
	Wheelock & Co., Ltd.	156,000	1,143,321
	Win Hanverky Holdings, Ltd.	628,000	26,661
*	Winfull Group Holdings, Ltd.	1,808,000	11,817
	Wing On Co. International, Ltd.	30,000	74,969
#	Wing Tai Properties, Ltd.	154,000	94,265
	Wonderful Sky Financial Group Holdings, Ltd.	218,000	17,193
	Wynn Macau, Ltd.	109,600	189,265
	Xinyi Glass Holdings, Ltd.	1,080,000	1,250,809
	YGM Trading, Ltd.	8,000	2,897
#	YT Realty Group, Ltd.	77,962	21,053
	Yue Yuen Industrial Holdings, Ltd.	679,500	1,083,910
*	Zhaobangji Properties Holdings, Ltd.	96,000	16,958

TOTAL HONG KONG			67,618,426

IRELAND — (0.8%)
*	AIB Group P.L.C.	143,652	198,788
	Bank of Ireland Group P.L.C.	620,404	1,273,129
	C&C Group P.L.C.	259,286	635,692
	Cairn Homes P.L.C.	314,088	292,658
#*	COSMO Pharmaceuticals NV	1,349	102,682
	CRH P.L.C.	4,854	147,263
	CRH P.L.C., Sponsored ADR	340,667	10,260,890
*	FBD Holdings P.L.C.	11,013	87,662
*	Flutter Entertainment P.L.C.	18,489	2,275,495
#*	Flutter Entertainment P.L.C.	9,056	1,113,707
	Glanbia P.L.C.	45,027	479,191
	Greencore Group P.L.C.	463,890	1,062,431
	Irish Continental Group P.L.C.	119,190	450,636
	Kenmare Resources P.L.C.	356	894
	Kerry Group P.L.C., Class A	4,451	512,345
	Kingspan Group P.L.C.	40,662	2,071,954
*	Permanent TSB Group Holdings P.L.C.	24,704	13,627
	Smurfit Kappa Group P.L.C.	41,742	1,307,620

TOTAL IRELAND			22,286,664

ISRAEL — (1.0%)
	Adgar Investment and Development, Ltd.	10,959	17,893
*	Afcon Holdings, Ltd.	794	27,835
*	AFI Properties, Ltd.	4,442	135,175
*	Airport City, Ltd.	5,279	80,092
*	Allot, Ltd.	9,849	112,744
	Alony Hetz Properties & Investments, Ltd.	14,540	175,006
	Alrov Properties and Lodgings, Ltd.	3,102	88,942
	Amot Investments, Ltd.	12,824	72,027
	Arad, Ltd.	1,380	22,256
*	Arko Holdings, Ltd.	109,520	29,601
	Ashtrom Group, Ltd.	17,750	263,753
	Ashtrom Properties, Ltd.	29,798	151,780
	Atreyu Capital Markets, Ltd.	960	16,024
	AudioCodes, Ltd.	5,025	148,863
	AudioCodes, Ltd.	21,723	664,941
*	Avgol Industries 1953, Ltd.	43,315	31,422
*	Azorim-Investment Development & Construction Co., Ltd.	73,084	146,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Azrieli Group, Ltd.	2,157	$127,723
	Bank Hapoalim BM	271,755	1,741,828
	Bank Leumi Le-Israel BM	354,908	1,912,279
	Bayside Land Corp.	295	175,768
	Bet Shemesh Engines Holdings 1997, Ltd.	1,034	23,669
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	176,615
	Big Shopping Centers, Ltd.	1,066	85,278
	Blue Square Real Estate, Ltd.	1,318	60,556
*	Brack Capital Properties NV	528	48,015
	Carasso Motors, Ltd.	23,696	74,041
*	Cellcom Israel, Ltd.	10,729	39,507
*	Cellcom Israel, Ltd.	44,794	164,842
#*	Ceragon Networks, Ltd.	21,364	49,565
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	297,859
#*	Compugen, Ltd.	7,817	115,070
	Danel Adir Yeoshua, Ltd.	1,893	171,643
	Delek Automotive Systems, Ltd.	20,414	107,492
	Delek Group, Ltd.	725	33,002
	Delta-Galil Industries, Ltd.	6,683	119,003
#*	Dor Alon Energy in Israel 1988, Ltd.	4,117	83,268
	Duniec Brothers, Ltd.	1,090	34,668
*	El Al Israel Airlines	501,985	111,789
	Elbit Systems, Ltd.	1,734	235,074
	Elbit Systems, Ltd.	1,367	185,871
#	Electra Consumer Products 1970, Ltd.	8,899	171,019
*	Electra Real Estate, Ltd.	12,365	72,095
	Electra, Ltd.	1,243	570,149
#*	Energix-Renewable Energies, Ltd.	57,549	200,643
*	Enlight Renewable Energy, Ltd.	92,863	114,152
#*	Equital, Ltd.	14,603	363,178
	First International Bank Of Israel, Ltd.	23,524	580,266
	FMS Enterprises Migun, Ltd.	1,604	56,140
	Formula Systems 1985, Ltd.	7,015	468,328
	Fox Wizel, Ltd.	6,677	250,070
	Gilat Satellite Networks, Ltd.	16,184	139,235
	Hadera Paper, Ltd.	2,531	117,656
*	Hamlet Israel-Canada, Ltd.	2,215	38,669
#	Harel Insurance Investments & Financial Services, Ltd.	128,575	827,835
	Hilan, Ltd.	8,673	341,921
	ICL, Ltd.	85,570	298,556
	IDI Insurance Co., Ltd.	4,738	145,648
#	IES Holdings, Ltd.	973	51,223
	Inrom Construction Industries, Ltd.	32,169	118,275
	Isracard, Ltd.	9,596	25,158
#	Israel Canada T.R, Ltd.	43,856	73,382
	Israel Discount Bank, Ltd., Class A	457,267	1,483,517
	Israel Land Development - Urban Renewal, Ltd.	5,866	52,010
	Isras Investment Co., Ltd.	703	130,354
	Issta Lines, Ltd.	2,358	33,303
*	Kamada Ltd.	8,652	64,284
*	Kamada, Ltd.	11,196	85,308
	Kenon Holdings, Ltd.	7,173	145,820
	Kerur Holdings, Ltd.	3,188	95,149
*	Klil Industries, Ltd.	502	37,008
	Levinstein Properties, Ltd.	399	8,667
#	Magic Software Enterprises, Ltd.	17,329	157,981
#	Malam - Team, Ltd.	557	108,866
	Matrix IT, Ltd.	39,848	772,422
#	Maytronics, Ltd.	17,873	134,952

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers, Ltd.	24,600	$58,968
	Mega Or Holdings, Ltd.	5,500	137,999
*	Mehadrin, Ltd.	500	16,118
	Meitav Dash Investments, Ltd.	24,177	57,258
	Melisron, Ltd.	2,107	84,808
	Menora Mivtachim Holdings, Ltd.	25,601	341,717
	Migdal Insurance & Financial Holdings, Ltd.	369,592	236,520
*	Mivne Real Estate KD, Ltd.	55,653	119,545
	Mivtach Shamir Holdings, Ltd.	4,281	74,784
	Mizrahi Tefahot Bank, Ltd.	20,137	412,428
*	Naphtha Israel Petroleum Corp., Ltd.	30,324	156,752
#*	Nawi Brothers, Ltd.	14,571	66,881
	Neto ME Holdings, Ltd.	1,076	61,606
#*	Nice, Ltd., Sponsored ADR	3,145	516,724
*	Nova Measuring Instruments, Ltd.	17,025	681,333
	Novolog, Ltd.	17,929	13,248
#	Oil Refineries, Ltd.	1,076,477	297,492
#	OPC Energy, Ltd.	21,567	167,136
*	Partner Communications Co., Ltd.	56,739	247,405
*	Partner Communications Co., Ltd., ADR	10,082	39,421
	Paz Oil Co., Ltd.	7,818	681,239
*	Perion Network, Ltd.	9,458	47,692
	Phoenix Holdings, Ltd. (The)	98,179	516,309
	Plasson Industries, Ltd.	2,176	81,892
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,088	266,933
#	Scope Metals Group, Ltd.	5,087	102,264
#	Shapir Engineering and Industry, Ltd.	38,765	271,765
#	Shikun & Binui, Ltd.	169,004	701,461
#	Shufersal, Ltd.	84,762	543,994
	Strauss Group, Ltd.	6,285	177,649
	Summit Real Estate Holdings, Ltd.	39,908	498,538
*	Suny Cellular Communication, Ltd.	64,446	20,006
	Tadiran Holdings, Ltd.	1,789	71,801
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	95,738	1,028,226
*	Tower Semiconductor, Ltd.	24,849	477,971
*	Tower Semiconductor, Ltd.	6,141	120,301
	Union Bank of Israel	14,302	66,226
#	Victory Supermarket Chain, Ltd.	3,214	61,663
#	YH Dimri Construction & Development, Ltd.	3,211	97,284

TOTAL ISRAEL			26,314,066

ITALY — (2.7%)
	A2A SpA	1,045,905	1,425,785
	ACEA SpA	30,658	512,435
#*	Aeffe SpA	10,396	12,209
	Amplifon SpA	57,939	1,326,298
	Anima Holding SpA	265,352	939,413
*	Arnoldo Mondadori Editore SpA	116,873	159,019
	Ascopiave SpA	44,888	164,330
	Assicurazioni Generali SpA	69,039	984,953
	Atlantia SpA	32,004	524,651
	Autogrill SpA	66,590	344,883
	Avio SpA	11,111	166,735
	Azimut Holding SpA	61,214	1,043,192
#*	Banca Carige SpA	7,344,616	2,254
	Banca Farmafactoring SpA	91,912	474,598
	Banca Generali SpA	30,586	760,384
	Banca IFIS SpA	19,225	188,023
	Banca Mediolanum SpA	69,854	426,848

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Banca Monte dei Paschi di Siena SpA	246,303	$300,513
	Banca Popolare di Sondrio SCPA	500,781	795,028
#	Banca Profilo SpA	193,938	31,736
	Banca Sistema SpA	36,404	53,022
#*	Banco BPM SpA	1,648,388	2,014,721
	Banco di Desio e della Brianza SpA	23,249	66,662
	BasicNet SpA	22,805	87,044
	BE SpA	54,666	61,106
#	Biesse SpA	15,712	141,942
	BPER Banca	499,818	1,235,717
	Brunello Cucinelli SpA	17,481	563,712
	Buzzi Unicem SpA	25,568	267,192
	Buzzi Unicem SpA	46,805	918,268
	Cairo Communication SpA	78,112	140,875
	Cementir Holding NV	38,268	234,430
	Cerved Group SpA	118,375	806,427
	CIR SpA-Compagnie Industriali	550,557	244,242
*	CNH Industrial NV	149,479	935,020
	Credito Emiliano SpA	62,524	277,139
*	Credito Valtellinese SpA	5,349,741	270,291
*	d’Amico International Shipping SA	298,210	36,546
	Danieli & C Officine Meccaniche SpA	40,409	300,115
#	Danieli & C Officine Meccaniche SpA	14,844	188,673
	Datalogic SpA	11,055	151,683
#	Davide Campari-Milano SpA	35,534	276,183
	De’ Longhi SpA	29,289	529,376
	DeA Capital SpA	70,864	100,561
	DiaSorin SpA	8,531	1,454,721
	El.En. SpA	2,805	58,653
*	Elica SpA	25,575	82,880
	Emak SpA	25,019	16,442
	Enav SpA	26,400	118,318
	Enel SpA	240,535	1,642,959
	Eni SpA	227,356	2,165,867
#	Eni SpA, Sponsored ADR	7,138	134,052
	ERG SpA	40,001	718,706
	Esprinet SpA	40,275	190,281
#*	Eurotech SpA	11,968	79,399
	Falck Renewables SpA	111,405	547,557
	Ferrari NV	8,873	1,386,855
	Fiat Chrysler Automobiles NV	368,536	3,196,658
#	Fiat Chrysler Automobiles NV	340,403	2,930,870
	Fiera Milano SpA	13,383	49,479
#*	Fincantieri SpA	496,459	384,796
	FinecoBank Banca Fineco SpA	93,056	1,036,794
	FNM SpA	128,567	61,085
#	Freni Brembo SpA	92,049	780,878
#*	GEDI Gruppo Editoriale SpA	126,073	63,419
	Gefran SpA	3,892	22,627
#	Geox SpA	37,594	30,056
	Gruppo MutuiOnline SpA	14,143	256,877
*	Guala Closures SpA	15,433	107,971
	Hera SpA	419,479	1,552,801
	Illimity Bank SpA	36,120	242,128
#	IMA Industria Macchine Automatiche SpA	10,127	690,342
*	IMMSI SpA	249,326	98,544
	Infrastrutture Wireless Italiane SpA	14,988	158,632
*	Intek Group SpA	237,868	52,099
	Interpump Group SpA	35,504	1,035,947

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Intesa Sanpaolo SpA	1,496,368	$2,336,584
	Iren SpA	52,935	130,531
	Italgas SpA	123,645	692,761
#	Italmobiliare SpA	10,783	322,699
#*	Juventus Football Club SpA	294,307	291,691
	La Doria SpA	10,357	109,941
	Leonardo SpA	169,678	1,171,811
#*	Maire Tecnimont SpA	148,190	287,508
	MARR SpA	17,413	229,413
	Massimo Zanetti Beverage Group SpA	12,080	47,746
#*	Mediaset SpA	270,865	550,676
	Mediobanca Banca di Credito Finanziario SpA	210,321	1,222,702
	Moncler SpA	21,751	817,987
#*	OVS SpA	257,546	221,973
	Piaggio & C SpA	267,524	613,334
#	Pirelli & C SpA	316,500	1,225,613
	Poste Italiane SpA	21,100	179,495
#	Prima Industrie SpA	3,071	44,709
	Prysmian SpA	68,021	1,283,419
	RAI Way SpA	55,432	298,836
	Recordati SpA	22,386	974,859
	Reno de Medici SpA	128,268	98,691
	Reply SpA	8,935	625,483
	Retelit SpA	66,357	111,715
#	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	52,572
	Sabaf SpA	3,112	37,477
	SAES Getters SpA	1,714	41,493
*	Safilo Group SpA	65,146	48,957
*	Saipem SpA	327,569	840,758
*	Salini Impregilo SpA	112,949	167,197
#	Salvatore Ferragamo SpA	28,649	355,651
	Saras SpA	312,970	295,558
#	Servizi Italia SpA	9,572	29,384
	Sesa SpA	4,033	215,019
	Snam SpA	120,954	542,586
	Societa Cattolica di Assicurazioni SC	119,545	662,317
#*	Sogefi SpA	47,050	44,768
	SOL SpA	20,318	219,564
	Tamburi Investment Partners SpA	61,515	397,897
	Technogym SpA	42,645	315,435
*	Telecom Italia SpA	5,975,301	2,372,843
	Telecom Italia SpA	3,907,957	1,558,607
*	Telecom Italia SpA, Sponsored ADR	15,814	61,951
#	Tenaris SA	10,647	73,668
	Terna Rete Elettrica Nazionale SpA	110,241	690,321
	Tinexta S.p.A.	9,290	123,450
#	Tod’s SpA	7,493	229,445
#	TXT e-solutions SpA	1,302	11,229
#*	UniCredit SpA	476,352	3,678,754
	Unieuro SpA	3,542	30,941
#	Unione di Banche Italiane SpA	1,229,798	3,525,429
	Unipol Gruppo SpA	315,265	1,087,789
	UnipolSai Assicurazioni SpA	181,545	444,994
	Zignago Vetro SpA	14,273	177,351

TOTAL ITALY			74,056,509

JAPAN — (24.9%)
	77 Bank, Ltd. (The)	59,800	797,413
	A&D Co., Ltd.	22,300	154,319

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ABC-Mart, Inc.	2,000	$101,637
	Abist Co., Ltd.	1,400	25,340
	Access Co., Ltd.	15,700	125,585
	Achilles Corp.	14,500	213,917
	Acom Co., Ltd.	38,300	154,741
	AD Works Group Co., Ltd.	43,460	69,251
	Adastria Co., Ltd.	28,560	394,782
	ADEKA Corp.	97,800	1,228,090
	Ad-sol Nissin Corp.	3,200	70,993
	Advan Co., Ltd.	13,700	137,105
	Advanex, Inc.	1,400	17,832
	Advantest Corp.	7,600	368,763
	Adways, Inc.	4,600	11,364
	Aeon Co., Ltd.	53,619	1,079,435
	Aeon Delight Co., Ltd.	9,700	277,809
#	Aeon Fantasy Co., Ltd.	6,700	104,708
	AEON Financial Service Co., Ltd.	77,500	805,942
	Aeon Hokkaido Corp.	14,000	99,924
	Aeon Mall Co., Ltd.	13,600	170,961
#	Aeria, Inc.	24,200	133,092
	AFC-HD AMS Life Science Co., Ltd.	2,600	14,418
	AGC, Inc.	64,700	1,595,512
	Ahresty Corp.	18,500	63,599
	Ai Holdings Corp.	17,900	221,127
	Aica Kogyo Co., Ltd.	5,100	146,964
	Aichi Bank, Ltd. (The)	5,300	154,940
	Aichi Corp.	36,000	241,082
	Aichi Steel Corp.	12,400	331,375
	Aichi Tokei Denki Co., Ltd.	2,200	89,743
	Aida Engineering, Ltd.	57,400	393,983
*	Aiful Corp.	292,800	645,196
	Aigan Co., Ltd.	11,000	21,596
	Ain Holdings, Inc.	10,300	577,774
	Aiphone Co., Ltd.	8,300	117,712
	Air Water, Inc.	92,700	1,249,754
	Airport Facilities Co., Ltd.	20,400	81,440
#	Airtrip Corp.	11,000	98,811
	Aisan Industry Co., Ltd.	39,300	208,398
	Aisin Seiki Co., Ltd.	74,006	2,131,330
#	Aizawa Securities Co., Ltd.	30,200	194,167
	Ajinomoto Co., Inc.	18,700	333,061
	Ajis Co., Ltd.	2,000	45,847
	Akatsuki Corp.	17,800	41,253
	Akatsuki, Inc.	4,000	149,983
*	Akebono Brake Industry Co., Ltd.	53,700	98,173
	Akita Bank, Ltd. (The)	16,600	222,533
	Albis Co., Ltd.	5,800	112,855
	Alconix Corp.	21,900	224,960
	Alfresa Holdings Corp.	15,200	303,109
	Alinco, Inc.	12,100	115,314
	Alpen Co., Ltd.	19,700	302,089
	Alpha Corp.	5,800	48,993
	Alpha Systems, Inc.	4,860	142,594
	Alps Alpine Co., Ltd.	198,748	2,049,951
	Alps Logistics Co., Ltd.	9,000	57,862
	Altech Corp.	9,020	137,742
	Amada Co., Ltd.	199,700	1,805,096
	Amano Corp.	11,600	238,163
	Amiyaki Tei Co., Ltd.	2,800	73,409

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amuse, Inc.	5,900	$122,661
	Anabuki Kosan, Inc.	2,800	38,034
	Anest Iwata Corp.	21,700	167,920
#	Anritsu Corp.	13,000	264,621
	AOI Electronics Co., Ltd.	3,700	74,561
	AOI TYO Holdings, Inc.	13,188	54,262
	AOKI Holdings, Inc.	49,178	298,779
	Aomori Bank, Ltd. (The)	17,800	376,071
	Aoyama Trading Co., Ltd.	49,000	413,945
	Aoyama Zaisan Networks Co., Ltd.	10,600	112,823
	Aozora Bank, Ltd.	71,000	1,263,524
	Apaman Co., Ltd.	5,900	28,066
	Arakawa Chemical Industries, Ltd.	14,800	175,404
	Arata Corp.	9,800	404,743
	Araya Industrial Co., Ltd.	3,700	37,096
	Arcland Sakamoto Co., Ltd.	34,700	330,889
	Arcland Service Holdings Co., Ltd.	11,500	178,436
	Arcs Co., Ltd.	47,089	883,530
#	Arealink Co., Ltd.	11,000	90,230
	Argo Graphics, Inc.	10,200	319,466
	Ariake Japan Co., Ltd.	1,900	109,571
	Arisawa Manufacturing Co., Ltd.	32,700	257,256
	Artnature, Inc.	16,800	105,827
	As One Corp.	2,900	259,066
	Asahi Broadcasting Group Holdings Corp.	8,100	52,187
	Asahi Co., Ltd.	14,600	175,386
	Asahi Diamond Industrial Co., Ltd.	66,100	294,381
	Asahi Group Holdings, Ltd.	15,000	515,780
	Asahi Holdings, Inc.	23,000	519,708
	Asahi Intecc Co., Ltd.	26,800	709,965
	Asahi Kasei Corp.	337,900	2,397,222
#	Asahi Kogyosha Co., Ltd.	3,900	106,752
	Asahi Yukizai Corp.	11,200	134,246
	Asante, Inc.	2,500	33,753
	Asanuma Corp.	8,600	273,336
#	Asax Co., Ltd.	1,800	10,268
	Ashimori Industry Co., Ltd.	4,300	33,802
	Asia Pile Holdings Corp.	31,700	122,994
#	Asics Corp.	97,500	924,531
	ASKA Pharmaceutical Co., Ltd.	24,000	248,146
	ASKUL Corp.	8,100	231,264
	Astellas Pharma, Inc.	44,800	740,954
#*	Asti Corp.	4,000	48,936
#	Asukanet Co., Ltd.	3,500	33,428
	Ateam, Inc.	11,100	72,786
	Atom Corp.	45,000	351,723
#*	Atrae, Inc.	4,000	95,137
	Atsugi Co., Ltd.	11,900	68,365
	Autobacs Seven Co., Ltd.	39,500	461,261
	Avant Corp.	7,900	63,710
	Avantia Co., Ltd.	10,700	66,665
	Avex, Inc.	28,100	212,690
	Awa Bank, Ltd. (The)	36,200	787,643
	Axell Corp.	5,600	36,821
	Axial Retailing, Inc.	11,600	440,217
	Azbil Corp.	6,400	168,314
	Bandai Namco Holdings, Inc.	12,400	619,584
	Bando Chemical Industries, Ltd.	30,100	179,246
	Bank of Iwate, Ltd. (The)	16,200	378,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Kochi, Ltd. (The)	5,900	$39,435
	Bank of Kyoto, Ltd. (The)	32,200	1,102,153
#	Bank of Nagoya, Ltd. (The)	11,500	241,335
	Bank of Okinawa, Ltd. (The)	21,300	631,218
	Bank of Saga, Ltd. (The)	14,600	151,163
	Bank of the Ryukyus, Ltd.	46,500	434,076
	Bank of Toyama, Ltd. (The)	2,200	44,831
	Baroque Japan, Ltd.	11,300	60,640
	BayCurrent Consulting, Inc.	6,500	368,346
	Beenos, Inc.	11,800	109,902
	Belc Co., Ltd.	5,400	315,135
	Bell System24 Holdings, Inc.	23,900	282,851
	Belluna Co., Ltd.	58,400	272,819
	Benefit One, Inc.	16,200	284,406
	Benesse Holdings, Inc.	16,000	455,638
	BeNEXT Group, Inc.	23,100	144,315
*	Bengo4.com, Inc.	2,100	132,824
	Bic Camera, Inc.	16,800	155,530
	Biofermin Pharmaceutical Co., Ltd.	3,000	63,870
	B-Lot Co., Ltd.	1,400	7,779
	BML, Inc.	4,300	110,311
#	Bookoff Group Holdings, Ltd.	5,700	41,595
	Bourbon Corp.	2,300	38,210
	BP Castrol K.K.	5,100	53,363
*	BrainPad, Inc.	3,200	156,656
	Bridgestone Corp.	40,500	1,260,656
	Broadleaf Co., Ltd.	67,700	313,373
#*	Broadmedia Corp.	119,000	87,998
#	BRONCO BILLY Co., Ltd.	6,200	118,415
	Brother Industries, Ltd.	54,000	915,219
	Bunka Shutter Co., Ltd.	65,800	480,377
	C Uyemura & Co., Ltd.	3,400	186,904
	CAC Holdings Corp.	12,800	128,292
	Calbee, Inc.	10,000	302,576
	Can Do Co., Ltd.	7,200	127,490
	Canon Electronics, Inc.	23,400	342,704
	Canon Marketing Japan, Inc.	10,200	196,316
#	Canon, Inc., Sponsored ADR	24,859	524,773
	Canon, Inc.	27,200	572,156
	Capcom Co., Ltd.	10,200	312,655
	Career Design Center Co., Ltd.	1,900	14,941
	Carlit Holdings Co., Ltd.	13,800	64,178
	Casa, Inc.	2,500	25,391
	Casio Computer Co., Ltd.	22,800	359,826
	Cawachi, Ltd.	17,100	404,351
	Central Automotive Products, Ltd.	8,800	148,172
	Central Glass Co., Ltd.	43,000	736,948
	Central Security Patrols Co., Ltd.	8,600	348,038
	Central Sports Co., Ltd.	5,900	121,269
*	Change, Inc.	4,100	158,838
	Charm Care Corp. KK	7,500	57,181
	Chiba Bank, Ltd. (The)	133,500	619,442
	Chiba Kogyo Bank, Ltd. (The)	33,300	72,532
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	165,917
	CHIMNEY Co., Ltd.	2,100	31,587
	Chino Corp.	5,900	69,270
	Chiyoda Co., Ltd.	21,400	205,002
	Chiyoda Integre Co., Ltd.	7,100	115,582
	Chodai Co., Ltd.	4,600	35,644

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chofu Seisakusho Co., Ltd.	17,700	$387,520
	Chori Co., Ltd.	10,800	168,758
	Chubu Shiryo Co., Ltd.	20,800	318,850
	Chudenko Corp.	33,500	677,431
	Chuetsu Pulp & Paper Co., Ltd.	21,989	275,534
*	Chugai Mining Co., Ltd.	36,200	5,344
	Chugai Ro Co., Ltd.	5,500	78,942
#	Chugoku Bank, Ltd. (The)	125,900	1,159,289
	Chugoku Marine Paints, Ltd.	32,800	250,808
	Chukyo Bank, Ltd. (The)	9,100	177,795
	Chuo Spring Co., Ltd.	1,300	32,923
	CI Takiron Corp.	50,900	276,719
	Citizen Watch Co., Ltd.	315,600	1,113,862
	CK-San-Etsu Co., Ltd.	3,400	90,260
	Cleanup Corp.	21,000	100,862
	CMIC Holdings Co., Ltd.	10,300	148,294
*	CMK Corp.	63,100	243,524
	Coca-Cola Bottlers Japan Holdings, Inc.	27,204	487,108
	cocokara fine, Inc.	5,800	273,535
	Colowide Co., Ltd.	29,600	407,623
	Computer Engineering & Consulting, Ltd.	23,000	351,865
	Computer Institute of Japan, Ltd.	8,700	61,443
#	COMSYS Holdings Corp.	36,959	1,016,288
	Comture Corp.	9,700	195,301
	Concordia Financial Group, Ltd.	253,638	777,140
	CONEXIO Corp.	12,800	172,157
	Corona Corp.	11,100	98,450
	Cosel Co., Ltd.	18,300	153,151
	Cosmo Energy Holdings Co., Ltd.	66,600	1,000,528
	Cosmos Initia Co., Ltd.	11,300	41,346
	Cosmos Pharmaceutical Corp.	1,000	267,689
#	Cota Co., Ltd.	5,070	57,855
	Create Medic Co., Ltd.	6,400	64,462
#	Create Restaurants Holdings, Inc.	42,800	236,069
	Create SD Holdings Co., Ltd.	10,800	307,727
#	Credit Saison Co., Ltd.	141,900	1,611,579
	Creek & River Co., Ltd.	5,400	44,633
	Cresco, Ltd.	6,600	84,882
	Cross Plus, Inc.	1,400	6,071
	CTI Engineering Co., Ltd.	15,500	250,665
*	Curves Holdings Co., Ltd.	22,000	105,372
	CyberAgent, Inc.	7,400	310,696
	Cybernet Systems Co., Ltd.	9,300	53,725
#*	Cyberstep, Inc.	4,600	55,746
	Cybozu, Inc.	9,800	189,769
	Dai Nippon Printing Co., Ltd.	57,000	1,201,794
	Dai Nippon Toryo Co., Ltd.	19,200	164,054
	Daibiru Corp.	6,300	57,649
	Daicel Corp.	166,600	1,352,363
	Dai-Dan Co., Ltd.	8,100	202,536
	Daido Kogyo Co., Ltd.	8,100	46,969
	Daido Metal Co., Ltd.	54,800	273,577
	Daido Steel Co., Ltd.	31,100	1,027,095
	Daidoh, Ltd.	21,700	40,011
	Daifuku Co., Ltd.	11,300	790,783
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	59,259
	Daihen Corp.	11,900	338,815
	Daiho Corp.	19,600	410,315
	Dai-Ichi Cutter Kogyo K.K.	2,500	37,604

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co., Ltd.	9,600	$324,572
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	117,652
	Dai-ichi Life Holdings, Inc.	103,300	1,294,578
	Dai-ichi Seiko Co., Ltd.	5,700	120,906
	Daiichikosho Co., Ltd.	20,500	615,291
	Daiken Corp.	11,700	173,978
	Daiken Medical Co., Ltd.	6,000	36,079
#	Daiki Aluminium Industry Co., Ltd.	30,400	161,364
	Daikin Industries, Ltd.	9,100	1,167,811
	Daikoku Denki Co., Ltd.	6,700	72,500
	Daikokutenbussan Co., Ltd.	5,400	221,349
	Daikyonishikawa Corp.	39,200	194,179
	Dainichi Co., Ltd.	5,100	31,856
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	238,402
#	Daio Paper Corp.	49,000	668,599
	Daiseki Co., Ltd.	9,500	209,879
	Daishi Hokuetsu Financial Group, Inc.	41,100	893,103
	Daishinku Corp.	8,000	126,688
	Daisue Construction Co., Ltd.	7,600	52,017
	Daito Bank, Ltd. (The)	5,000	26,662
	Daito Pharmaceutical Co., Ltd.	10,160	342,008
	Daito Trust Construction Co., Ltd.	5,300	503,953
	Daitron Co., Ltd.	5,900	80,467
	Daiwa House Industry Co., Ltd.	44,600	1,130,178
	Daiwa Industries, Ltd.	28,100	241,204
	Daiwa Securities Group, Inc.	356,847	1,483,924
	Daiwabo Holdings Co., Ltd.	19,000	1,170,495
	DCM Holdings Co., Ltd.	121,100	1,183,284
	DD Holdings Co., Ltd.	9,800	71,767
	Delica Foods Holdings Co., Ltd.	4,800	27,376
	DeNA Co., Ltd.	18,300	225,275
#	Denka Co., Ltd.	72,100	1,741,919
	Denki Kogyo Co., Ltd.	12,300	283,803
#	Densan System Co., Ltd.	6,000	139,916
	Denso Corp.	43,500	1,529,101
	Dentsu Group, Inc.	53,500	1,117,286
	Denyo Co., Ltd.	18,900	355,838
*	Descente, Ltd.	16,000	213,036
	Dexerials Corp.	55,600	365,094
	DIC Corp.	71,000	1,648,797
	Digital Arts, Inc.	6,600	397,549
	Digital Garage, Inc.	10,300	369,038
	Digital Hearts Holdings Co., Ltd.	7,100	50,532
	Digital Information Technologies Corp.	3,400	41,239
	Dip Corp.	14,800	315,867
	Disco Corp.	300	66,994
	DKK-Toa Corp.	1,800	14,581
#	DKS Co., Ltd.	7,000	295,004
	DMG Mori Co., Ltd.	70,500	720,840
	Doshisha Co., Ltd.	22,700	279,286
#	Double Standard, Inc.	1,300	48,930
	Doutor Nichires Holdings Co., Ltd.	35,900	543,304
	Dowa Holdings Co., Ltd.	54,700	1,512,896
	DSB Co., Ltd.	10,500	62,926
	DTS Corp.	28,600	548,144
	Duskin Co., Ltd.	13,000	335,934
#	Dvx, Inc.	4,600	38,960
#	DyDo Group Holdings, Inc.	12,400	490,245
#	Dynic Corp.	4,600	31,955

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co., Ltd.	31,000	$195,000
	Earth Corp.	1,900	110,208
	Ebara Corp.	97,400	2,147,327
	Ebara Foods Industry, Inc.	3,800	77,203
	Ebara Jitsugyo Co., Ltd.	5,300	110,486
#	Eco’s Co., Ltd.	8,100	144,847
	EDION Corp.	99,300	863,142
	EF-ON, Inc.	12,000	54,966
#	eGuarantee, Inc.	13,700	240,673
	E-Guardian, Inc.	4,100	67,931
	Ehime Bank, Ltd. (The)	30,800	312,401
	Eidai Co., Ltd.	18,000	47,213
	Eiken Chemical Co., Ltd.	5,200	90,552
	Eisai Co., Ltd.	1,400	97,735
	Eizo Corp.	18,400	551,819
	Elan Corp.	8,700	137,772
	Elecom Co., Ltd.	11,000	433,798
	Elematec Corp.	13,748	104,516
	Endo Lighting Corp.	18,100	97,303
	Enigmo, Inc.	11,800	102,093
	en-japan, Inc.	16,500	363,714
	Enomoto Co., Ltd.	5,700	51,898
	Enplas Corp.	12,100	254,037
#	Enshu, Ltd.	3,100	27,176
	EPS Holdings, Inc.	23,300	242,325
	eRex Co., Ltd.	8,000	111,449
	ES-Con Japan, Ltd.	27,400	184,322
	Eslead Corp.	5,900	74,038
	ESPEC Corp.	13,200	211,134
	Exedy Corp.	33,300	536,533
	Ezaki Glico Co., Ltd.	3,000	131,760
	F&M Co., Ltd.	3,000	33,016
	Faith, Inc.	5,500	32,408
	FALCO HOLDINGS Co., Ltd.	5,600	82,873
	FamilyMart Co., Ltd.	41,276	699,943
	FAN Communications, Inc.	40,500	170,175
#	Fancl Corp.	6,000	143,839
	FANUC Corp.	4,000	652,853
	FCC Co., Ltd.	41,500	590,469
*	FDK Corp.	3,900	18,409
	Feed One Co., Ltd.	140,640	219,245
	Felissimo Corp.	2,400	22,042
	Fenwal Controls of Japan, Ltd.	3,400	34,227
#	Ferrotec Holdings Corp.	54,200	325,563
*	FFRI, Inc.	1,700	33,118
*	Fibergate, Inc.	5,700	66,846
	FIDEA Holdings Co., Ltd.	150,200	150,125
	Fields Corp.	16,000	48,891
#	Financial Products Group Co., Ltd.	60,800	288,420
	FINDEX, Inc.	6,400	50,179
*	First Baking Co., Ltd.	400	3,394
	First Bank of Toyama, Ltd. (The)	24,200	60,223
*	First Brothers Co., Ltd.	4,800	28,834
#	First Juken Co., Ltd.	7,900	69,473
	Fixstars Corp.	13,800	138,439
#	FJ Next Co., Ltd.	21,800	165,151
	Foster Electric Co., Ltd.	26,100	283,854
	FP Corp.	9,200	693,999
	France Bed Holdings Co., Ltd.	20,000	163,428

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Freebit Co., Ltd.	8,100	$55,863
	Freund Corp.	5,300	28,598
	F-Tech, Inc.	11,900	51,349
	FTGroup Co., Ltd.	6,300	67,782
	Fudo Tetra Corp.	19,100	238,570
	Fuji Co., Ltd.	21,400	341,783
#	Fuji Corp.	40,600	679,777
#	Fuji Corp.	4,500	74,216
	Fuji Corp., Ltd.	24,700	116,430
#	Fuji Die Co., Ltd.	7,300	40,128
	Fuji Electric Co., Ltd.	64,000	1,526,552
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	6,057
	Fuji Kosan Co., Ltd.	100	379
	Fuji Kyuko Co., Ltd.	10,900	314,506
	Fuji Media Holdings, Inc.	30,200	299,993
	Fuji Oil Co., Ltd.	69,900	119,701
#	Fuji Oil Holdings, Inc.	12,700	296,287
	Fuji Pharma Co., Ltd.	9,200	99,340
	Fuji Seal International, Inc.	41,600	722,132
	Fuji Soft, Inc.	6,200	218,245
	Fujibo Holdings, Inc.	8,300	221,906
	Fujicco Co., Ltd.	7,100	127,624
	FUJIFILM Holdings Corp.	20,300	966,941
	Fujikura Composites, Inc.	14,600	49,395
	Fujikura Kasei Co., Ltd.	21,300	98,258
	Fujikura, Ltd.	285,900	840,591
	Fujimori Kogyo Co., Ltd.	19,000	558,992
#	Fujio Food System Co., Ltd.	8,400	102,797
	Fujisash Co., Ltd.	77,900	47,217
	Fujishoji Co., Ltd.	4,500	27,417
#	Fujita Kanko, Inc.	10,399	167,633
	Fujitec Co., Ltd.	28,700	409,391
	Fujitsu Frontech, Ltd.	8,400	83,695
	Fujitsu General, Ltd.	9,300	153,972
	Fujitsu, Ltd.	7,500	728,613
	Fujiya Co., Ltd.	5,800	108,876
	FuKoKu Co., Ltd.	9,000	49,438
	Fukuda Corp.	5,300	203,953
	Fukuda Denshi Co., Ltd.	3,000	213,912
	Fukui Bank, Ltd. (The)	18,300	268,114
	Fukui Computer Holdings, Inc.	6,100	163,359
	Fukuoka Financial Group, Inc.	103,908	1,484,487
#	Fukushima Bank, Ltd. (The)	26,500	40,296
	Fukushima Galilei Co., Ltd.	6,000	176,493
	Fukuyama Transporting Co., Ltd.	21,723	752,807
	FULLCAST Holdings Co., Ltd.	10,900	138,041
*	Funai Electric Co., Ltd.	11,400	47,156
	Funai Soken Holdings, Inc.	17,460	372,056
	Furukawa Battery Co., Ltd. (The)	10,900	55,974
	Furukawa Co., Ltd.	34,100	348,547
	Furukawa Electric Co., Ltd.	79,000	1,486,986
	Furuno Electric Co., Ltd.	28,000	208,342
	Furusato Industries, Ltd.	8,000	104,938
	Furyu Corp.	10,100	77,555
	Fuso Chemical Co., Ltd.	14,000	414,634
	Fuso Pharmaceutical Industries, Ltd.	6,500	130,681
	Futaba Corp.	33,600	313,717
	Futaba Industrial Co., Ltd.	73,600	349,874
	Future Corp.	14,600	193,179

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co., Ltd.	23,500	$1,174,983
	G-7 Holdings, Inc.	9,000	195,561
	Gakken Holdings Co., Ltd.	8,900	146,447
	Gakkyusha Co., Ltd.	3,300	33,662
	Gakujo Co., Ltd.	2,500	26,187
	GCA Corp.	28,200	169,862
	Gecoss Corp.	13,700	110,433
	Genki Sushi Co., Ltd.	5,300	114,876
	Genky DrugStores Co., Ltd.	8,400	191,438
#	Geo Holdings Corp.	38,300	501,427
	Geostr Corp.	11,800	36,374
#	Gfoot Co., Ltd.	7,500	30,142
	Giken, Ltd.	5,900	215,487
#	GL Sciences, Inc.	7,000	65,711
	GLOBERIDE, Inc.	8,000	142,666
	Glory, Ltd.	47,500	1,067,525
#	Glosel Co., Ltd.	15,700	62,540
	GMO Cloud K.K.	3,300	97,226
	GMO Financial Holdings, Inc.	5,200	26,212
	GMO internet, Inc.	21,600	470,147
	GMO Payment Gateway, Inc.	5,600	499,236
	Godo Steel, Ltd.	10,300	193,768
#	Gokurakuyu Holdings Co., Ltd.	7,600	26,480
	Goldcrest Co., Ltd.	19,090	287,974
#	Goldwin, Inc.	3,400	183,046
	Golf Digest Online, Inc.	5,700	25,905
#	Good Com Asset Co., Ltd.	3,700	51,428
*	Grace Technology, Inc.	5,900	162,709
	Grandy House Corp.	13,500	41,425
	Gree, Inc.	103,800	408,069
	GS Yuasa Corp.	66,700	947,851
	GSI Creos Corp.	4,600	44,264
	G-Tekt Corp.	25,000	255,717
	Gun-Ei Chemical Industry Co., Ltd.	3,400	81,121
	GungHo Online Entertainment, Inc.	25,670	398,080
	Gunma Bank, Ltd. (The)	372,300	1,191,976
	Gunze, Ltd.	18,000	610,164
	Gurunavi, Inc.	24,700	131,691
	H2O Retailing Corp.	100,499	788,236
#	HABA Laboratories, Inc.	1,100	42,175
	Hachijuni Bank, Ltd. (The)	254,700	909,496
	Hagihara Industries, Inc.	9,400	115,899
	Hagiwara Electric Holdings Co., Ltd.	5,800	111,319
	Hakudo Co., Ltd.	4,400	50,437
	Hakuhodo DY Holdings, Inc.	26,300	291,351
	Hakuto Co., Ltd.	9,300	84,352
	Halows Co., Ltd.	6,000	166,794
	Hamakyorex Co., Ltd.	15,800	431,890
	Hamamatsu Photonics KK	1,400	61,193
	Hamee Corp.	3,600	43,472
#	Handsman Co., Ltd.	4,200	48,313
	Hankyu Hanshin Holdings, Inc.	20,700	708,206
	Hanwa Co., Ltd.	37,600	597,316
	Happinet Corp.	19,600	193,151
	Harada Industry Co., Ltd.	6,600	51,085
	Hard Off Corp. Co., Ltd.	9,900	61,471
	Harima Chemicals Group, Inc.	12,200	116,448
	Haruyama Holdings, Inc.	3,900	26,703
	Haseko Corp.	187,700	2,037,784

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hayashikane Sangyo Co., Ltd.	5,400	$28,412
	Hazama Ando Corp.	161,450	1,005,469
	Heian Ceremony Service Co., Ltd.	1,300	9,974
	Heiwa Corp.	40,900	688,675
	Heiwa Real Estate Co., Ltd.	2,500	67,127
	Heiwado Co., Ltd.	32,900	560,706
	Helios Techno Holding Co., Ltd.	14,900	46,197
#*	Heroz, Inc.	3,300	103,969
	Hibino Corp.	2,900	44,648
	Hibiya Engineering, Ltd.	16,700	287,085
	Hiday Hidaka Corp.	19,890	306,815
	Hikari Tsushin, Inc.	2,300	445,119
	HI-LEX Corp.	16,600	179,460
	Himaraya Co., Ltd.	1,900	12,943
	Hino Motors, Ltd.	264,100	1,571,059
	Hioki EE Corp.	5,000	142,305
	Hirakawa Hewtech Corp.	8,800	83,109
#*	Hiramatsu, Inc.	19,100	25,620
#	Hirano Tecseed Co., Ltd.	7,700	81,109
	Hirose Electric Co., Ltd.	1,200	131,756
#	Hiroshima Bank, Ltd. (The)	261,300	1,085,672
#	Hiroshima Gas Co., Ltd.	16,700	55,999
	HIS Co., Ltd.	31,100	409,498
	Hisaka Works, Ltd.	21,000	144,056
	Hisamitsu Pharmaceutical Co., Inc.	2,300	108,366
	Hitachi Capital Corp.	51,700	999,907
	Hitachi Construction Machinery Co., Ltd.	26,400	619,403
	Hitachi Metals, Ltd.	5,310	51,166
	Hitachi Transport System, Ltd.	25,100	609,209
	Hitachi Zosen Corp.	190,240	629,446
	Hitachi, Ltd.	91,700	2,721,603
	Hitachi, Ltd., ADR	303	18,001
	Hito Communications Holdings, Inc.	3,700	33,381
	Hochiki Corp.	9,500	124,582
#	Hodogaya Chemical Co., Ltd.	8,600	278,776
	Hogy Medical Co., Ltd.	10,400	325,201
	Hokkaido Electric Power Co., Inc.	50,900	194,790
	Hokkaido Gas Co., Ltd.	2,400	35,030
	Hokkan Holdings, Ltd.	6,900	97,717
	Hokko Chemical Industry Co., Ltd.	20,000	104,109
	Hokkoku Bank, Ltd. (The)	20,900	621,210
	Hokuetsu Corp.	137,100	541,416
	Hokuetsu Industries Co., Ltd.	17,000	157,643
#	Hokuhoku Financial Group, Inc.	132,600	1,077,406
#	Hokuriku Electric Industry Co., Ltd.	6,200	54,313
#	Hokuriku Electric Power Co.	44,700	301,269
	Hokuriku Electrical Construction Co., Ltd.	11,000	101,607
	Hokuto Corp.	16,500	295,571
	Honda Motor Co., Ltd., Sponsored ADR	23,840	573,352
	Honda Motor Co., Ltd.	181,235	4,401,139
	Honda Tsushin Kogyo Co., Ltd.	10,000	37,078
	H-One Co., Ltd.	17,400	85,247
	Honeys Holdings Co., Ltd.	16,670	169,167
	Honshu Chemical Industry Co., Ltd.	3,200	31,095
#	Hoosiers Holdings	29,600	166,902
	Horiba, Ltd.	11,400	603,214
	Hoshizaki Corp.	2,800	213,379
	Hosiden Corp.	58,000	494,970
#	Hosokawa Micron Corp.	7,500	341,422

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hotland Co., Ltd.	3,200	$30,144
	House Do Co., Ltd.	8,400	62,062
	House Foods Group, Inc.	3,300	103,933
#	Howa Machinery, Ltd.	12,800	94,725
	Hulic Co., Ltd.	34,167	337,910
	Hurxley Corp.	2,400	22,871
	Hyakugo Bank, Ltd. (The)	219,700	637,269
	Hyakujushi Bank, Ltd. (The)	24,500	435,818
	Ibiden Co., Ltd.	31,600	807,696
#	IBJ, Inc.	10,700	68,111
	Ichibanya Co., Ltd.	6,434	267,252
	Ichigo, Inc.	252,100	645,575
	Ichiken Co., Ltd.	5,400	61,483
	Ichikoh Industries, Ltd.	36,000	159,163
	Ichinen Holdings Co., Ltd.	25,400	263,749
	Ichiyoshi Securities Co., Ltd.	45,800	191,763
	Icom, Inc.	11,100	273,467
	IDEA Consultants, Inc.	3,900	50,195
	Idec Corp.	28,400	415,706
	Idemitsu Kosan Co., Ltd.	70,826	1,609,380
	IDOM, Inc.	67,000	268,205
	IHI Corp.	140,800	1,745,166
	Iida Group Holdings Co., Ltd.	17,420	231,381
	Iino Kaiun Kaisha, Ltd.	95,400	283,820
#	IJTT Co., Ltd.	17,000	69,888
	Ikegami Tsushinki Co., Ltd.	5,800	44,310
	Imagica Group, Inc.	11,000	36,871
	Imasen Electric Industrial	13,500	94,304
#	Imuraya Group Co., Ltd.	1,700	29,816
	Inaba Denki Sangyo Co., Ltd.	27,200	575,435
	Inaba Seisakusho Co., Ltd.	7,400	89,784
	Inabata & Co., Ltd.	48,600	539,052
	Inageya Co., Ltd.	4,000	64,190
	Ines Corp.	16,800	220,278
	I-Net Corp.	10,100	140,595
	Infocom Corp.	17,600	421,434
	Infomart Corp.	92,000	635,228
	Information Services International-Dentsu, Ltd.	8,500	360,670
	Innotech Corp.	12,900	106,084
	Inpex Corp.	617,500	3,986,019
#	Insource Co., Ltd.	6,000	131,581
	Intage Holdings, Inc.	26,600	190,302
#	Intelligent Wave, Inc.	2,400	12,814
	Inter Action Corp.	7,600	166,096
	Internet Initiative Japan, Inc.	20,400	697,304
	Inui Global Logistics Co., Ltd.	12,995	142,473
	I-O Data Device, Inc.	6,200	52,593
	IR Japan Holdings, Ltd.	4,000	239,373
	Iriso Electronics Co., Ltd.	6,900	192,278
#	I’rom Group Co., Ltd.	2,900	36,026
	Ise Chemicals Corp.	1,400	38,260
	Iseki & Co., Ltd.	14,900	164,187
	Isetan Mitsukoshi Holdings, Ltd.	186,500	1,134,561
#	Ishihara Chemical Co., Ltd.	4,800	83,866
	Ishihara Sangyo Kaisha, Ltd.	43,100	256,244
	Ishii Iron Works Co., Ltd.	1,900	44,034
	Ishizuka Glass Co., Ltd.	1,800	36,238
*	Istyle, Inc.	2,400	5,305
	Isuzu Motors, Ltd.	202,800	1,541,189

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itfor, Inc.	18,800	$115,944
	ITmedia, Inc.	2,100	19,022
	Ito En, Ltd.	6,600	366,643
#	ITOCHU Corp.	72,400	1,419,410
	Itochu Enex Co., Ltd.	66,100	490,779
	Itochu Techno-Solutions Corp.	4,600	140,551
	Itochu-Shokuhin Co., Ltd.	4,300	189,213
	Itoham Yonekyu Holdings, Inc.	137,078	795,262
	Itoki Corp.	33,553	101,328
	IwaiCosmo Holdings, Inc.	23,100	202,544
	Iwaki & Co., Ltd.	28,400	113,973
	Iwasaki Electric Co., Ltd.	6,400	79,651
	Iwatani Corp.	29,900	1,021,449
*	Iwatsu Electric Co., Ltd.	6,100	47,877
	Iwatsuka Confectionery Co., Ltd.	1,100	33,110
#	Iyo Bank, Ltd. (The)	252,182	1,350,998
	Izumi Co., Ltd.	24,100	705,467
	J Front Retailing Co., Ltd.	151,500	1,235,943
	J Trust Co., Ltd.	82,700	160,493
	JAC Recruitment Co., Ltd.	13,700	143,499
	Jaccs Co., Ltd.	23,600	391,789
	Jafco Co., Ltd.	33,300	1,066,731
#*	Jalux, Inc.	5,400	78,043
	Jamco Corp.	10,200	61,972
	Janome Sewing Machine Co., Ltd.	17,000	61,112
	Japan Airlines Co., Ltd.	66,300	1,182,645
	Japan Airport Terminal Co., Ltd.	5,800	235,203
	Japan Asia Group, Ltd.	16,900	37,004
*	Japan Asia Investment Co., Ltd.	16,300	31,622
*	Japan Asset Marketing Co., Ltd.	24,500	20,648
	Japan Aviation Electronics Industry, Ltd.	47,200	612,312
	Japan Best Rescue System Co., Ltd.	13,900	98,276
	Japan Cash Machine Co., Ltd.	13,100	66,783
#*	Japan Display, Inc.	1,263,600	510,530
	Japan Electronic Materials Corp.	7,300	63,213
	Japan Elevator Service Holdings Co., Ltd.	9,100	231,436
	Japan Exchange Group, Inc.	40,300	749,597
	Japan Foundation Engineering Co., Ltd.	16,100	61,694
#	Japan Investment Adviser Co., Ltd.	6,100	40,084
	Japan Lifeline Co., Ltd.	29,900	351,626
	Japan Material Co., Ltd.	27,000	390,859
	Japan Medical Dynamic Marketing, Inc.	9,600	139,820
	Japan Oil Transportation Co., Ltd.	2,900	80,603
	Japan Petroleum Exploration Co., Ltd.	10,700	183,906
	Japan Post Holdings Co., Ltd.	150,800	1,206,232
	Japan Property Management Center Co., Ltd.	6,200	58,428
	Japan Pulp & Paper Co., Ltd.	12,600	418,895
	Japan Securities Finance Co., Ltd.	94,200	443,337
	Japan Steel Works, Ltd. (The)	65,900	809,041
	Japan Tobacco, Inc.	41,600	774,719
	Japan Transcity Corp.	33,400	152,559
	Japan Wool Textile Co., Ltd. (The)	52,200	457,474
	Jastec Co., Ltd.	4,700	48,758
	JBCC Holdings, Inc.	13,300	235,127
	JCR Pharmaceuticals Co., Ltd.	700	67,049
	JCU Corp.	18,600	435,107
	Jeol, Ltd.	16,500	487,871
	JFE Holdings, Inc.	58,660	389,270
	JGC Holdings Corp.	130,500	1,260,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	JIG-SAW, Inc.	1,400	$66,969
	Jimoto Holdings, Inc.	125,900	112,628
	JINS Holdings, Inc.	6,400	337,590
	JK Holdings Co., Ltd.	14,300	99,990
	JM Holdings Co., Ltd.	7,200	176,158
	JMS Co., Ltd.	16,700	130,171
	Joban Kosan Co., Ltd.	4,900	59,194
	J-Oil Mills, Inc.	10,700	408,446
	Joshin Denki Co., Ltd.	21,000	407,144
	Joyful Honda Co., Ltd.	2,900	35,309
	JP-Holdings, Inc.	22,600	56,589
	JSP Corp.	17,400	224,596
	JSR Corp.	3,100	58,314
	JTEKT Corp.	169,400	1,240,946
	Juki Corp.	28,800	157,905
	Juroku Bank, Ltd. (The)	31,700	556,884
	Justsystems Corp.	3,700	226,263
	JVCKenwood Corp.	176,870	281,127
	JXTG Holdings, Inc.	406,870	1,442,501
	K&O Energy Group, Inc.	9,900	145,496
	Kadokawa Corp.	37,477	538,822
	Kaga Electronics Co., Ltd.	20,500	370,698
	Kagome Co., Ltd.	6,600	168,549
	Kajima Corp.	159,721	1,659,629
#	Kakaku.com, Inc.	8,800	179,567
	Kaken Pharmaceutical Co., Ltd.	10,700	588,944
	Kakiyasu Honten Co., Ltd.	5,200	110,718
	Kamakura Shinsho, Ltd.	11,300	112,654
	Kameda Seika Co., Ltd.	4,100	196,617
	Kamei Corp.	18,600	182,218
	Kamigumi Co., Ltd.	63,200	1,112,664
	Kanaden Corp.	12,000	138,251
	Kanagawa Chuo Kotsu Co., Ltd.	4,600	173,042
	Kanamic Network Co., Ltd.	14,700	93,750
	Kanamoto Co., Ltd.	36,500	707,790
	Kandenko Co., Ltd.	110,700	926,343
	Kaneka Corp.	56,000	1,448,455
	Kaneko Seeds Co., Ltd.	2,400	32,954
	Kanematsu Corp.	90,800	895,095
	Kanematsu Electronics, Ltd.	8,300	281,465
	Kansai Mirai Financial Group, Inc.	108,032	363,219
	Kansai Paint Co., Ltd.	5,500	104,470
	Kansai Super Market, Ltd.	11,100	116,804
	Kanto Denka Kogyo Co., Ltd.	44,900	356,945
	Kappa Create Co., Ltd.	10,500	129,083
	Kasai Kogyo Co., Ltd.	29,900	138,959
	Katakura & Co-op Agri Corp.	3,200	34,650
	Katakura Industries Co., Ltd.	26,800	257,813
	Kato Sangyo Co., Ltd.	5,300	179,776
	Kato Works Co., Ltd.	7,000	79,767
	KAWADA TECHNOLOGIES, Inc.	3,800	177,345
#	Kawagishi Bridge Works Co., Ltd.	1,600	31,249
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	126,200
#	Kawasaki Heavy Industries, Ltd.	131,800	1,991,506
*	Kawasaki Kisen Kaisha, Ltd.	95,799	942,490
	Kawasumi Laboratories, Inc.	11,600	98,787
	KDDI Corp.	78,300	2,267,902
	Keihan Holdings Co., Ltd.	15,200	683,175
	Keihin Co., Ltd.	3,500	41,192

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keihin Corp.	45,700	$1,090,098
	Keiyo Bank, Ltd. (The)	95,900	467,396
	Keiyo Co., Ltd.	32,600	174,089
	KEL Corp.	4,100	29,848
	Kenedix, Inc.	149,300	674,673
	Kenko Mayonnaise Co., Ltd.	7,800	143,355
	Kewpie Corp.	18,300	363,404
	KFC Holdings Japan, Ltd.	12,500	301,170
	KH Neochem Co., Ltd.	31,200	539,005
#	Kimoto Co., Ltd.	28,900	37,427
#	Kimura Chemical Plants Co., Ltd.	18,500	72,600
	Kimura Unity Co., Ltd.	2,800	25,327
	Kinden Corp.	79,200	1,274,414
	King Co., Ltd.	4,400	19,286
#*	Kinki Sharyo Co., Ltd. (The)	4,300	44,279
	Kintetsu Department Store Co., Ltd.	5,700	137,520
	Kintetsu World Express, Inc.	39,300	572,041
	Kirin Holdings Co., Ltd.	25,580	493,649
#	Kirindo Holdings Co., Ltd.	5,300	104,274
	Kissei Pharmaceutical Co., Ltd.	29,600	701,850
	Ki-Star Real Estate Co., Ltd.	9,100	90,806
	Kitagawa Corp.	8,200	115,747
	Kita-Nippon Bank, Ltd. (The)	5,600	100,635
	Kitano Construction Corp.	3,200	77,145
#	Kitanotatsujin Corp.	24,800	117,810
	Kito Corp.	24,400	247,051
	Kitz Corp.	78,800	483,370
	Kiyo Bank, Ltd. (The)	66,600	984,127
*	KLab, Inc.	29,000	196,259
*	KNT-CT Holdings Co., Ltd.	12,100	101,407
	Koa Corp.	31,900	264,107
	Koatsu Gas Kogyo Co., Ltd.	24,600	167,850
	Kobayashi Pharmaceutical Co., Ltd.	1,500	139,046
	Kobe Bussan Co., Ltd.	8,400	405,795
#*	Kobe Electric Railway Co., Ltd.	1,600	57,779
	Kobe Steel, Ltd.	341,600	1,142,514
#	Kobelco Eco-Solutions Co., Ltd.	2,800	44,934
	Kohnan Shoji Co., Ltd.	33,000	765,919
	Kohsoku Corp.	6,900	92,582
	Koito Manufacturing Co., Ltd.	19,500	734,521
#	Kojima Co., Ltd.	37,600	136,766
	Kokusai Co., Ltd.	2,800	16,596
	Kokusai Pulp & Paper Co., Ltd.	5,800	16,821
	Kokuyo Co., Ltd.	71,400	872,921
	KOMAIHALTEC, Inc.	3,399	47,785
	Komatsu Matere Co., Ltd.	20,900	145,900
	Komatsu Wall Industry Co., Ltd.	6,800	114,164
	Komatsu, Ltd.	70,000	1,324,464
	KOMEDA Holdings Co., Ltd.	23,800	361,626
	Komehyo Co., Ltd.	5,700	44,332
	Komeri Co., Ltd.	36,500	708,956
	Komori Corp.	46,700	327,640
	Konaka Co., Ltd.	30,400	91,223
#	Konami Holdings Corp.	14,800	464,709
#	Kondotec, Inc.	16,000	136,242
	Konica Minolta, Inc.	335,700	1,299,031
	Konishi Co., Ltd.	22,500	294,515
	Konoike Transport Co., Ltd.	28,700	309,385
	Konoshima Chemical Co., Ltd.	3,400	20,237

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Kosaido Co., Ltd.	14,900	$106,638
	Kose Corp.	3,800	475,047
#	Koshidaka Holdings Co., Ltd.	36,700	159,323
	Kotobuki Spirits Co., Ltd.	9,100	355,435
	Kourakuen Holdings Corp.	6,000	81,421
	Kozo Keikaku Engineering, Inc.	3,200	76,325
	Krosaki Harima Corp.	5,600	197,005
	KRS Corp.	6,100	92,925
	K’s Holdings Corp.	42,820	466,505
	KU Holdings Co., Ltd.	9,100	67,732
	Kubota Corp.	55,700	691,721
	Kumagai Gumi Co., Ltd.	41,300	904,896
	Kumiai Chemical Industry Co., Ltd.	11,200	90,396
	Kunimine Industries Co., Ltd.	4,500	41,479
#	Kura Sushi, Inc.	5,200	201,536
	Kurabo Industries, Ltd.	12,500	286,174
	Kuraray Co., Ltd.	191,900	1,919,682
	Kureha Corp.	19,200	774,388
	Kurimoto, Ltd.	11,200	185,710
	Kurita Water Industries, Ltd.	30,400	848,126
	Kuriyama Holdings Corp.	8,000	35,803
#	Kusuri no Aoki Holdings Co., Ltd.	4,700	369,724
*	KYB Corp.	17,900	359,954
	Kyocera Corp.	13,685	731,195
	Kyodo Printing Co., Ltd.	7,300	187,922
	Kyoei Steel, Ltd.	20,300	257,955
#	Kyokuto Boeki Kaisha, Ltd.	6,400	82,811
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	377,888
	Kyokuto Securities Co., Ltd.	17,800	81,242
#	Kyokuyo Co., Ltd.	9,300	222,223
	Kyoritsu Maintenance Co., Ltd.	26,640	642,687
	Kyoritsu Printing Co., Ltd.	23,500	33,040
	Kyosan Electric Manufacturing Co., Ltd.	50,900	241,286
	Kyowa Electronic Instruments Co., Ltd.	14,300	53,674
#	Kyowa Exeo Corp.	30,854	751,660
	Kyowa Kirin Co., Ltd.	2,300	53,382
	Kyowa Leather Cloth Co., Ltd.	13,200	77,847
	Kyudenko Corp.	23,000	644,851
	Kyushu Electric Power Co., Inc.	30,800	244,058
	Kyushu Financial Group, Inc.	260,980	1,100,986
#	LAC Co., Ltd.	13,800	117,746
	Lacto Japan Co., Ltd.	4,700	150,902
	Land Business Co., Ltd.	5,600	14,833
#*	Laox Co., Ltd.	24,100	32,685
	Lasertec Corp.	10,600	701,047
	Lawson, Inc.	5,200	270,294
	LEC, Inc.	22,000	242,799
*	Leopalace21 Corp.	65,700	145,961
	Life Corp.	9,000	279,521
	LIFULL Co., Ltd.	47,400	144,764
#	Like Co., Ltd.	3,600	54,117
	Linical Co., Ltd.	4,700	38,295
	Link And Motivation, Inc.	20,000	65,911
	Lintec Corp.	28,400	609,448
	Lion Corp.	11,700	245,961
*	Litalico, Inc.	2,400	50,298
	LIXIL Group Corp.	95,200	1,141,992
	LIXIL VIVA Corp.	17,300	294,457
	Lonseal Corp.	1,600	26,752

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	5,800	$42,500
*	M&A Capital Partners Co., Ltd.	5,800	161,444
	Mabuchi Motor Co., Ltd.	12,700	393,257
	Macnica Fuji Electronics Holdings, Inc.	54,650	743,917
	Macromill, Inc.	42,300	268,457
	Maeda Corp.	160,800	1,289,826
	Maeda Kosen Co., Ltd.	16,000	308,830
	Maeda Road Construction Co., Ltd.	8,100	149,960
	Maezawa Kasei Industries Co., Ltd.	11,300	113,228
	Maezawa Kyuso Industries Co., Ltd.	8,400	154,985
	Makino Milling Machine Co., Ltd.	26,500	755,449
	Makita Corp., Sponsored ADR	3,976	128,634
	Makita Corp.	2,300	74,894
	Mamiya-Op Co., Ltd.	2,699	17,403
	Mani, Inc.	6,600	147,000
	MarkLines Co., Ltd.	1,500	24,235
	Mars Group Holdings Corp.	8,400	131,143
	Marubeni Corp.	156,300	752,716
#	Marubun Corp.	13,800	64,558
	Marudai Food Co., Ltd.	21,400	390,411
	Marufuji Sheet Piling Co., Ltd.	1,100	19,317
	Maruha Nichiro Corp.	42,800	895,680
	Marui Group Co., Ltd.	41,600	680,947
#	Maruichi Steel Tube, Ltd.	15,000	337,273
	Maruka Corp.	5,200	83,736
#	Marusan Securities Co., Ltd.	72,100	274,557
	Maruwa Co., Ltd.	5,700	402,055
	Maruwa Unyu Kikan Co., Ltd.	6,100	177,626
	Maruyama Manufacturing Co., Inc.	2,800	31,839
	Maruzen CHI Holdings Co., Ltd.	10,600	36,995
	Maruzen Co., Ltd.	6,000	94,074
	Maruzen Showa Unyu Co., Ltd.	13,900	325,932
	Marvelous, Inc.	18,400	91,716
	Matsuda Sangyo Co., Ltd.	10,500	128,442
	Matsui Construction Co., Ltd.	17,600	103,580
	Matsui Securities Co., Ltd.	5,400	39,416
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	99,814
	Matsuoka Corp.	900	15,466
	Matsuyafoods Holdings Co., Ltd.	6,200	222,638
	Max Co., Ltd.	13,400	198,976
	Maxell Holdings, Ltd.	52,300	481,128
	Maxvalu Tokai Co., Ltd.	3,800	78,761
	Mazda Motor Corp.	135,200	764,333
	McDonald’s Holdings Co. Japan, Ltd.	2,500	122,240
	MCJ Co., Ltd.	51,200	339,660
	Mebuki Financial Group, Inc.	519,522	1,091,340
	MEC Co., Ltd.	11,800	177,277
#	Media Do Holdings Co., Ltd.	4,400	168,653
*	Medical & Biological Laboratories Co., Ltd.	1,800	67,563
*	Medical Data Vision Co., Ltd.	10,600	74,403
	Medical System Network Co., Ltd.	20,600	87,408
	Medipal Holdings Corp.	13,900	268,147
#*	MedPeer, Inc.	3,300	50,443
	Megachips Corp.	17,900	269,133
	Megmilk Snow Brand Co., Ltd.	29,100	663,962
	Meidensha Corp.	33,900	525,547
#	Meiji Electric Industries Co., Ltd.	4,500	52,759
	MEIJI Holdings Co., Ltd.	6,700	465,340
	Meiji Shipping Co., Ltd.	6,100	20,729

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiko Electronics Co., Ltd.	20,700	$268,596
	Meiko Network Japan Co., Ltd.	15,800	114,797
	Meisei Industrial Co., Ltd.	31,000	225,497
	Meitec Corp.	12,900	569,589
	Meito Sangyo Co., Ltd.	8,200	97,702
	Meiwa Corp.	24,900	111,494
	Meiwa Estate Co., Ltd.	10,900	44,195
	Melco Holdings, Inc.	3,300	76,668
	Members Co., Ltd.	2,700	35,739
	Menicon Co., Ltd.	13,700	594,580
#*	Mercari, Inc.	2,800	70,704
	Mercuria Investment Co., Ltd.	4,800	25,102
*	Metaps, Inc.	8,500	46,992
	METAWATER Co., Ltd.	4,800	190,888
	Michinoku Bank, Ltd. (The)	15,291	155,766
	Micronics Japan Co., Ltd.	10,100	80,661
	Mie Kotsu Group Holdings, Inc.	47,700	212,339
	Mikuni Corp.	22,800	52,599
	Milbon Co., Ltd.	9,504	417,145
	Mimaki Engineering Co., Ltd.	14,100	53,180
	Mimasu Semiconductor Industry Co., Ltd.	14,900	288,505
	Minebea Mitsumi, Inc.	54,639	888,386
	Ministop Co., Ltd.	15,500	213,858
	Miraca Holdings, Inc.	43,700	1,094,227
	Miraial Co., Ltd.	3,700	37,461
	Mirait Holdings Corp.	89,210	1,152,395
	Miroku Jyoho Service Co., Ltd.	8,100	204,245
	MISUMI Group, Inc.	15,900	377,679
	Mitani Corp.	8,000	468,845
	Mitani Sangyo Co., Ltd.	14,200	48,917
	Mitani Sekisan Co., Ltd.	5,000	222,965
#	Mito Securities Co., Ltd.	39,400	70,215
#*	Mitsuba Corp.	54,401	228,625
	Mitsubishi Chemical Holdings Corp.	243,280	1,382,705
	Mitsubishi Corp.	135,100	2,865,199
	Mitsubishi Electric Corp.	98,000	1,205,855
	Mitsubishi Estate Co., Ltd.	51,100	826,702
	Mitsubishi Gas Chemical Co., Inc.	95,295	1,167,437
	Mitsubishi Heavy Industries, Ltd.	191,000	4,897,933
	Mitsubishi Kakoki Kaisha, Ltd.	4,100	61,897
	Mitsubishi Logisnext Co., Ltd.	29,000	269,783
#	Mitsubishi Logistics Corp.	59,999	1,324,728
	Mitsubishi Materials Corp.	68,580	1,404,680
	Mitsubishi Motors Corp.	84,900	240,597
	Mitsubishi Paper Mills, Ltd.	27,200	96,080
	Mitsubishi Pencil Co., Ltd.	2,250	28,160
	Mitsubishi Research Institute, Inc.	4,900	166,041
	Mitsubishi Shokuhin Co., Ltd.	13,600	343,224
	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	86,932
	Mitsubishi UFJ Financial Group, Inc.	1,169,800	4,725,992
	Mitsubishi UFJ Lease & Finance Co., Ltd.	287,100	1,370,913
	Mitsuboshi Belting, Ltd.	22,300	305,337
	Mitsui & Co., Ltd., Sponsored ADR	106	29,542
	Mitsui & Co., Ltd.	163,200	2,278,001
	Mitsui Chemicals, Inc.	68,500	1,344,863
*	Mitsui E&S Holdings Co., Ltd.	83,500	471,768
	Mitsui Fudosan Co., Ltd.	82,700	1,520,600
	Mitsui High-Tec, Inc.	15,300	171,421
	Mitsui Matsushima Holdings Co., Ltd.	13,300	103,179

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui Mining & Smelting Co., Ltd.	69,200	$1,291,079
	Mitsui OSK Lines, Ltd.	82,000	1,422,263
	Mitsui Sugar Co., Ltd.	17,800	355,134
	Mitsui-Soko Holdings Co., Ltd.	27,000	365,810
	Mitsuuroko Group Holdings Co., Ltd.	33,400	343,739
	Miura Co., Ltd.	1,900	78,397
	Mixi, Inc.	41,200	710,871
	Miyaji Engineering Group, Inc.	5,800	86,178
	Miyazaki Bank, Ltd. (The)	14,400	310,442
	Miyoshi Oil & Fat Co., Ltd.	7,500	74,761
	Mizuho Financial Group, Inc.	2,308,560	2,688,132
	Mizuho Leasing Co., Ltd.	32,100	617,154
	Mizuno Corp.	19,900	345,232
	Mochida Pharmaceutical Co., Ltd.	3,500	136,940
#	Modec, Inc.	26,100	369,814
	Molitec Steel Co., Ltd.	11,400	29,932
#	Monex Group, Inc.	177,300	347,454
	Money Partners Group Co., Ltd.	13,100	25,427
	Monogatari Corp. (The)	4,500	267,693
#	MonotaRO Co., Ltd.	17,000	546,234
	MORESCO Corp.	7,100	58,491
	Morinaga & Co., Ltd.	9,200	378,076
	Morinaga Milk Industry Co., Ltd.	32,100	1,244,133
	Moriroku Holdings Co., Ltd.	3,700	50,514
	Morita Holdings Corp.	23,300	358,051
	Morito Co., Ltd.	16,800	103,698
	Morozoff, Ltd.	1,900	96,453
	Mory Industries, Inc.	4,800	104,388
	MrMax Holdings, Ltd.	20,900	81,338
	MS&AD Insurance Group Holdings, Inc.	45,482	1,310,340
	MTI, Ltd.	18,500	94,834
	Mugen Estate Co., Ltd.	12,100	52,429
	m-up Holdings, Inc.	3,100	73,771
	Murakami Corp.	3,000	63,018
	Murata Manufacturing Co., Ltd.	19,300	1,087,496
	Musashi Seimitsu Industry Co., Ltd.	52,600	425,877
	Musashino Bank, Ltd. (The)	28,600	360,211
	Mutoh Holdings Co., Ltd.	1,900	23,183
	N Field Co., Ltd.	5,200	20,885
	Nabtesco Corp.	21,700	620,953
	NAC Co., Ltd.	7,600	58,985
	Nachi-Fujikoshi Corp.	15,600	451,159
	Nadex Co., Ltd.	4,800	29,443
	Nafco Co., Ltd.	500	5,458
#	Nagano Bank, Ltd. (The)	7,500	80,255
#	Nagano Keiki Co., Ltd.	13,900	100,817
	Nagase & Co., Ltd.	100,900	1,213,690
	Nagatanien Holdings Co., Ltd.	8,400	172,751
#	Nagawa Co., Ltd.	700	48,598
	Nagoya Railroad Co., Ltd.	5,600	160,250
	Naigai Trans Line, Ltd.	1,700	17,604
	Nakabayashi Co., Ltd.	16,400	85,146
	Nakamuraya Co., Ltd.	3,308	119,299
	Nakanishi, Inc.	10,800	147,387
	Nakano Corp.	13,000	43,076
	Nakayama Steel Works, Ltd.	17,200	60,239
	Nakayamafuku Co., Ltd.	7,600	33,126
	Nakayo, Inc.	1,800	23,191
	Namura Shipbuilding Co., Ltd.	38,900	66,552

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nankai Electric Railway Co., Ltd.	8,600	$191,988
	Nanto Bank, Ltd. (The)	32,700	685,798
	Narasaki Sangyo Co., Ltd.	2,400	39,203
#	Natori Co., Ltd.	4,100	65,441
	NEC Capital Solutions, Ltd.	11,100	193,139
	NEC Corp.	25,800	990,069
	NEC Networks & System Integration Corp.	5,600	240,978
	NET One Systems Co., Ltd.	32,500	936,895
	Neturen Co., Ltd.	22,800	123,679
	New Japan Chemical Co., Ltd.	25,700	40,949
	Nexon Co., Ltd.	11,100	179,220
#	Nextage Co., Ltd.	31,400	211,782
	Nexyz Group Corp.	7,700	71,495
	NF Corp.	6,200	93,676
	NGK Insulators, Ltd.	26,600	348,003
	NGK Spark Plug Co., Ltd.	109,700	1,642,451
	NH Foods, Ltd.	32,300	1,146,521
	NHK Spring Co., Ltd.	214,200	1,417,315
	Nicca Chemical Co., Ltd.	4,600	37,178
*	Nice Corp.	5,300	41,165
	Nichia Steel Works, Ltd.	31,900	75,004
	Nichias Corp.	48,900	972,129
	Nichiban Co., Ltd.	6,000	83,851
	Nichicon Corp.	57,700	380,267
	Nichiden Corp.	9,100	173,361
	Nichiha Corp.	26,800	489,553
	NichiiGakkan Co., Ltd.	26,700	267,892
	Nichi-iko Pharmaceutical Co., Ltd.	57,600	748,906
	Nichimo Co., Ltd.	1,300	20,738
	Nichirei Corp.	30,200	755,474
	Nichireki Co., Ltd.	26,100	345,853
	Nichirin Co., Ltd.	7,920	91,058
	Nifco, Inc.	35,900	693,185
	Nihon Chouzai Co., Ltd.	12,880	213,073
*	Nihon Dempa Kogyo Co., Ltd.	9,100	34,802
#	Nihon Dengi Co., Ltd.	2,200	64,265
	Nihon Denkei Co., Ltd.	2,700	26,561
#	Nihon Flush Co., Ltd.	11,200	125,570
#	Nihon House Holdings Co., Ltd.	31,500	81,059
#	Nihon Kagaku Sangyo Co., Ltd.	9,900	86,285
	Nihon Kohden Corp.	8,300	296,888
	Nihon M&A Center, Inc.	17,700	577,416
	Nihon Nohyaku Co., Ltd.	24,900	99,641
	Nihon Parkerizing Co., Ltd.	53,600	548,510
	Nihon Plast Co., Ltd.	14,500	58,465
	Nihon Tokushu Toryo Co., Ltd.	9,000	71,798
	Nihon Unisys, Ltd.	16,300	471,410
	Nihon Yamamura Glass Co., Ltd.	7,900	61,064
#	Niitaka Co., Ltd.	2,400	56,140
	Nikkato Corp.	5,800	32,535
	Nikkiso Co., Ltd.	75,000	583,572
	Nikko Co., Ltd.	28,400	148,290
	Nikkon Holdings Co., Ltd.	64,200	1,246,602
	Nikon Corp.	37,700	350,678
#	Nippi, Inc.	1,599	49,918
	Nippo Corp.	34,000	764,611
	Nippon Air Conditioning Services Co., Ltd.	16,100	106,068
	Nippon Aqua Co., Ltd.	9,500	52,139
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,700	151,642

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Carbide Industries Co., Inc.	6,100	$59,531
	Nippon Carbon Co., Ltd.	9,400	288,276
	Nippon Chemical Industrial Co., Ltd.	5,900	122,950
	Nippon Chemi-Con Corp.	20,600	232,346
	Nippon Chemiphar Co., Ltd.	1,600	38,287
#	Nippon Coke & Engineering Co., Ltd.	160,700	83,027
	Nippon Commercial Development Co., Ltd.	11,300	144,448
	Nippon Concrete Industries Co., Ltd.	38,600	89,883
#*	Nippon Denko Co., Ltd.	145,365	200,470
	Nippon Densetsu Kogyo Co., Ltd.	31,700	617,863
	Nippon Dry-Chemical Co., Ltd.	2,200	28,363
	Nippon Electric Glass Co., Ltd.	87,300	1,271,763
	Nippon Express Co., Ltd.	24,300	1,186,863
	Nippon Filcon Co., Ltd.	6,700	32,531
	Nippon Fine Chemical Co., Ltd.	12,300	168,560
	Nippon Flour Mills Co., Ltd.	41,800	658,023
	Nippon Gas Co., Ltd.	22,800	751,919
	Nippon Hume Corp.	13,600	76,825
	Nippon Kanzai Co., Ltd.	1,000	17,104
	Nippon Kayaku Co., Ltd.	110,800	1,071,876
*	Nippon Kinzoku Co., Ltd.	4,900	28,623
	Nippon Kodoshi Corp.	5,300	41,740
	Nippon Koei Co., Ltd.	13,400	383,574
*	Nippon Koshuha Steel Co., Ltd.	6,600	22,338
	Nippon Light Metal Holdings Co., Ltd.	658,000	1,036,295
	Nippon Paper Industries Co., Ltd.	116,224	1,659,722
	Nippon Parking Development Co., Ltd., Class C	143,500	173,215
	Nippon Pillar Packing Co., Ltd.	23,300	295,242
	Nippon Piston Ring Co., Ltd.	5,800	63,309
	Nippon Road Co., Ltd. (The)	6,700	404,044
	Nippon Seiki Co., Ltd.	44,400	477,763
	Nippon Seisen Co., Ltd.	3,500	96,223
*	Nippon Sharyo, Ltd.	6,500	166,298
#*	Nippon Sheet Glass Co., Ltd.	103,500	327,401
#	Nippon Shokubai Co., Ltd.	11,500	543,102
	Nippon Signal Co., Ltd.	14,500	134,801
	Nippon Soda Co., Ltd.	27,500	705,586
	Nippon Steel Corp.	224,350	1,887,601
	Nippon Steel Trading Corp.	18,200	573,395
#	Nippon Suisan Kaisha, Ltd.	277,600	1,235,170
	Nippon Systemware Co., Ltd.	8,700	162,116
	Nippon Thompson Co., Ltd.	76,800	265,187
	Nippon Yakin Kogyo Co., Ltd.	19,500	299,378
	Nippon Yusen K.K.	138,222	1,819,483
	Nipro Corp.	127,200	1,422,686
	Nishikawa Rubber Co., Ltd.	1,400	14,334
	Nishimatsu Construction Co., Ltd.	62,200	1,177,806
	Nishimatsuya Chain Co., Ltd.	46,500	367,870
	Nishimoto Co., Ltd.	2,400	40,322
	Nishi-Nippon Financial Holdings, Inc.	139,300	812,967
	Nishi-Nippon Railroad Co., Ltd.	11,400	279,040
	Nishio Rent All Co., Ltd.	24,000	494,182
	Nissan Chemical Corp.	12,300	471,934
	Nissan Motor Co., Ltd.	297,700	1,013,308
	Nissan Shatai Co., Ltd.	60,300	482,726
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	37,257
	Nissei ASB Machine Co., Ltd.	4,200	113,028
	Nissei Plastic Industrial Co., Ltd.	12,600	115,335
	Nissha Co., Ltd.	48,800	356,383

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nisshin Group Holdings Co., Ltd.	25,100	$93,458
	Nisshin Oillio Group, Ltd. (The)	23,700	779,396
	Nisshin Seifun Group, Inc.	5,800	90,121
	Nisshinbo Holdings, Inc.	171,438	1,195,312
	Nissin Corp.	9,200	135,167
	Nissin Electric Co., Ltd.	44,800	416,175
	Nissin Foods Holdings Co., Ltd.	2,200	180,848
	Nissin Kogyo Co., Ltd.	41,800	867,273
	Nissin Sugar Co., Ltd.	12,200	215,522
	Nisso Corp.	21,600	95,275
	Nissui Pharmaceutical Co., Ltd.	8,900	102,509
	Nitta Corp.	19,700	352,515
	Nitta Gelatin, Inc.	12,000	76,704
	Nittan Valve Co., Ltd.	20,800	38,320
	Nittetsu Mining Co., Ltd.	7,000	283,029
	Nitto Denko Corp.	14,400	719,329
	Nitto Fuji Flour Milling Co., Ltd.	1,100	60,403
	Nitto Kogyo Corp.	22,900	385,789
	Nitto Kohki Co., Ltd.	8,600	150,006
	Nitto Seiko Co., Ltd.	27,700	122,147
	Nittoc Construction Co., Ltd.	27,600	180,827
	NJS Co., Ltd.	5,300	77,362
	Noda Corp.	10,400	59,101
	Noevir Holdings Co., Ltd.	6,800	318,539
	NOF Corp.	7,000	231,957
	Nohmi Bosai, Ltd.	12,700	255,618
	Nojima Corp.	25,500	441,992
	NOK Corp.	56,400	656,827
	Nomura Co., Ltd.	57,000	431,793
	Nomura Holdings, Inc.	302,700	1,256,088
#	Nomura Holdings, Inc., Sponsored ADR	13,920	57,629
	Nomura Real Estate Holdings, Inc.	87,800	1,427,649
	Noritake Co., Ltd.	11,400	373,357
#	Noritsu Koki Co., Ltd.	24,600	283,831
	Noritz Corp.	32,000	355,985
	North Pacific Bank, Ltd.	289,100	517,870
	Nozawa Corp.	6,200	31,475
	NS Solutions Corp.	9,800	247,544
	NS United Kaiun Kaisha, Ltd.	9,900	132,239
	NSD Co., Ltd.	28,480	403,285
	NSK, Ltd.	183,300	1,268,737
	NTN Corp.	376,500	722,139
	NTT Data Corp.	26,500	270,411
	NTT DOCOMO, Inc.	51,572	1,519,890
#*	OAK Capital Corp.	40,800	31,582
	Obara Group, Inc.	11,200	290,184
	Obayashi Corp.	380,400	3,324,923
	OBIC Business Consultants Co., Ltd.	1,300	58,129
	Oenon Holdings, Inc.	45,000	162,702
	Ogaki Kyoritsu Bank, Ltd. (The)	37,300	761,078
#	Ohara, Inc.	3,100	26,288
#	Ohashi Technica, Inc.	10,800	143,816
	Ohmoto Gumi Co., Ltd.	700	27,395
	Ohsho Food Service Corp.	4,000	212,804
#	OIE Sangyo Co., Ltd.	1,187	16,059
	Oiles Corp.	29,716	384,363
*	Oisix ra daichi, Inc.	7,600	120,000
	Oita Bank, Ltd. (The)	13,700	272,913
	Oji Holdings Corp.	505,100	2,564,641

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okabe Co., Ltd.	44,900	$315,145
	Okamoto Industries, Inc.	8,000	320,940
	Okamoto Machine Tool Works, Ltd.	3,700	79,781
	Okamura Corp.	66,100	477,710
	Okasan Securities Group, Inc.	155,000	468,728
	Oki Electric Industry Co., Ltd.	90,200	867,636
	Okinawa Cellular Telephone Co.	8,100	309,300
	Okinawa Electric Power Co., Inc. (The)	10,621	193,684
#*	OKK Corp.	6,300	27,167
	OKUMA Corp.	28,400	1,070,816
	Okumura Corp.	35,000	746,793
	Okura Industrial Co., Ltd.	6,200	90,264
	Okuwa Co., Ltd.	19,500	265,261
#	Olympic Group Corp.	7,700	46,893
	Omron Corp.	2,900	170,332
	Ono Pharmaceutical Co., Ltd.	7,700	185,511
	ONO Sokki Co., Ltd.	8,300	37,628
	Onoken Co., Ltd.	10,800	114,945
	Onward Holdings Co., Ltd.	116,800	365,431
	Ootoya Holdings Co., Ltd.	2,200	40,137
*	Open Door, Inc.	6,300	55,855
	Open House Co., Ltd.	19,600	427,243
	Optex Group Co., Ltd.	18,000	204,911
*	Optim Corp.	7,600	150,559
	Optorun Co., Ltd.	9,600	260,752
	Oracle Corp.	1,000	102,948
	Organo Corp.	6,600	350,544
	Orient Corp.	246,500	281,945
	Origin Co., Ltd.	4,200	56,573
	ORIX Corp.	183,000	2,153,451
	Oro Co., Ltd.	3,600	104,529
	Osaka Organic Chemical Industry, Ltd.	12,000	191,846
	Osaka Soda Co., Ltd.	9,200	209,893
	Osaka Steel Co., Ltd.	11,000	120,280
#*	OSAKA Titanium Technologies Co., Ltd.	11,900	103,328
	Osaki Electric Co., Ltd.	26,500	127,402
	OSG Corp.	73,900	960,111
	OSJB Holdings Corp.	128,900	277,023
	Otsuka Corp.	6,200	280,722
	Otsuka Holdings Co., Ltd.	16,700	656,378
#	OUG Holdings, Inc.	2,000	49,163
	Outsourcing, Inc.	128,900	609,352
	Oyo Corp.	21,800	255,134
	Pacific Industrial Co., Ltd.	50,600	428,789
#	Pacific Metals Co., Ltd.	19,499	300,606
	Pack Corp. (The)	5,800	183,539
	PAL GROUP Holdings Co., Ltd.	18,300	214,068
	PALTAC Corp.	3,450	180,173
	Paltek Corp.	7,400	27,420
	Pan Pacific International Holdings Corp.	18,800	364,225
	Panasonic Corp.	161,523	1,231,288
	Panasonic Corp., Sponsored ADR	26,580	201,211
#	Paraca, Inc.	3,600	52,261
	Paramount Bed Holdings Co., Ltd.	9,900	408,412
	Paris Miki Holdings, Inc.	24,000	59,439
	Park24 Co., Ltd.	15,800	248,075
	Parker Corp.	8,500	31,269
	Pasco Corp.	2,600	36,236
#	Pasona Group, Inc.	27,400	272,140

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	PC Depot Corp.	32,300	$161,652
	PCA Corp.	2,400	81,149
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	42,391
#	Penta-Ocean Construction Co., Ltd.	252,600	1,276,105
#	Pepper Food Service Co., Ltd.	10,600	46,104
*	PeptiDream, Inc.	5,800	216,332
	Persol Holdings Co., Ltd.	53,600	616,441
#	Phil Co., Inc.	1,400	35,964
#	PIA Corp.	2,600	70,771
	Pickles Corp.	4,300	89,714
	Pigeon Corp.	8,400	299,123
	Pilot Corp.	12,400	415,433
	Piolax, Inc.	34,900	519,577
	Plenus Co., Ltd.	4,500	73,706
	Pola Orbis Holdings, Inc.	8,500	151,686
	Poletowin Pitcrew Holdings, Inc.	21,400	176,794
#	Premium Group Co., Ltd.	9,200	150,212
	Press Kogyo Co., Ltd.	94,800	233,650
	Pressance Corp.	32,400	331,591
	Prestige International, Inc.	39,100	305,415
	Prima Meat Packers, Ltd.	24,200	548,724
	Pronexus, Inc.	7,400	74,348
*	Prored Partners Co., Ltd.	2,600	98,545
	Prospect Co., Ltd.	441,000	101,127
	Proto Corp.	23,700	211,700
	PS Mitsubishi Construction Co., Ltd.	41,600	204,164
	Punch Industry Co., Ltd.	15,000	48,146
	QB Net Holdings Co., Ltd.	8,300	140,310
	Qol Holdings Co., Ltd.	20,500	226,647
	Quick Co., Ltd.	5,300	50,375
*	Raccoon Holdings, Inc.	7,100	42,447
	Raito Kogyo Co., Ltd.	26,400	328,318
	Raiznext Corp.	22,600	250,062
#	Rakus Co., Ltd.	16,600	262,953
	Rakuten, Inc.	34,400	291,686
#	Rasa Corp.	5,700	43,882
	Rasa Industries, Ltd.	6,400	73,838
	Raysum Co., Ltd.	18,200	150,657
	Relia, Inc.	33,600	354,182
	Relo Group, Inc.	24,300	526,396
	Renaissance, Inc.	11,900	111,241
*	Renesas Electronics Corp.	151,100	797,872
	Rengo Co., Ltd.	196,300	1,529,309
#*	RENOVA, Inc.	10,800	108,468
*	Renown, Inc.	44,300	31,860
	Resona Holdings, Inc.	468,800	1,464,079
	Resorttrust, Inc.	74,200	760,755
	Restar Holdings Corp.	10,400	167,735
	Retail Partners Co., Ltd.	8,800	103,268
	Rheon Automatic Machinery Co., Ltd.	16,100	182,138
	Rhythm Watch Co., Ltd.	5,400	31,974
#	Riberesute Corp.	7,200	53,451
	Ricoh Co., Ltd.	241,900	1,648,909
	Ricoh Leasing Co., Ltd.	21,700	577,658
#	Ride On Express Holdings Co., Ltd.	4,500	62,115
#*	Right On Co., Ltd.	9,100	39,907
	Riken Corp.	7,100	189,397
	Riken Keiki Co., Ltd.	6,500	125,155
	Riken Technos Corp.	35,100	143,823

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riken Vitamin Co., Ltd.	10,000	$192,259
#	Ringer Hut Co., Ltd.	10,500	210,295
	Rinnai Corp.	1,000	75,745
	Rion Co., Ltd.	7,800	160,887
*	Riso Kagaku Corp.	12,900	173,175
	Riso Kyoiku Co., Ltd.	76,100	180,799
	Rock Field Co., Ltd.	9,100	110,178
	Rohm Co., Ltd.	6,500	410,955
	Rohto Pharmaceutical Co., Ltd.	9,400	273,498
	Rokko Butter Co., Ltd.	8,600	113,960
	Roland DG Corp.	13,700	168,159
	Rorze Corp.	9,300	382,641
	Round One Corp.	71,500	585,479
#	Royal Holdings Co., Ltd.	16,900	278,381
#*	Rozetta Corp.	4,500	116,721
#	RS Technologies Co., Ltd.	4,800	115,630
	Ryobi, Ltd.	25,800	303,987
	Ryoden Corp.	16,900	208,091
	Ryohin Keikaku Co., Ltd.	101,300	1,205,622
	Ryosan Co., Ltd.	21,700	474,531
	Ryoyo Electro Corp.	7,400	166,147
	S Foods, Inc.	14,100	297,740
	S&B Foods, Inc.	2,600	96,113
	Sac’s Bar Holdings, Inc.	18,250	93,630
	Saibu Gas Co., Ltd.	9,000	223,188
	Saizeriya Co., Ltd.	8,300	164,531
	Sakai Chemical Industry Co., Ltd.	10,500	175,912
	Sakai Heavy Industries, Ltd.	3,400	65,462
	Sakai Moving Service Co., Ltd.	5,700	299,748
	Sakai Ovex Co., Ltd.	3,400	64,773
	Sakata INX Corp.	47,900	427,721
#	Sakura Internet, Inc.	14,000	73,907
#	Sala Corp.	44,000	231,679
	SAMTY Co., Ltd.	30,200	390,693
	San Holdings, Inc.	8,400	99,919
	San ju San Financial Group, Inc.	13,460	191,898
	San-A Co., Ltd.	3,200	128,916
	San-Ai Oil Co., Ltd.	65,100	660,921
*	Sanden Holdings Corp.	24,000	76,902
	Sanei Architecture Planning Co., Ltd.	9,400	104,293
	Sangetsu Corp.	18,500	275,337
	San-In Godo Bank, Ltd. (The)	155,000	813,101
#*	Sanix, Inc.	35,600	99,149
	Sanken Electric Co., Ltd.	26,500	552,302
	Sanki Engineering Co., Ltd.	49,300	555,896
#	Sanko Gosei, Ltd.	22,300	59,645
	Sanko Metal Industrial Co., Ltd.	1,700	33,391
	Sankyo Co., Ltd.	10,200	280,056
	Sankyo Frontier Co., Ltd.	1,300	38,120
	Sankyo Seiko Co., Ltd.	35,800	154,116
	Sankyo Tateyama, Inc.	22,900	188,764
	Sankyu, Inc.	25,500	979,910
	Sanoh Industrial Co., Ltd.	35,200	227,543
	Sanoyas Holdings Corp.	14,700	20,854
#	Sansei Technologies, Inc.	6,200	33,659
#	Sansha Electric Manufacturing Co., Ltd.	10,000	50,182
	Sanshin Electronics Co., Ltd.	10,900	151,821
	Santen Pharmaceutical Co., Ltd.	15,400	272,605
	Sanwa Holdings Corp.	160,900	1,248,537

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries, Ltd.	11,500	$453,041
	Sanyo Denki Co., Ltd.	10,200	448,050
	Sanyo Electric Railway Co., Ltd.	5,100	100,645
#	Sanyo Engineering & Construction, Inc.	4,000	24,047
#	Sanyo Shokai, Ltd.	12,837	107,193
	Sanyo Special Steel Co., Ltd.	23,100	201,703
	Sanyo Trading Co., Ltd.	25,100	201,236
	Sapporo Holdings, Ltd.	53,500	1,018,436
	Sata Construction Co., Ltd.	11,300	40,645
	Sato Holdings Corp.	17,000	349,584
#	Sato Shoji Corp.	13,300	100,176
	Satori Electric Co., Ltd.	10,200	77,721
	Sawada Holdings Co., Ltd.	21,400	178,777
	Sawai Pharmaceutical Co., Ltd.	9,800	535,122
	Saxa Holdings, Inc.	4,800	76,458
	SB Technology Corp.	4,600	114,209
	SBI Holdings, Inc.	163,050	3,045,338
*	SBI Insurance Group Co., Ltd.	2,100	17,737
	SBS Holdings, Inc.	18,600	314,524
	Scala, Inc.	13,400	62,868
	SCREEN Holdings Co., Ltd.	19,200	927,340
	Scroll Corp.	25,900	78,049
	SCSK Corp.	1,655	74,921
#	SEC Carbon, Ltd.	2,100	124,373
	Secom Co., Ltd.	5,600	466,028
	Secom Joshinetsu Co., Ltd.	1,260	39,305
	Sega Sammy Holdings, Inc.	19,100	231,355
	Seibu Holdings, Inc.	46,000	551,869
	Seika Corp.	7,000	72,817
	Seikagaku Corp.	25,700	254,557
	Seikitokyu Kogyo Co., Ltd.	26,000	192,925
	Seiko Epson Corp.	83,200	944,784
	Seiko Holdings Corp.	31,900	529,653
	Seiko PMC Corp.	4,600	27,913
#	Seikoh Giken Co., Ltd.	2,100	43,354
	Seino Holdings Co., Ltd.	88,200	1,050,029
	Seiren Co., Ltd.	36,400	430,975
	Sekisui Chemical Co., Ltd.	50,500	640,042
	Sekisui House, Ltd.	12,840	220,266
	Sekisui Jushi Corp.	13,500	274,483
	Sekisui Plastics Co., Ltd.	18,900	105,746
	Senko Group Holdings Co., Ltd.	99,500	810,910
	Senshu Electric Co., Ltd.	6,700	155,007
	Senshu Ikeda Holdings, Inc.	220,140	343,654
	Senshukai Co., Ltd.	45,800	149,187
	SERAKU Co., Ltd.	4,500	33,665
	Seria Co., Ltd.	11,600	377,004
	Seven & I Holdings Co., Ltd.	57,000	1,887,672
	Seven Bank, Ltd.	223,300	605,324
#	SFP Holdings Co., Ltd.	6,700	83,360
	SG Holdings Co., Ltd.	5,500	153,027
#	Sharp Corp.	27,800	306,024
	Shibaura Electronics Co., Ltd.	6,000	129,826
	Shibaura Machine Co., Ltd.	11,900	234,108
	Shibaura Mechatronics Corp.	4,700	118,025
	Shibusawa Warehouse Co., Ltd. (The)	9,500	197,658
	Shibuya Corp.	9,600	236,276
#*	Shidax Corp.	6,800	16,847
	Shiga Bank, Ltd. (The)	43,622	1,027,429

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shikibo, Ltd.	9,100	$89,794
	Shikoku Bank, Ltd. (The)	31,700	246,038
	Shikoku Chemicals Corp.	29,500	299,699
#	Shikoku Electric Power Co., Inc.	40,900	316,140
	Shima Seiki Manufacturing, Ltd.	30,800	463,569
	Shimachu Co., Ltd.	20,000	499,478
	Shimadzu Corp.	10,800	268,962
	Shimamura Co., Ltd.	12,900	813,298
*	Shimane Bank, Ltd. (The)	2,600	11,738
	Shimizu Bank, Ltd. (The)	13,100	220,891
	Shimizu Corp.	136,200	1,046,024
	Shimojima Co., Ltd.	3,900	44,872
	Shin Nippon Air Technologies Co., Ltd.	9,800	203,533
#	Shin Nippon Biomedical Laboratories, Ltd.	28,400	164,504
#	Shinagawa Refractories Co., Ltd.	4,300	87,326
	Shindengen Electric Manufacturing Co., Ltd.	6,200	142,955
	Shin-Etsu Chemical Co., Ltd.	12,900	1,422,896
	Shin-Etsu Polymer Co., Ltd.	47,100	367,211
	Shin-Keisei Electric Railway Co., Ltd.	1,900	36,234
	Shinki Bus Co., Ltd.	400	11,704
	Shinko Electric Industries Co., Ltd.	65,800	821,326
	Shinko Shoji Co., Ltd.	30,300	244,348
	Shinmaywa Industries, Ltd.	33,000	335,154
	Shinnihon Corp.	20,800	148,062
	Shinoken Group Co., Ltd.	29,900	221,257
*	Shinsei Bank, Ltd.	111,400	1,343,810
	Shinsho Corp.	4,800	80,643
	Shinwa Co., Ltd.	5,300	87,852
	Shinwa Co., Ltd.	3,900	25,044
#	Shionogi & Co., Ltd.	7,100	392,115
	Ship Healthcare Holdings, Inc.	14,200	642,221
	Shizuki Electric Co., Inc.	12,600	54,705
	Shizuoka Bank, Ltd. (The)	109,400	664,192
	Shizuoka Gas Co., Ltd.	55,700	500,511
#*	Shobunsha Holdings, Inc.	10,700	39,299
	Shochiku Co., Ltd.	500	54,509
	Shoei Co., Ltd.	13,000	247,301
#	Shoei Foods Corp.	6,600	240,527
	Shofu, Inc.	7,700	114,351
*	Shoko Co., Ltd.	4,400	23,899
	Showa Corp.	55,900	1,174,621
	Showa Denko K.K.	133,500	2,922,039
	Showa Sangyo Co., Ltd.	8,900	266,525
	Sigma Koki Co., Ltd.	3,400	35,257
	SIGMAXYZ, Inc.	10,900	153,681
	Siix Corp.	35,900	292,383
*	Silver Life Co., Ltd.	1,200	22,681
	Sinanen Holdings Co., Ltd.	9,500	243,283
	Sinfonia Technology Co., Ltd.	29,500	279,353
	Sinko Industries, Ltd.	20,300	263,647
	Sintokogio, Ltd.	31,500	217,751
	SK-Electronics Co., Ltd.	9,900	97,195
	SKY Perfect JSAT Holdings, Inc.	115,900	435,710
#	Skylark Holdings Co., Ltd.	51,700	764,203
	SMC Corp.	1,200	542,427
	SMK Corp.	2,800	66,883
	SMS Co., Ltd.	34,000	741,075
	Snow Peak, Inc.	14,000	100,824
	SNT Corp.	33,600	78,270

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Soda Nikka Co., Ltd.	8,500	$47,212
	Sodick Co., Ltd.	54,800	377,693
	Soft99 Corp.	6,500	49,665
	SoftBank Group Corp.	134,600	5,769,306
	Softbrain Co., Ltd.	10,100	43,477
	Software Service, Inc.	1,300	122,247
	Sohgo Security Services Co., Ltd.	4,400	209,889
#	Soiken Holdings, Inc.	10,600	44,078
	Sojitz Corp.	754,100	1,745,242
	Soken Chemical & Engineering Co., Ltd.	6,500	65,270
	Solasto Corp.	19,900	202,697
	Soliton Systems K.K.	3,800	47,521
	Sompo Holdings, Inc.	19,450	630,871
	Sony Corp.	26,100	1,679,641
#	Sony Corp., Sponsored ADR	54,920	3,528,610
	Sony Financial Holdings, Inc.	5,600	106,157
	Sotetsu Holdings, Inc.	8,200	210,253
	Sotoh Co., Ltd.	4,900	42,547
	Space Co., Ltd.	7,900	76,428
	Space Value Holdings Co., Ltd.	46,100	145,430
	Sparx Group Co., Ltd.	70,200	112,372
	SPK Corp.	4,364	52,673
	S-Pool, Inc.	36,200	247,386
	Square Enix Holdings Co., Ltd.	3,900	159,846
	SRA Holdings	7,400	147,624
*	SRS Holdings Co., Ltd.	7,500	58,728
	ST Corp.	3,600	50,757
	St Marc Holdings Co., Ltd.	16,300	272,168
	Stanley Electric Co., Ltd.	42,100	959,220
	Star Mica Holdings Co., Ltd.	2,800	38,203
#	Star Micronics Co., Ltd.	30,000	331,199
	Starts Corp., Inc.	25,700	497,171
	Starzen Co., Ltd.	6,800	277,598
	St-Care Holding Corp.	2,700	10,158
	Stella Chemifa Corp.	8,600	187,546
	Step Co., Ltd.	5,900	75,546
	Strike Co., Ltd.	3,900	157,711
	Studio Alice Co., Ltd.	8,400	113,095
	Subaru Corp.	34,100	682,494
	Subaru Enterprise Co., Ltd.	2,000	145,767
	Sugi Holdings Co., Ltd.	5,600	337,691
	Sugimoto & Co., Ltd.	7,500	120,267
	SUMCO Corp.	111,700	1,590,283
	Sumida Corp.	29,300	190,597
#	Suminoe Textile Co., Ltd.	4,300	71,110
#	Sumiseki Holdings, Inc.	38,800	40,032
	Sumitomo Bakelite Co., Ltd.	39,100	1,009,899
	Sumitomo Chemical Co., Ltd.	116,200	356,409
	Sumitomo Corp.	118,800	1,343,889
	Sumitomo Dainippon Pharma Co., Ltd.	29,800	412,302
	Sumitomo Densetsu Co., Ltd.	9,000	187,335
	Sumitomo Electric Industries, Ltd.	243,700	2,507,294
	Sumitomo Forestry Co., Ltd.	106,300	1,313,241
	Sumitomo Heavy Industries, Ltd.	80,100	1,688,041
	Sumitomo Metal Mining Co., Ltd.	56,200	1,400,674
	Sumitomo Mitsui Construction Co., Ltd.	187,560	773,938
	Sumitomo Mitsui Financial Group, Inc.	104,441	2,746,509
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	526,105
	Sumitomo Mitsui Trust Holdings, Inc.	31,400	914,265

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co., Ltd.	43,100	$1,402,517
*	Sumitomo Precision Products Co., Ltd.	3,700	75,654
	Sumitomo Realty & Development Co., Ltd.	6,600	176,765
	Sumitomo Riko Co., Ltd.	45,000	240,655
	Sumitomo Rubber Industries, Ltd.	146,953	1,426,403
	Sumitomo Seika Chemicals Co., Ltd.	10,500	288,002
	Sumitomo Warehouse Co., Ltd. (The)	66,100	754,515
	Sun A Kaken Co., Ltd.	2,300	9,839
	Sun Frontier Fudousan Co., Ltd.	49,500	393,231
	Suncall Corp.	17,300	61,874
	Sundrug Co., Ltd.	6,500	222,550
	Suntory Beverage & Food, Ltd.	4,600	173,228
	Sun-Wa Technos Corp.	8,900	68,083
	Suruga Bank, Ltd.	14,400	50,036
	Sushiro Global Holdings, Ltd.	6,800	104,879
	Suzuken Co., Ltd.	5,660	218,127
	Suzuki Co., Ltd.	7,300	48,975
	Suzuki Motor Corp.	28,100	896,819
	SWCC Showa Holdings Co., Ltd.	71,000	727,432
#	System Information Co., Ltd.	5,700	43,320
	System Research Co., Ltd.	1,100	15,478
	Systems Engineering Consultants Co., Ltd.	800	22,948
	Systena Corp.	33,600	472,369
	Syuppin Co., Ltd.	18,300	123,097
	T Hasegawa Co., Ltd.	14,400	288,742
	T RAD Co., Ltd.	5,900	73,991
	T&D Holdings, Inc.	126,600	1,094,300
	T&K Toka Co., Ltd.	17,100	115,077
	Tachibana Eletech Co., Ltd.	18,120	249,020
#	Tachikawa Corp.	11,300	114,851
	Tachi-S Co., Ltd.	34,700	303,588
	Tadano, Ltd.	114,300	871,852
	Taihei Dengyo Kaisha, Ltd.	16,200	331,362
	Taiheiyo Cement Corp.	111,067	2,180,349
	Taiheiyo Kouhatsu, Inc.	6,300	35,354
	Taiho Kogyo Co., Ltd.	16,200	77,939
	Taikisha, Ltd.	15,500	451,411
	Taiko Bank, Ltd. (The)	5,600	79,398
	Taiko Pharmaceutical Co., Ltd.	3,900	59,738
	Taisei Corp.	30,500	950,749
	Taisei Lamick Co., Ltd.	4,500	109,143
	Taisei Oncho Co., Ltd.	600	9,595
	Taisho Pharmaceutical Holdings Co., Ltd.	8,500	531,048
#	Taiyo Holdings Co., Ltd.	4,700	192,189
	Taiyo Nippon Sanso Corp.	25,000	387,768
	Taiyo Yuden Co., Ltd.	27,500	766,776
	Takachiho Koheki Co., Ltd.	5,500	47,154
	Takamatsu Construction Group Co., Ltd.	11,900	244,312
#	Takamatsu Machinery Co., Ltd.	4,100	21,619
	Takamiya Co., Ltd.	15,500	60,597
	Takano Co., Ltd.	4,800	31,100
	Takaoka Toko Co., Ltd.	8,664	74,817
	Takara Bio, Inc.	1,200	26,778
	Takara Holdings, Inc.	53,700	395,189
	Takara Leben Co., Ltd.	94,700	310,119
#	Takara Printing Co., Ltd.	1,400	23,522
	Takara Standard Co., Ltd.	33,000	486,339
	Takasago International Corp.	14,800	313,753
	Takasago Thermal Engineering Co., Ltd.	29,000	457,129

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takashima & Co., Ltd.	2,500	$35,220
#	Takashimaya Co., Ltd.	142,200	1,285,086
	Take And Give Needs Co., Ltd.	10,270	65,213
	TAKEBISHI Corp.	5,800	73,431
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	307,234
	Takeda Pharmaceutical Co., Ltd.	55,152	1,988,861
	Takeei Corp.	23,500	175,226
#	Takemoto Yohki Co., Ltd.	6,200	43,684
	Takeuchi Manufacturing Co., Ltd.	43,000	617,958
	Takihyo Co., Ltd.	3,400	51,069
	Takisawa Machine Tool Co., Ltd.	5,000	51,507
	Takuma Co., Ltd.	28,400	307,050
	Tama Home Co., Ltd.	14,600	169,452
	Tamagawa Holdings Co., Ltd.	1,800	35,947
	Tamron Co., Ltd.	15,400	256,215
	Tamura Corp.	80,800	331,279
	Tanabe Engineering Corp.	3,100	19,040
	Tanseisha Co., Ltd.	44,250	283,796
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	229,078
	Tayca Corp.	14,400	201,113
#	Tazmo Co., Ltd.	3,400	37,127
	Tbk Co., Ltd.	14,600	64,516
	TDC Soft, Inc.	9,500	74,032
	TDK Corp.	11,200	965,524
	TechMatrix Corp.	10,400	259,846
	Techno Medica Co., Ltd.	1,800	31,260
	Techno Ryowa, Ltd.	7,000	51,314
#	Techno Smart Corp.	8,600	63,598
	TechnoPro Holdings, Inc.	17,700	1,008,296
	Teijin, Ltd.	161,100	2,569,180
	Teikoku Electric Manufacturing Co., Ltd.	9,400	115,340
	Teikoku Sen-I Co., Ltd.	9,000	183,398
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	57,585
	Tekken Corp.	15,200	300,455
#	Temairazu, Inc.	1,400	57,066
	Tenma Corp.	16,800	242,358
	Tenox Corp.	2,700	20,050
#	Tenpos Holdings Co., Ltd.	2,200	38,877
	Teraoka Seisakusho Co., Ltd.	8,000	25,425
#	Terilogy Co., Ltd.	4,900	21,025
	T-Gaia Corp.	10,700	212,566
	THK Co., Ltd.	16,100	384,868
	Tigers Polymer Corp.	8,200	34,668
	TIS, Inc.	33,000	629,289
	Titan Kogyo, Ltd.	600	9,223
	TKC Corp.	4,800	237,046
	Toa Corp.	15,200	100,958
	Toa Corp.	20,300	266,215
	Toa Oil Co., Ltd.	6,600	108,242
	TOA ROAD Corp.	4,400	118,536
	Toabo Corp.	3,800	16,935
	Toagosei Co., Ltd.	115,600	1,057,664
	Tobishima Corp.	22,550	223,210
	TOC Co., Ltd.	40,000	248,210
	Tocalo Co., Ltd.	57,300	564,125
	Tochigi Bank, Ltd. (The)	110,900	159,994
#	Toda Corp.	159,100	924,225
*	Toda Kogyo Corp.	3,100	37,049
	Toei Animation Co., Ltd.	3,400	167,934

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Co., Ltd.	1,000	$124,202
#	Toell Co., Ltd.	1,700	10,690
	Toenec Corp.	6,900	209,175
	Togami Electric Manufacturing Co., Ltd.	2,000	27,888
	Toho Bank, Ltd. (The)	187,500	436,539
	Toho Co., Ltd.	5,000	80,311
#	Toho Gas Co., Ltd.	4,600	226,019
	Toho Holdings Co., Ltd.	52,300	1,083,131
#	Toho Titanium Co., Ltd.	31,400	177,802
*	Toho Zinc Co., Ltd.	16,600	202,641
	Tohoku Bank, Ltd. (The)	7,400	60,504
	Tohoku Steel Co., Ltd.	1,900	23,368
	Tohokushinsha Film Corp.	13,600	72,836
#	Tohto Suisan Co., Ltd.	2,200	57,300
#	Tokai Carbon Co., Ltd.	129,900	1,074,229
	Tokai Corp.	10,600	274,337
	TOKAI Holdings Corp.	56,600	511,552
	Tokai Lease Co., Ltd.	500	5,486
	Tokai Rika Co., Ltd.	57,600	733,799
	Tokai Tokyo Financial Holdings, Inc.	213,500	453,621
	Token Corp.	3,020	207,343
	Tokio Marine Holdings, Inc.	7,116	333,852
#	Tokushu Tokai Paper Co., Ltd.	6,700	252,706
	Tokuyama Corp.	60,700	1,280,769
#*	Tokyo Base Co., Ltd.	15,700	42,082
	Tokyo Broadcasting System Holdings, Inc.	22,000	340,139
	Tokyo Century Corp.	13,000	444,391
#	Tokyo Dome Corp.	73,600	537,691
	Tokyo Electron Device, Ltd.	5,300	133,977
	Tokyo Energy & Systems, Inc.	20,900	141,286
	Tokyo Individualized Educational Institute, Inc.	19,900	99,754
	Tokyo Keiki, Inc.	8,400	58,669
	Tokyo Kiraboshi Financial Group, Inc.	26,687	259,702
	Tokyo Ohka Kogyo Co., Ltd.	11,800	507,505
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	19,475
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	19,520
	Tokyo Rakutenchi Co., Ltd.	1,300	48,747
*	Tokyo Rope Manufacturing Co., Ltd.	14,000	68,788
	Tokyo Sangyo Co., Ltd.	14,200	63,869
	Tokyo Seimitsu Co., Ltd.	12,300	397,866
#	Tokyo Steel Manufacturing Co., Ltd.	122,000	776,738
	Tokyo Tatemono Co., Ltd.	131,900	1,483,426
	Tokyo Tekko Co., Ltd.	7,900	82,640
	Tokyo Theatres Co., Inc.	7,000	76,939
	Tokyotokeiba Co., Ltd.	6,900	227,378
	Tokyu Construction Co., Ltd.	97,730	505,237
	Tokyu Fudosan Holdings Corp.	330,382	1,616,301
#	Tokyu Recreation Co., Ltd.	1,971	80,839
	Toli Corp.	35,000	82,994
	Tomato Bank, Ltd.	6,200	60,059
	Tomen Devices Corp.	2,100	75,034
	Tomoe Corp.	20,300	65,567
	Tomoe Engineering Co., Ltd.	6,200	108,848
*	Tomoegawa Co., Ltd.	3,400	27,280
	Tomoku Co., Ltd.	8,000	114,774
	TOMONY Holdings, Inc.	159,100	533,002
	Tomy Co., Ltd.	85,900	693,801
	Tonami Holdings Co., Ltd.	4,600	226,417
	Topcon Corp.	85,500	702,027

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toppan Forms Co., Ltd.	54,100	$475,279
	Toppan Printing Co., Ltd.	66,000	980,437
	Topre Corp.	38,100	440,733
	Topy Industries, Ltd.	12,700	148,497
	Toray Industries, Inc.	458,000	2,099,796
	Torex Semiconductor, Ltd.	6,100	59,722
#	Toridoll Holdings Corp.	25,200	287,725
	Torigoe Co., Ltd. (The)	13,900	115,930
	Torii Pharmaceutical Co., Ltd.	13,900	382,705
	Torikizoku Co., Ltd.	3,300	47,270
	Torishima Pump Manufacturing Co., Ltd.	14,500	98,746
	Tosei Corp.	38,000	368,785
	Toshiba Corp.	17,000	421,562
	Toshiba TEC Corp.	15,800	514,504
	Tosho Co., Ltd.	20,000	180,559
	Tosoh Corp.	152,400	1,862,592
	Totech Corp.	2,400	45,936
#	Totetsu Kogyo Co., Ltd.	12,070	311,943
	TOTO, Ltd.	7,499	261,019
	Tottori Bank, Ltd. (The)	6,400	66,740
	Toukei Computer Co., Ltd.	1,100	42,038
	Tow Co., Ltd.	23,400	60,586
	Towa Bank, Ltd. (The)	31,800	196,677
	Towa Corp.	19,700	170,183
	Towa Pharmaceutical Co., Ltd.	18,900	389,666
	Toyo Construction Co., Ltd.	84,800	338,632
	Toyo Corp.	22,900	217,788
	Toyo Denki Seizo K.K.	4,800	55,436
*	Toyo Engineering Corp.	33,799	118,258
#	Toyo Gosei Co., Ltd.	2,700	129,937
	Toyo Ink SC Holdings Co., Ltd.	33,700	640,986
	Toyo Kanetsu K.K.	8,100	143,455
	Toyo Machinery & Metal Co., Ltd.	12,000	45,070
#	Toyo Securities Co., Ltd.	69,900	79,406
	Toyo Seikan Group Holdings, Ltd.	86,800	880,575
	Toyo Sugar Refining Co., Ltd.	800	8,802
	Toyo Suisan Kaisha, Ltd.	2,600	125,026
	Toyo Tanso Co., Ltd.	15,300	210,116
	Toyo Tire Corp.	127,500	1,492,931
	Toyo Wharf & Warehouse Co., Ltd.	3,700	46,741
	Toyobo Co., Ltd.	91,000	1,060,042
	Toyoda Gosei Co., Ltd.	46,400	864,211
	Toyota Boshoku Corp.	59,900	747,840
	Toyota Industries Corp.	14,800	744,938
#	Toyota Motor Corp., Sponsored ADR	41,727	5,157,040
	Toyota Motor Corp.	86,018	5,318,223
	Toyota Tsusho Corp.	76,000	1,809,119
	TPR Co., Ltd.	17,600	205,453
*	Traders Holdings Co., Ltd.	171,400	159,160
	Trancom Co., Ltd.	6,400	423,893
	Transaction Co., Ltd.	8,200	73,764
*	Transcosmos, Inc.	9,300	185,569
	Trend Micro, Inc.	5,400	273,952
	Tri Chemical Laboratories, Inc.	3,000	266,553
	Trinity Industrial Corp.	1,800	11,612
	Trusco Nakayama Corp.	18,800	406,691
	TS Tech Co., Ltd.	48,200	1,306,931
	TSI Holdings Co., Ltd.	63,705	246,636
	Tsubaki Nakashima Co., Ltd.	42,600	298,956

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	26,500	$620,696
	Tsubakimoto Kogyo Co., Ltd.	2,900	87,512
*	Tsudakoma Corp.	2,500	17,636
#	Tsugami Corp.	40,700	351,533
	Tsukada Global Holdings, Inc.	11,700	38,843
	Tsukamoto Corp. Co., Ltd.	300	3,130
	Tsukishima Kikai Co., Ltd.	28,100	316,585
	Tsukuba Bank, Ltd.	102,900	163,679
	Tsukui Corp.	40,200	164,398
	Tsumura & Co.	19,100	528,350
	Tsuruha Holdings, Inc.	2,200	294,983
	Tsurumi Manufacturing Co., Ltd.	12,100	211,599
	Tsutsumi Jewelry Co., Ltd.	3,900	60,196
	TV Asahi Holdings Corp.	26,300	390,414
	Tv Tokyo Holdings Corp.	14,100	313,786
	TYK Corp.	14,700	40,686
	UACJ Corp.	33,707	549,285
	Ube Industries, Ltd.	118,720	1,990,862
	Uchida Yoko Co., Ltd.	8,200	359,674
#	Uchiyama Holdings Co., Ltd.	2,300	7,052
	Ueki Corp.	1,800	41,192
	Ulvac, Inc.	42,100	1,160,389
*	UMC Electronics Co., Ltd.	6,700	14,732
#*	Umenohana Co., Ltd.	1,100	13,376
*	Uniden Holdings Corp.	5,400	94,939
	UNIMAT Retirement Community Co., Ltd.	3,400	33,187
	Union Tool Co.	4,700	119,376
	Unipres Corp.	45,600	399,888
	United Arrows, Ltd.	20,400	317,966
	United Super Markets Holdings, Inc.	48,100	472,651
	UNITED, Inc.	12,300	118,464
*	Unitika, Ltd.	53,100	159,217
	Universal Entertainment Corp.	26,600	436,244
	Urbanet Corp. Co., Ltd.	16,300	38,099
#	Usen-Next Holdings Co., Ltd.	4,200	54,573
	Ushio, Inc.	112,100	1,182,056
	USS Co., Ltd.	13,000	205,853
#*	UT Group Co., Ltd.	11,700	164,451
	Utoc Corp.	7,500	33,796
#*	UUUM, Inc.	5,300	115,531
#	V Technology Co., Ltd.	10,300	355,528
	Valor Holdings Co., Ltd.	43,700	811,617
	Valqua, Ltd.	13,900	231,139
#	ValueCommerce Co., Ltd.	6,800	139,338
#	V-Cube, Inc.	8,200	90,771
*	Vector, Inc.	17,900	117,151
	Vertex Corp.	7,160	91,038
#*	VIA Holdings, Inc.	9,200	38,409
	Village Vanguard Co., Ltd.	2,700	22,379
	VINX Corp.	1,300	12,034
*	Vision, Inc.	19,000	130,909
#*	Visionary Holdings Co., Ltd.	7,460	22,308
	Vital KSK Holdings, Inc.	43,800	443,830
	VT Holdings Co., Ltd.	83,800	230,315
	Wacoal Holdings Corp.	47,800	964,072
	Wacom Co., Ltd.	107,100	372,442
	Wakachiku Construction Co., Ltd.	9,500	105,446
	Wakita & Co., Ltd.	39,100	360,262
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	210,956

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Waseda Academy Co., Ltd.	1,100	$9,966
	Watahan & Co., Ltd.	5,700	92,143
#	WATAMI Co., Ltd.	18,500	177,173
	Watts Co., Ltd.	4,600	27,441
	Wavelock Holdings Co., Ltd.	5,600	38,177
	WDB Holdings Co., Ltd.	4,000	93,192
	Weathernews, Inc.	2,800	95,578
	Welbe, Inc.	4,000	55,513
	Welcia Holdings Co., Ltd.	5,900	428,330
	West Holdings Corp.	20,670	341,529
	Will Group, Inc.	5,300	31,458
	WIN-Partners Co., Ltd.	6,800	56,219
	Wood One Co., Ltd.	5,300	53,810
	World Co., Ltd.	15,000	175,980
	World Holdings Co., Ltd.	7,600	100,696
	Wowow, Inc.	4,100	97,116
	Xebio Holdings Co., Ltd.	27,600	228,210
	YAC Holdings Co., Ltd.	6,500	27,870
	Yachiyo Industry Co., Ltd.	5,900	23,654
	Yahagi Construction Co., Ltd.	24,500	181,000
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	44,536
	Yakult Honsha Co., Ltd.	1,400	81,327
	YAKUODO Holdings Co., Ltd.	5,200	123,184
	YAMABIKO Corp.	35,600	274,370
	Yamada Denki Co., Ltd.	145,208	688,598
	Yamagata Bank, Ltd. (The)	24,499	288,746
	Yamaguchi Financial Group, Inc.	221,000	1,191,035
#	Yamaha Corp.	9,000	363,287
	Yamaha Motor Co., Ltd.	166,400	2,140,865
	Yamaichi Electronics Co., Ltd.	19,500	265,953
#	YA-MAN, Ltd.	15,500	97,759
	Yamanashi Chuo Bank, Ltd. (The)	23,900	177,994
	Yamatane Corp.	6,800	76,347
	Yamato Corp.	10,100	62,118
	Yamato Holdings Co., Ltd.	8,900	155,338
	Yamato International, Inc.	7,300	22,901
	Yamato Kogyo Co., Ltd.	44,800	879,187
	Yamaya Corp.	2,600	52,542
	Yamazaki Baking Co., Ltd.	2,500	44,210
	Yamazen Corp.	48,000	403,660
#	Yaoko Co., Ltd.	8,900	551,659
	Yashima Denki Co., Ltd.	11,200	85,473
	Yaskawa Electric Corp.	13,000	423,861
	Yasuda Logistics Corp.	13,600	108,909
	Yasunaga Corp.	6,200	56,862
#	Yasuragi Co., Ltd.	23,000	401,406
	YE DIGITAL Corp.	2,400	8,840
	Yellow Hat, Ltd.	31,600	439,057
	Yodogawa Steel Works, Ltd.	23,700	372,879
	Yokogawa Bridge Holdings Corp.	21,100	370,354
	Yokogawa Electric Corp.	76,300	1,039,996
	Yokohama Reito Co., Ltd.	50,700	427,979
	Yokohama Rubber Co., Ltd. (The)	107,999	1,373,630
	Yokowo Co., Ltd.	11,600	261,778
	Yomeishu Seizo Co., Ltd.	6,100	107,304
	Yomiuri Land Co., Ltd.	3,000	96,292
	Yondenko Corp.	2,400	52,843
	Yondoshi Holdings, Inc.	9,900	160,459
	Yorozu Corp.	21,500	227,335

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yoshinoya Holdings Co., Ltd.	24,000	$495,975
#	Yotai Refractories Co., Ltd.	12,200	69,084
#	Yuasa Funashoku Co., Ltd.	1,500	42,682
	Yuasa Trading Co., Ltd.	17,800	479,002
	Yuken Kogyo Co., Ltd.	2,300	29,007
#	Yumeshin Holdings Co., Ltd.	33,200	183,540
	Yurtec Corp.	27,300	153,345
	Yushiro Chemical Industry Co., Ltd.	7,600	80,588
	Yutaka Giken Co., Ltd.	1,200	15,548
	Z Holdings Corp.	88,800	342,708
#	Zaoh Co., Ltd.	3,100	40,344
*	Zappallas, Inc.	5,000	15,842
	Zenitaka Corp. (The)	2,200	72,499
	Zenkoku Hosho Co., Ltd.	19,000	553,622
	Zenrin Co., Ltd.	23,800	250,879
	Zensho Holdings Co., Ltd.	20,650	406,483
	Zeon Corp.	124,600	1,091,768
	ZIGExN Co., Ltd.	31,300	91,233
	ZOZO, Inc.	14,100	227,511
	Zuiko Corp.	3,200	131,275

TOTAL JAPAN			690,846,277

NETHERLANDS — (3.2%)
	Aalberts NV	89,585	2,522,687
	ABN AMRO Bank NV	70,272	540,427
*	Accell Group NV	24,562	458,999
#	Aegon NV	1,251,335	3,236,759
#	Aegon NV	32,022	83,257
	AFC Ajax NV	70	1,103
	Akzo Nobel NV	8,366	634,928
*	Altice Europe NV	106,618	425,374
#	AMG Advanced Metallurgical Group NV	32,719	550,519
	Amsterdam Commodities NV	19,115	411,821
	APERAM SA	49,215	1,275,202
#	Arcadis NV	85,820	1,334,255
#	ArcelorMittal SA	151,964	1,668,571
	ASM International NV	41,559	4,594,777
	ASML Holding NV	9,650	2,783,254
	ASR Nederland NV	149,446	4,005,030
#*	Basic-Fit NV	24,094	489,437
#	BE Semiconductor Industries NV	51,270	2,121,850
#*	Beter Bed Holding NV	11,513	20,594
#	Boskalis Westminster	85,866	1,488,439
#	Brunel International NV	21,035	132,681
#	Coca-Cola European Partners P.L.C.	37,850	1,511,639
	Corbion NV	54,172	1,947,579
	Euronext NV	23,689	1,988,786
#	Flow Traders	41,273	1,376,851
#	ForFarmers NV	43,098	286,733
#*	Fugro NV	55,512	207,942
	GrandVision NV	485	12,902
#*	Heijmans NV	28,980	202,274
#	Heineken NV	17,965	1,529,058
	Hunter Douglas NV	3,414	159,112
#	IMCD NV	29,627	2,616,184
#	ING Groep NV, Sponsored ADR	33,099	182,045
	ING Groep NV	296,765	1,662,711
	Intertrust NV	82,149	1,292,872
*	Just Eat Takeaway.com NV	1,432	147,197

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Kendrion NV	12,982	$156,657
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	241,218
#	Koninklijke Ahold Delhaize NV	437,995	10,634,665
*	Koninklijke BAM Groep NV	269,098	449,570
	Koninklijke DSM NV	33,749	4,136,340
#	Koninklijke KPN NV	793,532	1,827,775
	Koninklijke Philips NV	7,366	321,102
	Koninklijke Philips NV	39,088	1,716,354
#	Koninklijke Vopak NV	61,770	3,553,432
*	Nederland Apparatenfabriek	3,190	121,463
	NN Group NV	68,330	1,976,620
#*	OCI NV	20,131	243,090
	Ordina NV	128,442	256,887
	PostNL NV	240,153	413,795
*	Prosus N.V.	19,559	1,478,778
	Randstad NV	112,767	4,538,369
#	SBM Offshore NV	174,605	2,213,134
	Signify NV	152,230	3,098,846
#	Sligro Food Group NV	17,157	267,958
#*	SNS NV	28,066	0
	TKH Group NV	36,619	1,284,723
	TomTom NV	64,579	508,464
	Van Lanschot Kempen NV	12,014	184,523
#	Wolters Kluwer NV	51,007	3,756,786

TOTAL NETHERLANDS			87,284,398

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	62,288	741,347
	Air New Zealand, Ltd.	498,312	406,884
	Arvida Group, Ltd.	185,401	154,870
	Auckland International Airport, Ltd.	250,669	925,669
*	CBL Corp., Ltd.	17,086	6,230
	Chorus, Ltd.	306,863	1,339,163
	Chorus, Ltd., ADR	462	9,951
#*	Comvita, Ltd.	10,651	23,029
	EBOS Group, Ltd.	40,916	552,610
	Fisher & Paykel Healthcare Corp., Ltd.	1,827	30,523
#	Fletcher Building, Ltd.	474,863	1,063,930
#	Fletcher Building, Ltd.	3,803	8,549
#*	Fonterra Co-operative Group, Ltd.	17,914	40,238
	Freightways, Ltd.	126,909	515,463
	Genesis Energy, Ltd.	88,665	151,646
#	Gentrack Group, Ltd.	19,890	18,105
	Hallenstein Glasson Holdings, Ltd.	33,517	78,542
	Heartland Group Holdings, Ltd.	488,337	334,944
	Infratil, Ltd.	126,811	355,070
	Investore Property, Ltd.	63,724	66,556
	Kathmandu Holdings, Ltd.	476,560	228,841
	Mainfreight, Ltd.	30,543	677,799
	Metlifecare, Ltd.	199,615	510,756
*	Metro Performance Glass, Ltd.	86,994	8,990
	New Zealand Refining Co., Ltd. (The)	154,623	87,001
*	NZME, Ltd.	54,625	5,776
	NZX, Ltd.	158,994	124,170
	Oceania Healthcare, Ltd.	368,407	171,925
	PGG Wrightson, Ltd.	5,415	8,789
#	Port of Tauranga, Ltd.	33,821	138,411
*	Pushpay Holdings, Ltd.	13,370	34,945
*	Restaurant Brands New Zealand, Ltd.	16,705	122,374

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Ryman Healthcare, Ltd.	46,990	$342,785
	Sanford, Ltd.	53,079	226,682
	Scales Corp., Ltd.	76,184	225,380
#	Skellerup Holdings, Ltd.	107,331	126,906
*	SKY Network Television, Ltd.	382,350	65,263
	SKYCITY Entertainment Group, Ltd.	476,328	768,748
	Spark New Zealand, Ltd.	246,760	667,810
	Steel & Tube Holdings, Ltd.	101,052	39,651
	Summerset Group Holdings, Ltd.	254,464	938,488
*	Synlait Milk, Ltd.	17,014	71,044
	Tourism Holdings, Ltd.	91,023	70,765
*	TOWER, Ltd.	124,179	45,296
#	Trustpower, Ltd.	8,621	34,184
	Turners Automotive Group, Ltd.	16,478	17,388
	Vector, Ltd.	33,846	72,910
	Vista Group International, Ltd.	53,537	40,552
	Warehouse Group, Ltd. (The)	50,707	66,620
	Z Energy, Ltd.	264,638	498,526

TOTAL NEW ZEALAND			13,262,094

NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	325,871	110,096
	AF Gruppen ASA	7,627	125,328
*	Akastor ASA	111,833	43,612
#*	Aker ASA, Class A	12,929	341,071
	Aker BP ASA	9,134	149,957
#*	Aker Solutions ASA	86,645	56,641
	American Shipping Co. ASA	39,390	100,722
#*	Archer, Ltd.	100,907	16,220
	Atea ASA	46,433	406,488
	Austevoll Seafood ASA	37,855	294,884
#	Avance Gas Holding, Ltd.	43,525	92,387
#*	Axactor SE	95,436	62,112
#	B2Holding ASA	166,279	67,056
	Bakkafrost P/F	1,692	83,481
	Bonheur ASA	24,393	430,633
#*	Borr Drilling Ltd.	1,670	1,177
*	Borr Drilling Ltd.	712	633
	Borregaard ASA	39,309	365,065
*	BW Energy, Ltd.	23,418	29,121
	BW LPG, Ltd.	89,949	306,893
*	BW Offshore, Ltd.	114,767	322,649
	DNB ASA	108,244	1,310,608
#	DNO ASA	532,505	240,588
	Entra ASA	12,975	163,366
	Equinor ASA	102,610	1,420,821
	Europris ASA	171,503	629,472
#	FLEX LNG, Ltd.	39,625	205,055
	Frontline, Ltd.	51,233	480,474
	Gjensidige Forsikring ASA	6,829	120,497
	Golar LNG, Ltd.	3,400	24,106
	Grieg Seafood ASA	30,694	301,024
*	Hexagon Composites ASA	11,715	31,857
#	Hoegh LNG Holdings, Ltd.	33,781	36,713
#*	Kongsberg Automotive ASA	310,793	33,144
	Kongsberg Gruppen ASA	25,840	332,051
#*	Kvaerner ASA	180,852	111,985
	Leroy Seafood Group ASA	21,280	113,012
	Magnora ASA	11,522	8,772

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	16,937	$290,087
#*	NEL ASA	413,413	505,964
*	Nordic Semiconductor ASA	41,184	241,651
	Norsk Hydro ASA	170,836	433,387
	Norway Royal Salmon ASA	5,352	108,535
#*	Norwegian Air Shuttle ASA	37,977	18,921
*	Norwegian Finans Holding ASA	142,285	759,206
#	Ocean Yield ASA	88,538	229,571
*	Odfjell Drilling, Ltd.	81,150	66,625
*	Odfjell SE, Class A	11,269	25,821
	Olav Thon Eiendomsselskap ASA	2,890	37,183
	Orkla ASA	26,261	237,212
*	Otello Corp. ASA	93,693	86,219
#*	PGS ASA	244,109	87,163
*	Protector Forsikring ASA	29,964	100,783
*	Q-Free ASA	14,166	5,441
#*	REC Silicon ASA	170,410	53,096
	Salmar ASA	5,680	221,367
*	Sbanken ASA	84,781	451,505
#	Scatec Solar ASA	16,768	244,117
	Schibsted ASA, Class A	3,507	74,401
	Schibsted ASA, Class B	5,127	99,579
	Selvaag Bolig ASA	38,194	158,269
	SpareBank 1 SR-Bank ASA	152,665	969,455
	Stolt-Nielsen, Ltd.	20,957	178,550
	Storebrand ASA	292,661	1,469,118
*	Subsea 7 SA	155,084	851,278
	TGS NOPEC Geophysical Co. ASA	119,470	1,829,603
	Tomra Systems ASA	13,341	443,279
	Treasure ASA	54,160	51,580
	Veidekke ASA	44,267	393,021
*	Wallenius Wilhelmsen ASA	32,962	36,254
	Wilh Wilhelmsen Holding ASA, Class A	9,394	94,478
#*	XXL ASA	35,254	35,229
#	Yara International ASA	7,962	270,425

TOTAL NORWAY			20,128,144

PORTUGAL — (0.2%)
	Altri SGPS SA	71,462	377,161
	Banco Comercial Portugues SA, Class R	6,249,520	699,215
*	Banco Espirito Santo SA	712,067	0
	CTT-Correios de Portugal SA	114,977	271,268
	EDP Renovaveis SA	35,906	440,217
	Galp Energia SGPS SA	174,791	2,017,282
	Jeronimo Martins SGPS SA	16,289	276,156
#	Mota-Engil SGPS SA	64,984	81,840
	Navigator Co. SA (The)	210,377	546,619
	NOS SGPS SA	197,696	740,492
	Novabase SGPS SA	3,851	11,369
#	REN - Redes Energeticas Nacionais SGPS SA	38,179	103,414
	Semapa-Sociedade de Investimento e Gestao	31,003	305,988
	Sonae Capital SGPS SA	82,383	44,308
	Sonae SGPS SA	857,041	677,280

TOTAL PORTUGAL			6,592,609

SINGAPORE — (0.9%)
	Accordia Golf Trust	702,300	282,678
	AEM Holdings, Ltd.	84,500	145,994

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	AF Global, Ltd.	14,430	$1,190
	Amara Holdings, Ltd.	90,000	22,922
	Ascendas India Trust	365,200	326,434
	Avarga, Ltd.	134,000	12,515
	Banyan Tree Holdings, Ltd.	139,800	27,665
	Bonvests Holdings, Ltd.	30,000	17,198
	Boustead Projects, Ltd.	26,174	14,076
	Boustead Singapore, Ltd.	181,732	77,133
	Bukit Sembawang Estates, Ltd.	101,100	280,005
	Bund Center Investment, Ltd.	22,000	8,304
	CapitaLand, Ltd.	114,501	242,944
	Centurion Corp., Ltd.	103,500	28,159
	China Aviation Oil Singapore Corp., Ltd.	183,200	133,197
	China Sunsine Chemical Holdings, Ltd.	296,200	79,549
#	Chip Eng Seng Corp., Ltd.	340,700	124,979
	City Developments, Ltd.	53,100	296,816
#	Civmec, Ltd.	140,800	33,460
	ComfortDelGro Corp., Ltd.	487,600	568,455
*	COSCO Shipping International Singapore Co., Ltd.	377,600	61,198
	CSE Global, Ltd.	144,800	40,079
	Dairy Farm International Holdings, Ltd.	37,000	177,312
	DBS Group Holdings, Ltd.	57,315	806,944
	Del Monte Pacific, Ltd.	222,059	16,831
	Delfi, Ltd.	38,100	18,239
	Duty Free International, Ltd.	126,400	12,284
	Elec & Eltek International Co., Ltd.	14,000	30,108
#*	Ezion Holdings, Ltd.	3,070,344	17,636
#*	Ezra Holdings, Ltd.	1,882,853	14,297
	Far East Orchard, Ltd.	133,284	95,378
	First Resources, Ltd.	427,300	380,357
	Food Empire Holdings, Ltd.	115,500	41,558
	Fragrance Group, Ltd.	222,000	17,786
	Frasers Property, Ltd.	193,800	168,372
	Frencken Group, Ltd.	276,400	144,119
	Fu Yu Corp., Ltd.	518,400	84,049
*	Gallant Venture, Ltd.	254,500	20,186
	Genting Singapore, Ltd.	463,900	257,403
	Geo Energy Resources, Ltd.	373,800	19,897
	GL, Ltd.	264,200	108,028
	Golden Agri-Resources, Ltd.	6,377,500	701,319
	Golden Energy & Resources, Ltd.	70,900	8,835
	Great Eastern Holdings, Ltd.	3,000	39,709
*	GSH Corp., Ltd.	32,600	4,507
	GuocoLand, Ltd.	255,033	255,123
*	Halcyon Agri Corp., Ltd.	145,408	38,293
	Hanwell Holdings, Ltd.	237,300	31,368
#	Haw Par Corp., Ltd.	97,700	708,179
	Hiap Hoe, Ltd.	39,000	18,482
#	Hi-P International, Ltd.	148,500	111,834
	Ho Bee Land, Ltd.	153,500	224,679
	Hong Fok Corp., Ltd.	279,580	146,672
*	Hong Leong Asia, Ltd.	176,600	64,658
	Hong Leong Finance, Ltd.	83,700	135,571
	Hongkong Land Holdings, Ltd.	236,000	987,222
	Hotel Grand Central, Ltd.	67,060	44,390
	Hour Glass, Ltd. (The)	179,100	78,620
	Hutchison Port Holdings Trust	4,573,100	592,674
	Hwa Hong Corp., Ltd.	21,000	4,174
*	Hyflux, Ltd.	455,600	46

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	IGG, Inc.	703,000	$446,970
	Indofood Agri Resources, Ltd.	512,100	111,398
#	Japfa, Ltd.	644,840	259,509
	Jardine Cycle & Carriage, Ltd.	42,244	600,621
*	k1 Ventures, Ltd.	113,100	0
	Keppel Corp., Ltd.	211,600	893,317
	Keppel Infrastructure Trust	552,199	193,378
	KSH Holdings, Ltd.	112,625	23,558
#	Lian Beng Group, Ltd.	366,200	98,399
	Low Keng Huat Singapore, Ltd.	98,100	26,969
	Mandarin Oriental International, Ltd.	59,300	82,824
	Metro Holdings, Ltd.	401,100	199,964
#*	Midas Holdings, Ltd.	1,120,000	28,593
*	mm2 Asia, Ltd.	125,000	15,725
	Nera Telecommunications, Ltd.	43,000	5,519
	NetLink NBN Trust	92,100	65,175
	NSL, Ltd.	11,500	6,509
	Olam International, Ltd.	116,900	123,766
	OUE, Ltd.	209,000	165,923
	Oversea-Chinese Banking Corp., Ltd.	65,266	416,417
	Overseas Education, Ltd.	31,900	6,885
	Oxley Holdings, Ltd.	667,757	108,194
	Pacific Century Regional Developments, Ltd.	79,400	16,850
	Pan-United Corp., Ltd.	58,750	11,813
	Penguin International, Ltd.	101,800	36,625
	Q&M Dental Group Singapore, Ltd.	111,700	38,022
	QAF, Ltd.	117,153	67,913
*	Raffles Education Corp., Ltd.	646,646	35,271
	Raffles Medical Group, Ltd.	270,983	166,628
#	Riverstone Holdings, Ltd.	98,400	81,529
	SATS, Ltd.	207,280	480,225
	Sembcorp Industries, Ltd.	1,094,600	1,253,980
*	Sembcorp Marine, Ltd.	693,600	366,691
	Sheng Siong Group, Ltd.	408,200	427,736
*	SHS Holdings, Ltd.	141,000	15,903
	SIA Engineering Co., Ltd.	59,600	78,675
	SIIC Environment Holdings, Ltd.	676,160	109,771
	Sinarmas Land, Ltd.	694,700	92,284
	Sing Holdings, Ltd.	86,800	20,253
	Sing Investments & Finance, Ltd.	13,500	10,692
#	Singapore Airlines, Ltd.	354,500	1,532,948
	Singapore Exchange, Ltd.	61,300	418,011
	Singapore Post, Ltd.	713,000	367,404
#	Singapore Press Holdings, Ltd.	283,500	304,437
	Singapore Technologies Engineering, Ltd.	65,800	159,351
	Singapore Telecommunications, Ltd.	21,700	42,889
	Stamford Land Corp., Ltd.	275,700	72,163
	StarHub, Ltd.	241,400	254,307
	Straits Trading Co., Ltd.	21,200	24,255
	Sunningdale Tech, Ltd.	117,600	83,882
#*	Swiber Holdings, Ltd.	189,500	2,741
	Tiong Woon Corp. Holding, Ltd.	68,000	19,200
#	Tuan Sing Holdings, Ltd.	402,591	71,154
	UMS Holdings, Ltd.	380,562	219,012
	United Industrial Corp., Ltd.	78,984	126,072
	United Overseas Bank, Ltd.	15,082	215,508
	UOB-Kay Hian Holdings, Ltd.	121,639	103,432
	UOL Group, Ltd.	241,287	1,160,510
	Venture Corp., Ltd.	60,700	678,364

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Wee Hur Holdings, Ltd.	112,000	$14,240
	Wilmar International, Ltd.	17,200	43,314
	Wing Tai Holdings, Ltd.	524,168	640,829
	XP Power, Ltd.	6,054	242,024
	Yangzijiang Shipbuilding Holdings Ltd.	2,412,700	1,673,040
	Yeo Hiap Seng, Ltd.	10,160	6,009
*	Yongnam Holdings, Ltd.	223,500	13,403

TOTAL SINGAPORE			25,131,062

SPAIN — (1.9%)
	Acciona SA	22,942	2,273,890
	Acerinox SA	26,764	201,618
	ACS Actividades de Construccion y Servicios SA	17,066	426,759
	Aena SME SA	3,273	414,314
	Alantra Partners SA	1,451	18,163
	Almirall SA	48,892	630,522
	Amadeus IT Group SA	35,894	1,713,309
*	Amper SA	490,630	91,220
	Applus Services SA	79,766	523,325
	Atresmedia Corp. de Medios de Comunicacion SA	79,901	206,853
	Banco Bilbao Vizcaya Argentaria SA	1,469,339	4,802,943
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	1,288,019
	Banco de Sabadell SA	4,141,513	1,717,055
	Banco Santander SA	1,635,486	3,654,308
#	Banco Santander SA, Sponsored ADR	73,135	158,703
	Bankia SA	1,068,634	1,087,484
	Bankinter SA	351,523	1,451,165
	Befesa S.A.	20,979	662,763
	Bolsas y Mercados Espanoles SHMSF SA	35,749	1,304,424
	CaixaBank SA	967,035	1,739,818
#*	Caja de Ahorros del Mediterraneo	8,736	0
	Cellnex Telecom SA	23,721	1,240,721
	Cia de Distribucion Integral Logista Holdings SA	34,685	619,137
	CIE Automotive SA	37,064	645,738
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	600,273
#*	Distribuidora Internacional de Alimentacion SA	534,721	77,412
	Ebro Foods SA	40,091	853,181
*	eDreams ODIGEO SA	37,385	87,717
	Elecnor SA	14,326	130,781
	Enagas SA	95,610	2,231,702
	Ence Energia y Celulosa SA	151,578	487,150
	Endesa SA	20,253	449,215
#	Ercros SA	85,372	240,651
	Euskaltel SA	73,973	589,620
	Faes Farma SA	268,724	1,174,994
	Ferrovial SA	10,174	254,751
*	Fluidra SA	15,617	174,030
	Fomento de Construcciones y Contratas SA	34,911	331,568
	Gestamp Automocion SA	20,510	51,359
*	Global Dominion Access SA	67,965	209,097
	Grifols SA	19,464	664,246
	Grupo Catalana Occidente SA	17,282	335,866
#*	Grupo Empresarial San Jose SA	8,089	40,024
*	Grupo Ezentis SA	71,326	23,620
	Iberdrola S.A.	333,252	3,315,115
	Iberpapel Gestion SA	2,868	64,056
#*	Indra Sistemas SA	105,913	913,389
	Laboratorios Farmaceuticos Rovi SA	3,920	111,766
	Liberbank SA	1,511,283	302,274

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	309,805	$568,491
*	Masmovil Ibercom SA	19,526	368,686
#	Mediaset Espana Comunicacion SA	92,561	331,673
	Melia Hotels International SA	95,055	436,171
	Miquel y Costas & Miquel SA	15,637	195,454
	Naturgy Energy Group SA	52,792	932,702
*	Neinor Homes SA	24,359	213,427
*	Obrascon Huarte Lain SA	158,055	127,322
*	Pharma Mar SA	65,337	390,633
*	Promotora de Informaciones SA, Class A	120,893	79,882
	Prosegur Cash S.A.	74,145	64,707
	Prosegur Cia de Seguridad SA	142,922	315,202
#*	Quabit Inmobiliaria SA	58,536	28,112
*	Realia Business SA	69,253	55,579
	Red Electrica Corp. SA	35,819	630,481
	Repsol SA, Sponsored ADR	3,901	35,145
	Repsol SA	217,565	1,974,796
	Sacyr S.A.	295,928	555,005
	Siemens Gamesa Renewable Energy SA	12,477	185,604
*	Solaria Energia y Medio Ambiente SA	34,708	354,139
*	Talgo SA	35,381	171,283
*	Tecnicas Reunidas SA	23,011	352,628
#	Telefonica SA, Sponsored ADR	94,790	432,242
	Telefonica SA	92,932	424,931
#	Tubacex SA	60,771	91,122
	Unicaja Banco SA	582,736	315,306
	Vidrala SA	9,262	829,724
	Viscofan SA	28,060	1,798,315
	Vocento SA	22,927	19,263
	Zardoya Otis SA	91,505	636,834

TOTAL SPAIN			53,500,967

SWEDEN — (2.7%)
	AAK AB	9,102	148,671
	AcadeMedia AB	99,359	513,333
*	Adapteo Oyj	36,052	258,520
#	AddLife AB, Class B	4,530	143,451
	AddNode Group AB	9,944	170,945
	AddTech AB, Class B	30,995	840,292
*	AF POYRY AB	62,873	1,142,281
*	Alfa Laval AB	28,585	534,166
#	Alimak Group AB	29,758	319,695
*	Arise AB	10,836	37,974
	Arjo AB, Class B	165,350	816,659
	Assa Abloy AB, Class B	26,509	474,562
	Atrium Ljungberg AB, Class B	3,740	51,830
*	Attendo AB	126,940	482,437
	Avanza Bank Holding AB	47,670	575,940
	Axfood AB	19,709	419,266
	BE Group AB	6,863	20,073
	Beijer Alma AB	29,777	284,097
	Beijer Electronics Group AB	17,085	66,452
	Beijer Ref AB	16,704	343,225
	Bergman & Beving AB	19,687	115,993
	Betsson AB	134,138	755,893
	Bilia AB, Class A	81,311	551,434
#	BillerudKorsnas AB	177,624	2,239,307
	BioArctic AB	6,351	44,651
	BioGaia AB, Class B	9,899	477,007

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Biotage AB	27,583	$340,971
	Bjorn Borg AB	12,600	15,074
#	Boliden AB	152,583	3,075,676
	Bonava AB, Class B	65,816	318,998
*	Bravida Holding AB	152,839	1,234,002
*	Bufab AB	32,505	262,040
#*	Bulten AB	17,151	89,503
	Bure Equity AB	61,569	1,124,181
#*	Byggmax Group AB	90,699	391,403
	Catena AB	6,667	212,142
*	Cavotec SA	14,187	23,517
	Clas Ohlson AB, Class B	32,394	284,300
*	Cloetta AB, Class B	250,153	576,050
#*	Collector AB	15,782	24,256
	Coor Service Management Holding AB	31,990	210,536
	Corem Property Group AB, Class B	16,593	31,935
	Dios Fastigheter AB	28,071	172,855
*	Dometic Group AB	267,593	1,788,417
*	Doro AB	15,675	51,943
	Duni AB	33,872	277,981
	Dustin Group AB	67,622	345,136
	Eastnine AB	14,309	163,542
	Elanders AB, Class B	8,383	42,799
#	Electrolux AB, Class B	29,344	401,246
#*	Electrolux Professional AB, Class B	39,242	90,345
	Elekta AB, Class B	21,378	194,228
*	Eltel AB	39,179	79,569
*	Enea AB	11,221	151,758
*	Essity AB, Class A	1,404	45,510
*	Essity AB, Class B	23,449	759,592
	Evolution Gaming Group AB	10,044	459,981
*	Fastighets AB Balder, Class B	1,650	65,203
#	FastPartner AB, Class A	8,637	61,339
#*	Fingerprint Cards AB, Class B	137,190	215,649
	Getinge AB, Class B	23,399	448,496
	Granges AB	79,689	582,277
*	Gunnebo AB	79,676	141,842
	Haldex AB	33,679	122,195
	Heba Fastighets AB, Class B	2,700	23,457
#	Hennes & Mauritz AB, Class B	25,878	353,742
	Hexagon AB, Class B	2,774	136,126
*	Hexpol AB	86,222	619,439
	HIQ International AB	46,000	190,177
*	HMS Networks AB	1,323	22,789
*	Hoist Finance AB	76,406	210,421
	Holmen AB, Class B	11,742	336,880
	Hufvudstaden AB, Class A	5,786	74,139
	Humana AB	22,242	94,733
	Husqvarna AB, Class A	7,492	46,265
	Husqvarna AB, Class B	94,158	566,576
	ICA Gruppen AB	9,529	416,945
	Indutrade AB	18,665	600,060
#*	International Petroleum Corp.	65,905	102,743
#	Intrum AB	39,889	608,041
	Inwido AB	93,938	540,030
*	ITAB Shop Concept AB, Class B	3,909	4,523
	JM AB	43,406	804,415
#	Kindred Group P.L.C.	109,207	517,128
	Klovern AB, Class B	55,494	74,959

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	KNOW IT AB	20,767	$305,206
	Kungsleden AB	43,418	330,648
	Lagercrantz Group AB, Class B	38,259	529,406
	Lifco AB, Class B	7,828	370,011
	Lindab International AB	92,604	848,529
	Loomis AB, Class B	64,967	1,584,268
	Lundin Energy AB	7,830	201,458
*	Medivir AB, Class B	9,800	16,354
#*	Mekonomen AB	51,417	266,280
#	Millicom International Cellular SA	37,546	975,674
*	Modern Times Group MTG AB, Class B	89,194	897,342
	Momentum Group AB, Class B	21,198	192,979
	Mycronic AB	33,950	567,123
	NCC AB, Class B	45,617	695,422
#*	Nederman Holding AB	796	8,709
*	Net Insight AB, Class B	156,574	28,991
	New Wave Group AB, Class B	49,521	149,568
	Nibe Industrier AB, Class B	21,951	409,535
	Nobia AB	127,874	478,111
	Nobina AB	119,787	653,203
	Nolato AB, Class B	12,730	669,083
	Nordic Entertainment Group AB, Class B	16,107	381,759
	Nordic Waterproofing Holding A.S.	6,260	54,280
	NP3 Fastigheter AB	5,891	48,152
*	Nyfosa AB	52,318	320,334
*	OEM International AB, Class B	3,022	62,600
*	Orexo AB	6,724	43,952
*	Pandox AB	48,897	518,118
	Peab AB, Class B	157,691	1,201,281
	Platzer Fastigheter Holding AB, Class B	19,655	150,909
	Pricer AB, Class B	107,548	216,520
	Proact IT Group AB	7,134	91,602
#*	Qliro Group AB	73,546	33,191
*	Ratos AB, Class B	233,127	551,835
*	RaySearch Laboratories AB	13,042	99,148
#	Recipharm AB, Class B	37,070	440,442
	Resurs Holding AB	112,957	415,627
	Rottneros AB	89,739	87,468
#*	Saab AB, Class B	41,673	950,566
#	Sagax AB, Class B	14,575	157,791
	Samhallsbyggnadsbolaget i Norden AB	189,129	366,260
	Samhallsbyggnadsbolaget i Norden AB	13,648	36,930
*	Sandvik AB	71,747	1,103,714
#*	SAS AB	342,890	320,605
	Scandi Standard AB	48,812	319,113
#	Scandic Hotels Group AB	61,751	282,918
	Sectra AB, Class B	11,719	498,150
#	Securitas AB, Class B	52,371	619,664
*	Semcon AB	12,800	71,442
#*	Sensys Gatso Group AB	659,140	76,518
	Skandinaviska Enskilda Banken AB, Class A	165,990	1,366,506
*	Skanska AB, Class B	56,894	1,082,449
	SKF AB, Class A	2,752	43,429
	SKF AB, Class B	232,669	3,672,357
#	SkiStar AB	39,896	370,607
*	SSAB AB, Class A	19,797	48,129
#*	SSAB AB, Class A	134,228	322,430
*	SSAB AB, Class B, Share, Class B	112,074	258,439
#*	SSAB AB, Class B	286,198	661,463

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Svenska Cellulosa AB SCA, Class A	7,179	$76,984
*	Svenska Cellulosa AB SCA, Class B	148,130	1,571,172
#*	Svenska Handelsbanken AB, Class A	158,678	1,448,308
#*	Svenska Handelsbanken AB, Class B	4,398	43,893
	Sweco AB, Class B	13,080	446,878
	Swedbank AB, Class A	92,363	1,093,037
	Swedish Match AB	10,042	620,560
#*	Swedish Orphan Biovitrum AB	9,181	175,900
	Systemair AB	9,336	131,858
	Tele2 AB, Class B	46,645	601,471
	Telefonaktiebolaget LM Ericsson, Class A	2,150	20,307
	Telefonaktiebolaget LM Ericsson, Class B	84,702	723,622
	Telia Co. AB	344,690	1,198,474
	Thule Group AB	37,389	697,187
*	Trelleborg AB, Class B	139,190	1,772,434
	Troax Group AB	16,507	189,078
*	VBG Group AB, Class B	3,664	50,572
#	Vitrolife AB	8,494	154,128
	Volvo AB, Class A	26,969	344,753
	Volvo AB, Class B	195,670	2,507,425
	Wallenstam AB, Class B	10,991	113,981
	Wihlborgs Fastigheter AB	7,467	106,548

TOTAL SWEDEN			74,661,397

SWITZERLAND — (7.1%)
	ABB, Ltd., Sponsored ADR	1,872	35,119
	ABB, Ltd.	174,023	3,303,352
	Adecco Group AG	88,563	3,875,579
#*	Alcon, Inc.	30,390	1,604,896
*	Alcon, Inc.	66,648	3,517,482
	Allreal Holding AG	22,133	4,111,025
	ALSO Holding AG	7,519	1,546,850
*	ams AG	49,021	643,492
	APG SGA SA	783	143,614
#*	Arbonia AG	37,885	321,237
*	Aryzta AG	1,022,668	415,534
*	Ascom Holding AG	16,582	125,760
#*	Autoneum Holding AG	3,201	281,376
	Bachem Holding AG, Class B	1,654	390,724
	Baloise Holding AG	37,208	5,566,965
	Banque Cantonale de Geneve	1,622	305,980
	Banque Cantonale Vaudoise	2,034	1,795,961
	Barry Callebaut AG	145	283,914
	Belimo Holding AG	180	1,198,367
*	Bell Food Group AG	2,481	633,610
	Bellevue Group AG	10,612	238,591
	Berner Kantonalbank AG	5,108	1,190,981
	BKW AG	6,675	541,448
#	Bobst Group SA	9,691	483,748
	Bossard Holding AG, Class A	6,794	847,366
#	Bucher Industries AG	7,960	2,244,999
	Burckhardt Compression Holding AG	955	193,779
	Burkhalter Holding AG	2,283	147,801
	Calida Holding AG	4,273	131,395
#	Carlo Gavazzi Holding AG	371	69,343
	Cembra Money Bank AG	32,336	3,074,113
	Chocoladefabriken Lindt & Spruengli AG	6	503,738
	Cicor Technologies, Ltd.	1,805	70,753
	Cie Financiere Richemont SA	55,033	3,122,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Tradition SA	1,288	$150,809
	Clariant AG	237,945	4,398,590
	Coltene Holding AG	4,044	270,133
	Conzzeta AG	1,638	1,403,843
	Credit Suisse Group AG	164,338	1,500,511
	Credit Suisse Group AG, Sponsored ADR	78,146	706,436
	Daetwyler Holding AG	2,904	497,691
	DKSH Holding AG	42,741	2,406,784
	dormakaba Holding AG	1,607	801,959
*	Dottikon Es Holding AG	27	20,866
#	Dufry AG	25,556	836,844
#	EFG International AG	166,321	1,032,730
	Emmi AG	2,821	2,591,237
	EMS-Chemie Holding AG	835	539,971
	Energiedienst Holding AG	1,651	52,504
*	Evolva Holding SA	525,696	120,047
#	Feintool International Holding AG	1,967	96,379
#	Fenix Outdoor International AG	403	32,222
*	Flughafen Zurich AG	15,335	1,896,429
	Forbo Holding AG	1,074	1,442,380
	Galenica AG	30,946	2,216,054
#*	GAM Holding AG	141,610	297,297
	Geberit AG	3,368	1,506,179
	Georg Fischer AG	4,182	3,121,021
	Givaudan SA	466	1,562,630
	Gurit Holding AG	392	559,022
	Helvetia Holding AG	26,681	2,432,120
*	Hiag Immobilien Holding AG	1,074	98,336
#*	HOCHDORF Holding AG	837	55,453
	Huber & Suhner AG	16,591	1,059,489
	Implenia AG	16,861	689,650
	Inficon Holding AG	1,281	865,903
	Interroll Holding AG	658	1,251,097
	Intershop Holding AG	509	261,302
	Investis Holding SA	925	78,370
	IWG P.L.C.	390,069	1,166,436
	Julius Baer Group, Ltd.	94,003	3,691,982
	Jungfraubahn Holding AG	3,075	420,578
	Kardex AG	5,933	856,869
#*	Komax Holding AG	3,885	563,506
#	Kudelski SA	29,355	103,542
	Kuehne + Nagel International AG	4,892	699,763
	LafargeHolcim, Ltd.	86,199	3,580,099
	LafargeHolcim, Ltd.	28,089	1,174,611
	Landis & Gyr Group AG	23,146	1,563,049
*	Lastminute.com NV	3,078	67,618
	LEM Holding SA	284	367,279
	Liechtensteinische Landesbank AG	15,182	865,308
	Logitech International SA	88,147	4,245,446
	Logitech International SA	22,459	1,084,320
	Lonza Group AG	6,035	2,635,277
	Luzerner Kantonalbank AG	3,223	1,308,259
*	MCH Group AG	200	2,818
#*	Meier Tobler Group AG	2,683	33,726
	Metall Zug AG	190	359,181
#*	Meyer Burger Technology AG	138,380	35,154
*	Mikron Holding AG	4,766	23,704
	Mobilezone Holding AG	29,270	259,200
	Mobimo Holding AG	10,567	2,912,816

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Nestle SA	126,847	$13,434,368
	Novartis AG, Sponsored ADR	70,669	5,987,784
	Novartis AG	26,754	2,283,145
#	OC Oerlikon Corp. AG	150,757	1,132,191
*	Orascom Development Holding AG	10,410	89,997
#	Orell Fuessli Holding AG	184	17,626
	Orior AG	6,068	504,047
	Partners Group Holding AG	1,784	1,405,863
	Phoenix Mecano AG	581	222,237
	Plazza AG, Class A	757	218,976
	PSP Swiss Property AG	9,687	1,125,313
	Rieter Holding AG	2,766	269,793
	Roche Holding AG CH0012032048	934	323,442
	Romande Energie Holding SA	77	83,628
	Schaffner Holding AG	381	63,208
	Schindler Holding AG	2,586	556,107
#*	Schmolz + Bickenbach AG	449,892	84,426
	Schweiter Technologies AG	1,156	1,147,422
	SFS Group AG	20,162	1,595,447
	SGS SA	364	821,075
	Siegfried Holding AG	4,074	1,856,985
	SIG Combibloc Group AG	191,187	3,096,608
	Sika AG	16,775	2,774,739
	Sonova Holding AG	4,240	765,802
	St Galler Kantonalbank AG	3,061	1,321,729
	Straumann Holding AG	353	268,572
	Sulzer AG	16,925	1,197,096
	Sunrise Communications Group AG	39,557	3,168,577
	Swatch Group AG (The)	18,596	3,731,505
	Swatch Group AG (The)	17,314	673,123
	Swiss Life Holding AG	7,697	2,729,535
	Swiss Prime Site AG	48,702	4,636,747
#	Swiss Re AG	37,153	2,699,771
	Swisscom AG	4,153	2,157,865
	Swissquote Group Holding SA	15,093	980,156
	Tecan Group AG	2,990	962,607
#	Temenos AG	13,361	1,731,338
	Thurgauer Kantonalbank	690	73,947
#*	Tornos Holding AG	5,138	22,827
	TX Group AG	2,451	163,065
#	u-blox Holding AG	5,295	370,884
	UBS Group AG	248,453	2,660,309
*	UBS Group AG	156,997	1,689,288
	Valiant Holding AG	11,948	1,154,108
#*	Valora Holding AG	3,464	622,232
#	Varia US Properties AG	841	32,094
	VAT Group AG	9,825	1,621,531
	Vaudoise Assurances Holding SA	1,126	548,615
	Vetropack Holding AG	192	565,302
	Vifor Pharma AG	19,818	2,973,176
*	Von Roll Holding AG	8,846	5,010
	Vontobel Holding AG	51,799	2,689,950
	VP Bank AG	3,915	517,666
	VZ Holding AG	9,565	667,731
	Walliser Kantonalbank	1,247	138,677
	Warteck Invest AG	32	68,166
#	Ypsomed Holding AG	3,233	424,042
	Zehnder Group AG	10,509	411,812
	Zug Estates Holding AG, Class B	246	490,666

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zuger Kantonalbank AG	71	$463,055
	Zurich Insurance Group AG	15,735	4,988,850

TOTAL SWITZERLAND			197,315,785

UNITED KINGDOM — (11.8%)
	3i Group P.L.C.	166,532	1,635,987
	4imprint Group P.L.C.	8,121	191,205
	888 Holdings P.L.C.	181,616	329,797
	A.G. Barr P.L.C.	66,866	415,365
	AA P.L.C.	199,306	67,869
	Admiral Group P.L.C.	25,512	744,455
*	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	213,080	1,228,756
	Alliance Pharma P.L.C.	121,482	115,526
	Allied Minds P.L.C.	36,703	14,521
	Anglo American P.L.C.	277,842	4,941,434
	Anglo Pacific Group P.L.C.	95,643	190,961
	Anglo-Eastern Plantations P.L.C.	5,452	32,896
	Antofagasta P.L.C.	50,056	512,569
	Arrow Global Group P.L.C.	162,912	206,855
	Ascential P.L.C.	173,458	550,874
#	Ashmore Group P.L.C.	197,162	940,035
	Ashtead Group P.L.C.	83,267	2,274,457
*	ASOS P.L.C.	13,541	408,556
	Associated British Foods P.L.C.	8,721	207,031
	Auto Trader Group P.L.C.	189,965	1,093,534
	Aviva P.L.C.	985,226	2,979,448
	Avon Rubber P.L.C.	21,764	725,069
	B&M European Value Retail SA	337,744	1,412,427
	Babcock International Group P.L.C.	589,561	3,122,707
	BAE Systems P.L.C.	208,434	1,329,482
	Balfour Beatty P.L.C.	422,285	1,374,412
	Bank of Georgia Group P.L.C.	43,925	551,323
	Barclays P.L.C., Sponsored ADR	336,930	1,782,360
	Barclays P.L.C.	833,914	1,113,525
	Barratt Developments P.L.C.	204,230	1,331,448
	Beazley P.L.C.	249,113	1,231,749
	Begbies Traynor Group P.L.C.	15,983	20,883
	Bellway P.L.C.	88,259	2,953,263
	Berkeley Group Holdings P.L.C.	15,065	790,808
#	BHP Group P.L.C., ADR	67,738	2,265,159
	Biffa P.L.C.	108,599	300,188
	Bloomsbury Publishing P.L.C.	48,849	126,633
	Bodycote P.L.C.	198,022	1,448,704
*	Boohoo Group P.L.C.	213,548	867,736
#	BP P.L.C., Sponsored ADR	248,133	5,905,569
	BP P.L.C.	2,182,339	8,599,317
	Braemar Shipping Services P.L.C.	15,684	20,117
	Brewin Dolphin Holdings P.L.C.	241,191	831,035
#	British American Tobacco P.L.C., Sponsored ADR	7,962	303,750
	British American Tobacco P.L.C.	158,257	6,099,892
	Britvic P.L.C.	190,824	1,756,481
	BT Group P.L.C.	1,926,289	2,807,606
	Bunzl P.L.C.	25,249	548,023
	Burberry Group P.L.C.	26,801	465,360
	Burford Capital, Ltd.	62,277	391,213
*	Cairn Energy P.L.C.	543,842	766,242
*	Capita P.L.C.	790,573	387,102
	Capital & Counties Properties P.L.C.	49,364	103,092

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Card Factory P.L.C.	211,874	$111,650
	CareTech Holdings P.L.C.	34,284	181,291
	Carnival P.L.C.	4,660	64,216
#	Carnival P.L.C., ADR	4,899	68,194
	Carr’s Group P.L.C.	10,633	15,160
	Castings P.L.C.	9,986	41,233
	Centamin P.L.C.	1,175,120	2,275,236
	Centaur Media P.L.C.	24,139	7,905
	Central Asia Metals P.L.C.	27,827	49,873
	Centrica P.L.C.	4,007,819	2,004,535
	Chemring Group P.L.C.	212,059	527,449
	Chesnara P.L.C.	70,349	294,361
	Cineworld Group P.L.C.	501,000	413,044
*	Circassia Pharmaceuticals P.L.C.	36,010	12,671
	Clarkson P.L.C.	22,442	704,464
	Clinigen Group P.L.C.	34,096	308,921
	Close Brothers Group P.L.C.	96,110	1,317,956
	CLS Holdings P.L.C.	40,437	104,811
	CMC Markets P.L.C.	91,464	230,818
	Coats Group P.L.C.	306,453	177,257
	Coca-Cola HBC AG	31,360	794,622
	Compass Group P.L.C.	67,715	1,139,468
	Computacenter P.L.C.	61,493	1,123,840
*	Concentric AB	24,609	277,429
	ConvaTec Group P.L.C.	146,992	392,604
	Costain Group P.L.C.	101,506	100,722
	Countryside Properties P.L.C.	251,147	1,279,542
*	Countrywide P.L.C.	8,555	7,278
	Cranswick P.L.C.	31,978	1,495,729
	Crest Nicholson Holdings P.L.C.	310,123	999,275
	Croda International P.L.C.	20,197	1,238,443
	CVS Group P.L.C.	11,988	137,917
	Daejan Holdings P.L.C.	1,943	196,757
	Daily Mail & General Trust P.L.C., Class A	63,324	562,358
	Dart Group P.L.C.	86,338	697,518
	DCC P.L.C.	2,209	157,079
	De La Rue P.L.C.	33,691	28,335
#*	Debenhams P.L.C.	2,335,023	0
	Devro P.L.C.	164,604	329,291
	DFS Furniture P.L.C.	61,077	116,248
	Diageo P.L.C., Sponsored ADR	2,940	407,631
*	Dialight P.L.C.	11,223	27,993
*	Dialog Semiconductor P.L.C.	42,848	1,345,635
	Dignity P.L.C.	42,517	129,843
	Diploma P.L.C.	93,171	2,019,452
	Direct Line Insurance Group P.L.C.	481,287	1,639,764
	DiscoverIE Group P.L.C.	28,987	181,398
	Dixons Carphone P.L.C.	1,272,700	1,237,200
#	Domino’s Pizza Group P.L.C.	207,065	897,293
	Drax Group P.L.C.	452,646	1,186,657
	DS Smith P.L.C.	555,186	2,176,857
	Dunelm Group P.L.C.	58,420	674,972
#	easyJet P.L.C.	196,164	1,485,885
	Electrocomponents P.L.C.	307,730	2,235,356
	Elementis P.L.C.	368,094	324,009
	EMIS Group P.L.C.	37,849	498,942
#*	EnQuest P.L.C.	1,517,498	216,897
	Epwin Group P.L.C.	20,620	21,339
	Equiniti Group P.L.C.	322,406	695,081

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Essentra P.L.C.	199,994	$701,956
	Euromoney Institutional Investor P.L.C.	38,395	398,990
	Evraz P.L.C.	82,157	272,252
	Experian P.L.C.	52,061	1,563,411
	FDM Group Holdings P.L.C.	24,921	234,830
	Ferguson P.L.C.	13,813	995,922
	Ferrexpo P.L.C.	371,543	629,164
	First Derivatives P.L.C.	637	20,743
*	Firstgroup P.L.C.	1,518,583	1,278,740
	Forterra P.L.C.	23,168	70,203
*	Foxtons Group P.L.C.	154,604	82,753
*	Frasers Group P.L.C.	245,013	801,839
	Fresnillo P.L.C.	21,657	192,384
*	Frontier Developments P.L.C.	1,251	23,920
	Fuller Smith & Turner P.L.C., Class A	8,312	73,353
	G4S P.L.C.	508,888	698,592
	Galliford Try Holdings P.L.C.	154,745	292,928
	Games Workshop Group P.L.C.	18,463	1,397,364
*	Gamesys Group P.L.C.	25,675	283,680
	Gamma Communications P.L.C.	11,686	196,273
*	Gem Diamonds, Ltd.	267,121	128,145
#	Genel Energy P.L.C.	118,284	173,657
	Genus P.L.C.	12,068	518,469
*	Georgia Capital P.L.C.	24,268	128,120
#	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	3,259,920
	GlaxoSmithKline P.L.C.	16,968	353,996
	Glencore P.L.C.	1,308,307	2,451,034
	Go-Ahead Group P.L.C. (The)	44,581	752,346
	GoCo Group P.L.C.	94,361	98,747
	Grafton Group P.L.C.	152,989	1,220,761
	Grainger P.L.C.	344,909	1,158,796
	Greggs P.L.C.	109,352	2,515,224
	Gulf Keystone Petroleum, Ltd.	199,133	199,319
	GVC Holdings P.L.C.	211,274	2,005,373
	Gym Group P.L.C. (The)	6,129	12,836
	H&T Group P.L.C.	2,599	10,157
	Halfords Group P.L.C.	190,403	259,671
	Halma P.L.C.	36,528	960,335
	Hargreaves Lansdown P.L.C.	31,344	567,153
	Hastings Group Holdings P.L.C.	230,775	528,798
	Hays P.L.C.	831,499	1,132,854
	Headlam Group P.L.C.	39,397	148,530
	Helical P.L.C.	142,701	648,206
	Henry Boot P.L.C.	36,616	108,543
	Highland Gold Mining, Ltd.	253,574	748,732
	Hikma Pharmaceuticals P.L.C.	28,079	836,306
	Hill & Smith Holdings P.L.C.	70,961	1,028,723
	Hilton Food Group P.L.C.	19,828	279,323
	Hiscox, Ltd.	94,480	831,161
	Hochschild Mining P.L.C.	267,038	465,883
	HomeServe P.L.C.	115,256	1,614,465
*	Horizon Discovery Group P.L.C.	68,552	89,250
	Howden Joinery Group P.L.C.	314,734	2,075,421
	HSBC Holdings P.L.C.	160,618	825,570
	HSBC Holdings P.L.C., Sponsored ADR	311,326	8,010,418
	Hunting P.L.C.	108,698	249,179
	Huntsworth P.L.C.	68,679	92,980
	Hyve Group P.L.C.	307,883	88,416
	Ibstock P.L.C.	337,935	854,790

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IG Group Holdings P.L.C.	185,355	$1,756,839
	IMI P.L.C.	164,140	1,706,742
	Imperial Brands P.L.C.	85,499	1,798,767
	Inchcape P.L.C.	463,838	2,921,757
*	Indivior P.L.C.	856,168	531,848
	Informa P.L.C.	117,646	649,860
#	InterContinental Hotels Group P.L.C., ADR	4,801	218,722
	InterContinental Hotels Group P.L.C.	7,890	359,432
	Intermediate Capital Group P.L.C.	15,695	222,032
	International Consolidated Airlines Group SA	96,420	268,953
*	International Ferro Metals, Ltd.	82,212	0
	International Personal Finance P.L.C.	201,729	142,170
#*	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,270,571
	Investec P.L.C.	295,370	606,204
	iomart Group P.L.C.	5,469	22,039
*	IP Group P.L.C.	882,271	614,588
*	IQE P.L.C.	79,636	41,044
	ITV P.L.C.	1,076,529	1,033,661
	J D Wetherspoon P.L.C.	72,414	862,011
	J Sainsbury P.L.C.	421,214	1,048,314
	James Fisher & Sons P.L.C.	33,654	572,350
	James Halstead P.L.C.	2,127	13,364
	JD Sports Fashion P.L.C.	106,582	706,459
	John Laing Group P.L.C.	296,062	1,358,231
	John Menzies P.L.C.	70,679	112,516
	John Wood Group P.L.C.	509,590	1,290,326
	Johnson Matthey P.L.C.	76,989	1,929,000
	Jupiter Fund Management P.L.C.	335,155	921,334
*	Just Group P.L.C.	1,274,404	891,498
	Kainos Group P.L.C.	43,100	379,164
#	KAZ Minerals P.L.C.	231,345	1,203,258
	Keller Group P.L.C.	83,104	642,025
#*	Kier Group P.L.C.	146,792	153,670
	Kin & Carta P.L.C.	109,862	83,086
	Kingfisher P.L.C.	1,393,017	2,763,455
*	Lamprell P.L.C.	299,419	45,265
	Lancashire Holdings, Ltd.	118,689	913,144
	Legal & General Group P.L.C.	627,770	1,613,996
#*	Liberty Global P.L.C., Class A	12,962	251,722
*	Liberty Global P.L.C., Class C	31,782	581,928
	Liontrust Asset Management P.L.C.	21,151	285,223
	Lloyds Banking Group P.L.C.	6,332,142	2,562,035
#	Lloyds Banking Group P.L.C., ADR	464,511	729,282
	London Stock Exchange Group P.L.C.	6,844	640,594
	Lookers P.L.C.	248,660	79,097
*	Low & Bonar P.L.C.	678,552	127,322
	LSL Property Services P.L.C.	31,623	64,258
	M&G P.L.C.	1,302,355	2,159,077
	Man Group P.L.C.	879,674	1,473,812
	Marks & Spencer Group P.L.C.	1,527,320	1,779,429
	Marshalls P.L.C.	166,424	1,332,915
	Marston’s P.L.C.	604,608	287,896
	McBride P.L.C.	171,494	127,281
	McCarthy & Stone P.L.C.	290,794	258,905
	Mears Group P.L.C.	87,213	180,598
	Mediclinic International P.L.C.	477,217	1,551,608
	Meggitt P.L.C.	156,111	546,647
	Melrose Industries P.L.C.	894,646	1,118,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Micro Focus International P.L.C., Sponsored ADR	27,626	$163,823
	Micro Focus International P.L.C.	113,048	670,237
	Midwich Group P.L.C.	1,516	8,887
*	Mitchells & Butlers P.L.C.	249,117	556,385
	Mitie Group P.L.C.	230,787	214,800
	MJ Gleeson P.L.C.	7,755	73,528
	Mondi P.L.C.	94,607	1,670,693
	Moneysupermarket.com Group P.L.C.	276,883	1,103,180
	Morgan Advanced Materials P.L.C.	264,555	729,780
	Morgan Sindall Group P.L.C.	37,370	602,154
	Motorpoint group P.L.C.	16,362	40,013
	N Brown Group P.L.C.	178,636	55,359
#	Naked Wines P.L.C.	22,129	102,214
	National Express Group P.L.C.	326,417	1,123,245
	NCC Group P.L.C.	88,460	182,744
	Next Fifteen Communications Group P.L.C.	1,739	8,107
	Next P.L.C.	12,595	749,889
*	Ninety One P.L.C.	162,343	346,988
*	NMC Health P.L.C.	3,427	1,165
	Norcros P.L.C.	25,367	51,080
	Numis Corp. P.L.C.	16,841	56,323
*	Ocado Group P.L.C.	12,087	244,129
	On the Beach Group P.L.C.	95,956	335,745
	OneSavings Bank P.L.C.	171,220	525,485
	Oxford Instruments P.L.C.	38,319	590,670
	Pagegroup P.L.C.	226,177	1,070,485
	Paragon Banking Group P.L.C.	318,802	1,334,743
*	Parkmead Group P.L.C. (The)	27,786	10,802
	PayPoint P.L.C.	44,988	374,814
	Pearson P.L.C.	55,988	322,863
	Pearson P.L.C., Sponsored ADR	70,645	413,980
*	Pendragon P.L.C.	1,196,608	121,631
	Pennon Group P.L.C.	86,441	1,190,279
	Persimmon P.L.C.	49,329	1,366,721
*	Petra Diamonds, Ltd.	820,864	22,310
#	Petrofac, Ltd.	158,324	391,847
#*	Petropavlovsk P.L.C.	2,970,905	954,341
	Pets at Home Group P.L.C.	418,995	1,341,535
	Pharos Energy P.L.C.	272,956	61,270
	Phoenix Group Holdings P.L.C.	328,239	2,490,783
	Photo-Me International P.L.C.	237,475	139,863
	Playtech P.L.C.	227,646	667,860
	Plus500, Ltd.	79,430	1,244,929
	Polar Capital Holdings P.L.C.	3,907	19,600
	Polypipe Group P.L.C.	145,012	909,663
	Porvair P.L.C.	5,901	50,641
	PPHE Hotel Group, Ltd.	3,390	54,232
*	Premier Foods P.L.C.	1,516,790	869,930
#*	Premier Oil P.L.C.	903,090	368,779
	Provident Financial P.L.C.	65,198	158,988
#	Prudential P.L.C., ADR	2,030	57,368
	Prudential P.L.C.	25,712	362,730
*	PureTech Health P.L.C.	36,735	121,052
	PZ Cussons P.L.C.	211,344	497,737
	QinetiQ Group P.L.C.	215,825	825,348
	Quilter P.L.C.	520,851	805,525
	Rank Group P.L.C.	148,414	304,562
	Rathbone Brothers P.L.C.	28,266	537,320
*	Raven Property Group, Ltd.	38,819	17,291

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	REA Holdings P.L.C.	1,822	$1,281
	Reach P.L.C.	725,193	718,495
	Reckitt Benckiser Group P.L.C.	18,830	1,568,534
	Redde Northgate P.L.C.	172,932	390,132
	Redrow P.L.C.	384,544	2,234,319
	RELX P.L.C., Sponsored ADR	35,523	804,951
	RELX P.L.C.	1,141	25,965
	Renewi P.L.C.	941,358	300,653
	Renishaw P.L.C.	10,957	484,952
*	Renold P.L.C.	12,120	1,162
	Rentokil Initial P.L.C.	263,331	1,566,717
	Restaurant Group P.L.C. (The)	276,012	187,753
	Rhi Magnesita NV	7,622	236,465
	Rhi Magnesita NV	4,702	144,430
	Ricardo P.L.C.	28,030	137,436
	Rightmove P.L.C.	179,160	1,120,186
	Rio Tinto P.L.C.	5,471	253,956
	Rio Tinto P.L.C., Sponsored ADR	73,351	3,388,083
	RM P.L.C.	21,947	59,373
	Robert Walters P.L.C.	33,331	177,010
*	Rockhopper Exploration P.L.C.	153,117	12,212
	Rolls-Royce Holdings P.L.C.	125,627	519,964
	Rotork P.L.C.	476,961	1,486,888
	Royal Bank of Scotland Group P.L.C.	1,026,844	1,432,562
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	55,121	155,992
	Royal Dutch Shell P.L.C., Class A	42,151	693,991
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	5,359,566
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	124,340	3,975,150
	Royal Dutch Shell P.L.C., Class B	30,232	483,973
#	Royal Mail P.L.C.	1,044,837	2,180,422
	RPS Group P.L.C.	189,098	123,860
	RSA Insurance Group P.L.C.	95,325	432,018
	RWS Holdings P.L.C.	19,908	134,463
	Sabre Insurance Group P.L.C.	14,052	50,053
	Saga P.L.C.	1,084,650	222,245
	Sage Group P.L.C. (The)	126,384	1,016,442
	Sanne Group P.L.C.	3,771	30,733
*	Savannah Energy P.L.C.	103,820	10,146
	Savills P.L.C.	123,010	1,497,502
	Schroders P.L.C.	11,345	378,918
	Schroders P.L.C.	4,379	116,937
*	SDL P.L.C.	44,354	276,206
	Secure Trust Bank P.L.C.	460	4,567
	Senior P.L.C.	341,631	278,980
	Severfield P.L.C.	85,810	74,544
	Severn Trent P.L.C.	17,651	529,663
	SIG P.L.C.	359,993	108,587
	Signature Aviation P.L.C.	458,145	1,125,162
#	Smart Metering Systems P.L.C.	30,320	228,029
#	Smith & Nephew P.L.C., Sponsored ADR	4,035	160,068
	Smith & Nephew P.L.C.	40,935	801,060
	Smiths Group P.L.C.	48,246	751,210
	Softcat P.L.C.	85,111	1,208,547
	Spectris P.L.C.	26,313	887,292
	Speedy Hire P.L.C.	339,245	265,213
	Spirax-Sarco Engineering P.L.C.	13,079	1,431,358
	Spire Healthcare Group P.L.C.	300,555	364,673
	Spirent Communications P.L.C.	321,554	972,691
*	Sportech P.L.C.	45,735	9,870

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	SSE P.L.C.	139,213	$2,183,607
	SSP Group P.L.C.	228,419	807,280
	St James’s Place P.L.C.	140,953	1,500,893
	St. Modwen Properties P.L.C.	299,520	1,388,025
	Stagecoach Group P.L.C.	427,352	400,695
	Standard Chartered P.L.C.	631,178	3,225,120
	Standard Life Aberdeen P.L.C.	1,354,481	3,751,453
	SThree P.L.C.	84,180	228,049
#	Stobart Group, Ltd.	158,403	123,505
	Stock Spirits Group P.L.C.	99,575	235,786
*	Studio Retail Group P.L.C.	41,980	99,878
	Superdry P.L.C.	43,269	68,966
	Synthomer P.L.C.	306,803	1,093,545
	TalkTalk Telecom Group P.L.C.	347,317	360,682
	Tate & Lyle P.L.C.	230,850	2,068,499
	Taylor Wimpey P.L.C.	1,404,816	2,594,470
	TBC Bank Group P.L.C.	18,469	189,620
#	Ted Baker P.L.C.	26,392	50,847
	Telecom Plus P.L.C.	55,245	920,923
	TEN Entertainment Group P.L.C.	4,386	8,739
	Tesco P.L.C.	448,279	1,325,927
*	Thomas Cook Group P.L.C.	850,887	0
	Topps Tiles P.L.C.	105,193	47,555
	TP ICAP P.L.C.	595,955	2,544,262
	Travis Perkins P.L.C.	247,867	3,236,518
	Tribal Group P.L.C.	7,500	5,440
	Trifast P.L.C.	53,698	79,631
	TT Electronics P.L.C.	100,427	210,064
	TUI AG	86,705	352,221
#	TUI AG	44,549	177,470
#	Tullow Oil P.L.C.	1,103,882	358,318
	Tyman P.L.C.	4,336	9,188
	U & I Group P.L.C.	131,215	165,964
	UDG Healthcare P.L.C.	84,227	664,756
	Ultra Electronics Holdings P.L.C.	58,429	1,446,537
	United Utilities Group P.L.C.	24,834	281,117
	Urban & Civic P.L.C.	42,797	122,575
	Vectura Group P.L.C.	610,512	652,258
	Vertu Motors P.L.C.	177,200	54,919
	Vesuvius P.L.C.	261,620	1,318,420
	Victrex P.L.C.	47,258	1,184,094
*	Virgin Money UK P.L.C.	351,127	334,837
	Vistry Group P.L.C.	113,988	1,157,612
	Vitec Group P.L.C. (The)	12,644	106,963
	Vodafone Group P.L.C.	2,049,262	2,890,840
	Vodafone Group P.L.C., Sponsored ADR	137,986	1,951,125
	Volex P.L.C.	27,147	45,875
	Vp P.L.C.	1,659	14,186
	Watkin Jones P.L.C.	58,999	127,983
	Weir Group P.L.C (The)	166,482	1,989,568
	WH Smith P.L.C.	56,421	890,584
	Whitbread P.L.C.	45,825	1,719,022
	William Hill P.L.C.	617,166	884,685
	Wincanton P.L.C.	41,710	121,751
*	Wizz Air Holdings P.L.C.	3,856	139,358
	Wm Morrison Supermarkets P.L.C.	554,383	1,274,068
#	WPP P.L.C., Sponsored ADR	3,115	120,582
	WPP P.L.C.	123,790	960,501
*	Xaar P.L.C.	40,786	21,688

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Young & Co’s Brewery P.L.C., Class A	1,363	$19,950

TOTAL UNITED KINGDOM			327,240,007

UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	9,739	28,534
#*	Golden Star Resources, Ltd.	26,556	62,577
#	Ovintiv, Inc.	119,828	758,514
#	Ovintiv, Inc.	46,768	292,313
	Primo Water Corp. 74167P108	73,648	755,628
	Primo Water Corp. BLKVVX9	59,909	613,315
	Samsonite International SA	1,141,500	970,988
*	Sundance Energy, Inc.	5,254	16,548

TOTAL UNITED STATES			3,498,417

TOTAL COMMON STOCKS			2,577,289,356

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	520,754
	Biotest AG	11,540	264,643
	Draegerwerk AG & Co. KGaA	8,065	674,924
	Fuchs Petrolub SE	42,599	1,651,800
	Henkel AG & Co. KGaA	5,107	453,433
	Jungheinrich AG	31,493	568,713
	Porsche Automobil Holding SE	33,026	1,667,605
	Sartorius AG	5,122	1,438,981
	Schaeffler AG	2,972	20,068
	Sixt SE	11,719	544,323
	STO SE & Co. KGaA	1,710	172,203
	Villeroy & Boch AG	8,449	103,526
	Volkswagen AG	37,898	5,272,792

TOTAL GERMANY			13,353,765

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#*	Intercell AG Rights 05/16/13	1,270	0

CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	212,979	102,230
*	Pan American Silver Corp. Rights 02/22/29	122,913	58,998
*	Tervita Corp. Warrants 07/19/20	2,554	14

TOTAL CANADA			161,242

FRANCE — (0.0%)

*	Metabolic Explorer SA Warrants 03/19/21	24,334	747

ISRAEL — (0.0%)
*	Arko Holdings, Ltd. Rights 05/10/20	96	945

JAPAN — (0.0%)
*	Chiba Kogyo Bank, Ltd.	39,200	0

NEW ZEALAND — (0.0%)
*	Vista Group International, Ltd.	8,913	0

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	16,358	$8,494

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	926,726	0

SWEDEN — (0.0%)
* Anoto Group AB Warrants 04/30/21	2,510	57

TOTAL RIGHTS/WARRANTS		171,485

TOTAL INVESTMENT SECURITIES (Cost $2,815,307,552)		2,590,814,606

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)

@§ The DFA Short Term Investment Fund	15,781,260	182,604,958

TOTAL INVESTMENTS — (100.0%) (Cost $2,997,878,251)		$2,773,419,564

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$921,453	$149,029,410	—	$149,950,863
Austria	—	16,604,447	—	16,604,447
Belgium	731,384	33,946,583	—	34,677,967
Canada	231,068,599	1,372,448	—	232,441,047
China	—	1,981,335	—	1,981,335
Denmark	—	53,478,529	—	53,478,529
Finland	—	45,194,257	—	45,194,257
France	212,628	186,730,591	—	186,943,219
Germany	6,389,572	159,891,298	—	166,280,870
Hong Kong	171,346	67,447,080	—	67,618,426
Ireland	10,260,890	12,025,774	—	22,286,664
Israel	3,191,845	23,122,221	—	26,314,066
Italy	3,126,873	70,929,636	—	74,056,509
Japan	11,226,754	679,619,523	—	690,846,277
Netherlands	6,674,699	80,609,699	—	87,284,398
New Zealand	9,951	13,252,143	—	13,262,094
Norway	53,860	20,074,284	—	20,128,144
Portugal	—	6,592,609	—	6,592,609
Singapore	—	25,131,062	—	25,131,062
Spain	1,914,109	51,586,858	—	53,500,967
Sweden	193,088	74,468,309	—	74,661,397
Switzerland	11,107,843	186,207,942	—	197,315,785
United Kingdom	40,682,331	286,557,676	—	327,240,007
United States	2,527,429	970,988	—	3,498,417
Preferred Stocks
Germany	—	13,353,765	—	13,353,765
Rights/Warrants
Canada	—	161,242	—	161,242
France	—	747	—	747
Israel	—	945	—	945
Norway	—	8,494	—	8,494

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$57	—	$57
Securities Lending Collateral	—	182,604,958	—	182,604,958

TOTAL	$330,464,654	$2,442,954,910	—	$2,773,419,564

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
AUSTRALIA — (5.1%)
	A2B Australia, Ltd.	25,878	$13,204
	Accent Group, Ltd.	81,685	61,531
	Adelaide Brighton, Ltd.	73,673	129,773
*	Ainsworth Game Technology, Ltd.	27,497	7,737
*	Alkane Resources, Ltd.	50,459	24,014
	Alliance Aviation Services, Ltd.	13,679	18,762
*	AMP, Ltd.	698,220	644,218
	Ansell, Ltd.	19,710	363,496
	AP Eagers, Ltd.	16,444	54,413
	AUB Group, Ltd.	10,810	81,925
	Aurelia Metals, Ltd.	75,876	15,749
	Austal, Ltd.	102,435	224,286
	Austin Engineering, Ltd.	60,306	5,440
*	Australian Agricultural Co., Ltd.	71,429	53,813
	Australian Pharmaceutical Industries, Ltd.	118,673	89,960
	Australian Vintage, Ltd.	55,331	14,878
	Auswide Bank, Ltd.	2,707	7,654
	AVJennings, Ltd.	21,750	5,565
	Bank of Queensland, Ltd.	101,959	343,789
	Bapcor, Ltd.	55,304	176,097
*	Base Resources, Ltd.	147,181	12,404
	Beach Energy, Ltd.	321,397	313,282
	Bega Cheese, Ltd.	27,296	85,460
	Bell Financial Group, Ltd.	35,130	25,382
	Bendigo & Adelaide Bank, Ltd.	148,589	628,701
	Bingo Industries, Ltd.	102,500	155,236
	BlueScope Steel, Ltd.	117,966	769,948
	Boral, Ltd.	353,036	686,120
	Brickworks, Ltd.	20,052	176,971
	BWX, Ltd.	11,988	27,948
	Caltex Australia, Ltd.	52,110	838,965
*	Cardno, Ltd.	77,867	12,643
*	Cash Converters International, Ltd.	185,464	18,486
	Cedar Woods Properties, Ltd.	18,287	50,115
	Challenger, Ltd.	103,016	328,089
*	Clean TeQ Holdings, Ltd.	24,815	3,356
	Cleanaway Waste Management, Ltd.	407,020	491,079
*	ClearView Wealth, Ltd.	3,322	437
	CML Group, Ltd.	18,068	5,946
	Collection House, Ltd.	26,152	18,491
	Collins Foods, Ltd.	21,668	103,043
*	Cooper Energy, Ltd.	312,489	86,857
	Corporate Travel Management, Ltd.	7,014	57,422
	Costa Group Holdings, Ltd.	53,237	99,444
	Credit Corp. Group, Ltd.	5,895	62,776
	Credit Corp. Group, Ltd.	1,031	8,398
	Crown Resorts, Ltd.	72,403	463,495
	CSR, Ltd.	102,646	246,703
	Decmil Group, Ltd.	50,244	7,210
	Domain Holdings Australia, Ltd.	52,665	89,180
	Downer EDI, Ltd.	112,470	302,557
	DWS, Ltd.	9,297	4,251
*	Eclipx Group, Ltd.	61,114	28,480
	Elanor Investor Group	7,740	4,566
	Elders, Ltd.	25,260	141,629

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Energy World Corp., Ltd.	217,995	$10,212
	EQT Holdings, Ltd.	4,619	64,509
	Estia Health, Ltd.	63,584	61,621
	EVENT Hospitality and Entertainment, Ltd.	17,248	86,232
*	Experience Co., Ltd.	7,899	486
	Finbar Group, Ltd.	16,583	7,025
*	Fleetwood Corp., Ltd.	20,567	19,798
	FlexiGroup, Ltd.	41,176	24,050
	Flight Centre Travel Group, Ltd.	1,126	7,980
	Freedom Foods Group, Ltd.	12,694	35,577
	G8 Education, Ltd.	193,417	108,463
	Genworth Mortgage Insurance Australia, Ltd.	70,577	97,570
*	GrainCorp, Ltd., Class A	50,444	115,839
*	Greenland Minerals, Ltd.	178,631	13,124
	GTN, Ltd.	8,175	2,167
	GWA Group, Ltd.	44,143	79,235
	Harvey Norman Holdings, Ltd.	107,795	193,408
	Healius, Ltd.	129,863	217,203
	Helloworld Travel, Ltd.	4,703	5,299
*	Horizon Oil, Ltd.	289,312	9,546
	HT&E, Ltd.	48,748	35,427
	Huon Aquaculture Group, Ltd.	5,513	13,198
	IGO, Ltd.	108,388	328,814
	Imdex, Ltd.	51,718	35,839
	Incitec Pivot, Ltd.	464,128	717,825
*	Intega Group, Ltd.	77,867	13,655
	IOOF Holdings, Ltd.	69,754	194,736
*	iSelect, Ltd.	45,107	6,689
	IVE Group, Ltd.	28,394	12,222
	Japara Healthcare, Ltd.	61,133	19,759
	Jupiter Mines, Ltd.	301,697	53,004
	Link Administration Holdings, Ltd.	108,144	263,876
*	Lucapa Diamond Co., Ltd.	98,965	3,012
*	Lynas Corp., Ltd.	73,962	82,811
	MACA, Ltd.	67,337	32,108
	Macmahon Holdings, Ltd.	268,775	38,484
*	Mayne Pharma Group, Ltd.	404,418	108,004
	McMillan Shakespeare, Ltd.	5,686	24,562
	McPherson’s, Ltd.	19,400	33,089
*	Medusa Mining, Ltd.	76,973	33,475
*	Mesoblast, Ltd.	60,557	129,253
*	Metals X, Ltd.	140,780	7,247
	Metcash, Ltd.	171,340	276,362
	Michael Hill International, Ltd.	12,726	2,731
	Michael Hill International, Ltd.	35,939	8,185
	Mineral Resources, Ltd.	41,852	451,074
*	MMA Offshore, Ltd.	199,841	10,258
	Monash IVF Group, Ltd.	49,109	18,823
	Monash IVF Group, Ltd.	32,093	12,443
	Money3 Corp., Ltd.	40,091	41,109
	Mortgage Choice, Ltd.	16,038	7,185
*	Myer Holdings, Ltd.	241,875	31,089
	MyState, Ltd.	19,092	48,643
	Navigator Global Investments, Ltd.	25,565	21,597
	New Hope Corp., Ltd.	67,158	67,122
	Nine Entertainment Co. Holdings, Ltd.	366,679	337,300
	NRW Holdings, Ltd.	79,987	87,502
*	Nufarm, Ltd.	69,779	236,983
	Oil Search, Ltd.	195,112	382,910

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	OM Holdings, Ltd.	28,351	$6,403
	oOh!media, Ltd.	101,101	66,912
	Orica, Ltd.	4,104	47,560
*	Orocobre, Ltd.	32,253	46,815
	Orora, Ltd.	208,910	347,179
	OZ Minerals, Ltd.	92,577	533,634
*	Paladin Energy, Ltd.	29,535	1,981
	Paragon Care, Ltd.	72,738	7,868
	Peet, Ltd.	63,144	30,183
	Pendal Group, Ltd.	47,485	168,640
	Perenti Global, Ltd.	206,237	121,264
	Perpetual, Ltd.	8,819	171,429
*	Perseus Mining, Ltd.	282,700	170,846
	Pioneer Credit, Ltd.	6,528	1,045
	Premier Investments, Ltd.	24,711	247,656
	Propel Funeral Partners, Ltd.	9,764	17,159
	Qantas Airways, Ltd.	37,053	92,027
	Qube Holdings, Ltd.	148,886	214,418
	Ramelius Resources, Ltd.	97,936	83,218
*	Reject Shop, Ltd. (The)	5,847	13,657
	Reliance Worldwide Corp., Ltd.	94,820	166,812
*	Resolute Mining, Ltd.	247,450	147,428
	Ridley Corp., Ltd.	59,215	27,239
	RXP Services, Ltd.	37,395	7,260
	Sandfire Resources, Ltd.	38,140	110,693
	SeaLink Travel Group, Ltd.	5,781	13,533
	Select Harvests, Ltd.	20,245	95,163
*	Senex Energy, Ltd.	349,156	48,101
	Servcorp, Ltd.	9,721	16,528
	SG Fleet Group, Ltd.	15,625	13,594
	Sigma Healthcare, Ltd.	198,428	77,892
*	Silver Lake Resources, Ltd.	219,062	270,571
	Sims, Ltd.	38,162	171,556
	Southern Cross Electrical Engineering, Ltd.	15,526	4,424
	Southern Cross Media Group, Ltd.	697,548	63,007
	SpeedCast International, Ltd.	40,831	21,020
	SRG Global, Ltd.	67,640	11,234
	St Barbara, Ltd.	97,269	160,100
	Star Entertainment Grp, Ltd. (The)	186,498	365,623
	Steadfast Group, Ltd.	117,971	232,955
	Sunland Group, Ltd.	37,093	28,296
	Super Retail Group, Ltd.	32,435	132,327
*	Superloop, Ltd.	55,252	28,107
	Tabcorp Holdings, Ltd.	419,954	875,551
	Tassal Group, Ltd.	58,211	141,987
*	Thorn Group, Ltd.	69,260	6,321
	TPG Telecom, Ltd.	58,659	279,904
	Tribune Resources, Ltd.	2,830	11,755
*	United Malt Grp, Ltd.	50,444	140,034
	Village Roadshow, Ltd.	23,962	34,831
*	Virgin Australia Holdings, Ltd.	220,246	15,682
	Virtus Health, Ltd.	19,783	39,381
	Vita Group, Ltd.	27,683	19,544
*	Vocus Group, Ltd.	149,537	296,857
	Webjet, Ltd.	45,159	88,543
	Western Areas, Ltd.	76,028	107,170
*	Westgold Resources, Ltd.	68,079	89,437
	Whitehaven Coal, Ltd.	205,118	242,074
	Worley, Ltd.	68,218	395,408

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	WPP AUNZ, Ltd.	65,277	$10,529

TOTAL AUSTRALIA			21,477,488

AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	3,056	56,225
	Austria Technologie & Systemtechnik AG	7,093	122,256
	Erste Group Bank AG	31,394	680,397
	EVN AG	8,148	127,322
	POLYTEC Holding AG	3,462	19,581
	Porr AG	1,672	28,761
	Raiffeisen Bank International AG	39,641	684,206
	Strabag SE	3,802	106,445
	UNIQA Insurance Group AG	24,167	162,934
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	194,845
	voestalpine AG	15,500	321,253
*	Zumtobel Group AG	411	2,655

TOTAL AUSTRIA			2,506,880

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	4,768	631,939
	Ageas	30,077	1,084,099
*	AGFA-Gevaert NV	31,893	126,338
	Atenor	713	53,513
	Banque Nationale de Belgique	33	73,730
	Bekaert SA	7,742	163,672
	bpost SA	14,272	99,584
	Cie d’Entreprises CFE	1,496	116,107
	Deceuninck NV	15,841	24,124
	D’ieteren SA	4,391	220,052
	Euronav NV	42,244	471,831
	EVS Broadcast Equipment SA	1,337	20,426
*	Exmar NV	8,225	40,136
	Gimv NV	2,825	155,205
	Immobel SA	1,012	76,379
	Jensen-Group NV	937	23,515
	Ontex Group NV	14,750	268,968
	Orange Belgium SA	5,327	88,613
	Picanol	480	30,027
	Proximus SADP	21,550	459,951
	Recticel SA	10,448	78,497
	Resilux	100	14,994
	Sioen Industries NV	2,120	44,529
	Sipef NV	1,474	71,704
	Solvay SA	5,781	451,540
	TER Beke SA	132	16,983
*	Tessenderlo Group SA	5,297	147,907
	Van de Velde NV	1,002	25,318
*	Viohalco SA	1,948	5,132

TOTAL BELGIUM			5,084,813

BRAZIL — (1.2%)
	Alliar Medicos A Frente SA	8,300	16,011
*	Anima Holding SA	6,600	27,648
	BK Brasil Operacao e Assessoria a Restaurantes SA	4,643	8,077
*	Brasil Brokers Participacoes SA	6,900	3,045
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	33,552
*	BRF SA	20,700	73,810
	Camil Alimentos SA	30,200	45,317

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia Brasileira de Distribuicao	28,519	$347,290
	Cia de Locacao das Americas	41,460	101,250
	Cia Hering	12,800	35,214
	Cia Siderurgica Nacional SA	140,100	230,842
	Cielo SA	199,768	149,149
	Cogna Educacao	382,186	389,362
	Construtora Tenda SA	22,584	96,517
	Cosan SA	23,894	265,133
	CSU Cardsystem SA	11,000	19,945
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,824	96,035
	Direcional Engenharia SA	24,900	40,295
	Duratex SA	87,395	156,536
*	Embraer SA	74,689	118,807
*	Embraer SA, Sponsored ADR	13,637	86,322
*	Even Construtora e Incorporadora SA	37,197	46,104
	Ez Tec Empreendimentos e Participacoes SA	15,235	84,637
	Fras-Le SA	7,200	5,362
*	Gafisa SA	11,207	8,037
	Gerdau SA	4,600	9,094
	Grendene SA	73,400	94,080
	Guararapes Confeccoes SA	24,500	57,444
*	Helbor Empreendimentos SA	59,102	20,215
	Hypera SA	21,112	112,900
	Iguatemi Empresa de Shopping Centers SA	13,675	82,786
	Industrias Romi SA	4,100	8,407
	International Meal Co. Alimentacao SA, Class A	38,953	23,281
	Iochpe-Maxion SA	24,626	57,558
	JHSF Participacoes SA	39,476	30,199
	Kepler Weber SA	7,900	39,196
	Klabin SA	135,500	443,784
	M Dias Branco SA	11,078	65,190
	Mahle-Metal Leve SA	9,500	30,730
	Marcopolo SA	31,900	16,425
*	Marisa Lojas SA	8,732	10,550
*	Mills Estruturas e Servicos de Engenharia SA	27,900	24,114
	Movida Participacoes SA	30,276	60,130
	MRV Engenharia e Participacoes SA	75,000	208,950
*	Paranapanema SA	3,147	6,407
	Porto Seguro SA	18,884	157,277
	Portobello SA	25,600	13,323
	Restoque Comercio e Confeccoes de Roupas SA	5,119	5,733
	Santos Brasil Participacoes SA	24,300	18,232
	Sao Carlos Empreendimentos e Participacoes SA	3,700	24,359
	Sao Martinho SA	36,952	129,790
	Ser Educacional SA	13,793	43,120
	SLC Agricola SA	26,745	118,038
	Sul America SA	22,586	185,867
	T4F Entretenimento SA	9,300	3,198
*	Tecnisa SA	73,800	10,586
	Trisul SA	15,300	22,903
	Tupy SA	18,296	49,795
	Ultrapar Participacoes SA	61,797	164,780
	Unipar Carbocloro SA	2,916	15,685
	Usinas Siderurgicas de Minas Gerais SA	24,000	23,391
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	30,443
*	Vulcabras Azaleia SA	17,600	13,658

TOTAL BRAZIL			4,915,915

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (7.1%)
*	5N Plus, Inc.	8,500	$10,381
	Acadian Timber Corp.	3,300	33,286
*	Advantage Oil & Gas, Ltd.	43,500	70,628
	Aecon Group, Inc.	14,609	160,474
	AGF Management, Ltd., Class B	22,400	69,198
*	Aimia, Inc.	19,019	34,432
*	Air Canada	15,753	229,060
	AirBoss of America Corp.	3,100	31,513
*	Alacer Gold Corp.	102,323	524,865
	Alamos Gold, Inc., Class A	102,377	824,488
	Alamos Gold, Inc., Class A	1,380	11,137
	Alaris Royalty Corp.	11,300	82,318
	Algoma Central Corp.	2,700	18,621
	AltaGas, Ltd.	65,573	783,889
	Altius Minerals Corp.	5,700	35,217
*	Amerigo Resources, Ltd.	45,000	8,729
	Andrew Peller, Ltd., Class A	2,400	16,294
	ARC Resources, Ltd.	101,495	428,015
*	Argonaut Gold, Inc.	50,107	52,197
*	Asanko Gold, Inc.	46,170	52,076
*	Athabasca Oil Corp.	106,602	11,105
	Atlas Corp.	12,133	90,512
	AutoCanada, Inc.	6,478	30,483
	B2Gold Corp.	190,000	960,954
*	Baytex Energy Corp.	145,637	46,559
	Birchcliff Energy, Ltd.	79,334	87,202
*	Black Diamond Group, Ltd.	9,300	8,886
*	BlackBerry, Ltd.	84,656	362,328
	Bonterra Energy Corp.	6,394	5,650
	Caledonia Mining Corp. P.L.C	1,100	13,916
*	Calfrac Well Services, Ltd.	22,700	3,588
	Cameco Corp.	60,565	602,191
	Cameco Corp.	24,071	239,747
	Canaccord Genuity Group, Inc.	13,712	53,096
	Canadian Western Bank	25,124	397,630
*	Canfor Corp.	13,400	93,380
	Canfor Pulp Products, Inc.	8,800	43,875
	CanWel Building Materials Group, Ltd.	15,457	38,866
*	Capstone Mining Corp.	118,700	46,049
#	Cardinal Energy, Ltd.	28,829	11,805
	Cascades, Inc.	27,037	270,574
*	Celestica, Inc.	15,058	93,811
*	Celestica, Inc.	14,941	93,277
	Cenovus Energy, Inc.	124,700	453,908
	Centerra Gold, Inc.	52,346	418,557
	Cervus Equipment Corp.	2,400	10,776
	CES Energy Solutions Corp.	77,075	64,785
	Chesswood Group, Ltd.	2,600	11,021
*	China Gold International Resources Corp., Ltd.	61,049	29,824
	Cogeco, Inc.	1,100	67,812
*	Copper Mountain Mining Corp.	45,910	15,337
	Corus Entertainment, Inc., Class B	42,879	97,652
	Crescent Point Energy Corp.	108,306	150,949
	Dorel Industries, Inc., Class B	8,800	17,639
	DREAM Unlimited Corp., Class A	21,400	134,831
	Dundee Precious Metals, Inc.	49,900	232,660
	Dynacor Gold Mines, Inc.	5,700	6,716
	Echelon Financial Holdings, Inc.	2,200	9,056
	ECN Capital Corp.	78,797	223,606

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp., Ltd.	400	$197,840
*	Eldorado Gold Corp.	40,242	383,646
	Element Fleet Management Corp.	116,683	860,903
	Enerflex, Ltd.	26,929	101,568
	Enerplus Corp.	62,163	167,471
	Ensign Energy Services, Inc.	38,662	17,221
	Equitable Group, Inc.	2,653	129,609
	Exchange Income Corp.	1,500	32,038
	Exco Technologies, Ltd.	7,000	32,789
*	EXFO, Inc.	7,100	17,598
	Fiera Capital Corp.	4,500	29,096
	Finning International, Inc.	7,963	101,086
	First Quantum Minerals, Ltd.	149,128	910,656
*	Fortuna Silver Mines, Inc.	40,777	122,453
	Frontera Energy Corp.	8,265	26,542
*	GDI Integrated Facility Services, Inc.	2,700	56,310
*	Gear Energy, Ltd.	28,000	5,129
	Genworth MI Canada, Inc.	11,771	290,226
	GMP Capital, Inc.	22,300	20,827
	GoldMoney, Inc.	8,400	15,932
*	Gran Tierra Energy, Inc.	122,760	41,010
*	Guyana Goldfields, Inc.	34,600	15,411
	Hardwoods Distribution, Inc.	1,900	16,148
*	Heroux-Devtek, Inc.	6,600	53,058
	High Arctic Energy Services, Inc.	10,100	4,426
	High Liner Foods, Inc.	6,800	31,168
*	Home Capital Group, Inc.	16,933	226,633
	Horizon North Logistics, Inc.	55,600	18,374
	Hudbay Minerals, Inc.	63,353	154,747
	Husky Energy, Inc.	52,928	169,969
	iA Financial Corp., Inc.	19,844	644,240
*	IAMGOLD Corp.	128,872	450,883
*	Indigo Books & Music, Inc.	4,200	6,397
*	Interfor Corp.	15,644	92,271
*	Intertain Group, Ltd. (The)	3,801	32,727
*	Kelt Exploration, Ltd.	39,890	45,852
	Keyera Corp.	17,000	252,200
*	Kinross Gold Corp.	199,915	1,319,889
	Kirkland Lake Gold, Ltd.	24,321	1,005,366
	KP Tissue, Inc.	3,200	22,851
*	Largo Resources, Ltd.	19,000	14,878
	Lassonde Industries, Inc., Class A	500	50,566
	Laurentian Bank of Canada	12,495	279,083
	Leon’s Furniture, Ltd.	6,700	63,777
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	264,887
	Lucara Diamond Corp.	52,116	19,469
	Lundin Mining Corp.	149,714	733,539
	Magellan Aerospace Corp.	4,179	19,245
*	Major Drilling Group International, Inc.	27,700	70,645
	Maple Leaf Foods, Inc.	2,200	40,667
	Martinrea International, Inc.	21,337	128,916
	Mediagrif Interactive Technologies, Inc.	2,900	13,209
	Medical Facilities Corp.	1,492	4,727
*	MEG Energy Corp.	55,409	123,799
	Melcor Developments, Ltd.	4,500	22,598
	Methanex Corp.	6,800	108,110
	Methanex Corp.	2,492	39,573
*	Mountain Province Diamonds, Inc.	12,200	3,856

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	1,900	$32,828
	Mullen Group, Ltd.	26,838	111,443
*	New Gold, Inc.	163,375	133,803
	NFI Group, Inc.	6,700	76,629
	Norbord, Inc.	5,400	87,426
	North American Construction Group, Ltd.	3,400	17,136
*	NuVista Energy, Ltd.	38,400	22,622
#*	Obsidian Energy, Ltd.	16,138	3,362
	OceanaGold Corp.	171,419	261,079
	Onex Corp.	17,729	817,194
	Osisko Gold Royalties, Ltd.	20,109	183,617
#*	Painted Pony Energy, Ltd.	17,827	8,069
	Pan American Silver Corp.	44,306	942,182
*	Paramount Resources, Ltd., Class A	16,672	22,757
*	Parex Resources, Inc.	30,636	335,864
	Park Lawn Corp.	6,223	97,551
	Pason Systems, Inc.	5,900	32,087
	Peyto Exploration & Development Corp.	54,597	110,218
*	PHX Energy Services Corp.	11,400	5,569
	Pinnacle Renewable Energy, Inc.	4,000	20,087
	Pizza Pizza Royalty Corp.	7,500	46,984
	Polaris Infrastructure, Inc.	6,400	57,243
*	Precision Drilling Corp.	87,600	47,200
*	Premier Gold Mines, Ltd.	52,283	64,980
*	Pretium Resources, Inc.	35,160	268,509
	Quarterhill, Inc.	34,899	43,876
	Reitmans Canada, Ltd., Class A	10,700	2,498
	Rocky Mountain Dealerships, Inc.	5,900	18,650
	Rogers Sugar, Inc.	21,100	70,942
*	Roxgold, Inc.	78,200	70,225
	Russel Metals, Inc.	13,098	141,900
*	Sandstorm Gold, Ltd.	30,012	233,076
	Secure Energy Services, Inc.	45,410	40,779
*	SEMAFO, Inc.	98,782	248,383
*	Seven Generations Energy, Ltd., Class A	74,916	155,004
	ShawCor, Ltd.	19,761	28,961
	Sienna Senior Living, Inc.	10,900	103,757
#*	Sierra Wireless, Inc.	9,362	87,839
	Sleep Country Canada Holdings, Inc.	3,300	31,223
*	Spin Master Corp.	900	13,022
*	SSR Mining, Inc.	12,516	219,299
*	SSR Mining, Inc.	2,000	34,980
	Stantec, Inc.	1,600	47,163
*	Stars Group, Inc. (The)	14,913	416,967
	Stelco Holdings, Inc.	5,000	23,636
	Stella-Jones, Inc.	5,909	147,306
*	Storm Resources, Ltd.	23,000	21,481
	Superior Plus Corp.	30,934	219,568
	Supremex, Inc.	3,300	4,339
	Surge Energy, Inc.	62,796	12,632
*	Tamarack Valley Energy, Ltd.	61,000	35,059
*	Taseko Mines, Ltd.	51,903	18,271
	Teck Resources, Ltd., Class B	29,513	260,010
*	Teranga Gold Corp.	31,550	218,501
	Tidewater Midstream and Infrastructure, Ltd.	79,505	32,557
	Timbercreek Financial Corp.	19,632	110,998
*	TMAC Resources, Inc.	9,000	9,569
	TORC Oil & Gas, Ltd.	41,245	33,187
*	Torex Gold Resources, Inc.	19,551	278,247

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Total Energy Services, Inc.	13,332	$15,995
	Tourmaline Oil Corp.	65,693	651,290
	TransAlta Corp. 2901628	85,610	503,715
	Transcontinental, Inc., Class A	19,296	174,807
	TransGlobe Energy Corp.	24,100	14,370
#*	Trican Well Service, Ltd.	83,475	34,783
*	Trisura Group, Ltd.	1,400	40,915
*	Turquoise Hill Resources, Ltd.	89,309	43,630
	Uni-Select, Inc.	12,250	37,491
	Vermilion Energy, Inc.	29,347	144,421
	VersaBank	3,835	15,346
	Wajax Corp.	6,900	43,077
	West Fraser Timber Co., Ltd.	15,631	435,034
	Western Forest Products, Inc.	106,255	70,992
	Westshore Terminals Investment Corp.	7,400	79,319
	Whitecap Resources, Inc.	120,855	158,888
*	WildBrain, Ltd.	31,824	20,119
	Yamana Gold, Inc.	273,095	1,287,046
#*	Yangarra Resources, Ltd.	16,000	5,747

TOTAL CANADA			30,168,864

CHILE — (0.1%)
	CAP SA	11,785	57,521
	Cia Pesquera Camanchaca SA	88,923	5,325
*	Cia Sud Americana de Vapores SA	2,958,586	70,873
	Empresas Hites SA	12,280	2,103
*	Empresas La Polar SA	97,640	1,053
	Grupo Security SA	170,532	30,344
	Itau CorpBanca Chile SA	18,222,290	51,574
	Itau CorpBanca Chile SA, ADR	900	3,843
*	Masisa SA	372,415	7,333
	Ripley Corp. SA	146,339	45,572
	Salfacorp SA	78,027	33,644
	Sociedad Matriz SAAM SA	862,403	50,718
	Socovesa SA	37,323	8,762

TOTAL CHILE			368,665

CHINA — (7.4%)
*	21Vianet Group, Inc., ADR	12,329	184,565
	AAG Energy Holdings, Ltd.	149,000	23,112
	Agile Group Holdings, Ltd.	338,000	380,172
	Air China, Ltd., Class H	64,000	45,634
*	Aluminum Corp. of China, Ltd., Class H	930,000	195,734
	AMVIG Holdings, Ltd.	64,000	12,234
	Angang Steel Co., Ltd., Class H	330,200	89,015
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	30,500	21,478
#	Anton Oilfield Services Group	432,000	26,956
	APT Satellite Holdings, Ltd.	81,000	25,766
	Asia Cement China Holdings Corp.	100,500	116,341
#	AVIC International Holding HK, Ltd.	846,000	11,011
	AviChina Industry & Technology Co., Ltd., Class H	489,000	192,995
	BAIC Motor Corp., Ltd., Class H	398,000	174,121
	Bank of Chongqing Co., Ltd., Class H	124,500	66,695
	Bank of Tianjin Co., Ltd., Class H	63,000	26,155
	Bank of Zhengzhou Co., Ltd., Class H	28,000	7,759
*	Baoye Group Co., Ltd., Class H	46,000	27,491
	BBMG Corp., Class H	521,000	131,718
	Beijing Capital International Airport Co., Ltd., Class H	420,000	281,408

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital Land, Ltd., Class H	387,999	$86,971
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	11,904
	Beijing Enterprises Holdings, Ltd.	118,500	419,797
	Beijing Enterprises Water Group, Ltd.	920,000	357,007
	Beijing North Star Co., Ltd., Class H	266,000	64,612
*	Beijing Properties Holdings, Ltd.	452,000	6,719
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	22,682
	Best Pacific International Holdings, Ltd.	46,000	6,837
	Binhai Investment Co., Ltd.	52,000	8,378
*	Bitauto Holdings, Ltd., ADR	7,620	92,659
	Brilliance China Automotive Holdings, Ltd.	712,000	658,769
*	Brilliant Circle Holdings International, Ltd.	80,000	7,111
#	BYD Electronic International Co., Ltd.	40,500	93,260
	Cabbeen Fashion, Ltd.	48,000	7,025
*	Capital Environment Holdings, Ltd.	1,066,000	15,530
#*	CAR, Inc.	162,000	47,142
	Carrianna Group Holdings Co., Ltd.	118,000	8,327
	Central China Real Estate, Ltd.	166,000	84,614
	CGN New Energy Holdings Co., Ltd.	292,000	60,472
	Chaowei Power Holdings, Ltd.	129,000	36,960
	Cheetah Mobile, Inc., ADR	10,429	21,379
	China Aerospace International Holdings, Ltd.	228,000	11,995
	China Aoyuan Group, Ltd.	236,000	277,284
*	China Beidahuang Industry Group Holdings, Ltd.	344,000	2,507
	China Cinda Asset Management Co., Ltd., Class H	2,056,000	398,488
	China Coal Energy Co., Ltd., Class H	460,000	123,067
	China Communications Services Corp., Ltd., Class H	244,000	173,926
#	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	15,184
*	China Dili Group	200,800	44,814
#*	China Dynamics Holdings, Ltd.	520,000	3,214
*	China Eastern Airlines Corp., Ltd., ADR	4,767	94,005
*	China Eastern Airlines Corp., Ltd., Class H	186,000	75,592
#	China Electronics Huada Technology Co., Ltd.	240,000	17,902
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	28,644
	China Energy Engineering Corp., Ltd., Class H	1,244,000	125,882
#	China Everbright Greentech Ltd.	123,000	50,837
	China Everbright Water, Ltd.	62,444	9,025
	China Financial Services Holdings, Ltd.	244,000	7,343
	China Flavors & Fragrances Co., Ltd.	52,000	9,033
	China Foods, Ltd.	162,000	53,384
	China Glass Holdings, Ltd.	94,000	4,228
	China Harmony New Energy Auto Holding, Ltd.	209,500	108,226
	China High Speed Transmission Equipment Group Co., Ltd.	102,000	64,638
	China Hongqiao Group, Ltd.	364,000	179,435
*	China Huiyuan Juice Group, Ltd.	110,500	9,996
*	China Index Holdings, Ltd., ADR	8,311	9,309
	China International Marine Containers Group Co., Ltd., Class H	129,480	114,638
	China Jinmao Holdings Group, Ltd.	332,000	233,748
	China Lesso Group Holdings, Ltd.	119,000	170,523
	China Lilang, Ltd.	71,000	43,506
	China Maple Leaf Educational Systems, Ltd.	318,000	93,486
	China Medical System Holdings, Ltd.	208,000	244,851
	China Merchants Land, Ltd.	330,000	54,797
	China Merchants Port Holdings Co., Ltd.	320,000	411,860
*	China Modern Dairy Holdings, Ltd.	635,000	67,845
	China National Building Material Co., Ltd., Class H	918,200	1,146,966
	China Oil & Gas Group, Ltd.	1,120,000	35,210
	China Oilfield Services, Ltd., Class H	308,000	239,906

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Oriental Group Co., Ltd.	302,000	$91,269
	China Overseas Grand Oceans Group, Ltd.	394,500	247,076
	China Pioneer Pharma Holdings, Ltd.	35,000	5,708
*	China Properties Group, Ltd.	101,000	7,437
	China Reinsurance Group Corp., Class H	1,262,000	147,876
	China Resources Cement Holdings, Ltd.	464,000	631,367
	China Resources Medical Holdings Co., Ltd.	199,500	101,341
	China Resources Pharmaceutical Group, Ltd.	365,000	229,230
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	37,760
	China SCE Group Holdings, Ltd.	458,000	200,847
*	China Shanshui Cement Group, Ltd.	175,000	49,675
*	China Shengmu Organic Milk, Ltd.	623,000	17,566
*	China Silver Group, Ltd.	182,000	13,772
	China South City Holdings, Ltd.	1,034,000	99,264
#	China Southern Airlines Co., Ltd., Class H	412,000	206,013
	China State Construction International Holdings, Ltd.	488,000	378,349
	China Sunshine Paper Holdings Co., Ltd.	46,000	5,860
	China Taiping Insurance Holdings Co., Ltd.	392,800	662,260
#*	China Tianrui Group Cement Co., Ltd.	32,000	35,207
	China Traditional Chinese Medicine Holdings Co., Ltd.	444,000	194,877
	China Travel International Investment Hong Kong, Ltd.	538,000	75,328
	China Vast Industrial Urban Development Co., Ltd.	68,000	26,699
#*	China Water Industry Group, Ltd.	72,000	2,505
	China XLX Fertiliser, Ltd.	112,000	27,723
	China Yongda Automobiles Services Holdings, Ltd.	159,000	160,294
*	China Yurun Food Group, Ltd.	98,000	7,596
	China ZhengTong Auto Services Holdings, Ltd.	255,500	39,626
#	China Zhongwang Holdings, Ltd.	432,000	103,841
#	Chinasoft International, Ltd.	450,000	236,151
	Chongqing Rural Commercial Bank Co., Ltd., Class H	560,000	244,302
	Chu Kong Shipping Enterprise Group Co., Ltd.	78,000	9,804
	CIFI Holdings Group Co., Ltd.	418,779	319,921
	CIMC Enric Holdings, Ltd.	124,000	57,677
*	CIMC-TianDa Holdings Co., Ltd.	380,000	7,402
	CITIC Resources Holdings, Ltd.	702,000	23,616
	CITIC Telecom International Holdings, Ltd.	281,000	103,980
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	38,661
#	Clear Media, Ltd.	36,000	32,936
	CMST Development Co., Ltd., Class A	34,300	22,861
#	Colour Life Services Group Co., Ltd.	83,000	39,311
	Concord New Energy Group, Ltd.	1,350,000	54,863
	Consun Pharmaceutical Group, Ltd.	68,000	34,765
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	87,358
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	188,540
#	Cosmo Lady China Holdings Co., Ltd.	148,000	18,852
	CP Pokphand Co., Ltd.	1,350,000	116,597
#	CPMC Holdings, Ltd.	145,000	51,644
#*	CT Environmental Group, Ltd.	532,000	4,378
	Da Ming International Holdings, Ltd.	72,000	10,627
	Dalian Port PDA Co., Ltd., Class H	284,000	25,886
*	Dashang Co., Ltd., Class A	6,618	20,757
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	27,562
*	Differ Group Holding Co., Ltd.	346,000	21,713
	Dongyue Group, Ltd.	282,000	124,922
	EVA Precision Industrial Holdings, Ltd.	164,000	10,372
*	Fang Holdings, Ltd., ADR	8,311	8,644
*	FANGDA CARBON NEW MATERIAL CO LTD, Class A	53,700	63,021
	Fantasia Holdings Group Co., Ltd.	432,000	83,327
	Far East Horizon, Ltd.	524,000	424,196

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fosun International, Ltd.	606,000	$760,813
	Fufeng Group, Ltd.	335,000	114,817
#*	Fullshare Holdings, Ltd.	1,382,500	20,505
#*	GCL-Poly Energy Holdings, Ltd.	3,352,000	95,398
	Gemdale Properties & Investment Corp., Ltd.	938,000	149,464
	Genertec Universal Medical Group Co., Ltd.	257,000	156,281
*	Glorious Property Holdings, Ltd.	64,000	1,244
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,833
	Goldlion Holdings, Ltd.	60,000	14,945
#*	GOME Retail Holdings, Ltd.	1,306,000	151,619
*	Grand Baoxin Auto Group, Ltd.	153,000	18,199
#	Great Wall Motor Co., Ltd., Class H	379,000	253,383
	Greatview Aseptic Packaging Co., Ltd.	145,000	53,437
	Greenland Hong Kong Holdings, Ltd.	219,000	81,600
	Greentown China Holdings, Ltd.	160,500	173,446
	Guangshen Railway Co., Ltd., Class H	366,000	77,441
	Guangzhou R&F Properties Co., Ltd., Class H	294,000	373,346
	Guolian Securities Co., Ltd., Class H	62,000	19,941
#	Guorui Properties, Ltd.	215,000	35,445
*	Haichang Ocean Park Holdings, Ltd.	264,000	20,955
*	Hainan Meilan International Airport Co., Ltd., Class H	26,000	26,703
	Haitian International Holdings, Ltd.	24,000	42,464
*	Harbin Bank Co., Ltd., Class H	258,000	43,797
#*	Harbin Electric Co., Ltd., Class H	166,000	45,947
*	Harmonicare Medical Holdings, Ltd.	118,000	5,822
#*	HC Group, Inc.	104,500	17,606
	Hilong Holding, Ltd.	231,000	11,334
#	Hisense Home Appliances Group Co., Ltd., Class H	75,000	72,547
	HKC Holdings, Ltd.	41,000	31,176
*	Honghua Group, Ltd.	573,000	17,604
	Honworld Group, Ltd.	49,000	14,628
	Hopson Development Holdings, Ltd.	170,000	190,407
*	Hua Han Health Industry Holdings, Ltd.	764,000	39,173
#	Hua Hong Semiconductor, Ltd.	86,000	166,205
	Huishang Bank Corp., Ltd., Class H	173,800	62,199
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	18,807
	Inspur International, Ltd.	72,000	21,922
*	Jiangnan Group, Ltd.	500,000	19,446
	Jiangxi Copper Co., Ltd., Class H	299,000	290,886
	Jiayuan International Group, Ltd.	210,000	87,536
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	29,399	10,233
#	Jingrui Holdings, Ltd.	113,000	33,229
*	JinkoSolar Holding Co., Ltd., ADR	8,569	135,562
	Joy City Property, Ltd.	934,000	74,886
	Ju Teng International Holdings, Ltd.	206,000	52,552
	Jutal Offshore Oil Services, Ltd.	50,000	3,039
	K Wah International Holdings, Ltd.	126,000	57,736
	Kaisa Group Holdings, Ltd.	626,000	239,519
*	Kangda International Environmental Co., Ltd.	94,000	9,746
#*	Kasen International Holdings, Ltd.	167,000	26,841
	Kingboard Holdings, Ltd.	160,500	391,549
	Kingboard Laminates Holdings, Ltd.	208,000	201,301
	Kunlun Energy Co., Ltd.	824,000	536,832
	KWG Group Holdings, Ltd.	278,000	411,244
	Lai Fung Holdings, Ltd.	20,807	22,971
	Launch Tech Co., Ltd., Class H	62,500	28,798
	Lee & Man Chemical Co., Ltd.	50,000	20,534
	Lee & Man Paper Manufacturing, Ltd.	302,000	185,528
#	Lee’s Pharmaceutical Holdings, Ltd.	48,000	23,532

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Legend Holdings Corp., Class H	96,200	$112,576
*	LexinFintech Holdings, Ltd., ADR	7,544	63,596
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	13,757
*	Lifestyle China Group, Ltd.	194,000	44,857
	Logan Property Holdings Co., Ltd.	112,000	176,555
	Lonking Holdings, Ltd.	461,000	156,195
#	Luye Pharma Group, Ltd.	220,000	106,827
	Maoye International Holdings, Ltd.	188,000	8,679
	Metallurgical Corp. of China, Ltd., Class H	685,000	118,886
	Minmetals Land, Ltd.	340,000	44,619
#*	Minsheng Education Group Co., Ltd.	54,000	8,916
	Minth Group, Ltd.	146,000	351,075
*	MMG, Ltd.	520,000	89,989
#	Modern Land China Co., Ltd.	247,600	33,908
	Nan Hai Corp., Ltd.	1,800,000	15,325
	Nanjing Sample Technology Co., Ltd., Class H, Class H	29,500	8,869
*	Nature Home Holding Co., Ltd.	88,000	13,585
	NetDragon Websoft Holdings, Ltd.	20,500	56,693
*	New World Department Store China, Ltd.	124,000	23,791
	Nexteer Automotive Group, Ltd.	214,000	109,982
	Nine Dragons Paper Holdings, Ltd.	396,000	378,862
#	NVC International Holdings, Ltd.	124,000	2,674
	Offshore Oil Engineering Co., Ltd., Class A	33,700	23,495
	O-Net Technologies Group, Ltd.	85,000	52,803
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	11,525
#*	Ozner Water International Holding, Ltd.	117,000	3,951
	Pacific Online, Ltd.	71,000	11,595
#*	Panda Green Energy Group, Ltd.	574,000	11,962
*	Parkson Retail Group, Ltd.	316,500	15,685
	PAX Global Technology, Ltd.	175,000	74,607
	Poly Property Group Co., Ltd.	476,000	166,603
	Pou Sheng International Holdings, Ltd.	399,000	81,508
	Powerlong Real Estate Holdings, Ltd.	329,000	200,942
	Qinhuangdao Port Co., Ltd., Class H	148,000	24,593
	Red Star Macalline Group Corp., Ltd., Class H	80,800	51,317
	Ronshine China Holdings, Ltd.	135,500	141,840
*	RYB Education, Inc., ADR	4,837	13,640
	Sany Heavy Equipment International Holdings Co., Ltd.	175,000	94,003
*	Secoo Holding, Ltd., ADR	6,799	21,621
#*	Semiconductor Manufacturing International Corp.	209,000	392,281
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	35,617
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	15,146
	Shanghai Industrial Development Co., Ltd., Class A	29,000	21,234
	Shanghai Industrial Holdings, Ltd.	124,000	210,959
	Shanghai Industrial Urban Development Group, Ltd.	526,000	51,847
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	51,552
	Shanghai Prime Machinery Co., Ltd., Class H	150,000	11,887
	Shanghai Shimao Co., Ltd., Class A	66,600	38,991
#*	Shanghai Zendai Property, Ltd.	1,085,000	4,807
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	56,900	37,921
	Shengjing Bank Co., Ltd., Class H	76,500	69,914
	Shenzhen International Holdings, Ltd.	173,000	334,359
	Shenzhen Investment, Ltd.	783,199	257,115
	Shimao Property Holdings, Ltd.	140,000	569,082
	Shougang Fushan Resources Group, Ltd.	646,000	128,846
	Shui On Land, Ltd.	943,500	167,154
	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	88,113
*	SINA Corp.	15,088	509,522
	Sinofert Holdings, Ltd.	518,000	47,823

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sino-Ocean Group Holding, Ltd.	740,000	$192,729
	Sinopec Engineering Group Co., Ltd., Class H	312,500	149,828
	Sinopec Kantons Holdings, Ltd.	254,000	112,266
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	522,000	141,724
	Sinosoft Technology Group, Ltd.	53,000	6,936
	Sinotrans, Ltd., Class H	538,000	130,504
	Sinotruk Hong Kong, Ltd.	128,500	260,539
	Skyworth Group, Ltd.	520,000	119,445
#*	SMI Holdings Group, Ltd.	265,598	12,847
*	Sogou, Inc., ADR	12,032	42,834
	SOHO China, Ltd.	495,500	237,431
*	SRE Group, Ltd.	1,708,000	6,145
	Sun King Power Electronics Group	146,000	20,868
#*	Sunshine 100 China Holdings, Ltd.	231,000	41,174
	Symphony Holdings, Ltd.	280,000	33,148
*	Tarena International, Inc., ADR	8,437	43,029
	TCL Electronics Holdings, Ltd.	176,000	71,853
*	Tenwow International Holdings, Ltd.	120,000	1,104
	Texhong Textile Group, Ltd.	61,000	43,879
*	Textainer Group Holdings, Ltd.	5,751	51,416
#	Tian An China Investment Co., Ltd.	133,000	53,171
*	Tian Ge Interactive Holdings, Ltd.	100,000	16,849
	Tian Shan Development Holding, Ltd.	62,000	24,871
	Tiangong International Co., Ltd.	156,000	49,649
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	54,000	17,224
	Tianjin Port Development Holdings, Ltd.	478,000	31,955
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	10,500	20,494
#	Tianneng Power International, Ltd.	142,000	138,982
*	Tibet Water Resources, Ltd.	488,000	19,991
	Tomson Group, Ltd.	136,160	31,460
#	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	105,384
	Tongda Group Holdings, Ltd.	1,220,000	78,431
#	Top Spring International Holdings, Ltd.	79,000	11,942
	Trigiant Group, Ltd.	238,000	40,366
*	Tuniu Corp., Sponsored ADR	11,513	9,690
	Wasion Holdings, Ltd.	140,000	47,951
	West China Cement, Ltd.	698,000	124,404
	Xiamen International Port Co., Ltd., Class H	230,000	20,501
	Xingda International Holdings, Ltd.	227,086	54,055
	Xingfa Aluminium Holdings, Ltd.	46,000	40,779
*	Xinming China Holdings, Ltd.	46,000	6,300
	Xinyuan Real Estate Co., Ltd., ADR	9,848	25,605
	Xtep International Holdings, Ltd.	283,278	108,811
	Yadea Group Holdings, Ltd.	54,000	20,092
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	323,658
	Yashili International Holdings, Ltd.	225,000	12,916
	Yeebo International Holdings, Ltd.	102,000	19,273
#	Yip’s Chemical Holdings, Ltd.	78,000	23,610
*	Yiren Digital, Ltd., ADR	16,636	65,712
*	Youyuan International Holdings, Ltd.	79,000	994
	Yuexiu Property Co., Ltd.	1,750,000	332,727
	Yuzhou Properties Co., Ltd.	459,364	195,705
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	27,600	11,217
*	Zhong An Group, Ltd.	445,000	13,666
	Zhuhai Holdings Investment Group, Ltd.	104,000	16,088
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	103,200	315,703

TOTAL CHINA			31,642,775

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (0.0%)
	Cementos Argos SA	39,647	$39,006
	Grupo Argos SA	38,703	90,134
	Mineros SA	14,776	11,458

TOTAL COLOMBIA			140,598

DENMARK — (1.4%)
*	Agat Ejendomme A.S.	21,717	6,280
*	ALK-Abello A.S.	97	24,675
	Alm Brand A.S.	12,876	100,901
#*	Bang & Olufsen A.S.	9,001	28,029
*	BankNordik P/F	1,321	19,550
*	Brodrene Hartmann A.S.	569	24,998
*	Columbus A.S.	16,530	18,250
*	D/S Norden A.S.	7,133	100,254
*	DFDS A.S.	11,348	288,075
*	Drilling Co. of 1972 A.S. (The)	3,258	76,654
*	FLSmidth & Co. A.S.	13,033	343,016
*	GronlandsBANKEN A.S.	210	14,988
	H Lundbeck A.S.	10,001	364,894
*	H+H International A.S., Class B	7,071	92,909
*	Harboes Bryggeri A.S., Class B	929	6,949
*	ISS A.S.	25,463	378,566
*	Jyske Bank A.S.	18,160	490,191
	Matas A.S.	11,922	80,854
*	Nilfisk Holding A.S.	2,969	42,053
*	NKT A.S.	6,370	143,215
	NNIT A.S.	2,174	37,218
*	North Media A.S.	1,885	11,941
	Pandora A.S.	22,193	789,150
*	Parken Sport & Entertainment A.S.	2,080	22,005
	Per Aarsleff Holding A.S.	6,694	196,543
	Ringkjoebing Landbobank A.S.	7,785	488,660
	Rockwool International A.S., Class A	983	190,962
	Rockwool International A.S., Class B	1,153	242,314
	RTX A.S.	1,806	48,637
	Scandinavian Tobacco Group A.S., Class A	19,548	224,643
	Schouw & Co., A.S.	3,920	281,155
	Solar A.S., Class B	1,306	45,472
*	Spar Nord Bank A.S.	28,409	198,001
	Sydbank A.S.	19,263	318,289
*	Tivoli A.S.	375	36,100
	TORM P.L.C	6,338	53,973
*	Vestjysk Bank A.S.	146,955	62,837

TOTAL DENMARK			5,893,201

FINLAND — (1.5%)
*	Afarak Group Oyj	1,243	513
	Ahlstrom-Munksjo Oyj	8,103	112,638
	Aktia Bank Oyj	10,563	89,090
	Asiakastieto Group Oyj	3,370	118,329
	Aspo Oyj	4,867	34,341
	Atria Oyj	4,682	48,281
	Bittium Oyj	5,009	30,654
	Cargotec Oyj, Class B	7,354	160,455
	Digia Oyj	2,936	14,928
*	Finnair Oyj	13,018	51,866
	Fiskars Oyj Abp	10,426	120,065
*	HKScan Oyj, Class A	8,775	20,659

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Ilkka-Yhtyma Oyj	2,558	$9,135
	Kemira Oyj	23,486	282,537
	Kesko Oyj, Class A	13,328	216,969
	Kesko Oyj, Class B	50,352	820,440
	Konecranes Oyj	13,022	282,632
	Metsa Board Oyj	38,048	265,018
	Nokian Renkaat Oyj	23,906	507,891
	Oriola Oyj, Class A	4,300	10,036
	Oriola Oyj, Class B	28,797	66,189
	Outokumpu Oyj	66,212	176,116
*	Pihlajalinna Oyj	824	13,447
	Raisio Oyj, Class V	20,729	76,934
	Rapala VMC Oyj	2,534	6,809
	Sanoma Oyj	19,907	179,740
	Stora Enso Oyj, Class R	130,484	1,535,086
	Teleste Oyj	3,463	14,761
	TietoEVRY Oyj	9,154	223,052
	Uponor Oyj	15,446	173,195
	Wartsila Oyj Abp	47,847	351,203
	YIT Oyj	44,137	241,939

TOTAL FINLAND			6,254,948

FRANCE — (4.1%)
	AKWEL	2,241	28,029
	Albioma SA	6,690	221,572
*	Amplitude Surgical SAS	3,965	4,507
	Arkema SA	10,149	844,731
	Assystem SA	1,223	27,447
	Atos SE	15,454	1,105,180
	Axway Software SA	1,894	31,038
	Beneteau SA	6,327	40,062
	Bigben Interactive	4,235	54,881
	Boiron SA	1,113	40,982
	Bollore SA	32,439	85,971
#	Bonduelle SCA	4,150	90,785
	Burelle SA	63	39,040
#	Casino Guichard Perrachon SA	12,265	460,390
*	CGG SA	137,896	174,300
	Chargeurs SA	3,773	71,591
	Cie des Alpes	2,401	44,961
	Cie Plastic Omnium SA	10,083	190,929
*	Coface SA	22,150	130,279
	Derichebourg SA	23,770	66,699
	Eiffage SA	12,656	1,034,271
	Elior Group SA	22,342	147,564
	Elis SA	38,607	475,873
	Eramet	2,084	65,627
*	Esso SA Francaise	936	17,483
	Etablissements Maurel et Prom SA	14,368	26,789
	Europcar Mobility Group	28,169	52,508
	Eutelsat Communications SA	43,783	490,207
*	Exel Industries, Class A	396	18,080
	Faurecia SE	14,836	531,595
	Fleury Michon SA	380	9,078
*	Fnac Darty S.A.	4,331	139,970
	GL Events	2,053	24,591
	Groupe Crit	634	35,165
	Groupe Open	1,154	9,652
	Guerbet	1,201	37,882

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Haulotte Group SA	3,289	$14,377
	HERIGE SADCS	241	6,064
	HEXAOM	794	22,211
#	Iliad SA	7,137	1,062,848
	Imerys SA	4,792	150,337
	Ingenico Group SA	7,869	990,060
	IPSOS	10,300	198,330
	Jacquet Metal Service SA	2,930	29,860
	Korian SA	14,231	477,983
	Lagardere SCA	14,056	228,284
	Laurent-Perrier	630	53,125
	Le Belier	479	16,881
	Linedata Services	828	20,852
	LISI	5,553	89,815
	Maisons du Monde SA	9,804	88,200
	Manitou BF SA	2,169	33,233
	Manutan International	765	40,174
	Mersen SA	4,167	91,949
	Natixis SA	149,671	353,339
	Nexans SA	7,808	278,107
	Nexity SA	8,545	262,107
	NRJ Group	4,442	24,680
*	OL Groupe SA	4,185	10,045
	Publicis Groupe SA	18,725	552,742
	Quadient	9,790	135,198
	Renault SA	3,163	62,326
	Rexel SA	83,061	775,771
	Rothschild & Co.	7,481	147,941
	Samse SA	101	12,611
	Savencia SA	1,209	71,550
	SCOR SE	39,667	1,117,605
	Seche Environnement SA	1,014	39,190
	SES SA	59,392	395,669
	Societe BIC SA	3,380	169,077
	SPIE SA	26,964	406,471
	Stef SA	798	60,057
	Synergie SA	1,714	37,505
	Tarkett SA	9,449	93,446
	Television Francaise 1	9,918	48,559
	Total Gabon	282	32,079
	Trigano SA	1,017	74,841
	Union Financiere de France BQE SA	1,051	17,812
	Valeo SA	53,015	1,215,256
#*	Vallourec SA	73,986	88,176
	Vetoquinol SA	746	46,876
	Vicat SA	4,938	138,581
	VIEL & Cie SA	3,477	18,685
	Vilmorin & Cie SA	1,543	61,698
	Vranken-Pommery Monopole SA	1,043	16,516

TOTAL FRANCE			17,248,808

GERMANY — (4.7%)
	1&1 Drillisch AG	11,903	276,961
	7C Solarparken AG	4,336	15,976
	Aareal Bank AG	14,622	238,177
*	ADVA Optical Networking SE	13,991	91,522
	All for One Group AG	250	10,205
	Allgeier SE	576	18,743
	Aurubis AG	9,099	471,697

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bauer AG	2,540	$28,993
	BayWa AG	4,365	128,061
#	Bertrandt AG	1,590	61,203
	Bijou Brigitte AG	1,051	34,276
	Bilfinger SE	7,305	137,373
	Borussia Dortmund GmbH & Co. KGaA	10,069	70,982
*	CECONOMY AG	18,735	47,958
	Centrotec SE	825	11,567
	Cewe Stiftung & Co. KGAA	292	30,391
	comdirect bank AG	4,263	61,179
	Commerzbank AG	218,384	805,167
	Corestate Capital Holding SA	2,886	59,424
	Covestro AG	37,361	1,254,998
	CropEnergies AG	6,697	52,866
#*	Deutsche Lufthansa AG	50,749	454,340
	Deutsche Pfandbriefbank AG	41,103	302,112
	Deutz AG	37,189	142,944
	DMG Mori AG	2,686	120,676
	Draegerwerk AG & Co. KGaA	699	48,867
	Duerr AG	8,384	195,638
	Elmos Semiconductor AG	2,524	50,274
	FORTEC Elektronik AG	585	9,862
#	Fraport AG Frankfurt Airport Services Worldwide	6,941	304,040
	Freenet AG	26,565	503,956
	GEA Group AG	33,066	758,795
	Gerresheimer AG	4,918	391,125
	Gesco AG	2,252	38,357
	GFT Technologies SE	4,908	44,876
#	Grammer AG	561	14,099
*	H&R GmbH & Co. KGaA	2,693	12,190
	Hapag-Lloyd AG	4,988	714,573
	HeidelbergCement AG	22,177	1,051,436
*	Heidelberger Druckmaschinen AG	58,273	41,410
	Hella GmbH & Co KGaA	8,240	303,141
	Highlight Communications AG	1,774	6,615
	Hornbach Baumarkt AG	2,035	43,960
	Hornbach Holding AG & Co. KGaA	2,631	150,198
	Hugo Boss AG	6,613	183,606
	Indus Holding AG	4,931	151,773
	Jenoptik AG	8,374	172,461
	K+S AG	53,877	362,394
	KION Group AG	13,351	662,239
	Kloeckner & Co. SE	21,008	86,099
	Koenig & Bauer AG	2,894	59,505
	Krones AG	3,314	199,682
	KSB SE & Co. KGaA	12	2,939
	KWS Saat SE & Co., KGaA	2,415	138,843
	Lanxess AG	17,402	856,272
#	Leifheit AG	2,166	46,176
#*	Leoni AG	7,903	54,249
#*	Manz AG	474	7,377
	Mediclin AG	5,270	24,802
	METRO AG	56,322	492,101
	MLP SE	16,386	84,429
*	Nordex SE	12,259	98,570
	Norma Group SE	5,474	137,096
#*	OSRAM Licht AG	24,756	1,089,374
	Patrizia AG	13,313	297,262
	PNE AG	16,656	79,145

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	QSC AG	20,013	$25,800
	Rheinmetall AG	9,752	660,007
	RHOEN-KLINIKUM AG	7,081	140,954
	RTL Group SA	2,938	97,838
	SAF-Holland SE	14,002	72,051
	Salzgitter AG	9,223	123,222
*	Schaltbau Holding AG	1,244	35,590
	Schloss Wachenheim AG	204	2,814
*	SGL Carbon SE	9,662	29,923
	Siltronic AG	1,160	99,308
*	Sixt Leasing SE	2,437	48,071
*	SMA Solar Technology AG	2,710	86,250
*	SMT Scharf AG	967	9,647
	Softing AG	1,101	7,586
	Software AG	13,806	490,235
	Stabilus SA	404	17,257
	Suedzucker AG	17,079	225,967
#*	SUESS MicroTec SE	4,556	42,611
	Surteco Group SE	1,940	41,888
	Syzygy AG	1,064	6,811
	Takkt AG	9,644	78,361
*	Talanx AG	10,552	374,731
	Technotrans SE	1,533	21,757
#*	Tele Columbus AG	5,946	15,324
	Telefonica Deutschland Holding AG	176,960	503,409
	Uniper SE	29,471	792,841
	United Internet AG	19,056	655,689
	VERBIO Vereinigte BioEnergie AG	6,468	58,728
	Vossloh AG	2,607	98,453
	Wacker Chemie AG	3,778	220,287
#	Wacker Neuson SE	7,684	95,402
	Wuestenrot & Wuerttembergische AG	5,318	93,727

TOTAL GERMANY			20,170,136

GREECE — (0.1%)
	Bank of Greece	3,495	50,256
*	Ellaktor SA	29,101	28,441
*	Intracom Holdings SA	11,350	6,178
*	Marfin Investment Group Holdings SA	113,313	8,270
	Mytilineos SA	11,344	84,591
*	National Bank of Greece SA	3,863	5,239
*	Piraeus Bank SA	47,585	63,513

TOTAL GREECE			246,488

HONG KONG — (1.7%)
	Aeon Credit Service Asia Co., Ltd.	38,000	28,283
#	Agritrade Resources, Ltd.	135,000	2,898
	Allied Properties HK, Ltd.	374,000	93,151
	Asia Financial Holdings, Ltd.	32,000	15,174
	Associated International Hotels, Ltd.	12,000	25,042
	Automated Systems Holdings, Ltd.	110,400	12,891
	Bank of East Asia, Ltd. (The)	225,000	476,641
	BOC Aviation, Ltd.	43,200	295,396
	BOCOM International Holdings Co., Ltd.	134,000	17,956
	BOE Varitronix, Ltd.	149,000	40,020
#	Bright Smart Securities & Commodities Group, Ltd.	110,000	14,236
*	Brightoil Petroleum Holdings, Ltd.	238,000	17,269
*	Burwill Holdings, Ltd.	664,000	2,278

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Cathay Pacific Airways, Ltd.	157,000	$186,730
	Century City International Holdings, Ltd.	360,000	19,311
	Cheuk Nang Holdings, Ltd.	35,835	11,146
	Chevalier International Holdings, Ltd.	20,000	25,368
#*	China Energy Development Holdings, Ltd.	1,454,000	34,996
*	China Tonghai International Financial, Ltd.	330,000	15,492
	Chong Hing Bank, Ltd.	43,000	56,542
	Chow Sang Sang Holdings International, Ltd.	82,000	82,577
	Chuang’s Consortium International, Ltd.	180,000	26,585
	CNQC International Holdings, Ltd.	115,000	12,288
	CNT Group, Ltd.	150,000	6,960
	CSI Properties, Ltd.	1,310,000	45,603
*	CW Group Holdings, Ltd.	183,500	1,025
	Dah Sing Banking Group, Ltd.	88,000	86,390
	Dah Sing Financial Holdings, Ltd.	39,200	129,311
	Eagle Nice International Holdings, Ltd.	44,000	12,468
*	Emperor Capital Group, Ltd.	780,000	15,668
	Emperor International Holdings, Ltd.	270,000	49,882
	Far East Consortium International, Ltd.	278,882	98,931
	Fiber Optic Center, Inc.	344,000	2,330
*	FIH Mobile, Ltd.	833,000	93,099
	First Pacific Co., Ltd.	576,000	119,022
*	First Shanghai Investments, Ltd.	208,000	8,820
	Fountain SET Holdings, Ltd.	142,000	21,187
	Get Nice Financial Group, Ltd.	105,050	8,817
	Get Nice Holdings, Ltd.	2,022,000	31,907
	Giordano International, Ltd.	210,000	42,335
#*	Global Brands Group Holding, Ltd.	121,200	3,370
#*	Goodbaby International Holdings, Ltd.	231,000	23,646
	Great Eagle Holdings, Ltd.	32,000	95,458
#	Guotai Junan International Holdings, Ltd.	650,000	85,224
#	Haitong International Securities Group, Ltd.	568,657	133,142
	Hang Lung Group, Ltd.	208,000	475,086
	Hanison Construction Holdings, Ltd.	105,877	14,701
	Harbour Centre Development, Ltd.	17,000	18,541
	HKR International, Ltd.	199,040	88,491
	Hon Kwok Land Investment Co., Ltd.	54,000	16,732
#*	Hong Kong Finance Investment Holding Group, Ltd.	274,000	26,454
	Hongkong & Shanghai Hotels, Ltd. (The)	134,000	121,807
	Hsin Chong Group Holdings, Ltd.	532,000	18,014
*	IPE Group, Ltd.	75,000	6,805
*	IRC, Ltd.	1,186,000	12,547
	IT, Ltd.	102,000	17,425
	ITC Properties Group, Ltd.	80,062	9,397
#	Jacobson Pharma Corp., Ltd.	180,000	34,027
	Johnson Electric Holdings, Ltd.	69,000	115,858
	Kader Holdings Co., Ltd.	136,000	11,096
	Kerry Logistics Network, Ltd.	131,500	179,830
	Kerry Properties, Ltd.	150,000	414,296
	Kowloon Development Co., Ltd.	55,000	64,227
	Lai Sun Development Co., Ltd.	58,800	68,736
	Lai Sun Garment International, Ltd.	60,649	63,518
*	Landing International Development, Ltd.	385,200	15,128
	Landsea Green Group Co., Ltd.	264,000	26,850
	Li & Fung, Ltd.	1,326,000	199,086
	Liu Chong Hing Investment, Ltd.	40,000	40,550
*	Long Well International Holdings, Ltd.	1,212,000	3,455
	Luk Fook Holdings International, Ltd.	77,000	164,875
	Luks Group Vietnam Holdings Co., Ltd.	30,000	4,723

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	32,000	$9,203
*	Macau Legend Development, Ltd.	523,000	63,439
*	Meilleure Health International Industry Group, Ltd.	192,000	7,867
	Melco International Development, Ltd.	108,000	201,886
*	Midland Holdings, Ltd.	95,517	11,661
	Ming Fai International Holdings, Ltd.	106,000	11,025
	Miramar Hotel & Investment	48,000	88,356
	Modern Dental Group, Ltd.	151,000	23,748
	Nameson Holdings, Ltd.	134,000	7,231
*	NewOcean Energy Holdings, Ltd.	242,000	33,645
	Pacific Andes International Holdings, Ltd.	668,000	2,361
	Pacific Basin Shipping, Ltd.	1,042,000	127,657
	Paliburg Holdings, Ltd.	86,000	23,133
*	PC Partner Group, Ltd.	28,000	4,655
	Pico Far East Holdings, Ltd.	74,000	10,566
	Polytec Asset Holdings, Ltd.	332,700	36,308
	Public Financial Holdings, Ltd.	76,000	22,405
	Regal Hotels International Holdings, Ltd.	68,000	28,472
	SAS Dragon Holdings, Ltd.	64,000	19,460
	Shangri-La Asia, Ltd.	304,000	251,035
	Shenwan Hongyuan HK, Ltd.	65,000	7,667
	Singamas Container Holdings, Ltd.	432,000	23,655
	Sino Land Co., Ltd.	46,000	64,286
	Sitoy Group Holdings, Ltd.	81,000	4,947
	SmarTone Telecommunications Holdings, Ltd.	36,000	22,733
	Soundwill Holdings, Ltd.	23,500	21,640
*	South China Holdings Co., Ltd.	190,000	3,689
	Stella International Holdings, Ltd.	95,500	96,099
	Sun Hung Kai & Co., Ltd.	143,000	58,776
	Tao Heung Holdings, Ltd.	133,000	17,256
	Television Broadcasts, Ltd.	73,000	100,763
	Texwinca Holdings, Ltd.	188,000	31,810
#	Town Health International Medical Group, Ltd.	764,000	25,426
	Transport International Holdings, Ltd.	41,600	93,491
*	Trinity, Ltd.	490,000	7,975
	Tsui Wah Holdings, Ltd.	58,000	2,568
#	United Laboratories International Holdings, Ltd. (The)	170,000	146,841
	Vedan International Holdings, Ltd.	80,000	7,440
#	VSTECS Holdings, Ltd.	144,000	66,255
	Wai Kee Holdings, Ltd.	48,000	26,146
	Wharf Holdings, Ltd. (The)	225,000	426,214
	Win Hanverky Holdings, Ltd.	162,000	6,877
	Wing On Co. International, Ltd.	20,000	49,979
	Wing Tai Properties, Ltd.	72,000	44,072
#	Yue Yuen Industrial Holdings, Ltd.	129,500	206,573

TOTAL HONG KONG			7,406,411

INDIA — (2.6%)
	Aarti Drugs, Ltd.	1,309	12,326
	ACC, Ltd.	653	10,081
	Adani Enterprises, Ltd.	44,145	81,438
	Adani Gas, Ltd.	47,929	66,066
*	Adani Transmissions, Ltd.	34,821	94,632
*	Aditya Birla Capital, Ltd.	41,420	27,346
	Advanced Enzyme Technologies, Ltd.	4,649	8,953
	Alembic, Ltd.	15,848	10,619
	Allcargo Logistics, Ltd.	6,482	6,409
	Amara Raja Batteries, Ltd.	494	3,728
	Ambuja Cements, Ltd.	65,277	148,129

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Andhra Sugars, Ltd. (The)	1,664	$5,637
*	Anup Engineering, Ltd.	897	3,764
	Apar Industries, Ltd.	1,626	6,689
	APL Apollo Tubes, Ltd.	43	816
	Apollo Tyres, Ltd.	59,452	75,555
*	Arvind Fashions, Ltd.	4,845	8,929
	Arvind, Ltd.	24,226	7,732
	Ashiana Housing, Ltd.	3,606	2,032
	Ashok Leyland, Ltd.	157,535	108,170
*	Aster DM Healthcare, Ltd.	4,567	5,971
	Aurobindo Pharma, Ltd.	36,845	301,332
*	Bajaj Hindusthan Sugar, Ltd.	136,477	10,064
	Balmer Lawrie & Co., Ltd.	13,192	17,528
	Balrampur Chini Mills, Ltd.	23,334	30,678
	Banco Products India, Ltd.	3,807	3,501
*	Bank of Baroda	117,168	76,080
*	Bank of Maharashtra	144,375	18,362
	Bannari Amman Sugars, Ltd.	400	4,791
	BASF India, Ltd.	768	10,656
	BEML, Ltd.	1,599	12,361
	Bharat Electronics, Ltd.	86,675	82,935
	Bharat Forge, Ltd.	15,597	63,353
	Bharat Heavy Electricals, Ltd.	142,826	42,621
	Bharti Infratel, Ltd.	4,492	10,384
	Birla Corp., Ltd.	4,098	22,256
*	Birlasoft, Ltd.	27,966	26,699
	Bliss Gvs Pharma, Ltd.	9,745	12,475
	Bodal Chemicals, Ltd.	4,733	3,270
	Borosil Renewables, Ltd.	2,927	1,443
	Brigade Enterprises, Ltd.	11,602	18,190
	Cadila Healthcare, Ltd.	3,517	15,095
	Can Fin Homes, Ltd.	2,961	12,557
*	Canara Bank	32,170	37,179
	Ceat, Ltd.	4,557	48,363
	Century Textiles & Industries, Ltd.	3,284	12,637
*	CG Power and Industrial Solutions, Ltd.	19,678	2,077
	Chambal Fertilizers & Chemicals, Ltd.	29,997	51,411
	Chennai Super Kings Cricket, Ltd.	33,314	187
*	Cholamandalam Financial Holdings, Ltd.	4,213	16,500
	Cholamandalam Investment and Finance Co., Ltd.	23,817	49,788
	City Union Bank, Ltd.	44,319	83,901
	Cochin Shipyard, Ltd.	5,431	17,900
*	CreditAccess Grameen, Ltd.	435	2,802
	Cummins India, Ltd.	6,171	30,728
	Cyient, Ltd.	10,755	32,683
*	Dalmia Bharat, Ltd.	9,063	62,719
	DB Corp., Ltd.	5,522	5,473
	DCB Bank, Ltd.	35,470	37,575
	DCM Shriram, Ltd.	8,218	29,797
	Delta Corp., Ltd.	9,086	8,233
	Dhanuka Agritech, Ltd.	1,860	10,952
	Dilip Buildcon, Ltd.	3,235	10,991
*	Dish TV India, Ltd.	89,232	5,673
	Dishman Carbogen Amcis, Ltd.	9,244	10,286
	DLF, Ltd.	65,689	125,834
	eClerx Services, Ltd.	2,848	17,493
	Edelweiss Financial Services, Ltd.	28,625	14,923
	EID Parry India, Ltd.	10,423	20,092
	EIH, Ltd.	22,745	22,680

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Engineers India, Ltd.	27,526	$24,536
	Entertainment Network India, Ltd.	956	1,749
	Escorts, Ltd.	6,385	59,771
	Essel Propack, Ltd.	2,498	5,896
*	Excel Industries, Ltd.	588	5,112
	Exide Industries, Ltd.	20,819	43,443
	FDC, Ltd.	6,729	21,651
	Federal Bank, Ltd.	305,791	196,575
	Finolex Cables, Ltd.	6,394	21,611
	Finolex Industries, Ltd.	6,297	33,589
	Firstsource Solutions, Ltd.	49,505	23,028
*	Fortis Healthcare, Ltd.	72,224	120,781
*	Future Enterprises, Ltd.	26,832	4,513
	Gabriel India, Ltd.	5,953	6,530
	Gateway Distriparks, Ltd.	6,831	8,289
	GE T&D India, Ltd.	10,963	12,252
	GHCL, Ltd.	6,025	8,377
	GIC Housing Finance, Ltd.	4,302	4,133
	Glenmark Pharmaceuticals, Ltd.	20,546	90,938
	Godfrey Phillips India, Ltd.	2,053	27,321
	Granules India, Ltd.	24,708	52,486
	Grasim Industries, Ltd.	27,706	185,008
	Great Eastern Shipping Co., Ltd. (The)	12,230	38,075
*	Greaves Cotton, Ltd.	12,308	12,969
	Gujarat Alkalies & Chemicals, Ltd.	3,823	18,306
	Gujarat Ambuja Exports, Ltd.	5,661	9,119
*	Gujarat Fluorochemicals, Ltd.	5,043	20,803
	Gujarat Mineral Development Corp., Ltd.	25,917	13,462
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	15,985
	Gujarat Pipavav Port, Ltd.	36,112	27,314
	Gujarat State Petronet, Ltd.	17,295	47,746
	HBL Power Systems, Ltd.	28,986	4,982
	Heritage Foods, Ltd.	1,009	3,669
	Hero MotoCorp, Ltd.	11,158	316,252
	HFCL, Ltd.	103,165	14,944
	Hikal, Ltd.	9,005	13,279
	HIL, Ltd.	480	5,024
	Himadri Speciality Chemical, Ltd.	6,520	4,275
	Himatsingka Seide, Ltd.	2,776	1,997
	Hindalco Industries, Ltd.	187,359	317,300
	Hinduja Global Solutions, Ltd.	1,469	11,281
	Honda SIEL Power Products, Ltd.	598	7,007
	Hopewell Tableware, Ltd.	2,927	5,449
	Huhtamaki PPL, Ltd.	2,798	7,713
*	IDFC First Bank, Ltd.	293,401	84,251
	IDFC, Ltd.	193,597	37,239
*	IFCI, Ltd.	141,393	7,668
	IIFL Finance, Ltd.	13,052	13,229
	IIFL Securities, Ltd.	13,052	5,896
	IIFL Wealth Management, Ltd.	2,506	31,280
	India Cements, Ltd. (The)	48,461	66,266
	Indiabulls Housing Finance, Ltd.	40,187	70,401
*	Indiabulls Integrated Services, Ltd.	3,287	1,888
*	Indiabulls Real Estate, Ltd.	23,120	17,747
	Indiabulls Ventures, Ltd.	7,901	11,077
*	Indian Bank	27,513	18,869
	Indian Hotels Co., Ltd. (The)	37,051	39,236
	Indian Hume Pipe Co., Ltd.	4,202	8,969
*	Indian Overseas Bank	113,513	11,548

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indo Count Industries, Ltd.	8,158	$3,181
	Indoco Remedies, Ltd.	2,710	8,424
	INEOS Styrolution India, Ltd.	1,405	10,796
*	Intellect Design Arena, Ltd.	7,679	7,209
	ITD Cementation India, Ltd.	5,292	2,647
	J Kumar Infraprojects, Ltd.	5,857	6,175
	Jagran Prakashan, Ltd.	17,230	9,487
*	Jammu & Kashmir Bank, Ltd. (The)	39,640	7,786
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	25,304
	Jindal Saw, Ltd.	28,520	20,925
*	Jindal Stainless Hisar, Ltd.	6,242	3,647
*	Jindal Stainless, Ltd.	31,443	12,942
*	Jindal Steel & Power, Ltd.	67,984	83,308
	JK Cement, Ltd.	2,985	44,344
	JK Lakshmi Cement, Ltd.	4,450	11,747
	JK Paper, Ltd.	12,273	15,980
	JK Tyre & Industries, Ltd.	17,886	12,288
	JM Financial, Ltd.	37,220	31,906
	JMC Projects India, Ltd.	5,725	3,091
	JSW Energy, Ltd.	84,735	49,831
	JTEKT India, Ltd.	11,906	7,883
	Jubilant Life Sciences, Ltd.	13,841	73,439
*	Just Dial, Ltd.	2,562	13,664
	Jyothy Labs, Ltd.	5,020	7,708
	Kalpataru Power Transmission, Ltd.	5,875	18,026
	Karnataka Bank, Ltd. (The)	34,044	19,738
	Karur Vysya Bank, Ltd. (The)	66,610	25,938
	Kaveri Seed Co., Ltd.	2,051	10,150
	KCP, Ltd. (The)	5,424	3,054
	KEC International, Ltd.	4,527	11,715
	Kiri Industries, Ltd.	1,161	4,500
	Kirloskar Brothers, Ltd.	3,469	4,816
	KNR Constructions, Ltd.	2,504	6,932
	Kolte-Patil Developers, Ltd.	3,052	6,768
*	KPIT Technologies, Ltd.	27,966	20,840
	KPR Mill, Ltd.	2,394	14,671
	KRBL, Ltd.	6,415	16,360
	KSB, Ltd.	1,337	8,669
	L&T Finance Holdings, Ltd.	63,253	54,636
	Lakshmi Machine Works, Ltd.	394	12,662
	Laurus Labs, Ltd.	4,742	32,085
	LG Balakrishnan & Bros, Ltd.	1,438	3,692
	LIC Housing Finance, Ltd.	50,112	187,454
	Linde India, Ltd.	3,348	23,803
	Maharashtra Seamless, Ltd.	3,404	10,023
	Mahindra & Mahindra Financial Services, Ltd.	31,023	67,754
*	Mahindra CIE Automotive, Ltd.	19,585	24,527
	Mahindra Lifespace Developers, Ltd.	5,046	12,481
	Manappuram Finance, Ltd.	90,129	158,914
	Marksans Pharma, Ltd.	41,168	10,924
*	Max India, Ltd.	17,756	14,399
	Mayur Uniquoters, Ltd.	2,063	4,160
	MM Forgings, Ltd.	1,438	3,541
	MOIL, Ltd.	5,375	9,196
	Motherson Sumi Systems, Ltd.	108,520	126,403
	Motilal Oswal Financial Services, Ltd.	1,840	12,372
	Mphasis, Ltd.	10,320	102,123
	MRF, Ltd.	32	25,494
	Muthoot Finance, Ltd.	18,709	215,596

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Natco Pharma, Ltd.	6,248	$50,373
	National Aluminium Co., Ltd.	84,556	35,387
	Nava Bharat Ventures, Ltd.	20,038	10,049
	Navneet Education, Ltd.	6,550	6,282
	NCC, Ltd.	83,988	28,683
	NESCO, Ltd.	2,733	16,232
	NIIT Technologies, Ltd.	52	827
	NIIT, Ltd.	10,551	11,797
	Nilkamal, Ltd.	568	8,010
	NMDC, Ltd.	51,958	55,124
	NOCIL, Ltd.	11,119	12,787
	Oberoi Realty, Ltd.	5,229	23,515
	Omaxe, Ltd.	6,338	12,968
	Oriental Carbon & Chemicals, Ltd.	1,088	8,921
	Paisalo Digital, Ltd.	2,324	5,227
	Parag Milk Foods, Ltd.	5,742	6,912
*	PC Jeweller, Ltd.	12,602	1,999
	Persistent Systems, Ltd.	9,041	56,775
	Petronet LNG, Ltd.	85,218	273,750
	Phillips Carbon Black, Ltd.	8,230	8,663
	Phoenix Mills, Ltd. (The)	3,608	26,163
	Piramal Enterprises, Ltd.	17,441	222,660
	PNB Housing Finance, Ltd.	4,483	11,731
	PNC Infratech, Ltd.	4,902	8,082
	Polyplex Corp., Ltd.	1,537	8,928
	Power Finance Corp., Ltd.	121,025	152,960
	Power Mech Projects, Ltd.	880	4,418
	Praj Industries, Ltd.	14,719	11,956
	Prestige Estates Projects, Ltd.	25,451	58,097
	Prism Johnson, Ltd.	10,815	5,476
*	Procter & Gamble Health, Ltd.	401	22,806
	PTC India, Ltd.	42,176	22,289
*	Punjab National Bank	36,473	15,592
*	Quess Corp., Ltd.	5,899	16,402
	Quick Heal Technologies, Ltd.	2,956	4,611
	Radico Khaitan, Ltd.	3,526	13,854
	Rain Industries Ltd.	25,025	23,371
	Rajesh Exports, Ltd.	9,559	78,497
	Rallis India, Ltd.	9,419	26,522
	Ramco Cements, Ltd. (The)	6,549	48,018
	Rane Holdings, Ltd.	319	1,671
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	20,386
	Ratnamani Metals & Tubes, Ltd.	2,824	34,275
	Raymond, Ltd.	5,379	17,143
	RBL Bank, Ltd.	28,056	48,301
	REC, Ltd.	136,621	172,297
	Redington India, Ltd.	52,396	51,786
*	Reliance Power, Ltd.	60,076	1,828
	Repco Home Finance, Ltd.	7,631	12,768
	Sadbhav Engineering, Ltd.	6,474	3,992
	Sagar Cements, Ltd.	1,098	4,327
	Sasken Technologies, Ltd.	812	4,392
	Savita Oil Technologies, Ltd.	410	3,818
	Sequent Scientific, Ltd.	10,344	10,349
	SH Kelkar & Co., Ltd.	2,898	2,507
	Sharda Cropchem, Ltd.	3,427	6,683
	Shilpa Medicare, Ltd.	4,949	23,686
*	Shipping Corp. of India, Ltd.	20,352	11,809
	Shriram City Union Finance, Ltd.	3,568	34,621

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram Transport Finance Co., Ltd.	23,864	$247,609
	SML ISUZU, Ltd.	912	4,686
	Sobha, Ltd.	10,497	27,955
	Somany Ceramics, Ltd.	1,443	2,078
*	Somany Home Innovation, Ltd.	5,251	5,151
	Sonata Software, Ltd.	4,254	12,054
	South Indian Bank, Ltd. (The)	161,551	12,609
	Steel Authority of India, Ltd.	49,525	20,639
	Sterlite Technologies, Ltd.	19,851	23,518
	Strides Pharma Science, Ltd.	7,333	41,950
	Subros, Ltd.	2,637	5,678
	Sun TV Network, Ltd.	11,183	56,862
	Sundaram Finance, Ltd.	2,625	44,158
	Sundaram-Clayton, Ltd.	286	5,427
	Sunteck Realty, Ltd.	5,883	15,435
	Suprajit Engineering, Ltd.	7,749	12,387
	Supreme Petrochem, Ltd.	3,109	6,389
	Surya Roshni, Ltd.	3,026	3,622
*	Suven Life Sciences, Ltd.	143	86
*	Suven Pharmaceuticals, Ltd.	143	566
	TAKE Solutions, Ltd.	10,021	7,729
	Tata Chemicals, Ltd.	17,002	63,564
	Tata Consumer Products, Ltd.	89,159	414,423
	Tata Metaliks, Ltd.	1,163	7,314
*	Tata Motors, Ltd.	217,152	264,351
	Tata Steel, Ltd.	56,021	217,003
*	Techno Electric & Engineering Co., Ltd.	5,088	14,350
	Tejas Networks, Ltd.	6,538	3,234
	Thirumalai Chemicals, Ltd.	9,560	5,730
	Thomas Cook India, Ltd.	7,399	2,636
	Tide Water Oil Co India, Ltd.	235	11,230
	Time Technoplast, Ltd.	20,605	9,352
	Timken India, Ltd.	1,321	15,606
	Tinplate Co. of India, Ltd. (The)	4,824	5,498
	Tourism Finance Corp. of India, Ltd.	2,756	1,224
	Transport Corp. of India, Ltd.	3,428	7,737
	Trident, Ltd.	166,130	10,704
	Triveni Engineering & Industries, Ltd.	28,504	14,121
	Tube Investments of India, Ltd.	8,546	42,243
	TV Today Network, Ltd.	2,359	6,122
*	TV18 Broadcast, Ltd.	70,676	18,241
	TVS Srichakra, Ltd.	255	3,524
*	UCO Bank	45,994	7,802
	Uflex, Ltd.	7,003	17,032
	UltraTech Cement, Ltd.	411	19,096
*	Union Bank of India	131,315	47,236
	UPL, Ltd.	87,352	475,266
*	VA Tech Wabag, Ltd.	2,666	4,556
	Vardhman Textiles, Ltd.	4,293	36,784
	Vedanta, Ltd.	213,462	246,739
	Venky’s India, Ltd.	427	6,190
	Vesuvius India, Ltd.	656	8,062
	Vindhya Telelinks, Ltd.	513	4,219
*	Vodafone Idea, Ltd.	1,397,036	77,379
	VST Tillers Tractors, Ltd.	380	4,589
	Welspun Corp., Ltd.	15,728	13,241
	Welspun Enterprises, Ltd.	9,490	6,572
	Welspun India, Ltd.	50,338	17,507
	West Coast Paper Mills, Ltd.	3,403	6,379

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Wockhardt, Ltd.	6,164	$20,848
	Wonderla Holidays, Ltd.	1,852	3,175
	Yes Bank, Ltd.	170,161	63,106
	Zee Entertainment Enterprises, Ltd.	99,614	209,104
	Zee Learn, Ltd.	20,982	3,770
	Zensar Technologies, Ltd.	10,425	11,648

TOTAL INDIA			11,207,210

INDONESIA — (0.4%)
	Adaro Energy Tbk PT	2,495,600	152,932
	Adhi Karya Persero Tbk PT	205,100	7,534
	AKR Corporindo Tbk PT	44,400	7,116
*	Alam Sutera Realty Tbk PT	2,956,900	23,250
	Aneka Tambang Tbk	1,788,580	61,120
	Astra Agro Lestari Tbk PT	70,500	28,701
	Astra Otoparts Tbk PT	172,500	8,992
*	Bank Artha Graha Internasional Tbk PT	2,457,100	8,254
*	Bank Bukopin Tbk	815,700	6,506
	Bank Maybank Indonesia Tbk PT	1,173,000	11,789
*	Bank Pan Indonesia Tbk PT	863,600	43,287
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	18,894
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	32,122
	Bank Tabungan Negara Persero Tbk PT	865,100	50,947
	Blue Bird Tbk PT	117,500	7,659
	Bukit Asam Tbk PT	544,800	68,201
*	Bumi Serpong Damai Tbk PT	1,460,000	68,688
	Ciputra Development Tbk PT	1,944,786	70,107
*	City Retail Developments Tbk PT	652,600	6,480
*	Delta Dunia Makmur Tbk PT	888,000	8,008
*	Eagle High Plantations Tbk PT	2,012,700	10,746
	Elnusa Tbk PT	671,700	8,786
	Erajaya Swasembada Tbk PT	353,600	29,579
*	Gajah Tunggal Tbk PT	335,500	7,569
*	Garuda Indonesia Persero Tbk PT	1,423,000	17,912
*	Global Mediacom Tbk PT	1,010,700	14,049
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	168,620
	Indika Energy Tbk PT	467,500	24,673
	Indo Tambangraya Megah Tbk PT	56,500	27,237
	Indo-Rama Synthetics Tbk PT	25,700	3,606
	Intiland Development Tbk PT	333,900	4,984
	Japfa Comfeed Indonesia Tbk PT	250,400	16,298
	Jaya Real Property Tbk PT	516,300	14,000
	KMI Wire & Cable Tbk PT	369,600	9,883
*	Krakatau Steel Persero Tbk PT	704,932	8,127
*	Lippo Cikarang Tbk PT	233,310	10,868
*	Lippo Karawaci Tbk PT	6,781,250	73,045
	Malindo Feedmill Tbk PT	211,700	8,029
*	Medco Energi Internasional Tbk PT	1,479,266	44,547
	Media Nusantara Citra Tbk PT	682,600	41,628
*	MNC Investama Tbk PT	4,669,700	15,666
*	MNC Land Tbk PT	2,125,500	16,338
*	Modernland Realty Tbk PT	721,400	3,804
	Pan Brothers Tbk PT	807,100	7,846
*	Panin Financial Tbk PT	4,432,900	53,894
*	Paninvest Tbk PT	227,600	11,277
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	36,703
	PP Persero Tbk PT	391,600	17,417
	PP Properti Tbk PT	3,132,400	10,503
	Puradelta Lestari Tbk PT	499,500	5,163

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ramayana Lestari Sentosa Tbk PT	124,400	$4,789
*	Rimo International Lestari Tbk PT	4,191,900	14,090
*	Salim Ivomas Pratama Tbk PT	511,500	7,301
*	Sentul City Tbk PT	4,829,400	16,187
*	Siloam International Hospitals Tbk PT	49,600	17,400
	Sri Rejeki Isman Tbk PT	1,787,400	19,280
	Summarecon Agung Tbk PT	579,300	17,138
*	Surya Esa Perkasa Tbk PT	1,024,500	10,256
	Surya Semesta Internusa Tbk PT	835,700	17,053
	Tempo Scan Pacific Tbk PT	117,300	9,688
*	Tiga Pilar Sejahtera Food Tbk	413,000	875
	Timah Tbk PT	656,400	20,386
	Tiphone Mobile Indonesia Tbk PT	247,700	2,005
*	Trada Alam Minera Tbk PT	3,776,600	12,694
	Tunas Baru Lampung Tbk PT	599,800	21,315
*	Vale Indonesia Tbk PT	79,900	13,673
	Waskita Beton Precast Tbk PT	1,998,800	19,677
	Waskita Karya Persero Tbk PT	592,400	23,939
	Wijaya Karya Persero Tbk PT	837,300	52,949
*	XL Axiata Tbk PT	516,300	87,494

TOTAL INDONESIA			1,801,573

IRELAND — (0.7%)
*	AIB Group P.L.C	152,332	210,800
	Bank of Ireland Group P.L.C	343,209	704,297
	C&C Group P.L.C	118,531	290,603
	Cairn Homes P.L.C	187,119	174,352
*	FBD Holdings P.L.C	9,915	78,922
*	Flutter Entertainment P.L.C	11,122	1,368,817
	Glanbia P.L.C	10,691	113,777
*	Permanent TSB Group Holdings P.L.C	37,825	20,865

TOTAL IRELAND			2,962,433

ISRAEL — (0.8%)
*	Afcon Holdings, Ltd.	261	9,150
	Africa Israel Residences, Ltd.	561	15,111
	Alrov Properties and Lodgings, Ltd.	489	14,019
	Ashtrom Group, Ltd.	5,418	80,508
	Ashtrom Properties, Ltd.	6,570	33,465
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	67,374
	Bet Shemesh Engines Holdings 1997, Ltd.	955	21,861
	Carasso Motors, Ltd.	3,809	11,902
*	Cellcom Israel, Ltd.	1,319	4,857
*	Cellcom Israel, Ltd.	11,396	41,937
*	Clal Insurance Enterprises Holdings, Ltd.	10,632	105,649
	Delek Automotive Systems, Ltd.	7,987	42,056
	Delta-Galil Industries, Ltd.	2,465	43,894
*	Dor Alon Energy in Israel 1988, Ltd.	748	15,129
	Duniec Brothers, Ltd.	363	11,546
*	El Al Israel Airlines	74,521	16,595
	Electra Consumer Products 1970, Ltd.	1,568	30,133
*	Equital, Ltd.	4,567	113,575
	First International Bank Of Israel, Ltd.	14,142	348,846
	Formula Systems 1985, Ltd.	1,912	127,647
	Fox Wizel, Ltd.	1,446	54,156
	Gilat Satellite Networks, Ltd.	3,073	26,437
	Hadera Paper, Ltd.	427	19,850
	Harel Insurance Investments & Financial Services, Ltd.	24,709	159,090

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	IDI Insurance Co., Ltd.	397	$12,204
	Israel Canada T.R, Ltd.	17,770	29,734
	Israel Land Development—Urban Renewal, Ltd.	2,537	22,494
	Isras Investment Co., Ltd.	394	73,057
	Issta Lines, Ltd.	1,133	16,002
*	Kamada Ltd.	5,675	42,165
	Kenon Holdings, Ltd.	4,051	82,353
	Kerur Holdings, Ltd.	994	29,667
*	Klil Industries, Ltd.	195	14,376
	Magic Software Enterprises, Ltd.	5,654	51,734
	Magic Software Enterprises, Ltd.	3,745	34,141
	Malam—Team, Ltd.	102	19,936
	Mediterranean Towers, Ltd.	17,414	41,743
*	Mehadrin, Ltd.	111	3,590
	Meitav Dash Investments, Ltd.	8,070	19,112
	Menora Mivtachim Holdings, Ltd.	6,559	87,548
	Migdal Insurance & Financial Holdings, Ltd.	90,712	58,051
	Minrav Holdings, Ltd.	105	14,707
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	35,388
*	Nawi Brothers, Ltd.	3,723	17,089
	Neto ME Holdings, Ltd.	264	15,115
	Oil Refineries, Ltd.	346,176	95,668
*	Partner Communications Co., Ltd.	32,533	141,857
	Paz Oil Co., Ltd.	1,757	153,100
*	Perion Network, Ltd.	1,995	10,060
	Phoenix Holdings, Ltd. (The)	20,746	109,100
	Plasson Industries, Ltd.	751	28,263
	Priortech, Ltd.	1,309	13,488
	Scope Metals Group, Ltd.	459	9,227
*	Shalag Industries, Ltd.	2,618	7,623
	Shikun & Binui, Ltd.	48,225	200,161
*	Suny Cellular Communication, Ltd.	38,993	12,105
	Telsys	571	10,833
*	Tower Semiconductor, Ltd.	14,423	282,544
	Union Bank of Israel	3,930	18,198
	YH Dimri Construction & Development, Ltd.	1,491	45,173

TOTAL ISRAEL			3,272,393

ITALY — (2.7%)
	A2A SpA	344,420	469,516
	ACEA SpA	12,956	216,554
*	Aeffe SpA	11,709	13,751
	Anima Holding SpA	66,808	236,517
	Ascopiave SpA	4,759	17,422
	Autostrade Meridionali SpA	328	7,791
	Avio SpA	4,608	69,149
*	Banca Carige SpA	22,275	7
	Banca Farmafactoring SpA	3,646	18,827
	Banca Finnat Euramerica SpA	17,949	4,170
	Banca IFIS SpA	4,892	47,845
*	Banca Monte dei Paschi di Siena SpA	7,614	9,290
	Banca Popolare di Sondrio SCPA	126,467	200,776
	Banca Profilo SpA	114,968	18,813
	Banca Sistema SpA	15,855	23,092
*	Banco BPM SpA	341,121	416,931
	Banco di Desio e della Brianza SpA	6,054	17,359
*	BF SpA	7,454	31,659
	BPER Banca	101,452	250,823
	Buzzi Unicem SpA	6,580	68,763

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	18,218	$357,419
	Cairo Communication SpA	21,557	38,892
	Cementir Holding NV	12,612	77,261
	CIR SpA-Compagnie Industriali	227,785	101,051
*	CNH Industrial NV	91,092	569,798
	Credito Emiliano SpA	22,870	101,372
*	Credito Valtellinese SpA	2,051,363	103,643
	Danieli & C Officine Meccaniche SpA	7,221	53,630
	Danieli & C Officine Meccaniche SpA	3,068	38,995
	Datalogic SpA	972	13,337
	De’ Longhi SpA	6,379	115,295
	El.En. SpA	1,534	32,076
*	Elica SpA	8,847	28,670
	Emak SpA	24,049	15,805
	ERG SpA	13,082	235,047
	Esprinet SpA	7,745	36,592
	Falck Renewables SpA	31,676	155,688
#*	Fincantieri SpA	128,750	99,792
	FNM SpA	40,686	19,331
	Freni Brembo SpA	20,191	171,286
#	Geox SpA	17,855	14,275
*	Guala Closures SpA	5,831	40,794
	Illimity Bank SpA	6,269	42,024
*	IMMSI SpA	62,616	24,749
	IVS Group SA	2,689	18,417
	La Doria SpA	3,265	34,658
	Leonardo SpA	74,629	515,394
	Massimo Zanetti Beverage Group SpA	4,097	16,193
*	Mediaset SpA	91,865	186,764
	Mediobanca Banca di Credito Finanziario SpA	137,838	801,322
	Openjobmetis SpA agenzia per il lavoro	2,188	13,386
*	OVS SpA	48,268	41,601
	Piaggio & C SpA	41,919	96,105
	Pirelli & C SpA	85,485	331,032
	Prima Industrie SpA	832	12,113
	Prysmian SpA	20,316	383,322
	Reno de Medici SpA	44,457	34,206
	Retelit SpA	24,622	41,452
	Sabaf SpA	1,836	22,111
	SAES Getters SpA	1,822	44,108
*	Saipem SpA	167,518	429,961
*	Salini Impregilo SpA	29,497	43,664
	Saras SpA	156,519	147,811
	Sesa SpA	1,512	80,612
	Societa Cattolica di Assicurazioni SC	42,583	235,924
*	Sogefi SpA	11,260	10,714
	SOL SpA	4,301	46,478
*	Telecom Italia SpA	1,859,543	738,440
	Telecom Italia SpA	1,136,129	453,121
	Tenaris SA	58,105	402,037
	Tenaris SA, ADR	8,645	118,264
	Tod’s SpA	1,877	57,476
	Unione di Banche Italiane SpA	290,287	832,158
	Unipol Gruppo SpA	104,593	360,887
	UnipolSai Assicurazioni SpA	88,592	217,152

TOTAL ITALY			11,392,760

JAPAN — (19.1%)
	77 Bank, Ltd. (The)	15,800	210,688

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	A&D Co., Ltd.	3,400	$23,528
	Achilles Corp.	4,400	64,913
	AD Works Group Co., Ltd.	3,060	4,876
	ADEKA Corp.	23,100	290,070
	AEON Financial Service Co., Ltd.	16,400	170,548
	AFC-HD AMS Life Science Co., Ltd.	1,800	9,982
	Agro-Kanesho Co., Ltd.	900	13,053
	AGS Corp.	1,900	13,890
	Ahresty Corp.	4,400	15,126
	Aichi Bank, Ltd. (The)	2,300	67,238
	Aichi Corp.	9,000	60,271
	Aichi Steel Corp.	3,100	82,844
	Aichi Tokei Denki Co., Ltd.	600	24,475
	Aida Engineering, Ltd.	13,400	91,975
*	Aiful Corp.	42,100	92,769
	Air Water, Inc.	29,800	401,755
	Airport Facilities Co., Ltd.	7,000	27,945
	Aisan Industry Co., Ltd.	11,200	59,391
	Akatsuki Corp.	5,800	13,442
	Akita Bank, Ltd. (The)	4,400	58,985
	Albis Co., Ltd.	1,200	23,349
	Alconix Corp.	7,000	71,905
	Alinco, Inc.	4,500	42,885
	Alpen Co., Ltd.	4,900	75,139
	Alpha Corp.	2,400	20,273
	Alps Alpine Co., Ltd.	39,800	410,510
	Alps Logistics Co., Ltd.	4,800	30,860
	Amiyaki Tei Co., Ltd.	500	13,109
	Anabuki Kosan, Inc.	1,200	16,300
	AOI TYO Holdings, Inc.	6,500	26,744
	AOKI Holdings, Inc.	11,700	71,083
	Aomori Bank, Ltd. (The)	5,600	118,314
	Aoyama Trading Co., Ltd.	13,000	109,822
	Aozora Bank, Ltd.	29,700	528,545
	Arakawa Chemical Industries, Ltd.	5,500	65,184
	Arata Corp.	3,400	140,421
	Arcland Sakamoto Co., Ltd.	8,900	84,868
	Arcs Co., Ltd.	10,200	191,382
	Arealink Co., Ltd.	3,400	27,889
	Asahi Broadcasting Group Holdings Corp.	2,400	15,463
	Asahi Co., Ltd.	1,600	19,220
	Asahi Kogyosha Co., Ltd.	1,300	35,584
	Asahi Printing Co., Ltd.	3,000	25,779
	Asahi Yukizai Corp.	4,500	53,938
	Asanuma Corp.	1,800	57,210
	Asax Co., Ltd.	2,400	13,691
	Ashimori Industry Co., Ltd.	900	7,075
	Asia Pile Holdings Corp.	10,700	41,515
	ASKA Pharmaceutical Co., Ltd.	5,900	61,003
	Autobacs Seven Co., Ltd.	13,100	152,975
	Avantia Co., Ltd.	2,800	17,445
	Avex, Inc.	6,500	49,199
	Awa Bank, Ltd. (The)	10,000	217,581
	Bando Chemical Industries, Ltd.	9,500	56,573
	Bank of Iwate, Ltd. (The)	4,300	100,577
	Bank of Kochi, Ltd. (The)	1,000	6,684
	Bank of Nagoya, Ltd. (The)	3,400	71,351
	Bank of Okinawa, Ltd. (The)	6,580	194,996
	Bank of Saga, Ltd. (The)	4,300	44,521

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of the Ryukyus, Ltd.	13,200	$123,222
	Bank of Toyama, Ltd. (The)	700	14,264
	Belluna Co., Ltd.	13,900	64,935
	Biofermin Pharmaceutical Co., Ltd.	1,100	23,419
	Bunka Shutter Co., Ltd.	14,200	103,668
	C Uyemura & Co., Ltd.	900	49,475
	Canon Electronics, Inc.	5,000	73,227
	Carlit Holdings Co., Ltd.	5,500	25,578
	Cawachi, Ltd.	4,800	113,502
	Central Glass Co., Ltd.	11,100	190,235
	Chiba Bank, Ltd. (The)	81,200	376,769
	Chiba Kogyo Bank, Ltd. (The)	17,300	37,682
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	53,564
	Chino Corp.	1,700	19,959
	Chiyoda Co., Ltd.	4,700	45,024
	Chori Co., Ltd.	3,100	48,440
	Chubu Shiryo Co., Ltd.	5,400	82,778
	Chuetsu Pulp & Paper Co., Ltd.	2,000	25,061
	Chugai Ro Co., Ltd.	2,700	38,753
	Chugoku Bank, Ltd. (The)	5,300	48,802
	Chugoku Marine Paints, Ltd.	3,200	24,469
	Chukyo Bank, Ltd. (The)	3,300	64,475
	Chuo Gyorui Co., Ltd.	500	11,254
	CI Takiron Corp.	9,000	48,929
	Citizen Watch Co., Ltd.	86,500	305,288
	CK-San-Etsu Co., Ltd.	400	10,619
	Cleanup Corp.	6,800	32,660
*	CMK Corp.	16,000	61,749
	cocokara fine, Inc.	900	42,445
	Cosel Co., Ltd.	6,800	56,909
	Cosmo Energy Holdings Co., Ltd.	16,700	250,883
	Cosmos Initia Co., Ltd.	2,700	9,879
	Create Medic Co., Ltd.	1,500	15,108
	Credit Saison Co., Ltd.	44,400	504,257
	Cross Plus, Inc.	1,000	4,337
	CTI Engineering Co., Ltd.	3,300	53,367
	Dai Nippon Toryo Co., Ltd.	7,200	61,520
	Daicel Corp.	53,400	433,471
	Dai-Dan Co., Ltd.	3,600	90,016
	Daido Kogyo Co., Ltd.	2,100	12,177
	Daido Metal Co., Ltd.	12,900	64,400
	Daido Steel Co., Ltd.	7,800	257,599
	Daihatsu Diesel Manufacturing Co., Ltd.	4,600	17,586
	Daihen Corp.	4,500	128,123
	Daiho Corp.	5,000	104,672
	Daiichi Jitsugyo Co., Ltd.	2,100	71,000
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	45,146
	Dai-ichi Seiko Co., Ltd.	1,900	40,302
	Daiken Corp.	3,200	47,584
	Daiki Aluminium Industry Co., Ltd.	8,400	44,587
	Daikoku Denki Co., Ltd.	2,500	27,052
	Daikyonishikawa Corp.	8,700	43,096
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	73,841
	Daishi Hokuetsu Financial Group, Inc.	8,750	190,137
	Daishinku Corp.	1,700	26,921
	Daisue Construction Co., Ltd.	3,500	23,955
	Daito Bank, Ltd. (The)	2,700	14,397
	Daitron Co., Ltd.	2,700	36,824
	Daiwabo Holdings Co., Ltd.	3,100	190,975

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co., Ltd.	27,900	$272,615
	Denka Co., Ltd.	13,200	318,909
	Dexerials Corp.	15,000	98,497
	DIC Corp.	21,400	496,961
	DKK-Toa Corp.	3,400	27,542
	Doshisha Co., Ltd.	6,800	83,663
	Doutor Nichires Holdings Co., Ltd.	8,000	121,070
	Dowa Holdings Co., Ltd.	4,100	113,398
	DyDo Group Holdings, Inc.	2,600	102,793
	Eagle Industry Co., Ltd.	8,000	50,323
	Ebara Foods Industry, Inc.	1,400	28,443
	Ebara Jitsugyo Co., Ltd.	2,100	43,778
	EDION Corp.	22,000	191,230
	EF-ON, Inc.	2,600	11,909
	Ehime Bank, Ltd. (The)	9,000	91,286
	Eidai Co., Ltd.	8,000	20,983
	Eizo Corp.	4,100	122,960
	Elematec Corp.	5,800	44,093
	Endo Lighting Corp.	2,400	12,902
	Enshu, Ltd.	1,100	9,643
	Eslead Corp.	2,300	28,862
	ESPEC Corp.	4,300	68,779
	Exedy Corp.	8,500	136,953
	FALCO HOLDINGS Co., Ltd.	2,300	34,037
	FCC Co., Ltd.	9,800	139,436
	Feed One Co., Ltd.	35,500	55,341
	Ferrotec Holdings Corp.	12,300	73,882
	FIDEA Holdings Co., Ltd.	59,200	59,171
	Fields Corp.	1,900	5,806
	First Bank of Toyama, Ltd. (The)	14,900	37,080
*	First Brothers Co., Ltd.	1,800	10,813
	First Juken Co., Ltd.	2,300	20,226
	FJ Next Co., Ltd.	3,800	28,788
	Foster Electric Co., Ltd.	7,000	76,129
	France Bed Holdings Co., Ltd.	5,300	43,308
	F-Tech, Inc.	4,900	21,144
	Fudo Tetra Corp.	3,700	46,215
	Fuji Co., Ltd.	5,600	89,439
	Fuji Corp.	16,400	274,590
	Fuji Corp., Ltd.	6,900	32,525
	Fuji Oil Co., Ltd.	15,000	25,687
	Fuji Pharma Co., Ltd.	2,800	30,234
	Fujibo Holdings, Inc.	2,500	66,839
	Fujicco Co., Ltd.	3,700	66,508
	Fujikura Composites, Inc.	6,200	20,976
	Fujikura Kasei Co., Ltd.	7,900	36,443
	Fujikura, Ltd.	71,000	208,751
	Fujimori Kogyo Co., Ltd.	4,300	126,509
	Fujisash Co., Ltd.	25,800	15,638
	Fujita Kanko, Inc.	1,600	25,792
	Fujitsu Frontech, Ltd.	4,300	42,844
	Fujiya Co., Ltd.	1,300	24,403
	FuKoKu Co., Ltd.	3,700	20,325
	Fukuda Corp.	2,100	80,812
	Fukui Bank, Ltd. (The)	5,500	80,581
	Fukuoka Financial Group, Inc.	39,760	568,033
	Fukushima Bank, Ltd. (The)	5,700	8,668
	Fukuyama Transporting Co., Ltd.	2,600	90,103
	Furukawa Battery Co., Ltd. (The)	3,000	15,406

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Furukawa Co., Ltd.	9,300	$95,058
Furukawa Electric Co., Ltd.	20,100	378,334
Furuno Electric Co., Ltd.	7,300	54,318
Furusato Industries, Ltd.	3,200	41,975
Fuso Pharmaceutical Industries, Ltd.	2,300	46,241
Futaba Industrial Co., Ltd.	17,000	80,813
Fuyo General Lease Co., Ltd.	5,900	294,996
Gecoss Corp.	3,600	29,019
Geo Holdings Corp.	7,800	102,118
GL Sciences, Inc.	2,600	24,407
GLOBERIDE, Inc.	2,000	35,667
Glory, Ltd.	12,500	280,928
Glosel Co., Ltd.	6,000	23,901
Godo Steel, Ltd.	3,100	58,319
Goldcrest Co., Ltd.	5,100	76,934
Grandy House Corp.	4,100	12,581
GS Yuasa Corp.	9,300	132,159
GSI Creos Corp.	900	8,660
G-Tekt Corp.	5,700	58,304
Gunma Bank, Ltd. (The)	101,400	324,648
Gunze, Ltd.	4,600	155,931
H2O Retailing Corp.	26,100	204,707
Hachijuni Bank, Ltd. (The)	10,500	37,494
Hagihara Industries, Inc.	2,900	35,756
Hagiwara Electric Holdings Co., Ltd.	1,800	34,547
Hagoromo Foods Corp.	500	13,060
Hakudo Co., Ltd.	1,700	19,487
Hakuto Co., Ltd.	4,700	42,629
Hamakyorex Co., Ltd.	2,500	68,337
Hanwa Co., Ltd.	10,100	160,449
Happinet Corp.	3,600	35,477
Hard Off Corp. Co., Ltd.	3,900	24,216
Harima Chemicals Group, Inc.	4,400	41,998
Haruyama Holdings, Inc.	2,000	13,694
Haseko Corp.	40,500	439,692
Hazama Ando Corp.	38,400	239,145
Heiwa Real Estate Co., Ltd.	8,500	228,232
Heiwado Co., Ltd.	8,700	148,272
Helios Techno Holding Co., Ltd.	4,900	15,192
Hino Motors, Ltd.	61,600	366,442
Hirakawa Hewtech Corp.	4,100	38,721
Hiroshima Bank, Ltd. (The)	71,000	294,997
Hiroshima Electric Railway Co., Ltd.	3,200	31,096
HIS Co., Ltd.	8,400	110,604
Hitachi Capital Corp.	11,800	228,219
Hitachi Zosen Corp.	53,500	177,015
Hodogaya Chemical Co., Ltd.	1,500	48,624
Hogy Medical Co., Ltd.	2,700	84,427
Hokkaido Coca-Cola Bottling Co., Ltd.	600	20,379
Hokkan Holdings, Ltd.	2,600	36,821
Hokko Chemical Industry Co., Ltd.	4,000	20,822
Hokkoku Bank, Ltd. (The)	6,200	184,282
Hokuetsu Corp.	39,600	156,383
Hokuhoku Financial Group, Inc.	33,700	273,820
Hokuriku Electric Industry Co., Ltd.	2,500	21,900
Honda Tsushin Kogyo Co., Ltd.	5,600	20,764
H-One Co., Ltd.	5,000	24,496
Honeys Holdings Co., Ltd.	2,400	24,355
Honshu Chemical Industry Co., Ltd.	1,200	11,661

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings	10,600	$59,769
	Hosokawa Micron Corp.	1,300	59,180
	Howa Machinery, Ltd.	3,900	28,862
	Hyakugo Bank, Ltd. (The)	56,700	164,466
	Hyakujushi Bank, Ltd. (The)	6,600	117,404
	Ichiken Co., Ltd.	1,200	13,663
	Ichinen Holdings Co., Ltd.	5,400	56,073
	Ichiyoshi Securities Co., Ltd.	11,700	48,987
	IHI Corp.	25,700	318,542
	Iino Kaiun Kaisha, Ltd.	25,600	76,161
	IJTT Co., Ltd.	6,900	28,366
	Ikegami Tsushinki Co., Ltd.	800	6,112
	Imagica Group, Inc.	6,500	21,788
	Imasen Electric Industrial	4,400	30,736
	Inaba Denki Sangyo Co., Ltd.	9,300	196,748
	Inaba Seisakusho Co., Ltd.	2,700	32,759
	Inabata & Co., Ltd.	12,100	134,209
	Ines Corp.	4,600	60,314
	I-O Data Device, Inc.	2,400	20,359
	Iseki & Co., Ltd.	6,200	68,319
	Isetan Mitsukoshi Holdings, Ltd.	80,100	487,283
	Ishihara Sangyo Kaisha, Ltd.	10,300	61,237
	Itochu Enex Co., Ltd.	13,800	102,462
	Itochu-Shokuhin Co., Ltd.	1,600	70,405
	Itoham Yonekyu Holdings, Inc.	4,000	23,206
	Itoki Corp.	10,300	31,105
	IwaiCosmo Holdings, Inc.	6,600	57,870
	Iwaki & Co., Ltd.	6,000	24,079
	Iwaki Co., Ltd.	1,500	12,818
	Iwasaki Electric Co., Ltd.	1,300	16,179
	Iwatani Corp.	6,800	232,303
	Iyo Bank, Ltd. (The)	15,300	81,966
	J Front Retailing Co., Ltd.	53,900	439,718
	J Trust Co., Ltd.	19,100	37,067
	Jaccs Co., Ltd.	6,700	111,228
*	Jalux, Inc.	600	8,671
	Jamco Corp.	1,000	6,076
	Janome Sewing Machine Co., Ltd.	6,900	24,804
	Japan Asia Group, Ltd.	6,900	15,108
	Japan Aviation Electronics Industry, Ltd.	3,800	49,296
	Japan Cash Machine Co., Ltd.	5,700	29,058
*	Japan Display, Inc.	169,300	68,402
	Japan Oil Transportation Co., Ltd.	700	19,456
	Japan Pulp & Paper Co., Ltd.	3,300	109,710
	Japan Securities Finance Co., Ltd.	25,400	119,541
	Japan Steel Works, Ltd. (The)	17,000	208,705
	Japan Transcity Corp.	10,000	45,676
	Japan Wool Textile Co., Ltd. (The)	13,100	114,807
	JGC Holdings Corp.	31,500	304,189
	Jimoto Holdings, Inc.	50,500	45,176
	JK Holdings Co., Ltd.	2,700	18,879
	JMS Co., Ltd.	5,000	38,973
	Joban Kosan Co., Ltd.	2,000	24,161
	J-Oil Mills, Inc.	2,500	95,431
	Joshin Denki Co., Ltd.	5,300	102,755
	JSP Corp.	3,800	49,050
	JTEKT Corp.	50,400	369,207
	Juki Corp.	9,300	50,990
	Juroku Bank, Ltd. (The)	8,000	140,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JVCKenwood Corp.	53,400	$84,877
	Kaga Electronics Co., Ltd.	4,900	88,606
	Kamei Corp.	5,900	57,800
	Kanaden Corp.	5,000	57,604
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	48,903
	Kanamoto Co., Ltd.	7,200	139,619
	Kandenko Co., Ltd.	13,700	114,642
	Kaneka Corp.	11,200	289,691
	Kaneko Seeds Co., Ltd.	1,700	23,343
	Kanematsu Corp.	20,600	203,072
	Kansai Mirai Financial Group, Inc.	21,395	71,933
	Kansai Super Market, Ltd.	3,800	39,987
	Kanto Denka Kogyo Co., Ltd.	11,000	87,448
	Kasai Kogyo Co., Ltd.	7,400	34,391
	Katakura & Co-op Agri Corp.	1,200	12,994
	Kato Sangyo Co., Ltd.	6,100	206,912
	Kato Works Co., Ltd.	3,400	38,744
	KAWADA TECHNOLOGIES, Inc.	1,400	65,337
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	37,860
	Kawasaki Heavy Industries, Ltd.	32,900	497,121
*	Kawasaki Kisen Kaisha, Ltd.	19,500	191,845
	Kawata Manufacturing Co., Ltd.	1,900	12,007
	Keihin Corp.	13,300	317,250
	Keiyo Bank, Ltd. (The)	30,100	146,701
	Keiyo Co., Ltd.	9,800	52,333
	Kenedix, Inc.	38,200	172,622
	Kenko Mayonnaise Co., Ltd.	2,800	51,461
	KFC, Ltd.	700	10,462
	Kimura Unity Co., Ltd.	1,300	11,759
*	Kinki Sharyo Co., Ltd. (The)	800	8,238
	Kintetsu World Express, Inc.	10,300	149,924
	Ki-Star Real Estate Co., Ltd.	1,500	14,968
	Kitagawa Corp.	2,800	39,523
	Kita-Nippon Bank, Ltd. (The)	2,100	37,738
	Kitano Construction Corp.	1,200	28,929
	Kitz Corp.	15,000	92,012
	Kiyo Bank, Ltd. (The)	16,700	246,771
	Koa Corp.	5,700	47,192
	Koatsu Gas Kogyo Co., Ltd.	9,700	66,185
	Kobe Steel, Ltd.	100,700	336,801
	Kohnan Shoji Co., Ltd.	7,000	162,468
	Kohsoku Corp.	2,700	36,228
	Kojima Co., Ltd.	7,900	28,735
	Kokusai Co., Ltd.	2,400	14,225
	Kokuyo Co., Ltd.	18,700	228,622
	KOMAIHALTEC, Inc.	1,200	16,870
	Komatsu Matere Co., Ltd.	8,600	60,035
	Komatsu Wall Industry Co., Ltd.	1,800	30,220
	Komehyo Co., Ltd.	2,800	21,777
	Komeri Co., Ltd.	9,400	182,580
	Konaka Co., Ltd.	7,500	22,506
	Kondotec, Inc.	4,200	35,764
	Konica Minolta, Inc.	108,300	419,080
	Konishi Co., Ltd.	3,800	49,740
	Konoike Transport Co., Ltd.	7,300	78,694
*	Kosaido Co., Ltd.	6,500	46,520
	Koshidaka Holdings Co., Ltd.	4,200	18,233
	Krosaki Harima Corp.	1,200	42,215
	KRS Corp.	1,800	27,421

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KU Holdings Co., Ltd.	2,600	$19,352
	Kumagai Gumi Co., Ltd.	3,400	74,495
	Kumiai Chemical Industry Co., Ltd.	13,500	108,959
	Kurabo Industries, Ltd.	4,600	105,312
	Kureha Corp.	4,900	197,630
	Kurimoto, Ltd.	3,200	53,060
	Kuriyama Holdings Corp.	2,000	8,951
*	KYB Corp.	5,400	108,589
	Kyodo Printing Co., Ltd.	2,200	56,634
	Kyoei Steel, Ltd.	6,200	78,784
	Kyokuto Boeki Kaisha, Ltd.	1,300	16,821
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	109,634
	Kyokuto Securities Co., Ltd.	7,000	31,949
	Kyokuyo Co., Ltd.	2,400	57,348
	Kyoritsu Printing Co., Ltd.	3,700	5,202
	Kyosan Electric Manufacturing Co., Ltd.	12,300	58,307
	Kyowa Electronic Instruments Co., Ltd.	6,500	24,397
	Kyowa Leather Cloth Co., Ltd.	4,900	28,898
	Kyushu Financial Group, Inc.	62,700	264,510
	Kyushu Leasing Service Co., Ltd.	2,800	11,503
	Lintec Corp.	10,400	223,178
	LIXIL VIVA Corp.	3,700	62,976
	Lonseal Corp.	700	11,704
	Look Holdings, Inc.	1,800	13,190
	Macnica Fuji Electronics Holdings, Inc.	13,100	178,322
	Macromill, Inc.	2,900	18,405
	Maeda Corp.	10,700	85,828
	Maeda Road Construction Co., Ltd.	400	7,405
	Makino Milling Machine Co., Ltd.	6,900	196,702
	Marubun Corp.	5,500	25,730
	Marudai Food Co., Ltd.	6,100	111,285
	Marufuji Sheet Piling Co., Ltd.	600	10,536
	Maruha Nichiro Corp.	7,100	148,582
	Maruka Corp.	2,200	35,427
	Maruwa Co., Ltd.	1,400	98,750
	Maruyama Manufacturing Co., Inc.	1,100	12,508
	Maruzen CHI Holdings Co., Ltd.	3,000	10,470
	Maruzen Co., Ltd.	600	9,407
	Maruzen Showa Unyu Co., Ltd.	2,900	68,000
	Matsuda Sangyo Co., Ltd.	4,300	52,600
	Maxell Holdings, Ltd.	13,400	123,272
	Maxvalu Tokai Co., Ltd.	1,200	24,872
	Mazda Motor Corp.	135,100	763,767
	Mebuki Financial Group, Inc.	242,580	509,578
	Megachips Corp.	3,200	48,113
	Megmilk Snow Brand Co., Ltd.	10,200	232,729
	Meidensha Corp.	8,700	134,875
	Meiji Electric Industries Co., Ltd.	2,000	23,448
	Meiji Shipping Co., Ltd.	2,800	9,515
	Meisei Industrial Co., Ltd.	10,700	77,833
	Meiwa Corp.	7,300	32,687
	Meiwa Estate Co., Ltd.	2,900	11,758
	Mercuria Investment Co., Ltd.	3,100	16,212
	Michinoku Bank, Ltd. (The)	5,400	55,009
	Mikuni Corp.	6,100	14,073
	Mimaki Engineering Co., Ltd.	2,200	8,298
	Mimasu Semiconductor Industry Co., Ltd.	4,400	85,196
	Ministop Co., Ltd.	3,600	49,670
	Mirait Holdings Corp.	16,410	211,981

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitani Sangyo Co., Ltd.	7,800	$26,870
	Mito Securities Co., Ltd.	18,500	32,969
*	Mitsuba Corp.	11,500	48,330
	Mitsubishi Gas Chemical Co., Inc.	37,000	453,281
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	27,174
	Mitsubishi Logistics Corp.	7,300	161,178
	Mitsubishi Materials Corp.	25,500	522,300
	Mitsubishi Paper Mills, Ltd.	7,800	27,552
	Mitsubishi Pencil Co., Ltd.	700	8,761
	Mitsubishi Shokuhin Co., Ltd.	3,600	90,853
	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	33,767
	Mitsuboshi Belting, Ltd.	6,100	83,523
*	Mitsui E&S Holdings Co., Ltd.	18,200	102,829
	Mitsui High-Tec, Inc.	4,400	49,298
	Mitsui Matsushima Holdings Co., Ltd.	1,600	12,412
	Mitsui Mining & Smelting Co., Ltd.	16,900	315,307
	Mitsui OSK Lines, Ltd.	33,100	574,109
	Mitsui Sugar Co., Ltd.	4,600	91,776
	Mitsui-Soko Holdings Co., Ltd.	5,900	79,936
	Miyaji Engineering Group, Inc.	1,600	23,773
	Miyazaki Bank, Ltd. (The)	4,600	99,169
	Miyoshi Oil & Fat Co., Ltd.	1,800	17,943
	Mizuho Leasing Co., Ltd.	7,400	142,272
	Mizuno Corp.	5,500	95,416
	Modec, Inc.	5,000	70,846
	Monex Group, Inc.	42,200	82,699
	MORESCO Corp.	2,000	16,476
	Morinaga Milk Industry Co., Ltd.	6,700	259,679
	Moriroku Holdings Co., Ltd.	900	12,287
	Morita Holdings Corp.	1,600	24,587
	Morito Co., Ltd.	4,900	30,245
	Mory Industries, Inc.	1,800	39,146
	MrMax Holdings, Ltd.	8,500	33,080
	Mugen Estate Co., Ltd.	4,100	17,765
	Musashi Seimitsu Industry Co., Ltd.	9,500	76,917
	Musashino Bank, Ltd. (The)	8,600	108,315
	Nachi-Fujikoshi Corp.	3,500	101,222
	Nadex Co., Ltd.	800	4,907
	Nafco Co., Ltd.	1,700	18,559
	Nagano Bank, Ltd. (The)	2,800	29,962
	Nagano Keiki Co., Ltd.	4,200	30,463
	Nagase & Co., Ltd.	29,500	354,845
	Nakabayashi Co., Ltd.	4,000	20,767
	Nakamuraya Co., Ltd.	900	32,454
	Nakayama Steel Works, Ltd.	8,000	28,018
	Nakayamafuku Co., Ltd.	4,300	18,742
	Nanto Bank, Ltd. (The)	8,500	178,265
	Natori Co., Ltd.	1,100	17,557
	NEC Capital Solutions, Ltd.	2,600	45,240
	Neturen Co., Ltd.	10,100	54,788
	NHK Spring Co., Ltd.	49,600	328,193
	Nicca Chemical Co., Ltd.	1,600	12,931
*	Nice Corp.	1,200	9,320
	Nichiban Co., Ltd.	1,300	18,168
	Nichicon Corp.	13,400	88,311
	Nichiden Corp.	3,900	74,298
	Nichiha Corp.	4,300	78,548
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	163,823
	Nichirin Co., Ltd.	2,750	31,617

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nihon Dempa Kogyo Co., Ltd.	3,100	$11,856
	Nihon Denkei Co., Ltd.	1,400	13,772
	Nihon House Holdings Co., Ltd.	13,000	33,453
	Nihon Nohyaku Co., Ltd.	9,500	38,016
	Nihon Parkerizing Co., Ltd.	13,800	141,221
	Nihon Plast Co., Ltd.	4,500	18,144
	Nihon Tokushu Toryo Co., Ltd.	3,100	24,731
	Nihon Yamamura Glass Co., Ltd.	2,700	20,870
	Nikkato Corp.	2,400	13,463
	Nikkiso Co., Ltd.	9,800	76,253
	Nikkon Holdings Co., Ltd.	12,000	233,010
	Nikon Corp.	61,200	569,271
	Nippo Corp.	12,700	285,605
	Nippon Carbide Industries Co., Inc.	2,300	22,446
	Nippon Chemical Industrial Co., Ltd.	1,800	37,510
	Nippon Chemi-Con Corp.	5,000	56,395
	Nippon Chemiphar Co., Ltd.	500	11,965
	Nippon Coke & Engineering Co., Ltd.	52,300	27,021
	Nippon Concrete Industries Co., Ltd.	17,600	40,983
*	Nippon Denko Co., Ltd.	35,700	49,233
	Nippon Densetsu Kogyo Co., Ltd.	9,100	177,368
	Nippon Dry-Chemical Co., Ltd.	1,400	18,049
	Nippon Electric Glass Co., Ltd.	23,200	337,971
	Nippon Filcon Co., Ltd.	3,100	15,052
	Nippon Flour Mills Co., Ltd.	11,700	184,184
	Nippon Kayaku Co., Ltd.	19,100	184,773
*	Nippon Kinzoku Co., Ltd.	900	5,257
	Nippon Kodoshi Corp.	800	6,300
	Nippon Koei Co., Ltd.	3,200	91,600
	Nippon Light Metal Holdings Co., Ltd.	180,000	283,485
	Nippon Paper Industries Co., Ltd.	29,800	425,555
	Nippon Pillar Packing Co., Ltd.	4,100	51,952
	Nippon Piston Ring Co., Ltd.	2,200	24,014
	Nippon Road Co., Ltd. (The)	1,500	90,458
	Nippon Seisen Co., Ltd.	1,200	32,991
*	Nippon Sheet Glass Co., Ltd.	26,700	84,460
	Nippon Signal Co., Ltd.	12,000	111,560
	Nippon Soda Co., Ltd.	6,600	169,341
	Nippon Steel Trading Corp.	4,400	138,623
	Nippon Suisan Kaisha, Ltd.	27,600	122,805
	Nippon Thompson Co., Ltd.	17,000	58,700
	Nippon Yakin Kogyo Co., Ltd.	4,400	67,552
	Nippon Yusen K.K	43,400	571,297
	Nishimatsu Construction Co., Ltd.	15,600	295,398
	Nishimoto Co., Ltd.	400	6,720
	Nishi-Nippon Financial Holdings, Inc.	35,900	209,516
	Nishio Rent All Co., Ltd.	4,800	98,836
	Nissan Shatai Co., Ltd.	15,900	127,286
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	9,265
	Nissei Plastic Industrial Co., Ltd.	3,700	33,868
	Nissha Co., Ltd.	8,000	58,423
	Nisshin Oillio Group, Ltd. (The)	6,500	213,759
	Nisshinbo Holdings, Inc.	45,204	315,174
	Nissin Corp.	4,100	60,237
	Nissin Electric Co., Ltd.	8,100	75,246
	Nitta Corp.	5,600	100,207
	Nitta Gelatin, Inc.	3,800	24,290
	Nitto Fuji Flour Milling Co., Ltd.	400	21,965
	Nitto Kogyo Corp.	6,600	111,188

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Seiko Co., Ltd.	8,700	$38,364
	Nittoc Construction Co., Ltd.	2,000	13,103
	Noda Corp.	1,700	9,661
	NOK Corp.	26,800	312,109
	Nomura Real Estate Holdings, Inc.	28,500	463,417
	Noritake Co., Ltd.	3,000	98,252
	Noritsu Koki Co., Ltd.	6,100	70,381
	Noritz Corp.	9,000	100,121
	North Pacific Bank, Ltd.	76,400	136,857
	Nozawa Corp.	1,400	7,107
	NS United Kaiun Kaisha, Ltd.	2,900	38,737
	NTN Corp.	125,400	240,521
	Ogaki Kyoritsu Bank, Ltd. (The)	9,800	199,962
	Ohara, Inc.	2,000	16,960
	Ohmoto Gumi Co., Ltd.	200	7,827
	OIE Sangyo Co., Ltd.	200	2,706
	Oiles Corp.	6,700	86,662
	Oita Bank, Ltd. (The)	4,300	85,659
	Okabe Co., Ltd.	10,500	73,698
	Okada Aiyon Corp.	1,100	8,826
	Okamoto Industries, Inc.	400	16,047
	Okamura Corp.	11,100	80,221
	Okasan Securities Group, Inc.	40,200	121,567
	Oki Electric Industry Co., Ltd.	16,500	158,714
	OKUMA Corp.	6,600	248,852
	Okura Industrial Co., Ltd.	1,800	26,206
	Okuwa Co., Ltd.	6,100	82,979
	Olympic Group Corp.	2,600	15,834
	Onoken Co., Ltd.	5,000	53,215
	Onward Holdings Co., Ltd.	27,200	85,100
	Orient Corp.	82,300	94,134
	Origin Co., Ltd.	1,300	17,511
	Osaka Organic Chemical Industry, Ltd.	3,700	59,153
	Osaka Soda Co., Ltd.	3,100	70,725
*	OSAKA Titanium Technologies Co., Ltd.	5,100	44,283
	Osaki Electric Co., Ltd.	12,400	59,614
	OSG Corp.	7,900	102,637
	OSJB Holdings Corp.	12,500	26,864
	OUG Holdings, Inc.	600	14,749
	Pacific Industrial Co., Ltd.	12,200	103,384
	Paltek Corp.	2,400	8,893
	Parker Corp.	2,000	7,357
	PC Depot Corp.	8,100	40,538
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	17,663
	Penta-Ocean Construction Co., Ltd.	63,500	320,794
	Piolax, Inc.	8,300	123,567
	Press Kogyo Co., Ltd.	29,000	71,475
	Pressance Corp.	8,900	91,085
	Prima Meat Packers, Ltd.	1,900	43,082
	PS Mitsubishi Construction Co., Ltd.	8,400	41,225
	Punch Industry Co., Ltd.	4,100	13,160
	Raiznext Corp.	8,600	95,156
	Rasa Corp.	1,900	14,627
	Rasa Industries, Ltd.	1,600	18,459
	Raysum Co., Ltd.	4,400	36,423
	Rengo Co., Ltd.	31,200	243,069
	Resorttrust, Inc.	17,600	180,449
	Restar Holdings Corp.	2,400	38,708
	Retail Partners Co., Ltd.	7,200	84,492

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riberesute Corp.	2,000	$14,848
	Ricoh Leasing Co., Ltd.	4,200	111,805
*	Right On Co., Ltd.	6,100	26,751
	Riken Corp.	2,600	69,357
	Riken Keiki Co., Ltd.	2,600	50,062
	Riken Technos Corp.	11,500	47,122
	Riken Vitamin Co., Ltd.	2,800	53,833
	Rix Corp.	600	8,416
	Roland DG Corp.	3,200	39,278
	Round One Corp.	7,100	58,138
	Ryobi, Ltd.	7,300	86,012
	Ryoden Corp.	4,800	59,103
	Ryosan Co., Ltd.	3,100	67,790
	S Foods, Inc.	3,000	63,349
	S LINE Co., Ltd.	1,800	16,216
	Sac’s Bar Holdings, Inc.	2,500	12,826
	Sakai Chemical Industry Co., Ltd.	4,000	67,014
	Sakai Heavy Industries, Ltd.	700	13,477
	Sakata INX Corp.	11,400	101,796
	Sala Corp.	16,900	88,986
	SAMTY Co., Ltd.	4,500	58,216
	San Holdings, Inc.	2,200	26,169
	San ju San Financial Group, Inc.	4,330	61,732
	San-A Co., Ltd.	1,200	48,343
	San-Ai Oil Co., Ltd.	16,300	165,484
*	Sanden Holdings Corp.	4,900	15,701
	Sanei Architecture Planning Co., Ltd.	3,100	34,394
	Sangetsu Corp.	1,900	28,278
	San-In Godo Bank, Ltd. (The)	41,300	216,652
	Sanki Engineering Co., Ltd.	9,900	111,630
	Sanko Gosei, Ltd.	2,000	5,349
	Sanko Metal Industrial Co., Ltd.	1,000	19,642
	Sankyo Tateyama, Inc.	7,700	63,471
	Sanoh Industrial Co., Ltd.	7,100	45,896
	Sansei Landic Co., Ltd.	1,300	8,480
	Sansei Technologies, Inc.	800	4,343
	Sansha Electric Manufacturing Co., Ltd.	4,900	24,589
	Sanshin Electronics Co., Ltd.	1,700	23,679
	Sanyo Chemical Industries, Ltd.	3,500	137,882
	Sanyo Denki Co., Ltd.	2,300	101,031
	Sanyo Special Steel Co., Ltd.	4,600	40,166
	Sanyo Trading Co., Ltd.	4,600	36,880
	Sapporo Holdings, Ltd.	11,900	226,531
	Sato Shoji Corp.	5,000	37,660
	Satori Electric Co., Ltd.	4,200	32,003
	Sawada Holdings Co., Ltd.	6,000	50,124
	Saxa Holdings, Inc.	1,300	20,707
	Scroll Corp.	8,200	24,711
	SEC Carbon, Ltd.	600	35,535
	Secom Joshinetsu Co., Ltd.	945	29,479
	Seika Corp.	3,500	36,409
	Seikitokyu Kogyo Co., Ltd.	8,500	63,072
	Seiko Holdings Corp.	7,000	116,225
	Seiko PMC Corp.	2,300	13,956
	Seino Holdings Co., Ltd.	40,000	476,203
	Seiren Co., Ltd.	5,500	65,120
	Sekisui Plastics Co., Ltd.	8,100	45,320
	Senko Group Holdings Co., Ltd.	29,600	241,236
	Senshu Electric Co., Ltd.	2,300	53,211

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Senshu Ikeda Holdings, Inc.	62,500	$97,567
	Senshukai Co., Ltd.	7,900	25,733
	Shibaura Electronics Co., Ltd.	600	12,983
	Shibaura Machine Co., Ltd.	6,300	123,939
	Shibaura Mechatronics Corp.	900	22,601
	Shibusawa Warehouse Co., Ltd. (The)	3,100	64,499
	Shiga Bank, Ltd. (The)	11,600	273,217
	Shikibo, Ltd.	2,500	24,669
	Shikoku Bank, Ltd. (The)	9,600	74,510
	Shikoku Chemicals Corp.	9,600	97,529
	Shima Seiki Manufacturing, Ltd.	5,100	76,760
	Shimachu Co., Ltd.	8,600	214,775
	Shimamura Co., Ltd.	1,400	88,265
	Shimizu Bank, Ltd. (The)	2,700	45,527
	Shimojima Co., Ltd.	2,900	33,367
	Shin Nippon Air Technologies Co., Ltd.	700	14,538
	Shinagawa Refractories Co., Ltd.	1,700	34,524
	Shindengen Electric Manufacturing Co., Ltd.	2,400	55,338
	Shin-Etsu Polymer Co., Ltd.	11,300	88,099
	Shinko Electric Industries Co., Ltd.	21,000	262,125
	Shinko Shoji Co., Ltd.	8,100	65,321
	Shinmaywa Industries, Ltd.	6,000	60,937
	Shinnihon Corp.	7,700	54,812
	Shinoken Group Co., Ltd.	5,100	37,740
*	Shinsei Bank, Ltd.	44,000	530,769
	Shinsho Corp.	1,500	25,201
	Shizuki Electric Co., Inc.	3,000	13,025
	Shizuoka Gas Co., Ltd.	12,800	115,019
	Shofu, Inc.	1,900	28,216
	Showa Corp.	14,200	298,383
	Showa Denko K.K	29,300	641,316
	Sigma Koki Co., Ltd.	900	9,333
	Siix Corp.	7,900	64,341
	Sinanen Holdings Co., Ltd.	2,300	58,900
	Sinfonia Technology Co., Ltd.	5,800	54,924
	Sinko Industries, Ltd.	3,700	48,054
	SK-Electronics Co., Ltd.	2,400	23,562
	SKY Perfect JSAT Holdings, Inc.	34,300	128,946
	SMK Corp.	1,500	35,830
	Soda Nikka Co., Ltd.	6,400	35,548
	Sodick Co., Ltd.	13,600	93,734
	Sojitz Corp.	284,400	658,198
	Soken Chemical & Engineering Co., Ltd.	1,600	16,066
	Space Co., Ltd.	2,320	22,445
	Space Value Holdings Co., Ltd.	7,300	23,029
	SPK Corp.	1,200	14,484
	St Marc Holdings Co., Ltd.	2,500	41,743
	Starzen Co., Ltd.	1,900	77,564
	St-Care Holding Corp.	1,600	6,020
	Sugimoto & Co., Ltd.	2,800	44,900
	Sumida Corp.	7,600	49,438
	Suminoe Textile Co., Ltd.	1,700	28,113
	Sumitomo Bakelite Co., Ltd.	3,200	82,652
	Sumitomo Densetsu Co., Ltd.	4,000	83,260
	Sumitomo Forestry Co., Ltd.	31,100	384,213
	Sumitomo Heavy Industries, Ltd.	25,300	533,176
	Sumitomo Mitsui Construction Co., Ltd.	25,500	105,222
	Sumitomo Osaka Cement Co., Ltd.	5,400	175,721
*	Sumitomo Precision Products Co., Ltd.	600	12,268

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Riko Co., Ltd.	12,000	$64,175
	Sumitomo Rubber Industries, Ltd.	49,154	477,119
	Sumitomo Seika Chemicals Co., Ltd.	2,600	71,315
	Sun Frontier Fudousan Co., Ltd.	8,200	65,141
	Suncall Corp.	7,300	26,109
	Sun-Wa Technos Corp.	2,500	19,124
	Suzuki Co., Ltd.	3,000	20,127
	SWCC Showa Holdings Co., Ltd.	6,200	63,522
	T Hasegawa Co., Ltd.	7,700	154,397
	T RAD Co., Ltd.	1,700	21,319
	T&K Toka Co., Ltd.	6,700	45,089
	Tachibana Eletech Co., Ltd.	4,500	61,843
	Tachikawa Corp.	2,800	28,459
	Tachi-S Co., Ltd.	8,500	74,366
	Tadano, Ltd.	27,900	212,814
	Taihei Dengyo Kaisha, Ltd.	4,000	81,818
	Taiheiyo Cement Corp.	28,100	551,627
	Taiheiyo Kouhatsu, Inc.	1,500	8,418
	Taiho Kogyo Co., Ltd.	6,200	29,829
	Taikisha, Ltd.	6,000	174,740
	Taiko Bank, Ltd. (The)	2,400	34,028
	Taisei Lamick Co., Ltd.	1,100	26,679
	Takamatsu Construction Group Co., Ltd.	4,100	84,175
	Takamatsu Machinery Co., Ltd.	2,400	12,655
	Takaoka Toko Co., Ltd.	3,700	31,951
	Takara Leben Co., Ltd.	18,900	61,893
	Takara Standard Co., Ltd.	10,400	153,270
	Takasago International Corp.	4,100	86,918
	Takasago Thermal Engineering Co., Ltd.	2,500	39,408
	Takashima & Co., Ltd.	700	9,861
	Takashimaya Co., Ltd.	42,400	383,176
	Take And Give Needs Co., Ltd.	2,900	18,415
	TAKEBISHI Corp.	2,800	35,449
	Takeei Corp.	6,700	49,958
	Takeuchi Manufacturing Co., Ltd.	5,500	79,041
	Takihyo Co., Ltd.	1,600	24,032
	Takisawa Machine Tool Co., Ltd.	1,800	18,543
	Tamron Co., Ltd.	2,900	48,248
	Tamura Corp.	19,400	79,540
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	55,814
	Tayca Corp.	4,400	61,451
	Tbk Co., Ltd.	9,300	41,096
	TECHNO ASSOCIE Co., Ltd.	1,200	9,599
	Techno Smart Corp.	1,500	11,093
	Teijin, Ltd.	44,800	714,459
	Tekken Corp.	3,900	77,091
	Toa Corp.	6,000	39,852
	Toa Corp.	4,300	56,390
	Toa Oil Co., Ltd.	2,000	32,801
	TOA ROAD Corp.	1,700	45,798
	Tobishima Corp.	5,740	56,817
	TOC Co., Ltd.	12,300	76,325
	Tochigi Bank, Ltd. (The)	31,600	45,589
	Toda Corp.	4,300	24,979
*	Toda Kogyo Corp.	1,200	14,342
	Toei Co., Ltd.	300	37,260
	Toenec Corp.	2,600	78,819
	Toho Acetylene Co., Ltd.	1,200	14,099
	Toho Bank, Ltd. (The)	50,500	117,575

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Chemical Industry Co., Ltd.	3,000	$13,862
	Toho Co., Ltd.	2,100	33,730
	Toho Holdings Co., Ltd.	10,200	211,242
*	Toho Zinc Co., Ltd.	3,500	42,726
	Tohoku Bank, Ltd. (The)	2,800	22,893
	Tokai Carbon Co., Ltd.	21,000	173,663
	Tokai Lease Co., Ltd.	800	8,777
	Tokai Rika Co., Ltd.	17,000	216,573
	Tokai Tokyo Financial Holdings, Inc.	50,500	107,297
	Tokushu Tokai Paper Co., Ltd.	2,500	94,293
	Tokuyama Corp.	5,300	111,830
	Tokyo Dome Corp.	20,300	148,303
	Tokyo Electron Device, Ltd.	2,200	55,613
	Tokyo Energy & Systems, Inc.	6,600	44,617
	Tokyo Keiki, Inc.	3,800	26,541
	Tokyo Kiraboshi Financial Group, Inc.	7,500	72,985
	Tokyo Rakutenchi Co., Ltd.	900	33,748
*	Tokyo Rope Manufacturing Co., Ltd.	4,200	20,636
	Tokyo Sangyo Co., Ltd.	4,000	17,991
	Tokyo Steel Manufacturing Co., Ltd.	14,400	91,681
	Tokyo Tatemono Co., Ltd.	34,000	382,384
	Tokyo Tekko Co., Ltd.	3,900	40,797
	Tokyo Theatres Co., Inc.	3,000	32,974
	Tokyu Construction Co., Ltd.	14,500	74,961
	Tokyu Fudosan Holdings Corp.	84,000	410,946
	Tokyu Recreation Co., Ltd.	600	24,614
	Toli Corp.	12,400	29,404
	Tomato Bank, Ltd.	3,100	30,029
	Tomen Devices Corp.	800	28,584
	Tomoe Corp.	6,700	21,640
	Tomoe Engineering Co., Ltd.	2,300	40,379
*	Tomoegawa Co., Ltd.	1,400	11,233
	Tomoku Co., Ltd.	3,200	45,909
	TOMONY Holdings, Inc.	44,100	147,740
	Tonami Holdings Co., Ltd.	1,600	78,754
	Topre Corp.	9,300	107,580
	Topy Industries, Ltd.	4,300	50,279
	Torishima Pump Manufacturing Co., Ltd.	5,200	35,412
	Tosei Corp.	9,200	89,285
	Totech Corp.	600	11,484
	Tottori Bank, Ltd. (The)	3,000	31,284
	Towa Bank, Ltd. (The)	9,700	59,993
	Towa Corp.	4,800	41,466
	Toyo Construction Co., Ltd.	22,200	88,651
	Toyo Denki Seizo K.K	1,900	21,943
*	Toyo Engineering Corp.	4,800	16,795
	Toyo Ink SC Holdings Co., Ltd.	9,600	182,595
	Toyo Kanetsu K.K	1,800	31,879
	Toyo Logistics Co., Ltd.	6,200	19,066
	Toyo Machinery & Metal Co., Ltd.	5,300	19,906
	Toyo Securities Co., Ltd.	18,000	20,448
	Toyo Seikan Group Holdings, Ltd.	30,600	310,433
	Toyo Tanso Co., Ltd.	4,200	57,679
	Toyo Tire Corp.	16,700	195,545
	Toyo Wharf & Warehouse Co., Ltd.	1,800	22,739
	Toyobo Co., Ltd.	24,900	290,055
	Toyoda Gosei Co., Ltd.	15,500	288,691
	Toyota Boshoku Corp.	16,000	199,757
	TPR Co., Ltd.	6,800	79,380

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TS Tech Co., Ltd.	7,000	$189,803
	Tsubaki Nakashima Co., Ltd.	7,300	51,230
	Tsubakimoto Chain Co.	7,600	178,011
	Tsubakimoto Kogyo Co., Ltd.	1,000	30,177
*	Tsudakoma Corp.	800	5,644
	Tsukada Global Holdings, Inc.	5,400	17,928
	Tsukishima Kikai Co., Ltd.	7,700	86,751
	Tsukuba Bank, Ltd.	24,100	38,335
	Tsurumi Manufacturing Co., Ltd.	4,800	83,940
	Tv Tokyo Holdings Corp.	3,900	86,792
	UACJ Corp.	9,500	154,812
	Ube Industries, Ltd.	30,400	509,790
	Uchida Yoko Co., Ltd.	1,600	70,180
	Uchiyama Holdings Co., Ltd.	2,100	6,439
	Ueki Corp.	500	11,442
	Ulvac, Inc.	8,700	239,795
*	Uniden Holdings Corp.	2,100	36,921
	UNIMAT Retirement Community Co., Ltd.	1,300	12,689
	Union Tool Co.	1,500	38,099
	Unipres Corp.	12,400	108,741
	United Super Markets Holdings, Inc.	12,200	119,882
	UNITED, Inc.	2,700	26,004
	Universal Entertainment Corp.	5,700	93,481
	Urbanet Corp. Co., Ltd.	7,300	17,063
	Utoc Corp.	3,300	14,870
	Valor Holdings Co., Ltd.	8,000	148,580
	Vital KSK Holdings, Inc.	12,300	124,637
	VT Holdings Co., Ltd.	16,200	44,524
	Wacoal Holdings Corp.	9,300	187,570
	Wakachiku Construction Co., Ltd.	3,700	41,068
	Wakita & Co., Ltd.	11,300	104,117
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	56,740
	Watahan & Co., Ltd.	700	11,316
	Watts Co., Ltd.	2,500	14,913
	Wood One Co., Ltd.	1,200	12,183
	Xebio Holdings Co., Ltd.	8,300	68,629
	YAC Holdings Co., Ltd.	1,800	7,718
	Yachiyo Industry Co., Ltd.	3,600	14,433
	Yagi & Co., Ltd.	800	10,873
	Yahagi Construction Co., Ltd.	7,300	53,930
	YAMABIKO Corp.	11,300	87,089
	Yamagata Bank, Ltd. (The)	7,400	87,217
	Yamaguchi Financial Group, Inc.	60,328	325,126
	Yamanashi Chuo Bank, Ltd. (The)	8,100	60,324
	Yamashina Corp.	27,600	16,064
	Yamatane Corp.	1,500	16,841
	Yamaya Corp.	1,800	36,376
	Yamazawa Co., Ltd.	800	12,444
	Yamazen Corp.	6,900	58,026
	Yashima Denki Co., Ltd.	4,000	30,526
	Yellow Hat, Ltd.	9,600	133,384
	Yokogawa Bridge Holdings Corp.	7,800	136,908
	Yokohama Reito Co., Ltd.	14,900	125,777
	Yokohama Rubber Co., Ltd. (The)	29,000	368,848
	Yomiuri Land Co., Ltd.	500	16,049
	Yondenko Corp.	1,000	22,018
	Yondoshi Holdings, Inc.	1,500	24,312
	Yorozu Corp.	6,400	67,672
	Yotai Refractories Co., Ltd.	5,200	29,445

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yuasa Funashoku Co., Ltd.	500	$14,227
	Yuasa Trading Co., Ltd.	4,500	121,096
	Yurtec Corp.	11,800	66,281
	Yushiro Chemical Industry Co., Ltd.	2,100	22,268
	Zeon Corp.	13,100	114,785

TOTAL JAPAN			81,240,941

MALAYSIA — (0.8%)
#	Duopharma Biotech Bhd	47,392	17,160
	Aeon Co. M Bhd	96,500	25,228
	AEON Credit Service M Bhd	9,100	19,194
*	AFFIN Bank Bhd	76,600	27,024
#	AirAsia Group Bhd	278,600	52,342
	Ajinomoto Malaysia Bhd	3,900	12,891
	Alliance Bank Malaysia Bhd	160,800	72,666
	Allianz Malaysia Bhd	10,200	33,179
	AMMB Holdings Bhd	326,900	225,796
	Batu Kawan Bhd	8,500	25,256
*	Berjaya Assets Bhd	139,400	9,077
*	Berjaya Corp. Bhd	507,733	22,944
#	Berjaya Food Bhd	50,600	13,414
	BIMB Holdings Bhd	56,700	41,656
*	Boustead Holdings Bhd	106,008	11,191
#	Boustead Plantations Bhd	114,100	7,506
*	Bumi Armada Bhd	415,900	15,921
	Cahya Mata Sarawak Bhd	111,300	35,508
*	Coastal Contracts Bhd	28,800	4,446
	Cypark Resources Bhd	33,050	7,114
	Dagang NeXchange Bhd	205,700	7,569
#*	Dayang Enterprise Holdings Bhd	73,040	21,239
	DRB-Hicom Bhd	155,700	50,726
	Eastern & Oriental Bhd	142,981	14,150
*	Eco World Development Group Bhd	232,300	21,933
	Ekovest BHD	194,300	21,873
#*	FGV Holdings Bhd	358,300	70,302
	Gadang Holdings Bhd	82,250	7,701
	Gamuda Bhd	280,818	209,313
	Genting Malaysia Bhd	383,500	210,797
#	George Kent Malaysia Bhd	66,200	10,461
	GuocoLand Malaysia Bhd	51,700	7,066
#*	Hengyuan Refining Co. Bhd	19,200	13,851
	Hiap Teck Venture Bhd	209,200	7,936
	Hong Leong Industries Bhd	10,900	20,751
	IGB Bhd	51,064	29,311
	IJM Corp. Bhd	555,300	213,520
	IJM Plantations Bhd	7,000	2,223
	IOI Properties Group Bhd	201,749	47,596
#*	JAKS Resources Bhd	84,700	20,298
*	Jaya Tiasa Holdings Bhd	64,000	7,095
#	Kerjaya Prospek Group Bhd	39,500	9,565
	Kim Loong Resources Bhd	32,700	8,177
*	KNM Group Bhd	444,200	13,871
	LBS Bina Group Bhd	119,020	9,908
	Lii Hen Industries Bhd	15,400	7,672
	Lotte Chemical Titan Holding Bhd	37,200	14,602
	Magni-Tech Industries Bhd	28,266	12,294
	Magnum Bhd	143,000	72,977
	Mah Sing Group Bhd	217,100	21,848
#	Malayan Flour Mills Bhd	85,950	11,100

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Airports Holdings Bhd	158,800	$193,066
	Malaysia Building Society Bhd	160,700	23,639
	Malaysian Pacific Industries Bhd	18,800	47,433
	Malaysian Resources Corp. Bhd	373,000	41,706
	Matrix Concepts Holdings Bhd	66,750	26,012
#	Mega First Corp. Bhd	32,300	37,332
	MKH Bhd	42,400	10,006
	MMC Corp. Bhd	147,400	23,528
	MNRB Holdings Bhd	102,843	17,296
*	MPHB Capital Bhd	107,000	17,694
#	Muda Holdings Bhd	36,200	10,700
	Muhibbah Engineering M Bhd	57,500	13,749
*	Mulpha International Bhd	20,120	6,796
	Padini Holdings Bhd	22,300	12,917
#	Paramount Corp. Bhd	41,580	6,932
*	Perdana Petroleum Bhd	211,300	8,085
#	Petron Malaysia Refining & Marketing Bhd	17,400	16,152
#	Pos Malaysia Bhd	108,200	21,733
	RGB International Bhd	107,100	3,451
	Sapura Energy Bhd	1,048,700	20,557
	Sarawak Oil Palms Bhd	45,385	25,337
	Scientex Bhd	21,900	42,179
	Sime Darby Bhd	76,200	35,296
#	Sime Darby Property Bhd	296,000	44,579
	SP Setia Bhd Group	290,657	54,479
	Sunway Bhd	114,000	41,404
	Ta Ann Holdings Bhd	39,440	20,426
	TA Enterprise Bhd	239,700	27,749
	TA Global Bhd	119,500	6,658
	Taliworks Corp. Bhd	69,900	13,302
	Tan Chong Motor Holdings Bhd	37,700	9,249
	Thong Guan Industries Bhd	13,000	10,100
*	Tropicana Corp. Bhd	111,893	20,837
	TSH Resources Bhd	96,200	15,229
	Tune Protect Group Bhd	80,800	6,632
	UEM Edgenta Bhd	59,000	34,640
*	UEM Sunrise Bhd	347,300	34,328
	UMW Holdings Bhd	60,200	29,671
#	United Malacca Bhd	15,200	15,536
	UOA Development Bhd	113,900	44,142
*	Velesto Energy Bhd	594,639	20,052
	VS Industry Bhd	246,200	52,538
#	Wah Seong Corp. Bhd	40,401	5,809
*	WCT Holdings Bhd	174,737	20,350
*	YNH Property Bhd	52,616	30,600
	YTL Corp. Bhd	685,582	121,445

TOTAL MALAYSIA			3,218,589

MEXICO — (0.5%)
	ALEATICA S.A.B. de C.V.	24,175	18,773
	Alfa S.A.B. de C.V., Class A	568,712	232,903
	Alpek S.A.B. de C.V.	60,179	28,465
	Banco del Bajio SA	97,519	76,879
	Cemex S.A.B. de C.V.	2,216,348	469,000
	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	33,523	10,488
	Consorcio ARA S.A.B. de C.V.	158,657	19,683
	Corp. Actinver S.A.B. de C.V.	15,000	5,788
	Corpovael S.A. de C.V.	10,092	1,880
	Credito Real S.A.B. de C.V. SOFOM ER	65,673	39,102

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Cydsa S.A.B. de C.V.	1,721	$1,443
	Gentera S.A.B. de C.V.	134,521	54,085
*	Grupo Aeromexico S.A.B. de C.V.	57,440	22,284
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	79,701
	Grupo Comercial Chedraui S.A. de C.V.	87,962	104,820
*	Grupo Famsa S.A.B. de C.V., Class A	33,963	3,312
	Grupo Herdez S.A.B. de C.V.	18,613	23,161
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	5,508
	Grupo Industrial Saltillo S.A.B. de C.V.	27,431	19,639
	Grupo Lala S.A.B. de C.V.	25,604	12,058
	Grupo Rotoplas S.A.B. de C.V.	17,785	10,043
	Grupo Sanborns S.A.B. de C.V.	56,188	53,621
	Grupo Simec S.A.B. de C.V., Class B	17,895	37,467
	Grupo Televisa S.A.B	56,386	59,729
*	Hoteles City Express S.A.B. de C.V.	61,700	18,432
	Industrias Bachoco S.A.B. de C.V., Class B	35,165	102,675
	Industrias CH S.A.B. de C.V.	36,248	120,320
	Industrias Penoles S.A.B. de C.V.	15,986	122,377
*	La Comer S.A.B. de C.V.	88,702	92,673
*	Minera Frisco S.A.B. de C.V.	67,836	5,066
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	13,803
	Nemak S.A.B. de C.V.	128,545	23,735
	Orbia Advance Corp. S.A.B. de C.V.	140,399	167,016
	Organizacion Cultiba S.A.B. de C.V.	69,200	31,584
	Organizacion Soriana S.A.B. de C.V., Class B	40,351	29,936
*	Regional S.A.B. de C.V.	21,120	51,904
	TV Azteca S.A.B. de C.V.	207,678	3,697
	Unifin Financiera S.A.B. de C.V.	11,458	6,228
*	Vitro S.A.B. de C.V., Class A	22,198	20,677

TOTAL MEXICO			2,199,955

NETHERLANDS — (1.8%)
	ABN AMRO Bank NV	5,792	44,543
*	Accell Group NV	3,742	69,928
	Aegon NV	164,811	426,307
	Aegon NV	60,897	158,332
	APERAM SA	13,306	344,770
	Arcadis NV	21,846	339,643
	ASM International NV	2,885	318,967
	ASR Nederland NV	38,573	1,033,725
	Boskalis Westminster	24,666	427,571
	Brunel International NV	4,689	29,580
	ForFarmers NV	5,755	38,288
*	Fugro NV	14,386	53,889
*	Heijmans NV	6,987	48,768
	Hunter Douglas NV	778	36,259
*	Kendrion NV	2,302	27,779
*	Koninklijke BAM Groep NV	74,029	123,677
	Koninklijke Vopak NV	13,369	769,076
*	Lucas Bols NV	1,767	16,146
	NN Group NV	37,860	1,095,197
	Ordina NV	26,153	52,307
	Randstad NV	23,034	927,016
	SBM Offshore NV	42,654	540,643
	Signify NV	30,082	612,359
	Sligro Food Group NV	2,345	36,624
	Van Lanschot Kempen NV	2,353	36,140

TOTAL NETHERLANDS			7,607,534

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.4%)
	Abano Healthcare Group, Ltd.	4,484	$6,446
	Air New Zealand, Ltd.	129,552	105,782
	Arvida Group, Ltd.	70,904	59,228
	Briscoe Group, Ltd.	10,705	20,595
	Chorus, Ltd.	92,026	401,605
*	Comvita, Ltd.	4,754	10,279
	Fletcher Building, Ltd.	136,916	306,760
	Heartland Group Holdings, Ltd.	67,579	46,352
	Kathmandu Holdings, Ltd.	89,321	42,892
	Metlifecare, Ltd.	35,960	92,011
	NEW Zealand King Salmon Investments, Ltd.	7,515	8,951
	New Zealand Refining Co., Ltd. (The)	37,173	20,916
*	NZME, Ltd.	15,550	1,998
*	NZME, Ltd.	28,793	3,044
	Oceania Healthcare, Ltd.	57,333	26,756
	PGG Wrightson, Ltd.	2,747	4,458
	Sanford, Ltd.	10,820	46,208
	Scales Corp., Ltd.	15,450	45,707
	Skellerup Holdings, Ltd.	12,239	14,471
*	SKY Network Television, Ltd.	66,134	11,288
	SKYCITY Entertainment Group, Ltd.	123,580	199,446
	Steel & Tube Holdings, Ltd.	30,627	12,018
	Summerset Group Holdings, Ltd.	44,217	163,077
	Tourism Holdings, Ltd.	19,890	15,463
*	TOWER, Ltd.	65,261	23,805
	Turners Automotive Group, Ltd.	14,592	15,398
	Warehouse Group, Ltd. (The)	13,394	17,597
	Z Energy, Ltd.	37,822	71,249

TOTAL NEW ZEALAND			1,793,800

NORWAY — (0.6%)
*	Akastor ASA	22,420	8,743
*	Aker Solutions ASA	38,204	24,975
	American Shipping Co. ASA	8,329	21,298
*	Archer, Ltd.	9,188	1,477
	Austevoll Seafood ASA	18,044	140,560
	Avance Gas Holding, Ltd.	7,335	15,569
*	Axactor SE	24,958	16,243
	B2Holding ASA	51,404	20,730
	Bonheur ASA	5,585	98,598
*	BW Energy, Ltd.	5,866	7,295
	BW LPG, Ltd.	25,720	87,753
*	BW Offshore, Ltd.	28,748	80,820
	DNO ASA	130,938	59,158
	FLEX LNG, Ltd.	5,388	27,884
	Frontline, Ltd.	16,471	154,470
	Hoegh LNG Holdings, Ltd.	13,207	14,353
*	Kongsberg Automotive ASA	75,985	8,103
*	Kvaerner ASA	31,342	19,407
*	Norwegian Finans Holding ASA	23,696	126,437
	Ocean Yield ASA	13,737	35,619
*	Odfjell Drilling, Ltd.	25,170	20,665
*	Odfjell SE, Class A	8,358	19,151
*	Otello Corp. ASA	32,774	30,161
*	PGS ASA	70,106	25,032
*	Sbanken ASA	20,792	110,729
	SpareBank 1 SR-Bank ASA	33,403	212,116
	Stolt-Nielsen, Ltd.	4,606	39,242
	Storebrand ASA	59,133	296,840

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Subsea 7 SA	58,964	$323,662
	TGS NOPEC Geophysical Co. ASA	19,279	295,240
*	Wallenius Wilhelmsen ASA	9,122	10,033
*	XXL ASA	19,653	19,639

TOTAL NORWAY			2,372,002

PHILIPPINES — (0.2%)
*	Alliance Global Group, Inc.	697,900	88,800
	Altus San Nicolas Corp.	6,942	268
	Belle Corp.	514,000	13,963
	Cebu Air, Inc.	41,100	39,314
*	CEMEX Holdings Philippines, Inc.	615,323	13,502
	China Banking Corp.	156,400	60,880
	Cosco Capital, Inc.	415,800	40,820
	DMCI Holdings, Inc.	440,600	35,825
*	East West Banking Corp.	126,750	19,684
	EEI Corp.	85,300	9,067
	Filinvest Land, Inc.	2,215,000	41,440
	First Philippine Holdings Corp.	35,390	40,220
*	Global Ferronickel Holdings, Inc.	214,652	3,782
	GT Capital Holdings, Inc.	7,225	64,686
	Integrated Micro-Electronics, Inc.	64,100	7,452
	Lopez Holdings Corp.	459,100	23,743
	LT Group, Inc.	166,200	25,400
	Megaworld Corp.	1,811,000	91,388
	Nickel Asia Corp.	201,000	6,696
	Petron Corp.	450,100	28,399
	Philex Mining Corp.	153,000	6,953
*	Philippine National Bank	69,743	32,973
	Phoenix Petroleum Philippines, Inc.	68,700	15,865
	Pilipinas Shell Petroleum Corp.	36,100	13,212
	Premium Leisure Corp.	648,000	4,071
	RFM Corp.	131,000	11,686
	Rizal Commercial Banking Corp.	55,220	18,064
	Robinsons Land Corp.	311,531	92,046
	Security Bank Corp.	24,060	48,670
	Semirara Mining & Power Corp.	50,900	12,081
*	Top Frontier Investment Holdings, Inc.	3,550	9,941
	Union Bank Of Philippines	42,760	45,768
	Vista Land & Lifescapes, Inc.	767,200	65,388

TOTAL PHILIPPINES			1,032,047

POLAND — (0.3%)
*	AB SA	754	3,976
	Agora SA	7,238	13,433
*	Alior Bank SA	11,565	42,436
	Amica SA	1,011	23,895
	Asseco Poland SA	2,656	42,921
*	Bank Millennium SA	85,287	58,082
*	Bank Ochrony Srodowiska SA	6,254	7,262
*	Bioton SA	7,143	6,559
*	Boryszew SA	12,442	10,899
*	Ciech SA	4,173	40,163
*	Develia SA	100,947	48,358
	Echo Investment SA	4,255	4,600
*	Enea SA	57,353	77,469
*	Fabryki Mebli Forte SA	2,722	12,663
	Famur SA	22,901	11,466

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Azoty SA	6,879	$44,130
	Grupa Lotos SA	9,326	141,524
	Jastrzebska Spolka Weglowa SA	11,223	37,260
	Kernel Holding SA	13,043	126,318
	Lubelski Wegiel Bogdanka SA	2,965	15,137
*	mBank SA	556	29,609
*	Netia SA	26,226	25,063
*	PGE Polska Grupa Energetyczna SA	125,570	125,593
	PKP Cargo SA	8,830	25,549
	Stalprodukt SA	239	8,052
*	Tauron Polska Energia SA	263,439	72,329
*	VRG SA	30,608	20,489

TOTAL POLAND			1,075,235

PORTUGAL — (0.1%)
	Banco Comercial Portugues SA, Class R	1,280,419	143,257
	EDP Renovaveis SA	9,604	117,748
	Navigator Co. SA (The)	19,392	50,386
	Semapa-Sociedade de Investimento e Gestao	7,977	78,730
	Sonae Capital SGPS SA	16,615	8,936
	Sonae SGPS SA	264,042	208,660

TOTAL PORTUGAL			607,717

QATAR — (0.0%)
	Barwa Real Estate Co.	43,086	33,842
*	Doha Bank QPSC	46,405	25,665
*	Mazaya Qatar Real Estate Development QSC	172,128	31,145
*	Salam International Investment, Ltd. QSC	258,928	22,232

TOTAL QATAR			112,884

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	24,217	27,607
	Globaltrans Investment P.L.C., GDR	12,707	71,922
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	157,392
*	Mail.Ru Group, Ltd., GDR	671	12,090
*	Mail.Ru Group, Ltd., GDR	12,264	220,752
	Novolipetsk Steel PJSC, GDR	6,111	105,415
	O’Key Group SA, GDR	7,059	5,400
	QIWI P.L.C., Sponsored ADR	5,700	69,654
	Ros Agro P.L.C., GDR	370	3,121
	Ros Agro P.L.C., GDR	11,882	100,522
	RusHydro PJSC, ADR	154,685	130,709
	TMK PJSC, GDR	11,614	35,074
	VEON, Ltd., ADR	84,063	143,748
	VTB Bank PJSC, GDR	51,288	48,416

TOTAL RUSSIA			1,131,822

SAUDI ARABIA — (0.1%)
	Al Babtain Power & Telecommunication Co.	572	3,465
	Al Etihad Cooperative Insurance	1,199	4,240
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,395	5,731
	Al Jouf Agricultural Development Co.	426	2,642
*	Al Jouf Cement Co.	4,449	10,008
*	Al Khaleej Training and Education Co.	339	1,308
*	Al Yamamah Steel Industries Co.	2,587	10,312
*	AlJazira Takaful Ta’awuni Co.	2,781	11,996
	Arabian Cement Co.	243	1,733

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Pipes Co.	3,003	$10,247
*	Arabian Shield Cooperative Insurance Co.	1,097	4,149
	Arriyadh Development Co.	984	3,630
*	Aseer Trading Tourism & Manufacturing Co.	996	2,430
*	Astra Industrial Group	708	3,046
*	Dar Al Arkan Real Estate Development Co.	21,645	46,428
	Dur Hospitality Co.	2,623	15,554
	Eastern Province Cement Co.	464	3,514
*	Emaar Economic City	2,926	5,688
*	Etihad Etisalat Co.	3,801	28,076
	Fitaihi Holding Group	2,071	5,551
*	Hail Cement Co.	5,373	16,754
*	Jazan Energy and Development Co.	2,144	5,792
*	Methanol Chemicals Co.	1,617	2,883
*	Najran Cement Co.	9,862	28,980
*	Nama Chemicals Co.	1,971	10,048
	National Co., for Glass Manufacturing (The)	2,577	10,159
*	National Industrialization Co.	2,355	6,348
	National Medical Care Co.	1,080	10,694
*	Northern Region Cement Co.	5,556	14,848
*	Rabigh Refining & Petrochemical Co.	5,940	21,571
*	Red Sea International Co.	2,825	10,214
*	Saudi Ceramic Co.	3,294	25,569
*	Saudi Chemical Co.	252	1,430
	Saudi Industrial Services Co.	1,388	6,840
*	Saudi Kayan Petrochemical Co.	24,659	56,620
*	Saudi Re for Cooperative Reinsurance Co.	1,490	3,242
	Seera Group Holding	14,962	61,697
*	Tabuk Cement Co.	4,101	12,767
*	Takween Advanced Industries Co.	5,746	10,290
	United Wire Factories Co.	2,103	10,330
	Yamama Cement Co.	822	4,554
	Yanbu Cement Co.	1,122	8,885
*	Zamil Industrial Investment Co.	896	3,558

TOTAL SAUDI ARABIA			523,821

SINGAPORE — (0.6%)
	Accordia Golf Trust	159,100	64,038
	Avarga, Ltd.	100,900	9,424
	Banyan Tree Holdings, Ltd.	47,800	9,459
	Bukit Sembawang Estates, Ltd.	31,700	87,796
	China Aviation Oil Singapore Corp., Ltd.	47,300	34,390
	China Sunsine Chemical Holdings, Ltd.	62,400	16,758
	Chip Eng Seng Corp., Ltd.	116,100	42,589
*	COSCO Shipping International Singapore Co., Ltd.	157,000	25,445
	CSE Global, Ltd.	65,300	18,074
	Del Monte Pacific, Ltd.	61,200	4,639
	Elec & Eltek International Co., Ltd.	8,300	17,850
*	Ezion Holdings, Ltd.	1,083,800	6,225
#*	Ezra Holdings, Ltd.	522,200	3,965
	Far East Orchard, Ltd.	37,800	27,050
	Frasers Property, Ltd.	71,200	61,858
	Frencken Group, Ltd.	15,600	8,134
	Geo Energy Resources, Ltd.	71,400	3,801
	GL, Ltd.	83,800	34,265
	Golden Agri-Resources, Ltd.	1,618,200	177,950
	GuocoLand, Ltd.	86,300	86,330
*	Halcyon Agri Corp., Ltd.	98,900	26,045
	Ho Bee Land, Ltd.	50,700	74,210

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hong Fok Corp., Ltd.	59,290	$31,105
*	Hong Leong Asia, Ltd.	61,800	22,627
	Hong Leong Finance, Ltd.	31,300	50,697
	Hotel Grand Central, Ltd.	34,566	22,881
	Hutchison Port Holdings Trust	977,400	126,671
*	Hyflux, Ltd.	124,600	12
	Indofood Agri Resources, Ltd.	57,000	12,399
	Japfa, Ltd.	69,300	27,889
	Lian Beng Group, Ltd.	88,700	23,834
*	Midas Holdings, Ltd.	343,400	8,767
	NetLink NBN Trust	388,500	274,922
	Olam International, Ltd.	11,700	12,387
	OUE, Ltd.	79,600	63,194
	Oxley Holdings, Ltd.	210,899	34,171
	QAF, Ltd.	53,800	31,188
*	Raffles Education Corp., Ltd.	137,540	7,502
	Sembcorp Industries, Ltd.	235,600	269,905
	SIIC Environment Holdings, Ltd.	199,500	32,388
	Sinarmas Land, Ltd.	163,500	21,719
	Sing Holdings, Ltd.	63,000	14,700
	Singapore Post, Ltd.	40,100	20,663
	Stamford Land Corp., Ltd.	74,600	19,526
	Sunningdale Tech, Ltd.	47,360	33,781
*	Swiber Holdings, Ltd.	92,600	1,340
	Tai Sin Electric, Ltd.	34,116	7,103
	Tuan Sing Holdings, Ltd.	138,217	24,429
	United Industrial Corp., Ltd.	30,700	49,002
	UOB-Kay Hian Holdings, Ltd.	37,557	31,935
	UOL Group, Ltd.	98,300	472,790
	Wee Hur Holdings, Ltd.	60,800	7,730
	Wing Tai Holdings, Ltd.	96,300	117,733
*	Yongnam Holdings, Ltd.	48,400	2,903

TOTAL SINGAPORE			2,718,188

SOUTH AFRICA — (1.2%)
	Adcock Ingram Holdings, Ltd.	7,118	17,100
	Advtech, Ltd.	87,594	41,134
	AECI, Ltd.	21,022	84,270
	African Oxygen, Ltd.	30,667	27,300
	African Rainbow Minerals, Ltd.	18,409	134,740
	Alexander Forbes Group Holdings, Ltd.	136,065	29,535
	Allied Electronics Corp., Ltd., Class A	34,495	38,211
	Alviva Holdings, Ltd.	32,995	8,876
*	ArcelorMittal South Africa, Ltd.	37,485	1,311
*	Aspen Pharmacare Holdings, Ltd.	44,976	280,547
	Assore, Ltd.	2,916	49,533
	Astral Foods, Ltd.	6,825	71,051
	Barloworld, Ltd.	34,363	126,071
	Cashbuild, Ltd.	1,984	16,118
	Curro Holdings, Ltd.	22,679	11,890
	DataTec, Ltd.	99,150	130,508
	Distell Group Holdings, Ltd.	9,315	39,722
*	enX Group, Ltd.	14,323	4,508
	Exxaro Resources, Ltd.	31,666	183,828
	Foschini Group, Ltd. (The)	25,010	98,127
	Gold Fields, Ltd.	31,698	235,947
	Gold Fields, Ltd., Sponsored ADR	49,964	366,736
*	Grindrod Shipping Holdings, Ltd.	2,680	6,405
	Grindrod, Ltd.	107,193	20,131

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Harmony Gold Mining Co., Ltd.	17,587	$64,725
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	31,055	112,419
	Hudaco Industries, Ltd.	3,075	11,150
	Impala Platinum Holdings, Ltd.	34,594	206,327
	Imperial Logistics, Ltd.	21,941	38,585
	Investec, Ltd.	5,781	12,039
	KAP Industrial Holdings, Ltd.	283,595	30,753
	Lewis Group, Ltd.	12,017	10,235
	Liberty Holdings, Ltd.	26,500	100,492
	Life Healthcare Group Holdings, Ltd.	184,250	177,147
*	Long4Life, Ltd.	66,890	9,965
*	Massmart Holdings, Ltd.	6,195	8,263
	Merafe Resources, Ltd.	340,993	6,759
	Metair Investments, Ltd.	45,761	36,637
	Momentum Metropolitan Holdings	185,757	173,811
*	Motus Holdings Ltd.	17,547	28,581
	Mpact, Ltd.	39,733	16,435
	Murray & Roberts Holdings, Ltd.	91,852	27,174
*	Nampak, Ltd.	104,795	9,417
	Nedbank Group, Ltd.	31,749	184,572
*	Ninety One, Ltd.	2,890	6,089
	Novus Holdings, Ltd.	44,561	3,576
	Oceana Group, Ltd.	12,267	40,522
*	Omnia Holdings, Ltd.	31,449	39,890
	Peregrine Holdings, Ltd.	42,331	43,007
*	PPC, Ltd.	351,187	23,471
	Raubex Group, Ltd.	28,364	26,244
	RCL Foods, Ltd.	33,526	17,323
	Reunert, Ltd.	28,836	62,256
	RFG Holdings, Ltd.	21,827	17,178
*	Royal Bafokeng Platinum, Ltd.	20,360	36,137
*	Sappi, Ltd.	76,269	92,698
*	Sasol, Ltd.	7,037	33,397
*	Sibanye Stillwater, Ltd.	443,911	904,323
*	Sun International, Ltd.	9,971	8,888
*	Super Group, Ltd.	70,504	53,080
	Telkom SA SOC, Ltd.	42,940	47,609
	Tiger Brands, Ltd.	11,310	110,132
*	Tongaat Hulett, Ltd.	11,759	4,151
	Transaction Capital, Ltd.	31,647	25,886
	Trencor, Ltd.	41,107	16,541
	Truworths International, Ltd.	50,953	80,432
*	Tsogo Sun Hotels, Ltd.	46,468	4,677
	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	48,064

TOTAL SOUTH AFRICA			5,034,656

SOUTH KOREA — (4.1%)
*	Able C&C Co., Ltd.	2,508	20,913
*	Abpro Bio Co., Ltd.	23,890	12,193
	Aekyung Petrochemical Co., Ltd.	3,458	20,230
*	Agabang&Company	4,211	11,631
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	12,982
	AK Holdings, Inc.	1,058	21,923
*	ALUKO Co., Ltd.	7,684	11,992
*	Amotech Co., Ltd.	1,746	30,131
	Asia Cement Co., Ltd.	480	26,853
	ASIA Holdings Co., Ltd.	317	21,801
	Asia Paper Manufacturing Co., Ltd.	1,356	36,181
*	Asiana Airlines, Inc.	9,950	34,321

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Atec Co., Ltd.	2,495	$24,303
	Aurora World Corp.	2,182	19,475
	Austem Co., Ltd.	6,635	9,641
	Autech Corp.	2,921	22,670
	Baek Kwang Mineral Products Co., Ltd.	6,589	19,644
	Baiksan Co., Ltd.	1,801	8,319
	Binggrae Co., Ltd.	1,104	58,169
	BioSmart Co., Ltd.	3,406	12,486
	BNK Financial Group, Inc.	62,219	258,750
	Busan City Gas Co., Ltd.	415	12,298
	BYC Co., Ltd.	48	7,621
*	Byucksan Corp.	12,763	16,581
*	Capro Corp.	10,154	26,877
	Changhae Ethanol Co., Ltd.	1,848	22,841
	Chongkundang Holdings Corp.	476	44,624
	CJ CheilJedang Corp.	561	126,197
	CJ Corp.	2,866	191,426
	CJ ENM Co., Ltd.	1,786	187,898
	CJ Freshway Corp.	1,175	20,225
	CKD Bio Corp.	819	20,389
	Cosmax BTI, Inc.	583	7,505
	Coweaver Co., Ltd.	1,562	13,813
	CROWNHAITAI Holdings Co., Ltd.	1,460	10,475
	CS Wind Corp.	741	19,566
	Cuckoo Holdings Co., Ltd.	236	17,580
	D.I Corp.	4,636	12,391
	Dae Dong Industrial Co., Ltd.	5,164	19,221
	Dae Won Kang Up Co., Ltd.	6,480	15,398
	Daechang Co., Ltd.	17,888	16,566
*	Dae-Il Corp.	2,722	3,072
	Daelim Industrial Co., Ltd.	6,417	463,012
	Daesang Corp.	5,375	97,051
	Daesang Holdings Co., Ltd.	3,226	16,925
*	Daesung Industrial Co., Ltd.	3,004	7,686
	Daewon Pharmaceutical Co., Ltd.	1,516	18,396
*	Daewoo Engineering & Construction Co., Ltd.	39,066	114,625
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	136,359
	Daewoong Co., Ltd.	4,452	63,482
	Daihan Pharmaceutical Co., Ltd.	560	13,673
	Daishin Securities Co., Ltd.	6,759	55,288
*	Danal Co., Ltd.	3,187	10,970
	DB Financial Investment Co., Ltd.	6,876	19,958
	DB Insurance Co., Ltd.	10,464	382,198
*	DB, Inc.	17,764	10,892
*	Deutsch Motors, Inc.	5,007	27,562
	DGB Financial Group, Inc.	39,399	171,031
	DI Dong Il Corp.	423	21,277
	DMS Co., Ltd.	3,345	11,193
	Dong-A ST Co., Ltd.	622	46,683
	Dong-Ah Geological Engineering Co., Ltd.	1,769	25,306
	Dongkuk Industries Co., Ltd.	7,943	13,667
*	Dongkuk Steel Mill Co., Ltd.	17,575	61,418
	Dongkuk Structures & Construction Co., Ltd.	8,156	14,558
	DONGSUNG Corp.	3,261	11,031
	Dongwha Enterprise Co., Ltd.	1,983	24,706
	Dongwha Pharm Co., Ltd.	5,100	47,082
	Dongwon F&B Co., Ltd.	296	48,109
	Dongwon Industries Co., Ltd.	346	64,668
	Dongwon Systems Corp.	1,184	21,394

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Bobcat, Inc.	8,329	$161,211
	Doosan Co., Ltd.	372	12,391
*	Doosan Fuel Cell Co., Ltd.	1,245	7,666
*	Doosan Heavy Industries & Construction Co., Ltd.	27,845	90,455
*	Doosan Infracore Co., Ltd.	28,195	99,198
*	Doosan Solus Co., Ltd.	686	18,713
	DoubleUGames Co., Ltd.	1,003	47,739
*	DSK Co., Ltd.	3,253	19,810
	DTR Automotive Corp.	1,077	22,343
	DY Corp.	2,973	9,597
	DY POWER Corp.	1,196	7,722
	e Tec E&C, Ltd.	348	23,480
	Easy Bio, Inc.	12,020	42,025
	Elentec Co., Ltd.	4,032	13,204
	E-MART, Inc.	4,315	425,203
*	EM-Tech Co., Ltd.	1,604	10,793
	ENF Technology Co., Ltd.	1,156	25,224
	Estechpharma Co., Ltd.	2,011	15,961
	Eugene Investment & Securities Co., Ltd.	10,226	23,805
*	Eusu Holdings Co., Ltd.	2,459	12,011
	Farmsco	4,894	18,134
	Fine Semitech Corp.	4,575	30,112
	GMB Korea Corp.	2,702	9,826
	GOLFZON Co., Ltd.	565	24,827
	Golfzon Newdin Holdings Co., Ltd.	8,152	22,632
	Grand Korea Leisure Co., Ltd.	2,037	26,548
	Green Cross Holdings Corp.	1,627	28,362
	GS Engineering & Construction Corp.	11,520	240,535
*	GS Global Corp.	14,500	21,140
	GS Holdings Corp.	9,384	295,271
	GS Retail Co., Ltd.	4,442	138,406
	Gwangju Shinsegae Co., Ltd.	168	20,189
	HAESUNG DS Co., Ltd.	910	11,079
	Haitai Confectionery & Foods Co., Ltd.	1,329	7,727
*	Halla Corp.	2,966	7,582
	Halla Holdings Corp.	1,788	44,345
	Han Kuk Carbon Co., Ltd.	3,401	19,286
	Hana Micron, Inc.	4,762	18,849
*	Hancom, Inc.	2,591	26,746
	Handok, Inc.	1,695	31,252
	Handsome Co., Ltd.	3,853	77,739
	Hanil Cement Co., Ltd.	508	35,740
	Hanil Holdings Co., Ltd.	417	14,499
	Hanjin Transportation Co., Ltd.	2,478	94,110
	Hankook Tire & Technology Co., Ltd.	14,682	257,591
	HanmiGlobal Co., Ltd.	2,096	13,256
	Hansae Co., Ltd.	1,894	18,655
	Hansae Yes24 Holdings Co., Ltd.	1,461	6,306
	Hanshin Construction	1,594	17,212
	Hanshin Machinery Co.	6,206	7,112
*	Hansol Holdings Co., Ltd.	9,825	24,191
*	Hansol HomeDeco Co., Ltd.	24,580	18,098
	Hansol Paper Co., Ltd.	4,708	60,840
*	Hansol Technics Co., Ltd.	5,680	28,188
*	Hanwha Aerospace Co., Ltd.	4,920	108,360
	Hanwha Corp.	10,490	178,929
*	Hanwha General Insurance Co., Ltd.	15,243	27,350
*	Hanwha Investment & Securities Co., Ltd.	25,875	37,800
	Hanwha Life Insurance Co., Ltd.	72,761	108,411

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Solutions Corp.	25,393	$303,903
	Hanyang Eng Co., Ltd.	2,781	22,963
	Hanyang Securities Co., Ltd.	1,069	5,522
*	Harim Co., Ltd.	8,073	17,659
	Harim Holdings Co., Ltd.	6,177	32,468
	HDC Holdings Co., Ltd.	6,291	48,262
	HDC Hyundai Development Co. Engineering & Construction, Class E, Class E	6,571	101,574
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	8,666
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	24,717
	Hitejinro Holdings Co., Ltd.	1,659	18,488
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	17,192
*	Home Center Holdings Co., Ltd.	9,504	9,152
	HS Industries Co., Ltd.	7,260	49,043
	Huchems Fine Chemical Corp.	3,216	46,398
*	Humax Co., Ltd.	1,250	3,512
*	Huneed Technologies	1,911	10,484
	Huons Global Co., Ltd.	821	21,290
	Huvis Corp.	2,628	11,734
	Huvitz Co., Ltd.	3,099	19,715
#	Hwail Pharm Co., Ltd.	2,921	21,700
*	Hwajin Co., Ltd.	3,621	1,705
	Hwangkum Steel & Technology Co., Ltd.	2,245	10,911
	Hy-Lok Corp.	2,212	22,072
*	Hyosung Advanced Materials Corp.	369	24,826
	Hyosung Chemical Corp.	385	36,454
	Hyosung Corp.	1,973	112,929
	Hyosung TNC Co., Ltd.	524	56,002
	Hyundai BNG Steel Co., Ltd.	2,003	11,841
*	Hyundai Construction Equipment Co., Ltd.	2,996	45,371
	Hyundai Corp.	2,531	30,480
	Hyundai Department Store Co., Ltd.	3,368	200,955
*	Hyundai Electric & Energy System Co., Ltd.	1,945	13,167
	Hyundai Engineering & Construction Co., Ltd.	9,276	268,903
	Hyundai Greenfood Co., Ltd.	8,602	57,679
	Hyundai Livart Furniture Co., Ltd.	2,651	25,402
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	271,039
	Hyundai Motor Securities Co., Ltd.	4,374	31,672
	Hyundai Steel Co.	16,825	299,248
	Hyundai Wia Corp.	3,635	98,480
	HyVision System, Inc.	2,537	17,551
*	IHQ, Inc.	13,188	16,864
*	Il Dong Pharmaceutical Co., Ltd.	1,626	17,333
	Iljin Holdings Co., Ltd.	6,410	19,632
	iMarketKorea, Inc.	4,396	36,486
	Innocean Worldwide, Inc.	487	23,316
*	Insun ENT Co., Ltd.	3,642	21,964
	Interpark Holdings Corp.	11,036	16,619
	Inzi Controls Co., Ltd.	2,623	8,346
*	Iones Co., Ltd.	1,866	8,008
	IS Dongseo Co., Ltd.	2,486	52,016
	ISC Co., Ltd.	1,366	11,393
	i-SENS, Inc.	1,249	24,173
	ISU Chemical Co., Ltd.	2,105	20,304
	IsuPetasys Co., Ltd.	6,440	17,739
	It’s Hanbul Co., Ltd.	481	5,906
*	Jahwa Electronics Co., Ltd.	3,016	18,125
	JB Financial Group Co., Ltd.	21,369	85,118
	Jinsung T.E.C	2,323	11,028

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jusung Engineering Co., Ltd.	4,564	$20,311
	KAON Media Co., Ltd.	2,178	10,562
	KC Co., Ltd.	2,704	30,699
*	KEC Corp.	18,498	11,641
	KEPCO Engineering & Construction Co., Inc.	1,454	20,184
	KEPCO Plant Service & Engineering Co., Ltd.	2,620	70,009
	KG Eco Technology Service Co., Ltd.	6,425	21,494
	KGMobilians Co., Ltd.	5,395	33,293
	KISWIRE, Ltd.	1,854	21,946
*	Kiwi Media Group Co., Ltd.	59,541	2,749
	KIWOOM Securities Co., Ltd.	717	44,019
	KMH Co., Ltd.	4,078	21,699
	Kocom Co., Ltd.	1,980	8,043
*	Kodaco Co., Ltd.	9,455	3,194
	Kolmar Korea Holdings Co., Ltd.	1,038	18,700
	Kolon Corp.	1,778	25,682
	Kolon Industries, Inc.	4,021	101,873
	Korea Asset In Trust Co., Ltd.	13,231	26,331
	Korea Autoglass Corp.	2,369	25,895
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	16,837
*	Korea Circuit Co., Ltd.	991	6,445
	Korea Electric Terminal Co., Ltd.	1,465	34,488
*	Korea Information & Communications Co., Ltd.	2,187	14,650
	Korea Investment Holdings Co., Ltd.	44	1,822
*	Korea Line Corp.	3,589	53,002
	Korea Petrochemical Ind Co., Ltd.	876	101,600
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	59,980
	Korea United Pharm, Inc.	2,031	29,445
*	Korean Air Lines Co., Ltd.	9,614	157,359
	Korean Reinsurance Co.	23,087	159,635
	Kortek Corp.	3,593	28,405
	KPX Chemical Co., Ltd.	632	25,224
	KSS LINE, Ltd.	4,280	25,567
*	KT Hitel Co., Ltd.	2,856	13,183
	KT Skylife Co., Ltd.	5,709	37,132
	KTB Investment & Securities Co., Ltd.	11,121	23,517
	KTCS Corp.	8,880	12,850
	Kukdo Chemical Co., Ltd.	1,020	34,955
	Kumho Industrial Co., Ltd.	3,880	25,778
	Kumho Petrochemical Co., Ltd.	3,898	245,816
*	Kumho Tire Co., Inc.	16,572	41,773
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	46,100
	Kyeryong Construction Industrial Co., Ltd.	1,246	16,455
	Kyobo Securities Co., Ltd.	6,572	39,074
	Kyung Dong Navien Co., Ltd.	589	17,276
	Kyungbang Co., Ltd.	2,863	23,546
	Kyungdong Pharm Co., Ltd.	1,920	13,050
	Kyung-In Synthetic Corp.	6,925	39,696
	LEADCORP, Inc. (The)	3,249	14,356
	LF Corp.	5,690	61,463
	LG Hausys, Ltd.	1,643	69,899
	LG HelloVision Co., Ltd.	7,875	29,173
	LG Innotek Co., Ltd.	1,848	200,217
	LG International Corp.	6,246	67,749
	LIG Nex1 Co., Ltd.	1,198	25,715
*	Lock & Lock Co., Ltd.	2,751	25,003
*	LOT Vacuum Co., Ltd.	1,859	14,209
	Lotte Chilsung Beverage Co., Ltd.	810	72,663
	Lotte Confectionery Co., Ltd.	95	10,011

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Corp.	5,594	$184,671
	LOTTE Fine Chemical Co., Ltd.	2,794	89,747
	Lotte Food Co., Ltd.	115	36,321
	LOTTE Himart Co., Ltd.	2,005	44,246
*	Lotte Non-Life Insurance Co., Ltd.	17,091	22,997
	Lotte Shopping Co., Ltd.	2,191	179,426
	LS Corp.	4,224	130,511
	LS Electric Co., Ltd.	2,253	72,555
*	Lumens Co., Ltd.	6,628	9,673
*	LVMC Holdings	5,786	23,629
	Mando Corp.	6,621	129,183
	Meritz Financial Group, Inc.	7,348	59,551
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	103,966
	Meritz Securities Co., Ltd.	66,680	179,485
	Mirae Asset Life Insurance Co., Ltd.	21,444	63,717
	Miwon Commercial Co., Ltd.	274	13,848
	Moorim P&P Co., Ltd.	5,847	16,242
	Moorim Paper Co., Ltd.	5,143	9,262
*	Neowiz	2,553	36,594
	Nexen Corp.	7,723	30,032
	Nexen Tire Corp.	11,041	52,010
	NH Investment & Securities Co., Ltd.	25,430	202,366
	NICE Holdings Co., Ltd.	4,219	69,122
	Nice Information & Telecommunication, Inc.	884	21,561
*	NK Co., Ltd.	17,710	12,647
	Nong Shim Holdings Co., Ltd.	504	30,828
	Nong Woo Bio Co., Ltd.	2,119	17,924
	NongShim Co., Ltd.	395	95,751
	NOROO Paint & Coatings Co., Ltd.	2,353	14,919
*	OCI Co., Ltd.	3,717	121,984
	Orion Holdings Corp.	4,848	56,233
	Paik Kwang Industrial Co., Ltd.	5,088	11,632
	Pan-Pacific Co., Ltd.	5,062	9,137
	Partron Co., Ltd.	3,927	26,014
	Poongsan Corp.	4,379	75,907
	Posco International Corp.	8,335	96,880
	Power Logics Co., Ltd.	2,889	16,339
	Protec Co., Ltd.	1,431	16,762
	PSK, Inc.	2,134	32,827
	Pulmuone Co., Ltd.	1,550	15,447
	Rayence Co., Ltd.	1,788	21,052
*	Redrover Co., Ltd.	13,135	2,466
*	RFTech Co., Ltd.	3,191	16,063
	S&T Motiv Co., Ltd.	1,600	47,392
	Sajo Industries Co., Ltd.	771	20,206
	Sajodaerim Corp.	742	8,701
	SAMHWA Paints Industrial Co., Ltd.	1,739	7,176
	Samick Musical Instruments Co., Ltd.	9,536	11,402
	Samick THK Co., Ltd.	2,172	20,523
	Samji Electronics Co., Ltd.	2,577	19,274
	Samkwang Glass Co., Ltd.	721	17,276
	Sammok S-Form Co., Ltd.	600	3,565
	SAMPYO Cement Co., Ltd.	8,391	24,228
	Samsung Card Co., Ltd.	3,044	75,266
	Samsung Securities Co., Ltd.	9,483	234,973
	SAMT Co., Ltd.	20,892	33,921
	Samyang Corp.	930	30,167
	Samyang Holdings Corp.	987	40,573
	SAVEZONE I&C Corp.	3,550	6,684

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seah Besteel Corp.	3,572	$27,301
	SeAH Holdings Corp.	197	10,933
	SeAH Steel Corp.	395	12,898
	SeAH Steel Holdings Corp.	440	10,430
	Sejong Industrial Co., Ltd.	2,921	10,081
	Sekonix Co., Ltd.	2,227	8,746
	Seohan Co., Ltd.	18,570	15,536
	Seohee Construction Co., Ltd.	24,073	20,644
	Seoul Semiconductor Co., Ltd.	7,302	79,301
	Seowon Co., Ltd.	10,826	26,672
	SFA Engineering Corp.	2,271	65,469
	Shindaeyang Paper Co., Ltd.	172	8,623
	Shinsegae Engineering & Construction Co., Ltd.	481	9,657
	Shinsegae Food Co., Ltd.	411	20,477
	Shinsegae Information & Communication Co., Ltd.	218	20,263
	Shinsegae, Inc.	1,123	243,628
*	Shinsung E&G Co., Ltd.	17,026	12,257
*	Shinsung Tongsang Co., Ltd.	20,031	18,332
	Shinwha Intertek Corp.	8,653	17,178
*	Shinwon Corp.	13,837	18,823
	Silicon Works Co., Ltd.	1,619	40,096
	SK Chemicals Co., Ltd.	988	62,865
	SK D&D Co., Ltd.	1,109	22,214
	SK Discovery Co., Ltd.	3,132	64,934
	SK Gas, Ltd.	459	28,974
	SK Networks Co., Ltd.	34,687	153,771
	SK Securities Co., Ltd.	75,285	39,997
	SKC Co., Ltd.	1,884	76,875
	SL Corp.	3,492	38,155
*	SM Culture & Contents Co., Ltd.	7,818	10,157
*	SM Entertainment Co., Ltd.	2,975	68,037
	Songwon Industrial Co., Ltd.	4,004	47,371
	Soulbrain Co., Ltd.	1,594	95,939
	SPG Co., Ltd.	2,138	9,290
*	Ssangyong Motor Co.	10,759	13,757
	Suheung Co., Ltd.	745	27,103
	Sun Kwang Co., Ltd.	1,102	13,167
	Sung Kwang Bend Co., Ltd.	2,225	11,519
*	Sungchang Enterprise Holdings, Ltd.	15,703	19,815
	Sungshin Cement Co., Ltd.	6,047	39,211
	Sungwoo Hitech Co., Ltd.	15,556	37,626
	Sunjin Co., Ltd.	1,884	13,125
	Systems Technology, Inc.	1,944	25,695
	Tae Kyung Industrial Co., Ltd.	2,320	8,771
*	Taewoong Co., Ltd.	3,164	15,027
	Taeyoung Engineering & Construction Co., Ltd.	8,104	96,022
*	TK Chemical Corp.	7,026	12,497
	TK Corp.	813	4,819
	Tongyang Life Insurance Co., Ltd.	7,364	17,903
	Top Engineering Co., Ltd.	3,622	27,057
	Tovis Co., Ltd.	3,257	19,020
	TS Corp.	1,334	19,684
*	T’way Holdings, Inc.	2,738	3,125
	Unid Co., Ltd.	1,325	47,029
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	20,118
	Uniquest Corp.	2,969	15,229
*	Viatron Technologies, Inc.	1,566	9,272
*	Webzen, Inc.	1,814	24,790
	Whanin Pharmaceutical Co., Ltd.	1,082	13,153

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WillBes & Co. (The)	9,359	$11,470
	WiSoL Co., Ltd.	1,798	15,290
*	WIZIT Co., Ltd.	17,635	8,977
*	Wonik Holdings Co., Ltd.	9,905	30,843
	Wonik Materials Co., Ltd.	1,400	27,713
*	Woori Investment Bank Co., Ltd.	61,398	29,365
*	Woosu AMS Co., Ltd.	4,958	16,636
#*	Woowon Development Co., Ltd.	4,466	25,905
	Y G-1 Co., Ltd.	4,751	19,182
	Youlchon Chemical Co., Ltd.	2,408	29,847
	Youngone Corp.	2,681	60,105
	Youngone Holdings Co., Ltd.	1,299	43,870
*	Yuanta Securities Korea Co., Ltd.	24,539	52,012
	Zeus Co., Ltd.	1,279	10,065

TOTAL SOUTH KOREA			17,516,691

SPAIN — (1.3%)
	Acciona SA	4,986	494,186
	Acerinox SA	44,231	333,199
	ACS Actividades de Construccion y Servicios SA	21,914	547,991
	Applus Services SA	29,878	196,022
	Atresmedia Corp. de Medios de Comunicacion SA	6,540	16,931
	Azkoyen SA	2,368	15,107
	Banco de Sabadell SA	954,855	395,879
	Bankia SA	192,219	195,610
	Bankinter SA	125,475	517,989
	Construcciones y Auxiliar de Ferrocarriles SA	1,272	43,549
	Ebro Foods SA	15,774	335,685
*	eDreams ODIGEO SA	22,572	52,961
	Elecnor SA	4,376	39,948
#	Ence Energia y Celulosa SA	32,265	103,696
	Ercros SA	22,936	64,653
	Euskaltel SA	25,051	199,675
*	Global Dominion Access SA	7,582	23,326
	Grupo Catalana Occidente SA	11,471	222,932
	Iberpapel Gestion SA	736	16,442
	Liberbank SA	552,072	110,421
	Mapfre SA	235,192	431,577
	Melia Hotels International SA	22,642	103,896
	Miquel y Costas & Miquel SA	1,459	18,237
*	Obrascon Huarte Lain SA	24,022	19,351
	Prim SA	827	8,242
*	Quabit Inmobiliaria SA	32,976	15,837
	Sacyr S.A.	95,790	179,651
	Siemens Gamesa Renewable Energy SA	33,609	499,958
	Tubacex SA	30,279	45,401
	Unicaja Banco SA	141,426	76,523
	Vocento SA	20,755	17,438

TOTAL SPAIN			5,342,313

SWEDEN — (2.2%)
	AcadeMedia AB	18,432	95,228
*	Adapteo Oyj	5,488	39,353
*	AF POYRY AB	23,184	421,209
	Alimak Group AB	10,032	107,776
	Arjo AB, Class B	69,470	343,111
*	Attendo AB	28,387	107,885
	Beijer Alma AB	3,228	30,798

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Beijer Electronics Group AB	6,362	$24,745
	Bergman & Beving AB	7,540	44,425
	Besqab AB	759	7,571
	Betsson AB	31,487	177,435
	Bilia AB, Class A	9,440	64,020
	BillerudKorsnas AB	41,832	527,376
	Bjorn Borg AB	3,946	4,721
	Bonava AB, Class B	22,208	107,638
*	Bravida Holding AB	23,208	187,378
*	Bufab AB	7,561	60,953
*	Bulten AB	4,289	22,382
*	Byggmax Group AB	21,543	92,967
*	Cloetta AB, Class B	55,382	127,533
*	Collector AB	2,979	4,579
*	Dometic Group AB	71,892	480,479
*	Doro AB	6,752	22,374
	Duni AB	9,087	74,575
	Dustin Group AB	10,006	51,070
	Eastnine AB	4,151	47,443
	Elanders AB, Class B	3,507	17,905
*	Enea AB	4,344	58,750
	Fagerhult AB	6,766	26,155
*	GHP Specialty Care AB	9,374	12,702
	Granges AB	19,515	142,594
*	Gunnebo AB	11,511	20,492
	Haldex AB	8,793	31,903
*	Hexpol AB	29,609	212,718
*	Hoist Finance AB	10,385	28,600
	Holmen AB, Class B	20,442	586,484
	Humana AB	6,537	27,842
	Husqvarna AB, Class B	4,678	28,149
*	International Petroleum Corp.	15,048	23,459
#	Intrum AB	19,674	299,897
	Inwido AB	19,046	109,492
	JM AB	12,821	237,603
*	KNOW IT AB	4,542	66,752
	Lindab International AB	26,759	245,192
	Loomis AB, Class B	12,861	313,625
*	Medivir AB, Class B	2,930	4,890
*	Mekonomen AB	9,385	48,603
	Millicom International Cellular SA	10,791	280,416
*	Modern Times Group MTG AB, Class B	15,343	154,359
	Momentum Group AB, Class B	6,153	56,015
	New Wave Group AB, Class B	15,102	45,613
	Nobia AB	29,370	109,812
	Nordic Waterproofing Holding A.S.	5,586	48,436
	Peab AB, Class B	55,257	420,945
	Pricer AB, Class B	39,134	78,786
	Proact IT Group AB	1,658	21,289
*	Qliro Group AB	22,925	10,346
*	Ratos AB, Class B	51,449	121,785
	Recipharm AB, Class B	14,278	169,642
	Resurs Holding AB	29,020	106,789
	Rottneros AB	28,710	27,983
*	Saab AB, Class B	9,686	220,939
#*	SAS AB	75,194	70,307
	Scandi Standard AB	10,318	67,455
	Scandic Hotels Group AB	13,481	61,764
*	Semcon AB	4,616	25,764

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class A	60,214	$144,641
*	SSAB AB, Class B	148,453	343,106
	Systemair AB	4,580	64,686
*	Trelleborg AB, Class B	53,098	676,145
*	VBG Group AB, Class B	2,173	29,992

TOTAL SWEDEN			9,175,846

SWITZERLAND — (4.5%)
	Adecco Group AG	14,199	621,358
	Allreal Holding AG	4,110	763,399
	ALSO Holding AG	1,520	312,703
*	ams AG	45,490	597,141
*	Arbonia AG	12,862	109,060
*	Aryzta AG	218,303	88,702
*	Autoneum Holding AG	778	68,388
	Baloise Holding AG	14,424	2,158,082
	Banque Cantonale de Geneve	498	93,945
	Banque Cantonale Vaudoise	557	491,814
*	Bell Food Group AG	542	138,419
	Bellevue Group AG	2,218	49,868
	Berner Kantonalbank AG	1,189	277,227
	Bobst Group SA	2,190	109,319
	Bucher Industries AG	1,390	392,029
	Calida Holding AG	1,393	42,835
	Carlo Gavazzi Holding AG	128	23,924
	Cicor Technologies, Ltd.	570	22,343
	Cie Financiere Tradition SA	428	50,114
	Clariant AG	23,004	425,246
	Conzzeta AG	274	234,831
	DKSH Holding AG	7,046	396,767
*	Dottikon Es Holding AG	22	17,002
	Dufry AG	9,748	319,203
	EFG International AG	28,128	174,654
	Energiedienst Holding AG	3,523	112,037
*	Evolva Holding SA	156,763	35,798
	Feintool International Holding AG	614	30,085
*	Flughafen Zurich AG	3,397	420,096
*	GAM Holding AG	30,411	63,845
	Georg Fischer AG	286	213,441
	Gurit Holding AG	37	52,765
	Helvetia Holding AG	7,588	691,688
#*	HOCHDORF Holding AG	202	13,383
	Huber & Suhner AG	2,618	167,184
*	Hypothekarbank Lenzburg AG	16	72,075
	Implenia AG	3,786	154,855
	Investis Holding SA	622	52,698
	IWG P.L.C	17,464	52,223
	Julius Baer Group, Ltd.	19,486	765,316
	Jungfraubahn Holding AG	1,182	161,666
	Kudelski SA	7,542	26,603
	Liechtensteinische Landesbank AG	3,350	190,935
	Luzerner Kantonalbank AG	830	336,908
*	MCH Group AG	1,227	17,290
	Metall Zug AG	45	85,069
*	Mikron Holding AG	1,680	8,355
	Mobimo Holding AG	1,804	497,276
	OC Oerlikon Corp. AG	50,529	379,475
*	Orascom Development Holding AG	3,061	26,463
	Orell Fuessli Holding AG	25	2,395

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	158	$60,436
	Plazza AG, Class A	84	24,299
	Rieter Holding AG	647	63,108
	Schaffner Holding AG	95	15,760
#*	Schmolz + Bickenbach AG	118,904	22,313
	Schweiter Technologies AG	289	286,733
	Siegfried Holding AG	328	149,507
	St Galler Kantonalbank AG	688	297,076
	Sulzer AG	4,068	287,727
	Swatch Group AG (The)	6,068	1,217,615
	Swatch Group AG (The)	12,802	497,708
	Swiss Prime Site AG	15,313	1,457,897
	Swissquote Group Holding SA	2,219	144,104
	TX Group AG	831	55,287
	u-blox Holding AG	1,394	97,642
	Valiant Holding AG	3,461	334,313
*	Valora Holding AG	945	169,749
	Vaudoise Assurances Holding SA	263	128,140
	Vetropack Holding AG	52	153,103
*	Von Roll Holding AG	8,880	5,029
	Vontobel Holding AG	6,793	352,764
	VP Bank AG	1,034	136,722
	Walliser Kantonalbank	1,138	126,555
	Zehnder Group AG	2,702	105,882
	Zug Estates Holding AG, Class B	45	89,756
	Zuger Kantonalbank AG	28	182,613

TOTAL SWITZERLAND			19,070,135

TAIWAN — (5.0%)
	Aaeon Technology, Inc.	10,000	21,692
	Ability Opto-Electronics Technology Co., Ltd.	11,000	12,441
	AcBel Polytech, Inc.	69,000	47,905
	Acer, Inc.	539,000	298,415
	ACES Electronic Co., Ltd.	18,000	14,776
*	Acon Holding, Inc.	50,000	11,147
	Advanced International Multitech Co., Ltd.	32,000	35,275
	Advancetek Enterprise Co., Ltd.	21,987	12,788
*	AGV Products Corp.	123,960	29,758
	Allis Electric Co., Ltd.	58,710	38,121
	Alltek Technology Corp.	33,791	21,737
	Ambassador Hotel (The)	48,000	43,573
	AMPOC Far-East Co., Ltd.	23,000	22,355
	Apacer Technology, Inc.	19,000	29,876
	APCB, Inc.	39,000	28,724
	Apex Biotechnology Corp.	14,000	10,989
	Apex International Co., Ltd.	33,760	63,223
	Apex Medical Corp.	11,000	9,592
	Arcadyan Technology Corp.	24,000	64,612
	Ardentec Corp.	68,430	59,965
*	Asia Pacific Telecom Co., Ltd.	351,033	80,613
	Asia Tech Image, Inc.	13,000	23,024
	Asia Vital Components Co., Ltd.	60,000	81,159
	AU Optronics Corp.	1,644,000	432,340
	Audix Corp.	16,000	21,777
	AVY Precision Technology, Inc.	17,188	14,329
	Bank of Kaohsiung Co., Ltd.	134,067	42,903
	BenQ Materials Corp.	19,000	10,839
	BES Engineering Corp.	293,000	69,784
	Brighton-Best International Taiwan, Inc.	54,000	46,731

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	C Sun Manufacturing, Ltd.	29,000	$27,441
	Capital Futures Corp.	19,043	25,110
	Capital Securities Corp.	386,440	127,132
	Career Technology MFG. Co., Ltd.	80,910	76,147
	Casetek Holdings, Ltd.	31,000	48,413
	Cathay Real Estate Development Co., Ltd.	113,600	75,178
	Cayman Engley Industrial Co., Ltd.	4,261	8,964
	Celxpert Energy Corp.	21,000	19,884
	Central Reinsurance Co., Ltd.	37,800	23,264
*	Champion Building Materials Co., Ltd.	77,000	12,768
	Channel Well Technology Co., Ltd.	23,000	17,921
	CHC Healthcare Group	20,000	24,082
	Chen Full International Co., Ltd.	14,000	16,193
	Cheng Loong Corp.	134,000	95,343
*	Cheng Mei Materials Technology Corp.	59,000	13,916
	Cheng Shin Rubber Industry Co., Ltd.	11,000	12,646
	Cheng Uei Precision Industry Co., Ltd.	53,000	67,658
	Chilisin Electronics Corp.	30,488	107,212
	China Airlines, Ltd.	596,000	164,479
	China Bills Finance Corp.	192,000	94,355
	China Chemical & Pharmaceutical Co., Ltd.	61,000	43,323
	China Electric Manufacturing Corp.	40,500	17,448
	China General Plastics Corp.	58,519	35,528
*	China Life Insurance Co., Ltd.	500,000	341,410
	China Metal Products	53,000	44,773
	China Steel Structure Co., Ltd.	14,000	10,010
	China Wire & Cable Co., Ltd.	26,000	24,135
	Chinese Maritime Transport, Ltd.	26,710	22,314
	Chin-Poon Industrial Co., Ltd.	72,000	61,809
	Chipbond Technology Corp.	90,000	169,425
	ChipMOS Techinologies, Inc.	78,344	80,080
	Chong Hong Construction Co., Ltd.	32,000	88,102
	Chun YU Works & Co., Ltd.	31,000	18,003
	Chun Yuan Steel Industry Co., Ltd.	104,000	32,943
	Chung Hsin Electric & Machinery Manufacturing Corp.	66,000	55,809
	Chung Hung Steel Corp.	156,000	40,533
	Chung Hwa Pulp Corp.	96,015	24,494
*	CMC Magnetics Corp.	260,467	68,358
	Compal Electronics, Inc.	811,000	517,007
	Compucase Enterprise	12,000	10,690
*	Concord Securities Co., Ltd.	105,405	24,665
	Continental Holdings Corp.	102,000	37,738
	Contrel Technology Co., Ltd.	15,000	7,404
	Coremax Corp.	8,000	16,941
	Coretronic Corp.	93,000	99,095
*	CSBC Corp. Taiwan	45,163	33,153
	CTCI Corp.	104,000	114,985
	CviLux Corp.	17,000	13,589
	CyberTAN Technology, Inc.	73,000	36,247
	DA CIN Construction Co., Ltd.	37,000	26,593
	Dafeng TV, Ltd.	12,000	16,789
	Darfon Electronics Corp.	37,000	45,963
	Darwin Precisions Corp.	76,000	29,752
	De Licacy Industrial Co., Ltd.	44,000	31,242
	Depo Auto Parts Ind Co., Ltd.	20,000	31,329
	Dimerco Express Corp.	19,000	15,850
	D-Link Corp.	127,000	51,606
*	Dynamic Electronics Co., Ltd.	73,000	46,676
	Dynapack International Technology Corp.	22,000	52,376

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	E Ink Holdings, Inc.	118,000	$121,660
	Eastern Media International Corp.	35,000	15,449
*	Edimax Technology Co., Ltd.	60,000	17,507
	Edom Technology Co., Ltd.	21,000	11,585
	Elite Semiconductor Memory Technology, Inc.	50,000	68,270
*	Elitegroup Computer Systems Co., Ltd.	67,000	24,412
	EnTie Commercial Bank Co., Ltd.	110,000	53,986
	Epistar Corp.	209,000	266,085
	Eson Precision Ind. Co., Ltd.	15,000	14,886
	Eternal Materials Co., Ltd.	157,290	141,032
	Eva Airways Corp.	482,648	185,617
*	Everest Textile Co., Ltd.	70,331	17,821
	Evergreen International Storage & Transport Corp.	93,000	41,126
*	Evergreen Marine Corp. Taiwan, Ltd.	477,775	176,853
	Everlight Chemical Industrial Corp.	81,450	38,380
	Everlight Electronics Co., Ltd.	90,000	97,612
	Excellence Opto, Inc.	34,000	21,674
	Excelsior Medical Co., Ltd.	23,673	42,747
	Far Eastern Department Stores, Ltd.	193,000	149,203
	Far Eastern International Bank	441,890	157,269
	Farglory Land Development Co., Ltd.	67,000	96,151
*	Federal Corp.	75,480	41,415
	Feedback Technology Corp.	8,400	14,187
	Feng Hsin Steel Co., Ltd.	56,000	97,900
	First Insurance Co., Ltd. (The)	37,000	17,493
	First Steamship Co., Ltd.	123,676	42,473
	FLEXium Interconnect, Inc.	43,000	154,757
	FocalTech Systems Co., Ltd.	46,000	49,426
	Forest Water Environment Engineering Co., Ltd.	11,349	16,100
	Formosa Advanced Technologies Co., Ltd.	27,000	33,856
	Formosa Laboratories, Inc.	21,322	35,740
	Formosa Optical Technology Co., Ltd.	1,000	2,110
	Formosan Union Chemical	58,179	24,726
	Founding Construction & Development Co., Ltd.	24,000	12,571
	Froch Enterprise Co., Ltd.	27,000	9,481
	Fulltech Fiber Glass Corp.	72,720	25,872
	Gallant Precision Machining Co., Ltd.	20,000	12,293
	GCS Holdings, Inc.	12,000	21,305
*	Gemtek Technology Corp.	53,000	36,705
	General Interface Solution Holding, Ltd.	33,000	104,831
	General Plastic Industrial Co., Ltd.	13,000	12,603
	Genmont Biotech, Inc.	14,000	11,256
*	Giantplus Technology Co., Ltd.	73,000	23,044
	Gigabyte Technology Co., Ltd.	98,000	169,698
*	Gigastorage Corp.	29,149	9,725
	Ginko International Co., Ltd.	8,000	41,919
	Global Brands Manufacture, Ltd.	72,000	34,139
	Globe Union Industrial Corp.	27,000	11,930
	Gloria Material Technology Corp.	88,880	47,962
#	Goldsun Building Materials Co., Ltd.	253,000	116,128
	Gourmet Master Co., Ltd.	10,000	32,112
	Grand Ocean Retail Group, Ltd.	18,000	14,655
*	Grand Pacific Petrochemical	188,000	94,192
	Great China Metal Industry	26,000	18,513
	Great Wall Enterprise Co., Ltd.	10,000	13,836
	Greatek Electronics, Inc.	51,000	77,352
	GTM Holdings Corp.	21,000	14,648
*	HannsTouch Solution, Inc.	85,713	31,790
	Harvatek Corp.	29,000	11,590

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hey Song Corp.	61,000	$66,228
	Hiroca Holdings, Ltd.	13,000	24,227
	Hitron Technology, Inc.	15,204	10,148
	Ho Tung Chemical Corp.	154,577	38,382
	Hocheng Corp.	56,000	13,929
	Holy Stone Enterprise Co., Ltd.	18,000	74,355
	Hong Pu Real Estate Development Co., Ltd.	47,000	34,516
	Hong YI Fiber Industry Co.	30,000	17,402
*	Horizon Securities Co., Ltd.	56,000	11,203
	Hsin Kuang Steel Co., Ltd.	44,000	35,124
	Hsing TA Cement Co.	21,000	12,389
	Hu Lane Associate, Inc.	5,000	11,986
	Huaku Development Co., Ltd.	37,000	112,574
	Huang Hsiang Construction Corp.	29,000	32,524
	Hung Ching Development & Construction Co., Ltd.	33,000	22,458
	Hung Sheng Construction, Ltd.	85,440	50,632
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	34,913
	IBF Financial Holdings Co., Ltd.	409,130	149,908
	Ichia Technologies, Inc.	84,000	37,712
#	Innolux Corp.	1,734,000	376,632
	International CSRC Investment Holdings Co.	129,310	91,146
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	23,519
	Jarllytec Co., Ltd.	6,000	14,149
	Jess-Link Products Co., Ltd.	17,250	18,037
	Jih Sun Financial Holdings Co., Ltd.	323,915	102,290
	K Laser Technology, Inc.	43,000	20,408
	Kaulin Manufacturing Co., Ltd.	16,000	6,856
	KEE TAI Properties Co., Ltd.	104,000	34,015
	Kenda Rubber Industrial Co., Ltd.	105,000	93,295
	Kindom Development Co., Ltd.	73,000	63,824
	King Chou Marine Technology Co., Ltd.	10,200	10,399
#	King Yuan Electronics Co., Ltd.	147,000	176,206
	King’s Town Bank Co., Ltd.	148,000	158,198
*	King’s Town Construction Co., Ltd.	27,000	30,680
	Kinpo Electronics	263,000	114,074
	Kinsus Interconnect Technology Corp.	66,000	115,452
	KS Terminals, Inc.	21,000	26,834
*	Kung Sing Engineering Corp.	67,660	20,655
	Kuo Toong International Co., Ltd.	40,551	23,429
	Kuoyang Construction Co., Ltd.	59,321	51,117
	Kwong Lung Enterprise Co., Ltd.	12,000	16,473
	L&K Engineering Co., Ltd.	41,000	35,060
	Lealea Enterprise Co., Ltd.	153,000	36,506
	LEE CHI Enterprises Co., Ltd.	53,000	13,188
	Lelon Electronics Corp.	11,000	14,786
*	Leofoo Development Co., Ltd.	21,000	7,730
	Lextar Electronics Corp.	76,000	44,458
	Li Cheng Enterprise Co., Ltd.	19,000	20,394
	Li Peng Enterprise Co., Ltd.	113,000	23,096
	Lien Hwa Industrial Holdings Corp.	95,000	136,847
	Lingsen Precision Industries, Ltd.	91,000	30,239
	Lite-On Semiconductor Corp.	45,000	62,341
	Longchen Paper & Packaging Co., Ltd.	136,645	60,865
	Lumax International Corp., Ltd.	15,000	32,576
	Lung Yen Life Service Corp.	11,000	20,634
	Macronix International	132,000	157,485
	Materials Analysis Technology, Inc.	6,000	15,136
	Mayer Steel Pipe Corp.	27,000	16,062
	Meiloon Industrial Co.	17,000	11,985

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mercuries & Associates Holding, Ltd.	37,000	$27,191
*	Mercuries Life Insurance Co., Ltd.	230,971	74,206
*	Microbio Co., Ltd.	36,000	23,435
	Mirle Automation Corp.	11,000	12,323
*	Motech Industries, Inc.	141,000	25,543
	MPI Corp.	9,000	19,857
	Nan Ya Printed Circuit Board Corp.	32,000	75,788
	Nexcom International Co., Ltd.	12,000	8,976
	Nien Hsing Textile Co., Ltd.	17,000	9,075
*	O-Bank Co., Ltd.	78,000	18,985
	OptoTech Corp.	71,551	51,337
	Orient Europharma Co., Ltd.	7,000	10,094
*	Orient Semiconductor Electronics, Ltd.	90,880	37,221
	Oriental Union Chemical Corp.	75,000	42,320
	O-TA Precision Industry Co., Ltd.	8,000	11,388
	Pacific Construction Co.	25,000	7,615
	Pan Jit International, Inc.	51,300	41,754
	Pan-International Industrial Corp.	83,000	52,633
*	Phihong Technology Co., Ltd.	103,259	25,295
	Plotech Co., Ltd.	26,000	16,012
	Pou Chen Corp.	404,000	380,444
	Powertech Technology, Inc.	83,000	277,557
	President Securities Corp.	170,111	76,441
	Primax Electronics, Ltd.	17,000	26,585
	Prince Housing & Development Corp.	252,000	85,369
	Promate Electronic Co., Ltd.	21,000	23,323
	Qisda Corp.	235,000	132,497
	QST International Corp.	9,000	13,861
	Qualipoly Chemical Corp.	18,900	16,568
	Quintain Steel Co., Ltd.	64,789	13,877
	Radium Life Tech Co., Ltd.	148,760	52,416
	Rechi Precision Co., Ltd.	44,000	25,188
	Rich Development Co., Ltd.	92,000	28,690
*	Ritek Corp.	242,000	40,549
*	Roo Hsing Co., Ltd.	134,000	41,526
	Ruentex Development Co., Ltd.	104,000	154,784
#	Ruentex Industries, Ltd.	67,400	154,365
	Sampo Corp.	58,800	37,928
	San Fang Chemical Industry Co., Ltd.	33,000	26,186
	San Far Property, Ltd.	20,000	11,074
	Sanyang Motor Co., Ltd.	85,000	56,238
	SDI Corp.	16,000	25,803
	Senao International Co., Ltd.	11,000	10,729
	Sesoda Corp.	30,098	24,501
	Shan-Loong Transportation Co., Ltd.	28,000	27,664
	Sharehope Medicine Co., Ltd.	18,705	28,888
	Sheng Yu Steel Co., Ltd.	26,000	14,099
*	Shih Wei Navigation Co., Ltd.	61,317	12,020
	Shin Kong Financial Holding Co., Ltd.	1,537,267	437,640
*	Shining Building Business Co., Ltd.	102,444	31,005
	Shinkong Insurance Co., Ltd.	36,000	44,462
	Sigurd Microelectronics Corp.	66,046	80,419
	Sincere Navigation Corp.	62,830	31,067
	Sinher Technology, Inc.	6,000	7,878
	Sino-American Silicon Products, Inc.	45,000	132,920
	Sinon Corp.	72,000	45,479
	Sinphar Pharmaceutical Co., Ltd.	17,680	11,543
	Siward Crystal Technology Co., Ltd.	49,000	32,878
*	Solar Applied Materials Technology Co.	29,000	18,777

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co., Ltd.	10,000	$13,034
*	Sunko INK Co., Ltd.	36,000	12,196
	Sunrex Technology Corp.	32,685	36,224
	Sunspring Metal Corp.	32,000	23,015
	Supreme Electronics Co., Ltd.	52,244	58,676
	Swancor Holding Co., Ltd.	11,000	26,639
	Sweeten Real Estate Development Co., Ltd.	39,600	26,897
	Sysage Technology Co., Ltd.	9,251	10,951
	Systex Corp.	32,000	87,014
	T3EX Global Holdings Corp.	18,000	13,189
	TA Chen Stainless Pipe	152,553	135,531
	Ta Ya Electric Wire & Cable	112,320	36,908
	Taichung Commercial Bank Co., Ltd.	496,710	190,258
	Taiflex Scientific Co., Ltd.	36,460	56,670
	Tainan Enterprises Co., Ltd.	18,000	12,513
	Tainan Spinning Co., Ltd.	234,000	71,668
	Taita Chemical Co., Ltd.	63,240	20,820
	Taiwan Business Bank	953,394	345,366
	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,000	12,805
	Taiwan Cogeneration Corp.	28,000	30,910
	Taiwan Fertilizer Co., Ltd.	122,000	188,020
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	31,863
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	32,153
	Taiwan Glass Industry Corp.	218,968	65,839
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	89,268
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	22,709
*	Taiwan Land Development Corp.	129,466	29,993
	Taiwan Navigation Co., Ltd.	35,000	18,820
	Taiwan PCB Techvest Co., Ltd.	48,000	54,105
	Taiwan Pulp & Paper Corp.	25,000	17,307
	Taiwan Semiconductor Co., Ltd.	20,000	25,554
	Taiwan Styrene Monomer	85,000	48,068
	Taiwan TEA Corp.	133,000	63,678
	Taiyen Biotech Co., Ltd.	28,000	29,233
	Teco Electric and Machinery Co., Ltd.	391,000	351,843
	Test-Rite International Co., Ltd.	22,000	14,174
	Thye Ming Industrial Co., Ltd.	25,000	25,628
	Ton Yi Industrial Corp.	170,000	52,203
	Tong Yang Industry Co., Ltd.	71,000	84,857
	Tong-Tai Machine & Tool Co., Ltd.	27,000	11,976
	TOPBI International Holdings, Ltd.	9,272	21,711
	Topco Technologies Corp.	8,999	19,840
	Topoint Technology Co., Ltd.	28,800	18,748
	Toung Loong Textile Manufacturing	27,000	24,422
*	TPK Holding Co., Ltd.	74,000	103,520
	Transcend Information, Inc.	25,000	59,041
	Tripod Technology Corp.	16,000	56,534
	Tsann Kuen Enterprise Co., Ltd.	20,000	10,688
*	TSEC Corp.	49,124	9,136
	TSRC Corp.	98,000	53,222
	Tung Ho Steel Enterprise Corp.	157,000	121,221
*	Tung Thih Electronic Co., Ltd.	11,000	17,534
	TURVO International Co., Ltd.	5,000	9,867
	TYC Brother Industrial Co., Ltd.	42,000	33,875
*	Tycoons Group Enterprise	84,034	11,650
	Tyntek Corp.	63,000	26,873
	U-Ming Marine Transport Corp.	91,000	89,985
	Unimicron Technology Corp.	236,000	334,252
*	Union Bank Of Taiwan	257,891	92,304

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Unitech Computer Co., Ltd.	20,000	$15,586
	Unitech Printed Circuit Board Corp.	101,000	76,108
	United Orthopedic Corp.	10,000	11,122
*	United Renewable Energy Co., Ltd.	439,609	77,108
*	Unity Opto Technology Co., Ltd.	91,000	12,608
	Universal Cement Corp.	76,277	44,949
*	Unizyx Holding Corp.	43,000	22,585
	UPC Technology Corp.	175,664	58,811
	USI Corp.	180,091	74,898
	Ve Wong Corp.	16,000	14,901
	Wah Lee Industrial Corp.	34,000	61,797
	Walsin Lihwa Corp.	517,000	226,845
	Walton Advanced Engineering, Inc.	55,000	19,240
	Wan Hai Lines, Ltd.	76,000	42,833
	Wei Chuan Foods Corp.	51,000	37,180
	Weikeng Industrial Co., Ltd.	71,661	35,836
	Well Shin Technology Co., Ltd.	18,000	26,992
	Weltrend Semiconductor	12,000	10,679
	Winbond Electronics Corp.	540,363	250,743
	Wisdom Marine Lines Co., Ltd.	63,262	53,204
	Wistron Corp.	505,841	474,348
	Wistron NeWeb Corp.	45,040	93,748
	Wonderful Hi-Tech Co., Ltd.	7,000	3,679
	Wowprime Corp.	10,000	22,499
	WT Microelectronics Co., Ltd.	59,207	76,207
	Xxentria Technology Materials Corp.	15,000	27,278
*	Yang Ming Marine Transport Corp.	238,674	54,060
	YC INOX Co., Ltd.	50,600	40,409
	Yea Shin International Development Co., Ltd.	29,632	14,866
	Yem Chio Co., Ltd.	87,176	32,395
*	Yeong Guan Energy Technology Group Co., Ltd.	18,000	37,131
	YFC-Boneagle Electric Co., Ltd.	15,000	9,098
	YFY, Inc.	280,000	119,735
	Yi Jinn Industrial Co., Ltd.	34,200	13,478
	Yieh Phui Enterprise Co., Ltd.	228,447	68,237
	Youngtek Electronics Corp.	24,000	40,580
	Yuanta Futures Co., Ltd.	10,000	18,050
#	Yulon Motor Co., Ltd.	200,000	115,823
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	29,950
	Yungshin Construction & Development Co., Ltd.	12,000	12,550
	Zeng Hsing Industrial Co., Ltd.	6,000	26,203
	Zenitron Corp.	27,000	16,906
	Zero One Technology Co., Ltd.	22,000	24,377
	Zhen Ding Technology Holding, Ltd.	73,000	261,947
	Zig Sheng Industrial Co., Ltd.	79,000	20,274
	Zinwell Corp.	64,000	34,049
	ZongTai Real Estate Development Co., Ltd.	24,300	26,336

TOTAL TAIWAN			21,379,622

THAILAND — (0.8%)
	Advanced Information Technology PCL, Class F	22,400	12,393
	AEON Thana Sinsap Thailand PCL	8,400	34,140
	AJ Plast PCL	26,500	7,781
	Allianz Ayudhya Capital PCL	11,000	12,409
	Amata Corp. PCL	122,800	48,581
	Amata VN PCL, Class F	94,100	12,273
	Ananda Development PCL	334,800	17,074
	AP Thailand PCL	365,700	57,079
*	Asia Aviation PCL	203,200	11,744

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	204,100	$10,850
	Asia Sermkij Leasing PCL	25,700	13,186
	Bangchak Corp. PCL	132,900	75,990
	Bangkok Insurance PCL	3,200	23,440
	Bangkok Land PCL	2,507,300	82,918
	Bangkok Life Assurance PCL	39,400	18,875
*	Bangkok Ranch PCL	15,300	1,002
	Banpu PCL	660,400	119,405
*	BEC World PCL	170,400	26,122
	Cal-Comp Electronics Thailand PCL, Class F	428,200	19,190
	CH Karnchang PCL	56,400	29,808
	CIMB Thai Bank PCL	1,971,600	35,343
	COL PCL	33,700	14,894
	Dhipaya Insurance PCL	72,900	50,245
	Eastern Polymer Group PCL, Class F	217,100	31,134
	Eastern Water Resources Development and Management PCL, Class F	105,500	32,607
	Erawan Group PCL (The)	156,400	14,888
	Esso Thailand PCL	180,800	30,175
	GFPT PCL	144,700	50,984
	Global Green Chemicals PCL, Class F	86,200	21,846
	Hana Microelectronics PCL	128,500	115,175
	IRPC PCL	1,743,200	144,391
	Italian-Thai Development PCL	294,400	12,375
	KCE Electronics PCL	60,700	32,831
*	KGI Securities Thailand PCL	247,300	29,503
	Khon Kaen Sugar Industry PCL	362,960	21,987
	Kiatnakin Bank PCL	10,600	13,842
	Lam Soon Thailand PCL	56,200	9,206
	Lanna Resources PCL	28,000	5,192
	LH Financial Group PCL	1,023,100	31,305
	LPN Development PCL	143,100	15,834
	MBK PCL	138,700	68,160
	Millcon Steel PCL	211,520	3,465
	Minor International PCL	205,300	133,884
	Namyong Terminal PCL	91,000	10,463
	Noble Development PCL	23,600	9,993
	Origin Property PCL, Class F	65,400	9,177
	PCS Machine Group Holding PCL	86,800	12,502
	Platinum Group PCL (The), Class F	124,000	11,881
	Polyplex Thailand PCL	85,200	36,866
*	Precious Shipping PCL	126,000	14,954
	Property Perfect PCL	616,300	6,667
	Pruksa Holding PCL	177,200	59,696
	Quality Houses PCL	1,176,100	75,608
	Raimon Land PCL	515,800	7,812
*	Regional Container Lines PCL	119,500	11,080
	Rojana Industrial Park PCL	220,300	28,597
	Samart Corp. PCL	45,000	7,024
	Samart Telcoms PCL	33,900	6,077
	Sansiri PCL	1,500,600	32,929
	SC Asset Corp. PCL	339,100	20,961
	Sena Development PCL	196,116	13,577
	Siam City Cement PCL	1,400	5,171
	Siam Future Development PCL	196,440	28,536
	Siamgas & Petrochemicals PCL	167,600	42,476
	Singha Estate PCL	194,300	10,029
	Sino-Thai Engineering & Construction PCL	129,100	61,847
	Somboon Advance Technology PCL	57,400	20,224
	SPCG PCL	77,500	41,678

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sri Trang Agro-Industry PCL	212,880	$85,534
	Srithai Superware PCL	69,100	1,345
	Star Petroleum Refining PCL	357,400	64,620
	Supalai PCL	203,325	93,634
	Super Energy Corp. PCL	2,470,900	44,294
*	Tata Steel Thailand PCL	594,100	6,059
*	Thai Airways International PCL	179,200	40,708
	Thai Oil PCL	179,200	227,081
	Thai Stanley Electric PCL, Class F	5,700	22,550
	Thai Wah PCL, Class F	75,200	7,763
	Thaicom PCL	58,900	6,918
	Thanachart Capital PCL	124,400	141,298
	Thitikorn PCL	41,600	11,443
	Thoresen Thai Agencies PCL	261,800	24,113
	TMB Bank PCL	3,818,596	113,301
	TMT Steel PCL	70,200	8,158
	TPI Polene PCL	1,534,100	56,898
	TPI Polene Power PCL	263,600	31,937
	True Corp. PCL	1,782,200	183,976
	Unique Engineering & Construction PCL	138,400	26,307
	Univanich Palm Oil PCL	46,900	5,769
	Univentures PCL	165,100	16,737
*	Vanachai Group PCL	88,600	5,395
	Vinythai PCL	88,700	62,231
	Workpoint Entertainment PCL	70,000	22,068

TOTAL THAILAND			3,449,488

TURKEY — (0.2%)
	Aksa Akrilik Kimya Sanayii A.S.	33,356	30,267
*	Aksa Enerji Uretim A.S.	24,121	13,147
	Alarko Holding A.S.	33,735	21,906
*	Albaraka Turk Katilim Bankasi A.S.	224,420	40,827
	Anadolu Anonim Turk Sigorta Sirketi	26,991	19,525
	Anadolu Cam Sanayii A.S.	64,176	37,855
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	7,394	19,397
	Aygaz A.S.	7,238	10,686
*	Bera Holding A.S.	122,261	67,720
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	13,329
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	18,178
	Coca-Cola Icecek A.S.	3,166	16,749
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	1,942	5,326
*	Global Yatirim Holding A.S.	23,941	11,244
*	GSD Holding A.S.	62,912	13,350
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	16,220
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	53,819
	Kordsa Teknik Tekstil A.S.	15,368	24,886
	Nuh Cimento Sanayi A.S.	15,425	22,256
*	Pegasus Hava Tasimaciligi A.S.	5,048	38,272
*	Sekerbank Turk A.S.	132,226	18,899
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	26,654
	Soda Sanayii A.S.	52,964	44,314
	TAV Havalimanlari Holding A.S.	25,233	65,729
	Trakya Cam Sanayii A.S.	114,319	52,881
*	Turkiye Halk Bankasi A.S.	124,433	92,634
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	32,406
	Turkiye Sise ve Cam Fabrikalari A.S.	113,177	78,622
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	25,887

TOTAL TURKEY			932,985

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.1%)
*	Amlak Finance PJSC	237,669	$22,964
*	DAMAC Properties Dubai Co. PJSC	198,981	33,310
	Dana Gas PJSC	100,173	19,977
*	Deyaar Development PJSC	268,757	21,018
	Dubai Investments PJSC	168,249	54,552
*	DXB Entertainments PJSC	491,293	20,888
*	Eshraq Investments PJSC	368,245	28,856
	RAK Properties PJSC	230,019	23,122
	Ras Al Khaimah Ceramics	55,894	21,822

TOTAL UNITED ARAB EMIRATES			246,509

UNITED KINGDOM — (10.5%)
	Aggreko P.L.C	66,641	384,296
	Alliance Pharma P.L.C	83,598	79,500
	Anglo-Eastern Plantations P.L.C	3,836	23,145
	Arrow Global Group P.L.C	36,788	46,711
	Ascential P.L.C	18,362	58,315
	Babcock International Group P.L.C	119,557	633,253
	Balfour Beatty P.L.C	170,959	556,421
	Bank of Georgia Group P.L.C	10,623	133,334
	Barratt Developments P.L.C	181,197	1,181,288
	Beazley P.L.C	69,899	345,618
	Begbies Traynor Group P.L.C	12,789	16,710
	Bellway P.L.C	31,871	1,066,446
	Berkeley Group Holdings P.L.C	21,602	1,133,955
	Biffa P.L.C	12,870	35,575
	Bloomsbury Publishing P.L.C	19,392	50,270
	Bodycote P.L.C	49,089	359,129
	Braemar Shipping Services P.L.C	4,667	5,986
	Brewin Dolphin Holdings P.L.C	8,764	30,197
	Burford Capital, Ltd.	11,039	69,345
*	Cairn Energy P.L.C	114,054	160,696
	CareTech Holdings P.L.C	18,706	98,917
	Carr’s Group P.L.C	11,580	16,510
	Castings P.L.C	4,281	17,677
	Centamin P.L.C	316,269	612,352
	Centaur Media P.L.C	16,082	5,266
	Central Asia Metals P.L.C	19,862	35,598
	Centrica P.L.C	1,014,862	507,589
	Chemring Group P.L.C	75,743	188,394
	Chesnara P.L.C	36,124	151,153
	Cineworld Group P.L.C	241,641	199,218
*	Circassia Pharmaceuticals P.L.C	44,336	15,600
	Clarkson P.L.C	7,758	243,527
	Clinigen Group P.L.C	3,490	31,621
	Close Brothers Group P.L.C	43,721	599,546
	CMC Markets P.L.C	21,846	55,130
	ConvaTec Group P.L.C	189,712	506,706
	Costain Group P.L.C	28,773	28,551
	Countryside Properties P.L.C	95,976	488,978
*	Countrywide P.L.C	5,648	4,805
	Crest Nicholson Holdings P.L.C	77,112	248,469
	Daily Mail & General Trust P.L.C., Class A	40,319	358,056
	Dart Group P.L.C	9,302	75,150
	Devro P.L.C	46,110	92,243
	DFS Furniture P.L.C	40,764	77,586
*	Dialight P.L.C	7,087	17,677
*	Dialog Semiconductor P.L.C	15,357	482,284
	Direct Line Insurance Group P.L.C	228,546	778,665

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DiscoverIE Group P.L.C	17,330	$108,450
	Diversified Gas & Oil P.L.C	30,986	36,759
	Dixons Carphone P.L.C	241,138	234,412
	Drax Group P.L.C	112,465	294,838
	DS Smith P.L.C	281,843	1,105,092
	easyJet P.L.C	27,778	210,410
*	EKF Diagnostics Holdings P.L.C	61,585	30,117
	Elementis P.L.C	110,846	97,571
*	EnQuest P.L.C	312,538	44,671
	Equiniti Group P.L.C	104,888	226,130
	Essentra P.L.C	63,219	221,891
	Euromoney Institutional Investor P.L.C	2,024	21,033
	Ferrexpo P.L.C	92,224	156,170
*	Firstgroup P.L.C	344,809	290,350
	Flowtech Fluidpower P.L.C	7,489	7,398
*	Foxtons Group P.L.C	71,351	38,191
*	Frasers Group P.L.C	49,289	161,305
	Fuller Smith & Turner P.L.C., Class A	6,566	57,945
	Galliford Try Holdings P.L.C	37,963	71,864
*	Gamesys Group P.L.C	1,467	16,209
*	Gem Diamonds, Ltd.	38,208	18,329
	Genel Energy P.L.C	23,686	34,774
*	Georgia Capital P.L.C	7,964	42,045
	Go-Ahead Group P.L.C. (The)	925	15,610
	Goodwin P.L.C	314	8,852
	Grafton Group P.L.C	70,415	561,870
	Grainger P.L.C	96,242	323,346
	Gulf Keystone Petroleum, Ltd.	67,566	67,629
	GVC Holdings P.L.C	97,443	924,914
	Gym Group P.L.C. (The)	20,338	42,596
	H&T Group P.L.C	3,869	15,121
	Halfords Group P.L.C	59,725	81,453
	Hargreaves Services P.L.C	2,839	7,531
	Hastings Group Holdings P.L.C	55,633	127,477
	Headlam Group P.L.C	22,372	84,344
	Helical P.L.C	23,526	106,865
	Henry Boot P.L.C	14,040	41,620
	Highland Gold Mining, Ltd.	88,163	260,320
	Hochschild Mining P.L.C	65,061	113,507
*	Horizon Discovery Group P.L.C	21,363	27,813
	Hostelworld Group P.L.C	12,739	12,275
	Hunting P.L.C	36,382	83,402
	Huntsworth P.L.C	57,660	78,062
	Hyve Group P.L.C	105,125	30,189
	Ibstock P.L.C	95,414	241,345
*	IGas Energy P.L.C	15,148	5,511
	Inchcape P.L.C	93,532	589,166
*	Indivior P.L.C	31,011	19,264
	International Personal Finance P.L.C	17,848	12,578
	Investec P.L.C	201,254	413,045
	J Sainsbury P.L.C	388,287	966,366
	John Laing Group P.L.C	74,897	343,602
	John Menzies P.L.C	6,811	10,843
	John Wood Group P.L.C	173,764	439,986
	Jupiter Fund Management P.L.C	88,424	243,076
*	Just Group P.L.C	235,678	164,866
	KAZ Minerals P.L.C	28,342	147,411
	Keller Group P.L.C	20,765	160,421
#*	Kier Group P.L.C	33,146	34,699

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Kin & Carta P.L.C	18,433	$13,940
	Kingfisher P.L.C	565,062	1,120,965
*	Lamprell P.L.C	66,081	9,990
	Lancashire Holdings, Ltd.	39,632	304,912
	Lookers P.L.C	89,330	28,415
*	Low & Bonar P.L.C	32,740	6,143
	LSL Property Services P.L.C	23,302	47,350
	M&G P.L.C	36,229	60,061
	Macfarlane Group P.L.C	524	534
	Man Group P.L.C	421,779	706,651
	Marks & Spencer Group P.L.C	304,603	354,883
	Marston’s P.L.C	187,638	89,347
	McBride P.L.C	19,948	14,805
	McCarthy & Stone P.L.C	98,693	87,870
	McColl’s Retail Group P.L.C	14,203	7,604
	Mears Group P.L.C	31,020	64,235
	Mediclinic International P.L.C	91,030	295,972
	Meggitt P.L.C	97,421	341,135
*	Metro Bank P.L.C	8,823	10,255
	Micro Focus International P.L.C	72,707	431,061
*	Mitchells & Butlers P.L.C	61,129	136,527
	MJ Gleeson P.L.C	11,285	106,998
	Morgan Sindall Group P.L.C	9,270	149,370
*	Mothercare P.L.C	58,375	3,002
	MP Evans Group P.L.C	1,185	9,226
	N Brown Group P.L.C	27,931	8,656
	NAHL Group P.L.C	19,189	10,587
	Naked Wines P.L.C	10,404	48,056
	National Express Group P.L.C	118,847	408,969
	NCC Group P.L.C	52,241	107,921
*	Ninety One P.L.C	100,627	215,077
	Non-Standard Finance P.L.C	61,251	10,048
	Norcros P.L.C	16,487	33,199
	Numis Corp. P.L.C	12,643	42,283
	OneSavings Bank P.L.C	65,007	199,510
	Pan African Resources P.L.C	302,516	50,651
	Paragon Banking Group P.L.C	55,072	230,572
*	Parkmead Group P.L.C. (The)	15,615	6,070
	Pearson P.L.C	55,529	320,216
	Pearson P.L.C., Sponsored ADR	119,471	700,100
*	Pendragon P.L.C	413,098	41,990
*	Petra Diamonds, Ltd.	182,703	4,966
	Petrofac, Ltd.	32,577	80,627
#*	Petropavlovsk P.L.C	772,464	248,138
	Pets at Home Group P.L.C	141,097	451,763
	Pharos Energy P.L.C	46,696	10,482
	Phoenix Group Holdings P.L.C	137,472	1,043,182
	Photo-Me International P.L.C	37,784	22,253
	Playtech P.L.C	62,660	183,830
	Polypipe Group P.L.C	27,630	173,324
*	Premier Foods P.L.C	195,519	112,137
#*	Premier Oil P.L.C	199,335	81,399
	Provident Financial P.L.C	65,571	159,898
	PZ Cussons P.L.C	68,877	162,212
	QinetiQ Group P.L.C	155,098	593,119
	Rank Group P.L.C	43,286	88,828
*	REA Holdings P.L.C	3,000	2,109
	Reach P.L.C	87,330	86,523
	Redde Northgate P.L.C	39,470	89,044

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Redrow P.L.C	73,870	$429,210
	Renewi P.L.C	172,747	55,172
	Restaurant Group P.L.C. (The)	37,530	25,529
*	Revolution Bars Group P.L.C	7,245	1,790
	Rhi Magnesita NV	2,226	68,375
	Ricardo P.L.C	9,039	44,320
*	Rockhopper Exploration P.L.C	85,440	6,815
	Royal Mail P.L.C	180,633	376,955
	RPS Group P.L.C	52,390	34,316
	RSA Insurance Group P.L.C	203,552	922,509
	S&U P.L.C	850	17,497
	Saga P.L.C	326,759	66,953
	Scapa Group P.L.C	22,456	32,991
*	SDL P.L.C	20,405	127,068
	Senior P.L.C	96,171	78,535
	Severfield P.L.C	59,426	51,624
	SIG P.L.C	142,557	43,000
	Signature Aviation P.L.C	161,848	397,484
	Smart Metering Systems P.L.C	7,279	54,744
	Speedy Hire P.L.C	122,343	95,645
	Spire Healthcare Group P.L.C	46,663	56,618
*	Sportech P.L.C	20,049	4,327
	St. Modwen Properties P.L.C	55,429	256,867
	Stobart Group, Ltd.	18,564	14,474
	Stock Spirits Group P.L.C	39,966	94,637
	Superdry P.L.C	6,793	10,827
	T Clarke P.L.C	15,910	19,037
	Tate & Lyle P.L.C	64,067	574,063
	Taylor Wimpey P.L.C	647,526	1,195,877
	TP ICAP P.L.C	172,793	737,691
	Travis Perkins P.L.C	65,091	849,924
	Trifast P.L.C	24,071	35,696
	TT Electronics P.L.C	41,466	86,735
	TUI AG	10,636	42,371
	Tullow Oil P.L.C	435,039	141,213
*	Tungsten Corp. P.L.C	20,245	8,798
	Tyman P.L.C	19,065	40,397
	U & I Group P.L.C	37,908	47,947
	UDG Healthcare P.L.C	28,989	228,794
	Ultra Electronics Holdings P.L.C	4,549	112,620
	Urban & Civic P.L.C	30,460	87,241
	Vectura Group P.L.C	189,631	202,597
	Vertu Motors P.L.C	28,861	8,945
	Vesuvius P.L.C	61,001	307,411
*	Virgin Money UK P.L.C	193,615	184,633
	Vistry Group P.L.C	68,406	694,701
	Vitec Group P.L.C. (The)	1,620	13,705
	Volex P.L.C	6,253	10,567
	Volution Group P.L.C	37,985	79,007
	Vp P.L.C	3,920	33,521
	Weir Group P.L.C (The)	27,965	334,200
	Whitbread P.L.C	29,175	1,094,434
	Wm Morrison Supermarkets P.L.C	534,999	1,229,520
*	Xaar P.L.C	19,705	10,478
	Young & Co’s Brewery P.L.C	960	9,342

TOTAL UNITED KINGDOM			44,859,124

UNITED STATES — (0.2%)
	Ovintiv, Inc.	53,509	338,708

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
Ovintiv, Inc.	17,300	$108,129
Primo Water Corp. BLKVVX9	36,100	369,572
Samsonite International SA	212,400	180,673
* Sundance Energy, Inc.	1,422	4,480

TOTAL UNITED STATES		1,001,562

TOTAL COMMON STOCKS		417,805,825

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.2%)
Banco ABC Brasil SA	17,864	46,944
Banco do Estado do Rio Grande do Sul SA, Class B	42,400	97,776
Banco Pan SA	67,932	62,836
Braskem SA, Class A	31,689	123,192
Cia Ferro Ligas da Bahia—FERBASA	9,400	29,127
Eucatex SA Industria e Comercio	8,800	7,768
Gerdau SA	216,500	467,407
Grazziotin SA	1,600	7,347
Marcopolo SA	156,673	82,400
Randon SA Implementos e Participacoes	35,554	55,575
Schulz SA	7,000	10,684
Unipar Carbocloro SA	8,484	36,508
Usinas Siderurgicas de Minas Gerais SA, Class A	84,000	74,146

TOTAL BRAZIL		1,101,710

COLOMBIA — (0.0%)
Avianca Holdings SA	105,386	13,390

GERMANY — (0.2%)
Biotest AG	2,716	62,285
Draegerwerk AG & Co. KGaA	2,384	199,506
Jungheinrich AG	12,365	223,292
Schaeffler AG	31,344	211,648
STO SE & Co. KGaA	568	57,200
Villeroy & Boch AG	889	10,893

TOTAL GERMANY		764,824

TOTAL PREFERRED STOCKS		1,879,924

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	66,848	32,087

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	1,385	0

INDIA — (0.0%)
* Arvind Fashions, Ltd. Rights 04/17/20	1,649	0

JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	17,300	0

NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	9,119	4,735

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (0.0%)
* Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	33,872	$843
* YFC Boneagle Electric Co., Ltd Rights 03/04/20	903	6

TOTAL TAIWAN		849

TOTAL RIGHTS/WARRANTS		37,671

TOTAL INVESTMENT SECURITIES (Cost $546,417,437)		419,723,420

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	479,872	5,552,602

TOTAL INVESTMENTS — (100.0%) (Cost $551,968,166)		$425,276,022

As of April 30, 2020, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/19/20	$2,085,671	$2,176,800	$91,129

Total Futures Contracts			$2,085,671	$2,176,800	$91,129

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$148,432	$21,329,056	—	$21,477,488
Austria	—	2,506,880	—	2,506,880
Belgium	—	5,084,813	—	5,084,813
Brazil	4,915,915	—	—	4,915,915
Canada	30,098,646	70,218	—	30,168,864
Chile	368,665	—	—	368,665
China	1,341,372	30,301,403	—	31,642,775
Colombia	140,598	—	—	140,598
Denmark	—	5,893,201	—	5,893,201
Finland	—	6,254,948	—	6,254,948
France	—	17,248,808	—	17,248,808
Germany	48,071	20,122,065	—	20,170,136
Greece	—	246,488	—	246,488
Hong Kong	—	7,406,411	—	7,406,411
India	63,672	11,143,538	—	11,207,210
Indonesia	—	1,801,573	—	1,801,573
Ireland	—	2,962,433	—	2,962,433
Israel	135,836	3,136,557	—	3,272,393
Italy	118,264	11,274,496	—	11,392,760
Japan	4,876	81,236,065	—	81,240,941
Malaysia	—	3,218,589	—	3,218,589
Mexico	2,199,955	—	—	2,199,955
Netherlands	158,332	7,449,202	—	7,607,534
New Zealand	—	1,793,800	—	1,793,800

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$7,295	$2,364,707	—	$2,372,002
Philippines	—	1,032,047	—	1,032,047
Poland	—	1,075,235	—	1,075,235
Portugal	—	607,717	—	607,717
Qatar	—	112,884	—	112,884
Russia	959,219	172,603	—	1,131,822
Saudi Arabia	—	523,821	—	523,821
Singapore	—	2,718,188	—	2,718,188
South Africa	1,389,567	3,645,089	—	5,034,656
South Korea	—	17,516,691	—	17,516,691
Spain	—	5,342,313	—	5,342,313
Sweden	23,459	9,152,387	—	9,175,846
Switzerland	—	19,070,135	—	19,070,135
Taiwan	—	21,379,622	—	21,379,622
Thailand	3,449,488	—	—	3,449,488
Turkey	—	932,985	—	932,985
United Arab Emirates	—	246,509	—	246,509
United Kingdom	915,177	43,943,947	—	44,859,124
United States	820,889	180,673	—	1,001,562
Preferred Stocks
Brazil	1,101,710	—	—	1,101,710
Colombia	13,390	—	—	13,390
Germany	—	764,824	—	764,824
Rights/Warrants
Canada	—	32,087	—	32,087
Norway	—	4,735	—	4,735
Taiwan	—	849	—	849
Securities Lending Collateral	—	5,552,602	—	5,552,602
Futures Contracts**	91,129	—	—	91,129

TOTAL	$48,513,957	$376,853,194	—	$425,367,151

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (4.1%)
	A2B Australia, Ltd.	61,896	$31,583
	Accent Group, Ltd.	105,492	79,464
	Adairs, Ltd.	81,527	82,877
#	Adelaide Brighton, Ltd.	159,863	281,594
*	Aeon Metals, Ltd.	45,143	2,950
*	Afterpay, Ltd.	5,594	111,240
	AGL Energy, Ltd.	59,766	655,932
*	Ainsworth Game Technology, Ltd.	68,629	19,311
*	Alkane Resources, Ltd.	90,017	42,840
	Alliance Aviation Services, Ltd.	11,891	16,310
	ALS, Ltd.	116,794	510,023
	Altium, Ltd.	33,183	728,412
	Alumina, Ltd.	242,873	269,407
	AMA Group, Ltd.	101,999	27,880
#*	Amaysim Australia, Ltd.	59,320	12,147
*	AMP, Ltd.	1,169,173	1,078,747
	Ansell, Ltd.	26,284	484,735
	AP Eagers, Ltd.	48,592	160,788
	APA Group	108,035	763,361
	APN Property Group, Ltd.	28,571	9,242
	Appen, Ltd.	14,826	244,976
*	Arafura Resources, Ltd.	16,794	790
	ARB Corp., Ltd.	19,405	190,564
*	Ardent Leisure Group, Ltd.	239,856	55,700
	Aristocrat Leisure, Ltd.	65,365	1,071,972
	Asaleo Care, Ltd.	211,036	141,258
	ASX, Ltd.	4,901	258,408
	Atlas Arteria, Ltd.	177,450	716,072
	AUB Group, Ltd.	19,755	149,717
#	Aurelia Metals, Ltd.	275,436	57,169
	Aurizon Holdings, Ltd.	530,339	1,611,091
	AusNet Services	185,078	225,726
	Austal, Ltd.	104,574	228,969
	Australia & New Zealand Banking Group, Ltd.	226,681	2,462,313
*	Australian Agricultural Co., Ltd.	171,473	129,184
	Australian Ethical Investment, Ltd.	11,755	35,263
	Australian Finance Group, Ltd.	41,769	42,033
	Australian Pharmaceutical Industries, Ltd.	206,019	156,172
	Auswide Bank, Ltd.	3,295	9,316
	Baby Bunting Group, Ltd.	30,773	54,008
#	Bank of Queensland, Ltd.	242,435	817,450
	Bapcor, Ltd.	104,976	334,261
*	Base Resources, Ltd.	56,903	4,796
	Beach Energy, Ltd.	973,302	948,726
	Beacon Lighting Group, Ltd.	17,843	8,332
#	Bega Cheese, Ltd.	101,006	316,237
#	Bendigo & Adelaide Bank, Ltd.	176,880	748,405
	BHP Group, Ltd.	487,213	9,946,113
#	BHP Group, Ltd., Sponsored ADR	13,830	562,604
	Bingo Industries, Ltd.	103,329	156,491
#	Blackmores, Ltd.	4,810	236,094
#*	Blue Sky Alternative Investments, Ltd.	5,525	125
	BlueScope Steel, Ltd.	219,377	1,431,843
	Boral, Ltd.	470,346	914,110
	Brambles, Ltd.	118,372	846,071

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions, Ltd.	47,965	$149,778
	Breville Group, Ltd.	30,034	339,872
	Brickworks, Ltd.	39,552	349,070
*	Buru Energy, Ltd.	75,609	4,415
	BWX, Ltd.	48,531	113,141
#*	Byron Energy, Ltd.	59,304	5,560
	Caltex Australia, Ltd.	86,096	1,386,136
#	Capitol Health, Ltd.	106,976	13,770
#*	Cardno, Ltd.	70,457	11,440
	Carsales.com, Ltd.	77,126	705,532
*	Cash Converters International, Ltd.	184,747	18,415
*	Castile Resources, Ltd.	12,930	1,390
	Cedar Woods Properties, Ltd.	22,771	62,403
	Challenger, Ltd.	124,517	396,567
	CIMIC Group, Ltd.	13,452	214,134
#	Citadel Group, Ltd. (The)	11,227	24,983
#	City Chic Collective, Ltd.	23,129	34,963
#	Class, Ltd.	19,682	17,669
	Cleanaway Waste Management, Ltd.	644,608	777,735
#	Clinuvel Pharmaceuticals, Ltd.	5,525	78,266
	Clover Corp., Ltd.	24,457	33,252
	Coca-Cola Amatil, Ltd.	94,381	525,475
	Cochlear, Ltd.	8,444	1,003,970
	Codan, Ltd.	54,165	227,866
	Coles Group, Ltd.	132,804	1,331,735
#	Collection House, Ltd.	64,782	45,803
	Collins Foods, Ltd.	70,593	335,708
	Commonwealth Bank of Australia	97,789	3,950,332
	Computershare, Ltd.	131,328	1,033,246
*	Cooper Energy, Ltd.	474,722	131,949
#	Corporate Travel Management, Ltd.	21,379	175,025
#	Costa Group Holdings, Ltd.	140,761	262,935
#	Credit Corp. Group, Ltd.	15,651	166,668
	Credit Corp. Group, Ltd.	2,739	22,311
	Crown Resorts, Ltd.	70,527	451,485
	CSL, Ltd.	28,867	5,753,980
	CSR, Ltd.	273,453	657,227
	Data#3, Ltd.	37,256	92,971
	Decmil Group, Ltd.	89,885	12,899
	Dicker Data, Ltd.	7,721	35,052
	Domain Holdings Australia, Ltd.	106,980	181,154
	Domino’s Pizza Enterprises, Ltd.	18,521	693,009
	Downer EDI, Ltd.	260,662	701,211
	DWS, Ltd.	41,130	18,807
#*	Eclipx Group, Ltd.	165,944	77,333
	Elanor Investor Group	19,470	11,487
	Elders, Ltd.	65,134	365,198
*	Electro Optic Systems Holdings, Ltd.	6,459	19,456
#*	Emeco Holdings, Ltd.	57,415	43,263
*	EML Payments, Ltd.	25,181	45,476
#	EQT Holdings, Ltd.	2,558	35,725
	Estia Health, Ltd.	119,392	115,705
	EVENT Hospitality and Entertainment, Ltd.	47,725	238,603
	Evolution Mining, Ltd.	484,268	1,577,036
*	FAR, Ltd.	1,063,607	11,635
*	Fleetwood Corp., Ltd.	22,875	22,020
	FlexiGroup, Ltd.	149,488	87,311
	Flight Centre Travel Group, Ltd.	29,786	211,092
	Fortescue Metals Group, Ltd.	611,213	4,671,041

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Freedom Foods Group, Ltd.	8,951	$25,087
#	G8 Education, Ltd.	371,443	208,295
#*	Galaxy Resources, Ltd.	51,894	25,458
*	Genex Power, Ltd.	14,287	1,758
	Genworth Mortgage Insurance Australia, Ltd.	110,912	153,330
*	Gold Road Resources, Ltd.	141,107	144,091
*	GrainCorp, Ltd., Class A	107,536	246,945
#	Grange Resources, Ltd.	238,429	34,793
*	Greenland Minerals, Ltd.	177,454	13,038
	GUD Holdings, Ltd.	30,761	182,596
#	GWA Group, Ltd.	126,795	227,592
	Hansen Technologies, Ltd.	40,822	74,230
#	Harvey Norman Holdings, Ltd.	215,333	386,354
	Healius, Ltd.	238,369	398,685
	Helloworld Travel, Ltd.	2,497	2,813
*	Horizon Oil, Ltd.	249,894	8,245
#	HT&E, Ltd.	119,587	86,907
	HUB24, Ltd.	8,166	51,347
	Huon Aquaculture Group, Ltd.	8,998	21,541
	IDP Education, Ltd.	45,706	433,256
#	IGO, Ltd.	178,120	540,358
	Iluka Resources, Ltd.	167,158	829,110
	Imdex, Ltd.	130,607	90,508
	Incitec Pivot, Ltd.	539,122	833,811
	Infigen Energy	295,462	113,060
	Infomedia, Ltd.	124,521	130,148
	Inghams Group, Ltd.	100,256	227,139
	Insurance Australia Group, Ltd.	172,477	644,427
*	Intega Group, Ltd.	70,457	12,356
	Integral Diagnostics, Ltd.	32,119	67,445
#	Integrated Research, Ltd.	34,225	69,740
#	InvoCare, Ltd.	51,490	344,335
	IOOF Holdings, Ltd.	134,384	375,168
	IPH, Ltd.	51,484	246,242
	IRESS, Ltd.	53,707	391,747
*	iSelect, Ltd.	40,661	6,030
*	iSentia Group, Ltd.	55,501	5,332
	IVE Group, Ltd.	58,367	25,124
	James Hardie Industries P.L.C.	57,444	824,643
#	James Hardie Industries P.L.C., Sponsored ADR	1,045	15,205
	Japara Healthcare, Ltd.	122,823	39,698
#	JB Hi-Fi, Ltd.	80,360	1,816,731
	Johns Lyng Group, Ltd.	23,834	37,433
#	Jumbo Interactive, Ltd.	12,500	98,183
	Jupiter Mines, Ltd.	662,581	116,405
#*	Karoon Energy, Ltd.	287,126	101,257
	Kogan.com, Ltd.	7,421	38,287
	LendLease Group	112,820	898,706
	LendLease Group	19,649	158,261
	Lifestyle Communities, Ltd.	5,731	27,766
	Link Administration Holdings, Ltd.	228,182	556,773
#	Lovisa Holdings, Ltd.	12,650	60,333
#*	Lynas Corp., Ltd.	152,273	170,491
	MACA, Ltd.	131,271	62,593
	Macmahon Holdings, Ltd.	300,111	42,971
	Macquarie Group, Ltd.	47,469	3,144,488
	Magellan Financial Group, Ltd.	19,802	648,647
*	Mayne Pharma Group, Ltd.	770,983	205,899
	McMillan Shakespeare, Ltd.	32,345	139,719

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	McPherson’s, Ltd.	66,351	$113,169
	Medibank Pvt, Ltd.	510,412	894,148
*	Medusa Mining, Ltd.	85,990	37,397
#*	Mesoblast, Ltd.	81,390	173,720
#*	Metals X, Ltd.	435,023	22,394
	Metcash, Ltd.	580,173	935,786
*	Metro Mining, Ltd.	120,794	7,636
	Mineral Resources, Ltd.	72,443	780,779
#*	MMA Offshore, Ltd.	194,518	9,984
	MNF Group, Ltd.	6,878	20,728
	Monadelphous Group, Ltd.	34,439	250,349
	Monash IVF Group, Ltd.	99,353	38,080
	Monash IVF Group, Ltd.	64,930	25,175
#	Money3 Corp., Ltd.	96,183	98,626
	Mortgage Choice, Ltd.	52,196	23,384
*	Motorcycle Holdings, Ltd.	5,907	3,006
	Mount Gibson Iron, Ltd.	317,929	130,080
#*	Myer Holdings, Ltd.	467,637	60,106
	MyState, Ltd.	25,063	63,856
	National Australia Bank, Ltd.	243,197	2,664,826
	National Australia Bank, Ltd.	17,435	192,691
	Navigator Global Investments, Ltd.	24,936	21,066
	Netwealth Group, Ltd.	24,166	118,394
	New Energy Solar, Ltd.	12,340	8,415
	New Hope Corp., Ltd.	103,693	103,637
	Newcrest Mining, Ltd.	43,745	785,067
*	NEXTDC, Ltd.	31,711	180,968
	nib holdings, Ltd.	157,246	502,515
#	Nick Scali, Ltd.	21,590	64,240
	Nine Entertainment Co. Holdings, Ltd.	827,742	761,421
	Northern Star Resources, Ltd.	228,044	1,841,472
	NRW Holdings, Ltd.	233,457	255,392
#*	Nufarm, Ltd.	142,030	482,361
#	OFX Group, Ltd.	72,450	57,790
#	Oil Search, Ltd.	262,746	515,643
	OM Holdings, Ltd.	46,008	10,390
	Omni Bridgeway, Ltd.	66,208	172,677
*	Onevue Holdings, Ltd.	82,846	12,127
	oOh!media, Ltd.	276,860	183,236
	Orica, Ltd.	26,440	306,405
	Origin Energy, Ltd.	294,261	1,058,367
	Orora, Ltd.	532,670	885,224
	OZ Minerals, Ltd.	162,990	939,511
	Pacific Current Group, Ltd.	21,169	66,772
	Pacific Smiles Group, Ltd.	7,482	6,798
*	Pact Group Holdings, Ltd.	71,659	88,642
*	Panoramic Resources, Ltd.	220,716	17,260
	Paragon Care, Ltd.	35,207	3,808
	Peet, Ltd.	156,657	74,883
	Pendal Group, Ltd.	108,207	384,291
	People Infrastructure, Ltd.	5,206	6,013
	Perenti Global, Ltd.	298,302	175,397
#	Perpetual, Ltd.	17,502	340,214
#*	Perseus Mining, Ltd.	459,094	277,447
#	Pioneer Credit, Ltd.	21,724	3,478
#	Platinum Asset Management, Ltd.	90,485	204,327
#*	Praemium, Ltd.	17,729	4,116
	Premier Investments, Ltd.	16,297	163,330
*	Prime Media Group, Ltd.	118,942	7,633

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pro Medicus, Ltd.	13,699	$230,573
	Propel Funeral Partners, Ltd.	5,216	9,167
	PWR Holdings, Ltd.	20,749	51,918
	Qantas Airways, Ltd.	127,387	316,385
	QBE Insurance Group, Ltd.	236,719	1,281,799
	Qube Holdings, Ltd.	298,915	430,481
	Ramelius Resources, Ltd.	272,182	231,278
	Ramsay Health Care, Ltd.	23,595	958,230
	REA Group, Ltd.	5,612	321,113
	Reckon, Ltd.	16,235	6,329
*	Red 5, Ltd.	333,297	40,364
*	Red River Resources, Ltd.	95,643	3,912
	Reece, Ltd.	27,819	158,986
	Regis Healthcare, Ltd.	48,428	46,811
	Regis Resources, Ltd.	236,594	676,510
*	Reject Shop, Ltd. (The)	13,887	32,435
	Reliance Worldwide Corp., Ltd.	98,249	172,845
#*	Resolute Mining, Ltd.	380,087	226,452
	Ridley Corp., Ltd.	99,459	45,751
	Rio Tinto, Ltd.	46,356	2,612,677
*	RPMGlobal Holdings, Ltd.	22,062	14,163
	RXP Services, Ltd.	37,518	7,284
	Sandfire Resources, Ltd.	128,155	371,941
	Santos, Ltd.	663,480	2,109,732
*	Saracen Mineral Holdings, Ltd.	315,994	866,644
	SeaLink Travel Group, Ltd.	22,749	53,254
	Seek, Ltd.	45,506	508,041
	Select Harvests, Ltd.	29,179	137,157
*	Senex Energy, Ltd.	673,868	92,834
	Servcorp, Ltd.	11,131	18,926
	Service Stream, Ltd.	159,867	203,409
#	Seven Group Holdings, Ltd.	42,998	422,820
*	Seven West Media, Ltd.	640,772	35,245
	SG Fleet Group, Ltd.	25,696	22,356
	Sigma Healthcare, Ltd.	513,456	201,556
*	Silver Lake Resources, Ltd.	306,707	378,824
	Sims, Ltd.	85,771	385,580
	SmartGroup Corp., Ltd.	28,813	100,715
	Sonic Healthcare, Ltd.	40,817	720,838
#	South32, Ltd., ADR	10,815	68,783
	South32, Ltd.	774,664	974,258
	Southern Cross Media Group, Ltd.	1,132,093	102,257
	Spark Infrastructure Group	410,969	504,750
#	SpeedCast International, Ltd.	165,938	85,425
	SRG Global, Ltd.	103,215	17,142
	St Barbara, Ltd.	279,800	460,536
	Stanmore Coal, Ltd.	26,483	17,155
*	Stanmore Coal, Ltd.	802	526
	Star Entertainment Grp, Ltd. (The)	420,163	823,715
	Steadfast Group, Ltd.	143,712	283,786
	Suncorp Group, Ltd.	214,207	1,273,431
	Super Retail Group, Ltd.	128,700	525,066
#*	Superloop, Ltd.	17,105	8,701
	Sydney Airport	87,853	357,859
#*	Syrah Resources, Ltd.	89,794	13,441
	Tabcorp Holdings, Ltd.	632,083	1,317,814
	Tassal Group, Ltd.	105,184	256,563
	Technology One, Ltd.	87,429	536,337
	Telstra Corp., Ltd.	350,897	690,289

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Telstra Corp., Ltd., ADR	939	$9,259
#*	Thorn Group, Ltd.	101,599	9,273
	TPG Telecom, Ltd.	182,249	869,640
	Transurban Group	124,075	1,106,100
	Treasury Wine Estates, Ltd.	98,265	646,324
*	Troy Resources, Ltd.	92,972	4,640
*	United Malt Grp, Ltd.	107,536	298,523
	Village Roadshow, Ltd.	62,441	90,764
#*	Virgin Australia Holdings, Ltd.	328,693	23,403
	Virtus Health, Ltd.	42,133	83,872
	Vita Group, Ltd.	60,744	42,885
	Viva Energy Group, Ltd.	17,033	15,919
*	Vocus Group, Ltd.	329,182	653,484
#	Webjet, Ltd.	45,166	88,557
	Wesfarmers, Ltd.	95,120	2,310,423
	Western Areas, Ltd.	138,501	195,232
*	Westgold Resources, Ltd.	100,112	131,520
	Westpac Banking Corp.	257,017	2,674,042
	Whitehaven Coal, Ltd.	367,464	433,669
	WiseTech Global, Ltd.	6,978	83,095
	Woodside Petroleum, Ltd.	77,223	1,105,774
	Woolworths Group, Ltd.	85,461	1,977,731
	Worley, Ltd.	123,250	714,387
	WPP AUNZ, Ltd.	137,912	22,245
*	Xero, Ltd.	2,656	135,790

TOTAL AUSTRALIA			131,632,189

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	5,588	102,810
	ANDRITZ AG	23,896	785,163
	Atrium European Real Estate, Ltd.	43,710	120,200
#	Austria Technologie & Systemtechnik AG	15,848	273,158
	CA Immobilien Anlagen AG	18,007	571,674
	DO & CO AG	2,162	107,842
	Erste Group Bank AG	57,738	1,251,346
	EVN AG	19,356	302,459
	FACC AG	1,947	15,595
#	Flughafen Wien AG	2,519	73,513
	IMMOFINANZ AG	23,203	428,456
#	Kapsch TrafficCom AG	1,347	26,290
#	Lenzing AG	7,129	407,466
	Mayr Melnhof Karton AG	2,109	289,730
#	Oesterreichische Post AG	11,224	422,983
	OMV AG	29,916	976,812
	Palfinger AG	3,950	85,362
	POLYTEC Holding AG	4,035	22,822
#	Porr AG	2,136	36,742
	Raiffeisen Bank International AG	67,230	1,160,395
#	Rosenbauer International AG	582	20,561
	S IMMO AG	15,432	286,540
#	S&T AG	11,417	251,467
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	77,027
#*	Semperit AG Holding	1,666	20,728
	Strabag SE	8,022	224,592
	Telekom Austria AG	54,154	381,004
	UBM Development AG	1,692	66,448
	UNIQA Insurance Group AG	47,128	317,738
	Verbund AG	3,126	141,538
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,906	397,886

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
#	voestalpine AG	44,027	$912,503
	Wienerberger AG	31,530	590,535
*	Zumtobel Group AG	4,990	32,234

TOTAL AUSTRIA			11,181,619

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,830	1,302,845
	Ageas	56,664	2,042,404
*	AGFA-Gevaert NV	117,210	464,306
#	Anheuser-Busch InBev SA	69,892	3,254,872
	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	50,288
*	Argenx SE	1,574	237,169
	Atenor	658	49,385
	Banque Nationale de Belgique	10	22,342
	Barco NV	2,728	435,181
	Bekaert SA	20,510	433,598
	bpost SA	33,088	230,873
	Cie d’Entreprises CFE	5,331	413,747
	Colruyt SA	23,970	1,436,559
	Deceuninck NV	24,144	36,769
	D’ieteren SA	12,659	634,398
	Econocom Group SA	51,414	98,958
	Elia Group SA	8,138	935,731
	Euronav NV	73,874	825,112
*	Euronav NV	22,697	242,631
	EVS Broadcast Equipment SA	5,263	80,406
#*	Exmar NV	15,568	75,969
	Fagron	22,568	508,862
*	Galapagos NV	1,829	404,076
	Gimv NV	9,837	540,442
	Immobel SA	3,070	231,702
#*	Ion Beam Applications	1,711	14,192
	Jensen-Group NV	1,808	45,373
	KBC Group NV	38,766	2,102,704
	Kinepolis Group NV	5,590	210,471
	Lotus Bakeries NV	105	318,958
#*	MDxHealth	497	479
	Melexis NV	6,483	394,316
	Ontex Group NV	33,926	618,644
	Orange Belgium SA	21,127	351,440
*	Oxurion NV	14,601	45,214
	Picanol	858	53,673
	Proximus SADP	49,493	1,056,350
	Recticel SA	25,013	187,926
	Resilux	566	84,864
	Shurgard Self Storage SA	2,788	91,912
	Sioen Industries NV	5,480	115,104
#	Sipef NV	2,254	109,649
#	Solvay SA	23,296	1,819,596
	Telenet Group Holding NV	10,896	455,092
	TER Beke SA	239	30,749
*	Tessenderlo Group SA	13,758	384,162
	UCB SA	18,977	1,739,032
#	Umicore SA	30,376	1,316,511
	Van de Velde NV	1,633	41,262
*	Viohalco SA	4,480	11,802

TOTAL BELGIUM			26,588,100

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (1.3%)
	AES Tiete Energia SA	80,013	$213,352
	AES Tiete Energia SA	12,313	7,608
	Aliansce Sonae Shopping Centers SA	32,352	166,047
	Alliar Medicos A Frente SA	28,300	54,592
	Alupar Investimento SA	39,538	164,102
#	Ambev SA, ADR	79,200	170,283
	Ambev SA	330,000	688,170
*	Anima Holding SA	6,400	26,810
	Arezzo Industria e Comercio SA	14,800	115,670
	Atacadao SA	22,500	82,752
*	B2W Cia Digital	7,100	95,639
	B3 SA - Brasil Bolsa Balcao	78,847	557,072
	Banco Bradesco SA	89,867	290,197
	Banco BTG Pactual SA	28,551	222,091
	Banco do Brasil SA	103,550	542,705
	Banco Santander Brasil SA	76,000	377,352
	BB Seguridade Participacoes SA	91,840	448,400
	BR Malls Participacoes SA	216,040	398,875
	BR Properties SA	34,800	55,932
*	Brasil Brokers Participacoes SA	7,500	3,310
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,100	75,774
#	Braskem SA, Sponsored ADR	3,700	29,045
*	BRF SA	61,622	219,726
	Camil Alimentos SA	76,957	115,480
	CCR SA	432,287	981,766
	Centrais Eletricas Brasileiras SA	28,800	128,432
	Cia Brasileira de Distribuicao	19,843	241,638
	Cia de Locacao das Americas	109,500	267,412
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	353,223
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	52,854
	Cia de Saneamento de Minas Gerais-COPASA	16,734	147,710
	Cia de Saneamento do Parana	85,475	403,962
	Cia de Saneamento do Parana	50,100	47,355
#	Cia Energetica de Minas Gerais, Sponsored ADR	8,800	15,136
	Cia Energetica de Minas Gerais	31,100	55,304
	Cia Hering	14,177	39,002
	Cia Paranaense de Energia, Sponsored ADR	2,400	24,600
	Cia Paranaense de Energia	7,500	73,374
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	45,120
	Cia Siderurgica Nacional SA	465,273	766,628
	Cielo SA	100,766	75,233
	Cogna Educacao	511,787	521,396
	Construtora Tenda SA	33,988	145,255
*	Cosan Logistica SA	82,466	232,935
	Cosan SA	25,626	284,351
	CSU Cardsystem SA	19,900	36,083
	CVC Brasil Operadora e Agencia de Viagens SA	47,742	121,157
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,486	314,478
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	19,761
	Direcional Engenharia SA	89,200	144,350
	Duratex SA	138,359	247,819
*	EcoRodovias Infraestrutura e Logistica SA	79,655	153,659
	EDP - Energias do Brasil SA	81,688	255,374
*	Embraer SA	304,117	483,755
*	Embraer SA, Sponsored ADR	6,200	39,246
	Enauta Participacoes SA	50,328	84,499
	Energisa SA	68,004	546,493
*	Eneva SA	31,443	208,043
	Engie Brasil Energia SA	20,282	145,908

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Equatorial Energia SA	281,750	$949,719
*	Even Construtora e Incorporadora SA	77,112	95,576
	Ez Tec Empreendimentos e Participacoes SA	34,643	192,458
	Fleury SA	76,842	322,183
	Fras-Le SA	13,100	9,756
*	Gafisa SA	99,294	71,212
	Gerdau SA, Sponsored ADR	32,200	69,230
	Gerdau SA	24,400	48,235
	Grendene SA	54,951	70,433
	Guararapes Confeccoes SA	43,200	101,289
	Hapvida Participacoes e Investimentos SA	2,800	27,002
*	Helbor Empreendimentos SA	129,566	44,317
	Hypera SA	41,046	219,500
	Industrias Romi SA	18,100	37,113
	Instituto Hermes Pardini SA	20,471	73,220
	International Meal Co. Alimentacao SA, Class A	104,500	62,455
	Iochpe-Maxion SA	78,823	184,233
	IRB Brasil Resseguros SA	114,746	215,654
	Itau Unibanco Holding SA, ADR	35,328	148,731
	Itau Unibanco Holding SA	31,936	129,203
	JBS SA	223,200	978,519
	JHSF Participacoes SA	85,859	65,682
	JSL SA	33,900	117,200
	Kepler Weber SA	12,000	59,538
	Klabin SA	134,786	441,446
	Light SA	63,618	132,901
*	Linx SA, ADR	2,900	11,484
	Localiza Rent a Car SA	125,140	786,799
	LOG Commercial Properties e Participacoes SA	12,594	52,991
*	Log-in Logistica Intermodal SA	12,494	31,592
	Lojas Americanas SA	19,808	74,054
	Lojas Renner SA	183,644	1,296,473
	M Dias Branco SA	7,558	44,476
	Magazine Luiza SA	121,442	1,109,926
	Mahle-Metal Leve SA	31,368	101,466
	Marcopolo SA	38,800	19,978
*	Marfrig Global Foods SA	89,592	211,545
*	Marisa Lojas SA	75,023	90,642
*	Mills Estruturas e Servicos de Engenharia SA	64,273	55,551
*	Minerva SA	53,271	120,102
	Movida Participacoes SA	20,661	41,034
	MRV Engenharia e Participacoes SA	96,300	268,292
	Natura & Co. Holding SA	140,966	920,780
	Notre Dame Intermedica Participacoes S.A	106,176	1,070,175
	Odontoprev SA	110,274	304,182
*	Omega Geracao SA	15,200	83,828
	Ouro Fino Saude Animal Participacoes SA	3,600	17,875
*	Paranapanema SA	5,582	11,364
*	Petro Rio SA	39,375	148,075
	Petrobras Distribuidora SA	90,633	325,505
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	42,200	281,474
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	31,500	217,665
	Petroleo Brasileiro SA BRPETRACNOR9	699,723	2,399,793
	Porto Seguro SA	94,225	784,761
	Portobello SA	46,837	24,375
*	Positivo Tecnologia SA	15,800	13,365
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	21,524
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	460,834
	Raia Drogasil SA	35,800	689,811

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Restoque Comercio e Confeccoes de Roupas SA	7,048	$7,893
*	Rumo SA	121,423	441,891
	Santos Brasil Participacoes SA	87,300	65,500
	Sao Carlos Empreendimentos e Participacoes SA	9,300	61,226
	Sao Martinho SA	82,184	288,662
	Ser Educacional SA	27,270	85,252
	SLC Agricola SA	37,100	163,740
	Smiles Fidelidade SA	21,100	55,409
*	Springs Global Participacoes SA	21,000	22,437
	Sul America SA	125,537	1,033,079
*	Suzano SA	118,065	855,650
#*	Suzano SA, Sponsored ADR	3,228	23,275
	T4F Entretenimento SA	5,000	1,719
*	Technos SA	13,500	3,078
*	Tecnisa SA	585,147	83,932
	Tegma Gestao Logistica SA	22,104	76,418
	Telefonica Brasil SA, ADR	3,300	27,720
*	Terra Santa Agro SA	6,900	14,326
	TIM Participacoes SA, ADR	2,300	26,726
	TIM Participacoes SA	134,221	314,949
	TOTVS SA	15,895	172,894
	Transmissora Alianca de Energia Eletrica SA	94,732	479,069
	Trisul SA	36,232	54,236
	Tupy SA	63,200	172,008
	Ultrapar Participacoes SA	236,506	630,636
	Ultrapar Participacoes SA, Sponsored ADR	1,200	3,204
	Unipar Carbocloro SA	7,116	38,276
	Usinas Siderurgicas de Minas Gerais SA	17,700	17,251
	Vale SA	628,010	5,180,773
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	39,432	64,682
*	Vulcabras Azaleia SA	46,000	35,698
	WEG SA	20,034	147,145
	Wiz Solucoes e Corretagem de Seguros SA	29,500	49,475
	YDUQS Participacoes SA	138,002	770,217

TOTAL BRAZIL			41,251,337

CANADA — (6.2%)
*	5N Plus, Inc.	22,100	26,991
	Absolute Software Corp.	14,673	112,687
#	Acadian Timber Corp.	4,133	41,688
#*	Advantage Oil & Gas, Ltd.	96,429	156,564
	Aecon Group, Inc.	32,656	358,713
*	Africa Oil Corp.	64,590	50,115
#	AG Growth International, Inc.	4,598	87,339
	AGF Management, Ltd., Class B	38,800	119,861
	Agnico Eagle Mines, Ltd.	11,405	669,245
*	Aimia, Inc.	54,178	98,084
*	Air Canada	39,412	573,080
	AirBoss of America Corp.	9,083	92,334
*	Alacer Gold Corp.	158,706	814,082
	Alamos Gold, Inc., Class A	168,549	1,357,400
	Alamos Gold, Inc., Class A	39,729	320,613
#	Alaris Royalty Corp.	22,846	166,427
#*	Alcanna, Inc.	12,048	21,639
*	Alexco Resource Corp.	15,300	24,731
	Algoma Central Corp.	1,200	8,276
	Algonquin Power & Utilities Corp.	51,159	709,342
	Alimentation Couche-Tard, Inc., Class B	71,248	1,988,054

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Alio Gold, Inc.	17,002	$11,604
#	AltaGas, Ltd.	83,860	1,002,500
	Altius Minerals Corp.	18,440	113,929
	Altus Group, Ltd.	5,525	166,828
#*	Americas Gold & Silver Corp.	3,200	6,874
*	Amerigo Resources, Ltd.	77,600	15,052
	Andrew Peller, Ltd., Class A	10,400	70,606
#*	Aphria, Inc.	14,362	51,560
#	ARC Resources, Ltd.	180,640	761,778
*	Argonaut Gold, Inc.	72,454	75,476
*	Aritzia, Inc.	29,744	354,077
#*	Asanko Gold, Inc.	42,200	47,598
	Atco, Ltd., Class I	13,642	383,107
#*	Athabasca Oil Corp.	187,300	19,511
	Atlas Corp.	30,443	227,105
*	ATS Automation Tooling Systems, Inc.	9,191	136,351
#*	Aurora Cannabis, Inc.	66,307	48,589
#*	Aurora Cannabis, Inc.	56,514	41,820
	AutoCanada, Inc.	10,001	47,061
	B2Gold Corp.	547,268	2,767,892
#	Badger Daylighting, Ltd.	12,872	279,736
#	Bank of Montreal 063671101	73,392	3,735,653
	Bank of Montreal 2076009	18,437	937,380
	Bank of Nova Scotia (The)	94,722	3,802,141
	Barrick Gold Corp.	17,844	459,320
	Barrick Gold Corp.	16,901	434,694
	Barrick Gold Corp.	36,590	954,154
*	Bausch Health Cos., Inc.	4,180	75,742
*	Bausch Health Cos., Inc.	64,340	1,162,507
#*	Baytex Energy Corp.	275,015	87,921
#*	Baytex Energy Corp.	18,982	6,169
	BCE, Inc.	3,587	145,041
	BCE, Inc.	11,595	468,902
#	Birchcliff Energy, Ltd.	127,515	140,162
	Bird Construction, Inc.	6,688	24,889
*	Black Diamond Group, Ltd.	21,800	20,830
#*	BlackBerry, Ltd.	93,502	399,010
#*	BlackBerry, Ltd.	202,459	866,524
	BMTC Group, Inc.	1,900	9,159
*	Bombardier, Inc., Class B	48,548	17,090
#	Bonavista Energy Corp.	111,210	14,381
#	Bonterra Energy Corp.	12,185	10,767
	Boralex, Inc., Class A	36,589	708,412
	Bridgemarq Real Estate Services	1,900	13,937
	Brookfield Asset Management, Inc., Class A	20,730	701,105
	BRP, Inc.	10,418	311,803
	CAE, Inc.	48,444	800,468
	CAE, Inc.	14,430	238,961
*	Caledonia Mining Corp., P.L.C.	2,100	27,048
#*	Calfrac Well Services, Ltd.	56,260	8,892
	Calian Group, Ltd.	4,000	130,464
	Cameco Corp.	88,151	876,475
	Cameco Corp.	64,622	643,635
	Canaccord Genuity Group, Inc.	23,651	91,583
	Canacol Energy, Ltd.	54,484	138,172
#*	Canada Goose Holdings, Inc.	10,400	248,354
#*	Canada Goose Holdings, Inc.	2,827	67,424
#	Canadian Imperial Bank of Commerce	17,244	1,021,793
	Canadian Imperial Bank of Commerce	51,431	3,055,516

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co.	9,000	$744,272
	Canadian National Railway Co.	47,248	3,915,442
	Canadian Natural Resources, Ltd.	228,118	3,820,130
	Canadian Natural Resources, Ltd.	155,586	2,607,621
	Canadian Pacific Railway, Ltd.	1,800	409,101
	Canadian Pacific Railway, Ltd.	8,096	1,840,464
#	Canadian Tire Corp., Ltd., Class A	19,500	1,368,271
	Canadian Utilities, Ltd., Class A	12,100	295,209
	Canadian Utilities, Ltd., Class B	900	22,009
	Canadian Western Bank	49,524	783,802
*	Canfor Corp.	49,038	341,728
#	Canfor Pulp Products, Inc.	22,990	114,624
#*	Canopy Growth Corp.	23,500	374,798
	CanWel Building Materials Group, Ltd.	31,012	77,978
	Capital Power Corp.	27,586	533,903
*	Capstone Mining Corp.	127,715	49,546
#	Cardinal Energy, Ltd.	41,298	16,911
#	Cargojet, Inc.	1,100	111,094
	Cascades, Inc.	50,702	507,402
	CCL Industries, Inc., Class B	18,900	590,782
*	Celestica, Inc.	18,645	116,158
*	Celestica, Inc.	43,444	271,223
	Cenovus Energy, Inc.	117,335	425,692
#	Cenovus Energy, Inc.	60,391	219,823
	Centerra Gold, Inc.	119,660	956,799
	Cervus Equipment Corp.	5,000	22,451
#	CES Energy Solutions Corp.	82,567	69,401
*	CGI, Inc.	12,981	830,395
*	CGI, Inc.	22,605	1,441,608
#	Chesswood Group, Ltd.	4,500	19,074
*	China Gold International Resources Corp., Ltd.	94,140	45,990
	CI Financial Corp.	62,496	664,044
#	Cineplex, Inc.	36,288	433,803
#	Clearwater Seafoods, Inc.	15,557	56,888
	Cogeco Communications, Inc.	13,212	976,793
	Cogeco, Inc.	9,073	559,326
*	Colabor Group, Inc.	26,600	4,969
	Colliers International Group, Inc.	2,100	115,248
	Colliers International Group, Inc.	10,823	595,265
	Computer Modelling Group, Ltd.	29,984	100,812
	Constellation Software, Inc.	1,600	1,538,595
#*	Copper Mountain Mining Corp.	96,400	32,204
	Corby Spirit and Wine, Ltd.	3,900	45,642
	Corus Entertainment, Inc., Class B	102,605	233,671
#	Crescent Point Energy Corp.	150,009	209,072
	Crescent Point Energy Corp.	28,949	40,239
*	Crew Energy, Inc.	63,989	12,412
*	CRH Medical Corp.	34,060	69,982
*	Cronos Group, Inc.	24,764	147,098
#*	Denison Mines Corp.	244,574	105,424
*	Descartes Systems Group, Inc. (The)	2,799	117,782
#*	DIRTT Environmental Solutions	9,900	11,806
	Dollarama, Inc.	27,000	846,884
	Dorel Industries, Inc., Class B	11,212	22,473
	DREAM Unlimited Corp., Class A	44,000	277,223
	Dundee Precious Metals, Inc.	70,644	329,379
	ECN Capital Corp.	150,915	428,258
	E-L Financial Corp., Ltd.	400	197,840
*	Eldorado Gold Corp.	71,438	681,052

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Eldorado Gold Corp.	3,487	$33,022
	Element Fleet Management Corp.	215,383	1,589,126
#	Emera, Inc.	21,500	855,860
	Empire Co., Ltd., Class A	36,848	813,491
	Enbridge, Inc.	38,009	1,164,603
	Enbridge, Inc.	59,848	1,836,137
#*	Endeavour Mining Corp.	24,461	440,395
#*	Endeavour Silver Corp.	14,200	23,055
	Enerflex, Ltd.	44,154	166,535
#*	Energy Fuels, Inc.	35,300	62,639
	Enerplus Corp.	168,082	452,823
	Enerplus Corp.	20,845	56,281
	Enghouse Systems, Ltd.	14,122	529,087
#	Ensign Energy Services, Inc.	61,242	27,278
*	Equinox Gold Corp.	6,885	57,524
	Equitable Group, Inc.	5,340	260,871
*	ERO Copper Corp.	15,478	177,025
#*	Essential Energy Services Trust	80,200	8,066
	Evertz Technologies, Ltd.	9,000	97,503
#	Exchange Income Corp.	7,900	168,732
	Exco Technologies, Ltd.	16,900	79,161
#	Extendicare, Inc.	32,374	143,269
	Fairfax Financial Holdings, Ltd.	5,070	1,374,704
	Fiera Capital Corp.	17,500	113,151
	Finning International, Inc.	56,844	721,602
	Firm Capital Mortgage Investment Corp.	12,344	97,816
#*	First Majestic Silver Corp.	17,602	142,136
#*	First Majestic Silver Corp.	3,500	28,245
	First National Financial Corp.	5,700	130,998
	First Quantum Minerals, Ltd.	168,664	1,029,954
	FirstService Corp.	9,837	851,687
	FirstService Corp.	1,700	146,984
#*	Fission Uranium Corp.	126,692	28,671
	Fortis, Inc.	23,475	909,689
	Fortis, Inc.	3,499	135,586
#*	Fortuna Silver Mines, Inc.	70,637	212,122
*	Fortuna Silver Mines, Inc.	6,800	20,400
#	Franco-Nevada Corp.	4,168	551,051
#	Freehold Royalties, Ltd.	50,998	136,659
	Frontera Energy Corp.	5,281	16,959
	Gamehost, Inc.	14,487	49,853
#*	GDI Integrated Facility Services, Inc.	1,839	38,353
*	Gear Energy, Ltd.	99,909	18,303
#	Genworth MI Canada, Inc.	20,279	500,000
	George Weston, Ltd.	14,524	1,030,281
	Gibson Energy, Inc.	56,959	811,449
	Gildan Activewear, Inc.	4,400	61,387
#	Gildan Activewear, Inc.	17,201	239,782
#	GMP Capital, Inc.	24,900	23,255
#	goeasy, Ltd.	7,800	249,138
	GoldMoney, Inc.	5,600	10,621
*	Gran Tierra Energy, Inc.	264,330	88,303
#*	Great Canadian Gaming Corp.	21,408	416,948
*	Great Panther Mining, Ltd.	0	0
	Great-West Lifeco, Inc.	31,426	517,464
	Guardian Capital Group, Ltd., Class A	8,800	131,373
*	Guyana Goldfields, Inc.	51,656	23,009
*	Heroux-Devtek, Inc.	11,900	95,665
#	High Arctic Energy Services, Inc.	10,800	4,733

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	High Liner Foods, Inc.	9,675	$44,345
	HLS Therapeutics, Inc.	2,000	26,581
*	Home Capital Group, Inc.	34,816	465,981
	Horizon North Logistics, Inc.	67,079	22,168
	Hudbay Minerals, Inc.	174,520	426,285
	Husky Energy, Inc.	107,577	345,464
	Hydro One, Ltd.	27,371	496,314
	iA Financial Corp., Inc.	36,578	1,187,514
*	IAMGOLD Corp.	209,387	732,580
*	IAMGOLD Corp.	16,600	58,266
*	IBI Group, Inc.	5,000	15,338
	IGM Financial, Inc.	8,300	175,785
#*	Imperial Metals Corp.	19,440	24,580
#	Imperial Oil, Ltd.	21,422	346,119
#	Imperial Oil, Ltd.	20,183	326,763
	Information Services Corp.	4,900	50,163
	Innergex Renewable Energy, Inc.	36,184	485,595
	Intact Financial Corp.	6,805	647,623
	Inter Pipeline, Ltd.	51,678	432,150
*	Interfor Corp.	45,502	268,380
	Intertape Polymer Group, Inc.	18,192	178,528
	Invesque, Inc.	10,197	28,756
*	IPL Plastics, Inc.	3,058	9,886
*	Ivanhoe Mines, Ltd., Class A	254,883	534,688
	Jamieson Wellness, Inc.	8,711	196,943
#	Just Energy Group, Inc.	30,251	13,909
	Just Energy Group, Inc.	6,648	3,104
	K-Bro Linen, Inc.	1,900	36,841
#*	Kelt Exploration, Ltd.	71,264	81,916
	Keyera Corp.	78,309	1,161,738
*	Kinaxis, Inc.	3,508	352,627
*	Kinross Gold Corp.	445,385	2,940,542
	Kirkland Lake Gold, Ltd.	99,959	4,132,086
*	Knight Therapeutics, Inc.	56,127	306,048
	KP Tissue, Inc.	4,089	29,200
	Labrador Iron Ore Royalty Corp.	20,388	289,133
*	Largo Resources, Ltd.	49,700	38,919
	Lassonde Industries, Inc., Class A	400	40,453
#	Laurentian Bank of Canada	24,871	555,508
	Leon’s Furniture, Ltd.	10,815	102,948
	Linamar Corp.	30,632	735,899
	Loblaw Cos., Ltd.	19,900	979,310
	Logistec Corp., Class B	400	8,621
	Lucara Diamond Corp.	210,133	78,501
*	Lundin Gold, Inc.	9,800	73,010
	Lundin Mining Corp.	287,014	1,406,254
	Magellan Aerospace Corp.	7,228	33,285
	Magna International, Inc.	27,104	1,056,159
	Magna International, Inc.	90,521	3,533,035
*	Mainstreet Equity Corp.	1,200	49,993
*	Major Drilling Group International, Inc.	42,371	108,062
	Manulife Financial Corp.	93,658	1,179,514
#	Manulife Financial Corp.	85,936	1,082,794
	Maple Leaf Foods, Inc.	27,700	512,031
#*	Marathon Gold Corp.	29,500	35,181
	Martinrea International, Inc.	60,498	365,522
*	Mav Beauty Brands, Inc.	1,583	2,957
	Mediagrif Interactive Technologies, Inc.	2,100	9,565
#	Medical Facilities Corp.	29,522	93,532

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	MEG Energy Corp.	131,237	$293,220
	Melcor Developments, Ltd.	900	4,520
	Methanex Corp.	3,300	52,465
#	Methanex Corp.	20,253	321,618
	Metro, Inc.	24,325	1,000,813
	Morguard Corp.	1,200	126,729
	Morneau Shepell, Inc.	16,211	391,896
#*	Mountain Province Diamonds, Inc.	3,100	980
	MTY Food Group, Inc.	3,860	66,690
#	Mullen Group, Ltd.	48,634	201,950
#	National Bank of Canada	93,086	3,754,336
	Neo Performance Materials, Inc.	2,000	10,661
*	New Gold, Inc.	258,942	212,072
	NFI Group, Inc.	38,948	445,456
	Norbord, Inc.	3,900	63,265
	Norbord, Inc.	17,220	278,792
	North American Construction Group, Ltd.	19,257	97,672
	North West Co., Inc. (The)	18,436	348,336
	Northland Power, Inc.	48,655	1,044,093
*	Novagold Resources, Inc.	2,900	32,451
	Nutrien, Ltd.	31,452	1,123,229
	Nutrien, Ltd.	34,922	1,247,055
#*	NuVista Energy, Ltd.	62,611	36,884
#*	Obsidian Energy, Ltd.	26,513	5,524
	OceanaGold Corp.	396,946	604,566
	Onex Corp.	21,153	975,018
	Open Text Corp.	23,300	880,477
	Open Text Corp.	13,610	516,499
*	Orla Mining, Ltd.	19,000	42,861
	Osisko Gold Royalties, Ltd.	34,162	311,936
#*	Painted Pony Energy, Ltd.	41,200	18,647
#	Pan American Silver Corp.	80,796	1,718,146
	Pan American Silver Corp.	9,435	200,391
#*	Paramount Resources, Ltd., Class A	29,332	40,038
*	Parex Resources, Inc.	69,096	757,502
#	Park Lawn Corp.	9,020	141,396
	Parkland Fuel Corp.	45,750	1,082,329
	Pason Systems, Inc.	27,037	147,038
	Pembina Pipeline Corp.	77,148	1,769,143
	Pembina Pipeline Corp.	4,628	106,166
#	Peyto Exploration & Development Corp.	93,005	187,754
*	Photon Control, Inc.	33,900	23,867
*	PHX Energy Services Corp.	16,900	8,256
	Pinnacle Renewable Energy, Inc.	3,700	18,580
	Pivot Technology Solutions, Inc.	5,000	5,101
	Pizza Pizza Royalty Corp.	12,700	79,560
*	Points International, Ltd.	800	7,880
*	Points International, Ltd.	991	9,672
	Polaris Infrastructure, Inc.	7,100	63,504
	Pollard Banknote, Ltd.	3,783	41,038
#	PrairieSky Royalty, Ltd.	98,575	720,926
#*	Precision Drilling Corp.	136,179	73,375
*	Precision Drilling Corp.	7,600	4,180
#*	Premier Gold Mines, Ltd.	92,061	114,419
#	Premium Brands Holdings Corp.	11,928	719,305
#*	Pretium Resources, Inc.	45,900	350,528
*	Pulse Seismic, Inc.	14,300	8,424
	Quarterhill, Inc.	54,482	68,496
	Quebecor, Inc., Class B	27,877	607,027

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Real Matters, Inc.	20,018	$229,525
#	Recipe Unlimited Corp.	10,500	99,950
	Reitmans Canada, Ltd., Class A	10,570	2,468
	Restaurant Brands International, Inc.	29,748	1,451,122
	Restaurant Brands International, Inc.	1,712	84,402
	Richelieu Hardware, Ltd.	14,400	273,527
	Ritchie Bros Auctioneers, Inc.	4,400	189,377
	Ritchie Bros Auctioneers, Inc.	14,889	641,567
	Rocky Mountain Dealerships, Inc.	7,800	24,656
	Rogers Communications, Inc., Class B	8,675	363,341
	Rogers Communications, Inc., Class B	25,624	1,071,596
#	Rogers Sugar, Inc.	60,500	203,412
*	Roxgold, Inc.	94,000	84,414
	Royal Bank of Canada 2754383	120,786	7,430,515
	Royal Bank of Canada 780087102	97,598	6,011,061
	Russel Metals, Inc.	35,780	387,631
*	Sabina Gold & Silver Corp.	83,900	118,139
#*	Sandstorm Gold, Ltd.	34,408	267,215
	Saputo, Inc.	22,900	575,811
#	Savaria Corp.	4,000	32,903
*	Seabridge Gold, Inc.	3,600	50,407
#	Secure Energy Services, Inc.	76,904	69,061
*	SEMAFO, Inc.	144,213	362,618
*	Seven Generations Energy, Ltd., Class A	192,612	398,522
	Shaw Communications, Inc., Class B	42,630	695,519
#	Shaw Communications, Inc., Class B	35,624	581,740
#	ShawCor, Ltd.	32,243	47,254
*	Shopify, Inc., Class A	818	517,213
#	Sienna Senior Living, Inc.	22,996	218,899
#*	Sierra Wireless, Inc.	3,500	32,839
#*	Sierra Wireless, Inc.	11,731	110,037
	Sleep Country Canada Holdings, Inc.	15,500	146,654
#	SNC-Lavalin Group, Inc.	42,949	792,055
#*	Spin Master Corp.	6,592	95,379
#	Sprott, Inc.	51,900	127,145
*	SSR Mining, Inc.	52,352	917,320
	Stantec, Inc.	13,110	386,439
	Stantec, Inc.	11,912	351,761
*	Stars Group, Inc. (The)	42,942	1,197,915
#*	Stars Group, Inc. (The)	25,060	700,678
	Stella-Jones, Inc.	15,785	393,505
*	Stornoway Diamond Corp.	126,700	215
#	Stuart Olson, Inc.	7,300	4,510
	Sun Life Financial, Inc.	37,134	1,275,553
#	Suncor Energy, Inc.	136,906	2,441,182
	Suncor Energy, Inc.	177,627	3,170,642
*	SunOpta, Inc.	6,118	17,192
#*	SunOpta, Inc.	18,145	51,100
#	Superior Plus Corp.	81,148	575,985
#	Supremex, Inc.	7,600	9,992
#	Surge Energy, Inc.	125,549	25,255
*	Tamarack Valley Energy, Ltd.	144,113	82,827
*	Taseko Mines, Ltd.	90,127	31,727
	TC Energy Corp.	75,871	3,491,718
	TC Energy Corp.	13,860	642,550
	Teck Resources, Ltd., Class B	56,787	500,576
#	Teck Resources, Ltd., Class B	141,284	1,244,712
	TELUS Corp.	7,002	114,441
*	TeraGo, Inc.	1,400	5,884

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Teranga Gold Corp.	41,892	$290,125
#*	Tervita Corp.	4,621	10,590
	TFI International, Inc.	41,795	1,159,012
#	Thomson Reuters Corp.	8,859	624,648
#	Tidewater Midstream and Infrastructure, Ltd.	119,343	48,871
	Timbercreek Financial Corp.	38,744	219,056
#*	TMAC Resources, Inc.	3,600	3,828
	TMX Group, Ltd.	2,758	238,936
#	TORC Oil & Gas, Ltd.	78,615	63,256
*	Torex Gold Resources, Inc.	36,072	513,371
	Toromont Industries, Ltd.	21,373	1,004,199
	Toronto-Dominion Bank (The)	18,100	756,274
	Toronto-Dominion Bank (The)	89,325	3,731,105
	Total Energy Services, Inc.	20,525	24,625
*	Touchstone Exploration, Inc.	58,500	22,695
	Tourmaline Oil Corp.	113,513	1,125,385
	TransAlta Corp. 2901628	170,598	1,003,770
	TransAlta Corp. 89346D107	8,000	46,880
#	TransAlta Renewables, Inc.	34,978	377,937
	Transcontinental, Inc., Class A	48,608	440,351
	TransGlobe Energy Corp.	36,500	21,764
#*	Trevali Mining Corp.	218,560	16,487
#*	Trican Well Service, Ltd.	153,374	63,908
	Tricon Capital Group, Inc.	40,447	235,078
*	Trisura Group, Ltd.	2,249	65,740
*	Trisura Group, Ltd.	61	1,790
*	Turquoise Hill Resources, Ltd.	191,352	93,480
*	Turquoise Hill Resources, Ltd.	7,000	3,535
#	Uni-Select, Inc.	16,616	50,853
#	Vermilion Energy, Inc.	40,028	196,984
	Vermilion Energy, Inc.	18,918	93,455
	VersaBank	2,000	8,003
	Wajax Corp.	14,444	90,174
	Waste Connections, Inc.	2,045	175,658
	Waste Connections, Inc.	2,961	254,777
*	Wesdome Gold Mines Ltd.	50,400	385,979
	West Fraser Timber Co., Ltd.	24,314	676,694
#	Western Forest Products, Inc.	250,792	167,561
#	Westshore Terminals Investment Corp.	22,832	244,731
	Wheaton Precious Metals Corp.	5,329	202,486
	Wheaton Precious Metals Corp.	20,537	775,477
#	Whitecap Resources, Inc.	202,562	266,309
#*	WildBrain, Ltd.	42,091	26,610
	Winpak, Ltd.	10,700	356,295
	WSP Global, Inc.	12,365	829,782
	Yamana Gold, Inc.	349,132	1,645,394
	Yamana Gold, Inc.	3,700	17,316
#*	Yangarra Resources, Ltd.	55,682	20,001
#*	Yellow Pages, Ltd.	7,290	49,440

TOTAL CANADA			201,783,568

CHILE — (0.2%)
	AES Gener SA	841,606	124,008
	Aguas Andinas SA, Class A	419,596	140,720
	Banco de Chile	213,351	18,808
#	Banco de Chile, ADR	3,915	70,271
	Banco de Credito e Inversiones SA	4,996	185,490
	Banco Santander Chile, ADR	2,765	46,507
	Banco Santander Chile	9,384,995	402,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Besalco SA	160,822	$71,400
	CAP SA	43,014	209,944
	Cencosud SA	267,808	323,974
	Cia Cervecerias Unidas SA	42,791	307,517
#	Cia Cervecerias Unidas SA, Sponsored ADR	493	7,010
*	Cia Sud Americana de Vapores SA	8,046,421	192,752
	Colbun SA	1,072,013	157,290
	Embotelladora Andina SA, ADR, Class B	1,917	26,603
*	Empresa Nacional de Telecomunicaciones SA	66,171	400,244
	Empresas CMPC SA	167,869	361,897
	Empresas COPEC SA	22,662	141,634
	Empresas Hites SA	18,149	3,109
*	Empresas La Polar SA	784,336	8,455
	Enel Americas SA, ADR	84,723	685,409
	Enel Americas SA	1,964,056	322,285
	Enel Chile SA, ADR	29,101	116,696
	Enel Chile SA	1,250,268	101,815
	Engie Energia Chile SA	125,406	154,741
	Falabella SA	37,462	102,304
	Forus SA	8,525	9,597
	Grupo Security SA	399,250	71,042
	Hortifrut SA	8,822	10,049
	Inversiones Aguas Metropolitanas SA	251,240	201,615
	Inversiones La Construccion SA	13,361	100,820
	Itau CorpBanca Chile SA	40,249,941	113,919
	Itau CorpBanca Chile SA, ADR	900	3,843
#	Latam Airlines Group SA, Sponsored ADR	24,157	91,797
	Latam Airlines Group SA	19,811	74,864
*	Masisa SA	1,003,060	19,751
	Multiexport Foods SA	147,225	40,381
	Parque Arauco SA	144,949	243,248
	PAZ Corp. SA	29,524	19,202
	Plaza SA	23,849	34,335
	Ripley Corp. SA	365,720	113,891
	Salfacorp SA	149,065	64,275
	Sigdo Koppers SA	12,552	12,027
	SMU SA	193,983	32,528
	Sociedad Matriz SAAM SA	1,440,321	84,704
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,048	137,894
	SONDA SA	247,162	149,493
	Vina Concha y Toro SA	73,365	115,553

TOTAL CHILE			6,428,696

CHINA — (8.9%)
*	21Vianet Group, Inc., ADR	26,053	390,013
	361 Degrees International, Ltd.	364,000	55,227
*	3SBio, Inc.	370,500	375,619
#*	500.com, Ltd., ADR, Class A	1,995	8,658
*	51job, Inc., ADR	3,043	182,397
*	58.com, Inc., ADR	16,237	843,512
#	AAC Technologies Holdings, Inc.	275,000	1,300,637
	AAG Energy Holdings, Ltd.	70,000	10,858
	Acorn International, Inc., ADR	100	1,136
	Agile Group Holdings, Ltd.	1,090,000	1,225,997
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,211,339
	Air China, Ltd., Class H	572,000	407,851
	Ajisen China Holdings, Ltd.	255,000	56,759
	AKM Industrial Co., Ltd.	100,000	12,393
*	Alibaba Group Holding, Ltd., Sponsored ADR	37,146	7,528,380

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Health Information Technology, Ltd.	80,000	$191,361
*	Alibaba Pictures Group, Ltd.	1,800,000	241,085
*	Aluminum Corp. of China, Ltd., Class H	1,320,000	277,816
	AMVIG Holdings, Ltd.	54,000	10,322
	Angang Steel Co., Ltd., Class H	696,800	187,843
	Anhui Conch Cement Co., Ltd., Class H	246,500	1,943,746
	Anhui Expressway Co., Ltd., Class H	138,000	71,125
	Animal Health Holdings, Inc.	42,000	1,016
#	ANTA Sports Products, Ltd.	169,000	1,439,209
#	Anton Oilfield Services Group	980,000	61,151
*	Aowei Holdings, Ltd.	114,000	18,062
	APT Satellite Holdings, Ltd.	134,750	42,864
	Asia Cement China Holdings Corp.	255,500	295,772
*	Asia Television Holdings, Ltd.	604,000	3,205
	Ausnutria Dairy Corp., Ltd.	234,000	431,552
	AVIC International Holding HK, Ltd.	1,270,866	16,540
	AviChina Industry & Technology Co., Ltd., Class H	1,165,000	459,794
	BAIC Motor Corp., Ltd., Class H	1,219,500	533,519
*	Baidu, Inc., Sponsored ADR	30,954	3,124,187
	BAIOO Family Interactive, Ltd.	6,000	673
	Bank of China, Ltd., Class H	6,173,000	2,350,078
	Bank of Chongqing Co., Ltd., Class H	235,000	125,891
	Bank of Communications Co., Ltd., Class H	828,000	524,709
#	Bank of Zhengzhou Co., Ltd., Class H	157,000	43,504
*	Baoye Group Co., Ltd., Class H	78,000	46,615
#*	Baozun, Inc., Sponsored ADR	13,371	425,733
	BBI Life Sciences Corp.	27,000	11,908
	BBMG Corp., Class H	767,000	193,911
	Beijing Capital International Airport Co., Ltd., Class H	786,000	526,636
	Beijing Capital Land, Ltd., Class H	707,000	158,477
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	17,500	97,302
#*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	38,772
	Beijing Enterprises Holdings, Ltd.	178,000	630,581
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	34,645
	Beijing Enterprises Water Group, Ltd.	1,614,000	626,315
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	43,793
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	80,030
	Beijing North Star Co., Ltd., Class H	580,000	140,883
*	Beijing Properties Holdings, Ltd.	670,000	9,960
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	26,781
	Best Pacific International Holdings, Ltd.	180,000	26,752
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	5,921
*	Bitauto Holdings, Ltd., ADR	15,428	187,604
	Bosideng International Holdings, Ltd.	738,000	200,083
#	Boyaa Interactive International, Ltd.	168,000	15,348
#	Brilliance China Automotive Holdings, Ltd.	1,438,000	1,330,492
#	BYD Co., Ltd., Class H	164,500	1,023,002
	BYD Electronic International Co., Ltd.	504,500	1,161,725
	C C Land Holdings, Ltd.	758,499	176,120
#	CA Cultural Technology Group, Ltd.	173,000	63,907
	Cabbeen Fashion, Ltd.	101,000	14,781
#	Canvest Environmental Protection Group Co., Ltd.	166,000	72,953
*	Capital Environment Holdings, Ltd.	1,420,000	20,687
#*	CAR, Inc.	505,000	146,956
	Carrianna Group Holdings Co., Ltd.	214,000	15,102
	Central China Real Estate, Ltd.	355,000	180,952
	Central China Securities Co., Ltd., Class H	241,000	37,897
*	Century Sunshine Group Holdings, Ltd.	235,000	4,966

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	CGN New Energy Holdings Co., Ltd.	866,000	$179,346
	CGN Power Co., Ltd., Class H	953,000	239,727
	Changshouhua Food Co., Ltd.	30,000	9,685
#	Chaowei Power Holdings, Ltd.	372,000	106,583
	Cheetah Mobile, Inc., ADR	20,368	41,754
	China Aerospace International Holdings, Ltd.	690,000	36,300
	China Aircraft Leasing Group Holdings, Ltd.	85,000	78,364
*	China All Access Holdings, Ltd.	370,000	7,153
	China Aoyuan Group, Ltd.	702,000	824,801
#*	China Automobile New Retail Holdings, Ltd.	220,000	8,872
*	China Beidahuang Industry Group Holdings, Ltd.	440,000	3,207
	China BlueChemical, Ltd., Class H	924,000	137,914
*	China Chengtong Development Group, Ltd.	788,000	17,384
	China Cinda Asset Management Co., Ltd., Class H	2,756,000	534,160
	China CITIC Bank Corp., Ltd., Class H	1,493,000	729,382
	China Coal Energy Co., Ltd., Class H	733,000	196,104
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,976
	China Communications Construction Co., Ltd., Class H	904,000	607,619
	China Communications Services Corp., Ltd., Class H	752,000	536,035
	China Conch Venture Holdings, Ltd.	351,000	1,678,262
	China Construction Bank Corp., Class H	11,401,000	9,151,162
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	67,405
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	7,312
#*	China Dili Group	671,599	149,886
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	21,223
#	China Distance Education Holdings, Ltd., ADR	8,986	69,731
	China Dongxiang Group Co., Ltd.	1,499,000	124,957
#*	China Dynamics Holdings, Ltd.	1,210,000	7,479
#*	China Eastern Airlines Corp., Ltd., ADR	1,000	19,720
#*	China Eastern Airlines Corp., Ltd., Class H	736,000	299,118
#	China Electronics Huada Technology Co., Ltd.	276,000	20,588
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	35,980
	China Energy Engineering Corp., Ltd., Class H	726,000	73,465
	China Everbright Bank Co., Ltd., Class H	531,000	225,331
#	China Everbright Greentech Ltd.	282,000	116,553
	China Everbright International, Ltd.	920,111	532,095
	China Everbright Water, Ltd.	52,712	7,619
	China Everbright, Ltd.	476,000	727,696
#	China Evergrande Group	1,099,000	1,953,733
	China Financial Services Holdings, Ltd.	392,000	11,796
	China Flavors & Fragrances Co., Ltd.	130,000	22,583
	China Foods, Ltd.	576,000	189,808
	China Galaxy Securities Co., Ltd., Class H	402,500	204,390
	China Gas Holdings, Ltd.	434,400	1,580,667
	China Glass Holdings, Ltd.	202,000	9,086
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	228,468
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	12,900
	China Hanking Holdings, Ltd.	274,000	62,526
	China Harmony New Energy Auto Holding, Ltd.	462,500	238,923
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	105,829
	China Hongqiao Group, Ltd.	501,000	246,969
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	423,529
#*	China Huiyuan Juice Group, Ltd.	324,500	29,355
#	China International Capital Corp., Ltd., Class H	282,000	433,069
	China International Marine Containers Group Co., Ltd., Class H	217,800	192,833
	China Jinmao Holdings Group, Ltd.	1,290,000	908,239
	China Lesso Group Holdings, Ltd.	742,000	1,063,263
	China Life Insurance Co., Ltd., ADR	7,800	82,134
	China Life Insurance Co., Ltd., Class H	298,000	635,544

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Lilang, Ltd.	281,000	$172,187
#*	China Logistics Property Holdings Co., Ltd.	256,000	96,207
	China Longyuan Power Group Corp., Ltd., Class H	728,000	363,876
	China Machinery Engineering Corp., Class H	438,000	120,175
	China Maple Leaf Educational Systems, Ltd.	350,000	102,893
	China Medical System Holdings, Ltd.	746,000	878,169
	China Meidong Auto Holdings, Ltd.	318,000	572,212
	China Mengniu Dairy Co., Ltd.	323,000	1,143,778
	China Merchants Bank Co., Ltd., Class H	614,000	2,905,637
	China Merchants Land, Ltd.	818,000	135,829
	China Merchants Port Holdings Co., Ltd.	546,675	703,605
	China Merchants Securities Co., Ltd., Class H	39,400	43,237
	China Minsheng Banking Corp., Ltd., Class H	1,182,900	881,142
*	China Minsheng Financial Holding Corp., Ltd.	2,070,000	26,509
	China Mobile, Ltd.	1,070,500	8,605,810
	China Mobile, Ltd., Sponsored ADR	39,357	1,573,099
*	China Modern Dairy Holdings, Ltd.	1,349,000	144,131
	China Molybdenum Co., Ltd., Class H	750,000	226,276
	China National Building Material Co., Ltd., Class H	1,810,350	2,261,391
	China New Town Development Co., Ltd.	612,500	9,887
*	China Oceanwide Holdings, Ltd.	1,074,000	33,797
	China Oil & Gas Group, Ltd.	2,268,000	71,301
	China Oilfield Services, Ltd., Class H	606,000	472,022
	China Oriental Group Co., Ltd.	890,000	268,973
	China Overseas Grand Oceans Group, Ltd.	774,000	484,758
	China Overseas Land & Investment, Ltd.	1,374,000	5,075,481
	China Overseas Property Holdings, Ltd.	950,000	1,050,302
	China Pacific Insurance Group Co., Ltd., Class H	692,000	2,289,433
	China Petroleum & Chemical Corp., ADR	2,000	99,360
	China Petroleum & Chemical Corp., Class H	5,092,000	2,537,917
	China Pioneer Pharma Holdings, Ltd.	237,000	38,653
	China Power International Development, Ltd.	1,174,999	239,307
*	China Properties Group, Ltd.	81,000	5,964
	China Railway Construction Corp., Ltd., Class H	723,500	794,408
	China Railway Group, Ltd., Class H	748,000	447,250
*	China Railway Signal & Communication Corp., Ltd., Class H	404,000	199,672
*	China Rare Earth Holdings, Ltd.	768,399	28,676
	China Reinsurance Group Corp., Class H	1,247,000	146,119
	China Resources Beer Holdings Co., Ltd.	189,807	893,955
	China Resources Cement Holdings, Ltd.	1,088,000	1,480,446
	China Resources Gas Group, Ltd.	400,000	2,248,133
	China Resources Land, Ltd.	778,000	3,214,854
	China Resources Medical Holdings Co., Ltd.	435,000	220,969
	China Resources Pharmaceutical Group, Ltd.	412,500	259,062
	China Resources Power Holdings Co., Ltd.	344,690	408,266
*	China Ruifeng Renewable Energy Holdings, Ltd.	252,000	9,656
	China Sanjiang Fine Chemicals Co., Ltd.	461,000	103,002
	China SCE Group Holdings, Ltd.	1,173,000	514,397
#*	China Shanshui Cement Group, Ltd.	166,000	47,120
#*	China Shengmu Organic Milk, Ltd.	1,189,000	33,525
	China Shenhua Energy Co., Ltd., Class H	717,500	1,271,114
	China Shineway Pharmaceutical Group, Ltd.	168,000	124,512
*	China Silver Group, Ltd.	554,000	41,920
	China South City Holdings, Ltd.	1,822,000	174,912
	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	60,207
#	China Southern Airlines Co., Ltd., Class H	850,000	425,026
	China State Construction International Holdings, Ltd.	850,500	659,398
	China Sunshine Paper Holdings Co., Ltd.	260,000	33,122
	China Suntien Green Energy Corp., Ltd., Class H	395,000	91,996

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co., Ltd.	613,800	$1,034,865
	China Telecom Corp., Ltd., ADR	3,184	106,982
	China Telecom Corp., Ltd., Class H	884,000	305,334
	China Tian Lun Gas Holdings, Ltd.	73,500	57,608
*	China Tianrui Group Cement Co., Ltd.	28,000	30,806
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,138,000	499,483
	China Travel International Investment Hong Kong, Ltd.	1,160,000	162,418
	China Unicom Hong Kong, Ltd.	2,130,000	1,377,540
	China Unicom Hong Kong, Ltd., ADR	32,502	208,338
	China Vanke Co., Ltd., Class H	299,300	1,005,866
#	China Vast Industrial Urban Development Co., Ltd.	191,000	74,992
#	China Water Affairs Group, Ltd.	244,000	185,468
#*	China Water Industry Group, Ltd.	204,000	7,099
	China Wood Optimization Holding, Ltd.	56,000	13,283
	China XLX Fertiliser, Ltd.	218,000	53,960
	China Yongda Automobiles Services Holdings, Ltd.	171,000	172,391
	China Yuhua Education Corp., Ltd.	242,000	243,393
#*	China Yurun Food Group, Ltd.	674,000	52,243
	China ZhengTong Auto Services Holdings, Ltd.	672,500	104,298
#	China Zhongwang Holdings, Ltd.	809,600	194,606
#	Chinasoft International, Ltd.	610,000	320,116
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	30,012
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,273,000	555,351
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	20,112
	CIFI Holdings Group Co., Ltd.	2,023,305	1,545,678
	CIMC Enric Holdings, Ltd.	294,000	136,750
*	CIMC-TianDa Holdings Co., Ltd.	480,000	9,350
	CITIC Dameng Holdings, Ltd.	460,000	12,730
	CITIC Resources Holdings, Ltd.	1,542,000	51,875
	CITIC Securities Co., Ltd., Class H	99,500	190,591
	CITIC Telecom International Holdings, Ltd.	1,036,000	383,357
	CITIC, Ltd.	1,466,000	1,522,592
#*	Citychamp Watch & Jewellery Group, Ltd.	902,000	177,919
	Clear Media, Ltd.	43,000	39,340
	CNOOC, Ltd.	2,642,000	2,921,052
	CNOOC, Ltd., Sponsored ADR	8,898	999,868
*	COFCO Meat Holdings, Ltd.	165,000	58,726
*	Cogobuy Group	206,000	21,774
#	Colour Life Services Group Co., Ltd.	225,000	106,567
	Concord New Energy Group, Ltd.	2,470,000	100,380
	Consun Pharmaceutical Group, Ltd.	231,000	118,099
*	Coolpad Group, Ltd.	1,152,600	25,066
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	124,472
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	448,000	293,285
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	755,000	218,133
#	COSCO SHIPPING International Hong Kong Co., Ltd.	294,000	87,988
	COSCO SHIPPING Ports, Ltd.	793,257	422,609
	Cosmo Lady China Holdings Co., Ltd.	196,000	24,966
	Country Garden Holdings Co., Ltd.	2,235,800	2,896,200
	Country Garden Services Holdings Co., Ltd.	282,712	1,306,178
	CP Pokphand Co., Ltd.	3,320,000	286,742
	CPMC Holdings, Ltd.	299,000	106,494
	CRCC High-Tech Equipment Corp., Ltd., Class H	221,000	34,527
	CRRC Corp., Ltd., Class H	480,000	254,092
	CSC Financial Co., Ltd., Class H	34,000	31,164
	CSPC Pharmaceutical Group, Ltd.	1,690,000	3,345,720
#*	CT Environmental Group, Ltd.	1,228,000	10,106
*	CWT International, Ltd.	1,480,000	4,734
*	Cybernaut International Holdings Co., Ltd.	316,000	5,429

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Da Ming International Holdings, Ltd.	36,000	$5,313
	Dali Foods Group Co., Ltd.	752,500	464,882
	Datang International Power Generation Co., Ltd., Class H	592,000	85,643
	Dawnrays Pharmaceutical Holdings, Ltd.	441,000	66,058
*	Differ Group Holding Co., Ltd.	904,000	56,729
	Digital China Holdings, Ltd.	344,000	183,570
#	Dongfang Electric Corp., Ltd., Class H	168,400	90,091
	Dongfeng Motor Group Co., Ltd., Class H	956,000	634,078
#	Dongjiang Environmental Co., Ltd., Class H	104,400	79,183
	Dongyue Group, Ltd.	894,000	396,029
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	36,191
	E-Commodities Holdings, Ltd.	948,000	25,599
	EEKA Fashion Holdings, Ltd.	78,000	72,559
	ENN Energy Holdings, Ltd.	127,400	1,436,112
	Essex Bio-technology, Ltd.	122,000	76,293
	EVA Precision Industrial Holdings, Ltd.	414,000	26,183
	Everbright Securities Co., Ltd., Class H	90,600	55,923
*	EverChina International Holdings Co., Ltd.	335,000	8,588
*	Fang Holdings, Ltd., ADR	9,301	9,673
	Fanhua, Inc., ADR	6,659	126,055
	Fantasia Holdings Group Co., Ltd.	753,000	145,243
	Far East Horizon, Ltd.	1,030,000	833,820
*	First Tractor Co., Ltd., Class H	148,000	32,420
#	Flat Glass Group Co., Ltd., Class H	104,000	64,700
	Fosun International, Ltd.	793,072	995,675
	Fu Shou Yuan International Group, Ltd.	355,000	321,027
	Fufeng Group, Ltd.	815,000	279,330
#*	Fullshare Holdings, Ltd.	3,497,500	51,874
	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	510,519
*	GCL New Energy Holdings, Ltd.	3,800,000	53,530
#*	GCL-Poly Energy Holdings, Ltd.	8,030,000	228,534
#*	GDS Holdings, Ltd., ADR	1,736	99,508
	Geely Automobile Holdings, Ltd.	1,669,000	2,596,166
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	305,302
	Genertec Universal Medical Group Co., Ltd.	595,000	361,819
	GF Securities Co., Ltd., Class H	212,800	230,914
*	Glorious Property Holdings, Ltd.	1,282,000	24,929
	Golden Eagle Retail Group, Ltd.	273,000	261,605
*	Golden Meditech Holdings, Ltd.	184,000	12,593
	Golden Throat Holdings Group Co., Ltd.	79,000	15,401
	Goldpac Group, Ltd.	120,000	23,911
#*	GOME Retail Holdings, Ltd.	4,525,000	525,327
*	Grand Baoxin Auto Group, Ltd.	386,164	45,933
#	Great Wall Motor Co., Ltd., Class H	694,500	464,312
	Greatview Aseptic Packaging Co., Ltd.	481,000	177,262
	Greenland Hong Kong Holdings, Ltd.	549,000	204,558
	Greentown China Holdings, Ltd.	377,500	407,949
	Greentown Service Group Co., Ltd.	360,000	473,767
	Guangdong Investment, Ltd.	120,000	249,416
*	Guangdong Land Holdings, Ltd.	136,000	15,481
	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	10,357
#	Guangshen Railway Co., Ltd., Sponsored ADR	600	5,940
	Guangshen Railway Co., Ltd., Class H	672,000	142,186
	Guangzhou Automobile Group Co., Ltd., Class H	359,200	322,313
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	172,687
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	940,732
	Guolian Securities Co., Ltd., Class H	130,000	41,811
#	Guorui Properties, Ltd.	556,000	91,661
	Guotai Junan Securities Co., Ltd., Class H	49,600	70,598

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Haichang Ocean Park Holdings, Ltd.	628,000	$49,848
	Haier Electronics Group Co., Ltd.	465,000	1,280,652
*	Hailiang Education Group, Inc., ADR	2,766	131,689
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	51,352
	Haitian International Holdings, Ltd.	298,000	527,264
	Haitong Securities Co., Ltd., Class H	404,800	366,474
*	Harbin Bank Co., Ltd., Class H	359,000	60,943
*	Harbin Electric Co., Ltd., Class H	312,000	86,358
*	Harmonicare Medical Holdings, Ltd.	99,000	4,885
#*	HC Group, Inc.	226,000	38,077
	Health and Happiness H&H International Holdings, Ltd.	108,500	414,934
	Henderson Investment, Ltd.	129,000	7,321
	Hengan International Group Co., Ltd.	270,000	2,401,095
	Hengdeli Holdings, Ltd.	1,112,000	44,430
*	Hi Sun Technology China, Ltd.	819,000	92,618
	Hilong Holding, Ltd.	359,000	17,615
#	Hisense Home Appliances Group Co., Ltd., Class H	74,000	71,580
	HKC Holdings, Ltd.	77,000	58,551
*	Honghua Group, Ltd.	1,432,000	43,994
	Honworld Group, Ltd.	72,000	21,495
	Hopefluent Group Holdings, Ltd.	88,000	18,235
	Hopson Development Holdings, Ltd.	316,000	353,933
*	Hua Han Health Industry Holdings, Ltd.	1,494,000	76,603
#	Hua Hong Semiconductor, Ltd.	162,000	313,084
	Huadian Fuxin Energy Corp., Ltd., Class H	618,000	109,850
#	Huadian Power International Corp., Ltd., Class H	402,000	139,848
	Huaneng Power International, Inc., Sponsored ADR	900	13,437
	Huaneng Power International, Inc., Class H	646,000	242,860
	Huatai Securities Co., Ltd., Class H	172,800	286,568
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	24,676
	Huazhu Group, Ltd., ADR	36,920	1,329,489
	Huishang Bank Corp., Ltd., Class H	268,400	96,054
	IMAX China Holding, Inc.	95,700	145,033
	Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,420,396
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	35,089
#	Inspur International, Ltd.	98,000	29,839
*	JD.com, Inc., ADR	9,094	391,951
#*	Jiangnan Group, Ltd.	756,000	29,402
	Jiangsu Expressway Co., Ltd., Class H	216,000	257,832
	Jiangxi Copper Co., Ltd., Class H	359,000	349,257
	Jiayuan International Group, Ltd.	493,055	205,525
#	Jinchuan Group International Resources Co., Ltd.	366,000	25,784
	Jingrui Holdings, Ltd.	262,000	77,045
#*	JinkoSolar Holding Co., Ltd., ADR	15,168	239,958
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	53,500	17,086
#	JNBY Design, Ltd.	135,500	130,564
	Joy City Property, Ltd.	1,858,000	148,970
*	JOYY, Inc., ADR	21,678	1,321,491
	Ju Teng International Holdings, Ltd.	328,000	83,675
	Jutal Offshore Oil Services, Ltd.	142,000	8,630
	K Wah International Holdings, Ltd.	499,072	228,688
	Kaisa Group Holdings, Ltd.	1,335,000	510,795
*	Kangda International Environmental Co., Ltd.	244,000	25,298
#*	Kasen International Holdings, Ltd.	310,000	49,824
	Kingboard Holdings, Ltd.	371,500	906,295
	Kingboard Laminates Holdings, Ltd.	697,000	674,554
	Kingdee International Software Group Co., Ltd.	226,000	323,219
*	Kong Sun Holdings, Ltd.	300,000	2,245
	Kunlun Energy Co., Ltd.	1,904,000	1,240,447

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kweichow Moutai Co., Ltd., Class A	100	$17,814
	KWG Group Holdings, Ltd.	651,500	963,760
	Lee & Man Chemical Co., Ltd.	38,000	15,606
	Lee & Man Paper Manufacturing, Ltd.	744,000	457,061
#	Lee’s Pharmaceutical Holdings, Ltd.	116,500	57,113
	Legend Holdings Corp., Class H	131,100	153,418
	Lenovo Group, Ltd.	3,464,000	1,871,242
	Leoch International Technology, Ltd.	133,000	8,496
*	LexinFintech Holdings, Ltd., ADR	17,983	151,597
#*	Leyou Technologies Holdings, Ltd.	900,000	268,337
	Li Ning Co., Ltd.	378,000	1,193,525
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	12,578
#*	Lifestyle China Group, Ltd.	277,000	64,049
*	Lifetech Scientific Corp.	528,000	116,357
*	Link Motion, Inc., Sponsored ADR	31,632	914
	Livzon Pharmaceutical Group, Inc., Class H	26,171	116,631
	Logan Property Holdings Co., Ltd.	634,000	999,428
	Longfor Group Holdings, Ltd.	475,000	2,414,915
	Lonking Holdings, Ltd.	1,099,000	372,361
	Luye Pharma Group, Ltd.	640,500	311,012
	LVGEM China Real Estate Investment Co., Ltd.	376,000	108,656
	Maoye International Holdings, Ltd.	446,000	20,590
*	Meituan Dianping, Class B	6,400	85,690
	Metallurgical Corp. of China, Ltd., Class H	834,000	144,746
	Min Xin Holdings, Ltd.	48,000	17,065
*	Mingfa Group International Co., Ltd.	299,000	2,171
	Minmetals Land, Ltd.	846,000	111,023
	Minth Group, Ltd.	494,000	1,187,885
*	MMG, Ltd.	1,556,000	269,274
	MOBI Development Co., Ltd.	274,000	28,461
#	Modern Land China Co., Ltd.	351,000	48,069
	Momo, Inc., Sponsored ADR	55,761	1,342,725
	Nan Hai Corp., Ltd.	7,550,000	64,278
#	Nanfang Communication Holdings, Ltd.	40,000	13,868
*	Nature Home Holding Co., Ltd.	199,000	30,720
	NetDragon Websoft Holdings, Ltd.	25,000	69,138
	NetEase, Inc., ADR	8,516	2,937,679
#*	New Century Healthcare Holding Co., Ltd.	3,000	591
	New China Life Insurance Co., Ltd., Class H	121,200	419,923
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	12,423	1,585,920
*	New World Department Store China, Ltd.	182,000	34,919
#	Nexteer Automotive Group, Ltd.	581,000	298,595
	Nine Dragons Paper Holdings, Ltd.	1,107,000	1,059,092
#*	Noah Holdings, Ltd., ADR	3,563	98,909
#	NVC International Holdings, Ltd.	1,091,000	23,528
*	OneSmart International Education Group, Ltd., ADR	15,096	72,763
	O-Net Technologies Group, Ltd.	86,000	53,424
	Orient Securities Co., Ltd., Class H	136,800	70,281
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	27,660
#*	Ozner Water International Holding, Ltd.	150,000	5,065
#	Pacific Online, Ltd.	129,000	21,067
#*	Panda Green Energy Group, Ltd.	2,208,000	46,014
*	Parkson Retail Group, Ltd.	415,500	20,592
	PAX Global Technology, Ltd.	334,000	142,393
	People’s Insurance Co. Group of China, Ltd. (The), Class H	853,000	279,170
	PetroChina Co., Ltd., ADR	1,900	68,077
	PetroChina Co., Ltd., Class H	4,192,000	1,505,731
	Phoenix Media Investment Holdings, Ltd.	556,000	28,631
	Phoenix New Media, Ltd., ADR	9,125	13,049

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PICC Property & Casualty Co., Ltd., Class H	1,092,000	$1,044,985
#*	Pinduoduo, Inc., ADR	587	27,847
*	Ping An Healthcare and Technology Co., Ltd.	6,500	89,544
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	8,939,843
	Poly Property Group Co., Ltd.	982,000	343,705
	Postal Savings Bank of China Co., Ltd., Class H	834,000	498,359
	Pou Sheng International Holdings, Ltd.	921,000	188,143
	Powerlong Real Estate Holdings, Ltd.	818,000	499,607
*	PW Medtech Group, Ltd.	327,000	51,431
*	Q Technology Group Co., Ltd.	137,000	163,918
	Qingdao Port International Co., Ltd., Class H	281,000	151,209
	Qingling Motors Co., Ltd., Class H	330,000	69,551
	Qinhuangdao Port Co., Ltd., Class H	125,500	20,854
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,794
#*	Qudian, Inc., Sponsored ADR	98,873	171,050
	Red Star Macalline Group Corp., Ltd., Class H	131,880	83,758
#	Redco Properties Group Ltd.	656,000	307,658
*	Renren, Inc., ADR	1,726	1,622
*	REXLot Holdings, Ltd.	4,800,000	2,415
	Road King Infrastructure, Ltd.	83,000	128,286
	Ronshine China Holdings, Ltd.	326,500	341,776
	Sany Heavy Equipment International Holdings Co., Ltd.	408,000	219,160
	Seazen Group, Ltd.	1,412,000	1,372,109
#*	Semiconductor Manufacturing International Corp.	710,599	1,333,753
	Shandong Chenming Paper Holdings, Ltd., Class H	258,750	99,095
#	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,008,712
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	61,539
	Shanghai Electric Group Co., Ltd., Class H	694,000	213,299
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	136,500	515,695
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	60,091
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,300	45,286
	Shanghai Industrial Holdings, Ltd.	218,000	370,879
	Shanghai Industrial Urban Development Group, Ltd.	1,656,000	163,231
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	124,791
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	217,300	382,492
	Shanghai Prime Machinery Co., Ltd., Class H	320,000	25,359
*	Shanghai Zendai Property, Ltd.	1,300,000	5,760
	Shengjing Bank Co., Ltd., Class H	152,500	139,371
	Shenguan Holdings Group, Ltd.	248,000	10,378
	Shenwan Hongyuan Group Co., Ltd.	86,400	20,862
	Shenzhen Expressway Co., Ltd., Class H	178,000	204,086
	Shenzhen International Holdings, Ltd.	552,107	1,067,062
	Shenzhen Investment, Ltd.	1,593,262	523,049
	Shenzhou International Group Holdings, Ltd.	126,000	1,454,246
	Shimao Property Holdings, Ltd.	733,000	2,979,552
	Shougang Fushan Resources Group, Ltd.	1,236,000	246,523
	Shui On Land, Ltd.	1,826,000	323,501
	Sichuan Expressway Co., Ltd., Class H	236,000	60,679
	Sihuan Pharmaceutical Holdings Group, Ltd.	2,101,000	208,476
*	Silver Grant International Holdings Group, Ltd.	676,000	92,850
*	SINA Corp.	28,589	965,451
	Sino Biopharmaceutical, Ltd.	1,385,500	2,019,504
	Sinofert Holdings, Ltd.	1,124,000	103,769
#*	Sinolink Worldwide Holdings, Ltd.	1,020,000	42,116
	Sino-Ocean Group Holding, Ltd.	1,495,000	389,365
	Sinopec Engineering Group Co., Ltd., Class H	659,000	315,957
	Sinopec Kantons Holdings, Ltd.	530,000	234,256
#*	Sinopec Oilfield Service Corp., Class H	580,000	42,023
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	976,000	264,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co., Ltd., Class H	382,400	$1,031,088
	Sinosoft Technology Group, Ltd.	342,400	44,810
	Sinotrans, Ltd., Class H	1,014,000	245,969
	Sinotruk Hong Kong, Ltd.	489,000	991,468
	SITC International Holdings Co., Ltd.	592,000	584,814
	Skyfame Realty Holdings, Ltd.	1,586,000	209,165
	Skyworth Group, Ltd.	849,989	195,244
#*	SMI Holdings Group, Ltd.	336,796	16,291
	SOHO China, Ltd.	1,065,500	510,561
*	Sohu.com, Ltd., ADR	5,397	45,281
#*	Sparkle Roll Group, Ltd.	648,000	16,109
*	SPT Energy Group, Inc.	558,000	23,599
*	SRE Group, Ltd.	1,778,000	6,397
	SSY Group, Ltd.	1,023,026	720,348
*	Starrise Media Holdings, Ltd.	122,000	15,471
	Sun Art Retail Group, Ltd.	1,092,500	1,818,881
	Sun King Power Electronics Group	206,000	29,444
	Sunac China Holdings, Ltd.	869,000	3,887,255
#	Sunny Optical Technology Group Co., Ltd.	111,200	1,548,517
*	Sunshine 100 China Holdings, Ltd.	272,000	48,482
#	Symphony Holdings, Ltd.	680,000	80,502
*	TAL Education Group, ADR	20,176	1,093,337
	Tang Palace China Holdings, Ltd.	222,000	21,304
*	Taung Gold International, Ltd.	4,680,000	18,252
	TCL Electronics Holdings, Ltd.	327,666	133,772
	Ten Pao Group Holdings, Ltd.	116,000	10,476
	Tencent Holdings, Ltd.	442,200	23,246,203
*	Tenwow International Holdings, Ltd.	224,000	2,060
	Texhong Textile Group, Ltd.	195,000	140,269
*	Textainer Group Holdings, Ltd.	12,085	108,044
#	Tian An China Investment Co., Ltd.	148,000	59,168
*	Tian Ge Interactive Holdings, Ltd.	239,000	40,270
	Tiangong International Co., Ltd.	390,000	124,123
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	38,276
	Tianjin Development Holdings, Ltd.	134,000	28,339
	Tianjin Port Development Holdings, Ltd.	1,154,000	77,146
#	Tianneng Power International, Ltd.	346,000	338,646
	Tianyun International Holdings, Ltd.	138,000	14,365
*	Tibet Water Resources, Ltd.	405,000	16,591
	Tingyi Cayman Islands Holding Corp.	810,000	1,437,831
	TK Group Holdings, Ltd.	96,000	29,658
	Tomson Group, Ltd.	220,196	50,877
#	Tong Ren Tang Technologies Co., Ltd., Class H	298,000	236,123
	Tongda Group Holdings, Ltd.	1,940,000	124,718
#	Top Spring International Holdings, Ltd.	91,000	13,756
	Towngas China Co., Ltd.	277,841	139,664
	TravelSky Technology, Ltd., Class H	354,000	625,138
	Trigiant Group, Ltd.	330,000	55,970
*	Trip.com Group Ltd., ADR	67,835	1,747,430
*	Truly International Holdings, Ltd.	412,000	45,665
#	Tsaker Chemical Group, Ltd.	108,500	18,084
	Tsingtao Brewery Co., Ltd., Class H	152,000	923,389
#*	Tuniu Corp., Sponsored ADR	12,636	10,636
	Uni-President China Holdings, Ltd.	628,000	630,473
#	United Energy Group, Ltd.	3,974,000	723,744
*	V1 Group, Ltd.	846,000	15,106
	Vinda International Holdings, Ltd.	95,000	284,407
*	Vipshop Holdings, Ltd., ADR	161,481	2,572,392
	Wanguo International Mining Group, Ltd.	16,000	3,291

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings, Ltd.	1,659,000	$1,182,438
	Wasion Holdings, Ltd.	254,000	86,997
#*	Weibo Corp., Sponsored ADR	16,132	605,434
	Weichai Power Co., Ltd., Class H	1,003,000	1,762,280
	Weiqiao Textile Co., Class H	176,000	36,663
	West China Cement, Ltd.	1,502,000	267,700
#	Wisdom Education International Holdings Co., Ltd.	282,000	117,833
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	242,500	221,612
	Xiamen International Port Co., Ltd., Class H	488,000	43,498
	Xingda International Holdings, Ltd.	426,465	101,515
	Xingfa Aluminium Holdings, Ltd.	55,000	48,758
	Xinghua Port Holdings, Ltd.	35,125	4,212
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	88,790
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	208,598
*	Xinming China Holdings, Ltd.	112,000	15,338
	Xinyi Solar Holdings, Ltd.	1,529,434	970,657
	Xinyuan Real Estate Co., Ltd., ADR	22,525	58,565
	Xtep International Holdings, Ltd.	267,690	102,824
#*	Xunlei, Ltd., ADR	17,041	62,370
	Yadea Group Holdings, Ltd.	600,000	223,247
*	Yanchang Petroleum International, Ltd.	1,420,000	7,193
	Yanzhou Coal Mining Co., Ltd., Class H	1,268,000	963,375
	Yashili International Holdings, Ltd.	408,000	23,420
	Yeebo International Holdings, Ltd.	76,000	14,360
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	57,400	216,464
*	Yida China Holdings, Ltd.	84,000	21,679
	Yihai International Holding, Ltd.	194,000	1,545,964
	Yip’s Chemical Holdings, Ltd.	84,000	25,426
*	Yiren Digital, Ltd., ADR	9,977	39,409
*	Youyuan International Holdings, Ltd.	239,000	3,006
*	YuanShengTai Dairy Farm, Ltd.	444,000	18,395
	Yuexiu Property Co., Ltd.	3,354,000	637,694
	Yuexiu Transport Infrastructure, Ltd.	238,000	166,142
	Yum China Holdings, Inc.	55,748	2,701,548
	Yunnan Water Investment Co., Ltd., Class H	54,000	10,604
	Yuzhou Properties Co., Ltd.	1,123,068	478,466
	Zhaojin Mining Industry Co., Ltd., Class H	170,500	191,561
	Zhejiang Expressway Co., Ltd., Class H	400,000	302,519
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	40,559
*	Zhong An Group, Ltd.	1,701,000	52,240
	Zhongsheng Group Holdings, Ltd.	307,500	1,234,216
#	Zhongyu Gas Holdings, Ltd.	189,477	162,254
#	Zhou Hei Ya International Holdings Co., Ltd.	319,500	179,612
#*	Zhuguang Holdings Group Co., Ltd.	68,000	9,803
	Zhuhai Holdings Investment Group, Ltd.	204,000	31,556
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	173,600	531,066
	Zijin Mining Group Co., Ltd., Class H	2,618,000	1,068,848
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	329,340
*	ZTE Corp., Class H	65,360	184,228
	ZTO Express Cayman, Inc., ADR	28,315	842,654

TOTAL CHINA			288,001,632

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	67,702
	Bancolombia SA, Sponsored ADR	8,908	232,499
	Bancolombia SA	18,762	119,993
	Celsia SA ESP	133,798	141,943
	Cementos Argos SA	42,641	41,952
*	CEMEX Latam Holdings SA	45,944	20,889

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
*	Corp. Financiera Colombiana SA	31,755	$206,942
	Ecopetrol SA	343,135	181,145
	Grupo Argos SA	74,124	172,625
	Grupo Aval Acciones y Valores SA, ADR	15,916	66,847
	Grupo de Inversiones Suramericana SA	32,378	175,998
*	Grupo Energia Bogota SA ESP	61,864	35,003
	Grupo Nutresa SA	33,010	183,935
	Interconexion Electrica SA ESP	67,282	309,303
	Mineros SA	11,167	8,659
	Promigas SA ESP	11,599	20,479

TOTAL COLOMBIA			1,985,914

CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	367,739
*	Komercni banka A.S.	5,273	111,654
	Moneta Money Bank A.S.	252,618	524,804
	O2 Czech Republic A.S.	13,360	117,026
	Philip Morris CR A.S.	60	34,255

TOTAL CZECH REPUBLIC			1,155,478

DENMARK — (1.4%)
*	Agat Ejendomme A.S.	12,267	3,547
*	ALK-Abello A.S.	2,023	514,610
	Alm Brand A.S.	34,139	267,525
	Ambu A.S., Class B	22,223	696,075
	AP Moller - Maersk A.S., Class A	299	277,052
#	AP Moller - Maersk A.S., Class B	463	460,802
#*	Bang & Olufsen A.S.	12,668	39,448
*	BankNordik P/F	1,133	16,768
#*	Bavarian Nordic A.S.	21,139	498,075
*	Brodrene Hartmann A.S.	1,589	69,809
	Carlsberg A.S., Class B	10,626	1,340,501
#	Chr Hansen Holding A.S.	16,630	1,433,900
	Coloplast A.S., Class B	7,723	1,218,101
*	Columbus A.S.	29,642	32,727
*	D/S Norden A.S.	14,223	199,904
*	Danske Bank A.S.	104,965	1,246,257
#*	Demant A.S.	35,999	860,657
*	DFDS A.S.	14,528	368,801
*	Drilling Co. of 1972 A.S. (The)	2,183	51,361
	DSV Panalpina A.S.	32,789	3,406,796
*	FLSmidth & Co. A.S.	18,066	475,480
*	Genmab A.S.	6,744	1,621,153
	GN Store Nord A.S.	47,408	2,163,528
#	H Lundbeck A.S.	25,729	938,741
#*	H+H International A.S., Class B	9,383	123,287
#*	ISS A.S.	45,968	683,421
*	Jeudan A.S.	1,225	41,638
*	Jyske Bank A.S.	32,381	874,057
	Matas A.S.	20,090	136,248
*	Netcompany Group A.S.	3,996	206,444
*	Nilfisk Holding A.S.	19,739	279,587
*	NKT A.S.	10,339	232,449
#	NNIT A.S.	5,091	87,156
*	North Media A.S.	1,647	10,434
	Novo Nordisk A.S., Sponsored ADR	5,344	338,436
	Novo Nordisk A.S., Class B	151,133	9,640,775
	Novozymes A.S., Class B	29,017	1,423,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Orsted A.S.	8,816	$890,508
	Pandora A.S.	42,470	1,510,171
*	Parken Sport & Entertainment A.S.	2,257	23,878
	Per Aarsleff Holding A.S.	9,464	277,873
	Ringkjoebing Landbobank A.S.	13,856	869,789
	Rockwool International A.S., Class A	1,772	344,237
	Rockwool International A.S., Class B	4,151	872,371
*	Royal Unibrew A.S.	19,787	1,530,846
	RTX A.S.	3,370	90,757
	Scandinavian Tobacco Group A.S., Class A	35,331	406,019
	Schouw & Co., A.S.	6,506	466,631
	SimCorp A.S.	15,314	1,414,536
#	Solar A.S., Class B	2,972	103,477
*	Spar Nord Bank A.S.	43,945	306,282
	Sydbank A.S.	29,984	495,435
*	Tivoli A.S.	652	62,766
#	Topdanmark A.S.	19,399	783,085
	TORM P.L.C.	14,637	124,645
	Tryg A.S.	21,867	583,189
	United International Enterprises, Ltd.	755	139,404
	Vestas Wind Systems A.S.	21,547	1,850,308
*	Vestjysk Bank A.S.	151,427	64,750
*	Zealand Pharma A.S.	12,210	424,467

TOTAL DENMARK			45,914,450

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	128,982
	Commercial International Bank Egypt S.A.E., GDR	26,696	102,513
	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	8,492

TOTAL EGYPT			239,987

FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	8,889	123,559
	Aktia Bank Oyj	18,893	159,347
	Alma Media Oyj	7,872	69,741
	Asiakastieto Group Oyj	1,242	43,610
	Atria Oyj	5,381	55,489
#*	BasWare Oyj	560	14,972
#	Bittium Oyj	6,855	41,951
#	Cargotec Oyj, Class B	22,524	491,445
	Caverion Oyj	20,214	115,199
	Citycon Oyj	20,499	135,400
	Digia Oyj	4,257	21,645
	Elisa Oyj	23,629	1,435,893
*	Finnair Oyj	35,294	140,617
	Fiskars Oyj Abp	9,074	104,495
#	Fortum Oyj	70,320	1,165,213
*	F-Secure Oyj	26,483	79,735
*	HKScan Oyj, Class A	13,829	32,557
	Huhtamaki Oyj	43,186	1,611,877
	Kemira Oyj	76,521	920,550
	Kesko Oyj, Class A	25,288	411,668
	Kesko Oyj, Class B	85,416	1,391,777
#	Kojamo Oyj	23,302	418,994
	Kone Oyj, Class B	24,211	1,466,075
	Konecranes Oyj	23,775	516,017
	Lassila & Tikanoja Oyj	19,415	271,751
	Metsa Board Oyj	49,061	341,728

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Metso Oyj	59,726	$1,657,044
	Neste Oyj	41,460	1,464,181
#	Nokia Oyj	215,510	776,900
	Nokia Oyj	66,112	241,176
#	Nokian Renkaat Oyj	64,321	1,366,520
	Nordea Bank Abp	221,033	1,417,692
	Nordea Bank Abp	31,800	203,461
	Olvi Oyj, Class A	5,575	235,422
	Oriola Oyj, Class B	71,422	164,160
	Orion Oyj, Class A	8,341	412,170
	Orion Oyj, Class B	38,175	1,939,990
#	Outokumpu Oyj	149,722	398,242
#	Outotec Oyj	37,799	157,546
*	Pihlajalinna Oyj	890	14,523
#	Ponsse Oyj	3,929	101,563
	Raisio Oyj, Class V	37,220	138,139
	Rapala VMC Oyj	4,345	11,674
#	Raute Oyj, Class A	344	7,441
	Revenio Group Oyj	7,382	200,006
#	Sampo Oyj, Class A	46,719	1,548,615
	Sanoma Oyj	54,111	488,567
#*	Stockmann Oyj Abp, Class B	10,970	8,393
	Stora Enso Oyj, Class R	202,253	2,379,416
	Teleste Oyj	754	3,214
	TietoEVRY Oyj	18,537	451,683
#	Tikkurila Oyj	21,130	276,374
	Tokmanni Group Corp.	24,258	295,092
	UPM-Kymmene Oyj	175,891	4,823,840
	Uponor Oyj	16,645	186,639
	Vaisala Oyj, Class A	4,331	137,166
	Valmet Oyj	77,800	1,779,213
#	Wartsila Oyj Abp	94,983	697,197
	YIT Oyj	92,412	506,561

TOTAL FINLAND			36,071,125

FRANCE — (5.3%)
	ABC arbitrage	10,275	70,243
	Accor SA	26,429	735,212
#	Actia Group	5,196	13,004
	Aeroports de Paris	3,577	349,174
#*	Air France-KLM	91,783	467,974
#	Air Liquide SA	40,713	5,172,758
*	Airbus SE	46,119	2,920,185
	Akka Technologies	6,847	217,946
#	AKWEL	7,562	94,581
	Albioma SA	14,003	463,778
	Alstom SA	15,576	638,912
	Altamir	3,771	62,919
	Alten SA	10,950	788,376
#*	Amplitude Surgical SAS	3,043	3,459
	Amundi SA	8,279	549,511
	Arkema SA	37,485	3,119,988
	Assystem SA	3,816	85,640
	Atos SE	35,892	2,566,785
	Aubay	3,407	88,812
	AXA SA	145,307	2,583,049
	Axway Software SA	3,324	54,471
*	Bastide le Confort Medical	1,878	66,513
#	Beneteau SA	17,013	107,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bigben Interactive	6,565	$85,075
	BioMerieux	4,451	549,938
	BNP Paribas SA	89,871	2,823,416
	Boiron SA	3,961	145,847
	Bollore SA	173,641	460,187
*	Bollore SA	708	1,889
	Bonduelle SCA	9,646	211,015
*	Bourbon Corp.	4,401	0
	Bouygues SA	76,951	2,367,641
	Bureau Veritas SA	63,856	1,325,646
	Burelle SA	16	9,915
	Capgemini SE	23,575	2,216,304
	Carrefour SA	95,076	1,411,995
#	Casino Guichard Perrachon SA	20,964	786,923
*	Cegedim SA	2,736	82,241
*	CGG SA	315,177	398,382
	Chargeurs SA	5,556	105,423
	Cie de Saint-Gobain	105,451	2,805,830
	Cie des Alpes	5,985	112,074
	Cie Generale des Etablissements Michelin SCA	58,543	5,656,485
#	Cie Plastic Omnium SA	36,230	686,042
*	CNP Assurances	34,280	353,657
*	Coface SA	54,195	318,757
	Credit Agricole SA	162,018	1,303,185
	Danone SA, Sponsored ADR	930	12,825
	Danone SA	50,418	3,513,985
	Dassault Aviation SA	24	19,546
	Dassault Systemes SE	2,715	397,667
	Derichebourg SA	50,289	141,111
	Devoteam SA	2,054	156,346
	Edenred	23,642	952,373
	Eiffage SA	41,936	3,427,085
	Electricite de France SA	155,164	1,235,249
	Electricite de Strasbourg SA	236	27,240
	Elior Group SA	50,692	334,809
	Elis SA	68,675	846,494
	Engie SA	206,273	2,237,971
#	Eramet	6,044	190,331
	EssilorLuxottica SA	13,958	1,733,925
*	Esso SA Francaise	1,283	23,965
#	Etablissements Maurel et Prom SA	7,093	13,225
#	Eurofins Scientific SE	3,260	1,803,336
#	Europcar Mobility Group	58,878	109,751
	Eutelsat Communications SA	97,976	1,096,967
*	Exel Industries, Class A	664	30,316
	Faurecia SE	35,576	1,274,739
	Fleury Michon SA	178	4,252
*	Fnac Darty S.A	9,670	312,518
	Gaztransport Et Technigaz SA	7,924	574,466
	Getlink SE	72,098	919,612
	GL Events	7,032	84,230
	Groupe Crit	1,957	108,546
	Groupe Gorge	782	11,218
#	Groupe Open	2,113	17,674
	Guerbet	4,015	126,641
	Haulotte Group SA	4,122	18,019
	Hermes International	2,765	2,021,408
	HEXAOM	1,748	48,897
*	ID Logistics Group	1,050	195,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Iliad SA	2,434	$362,473
	Imerys SA	15,262	478,808
	Ingenico Group SA	27,856	3,504,779
	Ipsen SA	4,514	336,125
	IPSOS	19,114	368,047
	Jacquet Metal Service SA	7,037	71,715
#	JCDecaux SA	31,152	644,833
	Kaufman & Broad SA	9,388	339,277
#	Kering SA	6,396	3,253,674
	Korian SA	25,387	852,684
#	Lagardere SCA	71,115	1,154,979
	Laurent-Perrier	280	23,611
	Le Belier	1,864	65,692
	Lectra	12,530	197,256
	Legrand SA	33,168	2,223,668
	Linedata Services	2,487	62,632
	LISI	11,190	180,988
	LNA Sante SA	2,930	129,963
	L’Oreal SA	5,558	1,615,939
	LVMH Moet Hennessy Louis Vuitton SE	21,810	8,431,583
	Maisons du Monde SA	5,640	50,739
	Manitou BF SA	3,915	59,984
	Manutan International	283	14,862
	Mersen SA	7,475	164,943
*	METabolic EXplorer SA	13,465	21,630
	Metropole Television SA	18,765	208,870
	Natixis SA	175,789	414,998
	Nexans SA	14,464	515,182
	Nexity SA	22,792	699,116
*	Nicox	5,711	25,160
	NRJ Group	7,862	43,682
#	Oeneo SA	11,330	134,168
*	OL Groupe SA	7,499	17,999
*	Onxeo SA	18,073	9,624
	Orange SA, Sponsored ADR	5,502	66,189
	Orange SA	455,998	5,539,935
	Orpea	9,013	1,002,541
	Pernod Ricard SA	3,402	519,471
	Peugeot SA	282,821	4,009,168
*	Pierre & Vacances SA	1,511	23,064
#	Plastivaloire	5,908	25,425
	Publicis Groupe SA, ADR	2,568	18,901
#	Publicis Groupe SA	80,475	2,375,538
	Quadient	16,120	222,614
	Rallye SA	9,436	80,620
#*	Recylex SA	5,631	12,368
#	Remy Cointreau SA	566	63,135
	Renault SA	34,417	678,175
	Rexel SA	137,632	1,285,452
	Robertet SA	157	136,929
	Rothschild & Co.	9,511	188,086
	Rubis SCA	18,143	812,852
	Safran SA	27,569	2,563,120
#	Sanofi	55,205	5,392,078
	Sartorius Stedim Biotech	3,380	810,433
	Savencia SA	2,035	120,434
#	Schneider Electric SE	36,324	3,356,786
	Schneider Electric SE	523	47,520
	SCOR SE	53,983	1,520,954

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SEB SA	8,272	$992,041
	Seche Environnement SA	808	31,228
	SES SA	186,615	1,243,227
	Societe BIC SA	9,439	472,166
	Societe Generale SA	137,633	2,159,328
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	8,589
	Societe pour l’Informatique Industrielle	3,659	71,211
#	Sodexo SA	21,840	1,746,010
*	SOITEC	6,172	567,512
#*	Solocal Group	173,704	29,542
	Somfy SA	3,809	318,824
	Sopra Steria Group	7,112	842,065
	SPIE SA	47,646	718,244
	Stef SA	2,270	170,838
	STMicroelectronics NV	123,310	3,175,412
	STMicroelectronics NV	5,594	143,039
	Suez	60,158	680,462
	Sword Group	2,456	69,921
	Synergie SA	5,310	116,192
	Tarkett SA	20,496	202,695
#*	Technicolor SA	66,788	15,427
	Teleperformance	9,074	2,032,657
	Television Francaise 1	34,570	169,255
	Thales SA	16,114	1,220,331
	Thermador Groupe	1,268	61,306
	Total Gabon	398	45,275
	Total SA	331,214	11,755,571
	TOTAL SA, Sponsored ADR	16,704	587,142
	Trigano SA	4,331	318,719
*	Ubisoft Entertainment SA	25,742	1,914,736
	Union Financiere de France BQE SA	1,909	32,352
	Valeo SA	106,552	2,442,479
#*	Vallourec SA	140,775	167,775
*	Valneva SE	16,053	73,627
	Veolia Environnement SA, ADR	1,217	26,056
	Veolia Environnement SA	46,913	1,000,112
	Vetoquinol SA	997	62,647
	Vicat SA	8,127	228,077
	Vilmorin & Cie SA	2,607	104,244
	Vinci SA	66,251	5,427,410
*	Virbac SA	1,379	271,931
#	Vivendi SA	42,899	927,183
#	Vranken-Pommery Monopole SA	1,450	22,962
*	Worldline SA	4,993	338,172
	XPO Logistics Europe SADIR	32	8,550

TOTAL FRANCE			170,025,088

GERMANY — (4.6%)
	1&1 Drillisch AG	13,878	322,916
	7C Solarparken AG	12,364	45,555
	Aareal Bank AG	29,001	472,396
	Adidas AG	14,063	3,219,476
*	Adler Modemaerkte AG	2,072	7,072
#	ADO Properties SA	10,618	297,470
*	ADVA Optical Networking SE	25,606	167,501
#*	AIXTRON SE	14,963	139,062
	All for One Group AG	816	33,309
#	Allgeier SE	1,536	49,980
	Allianz SE	29,730	5,471,249

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Allianz SE, Sponsored ADR	18,284	$340,997
	Amadeus Fire AG	2,121	218,418
	Aroundtown SA	162,988	876,690
	Atoss Software AG	673	135,282
	Aurubis AG	16,865	874,290
	BASF SE	42,712	2,185,849
	Basler AG	1,428	73,065
	Bauer AG	5,064	57,804
	Bayer AG, Sponsored ADR	1,092	17,963
	Bayer AG	149,078	9,804,764
	Bayerische Motoren Werke AG	76,817	4,518,774
	BayWa AG	6,904	202,550
	Bechtle AG	13,344	1,929,776
	Beiersdorf AG	7,706	806,266
	Bertrandt AG	2,454	94,461
	bet-at-home.com AG	1,209	52,385
	Bijou Brigitte AG	671	21,883
	Bilfinger SE	14,899	280,180
	Borussia Dortmund GmbH & Co. KGaA	51,092	360,175
	Brenntag AG	45,305	2,051,316
	CANCOM SE	8,667	441,244
	Carl Zeiss Meditec AG	4,552	448,862
*	CECONOMY AG	72,863	186,516
	CENIT AG	4,360	46,753
	Centrotec SE	3,260	45,709
	Cewe Stiftung & Co. KGAA	4,307	448,264
	comdirect bank AG	3,971	56,988
	Commerzbank AG	406,269	1,497,886
	CompuGroup Medical SE	9,159	696,068
	Continental AG	34,107	2,850,031
#	Corestate Capital Holding SA	6,754	139,067
	Covestro AG	66,432	2,231,525
	CropEnergies AG	12,538	98,974
	CTS Eventim AG & Co. KGaA	18,088	751,951
	Daimler AG	180,199	6,163,344
*	Delivery Hero SE	2,893	245,370
	Deutsche Bank AG	289,927	2,147,264
	Deutsche Bank AG	45,969	340,630
	Deutsche Beteiligungs AG	6,117	207,188
	Deutsche Boerse AG	21,374	3,313,791
	Deutsche EuroShop AG	13,778	198,428
#*	Deutsche Lufthansa AG	114,289	1,023,193
	Deutsche Pfandbriefbank AG	71,400	524,798
	Deutsche Post AG	93,242	2,769,957
	Deutsche Telekom AG	363,877	5,319,742
	Deutsche Wohnen SE	26,253	1,063,985
	Deutz AG	96,906	372,480
	DIC Asset AG	13,392	177,487
	DMG Mori AG	3,732	167,670
#	Dr Hoenle AG	1,186	47,454
	Draegerwerk AG & Co. KGaA	1,349	94,308
	Duerr AG	32,619	761,154
	E.ON SE	86,558	867,075
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,174	168,953
	EDAG Engineering Group AG	4,778	35,937
	Elmos Semiconductor AG	2,084	41,510
#*	ElringKlinger AG	12,064	65,515
	Energiekontor AG	4,020	80,220
	Evonik Industries AG	32,698	804,385

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Ferratum Oyj	610	$3,189
	Fielmann AG	8,958	589,034
	First Sensor AG	2,116	88,200
	FORTEC Elektronik AG	461	7,771
	Francotyp-Postalia Holding AG, Class A	4,794	15,394
	Fraport AG Frankfurt Airport Services Worldwide	14,456	633,223
	Freenet AG	79,469	1,507,581
	Fresenius Medical Care AG & Co. KGaA	35,908	2,814,128
	Fresenius SE & Co. KGaA	105,193	4,556,215
	Fuchs Petrolub SE	9,865	329,802
	GEA Group AG	23,923	548,982
	Gerresheimer AG	14,689	1,168,206
	Gesco AG	3,358	57,195
	GFT Technologies SE	10,615	97,058
#	Grammer AG	992	24,931
	Grand City Properties SA	25,875	541,096
*	H&R GmbH & Co. KGaA	5,091	23,044
	Hamburger Hafen und Logistik AG	12,333	200,665
	Hannover Rueck SE	6,891	1,097,974
	Hapag-Lloyd AG	10,234	1,466,107
	HeidelbergCement AG	30,933	1,466,568
*	Heidelberger Druckmaschinen AG	166,662	118,434
	Hella GmbH & Co KGaA	15,593	573,651
	Henkel AG & Co. KGaA	2,660	207,356
	Highlight Communications AG	2,448	9,128
	Hochtief AG	4,602	360,112
	HolidayCheck Group AG	10,948	15,121
	Hornbach Baumarkt AG	4,042	87,316
	Hornbach Holding AG & Co. KGaA	3,557	203,061
	Hugo Boss AG	23,320	647,465
*	Hypoport SE	949	334,561
	Indus Holding AG	9,144	281,446
	Infineon Technologies AG	150,777	2,803,083
	Infineon Technologies AG, ADR	9,006	165,305
*	Instone Real Estate Group AG	4,205	85,160
	Isra Vision AG	3,860	211,499
	IVU Traffic Technologies AG	4,393	62,466
	Jenoptik AG	10,649	219,315
	JOST Werke AG	3,836	103,923
	K+S AG	81,739	549,803
	KION Group AG	41,705	2,068,660
#	Kloeckner & Co. SE	35,562	145,748
	Knorr-Bremse AG	1,565	145,550
	Koenig & Bauer AG	6,842	140,682
	Krones AG	3,585	216,011
	KWS Saat SE & Co., KGaA	2,285	131,369
	Lanxess AG	39,604	1,948,730
	LEG Immobilien AG	15,856	1,820,346
	Leifheit AG	2,142	45,664
#*	Leoni AG	16,129	110,716
*	LPKF Laser & Electronics AG	3,217	69,491
#*	Manz AG	1,498	23,315
*	Medigene AG	1,354	6,407
	Merck KGaA	7,068	820,301
	METRO AG	95,603	835,311
	MLP SE	30,599	157,662
	MTU Aero Engines AG	15,622	2,127,332
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,479	2,514,179
	Nemetschek SE	20,451	1,286,672

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	New Work SE	996	$236,720
	Nexus AG	2,162	82,943
*	Nordex SE	28,602	229,979
	Norma Group SE	21,771	545,255
	OHB SE	2,856	107,380
#*	OSRAM Licht AG	27,041	1,189,924
	Paragon GmbH & Co. KGaA	760	10,298
	Patrizia AG	13,156	293,775
	Pfeiffer Vacuum Technology AG	3,384	557,597
	PNE AG	31,116	147,855
	Progress-Werk Oberkirch AG	638	12,709
#	ProSiebenSat.1 Media SE	84,797	847,430
	PSI Software AG	1,986	42,316
	Puma SE	12,245	769,175
	Puma SE	2,090	131,419
*	QIAGEN NV	14,153	588,839
	QSC AG	74,594	96,163
	Rational AG	995	480,162
	Rheinmetall AG	20,377	1,379,098
	RHOEN-KLINIKUM AG	6,013	119,695
*	RIB Software SE	7,658	242,865
*	Rocket Internet SE	34,645	728,777
	RTL Group SA	14,468	481,800
	RWE AG	77,383	2,226,130
	SAF-Holland SE	20,283	104,372
	Salzgitter AG	18,233	243,597
	SAP SE, Sponsored ADR	1,405	166,549
	SAP SE	20,529	2,445,151
*	Schaltbau Holding AG	1,428	40,854
	Schloss Wachenheim AG	576	7,945
	Scout24 AG	6,268	409,835
	Secunet Security Networks AG	408	67,002
*	SGL Carbon SE	3,031	9,387
*	Shop Apotheke Europe NV	864	63,948
	Siemens AG	42,784	3,948,240
	Siltronic AG	9,824	841,032
*	Sixt Leasing SE	6,215	122,593
	Sixt SE	7,260	494,199
*	SMA Solar Technology AG	3,612	114,957
*	SMT Scharf AG	697	6,953
	Softing AG	1,374	9,467
	Software AG	15,539	551,772
	Stabilus SA	7,794	332,918
	STRATEC SE	1,048	99,251
#	Stroeer SE & Co. KGaA	12,131	767,780
	Suedzucker AG	36,800	486,889
#*	SUESS MicroTec SE	7,962	74,466
	Surteco Group SE	3,208	69,266
	Symrise AG	14,502	1,469,191
	TAG Immobilien AG	35,197	770,944
	Takkt AG	14,788	120,157
*	Talanx AG	15,227	540,754
	Technotrans SE	3,675	52,156
#*	Tele Columbus AG	8,186	21,097
	Telefonica Deutschland Holding AG	442,048	1,257,521
#*	Thyssenkrupp AG	93,145	619,620
	Traffic Systems SE	789	20,911
	Uniper SE	57,725	1,552,942
	United Internet AG	58,783	2,022,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	VERBIO Vereinigte BioEnergie AG	10,179	$92,424
	Volkswagen AG	7,531	1,113,411
	Vonovia SE	25,633	1,267,512
	Vossloh AG	3,070	115,938
	Wacker Chemie AG	8,087	471,535
#	Wacker Neuson SE	13,053	162,062
	Washtec AG	4,170	164,530
	Wirecard AG	11,720	1,159,782
	Wuestenrot & Wuerttembergische AG	12,320	217,134
*	Zalando SE	5,048	247,421
#	Zeal Network SE	5,766	180,214

TOTAL GERMANY			147,625,884

GREECE — (0.1%)
	Aegean Airlines SA	2,697	17,418
*	Alpha Bank AE	159,412	116,407
	AUTOHELLAS SA	3,700	18,974
	Bank of Greece	4,789	68,863
*	Ellaktor SA	26,314	25,717
*	Eurobank Ergasias Services and Holdings SA, Class A	179,981	72,700
*	FF Group	1,384	6,782
	Fourlis Holdings SA	4,698	18,403
*	GEK Terna Holding Real Estate Construction SA	10,043	64,113
	Hellenic Exchanges - Athens Stock Exchange SA	12,599	46,959
	Hellenic Petroleum SA	5,690	37,790
	Hellenic Telecommunications Organization SA	19,115	252,538
	Holding Co. ADMIE IPTO SA	25,205	56,541
	JUMBO SA	11,060	173,088
*	Marfin Investment Group Holdings SA	213,223	15,563
	Motor Oil Hellas Corinth Refineries SA	11,658	172,735
	Mytilineos SA	7,593	56,620
*	National Bank of Greece SA	48,125	65,260
	OPAP SA	6,979	62,513
*	Piraeus Bank SA	119,111	158,981
*	Public Power Corp. SA	4,356	12,658
	Sarantis SA	2,316	19,833
	Terna Energy SA	12,421	115,999
*	Titan Cement International SA	2,126	29,410

TOTAL GREECE			1,685,865

HONG KONG — (2.0%)
	Aeon Credit Service Asia Co., Ltd.	96,000	71,452
#	Agritrade Resources, Ltd.	1,490,000	31,983
	AIA Group, Ltd.	562,200	5,159,740
	Allied Properties HK, Ltd.	696,000	173,351
	APAC Resources, Ltd.	66,000	7,494
*	Applied Development Holdings, Ltd.	415,000	10,162
#	Asia Financial Holdings, Ltd.	72,000	34,140
	Asia Standard International Group, Ltd.	326,000	39,632
#	Asiasec Properties, Ltd.	63,900	10,547
	ASM Pacific Technology, Ltd.	114,900	1,161,031
	Bank of East Asia, Ltd. (The)	254,690	539,537
	BOC Aviation, Ltd.	83,000	567,543
	BOC Hong Kong Holdings, Ltd.	622,000	1,909,001
	BOCOM International Holdings Co., Ltd.	215,000	28,810
	BOE Varitronix, Ltd.	309,000	82,994
	Bright Smart Securities & Commodities Group, Ltd.	274,000	35,460
*	Brightoil Petroleum Holdings, Ltd.	789,000	57,248

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Build King Holdings, Ltd.	90,000	$9,593
*	Burwill Holdings, Ltd.	882,000	3,026
	Cafe de Coral Holdings, Ltd.	212,000	437,348
*	Camsing International Holding, Ltd.	24,000	1,347
#	Cathay Pacific Airways, Ltd.	414,000	492,395
	Century City International Holdings, Ltd.	320,000	17,166
	CGN Mining Co., Ltd.	475,000	15,601
#*	China Best Group Holding, Ltd.	1,240,000	26,846
*	China Energy Development Holdings, Ltd.	1,658,000	39,906
	China Motor Bus Co., Ltd.	2,400	31,198
#	China New Higher Education Group, Ltd.	152,000	79,796
	China Star Entertainment, Ltd.	1,090,000	249,744
#*	China Strategic Holdings, Ltd.	4,765,000	14,021
	Chinese Estates Holdings, Ltd.	237,500	113,486
*	Chinlink International Holdings, Ltd.	179,600	16,606
	Chinney Investments, Ltd.	48,000	10,297
	Chow Sang Sang Holdings International, Ltd.	157,000	158,104
	Chow Tai Fook Jewellery Group, Ltd.	269,600	228,090
	Chuang’s China Investments, Ltd.	440,000	22,474
	Chuang’s Consortium International, Ltd.	444,000	65,578
	CK Asset Holdings, Ltd.	330,700	2,089,607
	CK Hutchison Holdings, Ltd.	487,700	3,614,916
	CK Infrastructure Holdings, Ltd.	72,500	430,651
#	CK Life Sciences Intl Holdings, Inc.	1,156,000	148,409
	CLP Holdings, Ltd.	137,000	1,466,465
	CNQC International Holdings, Ltd.	342,500	36,598
#	Convenience Retail Asia, Ltd.	92,000	48,681
#*	Convoy Global Holdings, Ltd.	1,758,000	7,098
*	Cosmopolitan International Holdings, Ltd.	288,000	37,153
	Cowell e Holdings, Inc.	127,000	34,284
*	Crocodile Garments	99,000	4,909
	Cross-Harbour Holdings, Ltd. (The)	62,671	91,711
	CSI Properties, Ltd.	2,770,000	96,427
*	CST Group, Ltd.	6,304,000	20,182
*	CW Group Holdings, Ltd.	193,500	1,081
	Dah Sing Banking Group, Ltd.	223,600	219,509
	Dah Sing Financial Holdings, Ltd.	78,800	259,942
	Dickson Concepts International, Ltd.	75,000	39,450
#	Dynamic Holdings, Ltd.	12,000	17,923
	Eagle Nice International Holdings, Ltd.	128,000	36,270
	EcoGreen International Group, Ltd.	50,000	7,651
*	eForce Holdings, Ltd.	408,000	6,695
*	Emperor Capital Group, Ltd.	2,052,000	41,218
	Emperor Entertainment Hotel, Ltd.	220,000	33,426
	Emperor International Holdings, Ltd.	598,000	110,479
	Emperor Watch & Jewellery, Ltd.	1,680,000	30,206
*	ENM Holdings, Ltd.	360,000	27,777
*	Esprit Holdings, Ltd.	1,091,700	104,697
#	Fairwood Holdings, Ltd.	31,500	75,430
	Far East Consortium International, Ltd.	651,026	230,945
*	Far East Holdings International, Ltd.	117,000	2,162
	Fiber Optic Center, Inc.	310,000	2,099
*	FIH Mobile, Ltd.	1,512,000	168,987
	First Pacific Co., Ltd.	1,222,000	252,509
*	First Shanghai Investments, Ltd.	392,000	16,623
	Fountain SET Holdings, Ltd.	350,000	52,222
*	Freeman Fintech Corp, Ltd.	532,000	6,176
	Fuguiniao Co., Ltd.	37,999	3,566
#*	Future World Financial Holdings, Ltd.	21,796	52

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group, Ltd.	266,000	$1,710,780
*	Genting Hong Kong, Ltd.	188,000	13,519
	Get Nice Holdings, Ltd.	3,476,000	54,851
	Giordano International, Ltd.	818,000	164,905
#*	Global Brands Group Holding, Ltd.	237,400	6,601
	Golden Resources Development International, Ltd.	152,000	11,779
#*	Gold-Finance Holdings, Ltd.	184,000	320
*	Good Resources Holdings, Ltd.	630,000	6,993
*	Goodbaby International Holdings, Ltd.	422,000	43,198
	Great Eagle Holdings, Ltd.	111,214	331,758
*	Great Harvest Maeta Group Holdings, Ltd.	202,500	27,211
*	G-Resources Group, Ltd.	11,061,000	62,883
	Group Sense International, Ltd.	390,000	9,759
	Guoco Group, Ltd.	2,000	28,213
#	Guotai Junan International Holdings, Ltd.	1,430,000	187,493
	Haitong International Securities Group, Ltd.	1,345,770	315,091
	Hang Lung Group, Ltd.	340,000	776,582
	Hang Lung Properties, Ltd.	330,000	705,938
	Hang Seng Bank, Ltd.	102,900	1,799,726
	Hanison Construction Holdings, Ltd.	60,757	8,436
*	Hao Tian Development Group, Ltd.	500,500	12,635
	Henderson Land Development Co., Ltd.	207,909	847,356
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	268,999
	HKBN, Ltd.	247,000	425,362
	HKR International, Ltd.	388,960	172,927
	HKT Trust & HKT, Ltd.	653,000	1,053,759
	Hon Kwok Land Investment Co., Ltd.	22,000	6,817
	Hong Kong & China Gas Co., Ltd.	445,167	797,828
	Hong Kong Exchanges & Clearing, Ltd.	93,746	3,005,697
	Hong Kong Ferry Holdings Co., Ltd.	18,000	15,500
#*	Hong Kong Finance Investment Holding Group, Ltd.	570,000	55,032
	Hongkong & Shanghai Hotels, Ltd. (The)	209,500	190,438
	Hosa International, Inc.	144,000	1,010
	Hsin Chong Group Holdings, Ltd.	620,000	20,993
*	Huan Yue Interactive Holdings, Ltd.	86,000	10,572
*	Huayi Tencent Entertainment Co., Ltd.	810,000	8,959
	Hung Hing Printing Group, Ltd.	74,000	10,508
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	128,928
	Hysan Development Co., Ltd.	139,000	463,726
*	I-CABLE Communications, Ltd.	800,100	5,645
*	Imagi International Holdings, Ltd.	90,300	5,483
	International Housewares Retail Co., Ltd.	113,000	27,560
*	IPE Group, Ltd.	180,000	16,331
#*	IRC, Ltd.	1,928,000	20,396
	IT, Ltd.	364,000	62,184
#	ITC Properties Group, Ltd.	189,927	22,291
	Jacobson Pharma Corp., Ltd.	54,000	10,208
	Johnson Electric Holdings, Ltd.	182,500	306,437
	Karrie International Holdings, Ltd.	338,000	46,313
	Kerry Logistics Network, Ltd.	283,500	387,695
	Kerry Properties, Ltd.	264,000	729,161
	Kingmaker Footwear Holdings, Ltd.	158,000	16,149
	Kingston Financial Group, Ltd.	962,000	81,251
	Kowloon Development Co., Ltd.	192,000	224,212
	Kwoon Chung Bus Holdings, Ltd.	22,000	7,559
	Lai Sun Development Co., Ltd.	97,880	114,420
*	Landing International Development, Ltd.	679,800	26,698
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	381,000	65,840

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Li & Fung, Ltd.	2,582,000	$387,663
	Lifestyle International Holdings, Ltd.	220,500	209,887
	Lippo China Resources, Ltd.	810,000	16,639
	Lippo, Ltd.	58,000	19,638
	Liu Chong Hing Investment, Ltd.	96,000	97,320
	L’Occitane International SA	214,750	330,791
	Luk Fook Holdings International, Ltd.	155,000	331,891
	Lung Kee Bermuda Holdings	74,000	21,281
*	Macau Legend Development, Ltd.	873,000	105,893
	Man Wah Holdings, Ltd.	790,400	453,911
#	Mason Group Holdings, Ltd.	9,010,798	21,971
	Master Glory Group, Ltd.	197,847	2,488
*	Meilleure Health International Industry Group, Ltd.	6,000	246
	Melco International Development, Ltd.	443,000	828,106
	Melco Resorts & Entertainment, Ltd., ADR	3,081	48,741
#	MGM China Holdings, Ltd.	242,400	299,343
*	Midland Holdings, Ltd.	154,854	18,906
	Ming Fai International Holdings, Ltd.	139,000	14,457
	Miramar Hotel & Investment	79,000	145,418
	Modern Dental Group, Ltd.	140,000	22,018
	MTR Corp., Ltd.	62,833	348,115
	NagaCorp., Ltd.	774,000	913,507
	Nameson Holdings, Ltd.	354,000	19,104
	New World Development Co., Ltd.	1,086,808	1,284,002
*	NewOcean Energy Holdings, Ltd.	370,000	51,441
#	NOVA Group Holdings, Ltd.	110,000	20,716
	NWS Holdings, Ltd.	485,116	505,572
	OP Financial, Ltd.	148,000	20,666
	Oriental Watch Holdings	278,000	61,159
	Oshidori International Holdings, Ltd.	1,594,198	124,729
	Pacific Basin Shipping, Ltd.	2,167,000	265,481
	Pacific Textiles Holdings, Ltd.	553,000	279,827
	Paliburg Holdings, Ltd.	128,000	34,431
#	Paradise Entertainment, Ltd.	132,000	12,343
*	PC Partner Group, Ltd.	122,000	20,281
#	PCCW, Ltd.	2,161,000	1,323,794
	Perfect Shape Medical, Ltd.	124,000	37,435
	Pico Far East Holdings, Ltd.	324,000	46,262
	Playmates Holdings, Ltd.	260,000	32,838
*	Playmates Toys, Ltd.	300,000	11,945
	Polytec Asset Holdings, Ltd.	419,300	45,759
	Power Assets Holdings, Ltd.	117,500	787,282
	Prada SpA	153,700	499,013
#*	PT International Development Co., Ltd.	454,000	18,062
	Public Financial Holdings, Ltd.	198,000	58,370
*	PYI Corp., Ltd.	446,000	4,325
	Rare Earth Magnesium Technology Group Holdings, Ltd.	0	0
	Regal Hotels International Holdings, Ltd.	150,000	62,806
	Regina Miracle International Holdings, Ltd.	81,000	38,432
#	Sa Sa International Holdings, Ltd.	639,838	119,983
	Safety Godown Co., Ltd.	8,000	12,306
	Sands China, Ltd.	145,600	589,461
	SAS Dragon Holdings, Ltd.	88,000	26,757
	SEA Holdings, Ltd.	60,582	49,019
	Shangri-La Asia, Ltd.	566,000	467,387
	Shenwan Hongyuan HK, Ltd.	120,000	14,155
	Shougang Concord International Enterprises Co., Ltd.	676,800	128,394
	Shun Tak Holdings, Ltd.	720,000	251,816
*	Sincere Watch Hong Kong, Ltd.	430,000	5,413

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sing Tao News Corp., Ltd.	146,000	$21,701
	Singamas Container Holdings, Ltd.	870,000	47,639
	Sino Land Co., Ltd.	485,204	678,087
	Sitoy Group Holdings, Ltd.	176,000	10,748
	SJM Holdings, Ltd.	607,000	599,317
	SmarTone Telecommunications Holdings, Ltd.	238,500	150,608
*	SOCAM Development, Ltd.	26,610	6,180
	Soundwill Holdings, Ltd.	41,000	37,755
	Stella International Holdings, Ltd.	163,000	164,022
*	Summit Ascent Holdings, Ltd.	256,000	22,764
	Sun Hung Kai & Co., Ltd.	314,000	129,062
	Sun Hung Kai Properties, Ltd.	103,500	1,415,241
	SUNeVision Holdings, Ltd.	80,000	56,874
	Swire Pacific, Ltd., Class A	96,000	624,304
	Swire Pacific, Ltd., Class B	167,500	183,115
	Swire Properties, Ltd.	90,000	252,429
	TAI Cheung Holdings, Ltd.	164,000	113,066
#	Tao Heung Holdings, Ltd.	168,000	21,797
	Tech-Pro, Inc.	1,538,000	2,539
	Techtronic Industries Co., Ltd.	197,500	1,497,545
	Television Broadcasts, Ltd.	147,400	203,459
	Texwinca Holdings, Ltd.	404,000	68,357
#*	TOM Group, Ltd.	54,000	7,773
#	Town Health International Medical Group, Ltd.	274,000	9,119
	Tradelink Electronic Commerce, Ltd.	290,000	40,818
	Transport International Holdings, Ltd.	101,011	227,010
*	Trinity, Ltd.	666,000	10,840
	Tsui Wah Holdings, Ltd.	264,000	11,688
	Union Medical Healthcare, Ltd.	47,000	25,689
#	United Laboratories International Holdings, Ltd. (The)	338,000	291,955
*	Value Convergence Holdings, Ltd.	148,000	4,856
	Valuetronics Holdings, Ltd.	220,780	99,634
	Vantage International Holdings, Ltd.	70,000	3,884
	Vedan International Holdings, Ltd.	124,000	11,532
#	Vitasoy International Holdings, Ltd.	262,000	934,421
	VPower Group International Holdings, Ltd.	43,000	17,800
	VSTECS Holdings, Ltd.	350,000	161,037
	VTech Holdings, Ltd.	58,600	441,844
	Wai Kee Holdings, Ltd.	62,000	33,772
	Wang On Group, Ltd.	4,680,000	45,993
	WH Group, Ltd.	2,349,000	2,240,364
	Wharf Holdings, Ltd. (The)	351,000	664,894
#	Wharf Real Estate Investment Co., Ltd.	95,000	402,180
	Wheelock & Co., Ltd.	124,000	908,794
	Win Hanverky Holdings, Ltd.	114,000	4,840
	Wing Tai Properties, Ltd.	52,000	31,830
	Wonderful Sky Financial Group Holdings, Ltd.	94,000	7,414
	Wynn Macau, Ltd.	184,800	319,126
	Xinyi Glass Holdings, Ltd.	936,000	1,084,035
#	YT Realty Group, Ltd.	62,245	16,809
	Yue Yuen Industrial Holdings, Ltd.	340,000	542,354
#*	Zhaobangji Properties Holdings, Ltd.	136,000	24,023

TOTAL HONG KONG			64,667,781

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	217,470
	MOL Hungarian Oil & Gas P.L.C.	176,173	1,115,319
	OTP Bank P.L.C.	19,097	565,576

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	29,139	$622,664

TOTAL HUNGARY			2,521,029

INDIA — (2.9%)
*	3M India, Ltd.	498	126,562
	Aarti Drugs, Ltd.	3,902	36,742
	Aarti Industries, Ltd.	20,266	294,492
*	Aarti Surfactants, Ltd.	1,013	538
	ABB India, Ltd.	1,147	13,765
*	ABB Powar Products & System India, Ltd.	229	2,462
	Abbott India, Ltd.	863	200,672
	ACC, Ltd.	11,892	183,581
	Adani Enterprises, Ltd.	87,517	161,451
	Adani Gas, Ltd.	87,517	120,635
*	Adani Green Energy, Ltd.	66,600	185,293
	Adani Ports & Special Economic Zone, Ltd.	118,082	454,239
*	Adani Power, Ltd.	468,478	194,830
*	Adani Transmissions, Ltd.	105,739	287,365
*	Aditya Birla Capital, Ltd.	190,334	125,659
*	Aditya Birla Fashion and Retail, Ltd.	49,641	75,950
	Advanced Enzyme Technologies, Ltd.	14,719	28,347
	Aegis Logistics, Ltd.	25,160	56,371
	Agro Tech Foods, Ltd.	1,165	7,328
	Ahluwalia Contracts India, Ltd.	1,883	4,568
	AIA Engineering, Ltd.	6,681	144,057
	Ajanta Pharma, Ltd.	12,094	237,275
	Akzo Nobel India, Ltd.	2,300	63,387
	Alembic Pharmaceuticals, Ltd.	25,708	253,055
	Alembic, Ltd.	28,091	18,823
	Alkyl Amines Chemicals	1,008	23,806
	Allcargo Logistics, Ltd.	31,372	31,020
	Amara Raja Batteries, Ltd.	20,590	155,404
	Ambuja Cements, Ltd.	205,102	465,426
*	Amtek Auto, Ltd.	25,857	178
	Anant Raj, Ltd.	44,042	9,838
	Andhra Sugars, Ltd. (The)	1,273	4,313
*	Anup Engineering, Ltd.	2,154	9,036
	Apar Industries, Ltd.	5,035	20,712
	APL Apollo Tubes, Ltd.	3,758	71,305
	Apollo Hospitals Enterprise, Ltd.	16,947	312,215
	Apollo Tyres, Ltd.	127,582	162,138
*	Arvind Fashions, Ltd.	11,632	21,438
	Arvind, Ltd.	58,162	18,563
	Asahi India Glass, Ltd.	16,342	36,430
	Ashiana Housing, Ltd.	13,215	7,445
	Ashok Leyland, Ltd.	417,902	286,950
*	Ashoka Buildcon, Ltd.	26,970	22,686
	Asian Paints, Ltd.	22,199	518,944
*	Aster DM Healthcare, Ltd.	22,456	29,361
	Astra Microwave Products, Ltd.	5,679	4,857
	Astral Polytechnik, Ltd.	10,589	132,948
	Atul, Ltd.	3,254	209,452
	Aurobindo Pharma, Ltd.	130,293	1,065,585
	Automotive Axles, Ltd.	3,296	22,113
	Avanti Feeds, Ltd.	16,178	91,839
*	Avenue Supermarts, Ltd.	11,722	363,908
	Axis Bank, Ltd.	162,407	947,042
	Bajaj Auto, Ltd.	12,936	449,937
*	Bajaj Consumer Care, Ltd.	18,382	35,103

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Electricals, Ltd.	15,666	$70,694
	Bajaj Finance, Ltd.	11,609	354,938
	Bajaj Finserv, Ltd.	5,764	386,941
*	Bajaj Hindusthan Sugar, Ltd.	134,537	9,921
	Bajaj Holdings & Investment, Ltd.	8,383	226,201
	Balaji Amines, Ltd.	4,219	22,888
	Balkrishna Industries, Ltd.	23,789	289,247
	Balmer Lawrie & Co., Ltd.	37,109	49,303
	Balrampur Chini Mills, Ltd.	76,326	100,349
	Banco Products India, Ltd.	9,409	8,652
	Bandhan Bank, Ltd.	18,404	63,483
*	Bank of Baroda	256,940	166,836
*	Bank of Maharashtra	643,173	81,800
	BASF India, Ltd.	2,387	33,119
	Bata India, Ltd.	8,574	156,722
	BEML, Ltd.	6,817	52,700
	Berger Paints India, Ltd.	33,662	225,736
	Bhansali Engineering Polymers, Ltd.	13,207	6,765
	Bharat Dyanamics, Ltd.	6,506	18,606
	Bharat Electronics, Ltd.	242,806	232,331
	Bharat Forge, Ltd.	82,220	333,968
	Bharat Heavy Electricals, Ltd.	215,025	64,167
	Bharat Petroleum Corp., Ltd.	58,582	288,032
	Bharat Rasayan, Ltd.	275	25,098
*	Bharti Airtel, Ltd.	356,657	2,430,058
	Bharti Infratel, Ltd.	117,400	271,385
	Biocon, Ltd.	57,406	268,008
	Birla Corp., Ltd.	9,881	53,662
*	Birla Tyres, Ltd.	20,163	1,786
*	Birlasoft, Ltd.	76,048	72,604
	Bliss Gvs Pharma, Ltd.	16,236	20,784
	Blue Dart Express, Ltd.	1,564	46,178
	Blue Star, Ltd.	6,502	45,818
	Bodal Chemicals, Ltd.	20,599	14,234
	Bombay Dyeing & Manufacturing Co., Ltd.	30,998	21,124
	Borosil Renewables, Ltd.	14,247	7,025
	Bosch, Ltd.	1,792	250,236
	Brigade Enterprises, Ltd.	23,168	36,320
	Britannia Industries, Ltd.	7,461	311,707
	BSE, Ltd.	5,002	25,835
	Cadila Healthcare, Ltd.	66,448	285,196
	Can Fin Homes, Ltd.	23,250	98,596
*	Canara Bank	154,765	178,864
	Capacit’e Infraprojects, Ltd.	8,742	10,067
	Caplin Point Laboratories, Ltd.	5,976	27,505
	Carborundum Universal, Ltd.	21,129	62,009
	Care Ratings, Ltd.	9,089	44,576
	Castrol India, Ltd.	102,916	177,312
	CCL Products India, Ltd.	36,778	94,439
	Ceat, Ltd.	8,354	88,660
	Central Depository Services India, Ltd.	4,556	13,623
	Century Plyboards India, Ltd.	21,503	34,780
	Century Textiles & Industries, Ltd.	18,623	71,661
	Cera Sanitaryware, Ltd.	2,805	82,464
	CESC, Ltd.	15,790	135,673
*	CG Power and Industrial Solutions, Ltd.	125,534	13,252
	Chambal Fertilizers & Chemicals, Ltd.	67,533	115,744
*	Chennai Petroleum Corp., Ltd.	13,408	11,065
	Chennai Super Kings Cricket, Ltd.	52,326	294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Cholamandalam Financial Holdings, Ltd.	25,504	$99,885
	Cholamandalam Investment and Finance Co., Ltd.	100,903	210,931
	Cipla, Ltd.	82,670	643,825
	City Union Bank, Ltd.	73,408	138,969
	Coal India, Ltd.	114,694	224,729
	Cochin Shipyard, Ltd.	16,230	53,491
*	Coffee Day Enterprises, Ltd.	10,998	2,777
	Colgate-Palmolive India, Ltd.	14,777	286,186
	Container Corp. Of India, Ltd.	45,196	224,167
	Coromandel International, Ltd.	43,719	340,193
*	Cox & Kings Financial Service, Ltd.	0	0
*	CreditAccess Grameen, Ltd.	3,366	21,682
	CRISIL, Ltd.	5,681	110,704
	Crompton Greaves Consumer Electricals, Ltd.	118,788	349,539
	Cummins India, Ltd.	9,407	46,841
	Cyient, Ltd.	9,656	29,343
	Dabur India, Ltd.	53,464	346,369
*	Dalmia Bharat, Ltd.	23,498	162,614
	DB Corp., Ltd.	24,605	24,385
	DCB Bank, Ltd.	84,198	89,195
	DCM Shriram, Ltd.	20,669	74,941
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	17,393
	Deepak Nitrite, Ltd.	7,234	48,073
	Delta Corp., Ltd.	32,285	29,256
*	DEN Networks, Ltd.	14,544	10,418
	Dhampur Sugar Mills, Ltd.	11,915	15,797
	Dhanuka Agritech, Ltd.	5,798	34,141
	Dilip Buildcon, Ltd.	15,884	53,969
*	Dish TV India, Ltd.	100,541	6,392
	Dishman Carbogen Amcis, Ltd.	27,694	30,816
	Divi’s Laboratories, Ltd.	18,399	567,359
	Dixon Technologies India, Ltd.	553	33,387
	DLF, Ltd.	156,742	300,256
	Dr Lal PathLabs, Ltd.	4,848	100,572
	Dr Reddy’s Laboratories, Ltd., ADR	6,774	346,761
	Dr Reddy’s Laboratories, Ltd.	16,250	840,574
	Dredging Corp. of India, Ltd.	1,813	5,474
	eClerx Services, Ltd.	10,525	64,648
	Edelweiss Financial Services, Ltd.	141,455	73,742
	Eicher Motors, Ltd.	1,653	319,724
	EID Parry India, Ltd.	27,575	53,155
	EIH, Ltd.	34,031	33,934
	Elgi Equipments, Ltd.	6,868	11,871
	Emami, Ltd.	31,132	80,573
	Endurance Technologies, Ltd.	4,761	42,456
	Engineers India, Ltd.	64,564	57,551
	Eris Lifesciences, Ltd.	2,384	15,703
	Escorts, Ltd.	21,460	200,891
	Essel Propack, Ltd.	10,881	25,681
*	Excel Industries, Ltd.	767	6,668
	Exide Industries, Ltd.	110,985	231,592
	Fairchem Speciality, Ltd.	1,483	8,932
	FDC, Ltd.	13,382	43,057
	Federal Bank, Ltd.	857,865	551,472
	Fine Organic Industries, Ltd.	725	19,280
	Finolex Cables, Ltd.	17,786	60,114
	Finolex Industries, Ltd.	14,401	76,816
	Firstsource Solutions, Ltd.	78,315	36,429
*	Force Motors, Ltd.	3,168	36,390

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare, Ltd.	183,158	$306,296
*	Future Consumer, Ltd.	53,466	6,577
*	Future Enterprises, Ltd.	73,595	12,378
	Future Lifestyle Fashions, Ltd.	6,919	14,246
*	Future Retail, Ltd.	28,880	32,780
	Gabriel India, Ltd.	18,231	19,997
	GAIL India, Ltd.	452,543	567,532
	Galaxy Surfactants, Ltd.	1,273	23,601
	Garware Technical Fibres, Ltd.	4,218	70,968
	Gateway Distriparks, Ltd.	21,066	25,562
	Gati, Ltd.	10,050	5,117
	GE T&D India, Ltd.	23,648	26,429
	General Insurance Corp. of India	16,865	31,001
*	GFL, Ltd.	10,933	12,350
	GHCL, Ltd.	18,451	25,654
	GIC Housing Finance, Ltd.	10,571	10,156
	Gillette India, Ltd.	1,460	103,418
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	82,995
	Glenmark Pharmaceuticals, Ltd.	58,036	256,871
	GMM Pfaudler, Ltd.	529	24,482
*	GMR Infrastructure, Ltd.	456,322	102,868
	Godfrey Phillips India, Ltd.	5,565	74,058
	Godrej Agrovet, Ltd.	3,418	18,425
	Godrej Consumer Products, Ltd.	33,599	241,028
	Godrej Industries, Ltd.	28,932	101,382
*	Godrej Properties, Ltd.	845	7,511
	Granules India, Ltd.	57,964	123,131
	Graphite India, Ltd.	5,384	14,849
	Grasim Industries, Ltd.	85,003	567,607
	Great Eastern Shipping Co., Ltd. (The)	25,115	78,188
*	Greaves Cotton, Ltd.	37,599	39,617
*	Greenpanel Industries, Ltd.	11,914	4,335
	Greenply Industries, Ltd.	11,914	16,390
	Grindwell Norton, Ltd.	6,276	43,111
	Gujarat Alkalies & Chemicals, Ltd.	9,787	46,864
	Gujarat Ambuja Exports, Ltd.	18,206	29,327
*	Gujarat Fluorochemicals, Ltd.	10,933	45,099
	Gujarat Gas, Ltd.	49,860	172,350
	Gujarat Industries Power Co., Ltd.	5,497	4,296
	Gujarat Mineral Development Corp., Ltd.	43,682	22,690
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	36,138
	Gujarat Pipavav Port, Ltd.	89,581	67,755
	Gujarat State Petronet, Ltd.	79,360	219,089
	Gulf Oil Lubricants India, Ltd.	3,107	24,583
*	GVK Power & Infrastructure, Ltd.	219,054	7,930
	Hatsun Agro Products, Ltd.	8,409	56,454
	Havells India, Ltd.	37,085	276,152
	HBL Power Systems, Ltd.	44,277	7,611
	HCL Technologies, Ltd.	172,553	1,240,831
	HDFC Asset Management Co., Ltd.	3,334	111,837
	HDFC Bank Ltd.	182,588	2,393,390
	HDFC Life Insurance Co., Ltd.	52,375	345,601
*	HealthCare Global Enterprises, Ltd.	2,300	2,115
	HEG, Ltd.	1,530	16,160
	HeidelbergCement India, Ltd.	34,643	71,562
*	Hemisphere Properties India, Ltd.	14,869	12,385
	Heritage Foods, Ltd.	7,562	27,501
	Hero MotoCorp, Ltd.	36,123	1,023,836
	Hester Biosciences, Ltd.	789	13,970

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hexaware Technologies, Ltd.	48,535	$179,901
	HFCL, Ltd.	235,479	34,111
	Hikal, Ltd.	22,547	33,250
	HIL, Ltd.	1,370	14,340
	Himadri Speciality Chemical, Ltd.	41,325	27,093
	Himatsingka Seide, Ltd.	16,762	12,059
	Hindalco Industries, Ltd.	335,067	567,450
	Hinduja Global Solutions, Ltd.	3,563	27,361
*	Hindustan Oil Exploration Co., Ltd.	6,123	3,264
	Hindustan Petroleum Corp., Ltd.	107,239	311,627
	Hindustan Unilever, Ltd.	36,054	1,048,710
	Honda SIEL Power Products, Ltd.	538	6,304
	Honeywell Automation India, Ltd.	113	42,368
	Hopewell Tableware, Ltd.	14,247	26,523
	Housing Development Finance Corp., Ltd.	71,710	1,814,032
	Huhtamaki PPL, Ltd.	7,123	19,635
	ICICI Bank, Ltd., Sponsored ADR	87,297	852,019
	ICICI Bank, Ltd.	115,986	578,133
	ICICI Lombard General Insurance Co., Ltd.	3,540	59,688
	ICICI Prudential Life Insurance Co., Ltd.	17,268	93,853
	ICICI Securities, Ltd.	18,452	87,951
*	IDFC First Bank, Ltd.	1,049,021	301,231
	IDFC, Ltd.	434,035	83,487
*	IFB Industries, Ltd.	923	5,030
*	IFCI, Ltd.	305,817	16,585
	IIFL Finance, Ltd.	55,498	56,249
	IIFL Securities, Ltd.	28,342	12,803
	IIFL Wealth Management, Ltd.	4,889	61,034
	India Cements, Ltd. (The)	98,908	135,248
	India Glycols, Ltd.	4,576	16,815
	Indiabulls Housing Finance, Ltd.	126,786	222,107
*	Indiabulls Integrated Services, Ltd.	866	497
*	Indiabulls Real Estate, Ltd.	117,594	90,266
	Indiabulls Ventures, Ltd.	81,210	113,851
	Indiabulls Ventures, Ltd.	1,855	723
*	Indian Bank	72,098	49,448
	Indian Energy Exchange, Ltd.	8,318	16,614
	Indian Hotels Co., Ltd. (The)	120,980	128,116
	Indian Hume Pipe Co., Ltd.	6,838	14,595
	Indian Oil Corp., Ltd.	163,516	182,183
*	Indian Overseas Bank	508,726	51,753
	Indo Count Industries, Ltd.	29,913	11,665
	Indoco Remedies, Ltd.	3,978	12,366
	Indraprastha Gas, Ltd.	42,275	267,784
	IndusInd Bank, Ltd.	16,030	97,768
	Infibeam Avenues, Ltd.	84,699	49,996
	Info Edge India, Ltd.	1,739	59,053
	Infosys, Ltd., Sponsored ADR	57,600	531,648
	Infosys, Ltd.	347,300	3,244,216
	Ingersoll-Rand India, Ltd.	4,123	34,391
	Inox Leisure, Ltd.	26,126	73,420
	Insecticides India, Ltd.	2,329	12,662
*	Intellect Design Arena, Ltd.	4,799	4,505
	InterGlobe Aviation, Ltd.	8,898	116,443
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	33,888
	Ipca Laboratories, Ltd.	10,606	226,310
*	IRB Infrastructure Developers, Ltd.	46,610	42,849
	IRCON International, Ltd.	22,130	25,018
	ITC, Ltd.	496,353	1,189,242

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ITD Cementation India, Ltd.	22,260	$11,134
	J Kumar Infraprojects, Ltd.	11,676	12,310
	Jagran Prakashan, Ltd.	42,069	23,164
	Jai Corp., Ltd.	15,986	14,806
*	Jain Irrigation Systems, Ltd.	128,745	11,873
*	Jaiprakash Power Ventures, Ltd.	239,763	2,200
*	Jammu & Kashmir Bank, Ltd. (The)	91,753	18,022
	Jamna Auto Industries, Ltd.	36,938	12,639
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	62,922
*	Jindal Photo Imaging, Ltd.	1,162	973
	Jindal Poly Films, Ltd.	4,651	15,243
	Jindal Saw, Ltd.	68,205	50,041
*	Jindal Stainless Hisar, Ltd.	44,114	25,778
*	Jindal Stainless, Ltd.	65,731	27,054
*	Jindal Steel & Power, Ltd.	211,669	259,380
	JK Cement, Ltd.	10,634	157,974
	JK Lakshmi Cement, Ltd.	14,891	39,309
	JK Paper, Ltd.	39,899	51,949
	JK Tyre & Industries, Ltd.	33,904	23,293
	JM Financial, Ltd.	118,794	101,832
	JMC Projects India, Ltd.	13,324	7,194
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	53,039
	JSW Energy, Ltd.	162,361	95,480
	JSW Steel, Ltd.	336,504	800,706
	JTEKT India, Ltd.	36,684	24,288
	Jubilant Foodworks, Ltd.	20,141	434,376
	Jubilant Life Sciences, Ltd.	47,407	251,538
*	Just Dial, Ltd.	9,334	49,781
	Jyothy Labs, Ltd.	16,716	25,667
	Kajaria Ceramics, Ltd.	36,382	180,522
	Kalpataru Power Transmission, Ltd.	20,554	63,066
	Kalyani Steels, Ltd.	8,932	18,117
	Kansai Nerolac Paints, Ltd.	17,289	93,776
	Karnataka Bank, Ltd. (The)	98,727	57,240
	Karur Vysya Bank, Ltd. (The)	162,946	63,451
	Kaveri Seed Co., Ltd.	10,833	53,609
	KCP, Ltd. (The)	22,107	12,447
	KEC International, Ltd.	37,781	97,774
	KEI Industries, Ltd.	27,752	106,618
	Kiri Industries, Ltd.	5,697	22,082
	Kirloskar Brothers, Ltd.	8,823	12,248
	Kirloskar Oil Engines, Ltd.	3,070	4,548
	KNR Constructions, Ltd.	14,656	40,574
	Kolte-Patil Developers, Ltd.	10,366	22,988
	Kotak Mahindra Bank, Ltd.	20,395	365,808
*	KPIT Technologies, Ltd.	58,305	43,448
	KPR Mill, Ltd.	10,842	66,441
	KRBL, Ltd.	25,487	64,999
	KSB, Ltd.	3,391	21,987
	L&T Finance Holdings, Ltd.	267,256	230,846
	L&T TECHNOLOGY SERVICES LTD	4,029	66,575
	Lakshmi Machine Works, Ltd.	1,159	37,246
*	Lakshmi Vilas Bank, Ltd. (The)	43,396	8,503
	Larsen & Toubro Infotech, Ltd.	7,341	154,479
	Larsen & Toubro, Ltd.	29,943	355,221
	Laurus Labs, Ltd.	8,048	54,454
	LG Balakrishnan & Bros, Ltd.	1,990	5,109
	LIC Housing Finance, Ltd.	153,416	573,883
	Linde India, Ltd.	3,102	22,054

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LT Foods, Ltd.	41,256	$11,917
	Lumax Industries, Ltd.	1,052	14,415
	Lupin, Ltd.	75,889	835,380
	LUX Industries, Ltd.	1,387	17,261
	Magma Fincorp, Ltd.	67,121	16,451
	Mahanagar Gas, Ltd.	9,680	123,826
	Maharashtra Scooters, Ltd.	1,426	42,449
	Maharashtra Seamless, Ltd.	9,479	27,911
	Mahindra & Mahindra Financial Services, Ltd.	170,771	372,964
	Mahindra & Mahindra, Ltd.	119,521	578,048
*	Mahindra CIE Automotive, Ltd.	39,842	49,895
*	Mahindra Holidays & Resorts India, Ltd.	23,216	40,544
	Mahindra Lifespace Developers, Ltd.	10,741	26,567
	Mahindra Logistics, Ltd.	1,951	6,725
	Majesco, Ltd.	3,087	11,042
	Manappuram Finance, Ltd.	268,325	473,107
	Mangalam Cement, Ltd.	1,575	3,229
	Mangalore Refinery & Petrochemicals, Ltd.	40,362	17,264
	Marico, Ltd.	102,266	389,679
	Marksans Pharma, Ltd.	74,161	19,679
	Maruti Suzuki India, Ltd.	8,648	612,125
	MAS Financial Services, Ltd.	4,593	38,288
	Mastek, Ltd.	4,519	15,256
*	Max Financial Services, Ltd.	13,365	82,432
*	Max India, Ltd.	39,284	31,857
	Mayur Uniquoters, Ltd.	8,640	17,424
	Meghmani Organics, Ltd.	33,015	21,873
	Minda Industries, Ltd.	27,183	103,742
	Mindtree, Ltd.	10,231	123,723
	Mishra Dhatu Nigam, Ltd.	5,601	15,759
	MM Forgings, Ltd.	2,351	5,789
	MOIL, Ltd.	25,672	43,921
*	Morepen Laboratories, Ltd.	25,505	6,158
	Motherson Sumi Systems, Ltd.	370,814	431,923
	Motilal Oswal Financial Services, Ltd.	14,330	96,357
	Mphasis, Ltd.	33,803	334,503
	MPS, Ltd.	1,144	4,224
	MRF, Ltd.	460	366,472
	Multi Commodity Exchange of India, Ltd.	3,463	48,727
*	Muthoot Capital Services, Ltd.	2,022	7,813
	Muthoot Finance, Ltd.	66,141	762,187
	Narayana Hrudayalaya, Ltd.	9,217	33,942
	Natco Pharma, Ltd.	32,406	261,268
	National Aluminium Co., Ltd.	244,294	102,238
	Nava Bharat Ventures, Ltd.	42,413	21,270
	Navin Fluorine International, Ltd.	2,409	49,759
	Navneet Education, Ltd.	39,220	37,618
	NBCC India, Ltd.	25,870	6,741
	NCC, Ltd.	180,448	61,625
	NESCO, Ltd.	8,606	51,113
	Nestle India, Ltd.	2,994	709,164
	Neuland Laboratories, Ltd.	1,890	11,102
	NHPC, Ltd.	332,705	91,715
	NIIT Technologies, Ltd.	3,028	48,173
	NIIT, Ltd.	21,787	24,359
	Nilkamal, Ltd.	2,650	37,370
	NLC India, Ltd.	66,590	40,061
	NMDC, Ltd.	262,907	278,926
	NOCIL, Ltd.	34,157	39,280

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NRB Bearings, Ltd.	20,512	$19,363
	NTPC, Ltd.	184,841	233,764
	Oberoi Realty, Ltd.	33,277	149,648
	Oil & Natural Gas Corp., Ltd.	112,193	118,501
	Oil India, Ltd.	67,389	87,755
	Omaxe, Ltd.	19,919	40,757
*	Oracle Financial Services Software, Ltd.	3,772	116,751
	Orient Cement, Ltd.	24,311	13,099
	Orient Electric, Ltd.	12,332	30,170
	Orient Refractories, Ltd.	10,208	19,833
	Oriental Carbon & Chemicals, Ltd.	634	5,198
	Page Industries, Ltd.	938	226,623
	Paisalo Digital, Ltd.	5,849	13,155
	Parag Milk Foods, Ltd.	11,590	13,951
*	PC Jeweller, Ltd.	54,077	8,578
	Persistent Systems, Ltd.	16,947	106,422
	Petronet LNG, Ltd.	293,933	944,215
	Pfizer, Ltd.	2,126	138,488
	Phillips Carbon Black, Ltd.	30,584	32,194
	Phoenix Mills, Ltd. (The)	13,613	98,712
	PI Industries, Ltd.	28,058	585,938
	Pidilite Industries, Ltd.	13,377	268,972
	Piramal Enterprises, Ltd.	31,505	402,207
	PNB Housing Finance, Ltd.	5,256	13,754
	PNC Infratech, Ltd.	30,500	50,288
	Poly Medicure, Ltd.	3,192	9,606
	Polyplex Corp., Ltd.	5,156	29,948
	Power Finance Corp., Ltd.	243,742	308,058
	Power Grid Corp. of India, Ltd.	162,617	350,371
	Power Mech Projects, Ltd.	2,409	12,095
	Praj Industries, Ltd.	23,067	18,737
	Prakash Industries, Ltd.	18,009	7,603
	Prestige Estates Projects, Ltd.	51,311	117,128
*	Prime Focus, Ltd.	22,316	8,357
	Prism Johnson, Ltd.	43,150	21,848
*	Procter & Gamble Health, Ltd.	1,041	59,205
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	240,434
	PSP Projects, Ltd.	3,112	15,141
	PTC India Financial Services, Ltd.	58,589	7,406
	PTC India, Ltd.	80,783	42,692
*	Punjab National Bank	439,236	187,765
	PVR, Ltd.	10,932	145,363
*	Quess Corp., Ltd.	19,671	54,697
	Quick Heal Technologies, Ltd.	2,580	4,025
	Radico Khaitan, Ltd.	16,295	64,027
	Rain Industries Ltd.	41,827	39,062
	Rajesh Exports, Ltd.	37,783	310,267
	Rallis India, Ltd.	20,715	58,330
	Ramco Cements, Ltd. (The)	24,308	178,228
	Ramco Industries, Ltd.	13,704	23,752
	Ramkrishna Forgings, Ltd.	4,671	11,544
	Rane Holdings, Ltd.	1,941	10,171
	Rashtriya Chemicals & Fertilizers, Ltd.	87,829	45,516
	Ratnamani Metals & Tubes, Ltd.	3,945	47,880
	Raymond, Ltd.	11,792	37,581
	RBL Bank, Ltd.	204,722	352,446
	REC, Ltd.	476,121	600,451
	Redington India, Ltd.	104,718	103,498
	Relaxo Footwears, Ltd.	12,843	108,043

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Reliance Industries, Ltd.	306,222	$5,945,755
*	Reliance Infrastructure, Ltd.	30,433	8,899
*	Reliance Power, Ltd.	208,281	6,337
	Repco Home Finance, Ltd.	16,370	27,389
	Rico Auto Industries, Ltd.	11,118	4,051
*	RP-SG Business Process Services, Ltd.	3,158	5,608
	Sadbhav Engineering, Ltd.	32,076	19,780
	Sadbhav Infrastructure Project, Ltd.	10,227	2,484
	Sagar Cements, Ltd.	1,007	3,968
*	Sanghi Industries, Ltd.	25,965	6,480
	Sanofi India, Ltd.	2,330	239,164
	Sasken Technologies, Ltd.	757	4,095
	SBI Life Insurance Co., Ltd.	4,052	38,904
	Schaeffler India, Ltd.	912	41,748
	Security & Intelligence Services India, Ltd.	2,382	13,253
	Sequent Scientific, Ltd.	6,658	6,661
	SH Kelkar & Co., Ltd.	1,304	1,128
	Shankara Building Products, Ltd.	3,114	10,550
	Sharda Cropchem, Ltd.	10,452	20,383
*	Sheela Foam, Ltd.	1,669	33,260
	Shilpa Medicare, Ltd.	7,390	35,369
*	Shipping Corp. of India, Ltd.	59,327	34,423
	Shoppers Stop, Ltd.	2,038	5,041
	Shree Cement, Ltd.	734	190,111
	Shriram City Union Finance, Ltd.	7,575	73,502
	Shriram Transport Finance Co., Ltd.	53,743	557,629
	Siemens, Ltd.	3,071	46,217
	Siyaram Silk Mills, Ltd.	4,587	8,135
	SKF India, Ltd.	2,554	49,906
	SML ISUZU, Ltd.	1,708	8,775
	Sobha, Ltd.	19,594	52,182
	Solar Industries India, Ltd.	6,105	71,412
	Solara Active Pharma Sciences, Ltd.	3,320	25,521
	Somany Ceramics, Ltd.	7,499	10,801
*	Somany Home Innovation, Ltd.	8,539	8,376
	Sonata Software, Ltd.	20,977	59,439
	South Indian Bank, Ltd. (The)	549,897	42,918
	SRF, Ltd.	6,328	310,132
	Srikalahasthi Pipes, Ltd.	2,877	5,647
	Star Cement, Ltd.	13,860	14,373
*	State Bank of India	130,826	326,884
*	State Bank of India, GDR	437	10,991
	Steel Authority of India, Ltd.	277,659	115,714
	Sterlite Technologies, Ltd.	52,825	62,583
	Strides Pharma Science, Ltd.	21,638	123,785
	Subros, Ltd.	10,122	21,794
	Sudarshan Chemical Industries	11,301	61,169
	Sun Pharmaceutical Industries, Ltd.	148,201	906,885
	Sun TV Network, Ltd.	29,483	149,910
	Sundaram Finance Holdings, Ltd.	4,906	2,980
	Sundaram Finance, Ltd.	7,810	131,380
	Sundaram-Clayton, Ltd.	123	2,334
	Sundram Fasteners, Ltd.	15,180	67,065
	Sunteck Realty, Ltd.	26,148	68,605
	Suprajit Engineering, Ltd.	15,143	24,207
	Supreme Industries, Ltd.	13,018	187,891
	Supreme Petrochem, Ltd.	11,031	22,668
	Surya Roshni, Ltd.	9,038	10,817
*	Suven Life Sciences, Ltd.	27,602	16,674

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Suven Pharmaceuticals, Ltd.	27,602	$109,166
	Swaraj Engines, Ltd.	1,242	16,111
	Symphony, Ltd.	5,500	67,407
	Syngene International, Ltd.	19,425	81,699
	TAKE Solutions, Ltd.	20,699	15,965
	Tata Chemicals, Ltd.	44,464	166,234
	Tata Communications, Ltd.	14,869	84,429
	Tata Consultancy Services, Ltd.	69,673	1,849,076
	Tata Consumer Products, Ltd.	196,836	914,916
	Tata Elxsi, Ltd.	4,794	50,893
	Tata Metaliks, Ltd.	5,683	35,742
#*	Tata Motors, Ltd., Sponsored ADR	2,004	11,864
*	Tata Motors, Ltd.	860,656	1,047,722
	Tata Power Co., Ltd. (The)	176,417	74,561
*	Tata Sponge Iron, Ltd.	10,359	31,964
*	Tata Steel BSL, Ltd.	85,356	20,197
	Tata Steel, Ltd.	142,885	553,479
	TCI Express, Ltd.	3,754	35,064
	Tech Mahindra, Ltd.	113,369	814,911
*	Techno Electric & Engineering Co., Ltd.	15,018	42,356
	Tejas Networks, Ltd.	6,655	3,292
	Texmaco Rail & Engineering, Ltd.	30,855	10,456
	Thermax, Ltd.	5,791	55,886
	Thirumalai Chemicals, Ltd.	22,510	13,493
	Thomas Cook India, Ltd.	36,462	12,988
	Thyrocare Technologies, Ltd.	4,402	29,470
	Tide Water Oil Co India, Ltd.	206	9,844
	Time Technoplast, Ltd.	58,614	26,605
	Timken India, Ltd.	3,329	39,329
	Tinplate Co. of India, Ltd. (The)	10,194	11,617
	Titan Co., Ltd.	44,521	568,031
	Torrent Pharmaceuticals, Ltd.	12,854	399,549
	Torrent Power, Ltd.	39,877	175,849
	Tourism Finance Corp. of India, Ltd.	1,923	854
	Transport Corp. of India, Ltd.	10,050	22,682
	Trident, Ltd.	564,080	36,345
	Triveni Engineering & Industries, Ltd.	41,671	20,644
	Triveni Turbine, Ltd.	9,284	9,304
	TTK Prestige, Ltd.	1,020	65,424
	Tube Investments of India, Ltd.	36,180	178,838
	TV Today Network, Ltd.	13,324	34,579
*	TV18 Broadcast, Ltd.	207,389	53,526
	TVS Srichakra, Ltd.	1,447	19,998
*	UCO Bank	262,100	44,458
	Uflex, Ltd.	11,771	28,628
	UltraTech Cement, Ltd.	11,251	523,388
	Unichem Laboratories, Ltd.	12,905	25,493
*	Union Bank of India	309,462	111,318
	United Breweries, Ltd.	14,180	176,971
*	United Spirits, Ltd.	55,126	391,807
	UPL, Ltd.	258,990	1,409,115
*	Usha Martin, Ltd.	48,729	10,052
*	VA Tech Wabag, Ltd.	10,297	17,598
	Vaibhav Global, Ltd.	3,521	44,235
	Vakrangee, Ltd.	221,710	74,539
	Vardhman Textiles, Ltd.	6,194	53,072
	Varroc Engineering, Ltd.	8,908	18,787
	Varun Beverages, Ltd.	6,164	54,751
	Vedanta, Ltd.	611,268	706,560

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
#	Vedanta, Ltd., ADR	3,300	$14,916
	Venky’s India, Ltd.	3,133	45,420
	Vesuvius India, Ltd.	1,110	13,642
	V-Guard Industries, Ltd.	29,973	69,568
	Vinati Organics, Ltd.	9,924	129,072
	Vindhya Telelinks, Ltd.	1,308	10,757
	VIP Industries, Ltd.	14,795	45,413
	V-Mart Retail, Ltd.	1,571	35,902
*	Vodafone Idea, Ltd.	3,608,838	199,886
	Voltamp Transformers, Ltd.	1,111	13,428
	Voltas, Ltd.	1,260	8,454
	VRL Logistics, Ltd.	13,256	28,585
	VST Industries, Ltd.	1,677	64,726
	VST Tillers Tractors, Ltd.	349	4,214
	WABCO India, Ltd.	883	72,900
	Welspun Corp., Ltd.	34,836	29,327
	Welspun Enterprises, Ltd.	21,331	14,773
	Welspun India, Ltd.	151,349	52,637
	West Coast Paper Mills, Ltd.	14,627	27,418
*	Westlife Development Ltd.	3,471	14,773
	Wheels India, Ltd.	735	4,068
	Whirlpool of India, Ltd.	4,402	119,817
	Wipro, Ltd.	218,372	554,994
*	Wockhardt, Ltd.	14,169	47,923
	Wonderla Holidays, Ltd.	2,080	3,566
	Yes Bank, Ltd.	644,005	238,838
	Zee Entertainment Enterprises, Ltd.	268,611	563,852
	Zee Learn, Ltd.	14,534	2,611
	Zensar Technologies, Ltd.	22,420	25,051

TOTAL INDIA			93,710,653

INDONESIA — (0.4%)
	Ace Hardware Indonesia Tbk PT	2,023,900	206,001
	Adaro Energy Tbk PT	8,189,000	501,827
	Adhi Karya Persero Tbk PT	754,695	27,721
*	Adi Sarana Armada Tbk PT	314,400	7,844
*	Agung Podomoro Land Tbk PT	2,382,800	16,636
	AKR Corporindo Tbk PT	537,700	86,175
*	Alam Sutera Realty Tbk PT	5,422,500	42,636
	Aneka Tambang Tbk	3,460,846	118,265
*	Armidian Karyatama Tbk PT	544,900	1,374
	Astra Agro Lestari Tbk PT	207,300	84,394
	Astra International Tbk PT	1,641,400	419,815
	Astra Otoparts Tbk PT	109,700	5,718
*	Asuransi Kresna Mitra Tbk PT	48,700	3,762
*	Bank Bukopin Tbk	2,905,400	23,174
	Bank Central Asia Tbk PT	396,300	686,467
	Bank Danamon Indonesia Tbk PT	628,000	104,325
	Bank Mandiri Persero Tbk PT	1,155,600	343,515
*	Bank Nationalnobu Tbk PT	307,700	19,260
	Bank Negara Indonesia Persero Tbk PT	1,090,700	297,647
*	Bank Pan Indonesia Tbk PT	1,293,000	64,810
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	51,702
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	61,290
*	Bank Permata Tbk PT	715,805	59,151
	Bank Rakyat Indonesia Persero Tbk PT	5,732,400	1,042,651
	Bank Tabungan Negara Persero Tbk PT	1,366,600	80,481
	Bank Tabungan Pensiunan Nasional Syariah TBK	112,600	16,485
*	Barito Pacific Tbk PT	8,174,500	791,518

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	$15,476
	Blue Bird Tbk PT	168,500	10,983
*	Buana Lintas Lautan Tbk PT	3,163,100	37,651
	Bukit Asam Tbk PT	1,380,500	172,818
*	Bumi Serpong Damai Tbk PT	2,039,100	95,932
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,077
*	Capital Financial Indonesia Tbk PT	373,600	9,387
	Charoen Pokphand Indonesia Tbk PT	1,144,800	352,021
	Ciputra Development Tbk PT	4,754,247	171,385
*	Citra Marga Nusaphala Persada Tbk PT	111,012	11,048
*	Delta Dunia Makmur Tbk PT	3,847,700	34,699
	Dharma Satya Nusantara Tbk PT	534,500	11,721
*	Eagle High Plantations Tbk PT	4,013,600	21,429
	Elnusa Tbk PT	1,799,200	23,533
	Erajaya Swasembada Tbk PT	636,500	53,244
*	Gajah Tunggal Tbk PT	847,000	19,109
*	Garuda Indonesia Persero Tbk PT	2,201,200	27,708
*	Global Mediacom Tbk PT	3,396,300	47,211
	Gudang Garam Tbk PT	138,300	420,405
*	Hanson International Tbk PT	36,338,700	122,147
	Harum Energy Tbk PT	450,300	37,893
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	306,527
	Indika Energy Tbk PT	744,800	39,308
	Indo Tambangraya Megah Tbk PT	156,500	75,443
	Indocement Tunggal Prakarsa Tbk PT	78,500	60,928
	Indofood CBP Sukses Makmur Tbk PT	282,100	186,652
	Indofood Sukses Makmur Tbk PT	1,760,200	767,999
	Indomobil Sukses Internasional Tbk PT	194,300	5,697
	Indo-Rama Synthetics Tbk PT	28,100	3,943
*	Indosat Tbk PT	340,300	48,957
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	714,800	60,584
*	Inti Agri Resources Tbk PT	532,800	1,791
*	Intikeramik Alamasri Industri Tbk PT	1,000,900	3,367
	Intiland Development Tbk PT	2,720,500	40,605
	Japfa Comfeed Indonesia Tbk PT	2,060,300	134,097
	Jasa Marga Persero Tbk PT	334,204	70,366
	Jaya Real Property Tbk PT	1,298,300	35,204
	Kalbe Farma Tbk PT	2,989,800	288,827
	Kapuas Prima Coal Tbk PT	1,002,500	9,752
*	Kawasan Industri Jababeka Tbk PT	1,296,610	11,402
	KMI Wire & Cable Tbk PT	922,400	24,665
*	Krakatau Steel Persero Tbk PT	1,204,811	13,890
*	Kresna Graha Investama Tbk PT	4,155,300	37,659
	Link Net Tbk PT	322,400	60,252
*	Lippo Cikarang Tbk PT	725,340	33,789
*	Lippo Karawaci Tbk PT	13,308,300	143,352
	Malindo Feedmill Tbk PT	521,400	19,775
	Matahari Department Store Tbk PT	788,200	63,980
	Mayora Indah Tbk PT	759,200	109,564
*	Medco Energi Internasional Tbk PT	3,864,000	116,360
	Media Nusantara Citra Tbk PT	2,123,400	129,494
	Metrodata Electronics Tbk PT	386,800	31,553
	Mitra Adiperkasa Tbk PT	3,535,200	154,437
	Mitra Keluarga Karyasehat Tbk PT	378,700	49,521
*	MNC Investama Tbk PT	7,821,100	26,238
*	MNC Land Tbk PT	3,329,500	25,593
*	Modernland Realty Tbk PT	5,334,800	28,133
*	Multipolar Tbk PT	3,130,100	10,471
	Nippon Indosari Corpindo Tbk PT	472,444	38,209

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	$108,516
*	Pacific Strategic Financial Tbk PT	445,200	23,036
	Pakuwon Jati Tbk PT	6,004,200	150,779
	Pan Brothers Tbk PT	1,334,200	12,970
*	Panin Financial Tbk PT	6,821,600	82,935
	Perusahaan Gas Negara Tbk PT	1,577,700	89,517
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	65,843
*	Pool Advista Indonesia Tbk PT	107,000	360
	PP Persero Tbk PT	1,316,763	58,566
	PP Properti Tbk PT	3,916,600	13,133
	Puradelta Lestari Tbk PT	4,219,600	43,611
	Ramayana Lestari Sentosa Tbk PT	717,500	27,620
*	Rimo International Lestari Tbk PT	17,222,700	57,891
*	Salim Ivomas Pratama Tbk PT	1,294,900	18,483
	Sarana Menara Nusantara Tbk PT	2,832,900	170,594
*	Sariguna Primatirta Tbk PT	530,300	15,736
	Sawit Sumbermas Sarana Tbk PT	1,437,400	86,401
*	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	44,873
	Semen Baturaja Persero Tbk PT	698,500	13,995
	Semen Indonesia Persero Tbk PT	324,600	172,302
*	Sentul City Tbk PT	9,239,100	30,967
*	Siloam International Hospitals Tbk PT	95,646	33,553
*	Sitara Propertindo Tbk PT	379,600	5,053
*	Smartfren Telecom Tbk PT	8,011,700	57,097
	Sri Rejeki Isman Tbk PT	5,584,400	60,236
	Summarecon Agung Tbk PT	3,016,100	89,230
	Surya Citra Media Tbk PT	1,423,000	82,813
*	Surya Esa Perkasa Tbk PT	1,460,200	14,618
	Surya Semesta Internusa Tbk PT	2,170,500	44,289
	Telekomunikasi Indonesia Persero Tbk PT	1,328,300	305,445
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	6,000	130,140
*	Tiga Pilar Sejahtera Food Tbk	494,100	1,046
	Timah Tbk PT	1,283,200	39,853
	Tiphone Mobile Indonesia Tbk PT	985,400	7,977
	Total Bangun Persada Tbk PT	116,600	2,187
	Tower Bersama Infrastructure Tbk PT	2,037,500	161,174
*	Trada Alam Minera Tbk PT	8,033,600	27,004
	Tunas Baru Lampung Tbk PT	1,230,000	43,711
	Unilever Indonesia Tbk PT	523,000	290,002
	United Tractors Tbk PT	551,200	601,180
*	Vale Indonesia Tbk PT	746,000	127,658
*	Visi Media Asia Tbk PT	4,307,500	14,480
	Waskita Beton Precast Tbk PT	4,441,600	43,725
	Waskita Karya Persero Tbk PT	1,374,223	55,533
	Wijaya Karya Beton Tbk PT	1,250,300	19,744
	Wijaya Karya Persero Tbk PT	1,387,034	87,714
*	XL Axiata Tbk PT	1,891,000	320,457

TOTAL INDONESIA			14,090,952

IRELAND — (0.6%)
*	AIB Group P.L.C.	225,704	312,333
	Bank of Ireland Group P.L.C.	337,990	693,587
	C&C Group P.L.C.	62,284	152,702
	Cairn Homes P.L.C.	204,494	190,542
	CRH P.L.C., Sponsored ADR	271,910	8,189,929
*	FBD Holdings P.L.C.	12,798	101,870
*	Flutter Entertainment P.L.C.	20,903	2,572,618
*	Flutter Entertainment P.L.C.	2,766	340,142

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Glanbia P.L.C.	69,891	$743,802
	Greencore Group P.L.C.	149,646	342,729
	Irish Continental Group P.L.C.	44,851	169,574
	Kerry Group P.L.C., Class A	3,823	440,057
	Kingspan Group P.L.C.	40,520	2,064,718
*	Permanent TSB Group Holdings P.L.C.	27,099	14,948
	Smurfit Kappa Group P.L.C.	87,606	2,744,366

TOTAL IRELAND			19,073,917

ISRAEL — (0.5%)
#	Adgar Investment and Development, Ltd.	12,310	20,099
#*	Afcon Holdings, Ltd.	747	26,188
*	AFI Properties, Ltd.	4,689	142,692
*	Airport City, Ltd.	24,729	375,187
*	Allot, Ltd.	6,363	72,839
	Alony Hetz Properties & Investments, Ltd.	21,217	255,371
	Alrov Properties and Lodgings, Ltd.	2,314	66,341
	Amot Investments, Ltd.	44,603	250,515
	Arad, Ltd.	2,793	45,045
#*	Arko Holdings, Ltd.	107,473	29,048
	Ashtrom Group, Ltd.	3,708	55,098
	Ashtrom Properties, Ltd.	8,073	41,121
	Atreyu Capital Markets, Ltd.	1	17
	AudioCodes, Ltd.	900	27,549
*	Avgol Industries 1953, Ltd.	27,468	19,926
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	63,565
	Azrieli Group, Ltd.	2,640	156,323
	Bank Hapoalim BM	96,737	620,041
	Bank Leumi Le-Israel BM	265,196	1,428,902
	Bayside Land Corp.	288	171,597
	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	27,881
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	101,569
	Big Shopping Centers, Ltd.	1,233	98,638
	Blue Square Real Estate, Ltd.	1,087	49,943
*	Bonus Biogroup, Ltd.	62,416	6,990
*	Brack Capital Properties NV	732	66,565
	Camtek, Ltd.	7,144	74,793
	Carasso Motors, Ltd.	8,999	28,118
*	Cellcom Israel, Ltd.	34,646	127,577
#*	Ceragon Networks, Ltd.	10,169	23,592
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	137,418
*	Compugen, Ltd.	2,509	36,934
	Danel Adir Yeoshua, Ltd.	1,378	124,947
	Delek Automotive Systems, Ltd.	11,971	63,034
	Delek Group, Ltd.	1,477	67,259
	Delta-Galil Industries, Ltd.	8,297	147,744
*	Dor Alon Energy in Israel 1988, Ltd.	1,754	35,475
	Duniec Brothers, Ltd.	333	10,591
*	El Al Israel Airlines	172,804	38,482
	Elbit Systems, Ltd.	1,672	226,668
	Elbit Systems, Ltd.	1,605	218,232
	Electra Consumer Products 1970, Ltd.	5,498	105,659
*	Electra Real Estate, Ltd.	4,747	27,678
	Electra, Ltd.	803	368,326
*	Energix-Renewable Energies, Ltd.	18,849	65,717
*	Enlight Renewable Energy, Ltd.	35,156	43,216
#*	Equital, Ltd.	10,355	257,525
	First International Bank Of Israel, Ltd.	16,458	405,976
	FMS Enterprises Migun, Ltd.	1,064	37,240

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985, Ltd.	6,140	$409,912
	Fox Wizel, Ltd.	4,827	180,783
	Gilat Satellite Networks, Ltd.	6,757	58,131
	Hadera Paper, Ltd.	1,993	92,647
*	Hamlet Israel-Canada, Ltd.	1,355	23,656
	Harel Insurance Investments & Financial Services, Ltd.	64,061	412,459
	Hilan, Ltd.	4,774	188,208
	ICL, Ltd.	84,027	293,172
	IDI Insurance Co., Ltd.	1,858	57,116
	IES Holdings, Ltd.	280	14,740
	Inrom Construction Industries, Ltd.	18,124	66,636
	Isracard, Ltd.	8,718	22,856
#	Israel Canada T.R, Ltd.	26,846	44,920
	Israel Discount Bank, Ltd., Class A	151,789	492,451
	Israel Land Development - Urban Renewal, Ltd.	1,155	10,241
	Isras Investment Co., Ltd.	18	3,338
	Issta Lines, Ltd.	441	6,228
*	Kamada Ltd.	2,761	20,514
*	Kamada, Ltd.	2,220	16,915
	Kenon Holdings, Ltd.	4,298	87,374
	Kerur Holdings, Ltd.	1,856	55,394
*	Klil Industries, Ltd.	492	36,271
	Levinstein Properties, Ltd.	621	13,490
	Magic Software Enterprises, Ltd.	2,577	23,580
	Magic Software Enterprises, Ltd.	1,425	12,991
	Malam - Team, Ltd.	221	43,194
	Matrix IT, Ltd.	10,705	207,508
	Maytronics, Ltd.	16,769	126,616
	Mediterranean Towers, Ltd.	17,620	42,237
	Mega Or Holdings, Ltd.	4,172	104,679
*	Mehadrin, Ltd.	232	7,486
	Meitav Dash Investments, Ltd.	8,052	19,069
	Melisron, Ltd.	3,680	148,123
#	Menora Mivtachim Holdings, Ltd.	12,951	172,867
	Migdal Insurance & Financial Holdings, Ltd.	161,328	103,241
*	Mivne Real Estate KD, Ltd.	60,197	129,306
	Mivtach Shamir Holdings, Ltd.	2,452	42,833
	Mizrahi Tefahot Bank, Ltd.	32,116	657,771
*	Naphtha Israel Petroleum Corp., Ltd.	22,374	115,656
*	Nawi Brothers, Ltd.	5,014	23,014
	Neto ME Holdings, Ltd.	612	35,040
*	Nice, Ltd.	2,632	432,252
#*	Nice, Ltd., Sponsored ADR	2,783	457,247
*	Nova Measuring Instruments, Ltd.	8,929	357,335
	Oil Refineries, Ltd.	830,008	229,378
	One Software Technologies, Ltd.	1,190	88,283
#	OPC Energy, Ltd.	13,623	105,573
*	Partner Communications Co., Ltd.	84,067	366,566
	Paz Oil Co., Ltd.	3,361	292,868
*	Perion Network, Ltd.	4,961	25,016
	Phoenix Holdings, Ltd. (The)	43,266	227,530
	Plasson Industries, Ltd.	1,820	68,494
	Priortech, Ltd.	2,831	29,172
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	126,153
	Scope Metals Group, Ltd.	3,658	73,537
	Shapir Engineering and Industry, Ltd.	38,800	272,010
#	Shikun & Binui, Ltd.	124,269	515,786
	Shufersal, Ltd.	36,792	236,128
	Strauss Group, Ltd.	8,386	237,035

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Summit Real Estate Holdings, Ltd.	15,262	$190,655
*	Suny Cellular Communication, Ltd.	31,041	9,636
	Tadiran Holdings, Ltd.	1,079	43,305
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	80,599	865,633
*	Teva Pharmaceutical Industries, Ltd.	5,553	60,066
*	Tower Semiconductor, Ltd.	29,264	562,893
	Union Bank of Israel	5,299	24,537
	Victory Supermarket Chain, Ltd.	820	15,732
	YH Dimri Construction & Development, Ltd.	757	22,935

TOTAL ISRAEL			17,449,669

ITALY — (1.7%)
#*	A.S. Roma SpA	23,926	10,387
	A2A SpA	601,238	819,612
	ACEA SpA	30,050	502,273
#*	Aeffe SpA	7,486	8,792
#	Amplifon SpA	44,452	1,017,563
	Anima Holding SpA	103,681	367,057
*	Arnoldo Mondadori Editore SpA	66,336	90,258
	Ascopiave SpA	27,198	99,569
	Assicurazioni Generali SpA	55,155	786,876
	ASTM SpA	4,792	93,708
	Atlantia SpA	46,950	769,662
	Autogrill SpA	43,407	224,813
	Autostrade Meridionali SpA	137	3,254
	Avio SpA	4,330	64,977
	Azimut Holding SpA	45,235	770,882
	B&C Speakers SpA	836	7,780
*	Banca Carige SpA	300,788	92
	Banca Farmafactoring SpA	47,549	245,525
	Banca Generali SpA	27,309	678,916
	Banca IFIS SpA	12,519	122,438
	Banca Mediolanum SpA	45,775	279,712
#*	Banca Monte dei Paschi di Siena SpA	520	634
	Banca Popolare di Sondrio SCPA	219,111	347,855
#	Banca Profilo SpA	46,449	7,601
	Banca Sistema SpA	18,647	27,159
#*	Banco BPM SpA	811,943	992,387
	Banco di Desio e della Brianza SpA	16,694	47,867
	BasicNet SpA	10,635	40,593
	BE SpA	35,768	39,982
#	Biesse SpA	4,465	40,337
	BPER Banca	220,484	545,110
	Brunello Cucinelli SpA	11,657	375,905
	Buzzi Unicem SpA	2,769	28,937
	Buzzi Unicem SpA	22,520	441,820
#	Cairo Communication SpA	49,425	89,138
	Carel Industries SpA	4,807	71,601
#*	Carraro SpA	13,914	22,111
	Cementir Holding NV	15,517	95,057
	Cerved Group SpA	77,970	531,169
	CIR SpA-Compagnie Industriali	286,336	127,026
*	CNH Industrial NV	156,507	978,981
	Credito Emiliano SpA	44,439	196,977
*	Credito Valtellinese SpA	3,091,189	156,180
*	d’Amico International Shipping SA	86,295	10,576
	Danieli & C Officine Meccaniche SpA	9,531	70,786
#	Danieli & C Officine Meccaniche SpA	7,008	89,074
	Datalogic SpA	5,973	81,954

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Davide Campari-Milano SpA	27,866	$216,584
	De’ Longhi SpA	9,270	167,548
	DeA Capital SpA	39,122	55,517
	DiaSorin SpA	6,986	1,191,265
	doValue SpA	8,322	61,357
	El.En. SpA	1,301	27,204
*	Elica SpA	3,965	12,849
	Emak SpA	23,116	15,192
	Enav SpA	28,992	129,935
	Enel SpA	435,419	2,974,106
	Eni SpA	410,277	3,908,432
#	Eni SpA, Sponsored ADR	768	14,423
	ERG SpA	26,376	473,903
	Esprinet SpA	20,598	97,316
#*	Eurotech SpA	8,670	57,519
	Falck Renewables SpA	80,255	394,455
	Ferrari NV	9,208	1,439,198
	Fiat Chrysler Automobiles NV	456,429	3,959,036
#	Fiat Chrysler Automobiles NV	6,592	56,757
	Fiera Milano SpA	6,588	24,357
#*	Fincantieri SpA	173,288	134,312
	FinecoBank Banca Fineco SpA	152,217	1,695,943
	FNM SpA	63,935	30,377
#	Freni Brembo SpA	69,015	585,474
*	GEDI Gruppo Editoriale SpA	57,585	28,967
	Gefran SpA	1,857	10,796
#	Geox SpA	27,658	22,112
	Gruppo MutuiOnline SpA	9,721	176,561
	Hera SpA	346,619	1,283,093
	Illimity Bank SpA	23,092	154,795
	IMA Industria Macchine Automatiche SpA	5,947	405,398
*	IMMSI SpA	140,327	55,463
#*	Intek Group SpA	29,824	6,532
	Interpump Group SpA	20,581	600,519
	Intesa Sanpaolo SpA	1,071,311	1,672,856
	Iren SpA	159,197	392,559
	Italgas SpA	133,957	750,535
#	Italmobiliare SpA	5,502	164,656
	IVS Group SA	1,731	11,856
#*	Juventus Football Club SpA	165,578	164,106
	La Doria SpA	8,722	92,585
	Leonardo SpA	88,508	611,244
#*	Maire Tecnimont SpA	50,309	97,606
	MARR SpA	9,902	130,457
	Massimo Zanetti Beverage Group SpA	5,007	19,790
#*	Mediaset SpA	275,017	559,117
	Mediobanca Banca di Credito Finanziario SpA	206,860	1,202,582
#	Moncler SpA	27,682	1,041,034
#*	OVS SpA	130,296	112,299
	Piaggio & C SpA	94,601	216,885
#	Pirelli & C SpA	122,285	473,536
	Poste Italiane SpA	86,354	734,604
#	Prima Industrie SpA	1,946	28,331
	Prysmian SpA	29,394	554,606
	RAI Way SpA	37,554	202,455
	Recordati SpA	21,696	944,811
	Reno de Medici SpA	85,220	65,569
	Reply SpA	5,731	401,191
	Retelit SpA	27,814	46,826

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	$45,485
	Sabaf SpA	2,401	28,915
	SAES Getters SpA	1,290	31,229
	SAES Getters SpA	588	9,722
*	Safilo Group SpA	10,593	7,961
#*	Saipem SpA	192,212	493,344
*	Salini Impregilo SpA	76,708	113,550
	Salvatore Ferragamo SpA	16,560	205,577
	Saras SpA	170,346	160,869
#	Servizi Italia SpA	2,987	9,169
	Sesa SpA	2,079	110,842
	Snam SpA	223,748	1,003,709
	Societa Cattolica di Assicurazioni SC	78,613	435,542
#*	Sogefi SpA	29,462	28,033
	SOL SpA	12,728	137,544
	Tamburi Investment Partners SpA	29,116	188,331
	Technogym SpA	34,456	254,863
*	Telecom Italia SpA	1,752,440	695,909
	Telecom Italia SpA	1,355,110	540,457
*	Telecom Italia SpA, Sponsored ADR	8,643	33,859
#	Tenaris SA	46,891	324,445
#	Tenaris SA, ADR	9,083	124,255
	Terna Rete Elettrica Nazionale SpA	137,860	863,269
	Tinexta S.p.A	6,776	90,043
#	Tod’s SpA	2,352	72,021
#	TXT e-solutions SpA	1,853	15,981
#*	UniCredit SpA	344,037	2,656,918
	Unieuro SpA	3,863	33,745
	Unione di Banche Italiane SpA	451,016	1,292,916
	Unipol Gruppo SpA	222,902	769,100
	UnipolSai Assicurazioni SpA	160,496	393,400
	Zignago Vetro SpA	7,898	98,140

TOTAL ITALY			54,849,497

JAPAN — (17.3%)
	77 Bank, Ltd. (The)	25,900	345,368
	A&A Material Corp.	1,900	19,533
	A&D Co., Ltd.	11,800	81,658
	ABC-Mart, Inc.	3,400	172,783
	Abist Co., Ltd.	1,200	21,720
	Achilles Corp.	6,100	89,992
	Acom Co., Ltd.	22,800	92,117
	AD Works Group Co., Ltd.	13,910	22,165
	Adastria Co., Ltd.	15,900	219,784
	ADEKA Corp.	37,900	475,916
	Ad-sol Nissin Corp.	1,600	35,497
	Advan Co., Ltd.	6,600	66,051
	Advance Create Co., Ltd.	1,800	34,560
	Advanex, Inc.	700	8,916
#	Advantage Risk Management Co., Ltd.	2,200	15,731
	Advantest Corp.	28,800	1,397,417
#	Adventure, Inc.	600	17,032
	Aeon Co., Ltd.	71,824	1,445,931
	Aeon Delight Co., Ltd.	9,500	272,081
#	Aeon Fantasy Co., Ltd.	5,400	84,391
	AEON Financial Service Co., Ltd.	46,000	478,366
	Aeon Hokkaido Corp.	11,200	79,939
	Aeon Mall Co., Ltd.	17,800	223,758
#	Aeria, Inc.	8,000	43,997

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co., Ltd.	4,100	$22,736
	AGC, Inc.	45,900	1,131,901
#	Agro-Kanesho Co., Ltd.	1,800	26,106
	Ahresty Corp.	9,600	33,003
	Ai Holdings Corp.	12,800	158,124
	Aica Kogyo Co., Ltd.	13,300	383,260
	Aichi Bank, Ltd. (The)	3,700	108,166
	Aichi Corp.	17,400	116,523
	Aichi Steel Corp.	4,600	122,929
	Aichi Tokei Denki Co., Ltd.	1,200	48,950
	Aida Engineering, Ltd.	23,300	159,927
*	Aiful Corp.	155,400	342,430
	Aigan Co., Ltd.	4,500	8,835
	Ain Holdings, Inc.	13,500	757,277
	Ainavo Holdings Co., Ltd.	800	5,389
	Aiphone Co., Ltd.	4,500	63,819
	Air Water, Inc.	64,700	872,266
	Airport Facilities Co., Ltd.	10,500	41,917
	Aisan Industry Co., Ltd.	22,700	120,373
	Aisin Seiki Co., Ltd.	35,200	1,013,740
#	Aizawa Securities Co., Ltd.	12,600	81,010
	Ajinomoto Co., Inc.	17,300	308,126
	Ajis Co., Ltd.	2,100	48,139
	Akatsuki Corp.	4,600	10,661
	Akatsuki, Inc.	1,300	48,744
#*	Akebono Brake Industry Co., Ltd.	65,300	119,380
	Akita Bank, Ltd. (The)	7,100	95,180
	Albis Co., Ltd.	3,500	68,102
#	Alconix Corp.	11,500	118,130
	Alfresa Holdings Corp.	20,300	404,810
#	Alinco, Inc.	8,800	83,865
	Alleanza Holdings Co., Ltd.	4,100	32,002
	Alpen Co., Ltd.	7,200	110,408
	Alpha Corp.	3,000	25,341
	Alpha Systems, Inc.	2,400	70,417
	Alps Alpine Co., Ltd.	76,344	787,437
	Alps Logistics Co., Ltd.	1,900	12,215
	Altech Corp.	6,710	102,467
	Amada Co., Ltd.	103,800	938,252
	Amano Corp.	16,400	336,713
	Amiyaki Tei Co., Ltd.	1,600	41,948
	Amuse, Inc.	200	4,158
*	ANA Holdings, Inc.	9,900	210,375
	Anabuki Kosan, Inc.	1,900	25,809
	Anest Iwata Corp.	8,600	66,549
	AOI Electronics Co., Ltd.	2,000	40,303
	AOI TYO Holdings, Inc.	7,040	28,966
	AOKI Holdings, Inc.	19,000	115,434
	Aomori Bank, Ltd. (The)	8,800	185,923
	Aoyama Trading Co., Ltd.	20,400	172,336
	Aoyama Zaisan Networks Co., Ltd.	2,000	21,287
	Aozora Bank, Ltd.	38,200	679,812
	Apaman Co., Ltd.	3,200	15,222
	Arakawa Chemical Industries, Ltd.	7,600	90,072
	Arata Corp.	4,000	165,201
	Araya Industrial Co., Ltd.	2,300	23,060
	Arcland Sakamoto Co., Ltd.	12,700	121,103
	Arcland Service Holdings Co., Ltd.	4,000	62,065
	Arcs Co., Ltd.	19,100	358,373

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Arealink Co., Ltd.	5,300	$43,475
	Argo Graphics, Inc.	3,400	106,489
	Ariake Japan Co., Ltd.	3,300	190,308
#	Arisawa Manufacturing Co., Ltd.	17,100	134,528
#*	Arrk Corp.	23,700	19,410
	Artnature, Inc.	9,700	61,102
	ArtSpark Holdings, Inc.	4,000	18,749
	As One Corp.	1,700	151,866
	Asahi Broadcasting Group Holdings Corp.	6,400	41,234
	Asahi Co., Ltd.	6,500	78,083
	Asahi Diamond Industrial Co., Ltd.	26,000	115,793
	Asahi Group Holdings, Ltd.	35,600	1,224,117
	Asahi Holdings, Inc.	18,100	408,988
	Asahi Intecc Co., Ltd.	26,200	694,070
	Asahi Kasei Corp.	239,900	1,701,964
	Asahi Kogyosha Co., Ltd.	1,900	52,008
	Asahi Net, Inc.	3,700	33,506
	Asahi Yukizai Corp.	7,200	86,301
	Asante, Inc.	1,900	25,652
	Asanuma Corp.	4,000	127,133
	Ashimori Industry Co., Ltd.	1,900	14,936
	Asia Pile Holdings Corp.	14,000	54,319
#	Asics Corp.	32,500	308,177
	ASKA Pharmaceutical Co., Ltd.	11,900	123,039
	ASKUL Corp.	4,700	134,190
	Astellas Pharma, Inc.	139,800	2,312,173
#*	Asti Corp.	1,300	15,904
#	Asukanet Co., Ltd.	1,500	14,326
	Ateam, Inc.	5,600	36,721
	Atom Corp.	28,800	225,103
#*	Atrae, Inc.	1,900	45,190
	Atsugi Co., Ltd.	9,100	52,279
*	Aucnet, Inc.	2,400	24,243
	Autobacs Seven Co., Ltd.	17,500	204,356
	Avant Corp.	5,000	40,323
	Avantia Co., Ltd.	4,700	29,283
	Avex, Inc.	17,500	132,458
	Awa Bank, Ltd. (The)	16,600	361,184
	Axell Corp.	2,300	15,123
	Axial Retailing, Inc.	8,500	322,573
	Azbil Corp.	11,600	305,070
	Bandai Namco Holdings, Inc.	20,300	1,014,318
	Bando Chemical Industries, Ltd.	14,200	84,561
	Bank of Iwate, Ltd. (The)	8,100	189,459
	Bank of Kochi, Ltd. (The)	4,100	27,404
	Bank of Kyoto, Ltd. (The)	17,000	581,882
#	Bank of Nagoya, Ltd. (The)	5,100	107,027
	Bank of Okinawa, Ltd. (The)	9,700	287,456
	Bank of Saga, Ltd. (The)	6,800	70,405
	Bank of the Ryukyus, Ltd.	21,100	196,968
	Bank of Toyama, Ltd. (The)	300	6,113
	Baroque Japan, Ltd.	9,000	48,298
	BayCurrent Consulting, Inc.	9,600	544,019
	Belc Co., Ltd.	5,500	320,971
	Bell System24 Holdings, Inc.	20,200	239,063
	Belluna Co., Ltd.	24,700	115,387
	Benefit One, Inc.	19,400	340,585
	Benesse Holdings, Inc.	4,500	128,148
	BeNEXT Group, Inc.	6,200	38,734

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Bengo4.com, Inc.	1,600	$101,200
	Bic Camera, Inc.	35,800	331,427
	Biofermin Pharmaceutical Co., Ltd.	2,500	53,225
	B-Lot Co., Ltd.	2,200	12,224
	BML, Inc.	9,500	243,710
#	Bookoff Group Holdings, Ltd.	3,100	22,622
	Bourbon Corp.	700	11,629
	BP Castrol K.K	2,900	30,344
	Br Holdings Corp.	10,200	46,808
	Bridgestone Corp.	87,400	2,720,526
	Broadleaf Co., Ltd.	32,400	149,975
#*	Broadmedia Corp.	21,200	15,677
	BRONCO BILLY Co., Ltd.	4,200	80,217
	Brother Industries, Ltd.	62,300	1,055,891
	Bull-Dog Sauce Co., Ltd.	3,500	35,598
	Bunka Shutter Co., Ltd.	24,700	180,324
	C Uyemura & Co., Ltd.	400	21,989
	CAC Holdings Corp.	7,300	73,167
	Calbee, Inc.	11,400	344,936
	Can Do Co., Ltd.	5,700	100,930
	Canare Electric Co., Ltd.	700	10,621
	Canon Electronics, Inc.	8,800	128,880
	Canon Marketing Japan, Inc.	14,100	271,379
#	Canon, Inc., Sponsored ADR	1,500	31,665
	Canon, Inc.	55,400	1,165,346
	Capcom Co., Ltd.	34,800	1,066,705
	Career Design Center Co., Ltd.	1,000	7,864
	Carlit Holdings Co., Ltd.	8,400	39,065
	Casa, Inc.	2,200	22,344
	Casio Computer Co., Ltd.	37,000	583,928
	Cawachi, Ltd.	7,300	172,618
	CDS Co., Ltd.	1,800	21,013
	Central Automotive Products, Ltd.	3,900	65,667
	Central Glass Co., Ltd.	17,100	293,065
	Central Japan Railway Co.	6,400	1,007,068
	Central Security Patrols Co., Ltd.	2,100	84,986
	Central Sports Co., Ltd.	3,600	73,995
	Charm Care Corp. KK	3,200	24,397
	Chiba Bank, Ltd. (The)	114,000	528,962
	Chiba Kogyo Bank, Ltd. (The)	29,100	63,384
#	Chikaranomoto Holdings Co., Ltd.	1,600	9,211
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,000	91,450
	CHIMNEY Co., Ltd.	1,200	18,050
	Chino Corp.	3,100	36,396
	Chiyoda Co., Ltd.	7,300	69,930
	Chiyoda Integre Co., Ltd.	5,600	91,163
	Chodai Co., Ltd.	3,400	26,346
	Chofu Seisakusho Co., Ltd.	9,800	214,559
	Chori Co., Ltd.	5,000	78,129
	Chubu Electric Power Co., Inc.	33,500	453,053
	Chubu Shiryo Co., Ltd.	10,900	167,090
	Chudenko Corp.	13,400	270,972
	Chuetsu Pulp & Paper Co., Ltd.	4,200	52,628
	Chugai Pharmaceutical Co., Ltd.	2,500	298,004
	Chugai Ro Co., Ltd.	2,300	33,012
#	Chugoku Bank, Ltd. (The)	56,500	520,253
#	Chugoku Electric Power Co., Inc. (The)	37,000	497,837
	Chugoku Marine Paints, Ltd.	22,700	173,578
	Chukyo Bank, Ltd. (The)	5,000	97,690

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	2,000	$50,651
	CI Takiron Corp.	19,100	103,838
	Citizen Watch Co., Ltd.	142,900	504,344
#	CK-San-Etsu Co., Ltd.	2,200	58,404
	Cleanup Corp.	10,500	50,431
	CMIC Holdings Co., Ltd.	8,000	115,180
*	CMK Corp.	24,100	93,010
	Coca-Cola Bottlers Japan Holdings, Inc.	18,650	333,942
	cocokara fine, Inc.	5,300	249,954
#	Colowide Co., Ltd.	20,200	278,175
	Computer Engineering & Consulting, Ltd.	8,400	128,507
	COMSYS Holdings Corp.	18,805	517,094
	Comture Corp.	7,800	157,046
	Concordia Financial Group, Ltd.	169,117	518,170
	CONEXIO Corp.	10,700	143,912
	Core Corp.	1,800	20,096
	Corona Corp.	7,100	62,972
	Cosel Co., Ltd.	9,900	82,852
	Cosmo Energy Holdings Co., Ltd.	31,300	470,218
	Cosmos Initia Co., Ltd.	5,600	20,490
	Cosmos Pharmaceutical Corp.	2,600	695,992
	Cota Co., Ltd.	1,730	19,741
	Create Medic Co., Ltd.	3,600	36,260
#	Create Restaurants Holdings, Inc.	26,400	145,613
	Create SD Holdings Co., Ltd.	12,000	341,919
	Credit Saison Co., Ltd.	70,600	801,814
	Creek & River Co., Ltd.	4,300	35,541
	Cresco, Ltd.	3,000	38,583
	CTI Engineering Co., Ltd.	4,900	79,243
	CTS Co., Ltd.	8,900	49,517
*	Curves Holdings Co., Ltd.	14,000	67,055
	CyberAgent, Inc.	16,500	692,768
	Cybozu, Inc.	7,100	137,486
	Dai Nippon Printing Co., Ltd.	34,700	731,619
	Dai Nippon Toryo Co., Ltd.	10,500	89,717
	Daibiru Corp.	14,200	129,938
	Daicel Corp.	102,700	833,660
	Dai-Dan Co., Ltd.	5,800	145,026
	Daido Kogyo Co., Ltd.	4,700	27,254
	Daido Metal Co., Ltd.	22,400	111,827
#	Daido Steel Co., Ltd.	12,800	422,727
	Daidoh, Ltd.	10,800	19,913
#	Daifuku Co., Ltd.	13,700	958,736
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	29,438
	Daihen Corp.	7,800	222,080
	Daiho Corp.	7,800	163,288
	Dai-Ichi Cutter Kogyo K.K	2,500	37,604
	Daiichi Jitsugyo Co., Ltd.	3,600	121,715
	Daiichi Kensetsu Corp.	1,800	28,782
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,900	81,399
	Dai-ichi Life Holdings, Inc.	87,400	1,095,316
	Daiichi Sankyo Co., Ltd.	4,900	336,832
	Dai-ichi Seiko Co., Ltd.	4,600	97,573
	Daiichikosho Co., Ltd.	12,000	360,170
	Daiken Corp.	5,500	81,785
	Daiken Medical Co., Ltd.	4,500	27,059
	Daiki Aluminium Industry Co., Ltd.	18,800	99,791
#	Daiki Axis Co., Ltd.	3,000	20,704
	Daikin Industries, Ltd.	16,100	2,066,128

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daikoku Denki Co., Ltd.	4,300	$46,530
	Daikokutenbussan Co., Ltd.	4,200	172,160
	Daikyonishikawa Corp.	26,800	132,755
	Dainichi Co., Ltd.	4,700	29,358
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,500	137,134
#	Daio Paper Corp.	32,500	443,458
	Daiohs Corp.	1,300	12,632
	Daiseki Co., Ltd.	6,600	145,811
	Daiseki Eco. Solution Co., Ltd.	1,200	12,220
	Daishi Hokuetsu Financial Group, Inc.	19,050	413,956
	Daishinku Corp.	2,600	41,174
	Daisue Construction Co., Ltd.	5,300	36,275
	Daito Bank, Ltd. (The)	4,300	22,929
	Daito Pharmaceutical Co., Ltd.	7,350	247,417
	Daito Trust Construction Co., Ltd.	10,700	1,017,414
	Daitron Co., Ltd.	3,300	45,007
	Daiwa House Industry Co., Ltd.	102,600	2,599,917
	Daiwa Industries, Ltd.	14,600	125,323
	Daiwa Securities Group, Inc.	248,000	1,031,291
	Daiwabo Holdings Co., Ltd.	10,500	646,852
#	DCM Holdings Co., Ltd.	49,200	480,740
	DD Holdings Co., Ltd.	2,400	17,576
#*	DDS, Inc.	4,500	9,240
#	Dear Life Co., Ltd.	11,300	42,441
	DeNA Co., Ltd.	34,200	421,005
#	Denka Co., Ltd.	36,500	881,831
	Denki Kogyo Co., Ltd.	4,700	108,445
#	Densan System Co., Ltd.	3,700	86,281
	Denso Corp.	32,700	1,149,462
	Dentsu Group, Inc.	36,500	762,261
	Denyo Co., Ltd.	7,300	137,440
*	Descente, Ltd.	5,600	74,563
	Dexerials Corp.	36,300	238,362
	DIC Corp.	38,800	901,033
	Digital Arts, Inc.	3,900	234,915
	Digital Garage, Inc.	7,100	254,385
	Digital Hearts Holdings Co., Ltd.	4,100	29,180
	Dip Corp.	10,400	221,960
	Disco Corp.	1,400	312,640
#	DKK-Toa Corp.	1,900	15,391
#	DKS Co., Ltd.	5,600	236,003
#	DMG Mori Co., Ltd.	43,000	439,661
	Doshisha Co., Ltd.	11,300	139,028
	Double Standard, Inc.	600	22,583
	Doutor Nichires Holdings Co., Ltd.	14,300	216,413
	Dowa Holdings Co., Ltd.	26,500	732,939
*	Drecom Co., Ltd.	4,400	21,990
	DTS Corp.	18,600	356,485
	Duskin Co., Ltd.	8,300	214,481
#	Dvx, Inc.	3,100	26,256
	DyDo Group Holdings, Inc.	4,600	181,865
#	Dynic Corp.	3,300	22,924
	Eagle Industry Co., Ltd.	17,000	106,936
	Earth Corp.	3,400	197,214
	East Japan Railway Co.	12,900	941,958
	Ebara Corp.	21,600	476,204
	Ebara Foods Industry, Inc.	2,300	46,728
	Ebara Jitsugyo Co., Ltd.	2,800	58,370
	Ebase Co., Ltd.	6,400	61,417

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	eBook Initiative Japan Co., Ltd.	800	$16,765
	Eco’s Co., Ltd.	5,400	96,565
	EDION Corp.	39,800	345,952
	EF-ON, Inc.	9,860	45,164
#	eGuarantee, Inc.	6,800	119,458
	E-Guardian, Inc.	3,400	56,333
	Ehime Bank, Ltd. (The)	16,200	164,315
	Eidai Co., Ltd.	11,700	30,688
	Eiken Chemical Co., Ltd.	7,200	125,380
	Eisai Co., Ltd.	1,500	104,716
	Eizo Corp.	8,000	239,921
	Elan Corp.	3,600	57,009
	Elecom Co., Ltd.	6,500	256,335
	Electric Power Development Co., Ltd.	9,600	192,136
	Elematec Corp.	8,800	66,900
	EM Systems Co., Ltd.	11,200	82,505
	Endo Lighting Corp.	5,800	31,180
	Enigmo, Inc.	6,600	57,103
	en-japan, Inc.	10,600	233,659
	Enomoto Co., Ltd.	2,000	18,210
	Enplas Corp.	3,700	77,681
#	Enshu, Ltd.	3,500	30,682
#	Ensuiko Sugar Refining Co., Ltd.	9,000	17,182
#	Entrust, Inc.	2,100	12,134
	EPS Holdings, Inc.	16,000	166,403
	eRex Co., Ltd.	9,500	132,346
	ES-Con Japan, Ltd.	27,000	181,632
	ESCRIT, Inc.	4,800	17,532
	Escrow Agent Japan, Inc.	7,800	13,376
	Eslead Corp.	3,700	46,431
	ESPEC Corp.	4,400	70,378
	Exedy Corp.	13,000	209,457
	Ezaki Glico Co., Ltd.	5,900	259,128
	F&M Co., Ltd.	1,700	18,709
	Faith, Inc.	4,000	23,569
	FALCO HOLDINGS Co., Ltd.	2,100	31,077
	FamilyMart Co., Ltd.	12,040	204,170
	FAN Communications, Inc.	33,500	140,762
	Fancl Corp.	13,800	330,830
	FANUC Corp.	2,700	440,676
	Fast Retailing Co., Ltd.	4,600	2,181,535
	FCC Co., Ltd.	22,600	321,557
*	FDK Corp.	3,899	18,404
	Feed One Co., Ltd.	53,900	84,025
	Fenwal Controls of Japan, Ltd.	700	7,047
#	Ferrotec Holdings Corp.	22,900	137,553
*	FFRI, Inc.	800	15,585
	FIDEA Holdings Co., Ltd.	94,200	94,153
	Fields Corp.	6,800	20,779
#	Financial Products Group Co., Ltd.	22,500	106,734
	FINDEX, Inc.	5,100	39,987
*	Fintech Global, Inc.	67,400	22,449
	First Bank of Toyama, Ltd. (The)	23,300	57,984
*	First Brothers Co., Ltd.	3,900	23,427
#	First Juken Co., Ltd.	4,100	36,056
	First-corp, Inc.	1,100	5,039
	Fixstars Corp.	4,500	45,143
#	FJ Next Co., Ltd.	7,900	59,848
#	Forval Corp.	1,400	14,351

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Foster Electric Co., Ltd.	14,100	$153,346
	FP Corp.	9,600	724,173
	France Bed Holdings Co., Ltd.	7,200	58,834
#	Freebit Co., Ltd.	6,000	41,380
	Freund Corp.	4,300	23,202
	F-Tech, Inc.	10,000	43,151
	FTGroup Co., Ltd.	6,700	72,085
	Fudo Tetra Corp.	9,450	118,036
	Fuji Co., Ltd.	10,100	161,309
	Fuji Corp.	28,500	477,184
#	Fuji Corp.	3,600	59,373
	Fuji Corp., Ltd.	11,800	55,623
	Fuji Die Co., Ltd.	2,300	12,643
	Fuji Electric Co., Ltd.	26,600	634,473
#	Fuji Kyuko Co., Ltd.	7,600	219,288
	Fuji Media Holdings, Inc.	17,500	173,837
	Fuji Oil Co., Ltd.	28,400	48,634
#	Fuji Oil Holdings, Inc.	16,600	387,273
	Fuji Pharma Co., Ltd.	8,000	86,383
	Fuji Seal International, Inc.	18,400	319,405
	Fuji Soft, Inc.	6,300	221,766
	Fujibo Holdings, Inc.	4,500	120,311
	Fujicco Co., Ltd.	8,800	158,182
	FUJIFILM Holdings Corp.	14,200	676,382
	Fujikura Composites, Inc.	8,600	29,096
	Fujikura Kasei Co., Ltd.	10,400	47,976
	Fujikura, Ltd.	193,600	569,214
	Fujimak Corp.	1,400	7,669
	Fujimori Kogyo Co., Ltd.	8,100	238,307
#	Fujio Food System Co., Ltd.	3,600	44,056
	Fujisash Co., Ltd.	35,600	21,578
	Fujishoji Co., Ltd.	3,200	19,497
#	Fujita Kanko, Inc.	4,700	75,765
	Fujitec Co., Ltd.	16,000	228,232
	Fujitsu Frontech, Ltd.	6,500	64,764
	Fujitsu General, Ltd.	16,500	273,177
	Fujitsu, Ltd.	27,200	2,642,436
	Fujiya Co., Ltd.	2,100	39,421
	FuKoKu Co., Ltd.	6,200	34,058
	Fukuda Corp.	2,600	100,053
	Fukuda Denshi Co., Ltd.	1,400	99,826
	Fukui Bank, Ltd. (The)	9,900	145,045
	Fukui Computer Holdings, Inc.	2,100	56,238
	Fukuoka Financial Group, Inc.	55,632	794,789
#	Fukushima Bank, Ltd. (The)	11,300	17,183
	Fukushima Galilei Co., Ltd.	6,600	194,142
	Fukuyama Transporting Co., Ltd.	14,200	492,099
	FULLCAST Holdings Co., Ltd.	6,400	81,052
	Fumakilla, Ltd.	1,200	14,678
*	Funai Electric Co., Ltd.	11,600	47,983
	Funai Soken Holdings, Inc.	8,970	191,142
	Furukawa Battery Co., Ltd. (The)	7,900	40,569
	Furukawa Co., Ltd.	14,800	151,275
	Furukawa Electric Co., Ltd.	35,100	660,674
	Furuno Electric Co., Ltd.	10,200	75,896
	Furusato Industries, Ltd.	4,200	55,093
#	Furuya Metal Co., Ltd.	800	36,339
	Furyu Corp.	8,200	62,966
	Fuso Chemical Co., Ltd.	8,900	263,589

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries, Ltd.	3,400	$68,356
	Futaba Corp.	16,300	152,190
	Futaba Industrial Co., Ltd.	35,800	170,183
	Future Corp.	10,500	138,930
	Fuyo General Lease Co., Ltd.	12,000	599,991
	G-7 Holdings, Inc.	8,200	178,178
	Gakken Holdings Co., Ltd.	4,400	72,401
#	Gakkyusha Co., Ltd.	3,000	30,602
	GCA Corp.	5,600	33,732
	Gecoss Corp.	7,000	56,426
	Genki Sushi Co., Ltd.	2,000	43,349
	Genky DrugStores Co., Ltd.	4,200	95,719
#	Geo Holdings Corp.	19,600	256,605
	Geostr Corp.	7,300	22,502
	Gfoot Co., Ltd.	4,800	19,291
	Giken, Ltd.	5,700	208,183
	GL Sciences, Inc.	3,700	34,733
	GLOBERIDE, Inc.	6,000	106,999
	Glory, Ltd.	16,100	361,835
	Glosel Co., Ltd.	7,000	27,884
#	GMO Cloud K.K	1,300	38,301
	GMO Financial Holdings, Inc.	7,700	38,814
	GMO internet, Inc.	22,600	491,913
	GMO Payment Gateway, Inc.	5,800	517,066
	GMO Pepabo, Inc.	500	9,309
	Godo Steel, Ltd.	4,200	79,012
#	Gokurakuyu Holdings Co., Ltd.	8,800	30,661
	Goldcrest Co., Ltd.	8,900	134,257
#	Goldwin, Inc.	5,200	279,952
	Golf Digest Online, Inc.	6,700	30,450
#	Good Com Asset Co., Ltd.	1,400	19,459
	Grandy House Corp.	4,200	12,888
	Gree, Inc.	43,600	171,405
	Greens Co., Ltd.	2,500	9,737
	GS Yuasa Corp.	33,800	480,320
	GSI Creos Corp.	1,800	17,321
	G-Tekt Corp.	11,700	119,676
	Gun-Ei Chemical Industry Co., Ltd.	2,400	57,262
	GungHo Online Entertainment, Inc.	15,740	244,089
	Gunma Bank, Ltd. (The)	170,200	544,922
	Gunze, Ltd.	7,800	264,404
	Gurunavi, Inc.	19,800	105,566
	H2O Retailing Corp.	41,900	328,629
#	HABA Laboratories, Inc.	900	34,506
	Hachijuni Bank, Ltd. (The)	120,600	430,645
	Hagihara Industries, Inc.	4,900	60,416
	Hagiwara Electric Holdings Co., Ltd.	3,300	63,337
	Hakudo Co., Ltd.	4,400	50,437
	Hakuhodo DY Holdings, Inc.	32,400	358,927
	Hakuto Co., Ltd.	6,400	58,049
#	Hakuyosha Co., Ltd.	800	19,837
	Halows Co., Ltd.	3,100	86,177
	Hamakyorex Co., Ltd.	9,700	265,148
	Hamamatsu Photonics KK	4,300	187,950
	Hamee Corp.	1,400	16,906
#	Handsman Co., Ltd.	800	9,203
	Hankyu Hanshin Holdings, Inc.	33,400	1,142,709
	Hanwa Co., Ltd.	15,800	251,000
	Happinet Corp.	7,100	69,968

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Harada Industry Co., Ltd.	4,800	$37,153
	Hard Off Corp. Co., Ltd.	6,400	39,739
	Harima Chemicals Group, Inc.	6,100	58,224
#	Harmonic Drive Systems, Inc.	900	41,579
	Haruyama Holdings, Inc.	4,600	31,496
	Haseko Corp.	133,700	1,451,528
	Havix Corp.	900	6,106
	Hayashikane Sangyo Co., Ltd.	2,900	15,258
	Hazama Ando Corp.	117,200	729,892
	Heiwa Corp.	22,700	382,223
	Heiwa Real Estate Co., Ltd.	12,900	346,375
	Heiwado Co., Ltd.	14,000	238,598
#	Helios Techno Holding Co., Ltd.	11,800	36,586
	Hibino Corp.	2,500	38,490
	Hibiya Engineering, Ltd.	7,600	130,650
	Hiday Hidaka Corp.	6,381	98,431
	Hikari Tsushin, Inc.	2,900	561,237
	HI-LEX Corp.	10,700	115,676
	Hino Motors, Ltd.	95,900	570,483
	Hinokiya Group Co., Ltd.	2,400	33,033
	Hioki EE Corp.	2,000	56,922
	Hirakawa Hewtech Corp.	4,000	37,777
*	Hiramatsu, Inc.	14,800	19,852
#	Hirano Tecseed Co., Ltd.	5,000	52,668
	Hirata Corp.	2,100	100,741
	Hirose Electric Co., Ltd.	1,755	192,693
#*	Hirose Tusyo, Inc.	1,900	31,413
	Hiroshima Bank, Ltd. (The)	115,700	480,720
#	Hiroshima Gas Co., Ltd.	9,300	31,185
#	HIS Co., Ltd.	13,400	176,440
	Hisaka Works, Ltd.	11,600	79,574
	Hisamitsu Pharmaceutical Co., Inc.	2,100	98,943
	Hitachi Capital Corp.	38,300	740,744
	Hitachi Construction Machinery Co., Ltd.	31,300	734,368
	Hitachi Metals, Ltd.	37,300	359,413
	Hitachi Transport System, Ltd.	19,000	461,154
	Hitachi Zosen Corp.	74,700	247,160
	Hitachi, Ltd.	74,500	2,211,117
	Hito Communications Holdings, Inc.	2,200	19,848
	Hochiki Corp.	6,500	85,240
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	1,000	5,193
#	Hodogaya Chemical Co., Ltd.	3,100	100,489
	Hogy Medical Co., Ltd.	2,600	81,300
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	23,775
	Hokkaido Electric Power Co., Inc.	57,300	219,282
	Hokkaido Gas Co., Ltd.	4,700	68,601
	Hokkan Holdings, Ltd.	5,200	73,642
	Hokko Chemical Industry Co., Ltd.	8,500	44,247
	Hokkoku Bank, Ltd. (The)	10,300	306,147
	Hokuetsu Corp.	57,300	226,281
	Hokuetsu Industries Co., Ltd.	11,900	110,350
	Hokuhoku Financial Group, Inc.	57,700	468,826
	Hokuriku Electric Industry Co., Ltd.	3,300	28,909
	Hokuriku Electric Power Co.	42,000	283,071
	Hokuriku Electrical Construction Co., Ltd.	5,000	46,185
	Hokuto Corp.	6,400	114,646
	Honda Motor Co., Ltd.	224,300	5,446,936
	Honda Tsushin Kogyo Co., Ltd.	6,800	25,213
	H-One Co., Ltd.	10,500	51,442

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honeys Holdings Co., Ltd.	6,900	$70,021
#	Honma Golf, Ltd.	53,500	27,542
	Honshu Chemical Industry Co., Ltd.	1,800	17,491
	Hoosiers Holdings	18,200	102,622
	Horiba, Ltd.	9,400	497,387
	Hoshizaki Corp.	2,200	167,655
	Hosiden Corp.	22,400	191,161
	Hosokawa Micron Corp.	4,300	195,749
	Hotland Co., Ltd.	2,600	24,492
	House Foods Group, Inc.	11,600	365,341
	Howa Machinery, Ltd.	5,400	39,962
	Hoya Corp.	35,500	3,237,363
#	HUB Co., Ltd.	900	5,309
	Hulic Co., Ltd.	28,695	283,792
	Hyakugo Bank, Ltd. (The)	104,900	304,277
	Hyakujushi Bank, Ltd. (The)	11,500	204,567
#	I K K, Inc.	5,600	32,103
	Ibiden Co., Ltd.	33,300	851,148
#	IBJ, Inc.	7,100	45,195
	Ichibanya Co., Ltd.	3,398	141,144
	Ichigo, Inc.	137,900	353,133
	Ichiken Co., Ltd.	3,100	35,296
	Ichikoh Industries, Ltd.	23,000	101,688
	Ichimasa Kamaboko Co., Ltd.	3,500	32,157
	Ichinen Holdings Co., Ltd.	12,700	131,874
	Ichiyoshi Securities Co., Ltd.	23,500	98,393
	Icom, Inc.	4,700	115,792
	ID Holdings Corp.	3,700	49,138
	Idec Corp.	14,800	216,635
	Idemitsu Kosan Co., Ltd.	42,283	960,797
	IDOM, Inc.	37,000	148,113
#	Ihara Science Corp.	4,200	40,000
	IHI Corp.	69,100	856,470
	Iida Group Holdings Co., Ltd.	17,000	225,802
	Iino Kaiun Kaisha, Ltd.	36,600	108,887
	IJTT Co., Ltd.	15,400	63,310
	Ikegami Tsushinki Co., Ltd.	2,500	19,099
	Imagica Group, Inc.	7,200	24,134
	Imasen Electric Industrial	9,100	63,568
	Inaba Denki Sangyo Co., Ltd.	10,000	211,557
	Inaba Seisakusho Co., Ltd.	4,800	58,238
	Inabata & Co., Ltd.	20,600	228,487
	Inageya Co., Ltd.	4,200	67,400
	Ines Corp.	1,800	23,601
	I-Net Corp.	7,310	101,758
	Infocom Corp.	13,200	316,076
	Infomart Corp.	62,600	432,231
	Information Services International-Dentsu, Ltd.	4,900	207,915
	Innotech Corp.	8,200	67,434
	Inpex Corp.	308,100	1,988,814
#	Insource Co., Ltd.	1,700	37,281
	Intage Holdings, Inc.	17,300	123,768
	Intellex Co., Ltd.	1,100	5,539
#	Intelligent Wave, Inc.	4,800	25,628
	Inter Action Corp.	1,700	37,153
	Internet Initiative Japan, Inc.	19,300	659,705
	Inui Global Logistics Co., Ltd.	5,100	55,915
	I-O Data Device, Inc.	4,300	36,476
	IR Japan Holdings, Ltd.	2,200	131,655

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co., Ltd.	9,300	$259,158
	I’rom Group Co., Ltd.	900	11,180
	Ise Chemicals Corp.	600	16,397
	Iseki & Co., Ltd.	7,400	81,542
#	Isetan Mitsukoshi Holdings, Ltd.	94,100	572,451
#	Ishihara Chemical Co., Ltd.	2,600	45,427
	Ishihara Sangyo Kaisha, Ltd.	15,600	92,747
	Ishizuka Glass Co., Ltd.	600	12,079
	Isolite Insulating Products Co., Ltd.	4,700	19,328
	Isuzu Motors, Ltd.	136,000	1,033,539
	Itfor, Inc.	5,500	33,920
#	Ito En, Ltd.	11,100	616,626
#	ITOCHU Corp.	57,500	1,127,294
	Itochu Enex Co., Ltd.	26,700	198,242
	Itochu Techno-Solutions Corp.	13,200	403,320
	Itochu-Shokuhin Co., Ltd.	2,500	110,008
	Itoham Yonekyu Holdings, Inc.	74,800	433,955
	Itoki Corp.	20,600	62,211
#*	Itokuro, Inc.	1,600	20,964
	IwaiCosmo Holdings, Inc.	7,900	69,268
	Iwaki & Co., Ltd.	11,000	44,144
	Iwasaki Electric Co., Ltd.	3,500	43,559
	Iwatani Corp.	26,000	888,217
*	Iwatsu Electric Co., Ltd.	4,300	33,749
	Iwatsuka Confectionery Co., Ltd.	1,600	48,161
#	Iyo Bank, Ltd. (The)	109,200	585,010
	Izumi Co., Ltd.	13,300	389,324
	J Front Retailing Co., Ltd.	63,200	515,588
#	J Trust Co., Ltd.	31,800	61,713
	JAC Recruitment Co., Ltd.	4,600	48,182
	Jaccs Co., Ltd.	9,900	164,352
	Jafco Co., Ltd.	16,400	525,357
*	Jalux, Inc.	3,200	46,248
	Jamco Corp.	3,500	21,265
	Janome Sewing Machine Co., Ltd.	7,000	25,164
	Japan Airlines Co., Ltd.	42,800	763,457
	Japan Airport Terminal Co., Ltd.	5,300	214,927
	Japan Asia Group, Ltd.	8,500	18,611
*	Japan Asia Investment Co., Ltd.	9,000	17,460
#*	Japan Asset Marketing Co., Ltd.	50,200	42,307
	Japan Aviation Electronics Industry, Ltd.	33,800	438,477
#	Japan Best Rescue System Co., Ltd.	3,800	26,867
	Japan Cash Machine Co., Ltd.	8,500	43,333
#*	Japan Display, Inc.	285,200	115,229
	Japan Electronic Materials Corp.	4,200	36,369
	Japan Elevator Service Holdings Co., Ltd.	2,800	71,211
	Japan Exchange Group, Inc.	74,600	1,387,592
	Japan Foundation Engineering Co., Ltd.	12,800	49,049
#	Japan Investment Adviser Co., Ltd.	3,000	19,713
	Japan Lifeline Co., Ltd.	15,300	179,929
	Japan Material Co., Ltd.	19,200	277,944
	Japan Medical Dynamic Marketing, Inc.	8,300	120,886
	Japan Oil Transportation Co., Ltd.	1,100	30,574
	Japan Petroleum Exploration Co., Ltd.	9,800	168,437
	Japan Post Holdings Co., Ltd.	117,100	936,670
	Japan Property Management Center Co., Ltd.	4,600	43,349
	Japan Pulp & Paper Co., Ltd.	4,400	146,281
	Japan Securities Finance Co., Ltd.	41,800	196,725
	Japan Steel Works, Ltd. (The)	34,000	417,411

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Tobacco, Inc.	103,600	$1,929,348
	Japan Transcity Corp.	14,800	67,601
	Japan Wool Textile Co., Ltd. (The)	22,200	194,558
	Jastec Co., Ltd.	2,800	29,047
	JBCC Holdings, Inc.	6,700	118,447
	JCR Pharmaceuticals Co., Ltd.	2,500	239,462
	JCU Corp.	10,500	245,625
	Jeol, Ltd.	18,700	552,920
	JFE Holdings, Inc.	82,700	548,800
#	JFLA Holdings, Inc.	7,200	22,045
	JGC Holdings Corp.	70,500	680,803
#*	JIG-SAW, Inc.	800	38,268
	Jimoto Holdings, Inc.	88,900	79,528
	JINS Holdings, Inc.	4,400	232,093
	JK Holdings Co., Ltd.	7,900	55,239
	JM Holdings Co., Ltd.	5,400	132,118
	JMS Co., Ltd.	7,600	59,240
#	Joban Kosan Co., Ltd.	2,900	35,033
	J-Oil Mills, Inc.	4,800	183,228
	Joshin Denki Co., Ltd.	5,700	110,510
	JP-Holdings, Inc.	15,500	38,811
	JSP Corp.	6,700	86,482
	JSR Corp.	27,700	521,066
	JTEKT Corp.	84,200	616,810
	Juki Corp.	19,000	104,173
	Juroku Bank, Ltd. (The)	14,000	245,942
	Justsystems Corp.	6,400	391,373
	JVCKenwood Corp.	99,600	158,310
	JXTG Holdings, Inc.	410,500	1,455,371
	K&O Energy Group, Inc.	6,600	96,997
	Kadokawa Corp.	19,500	280,361
#	Kadoya Sesame Mills, Inc.	500	17,398
	Kaga Electronics Co., Ltd.	8,100	146,471
	Kagome Co., Ltd.	5,600	143,011
	Kajima Corp.	96,100	998,553
	Kakaku.com, Inc.	19,300	393,823
	Kaken Pharmaceutical Co., Ltd.	9,400	517,390
	Kakiyasu Honten Co., Ltd.	3,800	80,909
	Kameda Seika Co., Ltd.	4,500	215,800
	Kamei Corp.	9,400	92,089
	Kamigumi Co., Ltd.	34,400	605,627
	Kanaden Corp.	8,800	101,384
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	78,997
	Kanamic Network Co., Ltd.	5,700	36,352
	Kanamoto Co., Ltd.	20,000	387,830
	Kandenko Co., Ltd.	43,900	367,357
	Kaneka Corp.	16,700	431,950
	Kaneko Seeds Co., Ltd.	5,500	75,520
	Kanematsu Corp.	39,600	390,372
	Kanematsu Electronics, Ltd.	6,100	206,860
	Kansai Electric Power Co., Inc. (The)	36,600	375,046
	Kansai Mirai Financial Group, Inc.	40,035	134,603
	Kansai Paint Co., Ltd.	8,600	163,353
	Kansai Super Market, Ltd.	7,300	76,817
	Kanto Denka Kogyo Co., Ltd.	28,800	228,954
	Kao Corp.	42,900	3,308,289
	Kappa Create Co., Ltd.	6,100	74,991
	Kasai Kogyo Co., Ltd.	14,200	65,994
	Katakura Industries Co., Ltd.	12,100	116,401

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kato Sangyo Co., Ltd.	5,000	$169,600
	Kato Works Co., Ltd.	5,200	59,255
	KAWADA TECHNOLOGIES, Inc.	1,900	88,672
#	Kawagishi Bridge Works Co., Ltd.	600	11,718
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,700	68,148
	Kawasaki Heavy Industries, Ltd.	63,600	961,000
*	Kawasaki Kisen Kaisha, Ltd.	32,674	321,453
	Kawasumi Laboratories, Inc.	8,400	71,535
	KDDI Corp.	165,200	4,784,897
	KeePer Technical Laboratory Co., Ltd.	1,800	23,883
	Keihan Holdings Co., Ltd.	31,600	1,420,284
	Keihanshin Building Co., Ltd.	10,200	131,684
	Keihin Co., Ltd.	1,500	17,654
	Keihin Corp.	26,600	634,499
	Keikyu Corp.	19,700	323,782
#	Keio Corp.	8,800	497,794
	Keisei Electric Railway Co., Ltd.	11,599	349,876
	Keiyo Bank, Ltd. (The)	50,600	246,614
	Keiyo Co., Ltd.	17,900	95,589
	KEL Corp.	1,800	13,104
	Kenedix, Inc.	48,000	216,908
	Kenko Mayonnaise Co., Ltd.	4,700	86,381
	Kewpie Corp.	33,900	673,190
	Keyence Corp.	4,400	1,570,853
	KFC Holdings Japan, Ltd.	5,600	134,924
	KFC, Ltd.	1,500	22,419
	KH Neochem Co., Ltd.	8,300	143,389
	Kikkoman Corp.	8,200	376,790
#	Kimoto Co., Ltd.	17,300	22,404
#	Kimura Chemical Plants Co., Ltd.	5,900	23,153
	Kinden Corp.	41,900	674,217
	King Co., Ltd.	4,000	17,532
#	King Jim Co., Ltd.	4,200	33,933
#*	Kinki Sharyo Co., Ltd. (The)	1,800	18,535
	Kintetsu Department Store Co., Ltd.	2,400	57,903
	Kintetsu Group Holdings Co., Ltd.	9,000	429,935
	Kintetsu World Express, Inc.	17,700	257,637
	Kirin Holdings Co., Ltd.	59,600	1,150,175
#	Kirindo Holdings Co., Ltd.	5,500	108,208
	Kissei Pharmaceutical Co., Ltd.	13,200	312,987
	Ki-Star Real Estate Co., Ltd.	5,100	50,892
	Kitagawa Corp.	5,100	71,989
	Kita-Nippon Bank, Ltd. (The)	3,600	64,694
	Kitano Construction Corp.	1,600	38,573
#	Kitanotatsujin Corp.	16,200	76,957
	Kito Corp.	15,500	156,938
	Kitz Corp.	25,100	153,967
	Kiyo Bank, Ltd. (The)	30,400	449,211
#*	KLab, Inc.	21,400	144,826
	Koa Corp.	13,600	112,597
	Koatsu Gas Kogyo Co., Ltd.	12,700	86,654
	Kobayashi Metals, Ltd.	3,100	7,682
	Kobayashi Pharmaceutical Co., Ltd.	2,400	222,474
	Kobe Bussan Co., Ltd.	16,800	811,591
#*	Kobe Electric Railway Co., Ltd.	2,100	75,835
	Kobe Steel, Ltd.	170,100	568,916
	Koei Tecmo Holdings Co., Ltd.	2,700	71,026
	Kohnan Shoji Co., Ltd.	12,300	285,479
	Kohsoku Corp.	5,000	67,088

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co., Ltd.	26,200	$986,895
	Kojima Co., Ltd.	14,600	53,106
	Kokusai Co., Ltd.	1,000	5,927
	Kokusai Pulp & Paper Co., Ltd.	6,000	17,401
	Kokuyo Co., Ltd.	40,200	491,476
	KOMAIHALTEC, Inc.	900	12,653
#	Komatsu Matere Co., Ltd.	16,300	113,788
	Komatsu Wall Industry Co., Ltd.	3,000	50,367
	Komatsu, Ltd.	156,300	2,957,339
	KOMEDA Holdings Co., Ltd.	14,000	212,721
	Komehyo Co., Ltd.	3,700	28,777
	Komeri Co., Ltd.	14,500	281,640
	Komori Corp.	21,200	148,736
	Konaka Co., Ltd.	16,900	50,713
	Konami Holdings Corp.	11,200	351,671
	Kondotec, Inc.	7,700	65,567
	Konica Minolta, Inc.	184,200	712,784
	Konishi Co., Ltd.	13,800	180,636
	Konoike Transport Co., Ltd.	11,700	126,126
	Konoshima Chemical Co., Ltd.	3,900	23,213
#*	Kosaido Co., Ltd.	8,600	61,550
	Kose Corp.	3,800	475,047
#	Koshidaka Holdings Co., Ltd.	14,000	60,777
	Kotobuki Spirits Co., Ltd.	6,300	246,070
	Kourakuen Holdings Corp.	3,500	47,495
	Kozo Keikaku Engineering, Inc.	500	11,926
	Krosaki Harima Corp.	3,300	116,092
	KRS Corp.	3,700	56,364
	K’s Holdings Corp.	57,600	627,527
	KU Holdings Co., Ltd.	2,700	20,096
	Kubota Corp., Sponsored ADR	1,000	62,270
	Kubota Corp.	47,400	588,646
	Kumagai Gumi Co., Ltd.	16,600	363,711
#	Kumiai Chemical Industry Co., Ltd.	21,563	174,036
	Kunimine Industries Co., Ltd.	3,800	35,027
#	Kura Sushi, Inc.	3,200	124,022
	Kurabo Industries, Ltd.	6,600	151,100
	Kuraray Co., Ltd.	130,500	1,305,464
	Kureha Corp.	7,700	310,562
	Kurimoto, Ltd.	4,400	72,957
	Kurita Water Industries, Ltd.	21,900	610,985
	Kuriyama Holdings Corp.	5,600	25,062
	Kushikatsu Tanaka Holdings Co.	1,100	13,819
#	Kusuri no Aoki Holdings Co., Ltd.	4,500	353,991
*	KYB Corp.	8,300	166,906
	Kyocera Corp.	15,151	809,524
#	Kyoden Co., Ltd.	10,500	25,162
	Kyodo Printing Co., Ltd.	4,000	102,971
	Kyoei Steel, Ltd.	9,300	118,176
#	Kyokuto Boeki Kaisha, Ltd.	3,000	38,817
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,900	162,119
	Kyokuto Securities Co., Ltd.	9,100	41,534
#	Kyokuyo Co., Ltd.	5,200	124,254
#	KYORIN Holdings, Inc.	16,400	340,805
	Kyoritsu Maintenance Co., Ltd.	14,620	352,706
	Kyoritsu Printing Co., Ltd.	16,700	23,480
	Kyosan Electric Manufacturing Co., Ltd.	19,800	93,860
	Kyowa Electronic Instruments Co., Ltd.	12,400	46,543
	Kyowa Exeo Corp.	20,445	498,077

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Kirin Co., Ltd.	4,000	$92,839
	Kyowa Leather Cloth Co., Ltd.	5,900	34,795
	Kyudenko Corp.	13,300	372,892
	Kyushu Electric Power Co., Inc.	38,100	301,903
	Kyushu Financial Group, Inc.	168,399	710,418
	Kyushu Railway Co.	14,400	387,405
	LAC Co., Ltd.	4,500	38,395
	Lacto Japan Co., Ltd.	3,000	96,320
	Land Business Co., Ltd.	1,700	4,503
#*	Laox Co., Ltd.	19,000	25,768
	Lasertec Corp.	26,000	1,719,549
	Lawson, Inc.	7,900	410,638
	LEC, Inc.	10,800	119,192
	Lecip Holdings Corp.	3,200	13,709
*	Leopalace21 Corp.	88,700	197,058
	Life Corp.	10,800	335,425
	LIFULL Co., Ltd.	13,100	40,009
#	Like Co., Ltd.	1,200	18,039
*	LINE Corp.	500	24,458
	Linical Co., Ltd.	2,800	22,814
#	Link And Motivation, Inc.	11,200	36,910
	Lintec Corp.	19,800	424,897
	Lion Corp.	17,000	357,379
*	Litalico, Inc.	3,000	62,873
	LIXIL Group Corp.	41,700	500,221
	LIXIL VIVA Corp.	14,800	251,906
	Look Holdings, Inc.	2,300	16,853
*	M&A Capital Partners Co., Ltd.	5,000	139,175
#	M3, Inc.	41,900	1,512,337
	Mabuchi Motor Co., Ltd.	8,500	263,203
	Macnica Fuji Electronics Holdings, Inc.	21,499	292,653
	Macromill, Inc.	14,300	90,755
#	Maeda Corp.	66,100	530,208
	Maeda Kosen Co., Ltd.	10,800	208,460
	Maeda Road Construction Co., Ltd.	6,500	120,338
	Maezawa Industries, Inc.	2,800	8,720
	Maezawa Kasei Industries Co., Ltd.	5,600	56,113
	Maezawa Kyuso Industries Co., Ltd.	4,100	75,647
	Makino Milling Machine Co., Ltd.	10,500	299,329
	Makita Corp.	5,800	188,862
	Mani, Inc.	11,300	251,682
	MarkLines Co., Ltd.	2,000	32,313
	Mars Group Holdings Corp.	5,800	90,551
	Marubeni Corp.	176,500	849,996
#	Marubun Corp.	6,700	31,343
	Marudai Food Co., Ltd.	9,900	180,611
	Marufuji Sheet Piling Co., Ltd.	400	7,024
	Maruha Nichiro Corp.	21,700	454,118
	Marui Group Co., Ltd.	16,600	271,724
	Maruichi Steel Tube, Ltd.	14,400	323,783
	Maruka Corp.	3,200	51,530
#	Marusan Securities Co., Ltd.	28,400	108,147
	Maruwa Co., Ltd.	5,000	352,680
	Maruwa Unyu Kikan Co., Ltd.	8,800	256,248
	Maruyama Manufacturing Co., Inc.	900	10,234
	Maruzen CHI Holdings Co., Ltd.	8,400	29,317
	Maruzen Showa Unyu Co., Ltd.	4,800	112,552
	Marvelous, Inc.	16,800	83,740
#	Matching Service Japan Co., Ltd.	2,600	17,968

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Matsuda Sangyo Co., Ltd.	6,500	$79,512
#	Matsui Construction Co., Ltd.	8,200	48,259
	Matsui Securities Co., Ltd.	14,700	107,299
	Matsumotokiyoshi Holdings Co., Ltd.	7,200	247,814
	Matsuyafoods Holdings Co., Ltd.	4,000	143,637
	Max Co., Ltd.	8,500	126,216
#	Maxell Holdings, Ltd.	21,900	201,467
	Maxvalu Tokai Co., Ltd.	2,400	49,744
	Mazda Motor Corp.	111,700	631,479
	McDonald’s Holdings Co. Japan, Ltd.	6,200	303,154
	MCJ Co., Ltd.	34,200	226,882
	Mebuki Financial Group, Inc.	293,390	616,313
	MEC Co., Ltd.	4,400	66,103
#	Media Do Holdings Co., Ltd.	2,600	99,658
#*	Medical Data Vision Co., Ltd.	3,400	23,865
	Medical System Network Co., Ltd.	15,500	65,768
	Medipal Holdings Corp.	19,700	380,035
#	Medius Holdings Co., Ltd.	1,200	10,322
	Megachips Corp.	6,600	99,233
	Megmilk Snow Brand Co., Ltd.	18,300	417,543
	Meidensha Corp.	20,800	322,459
#	Meiji Electric Industries Co., Ltd.	1,000	11,724
	MEIJI Holdings Co., Ltd.	11,800	819,555
#	Meiji Shipping Co., Ltd.	6,900	23,448
	Meiko Electronics Co., Ltd.	13,700	177,766
	Meiko Network Japan Co., Ltd.	9,100	66,117
	Meisei Industrial Co., Ltd.	17,000	123,660
	Meitec Corp.	8,300	366,480
	Meito Sangyo Co., Ltd.	4,200	50,042
	Meiwa Corp.	11,400	51,046
	Meiwa Estate Co., Ltd.	3,900	15,813
	Melco Holdings, Inc.	1,800	41,819
	Members Co., Ltd.	2,000	26,473
	Menicon Co., Ltd.	13,100	568,540
	Mercuria Investment Co., Ltd.	900	4,707
#*	Metaps, Inc.	1,800	9,951
	METAWATER Co., Ltd.	1,700	67,606
	Michinoku Bank, Ltd. (The)	8,699	88,615
	Mie Kotsu Group Holdings, Inc.	32,300	143,785
	Mikuni Corp.	11,100	25,607
	Milbon Co., Ltd.	5,900	258,960
	Mimaki Engineering Co., Ltd.	11,700	44,128
	Mimasu Semiconductor Industry Co., Ltd.	9,500	183,946
#	Minebea Mitsumi, Inc.	74,661	1,213,927
	Ministop Co., Ltd.	5,900	81,404
	Miraca Holdings, Inc.	29,400	736,162
	Miraial Co., Ltd.	2,200	22,274
	Mirait Holdings Corp.	35,000	452,122
	Miroku Jyoho Service Co., Ltd.	5,900	148,771
#	MISUMI Group, Inc.	16,500	391,931
	Mitani Corp.	1,900	111,351
	Mitani Sangyo Co., Ltd.	9,700	33,415
	Mitani Sekisan Co., Ltd.	1,400	62,430
#	Mito Securities Co., Ltd.	34,700	61,839
*	Mitsuba Corp.	21,000	88,254
	Mitsubishi Chemical Holdings Corp.	383,700	2,180,795
	Mitsubishi Corp.	102,300	2,169,577
	Mitsubishi Electric Corp.	114,600	1,410,112
	Mitsubishi Estate Co., Ltd.	53,900	872,001

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	51,500	$630,918
	Mitsubishi Heavy Industries, Ltd.	64,500	1,654,014
	Mitsubishi Kakoki Kaisha, Ltd.	3,200	48,310
	Mitsubishi Logisnext Co., Ltd.	16,000	148,846
#	Mitsubishi Logistics Corp.	19,200	423,920
	Mitsubishi Materials Corp.	35,800	733,268
#	Mitsubishi Motors Corp.	101,500	287,639
	Mitsubishi Paper Mills, Ltd.	11,200	39,562
	Mitsubishi Pencil Co., Ltd.	3,700	46,308
	Mitsubishi Research Institute, Inc.	3,500	118,600
	Mitsubishi Shokuhin Co., Ltd.	7,500	189,278
	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	38,796
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	47,200	188,328
	Mitsubishi UFJ Financial Group, Inc.	852,300	3,443,292
	Mitsubishi UFJ Lease & Finance Co., Ltd.	188,400	899,617
	Mitsuboshi Belting, Ltd.	9,800	134,184
	Mitsui & Co., Ltd., Sponsored ADR	336	93,643
	Mitsui & Co., Ltd.	122,900	1,715,480
	Mitsui Chemicals, Inc.	42,800	840,294
*	Mitsui E&S Holdings Co., Ltd.	35,100	198,312
	Mitsui Fudosan Co., Ltd.	37,500	689,510
	Mitsui High-Tec, Inc.	6,800	76,187
	Mitsui Matsushima Holdings Co., Ltd.	5,300	41,116
	Mitsui Mining & Smelting Co., Ltd.	34,500	643,674
	Mitsui OSK Lines, Ltd.	33,900	587,984
	Mitsui Sugar Co., Ltd.	7,900	157,616
	Mitsui-Soko Holdings Co., Ltd.	13,400	181,550
	Mitsuuroko Group Holdings Co., Ltd.	14,700	151,286
	Mixi, Inc.	21,700	374,415
	Miyaji Engineering Group, Inc.	2,100	31,202
	Miyazaki Bank, Ltd. (The)	7,700	166,000
	Miyoshi Oil & Fat Co., Ltd.	3,800	37,879
	Mizuho Financial Group, Inc.	1,816,400	2,115,051
	Mizuho Leasing Co., Ltd.	16,800	322,996
#	Mizuho Medy Co., Ltd.	800	12,026
	Mizuno Corp.	8,200	142,256
#*	Mobile Factory, Inc.	900	8,235
	Mochida Pharmaceutical Co., Ltd.	4,600	179,979
#	Modec, Inc.	10,500	148,776
	Molitec Steel Co., Ltd.	5,800	15,229
	Monex Group, Inc.	95,500	187,151
	Money Partners Group Co., Ltd.	8,500	16,499
	Monogatari Corp. (The)	3,400	202,257
#	MonotaRO Co., Ltd.	20,400	655,480
	MORESCO Corp.	3,400	28,010
	Morinaga & Co., Ltd.	9,000	369,857
	Morinaga Milk Industry Co., Ltd.	22,800	883,683
	Morita Holdings Corp.	11,900	182,867
	Morito Co., Ltd.	9,000	55,552
	Morningstar Japan KK	6,300	20,808
	Morozoff, Ltd.	900	45,688
	Mory Industries, Inc.	2,400	52,194
	MrMax Holdings, Ltd.	10,500	40,863
	MS&AD Insurance Group Holdings, Inc.	36,700	1,057,330
	MTI, Ltd.	16,600	85,095
	Mugen Estate Co., Ltd.	6,100	26,431
	m-up Holdings, Inc.	1,000	23,797
	Murakami Corp.	400	8,402
	Murata Manufacturing Co., Ltd.	35,672	2,010,009

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Musashi Seimitsu Industry Co., Ltd.	32,000	$259,088
	Musashino Bank, Ltd. (The)	14,300	180,105
	Mutoh Holdings Co., Ltd.	900	10,981
	N Field Co., Ltd.	3,400	13,655
	Nabtesco Corp.	25,700	735,414
	NAC Co., Ltd.	6,900	53,553
	Nachi-Fujikoshi Corp.	10,000	289,204
	Nafco Co., Ltd.	5,700	62,227
#	Nagano Bank, Ltd. (The)	5,300	56,713
	Nagano Keiki Co., Ltd.	7,000	50,771
	Nagase & Co., Ltd.	46,900	564,143
	Nagatanien Holdings Co., Ltd.	6,000	123,394
	Nagawa Co., Ltd.	1,400	97,197
	Nagoya Railroad Co., Ltd.	16,900	483,613
	Naigai Trans Line, Ltd.	3,100	32,102
	Nakabayashi Co., Ltd.	9,300	48,284
	Nakamoto Packs Co., Ltd.	1,400	18,971
	Nakamuraya Co., Ltd.	1,900	68,515
	Nakanishi, Inc.	9,900	135,105
	Nakano Corp.	9,200	30,484
	Nakayama Steel Works, Ltd.	10,100	35,373
	Nakayamafuku Co., Ltd.	6,200	27,024
	Nakayo, Inc.	1,200	15,461
	Namura Shipbuilding Co., Ltd.	26,600	45,509
	Nankai Electric Railway Co., Ltd.	17,600	392,905
	Nanto Bank, Ltd. (The)	13,700	287,322
	Narasaki Sangyo Co., Ltd.	1,400	22,869
#	Natori Co., Ltd.	2,500	39,903
	NEC Capital Solutions, Ltd.	5,300	92,219
	NEC Corp.	50,400	1,934,089
	NEC Networks & System Integration Corp.	6,400	275,404
#	NET One Systems Co., Ltd.	27,100	781,226
	Neturen Co., Ltd.	15,200	82,453
	New Japan Chemical Co., Ltd.	16,100	25,653
	Nexon Co., Ltd.	17,900	289,013
	Nextage Co., Ltd.	8,800	59,353
	Nexyz Group Corp.	3,200	29,712
	NFC Holdings, Inc.	600	10,159
	NGK Insulators, Ltd.	40,500	529,854
	NGK Spark Plug Co., Ltd.	57,600	862,399
	NH Foods, Ltd.	9,700	344,311
	NHK Spring Co., Ltd.	114,263	756,054
	Nicca Chemical Co., Ltd.	2,100	16,972
*	Nice Corp.	2,400	18,641
	Nichia Steel Works, Ltd.	16,600	39,030
	Nichias Corp.	37,700	749,474
	Nichiban Co., Ltd.	4,000	55,901
	Nichicon Corp.	22,500	148,284
	Nichiden Corp.	7,300	139,070
	Nichiha Corp.	17,200	314,191
	NichiiGakkan Co., Ltd.	26,100	261,872
	Nichi-iko Pharmaceutical Co., Ltd.	32,200	418,659
	Nichirei Corp.	32,500	813,010
	Nichireki Co., Ltd.	10,800	143,112
	Nichirin Co., Ltd.	6,200	71,282
#	Nidec Corp.	14,400	838,282
	Nifco, Inc.	30,200	583,125
	Nihon Chouzai Co., Ltd.	9,400	155,503
*	Nihon Dempa Kogyo Co., Ltd.	11,800	45,128

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Dengi Co., Ltd.	1,400	$40,896
	Nihon Denkei Co., Ltd.	2,600	25,577
#	Nihon Flush Co., Ltd.	3,800	42,604
	Nihon House Holdings Co., Ltd.	24,600	63,303
	Nihon Kagaku Sangyo Co., Ltd.	5,600	48,808
	Nihon Kohden Corp.	11,200	400,619
	Nihon M&A Center, Inc.	21,600	704,644
#	Nihon Nohyaku Co., Ltd.	18,800	75,231
	Nihon Parkerizing Co., Ltd.	35,100	359,192
	Nihon Plast Co., Ltd.	7,600	30,644
	Nihon Tokushu Toryo Co., Ltd.	5,000	39,888
	Nihon Unisys, Ltd.	35,900	1,038,259
	Nihon Yamamura Glass Co., Ltd.	3,600	27,827
	Nikkato Corp.	2,700	15,146
	Nikkiso Co., Ltd.	21,900	170,403
	Nikko Co., Ltd.	10,500	54,826
	Nikkon Holdings Co., Ltd.	23,000	446,602
	Nikon Corp.	46,200	429,744
	Nintendo Co., Ltd.	3,200	1,321,357
	Nippi, Inc.	1,000	31,218
	Nippo Corp.	17,000	382,306
	Nippon Air Conditioning Services Co., Ltd.	6,100	40,187
	Nippon Aqua Co., Ltd.	2,800	15,367
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	75,039
	Nippon Carbide Industries Co., Inc.	3,800	37,085
	Nippon Carbon Co., Ltd.	5,800	177,872
#	Nippon Chemical Industrial Co., Ltd.	3,000	62,517
#	Nippon Chemi-Con Corp.	9,500	107,150
#	Nippon Chemiphar Co., Ltd.	900	21,537
#	Nippon Coke & Engineering Co., Ltd.	109,500	56,574
	Nippon Commercial Development Co., Ltd.	7,300	93,316
#	Nippon Computer Dynamics Co., Ltd.	1,800	11,230
	Nippon Concept Corp.	5,400	73,741
	Nippon Concrete Industries Co., Ltd.	16,800	39,120
#*	Nippon Denko Co., Ltd.	55,800	76,953
	Nippon Densetsu Kogyo Co., Ltd.	16,500	321,600
	Nippon Dry-Chemical Co., Ltd.	2,800	36,098
	Nippon Electric Glass Co., Ltd.	40,500	589,993
	Nippon Express Co., Ltd.	28,200	1,377,347
	Nippon Filcon Co., Ltd.	6,000	29,132
	Nippon Fine Chemical Co., Ltd.	5,700	78,113
	Nippon Flour Mills Co., Ltd.	21,600	340,031
	Nippon Gas Co., Ltd.	20,500	676,067
	Nippon Hume Corp.	9,000	50,840
	Nippon Kanzai Co., Ltd.	1,300	22,235
	Nippon Kayaku Co., Ltd.	40,900	395,665
*	Nippon Kinzoku Co., Ltd.	2,800	16,356
#	Nippon Kodoshi Corp.	3,100	24,414
	Nippon Koei Co., Ltd.	5,400	154,575
*	Nippon Koshuha Steel Co., Ltd.	3,200	10,830
	Nippon Light Metal Holdings Co., Ltd.	355,400	559,725
	Nippon Paint Holdings Co., Ltd.	3,100	179,166
#	Nippon Paper Industries Co., Ltd.	45,700	652,613
	Nippon Parking Development Co., Ltd., Class C	60,600	73,149
	Nippon Pillar Packing Co., Ltd.	8,400	106,439
	Nippon Piston Ring Co., Ltd.	2,400	26,197
	Nippon Road Co., Ltd. (The)	2,900	174,885
	Nippon Seiki Co., Ltd.	21,200	228,121
	Nippon Seisen Co., Ltd.	2,000	54,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nippon Sharyo, Ltd.	4,800	$122,804
*	Nippon Sheet Glass Co., Ltd.	66,700	210,992
	Nippon Shinyaku Co., Ltd.	1,500	105,336
	Nippon Shokubai Co., Ltd.	9,000	425,037
	Nippon Signal Co., Ltd.	14,900	138,520
	Nippon Soda Co., Ltd.	10,900	279,669
	Nippon Steel Corp.	106,399	895,202
	Nippon Steel Trading Corp.	6,700	211,085
#	Nippon Suisan Kaisha, Ltd.	161,400	718,143
	Nippon Systemware Co., Ltd.	3,100	57,766
	Nippon Telegraph & Telephone Corp.	56,600	1,288,988
	Nippon Thompson Co., Ltd.	30,100	103,934
	Nippon Tungsten Co., Ltd.	800	13,073
#	Nippon Yakin Kogyo Co., Ltd.	7,790	119,598
	Nippon Yusen K.K	68,600	903,017
	Nipro Corp.	73,400	820,952
	Nishikawa Rubber Co., Ltd.	300	3,072
	Nishimatsu Construction Co., Ltd.	24,400	462,033
	Nishimatsuya Chain Co., Ltd.	23,600	186,704
	Nishimoto Co., Ltd.	2,300	38,642
	Nishi-Nippon Financial Holdings, Inc.	60,600	353,667
	Nishi-Nippon Railroad Co., Ltd.	15,500	379,397
	Nishio Rent All Co., Ltd.	12,200	251,209
	Nissan Chemical Corp.	17,300	663,778
	Nissan Motor Co., Ltd.	322,500	1,097,722
	Nissan Shatai Co., Ltd.	29,000	232,157
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	21,487
	Nissei ASB Machine Co., Ltd.	2,600	69,970
	Nissei Corp.	1,700	17,271
	Nissei Plastic Industrial Co., Ltd.	5,600	51,260
	Nissha Co., Ltd.	19,600	143,137
	Nisshin Group Holdings Co., Ltd.	17,900	66,649
	Nisshin Oillio Group, Ltd. (The)	12,300	404,497
	Nisshin Seifun Group, Inc.	21,200	329,407
	Nisshinbo Holdings, Inc.	68,348	476,541
	Nissin Corp.	6,500	95,498
	Nissin Electric Co., Ltd.	17,100	158,853
	Nissin Foods Holdings Co., Ltd.	2,400	197,288
	Nissin Kogyo Co., Ltd.	16,500	342,345
	Nissin Sugar Co., Ltd.	5,700	100,695
	Nisso Corp.	3,700	16,320
	Nissui Pharmaceutical Co., Ltd.	6,300	72,563
	Nitori Holdings Co., Ltd.	2,300	352,534
	Nitta Corp.	9,500	169,995
	Nitta Gelatin, Inc.	5,000	31,960
	Nittan Valve Co., Ltd.	12,900	23,766
	Nittetsu Mining Co., Ltd.	2,600	105,125
	Nitto Denko Corp.	25,000	1,248,836
	Nitto Fuji Flour Milling Co., Ltd.	800	43,929
	Nitto Kogyo Corp.	8,000	134,774
	Nitto Kohki Co., Ltd.	5,000	87,213
	Nitto Seiko Co., Ltd.	14,600	64,381
	Nittoc Construction Co., Ltd.	10,600	69,448
	NJS Co., Ltd.	2,700	39,411
	nms Holdings Co.	6,300	15,879
	Noda Corp.	5,100	28,982
	Noevir Holdings Co., Ltd.	5,300	248,273
	NOF Corp.	14,100	467,228
	Nohmi Bosai, Ltd.	5,500	110,701

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nojima Corp.	17,900	$310,261
	NOK Corp.	28,500	331,907
	Nomura Co., Ltd.	29,600	224,229
	Nomura Holdings, Inc.	242,900	1,007,941
	Nomura Holdings, Inc., Sponsored ADR	10,300	42,642
	Nomura Real Estate Holdings, Inc.	31,300	508,946
	Nomura Research Institute, Ltd.	12,309	301,337
	Noritake Co., Ltd.	4,200	137,553
	Noritsu Koki Co., Ltd.	9,100	104,994
	Noritz Corp.	14,000	155,744
	North Pacific Bank, Ltd.	124,800	223,556
	Nozawa Corp.	2,600	13,199
	NS Solutions Corp.	9,300	234,915
#	NS Tool Co., Ltd.	4,900	120,360
	NS United Kaiun Kaisha, Ltd.	5,100	68,123
	NSD Co., Ltd.	14,340	203,058
	NSK, Ltd.	78,200	541,273
	NTN Corp.	222,800	427,338
	NTT Data Corp.	36,000	367,350
	NTT DOCOMO, Inc.	181,600	5,351,974
#*	OAK Capital Corp.	22,700	17,571
	Oat Agrio Co., Ltd.	2,000	18,753
	Obara Group, Inc.	5,900	152,865
	Obayashi Corp.	202,500	1,769,971
	Obic Co., Ltd.	1,700	255,105
	Odakyu Electric Railway Co., Ltd.	26,399	582,159
	Oenon Holdings, Inc.	16,000	57,850
	Ogaki Kyoritsu Bank, Ltd. (The)	16,900	344,832
#	Ohara, Inc.	2,000	16,960
#	Ohashi Technica, Inc.	4,800	63,918
#	Ohba Co., Ltd.	4,600	25,592
*	Ohki Healthcare Holdings Co., Ltd.	1,300	11,097
	Ohsho Food Service Corp.	3,600	191,524
	Oiles Corp.	10,700	138,400
	Oita Bank, Ltd. (The)	6,600	131,476
	Oji Holdings Corp.	306,300	1,555,236
	Okabe Co., Ltd.	16,200	113,705
#	Okada Aiyon Corp.	800	6,419
	Okamoto Industries, Inc.	3,600	144,423
#	Okamoto Machine Tool Works, Ltd.	1,900	40,969
	Okamura Corp.	26,500	191,518
	Okasan Securities Group, Inc.	66,400	200,797
	Oki Electric Industry Co., Ltd.	55,400	532,894
	Okinawa Cellular Telephone Co.	4,700	179,471
#	Okinawa Electric Power Co., Inc. (The)	10,483	191,168
*	OKK Corp.	2,400	10,349
	OKUMA Corp.	6,999	263,896
	Okumura Corp.	14,300	305,118
	Okura Industrial Co., Ltd.	3,400	49,500
	Okuwa Co., Ltd.	12,000	163,238
	Olympus Corp.	91,500	1,451,818
	Omron Corp.	7,000	411,146
	Ono Pharmaceutical Co., Ltd.	8,300	199,966
	ONO Sokki Co., Ltd.	3,300	14,961
	Onoken Co., Ltd.	7,600	80,887
	Onward Holdings Co., Ltd.	44,600	139,539
	Ootoya Holdings Co., Ltd.	1,000	18,244
*	Open Door, Inc.	4,300	38,123
	Open House Co., Ltd.	24,000	523,154

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Optex Group Co., Ltd.	6,800	$77,411
*	Optim Corp.	3,600	71,317
	Optorun Co., Ltd.	3,000	81,485
	Oracle Corp.	3,700	380,908
	Organo Corp.	3,000	159,338
	Orient Corp.	183,000	209,314
	Oriental Land Co., Ltd.	4,800	606,937
	Origin Co., Ltd.	3,700	49,838
	ORIX Corp.	184,200	2,167,572
	Oro Co., Ltd.	1,500	43,554
	Osaka Gas Co., Ltd.	29,500	549,343
	Osaka Organic Chemical Industry, Ltd.	8,500	135,891
	Osaka Soda Co., Ltd.	4,400	100,383
	Osaka Steel Co., Ltd.	6,000	65,607
*	OSAKA Titanium Technologies Co., Ltd.	8,900	77,279
	Osaki Electric Co., Ltd.	19,500	93,748
	OSG Corp.	33,900	440,430
	OSJB Holdings Corp.	55,500	119,277
	Otsuka Corp.	13,200	597,665
	Otsuka Holdings Co., Ltd.	17,500	687,821
#	OUG Holdings, Inc.	1,200	29,498
	Outsourcing, Inc.	40,600	191,929
	Oval Corp.	3,700	7,574
	Oyo Corp.	9,400	110,012
#	Ozu Corp.	2,400	41,847
	Pacific Industrial Co., Ltd.	20,900	177,109
	Pacific Metals Co., Ltd.	7,000	107,915
	Pack Corp. (The)	3,200	101,263
	PAL GROUP Holdings Co., Ltd.	12,000	140,372
	PALTAC Corp.	5,500	287,232
	Paltek Corp.	3,100	11,487
	Pan Pacific International Holdings Corp.	45,700	885,378
	Panasonic Corp.	388,700	2,963,055
#	PAPYLESS Co., Ltd.	500	9,589
#	Paraca, Inc.	2,700	39,195
	Paramount Bed Holdings Co., Ltd.	4,700	193,893
	Paris Miki Holdings, Inc.	10,400	25,757
	Park24 Co., Ltd.	26,700	419,216
	Pasco Corp.	1,600	22,299
	Pasona Group, Inc.	12,400	123,158
	PC Depot Corp.	14,100	70,567
	PCI Holdings, Inc.	2,000	15,967
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	17,663
	Penta-Ocean Construction Co., Ltd.	127,900	646,136
	Pepper Food Service Co., Ltd.	3,800	16,528
*	PeptiDream, Inc.	10,800	402,825
	Persol Holdings Co., Ltd.	47,600	547,437
#	Phil Co., Inc.	1,100	28,258
#	PIA Corp.	1,900	51,717
	Pickles Corp.	1,100	22,950
	Pigeon Corp.	15,600	555,514
	Pilot Corp.	10,200	341,727
	Piolax, Inc.	13,800	205,449
	Plenus Co., Ltd.	4,700	76,981
	Pola Orbis Holdings, Inc.	9,100	162,393
	Poletowin Pitcrew Holdings, Inc.	12,000	99,137
#	Premium Group Co., Ltd.	2,700	44,084
	Press Kogyo Co., Ltd.	37,100	91,439
	Pressance Corp.	23,400	239,483

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	29,600	$231,209
	Prima Meat Packers, Ltd.	17,900	405,874
	Pronexus, Inc.	4,200	42,198
	Properst Co., Ltd.	10,900	13,805
#	Pro-Ship, Inc.	2,400	25,274
#	Prospect Co., Ltd.	169,000	38,754
	Proto Corp.	6,400	57,168
	PS Mitsubishi Construction Co., Ltd.	16,400	80,488
	Punch Industry Co., Ltd.	8,700	27,925
	Qol Holdings Co., Ltd.	14,200	156,994
	Quick Co., Ltd.	4,000	38,019
#*	Raccoon Holdings, Inc.	3,100	18,533
	Raito Kogyo Co., Ltd.	19,300	240,020
	Raiznext Corp.	14,900	164,864
	Rakus Co., Ltd.	10,700	169,494
	Rakuten, Inc.	94,600	802,135
	Rasa Corp.	4,400	33,874
	Rasa Industries, Ltd.	4,400	50,764
	Raysum Co., Ltd.	9,600	79,467
#	RECOMM Co., Ltd.	8,000	6,277
	Recruit Holdings Co., Ltd.	103,800	3,027,969
	Relia, Inc.	11,000	115,952
	Relo Group, Inc.	25,200	545,892
	Renaissance, Inc.	4,300	40,196
*	Renesas Electronics Corp.	204,700	1,080,903
	Rengo Co., Ltd.	78,900	614,684
*	RENOVA, Inc.	8,800	88,381
*	Renown, Inc.	28,000	20,138
	Resona Holdings, Inc.	336,700	1,051,526
#	Resorttrust, Inc.	44,400	455,223
	Restar Holdings Corp.	9,600	154,832
	Retail Partners Co., Ltd.	8,300	97,400
	Rheon Automatic Machinery Co., Ltd.	6,000	67,878
	Rhythm Watch Co., Ltd.	2,400	14,211
	Riberesute Corp.	4,400	32,665
	Ricoh Co., Ltd.	121,900	830,930
	Ricoh Leasing Co., Ltd.	6,700	178,355
#	Ride On Express Holdings Co., Ltd.	2,800	38,649
#*	Right On Co., Ltd.	6,500	28,505
	Riken Corp.	3,700	98,700
	Riken Keiki Co., Ltd.	2,900	55,838
	Riken Technos Corp.	18,200	74,575
	Riken Vitamin Co., Ltd.	4,400	84,594
#	Ringer Hut Co., Ltd.	5,000	100,141
	Rinnai Corp.	3,100	234,811
	Rion Co., Ltd.	1,800	37,128
*	Riso Kagaku Corp.	6,100	81,889
	Riso Kyoiku Co., Ltd.	38,100	90,518
#	Rock Field Co., Ltd.	5,600	67,802
	Rohm Co., Ltd.	9,400	594,304
	Rohto Pharmaceutical Co., Ltd.	11,300	328,780
	Rokko Butter Co., Ltd.	6,000	79,507
	Roland DG Corp.	8,500	104,332
	Rorze Corp.	4,300	176,920
#	Round One Corp.	44,300	362,751
#	Royal Holdings Co., Ltd.	12,600	207,551
*	Royal Hotel, Ltd. (The)	800	9,505
	RS Technologies Co., Ltd.	2,300	55,406
	Ryobi, Ltd.	14,700	173,202

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryoden Corp.	7,100	$87,423
	Ryohin Keikaku Co., Ltd.	73,100	869,999
	Ryosan Co., Ltd.	8,800	192,436
	Ryoyo Electro Corp.	7,800	175,128
	S Foods, Inc.	8,100	171,042
	Sac’s Bar Holdings, Inc.	8,500	43,609
	Sagami Rubber Industries Co., Ltd.	3,000	45,944
	Saibu Gas Co., Ltd.	10,000	247,987
	Saizeriya Co., Ltd.	11,000	218,053
	Sakai Chemical Industry Co., Ltd.	5,400	90,469
	Sakai Heavy Industries, Ltd.	1,400	26,955
	Sakai Moving Service Co., Ltd.	6,200	326,042
	Sakai Ovex Co., Ltd.	1,700	32,386
	Sakata INX Corp.	18,500	165,195
#	Sakura Internet, Inc.	5,400	28,507
	Sala Corp.	25,600	134,795
	SAMTY Co., Ltd.	13,100	169,473
	San Holdings, Inc.	4,000	47,580
	San ju San Financial Group, Inc.	7,790	111,061
	San-A Co., Ltd.	4,900	197,403
	San-Ai Oil Co., Ltd.	26,600	270,054
*	Sanden Holdings Corp.	12,400	39,733
	Sanei Architecture Planning Co., Ltd.	6,600	73,227
	Sangetsu Corp.	10,400	154,784
	San-In Godo Bank, Ltd. (The)	67,200	352,519
#*	Sanix, Inc.	10,400	28,965
	Sanken Electric Co., Ltd.	15,800	329,297
	Sanki Engineering Co., Ltd.	18,200	205,219
	Sanko Gosei, Ltd.	13,400	35,841
	Sanko Metal Industrial Co., Ltd.	1,400	27,499
	Sankyo Co., Ltd.	9,400	258,091
	Sankyo Frontier Co., Ltd.	1,000	29,323
	Sankyo Seiko Co., Ltd.	16,900	72,753
	Sankyo Tateyama, Inc.	10,700	88,200
	Sankyu, Inc.	20,300	780,085
	Sanoh Industrial Co., Ltd.	12,800	82,743
#	Sanoyas Holdings Corp.	9,000	12,768
	Sansei Landic Co., Ltd.	4,200	27,395
#	Sansei Technologies, Inc.	2,300	12,486
#	Sansha Electric Manufacturing Co., Ltd.	4,500	22,582
	Sanshin Electronics Co., Ltd.	7,300	101,678
	Santen Pharmaceutical Co., Ltd.	18,700	331,020
	Sanwa Holdings Corp.	51,700	401,177
	Sanyo Chemical Industries, Ltd.	5,400	212,732
	Sanyo Denki Co., Ltd.	4,000	175,706
#	Sanyo Electric Railway Co., Ltd.	4,800	94,725
#	Sanyo Engineering & Construction, Inc.	2,400	14,428
#	Sanyo Shokai, Ltd.	4,800	40,081
	Sanyo Special Steel Co., Ltd.	8,500	74,220
	Sanyo Trading Co., Ltd.	12,000	96,208
	Sapporo Holdings, Ltd.	38,600	734,797
	Sata Construction Co., Ltd.	4,100	14,747
	Sato Holdings Corp.	13,300	273,498
	Sato Shoji Corp.	6,600	49,711
	Satori Electric Co., Ltd.	4,900	37,337
#	Sawada Holdings Co., Ltd.	9,600	80,199
	Sawai Pharmaceutical Co., Ltd.	16,400	895,511
	Saxa Holdings, Inc.	2,800	44,601
	SB Technology Corp.	4,400	109,243

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SBI Holdings, Inc.	42,400	$791,919
	SBS Holdings, Inc.	14,100	238,429
	Scala, Inc.	11,600	54,423
	SCREEN Holdings Co., Ltd.	13,000	627,887
	Scroll Corp.	13,800	41,586
	SCSK Corp.	5,900	267,089
	Secom Co., Ltd.	6,800	565,891
#	Seed Co., Ltd.	8,100	60,734
	Sega Sammy Holdings, Inc.	39,600	479,668
	Seibu Holdings, Inc.	63,900	766,618
	Seika Corp.	3,700	38,489
	Seikagaku Corp.	15,300	151,546
	Seikitokyu Kogyo Co., Ltd.	17,800	132,080
	Seiko Epson Corp.	76,400	867,566
#	Seiko Holdings Corp.	18,000	298,864
	Seiko PMC Corp.	5,800	35,194
	Seino Holdings Co., Ltd.	47,700	567,873
	Seiren Co., Ltd.	16,000	189,440
	Sekisui Chemical Co., Ltd.	91,100	1,154,610
	Sekisui House, Ltd.	39,100	670,749
	Sekisui Jushi Corp.	9,000	182,989
	Sekisui Plastics Co., Ltd.	11,400	63,783
	Senko Group Holdings Co., Ltd.	58,000	472,691
	Senshu Electric Co., Ltd.	3,500	80,974
	Senshu Ikeda Holdings, Inc.	104,400	162,976
	Senshukai Co., Ltd.	11,500	37,460
	SERAKU Co., Ltd.	2,200	16,458
	Seria Co., Ltd.	13,000	422,504
	Seven & I Holdings Co., Ltd.	117,800	3,901,188
	Seven Bank, Ltd.	182,900	495,808
#	SFP Holdings Co., Ltd.	4,600	57,232
	SG Holdings Co., Ltd.	2,900	80,687
	Sharp Corp.	24,400	268,597
	Shibaura Electronics Co., Ltd.	3,500	75,732
	Shibaura Machine Co., Ltd.	8,700	171,154
	Shibaura Mechatronics Corp.	2,600	65,291
	Shibusawa Warehouse Co., Ltd. (The)	4,200	87,386
	Shibuya Corp.	6,500	159,978
#*	Shidax Corp.	6,000	14,865
*	SHIFT, Inc.	600	50,134
	Shiga Bank, Ltd. (The)	19,200	452,222
	Shikibo, Ltd.	4,500	44,404
	Shikoku Bank, Ltd. (The)	15,500	120,303
	Shikoku Chemicals Corp.	17,400	176,772
#	Shikoku Electric Power Co., Inc.	36,200	279,811
	Shima Seiki Manufacturing, Ltd.	12,900	194,157
	Shimachu Co., Ltd.	15,500	387,095
	Shimadzu Corp.	12,000	298,847
	Shimamura Co., Ltd.	5,800	365,669
*	Shimane Bank, Ltd. (The)	1,900	8,578
	Shimano, Inc.	2,500	368,389
	Shimizu Bank, Ltd. (The)	4,300	72,506
	Shimizu Corp.	134,800	1,035,272
	Shimojima Co., Ltd.	4,300	49,475
	Shin Nippon Air Technologies Co., Ltd.	2,900	60,229
#	Shin Nippon Biomedical Laboratories, Ltd.	5,100	29,541
	Shinagawa Refractories Co., Ltd.	2,700	54,833
	Shindengen Electric Manufacturing Co., Ltd.	3,400	78,395
	Shin-Etsu Chemical Co., Ltd.	27,800	3,066,395

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Polymer Co., Ltd.	18,100	$141,115
	Shin-Keisei Electric Railway Co., Ltd.	1,000	19,071
	Shinki Bus Co., Ltd.	500	14,629
	Shinko Electric Industries Co., Ltd.	32,500	405,670
	Shinko Shoji Co., Ltd.	17,000	137,093
	Shinmaywa Industries, Ltd.	27,600	280,311
	Shinnihon Corp.	15,800	112,471
	Shinoken Group Co., Ltd.	16,400	121,358
*	Shinsei Bank, Ltd.	62,800	757,552
	Shinsho Corp.	2,200	36,961
	Shinwa Co., Ltd.	2,500	41,439
	Shionogi & Co., Ltd.	18,100	999,618
	Ship Healthcare Holdings, Inc.	20,300	918,104
	Shiseido Co., Ltd.	31,400	1,846,106
	Shizuki Electric Co., Inc.	5,100	22,142
	Shizuoka Bank, Ltd. (The)	94,700	574,945
	Shizuoka Gas Co., Ltd.	30,500	274,068
#*	Shobunsha Holdings, Inc.	2,300	8,447
	Shoei Co., Ltd.	8,800	167,404
	Shoei Foods Corp.	4,100	149,418
	Shofu, Inc.	5,000	74,254
#*	Shoko Co., Ltd.	2,500	13,579
	Showa Corp.	38,400	806,895
	Showa Denko K.K	71,200	1,558,421
	Showa Sangyo Co., Ltd.	6,200	185,669
	Showa Shinku Co., Ltd.	2,000	23,700
	Sigma Koki Co., Ltd.	2,500	25,925
	SIGMAXYZ, Inc.	4,600	64,856
	Siix Corp.	20,000	162,887
	Sinanen Holdings Co., Ltd.	3,200	81,948
	Sinfonia Technology Co., Ltd.	13,800	130,681
	Sinko Industries, Ltd.	5,800	75,328
	Sintokogio, Ltd.	16,300	112,678
	SK-Electronics Co., Ltd.	5,500	53,997
	SKY Perfect JSAT Holdings, Inc.	61,300	230,449
#	Skylark Holdings Co., Ltd.	60,800	898,715
	SMC Corp.	800	361,618
	SMK Corp.	1,799	42,972
	SMS Co., Ltd.	24,300	529,651
	Snow Peak, Inc.	1,300	9,362
	SNT Corp.	13,900	32,380
	Soda Nikka Co., Ltd.	8,400	46,656
	Sodick Co., Ltd.	27,400	188,847
	Softbank Corp.	66,300	902,872
	SoftBank Group Corp.	280,444	12,020,559
#	Softbrain Co., Ltd.	18,000	77,484
	Softcreate Holdings Corp.	3,200	54,554
	Software Service, Inc.	700	65,825
	Sohgo Security Services Co., Ltd.	4,800	228,970
	Sojitz Corp.	400,200	926,198
	Soken Chemical & Engineering Co., Ltd.	4,100	41,170
#	Solasto Corp.	17,500	178,252
	Soliton Systems K.K	3,100	38,767
	Sompo Holdings, Inc.	25,200	817,375
	Sony Corp.	104,000	6,692,824
#	Sony Corp., Sponsored ADR	9,300	597,525
	Sony Financial Holdings, Inc.	14,600	276,767
#	Sotetsu Holdings, Inc.	12,700	325,636
	Sotoh Co., Ltd.	1,600	13,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Space Co., Ltd.	2,550	$24,670
	Space Value Holdings Co., Ltd.	17,400	54,891
#	Sparx Group Co., Ltd.	61,900	99,085
	SPK Corp.	3,600	43,452
	S-Pool, Inc.	6,500	44,420
	Square Enix Holdings Co., Ltd.	7,400	303,297
	SRA Holdings	5,500	109,721
	ST Corp.	1,100	15,509
	St Marc Holdings Co., Ltd.	9,200	153,616
	Stanley Electric Co., Ltd.	20,500	467,079
	Star Mica Holdings Co., Ltd.	4,000	54,576
#	Star Micronics Co., Ltd.	17,300	190,991
	Starts Corp., Inc.	24,100	466,218
	Starzen Co., Ltd.	3,400	138,799
	St-Care Holding Corp.	8,200	30,851
	Stella Chemifa Corp.	4,300	93,773
	Step Co., Ltd.	1,700	21,767
	Strike Co., Ltd.	2,500	101,097
	Studio Alice Co., Ltd.	6,800	91,553
	Subaru Corp.	44,300	886,642
	Subaru Enterprise Co., Ltd.	600	43,730
	Sugi Holdings Co., Ltd.	4,800	289,450
	Sugimoto & Co., Ltd.	4,500	72,160
	SUMCO Corp.	73,200	1,042,155
	Sumida Corp.	18,600	120,993
#	Suminoe Textile Co., Ltd.	2,300	38,036
#	Sumiseki Holdings, Inc.	15,700	16,199
	Sumitomo Bakelite Co., Ltd.	16,100	415,841
	Sumitomo Chemical Co., Ltd.	517,200	1,586,356
	Sumitomo Corp.	89,700	1,014,704
	Sumitomo Dainippon Pharma Co., Ltd.	38,800	536,823
	Sumitomo Densetsu Co., Ltd.	7,100	147,787
	Sumitomo Electric Industries, Ltd.	116,500	1,198,604
	Sumitomo Forestry Co., Ltd.	84,700	1,046,393
	Sumitomo Heavy Industries, Ltd.	48,300	1,017,882
	Sumitomo Metal Mining Co., Ltd.	39,200	976,983
	Sumitomo Mitsui Construction Co., Ltd.	110,620	456,457
	Sumitomo Mitsui Financial Group, Inc.	98,300	2,585,017
	Sumitomo Mitsui Trust Holdings, Inc.	26,500	771,593
	Sumitomo Osaka Cement Co., Ltd.	16,700	543,435
*	Sumitomo Precision Products Co., Ltd.	1,100	22,492
	Sumitomo Realty & Development Co., Ltd.	21,000	562,433
	Sumitomo Riko Co., Ltd.	23,700	126,745
	Sumitomo Rubber Industries, Ltd.	131,095	1,272,480
	Sumitomo Seika Chemicals Co., Ltd.	5,100	139,887
	Sumitomo Warehouse Co., Ltd. (The)	26,500	302,491
	Sun Frontier Fudousan Co., Ltd.	22,700	180,330
	Suncall Corp.	7,100	25,393
	Sundrug Co., Ltd.	20,300	695,041
	Suntory Beverage & Food, Ltd.	10,000	376,583
	Sun-Wa Technos Corp.	5,500	42,074
	Suruga Bank, Ltd.	44,100	153,235
	Sushiro Global Holdings, Ltd.	17,600	271,452
	Suzuken Co., Ltd.	11,070	426,620
	Suzuki Co., Ltd.	6,500	43,608
	Suzuki Motor Corp.	43,200	1,378,739
	SWCC Showa Holdings Co., Ltd.	14,200	145,486
	Sysmex Corp.	15,900	1,098,487
#	System Information Co., Ltd.	2,800	21,280

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	System Research Co., Ltd.	1,600	$22,514
	Systemsoft Corp.	10,400	7,203
	Systena Corp.	22,600	317,724
	Syuppin Co., Ltd.	8,000	53,813
	T Hasegawa Co., Ltd.	12,800	256,659
	T RAD Co., Ltd.	4,400	55,180
	T&D Holdings, Inc.	87,200	753,736
	T&K Toka Co., Ltd.	9,400	63,259
	Tachibana Eletech Co., Ltd.	6,980	95,925
#	Tachikawa Corp.	4,700	47,770
	Tachi-S Co., Ltd.	12,300	107,612
#	Tadano, Ltd.	44,900	342,486
	Taihei Dengyo Kaisha, Ltd.	6,700	137,045
	Taiheiyo Cement Corp.	53,900	1,058,103
	Taiheiyo Kouhatsu, Inc.	4,300	24,131
	Taiho Kogyo Co., Ltd.	7,500	36,083
	Taikisha, Ltd.	5,600	163,091
	Taiko Bank, Ltd. (The)	3,600	51,041
	Taisei Corp.	53,700	1,673,941
	Taisei Lamick Co., Ltd.	2,700	65,486
	Taisei Oncho Co., Ltd.	1,400	22,387
	Taisho Pharmaceutical Holdings Co., Ltd.	5,600	349,867
#	Taiyo Holdings Co., Ltd.	5,000	204,456
	Taiyo Nippon Sanso Corp.	33,900	525,814
	Taiyo Yuden Co., Ltd.	35,400	987,049
	Takachiho Koheki Co., Ltd.	4,000	34,293
	Takamatsu Construction Group Co., Ltd.	4,400	90,334
#	Takamatsu Machinery Co., Ltd.	1,100	5,800
	Takamiya Co., Ltd.	13,500	52,778
	Takano Co., Ltd.	5,000	32,396
	Takaoka Toko Co., Ltd.	4,200	36,269
	Takara Bio, Inc.	2,300	51,324
	Takara Holdings, Inc.	7,300	53,722
	Takara Leben Co., Ltd.	56,100	183,714
#	Takara Printing Co., Ltd.	1,000	16,801
	Takara Standard Co., Ltd.	16,000	235,801
	Takasago International Corp.	6,300	133,557
	Takasago Thermal Engineering Co., Ltd.	8,200	129,257
	Takashima & Co., Ltd.	1,700	23,949
	Takashimaya Co., Ltd.	64,200	580,186
	Take And Give Needs Co., Ltd.	6,700	42,544
	TAKEBISHI Corp.	3,200	40,514
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	66,378
	Takeda Pharmaceutical Co., Ltd.	62,653	2,259,358
	Takeei Corp.	9,800	73,073
#	Takemoto Yohki Co., Ltd.	3,800	26,774
	Takeuchi Manufacturing Co., Ltd.	18,700	268,740
	Takihyo Co., Ltd.	1,900	28,538
	Takisawa Machine Tool Co., Ltd.	2,200	22,663
	Takuma Co., Ltd.	19,100	206,502
#	Tama Home Co., Ltd.	11,900	138,115
	Tamron Co., Ltd.	4,200	69,877
	Tamura Corp.	34,500	141,450
	Tanabe Engineering Corp.	1,500	9,213
	Tanseisha Co., Ltd.	10,850	69,586
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	79,110
	Tayca Corp.	6,000	83,797
#	Tazmo Co., Ltd.	3,900	42,587
	Tbk Co., Ltd.	7,400	32,700

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TDC Soft, Inc.	8,600	$67,019
	TDK Corp.	26,100	2,250,017
	Tear Corp.	3,400	15,962
	TechMatrix Corp.	7,000	174,896
	Techno Ryowa, Ltd.	1,900	13,928
#	Techno Smart Corp.	800	5,916
	TechnoPro Holdings, Inc.	12,800	729,163
	Teijin, Ltd.	121,400	1,936,055
	Teikoku Electric Manufacturing Co., Ltd.	6,400	78,530
	Teikoku Sen-I Co., Ltd.	4,500	91,699
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	35,437
	Tekken Corp.	5,200	102,787
#	Temairazu, Inc.	700	28,533
	Tenma Corp.	6,600	95,212
	Tenox Corp.	1,200	8,911
#	Tenpos Holdings Co., Ltd.	1,100	19,439
	Teraoka Seisakusho Co., Ltd.	1,600	5,085
	Terasaki Electric Co., Ltd.	1,100	9,378
	Terumo Corp.	40,900	1,357,168
	T-Gaia Corp.	5,800	115,222
	THK Co., Ltd.	38,600	922,726
	Tigers Polymer Corp.	4,400	18,602
	TIS, Inc.	53,700	1,024,026
	TKC Corp.	5,200	256,799
	Toa Corp.	6,700	44,501
	Toa Corp.	6,900	90,487
	Toa Oil Co., Ltd.	4,100	67,241
	TOA ROAD Corp.	2,300	61,962
	Toagosei Co., Ltd.	51,400	470,276
	Toba, Inc.	400	9,203
	Tobishima Corp.	12,310	121,850
	Tobu Railway Co., Ltd.	16,800	569,857
	TOC Co., Ltd.	20,500	127,208
	Tocalo Co., Ltd.	40,500	398,727
	Tochigi Bank, Ltd. (The)	50,000	72,134
	Toda Corp.	74,500	432,777
*	Toda Kogyo Corp.	2,200	26,293
	Toei Animation Co., Ltd.	4,700	232,144
	Toei Co., Ltd.	2,400	298,084
#	Toell Co., Ltd.	1,900	11,948
	Toenec Corp.	3,700	112,166
	Togami Electric Manufacturing Co., Ltd.	999	13,930
	Toho Bank, Ltd. (The)	90,800	211,401
	Toho Co., Ltd.	6,000	196,486
#	Toho Co., Ltd.	3,200	51,399
	Toho Gas Co., Ltd.	9,400	461,866
	Toho Holdings Co., Ltd.	23,400	484,613
	Toho Titanium Co., Ltd.	16,000	90,600
*	Toho Zinc Co., Ltd.	7,400	90,334
	Tohoku Bank, Ltd. (The)	4,300	35,158
	Tohoku Electric Power Co., Inc.	38,400	361,421
	Tohoku Steel Co., Ltd.	1,200	14,759
	Tohokushinsha Film Corp.	4,700	25,171
#	Tohto Suisan Co., Ltd.	600	15,627
#	Tokai Carbon Co., Ltd.	73,000	603,685
	Tokai Corp.	5,200	134,580
	TOKAI Holdings Corp.	56,900	514,264
	Tokai Rika Co., Ltd.	36,000	458,625
	Tokai Tokyo Financial Holdings, Inc.	97,200	206,520

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Token Corp.	4,400	$302,089
	Tokio Marine Holdings, Inc.	29,800	1,398,088
#	Tokushu Tokai Paper Co., Ltd.	4,100	154,641
	Tokuyama Corp.	27,977	590,314
*	Tokyo Base Co., Ltd.	5,400	14,474
	Tokyo Broadcasting System Holdings, Inc.	12,600	194,807
	Tokyo Century Corp.	13,800	471,739
	Tokyo Dome Corp.	38,600	281,996
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	471,620
	Tokyo Electron Device, Ltd.	3,500	88,476
	Tokyo Electron, Ltd.	11,800	2,513,174
	Tokyo Energy & Systems, Inc.	10,400	70,305
	Tokyo Gas Co., Ltd.	25,100	550,842
	Tokyo Individualized Educational Institute, Inc.	6,100	30,578
	Tokyo Keiki, Inc.	4,900	34,224
	Tokyo Kiraboshi Financial Group, Inc.	12,200	118,723
	Tokyo Ohka Kogyo Co., Ltd.	8,000	344,071
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	8,852
	Tokyo Rakutenchi Co., Ltd.	700	26,248
*	Tokyo Rope Manufacturing Co., Ltd.	5,600	27,515
	Tokyo Sangyo Co., Ltd.	7,700	34,633
	Tokyo Seimitsu Co., Ltd.	13,500	436,683
	Tokyo Steel Manufacturing Co., Ltd.	13,900	88,497
	Tokyo Tatemono Co., Ltd.	68,500	770,392
	Tokyo Tekko Co., Ltd.	4,000	41,843
	Tokyo Theatres Co., Inc.	3,400	37,370
	Tokyotokeiba Co., Ltd.	5,200	171,357
	Tokyu Construction Co., Ltd.	59,000	305,014
	Tokyu Corp.	26,000	391,351
	Tokyu Fudosan Holdings Corp.	250,000	1,223,054
	Tokyu Recreation Co., Ltd.	1,000	41,023
	Toli Corp.	17,400	41,260
	Tomato Bank, Ltd.	3,000	29,061
	Tomen Devices Corp.	1,300	46,449
	Tomoe Corp.	9,200	29,715
	Tomoe Engineering Co., Ltd.	3,200	56,180
*	Tomoegawa Co., Ltd.	1,600	12,838
	Tomoku Co., Ltd.	4,500	64,560
	TOMONY Holdings, Inc.	72,000	241,208
	Tomy Co., Ltd.	38,521	311,128
	Tonami Holdings Co., Ltd.	2,400	118,131
	Topcon Corp.	41,000	336,644
	Toppan Forms Co., Ltd.	23,000	202,059
	Toppan Printing Co., Ltd.	44,820	665,806
	Topre Corp.	20,500	237,140
	Topy Industries, Ltd.	6,000	70,156
	Toray Industries, Inc.	264,300	1,211,738
	Torex Semiconductor, Ltd.	2,800	27,413
#	Toridoll Holdings Corp.	23,600	269,456
	Torigoe Co., Ltd. (The)	6,600	55,046
	Torii Pharmaceutical Co., Ltd.	6,300	173,456
	Torikizoku Co., Ltd.	1,700	24,351
	Torishima Pump Manufacturing Co., Ltd.	8,500	57,886
	Tosei Corp.	18,900	183,422
	Toshiba Corp.	14,600	362,047
	Toshiba TEC Corp.	17,000	553,580
	Tosho Co., Ltd.	5,300	47,848
	Tosoh Corp.	93,600	1,143,954
	Totech Corp.	1,300	24,882

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Totetsu Kogyo Co., Ltd.	8,800	$227,431
	TOTO, Ltd.	9,399	327,152
	Totoku Electric Co., Ltd.	1,400	31,906
	Tottori Bank, Ltd. (The)	4,100	42,755
	Toukei Computer Co., Ltd.	500	19,108
	Tow Co., Ltd.	17,200	44,533
	Towa Bank, Ltd. (The)	14,000	86,587
	Towa Corp.	8,500	73,429
	Towa Pharmaceutical Co., Ltd.	16,200	333,999
	Toyo Construction Co., Ltd.	45,200	180,497
	Toyo Corp.	9,100	86,545
	Toyo Denki Seizo K.K	3,000	34,648
*	Toyo Engineering Corp.	12,100	42,336
#	Toyo Gosei Co., Ltd.	1,700	81,812
	Toyo Ink SC Holdings Co., Ltd.	16,400	311,934
	Toyo Kanetsu K.K	4,000	70,842
	Toyo Logistics Co., Ltd.	10,200	31,366
	Toyo Machinery & Metal Co., Ltd.	6,400	24,037
#	Toyo Securities Co., Ltd.	30,100	34,193
	Toyo Seikan Group Holdings, Ltd.	45,500	461,592
	Toyo Suisan Kaisha, Ltd.	4,100	197,156
	Toyo Tanso Co., Ltd.	4,900	67,292
	Toyo Tire Corp.	59,300	694,359
	Toyo Wharf & Warehouse Co., Ltd.	2,300	29,055
	Toyobo Co., Ltd.	54,300	632,530
	Toyoda Gosei Co., Ltd.	33,000	614,633
	Toyota Boshoku Corp.	32,500	405,756
	Toyota Industries Corp.	11,200	563,737
	Toyota Motor Corp., Sponsored ADR	10,100	1,248,259
	Toyota Motor Corp.	337,064	20,839,579
	Toyota Tsusho Corp.	26,100	621,290
	TPR Co., Ltd.	13,900	162,262
*	Traders Holdings Co., Ltd.	24,800	23,029
	Trancom Co., Ltd.	5,200	344,413
	Transaction Co., Ltd.	2,000	17,991
	Treasure Factory Co., Ltd.	2,100	13,247
	Trend Micro, Inc.	17,500	887,807
	Tri Chemical Laboratories, Inc.	1,700	151,047
#	Trinity Industrial Corp.	2,000	12,902
	Trusco Nakayama Corp.	12,400	268,243
	TS Tech Co., Ltd.	20,100	545,006
	TSI Holdings Co., Ltd.	27,900	108,016
	Tsubaki Nakashima Co., Ltd.	23,900	167,724
	Tsubakimoto Chain Co.	12,200	285,754
	Tsubakimoto Kogyo Co., Ltd.	1,700	51,300
*	Tsudakoma Corp.	1,400	9,876
#	Tsugami Corp.	27,600	238,386
	Tsukada Global Holdings, Inc.	9,500	31,539
	Tsukishima Kikai Co., Ltd.	12,100	136,323
	Tsukuba Bank, Ltd.	43,500	69,194
	Tsukui Corp.	32,700	133,727
	Tsumura & Co.	11,000	304,285
	Tsuruha Holdings, Inc.	4,600	616,782
	Tsurumi Manufacturing Co., Ltd.	7,600	132,905
	Tsutsumi Jewelry Co., Ltd.	2,700	41,674
#	Tsuzuki Denki Co., Ltd.	1,500	18,502
	TV Asahi Holdings Corp.	11,400	169,229
	Tv Tokyo Holdings Corp.	5,800	129,075
	TYK Corp.	8,500	23,526

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	UACJ Corp.	20,400	$332,438
	Ube Industries, Ltd.	68,700	1,152,057
	Ubicom Holdings, Inc.	1,500	17,821
	Uchida Yoko Co., Ltd.	2,500	109,657
	Ulvac, Inc.	25,700	708,361
*	UMC Electronics Co., Ltd.	2,600	5,717
#*	Umenohana Co., Ltd.	500	6,080
	Unicharm Corp.	13,800	508,578
*	Uniden Holdings Corp.	2,500	43,953
#	UNIMAT Retirement Community Co., Ltd.	3,300	32,211
	Union Tool Co.	2,700	68,578
	Unipres Corp.	25,000	219,237
	United Arrows, Ltd.	7,300	113,782
	United Super Markets Holdings, Inc.	26,300	258,435
#	UNITED, Inc.	5,100	49,119
*	Unitika, Ltd.	25,100	75,261
	Universal Entertainment Corp.	6,000	98,401
	Urbanet Corp. Co., Ltd.	8,600	20,101
	Usen-Next Holdings Co., Ltd.	1,800	23,388
	Ushio, Inc.	49,100	517,743
	USS Co., Ltd.	21,500	340,449
*	UT Group Co., Ltd.	7,800	109,634
	Utoc Corp.	5,300	23,882
#*	UUUM, Inc.	2,200	47,956
#	V Technology Co., Ltd.	3,500	120,811
	Valor Holdings Co., Ltd.	20,000	371,450
	Valqua, Ltd.	9,400	156,310
#	Value HR Co., Ltd.	1,600	21,731
#	ValueCommerce Co., Ltd.	5,400	110,651
#	V-Cube, Inc.	2,200	24,353
*	Vector, Inc.	10,300	67,411
	Vertex Corp.	3,940	50,096
#*	VIA Holdings, Inc.	7,400	30,894
	Village Vanguard Co., Ltd.	1,700	14,090
*	Vision, Inc.	5,700	39,273
#*	Visionary Holdings Co., Ltd.	3,650	10,915
	Vital KSK Holdings, Inc.	20,400	206,715
	VT Holdings Co., Ltd.	50,900	139,893
	Wacoal Holdings Corp.	19,300	389,259
	Wacom Co., Ltd.	55,500	193,002
	Wakachiku Construction Co., Ltd.	5,600	62,157
	Wakita & Co., Ltd.	15,800	145,579
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	82,927
	Waseda Academy Co., Ltd.	1,400	12,684
	Watahan & Co., Ltd.	4,300	69,511
#	WATAMI Co., Ltd.	7,200	68,954
	Watts Co., Ltd.	4,800	28,634
	Wavelock Holdings Co., Ltd.	2,200	14,998
	WDB Holdings Co., Ltd.	2,700	62,905
	Weathernews, Inc.	1,500	51,203
	Welcia Holdings Co., Ltd.	6,100	442,850
	Wellnet Corp.	4,000	19,324
	West Holdings Corp.	14,300	236,278
	West Japan Railway Co.	7,300	451,123
	Will Group, Inc.	6,900	40,955
	WIN-Partners Co., Ltd.	5,300	43,818
	Wood One Co., Ltd.	3,200	32,489
	Workman Co., Ltd.	1,600	101,240
	World Co., Ltd.	1,400	16,425

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	World Holdings Co., Ltd.	4,300	$56,973
	Wowow, Inc.	3,000	71,060
	Xebio Holdings Co., Ltd.	12,400	102,529
	YAC Holdings Co., Ltd.	2,400	10,290
	Yachiyo Industry Co., Ltd.	2,600	10,424
	Yagi & Co., Ltd.	1,400	19,027
	Yahagi Construction Co., Ltd.	10,400	76,832
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	23,981
	Yakult Honsha Co., Ltd.	4,000	232,363
	YAKUODO Holdings Co., Ltd.	3,300	78,175
	YAMABIKO Corp.	14,000	107,898
	YAMADA Consulting Group Co., Ltd.	4,000	41,449
	Yamada Denki Co., Ltd.	74,188	351,811
	Yamagata Bank, Ltd. (The)	10,900	128,468
	Yamaguchi Financial Group, Inc.	102,400	551,864
#	Yamaha Corp.	2,500	100,913
	Yamaha Motor Co., Ltd.	96,700	1,244,121
	Yamaichi Electronics Co., Ltd.	10,400	141,842
#	YA-MAN, Ltd.	8,700	54,871
	Yamanashi Chuo Bank, Ltd. (The)	11,800	87,880
#	Yamashina Corp.	25,000	14,550
	Yamatane Corp.	4,800	53,892
	Yamato Corp.	7,100	43,667
	Yamato Holdings Co., Ltd.	41,500	724,327
	Yamato International, Inc.	5,400	16,940
	Yamato Kogyo Co., Ltd.	18,300	359,132
#	Yamaura Corp.	2,400	16,479
	Yamaya Corp.	1,800	36,376
	Yamazaki Baking Co., Ltd.	32,900	581,805
	Yamazawa Co., Ltd.	1,300	20,221
	Yamazen Corp.	26,200	220,331
	Yaoko Co., Ltd.	8,800	545,460
	Yashima Denki Co., Ltd.	7,800	59,526
	Yaskawa Electric Corp.	11,000	358,652
	Yasuda Logistics Corp.	6,700	53,654
#	Yasunaga Corp.	4,500	41,271
	Yasuragi Co., Ltd.	4,600	80,281
	Yellow Hat, Ltd.	15,300	212,581
	Yodogawa Steel Works, Ltd.	9,500	149,466
	Yokogawa Bridge Holdings Corp.	14,000	245,733
	Yokogawa Electric Corp.	32,600	444,350
	Yokohama Reito Co., Ltd.	21,300	179,802
	Yokohama Rubber Co., Ltd. (The)	83,400	1,060,757
	Yokowo Co., Ltd.	8,200	185,050
	Yomeishu Seizo Co., Ltd.	3,500	61,568
	Yomiuri Land Co., Ltd.	2,199	70,582
	Yondenko Corp.	1,700	37,431
#	Yondoshi Holdings, Inc.	4,600	74,557
	Yorozu Corp.	9,900	104,680
	Yoshinoya Holdings Co., Ltd.	15,100	312,051
	Yossix Co., Ltd.	700	11,846
	Yotai Refractories Co., Ltd.	10,600	60,023
	Yuasa Trading Co., Ltd.	7,100	191,062
	Yuken Kogyo Co., Ltd.	1,100	13,873
#	Yumeshin Holdings Co., Ltd.	15,700	86,794
	Yurtec Corp.	15,000	84,255
	Yushiro Chemical Industry Co., Ltd.	3,700	39,234
	Z Holdings Corp.	140,000	540,306
	Zaoh Co., Ltd.	2,500	32,535

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zenitaka Corp. (The)	1,000	$32,954
	Zenkoku Hosho Co., Ltd.	15,900	463,294
	Zenrin Co., Ltd.	12,400	130,710
	Zensho Holdings Co., Ltd.	21,377	420,794
	Zeon Corp.	90,900	796,483
	ZIGExN Co., Ltd.	21,400	62,377
	ZOZO, Inc.	26,400	425,978
	Zuiko Corp.	1,100	45,126

TOTAL JAPAN			560,989,731

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	116,664	42,243
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	41,697
#	Aeon Co. M Bhd	303,900	79,450
	AEON Credit Service M Bhd	49,149	103,664
*	AFFIN Bank Bhd	150,670	53,155
#	AirAsia Group Bhd	909,500	170,871
*	AirAsia X Bhd	882,200	22,284
	Alliance Bank Malaysia Bhd	373,600	168,830
	Allianz Malaysia Bhd	20,500	66,684
	AMMB Holdings Bhd	421,600	291,207
	Ann Joo Resources Bhd	119,300	19,639
	Astro Malaysia Holdings Bhd	298,900	65,380
	ATA IMS Bhd	99,600	25,254
	Axiata Group Bhd	277,490	253,008
	Batu Kawan Bhd	7,200	21,393
#*	Berjaya Assets Bhd	176,800	11,513
*	Berjaya Corp. Bhd	1,139,136	51,476
#	Berjaya Food Bhd	35,000	9,279
*	Berjaya Land Bhd	333,000	14,674
	Berjaya Sports Toto Bhd	346,206	186,118
*	Bermaz Auto Bhd	285,700	90,001
	BIMB Holdings Bhd	139,700	102,634
#*	Boustead Holdings Bhd	152,600	16,109
#	Boustead Plantations Bhd	196,420	12,922
	British American Tobacco Malaysia Bhd	38,700	113,303
*	Bumi Armada Bhd	1,207,700	46,231
	Bursa Malaysia Bhd	196,350	270,770
	Cahya Mata Sarawak Bhd	284,300	90,700
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	257,187
	CB Industrial Product Holding Bhd	88,300	16,607
	CIMB Group Holdings Bhd	479,097	383,076
	Cypark Resources Bhd	120,300	25,893
	D&O Green Technologies Bhd	241,100	40,253
	Dagang NeXchange Bhd	236,200	8,691
#	Datasonic Group Bhd	257,500	59,948
#*	Dayang Enterprise Holdings Bhd	125,400	36,464
	Dialog Group Bhd	178,600	137,891
	DiGi.Com Bhd	287,200	308,493
#	DRB-Hicom Bhd	381,000	124,128
	Dufu Technology Corp. Bhd	27,600	24,290
	Dutch Lady Milk Industries Bhd	4,500	50,175
	Eastern & Oriental Bhd	318,375	31,507
#*	Eco World Development Group Bhd	443,900	41,912
*	Eco World International Bhd	84,700	7,901
#	Ekovest BHD	528,900	59,540
	Engtex Group Bhd	99,700	13,124
#*	FGV Holdings Bhd	848,000	166,385
	Formosa Prosonic Industries BHD	55,700	17,020

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd	24,500	$180,184
#	Frontken Corp. Bhd	331,900	170,899
#	Gabungan AQRS Bhd	101,592	20,486
	Gadang Holdings Bhd	266,950	24,995
	Gamuda Bhd	546,640	407,448
#	Gas Malaysia Bhd	64,000	42,038
#	Genting Bhd	439,000	424,566
	Genting Malaysia Bhd	356,100	195,736
#	Genting Plantations Bhd	26,200	57,940
#	George Kent Malaysia Bhd	206,750	32,671
	Globetronics Technology Bhd	172,866	78,066
#	Guan Chong Bhd	91,800	49,271
	Hai-O Enterprise Bhd	71,300	28,355
	HAP Seng Consolidated Bhd	51,400	87,638
	Hartalega Holdings Bhd	185,700	328,049
#	Heineken Malaysia Bhd	36,100	200,277
#*	Hengyuan Refining Co. Bhd	64,400	46,460
	HeveaBoard Bhd	130,500	11,126
	Hiap Teck Venture Bhd	299,100	11,347
#*	Hibiscus Petroleum Bhd	181,200	20,526
	Hong Leong Bank Bhd	36,580	112,845
	Hong Leong Financial Group Bhd	42,578	129,678
	Hong Leong Industries Bhd	19,300	36,742
	Hup Seng Industries Bhd	13,200	2,939
	IHH Healthcare Bhd	36,800	44,780
	IJM Corp. Bhd	910,500	350,100
#	Inari Amertron Bhd	750,425	245,725
	Insas Bhd	250,900	35,543
	IOI Corp. Bhd	83,000	78,153
	IOI Properties Group Bhd	379,625	89,560
*	Iris Corp. Bhd	499,300	12,617
#*	Iskandar Waterfront City Bhd	224,600	26,047
#*	JAKS Resources Bhd	219,300	52,555
*	Jaya Tiasa Holdings Bhd	210,000	23,280
	Kerjaya Prospek Group Bhd	104,940	25,412
*	KNM Group Bhd	1,052,620	32,871
	Kossan Rubber Industries	177,100	230,954
	KPJ Healthcare Bhd	463,600	96,186
*	KSL Holdings Bhd	135,319	17,553
	Kuala Lumpur Kepong Bhd	27,011	131,265
	Land & General Bhd	399,300	9,173
	LBS Bina Group Bhd	255,180	21,243
	Lii Hen Industries Bhd	74,300	37,014
	Lingkaran Trans Kota Holdings Bhd	42,500	38,340
	Lotte Chemical Titan Holding Bhd	32,000	12,561
#	LPI Capital Bhd	40,440	122,572
	Magni-Tech Industries Bhd	167,200	72,721
	Magnum Bhd	251,500	128,348
	Mah Sing Group Bhd	553,875	55,738
	Malakoff Corp. Bhd	281,900	56,761
	Malayan Banking Bhd	209,365	367,447
#	Malayan Flour Mills Bhd	308,600	39,853
	Malaysia Airports Holdings Bhd	346,300	421,026
#	Malaysia Building Society Bhd	704,668	103,658
	Malaysian Pacific Industries Bhd	55,600	140,281
	Malaysian Resources Corp. Bhd	652,100	72,913
	Malton Bhd	92,900	8,353
	Matrix Concepts Holdings Bhd	227,266	88,563
	Maxis Bhd	156,200	198,465

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MBM Resources BHD	57,700	$38,901
#	Mega First Corp. Bhd	96,500	111,533
	MISC Bhd	135,200	246,531
	MKH Bhd	100,700	23,765
	MMC Corp. Bhd	465,100	74,241
	MNRB Holdings Bhd	182,774	30,738
#	Muda Holdings Bhd	76,500	22,612
	Muhibbah Engineering M Bhd	129,500	30,966
*	Mulpha International Bhd	39,460	13,329
	My EG Services Bhd	65,900	19,350
	Nestle Malaysia Bhd	4,900	159,475
#	NTPM Holdings Bhd	104,000	11,291
*	OCK Group Bhd	171,300	20,361
#	Oriental Holdings BHD	127,200	148,426
#	OSK Holdings Bhd	472,550	85,510
	Padini Holdings Bhd	116,700	67,599
	Panasonic Manufacturing Malaysia Bhd	2,400	17,524
#	Paramount Corp. Bhd	146,300	24,390
*	Pentamaster Corp. Bhd	109,649	105,601
#	Petron Malaysia Refining & Marketing Bhd	47,500	44,094
	Petronas Chemicals Group Bhd	278,100	359,983
	Petronas Dagangan Bhd	29,500	139,160
	Petronas Gas Bhd	43,200	154,310
	PIE Industrial Bhd	20,300	5,949
	Pos Malaysia Bhd	180,800	36,315
	PPB Group Bhd	69,820	266,152
#	Press Metal Aluminium Holdings Bhd	361,200	328,903
	Public Bank Bhd	394,700	1,500,084
	QL Resources Bhd	155,350	293,729
	Ranhill Holdings Bhd	89,400	20,921
	RCE Capital Bhd	65,800	24,714
*	Revenue Group Bhd	71,400	20,115
	RGB International Bhd	325,257	10,482
#	RHB Bank Bhd	165,757	182,415
	Sam Engineering & Equipment M Bhd	10,100	13,654
#	Sapura Energy Bhd	3,636,500	71,284
	Sarawak Oil Palms Bhd	50,500	28,193
	Scientex Bhd	101,200	194,909
	Serba Dinamik Holdings Bhd	328,220	120,410
	Shangri-La Hotels Malaysia Bhd	17,500	18,464
	Sime Darby Bhd	488,370	226,216
#	Sime Darby Plantation Bhd	182,670	209,643
	Sime Darby Property Bhd	262,670	39,560
	SKP Resources Bhd	409,600	108,881
	SP Setia Bhd Group	440,579	82,579
*	Sumatec Resources Bhd	822,800	727
	Sunway Bhd	412,654	149,873
	Sunway Construction Group Bhd	116,690	50,511
	Supermax Corp. Bhd	441,692	253,438
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	113,083
	Ta Ann Holdings Bhd	100,580	52,092
#	TA Enterprise Bhd	384,000	44,455
	TA Global Bhd	228,100	12,708
	Taliworks Corp. Bhd	68,666	13,067
	Telekom Malaysia Bhd	176,900	165,109
	Tenaga Nasional Bhd	135,900	384,801
	Thong Guan Industries Bhd	29,700	23,074
	TIME dotCom Bhd	49,000	111,408
	Top Glove Corp. Bhd	318,200	536,275

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Tropicana Corp. Bhd	254,083	$47,317
	TSH Resources Bhd	21,300	3,372
	Tune Protect Group Bhd	191,000	15,676
#	Uchi Technologies Bhd	83,700	46,569
#	UEM Edgenta Bhd	74,800	43,916
*	UEM Sunrise Bhd	699,100	69,100
	UMW Holdings Bhd	137,700	67,868
	United Plantations Bhd	3,800	21,727
	UOA Development Bhd	283,500	109,870
*	Velesto Energy Bhd	1,107,073	37,333
	ViTrox Corp. Bhd	45,900	88,427
*	Vizione Holdings Bhd	186,600	15,275
	VS Industry Bhd	791,024	168,801
#	Wah Seong Corp. Bhd	116,881	16,805
*	WCT Holdings Bhd	357,051	41,582
#	Wellcall Holdings Bhd	53,700	9,943
	Westports Holdings Bhd	170,000	145,095
	Widad Group Bhd	96,800	8,296
	Yinson Holdings Bhd	232,800	279,956
*	YNH Property Bhd	124,837	72,602
	YTL Corp. Bhd	1,227,726	217,481
	YTL Power International Bhd	234,906	37,226

TOTAL MALAYSIA			19,667,007

MEXICO — (0.6%)
#	ALEATICA S.A.B. de C.V.	5,854	4,546
	Alfa S.A.B. de C.V., Class A	1,913,797	783,751
	Alpek S.A.B. de C.V.	245,078	115,924
#*	Alsea S.A.B. de C.V.	298,281	244,803
	America Movil S.A.B. de C.V.	1,780,639	1,075,727
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	337,373
	Arca Continental S.A.B. de C.V.	65,332	251,179
#*	Axtel S.A.B. de C.V.	499,613	57,422
#	Banco del Bajio SA	90,250	71,149
	Becle S.A.B. de C.V.	85,651	130,675
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	376,238
	Cemex S.A.B. de C.V.	4,106,589	868,993
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	33,048
	Coca-Cola Femsa S.A.B. de C.V.	55,325	221,406
	Consorcio ARA S.A.B. de C.V.	494,779	61,383
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	20,357
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	65,071
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	147,273	201,774
	Credito Real S.A.B. de C.V. SOFOM ER	84,592	50,367
#	El Puerto de Liverpool S.A.B. de C.V.	31,272	78,942
*	Elementia S.A.B. de C.V.	21,051	5,354
#*	Empresas ICA S.A.B. de C.V.	42,400	106
	Fomento Economico Mexicano S.A.B. de C.V.	75,692	488,397
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	17,176
*	Genomma Lab Internacional S.A.B. de C.V., Class B	385,947	307,464
	Gentera S.A.B. de C.V.	444,917	178,882
	Gruma S.A.B. de C.V., Class B	72,377	685,241
*	Grupo Aeromexico S.A.B. de C.V.	110,715	42,952
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	556,681
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	99,200
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,797	557,463
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	49,855
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,655	186,403
#	Grupo Bimbo S.A.B. de C.V., Class A	345,107	506,040

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Carso S.A.B. de C.V.	73,190	$145,402
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	125,609
	Grupo Comercial Chedraui S.A. de C.V.	156,209	186,147
#	Grupo Elektra S.A.B. de C.V.	11,994	685,272
*	Grupo Famsa S.A.B. de C.V., Class A	60,103	5,860
	Grupo Financiero Banorte S.A.B. de C.V., Class O	600,672	1,644,426
	Grupo Financiero Inbursa S.A.B. de C.V., Class O	344,293	205,567
#*	Grupo GICSA SAB de CV	30,415	3,862
	Grupo Herdez S.A.B. de C.V.	119,801	149,074
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	9,623
	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	5,463
	Grupo Lala S.A.B. de C.V.	119,465	56,260
	Grupo Mexico S.A.B. de C.V., Class B	687,634	1,462,232
#	Grupo Rotoplas S.A.B. de C.V.	66,963	37,814
	Grupo Sanborns S.A.B. de C.V.	66,549	63,509
	Grupo Simec S.A.B. de C.V., Class B	33,392	69,912
	Grupo Televisa S.A.B., Sponsored ADR	14,900	79,715
#	Grupo Televisa S.A.B	386,721	409,651
*	Grupo Traxion S.A.B. de C.V.	22,758	11,643
#*	Hoteles City Express S.A.B. de C.V.	174,099	52,011
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	200	6,976
	Industrias Bachoco S.A.B. de C.V., Class B	96,697	282,336
	Industrias CH S.A.B. de C.V.	75,560	250,811
	Industrias Penoles S.A.B. de C.V.	48,407	370,569
	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	113,845
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	348,550
#*	La Comer S.A.B. de C.V.	265,377	277,258
	Megacable Holdings S.A.B. de C.V.	250,576	623,815
*	Minera Frisco S.A.B. de C.V.	76,283	5,697
*	Minera Frisco S.A.B. de C.V., Class A1	129,447	15,522
	Nemak S.A.B. de C.V.	357,006	65,917
#	Orbia Advance Corp. S.A.B. de C.V.	473,286	563,010
	Organizacion Cultiba S.A.B. de C.V.	15,310	6,988
	Organizacion Soriana S.A.B. de C.V., Class B	50,685	37,602
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	287,761
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	26,530
	Qualitas Controladora S.A.B. de C.V.	54,504	223,909
#*	Regional S.A.B. de C.V.	114,430	281,220
#*	Telesites S.A.B. de C.V.	347,607	225,863
	TV Azteca S.A.B. de C.V.	620,632	11,047
	Unifin Financiera S.A.B. de C.V.	53,817	29,252
*	Vitro S.A.B. de C.V., Class A	28,118	26,192
	Wal-Mart de Mexico S.A.B. de C.V.	194,783	470,127

TOTAL MEXICO			18,691,191

NETHERLANDS — (2.2%)
	Aalberts NV	60,637	1,707,520
	ABN AMRO Bank NV	66,574	511,988
*	Accell Group NV	9,606	179,511
*	Adyen NV	542	535,822
	Aegon NV	503,496	1,302,365
#	Aegon NV	29,614	76,996
	Akzo Nobel NV	13,811	1,048,089
*	Altice Europe NV	109,634	437,407
*	Altice Europe NV, Class B	4,940	19,781
#	AMG Advanced Metallurgical Group NV	10,033	168,812
	Amsterdam Commodities NV	9,596	206,740
	APERAM SA	23,992	621,653
#	Arcadis NV	35,450	551,146

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	ArcelorMittal SA	96,333	$1,052,263
#	ArcelorMittal SA	15,658	171,925
*	Argenx SE	101	15,104
	ASM International NV	19,901	2,200,261
	ASML Holding NV	4,870	1,422,455
	ASML Holding NV	20,610	5,944,542
	ASR Nederland NV	72,877	1,953,044
*	Basic-Fit NV	8,181	166,186
#	BE Semiconductor Industries NV	42,901	1,775,492
#*	Beter Bed Holding NV	7,231	12,935
#	Boskalis Westminster	36,680	635,827
#	Brunel International NV	5,294	33,392
#	Coca-Cola European Partners P.L.C.	37,132	1,482,964
	Corbion NV	23,371	840,229
	Euronext NV	20,012	1,680,087
#	Flow Traders	20,804	694,013
	ForFarmers NV	23,206	154,391
#*	Fugro NV	31,698	118,738
#	GrandVision NV	18,748	498,751
*	Heijmans NV	12,081	84,323
#	Heineken NV	40,248	3,425,635
	Hunter Douglas NV	2,658	123,878
#	IMCD NV	10,389	917,391
#	ING Groep NV, Sponsored ADR	38,057	209,313
	ING Groep NV	277,089	1,552,470
	Intertrust NV	28,250	444,602
*	Just Eat Takeaway.com NV	3,852	394,422
*	Kendrion NV	8,498	102,548
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	21,144
#	Koninklijke Ahold Delhaize NV	345,795	8,396,012
*	Koninklijke BAM Groep NV	146,721	245,120
	Koninklijke DSM NV	27,930	3,423,153
#	Koninklijke KPN NV	1,192,526	2,746,794
	Koninklijke Philips NV	54,833	2,390,306
#	Koninklijke Vopak NV	29,677	1,707,224
*	Lucas Bols NV	3,091	28,244
*	Nederland Apparatenfabriek	2,486	94,657
	NN Group NV	61,856	1,789,343
#*	OCI NV	14,303	172,715
	Ordina NV	39,907	79,815
	PostNL NV	126,242	217,521
*	Prosus N.V	21,373	1,615,928
	Randstad NV	59,385	2,389,981
#	SBM Offshore NV	90,737	1,150,100
#	SIF Holding NV	4,117	44,098
	Signify NV	66,802	1,359,844
	Sligro Food Group NV	9,932	155,118
	TKH Group NV	25,422	891,893
#	TomTom NV	29,599	233,046
	Unilever NV 904784709	66,112	3,267,255
	Unilever NV NL0000388619	32,435	1,615,239
	Van Lanschot Kempen NV	6,150	94,458
#	Wolters Kluwer NV	38,178	2,811,899

TOTAL NETHERLANDS			72,415,918

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	106,585	1,268,567
	Air New Zealand, Ltd.	389,826	318,302
	Arvida Group, Ltd.	35,313	29,498

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Auckland International Airport, Ltd.	81,564	$301,198
*	CBL Corp., Ltd.	591	216
	Chorus, Ltd.	199,843	872,123
	Contact Energy, Ltd.	68,094	259,694
	EBOS Group, Ltd.	30,799	415,970
	Fisher & Paykel Healthcare Corp., Ltd.	72,454	1,210,470
	Fletcher Building, Ltd.	202,087	452,776
#	Fletcher Building, Ltd.	2,494	5,607
#*	Fonterra Co-operative Group, Ltd.	17,499	39,305
	Freightways, Ltd.	48,255	195,996
	Genesis Energy, Ltd.	97,494	166,747
#	Gentrack Group, Ltd.	12,157	11,066
	Hallenstein Glasson Holdings, Ltd.	20,188	47,308
	Heartland Group Holdings, Ltd.	217,632	149,271
	Infratil, Ltd.	145,207	406,578
	Investore Property, Ltd.	56,506	59,017
	Kathmandu Holdings, Ltd.	197,467	94,823
	Mainfreight, Ltd.	25,513	566,175
	Mercury NZ, Ltd.	54,040	150,228
	Meridian Energy, Ltd.	55,750	151,902
	Metlifecare, Ltd.	87,993	225,148
*	Metro Performance Glass, Ltd.	22,279	2,302
	NEW Zealand King Salmon Investments, Ltd.	10,005	11,916
	New Zealand Refining Co., Ltd. (The)	73,105	41,133
*	NZME, Ltd.	54,459	5,758
#	NZX, Ltd.	90,092	70,359
	Oceania Healthcare, Ltd.	85,867	40,072
#	Port of Tauranga, Ltd.	40,233	164,652
*	Pushpay Holdings, Ltd.	6,700	17,512
*	Restaurant Brands New Zealand, Ltd.	9,961	72,970
	Ryman Healthcare, Ltd.	41,222	300,709
	Sanford, Ltd.	20,591	87,937
	Scales Corp., Ltd.	44,784	132,487
*	Serko, Ltd.	5,481	8,775
	Skellerup Holdings, Ltd.	53,156	62,851
*	SKY Network Television, Ltd.	127,131	21,700
	SKYCITY Entertainment Group, Ltd.	292,557	472,159
	Spark New Zealand, Ltd.	295,490	799,688
	Steel & Tube Holdings, Ltd.	32,029	12,568
	Summerset Group Holdings, Ltd.	110,481	407,465
*	Synlait Milk, Ltd.	13,419	56,033
	Tourism Holdings, Ltd.	68,779	53,472
*	TOWER, Ltd.	89,887	32,788
	Trustpower, Ltd.	10,678	42,341
	Turners Automotive Group, Ltd.	21,827	23,032
	Vector, Ltd.	29,600	63,763
	Vista Group International, Ltd.	337	255
	Warehouse Group, Ltd. (The)	20,901	27,460
	Z Energy, Ltd.	115,074	216,777

TOTAL NEW ZEALAND			10,646,919

NORWAY — (0.5%)
	ABG Sundal Collier Holding ASA	238,000	80,409
#*	Adevinta ASA, Class B	7,457	61,936
	AF Gruppen ASA	7,537	123,849
*	Akastor ASA	63,364	24,710
#*	Aker ASA, Class A	4,077	107,552
	Aker BP ASA	20,632	338,726
#*	Aker Solutions ASA	52,196	34,122

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	American Shipping Co. ASA	18,446	$47,167
*	Archer, Ltd.	41,403	6,655
	Atea ASA	33,779	295,711
	Austevoll Seafood ASA	40,040	311,905
#	Avance Gas Holding, Ltd.	16,815	35,692
#*	Axactor SE	56,980	37,084
#	B2Holding ASA	130,088	52,461
	Bakkafrost P/F	2,401	118,462
#	Bonheur ASA	8,451	149,195
	Borregaard ASA	42,001	390,066
#*	BW Energy, Ltd.	11,397	14,172
	BW LPG, Ltd.	35,590	121,428
#*	BW Offshore, Ltd.	55,857	157,033
	DNB ASA	83,023	1,005,235
#	DNO ASA	359,035	162,214
	Entra ASA	18,515	233,119
	Equinor ASA	179,214	2,481,543
	Equinor ASA, Sponsored ADR	7,404	100,546
	Europris ASA	64,160	235,488
#	FLEX LNG, Ltd.	14,271	73,851
#	Frontline, Ltd.	34,372	322,351
	Gjensidige Forsikring ASA	15,951	281,453
	Grieg Seafood ASA	31,665	310,547
#*	Hexagon Composites ASA	31,218	84,893
#	Hoegh LNG Holdings, Ltd.	15,351	16,684
#*	Kongsberg Automotive ASA	161,629	17,237
	Kongsberg Gruppen ASA	8,730	112,183
*	Kvaerner ASA	55,434	34,325
	Leroy Seafood Group ASA	30,593	162,470
	Mowi ASA	40,861	699,827
*	NEL ASA	114,338	139,935
*	Nordic Nanovector ASA	2,597	4,871
*	Nordic Semiconductor ASA	14,137	82,950
	Norsk Hydro ASA	210,973	535,209
	Norway Royal Salmon ASA	6,701	135,892
#*	Norwegian Air Shuttle ASA	18,574	9,254
*	Norwegian Finans Holding ASA	56,373	300,796
	Norwegian Property ASA	1,619	1,767
#	Ocean Yield ASA	28,518	73,945
*	Odfjell Drilling, Ltd.	40,392	33,162
	Olav Thon Eiendomsselskap ASA	6,027	77,544
	Orkla ASA	40,705	367,683
*	Otello Corp. ASA	56,483	51,977
#*	PGS ASA	185,906	66,380
*	Protector Forsikring ASA	18,993	63,882
#*	REC Silicon ASA	72,105	22,466
	Salmar ASA	6,412	249,895
*	Sbanken ASA	40,308	214,662
#	Scatec Solar ASA	7,279	105,971
#	Schibsted ASA, Class A	4,875	103,423
	Schibsted ASA, Class B	5,484	106,512
	Selvaag Bolig ASA	14,564	60,350
	Solon Eiendom ASA	6,828	18,615
	SpareBank 1 SR-Bank ASA	61,496	390,512
	Stolt-Nielsen, Ltd.	13,146	112,002
	Storebrand ASA	165,816	832,373
*	Subsea 7 SA	107,807	591,768
	Telenor ASA	44,916	688,968
	TGS NOPEC Geophysical Co. ASA	40,861	625,767

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Tomra Systems ASA	29,260	$972,216
	Treasure ASA	17,251	16,429
	Veidekke ASA	38,542	342,192
*	Wallenius Wilhelmsen ASA	55,587	61,138
	Wilh Wilhelmsen Holding ASA, Class A	6,373	64,095
#*	XXL ASA	42,028	41,998
	Yara International ASA	9,702	329,523

TOTAL NORWAY			16,738,423

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,856	11,302
	Cia de Minas Buenaventura SAA, ADR	1,300	9,737
	Credicorp, Ltd.	1,928	287,311
*	Fossal SAA, ADR	235	63
*	Grana y Montero SAA, Sponsored ADR	6,245	11,241

TOTAL PERU			319,654

PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	104,600	22,626
	Aboitiz Equity Ventures, Inc.	140,820	114,873
	Aboitiz Power Corp.	168,700	91,042
*	AC Energy Philippines, Inc.	685,000	30,832
*	Alliance Global Group, Inc.	1,675,700	213,215
	Altus San Nicolas Corp.	16,310	629
*	Apex Mining Co., Inc.	1,093,000	20,453
	Ayala Corp.	18,675	212,430
	Ayala Land, Inc.	458,000	285,939
*	AyalaLand Logistics Holdings Corp.	457,000	17,578
	Bank of the Philippine Islands	89,166	102,412
	BDO Unibank, Inc.	119,543	235,221
	Belle Corp.	1,052,000	28,578
	Bloomberry Resorts Corp.	2,201,400	243,507
	Cebu Air, Inc.	100,610	96,239
*	CEMEX Holdings Philippines, Inc.	2,108,195	46,261
	Century Pacific Food, Inc.	276,900	78,206
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	11,145
	China Banking Corp.	368,992	143,634
	Cosco Capital, Inc.	917,700	90,094
	D&L Industries, Inc.	665,000	69,553
	DMCI Holdings, Inc.	1,630,000	132,534
*	DoubleDragon Properties Corp.	217,800	69,733
	Eagle Cement Corp.	82,700	13,371
*	East West Banking Corp.	277,950	43,165
	EEI Corp.	156,000	16,582
	Emperador, Inc.	463,900	72,693
	Filinvest Development Corp.	18,400	3,116
	Filinvest Land, Inc.	5,123,000	95,845
	First Gen Corp.	302,000	113,123
	First Philippine Holdings Corp.	115,830	131,637
*	Global Ferronickel Holdings, Inc.	452,574	7,973
*	Global-Estate Resorts, Inc.	897,000	14,432
	Globe Telecom, Inc.	7,840	340,102
	GT Capital Holdings, Inc.	26,928	241,089
*	Holcim Philippines, Inc.	73,200	16,574
	Integrated Micro-Electronics, Inc.	251,445	29,233
	International Container Terminal Services, Inc.	174,250	304,784
	JG Summit Holdings, Inc.	271,990	270,890
	Jollibee Foods Corp.	93,170	263,221

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Leisure & Resorts World Corp.	146,000	$4,444
	Lopez Holdings Corp.	974,500	50,398
	LT Group, Inc.	479,700	73,312
	MacroAsia Corp.	30,900	3,074
	Manila Electric Co.	16,880	84,282
	Manila Water Co., Inc.	335,200	70,298
	Max’s Group, Inc.	48,700	6,398
	Megawide Construction Corp.	384,700	49,903
	Megaworld Corp.	2,645,600	133,505
	Metro Pacific Investments Corp.	2,183,500	110,085
	Metro Retail Stores Group, Inc.	200,000	7,520
	Metropolitan Bank & Trust Co.	213,916	163,608
	Nickel Asia Corp.	1,306,480	43,526
	Pepsi-Cola Products Philippines, Inc.	13,000	493
	Petron Corp.	1,056,700	66,671
	Philex Mining Corp.	319,400	14,514
*	Philippine National Bank	152,272	71,990
	Phoenix Petroleum Philippines, Inc.	107,200	24,755
	Pilipinas Shell Petroleum Corp.	124,530	45,575
#	PLDT, Inc., Sponsored ADR	7,185	177,829
	PLDT, Inc.	21,855	553,916
	Premium Leisure Corp.	2,062,000	12,953
	Puregold Price Club, Inc.	300,500	273,503
	Rizal Commercial Banking Corp.	104,115	34,059
	Robinsons Land Corp.	847,138	250,298
	Robinsons Retail Holdings, Inc.	76,680	101,267
	San Miguel Corp.	138,950	266,736
	San Miguel Food and Beverage, Inc.	60,520	71,091
	Security Bank Corp.	100,340	202,975
	Semirara Mining & Power Corp.	480,080	113,948
	Shakey’s Pizza Asia Ventures, Inc.	84,300	11,242
	SM Investments Corp.	3,865	64,420
	SM Prime Holdings, Inc.	368,800	224,585
	SSI Group, Inc.	522,000	13,875
	STI Education Systems Holdings, Inc.	634,000	4,317
	Union Bank Of Philippines	31,730	33,962
	Universal Robina Corp.	93,000	230,191
	Vista Land & Lifescapes, Inc.	2,071,900	176,587
	Vistamalls, Inc.	88,000	7,077
	Wilcon Depot, Inc.	274,800	79,563

TOTAL PHILIPPINES			8,263,309

POLAND — (0.3%)
#*	Alior Bank SA	34,611	126,998
	Alumetal SA	710	6,684
	Amica SA	1,111	26,258
*	AmRest Holdings SE	11,544	77,454
	Asseco Poland SA	6,826	110,307
	Bank Handlowy w Warszawie SA	5,654	50,251
*	Bank Millennium SA	149,913	102,094
	Bank Polska Kasa Opieki SA	11,334	143,769
*	Boryszew SA	42,569	37,289
	Budimex SA	3,048	149,215
	CCC SA	3,718	46,967
	CD Projekt SA	2,233	195,496
*	Ciech SA	16,074	154,706
	ComArch SA	224	11,167
	Cyfrowy Polsat SA	71,291	440,779
*	Develia SA	98,398	47,137

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Dino Polska SA	9,220	$389,912
	Dom Development SA	1,006	19,034
*	Enea SA	88,442	119,462
	Eurocash SA	34,593	179,497
*	Fabryki Mebli Forte SA	3,906	18,170
	Famur SA	99,628	49,881
*	Getin Noble Bank SA	175,051	9,678
	Globe Trade Centre SA	35,829	66,888
*	Grupa Azoty SA	15,380	98,666
	Grupa Kety SA	2,789	244,715
	Grupa Lotos SA	56,654	859,740
*	ING Bank Slaski SA	1,297	42,029
	Inter Cars SA	1,271	58,999
	Jastrzebska Spolka Weglowa SA	16,946	56,261
	Kernel Holding SA	23,478	227,378
*	KGHM Polska Miedz SA	51,146	962,014
	KRUK SA	7,941	150,957
	LPP SA	177	279,002
	Lubelski Wegiel Bogdanka SA	4,699	23,989
*	mBank SA	2,756	146,769
*	Netia SA	26,821	25,631
	Neuca SA	757	91,351
*	Orange Polska SA	179,439	304,714
#*	PGE Polska Grupa Energetyczna SA	166,174	166,204
	PKP Cargo SA	10,554	30,538
	Polski Koncern Naftowy Orlen SA	52,114	791,056
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	48,087
	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	195,205
	Powszechny Zaklad Ubezpieczen SA	43,857	323,714
	Santander Bank Polska SA	1,042	41,420
	Stalexport Autostrady SA	18,210	12,718
	Stalprodukt SA	471	15,867
#*	Tauron Polska Energia SA	443,270	121,704
*	VRG SA	37,269	24,948
	Warsaw Stock Exchange	11,383	111,494

TOTAL POLAND			8,034,263

PORTUGAL — (0.1%)
	Altri SGPS SA	29,560	156,011
	Banco Comercial Portugues SA, Class R	1,495,316	167,300
	CTT-Correios de Portugal SA	40,367	95,239
	EDP - Energias de Portugal SA	131,616	554,613
	EDP Renovaveis SA	28,132	344,906
	Galp Energia SGPS SA	98,502	1,136,822
	Jeronimo Martins SGPS SA	35,737	605,868
#	Mota-Engil SGPS SA	61,175	77,043
	Navigator Co. SA (The)	133,317	346,396
	NOS SGPS SA	121,646	455,638
	REN - Redes Energeticas Nacionais SGPS SA	100,326	271,748
	Semapa-Sociedade de Investimento e Gestao	15,929	157,214
	Sonae Capital SGPS SA	42,162	22,676
	Sonae SGPS SA	428,453	338,586

TOTAL PORTUGAL			4,730,060

QATAR — (0.0%)
	Aamal Co.	326,556	53,732
	Al Khaleej Takaful Group QSC	44,416	22,281
	Al Meera Consumer Goods Co. QSC	9,539	45,767

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Barwa Real Estate Co.	246,433	$193,559
*	Gulf International Services QSC	177,366	62,509
	Gulf Warehousing Co.	11,052	14,752
	Masraf Al Rayan QSC	78,115	81,745
	Mesaieed Petrochemical Holding Co.	193,995	95,575
	Ooredoo QPSC	68,177	119,270
*	Qatar First Bank	86,726	24,839
	Qatar Fuel QSC	13,269	58,269
	Qatar Gas Transport Co., Ltd.	66,544	45,578
	Qatar Insurance Co. SAQ	57,747	31,662
	Qatar Islamic Bank SAQ	18,805	79,912
	Qatar National Bank QPSC	59,748	281,810
	Qatar National Cement Co. QSC	31,584	30,029
*	Salam International Investment, Ltd. QSC	305,118	26,198

TOTAL QATAR			1,267,487

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	16,911	19,274
	Etalon Group P.L.C., GDR	24,905	28,392
	Gazprom PJSC, Sponsored ADR	134,073	678,940
	Gazprom PJSC, Sponsored ADR	69,399	350,465
	Globaltrans Investment P.L.C., GDR	5,753	32,570
	Globaltrans Investment P.L.C., GDR	14,988	84,832
	LSR Group PJSC, GDR	8,266	13,655
	Lukoil PJSC, Sponsored ADR	9,710	626,975
	Lukoil PJSC, Sponsored ADR	17,589	1,147,467
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	166,040
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	31,062
*	Mail.Ru Group, Ltd., GDR	1,819	32,773
*	Mail.Ru Group, Ltd., GDR	8,778	158,004
*	Mechel PJSC, Sponsored ADR	12,930	20,559
	MMC Norilsk Nickel PJSC, ADR	15,732	430,113
	MMC Norilsk Nickel PJSC, ADR	9,222	255,798
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	436,967
	Novatek PJSC, GDR	261	36,601
	Novatek PJSC, GDR	491	68,936
	Novolipetsk Steel PJSC, GDR	8,327	142,522
	Novolipetsk Steel PJSC, GDR	6,626	114,299
	PhosAgro PJSC, GDR	8,187	98,686
	PhosAgro PJSC, GDR	13,022	157,306
	Polyus PJSC, GDR	1,496	121,849
	Polyus PJSC, GDR	2,195	178,343
	QIWI P.L.C., Sponsored ADR	436	5,328
	Ros Agro P.L.C., GDR	2,407	20,305
	Ros Agro P.L.C., GDR	2,465	20,854
	Rosneft Oil Co. PJSC, GDR	90,919	407,499
	Rosneft Oil Co. PJSC, GDR	21,859	98,006
	Rostelecom PJSC, Sponsored ADR	5,626	36,569
	Rostelecom PJSC, Sponsored ADR	8,039	53,342
	RusHydro PJSC, ADR	62,793	53,060
	RusHydro PJSC, ADR	131,916	105,388
	Sberbank of Russia PJSC, Sponsored ADR	74,121	786,901
	Severstal PAO, GDR	6,022	71,788
	Severstal PAO, GDR	15,642	186,766
	Tatneft PJSC, Sponsored ADR	6,360	283,329
	Tatneft PJSC, Sponsored ADR	12,429	552,158
	TMK PJSC, GDR	21,049	63,568
	TMK PJSC, GDR	5,570	16,518
	VEON, Ltd., ADR	134,644	230,241

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	VTB Bank PJSC, GDR	67,339	$63,166
	VTB Bank PJSC, GDR	262,918	248,195
	X5 Retail Group NV, GDR	6,435	189,917
	X5 Retail Group NV, GDR	17,380	513,058

TOTAL RUSSIA			9,438,384

SAUDI ARABIA — (0.1%)
	Abdullah Al Othaim Markets Co.	1,344	35,638
*	Al Hammadi Co. for Development and Investment	7,897	40,537
*	Al Hassan Ghazi Ibrahim Shaker Co.	9,785	23,414
	Al Jouf Agricultural Development Co.	3,084	19,127
*	Al Jouf Cement Co.	14,978	33,694
*	Al Khaleej Training and Education Co.	1,389	5,361
	Al Rajhi Bank	21,911	333,066
	Aldrees Petroleum and Transport Services Co.	4,249	65,741
	Almarai Co. JSC	6,464	84,282
*	Arabian Pipes Co.	7,166	24,451
*	Bawan Co.	7,437	24,507
	City Cement Co.	19,815	72,902
	Dallah Healthcare Co.	2,400	30,676
	Dur Hospitality Co.	2,575	15,269
*	Fawaz Abdulaziz Al Hokair & Co.	14,231	81,213
*	Hail Cement Co.	10,255	31,977
*	Jazan Energy and Development Co.	8,587	23,199
	Leejam Sports Co. JSC	3,029	49,918
*	Methanol Chemicals Co.	13,020	23,213
*	Mobile Telecommunications Co. Saudi Arabia	40,966	132,672
*	Najran Cement Co.	17,805	52,322
*	National Agriculture Development Co. (The)	7,376	57,784
	National Commercial Bank	41,915	413,674
*	Northern Region Cement Co.	18,852	50,380
	Qassim Cement Co.	3,838	58,228
	Saudi Automotive Services Co.	4,332	29,848
*	Saudi Ceramic Co.	6,286	48,795
	Saudi Co. For Hardware CJSC	2,229	25,870
	Saudi Ground Services Co.	7,720	53,685
	Saudi Industrial Services Co.	6,144	30,277
*	Saudi Printing & Packaging Co.	5,495	18,171
*	Saudi Research & Marketing Group	3,970	64,760
	Saudia Dairy & Foodstuff Co.	755	30,216
	Seera Group Holding	27,998	115,453
	Southern Province Cement Co.	7,970	112,767
*	Tabuk Cement Co.	9,428	29,350
	Umm Al-Qura Cement Co.	4,693	25,792
	United Electronics Co.	3,200	57,858
	United International Transportation Co.	6,071	46,122
	Yanbu Cement Co.	504	3,991

TOTAL SAUDI ARABIA			2,476,200

SINGAPORE — (0.7%)
	Accordia Golf Trust	345,200	138,944
	AEM Holdings, Ltd.	74,800	129,235
	Ascendas India Trust	246,600	220,424
	Banyan Tree Holdings, Ltd.	83,400	16,504
#	Best World International, Ltd.	81,000	14,521
	Boustead Projects, Ltd.	3,600	1,936
	Boustead Singapore, Ltd.	164,600	69,862
	Bukit Sembawang Estates, Ltd.	36,100	99,982

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	CapitaLand, Ltd.	235,200	$499,039
	Centurion Corp., Ltd.	89,000	24,214
	China Aviation Oil Singapore Corp., Ltd.	111,500	81,067
#	China Sunsine Chemical Holdings, Ltd.	439,000	117,900
	Chip Eng Seng Corp., Ltd.	196,600	72,119
	City Developments, Ltd.	72,300	404,139
	Civmec, Ltd.	80,600	19,154
	ComfortDelGro Corp., Ltd.	481,300	561,110
*	COSCO Shipping International Singapore Co., Ltd.	387,800	62,851
	CSE Global, Ltd.	110,200	30,502
	Dairy Farm International Holdings, Ltd.	37,700	180,667
	DBS Group Holdings, Ltd.	124,575	1,753,905
	Del Monte Pacific, Ltd.	160,100	12,135
	Delfi, Ltd.	61,300	29,345
	Duty Free International, Ltd.	42,700	4,150
#*	Ezion Holdings, Ltd.	1,950,350	11,203
#*	Ezra Holdings, Ltd.	799,030	6,067
	Far East Orchard, Ltd.	64,900	46,442
#	First Resources, Ltd.	199,600	177,672
#	Food Empire Holdings, Ltd.	122,200	43,969
	Fraser and Neave, Ltd.	86,000	90,463
	Frasers Property, Ltd.	112,900	98,087
	Frencken Group, Ltd.	135,900	70,860
	Fu Yu Corp., Ltd.	241,400	39,138
*	Gallant Venture, Ltd.	211,200	16,751
	Genting Singapore, Ltd.	360,600	200,085
	Geo Energy Resources, Ltd.	295,000	15,703
	GL, Ltd.	183,200	74,908
	Golden Agri-Resources, Ltd.	2,959,100	325,406
	Golden Energy & Resources, Ltd.	62,400	7,776
#	Great Eastern Holdings, Ltd.	6,300	83,388
	GuocoLand, Ltd.	156,500	156,555
*	Halcyon Agri Corp., Ltd.	27,000	7,110
	Hanwell Holdings, Ltd.	81,500	10,773
	Haw Par Corp., Ltd.	37,700	273,269
	Hi-P International, Ltd.	69,200	52,114
	Ho Bee Land, Ltd.	90,300	132,173
	Hong Fok Corp., Ltd.	181,500	95,218
*	Hong Leong Asia, Ltd.	126,800	46,425
	Hong Leong Finance, Ltd.	51,800	83,902
	Hongkong Land Holdings, Ltd.	161,100	673,904
	Hour Glass, Ltd. (The)	17,100	7,506
#	Hutchison Port Holdings Trust	2,014,100	261,027
*	Hyflux, Ltd.	178,500	18
	iFAST Corp., Ltd.	43,200	31,483
#	IGG, Inc.	348,000	221,260
	Indofood Agri Resources, Ltd.	263,400	57,298
	Japfa, Ltd.	315,700	127,050
	Jardine Cycle & Carriage, Ltd.	29,333	417,054
*	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	736,691
	Keppel Infrastructure Trust	822,451	288,019
	KSH Holdings, Ltd.	61,200	12,801
	Lian Beng Group, Ltd.	159,300	42,804
	Mandarin Oriental International, Ltd.	6,900	9,637
	Metro Holdings, Ltd.	220,500	109,928
#*	Midas Holdings, Ltd.	408,200	10,421
*	mm2 Asia, Ltd.	130,000	16,354
	NetLink NBN Trust	323,500	228,925

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	NSL, Ltd.	15,200	$8,603
	Olam International, Ltd.	191,400	202,642
	OUE, Ltd.	153,900	122,180
	Oversea-Chinese Banking Corp., Ltd.	223,798	1,427,901
	Oxley Holdings, Ltd.	492,813	79,849
	Pacific Century Regional Developments, Ltd.	64,700	13,730
	Pan-United Corp., Ltd.	35,125	7,063
	Penguin International, Ltd.	49,600	17,845
	Perennial Real Estate Holdings, Ltd.	31,200	10,037
	QAF, Ltd.	131,900	76,462
*	Raffles Education Corp., Ltd.	210,860	11,501
	Raffles Medical Group, Ltd.	108,456	66,690
	Riverstone Holdings, Ltd.	107,300	88,903
	SATS, Ltd.	132,900	307,902
	SBS Transit, Ltd.	21,100	45,103
	Sembcorp Industries, Ltd.	519,096	594,679
*	Sembcorp Marine, Ltd.	39,300	20,777
	Sheng Siong Group, Ltd.	243,300	254,944
	SIA Engineering Co., Ltd.	39,500	52,142
	SIIC Environment Holdings, Ltd.	402,300	65,311
	Sinarmas Land, Ltd.	396,100	52,618
	Sing Holdings, Ltd.	63,900	14,910
#	Singapore Airlines, Ltd.	255,700	1,105,712
	Singapore Exchange, Ltd.	97,900	667,590
	Singapore Post, Ltd.	596,700	307,476
#	Singapore Press Holdings, Ltd.	600,500	644,848
	Singapore Technologies Engineering, Ltd.	145,600	352,606
	Singapore Telecommunications, Ltd.	436,100	871,431
	Singapore Telecommunications, Ltd.	58,700	116,018
	Stamford Land Corp., Ltd.	26,000	6,805
	StarHub, Ltd.	194,500	204,899
	Straits Trading Co., Ltd.	28,000	32,035
	Sunningdale Tech, Ltd.	80,000	57,063
*	Swiber Holdings, Ltd.	29,250	423
	Tai Sin Electric, Ltd.	50,690	10,554
#	Tuan Sing Holdings, Ltd.	248,136	43,856
	UMS Holdings, Ltd.	193,500	111,358
	United Industrial Corp., Ltd.	40,200	64,166
#	United Overseas Bank, Ltd.	103,516	1,479,151
	UOB-Kay Hian Holdings, Ltd.	37,557	31,935
	UOL Group, Ltd.	128,600	618,523
	Venture Corp., Ltd.	94,900	1,060,572
	Vicom, Ltd.	12,900	72,946
	Wilmar International, Ltd.	27,700	69,756
	Wing Tai Holdings, Ltd.	207,400	253,560
	XP Power, Ltd.	236	9,435
	Yangzijiang Shipbuilding Holdings Ltd.	1,100,500	763,120
*	Yongnam Holdings, Ltd.	119,700	7,178

TOTAL SINGAPORE			22,466,150

SOUTH AFRICA — (1.4%)
	Absa Group, Ltd.	244,913	1,208,682
	Adcock Ingram Holdings, Ltd.	30,156	72,446
	Adcorp Holdings, Ltd.	8,176	1,839
	Advtech, Ltd.	277,983	130,542
	AECI, Ltd.	71,115	285,077
	African Oxygen, Ltd.	16,143	14,371
	African Rainbow Minerals, Ltd.	53,508	391,638
	Afrimat, Ltd.	25,483	35,589

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Alexander Forbes Group Holdings, Ltd.	302,000	$65,553
	Allied Electronics Corp., Ltd., Class A	58,468	64,766
	Alviva Holdings, Ltd.	68,147	18,333
	Anglo American Platinum, Ltd.	6,684	350,776
	AngloGold Ashanti, Ltd.	135,181	3,299,788
	AngloGold Ashanti, Ltd., Sponsored ADR	117,913	2,875,898
*	ArcelorMittal South Africa, Ltd.	169,011	5,911
*	Aspen Pharmacare Holdings, Ltd.	106,810	666,250
	Assore, Ltd.	10,867	184,595
	Astral Foods, Ltd.	27,739	288,774
	AVI, Ltd.	115,961	490,898
	Balwin Properties, Ltd.	27,791	3,263
#	Barloworld, Ltd.	115,762	424,708
	Bid Corp., Ltd.	64,843	845,047
	Bidvest Group, Ltd. (The)	167,549	1,360,653
#*	Blue Label Telecoms, Ltd.	219,486	25,249
#*	Brait SE	301,387	64,147
	Capitec Bank Holdings, Ltd.	6,397	311,847
	Cashbuild, Ltd.	11,572	94,014
	City Lodge Hotels, Ltd.	14,377	21,338
	Clicks Group, Ltd.	58,060	723,211
	Coronation Fund Managers, Ltd.	70,488	137,309
	Curro Holdings, Ltd.	36,512	19,143
	DataTec, Ltd.	123,684	162,802
	Dis-Chem Pharmacies, Ltd.	41,328	49,056
	Discovery, Ltd.	89,270	468,357
	Distell Group Holdings, Ltd.	20,079	85,623
*	EOH Holdings, Ltd.	72,490	14,895
	Exxaro Resources, Ltd.	78,422	455,258
	Famous Brands, Ltd.	20,131	44,543
	FirstRand, Ltd.	553,331	1,207,647
	Foschini Group, Ltd. (The)	109,589	429,974
	Gold Fields, Ltd.	67,760	504,379
	Gold Fields, Ltd., Sponsored ADR	465,777	3,418,803
*	Grindrod Shipping Holdings, Ltd.	4,404	10,526
	Grindrod, Ltd.	176,161	33,083
*	Harmony Gold Mining Co., Ltd.	107,803	396,743
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	377,642
	Hudaco Industries, Ltd.	21,126	76,603
	Impala Platinum Holdings, Ltd.	227,467	1,356,671
	Imperial Logistics, Ltd.	107,775	189,531
	Investec, Ltd.	39,260	81,763
*	Invicta Holdings, Ltd.	8,561	2,363
	Italtile, Ltd.	83,239	44,738
	JSE, Ltd.	33,796	188,619
	KAP Industrial Holdings, Ltd.	730,619	79,227
	Kumba Iron Ore, Ltd.	22,799	429,093
	Lewis Group, Ltd.	34,490	29,375
#	Liberty Holdings, Ltd.	89,696	340,141
	Life Healthcare Group Holdings, Ltd.	663,979	638,383
*	Long4Life, Ltd.	280,141	41,732
*	Massmart Holdings, Ltd.	60,522	80,725
	Merafe Resources, Ltd.	560,795	11,116
	Metair Investments, Ltd.	86,596	69,330
	MiX Telematics, Ltd.	4,997	1,812
	MiX Telematics, Ltd., Sponsored ADR	5,899	54,625
	Momentum Metropolitan Holdings	608,216	569,102
#*	Motus Holdings Ltd.	73,334	119,447
	Mpact, Ltd.	66,696	27,588

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Mr. Price Group, Ltd.	56,056	$399,384
#	MTN Group, Ltd.	582,098	1,529,671
*	MultiChoice Group, Ltd.	130,618	612,193
	Murray & Roberts Holdings, Ltd.	143,603	42,484
*	Nampak, Ltd.	253,347	22,766
	Naspers, Ltd., Class N	7,683	1,195,847
	Nedbank Group, Ltd.	133,517	776,196
	NEPI Rockcastle P.L.C.	57,157	244,592
	Netcare, Ltd.	532,616	446,693
*	Ninety One, Ltd.	19,630	41,356
*	Northam Platinum, Ltd.	103,329	512,143
	Novus Holdings, Ltd.	1,771	142
	Oceana Group, Ltd.	34,784	114,903
	Old Mutual, Ltd.	857,435	610,697
*	Omnia Holdings, Ltd.	56,465	71,620
	Peregrine Holdings, Ltd.	153,958	156,417
	Pick n Pay Stores, Ltd.	160,555	502,982
*	PPC, Ltd.	699,126	46,724
	PSG Group, Ltd.	44,961	384,002
	PSG Konsult, Ltd.	120,226	49,647
	Raubex Group, Ltd.	88,136	81,548
	Reunert, Ltd.	123,760	267,195
	RFG Holdings, Ltd.	59,205	46,596
*	Royal Bafokeng Platinum, Ltd.	42,113	74,747
	Sanlam, Ltd.	242,486	775,206
	Santam, Ltd.	18,728	277,585
*	Sappi, Ltd.	290,153	352,653
*	Sasol, Ltd.	51,161	242,805
#*	Sasol, Ltd., Sponsored ADR	42,458	202,949
	Shoprite Holdings, Ltd.	140,551	813,616
*	Sibanye Stillwater, Ltd.	1,035,000	2,108,473
*	Sibanye Stillwater, Ltd., ADR	17,699	141,065
	SPAR Group, Ltd. (The)	94,259	898,457
	Spur Corp., Ltd.	22,560	20,667
*	Stadio Holdings, Ltd.	36,904	2,156
	Standard Bank Group, Ltd.	276,667	1,526,565
*	Steinhoff International Holdings NV	237,520	14,278
*	Sun International, Ltd.	73,048	65,115
*	Super Group, Ltd.	234,624	176,639
	Telkom SA SOC, Ltd.	190,557	211,278
	Tiger Brands, Ltd.	47,507	462,601
*	Tongaat Hulett, Ltd.	46,777	16,512
	Transaction Capital, Ltd.	171,469	140,254
	Trencor, Ltd.	86,382	34,759
	Truworths International, Ltd.	270,008	426,223
	Tsogo Sun Gaming, Ltd.	334,187	47,253
*	Tsogo Sun Hotels, Ltd.	78,017	7,853
	Vodacom Group, Ltd.	111,782	742,887
	Wilson Bayly Holmes-Ovcon, Ltd.	31,138	159,776
	Woolworths Holdings, Ltd.	378,783	623,796

TOTAL SOUTH AFRICA			45,294,936

SOUTH KOREA — (3.7%)
*	3S Korea Co., Ltd.	5,317	10,289
	ABco Electronics Co., Ltd.	2,040	7,328
*	Able C&C Co., Ltd.	2,668	22,247
	ABOV Semiconductor Co., Ltd.	2,891	19,718
#*	Abpro Bio Co., Ltd.	27,877	14,229
*	Actoz Soft Co., Ltd.	235	1,597

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ADTechnology Co., Ltd.	1,689	$34,451
	Advanced Process Systems Corp.	2,951	62,734
	Aekyung Petrochemical Co., Ltd.	9,172	53,659
	AfreecaTV Co., Ltd.	2,255	111,869
*	Agabang&Company	14,748	40,734
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	12,862
	Ahnlab, Inc.	779	37,244
	AJ Networks Co., Ltd.	6,852	21,056
*	Ajin Industrial Co., Ltd.	8,820	15,787
	Aju Capital Co., Ltd.	1,326	13,303
	AK Holdings, Inc.	3,311	68,609
*	ALUKO Co., Ltd.	14,094	21,995
	Amorepacific Corp.	1,195	173,095
	AMOREPACIFIC Group	1,559	74,611
*	Amotech Co., Ltd.	1,253	21,623
*	Ananti, Inc.	5,607	46,204
*	Apact Co., Ltd.	3,082	15,667
#*	Aprogen pharmaceuticals, Inc.	18,206	31,357
*	APS Holdings Corp.	6,436	40,988
	Asia Cement Co., Ltd.	618	34,573
	ASIA Holdings Co., Ltd.	484	33,286
	Asia Paper Manufacturing Co., Ltd.	2,509	66,945
*	Asiana Airlines, Inc.	62,553	215,769
	Atinum Investment Co., Ltd.	20,272	27,983
	AUK Corp.	11,347	17,140
	Aurora World Corp.	2,350	20,974
	Austem Co., Ltd.	10,996	15,978
	Autech Corp.	2,978	23,112
	Avaco Co., Ltd.	3,317	17,366
	Baek Kwang Mineral Products Co., Ltd.	5,855	17,456
	Baiksan Co., Ltd.	5,715	26,399
	BGF Co., Ltd.	18,624	73,800
	BGF retail Co., Ltd.	1,819	235,323
*	BH Co., Ltd.	7,554	104,616
*	Binex Co., Ltd.	4,447	42,277
	Binggrae Co., Ltd.	1,628	85,778
	BioSmart Co., Ltd.	5,335	19,558
*	Biovill Co., Ltd.	5,674	1,428
	Bixolon Co., Ltd.	3,329	13,485
*	Bluecom Co., Ltd.	5,249	17,458
	BNK Financial Group, Inc.	78,969	328,408
	Boditech Med, Inc.	2,829	53,150
	BoKwang Industry Co., Ltd.	3,778	14,990
	Boryung Pharmaceutical Co., Ltd.	5,625	60,172
*	Brain Contents Co., Ltd.	25,935	14,569
	Bubang Co., Ltd.	8,619	15,222
	Bukwang Pharmaceutical Co., Ltd.	1,816	38,716
	BYC Co., Ltd.	49	7,779
*	Byucksan Corp.	25,494	33,121
*	CammSys Corp.	24,904	55,036
*	Capro Corp.	18,659	49,389
	Caregen Co., Ltd.	131	6,236
	Cell Biotech Co., Ltd.	1,192	14,091
*	Celltrion Pharm, Inc.	445	25,890
#*	Celltrion, Inc.	2,929	506,237
	Changhae Ethanol Co., Ltd.	1,942	24,003
*	Charm Engineering Co., Ltd.	16,975	18,226
	Cheil Worldwide, Inc.	16,146	235,648
	Chemtronics Co., Ltd.	3,086	29,861

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ChinHung International, Inc.	7,063	$12,708
	Chinyang Holdings Corp.	4,663	8,846
	Chong Kun Dang Pharmaceutical Corp.	1,951	155,334
	Chongkundang Holdings Corp.	738	69,185
*	Chorokbaem Media Co., Ltd.	20,036	28,554
	Chosun Refractories Co., Ltd.	809	50,034
	Chungdahm Learning, Inc.	1,652	23,962
*	CJ CGV Co., Ltd.	4,527	99,557
	CJ CheilJedang Corp.	3,908	879,105
	CJ Corp.	7,712	515,102
	CJ ENM Co., Ltd.	3,540	372,430
	CJ Freshway Corp.	1,953	33,617
*	CJ Logistics Corp.	2,373	288,195
*	CJ Seafood Corp.	3,844	12,847
	CKD Bio Corp.	1,640	40,828
	Classys, Inc.	4,375	40,225
	Clean & Science Co., Ltd.	2,425	44,553
	CLIO Cosmetics Co., Ltd.	1,113	20,472
*	CMG Pharmaceutical Co., Ltd.	5,872	18,367
	Com2uSCorp	1,979	174,271
	Commax Co., Ltd.	3,468	9,935
	Cosmax BTI, Inc.	1,192	15,346
*	COSMAX NBT Inc.	1,938	7,583
	Cosmax, Inc.	1,972	144,020
*	Cosmecca Korea Co., Ltd.	1,559	14,400
*	Cosmochemical Co., Ltd.	3,518	22,197
*	COSON Co., Ltd.	5,405	25,493
	Coway Co., Ltd.	6,767	342,964
	Coweaver Co., Ltd.	2,448	21,648
	COWELL FASHION Co., Ltd.	10,020	45,137
	Crown Confectionery Co., Ltd.	2,751	18,066
	CROWNHAITAI Holdings Co., Ltd.	3,919	28,120
*	CrucialTec Co., Ltd.	7,712	2,384
	CS Wind Corp.	743	19,619
*	CTC BIO, Inc.	3,115	18,841
*	CTGen Co., Ltd.	7,725	9,754
	Cuckoo Holdings Co., Ltd.	329	24,508
	Cuckoo Homesys Co., Ltd.	1,899	54,482
*	Curo Co., Ltd.	7,060	4,987
	Cymechs, Inc.	4,234	32,946
	D.I Corp.	8,697	23,245
	Dae Dong Industrial Co., Ltd.	8,532	31,758
	Dae Han Flour Mills Co., Ltd.	685	73,299
	Dae Hwa Pharmaceutical Co., Ltd.	2,020	17,514
	Dae Hyun Co., Ltd.	8,440	12,783
	Dae Won Chemical Co., Ltd.	8,405	8,527
	Dae Won Kang Up Co., Ltd.	14,591	34,672
	Daea TI Co., Ltd.	7,559	39,609
	Daebongls Co., Ltd.	2,132	11,510
	Daechang Co., Ltd.	20,114	18,627
	Daeduck Electronics Co.	7,994	53,862
*	Daehan New Pharm Co., Ltd.	3,512	28,256
	Daehan Steel Co., Ltd.	6,129	31,723
*	Dae-Il Corp.	9,336	10,536
*	Daejoo Electronic Materials Co., Ltd.	1,519	23,408
	Daekyo Co., Ltd.	7,575	29,634
	Daelim B&Co Co., Ltd.	2,743	7,880
	Daelim Industrial Co., Ltd.	10,001	721,612
*	Daemyung Sonoseason Co., Ltd.	12,905	13,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daesang Corp.	6,833	$123,376
	Daesang Holdings Co., Ltd.	8,332	43,713
*	Daesung Industrial Co., Ltd.	7,052	18,042
*	Daewon Media Co., Ltd.	1,500	8,641
	Daewon Pharmaceutical Co., Ltd.	3,431	41,633
	Daewon San Up Co., Ltd.	5,358	19,938
*	Daewoo Engineering & Construction Co., Ltd.	46,261	135,736
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	131,710
	Daewoong Co., Ltd.	8,545	121,845
	Daewoong Pharmaceutical Co., Ltd.	133	11,661
	Daihan Pharmaceutical Co., Ltd.	2,113	51,591
	Daishin Securities Co., Ltd.	22,933	187,591
#*	Daiyang Metal Co., Ltd.	3,149	6,164
*	Danal Co., Ltd.	11,819	40,684
	Danawa Co., Ltd.	1,195	26,417
	Daou Data Corp.	10,823	72,803
	Daou Technology, Inc.	18,282	246,482
*	Dasan Networks, Inc.	3,438	19,512
	Dawonsys Co., Ltd.	1,732	23,463
*	Dayou Automotive Seat Technology Co., Ltd.	24,500	14,449
*	Dayou Plus Co., Ltd.	39,586	21,117
	DB Financial Investment Co., Ltd.	18,198	52,822
	DB HiTek Co., Ltd.	23,617	519,234
	DB Insurance Co., Ltd.	28,579	1,043,848
*	DB, Inc.	34,307	21,035
*	Dentium Co., Ltd.	2,427	74,948
*	Deutsch Motors, Inc.	7,355	40,487
*	Development Advance Solution Co., Ltd.	4,645	21,189
	DGB Financial Group, Inc.	99,059	430,016
#	DHP Korea Co., Ltd.	2,807	16,524
	DI Dong Il Corp.	892	44,868
	Digital Chosun Co., Ltd.	7,564	11,440
	Digital Daesung Co., Ltd.	6,546	41,401
	Digital Power Communications Co., Ltd.	4,467	37,748
*	DIO Corp.	1,400	33,154
	DMS Co., Ltd.	10,825	36,223
*	DNF Co., Ltd.	1,532	13,332
	Dohwa Engineering Co., Ltd.	2,214	16,412
	Dong A Eltek Co., Ltd.	3,336	18,815
	Dong Ah Tire & Rubber Co., Ltd.	1,575	14,368
	Dong-A ST Co., Ltd.	1,327	99,596
	Dong-Ah Geological Engineering Co., Ltd.	4,456	63,744
	Dongbu Corp.	2,681	18,586
	Dongil Industries Co., Ltd.	605	25,134
	Dongjin Semichem Co., Ltd.	16,117	208,847
	DongKook Pharmaceutical Co., Ltd.	1,111	86,336
	Dongkuk Industries Co., Ltd.	18,742	32,248
*	Dongkuk Steel Mill Co., Ltd.	27,545	96,260
	Dongkuk Structures & Construction Co., Ltd.	10,399	18,562
	Dongsuh Cos., Inc.	5,812	82,448
	Dongsung Chemical Co., Ltd.	737	9,447
	DONGSUNG Corp.	8,491	28,722
	Dongsung Finetec Co., Ltd.	1,660	10,854
	Dongwha Enterprise Co., Ltd.	3,262	40,641
	Dongwha Pharm Co., Ltd.	7,687	70,964
	Dongwon Development Co., Ltd.	24,409	71,452
	Dongwon F&B Co., Ltd.	498	80,939
	Dongwon Industries Co., Ltd.	849	158,679
	Dongwon Systems Corp.	2,464	44,523

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongyang E&P, Inc.	2,542	$22,203
*	Dongyang Steel Pipe Co., Ltd.	20,607	17,521
	Doosan Bobcat, Inc.	16,661	322,480
	Doosan Co., Ltd.	3,050	101,594
*	Doosan Fuel Cell Co., Ltd.	10,200	62,796
*	Doosan Heavy Industries & Construction Co., Ltd.	80,148	260,360
#*	Doosan Infracore Co., Ltd.	76,700	269,853
*	Doosan Solus Co., Ltd.	5,623	153,297
	DoubleUGames Co., Ltd.	3,082	146,693
	Douzone Bizon Co., Ltd.	6,186	448,312
*	Dreamus Co.	3,631	15,019
	DTR Automotive Corp.	1,827	37,903
*	Duk San Neolux Co., Ltd.	948	24,415
	DY Corp.	6,599	21,301
	DY POWER Corp.	4,041	26,091
	e Tec E&C, Ltd.	900	60,723
	E1 Corp.	1,504	42,556
	Eagon Holdings Co., Ltd.	1	1
	Easy Bio, Inc.	26,631	93,108
	EBEST Investment & Securities Co., Ltd.	9,868	39,002
	Echo Marketing, Inc.	1,521	40,990
	Ecopro Co., Ltd.	4,839	80,694
	e-Credible Co., Ltd.	909	13,970
*	Ehwa Technologies Information Co., Ltd.	164,130	23,458
	Elentec Co., Ltd.	4,988	16,335
	e-LITECOM Co., Ltd.	2,144	6,614
	E-MART, Inc.	7,438	732,946
*	EM-Tech Co., Ltd.	4,598	30,938
	ENF Technology Co., Ltd.	4,799	104,716
	Eo Technics Co., Ltd.	464	27,696
	eSang Networks Co., Ltd.	2,144	11,337
	Estechpharma Co., Ltd.	1,768	14,032
	Eugene Corp.	21,899	74,757
	Eugene Investment & Securities Co., Ltd.	37,902	88,233
	Eugene Technology Co., Ltd.	4,629	66,895
*	Eusu Holdings Co., Ltd.	5,910	28,868
	EVERDIGM Corp.	1,142	3,442
	Ezwel Co., Ltd.	1,275	11,814
	F&F Co., Ltd.	1,924	168,909
	Farmsco	12,957	48,010
	FarmStory Co., Ltd.	29,121	24,350
	Fila Holdings Corp.	14,259	407,671
	Fine Semitech Corp.	5,935	39,063
	Foosung Co., Ltd.	6,835	37,787
	Gabia, Inc.	1,782	21,125
*	Gamevil, Inc.	1,143	23,201
	Gaon Cable Co., Ltd.	1,018	12,924
	Gemvaxlink Co., Ltd.	21,178	18,178
*	Genie Music Corp.	1,314	2,679
	GMB Korea Corp.	3,121	11,350
*	GNCO Co., Ltd.	27,519	32,043
	GOLFZON Co., Ltd.	1,071	47,060
	Golfzon Newdin Holdings Co., Ltd.	8,068	22,399
	Grand Korea Leisure Co., Ltd.	9,784	127,515
	Green Cross Cell Corp.	495	15,879
	Green Cross Corp.	620	75,723
	Green Cross Holdings Corp.	5,646	98,420
	GS Engineering & Construction Corp.	24,770	517,192
*	GS Global Corp.	25,862	37,704

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp.	35,563	$1,119,004
	GS Home Shopping, Inc.	932	97,648
	GS Retail Co., Ltd.	9,986	311,150
	Gwangju Shinsegae Co., Ltd.	455	54,678
*	GY Commerce Co., Ltd.	4,452	1,541
	HAESUNG DS Co., Ltd.	3,675	44,740
	Haimarrow Food Service Co., Ltd.	9,267	21,245
	Haitai Confectionery & Foods Co., Ltd.	1,576	9,163
*	Halla Corp.	15,710	40,059
	Halla Holdings Corp.	3,614	89,632
	Han Kuk Carbon Co., Ltd.	6,920	39,241
	Hana Financial Group, Inc.	62,561	1,428,143
	Hana Micron, Inc.	9,900	39,186
#	Hana Tour Service, Inc.	2,911	101,625
*	Hanall Biopharma Co., Ltd.	764	15,243
*	Hancom MDS, Inc.	1,135	10,634
*	Hancom, Inc.	4,132	42,653
	Handok, Inc.	2,498	46,057
	Handsome Co., Ltd.	4,070	82,117
	Hanil Cement Co., Ltd.	555	39,105
	Hanil Holdings Co., Ltd.	455	15,829
	Hanil Hyundai Cement Co., Ltd.	369	9,664
*	Hanil Vacuum Co., Ltd.	10,832	5,423
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	32,424
#	Hanjin Kal Corp.	1,610	115,134
	Hanjin Transportation Co., Ltd.	4,168	158,292
	Hankook Shell Oil Co., Ltd.	239	51,507
	Hankook Tire & Technology Co., Ltd.	25,389	445,442
	Hankuk Paper Manufacturing Co., Ltd.	1,641	19,365
	Hanmi Pharm Co., Ltd.	227	48,431
	Hanmi Science Co., Ltd.	996	23,447
	Hanmi Semiconductor Co., Ltd.	5,477	35,197
	HanmiGlobal Co., Ltd.	1,679	10,618
	Hanon Systems	21,775	164,026
	Hans Biomed Corp.	730	11,514
	Hansae Co., Ltd.	1,193	11,751
	Hansae Yes24 Holdings Co., Ltd.	6,834	29,498
	Hanshin Construction	4,822	52,066
	Hanshin Machinery Co.	7,006	8,029
	Hansol Chemical Co., Ltd.	2,668	188,541
*	Hansol Holdings Co., Ltd.	17,066	42,019
*	Hansol HomeDeco Co., Ltd.	31,649	23,303
	Hansol Paper Co., Ltd.	11,693	151,106
*	Hansol Technics Co., Ltd.	10,714	53,171
	Hanssem Co., Ltd.	596	35,751
*	Hanwha Aerospace Co., Ltd.	9,918	218,439
	Hanwha Corp.	23,586	402,309
*	Hanwha General Insurance Co., Ltd.	35,527	63,745
*	Hanwha Investment & Securities Co., Ltd.	66,057	96,501
	Hanwha Life Insurance Co., Ltd.	135,949	202,558
	Hanwha Solutions Corp.	34,878	417,419
	Hanyang Eng Co., Ltd.	8,226	67,923
	Hanyang Securities Co., Ltd.	4,400	22,728
*	Harim Co., Ltd.	19,679	43,045
	Harim Holdings Co., Ltd.	17,304	90,956
	HB Technology Co., Ltd.	6,750	13,312
	HDC Holdings Co., Ltd.	26,057	199,894
	HDC Hyundai Engineering Plastics Co., Ltd.	7,950	24,563
*	Helixmith Co., Ltd.	533	29,118

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Heung-A Shipping Co., Ltd.	31,939	$6,763
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	62,484
	Hite Jinro Co., Ltd.	3,025	80,715
	Hitejinro Holdings Co., Ltd.	5,594	62,341
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	43,055
*	HLB, Inc.	1,085	85,074
	HLscience Co., Ltd.	648	29,177
*	HMM Co., Ltd.	14,297	42,477
*	HNT Electronics Co., Ltd.	9,956	15,688
*	Home Center Holdings Co., Ltd.	14,958	14,404
*	Homecast Co., Ltd.	5,319	15,565
	Hotel Shilla Co., Ltd.	7,630	533,464
	HS Industries Co., Ltd.	26,890	181,649
	HS R&A Co., Ltd.	19,658	26,263
*	HSD Engine Co., Ltd.	7,191	20,249
	Huchems Fine Chemical Corp.	11,078	159,824
*	Hugel, Inc.	160	50,200
*	Humax Co., Ltd.	6,166	17,325
	Humedix Co., Ltd.	249	4,090
*	Huneed Technologies	3,729	20,457
	Huons Co., Ltd.	1,995	79,625
	Huons Global Co., Ltd.	2,188	56,738
	Husteel Co., Ltd.	1,809	10,023
#	Huvis Corp.	5,615	25,070
	Huvitz Co., Ltd.	2,773	17,641
	Hwa Shin Co., Ltd.	11,960	22,601
	Hwacheon Machine Tool Co., Ltd.	773	19,570
	Hwail Pharm Co., Ltd.	2,785	20,689
*	Hwajin Co., Ltd.	4,139	1,949
	Hwangkum Steel & Technology Co., Ltd.	3,708	18,022
	Hwaseung Enterprise Co., Ltd.	4,866	50,248
	HwaSung Industrial Co., Ltd.	3,868	28,944
	Hy-Lok Corp.	5,324	53,123
*	Hyosung Advanced Materials Corp.	1,225	82,396
	Hyosung Chemical Corp.	872	82,574
#	Hyosung Corp.	4,440	254,058
	Hyosung TNC Co., Ltd.	1,183	126,588
*	Hyundai Bioscience Co., Ltd.	1,480	13,081
	Hyundai BNG Steel Co., Ltd.	4,399	26,004
*	Hyundai Construction Equipment Co., Ltd.	5,034	76,233
	Hyundai Corp Holdings, Inc.	2,677	21,354
	Hyundai Corp.	3,245	39,075
	Hyundai Department Store Co., Ltd.	4,872	290,693
*	Hyundai Electric & Energy System Co., Ltd.	5,670	38,385
	Hyundai Elevator Co., Ltd.	2,540	129,837
	Hyundai Engineering & Construction Co., Ltd.	19,035	551,808
	Hyundai Glovis Co., Ltd.	6,371	532,479
	Hyundai Greenfood Co., Ltd.	25,790	172,930
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	384,352
	Hyundai Home Shopping Network Corp.	2,773	163,854
	Hyundai Hy Communications & Networks Co., Ltd.	19,724	66,606
	Hyundai Livart Furniture Co., Ltd.	5,250	50,305
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	751,288
	Hyundai Mipo Dockyard Co., Ltd.	9,112	230,523
	Hyundai Mobis Co., Ltd.	5,217	737,581
	Hyundai Motor Co.	10,134	783,281
	Hyundai Motor Securities Co., Ltd.	8,272	59,898
	Hyundai Pharmaceutical Co., Ltd.	2,593	9,878
#*	Hyundai Rotem Co., Ltd.	8,570	127,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	28,570	$508,152
	Hyundai Telecommunication Co., Ltd.	3,896	19,962
	Hyundai Wia Corp.	8,717	236,162
	HyVision System, Inc.	4,057	28,066
	ICD Co., Ltd.	7,811	99,237
	IDIS Holdings Co., Ltd.	2,459	28,087
*	IHQ, Inc.	30,632	39,171
*	Il Dong Pharmaceutical Co., Ltd.	3,535	37,682
*	Iljin Electric Co., Ltd.	4,435	8,728
	Iljin Holdings Co., Ltd.	11,581	35,470
	Iljin Materials Co., Ltd.	1,238	40,588
	Ilshin Spinning Co., Ltd.	489	22,386
	Ilsung Pharmaceuticals Co., Ltd.	145	10,765
	Ilyang Pharmaceutical Co., Ltd.	980	26,419
	iMarketKorea, Inc.	6,839	56,762
	InBody Co., Ltd.	2,830	43,680
	Industrial Bank of Korea	52,598	342,643
	INITECH Co., Ltd.	3,505	12,209
	Innocean Worldwide, Inc.	1,034	49,504
	InnoWireless, Inc.	675	27,774
*	Innox Advanced Materials Co., Ltd.	1,435	43,073
*	Inscobee, Inc.	26,095	60,805
*	Insun ENT Co., Ltd.	3,661	22,078
*	Interflex Co., Ltd.	2,858	23,611
	Interojo Co., Ltd.	2,255	42,962
	Interpark Corp.	1,523	5,358
	Interpark Holdings Corp.	18,307	27,568
	INTOPS Co., Ltd.	5,178	46,616
	Inzi Controls Co., Ltd.	3,569	11,356
*	Iones Co., Ltd.	1,757	7,541
	IS Dongseo Co., Ltd.	10,012	209,485
	ISC Co., Ltd.	3,063	25,546
	i-SENS, Inc.	1,688	32,669
	ISU Chemical Co., Ltd.	4,395	42,392
	IsuPetasys Co., Ltd.	6,955	19,158
	It’s Hanbul Co., Ltd.	1,087	13,346
*	Jahwa Electronics Co., Ltd.	3,674	22,080
	JASTECH, Ltd.	1,642	12,710
*	Jayjun Cosmetic Co., Ltd.	2,056	4,939
	JB Financial Group Co., Ltd.	68,101	271,263
*	JC Hyun System, Inc.	6,173	20,196
	Jcontentree Corp.	1,184	34,099
*	Jeju Semiconductor Corp.	6,082	14,503
*	Jejuair Co., Ltd.	2,681	45,189
	Jinro Distillers Co., Ltd.	496	11,922
	Jinsung T.E.C	6,512	30,914
	JLS Co., Ltd.	2,834	14,955
	JS Corp.	1,422	8,860
	Jusung Engineering Co., Ltd.	13,164	58,582
	JVM Co., Ltd.	366	7,422
	JW Holdings Corp.	2,720	11,100
	JW Life Science Corp.	3,481	44,612
	JW Pharmaceutical Corp.	609	14,681
	JYP Entertainment Corp.	10,173	172,900
	Kakao Corp.	922	139,331
*	Kanglim Co., Ltd.	6,120	8,958
	Kangnam Jevisco Co., Ltd.	1,448	20,807
	Kangwon Land, Inc.	5,689	117,576
	KAON Media Co., Ltd.	3,877	18,801

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KB Financial Group, Inc.	34,229	$979,336
	KC Co., Ltd.	4,865	55,232
	KC Green Holdings Co., Ltd.	5,906	17,598
	KC Tech Co., Ltd.	2,444	36,154
	KCC Corp.	1,374	186,983
	KCC Engineering & Construction Co., Ltd.	3,099	15,325
*	KCC Glass Corp.	1,291	30,566
*	KEC Corp.	33,389	21,011
	KEPCO Engineering & Construction Co., Inc.	1,021	14,173
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	101,726
	Keyang Electric Machinery Co., Ltd.	8,517	19,146
#*	KEYEAST Co., Ltd.	24,548	53,691
	KG Chemical Corp.	4,841	55,230
	KG Eco Technology Service Co., Ltd.	9,233	30,888
	Kginicis Co., Ltd.	4,395	79,442
	KGMobilians Co., Ltd.	4,597	28,368
#*	KH Vatec Co., Ltd.	1,405	21,371
	Kia Motors Corp.	50,944	1,244,292
	KINX, Inc.	620	31,459
	KISCO Corp.	9,547	30,790
	KISCO Holdings Co., Ltd.	3,626	31,357
	KISWIRE, Ltd.	2,601	30,789
*	Kiwi Media Group Co., Ltd.	35,862	1,656
	KIWOOM Securities Co., Ltd.	3,341	205,114
*	KMW Co., Ltd.	6,055	301,652
	Kocom Co., Ltd.	2,542	10,326
*	Kodaco Co., Ltd.	11,316	3,822
	Koentec Co., Ltd.	5,183	41,360
	Koh Young Technology, Inc.	1,818	121,221
	Kolmar BNH Co., Ltd.	3,110	73,651
	Kolmar Korea Co., Ltd.	1,416	49,443
	Kolmar Korea Holdings Co., Ltd.	2,620	47,201
	Kolon Corp.	2,068	29,871
	Kolon Global Corp.	2,247	14,501
	Kolon Industries, Inc.	8,158	206,684
	Kolon Plastic, Inc.	1,808	5,103
	KoMiCo, Ltd.	1,570	32,077
	Korea Aerospace Industries, Ltd.	8,473	178,753
#	Korea Alcohol Industrial Co., Ltd.	5,942	77,613
	Korea Asset In Trust Co., Ltd.	32,495	64,667
	Korea Autoglass Corp.	4,404	48,139
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	20,643
*	Korea Circuit Co., Ltd.	4,852	31,556
*	Korea District Heating Corp.	936	29,541
*	Korea Electric Power Corp.	12,674	247,709
	Korea Electric Terminal Co., Ltd.	1,644	38,702
	Korea Export Packaging Industrial Co., Ltd.	855	12,874
	Korea Gas Corp.	5,196	114,762
*	Korea Information & Communications Co., Ltd.	4,537	30,392
	Korea Investment Holdings Co., Ltd.	13,070	541,115
*	Korea Line Corp.	5,318	78,535
*	Korea Materials & Analysis Corp.	6,515	7,948
	Korea Petrochemical Ind Co., Ltd.	1,853	214,914
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	138,349
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,859	465,267
	Korea United Pharm, Inc.	3,661	53,077
	Korea Zinc Co., Ltd.	982	312,113
*	Korean Air Lines Co., Ltd.	38,491	630,010
	Korean Reinsurance Co.	54,520	376,979

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kortek Corp.	4,073	$32,199
	KPX Chemical Co., Ltd.	1,222	48,771
	KRTnet Corp.	7,492	28,130
	KSS LINE, Ltd.	6,720	40,143
	KT Corp., Sponsored ADR	2,500	24,525
	KT Corp.	2,588	50,821
*	KT Hitel Co., Ltd.	4,017	18,542
	KT Skylife Co., Ltd.	13,595	88,424
	KT Submarine Co., Ltd.	4,890	16,394
	KT&G Corp.	10,024	669,277
	KTB Investment & Securities Co., Ltd.	22,459	47,493
	KTCS Corp.	8,939	12,935
	Ktis Corp.	7,637	11,904
	Kukbo Design Co., Ltd.	1,117	12,929
	Kukdo Chemical Co., Ltd.	1,153	39,513
	Kumho Industrial Co., Ltd.	5,409	35,936
	Kumho Petrochemical Co., Ltd.	8,905	561,568
*	Kumho Tire Co., Inc.	25,262	63,678
	Kumkang Kind Co., Ltd.	6,650	17,217
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	55,501
	Kwang Myung Electric Co., Ltd.	8,801	14,931
	Kyeryong Construction Industrial Co., Ltd.	3,546	46,831
	Kyobo Securities Co., Ltd.	11,524	68,517
	Kyongbo Pharmaceutical Co., Ltd.	2,380	15,097
	Kyung Dong Navien Co., Ltd.	1,287	37,748
	Kyungbang Co., Ltd.	5,808	47,766
	KyungDong City Gas Co., Ltd.	710	10,347
	KyungDong Invest Co., Ltd.	141	3,259
	Kyungdong Pharm Co., Ltd.	5,384	36,595
	Kyung-In Synthetic Corp.	5,514	31,608
	LB Semicon, Inc.	13,039	77,005
	LEADCORP, Inc. (The)	9,326	41,208
	LEENO Industrial, Inc.	2,474	181,862
*	Leenos Corp.	5,398	6,292
	LF Corp.	8,861	95,716
	LG Chem, Ltd.	2,280	708,426
	LG Corp.	16,722	850,890
*	LG Display Co., Ltd., ADR	7,000	31,500
*	LG Display Co., Ltd.	42,650	386,946
	LG Electronics, Inc.	46,957	2,113,303
	LG Hausys, Ltd.	2,888	122,865
	LG HelloVision Co., Ltd.	18,251	67,612
	LG Household & Health Care, Ltd.	791	896,991
	LG Innotek Co., Ltd.	6,171	668,581
	LG International Corp.	14,844	161,010
	LG Uplus Corp.	102,528	1,125,867
	LIG Nex1 Co., Ltd.	2,825	60,638
*	LIS Co., Ltd.	1,680	9,305
*	Liveplex Co., Ltd.	14,590	9,065
	LMS Co., Ltd.	1,405	12,321
*	Lock & Lock Co., Ltd.	4,679	42,527
*	LOT Vacuum Co., Ltd.	3,975	30,383
	Lotte Chemical Corp.	2,920	518,900
	Lotte Chilsung Beverage Co., Ltd.	1,425	127,833
	Lotte Confectionery Co., Ltd.	504	53,113
	Lotte Corp.	9,302	307,080
	LOTTE Fine Chemical Co., Ltd.	7,901	253,791
	Lotte Food Co., Ltd.	170	53,692
	LOTTE Himart Co., Ltd.	4,537	100,121

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Non-Life Insurance Co., Ltd.	38,382	$51,646
	Lotte Shopping Co., Ltd.	3,917	320,772
	LS Cable & System Asia, Ltd.	2,218	12,684
	LS Corp.	6,843	211,432
	LS Electric Co., Ltd.	6,049	194,799
*	Lumens Co., Ltd.	22,920	33,450
*	Lutronic Corp.	2,412	10,672
*	LVMC Holdings	13,199	53,903
	Macquarie Korea Infrastructure Fund	33,306	313,040
*	Macrogen, Inc.	790	22,323
	Maeil Dairies Co., Ltd.	507	33,496
	Maeil Holdings Co., Ltd.	3,729	26,485
	Mando Corp.	14,967	292,023
*	Maniker Co., Ltd.	31,924	22,018
	Mcnex Co., Ltd.	7,768	189,479
*	ME2ON Co., Ltd.	7,916	37,135
*	Medipost Co., Ltd.	780	16,915
	Medy-Tox, Inc.	1,049	99,906
	Meerecompany, Inc.	845	18,687
	MegaStudy Co., Ltd.	3,852	32,659
	MegaStudyEdu Co., Ltd.	5,139	189,760
	Meritz Financial Group, Inc.	20,620	167,113
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	330,381
	Meritz Securities Co., Ltd.	107,207	288,574
	Mi Chang Oil Industrial Co., Ltd.	191	9,414
#	MiCo, Ltd.	16,385	120,529
	Minwise Co., Ltd.	2,233	26,262
	Mirae Asset Daewoo Co., Ltd.	55,574	256,197
	Mirae Asset Life Insurance Co., Ltd.	44,124	131,107
	Miwon Commercial Co., Ltd.	265	13,393
	Miwon Specialty Chemical Co., Ltd.	850	53,240
	MK Electron Co., Ltd.	9,955	53,319
*	MNTech Co., Ltd.	7,262	15,222
*	Mobase Co., Ltd.	4,670	12,775
	Modetour Network, Inc.	1,405	15,105
	Moorim P&P Co., Ltd.	9,257	25,715
	Moorim Paper Co., Ltd.	10,458	18,835
	Motonic Corp.	5,664	33,556
	Mr Blue Corp.	3,539	23,764
	MS Autotech Co., Ltd.	5,769	25,662
*	Muhak Co., Ltd.	8,572	44,947
	Multicampus Co., Ltd.	681	17,630
	Nam Hwa Construction Co., Ltd.	2,077	24,787
	Namhae Chemical Corp.	8,559	54,987
*	Namsun Aluminum Co., Ltd.	6,789	27,330
*	Namuga Co., Ltd.	1,036	11,995
	Namyang Dairy Products Co., Ltd.	154	40,819
*	Namyeung Vivien	5,310	4,435
*	NanoenTek, Inc.	4,610	29,486
	Nasmedia Co., Ltd.	994	23,565
*	Naturecell Co., Ltd.	4,091	37,165
	NAVER Corp.	2,916	472,773
	NCSoft Corp.	344	182,268
	NeoPharm Co., Ltd.	1,610	40,762
*	Neowiz	2,740	39,274
	NEOWIZ HOLDINGS Corp.	3,257	38,228
	NEPES Corp.	10,228	244,248
*	Netmarble Corp.	462	36,307
*	Neuros Co., Ltd.	5,123	10,802

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	New Power Plasma Co., Ltd.	5,200	$13,090
	Nexen Corp.	11,324	44,035
	Nexen Tire Corp.	18,390	86,629
	NH Investment & Securities Co., Ltd.	43,870	349,107
#*	NHN Corp.	1,965	123,043
	NHN KCP Corp.	3,853	122,186
	NICE Holdings Co., Ltd.	9,644	158,003
	Nice Information & Telecommunication, Inc.	3,138	76,536
	NICE Information Service Co., Ltd.	13,197	190,322
	NICE Total Cash Management Co., Ltd.	8,267	40,725
*	NK Co., Ltd.	23,922	17,083
	Nong Shim Holdings Co., Ltd.	1,008	61,656
	Nong Woo Bio Co., Ltd.	4,537	38,377
	NongShim Co., Ltd.	823	199,502
	Noroo Holdings Co., Ltd.	946	7,270
	NOROO Paint & Coatings Co., Ltd.	2,394	15,179
	NPC	3,679	10,976
	NS Shopping Co., Ltd.	5,600	35,599
	Nuri Telecom Co., Ltd.	2,417	11,236
*	OCI Co., Ltd.	7,075	232,186
	Opto Device Technology Co., Ltd.	4,785	15,499
	OptoElectronics Solutions Co., Ltd.	1,454	46,846
	OPTRON-TEC, Inc.	7,896	31,210
	Orion Corp.	660	67,595
	Orion Holdings Corp.	10,473	121,480
*	Osstem Implant Co., Ltd.	3,792	102,280
*	Osung Advanced Materials Co., Ltd.	14,883	29,544
	Ottogi Corp.	65	29,069
	Paik Kwang Industrial Co., Ltd.	8,901	20,348
*	Pan Ocean Co., Ltd.	91,797	259,706
	Pan-Pacific Co., Ltd.	10,094	18,219
	Paradise Co., Ltd.	9,127	118,385
	Partron Co., Ltd.	14,316	94,837
*	Paru Co., Ltd.	4,569	9,207
*	Pearl Abyss Corp.	1,357	214,635
	Pharma Research Products Co., Ltd.	626	21,799
*	Pharmicell Co., Ltd.	3,390	52,880
*	PNE Solution Co., Ltd.	1,805	19,392
*	Pobis TNC Co., Ltd.	10,917	14,723
	Poongsan Corp.	9,909	171,766
	Poongsan Holdings Corp.	2,022	47,924
	POSCO, Sponsored ADR	11,313	420,957
	POSCO	5,988	904,819
	POSCO Chemical Co., Ltd.	2,417	103,309
	POSCO Coated & Color Steel Co., Ltd.	227	2,187
	Posco ICT Co., Ltd.	13,262	48,178
	Posco International Corp.	26,084	303,183
	Posco M-Tech Co., Ltd.	8,384	26,997
	Power Logics Co., Ltd.	15,187	85,890
	Protec Co., Ltd.	2,671	31,287
	PSK, Inc.	5,465	84,078
	Pulmuone Co., Ltd.	7,670	76,439
	Pungkuk Alcohol Industry Co., Ltd.	731	11,002
	Pyeong Hwa Automotive Co., Ltd.	4,745	26,164
*	Redrover Co., Ltd.	23,349	4,384
	Reyon Pharmaceutical Co., Ltd.	1,497	17,107
	RFHIC Corp.	897	28,292
*	RFTech Co., Ltd.	4,695	23,634
	S Net Systems, Inc.	3,651	19,835

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S&S Tech Corp.	3,957	$67,998
	S&T Dynamics Co., Ltd.	5,786	25,906
	S&T Holdings Co., Ltd.	3,716	43,586
	S&T Motiv Co., Ltd.	4,395	130,179
*	S.Y. Co., Ltd.	3,038	10,499
	S-1 Corp.	4,169	296,580
	Sajo Industries Co., Ltd.	1,127	29,535
	Sajodaerim Corp.	4,017	47,102
	Sam Chun Dang Pharm Co., Ltd.	1,284	32,388
*	SAM KANG M&T Co., Ltd.	6,234	14,871
	Sam Young Electronics Co., Ltd.	7,143	42,806
	Sam Yung Trading Co., Ltd.	3,582	39,885
	Sambo Corrugated Board Co., Ltd.	727	4,810
*	Sambo Motors Co., Ltd.	5,206	17,153
*	Sambon Electronics Co., Ltd.	12,547	16,572
*	Sambu Engineering & Construction Co., Ltd.	49,853	32,078
	Samchully Co., Ltd.	644	39,178
	Samho Development Co., Ltd.	8,173	33,924
	Samho International Co., Ltd.	1,716	31,752
	SAMHWA Paints Industrial Co., Ltd.	4,214	17,389
	Samick Musical Instruments Co., Ltd.	36,753	43,945
	Samick THK Co., Ltd.	3,397	32,097
	Samji Electronics Co., Ltd.	3,286	24,576
	Samjin LND Co., Ltd.	8,627	13,897
	Samjin Pharmaceutical Co., Ltd.	4,150	86,498
*	Samkee Automotive Co., Ltd.	9,415	13,596
	Samkwang Glass Co., Ltd.	1,543	36,973
	Sammok S-Form Co., Ltd.	5,091	30,250
	SAMPYO Cement Co., Ltd.	17,261	49,840
*	Samsung Biologics Co., Ltd.	144	68,786
	Samsung C&T Corp.	3,718	325,564
	Samsung Card Co., Ltd.	7,651	189,180
	Samsung Electro-Mechanics Co., Ltd.	8,574	801,591
	Samsung Electronics Co., Ltd.	661,530	27,200,477
*	Samsung Engineering Co., Ltd.	42,242	398,682
	Samsung Fire & Marine Insurance Co., Ltd.	6,790	1,064,891
*	Samsung Heavy Industries Co., Ltd.	156,038	548,495
	Samsung Life Insurance Co., Ltd.	10,891	441,681
*	Samsung Pharmaceutical Co., Ltd.	11,337	37,211
	Samsung Publishing Co., Ltd.	1,330	26,547
	Samsung SDI Co., Ltd.	743	175,523
	Samsung SDS Co., Ltd.	1,616	215,580
	Samsung Securities Co., Ltd.	17,973	445,341
	SAMT Co., Ltd.	33,156	53,834
	Samwha Capacitor Co., Ltd.	3,391	135,601
	Samyang Corp.	1,345	43,628
	Samyang Foods Co., Ltd.	1,333	109,982
	Samyang Holdings Corp.	1,645	67,622
	Samyang Tongsang Co., Ltd.	608	26,873
	Sang-A Frontec Co., Ltd.	1,725	19,078
	Sangsangin Co., Ltd.	17,827	114,867
	Sangsin Brake	5,178	11,725
	Sangsin Energy Display Precision Co., Ltd.	2,886	14,424
	SaraminHR Co., Ltd.	2,179	45,524
	SAVEZONE I&C Corp.	7,852	14,784
*	SBS Media Holdings Co., Ltd.	14,920	23,485
*	SBW	61,895	48,492
*	S-Connect Co., Ltd.	29,904	50,480
	Seah Besteel Corp.	6,421	49,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	668	$21,816
	SeAH Steel Holdings Corp.	745	17,659
	Sebang Co., Ltd.	5,642	43,443
	Sebang Global Battery Co., Ltd.	3,462	82,175
	Sebo Manufacturing Engineer Corp.	3,087	13,067
#	Seegene, Inc.	4,205	316,711
	Sejong Industrial Co., Ltd.	5,251	18,123
*	Sejong Telecom, Inc.	135,194	38,755
	Sekonix Co., Ltd.	8,087	31,760
	S-Energy Co., Ltd.	3,217	8,964
*	Seobu T&D	13,398	61,641
	Seohan Co., Ltd.	37,879	31,690
	Seohee Construction Co., Ltd.	74,915	64,243
	Seojin System Co., Ltd.	4,350	94,107
*	Seoul Auction Co., Ltd.	1,148	4,193
	Seoul Semiconductor Co., Ltd.	16,261	176,597
#	Seowon Co., Ltd.	9,326	22,976
	SEOWONINTECH Co., Ltd.	3,132	13,931
	Seoyon Co., Ltd.	5,803	17,843
	Seoyon E-Hwa Co., Ltd.	6,608	19,035
*	Sewon Cellontech Co., Ltd.	6,708	14,300
	SEWOONMEDICAL Co., Ltd.	3,757	9,595
	SFA Engineering Corp.	10,342	298,140
*	SFA Semicon Co., Ltd.	47,418	204,732
*	SG Corp.	32,481	17,892
*	SG&G Corp.	6,213	6,865
*	SH Energy & Chemical Co., Ltd.	26,194	19,176
*	Shin Poong Pharmaceutical Co., Ltd.	3,275	44,699
	Shindaeyang Paper Co., Ltd.	852	42,715
	Shinhan Financial Group Co., Ltd.	48,918	1,240,189
	Shinhan Financial Group Co., Ltd., ADR	2,400	61,248
	Shinil Electronics Co., Ltd.	16,283	26,020
	Shinsegae Engineering & Construction Co., Ltd.	1,276	25,619
	Shinsegae Food Co., Ltd.	604	30,093
	Shinsegae Information & Communication Co., Ltd.	458	42,571
	Shinsegae International, Inc.	326	58,310
	Shinsegae, Inc.	2,377	515,676
*	Shinsung E&G Co., Ltd.	18,108	13,036
*	Shinsung Tongsang Co., Ltd.	23,223	21,253
	Shinwha Intertek Corp.	10,450	20,745
*	Shinwon Corp.	22,158	30,143
	Shinyoung Securities Co., Ltd.	2,250	85,023
	SHOWBOX Corp.	11,923	28,225
*	Signetics Corp.	17,051	10,146
	SIGONG TECH Co., Ltd.	2,357	10,561
	Silicon Works Co., Ltd.	1,734	42,945
	Silla Co., Ltd.	3,447	28,908
	SIMMTECH Co., Ltd.	13,854	108,450
	SIMPAC, Inc.	9,536	18,117
	Sindoh Co., Ltd.	2,160	48,961
	SK Bioland Co., Ltd.	3,121	61,445
	SK Chemicals Co., Ltd.	2,183	138,900
	SK D&D Co., Ltd.	1,460	29,245
	SK Discovery Co., Ltd.	6,515	135,064
	SK Gas, Ltd.	1,661	104,848
	SK Holdings Co., Ltd.	4,029	601,393
	SK Hynix, Inc.	79,671	5,482,763
	SK Innovation Co., Ltd.	6,591	531,694
	SK Materials Co., Ltd.	1,223	158,639

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Networks Co., Ltd.	72,535	$321,556
	SK Securities Co., Ltd.	195,298	103,757
	SK Telecom Co., Ltd.	1,056	183,553
	SKC Co., Ltd.	6,532	266,533
*	SKC Solmics Co., Ltd.	14,915	35,862
	SKCKOLONPI, Inc.	4,953	134,074
	SL Corp.	5,505	60,151
*	SM Culture & Contents Co., Ltd.	19,023	24,714
*	SM Entertainment Co., Ltd.	2,671	61,084
*	S-MAC Co., Ltd.	40,541	44,008
*	SMEC Co., Ltd.	5,759	8,592
*	SNU Precision Co., Ltd.	3,896	9,709
	S-Oil Corp.	4,942	283,744
*	Solborn, Inc.	4,032	12,163
*	Solid, Inc.	6,762	31,654
	Songwon Industrial Co., Ltd.	7,973	94,328
	Soulbrain Co., Ltd.	5,402	325,133
	SPC Samlip Co., Ltd.	717	42,172
	SPG Co., Ltd.	5,210	22,639
	Spigen Korea Co., Ltd.	1,063	37,987
	Ssangyong Cement Industrial Co., Ltd.	45,960	193,482
#*	Ssangyong Motor Co.	27,434	35,078
*	ST Pharm Co., Ltd.	1,443	38,948
	Suheung Co., Ltd.	1,837	66,831
	Sun Kwang Co., Ltd.	1,942	23,203
*	SundayToz Corp.	801	12,446
	Sung Bo Chemicals Co., Ltd.	5,041	16,613
	Sung Kwang Bend Co., Ltd.	9,320	48,250
*	Sungchang Enterprise Holdings, Ltd.	23,155	29,218
	Sungdo Engineering & Construction Co., Ltd.	5,057	13,803
	Sungshin Cement Co., Ltd.	6,391	41,441
	Sungwoo Hitech Co., Ltd.	30,887	74,708
	Sunjin Co., Ltd.	4,911	34,213
*	Suprema HQ, Inc.	570	2,116
*	Suprema, Inc.	529	14,930
*	Synergy Innovation Co., Ltd.	6,588	8,885
*	Synopex, Inc.	18,521	40,670
	Systems Technology, Inc.	3,867	51,113
	Tae Kyung Industrial Co., Ltd.	6,193	23,414
	Taekwang Industrial Co., Ltd.	162	106,406
*	Taewoong Co., Ltd.	5,246	24,915
	Taeyoung Engineering & Construction Co., Ltd.	21,354	253,017
*	Taihan Electric Wire Co., Ltd.	11,757	6,204
*	Taihan Fiberoptics Co., Ltd.	3,210	8,723
*	Taihan Textile Co., Ltd.	2,141	34,585
	Tailim Packaging Co., Ltd.	6,595	21,333
	TechWing, Inc.	4,186	52,577
*	Telcon RF Pharmaceutical, Inc.	5,754	23,586
	TES Co., Ltd.	1,400	22,968
*	Theragen Etex Co., Ltd.	1,772	15,689
*	Thinkware Systems Corp.	2,160	11,667
*	TK Chemical Corp.	10,111	17,984
	TK Corp.	8,187	48,525
	Tokai Carbon Korea Co., Ltd.	1,461	86,611
	Tongyang Life Insurance Co., Ltd.	18,908	45,969
	Tongyang, Inc.	65,030	66,986
	Top Engineering Co., Ltd.	7,019	52,433
	Toptec Co., Ltd.	2,009	33,878
	Tovis Co., Ltd.	5,714	33,368

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	2,480	$36,595
*	Tuksu Construction Co., Ltd.	4,579	30,252
*	T’way Holdings, Inc.	21,014	23,982
	UBCare Co., Ltd.	5,232	31,001
	Ubiquoss, Inc.	666	15,760
	UIL Co., Ltd.	4,913	17,080
	Uju Electronics Co., Ltd.	2,705	32,023
*	Uni-Chem Co., Ltd.	14,391	18,634
	Unick Corp.	2,721	14,133
	Unid Co., Ltd.	2,127	75,495
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	24,988
	Uniquest Corp.	3,608	18,507
	UniTest, Inc.	7,073	74,821
	UTI, Inc.	4,123	61,513
	Value Added Technology Co., Ltd.	2,552	53,337
*	Viatron Technologies, Inc.	3,044	18,022
	Vieworks Co., Ltd.	1,617	46,791
	Visang Education, Inc.	2,929	18,418
	Vitzrocell Co., Ltd.	1,842	21,056
*	VT GMP Co., Ltd.	4,452	39,524
*	W Holding Co., Ltd.	36,772	9,503
*	Webzen, Inc.	4,379	59,842
*	Wellbiotec Co., Ltd.	7,920	12,673
	Wemade Co., Ltd.	967	18,967
	Whanin Pharmaceutical Co., Ltd.	3,091	37,575
*	WillBes & Co. (The)	38,956	47,742
	Winix, Inc.	3,912	59,801
*	Winpac, Inc.	11,956	17,535
	WiSoL Co., Ltd.	11,563	98,330
*	WIZIT Co., Ltd.	16,810	8,557
*	Wonik Holdings Co., Ltd.	19,365	60,300
*	WONIK IPS Co., Ltd.	1,374	31,387
	Wonik Materials Co., Ltd.	2,336	46,242
*	Wonik QnC Corp.	1,340	14,088
	Woojin, Inc.	3,421	9,796
*	Woongjin Energy Co., Ltd.	4,471	629
	Woori Financial Group, Inc.	92,304	639,246
*	Woori Investment Bank Co., Ltd.	59,427	28,422
*	Woori Technology Investment Co., Ltd.	19,335	40,820
*	Woori Technology, Inc.	10,028	6,761
*	Wooridul Pharmaceutical, Ltd.	2,862	15,672
	Woorison F&G Co., Ltd.	11,019	19,240
	Woory Industrial Co., Ltd.	2,626	38,923
*	Wooshin Systems Co., Ltd.	3,007	8,152
*	Woosu AMS Co., Ltd.	8,567	28,746
	WooSung Feed Co., Ltd.	6,316	16,394
*	Woowon Development Co., Ltd.	4,128	23,945
	Y G-1 Co., Ltd.	9,561	38,602
*	YeaRimDang Publishing Co., Ltd.	10,331	21,307
*	YG Entertainment, Inc.	1,090	26,591
	Yonwoo Co., Ltd.	1,289	20,384
	Yoosung Enterprise Co., Ltd.	3,387	7,034
	YooSung T&S Co., Ltd.	4,450	9,017
	Youlchon Chemical Co., Ltd.	2,627	32,562
	Young Poong Corp.	243	104,348
	Young Poong Precision Corp.	5,214	28,823
	Youngone Corp.	8,569	192,107
	Youngone Holdings Co., Ltd.	3,180	107,395
*	Yuanta Securities Korea Co., Ltd.	54,168	114,812

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuhan Corp.	4,045	$157,150
*	Yungjin Pharmaceutical Co., Ltd.	10,091	41,241
*	Yuyang DNU Co., Ltd.	23,863	23,893
	Zeus Co., Ltd.	2,774	21,830

TOTAL SOUTH KOREA			119,769,414

SPAIN — (1.5%)
	Acciona SA	14,249	1,412,286
	Acerinox SA	89,597	674,948
	ACS Actividades de Construccion y Servicios SA	42,980	1,074,776
	Aena SME SA	8,581	1,086,229
	Alantra Partners SA	733	9,176
	Almirall SA	7,005	90,339
	Amadeus IT Group SA	51,006	2,434,641
*	Amper SA	289,548	53,834
	Applus Services SA	78,824	517,145
	Atresmedia Corp. de Medios de Comunicacion SA	40,947	106,006
	Azkoyen SA	6,948	44,324
	Banco Bilbao Vizcaya Argentaria SA	481,436	1,573,706
	Banco de Sabadell SA	2,844,952	1,179,506
	Banco Santander SA	1,223,077	2,732,827
#	Banco Santander SA, Sponsored ADR	62,922	136,542
*	Banco Santander SA	112,382	242,474
#	Bankia SA	620,771	631,721
	Bankinter SA	188,255	777,158
	Befesa S.A	982	31,023
	Bolsas y Mercados Espanoles SHMSF SA	42,561	1,552,983
	CaixaBank SA	614,424	1,105,426
	Cellnex Telecom SA	21,525	1,125,860
	Cia de Distribucion Integral Logista Holdings SA	24,479	436,957
	CIE Automotive SA	19,308	336,389
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	213,158
	Ebro Foods SA	24,428	519,851
*	eDreams ODIGEO SA	19,877	46,638
	Elecnor SA	10,479	95,662
	Enagas SA	99,393	2,320,003
#	Ence Energia y Celulosa SA	51,136	164,344
	Endesa SA	37,612	834,241
#	Ercros SA	69,456	195,786
	Euskaltel SA	38,038	303,191
	Faes Farma SA	119,899	524,258
	Ferrovial SA	11,553	289,298
*	Fluidra SA	13,851	154,351
	Fomento de Construcciones y Contratas SA	15,941	151,400
*	Global Dominion Access SA	61,555	189,377
	Grifols SA	34,673	1,183,281
	Grupo Catalana Occidente SA	12,112	235,390
#*	Grupo Empresarial San Jose SA	5,388	26,660
	Iberdrola S.A	547,344	5,444,852
*	Indra Sistemas SA	57,644	497,118
	Industria de Diseno Textil SA	84,103	2,154,079
	Laboratorios Farmaceuticos Rovi SA	1,221	34,813
	Liberbank SA	886,100	177,230
	Mapfre SA	267,145	490,210
*	Masmovil Ibercom SA	19,400	366,307
	Mediaset Espana Comunicacion SA	89,514	320,755
	Melia Hotels International SA	48,424	222,199
	Miquel y Costas & Miquel SA	12,924	161,547
	Naturgy Energy Group SA	71,603	1,265,045

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Obrascon Huarte Lain SA	47,065	$37,914
#*	Pharma Mar SA	42,344	253,164
*	Promotora de Informaciones SA, Class A	117,341	77,535
	Prosegur Cia de Seguridad SA	114,510	252,541
*	Quabit Inmobiliaria SA	42,123	20,230
*	Realia Business SA	44,100	35,392
	Red Electrica Corp. SA	58,838	1,035,659
	Repsol SA, Sponsored ADR	232	2,089
	Repsol SA	216,727	1,967,196
	Sacyr S.A	142,386	267,041
	Siemens Gamesa Renewable Energy SA	19,238	286,179
*	Solaria Energia y Medio Ambiente SA	15,503	158,183
*	Talgo SA	27,817	134,665
*	Tecnicas Reunidas SA	8,714	133,536
	Telefonica SA, Sponsored ADR	6,481	29,553
	Telefonica SA	400,396	1,830,804
	Tubacex SA	32,678	48,998
	Unicaja Banco SA	407,078	220,261
	Vidrala SA	8,756	784,349
	Viscofan SA	23,792	1,524,787
	Vocento SA	5,805	4,877
	Zardoya Otis SA	55,531	386,471

TOTAL SPAIN			47,438,744

SWEDEN — (1.9%)
	AAK AB	9,365	152,967
	AcadeMedia AB	40,463	209,050
*	Adapteo Oyj	19,462	139,557
#	AddLife AB, Class B	4,174	132,169
	AddNode Group AB	7,440	127,899
	AddTech AB, Class B	21,521	583,447
*	AF POYRY AB	25,821	469,118
*	Alfa Laval AB	71,422	1,334,658
#	Alimak Group AB	11,144	119,722
*	Arise AB	2,960	10,373
	Arjo AB, Class B	100,495	496,342
	Assa Abloy AB, Class B	20,915	374,419
	Atlas Copco AB, Class A	43,228	1,489,830
	Atlas Copco AB, Class B	25,121	777,039
	Atrium Ljungberg AB, Class B	12,573	174,242
*	Attendo AB	43,919	166,915
	Avanza Bank Holding AB	32,635	394,290
	Axfood AB	17,325	368,552
	BE Group AB	696	2,036
	Beijer Alma AB	20,027	191,074
	Beijer Electronics Group AB	9,101	35,398
	Beijer Ref AB	17,626	362,170
	Bergman & Beving AB	13,733	80,913
	Besqab AB	1,464	14,604
	Betsson AB	77,995	439,517
	Bilia AB, Class A	44,791	303,763
	BillerudKorsnas AB	98,246	1,238,588
	BioArctic AB	6,119	43,020
	BioGaia AB, Class B	5,910	284,788
	Biotage AB	13,807	170,677
	Bjorn Borg AB	11,408	13,648
#	Boliden AB	98,291	1,981,291
	Bonava AB, Class B	38,700	187,572
*	Bravida Holding AB	31,771	256,515

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Bufab AB	14,774	$119,101
#*	Bulten AB	5,345	27,893
	Bure Equity AB	26,553	484,828
*	Byggmax Group AB	33,815	145,925
	Castellum AB	19,879	348,674
	Catena AB	5,700	181,372
*	Cavotec SA	12,443	20,626
	Clas Ohlson AB, Class B	10,924	95,873
*	Cloetta AB, Class B	103,165	237,567
#*	Collector AB	4,634	7,122
	Coor Service Management Holding AB	6,606	43,476
	Corem Property Group AB, Class B	16,942	32,606
	Dios Fastigheter AB	27,940	172,048
*	Dometic Group AB	156,260	1,044,340
*	Doro AB	11,734	38,883
	Duni AB	13,942	114,420
	Dustin Group AB	28,097	143,404
	Eastnine AB	8,099	92,566
	Elanders AB, Class B	2,784	14,214
	Electrolux AB, Class B	71,713	980,593
#*	Electrolux Professional AB, Class B	71,713	165,101
	Elekta AB, Class B	33,319	302,716
#*	Eltel AB	29,981	60,889
*	Enea AB	5,103	69,015
	Epiroc AB, Class A	60,137	601,828
	Epiroc AB, Class B	30,082	296,792
*	Essity AB, Class A	2,277	73,808
*	Essity AB, Class B	48,104	1,558,250
	Evolution Gaming Group AB	12,068	552,673
	eWork Group AB	2,020	13,160
	Fabege AB	25,874	306,501
	Fagerhult AB	18,220	70,432
#*	Fastighets AB Balder, Class B	10,150	401,100
#	FastPartner AB, Class A	7,965	56,567
#*	Fingerprint Cards AB, Class B	33,245	52,258
	Getinge AB, Class B	28,116	538,908
	Granges AB	52,065	380,432
*	Gunnebo AB	20,442	36,392
	Haldex AB	18,099	65,667
	Heba Fastighets AB, Class B	3,227	28,036
#	Hennes & Mauritz AB, Class B	73,463	1,004,209
	Hexagon AB, Class B	12,609	618,748
#*	Hexpol AB	81,515	585,623
	HIQ International AB	18,807	77,753
#*	HMS Networks AB	3,451	59,444
*	Hoist Finance AB	27,317	75,231
	Holmen AB, Class B	13,019	373,517
	Hufvudstaden AB, Class A	16,447	210,744
	Humana AB	5,141	21,896
	Husqvarna AB, Class A	6,466	39,930
	Husqvarna AB, Class B	102,338	615,797
	ICA Gruppen AB	13,136	574,771
	Indutrade AB	18,684	600,671
#*	International Petroleum Corp.	24,508	38,207
#	Intrum AB	24,275	370,032
	Inwido AB	29,409	169,066
*	ITAB Shop Concept AB, Class B	6,100	7,058
	JM AB	23,343	432,600
	Kindred Group P.L.C.	70,894	335,704

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Klovern AB, Class B	126,359	$170,682
*	KNOW IT AB	16,180	237,792
	Kungsleden AB	50,641	385,654
	Lagercrantz Group AB, Class B	19,630	271,629
#	Lifco AB, Class B	4,400	207,978
	Lindab International AB	36,336	332,946
	Loomis AB, Class B	47,522	1,158,859
	Lundin Energy AB	16,381	421,468
*	Medivir AB, Class B	4,452	7,430
#*	Mekonomen AB	18,686	96,772
#	Millicom International Cellular SA	25,021	650,198
*	Modern Times Group MTG AB, Class B	35,939	361,567
	Momentum Group AB, Class B	11,880	108,151
	Mycronic AB	20,214	337,668
	NCC AB, Class B	21,254	324,013
*	Nederman Holding AB	851	9,310
	New Wave Group AB, Class B	25,425	76,791
	Nibe Industrier AB, Class B	15,333	286,064
	Nobia AB	70,790	264,679
	Nobina AB	51,787	282,397
	Nolato AB, Class B	6,962	365,919
	Nordic Entertainment Group AB, Class B	16,556	392,401
	Nordic Waterproofing Holding A.S.	11,053	95,839
	NP3 Fastigheter AB	13,058	106,733
*	Nyfosa AB	41,855	256,271
*	OEM International AB, Class B	1,210	25,065
*	Pandox AB	28,379	300,707
	Peab AB, Class B	106,789	813,512
	Platzer Fastigheter Holding AB, Class B	7,438	57,108
	Pricer AB, Class B	56,354	113,454
	Proact IT Group AB	5,567	71,481
*	Qliro Group AB	45,419	20,497
*	Ratos AB, Class B	119,788	283,550
#*	RaySearch Laboratories AB	6,442	48,973
	Recipharm AB, Class B	23,490	279,093
	Resurs Holding AB	53,508	196,884
	Rottneros AB	37,562	36,611
#*	Saab AB, Class B	22,869	521,644
#	Sagax AB, Class B	20,168	218,342
	Samhallsbyggnadsbolaget i Norden AB	209,426	405,565
*	Sandvik AB	81,791	1,258,225
#*	SAS AB	178,310	166,721
	Scandi Standard AB	26,009	170,036
#	Scandic Hotels Group AB	28,508	130,612
	Sectra AB, Class B	6,510	276,727
#	Securitas AB, Class B	68,998	816,398
*	Semcon AB	7,306	40,778
#*	Sensys Gatso Group AB	93,608	10,867
	Sintercast AB	2,035	26,159
	Skandinaviska Enskilda Banken AB, Class A	130,346	1,073,068
#	Skandinaviska Enskilda Banken AB, Class C	2,149	19,200
*	Skanska AB, Class B	81,113	1,543,233
	SKF AB, Class A	3,644	57,505
	SKF AB, Class B	108,359	1,710,296
#	SkiStar AB	24,236	225,136
*	SSAB AB, Class A	2,266	5,509
#*	SSAB AB, Class A	76,315	183,317
*	SSAB AB, Class B, Share, Class B	12,844	29,618
*	SSAB AB, Class B	211,576	488,996

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Svenska Cellulosa AB SCA, Class A	4,431	$47,516
*	Svenska Cellulosa AB SCA, Class B	109,277	1,159,070
#*	Svenska Handelsbanken AB, Class A	118,012	1,077,135
#*	Svenska Handelsbanken AB, Class B	3,513	35,060
	Sweco AB, Class B	7,615	260,163
	Swedbank AB, Class A	72,174	854,117
	Swedish Match AB	9,222	569,887
#*	Swedish Orphan Biovitrum AB	19,173	367,338
	Systemair AB	3,698	52,229
	Tele2 AB, Class B	31,373	404,548
	Telefonaktiebolaget LM Ericsson, Class A	1,788	16,888
	Telefonaktiebolaget LM Ericsson, Class B	82,205	702,290
#	Telia Co. AB	307,090	1,067,740
	Thule Group AB	26,387	492,034
*	Trelleborg AB, Class B	79,280	1,009,545
	Troax Group AB	14,558	166,753
*	VBG Group AB, Class B	736	10,158
	Vitrolife AB	10,485	190,256
	Volvo AB, Class A	37,610	480,780
	Volvo AB, Class B	272,897	3,497,056
	Wallenstam AB, Class B	37,250	386,298
	Wihlborgs Fastigheter AB	29,594	422,282

TOTAL SWEDEN			61,416,461

SWITZERLAND — (5.4%)
	ABB, Ltd.	150,336	2,853,719
	Adecco Group AG	59,457	2,601,880
*	Alcon, Inc.	34,155	1,803,694
*	Alcon, Inc.	37,996	2,005,315
	Allreal Holding AG	8,340	1,549,087
	ALSO Holding AG	2,341	481,603
*	ams AG	64,780	850,358
	APG SGA SA	491	90,057
#*	Arbonia AG	26,347	223,403
*	Aryzta AG	522,808	212,429
*	Ascom Holding AG	13,667	103,652
#*	Autoneum Holding AG	1,342	117,965
	Bachem Holding AG, Class B	653	154,258
	Baloise Holding AG	14,494	2,168,555
	Banque Cantonale de Geneve	767	144,690
	Banque Cantonale Vaudoise	1,741	1,537,251
	Barry Callebaut AG	640	1,253,138
	Belimo Holding AG	80	532,608
*	Bell Food Group AG	1,009	257,683
	Bellevue Group AG	5,452	122,578
	Berner Kantonalbank AG	2,293	534,636
	BKW AG	5,841	473,798
#	Bobst Group SA	5,079	253,530
	Bossard Holding AG, Class A	3,940	491,407
	Bucher Industries AG	3,602	1,015,890
	Burckhardt Compression Holding AG	883	179,170
	Burkhalter Holding AG	1,875	121,387
	Calida Holding AG	2,606	80,134
#	Carlo Gavazzi Holding AG	249	46,540
	Cembra Money Bank AG	11,361	1,080,066
	Chocoladefabriken Lindt & Spruengli AG	14	1,175,389
	Cicor Technologies, Ltd.	1,175	46,058
	Cie Financiere Richemont SA	40,544	2,300,200
	Cie Financiere Tradition SA	908	106,316

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Clariant AG	97,282	$1,798,330
	Coltene Holding AG	2,199	146,890
	Conzzeta AG	651	557,938
	Credit Suisse Group AG	172,760	1,577,409
	Credit Suisse Group AG, Sponsored ADR	96,272	870,301
	Daetwyler Holding AG	3,169	543,107
	DKSH Holding AG	17,279	972,996
	dormakaba Holding AG	982	490,058
*	Dottikon Es Holding AG	65	50,232
#	Dufry AG	13,713	449,039
#	EFG International AG	55,885	347,004
	Emmi AG	1,034	949,783
	EMS-Chemie Holding AG	1,057	683,532
#	Feintool International Holding AG	1,181	57,867
#	Fenix Outdoor International AG	1,057	84,513
*	Flughafen Zurich AG	10,706	1,323,976
	Forbo Holding AG	475	637,924
	Galenica AG	3,960	283,577
#*	GAM Holding AG	100,101	210,153
	Geberit AG	5,062	2,263,741
	Georg Fischer AG	2,345	1,750,070
#	Givaudan SA	314	1,052,931
	Gurit Holding AG	219	312,311
	Helvetia Holding AG	18,222	1,661,036
*	Hiag Immobilien Holding AG	1,172	107,308
*	HOCHDORF Holding AG	378	25,043
	Huber & Suhner AG	7,580	484,053
	Implenia AG	8,365	342,146
	Inficon Holding AG	821	554,962
	Interroll Holding AG	243	462,031
	Intershop Holding AG	364	186,864
	Investis Holding SA	981	83,114
	IWG P.L.C.	307,958	920,897
	Julius Baer Group, Ltd.	68,994	2,709,750
	Jungfraubahn Holding AG	732	100,118
	Kardex AG	5,204	751,584
#*	Komax Holding AG	1,351	195,958
#	Kudelski SA	13,192	46,532
	Kuehne + Nagel International AG	6,968	996,718
	LafargeHolcim, Ltd.	79,785	3,313,707
	LafargeHolcim, Ltd.	6,741	281,891
	Landis & Gyr Group AG	1,754	118,448
*	Lastminute.com NV	1,562	34,314
	LEM Holding SA	135	174,587
	Liechtensteinische Landesbank AG	5,927	337,813
	Logitech International SA	14,863	715,850
	Logitech International SA	27,599	1,332,480
	Lonza Group AG	4,903	2,140,971
	Luzerner Kantonalbank AG	1,367	554,884
*	Meier Tobler Group AG	1,320	16,593
	Metall Zug AG	79	149,344
#*	Meyer Burger Technology AG	24,599	6,249
*	Mikron Holding AG	2,756	13,707
	Mobilezone Holding AG	16,695	147,842
	Mobimo Holding AG	3,795	1,046,100
	Nestle SA	285,492	30,236,463
	Novartis AG, Sponsored ADR	20,738	1,757,131
	Novartis AG	114,537	9,774,410
	OC Oerlikon Corp. AG	94,595	710,412

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Orascom Development Holding AG	6,059	$52,382
	Orior AG	2,610	216,803
	Partners Group Holding AG	2,148	1,692,710
	Phoenix Mecano AG	337	128,905
	Plazza AG, Class A	322	93,144
	PSP Swiss Property AG	11,236	1,305,256
	Rieter Holding AG	1,861	181,520
	Roche Holding AG CH0012032048	58,789	20,358,475
	Roche Holding AG CH0012032113	2,616	908,552
	Romande Energie Holding SA	61	66,251
	Schaffner Holding AG	112	18,581
	Schindler Holding AG	5,136	1,104,473
#*	Schmolz + Bickenbach AG	255,787	48,001
	Schweiter Technologies AG	571	566,522
	SFS Group AG	9,124	721,995
	SGS SA	757	1,707,566
	Siegfried Holding AG	1,686	768,502
	SIG Combibloc Group AG	52,974	858,007
	Sika AG	19,260	3,185,780
	Sonova Holding AG	7,465	1,348,281
	St Galler Kantonalbank AG	1,344	580,335
#	Straumann Holding AG	489	372,045
	Sulzer AG	10,188	720,591
	Sunrise Communications Group AG	27,994	2,242,362
	Swatch Group AG (The)	6,411	1,286,442
	Swatch Group AG (The)	11,930	463,807
	Swiss Life Holding AG	6,095	2,161,428
	Swiss Prime Site AG	25,105	2,390,159
#	Swiss Re AG	40,982	2,978,010
	Swisscom AG	5,227	2,715,907
	Swissquote Group Holding SA	4,221	274,116
#	Temenos AG	15,969	2,069,286
	Thurgauer Kantonalbank	480	51,441
#*	Tornos Holding AG	3,541	15,732
	TX Group AG	1,199	79,770
#	u-blox Holding AG	3,573	250,268
	UBS Group AG	273,265	2,925,983
*	UBS Group AG	14,105	151,770
	Valiant Holding AG	5,043	487,125
#*	Valora Holding AG	1,777	319,199
#	Varia US Properties AG	573	21,866
	VAT Group AG	3,851	635,574
	Vaudoise Assurances Holding SA	532	259,204
	Vetropack Holding AG	97	285,595
	Vifor Pharma AG	12,142	1,821,591
	Vontobel Holding AG	18,204	945,344
	VP Bank AG	1,871	247,396
	VZ Holding AG	3,945	275,400
	Walliser Kantonalbank	123	13,679
	Warteck Invest AG	23	48,994
#	Ypsomed Holding AG	1,038	136,145
	Zehnder Group AG	4,844	189,820
	Zueblin Immobilien Holding AG	454	14,047
	Zug Estates Holding AG, Class B	34	67,816
	Zuger Kantonalbank AG	25	163,047
	Zurich Insurance Group AG	11,780	3,734,900

TOTAL SWITZERLAND			173,601,336

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (4.9%)
	Sino American Electronic Co.	7,672	$0
	ABC Taiwan Electronics Corp.	35,544	20,714
	Ability Enterprise Co., Ltd.	123,988	51,012
	Ability Opto-Electronics Technology Co., Ltd.	29,083	32,894
	AcBel Polytech, Inc.	63,000	43,739
#	Accton Technology Corp.	139,000	1,007,620
	Acer, Inc.	984,000	544,787
	ACES Electronic Co., Ltd.	37,000	30,372
	Acter Group Corp., Ltd.	28,550	204,103
	Action Electronics Co., Ltd.	63,000	15,275
	Actron Technology Corp.	38,642	113,323
	A-DATA Technology Co., Ltd.	89,000	168,443
	Addcn Technology Co., Ltd.	4,000	29,085
	Advanced Ceramic X Corp.	13,000	135,470
	Advanced International Multitech Co., Ltd.	60,000	66,141
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	33,533	10,799
*	Advanced Optoelectronic Technology, Inc.	59,000	33,582
	Advanced Wireless Semiconductor Co.	49,488	148,961
	Advancetek Enterprise Co., Ltd.	96,571	56,166
	Advantech Co., Ltd.	24,599	232,664
	Aerospace Industrial Development Corp.	307,000	294,826
*	AGV Products Corp.	227,875	54,703
	Airtac International Group	32,229	617,613
#	Alchip Technologies, Ltd.	22,000	214,195
*	ALI Corp.	116,901	60,063
	All Ring Tech Co., Ltd.	34,000	47,037
#	Allied Circuit Co., Ltd.	13,000	71,425
	Allis Electric Co., Ltd.	68,640	44,569
	Alltek Technology Corp.	21,000	13,509
	Alltop Technology Co., Ltd.	23,000	70,056
	Alpha Networks, Inc.	134,300	99,029
	Altek Corp.	121,000	78,504
	Amazing Microelectronic Corp.	37,308	107,385
	Ambassador Hotel (The)	133,000	120,734
	Ampire Co., Ltd.	28,000	19,536
*	AmTRAN Technology Co., Ltd.	359,000	92,195
	Anpec Electronics Corp.	40,799	91,821
	Apacer Technology, Inc.	35,750	56,215
	APAQ Technology Co., Ltd.	25,267	26,903
	APCB, Inc.	64,000	47,136
	Apex Biotechnology Corp.	32,000	25,117
	Apex International Co., Ltd.	53,550	100,284
*	Apex Science & Engineering	70,000	25,743
	Arcadyan Technology Corp.	43,540	117,217
	Ardentec Corp.	268,990	235,717
	Argosy Research, Inc.	22,000	70,418
	ASE Technology Holding Co., Ltd., ADR	8,500	36,975
	ASE Technology Holding Co., Ltd.	688,931	1,534,739
	Asia Cement Corp.	526,000	772,747
	Asia Electronic Material Co., Ltd.	26,000	12,062
	Asia Optical Co., Inc.	63,000	151,699
*	Asia Pacific Telecom Co., Ltd.	685,581	157,440
*	Asia Plastic Recycling Holding, Ltd.	96,159	14,672
	Asia Polymer Corp.	159,962	91,991
	Asia Tech Image, Inc.	29,000	51,361
	Asia Vital Components Co., Ltd.	132,000	178,551
	ASMedia Technology, Inc.	7,260	201,705
	ASPEED Technology, Inc.	5,000	197,721
	ASROCK, Inc.	12,000	46,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	97,000	$655,685
	Aten International Co., Ltd.	45,000	138,432
	AU Optronics Corp.	2,931,000	770,796
	Audix Corp.	34,000	46,275
#	AURAS Technology Co., Ltd.	28,000	161,100
	Aurora Corp.	14,100	42,499
	Avalue Technology, Inc.	20,000	46,609
	Avermedia Technologies	85,000	34,594
	AVY Precision Technology, Inc.	45,154	37,642
	Axiomtek Co., Ltd.	10,000	18,239
	Bank of Kaohsiung Co., Ltd.	284,871	91,163
	Baolong International Co., Ltd.	21,000	8,717
	Basso Industry Corp.	40,000	56,680
	BenQ Materials Corp.	46,000	26,243
	BES Engineering Corp.	618,000	147,189
	Bin Chuan Enterprise Co., Ltd.	22,000	17,818
*	Biostar Microtech International Corp.	74,000	24,623
	Bioteque Corp.	39,000	148,141
	Bizlink Holding, Inc.	48,488	315,929
*	Boardtek Electronics Corp.	37,000	24,092
	Bright Led Electronics Corp.	41,000	20,562
	Brighton-Best International Taiwan, Inc.	98,423	85,174
	C Sun Manufacturing, Ltd.	98,000	92,732
*	Calin Technology Co., Ltd.	16,000	9,822
*	Cameo Communications, Inc.	106,000	23,491
	Capital Futures Corp.	46,628	61,484
	Capital Securities Corp.	894,680	294,333
	Career Technology MFG. Co., Ltd.	44,363	41,751
	Carnival Industrial Corp.	90,999	24,366
	Casetek Holdings, Ltd.	68,377	106,785
#	Caswell, Inc.	13,000	57,875
	Catcher Technology Co., Ltd.	124,000	939,237
	Cathay Financial Holding Co., Ltd.	801,653	1,069,660
	Cathay Real Estate Development Co., Ltd.	312,000	206,474
	Cayman Engley Industrial Co., Ltd.	10,654	22,413
	Celxpert Energy Corp.	32,000	30,300
	Center Laboratories, Inc.	56,324	90,456
	Central Reinsurance Co., Ltd.	59,850	36,835
	Chailease Holding Co., Ltd.	312,853	1,188,641
*	Chain Chon Industrial Co., Ltd.	47,000	12,696
	ChainQui Construction Development Co., Ltd.	26,904	19,228
*	Champion Building Materials Co., Ltd.	118,000	19,567
	Chang Hwa Commercial Bank, Ltd.	835,899	546,617
	Chang Wah Electromaterials, Inc.	17,900	96,492
	Chang Wah Technology Co., Ltd.	50,000	50,062
#	Channel Well Technology Co., Ltd.	48,000	37,399
	Chant Sincere Co., Ltd.	19,000	15,085
	Charoen Pokphand Enterprise	93,000	196,118
#	Chaun-Choung Technology Corp.	10,000	83,571
	CHC Healthcare Group	34,000	40,940
	CHC Resources Corp.	33,000	50,257
	Chen Full International Co., Ltd.	38,000	43,953
	Chenbro Micom Co., Ltd.	23,000	69,729
	Cheng Fwa Industrial Co., Ltd.	36,000	12,020
	Cheng Loong Corp.	369,000	262,548
*	Cheng Mei Materials Technology Corp.	197,000	46,467
	Cheng Shin Rubber Industry Co., Ltd.	380,000	436,849
	Cheng Uei Precision Industry Co., Ltd.	175,000	223,400
	Chenming Electronic Technology Corp.	32,000	13,548

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chia Chang Co., Ltd.	40,000	$44,212
#	Chia Hsin Cement Corp.	215,000	123,591
	Chian Hsing Forging Industrial Co., Ltd.	16,000	20,872
	Chicony Electronics Co., Ltd.	257,773	726,102
	Chicony Power Technology Co., Ltd.	54,481	106,453
	Chieftek Precision Co., Ltd.	38,500	115,963
	Chien Kuo Construction Co., Ltd.	87,200	29,244
	Chilisin Electronics Corp.	95,674	336,439
	China Airlines, Ltd.	2,102,000	580,094
	China Bills Finance Corp.	504,000	247,681
	China Chemical & Pharmaceutical Co., Ltd.	124,000	88,067
	China Development Financial Holding Corp.	2,156,000	652,337
	China Electric Manufacturing Corp.	155,700	67,079
	China Fineblanking Technology Co., Ltd.	15,907	18,837
	China General Plastics Corp.	195,238	118,533
	China Glaze Co., Ltd.	48,000	14,336
*	China Life Insurance Co., Ltd.	905,854	618,536
	China Man-Made Fiber Corp.	732,482	159,154
	China Metal Products	121,000	102,217
	China Motor Corp.	105,200	111,631
	China Petrochemical Development Corp.	1,712,450	462,118
	China Steel Chemical Corp.	35,000	123,077
	China Steel Corp.	2,022,000	1,354,268
	China Steel Structure Co., Ltd.	45,000	32,175
	China Wire & Cable Co., Ltd.	31,000	28,777
	Chinese Maritime Transport, Ltd.	33,000	27,569
#	Ching Feng Home Fashions Co., Ltd.	69,000	60,634
	Chin-Poon Industrial Co., Ltd.	184,000	157,955
	Chipbond Technology Corp.	271,000	510,158
	ChipMOS Techinologies, Inc.	281,133	287,363
	Chlitina Holding, Ltd.	20,000	131,248
	Chong Hong Construction Co., Ltd.	115,100	316,892
	Chroma ATE, Inc.	57,000	262,660
	Chun Yuan Steel Industry Co., Ltd.	220,000	69,687
	Chung Hsin Electric & Machinery Manufacturing Corp.	176,000	148,823
	Chung Hung Steel Corp.	583,000	151,479
	Chung Hwa Pulp Corp.	240,228	61,284
	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	16,000	27,320
	Chunghwa Precision Test Tech Co., Ltd.	2,000	43,302
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	125,154
	Chunghwa Telecom Co., Ltd.	137,000	503,530
#*	Chuwa Wool Industry Co., Taiwan Ltd.	41,000	50,376
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	20,694
	Cleanaway Co., Ltd.	43,000	224,975
	Clevo Co.	226,000	248,876
#*	CMC Magnetics Corp.	586,712	153,979
	Coland Holdings, Ltd.	13,000	9,048
	Compal Electronics, Inc.	1,172,000	747,142
	Compeq Manufacturing Co., Ltd.	614,000	812,195
	Compucase Enterprise	33,000	29,397
*	Concord Securities Co., Ltd.	298,844	69,929
	Concraft Holding Co., Ltd.	13,818	58,782
	Continental Holdings Corp.	179,000	66,226
	Contrel Technology Co., Ltd.	49,000	24,187
	Coremax Corp.	29,600	62,681
	Coretronic Corp.	199,000	212,042
	Co-Tech Development Corp.	90,552	120,855
	Cowealth Medical Holding Co., Ltd.	27,600	28,528
	Coxon Precise Industrial Co., Ltd.	34,000	13,888

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Creative Sensor, Inc.	35,000	$21,510
*	CSBC Corp. Taiwan	54,000	39,640
	CTBC Financial Holding Co., Ltd.	1,729,563	1,152,568
	CTCI Corp.	253,000	279,723
	Cub Elecparts, Inc.	14,778	70,171
	CviLux Corp.	28,360	22,669
	CX Technology Co., Ltd.	28,986	14,243
	Cyberlink Corp.	23,000	88,610
	CyberPower Systems, Inc.	17,000	47,386
	CyberTAN Technology, Inc.	149,000	73,984
	Cypress Technology Co., Ltd.	17,800	45,064
	DA CIN Construction Co., Ltd.	111,000	79,780
	Dadi Early-Childhood Education Group, Ltd.	14,352	91,712
	Dafeng TV, Ltd.	12,000	16,789
	Da-Li Development Co., Ltd.	65,647	64,492
	Darfon Electronics Corp.	95,000	118,013
	Darwin Precisions Corp.	217,000	84,950
	Davicom Semiconductor, Inc.	23,000	13,236
	Daxin Materials Corp.	26,900	76,415
	De Licacy Industrial Co., Ltd.	80,011	56,811
	Delpha Construction Co., Ltd.	27,000	16,236
	Delta Electronics, Inc.	103,365	482,116
	Depo Auto Parts Ind Co., Ltd.	49,000	76,757
	Dimerco Data System Corp.	11,000	16,618
	Dimerco Express Corp.	18,000	15,016
	D-Link Corp.	303,800	123,448
*	Dynamic Electronics Co., Ltd.	92,000	58,824
	Dynapack International Technology Corp.	67,000	159,508
	E Ink Holdings, Inc.	251,000	258,786
	E.Sun Financial Holding Co., Ltd.	1,469,209	1,334,909
	Eastern Media International Corp.	206,000	90,926
	Eclat Textile Co., Ltd.	39,583	395,171
	ECOVE Environment Corp.	14,000	98,659
*	Edimax Technology Co., Ltd.	97,000	28,304
	Edison Opto Corp.	22,000	9,355
	Edom Technology Co., Ltd.	65,467	36,116
	eGalax_eMPIA Technology, Inc.	18,387	29,646
#	Egis Technology, Inc.	37,000	234,556
	Elan Microelectronics Corp.	46,900	150,652
*	E-Lead Electronic Co., Ltd.	12,000	6,344
	E-LIFE MALL Corp.	23,000	51,773
	Elite Advanced Laser Corp.	90,768	213,958
	Elite Material Co., Ltd.	145,000	626,662
	Elite Semiconductor Memory Technology, Inc.	108,000	147,462
*	Elitegroup Computer Systems Co., Ltd.	170,000	61,941
	eMemory Technology, Inc.	18,000	169,273
	Emerging Display Technologies Corp.	31,000	19,426
	Ennoconn Corp.	19,140	123,848
#	EnTie Commercial Bank Co., Ltd.	251,000	123,185
	Epistar Corp.	551,000	701,496
	Eson Precision Ind. Co., Ltd.	30,000	29,771
	Eternal Materials Co., Ltd.	250,029	224,185
*	Etron Technology, Inc.	83,000	18,343
	Eurocharm Holdings Co., Ltd.	13,000	42,686
	Eva Airways Corp.	1,612,922	620,297
*	Everest Textile Co., Ltd.	132,178	33,493
	Evergreen International Storage & Transport Corp.	215,000	95,077
*	Evergreen Marine Corp. Taiwan, Ltd.	1,085,681	401,876
	Everlight Chemical Industrial Corp.	171,405	80,767

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co., Ltd.	180,000	$195,223
*	Everspring Industry Co., Ltd.	41,000	10,869
	Excelliance Mos Corp.	7,000	22,975
	Excelsior Medical Co., Ltd.	54,347	98,135
	Far Eastern Department Stores, Ltd.	478,000	369,528
	Far Eastern International Bank	1,212,101	431,388
	Far Eastern New Century Corp.	544,100	472,478
	Far EasTone Telecommunications Co., Ltd.	180,000	400,909
	Faraday Technology Corp.	51,600	74,183
	Farglory Land Development Co., Ltd.	166,000	238,225
*	Federal Corp.	197,926	108,600
	Feedback Technology Corp.	7,700	13,005
	Feng Hsin Steel Co., Ltd.	165,000	288,454
	Feng TAY Enterprise Co., Ltd.	56,632	322,189
*	First Copper Technology Co., Ltd.	87,000	21,860
	First Financial Holding Co., Ltd.	1,367,876	1,007,404
	First Hi-Tec Enterprise Co., Ltd.	42,969	60,144
	First Hotel	48,000	21,159
	First Insurance Co., Ltd. (The)	119,000	56,262
	First Steamship Co., Ltd.	257,311	88,367
#	FLEXium Interconnect, Inc.	121,112	435,881
	Flytech Technology Co., Ltd.	72,297	165,459
	FocalTech Systems Co., Ltd.	139,228	149,599
	Forest Water Environment Engineering Co., Ltd.	17,000	24,116
	Formosa Advanced Technologies Co., Ltd.	50,000	62,697
	Formosa Chemicals & Fibre Corp.	164,000	415,416
	Formosa International Hotels Corp.	18,672	88,095
	Formosa Laboratories, Inc.	48,544	81,370
	Formosa Petrochemical Corp.	22,000	66,007
	Formosa Plastics Corp.	181,000	531,279
	Formosa Sumco Technology Corp.	7,000	34,648
	Formosa Taffeta Co., Ltd.	294,000	335,224
	Formosan Rubber Group, Inc.	142,110	85,498
	Formosan Union Chemical	151,945	64,577
	Fortune Electric Co., Ltd.	40,000	35,468
	Founding Construction & Development Co., Ltd.	72,000	37,712
	Foxconn Technology Co., Ltd.	310,535	596,256
	Foxsemicon Integrated Technology, Inc.	36,357	198,030
	Froch Enterprise Co., Ltd.	131,000	45,999
	FSP Technology, Inc.	45,000	36,627
	Fubon Financial Holding Co., Ltd.	890,000	1,258,441
	Fulgent Sun International Holding Co., Ltd.	41,646	134,915
	Fullerton Technology Co., Ltd.	51,000	31,615
	Fulltech Fiber Glass Corp.	128,270	45,636
	G Shank Enterprise Co., Ltd.	49,000	33,389
	Gallant Precision Machining Co., Ltd.	55,000	33,805
	Gamania Digital Entertainment Co., Ltd.	54,000	95,286
	GCS Holdings, Inc.	9,000	15,979
	GEM Services, Inc.	34,210	64,870
*	Gemtek Technology Corp.	153,000	105,959
	General Interface Solution Holding, Ltd.	105,000	333,554
	General Plastic Industrial Co., Ltd.	20,480	19,855
	Generalplus Technology, Inc.	19,000	18,817
	Genesys Logic, Inc.	35,000	38,985
	Genius Electronic Optical Co., Ltd.	35,616	572,472
*	GeoVision, Inc.	22,977	16,267
	Getac Technology Corp.	163,000	242,887
	Giant Manufacturing Co., Ltd.	78,000	459,777
*	Giantplus Technology Co., Ltd.	117,000	36,934

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gigabyte Technology Co., Ltd.	135,000	$233,768
*	Gigastorage Corp.	86,234	28,770
	Ginko International Co., Ltd.	13,000	68,118
	Global Brands Manufacture, Ltd.	121,000	57,372
	Global Lighting Technologies, Inc.	15,000	63,921
	Global Mixed Mode Technology, Inc.	10,000	43,633
	Global PMX Co., Ltd.	15,000	70,190
	Global Unichip Corp.	21,000	168,749
#	Globalwafers Co., Ltd.	33,000	419,992
	Globe Union Industrial Corp.	99,000	43,742
	Gloria Material Technology Corp.	195,680	105,594
*	Gold Circuit Electronics, Ltd.	160,000	175,842
	Golden Friends Corp.	15,000	28,670
#	Goldsun Building Materials Co., Ltd.	515,000	236,387
	Good Will Instrument Co., Ltd.	25,000	19,973
	Gourmet Master Co., Ltd.	40,237	129,210
	Grand Fortune Securities Co., Ltd.	54,000	14,775
	Grand Ocean Retail Group, Ltd.	31,000	25,239
*	Grand Pacific Petrochemical	385,000	192,893
	Grand Plastic Technology Corp.	7,000	53,554
	GrandTech CG Systems, Inc.	25,200	34,151
	Grape King Bio, Ltd.	32,000	211,932
	Great China Metal Industry	77,000	54,825
	Great Taipei Gas Co., Ltd.	75,000	76,302
	Great Wall Enterprise Co., Ltd.	355,950	492,480
	Greatek Electronics, Inc.	176,000	266,941
*	Green Energy Technology, Inc.	133,000	268
	GTM Holdings Corp.	52,000	36,271
#	Hannstar Board Corp.	120,354	159,873
#	HannStar Display Corp.	1,291,000	270,471
*	HannsTouch Solution, Inc.	188,079	69,755
	Hanpin Electron Co., Ltd.	14,000	13,405
	Harvatek Corp.	62,000	24,779
	Hey Song Corp.	106,000	115,085
	Highlight Tech Corp.	23,000	18,846
	Highwealth Construction Corp.	255,300	372,536
	HIM International Music, Inc.	11,900	45,038
	Hiroca Holdings, Ltd.	26,000	48,454
	Hitron Technology, Inc.	38,559	25,737
#	Hiwin Technologies Corp.	37,082	353,695
	Ho Tung Chemical Corp.	399,125	99,105
	Hocheng Corp.	129,000	32,087
	Holiday Entertainment Co., Ltd.	18,000	38,284
	Holtek Semiconductor, Inc.	98,000	217,573
	Holy Stone Enterprise Co., Ltd.	71,500	295,355
	Hon Hai Precision Industry Co., Ltd.	967,624	2,486,761
	Hong Pu Real Estate Development Co., Ltd.	97,000	71,235
	Hong TAI Electric Industrial	128,000	45,197
	Hong YI Fiber Industry Co.	56,000	32,484
*	Horizon Securities Co., Ltd.	113,000	22,607
	Hota Industrial Manufacturing Co., Ltd.	60,786	191,000
	Hotai Motor Co., Ltd.	36,000	664,673
	Hotron Precision Electronic Industrial Co., Ltd.	30,095	41,498
	Hsin Kuang Steel Co., Ltd.	100,000	79,827
	Hsin Yung Chien Co., Ltd.	18,900	50,622
	Hsing TA Cement Co.	70,000	41,298
	HTC Corp.	148,000	147,798
	Hu Lane Associate, Inc.	49,000	117,463
*	HUA ENG Wire & Cable Co., Ltd.	132,000	42,841

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	1,012,755	$657,867
	Huaku Development Co., Ltd.	83,000	252,532
	Huang Hsiang Construction Corp.	77,000	86,356
	Hung Ching Development & Construction Co., Ltd.	54,000	36,749
#	Hung Sheng Construction, Ltd.	298,080	176,645
*	Hwa Fong Rubber Industrial Co., Ltd.	111,000	45,167
	Ibase Technology, Inc.	49,345	62,827
	IBF Financial Holdings Co., Ltd.	1,022,709	374,728
	Ichia Technologies, Inc.	138,000	61,956
*	I-Chiun Precision Industry Co., Ltd.	92,000	23,052
	IEI Integration Corp.	47,340	55,715
	Infortrend Technology, Inc.	88,000	34,573
	Innodisk Corp.	34,100	211,868
#	Innolux Corp.	2,603,000	565,382
	Inpaq Technology Co., Ltd.	22,800	24,111
	Intai Technology Corp.	7,000	29,064
*	Integrated Service Technology, Inc.	27,109	41,009
	IntelliEPI, Inc.	8,000	13,427
	International CSRC Investment Holdings Co.	291,562	205,512
	International Games System Co., Ltd.	32,000	595,907
	Inventec Corp.	569,000	447,077
	Iron Force Industrial Co., Ltd.	14,000	42,988
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	36,749
	ITE Technology, Inc.	43,000	67,589
	ITEQ Corp.	123,029	593,859
	Jarllytec Co., Ltd.	21,000	49,520
	Jean Co., Ltd.	26,000	7,098
	Jentech Precision Industrial Co., Ltd.	20,000	144,787
	Jess-Link Products Co., Ltd.	56,250	58,817
	Jih Lin Technology Co., Ltd.	28,000	42,222
	Jih Sun Financial Holdings Co., Ltd.	757,528	239,222
	Jinan Acetate Chemical Co., Ltd.	5,000	18,698
	Jinli Group Holdings, Ltd.	57,008	14,303
	JMC Electronics Co., Ltd.	10,000	18,723
	Jourdeness Group, Ltd.	21,000	57,504
#	K Laser Technology, Inc.	111,000	52,681
	Kaimei Electronic Corp.	97,000	110,687
	Kaori Heat Treatment Co., Ltd.	13,000	27,724
	Kaulin Manufacturing Co., Ltd.	45,000	19,282
	Kayee International Group Co., Ltd.	8,000	45,133
	KEE TAI Properties Co., Ltd.	185,000	60,508
	Kenda Rubber Industrial Co., Ltd.	127,899	113,641
	Kenmec Mechanical Engineering Co., Ltd.	84,000	43,041
	Kerry TJ Logistics Co., Ltd.	45,000	61,741
*	Key Ware Electronics Co., Ltd.	53,858	18,837
	Kindom Development Co., Ltd.	168,000	146,882
	King Chou Marine Technology Co., Ltd.	36,340	37,050
	King Slide Works Co., Ltd.	9,000	93,597
#	King Yuan Electronics Co., Ltd.	511,000	612,526
	Kingpak Technology, Inc.	13,252	63,400
	King’s Town Bank Co., Ltd.	471,000	503,454
*	King’s Town Construction Co., Ltd.	34,000	38,634
	Kinik Co.	59,000	116,080
*	Kinko Optical Co., Ltd.	66,000	50,632
	Kinpo Electronics	614,000	266,316
	Kinsus Interconnect Technology Corp.	138,000	241,400
	KMC Kuei Meng International, Inc.	32,300	92,837
	KS Terminals, Inc.	32,000	40,889
	Kung Long Batteries Industrial Co., Ltd.	33,000	160,671

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	227,249	$69,374
	Kuo Toong International Co., Ltd.	80,315	46,404
	Kuoyang Construction Co., Ltd.	154,642	133,254
	Kwong Lung Enterprise Co., Ltd.	20,000	27,454
	KYE Systems Corp.	99,000	26,785
	L&K Engineering Co., Ltd.	71,000	60,714
	La Kaffa International Co., Ltd.	11,000	54,901
*	LAN FA Textile	93,000	21,508
	Land Mark Optoelectronics Corp.	10,000	93,344
	Lanner Electronics, Inc.	33,048	64,647
	Largan Precision Co., Ltd.	9,000	1,226,822
	Laser Tek Taiwan Co., Ltd.	14,000	10,441
	Laster Tech Corp., Ltd.	17,405	14,357
	Lealea Enterprise Co., Ltd.	339,000	80,885
	Ledlink Optics, Inc.	17,850	14,060
	LEE CHI Enterprises Co., Ltd.	36,000	8,958
	Lelon Electronics Corp.	30,850	41,467
	Lemtech Holdings Co., Ltd.	8,399	22,621
*	LES Enphants Co., Ltd.	53,000	10,909
	Lextar Electronics Corp.	145,000	84,821
	Li Cheng Enterprise Co., Ltd.	37,113	39,836
	Li Peng Enterprise Co., Ltd.	283,600	57,966
	Lian HWA Food Corp.	29,807	41,184
	Lida Holdings, Ltd.	28,240	30,283
	Lien Hwa Industrial Holdings Corp.	235,705	339,533
	Lifestyle Global Enterprise, Inc.	11,000	23,869
	Lingsen Precision Industries, Ltd.	174,000	57,819
	Lion Travel Service Co., Ltd.	15,000	35,731
	Lite-On Semiconductor Corp.	106,000	146,848
	Lite-On Technology Corp.	679,417	1,055,779
	Long Bon International Co., Ltd.	127,100	60,477
	Long Da Construction & Development Corp.	61,000	29,486
	Longchen Paper & Packaging Co., Ltd.	259,924	115,776
	Longwell Co.	24,000	49,911
	Lotes Co., Ltd.	33,653	374,585
	Lu Hai Holding Corp.	13,858	17,858
	Lumax International Corp., Ltd.	21,600	46,909
	Lung Yen Life Service Corp.	49,000	91,913
*	LuxNet Corp.	43,585	27,744
	Macauto Industrial Co., Ltd.	33,000	75,585
	Machvision, Inc.	9,000	100,732
	Macronix International	740,798	883,823
#	Makalot Industrial Co., Ltd.	105,175	447,825
	Marketech International Corp.	9,000	22,225
	Materials Analysis Technology, Inc.	27,257	68,762
	Mayer Steel Pipe Corp.	64,000	38,072
	MediaTek, Inc.	68,000	938,973
	Mega Financial Holding Co., Ltd.	553,975	557,260
	Meiloon Industrial Co.	42,750	30,138
	Mercuries & Associates Holding, Ltd.	183,573	134,908
*	Mercuries Life Insurance Co., Ltd.	467,319	150,139
	Merida Industry Co., Ltd.	13,000	66,390
#	Merry Electronics Co., Ltd.	75,191	350,980
*	Microbio Co., Ltd.	186,000	121,083
	Micro-Star International Co., Ltd.	107,000	331,908
	Mildef Crete, Inc.	26,000	41,082
*	MIN AIK Technology Co., Ltd.	58,600	24,731
	Mirle Automation Corp.	99,000	110,908
	Mitac Holdings Corp.	369,250	375,480

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mobiletron Electronics Co., Ltd.	16,000	$14,436
	momo.com, Inc.	8,000	129,013
	Mosel Vitelic, Inc.	18,000	14,704
*	Motech Industries, Inc.	235,589	42,678
	MPI Corp.	30,000	66,190
	Nak Sealing Technologies Corp.	29,000	64,629
	Namchow Holdings Co., Ltd.	87,000	132,006
	Nan Kang Rubber Tire Co., Ltd.	103,000	137,900
	Nan Liu Enterprise Co., Ltd.	7,000	50,976
	Nan Ya Plastics Corp.	249,000	550,852
	Nan Ya Printed Circuit Board Corp.	117,000	277,099
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	21,141
	Nantex Industry Co., Ltd.	137,780	139,540
	Nanya Technology Corp.	137,432	295,009
	National Aerospace Fasteners Corp.	8,000	16,324
	Netronix, Inc.	31,000	35,074
	New Best Wire Industrial Co., Ltd.	14,400	11,817
	New Era Electronics Co., Ltd.	29,000	14,316
	Nexcom International Co., Ltd.	13,000	9,724
	Nichidenbo Corp.	93,030	151,772
	Nien Hsing Textile Co., Ltd.	51,245	27,356
	Nien Made Enterprise Co., Ltd.	46,000	352,965
	Nishoku Technology, Inc.	16,000	31,819
	Nova Technology Corp.	5,000	25,371
	Novatek Microelectronics Corp.	158,000	982,595
	Nuvoton Technology Corp.	64,109	80,500
*	O-Bank Co., Ltd.	567,000	138,007
*	Ocean Plastics Co., Ltd.	91,000	91,277
	On-Bright Electronics, Inc.	19,120	146,089
	OptoTech Corp.	117,889	84,584
	Orient Europharma Co., Ltd.	8,000	11,536
*	Orient Semiconductor Electronics, Ltd.	203,107	83,186
	Oriental Union Chemical Corp.	309,000	174,358
	O-TA Precision Industry Co., Ltd.	21,422	30,495
	Pacific Hospital Supply Co., Ltd.	15,000	40,006
	Paiho Shih Holdings Corp.	47,472	49,062
#	Pan Jit International, Inc.	155,700	126,727
	Pan-International Industrial Corp.	165,000	104,633
	Panion & BF Biotech, Inc.	8,000	32,032
	Parade Technologies, Ltd.	34,000	835,640
*	Paragon Technologies Co., Ltd.	26,000	25,142
	Parpro Corp.	19,000	17,206
	PCL Technologies, Inc.	16,610	61,998
	P-Duke Technology Co., Ltd.	22,770	53,370
	Pegatron Corp.	590,000	1,294,405
	Pharmally International Holding Co., Ltd.	10,983	59,814
*	Phihong Technology Co., Ltd.	149,222	36,554
	Phison Electronics Corp.	57,000	540,905
	Pixart Imaging, Inc.	14,000	81,944
	Planet Technology Corp.	21,000	43,820
	Plastron Precision Co., Ltd.	28,126	13,974
	Plotech Co., Ltd.	24,000	14,780
	Polytronics Technology Corp.	24,000	49,219
	Posiflex Technology, Inc.	29,284	89,571
	Pou Chen Corp.	1,175,000	1,106,490
	Power Wind Health Industry, Inc.	10,856	60,817
	Powertech Technology, Inc.	394,000	1,317,560
	Poya International Co., Ltd.	20,181	337,288
	President Chain Store Corp.	79,000	816,917

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	President Securities Corp.	465,811	$209,317
	Primax Electronics, Ltd.	251,000	392,518
	Prince Housing & Development Corp.	635,000	215,116
	Pro Hawk Corp.	3,000	15,107
	Promate Electronic Co., Ltd.	39,000	43,315
	Prosperity Dielectrics Co., Ltd.	46,086	91,230
	P-Two Industries, Inc.	8,500	5,807
	Qisda Corp.	685,000	386,215
	QST International Corp.	28,000	43,124
	Qualipoly Chemical Corp.	21,000	18,409
	Quang Viet Enterprise Co., Ltd.	17,000	71,752
	Quanta Computer, Inc.	350,000	756,233
	Quanta Storage, Inc.	93,000	108,485
	Quintain Steel Co., Ltd.	123,309	26,411
	Radiant Opto-Electronics Corp.	246,000	807,372
	Radium Life Tech Co., Ltd.	287,089	101,156
	Rafael Microelectronics, Inc.	12,000	50,430
	Realtek Semiconductor Corp.	80,000	685,066
	Rechi Precision Co., Ltd.	170,000	97,316
	Rexon Industrial Corp., Ltd.	33,000	79,285
	Rich Development Co., Ltd.	283,000	88,254
	RichWave Technology Corp.	8,300	49,479
*	Ritek Corp.	708,491	118,712
	Rodex Fasteners Corp.	13,000	15,404
*	Roo Hsing Co., Ltd.	321,000	99,476
*	Rotam Global Agrosciences, Ltd.	32,000	15,555
	Ruentex Development Co., Ltd.	232,952	346,705
	Ruentex Industries, Ltd.	172,200	394,387
	Run Long Construction Co., Ltd.	33,000	65,395
	Samebest Co., Ltd.	9,040	19,986
	Sampo Corp.	146,400	94,434
	San Fang Chemical Industry Co., Ltd.	75,679	60,052
	San Far Property, Ltd.	111,280	61,615
	San Shing Fastech Corp.	51,000	79,491
	Sanitar Co., Ltd.	13,000	12,808
	Sanyang Motor Co., Ltd.	249,000	164,745
	SCI Pharmtech, Inc.	13,000	58,141
	Scientech Corp.	27,000	42,576
	SDI Corp.	57,000	91,924
	Senao International Co., Ltd.	28,000	27,311
	Senao Networks, Inc.	13,000	46,319
	Sercomm Corp.	85,000	212,401
	Sesoda Corp.	67,198	54,701
	Shan-Loong Transportation Co., Ltd.	55,000	54,341
	Sharehope Medicine Co., Ltd.	13,996	21,615
	Sheng Yu Steel Co., Ltd.	40,000	21,691
	ShenMao Technology, Inc.	21,000	13,643
	Shih Her Technologies, Inc.	19,000	24,698
*	Shih Wei Navigation Co., Ltd.	126,591	24,816
	Shihlin Electric & Engineering Corp.	141,000	199,892
#	Shin Kong Financial Holding Co., Ltd.	3,617,036	1,029,724
	Shin Zu Shing Co., Ltd.	48,000	210,626
*	Shining Building Business Co., Ltd.	191,632	57,998
	Shinkong Insurance Co., Ltd.	98,000	121,036
#	Shinkong Synthetic Fibers Corp.	548,000	201,224
	Shiny Chemical Industrial Co., Ltd.	29,000	92,403
*	Shuttle, Inc.	193,000	65,194
	Sigurd Microelectronics Corp.	233,226	283,982
	Silergy Corp.	7,000	278,098

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Silicon Integrated Systems Corp.	264,146	$101,578
	Simplo Technology Co., Ltd.	49,600	515,125
	Sinbon Electronics Co., Ltd.	117,064	569,820
	Sincere Navigation Corp.	133,900	66,209
	Single Well Industrial Corp.	20,700	12,002
	Sinher Technology, Inc.	28,000	36,765
	Sinmag Equipment Corp.	17,420	55,216
#	Sino-American Silicon Products, Inc.	268,000	791,614
	Sinon Corp.	243,000	153,490
	SinoPac Financial Holdings Co., Ltd.	1,797,445	731,586
	Sinphar Pharmaceutical Co., Ltd.	69,000	45,047
	Sinyi Realty Co.	128,544	113,835
	Sirtec International Co., Ltd.	55,800	53,763
	Sitronix Technology Corp.	51,000	247,959
	Siward Crystal Technology Co., Ltd.	64,000	42,943
	Soft-World International Corp.	21,000	58,721
*	Solar Applied Materials Technology Co.	86,262	55,854
	Solomon Technology Corp.	56,000	35,500
	Solteam, Inc.	11,110	9,014
	Sonix Technology Co., Ltd.	29,000	44,620
*	Speed Tech Corp.	28,000	64,143
	Spirox Corp.	29,000	27,320
	Sporton International, Inc.	16,491	108,816
	St Shine Optical Co., Ltd.	17,000	198,221
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	41,708
	Standard Foods Corp.	114,402	257,844
	Stark Technology, Inc.	34,200	69,494
	Sun Yad Construction Co., Ltd.	46,000	16,227
*	Sunko INK Co., Ltd.	65,000	22,021
	SunMax Biotechnology Co., Ltd.	11,000	24,839
	Sunny Friend Environmental Technology Co., Ltd.	22,000	190,355
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	147,476
	Sunplus Technology Co., Ltd.	252,000	89,011
	Sunrex Technology Corp.	63,561	70,443
	Sunspring Metal Corp.	35,000	25,173
	Supreme Electronics Co., Ltd.	136,509	153,316
	Swancor Holding Co., Ltd.	11,000	26,639
	Symtek Automation Asia Co., Ltd.	15,486	30,976
	Syncmold Enterprise Corp.	45,000	117,578
	Synmosa Biopharma Corp.	20,050	15,307
	Synnex Technology International Corp.	276,250	368,681
	Sysage Technology Co., Ltd.	24,200	28,648
	Systex Corp.	51,000	138,679
	T3EX Global Holdings Corp.	31,000	22,715
#	TA Chen Stainless Pipe	338,260	300,517
	Ta Liang Technology Co., Ltd.	32,000	43,507
	Ta Ya Electric Wire & Cable	220,480	72,449
	Ta Yih Industrial Co., Ltd.	17,000	32,945
	Tah Hsin Industrial Corp.	52,000	85,545
	TA-I Technology Co., Ltd.	24,750	65,956
*	Tai Tung Communication Co., Ltd.	23,000	12,574
	Taichung Commercial Bank Co., Ltd.	997,952	382,251
#	TaiDoc Technology Corp.	26,471	168,676
	Taiflex Scientific Co., Ltd.	89,060	138,426
	Taimide Tech, Inc.	51,450	63,522
	Tainan Enterprises Co., Ltd.	55,000	38,235
	Tainan Spinning Co., Ltd.	518,240	158,724
*	Tainergy Tech Co., Ltd.	45,436	22,718
	Tainet Communication System Corp.	12,000	20,014

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co., Ltd.	27,000	$19,222
	Taishin Financial Holding Co., Ltd.	1,674,842	712,365
	Taisun Enterprise Co., Ltd.	78,000	61,331
	Taita Chemical Co., Ltd.	106,080	34,924
	Taiwan Business Bank	1,796,309	650,711
	Taiwan Cement Corp.	799,264	1,153,158
	Taiwan Chinsan Electronic Industrial Co., Ltd.	38,919	41,529
	Taiwan Cogeneration Corp.	87,000	96,043
	Taiwan Cooperative Financial Holding Co., Ltd.	1,224,154	822,035
	Taiwan FamilyMart Co., Ltd.	7,000	52,047
	Taiwan Fertilizer Co., Ltd.	318,000	490,084
	Taiwan Fire & Marine Insurance Co., Ltd.	130,000	86,294
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	48,229
	Taiwan Glass Industry Corp.	536,046	161,177
	Taiwan High Speed Rail Corp.	168,000	191,874
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	278,603
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	78,000	46,612
*	Taiwan Land Development Corp.	359,666	83,321
	Taiwan Mobile Co., Ltd.	128,000	461,198
	Taiwan Navigation Co., Ltd.	88,000	47,317
	Taiwan Optical Platform Co., Ltd.	5,304	20,330
	Taiwan Paiho, Ltd.	152,000	348,378
	Taiwan PCB Techvest Co., Ltd.	101,000	113,846
*	Taiwan Prosperity Chemical Corp.	84,000	24,663
	Taiwan Pulp & Paper Corp.	117,000	80,998
	Taiwan Sakura Corp.	51,200	80,985
	Taiwan Secom Co., Ltd.	46,000	136,061
	Taiwan Semiconductor Co., Ltd.	111,000	141,824
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	134,422	7,141,841
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	11,802,721
	Taiwan Shin Kong Security Co., Ltd.	56,000	68,125
	Taiwan Steel Union Co., Ltd.	5,000	10,587
	Taiwan Styrene Monomer	292,000	165,126
	Taiwan Surface Mounting Technology Corp.	107,800	323,357
	Taiwan Taxi Co., Ltd.	6,615	16,857
	Taiwan TEA Corp.	332,000	158,955
	Taiwan Union Technology Corp.	113,000	509,442
	Taiyen Biotech Co., Ltd.	42,000	43,849
*	Tatung Co., Ltd.	541,000	388,735
	TCI Co., Ltd.	30,256	231,131
	Te Chang Construction Co., Ltd.	29,000	28,369
	Teco Electric and Machinery Co., Ltd.	603,000	542,613
	Tehmag Foods Corp.	9,600	68,280
	Tera Autotech Corp.	48,000	36,099
	Test Research, Inc.	88,000	152,410
	Test-Rite International Co., Ltd.	62,000	39,943
*	Tex-Ray Industrial Co., Ltd.	50,000	18,041
	Thinking Electronic Industrial Co., Ltd.	47,000	132,086
	Thye Ming Industrial Co., Ltd.	56,000	57,407
	Ton Yi Industrial Corp.	294,000	90,281
#	Tong Hsing Electronic Industries, Ltd.	46,000	186,685
	Tong Yang Industry Co., Ltd.	199,000	237,838
	Tong-Tai Machine & Tool Co., Ltd.	85,060	37,730
	TOPBI International Holdings, Ltd.	47,234	110,602
	Topco Scientific Co., Ltd.	48,876	168,021
	Topkey Corp.	26,000	96,493
	Topoint Technology Co., Ltd.	65,200	42,443
	Toung Loong Textile Manufacturing	42,000	37,989
*	TPK Holding Co., Ltd.	212,000	296,571

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	11,000	$15,580
	Transcend Information, Inc.	24,000	56,680
	Tripod Technology Corp.	181,000	639,545
	Tsang Yow Industrial Co., Ltd.	20,000	9,988
	Tsann Kuen Enterprise Co., Ltd.	16,000	8,551
	TSC Auto ID Technology Co., Ltd.	13,530	91,703
*	TSEC Corp.	100,547	18,699
	TSRC Corp.	216,000	117,306
	Ttet Union Corp.	22,000	87,014
	TTFB Co., Ltd.	3,000	22,886
	TTY Biopharm Co., Ltd.	100,000	237,265
	Tung Ho Steel Enterprise Corp.	371,000	286,453
*	Tung Thih Electronic Co., Ltd.	28,000	44,633
	TURVO International Co., Ltd.	35,410	69,881
	TXC Corp.	99,000	213,381
	TYC Brother Industrial Co., Ltd.	116,000	93,560
*	Tycoons Group Enterprise	143,700	19,922
	Tyntek Corp.	144,000	61,424
	UDE Corp.	65,000	44,311
	Ultra Chip, Inc.	35,000	25,437
	U-Ming Marine Transport Corp.	216,000	213,589
	Unimicron Technology Corp.	527,000	746,402
*	Union Bank Of Taiwan	803,544	287,603
	Uni-President Enterprises Corp.	463,560	1,079,347
	Unitech Computer Co., Ltd.	35,000	27,275
	Unitech Printed Circuit Board Corp.	368,540	277,711
	United Integrated Services Co., Ltd.	64,000	404,034
#	United Microelectronics Corp.	4,511,000	2,333,834
	United Orthopedic Corp.	18,422	20,490
	United Radiant Technology	34,000	14,767
*	United Renewable Energy Co., Ltd.	1,043,470	183,025
*	Unity Opto Technology Co., Ltd.	186,000	25,770
	Universal Cement Corp.	203,120	119,696
	Universal Microwave Technology, Inc.	20,326	50,620
*	Unizyx Holding Corp.	151,000	79,308
	UPC Technology Corp.	321,221	107,542
	Userjoy Technology Co., Ltd.	7,699	24,520
	USI Corp.	392,204	163,113
*	Usun Technology Co., Ltd.	11,200	8,239
	Utechzone Co., Ltd.	25,000	40,960
	Vanguard International Semiconductor Corp.	246,000	570,724
	VHQ Media Holdings, Ltd.	11,000	32,073
	Victory New Materials, Ltd. Co.	57,233	19,303
	Visual Photonics Epitaxy Co., Ltd.	47,500	139,619
	Vivotek, Inc.	13,863	33,289
	Voltronic Power Technology Corp.	14,707	349,120
	Wafer Works Corp.	131,046	142,349
	Waffer Technology Corp.	31,000	11,376
	Wah Hong Industrial Corp.	27,000	21,357
	Wah Lee Industrial Corp.	75,000	136,318
	Walsin Lihwa Corp.	1,207,000	529,598
#	Walsin Technology Corp.	109,398	774,774
	Walton Advanced Engineering, Inc.	164,000	57,369
	Wan Hai Lines, Ltd.	200,000	112,718
*	We & Win Development Co., Ltd.	115,000	37,527
	Wei Chuan Foods Corp.	104,000	75,818
	Weikeng Industrial Co., Ltd.	167,734	83,879
	Well Shin Technology Co., Ltd.	34,000	50,985
	Weltrend Semiconductor	43,000	38,266

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wholetech System Hitech, Ltd.	19,000	$17,198
	Win Semiconductors Corp.	56,840	508,125
	Winbond Electronics Corp.	1,150,804	534,003
	Winstek Semiconductor Co., Ltd.	41,000	32,786
	Wisdom Marine Lines Co., Ltd.	176,076	148,083
	Wistron Corp.	890,288	834,860
	Wistron NeWeb Corp.	146,267	304,447
	Wonderful Hi-Tech Co., Ltd.	42,000	22,073
	Wowprime Corp.	41,000	92,247
	WPG Holdings, Ltd.	350,520	456,614
	WT Microelectronics Co., Ltd.	140,567	180,928
	WUS Printed Circuit Co., Ltd.	78,595	80,068
	XAC Automation Corp.	27,000	22,740
	XPEC Entertainment, Inc.	17,960	1,498
	Xxentria Technology Materials Corp.	27,000	49,100
#	Yageo Corp.	77,425	1,001,751
*	Yang Ming Marine Transport Corp.	598,215	135,497
	YC INOX Co., Ltd.	75,900	60,614
	Yea Shin International Development Co., Ltd.	79,988	40,130
	Yem Chio Co., Ltd.	175,518	65,223
*	Yeong Guan Energy Technology Group Co., Ltd.	41,401	85,402
	YFC-Boneagle Electric Co., Ltd.	50,000	30,325
	YFY, Inc.	554,000	236,905
	Yi Jinn Industrial Co., Ltd.	92,800	36,573
	Yieh Phui Enterprise Co., Ltd.	420,774	125,685
	Yonyu Plastics Co., Ltd.	38,000	41,890
	Young Fast Optoelectronics Co., Ltd.	52,000	33,784
	Youngtek Electronics Corp.	56,160	94,956
	Yuanta Financial Holding Co., Ltd.	1,508,918	860,051
	Yuanta Futures Co., Ltd.	14,000	25,269
	Yuen Chang Stainless Steel Co., Ltd.	30,000	15,943
	Yulon Finance Corp.	79,200	265,925
	Yulon Motor Co., Ltd.	452,000	261,759
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	32,253
	Yungshin Construction & Development Co., Ltd.	14,000	14,641
	YungShin Global Holding Corp.	42,800	63,856
	Zeng Hsing Industrial Co., Ltd.	32,000	139,751
	Zenitron Corp.	78,000	48,841
	Zero One Technology Co., Ltd.	35,000	38,782
	Zhen Ding Technology Holding, Ltd.	193,000	692,545
	Zig Sheng Industrial Co., Ltd.	168,000	43,115
	Zinwell Corp.	137,000	72,886
	Zippy Technology Corp.	55,000	66,060
	ZongTai Real Estate Development Co., Ltd.	74,700	80,960

TOTAL TAIWAN			157,334,554

THAILAND — (0.7%)
	AAPICO Hitech PCL	12,000	3,394
	Advanced Info Service PCL	83,800	512,823
	Advanced Information Technology PCL, Class F	56,800	31,424
	AEON Thana Sinsap Thailand PCL	29,800	121,116
	After You PCL	82,900	22,675
	Airports of Thailand PCL	172,400	331,692
	AJ Plast PCL	58,400	17,147
	Amata Corp. PCL	67,300	26,625
	Ananda Development PCL	531,100	27,084
	AP Thailand PCL	1,278,500	199,550
*	Asia Aviation PCL	1,041,900	60,218
	Asia Plus Group Holdings PCL	419,700	22,311

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL	16,400	$8,414
	B Grimm Power PCL	103,600	143,289
	Bangchak Corp. PCL	461,800	264,049
	Bangkok Airways PCL	246,600	44,968
	Bangkok Aviation Fuel Services PCL	90,200	65,793
	Bangkok Bank PCL	9,900	31,822
	Bangkok Bank PCL	35,500	114,109
	Bangkok Chain Hospital PCL	313,200	132,618
	Bangkok Dusit Medical Services PCL, Class F	651,700	418,957
	Bangkok Expressway & Metro PCL	1,397,740	408,241
	Bangkok Land PCL	5,248,900	173,584
	Bangkok Life Assurance PCL	225,600	108,076
*	Bangkok Ranch PCL	236,200	15,477
	Banpu PCL	2,035,000	367,942
	Banpu Power PCL	186,600	89,969
	Beauty Community PCL	746,000	41,733
*	BEC World PCL	756,252	115,933
	Berli Jucker PCL	52,450	65,248
	Better World Green PCL	506,200	6,258
	BTS Group Holdings PCL	263,900	93,798
	Bumrungrad Hospital PCL	103,200	374,780
	Buriram Sugar PCL	74,480	7,735
	Cal-Comp Electronics Thailand PCL, Class F	993,890	44,541
	Carabao Group PCL, Class F	38,100	93,027
	Central Pattana PCL	101,000	152,959
	Central Plaza Hotel PCL	175,100	116,896
*	Central Retail Corp. PCL	27,075	30,962
	CH Karnchang PCL	565,300	298,768
	Charoen Pokphand Foods PCL	916,700	764,979
	Chularat Hospital PCL, Class F	1,103,200	83,878
	CK Power PCL	441,400	51,841
	Com7 PCL, Class F	126,700	84,193
*	Country Group Development PCL	907,200	20,468
*	Country Group Holdings PCL	420,300	9,743
	CP ALL PCL	385,700	846,382
	Delta Electronics Thailand PCL	27,000	37,344
	Demco PCL	239,200	17,743
	Dhipaya Insurance PCL	133,200	91,805
	Diamond Building Products PCL	227,200	37,217
	Do Day Dream PCL	11,500	5,403
	Dynasty Ceramic PCL	1,001,020	47,027
	Eastern Polymer Group PCL, Class F	158,200	22,687
	Eastern Power Group PCL	179,764	19,224
	Eastern Water Resources Development and Management PCL, Class F	233,400	72,137
	Electricity Generating PCL	22,100	195,352
	Energy Absolute PCL	183,300	228,027
	Erawan Group PCL (The)	879,800	83,752
	Esso Thailand PCL	514,700	85,903
	Forth Corp. PCL	52,900	8,911
	Forth Smart Service PCL	86,500	16,308
	Fortune Parts Industry PCL, Class F	77,300	4,874
	GFPT PCL	176,100	62,047
	Global Green Chemicals PCL, Class F	118,100	29,931
	Global Power Synergy PCL, Class F	92,731	202,056
	Gunkul Engineering PCL	506,900	41,360
	Haad Thip PCL	13,900	7,905
	Hana Microelectronics PCL	243,000	217,802
	Home Product Center PCL	636,320	267,469
	Ichitan Group PCL	155,600	28,134

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	347,100	$308,426
	Interhides PCL	188,000	12,667
	Interlink Communication PCL	52,200	5,614
	Intouch Holdings PCL	14,300	23,645
	Intouch Holdings PCL, Class F	23,600	39,023
	IRPC PCL	3,747,000	310,368
	Italian-Thai Development PCL	1,131,400	47,557
	Jasmine International PCL	2,172,500	265,897
	JWD Infologistics PCL	76,700	15,883
	Kang Yong Electric PCL	100	742
	Karmarts PCL	338,400	34,096
	Kasikornbank PCL	12,200	32,522
	Kasikornbank PCL	120,100	320,155
	KCE Electronics PCL	233,100	126,078
*	KGI Securities Thailand PCL	584,100	69,684
	Khon Kaen Sugar Industry PCL	523,596	31,718
	Kiatnakin Bank PCL	107,700	140,637
	Krung Thai Bank PCL	516,000	175,429
	Krungthai Card PCL	414,000	435,049
	Land & Houses PCL	70,900	16,216
	Land & Houses PCL	316,600	72,410
	Lanna Resources PCL	121,200	22,476
	LH Financial Group PCL	2,541,500	77,765
*	Loxley PCL	909,200	35,969
	LPN Development PCL	690,500	76,402
	Major Cineplex Group PCL	245,200	109,887
	Maybank Kim Eng Securities Thailand PCL	17,100	3,462
	MBK PCL	218,200	107,229
	MC Group PCL	44,800	11,146
*	MCOT PCL	39,800	7,442
	MCS Steel PCL	101,800	29,890
	Mega Lifesciences PCL	100,400	89,989
	Minor International PCL	805,870	525,540
	MK Restaurants Group PCL	60,200	102,333
*	Mono Technology PCL, Class F	829,300	57,927
*	Muangthai Capital PCL	133,900	196,577
	Namyong Terminal PCL	161,200	18,534
	Netbay PCL	22,700	21,925
	Noble Development PCL	54,000	22,865
*	Nusasiri PCL	1,884,200	23,294
	Origin Property PCL, Class F	285,200	40,019
*	Padaeng Industry PCL	110,500	15,300
	Plan B Media Pcl, Class F	618,300	94,403
	Platinum Group PCL (The), Class F	123,500	11,833
	Polyplex Thailand PCL	171,000	73,992
	Power Solution Technologies PCL, Class F	1,755,000	18,985
*	Precious Shipping PCL	287,800	34,157
	Premier Marketing PCL	152,100	28,911
	Prima Marine PCL	355,600	70,889
*	Principal Capital PCL	74,100	6,642
	Property Perfect PCL	3,067,000	33,177
	Pruksa Holding PCL	319,400	107,602
	PTG Energy PCL	448,900	191,464
	PTT Exploration & Production PCL	296,000	773,049
	PTT Global Chemical PCL	371,100	432,979
	PTT PCL	984,500	1,080,196
	Pylon PCL	123,600	16,045
	Quality Houses PCL	4,249,383	273,179
	Raimon Land PCL	1,256,400	19,028

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	75,000	$52,851
	Ratch Group PCL	6,100	12,537
	Ratch Group PCL	89,900	184,774
	Ratchthani Leasing PCL	679,625	83,181
*	Regional Container Lines PCL	128,700	11,933
	Rojana Industrial Park PCL	791,857	102,791
	RS PCL	122,100	41,889
	Sabina PCL	82,500	44,112
	Saha Pathana Inter-Holding PCL	18,900	34,318
*	Sahakol Equipment PCL	130,700	6,463
	Sahamitr Pressure Container PCL	69,300	14,350
	Saha-Union PCL	22,400	25,443
	Samart Corp. PCL	137,600	21,477
	Samart Telcoms PCL	70,100	12,566
	Sansiri PCL	5,327,000	116,896
	Sappe PCL	67,600	34,892
	SC Asset Corp. PCL	708,025	43,766
	SEAFCO PCL	144,243	23,405
	Sena Development PCL	241,700	16,733
	Sermsang Power Corp. Co., Ltd.	61,200	12,862
	Siam Cement PCL (The)	20,400	218,155
	Siam Cement PCL (The)	5,100	54,539
	Siam City Cement PCL	10,668	39,401
	Siam Commercial Bank PCL (The)	77,300	163,655
	Siam Future Development PCL	615,720	89,442
	Siam Global House PCL	370,133	154,437
	Siam Wellness Group PCL, Class F	171,300	47,120
	Siamgas & Petrochemicals PCL	423,600	107,356
	Singer Thailand PCL	49,700	8,525
	Singha Estate PCL	624,000	32,208
	Sino-Thai Engineering & Construction PCL	33,700	16,144
	Somboon Advance Technology PCL	148,200	52,217
	SPCG PCL	242,800	130,574
	Sri Trang Agro-Industry PCL	457,340	183,756
*	Sriracha Construction PCL	11,900	2,427
	Srisawad Corp. PCL	222,267	369,243
	Star Petroleum Refining PCL	774,000	139,944
	STP & I PCL	412,920	63,811
	Supalai PCL	831,200	382,781
	Super Energy Corp. PCL	8,056,000	144,413
	Synnex Thailand PCL	150,590	28,857
	Syntec Construction PCL	531,900	22,358
	Taokaenoi Food & Marketing PCL, Class F	200,800	44,684
*	Tata Steel Thailand PCL	830,200	8,467
*	Thai Airways International PCL	443,400	100,726
	Thai Nakarin Hospital PCL	12,500	11,494
	Thai Oil PCL	345,400	437,688
*	Thai Reinsurance PCL	297,000	5,416
	Thai Solar Energy PCL, Class F	312,228	28,371
	Thai Stanley Electric PCL, Class F	6,800	26,902
	Thai Union Group PCL, Class F	523,800	212,078
	Thai Vegetable Oil PCL	201,500	152,581
	Thai Wah PCL, Class F	77,600	8,011
	Thaicom PCL	290,200	34,083
	Thaifoods Group PCL	701,000	82,764
	Thaire Life Assurance PCL	197,200	18,407
	Thanachart Capital PCL	203,400	231,029
	Thitikorn PCL	33,700	9,270
	Thoresen Thai Agencies PCL	466,800	42,994

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL	71,900	$39,778
	TIPCO Foods PCL	132,600	23,770
	Tisco Financial Group PCL	31,000	70,422
	Tisco Financial Group PCL	37,100	84,279
	TKS Technologies PCL	98,500	15,526
	TMB Bank PCL	5,313,712	157,662
	TMT Steel PCL	109,200	12,690
	TOA Paint Thailand PCL	69,900	81,015
	Total Access Communication PCL	145,300	189,737
	Total Access Communication PCL	122,300	159,703
	TPI Polene PCL	2,384,500	88,438
	TPI Polene Power PCL	1,084,900	131,442
	TQM Corp. PCL	9,700	23,609
	True Corp. PCL	5,305,965	547,734
	TTCL PCL	44,100	4,498
	TTW PCL	458,500	189,890
*	U City PCL, Class F	1,188,000	48,834
	Union Auction PCL	164,600	33,322
	Unique Engineering & Construction PCL	383,500	72,895
	United Paper PCL	151,300	44,892
	Univentures PCL	425,400	43,125
*	Vanachai Group PCL	243,000	14,796
	VGI PCL	164,800	42,531
	Vibhavadi Medical Center PCL	878,900	44,821
	Vinythai PCL	122,600	86,015
	WHA Corp. PCL	2,074,700	175,697
	WHA Utilities and Power PCL	205,600	29,993
	Workpoint Entertainment PCL	81,820	25,794

TOTAL THAILAND			23,530,700

TURKEY — (0.2%)
	Adana Cimento Sanayii TAS, Class A	8,467	11,679
*	Akbank T.A.S.	215,231	181,698
	Aksa Akrilik Kimya Sanayii A.S.	84,735	76,889
*	Aksa Enerji Uretim A.S.	67,910	37,014
	Aksigorta A.S.	52,333	44,755
#	Alarko Holding A.S.	70,508	45,786
#*	Albaraka Turk Katilim Bankasi A.S.	328,709	59,800
	Alkim Alkali Kimya A.S.	4,427	36,978
	Anadolu Anonim Turk Sigorta Sirketi	59,865	43,307
	Anadolu Cam Sanayii A.S.	181,808	107,241
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	36,246	95,086
	Anadolu Hayat Emeklilik A.S.	37,705	34,761
*	Arcelik A.S.	46,477	109,100
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	14,018	54,532
	Aygaz A.S.	15,260	22,531
#*	Bera Holding A.S.	118,593	65,688
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	9,965
	BIM Birlesik Magazalar A.S.	40,857	324,417
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	21,448	29,423
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	4,633
*	Bursa Cimento Fabrikasi A.S.	45,969	25,818
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	13,122	13,348
*	Cimsa Cimento Sanayi VE Ticaret A.S.	29,680	33,020
	Coca-Cola Icecek A.S.	33,693	178,245
	Dogan Sirketler Grubu Holding A.S.	492,406	126,931
	EGE Endustri VE Ticaret A.S.	351	27,612
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	75,296	51,378
	Enerjisa Enerji A.S.	61,562	67,801

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi A.S.	77,379	$67,034
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	8,498	23,305
	Eregli Demir ve Celik Fabrikalari TAS	88,915	102,510
#*	Fenerbahce Futbol A.S.	11,914	17,579
	Ford Otomotiv Sanayi A.S.	11,312	102,079
*	Global Yatirim Holding A.S.	60,308	28,325
	Goodyear Lastikleri TAS	39,372	27,329
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	29,720
*	GSD Holding A.S.	29,592	6,279
#*	Gubre Fabrikalari TAS	19,511	44,728
	Hektas Ticaret TAS	108,114	210,634
*	Ihlas Holding A.S.	323,517	30,191
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	42,506
#*	Is Finansal Kiralama A.S.	35,715	17,061
#	Is Yatirim Menkul Degerler A.S., Class A	97,764	78,563
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	76,242	24,633
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	349,100	109,965
	KOC Holding A.S.	38,439	84,345
	Kordsa Teknik Tekstil A.S.	29,285	47,422
*	Koza Altin Isletmeleri A.S.	10,534	107,365
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	63,650
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	109,531
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	51,278
*	Migros Ticaret A.S.	38,967	164,664
*	NET Holding A.S.	112,186	34,264
*	Netas Telekomunikasyon A.S.	5,037	9,516
	Nuh Cimento Sanayi A.S.	13,762	19,857
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	162,283	41,724
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	35,735
#*	Pegasus Hava Tasimaciligi A.S.	31,666	240,077
*	Petkim Petrokimya Holding A.S.	158,718	80,667
#	Polisan Holding A.S.	14,415	5,097
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	103,364	81,494
*	Sekerbank Turk A.S.	137,814	19,697
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	67,937
	Soda Sanayii A.S.	36,652	30,666
#	Tat Gida Sanayi A.S.	29,962	32,738
	TAV Havalimanlari Holding A.S.	79,416	206,869
	Tekfen Holding A.S.	69,811	142,497
*	Teknosa Ic Ve Dis Ticaret A.S.	16,105	16,584
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	107,222
	Trakya Cam Sanayii A.S.	188,725	87,299
*	Tupras Turkiye Petrol Rafinerileri A.S.	11,001	142,860
#*	Turcas Petrol A.S.	44,944	17,443
*	Turk Hava Yollari AO	151,960	232,495
*	Turk Telekomunikasyon A.S.	64,091	67,713
	Turkcell Iletisim Hizmetleri A.S.	117,377	233,835
*	Turkiye Garanti Bankasi A.S.	199,174	237,800
*	Turkiye Halk Bankasi A.S.	176,715	131,556
*	Turkiye Is Bankasi A.S., Class C	242,131	171,879
*	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	87,629
	Turkiye Sise ve Cam Fabrikalari A.S.	184,450	128,134
*	Turkiye Vakiflar Bankasi TAO, Class D	226,508	146,927
*	Ulker Biskuvi Sanayi A.S.	49,077	166,590
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	62,067
*	Yapi ve Kredi Bankasi A.S.	237,267	71,430
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	58,287
#*	Zorlu Enerji Elektrik Uretim A.S.	119,076	21,516

TOTAL TURKEY			6,748,233

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	82,551	$99,213
	Abu Dhabi Islamic Bank PJSC	131,687	128,005
	Air Arabia PJSC	373,088	115,313
	Aldar Properties PJSC	396,033	193,319
	Arabtec Holding PJSC	67,000	12,825
	Aramex PJSC	89,880	73,648
*	DAMAC Properties Dubai Co. PJSC	141,636	23,711
*	Deyaar Development PJSC	327,161	25,585
	Dubai Financial Market PJSC	329,500	65,636
	Dubai Islamic Bank PJSC	89,745	89,527
*	DXB Entertainments PJSC	350,000	14,881
	Emirates Telecommunications Group Co. PJSC	6,421	26,983
	First Abu Dhabi Bank PJSC	69,437	216,527
*	Manazel Real Estate PJSC	127,684	10,789
	National Central Cooling Co. PJSC	31,165	17,836
	RAK Properties PJSC	181,489	18,244

TOTAL UNITED ARAB EMIRATES			1,132,042

UNITED KINGDOM — (9.2%)
	3i Group P.L.C.	146,384	1,438,056
	4imprint Group P.L.C.	7,131	167,896
	888 Holdings P.L.C.	99,747	181,131
	A.G. Barr P.L.C.	39,926	248,017
	AA P.L.C.	173,957	59,237
	Admiral Group P.L.C.	29,846	870,923
	Advanced Medical Solutions GrouAdvanced Medical Solutions Group P.L.C.	2,858	8,734
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	127,945	737,815
	Air Partner P.L.C.	18,918	9,239
	Alliance Pharma P.L.C.	39,971	38,011
	Allied Minds P.L.C.	20,492	8,107
	Anglo American P.L.C.	363,018	6,456,293
	Anglo Pacific Group P.L.C.	47,509	94,856
	Anglo-Eastern Plantations P.L.C.	4,452	26,862
	Antofagasta P.L.C.	61,951	634,373
	Arrow Global Group P.L.C.	79,490	100,931
	Ascential P.L.C.	3,960	12,576
#	Ashmore Group P.L.C.	142,899	681,319
	Ashtead Group P.L.C.	76,598	2,092,292
*	ASOS P.L.C.	1,336	40,309
	Associated British Foods P.L.C.	40,471	960,754
	AstraZeneca P.L.C., Sponsored ADR	170,655	8,921,843
	AstraZeneca P.L.C.	22,201	2,322,047
	Auto Trader Group P.L.C.	369,799	2,128,749
	AVEVA Group P.L.C.	3,045	136,666
	Aviva P.L.C.	663,797	2,007,408
	Avon Rubber P.L.C.	7,418	247,131
	B&M European Value Retail SA	396,415	1,657,786
	Babcock International Group P.L.C.	243,328	1,288,827
	BAE Systems P.L.C.	340,458	2,171,588
	Balfour Beatty P.L.C.	179,849	585,355
	Bank of Georgia Group P.L.C.	16,230	203,710
#	Barclays P.L.C., Sponsored ADR	282,931	1,496,705
	Barclays P.L.C.	467,208	623,862
	Barratt Developments P.L.C.	119,979	782,186
	Beazley P.L.C.	103,941	513,940
	Begbies Traynor Group P.L.C.	13,528	17,675
	Bellway P.L.C.	84,109	2,814,398

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Berkeley Group Holdings P.L.C.	21,231	$1,114,480
	BHP Group P.L.C., ADR	109,958	3,676,996
	BHP Group P.L.C.	106,827	1,793,088
	Biffa P.L.C.	21,832	60,348
	Bloomsbury Publishing P.L.C.	27,020	70,045
	Bodycote P.L.C.	122,482	896,063
*	Boohoo Group P.L.C.	127,019	516,132
	BP P.L.C., Sponsored ADR	503,098	11,973,732
	BP P.L.C.	280,012	1,103,363
	Braemar Shipping Services P.L.C.	11,607	14,888
	Brewin Dolphin Holdings P.L.C.	148,837	512,825
	British American Tobacco P.L.C.	116,122	4,475,831
	Britvic P.L.C.	102,140	940,170
	BT Group P.L.C.	2,747,043	4,003,872
	Bunzl P.L.C.	33,940	736,659
	Burberry Group P.L.C.	62,345	1,082,529
	Burford Capital, Ltd.	38,442	241,486
*	Cairn Energy P.L.C.	372,762	525,201
*	Capita P.L.C.	396,458	194,125
	Capital & Counties Properties P.L.C.	196,276	409,903
	Card Factory P.L.C.	165,768	87,354
	CareTech Holdings P.L.C.	12,896	68,195
	Carnival P.L.C.	1,122	15,461
#	Carnival P.L.C., ADR	15,705	218,614
	Castings P.L.C.	1,541	6,363
	Centamin P.L.C.	503,005	973,905
	Central Asia Metals P.L.C.	15,128	27,113
	Centrica P.L.C.	2,185,621	1,093,152
	Chemring Group P.L.C.	77,510	192,789
	Chesnara P.L.C.	21,559	90,209
	Cineworld Group P.L.C.	455,588	375,604
*	Circassia Pharmaceuticals P.L.C.	6,887	2,423
	City of London Investment Group P.L.C.	2,778	10,745
	Clarkson P.L.C.	7,327	229,998
	Clipper Logistics P.L.C.	7,902	21,123
	Close Brothers Group P.L.C.	57,055	782,395
	CLS Holdings P.L.C.	43,689	113,240
	CMC Markets P.L.C.	71,447	180,303
	Coca-Cola HBC AG	35,700	904,592
	Compass Group P.L.C.	152,936	2,573,510
	Computacenter P.L.C.	48,547	887,239
*	Concentric AB	13,349	150,490
	Connect Group P.L.C.	25,999	6,375
	ConvaTec Group P.L.C.	247,741	661,697
	Costain Group P.L.C.	61,092	60,620
	Countryside Properties P.L.C.	18,461	94,055
*	Countrywide P.L.C.	6,335	5,390
	Cranswick P.L.C.	19,404	907,597
	Crest Nicholson Holdings P.L.C.	124,671	401,713
	Croda International P.L.C.	15,635	958,747
	CVS Group P.L.C.	1,146	13,184
	Daejan Holdings P.L.C.	1,616	163,643
	Daily Mail & General Trust P.L.C., Class A	40,051	355,679
	Dart Group P.L.C.	20,824	168,235
	DCC P.L.C.	6,493	461,710
	De La Rue P.L.C.	35,365	29,743
#	Debenhams P.L.C.	368,181	0
	Devro P.L.C.	103,536	207,124
	DFS Furniture P.L.C.	8,387	15,963

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo P.L.C., Sponsored ADR	19,256	$2,669,844
	Diageo P.L.C.	19,191	660,743
*	Dialog Semiconductor P.L.C.	30,505	958,005
	Dignity P.L.C.	18,991	57,997
	Diploma P.L.C.	58,430	1,266,452
	Direct Line Insurance Group P.L.C.	485,713	1,654,842
	DiscoverIE Group P.L.C.	10,997	68,818
	Dixons Carphone P.L.C.	478,499	465,152
	Domino’s Pizza Group P.L.C.	148,466	643,360
	Drax Group P.L.C.	212,485	557,051
	DS Smith P.L.C.	309,752	1,214,522
	Dunelm Group P.L.C.	37,503	433,302
	easyJet P.L.C.	48,307	365,911
	Electrocomponents P.L.C.	176,735	1,283,806
	Elementis P.L.C.	225,641	198,617
	EMIS Group P.L.C.	15,511	204,473
#*	EnQuest P.L.C.	751,951	107,477
	Epwin Group P.L.C.	22,733	23,526
	Equiniti Group P.L.C.	95,496	205,882
	Essentra P.L.C.	79,859	280,296
	Euromoney Institutional Investor P.L.C.	15,831	164,510
	Evraz P.L.C.	100,308	332,401
	Experian P.L.C.	71,346	2,142,546
	FDM Group Holdings P.L.C.	19,684	185,482
	Ferguson P.L.C.	23,392	1,686,623
	Ferrexpo P.L.C.	197,807	334,963
	Fevertree Drinks P.L.C.	26,523	578,897
*	Firstgroup P.L.C.	788,323	663,816
	Flowtech Fluidpower P.L.C.	12,279	12,130
	Forterra P.L.C.	3,331	10,093
*	Foxtons Group P.L.C.	120,683	64,596
*	Frasers Group P.L.C.	130,294	426,405
	Fresnillo P.L.C.	22,304	198,131
	Fuller Smith & Turner P.L.C., Class A	2,651	23,395
	G4S P.L.C.	384,168	527,379
	Galliford Try Holdings P.L.C.	65,176	123,377
	Games Workshop Group P.L.C.	11,194	847,213
*	Gamesys Group P.L.C.	13,921	153,811
	Gamma Communications P.L.C.	8,932	150,018
*	Gem Diamonds, Ltd.	49,479	23,736
	Genel Energy P.L.C.	50,158	73,639
	Genus P.L.C.	10,191	437,828
*	Georgia Capital P.L.C.	9,995	52,768
	GlaxoSmithKline P.L.C., Sponsored ADR	155,405	6,537,888
	GlaxoSmithKline P.L.C.	146,203	3,050,174
	Glencore P.L.C.	1,259,075	2,358,800
	Go-Ahead Group P.L.C. (The)	23,895	403,250
	GoCo Group P.L.C.	89,528	93,689
	Gooch & Housego P.L.C.	1,366	18,276
	Grafton Group P.L.C.	62,669	500,061
	Grainger P.L.C.	229,022	769,449
	Greggs P.L.C.	47,674	1,096,558
	Gulf Keystone Petroleum, Ltd.	64,883	64,944
	GVC Holdings P.L.C.	189,075	1,794,668
	Gym Group P.L.C. (The)	7,599	15,915
	H&T Group P.L.C.	2,446	9,559
	Halfords Group P.L.C.	145,161	197,970
	Halma P.L.C.	71,364	1,876,187
	Hargreaves Lansdown P.L.C.	35,077	634,700

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hastings Group Holdings P.L.C.	113,424	$259,900
	Hays P.L.C.	948,433	1,292,167
	Headlam Group P.L.C.	18,512	69,792
	Helical P.L.C.	58,066	263,759
	Henry Boot P.L.C.	4,400	13,043
	Highland Gold Mining, Ltd.	94,560	279,209
	Hikma Pharmaceuticals P.L.C.	11,843	352,732
	Hill & Smith Holdings P.L.C.	41,313	598,916
	Hilton Food Group P.L.C.	3,648	51,391
	Hiscox, Ltd.	70,714	622,085
	Hochschild Mining P.L.C.	97,500	170,102
	Hollywood Bowl Group P.L.C.	24,845	51,165
	HomeServe P.L.C.	143,014	2,003,285
*	Horizon Discovery Group P.L.C.	20,377	26,530
	Hostelworld Group P.L.C.	8,167	7,869
	Howden Joinery Group P.L.C.	275,721	1,818,161
	HSBC Holdings P.L.C.	32,568	167,398
#	HSBC Holdings P.L.C., Sponsored ADR	274,328	7,058,459
	Hunting P.L.C.	69,180	158,588
	Huntsworth P.L.C.	57,946	78,449
	Hyve Group P.L.C.	298,604	85,752
	Ibstock P.L.C.	154,386	390,512
*	IDOX P.L.C.	32,237	16,035
	IG Group Holdings P.L.C.	148,799	1,410,352
*	IGas Energy P.L.C.	8,300	3,019
	IMI P.L.C.	158,730	1,650,487
	Imperial Brands P.L.C., Sponsored ADR	658	13,911
	Imperial Brands P.L.C.	97,648	2,054,363
	Inchcape P.L.C.	218,783	1,378,134
*	Indivior P.L.C.	389,857	242,177
	Informa P.L.C.	156,879	866,576
#	InterContinental Hotels Group P.L.C., ADR	13,252	603,780
	InterContinental Hotels Group P.L.C.	2,901	132,139
	Intermediate Capital Group P.L.C.	61,223	866,103
	International Consolidated Airlines Group SA	168,445	469,859
	International Personal Finance P.L.C.	119,000	83,866
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	1,465,543
	Investec P.L.C.	235,726	483,793
	iomart Group P.L.C.	2,055	8,281
*	IP Group P.L.C.	131,593	91,667
	ITV P.L.C.	1,056,150	1,014,094
	J D Wetherspoon P.L.C.	64,651	769,601
	J Sainsbury P.L.C.	649,287	1,615,941
	James Fisher & Sons P.L.C.	23,036	391,771
	James Halstead P.L.C.	4,469	28,078
	JD Sports Fashion P.L.C.	230,068	1,524,964
	John Laing Group P.L.C.	72,609	333,105
	John Menzies P.L.C.	53,819	85,676
	John Wood Group P.L.C.	357,146	904,324
	Johnson Matthey P.L.C.	39,274	984,031
	Joules Group P.L.C.	6,458	8,279
	Jupiter Fund Management P.L.C.	198,157	544,729
*	Just Group P.L.C.	378,170	264,546
	Kainos Group P.L.C.	18,202	160,129
	KAZ Minerals P.L.C.	137,275	713,986
	Keller Group P.L.C.	37,930	293,031
#*	Kier Group P.L.C.	39,973	41,846
	Kin & Carta P.L.C.	56,339	42,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Kingfisher P.L.C.	741,333	$1,470,650
*	Lamprell P.L.C.	55,247	8,352
	Lancashire Holdings, Ltd.	61,751	475,087
	Legal & General Group P.L.C.	937,172	2,409,469
*	Liberty Global P.L.C., Class A	4,557	88,508
*	Liberty Global P.L.C., Class C	11,158	204,298
	Liontrust Asset Management P.L.C.	11,154	150,412
	Lloyds Banking Group P.L.C.	5,692,338	2,303,166
	Lloyds Banking Group P.L.C., ADR	599,055	940,516
	London Stock Exchange Group P.L.C.	6,709	627,941
	Lookers P.L.C.	182,089	57,921
*	Low & Bonar P.L.C.	18,759	3,520
	LSL Property Services P.L.C.	15,939	32,388
	Luceco P.L.C.	17,334	20,254
	M&C Saatchi P.L.C.	1,840	883
	M&G P.L.C.	428,377	710,174
	Man Group P.L.C.	599,090	1,003,719
	Marks & Spencer Group P.L.C.	833,158	970,684
	Marshalls P.L.C.	130,285	1,043,472
	Marston’s P.L.C.	324,326	154,434
	McBride P.L.C.	101,385	75,247
	McCarthy & Stone P.L.C.	166,955	148,647
	McColl’s Retail Group P.L.C.	16,764	8,975
	Mears Group P.L.C.	52,545	108,808
	Mediclinic International P.L.C.	20,931	65,432
	Mediclinic International P.L.C.	192,089	624,552
	Meggitt P.L.C.	199,662	699,147
	Melrose Industries P.L.C.	749,015	936,196
	Micro Focus International P.L.C., Sponsored ADR	17,726	105,116
	Micro Focus International P.L.C.	43,029	255,107
	Midwich Group P.L.C.	10,528	61,716
*	Mitchells & Butlers P.L.C.	101,371	226,405
	Mitie Group P.L.C.	152,499	141,935
	MJ Gleeson P.L.C.	192	1,820
	Mondi P.L.C.	92,818	1,639,101
	Mondi P.L.C.	35,892	639,597
	Moneysupermarket.com Group P.L.C.	203,294	809,981
	Morgan Advanced Materials P.L.C.	225,138	621,047
	Morgan Sindall Group P.L.C.	12,290	198,033
	Morses Club P.L.C.	4,000	3,986
	Mortgage Advice Bureau Holdings, Ltd.	1,856	13,397
	Motorpoint group P.L.C.	12,001	29,348
	N Brown Group P.L.C.	69,772	21,622
	NAHL Group P.L.C.	4,678	2,581
#	Naked Wines P.L.C.	18,703	86,389
	National Express Group P.L.C.	233,331	802,923
	National Grid P.L.C.	34,583	405,270
#	National Grid P.L.C., Sponsored ADR	26,414	1,546,809
	NCC Group P.L.C.	32,322	66,772
	Next P.L.C.	16,529	984,114
*	Ninety One P.L.C.	117,862	251,915
*	NMC Health P.L.C.	8,350	2,838
	Non-Standard Finance P.L.C.	16,800	2,756
	Norcros P.L.C.	10,981	22,112
	Numis Corp. P.L.C.	8,473	28,337
*	Ocado Group P.L.C.	11,181	225,830
	On the Beach Group P.L.C.	53,715	187,946
	OneSavings Bank P.L.C.	104,571	320,935
	Oxford Instruments P.L.C.	26,628	410,459

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pagegroup P.L.C.	177,318	$839,238
	Pan African Resources P.L.C.	92,070	15,415
	Paragon Banking Group P.L.C.	137,990	577,729
	PayPoint P.L.C.	31,673	263,881
	Pearson P.L.C.	48,693	280,795
	Pearson P.L.C., Sponsored ADR	103,768	608,080
*	Pendragon P.L.C.	667,688	67,868
	Pennon Group P.L.C.	152,144	2,094,999
	Persimmon P.L.C.	54,689	1,515,226
*	Petra Diamonds, Ltd.	383,600	10,426
#	Petrofac, Ltd.	109,115	270,056
#*	Petropavlovsk P.L.C.	1,019,318	327,435
	Pets at Home Group P.L.C.	189,585	607,012
	Pharos Energy P.L.C.	110,586	24,823
	Phoenix Group Holdings P.L.C.	176,166	1,336,804
	Photo-Me International P.L.C.	152,834	90,013
	Playtech P.L.C.	140,669	412,690
	Plus500, Ltd.	28,864	452,393
	Polar Capital Holdings P.L.C.	3,537	17,743
	Polypipe Group P.L.C.	76,646	480,802
*	Premier Foods P.L.C.	396,869	227,618
	Premier Miton Group P.L.C.	5,647	7,001
#*	Premier Oil P.L.C.	651,595	266,080
	Provident Financial P.L.C.	42,204	102,916
#	Prudential P.L.C., ADR	58,865	1,663,525
*	PureTech Health P.L.C.	1,784	5,879
	PZ Cussons P.L.C.	90,040	212,053
	QinetiQ Group P.L.C.	205,629	786,357
	Quilter P.L.C.	492,365	761,470
	Rank Group P.L.C.	54,918	112,698
	Rathbone Brothers P.L.C.	10,568	200,891
*	Raven Property Group, Ltd.	38,191	17,011
	Reach P.L.C.	144,003	142,673
	Reckitt Benckiser Group P.L.C.	19,933	1,660,414
	Redde Northgate P.L.C.	81,893	184,749
	Redrow P.L.C.	145,310	844,299
	RELX P.L.C., Sponsored ADR	52,014	1,178,628
	RELX P.L.C.	38,132	860,326
	RELX P.L.C.	48,598	1,105,904
	Renewi P.L.C.	222,728	71,135
	Renishaw P.L.C.	15,715	695,538
	Rentokil Initial P.L.C.	243,890	1,451,051
	Restaurant Group P.L.C. (The)	293,108	199,382
#	Rhi Magnesita NV	7,801	242,018
	Rhi Magnesita NV	7,100	218,089
	Ricardo P.L.C.	11,242	55,122
	Rightmove P.L.C.	222,836	1,393,268
	Rio Tinto P.L.C.	2,919	135,496
	Rio Tinto P.L.C., Sponsored ADR	172,914	7,986,898
	RM P.L.C.	3,746	10,134
	Robert Walters P.L.C.	7,903	41,970
	Rolls-Royce Holdings P.L.C.	174,732	723,207
	Rotork P.L.C.	497,866	1,552,058
	Royal Bank of Scotland Group P.L.C.	249,808	348,510
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	181,642	514,047
	Royal Dutch Shell P.L.C., Class A	34,402	566,404
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	5,337,475
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	227,403	7,270,074
	Royal Dutch Shell P.L.C., Class B	38,017	608,601

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Mail P.L.C.	271,132	$565,813
	RPS Group P.L.C.	130,319	85,359
	RSA Insurance Group P.L.C.	217,831	987,222
	Sabre Insurance Group P.L.C.	7,460	26,573
	Saga P.L.C.	312,217	63,973
	Sage Group P.L.C. (The)	138,301	1,112,285
*	San Leon Energy P.L.C.	30,092	9,761
*	Savannah Energy P.L.C.	21,712	2,122
	Savills P.L.C.	77,686	945,736
	Schroders P.L.C.	12,517	418,063
	Schroders P.L.C.	6,449	172,214
	ScS Group P.L.C.	4,075	8,369
*	SDL P.L.C.	14,845	92,444
	Senior P.L.C.	214,188	174,909
	Severfield P.L.C.	28,954	25,153
	Severn Trent P.L.C.	24,285	728,733
	SIG P.L.C.	286,853	86,525
	Signature Aviation P.L.C.	255,453	627,370
	Smith & Nephew P.L.C.	60,091	1,175,926
	Smiths Group P.L.C.	30,598	476,423
	Softcat P.L.C.	50,014	710,182
	Spectris P.L.C.	22,012	742,260
	Speedy Hire P.L.C.	170,632	133,396
	Spirax-Sarco Engineering P.L.C.	14,842	1,624,319
	Spire Healthcare Group P.L.C.	175,691	213,172
	Spirent Communications P.L.C.	162,626	491,939
*	Sportech P.L.C.	15,125	3,264
	SSE P.L.C.	168,400	2,641,416
	SSP Group P.L.C.	167,810	593,073
	St James’s Place P.L.C.	154,241	1,642,386
	St. Modwen Properties P.L.C.	99,425	460,752
	Stagecoach Group P.L.C.	325,624	305,313
	Standard Chartered P.L.C.	458,850	2,344,578
	Standard Life Aberdeen P.L.C.	404,982	1,121,663
	SThree P.L.C.	35,092	95,066
	Stobart Group, Ltd.	69,365	54,083
	Stock Spirits Group P.L.C.	49,993	118,380
*	Studio Retail Group P.L.C.	7,838	18,648
	Superdry P.L.C.	28,193	44,936
	Synthomer P.L.C.	262,260	934,779
	TalkTalk Telecom Group P.L.C.	243,875	253,259
	Tate & Lyle P.L.C.	170,226	1,525,286
	Tatton Asset Management P.L.C.	4,491	14,866
	Taylor Wimpey P.L.C.	1,400,120	2,585,797
	Ted Baker P.L.C.	16,365	31,529
	Telecom Plus P.L.C.	25,774	429,647
	Tesco P.L.C.	615,413	1,820,278
#	Thomas Cook Group P.L.C.	530,482	0
	Topps Tiles P.L.C.	88,422	39,973
	TP ICAP P.L.C.	233,158	995,402
	Travis Perkins P.L.C.	92,322	1,205,492
	Trifast P.L.C.	21,242	31,501
	TT Electronics P.L.C.	53,172	111,221
	TUI AG	43,709	174,123
	Tullow Oil P.L.C.	807,564	262,134
	Tyman P.L.C.	16,148	34,216
	U & I Group P.L.C.	63,244	79,993
	UDG Healthcare P.L.C.	24,740	195,259
	Ultra Electronics Holdings P.L.C.	40,317	998,135

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Unilever P.L.C., Sponsored ADR	57,062	$2,959,806
	Unilever P.L.C.	29,369	1,512,274
	United Utilities Group P.L.C.	68,559	776,078
	Urban & Civic P.L.C.	8,819	25,259
	Vectura Group P.L.C.	347,986	371,780
	Vertu Motors P.L.C.	184,858	57,292
	Vesuvius P.L.C.	100,525	506,590
	Victrex P.L.C.	21,214	531,537
*	Virgin Money UK P.L.C.	341,003	325,183
	Vistry Group P.L.C.	95,230	967,114
	Vitec Group P.L.C. (The)	3,131	26,487
	Vodafone Group P.L.C.	3,081,511	4,347,007
	Volution Group P.L.C.	6,100	12,688
	Vp P.L.C.	1,242	10,621
	Watkin Jones P.L.C.	48,524	105,260
	Weir Group P.L.C. (The)	52,564	628,174
	WH Smith P.L.C.	41,451	654,288
	Whitbread P.L.C.	26,231	983,997
	William Hill P.L.C.	412,039	590,643
	Wilmington P.L.C.	5,594	8,909
	Wincanton P.L.C.	30,806	89,922
*	Wizz Air Holdings P.L.C.	1,105	39,935
	Wm Morrison Supermarkets P.L.C.	817,706	1,879,230
	WPP P.L.C., Sponsored ADR	4,077	157,821
	WPP P.L.C.	169,462	1,314,876
*	Xaar P.L.C.	12,821	6,818
	Young & Co’s Brewery P.L.C., Class A	375	5,489

TOTAL UNITED KINGDOM			297,256,857

UNITED STATES — (0.1%)
#*	Golden Star Resources, Ltd.	18,080	42,604
#	Ovintiv, Inc.	13,258	83,923
#	Ovintiv, Inc.	85,429	533,952
	Primo Water Corp. 74167P108	25,285	259,424
	Primo Water Corp. BLKVVX9	43,071	440,937
	Samsonite International SA	548,700	466,738
#*	Sundance Energy, Inc.	1,727	5,439

TOTAL UNITED STATES			1,833,017

TOTAL COMMON STOCKS			3,069,435,420

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.3%)
	Alpargatas SA	20,997	105,759
*	AZUL SA	60,000	191,986
	Banco ABC Brasil SA	46,650	122,589
	Banco Bradesco SA	300,153	1,057,013
	Banco do Estado do Rio Grande do Sul SA, Class B	126,225	291,080
	Banco Pan SA	42,644	39,445
	Braskem SA, Class A	31,067	120,774
	Centrais Eletricas Brasileiras SA, Class B	29,900	153,077
	Centrais Eletricas Santa Catarina	1,700	11,848
	Cia de Saneamento do Parana	282,323	258,550
	Cia de Transmissao de Energia Eletrica Paulista	55,468	198,191
	Cia Energetica de Minas Gerais	161,474	282,689
	Cia Energetica de Sao Paulo, Class B	51,200	265,138
	Cia Energetica do Ceara, Class A	3,900	35,400
	Cia Ferro Ligas da Bahia - FERBASA	26,337	81,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Paranaense de Energia	27,200	$272,105
Eucatex SA Industria e Comercio	14,000	12,358
Gerdau SA	365,288	788,628
* Gol Linhas Aereas Inteligentes SA	22,000	50,166
Grazziotin SA	6,900	31,684
Itau Unibanco Holding SA	253,448	1,061,257
Lojas Americanas SA	66,708	305,209
Marcopolo SA	219,947	115,679
Petroleo Brasileiro SA BRPETRACNPR6	813,284	2,699,530
Randon SA Implementos e Participacoes	49,300	77,061
Schulz SA	18,900	28,848
Telefonica Brasil SA	28,570	239,839
Unipar Carbocloro SA	40,652	174,931
Usinas Siderurgicas de Minas Gerais SA, Class A	224,018	197,739

TOTAL BRAZIL		9,270,181

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	15,035	18,369
Embotelladora Andina SA, Class B	87,181	208,215

TOTAL CHILE		226,584

COLOMBIA — (0.0%)
Avianca Holdings SA	166,416	21,144
Banco Davivienda SA	23,683	171,805
Grupo Argos SA	7,594	15,537
Grupo Aval Acciones y Valores SA	140,001	29,881
Grupo de Inversiones Suramericana SA	11,306	53,917

TOTAL COLOMBIA		292,284

GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,687	595,100
Biotest AG	5,953	136,518
Draegerwerk AG & Co. KGaA	3,939	329,637
Fuchs Petrolub SE	23,681	918,244
Henkel AG & Co. KGaA	4,579	406,554
Jungheinrich AG	22,454	405,483
Porsche Automobil Holding SE	26,468	1,336,468
Sartorius AG	7,266	2,041,318
Schaeffler AG	52,285	353,051
Sixt SE	8,513	395,411
STO SE & Co. KGaA	1,089	109,666
Villeroy & Boch AG	5,018	61,486
Volkswagen AG	43,057	5,990,570

TOTAL GERMANY		13,079,506

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	40	1,271

TOTAL PREFERRED STOCKS		22,869,826

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	86,048	41,304
* Pan American Silver Corp. Rights 02/22/29	2,994	1,437
* Tervita Corp. Warrants 07/19/20	966	5

TOTAL CANADA		42,746

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	5,546	$0

FRANCE — (0.0%)
*	Metabolic Explorer SA Warrants 03/19/21	13,465	413

INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	3,959	0

ISRAEL — (0.0%)
*	Arko Holdings, Ltd. Rights 05/10/20	94	928

JAPAN — (0.0%)
*	Chiba Kogyo Bank, Ltd.	29,100	0

NEW ZEALAND — (0.0%)
*	Vista Group International, Ltd.	56	0

NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	19,501	10,126

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 05/29/20	108	1,534

SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	2,438	55

TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	7,249	975
*	Highlight Tech Corp. Rights 05/07/20	872	132
*	Machvision, Inc. Rights 05/11/20	358	1,054
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	90,133	2,243
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	3,011	20

TOTAL TAIWAN			4,424

TOTAL RIGHTS/WARRANTS			60,226

TOTAL INVESTMENT SECURITIES (Cost $3,551,670,846)			3,092,365,472

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	12,376,967	143,213,890

TOTAL INVESTMENTS — (100.0%) (Cost $3,694,851,878)			$3,235,579,362

As of April 30, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	240	06/19/20	$33,202,977	$34,828,800	$1,625,823

Total Futures Contracts			$33,202,977	$34,828,800	$1,625,823

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,921,403	$129,710,786	—	$131,632,189
Austria	—	11,181,619	—	11,181,619
Belgium	530,088	26,058,012	—	26,588,100
Brazil	41,251,337	—	—	41,251,337
Canada	200,778,346	1,005,222	—	201,783,568
Chile	6,428,696	—	—	6,428,696
China	36,837,749	251,163,883	—	288,001,632
Colombia	1,985,914	—	—	1,985,914
Czech Republic	—	1,155,478	—	1,155,478
Denmark	338,436	45,576,014	—	45,914,450
Egypt	111,005	128,982	—	239,987
Finland	—	36,071,125	—	36,071,125
France	854,152	169,170,936	—	170,025,088
Germany	1,739,820	145,886,064	—	147,625,884
Greece	—	1,685,865	—	1,685,865
Hong Kong	79,216	64,588,565	—	64,667,781
Hungary	—	2,521,029	—	2,521,029
India	2,121,424	91,589,229	—	93,710,653
Indonesia	130,140	13,960,812	—	14,090,952
Ireland	8,189,929	10,883,988	—	19,073,917
Israel	2,199,240	15,250,429	—	17,449,669
Italy	229,294	54,620,203	—	54,849,497
Japan	2,419,930	558,569,801	—	560,989,731
Malaysia	—	19,667,007	—	19,667,007
Mexico	18,691,085	106	—	18,691,191
Netherlands	9,691,175	62,724,743	—	72,415,918
New Zealand	—	10,646,919	—	10,646,919
Norway	114,718	16,623,705	—	16,738,423
Peru	319,591	63	—	319,654
Philippines	177,829	8,085,480	—	8,263,309
Poland	—	8,034,263	—	8,034,263
Portugal	—	4,730,060	—	4,730,060
Qatar	—	1,267,487	—	1,267,487
Russia	4,960,710	4,477,674	—	9,438,384
Saudi Arabia	—	2,476,200	—	2,476,200
Singapore	—	22,466,150	—	22,466,150
South Africa	9,220,811	36,074,125	—	45,294,936
South Korea	544,466	119,224,948	—	119,769,414
Spain	410,658	47,028,086	—	47,438,744
Sweden	203,308	61,213,153	—	61,416,461
Switzerland	5,915,376	167,685,960	—	173,601,336
Taiwan	7,303,970	150,030,584	—	157,334,554
Thailand	23,530,700	—	—	23,530,700
Turkey	—	6,748,233	—	6,748,233
United Arab Emirates	—	1,132,042	—	1,132,042
United Kingdom	73,985,288	223,271,569	—	297,256,857
United States	1,366,279	466,738	—	1,833,017
Preferred Stocks
Brazil	9,270,181	—	—	9,270,181
Chile	226,584	—	—	226,584
Colombia	292,284	—	—	292,284
Germany	—	13,079,506	—	13,079,506
South Korea	—	1,271	—	1,271

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Canada	—	$42,746	—	$42,746
France	—	413	—	413
Israel	—	928	—	928
Norway	—	10,126	—	10,126
South Korea	—	1,534	—	1,534
Sweden	—	55	—	55
Taiwan	—	4,424	—	4,424
Securities Lending Collateral	—	143,213,890	—	143,213,890
Futures Contracts**	$1,625,823	—	—	1,625,823

TOTAL	$475,996,955	$2,761,208,230	—	$3,237,205,185

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.8%)
BRAZIL — (4.7%)
	AES Tiete Energia SA	2,287,727	$6,100,157
	AES Tiete Energia SA	681	421
	Aliansce Sonae Shopping Centers SA	583,561	2,995,127
	Alliar Medicos A Frente SA	266,719	514,515
	Alupar Investimento SA	1,230,146	5,105,720
#	Ambev SA, ADR	16,187,017	34,802,097
	Ambev SA	514,820	1,073,587
*	Anima Holding SA	251,359	1,052,972
	Arezzo Industria e Comercio SA	376,980	2,946,294
	Atacadao SA	680,305	2,502,087
#*	Azul SA, ADR	490,810	4,692,144
*	B2W Cia Digital	34,100	459,336
	B3 SA - Brasil Bolsa Balcao	3,138,497	22,174,195
	Banco Bradesco SA, ADR	3,784,282	13,320,672
	Banco Bradesco SA	3,624,163	11,703,103
	Banco BTG Pactual SA	354,135	2,754,723
	Banco do Brasil SA	1,819,892	9,538,043
	Banco Santander Brasil SA	1,141,049	5,665,482
	BB Seguridade Participacoes SA	2,927,761	14,294,499
	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	136,016
	BR Malls Participacoes SA	4,694,640	8,667,718
	BR Properties SA	709,294	1,140,004
*	Brasil Brokers Participacoes SA	26,501	11,696
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,703	975,268
#	Braskem SA, Sponsored ADR	559,977	4,395,819
*	BRF SA	1,993,468	7,108,138
	Camil Alimentos SA	501,366	752,339
	CCR SA	8,956,956	20,342,119
	Centrais Eletricas Brasileiras SA	614,000	2,738,097
#	Cia Brasileira de Distribuicao, ADR	150,971	1,843,356
	Cia Brasileira de Distribuicao	1,056,193	12,861,785
	Cia de Locacao das Americas	869,742	2,124,014
	Cia de Saneamento Basico do Estado de Sao Paulo	1,492,504	11,000,489
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	458,852	3,514,806
	Cia de Saneamento de Minas Gerais-COPASA	477,437	4,214,306
	Cia de Saneamento do Parana	1,248,558	5,900,796
	Cia de Saneamento do Parana	75,900	71,742
#	Cia Energetica de Minas Gerais, Sponsored ADR	732,209	1,259,399
	Cia Energetica de Minas Gerais	641,379	1,140,539
	Cia Hering	668,276	1,838,469
#	Cia Paranaense de Energia, Sponsored ADR	94,134	964,873
	Cia Paranaense de Energia	156,023	1,526,402
#	Cia Siderurgica Nacional SA, Sponsored ADR	3,613,990	5,782,384
	Cia Siderurgica Nacional SA	4,071,690	6,708,903
	Cielo SA	5,163,224	3,854,923
	Cogna Educacao	11,225,297	11,436,059
	Construtora Tenda SA	531,027	2,269,455
*	Cosan Logistica SA	1,240,026	3,502,602
	Cosan SA	742,967	8,244,107
	CSU Cardsystem SA	317,798	576,231
	CVC Brasil Operadora e Agencia de Viagens SA	1,175,060	2,982,002
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,607,737	4,703,855
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	42,591
	Dimed SA Distribuidora da Medicamentos	45,000	193,641
	Direcional Engenharia SA	921,096	1,490,584

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Duratex SA	2,712,498	$4,858,444
*	EcoRodovias Infraestrutura e Logistica SA	1,574,843	3,037,956
	EDP - Energias do Brasil SA	2,381,128	7,443,899
*	Embraer SA	158,400	251,965
*	Embraer SA, Sponsored ADR	1,195,508	7,567,566
	Enauta Participacoes SA	689,087	1,156,947
	Energisa SA	1,219,400	9,799,331
*	Eneva SA	310,000	2,051,123
	Engie Brasil Energia SA	819,261	5,893,726
	Equatorial Energia SA	6,683,203	22,527,651
*	Even Construtora e Incorporadora SA	1,005,019	1,245,670
	Ez Tec Empreendimentos e Participacoes SA	973,450	5,407,956
	Fleury SA	1,995,788	8,367,930
	Fras-Le SA	80,100	59,656
*	Gafisa SA	189,389	135,827
	Gafisa SA, ADR	103,158	198,063
#	Gerdau SA, Sponsored ADR	2,244,812	4,826,346
	Gerdau SA	380,570	752,336
#	Gol Linhas Aereas Inteligentes SA, ADR	320,559	1,477,779
	Grendene SA	1,350,384	1,730,848
	Guararapes Confeccoes SA	807,228	1,892,671
	Hapvida Participacoes e Investimentos SA	199,600	1,924,828
*	Helbor Empreendimentos SA	2,646,713	905,292
	Hypera SA	985,988	5,272,721
	Iguatemi Empresa de Shopping Centers SA	60,572	366,691
	Industrias Romi SA	172,935	354,590
	Instituto Hermes Pardini SA	248,360	888,321
	International Meal Co. Alimentacao SA, Class A	992,527	593,191
	Iochpe-Maxion SA	1,358,793	3,175,906
	IRB Brasil Resseguros SA	714,000	1,341,893
	Itau Unibanco Holding SA	1,381,759	5,590,154
	JBS SA	7,745,325	33,955,856
	JHSF Participacoes SA	2,133,091	1,631,817
	JSL SA	460,311	1,591,395
	Kepler Weber SA	114,804	569,597
	Klabin SA	3,233,629	10,590,657
	Light SA	1,893,788	3,956,202
	Localiza Rent a Car SA	2,531,159	15,914,292
	LOG Commercial Properties e Participacoes SA	348,077	1,464,535
	Lojas Americanas SA	365,423	1,366,163
	Lojas Renner SA	4,054,996	28,627,098
	M Dias Branco SA	103,765	610,618
	Magazine Luiza SA	4,359,022	39,839,532
	Mahle-Metal Leve SA	373,099	1,206,865
	Marcopolo SA	621,900	320,219
*	Marfrig Global Foods SA	69,501	164,106
*	Marisa Lojas SA	865,738	1,045,973
*	Mills Estruturas e Servicos de Engenharia SA	1,197,049	1,034,615
*	Minerva SA	205,754	463,882
	Movida Participacoes SA	485,946	965,118
	MRV Engenharia e Participacoes SA	1,846,380	5,144,018
	Natura & Co. Holding SA	3,762,000	24,573,133
	Notre Dame Intermedica Participacoes S.A.	231,573	2,334,084
	Odontoprev SA	2,451,695	6,762,799
*	Omega Geracao SA	25,239	139,193
*	Paranapanema SA	132,219	269,161
*	Petro Rio SA	848,780	3,191,958
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	2,143,617	14,297,925
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	1,709,461	11,812,375

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA BRPETRACNOR9	19,448,656	$66,701,748
	Porto Seguro SA	913,860	7,611,159
	Portobello SA	899,534	468,137
*	Profarma Distribuidora de Produtos Farmaceuticos SA	151,375	127,772
	Qualicorp Consultoria e Corretora de Seguros SA	2,142,357	10,211,643
	Raia Drogasil SA	1,290,672	24,869,272
	Restoque Comercio e Confeccoes de Roupas SA	142,648	159,754
*	Rumo SA	3,775,875	13,741,438
	Santos Brasil Participacoes SA	976,644	732,766
	Sao Carlos Empreendimentos e Participacoes SA	21,500	141,544
	Sao Martinho SA	2,134,516	7,497,243
	Ser Educacional SA	279,985	875,291
	SLC Agricola SA	882,457	3,894,696
	Smiles Fidelidade SA	685,161	1,799,242
*	Springs Global Participacoes SA	51,371	54,886
	Sul America SA	2,111,827	17,378,815
*	Suzano SA	3,685,308	26,708,470
#*	Suzano SA, Sponsored ADR	217,464	1,567,916
	T4F Entretenimento SA	301,192	103,575
*	Technos SA	206,916	47,183
*	Tecnisa SA	4,215,920	604,722
	Tegma Gestao Logistica SA	317,752	1,098,538
#	Telefonica Brasil SA, ADR	523,717	4,399,223
*	Terra Santa Agro SA	9,100	18,893
	TIM Participacoes SA, ADR	266,936	3,101,796
	TIM Participacoes SA	3,318,337	7,786,458
	Transmissora Alianca de Energia Eletrica SA	2,089,671	10,567,674
	Trisul SA	90,036	134,775
	Tupy SA	684,673	1,863,433
	Ultrapar Participacoes SA	2,196,700	5,857,436
	Ultrapar Participacoes SA, Sponsored ADR	74,790	199,689
	Usinas Siderurgicas de Minas Gerais SA	279,134	272,055
	Vale SA, Sponsored ADR	2,108,058	17,391,479
	Vale SA	20,424,690	168,493,647
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	776,649	1,273,968
*	Via Varejo SA	1,190,300	2,009,407
*	Vulcabras Azaleia SA	662,486	514,112
	WEG SA	1,384,640	10,169,831
	Wiz Solucoes e Corretagem de Seguros SA	705,190	1,182,687
	YDUQS Participacoes SA	2,341,245	13,066,953

TOTAL BRAZIL			1,047,650,490

CANADA — (0.0%)
#	Atlas Corp.	787,066	5,871,512

CHILE — (0.9%)
	AES Gener SA	17,060,820	2,513,860
	Aguas Andinas SA, Class A	16,747,067	5,616,456
	Banco de Chile	8,969,120	790,666
#	Banco de Chile, ADR	316,377	5,678,969
	Banco de Credito e Inversiones SA	154,405	5,732,718
	Banco Santander Chile, ADR	473,628	7,966,423
	Besalco SA	2,753,662	1,222,542
	CAP SA	988,137	4,822,923
	Cementos BIO BIO SA	180,149	145,653
	Cencosud SA	6,652,849	8,048,123
	Cia Cervecerias Unidas SA	331,032	2,378,958
	Cia Cervecerias Unidas SA, Sponsored ADR	162,808	2,315,130

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cia Pesquera Camanchaca SA	49,415	$2,959
*	Cia Sud Americana de Vapores SA	173,022,519	4,144,748
	Colbun SA	33,305,280	4,886,689
	Cristalerias de Chile SA	59,157	290,506
#	Embotelladora Andina SA, ADR, Class B	70,431	977,392
*	Empresa Nacional de Telecomunicaciones SA	1,251,928	7,572,448
	Empresas CMPC SA	4,296,260	9,261,994
	Empresas COPEC SA	912,427	5,702,532
	Empresas Hites SA	1,284,893	220,089
*	Empresas La Polar SA	12,148,264	130,955
#	Enel Americas SA, ADR	2,919,373	23,617,724
	Enel Americas SA	109,926,251	18,037,964
#	Enel Chile SA, ADR	2,357,289	9,452,729
	Enel Chile SA	48,229,949	3,927,601
	Engie Energia Chile SA	4,808,763	5,933,630
*	Enjoy SA	1,141,366	11,620
	Falabella SA	1,962,010	5,357,986
	Forus SA	593,586	668,238
	Grupo Security SA	2,640,638	469,868
	Hortifrut SA	22,571	25,710
	Instituto de Diagnostico SA	4,394	8,526
	Inversiones Aguas Metropolitanas SA	4,965,421	3,984,648
	Inversiones La Construccion SA	284,495	2,146,746
	Itau CorpBanca Chile SA	997,868,314	2,824,246
	Itau CorpBanca Chile SA, ADR	57,579	245,862
#	Latam Airlines Group SA, Sponsored ADR	1,290,486	4,903,847
	Latam Airlines Group SA	76,266	288,201
*	Masisa SA	15,246,461	300,218
	Molibdenos y Metales SA	84,984	568,189
	Multiexport Foods SA	3,808,329	1,044,565
	Parque Arauco SA	4,484,967	7,526,516
	PAZ Corp. SA	1,378,694	896,671
	Plaza SA	13,960	20,098
	Ripley Corp. SA	8,051,817	2,507,453
	Salfacorp SA	2,323,785	1,001,991
	Sigdo Koppers SA	1,838,995	1,762,122
	SMU SA	1,083,455	181,679
	Sociedad Matriz SAAM SA	26,998,141	1,587,745
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	295,123	6,728,804
	Socovesa SA	1,574,885	369,718
	SONDA SA	3,820,273	2,310,650
	Vina Concha y Toro SA	2,939,708	4,630,155

TOTAL CHILE			193,764,453

CHINA — (29.8%)
*	21Vianet Group, Inc., ADR	334,710	5,010,609
	361 Degrees International, Ltd.	6,429,000	975,421
*	3SBio, Inc.	7,956,500	8,066,426
#*	500.com, Ltd., ADR, Class A	28,494	123,664
*	51job, Inc., ADR	113,891	6,826,627
*	58.com, Inc., ADR	426,578	22,160,727
#	AAC Technologies Holdings, Inc.	6,433,000	30,425,456
	AAG Energy Holdings, Ltd.	440,000	68,251
	Accelink Technologies Co Ltd, Class A	8,600	35,793
	Agile Group Holdings, Ltd.	15,330,465	17,243,221
	Agricultural Bank of China, Ltd., Class H	105,564,460	43,912,895
	Air China, Ltd., Class H	12,198,000	8,697,501
	Ajisen China Holdings, Ltd.	3,913,000	870,971
	AKM Industrial Co., Ltd.	230,000	28,503

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Group Holding, Ltd., Sponsored ADR	1,943,544	$393,898,062
*	Alibaba Health Information Technology, Ltd.	5,088,000	12,170,531
*	Alibaba Pictures Group, Ltd.	22,040,000	2,951,956
	All Winner Technology Co., Ltd., Class A	5,500	21,947
#*	Aluminum Corp. of China, Ltd., ADR	218,752	1,157,198
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	4,340,241
	AMVIG Holdings, Ltd.	1,792,000	342,544
	Angang Steel Co., Ltd., Class H	19,757,908	5,326,324
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	56,664,327
	Anhui Expressway Co., Ltd., Class H	3,148,000	1,622,465
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	70,982
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	65,000	69,969
	Animal Health Holdings, Inc.	1,485,000	35,916
	ANTA Sports Products, Ltd.	4,373,000	37,240,602
#	Anton Oilfield Services Group	18,644,000	1,163,359
*	Aowei Holdings, Ltd.	187,000	29,627
	APT Satellite Holdings, Ltd.	286,000	90,976
*	Art Group Holdings, Ltd.	455,000	12,312
	Asia Cement China Holdings Corp.	5,246,500	6,073,449
*	Asia Television Holdings, Ltd.	2,090,000	11,089
*	Asian Citrus Holdings, Ltd.	3,478,000	50,471
	Ausnutria Dairy Corp., Ltd.	3,672,000	6,772,045
	Avary Holding Shenzhen Co., Ltd., Class A	9,700	56,381
#	AVIC International Holding HK, Ltd.	16,594,207	215,974
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	13,000	65,430
	AviChina Industry & Technology Co., Ltd., Class H	13,706,212	5,409,468
	BAIC Motor Corp., Ltd., Class H	15,446,500	6,757,689
*	Baidu, Inc., Sponsored ADR	630,238	63,609,921
	BAIOO Family Interactive, Ltd.	7,160,000	802,921
	Bank of China, Ltd., Class H	203,461,702	77,458,428
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,464,619
	Bank of Communications Co., Ltd., Class H	25,189,618	15,962,813
	Baoshan Iron & Steel Co., Ltd., Class A	484,980	332,444
#*	Baoye Group Co., Ltd., Class H	1,616,440	966,020
#*	Baozun, Inc., Sponsored ADR	302,114	9,619,310
	BBI Life Sciences Corp.	1,144,500	504,782
#	BBMG Corp., Class H	16,085,404	4,066,676
*	BeiGene, Ltd., ADR	777	118,749
	Beijing Capital International Airport Co., Ltd., Class H	13,112,000	8,785,299
	Beijing Capital Land, Ltd., Class H	17,319,999	3,882,338
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	16,500	91,742
#*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	268,450
*	Beijing Enterprises Environment Group, Ltd.	146,000	8,146
	Beijing Enterprises Holdings, Ltd.	2,808,028	9,947,684
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	250,665
	Beijing Enterprises Water Group, Ltd.	21,100,469	8,188,071
#*	Beijing Gas Blue Sky Holdings, Ltd.	4,808,000	98,576
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	1,547,023
*	Beijing Kunlun Tech Co., Ltd., Class A	18,000	51,778
*	Beijing Lanxum Technology Co., Ltd., Class A	11,000	25,942
	Beijing North Star Co., Ltd., Class H	7,032,000	1,708,087
*	Beijing Properties Holdings, Ltd.	4,376,967	65,065
	Beijing Shiji Information Technology Co., Ltd., Class A	12,800	54,958
	Beijing Sinnet Technology Co., Ltd., Class A	18,100	69,030
	Beijing SuperMap Software Co., Ltd., Class A	6,300	22,427
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	514,309
	Beijing VRV Software Corp., Ltd., Class A	20,800	20,458
	Beijing Yanjing Brewery Co., Ltd., Class A	101,200	85,004

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Best Pacific International Holdings, Ltd.	2,202,000	$327,271
	BII Railway Transportation Technology Holdings Co., Ltd.	1,820,000	103,614
#*	Bitauto Holdings, Ltd., ADR	349,294	4,247,415
	BOE Technology Group Co., Ltd., Class A	852,000	447,039
	Bosideng International Holdings, Ltd.	29,512,157	8,001,211
	Boyaa Interactive International, Ltd.	2,017,000	184,267
	Brilliance China Automotive Holdings, Ltd.	20,104,000	18,600,975
*	Brilliant Circle Holdings International, Ltd.	60,000	5,333
#	BYD Co., Ltd., Class H	3,243,300	20,169,610
	BYD Electronic International Co., Ltd.	8,287,722	19,084,347
	C C Land Holdings, Ltd.	13,761,530	3,195,371
	CA Cultural Technology Group, Ltd.	3,507,000	1,295,501
	Cabbeen Fashion, Ltd.	1,829,000	267,676
#	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,235,804
*	Capital Environment Holdings, Ltd.	3,860,000	56,234
#*	CAR, Inc.	6,508,000	1,893,835
	Carrianna Group Holdings Co., Ltd.	1,788,877	126,239
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,483
	CECEP Wind-Power Corp., Class A	215,000	67,554
	Central China Real Estate, Ltd.	6,347,074	3,235,263
#	Central China Securities Co., Ltd., Class H	4,483,000	704,950
*	Century Sunshine Group Holdings, Ltd.	12,975,000	274,196
	CGN New Energy Holdings Co., Ltd.	13,644,000	2,825,625
	CGN Power Co., Ltd., Class H	33,392,000	8,399,734
	Changchun High & New Technology Industry Group, Inc., Class A	2,909	242,128
	Changshouhua Food Co., Ltd.	1,543,000	498,116
	Chanjet Information Technology Co., Ltd., Class H	12,600	14,688
#	Chaowei Power Holdings, Ltd.	5,548,000	1,589,583
	Chaozhou Three-Circle Group Co., Ltd., Class A	20,500	59,671
	Cheetah Mobile, Inc., ADR	222,465	456,053
#	China Aerospace International Holdings, Ltd.	14,554,600	765,697
	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,414,705
*	China All Access Holdings, Ltd.	1,912,000	36,966
	China Aoyuan Group, Ltd.	14,064,000	16,524,219
#*	China Automobile New Retail Holdings, Ltd.	512,000	20,648
	China BlueChemical, Ltd., Class H	17,953,122	2,679,632
*	China Chengtong Development Group, Ltd.	546,000	12,045
	China Cinda Asset Management Co., Ltd., Class H	49,803,000	9,652,666
	China CITIC Bank Corp., Ltd., Class H	26,007,607	12,705,608
#	China Coal Energy Co., Ltd., Class H	10,035,168	2,684,774
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,511,851
	China Communications Construction Co., Ltd., Class H	15,698,387	10,551,586
	China Communications Services Corp., Ltd., Class H	15,197,327	10,832,843
	China Conch Venture Holdings, Ltd.	6,982,000	33,383,556
	China Construction Bank Corp., Class H	328,426,302	263,615,687
#	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	1,216,102
#*	China Dili Group	10,827,661	2,416,487
	China Distance Education Holdings, Ltd., ADR	71,491	554,770
	China Dongxiang Group Co., Ltd.	25,438,888	2,120,591
*	China Dynamics Holdings, Ltd.	4,170,000	25,776
#*	China Eastern Airlines Corp., Ltd., ADR	3,360	66,259
*	China Eastern Airlines Corp., Ltd., Class H	9,868,000	4,010,453
	China Electronics Huada Technology Co., Ltd.	2,662,000	198,565
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	190,203
#	China Energy Engineering Corp., Ltd., Class H	2,854,000	288,801
	China Everbright Bank Co., Ltd., Class H	8,098,000	3,436,410
#	China Everbright Greentech Ltd.	1,719,000	710,478
	China Everbright International, Ltd.	21,749,777	12,577,776
	China Everbright, Ltd.	9,592,896	14,665,365

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Evergrande Group	14,343,000	$25,498,080
	China Financial Services Holdings, Ltd.	1,424,000	42,852
	China Flavors & Fragrances Co., Ltd.	122,000	21,194
	China Foods, Ltd.	7,802,000	2,570,982
	China Galaxy Securities Co., Ltd., Class H	12,479,500	6,337,109
	China Gas Holdings, Ltd.	7,434,000	27,050,367
	China Glass Holdings, Ltd.	4,398,000	197,816
	China Grand Automotive Services Group Co., Ltd., Class A	196,100	95,301
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	3,344,661
	China Greatwall Technology Group Co., Ltd., Class A	34,400	57,024
#*	China Greenland Broad Greenstate Group Co., Ltd.	5,504,000	443,773
	China Hanking Holdings, Ltd.	4,174,000	952,490
	China Harmony New Energy Auto Holding, Ltd.	6,926,000	3,577,900
#*	China High Precision Automation Group, Ltd.	1,360,000	40,129
	China High Speed Transmission Equipment Group Co., Ltd.	1,839,000	1,165,387
	China Hongqiao Group, Ltd.	7,727,000	3,809,042
	China Huarong Asset Management Co., Ltd., Class H	63,250,000	7,049,522
#*	China Huiyuan Juice Group, Ltd.	3,039,500	274,957
*	China Index Holdings, Ltd., ADR	23,280	26,074
#	China International Capital Corp., Ltd., Class H	6,070,400	9,322,352
	China International Marine Containers Group Co., Ltd., Class H	2,466,960	2,184,170
	China International Travel Service Corp, Ltd., Class A	62,500	801,167
#	China Jinmao Holdings Group, Ltd.	22,882,976	16,111,017
	China Lesso Group Holdings, Ltd.	12,565,000	18,005,262
#	China Life Insurance Co., Ltd., ADR	861,015	9,066,488
	China Life Insurance Co., Ltd., Class H	16,014,000	34,153,038
	China Lilang, Ltd.	3,575,000	2,190,639
*	China Logistics Property Holdings Co., Ltd.	1,379,000	518,243
*	China Longevity Group Co., Ltd.	893,399	29,617
	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	8,498,596
#*	China Lumena New Materials Corp.	391,649	0
	China Machinery Engineering Corp., Class H	6,282,000	1,723,611
	China Maple Leaf Educational Systems, Ltd.	13,904,000	4,087,503
	China Medical System Holdings, Ltd.	14,202,800	16,719,118
	China Meidong Auto Holdings, Ltd.	2,286,000	4,113,451
	China Mengniu Dairy Co., Ltd.	7,101,000	25,145,408
	China Merchants Bank Co., Ltd., Class H	19,361,646	91,625,283
	China Merchants Land, Ltd.	12,962,000	2,152,349
	China Merchants Port Holdings Co., Ltd.	7,114,958	9,157,403
	China Merchants Securities Co., Ltd., Class H	548,200	601,591
#*	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minsheng Banking Corp., Ltd., Class H	21,059,960	15,687,569
#*	China Minsheng Financial Holding Corp., Ltd.	1,620,000	20,746
	China Mobile, Ltd.	14,262,500	114,657,050
#	China Mobile, Ltd., Sponsored ADR	2,903,118	116,037,626
*	China Modern Dairy Holdings, Ltd.	5,103,000	545,218
#	China Molybdenum Co., Ltd., Class H	15,561,000	4,694,769
	China National Building Material Co., Ltd., Class H	42,434,150	53,006,436
	China National Nuclear Power Co., Ltd., Class A	338,300	206,794
	China New Town Development Co., Ltd.	6,821,177	110,110
	China Oil & Gas Group, Ltd.	30,080,000	945,651
	China Oilfield Services, Ltd., Class H	13,648,000	10,630,626
	China Oriental Group Co., Ltd.	15,238,000	4,605,176
	China Overseas Grand Oceans Group, Ltd.	17,162,500	10,748,921
	China Overseas Land & Investment, Ltd.	22,770,033	84,111,265
	China Overseas Property Holdings, Ltd.	11,016,344	12,179,460
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	44,826,789
	China Petroleum & Chemical Corp., ADR	204,354	10,152,297
	China Petroleum & Chemical Corp., Class H	147,178,400	73,355,575

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Pioneer Pharma Holdings, Ltd.	2,974,000	$485,040
	China Power International Development, Ltd.	36,248,600	7,382,586
*	China Properties Group, Ltd.	2,545,000	187,393
	China Railway Construction Corp., Ltd., Class H	10,234,687	11,237,758
	China Railway Group, Ltd., Class H	16,495,000	9,862,812
*	China Railway Signal & Communication Corp., Ltd., Class H	6,233,000	3,080,583
*	China Rare Earth Holdings, Ltd.	9,802,399	365,820
	China Reinsurance Group Corp., Class H	10,256,000	1,201,758
	China Resources Beer Holdings Co., Ltd.	4,463,661	21,022,998
	China Resources Cement Holdings, Ltd.	20,756,946	28,244,055
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	67,800	121,600
	China Resources Gas Group, Ltd.	4,890,000	27,483,425
	China Resources Land, Ltd.	14,146,610	58,456,668
	China Resources Medical Holdings Co., Ltd.	3,597,000	1,827,188
	China Resources Pharmaceutical Group, Ltd.	3,504,000	2,200,612
	China Resources Power Holdings Co., Ltd.	10,738,820	12,719,540
*	China Ruifeng Renewable Energy Holdings, Ltd.	616,000	23,603
#	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	1,339,694
	China SCE Group Holdings, Ltd.	26,289,400	11,528,715
#*	China Shengmu Organic Milk, Ltd.	5,244,000	147,860
	China Shenhua Energy Co., Ltd., Class H	30,621,000	54,247,788
	China Shineway Pharmaceutical Group, Ltd.	2,323,000	1,721,681
*	China Silver Group, Ltd.	7,744,000	585,973
	China South City Holdings, Ltd.	44,350,711	4,257,668
	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	839,117
#	China Southern Airlines Co., Ltd., Class H	16,036,000	8,018,494
	China Starch Holdings, Ltd.	10,405,000	172,836
	China State Construction International Holdings, Ltd.	10,071,460	7,808,464
	China Sunshine Paper Holdings Co., Ltd.	1,914,500	243,895
	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	2,442,423
#	China Taiping Insurance Holdings Co., Ltd.	10,062,930	16,966,075
	China Telecom Corp., Ltd., ADR	160,026	5,376,874
	China Telecom Corp., Ltd., Class H	20,574,000	7,106,266
#	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,448,429
*	China Tianrui Group Cement Co., Ltd.	22,000	24,205
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	8,420,104
	China TransInfo Technology Co., Ltd., Class A	17,500	57,058
	China Travel International Investment Hong Kong, Ltd.	22,899,892	3,206,342
	China Unicom Hong Kong, Ltd.	27,308,000	17,660,965
#	China Unicom Hong Kong, Ltd., ADR	1,134,668	7,273,222
	China United Network Communications, Ltd., Class A	498,400	365,536
	China Vanke Co., Ltd., Class H	8,604,200	28,916,385
	China Vast Industrial Urban Development Co., Ltd.	1,078,000	423,255
#	China Water Affairs Group, Ltd.	6,172,000	4,691,417
#*	China Water Industry Group, Ltd.	4,764,000	165,773
	China Wood Optimization Holding, Ltd.	2,912,000	690,706
	China World Trade Center Co., Ltd., Class A	17,900	36,627
	China XLX Fertiliser, Ltd.	1,057,000	261,632
	China Yangtze Power Co., Ltd., Class A	171,311	421,983
	China Yongda Automobiles Services Holdings, Ltd.	412,500	415,856
	China Yuhua Education Corp., Ltd.	7,870,000	7,915,305
#*	China Yurun Food Group, Ltd.	9,515,000	737,532
#	China ZhengTong Auto Services Holdings, Ltd.	16,078,500	2,493,618
#	China Zhongwang Holdings, Ltd.	16,562,379	3,981,145
#	Chinasoft International, Ltd.	20,726,000	10,876,609
	Chongqing Changan Automobile Co., Ltd., Class A	93,800	128,149
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	18,701	50,682
	Chongqing Machinery & Electric Co., Ltd., Class H	1,001,962	62,388
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	9,701,855

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	$5,805
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	20,866
	CIFI Holdings Group Co., Ltd.	23,048,015	17,607,239
#	CIMC Enric Holdings, Ltd.	5,086,000	2,365,679
#*	CIMC-TianDa Holdings Co., Ltd.	5,295,000	103,146
	CITIC Dameng Holdings, Ltd.	3,547,000	98,158
	CITIC Resources Holdings, Ltd.	20,802,000	699,803
	CITIC Securities Co., Ltd., Class H	5,514,000	10,562,010
	CITIC, Ltd.	11,384,567	11,824,044
#*	Citychamp Watch & Jewellery Group, Ltd.	11,156,000	2,200,509
#	Clear Media, Ltd.	545,000	498,610
	CNOOC, Ltd.	66,903,000	73,969,398
	CNOOC, Ltd., Sponsored ADR	304,731	34,242,622
*	COFCO Meat Holdings, Ltd.	3,649,000	1,298,732
#*	Cogobuy Group	3,081,000	325,662
#	Colour Life Services Group Co., Ltd.	3,628,000	1,718,326
	Concord New Energy Group, Ltd.	38,315,909	1,557,141
	Consun Pharmaceutical Group, Ltd.	4,015,000	2,052,672
*	Coolpad Group, Ltd.	8,340,000	181,370
	COSCO SHIPPING Development Co., Ltd., Class H	14,647,300	1,514,265
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	13,266,000	8,684,645
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	13,267,500	3,833,218
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,772,000	1,428,153
	COSCO SHIPPING Ports, Ltd.	11,335,239	6,038,873
	Cosmo Lady China Holdings Co., Ltd.	3,495,000	445,182
	Country Garden Holdings Co., Ltd.	38,477,649	49,842,996
	Country Garden Services Holdings Co., Ltd.	6,298,673	29,100,947
	CP Pokphand Co., Ltd.	27,419,658	2,368,185
#	CPMC Holdings, Ltd.	4,310,000	1,535,080
	CRCC High-Tech Equipment Corp., Ltd., Class H	1,944,000	303,715
	CRRC Corp., Ltd., Class H	6,815,324	3,607,749
#	CSC Financial Co., Ltd., Class H	1,919,000	1,758,947
	CSPC Pharmaceutical Group, Ltd.	18,530,000	36,684,134
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	152,680
#*	CT Environmental Group, Ltd.	17,816,000	146,619
#*	CWT International, Ltd.	23,990,000	76,743
*	Cybernaut International Holdings Co., Ltd.	492,000	8,453
	Da Ming International Holdings, Ltd.	112,000	16,530
	Dali Foods Group Co., Ltd.	9,392,500	5,802,531
	Daqin Railway Co., Ltd., Class A	655,600	665,160
#	Datang International Power Generation Co., Ltd., Class H	14,306,000	2,069,599
	Dawnrays Pharmaceutical Holdings, Ltd.	6,026,982	902,796
#*	DBA Telecommunication Asia Holdings, Ltd.	1,020,000	50,076
	DHC Software Co., Ltd., Class A	24,400	46,417
#*	Differ Group Holding Co., Ltd.	8,142,000	510,937
	Digital China Holdings, Ltd.	7,298,000	3,894,450
	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,113,618
	Dongfeng Motor Group Co., Ltd., Class H	14,188,000	9,410,355
#	Dongjiang Environmental Co., Ltd., Class H	1,560,595	1,183,639
	Dongyue Group, Ltd.	12,415,000	5,499,666
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,092,724
	E-Commodities Holdings, Ltd.	5,976,000	161,374
#	EEKA Fashion Holdings, Ltd.	922,000	857,682
	Embry Holdings, Ltd.	434,000	65,088
	ENN Energy Holdings, Ltd.	2,794,100	31,496,385
	Essex Bio-technology, Ltd.	1,059,000	662,250
	EVA Precision Industrial Holdings, Ltd.	5,064,516	320,295
	Everbright Securities Co., Ltd., Class H	905,200	558,732
*	EverChina International Holdings Co., Ltd.	18,107,500	464,227

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Fang Holdings, Ltd., ADR	43,408	$45,145
#	Fanhua, Inc., ADR	125,385	2,373,538
	Fantasia Holdings Group Co., Ltd.	19,984,019	3,854,641
	Far East Horizon, Ltd.	9,654,000	7,815,241
*	First Tractor Co., Ltd., Class H	1,844,000	403,937
#	Flat Glass Group Co., Ltd., Class H	2,928,000	1,821,567
	Focus Media Information Technology Co., Ltd., Class A	227,700	154,403
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	19,200	331,472
	Fosun International, Ltd.	9,493,120	11,918,294
	Fu Shou Yuan International Group, Ltd.	8,353,000	7,553,618
	Fufeng Group, Ltd.	11,791,800	4,041,479
	Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	8,000	23,834
	Fujian Star-net Communication Co., Ltd., Class A	13,700	72,197
#*	Fullshare Holdings, Ltd.	29,170,017	432,642
#	Fuyao Glass Industry Group Co., Ltd., Class H	3,372,800	7,358,452
	G-bits Network Technology Xiamen Co., Ltd., Class A	700	37,317
*	GCL New Energy Holdings, Ltd.	5,994,000	84,437
#*	GCL-Poly Energy Holdings, Ltd.	168,818,320	4,804,566
#*	GDS Holdings, Ltd., ADR	112,734	6,461,913
	Geely Automobile Holdings, Ltd.	29,475,000	45,848,998
	Gemdale Properties & Investment Corp., Ltd.	28,578,000	4,553,720
	Genertec Universal Medical Group Co., Ltd.	7,496,000	4,558,311
	GF Securities Co., Ltd., Class H	3,627,000	3,935,731
	Giant Network Group Co., Ltd., Class A	10,600	25,423
	Glodon Co., Ltd., Class A	3,600	26,442
#*	Glorious Property Holdings, Ltd.	17,149,712	333,484
	Golden Eagle Retail Group, Ltd.	3,143,000	3,011,806
*	Golden Meditech Holdings, Ltd.	232,000	15,879
	Golden Throat Holdings Group Co., Ltd.	1,082,500	211,026
	Goldlion Holdings, Ltd.	1,458,866	363,389
	Goldpac Group, Ltd.	1,532,000	305,261
#*	GOME Retail Holdings, Ltd.	113,027,660	13,121,881
*	Grand Baoxin Auto Group, Ltd.	7,296,364	867,875
#	Great Wall Motor Co., Ltd., Class H	17,009,250	11,371,642
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	2,247,282
	Gree Electric Appliances, Inc., Class A	104,400	798,721
*	Gree Real Estate Co., Ltd., Class A	54,400	38,237
	Greenland Hong Kong Holdings, Ltd.	8,505,275	3,169,073
	Greentown China Holdings, Ltd.	9,309,000	10,059,864
	Greentown Service Group Co., Ltd.	5,958,000	7,840,842
	Guangdong Investment, Ltd.	9,440,000	19,620,722
*	Guangdong Land Holdings, Ltd.	3,385,361	385,358
*	Guangdong LY Intelligent Manufacturing Co., Ltd., Class A	89,200	115,367
	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	46,738
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	678,883
	Guangshen Railway Co., Ltd., Class H	6,012,000	1,272,059
#	Guangzhou Automobile Group Co., Ltd., Class H	7,183,690	6,445,974
	Guangzhou Baiyun International Airport Co., Ltd., Class A	46,900	104,349
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,856,000	4,856,181
	Guangzhou R&F Properties Co., Ltd., Class H	13,113,132	16,652,184
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	7,400	28,232
*	Guocheng Mining Co., Ltd., Class A	11,781	28,726
	Guolian Securities Co., Ltd., Class H	331,000	106,458
#	Guorui Properties, Ltd.	5,930,000	977,610
	Guotai Junan Securities Co., Ltd., Class H	223,800	318,544
*	Haichang Ocean Park Holdings, Ltd.	3,603,000	285,990
	Haier Electronics Group Co., Ltd.	8,005,000	22,046,496
	Haier Smart Home Co., Ltd., Class A	182,500	393,910
*	Hailiang Education Group, Inc., ADR	17,328	824,986

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hainan Meilan International Airport Co., Ltd., Class H	998,000	$1,024,978
	Haitian International Holdings, Ltd.	5,120,000	9,059,040
	Haitong Securities Co., Ltd., Class H	7,793,600	7,055,704
	Hangjin Technology Co., Ltd., Class A	17,300	56,461
*	Hangzhou Shunwang Technology Co., Ltd., Class A	8,776	23,842
*	Harbin Bank Co., Ltd., Class H	663,000	112,548
#*	Harbin Electric Co., Ltd., Class H	7,084,587	1,960,932
*	Harmonicare Medical Holdings, Ltd.	898,000	44,306
#*	HC Group, Inc.	2,795,000	470,905
	Health and Happiness H&H International Holdings, Ltd.	2,040,500	7,803,433
	Hefei Meiya Optoelectronic Technology, Inc., Class A	5,400	31,911
	Henan Shuanghui Investment & Development Co., Ltd., Class A	93,941	534,145
	Henderson Investment, Ltd.	811,000	46,023
	Hengan International Group Co., Ltd.	5,586,122	49,677,071
#	Hengdeli Holdings, Ltd.	14,196,800	567,238
	Hengli Petrochemical Co., Ltd.,, Class A	233,300	461,445
*	Hi Sun Technology China, Ltd.	7,446,000	842,047
	Hilong Holding, Ltd.	5,773,000	283,262
#	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	2,984,108
	Hithink RoyalFlush Information Network Co., Ltd., Class A	4,700	77,905
	HKC Holdings, Ltd.	1,112,088	845,633
	Hongfa Technology Co., Ltd., Class A	18,700	85,533
*	Honghua Group, Ltd.	18,211,000	559,480
#	Honworld Group, Ltd.	718,500	214,498
	Hopefluent Group Holdings, Ltd.	1,139,973	236,220
	Hopson Development Holdings, Ltd.	5,498,000	6,157,989
*	Hua Han Health Industry Holdings, Ltd.	22,200,041	1,138,280
#	Hua Hong Semiconductor, Ltd.	4,072,000	7,869,620
	Huadian Fuxin Energy Corp., Ltd., Class H	16,904,000	3,004,688
#	Huadian Power International Corp., Ltd., Class H	11,088,000	3,857,290
	Huaneng Power International, Inc., Sponsored ADR	103,398	1,543,732
	Huaneng Power International, Inc., Class H	16,922,000	6,361,720
*	Huanxi Media Group, Ltd.	1,500,000	289,310
	Huatai Securities Co., Ltd., Class H	3,757,200	6,230,864
	Huaxi Holdings Co., Ltd.	232,000	56,362
	Huayu Automotive Systems Co., Ltd., Class A	108,221	308,145
	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	339,424
	Huazhu Group, Ltd., ADR	673,323	24,246,361
	Huishang Bank Corp., Ltd., Class H	2,676,400	957,820
	Hunan Aihua Group Co., Ltd., Class A	6,400	24,864
	Hytera Communications Corp Ltd, Class A	62,802	57,975
	IMAX China Holding, Inc.	1,260,800	1,910,744
	Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	174,683,535
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	104,900	430,115
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	37,017
#	Inspur International, Ltd.	1,240,000	377,552
*	JD.com, Inc., ADR	643,404	27,730,712
*	Jiangnan Group, Ltd.	14,829,000	576,721
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	7,257,481
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	7,000	68,267
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	51,500	713,676
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,800	82,579
	Jiangxi Copper Co., Ltd., Class H	6,584,000	6,405,319
	Jiayuan International Group, Ltd.	1,647,869	686,897
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	422,054
	Jingrui Holdings, Ltd.	1,994,000	586,368
	Jinke Properties Group Co., Ltd., Class A	100,200	111,732
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	7,426,398
	JiuGui Liquor Co., Ltd., Class A	5,600	25,198

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jizhong Energy Resources Co., Ltd., Class A	123,400	$52,535
#	JNBY Design, Ltd.	1,847,000	1,779,715
	Joy City Property, Ltd.	12,160,000	974,960
*	JOYY, Inc., ADR	361,463	22,034,784
	Ju Teng International Holdings, Ltd.	6,558,090	1,673,022
*	Juneyao Airlines Co., Ltd., Class A	85,300	118,225
	Jutal Offshore Oil Services, Ltd.	196,000	11,912
	K Wah International Holdings, Ltd.	3,256,064	1,492,014
*	Kai Yuan Holdings, Ltd.	16,790,000	98,654
	Kaisa Group Holdings, Ltd.	28,089,684	10,747,626
*	Kangda International Environmental Co., Ltd.	3,066,000	317,880
#*	Kasen International Holdings, Ltd.	4,838,000	777,578
	Kingboard Holdings, Ltd.	6,549,666	15,978,280
	Kingboard Laminates Holdings, Ltd.	10,104,984	9,779,560
	Kingdee International Software Group Co., Ltd.	4,010,600	5,735,857
*	Kingsoft Corp., Ltd.	420,000	1,442,367
*	Kong Sun Holdings, Ltd.	575,000	4,303
	Kunlun Energy Co., Ltd.	28,560,000	18,606,705
	Kweichow Moutai Co., Ltd., Class A	100	17,814
	KWG Group Holdings, Ltd.	17,190,644	25,430,015
	KWG Property Holding, Ltd.	263,500	389,794
	Lai Fung Holdings, Ltd.	562,536	621,044
	Lee & Man Chemical Co., Ltd.	1,231,339	505,685
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	6,734,405
#	Lee’s Pharmaceutical Holdings, Ltd.	2,009,000	984,893
#	Legend Holdings Corp., Class H	839,200	982,060
	Lenovo Group, Ltd.	66,488,000	35,916,616
	Lens Technology Co., Ltd., Class A	35,700	89,895
	Leoch International Technology, Ltd.	2,108,000	134,659
*	LexinFintech Holdings, Ltd., ADR	651,815	5,494,800
	Li Ning Co., Ltd.	8,096,583	25,564,746
	LianChuang Electronic Technology Co., Ltd., Class A	16,800	31,553
*	Liaoning Cheng Da Co., Ltd., Class A	36,800	90,944
#*	Lifestyle China Group, Ltd.	2,141,500	495,165
*	Lifetech Scientific Corp.	12,052,000	2,655,936
#*	Link Motion, Inc., Sponsored ADR	206,737	5,975
	Livzon Pharmaceutical Group, Inc., Class H	746,417	3,326,407
	LK Technology Holdings, Ltd.	112,500	4,601
	Logan Property Holdings Co., Ltd.	11,720,000	18,475,230
	Longfor Group Holdings, Ltd.	8,032,000	40,834,934
	Lonking Holdings, Ltd.	22,806,000	7,727,082
	Luenmei Quantum Co., Ltd., Class A	27,700	59,662
#	Luye Pharma Group, Ltd.	14,855,000	7,213,241
	Luzhou Laojiao CO.,LTD , Class A	25,400	281,658
#	LVGEM China Real Estate Investment Co., Ltd.	1,512,000	436,934
#	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	1,598,876
	Maoye International Holdings, Ltd.	7,441,000	343,517
#	Metallurgical Corp. of China, Ltd., Class H	9,248,000	1,605,051
	Min Xin Holdings, Ltd.	720,000	255,978
#*	Mingfa Group International Co., Ltd.	4,986,000	36,209
	Minmetals Land, Ltd.	9,869,644	1,295,222
#*	Minsheng Education Group Co., Ltd.	642,000	106,002
#	Minth Group, Ltd.	6,301,000	15,151,545
#*	MMG, Ltd.	29,497,999	5,104,780
	MOBI Development Co., Ltd.	2,518,000	261,552
#	Modern Land China Co., Ltd.	1,646,000	225,415
	Momo, Inc., Sponsored ADR	1,089,767	26,241,589
#	Nan Hai Corp., Ltd.	35,000,000	297,977
*	NanJi E-Commerce Co., Ltd., Class A	38,500	73,976

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	$24,323
	NARI Technology Co., Ltd., Class A	77,100	217,613
*	Nature Home Holding Co., Ltd.	1,733,000	267,529
	NetDragon Websoft Holdings, Ltd.	914,000	2,527,671
	NetEase, Inc., ADR	213,660	73,704,154
#*	New Century Healthcare Holding Co., Ltd.	58,000	11,423
	New China Life Insurance Co., Ltd., Class H	3,220,900	11,159,483
	New Hope Liuhe Co., Ltd., Class A	23,500	108,565
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	223,629	28,548,478
*	New World Department Store China, Ltd.	2,929,538	562,065
#	Nexteer Automotive Group, Ltd.	7,422,000	3,814,407
	Nine Dragons Paper Holdings, Ltd.	16,732,000	16,007,878
	Ninestar Corp., Class A	16,700	70,001
	Ningbo Huaxiang Electronic Co., Ltd., Class A	33,400	82,537
	Ningbo Jifeng Auto Parts Co., Ltd., Class A	28,700	30,770
#*	Noah Holdings, Ltd., ADR	74,405	2,065,483
	NSFOCUS Technologies Group Co., Ltd., Class A	10,100	30,091
	NVC International Holdings, Ltd.	10,558,000	227,693
	O-Net Technologies Group, Ltd.	2,697,000	1,675,398
	Orient Securities Co., Ltd., Class H	1,950,400	1,002,018
	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	341,561
#*	Ozner Water International Holding, Ltd.	1,811,000	61,152
#	Pacific Online, Ltd.	2,485,195	405,853
#*	Panda Green Energy Group, Ltd.	14,198,000	295,884
*	Parkson Retail Group, Ltd.	7,152,000	354,448
	PAX Global Technology, Ltd.	6,465,000	2,756,199
	People’s Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	6,535,797
	PetroChina Co., Ltd., ADR	218,288	7,821,259
	PetroChina Co., Ltd., Class H	142,684,000	51,250,878
	Phoenix Media Investment Holdings, Ltd.	5,334,000	274,674
	Phoenix New Media, Ltd., ADR	119,235	170,506
	PICC Property & Casualty Co., Ltd., Class H	20,039,398	19,176,614
	Ping An Bank Co., Ltd., Class A	727,300	1,419,041
#*	Ping An Healthcare and Technology Co., Ltd.	471,700	6,498,133
	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	307,394,237
*	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	147,100	87,016
	Poly Developments and Holdings Group Co., Ltd., Class A	164,600	373,644
	Poly Property Group Co., Ltd.	20,571,068	7,199,983
	Postal Savings Bank of China Co., Ltd., Class H	26,919,000	16,085,513
	Pou Sheng International Holdings, Ltd.	10,734,609	2,192,880
	Powerlong Real Estate Holdings, Ltd.	15,702,715	9,590,690
#*	PW Medtech Group, Ltd.	4,651,000	731,517
#*	Q Technology Group Co., Ltd.	4,293,000	5,136,505
	Qingdao Port International Co., Ltd., Class H	2,233,000	1,201,603
	Qingdao TGOOD Electric Co., Ltd., Class A	13,500	36,430
	Qingling Motors Co., Ltd., Class H	5,112,000	1,077,415
	Qinhuangdao Port Co., Ltd., Class H	1,912,500	317,794
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	103,194
#*	Qudian, Inc., Sponsored ADR	166,041	287,251
*	Qunxing Paper Holdings Co.	854,211	0
	Red Star Macalline Group Corp., Ltd., Class H	1,578,104	1,002,270
#	Redco Properties Group Ltd.	8,526,000	3,998,620
*	Renren, Inc., ADR	900	846
*	REXLot Holdings, Ltd.	3,197,569	1,609
	Road King Infrastructure, Ltd.	2,280,000	3,524,004
	Ronshine China Holdings, Ltd.	2,709,500	2,836,270
	SAIC Motor Corp, Ltd., Class A	144,400	382,303
	Sailun Group Co., Ltd., Class A	176,200	111,351
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	4,657,962

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Seazen Group, Ltd.	18,502,000	$17,979,297
	Seazen Holdings Co., Ltd. , Class A	66,200	293,735
*	Secoo Holding, Ltd., ADR	31,941	101,572
#*	Semiconductor Manufacturing International Corp.	14,142,196	26,544,070
	Shaanxi Coal Industry Co., Ltd., Class A	431,500	458,428
	Shandong Chenming Paper Holdings, Ltd., Class H	4,566,533	1,748,864
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	17,518,769
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	780,201
	Shanghai Belling Co., Ltd., Class A	9,100	20,835
	Shanghai Electric Group Co., Ltd., Class H	9,170,000	2,818,377
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,754,000	10,404,576
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	1,234,130
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	59,500	289,736
	Shanghai Industrial Holdings, Ltd.	3,664,000	6,233,485
	Shanghai Industrial Urban Development Group, Ltd.	21,019,025	2,071,832
	Shanghai International Airport Co Ltd, Class A	13,000	128,933
	Shanghai International Port Group Co., Ltd., Class A	222,100	130,401
	Shanghai Jin Jiang Capital Co., Ltd., Class H	18,078,000	3,213,635
	Shanghai M&G Stationery Inc, Class A	9,000	65,069
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	8,959,792
	Shanghai Prime Machinery Co., Ltd., Class H	3,924,000	310,965
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	2,300	24,719
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	54,400	70,328
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	111,200	119,575
*	Shanghai Zendai Property, Ltd.	10,965,000	48,580
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	154,200	123,364
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	7,500	112,852
	Sheng Ye Capital, Ltd.	118,000	98,393
#	Shengjing Bank Co., Ltd., Class H	702,500	642,021
	Shenguan Holdings Group, Ltd.	6,774,000	283,468
	Shengyi Technology Co., Ltd., Class A	35,700	161,622
	Shennan Circuits Co., Ltd., Class A	2,500	80,498
	Shenwan Hongyuan Group Co., Ltd.	208,000	50,224
	Shenzhen Expressway Co., Ltd., Class H	5,364,000	6,150,096
	Shenzhen Goodix Technology Co., Ltd., Class A	2,800	92,543
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	21,400	41,807
	Shenzhen Inovance Technology Co., Ltd., Class A	21,800	100,110
	Shenzhen International Holdings, Ltd.	7,524,328	14,542,333
	Shenzhen Investment, Ltd.	29,061,674	9,540,600
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	4,600	86,095
*	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	10,900	25,797
	Shenzhen Megmeet Electrical Co., Ltd., Class A	11,800	34,645
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	8,700	311,703
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	281,700	258,427
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	17,300	42,661
*	Shenzhen Sunway Communication Co., Ltd., Class A	15,200	87,121
	Shenzhou International Group Holdings, Ltd.	2,528,200	29,179,552
	Shenzhou Space Park Group LT	3,080,000	37,981
	Shimao Property Holdings, Ltd.	9,538,683	38,773,541
	Shougang Fushan Resources Group, Ltd.	20,256,461	4,040,193
	Shui On Land, Ltd.	36,338,276	6,437,821
	Sichuan Expressway Co., Ltd., Class H	5,250,000	1,349,848
#	Sihuan Pharmaceutical Holdings Group, Ltd.	47,580,000	4,721,213
*	Silver Grant International Holdings Group, Ltd.	8,640,000	1,186,725
*	SINA Corp.	282,877	9,552,756
	Sino Biopharmaceutical, Ltd.	32,492,997	47,361,763
	Sino Wealth Electronic, Ltd., Class A	4,800	23,020
	Sinofert Holdings, Ltd.	18,004,673	1,662,220
	Sino-I Technology, Ltd.	5,320,000	27,834

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Sinolink Worldwide Holdings, Ltd.	16,305,492	$673,250
	Sino-Ocean Group Holding, Ltd.	25,100,462	6,537,290
	Sinopec Engineering Group Co., Ltd., Class H	8,136,000	3,900,802
	Sinopec Kantons Holdings, Ltd.	8,580,000	3,792,302
#*	Sinopec Oilfield Service Corp., Class H	8,794,000	637,160
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	777,585
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,745,000	4,546,290
	Sinopharm Group Co., Ltd., Class H	5,714,000	15,406,997
#	Sinosoft Technology Group, Ltd.	5,494,400	719,052
	Sinotrans, Ltd., Class H	22,069,000	5,353,340
	Sinotruk Hong Kong, Ltd.	6,532,000	13,243,901
	Skshu Paint Co., Ltd., Class A	2,302	34,761
	Skyfame Realty Holdings, Ltd.	21,964,000	2,896,656
	Skyworth Group, Ltd.	17,944,811	4,121,957
#*	SMI Holdings Group, Ltd.	4,693,951	227,053
	SOHO China, Ltd.	20,096,339	9,629,660
*	Sohu.com, Ltd., ADR	103,552	868,801
*	Sparkle Roll Group, Ltd.	8,680,000	215,782
*	SPT Energy Group, Inc.	4,118,000	174,162
*	SRE Group, Ltd.	10,955,714	39,415
	SSY Group, Ltd.	15,190,506	10,696,164
*	Starrise Media Holdings, Ltd.	1,702,000	215,826
	Suchuang Gas Corp., Ltd.	302,000	74,047
	Sun Art Retail Group, Ltd.	16,297,500	27,133,369
	Sun King Power Electronics Group	2,720,000	388,776
	Sunac China Holdings, Ltd.	15,572,000	69,657,468
	Sunny Optical Technology Group Co., Ltd.	2,316,400	32,257,066
	Sunresin New Materials Co., Ltd., Class A	6,700	25,557
#*	Sunshine 100 China Holdings, Ltd.	244,000	43,491
	Sunwoda Electronic Co., Ltd., Class A	39,300	78,807
*	Superb Summit International Group, Ltd.	95,000	3,355
	Suzhou Secote Precision Electronic Co., Ltd., Class A	4,100	20,991
#	Symphony Holdings, Ltd.	6,930,000	820,413
*	TAL Education Group, ADR	458,065	24,822,542
#*	Tarena International, Inc., ADR	150,345	766,760
*	Taung Gold International, Ltd.	60,800,000	237,122
	TCL Electronics Holdings, Ltd.	6,053,932	2,471,557
	Ten Pao Group Holdings, Ltd.	60,000	5,419
#	Tencent Holdings, Ltd.	17,216,900	905,082,661
	Tenfu Cayman Holdings Co., Ltd.	101,000	71,612
#*	Tenwow International Holdings, Ltd.	2,865,000	26,350
	Texhong Textile Group, Ltd.	2,589,000	1,862,340
*	Textainer Group Holdings, Ltd.	133,234	1,191,160
	Thunder Software Technology Co., Ltd., Class A	2,900	25,034
	Tian An China Investment Co., Ltd.	1,191,357	476,281
*	Tian Ge Interactive Holdings, Ltd.	1,474,000	248,360
	Tian Shan Development Holding, Ltd.	1,584,000	635,408
	Tiangong International Co., Ltd.	6,222,000	1,980,240
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,500	20,233
#	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	805,701
	Tianjin Development Holdings, Ltd.	2,953,800	624,695
	Tianjin Port Development Holdings, Ltd.	15,829,200	1,058,191
#	Tianneng Power International, Ltd.	7,797,952	7,632,220
	Tianshui Huatian Technology Co., Ltd., Class A	21,500	39,055
#	Tianyun International Holdings, Ltd.	1,450,000	150,936
#*	Tibet Water Resources, Ltd.	6,597,000	270,241
	Tingyi Cayman Islands Holding Corp.	13,702,000	24,322,417
#	Tomson Group, Ltd.	2,697,780	623,328
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	3,389,710

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongda Group Holdings, Ltd.	49,600,000	$3,188,661
	TongFu Microelectronics Co., Ltd., Class A	13,600	43,472
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	35,100	62,390
	Tongyu Communication, Inc., Class A	7,000	25,452
#	Towngas China Co., Ltd.	5,440,351	2,734,743
	TravelSky Technology, Ltd., Class H	4,624,938	8,167,306
	Trigiant Group, Ltd.	6,558,000	1,112,278
*	Trip.com Group Ltd., ADR	1,095,374	28,216,834
*	Trony Solar Holdings Co., Ltd.	2,133,000	0
*	Truly International Holdings, Ltd.	9,951,000	1,102,946
	Tsaker Chemical Group, Ltd.	220,500	36,752
	Tsingtao Brewery Co., Ltd., Class H	2,308,000	14,020,931
	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	41,180
	Tunghsu Optoelectronic Technology Co., Ltd., Class A	186,200	72,779
#*	Tuniu Corp., Sponsored ADR	80,591	67,833
	Uni-President China Holdings, Ltd.	9,620,308	9,658,196
	United Energy Group, Ltd.	32,989,100	6,007,969
#*	V1 Group, Ltd.	13,654,600	243,819
	Venustech Group Inc.,, Class A	4,300	24,706
	Vinda International Holdings, Ltd.	1,850,000	5,538,445
*	Vipshop Holdings, Ltd., ADR	3,141,441	50,043,155
	Wanguo International Mining Group, Ltd.	158,000	32,495
	Wanhua Chemical Group Co., Ltd., Class A	104,800	660,076
	Want Want China Holdings, Ltd.	37,524,000	26,744,910
	Wasion Holdings, Ltd.	4,518,000	1,547,449
#*	Weibo Corp., Sponsored ADR	342,312	12,846,969
	Weichai Power Co., Ltd., Class H	11,480,120	20,170,669
	Weiqiao Textile Co., Class H	3,245,500	676,080
	West China Cement, Ltd.	37,564,000	6,694,983
	Western Region Gold Co., Ltd., Class A	10,700	20,606
	Westone Information Industry, Inc., Class A	10,600	33,541
	Will Semiconductor, Ltd., Class A	1,300	35,286
	Wisdom Education International Holdings Co., Ltd.	2,154,000	900,045
	Wison Engineering Services Co., Ltd.	397,000	39,561
	Wonders Information Co., Ltd., Class A	9,200	27,987
	Wuchan Zhongda Group Co., Ltd., Class A	182,500	120,242
	Wuhan Guide Infrared Co., Ltd., Class A	4,200	24,234
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,500	23,655
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,600	33,595
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	12,700	64,456
	Wuhu Token Science Co., Ltd., Class A	57,200	77,163
	Wuliangye Yibin Co., Ltd., Class A	66,800	1,270,877
	WUS Printed Circuit Kunshan Co., Ltd., Class A	15,100	56,436
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	7,700	40,770
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,966,000	3,624,388
	Xiamen Faratronic Co., Ltd., Class A	5,300	39,158
	Xiamen International Port Co., Ltd., Class H	7,153,338	637,621
	Xingda International Holdings, Ltd.	8,042,796	1,914,499
	Xingfa Aluminium Holdings, Ltd.	348,000	308,505
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,887,999
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	4,147,298
*	Xinming China Holdings, Ltd.	368,000	50,397
#	Xinyi Solar Holdings, Ltd.	27,531,573	17,472,944
	Xinyuan Real Estate Co., Ltd., ADR	107,067	278,374
	Xtep International Holdings, Ltd.	7,892,648	3,031,685
#*	Xunlei, Ltd., ADR	88,964	325,608
#	Yadea Group Holdings, Ltd.	9,382,000	3,490,834
*	Yanchang Petroleum International, Ltd.	13,010,000	65,902

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	17,084,000	$12,979,735
#	Yashili International Holdings, Ltd.	3,046,000	174,850
	Yealink Network Technology Corp., Ltd., Class A	4,400	55,879
	YGSOFT, Inc., Class A	11,500	22,297
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	624,400	2,354,707
*	Yida China Holdings, Ltd.	612,000	157,944
	Yihai International Holding, Ltd.	2,395,000	19,085,481
	Yijiahe Technology Co., Ltd., Class A	1,600	23,389
	Yip’s Chemical Holdings, Ltd.	1,348,000	408,032
#*	Yiren Digital, Ltd., ADR	150,597	594,858
	Yonghui Superstores Co., Ltd., Class A	79,800	114,052
	Yonyou Network Technology Co., Ltd., Class A	8,600	55,789
*	Youyuan International Holdings, Ltd.	4,273,760	53,749
*	YuanShengTai Dairy Farm, Ltd.	4,726,000	195,800
	Yuexiu Property Co., Ltd.	76,259,784	14,499,235
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	3,341,976
	Yum China Holdings, Inc.	1,301,003	63,046,605
	YUNDA Holding Co., Ltd, Class A	24,869	103,559
	Yunnan Baiyao Group Co Ltd, Class A	14,600	186,026
	Yunnan Energy New Material Co., Ltd.	6,600	50,041
	Yunnan Water Investment Co., Ltd., Class H	245,000	48,111
	Yuzhou Properties Co., Ltd.	26,478,835	11,280,892
	Zhaojin Mining Industry Co., Ltd., Class H	4,673,666	5,250,971
	Zhejiang Century Huatong Group Co., Ltd., Class A	21,800	42,420
	Zhejiang Dingli Machinery Co., Ltd., Class A	8,684	96,150
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	6,498,101
#	Zhejiang Glass Co., Ltd.	192,000	0
	Zhejiang Huayou Cobalt Co., Ltd., Class A	9,300	44,498
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	4,400	26,252
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	46,400	142,219
	Zhejiang Semir Garment Co., Ltd., Class A	80,700	81,263
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	46,000	78,916
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	799,391
#*	Zhong An Group, Ltd.	12,902,888	396,264
	Zhongsheng Group Holdings, Ltd.	6,191,000	24,848,889
#	Zhongyu Gas Holdings, Ltd.	1,544,550	1,322,637
#	Zhou Hei Ya International Holdings Co., Ltd.	5,850,000	3,288,676
#*	Zhuguang Holdings Group Co., Ltd.	822,000	118,504
	Zhuhai Holdings Investment Group, Ltd.	1,360,000	210,375
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,558,250	7,826,033
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	6,300	22,053
	Zijin Mining Group Co., Ltd., Class H	31,566,000	12,887,413
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,062,400	6,527,207
*	ZTE Corp., Class H	1,949,592	5,495,236
	ZTO Express Cayman, Inc., ADR	671,485	19,983,394

TOTAL CHINA			6,595,867,037

COLOMBIA — (0.2%)
	Banco de Bogota SA	91,924	1,486,016
	Bancolombia SA, Sponsored ADR	278,872	7,278,559
	Bancolombia SA	762,207	4,874,736
	Bolsa de Valores de Colombia	20,739	49,084
	Celsia SA ESP	1,299,891	1,379,021
	Cementos Argos SA	1,901,389	1,870,652
*	CEMEX Latam Holdings SA	1,151,404	523,498
*	Constructora Conconcreto SA	19,345	2,028
*	Corp. Financiera Colombiana SA	299,162	1,949,578
	Ecopetrol SA	15,632,731	8,252,692
*	Empresa de Telecomunicaciones de Bogota	2,559,373	140,930

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	405,195	$943,647
	Grupo Aval Acciones y Valores SA, ADR	67,982	285,524
	Grupo de Inversiones Suramericana SA	534,824	2,907,151
*	Grupo Energia Bogota SA ESP	3,593,976	2,033,470
	Grupo Nutresa SA	471,389	2,626,633
	Interconexion Electrica SA ESP	2,109,361	9,696,987
	Mineros SA	47,961	37,191
	Promigas SA ESP	27,701	48,909

TOTAL COLOMBIA			46,386,306

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	713,819	13,270,948
*	Komercni banka A.S.	191,995	4,065,444
	Moneta Money Bank A.S.	2,881,502	5,986,211
	O2 Czech Republic A.S.	354,159	3,102,230
#	Philip Morris CR A.S.	3,783	2,159,741

TOTAL CZECH REPUBLIC			28,584,574

EGYPT — (0.1%)
#	Commercial International Bank Egypt S.A.E., GDR	3,828,381	14,680,019
	Commercial International Bank Egypt S.A.E., GDR	434,232	1,667,453
	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	107,909
	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	28,099

TOTAL EGYPT			16,483,480

GREECE — (0.3%)
	Aegean Airlines SA	204,088	1,318,048
*	Alpha Bank AE	530,025	387,038
	Athens Water Supply & Sewage Co. SA	121,179	899,240
	AUTOHELLAS SA	11,683	59,912
	Bank of Greece	3,023	43,469
*	Ellaktor SA	518,178	506,429
*	Eurobank Ergasias Services and Holdings SA, Class A	668,694	270,105
*	FF Group	156,853	768,580
	Fourlis Holdings SA	192,550	754,266
*	GEK Terna Holding Real Estate Construction SA	288,834	1,843,877
	Hellenic Exchanges - Athens Stock Exchange SA	280,151	1,044,168
	Hellenic Petroleum SA	267,318	1,775,406
	Hellenic Telecommunications Organization SA	1,023,770	13,525,524
	Holding Co. ADMIE IPTO SA	620,938	1,392,904
*	Intracom Holdings SA	148,807	80,993
*	Intralot SA-Integrated Lottery Systems & Services	458,524	71,206
	JUMBO SA	372,528	5,830,027
*	LAMDA Development SA	256,284	1,684,506
*	Marfin Investment Group Holdings SA	4,471,318	326,347
	Motor Oil Hellas Corinth Refineries SA	287,114	4,254,136
	Mytilineos SA	317,358	2,366,513
*	National Bank of Greece SA	290,542	393,997
	OPAP SA	808,473	7,241,743
*	Piraeus Bank SA	527,233	703,709
	Piraeus Port Authority SA	25,605	479,981
*	Public Power Corp. SA	525,419	1,526,815
	Sarantis SA	25,496	218,339
	Terna Energy SA	184,185	1,720,096
*	Titan Cement International SA	220,632	3,052,118

TOTAL GREECE			54,539,492

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	13,373,000	$0
	Fiber Optic Center, Inc.	4,584,800	31,048
	Fuguiniao Co., Ltd.	782,600	73,440
	Hosa International, Inc.	2,198,000	15,424
	Huishan Dairy	1,990,720	11,067
	Karce International Holdings Open	1,662,000	0
*	Long Well International Holdings, Ltd.	5,680,000	16,192
	My Medicare	4,480,000	24,907
	Real Gold Mining, Ltd.	640,000	21,712
	Shougang Concord International Enterprises Co., Ltd.	13,789,641	2,615,994
	Tech-Pro, Inc.	37,652,000	62,166

TOTAL HONG KONG			2,871,950

HUNGARY — (0.3%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	30,037
	Magyar Telekom Telecommunications P.L.C.	4,314,328	5,363,892
	Magyar Telekom Telecommunications P.L.C., Sponsored ADR	36,206	230,994
	MOL Hungarian Oil & Gas P.L.C.	4,226,078	26,754,517
	OTP Bank P.L.C.	778,456	23,054,746
	Richter Gedeon Nyrt	411,959	8,803,046

TOTAL HUNGARY			64,237,232

INDIA — (11.2%)
*	3M India, Ltd.	8,720	2,216,102
*	5Paisa Capital, Ltd.	18,325	37,925
	Aarti Drugs, Ltd.	38,487	362,401
	Aarti Industries, Ltd.	516,410	7,504,131
*	Aarti Surfactants, Ltd.	27,128	14,393
	ABB India, Ltd.	122,480	1,469,835
*	ABB Powar Products & System India, Ltd.	24,496	262,885
	Abbott India, Ltd.	9,321	2,167,394
	ACC, Ltd.	301,422	4,653,150
*	Accelya Kale Solutions, Ltd.	3,197	38,484
	Action Construction Equipment, Ltd.	165,096	102,440
	Adani Enterprises, Ltd.	1,543,910	2,848,196
	Adani Gas, Ltd.	2,599,564	3,583,296
*	Adani Green Energy, Ltd.	1,898,533	5,282,049
	Adani Ports & Special Economic Zone, Ltd.	3,073,240	11,822,203
*	Adani Power, Ltd.	10,839,273	4,507,820
*	Adani Transmissions, Ltd.	1,864,458	5,067,000
*	Aditya Birla Capital, Ltd.	2,263,199	1,494,169
*	Aditya Birla Fashion and Retail, Ltd.	1,956,423	2,993,286
	Advanced Enzyme Technologies, Ltd.	75,148	144,725
	Aegis Logistics, Ltd.	577,408	1,293,684
	Agro Tech Foods, Ltd.	51,860	326,185
	Ahluwalia Contracts India, Ltd.	25,428	61,682
	AIA Engineering, Ltd.	224,821	4,847,620
	Ajanta Pharma, Ltd.	319,825	6,274,971
	Akzo Nobel India, Ltd.	84,449	2,327,363
	Alembic Pharmaceuticals, Ltd.	530,410	5,221,051
	Alembic, Ltd.	859,855	576,164
	Alkyl Amines Chemicals	6,717	158,634
	Allcargo Logistics, Ltd.	637,798	630,644
	Amara Raja Batteries, Ltd.	452,651	3,416,398
	Ambuja Cements, Ltd.	2,181,616	4,950,618
	Amrutanjan Health Care, Ltd.	4,325	22,195
*	Amtek Auto, Ltd.	876,612	6,019
	Anant Raj, Ltd.	1,056,786	236,070

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Andhra Sugars, Ltd. (The)	6,071	$20,567
*	Anup Engineering, Ltd.	63,184	265,050
	Apar Industries, Ltd.	135,145	555,943
	APL Apollo Tubes, Ltd.	61,073	1,158,810
	Apollo Hospitals Enterprise, Ltd.	331,167	6,101,095
	Apollo Tyres, Ltd.	2,714,872	3,450,208
*	Arvind Fashions, Ltd.	314,978	580,493
	Arvind, Ltd.	1,219,778	389,299
	Asahi India Glass, Ltd.	388,763	866,642
	Ashiana Housing, Ltd.	116,727	65,761
	Ashok Leyland, Ltd.	12,195,721	8,374,115
*	Ashoka Buildcon, Ltd.	666,095	560,283
	Asian Paints, Ltd.	1,297,862	30,339,979
	Astra Microwave Products, Ltd.	81,334	69,563
	Astral Polytechnik, Ltd.	237,559	2,982,615
	AstraZeneca Pharma India, Ltd.	4,481	178,187
	Atul, Ltd.	111,614	7,184,309
	Aurobindo Pharma, Ltd.	2,548,529	20,842,827
	Automotive Axles, Ltd.	55,913	375,119
	Avanti Feeds, Ltd.	243,671	1,383,275
	Axis Bank, Ltd.	3,987,717	23,253,538
	Bajaj Auto, Ltd.	313,010	10,887,034
*	Bajaj Consumer Care, Ltd.	582,691	1,112,738
	Bajaj Electricals, Ltd.	247,190	1,115,468
	Bajaj Finance, Ltd.	601,167	18,380,313
	Bajaj Finserv, Ltd.	166,745	11,193,701
*	Bajaj Hindusthan Sugar, Ltd.	4,239,971	312,659
	Bajaj Holdings & Investment, Ltd.	190,638	5,144,032
	Balaji Amines, Ltd.	104,011	564,251
	Balkrishna Industries, Ltd.	709,229	8,623,414
	Balmer Lawrie & Co., Ltd.	667,961	887,456
	Balrampur Chini Mills, Ltd.	1,858,829	2,443,885
	Banco Products India, Ltd.	95,797	88,088
	Bandhan Bank, Ltd.	311,978	1,076,114
*	Bank of Baroda	3,302,125	2,144,137
*	Bank of Maharashtra	1,404,196	178,588
	Bannari Amman Sugars, Ltd.	1,491	17,859
	BASF India, Ltd.	49,245	683,256
	Bata India, Ltd.	166,022	3,034,674
	Bayer CropScience, Ltd.	4,225	240,270
	BEML, Ltd.	111,713	863,624
	Berger Paints India, Ltd.	1,655,990	11,105,153
	Bhansali Engineering Polymers, Ltd.	705,284	361,250
	Bharat Dyanamics, Ltd.	5,585	15,972
	Bharat Electronics, Ltd.	3,735,261	3,574,104
	Bharat Forge, Ltd.	1,925,232	7,820,073
	Bharat Heavy Electricals, Ltd.	5,717,220	1,706,101
	Bharat Petroleum Corp., Ltd.	2,610,423	12,834,872
	Bharat Rasayan, Ltd.	3,791	345,994
*	Bharti Airtel, Ltd.	8,619,250	58,726,670
	Bharti Infratel, Ltd.	1,814,623	4,194,733
	Biocon, Ltd.	964,674	4,503,712
	Birla Corp., Ltd.	168,566	915,455
*	Birla Tyres, Ltd.	8,965	794
*	Birlasoft, Ltd.	1,826,011	1,743,316
	Bliss Gvs Pharma, Ltd.	667,531	854,518
	Blue Dart Express, Ltd.	39,281	1,159,793
	Blue Star, Ltd.	281,673	1,984,897
	Bodal Chemicals, Ltd.	478,158	330,406

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bombay Dyeing & Manufacturing Co., Ltd.	614,471	$418,739
	Borosil Renewables, Ltd.	41,997	20,709
	Bosch, Ltd.	17,882	2,497,049
	Brigade Enterprises, Ltd.	505,887	793,095
	Britannia Industries, Ltd.	250,197	10,452,768
	BSE, Ltd.	49,666	256,523
	Cadila Healthcare, Ltd.	1,597,176	6,855,103
	Can Fin Homes, Ltd.	475,634	2,017,015
*	Canara Bank	2,348,497	2,714,180
	Capacit’e Infraprojects, Ltd.	76,425	88,005
	Caplin Point Laboratories, Ltd.	207,574	955,389
	Carborundum Universal, Ltd.	383,017	1,124,065
	Care Ratings, Ltd.	141,913	696,003
	Castrol India, Ltd.	2,091,193	3,602,878
	CCL Products India, Ltd.	608,346	1,562,121
	Ceat, Ltd.	279,268	2,963,840
	Central Depository Services India, Ltd.	61,224	183,073
	Century Plyboards India, Ltd.	680,641	1,100,908
	Century Textiles & Industries, Ltd.	319,339	1,228,811
	Cera Sanitaryware, Ltd.	34,646	1,018,558
	CESC, Ltd.	550,756	4,732,288
*	CG Power and Industrial Solutions, Ltd.	4,657,108	491,626
	Chambal Fertilizers & Chemicals, Ltd.	1,836,658	3,147,814
*	Chennai Petroleum Corp., Ltd.	121,229	100,042
	Chennai Super Kings Cricket, Ltd.	2,606,099	14,642
*	Cholamandalam Financial Holdings, Ltd.	481,315	1,885,046
	Cholamandalam Investment and Finance Co., Ltd.	2,002,316	4,185,715
*	Cigniti Technologies, Ltd.	8,421	29,205
	Cipla, Ltd.	1,741,409	13,561,915
	City Union Bank, Ltd.	1,910,457	3,616,692
	Coal India, Ltd.	3,050,359	5,976,802
	Cochin Shipyard, Ltd.	44,300	146,005
*	Coffee Day Enterprises, Ltd.	227,184	57,366
	Colgate-Palmolive India, Ltd.	404,940	7,842,476
	Container Corp. Of India, Ltd.	784,156	3,889,350
	Coromandel International, Ltd.	956,950	7,446,365
	CRISIL, Ltd.	115,868	2,257,882
	Crompton Greaves Consumer Electricals, Ltd.	4,073,859	11,987,520
	Cummins India, Ltd.	328,292	1,634,687
	Cyient, Ltd.	322,814	980,977
	Dabur India, Ltd.	2,131,919	13,811,732
*	Dalmia Bharat, Ltd.	415,742	2,877,069
	DB Corp., Ltd.	329,413	326,466
	DCB Bank, Ltd.	2,459,901	2,605,878
	DCM Shriram, Ltd.	429,753	1,558,192
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	344,819
	Deepak Nitrite, Ltd.	241,579	1,605,386
	Delta Corp., Ltd.	842,821	763,738
	Dhampur Sugar Mills, Ltd.	286,159	379,396
	Dhanuka Agritech, Ltd.	93,014	547,698
	Dilip Buildcon, Ltd.	318,464	1,082,041
*	Dish TV India, Ltd.	6,231,116	396,127
	Dishman Carbogen Amcis, Ltd.	643,441	715,980
	Divi’s Laboratories, Ltd.	432,328	13,331,449
	Dixon Technologies India, Ltd.	2,096	126,546
	DLF, Ltd.	1,976,514	3,786,222
	Dr Lal PathLabs, Ltd.	99,177	2,057,427
	Dr Reddy’s Laboratories, Ltd., ADR	310,568	15,897,976
	Dr Reddy’s Laboratories, Ltd.	245,173	12,682,212

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dredging Corp. of India, Ltd.	2,235	$6,748
*	Dynamatic Technologies, Ltd.	7,283	52,834
	eClerx Services, Ltd.	181,875	1,117,102
	Edelweiss Financial Services, Ltd.	3,384,019	1,764,136
	Eicher Motors, Ltd.	59,774	11,561,522
	EID Parry India, Ltd.	760,186	1,465,367
	EIH Associated Hotels	1,507	4,203
	EIH, Ltd.	971,819	969,039
	Elgi Equipments, Ltd.	119,334	206,261
	Emami, Ltd.	824,232	2,133,205
	Endurance Technologies, Ltd.	39,134	348,973
	Engineers India, Ltd.	1,373,097	1,223,957
	Entertainment Network India, Ltd.	45,138	82,565
	Eris Lifesciences, Ltd.	16,839	110,915
	Escorts, Ltd.	862,152	8,070,781
	Essel Propack, Ltd.	256,742	605,956
*	Excel Industries, Ltd.	6,518	56,662
	Exide Industries, Ltd.	2,083,929	4,348,537
	FDC, Ltd.	395,614	1,272,890
	Federal Bank, Ltd.	11,999,000	7,713,462
	Finolex Cables, Ltd.	597,121	2,018,192
	Finolex Industries, Ltd.	470,278	2,508,496
	Firstsource Solutions, Ltd.	2,097,095	975,490
*	Fortis Healthcare, Ltd.	1,097,830	1,835,909
*	Future Enterprises, Ltd.	1,933,513	325,202
	Future Lifestyle Fashions, Ltd.	58,028	119,480
*	Future Retail, Ltd.	810,120	919,511
	Gabriel India, Ltd.	713,471	782,584
	GAIL India, Ltd.	8,238,110	10,331,375
	Galaxy Surfactants, Ltd.	685	12,700
	Garware Technical Fibres, Ltd.	59,217	996,326
	Gateway Distriparks, Ltd.	645,994	783,879
*	Gayatri Projects, Ltd.	190,466	35,488
	GE Power India, Ltd.	11,172	66,533
	GE T&D India, Ltd.	152,570	170,510
	General Insurance Corp. of India	36,391	66,893
*	GFL, Ltd.	242,231	273,622
	GHCL, Ltd.	427,748	594,739
	GIC Housing Finance, Ltd.	194,216	186,601
	Gillette India, Ltd.	27,507	1,948,437
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	920,018
	Glenmark Pharmaceuticals, Ltd.	1,067,896	4,726,578
*	GMR Infrastructure, Ltd.	7,429,796	1,674,888
	GOCL Corp., Ltd.	29,458	61,803
	Godfrey Phillips India, Ltd.	131,119	1,744,907
	Godrej Agrovet, Ltd.	6,017	32,434
	Godrej Consumer Products, Ltd.	1,268,806	9,101,997
	Godrej Industries, Ltd.	306,719	1,074,795
*	Godrej Properties, Ltd.	176,508	1,569,017
	Granules India, Ltd.	1,263,179	2,683,333
	Graphite India, Ltd.	284,329	784,157
	Grasim Industries, Ltd.	1,010,018	6,744,431
	Great Eastern Shipping Co., Ltd. (The)	516,308	1,607,378
*	Greaves Cotton, Ltd.	1,095,178	1,153,968
*	Greenpanel Industries, Ltd.	304,107	110,643
	Greenply Industries, Ltd.	316,384	435,241
	Grindwell Norton, Ltd.	58,381	401,029
	Gujarat Alkalies & Chemicals, Ltd.	249,091	1,192,749
	Gujarat Ambuja Exports, Ltd.	264,213	425,613

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Gujarat Fluorochemicals, Ltd.	266,329	$1,098,625
	Gujarat Gas, Ltd.	1,267,645	4,381,841
	Gujarat Industries Power Co., Ltd.	230,702	180,289
	Gujarat Mineral Development Corp., Ltd.	793,968	412,421
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385,614	715,433
	Gujarat Pipavav Port, Ltd.	1,452,353	1,098,496
	Gujarat State Fertilizers & Chemicals, Ltd.	839,314	488,730
	Gujarat State Petronet, Ltd.	1,593,460	4,399,071
	Gulf Oil Lubricants India, Ltd.	124,557	985,511
*	GVK Power & Infrastructure, Ltd.	4,900,817	177,417
	Hatsun Agro Products, Ltd.	70,541	473,575
	Havells India, Ltd.	1,183,682	8,814,240
	HBL Power Systems, Ltd.	290,759	49,980
	HCL Technologies, Ltd.	6,529,447	46,953,416
	HDFC Bank Ltd.	5,989,118	78,506,215
	HDFC Life Insurance Co., Ltd.	399,247	2,634,465
*	HealthCare Global Enterprises, Ltd.	12,428	11,429
	HEG, Ltd.	78,554	829,721
	HeidelbergCement India, Ltd.	875,004	1,807,487
*	Hemisphere Properties India, Ltd.	709,341	590,842
	Heritage Foods, Ltd.	108,139	393,266
	Hero MotoCorp, Ltd.	404,200	11,456,261
	Hester Biosciences, Ltd.	4,356	77,126
	Hexaware Technologies, Ltd.	1,418,263	5,256,981
	HFCL, Ltd.	7,081,447	1,025,803
	Hikal, Ltd.	360,924	532,248
	HIL, Ltd.	10,997	115,109
	Himadri Speciality Chemical, Ltd.	939,511	615,945
	Himatsingka Seide, Ltd.	398,183	286,453
	Hindalco Industries, Ltd.	6,416,460	10,866,544
	Hinduja Global Solutions, Ltd.	65,465	502,717
*	Hindustan Construction Co., Ltd.	208,061	13,657
*	Hindustan Oil Exploration Co., Ltd.	197,864	105,474
	Hindustan Petroleum Corp., Ltd.	3,152,502	9,160,858
	Hindustan Unilever, Ltd.	2,343,924	68,178,758
	Honda SIEL Power Products, Ltd.	9,298	108,941
	Honeywell Automation India, Ltd.	8,433	3,161,827
	Hopewell Tableware, Ltd.	41,997	78,183
*	Housing Development & Infrastructure, Ltd.	299,258	7,312
	Housing Development Finance Corp., Ltd.	2,926,564	74,032,639
	Huhtamaki PPL, Ltd.	109,072	300,670
	ICICI Bank, Ltd., Sponsored ADR	3,501,226	34,171,966
	ICICI Bank, Ltd.	197,870	986,285
	ICICI Lombard General Insurance Co., Ltd.	39,175	660,536
	ICICI Prudential Life Insurance Co., Ltd.	708,898	3,852,923
	ICICI Securities, Ltd.	25,892	123,413
	ICRA, Ltd.	914	27,681
*	IDFC First Bank, Ltd.	11,008,851	3,161,242
	IDFC, Ltd.	8,315,429	1,599,483
*	IFB Industries, Ltd.	35,245	192,063
*	IFCI, Ltd.	7,346,306	398,403
	IIFL Finance, Ltd.	1,078,536	1,093,132
	IIFL Securities, Ltd.	1,078,536	487,213
	IIFL Wealth Management, Ltd.	154,077	1,923,546
	India Cements, Ltd. (The)	1,972,438	2,697,133
	India Glycols, Ltd.	130,172	478,342
	Indiabulls Housing Finance, Ltd.	3,027,210	5,303,142
*	Indiabulls Integrated Services, Ltd.	50,548	29,027
*	Indiabulls Real Estate, Ltd.	3,039,429	2,333,099

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indiabulls Ventures, Ltd.	1,005,797	$1,410,065
	Indiabulls Ventures, Ltd.	203,485	79,328
*	Indian Bank	1,439,101	987,000
	Indian Hotels Co., Ltd. (The)	2,696,771	2,855,830
	Indian Hume Pipe Co., Ltd.	82,136	175,308
	Indian Oil Corp., Ltd.	6,279,620	6,996,485
*	Indian Overseas Bank	3,449,194	350,888
	Indo Count Industries, Ltd.	761,591	296,987
	Indoco Remedies, Ltd.	205,266	638,094
	Indraprastha Gas, Ltd.	1,810,600	11,468,942
	IndusInd Bank, Ltd.	837,781	5,109,644
	INEOS Styrolution India, Ltd.	23,972	184,205
	Infibeam Avenues, Ltd.	1,622,856	957,940
	Info Edge India, Ltd.	36,321	1,233,389
	Infosys, Ltd., Sponsored ADR	7,138,068	65,884,368
	Infosys, Ltd.	11,809,081	110,311,585
	Ingersoll-Rand India, Ltd.	75,325	628,302
	Inox Leisure, Ltd.	636,992	1,790,086
	Insecticides India, Ltd.	31,162	169,419
*	Intellect Design Arena, Ltd.	414,704	389,324
	InterGlobe Aviation, Ltd.	110,800	1,449,976
	Ipca Laboratories, Ltd.	356,677	7,610,761
*	IRB Infrastructure Developers, Ltd.	1,391,785	1,279,480
	ITC, Ltd.	13,190,874	31,604,771
	ITD Cementation India, Ltd.	529,668	264,941
	J Kumar Infraprojects, Ltd.	225,139	237,359
	Jagran Prakashan, Ltd.	844,923	465,224
	Jai Corp., Ltd.	293,605	271,940
*	Jain Irrigation Systems, Ltd.	2,668,871	246,134
*	Jaiprakash Associates, Ltd.	9,847,869	215,460
*	Jaiprakash Power Ventures, Ltd.	8,915,158	81,810
*	Jammu & Kashmir Bank, Ltd. (The)	2,051,214	402,898
	Jamna Auto Industries, Ltd.	1,296,752	443,711
	JB Chemicals & Pharmaceuticals, Ltd.	252,680	1,872,263
*	Jindal Photo Imaging, Ltd.	48,659	40,757
	Jindal Poly Films, Ltd.	190,014	622,732
	Jindal Saw, Ltd.	1,414,314	1,037,656
*	Jindal Stainless Hisar, Ltd.	888,373	519,117
*	Jindal Stainless, Ltd.	609,902	251,030
*	Jindal Steel & Power, Ltd.	3,303,727	4,048,399
	JK Cement, Ltd.	195,306	2,901,374
	JK Lakshmi Cement, Ltd.	237,469	626,871
	JK Paper, Ltd.	831,668	1,082,846
	JK Tyre & Industries, Ltd.	689,657	473,809
	JM Financial, Ltd.	2,770,750	2,375,135
	JMC Projects India, Ltd.	122,380	66,073
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	62,875	1,959,341
	JSW Energy, Ltd.	4,577,239	2,691,760
	JSW Steel, Ltd.	6,913,037	16,449,467
	JTEKT India, Ltd.	160,829	106,483
	Jubilant Foodworks, Ltd.	565,784	12,202,120
	Jubilant Life Sciences, Ltd.	938,356	4,978,856
*	Just Dial, Ltd.	332,855	1,775,231
	Jyothy Labs, Ltd.	650,061	998,172
	Kajaria Ceramics, Ltd.	789,330	3,916,538
	Kalpataru Power Transmission, Ltd.	619,348	1,900,362
	Kalyani Steels, Ltd.	178,214	361,474
	Kansai Nerolac Paints, Ltd.	583,581	3,165,366
	Karnataka Bank, Ltd. (The)	1,771,097	1,026,848

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank, Ltd. (The)	3,151,061	$1,227,024
	Kaveri Seed Co., Ltd.	287,838	1,424,411
	KCP, Ltd. (The)	499,146	281,043
	KEC International, Ltd.	1,071,371	2,772,618
	KEI Industries, Ltd.	560,295	2,152,546
	Kewal Kiran Clothing, Ltd.	454	4,881
	Kiri Industries, Ltd.	100,019	387,685
	Kirloskar Brothers, Ltd.	90,012	124,954
	Kirloskar Oil Engines, Ltd.	147,627	218,701
	KNR Constructions, Ltd.	348,858	965,791
	Kolte-Patil Developers, Ltd.	255,374	566,319
	Kotak Mahindra Bank, Ltd.	1,629,433	29,225,762
*	KPIT Technologies, Ltd.	1,778,899	1,325,601
	KPR Mill, Ltd.	111,209	681,502
	KRBL, Ltd.	596,549	1,521,370
	KSB, Ltd.	21,421	138,893
	L&T Finance Holdings, Ltd.	5,025,072	4,340,472
	LA Opala RG, Ltd.	107,650	250,295
	Lakshmi Machine Works, Ltd.	19,929	640,439
*	Lakshmi Vilas Bank, Ltd. (The)	671,697	131,620
*	Lanco Infratech, Ltd.	978,499	734
	Larsen & Toubro Infotech, Ltd.	184,566	3,883,890
	Larsen & Toubro, Ltd.	1,397,415	16,578,136
	Laurus Labs, Ltd.	59,747	404,254
	LG Balakrishnan & Bros, Ltd.	53,475	137,302
	LIC Housing Finance, Ltd.	2,725,482	10,195,208
	Linde India, Ltd.	52,952	376,476
	LT Foods, Ltd.	884,976	255,623
	Lumax Industries, Ltd.	11,696	160,269
	Lupin, Ltd.	1,503,872	16,554,494
	LUX Industries, Ltd.	60,119	748,162
	Magma Fincorp, Ltd.	543,068	133,104
	Mahanagar Gas, Ltd.	160,796	2,056,889
	Maharashtra Scooters, Ltd.	6,499	193,461
	Maharashtra Seamless, Ltd.	236,215	695,533
	Mahindra & Mahindra Financial Services, Ltd.	2,213,652	4,834,622
	Mahindra & Mahindra, Ltd.	3,297,283	15,946,896
*	Mahindra CIE Automotive, Ltd.	613,565	768,382
*	Mahindra Holidays & Resorts India, Ltd.	495,152	864,733
	Mahindra Lifespace Developers, Ltd.	172,195	425,905
	Mahindra Logistics, Ltd.	12,013	41,406
	Majesco, Ltd.	92,004	329,081
	Manappuram Finance, Ltd.	4,828,311	8,513,221
	Mangalam Cement, Ltd.	821	1,683
	Mangalore Refinery & Petrochemicals, Ltd.	1,284,382	549,371
	Marico, Ltd.	2,427,197	9,248,697
	Marksans Pharma, Ltd.	2,117,827	561,968
	Maruti Suzuki India, Ltd.	415,540	29,412,884
	MAS Financial Services, Ltd.	7,234	60,303
	Mastek, Ltd.	67,207	226,890
*	Max Financial Services, Ltd.	1,008,482	6,220,030
*	Max India, Ltd.	836,816	678,605
	Mayur Uniquoters, Ltd.	125,960	254,014
	Meghmani Organics, Ltd.	1,163,189	770,643
	Minda Corp., Ltd.	415,730	373,229
	Minda Industries, Ltd.	635,521	2,425,418
	Mindtree, Ltd.	178,842	2,162,720
	Mishra Dhatu Nigam, Ltd.	14,785	41,599
	MM Forgings, Ltd.	13,582	33,442

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MOIL, Ltd.	644,598	$1,102,810
*	Morepen Laboratories, Ltd.	1,896,828	457,954
	Motherson Sumi Systems, Ltd.	5,894,987	6,866,446
	Motilal Oswal Financial Services, Ltd.	244,978	1,647,267
	Mphasis, Ltd.	605,498	5,991,807
	MPS, Ltd.	30,914	114,136
	MRF, Ltd.	8,832	7,036,268
	Multi Commodity Exchange of India, Ltd.	57,372	807,267
*	Muthoot Capital Services, Ltd.	35,971	138,988
	Muthoot Finance, Ltd.	1,163,289	13,405,362
	Narayana Hrudayalaya, Ltd.	30,558	112,530
	Natco Pharma, Ltd.	599,828	4,836,020
	National Aluminium Co., Ltd.	6,055,539	2,534,277
	Nava Bharat Ventures, Ltd.	697,414	349,754
	Navin Fluorine International, Ltd.	118,225	2,442,006
	Navneet Education, Ltd.	755,978	725,102
	NBCC India, Ltd.	2,976,255	775,564
	NCC, Ltd.	3,800,229	1,297,828
	NESCO, Ltd.	176,152	1,046,201
	Nestle India, Ltd.	102,135	24,191,872
*	Network18 Media & Investments, Ltd.	268,691	80,199
	Neuland Laboratories, Ltd.	10,761	63,212
	NHPC, Ltd.	10,295,531	2,838,118
	NIIT Technologies, Ltd.	42,402	674,575
	NIIT, Ltd.	751,046	839,725
	Nilkamal, Ltd.	66,878	943,100
	NLC India, Ltd.	749,864	451,121
	NOCIL, Ltd.	646,495	743,461
	NRB Bearings, Ltd.	312,497	294,985
	NTPC, Ltd.	5,878,601	7,434,510
	Nucleus Software Exports, Ltd.	54,990	163,598
	Oberoi Realty, Ltd.	545,992	2,455,346
	Oil & Natural Gas Corp., Ltd.	5,994,313	6,331,335
	Oil India, Ltd.	1,117,674	1,455,451
	Omaxe, Ltd.	438,299	896,812
*	Oracle Financial Services Software, Ltd.	97,096	3,005,306
	Orient Cement, Ltd.	609,895	328,609
	Orient Electric, Ltd.	218,209	533,850
	Orient Refractories, Ltd.	203,893	396,147
	Oriental Carbon & Chemicals, Ltd.	6,014	49,309
	Page Industries, Ltd.	31,237	7,546,940
	Paisalo Digital, Ltd.	15,106	33,974
	Parag Milk Foods, Ltd.	297,545	358,170
*	PC Jeweller, Ltd.	1,314,792	208,548
	Persistent Systems, Ltd.	355,044	2,229,572
	Petronet LNG, Ltd.	5,353,790	17,198,232
	Pfizer, Ltd.	75,126	4,893,750
	Phillips Carbon Black, Ltd.	621,818	654,562
	Phoenix Mills, Ltd. (The)	340,012	2,465,530
	PI Industries, Ltd.	557,726	11,647,048
	Pidilite Industries, Ltd.	544,466	10,947,626
	Piramal Enterprises, Ltd.	475,198	6,066,590
	PNB Housing Finance, Ltd.	158,265	414,161
	PNC Infratech, Ltd.	104,489	172,280
	Poly Medicure, Ltd.	53,069	159,701
	Polyplex Corp., Ltd.	81,708	474,597
	Power Finance Corp., Ltd.	6,037,198	7,630,239
	Power Grid Corp. of India, Ltd.	5,373,544	11,577,716
	Power Mech Projects, Ltd.	17,532	88,028

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Prabhat Dairy, Ltd.	49,828	$44,260
	Praj Industries, Ltd.	355,506	288,769
	Prakash Industries, Ltd.	250,381	105,701
	Prestige Estates Projects, Ltd.	858,342	1,959,351
*	Prime Focus, Ltd.	99,429	37,235
	Prism Johnson, Ltd.	499,248	252,778
*	Procter & Gamble Health, Ltd.	48,718	2,770,764
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,195,098
	PSP Projects, Ltd.	11,848	57,647
	PTC India Financial Services, Ltd.	2,174,108	274,827
	PTC India, Ltd.	2,200,677	1,163,011
*	Punjab National Bank	6,692,535	2,860,926
	PVR, Ltd.	271,563	3,610,981
*	Quess Corp., Ltd.	97,280	270,501
	Quick Heal Technologies, Ltd.	155,325	242,290
	Radico Khaitan, Ltd.	492,021	1,933,265
	Rain Industries Ltd.	1,182,310	1,104,154
	Rajesh Exports, Ltd.	634,400	5,209,574
	Rallis India, Ltd.	565,274	1,591,713
	Ramco Cements, Ltd. (The)	468,456	3,434,747
	Ramco Industries, Ltd.	170,553	295,599
	Ramkrishna Forgings, Ltd.	113,386	280,222
	Rane Holdings, Ltd.	14,529	76,130
	Rashtriya Chemicals & Fertilizers, Ltd.	1,332,766	690,681
	Ratnamani Metals & Tubes, Ltd.	42,810	519,584
	Raymond, Ltd.	364,953	1,163,089
	RBL Bank, Ltd.	684,121	1,177,771
	REC, Ltd.	7,357,535	9,278,810
	Redington India, Ltd.	1,789,791	1,768,944
	Relaxo Footwears, Ltd.	206,620	1,738,213
	Reliance Industries, Ltd., GDR	127,670	4,844,638
	Reliance Industries, Ltd.	10,291,451	199,823,818
	Reliance Industries, Ltd., GDR	71	2,716
*	Reliance Infrastructure, Ltd.	703,039	205,586
*	Reliance Power, Ltd.	6,603,189	200,919
	Repco Home Finance, Ltd.	435,351	728,399
*	RP-SG Business Process Services, Ltd.	131,534	233,594
	Sadbhav Engineering, Ltd.	510,222	314,636
	Sadbhav Infrastructure Project, Ltd.	69,153	16,794
	Sagar Cements, Ltd.	4,371	17,225
*	Sanghi Industries, Ltd.	204,903	51,136
	Sanofi India, Ltd.	46,360	4,758,646
	Saregama India, Ltd.	29,176	104,463
	Sasken Technologies, Ltd.	20,205	109,288
	Savita Oil Technologies, Ltd.	491	4,572
	SBI Life Insurance Co., Ltd.	88,857	853,124
	Schaeffler India, Ltd.	28,297	1,295,344
	Sequent Scientific, Ltd.	266,455	266,574
	Seshasayee Paper & Boards, Ltd.	3,105	5,451
	SH Kelkar & Co., Ltd.	75,290	65,123
	Shankara Building Products, Ltd.	24,862	84,233
	Sharda Cropchem, Ltd.	132,225	257,858
*	Sheela Foam, Ltd.	4,039	80,489
	Shilpa Medicare, Ltd.	62,597	299,594
*	Shipping Corp. of India, Ltd.	1,349,312	782,915
	Shoppers Stop, Ltd.	89,085	220,358
	Shree Cement, Ltd.	36,904	9,558,408
	Shriram City Union Finance, Ltd.	36,098	350,270
	Shriram Transport Finance Co., Ltd.	1,060,418	11,002,741

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Siemens, Ltd.	159,092	$2,394,235
	Siyaram Silk Mills, Ltd.	47,551	84,331
	SKF India, Ltd.	91,184	1,781,778
	SML ISUZU, Ltd.	26,633	136,834
	Sobha, Ltd.	580,373	1,545,624
	Solar Industries India, Ltd.	127,348	1,489,621
	Solara Active Pharma Sciences, Ltd.	53,545	411,547
	Somany Ceramics, Ltd.	66,130	95,249
*	Somany Home Innovation, Ltd.	323,214	317,039
	Sonata Software, Ltd.	530,793	1,504,013
	South Indian Bank, Ltd. (The)	8,862,408	691,690
	Srei Infrastructure Finance, Ltd.	838,911	43,270
	SRF, Ltd.	183,125	8,974,869
	Srikalahasthi Pipes, Ltd.	81,329	159,630
	Star Cement, Ltd.	185,669	192,529
*	State Bank of India	2,905,882	7,260,678
*	State Bank of India, GDR	13,058	327,079
*	State Bank of India, GDR	1,550	38,983
	Steel Authority of India, Ltd.	7,181,652	2,992,936
	Sterlite Technologies, Ltd.	1,414,055	1,675,274
	Strides Pharma Science, Ltd.	524,667	3,001,476
	Subros, Ltd.	173,639	373,867
	Sudarshan Chemical Industries	273,777	1,481,885
*	Sumitomo Chemical India, Ltd.	62,781	201,103
	Sun Pharmaceutical Industries, Ltd.	2,043,890	12,507,157
	Sun TV Network, Ltd.	1,017,949	5,175,905
	Sundaram Finance Holdings, Ltd.	91,918	55,827
	Sundaram Finance, Ltd.	113,303	1,905,985
	Sundaram-Clayton, Ltd.	6,069	115,168
	Sundram Fasteners, Ltd.	746,084	3,296,180
	Sunteck Realty, Ltd.	404,838	1,062,186
	Suprajit Engineering, Ltd.	250,249	400,031
	Supreme Industries, Ltd.	396,124	5,717,332
	Supreme Petrochem, Ltd.	230,846	474,373
	Surya Roshni, Ltd.	182,771	218,749
*	Suven Life Sciences, Ltd.	473,353	285,952
*	Suven Pharmaceuticals, Ltd.	473,353	1,872,107
*	Suzlon Energy, Ltd.	16,747,998	590,759
	Swan Energy, Ltd.	39,795	53,143
	Swaraj Engines, Ltd.	21,440	278,123
	Symphony, Ltd.	96,528	1,183,028
	Syngene International, Ltd.	512,657	2,156,156
	TAKE Solutions, Ltd.	655,320	505,447
	Tasty Bite Eatables, Ltd.	225	31,292
	Tata Chemicals, Ltd.	741,127	2,770,791
	Tata Communications, Ltd.	705,029	4,003,301
	Tata Consultancy Services, Ltd.	3,610,270	95,814,220
	Tata Consumer Products, Ltd.	2,754,877	12,804,989
	Tata Elxsi, Ltd.	226,824	2,407,940
	Tata Metaliks, Ltd.	145,613	915,811
#*	Tata Motors, Ltd., Sponsored ADR	247,865	1,467,361
*	Tata Motors, Ltd.	15,045,682	18,315,906
	Tata Power Co., Ltd. (The)	7,686,521	3,248,646
*	Tata Sponge Iron, Ltd.	188,857	582,742
	Tata Steel, Ltd.	2,402,033	9,304,511
	TCI Express, Ltd.	154,176	1,440,271
	Tech Mahindra, Ltd.	2,879,247	20,696,408
*	Techno Electric & Engineering Co., Ltd.	251,349	708,900
	Tejas Networks, Ltd.	29,014	14,354

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Texmaco Rail & Engineering, Ltd.	706,327	$239,353
	Thermax, Ltd.	152,296	1,469,721
	Thirumalai Chemicals, Ltd.	315,815	189,303
	Thomas Cook India, Ltd.	348,116	124,001
	Thyrocare Technologies, Ltd.	64,929	434,677
	Tide Water Oil Co India, Ltd.	7,242	346,076
	Time Technoplast, Ltd.	1,033,514	469,106
	Timken India, Ltd.	169,851	2,006,635
	Tinplate Co. of India, Ltd. (The)	366,355	417,506
	Titan Co., Ltd.	1,244,619	15,879,747
	Torrent Pharmaceuticals, Ltd.	290,972	9,044,457
	Torrent Power, Ltd.	1,333,458	5,880,266
	Tourism Finance Corp. of India, Ltd.	64,118	28,467
	Transport Corp. of India, Ltd.	347,701	784,730
	Trent, Ltd.	335,830	2,227,272
	Trident, Ltd.	11,561,385	744,936
	Triveni Engineering & Industries, Ltd.	802,866	397,737
	Triveni Turbine, Ltd.	689,421	690,904
	TTK Prestige, Ltd.	29,909	1,918,359
	Tube Investments of India, Ltd.	480,897	2,377,080
	TV Today Network, Ltd.	281,009	729,276
*	TV18 Broadcast, Ltd.	5,053,794	1,304,369
	TVS Srichakra, Ltd.	23,344	322,629
*	UCO Bank	2,841,300	481,953
	Uflex, Ltd.	323,695	787,256
	UltraTech Cement, Ltd.	313,752	14,595,680
	Unichem Laboratories, Ltd.	294,032	580,844
*	Union Bank of India	4,880,886	1,755,733
	United Breweries, Ltd.	394,540	4,923,983
*	United Spirits, Ltd.	1,263,667	8,981,485
	UPL, Ltd.	4,773,052	25,969,268
*	VA Tech Wabag, Ltd.	185,127	316,388
	Vaibhav Global, Ltd.	33,547	421,458
	Vakrangee, Ltd.	2,647,903	890,229
	Vardhman Textiles, Ltd.	159,919	1,370,238
	Varun Beverages, Ltd.	15,606	138,629
	Vedanta, Ltd.	13,281,428	15,351,900
#	Vedanta, Ltd., ADR	98,181	443,778
	Venky’s India, Ltd.	51,933	752,883
	Vesuvius India, Ltd.	9,596	117,933
	V-Guard Industries, Ltd.	1,104,850	2,564,377
	Vinati Organics, Ltd.	232,689	3,026,359
	Vindhya Telelinks, Ltd.	15,346	126,205
	VIP Industries, Ltd.	540,220	1,658,193
	V-Mart Retail, Ltd.	51,305	1,172,487
*	Vodafone Idea, Ltd.	58,779,832	3,255,686
	Voltas, Ltd.	344,258	2,309,714
	VRL Logistics, Ltd.	372,530	803,323
	VST Industries, Ltd.	28,150	1,086,480
	VST Tillers Tractors, Ltd.	10,841	130,910
	WABCO India, Ltd.	29,934	2,471,325
	Welspun Corp., Ltd.	965,116	812,503
	Welspun Enterprises, Ltd.	517,827	358,621
	Welspun India, Ltd.	3,517,899	1,223,466
	West Coast Paper Mills, Ltd.	264,577	495,937
	Wheels India, Ltd.	4,388	24,288
	Whirlpool of India, Ltd.	150,593	4,098,957
	Wipro, Ltd.	6,010,508	15,275,749
*	Wockhardt, Ltd.	284,999	963,934

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wonderla Holidays, Ltd.	40,266	$69,033
	Yes Bank, Ltd.	12,651,241	4,691,884
	Zee Entertainment Enterprises, Ltd.	2,643,528	5,549,133
	Zee Learn, Ltd.	431,939	77,600
	Zensar Technologies, Ltd.	656,787	733,855
	Zydus Wellness, Ltd.	57,485	1,039,642

TOTAL INDIA			2,485,920,975

INDONESIA — (2.2%)
	Ace Hardware Indonesia Tbk PT	60,664,200	6,174,670
	Adaro Energy Tbk PT	202,749,200	12,424,605
	Adhi Karya Persero Tbk PT	25,166,579	924,398
*	Agung Podomoro Land Tbk PT	71,502,500	499,211
	AKR Corporindo Tbk PT	11,836,300	1,896,946
*	Alam Sutera Realty Tbk PT	150,402,000	1,182,594
	Aneka Tambang Tbk	101,110,919	3,455,189
	Arwana Citramulia Tbk PT	18,995,100	519,034
	Asahimas Flat Glass Tbk PT	476,500	92,802
	Astra Agro Lestari Tbk PT	4,879,522	1,986,503
	Astra International Tbk PT	76,876,400	19,662,393
	Astra Otoparts Tbk PT	1,183,800	61,706
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	79,298
*	Asuransi Kresna Mitra Tbk PT	1,160,200	89,622
*	Bakrie Telecom Tbk PT	35,294,139	22,244
*	Bank Artha Graha Internasional Tbk PT	18,584,000	62,430
*	Bank Bukopin Tbk	62,572,100	499,079
	Bank Central Asia Tbk PT	27,776,800	48,114,690
	Bank Danamon Indonesia Tbk PT	12,730,654	2,114,860
*	Bank Ina Perdana PT	2,332,500	170,236
	Bank Mandiri Persero Tbk PT	46,183,436	13,728,542
	Bank Maybank Indonesia Tbk PT	3,700,300	37,190
	Bank Negara Indonesia Persero Tbk PT	34,802,330	9,497,397
*	Bank Pan Indonesia Tbk PT	39,963,100	2,003,116
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	35,859,300	1,930,258
	Bank Pembangunan Daerah Jawa Timur Tbk PT	51,016,800	1,919,588
*	Bank Permata Tbk PT	33,357,919	2,756,542
	Bank Rakyat Indonesia Persero Tbk PT	281,291,900	51,163,445
	Bank Tabungan Negara Persero Tbk PT	44,931,935	2,646,111
*	Barito Pacific Tbk PT	254,228,400	24,616,335
	Bayan Resources Tbk PT	949,000	925,076
	Bekasi Fajar Industrial Estate Tbk PT	58,832,100	451,823
*	Bintang Oto Global Tbk PT	1,919,800	199,590
	BISI International Tbk PT	12,624,712	770,205
	Blue Bird Tbk PT	780,400	50,869
*	Buana Lintas Lautan Tbk PT	12,216,500	145,414
	Bukit Asam Tbk PT	40,830,500	5,111,359
*	Bumi Resources Tbk PT	70,678,500	237,053
*	Bumi Serpong Damai Tbk PT	61,442,000	2,890,617
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	82,001
*	Capital Financial Indonesia Tbk PT	572,300	14,379
	Catur Sentosa Adiprana Tbk PT	864,200	20,030
	Charoen Pokphand Indonesia Tbk PT	41,585,160	12,787,251
	Ciputra Development Tbk PT	137,979,015	4,973,989
*	Citra Marga Nusaphala Persada Tbk PT	13,387,781	1,332,359
*	City Retail Developments Tbk PT	11,633,200	115,508
*	Clipan Finance Indonesia Tbk PT	2,919,000	33,613
*	Delta Dunia Makmur Tbk PT	93,016,100	838,828
	Dharma Satya Nusantara Tbk PT	3,624,400	79,481
*	Eagle High Plantations Tbk PT	139,132,000	742,833

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Elnusa Tbk PT	56,511,100	$739,144
	Erajaya Swasembada Tbk PT	16,385,400	1,370,665
*	Gajah Tunggal Tbk PT	25,364,600	572,251
*	Garuda Indonesia Persero Tbk PT	52,238,653	657,552
*	Global Mediacom Tbk PT	102,651,300	1,426,916
	Gudang Garam Tbk PT	3,528,800	10,726,854
*	Hanson International Tbk PT	637,185,300	2,141,799
	Harum Energy Tbk PT	11,369,500	956,762
	Hexindo Adiperkasa Tbk PT	615,356	107,214
	Indah Kiat Pulp & Paper Corp. Tbk PT	20,822,800	7,686,367
	Indika Energy Tbk PT	21,820,100	1,151,583
	Indo Tambangraya Megah Tbk PT	4,737,900	2,283,983
	Indocement Tunggal Prakarsa Tbk PT	4,037,900	3,134,026
	Indofood CBP Sukses Makmur Tbk PT	10,648,700	7,045,736
	Indofood Sukses Makmur Tbk PT	41,891,700	18,277,913
	Indomobil Sukses Internasional Tbk PT	2,487,000	72,922
	Indo-Rama Synthetics Tbk PT	151,200	21,218
*	Indosat Tbk PT	8,142,100	1,171,360
	Industri dan Perdagangan Bintraco Dharma Tbk PT	15,258,000	54,802
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,668,500	904,230
*	Inovisi Infracom Tbk PT	2,876,678	0
*	Inti Agri Resources Tbk PT	10,879,700	36,570
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,001
	Intiland Development Tbk PT	96,109,400	1,434,473
	Japfa Comfeed Indonesia Tbk PT	56,876,100	3,701,858
	Jasa Marga Persero Tbk PT	13,400,493	2,821,451
	Jaya Real Property Tbk PT	4,465,600	121,086
	Kalbe Farma Tbk PT	87,111,000	8,415,272
	Kapuas Prima Coal Tbk PT	37,262,800	362,497
*	Kawasan Industri Jababeka Tbk PT	156,386,645	1,375,169
	KMI Wire & Cable Tbk PT	29,165,400	779,871
*	Krakatau Steel Persero Tbk PT	48,823,837	562,889
*	Kresna Graha Investama Tbk PT	101,741,900	922,087
	Link Net Tbk PT	4,669,800	872,714
*	Lippo Cikarang Tbk PT	24,347,785	1,134,215
*	Lippo Karawaci Tbk PT	541,349,162	5,831,203
*	M Cash Integrasi PT	403,200	25,898
	Malindo Feedmill Tbk PT	15,969,000	605,639
	Matahari Department Store Tbk PT	20,408,300	1,656,595
	Mayora Indah Tbk PT	40,849,125	5,895,157
*	Medco Energi Internasional Tbk PT	93,701,500	2,821,718
	Media Nusantara Citra Tbk PT	59,373,793	3,620,864
	Metrodata Electronics Tbk PT	3,461,400	282,364
	Metropolitan Kentjana Tbk PT	11,400	16,861
*	Minna Padi Investama Sekuritas Tbk PT	121,800	409
	Mitra Adiperkasa Tbk PT	103,210,300	4,508,796
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,299,623
*	MNC Investama Tbk PT	192,282,200	645,069
*	MNC Land Tbk PT	269,000	2,068
*	MNC Sky Vision Tbk PT	1,928,500	149,064
*	Modernland Realty Tbk PT	53,517,000	282,225
*	Multipolar Tbk PT	11,126,700	37,222
	Nippon Indosari Corpindo Tbk PT	20,103,089	1,625,839
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	1,627,011
*	Pacific Strategic Financial Tbk PT	284,700	14,731
	Pakuwon Jati Tbk PT	115,161,400	2,891,966
	Pan Brothers Tbk PT	42,792,100	415,990
*	Panin Financial Tbk PT	210,811,400	2,562,977
*	Paninvest Tbk PT	5,860,000	290,357

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Pelayaran Tamarin Samudra Tbk PT	22,703,500	$274,731
	Perusahaan Gas Negara Tbk PT	61,588,200	3,494,436
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	46,950,500	2,222,071
*	Pool Advista Indonesia Tbk PT	8,941,700	30,043
	PP Persero Tbk PT	35,769,690	1,590,926
	PP Properti Tbk PT	40,979,700	137,408
	Puradelta Lestari Tbk PT	27,746,800	286,775
	Ramayana Lestari Sentosa Tbk PT	24,464,500	941,767
*	Resource Alam Indonesia Tbk PT	2,034,000	26,075
*	Rimo International Lestari Tbk PT	151,291,900	508,544
*	Salim Ivomas Pratama Tbk PT	43,852,600	625,952
*	Sampoerna Agro Tbk PT	5,442,659	910,858
	Sarana Menara Nusantara Tbk PT	12,575,200	757,263
	Sawit Sumbermas Sarana Tbk PT	30,787,100	1,850,583
*	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	17,373,600	1,446,928
	Semen Baturaja Persero Tbk PT	13,569,800	271,885
	Semen Indonesia Persero Tbk PT	9,791,500	5,197,462
*	Sentul City Tbk PT	180,270,400	604,228
*	Siloam International Hospitals Tbk PT	2,201,425	772,272
*	Sinar Mas Multiartha Tbk PT	278,500	233,994
*	Sitara Propertindo Tbk PT	29,109,300	387,472
*	Smartfren Telecom Tbk PT	16,495,700	117,559
	Sri Rejeki Isman Tbk PT	150,596,200	1,624,403
*	Sugih Energy Tbk PT	58,447,900	73,674
	Sumber Alfaria Trijaya Tbk PT	969,100	56,727
	Summarecon Agung Tbk PT	68,468,264	2,025,599
	Surya Citra Media Tbk PT	42,573,600	2,477,604
*	Surya Esa Perkasa Tbk PT	22,019,400	220,438
	Surya Semesta Internusa Tbk PT	58,394,900	1,191,555
*	Suryainti Permata Tbk PT	3,098,000	0
	Telekomunikasi Indonesia Persero Tbk PT	55,290,600	12,714,184
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	929,257	20,155,584
	Tempo Scan Pacific Tbk PT	1,009,000	83,338
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	76,194
	Timah Tbk PT	38,680,167	1,201,300
	Tiphone Mobile Indonesia Tbk PT	17,703,800	143,312
	Total Bangun Persada Tbk PT	12,914,800	242,225
*	Totalindo Eka Persada Tbk PT	19,260,400	64,740
	Tower Bersama Infrastructure Tbk PT	64,652,700	5,114,288
*	Trada Alam Minera Tbk PT	173,119,000	581,913
	Trias Sentosa Tbk PT	3,690,500	91,443
*	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	28,844,600	1,025,058
	Tunas Ridean Tbk PT	8,038,500	661,064
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,004,502
	Unilever Indonesia Tbk PT	27,116,000	15,035,764
	United Tractors Tbk PT	12,713,746	13,866,571
*	Vale Indonesia Tbk PT	20,431,950	3,496,372
*	Visi Media Asia Tbk PT	82,276,300	276,577
	Waskita Beton Precast Tbk PT	147,293,900	1,450,040
	Waskita Karya Persero Tbk PT	57,472,251	2,322,480
	Wijaya Karya Beton Tbk PT	46,119,900	728,296
	Wijaya Karya Persero Tbk PT	37,457,522	2,368,751
*	XL Axiata Tbk PT	36,658,800	6,212,360

TOTAL INDONESIA			481,584,996

MALAYSIA — (2.4%)
#	Duopharma Biotech Bhd	1,215,459	440,108

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	$684,091
#	Aeon Co. M Bhd	5,551,500	1,451,347
	AEON Credit Service M Bhd	852,240	1,797,534
*	AFFIN Bank Bhd	4,054,566	1,430,425
#	AirAsia Group Bhd	18,981,900	3,566,205
#*	AirAsia X Bhd	25,693,700	649,023
	Ajinomoto Malaysia Bhd	32,601	107,753
	Alliance Bank Malaysia Bhd	7,614,000	3,440,775
	Allianz Malaysia Bhd	27,400	89,128
	AMMB Holdings Bhd	12,216,550	8,438,193
	Amway Malaysia Holdings Bhd	33,800	39,291
	Ann Joo Resources Bhd	1,403,450	231,036
	APM Automotive Holdings Bhd	189,700	74,624
	Astro Malaysia Holdings Bhd	7,376,100	1,613,419
	ATA IMS Bhd	27,500	6,973
	Axiata Group Bhd	15,137,335	13,801,796
	Batu Kawan Bhd	387,650	1,151,805
*	Berjaya Assets Bhd	1,232,400	80,251
*	Berjaya Corp. Bhd	34,745,763	1,570,113
#	Berjaya Food Bhd	245,400	65,056
*	Berjaya Land Bhd	1,975,000	87,033
	Berjaya Sports Toto Bhd	6,562,598	3,528,007
#*	Bermaz Auto Bhd	7,203,400	2,269,210
	BIMB Holdings Bhd	3,583,699	2,632,854
*	Borneo Oil Bhd	9,879,600	45,720
#*	Boustead Holdings Bhd	4,800,731	506,794
#	Boustead Plantations Bhd	3,265,000	214,794
#	British American Tobacco Malaysia Bhd	913,600	2,674,769
*	Bumi Armada Bhd	18,476,750	707,299
	Bursa Malaysia Bhd	5,613,900	7,741,674
	CAB Cakaran Corp. Bhd	774,400	51,730
	Cahya Mata Sarawak Bhd	3,814,000	1,216,782
	Can-One Bhd	515,900	301,761
#	Carlsberg Brewery Malaysia Bhd, Class B	1,020,300	6,511,370
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,967,620	558,148
	CIMB Group Holdings Bhd	16,682,799	13,339,232
*	Coastal Contracts Bhd	1,852,777	286,022
	CSC Steel Holdings Bhd	1,166,900	208,307
#	Cypark Resources Bhd	2,724,350	586,382
	D&O Green Technologies Bhd	6,166,800	1,029,593
#	Dagang NeXchange Bhd	10,125,500	372,574
#	Datasonic Group Bhd	6,968,000	1,622,192
#*	Dayang Enterprise Holdings Bhd	5,194,063	1,510,327
	Dialog Group Bhd	6,958,984	5,372,794
	DiGi.Com Bhd	11,543,620	12,399,445
	DRB-Hicom Bhd	10,893,400	3,549,006
	Dutch Lady Milk Industries Bhd	81,800	912,079
#	Eastern & Oriental Bhd	8,474,253	838,638
#*	Eco World Development Group Bhd	5,240,000	494,751
#*	Eco World International Bhd	504,300	47,042
#	Ekovest BHD	11,567,750	1,302,219
	Engtex Group Bhd	938,500	123,536
	Evergreen Fibreboard Bhd	3,855,050	138,407
#*	FGV Holdings Bhd	12,773,600	2,506,293
	Fraser & Neave Holdings Bhd	231,400	1,701,817
#	Frontken Corp. Bhd	5,529,800	2,847,361
#	Gabungan AQRS Bhd	2,711,607	546,783
	Gadang Holdings Bhd	3,685,300	345,067

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Gamuda Bhd	7,133,896	$5,317,375
#	Gas Malaysia Bhd	568,700	373,547
	Genting Bhd	9,062,500	8,764,523
	Genting Malaysia Bhd	9,732,100	5,349,403
#	Genting Plantations Bhd	798,100	1,764,967
#	George Kent Malaysia Bhd	3,395,087	536,491
#	Globetronics Technology Bhd	5,316,645	2,400,980
	Glomac Bhd	2,556,140	180,554
	Guan Chong Bhd	780,000	418,641
	GuocoLand Malaysia Bhd	910,900	124,498
#	Hai-O Enterprise Bhd	1,813,500	721,208
#	HAP Seng Consolidated Bhd	6,057,740	10,328,552
	Hap Seng Plantations Holdings Bhd	39,000	12,474
	Hartalega Holdings Bhd	6,322,300	11,168,677
#	Heineken Malaysia Bhd	864,900	4,798,330
#*	Hengyuan Refining Co. Bhd	1,239,200	893,986
#	HeveaBoard Bhd	4,415,700	376,467
	Hiap Teck Venture Bhd	10,677,200	405,066
#*	Hibiscus Petroleum Bhd	6,806,700	771,036
	Hong Leong Bank Bhd	1,163,265	3,588,536
	Hong Leong Financial Group Bhd	1,386,898	4,224,001
	Hong Leong Industries Bhd	546,400	1,040,210
*	HSS Engineers Bhd	623,400	74,101
	Hup Seng Industries Bhd	1,335,300	297,317
	IGB Bhd	481,813	276,565
	IHH Healthcare Bhd	2,173,200	2,644,426
	IJM Corp. Bhd	19,171,426	7,371,676
	IJM Plantations Bhd	976,300	309,994
#	Inari Amertron Bhd	19,087,232	6,250,070
	Inch Kenneth Kajang Rubber P.L.C.	113,000	13,385
#	Insas Bhd	5,282,102	748,281
#	IOI Corp. Bhd	3,898,877	3,671,189
#	IOI Properties Group Bhd	7,258,719	1,712,457
*	Iris Corp. Bhd	17,215,200	435,032
#*	Iskandar Waterfront City Bhd	4,469,200	518,295
#*	JAKS Resources Bhd	4,479,100	1,073,403
*	Jaya Tiasa Holdings Bhd	3,250,739	360,375
	JHM Consolidation Bhd	1,188,900	260,034
	Keck Seng Malaysia Bhd	338,000	286,601
	Kenanga Investment Bank Bhd	1,007,320	106,125
	Kerjaya Prospek Group Bhd	2,172,160	525,999
#	Kim Loong Resources Bhd	794,260	198,610
#*	KNM Group Bhd	14,879,881	464,661
	Kossan Rubber Industries	6,011,200	7,839,147
	KPJ Healthcare Bhd	9,422,900	1,955,022
#*	Kretam Holdings Bhd	4,088,700	358,146
*	KSL Holdings Bhd	6,572,311	852,517
	Kuala Lumpur Kepong Bhd	622,730	3,026,274
	Kumpulan Fima BHD	737,000	211,967
	Land & General Bhd	20,801,620	477,857
*	Landmarks Bhd	1,298,292	80,903
#	LBS Bina Group Bhd	7,137,000	594,135
	Lii Hen Industries Bhd	1,010,400	503,347
#	Lingkaran Trans Kota Holdings Bhd	1,123,800	1,013,800
	Lotte Chemical Titan Holding Bhd	46,700	18,332
#	LPI Capital Bhd	463,340	1,404,360
	Magni-Tech Industries Bhd	2,006,000	872,484
	Magnum Bhd	4,769,700	2,434,113
#	Mah Sing Group Bhd	10,560,351	1,062,725

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malakoff Corp. Bhd	11,418,400	$2,299,121
	Malayan Banking Bhd	11,201,958	19,660,072
#	Malayan Flour Mills Bhd	3,760,700	485,661
*	Malayan United Industries Bhd	3,764,800	113,431
	Malaysia Airports Holdings Bhd	6,889,345	8,375,947
	Malaysia Building Society Bhd	12,819,302	1,885,749
*	Malaysia Marine and Heavy Engineering Holdings Bhd	2,391,400	263,483
*	Malaysian Bulk Carriers Bhd	3,114,981	255,557
#	Malaysian Pacific Industries Bhd	1,129,525	2,849,836
	Malaysian Resources Corp. Bhd	18,813,200	2,103,561
	Malton Bhd	2,805,900	252,295
	Matrix Concepts Holdings Bhd	4,270,337	1,664,103
	Maxis Bhd	6,468,115	8,218,265
#	MBM Resources BHD	1,212,110	817,195
	Media Chinese International, Ltd.	905,600	43,726
#	Mega First Corp. Bhd	1,380,900	1,596,017
	MISC Bhd	3,066,760	5,592,107
#	MKH Bhd	3,037,375	716,826
#	MMC Corp. Bhd	5,477,500	874,338
	MNRB Holdings Bhd	3,811,254	640,960
*	MPHB Capital Bhd	497,100	82,200
#	Muda Holdings Bhd	992,400	293,330
	Muhibbah Engineering M Bhd	2,861,100	684,146
*	Mulpha International Bhd	1,742,840	588,690
	My EG Services Bhd	1,953,400	573,584
#	Nestle Malaysia Bhd	131,500	4,279,788
#	NTPM Holdings Bhd	1,358,800	147,519
*	OCK Group Bhd	2,278,500	270,822
#	Oriental Holdings BHD	860,640	1,004,254
	OSK Holdings Bhd	8,476,667	1,533,884
	Padini Holdings Bhd	4,321,800	2,503,408
	Panasonic Manufacturing Malaysia Bhd	84,700	618,461
	Pantech Group Holdings Bhd	352,110	31,385
#	Paramount Corp. Bhd	1,893,175	315,609
*	Pentamaster Corp. Bhd	2,545,530	2,451,563
#	Petron Malaysia Refining & Marketing Bhd	783,600	727,409
	Petronas Chemicals Group Bhd	10,831,000	14,020,064
	Petronas Dagangan Bhd	1,079,700	5,093,243
	Petronas Gas Bhd	2,236,708	7,989,524
#	PIE Industrial Bhd	588,100	172,344
#	Pos Malaysia Bhd	2,651,900	532,659
	Power Root Bhd	36,800	19,299
	PPB Group Bhd	2,325,740	8,865,663
	Press Metal Aluminium Holdings Bhd	7,722,380	7,031,877
	Public Bank Bhd	11,255,611	42,777,709
#	QL Resources Bhd	4,588,987	8,676,656
	Ranhill Holdings Bhd	674,160	157,765
	RGB International Bhd	6,191,028	199,514
	RHB Bank Bhd	5,884,619	6,475,989
	Sam Engineering & Equipment M Bhd	87,300	118,021
	Sapura Energy Bhd	51,071,188	1,001,114
#	Sarawak Oil Palms Bhd	951,691	531,302
	Scientex Bhd	2,262,128	4,356,814
	SEG International BHD	533,828	74,943
	Serba Dinamik Holdings Bhd	8,429,610	3,092,457
	Shangri-La Hotels Malaysia Bhd	382,300	403,355
	Sime Darby Bhd	10,357,087	4,797,475
#	Sime Darby Plantation Bhd	4,322,587	4,960,869
#	Sime Darby Property Bhd	8,357,887	1,258,748

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	SKP Resources Bhd	6,356,500	$1,689,698
	SP Setia Bhd Group	4,929,459	923,943
*	Sumatec Resources Bhd	786,700	695
	Sunway Bhd	10,576,890	3,841,443
	Sunway Construction Group Bhd	3,577,519	1,548,588
#	Supermax Corp. Bhd	5,521,936	3,168,432
	Suria Capital Holdings Bhd	261,280	57,947
	Syarikat Takaful Malaysia Keluarga Bhd	2,436,700	2,486,908
#	Ta Ann Holdings Bhd	2,337,124	1,210,423
	TA Enterprise Bhd	12,202,100	1,412,606
#	TA Global Bhd	9,130,040	508,651
#	Taliworks Corp. Bhd	2,884,466	548,899
	Tan Chong Motor Holdings Bhd	1,342,000	329,247
	Telekom Malaysia Bhd	5,054,302	4,717,427
	Tenaga Nasional Bhd	9,356,881	26,494,026
#	Thong Guan Industries Bhd	363,600	282,481
	TIME dotCom Bhd	1,663,760	3,782,770
	Top Glove Corp. Bhd	5,579,320	9,403,050
*	Tropicana Corp. Bhd	5,435,676	1,012,269
#	TSH Resources Bhd	2,642,550	418,342
	Tune Protect Group Bhd	4,524,400	371,332
#	Uchi Technologies Bhd	2,598,640	1,445,828
	UEM Edgenta Bhd	2,394,000	1,405,562
*	UEM Sunrise Bhd	19,126,845	1,890,533
	UMW Holdings Bhd	2,682,506	1,322,128
	Unisem M Bhd	29,700	13,663
	United Malacca Bhd	218,650	223,482
	United Plantations Bhd	176,600	1,009,713
	UOA Development Bhd	5,551,000	2,151,280
*	Velesto Energy Bhd	22,792,392	768,602
	ViTrox Corp. Bhd	894,200	1,722,683
*	Vivocom International Holdings Bhd	1,801,033	8,377
*	Vizione Holdings Bhd	1,241,742	101,646
	VS Industry Bhd	13,031,100	2,780,782
#	Wah Seong Corp. Bhd	2,750,821	395,503
#*	WCT Holdings Bhd	8,116,389	945,231
	Wellcall Holdings Bhd	3,231,850	598,398
	Westports Holdings Bhd	4,946,900	4,222,185
	WTK Holdings Bhd	1,191,450	92,240
	Yinson Holdings Bhd	2,788,100	3,352,863
*	YNH Property Bhd	4,424,693	2,573,285
	YTL Corp. Bhd	38,536,118	6,826,342
#	YTL Power International Bhd	6,249,059	990,303

TOTAL MALAYSIA			532,191,517

MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	54,542	42,353
	Alfa S.A.B. de C.V., Class A	30,738,314	12,588,156
#	Alpek S.A.B. de C.V.	5,755,847	2,722,570
#*	Alsea S.A.B. de C.V.	6,015,845	4,937,281
	America Movil S.A.B. de C.V.	48,410,715	29,246,090
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	4,109,882	49,482,979
	Arca Continental S.A.B. de C.V.	1,233,387	4,741,946
*	Axtel S.A.B. de C.V.	11,347,822	1,304,239
#	Banco del Bajio SA	641,585	505,793
#	Becle S.A.B. de C.V.	1,009,582	1,540,282
*	Bio Pappel S.A.B. de C.V.	222,356	129,072
	Bolsa Mexicana de Valores S.A.B. de C.V.	4,211,066	7,598,824
	Cemex S.A.B. de C.V.	19,242,144	4,071,820

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Cemex S.A.B. de C.V., Sponsored ADR	4,539,867	$9,624,518
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	139,908	5,779,599
	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,313,839
#	Consorcio ARA S.A.B. de C.V.	10,590,385	1,313,856
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	409,913	2,012,673
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,056,165	517,105
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	66,500
	Corp. Actinver S.A.B. de C.V.	61,598	23,769
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,789,791	6,562,338
	Corp. Moctezuma S.A.B. de C.V.	395,000	877,814
	Credito Real S.A.B. de C.V. SOFOM ER	1,578,147	939,646
	Cydsa S.A.B. de C.V.	6,129	5,140
#	Dine S.A.B. de C.V.	7,300	3,091
#	El Puerto de Liverpool S.A.B. de C.V.	691,428	1,745,425
#*	Elementia S.A.B. de C.V.	60,292	15,335
#*	Empresas ICA S.A.B. de C.V.	4,691,828	11,730
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	123,395	41,727
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	214,426	13,794,025
*	Genomma Lab Internacional S.A.B. de C.V., Class B	7,481,665	5,960,249
	Gentera S.A.B. de C.V.	8,097,479	3,255,656
	Gruma S.A.B. de C.V., Class B	1,611,936	15,261,257
#*	Grupo Aeromexico S.A.B. de C.V.	1,246,570	483,608
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,122,266	11,427,538
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	103,923	6,443,226
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,166,366	7,240,848
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,770	774,747
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	786,740	7,861,198
#	Grupo Bimbo S.A.B. de C.V., Class A	8,948,375	13,121,264
#	Grupo Carso S.A.B. de C.V.	2,640,120	5,244,967
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	2,628,958
#	Grupo Comercial Chedraui S.A. de C.V.	3,375,462	4,022,375
	Grupo Elektra S.A.B. de C.V.	292,415	16,707,002
*	Grupo Famsa S.A.B. de C.V., Class A	2,901,190	282,884
	Grupo Financiero Banorte S.A.B. de C.V., Class O	11,114,694	30,428,093
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,336,031	5,574,270
#*	Grupo GICSA SAB de CV	815,515	103,542
*	Grupo Gigante S.A.B. de C.V.	41,000	41,679
#	Grupo Herdez S.A.B. de C.V.	2,107,499	2,622,459
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	48,383
	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	198,459
	Grupo KUO S.A.B. de C.V.	271,325	538,124
#	Grupo Lala S.A.B. de C.V.	2,955,013	1,391,619
#	Grupo Mexico S.A.B. de C.V., Class B	19,461,393	41,384,025
#*	Grupo Pochteca S.A.B. de C.V.	387,811	87,857
#	Grupo Rotoplas S.A.B. de C.V.	324,310	183,140
	Grupo Sanborns S.A.B. de C.V.	611,992	584,035
	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,806	53,717
#	Grupo Simec S.A.B. de C.V., Class B	1,299,357	2,720,450
#*	Grupo Sports World S.A.B. de C.V.	218,149	138,940
	Grupo Televisa S.A.B., Sponsored ADR	2,153,350	11,520,423
	Grupo Televisa S.A.B.	3,812,773	4,038,840
#*	Grupo Traxion S.A.B. de C.V.	115,439	59,058
#*	Hoteles City Express S.A.B. de C.V.	2,621,098	783,034
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	45,993	1,604,236
	Industrias Bachoco S.A.B. de C.V., Class B	1,487,230	4,342,408
	Industrias CH S.A.B. de C.V.	2,255,440	7,486,627
#	Industrias Penoles S.A.B. de C.V.	1,028,089	7,870,313
	Infraestructura Energetica Nova S.A.B. de C.V.	1,831,669	5,680,218
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	7,182,601	10,147,611

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	La Comer S.A.B. de C.V.	5,521,026	$5,768,202
	Megacable Holdings S.A.B. de C.V.	2,774,845	6,908,041
#*	Minera Frisco S.A.B. de C.V.	1,407,312	105,106
#*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	286,362
	Nemak S.A.B. de C.V.	5,246,819	968,771
	Orbia Advance Corp. S.A.B. de C.V.	10,077,542	11,988,014
#	Organizacion Cultiba S.A.B. de C.V.	194,351	88,704
	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	2,496,323
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,117,116	7,741,617
#	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	118,294
	Qualitas Controladora S.A.B. de C.V.	1,371,212	5,633,115
#*	Regional S.A.B. de C.V.	2,746,360	6,749,384
#*	Telesites S.A.B. de C.V.	6,671,514	4,334,920
	TV Azteca S.A.B. de C.V.	6,397,911	113,883
#	Unifin Financiera S.A.B. de C.V.	799,130	434,364
*	Vitro S.A.B. de C.V., Class A	421,013	392,172
#	Wal-Mart de Mexico S.A.B. de C.V.	16,435,867	39,669,490

TOTAL MEXICO			497,703,634

PERU — (0.1%)
#	Cementos Pacasmayo SAA, ADR	35,916	218,727
	Cia de Minas Buenaventura SAA, ADR	157,251	1,177,810
	Credicorp, Ltd.	163,353	24,342,864
*	Fossal SAA, ADR	3,794	1,023
*	Grana y Montero SAA, Sponsored ADR	241,360	434,448

TOTAL PERU			26,174,872

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	507,700	109,821
	A Soriano Corp.	818,000	97,893
	Aboitiz Equity Ventures, Inc.	6,000,780	4,895,079
	Aboitiz Power Corp.	5,425,800	2,928,146
*	AC Energy Philippines, Inc.	11,370,000	511,766
	ACR Mining Corp.	11,905	793
*	AgriNurture, Inc.	198,900	33,120
*	Alliance Global Group, Inc.	29,179,494	3,712,775
	Alsons Consolidated Resources, Inc.	3,329,000	60,622
	Altus San Nicolas Corp.	439,315	16,933
*	Apex Mining Co., Inc.	13,799,000	258,214
*	Atlas Consolidated Mining & Development Corp.	2,979,300	111,735
	Ayala Corp.	838,340	9,536,205
	Ayala Land, Inc.	23,287,720	14,539,030
*	AyalaLand Logistics Holdings Corp.	1,686,000	64,849
	Bank of the Philippine Islands	3,456,986	3,970,524
	BDO Unibank, Inc.	5,514,443	10,850,586
	Belle Corp.	28,836,700	783,365
	Bloomberry Resorts Corp.	35,634,700	3,941,722
	Cebu Air, Inc.	2,649,430	2,534,320
	Cebu Holdings, Inc.	2,065,000	240,808
*	CEMEX Holdings Philippines, Inc.	28,758,267	631,058
	Century Pacific Food, Inc.	5,402,950	1,525,982
	Century Properties Group, Inc.	1,153,062	8,281
	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	65,205
	China Banking Corp.	1,704,390	663,449
	COL Financial Group, Inc.	133,700	41,024
	Cosco Capital, Inc.	16,053,600	1,576,033
	D&L Industries, Inc.	24,306,100	2,542,214
	DMCI Holdings, Inc.	37,136,100	3,019,510

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Properties Corp.	3,565,190	$1,141,459
	Eagle Cement Corp.	436,200	70,525
*	East West Banking Corp.	6,956,550	1,080,332
	EEI Corp.	4,578,200	486,647
	Emperador, Inc.	4,131,000	647,329
*	Empire East Land Holdings, Inc.	9,270,000	56,955
	Filinvest Development Corp.	267,400	45,286
	Filinvest Land, Inc.	134,338,687	2,513,319
	First Gen Corp.	11,228,100	4,205,831
	First Philippine Holdings Corp.	2,644,930	3,005,865
*	Global Ferronickel Holdings, Inc.	14,965,756	263,665
*	Global-Estate Resorts, Inc.	488,000	7,851
	Globe Telecom, Inc.	177,830	7,714,319
	GT Capital Holdings, Inc.	353,572	3,165,559
*	Holcim Philippines, Inc.	155,100	35,118
	Integrated Micro-Electronics, Inc.	6,651,640	773,314
	International Container Terminal Services, Inc.	4,868,972	8,516,406
	JG Summit Holdings, Inc.	7,304,520	7,274,979
	Jollibee Foods Corp.	2,340,497	6,612,310
*	Lepanto Consolidated Mining Co.	19,291,244	31,398
	Lopez Holdings Corp.	21,058,200	1,089,056
	LT Group, Inc.	13,245,100	2,024,238
	MacroAsia Corp.	1,090,330	108,479
	Manila Electric Co.	983,370	4,909,974
	Manila Water Co., Inc.	10,346,400	2,169,830
	Max’s Group, Inc.	1,623,500	213,283
	Megawide Construction Corp.	7,281,270	944,519
	Megaworld Corp.	79,958,300	4,034,925
	METRO PACIFIC Corp. COM	225,000	0
	Metro Pacific Investments Corp.	64,356,500	3,244,659
	Metro Retail Stores Group, Inc.	1,646,000	61,892
	Metropolitan Bank & Trust Co.	4,347,229	3,324,871
	Nickel Asia Corp.	21,346,340	711,160
	Pepsi-Cola Products Philippines, Inc.	12,190,791	462,483
	Petron Corp.	23,171,000	1,461,946
	Philex Mining Corp.	2,787,050	126,652
*	Philippine National Bank	3,083,266	1,457,685
	Philippine Stock Exchange, Inc. (The)	84,552	282,981
	Philtown Properties, Inc.	16,675	0
	Phoenix Petroleum Philippines, Inc.	2,579,970	595,781
	Pilipinas Shell Petroleum Corp.	1,357,940	496,970
#	PLDT, Inc., Sponsored ADR	253,496	6,274,026
	PLDT, Inc.	307,745	7,799,815
	Premium Leisure Corp.	44,436,000	279,143
	Puregold Price Club, Inc.	6,982,980	6,355,630
*	PXP Energy Corp.	2,678,600	228,830
	RFM Corp.	6,096,300	543,837
	Rizal Commercial Banking Corp.	2,919,464	955,036
	Robinsons Land Corp.	22,436,418	6,629,126
	Robinsons Retail Holdings, Inc.	2,024,350	2,673,449
	San Miguel Corp.	3,809,670	7,313,238
	San Miguel Food and Beverage, Inc.	606,460	712,388
	Security Bank Corp.	1,600,468	3,237,548
	Semirara Mining & Power Corp.	8,697,000	2,064,259
	Shakey’s Pizza Asia Ventures, Inc.	366,600	48,890
	SM Investments Corp.	255,470	4,258,073
	SM Prime Holdings, Inc.	23,658,690	14,407,246
	SSI Group, Inc.	6,515,000	173,171
	STI Education Systems Holdings, Inc.	18,503,000	125,994

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Top Frontier Investment Holdings, Inc.	155,417	$435,208
	Union Bank Of Philippines	1,482,222	1,586,497
	Universal Robina Corp.	3,603,190	8,918,526
	Vista Land & Lifescapes, Inc.	59,524,800	5,073,258
	Vistamalls, Inc.	912,800	73,405
	Wilcon Depot, Inc.	1,812,000	524,632

TOTAL PHILIPPINES			225,332,138

POLAND — (1.0%)
*	AB SA	2,455	12,947
	Agora SA	196,939	365,500
#*	Alior Bank SA	741,575	2,721,068
	Alumetal SA	12,496	117,638
	Amica SA	30,867	729,535
#*	AmRest Holdings SE	223,521	1,499,712
	Apator SA	37,049	170,172
#	Bank Handlowy w Warszawie SA	142,186	1,263,711
#*	Bank Millennium SA	3,516,077	2,394,533
#	Bank Polska Kasa Opieki SA	203,274	2,578,489
#*	Bioton SA	287,528	264,028
*	Boryszew SA	1,758,217	1,540,147
	Budimex SA	104,422	5,111,975
#	CCC SA	197,569	2,495,753
#	CD Projekt SA	81,730	7,155,344
#*	Ciech SA	355,825	3,424,678
	ComArch SA	12,830	639,606
#	Cyfrowy Polsat SA	1,346,703	8,326,419
#*	Develia SA	1,220,181	584,515
#*	Dino Polska SA	159,693	6,753,383
	Dom Development SA	13,920	263,375
	Echo Investment SA	10,980	11,871
*	Enea SA	2,321,806	3,136,139
#	Eurocash SA	776,433	4,028,778
#*	Fabryki Mebli Forte SA	104,441	485,853
	Famur SA	535,751	268,235
	Firma Oponiarska Debica SA	16,334	289,041
*	Getin Noble Bank SA	4,003,505	221,346
	Globe Trade Centre SA	296,005	552,604
#*	Grupa Azoty SA	244,855	1,570,792
*	Grupa Azoty Zaklady Chemiczne Police SA	43,991	111,642
#	Grupa Kety SA	64,967	5,700,385
	Grupa Lotos SA	1,016,043	15,418,725
#*	ING Bank Slaski SA	108,168	3,505,142
	Inter Cars SA	26,821	1,245,007
#	Jastrzebska Spolka Weglowa SA	503,539	1,671,751
	Kernel Holding SA	540,924	5,238,702
#*	KGHM Polska Miedz SA	1,025,723	19,292,995
#	KRUK SA	134,858	2,563,634
*	Lentex SA	29,742	59,140
#	LPP SA	6,006	9,467,155
#	Lubelski Wegiel Bogdanka SA	86,138	439,747
*	mBank SA	63,271	3,369,456
*	Netia SA	906,948	866,723
#	Neuca SA	7,790	940,055
	NEWAG SA	511	2,866
*	Orange Polska SA	4,658,473	7,910,781
#*	PGE Polska Grupa Energetyczna SA	3,793,715	3,794,409
#	PKP Cargo SA	108,706	314,539
#	Polski Koncern Naftowy Orlen SA	2,057,734	31,235,048

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,575,935	$3,218,795
#	Powszechna Kasa Oszczednosci Bank Polski SA	2,405,705	12,874,754
#	Powszechny Zaklad Ubezpieczen SA	2,248,472	16,596,230
	Santander Bank Polska SA	80,051	3,182,036
	Stalexport Autostrady SA	715,197	499,490
	Stalprodukt SA	6,047	203,717
#*	Tauron Polska Energia SA	8,574,770	2,354,275
*	VRG SA	988,725	661,856
	Warsaw Stock Exchange	162,663	1,593,253
	Wawel SA	590	80,570
*	Zespol Elektrowni Patnow Adamow Konin SA	49,544	89,144

TOTAL POLAND			213,479,209

QATAR — (0.0%)
	Commercial Bank PSQC (The)	181,985	200,377
	Barwa Real Estate Co.	28,790	22,613
*	Doha Bank QPSC	58,727	32,480
	Industries Qatar QSC	35,852	69,228
	Masraf Al Rayan QSC	210,901	220,702
	Medicare Group	54,627	95,652
	Qatar Electricity & Water Co QSC	68,774	284,324
	Qatar Fuel QSC	79,020	347,003
	Qatar Gas Transport Co., Ltd.	543,914	372,544
	Qatar International Islamic Bank QSC	52,348	114,944
	Qatar Islamic Bank SAQ	16,882	71,740
	Qatar National Bank QPSC	93,472	440,873
	Qatar Navigation QSC	29,870	46,615
	United Development Co. QSC	104,963	30,416
	Vodafone Qatar QSC	301,543	90,021
*	Widam Food Co.	13,585	22,303

TOTAL QATAR			2,461,835

RUSSIA — (1.2%)
	Etalon Group P.L.C., GDR	650,174	741,040
	Etalon Group P.L.C., GDR	216,301	246,583
	Gazprom PJSC, Sponsored ADR	4,527,463	22,926,887
	Gazprom PJSC, Sponsored ADR	143,467	724,508
	Globaltrans Investment P.L.C., GDR	193,097	1,093,212
	Globaltrans Investment P.L.C., GDR	306,322	1,733,783
	Lukoil PJSC, Sponsored ADR	85,841	5,542,753
	Lukoil PJSC, Sponsored ADR	868,336	56,648,276
	Magnitogorsk Iron & Steel Works PJSC, GDR	718,735	5,044,979
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	8,968
*	Mail.Ru Group, Ltd., GDR	83,777	1,509,434
*	Mail.Ru Group, Ltd., GDR	51,069	919,242
*	Mechel PJSC, Sponsored ADR	228,312	363,015
	MMC Norilsk Nickel PJSC, ADR	152,640	4,173,178
	MMC Norilsk Nickel PJSC, ADR	1,034,973	28,707,904
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,279,338
	Novatek PJSC, GDR	42,168	5,913,301
	Novatek PJSC, GDR	316	44,366
	Novolipetsk Steel PJSC, GDR	345,998	5,921,995
	Novolipetsk Steel PJSC, GDR	21,240	366,390
	O’Key Group SA, GDR	71,285	54,588
	PhosAgro PJSC, GDR	307,967	3,712,228
	PhosAgro PJSC, GDR	96,394	1,164,440
	Polyus PJSC, GDR	6,695	545,308
	Ros Agro P.L.C., GDR	135,725	1,144,931

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	Ros Agro P.L.C., GDR	12,318	$104,210
	Rosneft Oil Co. PJSC, GDR	1,202,700	5,390,501
	Rosneft Oil Co. PJSC, GDR	2,952,866	13,239,269
	Rostelecom PJSC, Sponsored ADR	240,907	1,565,896
	Rostelecom PJSC, Sponsored ADR	164,180	1,089,405
	RusHydro PJSC, ADR	556	470
	RusHydro PJSC, ADR	4,558,006	3,641,386
	Sberbank of Russia PJSC, Sponsored ADR	3,518,552	37,354,493
	Severstal PAO, GDR	635,215	7,572,324
	Severstal PAO, GDR	10,505	125,430
	Tatneft PJSC, Sponsored ADR	658,129	29,318,731
	Tatneft PJSC, Sponsored ADR	1,571	69,792
	TMK PJSC, GDR	304,523	919,659
	TMK PJSC, GDR	73,717	218,604
	VEON, Ltd., ADR	2,944,610	5,035,283
	VTB Bank PJSC, GDR	3,938,248	3,694,214
	VTB Bank PJSC, GDR	4,630,557	4,371,246
	X5 Retail Group NV, GDR	359,052	10,596,766
	X5 Retail Group NV, GDR	6,115	180,515

TOTAL RUSSIA			275,018,841

SAUDI ARABIA — (0.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	68,080	216,764
	Abdullah Al Othaim Markets Co.	29,318	777,397
	Advanced Petrochemical Co.	43,423	513,773
	Al Babtain Power & Telecommunication Co.	40,390	244,647
	Al Etihad Cooperative Insurance	39,421	139,394
*	Al Hammadi Co. for Development and Investment	46,786	240,165
*	Al Hassan Ghazi Ibrahim Shaker Co.	84,437	202,048
	Al Jouf Agricultural Development Co.	31,938	198,080
*	Al Jouf Cement Co.	242,765	546,121
*	Al Khaleej Training and Education Co.	37,622	145,210
	Al Rajhi Bank	102,196	1,553,466
*	Al Yamamah Steel Industries Co.	74,094	295,356
	AlAbdullatif Industrial Investment Co.	24,344	63,315
	Alandalus Property Co.	48,810	208,004
	Aldrees Petroleum and Transport Services Co.	38,540	596,296
*	AlJazira Takaful Ta’awuni Co.	113,415	489,217
	Arab National Bank	25,000	135,203
	Arabian Cement Co.	46,757	333,382
*	Arabian Pipes Co.	123,616	421,793
*	Arabian Shield Cooperative Insurance Co.	17,903	67,720
	Arriyadh Development Co.	51,016	188,205
*	Aseer Trading Tourism & Manufacturing Co.	37,841	92,331
*	Astra Industrial Group	6,564	28,241
*	AXA Cooperative Insurance Co.	7,713	59,639
	Bank AlBilad	154,069	928,623
	Banque Saudi Fransi	25,029	205,706
	Basic Chemical Industries, Ltd.	5,859	33,373
*	Bawan Co.	152,082	501,158
	Bupa Arabia for Cooperative Insurance Co.	13,880	395,332
	City Cement Co.	100,000	367,912
*	Co. for Cooperative Insurance (The)	37,841	725,865
*	Dar Al Arkan Real Estate Development Co.	312,561	670,439
	Dur Hospitality Co.	29,090	172,498
	Eastern Province Cement Co.	38,192	289,229
*	Electrical Industries Co.	47,775	178,914
*	Emaar Economic City	293,199	569,932
*	Etihad Etisalat Co.	121,315	896,075

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Fawaz Abdulaziz Al Hokair & Co.	53,800	$307,025
	Fitaihi Holding Group	41,359	110,865
*	Hail Cement Co.	179,954	561,130
	Herfy Food Services Co.	18,380	219,290
*	Jazan Energy and Development Co.	71,841	194,089
	Leejam Sports Co. JSC	52,499	865,186
*	Malath Cooperative Insurance Co.	282,870	748,972
*	Methanol Chemicals Co.	108,182	192,878
*	Middle East Paper Co.	17,500	60,135
*	Mobile Telecommunications Co. Saudi Arabia	279,000	903,566
*	Najran Cement Co.	222,718	654,478
*	Nama Chemicals Co.	59,694	304,329
	National Co., for Glass Manufacturing (The)	6,180	24,363
	National Gas & Industrialization Co.	55,914	427,928
*	National Industrialization Co.	100,145	269,942
	National Medical Care Co.	14,593	144,493
	National Petrochemical Co.	1,482	7,919
*	Northern Region Cement Co.	167,563	447,796
*	Rabigh Refining & Petrochemical Co.	277,184	1,006,586
*	Red Sea International Co.	98,622	356,559
	Riyad Bank	128,086	579,051
	Sahara International Petrochemical Co.	162,788	663,195
	Samba Financial Group	50,000	308,817
	Saudi Airlines Catering Co.	20,899	443,103
	Saudi Arabian Fertilizer Co.	10,468	196,297
	Saudi Automotive Services Co.	60,429	416,360
	Saudi Basic Industries Corp.	94,040	1,866,211
*	Saudi Ceramic Co.	93,127	722,890
*	Saudi Chemical Co.	23,358	132,588
	Saudi Co. For Hardware CJSC	46,286	537,210
	Saudi Electricity Co.	95,581	432,788
	Saudi Ground Services Co.	73,422	510,573
	Saudi Industrial Investment Group	34,465	170,092
	Saudi Industrial Services Co.	103,167	508,391
*	Saudi Kayan Petrochemical Co.	112,053	257,288
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	29,230	209,443
*	Saudi Printing & Packaging Co.	30,784	101,795
*	Saudi Re for Cooperative Reinsurance Co.	164,292	357,477
*	Saudi Real Estate Co.	56,322	182,153
*	Saudi Research & Marketing Group	11,202	182,731
	Saudi Telecom Co.	79,394	1,911,997
*	Savola Group (The)	97,303	1,047,768
	Seera Group Holding	517,960	2,135,864
*	Tabuk Cement Co.	124,326	387,031
*	Takween Advanced Industries Co.	103,078	184,585
	United Electronics Co.	19,962	360,925
	United Wire Factories Co.	28,812	141,520
	Yamama Cement Co.	95,111	526,968
	Yanbu Cement Co.	59,374	470,165
	Yanbu National Petrochemical Co.	60,862	725,192
*	Zamil Industrial Investment Co.	40,645	161,387

TOTAL SAUDI ARABIA			38,330,207

SOUTH AFRICA — (4.5%)
	Absa Group, Ltd.	5,760,715	28,429,994
	Adcock Ingram Holdings, Ltd.	548,870	1,318,584
#	Adcorp Holdings, Ltd.	391,159	87,974
	Advtech, Ltd.	4,665,918	2,191,133
	AECI, Ltd.	1,457,698	5,843,446

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	African Oxygen, Ltd.	788,354	$701,794
	African Phoenix Investments, Ltd.	4,780,514	92,766
	African Rainbow Minerals, Ltd.	1,347,886	9,865,503
	Afrimat, Ltd.	128,505	179,468
	Alexander Forbes Group Holdings, Ltd.	1,844,172	400,300
	Allied Electronics Corp., Ltd., Class A	390,373	432,422
	Alviva Holdings, Ltd.	1,442,572	388,075
#	Anglo American Platinum, Ltd.	271,601	14,253,620
	AngloGold Ashanti, Ltd., Sponsored ADR	2,133,810	52,043,626
*	ArcelorMittal South Africa, Ltd.	1,251,603	43,775
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	10,462,467
	Assore, Ltd.	251,813	4,277,482
	Astral Foods, Ltd.	638,271	6,644,661
#	AVI, Ltd.	3,610,785	15,285,553
	Balwin Properties, Ltd.	21,544	2,529
	Barloworld, Ltd.	3,145,619	11,540,666
#	Bid Corp., Ltd.	1,697,697	22,124,733
	Bidvest Group, Ltd. (The)	2,884,360	23,423,680
*	Blue Label Telecoms, Ltd.	4,695,471	540,163
#*	Brait SE	4,411,654	938,980
	Capitec Bank Holdings, Ltd.	213,767	10,420,922
	Cashbuild, Ltd.	260,047	2,112,683
	Caxton and CTP Publishers and Printers, Ltd.	433,083	115,299
	City Lodge Hotels, Ltd.	353,892	525,244
#	Clicks Group, Ltd.	1,908,837	23,776,996
	Coronation Fund Managers, Ltd.	2,199,068	4,283,734
	Curro Holdings, Ltd.	426,015	223,353
	DataTec, Ltd.	3,683,446	4,848,416
#	Dis-Chem Pharmacies, Ltd.	518,557	615,523
	Discovery, Ltd.	2,826,453	14,829,056
	Distell Group Holdings, Ltd.	348,539	1,486,276
*	enX Group, Ltd.	187,307	58,950
#*	EOH Holdings, Ltd.	726,727	149,324
	Evraz Highveld Steel And Vanad	35,483	0
#	Exxaro Resources, Ltd.	2,107,673	12,235,521
#	Famous Brands, Ltd.	801,114	1,772,603
	FirstRand, Ltd.	23,309,342	50,872,744
#	Foschini Group, Ltd. (The)	2,325,093	9,122,541
	Gold Fields, Ltd.	343,176	2,554,468
	Gold Fields, Ltd., Sponsored ADR	9,705,473	71,238,172
*	Grand Parade Investments, Ltd.	885,554	105,289
*	Grindrod Shipping Holdings, Ltd.	139,176	332,648
	Grindrod, Ltd.	5,575,422	1,047,051
*	Harmony Gold Mining Co., Ltd.	1,830,742	6,737,602
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	4,160,002	15,059,207
	Hudaco Industries, Ltd.	339,423	1,230,745
#	Impala Platinum Holdings, Ltd.	4,387,455	26,167,897
	Imperial Logistics, Ltd.	2,168,633	3,813,724
	Investec, Ltd.	1,962,374	4,086,823
#*	Invicta Holdings, Ltd.	139,879	38,605
	Italtile, Ltd.	481,636	258,864
	JSE, Ltd.	840,910	4,693,194
	KAP Industrial Holdings, Ltd.	9,505,303	1,030,741
	Kumba Iron Ore, Ltd.	553,264	10,412,824
	Lewis Group, Ltd.	1,279,414	1,089,687
	Liberty Holdings, Ltd.	1,783,484	6,763,241
	Life Healthcare Group Holdings, Ltd.	15,927,194	15,313,202
*	Long4Life, Ltd.	1,677,020	249,824
#*	Massmart Holdings, Ltd.	1,449,861	1,933,838

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources, Ltd.	11,698,336	$231,878
#	Metair Investments, Ltd.	1,716,735	1,374,445
	MiX Telematics, Ltd., Sponsored ADR	40,982	379,493
	Momentum Metropolitan Holdings	13,909,368	13,014,855
*	Motus Holdings Ltd.	194,235	316,371
	Mpact, Ltd.	1,816,748	751,469
	Mr. Price Group, Ltd.	1,493,151	10,638,289
#	MTN Group, Ltd.	15,239,104	40,046,215
*	MultiChoice Group, Ltd.	904,538	4,239,478
	Murray & Roberts Holdings, Ltd.	4,260,045	1,260,292
*	Nampak, Ltd.	7,146,747	642,209
	Naspers, Ltd., Class N	463,620	72,161,708
	Nedbank Group, Ltd.	2,468,422	14,350,085
	NEPI Rockcastle P.L.C.	1,246,479	5,334,052
	Netcare, Ltd.	10,377,594	8,703,454
*	Ninety One, Ltd.	1,014,684	2,137,704
#*	Northam Platinum, Ltd.	3,078,709	15,259,416
	Novus Holdings, Ltd.	161,502	12,959
	Oceana Group, Ltd.	763,647	2,522,580
	Old Mutual, Ltd.	4,195,756	3,045,711
#*	Omnia Holdings, Ltd.	1,714,488	2,174,641
	Peregrine Holdings, Ltd.	2,932,947	2,979,798
	Pick n Pay Stores, Ltd.	3,388,774	10,616,259
*	PPC, Ltd.	14,401,979	962,523
	PSG Group, Ltd.	876,431	7,485,408
	PSG Konsult, Ltd.	39,653	16,375
	Raubex Group, Ltd.	1,725,394	1,596,423
	RCL Foods, Ltd.	218,443	112,870
	Reunert, Ltd.	2,079,485	4,489,564
	RFG Holdings, Ltd.	538,736	424,001
*	Royal Bafokeng Platinum, Ltd.	550,153	976,484
	Sanlam, Ltd.	7,604,301	24,310,275
#	Santam, Ltd.	349,871	5,185,760
*	Sappi, Ltd.	6,439,075	7,826,071
#*	Sasol, Ltd.	1,932,095	9,169,535
#*	Sasol, Ltd., Sponsored ADR	1,128,917	5,396,223
	Shoprite Holdings, Ltd.	3,413,393	19,759,311
*	Sibanye Stillwater, Ltd.	12,138,470	24,728,150
#*	Sibanye Stillwater, Ltd., ADR	2,222,764	17,715,432
	SPAR Group, Ltd. (The)	1,555,569	14,827,365
	Spur Corp., Ltd.	574,906	526,665
*	Stadio Holdings, Ltd.	610,868	35,683
#	Standard Bank Group, Ltd.	9,354,999	51,618,058
#*	Steinhoff International Holdings NV	10,257,445	616,583
*	Sun International, Ltd.	1,333,978	1,189,115
#*	Super Group, Ltd.	4,964,182	3,737,335
	Telkom SA SOC, Ltd.	3,687,600	4,088,581
	Tiger Brands, Ltd.	1,278,910	12,453,439
*	Tongaat Hulett, Ltd.	1,197,561	422,723
	Transaction Capital, Ltd.	1,472,330	1,204,298
#	Trencor, Ltd.	952,307	383,191
	Truworths International, Ltd.	4,146,903	6,546,120
	Tsogo Sun Gaming, Ltd.	4,751,774	671,883
*	Tsogo Sun Hotels, Ltd.	45,493	4,579
#	Vodacom Group, Ltd.	3,855,428	25,622,620
	Wilson Bayly Holmes-Ovcon, Ltd.	658,694	3,379,912
	Woolworths Holdings, Ltd.	5,981,218	9,850,119

TOTAL SOUTH AFRICA			1,002,646,260

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (13.6%)
*	3S Korea Co., Ltd.	29,727	$57,527
#	ABco Electronics Co., Ltd.	47,446	170,425
*	Able C&C Co., Ltd.	33,758	281,493
	ABOV Semiconductor Co., Ltd.	76,705	523,167
#*	Abpro Bio Co., Ltd.	780,310	398,270
*	Ace Technologies Corp.	95,509	663,346
*	Actoz Soft Co., Ltd.	21,729	147,691
#*	ADTechnology Co., Ltd.	13,196	269,163
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	13,650
#*	Advanced Digital Chips, Inc.	279,649	196,729
	Advanced Nano Products Co., Ltd.	23,322	240,147
	Advanced Process Systems Corp.	16,979	360,950
#	Aekyung Petrochemical Co., Ltd.	106,659	623,986
	AfreecaTV Co., Ltd.	70,557	3,500,281
#*	Agabang&Company	129,782	358,461
	Ahn-Gook Pharmaceutical Co., Ltd.	11,439	91,272
	Ahnlab, Inc.	34,822	1,664,833
	AJ Networks Co., Ltd.	138,783	426,473
#*	Ajin Industrial Co., Ltd.	222,120	397,583
	AK Holdings, Inc.	59,229	1,227,318
#*	ALUKO Co., Ltd.	318,003	496,284
*	Aminologics Co., Ltd.	99,988	145,596
	Amorepacific Corp.	59,598	8,632,756
	AMOREPACIFIC Group	69,455	3,324,011
*	Amotech Co., Ltd.	32,159	554,979
*	Anam Electronics Co., Ltd.	17,717	24,624
*	Ananti, Inc.	134,572	1,108,923
	Anapass, Inc.	9,928	135,200
#*	Apact Co., Ltd.	25,621	130,239
*	Aprogen Healthcare & Games, Inc.	139,949	135,000
*	Aprogen KIC, Inc.	11,732	34,199
#*	Aprogen pharmaceuticals, Inc.	70,958	122,213
#*	APS Holdings Corp.	75,920	483,504
#	Asia Cement Co., Ltd.	16,489	922,457
	ASIA Holdings Co., Ltd.	11,291	776,539
#	Asia Paper Manufacturing Co., Ltd.	46,177	1,232,090
*	Asiana Airlines, Inc.	1,267,072	4,370,609
#	Atec Co., Ltd.	32,288	314,506
*	A-Tech Solution Co., Ltd.	36,570	183,860
#	Atinum Investment Co., Ltd.	233,113	321,788
#	AUK Corp.	244,097	368,726
#	Aurora World Corp.	49,350	440,455
	Austem Co., Ltd.	119,678	173,896
#	Autech Corp.	91,542	710,459
	Avaco Co., Ltd.	101,289	530,283
	Avatec Co., Ltd.	14,678	84,277
	Baiksan Co., Ltd.	95,747	442,278
#*	Barun Electronics Co., Ltd.	8,951	28,788
*	Barunson Entertainment & Arts Corp.	176,803	333,288
#	Bcworld Pharm Co., Ltd.	29,936	502,299
#	BGF Co., Ltd.	491,504	1,947,637
	BGF retail Co., Ltd.	2,274	294,186
*	BH Co., Ltd.	180,247	2,496,250
*	Binex Co., Ltd.	125,311	1,191,307
	Binggrae Co., Ltd.	29,393	1,548,700
#*	Biolog Device Co., Ltd.	170,537	210,504
	BioSmart Co., Ltd.	65,588	240,439
#*	Biotoxtech Co., Ltd.	41,407	277,244
#*	Biovill Co., Ltd.	109,654	27,589

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	BIT Computer Co., Ltd.	42,093	$351,528
	Bixolon Co., Ltd.	15,244	61,751
#*	Bluecom Co., Ltd.	101,870	338,824
	BNK Financial Group, Inc.	1,420,330	5,906,712
#	Boditech Med, Inc.	64,797	1,217,373
#*	Bohae Brewery Co., Ltd.	385,716	280,042
#	BoKwang Industry Co., Ltd.	62,071	246,278
#	Bolak Co., Ltd.	39,990	59,657
	Bookook Securities Co., Ltd.	8,890	134,641
#*	Boryung Medience Co., Ltd.	37,164	127,952
	Boryung Pharmaceutical Co., Ltd.	93,588	1,001,134
#*	Bosung Power Technology Co., Ltd.	152,717	216,437
#*	Brain Contents Co., Ltd.	393,554	221,078
	Bubang Co., Ltd.	36,879	65,133
	Bukwang Pharmaceutical Co., Ltd.	54,440	1,160,634
	Busan City Gas Co., Ltd.	1,989	58,942
	BYC Co., Ltd.	354	56,202
*	BYON Co., Ltd.	88,291	79,864
*	Byucksan Corp.	191,136	248,316
#*	CammSys Corp.	574,596	1,269,817
*	Capro Corp.	287,040	759,775
	Caregen Co., Ltd.	12,761	607,442
	Cell Biotech Co., Ltd.	15,137	178,934
#*	Celltrion Pharm, Inc.	49,846	2,900,016
#*	Celltrion, Inc.	248,945	43,026,694
#	Changhae Ethanol Co., Ltd.	55,227	682,609
*	Charm Engineering Co., Ltd.	177,606	190,698
	Cheil Worldwide, Inc.	356,350	5,200,861
#	Chemtronics Co., Ltd.	87,309	844,818
#	Cheryong Electric Co., Ltd.	36,800	168,195
	Cheryong Industrial Co. Ltd/new	9,828	39,635
#*	ChinHung International, Inc.	115,198	207,263
	Chinyang Holdings Corp.	108,748	206,295
*	Choa Pharmaceutical Co.	83,140	258,732
	Chokwang Paint, Ltd.	53,005	255,586
	Chong Kun Dang Pharmaceutical Corp.	55,099	4,386,852
	Chongkundang Holdings Corp.	19,313	1,810,546
#	Choong Ang Vaccine Laboratory	25,530	334,020
#*	Chorokbaem Media Co., Ltd.	354,900	505,786
	Chosun Refractories Co., Ltd.	3,426	211,885
#	Chungdahm Learning, Inc.	42,000	609,200
#*	CJ CGV Co., Ltd.	133,334	2,932,260
	CJ CheilJedang Corp.	39,932	8,982,702
	CJ Corp.	150,626	10,060,643
	CJ ENM Co., Ltd.	23,369	2,458,565
	CJ Freshway Corp.	65,550	1,128,318
#*	CJ Logistics Corp.	34,624	4,204,997
#*	CJ Seafood Corp.	101,038	337,680
	CKD Bio Corp.	32,094	798,986
#	Clean & Science Co., Ltd.	44,547	818,431
	CLIO Cosmetics Co., Ltd.	14,021	257,900
#*	CMG Pharmaceutical Co., Ltd.	335,957	1,050,832
#*	CODI-M Co., Ltd.	243,891	67,099
	Com2uSCorp.	39,773	3,502,417
#	Commax Co., Ltd.	59,749	171,165
*	Coreana Cosmetics Co., Ltd.	107,894	459,280
	Cosmax BTI, Inc.	22,385	288,179
#*	COSMAX NBT Inc.	76,140	297,932
	Cosmax, Inc.	32,552	2,377,352

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Cosmecca Korea Co., Ltd.	13,224	$122,150
*	CosmoAM&T Co., Ltd.	69,185	501,019
*	Cosmochemical Co., Ltd.	47,412	299,142
#*	COSON Co., Ltd.	55,462	261,588
	Coway Co., Ltd.	206,910	10,486,570
#	Coweaver Co., Ltd.	28,980	256,278
	COWELL FASHION Co., Ltd.	264,346	1,190,794
#*	Creative & Innovative System	130,591	421,221
	Crown Confectionery Co., Ltd.	17,528	115,108
	CROWNHAITAI Holdings Co., Ltd.	59,607	427,660
*	CrucialTec Co., Ltd.	270,339	83,558
	CS Wind Corp.	29,266	772,776
#*	CTC BIO, Inc.	54,395	329,015
#*	CTGen Co., Ltd.	151,440	191,210
#	Cuckoo Holdings Co., Ltd.	6,369	474,438
#	Cuckoo Homesys Co., Ltd.	26,782	768,370
#*	Curo Co., Ltd.	327,762	231,524
#	Cymechs, Inc.	29,356	228,429
#	D.I Corp.	80,638	215,530
#*	DA Technology Co., Ltd.	40,570	32,409
#	Dae Dong Industrial Co., Ltd.	140,209	521,885
	Dae Han Flour Mills Co., Ltd.	9,588	1,025,972
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	323,020
#	Dae Hyun Co., Ltd.	208,457	315,722
	Dae Won Chemical Co., Ltd.	205,806	208,789
	Dae Won Kang Up Co., Ltd.	220,492	523,948
#*	Dae Young Packaging Co., Ltd.	447,378	427,971
#	Daea TI Co., Ltd.	256,268	1,342,841
#	Daebongls Co., Ltd.	14,698	79,347
#	Daechang Co., Ltd.	411,555	381,138
	Daechang Forging Co., Ltd.	3,604	65,078
	Daeduck Electronics Co.	129,104	869,912
#*	Daehan New Pharm Co., Ltd.	101,751	818,633
	Daehan Steel Co., Ltd.	96,733	500,681
*	Dae-Il Corp.	156,309	176,407
*	Daejoo Electronic Materials Co., Ltd.	40,099	617,932
	Daekyo Co., Ltd.	144,250	564,316
	Daelim B&Co Co., Ltd.	86,995	249,916
	Daelim C&S Co., Ltd.	14,051	72,536
	Daelim Industrial Co., Ltd.	215,819	15,572,205
*	Daemyung Sonoseason Co., Ltd.	130,075	138,346
#	Daeryuk Can Co., Ltd.	87,454	279,241
	Daesang Corp.	213,092	3,847,584
#	Daesang Holdings Co., Ltd.	121,302	636,406
	Daesung Energy Co., Ltd.	13,173	50,758
#*	Daesung Industrial Co., Ltd.	102,667	262,672
*	Daewon Cable Co., Ltd.	42,694	35,320
*	Daewon Media Co., Ltd.	59,661	343,693
	Daewon Pharmaceutical Co., Ltd.	107,820	1,308,318
	Daewon San Up Co., Ltd.	78,902	293,610
#*	Daewoo Electronic Components Co., Ltd.	117,721	230,375
*	Daewoo Engineering & Construction Co., Ltd.	864,251	2,535,825
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	3,125,439
	Daewoong Co., Ltd.	130,911	1,866,681
	Daewoong Pharmaceutical Co., Ltd.	5,873	514,908
*	Dahaam E-Tec Co., Ltd.	1,420	24,649
	Daihan Pharmaceutical Co., Ltd.	47,140	1,150,966
	Daishin Securities Co., Ltd.	327,531	2,679,194
#*	Danal Co., Ltd.	227,028	781,481

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Danawa Co., Ltd.	37,501	$829,011
#	Daou Data Corp.	179,988	1,210,725
	Daou Technology, Inc.	281,656	3,797,347
#*	Dasan Networks, Inc.	86,944	493,430
#	Dawonsys Co., Ltd.	61,227	829,437
#*	Dayou Automotive Seat Technology Co., Ltd.	641,942	378,595
#*	Dayou Plus Co., Ltd.	397,817	212,211
	DB Financial Investment Co., Ltd.	282,368	819,603
	DB HiTek Co., Ltd.	217,462	4,781,033
	DB Insurance Co., Ltd.	474,609	17,335,102
#*	DB, Inc.	744,696	456,604
	DCM Corp.	29,903	258,898
#*	Dentium Co., Ltd.	8,968	276,940
#*	Deutsch Motors, Inc.	181,168	997,264
#*	Development Advance Solution Co., Ltd.	31,713	144,668
	DGB Financial Group, Inc.	1,130,850	4,909,027
#	DHP Korea Co., Ltd.	71,327	419,872
#	DI Dong Il Corp.	12,250	616,176
	Digital Chosun Co., Ltd.	58,393	88,312
#	Digital Daesung Co., Ltd.	16,113	101,909
#	Digital Power Communications Co., Ltd.	169,180	1,429,647
*	DIO Corp.	47,458	1,123,874
*	Diostech Co., Ltd.	150,001	58,571
#	Display Tech Co., Ltd.	15,091	37,275
	DMS Co., Ltd.	102,584	343,273
*	DNF Co., Ltd.	22,732	197,828
	Dohwa Engineering Co., Ltd.	4,996	37,035
	Dong A Eltek Co., Ltd.	68,350	385,483
#	Dong Ah Tire & Rubber Co., Ltd.	42,226	385,099
	Dong-A Socio Holdings Co., Ltd.	6,093	438,900
	Dong-A ST Co., Ltd.	21,564	1,618,447
#	Dong-Ah Geological Engineering Co., Ltd.	101,855	1,457,055
#*	Dongbang Transport Logistics Co., Ltd.	107,587	191,908
	Dongbu Corp.	65,579	454,629
#	Dongil Industries Co., Ltd.	14,377	597,267
#	Dongjin Semichem Co., Ltd.	317,117	4,109,263
	DongKook Pharmaceutical Co., Ltd.	22,950	1,783,454
	Dongkuk Industries Co., Ltd.	310,646	534,512
*	Dongkuk Steel Mill Co., Ltd.	599,004	2,093,304
	Dongkuk Structures & Construction Co., Ltd.	182,787	326,270
	Dongsuh Cos., Inc.	67,390	955,980
	Dongsung Chemical Co., Ltd.	14,071	180,363
	DONGSUNG Corp.	188,961	639,195
#	Dongsung Finetec Co., Ltd.	59,725	390,517
#	Dongwha Enterprise Co., Ltd.	47,370	590,179
	Dongwha Pharm Co., Ltd.	108,894	1,005,281
	Dongwon Development Co., Ltd.	484,612	1,418,587
	Dongwon F&B Co., Ltd.	9,285	1,509,082
	Dongwon Industries Co., Ltd.	15,316	2,862,574
	Dongwon Systems Corp.	34,291	619,615
#*	Dongwoo Farm To Table Co., Ltd.	15,270	40,458
	Dongyang E&P, Inc.	53,345	465,933
*	Dongyang Steel Pipe Co., Ltd.	197,431	167,865
	Doosan Bobcat, Inc.	136,980	2,651,298
	Doosan Co., Ltd.	47,691	1,588,572
*	Doosan Fuel Cell Co., Ltd.	174,279	1,072,948
#*	Doosan Heavy Industries & Construction Co., Ltd.	1,314,072	4,268,739
#*	Doosan Infracore Co., Ltd.	1,632,154	5,742,403
*	Doosan Solus Co., Ltd.	96,063	2,618,990

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DoubleUGames Co., Ltd.	62,404	$2,970,222
	Douzone Bizon Co., Ltd.	108,155	7,838,205
	DRB Holding Co., Ltd.	31,713	151,787
*	Dream Security Co., Ltd.	28,339	57,380
*	Dreamus Co.	11,216	46,394
#*	DRTECH Corp.	44,089	68,900
	DSR Wire Corp.	36,501	108,488
	DTR Automotive Corp.	38,833	805,626
*	Duk San Neolux Co., Ltd.	61,343	1,579,868
#	DY Corp.	139,035	448,796
	DY POWER Corp.	74,445	480,668
	e Tec E&C, Ltd.	14,813	999,432
	E1 Corp.	19,152	541,906
	Eagon Industrial, Ltd.	26,278	126,641
	Easy Bio, Inc.	301,571	1,054,366
#	Ecopro Co., Ltd.	162,129	2,703,615
	e-Credible Co., Ltd.	6,969	107,105
	Eehwa Construction Co., Ltd.	9,771	44,371
#*	EG Corp.	12,698	75,855
#*	Ehwa Technologies Information Co., Ltd.	2,763,000	394,901
#	Elcomtec Co., Ltd.	135,076	224,489
	e-LITECOM Co., Ltd.	58,531	180,563
#*	ELK Corp.	287,694	34,842
#	E-MART, Inc.	64,566	6,362,379
*	EMKOREA Co., Ltd.	75,370	211,840
*	EM-Tech Co., Ltd.	108,533	730,280
#*	EMW Co., Ltd.	94,607	40,473
*	Enex Co., Ltd.	92,775	73,590
#	ENF Technology Co., Ltd.	106,035	2,313,727
	Eo Technics Co., Ltd.	13,987	834,873
#	eSang Networks Co., Ltd.	24,071	127,286
#*	Esmo Corp.	210,884	78,660
	Estechpharma Co., Ltd.	54,436	432,054
*	ESTsoft Corp.	3,612	21,165
#*	E-TRON Co., Ltd.	1,461,912	202,119
	Eugene Corp.	417,364	1,424,763
#	Eugene Investment & Securities Co., Ltd.	692,118	1,611,191
#	Eugene Technology Co., Ltd.	100,665	1,454,740
*	Eusu Holdings Co., Ltd.	82,415	402,571
	EVERDIGM Corp.	82,015	247,188
*	Exem Co., Ltd.	37,161	106,477
	Ezwel Co., Ltd.	11,115	102,992
	F&F Co., Ltd.	32,125	2,820,270
	Farmsco	72,024	266,874
	FarmStory Co., Ltd.	70,655	59,078
#*	Feelux Co., Ltd.	258,988	1,099,847
	Fila Holdings Corp.	301,526	8,620,769
	Fine DNC Co., Ltd.	47,807	62,374
#	Fine Semitech Corp.	115,195	758,194
#*	Fine Technix Co., Ltd.	256,249	787,217
#*	Firstec Co., Ltd.	71,326	126,819
*	FN Republic Co., Ltd.	80,912	34,793
#	Foosung Co., Ltd.	298,571	1,650,645
	Fursys, Inc.	12,434	282,131
#	Gabia, Inc.	40,503	480,143
	Galaxia Communications Co., Ltd.	13,555	39,850
#*	Gamevil, Inc.	19,646	398,775
	Gaon Cable Co., Ltd.	13,579	172,390
	Gemvaxlink Co., Ltd.	211,531	181,565

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Genie Music Corp.	31,944	$65,119
	Geumhwa PSC Co., Ltd.	2,366	54,694
*	Gigalane Co., Ltd.	90,126	83,144
#	Global Standard Technology Co., Ltd.	66,410	752,676
#	GMB Korea Corp.	85,618	311,350
#*	GNCO Co., Ltd.	415,936	484,308
	GOLFZON Co., Ltd.	28,121	1,235,697
#	Golfzon Newdin Holdings Co., Ltd.	247,963	688,422
#*	Good People Co., Ltd.	96,647	179,107
	Grand Korea Leisure Co., Ltd.	190,505	2,482,851
	Green Cross Cell Corp.	6,130	196,646
#	Green Cross Corp.	15,138	1,848,865
	Green Cross Holdings Corp.	78,036	1,360,306
*	Green Non-Life Insurance Co., Ltd.	14,915	0
	GS Engineering & Construction Corp.	419,794	8,765,208
#*	GS Global Corp.	427,663	623,493
	GS Holdings Corp.	545,569	17,166,546
	GS Home Shopping, Inc.	25,553	2,677,249
	GS Retail Co., Ltd.	177,855	5,541,710
	Gwangju Shinsegae Co., Ltd.	3,500	420,596
#*	GY Commerce Co., Ltd.	128,715	44,566
	Hae In Corp.	15,042	53,756
	HAESUNG DS Co., Ltd.	54,775	666,845
	Haesung Industrial Co., Ltd.	6,214	45,192
#	Haimarrow Food Service Co., Ltd.	194,781	446,537
	Haitai Confectionery & Foods Co., Ltd.	40,768	237,020
#*	Halla Corp.	194,501	495,954
#	Halla Holdings Corp.	83,043	2,059,576
#	Han Kuk Carbon Co., Ltd.	126,442	717,019
	Hana Financial Group, Inc.	1,014,001	23,147,611
#	Hana Micron, Inc.	244,422	967,457
#	Hana Tour Service, Inc.	85,253	2,976,254
*	Hanall Biopharma Co., Ltd.	70,885	1,414,289
#*	Hancom MDS, Inc.	13,827	129,544
*	Hancom, Inc.	81,461	840,883
#	Handok, Inc.	36,657	675,869
	Handsome Co., Ltd.	102,866	2,075,448
	Hanil Cement Co., Ltd.	19,051	1,341,405
#	Hanil Holdings Co., Ltd.	15,629	544,177
	Hanil Hyundai Cement Co., Ltd.	5,301	138,838
#*	Hanjin Heavy Industries & Construction Co., Ltd.	166,855	862,945
#	Hanjin Kal Corp.	44,875	3,209,089
#	Hanjin Transportation Co., Ltd.	60,930	2,314,001
	Hankook AtlasBX Co., Ltd.	255	10,330
	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	183,176
	Hankook Shell Oil Co., Ltd.	5,864	1,263,761
	Hankook Tire & Technology Co., Ltd.	539,291	9,461,683
	Hankuk Paper Manufacturing Co., Ltd.	17,413	205,491
	Hanla IMS Co., Ltd.	4,352	20,138
	Hanmi Pharm Co., Ltd.	21,611	4,610,756
#	Hanmi Science Co., Ltd.	32,585	767,078
	Hanmi Semiconductor Co., Ltd.	80,009	514,164
#	HanmiGlobal Co., Ltd.	62,832	397,362
#	Hanon Systems	938,092	7,066,420
#	Hans Biomed Corp.	38,098	600,902
	Hansae Co., Ltd.	79,799	786,001
#	Hansae Yes24 Holdings Co., Ltd.	117,917	508,968
	Hanshin Construction	90,845	980,917
#	Hanshin Machinery Co.	130,040	149,027

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co., Ltd.	66,898	$4,727,511
*	Hansol Holdings Co., Ltd.	505,107	1,243,646
#*	Hansol HomeDeco Co., Ltd.	481,896	354,824
	Hansol Paper Co., Ltd.	200,262	2,587,942
*	Hansol Technics Co., Ltd.	205,330	1,018,995
	Hanssem Co., Ltd.	34,741	2,083,935
*	Hanwha Aerospace Co., Ltd.	249,329	5,491,343
	Hanwha Corp.	499,103	8,513,246
*	Hanwha General Insurance Co., Ltd.	668,019	1,198,609
#*	Hanwha Investment & Securities Co., Ltd.	1,064,120	1,554,548
	Hanwha Life Insurance Co., Ltd.	2,034,142	3,030,779
	Hanwha Solutions Corp.	673,677	8,062,547
	Hanyang Eng Co., Ltd.	97,478	804,882
	Hanyang Securities Co., Ltd.	11,785	60,876
*	Harim Co., Ltd.	200,781	439,183
	Harim Holdings Co., Ltd.	76,884	404,129
#	HB Technology Co., Ltd.	253,292	499,528
	HDC Holdings Co., Ltd.	318,853	2,446,092
	HDC Hyundai Engineering Plastics Co., Ltd.	125,856	388,848
#	HDC I-Controls Co., Ltd.	22,652	159,685
*	Heung-A Shipping Co., Ltd.	418,319	88,577
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	319,942
	High Tech Pharm Co., Ltd.	21,787	190,041
	Hite Jinro Co., Ltd.	101,130	2,698,425
	Hitejinro Holdings Co., Ltd.	60,366	672,736
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	624,663
#*	HMM Co., Ltd.	398,875	1,185,064
#*	Home Center Holdings Co., Ltd.	199,132	191,759
*	Homecast Co., Ltd.	85,344	249,737
#	Hotel Shilla Co., Ltd.	175,082	12,241,148
	HS Industries Co., Ltd.	422,135	2,851,640
	HS R&A Co., Ltd.	379,076	506,448
#*	HSD Engine Co., Ltd.	104,384	293,942
*	Huayi Brothers Korea Co., Ltd.	5,415	14,383
	Huchems Fine Chemical Corp.	141,834	2,046,263
*	Hugel, Inc.	4,049	1,270,372
*	Humax Co., Ltd.	85,216	239,439
	Humedix Co., Ltd.	31,665	520,135
#*	Huneed Technologies	79,988	438,819
	Huons Co., Ltd.	63,190	2,522,074
	Huons Global Co., Ltd.	50,954	1,321,311
	Husteel Co., Ltd.	19,306	106,963
#	Huvis Corp.	133,799	597,391
#	Huvitz Co., Ltd.	63,825	406,030
#	Hwa Shin Co., Ltd.	175,928	332,453
#	Hwacheon Machine Tool Co., Ltd.	3,319	84,025
#	Hwail Pharm Co., Ltd.	46,878	348,248
*	Hwajin Co., Ltd.	149,308	70,307
#	Hwangkum Steel & Technology Co., Ltd.	53,686	260,931
	HwaSung Industrial Co., Ltd.	80,561	602,830
	Hy-Lok Corp.	62,440	623,032
*	Hyosung Advanced Materials Corp.	28,092	1,890,032
	Hyosung Chemical Corp.	20,005	1,894,157
#	Hyosung Corp.	59,773	3,420,614
	Hyosung TNC Co., Ltd.	27,137	2,903,686
	HyosungITX Co., Ltd.	8,136	109,258
#*	Hyulim ROBOT Co., Ltd.	306,387	211,684
#*	Hyundai Bioscience Co., Ltd.	56,841	502,384
	Hyundai BNG Steel Co., Ltd.	95,262	563,135

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Construction Equipment Co., Ltd.	116,493	$1,764,169
#	Hyundai Corp Holdings, Inc.	28,838	230,041
	Hyundai Corp.	49,866	600,459
	Hyundai Department Store Co., Ltd.	62,181	3,710,092
#*	Hyundai Electric & Energy System Co., Ltd.	90,416	612,096
	Hyundai Elevator Co., Ltd.	54,879	2,805,243
	Hyundai Engineering & Construction Co., Ltd.	230,610	6,685,185
	Hyundai Glovis Co., Ltd.	119,013	9,946,933
	Hyundai Greenfood Co., Ltd.	291,096	1,951,888
	Hyundai Heavy Industries Holdings Co., Ltd.	50,498	10,082,595
	Hyundai Home Shopping Network Corp.	40,309	2,381,823
	Hyundai Hy Communications & Networks Co., Ltd.	305,040	1,030,092
	Hyundai Livart Furniture Co., Ltd.	86,141	825,392
	Hyundai Marine & Fire Insurance Co., Ltd.	667,591	14,437,334
	Hyundai Mipo Dockyard Co., Ltd.	182,566	4,618,717
	Hyundai Mobis Co., Ltd.	112,064	15,843,628
	Hyundai Motor Co.	443,804	34,302,686
	Hyundai Motor Securities Co., Ltd.	142,779	1,033,873
	Hyundai Pharmaceutical Co., Ltd.	39,143	149,113
#*	Hyundai Rotem Co., Ltd.	100,303	1,488,536
	Hyundai Steel Co.	301,346	5,359,715
	Hyundai Telecommunication Co., Ltd.	54,491	279,202
	Hyundai Wia Corp.	130,373	3,532,079
#	HyVision System, Inc.	47,645	329,609
	I&C Technology Co., Ltd.	23,375	74,109
#	i3system, Inc.	22,022	390,423
#*	iA, Inc.	623,338	199,119
#	ICD Co., Ltd.	65,269	829,232
#*	IHQ, Inc.	641,346	820,135
*	Il Dong Pharmaceutical Co., Ltd.	31,099	331,503
#	Iljin Diamond Co., Ltd.	17,918	343,896
*	Iljin Display Co., Ltd.	53,529	126,369
*	Iljin Electric Co., Ltd.	86,144	169,528
	Iljin Holdings Co., Ltd.	104,126	318,913
#	Iljin Materials Co., Ltd.	64,144	2,102,952
#	Ilshin Spinning Co., Ltd.	12,837	587,661
#*	Ilshin Stone Co., Ltd.	134,868	276,384
	ilShinbiobase Co., Ltd.	119,594	220,086
#	Ilsung Pharmaceuticals Co., Ltd.	3,576	265,486
	Ilyang Pharmaceutical Co., Ltd.	48,569	1,309,348
*	IM Co., Ltd.	224,240	149,661
	iMarketKorea, Inc.	127,135	1,055,194
	InBody Co., Ltd.	78,092	1,205,326
*	INCON Co., Ltd.	39,163	37,869
*	Incross Co., Ltd.	9,948	210,916
	Industrial Bank of Korea	1,191,098	7,759,257
#*	Infinitt Healthcare Co., Ltd.	44,793	282,292
	INITECH Co., Ltd.	27,616	96,192
	Innocean Worldwide, Inc.	28,722	1,375,101
#	InnoWireless, Inc.	21,914	901,699
#*	Innox Advanced Materials Co., Ltd.	59,126	1,774,675
#*	Inscobee, Inc.	301,722	703,050
*	Insun ENT Co., Ltd.	84,076	507,033
	Intelligent Digital Integrated Security Co., Ltd.	20,066	343,076
*	Interflex Co., Ltd.	52,039	429,919
	Interojo Co., Ltd.	55,380	1,055,092
	Interpark Corp.	81,182	285,613
	Interpark Holdings Corp.	346,840	522,304
	INTOPS Co., Ltd.	122,538	1,103,172

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	INVENIA Co., Ltd.	114,465	$164,917
	Inzi Controls Co., Ltd.	54,862	174,559
	INZI Display Co., Ltd.	124,958	158,090
*	Iones Co., Ltd.	30,757	132,002
	IS Dongseo Co., Ltd.	128,445	2,687,503
#	ISC Co., Ltd.	53,055	442,489
	i-SENS, Inc.	58,633	1,134,774
	ISU Chemical Co., Ltd.	68,462	660,349
	IsuPetasys Co., Ltd.	124,399	342,666
	It’s Hanbul Co., Ltd.	9,529	116,997
*	Jahwa Electronics Co., Ltd.	101,955	612,717
#	JASTECH, Ltd.	37,761	292,293
*	Jayjun Cosmetic Co., Ltd.	118,202	283,935
	JB Financial Group Co., Ltd.	1,794,461	7,147,737
#*	JC Hyun System, Inc.	57,068	186,710
	Jcontentree Corp.	32,131	925,132
*	Jeju Semiconductor Corp.	83,002	197,924
*	Jejuair Co., Ltd.	62,710	1,056,997
#*	Jeongsan Aikang Co., Ltd.	125,996	177,007
	Jinro Distillers Co., Ltd.	10,945	263,079
#	Jinsung T.E.C.	76,654	363,892
	JLS Co., Ltd.	38,347	202,354
*	JNK Heaters Co., Ltd.	21,580	75,110
#	JS Corp.	21,851	136,142
	Jusung Engineering Co., Ltd.	314,741	1,400,652
#	JVM Co., Ltd.	19,262	390,596
	JW Holdings Corp.	73,367	299,403
	JW Life Science Corp.	35,153	450,515
	JW Pharmaceutical Corp.	44,928	1,083,100
	JYP Entertainment Corp.	199,482	3,390,388
	Kakao Corp.	24,900	3,762,857
*	Kanglim Co., Ltd.	17,922	26,234
	Kangnam Jevisco Co., Ltd.	31,847	457,627
	Kangwon Land, Inc.	285,010	5,890,374
#	KAON Media Co., Ltd.	131,806	639,169
	KB Financial Group, Inc.	1,155,887	33,071,426
#	KB Financial Group, Inc., ADR	439,337	12,362,943
	KC Co., Ltd.	56,156	637,540
#	KC Green Holdings Co., Ltd.	131,303	391,239
#	KC Tech Co., Ltd.	70,767	1,046,659
	KCC Corp.	32,238	4,387,675
#	KCC Engineering & Construction Co., Ltd.	71,141	351,799
*	KCC Glass Corp.	30,292	717,244
	KCI, Ltd.	7,564	60,426
	KCO Energy, Inc.	70	0
*	KD Corp.	271,938	20,714
#*	KEC Corp.	566,370	356,408
#	KEPCO Engineering & Construction Co., Inc.	43,939	609,948
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,579,049
#	Keyang Electric Machinery Co., Ltd.	167,779	377,164
*	KEYEAST Co., Ltd.	483,340	1,057,164
	KG Chemical Corp.	49,614	566,040
#	KG Eco Technology Service Co., Ltd.	169,587	567,343
	Kginicis Co., Ltd.	111,969	2,023,891
	KGMobilians Co., Ltd.	75,381	465,178
#*	KH Vatec Co., Ltd.	79,037	1,202,218
	Kia Motors Corp.	987,684	24,123,879
	KINX, Inc.	4,462	226,403
	KISCO Corp.	130,306	420,250

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Holdings Co., Ltd.	45,474	$393,247
	Kishin Corp.	42,990	108,790
	KISWIRE, Ltd.	55,511	657,095
#*	Kiwi Media Group Co., Ltd.	1,506,170	69,533
	KIWOOM Securities Co., Ltd.	84,671	5,198,214
	KL-Net Corp.	116,727	209,735
#	KM Corp.	6,557	85,600
	KMH Co., Ltd.	110,933	590,267
#*	KMW Co., Ltd.	28,876	1,438,565
#	Kocom Co., Ltd.	25,809	104,845
*	Kodaco Co., Ltd.	447,742	151,236
	Koentec Co., Ltd.	54,279	433,144
	Koh Young Technology, Inc.	36,938	2,462,951
#	Kolmar BNH Co., Ltd.	64,275	1,522,163
	Kolmar Korea Holdings Co., Ltd.	50,051	901,707
#	Kolon Corp.	59,728	862,737
#	Kolon Global Corp.	68,716	443,470
	Kolon Industries, Inc.	178,447	4,520,987
	Kolon Plastic, Inc.	73,775	208,228
	Komelon Corp.	7,669	47,755
	KoMiCo, Ltd.	10,430	213,100
*	KONA I Co., Ltd.	11,919	127,656
	Kook Soon Dang Brewery Co., Ltd.	135,305	399,213
	Korea Aerospace Industries, Ltd.	242,168	5,108,956
	Korea Airport Service Co., Ltd.	97	3,295
#	Korea Alcohol Industrial Co., Ltd.	144,534	1,887,865
#	Korea Asset In Trust Co., Ltd.	255,135	507,734
#	Korea Autoglass Corp.	100,799	1,101,799
#	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	228,444
#*	Korea Circuit Co., Ltd.	61,216	398,128
*	Korea District Heating Corp.	17,823	562,503
#*	Korea Electric Power Corp., Sponsored ADR	672,517	6,462,888
*	Korea Electric Power Corp.	328,558	6,421,544
	Korea Electric Terminal Co., Ltd.	48,134	1,133,146
	Korea Electronic Certification Authority, Inc.	46,611	155,675
#	Korea Electronic Power Industrial Development Co., Ltd.	93,274	252,089
	Korea Export Packaging Industrial Co., Ltd.	9,242	139,161
	Korea Flange Co., Ltd.	151,815	252,727
	Korea Gas Corp.	178,798	3,949,034
*	Korea Information & Communications Co., Ltd.	115,303	772,392
#	Korea Information Certificate Authority, Inc.	95,539	282,675
	Korea Investment Holdings Co., Ltd.	296,806	12,288,160
*	Korea Line Corp.	138,017	2,038,203
#*	Korea Materials & Analysis Corp.	119,785	146,138
	Korea Petrochemical Ind Co., Ltd.	34,353	3,984,322
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,192,397
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	83,238	5,646,284
	Korea United Pharm, Inc.	57,626	835,460
	Korea Zinc Co., Ltd.	32,801	10,425,275
*	Korean Air Lines Co., Ltd.	480,861	7,870,600
	Korean Reinsurance Co.	853,344	5,900,450
	Kortek Corp.	88,177	697,085
*	Kossen Co., Ltd.	45,400	18,182
	KPX Chemical Co., Ltd.	15,304	610,792
#*	KSIGN Co., Ltd.	111,591	107,021
	KSS LINE, Ltd.	151,083	902,509
	KT Corp., Sponsored ADR	309,798	3,039,118
	KT Corp.	35,348	694,133
*	KT Hitel Co., Ltd.	95,811	442,254

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KT Skylife Co., Ltd.	256,971	$1,671,381
#	KT Submarine Co., Ltd.	92,378	309,699
	KT&G Corp.	341,989	22,833,730
#	KTB Investment & Securities Co., Ltd.	371,444	785,475
#	KTCS Corp.	235,785	341,187
	Ktis Corp.	242,906	378,616
#	Kuk Young G&M	79,758	176,615
#	Kukbo Design Co., Ltd.	21,962	254,205
	Kukdo Chemical Co., Ltd.	29,051	995,564
#	Kukdong Oil & Chemicals Co., Ltd.	45,496	121,400
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,813,867
#*	Kukje Pharma Co., Ltd.	23,155	135,355
*	Kum Yang Co., Ltd.	19,425	37,002
#	Kumho Industrial Co., Ltd.	97,708	649,152
	Kumho Petrochemical Co., Ltd.	137,345	8,661,271
*	Kumho Tire Co., Inc.	609,813	1,537,148
	Kumkang Kind Co., Ltd.	128,543	332,801
	Kwang Dong Pharmaceutical Co., Ltd.	218,470	1,087,859
#	Kwang Myung Electric Co., Ltd.	106,295	180,333
	Kyeryong Construction Industrial Co., Ltd.	67,676	893,770
	Kyobo Securities Co., Ltd.	164,678	979,103
	Kyongbo Pharmaceutical Co., Ltd.	67,195	426,238
#	Kyung Dong Navien Co., Ltd.	35,842	1,051,268
#	Kyung Nong Corp.	12,631	125,493
	Kyungbang Co., Ltd.	103,753	853,277
	KyungDong City Gas Co., Ltd.	25,727	374,850
#	KyungDong Invest Co., Ltd.	6,660	153,953
	Kyungdong Pharm Co., Ltd.	62,505	424,852
	Kyung-In Synthetic Corp.	97,671	559,878
	L&F Co., Ltd.	61,138	965,607
*	L&K Biomed Co., Ltd.	26,871	28,986
#*	LabGenomics Co., Ltd.	30,845	635,461
#	LB Semicon, Inc.	309,634	1,828,617
#	LEADCORP, Inc. (The)	168,883	746,225
#*	Leaders Cosmetics Co., Ltd.	49,944	162,247
#	Lee Ku Industrial Co., Ltd.	203,277	213,440
	LEENO Industrial, Inc.	51,287	3,770,062
#*	Leenos Corp.	156,588	182,509
	LF Corp.	177,233	1,914,457
	LG Chem, Ltd.	83,203	25,852,264
	LG Corp.	262,300	13,346,997
#*	LG Display Co., Ltd., ADR	662,727	2,982,271
#*	LG Display Co., Ltd.	2,370,550	21,507,050
	LG Electronics, Inc.	989,883	44,549,752
#	LG Hausys, Ltd.	81,409	3,463,401
	LG HelloVision Co., Ltd.	278,779	1,032,749
	LG Household & Health Care, Ltd.	32,908	37,317,536
#	LG Innotek Co., Ltd.	106,870	11,578,561
	LG International Corp.	223,277	2,421,840
	LG Uplus Corp.	1,204,736	13,229,283
	LIG Nex1 Co., Ltd.	48,734	1,046,070
#	Lion Chemtech Co., Ltd.	55,748	323,862
*	LIS Co., Ltd.	5,982	33,132
#*	Liveplex Co., Ltd.	507,290	315,181
#	LMS Co., Ltd.	35,029	307,172
*	Lock & Lock Co., Ltd.	87,156	792,148
*	LONGTU KOREA, Inc.	2,592	9,668
#*	LOT Vacuum Co., Ltd.	57,892	442,504
	Lotte Chemical Corp.	43,402	7,712,769

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co., Ltd.	11,265	$1,010,556
	Lotte Confectionery Co., Ltd.	787	82,936
#	Lotte Corp.	70,584	2,330,137
	LOTTE Fine Chemical Co., Ltd.	153,724	4,937,827
	Lotte Food Co., Ltd.	2,883	910,559
	LOTTE Himart Co., Ltd.	67,421	1,487,829
*	Lotte Non-Life Insurance Co., Ltd.	732,220	985,262
	Lotte Shopping Co., Ltd.	40,801	3,341,295
*	Lotte Tour Development Co., Ltd.	21,895	206,838
	LS Cable & System Asia, Ltd.	52,587	300,732
	LS Corp.	87,605	2,706,776
	LS Electric Co., Ltd.	105,020	3,382,020
*	Lumens Co., Ltd.	191,159	278,980
*	Lutronic Corp.	71,530	316,488
*	LVMC Holdings	200,121	817,276
#	Macquarie Korea Infrastructure Fund	1,364,629	12,826,031
#*	Macrogen, Inc.	26,123	738,147
	Maeil Holdings Co., Ltd.	74,111	526,375
	MAKUS, Inc.	17,927	52,880
	Mando Corp.	307,973	6,008,907
#*	Maniker Co., Ltd.	611,854	421,988
#	Mcnex Co., Ltd.	121,950	2,974,631
#*	ME2ON Co., Ltd.	194,785	913,754
*	Mediana Co., Ltd.	4,014	57,320
*	Medipost Co., Ltd.	9,503	206,081
	Medy-Tox, Inc.	32,924	3,135,647
#	Meerecompany, Inc.	15,911	351,861
#	MegaStudy Co., Ltd.	64,702	548,581
#	MegaStudyEdu Co., Ltd.	64,900	2,396,466
	Meritz Financial Group, Inc.	321,876	2,608,623
	Meritz Fire & Marine Insurance Co., Ltd.	528,017	6,006,094
	Meritz Securities Co., Ltd.	2,179,905	5,867,744
#	META BIOMED Co., Ltd.	46,200	90,815
#*	Mgame Corp.	85,404	273,172
	Mi Chang Oil Industrial Co., Ltd.	3,141	154,816
#	MiCo, Ltd.	311,402	2,290,690
	Minwise Co., Ltd.	66,136	777,806
#	Mirae Asset Daewoo Co., Ltd.	1,117,897	5,153,498
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,346,917
*	Mirae Corp.	2,393,347	157,065
	Miwon Chemicals Co., Ltd.	1,485	55,732
	Miwon Commercial Co., Ltd.	3,977	200,999
	Miwon Specialty Chemical Co., Ltd.	10,292	644,314
	MK Electron Co., Ltd.	150,519	806,185
*	MNTech Co., Ltd.	113,061	236,993
#*	Mobase Co., Ltd.	116,705	319,244
*	Mobile Appliance, Inc.	34,266	88,697
	Modetour Network, Inc.	50,955	547,811
#	Monalisa Co., Ltd.	53,629	316,128
	Moorim P&P Co., Ltd.	239,356	664,902
#	Moorim Paper Co., Ltd.	204,985	369,174
#	Motonic Corp.	42,474	251,633
#*	MP Group, Inc.	104,321	21,110
#*	Muhak Co., Ltd.	122,587	642,777
#	Multicampus Co., Ltd.	17,880	462,878
*	MyungMoon Pharm Co., Ltd.	56,419	226,941
#	Nam Hwa Construction Co., Ltd.	34,033	406,157
#	Namhae Chemical Corp.	97,701	627,672
*	NamKwang Engineering & Construction Co., Ltd.	4,022	42,886

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Namsun Aluminum Co., Ltd.	565,100	$2,274,913
#*	Namuga Co., Ltd.	16,252	188,168
	Namyang Dairy Products Co., Ltd.	2,543	674,037
*	Namyeung Vivien	4,560	3,808
*	NanoenTek, Inc.	6,498	41,561
	Nasmedia Co., Ltd.	22,380	530,572
#*	Nature & Environment Co., Ltd.	51,916	69,739
	NAVER Corp.	191,153	30,991,745
	NCSoft Corp.	21,902	11,604,753
	NeoPharm Co., Ltd.	39,131	990,718
*	Neowiz	71,991	1,031,898
	NEOWIZ HOLDINGS Corp.	24,725	290,204
#	NEPES Corp.	167,841	4,008,104
#*	Netmarble Corp.	28,980	2,277,421
#*	Neuros Co., Ltd.	64,486	135,974
*	New Power Plasma Co., Ltd.	11,645	29,314
	Nexen Corp.	242,206	941,853
	Nexen Tire Corp.	404,309	1,904,554
*	Next Entertainment World Co., Ltd.	44,760	144,876
#*	NextEye Co., Ltd.	28,610	29,846
	Nexturn Co., Ltd.	9,371	63,502
	NH Investment & Securities Co., Ltd.	515,094	4,098,993
*	NHN Corp.	31,421	1,967,499
#	NHN KCP Corp.	128,959	4,089,527
	NICE Holdings Co., Ltd.	210,628	3,450,829
	Nice Information & Telecommunication, Inc.	60,644	1,479,120
	NICE Information Service Co., Ltd.	288,652	4,162,830
#	NICE Total Cash Management Co., Ltd.	160,830	792,281
#*	NK Co., Ltd.	195,316	139,482
	Nong Shim Holdings Co., Ltd.	18,204	1,113,486
#	Nong Woo Bio Co., Ltd.	22,919	193,864
#	NongShim Co., Ltd.	9,619	2,331,722
	Noroo Holdings Co., Ltd.	17,027	130,857
#	NOROO Paint & Coatings Co., Ltd.	83,333	528,363
	NPC	89,214	266,158
	NS Shopping Co., Ltd.	128,176	814,809
*	nTels Co., Ltd.	4,593	35,837
	Nuri Telecom Co., Ltd.	46,052	214,093
*	NUVOTEC Co., Ltd.	46,960	45,329
*	OCI Co., Ltd.	93,588	3,071,348
#*	Omnisystem Co., Ltd.	105,167	166,918
#	Openbase, Inc.	134,133	330,816
#	Opto Device Technology Co., Ltd.	72,879	236,060
	OptoElectronics Solutions Co., Ltd.	44,988	1,449,463
#	OPTRON-TEC, Inc.	211,470	835,872
#*	Orbitech Co., Ltd.	60,366	152,103
#*	Orientbio, Inc.	166,606	99,480
	Orion Corp.	30,176	3,091,420
	Orion Holdings Corp.	245,975	2,853,111
#*	OSANGJAIEL Co., Ltd.	38,370	387,057
*	Osstem Implant Co., Ltd.	102,960	2,777,104
*	Osung Advanced Materials Co., Ltd.	231,893	460,332
	Ottogi Corp.	4,097	1,832,223
#	Paik Kwang Industrial Co., Ltd.	169,605	387,733
*	Pan Ocean Co., Ltd.	959,073	2,713,345
	Pang Rim Co., Ltd.	34,057	48,328
#	Pan-Pacific Co., Ltd.	306,517	553,244
*	PaperCorea, Inc.	28,761	33,144
#	Paradise Co., Ltd.	104,217	1,351,789

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Partron Co., Ltd.	335,922	$2,225,318
*	Paru Co., Ltd.	106,491	214,602
*	Pearl Abyss Corp.	10,593	1,675,485
	Pharma Research Products Co., Ltd.	12,639	440,125
#*	Pharmicell Co., Ltd.	97,848	1,526,320
*	Phoenix Materials Co., Ltd.	63,745	28,800
*	PNE Solution Co., Ltd.	52,975	569,126
#*	Pobis TNC Co., Ltd.	174,113	234,813
#*	POLUS BioPharm, Inc.	44,171	16,653
	POSCO, Sponsored ADR	395,138	14,703,085
	POSCO	240,194	36,294,614
#	POSCO Chemical Co., Ltd.	69,567	2,973,483
	POSCO Coated & Color Steel Co., Ltd.	20,479	197,318
	Posco ICT Co., Ltd.	261,944	951,592
	Posco International Corp.	393,955	4,579,063
#	Posco M-Tech Co., Ltd.	145,597	468,824
#	Power Logics Co., Ltd.	335,861	1,899,453
#	Protec Co., Ltd.	60,332	706,700
	PS TEC Co., Ltd.	37,133	108,014
#	PSK, Inc.	116,894	1,798,484
	Pulmuone Co., Ltd.	105,860	1,054,996
#	Pungkuk Alcohol Industry Co., Ltd.	27,641	416,016
	Pyeong Hwa Automotive Co., Ltd.	82,093	452,661
*	RaonSecure Co., Ltd.	120,722	258,534
	Rayence Co., Ltd.	36,773	432,969
*	Redrover Co., Ltd.	372,004	69,839
#	Reyon Pharmaceutical Co., Ltd.	21,606	246,901
#	RFHIC Corp.	10,310	325,186
#*	RFTech Co., Ltd.	93,446	470,386
*	Robostar Co., Ltd.	11,293	147,271
	S Net Systems, Inc.	69,452	377,310
	S&S Tech Corp.	39,811	684,121
#	S&T Corp.	5,847	77,049
	S&T Dynamics Co., Ltd.	229,210	1,026,259
	S&T Holdings Co., Ltd.	71,626	840,115
	S&T Motiv Co., Ltd.	73,394	2,173,915
#*	S.Y. Co., Ltd.	93,024	321,472
	S-1 Corp.	96,641	6,874,972
	Sajo Industries Co., Ltd.	21,328	558,947
	Sajodaerim Corp.	2,461	28,857
*	Sajodongaone Co., Ltd.	20,593	15,279
#	Sam Chun Dang Pharm Co., Ltd.	43,712	1,102,622
#*	SAM KANG M&T Co., Ltd.	69,895	166,737
#	Sam Young Electronics Co., Ltd.	100,696	603,446
#	Sam Yung Trading Co., Ltd.	97,142	1,081,672
	Sambo Corrugated Board Co., Ltd.	17,238	114,044
#*	Sambo Motors Co., Ltd.	98,133	323,330
*	Sambon Electronics Co., Ltd.	62,983	83,190
	Samchully Co., Ltd.	12,871	783,009
#*	Samchuly Bicycle Co., Ltd.	34,701	171,346
#	Samho Development Co., Ltd.	159,080	660,301
	Samho International Co., Ltd.	18,618	344,494
	SAMHWA Paints Industrial Co., Ltd.	67,880	280,102
	Samick Musical Instruments Co., Ltd.	248,383	296,989
#	Samick THK Co., Ltd.	41,843	395,360
	Samil Pharmaceutical Co., Ltd.	8,986	131,578
#	Samji Electronics Co., Ltd.	51,364	384,158
#	Samjin LND Co., Ltd.	95,857	154,416
	Samjin Pharmaceutical Co., Ltd.	85,656	1,785,309

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samkee Automotive Co., Ltd.	275,558	$397,920
	Samkwang Glass Co., Ltd.	25,049	600,216
	Sammok S-Form Co., Ltd.	29,195	173,475
#	SAMPYO Cement Co., Ltd.	212,168	612,617
*	Samsung Biologics Co., Ltd.	8,919	4,260,452
	Samsung C&T Corp.	122,178	10,698,429
	Samsung Card Co., Ltd.	140,432	3,472,341
	Samsung Electro-Mechanics Co., Ltd.	240,915	22,523,350
	Samsung Electronics Co., Ltd.	22,844,954	939,327,997
	Samsung Electronics Co., Ltd. 796050888, GDR	115	119,945
	Samsung Electronics Co., Ltd. US7960508882, GDR	308	317,981
#*	Samsung Engineering Co., Ltd.	328,787	3,103,105
	Samsung Fire & Marine Insurance Co., Ltd.	142,403	22,333,384
*	Samsung Heavy Industries Co., Ltd.	1,025,714	3,605,527
	Samsung Life Insurance Co., Ltd.	154,077	6,248,549
#*	Samsung Pharmaceutical Co., Ltd.	232,980	764,711
	Samsung Publishing Co., Ltd.	4,454	88,903
	Samsung SDI Co., Ltd.	36,176	8,546,068
	Samsung SDS Co., Ltd.	62,750	8,371,062
	Samsung Securities Co., Ltd.	231,688	5,740,845
	SAMT Co., Ltd.	395,247	641,742
#	Samwha Capacitor Co., Ltd.	78,667	3,145,772
#	Samwha Electric Co., Ltd.	16,326	195,967
	Samyang Corp.	25,145	815,631
#	Samyang Foods Co., Ltd.	30,750	2,537,093
	Samyang Holdings Corp.	34,275	1,408,959
#	Samyang Tongsang Co., Ltd.	12,918	570,955
	Sang-A Frontec Co., Ltd.	48,694	538,555
*	Sangbo Corp.	164,795	110,986
#	Sangsangin Co., Ltd.	442,992	2,854,469
	Sangsin Brake	22,432	50,795
	Sangsin Energy Display Precision Co., Ltd.	25,727	128,585
	SaraminHR Co., Ltd.	39,297	821,005
#	Satrec Initiative Co., Ltd.	22,982	397,769
	SAVEZONE I&C Corp.	104,700	197,134
*	SBI Investment Korea Co., Ltd.	193,051	98,155
*	SBS Media Holdings Co., Ltd.	338,287	532,488
#*	SBW	1,027,902	805,322
#*	S-Connect Co., Ltd.	318,201	537,144
#*	SD Biotechnologies Co., Ltd.	48,996	166,864
#*	SDN Co., Ltd.	201,770	374,407
	Seah Besteel Corp.	114,848	877,784
	SeAH Holdings Corp.	495	27,471
	SeAH Steel Corp.	20,286	662,102
#	SeAH Steel Holdings Corp.	17,069	404,596
	Sebang Co., Ltd.	90,492	696,776
	Sebang Global Battery Co., Ltd.	65,353	1,551,240
#	Sebo Manufacturing Engineer Corp.	35,260	149,257
#	Seegene, Inc.	48,834	3,678,051
	Sejin Heavy Industries Co., Ltd.	21,401	53,113
#	Sejong Industrial Co., Ltd.	91,862	317,050
*	Sejong Telecom, Inc.	1,779,080	509,989
*	Sejoong Co., Ltd.	65,119	129,213
#	Sekonix Co., Ltd.	123,313	484,282
#*	Selvas AI, Inc.	76,838	44,695
#	Sempio Foods Co.	8,094	192,046
	Semyung Electric Machinery Co., Ltd.	4,892	19,367
#	S-Energy Co., Ltd.	112,260	312,800
*	Seobu T&D	204,512	940,913

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Seohan Co., Ltd.	870,087	$727,916
#	Seohee Construction Co., Ltd.	1,600,835	1,372,778
#	Seojin System Co., Ltd.	18,316	396,244
	Seondo Electric Co., Ltd.	41,041	94,285
#*	Seoul Auction Co., Ltd.	27,683	101,110
*	Seoul Electronics & Telecom	73,908	47,460
#*	Seoul Food Industrial Co., Ltd.	1,169,428	167,920
#	Seoul Pharma Co., Ltd.	20,628	141,746
#	Seoul Semiconductor Co., Ltd.	281,702	3,059,332
#	Seoulin Bioscience Co., Ltd.	27,867	250,478
	SEOWONINTECH Co., Ltd.	30,019	133,520
	Seoyon Co., Ltd.	129,667	398,696
#	Seoyon E-Hwa Co., Ltd.	73,482	211,668
	Sewha P&C, Inc.	6,930	14,828
#*	Sewon Cellontech Co., Ltd.	215,980	460,407
	Sewon Precision Industry Co., Ltd.	8,303	20,673
	SEWOONMEDICAL Co., Ltd.	119,343	304,798
	SFA Engineering Corp.	118,581	3,418,467
*	SFA Semicon Co., Ltd.	664,108	2,867,349
#*	SFC Co., Ltd.	79,611	22,235
#*	SG Corp.	380,523	209,610
*	SG&G Corp.	236,478	261,307
#*	SH Energy & Chemical Co., Ltd.	492,639	360,656
#*	Shin Poong Pharmaceutical Co., Ltd.	158,406	2,162,017
	Shindaeyang Paper Co., Ltd.	15,591	781,660
	Shinhan Financial Group Co., Ltd.	1,529,585	38,778,881
#	Shinhan Financial Group Co., Ltd., ADR	315,098	8,041,301
#	Shinil Electronics Co., Ltd.	224,260	358,361
	Shinsegae Engineering & Construction Co., Ltd.	24,890	499,739
#	Shinsegae Food Co., Ltd.	16,628	828,457
	Shinsegae Information & Communication Co., Ltd.	7,578	704,367
	Shinsegae International, Inc.	8,380	1,498,883
	Shinsegae, Inc.	50,086	10,865,851
#*	Shinsung E&G Co., Ltd.	541,943	390,156
#*	Shinsung Tongsang Co., Ltd.	811,922	743,044
#	Shinwha Intertek Corp.	240,196	476,837
#*	Shinwon Corp.	300,027	408,146
	Shinyoung Securities Co., Ltd.	26,970	1,019,148
#	SHOWBOX Corp.	313,531	742,217
*	Signetics Corp.	272,494	162,141
#	SIGONG TECH Co., Ltd.	67,289	301,501
	Silicon Works Co., Ltd.	52,466	1,299,382
	Silla Co., Ltd.	50,672	424,955
#	SIMMTECH Co., Ltd.	218,693	1,711,946
	Simmtech Holding Co., Ltd.	1	1
	SIMPAC, Inc.	77,838	147,882
	Sindoh Co., Ltd.	38,500	872,677
	Sinil Pharm Co., Ltd.	21,225	130,564
#	SinSin Pharmaceutical Co., Ltd.	16,393	99,471
#	SK Bioland Co., Ltd.	41,103	809,217
	SK Chemicals Co., Ltd.	11,069	704,301
#	SK D&D Co., Ltd.	26,088	522,558
#	SK Discovery Co., Ltd.	107,275	2,224,076
	SK Holdings Co., Ltd.	165,823	24,751,734
	SK Hynix, Inc.	2,407,473	165,676,393
	SK Innovation Co., Ltd.	212,357	17,130,781
	SK Materials Co., Ltd.	28,943	3,754,285
#	SK Networks Co., Ltd.	1,480,375	6,562,665
#	SK Securities Co., Ltd.	3,486,638	1,852,369

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SK Telecom Co., Ltd., Sponsored ADR	28,295	$541,283
	SK Telecom Co., Ltd.	49,785	8,652,841
	SKC Co., Ltd.	101,770	4,152,643
#*	SKC Solmics Co., Ltd.	212,843	511,770
	SKCKOLONPI, Inc.	85,454	2,313,181
#	SL Corp.	96,561	1,055,076
*	SM Culture & Contents Co., Ltd.	84,196	109,382
*	SM Entertainment Co., Ltd.	53,663	1,227,241
#*	S-MAC Co., Ltd.	861,286	934,953
	SMCore, Inc.	6,422	41,377
#*	SMEC Co., Ltd.	181,561	270,885
*	SNU Precision Co., Ltd.	68,293	170,192
#	S-Oil Corp.	87,595	5,029,256
#*	Solborn, Inc.	92,627	279,415
*	Solid, Inc.	81,917	383,467
	Songwon Industrial Co., Ltd.	150,359	1,778,892
#*	Sonokong Co., Ltd.	62,623	107,141
	Soulbrain Co., Ltd.	62,794	3,779,420
	SPC Samlip Co., Ltd.	19,009	1,118,046
	SPG Co., Ltd.	49,432	214,798
	Spigen Korea Co., Ltd.	23,255	831,031
#	Ssangyong Cement Industrial Co., Ltd.	504,185	2,122,514
#*	Ssangyong Motor Co.	365,833	467,763
*	ST Pharm Co., Ltd.	29,504	796,344
#	Suheung Co., Ltd.	46,817	1,703,214
	Sun Kwang Co., Ltd.	26,496	316,579
#*	SundayToz Corp.	23,349	362,786
	Sung Bo Chemicals Co., Ltd.	63,949	210,747
	Sung Kwang Bend Co., Ltd.	146,579	758,849
#*	Sungchang Enterprise Holdings, Ltd.	632,020	797,520
	Sungdo Engineering & Construction Co., Ltd.	78,386	213,949
	Sungshin Cement Co., Ltd.	182,520	1,183,520
	Sungwoo Hitech Co., Ltd.	641,954	1,552,727
#	Sunjin Co., Ltd.	92,108	641,680
*	Sunny Electronics Corp.	119,120	312,686
#*	Suprema HQ, Inc.	15,561	57,772
#*	Suprema, Inc.	23,021	649,968
#*	Synopex, Inc.	577,794	1,268,763
	Systems Technology, Inc.	67,715	895,034
	Tae Kyung Industrial Co., Ltd.	49,374	186,667
	Taekwang Industrial Co., Ltd.	3,112	2,044,042
*	Taewoong Co., Ltd.	65,836	312,676
	Taeyoung Engineering & Construction Co., Ltd.	485,768	5,755,720
*	Taihan Electric Wire Co., Ltd.	942,855	497,517
#*	Taihan Fiberoptics Co., Ltd.	284,013	771,808
*	Taihan Textile Co., Ltd.	3,055	49,350
	Tailim Packaging Co., Ltd.	141,994	459,322
*	TBH Global Co., Ltd.	193,148	232,911
#	TechWing, Inc.	74,580	936,738
*	Tego Science, Inc.	414	6,029
*	Telcon RF Pharmaceutical, Inc.	175,381	718,892
#	Telechips, Inc.	52,440	362,953
	TES Co., Ltd.	58,139	953,826
	Tesna, Inc.	6,983	322,133
*	Theragen Etex Co., Ltd.	21,162	187,361
*	Thinkware Systems Corp.	71,678	387,177
#*	TK Chemical Corp.	460,312	818,748
	TK Corp.	118,686	703,456
#*	TOBESOFT Co., Ltd.	52,633	88,345

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Tokai Carbon Korea Co., Ltd.	42,444	$2,516,169
#*	Tong Yang Moolsan Co., Ltd.	782,120	648,810
	Tongyang Life Insurance Co., Ltd.	420,132	1,021,427
#	Tongyang, Inc.	1,298,678	1,337,749
*	Tonymoly Co., Ltd.	15,374	147,575
	Top Engineering Co., Ltd.	156,642	1,170,134
#	Toptec Co., Ltd.	95,895	1,617,079
#	Tovis Co., Ltd.	139,713	815,885
#	TS Corp.	34,446	508,283
*	T’way Holdings, Inc.	209,945	239,594
	UBCare Co., Ltd.	73,933	438,076
	Ubiquoss Holdings, Inc.	34,653	912,485
#	Ubiquoss, Inc.	20,226	478,358
	UIL Co., Ltd.	77,480	269,364
	Uju Electronics Co., Ltd.	50,213	594,442
*	Uni-Chem Co., Ltd.	21,981	28,462
#	Unick Corp.	107,839	560,107
	Unid Co., Ltd.	50,186	1,781,283
#	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	377,971
#	Uniquest Corp.	63,201	324,186
#*	Unison Co., Ltd.	239,545	181,594
#	UniTest, Inc.	77,391	818,677
	Value Added Technology Co., Ltd.	52,639	1,100,163
	Very Good Tour Co., Ltd.	12,896	60,713
*	Viatron Technologies, Inc.	47,800	283,003
#*	VICTEK Co., Ltd.	75,937	246,589
	Vieworks Co., Ltd.	39,106	1,131,618
#	Visang Education, Inc.	86,979	546,926
	Vitzrocell Co., Ltd.	89,663	1,024,944
*	W Holding Co., Ltd.	418,453	108,143
*	Webzen, Inc.	99,814	1,364,033
#*	Welcron Co., Ltd.	97,149	560,931
	Wemade Co., Ltd.	33,329	653,729
#	Whanin Pharmaceutical Co., Ltd.	56,374	685,300
#*	WillBes & Co. (The)	590,360	723,503
#	Winix, Inc.	66,686	1,019,405
	Wins Co., Ltd.	39,739	504,542
#	WiSoL Co., Ltd.	222,414	1,891,366
#*	WIZIT Co., Ltd.	316,484	161,097
*	WONIK CUBE Corp.	64,656	73,974
*	Wonik Holdings Co., Ltd.	282,483	879,618
*	WONIK IPS Co., Ltd.	55,442	1,266,413
	Wonik Materials Co., Ltd.	54,043	1,069,797
*	Wonik QnC Corp.	39,655	416,902
#	Woojin, Inc.	10,731	30,728
#*	Woongjin Energy Co., Ltd.	183,851	25,859
#	Woori Financial Group, Inc.	1,456,460	10,086,628
*	Woori Investment Bank Co., Ltd.	1,609,403	769,739
#*	Woori Technology Investment Co., Ltd.	59,779	126,206
#*	Woori Technology, Inc.	183,605	123,792
#*	Wooridul Pharmaceutical, Ltd.	51,632	282,723
#	Woorison F&G Co., Ltd.	416,005	726,371
	Woory Industrial Co., Ltd.	33,002	489,157
#*	Wooshin Systems Co., Ltd.	80,001	216,876
#*	Woosu AMS Co., Ltd.	132,228	443,688
#	WooSung Feed Co., Ltd.	162,652	422,176
	Worldex Industry & Trading Co., Ltd.	18,504	105,148
	Y G-1 Co., Ltd.	178,298	719,871
#*	YeaRimDang Publishing Co., Ltd.	119,894	247,271

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Yeong Hwa Metal Co., Ltd.	36,310	$45,987
#*	Yest Co., Ltd.	20,395	134,376
*	YG Entertainment, Inc.	27,777	677,642
*	YIK Corp.	14,394	38,093
#*	YJM Games Co., Ltd.	167,975	218,485
*	YMC Co., Ltd.	52,244	433,147
	Yonwoo Co., Ltd.	22,729	359,440
	Yoosung Enterprise Co., Ltd.	134,656	279,657
#	YooSung T&S Co., Ltd.	128,568	260,503
#	Youlchon Chemical Co., Ltd.	57,701	715,209
	Young Poong Corp.	2,563	1,100,593
	Young Poong Precision Corp.	79,053	437,002
	Youngone Corp.	147,354	3,303,500
	Youngone Holdings Co., Ltd.	40,502	1,367,833
#*	YoungWoo DSP Co., Ltd.	112,767	157,404
	YTN Co., Ltd.	12,525	21,096
*	Yuanta Securities Korea Co., Ltd.	1,003,903	2,127,835
	Yuhan Corp.	128,835	5,005,297
	YuHwa Securities Co., Ltd.	32,205	61,005
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,084,603
*	Yuyang DNU Co., Ltd.	38,183	38,232
#	Yuyu Pharma, Inc.	14,689	133,622
#	Zeus Co., Ltd.	39,435	310,329

TOTAL SOUTH KOREA			3,006,330,977

TAIWAN — (17.3%)
	Sino American Electronic Co.	247,836	0
	Aaeon Technology, Inc.	5,000	10,846
	ABC Taiwan Electronics Corp.	575,613	335,455
	Ability Enterprise Co., Ltd.	3,144,974	1,293,915
#	Ability Opto-Electronics Technology Co., Ltd.	427,471	483,487
	AcBel Polytech, Inc.	1,913,468	1,328,467
	Accton Technology Corp.	2,492,369	18,067,348
	Ace Pillar Co., Ltd.	213,000	143,304
	Acer, Inc.	14,987,595	8,297,818
#	ACES Electronic Co., Ltd.	871,000	714,968
*	Acon Holding, Inc.	1,339,000	298,509
	Acter Group Corp., Ltd.	390,705	2,793,131
	Action Electronics Co., Ltd.	1,476,000	357,871
#	Actron Technology Corp.	406,757	1,192,870
#	A-DATA Technology Co., Ltd.	957,465	1,812,119
	Addcn Technology Co., Ltd.	166,146	1,208,105
#	Advanced Ceramic X Corp.	251,000	2,615,616
	Advanced International Multitech Co., Ltd.	1,249,000	1,376,836
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	93,511	30,113
*	Advanced Optoelectronic Technology, Inc.	451,000	256,706
	Advanced Power Electronics Corp.	59,000	45,607
#	Advanced Wireless Semiconductor Co.	1,115,120	3,356,560
	Advancetek Enterprise Co., Ltd.	1,501,662	873,379
#	Advantech Co., Ltd.	1,150,458	10,881,359
	Aerospace Industrial Development Corp.	3,097,000	2,974,189
#*	AGV Products Corp.	3,612,603	867,238
*	Airmate Cayman International Co., Ltd.	19,297	17,019
#	Airtac International Group	344,299	6,597,892
#	Alchip Technologies, Ltd.	466,000	4,537,034
	Alcor Micro Corp.	189,000	76,993
#*	ALI Corp.	1,394,256	716,358
	All Ring Tech Co., Ltd.	297,000	410,880
#	Allied Circuit Co., Ltd.	92,000	505,470

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Allis Electric Co., Ltd.	727,100	$472,118
#	Alltek Technology Corp.	829,304	533,472
#	Alltop Technology Co., Ltd.	610,000	1,858,004
#	Alpha Networks, Inc.	2,509,100	1,850,136
	Altek Corp.	2,425,159	1,573,432
#	Amazing Microelectronic Corp.	411,577	1,184,654
	Ambassador Hotel (The)	1,786,000	1,621,279
	Ampire Co., Ltd.	330,000	230,245
	AMPOC Far-East Co., Ltd.	587,567	571,093
*	AmTRAN Technology Co., Ltd.	7,988,944	2,051,635
	Anderson Industrial Corp.	296,247	79,589
#	Anpec Electronics Corp.	441,702	994,083
#	Apacer Technology, Inc.	706,005	1,110,146
	APAQ Technology Co., Ltd.	285,520	304,002
	APCB, Inc.	1,327,000	977,337
#	Apex Biotechnology Corp.	579,625	454,950
#	Apex International Co., Ltd.	1,178,916	2,207,786
#	Apex Medical Corp.	365,463	318,698
*	Apex Science & Engineering	567,870	208,836
#	Arcadyan Technology Corp.	1,404,759	3,781,847
	Ardentec Corp.	4,514,993	3,956,504
#	Argosy Research, Inc.	82,000	262,468
	ASE Technology Holding Co., Ltd., ADR	791,172	3,441,598
#	ASE Technology Holding Co., Ltd.	21,204,387	47,237,255
	Asia Cement Corp.	10,075,655	14,802,147
	Asia Electronic Material Co., Ltd.	211,000	97,889
#	Asia Optical Co., Inc.	1,490,000	3,587,805
*	Asia Pacific Telecom Co., Ltd.	6,898,415	1,584,182
*	Asia Plastic Recycling Holding, Ltd.	2,897,533	442,105
	Asia Polymer Corp.	3,420,260	1,966,924
#	Asia Tech Image, Inc.	379,000	671,239
#	Asia Vital Components Co., Ltd.	1,714,864	2,319,623
	ASMedia Technology, Inc.	146,048	4,057,659
	ASPEED Technology, Inc.	167,999	6,643,390
#	ASROCK, Inc.	202,000	787,594
	Asustek Computer, Inc.	2,602,861	17,594,398
	Aten International Co., Ltd.	697,715	2,146,353
#	AU Optronics Corp.	51,371,497	13,509,708
	Audix Corp.	633,375	862,048
#	AURAS Technology Co., Ltd.	516,303	2,970,592
	Aurona Industries, Inc.	463,000	257,825
	Aurora Corp.	378,258	1,140,123
	Avalue Technology, Inc.	396,000	922,858
#	Avermedia Technologies	1,682,037	684,570
	AVY Precision Technology, Inc.	1,043,408	869,829
	Awea Mechantronic Co., Ltd.	182,062	186,080
	Axiomtek Co., Ltd.	337,000	614,642
*	Azurewave Technologies, Inc.	57,000	27,645
	Bank of Kaohsiung Co., Ltd.	4,770,571	1,526,647
	Baolong International Co., Ltd.	140,000	58,111
	Basso Industry Corp.	798,284	1,131,177
#	BenQ Materials Corp.	1,453,000	828,922
	BES Engineering Corp.	14,405,050	3,430,854
#	Bin Chuan Enterprise Co., Ltd.	801,257	648,958
	Bionet Corp.	41,000	45,680
	Bionime Corp.	172,000	389,493
#*	Biostar Microtech International Corp.	1,240,712	412,840
	Bioteque Corp.	451,680	1,715,705
#	Bizlink Holding, Inc.	1,317,291	8,582,968

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Boardtek Electronics Corp.	571,000	$371,805
	Bon Fame Co., Ltd.	147,000	216,485
	Bright Led Electronics Corp.	574,180	287,953
#	Brighton-Best International Taiwan, Inc.	425,749	368,438
#	C Sun Manufacturing, Ltd.	927,740	877,869
*	Cameo Communications, Inc.	2,300,116	509,735
	Capital Futures Corp.	706,808	932,009
	Capital Securities Corp.	20,757,554	6,828,854
#	Career Technology MFG. Co., Ltd.	3,711,766	3,493,245
	Carnival Industrial Corp.	672,530	180,074
#	Casetek Holdings, Ltd.	1,816,221	2,836,401
#	Caswell, Inc.	97,000	431,835
	Catcher Technology Co., Ltd.	2,897,872	21,949,912
	Cathay Chemical Works	32,000	19,122
	Cathay Financial Holding Co., Ltd.	28,895,816	38,556,216
	Cathay Real Estate Development Co., Ltd.	6,083,600	4,025,985
#	Cayman Engley Industrial Co., Ltd.	308,801	649,617
	CCP Contact Probes Co., Ltd.	46,000	47,110
	Celxpert Energy Corp.	624,000	590,852
#	Center Laboratories, Inc.	1,479,967	2,376,826
	Central Reinsurance Co., Ltd.	1,224,312	753,514
	Chailease Holding Co., Ltd.	7,423,657	28,205,146
*	Chain Chon Industrial Co., Ltd.	1,558,000	420,868
	ChainQui Construction Development Co., Ltd.	784,497	560,657
*	Champion Building Materials Co., Ltd.	3,473,390	575,960
	Chang Hwa Commercial Bank, Ltd.	22,876,278	14,959,410
	Chang Wah Electromaterials, Inc.	193,520	1,043,187
#	Chang Wah Technology Co., Ltd.	502,980	503,599
#	Channel Well Technology Co., Ltd.	1,503,000	1,171,068
	Chant Sincere Co., Ltd.	124,000	98,450
	Charoen Pokphand Enterprise	1,807,620	3,811,902
#	Chaun-Choung Technology Corp.	246,000	2,055,841
	CHC Healthcare Group	560,000	674,309
	CHC Resources Corp.	447,048	680,824
	Chen Full International Co., Ltd.	687,000	794,625
#	Chenbro Micom Co., Ltd.	588,000	1,782,632
	Cheng Fwa Industrial Co., Ltd.	58,000	19,366
	Cheng Loong Corp.	7,814,160	5,559,863
*	Cheng Mei Materials Technology Corp.	6,837,200	1,612,698
	Cheng Shin Rubber Industry Co., Ltd.	8,437,508	9,699,780
	Cheng Uei Precision Industry Co., Ltd.	3,775,630	4,819,856
#	Chenming Electronic Technology Corp.	1,067,708	452,052
#	Chia Chang Co., Ltd.	891,000	984,824
	Chia Hsin Cement Corp.	3,249,747	1,868,086
	Chian Hsing Forging Industrial Co., Ltd.	404,000	527,017
	Chicony Electronics Co., Ltd.	3,889,689	10,956,584
#	Chicony Power Technology Co., Ltd.	1,554,696	3,037,803
#	Chieftek Precision Co., Ltd.	364,375	1,097,506
	Chien Kuo Construction Co., Ltd.	1,713,364	574,611
#	Chilisin Electronics Corp.	1,827,925	6,427,922
	Chime Ball Technology Co., Ltd.	162,282	166,943
	China Airlines, Ltd.	31,423,057	8,671,891
	China Bills Finance Corp.	3,921,000	1,926,898
	China Chemical & Pharmaceutical Co., Ltd.	2,124,000	1,508,504
	China Development Financial Holding Corp.	40,608,157	12,286,741
	China Ecotek Corp.	132,000	144,406
	China Electric Manufacturing Corp.	2,873,398	1,237,919
#	China Fineblanking Technology Co., Ltd.	505,681	598,831
#	China General Plastics Corp.	3,336,835	2,025,858

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Glaze Co., Ltd.	796,022	$237,741
*	China Life Insurance Co., Ltd.	11,201,154	7,648,379
	China Man-Made Fiber Corp.	15,486,488	3,364,908
#	China Metal Products	2,971,405	2,510,138
	China Motor Corp.	1,922,286	2,039,790
#	China Petrochemical Development Corp.	30,693,941	8,282,997
	China Steel Chemical Corp.	982,998	3,456,707
#	China Steel Corp.	44,416,440	29,748,656
#	China Steel Structure Co., Ltd.	806,000	576,298
	China Wire & Cable Co., Ltd.	1,045,680	970,681
	Chinese Maritime Transport, Ltd.	787,964	658,280
#	Ching Feng Home Fashions Co., Ltd.	640,659	562,985
	Chin-Poon Industrial Co., Ltd.	3,447,617	2,959,609
	Chipbond Technology Corp.	6,173,000	11,620,689
	ChipMOS Techinologies, Inc.	2,687,155	2,746,705
	ChipMOS Technologies, Inc., ADR	62,027	1,240,549
#	Chlitina Holding, Ltd.	448,000	2,939,956
	Chong Hong Construction Co., Ltd.	1,326,739	3,652,765
#	Chroma ATE, Inc.	1,516,705	6,989,082
	Chun YU Works & Co., Ltd.	1,435,000	833,385
	Chun Yuan Steel Industry Co., Ltd.	3,015,177	955,089
	Chung Hsin Electric & Machinery Manufacturing Corp.	3,562,500	3,012,405
#	Chung Hung Steel Corp.	10,909,926	2,834,691
	Chung Hwa Food Industrial Co., Ltd.	16,650	48,279
#	Chung Hwa Pulp Corp.	4,014,308	1,024,075
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	361,987
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	2,814,659
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	390,577	14,377,139
	Chunghwa Telecom Co., Ltd.	6,972,000	25,624,903
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	30,717
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,814,000	695,158
	Cleanaway Co., Ltd.	696,000	3,641,448
	Clevo Co.	3,912,482	4,308,508
#*	CMC Magnetics Corp.	10,741,944	2,819,163
	C-Media Electronics, Inc.	61,000	30,067
*	CoAsia Electronics Corp.	490,642	189,306
	Coland Holdings, Ltd.	65,000	45,240
	Collins Co., Ltd.	280,060	99,845
	Compal Electronics, Inc.	29,392,560	18,737,566
	Compeq Manufacturing Co., Ltd.	9,659,000	12,776,862
	Compucase Enterprise	580,000	516,682
*	Concord Securities Co., Ltd.	5,734,863	1,341,946
#	Concraft Holding Co., Ltd.	439,075	1,867,816
	Continental Holdings Corp.	3,960,250	1,465,215
	Contrel Technology Co., Ltd.	1,037,000	511,870
#	Coremax Corp.	326,545	691,492
	Coretronic Corp.	4,706,600	5,015,057
	Co-Tech Development Corp.	1,628,800	2,173,866
	Cowealth Medical Holding Co., Ltd.	171,780	177,558
#	Coxon Precise Industrial Co., Ltd.	997,000	407,239
	Creative Sensor, Inc.	960,000	589,977
#*	CSBC Corp. Taiwan	1,128,157	828,153
	CTBC Financial Holding Co., Ltd.	66,065,931	44,025,840
	CTCI Corp.	3,999,896	4,422,380
	C-Tech United Corp.	174,819	98,616
#	Cub Elecparts, Inc.	470,808	2,235,555
	CviLux Corp.	708,378	566,224
	CX Technology Co., Ltd.	338,078	166,127
	Cyberlink Corp.	49,504	190,720

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	CyberPower Systems, Inc.	295,000	$822,280
	CyberTAN Technology, Inc.	2,623,873	1,302,854
	Cypress Technology Co., Ltd.	304,100	769,879
#	DA CIN Construction Co., Ltd.	1,710,809	1,229,629
	Dadi Early-Childhood Education Group, Ltd.	178,502	1,140,659
	Dafeng TV, Ltd.	405,061	566,714
	Da-Li Development Co., Ltd.	1,337,535	1,313,998
*	Danen Technology Corp.	464,279	63,409
#	Darfon Electronics Corp.	1,699,700	2,111,444
#	Darwin Precisions Corp.	3,289,304	1,287,676
	Davicom Semiconductor, Inc.	86,392	49,715
#	Daxin Materials Corp.	334,500	950,214
	De Licacy Industrial Co., Ltd.	1,783,469	1,266,336
#	Delpha Construction Co., Ltd.	1,198,754	720,835
	Delta Electronics, Inc.	5,508,028	25,690,577
	Depo Auto Parts Ind Co., Ltd.	1,079,634	1,691,208
	Dimerco Data System Corp.	56,000	84,599
	Dimerco Express Corp.	910,000	759,141
#	D-Link Corp.	5,448,758	2,214,076
	Draytek Corp.	173,000	159,413
	Dyaco International, Inc.	43,408	54,560
	DYNACOLOR, Inc.	254,000	278,885
#*	Dynamic Electronics Co., Ltd.	1,133,583	724,804
	Dynapack International Technology Corp.	1,002,000	2,385,479
	E Ink Holdings, Inc.	5,159,000	5,319,023
	E.Sun Financial Holding Co., Ltd.	46,573,584	42,316,300
	Eastern Media International Corp.	3,163,615	1,396,390
#	Eclat Textile Co., Ltd.	1,047,518	10,457,736
	ECOVE Environment Corp.	180,000	1,268,475
*	Edimax Technology Co., Ltd.	1,549,423	452,107
	Edison Opto Corp.	1,031,000	438,414
#	Edom Technology Co., Ltd.	1,448,038	798,839
	eGalax_eMPIA Technology, Inc.	358,451	577,936
#	Egis Technology, Inc.	527,000	3,340,845
	Elan Microelectronics Corp.	1,424,026	4,574,246
*	E-Lead Electronic Co., Ltd.	350,846	185,482
	E-LIFE MALL Corp.	407,000	916,162
#	Elite Advanced Laser Corp.	839,320	1,978,437
#	Elite Material Co., Ltd.	2,235,839	9,662,864
	Elite Semiconductor Memory Technology, Inc.	1,984,390	2,709,464
*	Elitegroup Computer Systems Co., Ltd.	3,335,028	1,215,151
	eMemory Technology, Inc.	399,000	3,752,217
#	Emerging Display Technologies Corp.	861,000	539,537
	Ennoconn Corp.	434,531	2,811,683
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,136,722
*	Epileds Technologies, Inc.	362,000	232,151
#	Epistar Corp.	7,546,261	9,607,385
	Eslite Spectrum Corp. (The)	33,550	96,014
	Eson Precision Ind. Co., Ltd.	790,000	783,973
	Eternal Materials Co., Ltd.	6,015,999	5,394,162
*	Etron Technology, Inc.	1,656,000	365,970
#	Eurocharm Holdings Co., Ltd.	277,000	909,540
	Eva Airways Corp.	28,798,695	11,075,387
#*	Everest Textile Co., Ltd.	3,827,684	969,896
	Evergreen International Storage & Transport Corp.	5,673,000	2,508,712
*	Evergreen Marine Corp. Taiwan, Ltd.	22,025,920	8,153,120
	Everlight Chemical Industrial Corp.	3,887,756	1,831,926
	Everlight Electronics Co., Ltd.	3,928,570	4,260,821
*	Everspring Industry Co., Ltd.	545,000	144,483

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Excellence Opto, Inc.	141,000	$89,884
#	Excelliance Mos Corp.	147,000	482,485
#	Excelsior Medical Co., Ltd.	1,274,707	2,301,763
	EZconn Corp.	348,600	423,299
	Far Eastern Department Stores, Ltd.	10,864,000	8,398,654
	Far Eastern International Bank	25,503,999	9,076,904
	Far Eastern New Century Corp.	14,522,705	12,611,033
	Far EasTone Telecommunications Co., Ltd.	7,984,000	17,782,558
	Faraday Technology Corp.	1,044,893	1,502,198
#	Farglory F T Z Investment Holding Co., Ltd.	787,385	584,458
	Farglory Land Development Co., Ltd.	3,668,105	5,264,069
#*	Federal Corp.	3,430,938	1,882,522
	Feedback Technology Corp.	254,200	429,334
	Feng Hsin Steel Co., Ltd.	3,130,131	5,472,112
#	Feng TAY Enterprise Co., Ltd.	1,427,321	8,120,276
	Firich Enterprises Co., Ltd.	22,000	21,146
*	First Copper Technology Co., Ltd.	1,965,000	493,727
	First Financial Holding Co., Ltd.	37,521,141	27,633,303
	First Hi-Tec Enterprise Co., Ltd.	423,496	592,773
	First Hotel	1,220,293	537,913
	First Insurance Co., Ltd. (The)	2,231,640	1,055,094
#	First Steamship Co., Ltd.	5,116,194	1,757,027
	FIT Holding Co., Ltd.	953,436	421,038
#	FLEXium Interconnect, Inc.	2,130,724	7,668,454
	Flytech Technology Co., Ltd.	773,070	1,769,244
#	FocalTech Systems Co., Ltd.	1,686,174	1,811,772
	Forest Water Environment Engineering Co., Ltd.	271,277	384,829
#	Formosa Advanced Technologies Co., Ltd.	1,678,000	2,104,109
	Formosa Chemicals & Fibre Corp.	6,955,198	17,617,676
	Formosa International Hotels Corp.	455,975	2,151,308
#	Formosa Laboratories, Inc.	669,467	1,122,170
#	Formosa Oilseed Processing Co., Ltd.	335,891	438,306
#	Formosa Optical Technology Co., Ltd.	200,000	421,983
#	Formosa Petrochemical Corp.	1,464,000	4,392,460
	Formosa Plastics Corp.	6,603,770	19,383,682
#	Formosa Sumco Technology Corp.	86,000	425,677
	Formosa Taffeta Co., Ltd.	4,486,460	5,115,534
	Formosan Rubber Group, Inc.	2,646,143	1,592,000
	Formosan Union Chemical	2,595,936	1,103,286
	Fortune Electric Co., Ltd.	752,304	667,075
	Founding Construction & Development Co., Ltd.	1,440,882	754,693
	Foxconn Technology Co., Ltd.	4,068,241	7,811,396
	Foxsemicon Integrated Technology, Inc.	485,402	2,643,896
#	Froch Enterprise Co., Ltd.	2,218,384	778,965
	FSP Technology, Inc.	1,260,619	1,026,063
	Fubon Financial Holding Co., Ltd.	24,437,387	34,553,956
#	Fulgent Sun International Holding Co., Ltd.	874,226	2,832,113
	Fullerton Technology Co., Ltd.	791,670	490,753
#	Fulltech Fiber Glass Corp.	3,135,215	1,115,445
	Fwusow Industry Co., Ltd.	825,294	517,963
	G Shank Enterprise Co., Ltd.	1,362,510	928,424
*	G Tech Optoelectronics Corp.	621,955	132,486
#	Gallant Precision Machining Co., Ltd.	943,000	579,596
	Gamania Digital Entertainment Co., Ltd.	192,000	338,796
	GCS Holdings, Inc.	365,000	648,018
	GEM Services, Inc.	542,970	1,029,588
#*	Gemtek Technology Corp.	2,943,574	2,038,544
#	General Interface Solution Holding, Ltd.	2,379,000	7,557,381
	General Plastic Industrial Co., Ltd.	563,478	546,274

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Generalplus Technology, Inc.	398,000	$394,162
	Genesys Logic, Inc.	527,000	587,003
#	Genius Electronic Optical Co., Ltd.	636,576	10,231,968
	Genmont Biotech, Inc.	76,314	61,355
	Genovate Biotechnology Co., Ltd.	94,650	88,238
#*	GeoVision, Inc.	215,840	152,807
	Getac Technology Corp.	2,703,281	4,028,165
	Giant Manufacturing Co., Ltd.	1,358,363	8,006,975
#*	Giantplus Technology Co., Ltd.	2,347,000	740,890
	Gigabyte Technology Co., Ltd.	2,726,750	4,721,686
#*	Gigasolar Materials Corp.	93,820	288,361
*	Gigastorage Corp.	1,799,829	600,479
	Ginko International Co., Ltd.	329,000	1,723,913
#	Global Brands Manufacture, Ltd.	2,652,973	1,257,903
#	Global Lighting Technologies, Inc.	276,000	1,176,149
	Global Mixed Mode Technology, Inc.	500,000	2,181,653
#	Global PMX Co., Ltd.	397,000	1,857,703
#	Global Unichip Corp.	451,000	3,624,080
#	Globalwafers Co., Ltd.	1,104,779	14,060,555
	Globe Union Industrial Corp.	1,886,820	833,666
	Gloria Material Technology Corp.	5,182,885	2,796,817
*	GlycoNex, Inc.	108,000	53,123
*	Gold Circuit Electronics, Ltd.	2,583,747	2,839,577
	Golden Friends Corp.	104,400	199,547
	Goldsun Building Materials Co., Ltd.	9,575,672	4,395,270
	Good Will Instrument Co., Ltd.	205,342	164,053
#	Gourmet Master Co., Ltd.	619,102	1,988,074
	Grand Fortune Securities Co., Ltd.	1,034,000	282,922
#	Grand Ocean Retail Group, Ltd.	791,000	644,013
#*	Grand Pacific Petrochemical	9,079,000	4,548,770
	Grand Plastic Technology Corp.	124,000	948,665
	GrandTech CG Systems, Inc.	400,600	542,885
	Grape King Bio, Ltd.	795,000	5,265,180
	Great China Metal Industry	1,191,000	848,014
	Great Taipei Gas Co., Ltd.	1,540,000	1,566,733
	Great Wall Enterprise Co., Ltd.	5,502,240	7,612,710
	Greatek Electronics, Inc.	3,026,000	4,589,564
*	Green Energy Technology, Inc.	2,077,221	4,191
	GTM Holdings Corp.	1,163,550	811,601
#	Hannstar Board Corp.	3,105,147	4,124,747
#	HannStar Display Corp.	25,831,323	5,411,797
#*	HannsTouch Solution, Inc.	5,115,862	1,897,391
	Hanpin Electron Co., Ltd.	450,000	430,860
	Harvatek Corp.	1,150,839	459,953
	Hey Song Corp.	1,998,500	2,169,784
	Hi-Clearance, Inc.	119,978	421,779
	Highlight Tech Corp.	442,000	362,169
	Highwealth Construction Corp.	5,018,130	7,322,500
	HIM International Music, Inc.	167,200	632,799
	Hiroca Holdings, Ltd.	556,221	1,036,576
	Hitron Technology, Inc.	1,070,997	714,863
	Hiwin Technologies Corp.	836,746	7,981,037
	Ho Tung Chemical Corp.	7,713,828	1,915,386
	Hocheng Corp.	2,637,300	655,992
	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	23,682
	Holiday Entertainment Co., Ltd.	524,400	1,115,354
#	Holtek Semiconductor, Inc.	1,416,000	3,143,701
#	Holy Stone Enterprise Co., Ltd.	816,675	3,373,558
	Hon Hai Precision Industry Co., Ltd.	28,840,403	74,118,867

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co., Ltd., GDR	12,847	$66,419
	Hong Pu Real Estate Development Co., Ltd.	2,185,554	1,605,036
	Hong TAI Electric Industrial	2,304,000	813,547
	Hong YI Fiber Industry Co.	1,443,680	837,436
*	Horizon Securities Co., Ltd.	4,081,000	816,447
#	Hota Industrial Manufacturing Co., Ltd.	1,530,762	4,809,915
	Hotai Motor Co., Ltd.	1,095,000	20,217,124
	Hotron Precision Electronic Industrial Co., Ltd.	470,259	648,447
	Howarm United Industries Co.	115,310	0
#	Hsin Kuang Steel Co., Ltd.	1,154,783	921,828
	Hsin Yung Chien Co., Ltd.	258,555	692,515
#	Hsing TA Cement Co.	496,222	292,754
#	HTC Corp.	2,951,619	2,947,582
	Hu Lane Associate, Inc.	466,688	1,118,741
*	HUA ENG Wire & Cable Co., Ltd.	3,977,000	1,290,754
	Hua Nan Financial Holdings Co., Ltd.	25,115,624	16,314,645
	Huaku Development Co., Ltd.	1,682,400	5,118,790
#	Huang Hsiang Construction Corp.	1,114,735	1,250,186
	Hung Ching Development & Construction Co., Ltd.	1,248,000	849,317
#	Hung Sheng Construction, Ltd.	4,762,504	2,822,297
	Huxen Corp.	239,072	421,545
*	Hwa Fong Rubber Industrial Co., Ltd.	2,393,112	973,790
	Hwacom Systems, Inc.	113,000	54,343
	Ibase Technology, Inc.	794,345	1,011,374
	IBF Financial Holdings Co., Ltd.	18,442,172	6,757,337
	Ichia Technologies, Inc.	2,386,255	1,071,325
*	I-Chiun Precision Industry Co., Ltd.	1,749,211	438,300
*	Ideal Bike Corp.	268,319	43,263
	IEI Integration Corp.	637,173	749,891
	Infortrend Technology, Inc.	1,831,866	719,701
#	Info-Tek Corp.	475,000	286,186
#	Innodisk Corp.	539,335	3,350,959
#	Innolux Corp.	41,553,151	9,025,515
	Inpaq Technology Co., Ltd.	394,550	417,244
	Intai Technology Corp.	225,000	934,215
*	Integrated Service Technology, Inc.	685,669	1,037,242
	IntelliEPI, Inc.	50,000	83,917
#	International CSRC Investment Holdings Co.	7,807,083	5,502,943
#	International Games System Co., Ltd.	507,000	9,441,401
	Inventec Corp.	15,734,276	12,362,801
	Iron Force Industrial Co., Ltd.	323,682	993,883
	I-Sheng Electric Wire & Cable Co., Ltd.	693,000	1,018,669
	ITE Technology, Inc.	1,189,646	1,869,916
#	ITEQ Corp.	2,002,608	9,666,561
	J Touch Corp.	22,100	0
	Jarllytec Co., Ltd.	403,828	952,271
#	Jentech Precision Industrial Co., Ltd.	473,156	3,425,331
	Jess-Link Products Co., Ltd.	540,450	565,118
#	Jih Lin Technology Co., Ltd.	265,000	399,598
	Jih Sun Financial Holdings Co., Ltd.	14,222,596	4,491,398
	Jinan Acetate Chemical Co., Ltd.	4,400	16,454
#	Jinli Group Holdings, Ltd.	1,462,681	366,988
	JMC Electronics Co., Ltd.	93,000	174,122
#	Jourdeness Group, Ltd.	339,000	928,273
#	K Laser Technology, Inc.	1,088,459	516,585
	Kaimei Electronic Corp.	703,307	802,543
#	Kaori Heat Treatment Co., Ltd.	633,321	1,350,612
#	Kaulin Manufacturing Co., Ltd.	1,410,684	604,455
#	Kayee International Group Co., Ltd.	39,000	220,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co., Ltd.	4,212,101	$1,377,658
#	Kenda Rubber Industrial Co., Ltd.	3,385,304	3,007,925
#	Kenmec Mechanical Engineering Co., Ltd.	1,465,000	750,663
	Kerry TJ Logistics Co., Ltd.	1,352,000	1,854,959
#*	Key Ware Electronics Co., Ltd.	232,709	81,393
	Kindom Development Co., Ltd.	2,901,000	2,536,340
	King Chou Marine Technology Co., Ltd.	700,800	714,496
	King Slide Works Co., Ltd.	322,450	3,353,365
#	King Yuan Electronics Co., Ltd.	12,191,032	14,613,156
#	Kingpak Technology, Inc.	368,611	1,763,494
	King’s Town Bank Co., Ltd.	7,727,653	8,260,126
*	King’s Town Construction Co., Ltd.	916,690	1,041,629
	Kinik Co.	787,000	1,548,389
*	Kinko Optical Co., Ltd.	629,772	483,130
#	Kinpo Electronics	11,248,892	4,879,096
	Kinsus Interconnect Technology Corp.	2,265,476	3,962,939
	KMC Kuei Meng International, Inc.	588,951	1,692,766
#	KNH Enterprise Co., Ltd.	719,150	741,310
	KS Terminals, Inc.	873,290	1,115,884
	Kung Long Batteries Industrial Co., Ltd.	565,000	2,750,889
#*	Kung Sing Engineering Corp.	3,722,578	1,136,425
	Kuo Toong International Co., Ltd.	2,075,735	1,199,300
	Kuoyang Construction Co., Ltd.	3,919,418	3,377,333
	Kwong Fong Industries Corp.	814,733	295,467
	Kwong Lung Enterprise Co., Ltd.	628,000	862,066
	KYE Systems Corp.	2,141,107	579,282
	L&K Engineering Co., Ltd.	1,521,000	1,300,645
	La Kaffa International Co., Ltd.	168,947	843,211
*	LAN FA Textile	1,651,412	381,922
#	Land Mark Optoelectronics Corp.	416,600	3,888,691
#	Lanner Electronics, Inc.	628,705	1,229,841
	Largan Precision Co., Ltd.	331,234	45,151,677
	Laser Tek Taiwan Co., Ltd.	653,144	487,126
#	Laster Tech Corp., Ltd.	406,163	335,046
	Leader Electronics, Inc.	324,886	70,043
	Lealea Enterprise Co., Ltd.	7,963,965	1,900,191
	Ledlink Optics, Inc.	598,858	471,698
#	LEE CHI Enterprises Co., Ltd.	1,764,000	438,938
#	Lelon Electronics Corp.	480,765	646,218
#	Lemtech Holdings Co., Ltd.	201,973	543,979
*	Leofoo Development Co., Ltd.	1,151,010	423,668
*	LES Enphants Co., Ltd.	1,524,239	313,730
#	Lextar Electronics Corp.	2,607,000	1,525,017
	Li Cheng Enterprise Co., Ltd.	895,889	961,618
	Li Peng Enterprise Co., Ltd.	6,993,060	1,429,324
#	Lian HWA Food Corp.	427,411	590,548
	Lida Holdings, Ltd.	532,000	570,479
	Lien Hwa Industrial Holdings Corp.	4,398,942	6,336,667
	Lifestyle Global Enterprise, Inc.	120,000	260,385
	Lingsen Precision Industries, Ltd.	2,901,490	964,145
#	Lion Travel Service Co., Ltd.	249,000	593,130
	Lite-On Semiconductor Corp.	2,417,887	3,349,651
	Lite-On Technology Corp.	15,308,419	23,788,502
	Long Bon International Co., Ltd.	2,533,276	1,205,381
#	Long Da Construction & Development Corp.	354,000	171,116
	Longchen Paper & Packaging Co., Ltd.	6,955,880	3,098,306
#	Longwell Co.	788,000	1,638,749
	Lotes Co., Ltd.	548,062	6,100,375
	Lu Hai Holding Corp.	355,729	458,413

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Lucky Cement Corp.	1,446,000	$364,024
	Lumax International Corp., Ltd.	533,126	1,157,789
	Lung Yen Life Service Corp.	823,000	1,543,764
#*	LuxNet Corp.	594,952	378,719
	Macauto Industrial Co., Ltd.	532,000	1,218,518
#	Machvision, Inc.	245,000	2,742,153
#	Macroblock, Inc.	249,790	775,781
#	Macronix International	11,077,837	13,216,628
#	Makalot Industrial Co., Ltd.	1,684,636	7,173,025
	Marketech International Corp.	17,000	41,980
	Materials Analysis Technology, Inc.	428,932	1,082,073
	Mayer Steel Pipe Corp.	1,098,905	653,719
	Maywufa Co., Ltd.	178,462	78,002
	MediaTek, Inc.	2,209,823	30,514,179
	Mega Financial Holding Co., Ltd.	17,026,220	17,127,168
	Meiloon Industrial Co.	686,889	484,251
	Mercuries & Associates Holding, Ltd.	3,946,433	2,900,242
#*	Mercuries Life Insurance Co., Ltd.	10,381,763	3,335,419
#	Merida Industry Co., Ltd.	637,588	3,256,123
#	Merry Electronics Co., Ltd.	1,243,384	5,803,918
*	Microbio Co., Ltd.	2,870,358	1,868,549
	Microelectronics Technology, Inc.	150,772	106,464
	Micro-Star International Co., Ltd.	2,770,465	8,593,834
	Mildef Crete, Inc.	334,000	527,748
#*	MIN AIK Technology Co., Ltd.	1,007,249	425,096
	Mirle Automation Corp.	1,640,512	1,837,834
#	Mitac Holdings Corp.	6,212,978	6,317,804
	MJ International Co., Ltd.	24,000	54,048
#	Mobiletron Electronics Co., Ltd.	600,960	542,215
	momo.com, Inc.	218,000	3,515,609
#	Mosel Vitelic, Inc.	242,129	197,795
*	Motech Industries, Inc.	4,243,003	768,638
	MPI Corp.	499,000	1,100,966
	Nak Sealing Technologies Corp.	378,549	843,632
	Namchow Holdings Co., Ltd.	1,760,000	2,670,473
	Nan Kang Rubber Tire Co., Ltd.	2,991,197	4,004,725
#	Nan Liu Enterprise Co., Ltd.	264,000	1,922,511
#	Nan Ren Lake Leisure Amusement Co., Ltd.	743,000	220,703
	Nan Ya Plastics Corp.	9,115,584	20,165,998
#	Nan Ya Printed Circuit Board Corp.	1,476,211	3,496,205
	Nang Kuang Pharmaceutical Co., Ltd.	267,000	403,191
	Nantex Industry Co., Ltd.	2,667,363	2,701,433
	Nanya Technology Corp.	4,710,751	10,112,011
	National Petroleum Co., Ltd.	651,000	957,388
	Netronix, Inc.	247,000	279,458
*	New Asia Construction & Development Corp.	572,557	90,104
	New Best Wire Industrial Co., Ltd.	110,200	90,436
	New Era Electronics Co., Ltd.	445,000	219,675
	Nexcom International Co., Ltd.	644,267	481,931
#	Nichidenbo Corp.	1,336,552	2,180,493
	Nien Hsing Textile Co., Ltd.	1,137,656	607,311
#	Nien Made Enterprise Co., Ltd.	1,014,000	7,780,575
	Niko Semiconductor Co., Ltd.	121,000	148,810
#	Nishoku Technology, Inc.	258,800	514,675
	Nova Technology Corp.	64,000	324,753
#	Novatek Microelectronics Corp.	2,452,000	15,248,885
#	Nuvoton Technology Corp.	837,892	1,052,122
*	O-Bank Co., Ltd.	2,305,000	561,032
#*	Ocean Plastics Co., Ltd.	811,000	813,471

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	On-Bright Electronics, Inc.	255,800	$1,954,478
#	OptoTech Corp.	2,943,537	2,111,956
	Orient Europharma Co., Ltd.	316,000	455,679
*	Orient Semiconductor Electronics, Ltd.	3,895,637	1,595,519
	Oriental Union Chemical Corp.	5,982,819	3,375,892
	O-TA Precision Industry Co., Ltd.	388,683	553,296
	Pacific Construction Co.	1,133,276	345,195
	Pacific Hospital Supply Co., Ltd.	413,000	1,101,503
#	Paiho Shih Holdings Corp.	902,656	932,892
	Pan Jit International, Inc.	1,792,074	1,458,602
	Pan-International Industrial Corp.	3,782,854	2,398,851
	Panion & BF Biotech, Inc.	40,000	160,159
#	Parade Technologies, Ltd.	358,805	8,818,583
*	Paragon Technologies Co., Ltd.	258,626	250,095
	Parpro Corp.	61,000	55,240
#	PCL Technologies, Inc.	369,067	1,377,558
	P-Duke Technology Co., Ltd.	432,410	1,013,506
	Pegatron Corp.	11,413,293	25,039,702
	Pharmally International Holding Co., Ltd.	422,490	2,300,915
*	Phihong Technology Co., Ltd.	2,890,101	707,980
	Phison Electronics Corp.	804,000	7,629,610
#	Phoenix Tours International, Inc.	270,035	289,789
	Pixart Imaging, Inc.	645,000	3,775,295
	Planet Technology Corp.	181,000	377,691
	Plastron Precision Co., Ltd.	375,491	186,562
#	Plotech Co., Ltd.	684,000	421,238
#	Polytronics Technology Corp.	379,408	778,080
	Posiflex Technology, Inc.	222,939	681,902
	Pou Chen Corp.	15,478,005	14,575,545
#	Power Wind Health Industry, Inc.	162,645	911,168
	Powertech Technology, Inc.	6,182,580	20,674,923
	Poya International Co., Ltd.	304,515	5,089,404
	President Chain Store Corp.	2,293,728	23,718,816
	President Securities Corp.	9,084,144	4,082,061
	Primax Electronics, Ltd.	3,802,000	5,945,626
	Prince Housing & Development Corp.	11,243,141	3,808,795
*	Princeton Technology Corp.	907,000	192,516
	Pro Hawk Corp.	65,000	327,318
	Prodisc Technology, Inc.	603,000	0
	Promate Electronic Co., Ltd.	1,014,000	1,126,189
*	Promise Technology, Inc.	1,275,538	215,498
#	Prosperity Dielectrics Co., Ltd.	856,687	1,695,860
	P-Two Industries, Inc.	78,000	53,292
	Qisda Corp.	13,828,525	7,796,763
	QST International Corp.	497,000	765,454
	Qualipoly Chemical Corp.	854,893	749,431
#	Quang Viet Enterprise Co., Ltd.	180,000	759,732
	Quanta Computer, Inc.	10,000,436	21,607,612
	Quanta Storage, Inc.	1,051,000	1,226,001
	Quintain Steel Co., Ltd.	2,954,215	632,750
	Radiant Opto-Electronics Corp.	4,517,692	14,827,055
	Radium Life Tech Co., Ltd.	7,445,858	2,623,550
	Rafael Microelectronics, Inc.	131,000	550,529
	Realtek Semiconductor Corp.	2,030,861	17,390,924
	Rechi Precision Co., Ltd.	3,149,292	1,802,808
#	Rexon Industrial Corp., Ltd.	279,559	671,657
	Rich Development Co., Ltd.	5,493,769	1,713,233
#	RichWave Technology Corp.	285,100	1,699,564
*	Right WAY Industrial Co., Ltd.	295,767	127,914

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	9,790,382	$1,640,439
#*	Roo Hsing Co., Ltd.	4,306,000	1,334,399
*	Rotam Global Agrosciences, Ltd.	492,217	239,270
	Ruentex Development Co., Ltd.	3,679,827	5,476,727
	Ruentex Engineering & Construction Co.	274,000	565,046
#	Ruentex Industries, Ltd.	2,808,294	6,431,792
	Run Long Construction Co., Ltd.	272,352	539,714
*	Sagittarius Life Science Corp.	84,744	106,135
#	Samebest Co., Ltd.	241,160	533,157
	Sampo Corp.	3,072,895	1,982,144
#	San Fang Chemical Industry Co., Ltd.	1,378,659	1,093,988
	San Far Property, Ltd.	1,022,204	565,985
	San Shing Fastech Corp.	856,622	1,335,176
	Sanitar Co., Ltd.	307,000	302,456
	Sanyang Motor Co., Ltd.	3,945,802	2,610,641
#	SCI Pharmtech, Inc.	335,312	1,499,652
#	Scientech Corp.	339,000	534,564
	SDI Corp.	1,101,000	1,775,582
	Sea Sonic Electronics Co., Ltd.	186,000	257,438
	Senao International Co., Ltd.	496,547	484,327
	Senao Networks, Inc.	178,000	634,220
	Sercomm Corp.	1,620,000	4,048,119
#	Sesoda Corp.	1,751,176	1,425,509
	Shan-Loong Transportation Co., Ltd.	629,247	621,702
#	Sharehope Medicine Co., Ltd.	377,225	582,579
	Sheng Yu Steel Co., Ltd.	1,204,000	652,905
	ShenMao Technology, Inc.	701,450	455,723
#	Shieh Yih Machinery Industry Co., Ltd.	412,000	150,032
	Shih Her Technologies, Inc.	428,000	556,361
*	Shih Wei Navigation Co., Ltd.	1,901,641	372,777
	Shihlin Electric & Engineering Corp.	1,640,787	2,326,102
	Shin Hai Gas Corp.	8,242	11,508
#	Shin Kong Financial Holding Co., Ltd.	38,602,672	10,989,684
	Shin Shin Natural Gas Co.	9,480	10,969
	Shin Zu Shing Co., Ltd.	1,061,245	4,656,784
#*	Shinih Enterprise Co., Ltd.	119,000	89,903
*	Shining Building Business Co., Ltd.	3,695,622	1,118,489
	Shinkong Insurance Co., Ltd.	2,150,784	2,656,340
	Shinkong Synthetic Fibers Corp.	12,404,844	4,555,029
	Shinkong Textile Co., Ltd.	869,169	1,196,563
	Shiny Chemical Industrial Co., Ltd.	559,717	1,783,436
#	ShunSin Technology Holding, Ltd.	181,000	688,812
*	Shuttle, Inc.	2,082,000	703,283
	Sigurd Microelectronics Corp.	4,700,523	5,723,480
	Silergy Corp.	130,000	5,164,684
#*	Silicon Integrated Systems Corp.	3,745,817	1,440,458
	Silitech Technology Corp.	69,521	66,482
	Simplo Technology Co., Ltd.	773,880	8,037,198
	Sinbon Electronics Co., Ltd.	1,892,849	9,213,612
	Sincere Navigation Corp.	3,498,741	1,729,995
	Single Well Industrial Corp.	257,351	149,214
	Sinher Technology, Inc.	508,000	667,030
	Sinmag Equipment Corp.	363,519	1,152,245
	Sino-American Silicon Products, Inc.	4,018,000	11,868,308
#	Sinon Corp.	3,568,740	2,254,186
	SinoPac Financial Holdings Co., Ltd.	33,214,497	13,518,774
#	Sinopower Semiconductor, Inc.	127,000	367,269
#	Sinphar Pharmaceutical Co., Ltd.	913,507	596,387
	Sinyi Realty Co.	1,805,314	1,598,730

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sirtec International Co., Ltd.	924,000	$890,270
	Sitronix Technology Corp.	774,774	3,766,911
	Siward Crystal Technology Co., Ltd.	1,395,705	936,487
	Soft-World International Corp.	496,000	1,386,938
*	Solar Applied Materials Technology Co.	2,800,639	1,813,395
	Solomon Technology Corp.	920,000	583,211
	Solteam, Inc.	617,930	501,361
	Song Shang Electronics Co., Ltd.	175,240	66,180
#	Sonix Technology Co., Ltd.	911,000	1,401,688
	Southeast Cement Co., Ltd.	1,181,000	636,017
#*	Speed Tech Corp.	298,000	682,661
	Spirox Corp.	452,745	426,512
	Sporton International, Inc.	461,479	3,045,072
#	St Shine Optical Co., Ltd.	412,000	4,803,944
#	Standard Chemical & Pharmaceutical Co., Ltd.	573,040	746,879
	Standard Foods Corp.	2,124,734	4,788,821
	Stark Technology, Inc.	642,520	1,305,585
	Sun Race Sturmey-Archer, Inc.	26,550	16,823
*	Sunko INK Co., Ltd.	328,000	111,123
#	Sunny Friend Environmental Technology Co., Ltd.	554,000	4,793,486
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,663,001	2,170,376
	Sunplus Technology Co., Ltd.	5,086,153	1,796,519
#	Sunrex Technology Corp.	971,145	1,076,302
	Sunspring Metal Corp.	1,087,000	781,794
	Supreme Electronics Co., Ltd.	2,218,857	2,492,042
#	Swancor Holding Co., Ltd.	465,061	1,126,250
	Sweeten Real Estate Development Co., Ltd.	1,052,179	714,665
#	Symtek Automation Asia Co., Ltd.	418,257	836,634
	Syncmold Enterprise Corp.	1,088,000	2,842,777
	Synmosa Biopharma Corp.	103,672	79,149
	Synnex Technology International Corp.	4,786,732	6,388,334
#	Sysage Technology Co., Ltd.	704,756	834,291
*	Sysgration	493,806	385,496
	Systex Corp.	930,293	2,529,653
	T3EX Global Holdings Corp.	837,000	613,307
#	TA Chen Stainless Pipe	7,246,348	6,437,798
	Ta Liang Technology Co., Ltd.	336,000	456,820
	Ta Ya Electric Wire & Cable	4,824,900	1,585,451
	Ta Yih Industrial Co., Ltd.	313,000	606,575
#	Tah Hsin Industrial Corp.	456,300	750,659
	TAI Roun Products Co., Ltd.	141,000	50,124
	TA-I Technology Co., Ltd.	355,834	948,262
*	Tai Tung Communication Co., Ltd.	599,353	327,676
	Taichung Commercial Bank Co., Ltd.	23,745,491	9,095,369
#	TaiDoc Technology Corp.	304,532	1,940,506
	Taiflex Scientific Co., Ltd.	1,357,460	2,109,908
#	Taimide Tech, Inc.	692,940	855,535
#	Tainan Enterprises Co., Ltd.	817,289	568,165
#	Tainan Spinning Co., Ltd.	10,880,791	3,332,506
*	Tainergy Tech Co., Ltd.	892,780	446,382
	Tainet Communication System Corp.	32,000	53,371
#	Tai-Saw Technology Co., Ltd.	309,960	220,665
	Taishin Financial Holding Co., Ltd.	44,104,434	18,759,046
	Taisun Enterprise Co., Ltd.	939,775	738,936
	Taita Chemical Co., Ltd.	1,800,601	592,793
	Taiwan Business Bank	22,641,622	8,201,899
#	Taiwan Cement Corp.	25,040,947	36,128,458
	Taiwan Chinsan Electronic Industrial Co., Ltd.	741,448	791,175
	Taiwan Cogeneration Corp.	2,015,657	2,225,164

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cooperative Financial Holding Co., Ltd.	26,824,881	$18,013,255
	Taiwan FamilyMart Co., Ltd.	170,000	1,264,000
	Taiwan Fertilizer Co., Ltd.	4,258,000	6,562,193
	Taiwan Fire & Marine Insurance Co., Ltd.	1,397,880	927,917
	Taiwan FU Hsing Industrial Co., Ltd.	1,256,000	1,682,651
	Taiwan Glass Industry Corp.	8,383,904	2,520,858
	Taiwan High Speed Rail Corp.	7,739,000	8,838,767
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,931,545	5,340,691
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,586,000	947,779
	Taiwan Kolin Co., Ltd.	508,000	0
#*	Taiwan Land Development Corp.	7,767,009	1,799,328
	Taiwan Line Tek Electronic	528,071	461,263
	Taiwan Mobile Co., Ltd.	5,708,900	20,569,789
	Taiwan Navigation Co., Ltd.	1,685,720	906,410
	Taiwan Paiho, Ltd.	2,583,152	5,920,483
#	Taiwan PCB Techvest Co., Ltd.	2,362,816	2,663,332
*	Taiwan Prosperity Chemical Corp.	20,000	5,872
	Taiwan Pulp & Paper Corp.	2,137,260	1,479,596
	Taiwan Sakura Corp.	1,281,243	2,026,595
	Taiwan Sanyo Electric Co., Ltd.	403,650	413,326
	Taiwan Secom Co., Ltd.	1,631,405	4,825,462
	Taiwan Semiconductor Co., Ltd.	2,367,000	3,024,307
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,390,486	445,786,521
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	418,034,746
	Taiwan Shin Kong Security Co., Ltd.	1,466,561	1,784,086
#	Taiwan Styrene Monomer	3,623,404	2,049,035
#	Taiwan Surface Mounting Technology Corp.	2,411,674	7,234,065
	Taiwan Taxi Co., Ltd.	136,710	348,369
	Taiwan TEA Corp.	7,852,896	3,759,822
	Taiwan Union Technology Corp.	1,845,000	8,317,880
	Taiyen Biotech Co., Ltd.	881,910	920,730
#*	Tatung Co., Ltd.	6,515,588	4,681,769
	Tayih Lun An Co., Ltd.	45,000	25,691
#	TCI Co., Ltd.	756,282	5,777,383
	Te Chang Construction Co., Ltd.	440,980	431,382
	Teco Electric and Machinery Co., Ltd.	10,216,000	9,192,922
	Tehmag Foods Corp.	88,600	630,167
	Ten Ren Tea Co., Ltd.	171,170	207,005
	Tera Autotech Corp.	23,000	17,297
	Test Research, Inc.	1,075,370	1,862,468
	Test-Rite International Co., Ltd.	2,247,166	1,447,734
*	Tex-Ray Industrial Co., Ltd.	1,129,000	407,372
	Thinking Electronic Industrial Co., Ltd.	509,058	1,430,630
#	Thye Ming Industrial Co., Ltd.	978,992	1,003,593
#	Ton Yi Industrial Corp.	6,454,300	1,981,967
#	Tong Hsing Electronic Industries, Ltd.	987,534	4,007,775
	Tong Yang Industry Co., Ltd.	3,810,341	4,553,991
	Tong-Tai Machine & Tool Co., Ltd.	2,075,804	920,758
	TOPBI International Holdings, Ltd.	1,004,309	2,351,668
	Topco Scientific Co., Ltd.	1,166,050	4,008,525
	Topco Technologies Corp.	287,468	633,773
	Topkey Corp.	61,000	226,387
#	Topoint Technology Co., Ltd.	1,183,993	770,747
	Toung Loong Textile Manufacturing	742,000	671,144
#*	TPK Holding Co., Ltd.	3,290,000	4,602,445
	Trade-Van Information Services Co.	344,000	487,223
	Transcend Information, Inc.	884,870	2,089,760
#	Tripod Technology Corp.	3,521,660	12,443,425
*	TrueLight Corp.	25,600	28,673

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tsang Yow Industrial Co., Ltd.	779,000	$389,032
	Tsann Kuen Enterprise Co., Ltd.	804,441	429,909
	TSC Auto ID Technology Co., Ltd.	216,570	1,467,861
*	TSEC Corp.	2,862,945	532,443
	TSRC Corp.	4,597,154	2,496,627
#	Ttet Union Corp.	263,000	1,040,217
#	TTFB Co., Ltd.	95,000	724,730
	TTY Biopharm Co., Ltd.	1,455,991	3,454,551
	Tung Ho Steel Enterprise Corp.	8,436,645	6,514,012
#*	Tung Thih Electronic Co., Ltd.	283,848	452,462
#	TURVO International Co., Ltd.	327,515	646,348
	TXC Corp.	1,814,762	3,911,481
	TYC Brother Industrial Co., Ltd.	2,199,333	1,773,870
*	Tycoons Group Enterprise	4,061,353	563,059
#	Tyntek Corp.	1,934,413	825,133
	UDE Corp.	650,000	443,109
	Ultra Chip, Inc.	384,000	279,085
	U-Ming Marine Transport Corp.	4,056,200	4,010,933
#	Unimicron Technology Corp.	7,354,563	10,416,427
*	Union Bank Of Taiwan	8,814,674	3,154,926
#	Union Insurance Co., Ltd.	570,895	378,856
	Uni-President Enterprises Corp.	20,328,734	47,333,142
	Unitech Computer Co., Ltd.	638,365	497,464
	Unitech Printed Circuit Board Corp.	6,000,839	4,521,894
#	United Integrated Services Co., Ltd.	1,420,640	8,968,543
#	United Microelectronics Corp.	65,606,441	33,942,478
	United Orthopedic Corp.	624,468	694,553
#	United Radiant Technology	858,000	372,651
*	United Renewable Energy Co., Ltd.	23,992,313	4,208,257
*	Unity Opto Technology Co., Ltd.	3,736,276	517,662
	Univacco Technology, Inc.	52,000	41,388
	Universal Cement Corp.	3,306,790	1,948,656
#	Universal Microwave Technology, Inc.	370,643	923,057
#*	Unizyx Holding Corp.	1,966,496	1,032,844
	UPC Technology Corp.	9,080,684	3,040,146
#	Userjoy Technology Co., Ltd.	261,380	832,439
	USI Corp.	8,477,226	3,525,588
*	Usun Technology Co., Ltd.	283,100	208,254
#	Utechzone Co., Ltd.	347,000	568,520
	Vanguard International Semiconductor Corp.	4,225,000	9,802,074
	Ve Wong Corp.	704,524	656,139
#	VHQ Media Holdings, Ltd.	232,000	676,449
#	Victory New Materials, Ltd. Co.	1,453,500	490,219
	Visual Photonics Epitaxy Co., Ltd.	985,224	2,895,911
	Vivotek, Inc.	176,504	423,830
	Voltronic Power Technology Corp.	332,717	7,898,161
#	Wafer Works Corp.	2,633,909	2,861,091
	Waffer Technology Corp.	744,000	273,014
	Wah Hong Industrial Corp.	364,280	288,151
	Wah Lee Industrial Corp.	1,591,000	2,891,752
#	Walsin Lihwa Corp.	20,448,307	8,972,148
#	Walsin Technology Corp.	2,256,496	15,980,865
	Walton Advanced Engineering, Inc.	2,306,662	806,900
	Wan Hai Lines, Ltd.	5,509,026	3,104,825
	WAN HWA Enterprise Co.	428,452	169,246
#	Wei Chuan Foods Corp.	1,372,000	1,000,217
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,600,979	1,300,670
#	Well Shin Technology Co., Ltd.	855,443	1,282,787

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Weltrend Semiconductor	85,000	$75,642
*	Wha Yu Industrial Co., Ltd.	322,000	149,750
	Wholetech System Hitech, Ltd.	254,000	229,909
#	Win Semiconductors Corp.	995,248	8,897,087
	Winbond Electronics Corp.	21,035,188	9,760,876
	Winmate, Inc.	127,000	223,908
	Winstek Semiconductor Co., Ltd.	555,000	443,813
*	Wintek Corp.	6,349,135	73,256
	Wisdom Marine Lines Co., Ltd.	3,142,595	2,642,976
	Wistron Corp.	19,400,169	18,192,344
	Wistron NeWeb Corp.	2,041,515	4,249,304
	Wowprime Corp.	709,000	1,595,198
	WPG Holdings, Ltd.	9,890,957	12,884,724
	WT Microelectronics Co., Ltd.	2,242,789	2,886,759
#	WUS Printed Circuit Co., Ltd.	1,447,230	1,474,358
	XAC Automation Corp.	212,000	178,550
	XPEC Entertainment, Inc.	63,985	5,336
	Xxentria Technology Materials Corp.	814,736	1,481,606
#	Yageo Corp.	1,576,227	20,393,757
*	Yang Ming Marine Transport Corp.	13,127,491	2,973,400
	YC INOX Co., Ltd.	2,755,560	2,200,590
	YCC Parts Manufacturing Co., Ltd.	51,000	69,868
	Yea Shin International Development Co., Ltd.	1,611,715	808,601
#	Yem Chio Co., Ltd.	4,249,762	1,579,227
#*	Yeong Guan Energy Technology Group Co., Ltd.	685,774	1,414,618
	YFC-Boneagle Electric Co., Ltd.	935,000	567,077
	YFY, Inc.	13,441,997	5,748,145
	Yi Jinn Industrial Co., Ltd.	2,199,096	866,676
	Yieh Phui Enterprise Co., Ltd.	12,370,342	3,695,019
	Yonyu Plastics Co., Ltd.	691,050	761,791
#	Young Fast Optoelectronics Co., Ltd.	1,113,137	723,193
	Young Optics, Inc.	18,000	35,677
	Youngtek Electronics Corp.	1,040,569	1,759,407
	Yuanta Financial Holding Co., Ltd.	43,985,301	25,070,694
	Yuanta Futures Co., Ltd.	48,000	86,638
	Yulon Finance Corp.	1,459,200	4,899,458
#	Yulon Motor Co., Ltd.	8,361,715	4,842,379
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	887,771
	Yungshin Construction & Development Co., Ltd.	510,200	533,570
	YungShin Global Holding Corp.	1,187,400	1,771,544
	Zeng Hsing Industrial Co., Ltd.	470,974	2,056,844
	Zenitron Corp.	1,724,000	1,079,503
	Zero One Technology Co., Ltd.	768,000	850,993
	Zhen Ding Technology Holding, Ltd.	3,363,150	12,068,050
#	Zig Sheng Industrial Co., Ltd.	5,782,638	1,484,037
#	Zinwell Corp.	2,546,979	1,355,034
	Zippy Technology Corp.	756,028	908,061
#	ZongTai Real Estate Development Co., Ltd.	783,625	849,294

TOTAL TAIWAN			3,835,902,394

THAILAND — (2.6%)
	AAPICO Hitech PCL	160,600	45,418
	AAPICO Hitech PCL	867,080	245,210
	Advanced Info Service PCL	3,970,609	24,298,581
	Advanced Information Technology PCL, Class F	695,100	384,555
	AEON Thana Sinsap Thailand PCL	442,400	1,798,041
	AEON Thana Sinsap Thailand PCL	11,200	45,520
	After You PCL	589,300	161,190
	Airports of Thailand PCL	12,365,700	23,791,217

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AJ Plast PCL	1,560,500	$458,190
	Allianz Ayudhya Capital PCL	136,500	153,987
	AMA Marine PCL	544,500	64,960
	Amata Corp. PCL	3,403,000	1,346,265
	Ananda Development PCL	15,157,400	772,978
	AP Thailand PCL	15,864,136	2,476,090
*	Asia Aviation PCL	17,245,400	996,721
	Asia Green Energy PCL	2,122,800	43,958
	Asia Plus Group Holdings PCL	13,410,000	712,879
	Asia Plus Group Holdings PCL	468,800	24,922
	Asia Sermkij Leasing PCL	1,158,900	594,583
	Asian Insulators PCL	9,576,560	343,341
	Asian Sea Corp. PCL	335,100	46,399
	B Grimm Power PCL	2,900,500	4,011,664
	Bangchak Corp. PCL	5,955,500	3,405,247
	Bangkok Airways PCL	6,657,900	1,214,082
	Bangkok Aviation Fuel Services PCL	2,061,442	1,503,633
	Bangkok Bank PCL	672,700	2,162,287
	Bangkok Bank PCL	83,200	267,433
	Bangkok Chain Hospital PCL	9,357,750	3,962,330
	Bangkok Dusit Medical Services PCL, Class F	15,506,500	9,968,635
	Bangkok Expressway & Metro PCL	34,066,955	9,950,015
	Bangkok Insurance PCL	23,140	169,500
	Bangkok Land PCL	134,836,404	4,459,124
	Bangkok Life Assurance PCL	3,468,040	1,661,401
*	Bangkok Ranch PCL	6,134,500	401,951
	Bank of Ayudhya PCL	29,100	19,427
	Banpu PCL	18,963,710	3,428,765
	Banpu Power PCL	2,313,500	1,115,457
	Beauty Community PCL	22,044,000	1,233,183
*	BEC World PCL	14,315,500	2,194,557
	Berli Jucker PCL	3,172,550	3,946,689
	Better World Green PCL	9,686,900	119,758
	BJC Heavy Industries PCL, Class F	19,300	895
	BTS Group Holdings PCL	8,948,300	3,180,512
	Bumrungrad Hospital PCL	2,162,800	7,854,397
	Buriram Sugar PCL	1,876,960	194,918
	Cal-Comp Electronics Thailand PCL, Class F	19,991,928	895,945
	Carabao Group PCL, Class F	1,021,900	2,495,135
	Central Pattana PCL	7,024,600	10,638,399
	Central Plaza Hotel PCL	4,564,200	3,047,032
*	Central Retail Corp. PCL	528,517	604,392
	CH Karnchang PCL	4,513,867	2,385,632
	Charoen Pokphand Foods PCL	20,894,100	17,435,967
	Charoong Thai Wire & Cable PCL, Class F	1,044,500	163,027
	Chularat Hospital PCL, Class F	29,096,900	2,212,282
	CIMB Thai Bank PCL	1,623,900	29,110
	COL PCL	406,700	179,750
	Com7 PCL, Class F	4,915,700	3,266,498
	Communication & System Solution PCL	1,612,000	54,306
*	Country Group Development PCL	14,436,400	325,717
*	Country Group Holdings PCL	3,932,111	91,148
	CP ALL PCL	19,392,000	42,553,918
	Delta Electronics Thailand PCL	218,300	301,929
	Demco PCL	847,400	62,858
	Dhipaya Insurance PCL	3,297,900	2,273,008
	Diamond Building Products PCL	1,338,000	219,175
	Do Day Dream PCL	29,700	13,953
	Dynasty Ceramic PCL	29,183,360	1,371,000

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Eastern Polymer Group PCL, Class F	4,707,900	$675,156
	Eastern Power Group PCL	2,018,104	215,813
	Eastern Water Resources Development and Management PCL, Class F	3,799,300	1,174,254
	Electricity Generating PCL	663,400	5,864,083
	Energy Absolute PCL	5,800,400	7,215,766
	Erawan Group PCL (The)	14,933,200	1,421,550
	Esso Thailand PCL	7,079,800	1,181,608
	Forth Corp. PCL	935,400	157,562
	Forth Smart Service PCL	3,300,900	622,330
	Fortune Parts Industry PCL, Class F	4,276,600	269,642
	GFPT PCL	4,961,322	1,748,078
	Global Green Chemicals PCL, Class F	1,761,900	446,533
	Global Power Synergy PCL, Class F	2,229,926	4,858,902
	GMM Grammy PCL	370,000	90,913
	Grande Asset Hotels & Property PCL	2,158,431	50,033
	Gunkul Engineering PCL	8,898,700	726,088
	Haad Thip PCL	77,400	44,017
	Hana Microelectronics PCL	4,898,957	4,390,968
	Home Product Center PCL	23,442,915	9,853,922
	ICC International PCL	51,000	55,169
	Ichitan Group PCL	6,472,500	1,170,271
	Indorama Ventures PCL	6,392,500	5,680,247
	Interhides PCL	767,200	51,692
	Interlink Communication PCL	1,060,950	114,112
	Interlink Telecom PCL	311,400	20,596
	Intouch Holdings PCL	843,114	1,394,115
	Intouch Holdings PCL, Class F	794,700	1,314,061
	IRPC PCL	41,221,890	3,414,454
	Italian-Thai Development PCL	27,670,519	1,163,094
*	ITV PCL	183,700	0
	Jasmine International PCL	30,813,100	3,771,283
	Jubilee Enterprise PCL	127,400	57,882
	JWD Infologistics PCL	878,900	182,001
	Kang Yong Electric PCL	1,400	10,385
	Karmarts PCL	5,512,366	555,411
	Kasikornbank PCL	1,444,200	3,849,861
	Kasikornbank PCL	1,549,600	4,130,830
	KCE Electronics PCL	5,145,364	2,782,997
*	KGI Securities Thailand PCL	14,235,100	1,698,269
	Khon Kaen Sugar Industry PCL	16,557,448	1,003,016
	Khonburi Sugar PCL	284,500	28,138
	Kiatnakin Bank PCL	1,821,207	2,378,179
	Krung Thai Bank PCL	5,659,575	1,924,133
	Krungthai Card PCL	4,182,700	4,395,358
	Lam Soon Thailand PCL	2,756,000	451,454
	Land & Houses PCL	6,500,500	1,486,747
	Land & Houses PCL	10,333,780	2,363,467
	Lanna Resources PCL	2,426,250	449,930
	LH Financial Group PCL	49,676,427	1,520,002
*	Loxley PCL	13,000,035	514,296
	LPN Development PCL	9,313,096	1,030,471
	Major Cineplex Group PCL	5,974,300	2,677,402
	Maybank Kim Eng Securities Thailand PCL	46,800	9,474
	MBK PCL	7,085,600	3,482,029
	MC Group PCL	155,800	38,763
*	MCOT PCL	1,938,900	362,551
	MCS Steel PCL	3,343,300	981,652
	Mega Lifesciences PCL	3,312,200	2,968,747
	Millcon Steel PCL	2,111,406	34,586

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Minor International PCL	7,359,357	$4,799,334
	MK Restaurants Group PCL	949,800	1,614,557
*	Mono Technology PCL, Class F	13,858,800	968,039
*	Muangthai Capital PCL	3,075,100	4,514,519
	Muramoto Electron Thailand PCL	7,400	28,932
	Namyong Terminal PCL	3,250,200	373,690
	Nava Nakorn PCL	638,800	33,169
	Nawarat Patanakarn PCL	680,800	9,469
	Netbay PCL	732,600	707,580
	Noble Development PCL	329,400	139,477
	Origin Property PCL, Class F	8,741,900	1,226,649
*	Padaeng Industry PCL	397,100	54,984
	PCS Machine Group Holding PCL	1,542,500	222,162
	Plan B Media Pcl, Class F	13,455,600	2,054,417
	Platinum Group PCL (The), Class F	1,577,800	151,172
	Polyplex Thailand PCL	4,739,487	2,050,775
	Power Line Engineering PCL	136,400	3,415
*	Precious Shipping PCL	6,664,800	791,001
	Premier Marketing PCL	3,367,600	640,109
	Prima Marine PCL	3,921,100	781,675
*	Principal Capital PCL	840,700	75,353
	Property Perfect PCL	56,853,400	615,011
	Pruksa Holding PCL	7,365,300	2,481,279
	PTG Energy PCL	7,015,900	2,992,410
	PTT Exploration & Production PCL	8,636,869	22,556,496
	PTT Global Chemical PCL	4,087,111	4,768,612
	PTT PCL	38,489,400	42,230,682
	Pylon PCL	1,567,100	203,425
	Quality Houses PCL	57,928,104	3,724,014
	Raimon Land PCL	19,389,900	293,650
	Rajthanee Hospital PCL	25,100	17,688
	Ratch Group PCL	2,184,801	4,490,473
	Ratchthani Leasing PCL	12,334,475	1,509,644
*	Regional Container Lines PCL	4,581,200	424,775
	Rojana Industrial Park PCL	10,172,312	1,320,467
	RS PCL	3,781,900	1,297,453
	S 11 Group PCL	1,074,300	182,619
	Sabina PCL	108,500	58,014
	Saha Pathana Inter-Holding PCL	33,600	61,011
*	Sahakol Equipment PCL	5,765,900	285,132
	Sahamitr Pressure Container PCL	374,800	77,613
	Saha-Union PCL	723,700	822,005
*	Sahaviriya Steel Industries PCL	2,513,691	20,977
	Samart Corp. PCL	4,765,500	743,804
*	Samart Digital Public Co., Ltd.	1,835,200	7,941
	Samart Telcoms PCL	3,315,100	594,269
	Sansiri PCL	87,603,485	1,922,376
	Sappe PCL	1,748,000	902,228
	SC Asset Corp. PCL	20,483,916	1,266,198
	Scan Inter PCL, Class F	3,321,200	174,503
	SCG Ceramics PCL	2,970,948	97,333
	SEAFCO PCL	5,401,384	876,442
	Sena Development PCL	2,223,650	153,948
	Sermsang Power Corp. Co., Ltd.	421,900	88,670
	Siam Cement PCL (The)	1,097,700	11,738,655
	Siam Cement PCL (The)	737,000	7,881,378
	Siam City Cement PCL	535,988	1,979,619
	Siam City Cement PCL	5,224	19,294
	Siam Commercial Bank PCL (The)	2,753,869	5,830,321

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Future Development PCL	9,376,802	$1,362,107
	Siam Global House PCL	8,710,309	3,634,343
	Siam Wellness Group PCL, Class F	2,340,200	643,727
	Siamgas & Petrochemicals PCL	7,940,200	2,012,352
	Singha Estate PCL	22,232,617	1,147,534
	Sino-Thai Engineering & Construction PCL	5,172,800	2,478,084
	SNC Former PCL	1,058,000	266,503
	Somboon Advance Technology PCL	2,813,425	991,286
	SPCG PCL	4,491,800	2,415,618
	Sri Trang Agro-Industry PCL	7,625,440	3,063,845
*	Sriracha Construction PCL	765,700	156,193
	Srisawad Corp. PCL	4,035,022	6,703,212
	Srithai Superware PCL	13,370,500	260,344
	Srivichai Vejvivat PCL	98,800	18,322
	Star Petroleum Refining PCL	15,382,100	2,781,186
	STP & I PCL	12,114,533	1,872,127
	Supalai PCL	9,892,525	4,555,668
	Super Energy Corp. PCL	142,893,400	2,561,526
	Susco PCL	2,606,800	169,194
	Synnex Thailand PCL	1,815,490	347,892
	Syntec Construction PCL	9,249,000	388,770
	TAC Consumer PCL, Class F	971,500	112,899
	Taokaenoi Food & Marketing PCL, Class F	3,804,800	846,687
*	Tata Steel Thailand PCL	31,628,900	322,594
*	TCM Corp. PCL	657,200	23,968
	Thai Agro Energy PCL	980,300	79,987
*	Thai Airways International PCL	9,772,537	2,220,001
	Thai Central Chemical PCL	172,900	109,014
	Thai Nakarin Hospital PCL	155,500	142,980
	Thai Oil PCL	3,396,100	4,303,511
	Thai Rayon PCL	6,000	4,098
	Thai Rayon PCL	20,400	13,934
*	Thai Reinsurance PCL	5,002,500	91,222
	Thai Solar Energy PCL, Class F	5,033,750	457,401
	Thai Stanley Electric PCL	7,500	29,671
	Thai Stanley Electric PCL, Class F	170,300	673,726
	Thai Union Group PCL, Class F	10,013,760	4,054,404
	Thai Vegetable Oil PCL	3,720,925	2,817,576
	Thai Wah PCL, Class F	3,792,900	391,540
	Thaicom PCL	6,319,300	742,183
	Thaifoods Group PCL	7,864,100	928,477
	Thaire Life Assurance PCL	3,783,600	353,159
	Thanachart Capital PCL	5,713,000	6,489,036
	Thitikorn PCL	1,714,300	471,558
	Thoresen Thai Agencies PCL	11,755,900	1,082,756
	Tipco Asphalt PCL	1,259,700	696,913
	Tipco Asphalt PCL	3,394,300	1,877,854
	TIPCO Foods PCL	2,249,700	403,284
	Tisco Financial Group PCL	90	204
	Tisco Financial Group PCL	1,474,200	3,348,901
	TKS Technologies PCL	305,000	48,076
	TMB Bank PCL	156,040,425	4,629,850
	TMT Steel PCL	3,603,800	418,800
	TOA Paint Thailand PCL	638,200	739,685
	Total Access Communication PCL	3,153,400	4,117,792
	Total Access Communication PCL	2,506,600	3,273,183
	TPC Power Holdings Co., Ltd.	1,554,500	485,256
	TPI Polene PCL	77,308,010	2,867,242
	TPI Polene Power PCL	5,987,400	725,409

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	88,899,448	$9,177,072
	TTCL PCL	1,383,778	141,136
	TTW PCL	11,444,800	4,739,926
*	U City PCL, Class F	9,526,239	391,590
	Union Auction PCL	428,200	86,686
	Unique Engineering & Construction PCL	7,771,805	1,477,255
	United Paper PCL	3,009,800	893,033
	Univanich Palm Oil PCL	1,299,900	159,901
	Univentures PCL	8,096,400	820,776
*	Vanachai Group PCL	7,812,140	475,658
	VGI PCL	4,135,600	1,067,293
	Vibhavadi Medical Center PCL	29,680,400	1,513,604
	Vinythai PCL	2,558,200	1,794,812
	WHA Corp. PCL	15,881,400	1,344,925
	WHA Utilities and Power PCL	2,493,100	363,697
	Workpoint Entertainment PCL	2,021,580	637,308

TOTAL THAILAND			575,635,632

TURKEY — (0.8%)
	Adana Cimento Sanayii TAS, Class A	127,528	175,911
*	Afyon Cimento Sanayi TAS	191,287	73,606
*	Akbank T.A.S.	8,761,153	7,396,167
	Akcansa Cimento A.S.	54,323	65,329
	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	1,236,176
#*	Aksa Enerji Uretim A.S.	1,358,614	740,515
#	Aksigorta A.S.	943,538	806,916
#	Alarko Holding A.S.	622,104	403,977
#*	Albaraka Turk Katilim Bankasi A.S.	9,045,099	1,645,512
	Alkim Alkali Kimya A.S.	122,500	1,023,225
	Anadolu Anonim Turk Sigorta Sirketi	1,685,980	1,219,654
#	Anadolu Cam Sanayii A.S.	2,462,753	1,452,680
#	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	530,341	1,391,273
	Anadolu Hayat Emeklilik A.S.	589,477	543,450
#*	Arcelik A.S.	1,117,385	2,622,940
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	676,570	2,631,976
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	213,608
	Aygaz A.S.	285,711	421,838
*	Bagfas Bandirma Gubre Fabrikalari A.S.	305,717	729,037
#*	Bera Holding A.S.	2,870,919	1,590,186
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	1,083,806	332,602
#	BIM Birlesik Magazalar A.S.	1,765,463	14,018,305
	Bizim Toptan Satis Magazalari A.S.	60,448	111,908
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	252,870	346,896
	Borusan Yatirim ve Pazarlama A.S.	2,670	24,031
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	276,509
*	Bursa Cimento Fabrikasi A.S.	137,858	77,425
	Celebi Hava Servisi A.S.	24,695	320,567
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	186,356
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	337,154	375,097
	Coca-Cola Icecek A.S.	610,359	3,228,967
	Deva Holding A.S.	174,912	405,082
#	Dogan Sirketler Grubu Holding A.S.	7,474,820	1,926,833
	Dogus Otomotiv Servis ve Ticaret A.S.	250,084	378,131
#	EGE Endustri VE Ticaret A.S.	9,002	708,163
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,227,778	837,770
	Enerjisa Enerji A.S.	1,103,502	1,215,340
	Enka Insaat ve Sanayi A.S.	2,456,074	2,127,721
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	92,060	252,461
#	Eregli Demir ve Celik Fabrikalari TAS	5,417,914	6,246,297

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Fenerbahce Futbol A.S.	358,337	$528,711
	Ford Otomotiv Sanayi A.S.	342,650	3,092,062
*	Global Yatirim Holding A.S.	1,049,896	493,105
#*	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
#	Goodyear Lastikleri TAS	768,966	533,749
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	2,162,910	1,201,891
*	GSD Holding A.S.	2,231,315	473,484
#*	Gubre Fabrikalari TAS	391,129	896,640
#	Hektas Ticaret TAS	1,280,196	2,494,148
#*	Ihlas Holding A.S.	2,287,995	213,518
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	1,377,147
#*	Is Finansal Kiralama A.S.	483,788	231,110
	Is Yatirim Menkul Degerler A.S., Class A	1,347,838	1,083,125
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,768,236	571,292
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	7,261,045	2,287,192
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,873	333,290
#*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	116,206
#	KOC Holding A.S.	711,489	1,561,181
#*	Konya Cimento Sanayii A.S.	3,401	124,763
	Kordsa Teknik Tekstil A.S.	775,272	1,255,426
*	Koza Altin Isletmeleri A.S.	190,930	1,946,013
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,860,242	3,055,376
*	Logo Yazilim Sanayi Ve Ticaret A.S.	103,205	1,093,242
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	99,692
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	464,334
*	Migros Ticaret A.S.	494,849	2,091,099
*	MLP Saglik Hizmetleri A.S.	6,210	13,395
#*	NET Holding A.S.	1,606,416	490,633
*	Netas Telekomunikasyon A.S.	162,806	307,590
	Nuh Cimento Sanayi A.S.	279,156	402,790
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	858,438
#*	Pegasus Hava Tasimaciligi A.S.	449,523	3,408,075
#*	Petkim Petrokimya Holding A.S.	4,060,499	2,063,710
	Polisan Holding A.S.	827,559	292,596
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	796,107	627,666
#	Sasa Polyester Sanayi A.S.	540,261	675,510
#*	Sekerbank Turk A.S.	3,540,330	506,008
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,486,316	1,619,346
#	Soda Sanayii A.S.	2,632,762	2,202,794
#	Tat Gida Sanayi A.S.	239,350	261,526
#	TAV Havalimanlari Holding A.S.	1,633,463	4,254,965
	Tekfen Holding A.S.	2,103,426	4,293,488
	Tofas Turk Otomobil Fabrikasi A.S.	793,591	2,535,787
#	Trakya Cam Sanayii A.S.	3,420,314	1,582,138
*	Tupras Turkiye Petrol Rafinerileri A.S.	147,301	1,912,865
#*	Turcas Petrol A.S.	946,884	367,489
#*	Turk Hava Yollari AO	4,636,798	7,094,194
#*	Turk Telekomunikasyon A.S.	2,384,060	2,518,799
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	315,846
	Turkcell Iletisim Hizmetleri A.S.	5,402,863	10,763,413
#	Turkcell Iletisim Hizmetleri A.S., ADR	153,721	763,993
*	Turkiye Garanti Bankasi A.S.	7,788,408	9,298,818
*	Turkiye Halk Bankasi A.S.	1,997,917	1,487,353
#*	Turkiye Is Bankasi A.S., Class C	4,218,042	2,994,211
#*	Turkiye Sinai Kalkinma Bankasi A.S.	18,595,752	2,743,237
#	Turkiye Sise ve Cam Fabrikalari A.S.	2,616,447	1,817,599
*	Turkiye Vakiflar Bankasi TAO, Class D	3,584,524	2,325,137
*	Ulker Biskuvi Sanayi A.S.	1,196,882	4,062,780
*	Vestel Elektronik Sanayi ve Ticaret A.S.	789,568	1,486,384

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Yapi ve Kredi Bankasi A.S.	6,653,329	$2,003,019
#*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	1,208,288	1,142,469
#*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	289,695

TOTAL TURKEY			167,181,989

UNITED ARAB EMIRATES — (0.0%)
	Air Arabia PJSC	1,296,029	400,574
	Aldar Properties PJSC	1,982,889	967,926
	Amanat Holdings PJSC	297,360	58,578
*	Amlak Finance PJSC	1,238,610	119,674
*	DAMAC Properties Dubai Co. PJSC	385,164	64,478
	Dana Gas PJSC	1,288,644	256,989
*	Deyaar Development PJSC	6,811,036	532,645
	Dubai Financial Market PJSC	1,380,642	275,022
	Dubai Investments PJSC	598,598	194,086
*	DXB Entertainments PJSC	2,701,064	114,841
	Emirates Telecommunications Group Co. PJSC	97,706	410,592
*	Eshraq Investments PJSC	882,718	69,171
	First Abu Dhabi Bank PJSC	8,439	26,316
*	International Holdings Co. PJSC	16,916	123,755
	National Central Cooling Co. PJSC	36,906	21,121

TOTAL UNITED ARAB EMIRATES			3,635,768

TOTAL COMMON STOCKS			21,425,787,770

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
	AES Tiete Energia SA	6,203	3,228
	Alpargatas SA	898,781	4,527,044
*	AZUL SA	356,000	1,139,116
	Banco ABC Brasil SA	882,819	2,319,918
	Banco Bradesco SA	7,389,861	26,023,987
	Banco do Estado do Rio Grande do Sul SA, Class B	2,195,694	5,063,352
	Banco Pan SA	1,461,531	1,351,901
	Braskem SA, Class A	245,575	954,680
	Centrais Eletricas Brasileiras SA, Class B	696,503	3,565,833
	Centrais Eletricas Santa Catarina	66,063	460,433
	Cia de Saneamento do Parana	5,797,206	5,309,051
	Cia de Transmissao de Energia Eletrica Paulista	1,132,895	4,047,914
	Cia Energetica de Minas Gerais	2,665,555	4,666,522
	Cia Energetica de Sao Paulo, Class B	1,306,387	6,765,085
	Cia Energetica do Ceara, Class A	90,830	824,467
	Cia Ferro Ligas da Bahia - FERBASA	478,882	1,483,875
	Cia Paranaense de Energia	634,941	6,351,862
	Eucatex SA Industria e Comercio	95,359	84,173
	Gerdau SA	2,824,371	6,097,596
*	Gol Linhas Aereas Inteligentes SA	306,300	698,453
	Itau Unibanco Holding SA	13,245,417	55,462,246
	Lojas Americanas SA	1,079,359	4,938,386
	Marcopolo SA	3,615,445	1,901,501
	Petroleo Brasileiro SA BRPETRACNPR6	28,735,931	95,383,062
	Randon SA Implementos e Participacoes	1,563,362	2,443,696
	Schulz SA	125,540	191,615
	Telefonica Brasil SA	1,084,893	9,107,443
	Unipar Carbocloro SA	638,274	2,746,580
	Usinas Siderurgicas de Minas Gerais SA, Class A	2,836,598	2,503,847

TOTAL BRAZIL			256,416,866

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	329,325	$402,337
Embotelladora Andina SA, Class B	1,291,362	3,084,173
Sociedad Quimica y Minera de Chile SA, Class B	87,886	2,089,516

TOTAL CHILE		5,576,026

COLOMBIA — (0.0%)
Avianca Holdings SA	2,918,572	370,811
Banco Davivienda SA	550,510	3,993,596
Bancolombia SA	299,076	1,955,061
Grupo Argos SA	93,838	191,990
Grupo Aval Acciones y Valores SA	9,883,820	2,109,580
Grupo de Inversiones Suramericana SA	241,658	1,152,439

TOTAL COLOMBIA		9,773,477

SOUTH KOREA — (0.0%)
# AMOREPACIFIC Group	6,521	207,268
CJ Corp.	5,536	260,641

TOTAL SOUTH KOREA		467,909

TOTAL PREFERRED STOCKS		272,234,278

RIGHTS/WARRANTS — (0.0%)

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	16,192	0

INDIA — (0.0%)
* Arvind Fashions, Ltd. Rights 04/17/20	114,451	0

TAIWAN — (0.0%)
* Hannstar Board Corp. Rights 05/18/20	202,686	27,265
* Highlight Tech Corp. Rights 05/07/20	17,842	2,700
* Machvision, Inc. Rights 05/11/20	13,892	40,877
* Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	961,943	23,938
* YFC Boneagle Electric Co., Ltd Rights 03/04/20	69,909	470

TOTAL TAIWAN		95,250

THAILAND — (0.0%)
* Grande Asset Hotels Foreign Rights 06/03/19	215,843	0

TOTAL RIGHTS/WARRANTS		95,250

TOTAL INVESTMENT SECURITIES (Cost $22,044,284,778)		21,698,117,298

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	38,123,229	441,123,888

TOTAL INVESTMENTS — (100.0%) (Cost $22,485,296,596)		$22,139,241,186

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,071,489	$29,441,750	$2,370,261
S&P 500® Emini Index	2,211	06/19/20	312,655,993	320,860,320	8,204,327

Total Futures Contracts			$339,727,482	$350,302,070	$10,574,588

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,047,650,490	—	—	$1,047,650,490
Canada	5,871,512	—	—	5,871,512
Chile	193,764,453	—	—	193,764,453
China	1,140,858,148	$5,455,008,889	—	6,595,867,037
Colombia	46,386,306	—	—	46,386,306
Czech Republic	—	28,584,574	—	28,584,574
Egypt	1,775,362	14,708,118	—	16,483,480
Greece	—	54,539,492	—	54,539,492
Hong Kong	—	2,871,950	—	2,871,950
Hungary	230,994	64,006,238	—	64,237,232
India	124,775,575	2,361,145,400	—	2,485,920,975
Indonesia	21,176,819	460,408,177	—	481,584,996
Malaysia	8,377	532,183,140	—	532,191,517
Mexico	497,691,904	11,730	—	497,703,634
Peru	26,173,849	1,023	—	26,174,872
Philippines	6,274,026	219,058,112	—	225,332,138
Poland	—	213,479,209	—	213,479,209
Qatar	—	2,461,835	—	2,461,835
Russia	34,874,874	240,143,967	—	275,018,841
Saudi Arabia	—	38,330,207	—	38,330,207
South Africa	188,698,007	813,948,253	—	1,002,646,260
South Korea	48,884,925	2,957,446,052	—	3,006,330,977
Taiwan	464,912,226	3,370,990,168	—	3,835,902,394
Thailand	575,614,655	20,977	—	575,635,632
Turkey	763,993	166,417,996	—	167,181,989
United Arab Emirates	—	3,635,768	—	3,635,768
Preferred Stocks
Brazil	256,416,866	—	—	256,416,866
Chile	5,576,026	—	—	5,576,026
Colombia	9,773,477	—	—	9,773,477
South Korea	—	467,909	—	467,909
Rights/Warrants
Taiwan	—	95,250	—	95,250
Securities Lending Collateral	—	441,123,888	—	441,123,888
Futures Contracts**	10,574,588	—	—	10,574,588

TOTAL	$4,708,727,452	$17,441,088,322	—	$22,149,815,774

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.3%)
*	Altice USA, Inc., Class A	137,941	$3,582,328
	Cable One, Inc.	871	1,666,101
	CenturyLink, Inc.	325,654	3,458,445
	Comcast Corp., Class A	207,454	7,806,494
	Interpublic Group of Cos., Inc. (The)	72,570	1,232,239
#*	Match Group, Inc.	4,952	381,106
	Omnicom Group, Inc.	103,360	5,894,621
#	Sirius XM Holdings, Inc.	45,907	271,310
*	T-Mobile US, Inc.	39,245	3,445,711
	Verizon Communications, Inc.	1,700,284	97,681,316
	ViacomCBS, Inc., Class B	128,598	2,219,656

TOTAL COMMUNICATION SERVICES			127,639,327

CONSUMER DISCRETIONARY — (15.5%)
*	Amazon.com, Inc.	47,408	117,287,392
	Aptiv P.L.C.	104,392	7,260,464
	Aramark	21,076	575,586
	Autoliv, Inc.	14,833	890,277
	Best Buy Co., Inc.	173,951	13,347,260
*	Booking Holdings, Inc.	15,686	23,224,221
*	Burlington Stores, Inc.	13,048	2,383,739
*	Capri Holdings, Ltd.	5,790	88,298
	Darden Restaurants, Inc.	41,137	3,035,499
	Dollar General Corp.	10,319	1,808,921
*	Dollar Tree, Inc.	29,361	2,339,191
	eBay, Inc.	193,000	7,687,190
*	Five Below, Inc.	2,249	202,770
#	Gap, Inc. (The)	90,321	733,407
*	Garrett Motion, Inc.	5,883	32,062
	General Motors Co.	170,415	3,798,550
#	H&R Block, Inc.	8,484	141,259
#	Hanesbrands, Inc.	70,921	704,955
#	Harley-Davidson, Inc.	31,257	682,340
	Hilton Worldwide Holdings, Inc.	24,546	1,858,378
	Home Depot, Inc. (The)	125,512	27,591,303
	Kohl’s Corp.	39,994	738,289
#*	Kontoor Brands, Inc.	4,741	92,023
	Las Vegas Sands Corp.	48,829	2,344,769
	Lear Corp.	9,750	952,087
	Lowe’s Cos., Inc.	186,559	19,542,055
*	Lululemon Athletica, Inc.	19,914	4,450,381
#	Macy’s, Inc.	52,178	305,763
	Marriott International, Inc., Class A	32,696	2,973,374
	NIKE, Inc., Class B	391,800	34,157,124
#	Nordstrom, Inc.	22,403	420,728
*	NVR, Inc.	1,202	3,726,200
*	O’Reilly Automotive, Inc.	9,020	3,484,787
	Polaris, Inc.	8,976	636,668
	Pool Corp.	6,161	1,304,037
	Ross Stores, Inc.	109,247	9,980,806
	Service Corp. International	39,958	1,468,057
*	ServiceMaster Global Holdings, Inc.	7,292	248,293
	Starbucks Corp.	127,762	9,803,178

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Target Corp.	189,023	$20,743,384
	TJX Cos., Inc. (The)	441,827	21,671,614
	Tractor Supply Co.	56,333	5,713,856
*	Ulta Beauty, Inc.	26,658	5,809,311
	VF Corp.	39,312	2,284,027
	Whirlpool Corp.	7,283	813,802
#	Williams-Sonoma, Inc.	1,800	111,312
	Wyndham Destinations, Inc.	7,845	200,597
	Wynn Resorts, Ltd.	37,263	3,187,104

TOTAL CONSUMER DISCRETIONARY			372,836,688

CONSUMER STAPLES — (9.8%)
	Altria Group, Inc.	675,500	26,513,375
	Brown-Forman Corp., Class A	4,389	248,944
	Brown-Forman Corp., Class B	27,140	1,688,108
	Campbell Soup Co.	69,315	3,464,364
	Church & Dwight Co., Inc.	16,341	1,143,707
	Clorox Co. (The)	28,712	5,353,065
	Coca-Cola Co. (The)	1,224,839	56,207,862
	Colgate-Palmolive Co.	148,960	10,467,419
	Costco Wholesale Corp.	54,131	16,401,693
	Estee Lauder Cos., Inc. (The), Class A	55,336	9,761,270
	General Mills, Inc.	36,315	2,174,905
#*	Herbalife Nutrition, Ltd.	8,932	333,610
	Hershey Co. (The)	15,050	1,993,072
	Ingredion, Inc.	3,089	250,827
	Kellogg Co.	135,623	8,883,306
#	Keurig Dr Pepper, Inc.	5,910	156,379
	Kroger Co. (The)	210,538	6,655,106
	Lamb Weston Holdings, Inc.	13,902	853,027
	PepsiCo, Inc.	508,207	67,230,704
	Sysco Corp.	114,912	6,466,098
	Walmart, Inc.	69,502	8,447,968

TOTAL CONSUMER STAPLES			234,694,809

ENERGY — (0.6%)
#	Apache Corp.	83,696	1,094,744
	Cabot Oil & Gas Corp.	113,425	2,452,248
	Cimarex Energy Co.	8,592	218,409
	ConocoPhillips	203,326	8,560,024
#	Continental Resources, Inc.	28,953	474,540
	Occidental Petroleum Corp.	93,185	1,546,871

TOTAL ENERGY			14,346,836

FINANCIALS — (2.6%)
	American Express Co.	97,128	8,862,930
	Ameriprise Financial, Inc.	34,037	3,912,213
	Aon P.L.C.	63,237	10,919,133
#*	Credit Acceptance Corp.	1,186	369,522
	Discover Financial Services	14,023	602,568
	Erie Indemnity Co., Class A	726	129,272
#	FactSet Research Systems, Inc.	8,030	2,208,250
	Interactive Brokers Group, Inc., Class A	3,200	131,200
	Lazard, Ltd., Class A	2,925	80,437
	LPL Financial Holdings, Inc.	18,737	1,128,342
	MarketAxess Holdings, Inc.	3,198	1,455,122
	Marsh & McLennan Cos., Inc.	34,932	3,399,932
	Moody’s Corp.	31,286	7,630,655

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	MSCI, Inc.	14,597	$4,773,219
	S&P Global, Inc.	54,563	15,980,411
	Santander Consumer USA Holdings, Inc.	21,091	328,809
	T Rowe Price Group, Inc.	7,094	820,279

TOTAL FINANCIALS			62,732,294

HEALTH CARE — (14.7%)
	AbbVie, Inc.	80,446	6,612,661
	AmerisourceBergen Corp.	74,521	6,681,553
	Amgen, Inc.	197,255	47,187,341
*	Biogen, Inc.	62,468	18,542,376
	Bristol-Myers Squibb Co.	434,126	26,399,202
	Cardinal Health, Inc.	104,937	5,192,283
*	Catalent, Inc.	504	34,852
	Chemed Corp.	1,058	440,731
*	Cigna Corp.	5,612	1,098,717
*	DaVita, Inc.	33,355	2,635,379
*	Elanco Animal Health, Inc.	219	5,411
	Eli Lilly and Co.	239,162	36,984,012
	Encompass Health Corp.	12,091	801,029
	Gilead Sciences, Inc.	182,157	15,301,188
*	IDEXX Laboratories, Inc.	20,792	5,771,859
*	Insulet Corp.	10,831	2,163,167
	Johnson & Johnson	472,696	70,923,308
	Merck & Co., Inc.	1,011,829	80,278,513
*	Mettler-Toledo International, Inc.	7,278	5,239,723
*	Molina Healthcare, Inc.	19,309	3,166,097
*	Waters Corp.	15,243	2,850,441
	Zoetis, Inc.	106,746	13,803,325

TOTAL HEALTH CARE			352,113,168

INDUSTRIALS — (13.3%)
	3M Co.	232,620	35,339,630
	Allegion P.L.C.	18,392	1,849,132
	Allison Transmission Holdings, Inc.	22,693	824,664
#	American Airlines Group, Inc.	50,289	603,971
	Boeing Co. (The)	41,230	5,814,255
	BWX Technologies, Inc.	1,500	79,590
	Caterpillar, Inc.	206,885	24,077,276
#	CH Robinson Worldwide, Inc.	41,084	2,912,856
	Cintas Corp.	12,555	2,785,076
*	Copart, Inc.	55,472	4,443,862
	CSX Corp.	154,986	10,264,723
	Cummins, Inc.	5,198	849,873
	Deere & Co.	80,356	11,656,441
	Delta Air Lines, Inc.	120,061	3,110,780
	Donaldson Co., Inc.	20,479	897,595
	Emerson Electric Co.	17,117	976,182
	Expeditors International of Washington, Inc.	36,666	2,625,469
	Fastenal Co.	203,276	7,362,657
	FedEx Corp.	15,941	2,020,841
	General Dynamics Corp.	17,163	2,241,831
	Graco, Inc.	31,407	1,402,637
*	HD Supply Holdings, Inc.	36,143	1,072,724
	Honeywell International, Inc.	90,936	12,903,818
	Huntington Ingalls Industries, Inc.	11,913	2,280,267
*	IAA Inc.	27,656	1,067,522
	Illinois Tool Works, Inc.	82,704	13,439,400

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	38,090	$3,851,661
#	KAR Auction Services, Inc.	2,717	40,701
	L3Harris Technologies, Inc.	11,934	2,311,616
	Lennox International, Inc.	2,197	410,136
	Lincoln Electric Holdings, Inc.	8,192	659,538
	Lockheed Martin Corp.	65,926	25,649,169
	Nielsen Holdings P.L.C.	11,258	165,830
	Nordson Corp.	7,070	1,137,634
	Northrop Grumman Corp.	49,895	16,498,780
	PACCAR, Inc.	33,806	2,340,389
	Parker-Hannifin Corp.	35,683	5,642,196
*	Resideo Technologies, Inc.	3,906	20,038
	Robert Half International, Inc.	26,339	1,245,044
	Rockwell Automation, Inc.	37,815	7,165,186
#	Rollins, Inc.	31,120	1,244,800
*	Sensata Technologies Holding P.L.C.	7,661	278,707
	Southwest Airlines Co.	72,380	2,261,875
	Spirit AeroSystems Holdings, Inc., Class A	24,700	547,352
	Toro Co. (The)	18,495	1,180,166
	TransUnion	10,783	849,593
	Union Pacific Corp.	257,542	41,152,636
*	United Airlines Holdings, Inc.	111,212	3,289,651
	United Parcel Service, Inc., Class B	161,075	15,247,359
*	United Rentals, Inc.	21,939	2,819,161
	Verisk Analytics, Inc.	43,155	6,595,379
*	WABCO Holdings, Inc.	12,337	1,657,846
	Waste Management, Inc.	127,112	12,713,742
	WW Grainger, Inc.	31,493	8,678,841

TOTAL INDUSTRIALS			318,558,098

INFORMATION TECHNOLOGY — (34.8%)
	Accenture P.L.C., Class A	158,415	29,336,874
*	Advanced Micro Devices, Inc.	88,083	4,614,668
	Alliance Data Systems Corp.	12,531	627,427
	Amphenol Corp., Class A	41,589	3,670,645
	Apple, Inc.	378,678	111,255,596
	Applied Materials, Inc.	182,388	9,061,036
*	Aspen Technology, Inc.	6,461	660,637
	Automatic Data Processing, Inc.	148,405	21,769,529
	Booz Allen Hamilton Holding Corp.	51,294	3,767,031
	Broadridge Financial Solutions, Inc.	52,141	6,048,356
*	Cadence Design Systems, Inc.	17,149	1,391,298
	CDK Global, Inc.	2,876	112,969
	CDW Corp.	51,805	5,739,994
	Cisco Systems, Inc.	1,055,026	44,712,002
	Citrix Systems, Inc.	40,328	5,847,963
*	F5 Networks, Inc.	12,438	1,732,116
*	Fair Isaac Corp.	4,309	1,520,819
*	Fiserv, Inc.	47,602	4,905,862
*	Gartner, Inc.	15,542	1,846,545
	Global Payments, Inc.	23,589	3,916,246
*	GoDaddy, Inc., Class A	14,999	1,041,381
	Intel Corp.	270,214	16,207,436
	International Business Machines Corp.	380,582	47,785,876
	Intuit, Inc.	74,476	20,094,370
	Jack Henry & Associates, Inc.	10,151	1,660,196
	KLA Corp.	64,592	10,598,901
	Lam Research Corp.	47,988	12,250,377
	Mastercard, Inc., Class A	263,536	72,464,494

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Maxim Integrated Products, Inc.	67,956	$3,736,221
*	Micron Technology, Inc.	216,524	10,369,334
	Microsoft Corp.	609,153	109,166,309
	NetApp, Inc.	54,833	2,400,040
	NortonLifeLock Inc.	295,343	6,281,946
	NVIDIA Corp.	34,281	10,019,651
*	ON Semiconductor Corp.	33,310	534,459
	Oracle Corp.	876,259	46,415,439
	Paychex, Inc.	89,636	6,141,859
*	Paycom Software, Inc.	12,125	3,164,868
	QUALCOMM, Inc.	338,410	26,622,715
	Sabre Corp.	58,513	425,390
	Seagate Technology P.L.C.	134,311	6,708,834
	Skyworks Solutions, Inc.	7,510	780,139
	Texas Instruments, Inc.	359,547	41,732,620
#	Ubiquiti, Inc.	4,939	800,266
	Visa, Inc., Class A	618,833	110,597,834
#*	VMware, Inc., Class A	889	116,921
	Western Digital Corp.	19,367	892,431
#	Western Union Co. (The)	25,456	485,446
*	Zebra Technologies Corp., Class A	15,357	3,526,889

TOTAL INFORMATION TECHNOLOGY			835,560,255

MATERIALS — (1.8%)
	Avery Dennison Corp.	22,315	2,463,353
*	Axalta Coating Systems, Ltd.	59,171	1,168,035
*	Berry Global Group, Inc.	30,253	1,203,767
	Celanese Corp.	33,634	2,793,976
	Chemours Co. (The)	28,329	332,299
*	Crown Holdings, Inc.	40,575	2,613,436
	Eastman Chemical Co.	5,128	310,295
	Freeport-McMoRan, Inc.	13,317	117,589
	International Paper Co.	92,764	3,177,167
	LyondellBasell Industries NV, Class A	125,069	7,247,749
	NewMarket Corp.	319	131,249
	Packaging Corp. of America	24,404	2,358,647
	PPG Industries, Inc.	30,385	2,759,870
	Scotts Miracle-Gro Co. (The)	3,092	383,501
	Sealed Air Corp.	11,977	342,422
	Sherwin-Williams Co. (The)	24,610	13,200,066
	Southern Copper Corp.	2,568	83,306
	Steel Dynamics, Inc.	50,290	1,220,538
	WR Grace & Co.	1,617	76,371

TOTAL MATERIALS			41,983,636

UTILITIES — (0.1%)
	NRG Energy, Inc.	72,640	2,435,619

TOTAL COMMON STOCKS Cost ($2,194,023,554)			2,362,900,730

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	32,818,023	32,818,023

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	373,107	$4,317,224

TOTAL INVESTMENTS — (100.0%) (Cost $2,231,157,971)		$2,400,035,977

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$127,639,327	—	—	$127,639,327
Consumer Discretionary	372,836,688	—	—	372,836,688
Consumer Staples	234,694,809	—	—	234,694,809
Energy	14,346,836	—	—	14,346,836
Financials	62,732,294	—	—	62,732,294
Health Care	352,113,168	—	—	352,113,168
Industrials	318,558,098	—	—	318,558,098
Information Technology	835,560,255	—	—	835,560,255
Materials	41,983,636	—	—	41,983,636
Utilities	2,435,619	—	—	2,435,619
Temporary Cash Investments	32,818,023	—	—	32,818,023
Securities Lending Collateral	—	$4,317,224	—	4,317,224

TOTAL	$2,395,718,753	$4,317,224	—	$2,400,035,977

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.4%)
	Altium, Ltd.	16,319	$358,224
#	Aristocrat Leisure, Ltd.	164,663	2,700,438
	Aurizon Holdings, Ltd.	38,508	116,982
	Beach Energy, Ltd.	386,695	376,931
	BHP Group, Ltd.	247,858	5,059,848
#	BHP Group, Ltd., Sponsored ADR	93,852	3,817,899
	Brambles, Ltd.	196,154	1,402,022
#	Caltex Australia, Ltd.	31,359	504,876
	Carsales.com, Ltd.	50,718	463,958
#	CIMIC Group, Ltd.	22,167	352,863
	Coca-Cola Amatil, Ltd.	136,202	758,317
#	Cochlear, Ltd.	16,626	1,976,788
	Coles Group, Ltd.	163,907	1,643,630
	Computershare, Ltd.	101,038	794,934
	CSL, Ltd.	56,488	11,259,598
	Domino’s Pizza Enterprises, Ltd.	13,147	491,928
	Evolution Mining, Ltd.	99,657	324,537
	Flight Centre Travel Group, Ltd.	5,805	41,140
	Fortescue Metals Group, Ltd.	227,003	1,734,813
	IDP Education, Ltd.	27,451	260,213
	Iluka Resources, Ltd.	63,518	315,052
	James Hardie Industries P.L.C.	120,443	1,729,030
#	JB Hi-Fi, Ltd.	30,635	692,578
	Macquarie Group, Ltd.	4,787	317,105
	Magellan Financial Group, Ltd.	34,874	1,142,354
	Medibank Pvt, Ltd.	467,567	819,092
	Northern Star Resources, Ltd.	135,254	1,092,186
	Qantas Airways, Ltd.	202,668	503,358
	Ramsay Health Care, Ltd.	51,591	2,095,191
#	REA Group, Ltd.	13,408	767,192
	Rio Tinto, Ltd.	41,544	2,341,467
	Seek, Ltd.	17,459	194,917
	Telstra Corp., Ltd.	617,739	1,215,225
	TPG Telecom, Ltd.	24,792	118,300
	Wesfarmers, Ltd.	118,583	2,880,315
	Woolworths Group, Ltd.	73,707	1,705,721

TOTAL AUSTRALIA			52,369,022

AUSTRIA — (0.1%)
	OMV AG	20,371	665,150
	Raiffeisen Bank International AG	1,685	29,083

TOTAL AUSTRIA			694,233

BELGIUM — (0.9%)
	Anheuser-Busch InBev SA	44,722	2,082,704
	Colruyt SA	10,573	633,657
	Proximus SADP	34,914	745,184
	Solvay SA	12,253	957,053
	UCB SA	25,330	2,321,214
	Umicore SA	33,134	1,436,044

TOTAL BELGIUM			8,175,856

CANADA — (8.5%)
*	Air Canada	26,895	391,074

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Alimentation Couche-Tard, Inc., Class B	122,294	$3,412,406
	B2Gold Corp.	248,961	1,259,158
	B2Gold Corp.	62,567	316,589
#	Bank of Montreal 063671101	6,438	327,694
	Bank of Montreal 2076009	47,262	2,402,911
	Barrick Gold Corp.	16,036	412,781
	Barrick Gold Corp.	2,592	66,666
*	Bausch Health Cos., Inc.	22,422	406,287
*	Bausch Health Cos., Inc.	48,841	882,468
#	BCE, Inc.	10,136	409,897
	BCE, Inc.	11,542	466,758
	CAE, Inc.	48,658	804,004
	CAE, Inc.	16,865	279,284
#*	Canada Goose Holdings, Inc.	4,400	105,073
#*	Canada Goose Holdings, Inc.	2,775	66,184
	Canadian National Railway Co.	45,033	3,724,091
	Canadian National Railway Co.	51,046	4,230,182
	Canadian Natural Resources, Ltd.	318,823	5,339,103
	Canadian Natural Resources, Ltd.	32,540	545,370
	Canadian Pacific Railway, Ltd.	4,400	1,000,024
	Canadian Pacific Railway, Ltd.	10,766	2,447,435
#	Canadian Tire Corp., Ltd., Class A	16,827	1,180,713
	CCL Industries, Inc., Class B	42,173	1,318,257
*	CGI, Inc.	29,128	1,863,318
*	CGI, Inc.	24,932	1,590,009
	CI Financial Corp.	33,473	355,663
	Cogeco Communications, Inc.	4,784	353,692
	Constellation Software, Inc.	2,875	2,764,664
	Dollarama, Inc.	3,900	122,328
	Element Fleet Management Corp.	92,500	682,478
	Empire Co., Ltd., Class A	53,492	1,180,940
	FirstService Corp.	454	39,307
	FirstService Corp.	6,298	544,534
	George Weston, Ltd.	22,042	1,563,581
	Gildan Activewear, Inc.	4,000	55,807
	Gildan Activewear, Inc.	21,164	295,026
#	Husky Energy, Inc.	25,639	82,335
	Innergex Renewable Energy, Inc.	6,077	81,553
	Inter Pipeline, Ltd.	56,758	474,631
	Keyera Corp.	26,937	399,619
*	Kinross Gold Corp.	335,947	2,220,610
	Kirkland Lake Gold, Ltd.	20,462	845,852
	Kirkland Lake Gold, Ltd.	7,315	302,987
	Loblaw Cos., Ltd.	31,734	1,561,679
	Magna International, Inc.	41,681	1,624,180
	Magna International, Inc.	50,730	1,979,992
#	Methanex Corp.	2,437	38,700
	National Bank of Canada	98,886	3,988,261
	Northland Power, Inc.	20,074	430,770
	Open Text Corp.	47,588	1,798,289
	Open Text Corp.	20,437	775,584
	Parkland Fuel Corp.	35,788	846,653
	Quebecor, Inc., Class B	36,934	804,246
	Restaurant Brands International, Inc.	21,950	1,070,732
	Restaurant Brands International, Inc.	8,350	411,655
	Ritchie Bros Auctioneers, Inc.	22,931	986,958
	Ritchie Bros Auctioneers, Inc.	300	12,927
	Rogers Communications, Inc., Class B	24,363	1,020,412
	Rogers Communications, Inc., Class B	24,595	1,028,563

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada 2754383	39,220	$2,412,737
	Royal Bank of Canada 780087102	34,564	2,128,797
	Saputo, Inc.	25,256	635,052
	Shaw Communications, Inc., Class B	94,144	1,535,982
#	Shaw Communications, Inc., Class B	32,364	528,504
*	Spin Master Corp.	1,500	21,703
	Stantec, Inc.	29,561	871,359
	Suncor Energy, Inc.	164,912	2,940,562
	Suncor Energy, Inc.	64,517	1,151,628
	Teck Resources, Ltd., Class B	11,400	100,491
	Teck Resources, Ltd., Class B	30,284	266,802
	Toromont Industries, Ltd.	18,493	868,883
	WSP Global, Inc.	26,262	1,762,372

TOTAL CANADA			81,217,816

DENMARK — (1.9%)
	Coloplast A.S., Class B	22,447	3,540,427
	Novo Nordisk A.S., Class B	216,287	13,796,949
	Pandora A.S.	13,476	479,187

TOTAL DENMARK			17,816,563

FINLAND — (1.1%)
	Elisa Oyj	35,414	2,152,046
	Kesko Oyj, Class A	4,596	74,819
	Kesko Oyj, Class B	49,620	808,513
	Kone Oyj, Class B	34,469	2,087,239
	Neste Oyj	62,881	2,220,675
	Orion Oyj, Class A	1,194	59,002
	Orion Oyj, Class B	19,490	990,449
	Stora Enso Oyj, Class R	38,201	449,418
	UPM-Kymmene Oyj	35,281	967,587
	Wartsila Oyj Abp	48,121	353,219

TOTAL FINLAND			10,162,967

FRANCE — (8.4%)
	Aeroports de Paris	4,620	450,988
#	Air Liquide SA	10,673	1,356,050
*	Airbus SE	49,072	3,107,165
	Arkema SA	14,471	1,204,464
	Bouygues SA	63,039	1,939,594
	Bureau Veritas SA	61,789	1,282,736
	Cie Generale des Etablissements Michelin SCA	51,897	5,014,342
	Danone SA	29,506	2,056,480
	Eiffage SA	22,997	1,879,356
	Electricite de France SA	40,393	321,566
#	Eurofins Scientific SE	3,232	1,787,847
	Faurecia SE	11,017	394,755
	Hermes International	3,485	2,547,779
	Iliad SA	985	146,687
	Ipsen SA	5,526	411,482
#	Kering SA	9,530	4,847,954
	Legrand SA	69,954	4,689,896
	LVMH Moet Hennessy Louis Vuitton SE	40,957	15,833,671
	Orange SA	342,562	4,161,797
	Peugeot SA	152,547	2,162,451
	Publicis Groupe SA	36,110	1,065,929
	Safran SA	37,206	3,459,082
	Sartorius Stedim Biotech	3,772	904,424

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SEB SA	4,781	$573,374
#	Sodexo SA	13,468	1,076,706
	STMicroelectronics NV	116,439	2,998,473
	STMicroelectronics NV	9,659	246,981
	Teleperformance	16,337	3,659,634
	Thales SA	30,317	2,295,940
*	Ubisoft Entertainment SA	19,555	1,454,536
	Valeo SA	48,914	1,121,250
	Vinci SA	81,013	6,636,741

TOTAL FRANCE			81,090,130

GERMANY — (6.8%)
	Adidas AG	20,625	4,721,730
	Bayer AG	95,267	6,265,649
	Bayerische Motoren Werke AG	53,690	3,158,324
	Bechtle AG	5,456	789,033
	Brenntag AG	36,408	1,648,479
	Continental AG	18,849	1,575,050
	Covestro AG	43,320	1,455,167
#	Daimler AG	111,310	3,807,134
	Deutsche Boerse AG	28,076	4,352,859
#*	Deutsche Lufthansa AG	43,426	388,779
	Deutsche Post AG	133,031	3,951,976
	Deutsche Telekom AG	486,363	7,110,440
	E.ON SE	333,869	3,344,455
	Evonik Industries AG	12,785	314,516
	Fielmann AG	2,260	148,607
	Fresenius Medical Care AG & Co. KGaA	51,411	4,029,106
	Fresenius SE & Co. KGaA	69,449	3,008,038
	Fuchs Petrolub SE	3,253	108,753
	Hochtief AG	2,903	227,163
	Infineon Technologies AG	230,358	4,282,568
	KION Group AG	15,229	755,392
	Knorr-Bremse AG	7,723	718,266
	METRO AG	26,051	227,615
	MTU Aero Engines AG	7,735	1,053,317
	Nemetschek SE	10,717	674,259
	Puma SE	19,898	1,249,902
	Rational AG	635	306,435
	RTL Group SA	8,165	271,903
	Symrise AG	20,464	2,073,199
	Telefonica Deutschland Holding AG	210,603	599,115
*	Thyssenkrupp AG	45,688	303,926
	United Internet AG	22,910	788,300
	Volkswagen AG	5,150	761,395
	Wirecard AG	12,917	1,278,234

TOTAL GERMANY			65,749,084

HONG KONG — (2.8%)
	AIA Group, Ltd.	193,000	1,771,309
	ASM Pacific Technology, Ltd.	67,300	680,047
	BOC Aviation, Ltd.	56,200	384,288
	BOC Hong Kong Holdings, Ltd.	519,500	1,594,414
	Cathay Pacific Airways, Ltd.	161,000	191,487
	Chow Tai Fook Jewellery Group, Ltd.	239,200	202,371
	Galaxy Entertainment Group, Ltd.	524,000	3,370,108
	Hang Seng Bank, Ltd.	107,400	1,878,431
	HKT Trust & HKT, Ltd.	1,039,000	1,676,655

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong & China Gas Co., Ltd.	279,000	$500,024
	Hong Kong Exchanges & Clearing, Ltd.	148,937	4,775,238
	Melco International Development, Ltd.	34,000	63,557
#	MGM China Holdings, Ltd.	152,800	188,695
	NagaCorp., Ltd.	364,000	429,608
	PCCW, Ltd.	1,130,000	692,220
	Prada SpA	89,000	288,954
	Sands China, Ltd.	256,400	1,038,034
	Techtronic Industries Co., Ltd.	349,500	2,650,086
#	Vitasoy International Holdings, Ltd.	98,000	349,516
	WH Group, Ltd.	2,645,000	2,522,675
#	Wynn Macau, Ltd.	308,800	533,259
	Xinyi Glass Holdings, Ltd.	462,000	535,068
	Yue Yuen Industrial Holdings, Ltd.	75,500	120,435

TOTAL HONG KONG			26,436,479

IRELAND — (0.4%)
	CRH P.L.C., Sponsored ADR	26,891	809,957
	Kerry Group P.L.C., Class A	6,593	758,905
	Kingspan Group P.L.C.	26,405	1,345,481
	Smurfit Kappa Group P.L.C.	39,020	1,222,350

TOTAL IRELAND			4,136,693

ISRAEL — (0.3%)
	Bank Leumi Le-Israel BM	18,070	97,363
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	59,748
	Elbit Systems, Ltd.	1,780	241,310
#	Elbit Systems, Ltd.	2,759	375,141
	Harel Insurance Investments & Financial Services, Ltd.	4,957	31,916
	ICL, Ltd.	101,843	355,333
	Mizrahi Tefahot Bank, Ltd.	34,750	711,719
*	Nice, Ltd.	376	61,750
#*	Nice, Ltd., Sponsored ADR	3,637	597,559
	Oil Refineries, Ltd.	225,592	62,344
	Shapir Engineering and Industry, Ltd.	19,579	137,260
	Shufersal, Ltd.	12,102	77,669
	Strauss Group, Ltd.	5,852	165,410
*	Tower Semiconductor, Ltd.	3,600	69,246
*	Tower Semiconductor, Ltd.	14,140	277,000

TOTAL ISRAEL			3,320,768

ITALY — (1.6%)
	A2A SpA	20,520	27,973
#	Amplifon SpA	4,547	104,087
	Atlantia SpA	99,079	1,624,226
*	CNH Industrial NV	146,903	918,906
	DiaSorin SpA	3,683	628,031
	Enel SpA	268,165	1,831,686
	Eni SpA	176,546	1,681,834
	Ferrari NV	1,191	186,148
	Ferrari NV	11,060	1,721,157
	Fiat Chrysler Automobiles NV	223,591	1,939,414
	FinecoBank Banca Fineco SpA	86,767	966,725
	Hera SpA	117,592	435,295
	Moncler SpA	33,460	1,258,326
	Recordati SpA	18,638	811,642

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Snam SpA	369,646	$1,658,191

TOTAL ITALY			15,793,641

JAPAN — (23.0%)
	Acom Co., Ltd.	9,200	37,170
	Advantest Corp.	49,800	2,416,367
	Aeon Co., Ltd.	103,500	2,083,619
	Ain Holdings, Inc.	6,300	353,396
	Air Water, Inc.	48,600	655,211
	Aisin Seiki Co., Ltd.	8,900	256,315
	Alps Alpine Co., Ltd.	42,700	440,422
	Asahi Group Holdings, Ltd.	62,700	2,155,959
	Asahi Intecc Co., Ltd.	45,800	1,213,299
	Astellas Pharma, Inc.	273,900	4,530,072
	Bandai Namco Holdings, Inc.	20,800	1,039,301
	Benefit One, Inc.	10,900	191,360
	Bridgestone Corp.	83,700	2,605,355
	Brother Industries, Ltd.	65,000	1,101,652
	Calbee, Inc.	11,300	341,911
	Capcom Co., Ltd.	25,100	769,376
	Chugai Pharmaceutical Co., Ltd.	20,500	2,443,635
	Cosmos Pharmaceutical Corp.	3,000	803,068
	Create SD Holdings Co., Ltd.	2,800	79,781
	CyberAgent, Inc.	22,300	936,287
#	Daifuku Co., Ltd.	20,600	1,441,604
	Daiichikosho Co., Ltd.	7,400	222,105
	Daikin Industries, Ltd.	37,200	4,773,910
#	Daio Paper Corp.	23,700	323,383
	Daito Trust Construction Co., Ltd.	18,400	1,749,572
	Daiwa House Industry Co., Ltd.	101,900	2,582,179
#	Denka Co., Ltd.	12,300	297,165
	DIC Corp.	8,200	190,424
	DMG Mori Co., Ltd.	7,300	74,640
	Elecom Co., Ltd.	5,300	209,012
	en-japan, Inc.	5,300	116,829
	FamilyMart Co., Ltd.	81,400	1,380,351
	Fancl Corp.	17,000	407,545
	Fast Retailing Co., Ltd.	7,900	3,746,550
	FP Corp.	4,300	324,369
	Fuji Electric Co., Ltd.	23,000	548,605
	Fuji Kyuko Co., Ltd.	3,400	98,103
	Fujitsu, Ltd.	32,100	3,118,463
	Fuyo General Lease Co., Ltd.	400	20,000
	GMO internet, Inc.	18,500	402,672
	GMO Payment Gateway, Inc.	9,100	811,259
#	Goldwin, Inc.	2,900	156,127
	GungHo Online Entertainment, Inc.	6,730	104,366
	Hakuhodo DY Holdings, Inc.	35,000	387,729
	Haseko Corp.	75,900	824,016
	Hikari Tsushin, Inc.	4,171	807,214
	Hino Motors, Ltd.	56,800	337,888
	HIS Co., Ltd.	1,400	18,434
	Hitachi Capital Corp.	12,900	249,493
	Hitachi Construction Machinery Co., Ltd.	22,200	520,861
	Hitachi Transport System, Ltd.	11,700	283,974
	Hoya Corp.	48,100	4,386,399
	IHI Corp.	36,400	451,165
	Infomart Corp.	30,200	208,521
	Inpex Corp.	300,000	1,936,528

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Isuzu Motors, Ltd.	88,700	$674,080
#	Ito En, Ltd.	14,500	805,502
	Itochu Techno-Solutions Corp.	18,800	574,426
	Iwatani Corp.	3,700	126,400
	Izumi Co., Ltd.	4,700	137,581
	Japan Airlines Co., Ltd.	1,800	32,108
	Japan Exchange Group, Inc.	108,000	2,008,846
	Japan Tobacco, Inc.	198,100	3,689,227
	JTEKT Corp.	34,000	249,068
	Justsystems Corp.	6,900	421,950
	JXTG Holdings, Inc.	38,000	134,724
#	Kakaku.com, Inc.	26,300	536,660
	Kaken Pharmaceutical Co., Ltd.	5,600	308,232
	Kao Corp.	72,100	5,560,084
	Kawasaki Heavy Industries, Ltd.	34,800	525,830
	KDDI Corp.	316,700	9,172,984
	Keihan Holdings Co., Ltd.	24,400	1,096,675
	Kirin Holdings Co., Ltd.	31,500	607,894
#	Kobe Bussan Co., Ltd.	12,800	618,355
	Koito Manufacturing Co., Ltd.	30,000	1,130,032
	Komatsu, Ltd.	111,000	2,100,222
#	Konami Holdings Corp.	13,600	427,030
#	Kose Corp.	6,800	850,084
	Kotobuki Spirits Co., Ltd.	3,300	128,894
	Kusuri no Aoki Holdings Co., Ltd.	4,400	346,124
	Kyoritsu Maintenance Co., Ltd.	1,800	43,425
	Kyudenko Corp.	8,900	249,529
	Lasertec Corp.	16,600	1,097,866
	Lawson, Inc.	14,800	769,297
#	M3, Inc.	39,600	1,429,321
	Maruwa Unyu Kikan Co., Ltd.	4,600	133,948
	McDonald’s Holdings Co. Japan, Ltd.	12,100	591,639
	MEIJI Holdings Co., Ltd.	21,200	1,472,420
	Minebea Mitsumi, Inc.	111,900	1,819,403
	Mitsubishi Chemical Holdings Corp.	126,000	716,133
	Mitsubishi Heavy Industries, Ltd.	98,800	2,533,590
	Mitsubishi UFJ Lease & Finance Co., Ltd.	111,900	534,327
	Mitsui Chemicals, Inc.	24,600	482,973
#	MonotaRO Co., Ltd.	27,500	883,613
	Morinaga & Co., Ltd.	10,000	410,952
	Morinaga Milk Industry Co., Ltd.	9,100	352,698
	Murata Manufacturing Co., Ltd.	77,700	4,378,159
	NEC Corp.	38,400	1,473,592
	NET One Systems Co., Ltd.	22,830	658,132
	Nichirei Corp.	28,800	720,452
	Nifco, Inc.	20,900	403,553
	Nihon M&A Center, Inc.	31,000	1,011,294
	Nihon Unisys, Ltd.	17,200	497,439
	Nippon Express Co., Ltd.	15,400	752,168
	Nippon Suisan Kaisha, Ltd.	25,400	113,016
	Nipro Corp.	32,500	363,501
	Nissan Chemical Corp.	32,900	1,262,329
	Nissan Motor Co., Ltd.	44,400	151,128
	Nitori Holdings Co., Ltd.	8,600	1,318,171
	Noevir Holdings Co., Ltd.	1,600	74,950
	Nomura Research Institute, Ltd.	31,000	758,912
	NSK, Ltd.	27,900	193,114
	NTT Data Corp.	99,100	1,011,233
	NTT DOCOMO, Inc.	209,400	6,171,274

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Olympus Corp.	138,100	$2,191,214
	Open House Co., Ltd.	15,700	342,230
	Oracle Corp.	4,700	483,856
	Orient Corp.	89,200	102,026
	OSG Corp.	8,300	107,834
	Otsuka Corp.	27,200	1,231,553
	Pan Pacific International Holdings Corp.	63,200	1,224,417
	Panasonic Corp.	367,300	2,799,923
	Park24 Co., Ltd.	31,700	497,721
*	PeptiDream, Inc.	12,500	466,233
	Persol Holdings Co., Ltd.	35,400	407,127
	Pigeon Corp.	26,000	925,856
	Pilot Corp.	3,000	100,508
	Pola Orbis Holdings, Inc.	10,600	189,161
	Rakuten, Inc.	138,200	1,171,830
	Recruit Holdings Co., Ltd.	182,900	5,335,410
	Relo Group, Inc.	21,300	461,409
*	Renesas Electronics Corp.	259,000	1,367,630
	Rengo Co., Ltd.	53,100	413,685
	Ryohin Keikaku Co., Ltd.	73,200	871,190
	Sankyu, Inc.	14,200	545,675
	Sanwa Holdings Corp.	35,000	271,590
	Sapporo Holdings, Ltd.	7,100	135,157
	SCREEN Holdings Co., Ltd.	3,800	183,536
	SCSK Corp.	13,000	588,502
	Seibu Holdings, Inc.	58,800	705,433
	Seiko Epson Corp.	55,600	631,370
	Sekisui Chemical Co., Ltd.	73,000	925,209
	Seria Co., Ltd.	10,900	354,254
	Seven & I Holdings Co., Ltd.	120,200	3,980,669
	Seven Bank, Ltd.	157,000	425,598
	SG Holdings Co., Ltd.	34,500	959,895
	Sharp Corp.	61,000	671,493
#	Shionogi & Co., Ltd.	29,200	1,612,643
#	Ship Healthcare Holdings, Inc.	10,200	461,314
	Shiseido Co., Ltd.	49,400	2,904,384
	Showa Denko K.K	42,800	936,803
	Skylark Holdings Co., Ltd.	55,200	815,939
	SMS Co., Ltd.	12,000	261,556
	Softbank Corp.	205,800	2,802,579
	SoftBank Group Corp.	210,400	9,018,291
	Sony Corp.	207,600	13,359,906
	Stanley Electric Co., Ltd.	8,000	182,275
	SUMCO Corp.	81,900	1,166,018
	Sumitomo Forestry Co., Ltd.	26,200	323,678
	Sumitomo Rubber Industries, Ltd.	49,003	475,649
	Sundrug Co., Ltd.	16,500	564,935
	Sushiro Global Holdings, Ltd.	16,400	252,943
	Suzuki Motor Corp.	43,800	1,397,888
	Sysmex Corp.	19,000	1,312,657
	Taiheiyo Cement Corp.	21,800	427,953
	Taisei Corp.	62,600	1,951,373
	Taiyo Nippon Sanso Corp.	39,200	608,021
	Taiyo Yuden Co., Ltd.	35,100	978,684
	TDK Corp.	23,000	1,982,773
	TechnoPro Holdings, Inc.	6,200	353,188
	Teijin, Ltd.	49,600	791,008
	Terumo Corp.	48,600	1,612,674
	TIS, Inc.	29,900	570,174

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co., Ltd.	900	$44,453
#	Tokai Carbon Co., Ltd.	57,900	478,813
	Tokyo Century Corp.	11,400	389,697
	Tokyo Electron, Ltd.	21,300	4,536,492
	Toshiba TEC Corp.	5,400	175,843
	Tosoh Corp.	47,800	584,199
	Toyo Tire Corp.	26,100	305,612
	Toyota Boshoku Corp.	16,000	199,757
	Trend Micro, Inc.	35,600	1,806,053
	Tsuruha Holdings, Inc.	8,100	1,086,073
	Ube Industries, Ltd.	18,300	306,880
	Ulvac, Inc.	1,500	41,344
	Unicharm Corp.	40,700	1,499,937
	USS Co., Ltd.	40,500	641,311
	Welcia Holdings Co., Ltd.	11,200	813,102
	Workman Co., Ltd.	3,300	208,808
	Yamaha Motor Co., Ltd.	84,700	1,089,731
#	Yaoko Co., Ltd.	4,600	285,127
	Yaskawa Electric Corp.	27,000	880,327
	Yokohama Rubber Co., Ltd. (The)	34,600	440,074
	Z Holdings Corp.	171,000	659,945
	Zenkoku Hosho Co., Ltd.	13,600	396,277
#	Zensho Holdings Co., Ltd.	22,000	433,057
	ZOZO, Inc.	27,700	446,954

TOTAL JAPAN			221,005,940

NETHERLANDS — (3.4%)
*	Adyen NV	1,042	1,030,122
#	ASML Holding NV	9,811	2,865,649
	ASML Holding NV	2,890	833,563
#	Coca-Cola European Partners P.L.C.	13,816	551,778
	Euronext NV	6,710	563,331
#	GrandVision NV	6,983	185,768
#	Heineken NV	24,466	2,082,379
#	Koninklijke Ahold Delhaize NV	232,175	5,637,287
#	Koninklijke KPN NV	1,065,659	2,454,576
*	OCI NV	5,175	62,490
	Randstad NV	31,002	1,247,692
	Unilever NV 904784709	127,954	6,323,487
	Unilever NV NL0000388619	55,102	2,744,040
#	Wolters Kluwer NV	81,646	6,013,420

TOTAL NETHERLANDS			32,595,582

NEW ZEALAND — (0.2%)
*	a2 Milk Co., Ltd.	72,902	867,674
	Air New Zealand, Ltd.	40,841	33,348
	Chorus, Ltd.	53,626	234,026
	Fisher & Paykel Healthcare Corp., Ltd.	2,889	48,266
	Spark New Zealand, Ltd.	344,048	931,101
	Z Energy, Ltd.	2,056	3,873

TOTAL NEW ZEALAND			2,118,288

NORWAY — (0.6%)
	Aker BP ASA	36,288	595,758
	Bakkafrost P/F	1,268	62,561
	Equinor ASA	185,126	2,563,405
	Mowi ASA	6,167	105,622
	Salmar ASA	15,086	587,947

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Telenor ASA	90,931	$1,394,794
	TGS NOPEC Geophysical Co. ASA	5,506	84,321
	Tomra Systems ASA	20,575	683,641

TOTAL NORWAY			6,078,049

PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	47,916	812,345

SINGAPORE — (0.9%)
	Dairy Farm International Holdings, Ltd.	57,800	276,990
	DBS Group Holdings, Ltd.	124,800	1,757,073
	Genting Singapore, Ltd.	899,900	499,326
	Jardine Cycle & Carriage, Ltd.	21,000	298,576
	SATS, Ltd.	122,000	282,649
	Sembcorp Industries, Ltd.	18,000	20,621
#	Singapore Airlines, Ltd.	135,900	587,666
	Singapore Exchange, Ltd.	157,000	1,070,599
	Singapore Technologies Engineering, Ltd.	268,800	650,965
	Singapore Telecommunications, Ltd.	879,900	1,758,249
	Singapore Telecommunications, Ltd.	104,400	206,342
	United Overseas Bank, Ltd.	36,400	520,123
	Venture Corp., Ltd.	58,300	651,542
	Yangzijiang Shipbuilding Holdings Ltd.	50,800	35,226

TOTAL SINGAPORE			8,615,947

SPAIN — (2.3%)
	Acciona SA	5,668	561,782
	ACS Actividades de Construccion y Servicios SA	50,709	1,268,050
	Aena SME SA	16,119	2,040,429
	Amadeus IT Group SA	93,221	4,449,667
	Cellnex Telecom SA	20,124	1,052,581
	Enagas SA	31,498	735,217
	Endesa SA	74,015	1,641,665
	Fomento de Construcciones y Contratas SA	2,605	24,741
	Grifols SA	26,172	893,169
	Industria de Diseno Textil SA	144,831	3,709,468
	Naturgy Energy Group SA	64,529	1,140,065
	Telefonica SA	938,160	4,289,722

TOTAL SPAIN			21,806,556

SWEDEN — (2.3%)
	Atlas Copco AB, Class A	93,487	3,221,979
	Atlas Copco AB, Class B	54,325	1,680,373
	Axfood AB	17,903	380,847
	Beijer Ref AB	15,507	318,630
#	Boliden AB	35,724	720,103
	Electrolux AB, Class B	38,883	531,681
*	Electrolux Professional AB, Class B	38,883	89,518
	Elekta AB, Class B	63,009	572,462
	Epiroc AB, Class A	75,588	756,456
	Epiroc AB, Class B	46,629	460,046
*	Essity AB, Class A	1,336	43,306
*	Essity AB, Class B	33,026	1,069,823
	Evolution Gaming Group AB	21,225	972,032
#	Hennes & Mauritz AB, Class B	102,790	1,405,097
	Indutrade AB	20,561	661,015
	Lifco AB, Class B	5,193	245,461
	Loomis AB, Class B	12,383	301,969

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Millicom International Cellular SA	20,258	$526,426
*	Sandvik AB	87,511	1,346,218
#	Securitas AB, Class B	81,726	966,999
	SKF AB, Class A	1,490	23,513
	SKF AB, Class B	80,608	1,272,285
	Sweco AB, Class B	15,182	518,685
*	Swedish Orphan Biovitrum AB	9,888	189,446
	Volvo AB, Class A	51,048	652,562
	Volvo AB, Class B	270,811	3,470,324

TOTAL SWEDEN			22,397,256

SWITZERLAND — (9.7%)
	Barry Callebaut AG	12	23,496
	EMS-Chemie Holding AG	2,639	1,706,568
	Geberit AG	11,413	5,103,926
	Givaudan SA	1,960	6,572,435
	IWG P.L.C.	37,202	111,246
	Kuehne + Nagel International AG	20,174	2,885,734
	Logitech International SA	914	44,128
	Nestle SA	134,782	14,274,764
	Partners Group Holding AG	5,719	4,506,800
	Roche Holding AG CH0012032048	109,285	37,845,105
	Roche Holding AG CH0012032113	4,290	1,489,942
	Schindler Holding AG	6,159	1,324,465
	SGS SA	1,633	3,683,560
	Sika AG	34,004	5,624,573
	Sonova Holding AG	10,376	1,874,047
	Straumann Holding AG	1,217	925,927
	Swisscom AG	5,968	3,100,924
	Temenos AG	16,019	2,075,766

TOTAL SWITZERLAND			93,173,406

UNITED KINGDOM — (13.5%)
	Admiral Group P.L.C.	51,567	1,504,754
	Anglo American P.L.C.	58,599	1,042,186
	Ashtead Group P.L.C.	143,242	3,912,688
	AstraZeneca P.L.C., Sponsored ADR	223,751	11,697,702
	AstraZeneca P.L.C.	28,081	2,937,048
	Auto Trader Group P.L.C.	191,464	1,102,163
	B&M European Value Retail SA	253,436	1,059,855
	BAE Systems P.L.C.	380,128	2,424,621
	Berkeley Group Holdings P.L.C.	617	32,388
	BHP Group P.L.C., ADR	65,517	2,190,889
	BHP Group P.L.C.	171,304	2,875,333
	BT Group P.L.C.	2,361,220	3,441,527
	Bunzl P.L.C.	89,879	1,950,801
	Burberry Group P.L.C.	127,084	2,206,626
	Burford Capital, Ltd.	13,194	82,882
	Centrica P.L.C.	795,466	397,857
	Coca-Cola HBC AG	25,381	643,122
	Compass Group P.L.C.	263,643	4,436,425
	Croda International P.L.C.	31,416	1,926,416
#	Diageo P.L.C., Sponsored ADR	75,348	10,447,000
	Evraz P.L.C.	96,475	319,699
	Experian P.L.C.	150,867	4,530,591
	Ferguson P.L.C.	39,071	2,817,121
	G4S P.L.C.	34,399	47,222
#	GlaxoSmithKline P.L.C., Sponsored ADR	286,876	12,068,873

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
GlaxoSmithKline P.L.C.	165,344	$3,449,505
Halma P.L.C.	12,630	332,048
Hargreaves Lansdown P.L.C.	67,881	1,228,271
Hikma Pharmaceuticals P.L.C.	11,798	351,392
HomeServe P.L.C.	46,197	647,112
Howden Joinery Group P.L.C.	180,851	1,192,569
Imperial Brands P.L.C.	295,822	6,223,637
International Consolidated Airlines Group SA	65,315	182,189
Intertek Group P.L.C.	40,971	2,445,118
ITV P.L.C.	773,988	743,168
JD Sports Fashion P.L.C.	103,598	686,681
Mondi P.L.C.	89,693	1,583,916
Next P.L.C.	26,205	1,560,209
Persimmon P.L.C.	52,030	1,441,555
# RELX P.L.C., Sponsored ADR	145,881	3,305,663
RELX P.L.C.	8,501	191,798
RELX P.L.C.	28,850	656,515
Rentokil Initial P.L.C.	477,938	2,843,546
Rightmove P.L.C.	171,793	1,074,125
Rio Tinto P.L.C.	8,041	373,252
Rio Tinto P.L.C., Sponsored ADR	102,477	4,733,413
Rolls-Royce Holdings P.L.C.	149,212	617,581
Sage Group P.L.C. (The)	163,894	1,318,116
Smith & Nephew P.L.C.	2,751	53,835
Spirax-Sarco Engineering P.L.C.	19,315	2,113,822
SSE P.L.C.	326,967	5,128,598
St James’s Place P.L.C.	146,227	1,557,051
# Unilever P.L.C., Sponsored ADR	145,820	7,563,683

TOTAL UNITED KINGDOM		129,694,157

UNITED STATES — (0.0%)
# Ovintiv, Inc.	40,998	259,521
# Ovintiv, Inc.	3	19

TOTAL UNITED STATES		259,540

TOTAL COMMON STOCKS		905,520,318

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Bayerische Motoren Werke AG	8,658	406,115
Fuchs Petrolub SE	5,550	215,204
Sartorius AG	7,758	2,179,541
Volkswagen AG	29,443	4,096,439

TOTAL GERMANY		6,897,299

TOTAL INVESTMENT SECURITIES (Cost $946,892,097)		912,417,617

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	4,229,097	48,934,877

TOTAL INVESTMENTS — (100.0%) (Cost $995,818,175)		$961,352,494

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	124	06/19/20	$18,038,949	$17,994,880	$(44,069)

Total Futures Contracts			$18,038,949	$17,994,880	$(44,069)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,817,899	$48,551,123	—	$52,369,022
Austria	—	694,233	—	694,233
Belgium	—	8,175,856	—	8,175,856
Canada	81,217,816	—	—	81,217,816
Denmark	—	17,816,563	—	17,816,563
Finland	—	10,162,967	—	10,162,967
France	246,981	80,843,149	—	81,090,130
Germany	—	65,749,084	—	65,749,084
Hong Kong	—	26,436,479	—	26,436,479
Ireland	809,957	3,326,736	—	4,136,693
Israel	1,041,946	2,278,822	—	3,320,768
Italy	1,721,157	14,072,484	—	15,793,641
Japan	—	221,005,940	—	221,005,940
Netherlands	7,157,050	25,438,532	—	32,595,582
New Zealand	—	2,118,288	—	2,118,288
Norway	—	6,078,049	—	6,078,049
Portugal	—	812,345	—	812,345
Singapore	—	8,615,947	—	8,615,947
Spain	—	21,806,556	—	21,806,556
Sweden	89,518	22,307,738	—	22,397,256
Switzerland	44,128	93,129,278	—	93,173,406
United Kingdom	52,007,223	77,686,934	—	129,694,157
United States	259,540	—	—	259,540
Preferred Stocks
Germany	—	6,897,299	—	6,897,299
Securities Lending Collateral	—	48,934,877	—	48,934,877
Futures Contracts**	(44,069)	—	—	(44,069)

TOTAL	$148,369,146	$812,939,279	—	$961,308,425

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.7%)
BELGIUM — (0.1%)
*	Titan Cement International SA	8,550	$118,284

BRAZIL — (5.5%)
	Alliar Medicos A Frente SA	11,400	21,991
*	Anima Holding SA	7,300	30,581
	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	16,302
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,600	36,190
*	BRF SA	94,895	338,372
	Camil Alimentos SA	21,849	32,786
	Cia Brasileira de Distribuicao, ADR	15,559	189,975
	Cia Brasileira de Distribuicao	11,367	138,422
	Cia de Locacao das Americas	76,602	187,071
	Cia Hering	8,900	24,485
#	Cia Siderurgica Nacional SA, Sponsored ADR	74,967	119,947
	Cia Siderurgica Nacional SA	26,499	43,662
	Cielo SA	216,800	161,865
	Cogna Educacao	259,962	264,843
	Construtora Tenda SA	14,400	61,541
	Cosan SA	37,681	418,116
	CSU Cardsystem SA	9,700	17,588
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,203	123,476
	Direcional Engenharia SA	16,400	26,540
	Duratex SA	77,679	139,133
*	Embraer SA	74,866	119,088
*	Embraer SA, Sponsored ADR	4,209	26,643
	Enauta Participacoes SA	16,500	27,703
	Eucatex SA Industria e Comercio	300	806
*	Even Construtora e Incorporadora SA	15,400	19,088
	Ez Tec Empreendimentos e Participacoes SA	16,398	91,098
*	Gafisa SA	8,699	6,239
	Gerdau SA, Sponsored ADR	121,953	262,199
	Grendene SA	45,300	58,063
	Guararapes Confeccoes SA	28,900	67,761
*	Helbor Empreendimentos SA	81,179	27,767
	Hypera SA	90,300	482,893
	Iguatemi Empresa de Shopping Centers SA	12,700	76,883
	Industrias Romi SA	5,500	11,277
	Iochpe-Maxion SA	29,700	69,418
	JHSF Participacoes SA	68,458	52,371
	JSL SA	17,700	61,193
	Kepler Weber SA	2,200	10,915
	Klabin SA	19,671	64,426
	M Dias Branco SA	19,568	115,150
	Mahle-Metal Leve SA	6,800	21,996
	Marcopolo SA	24,600	12,667
*	Marisa Lojas SA	16,603	20,060
*	Mills Estruturas e Servicos de Engenharia SA	50,500	43,647
	Movida Participacoes SA	36,289	72,072
	MRV Engenharia e Participacoes SA	53,300	148,494
*	Petro Rio SA	6,600	24,820
	Petrobras Distribuidora SA	141,572	508,450
	Porto Seguro SA	11,193	93,222
	Santos Brasil Participacoes SA	30,442	22,840
	Sao Carlos Empreendimentos e Participacoes SA	4,400	28,967
	Sao Martinho SA	43,100	151,384

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ser Educacional SA	11,100	$34,701
	SLC Agricola SA	22,300	98,420
	Sul America SA	82,071	675,385
*	Tecnisa SA	117,300	16,825
	Tegma Gestao Logistica SA	8,500	29,386
	Trisul SA	16,700	24,998
	Tupy SA	23,700	64,503
	Ultrapar Participacoes SA	186,070	496,150
	Unipar Carbocloro SA	1,283	6,901
	Usinas Siderurgicas de Minas Gerais SA	11,800	11,501
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,010	24,622
*	Vulcabras Azaleia SA	13,400	10,399

TOTAL BRAZIL			6,686,277

CANADA — (0.1%)
	Atlas Corp.	10,471	78,114

CHILE — (0.4%)
	CAP SA	15,391	75,121
	Cia Pesquera Camanchaca SA	101,696	6,090
*	Cia Sud Americana de Vapores SA	2,108,793	50,516
*	Empresa Nacional de Telecomunicaciones SA	14,267	86,296
	Grupo Security SA	193,814	34,487
	Itau CorpBanca Chile SA	15,925,805	45,075
	Itau CorpBanca Chile SA, ADR	1,200	5,124
	Latam Airlines Group SA	12,513	47,285
*	Masisa SA	355,430	6,999
	PAZ Corp. SA	11,020	7,167
	Ripley Corp. SA	132,151	41,154
	Sigdo Koppers SA	35,016	33,552
	Sociedad Matriz SAAM SA	630,242	37,064
	Socovesa SA	18,777	4,408

TOTAL CHILE			480,338

CHINA — (25.6%)
	361 Degrees International, Ltd.	154,000	23,365
	AAG Energy Holdings, Ltd.	78,000	12,099
	Agile Group Holdings, Ltd.	252,000	283,442
	Air China, Ltd., Class H	50,000	35,651
	Ajisen China Holdings, Ltd.	105,000	23,371
#*	Aluminum Corp. of China, Ltd., Class H	786,000	165,427
	AMVIG Holdings, Ltd.	52,000	9,940
	Angang Steel Co., Ltd., Class H	324,600	87,505
#	Anton Oilfield Services Group	226,000	14,102
	APT Satellite Holdings, Ltd.	86,000	27,356
	Asia Cement China Holdings Corp.	93,000	107,659
	AviChina Industry & Technology Co., Ltd., Class H	459,000	181,155
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	31,400	24,005
	BAIC Motor Corp., Ltd., Class H	353,500	154,653
	Bank of Chongqing Co., Ltd., Class H	69,500	37,232
	Bank of Tianjin Co., Ltd., Class H	49,000	20,343
	Bank of Zhengzhou Co., Ltd., Class H	109,000	30,204
*	Baoye Group Co., Ltd., Class H	18,000	10,757
	BBMG Corp., Class H	517,000	130,707
	Beijing Capital Co., Ltd., Class A	22,000	10,208
	Beijing Capital International Airport Co., Ltd., Class H	336,000	225,127
	Beijing Capital Land, Ltd., Class H	319,000	71,505

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	$6,732
	Beijing Enterprises Holdings, Ltd.	99,500	352,487
*	Beijing Enterprises Medical & Health Group, Ltd.	768,000	14,492
	Beijing Enterprises Water Group, Ltd.	832,000	322,859
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	15,910
	Beijing North Star Co., Ltd., Class H	176,000	42,751
*	Bitauto Holdings, Ltd., ADR	8,145	99,043
	Brilliance China Automotive Holdings, Ltd.	498,000	460,768
	C C Land Holdings, Ltd.	243,000	56,424
*	Capital Environment Holdings, Ltd.	618,000	9,003
#*	CAR, Inc.	135,000	39,285
	Central China Real Estate, Ltd.	188,000	95,828
	Central China Securities Co., Ltd., Class H	91,000	14,310
	CGN New Energy Holdings Co., Ltd.	310,000	64,200
	Chaowei Power Holdings, Ltd.	63,000	18,050
	Cheetah Mobile, Inc., ADR	12,011	24,623
#	China Aerospace International Holdings, Ltd.	194,000	10,206
	China Aircraft Leasing Group Holdings, Ltd.	51,500	47,480
	China Aoyuan Group, Ltd.	204,000	239,686
	China BlueChemical, Ltd., Class H	456,000	68,061
	China Cinda Asset Management Co., Ltd., Class H	1,385,000	268,436
	China Coal Energy Co., Ltd., Class H	477,000	127,615
	China Communications Services Corp., Ltd., Class H	470,000	335,022
#	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	30,930
*	China Dili Group	286,200	63,873
	China Dongxiang Group Co., Ltd.	768,000	64,021
*	China Eastern Airlines Corp., Ltd., ADR	1,223	24,118
*	China Eastern Airlines Corp., Ltd., Class H	258,000	104,854
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	20,435
	China Energy Engineering Corp., Ltd., Class H	362,000	36,631
	China Everbright Greentech Ltd.	77,000	31,825
	China Everbright, Ltd.	204,000	311,870
	China Financial Services Holdings, Ltd.	212,000	6,380
	China Foods, Ltd.	180,000	59,315
	China Galaxy Securities Co., Ltd., Class H	531,000	269,643
	China Harmony New Energy Auto Holding, Ltd.	129,000	66,640
	China High Speed Transmission Equipment Group Co., Ltd.	26,000	16,476
	China Hongqiao Group, Ltd.	281,000	138,520
	China Huarong Asset Management Co., Ltd., Class H	2,189,000	243,975
*	China Index Holdings, Ltd., ADR	3,410	3,819
	China International Capital Corp., Ltd., Class H	216,000	331,713
	China International Marine Containers Group Co., Ltd., Class H	94,180	83,384
	China Jinmao Holdings Group, Ltd.	788,000	554,800
	China Lesso Group Holdings, Ltd.	17,000	24,360
	China Lilang, Ltd.	100,000	61,277
	China Machinery Engineering Corp., Class H	140,000	38,412
	China Maple Leaf Educational Systems, Ltd.	304,000	89,370
	China Merchants Land, Ltd.	234,000	38,856
	China Merchants Port Holdings Co., Ltd.	248,000	319,192
*	China Modern Dairy Holdings, Ltd.	644,000	68,807
	China National Building Material Co., Ltd., Class H	820,000	1,024,299
*	China Oceanwide Holdings, Ltd.	220,000	6,923
	China Oil & Gas Group, Ltd.	1,080,000	33,953
	China Oilfield Services, Ltd., Class H	274,000	213,423
	China Oriental Group Co., Ltd.	184,000	55,608
	China Overseas Grand Oceans Group, Ltd.	299,000	187,265
*	China Railway Signal & Communication Corp., Ltd., Class H	241,000	119,111
*	China Rare Earth Holdings, Ltd.	104,000	3,881
	China Reinsurance Group Corp., Class H	1,125,000	131,823

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Cement Holdings, Ltd.	382,000	$519,789
	China Resources Medical Holdings Co., Ltd.	140,500	71,371
	China Resources Pharmaceutical Group, Ltd.	308,500	193,747
	China Sanjiang Fine Chemicals Co., Ltd.	104,000	23,237
	China SCE Group Holdings, Ltd.	355,000	155,678
*	China Shanshui Cement Group, Ltd.	159,000	45,133
*	China Shengmu Organic Milk, Ltd.	453,000	12,773
	China Shineway Pharmaceutical Group, Ltd.	66,000	48,916
*	China Silver Group, Ltd.	142,000	10,745
	China South City Holdings, Ltd.	790,000	75,840
	China Southern Airlines Co., Ltd., Class H	336,000	168,010
	China State Construction International Holdings, Ltd.	378,000	293,066
	China Sunshine Paper Holdings Co., Ltd.	71,500	9,109
	China Taiping Insurance Holdings Co., Ltd.	254,800	429,592
*	China Tianrui Group Cement Co., Ltd.	62,000	68,214
	China Traditional Chinese Medicine Holdings Co., Ltd.	424,000	186,099
	China Travel International Investment Hong Kong, Ltd.	440,000	61,607
	China Vast Industrial Urban Development Co., Ltd.	26,000	10,208
	China XLX Fertiliser, Ltd.	34,000	8,416
	China Yongda Automobiles Services Holdings, Ltd.	162,500	163,822
#*	China Yurun Food Group, Ltd.	68,000	5,271
	China ZhengTong Auto Services Holdings, Ltd.	179,500	27,839
#	China Zhongwang Holdings, Ltd.	283,200	68,074
	Chinasoft International, Ltd.	250,000	131,195
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	7,845
	Chongqing Rural Commercial Bank Co., Ltd., Class H	486,000	212,019
	CIFI Holdings Group Co., Ltd.	484,129	369,844
	CIMC Enric Holdings, Ltd.	136,000	63,258
*	CIMC-TianDa Holdings Co., Ltd.	350,000	6,818
	CITIC Resources Holdings, Ltd.	674,000	22,674
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	40,239
	Clear Media, Ltd.	59,000	53,978
#	Colour Life Services Group Co., Ltd.	44,000	20,840
	Concord New Energy Group, Ltd.	1,220,000	49,580
	Consun Pharmaceutical Group, Ltd.	84,000	42,945
	COSCO SHIPPING Development Co., Ltd., Class H	719,000	74,332
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	250,000	163,664
*	COSCO SHIPPING Holdings Co., Ltd., Class H	412,000	119,034
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	34,716
	COSCO SHIPPING Ports, Ltd.	352,324	187,701
	Cosmo Lady China Holdings Co., Ltd.	89,000	11,337
	CP Pokphand Co., Ltd.	1,182,000	102,087
	CPMC Holdings, Ltd.	127,000	45,233
	Dalian Port PDA Co., Ltd., Class H	160,000	14,584
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	23,218
*	Differ Group Holding Co., Ltd.	328,000	20,583
	Digital China Holdings, Ltd.	115,000	61,368
	Dongfang Electric Corp., Ltd., Class H	69,800	37,342
	Dongfeng Motor Group Co., Ltd., Class H	438,000	290,509
	Dongjiang Environmental Co., Ltd., Class H	26,000	19,720
	Dongyue Group, Ltd.	263,000	116,505
	EEKA Fashion Holdings, Ltd.	16,000	14,884
	Everbright Securities Co., Ltd., Class H	48,800	30,122
*	Fang Holdings, Ltd., ADR	9,610	9,994
	Fantasia Holdings Group Co., Ltd.	243,000	46,871
	Far East Horizon, Ltd.	403,000	326,242
	Fosun International, Ltd.	524,500	658,492
	Fufeng Group, Ltd.	328,000	112,418
#*	Fullshare Holdings, Ltd.	1,812,500	26,882

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	GCL-Poly Energy Holdings, Ltd.	2,440,000	$69,442
	Gemdale Properties & Investment Corp., Ltd.	822,000	130,980
	Genertec Universal Medical Group Co., Ltd.	194,000	117,971
*	Glorious Property Holdings, Ltd.	294,000	5,717
	Golden Eagle Retail Group, Ltd.	11,000	10,541
	Goldlion Holdings, Ltd.	43,000	10,711
*	GOME Retail Holdings, Ltd.	1,157,000	134,321
*	Grand Baoxin Auto Group, Ltd.	82,500	9,813
	Great Wall Motor Co., Ltd., Class H	519,000	346,981
	Greatview Aseptic Packaging Co., Ltd.	194,000	71,494
	Greenland Hong Kong Holdings, Ltd.	146,000	54,400
	Greentown China Holdings, Ltd.	149,500	161,559
	Guangshen Railway Co., Ltd., Class H	384,000	81,249
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	303,249
	Guolian Securities Co., Ltd., Class H	32,000	10,292
	Guorui Properties, Ltd.	215,000	35,445
*	Haichang Ocean Park Holdings, Ltd.	141,000	11,192
*	Hainan Meilan International Airport Co., Ltd., Class H	23,000	23,622
	Haitian International Holdings, Ltd.	92,000	162,780
*	Harbin Bank Co., Ltd., Class H	390,000	66,205
*	Harbin Electric Co., Ltd., Class H	164,000	45,393
#*	HC Group, Inc.	68,500	11,541
	Hengdeli Holdings, Ltd.	392,000	15,662
	Hesteel Co., Ltd., Class A	83,100	24,041
*	Hi Sun Technology China, Ltd.	300,000	33,926
	Hisense Home Appliances Group Co., Ltd., Class H	66,000	63,842
	HKC Holdings, Ltd.	15,000	11,406
	Holitech Technology Co., Ltd., Class A	22,900	17,376
*	Honghua Group, Ltd.	435,000	13,364
	Honworld Group, Ltd.	46,500	13,882
	Hopson Development Holdings, Ltd.	118,000	132,165
#	Hua Hong Semiconductor, Ltd.	77,000	148,812
	Huishang Bank Corp., Ltd., Class H	31,000	11,094
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	11,231
	Inspur International, Ltd.	84,000	25,576
*	Jiangnan Group, Ltd.	422,000	16,412
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	25,010
	Jiangxi Copper Co., Ltd., Class H	220,000	214,029
	Jiayuan International Group, Ltd.	48,000	20,008
	Jingrui Holdings, Ltd.	117,000	34,406
#*	JinkoSolar Holding Co., Ltd., ADR	9,125	144,357
	Joy City Property, Ltd.	576,000	46,182
*	JOYY, Inc., ADR	3,100	188,976
	Ju Teng International Holdings, Ltd.	158,000	40,307
	Kaisa Group Holdings, Ltd.	441,000	168,735
*	Kasen International Holdings, Ltd.	79,000	12,697
	Kinetic Mines and Energy, Ltd.	256,000	11,309
	Kingboard Holdings, Ltd.	143,500	350,076
	Kingboard Laminates Holdings, Ltd.	188,000	181,946
	Kunlun Energy Co., Ltd.	726,000	472,986
	KWG Group Holdings, Ltd.	254,000	375,741
#	Lee & Man Chemical Co., Ltd.	22,000	9,035
	Lee & Man Paper Manufacturing, Ltd.	256,000	157,268
	Lee’s Pharmaceutical Holdings, Ltd.	36,500	17,894
	Legend Holdings Corp., Class H	62,800	73,491
*	LexinFintech Holdings, Ltd., ADR	11,115	93,699
#*	Lifestyle China Group, Ltd.	55,500	12,833
	Lonking Holdings, Ltd.	422,000	142,981
	Luye Pharma Group, Ltd.	182,500	88,618

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China, Ltd., Class H	554,000	$96,150
	Minmetals Land, Ltd.	338,000	44,357
	Minth Group, Ltd.	122,000	293,364
#*	MMG, Ltd.	464,000	80,298
	Modern Land China Co., Ltd.	78,000	10,682
*	New World Department Store China, Ltd.	54,000	10,361
	Nexteer Automotive Group, Ltd.	156,000	80,173
	Nine Dragons Paper Holdings, Ltd.	343,000	328,156
	O-Net Technologies Group, Ltd.	52,000	32,303
	Orient Securities Co., Ltd., Class H	95,200	48,909
#*	Panda Green Energy Group, Ltd.	560,000	11,670
	PAX Global Technology, Ltd.	130,000	55,422
	Poly Property Group Co., Ltd.	466,000	163,102
	Pou Sheng International Holdings, Ltd.	428,000	87,432
	Powerlong Real Estate Holdings, Ltd.	242,000	147,805
*	PW Medtech Group, Ltd.	57,000	8,965
	Qingdao Port International Co., Ltd., Class H	30,000	16,143
	Qingling Motors Co., Ltd., Class H	156,000	32,879
	Qinhuangdao Port Co., Ltd., Class H	55,000	9,139
#*	Qudian, Inc., Sponsored ADR	27,129	46,933
	Red Star Macalline Group Corp., Ltd., Class H	82,400	52,333
	Ronshine China Holdings, Ltd.	136,500	142,886
	Sany Heavy Equipment International Holdings Co., Ltd.	34,000	18,263
*	Secoo Holding, Ltd., ADR	6,300	20,034
#*	Semiconductor Manufacturing International Corp.	515,500	967,563
	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	32,170
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	23,000	9,564
	Shanghai Electric Group Co., Ltd., Class H	532,000	163,509
	Shanghai Industrial Holdings, Ltd.	98,000	166,725
	Shanghai Industrial Urban Development Group, Ltd.	492,000	48,496
	Shanghai Jin Jiang Capital Co., Ltd., Class H	208,000	36,975
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	161,500	284,273
	Shengjing Bank Co., Ltd., Class H	107,000	97,788
	Shenzhen International Holdings, Ltd.	186,500	360,450
	Shenzhen Investment, Ltd.	548,068	179,924
	Shimao Property Holdings, Ltd.	182,500	741,839
	Shougang Fushan Resources Group, Ltd.	594,000	118,475
	Shui On Land, Ltd.	795,500	140,934
	Sihuan Pharmaceutical Holdings Group, Ltd.	668,000	66,284
*	Silver Grant International Holdings Group, Ltd.	250,000	34,338
*	SINA Corp.	10,908	368,363
	Sinofert Holdings, Ltd.	356,000	32,866
*	Sinolink Worldwide Holdings, Ltd.	324,000	13,378
	Sino-Ocean Group Holding, Ltd.	642,000	167,206
	Sinopec Engineering Group Co., Ltd., Class H	298,000	142,876
	Sinopec Kantons Holdings, Ltd.	228,000	100,774
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	682,000	185,164
	Sinopharm Group Co., Ltd., Class H	218,800	589,963
	Sinosoft Technology Group, Ltd.	58,000	7,590
	Sinotrans, Ltd., Class H	467,000	113,282
	Sinotruk Hong Kong, Ltd.	140,000	283,856
	Skyworth Group, Ltd.	346,000	79,477
*	Sogou, Inc., ADR	17,395	61,926
	SOHO China, Ltd.	309,500	148,305
*	SPT Energy Group, Inc.	318,000	13,449
	Sun King Power Electronics Group	28,000	4,002
*	Sunshine 100 China Holdings, Ltd.	74,000	13,190
	Symphony Holdings, Ltd.	220,000	26,045
*	Tarena International, Inc., ADR	9,500	48,450

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TCL Electronics Holdings, Ltd.	176,000	$71,853
	Texhong Textile Group, Ltd.	67,500	48,555
*	Textainer Group Holdings, Ltd.	3,871	34,608
	Tian An China Investment Co., Ltd.	85,000	33,981
*	Tian Ge Interactive Holdings, Ltd.	124,000	20,893
	Tian Shan Development Holding, Ltd.	26,000	10,430
	Tiangong International Co., Ltd.	142,000	45,193
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	28,000	8,931
	Tianjin Port Development Holdings, Ltd.	526,000	35,163
#	Tianneng Power International, Ltd.	122,000	119,407
	Tomson Group, Ltd.	62,000	14,325
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	88,744
	Tongda Group Holdings, Ltd.	790,000	50,787
	Trigiant Group, Ltd.	132,000	22,388
*	Tuniu Corp., Sponsored ADR	16,445	13,842
	Wasion Holdings, Ltd.	86,000	29,456
	Weiqiao Textile Co., Class H	68,500	14,269
	West China Cement, Ltd.	394,000	70,222
	Xiamen International Port Co., Ltd., Class H	114,000	10,162
	Xingda International Holdings, Ltd.	142,534	33,929
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	42,674
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	152,678	149,701
*	Xinming China Holdings, Ltd.	36,000	4,930
	Xinyuan Real Estate Co., Ltd., ADR	13,620	35,412
	Xtep International Holdings, Ltd.	282,098	108,358
#*	Xunlei, Ltd., ADR	18,989	69,500
	Yanzhou Coal Mining Co., Ltd., Class H	394,000	299,345
	Yashili International Holdings, Ltd.	83,000	4,764
#*	Yiren Digital, Ltd., ADR	20,914	82,610
*	YuanShengTai Dairy Farm, Ltd.	346,000	14,335
	Yuexiu Property Co., Ltd.	1,388,000	263,900
	Yuzhou Properties Co., Ltd.	343,513	146,348
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	13,899
*	Zhong An Group, Ltd.	490,000	15,049
	Zhongyuan Bank Co., Ltd., Class H	501,000	86,455
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	104,400	319,374
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	269,600	218,264

TOTAL CHINA			31,160,050

COLOMBIA — (0.2%)
	Cementos Argos SA	28,639	28,176
*	Constructora Conconcreto SA	75,537	7,918
	Grupo Argos SA	26,722	62,232
	Grupo de Inversiones Suramericana SA	17,738	96,419

TOTAL COLOMBIA			194,745

GREECE — (0.3%)
*	Alpha Bank AE	63,746	46,549
	Bank of Greece	4,146	59,617
*	Ellaktor SA	40,905	39,978
	Fourlis Holdings SA	1,942	7,607
*	GEK Terna Holding Real Estate Construction SA	1,663	10,617
	Mytilineos SA	21,221	158,243
*	National Bank of Greece SA	18,412	24,968
*	Piraeus Bank SA	33,656	44,921

TOTAL GREECE			392,500

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*	China Agri-Products Exchange, Ltd.	591,408	$5,341
	Shougang Concord International Enterprises Co., Ltd.	72,000	13,659

TOTAL HONG KONG			19,000

INDIA — (11.4%)
	ACC, Ltd.	8,793	135,740
	Adani Enterprises, Ltd.	18,015	33,234
*	Adani Transmissions, Ltd.	47,956	130,329
*	Aditya Birla Capital, Ltd.	73,935	48,812
	Ahluwalia Contracts India, Ltd.	2,928	7,103
	Allcargo Logistics, Ltd.	7,469	7,385
	Amara Raja Batteries, Ltd.	5,736	43,293
	Ambuja Cements, Ltd.	116,199	263,684
	Apar Industries, Ltd.	1,269	5,220
	APL Apollo Tubes, Ltd.	538	10,208
	Apollo Tyres, Ltd.	45,245	57,500
*	Arvind Fashions, Ltd.	4,730	8,716
	Ashok Leyland, Ltd.	157,665	108,260
*	Aster DM Healthcare, Ltd.	13,536	17,698
	Aurobindo Pharma, Ltd.	51,632	422,266
	Bajaj Holdings & Investment, Ltd.	3,755	101,322
	Balkrishna Industries, Ltd.	4,857	59,056
	Balmer Lawrie & Co., Ltd.	10,274	13,649
	Balrampur Chini Mills, Ltd.	25,216	33,153
*	Bank of Baroda	180,835	117,420
*	Bank of Maharashtra	282,064	35,873
	BASF India, Ltd.	722	10,017
	BEML, Ltd.	1,985	15,346
	Bharat Electronics, Ltd.	114,071	109,149
	Bharat Forge, Ltd.	8,131	33,027
	Bharat Heavy Electricals, Ltd.	96,723	28,864
	Bharti Infratel, Ltd.	66,634	154,033
	Birla Corp., Ltd.	3,651	19,828
*	Birlasoft, Ltd.	25,181	24,041
	Brigade Enterprises, Ltd.	10,983	17,218
	BSE, Ltd.	1,384	7,148
	Cadila Healthcare, Ltd.	15,315	65,732
	Can Fin Homes, Ltd.	5,185	21,988
*	Canara Bank	37,034	42,800
	Carborundum Universal, Ltd.	3,044	8,933
	CCL Products India, Ltd.	6,150	15,792
	Ceat, Ltd.	3,566	37,846
	Century Plyboards India, Ltd.	4,677	7,565
	Century Textiles & Industries, Ltd.	5,197	19,998
	Chambal Fertilizers & Chemicals, Ltd.	17,972	30,802
*	Cholamandalam Financial Holdings, Ltd.	12,502	48,963
	Cholamandalam Investment and Finance Co., Ltd.	25,835	54,006
	Cipla, Ltd.	54,009	420,617
	City Union Bank, Ltd.	40,019	75,760
	Cochin Shipyard, Ltd.	3,729	12,290
	Container Corp. Of India, Ltd.	19,155	95,009
	Coromandel International, Ltd.	3,434	26,721
*	Cox & Kings, Ltd.	14,772	224
	Cummins India, Ltd.	12,867	64,070
*	Dalmia Bharat, Ltd.	9,115	63,079
	DCB Bank, Ltd.	29,588	31,344
	DCM Shriram, Ltd.	7,262	26,330
	Delta Corp., Ltd.	12,706	11,514
	Dilip Buildcon, Ltd.	2,926	9,942

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	DLF, Ltd.	129,759	$248,567
	Dr Reddy’s Laboratories, Ltd.	7,033	363,800
	eClerx Services, Ltd.	1,856	11,400
	EID Parry India, Ltd.	13,557	26,133
	EIH, Ltd.	14,347	14,306
	Engineers India, Ltd.	38,600	34,407
	Entertainment Network India, Ltd.	1,756	3,212
	Escorts, Ltd.	10,872	101,798
	Essel Propack, Ltd.	2,691	6,351
	Exide Industries, Ltd.	32,457	67,728
	FDC, Ltd.	8,926	28,719
	Federal Bank, Ltd.	171,960	110,543
	Finolex Cables, Ltd.	10,965	37,060
	Finolex Industries, Ltd.	9,049	48,268
	Firstsource Solutions, Ltd.	28,378	13,200
*	Fortis Healthcare, Ltd.	54,466	91,084
	Future Lifestyle Fashions, Ltd.	5,142	10,587
	GAIL India, Ltd.	160,371	201,121
	Gateway Distriparks, Ltd.	6,382	7,744
	GE T&D India, Ltd.	4,524	5,056
	General Insurance Corp. of India	6,350	11,672
	Glenmark Pharmaceuticals, Ltd.	25,269	111,842
	Godfrey Phillips India, Ltd.	2,269	30,195
	Granules India, Ltd.	23,739	50,428
	Grasim Industries, Ltd.	62,073	414,494
	Great Eastern Shipping Co., Ltd. (The)	11,434	35,597
*	Greaves Cotton, Ltd.	10,604	11,173
	Gujarat Alkalies & Chemicals, Ltd.	4,036	19,326
	Gujarat Ambuja Exports, Ltd.	2,885	4,647
*	Gujarat Fluorochemicals, Ltd.	4,974	20,518
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,707	14,299
	Gujarat Pipavav Port, Ltd.	41,924	31,710
	Gujarat State Petronet, Ltd.	28,438	78,509
	HeidelbergCement India, Ltd.	9,938	20,529
	Hero MotoCorp, Ltd.	11,021	312,369
	HFCL, Ltd.	77,811	11,272
	Hikal, Ltd.	4,944	7,291
	Himadri Speciality Chemical, Ltd.	15,947	10,455
	Hindalco Industries, Ltd.	206,621	349,921
	Hopewell Tableware, Ltd.	2,853	5,311
*	IDFC First Bank, Ltd.	346,340	99,453
	IDFC, Ltd.	157,367	30,270
	IIFL Finance, Ltd.	34,951	35,424
	IIFL Securities, Ltd.	14,244	6,435
	IIFL Wealth Management, Ltd.	2,915	36,390
	India Cements, Ltd. (The)	33,122	45,291
*	Indiabulls Real Estate, Ltd.	37,606	28,867
	Indiabulls Ventures, Ltd.	24,787	34,750
*	Indian Bank	5,727	3,928
	Indian Hotels Co., Ltd. (The)	63,179	66,905
*	Indian Overseas Bank	181,989	18,514
	IndusInd Bank, Ltd.	5,912	36,057
	Infibeam Avenues, Ltd.	27,370	16,156
	Inox Leisure, Ltd.	6,560	18,435
*	Intellect Design Arena, Ltd.	7,781	7,305
	Ipca Laboratories, Ltd.	5,282	112,707
	JB Chemicals & Pharmaceuticals, Ltd.	2,024	14,997
	Jindal Saw, Ltd.	26,493	19,437
*	Jindal Steel & Power, Ltd.	95,949	117,576

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Cement, Ltd.	1,962	$29,147
	JK Lakshmi Cement, Ltd.	5,723	15,108
	JK Paper, Ltd.	13,452	17,515
	JM Financial, Ltd.	39,853	34,163
	JSW Energy, Ltd.	71,185	41,862
	Jubilant Life Sciences, Ltd.	16,322	86,603
*	Just Dial, Ltd.	6,530	34,827
	Jyothy Labs, Ltd.	15,105	23,194
	Kalpataru Power Transmission, Ltd.	5,738	17,606
	Karnataka Bank, Ltd. (The)	36,442	21,128
	Kaveri Seed Co., Ltd.	2,664	13,183
	KEC International, Ltd.	12,519	32,398
	KEI Industries, Ltd.	5,282	20,292
	Kiri Industries, Ltd.	2,791	10,818
	KNR Constructions, Ltd.	3,460	9,579
*	KPIT Technologies, Ltd.	25,181	18,764
	KPR Mill, Ltd.	2,140	13,114
	KRBL, Ltd.	9,700	24,738
	KSB, Ltd.	1,581	10,251
	L&T Finance Holdings, Ltd.	109,117	94,251
	Lakshmi Machine Works, Ltd.	184	5,913
	Laurus Labs, Ltd.	3,813	25,799
	LIC Housing Finance, Ltd.	61,533	230,176
	Lupin, Ltd.	29,890	329,027
	Maharashtra Scooters, Ltd.	427	12,711
	Mahindra & Mahindra Financial Services, Ltd.	44,404	96,978
	Manappuram Finance, Ltd.	48,803	86,049
	Marksans Pharma, Ltd.	26,446	7,017
	MOIL, Ltd.	12,607	21,569
	Motherson Sumi Systems, Ltd.	153,446	178,733
	Motilal Oswal Financial Services, Ltd.	6,018	40,466
	Mphasis, Ltd.	9,535	94,355
	MRF, Ltd.	199	158,539
	Multi Commodity Exchange of India, Ltd.	1,925	27,086
	Muthoot Finance, Ltd.	18,729	215,827
	Natco Pharma, Ltd.	10,685	86,146
	National Aluminium Co., Ltd.	96,361	40,328
	Navin Fluorine International, Ltd.	1,166	24,084
	Navneet Education, Ltd.	13,812	13,248
	NESCO, Ltd.	1,511	8,974
	NIIT Technologies, Ltd.	93	1,480
	NMDC, Ltd.	112,168	119,002
	Oberoi Realty, Ltd.	8,794	39,547
	Omaxe, Ltd.	7,179	14,689
	Persistent Systems, Ltd.	7,143	44,856
	Petronet LNG, Ltd.	70,567	226,686
	Phillips Carbon Black, Ltd.	7,970	8,390
	Phoenix Mills, Ltd. (The)	10,299	74,681
	Piramal Enterprises, Ltd.	11,497	146,776
	PNC Infratech, Ltd.	4,829	7,962
	Polyplex Corp., Ltd.	1,358	7,888
	Power Finance Corp., Ltd.	116,723	147,523
	Praj Industries, Ltd.	13,041	10,593
	Prestige Estates Projects, Ltd.	17,342	39,587
	Prism Johnson, Ltd.	14,680	7,433
	PTC India, Ltd.	49,707	26,269
*	Punjab National Bank	229,667	98,178
*	Quess Corp., Ltd.	5,922	16,466
	Radico Khaitan, Ltd.	9,936	39,041

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	23,364	$21,820
	Rajesh Exports, Ltd.	13,378	109,858
	Rallis India, Ltd.	6,437	18,125
	Ramco Cements, Ltd. (The)	10,687	78,358
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	11,803
	Ratnamani Metals & Tubes, Ltd.	1,522	18,472
	RBL Bank, Ltd.	50,255	86,518
	REC, Ltd.	76,071	95,935
	Redington India, Ltd.	44,660	44,140
	Sequent Scientific, Ltd.	12,143	12,148
	Shilpa Medicare, Ltd.	6,393	30,597
	Shriram City Union Finance, Ltd.	2,224	21,580
	Shriram Transport Finance Co., Ltd.	21,140	219,346
	Sobha, Ltd.	8,336	22,200
	Sonata Software, Ltd.	8,472	24,006
	South Indian Bank, Ltd. (The)	177,967	13,890
	SRF, Ltd.	2,381	116,692
	Steel Authority of India, Ltd.	182,562	76,082
	Sterlite Technologies, Ltd.	24,981	29,596
	Strides Pharma Science, Ltd.	9,046	51,750
	Sun TV Network, Ltd.	12,205	62,058
	Sundaram Finance, Ltd.	3,497	58,827
	Sundaram-Clayton, Ltd.	330	6,262
	Sunteck Realty, Ltd.	7,768	20,381
	Suprajit Engineering, Ltd.	2,470	3,948
	Tata Chemicals, Ltd.	11,231	41,988
	Tata Consumer Products, Ltd.	67,382	313,201
*	Tata Motors, Ltd.	221,606	269,773
	Tata Steel, Ltd.	73,230	283,664
*	Techno Electric & Engineering Co., Ltd.	5,232	14,756
	Thermax, Ltd.	1,993	19,233
	Timken India, Ltd.	1,401	16,552
	Transport Corp. of India, Ltd.	5,527	12,474
	TV Today Network, Ltd.	2,698	7,002
*	TV18 Broadcast, Ltd.	68,802	17,758
*	UCO Bank	110,238	18,699
	Uflex, Ltd.	2,494	6,066
*	Union Bank of India	56,092	20,177
	UPL, Ltd.	75,705	411,897
	Vaibhav Global, Ltd.	1,289	16,194
	Vakrangee, Ltd.	41,844	14,068
	Vardhman Textiles, Ltd.	1,259	10,788
	Vedanta, Ltd.	265,631	307,041
	Vesuvius India, Ltd.	611	7,509
	Welspun Corp., Ltd.	9,965	8,389
	Welspun India, Ltd.	46,870	16,301
*	Wockhardt, Ltd.	6,912	23,378
	Yes Bank, Ltd.	110,140	40,847
	Zee Entertainment Enterprises, Ltd.	163,180	342,538
	Zensar Technologies, Ltd.	12,992	14,517

TOTAL INDIA			13,859,271

INDONESIA — (1.5%)
	Adaro Energy Tbk PT	2,432,800	149,084
	Adhi Karya Persero Tbk PT	334,900	12,301
	AKR Corporindo Tbk PT	101,800	16,315
*	Alam Sutera Realty Tbk PT	1,815,300	14,273
	Aneka Tambang Tbk	1,313,000	44,868
	Astra Agro Lestari Tbk PT	89,800	36,558

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra Otoparts Tbk PT	136,000	$7,089
*	Bank Bukopin Tbk	1,313,400	10,476
	Bank Maybank Indonesia Tbk PT	505,700	5,083
*	Bank Pan Indonesia Tbk PT	434,700	21,789
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	14,281
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	11,924
*	Bank Permata Tbk PT	492,900	40,731
	Bank Tabungan Negara Persero Tbk PT	749,000	44,110
	BFI Finance Indonesia Tbk PT	527,800	11,616
	BISI International Tbk PT	103,400	6,308
	Bukit Asam Tbk PT	478,400	59,888
*	Bumi Serpong Damai Tbk PT	1,370,300	64,467
	Ciputra Development Tbk PT	1,575,600	56,799
*	Delta Dunia Makmur Tbk PT	807,300	7,280
*	Eagle High Plantations Tbk PT	2,031,300	10,845
	Elnusa Tbk PT	848,700	11,101
	Erajaya Swasembada Tbk PT	263,400	22,034
*	Garuda Indonesia Persero Tbk PT	510,900	6,431
*	Global Mediacom Tbk PT	1,139,900	15,845
	Indah Kiat Pulp & Paper Corp. Tbk PT	362,300	133,737
	Indika Energy Tbk PT	242,700	12,809
	Indo Tambangraya Megah Tbk PT	58,000	27,960
	Indofood Sukses Makmur Tbk PT	446,300	194,727
	Indo-Rama Synthetics Tbk PT	18,700	2,624
	Intiland Development Tbk PT	545,900	8,148
	Japfa Comfeed Indonesia Tbk PT	390,700	25,429
	KMI Wire & Cable Tbk PT	225,000	6,016
*	Krakatau Steel Persero Tbk PT	285,400	3,290
*	Lippo Karawaci Tbk PT	5,967,260	64,277
	Malindo Feedmill Tbk PT	206,200	7,820
*	Medco Energi Internasional Tbk PT	1,195,600	36,004
	Media Nusantara Citra Tbk PT	406,300	24,778
*	MNC Land Tbk PT	4,502,000	34,606
*	Modernland Realty Tbk PT	1,721,200	9,077
	Pabrik Kertas Tjiwi Kimia Tbk PT	16,500	5,489
	Pakuwon Jati Tbk PT	1,447,300	36,345
	Pan Brothers Tbk PT	402,700	3,915
*	Panin Financial Tbk PT	2,708,800	32,933
*	Paninvest Tbk PT	140,700	6,972
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	27,711
	PP Persero Tbk PT	551,300	24,520
	Ramayana Lestari Sentosa Tbk PT	331,500	12,761
*	Rimo International Lestari Tbk PT	3,228,000	10,850
*	Sentul City Tbk PT	3,986,600	13,362
*	Siloam International Hospitals Tbk PT	44,700	15,681
	Sri Rejeki Isman Tbk PT	1,753,600	18,915
	Summarecon Agung Tbk PT	161,600	4,781
	Surya Semesta Internusa Tbk PT	883,000	18,018
	Tempo Scan Pacific Tbk PT	82,400	6,806
	Timah Tbk PT	620,300	19,265
*	Trada Alam Minera Tbk PT	2,672,100	8,982
	Tunas Baru Lampung Tbk PT	469,000	16,667
*	Vale Indonesia Tbk PT	394,200	67,457
*	Visi Media Asia Tbk PT	817,200	2,747
	Waskita Beton Precast Tbk PT	1,916,000	18,862
	Waskita Karya Persero Tbk PT	803,100	32,454
	Wijaya Karya Beton Tbk PT	212,800	3,360
	Wijaya Karya Persero Tbk PT	568,600	35,957

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	XL Axiata Tbk PT	542,400	$91,917

TOTAL INDONESIA			1,829,525

MALAYSIA — (2.7%)
	Aeon Co. M Bhd	96,000	25,098
	AEON Credit Service M Bhd	11,700	24,677
*	AFFIN Bank Bhd	44,500	15,699
#	AirAsia Group Bhd	416,500	78,250
	Alliance Bank Malaysia Bhd	147,400	66,610
	Allianz Malaysia Bhd	10,500	34,155
	AMMB Holdings Bhd	269,900	186,425
	Batu Kawan Bhd	29,200	86,761
*	Berjaya Corp. Bhd	447,700	20,231
	BIMB Holdings Bhd	48,100	35,338
*	Bumi Armada Bhd	375,700	14,382
	Cahya Mata Sarawak Bhd	118,100	37,678
*	Dayang Enterprise Holdings Bhd	67,320	19,575
	DRB-Hicom Bhd	151,400	49,325
*	Eco World Development Group Bhd	136,900	12,926
	Ekovest BHD	254,400	28,639
*	FGV Holdings Bhd	176,600	34,650
	Gamuda Bhd	272,633	203,212
	Genting Malaysia Bhd	626,800	344,531
	Genting Plantations Bhd	30,800	68,113
*	Hengyuan Refining Co. Bhd	22,900	16,521
	Hong Leong Industries Bhd	5,000	9,519
	IGB Bhd	40,029	22,977
	IJM Corp. Bhd	331,500	127,466
	IOI Properties Group Bhd	161,100	38,006
#*	Iskandar Waterfront City Bhd	81,900	9,498
#*	JAKS Resources Bhd	100,200	24,013
	Keck Seng Malaysia Bhd	8,000	6,783
*	KNM Group Bhd	566,400	17,687
	Magni-Tech Industries Bhd	19,900	8,655
	Magnum Bhd	171,400	87,470
	Mah Sing Group Bhd	151,300	15,226
	Malayan Flour Mills Bhd	227,800	29,418
	Malaysia Airports Holdings Bhd	128,800	156,593
	Malaysia Building Society Bhd	264,456	38,902
	Malaysian Pacific Industries Bhd	17,000	42,892
	Malaysian Resources Corp. Bhd	347,700	38,877
	Matrix Concepts Holdings Bhd	65,700	25,603
	MBM Resources BHD	12,800	8,630
	Mega First Corp. Bhd	51,200	59,176
	MKH Bhd	39,000	9,204
	MMC Corp. Bhd	133,100	21,246
	Muhibbah Engineering M Bhd	39,300	9,397
	Oriental Holdings BHD	46,900	54,726
#	OSK Holdings Bhd	194,800	35,250
*	Perdana Petroleum Bhd	243,500	9,317
	Petron Malaysia Refining & Marketing Bhd	7,600	7,055
	Pos Malaysia Bhd	65,900	13,237
	Sapura Energy Bhd	781,500	15,319
	Sarawak Oil Palms Bhd	14,200	7,927
	Scientex Bhd	24,100	46,416
	Sime Darby Bhd	384,000	177,871
	Sime Darby Property Bhd	224,900	33,871
	SKP Resources Bhd	20,600	5,476
	SP Setia Bhd Group	403,899	75,704

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Sunway Bhd	352,223	$127,925
	Ta Ann Holdings Bhd	59,700	30,919
	TA Enterprise Bhd	176,800	20,468
	Taliworks Corp. Bhd	104,800	19,943
	TIME dotCom Bhd	4,500	10,231
*	Tropicana Corp. Bhd	59,534	11,087
	TSH Resources Bhd	65,000	10,290
*	UEM Sunrise Bhd	183,900	18,177
	UMW Holdings Bhd	40,500	19,961
#	United Malacca Bhd	18,300	18,704
	UOA Development Bhd	19,100	7,402
*	Velesto Energy Bhd	274,400	9,253
	VS Industry Bhd	180,500	38,518
*	WCT Holdings Bhd	127,194	14,813
	Yinson Holdings Bhd	104,500	125,668
#*	YNH Property Bhd	32,000	18,610
	YTL Corp. Bhd	558,800	98,987

TOTAL MALAYSIA			3,293,159

MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	25,687	19,947
	Alfa S.A.B. de C.V., Class A	479,995	196,571
	Alpek S.A.B. de C.V.	60,630	28,679
*	Alsea S.A.B. de C.V.	39,700	32,582
	Banco del Bajio SA	108,947	85,888
	Cemex S.A.B. de C.V.	3,034,480	642,125
	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	66,644	20,850
	Consorcio ARA S.A.B. de C.V.	98,355	12,202
	Corporativo Fragua S.A.B. de C.V.	256	2,422
	Corpovael S.A. de C.V.	19,681	3,667
	Credito Real S.A.B. de C.V. SOFOM ER	36,056	21,468
	Cydsa S.A.B. de C.V.	30,882	25,896
#	El Puerto de Liverpool S.A.B. de C.V.	21,537	54,367
*	Elementia S.A.B. de C.V.	5,664	1,441
*	Genomma Lab Internacional S.A.B. de C.V., Class B	25,313	20,165
#	Gentera S.A.B. de C.V.	164,390	66,094
*	Grupo Aeromexico S.A.B. de C.V.	50,391	19,549
	Grupo Carso S.A.B. de C.V.	9,572	19,016
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	41,368	119,894
	Grupo Comercial Chedraui S.A. de C.V.	69,844	83,230
	Grupo Herdez S.A.B. de C.V.	18,209	22,658
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	7,942
	Grupo Industrial Saltillo S.A.B. de C.V.	23,893	17,106
#	Grupo KUO S.A.B. de C.V.	12,255	24,306
	Grupo Lala S.A.B. de C.V.	31,650	14,905
#	Grupo Rotoplas S.A.B. de C.V.	27,477	15,516
	Grupo Sanborns S.A.B. de C.V.	21,500	20,518
	Grupo Televisa S.A.B	416,261	440,942
#*	Grupo Traxion S.A.B. de C.V.	62,259	31,851
	Industrias Bachoco S.A.B. de C.V., Class B	20,258	59,149
	Industrias CH S.A.B. de C.V.	11,503	38,183
	Industrias Penoles S.A.B. de C.V.	23,732	181,675
*	La Comer S.A.B. de C.V.	61,405	64,154
*	Medica Sur S.A.B. de C.V.	15,169	8,151
	Megacable Holdings S.A.B. de C.V.	7,617	18,963
	Orbia Advance Corp. S.A.B. de C.V.	215,835	256,752
#	Organizacion Cultiba S.A.B. de C.V.	34,117	15,571
	Organizacion Soriana S.A.B. de C.V., Class B	24,718	18,338
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,215	10,937

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	TV Azteca S.A.B. de C.V.	320,008	$5,696
	Unifin Financiera S.A.B. de C.V.	21,034	11,433
*	Vitro S.A.B. de C.V., Class A	24,646	22,958

TOTAL MEXICO			2,783,757

PHILIPPINES — (1.1%)
*	Alliance Global Group, Inc.	791,800	100,748
	Altus San Nicolas Corp.	5,560	214
	Asia United Bank Corp.	8,110	7,702
	Belle Corp.	525,000	14,262
	Bloomberry Resorts Corp.	129,000	14,269
	Cebu Air, Inc.	38,560	36,885
	China Banking Corp.	123,600	48,112
	Cosco Capital, Inc.	303,100	29,756
	DMCI Holdings, Inc.	691,100	56,193
*	East West Banking Corp.	22,500	3,494
	Emperador, Inc.	72,700	11,392
	Filinvest Development Corp.	121,800	20,628
	Filinvest Land, Inc.	1,703,000	31,861
	First Philippine Holdings Corp.	31,550	35,855
	GT Capital Holdings, Inc.	8,089	72,422
	Integrated Micro-Electronics, Inc.	72,600	8,440
	Lopez Holdings Corp.	173,300	8,962
	LT Group, Inc.	356,400	54,468
	Megaworld Corp.	2,151,700	108,581
	Metropolitan Bank & Trust Co.	212,100	162,219
	Nickel Asia Corp.	405,000	13,493
	Petron Corp.	459,700	29,004
	Philex Mining Corp.	146,000	6,635
*	Philippine National Bank	57,773	27,314
	Pilipinas Shell Petroleum Corp.	66,900	24,484
	RFM Corp.	109,000	9,724
	Rizal Commercial Banking Corp.	68,400	22,376
	Robinsons Land Corp.	268,700	79,391
	Robinsons Retail Holdings, Inc.	47,150	62,268
	Security Bank Corp.	39,720	80,349
	Semirara Mining & Power Corp.	80,500	19,107
*	Top Frontier Investment Holdings, Inc.	3,090	8,653
	Union Bank Of Philippines	37,880	40,545
	Vista Land & Lifescapes, Inc.	717,200	61,127

TOTAL PHILIPPINES			1,310,933

POLAND — (1.1%)
	Agora SA	3,156	5,857
	Amica SA	667	15,764
	Asseco Poland SA	3,567	57,642
*	Bank Millennium SA	111,118	75,674
*	Bank Ochrony Srodowiska SA	9,478	11,006
*	Ciech SA	4,740	45,621
*	Develia SA	39,555	18,948
	Echo Investment SA	2,077	2,245
*	Enea SA	56,993	76,982
*	Fabryki Mebli Forte SA	1,537	7,150
	Famur SA	25,903	12,969
*	Grupa Azoty SA	7,205	46,222
	Grupa Lotos SA	17,695	268,526
	Kernel Holding SA	10,706	103,685
	KRUK SA	3,643	69,253

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Lubelski Wegiel Bogdanka SA	1,563	$7,979
*	mBank SA	3,149	167,698
*	Netia SA	19,625	18,755
*	PGE Polska Grupa Energetyczna SA	173,769	173,801
	Stalexport Autostrady SA	16,406	11,458
#*	Tauron Polska Energia SA	252,784	69,404
*	VRG SA	22,122	14,809

TOTAL POLAND			1,281,448

QATAR — (0.2%)
	Aamal Co.	158,196	26,030
	Barwa Real Estate Co.	78,207	61,427
*	Doha Bank QPSC	33,834	18,712
*	Gulf International Services QSC	58,849	20,740
*	Mazaya Qatar Real Estate Development QSC	74,312	13,446
	Ooredoo QPSC	8,080	14,135
	Qatar Insurance Co. SAQ	36,636	20,087
	Qatar Navigation QSC	15,453	24,116
*	Salam International Investment, Ltd. QSC	139,423	11,971
	United Development Co. QSC	48,840	14,153

TOTAL QATAR			224,817

RUSSIA — (1.2%)
	Etalon Group P.L.C., GDR	14,720	16,781
	Globaltrans Investment P.L.C., GDR	4,355	24,656
	Globaltrans Investment P.L.C., GDR	12,439	70,405
	LSR Group PJSC, GDR	30,374	50,178
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	108,300
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	67,334
*	Mail.Ru Group, Ltd., GDR	13,636	245,448
	Novolipetsk Steel PJSC, GDR	15,222	262,579
	PhosAgro PJSC, GDR	12,002	144,984
	QIWI P.L.C., Sponsored ADR	7,340	89,695
	Ros Agro P.L.C., GDR	13,947	117,992
	RusHydro PJSC, ADR	106,216	89,752
	TMK PJSC, GDR	3,822	11,542
	VEON, Ltd., ADR	31,000	53,010
	VTB Bank PJSC, GDR	148,895	140,557

TOTAL RUSSIA			1,493,213

SAUDI ARABIA — (0.1%)
*	Etihad Etisalat Co.	12,659	93,504
	Sahara International Petrochemical Co.	2,100	8,555
*	Saudi Kayan Petrochemical Co.	8,962	20,578

TOTAL SAUDI ARABIA			122,637

SOUTH AFRICA — (4.0%)
	Adcock Ingram Holdings, Ltd.	6,350	15,255
	Adcorp Holdings, Ltd.	7,281	1,638
	Advtech, Ltd.	106,246	49,894
	AECI, Ltd.	18,205	72,978
	African Oxygen, Ltd.	17,052	15,180
	African Rainbow Minerals, Ltd.	17,694	129,507
	Alexander Forbes Group Holdings, Ltd.	122,324	26,552
	Allied Electronics Corp., Ltd., Class A	24,753	27,419
	AngloGold Ashanti, Ltd.	10,062	245,615
*	Aspen Pharmacare Holdings, Ltd.	35,010	218,382

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Assore, Ltd.	5,046	$85,715
	Astral Foods, Ltd.	6,962	72,477
	Barloworld, Ltd.	42,340	155,337
*	Brait SE	80,196	17,069
	Cashbuild, Ltd.	2,942	23,902
	Caxton and CTP Publishers and Printers, Ltd.	20,301	5,405
	DataTec, Ltd.	40,652	53,509
	Discovery, Ltd.	34,678	181,939
	Distell Group Holdings, Ltd.	9,294	39,632
	Exxaro Resources, Ltd.	46,279	268,660
	Foschini Group, Ltd. (The)	29,501	115,748
	Gold Fields, Ltd.	18,094	134,685
	Gold Fields, Ltd., Sponsored ADR	19,408	142,455
	Grindrod, Ltd.	61,737	11,594
*	Harmony Gold Mining Co., Ltd.	36,275	133,501
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	171,056
	Hudaco Industries, Ltd.	3,955	14,341
	Imperial Logistics, Ltd.	22,265	39,155
	Lewis Group, Ltd.	6,721	5,724
	Liberty Holdings, Ltd.	21,020	79,711
	Life Healthcare Group Holdings, Ltd.	241,907	232,581
*	Long4Life, Ltd.	88,335	13,159
*	Massmart Holdings, Ltd.	14,743	19,664
	Metair Investments, Ltd.	31,298	25,058
	Momentum Metropolitan Holdings	126,484	118,350
	Mpact, Ltd.	21,681	8,968
	Nedbank Group, Ltd.	54,959	319,502
	Oceana Group, Ltd.	10,429	34,450
*	Omnia Holdings, Ltd.	34,679	43,986
	Pepkor Holdings, Ltd.	149,890	97,852
	Peregrine Holdings, Ltd.	32,244	32,759
*	PPC, Ltd.	71,391	4,771
	PSG Group, Ltd.	15,025	128,325
	Raubex Group, Ltd.	35,771	33,097
	RCL Foods, Ltd.	30,615	15,819
	Reunert, Ltd.	29,690	64,100
	RFG Holdings, Ltd.	6,432	5,062
*	Royal Bafokeng Platinum, Ltd.	12,976	23,032
*	Sappi, Ltd.	64,167	77,989
*	Sasol, Ltd.	29,471	139,866
*	Sibanye Stillwater, Ltd.	270,052	550,142
*	Sun International, Ltd.	6,254	5,575
*	Super Group, Ltd.	10,417	7,843
	Telkom SA SOC, Ltd.	45,605	50,564
	Transaction Capital, Ltd.	26,716	21,852
	Truworths International, Ltd.	90,224	142,424
	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	47,818

TOTAL SOUTH AFRICA			4,818,643

SOUTH KOREA — (13.7%)
*	Able C&C Co., Ltd.	1,801	15,018
	Aekyung Petrochemical Co., Ltd.	4,211	24,636
*	AeroSpace Technology of Korea, Inc.	2,347	8,691
*	Agabang&Company	4,166	11,507
	AK Holdings, Inc.	985	20,411
*	ALUKO Co., Ltd.	8,599	13,420
*	Amotech Co., Ltd.	791	13,651
	Asia Cement Co., Ltd.	269	15,049
	ASIA Holdings Co., Ltd.	91	6,258

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Paper Manufacturing Co., Ltd.	1,081	$28,843
*	Asiana Airlines, Inc.	17,738	61,185
	Autech Corp.	1,278	9,919
	BGF Co., Ltd.	4,573	18,121
	Binggrae Co., Ltd.	1,100	57,958
	BNK Financial Group, Inc.	37,690	156,741
	Busan City Gas Co., Ltd.	286	8,444
*	Byucksan Corp.	8,914	11,581
*	Capro Corp.	7,250	19,190
	Chongkundang Holdings Corp.	732	68,623
	Chosun Refractories Co., Ltd.	302	18,678
	CJ CheilJedang Corp.	1,302	292,885
	CJ Corp.	1,933	129,109
	CJ ENM Co., Ltd.	1,203	126,563
	CJ Freshway Corp.	524	9,020
*	CJ Logistics Corp.	1,894	230,021
	CKD Bio Corp.	512	12,746
	Com2uSCorp.	2,163	190,474
	CS Wind Corp.	67	1,769
	Cuckoo Holdings Co., Ltd.	112	8,343
	D.I Corp.	3,646	9,745
	Dae Dong Industrial Co., Ltd.	3,607	13,426
	Dae Han Flour Mills Co., Ltd.	144	15,409
	Dae Won Kang Up Co., Ltd.	5,249	12,473
	Daeduck Electronics Co.	3,726	25,106
	Daekyo Co., Ltd.	5,085	19,893
	Daelim Industrial Co., Ltd.	4,178	301,459
	Daesang Corp.	3,678	66,410
	Daewon Pharmaceutical Co., Ltd.	1,742	21,138
*	Daewoo Engineering & Construction Co., Ltd.	52,219	153,217
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	91,000
	Daewoong Co., Ltd.	4,033	57,507
	Daihan Pharmaceutical Co., Ltd.	375	9,156
	Daishin Securities Co., Ltd.	7,524	61,546
*	Danal Co., Ltd.	6,555	22,564
	Daou Data Corp.	2,532	17,032
	Daou Technology, Inc.	7,451	100,456
	DB Financial Investment Co., Ltd.	3,038	8,818
	DB Insurance Co., Ltd.	7,241	264,478
*	Deutsch Motors, Inc.	4,640	25,542
	DGB Financial Group, Inc.	22,332	96,943
	DI Dong Il Corp.	183	9,205
	DMS Co., Ltd.	4,659	15,590
	Dong-A ST Co., Ltd.	625	46,908
	Dong-Ah Geological Engineering Co., Ltd.	1,088	15,564
*	Dongkuk Steel Mill Co., Ltd.	9,676	33,814
	DONGSUNG Corp.	4,993	16,890
	Dongwha Pharm Co., Ltd.	3,593	33,170
	Dongwon Development Co., Ltd.	7,989	23,386
	Dongwon F&B Co., Ltd.	317	51,522
	Dongwon Industries Co., Ltd.	277	51,772
	Dongwon Systems Corp.	626	11,311
	Doosan Bobcat, Inc.	9,419	182,308
	Doosan Co., Ltd.	694	23,117
*	Doosan Fuel Cell Co., Ltd.	2,324	14,306
*	Doosan Heavy Industries & Construction Co., Ltd.	25,676	83,408
*	Doosan Infracore Co., Ltd.	26,485	93,182
*	Doosan Solus Co., Ltd.	1,281	34,921
	DoubleUGames Co., Ltd.	1,561	74,298

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DTR Automotive Corp.	739	$15,331
	e Tec E&C, Ltd.	342	23,075
	Easy Bio, Inc.	5,999	20,974
	E-MART, Inc.	2,778	273,746
*	EM-Tech Co., Ltd.	2,190	14,736
	ENF Technology Co., Ltd.	1,688	36,833
	Estechpharma Co., Ltd.	2,467	19,580
	Eugene Corp.	10,128	34,574
	Eugene Investment & Securities Co., Ltd.	5,644	13,139
*	Eusu Holdings Co., Ltd.	1,669	8,152
	Fila Holdings Corp.	6,389	182,664
	Fursys, Inc.	403	9,144
	Geumhwa PSC Co., Ltd.	408	9,432
	Green Cross Corp.	1,124	137,279
	Green Cross Holdings Corp.	2,287	39,866
	GS Engineering & Construction Corp.	8,577	179,086
*	GS Global Corp.	11,688	17,040
	GS Holdings Corp.	7,283	229,162
	GS Home Shopping, Inc.	574	60,139
	GS Retail Co., Ltd.	5,021	156,447
	Gwangju Shinsegae Co., Ltd.	63	7,571
	Halla Holdings Corp.	1,256	31,150
	Han Kuk Carbon Co., Ltd.	4,578	25,961
	Hana Micron, Inc.	5,202	20,590
*	Hancom, Inc.	3,919	40,454
	Handok, Inc.	1,372	25,296
	Handsome Co., Ltd.	2,491	50,259
	Hanjin Transportation Co., Ltd.	788	29,927
	Hankook Tire & Technology Co., Ltd.	10,450	183,342
	Hansae Co., Ltd.	2,823	27,806
	Hansae Yes24 Holdings Co., Ltd.	3,050	13,165
	Hanshin Construction	1,431	15,452
*	Hansol Holdings Co., Ltd.	5,410	13,320
*	Hansol HomeDeco Co., Ltd.	11,444	8,426
	Hansol Paper Co., Ltd.	3,482	44,997
*	Hansol Technics Co., Ltd.	5,142	25,518
*	Hanwha Aerospace Co., Ltd.	4,721	103,978
	Hanwha Corp.	7,084	120,832
*	Hanwha Investment & Securities Co., Ltd.	19,019	27,784
	Hanwha Life Insurance Co., Ltd.	80,405	119,800
	Hanwha Solutions Corp.	17,310	207,166
	Hanyang Eng Co., Ltd.	2,207	18,223
	Harim Holdings Co., Ltd.	4,838	25,430
	HDC Holdings Co., Ltd.	6,375	48,906
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	18,556
	Hitejinro Holdings Co., Ltd.	1,504	16,761
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	22,619
	HS Industries Co., Ltd.	8,886	60,027
	Huchems Fine Chemical Corp.	4,631	66,812
	Huons Global Co., Ltd.	874	22,664
	Huvis Corp.	1,579	7,050
	HwaSung Industrial Co., Ltd.	1,665	12,459
	Hy-Lok Corp.	1,868	18,639
*	Hyosung Advanced Materials Corp.	348	23,413
	Hyosung Chemical Corp.	299	28,311
	Hyosung Corp.	1,147	65,639
	Hyosung TNC Co., Ltd.	519	55,534
*	Hyundai Construction Equipment Co., Ltd.	1,632	24,715
	Hyundai Corp.	1,610	19,387

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Department Store Co., Ltd.	1,989	$118,676
*	Hyundai Electric & Energy System Co., Ltd.	1,540	10,425
	Hyundai Engineering & Construction Co., Ltd.	719	20,843
	Hyundai Greenfood Co., Ltd.	8,026	53,817
	Hyundai Home Shopping Network Corp.	898	53,062
	Hyundai Hy Communications & Networks Co., Ltd.	5,306	17,918
	Hyundai Livart Furniture Co., Ltd.	1,826	17,497
	Hyundai Marine & Fire Insurance Co., Ltd.	8,600	185,984
	Hyundai Mipo Dockyard Co., Ltd.	5,585	141,294
	Hyundai Motor Securities Co., Ltd.	3,996	28,935
	Hyundai Steel Co.	13,213	235,005
	Hyundai Wia Corp.	2,823	76,481
	IDIS Holdings Co., Ltd.	1,420	16,219
*	IHQ, Inc.	12,983	16,602
	Iljin Holdings Co., Ltd.	6,068	18,585
	Ilshin Spinning Co., Ltd.	160	7,325
	iMarketKorea, Inc.	3,411	28,311
	Innocean Worldwide, Inc.	312	14,937
*	Insun ENT Co., Ltd.	3,640	21,952
	Intelligent Digital Integrated Security Co., Ltd.	1,131	19,337
	Interpark Holdings Corp.	5,276	7,945
	INTOPS Co., Ltd.	2,924	26,324
	IS Dongseo Co., Ltd.	3,178	66,494
	ISC Co., Ltd.	1,846	15,396
	i-SENS, Inc.	814	15,754
	IsuPetasys Co., Ltd.	7,799	21,483
*	Jahwa Electronics Co., Ltd.	2,599	15,619
	JB Financial Group Co., Ltd.	27,840	110,893
	Jcontentree Corp.	1,158	33,341
	Jusung Engineering Co., Ltd.	6,426	28,597
	Kangnam Jevisco Co., Ltd.	580	8,334
	KAON Media Co., Ltd.	3,336	16,177
	KC Co., Ltd.	2,037	23,126
	KCC Corp.	833	113,427
	KEPCO Engineering & Construction Co., Inc.	1,076	14,937
	KEPCO Plant Service & Engineering Co., Ltd.	1,776	47,456
	KGMobilians Co., Ltd.	3,097	19,112
	KISCO Corp.	2,292	7,392
	KISCO Holdings Co., Ltd.	1,802	15,583
	KISWIRE, Ltd.	558	6,605
	KIWOOM Securities Co., Ltd.	1,552	95,282
	KMH Co., Ltd.	4,054	21,571
	Kolmar Korea Holdings Co., Ltd.	1,725	31,077
	Kolon Corp.	1,235	17,839
	Kolon Industries, Inc.	2,837	71,876
	Korea Alcohol Industrial Co., Ltd.	1,839	24,021
	Korea Asset In Trust Co., Ltd.	6,413	12,762
	Korea Autoglass Corp.	1,897	20,735
*	Korea Circuit Co., Ltd.	756	4,917
	Korea Electric Terminal Co., Ltd.	987	23,235
	Korea Investment Holdings Co., Ltd.	5,351	221,538
*	Korea Line Corp.	2,164	31,957
	Korea Petrochemical Ind Co., Ltd.	559	64,834
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	55,586
	Korea United Pharm, Inc.	2,798	40,565
*	Korean Air Lines Co., Ltd.	5,919	96,881
	Korean Reinsurance Co.	20,506	141,789
	Kortek Corp.	2,426	19,179
	KPX Chemical Co., Ltd.	249	9,938

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE, Ltd.	1,857	$11,093
	KT Skylife Co., Ltd.	3,494	22,726
	KTB Investment & Securities Co., Ltd.	10,955	23,166
	Kukdo Chemical Co., Ltd.	754	25,839
	Kumho Industrial Co., Ltd.	2,973	19,752
	Kumho Petrochemical Co., Ltd.	2,338	147,439
*	Kumho Tire Co., Inc.	19,446	49,017
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	32,088
	Kyeryong Construction Industrial Co., Ltd.	554	7,316
	Kyobo Securities Co., Ltd.	3,914	23,271
	Kyung Dong Navien Co., Ltd.	536	15,721
	Kyungbang Co., Ltd.	1,871	15,387
	Kyungdong Pharm Co., Ltd.	2,282	15,511
	Kyung-In Synthetic Corp.	5,504	31,551
	LEADCORP, Inc. (The)	2,739	12,103
	LF Corp.	2,925	31,596
	LG Hausys, Ltd.	938	39,906
	LG HelloVision Co., Ltd.	3,508	12,996
	LG Innotek Co., Ltd.	1,398	151,463
	LG International Corp.	4,819	52,271
	LIG Nex1 Co., Ltd.	1,247	26,767
*	Lock & Lock Co., Ltd.	2,766	25,140
	Lotte Chilsung Beverage Co., Ltd.	502	45,033
	Lotte Confectionery Co., Ltd.	163	17,177
	Lotte Corp.	6,763	223,262
	LOTTE Fine Chemical Co., Ltd.	4,078	130,991
	Lotte Food Co., Ltd.	74	23,372
	LOTTE Himart Co., Ltd.	1,797	39,656
*	Lotte Non-Life Insurance Co., Ltd.	14,792	19,904
	Lotte Shopping Co., Ltd.	1,838	150,518
	LS Corp.	2,349	72,578
	LS Electric Co., Ltd.	3,075	99,026
*	Lumens Co., Ltd.	10,766	15,712
*	LVMC Holdings	3,202	13,077
	Mando Corp.	3,767	73,498
	Meritz Financial Group, Inc.	6,357	51,520
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	79,476
	Meritz Securities Co., Ltd.	50,372	135,588
	Minwise Co., Ltd.	1,657	19,487
	Mirae Asset Daewoo Co., Ltd.	17,235	79,453
	Mirae Asset Life Insurance Co., Ltd.	14,911	44,305
	Miwon Commercial Co., Ltd.	259	13,090
	MK Electron Co., Ltd.	4,052	21,703
	Moorim P&P Co., Ltd.	4,758	13,217
*	Muhak Co., Ltd.	3,935	20,633
	Namhae Chemical Corp.	2,744	17,629
	Namyang Dairy Products Co., Ltd.	48	12,723
*	Neowiz	2,725	39,059
	Nexen Corp.	3,941	15,325
	Nexen Tire Corp.	6,381	30,059
	NH Investment & Securities Co., Ltd.	22,228	176,885
*	NHN Corp.	1,370	85,786
	NICE Holdings Co., Ltd.	2,945	48,249
	Nice Information & Telecommunication, Inc.	391	9,537
	NICE Total Cash Management Co., Ltd.	3,128	15,409
	Nong Shim Holdings Co., Ltd.	465	28,443
	NongShim Co., Ltd.	406	98,418
	NS Shopping Co., Ltd.	2,986	18,982
*	OCI Co., Ltd.	3,386	111,121

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Holdings Corp.	4,507	$52,278
*	Pan Ocean Co., Ltd.	34,300	97,039
	Paradise Co., Ltd.	8,460	109,734
	Partron Co., Ltd.	4,032	26,710
	Poongsan Corp.	2,799	48,519
	Poongsan Holdings Corp.	612	14,505
	Posco International Corp.	8,676	100,844
	Power Logics Co., Ltd.	3,502	19,805
	Pulmuone Co., Ltd.	1,280	12,756
	Reyon Pharmaceutical Co., Ltd.	1,419	16,215
*	RFTech Co., Ltd.	3,243	16,325
	S&T Holdings Co., Ltd.	951	11,154
	S&T Motiv Co., Ltd.	1,479	43,808
	Sajodaerim Corp.	1,147	13,449
	Sam Young Electronics Co., Ltd.	2,074	12,429
	Sam Yung Trading Co., Ltd.	2,591	28,851
	Samho Development Co., Ltd.	4,766	19,782
	Samick Musical Instruments Co., Ltd.	8,299	9,923
	Samji Electronics Co., Ltd.	1,682	12,580
	Samjin Pharmaceutical Co., Ltd.	1,495	31,160
	Samkwang Glass Co., Ltd.	874	20,942
	Sammok S-Form Co., Ltd.	2,023	12,021
	SAMPYO Cement Co., Ltd.	9,240	26,680
	Samsung Card Co., Ltd.	3,437	84,984
*	Samsung Engineering Co., Ltd.	16,768	158,257
*	Samsung Heavy Industries Co., Ltd.	90,930	319,632
	Samsung Securities Co., Ltd.	14,514	359,633
	SAMT Co., Ltd.	12,775	20,742
	Samyang Corp.	593	19,235
	Samyang Holdings Corp.	509	20,924
	Sang-A Frontec Co., Ltd.	2,899	32,063
	Sangsangin Co., Ltd.	7,820	50,389
#*	SBW	22,720	17,800
	Seah Besteel Corp.	2,148	16,417
	Sebang Co., Ltd.	1,020	7,854
	Sebang Global Battery Co., Ltd.	1,376	32,661
*	Seobu T&D	3,682	16,940
	Seohan Co., Ltd.	19,101	15,980
	Seohee Construction Co., Ltd.	27,983	23,997
	Seoul Semiconductor Co., Ltd.	2,756	29,931
	Shindaeyang Paper Co., Ltd.	369	18,500
	Shinsegae Food Co., Ltd.	418	20,826
	Shinsegae Information & Communication Co., Ltd.	286	26,583
	Shinsegae, Inc.	955	207,181
	Shinyoung Securities Co., Ltd.	497	18,781
	Silicon Works Co., Ltd.	2,449	60,652
	Silla Co., Ltd.	770	6,458
	Sindoh Co., Ltd.	1,082	24,526
	SK Chemicals Co., Ltd.	1,700	108,168
	SK D&D Co., Ltd.	470	9,414
	SK Discovery Co., Ltd.	2,070	42,916
	SK Gas, Ltd.	607	38,316
	SK Networks Co., Ltd.	24,348	107,937
	SK Securities Co., Ltd.	110,348	58,625
	SKC Co., Ltd.	3,924	160,116
	SL Corp.	4,368	47,727
*	SM Entertainment Co., Ltd.	4,926	112,655
*	S-MAC Co., Ltd.	36,548	39,674
	Songwon Industrial Co., Ltd.	2,633	31,151

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Soulbrain Co., Ltd.	416	$25,038
	SPG Co., Ltd.	3,032	13,175
	Spigen Korea Co., Ltd.	238	8,505
	Ssangyong Cement Industrial Co., Ltd.	14,323	60,297
*	Ssangyong Motor Co.	6,352	8,122
	Sung Kwang Bend Co., Ltd.	2,934	15,190
*	Sungchang Enterprise Holdings, Ltd.	12,418	15,670
	Sungshin Cement Co., Ltd.	4,536	29,413
	Sungwoo Hitech Co., Ltd.	8,732	21,121
	Sunjin Co., Ltd.	2,612	18,197
	Systems Technology, Inc.	1,835	24,254
	Taekwang Industrial Co., Ltd.	70	45,978
	Taeyoung Engineering & Construction Co., Ltd.	6,329	74,990
*	TK Chemical Corp.	8,032	14,286
	TK Corp.	1,195	7,083
	Tongyang Life Insurance Co., Ltd.	5,937	14,434
	Tongyang, Inc.	19,744	20,338
	Top Engineering Co., Ltd.	3,288	24,562
	Tovis Co., Ltd.	1,651	9,641
	Unid Co., Ltd.	1,085	38,511
	Union Semiconductor Equipment & Materials Co., Ltd.	2,827	11,531
	Value Added Technology Co., Ltd.	1,095	22,886
*	Webzen, Inc.	3,271	44,701
	Whanin Pharmaceutical Co., Ltd.	1,750	21,274
	WiSoL Co., Ltd.	2,198	18,691
*	Wonik Holdings Co., Ltd.	8,665	26,982
	Wonik Materials Co., Ltd.	1,147	22,705
*	Woori Investment Bank Co., Ltd.	42,158	20,163
	Y G-1 Co., Ltd.	3,707	14,967
*	Y-entec Co., Ltd.	2,370	20,989
	Youlchon Chemical Co., Ltd.	2,606	32,302
	Young Poong Corp.	78	33,494
	Youngone Corp.	4,082	91,514
	Youngone Holdings Co., Ltd.	1,245	42,046
*	Yuanta Securities Korea Co., Ltd.	17,353	36,781

TOTAL SOUTH KOREA			16,674,969

TAIWAN — (22.8%)
	Aaeon Technology, Inc.	14,000	30,369
	Ability Enterprise Co., Ltd.	66,000	27,154
	Ability Opto-Electronics Technology Co., Ltd.	23,000	26,014
	AcBel Polytech, Inc.	83,000	57,625
	Acer, Inc.	351,000	194,330
	ACES Electronic Co., Ltd.	27,000	22,163
	Advanced International Multitech Co., Ltd.	26,000	28,661
*	Advanced Optoelectronic Technology, Inc.	55,000	31,306
*	AGV Products Corp.	171,000	41,050
*	ALI Corp.	37,541	19,288
	Allis Electric Co., Ltd.	36,000	23,375
	Alltek Technology Corp.	21,000	13,509
	Alpha Networks, Inc.	84,000	61,939
	Altek Corp.	59,000	38,279
	Ambassador Hotel (The)	59,000	53,558
	AMPOC Far-East Co., Ltd.	19,000	18,467
*	AmTRAN Technology Co., Ltd.	288,000	73,961
	Apacer Technology, Inc.	35,000	55,035
	APCB, Inc.	17,000	12,521
	Apex Biotechnology Corp.	13,000	10,204
	Apex International Co., Ltd.	28,000	52,436

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Arcadyan Technology Corp.	31,000	$83,457
	Ardentec Corp.	43,000	37,681
*	Asia Pacific Telecom Co., Ltd.	465,060	106,798
	Asia Polymer Corp.	122,000	70,160
	Asia Tech Image, Inc.	18,000	31,879
	Asia Vital Components Co., Ltd.	52,000	70,338
	AU Optronics Corp.	2,215,000	582,502
	Audix Corp.	23,000	31,304
	Avermedia Technologies	76,000	30,931
	AVY Precision Technology, Inc.	48,000	40,015
	Bank of Kaohsiung Co., Ltd.	111,574	35,705
	Basso Industry Corp.	30,000	42,510
	BenQ Materials Corp.	65,000	37,082
	BES Engineering Corp.	146,000	34,773
	Brighton-Best International Taiwan, Inc.	87,000	75,289
	C Sun Manufacturing, Ltd.	15,000	14,194
	Capital Futures Corp.	17,000	22,416
	Capital Securities Corp.	425,000	139,817
	Career Technology MFG. Co., Ltd.	59,000	55,527
	Casetek Holdings, Ltd.	31,000	48,413
	Cathay Real Estate Development Co., Ltd.	130,000	86,031
	Celxpert Energy Corp.	10,000	9,469
	Central Reinsurance Co., Ltd.	34,000	20,926
	Channel Well Technology Co., Ltd.	31,000	24,154
	CHC Healthcare Group	13,000	15,654
	Chen Full International Co., Ltd.	12,000	13,880
	Cheng Loong Corp.	166,000	118,111
*	Cheng Mei Materials Technology Corp.	78,000	18,398
	Cheng Uei Precision Industry Co., Ltd.	74,000	94,466
	Chia Chang Co., Ltd.	17,000	18,790
	Chia Hsin Cement Corp.	111,000	63,807
	Chilisin Electronics Corp.	33,000	116,045
	China Airlines, Ltd.	476,000	131,363
	China Bills Finance Corp.	230,000	113,029
	China Chemical & Pharmaceutical Co., Ltd.	48,000	34,091
	China Electric Manufacturing Corp.	101,600	43,771
	China General Plastics Corp.	79,040	47,987
*	China Life Insurance Co., Ltd.	434,370	296,597
	China Man-Made Fiber Corp.	407,185	88,473
	China Metal Products	97,000	81,942
	China Motor Corp.	53,200	56,452
	China Petrochemical Development Corp.	816,700	220,393
	China Wire & Cable Co., Ltd.	15,000	13,924
	Chinese Maritime Transport, Ltd.	20,000	16,708
	Chin-Poon Industrial Co., Ltd.	104,000	89,279
	Chipbond Technology Corp.	138,000	259,785
	ChipMOS Techinologies, Inc.	86,000	87,906
	Chong Hong Construction Co., Ltd.	22,000	60,570
	Chun YU Works & Co., Ltd.	23,000	13,357
	Chun Yuan Steel Industry Co., Ltd.	73,000	23,124
	Chung Hsin Electric & Machinery Manufacturing Corp.	83,000	70,184
	Chung Hung Steel Corp.	161,000	41,832
	Chung Hwa Pulp Corp.	48,000	12,245
	Clevo Co.	73,000	80,389
*	CMC Magnetics Corp.	208,869	54,817
	Compal Electronics, Inc.	1,071,000	682,756
	Compeq Manufacturing Co., Ltd.	151,000	199,742
*	Concord Securities Co., Ltd.	118,680	27,771
	Continental Holdings Corp.	60,000	22,199

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co., Ltd.	61,000	$30,110
	Coretronic Corp.	112,000	119,340
	CTCI Corp.	126,000	139,309
	CyberPower Systems, Inc.	9,000	25,087
	CyberTAN Technology, Inc.	61,000	30,289
	DA CIN Construction Co., Ltd.	60,000	43,124
	Dafeng TV, Ltd.	9,000	12,592
	Darfon Electronics Corp.	37,000	45,963
	Darwin Precisions Corp.	76,000	29,752
	De Licacy Industrial Co., Ltd.	79,000	56,093
	Depo Auto Parts Ind Co., Ltd.	13,000	20,364
	Dimerco Express Corp.	13,000	10,845
	D-Link Corp.	112,000	45,511
*	Dynamic Electronics Co., Ltd.	41,000	26,215
	Dynapack International Technology Corp.	25,000	59,518
	E Ink Holdings, Inc.	192,000	197,956
	Eastern Media International Corp.	71,000	31,339
	Edom Technology Co., Ltd.	19,000	10,482
	Elite Semiconductor Memory Technology, Inc.	31,000	42,327
*	Elitegroup Computer Systems Co., Ltd.	86,000	31,335
	Emerging Display Technologies Corp.	48,000	30,079
	EnTie Commercial Bank Co., Ltd.	127,000	62,329
	Epistar Corp.	122,000	155,322
	Eson Precision Ind. Co., Ltd.	31,000	30,763
	Eternal Materials Co., Ltd.	208,000	186,500
	Eva Airways Corp.	597,041	229,610
*	Everest Textile Co., Ltd.	42,840	10,855
	Evergreen International Storage & Transport Corp.	87,000	38,473
*	Evergreen Marine Corp. Taiwan, Ltd.	645,676	239,004
	Everlight Chemical Industrial Corp.	92,000	43,351
	Everlight Electronics Co., Ltd.	102,000	110,626
	Excellence Opto, Inc.	48,000	30,599
	Excelsior Medical Co., Ltd.	24,912	44,984
	Far Eastern Department Stores, Ltd.	213,000	164,664
	Far Eastern International Bank	500,785	178,230
	Farglory F T Z Investment Holding Co., Ltd.	12,000	8,907
	Farglory Land Development Co., Ltd.	52,000	74,625
*	Federal Corp.	42,000	23,045
	Feng Hsin Steel Co., Ltd.	48,000	83,914
	First Hotel	28,000	12,343
	First Insurance Co., Ltd. (The)	27,000	12,765
	First Steamship Co., Ltd.	89,000	30,565
	FocalTech Systems Co., Ltd.	33,000	35,458
	Formosa Advanced Technologies Co., Ltd.	29,000	36,364
	Formosa Laboratories, Inc.	10,704	17,942
	Formosa Taffeta Co., Ltd.	216,000	246,287
	Formosan Rubber Group, Inc.	69,000	41,513
	Formosan Union Chemical	70,400	29,920
	Foxconn Technology Co., Ltd.	236,000	453,142
	FSP Technology, Inc.	18,000	14,651
	Fullerton Technology Co., Ltd.	18,000	11,158
	Fulltech Fiber Glass Corp.	62,620	22,279
	Fwusow Industry Co., Ltd.	20,000	12,552
	G Shank Enterprise Co., Ltd.	44,000	29,982
	Gallant Precision Machining Co., Ltd.	45,000	27,658
	GCS Holdings, Inc.	25,000	44,385
*	Gemtek Technology Corp.	74,000	51,248
	General Interface Solution Holding, Ltd.	54,000	171,542
	General Plastic Industrial Co., Ltd.	14,000	13,573

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Giantplus Technology Co., Ltd.	35,000	$11,049
	Gigabyte Technology Co., Ltd.	114,000	197,404
*	Gigastorage Corp.	30,971	10,333
	Ginko International Co., Ltd.	13,000	68,118
	Global Brands Manufacture, Ltd.	81,000	38,406
	Globe Union Industrial Corp.	44,000	19,441
	Gloria Material Technology Corp.	107,000	57,740
	Goldsun Building Materials Co., Ltd.	128,000	58,753
	Gourmet Master Co., Ltd.	18,000	57,802
*	Grand Pacific Petrochemical	219,000	109,724
	Great China Metal Industry	26,000	18,513
	Great Wall Enterprise Co., Ltd.	7,000	9,685
	Greatek Electronics, Inc.	78,000	118,303
	GTM Holdings Corp.	24,000	16,741
	Hannstar Board Corp.	62,376	82,858
	HannStar Display Corp.	449,000	94,068
*	HannsTouch Solution, Inc.	130,194	48,287
	Hey Song Corp.	69,000	74,914
	Highwealth Construction Corp.	40,000	58,368
	Hiroca Holdings, Ltd.	10,000	18,636
	Hitron Technology, Inc.	13,000	8,677
	Ho Tung Chemical Corp.	176,000	43,702
	Hong Pu Real Estate Development Co., Ltd.	35,000	25,703
	Hong TAI Electric Industrial	58,000	20,480
	Hong YI Fiber Industry Co.	19,000	11,021
	Hsin Kuang Steel Co., Ltd.	43,000	34,326
	Hsing TA Cement Co.	29,000	17,109
	Hu Lane Associate, Inc.	9,000	21,575
*	HUA ENG Wire & Cable Co., Ltd.	37,000	12,009
	Hua Yu Lien Development Co., Ltd.	12,000	15,118
	Huaku Development Co., Ltd.	44,000	133,872
	Huang Hsiang Construction Corp.	15,000	16,823
	Hung Ching Development & Construction Co., Ltd.	13,000	8,847
	Hung Sheng Construction, Ltd.	109,600	64,950
*	Hwa Fong Rubber Industrial Co., Ltd.	76,000	30,925
	Ibase Technology, Inc.	29,000	36,923
	IBF Financial Holdings Co., Ltd.	317,940	116,495
	Ichia Technologies, Inc.	27,000	12,122
	IEI Integration Corp.	35,600	41,898
	Infortrend Technology, Inc.	21,000	8,250
	Innolux Corp.	2,111,000	458,518
	Inpaq Technology Co., Ltd.	29,000	30,668
*	Integrated Service Technology, Inc.	29,000	43,870
	International CSRC Investment Holdings Co.	171,600	120,955
	Inventec Corp.	597,000	469,077
	Iron Force Industrial Co., Ltd.	6,000	18,423
	I-Sheng Electric Wire & Cable Co., Ltd.	9,000	13,229
	Jarllytec Co., Ltd.	10,000	23,581
	Jess-Link Products Co., Ltd.	13,000	13,593
	Jih Sun Financial Holdings Co., Ltd.	319,362	100,852
	K Laser Technology, Inc.	27,000	12,814
	Kaimei Electronic Corp.	40,000	45,644
	KEE TAI Properties Co., Ltd.	49,000	16,027
	Kenda Rubber Industrial Co., Ltd.	122,000	108,400
	Kenmec Mechanical Engineering Co., Ltd.	62,000	31,769
	Kindom Development Co., Ltd.	69,000	60,327
	King Yuan Electronics Co., Ltd.	143,000	171,411
	King’s Town Bank Co., Ltd.	197,000	210,574
*	King’s Town Construction Co., Ltd.	24,000	27,271

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kinpo Electronics	323,000	$140,098
	Kinsus Interconnect Technology Corp.	71,000	124,198
	KS Terminals, Inc.	31,000	39,612
*	Kung Sing Engineering Corp.	69,000	21,064
	Kuo Toong International Co., Ltd.	29,399	16,986
	Kuoyang Construction Co., Ltd.	14,000	12,064
	Kwong Lung Enterprise Co., Ltd.	23,000	31,572
	L&K Engineering Co., Ltd.	30,000	25,654
	Lealea Enterprise Co., Ltd.	174,000	41,516
	Lelon Electronics Corp.	8,000	10,753
	Lextar Electronics Corp.	69,000	40,363
	Li Cheng Enterprise Co., Ltd.	19,000	20,394
	Li Peng Enterprise Co., Ltd.	119,000	24,323
	Lida Holdings, Ltd.	18,000	19,302
	Lien Hwa Industrial Holdings Corp.	59,000	84,989
	Lingsen Precision Industries, Ltd.	127,000	42,201
	Lite-On Semiconductor Corp.	38,000	52,644
	Lite-On Technology Corp.	500,000	776,975
	Long Bon International Co., Ltd.	44,000	20,936
	Long Da Construction & Development Corp.	66,000	31,903
	Longchen Paper & Packaging Co., Ltd.	131,350	58,506
	Lumax International Corp., Ltd.	22,000	47,777
	Lung Yen Life Service Corp.	33,000	61,901
	Mercuries & Associates Holding, Ltd.	94,000	69,081
*	Mercuries Life Insurance Co., Ltd.	286,113	91,921
*	Microbio Co., Ltd.	59,000	38,408
	Mirle Automation Corp.	55,000	61,615
	Mitac Holdings Corp.	112,450	114,347
*	Motech Industries, Inc.	81,000	14,674
	MPI Corp.	21,000	46,333
	Nan Ya Printed Circuit Board Corp.	51,000	120,787
	Netronix, Inc.	13,000	14,708
	Nexcom International Co., Ltd.	16,000	11,968
	Nien Hsing Textile Co., Ltd.	13,000	6,940
*	O-Bank Co., Ltd.	318,000	77,401
	OptoTech Corp.	60,350	43,300
*	Orient Semiconductor Electronics, Ltd.	82,709	33,875
	Oriental Union Chemical Corp.	148,000	83,511
	O-TA Precision Industry Co., Ltd.	18,000	25,623
	Pacific Construction Co.	32,000	9,747
	Pan Jit International, Inc.	60,700	49,405
	Pan-International Industrial Corp.	117,000	74,194
*	Phihong Technology Co., Ltd.	32,000	7,839
	Plastron Precision Co., Ltd.	17,000	8,446
	Pou Chen Corp.	566,000	532,999
	President Securities Corp.	124,000	55,721
	Prince Housing & Development Corp.	218,000	73,851
	Promate Electronic Co., Ltd.	41,000	45,536
	Qisda Corp.	317,000	178,730
	QST International Corp.	15,000	23,102
	Qualipoly Chemical Corp.	15,000	13,150
	Quanta Storage, Inc.	33,000	38,495
	Radiant Opto-Electronics Corp.	86,000	282,252
	Radium Life Tech Co., Ltd.	169,320	59,660
	Rechi Precision Co., Ltd.	61,000	34,919
	Rich Development Co., Ltd.	206,000	64,241
*	Ritek Corp.	339,000	56,802
*	Roo Hsing Co., Ltd.	117,000	36,257
	Ruentex Development Co., Ltd.	136,000	202,410

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Industries, Ltd.	51,000	$116,805
	Sampo Corp.	43,200	27,866
	San Fang Chemical Industry Co., Ltd.	20,000	15,870
	San Far Property, Ltd.	23,540	13,034
	Sanyang Motor Co., Ltd.	128,000	84,688
	Scientech Corp.	20,000	31,538
	SDI Corp.	21,000	33,867
	Senao International Co., Ltd.	10,000	9,754
	Sesoda Corp.	16,800	13,676
	Shan-Loong Transportation Co., Ltd.	14,000	13,832
	Shihlin Electric & Engineering Corp.	64,000	90,731
	Shin Kong Financial Holding Co., Ltd.	482,425	137,340
*	Shining Building Business Co., Ltd.	68,330	20,680
	Shinkong Insurance Co., Ltd.	38,000	46,932
	Shinkong Synthetic Fibers Corp.	285,000	104,651
*	Shuttle, Inc.	55,000	18,579
	Sigurd Microelectronics Corp.	85,726	104,382
*	Silicon Integrated Systems Corp.	159,000	61,144
	Sincere Navigation Corp.	48,410	23,937
	Sinher Technology, Inc.	8,000	10,504
	Sinon Corp.	105,000	66,323
	Sinphar Pharmaceutical Co., Ltd.	20,000	13,057
	Sirtec International Co., Ltd.	16,000	15,416
	Siward Crystal Technology Co., Ltd.	28,000	18,787
	Soft-World International Corp.	5,000	13,981
*	Solar Applied Materials Technology Co.	101,000	65,397
	Solomon Technology Corp.	48,000	30,428
	Sunplus Technology Co., Ltd.	140,000	49,450
	Sunspring Metal Corp.	12,000	8,631
	Supreme Electronics Co., Ltd.	63,000	70,757
	Swancor Holding Co., Ltd.	21,000	50,856
	Sweeten Real Estate Development Co., Ltd.	15,400	10,460
	Syncmold Enterprise Corp.	17,000	44,418
	Synnex Technology International Corp.	317,000	423,066
	Sysage Technology Co., Ltd.	19,000	22,492
	Systex Corp.	17,000	46,226
	TA Chen Stainless Pipe	140,000	124,379
	Ta Ya Electric Wire & Cable	115,440	37,933
	Taichung Commercial Bank Co., Ltd.	425,772	163,086
	Taiflex Scientific Co., Ltd.	39,000	60,618
	Tainan Enterprises Co., Ltd.	18,000	12,513
	Tainan Spinning Co., Ltd.	244,000	74,731
	Taiwan Business Bank	1,111,600	402,676
	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,000	13,872
	Taiwan Cogeneration Corp.	14,000	15,455
	Taiwan Fertilizer Co., Ltd.	183,000	282,029
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	35,845
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	52,248
	Taiwan Glass Industry Corp.	252,000	75,771
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	105,664
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	11,952
*	Taiwan Land Development Corp.	255,000	59,074
	Taiwan Navigation Co., Ltd.	92,000	49,468
	Taiwan PCB Techvest Co., Ltd.	53,000	59,741
	Taiwan Pulp & Paper Corp.	67,000	46,383
	Taiwan Shin Kong Security Co., Ltd.	51,000	62,042
	Taiwan Styrene Monomer	64,000	36,192
	Taiwan TEA Corp.	152,000	72,775
	Taiyen Biotech Co., Ltd.	15,000	15,660

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co., Ltd.	13,000	$12,717
	Teco Electric and Machinery Co., Ltd.	430,000	386,938
	Test-Rite International Co., Ltd.	46,000	29,635
	Thinking Electronic Industrial Co., Ltd.	7,000	19,672
	Thye Ming Industrial Co., Ltd.	28,000	28,704
	Ton Yi Industrial Corp.	154,000	47,290
	Tong Yang Industry Co., Ltd.	87,000	103,979
	Tong-Tai Machine & Tool Co., Ltd.	18,000	7,984
	TOPBI International Holdings, Ltd.	22,042	51,613
	Topco Technologies Corp.	6,000	13,228
	Topoint Technology Co., Ltd.	17,000	11,067
*	TPK Holding Co., Ltd.	81,000	113,313
	Transcend Information, Inc.	39,000	92,105
	TSRC Corp.	124,000	67,342
	Tung Ho Steel Enterprise Corp.	170,000	131,259
	TURVO International Co., Ltd.	14,000	27,629
	TYC Brother Industrial Co., Ltd.	38,000	30,649
*	Tycoons Group Enterprise	88,000	12,200
	Tyntek Corp.	60,000	25,593
	U-Ming Marine Transport Corp.	105,000	103,828
	Unimicron Technology Corp.	304,000	430,562
*	Union Bank Of Taiwan	253,800	90,839
	Unitech Computer Co., Ltd.	19,000	14,806
	Unitech Printed Circuit Board Corp.	134,000	100,975
	United Orthopedic Corp.	10,000	11,122
*	United Renewable Energy Co., Ltd.	519,303	91,086
	* Unity Opto Technology Co., Ltd.	46,000	6,373
	Universal Cement Corp.	68,000	40,072
*	Unizyx Holding Corp.	113,000	59,350
	UPC Technology Corp.	149,316	49,990
	USI Corp.	207,000	86,089
	Ve Wong Corp.	24,000	22,352
	Wafer Works Corp.	79,000	85,814
	Wah Lee Industrial Corp.	33,000	59,980
	Walsin Lihwa Corp.	409,000	179,458
	Walton Advanced Engineering, Inc.	49,000	17,141
	Wan Hai Lines, Ltd.	156,000	87,920
	Wei Chuan Foods Corp.	79,000	57,593
	Weikeng Industrial Co., Ltd.	69,946	34,978
	Well Shin Technology Co., Ltd.	9,000	13,496
	Weltrend Semiconductor	18,000	16,018
	Winbond Electronics Corp.	764,000	354,516
	Wisdom Marine Lines Co., Ltd.	94,000	79,056
	Wistron Corp.	675,000	632,976
	Wistron NeWeb Corp.	65,000	135,294
	Wowprime Corp.	12,000	26,999
	WPG Holdings, Ltd.	194,000	252,719
	WT Microelectronics Co., Ltd.	92,000	118,416
	WUS Printed Circuit Co., Ltd.	31,500	32,090
	Xxentria Technology Materials Corp.	36,000	65,466
*	Yang Ming Marine Transport Corp.	349,000	79,049
	YC INOX Co., Ltd.	90,000	71,874
	Yea Shin International Development Co., Ltd.	36,000	18,061
	Yem Chio Co., Ltd.	56,700	21,070
*	Yeong Guan Energy Technology Group Co., Ltd.	15,000	30,942
	YFY, Inc.	234,000	100,064
	Yi Jinn Industrial Co., Ltd.	23,000	9,064
	Yieh Phui Enterprise Co., Ltd.	192,780	57,583
	Yonyu Plastics Co., Ltd.	12,000	13,228

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Youngtek Electronics Corp.	21,000	$35,507
	Yuanta Futures Co., Ltd.	23,000	41,514
	Yulon Motor Co., Ltd.	216,000	125,088
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	29,949
	Yungshin Construction & Development Co., Ltd.	22,000	23,008
	Zeng Hsing Industrial Co., Ltd.	7,000	30,571
	Zenitron Corp.	27,000	16,906
	Zhen Ding Technology Holding, Ltd.	74,000	265,536
	Zig Sheng Industrial Co., Ltd.	151,000	38,752
	Zinwell Corp.	56,000	29,793
	ZongTai Real Estate Development Co., Ltd.	27,000	29,263

TOTAL TAIWAN			27,732,935

THAILAND — (3.4%)
	Advanced Information Technology PCL, Class F	26,600	14,716
	AEON Thana Sinsap Thailand PCL	7,500	30,482
	Alucon PCL	2,100	8,989
	Amata Corp. PCL	143,200	56,652
	Ananda Development PCL	309,500	15,784
	AP Thailand PCL	293,300	45,779
	Asia Plus Group Holdings PCL	195,300	10,382
	Asia Sermkij Leasing PCL	24,700	12,673
	Bangchak Corp. PCL	207,100	118,416
	Bangkok Airways PCL	83,900	15,299
	Bangkok Insurance PCL	12,500	91,562
	Bangkok Land PCL	1,828,300	60,463
	Bangkok Life Assurance PCL	79,400	38,037
	Banpu PCL	908,900	164,335
	Cal-Comp Electronics Thailand PCL, Class F	528,800	23,698
	CH Karnchang PCL	151,400	80,017
	CIMB Thai Bank PCL	4,398,800	78,854
	COL PCL	44,700	19,756
	Dhipaya Insurance PCL	56,600	39,010
	Eastern Polymer Group PCL, Class F	97,400	13,968
	Eastern Power Group PCL	112,400	12,020
	Eastern Water Resources Development and Management PCL, Class F	91,200	28,187
	Erawan Group PCL (The)	157,500	14,993
	Esso Thailand PCL	190,000	31,711
	Frasers Property Thailand PCL	7,900	2,954
	GFPT PCL	94,100	33,155
	Global Green Chemicals PCL, Class F	42,800	10,847
	Hana Microelectronics PCL	79,900	71,615
	ICC International PCL	9,300	10,060
	Ichitan Group PCL	161,200	29,146
	IRPC PCL	1,542,300	127,750
	Italian-Thai Development PCL	1,129,400	47,473
	KCE Electronics PCL	68,900	37,266
*	KGI Securities Thailand PCL	205,600	24,528
	Khon Kaen Sugar Industry PCL	125,300	7,590
	Kiatnakin Bank PCL	47,300	61,766
	Lalin Property PCL	79,100	10,024
	LH Financial Group PCL	591,900	18,111
*	Loxley PCL	304,700	12,054
	LPN Development PCL	181,500	20,083
	MBK PCL	137,900	67,767
*	MCOT PCL	37,100	6,937
	MCS Steel PCL	39,600	11,627
	Minor International PCL	392,900	256,226
*	Nusasiri PCL	1,661,900	20,546

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	71,000	$9,963
	PCS Machine Group Holding PCL	97,700	14,071
	Platinum Group PCL (The), Class F	104,400	10,003
	Polyplex Thailand PCL	55,700	24,101
	Power Solution Technologies PCL, Class F	439,400	4,753
*	Precious Shipping PCL	146,100	17,340
	Property Perfect PCL	786,100	8,504
	Pruksa Holding PCL	61,400	20,685
	Quality Houses PCL	1,784,300	114,707
	Rojana Industrial Park PCL	217,500	28,234
	Saha Pathanapibul PCL	16,100	25,378
	Saha-Union PCL	21,500	24,421
	Samart Corp. PCL	89,100	13,907
	Sansiri PCL	3,155,500	69,245
	SC Asset Corp. PCL	297,500	18,390
	Siam City Cement PCL	12,989	47,974
	Siam Future Development PCL	205,140	29,799
	Siamgas & Petrochemicals PCL	137,400	34,822
	Singha Estate PCL	555,700	28,682
	Sino-Thai Engineering & Construction PCL	131,600	63,044
	Somboon Advance Technology PCL	53,100	18,709
	SPCG PCL	74,000	39,796
	Sri Trang Agro-Industry PCL	111,500	44,800
	Star Petroleum Refining PCL	215,300	38,928
	STP & I PCL	174,900	27,028
	Supalai PCL	334,600	154,089
	Super Energy Corp. PCL	2,236,200	40,086
	Syntec Construction PCL	124,600	5,237
	Thai Oil PCL	133,100	168,663
	Thai Rayon PCL	1,800	1,230
*	Thai Reinsurance PCL	381,800	6,962
	Thai Stanley Electric PCL	4,800	18,989
	Thai Union Group PCL, Class F	671,200	271,758
	Thaicom PCL	118,200	13,882
	Thanachart Capital PCL	55,100	62,585
	Thitikorn PCL	28,100	7,730
	Thoresen Thai Agencies PCL	239,200	22,031
	TKS Technologies PCL	47,500	7,487
	TMB Bank PCL	3,149,813	93,458
	TMT Steel PCL	57,900	6,729
	TPI Polene PCL	1,523,200	56,493
	TPI Polene Power PCL	430,300	52,133
	True Corp. PCL	2,354,500	243,055
*	U City PCL, Class F	1,041,600	42,817
	Unique Engineering & Construction PCL	70,300	13,363
	Univentures PCL	109,300	11,080
	Vinythai PCL	48,600	34,097
	WHA Corp. PCL	919,400	77,860
	Workpoint Entertainment PCL	22,300	7,030

TOTAL THAILAND			4,109,436

TURKEY — (1.0%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	20,213
*	Aksa Enerji Uretim A.S.	34,262	18,675
	Alarko Holding A.S.	45,997	29,869
*	Albaraka Turk Katilim Bankasi A.S.	65,901	11,989
	Anadolu Anonim Turk Sigorta Sirketi	23,246	16,816
	Anadolu Cam Sanayii A.S.	36,374	21,456
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	97,563

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Arcelik A.S.	36,049	$84,621
	Aygaz A.S.	21,307	31,459
*	Bera Holding A.S.	69,189	38,323
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	11,109
	Coca-Cola Icecek A.S.	11,468	60,669
	Dogan Sirketler Grubu Holding A.S.	293,578	75,678
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	15,320
#*	Global Yatirim Holding A.S.	33,214	15,600
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	19,607
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	119,106	37,518
	Kordsa Teknik Tekstil A.S.	8,668	14,036
	Nuh Cimento Sanayi A.S.	7,715	11,132
*	Pegasus Hava Tasimaciligi A.S.	3,703	28,074
*	Sekerbank Turk A.S.	54,024	7,721
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	28,669
	Soda Sanayii A.S.	101,478	84,905
	TAV Havalimanlari Holding A.S.	35,534	92,562
	Tekfen Holding A.S.	13,379	27,309
	Trakya Cam Sanayii A.S.	123,072	56,930
#*	Turkiye Halk Bankasi A.S.	131,320	97,761
*	Turkiye Sinai Kalkinma Bankasi A.S.	460,855	67,985
#	Turkiye Sise ve Cam Fabrikalari A.S.	145,758	101,255
*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	28,552

TOTAL TURKEY			1,253,376

UNITED ARAB EMIRATES — (0.0%)
	Aldar Properties PJSC	62,466	30,492

TOTAL COMMON STOCKS			119,947,919

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
	Banco ABC Brasil SA	26,460	69,533
	Banco do Estado do Rio Grande do Sul SA, Class B	43,900	101,235
	Banco Pan SA	62,435	57,752
	Braskem SA, Class A	45,384	176,432
	Cia Ferro Ligas da Bahia - FERBASA	9,800	30,366
	Eucatex SA Industria e Comercio	6,900	6,091
	Gerdau SA	158,000	341,110
	Marcopolo SA	102,594	53,958
	Randon SA Implementos e Participacoes	40,000	62,524
	Unipar Carbocloro SA	16,093	69,250
	Usinas Siderurgicas de Minas Gerais SA, Class A	64,200	56,669

TOTAL BRAZIL			1,024,920

COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	11,036	52,629

TOTAL PREFERRED STOCKS			1,077,549

RIGHTS/WARRANTS — (0.0%)

INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	1,609	0

TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	3,757	506

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
* Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	14,712	$366

TOTAL TAIWAN		872

TOTAL RIGHTS/WARRANTS		872

TOTAL INVESTMENT SECURITIES (Cost $140,670,308)		121,026,340

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	43,307	501,100

TOTAL INVESTMENTS — (100.0%) (Cost $141,171,223)		$121,527,440

As of April 30, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	06/19/20	$17,547,170	$17,269,280	$(277,890)

Total Futures Contracts			$17,547,170	$17,269,280	$(277,890)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$118,284	—	$118,284
Brazil	$6,686,277	—	—	6,686,277
Canada	78,114	—	—	78,114
Chile	480,338	—	—	480,338
China	1,335,699	29,824,351	—	31,160,050
Colombia	194,745	—	—	194,745
Greece	—	392,500	—	392,500
Hong Kong	—	19,000	—	19,000
India	40,847	13,818,424	—	13,859,271
Indonesia	—	1,829,525	—	1,829,525
Malaysia	—	3,293,159	—	3,293,159
Mexico	2,783,757	—	—	2,783,757
Philippines	—	1,310,933	—	1,310,933
Poland	—	1,281,448	—	1,281,448
Qatar	—	224,817	—	224,817
Russia	1,360,257	132,956	—	1,493,213
Saudi Arabia	—	122,637	—	122,637
South Africa	863,653	3,954,990	—	4,818,643
South Korea	—	16,674,969	—	16,674,969
Taiwan	—	27,732,935	—	27,732,935
Thailand	4,109,436	—	—	4,109,436
Turkey	—	1,253,376	—	1,253,376
United Arab Emirates	—	30,492	—	30,492

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$1,024,920	—	—	$1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	$872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$1,024,920	—	—	$1,024,920
Colombia	52,629	—	—	52,629
Rights/Warrants
Taiwan	—	$872	—	872
Securities Lending Collateral	—	501,100	—	501,100
Futures Contracts**	(277,890)	—	—	(277,890)

TOTAL	$18,732,782	$102,516,768	—	$121,249,550

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (12.4%)
	Activision Blizzard, Inc.	71,135	$4,533,434
	AT&T, Inc.	30,756,965	937,164,724
#	CenturyLink, Inc.	7,391,428	78,496,965
*	Charter Communications, Inc., Class A	918,291	454,765,252
	Comcast Corp., Class A	20,425,790	768,622,478
# *	Discovery, Inc., Class A	1,025,284	22,986,867
*	Discovery, Inc., Class C	1,502,102	30,657,902
*	DISH Network Corp., Class A	631,400	15,794,471
#	Fox Corp., Class A	827,381	21,404,347
*	Fox Corp., Class B	322,091	8,232,646
# *	GCI Liberty, Inc., Class A	59,566	3,623,400
	Interpublic Group of Cos., Inc. (The)	601,891	10,220,109
*	Liberty Broadband Corp., Class A	27,366	3,284,467
*	Liberty Broadband Corp., Class C	180,560	22,151,101
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,188,250
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,528,911
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,296,717
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	10,706,566
*	Madison Square Garden Entertainment Corp.	12,866	1,064,018
*	Madison Square Garden Sports C	12,866	2,204,203
#	News Corp., Class A	527,829	5,230,785
	News Corp., Class B	64,856	662,828
*	T-Mobile US, Inc.	1,300,507	114,184,515
	Verizon Communications, Inc.	93,045	5,345,435
#	ViacomCBS, Inc., Class A	2,909	57,104
	ViacomCBS, Inc., Class B	1,165,067	20,109,056
	Walt Disney Co. (The)	2,860,892	309,405,470
# *	Zillow Group, Inc., Class C	6,600	290,136

TOTAL COMMUNICATION SERVICES			2,860,212,157

CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	261,735	31,646,379
	Aptiv P.L.C.	15,300	1,064,115
	Aramark	1,197,774	32,711,208
#	Autoliv, Inc.	418,017	25,089,380
#	BorgWarner, Inc.	1,108,515	31,670,274
# *	Caesars Entertainment Corp.	154,842	1,495,774
# *	Capri Holdings, Ltd.	24,034	366,519
# *	CarMax, Inc.	262,735	19,350,433
#	Carnival Corp.	1,353,266	21,516,929
*	Dollar Tree, Inc.	426,375	33,969,296
	DR Horton, Inc.	3,077,410	145,315,300
#	Ford Motor Co.	16,130,736	82,105,446
#	Gap, Inc. (The)	942,706	7,654,773
	Garmin, Ltd.	539,936	43,821,206
	General Motors Co.	5,911,367	131,764,370
	Gentex Corp.	1,388,344	33,653,459
#	Harley-Davidson, Inc.	370,562	8,089,368
#	Hyatt Hotels Corp., Class A	139,548	7,850,970
#	Kohl’s Corp.	522,885	9,652,457
#	Lear Corp.	355,345	34,699,439
#	Lennar Corp., Class A	980,125	49,074,859
#	Lennar Corp., Class B	37,985	1,449,128

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	1,710,474	$44,728,895
#	MGM Resorts International	2,363,685	39,780,819
# *	Mohawk Industries, Inc.	582,542	51,100,584
	Newell Brands, Inc.	686,895	9,534,103
# *	Norwegian Cruise Line Holdings, Ltd.	458,271	7,515,644
	PulteGroup, Inc.	2,391,049	67,594,955
#	PVH Corp.	418,266	20,591,235
# *	Qurate Retail, Inc.	63,525	511,694
#	Ralph Lauren Corp.	326,288	24,073,529
#	Royal Caribbean Cruises, Ltd.	1,212,750	56,720,318
*	Skechers U.S.A., Inc., Class A	31,900	898,942
	Tapestry, Inc.	441,647	6,571,707
	Target Corp.	1,298,687	142,517,911
	Tiffany & Co.	56,092	7,095,638
	Toll Brothers, Inc.	212,428	5,102,521
# *	Veoneer, Inc.	289,615	2,832,435
#	Whirlpool Corp.	493,880	55,186,151

TOTAL CONSUMER DISCRETIONARY			1,296,368,163

CONSUMER STAPLES — (5.1%)
	Archer-Daniels-Midland Co.	1,090,428	40,498,496
	Bunge, Ltd.	587,605	23,310,290
	Conagra Brands, Inc.	446,390	14,927,282
	Constellation Brands, Inc., Class A	213,898	35,226,862
#	Coty, Inc., Class A	878,972	4,790,397
	Ingredion, Inc.	246,558	20,020,510
#	JM Smucker Co. (The)	864,361	99,323,722
	Kraft Heinz Co. (The)	974,551	29,558,132
	Kroger Co. (The)	2,823,877	89,262,752
#	Molson Coors Beverage Co., Class B	659,891	27,062,130
	Mondelez International, Inc., Class A	3,331,133	171,353,482
*	Pilgrim’s Pride Corp.	6,211	136,642
# *	Post Holdings, Inc.	411,384	37,785,620
	Seaboard Corp.	13	39,144
	Tyson Foods, Inc., Class A	1,708,709	106,264,613
*	US Foods Holding Corp.	1,072,390	23,056,385
	Walgreens Boots Alliance, Inc.	3,325,385	143,955,917
	Walmart, Inc.	2,536,159	308,270,126

TOTAL CONSUMER STAPLES			1,174,842,502

ENERGY — (9.7%)
#	Apache Corp.	1,244,953	16,283,985
	Baker Hughes Co.	820,593	11,447,272
	Chevron Corp.	6,692,091	615,672,372
	Cimarex Energy Co.	11,916	302,905
	Concho Resources, Inc.	714,804	40,543,683
	ConocoPhillips	5,038,126	212,105,105
#	Devon Energy Corp.	1,100,536	13,723,684
#	Diamondback Energy, Inc.	380,922	16,585,344
	EOG Resources, Inc.	466,277	22,152,820
	Exxon Mobil Corp.	12,826,589	596,051,591
	Halliburton Co.	750,288	7,878,024
#	Hess Corp.	966,730	47,021,747
	HollyFrontier Corp.	1,260,783	41,656,270
	Kinder Morgan, Inc.	4,363,116	66,450,257
#	Marathon Oil Corp.	1,293,179	7,914,256
	Marathon Petroleum Corp.	3,035,515	97,379,321
#	National Oilwell Varco, Inc.	1,225,519	15,490,560

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Noble Energy, Inc.	2,207,065	$21,651,308
#	Occidental Petroleum Corp.	3,385,945	56,206,687
	Parsley Energy, Inc., Class A	89,221	843,138
	Phillips 66	1,192,291	87,239,933
	Pioneer Natural Resources Co.	441,198	39,403,393
	Schlumberger, Ltd.	1,730,153	29,101,173
#	Targa Resources Corp.	435,529	5,644,456
#	TechnipFMC P.L.C.	1,349,851	12,027,172
	Valero Energy Corp.	2,387,921	151,274,795
	Williams Cos., Inc. (The)	189,650	3,673,521

TOTAL ENERGY			2,235,724,772

FINANCIALS — (19.8%)
	Aflac, Inc.	1,555,653	57,932,518
	Alleghany Corp.	33,873	18,078,359
	Allstate Corp. (The)	792,190	80,581,567
	Ally Financial, Inc.	3,013,089	49,384,529
	American Financial Group, Inc.	352,608	23,356,754
	American International Group, Inc.	1,399,338	35,585,165
*	Arch Capital Group, Ltd.	522,976	12,567,113
	Assurant, Inc.	226,026	24,013,002
*	Athene Holding, Ltd., Class A	122,622	3,310,794
	Axis Capital Holdings, Ltd.	76,336	2,793,898
	Bank of America Corp.	18,272,093	439,443,837
	Bank of New York Mellon Corp. (The)	3,570,549	134,038,409
*	Berkshire Hathaway, Inc., Class B	2,919,620	547,020,003
#	BOK Financial Corp.	6,114	316,644
	Capital One Financial Corp.	1,998,252	129,406,799
	Chubb, Ltd.	590,560	63,786,386
	Citigroup, Inc.	6,825,155	331,429,527
	Citizens Financial Group, Inc.	912,076	20,421,382
	CNA Financial Corp.	188,355	5,948,251
	Comerica, Inc.	155,103	5,406,891
	E*TRADE Financial Corp.	64,016	2,599,690
#	East West Bancorp, Inc.	105,524	3,700,727
	Equitable Holdings, Inc.	1,600	29,312
	Everest Re Group, Ltd.	128,591	22,262,960
	Fifth Third Bancorp	4,741,899	88,626,092
#	Franklin Resources, Inc.	47,772	900,024
	Goldman Sachs Group, Inc. (The)	1,174,999	215,518,317
	Hartford Financial Services Group, Inc. (The)	2,308,918	87,715,795
	Huntington Bancshares, Inc.	6,621,934	61,186,670
#	Invesco, Ltd.	920,299	7,932,977
	Jefferies Financial Group, Inc.	303,442	4,163,224
	JPMorgan Chase & Co.	5,905,370	565,498,231
	KeyCorp.	4,153,962	48,393,657
	Lincoln National Corp.	716,472	25,413,262
	Loews Corp.	1,036,913	35,939,405
	M&T Bank Corp.	159,324	17,857,034
*	Markel Corp.	299	258,886
	MetLife, Inc.	1,663,754	60,028,244
#	Morgan Stanley	4,889,616	192,797,559
#	New York Community Bancorp, Inc.	866,415	9,409,267
	Old Republic International Corp.	816,263	13,019,395
#	People’s United Financial, Inc.	396,896	5,036,610
	PNC Financial Services Group, Inc. (The)	1,281,228	136,668,591
	Principal Financial Group, Inc.	1,684,917	61,347,828
#	Prosperity Bancshares, Inc.	47,592	2,852,188
	Prudential Financial, Inc.	751,138	46,848,477

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Regions Financial Corp.	6,114,973	$65,735,960
	Reinsurance Group of America, Inc.	221,354	23,171,337
	RenaissanceRe Holdings, Ltd.	112,797	16,469,490
	Santander Consumer USA Holdings, Inc.	811,033	12,644,004
	Signature Bank	400	42,872
	State Street Corp.	412,299	25,991,329
	Synchrony Financial	1,129,706	22,356,882
	Synovus Financial Corp.	149,872	3,148,811
#	TCF Financial Corp.	136,600	4,055,654
	Travelers Cos., Inc. (The)	1,137,532	115,129,614
	Truist Financial Corp.	3,754,654	140,123,687
	U.S. Bancorp	657,735	24,007,327
	Unum Group	780,133	13,613,321
	Voya Financial, Inc.	184,436	8,330,974
	Wells Fargo & Co.	12,774,691	371,104,773
	WR Berkley Corp.	260,023	14,041,242
#	Zions Bancorp NA	923,809	29,201,602

TOTAL FINANCIALS			4,589,995,129

HEALTH CARE — (18.5%)
	Abbott Laboratories	443,906	40,879,304
*	Alexion Pharmaceuticals, Inc.	206,959	22,241,884
	Allergan P.L.C.	496,938	93,096,365
	Anthem, Inc.	1,307,797	367,137,852
	Becton Dickinson and Co	75,909	19,169,300
*	Biogen, Inc.	185,413	55,036,141
*	Bio-Rad Laboratories, Inc., Class A	28,257	12,435,906
*	Boston Scientific Corp.	1,300	48,724
	Bristol-Myers Squibb Co	1,181,165	71,826,644
	Cardinal Health, Inc.	974,745	48,230,383
*	Centene Corp.	1,676,531	111,623,434
# *	Change Healthcare, Inc.	1,125,378	13,099,400
*	Cigna Corp.	1,532,809	300,093,346
	CVS Health Corp.	5,447,574	335,298,180
	Danaher Corp.	1,567,775	256,268,501
# *	DaVita, Inc.	1,113,953	88,013,426
	DENTSPLY SIRONA, Inc.	248,765	10,557,587
*	Elanco Animal Health, Inc.	77,428	1,913,246
	Envista Holdings Corp.	682,946	13,296,959
# *	Henry Schein, Inc.	186,248	10,161,691
	Humana, Inc.	519,080	198,195,126
*	IQVIA Holdings, Inc.	267,416	38,130,847
*	Jazz Pharmaceuticals P.L.C.	216,273	23,844,098
*	Laboratory Corp. of America Holdings	761,302	125,196,114
	McKesson Corp.	566,777	80,057,251
	Medtronic P.L.C.	3,334,526	325,549,773
*	Mylan NV	3,258,350	54,642,529
	PerkinElmer, Inc.	110,802	10,030,905
	Perrigo Co. P.L.C.	386,545	20,602,848
	Pfizer, Inc.	24,516,708	940,460,919
	Quest Diagnostics, Inc.	975,068	107,364,737
	STERIS P.L.C.	209,661	29,876,692
*	Syneos Health, Inc.	13,705	764,602
	Thermo Fisher Scientific, Inc.	1,048,159	350,797,854
*	United Therapeutics Corp.	2,261	247,715
	Universal Health Services, Inc., Class B	543,070	57,397,068
	Zimmer Biomet Holdings, Inc.	323,050	38,669,085

TOTAL HEALTH CARE			4,272,256,436

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (9.9%)
*	AECOM	520,350	$18,867,891
	AGCO Corp.	349,769	18,481,794
	Alaska Air Group, Inc.	543,670	17,680,148
	AMERCO	84,734	23,736,535
	AMETEK, Inc.	142,169	11,923,714
	Arcosa, Inc.	75,409	2,810,493
	Carlisle Cos., Inc.	361,400	43,714,944
*	Carrier Global Corp.	2,467,746	43,703,782
	Cummins, Inc.	404,064	66,064,464
	Deere & Co.	49,088	7,120,705
	Delta Air Lines, Inc.	2,880,182	74,625,516
	Dover Corp.	415,802	38,939,857
	Eaton Corp. P.L.C.	1,805,121	150,727,604
	Emerson Electric Co.	244,394	13,937,790
	FedEx Corp.	1,023,792	129,786,112
	Fluor Corp.	363	4,247
	Fortive Corp.	78,002	4,992,128
	Fortune Brands Home & Security, Inc.	523,155	25,216,071
	General Dynamics Corp.	117,605	15,361,565
	General Electric Co.	4,452,594	30,277,639
	Howmet Aerospace, Inc.	2,019,433	26,393,989
	Hubbell, Inc.	27,996	3,483,542
# *	Ingersoll Rand, Inc.	796,624	23,165,826
	Jacobs Engineering Group, Inc.	415,660	34,395,865
# *	JetBlue Airways Corp.	1,548,592	15,083,286
	Johnson Controls International P.L.C.	1,635,287	47,603,205
	Kansas City Southern	681,598	88,982,619
	ManpowerGroup, Inc.	360,280	26,747,187
	Nielsen Holdings P.L.C.	1,415,882	20,855,942
	Norfolk Southern Corp.	1,352,330	231,383,663
	nVent Electric P.L.C.	13,164	245,509
	Oshkosh Corp.	340,740	23,010,172
*	Otis Worldwide Corp.	1,233,873	62,816,474
	Owens Corning	643,147	27,886,854
	PACCAR, Inc.	769,837	53,295,816
	Parker-Hannifin Corp.	96,829	15,310,602
	Pentair P.L.C.	1,025,620	35,476,196
	Quanta Services, Inc.	653,713	23,769,005
	Raytheon Technologies Corp.	2,467,746	159,934,618
	Republic Services, Inc.	1,869,856	146,484,519
*	Sensata Technologies Holding P.L.C.	638,984	23,246,238
#	Snap-on, Inc.	315,643	41,125,126
	Southwest Airlines Co.	1,540,288	48,134,000
	Stanley Black & Decker, Inc.	772,699	85,151,430
	Textron, Inc.	1,940,539	51,152,608
	Trane Technologies P.L.C.	810,600	70,862,652
*	United Airlines Holdings, Inc.	1,825,283	53,991,871
# *	United Rentals, Inc.	235,205	30,223,843
#	Wabtec Corp.	306,885	17,314,452
# *	XPO Logistics, Inc.	847,283	56,547,667

TOTAL INDUSTRIALS			2,282,047,775

INFORMATION TECHNOLOGY — (10.8%)
*	Akamai Technologies, Inc.	37,876	3,700,864
	Amdocs, Ltd.	723,158	46,600,302
	Analog Devices, Inc.	610,645	66,926,692
*	Arrow Electronics, Inc.	476,297	29,968,607
	Avnet, Inc.	5,178	155,444
*	CACI International, Inc., Class A	4,400	1,100,616

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Cerence Inc.	658	$13,923
*	Ciena Corp.	75,200	3,478,000
	Cognizant Technology Solutions Corp., Class A	377,651	21,911,311
#	Corning, Inc.	3,942,053	86,764,587
	Dolby Laboratories, Inc., Class A	16,857	1,011,926
	DXC Technology Co.	1,267,555	22,980,772
	Fidelity National Information Services, Inc.	1,262,868	166,559,660
*	Fiserv, Inc.	372,387	38,378,204
# *	Flex, Ltd.	1,342,960	13,107,290
	Global Payments, Inc.	230,621	38,287,698
	Hewlett Packard Enterprise Co.	8,088,422	81,369,525
	HP, Inc.	9,390,456	145,645,973
	Intel Corp.	17,205,184	1,031,966,936
# *	IPG Photonics Corp.	2,234	288,923
	Jabil, Inc.	219,735	6,249,263
	Juniper Networks, Inc.	1,224,710	26,453,736
	Lam Research Corp.	71,254	18,189,721
	Leidos Holdings, Inc.	739,121	73,032,546
#	Marvell Technology Group, Ltd.	1,122,782	30,023,191
#	Microchip Technology, Inc.	36,436	3,196,530
*	Micron Technology, Inc.	5,140,431	246,175,241
# *	Nuance Communications, Inc.	4,368	88,234
# *	ON Semiconductor Corp.	2,100,656	33,705,026
*	Qorvo, Inc.	509,820	49,977,655
	Skyworks Solutions, Inc.	384,886	39,981,958
	SS&C Technologies Holdings, Inc.	244,571	13,490,536
	SYNNEX Corp.	95,834	8,391,225
	TE Connectivity, Ltd.	993,685	72,996,100
	Western Digital Corp.	1,141,714	52,610,181
*	Xerox Holdings Corp.	1,739,519	31,815,802

TOTAL INFORMATION TECHNOLOGY			2,506,594,198

MATERIALS — (5.1%)
	Air Products & Chemicals, Inc.	380,605	85,856,876
#	Albemarle Corp.	584,580	35,910,749
# *	Amcor, PLC	388,772	3,487,285
# *	Arconic Corp.	504,858	4,402,362
#	Ball Corp.	644	42,240
	Celanese Corp.	48,836	4,056,807
	CF Industries Holdings, Inc.	1,284,847	35,333,292
*	Corteva, Inc.	1,044,893	27,365,748
*	Dow, Inc.	1,432,858	52,571,560
	DuPont de Nemours, Inc.	1,044,893	49,130,869
	Eastman Chemical Co.	1,058,943	64,076,641
#	Freeport-McMoRan, Inc.	5,353,048	47,267,414
	Huntsman Corp.	314,029	5,278,827
#	International Flavors & Fragrances, Inc.	36,015	4,719,045
	International Paper Co.	2,100,745	71,950,516
	Linde P.L.C.	682,849	125,637,387
	LyondellBasell Industries NV, Class A	641,266	37,161,365
	Martin Marietta Materials, Inc.	262,681	49,969,807
	Mosaic Co. (The)	1,232,432	14,185,292
	Newmont Corp.	1,822,997	108,431,862
	Nucor Corp.	2,518,486	103,736,438
#	Packaging Corp. of America	104,846	10,133,366
	PPG Industries, Inc.	8,900	808,387
	Reliance Steel & Aluminum Co.	459,415	41,154,396
	Royal Gold, Inc.	120,393	14,751,754
	Sonoco Products Co.	172,782	8,438,673

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Steel Dynamics, Inc.	1,698,064	$41,212,013
	Valvoline, Inc.	1,033,732	17,769,853
	Vulcan Materials Co.	518,836	58,612,903
#	Westlake Chemical Corp.	372,164	16,170,526
	WestRock Co.	1,131,953	36,437,567

	TOTAL MATERIALS		1,176,061,820

	REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	742,520	31,876,384
*	Howard Hughes Corp. (The)	4,513	244,424
#	Jones Lang LaSalle, Inc.	309,764	32,704,883

	TOTAL REAL ESTATE		64,825,691

	UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,591,215
	NRG Energy, Inc.	1,445,428	48,465,201
	Vistra Energy Corp.	1,084,247	21,186,186

	TOTAL UTILITIES		75,242,602

	TOTAL COMMON STOCKS Cost ($19,730,793,532)		22,534,171,245

	TEMPORARY CASH INVESTMENTS — (1.4%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	310,708,876	310,708,876

	SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	22,079,889	255,486,398

	TOTAL INVESTMENTS — (100.0%) (Cost $20,296,945,427)		$23,100,366,519

P.L.C. Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,574	06/19/20	$329,401,150	$373,538,880	$44,137,730

Total Futures Contracts			$329,401,150	$373,538,880	$44,137,730

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,860,212,157	—	—	$2,860,212,157
Consumer Discretionary	1,296,368,163	—	—	1,296,368,163
Consumer Staples	1,174,842,502	—	—	1,174,842,502
Energy	2,235,724,772	—	—	2,235,724,772
Financials	4,589,995,129	—	—	4,589,995,129
Health Care	4,272,256,436	—	—	4,272,256,436
Industrials	2,282,047,775	—	—	2,282,047,775
Information Technology	2,506,594,198	—	—	2,506,594,198
Materials	1,176,061,820	—	—	1,176,061,820
Real Estate	64,825,691	—	—	64,825,691
Utilities	75,242,602	—	—	75,242,602
Temporary Cash Investments	310,708,876	—	—	310,708,876
Securities Lending Collateral	—	$255,486,398	—	255,486,398
Futures Contracts**	44,137,730	—	—	44,137,730

TOTAL	$22,889,017,851	$255,486,398	—	$23,144,504,249

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	22,400	$55,340
	Aeria, Inc.	15,800	86,895
#	Akatsuki, Inc.	30,200	1,132,368
# *	AlphaPolis Co., Ltd.	10,700	234,062
	Amuse, Inc.	7,400	153,846
	AOI TYO Holdings, Inc.	147,231	605,784
	Asahi Broadcasting Group Holdings Corp.	70,300	452,930
#	Asahi Net, Inc.	102,300	926,398
	Ateam, Inc.	77,600	508,845
# *	Atrae, Inc.	34,800	827,689
	Avex, Inc.	270,800	2,049,697
# *	Bengo4.com, Inc.	25,100	1,587,569
*	Broadmedia Corp.	55,200	40,819
	Ceres, Inc.	24,900	189,341
	Daiichikosho Co., Ltd.	29,900	897,425
	DeNA Co., Ltd.	20,000	246,202
	Dip Corp.	215,000	4,588,606
*	Drecom Co., Ltd.	13,400	66,970
# *	eBook Initiative Japan Co., Ltd.	14,200	297,578
	Extreme Co., Ltd.	17,300	215,798
#	Faith, Inc.	60,910	358,900
	FAN Communications, Inc.	328,900	1,381,988
*	Fibergate, Inc.	3,000	35,182
#	Freebit Co., Ltd.	55,300	381,384
#	Full Speed, Inc.	41,900	161,690
*	GA Technologies Co., Ltd.	800	20,714
	Gakken Holdings Co., Ltd.	152,400	2,507,698
	Gree, Inc.	874,000	3,435,959
	GungHo Online Entertainment, Inc.	117,100	1,815,938
	Gurunavi, Inc.	213,800	1,139,898
#	Imagica Group, Inc.	118,100	395,862
	Intage Holdings, Inc.	230,400	1,648,326
	Internet Initiative Japan, Inc.	194,900	6,661,992
	ITmedia, Inc.	30,000	271,748
# *	Itokuro, Inc.	54,600	715,388
	Kadokawa Corp.	370,816	5,331,396
#	Kamakura Shinsho, Ltd.	61,100	609,131
*	KLab, Inc.	141,900	960,317
	LIFULL Co., Ltd.	327,500	1,000,216
	Macromill, Inc.	261,900	1,662,149
	MarkLines Co., Ltd.	67,000	1,082,491
	Marvelous, Inc.	240,400	1,198,285
#	Members Co., Ltd.	45,500	602,271
#	Mixi, Inc.	245,000	4,227,268
# *	Mobile Factory, Inc.	10,500	96,069
	MTI, Ltd.	179,700	921,174
	Okinawa Cellular Telephone Co.	86,400	3,299,203
*	PR Times, Inc.	600	11,771
	Proto Corp.	181,400	1,620,355
# *	Shobunsha Holdings, Inc.	239,700	880,372
	SKY Perfect JSAT Holdings, Inc.	1,023,200	3,846,575
#	SoldOut, Inc.	6,300	127,617
*	Synchro Food Co., Ltd.	47,900	128,019
	Toei Animation Co., Ltd.	38,900	1,921,365

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co., Ltd.	11,400	$1,415,899
	Tohokushinsha Film Corp.	90,500	484,677
#	Tokyu Recreation Co., Ltd.	19,600	804,041
	Tow Co., Ltd.	272,000	704,250
	TV Asahi Holdings Corp.	27,900	414,165
	Tv Tokyo Holdings Corp.	102,900	2,289,967
#	Usen-Next Holdings Co., Ltd.	52,500	682,159
#	ValueCommerce Co., Ltd.	113,500	2,325,722
#	V-Cube, Inc.	80,700	893,322
*	Vector, Inc.	206,200	1,349,523
*	Vision, Inc.	121,300	835,748
	Wowow, Inc.	44,800	1,061,165
*	Zappallas, Inc.	36,300	115,013
	Zenrin Co., Ltd.	261,450	2,755,982
#	ZIGExN Co., Ltd.	436,900	1,273,474

TOTAL COMMUNICATION SERVICES			83,027,980

CONSUMER DISCRETIONARY — (16.5%)
	Adastria Co., Ltd.	165,140	2,282,711
#	Adventure, Inc.	8,800	249,810
#	Aeon Fantasy Co., Ltd.	57,532	899,110
*	AGORA Hospitality Group Co., Ltd.	341,200	65,884
	Ahresty Corp.	158,000	543,172
	Aigan Co., Ltd.	60,800	119,368
	Ainavo Holdings Co., Ltd.	5,600	37,725
	Aisan Industry Co., Ltd.	254,300	1,348,490
# *	Akebono Brake Industry Co., Ltd.	225,300	411,888
#	Alleanza Holdings Co., Ltd.	88,400	689,988
	Alpen Co., Ltd.	116,700	1,789,531
#	Alpha Corp.	52,600	444,314
	Amiyaki Tei Co., Ltd.	31,500	825,856
	AOKI Holdings, Inc.	285,200	1,732,722
	Aoyama Trading Co., Ltd.	336,500	2,842,701
	Arata Corp.	97,000	4,006,130
	Arcland Sakamoto Co., Ltd.	205,400	1,958,634
	Arcland Service Holdings Co., Ltd.	77,100	1,196,297
	Asahi Co., Ltd.	102,000	1,225,296
	Asante, Inc.	49,700	671,003
#	Ashimori Industry Co., Ltd.	30,899	242,897
	ASKUL Corp.	69,100	1,972,884
# *	Asti Corp.	20,800	254,468
#	Atom Corp.	730,700	5,711,202
	Atsugi Co., Ltd.	119,400	685,949
*	Aucfan Co., Ltd.	3,100	21,321
# *	Aucnet, Inc.	28,200	284,854
	Autobacs Seven Co., Ltd.	548,500	6,405,101
#	Avantia Co., Ltd.	74,800	466,032
	Baroque Japan, Ltd.	91,600	491,562
*	Beaglee, Inc.	35,300	497,311
#	Beauty Garage, Inc.	18,600	259,853
	Beenos, Inc.	7,100	66,127
	Belluna Co., Ltd.	379,100	1,770,985
	Bic Camera, Inc.	317,700	2,941,186
#	Bookoff Group Holdings, Ltd.	68,800	502,062
#	BRONCO BILLY Co., Ltd.	72,900	1,392,335
#	Can Do Co., Ltd.	67,900	1,202,301
	Central Automotive Products, Ltd.	85,400	1,437,944
#	Central Sports Co., Ltd.	52,100	1,070,867
#	Chikaranomoto Holdings Co., Ltd.	35,400	203,791

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	CHIMNEY Co., Ltd.	37,900	$570,064
	Chiyoda Co., Ltd.	124,200	1,189,776
	Chofu Seisakusho Co., Ltd.	135,700	2,970,988
#	Choushimaru Co., Ltd.	7,600	79,220
	Chuo Spring Co., Ltd.	20,000	506,505
	Cleanup Corp.	147,500	708,438
#	Colowide Co., Ltd.	351,400	4,839,141
	Corona Corp.	105,500	935,715
#	Create Restaurants Holdings, Inc.	629,100	3,469,882
	Cross Plus, Inc.	9,800	42,498
*	Curves Holdings Co., Ltd.	253,600	1,214,652
	Daido Metal Co., Ltd.	305,400	1,524,643
#	Daidoh, Ltd.	105,400	194,340
	Daikoku Denki Co., Ltd.	60,900	658,997
	Daikyonishikawa Corp.	274,100	1,357,766
	Dainichi Co., Ltd.	68,900	430,369
	Daisyo Corp.	2,200	24,560
	DCM Holdings Co., Ltd.	713,300	6,969,748
	DD Holdings Co., Ltd.	58,200	426,209
*	Descente, Ltd.	182,100	2,424,616
	Doshisha Co., Ltd.	174,400	2,145,703
	Doutor Nichires Holdings Co., Ltd.	192,186	2,908,506
#	Dynic Corp.	42,200	293,149
	Eagle Industry Co., Ltd.	198,600	1,249,260
#	EAT&Co, Ltd.	33,000	525,786
#	EDION Corp.	552,600	4,803,344
#	Enigmo, Inc.	147,600	1,277,033
	ES-Con Japan, Ltd.	179,200	1,205,495
	ESCRIT, Inc.	47,100	172,029
	Eslead Corp.	57,200	717,795
#	ESTELLE Holdings Co., Ltd.	12,600	66,926
	Exedy Corp.	212,500	3,423,824
	FCC Co., Ltd.	270,100	3,843,031
	Felissimo Corp.	17,800	163,480
	Fields Corp.	119,200	364,236
	Fine Sinter Co., Ltd.	10,300	156,422
#	First Juken Co., Ltd.	42,500	373,749
	First-corp, Inc.	45,300	207,522
#	FJ Next Co., Ltd.	116,100	879,541
	Foster Electric Co., Ltd.	151,200	1,644,395
#	France Bed Holdings Co., Ltd.	153,900	1,257,581
#	F-Tech, Inc.	102,800	443,590
	Fuji Co., Ltd.	130,800	2,089,028
#	Fuji Corp.	38,000	626,716
	Fuji Corp., Ltd.	197,800	932,385
#	Fuji Kyuko Co., Ltd.	56,700	1,636,007
	Fujibo Holdings, Inc.	75,100	2,007,852
	Fujikura Composites, Inc.	141,700	479,403
#	Fujio Food System Co., Ltd.	100,600	1,231,114
	Fujishoji Co., Ltd.	55,100	335,709
#	Fujita Kanko, Inc.	44,200	712,509
	Fujitsu General, Ltd.	151,200	2,503,292
	FuKoKu Co., Ltd.	67,200	369,139
*	Funai Electric Co., Ltd.	135,600	560,904
#	Furukawa Battery Co., Ltd. (The)	101,100	519,176
	Furyu Corp.	100,400	770,944
	Futaba Industrial Co., Ltd.	432,000	2,053,610
#	Gakkyusha Co., Ltd.	50,900	519,217
	Genki Sushi Co., Ltd.	38,000	823,637

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Geo Holdings Corp.	242,700	$3,177,447
#	Gfoot Co., Ltd.	87,000	349,650
	GLOBERIDE, Inc.	62,099	1,107,427
#	Gokurakuyu Holdings Co., Ltd.	82,500	287,444
#	Golf Digest Online, Inc.	61,600	279,955
	Greens Co., Ltd.	32,000	124,630
	GSI Creos Corp.	31,592	303,998
	G-Tekt Corp.	147,400	1,507,710
	Gunze, Ltd.	121,300	4,111,825
	H2O Retailing Corp.	376,200	2,950,605
	Hagihara Industries, Inc.	87,700	1,081,316
#	Hakuyosha Co., Ltd.	12,900	319,865
#	Hamee Corp.	36,100	435,932
	Handsman Co., Ltd.	39,600	455,525
	Happinet Corp.	117,900	1,161,864
#	Harada Industry Co., Ltd.	28,400	219,822
	Hard Off Corp. Co., Ltd.	67,300	417,877
	Haruyama Holdings, Inc.	59,700	408,757
	Heian Ceremony Service Co., Ltd.	8,300	63,679
	Heiwa Corp.	12,200	205,424
	Hiday Hidaka Corp.	163,365	2,519,998
	HI-LEX Corp.	115,600	1,249,733
#	Himaraya Co., Ltd.	32,100	218,663
	Hinokiya Group Co., Ltd.	42,000	578,077
*	Hiramatsu, Inc.	75,200	100,872
#	HIS Co., Ltd.	171,400	2,256,850
	H-One Co., Ltd.	143,000	700,590
#	Honeys Holdings Co., Ltd.	158,440	1,607,849
	Hoosiers Holdings	337,100	1,900,761
#	Hotland Co., Ltd.	41,100	387,164
#	House Do Co., Ltd.	28,700	212,045
#	HUB Co., Ltd.	27,300	161,051
#	I K K, Inc.	56,900	326,188
#	IBJ, Inc.	86,800	552,530
	Ichibanya Co., Ltd.	103,458	4,297,378
	Ichikoh Industries, Ltd.	162,000	716,235
	IDOM, Inc.	399,100	1,597,618
	IJTT Co., Ltd.	170,180	699,616
	Imasen Electric Industrial	126,500	883,665
*	Istyle, Inc.	10,400	22,988
	Janome Sewing Machine Co., Ltd.	105,200	377,098
#	Japan Best Rescue System Co., Ltd.	114,400	808,831
	Japan Wool Textile Co., Ltd. (The)	369,000	3,233,865
#	JFLA Holdings, Inc.	106,300	325,471
	JINS Holdings, Inc.	98,700	5,206,272
#	Joban Kosan Co., Ltd.	46,199	558,100
	Joshin Denki Co., Ltd.	127,000	2,462,250
	Joyful Honda Co., Ltd.	15,000	182,632
	JP-Holdings, Inc.	351,000	878,889
	JVCKenwood Corp.	747,400	1,187,961
	Kappa Create Co., Ltd.	79,600	978,569
	Kasai Kogyo Co., Ltd.	182,100	846,301
	Kawai Musical Instruments Manufacturing Co., Ltd.	36,500	921,261
	Keihin Corp.	340,100	8,112,526
	Keiyo Co., Ltd.	261,000	1,393,777
	KFC Holdings Japan, Ltd.	69,400	1,672,097
	King Co., Ltd.	54,100	237,125
	Kintetsu Department Store Co., Ltd.	53,900	1,300,404
	Ki-Star Real Estate Co., Ltd.	50,600	504,924

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	KNT-CT Holdings Co., Ltd.	57,800	$484,407
	Kohnan Shoji Co., Ltd.	152,700	3,544,117
	Kojima Co., Ltd.	189,400	688,923
#	Komatsu Matere Co., Ltd.	229,100	1,599,312
	KOMEDA Holdings Co., Ltd.	334,600	5,084,031
	Komehyo Co., Ltd.	53,500	416,099
	Komeri Co., Ltd.	233,000	4,525,661
#	Konaka Co., Ltd.	173,606	520,950
#	Koshidaka Holdings Co., Ltd.	188,000	816,149
#	Kourakuen Holdings Corp.	80,400	1,091,035
	KU Holdings Co., Ltd.	124,300	925,179
#	Kura Sushi, Inc.	66,900	2,592,837
	Kurabo Industries, Ltd.	125,400	2,870,900
	Kushikatsu Tanaka Holdings Co.	8,000	100,499
*	KYB Corp.	164,800	3,313,989
	Kyoritsu Maintenance Co., Ltd.	156,262	3,769,803
	Kyoto Kimono Yuzen Co., Ltd.	29,100	62,971
*	Laox Co., Ltd.	104,500	141,725
#	LEC, Inc.	182,800	2,017,440
*	Litalico, Inc.	42,200	884,412
	LIXIL VIVA Corp.	173,800	2,958,191
	Look Holdings, Inc.	24,200	177,327
	Mamiya-Op Co., Ltd.	32,700	210,853
	Mars Group Holdings Corp.	91,600	1,430,084
	Maruzen CHI Holdings Co., Ltd.	106,300	370,999
	Matsuya Co., Ltd.	17,700	101,856
	Matsuyafoods Holdings Co., Ltd.	68,500	2,459,786
	Media Do Holdings Co., Ltd.	32,700	1,253,396
#	Meiko Network Japan Co., Ltd.	155,100	1,126,901
	Meiwa Estate Co., Ltd.	90,400	366,538
	Mikuni Corp.	170,000	392,185
*	Mitsuba Corp.	219,790	923,685
	Mizuno Corp.	137,400	2,383,664
	Monogatari Corp. (The)	33,400	1,986,881
	Morito Co., Ltd.	105,900	653,665
#	MrMax Holdings, Ltd.	158,200	615,677
	Murakami Corp.	30,200	634,379
	Musashi Seimitsu Industry Co., Ltd.	360,100	2,915,555
	Nafco Co., Ltd.	50,300	549,123
	Nagase Brothers, Inc.	200	10,114
	Nagawa Co., Ltd.	45,500	3,158,894
	Nakayamafuku Co., Ltd.	74,400	324,287
#	New Art Holdings Co., Ltd.	8,934	45,594
#	Nextage Co., Ltd.	193,700	1,306,442
	NHK Spring Co., Ltd.	366,500	2,425,052
	Nichirin Co., Ltd.	62,260	715,814
	Nihon House Holdings Co., Ltd.	283,600	729,791
	Nihon Plast Co., Ltd.	120,500	485,865
	Nihon Tokushu Toryo Co., Ltd.	86,400	689,264
	Nikki Co., Ltd.	2,100	38,947
	Nippon Felt Co., Ltd.	84,000	357,442
	Nippon Piston Ring Co., Ltd.	46,000	502,105
	Nippon Seiki Co., Ltd.	355,100	3,821,025
	Nishikawa Rubber Co., Ltd.	32,400	331,737
	Nishimatsuya Chain Co., Ltd.	356,700	2,821,921
	Nissan Shatai Co., Ltd.	521,000	4,170,818
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	350,889
	Nissin Kogyo Co., Ltd.	316,900	6,575,092
	Nittan Valve Co., Ltd.	93,500	172,255

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nojima Corp.	228,900	$3,967,526
	Ohashi Technica, Inc.	73,600	980,082
	Ohsho Food Service Corp.	101,300	5,389,260
*	Oisix ra daichi, Inc.	63,300	999,470
	Onward Holdings Co., Ltd.	690,900	2,161,610
#	Ootoya Holdings Co., Ltd.	40,200	733,408
*	Open Door, Inc.	53,800	476,986
#	Ozu Corp.	19,000	331,289
	Pacific Industrial Co., Ltd.	356,000	3,016,778
	PAL GROUP Holdings Co., Ltd.	152,500	1,783,898
#	PAPYLESS Co., Ltd.	34,600	663,575
	Paris Miki Holdings, Inc.	175,600	434,897
	PC Depot Corp.	223,881	1,120,462
	People Co., Ltd.	19,600	148,833
#	Pepper Food Service Co., Ltd.	59,000	256,616
#	PIA Corp.	35,100	955,412
	Piolax, Inc.	215,700	3,211,256
	Plenus Co., Ltd.	72,900	1,194,029
	Press Kogyo Co., Ltd.	636,000	1,567,522
#	Pressance Corp.	281,800	2,884,025
	QB Net Holdings Co., Ltd.	5,000	84,524
# *	Raccoon Holdings, Inc.	90,200	539,259
	Regal Corp.	1,500	32,131
	Renaissance, Inc.	92,200	861,883
# *	Renown, Inc.	249,800	179,656
	Resorttrust, Inc.	439,700	4,508,141
	Rhythm Watch Co., Ltd.	53,800	318,556
#	Riberesute Corp.	49,800	369,705
#	Ride On Express Holdings Co., Ltd.	54,600	753,660
# *	Right On Co., Ltd.	113,425	497,414
	Riken Corp.	66,000	1,760,596
#	Ringer Hut Co., Ltd.	137,700	2,757,875
	Riso Kyoiku Co., Ltd.	626,300	1,487,970
#	Round One Corp.	503,400	4,122,100
#	Royal Holdings Co., Ltd.	179,100	2,950,183
*	Royal Hotel, Ltd. (The)	2,100	24,951
	Sac’s Bar Holdings, Inc.	138,350	709,795
	Saizeriya Co., Ltd.	209,200	4,146,964
	Sakai Ovex Co., Ltd.	32,199	613,418
	San Holdings, Inc.	62,200	739,873
*	Sanden Holdings Corp.	104,200	333,884
	Sanei Architecture Planning Co., Ltd.	68,500	760,006
	Sangetsu Corp.	318,650	4,742,488
	Sankyo Seiko Co., Ltd.	252,500	1,086,989
#	Sanoh Industrial Co., Ltd.	193,000	1,247,608
	Sanyei Corp.	4,300	107,733
	Sanyo Electric Railway Co., Ltd.	126,498	2,496,347
#	Sanyo Shokai, Ltd.	89,399	746,501
	Scroll Corp.	202,300	609,628
#	Seiko Holdings Corp.	201,682	3,348,626
	Seiren Co., Ltd.	367,000	4,345,270
	Senshukai Co., Ltd.	193,500	630,300
#	SFP Holdings Co., Ltd.	61,800	768,902
# *	Shidax Corp.	143,400	355,275
#	Shikibo, Ltd.	65,500	646,322
	Shimachu Co., Ltd.	259,400	6,478,228
	Shimojima Co., Ltd.	46,100	530,414
	Shoei Co., Ltd.	182,800	3,477,432
	Showa Corp.	399,000	8,384,143

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Silver Life Co., Ltd.	2,000	$37,802
	Snow Peak, Inc.	62,700	451,546
	SNT Corp.	237,700	553,714
	Soft99 Corp.	83,400	637,240
	Sotoh Co., Ltd.	47,400	411,579
	Space Value Holdings Co., Ltd.	239,300	754,910
	SPK Corp.	45,400	547,977
# *	SRS Holdings Co., Ltd.	132,600	1,038,319
	St Marc Holdings Co., Ltd.	119,200	1,990,329
	Starts Corp., Inc.	257,600	4,983,313
	Step Co., Ltd.	63,200	809,234
	Studio Alice Co., Ltd.	63,600	856,289
#	Suminoe Textile Co., Ltd.	34,700	573,845
	Sumitomo Riko Co., Ltd.	290,800	1,555,165
	Suncall Corp.	132,600	474,247
	Syuppin Co., Ltd.	124,400	836,794
	T RAD Co., Ltd.	48,200	604,467
	Tachikawa Corp.	69,800	709,435
	Tachi-S Co., Ltd.	225,040	1,968,862
	Taiho Kogyo Co., Ltd.	118,300	569,148
#	Takashimaya Co., Ltd.	425,300	3,843,509
	Take And Give Needs Co., Ltd.	65,910	418,517
	Takihyo Co., Ltd.	34,800	522,701
#	Tama Home Co., Ltd.	91,000	1,056,173
	Tamron Co., Ltd.	114,800	1,909,967
#	Tbk Co., Ltd.	163,200	721,163
#	Tear Corp.	60,900	285,915
#	Temairazu, Inc.	5,400	220,111
#	Tenpos Holdings Co., Ltd.	27,600	487,730
	T-Gaia Corp.	157,400	3,126,899
	Tigers Polymer Corp.	87,800	371,196
	Toa Corp.	183,900	1,221,456
	Toabo Corp.	45,799	204,101
	Tokai Rika Co., Ltd.	306,800	3,908,501
#	Token Corp.	50,150	3,443,132
*	Tokyo Base Co., Ltd.	109,300	292,969
#	Tokyo Dome Corp.	537,700	3,928,215
#	Tokyo Individualized Educational Institute, Inc.	78,300	392,500
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	118,583
	Tokyotokeiba Co., Ltd.	76,000	2,504,448
	Tomy Co., Ltd.	641,393	5,180,433
	Topre Corp.	253,700	2,934,749
#	Toridoll Holdings Corp.	331,800	3,788,376
	Torikizoku Co., Ltd.	27,900	399,644
	Tosho Co., Ltd.	122,000	1,101,410
#	Toyo Tire Corp.	426,100	4,989,315
	TPR Co., Ltd.	169,600	1,979,824
	Treasure Factory Co., Ltd.	10,300	64,974
	TS Tech Co., Ltd.	120,400	3,264,615
	TSI Holdings Co., Ltd.	459,295	1,778,172
	Tsukada Global Holdings, Inc.	95,600	317,384
	Tsukamoto Corp. Co., Ltd.	19,000	198,226
	Tsutsumi Jewelry Co., Ltd.	54,700	844,293
# *	Umenohana Co., Ltd.	22,200	269,951
	Unipres Corp.	298,800	2,620,318
	United Arrows, Ltd.	164,000	2,556,198
# *	Unitika, Ltd.	265,600	796,387
	Universal Entertainment Corp.	35,300	578,925
# *	VIA Holdings, Inc.	153,400	640,427

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Village Vanguard Co., Ltd.	35,500	$294,237
# *	Visionary Holdings Co., Ltd.	50,109	149,845
	VT Holdings Co., Ltd.	607,500	1,669,643
	Wacoal Holdings Corp.	317,400	6,401,598
	Waseda Academy Co., Ltd.	30,400	275,427
#	WATAMI Co., Ltd.	165,400	1,584,025
	Watts Co., Ltd.	52,100	310,797
#	Weds Co., Ltd.	14,500	59,942
	World Co., Ltd.	13,100	153,689
	Xebio Holdings Co., Ltd.	194,800	1,610,703
	Yachiyo Industry Co., Ltd.	54,900	220,100
	Yagi & Co., Ltd.	18,600	252,788
	Yamato International, Inc.	100,500	315,280
#	Yasunaga Corp.	54,500	499,832
	Yellow Hat, Ltd.	258,200	3,587,484
	Yomiuri Land Co., Ltd.	31,500	1,011,063
#	Yondoshi Holdings, Inc.	121,420	1,967,973
	Yorozu Corp.	148,900	1,574,427
	Yoshinoya Holdings Co., Ltd.	293,700	6,069,491
	Yossix Co., Ltd.	22,600	382,443
	Yutaka Giken Co., Ltd.	8,700	112,722

TOTAL CONSUMER DISCRETIONARY			498,177,151

CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	230,800	1,647,320
	AFC-HD AMS Life Science Co., Ltd.	48,300	267,838
	Albis Co., Ltd.	38,700	753,014
	Arcs Co., Ltd.	292,900	5,495,676
	Artnature, Inc.	130,100	819,529
	Axial Retailing, Inc.	120,300	4,565,355
	Belc Co., Ltd.	78,700	4,592,797
#	Bourbon Corp.	50,700	842,291
	Bull-Dog Sauce Co., Ltd.	3,000	30,513
	Cawachi, Ltd.	55,400	1,310,004
#	C’BON COSMETICS Co., Ltd.	10,800	215,724
	Chubu Shiryo Co., Ltd.	169,300	2,595,254
	Chuo Gyorui Co., Ltd.	9,800	220,579
	cocokara fine, Inc.	147,860	6,973,253
	Como Co., Ltd.	2,600	59,827
#	Cota Co., Ltd.	92,642	1,057,156
#	Create SD Holdings Co., Ltd.	175,000	4,986,316
#	Daikokutenbussan Co., Ltd.	42,000	1,721,602
	Delica Foods Holdings Co., Ltd.	66,700	380,409
#	DyDo Group Holdings, Inc.	58,800	2,324,710
	Earth Corp.	32,100	1,861,934
	Ebara Foods Industry, Inc.	27,900	566,830
	Eco’s Co., Ltd.	49,200	879,813
#	Ensuiko Sugar Refining Co., Ltd.	86,200	164,566
	Feed One Co., Ltd.	852,640	1,329,188
*	First Baking Co., Ltd.	12,000	101,828
	Fujicco Co., Ltd.	139,400	2,505,740
	Fujiya Co., Ltd.	67,800	1,272,725
#	G-7 Holdings, Inc.	85,300	1,853,481
	Genky DrugStores Co., Ltd.	53,900	1,228,395
#	HABA Laboratories, Inc.	16,100	617,282
	Hagoromo Foods Corp.	19,500	509,321
	Halows Co., Ltd.	55,900	1,553,961
	Hayashikane Sangyo Co., Ltd.	29,400	154,689
	Heiwado Co., Ltd.	216,500	3,689,750

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	$635,096
	Hokuto Corp.	173,900	3,115,139
	Ichimasa Kamaboko Co., Ltd.	37,500	344,541
#	Imuraya Group Co., Ltd.	60,500	1,061,095
	Inageya Co., Ltd.	34,900	560,059
	Itochu-Shokuhin Co., Ltd.	36,700	1,614,912
#	Itoham Yonekyu Holdings, Inc.	329,400	1,911,025
	Iwatsuka Confectionery Co., Ltd.	7,700	231,773
	JM Holdings Co., Ltd.	71,100	1,739,558
	J-Oil Mills, Inc.	72,300	2,759,872
#	Kadoya Sesame Mills, Inc.	15,600	542,802
#	Kakiyasu Honten Co., Ltd.	56,900	1,211,511
	Kameda Seika Co., Ltd.	93,400	4,479,042
#	Kaneko Seeds Co., Ltd.	41,300	567,087
	Kanemi Co., Ltd.	2,000	53,269
	Kansai Super Market, Ltd.	89,900	946,006
	Kato Sangyo Co., Ltd.	183,400	6,220,941
	Kenko Mayonnaise Co., Ltd.	88,100	1,619,178
	Key Coffee, Inc.	11,700	242,527
#	Kirindo Holdings Co., Ltd.	45,900	903,049
#	Kitanotatsujin Corp.	258,100	1,226,082
	Kotobuki Spirits Co., Ltd.	61,900	2,417,737
	Kusuri no Aoki Holdings Co., Ltd.	1,400	110,130
	Kyokuyo Co., Ltd.	69,599	1,663,063
#	Lacto Japan Co., Ltd.	30,600	982,467
	Life Corp.	132,200	4,105,857
	Marudai Food Co., Ltd.	149,400	2,725,582
	Maruha Nichiro Corp.	197,607	4,135,342
	Maxvalu Tokai Co., Ltd.	45,200	936,841
#	Medical System Network Co., Ltd.	166,500	706,477
	Megmilk Snow Brand Co., Ltd.	245,200	5,594,618
	Meito Sangyo Co., Ltd.	67,200	800,678
	Milbon Co., Ltd.	154,752	6,792,295
	Ministop Co., Ltd.	100,600	1,388,007
	Mitsubishi Shokuhin Co., Ltd.	117,300	2,960,309
	Mitsui Sugar Co., Ltd.	122,470	2,443,439
	Miyoshi Oil & Fat Co., Ltd.	50,600	504,390
	Morinaga Milk Industry Co., Ltd.	247,900	9,608,114
	Morozoff, Ltd.	19,500	989,913
	Nagatanien Holdings Co., Ltd.	82,300	1,692,553
#	Nakamuraya Co., Ltd.	28,700	1,034,933
#	Natori Co., Ltd.	67,800	1,082,164
	Nichimo Co., Ltd.	17,000	271,193
	Nihon Chouzai Co., Ltd.	94,520	1,563,637
#	Niitaka Co., Ltd.	2,860	66,900
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,119,337
	Nippon Flour Mills Co., Ltd.	408,500	6,430,683
#	Nippon Suisan Kaisha, Ltd.	1,703,900	7,581,437
	Nishimoto Co., Ltd.	12,100	203,291
	Nisshin Oillio Group, Ltd. (The)	192,700	6,337,118
#	Nissin Sugar Co., Ltd.	114,300	2,019,191
	Nitto Fuji Flour Milling Co., Ltd.	8,100	444,784
	Noevir Holdings Co., Ltd.	48,200	2,257,881
	Oenon Holdings, Inc.	390,300	1,411,173
#	OIE Sangyo Co., Ltd.	22,000	297,636
	Okuwa Co., Ltd.	173,800	2,364,223
#	Olympic Group Corp.	52,200	317,899
#	OUG Holdings, Inc.	19,800	486,718
	Pickles Corp.	23,800	496,558

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Prima Meat Packers, Ltd.	216,000	$4,897,703
	Qol Holdings Co., Ltd.	165,300	1,827,546
	Retail Partners Co., Ltd.	107,600	1,262,684
	Riken Vitamin Co., Ltd.	159,000	3,056,924
#	Rock Field Co., Ltd.	113,700	1,376,623
	Rokko Butter Co., Ltd.	88,900	1,178,029
	S Foods, Inc.	116,762	2,465,584
#	S&B Foods, Inc.	42,798	1,582,088
#	Sagami Rubber Industries Co., Ltd.	62,300	954,114
	San-A Co., Ltd.	124,600	5,019,665
	Sapporo Holdings, Ltd.	314,800	5,992,595
	Sato Foods Co., Ltd.	800	28,673
	Satudora Holdings Co., Ltd.	1,300	25,903
	Shinobu Foods Products Co., Ltd.	1,600	9,471
#	Shoei Foods Corp.	75,600	2,755,122
#	Showa Sangyo Co., Ltd.	139,700	4,183,542
#	Soiken Holdings, Inc.	24,200	100,631
	ST Corp.	13,800	194,568
	Starzen Co., Ltd.	51,000	2,081,989
	Takara Holdings, Inc.	83,600	615,229
#	Toho Co., Ltd.	50,700	814,349
	Tohto Suisan Co., Ltd.	17,599	458,377
	Torigoe Co., Ltd. (The)	95,900	799,835
#	Toyo Sugar Refining Co., Ltd.	15,700	172,735
	Transaction Co., Ltd.	89,700	806,903
	United Super Markets Holdings, Inc.	409,100	4,019,993
	Valor Holdings Co., Ltd.	283,500	5,265,297
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,234,601
#	Watahan & Co., Ltd.	48,700	787,256
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	531,862
	YAKUODO Holdings Co., Ltd.	70,500	1,670,097
	Yamami Co.	1,200	20,661
#	YA-MAN, Ltd.	149,500	942,898
	Yamatane Corp.	67,600	758,974
	Yamaya Corp.	27,400	553,717
	Yamazawa Co., Ltd.	11,800	183,545
#	Yokohama Reito Co., Ltd.	350,800	2,961,245
	Yomeishu Seizo Co., Ltd.	52,300	919,996
#	Yuasa Funashoku Co., Ltd.	14,300	406,898
	Yutaka Foods Corp.	3,900	58,337

TOTAL CONSUMER STAPLES			240,454,061

ENERGY — (1.2%)
#	BP Castrol K.K.	48,700	509,562
	Cosmo Energy Holdings Co., Ltd.	344,800	5,179,912
	Fuji Kosan Co., Ltd.	33,100	125,593
	Fuji Oil Co., Ltd.	453,000	775,747
	Itochu Enex Co., Ltd.	377,700	2,804,343
	Iwatani Corp.	272,400	9,305,776
	Japan Oil Transportation Co., Ltd.	16,600	461,385
	Japan Petroleum Exploration Co., Ltd.	268,300	4,611,402
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,191,077
	Modec, Inc.	128,800	1,824,984
#	Nippon Coke & Engineering Co., Ltd.	825,200	426,344
	Sala Corp.	336,900	1,773,923
	San-Ai Oil Co., Ltd.	403,700	4,098,523
	Sinanen Holdings Co., Ltd.	56,900	1,457,137
	Toa Oil Co., Ltd.	51,000	836,415

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Toyo Kanetsu K.K.	61,900	$1,096,277

TOTAL ENERGY			37,478,400

FINANCIALS — (8.5%)
	77 Bank, Ltd. (The)	442,352	5,898,615
#	Advance Create Co., Ltd.	36,900	708,480
	Aichi Bank, Ltd. (The)	68,800	2,011,299
*	Aiful Corp.	1,614,500	3,557,611
#	Aizawa Securities Co., Ltd.	260,700	1,676,140
	Akatsuki Corp.	118,100	273,710
	Akita Bank, Ltd. (The)	116,540	1,562,287
	Aomori Bank, Ltd. (The)	138,500	2,926,171
	Asax Co., Ltd.	9,300	53,053
	Awa Bank, Ltd. (The)	260,500	5,667,980
	Bank of Iwate, Ltd. (The)	117,200	2,741,305
#	Bank of Kochi, Ltd. (The)	54,300	362,935
#	Bank of Nagoya, Ltd. (The)	92,730	1,945,994
	Bank of Okinawa, Ltd. (The)	163,760	4,852,970
	Bank of Saga, Ltd. (The)	107,100	1,108,876
	Bank of the Ryukyus, Ltd.	237,880	2,220,601
#	Bank of Toyama, Ltd. (The)	14,500	295,478
	Casa, Inc.	3,200	32,501
	Chiba Kogyo Bank, Ltd. (The)	403,000	877,787
#	Chugoku Bank, Ltd. (The)	479,600	4,416,165
	Chukyo Bank, Ltd. (The)	79,500	1,553,266
	Daishi Hokuetsu Financial Group, Inc.	293,700	6,382,100
	Daito Bank, Ltd. (The)	67,600	360,469
*	Dream Incubator, Inc.	1,200	13,645
	DSB Co., Ltd.	61,300	367,366
#	eGuarantee, Inc.	215,600	3,787,532
	Ehime Bank, Ltd. (The)	241,700	2,451,540
#	Entrust, Inc.	28,900	166,992
	FIDEA Holdings Co., Ltd.	1,258,300	1,257,675
#	Financial Products Group Co., Ltd.	301,800	1,431,662
*	Fintech Global, Inc.	48,400	16,120
	First Bank of Toyama, Ltd. (The)	294,300	732,384
# *	First Brothers Co., Ltd.	31,900	191,623
	Fukui Bank, Ltd. (The)	167,100	2,448,188
#	Fukushima Bank, Ltd. (The)	195,500	297,282
	Fuyo General Lease Co., Ltd.	143,700	7,184,894
	GCA Corp.	118,000	710,772
#	GMO Financial Holdings, Inc.	252,300	1,271,801
	Gunma Bank, Ltd. (The)	1,748,540	5,598,222
	Hachijuni Bank, Ltd. (The)	496,200	1,771,856
# *	Hirose Tusyo, Inc.	20,800	343,890
#	Hiroshima Bank, Ltd. (The)	1,286,900	5,346,924
	Hokkoku Bank, Ltd. (The)	171,100	5,085,602
	Hokuhoku Financial Group, Inc.	920,400	7,478,464
	Hyakugo Bank, Ltd. (The)	1,619,109	4,696,444
	Hyakujushi Bank, Ltd. (The)	168,100	2,990,243
	Ichiyoshi Securities Co., Ltd.	296,600	1,241,852
	IwaiCosmo Holdings, Inc.	142,100	1,245,955
#	Iyo Bank, Ltd. (The)	820,118	4,393,565
#	J Trust Co., Ltd.	470,800	913,663
	Jaccs Co., Ltd.	165,100	2,740,864
	Jafco Co., Ltd.	239,900	7,684,945
*	Japan Asia Investment Co., Ltd.	93,300	181,003
#	Japan Investment Adviser Co., Ltd.	70,300	461,947
	Japan Securities Finance Co., Ltd.	782,100	3,680,831

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Jimoto Holdings, Inc.	1,028,500	$920,077
	Juroku Bank, Ltd. (The)	223,000	3,917,512
	Kansai Mirai Financial Group, Inc.	249,767	839,751
	Keiyo Bank, Ltd. (The)	772,100	3,763,052
	Kita-Nippon Bank, Ltd. (The)	53,706	965,130
	Kiyo Bank, Ltd. (The)	475,390	7,024,690
	Kyokuto Securities Co., Ltd.	176,600	806,028
#	Kyushu Financial Group, Inc.	1,308,027	5,518,123
#	Kyushu Leasing Service Co., Ltd.	34,000	139,674
*	M&A Capital Partners Co., Ltd.	82,500	2,296,396
#	Marusan Securities Co., Ltd.	404,100	1,538,813
	Mercuria Investment Co., Ltd.	70,500	368,692
#	Michinoku Bank, Ltd. (The)	316,998	3,229,204
#	Mito Securities Co., Ltd.	417,900	744,740
	Miyazaki Bank, Ltd. (The)	120,200	2,591,331
	Mizuho Leasing Co., Ltd.	214,800	4,129,740
#	Monex Group, Inc.	1,209,600	2,370,450
#	Money Partners Group Co., Ltd.	149,100	289,404
	Morningstar Japan KK	11,800	38,974
	Musashino Bank, Ltd. (The)	230,600	2,904,356
#	Nagano Bank, Ltd. (The)	58,399	624,905
	Nanto Bank, Ltd. (The)	213,500	4,477,609
	NEC Capital Solutions, Ltd.	71,000	1,235,392
#	NFC Holdings, Inc.	4,200	71,113
	Nishi-Nippon Financial Holdings, Inc.	903,200	5,271,154
	North Pacific Bank, Ltd.	2,079,000	3,724,147
# *	OAK Capital Corp.	319,800	247,546
	Ogaki Kyoritsu Bank, Ltd. (The)	271,800	5,545,872
	Oita Bank, Ltd. (The)	94,099	1,874,511
	Okasan Securities Group, Inc.	1,286,700	3,891,049
#	Premium Group Co., Ltd.	2,000	32,655
	Ricoh Leasing Co., Ltd.	109,500	2,914,909
	San ju San Financial Group, Inc.	126,510	1,803,641
	San-In Godo Bank, Ltd. (The)	1,033,700	5,422,596
#	Sawada Holdings Co., Ltd.	152,200	1,271,488
	Senshu Ikeda Holdings, Inc.	1,798,400	2,807,431
	Shiga Bank, Ltd. (The)	331,300	7,803,181
	Shikoku Bank, Ltd. (The)	392,900	3,049,480
*	Shimane Bank, Ltd. (The)	29,800	134,533
	Shimizu Bank, Ltd. (The)	54,600	920,660
	Sparx Group Co., Ltd.	686,300	1,098,584
	Strike Co., Ltd.	47,700	1,928,922
#	Taiko Bank, Ltd. (The)	41,800	592,647
	Tochigi Bank, Ltd. (The)	759,500	1,095,720
	Toho Bank, Ltd. (The)	1,410,200	3,283,240
	Tohoku Bank, Ltd. (The)	70,400	575,603
	Tokai Tokyo Financial Holdings, Inc.	1,518,200	3,225,704
	Tokyo Kiraboshi Financial Group, Inc.	224,738	2,187,014
	Tomato Bank, Ltd.	54,500	527,934
	TOMONY Holdings, Inc.	974,950	3,266,186
	Tottori Bank, Ltd. (The)	67,800	707,028
	Towa Bank, Ltd. (The)	184,000	1,138,003
#	Toyo Securities Co., Ltd.	526,700	598,326
*	Traders Holdings Co., Ltd.	68,600	63,701
	Tsukuba Bank, Ltd.	402,600	640,399
	Yamagata Bank, Ltd. (The)	201,400	2,373,706
	Yamaguchi Financial Group, Inc.	1,055,072	5,686,098
	Yamanashi Chuo Bank, Ltd. (The)	245,500	1,828,344

TOTAL FINANCIALS			258,008,707

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (4.9%)
#	Advantage Risk Management Co., Ltd.	38,800	$277,441
	As One Corp.	39,168	3,499,002
	ASKA Pharmaceutical Co., Ltd.	180,200	1,863,167
	Biofermin Pharmaceutical Co., Ltd.	28,700	611,027
	BML, Inc.	191,200	4,904,990
	Carenet, Inc.	25,600	198,658
#	Charm Care Corp. KK	57,500	438,391
	CMIC Holdings Co., Ltd.	84,900	1,222,344
	Create Medic Co., Ltd.	38,700	389,793
	Daiken Medical Co., Ltd.	115,900	696,932
	Daito Pharmaceutical Co., Ltd.	78,380	2,638,441
#	Dvx, Inc.	47,300	400,609
	Eiken Chemical Co., Ltd.	237,100	4,128,830
	Elan Corp.	86,100	1,363,466
	EM Systems Co., Ltd.	267,200	1,968,322
	EPS Holdings, Inc.	243,000	2,527,247
	FALCO HOLDINGS Co., Ltd.	65,300	966,361
	FINDEX, Inc.	94,500	740,929
	Fuji Pharma Co., Ltd.	112,200	1,211,517
#	Fukuda Denshi Co., Ltd.	57,200	4,078,597
	Fuso Pharmaceutical Industries, Ltd.	48,000	965,029
	Hogy Medical Co., Ltd.	84,200	2,632,875
	I’rom Group Co., Ltd.	31,800	395,040
	Iwaki & Co., Ltd.	167,800	673,404
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	154,822
	Japan Lifeline Co., Ltd.	443,100	5,210,887
#	Japan Medical Dynamic Marketing, Inc.	112,500	1,638,510
	Jeol, Ltd.	266,300	7,873,941
	JMS Co., Ltd.	96,557	752,631
	Kanamic Network Co., Ltd.	106,000	676,022
	Kawasumi Laboratories, Inc.	94,480	804,599
	Kissei Pharmaceutical Co., Ltd.	207,700	4,924,808
#	KYORIN Holdings, Inc.	292,500	6,078,384
	Linical Co., Ltd.	84,600	689,311
# *	Medical Data Vision Co., Ltd.	152,500	1,070,425
#	Medius Holdings Co., Ltd.	67,100	577,168
# *	MedPeer, Inc.	31,500	481,505
	Menicon Co., Ltd.	179,200	7,777,278
	Miraca Holdings, Inc.	435,200	10,897,202
#	Mizuho Medy Co., Ltd.	22,400	336,721
	Mochida Pharmaceutical Co., Ltd.	5,398	211,201
#	N Field Co., Ltd.	43,100	173,101
	Nakanishi, Inc.	166,000	2,265,390
	NichiiGakkan Co., Ltd.	287,200	2,881,597
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,764,522
#	Nippon Chemiphar Co., Ltd.	17,100	409,196
	Nipro Corp.	546,500	6,112,405
#	Nissui Pharmaceutical Co., Ltd.	88,400	1,018,180
	Paramount Bed Holdings Co., Ltd.	149,800	6,179,814
	Rion Co., Ltd.	64,500	1,330,413
#	Seed Co., Ltd.	83,700	627,581
	Seikagaku Corp.	257,300	2,548,546
#	Shin Nippon Biomedical Laboratories, Ltd.	41,600	240,963
	Shofu, Inc.	69,200	1,027,669
	Software Service, Inc.	22,400	2,106,415
	Solasto Corp.	350,700	3,572,161
	St-Care Holding Corp.	92,900	349,523
	Taiko Pharmaceutical Co., Ltd.	44,600	683,157
	Techno Medica Co., Ltd.	13,800	239,658

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Toho Holdings Co., Ltd.	202,400	$4,191,696
	Tokai Corp.	159,300	4,122,814
	Torii Pharmaceutical Co., Ltd.	120,800	3,325,956
#	Towa Pharmaceutical Co., Ltd.	203,800	4,201,793
	Tsukui Corp.	408,900	1,672,195
#	Uchiyama Holdings Co., Ltd.	26,400	80,950
#	UNIMAT Retirement Community Co., Ltd.	27,300	266,473
	Value HR Co., Ltd.	46,400	630,200
	Vital KSK Holdings, Inc.	320,100	3,243,608
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	260,953
	WIN-Partners Co., Ltd.	125,600	1,038,402

TOTAL HEALTH CARE			148,513,158

INDUSTRIALS — (29.0%)
	A&A Material Corp.	26,000	267,289
#	Abist Co., Ltd.	19,600	354,756
	Advan Co., Ltd.	176,800	1,769,358
#	Advanex, Inc.	22,099	281,479
	Aeon Delight Co., Ltd.	90,100	2,580,478
	Aichi Corp.	260,200	1,742,488
	Aida Engineering, Ltd.	353,300	2,424,989
	Ajis Co., Ltd.	31,200	715,211
	Alconix Corp.	168,500	1,730,856
	Alinco, Inc.	91,100	868,191
	Alps Logistics Co., Ltd.	111,600	717,485
	Altech Co., Ltd.	10,900	20,526
	Altech Corp.	121,570	1,856,468
	Anest Iwata Corp.	239,700	1,854,853
*	Arrk Corp.	532,000	435,702
	Asahi Diamond Industrial Co., Ltd.	374,300	1,666,969
#	Asahi Kogyosha Co., Ltd.	29,700	812,960
	Asanuma Corp.	48,000	1,525,599
#	Asukanet Co., Ltd.	56,500	539,619
	Bando Chemical Industries, Ltd.	259,600	1,545,923
	BayCurrent Consulting, Inc.	99,500	5,638,525
	Bell System24 Holdings, Inc.	258,700	3,061,660
	BeNEXT Group, Inc.	122,100	762,808
	Br Holdings Corp.	194,000	890,265
	Bunka Shutter Co., Ltd.	410,200	2,994,693
	Canare Electric Co., Ltd.	20,300	308,010
	Career Design Center Co., Ltd.	23,900	187,942
	Central Glass Co., Ltd.	240,200	4,116,626
	Central Security Patrols Co., Ltd.	57,500	2,327,000
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,435,772
	Chiyoda Integre Co., Ltd.	73,200	1,191,632
	Chodai Co., Ltd.	3,900	30,220
	Chori Co., Ltd.	82,100	1,282,874
	Chudenko Corp.	230,700	4,665,174
	Chugai Ro Co., Ltd.	41,200	591,348
#	Chuo Warehouse Co., Ltd.	21,000	211,562
	CKD Corp.	2,000	33,344
	CMC Corp.	14,600	259,688
	Comany, Inc.	4,700	48,539
#	Cosel Co., Ltd.	173,200	1,449,499
	Creek & River Co., Ltd.	57,400	474,429
	CTI Engineering Co., Ltd.	72,000	1,164,380
#	CTS Co., Ltd.	195,800	1,089,382
	Dai-Dan Co., Ltd.	108,800	2,720,482
#	Daido Kogyo Co., Ltd.	50,400	292,252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	$482,863
	Daihen Corp.	151,400	4,310,639
	Daiho Corp.	121,500	2,543,531
	Dai-Ichi Cutter Kogyo K.K.	22,000	330,919
	Daiichi Jitsugyo Co., Ltd.	62,300	2,106,338
	Daiichi Kensetsu Corp.	31,000	495,691
	Daiki Axis Co., Ltd.	41,900	289,160
	Daiohs Corp.	22,100	214,745
	Daiseki Co., Ltd.	276,163	6,101,133
	Daiseki Eco. Solution Co., Ltd.	11,759	119,742
	Daisue Construction Co., Ltd.	57,700	394,917
	Daiwa Industries, Ltd.	233,600	2,005,172
	Denyo Co., Ltd.	119,700	2,253,643
#	DMG Mori Co., Ltd.	670,800	6,858,714
#	DMW Corp.	4,800	96,670
	Duskin Co., Ltd.	331,300	8,561,147
#	Ebara Jitsugyo Co., Ltd.	39,900	831,774
	Eidai Co., Ltd.	210,900	553,177
	Endo Lighting Corp.	29,600	159,126
#	en-japan, Inc.	53,900	1,188,132
	Enshu, Ltd.	35,099	307,690
	EPCO Co., Ltd.	20,200	166,189
	ERI Holdings Co., Ltd.	1,500	9,352
	Escrow Agent Japan, Inc.	136,700	234,423
	F&M Co., Ltd.	41,700	458,924
*	FDK Corp.	47,198	222,787
#	Freund Corp.	75,600	407,929
	Fudo Tetra Corp.	124,480	1,554,825
#	Fuji Corp.	477,000	7,986,546
#	Fuji Die Co., Ltd.	61,100	335,863
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	18,171
	Fujikura, Ltd.	1,800,400	5,293,458
	Fujimak Corp.	12,600	69,019
	Fujisash Co., Ltd.	662,800	401,737
	Fujitec Co., Ltd.	367,500	5,242,196
	Fukuda Corp.	67,800	2,609,063
	Fukushima Galilei Co., Ltd.	96,600	2,841,536
	Fukuvi Chemical Industry Co., Ltd.	10,600	40,655
	Fukuyama Transporting Co., Ltd.	71,557	2,479,796
#	FULLCAST Holdings Co., Ltd.	145,500	1,842,660
	Funai Soken Holdings, Inc.	270,970	5,774,109
	Furukawa Co., Ltd.	227,900	2,329,437
	Furukawa Electric Co., Ltd.	394,400	7,423,638
	Furusato Industries, Ltd.	66,800	876,236
	Futaba Corp.	258,900	2,417,300
	Gecoss Corp.	98,900	797,213
	Giken, Ltd.	82,700	3,020,477
	Glory, Ltd.	276,455	6,213,108
*	Grace Technology, Inc.	54,300	1,497,476
	GS Yuasa Corp.	387,099	5,500,932
	Hamakyorex Co., Ltd.	126,600	3,460,585
	Hanwa Co., Ltd.	266,400	4,232,049
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	67,653
	Hazama Ando Corp.	1,473,200	9,174,712
#	Helios Techno Holding Co., Ltd.	131,100	406,472
	Hibiya Engineering, Ltd.	138,500	2,380,916
	Hirakawa Hewtech Corp.	81,000	764,984
#	Hirano Tecseed Co., Ltd.	68,400	720,502
	Hirata Corp.	4,200	201,482

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hisaka Works, Ltd.	163,300	$1,120,206
	Hitachi Zosen Corp.	1,251,679	4,141,425
	Hito Communications Holdings, Inc.	43,900	396,062
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	23,900	124,121
	Hokuetsu Industries Co., Ltd.	159,000	1,474,425
#	Hokuriku Electrical Construction Co., Ltd.	81,500	752,819
	Hosokawa Micron Corp.	50,100	2,280,699
	Howa Machinery, Ltd.	62,700	464,006
	HyAS&Co, Inc.	30,100	44,978
#	Ichikawa Co., Ltd.	1,000	12,491
#	Ichiken Co., Ltd.	35,400	403,055
	Ichinen Holdings Co., Ltd.	155,600	1,615,722
#	Idec Corp.	223,500	3,271,488
#	Ihara Science Corp.	52,200	497,145
	IHI Corp.	22,600	280,119
	Iino Kaiun Kaisha, Ltd.	630,600	1,876,070
	Inaba Denki Sangyo Co., Ltd.	390,200	8,254,948
	Inaba Seisakusho Co., Ltd.	62,800	761,950
	Inabata & Co., Ltd.	326,900	3,625,849
#	Insource Co., Ltd.	56,375	1,236,314
	Inui Global Logistics Co., Ltd.	113,080	1,239,768
	IR Japan Holdings, Ltd.	55,800	3,339,253
	Iseki & Co., Ltd.	129,600	1,428,092
	Ishii Iron Works Co., Ltd.	11,000	254,934
	Isolite Insulating Products Co., Ltd.	48,000	197,396
	Itoki Corp.	228,600	690,357
#	Iwaki Co., Ltd.	41,000	350,351
	Iwasaki Electric Co., Ltd.	35,800	445,547
	JAC Recruitment Co., Ltd.	100,900	1,056,864
*	Jalux, Inc.	44,100	637,352
	Jamco Corp.	73,100	444,132
#	Japan Asia Group, Ltd.	185,300	405,730
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,647,026
	Japan Foundation Engineering Co., Ltd.	134,500	515,395
	Japan Pulp & Paper Co., Ltd.	83,400	2,772,683
#	Japan Steel Works, Ltd. (The)	421,200	5,170,985
	Japan Transcity Corp.	271,200	1,238,742
	JK Holdings Co., Ltd.	111,140	777,122
*	JMC Corp.	6,800	41,718
	Juki Corp.	185,300	1,015,964
	Kamei Corp.	169,900	1,664,454
	Kanaden Corp.	129,500	1,491,955
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,610,044
	Kanamoto Co., Ltd.	222,800	4,320,425
	Kandenko Co., Ltd.	400,000	3,347,219
	Kanematsu Corp.	624,125	6,152,549
	Katakura Industries Co., Ltd.	179,300	1,724,844
	Kato Works Co., Ltd.	63,300	721,318
	KAWADA TECHNOLOGIES, Inc.	42,900	2,002,128
	Kawagishi Bridge Works Co., Ltd.	8,700	169,916
	Kawanishi Warehouse Co., Ltd.	1,700	15,900
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	234,176
*	Kawasaki Kisen Kaisha, Ltd.	567,500	5,583,178
	Kawata Manufacturing Co., Ltd.	28,600	180,742
	Keihin Co., Ltd.	24,900	293,054
	KFC, Ltd.	8,700	130,032
	Kimura Chemical Plants Co., Ltd.	110,800	434,814
	Kimura Unity Co., Ltd.	23,500	212,562
	King Jim Co., Ltd.	63,300	511,425

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	Kinki Sharyo Co., Ltd. (The)	21,999	$226,531
	Kintetsu World Express, Inc.	282,500	4,112,003
	Kitagawa Corp.	57,700	814,465
	Kitano Construction Corp.	26,272	633,361
	Kito Corp.	151,800	1,536,982
	Kitz Corp.	559,400	3,431,437
	Kobayashi Metals, Ltd.	7,900	19,576
# *	Kobe Electric Railway Co., Ltd.	37,299	1,346,937
#	Kobelco Eco-Solutions Co., Ltd.	21,399	343,407
#	Koike Sanso Kogyo Co., Ltd.	14,500	288,728
	Kokusai Co., Ltd.	51,600	305,840
	Kokuyo Co., Ltd.	314,825	3,848,981
	KOMAIHALTEC, Inc.	24,900	350,059
	Komatsu Wall Industry Co., Ltd.	52,500	881,416
	Komori Corp.	378,300	2,654,091
	Kondotec, Inc.	129,900	1,106,117
	Konoike Transport Co., Ltd.	200,800	2,164,616
# *	Kosaido Co., Ltd.	212,900	1,523,714
	Kozo Keikaku Engineering, Inc.	20,700	493,725
	KRS Corp.	38,800	591,064
	Kumagai Gumi Co., Ltd.	279,700	6,128,317
	Kyodo Printing Co., Ltd.	52,500	1,351,491
#	Kyokuto Boeki Kaisha, Ltd.	45,000	582,262
	Kyokuto Kaihatsu Kogyo Co., Ltd.	225,300	2,627,723
	Kyoritsu Printing Co., Ltd.	199,200	280,070
	Kyudenko Corp.	13,300	372,892
#	Like Co., Ltd.	63,200	950,047
#	Link And Motivation, Inc.	210,200	692,722
	Lonseal Corp.	13,900	232,411
#	Maeda Corp.	930,800	7,466,234
#	Maeda Kosen Co., Ltd.	127,400	2,459,056
	Maeda Road Construction Co., Ltd.	99,200	1,836,549
	Maezawa Industries, Inc.	25,300	78,794
	Maezawa Kasei Industries Co., Ltd.	95,100	952,918
	Maezawa Kyuso Industries Co., Ltd.	71,400	1,317,371
	Makino Milling Machine Co., Ltd.	174,700	4,980,265
	Marufuji Sheet Piling Co., Ltd.	11,800	207,217
#	Maruka Corp.	38,800	624,798
#	Marumae Co., Ltd.	28,300	227,476
	Maruwa Unyu Kikan Co., Ltd.	138,900	4,044,642
#	Maruyama Manufacturing Co., Inc.	21,700	246,755
	Maruzen Co., Ltd.	66,600	1,044,218
	Maruzen Showa Unyu Co., Ltd.	80,000	1,875,870
#	Matching Service Japan Co., Ltd.	52,000	359,351
	Matsuda Sangyo Co., Ltd.	99,182	1,213,255
#	Matsui Construction Co., Ltd.	141,700	833,939
	Max Co., Ltd.	187,600	2,785,668
	Meidensha Corp.	268,110	4,156,471
	Meiji Electric Industries Co., Ltd.	54,800	642,488
#	Meiji Shipping Co., Ltd.	111,000	377,209
	Meisei Industrial Co., Ltd.	291,400	2,119,674
	Meitec Corp.	204,100	9,011,874
#	Meiwa Corp.	170,200	762,102
#	Mesco, Inc.	29,800	177,242
	METAWATER Co., Ltd.	82,500	3,280,886
#	Mie Kotsu Group Holdings, Inc.	391,400	1,742,336
	Mirait Holdings Corp.	581,635	7,513,430
	Mitani Corp.	73,800	4,325,097
#	Mitani Sangyo Co., Ltd.	145,000	499,505

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	$665,775
	Mitsubishi Logisnext Co., Ltd.	214,500	1,995,464
	Mitsubishi Pencil Co., Ltd.	89,700	1,122,662
	Mitsuboshi Belting, Ltd.	167,300	2,290,711
*	Mitsui E&S Holdings Co., Ltd.	577,400	3,262,263
	Mitsui Matsushima Holdings Co., Ltd.	65,700	509,686
	Mitsui-Soko Holdings Co., Ltd.	158,100	2,142,021
	Mitsumura Printing Co., Ltd.	9,300	143,941
	Miyaji Engineering Group, Inc.	41,517	616,879
	Mori-Gumi Co., Ltd.	69,500	147,468
	Morita Holdings Corp.	224,500	3,449,891
#	Musashi Co., Ltd.	5,000	76,171
#	NAC Co., Ltd.	76,500	593,735
#	Nachi-Fujikoshi Corp.	109,000	3,152,328
#	Nadex Co., Ltd.	40,600	249,042
	Nagase & Co., Ltd.	391,800	4,712,821
	Naigai Trans Line, Ltd.	40,500	419,392
	Nakabayashi Co., Ltd.	113,400	588,751
	Nakakita Seisakusho Co., Ltd.	3,700	80,182
#	Nakamoto Packs Co., Ltd.	33,300	451,246
	Nakanishi Manufacturing Co., Ltd.	5,700	45,525
#	Nakano Corp.	110,600	366,475
	Namura Shipbuilding Co., Ltd.	404,128	691,403
	Narasaki Sangyo Co., Ltd.	25,400	414,900
#	Nexyz Group Corp.	58,000	538,530
*	Nice Corp.	49,900	387,569
	Nichias Corp.	453,400	9,013,564
	Nichiban Co., Ltd.	78,100	1,091,458
	Nichiden Corp.	101,100	1,926,020
	Nichiha Corp.	194,180	3,547,067
	Nichireki Co., Ltd.	181,900	2,410,370
#	Nihon Dengi Co., Ltd.	30,200	882,187
	Nihon Flush Co., Ltd.	131,600	1,475,445
	Nikkato Corp.	53,000	297,305
	Nikkiso Co., Ltd.	332,400	2,586,391
	Nikko Co., Ltd.	179,000	934,646
	Nikkon Holdings Co., Ltd.	385,300	7,481,555
	Nippi, Inc.	11,900	371,494
#	Nippon Air Conditioning Services Co., Ltd.	205,900	1,356,484
	Nippon Aqua Co., Ltd.	27,600	151,476
	Nippon Carbon Co., Ltd.	60,400	1,852,324
	Nippon Concept Corp.	37,000	505,265
	Nippon Densetsu Kogyo Co., Ltd.	267,600	5,215,775
	Nippon Dry-Chemical Co., Ltd.	4,300	55,437
	Nippon Filcon Co., Ltd.	15,700	76,230
	Nippon Hume Corp.	162,400	917,376
	Nippon Kanzai Co., Ltd.	25,100	429,302
	Nippon Koei Co., Ltd.	82,500	2,361,557
	Nippon Parking Development Co., Ltd., Class C	1,446,000	1,745,430
#	Nippon Rietec Co., Ltd.	12,600	257,773
	Nippon Road Co., Ltd. (The)	50,200	3,027,314
	Nippon Seisen Co., Ltd.	23,700	651,569
*	Nippon Sharyo, Ltd.	52,499	1,343,147
# *	Nippon Sheet Glass Co., Ltd.	686,300	2,170,970
	Nippon Steel Trading Corp.	115,160	3,628,135
	Nippon Thompson Co., Ltd.	402,900	1,391,195
	Nippon Tungsten Co., Ltd.	6,699	109,470
#	Nishimatsu Construction Co., Ltd.	398,600	7,547,806
	Nishi-Nippon Railroad Co., Ltd.	193,200	4,728,994

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nishio Rent All Co., Ltd.	123,800	$2,549,157
	Nissei ASB Machine Co., Ltd.	52,500	1,412,851
#	Nissei Corp.	38,900	395,201
#	Nissei Plastic Industrial Co., Ltd.	154,700	1,416,052
	Nisshinbo Holdings, Inc.	990,480	6,905,893
	Nissin Corp.	107,300	1,576,453
	Nissin Electric Co., Ltd.	379,400	3,524,485
	Nitta Corp.	156,200	2,795,071
	Nitto Boseki Co., Ltd.	7,600	359,435
	Nitto Kogyo Corp.	188,900	3,182,340
	Nitto Kohki Co., Ltd.	80,100	1,397,152
	Nitto Seiko Co., Ltd.	187,500	826,807
	Nittoc Construction Co., Ltd.	146,200	957,859
	NJS Co., Ltd.	38,100	556,134
	nms Holdings Co.	44,200	111,402
	Noda Corp.	145,500	826,844
	Nomura Co., Ltd.	604,800	4,581,550
	Noritake Co., Ltd.	70,500	2,308,918
#	Noritsu Koki Co., Ltd.	139,600	1,610,682
	Noritz Corp.	206,500	2,297,217
#	NS Tool Co., Ltd.	61,700	1,515,558
	NS United Kaiun Kaisha, Ltd.	66,600	889,605
	NTN Corp.	2,972,200	5,700,777
	Obara Group, Inc.	90,000	2,331,836
#	Ochi Holdings Co., Ltd.	8,900	117,091
	Odawara Engineering Co., Ltd.	4,900	59,378
#	Ohba Co., Ltd.	76,500	425,605
	Ohmoto Gumi Co., Ltd.	4,100	160,456
	Oiles Corp.	176,270	2,279,974
	Okabe Co., Ltd.	269,500	1,891,570
#	Okada Aiyon Corp.	42,800	343,422
	Okamoto Machine Tool Works, Ltd.	21,699	467,885
	Okamura Corp.	447,100	3,231,228
# *	OKK Corp.	28,700	123,762
#	OKUMA Corp.	137,100	5,169,326
	Okumura Corp.	233,580	4,983,885
	Onoken Co., Ltd.	125,500	1,335,704
	Organo Corp.	50,600	2,687,506
	Oriental Consultants Holdings Co., Ltd.	6,100	105,158
	Origin Co., Ltd.	27,600	371,764
	OSG Corp.	380,900	4,948,662
	OSJB Holdings Corp.	975,500	2,096,474
	Outsourcing, Inc.	811,500	3,836,222
	Oyo Corp.	145,200	1,699,333
	Paraca, Inc.	35,900	521,154
	Parker Corp.	34,000	125,076
	Pasco Corp.	11,200	156,093
#	Pasona Group, Inc.	133,000	1,320,972
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	443,340
	Penta-Ocean Construction Co., Ltd.	1,716,400	8,671,050
#	Phil Co., Inc.	10,900	280,009
	Pilot Corp.	56,100	1,879,499
	Prestige International, Inc.	765,800	5,981,757
	Pronexus, Inc.	124,000	1,245,839
	PS Mitsubishi Construction Co., Ltd.	236,000	1,158,236
#	Punch Industry Co., Ltd.	107,900	346,332
	Quick Co., Ltd.	77,900	740,422
	Raito Kogyo Co., Ltd.	315,200	3,919,915
	Raiznext Corp.	345,600	3,823,953

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Rasa Corp.	63,200	$486,550
	Relia, Inc.	252,900	2,665,851
#	Rheon Automatic Machinery Co., Ltd.	138,400	1,565,708
#	Rix Corp.	17,300	242,660
# *	Rozetta Corp.	22,800	591,385
	Ryobi, Ltd.	165,240	1,946,929
	S LINE Co., Ltd.	23,800	214,413
	Sakai Heavy Industries, Ltd.	24,500	471,711
	Sakai Moving Service Co., Ltd.	86,600	4,554,067
# *	Sanix, Inc.	146,200	407,181
	Sanki Engineering Co., Ltd.	320,400	3,612,759
	Sanko Gosei, Ltd.	121,900	326,043
	Sanko Metal Industrial Co., Ltd.	17,700	347,661
	Sankyo Tateyama, Inc.	201,400	1,660,138
	Sanoyas Holdings Corp.	159,500	226,269
#	Sansei Technologies, Inc.	84,600	459,279
	Sansha Electric Manufacturing Co., Ltd.	66,700	334,715
	Sanwa Holdings Corp.	107,400	833,393
	Sanyo Denki Co., Ltd.	44,100	1,937,157
	Sanyo Engineering & Construction, Inc.	70,700	425,030
	Sanyo Industries, Ltd.	9,900	177,672
	Sanyo Trading Co., Ltd.	154,300	1,237,079
	Sata Construction Co., Ltd.	91,299	328,397
	Sato Holdings Corp.	207,700	4,271,098
#	Sato Shoji Corp.	93,000	700,480
	Sawafuji Electric Co., Ltd.	1,900	36,425
	SBS Holdings, Inc.	134,100	2,267,614
#	SEC Carbon, Ltd.	10,900	645,557
#	Secom Joshinetsu Co., Ltd.	32,800	1,023,182
	Seibu Electric & Machinery Co., Ltd.	10,300	89,747
	Seika Corp.	67,000	696,966
	Seikitokyu Kogyo Co., Ltd.	211,530	1,569,597
	Sekisui Jushi Corp.	222,500	4,523,885
	Senko Group Holdings Co., Ltd.	852,800	6,950,191
	Senshu Electric Co., Ltd.	52,100	1,205,350
	Shibaura Machine Co., Ltd.	152,800	3,006,020
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,294,143
	Shibuya Corp.	97,900	2,409,522
#	Shima Seiki Manufacturing, Ltd.	209,200	3,148,660
	Shin Nippon Air Technologies Co., Ltd.	110,280	2,290,373
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	831,463
	Shinki Bus Co., Ltd.	1,900	55,592
	Shinmaywa Industries, Ltd.	600,400	6,097,778
	Shinnihon Corp.	203,500	1,448,592
	Shinsho Corp.	35,800	601,462
	Shinwa Co., Ltd.	66,200	1,097,318
# *	Shoko Co., Ltd.	37,300	202,599
	SIGMAXYZ, Inc.	124,300	1,752,529
	Sinfonia Technology Co., Ltd.	167,800	1,589,000
	Sinko Industries, Ltd.	142,200	1,846,828
	Sintokogio, Ltd.	318,300	2,200,324
	SMS Co., Ltd.	260,900	5,686,661
	Soda Nikka Co., Ltd.	126,500	702,623
	Sodick Co., Ltd.	211,200	1,455,636
	Space Co., Ltd.	95,062	919,673
	S-Pool, Inc.	301,000	2,056,994
#	Star Micronics Co., Ltd.	246,100	2,716,933
#	Subaru Enterprise Co., Ltd.	6,300	459,165
#	Sugimoto & Co., Ltd.	69,800	1,119,287

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sumiseki Holdings, Inc.	448,700	$462,951
	Sumitomo Densetsu Co., Ltd.	127,200	2,647,674
	Sumitomo Mitsui Construction Co., Ltd.	1,242,440	5,126,743
*	Sumitomo Precision Products Co., Ltd.	18,184	371,810
	Sumitomo Warehouse Co., Ltd. (The)	449,400	5,129,792
	Suzumo Machinery Co., Ltd.	2,200	28,270
	SWCC Showa Holdings Co., Ltd.	98,700	1,011,233
#	Tacmina Corp.	14,700	174,630
#	Tadano, Ltd.	745,000	5,682,674
	Taihei Dengyo Kaisha, Ltd.	116,300	2,378,855
	Taiheiyo Kouhatsu, Inc.	44,200	248,040
	Taikisha, Ltd.	184,900	5,384,900
	Taisei Oncho Co., Ltd.	14,200	227,071
	Takadakiko Co., Ltd.	7,500	158,352
	Takagi Seiko Corp.	2,300	33,321
	Takamatsu Construction Group Co., Ltd.	107,800	2,213,179
#	Takamatsu Machinery Co., Ltd.	41,800	220,411
	Takamiya Co., Ltd.	128,600	502,760
	Takano Co., Ltd.	61,800	400,415
	Takaoka Toko Co., Ltd.	59,620	514,842
#	Takara Printing Co., Ltd.	22,155	372,233
	Takara Standard Co., Ltd.	264,700	3,901,026
	Takasago Thermal Engineering Co., Ltd.	348,500	5,493,425
	Takashima & Co., Ltd.	26,000	366,283
	Takeei Corp.	162,900	1,214,653
	Takeuchi Manufacturing Co., Ltd.	230,900	3,318,289
#	Takigami Steel Construction Co., Ltd. (The)	5,300	203,037
	Takisawa Machine Tool Co., Ltd.	44,200	455,323
	Takuma Co., Ltd.	170,500	1,843,383
	Tanabe Consulting Co., Ltd.	1,200	13,885
#	Tanabe Engineering Corp.	39,500	242,601
	Tanseisha Co., Ltd.	243,549	1,561,991
	Tatsuta Electric Wire and Cable Co., Ltd.	315,700	1,532,203
	TECHNO ASSOCIE Co., Ltd.	56,800	454,344
#	Techno Ryowa, Ltd.	71,390	523,334
#	Techno Smart Corp.	49,500	366,055
	TechnoPro Holdings, Inc.	21,900	1,247,552
	Teikoku Electric Manufacturing Co., Ltd.	123,200	1,511,695
	Teikoku Sen-I Co., Ltd.	108,500	2,210,965
	Tekken Corp.	93,100	1,840,290
	Tenox Corp.	22,500	167,087
	Teraoka Seisakusho Co., Ltd.	76,000	241,537
	Terasaki Electric Co., Ltd.	24,400	208,019
#	Toa Corp.	117,000	1,534,342
	TOA ROAD Corp.	27,300	735,460
	Toba, Inc.	9,800	225,483
	Tobishima Corp.	148,470	1,469,622
	Tocalo Co., Ltd.	449,000	4,420,457
#	Toda Corp.	386,200	2,243,469
	Toenec Corp.	58,600	1,776,468
	Togami Electric Manufacturing Co., Ltd.	17,800	248,203
	TOKAI Holdings Corp.	738,800	6,677,294
	Tokai Lease Co., Ltd.	19,300	211,750
	Tokyo Energy & Systems, Inc.	176,100	1,190,455
	Tokyo Keiki, Inc.	69,022	482,078
	Tokyo Sangyo Co., Ltd.	144,800	651,284
	Tokyu Construction Co., Ltd.	622,900	3,220,219
	Toli Corp.	289,200	685,770
	Tomoe Corp.	162,200	523,887

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tomoe Engineering Co., Ltd.	55,500	$974,364
	Tonami Holdings Co., Ltd.	39,500	1,944,232
	Toppan Forms Co., Ltd.	363,700	3,195,173
	Torishima Pump Manufacturing Co., Ltd.	142,500	970,437
#	Totech Corp.	56,500	1,081,403
	Totetsu Kogyo Co., Ltd.	186,900	4,830,329
	Totoku Electric Co., Ltd.	17,700	403,379
	Toyo Construction Co., Ltd.	597,300	2,385,196
	Toyo Denki Seizo K.K.	35,450	409,418
*	Toyo Engineering Corp.	221,078	773,521
	Toyo Logistics Co., Ltd.	85,100	261,690
	Toyo Machinery & Metal Co., Ltd.	109,300	410,510
	Toyo Tanso Co., Ltd.	75,600	1,038,220
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	521,728
	Trancom Co., Ltd.	55,900	3,702,438
#	Trinity Industrial Corp.	36,000	232,238
	Trusco Nakayama Corp.	171,500	3,709,976
	Tsubaki Nakashima Co., Ltd.	309,200	2,169,889
	Tsubakimoto Chain Co.	195,840	4,587,060
	Tsubakimoto Kogyo Co., Ltd.	28,800	869,084
# *	Tsudakoma Corp.	25,198	177,759
#	Tsugami Corp.	327,600	2,829,542
	Tsukishima Kikai Co., Ltd.	210,100	2,367,062
	Tsurumi Manufacturing Co., Ltd.	139,700	2,443,005
	Uchida Yoko Co., Ltd.	62,700	2,750,188
#	Ueki Corp.	32,800	750,609
	Union Tool Co.	45,500	1,155,660
	Ushio, Inc.	949,300	10,010,046
# *	UT Group Co., Ltd.	198,100	2,784,415
	Utoc Corp.	102,200	460,522
	Waida Manufacturing Co., Ltd.	5,100	52,552
	Wakachiku Construction Co., Ltd.	91,100	1,011,169
	Wakita & Co., Ltd.	272,900	2,514,463
	WDB Holdings Co., Ltd.	65,900	1,535,346
	Weathernews, Inc.	38,600	1,317,612
	Will Group, Inc.	105,800	627,978
	World Holdings Co., Ltd.	39,600	524,677
	Yahagi Construction Co., Ltd.	200,200	1,479,025
	YAMABIKO Corp.	231,528	1,784,394
	YAMADA Consulting Group Co., Ltd.	78,800	816,550
#	Yamashina Corp.	224,200	130,488
	Yamato Corp.	114,300	702,978
	Yamaura Corp.	9,900	67,975
	Yamazen Corp.	458,100	3,852,429
#	Yasuda Logistics Corp.	114,300	915,315
	Yokogawa Bridge Holdings Corp.	237,400	4,166,923
	Yondenko Corp.	27,360	602,414
	Yuasa Trading Co., Ltd.	127,400	3,428,359
#	Yuken Kogyo Co., Ltd.	24,000	302,677
#	Yumeshin Holdings Co., Ltd.	340,100	1,880,176
	Yurtec Corp.	277,500	1,558,722
	Zaoh Co., Ltd.	23,400	304,531
#	Zenitaka Corp. (The)	19,600	645,899
	Zuiko Corp.	22,600	927,132

TOTAL INDUSTRIALS			878,282,609

INFORMATION TECHNOLOGY — (12.9%)
	A&D Co., Ltd.	139,700	966,744
#	Access Co., Ltd.	87,800	702,318

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ad-sol Nissin Corp.	43,000	$953,969
	AGS Corp.	11,600	84,803
	Ai Holdings Corp.	283,400	3,500,975
	Aichi Tokei Denki Co., Ltd.	18,900	770,970
	Aiphone Co., Ltd.	74,200	1,052,313
	Alpha Systems, Inc.	56,720	1,664,186
	Amano Corp.	113,100	2,322,089
	AOI Electronics Co., Ltd.	31,400	632,759
	Argo Graphics, Inc.	121,300	3,799,145
	Arisawa Manufacturing Co., Ltd.	223,500	1,758,311
*	Artiza Networks, Inc.	3,800	45,077
	ArtSpark Holdings, Inc.	33,700	157,960
	Asahi Intelligence Service Co., Ltd.	1,300	13,437
	Avant Corp.	100,300	808,880
#	Axell Corp.	44,900	295,227
	Azia Co., Ltd.	14,300	163,980
# *	BrainPad, Inc.	7,200	352,476
#	Broadleaf Co., Ltd.	606,400	2,806,937
	Business Brain Showa-Ota, Inc.	14,500	380,052
	CAC Holdings Corp.	75,200	753,717
	Canon Electronics, Inc.	134,700	1,972,744
	Capital Asset Planning, Inc.	13,200	94,594
	CDS Co., Ltd.	15,300	178,610
*	Change, Inc.	12,500	484,262
#	Chino Corp.	47,400	556,509
	Citizen Watch Co., Ltd.	1,827,200	6,448,821
*	CMK Corp.	358,100	1,382,030
	Computer Engineering & Consulting, Ltd.	164,800	2,521,187
	Computer Institute of Japan, Ltd.	96,300	680,113
#	Comture Corp.	153,200	3,084,549
	CONEXIO Corp.	126,200	1,697,357
	Core Corp.	45,800	511,341
#	Cresco, Ltd.	83,000	1,067,453
#	Cube System, Inc.	60,600	384,052
#	Cyber Com Co., Ltd.	10,600	169,300
	Cybernet Systems Co., Ltd.	57,700	333,323
	Cybozu, Inc.	115,500	2,236,565
	Dai-ichi Seiko Co., Ltd.	38,100	808,159
#	Daiko Denshi Tsushin, Ltd.	37,200	266,502
	Daishinku Corp.	51,499	815,539
	Daitron Co., Ltd.	58,200	793,757
	Daiwabo Holdings Co., Ltd.	131,300	8,088,734
# *	DDS, Inc.	34,500	70,841
	Denki Kogyo Co., Ltd.	73,500	1,695,897
#	Densan System Co., Ltd.	47,900	1,116,994
	Dexerials Corp.	434,100	2,850,490
	Digital Arts, Inc.	79,600	4,794,680
	Digital Garage, Inc.	145,900	5,227,442
	Digital Hearts Holdings Co., Ltd.	99,700	709,582
#	Digital Information Technologies Corp.	40,000	485,160
#	DKK-Toa Corp.	28,300	229,243
#	Double Standard, Inc.	14,000	526,934
	DTS Corp.	309,000	5,922,252
	Ebase Co., Ltd.	59,600	571,950
	E-Guardian, Inc.	51,100	846,654
	Eizo Corp.	125,500	3,763,769
	Elecom Co., Ltd.	113,200	4,464,177
	Elematec Corp.	122,942	934,635
	Enomoto Co., Ltd.	30,200	274,968

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Enplas Corp.	67,500	$1,417,151
	ESPEC Corp.	149,700	2,394,457
	Fenwal Controls of Japan, Ltd.	20,500	206,368
#	Ferrotec Holdings Corp.	264,900	1,591,174
# *	FFRI, Inc.	22,500	438,326
	Fixstars Corp.	97,100	974,088
	Focus Systems Corp.	28,400	207,619
#	Forval Corp.	53,900	552,530
	FTGroup Co., Ltd.	65,400	703,638
	Fuji Soft, Inc.	100,200	3,527,128
	Fujitsu Frontech, Ltd.	86,700	863,852
	Fukui Computer Holdings, Inc.	53,500	1,432,740
	Furuno Electric Co., Ltd.	163,500	1,216,570
#	Furuya Metal Co., Ltd.	7,600	345,218
	Future Corp.	143,400	1,897,391
	Future Innovation Group, Inc.	11,900	27,431
*	Geomatec Co., Ltd.	29,900	107,135
#	GL Sciences, Inc.	46,700	438,389
#	Glosel Co., Ltd.	118,700	472,832
	GMO Cloud K.K.	19,300	568,624
	GMO internet, Inc.	13,100	285,135
	GMO Pepabo, Inc.	7,300	135,918
	Hagiwara Electric Holdings Co., Ltd.	51,100	980,762
	Hakuto Co., Ltd.	98,700	895,219
	Hibino Corp.	26,900	414,150
	Hioki EE Corp.	69,600	1,980,891
	Hochiki Corp.	111,400	1,460,882
#	Hokuriku Electric Industry Co., Ltd.	48,200	422,240
	Honda Tsushin Kogyo Co., Ltd.	113,800	421,953
	Hosiden Corp.	401,900	3,429,799
	Icom, Inc.	76,600	1,887,166
	ID Holdings Corp.	52,100	691,915
	Ikegami Tsushinki Co., Ltd.	40,799	311,688
	Ines Corp.	153,000	2,006,105
#	I-Net Corp.	80,390	1,119,056
	Infocom Corp.	179,300	4,293,361
	Infomart Corp.	557,800	3,851,416
	Information Services International-Dentsu, Ltd.	84,500	3,585,480
	Innotech Corp.	107,500	884,037
#	Intelligent Wave, Inc.	36,600	195,414
	Inter Action Corp.	27,600	603,193
#	I-O Data Device, Inc.	50,700	430,078
	Iriso Electronics Co., Ltd.	154,700	4,310,936
#	ISB Corp.	10,800	160,314
	Itfor, Inc.	164,700	1,015,745
*	Iwatsu Electric Co., Ltd.	68,500	537,630
	Japan Aviation Electronics Industry, Ltd.	360,500	4,676,659
	Japan Cash Machine Co., Ltd.	153,500	782,536
# *	Japan Display, Inc.	3,483,900	1,407,593
	Japan Electronic Materials Corp.	51,800	448,551
	Japan Material Co., Ltd.	451,000	6,528,790
#	Jastec Co., Ltd.	68,200	707,503
	JBCC Holdings, Inc.	111,100	1,964,105
	JFE Systems, Inc.	3,100	97,650
# *	JIG-SAW, Inc.	17,300	827,546
	Kaga Electronics Co., Ltd.	123,200	2,227,803
	Kanematsu Electronics, Ltd.	89,000	3,018,124
	KEL Corp.	27,900	203,112
	Koa Corp.	172,100	1,424,854

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	KSK Co., Ltd.	3,000	$47,430
	Kyoden Co., Ltd.	116,100	278,222
	Kyosan Electric Manufacturing Co., Ltd.	311,000	1,474,260
	Kyowa Electronic Instruments Co., Ltd.	129,800	487,196
#	LAC Co., Ltd.	100,100	854,087
	Lecip Holdings Corp.	10,900	46,696
	Macnica Fuji Electronics Holdings, Inc.	367,550	5,003,233
#	Marubun Corp.	112,200	524,886
#	Maruwa Co., Ltd.	67,500	4,761,174
	Maxell Holdings, Ltd.	359,000	3,302,579
	MCJ Co., Ltd.	514,800	3,415,170
	Megachips Corp.	112,800	1,695,990
#	Meiko Electronics Co., Ltd.	158,100	2,051,450
	Melco Holdings, Inc.	18,600	432,129
# *	Metaps, Inc.	12,800	70,764
	Micronics Japan Co., Ltd.	102,400	817,796
	Mimaki Engineering Co., Ltd.	136,300	514,076
	Mimasu Semiconductor Industry Co., Ltd.	119,381	2,311,546
	Miraial Co., Ltd.	39,500	399,916
#	Miroku Jyoho Service Co., Ltd.	137,100	3,457,038
	Mitachi Co., Ltd.	17,900	99,442
	Mitsubishi Research Institute, Inc.	56,200	1,904,385
	Mitsui High-Tec, Inc.	140,100	1,569,681
#	m-up Holdings, Inc.	4,800	114,227
	Mutoh Holdings Co., Ltd.	14,600	178,143
#	Nagano Keiki Co., Ltd.	96,400	699,193
	Nakayo, Inc.	75,100	967,585
	NEC Networks & System Integration Corp.	112,800	4,853,987
#	NET One Systems Co., Ltd.	112,800	3,251,745
	NF Corp.	25,900	391,326
	Nichicon Corp.	368,300	2,427,248
*	Nihon Dempa Kogyo Co., Ltd.	121,600	465,050
#	Nihon Denkei Co., Ltd.	31,800	312,827
#	Nippon Chemi-Con Corp.	83,600	942,920
#	Nippon Computer Dynamics Co., Ltd.	38,600	240,824
	Nippon Electric Glass Co., Ltd.	401,336	5,846,556
#	Nippon Information Development Co., Ltd.	12,600	158,168
#	Nippon Kodoshi Corp.	55,400	436,305
	Nippon Signal Co., Ltd.	355,200	3,302,167
	Nippon Systemware Co., Ltd.	56,800	1,058,414
	Nissha Co., Ltd.	232,800	1,700,122
	Nohmi Bosai, Ltd.	166,300	3,347,188
	NSD Co., Ltd.	559,460	7,922,113
#	Ohara, Inc.	35,900	304,435
	Ohizumi Manufacturing Co., Ltd.	27,100	118,264
# *	Okaya Electric Industries Co., Ltd.	77,800	236,721
	Oki Electric Industry Co., Ltd.	656,000	6,310,079
#	ONO Sokki Co., Ltd.	32,200	145,980
	Optex Group Co., Ltd.	235,520	2,681,147
*	Optim Corp.	9,800	194,142
	Optorun Co., Ltd.	30,600	831,147
	Oro Co., Ltd.	18,400	534,261
	Osaki Electric Co., Ltd.	322,100	1,548,529
	Oval Corp.	35,600	72,872
	Paltek Corp.	38,500	142,657
	PCA Corp.	2,300	77,768
#	PCI Holdings, Inc.	30,800	245,889
	Poletowin Pitcrew Holdings, Inc.	216,300	1,786,939
#	Pro-Ship, Inc.	41,700	439,129

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Rakus Co., Ltd.	260,600	$4,128,047
#	RECOMM Co., Ltd.	298,400	234,135
	Restar Holdings Corp.	139,300	2,246,677
	Riken Keiki Co., Ltd.	108,800	2,094,899
*	Riso Kagaku Corp.	136,800	1,836,460
	Roland DG Corp.	87,300	1,071,553
	Rorze Corp.	54,400	2,238,243
#	RS Technologies Co., Ltd.	20,100	484,203
	Ryoden Corp.	109,900	1,353,206
	Ryosan Co., Ltd.	171,300	3,745,950
	Ryoyo Electro Corp.	129,200	2,900,839
	Saison Information Systems Co., Ltd.	24,800	409,979
#	Sakura Internet, Inc.	155,700	821,950
	Sanken Electric Co., Ltd.	175,700	3,661,865
	Sanshin Electronics Co., Ltd.	140,900	1,962,534
#	Satori Electric Co., Ltd.	80,880	616,282
	Saxa Holdings, Inc.	32,600	519,278
#	SB Technology Corp.	69,800	1,732,997
	Scala, Inc.	83,700	392,687
#	Seikoh Giken Co., Ltd.	22,300	460,375
*	SEMITEC Corp.	5,500	107,572
#	Shibaura Electronics Co., Ltd.	57,400	1,242,002
	Shibaura Mechatronics Corp.	28,700	720,709
*	SHIFT, Inc.	1,600	133,690
	Shindengen Electric Manufacturing Co., Ltd.	53,900	1,242,790
	Shinko Electric Industries Co., Ltd.	535,400	6,682,951
	Shinko Shoji Co., Ltd.	307,100	2,476,545
	Shizuki Electric Co., Inc.	127,100	551,823
	Showa Shinku Co., Ltd.	25,400	300,994
	Sigma Koki Co., Ltd.	27,000	279,985
	Siix Corp.	223,400	1,819,452
	SK-Electronics Co., Ltd.	47,300	464,375
	SMK Corp.	36,699	876,616
	Softbrain Co., Ltd.	94,400	406,361
	Softcreate Holdings Corp.	56,900	970,045
	Soliton Systems K.K	36,600	457,706
	Soshin Electric Co., Ltd.	58,400	178,493
#	Sourcenext Corp.	364,000	1,062,608
	SRA Holdings	75,600	1,508,160
	Sumida Corp.	198,749	1,292,865
	Sun-Wa Technos Corp.	82,000	627,283
	Suzuden Corp.	1,200	13,023
	Suzuki Co., Ltd.	67,100	450,170
#	System Information Co., Ltd.	54,800	416,480
	System Research Co., Ltd.	27,200	382,731
	Systems Engineering Consultants Co., Ltd.	900	25,816
	Systemsoft Corp.	156,000	108,046
	Systena Corp.	531,900	7,477,765
	Tachibana Eletech Co., Ltd.	122,160	1,678,824
	Takachiho Koheki Co., Ltd.	38,500	330,075
#	TAKEBISHI Corp.	53,100	672,273
	Tamagawa Holdings Co., Ltd.	3,100	61,909
#	Tamura Corp.	586,500	2,404,643
#	Tazmo Co., Ltd.	39,500	431,327
	TDC Soft, Inc.	109,700	854,880
	TechMatrix Corp.	116,800	2,918,265
#	Techno Horizon Holdings Co., Ltd.	56,700	327,863
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	595,781
#	Terilogy Co., Ltd.	15,600	66,938

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	TESEC Corp.	19,400	$155,239
	TKC Corp.	105,300	5,200,189
	Toho System Science Co., Ltd.	2,700	22,899
	Tokyo Electron Device, Ltd.	45,600	1,152,711
	Tokyo Seimitsu Co., Ltd.	291,800	9,438,815
	Tomen Devices Corp.	15,300	546,673
	Topcon Corp.	815,500	6,695,940
	Torex Semiconductor, Ltd.	45,500	445,467
	Toshiba TEC Corp.	69,500	2,263,164
	Toukei Computer Co., Ltd.	5,010	191,465
	Towa Corp.	159,000	1,373,560
	Toyo Corp.	161,900	1,539,732
*	Transcosmos, Inc.	8,900	177,587
	Tri Chemical Laboratories, Inc.	31,400	2,789,919
#	Tsuzuki Denki Co., Ltd.	42,800	527,920
	Ubicom Holdings, Inc.	12,500	148,508
	Ulvac, Inc.	222,500	6,132,696
*	UMC Electronics Co., Ltd.	52,700	115,876
*	Uniden Holdings Corp.	42,400	745,447
#	UNITED, Inc.	24,200	233,075
#	V Technology Co., Ltd.	69,600	2,402,404
#	VINX Corp.	11,500	106,454
	Wacom Co., Ltd.	1,103,500	3,837,438
	Wellnet Corp.	3,800	18,357
#	YAC Holdings Co., Ltd.	70,800	303,568
#	Yamaichi Electronics Co., Ltd.	154,400	2,105,804
	Yashima Denki Co., Ltd.	131,200	1,001,256
	Yokowo Co., Ltd.	105,200	2,374,052

TOTAL INFORMATION TECHNOLOGY			390,438,885

MATERIALS — (10.5%)
	Achilles Corp.	103,500	1,526,922
	ADEKA Corp.	654,200	8,214,890
#	Agro-Kanesho Co., Ltd.	1,300	18,854
	Aichi Steel Corp.	79,200	2,116,523
	Arakawa Chemical Industries, Ltd.	127,100	1,506,343
	Araya Industrial Co., Ltd.	25,200	252,653
	Asahi Holdings, Inc.	282,250	6,377,720
	Asahi Printing Co., Ltd.	25,700	220,844
	Asahi Yukizai Corp.	98,600	1,181,840
	Asahipen Corp.	2,100	33,655
	Asia Pile Holdings Corp.	220,000	853,586
	C Uyemura & Co., Ltd.	35,900	1,973,490
	Carlit Holdings Co., Ltd.	139,400	648,291
	Chuetsu Pulp & Paper Co., Ltd.	49,900	625,273
*	Chugai Mining Co., Ltd.	652,700	96,350
	Chugoku Marine Paints, Ltd.	461,700	3,530,429
	CI Takiron Corp.	314,400	1,709,245
#	CK-San-Etsu Co., Ltd.	21,200	562,798
	Dai Nippon Toryo Co., Ltd.	145,500	1,243,218
	Daido Steel Co., Ltd.	131,900	4,356,071
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	894,705
	Daiken Corp.	89,500	1,330,860
	Daiki Aluminium Industry Co., Ltd.	202,100	1,072,750
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	1,970,511
	Daio Paper Corp.	148,200	2,022,170
#	DKS Co., Ltd.	59,400	2,503,319
	Dowa Holdings Co., Ltd.	92,500	2,558,371
	Dynapac Co., Ltd.	8,500	112,056

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Fuji Seal International, Inc.	187,600	$3,256,538
	Fujikura Kasei Co., Ltd.	184,200	849,728
	Fujimori Kogyo Co., Ltd.	120,400	3,542,245
	Fuso Chemical Co., Ltd.	140,000	4,146,339
	Geostr Corp.	111,400	343,393
	Godo Steel, Ltd.	67,700	1,273,604
	Gun-Ei Chemical Industry Co., Ltd.	31,600	753,953
	Hakudo Co., Ltd.	48,200	552,510
	Harima Chemicals Group, Inc.	104,700	999,356
	Hodogaya Chemical Co., Ltd.	44,900	1,455,472
	Hokkan Holdings, Ltd.	56,100	794,480
	Hokko Chemical Industry Co., Ltd.	125,500	653,287
	Hokuetsu Corp.	941,899	3,719,611
	Honshu Chemical Industry Co., Ltd.	28,200	274,022
	Ise Chemicals Corp.	14,300	390,802
#	Ishihara Chemical Co., Ltd.	35,500	620,259
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,320,162
	Ishizuka Glass Co., Ltd.	12,900	259,709
	JCU Corp.	165,700	3,876,195
	JSP Corp.	102,000	1,316,596
	Kaneka Corp.	117,500	3,039,170
	Kanto Denka Kogyo Co., Ltd.	313,800	2,494,643
	Katakura & Co-op Agri Corp.	21,500	232,805
	KeePer Technical Laboratory Co., Ltd.	49,500	656,788
	KH Neochem Co., Ltd.	234,500	4,051,173
#	Kimoto Co., Ltd.	239,000	309,514
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,536,534
	Kobe Steel, Ltd.	1,878,500	6,282,823
#	Kohsoku Corp.	72,200	968,754
	Konishi Co., Ltd.	250,300	3,276,319
	Konoshima Chemical Co., Ltd.	31,600	188,082
	Krosaki Harima Corp.	35,700	1,255,906
#	Kumiai Chemical Industry Co., Ltd.	373,387	3,013,632
	Kunimine Industries Co., Ltd.	40,400	372,392
#	Kureha Corp.	130,550	5,265,432
	Kurimoto, Ltd.	66,400	1,100,994
	Kuriyama Holdings Corp.	78,000	349,081
	Kyoei Steel, Ltd.	161,600	2,053,474
#	Kyowa Leather Cloth Co., Ltd.	91,900	541,981
	Lintec Corp.	265,600	5,699,626
#	MEC Co., Ltd.	103,700	1,557,933
	Mitani Sekisan Co., Ltd.	73,200	3,264,201
	Mitsubishi Paper Mills, Ltd.	378,300	1,336,290
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	384,367
	Mitsui Mining & Smelting Co., Ltd.	451,000	8,414,400
#	Molitec Steel Co., Ltd.	83,100	218,190
	MORESCO Corp.	39,800	327,880
	Mory Industries, Inc.	37,700	819,882
	Nakayama Steel Works, Ltd.	199,700	699,403
	Neturen Co., Ltd.	249,300	1,352,330
	New Japan Chemical Co., Ltd.	200,600	319,626
	Nicca Chemical Co., Ltd.	45,700	369,351
#	Nichia Steel Works, Ltd.	138,600	325,877
#	Nihon Kagaku Sangyo Co., Ltd.	88,900	774,824
#	Nihon Nohyaku Co., Ltd.	243,500	974,404
	Nihon Parkerizing Co., Ltd.	517,500	5,295,786
	Nihon Yamamura Glass Co., Ltd.	101,600	785,332
	Nippon Carbide Industries Co., Inc.	48,300	471,371
#	Nippon Chemical Industrial Co., Ltd.	42,600	887,740

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Concrete Industries Co., Ltd.	306,600	$713,941
# *	Nippon Denko Co., Ltd.	779,814	1,075,424
#	Nippon Fine Chemical Co., Ltd.	81,500	1,116,880
	Nippon Kayaku Co., Ltd.	148,100	1,432,715
*	Nippon Kinzoku Co., Ltd.	27,000	157,721
*	Nippon Koshuha Steel Co., Ltd.	26,799	90,701
	Nippon Light Metal Holdings Co., Ltd.	4,269,500	6,724,107
	Nippon Paper Industries Co., Ltd.	423,000	6,040,599
#	Nippon Pillar Packing Co., Ltd.	152,100	1,927,311
	Nippon Soda Co., Ltd.	184,500	4,733,839
	Nippon Yakin Kogyo Co., Ltd.	112,849	1,732,541
#	Nitta Gelatin, Inc.	100,500	642,395
	Nittetsu Mining Co., Ltd.	43,300	1,750,734
#	Nozawa Corp.	52,500	266,521
	Oat Agrio Co., Ltd.	18,000	168,780
	Okamoto Industries, Inc.	82,600	3,313,706
	Okura Industrial Co., Ltd.	56,900	828,392
	Osaka Organic Chemical Industry, Ltd.	100,800	1,611,507
	Osaka Soda Co., Ltd.	106,299	2,425,151
	Osaka Steel Co., Ltd.	94,200	1,030,034
# *	OSAKA Titanium Technologies Co., Ltd.	142,300	1,235,596
#	Pacific Metals Co., Ltd.	115,599	1,782,129
	Pack Corp. (The)	96,200	3,044,220
#	Rasa Industries, Ltd.	49,700	573,397
	Rengo Co., Ltd.	222,700	1,734,983
	Riken Technos Corp.	255,000	1,044,871
	Sakai Chemical Industry Co., Ltd.	107,300	1,797,655
	Sakata INX Corp.	289,100	2,581,508
	Sanyo Chemical Industries, Ltd.	94,900	3,738,575
#	Sanyo Special Steel Co., Ltd.	147,060	1,284,089
	Seiko PMC Corp.	67,900	412,015
	Sekisui Plastics Co., Ltd.	177,200	991,435
	Shikoku Chemicals Corp.	260,000	2,641,416
#	Shinagawa Refractories Co., Ltd.	42,000	852,953
	Shin-Etsu Polymer Co., Ltd.	321,900	2,509,663
	SK Kaken Co., Ltd.	1,100	418,722
	Soken Chemical & Engineering Co., Ltd.	51,200	514,127
	Stella Chemifa Corp.	79,700	1,738,069
	Sumitomo Bakelite Co., Ltd.	159,300	4,114,499
#	Sumitomo Osaka Cement Co., Ltd.	265,199	8,629,840
	Sumitomo Seika Chemicals Co., Ltd.	65,100	1,785,611
	T Hasegawa Co., Ltd.	204,200	4,094,518
	T&K Toka Co., Ltd.	146,900	988,588
	Taisei Lamick Co., Ltd.	43,300	1,050,196
	Taiyo Holdings Co., Ltd.	138,300	5,655,263
	Takasago International Corp.	103,200	2,187,790
#	Takemoto Yohki Co., Ltd.	35,000	246,604
#	Taoka Chemical Co., Ltd.	4,700	301,786
	Tayca Corp.	130,300	1,819,790
	Tenma Corp.	126,900	1,830,666
	Titan Kogyo, Ltd.	5,100	78,392
	Toagosei Co., Ltd.	822,800	7,528,080
*	Toda Kogyo Corp.	21,500	256,952
	Toho Acetylene Co., Ltd.	12,700	149,213
#	Toho Chemical Industry Co., Ltd.	47,000	217,164
#	Toho Titanium Co., Ltd.	256,300	1,451,291
*	Toho Zinc Co., Ltd.	100,399	1,225,602
	Tohoku Steel Co., Ltd.	16,300	200,472
	Tokushu Tokai Paper Co., Ltd.	68,658	2,589,593

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokuyama Corp.	414,298	$8,741,684
	Tokyo Ohka Kogyo Co., Ltd.	71,200	3,062,234
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	180,587
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	499,693
#	Tokyo Steel Manufacturing Co., Ltd.	791,600	5,039,883
	Tokyo Tekko Co., Ltd.	71,800	751,087
*	Tomoegawa Co., Ltd.	33,600	269,592
	Tomoku Co., Ltd.	80,700	1,157,779
	Topy Industries, Ltd.	107,600	1,258,134
#	Toyo Gosei Co., Ltd.	32,800	1,578,498
	Toyo Ink SC Holdings Co., Ltd.	252,200	4,796,934
	Toyobo Co., Ltd.	667,400	7,774,416
#	TYK Corp.	172,600	477,710
	UACJ Corp.	211,841	3,452,162
	Ube Industries, Ltd.	138,500	2,322,561
	Ultrafabrics Holdings Co., Ltd.	2,400	17,526
	Valqua, Ltd.	118,699	1,973,815
	Vertex Corp.	45,998	584,853
	Wavelock Holdings Co., Ltd.	30,900	210,654
	Wood One Co., Ltd.	48,500	492,408
*	W-Scope Corp.	18,600	61,226
	Yamato Kogyo Co., Ltd.	215,500	4,229,126
	Yodogawa Steel Works, Ltd.	152,700	2,402,477
#	Yotai Refractories Co., Ltd.	118,000	668,185
	Yushiro Chemical Industry Co., Ltd.	73,800	782,549

TOTAL MATERIALS			317,046,413

REAL ESTATE — (1.8%)
#	AD Works Group Co., Ltd.	194,879	310,528
	Airport Facilities Co., Ltd.	148,670	593,512
	Anabuki Kosan, Inc.	12,900	175,230
#	Aoyama Zaisan Networks Co., Ltd.	43,700	465,130
	Apaman Co., Ltd.	71,700	341,071
#	Arealink Co., Ltd.	29,600	242,801
#	B-Lot Co., Ltd.	40,000	222,252
#	Cosmos Initia Co., Ltd.	97,700	357,474
	Daibiru Corp.	358,100	3,276,824
	Dear Life Co., Ltd.	132,800	498,770
	Goldcrest Co., Ltd.	127,870	1,928,926
#	Good Com Asset Co., Ltd.	10,300	143,164
#	Grandy House Corp.	118,600	363,925
	Heiwa Real Estate Co., Ltd.	236,600	6,352,901
	Ichigo, Inc.	1,187,800	3,041,704
	Intellex Co., Ltd.	30,000	151,061
# *	Japan Asset Marketing Co., Ltd.	1,458,100	1,228,850
	Japan Corporate Housing Service, Inc.	11,700	108,565
	Japan Property Management Center Co., Ltd.	83,400	785,945
	JSB Co., Ltd.	7,400	154,960
	Keihanshin Building Co., Ltd.	272,400	3,516,734
	Kenedix, Inc.	1,442,000	6,516,266
	Land Business Co., Ltd.	14,800	39,203
# *	Leopalace21 Corp.	1,890,700	4,200,421
*	Miyakoshi Holdings, Inc.	800	4,223
	Mugen Estate Co., Ltd.	64,200	278,175
#	Nippon Commercial Development Co., Ltd.	85,500	1,092,947
	Nisshin Group Holdings Co., Ltd.	234,800	874,257
#	Prospect Co., Ltd.	3,669,000	841,349
#	Raysum Co., Ltd.	105,400	872,484
	SAMTY Co., Ltd.	145,350	1,880,371

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Sankyo Frontier Co., Ltd.	23,100	$677,368
	Sansei Landic Co., Ltd.	29,100	189,811
	Shinoken Group Co., Ltd.	112,600	833,229
	Star Mica Holdings Co., Ltd.	94,100	1,283,907
	Sun Frontier Fudousan Co., Ltd.	232,400	1,846,198
	Takara Leben Co., Ltd.	617,000	2,020,522
	TOC Co., Ltd.	383,950	2,382,504
	Tokyo Rakutenchi Co., Ltd.	19,000	712,455
#	Tokyo Theatres Co., Inc.	54,099	594,620
	Tosei Corp.	273,400	2,653,311
	Urbanet Corp. Co., Ltd.	81,400	190,259
	Yasuragi Co., Ltd.	36,700	640,505
	Yoshicon Co., Ltd.	3,100	22,621

TOTAL REAL ESTATE			54,907,333

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	405,465
	eRex Co., Ltd.	204,000	2,841,953
	Hiroshima Gas Co., Ltd.	337,400	1,131,387
	Hokkaido Electric Power Co., Inc.	1,316,800	5,039,274
	Hokkaido Gas Co., Ltd.	102,300	1,493,171
	Hokuriku Electric Power Co.	911,200	6,141,301
#	Hokuriku Gas Co., Ltd.	10,100	293,776
	K&O Energy Group, Inc.	104,300	1,532,851
	Nippon Gas Co., Ltd.	210,300	6,935,460
	Okinawa Electric Power Co., Inc. (The)	343,921	6,271,736
# *	RENOVA, Inc.	147,600	1,482,398
	Saibu Gas Co., Ltd.	244,700	6,068,237
#	Shikoku Electric Power Co., Inc.	282,200	2,181,292
	Shizuoka Gas Co., Ltd.	373,600	3,357,106
#	Toell Co., Ltd.	57,500	361,586
	West Holdings Corp.	134,810	2,227,456

TOTAL UTILITIES			47,764,449

TOTAL COMMON STOCKS			2,954,099,146

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*	Chiba Kogyo Bank, Ltd.	403,000	0

TOTAL INVESTMENT SECURITIES (Cost $3,087,490,509)			2,954,099,146

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	6,480,173	74,982,086

TOTAL INVESTMENTS — (100.0%) (Cost $3,162,447,932)			$3,029,081,232

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$83,027,980	—	$83,027,980
Consumer Discretionary	$1,214,652	496,962,499	—	498,177,151
Consumer Staples	—	240,454,061	—	240,454,061
Energy	—	37,478,400	—	37,478,400
Financials	—	258,008,707	—	258,008,707
Health Care	—	148,513,158	—	148,513,158
Industrials	—	878,282,609	—	878,282,609
Information Technology	—	390,438,885	—	390,438,885
Materials	—	317,046,413	—	317,046,413
Real Estate	310,528	54,596,805	—	54,907,333
Utilities	—	47,764,449	—	47,764,449
Securities Lending Collateral	—	74,982,086	—	74,982,086

TOTAL	$1,525,180	$3,027,556,052	—	$3,029,081,232

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (50.7%)
*	3P Learning, Ltd.	93,233	$45,006
*	88 Energy, Ltd.	2,549,893	9,872
	A2B Australia, Ltd.	241,263	123,106
	Accent Group, Ltd.	2,095,327	1,578,344
	Adairs, Ltd.	643,521	654,181
#	Adelaide Brighton, Ltd.	2,564,728	4,517,693
*	Advance NanoTek, Ltd.	4,230	12,197
# *	Ainsworth Game Technology, Ltd.	424,317	119,395
# *	Alkane Resources, Ltd.	2,214,509	1,053,909
#	Alliance Aviation Services, Ltd.	104,215	142,940
	ALS, Ltd.	1,127,015	4,921,513
	Altium, Ltd.	220,561	4,841,612
# *	Altura Mining, Ltd.	1,171,741	38,033
#	AMA Group, Ltd.	2,283,100	624,062
# *	Amaysim Australia, Ltd.	1,875,508	384,064
	Ansell, Ltd.	700,311	12,915,269
	AP Eagers, Ltd.	775,292	2,565,416
	APN Property Group, Ltd.	58,003	18,762
	Appen, Ltd.	41,643	688,085
*	Arafura Resources, Ltd.	1,409,526	66,311
#	ARB Corp., Ltd.	527,030	5,175,609
*	Ardent Leisure Group, Ltd.	4,054,650	941,576
	Asaleo Care, Ltd.	1,105,315	739,849
	AUB Group, Ltd.	478,705	3,627,944
#	Aurelia Metals, Ltd.	3,920,282	813,682
	Austal, Ltd.	2,531,117	5,541,992
*	Australian Agricultural Co., Ltd.	3,613,877	2,722,624
	Australian Ethical Investment, Ltd.	14,575	43,722
	Australian Finance Group, Ltd.	838,690	843,989
	Australian Pharmaceutical Industries, Ltd.	3,111,806	2,358,897
#	Australian Vintage, Ltd.	4,317,004	1,160,832
#	Auswide Bank, Ltd.	106,144	300,103
	AVJennings, Ltd.	7,058,528	1,806,022
*	AVZ Minerals, Ltd.	1,847,793	71,043
*	Axsesstoday, Ltd.	20,251	4,021
	Baby Bunting Group, Ltd.	364,553	639,811
#	Bank of Queensland, Ltd.	2,104,987	7,097,666
	Bapcor, Ltd.	2,370,755	7,548,884
*	Base Resources, Ltd.	393,323	33,149
	Beach Energy, Ltd.	323,968	315,788
#	Bega Cheese, Ltd.	1,535,076	4,806,134
	Bell Financial Group, Ltd.	122,493	88,503
#	Bendigo & Adelaide Bank, Ltd.	463,376	1,960,611
*	Berkeley Energia, Ltd.	27,600	3,506
	Bingo Industries, Ltd.	841,528	1,274,489
#	Blackmores, Ltd.	90,390	4,436,707
#	Bravura Solutions, Ltd.	1,621,807	5,064,345
	Breville Group, Ltd.	788,368	8,921,355
	Brickworks, Ltd.	527,768	4,657,863
*	Buru Energy, Ltd.	678,801	39,635
#	BWX, Ltd.	536,568	1,250,905
# *	Byron Energy, Ltd.	89,192	8,363
# *	Cann Group, Ltd.	71,385	42,705
#	Capitol Health, Ltd.	3,495,372	449,912
# *	Cardno, Ltd.	1,127,842	183,121

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Carnarvon Petroleum, Ltd.	3,381,086	$413,330
	Carsales.com, Ltd.	1,320,135	12,076,314
# *	Cash Converters International, Ltd.	3,582,331	357,067
*	Castile Resources, Ltd.	538,794	57,932
*	Catapult Group International, Ltd.	401,552	313,355
*	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	439,841	1,205,373
*	Centrebet Litigation	81,336	0
*	Centrebet Litigation Claim	81,336	0
	Centuria Capital Group	141,621	147,533
	Challenger, Ltd.	110,390	351,574
*	Champion Iron, Ltd.	204,512	263,035
	Citadel Group, Ltd. (The)	129,670	288,554
#	City Chic Collective, Ltd.	166,193	251,228
#	Class, Ltd.	386,717	347,163
	Clean Seas Seafood, Ltd.	87,730	37,398
*	Clean TeQ Holdings, Ltd.	86,928	11,758
	Cleanaway Waste Management, Ltd.	8,694,486	10,490,102
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,533,866
#	Clover Corp., Ltd.	365,203	496,537
	Codan, Ltd.	670,501	2,820,716
#	Collection House, Ltd.	2,084,920	1,474,122
	Collins Foods, Ltd.	828,537	3,940,145
# *	Cooper Energy, Ltd.	13,152,681	3,655,800
#	Corporate Travel Management, Ltd.	520,840	4,263,999
#	Costa Group Holdings, Ltd.	2,640,354	4,932,059
#	Credit Corp. Group, Ltd.	525,391	5,594,914
	Credit Corp. Group, Ltd.	91,934	748,860
	CSR, Ltd.	3,445,365	8,280,714
*	CuDeco, Ltd.	387,893	11,147
# *	Dacian Gold, Ltd.	687,075	159,103
	Data#3, Ltd.	962,073	2,400,830
	Decmil Group, Ltd.	920,710	132,124
	Dicker Data, Ltd.	221,608	1,006,076
#	Domain Holdings Australia, Ltd.	1,659,629	2,810,318
	Downer EDI, Ltd.	503,714	1,355,050
	DWS, Ltd.	514,109	235,078
# *	Eclipx Group, Ltd.	2,757,791	1,285,178
	Elanor Investor Group	12,192	7,193
	Elders, Ltd.	1,232,076	6,908,087
*	Electro Optic Systems Holdings, Ltd.	550,311	1,657,635
# *	Emeco Holdings, Ltd.	976,666	735,925
*	EML Payments, Ltd.	829,369	1,497,824
*	Energy World Corp., Ltd.	87,518	4,100
	Enero Group, Ltd.	10,609	8,307
	EQT Holdings, Ltd.	95,702	1,336,581
	Estia Health, Ltd.	1,663,088	1,611,736
	Euroz, Ltd.	108,281	59,264
#	EVENT Hospitality and Entertainment, Ltd.	546,035	2,729,927
# *	FAR, Ltd.	12,771,552	139,711
#	Finbar Group, Ltd.	203,868	86,360
*	Fleetwood Corp., Ltd.	347,465	334,478
	FlexiGroup, Ltd.	2,196,712	1,283,025
	Flight Centre Travel Group, Ltd.	52,732	373,709
#	Freedom Foods Group, Ltd.	362,595	1,016,234
#	G8 Education, Ltd.	5,105,803	2,863,199
# *	Galaxy Resources, Ltd.	2,565,745	1,258,688
	Genworth Mortgage Insurance Australia, Ltd.	1,836,784	2,539,275
*	GetSwift, Ltd.	28,980	14,299

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Gold Road Resources, Ltd.	3,183,092	$3,250,408
	GR Engineering Services, Ltd.	55,230	24,244
# *	GrainCorp, Ltd., Class A	1,547,172	3,552,911
#	Grange Resources, Ltd.	449,866	65,648
*	Greenland Minerals, Ltd.	1,692,337	124,339
	GTN, Ltd.	15,394	4,080
	GUD Holdings, Ltd.	877,853	5,210,888
#	GWA Group, Ltd.	1,911,130	3,430,409
	Hansen Technologies, Ltd.	1,388,853	2,525,476
	Healius, Ltd.	4,144,191	6,931,385
#	Helloworld Travel, Ltd.	40,876	46,056
*	Highfield Resources, Ltd.	160,730	36,923
*	Horizon Oil, Ltd.	714,889	23,587
#	HT&E, Ltd.	1,774,958	1,289,910
#	HUB24, Ltd.	236,297	1,485,808
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,070,006	9,313,395
	Iluka Resources, Ltd.	1,361,287	6,752,038
*	Image Resources NL	332,933	33,966
	Imdex, Ltd.	2,381,029	1,650,000
*	Immutep, Ltd.	140,912	15,844
# *	ImpediMed, Ltd.	417,437	10,499
	Infigen Energy	6,695,697	2,562,136
	Infomedia, Ltd.	3,173,011	3,316,389
	Inghams Group, Ltd.	2,191,759	4,965,637
# *	Intega Group, Ltd.	1,127,842	197,781
	Integral Diagnostics, Ltd.	283,232	594,742
#	Integrated Research, Ltd.	611,969	1,247,007
#	InvoCare, Ltd.	1,186,587	7,935,190
*	ioneer, Ltd.	330,187	28,594
#	IOOF Holdings, Ltd.	2,149,859	6,001,889
	IPH, Ltd.	1,243,670	5,948,331
	IRESS, Ltd.	1,132,562	8,261,080
# *	iSelect, Ltd.	96,851	14,363
# *	iSentia Group, Ltd.	1,014,066	97,420
	IVE Group, Ltd.	578,489	249,009
#	Japara Healthcare, Ltd.	1,815,991	586,946
#	JB Hi-Fi, Ltd.	532,116	12,029,759
	Johns Lyng Group, Ltd.	80,400	126,274
#	Jumbo Interactive, Ltd.	208,843	1,640,386
	Jupiter Mines, Ltd.	4,784,049	840,485
#	K&S Corp., Ltd.	191,577	188,191
# *	Karoon Energy, Ltd.	3,989,162	1,406,805
*	Kingsgate Consolidated, Ltd.	1,825,067	478,354
#	Kogan.com, Ltd.	266,008	1,372,421
*	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	96,718	468,593
	Link Administration Holdings, Ltd.	440,508	1,074,857
#	Lovisa Holdings, Ltd.	122,612	584,784
# *	Lynas Corp., Ltd.	4,844,493	5,424,093
	MACA, Ltd.	1,272,720	606,864
	Macmahon Holdings, Ltd.	5,344,671	765,263
*	MaxiTRANS Industries, Ltd.	400,285	40,504
# *	Mayne Pharma Group, Ltd.	10,077,132	2,691,204
	McMillan Shakespeare, Ltd.	490,350	2,118,138
	McPherson’s, Ltd.	523,953	893,658
*	Medusa Mining, Ltd.	475,938	206,982
# *	Mesoblast, Ltd.	630,272	1,345,258
# *	Metals X, Ltd.	4,002,773	206,051

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Metcash, Ltd.	7,963,936	$12,845,372
#	Michael Hill International, Ltd.	1,490,263	319,753
	Michael Hill International, Ltd.	94,305	21,479
	Midway, Ltd.	3,757	2,451
*	Millennium Minerals, Ltd.	1,065,474	26,592
*	Mincor Resources NL	50,402	20,058
#	Mineral Resources, Ltd.	1,213,862	13,082,811
# *	MMA Offshore, Ltd.	4,757,868	244,217
#	MNF Group, Ltd.	194,514	586,194
	Moelis Australia, Ltd.	72,907	108,639
#	Monadelphous Group, Ltd.	566,488	4,117,998
#	Monash IVF Group, Ltd.	1,051,503	403,024
	Monash IVF Group, Ltd.	687,178	266,441
#	Money3 Corp., Ltd.	926,438	949,968
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	814,098	364,713
	Mosaic Brands, Ltd.	5,993	2,212
# *	Motorcycle Holdings, Ltd.	19,615	9,982
	Mount Gibson Iron, Ltd.	4,804,298	1,965,664
# *	Myanmar Metals, Ltd.	494,858	13,203
# *	Myer Holdings, Ltd.	3,707,181	476,492
	MyState, Ltd.	534,849	1,362,698
	Navigator Global Investments, Ltd.	997,653	842,817
# *	nearmap, Ltd.	1,327,876	1,298,153
#	Neometals, Ltd.	626,513	67,151
	Netwealth Group, Ltd.	365,621	1,791,252
	New Energy Solar, Ltd.	56,462	38,502
#	New Hope Corp., Ltd.	2,234,532	2,233,335
*	NEXTDC, Ltd.	2,176,341	12,419,886
	nib holdings, Ltd.	3,261,361	10,422,419
#	Nick Scali, Ltd.	400,543	1,191,792
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,552,466
	NRW Holdings, Ltd.	2,939,598	3,215,793
# *	Nufarm, Ltd.	2,076,155	7,051,021
	OFX Group, Ltd.	1,914,359	1,526,984
	OM Holdings, Ltd.	342,290	77,303
	Omni Bridgeway, Ltd.	2,483,992	6,478,508
*	Onevue Holdings, Ltd.	857,257	125,486
	oOh!media, Ltd.	3,082,993	2,040,440
# *	Orocobre, Ltd.	141,073	204,769
	Orora, Ltd.	8,341,282	13,862,055
*	Otto Energy, Ltd.	1,066,610	4,487
	Over the Wire Holdings, Ltd.	14,661	27,423
	OZ Minerals, Ltd.	2,218,981	12,790,711
#	Pacific Current Group, Ltd.	248,331	783,291
#	Pacific Smiles Group, Ltd.	256,946	233,460
# *	Pact Group Holdings, Ltd.	1,597,987	1,976,712
# *	Paladin Energy, Ltd.	1,235,586	82,888
*	Panoramic Resources, Ltd.	4,660,585	364,448
# *	Pantoro, Ltd.	632,837	58,691
	Paragon Care, Ltd.	557,992	60,359
	Peet, Ltd.	928,220	443,695
	Pendal Group, Ltd.	2,052,929	7,290,853
	People Infrastructure, Ltd.	39,313	45,406
	Perenti Global, Ltd.	4,835,224	2,843,034
#	Perpetual, Ltd.	350,481	6,812,863
*	Perseus Mining, Ltd.	9,066,296	5,479,080
#	Pioneer Credit, Ltd.	166,590	26,671
#	Platinum Asset Management, Ltd.	2,119,364	4,785,813

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Pluton Resources, Ltd.	20,710	$0
*	Poseidon Nickel, Ltd.	643,832	14,128
# *	Praemium, Ltd.	1,152,591	267,567
	Premier Investments, Ltd.	732,415	7,340,343
*	Prime Media Group, Ltd.	44,455	2,853
#	Pro Medicus, Ltd.	300,101	5,051,114
	Propel Funeral Partners, Ltd.	15,509	27,256
	PWR Holdings, Ltd.	169,474	424,060
*	Quickstep Holdings, Ltd.	134,452	6,072
#	Ramelius Resources, Ltd.	4,758,357	4,043,257
	Reckon, Ltd.	446,073	173,896
*	Red 5, Ltd.	780,941	94,577
*	Red River Resources, Ltd.	614,980	25,154
*	Redbubble, Ltd.	49,962	25,485
#	Regis Healthcare, Ltd.	1,425,409	1,377,829
	Regis Resources, Ltd.	3,188,786	9,117,917
# *	Reject Shop, Ltd. (The)	100,522	234,784
#	Reliance Worldwide Corp., Ltd.	2,602,124	4,577,791
	Resimac Group, Ltd.	11,841	6,440
# *	Resolute Mining, Ltd.	9,170,450	5,463,656
#	Rhipe, Ltd.	298,914	332,193
#	Ridley Corp., Ltd.	1,862,695	856,834
*	RPMGlobal Holdings, Ltd.	192,851	123,802
	RXP Services, Ltd.	284,324	55,200
	Salmat, Ltd.	667,137	343,035
	Sandfire Resources, Ltd.	1,249,475	3,626,320
*	Saracen Mineral Holdings, Ltd.	6,862,422	18,820,844
	SeaLink Travel Group, Ltd.	338,672	792,806
	Select Harvests, Ltd.	697,602	3,279,113
*	Senex Energy, Ltd.	11,261,657	1,551,444
#	Servcorp, Ltd.	366,667	623,429
	Service Stream, Ltd.	2,572,185	3,272,758
*	Seven West Media, Ltd.	5,378,078	295,815
	SG Fleet Group, Ltd.	393,656	342,492
	Sigma Healthcare, Ltd.	6,192,917	2,431,014
# *	Silver Lake Resources, Ltd.	7,807,789	9,643,652
# *	Silver Mines, Ltd.	318,112	17,314
	Sims, Ltd.	1,162,937	5,227,933
	SmartGroup Corp., Ltd.	674,100	2,356,290
#	Southern Cross Media Group, Ltd.	13,206,930	1,192,927
	Spark Infrastructure Group	11,520,334	14,149,222
#	SpeedCast International, Ltd.	1,707,915	879,241
	SRG Global, Ltd.	330,321	54,861
#	St Barbara, Ltd.	5,157,916	8,489,655
	Stanmore Coal, Ltd.	45,430	29,428
*	Stanmore Coal, Ltd.	1,377	902
	Star Entertainment Grp, Ltd. (The)	1,419,985	2,783,830
	Steadfast Group, Ltd.	5,683,479	11,223,075
# *	Strike Energy, Ltd.	2,846,114	238,642
	Sunland Group, Ltd.	1,211,896	924,497
#	Super Retail Group, Ltd.	996,910	4,067,162
# *	Superloop, Ltd.	689,422	350,709
# *	Syrah Resources, Ltd.	2,327,569	348,404
	Tassal Group, Ltd.	1,531,815	3,736,383
	Technology One, Ltd.	1,748,272	10,724,852
*	Thorn Group, Ltd.	744,756	67,973
*	Tiger Resources, Ltd.	9,447,997	1,773
	Tribune Resources, Ltd.	14,725	61,166
*	Troy Resources, Ltd.	372,547	18,592

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	United Malt Grp, Ltd.	1,547,172	$4,294,995
	Village Roadshow, Ltd.	942,069	1,369,382
# *	Virgin Australia Holdings, Ltd.	7,648,897	0
# *	Virgin Australia Holdings, Ltd.	11,131,924	792,592
	Virtus Health, Ltd.	572,516	1,139,673
	Vita Group, Ltd.	450,191	317,831
	Viva Energy Group, Ltd.	1,133,081	1,058,989
*	Vocus Group, Ltd.	4,546,270	9,025,141
# *	Wagners Holding Co., Ltd.	122,838	78,844
#	Webjet, Ltd.	2,049,516	4,018,491
	Western Areas, Ltd.	1,961,504	2,764,952
# *	Westgold Resources, Ltd.	2,299,520	3,020,940
	Whitehaven Coal, Ltd.	4,887,743	5,768,356
	WPP AUNZ, Ltd.	1,788,160	288,428

TOTAL AUSTRALIA			673,090,641

CHINA — (1.0%)
	APT Satellite Holdings, Ltd.	200,500	63,779
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	338,716
	China Flavors & Fragrances Co., Ltd.	831,028	144,364
	CITIC Telecom International Holdings, Ltd.	13,794,125	5,104,314
	K Wah International Holdings, Ltd.	1,360,000	623,188
	KWG Group Holdings, Ltd.	100,000	147,929
# *	Leyou Technologies Holdings, Ltd.	2,365,000	705,131
	SITC International Holdings Co., Ltd.	6,142,000	6,067,443
	TK Group Holdings, Ltd.	1,482,000	457,852

TOTAL CHINA			13,652,716

HONG KONG — (24.0%)
	Aeon Credit Service Asia Co., Ltd.	968,000	720,473
	Aeon Stores Hong Kong Co., Ltd.	248,000	69,807
#	Agritrade Resources, Ltd.	25,025,000	537,157
	Allied Group, Ltd.	655,200	3,471,779
	Allied Properties HK, Ltd.	12,947,857	3,224,889
#	APAC Resources, Ltd.	3,766,513	427,696
*	Applied Development Holdings, Ltd.	14,125,000	345,869
*	Arts Optical International Hldgs, Ltd.	730,000	93,831
#	Asia Financial Holdings, Ltd.	2,404,908	1,140,343
	Asia Standard Hotel Group, Ltd.	19,861,654	644,445
	Asia Standard International Group, Ltd.	13,222,917	1,607,516
#	Asiasec Properties, Ltd.	1,737,000	286,713
	Associated International Hotels, Ltd.	952,000	1,986,700
	Automated Systems Holdings, Ltd.	340,400	39,746
*	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	108,439
	BOCOM International Holdings Co., Ltd.	817,000	109,478
	BOE Varitronix, Ltd.	3,807,293	1,022,597
#	Bright Smart Securities & Commodities Group, Ltd.	6,518,000	843,530
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	655,482
	Build King Holdings, Ltd.	440,000	46,900
*	Burwill Holdings, Ltd.	37,300,960	127,985
	Cafe de Coral Holdings, Ltd.	3,254,000	6,712,881
# *	Camsing International Holding, Ltd.	3,238,000	181,687
	Century City International Holdings, Ltd.	7,111,460	381,479
	CGN Mining Co., Ltd.	5,195,000	170,625
	Chen Hsong Holdings	1,296,000	320,756
	Cheuk Nang Holdings, Ltd.	727,776	226,363
#	Chevalier International Holdings, Ltd.	820,989	1,041,362

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Baoli Technologies Holdings, Ltd.	1,147,500	$5,491
# *	China Best Group Holding, Ltd.	4,250,000	92,011
# *	China Energy Development Holdings, Ltd.	61,178,000	1,472,478
	China Motor Bus Co., Ltd.	67,800	881,353
	China New Higher Education Group, Ltd.	619,000	324,957
*	China Shandong Hi-Speed Financial Group, Ltd.	5,514,000	234,096
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
#	China Star Entertainment, Ltd.	11,480,000	2,630,326
# *	China Strategic Holdings, Ltd.	80,821,250	237,809
*	China Tonghai International Financial, Ltd.	1,300,000	61,031
	Chinese Estates Holdings, Ltd.	3,459,000	1,652,830
*	Chinlink International Holdings, Ltd.	944,800	87,358
	Chinney Investments, Ltd.	1,180,000	253,133
	Chong Hing Bank, Ltd.	234,000	307,692
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,434,001
	Chuang’s China Investments, Ltd.	8,811,407	450,070
	Chuang’s Consortium International, Ltd.	7,519,043	1,110,542
#	CK Life Sciences Intl Holdings, Inc.	23,824,000	3,058,565
	CNQC International Holdings, Ltd.	4,855,000	518,784
	CNT Group, Ltd.	7,979,264	370,241
	Convenience Retail Asia, Ltd.	580,000	306,902
# *	Convoy Global Holdings, Ltd.	38,622,000	155,933
# *	Cosmopolitan International Holdings, Ltd.	1,396,000	180,087
#	Cowell e Holdings, Inc.	5,350,000	1,444,228
*	Crocodile Garments	2,196,000	108,882
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,336,492
	CSI Properties, Ltd.	48,266,383	1,680,212
*	CST Group, Ltd.	144,064,000	461,209
*	CW Group Holdings, Ltd.	1,361,500	7,604
#	Dah Sing Banking Group, Ltd.	4,171,116	4,094,804
	Dah Sing Financial Holdings, Ltd.	1,688,544	5,570,086
	Dickson Concepts International, Ltd.	1,620,500	852,388
*	Digital Domain Holdings, Ltd.	2,310,000	13,549
# *	Dingyi Group Investment, Ltd.	6,285,000	150,093
#	Dynamic Holdings, Ltd.	78,000	116,502
	Eagle Nice International Holdings, Ltd.	2,194,000	621,682
	EcoGreen International Group, Ltd.	1,994,640	305,232
*	eForce Holdings, Ltd.	8,784,000	144,144
*	Emperor Capital Group, Ltd.	32,721,000	657,256
	Emperor Entertainment Hotel, Ltd.	5,165,000	784,758
#	Emperor International Holdings, Ltd.	10,584,753	1,955,511
	Emperor Watch & Jewellery, Ltd.	35,970,000	646,741
*	Energy International Investments Holdings, Ltd.	1,960,000	18,853
*	ENM Holdings, Ltd.	16,584,000	1,279,583
*	Esprit Holdings, Ltd.	17,615,350	1,689,356
*	Eternity Investment, Ltd.	820,000	12,729
*	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	918,600	2,199,668
	Far East Consortium International, Ltd.	11,349,130	4,025,996
*	Far East Holdings International, Ltd.	1,911,000	35,315
# *	FIH Mobile, Ltd.	39,563,000	4,421,717
	First Pacific Co., Ltd.	16,870,000	3,485,948
*	First Shanghai Investments, Ltd.	6,672,000	282,932
	Fountain SET Holdings, Ltd.	6,762,000	1,008,929
	Four Seas Mercantile Holdings, Ltd.	610,000	227,508
*	Freeman Fintech Corp, Ltd.	13,680,000	158,813
*	Genting Hong Kong, Ltd.	483,000	34,733
	Get Nice Financial Group, Ltd.	2,438,600	204,668
	Get Nice Holdings, Ltd.	59,028,000	931,458

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International, Ltd.	13,212,000	$2,663,473
*	Global Brands Group Holding, Ltd.	7,046,599	195,941
	Glorious Sun Enterprises, Ltd.	4,616,000	531,011
*	Glory Sun Land Group, Ltd.	3,081,000	276,573
	Gold Peak Industries Holdings, Ltd.	3,029,642	266,768
	Golden Resources Development International, Ltd.	4,082,500	316,377
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,682
*	Good Resources Holdings, Ltd.	9,720,000	107,892
*	Goodbaby International Holdings, Ltd.	7,131,000	729,962
*	GR Properties, Ltd.	3,822,000	796,426
	Great Eagle Holdings, Ltd.	1,068,349	3,186,946
# *	Great Harvest Maeta Group Holdings, Ltd.	1,385,000	186,113
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,044
*	Greentech Technology International, Ltd.	8,860,000	149,794
*	G-Resources Group, Ltd.	248,784,600	1,414,374
	Guangnan Holdings, Ltd.	2,363,600	219,616
#	Guotai Junan International Holdings, Ltd.	35,711,797	4,682,324
#	Haitong International Securities Group, Ltd.	24,696,400	5,782,274
	Hang Lung Group, Ltd.	2,192,000	5,006,672
	Hanison Construction Holdings, Ltd.	2,713,649	376,783
*	Hao Tian Development Group, Ltd.	19,412,400	490,064
#	Harbour Centre Development, Ltd.	935,500	1,020,326
#	HKBN, Ltd.	4,262,500	7,340,509
*	HKBridge Financial Holdings, Ltd.	103,000	7,152
	HKR International, Ltd.	7,201,369	3,201,652
	Hon Kwok Land Investment Co., Ltd.	388,800	120,472
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	867,413
# *	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	886,500
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	10,309
	Hongkong & Shanghai Hotels, Ltd. (The)	3,602,345	3,274,570
	Hongkong Chinese, Ltd.	5,038,000	497,184
	Hop Hing Group Holdings, Ltd.	13,596,000	119,522
#	Hsin Chong Group Holdings, Ltd.	10,243,403	346,842
	Hung Hing Printing Group, Ltd.	3,040,000	431,664
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,996,000	2,418,863
	Hypebeast, Ltd.	310,000	33,214
	Hysan Development Co., Ltd.	911,000	3,039,238
*	I-CABLE Communications, Ltd.	4,080,000	28,788
*	Imagi International Holdings, Ltd.	2,388,984	145,048
	International Housewares Retail Co., Ltd.	2,042,000	498,039
*	IPE Group, Ltd.	3,345,000	303,493
*	IRC, Ltd.	37,862,266	400,546
	IT, Ltd.	5,306,532	906,544
#	ITC Properties Group, Ltd.	6,476,100	760,082
#	Jacobson Pharma Corp., Ltd.	3,616,000	683,557
	Johnson Electric Holdings, Ltd.	2,863,992	4,808,943
	Kader Holdings Co., Ltd.	788,000	64,293
	Kam Hing International Holdings, Ltd.	1,830,000	105,765
	Karrie International Holdings, Ltd.	2,440,000	334,332
#	Keck Seng Investments	912,600	365,531
	Kerry Logistics Network, Ltd.	3,771,500	5,157,639
	Kerry Properties, Ltd.	352,500	973,595
	Kingmaker Footwear Holdings, Ltd.	2,386,955	243,973
	Kowloon Development Co., Ltd.	3,133,000	3,658,619
*	Kwan On Holdings, Ltd.	1,700,000	42,012
	Kwoon Chung Bus Holdings, Ltd.	44,000	15,119
#	Lai Sun Development Co., Ltd.	2,039,596	2,384,247
	Lai Sun Garment International, Ltd.	665,530	697,018
	Lam Soon Hong Kong, Ltd.	317,310	513,929

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Landing International Development, Ltd.	6,360,400	$249,795
#	Landsea Green Group Co., Ltd.	3,016,000	306,746
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	437,635
# *	Lerthai Group, Ltd.	40,000	26,309
	Li & Fung, Ltd.	31,778,000	4,771,168
	Lifestyle International Holdings, Ltd.	3,713,000	3,534,286
	Lippo China Resources, Ltd.	21,162,000	434,705
	Lippo, Ltd.	1,161,700	393,336
	Liu Chong Hing Investment, Ltd.	1,511,200	1,531,976
#	L’Occitane International SA	2,278,500	3,509,694
	Luk Fook Holdings International, Ltd.	3,902,000	8,355,100
	Luks Group Vietnam Holdings Co., Ltd.	514,913	81,070
	Lung Kee Bermuda Holdings	1,521,875	437,669
*	Macau Legend Development, Ltd.	19,573,000	2,374,159
	Magnificent Hotel Investment, Ltd.	13,170,000	210,097
	Man Wah Holdings, Ltd.	15,887,200	9,123,702
	Mason Group Holdings, Ltd.	111,713,399	272,392
	Master Glory Group, Ltd.	972,981	12,237
	Matrix Holdings, Ltd.	1,067,414	433,714
*	Maxnerva Technology Services, Ltd.	982,000	47,804
	Melbourne Enterprises, Ltd.	39,500	932,158
	Melco International Development, Ltd.	2,371,000	4,432,144
*	Midland Holdings, Ltd.	4,053,897	494,927
	Ming Fai International Holdings, Ltd.	2,064,000	214,672
	Miramar Hotel & Investment	1,144,000	2,105,807
	Modern Dental Group, Ltd.	2,865,000	450,584
	Mongolian Mining Corp.	2,330,650	115,765
#	Nameson Holdings, Ltd.	7,744,000	417,912
	Nanyang Holdings, Ltd.	133,500	772,800
	National Electronics Hldgs	2,668,600	372,737
*	National United Resources Holdings, Ltd.	18,280,000	62,721
*	Neo-Neon Holdings, Ltd.	2,625,500	175,690
	New Century Group Hong Kong, Ltd.	13,351,464	205,057
# *	NewOcean Energy Holdings, Ltd.	10,334,000	1,436,720
*	Nimble Holdings Co., Ltd.	912,000	52,344
#	NOVA Group Holdings, Ltd.	165,000	31,074
#	OP Financial, Ltd.	8,336,000	1,164,013
	Oriental Watch Holdings	3,590,800	789,964
#	Oshidori International Holdings, Ltd.	20,024,400	1,566,697
	Pacific Andes International Holdings, Ltd.	19,435,067	68,690
	Pacific Basin Shipping, Ltd.	35,877,000	4,395,329
	Pacific Textiles Holdings, Ltd.	8,566,000	4,334,541
	Pak Fah Yeow International, Ltd.	5,000	1,562
	Paliburg Holdings, Ltd.	3,180,830	855,609
#	Paradise Entertainment, Ltd.	3,672,000	343,373
*	PC Partner Group, Ltd.	2,362,000	392,648
	PCCW, Ltd.	2,217,000	1,358,099
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,328
	Perfect Shape Medical, Ltd.	3,680,000	1,110,959
#	Pico Far East Holdings, Ltd.	5,924,000	845,849
	Playmates Holdings, Ltd.	7,082,000	894,461
*	Playmates Toys, Ltd.	6,160,000	245,265
	Plover Bay Technologies, Ltd.	2,032,000	265,525
#	Pokfulam Development Co., Ltd.	234,000	376,427
	Polytec Asset Holdings, Ltd.	13,613,026	1,485,615
*	PT International Development Co., Ltd.	8,345,150	332,006
	Public Financial Holdings, Ltd.	3,160,000	931,562

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	PYI Corp., Ltd.	29,369,973	$284,801
*	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	320,532
	Regal Hotels International Holdings, Ltd.	3,031,800	1,269,425
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,113,100
#	Sa Sa International Holdings, Ltd.	14,184,747	2,659,928
	Safety Godown Co., Ltd.	400,000	615,320
	SAS Dragon Holdings, Ltd.	2,182,000	663,457
#	SEA Holdings, Ltd.	1,711,523	1,384,862
#	Shangri-La Asia, Ltd.	1,612,000	1,331,145
	Shenwan Hongyuan HK, Ltd.	4,506,250	531,564
	Shun Ho Property Investments, Ltd.	1,254,757	300,348
	Shun Tak Holdings, Ltd.	13,063,419	4,568,853
*	Sincere Watch Hong Kong, Ltd.	4,450,000	56,019
*	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	293,410
	Singamas Container Holdings, Ltd.	13,440,000	735,942
	SIS International Holdings	34,000	8,245
	Sitoy Group Holdings, Ltd.	2,415,000	147,484
	SmarTone Telecommunications Holdings, Ltd.	4,060,981	2,564,434
*	SOCAM Development, Ltd.	1,372,170	318,668
*	Solomon Systech International, Ltd.	11,998,000	141,325
	Soundwill Holdings, Ltd.	690,500	635,844
*	South China Holdings Co., Ltd.	17,774,502	345,063
	Stella International Holdings, Ltd.	2,604,500	2,620,837
*	Success Universe Group, Ltd.	6,716,000	130,495
# *	Summit Ascent Holdings, Ltd.	7,740,000	688,264
	Sun Hing Vision Group Holdings, Ltd.	42,000	8,120
	Sun Hung Kai & Co., Ltd.	5,601,429	2,302,325
	SUNeVision Holdings, Ltd.	2,029,000	1,442,460
*	Synergy Group Holdings International, Ltd.	230,000	5,660
#	TAI Cheung Holdings, Ltd.	2,327,000	1,604,297
	Tai Sang Land Development, Ltd.	798,910	452,805
	Tai United Holdings, Ltd.	670,000	7,814
*	Talent Property Group, Ltd.	4,305,000	13,189
#	Tan Chong International, Ltd.	1,176,000	280,299
#	Tao Heung Holdings, Ltd.	1,802,000	233,798
	Television Broadcasts, Ltd.	2,926,700	4,039,779
*	Termbray Industries International Holdings, Ltd.	1,314,900	47,161
	Texwinca Holdings, Ltd.	6,964,000	1,178,307
*	Theme International Holdings, Ltd.	5,990,000	72,018
	Tian Teck Land, Ltd.	1,024,000	839,688
# *	TOM Group, Ltd.	1,146,000	164,963
#	Town Health International Medical Group, Ltd.	5,606,115	186,569
	Tradelink Electronic Commerce, Ltd.	6,206,000	873,513
	Transport International Holdings, Ltd.	1,519,864	3,415,704
*	Trinity, Ltd.	7,756,000	126,233
	Tsui Wah Holdings, Ltd.	4,444,000	196,744
	Union Medical Healthcare, Ltd.	1,637,097	894,811
#	United Laboratories International Holdings, Ltd. (The)	7,996,000	6,906,713
*	Universal Technologies Holdings, Ltd.	1,730,000	27,124
*	Up Energy Development Group, Ltd.	3,929,000	12,265
*	Value Convergence Holdings, Ltd.	6,708,000	220,083
#	Value Partners Group, Ltd.	4,836,000	1,919,471
#	Valuetronics Holdings, Ltd.	4,127,850	1,862,826
	Vanke Property Overseas, Ltd.	49,000	19,795
	Vantage International Holdings, Ltd.	3,146,000	174,571
	Vedan International Holdings, Ltd.	3,576,000	332,577
	Victory City International Holdings, Ltd.	2,353,705	59,811

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Vitasoy International Holdings, Ltd.	1,341,000	$4,782,667
#	VPower Group International Holdings, Ltd.	779,000	322,470
#	VSTECS Holdings, Ltd.	7,101,600	3,267,480
	VTech Holdings, Ltd.	1,438,200	10,844,019
	Wai Kee Holdings, Ltd.	7,038,738	3,834,022
	Wang On Group, Ltd.	40,100,000	394,084
# *	We Solutions, Ltd.	8,436,000	432,975
	Win Hanverky Holdings, Ltd.	3,310,000	140,520
*	Winfull Group Holdings, Ltd.	1,928,000	12,601
	Wing On Co. International, Ltd.	759,000	1,896,712
	Wing Tai Properties, Ltd.	2,187,331	1,338,892
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	109,312
	Xinyi Glass Holdings, Ltd.	4,086,000	4,732,228
	YGM Trading, Ltd.	447,000	161,862
#	YT Realty Group, Ltd.	3,450,008	931,664
	YTO Express Holdings, Ltd.	144,000	29,938
#	Yue Yuen Industrial Holdings, Ltd.	802,500	1,280,114
# *	Yunfeng Financial Group, Ltd.	280,000	111,573
# *	Zhaobangji Properties Holdings, Ltd.	784,000	138,487

TOTAL HONG KONG			318,473,422

JAPAN — (0.1%)
	Honma Golf, Ltd.	1,060,000	545,684

NEW ZEALAND — (6.1%)
	Abano Healthcare Group, Ltd.	68,521	98,505
	Air New Zealand, Ltd.	144,754	118,195
#	Arvida Group, Ltd.	751,791	627,989
	Briscoe Group, Ltd.	5,431	10,449
*	CBL Corp., Ltd.	47,180	17,203
	Chorus, Ltd.	3,219,258	14,048,975
	Colonial Motor Co., Ltd. (The)	144,588	512,864
# *	Comvita, Ltd.	31,904	68,980
	EBOS Group, Ltd.	29,033	392,119
	Freightways, Ltd.	984,862	4,000,192
	Genesis Energy, Ltd.	1,964,738	3,360,352
#	Gentrack Group, Ltd.	71,302	64,904
#	Hallenstein Glasson Holdings, Ltd.	321,607	753,639
	Heartland Group Holdings, Ltd.	1,963,362	1,346,644
	Infratil, Ltd.	4,079,957	11,423,845
#	Investore Property, Ltd.	551,549	576,058
	Kathmandu Holdings, Ltd.	2,598,560	1,247,814
	Mainfreight, Ltd.	338,941	7,521,649
	Metlifecare, Ltd.	1,045,171	2,674,285
*	Metro Performance Glass, Ltd.	76,447	7,900
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	439,233
	NEW Zealand King Salmon Investments, Ltd.	51,906	61,821
	New Zealand Refining Co., Ltd. (The)	965,490	543,245
*	NZME, Ltd.	16,366	2,103
*	NZME, Ltd.	945,851	100,007
#	NZX, Ltd.	1,414,768	1,104,894
	Oceania Healthcare, Ltd.	629,369	293,709
*	Pacific Edge, Ltd.	546,889	34,272
	PGG Wrightson, Ltd.	120,785	196,036
#	Port of Tauranga, Ltd.	285,462	1,168,242
*	Pushpay Holdings, Ltd.	815,501	2,131,463
*	Restaurant Brands New Zealand, Ltd.	171,783	1,258,416
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,683,210

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp., Ltd.	462,215	$1,367,397
	Scott Technology, Ltd.	47,518	46,561
*	Serko, Ltd.	49,653	79,497
#	Skellerup Holdings, Ltd.	806,301	953,353
*	SKY Network Television, Ltd.	704,517	120,253
	SKYCITY Entertainment Group, Ltd.	4,624,657	7,463,752
#	Steel & Tube Holdings, Ltd.	575,667	225,881
	Summerset Group Holdings, Ltd.	1,369,259	5,049,962
# *	Synlait Milk, Ltd.	375,719	1,568,856
#	Tourism Holdings, Ltd.	712,961	554,289
*	TOWER, Ltd.	2,581,956	941,813
	Trustpower, Ltd.	252,846	1,002,593
	Turners Automotive Group, Ltd.	50,113	52,881
	Vector, Ltd.	167,421	360,652
#	Vista Group International, Ltd.	458,005	346,919
	Warehouse Group, Ltd. (The)	360,516	473,657
	Z Energy, Ltd.	1,444,154	2,720,505

TOTAL NEW ZEALAND			81,218,033

SINGAPORE — (14.5%)
*	Abterra, Ltd.	230,320	1,192
	Accordia Golf Trust	5,267,200	2,120,062
	AEM Holdings, Ltd.	2,906,000	5,020,807
	AF Global, Ltd.	395,005	32,564
#	Amara Holdings, Ltd.	974,800	248,274
	Ascendas India Trust	5,731,200	5,122,839
	Avarga, Ltd.	3,076,900	287,367
#	Banyan Tree Holdings, Ltd.	1,214,100	240,256
#	Best World International, Ltd.	2,911,550	521,959
#	Bonvests Holdings, Ltd.	950,000	544,603
#	Boustead Singapore, Ltd.	2,320,982	985,104
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,458,393
	Bund Center Investment, Ltd.	659,825	249,061
#	Centurion Corp., Ltd.	1,405,100	382,286
#	China Aviation Oil Singapore Corp., Ltd.	2,873,999	2,089,570
#	China Sunsine Chemical Holdings, Ltd.	4,142,800	1,112,608
#	Chip Eng Seng Corp., Ltd.	4,094,500	1,501,985
	Chuan Hup Holdings, Ltd.	3,937,600	543,356
	Civmec, Ltd.	162,700	38,664
# *	COSCO Shipping International Singapore Co., Ltd.	8,719,100	1,413,111
# *	Creative Technology, Ltd.	440,200	704,314
#	CSE Global, Ltd.	3,610,700	999,402
	Del Monte Pacific, Ltd.	2,449,764	185,679
	Delfi, Ltd.	885,400	423,857
*	DMX Technologies Group, Ltd.	2,096,000	0
	Duty Free International, Ltd.	720,700	70,040
	Elec & Eltek International Co., Ltd.	184,100	395,925
# *	Ezion Holdings, Ltd.	37,245,878	213,943
# *	Ezra Holdings, Ltd.	12,568,855	95,442
#	Far East Orchard, Ltd.	1,249,303	894,002
#	First Resources, Ltd.	5,941,700	5,288,941
#	First Sponsor Group, Ltd.	484,728	385,182
#	Food Empire Holdings, Ltd.	1,637,100	589,047
#	Fragrance Group, Ltd.	6,077,000	486,884
#	Fraser and Neave, Ltd.	162,900	171,353
#	Frencken Group, Ltd.	2,971,200	1,549,230
	Fu Yu Corp., Ltd.	4,090,500	663,197
# *	Gallant Venture, Ltd.	5,262,600	417,407
	Geo Energy Resources, Ltd.	3,837,000	204,240

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	GK Goh Holdings, Ltd.	1,484,065	$809,029
#	GL, Ltd.	3,624,400	1,481,973
	Golden Agri-Resources, Ltd.	38,086,600	4,188,297
	Golden Energy & Resources, Ltd.	603,700	75,228
	GP Industries, Ltd.	2,540,709	915,889
	GuocoLand, Ltd.	1,932,314	1,932,995
# *	Halcyon Agri Corp., Ltd.	1,760,948	463,738
	Hanwell Holdings, Ltd.	1,820,619	240,659
#	Haw Par Corp., Ltd.	368,400	2,670,348
#	Hiap Hoe, Ltd.	498,000	236,000
#	Hi-P International, Ltd.	1,172,500	882,999
#	Ho Bee Land, Ltd.	1,679,900	2,458,877
#	Hong Fok Corp., Ltd.	3,615,694	1,896,850
*	Hong Fok Land, Ltd.	1,210,000	0
*	Hong Leong Asia, Ltd.	2,194,800	803,579
#	Hong Leong Finance, Ltd.	1,002,000	1,622,966
#	Hotel Grand Central, Ltd.	1,660,083	1,098,884
#	Hour Glass, Ltd. (The)	1,879,432	825,024
	HRnetgroup, Ltd.	44,100	16,810
	Hutchison Port Holdings Trust	25,256,400	3,273,229
	Hwa Hong Corp., Ltd.	2,123,500	422,095
# *	Hyflux, Ltd.	3,707,700	371
#	iFAST Corp., Ltd.	976,200	711,426
#	IGG, Inc.	10,817,000	6,877,494
	Indofood Agri Resources, Ltd.	3,647,200	793,378
#	Japfa, Ltd.	4,213,110	1,695,522
# *	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	6,816,898
#	KSH Holdings, Ltd.	1,278,300	267,379
#	Lian Beng Group, Ltd.	2,957,600	794,715
#	Low Keng Huat Singapore, Ltd.	912,900	250,968
	Lum Chang Holdings, Ltd.	1,102,130	246,584
	Mandarin Oriental International, Ltd.	1,574,400	2,198,958
*	Mermaid Maritime PCL	383,400	15,884
	Metro Holdings, Ltd.	3,069,792	1,530,412
	Mewah International, Inc.	89,000	12,618
# *	Midas Holdings, Ltd.	9,643,353	246,187
# *	mm2 Asia, Ltd.	3,521,000	442,942
	Nera Telecommunications, Ltd.	1,143,400	146,748
	NetLink NBN Trust	8,343,900	5,904,569
#	NSL, Ltd.	409,900	231,996
#	OUE, Ltd.	2,345,500	1,862,072
#	Oxley Holdings, Ltd.	7,512,687	1,217,251
#	Pan-United Corp., Ltd.	2,435,750	489,767
#	Penguin International, Ltd.	1,129,132	406,238
	Perennial Real Estate Holdings, Ltd.	167,100	53,759
	Q&M Dental Group Singapore, Ltd.	2,356,900	802,264
#	QAF, Ltd.	1,698,580	984,660
*	Raffles Education Corp., Ltd.	5,429,723	296,166
	Raffles Medical Group, Ltd.	8,080,495	4,968,701
#	Riverstone Holdings, Ltd.	1,431,300	1,185,895
#	Roxy-Pacific Holdings, Ltd.	505,740	116,419
#	SBS Transit, Ltd.	898,200	1,919,996
#	Sembcorp Industries, Ltd.	7,106,600	8,141,362
# *	Sembcorp Marine, Ltd.	1,925,500	1,017,970
	Sheng Siong Group, Ltd.	6,156,700	6,451,348
*	SHS Holdings, Ltd.	2,175,300	245,345
#	SIA Engineering Co., Ltd.	2,031,100	2,681,161

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	SIIC Environment Holdings, Ltd.	5,890,920	$956,362
	Sinarmas Land, Ltd.	7,118,700	945,646
#	Sing Holdings, Ltd.	1,668,000	389,189
	Sing Investments & Finance, Ltd.	350,675	277,736
#	Singapore Post, Ltd.	13,246,100	6,825,628
#	Singapore Press Holdings, Ltd.	7,633,400	8,197,145
	Singapore Reinsurance Corp., Ltd.	1,514,530	295,008
	Singapore Shipping Corp., Ltd.	1,640,700	267,185
#	Stamford Land Corp., Ltd.	3,297,700	863,160
	StarHub, Ltd.	7,155,500	7,538,071
	Straco Corp., Ltd.	130,000	48,306
#	Sunningdale Tech, Ltd.	1,312,760	936,368
*	SunVic Chemical Holdings, Ltd.	526,945	1,532
# *	Swiber Holdings, Ltd.	2,895,250	41,884
#	Tuan Sing Holdings, Ltd.	5,351,656	945,852
#	UMS Holdings, Ltd.	2,839,175	1,633,933
	United Industrial Corp., Ltd.	94,069	150,150
	United Overseas Insurance, Ltd.	181,850	847,651
	UOB-Kay Hian Holdings, Ltd.	2,244,810	1,908,806
	Venture Corp., Ltd.	971,100	10,852,703
	Vicom, Ltd.	142,100	803,534
	Wee Hur Holdings, Ltd.	2,769,000	352,056
	Wing Tai Holdings, Ltd.	4,235,967	5,178,739
	Yangzijiang Shipbuilding Holdings Ltd.	20,062,000	13,911,602
	Yeo Hiap Seng, Ltd.	223,731	132,336
# *	Yongnam Holdings, Ltd.	2,817,300	168,954

TOTAL SINGAPORE			192,462,574

UNITED STATES — (0.3%)
	Samsonite International SA	4,418,400	3,758,399
# *	Sundance Energy, Inc.	29,379	92,544

TOTAL UNITED STATES			3,850,943

TOTAL COMMON STOCKS			1,283,294,013

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	G8 Education, Ltd. Rights 05/01/20	1,276,083	0

NEW ZEALAND — (0.0%)
*	Vista Group International, Ltd.	76,256	0

SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 05/30/24	48,473	2,149

TOTAL SINGAPORE			2,149

TOTAL RIGHTS/WARRANTS			2,149

TOTAL INVESTMENT SECURITIES (Cost $1,689,994,287)			1,283,296,162

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@ §	The DFA Short Term Investment Fund	3,817,980	44,177,849

TOTAL INVESTMENTS — (100.0%) (Cost $1,734,164,083)			$1,327,474,011

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

SA Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,101,787	$667,988,854	—	$673,090,641
China	—	13,652,716	—	13,652,716
Hong Kong	55,118	318,418,304	—	318,473,422
Japan	—	545,684	—	545,684
New Zealand	—	81,218,033	—	81,218,033
Singapore	—	192,462,574	—	192,462,574
United States	92,544	3,758,399	—	3,850,943
Rights/Warrants
Singapore	—	2,149	—	2,149
Securities Lending Collateral	—	44,177,849	—	44,177,849

TOTAL	$5,249,449	$1,322,224,562	—	$1,327,474,011

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (2.4%)
	4imprint Group P.L.C.	151,644	$3,570,383
	Ascential P.L.C.	555,529	1,764,269
	Bloomsbury Publishing P.L.C.	227,978	590,994
	Centaur Media P.L.C.	537,905	176,144
	Cineworld Group P.L.C.	4,284,252	3,532,102
	Daily Mail & General Trust P.L.C., Class A	1,028,577	9,134,465
	Euromoney Institutional Investor P.L.C.	666,106	6,921,925
*	Frontier Developments P.L.C.	13,843	264,683
	Future P.L.C.	30,182	391,135
	Gamma Communications P.L.C.	56,080	941,897
	Huntsworth P.L.C.	1,191,684	1,613,336
	Hyve Group P.L.C.	4,328,956	1,243,167
	Kin & Carta P.L.C.	865,292	654,396
	Next Fifteen Communications Group P.L.C.	12,370	57,669
	Reach P.L.C.	1,782,211	1,765,751
	STV Group P.L.C.	4,868	14,336
#	TalkTalk Telecom Group P.L.C.	4,234,555	4,397,502

TOTAL COMMUNICATION SERVICES			37,034,154

CONSUMER DISCRETIONARY — (19.1%)
	888 Holdings P.L.C.	1,812,195	3,290,765
	AA P.L.C.	3,702,353	1,260,752
# *	ASOS P.L.C.	233,652	7,049,697
	B&M European Value Retail SA	3,874,468	16,202,811
	Bellway P.L.C.	533,292	17,844,656
*	Boohoo Group P.L.C.	4,032,544	16,385,934
	Card Factory P.L.C.	1,437,670	757,601
	Coats Group P.L.C.	1,914,880	1,107,596
	Countryside Properties P.L.C.	2,676,835	13,637,915
	Crest Nicholson Holdings P.L.C.	1,822,940	5,873,856
#	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,171,880	2,230,443
	Dignity P.L.C.	199,780	610,107
	Dixons Carphone P.L.C.	5,311,579	5,163,417
	Domino’s Pizza Group P.L.C.	3,598,386	15,593,195
	Dunelm Group P.L.C.	685,419	7,919,187
*	Frasers Group P.L.C.	1,417,210	4,638,017
	Fuller Smith & Turner P.L.C., Class A	142,476	1,257,345
	Games Workshop Group P.L.C.	205,563	15,557,948
*	Gamesys Group P.L.C.	410,917	4,540,165
	GoCo Group P.L.C.	1,974,958	2,066,753
	Greggs P.L.C.	617,131	14,194,734
	GVC Holdings P.L.C.	144,872	1,375,098
#	Gym Group P.L.C. (The)	780,185	1,634,006
	Halfords Group P.L.C.	872,874	1,190,425
	Headlam Group P.L.C.	483,008	1,820,981
	Henry Boot P.L.C.	510,513	1,513,349
	Hollywood Bowl Group P.L.C.	221,905	456,985
#	Hostelworld Group P.L.C.	238,318	229,629
	Inchcape P.L.C.	2,472,981	15,577,529
	J D Wetherspoon P.L.C.	481,563	5,732,491
	Joules Group P.L.C.	3,586	4,597
	Lookers P.L.C.	1,317,719	419,159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marks & Spencer Group P.L.C.	4,410,110	$5,138,070
	Marston’s P.L.C.	4,835,134	2,302,341
	McCarthy & Stone P.L.C.	2,635,358	2,346,362
*	Mitchells & Butlers P.L.C.	1,558,365	3,480,494
	MJ Gleeson P.L.C.	220,465	2,090,323
	Moneysupermarket.com Group P.L.C.	3,466,544	13,811,687
	Motorpoint group P.L.C.	48,046	117,495
	N Brown Group P.L.C.	1,105,077	342,463
	On the Beach Group P.L.C.	815,240	2,852,485
# *	Pendragon P.L.C.	5,047,329	513,044
	Pets at Home Group P.L.C.	3,218,903	10,306,262
	Photo-Me International P.L.C.	1,599,011	941,749
	Playtech P.L.C	1,894,021	5,556,613
	PPHE Hotel Group, Ltd.	5,924	94,769
	Rank Group P.L.C.	940,713	1,930,445
	Redrow P.L.C.	1,433,942	8,331,650
	Restaurant Group P.L.C. (The)	727,583	494,927
*	Revolution Bars Group P.L.C.	17,764	4,390
*	Sportech P.L.C.	408,363	88,131
	SSP Group P.L.C.	2,958,082	10,454,464
*	Studio Retail Group P.L.C.	246,067	585,436
	Superdry P.L.C.	233,482	372,144
#	Ted Baker P.L.C.	144,728	278,836
	TEN Entertainment Group P.L.C.	5,930	11,816
#	Thomas Cook Group P.L.C.	6,366,734	0
	Topps Tiles P.L.C.	815,739	368,775
#	TUI AG	155,118	617,943
	Vertu Motors P.L.C.	592,411	183,604
	Vistry Group P.L.C.	1,402,614	14,244,330
	Vitec Group P.L.C. (The)	207,102	1,752,002
	WH Smith P.L.C.	704,933	11,127,102
	William Hill P.L.C.	5,240,138	7,511,551

TOTAL CONSUMER DISCRETIONARY			295,388,846

CONSUMER STAPLES — (6.4%)
	A.G. Barr P.L.C.	705,370	4,381,693
	Anglo-Eastern Plantations P.L.C.	118,624	715,748
	Britvic P.L.C.	1,585,438	14,593,509
	C&C Group P.L.C.	176,513	432,758
	Carr’s Group P.L.C.	349,511	498,321
	Cranswick P.L.C.	379,748	17,762,216
	Devro P.L.C.	1,047,903	2,096,333
	Fevertree Drinks P.L.C.	610,255	13,319,554
	Greencore Group P.L.C.	3,458,542	7,920,984
	Hilton Food Group P.L.C.	274,384	3,865,333
	McBride P.L.C.	585,177	434,313
	McColl’s Retail Group P.L.C.	60,390	32,331
#	Naked Wines P.L.C.	221,368	1,022,497
	Nichols P.L.C.	2,884	46,581
*	Premier Foods P.L.C.	2,949,607	1,691,698
	PZ Cussons P.L.C.	1,740,868	4,099,924
*	REA Holdings P.L.C.	50,639	35,593
	Stock Spirits Group P.L.C.	1,129,699	2,675,044
	Tate & Lyle P.L.C.	2,642,463	23,677,422

TOTAL CONSUMER STAPLES			99,301,852

ENERGY — (2.2%)
#	Afren P.L.C.	5,446,344	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Anglo Pacific Group P.L.C.	1,045,508	$2,087,462
*	Cairn Energy P.L.C.	3,608,668	5,084,413
# *	EnQuest P.L.C.	10,731,161	1,533,811
#	Genel Energy P.L.C.	709,830	1,042,126
	Gulf Keystone Petroleum, Ltd.	1,392,585	1,393,884
	Hunting P.L.C.	1,070,269	2,453,477
# *	Hurricane Energy P.L.C.	2,320,500	342,908
	John Wood Group P.L.C.	3,752,826	9,502,472
*	Lamprell P.L.C.	1,198,927	181,251
*	Pantheon Resources P.L.C.	207,691	35,842
#	Petrofac, Ltd.	1,703,984	4,217,305
	Pharos Energy P.L.C.	1,412,115	316,973
# *	Premier Oil P.L.C.	5,688,587	2,322,949
*	Rockhopper Exploration P.L.C.	351,659	28,047
# *	Savannah Energy P.L.C.	806,911	78,860
#	Tullow Oil P.L.C.	9,130,911	2,963,878

TOTAL ENERGY			33,585,658

FINANCIALS — (14.9%)
	Allied Minds P.L.C.	148,232	58,645
	Arrow Global Group P.L.C.	1,116,735	1,417,957
#	Ashmore Group P.L.C.	2,121,975	10,117,222
	Bank of Georgia Group P.L.C.	253,010	3,175,647
	Beazley P.L.C.	2,964,842	14,659,781
	Brewin Dolphin Holdings P.L.C.	2,047,498	7,054,753
#	Burford Capital, Ltd.	563,216	3,538,027
	Charles Stanley Group P.L.C.	122,025	437,711
	Chesnara P.L.C.	832,360	3,482,836
	City of London Investment Group P.L.C.	5,500	21,273
	Close Brothers Group P.L.C.	1,010,082	13,851,255
	CMC Markets P.L.C.	727,392	1,835,640
*	Georgia Capital P.L.C.	39,517	208,626
	Hansard Global P.L.C.	4,887	2,181
	Hastings Group Holdings P.L.C.	2,055,325	4,709,570
	Hiscox, Ltd.	740,679	6,515,902
	IG Group Holdings P.L.C.	2,614,873	24,784,386
	Intermediate Capital Group P.L.C.	1,179,480	16,685,857
	International Personal Finance P.L.C.	992,760	699,653
*	IP Group P.L.C.	3,771,516	2,627,230
	Jupiter Fund Management P.L.C.	3,029,637	8,328,409
*	Just Group P.L.C.	6,064,402	4,242,300
	Lancashire Holdings, Ltd.	1,430,682	11,007,074
	Liontrust Asset Management P.L.C.	41,261	556,407
	Man Group P.L.C.	10,433,201	17,479,855
# *	Metro Bank P.L.C.	97,643	113,488
	Non-Standard Finance P.L.C.	215,168	35,296
	Numis Corp. P.L.C.	252,760	845,325
	OneSavings Bank P.L.C.	1,201,179	3,686,491
	Paragon Banking Group P.L.C.	1,989,236	8,328,423
	Phoenix Group Holdings P.L.C.	666,097	5,054,557
	Plus500, Ltd.	504,305	7,904,113
	Polar Capital Holdings P.L.C.	55,629	279,065
	Provident Financial P.L.C.	1,131,912	2,760,221
	Quilter P.L.C.	10,292,590	15,918,055
	Rathbone Brothers P.L.C.	312,703	5,944,295
	River & Mercantile Group P.L.C.	10,512	25,862
	S&U P.L.C.	22,618	465,578
	Sabre Insurance Group P.L.C.	18,035	64,241
	Saga P.L.C.	5,782,113	1,184,758

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Sanne Group P.L.C.	20,968	$170,886
	TBC Bank Group P.L.C.	2,847	29,230
	TP ICAP P.L.C.	3,733,089	15,937,371
*	Virgin Money UK P.L.C.	4,121,071	3,929,884
	Waterloo Investment Holdings, Ltd.	4,000	45

TOTAL FINANCIALS			230,175,381

HEALTH CARE — (3.4%)
	Advanced Medical Solutions GrouAdvanced Medical Solutions Group P.L.C.	104,886	320,544
	Alliance Pharma P.L.C.	1,466,743	1,394,836
	CareTech Holdings P.L.C.	244,788	1,294,436
# *	Circassia Pharmaceuticals P.L.C.	451,976	159,035
	Clinigen Group P.L.C.	74,683	676,653
	ConvaTec Group P.L.C.	4,782,680	12,774,170
	CVS Group P.L.C.	362,767	4,173,485
	EMIS Group P.L.C.	272,237	3,588,743
	Genus P.L.C.	90,552	3,890,320
*	Horizon Discovery Group P.L.C.	29,469	38,367
*	Indivior P.L.C.	3,128,050	1,943,130
	Integrated Diagnostics Holdings P.L.C.	330,094	1,066,721
	Mediclinic International P.L.C.	2,438,263	7,927,691
*	PureTech Health P.L.C.	8,076	26,613
	Spire Healthcare Group P.L.C.	1,394,771	1,692,321
	UDG Healthcare P.L.C.	1,067,968	8,428,872
	Vectura Group P.L.C.	3,998,941	4,272,382

TOTAL HEALTH CARE			53,668,319

INDUSTRIALS — (27.1%)
	Aggreko P.L.C.	1,673,240	9,649,000
	Air Partner P.L.C.	253,425	123,767
	Avon Rubber P.L.C.	210,277	7,005,392
	Babcock International Group P.L.C.	3,043,024	16,117,879
	Balfour Beatty P.L.C.	4,805,553	15,640,645
	Begbies Traynor Group P.L.C.	12,490	16,319
	Biffa P.L.C.	1,028,634	2,843,335
	Bodycote P.L.C.	1,288,277	9,424,872
	Braemar Shipping Services P.L.C.	144,282	185,062
	Chemring Group P.L.C.	1,806,230	4,492,589
	Clarkson P.L.C.	191,276	6,004,235
#	Clipper Logistics P.L.C.	194,719	520,514
#	Costain Group P.L.C.	451,268	447,780
	Dart Group P.L.C.	403,306	3,258,277
	De La Rue P.L.C.	453,560	381,451
*	Dialight P.L.C.	108,089	269,603
	Diploma P.L.C.	780,435	16,915,682
*	Firstgroup P.L.C.	8,748,302	7,366,606
	G4S P.L.C.	9,287,044	12,749,084
	Galliford Try Holdings P.L.C.	774,161	1,465,470
	Go-Ahead Group P.L.C. (The)	292,830	4,941,780
	Goodwin P.L.C.	383	10,798
	Grafton Group P.L.C.	1,587,551	12,667,710
	Hays P.L.C.	9,080,700	12,371,760
	HomeServe P.L.C.	959,826	13,444,910
	Howden Joinery Group P.L.C.	3,370,761	22,227,495
	IMI P.L.C.	1,745,630	18,151,194
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	James Fisher & Sons P.L.C.	316,172	$5,377,100
	James Halstead P.L.C.	4,536	28,499
	John Laing Group P.L.C.	2,506,978	11,501,156
#	John Menzies P.L.C.	484,759	771,699
	Johnson Service Group P.L.C.	137,003	214,023
	Keller Group P.L.C.	483,715	3,736,972
# *	Kier Group P.L.C.	929,137	972,672
	Luceco P.L.C.	249,615	291,663
	Mears Group P.L.C.	763,170	1,580,347
	Meggitt P.L.C.	2,007,531	7,029,678
	Mitie Group P.L.C.	2,316,723	2,156,244
	Morgan Advanced Materials P.L.C.	1,910,633	5,270,514
	Morgan Sindall Group P.L.C.	232,463	3,745,747
	National Express Group P.L.C.	3,195,780	10,997,110
	Norcros P.L.C.	127,011	255,751
	Pagegroup P.L.C.	2,063,842	9,768,068
	PayPoint P.L.C.	432,083	3,599,869
	Polypipe Group P.L.C.	1,453,505	9,117,865
	Porvair P.L.C.	18,060	154,988
	QinetiQ Group P.L.C.	3,964,771	15,161,894
	Redde Northgate P.L.C.	1,996,988	4,505,172
	Renew Holdings P.L.C.	17,285	98,281
	Renewi P.L.C.	5,075,235	1,620,942
*	Renold P.L.C.	193,435	18,542
	Ricardo P.L.C.	308,257	1,511,439
	Robert Walters P.L.C.	392,744	2,085,735
	Rotork P.L.C.	5,397,898	16,827,519
	Royal Mail P.L.C.	5,214,346	10,881,578
	RPS Group P.L.C.	978,642	641,012
	RWS Holdings P.L.C.	7,642	51,616
	Senior P.L.C.	2,965,158	2,421,387
*	Serco Group P.L.C.	707,822	1,145,744
	Severfield P.L.C.	1,090,941	947,707
	SIG P.L.C.	4,178,014	1,260,236
	Signature Aviation P.L.C.	5,602,723	13,759,791
	Speedy Hire P.L.C.	3,105,269	2,427,622
*	Staffline Group P.L.C.	3,354	1,304
	Stagecoach Group P.L.C.	3,000,721	2,813,546
	SThree P.L.C.	779,372	2,111,364
#	Stobart Group, Ltd.	1,767,874	1,378,395
	T Clarke P.L.C.	155,457	186,014
	Travis Perkins P.L.C.	1,545,039	20,174,312
#	Trifast P.L.C.	524,611	777,967
	Tyman P.L.C.	892,587	1,891,308
	Ultra Electronics Holdings P.L.C.	591,619	14,646,810
	Vesuvius P.L.C.	1,366,079	6,884,283
	Volex P.L.C.	334,515	565,284
	Volution Group P.L.C.	363,795	756,681
	Vp P.L.C.	156,511	1,338,361
	Weir Group P.L.C. (The)	684,717	8,182,812
	Wilmington P.L.C.	334,384	532,520
	Wincanton P.L.C.	628,043	1,833,248
	XP Power, Ltd.	103,342	4,131,352

TOTAL INDUSTRIALS			418,834,952

INFORMATION TECHNOLOGY — (8.2%)
*	Capita P.L.C.	7,698,025	3,769,324
	Computacenter P.L.C.	542,204	9,909,312
	DiscoverIE Group P.L.C.	469,189	2,936,150

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Electrocomponents P.L.C.	2,748,853	$19,967,713
	Equiniti Group P.L.C.	2,291,035	4,939,288
	FDM Group Holdings P.L.C.	376,531	3,548,037
	First Derivatives P.L.C.	10,491	341,625
*	IDOX P.L.C.	79,223	39,407
#	iomart Group P.L.C.	182,629	735,959
# *	IQE P.L.C.	333,707	171,990
	Kainos Group P.L.C.	377,423	3,320,305
#	Learning Technologies Group PLC	70,904	114,317
	Micro Focus International P.L.C.	465,707	2,761,077
	NCC Group P.L.C.	1,614,476	3,335,240
	Oxford Instruments P.L.C.	363,272	5,599,674
	Renishaw P.L.C.	170,730	7,556,427
	RM P.L.C.	351,353	950,516
*	SDL P.L.C.	481,249	2,996,890
#	Smart Metering Systems P.L.C.	424,453	3,192,209
	Softcat P.L.C.	810,023	11,502,047
	Spectris P.L.C.	704,273	23,748,569
	Spirent Communications P.L.C.	4,124,361	12,476,072
#	Strix Group P.L.C	181,909	422,799
# *	Telit Communications P.L.C.	82,391	122,155
	TT Electronics P.L.C.	993,507	2,078,132
*	Xaar P.L.C.	165,171	87,832

TOTAL INFORMATION TECHNOLOGY			126,623,066

MATERIALS — (6.7%)
	Castings P.L.C.	165,113	681,769
	Centamin P.L.C.	8,142,932	15,766,130
	Central Asia Metals P.L.C.	438,339	785,615
	Elementis P.L.C.	3,404,080	2,996,392
	Essentra P.L.C.	1,554,741	5,456,963
	Ferrexpo P.L.C.	1,920,094	3,251,451
	Forterra P.L.C.	1,374,279	4,164,278
*	Gem Diamonds, Ltd.	679,902	326,167
	Highland Gold Mining, Ltd.	1,979,947	5,846,221
	Hill & Smith Holdings P.L.C.	530,996	7,697,863
	Hochschild Mining P.L.C.	1,589,741	2,773,512
	Ibstock P.L.C.	2,582,634	6,532,646
#	KAZ Minerals P.L.C.	1,557,504	8,100,786
*	Low & Bonar P.L.C.	2,377,348	446,080
	Marshalls P.L.C.	1,450,097	11,614,043
# *	Petra Diamonds, Ltd.	5,639,982	153,288
*	Petropavlovsk P.L.C.	838,033	269,201
	Rhi Magnesita NV	86,016	2,642,130
#	Scapa Group P.L.C.	271,605	399,025
	Synthomer P.L.C.	2,272,816	8,101,047
	Victrex P.L.C.	608,813	15,254,389
#	Zotefoams P.L.C.	93,671	311,790

TOTAL MATERIALS			103,570,786

REAL ESTATE — (4.7%)
	Capital & Counties Properties P.L.C.	2,440,430	5,096,595
	CLS Holdings P.L.C.	679,512	1,761,267
*	Countrywide P.L.C.	56,640	48,187
	Daejan Holdings P.L.C.	49,850	5,048,035
*	Foxtons Group P.L.C.	1,145,927	613,363
	Grainger P.L.C.	4,445,647	14,936,110
	Harworth Group P.L.C.	30,680	37,203

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Helical P.L.C.	776,089	$3,525,311
#	IWG P.L.C.	4,261,590	12,743,575
	LSL Property Services P.L.C.	410,800	834,746
*	Purplebricks Group P.L.C.	65,365	30,247
*	Raven Property Group, Ltd.	930,062	414,278
	Savills P.L.C.	1,018,529	12,399,395
	St. Modwen Properties P.L.C.	2,718,738	12,599,082
	U & I Group P.L.C.	592,498	749,408
	Urban & Civic P.L.C.	587,134	1,681,611
#	Watkin Jones P.L.C.	515,865	1,119,031

	TOTAL REAL ESTATE		73,637,444

	UTILITIES — (2.6%)
	Centrica P.L.C.	6,879,108	3,440,628
	Drax Group P.L.C.	2,319,834	6,081,679
	Pennon Group P.L.C.	1,702,549	23,443,830
	Telecom Plus P.L.C.	425,895	7,099,580

	TOTAL UTILITIES		40,065,717

	TOTAL COMMON STOCKS Cost ($1,836,577,231)		1,511,886,175

			Value†
	SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	3,058,453	35,389,358

	TOTAL INVESTMENTS — (100.0%) (Cost $1,871,958,338)		$1,547,275,533

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$37,034,154	—	$37,034,154
Consumer Discretionary	—	295,388,846	—	295,388,846
Consumer Staples	—	99,301,852	—	99,301,852
Energy	—	33,585,658	—	33,585,658
Financials	—	230,175,381	—	230,175,381
Health Care	—	53,668,319	—	53,668,319
Industrials	—	418,834,952	—	418,834,952
Information Technology	—	126,623,066	—	126,623,066
Materials	—	103,570,786	—	103,570,786
Real Estate	—	73,637,444	—	73,637,444

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$40,065,717	—	$40,065,717
Securities Lending Collateral	—	35,389,358	—	35,389,358

TOTAL	—	$1,547,275,533	—	$1,547,275,533

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (90.3%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,529,662
	ANDRITZ AG	487,426	16,015,602
	Atrium European Real Estate, Ltd.	968,162	2,662,396
#	Austria Technologie & Systemtechnik AG	181,572	3,129,600
	CA Immobilien Anlagen AG	498,198	15,816,441
#	DO & CO AG	47,356	2,362,160
	EVN AG	235,387	3,678,186
#	FACC AG	172,930	1,385,171
#	Flughafen Wien AG	30,811	899,165
#	IMMOFINANZ AG	673,661	12,439,617
	Josef Manner & Co. AG	870	95,913
	Kapsch TrafficCom AG	36,036	703,342
#	Lenzing AG	92,289	5,274,884
#	Mayr Melnhof Karton AG	56,619	7,778,191
#	Oberbank AG	35,106	3,230,815
#	Oesterreichische Post AG	242,639	9,143,991
#	Palfinger AG	99,022	2,139,935
#	POLYTEC Holding AG	105,679	597,713
#	Porr AG	74,767	1,286,101
	Raiffeisen Bank International AG	1,506	25,994
#	Rosenbauer International AG	21,100	745,409
	S IMMO AG	365,438	6,785,422
#	S&T AG	337,476	7,432,640
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	2,182,457
# *	Semperit AG Holding	69,672	866,848
	Strabag SE	111,253	3,114,750
	Telekom Austria AG	1,099,338	7,734,456
	UBM Development AG	21,002	824,789
	UNIQA Insurance Group AG	1,094,990	7,382,437
	Vienna Insurance Group AG Wiener Versicherung Gruppe	278,008	5,556,889
#	voestalpine AG	628,989	13,036,423
	Wienerberger AG	617,965	11,574,052
*	Zumtobel Group AG	191,194	1,235,043

TOTAL AUSTRIA			158,666,494

BELGIUM — (3.6%)
	Ackermans & van Haaren NV	169,457	22,459,429
*	AGFA-Gevaert NV	1,327,123	5,257,160
*	Argenx SE	12,041	1,814,330
	Atenor	18,030	1,353,206
	Banque Nationale de Belgique	87	194,378
	Barco NV	65,948	10,520,277
	Bekaert SA	250,965	5,305,600
# *	Biocartis NV	227,423	1,242,762
	bpost SA	618,441	4,315,209
# *	Celyad SA	42,190	391,803
	Cie d’Entreprises CFE	49,587	3,848,523
	Co.Br.Ha Societe Commerciale de Brasserie SA	62	205,209
	Deceuninck NV	435,935	663,887
	D’ieteren SA	195,103	9,777,461
	Econocom Group SA	727,792	1,400,796
	Elia Group SA	195,211	22,445,918
	Euronav NV	1,371,519	15,318,745
	EVS Broadcast Equipment SA	69,287	1,058,532
# *	Exmar NV	145,690	710,937

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	280,259	$6,319,269
	Gimv NV	100,219	5,506,004
#	Immobel SA	22,042	1,663,577
# *	Ion Beam Applications	125,553	1,041,424
	Jensen-Group NV	20,961	526,030
	Kinepolis Group NV	93,950	3,537,338
#	Lotus Bakeries NV	1,741	5,288,622
# *	MDxHealth	239,516	230,946
	Melexis NV	111,148	6,760,369
#	Ontex Group NV	484,468	8,834,328
	Orange Belgium SA	200,145	3,329,338
# *	Oxurion NV	128,049	396,522
	Picanol	26,948	1,685,759
	Recticel SA	272,024	2,043,748
	Resilux	5,788	867,828
	Roularta Media Group NV	19,318	292,342
	Sioen Industries NV	56,609	1,189,037
	Sipef NV	36,491	1,775,149
	Telenet Group Holding NV	156,890	6,552,813
	TER Beke SA	3,565	458,665
*	Tessenderlo Group SA	213,566	5,963,369
	Van de Velde NV	38,938	983,874
*	Viohalco SA	583,796	1,537,953

TOTAL BELGIUM			175,068,466

DENMARK — (4.8%)
*	Agat Ejendomme A.S.	307,965	89,058
*	ALK-Abello A.S.	43,541	11,075,942
	Alm Brand A.S.	556,674	4,362,294
	Ambu A.S., Class B	240,891	7,545,250
# *	Bang & Olufsen A.S.	250,669	780,589
*	BankNordik P/F	10,800	159,836
# *	Bavarian Nordic A.S.	330,635	7,790,391
*	Brodrene Hartmann A.S.	16,148	709,428
# *	Columbus A.S.	430,058	474,812
*	D/S Norden A.S.	212,406	2,985,365
# *	DFDS A.S.	306,367	7,777,285
	Djurslands Bank A.S.	8,970	308,045
*	Drilling Co. of 1972 A.S. (The)	62,683	1,474,795
*	FLSmidth & Co. A.S.	250,483	6,592,481
	Fluegger Group A.S.	4,198	177,529
*	GronlandsBANKEN A.S.	1,125	80,294
# *	H+H International A.S., Class B	111,938	1,470,796
*	Harboes Bryggeri A.S., Class B	17,239	128,945
# *	ISS A.S.	467,064	6,943,987
# *	Jeudan A.S.	38,740	1,316,781
*	Jyske Bank A.S.	495,225	13,367,563
	Lan & Spar Bank	4,981	322,271
	Matas A.S.	217,470	1,474,859
# *	Nilfisk Holding A.S.	197,207	2,793,273
# *	NKT A.S.	202,178	4,545,516
#	NNIT A.S.	69,757	1,194,207
#	Pandora A.S.	509,474	18,116,145
*	Parken Sport & Entertainment A.S.	37,197	393,518
	Per Aarsleff Holding A.S.	140,513	4,125,610
	Ringkjoebing Landbobank A.S.	197,323	12,386,607
# *	Roblon A.S., Class B	973	23,877
	Rockwool International A.S., Class A	993	192,905
	Rockwool International A.S., Class B	29,891	6,281,870

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Royal Unibrew A.S.	347,808	$26,908,597
	RTX A.S.	56,813	1,530,017
	Scandinavian Tobacco Group A.S., Class A	377,172	4,334,411
	Schouw & Co., A.S.	90,676	6,503,574
	SimCorp A.S.	282,473	26,091,698
#	Solar A.S., Class B	38,054	1,324,943
*	Spar Nord Bank A.S.	596,853	4,159,869
	Sydbank A.S.	502,266	8,299,103
# *	Tivoli A.S.	9,878	950,916
#	Topdanmark A.S.	467,367	18,866,343
#	TORM P.L.C	184,538	1,571,480
#	United International Enterprises, Ltd.	10,336	1,908,449
*	Vestjysk Bank A.S.	1,931,528	825,912
# *	Zealand Pharma A.S.	183,481	6,378,515

TOTAL DENMARK			237,115,951

FINLAND — (5.9%)
# *	Afarak Group Oyj	170,187	70,265
	Ahlstrom-Munksjo Oyj	196,599	2,732,748
	Aktia Bank Oyj	316,378	2,668,388
#	Alandsbanken Abp, Class B	21,354	371,729
	Alma Media Oyj	129,772	1,149,696
	Altia Oyj	7,929	66,503
	Apetit Oyj	19,668	187,983
	Asiakastieto Group Oyj	1,406	49,368
	Aspo Oyj	103,690	731,621
	Atria Oyj	85,658	883,315
# *	BasWare Oyj	51,269	1,370,724
#	Bittium Oyj	204,447	1,251,167
#	Cargotec Oyj, Class B	287,941	6,282,506
	Caverion Oyj	685,849	3,908,619
#	Citycon Oyj	507,252	3,350,502
	Digia Oyj	69,731	354,547
# *	Finnair Oyj	454,133	1,809,338
#	Fiskars Oyj Abp	212,834	2,450,979
*	F-Secure Oyj	647,558	1,949,665
	Glaston Oyj ABP	9,217	6,595
*	HKScan Oyj, Class A	247,021	581,559
	Huhtamaki Oyj	689,459	25,733,407
	Ilkka-Yhtyma Oyj	61,503	219,647
	Kemira Oyj	725,739	8,730,662
	Kesko Oyj, Class A	212,220	3,454,768
	Kesko Oyj, Class B	1,512,192	24,639,804
	Konecranes Oyj	473,271	10,271,966
	Lassila & Tikanoja Oyj	210,288	2,943,393
# *	Lehto Group Oyj	129,587	202,879
#	Metsa Board Oyj	1,399,923	9,750,976
	Metso Oyj	667,333	18,514,555
#	Nokian Renkaat Oyj	883,124	18,762,255
	Olvi Oyj, Class A	95,688	4,040,730
	Oriola Oyj, Class A	6,054	14,130
	Oriola Oyj, Class B	914,957	2,102,990
#	Orion Oyj, Class A	143,951	7,113,326
	Orion Oyj, Class B	661,199	33,601,033
#	Outokumpu Oyj	2,773,820	7,378,013
#	Outotec Oyj	1,103,759	4,600,455
*	Pihlajalinna Oyj	77,064	1,257,573
#	Ponsse Oyj	73,654	1,903,929
*	QT Group Oyj	56,327	1,406,279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Raisio Oyj, Class V	926,190	$3,437,490
	Rapala VMC Oyj	113,078	303,823
	Raute Oyj, Class A	2,644	57,190
#	Revenio Group Oyj	131,150	3,553,337
	Sanoma Oyj	748,006	6,753,730
*	Stockmann Oyj Abp, Class A	49,045	85,482
# *	Stockmann Oyj Abp, Class B	189,838	145,249
	Teleste Oyj	52,966	225,764
*	Terveystalo Oyj	4,520	47,294
	TietoEVRY Oyj	395,814	9,644,632
#	Tikkurila Oyj	245,413	3,209,924
	Tokmanni Group Corp.	342,463	4,165,975
#	Uponor Oyj	368,915	4,136,620
#	Vaisala Oyj, Class A	120,241	3,808,132
#	Valmet Oyj	947,069	21,658,579
*	Viking Line Abp	7,869	133,664
	Wartsila Oyj Abp	247,209	1,814,570
#	YIT Oyj	1,345,770	7,376,913

TOTAL FINLAND			289,428,955

FRANCE — (9.1%)
	ABC arbitrage	99,407	679,580
	Actia Group	51,304	128,402
# *	Air France-KLM	1,251,427	6,380,647
	Akka Technologies	73,746	2,347,404
	AKWEL	61,489	769,069
	Albioma SA	189,410	6,273,234
	Altamir	136,094	2,270,720
	Alten SA	164,730	11,860,201
# *	Amplitude Surgical SAS	19,526	22,196
	Assystem SA	61,967	1,390,691
	Aubay	41,374	1,078,513
	Axway Software SA	38,973	638,663
# *	Bastide le Confort Medical	18,680	661,591
#	Beneteau SA	236,902	1,500,055
	Bigben Interactive	94,289	1,221,886
	Boiron SA	39,840	1,466,939
#	Bonduelle SCA	93,424	2,043,732
*	Bourbon Corp.	28,851	0
	Burelle SA	1,134	702,721
#	Casino Guichard Perrachon SA	271,603	10,195,131
	Catering International Services	14,124	129,984
*	Cegedim SA	32,518	977,449
*	CGG SA	4,579,186	5,788,071
#	Chargeurs SA	123,053	2,334,892
	Cie des Alpes	68,915	1,290,488
#	Cie Plastic Omnium SA	387,480	7,337,226
*	Coface SA	675,388	3,972,410
#	Derichebourg SA	674,728	1,893,289
#	Devoteam SA	34,374	2,616,476
	Electricite de Strasbourg SA	21,351	2,464,397
#	Elior Group SA	832,593	5,499,084
	Elis SA	1,122,246	13,832,902
# *	EOS Imaging SA	7,580	11,704
#	Eramet	50,163	1,579,677
# *	Erytech Pharma SA	3,609	38,895
*	Esso SA Francaise	18,139	338,812
#	Etablissements Maurel et Prom SA	294,902	549,836
#	Europcar Mobility Group	650,431	1,212,433

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Eutelsat Communications SA	1,257,038	$14,074,155
*	Exel Industries, Class A	10,459	477,529
	Faurecia SE	185,672	6,652,893
	Fleury Michon SA	6,124	146,294
*	Fnac Darty S.A.	124,919	4,037,166
	Gaumont SA	11,360	1,259,729
	Gaztransport Et Technigaz SA	130,815	9,483,695
	GEA	2,433	251,893
	Gevelot SA	1,551	261,580
	GL Events	64,356	770,862
	Groupe Crit	23,123	1,282,533
	Groupe Gorge	18,760	269,125
	Groupe Open	30,206	252,654
	Groupe SFPI	29,940	38,803
	Guerbet	38,504	1,214,492
#	Haulotte Group SA	73,020	319,198
	HERIGE SADCS	4,147	104,351
	HEXAOM	15,908	444,994
*	ID Logistics Group	14,640	2,725,207
	Iliad SA	60,896	9,068,680
#	Imerys SA	208,694	6,547,265
	Ingenico Group SA	410,246	51,616,231
# *	Innate Pharma SA	15,558	109,475
	IPSOS	248,613	4,787,137
	Jacquet Metal Service SA	87,314	889,831
#	JCDecaux SA	95,199	1,970,579
#	Kaufman & Broad SA	123,481	4,462,539
	Korian SA	369,269	12,402,791
#	Lagardere SCA	606,564	9,851,208
	Lanson-BCC	8,795	211,877
	Laurent-Perrier	13,890	1,171,282
	Le Belier	10,566	372,370
	Lectra	166,120	2,615,179
	Linedata Services	14,505	365,291
	LISI	114,546	1,852,681
	LNA Sante SA	33,206	1,472,883
#	Maisons du Monde SA	283,561	2,551,000
	Manitou BF SA	66,010	1,011,378
	Manutan International	15,102	793,076
	Mersen SA	125,066	2,759,695
*	METabolic EXplorer SA	156,395	251,236
	Metropole Television SA	246,120	2,739,521
	Nexans SA	218,300	7,775,455
	Nexity SA	302,767	9,287,001
# *	Nicox	145,865	642,574
	NRJ Group	81,965	455,407
#	Oeneo SA	137,066	1,623,110
*	OL Groupe SA	10,735	25,766
# *	Onxeo SA	246,319	131,162
# *	Onxeo SA	48,958	26,951
*	Pierre & Vacances SA	29,600	451,812
#	Plastivaloire	50,406	216,922
	Quadient	285,717	3,945,691
#	Rallye SA	156,235	1,334,844
# *	Recylex SA	102,008	224,059
	Rexel SA	2,202,448	20,570,368
#	Robertet SA	2,749	2,397,564
	Rothschild & Co.	108,962	2,154,792
	Rubis SCA	567,106	25,407,772

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Samse SA	8,068	$1,007,396
	Savencia SA	33,976	2,010,739
	SCOR SE	10,160	286,255
	Seche Environnement SA	18,630	720,024
	SES SA	898,721	5,987,268
	Societe BIC SA	174,701	8,739,053
# *	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	58,250	3,246,617
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	103,368
#	Societe pour l’Informatique Industrielle	41,811	813,716
*	SOITEC	131,952	12,133,140
# *	Solocal Group	4,209,627	715,933
	Somfy SA	97,175	8,133,829
	Sopra Steria Group	109,236	12,933,604
	SPIE SA	840,293	12,667,073
# *	SRP Groupe SA	53,256	53,045
	Stef SA	26,545	1,997,753
	Sword Group	38,195	1,087,386
	Synergie SA	67,143	1,469,205
	Tarkett SA	220,978	2,185,364
# *	Technicolor SA	2,040,996	471,440
	Television Francaise 1	499,312	2,444,638
	TFF Group	12,398	379,642
#	Thermador Groupe	37,127	1,795,044
	Total Gabon	3,766	428,406
	Trigano SA	53,337	3,925,075
#	Union Financiere de France BQE SA	18,515	313,780
	Valeo SA	62,834	1,440,336
# *	Vallourec SA	1,969,895	2,347,706
*	Valneva SE	69,195	317,364
	Vetoquinol SA	19,343	1,215,436
	Vicat SA	126,485	3,549,688
	VIEL & Cie SA	162,802	874,855
	Vilmorin & Cie SA	35,656	1,425,740
*	Virbac SA	21,378	4,215,625
#	Vranken-Pommery Monopole SA	22,338	353,735
	XPO Logistics Europe SADIR	33	8,817

TOTAL FRANCE			445,909,103

GERMANY — (14.3%)
	1&1 Drillisch AG	188,764	4,392,196
	7C Solarparken AG	20,272	74,692
	Aareal Bank AG	462,545	7,534,377
*	Adler Modemaerkte AG	47,849	163,308
#	ADO Properties SA	318,622	8,926,354
# *	ADVA Optical Networking SE	357,523	2,338,733
# *	AIXTRON SE	549,541	5,107,279
	All for One Group AG	4,222	172,342
#	Allgeier SE	45,266	1,472,926
	Amadeus Fire AG	39,342	4,051,386
	Aroundtown SA	728,367	3,917,796
	Atoss Software AG	2,385	479,418
	Aurubis AG	296,684	15,380,252
	Basler AG	31,331	1,603,077
	Bauer AG	81,201	926,879
	BayWa AG	105,190	3,086,069
	BayWa AG	124	3,997
	Bechtle AG	219,385	31,726,910
#	Bertrandt AG	41,784	1,608,379
#	bet-at-home.com AG	20,016	867,283

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bijou Brigitte AG	22,688	$739,927
	Bilfinger SE	227,451	4,277,283
	Borussia Dortmund GmbH & Co. KGaA	567,421	4,000,055
	CANCOM SE	231,981	11,810,353
*	CECONOMY AG	1,081,753	2,769,092
	CENIT AG	53,174	570,190
	Centrotec SE	19,284	270,385
	Cewe Stiftung & Co. KGAA	43,389	4,515,840
	comdirect bank AG	193,071	2,770,791
	Commerzbank AG	795,537	2,933,091
	CompuGroup Medical SE	178,844	13,591,840
#	Corestate Capital Holding SA	77,099	1,587,490
	CropEnergies AG	174,859	1,380,324
	CTS Eventim AG & Co. KGaA	416,756	17,325,294
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	480,845
	Deutsche Beteiligungs AG	95,431	3,232,337
#	Deutsche EuroShop AG	358,182	5,158,464
	Deutsche Pfandbriefbank AG	1,030,684	7,575,646
	Deutz AG	1,023,677	3,934,733
	DIC Asset AG	422,113	5,594,339
	DMG Mori AG	15,692	705,004
#	Dr Hoenle AG	35,520	1,421,210
	Draegerwerk AG & Co. KGaA	19,652	1,373,866
	Duerr AG	387,318	9,037,943
	Eckert & Ziegler Strahlen- und Medizintechnik AG	26,179	3,767,489
	EDAG Engineering Group AG	51,353	386,243
	Elmos Semiconductor AG	29,640	590,381
# *	ElringKlinger AG	204,148	1,108,648
	Energiekontor AG	2,066	41,228
# *	Evotec SE	10,103	249,296
# *	Ferratum Oyj	64,645	337,930
	Fielmann AG	140,805	9,258,646
	First Sensor AG	44,242	1,844,121
	FORTEC Elektronik AG	372	6,271
	Francotyp-Postalia Holding AG, Class A	55,619	178,595
	Fraport AG Frankfurt Airport Services Worldwide	65,395	2,864,526
	Freenet AG	1,025,255	19,449,778
	Fuchs Petrolub SE	99,423	3,323,867
	GEA Group AG	879,706	20,187,392
	Gerresheimer AG	254,880	20,270,422
#	Gesco AG	56,186	956,985
	GFT Technologies SE	123,639	1,130,494
	Grand City Properties SA	809,750	16,933,419
*	H&R GmbH & Co. KGaA	70,150	317,538
	Hamburger Hafen und Logistik AG	182,626	2,971,431
	Hapag-Lloyd AG	38,053	5,451,414
	Hawesko Holding AG	52	1,829
# *	Heidelberger Druckmaschinen AG	1,970,702	1,400,423
	Hella GmbH & Co KGaA	244,119	8,980,892
	Highlight Communications AG	98,406	366,935
	HolidayCheck Group AG	232,156	320,636
	Hornbach Baumarkt AG	48,810	1,054,403
	Hornbach Holding AG & Co. KGaA	39,996	2,283,285
	Hugo Boss AG	457,342	12,697,804
*	Hypoport SE	2,176	767,129
	Indus Holding AG	133,724	4,115,931
	Isra Vision AG	115,594	6,333,682
	IVU Traffic Technologies AG	50,314	715,434
	Jenoptik AG	383,317	7,894,357

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	JOST Werke AG	1,343	$36,384
#	K+S AG	1,465,860	9,859,842
	Kampa AG	7,101	0
	KION Group AG	27,696	1,373,783
#	Kloeckner & Co. SE	574,666	2,355,215
#	Koenig & Bauer AG	93,517	1,922,853
	Krones AG	112,705	6,790,941
	KSB SE & Co. KGaA	3,466	849,007
#	KWS Saat SE & Co., KGaA	80,774	4,643,864
	Lanxess AG	602,345	29,638,624
#	Leifheit AG	60,321	1,285,946
# *	Leoni AG	242,169	1,662,349
*	LPKF Laser & Electronics AG	88,339	1,908,213
# *	Manz AG	30,876	480,550
	MasterFlex SE	21,291	98,999
	Mediclin AG	88,966	418,697
# *	Medigene AG	102,662	485,794
	METRO AG	553,216	4,833,606
	MLP SE	415,870	2,142,781
	Nemetschek SE	193,393	12,167,297
	New Work SE	20,200	4,800,951
	Nexus AG	87,391	3,352,687
*	Nordex SE	508,398	4,087,857
	Norma Group SE	235,465	5,897,220
	OHB SE	38,414	1,444,290
# *	OSRAM Licht AG	602,174	26,498,333
#	Paragon GmbH & Co. KGaA	14,660	198,634
	Patrizia AG	349,841	7,811,733
	Pfeiffer Vacuum Technology AG	52,803	8,700,589
#	PNE AG	493,007	2,342,636
	Progress-Werk Oberkirch AG	8,558	170,476
#	ProSiebenSat.1 Media SE	1,254,182	12,533,836
	PSI Software AG	50,278	1,071,274
#	QSC AG	724,521	934,018
*	R Stahl AG	14,952	372,323
	Rheinmetall AG	315,288	21,338,429
	RHOEN-KLINIKUM AG	232,537	4,628,879
# *	RIB Software SE	292,708	9,282,908
*	Rocket Internet SE	470,297	9,892,966
	SAF-Holland SE	355,988	1,831,830
	Salzgitter AG	298,029	3,981,740
*	Schaltbau Holding AG	32,728	936,331
	Schloss Wachenheim AG	8,017	110,580
	Scout24 AG	135,854	8,882,858
#	Secunet Security Networks AG	6,248	1,026,049
# *	SGL Carbon SE	293,218	908,083
# *	Shop Apotheke Europe NV	24,816	1,836,738
#	Siltronic AG	148,532	12,715,814
*	Sixt Leasing SE	65,947	1,300,824
	Sixt SE	95,154	6,477,269
*	SMA Solar Technology AG	87,177	2,774,538
# *	SMT Scharf AG	22,763	227,084
	Softing AG	26,963	185,779
	Software AG	359,622	12,769,768
	Stabilus SA	170,155	7,268,102
	STRATEC SE	24,591	2,328,897
#	Stroeer SE & Co. KGaA	200,696	12,702,198
	Suedzucker AG	549,899	7,275,534
# *	SUESS MicroTec SE	134,313	1,256,188

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Surteco Group SE	46,502	$1,004,061
	Syzygy AG	2,030	12,995
	TAG Immobilien AG	954,559	20,908,346
	Takkt AG	205,056	1,666,145
	Technotrans SE	45,769	649,563
# *	Tele Columbus AG	296,432	763,950
	Traffic Systems SE	35,766	947,894
	United Internet AG	105,888	3,643,451
#	VERBIO Vereinigte BioEnergie AG	151,277	1,373,572
	Vossloh AG	69,747	2,633,974
	Wacker Chemie AG	56,738	3,308,269
#	Wacker Neuson SE	217,489	2,700,278
	Washtec AG	76,788	3,029,716
	Wuestenrot & Wuerttembergische AG	112,263	1,978,581
	Zeal Network SE	53,361	1,667,779

TOTAL GERMANY			700,848,411

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.5%)
*	AIB Group P.L.C.	10,102	13,979
	Bank of Ireland Group P.L.C.	3,513,945	7,210,959
	C&C Group P.L.C.	848,523	2,080,326
	Cairn Homes P.L.C.	1,502,798	1,400,262
# *	Datalex P.L.C.	107,125	20,168
*	FBD Holdings P.L.C.	125,459	901,189
*	FBD Holdings P.L.C.	17,353	138,128
	Glanbia P.L.C.	305,011	3,246,021
	Glanbia P.L.C.	700,613	7,480,034
	Irish Continental Group P.L.C.	583,096	2,204,581
	Irish Continental Group P.L.C.	234,200	914,369
*	Permanent TSB Group Holdings P.L.C.	229,967	126,854

TOTAL IRELAND			25,736,870

ISRAEL — (3.3%)
#	Adgar Investment and Development, Ltd.	39,391	64,314
*	Afcon Holdings, Ltd.	3,064	107,415
*	AFI Properties, Ltd.	99,961	3,041,931
	Africa Israel Residences, Ltd.	2,237	60,255
*	Airport City, Ltd.	317,948	4,823,847
*	Allot, Ltd.	188,324	2,155,790
	Alrov Properties and Lodgings, Ltd.	49,397	1,416,189
	Amot Investments, Ltd.	51,075	286,865
#	Arad, Ltd.	18,409	296,895
*	Arko Holdings, Ltd.	1,444,421	390,402
#	Ashtrom Group, Ltd.	122,471	1,819,836
#	Ashtrom Properties, Ltd.	219,123	1,116,129
	Atreyu Capital Markets, Ltd.	2,154	35,955
	AudioCodes, Ltd.	180,960	5,360,854
*	Avgol Industries 1953, Ltd.	468,925	340,169
*	Azorim-Investment Development & Construction Co., Ltd.	493,160	989,851
	Bayside Land Corp.	6,600	3,932,440
#	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	496,771

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Big Shopping Centers, Ltd.	32,885	$2,630,737
	Blue Square Real Estate, Ltd.	36,427	1,673,678
*	Bonus Biogroup, Ltd.	613,036	68,659
*	Brack Capital Properties NV	18,347	1,667,785
# *	Brainsway, Ltd.	54,222	232,770
	Camtek, Ltd.	113,800	1,191,410
	Carasso Motors, Ltd.	118,785	371,157
# *	Cellcom Israel, Ltd.	488,140	1,797,481
# *	Ceragon Networks, Ltd.	266,244	617,686
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	2,991,408
# *	Compugen, Ltd.	199,256	2,933,145
#	Danel Adir Yeoshua, Ltd.	21,864	1,982,467
#	Delek Automotive Systems, Ltd.	223,263	1,175,610
	Delek Group, Ltd.	323	14,707
#	Delta-Galil Industries, Ltd.	70,358	1,252,856
# *	Dor Alon Energy in Israel 1988, Ltd.	13,423	271,486
	Duniec Brothers, Ltd.	304	9,669
# *	El Al Israel Airlines	1,449,354	322,763
	Electra Consumer Products 1970, Ltd.	53,953	1,036,855
# *	Electra Real Estate, Ltd.	23,236	135,479
#	Electra, Ltd.	12,544	5,753,777
*	Energix-Renewable Energies, Ltd.	954,101	3,326,468
# *	Enlight Renewable Energy, Ltd.	2,163,770	2,659,825
# *	Equital, Ltd.	115,838	2,880,829
*	Evogene, Ltd.	79,189	87,157
	First International Bank Of Israel, Ltd.	28,146	694,283
	FMS Enterprises Migun, Ltd.	19,186	671,504
#	Formula Systems 1985, Ltd.	62,881	4,197,997
#	Fox Wizel, Ltd.	57,376	2,148,871
	Gilat Satellite Networks, Ltd.	225,761	1,942,229
#	Hadera Paper, Ltd.	24,532	1,140,356
# *	Hamlet Israel-Canada, Ltd.	32,585	568,868
	Harel Insurance Investments & Financial Services, Ltd.	838,296	5,397,401
	Hilan, Ltd.	100,860	3,976,270
#	IDI Insurance Co., Ltd.	44,734	1,375,140
	IES Holdings, Ltd.	322	16,952
#	Inrom Construction Industries, Ltd.	357,290	1,313,645
# *	Intercure, Ltd.	52,127	65,838
#	Israel Canada T.R, Ltd.	131,507	220,044
#	Israel Land Development - Urban Renewal, Ltd.	37,207	329,889
	Isras Investment Co., Ltd.	5,465	1,013,345
#	Issta Lines, Ltd.	12,135	171,385
*	Kamada, Ltd.	212,977	1,622,779
	Kenon Holdings, Ltd.	124,381	2,528,550
	Kerur Holdings, Ltd.	31,762	947,972
*	Klil Industries, Ltd.	5,696	419,917
#	Magic Software Enterprises, Ltd.	133,913	1,220,824
	Malam - Team, Ltd.	276	53,944
	Matrix IT, Ltd.	232,691	4,510,532
	Maytronics, Ltd.	285,819	2,158,099
#	Mediterranean Towers, Ltd.	373,415	895,107
#	Mega Or Holdings, Ltd.	81,523	2,045,478
# *	Mehadrin, Ltd.	3,072	98,978
	Meitav Dash Investments, Ltd.	116,200	275,194
	Melisron, Ltd.	25,603	1,030,541
	Menora Mivtachim Holdings, Ltd.	181,682	2,425,053
	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,627,214
	Minrav Holdings, Ltd.	263	36,837
*	Mivne Real Estate KD, Ltd.	721,862	1,550,591

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Mivtach Shamir Holdings, Ltd.	24,697	$431,425
*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,263,028
# *	Nawi Brothers, Ltd.	116,369	534,138
#	Neto ME Holdings, Ltd.	9,545	546,494
*	Nova Measuring Instruments, Ltd.	183,116	7,328,221
#	NR Spuntech Industries, Ltd.	76,176	163,029
#	Oil Refineries, Ltd.	9,609,293	2,655,591
#	One Software Technologies, Ltd.	1,946	144,368
#	OPC Energy, Ltd.	50,409	390,651
# *	Partner Communications Co., Ltd.	806,477	3,516,560
#	Paz Oil Co., Ltd.	60,870	5,304,040
*	Perion Network, Ltd.	25,242	127,284
	Phoenix Holdings, Ltd. (The)	571,475	3,005,304
	Plasson Industries, Ltd.	20,585	774,700
*	Pluristem Therapeutics, Inc.	3,536	33,691
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,342,733
#	Scope Metals Group, Ltd.	47,147	947,797
	Shapir Engineering and Industry, Ltd.	439,135	3,078,584
#	Shikun & Binui, Ltd.	1,337,236	5,550,279
	Shufersal, Ltd.	667,230	4,282,219
	Summit Real Estate Holdings, Ltd.	213,301	2,664,593
*	Suny Cellular Communication, Ltd.	473,129	146,874
	Tadiran Holdings, Ltd.	15,407	618,352
*	Tower Semiconductor, Ltd.	67,252	1,317,460
	Union Bank of Israel	199,952	925,891
#	YH Dimri Construction & Development, Ltd.	10,575	320,393

TOTAL ISRAEL			161,927,098

ITALY — (8.9%)
# *	A.S. Roma SpA	856,401	371,783
	A2A SpA	10,326,675	14,077,399
	ACEA SpA	380,144	6,353,941
# *	Aeffe SpA	255,006	299,479
	Amplifon SpA	586,701	13,430,335
	Anima Holding SpA	2,118,887	7,501,396
#	Aquafil SpA	77,554	293,196
*	Arnoldo Mondadori Editore SpA	1,148,974	1,563,308
	Ascopiave SpA	447,763	1,639,209
	Autogrill SpA	898,125	4,651,568
	Autostrade Meridionali SpA	3,917	93,042
	Avio SpA	104,775	1,572,284
	Azimut Holding SpA	760,464	12,959,610
	B&C Speakers SpA	19,155	178,259
# *	Banca Carige SpA	148,414,098	45,539
	Banca Farmafactoring SpA	754,049	3,893,621
	Banca Finnat Euramerica SpA	616,149	143,154
	Banca Generali SpA	362,225	9,005,098
	Banca IFIS SpA	163,757	1,601,569
# *	Banca Monte dei Paschi di Siena SpA	213,039	259,928
	Banca Popolare di Sondrio SCPA	3,178,350	5,045,872
#	Banca Profilo SpA	1,814,636	296,943
	Banca Sistema SpA	379,814	553,192
# *	Banco BPM SpA	11,342,409	13,863,114
#	Banco di Desio e della Brianza SpA	238,796	684,702
	BasicNet SpA	169,875	648,396
	BE SpA	533,191	596,004
#	Biesse SpA	101,093	913,275
	BPER Banca	3,093,895	7,649,142
	Brunello Cucinelli SpA	250,422	8,075,389

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	4,665	$48,750
	Buzzi Unicem SpA	630,912	12,377,866
#	Cairo Communication SpA	562,897	1,015,186
	Carel Industries SpA	1,744	25,977
# *	Carraro SpA	162,374	258,037
	Cembre SpA	3,547	57,952
	Cementir Holding NV	333,699	2,044,242
	Cerved Group SpA	1,357,497	9,247,914
	CIR SpA-Compagnie Industriali	5,326,857	2,363,133
	Credito Emiliano SpA	599,354	2,656,653
*	Credito Valtellinese SpA	48,118,993	2,431,171
# *	d’Amico International Shipping SA	2,577,810	315,913
	Danieli & C Officine Meccaniche SpA	27,670	205,503
#	Danieli & C Officine Meccaniche SpA	102,606	1,304,163
	Datalogic SpA	125,257	1,718,618
#	De’ Longhi SpA	418,771	7,568,962
	DeA Capital SpA	736,902	1,045,717
	doValue SpA	91,984	678,184
	El.En. SpA	29,153	609,598
*	Elica SpA	192,920	625,190
	Emak SpA	388,913	255,589
	Enav SpA	1,338,949	6,000,836
	ERG SpA	407,695	7,325,133
	Esprinet SpA	221,349	1,045,776
# *	Eurotech SpA	233,961	1,552,166
	Falck Renewables SpA	983,539	4,834,111
	Fiera Milano SpA	107,924	399,013
#	Fila SpA	142,640	1,289,120
# *	Fincantieri SpA	3,504,948	2,716,620
#	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	671,033
#	Freni Brembo SpA	1,117,739	9,482,097
# *	GEDI Gruppo Editoriale SpA	927,122	466,373
#	Gefran SpA	37,987	220,846
#	Geox SpA	577,144	461,424
	Gruppo MutuiOnline SpA	164,315	2,984,426
*	Guala Closures SpA	56,729	396,883
	Hera SpA	4,939,246	18,283,795
	Illimity Bank SpA	162,620	1,090,111
#	IMA Industria Macchine Automatiche SpA	126,942	8,653,432
# *	IMMSI SpA	1,233,569	487,560
# *	Intek Group SpA	1,988,916	435,618
	Interpump Group SpA	550,629	16,066,421
	Iren SpA	4,407,993	10,869,532
	Italgas SpA	3,480,238	19,499,148
#	Italmobiliare SpA	76,176	2,279,693
	IVS Group SA	58,424	400,149
# *	Juventus Football Club SpA	2,997,765	2,971,116
	La Doria SpA	87,297	926,666
	Leonardo SpA	600,493	4,147,055
	LU-VE SpA	5,064	64,032
# *	Maire Tecnimont SpA	1,041,321	2,020,296
#	Mariella Burani Fashion Group S.p.A.	22,744	0
	MARR SpA	228,828	3,014,761
	Massimo Zanetti Beverage Group SpA	65,668	259,553
# *	Mediaset SpA	3,709,525	7,541,567
# *	Mondo TV SpA	38,811	74,528
#	Openjobmetis SpA agenzia per il lavoro	63,025	385,571
# *	OVS SpA	1,400,107	1,206,721

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Piaggio & C SpA	1,243,896	$2,851,795
#	Pirelli & C SpA	2,304,139	8,922,536
#	Prima Industrie SpA	38,818	565,134
#	Prysmian SpA	1,011,006	19,075,650
	RAI Way SpA	552,918	2,980,805
	Reno de Medici SpA	1,173,753	903,098
	Reply SpA	147,531	10,327,718
	Retelit SpA	769,328	1,295,194
	Richard-Ginori 1735 SpA	8,489	0
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	830,888
	Sabaf SpA	49,948	601,514
	SAES Getters SpA	27,092	655,852
# *	Safilo Group SpA	233,748	175,660
# *	Saipem SpA	4,506,646	11,567,030
*	Salini Impregilo SpA	1,282,257	1,898,114
#	Salvatore Ferragamo SpA	361,379	4,486,189
	Saras SpA	4,332,605	4,091,564
#	Servizi Italia SpA	62,874	193,010
	Sesa SpA	49,781	2,654,075
	Societa Cattolica di Assicurazioni SC	1,217,457	6,745,111
# *	Sogefi SpA	332,859	316,718
	SOL SpA	161,642	1,746,765
#	Tamburi Investment Partners SpA	827,805	5,354,480
	Technogym SpA	631,612	4,671,890
	Tinexta S.p.A	122,766	1,631,378
#	Tod’s SpA	67,887	2,078,787
#	TXT e-solutions SpA	43,931	378,876
	Unieuro SpA	66,937	584,721
#	Unione di Banche Italiane SpA	7,777,728	22,296,206
	Unipol Gruppo SpA	3,109,522	10,729,077
	Zignago Vetro SpA	189,132	2,350,137

TOTAL ITALY			438,597,219

NETHERLANDS — (7.4%)
#	Aalberts NV	720,308	20,283,657
*	Accell Group NV	145,492	2,718,860
	AFC Ajax NV	13,955	219,799
*	Altice Europe NV	3,929,414	15,677,179
*	Altice Europe NV, Class B	143,350	574,008
#	AMG Advanced Metallurgical Group NV	184,488	3,104,134
	Amsterdam Commodities NV	119,479	2,574,103
	APERAM SA	379,216	9,825,803
#	Arcadis NV	528,120	8,210,753
*	Argenx SE	40,505	6,057,455
	ASM International NV	322,669	35,674,395
	ASR Nederland NV	873,857	23,418,651
	Atag Group NV	4,630	0
*	Basic-Fit NV	181,929	3,695,645
#	BE Semiconductor Industries NV	550,104	22,766,489
# *	Beter Bed Holding NV	22,883	40,932
#	Boskalis Westminster	620,160	10,750,128
#	Brunel International NV	155,477	980,688
	Corbion NV	416,939	14,989,693
	Euronext NV	372,261	31,252,799
#	Flow Traders	223,910	7,469,548
#	ForFarmers NV	214,677	1,428,257
# *	Fugro NV	585,349	2,192,659
#	GrandVision NV	173,216	4,608,050
# *	Heijmans NV	157,571	1,099,810

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Hunter Douglas NV	25,053	$1,167,610
#	IMCD NV	357,089	31,532,400
#	Intertrust NV	466,539	7,342,452
*	Just Eat Takeaway.com NV	187,426	19,265,738
*	Kendrion NV	106,595	1,286,310
*	Koninklijke BAM Groep NV	1,855,013	3,099,090
	Koninklijke Vopak NV	162,508	9,348,569
*	Lucas Bols NV	20,321	185,680
*	Nederland Apparatenfabriek	33,400	1,271,744
# *	OCI NV	327,478	3,954,432
	Ordina NV	625,125	1,250,265
#	PostNL NV	3,372,376	5,810,777
#	SBM Offshore NV	1,334,375	16,913,324
#	SIF Holding NV	34,182	366,126
	Signify NV	780,137	15,880,734
#	Sligro Food Group NV	166,461	2,599,792
#	SNS NV	705,718	0
#	TKH Group NV	267,721	9,392,594
	TomTom NV	492,125	3,874,744
	Van Lanschot Kempen NV	76,871	1,180,664

TOTAL NETHERLANDS			365,336,540

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	2,499,556	844,480
	AF Gruppen ASA	68,590	1,127,080
*	Akastor ASA	1,089,524	424,887
# *	Aker Solutions ASA	1,078,114	704,783
	American Shipping Co. ASA	216,951	554,753
# *	Archer, Ltd.	745,010	119,755
	Arendals Fossekompani A.S.	90	22,235
	Atea ASA	529,509	4,635,476
	Austevoll Seafood ASA	437,677	3,409,426
#	Avance Gas Holding, Ltd.	403,182	855,804
# *	Axactor SE	884,472	575,635
#	B2Holding ASA	1,521,728	613,676
#	Bonheur ASA	146,347	2,583,617
# *	Borr Drilling Ltd.	58,749	41,417
	Borregaard ASA	743,872	6,908,383
*	BW Energy, Ltd.	158,035	196,521
	BW LPG, Ltd.	685,466	2,338,713
*	BW Offshore, Ltd.	774,469	2,177,295
#	DNO ASA	3,438,430	1,553,498
	Europris ASA	1,186,781	4,355,876
#	FLEX LNG, Ltd.	204,822	1,059,926
	Frontline, Ltd.	457,298	4,288,670
	Grieg Seafood ASA	369,858	3,627,297
# *	Hexagon Composites ASA	640,597	1,742,019
	Hoegh LNG Holdings, Ltd.	277,075	301,127
*	IDEX ASA	506,708	84,244
	Itera ASA	10,713	9,691
# *	Kongsberg Automotive ASA	2,171,519	231,577
# *	Kvaerner ASA	1,594,303	987,209
	Magnora ASA	127,049	96,730
# *	NEL ASA	7,287,969	8,919,525
# *	Nordic Nanovector ASA	328,770	616,636
# *	Nordic Semiconductor ASA	1,018,555	5,976,470
#	Norway Royal Salmon ASA	92,448	1,874,782
# *	Norwegian Air Shuttle ASA	645,227	321,462
*	Norwegian Finans Holding ASA	671,029	3,580,486

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	Norwegian Property ASA	43,744	$47,736
#	Ocean Yield ASA	427,818	1,109,293
# *	Odfjell Drilling, Ltd.	683,725	561,349
*	Odfjell SE, Class A	137,586	315,255
#	Olav Thon Eiendomsselskap ASA	118,760	1,527,986
*	Otello Corp. ASA	587,281	540,434
*	Panoro Energy ASA	53,125	39,759
# *	PGS ASA	2,380,755	850,082
# *	PhotoCure ASA	115,295	776,945
# *	Protector Forsikring ASA	438,078	1,473,456
*	Q-Free ASA	179,836	69,079
# *	REC Silicon ASA	1,473,908	459,235
*	Sbanken ASA	486,979	2,593,430
#	Scatec Solar ASA	559,055	8,139,001
	Selvaag Bolig ASA	313,829	1,300,447
	Solon Eiendom ASA	56,855	155,006
	Stolt-Nielsen, Ltd.	188,366	1,604,846
*	Subsea 7 SA	91,166	500,423
	TGS NOPEC Geophysical Co. ASA	12,586	192,749
	Treasure ASA	314,079	299,117
	Veidekke ASA	717,317	6,368,645
# *	Wallenius Wilhelmsen ASA	334,602	368,014
	Wilh Wilhelmsen Holding ASA, Class A	68,304	686,953
# *	XXL ASA	431,333	431,021

TOTAL NORWAY			98,171,422

PORTUGAL — (0.8%)
	Altri SGPS SA	541,780	2,859,398
	Banco Comercial Portugues SA, Class R	63,006,466	7,049,350
*	Banco Espirito Santo SA	4,777,921	0
#	CTT-Correios de Portugal SA	940,653	2,219,304
#	Ibersol SGPS SA	36,721	161,774
#	Mota-Engil SGPS SA	641,747	808,210
#	Navigator Co. SA (The)	1,838,891	4,777,964
	NOS SGPS SA	1,828,612	6,849,254
	Novabase SGPS SA	72,649	214,482
#	REN - Redes Energeticas Nacionais SGPS SA	3,010,364	8,154,028
	Semapa-Sociedade de Investimento e Gestao	173,756	1,714,909
	Sonae Capital SGPS SA	765,843	411,896
	Sonae SGPS SA	6,699,002	5,293,909

TOTAL PORTUGAL			40,514,478

SPAIN — (5.7%)
	Acciona SA	173,951	17,241,106
	Acerinox SA	1,153,704	8,691,040
# *	Adveo Group International SA	84,445	8,412
	Alantra Partners SA	70,405	881,321
	Almirall SA	415,709	5,361,023
*	Amper SA	5,396,257	1,003,294
	Applus Services SA	911,014	5,976,942
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,411,552
	Azkoyen SA	67,253	429,034
	Banco de Sabadell SA	24,460,882	10,141,385
#	Bankia SA	4,998,517	5,086,685
	Bankinter SA	3,364,750	13,890,431
	Bolsas y Mercados Espanoles SHMSF SA	501,422	18,296,087
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cellnex Telecom SA	4,239	221,720

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Cia de Distribucion Integral Logista Holdings SA	336,921	$6,014,136
	CIE Automotive SA	424,373	7,393,531
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,437,800
# *	Distribuidora Internacional de Alimentacion SA	207,031	29,972
	Ebro Foods SA	531,944	11,320,275
*	eDreams ODIGEO SA	424,956	997,076
	Elecnor SA	200,108	1,826,774
	Enagas SA	991,410	23,141,213
#	Ence Energia y Celulosa SA	988,129	3,175,717
#	Ercros SA	784,741	2,212,067
	Euskaltel SA	548,865	4,374,865
	Faes Farma SA	2,012,534	8,799,786
*	Fluidra SA	324,873	3,620,268
	Fomento de Construcciones y Contratas SA	335,082	3,182,448
	Gestamp Automocion SA	5,183	12,979
*	Global Dominion Access SA	695,411	2,139,466
	Grupo Catalana Occidente SA	254,842	4,952,709
# *	Grupo Empresarial San Jose SA	151,317	748,714
# *	Grupo Ezentis SA	1,629,459	539,601
	Iberpapel Gestion SA	47,911	1,069,972
*	Indra Sistemas SA	856,710	7,388,253
	Laboratorios Farmaceuticos Rovi SA	72,954	2,080,051
	Liberbank SA	13,690,046	2,738,162
*	Masmovil Ibercom SA	410,017	7,741,855
	Mediaset Espana Comunicacion SA	1,072,499	3,843,080
	Melia Hotels International SA	792,923	3,638,423
	Miquel y Costas & Miquel SA	142,923	1,786,507
*	Neinor Homes SA	17,930	157,098
*	Obrascon Huarte Lain SA	905,725	729,613
# *	Pharma Mar SA	1,314,720	7,860,377
	Prim SA	39,523	393,905
*	Promotora de Informaciones SA, Class A	2,268,277	1,498,807
	Prosegur Cia de Seguridad SA	1,794,584	3,957,792
*	Quabit Inmobiliaria SA	782,979	376,030
*	Realia Business SA	1,782,137	1,430,252
	Renta 4 Banco SA	442	2,910
	Sacyr S.A.	3,062,890	5,744,370
# *	Solaria Energia y Medio Ambiente SA	395,783	4,038,323
*	Talgo SA	615,814	2,981,209
*	Tecnicas Reunidas SA	195,397	2,994,328
	Tubacex SA	772,793	1,158,747
	Unicaja Banco SA	2,473,035	1,338,105
	Vidrala SA	117,537	10,529,031
	Viscofan SA	280,336	17,966,233
	Vocento SA	352,577	296,232
	Zardoya Otis SA	1,131,276	7,873,178

TOTAL SPAIN			279,172,272

SWEDEN — (7.0%)
	AcadeMedia AB	398,138	2,056,958
*	Adapteo Oyj	280,480	2,011,253
#	AddLife AB, Class B	54,845	1,736,880
	AddNode Group AB	84,058	1,445,021
	AddTech AB, Class B	376,635	10,210,789
*	AF POYRY AB	665,456	12,090,054
#	Alimak Group AB	253,043	2,718,486
	Ambea AB	7,111	34,843
*	Arise AB	36,861	129,176
	Arjo AB, Class B	898,834	4,439,319

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atrium Ljungberg AB, Class B	244,368	$3,386,554
*	Attendo AB	680,729	2,587,121
	Avanza Bank Holding AB	687,653	8,308,089
	BE Group AB	27,710	81,045
	Beijer Alma AB	284,490	2,714,266
	Beijer Electronics Group AB	93,898	365,215
	Beijer Ref AB	313,900	6,449,853
	Bergman & Beving AB	193,579	1,140,536
	Besqab AB	21,962	219,082
#	Betsson AB	977,562	5,508,750
	Bilia AB, Class A	659,191	4,470,497
	BillerudKorsnas AB	748,458	9,435,816
	BioGaia AB, Class B	122,544	5,905,081
	Biotage AB	456,538	5,643,563
	Bjorn Borg AB	99,769	119,356
	Bonava AB, Class B	458,773	2,223,587
*	Bravida Holding AB	955,458	7,714,245
*	Bufab AB	216,961	1,749,035
# *	Bulten AB	119,933	625,872
	Bure Equity AB	449,636	8,209,851
# *	Byggmax Group AB	356,302	1,537,586
	Catena AB	152,830	4,863,002
*	Cavotec SA	79,682	132,082
	Clas Ohlson AB, Class B	148,783	1,305,767
*	Cloetta AB, Class B	1,667,143	3,839,082
# *	Collector AB	134,446	206,638
	Coor Service Management Holding AB	265,642	1,748,273
#	Corem Property Group AB, Class B	163,626	314,913
	Dios Fastigheter AB	868,442	5,347,669
*	Dometic Group AB	1,261,570	8,431,511
*	Doro AB	155,569	515,516
	Duni AB	220,953	1,813,322
#	Dustin Group AB	449,101	2,292,168
	Eastnine AB	126,421	1,444,906
	Elanders AB, Class B	54,920	280,394
# *	Eltel AB	201,453	409,135
# *	Enea AB	96,899	1,310,503
#	eWork Group AB	32,666	212,817
	Fagerhult AB	293,570	1,134,835
# *	Fingerprint Cards AB, Class B	634,700	997,687
	Granges AB	546,114	3,990,386
*	Gunnebo AB	247,275	440,208
	Haldex AB	276,371	1,002,735
	Heba Fastighets AB, Class B	133,938	1,163,637
*	Hexpol AB	147,016	1,056,198
	HIQ International AB	168,305	695,819
# *	HMS Networks AB	115,458	1,988,770
# *	Hoist Finance AB	515,550	1,419,819
	Humana AB	81,076	345,317
	Inwido AB	412,437	2,371,013
#	JM AB	525,001	9,729,498
#	Kindred Group P.L.C.	1,200,537	5,684,899
	Klovern AB, Class B	3,984,878	5,382,643
*	KNOW IT AB	201,771	2,965,360
	Kungsleden AB	1,454,309	11,075,218
	Lagercrantz Group AB, Class B	465,779	6,445,183
	Lindab International AB	603,188	5,527,001
	Loomis AB, Class B	256,870	6,263,965
# *	Medivir AB, Class B	169,635	283,087

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# *	Mekonomen AB	321,005	$1,662,430
*	Modern Times Group MTG AB, Class B	337,189	3,392,312
	Momentum Group AB, Class B	184,982	1,684,007
#	Mycronic AB	487,750	8,147,701
#	NCC AB, Class B	112,716	1,718,332
# *	Nederman Holding AB	29,566	323,467
# *	Net Insight AB, Class B	1,129,868	209,207
#	New Wave Group AB, Class B	435,702	1,315,948
	Nobia AB	860,489	3,217,305
	Nobina AB	739,814	4,034,236
	Nolato AB, Class B	159,009	8,357,435
	Nordic Entertainment Group AB, Class B	51,345	1,216,949
	Nordic Waterproofing Holding A.S.	62,463	541,610
	NP3 Fastigheter AB	152,387	1,245,577
*	Nyfosa AB	1,252,852	7,670,987
*	OEM International AB, Class B	46,319	959,487
*	Pandox AB	23,104	244,812
	Peab AB, Class B	676,819	5,155,967
	Platzer Fastigheter Holding AB, Class B	249,458	1,915,307
	Pricer AB, Class B	892,974	1,797,771
	Proact IT Group AB	61,281	786,857
# *	Qliro Group AB	857,613	387,031
*	Ratos AB, Class B	1,503,826	3,559,707
*	RaySearch Laboratories AB	163,313	1,241,541
#	Recipharm AB, Class B	371,662	4,415,854
	Resurs Holding AB	622,116	2,289,088
	Rottneros AB	672,020	655,010
	Sagax AB, Class B	191,835	2,076,836
	Samhallsbyggnadsbolaget i Norden AB	4,902,905	9,494,754
# *	SAS AB	1,953,163	1,826,222
	Scandi Standard AB	399,701	2,613,085
	Scandic Hotels Group AB	185,586	850,279
	Sectra AB, Class B	111,168	4,725,521
*	Semcon AB	118,592	661,909
# *	Sensys Gatso Group AB	2,274,070	263,990
#	SkiStar AB	314,278	2,919,434
	Sweco AB, Class B	44,779	1,529,843
	Systemair AB	84,050	1,187,090
#	Thule Group AB	722,451	13,471,437
#	Troax Group AB	210,818	2,414,798
*	VBG Group AB, Class B	26,108	360,350
	Vitrolife AB	6,863	124,533
#	Wihlborgs Fastigheter AB	983,603	14,035,195

TOTAL SWEDEN			346,399,966

SWITZERLAND — (13.3%)
	Allreal Holding AG	114,189	21,209,678
	ALSO Holding AG	43,335	8,915,115
*	ams AG	1,516,165	19,902,480
	APG SGA SA	8,640	1,584,702
*	Arbonia AG	340,972	2,891,189
*	Aryzta AG	6,545,222	2,659,479
*	Ascom Holding AG	235,917	1,789,226
# *	Autoneum Holding AG	21,144	1,858,611
	Bachem Holding AG, Class B	3,642	860,349
	Banque Cantonale de Geneve	9,327	1,759,479
	Banque Cantonale du Jura SA	4,071	224,877
	Banque Cantonale Vaudoise	7,529	6,647,882
	Belimo Holding AG	3,028	20,159,196

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Bell Food Group AG	14,116	$3,605,014
	Bellevue Group AG	56,426	1,268,636
	Berner Kantonalbank AG	28,789	6,712,441
	BKW AG	153,128	12,421,103
#	Bobst Group SA	64,411	3,215,221
	Bossard Holding AG, Class A	43,180	5,385,526
	Bucher Industries AG	54,197	15,285,454
	Burckhardt Compression Holding AG	541	109,774
	Burkhalter Holding AG	28,978	1,876,026
	Calida Holding AG	32,749	1,007,031
#	Carlo Gavazzi Holding AG	2,982	557,364
	Cembra Money Bank AG	187,433	17,818,848
#	Cicor Technologies, Ltd.	14,897	583,934
	Cie Financiere Tradition SA	10,452	1,223,800
	Clariant AG	205,780	3,803,997
	Coltene Holding AG	25,850	1,726,742
	Conzzeta AG	9,547	8,182,229
	Daetwyler Holding AG	40,458	6,933,739
	DKSH Holding AG	223,126	12,564,427
	dormakaba Holding AG	24,237	12,095,260
*	Dottikon Es Holding AG	143	110,510
#	Dufry AG	276,747	9,062,215
#	EFG International AG	657,243	4,080,990
	Emmi AG	15,057	13,830,645
	Energiedienst Holding AG	82,382	2,619,882
*	Evolva Holding SA	3,349,123	764,801
#	Feintool International Holding AG	16,000	783,970
#	Fenix Outdoor International AG	19,372	1,548,905
*	Flughafen Zurich AG	126,351	15,625,412
	Forbo Holding AG	8,613	11,567,245
	Galenica AG	18,858	1,350,428
# *	GAM Holding AG	1,317,887	2,766,779
	Georg Fischer AG	31,555	23,549,456
	Gurit Holding AG	3,022	4,309,604
	Helvetia Holding AG	216,663	19,750,026
*	Hiag Immobilien Holding AG	19,720	1,805,566
# *	HOCHDORF Holding AG	7,010	464,430
	Huber & Suhner AG	94,378	6,026,908
*	Hypothekarbank Lenzburg AG	6	27,028
	Implenia AG	126,765	5,184,950
	Inficon Holding AG	14,600	9,869,000
	Interroll Holding AG	4,787	9,101,827
	Intershop Holding AG	10,318	5,296,882
	Investis Holding SA	3,516	297,890
	Jungfraubahn Holding AG	16,485	2,254,706
	Kardex AG	47,374	6,841,952
# *	Komax Holding AG	25,771	3,737,997
#	Kudelski SA	233,259	822,763
	Landis & Gyr Group AG	8,689	586,768
*	Lastminute.com NV	23,689	520,404
	LEM Holding SA	3,808	4,924,639
	Liechtensteinische Landesbank AG	62,748	3,576,362
	Logitech International SA	121,146	5,834,786
	Luzerner Kantonalbank AG	19,960	8,102,032
*	MCH Group AG	3,800	53,548
*	Meier Tobler Group AG	22,913	288,020
	Metall Zug AG	1,082	2,045,441
# *	Meyer Burger Technology AG	814,920	207,025
*	Mikron Holding AG	8,692	43,230

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Mobilezone Holding AG	279,877	$2,478,445
	Mobimo Holding AG	55,872	15,401,238
# *	Newron Pharmaceuticals SpA	27,456	177,097
	OC Oerlikon Corp. AG	1,609,083	12,084,276
# *	Orascom Development Holding AG	96,488	834,162
#	Orell Fuessli Holding AG	5,028	481,640
	Orior AG	37,151	3,086,001
	Phoenix Mecano AG	4,407	1,685,715
	Plazza AG, Class A	7,247	2,096,325
	PSP Swiss Property AG	331,480	38,507,157
	Rieter Holding AG	21,561	2,103,038
	Romande Energie Holding SA	2,625	2,850,966
#	Schaffner Holding AG	3,363	557,919
# *	Schmolz + Bickenbach AG	3,310,891	621,316
	Schweiter Technologies AG	6,895	6,840,727
	SFS Group AG	126,103	9,978,708
	Siegfried Holding AG	30,001	13,674,869
	SIG Combibloc Group AG	160,186	2,594,492
	St Galler Kantonalbank AG	16,726	7,222,230
	Sulzer AG	136,230	9,635,471
	Sunrise Communications Group AG	271,523	21,749,410
	Swiss Prime Site AG	10,169	968,155
	Swissquote Group Holding SA	77,115	5,007,931
	Thurgauer Kantonalbank	3,152	337,798
# *	Tornos Holding AG	26,632	118,319
	TX Group AG	16,740	1,113,716
	u-blox Holding AG	53,367	3,738,050
	Valiant Holding AG	105,977	10,236,767
*	Valora Holding AG	27,553	4,949,296
	VAT Group AG	205,035	33,839,258
	Vaudoise Assurances Holding SA	6,628	3,229,326
	Vetropack Holding AG	1,292	3,804,009
*	Von Roll Holding AG	378,198	214,188
	Vontobel Holding AG	226,317	11,752,763
	VP Bank AG	23,617	3,122,792
	VZ Holding AG	90,005	6,283,230
#	Walliser Kantonalbank	18,991	2,111,963
	Warteck Invest AG	27	57,515
#	Ypsomed Holding AG	7,378	967,702
	Zehnder Group AG	81,744	3,203,270
	Zug Estates Holding AG, Class B	1,178	2,349,614
	Zuger Kantonalbank AG	697	4,545,763

TOTAL SWITZERLAND			653,086,478

UNITED KINGDOM — (0.5%)
*	Concentric AB	357,171	4,026,556
*	Dialog Semiconductor P.L.C.	601,965	18,904,625

TOTAL UNITED KINGDOM			22,931,181

TOTAL COMMON STOCKS			4,438,910,904

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
	Biotest AG	100,615	2,307,372
	Draegerwerk AG & Co. KGaA	58,910	4,929,917
	Fuchs Petrolub SE	265,955	10,312,552
	Jungheinrich AG	366,703	6,622,068
	Sixt SE	116,451	5,408,909

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	GERMANY — (Continued)
	STO SE & Co. KGaA	13,545	$1,364,029
	Villeroy & Boch AG	50,436	617,993

	TOTAL GERMANY		31,562,840

	RIGHTS/WARRANTS — (0.0%)

	AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

	FRANCE — (0.0%)
*	Metabolic Explorer SA Warrants 03/19/21	156,395	4,799

	ISRAEL — (0.0%)
*	Arko Holdings, Ltd. Rights 05/10/20	1,267	12,464

	NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	200,138	103,927

	TOTAL RIGHTS/WARRANTS		121,190

	TOTAL INVESTMENT SECURITIES (Cost $ 4,808,610,615)		4,470,594,934

			Value†
	SECURITIES LENDING COLLATERAL — (9.1%)
@ §	The DFA Short Term Investment Fund	38,464,244	445,069,770

	TOTAL INVESTMENTS — (100.0%) (Cost $ 5,253,612,807)		$4,915,664,704

P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$158,666,494	—	$158,666,494
Belgium	$1,814,330	173,254,136	—	175,068,466
Denmark	—	237,115,951	—	237,115,951
Finland	—	289,428,955	—	289,428,955
France	—	445,909,103	—	445,909,103
Germany	16,917,414	683,930,997	—	700,848,411
Ireland	—	25,736,870	—	25,736,870
Israel	617,686	161,309,412	—	161,927,098
Italy	—	438,597,219	—	438,597,219
Netherlands	—	365,336,540	—	365,336,540
Norway	196,521	97,974,901	—	98,171,422
Portugal	—	40,514,478	—	40,514,478
Spain	—	279,172,272	—	279,172,272

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$346,399,966	—	$346,399,966
Switzerland	—	653,086,478	—	653,086,478
United Kingdom	—	22,931,181	—	22,931,181
Preferred Stocks
Germany	—	31,562,840	—	31,562,840
Rights/Warrants
France	—	4,799	—	4,799
Israel	—	12,464	—	12,464
Norway	—	103,927	—	103,927
Securities Lending Collateral	—	445,069,770	—	445,069,770

TOTAL	$19,545,951	$4,896,118,753	—	$4,915,664,704

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
BRAZIL — (4.2%)
#	Ambev SA, ADR	4,308,999	$9,264,348
	Atacadao SA	247,864	911,617
*	B2W Cia Digital	164,095	2,210,405
	B3 SA - Brasil Bolsa Balcao	1,206,957	8,527,426
	Banco Bradesco SA, ADR	1,160,714	4,085,714
	Banco Bradesco SA	1,005,393	3,246,603
	Banco BTG Pactual SA	210,458	1,637,098
	Banco do Brasil SA	683,865	3,584,132
	Banco Santander Brasil SA	413,562	2,053,398
	BB Seguridade Participacoes SA	636,043	3,105,416
#	Braskem SA, Sponsored ADR	144,940	1,137,779
*	BRF SA	588,923	2,099,931
	CCR SA	2,445,817	5,554,688
	Centrais Eletricas Brasileiras SA	107,077	477,504
	Centrais Eletricas Brasileiras SA, ADR	7,825	37,404
	Cia Brasileira de Distribuicao	429,889	5,234,971
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,122,849
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	313,792
	Cia Energetica de Minas Gerais	150,700	267,984
	Cia Paranaense de Energia, Sponsored ADR	8,700	89,175
	Cia Paranaense de Energia	19,900	194,685
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	840,562
	Cia Siderurgica Nacional SA	1,479,065	2,437,048
	Cielo SA	721,236	538,484
	Cogna Educacao	1,463,872	1,491,357
	Cosan SA	291,326	3,232,610
	CPFL Energia SA	121,800	650,448
	Energisa SA	228,135	1,833,336
	Engie Brasil Energia SA	207,476	1,492,573
	Equatorial Energia SA	1,665,000	5,612,360
#	Gerdau SA, Sponsored ADR	278,683	599,168
	Gerdau SA	113,216	223,813
	Hapvida Participacoes e Investimentos SA	90,409	871,853
	Hypera SA	412,463	2,205,709
	IRB Brasil Resseguros SA	712,314	1,338,724
	Itau Unibanco Holding SA	414,109	1,675,352
	JBS SA	1,943,203	8,519,090
	Klabin SA	1,710,990	5,603,768
	Localiza Rent a Car SA	718,414	4,516,923
	Lojas Americanas SA	148,413	554,853
	Lojas Renner SA	1,008,565	7,120,177
	Magazine Luiza SA	972,180	8,885,295
	Natura & Co. Holding SA	678,400	4,431,264
	Notre Dame Intermedica Participacoes S.A.	577,192	5,817,667
	Petrobras Distribuidora SA	990,655	3,557,898
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	1,299,604	8,668,359
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	556,265	3,843,791
	Petroleo Brasileiro SA BRPETRACNOR9	3,033,556	10,403,983
	Porto Seguro SA	315,955	2,631,457
	Raia Drogasil SA	361,585	6,967,189
*	Rumo SA	1,113,809	4,053,454
	Sul America SA	557,325	4,586,383
*	Suzano SA	725,080	5,254,860
# *	Suzano SA, Sponsored ADR	90,813	654,761
	TIM Participacoes SA	1,203,613	2,824,271

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	1,019,063	$2,717,301
	Ultrapar Participacoes SA, Sponsored ADR	111,399	297,435
	Vale SA, Sponsored ADR	1,665,739	13,742,343
	Vale SA	3,260,013	26,893,500
	WEG SA	363,333	2,668,589

TOTAL BRAZIL			226,414,927

CHILE — (0.8%)
	AES Gener SA	2,468,815	363,772
	Aguas Andinas SA, Class A	4,770,656	1,599,933
#	Banco de Chile, ADR	128,472	2,306,078
	Banco de Credito e Inversiones SA	44,288	1,644,308
#	Banco Santander Chile, ADR	200,875	3,378,717
	Cencosud SA	2,462,764	2,979,269
	Cia Cervecerias Unidas SA	109,017	783,449
#	Cia Cervecerias Unidas SA, Sponsored ADR	78,166	1,111,521
	Colbun SA	10,841,688	1,590,738
	Embotelladora Andina SA, ADR, Class B	24,029	333,458
*	Empresa Nacional de Telecomunicaciones SA	260,143	1,573,508
	Empresas CMPC SA	1,621,835	3,496,396
	Empresas COPEC SA	294,478	1,840,443
	Enel Americas SA, ADR	1,131,713	9,155,559
	Enel Chile SA, ADR	790,057	3,168,129
	Falabella SA	756,226	2,065,152
	Itau CorpBanca Chile SA	240,267,938	680,025
	Itau CorpBanca Chile SA, ADR	28,430	121,396
#	Latam Airlines Group SA, Sponsored ADR	414,639	1,575,628
	Latam Airlines Group SA	27,618	104,366
	Parque Arauco SA	43,325	72,706
	Plaza SA	74,670	107,502
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	3,509,741

TOTAL CHILE			43,561,794

CHINA — (29.6%)
*	51job, Inc., ADR	36,065	2,161,736
*	58.com, Inc., ADR	98,295	5,106,425
#	AAC Technologies Holdings, Inc.	1,726,500	8,165,638
	Agile Group Holdings, Ltd.	4,030,000	4,532,816
	Agricultural Bank of China, Ltd., Class H	22,163,000	9,219,405
	Air China, Ltd., Class H	4,598,000	3,278,497
*	Alibaba Group Holding, Ltd., Sponsored ADR	820,397	166,269,873
*	Alibaba Health Information Technology, Ltd.	1,284,000	3,071,337
# *	Alibaba Pictures Group, Ltd.	2,380,000	318,768
# *	Aluminum Corp. of China, Ltd., ADR	62,341	329,784
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	803,982
	Angang Steel Co., Ltd., Class H	3,060,200	824,967
	Anhui Conch Cement Co., Ltd., Class H	1,711,000	13,491,882
#	ANTA Sports Products, Ltd.	912,000	7,766,620
	BAIC Motor Corp., Ltd., Class H	3,744,500	1,638,181
*	Baidu, Inc., Sponsored ADR	251,456	25,379,454
	Bank of China, Ltd., Class H	47,943,181	18,252,100
	Bank of Communications Co., Ltd., Class H	6,643,515	4,210,036
#	BBMG Corp., Class H	1,819,500	460,002
*	BeiGene, Ltd., ADR	2,448	374,128
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	785,263
	Beijing Enterprises Holdings, Ltd.	719,472	2,548,792
	Beijing Enterprises Water Group, Ltd.	6,636,000	2,575,110
	Bosideng International Holdings, Ltd.	104,000	28,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings, Ltd.	988,000	$914,135
#	BYD Co., Ltd., Class H	1,095,886	6,815,155
	CGN Power Co., Ltd., Class H	5,516,000	1,387,546
	Changchun High & New Technology Industry Group, Inc., Class A	2,300	191,438
	China Cinda Asset Management Co., Ltd., Class H	12,693,000	2,460,119
	China CITIC Bank Corp., Ltd., Class H	13,281,928	6,488,677
#	China Coal Energy Co., Ltd., Class H	3,334,777	892,175
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,950
	China Communications Construction Co., Ltd., Class H	4,943,000	3,322,411
	China Communications Services Corp., Ltd., Class H	3,736,000	2,663,067
	China Conch Venture Holdings, Ltd.	2,355,000	11,260,137
	China Construction Bank Corp., Class H	76,613,590	61,494,905
# *	China Eastern Airlines Corp., Ltd., ADR	11,904	234,747
# *	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,329,773
	China Everbright Bank Co., Ltd., Class H	4,683,000	1,987,245
	China Everbright International, Ltd.	2,975,703	1,720,833
#	China Evergrande Group	3,952,000	7,025,616
	China Galaxy Securities Co., Ltd., Class H	5,089,500	2,584,456
	China Gas Holdings, Ltd.	3,123,200	11,364,502
	China Hongqiao Group, Ltd.	2,630,000	1,296,464
	China Huarong Asset Management Co., Ltd., Class H	15,246,000	1,699,241
#	China International Capital Corp., Ltd., Class H	2,534,800	3,892,709
	China International Marine Containers Group Co., Ltd., Class H	354,720	314,058
	China International Travel Service Corp, Ltd., Class A	65,400	838,342
	China Jinmao Holdings Group, Ltd.	6,422,000	4,521,482
#	China Life Insurance Co., Ltd., ADR	455,615	4,797,626
	China Life Insurance Co., Ltd., Class H	1,387,000	2,958,053
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,435,510
	China Mengniu Dairy Co., Ltd.	3,566,000	12,627,591
	China Merchants Bank Co., Ltd., Class H	3,814,554	18,051,647
	China Merchants Port Holdings Co., Ltd.	1,862,638	2,397,333
	China Merchants Securities Co., Ltd., Class H	412,200	452,346
	China Minsheng Banking Corp., Ltd., Class H	9,083,100	6,766,003
	China Mobile, Ltd.	1,195,500	9,610,693
#	China Mobile, Ltd., Sponsored ADR	985,751	39,400,467
#	China Molybdenum Co., Ltd., Class H	4,239,966	1,279,202
	China National Building Material Co., Ltd., Class H	10,930,000	13,653,162
	China National Nuclear Power Co., Ltd., Class A	633,485	387,232
	China Oilfield Services, Ltd., Class H	4,074,000	3,173,298
	China Overseas Land & Investment, Ltd.	8,252,500	30,484,287
#	China Pacific Insurance Group Co., Ltd., Class H	4,381,600	14,496,215
	China Petroleum & Chemical Corp., ADR	85,194	4,232,423
	China Petroleum & Chemical Corp., Class H	18,710,800	9,325,699
	China Railway Construction Corp., Ltd., Class H	3,049,000	3,347,823
	China Railway Group, Ltd., Class H	5,812,000	3,475,154
*	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	970,188
	China Reinsurance Group Corp., Class H	7,224,000	846,480
	China Resources Beer Holdings Co., Ltd.	1,481,611	6,978,107
	China Resources Cement Holdings, Ltd.	6,138,000	8,352,000
	China Resources Gas Group, Ltd.	2,102,000	11,813,938
	China Resources Land, Ltd.	5,224,666	21,589,382
	China Resources Pharmaceutical Group, Ltd.	1,594,500	1,001,391
	China Resources Power Holdings Co., Ltd.	2,194,517	2,599,284
	China Shenhua Energy Co., Ltd., Class H	3,605,000	6,386,574
	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	287,039
#	China Southern Airlines Co., Ltd., Class H	4,054,000	2,027,125
	China State Construction International Holdings, Ltd.	836,250	648,350
#	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,272,630
	China Telecom Corp., Ltd., ADR	55,096	1,851,226

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Telecom Corp., Ltd., Class H	3,440,000	$1,188,177
	China Unicom Hong Kong, Ltd.	6,624,000	4,283,955
	China Unicom Hong Kong, Ltd., ADR	549,731	3,523,776
	China United Network Communications, Ltd., Class A	654,168	479,779
	China Vanke Co., Ltd., Class H	1,641,100	5,515,292
	China Yangtze Power Co., Ltd., Class A	236,694	583,038
	Chongqing Rural Commercial Bank Co., Ltd., Class H	5,378,000	2,346,175
	CIFI Holdings Group Co., Ltd.	4,673,191	3,570,025
	CITIC Securities Co., Ltd., Class H	2,399,500	4,596,218
	CITIC, Ltd.	11,427,000	11,868,115
	CNOOC, Ltd.	7,462,000	8,250,148
	CNOOC, Ltd., Sponsored ADR	116,097	13,045,820
	Contemporary Amperex Technology Co., Ltd., Class A	21,800	432,649
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	4,016,500	1,160,439
	Country Garden Holdings Co., Ltd.	13,960,087	18,083,552
#	Country Garden Services Holdings Co., Ltd.	1,687,492	7,796,502
	CRRC Corp., Ltd., Class H	4,225,000	2,236,539
	CSC Financial Co., Ltd., Class H	854,000	782,773
	CSPC Pharmaceutical Group, Ltd.	4,620,000	9,146,287
	Dali Foods Group Co., Ltd.	4,627,500	2,858,793
#	Datang International Power Generation Co., Ltd., Class H	3,446,000	498,521
	Dongfeng Motor Group Co., Ltd., Class H	4,288,000	2,844,065
	ENN Energy Holdings, Ltd.	848,700	9,566,938
#	Everbright Securities Co., Ltd., Class H	466,600	288,007
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	21,100	364,274
	Fosun International, Ltd.	4,065,722	5,104,378
#	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	2,531,649
# *	GDS Holdings, Ltd., ADR	33,715	1,932,544
#	Geely Automobile Holdings, Ltd.	9,846,000	15,315,665
	GF Securities Co., Ltd., Class H	1,637,200	1,776,559
	Great Wall Motor Co., Ltd., Class H	4,947,500	3,307,682
	Gree Electric Appliances, Inc., Class A	74,733	571,751
	Guangdong Investment, Ltd.	2,084,000	4,331,524
#	Guangshen Railway Co., Ltd., Sponsored ADR	13,237	131,046
#	Guangzhou Automobile Group Co., Ltd., Class H	2,917,162	2,617,589
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	356,000	931,466
	Guangzhou R&F Properties Co., Ltd., Class H	3,670,800	4,661,498
	Guotai Junan Securities Co., Ltd., Class H	570,200	811,590
	Haier Electronics Group Co., Ltd.	2,965,000	8,165,879
	Haier Smart Home Co., Ltd., Class A	84,900	183,249
	Haitian International Holdings, Ltd.	22,000	38,926
	Haitong Securities Co., Ltd., Class H	3,485,200	3,155,222
	Henan Shuanghui Investment & Development Co., Ltd., Class A	41,100	233,693
	Hengan International Group Co., Ltd.	1,801,500	16,020,639
#	Huadian Power International Corp., Ltd., Class H	1,738,000	604,615
	Huaneng Power International, Inc., Sponsored ADR	33,132	494,661
	Huaneng Power International, Inc., Class H	2,986,000	1,122,568
#	Huatai Securities Co., Ltd., Class H	1,677,200	2,781,434
	Huazhu Group, Ltd., ADR	182,824	6,583,492
	Huishang Bank Corp., Ltd., Class H	646,800	231,474
	Industrial & Commercial Bank of China, Ltd., Class H	51,034,185	34,218,887
*	JD.com, Inc., ADR	285,375	12,299,663
	Jiangsu Expressway Co., Ltd., Class H	1,388,000	1,656,807
	Jiangsu Hengrui Medicine Co., Ltd., Class A	91,180	1,185,842
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,474,858
*	JOYY, Inc., ADR	63,433	3,866,876
	Kingdee International Software Group Co., Ltd.	267,000	381,857
	Kunlun Energy Co., Ltd.	9,690,000	6,312,989
	Kweichow Moutai Co., Ltd., Class A	100	17,814

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KWG Group Holdings, Ltd.	670,500	$991,867
	Legend Holdings Corp., Class H	428,300	501,211
	Lenovo Group, Ltd.	19,511,278	10,539,933
	Li Ning Co., Ltd.	2,676,500	8,450,978
	Livzon Pharmaceutical Group, Inc., Class H	49,600	221,042
	Logan Property Holdings Co., Ltd.	3,728,000	5,876,762
	Longfor Group Holdings, Ltd.	2,962,500	15,061,441
#	Metallurgical Corp. of China, Ltd., Class H	3,852,000	668,540
	Momo, Inc., Sponsored ADR	345,497	8,319,568
	NetEase, Inc., ADR	66,818	23,049,537
	New China Life Insurance Co., Ltd., Class H	1,003,200	3,475,797
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	11,975,274
	Nine Dragons Paper Holdings, Ltd.	3,293,000	3,150,487
	Orient Securities Co., Ltd., Class H	1,280,000	657,600
	People’s Insurance Co. Group of China, Ltd. (The), Class H	7,749,000	2,536,099
#	PetroChina Co., Ltd., ADR	118,623	4,250,262
	PetroChina Co., Ltd., Class H	10,762,000	3,865,619
	PICC Property & Casualty Co., Ltd., Class H	8,297,198	7,939,967
# *	Pinduoduo, Inc., ADR	66,289	3,144,750
	Ping An Bank Co., Ltd., Class A	562,800	1,098,084
# *	Ping An Healthcare and Technology Co., Ltd.	306,900	4,227,851
	Ping An Insurance Group Co. of China, Ltd., Class H	5,575,000	56,732,640
	Postal Savings Bank of China Co., Ltd., Class H	6,028,000	3,602,046
	Qingdao Port International Co., Ltd., Class H	164,000	88,250
	Red Star Macalline Group Corp., Ltd., Class H	464,209	294,824
	SAIC Motor Corp, Ltd., Class A	31,000	82,073
#	Seazen Group, Ltd.	5,844,000	5,678,900
# *	Semiconductor Manufacturing International Corp.	4,132,600	7,756,647
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,608,000	5,481,072
	Shanghai Electric Group Co., Ltd., Class H	3,882,000	1,193,123
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	746,500	2,820,267
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,351,800	2,379,444
	Shenwan Hongyuan Group Co., Ltd.	766,400	185,056
	Shenzhen International Holdings, Ltd.	210,009	405,886
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	20,000	716,559
	Shenzhou International Group Holdings, Ltd.	1,251,200	14,440,889
	Shimao Property Holdings, Ltd.	3,062,871	12,450,184
	Sino Biopharmaceutical, Ltd.	13,413,000	19,550,777
*	Sinopec Oilfield Service Corp., Class H	1,960,000	142,010
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,955,000	802,286
	Sinopharm Group Co., Ltd., Class H	2,415,600	6,513,326
	Sinotruk Hong Kong, Ltd.	1,510,500	3,062,601
	Sun Art Retail Group, Ltd.	4,995,500	8,316,904
#	Sunac China Holdings, Ltd.	4,813,000	21,529,758
	Sunny Optical Technology Group Co., Ltd.	581,700	8,100,473
	Tencent Holdings, Ltd.	4,136,100	217,432,430
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,152,414
	TravelSky Technology, Ltd., Class H	1,714,000	3,026,800
*	Trip.com Group Ltd., ADR	526,849	13,571,630
	Tsingtao Brewery Co., Ltd., Class H	752,000	4,568,345
	Uni-President China Holdings, Ltd.	76,000	76,299
	United Energy Group, Ltd.	6,242,000	1,136,792
*	Vipshop Holdings, Ltd., ADR	978,073	15,580,703
	Want Want China Holdings, Ltd.	12,213,000	8,704,711
# *	Weibo Corp., Sponsored ADR	134,278	5,039,453
	Weichai Power Co., Ltd., Class H	3,524,800	6,193,104
	Wuliangye Yibin Co., Ltd., Class A	70,657	1,344,257
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,012,227
#	Xinyi Solar Holdings, Ltd.	6,670,000	4,233,123

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	$3,738,018
	Yihai International Holding, Ltd.	861,000	6,861,210
	Yum China Holdings, Inc.	404,145	19,584,867
	Zhejiang Expressway Co., Ltd., Class H	904,000	683,692
	Zhongsheng Group Holdings, Ltd.	1,513,000	6,072,746
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	1,458,290
	Zijin Mining Group Co., Ltd., Class H	8,813,000	3,598,073
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,238,600	1,812,339
# *	ZTE Corp., Class H	743,485	2,095,631
#	ZTO Express Cayman, Inc., ADR	364,661	10,852,311

TOTAL CHINA			1,582,447,025

COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	850,671
	Bancolombia SA, Sponsored ADR	79,834	2,083,667
	Bancolombia SA	206,253	1,319,102
	Cementos Argos SA	237,549	233,709
#	Ecopetrol SA, Sponsored ADR	79,999	835,990
	Ecopetrol SA	3,327,922	1,756,847
	Grupo Argos SA	402,382	937,096
	Grupo Aval Acciones y Valores SA, ADR	81,855	343,791
	Grupo de Inversiones Suramericana SA	298,226	1,621,072
*	Grupo Energia Bogota SA ESP	766,661	433,776
	Grupo Nutresa SA	173,509	966,812
	Interconexion Electrica SA ESP	451,404	2,075,159

TOTAL COLOMBIA			13,457,692

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	178,503	3,318,634
*	Komercni banka A.S.	57,958	1,227,246
	O2 Czech Republic A.S.	71,923	630,004

TOTAL CZECH REPUBLIC			5,175,884

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,485,309	5,695,453
	Commercial International Bank Egypt S.A.E., GDR	770	2,957
	Egyptian Financial Group-Hermes Holding Co., GDR	5,959	8,819
	Egyptian Financial Group-Hermes Holding Co., GDR	9,856	14,579

TOTAL EGYPT			5,721,808

GREECE — (0.3%)
*	Alpha Bank AE	762,661	556,914
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	678,599
*	FF Group	12,618	61,828
	Hellenic Petroleum SA	84,307	559,929
	Hellenic Telecommunications Organization SA	262,977	3,474,317
	JUMBO SA	147,071	2,301,647
	Motor Oil Hellas Corinth Refineries SA	89,758	1,329,934
	Mytilineos SA	88,879	662,764
*	National Bank of Greece SA	392,915	532,822
	OPAP SA	319,281	2,859,899
	Terna Energy SA	78,450	732,641
*	Titan Cement International SA	61,385	849,171

TOTAL GREECE			14,600,465

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.4%)
	MOL Hungarian Oil & Gas P.L.C.	1,199,674	$7,594,914
	OTP Bank P.L.C.	262,272	7,767,445
	Richter Gedeon Nyrt	184,699	3,946,785

TOTAL HUNGARY			19,309,144

INDIA — (11.4%)
*	3M India, Ltd.	2,464	626,201
*	5Paisa Capital, Ltd.	3,472	7,186
	ABB India, Ltd.	42,536	510,458
*	ABB Powar Products & System India, Ltd.	8,507	91,297
	ACC, Ltd.	91,975	1,419,848
	Adani Enterprises, Ltd.	131,784	243,114
	Adani Gas, Ltd.	274,364	378,189
*	Adani Green Energy, Ltd.	267,657	744,668
	Adani Ports & Special Economic Zone, Ltd.	1,073,000	4,127,641
*	Adani Power, Ltd.	1,288,677	535,933
*	Adani Transmissions, Ltd.	401,310	1,090,632
*	Aditya Birla Capital, Ltd.	902,487	595,824
*	Aditya Birla Fashion and Retail, Ltd.	207,426	317,357
	AIA Engineering, Ltd.	11,478	247,490
	Ambuja Cements, Ltd.	1,023,104	2,321,672
	Apollo Hospitals Enterprise, Ltd.	102,603	1,890,257
	Ashok Leyland, Ltd.	3,332,094	2,287,961
	Asian Paints, Ltd.	350,292	8,188,738
	Astral Polytechnik, Ltd.	9,818	123,261
	Aurobindo Pharma, Ltd.	749,582	6,130,363
*	Avenue Supermarts, Ltd.	79,439	2,466,172
	Axis Bank, Ltd.	1,556,357	9,075,571
	Bajaj Auto, Ltd.	132,305	4,601,799
	Bajaj Finance, Ltd.	216,107	6,607,339
	Bajaj Finserv, Ltd.	46,272	3,106,270
	Bajaj Holdings & Investment, Ltd.	65,332	1,762,869
	Balkrishna Industries, Ltd.	140,951	1,713,803
	Bandhan Bank, Ltd.	68,599	236,622
*	Bank of Baroda	1,773,450	1,151,537
	Bata India, Ltd.	32,925	601,828
	Bayer CropScience, Ltd.	3,229	183,629
	Berger Paints India, Ltd.	372,075	2,495,157
	Bharat Electronics, Ltd.	1,847,465	1,767,757
	Bharat Forge, Ltd.	348,724	1,416,477
	Bharat Petroleum Corp., Ltd.	775,412	3,812,529
*	Bharti Airtel, Ltd.	2,109,825	14,375,148
	Bharti Infratel, Ltd.	704,276	1,628,024
	Biocon, Ltd.	377,141	1,760,734
	Bosch, Ltd.	11,674	1,630,162
	Britannia Industries, Ltd.	63,182	2,639,627
	Cadila Healthcare, Ltd.	546,772	2,346,754
	Castrol India, Ltd.	367,703	633,509
	Cholamandalam Investment and Finance Co., Ltd.	687,891	1,437,993
	Cipla, Ltd.	656,759	5,114,772
	City Union Bank, Ltd.	91,846	173,874
	Coal India, Ltd.	771,890	1,512,423
	Colgate-Palmolive India, Ltd.	124,817	2,417,332
	Container Corp. Of India, Ltd.	383,872	1,903,972
	Coromandel International, Ltd.	5,122	39,856
	Dabur India, Ltd.	575,459	3,728,137
*	Dalmia Bharat, Ltd.	54,277	375,614
	Divi’s Laboratories, Ltd.	107,580	3,317,382
	DLF, Ltd.	665,071	1,274,014

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories, Ltd., ADR	135,944	$6,958,973
	Dr Reddy’s Laboratories, Ltd.	45,517	2,354,485
	Edelweiss Financial Services, Ltd.	640,553	333,929
	Eicher Motors, Ltd.	17,878	3,457,973
	Emami, Ltd.	130,917	338,828
	Endurance Technologies, Ltd.	7,367	65,694
	Exide Industries, Ltd.	59,394	123,938
*	Future Retail, Ltd.	172,186	195,436
	GAIL India, Ltd.	2,491,096	3,124,071
	GAIL India, Ltd., GDR	102,369	727,649
	General Insurance Corp. of India	58,534	107,596
	Gillette India, Ltd.	2,559	181,265
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	662,290
	Glenmark Pharmaceuticals, Ltd.	24,206	107,137
	Godrej Consumer Products, Ltd.	383,501	2,751,111
	Godrej Industries, Ltd.	46,360	162,453
*	Godrej Properties, Ltd.	39,365	349,924
	Grasim Industries, Ltd.	503,943	3,365,092
	Havells India, Ltd.	372,220	2,771,721
	HCL Technologies, Ltd.	1,534,242	11,032,772
	HDFC Asset Management Co., Ltd.	23,512	788,693
	HDFC Bank Ltd.	2,767,968	36,282,920
	HDFC Life Insurance Co., Ltd.	340,923	2,249,609
*	Hemisphere Properties India, Ltd.	109,030	90,816
	Hero MotoCorp, Ltd.	131,435	3,725,269
	Hindalco Industries, Ltd.	2,897,154	4,906,452
	Hindustan Petroleum Corp., Ltd.	824,822	2,396,849
	Hindustan Unilever, Ltd.	860,496	25,029,633
	Honeywell Automation India, Ltd.	1,023	383,559
	Housing Development Finance Corp., Ltd.	950,283	24,039,098
	ICICI Bank, Ltd., Sponsored ADR	1,133,676	11,064,673
	ICICI Bank, Ltd.	1,217,943	6,070,841
	ICICI Lombard General Insurance Co., Ltd.	76,631	1,292,087
	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,349,271
	IIFL Finance, Ltd.	120,008	121,632
	IIFL Securities, Ltd.	120,008	54,212
	IIFL Wealth Management, Ltd.	17,144	214,032
	Indian Hotels Co., Ltd. (The)	182,164	192,908
	Indian Oil Corp., Ltd.	1,482,131	1,651,327
	Indraprastha Gas, Ltd.	285,841	1,810,612
	IndusInd Bank, Ltd.	173,449	1,057,869
	Info Edge India, Ltd.	54,033	1,834,853
	Infosys, Ltd., Sponsored ADR	1,345,607	12,419,953
	Infosys, Ltd.	3,098,099	28,940,119
	InterGlobe Aviation, Ltd.	48,289	631,931
	ITC, Ltd.	3,961,294	9,491,092
*	Jindal Steel & Power, Ltd.	422,520	517,758
	JSW Steel, Ltd.	2,645,885	6,295,843
	Jubilant Foodworks, Ltd.	128,080	2,762,269
	Kansai Nerolac Paints, Ltd.	148,155	803,599
	Kotak Mahindra Bank, Ltd.	538,866	9,665,176
	L&T Finance Holdings, Ltd.	805,646	695,887
	Larsen & Toubro Infotech, Ltd.	82,694	1,740,160
	Larsen & Toubro, Ltd.	406,039	4,817,014
	LIC Housing Finance, Ltd.	706,561	2,643,032
	Lupin, Ltd.	508,768	5,600,475
	Mahindra & Mahindra Financial Services, Ltd.	699,743	1,528,241
	Mahindra & Mahindra, Ltd.	1,210,838	5,856,066
	Marico, Ltd.	758,665	2,890,850

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maruti Suzuki India, Ltd.	119,218	$8,438,526
	Mindtree, Ltd.	3,904	47,211
	Motherson Sumi Systems, Ltd.	2,490,668	2,901,116
	Mphasis, Ltd.	149,384	1,478,255
	MRF, Ltd.	2,787	2,220,344
	Muthoot Finance, Ltd.	360,148	4,150,228
	Nestle India, Ltd.	35,878	8,498,125
	NHPC, Ltd.	2,603,953	717,819
	NMDC, Ltd.	397,000	421,189
	NTPC, Ltd.	1,458,107	1,844,029
	Oberoi Realty, Ltd.	67,329	302,781
	Oil & Natural Gas Corp., Ltd.	1,591,875	1,681,377
	Oil India, Ltd.	152,582	198,694
*	Oracle Financial Services Software, Ltd.	37,250	1,152,958
	Page Industries, Ltd.	8,408	2,031,395
	Petronet LNG, Ltd.	1,959,412	6,294,312
	Pfizer, Ltd.	2,520	164,153
	PI Industries, Ltd.	3,550	74,135
	Pidilite Industries, Ltd.	153,526	3,086,961
	Piramal Enterprises, Ltd.	145,472	1,857,160
	Power Finance Corp., Ltd.	2,049,667	2,590,514
	Power Grid Corp. of India, Ltd.	1,759,012	3,789,927
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,565,997
*	Punjab National Bank	2,198,080	939,636
	Rajesh Exports, Ltd.	104,368	857,050
	Ramco Cements, Ltd. (The)	106,172	778,459
	REC, Ltd.	2,208,192	2,784,818
	Reliance Industries, Ltd.	2,888,961	56,093,472
	SBI Life Insurance Co., Ltd.	132,215	1,269,409
	Shree Cement, Ltd.	10,117	2,620,378
	Shriram Transport Finance Co., Ltd.	471,278	4,889,911
	Siemens, Ltd.	46,139	694,363
	SRF, Ltd.	16,021	785,182
*	State Bank of India	1,248,762	3,120,175
*	State Bank of India, GDR	3,947	99,267
	Sun Pharmaceutical Industries, Ltd.	1,028,262	6,292,237
	Sun TV Network, Ltd.	147,962	752,334
	Sundaram Finance Holdings, Ltd.	27,690	16,818
	Sundaram Finance, Ltd.	31,815	535,192
	Supreme Industries, Ltd.	2,121	30,613
	Tata Chemicals, Ltd.	103,755	387,900
	Tata Communications, Ltd.	109,030	619,095
	Tata Consultancy Services, Ltd.	1,056,733	28,045,010
	Tata Consumer Products, Ltd.	521,576	2,424,344
# *	Tata Motors, Ltd., Sponsored ADR	41,094	243,277
*	Tata Motors, Ltd.	6,345,700	7,724,957
	Tata Steel, Ltd.	937,707	3,632,300
	Tech Mahindra, Ltd.	940,107	6,757,613
	Titan Co., Ltd.	346,544	4,421,458
	Torrent Pharmaceuticals, Ltd.	102,897	3,198,409
	UltraTech Cement, Ltd.	105,617	4,913,274
	United Breweries, Ltd.	118,663	1,480,951
*	United Spirits, Ltd.	386,381	2,746,194
	UPL, Ltd.	1,301,255	7,079,881
	Varun Beverages, Ltd.	13,519	120,085
	Vedanta, Ltd.	3,703,380	4,280,708
*	Vodafone Idea, Ltd.	662,516	36,695
	Voltas, Ltd.	71,701	481,060
	Whirlpool of India, Ltd.	27,842	757,825

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro, Ltd.	1,810,760	$4,602,061
	Zee Entertainment Enterprises, Ltd.	1,232,655	2,587,514

TOTAL INDIA			606,872,924

INDONESIA — (2.0%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,204,344
	Adaro Energy Tbk PT	56,601,000	3,468,546
	Aneka Tambang Tbk	11,370,300	388,549
	Astra Agro Lestari Tbk PT	933,945	380,218
	Astra International Tbk PT	20,364,910	5,208,658
	Bank Central Asia Tbk PT	8,034,700	13,917,625
	Bank Danamon Indonesia Tbk PT	4,650,879	772,620
	Bank Mandiri Persero Tbk PT	12,156,434	3,613,636
	Bank Negara Indonesia Persero Tbk PT	11,287,822	3,080,395
*	Bank Pan Indonesia Tbk PT	3,864,200	193,690
*	Bank Permata Tbk PT	7,533,700	622,550
	Bank Rakyat Indonesia Persero Tbk PT	59,710,700	10,860,622
	Bank Tabungan Negara Persero Tbk PT	4,000,200	235,578
	Bank Tabungan Pensiunan Nasional Syariah TBK	49,700	7,276
*	Barito Pacific Tbk PT	57,751,500	5,591,941
	Bayan Resources Tbk PT	79,500	77,496
	Bukit Asam Tbk PT	10,954,400	1,371,325
*	Bumi Serpong Damai Tbk PT	10,917,100	513,609
	Charoen Pokphand Indonesia Tbk PT	9,557,800	2,938,981
	Ciputra Development Tbk PT	4,428,800	159,653
	Gudang Garam Tbk PT	1,030,300	3,131,908
	Indah Kiat Pulp & Paper Corp. Tbk PT	7,873,100	2,906,215
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,033,913
	Indofood CBP Sukses Makmur Tbk PT	2,919,800	1,931,892
	Indofood Sukses Makmur Tbk PT	12,502,100	5,454,835
	Japfa Comfeed Indonesia Tbk PT	525,300	34,190
	Jasa Marga Persero Tbk PT	3,461,813	728,879
	Kalbe Farma Tbk PT	29,856,400	2,884,248
	Mayora Indah Tbk PT	10,532,625	1,520,020
	Media Nusantara Citra Tbk PT	3,313,700	202,083
*	Merdeka Copper Gold Tbk PT	2,099,200	172,739
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	570,973
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,016,100	338,023
	Pakuwon Jati Tbk PT	32,321,300	811,662
	Perusahaan Gas Negara Tbk PT	14,270,600	809,696
	Sarana Menara Nusantara Tbk PT	38,313,400	2,307,185
	Semen Indonesia Persero Tbk PT	3,844,700	2,040,819
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	203,661
*	Smartfren Telecom Tbk PT	49,239,100	350,910
	Surya Citra Media Tbk PT	7,728,900	449,789
	Telekomunikasi Indonesia Persero Tbk PT	35,399,000	8,140,071
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	122,591	2,658,999
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,027,719
	Transcoal Pacific Tbk PT	179,600	53,865
	Unilever Indonesia Tbk PT	9,386,000	5,204,517
	United Tractors Tbk PT	4,737,496	5,167,071
*	Vale Indonesia Tbk PT	4,276,500	731,807
	Waskita Karya Persero Tbk PT	4,870,379	196,814
*	XL Axiata Tbk PT	13,224,900	2,241,149

TOTAL INDONESIA			107,912,964

MALAYSIA — (2.4%)
*	AFFIN Bank Bhd	75,090	26,491

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	AMMB Holdings Bhd	4,261,559	$2,943,536
	Astro Malaysia Holdings Bhd	2,812,500	615,195
	Axiata Group Bhd	3,897,232	3,553,386
	Batu Kawan Bhd	105,400	313,170
	BIMB Holdings Bhd	1,185,355	870,851
*	Boustead Holdings Bhd	165,500	17,471
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	784,326
	CIMB Group Holdings Bhd	5,087,491	4,067,856
	Dialog Group Bhd	2,303,318	1,778,313
	DiGi.Com Bhd	3,957,220	4,250,602
	Fraser & Neave Holdings Bhd	226,900	1,668,722
	Gamuda Bhd	3,351,146	2,497,836
#	Genting Bhd	3,665,400	3,544,881
#	Genting Malaysia Bhd	6,045,800	3,323,170
#	Genting Plantations Bhd	335,600	742,166
#	HAP Seng Consolidated Bhd	973,700	1,660,175
	Hartalega Holdings Bhd	1,889,700	3,338,255
#	Heineken Malaysia Bhd	121,200	672,399
	Hong Leong Bank Bhd	607,666	1,874,577
#	Hong Leong Financial Group Bhd	557,283	1,697,287
	IHH Healthcare Bhd	941,700	1,145,894
	IJM Corp. Bhd	5,951,062	2,288,265
	Inari Amertron Bhd	3,580,200	1,172,328
	IOI Corp. Bhd	1,524,905	1,435,853
#	IOI Properties Group Bhd	2,769,629	653,403
	Kossan Rubber Industries	580,000	756,372
	Kuala Lumpur Kepong Bhd	267,846	1,301,648
	LPI Capital Bhd	12,900	39,099
#	Malayan Banking Bhd	3,751,538	6,584,162
	Malaysia Airports Holdings Bhd	2,817,341	3,425,275
	Malaysia Building Society Bhd	2,325,560	342,095
	Maxis Bhd	2,881,400	3,661,053
	MISC Bhd	821,598	1,498,149
	Nestle Malaysia Bhd	45,500	1,480,839
	Petronas Chemicals Group Bhd	3,005,100	3,889,917
	Petronas Dagangan Bhd	344,300	1,624,158
	Petronas Gas Bhd	680,800	2,431,818
	PPB Group Bhd	921,580	3,513,040
	Press Metal Aluminium Holdings Bhd	1,846,600	1,681,485
	Public Bank Bhd	3,656,014	13,894,928
#	QL Resources Bhd	1,175,190	2,221,998
#	RHB Bank Bhd	2,934,305	3,229,186
	Serba Dinamik Holdings Bhd	2,892,120	1,060,993
	Sime Darby Bhd	7,217,761	3,343,317
#	Sime Darby Plantation Bhd	1,786,861	2,050,713
	Sime Darby Property Bhd	1,973,561	297,230
	SP Setia Bhd Group	353,411	66,241
	Sunway Bhd	3,657,082	1,328,223
	Telekom Malaysia Bhd	1,604,564	1,497,618
	Tenaga Nasional Bhd	2,912,550	8,246,891
	TIME dotCom Bhd	99,200	225,544
	Top Glove Corp. Bhd	2,579,700	4,347,671
	UMW Holdings Bhd	260,366	128,327
	United Plantations Bhd	38,500	220,124
	Westports Holdings Bhd	1,788,800	1,526,743
	Yinson Holdings Bhd	765,800	920,922
	YTL Corp. Bhd	12,992,199	2,301,456
#	YTL Power International Bhd	1,177,997	186,680

TOTAL MALAYSIA			126,260,323

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (2.5%)
	Alfa S.A.B. de C.V., Class A	11,293,476	$4,624,978
#	America Movil S.A.B. de C.V.	42,138,949	25,457,163
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,317,754
	Arca Continental S.A.B. de C.V.	595,112	2,288,000
#	Becle S.A.B. de C.V.	813,902	1,241,740
	Cemex S.A.B. de C.V.	25,115,105	5,314,594
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	29,997	1,239,176
	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,664,494
#	El Puerto de Liverpool S.A.B. de C.V.	334,218	843,692
#	Fomento Economico Mexicano S.A.B. de C.V.	1,044,437	6,739,156
	Gruma S.A.B. de C.V., Class B	562,120	5,321,959
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	697,128
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	2,893,822
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,933	3,283,749
#	Grupo Bimbo S.A.B. de C.V., Class A	3,233,017	4,740,667
#	Grupo Carso S.A.B. de C.V.	793,269	1,575,940
	Grupo Elektra S.A.B. de C.V.	93,302	5,330,769
	Grupo Financiero Banorte S.A.B. de C.V., Class O	4,281,860	11,722,216
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,772,596	2,252,506
#	Grupo Mexico S.A.B. de C.V., Class B	4,492,970	9,554,156
*	Grupo Qumma S.A. de C.V.	1,591	0
	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,182,548
#	Grupo Televisa S.A.B	3,855,546	4,084,150
	Industrias Penoles S.A.B. de C.V.	367,286	2,811,679
	Infraestructura Energetica Nova S.A.B. de C.V.	430,476	1,334,956
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,585,605	3,652,954
	Megacable Holdings S.A.B. de C.V.	250,780	624,323
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	4,097,895
	Organizacion Soriana S.A.B. de C.V., Class B	919,802	682,381
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	333,142	2,308,675
#	Wal-Mart de Mexico S.A.B. de C.V.	5,908,041	14,259,605

TOTAL MEXICO			133,142,825

PERU — (0.2%)
#	Cementos Pacasmayo SAA, ADR	15,158	92,314
	Cia de Minas Buenaventura SAA, ADR	125,122	937,164
	Credicorp, Ltd.	53,103	7,913,409
*	Grana y Montero SAA, Sponsored ADR	91,004	163,807

TOTAL PERU			9,106,694

PHILIPPINES — (1.1%)
	Aboitiz Equity Ventures, Inc.	1,487,570	1,213,471
	Aboitiz Power Corp.	1,440,600	777,450
*	Alliance Global Group, Inc.	4,690,800	596,853
	Altus San Nicolas Corp.	61,317	2,363
	Ayala Corp.	182,982	2,081,439
	Ayala Land, Inc.	8,733,718	5,452,650
	Bank of the Philippine Islands	1,309,282	1,503,777
	BDO Unibank, Inc.	1,553,962	3,057,679
	Bloomberry Resorts Corp.	1,372,900	151,863
	DMCI Holdings, Inc.	5,822,800	473,448
	Emperador, Inc.	1,979,300	310,157
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	59,865	2,596,962
	GT Capital Holdings, Inc.	160,536	1,437,292
	International Container Terminal Services, Inc.	1,918,980	3,356,522
	JG Summit Holdings, Inc.	3,682,780	3,667,886
	Jollibee Foods Corp.	766,260	2,164,817

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	4,279,200	$653,987
	Manila Electric Co.	241,250	1,204,563
	Megaworld Corp.	26,875,000	1,356,189
	Metro Pacific Investments Corp.	12,417,700	626,063
	Metropolitan Bank & Trust Co.	2,147,218	1,642,247
#	PLDT, Inc., Sponsored ADR	121,988	3,019,203
	PLDT, Inc.	120,010	3,041,661
	Puregold Price Club, Inc.	2,182,700	1,986,606
	Robinsons Land Corp.	3,219,282	951,178
	Robinsons Retail Holdings, Inc.	560,060	739,641
	San Miguel Corp.	1,458,460	2,799,735
	San Miguel Food and Beverage, Inc.	48,780	57,300
	Security Bank Corp.	429,970	869,776
	SM Investments Corp.	129,453	2,157,671
	SM Prime Holdings, Inc.	7,772,210	4,732,982
*	Top Frontier Investment Holdings, Inc.	21,209	59,391
	Universal Robina Corp.	1,105,400	2,736,058

TOTAL PHILIPPINES			57,478,880

POLAND — (1.0%)
*	AmRest Holdings SE	72,397	485,747
	Asseco Poland SA	13,849	223,798
#	Bank Handlowy w Warszawie SA	52,132	463,335
*	Bank Millennium SA	1,207,528	822,356
	Bank Polska Kasa Opieki SA	80,250	1,017,955
	CCC SA	16,276	205,604
	CD Projekt SA	46,198	4,044,568
	Cyfrowy Polsat SA	446,971	2,763,540
# *	Dino Polska SA	64,201	2,715,047
	Grupa Lotos SA	300,170	4,555,160
*	ING Bank Slaski SA	35,413	1,147,545
*	KGHM Polska Miedz SA	384,416	7,230,545
#	LPP SA	2,006	3,162,023
*	mBank SA	29,515	1,571,802
*	Orange Polska SA	921,255	1,564,428
*	PGE Polska Grupa Energetyczna SA	1,423,682	1,423,942
	Polski Koncern Naftowy Orlen SA	546,401	8,294,008
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	999,372
	Powszechna Kasa Oszczednosci Bank Polski SA	729,574	3,904,504
#	Powszechny Zaklad Ubezpieczen SA	741,191	5,470,816
	Santander Bank Polska SA	28,971	1,151,575

TOTAL POLAND			53,217,670

QATAR — (0.0%)
	Industries Qatar QSC	11,322	21,862
	Masraf Al Rayan QSC	92,631	96,936
	Qatar Electricity & Water Co QSC	21,250	87,851
	Qatar Islamic Bank SAQ	12,382	52,617
	Qatar National Bank QPSC	40,349	190,312

TOTAL QATAR			449,578

RUSSIA — (1.6%)
	Gazprom PJSC, Sponsored ADR	1,532,757	7,761,819
	Gazprom PJSC, Sponsored ADR	515,882	2,605,204
	Lukoil PJSC, Sponsored ADR	240,181	15,668,865
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,398,304
*	Mail.Ru Group, Ltd., GDR	26,729	481,122
	MMC Norilsk Nickel PJSC, ADR	1,184	32,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	MMC Norilsk Nickel PJSC, ADR	384,564	$10,666,971
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,717,298
	Novatek PJSC, GDR	20,814	2,918,788
	Novolipetsk Steel PJSC, GDR	111,869	1,914,715
	Novolipetsk Steel PJSC, GDR	22,589	389,660
	PhosAgro PJSC, GDR	83,207	1,002,975
	PhosAgro PJSC, GDR	2,148	25,948
	Polyus PJSC, GDR	18,709	1,523,848
	Polyus PJSC, GDR	1,468	119,275
	Rosneft Oil Co. PJSC, GDR	71,061	318,495
	Rosneft Oil Co. PJSC, GDR	700,727	3,141,732
	Rostelecom PJSC, Sponsored ADR	13,063	84,910
	Rostelecom PJSC, Sponsored ADR	78,867	523,316
	RusHydro PJSC, ADR	8,031	6,786
	RusHydro PJSC, ADR	1,110,606	887,262
	Sberbank of Russia PJSC, Sponsored ADR	1,106,940	11,751,761
	Severstal PAO, GDR	191,829	2,286,771
	Severstal PAO, GDR	11,227	134,050
	Tatneft PJSC, Sponsored ADR	137,960	6,145,926
	Tatneft PJSC, Sponsored ADR	32,162	1,428,797
	VEON, Ltd., ADR	361,489	618,146
	VTB Bank PJSC, GDR	1,358,280	1,274,114
	VTB Bank PJSC, GDR	1,104,344	1,042,501
	X5 Retail Group NV, GDR	114,794	3,388,719

TOTAL RUSSIA			83,260,449

SAUDI ARABIA — (0.1%)
	Abdullah Al Othaim Markets Co.	4,824	127,913
	Advanced Petrochemical Co.	7,094	83,935
	Al Rajhi Bank	88,382	1,343,481
	Almarai Co. JSC	12,242	159,620
	Bank AlBilad	17,490	105,418
	Banque Saudi Fransi	9,807	80,601
	Bupa Arabia for Cooperative Insurance Co.	2,291	65,253
*	Co. for Cooperative Insurance (The)	6,443	123,589
*	Dar Al Arkan Real Estate Development Co.	84,873	182,051
*	Etihad Etisalat Co.	44,162	326,196
	National Commercial Bank	43,117	425,537
	National Petrochemical Co.	3,027	16,175
*	Rabigh Refining & Petrochemical Co.	84,175	305,679
	Samba Financial Group	38,845	239,920
	Saudi Arabian Fertilizer Co.	3,997	74,952
	Saudi Electricity Co.	22,957	103,949
*	Saudi Kayan Petrochemical Co.	83,909	192,666
*	Savola Group (The)	13,785	148,438
	Yanbu National Petrochemical Co.	13,273	158,153

TOTAL SAUDI ARABIA			4,263,526

SOUTH AFRICA — (4.8%)
	Absa Group, Ltd.	1,699,931	8,389,415
	Anglo American Platinum, Ltd.	84,577	4,438,601
	AngloGold Ashanti, Ltd., Sponsored ADR	1,137,975	27,755,210
*	Aspen Pharmacare Holdings, Ltd.	725,979	4,528,446
	Assore, Ltd.	44,452	755,095
	Bid Corp., Ltd.	370,728	4,831,403
	Bidvest Group, Ltd. (The)	983,621	7,987,915
	Capitec Bank Holdings, Ltd.	58,195	2,836,947
	Clicks Group, Ltd.	444,655	5,538,744

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery, Ltd.	835,792	$4,385,004
#	Exxaro Resources, Ltd.	706,515	4,101,480
	FirstRand, Ltd.	4,821,116	10,522,107
	Foschini Group, Ltd. (The)	370,516	1,453,726
	Gold Fields, Ltd.	61,553	458,176
	Gold Fields, Ltd., Sponsored ADR	3,335,761	24,484,486
#	Impala Platinum Holdings, Ltd.	1,398,536	8,341,224
	Investec, Ltd.	596,531	1,242,330
	Kumba Iron Ore, Ltd.	144,273	2,715,321
	Liberty Holdings, Ltd.	141,760	537,575
	Life Healthcare Group Holdings, Ltd.	2,991,896	2,876,559
	Momentum Metropolitan Holdings	46,831	43,819
	Mr. Price Group, Ltd.	439,100	3,128,466
#	MTN Group, Ltd.	4,077,215	10,714,346
*	MultiChoice Group, Ltd.	901,332	4,224,452
	Naspers, Ltd., Class N	236,845	36,864,544
	Nedbank Group, Ltd.	878,815	5,108,960
	NEPI Rockcastle P.L.C.	517,613	2,215,019
*	Ninety One, Ltd.	298,265	628,375
# *	Northam Platinum, Ltd.	582,202	2,885,645
	Old Mutual, Ltd.	7,858,201	5,704,290
	Pepkor Holdings, Ltd.	189,137	123,473
	Pick n Pay Stores, Ltd.	37,235	116,649
	PSG Group, Ltd.	289,732	2,474,539
	Sanlam, Ltd.	1,854,766	5,929,522
	Santam, Ltd.	2,843	42,139
# *	Sasol, Ltd., Sponsored ADR	742,393	3,548,639
#	Shoprite Holdings, Ltd.	1,061,701	6,145,932
*	Sibanye Stillwater, Ltd.	3,791,309	7,723,548
# *	Sibanye Stillwater, Ltd., ADR	395,460	3,151,816
#	SPAR Group, Ltd. (The)	341,264	3,252,859
#	Standard Bank Group, Ltd.	2,025,494	11,176,064
# *	Steinhoff International Holdings NV	3,896,458	234,219
#	Tiger Brands, Ltd.	449,659	4,378,573
	Vodacom Group, Ltd.	888,759	5,906,565
	Woolworths Holdings, Ltd.	2,377,075	3,914,666

TOTAL SOUTH AFRICA			257,816,883

SOUTH KOREA — (14.1%)
*	Alteogen, Inc.	7,473	578,141
	Amorepacific Corp.	20,758	3,006,791
	AMOREPACIFIC Group	19,744	944,918
	BGF retail Co., Ltd.	12,966	1,677,403
	BNK Financial Group, Inc.	492,680	2,048,902
	Bukwang Pharmaceutical Co., Ltd.	30,349	647,026
# *	Celltrion Pharm, Inc.	12,163	707,637
# *	Celltrion, Inc.	67,643	11,691,155
	Cheil Worldwide, Inc.	121,186	1,768,687
	CJ CheilJedang Corp.	18,972	4,267,751
	CJ Corp.	56,308	3,760,936
	CJ ENM Co., Ltd.	23,451	2,467,192
# *	CJ Logistics Corp.	19,082	2,317,460
	Com2uSCorp	13,570	1,194,977
	Coway Co., Ltd.	67,004	3,395,883
	Daelim Industrial Co., Ltd.	64,004	4,618,145
*	Daewoo Engineering & Construction Co., Ltd.	514,872	1,510,701
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,012,212
	Daewoong Pharmaceutical Co., Ltd.	3,379	296,249
	DB HiTek Co., Ltd.	9,251	203,389

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co., Ltd.	133,456	$4,874,483
	DGB Financial Group, Inc.	84,135	365,231
	Dongsuh Cos., Inc.	32,900	466,712
	Doosan Bobcat, Inc.	92,004	1,780,771
	Doosan Co., Ltd.	5,951	198,226
# *	Doosan Fuel Cell Co., Ltd.	51,053	314,310
*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,230,376
# *	Doosan Infracore Co., Ltd.	390,720	1,374,669
*	Doosan Solus Co., Ltd.	28,141	767,211
	Douzone Bizon Co., Ltd.	33,863	2,454,118
	E-MART, Inc.	31,648	3,118,617
	Eo Technics Co., Ltd.	2,883	172,084
#	F&F Co., Ltd.	10,001	877,993
	Fila Holdings Corp.	112,043	3,203,362
*	Genexine Co., Ltd.	12,790	693,294
	Grand Korea Leisure Co., Ltd.	41,934	546,526
#	Green Cross Corp.	8,391	1,024,827
	Green Cross Holdings Corp.	7,354	128,193
	GS Engineering & Construction Corp.	164,377	3,432,156
	GS Holdings Corp.	189,684	5,968,483
	GS Home Shopping, Inc.	3,327	348,578
	GS Retail Co., Ltd.	78,136	2,434,607
	Hana Financial Group, Inc.	429,523	9,805,154
# *	Hanall Biopharma Co., Ltd.	29,892	596,402
#	Hanjin Kal Corp.	30,459	2,178,176
	Hankook Tire & Technology Co., Ltd.	186,539	3,272,766
	Hanmi Pharm Co., Ltd.	6,683	1,425,833
	Hanmi Science Co., Ltd.	10,825	254,832
	Hanon Systems	248,636	1,872,915
#	Hanssem Co., Ltd.	14,339	860,123
*	Hanwha Aerospace Co., Ltd.	61,456	1,353,537
	Hanwha Corp.	71,086	1,212,520
	Hanwha Life Insurance Co., Ltd.	642,804	957,749
	Hanwha Solutions Corp.	178,195	2,132,633
# *	Helixmith Co., Ltd.	19,776	1,080,354
	Hite Jinro Co., Ltd.	39,010	1,040,894
# *	HLB, Inc.	26,246	2,057,938
*	HMM Co., Ltd.	141,234	419,609
	Hotel Shilla Co., Ltd.	55,107	3,852,897
*	Hugel, Inc.	1,919	602,085
*	Hyosung Advanced Materials Corp.	478	32,190
	Hyosung Chemical Corp.	583	55,202
#	Hyosung Corp.	17,261	987,781
	Hyosung TNC Co., Ltd.	2,755	294,788
	Hyundai Department Store Co., Ltd.	25,425	1,517,009
	Hyundai Elevator Co., Ltd.	17,365	887,644
	Hyundai Engineering & Construction Co., Ltd.	154,848	4,488,910
	Hyundai Glovis Co., Ltd.	40,508	3,385,599
	Hyundai Greenfood Co., Ltd.	26,645	178,663
#	Hyundai Heavy Industries Holdings Co., Ltd.	13,834	2,762,140
	Hyundai Home Shopping Network Corp.	3,380	199,721
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	5,111,634
	Hyundai Mipo Dockyard Co., Ltd.	47,025	1,189,680
	Hyundai Mobis Co., Ltd.	37,378	5,284,509
	Hyundai Motor Co.	108,658	8,398,440
# *	Hyundai Rotem Co., Ltd.	56,496	838,423
	Hyundai Steel Co.	135,445	2,409,014
	Hyundai Wia Corp.	17,677	478,907
	Iljin Materials Co., Ltd.	25,261	828,178

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	489,000	$3,185,529
	Innocean Worldwide, Inc.	7,758	371,424
#	Kakao Corp.	19,955	3,015,575
	Kangwon Land, Inc.	142,003	2,934,812
	KB Financial Group, Inc.	221,779	6,345,378
	KB Financial Group, Inc., ADR	31,200	877,968
	KCC Corp.	9,439	1,284,703
*	KCC Glass Corp.	1,840	43,555
	KEPCO Plant Service & Engineering Co., Ltd.	40,998	1,095,504
	Kia Motors Corp.	394,487	9,635,224
	KIWOOM Securities Co., Ltd.	30,408	1,866,841
# *	KMW Co., Ltd.	45,444	2,263,961
	Koh Young Technology, Inc.	10,284	685,716
	Kolon Industries, Inc.	40,014	1,013,762
# *	Komipharm International Co., Ltd.	31,752	512,456
	Korea Aerospace Industries, Ltd.	37,044	781,508
*	Korea Electric Power Corp., Sponsored ADR	102,895	988,821
*	Korea Electric Power Corp.	108,108	2,112,931
	Korea Gas Corp.	41,078	907,272
	Korea Investment Holdings Co., Ltd.	100,674	4,168,037
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	2,860,314
	Korea Zinc Co., Ltd.	12,663	4,024,733
*	Korean Air Lines Co., Ltd.	203,142	3,324,972
	Korean Reinsurance Co.	47,885	331,101
	KT Corp., Sponsored ADR	82,100	805,401
	KT&G Corp.	100,714	6,724,416
	Kumho Petrochemical Co., Ltd.	53,745	3,389,275
*	Kumho Tire Co., Inc.	58,292	146,936
	LEENO Industrial, Inc.	10,832	796,251
	LG Chem, Ltd.	29,305	9,105,448
	LG Corp.	117,876	5,998,058
# *	LG Display Co., Ltd., ADR	646,370	2,908,665
# *	LG Display Co., Ltd.	501,190	4,547,096
	LG Electronics, Inc.	320,927	14,443,342
	LG Household & Health Care, Ltd.	11,748	13,322,183
	LG Innotek Co., Ltd.	47,253	5,119,507
	LG Uplus Corp.	528,937	5,808,291
	Lotte Chemical Corp.	22,335	3,969,050
	Lotte Chilsung Beverage Co., Ltd.	3,309	296,842
	Lotte Confectionery Co., Ltd.	237	24,933
#	Lotte Corp.	56,221	1,855,982
	LOTTE Fine Chemical Co., Ltd.	35,146	1,128,938
#	Lotte Shopping Co., Ltd.	16,661	1,364,406
	LS Corp.	31,852	984,147
	LS Electric Co., Ltd.	33,789	1,088,127
	Macquarie Korea Infrastructure Fund	371,402	3,490,775
	Mando Corp.	124,735	2,433,725
	Medy-Tox, Inc.	7,574	721,340
	Meritz Financial Group, Inc.	111,876	906,692
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	2,153,684
	Meritz Securities Co., Ltd.	773,421	2,081,851
#	Mirae Asset Daewoo Co., Ltd.	468,090	2,157,890
	NAVER Corp.	89,419	14,497,553
	NCSoft Corp.	10,480	5,552,817
# *	Netmarble Corp.	11,029	866,725
	NH Investment & Securities Co., Ltd.	294,421	2,342,932
*	NHN Corp.	17,803	1,114,776
	NongShim Co., Ltd.	3,552	861,033
*	OCI Co., Ltd.	31,214	1,024,373

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	8,589	$879,950
	Orion Holdings Corp.	57,946	672,126
	Ottogi Corp.	1,318	589,424
*	Pan Ocean Co., Ltd.	431,074	1,219,565
	Paradise Co., Ltd.	63,797	827,505
*	Pearl Abyss Corp.	11,442	1,809,771
#	POSCO, Sponsored ADR	62,343	2,319,783
	POSCO	70,065	10,587,201
	POSCO Chemical Co., Ltd.	20,216	864,087
	Posco International Corp.	165,596	1,924,774
	RFHIC Corp.	11,173	352,406
	S-1 Corp.	27,240	1,937,834
*	Samsung Biologics Co., Ltd.	6,438	3,075,321
	Samsung C&T Corp.	50,541	4,425,602
	Samsung Card Co., Ltd.	53,759	1,329,252
	Samsung Electro-Mechanics Co., Ltd.	66,506	6,217,703
	Samsung Electronics Co., Ltd.	4,912,950	202,008,351
	Samsung Electronics Co., Ltd. US7960508882, GDR	49,401	51,333,104
*	Samsung Engineering Co., Ltd.	275,085	2,596,264
	Samsung Fire & Marine Insurance Co., Ltd.	57,899	9,080,431
*	Samsung Heavy Industries Co., Ltd.	802,340	2,820,336
	Samsung Life Insurance Co., Ltd.	97,743	3,963,940
	Samsung SDI Co., Ltd.	18,807	4,442,887
	Samsung SDS Co., Ltd.	22,002	2,935,141
	Samsung Securities Co., Ltd.	106,651	2,642,635
#	Seegene, Inc.	11,033	830,981
	Seoul Semiconductor Co., Ltd.	43,467	472,059
	SFA Engineering Corp.	31,691	913,592
	Shinhan Financial Group Co., Ltd.	354,020	8,975,321
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,438,613
#	Shinsegae International, Inc.	2,532	452,884
	Shinsegae, Inc.	18,532	4,020,404
	SK Holdings Co., Ltd.	38,964	5,816,024
	SK Hynix, Inc.	683,251	47,019,660
	SK Innovation Co., Ltd.	68,386	5,516,680
	SK Materials Co., Ltd.	9,016	1,169,493
#	SK Networks Co., Ltd.	438,461	1,943,746
	SK Telecom Co., Ltd.	16,438	2,856,986
	SKC Co., Ltd.	43,408	1,771,241
	S-Oil Corp.	53,859	3,092,308
	Soulbrain Co., Ltd.	19,104	1,149,824
#	Ssangyong Cement Industrial Co., Ltd.	189,600	798,177
	Taekwang Industrial Co., Ltd.	224	147,129
*	WONIK IPS Co., Ltd.	25,087	573,044
	Woori Financial Group, Inc.	688,663	4,769,295
	Young Poong Corp.	273	117,231
	Youngone Corp.	47,262	1,059,557
	Yuhan Corp.	51,735	2,009,928
*	Yungjin Pharmaceutical Co., Ltd.	41,594	169,991

TOTAL SOUTH KOREA			754,800,349

TAIWAN — (16.5%)
#	Accton Technology Corp.	836,000	6,060,219
	Acer, Inc.	4,911,811	2,719,403
	Advantech Co., Ltd.	288,663	2,730,257
	Airtac International Group	163,518	3,133,538
	ASE Technology Holding Co., Ltd., ADR	133,966	582,753
	ASE Technology Holding Co., Ltd.	7,079,782	15,771,711
	Asia Cement Corp.	4,335,758	6,369,663

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	1,051,180	$7,105,596
#	AU Optronics Corp.	15,160,873	3,987,016
	Catcher Technology Co., Ltd.	1,228,429	9,304,727
	Cathay Financial Holding Co., Ltd.	6,613,340	8,824,300
	Chailease Holding Co., Ltd.	2,533,473	9,625,576
	Chang Hwa Commercial Bank, Ltd.	9,130,413	5,970,621
	Cheng Shin Rubber Industry Co., Ltd.	3,306,965	3,801,695
	Chicony Electronics Co., Ltd.	1,182,497	3,330,891
	China Airlines, Ltd.	9,779,536	2,698,880
	China Development Financial Holding Corp.	17,532,121	5,304,664
*	China Life Insurance Co., Ltd.	4,293,933	2,931,986
	China Petrochemical Development Corp.	3,324,300	897,088
	China Steel Corp.	20,917,932	14,010,136
	Chipbond Technology Corp.	1,246,000	2,345,598
	Chroma ATE, Inc.	669,000	3,082,799
	Chunghwa Telecom Co., Ltd., Sponsored ADR	183,296	6,747,126
	Chunghwa Telecom Co., Ltd.	1,462,000	5,373,438
	Compal Electronics, Inc.	10,157,541	6,475,367
	CTBC Financial Holding Co., Ltd.	18,170,175	12,108,468
	Delta Electronics, Inc.	2,917,486	13,607,756
	E Ink Holdings, Inc.	456,000	470,144
	E.Sun Financial Holding Co., Ltd.	16,099,057	14,627,445
#	Eclat Textile Co., Ltd.	389,402	3,887,535
	Eternal Materials Co., Ltd.	808,591	725,012
	Eva Airways Corp.	8,294,758	3,189,994
*	Evergreen Marine Corp. Taiwan, Ltd.	5,774,222	2,137,387
	Far Eastern International Bank	412,653	146,864
	Far Eastern New Century Corp.	6,554,085	5,691,349
	Far EasTone Telecommunications Co., Ltd.	3,371,000	7,508,142
#	Feng TAY Enterprise Co., Ltd.	405,466	2,306,767
	First Financial Holding Co., Ltd.	16,333,297	12,029,030
	Formosa Chemicals & Fibre Corp.	2,743,518	6,949,394
	Formosa Petrochemical Corp.	700,000	2,100,220
	Formosa Plastics Corp.	2,416,153	7,092,001
#	Formosa Sumco Technology Corp.	156,000	772,157
	Formosa Taffeta Co., Ltd.	1,445,000	1,647,612
	Foxconn Technology Co., Ltd.	1,456,627	2,796,857
	Fubon Financial Holding Co., Ltd.	6,629,233	9,373,597
	General Interface Solution Holding, Ltd.	378,000	1,200,794
	Genius Electronic Optical Co., Ltd.	119,695	1,923,911
#	Giant Manufacturing Co., Ltd.	566,506	3,339,313
#	Globalwafers Co., Ltd.	293,000	3,729,020
	Highwealth Construction Corp.	1,681,190	2,453,207
#	Hiwin Technologies Corp.	373,205	3,559,698
	Hon Hai Precision Industry Co., Ltd.	8,462,322	21,747,882
	Hotai Motor Co., Ltd.	330,000	6,092,832
	Hua Nan Financial Holdings Co., Ltd.	10,139,308	6,586,307
#	Innolux Corp.	14,488,241	3,146,906
	Inventec Corp.	5,188,550	4,076,770
	ITEQ Corp.	142,455	687,628
	King’s Town Bank Co., Ltd.	642,000	686,237
	Largan Precision Co., Ltd.	69,860	9,522,864
	Lien Hwa Industrial Holdings Corp.	87,780	126,447
	Lite-On Technology Corp.	4,435,410	6,892,401
#	Macronix International	4,266,074	5,089,722
	MediaTek, Inc.	778,995	10,756,695
	Mega Financial Holding Co., Ltd.	6,981,369	7,022,761
#	Merida Industry Co., Ltd.	184,287	941,143
	Micro-Star International Co., Ltd.	1,591,000	4,935,197

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	momo.com, Inc.	33,000	$532,179
	Nan Ya Plastics Corp.	3,366,599	7,447,776
	Nanya Technology Corp.	2,103,010	4,514,282
	Nien Made Enterprise Co., Ltd.	368,000	2,823,720
	Novatek Microelectronics Corp.	1,221,000	7,593,348
	Parade Technologies, Ltd.	86,000	2,113,678
	Pegatron Corp.	4,039,345	8,861,947
	Phison Electronics Corp.	298,000	2,827,890
	Pou Chen Corp.	5,223,487	4,918,926
	Powertech Technology, Inc.	2,453,819	8,205,720
	Poya International Co., Ltd.	55,275	923,819
	President Chain Store Corp.	659,831	6,823,132
	Qisda Corp.	3,185,000	1,795,758
	Quanta Computer, Inc.	3,969,000	8,575,687
	Radiant Opto-Electronics Corp.	865,000	2,838,928
#	Realtek Semiconductor Corp.	451,950	3,870,194
	Ruentex Development Co., Ltd.	428,230	637,339
	Ruentex Industries, Ltd.	220,109	504,113
#	Shin Kong Financial Holding Co., Ltd.	17,116,242	4,872,774
#	Silergy Corp.	80,000	3,178,267
	Simplo Technology Co., Ltd.	338,000	3,510,329
	Sino-American Silicon Products, Inc.	1,508,000	4,454,308
	SinoPac Financial Holdings Co., Ltd.	14,729,623	5,995,167
	Standard Foods Corp.	839,418	1,891,918
	Synnex Technology International Corp.	2,227,343	2,972,594
#	TA Chen Stainless Pipe	1,806,000	1,604,486
	Taichung Commercial Bank Co., Ltd.	1,425,688	546,089
	Taishin Financial Holding Co., Ltd.	16,966,307	7,216,321
	Taiwan Business Bank	9,860,462	3,571,940
#	Taiwan Cement Corp.	9,177,565	13,241,164
	Taiwan Cooperative Financial Holding Co., Ltd.	12,723,570	8,544,042
	Taiwan FamilyMart Co., Ltd.	78,000	579,953
	Taiwan Fertilizer Co., Ltd.	592,000	912,358
	Taiwan Glass Industry Corp.	1,332,374	400,616
	Taiwan High Speed Rail Corp.	1,960,000	2,238,530
	Taiwan Mobile Co., Ltd.	1,977,300	7,124,428
	Taiwan Secom Co., Ltd.	432,670	1,279,776
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,261,386	67,017,438
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,917,808	221,102,370
# *	Tatung Co., Ltd.	2,514,000	1,806,432
	Teco Electric and Machinery Co., Ltd.	3,167,000	2,849,842
	Tripod Technology Corp.	893,870	3,158,398
	Unimicron Technology Corp.	3,158,000	4,472,744
	Uni-President Enterprises Corp.	5,022,033	11,693,231
	United Microelectronics Corp.	22,539,000	11,660,890
	Vanguard International Semiconductor Corp.	1,903,000	4,414,993
	Voltronic Power Technology Corp.	102,117	2,424,092
#	Walsin Lihwa Corp.	4,225,000	1,853,812
#	Walsin Technology Corp.	1,016,000	7,195,474
	Wan Hai Lines, Ltd.	1,467,800	827,236
#	Win Semiconductors Corp.	338,034	3,021,878
	Winbond Electronics Corp.	7,437,407	3,451,151
*	Wintek Corp.	604,760	6,978
	Wistron Corp.	7,090,699	6,649,243
	WPG Holdings, Ltd.	3,636,039	4,736,585
#	Yageo Corp.	540,682	6,995,526
	Yuanta Financial Holding Co., Ltd.	14,821,806	8,448,117
	Zhen Ding Technology Holding, Ltd.	1,020,700	3,662,596

TOTAL TAIWAN			880,263,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (2.8%)
	Advanced Info Service PCL	1,478,300	$9,046,620
	AEON Thana Sinsap Thailand PCL	4,400	17,883
	Airports of Thailand PCL	4,046,800	7,785,916
	B Grimm Power PCL	1,087,900	1,504,668
	Bangkok Bank PCL	207,800	667,940
	Bangkok Bank PCL	493,400	1,585,956
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	5,371,871
	Bangkok Expressway & Metro PCL	10,921,599	3,189,897
	Banpu PCL	8,005,550	1,447,457
	Banpu Power PCL	476,900	229,938
	Berli Jucker PCL	1,771,800	2,204,140
	BTS Group Holdings PCL	4,387,200	1,559,351
	Bumrungrad Hospital PCL	811,000	2,945,217
	Carabao Group PCL, Class F	771,000	1,882,522
	Central Pattana PCL	1,713,700	2,595,311
*	Central Retail Corp. PCL	293,550	335,693
	Charoen Pokphand Foods PCL	8,240,700	6,876,801
	CP ALL PCL	5,689,600	12,485,291
	Delta Electronics Thailand PCL	195,100	269,842
	Electricity Generating PCL	182,600	1,614,081
	Energy Absolute PCL	2,036,000	2,532,808
	Global Power Synergy PCL, Class F	398,000	867,223
	Home Product Center PCL	6,546,913	2,751,909
	Indorama Ventures PCL	3,517,600	3,125,668
	Intouch Holdings PCL	736,586	1,217,968
	Intouch Holdings PCL, Class F	625,800	1,034,780
	IRPC PCL	20,877,600	1,729,314
	Jasmine International PCL	9,445,200	1,156,019
	Kasikornbank PCL	990,400	2,640,148
	Kasikornbank PCL	164,300	437,981
	Kiatnakin Bank PCL	578,100	754,898
	Krung Thai Bank PCL	4,446,087	1,511,573
	Krungthai Card PCL	1,730,600	1,818,588
	Land & Houses PCL	7,526,900	1,721,498
	Land & Houses PCL	1,091,740	249,695
	Minor International PCL	5,336,670	3,480,258
	MK Restaurants Group PCL	769,500	1,308,067
*	Muangthai Capital PCL	1,364,300	2,002,913
	Osotspa PCL	575,200	737,778
	Pruksa Holding PCL	289,300	97,462
	PTT Exploration & Production PCL	1,864,655	4,869,830
	PTT Global Chemical PCL	3,066,972	3,578,371
	PTT PCL	12,635,600	13,863,817
	Ratch Group PCL	934,400	1,920,494
	Siam Cement PCL (The)	370,900	3,966,354
	Siam Cement PCL (The)	223,000	2,384,732
	Siam City Cement PCL	116,367	429,790
	Siam Commercial Bank PCL (The)	769,066	1,628,219
	Siam Global House PCL	4,681,855	1,953,486
	Srisawad Corp. PCL	2,010,972	3,340,743
	Supalai PCL	18,800	8,658
	Thai Oil PCL	1,922,500	2,436,177
	Thai Union Group PCL, Class F	8,058,040	3,262,566
	Thanachart Capital PCL	774,000	879,138
	Tisco Financial Group PCL	541,000	1,228,975
	TMB Bank PCL	36,078,867	1,070,490
	TOA Paint Thailand PCL	1,010,000	1,170,607
	Total Access Communication PCL	1,066,300	1,392,402
	Total Access Communication PCL	1,135,400	1,482,635

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	37,442,231	$3,865,154
	TTW PCL	1,909,600	790,871
	VGI PCL	2,350,500	606,604
	WHA Corp. PCL	12,666,300	1,072,652

TOTAL THAILAND			151,995,708

TURKEY — (0.7%)
*	Akbank T.A.S.	1,694,509	1,430,505
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	657,897
# *	Arcelik A.S.	371,451	871,941
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	318,807	1,240,215
#	BIM Birlesik Magazalar A.S.	520,367	4,131,870
	Coca-Cola Icecek A.S.	226,335	1,197,374
	Enerjisa Enerji A.S.	246,453	271,431
	Enka Insaat ve Sanayi A.S.	855,647	741,256
	Eregli Demir ve Celik Fabrikalari TAS	2,381,527	2,745,655
	Ford Otomotiv Sanayi A.S.	89,668	809,161
	KOC Holding A.S.	319,003	699,971
*	Koza Altin Isletmeleri A.S.	67,645	689,457
*	Petkim Petrokimya Holding A.S.	1,890,900	961,032
	Soda Sanayii A.S.	477,309	399,357
	TAV Havalimanlari Holding A.S.	481,435	1,254,078
	Tekfen Holding A.S.	423,774	865,002
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	789,052
# *	Tupras Turkiye Petrol Rafinerileri A.S.	133,268	1,730,631
# *	Turk Hava Yollari AO	1,606,643	2,458,126
*	Turk Telekomunikasyon A.S.	562,814	594,622
	Turkcell Iletisim Hizmetleri A.S.	1,484,901	2,958,173
*	Turkiye Garanti Bankasi A.S.	1,991,110	2,377,247
*	Turkiye Halk Bankasi A.S.	769,867	573,129
*	Turkiye Is Bankasi A.S., Class C	2,034,740	1,444,377
	Turkiye Sise ve Cam Fabrikalari A.S.	1,129,977	784,975
*	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	889,116
*	Ulker Biskuvi Sanayi A.S.	220,913	749,882
*	Yapi ve Kredi Bankasi A.S.	4,096,791	1,233,360

TOTAL TURKEY			35,548,892

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	204,497	245,772
	Emirates Telecommunications Group Co. PJSC	63,375	266,322
	First Abu Dhabi Bank PJSC	8,439	26,316

TOTAL UNITED ARAB EMIRATES			538,410

TOTAL COMMON STOCKS			5,173,617,850

PREFERRED STOCKS — (1.0%)

BRAZIL — (1.0%)
	Alpargatas SA	122,900	619,031
*	AZUL SA	12,400	39,677
	Banco Bradesco SA	2,283,454	8,041,366
	Braskem SA, Class A	88,139	342,643
	Centrais Eletricas Brasileiras SA, Class B	150,746	771,763
	Cia de Transmissao de Energia Eletrica Paulista	122,300	436,986
	Cia Energetica de Minas Gerais	1,091,330	1,910,565
	Cia Paranaense de Energia	86,999	870,326
	Gerdau SA	1,560,921	3,369,906
	Itau Unibanco Holding SA	4,059,008	16,996,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Lojas Americanas SA	651,281	$2,979,803
	Petroleo Brasileiro SA BRPETRACNPR6	3,525,848	11,703,333
	Telefonica Brasil SA	282,462	2,371,208

	TOTAL BRAZIL		50,452,803

	CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,029,137

	COLOMBIA — (0.0%)
	Banco Davivienda SA	124,127	900,462
	Grupo Argos SA	45,967	94,047
	Grupo Aval Acciones y Valores SA	3,126,389	667,289
	Grupo de Inversiones Suramericana SA	135,078	644,171

	TOTAL COLOMBIA		2,305,969

	SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	38,301
	CJ Corp.	6,654	313,277

	TOTAL SOUTH KOREA		351,578

	TOTAL PREFERRED STOCKS		54,139,487

	RIGHTS/WARRANTS — (0.0%)

	CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

	SOUTH KOREA — (0.0%)
# *	HLB, Inc. Rights 05/29/20	2,621	37,214

	TAIWAN — (0.0%)
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	426,520	10,614

	TOTAL RIGHTS/WARRANTS		47,828

	TOTAL INVESTMENT SECURITIES (Cost $ 4,216,507,462)		5,227,805,165

			Value
	SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	9,785,654	113,229,798

	TOTAL INVESTMENTS — (100.0%) (Cost $4,329,711,711)		$5,341,034,963

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	650	06/19/20	$27,073,892	$29,441,750	$2,367,858
S&P 500® Emini Index	407	06/19/20	52,734,735	59,063,840	6,329,105

Total Futures Contracts			$79,808,627	$88,505,590	$8,696,963

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$226,414,927	—	—	$226,414,927
Chile	43,561,794	—	—	43,561,794
China	407,671,161	$1,174,775,864	—	1,582,447,025
Colombia	13,457,692	—	—	13,457,692
Czech Republic	—	5,175,884	—	5,175,884
Egypt	11,776	5,710,032	—	5,721,808
Greece	—	14,600,465	—	14,600,465
Hungary	—	19,309,144	—	19,309,144
India	30,877,440	575,995,484	—	606,872,924
Indonesia	2,736,495	105,176,469	—	107,912,964
Malaysia	—	126,260,323	—	126,260,323
Mexico	133,142,825	—	—	133,142,825
Peru	9,106,694	—	—	9,106,694
Philippines	3,019,203	54,459,677	—	57,478,880
Poland	—	53,217,670	—	53,217,670
Qatar	—	449,578	—	449,578
Russia	15,797,855	67,462,594	—	83,260,449
Saudi Arabia	—	4,263,526	—	4,263,526
South Africa	67,292,074	190,524,809	—	257,816,883
South Korea	9,339,251	745,461,098	—	754,800,349
Taiwan	74,347,317	805,915,719	—	880,263,036
Thailand	151,995,708	—	—	151,995,708
Turkey	—	35,548,892	—	35,548,892
United Arab Emirates	—	538,410	—	538,410
Preferred Stocks
Brazil	50,452,803	—	—	50,452,803
Chile	1,029,137	—	—	1,029,137
Colombia	2,305,969	—	—	2,305,969
South Korea	—	351,578	—	351,578
Rights/Warrants
South Korea	—	37,214	—	37,214
Taiwan	—	10,614	—	10,614
Securities Lending Collateral	—	113,229,798	—	113,229,798
Futures Contracts**	8,696,963	—	—	8,696,963

TOTAL	$1,251,257,084	$4,098,474,842	—	$5,349,731,926

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.7%)
BRAZIL — (5.6%)
	AES Tiete Energia SA	2,152,649	$5,739,975
	AES Tiete Energia SA	13,378	8,266
	Aliansce Sonae Shopping Centers SA	875,692	4,494,483
	Alliar Medicos A Frente SA	325,200	627,328
	Alupar Investimento SA	1,279,852	5,312,025
*	Anima Holding SA	351,800	1,473,731
	Arezzo Industria e Comercio SA	349,848	2,734,243
# *	Azul SA, ADR	521,412	4,984,701
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	684,250
	BR Malls Participacoes SA	5,472,441	10,103,773
	BR Properties SA	1,397,353	2,245,879
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	279,142	1,052,320
	Camil Alimentos SA	817,935	1,227,376
	Cia de Locacao das Americas	1,995,262	4,872,668
	Cia de Saneamento de Minas Gerais-COPASA	452,382	3,993,147
	Cia de Saneamento do Parana	2,432,521	11,496,311
	Cia de Saneamento do Parana	41,700	39,416
	Cia Hering	1,057,214	2,908,461
#	Cia Paranaense de Energia, Sponsored ADR	39,563	405,521
	Cia Paranaense de Energia	205,200	2,007,510
	Cia Siderurgica Nacional SA	2,655,451	4,375,373
	Cielo SA	219,500	163,881
	Cogna Educacao	3,824,828	3,896,642
	Construtora Tenda SA	654,699	2,797,993
*	Cosan Logistica SA	1,062,062	2,999,921
	CSU Cardsystem SA	276,835	501,957
	CVC Brasil Operadora e Agencia de Viagens SA	1,005,287	2,551,161
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,955,277	5,720,675
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	148,042
	Dimed SA Distribuidora da Medicamentos	33,000	142,003
	Direcional Engenharia SA	892,412	1,444,165
	Duratex SA	2,632,762	4,715,626
*	EcoRodovias Infraestrutura e Logistica SA	1,578,407	3,044,832
	EDP - Energias do Brasil SA	1,996,378	6,241,090
*	Embraer SA	1,745,509	2,776,559
*	Embraer SA, Sponsored ADR	613,394	3,882,784
	Enauta Participacoes SA	642,324	1,078,434
*	Eneva SA	730,700	4,834,695
	Equatorial Energia SA	1,907,228	6,428,858
*	Even Construtora e Incorporadora SA	1,446,404	1,792,744
	Ez Tec Empreendimentos e Participacoes SA	941,669	5,231,400
	Fleury SA	1,247,031	5,228,545
	Fras-Le SA	242,460	180,578
*	Gafisa SA	465,061	333,536
	Gafisa SA, ADR	70,312	134,999
#	Gol Linhas Aereas Inteligentes SA, ADR	322,980	1,488,938
	Grendene SA	2,331,723	2,988,674
	Guararapes Confeccoes SA	712,524	1,670,623
*	Helbor Empreendimentos SA	3,348,465	1,145,322
	Iguatemi Empresa de Shopping Centers SA	435,625	2,637,190
	Industrias Romi SA	185,500	380,354
	Instituto Hermes Pardini SA	396,858	1,419,461
	International Meal Co. Alimentacao SA, Class A	1,513,277	904,421
	Iochpe-Maxion SA	818,200	1,912,378
	JHSF Participacoes SA	1,466,564	1,121,923

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	JSL SA	587,628	$2,031,557
	Kepler Weber SA	170,346	845,167
	Light SA	1,972,115	4,119,831
	LOG Commercial Properties e Participacoes SA	188,072	791,313
*	Log-in Logistica Intermodal SA	296,109	748,726
	M Dias Branco SA	324,311	1,908,448
	Mahle-Metal Leve SA	294,824	953,669
	Marcopolo SA	638,300	328,664
*	Marfrig Global Foods SA	2,589,520	6,114,389
*	Marisa Lojas SA	784,679	948,039
*	Mills Estruturas e Servicos de Engenharia SA	1,258,520	1,087,744
*	Minerva SA	1,384,548	3,121,528
	Movida Participacoes SA	973,839	1,934,103
	MRV Engenharia e Participacoes SA	2,289,454	6,378,423
	Natura & Co. Holding SA	152,036	993,089
	Odontoprev SA	2,014,569	5,557,023
*	Omega Geracao SA	209,910	1,157,653
	Ouro Fino Saude Animal Participacoes SA	9,800	48,658
*	Paranapanema SA	165,102	336,101
*	Petro Rio SA	665,991	2,504,554
	Porto Seguro SA	189,787	1,580,657
	Portobello SA	488,541	254,247
*	Positivo Tecnologia SA	122,980	104,031
*	Profarma Distribuidora de Produtos Farmaceuticos SA	226,502	191,185
	Qualicorp Consultoria e Corretora de Seguros SA	2,173,263	10,358,958
	Restoque Comercio e Confeccoes de Roupas SA	183,440	205,437
	Santos Brasil Participacoes SA	1,818,532	1,364,426
	Sao Carlos Empreendimentos e Participacoes SA	86,509	569,525
	Sao Martinho SA	1,378,329	4,841,222
	Ser Educacional SA	439,780	1,374,843
	SLC Agricola SA	865,042	3,817,836
	Smiles Fidelidade SA	429,000	1,126,560
*	Springs Global Participacoes SA	148,300	158,448
	Sul America SA	1,514,414	12,462,541
	T4F Entretenimento SA	226,100	77,752
*	Technos SA	261,800	59,698
*	Tecnisa SA	4,163,681	597,229
	Tegma Gestao Logistica SA	249,102	861,200
*	Terra Santa Agro SA	3,000	6,229
	Transmissora Alianca de Energia Eletrica SA	2,457,820	12,429,440
	Trisul SA	406,782	608,913
	Tupy SA	560,449	1,525,340
	Unipar Carbocloro SA	5,573	29,977
	Usinas Siderurgicas de Minas Gerais SA	87,500	85,281
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	603,550	990,027
*	Via Varejo SA	4,276,519	7,219,413
*	Vulcabras Azaleia SA	739,509	573,885
	Wiz Solucoes e Corretagem de Seguros SA	569,744	955,528
	YDUQS Participacoes SA	1,928,102	10,761,120

TOTAL BRAZIL			269,826,788

CANADA — (0.1%)
	Atlas Corp.	558,523	4,166,582

CHILE — (1.1%)
	AES Gener SA	11,369,444	1,675,253
	Banvida SA	48,106	11,715
	Besalco SA	2,809,709	1,247,425

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	CAP SA	490,566	$2,394,366
	Cementos BIO BIO SA	352,724	285,183
	Cia Pesquera Camanchaca SA	1,471,136	88,103
*	Cia Sud Americana de Vapores SA	113,795,087	2,725,957
	Cristalerias de Chile SA	130,323	639,986
	Embotelladora Andina SA, ADR, Class B	13,429	186,358
*	Empresa Nacional de Telecomunicaciones SA	663,274	4,011,898
	Empresas Hites SA	1,238,776	212,190
*	Empresas La Polar SA	16,706,766	180,094
	Empresas Lipigas SA	6,383	34,786
	Empresas Tricot SA	70,631	39,930
	Engie Energia Chile SA	4,833,911	5,964,661
*	Enjoy SA	2,562,139	26,085
	Forus SA	682,889	768,772
	Grupo Security SA	7,515,658	1,337,317
	Hortifrut SA	118,502	134,981
	Instituto de Diagnostico SA	2,928	5,681
	Inversiones Aguas Metropolitanas SA	3,086,034	2,476,478
	Inversiones La Construccion SA	263,939	1,991,635
*	Masisa SA	18,625,959	366,763
	Multiexport Foods SA	4,799,708	1,316,485
	Parque Arauco SA	4,730,917	7,939,259
	PAZ Corp. SA	1,283,993	835,080
	Ripley Corp. SA	6,989,673	2,176,686
	Salfacorp SA	2,611,897	1,126,222
	Sigdo Koppers SA	1,180,120	1,130,789
	SMU SA	5,737,460	962,085
	Sociedad Matriz SAAM SA	37,668,810	2,215,282
	Socovesa SA	3,111,764	730,514
	SONDA SA	3,188,752	1,928,681
	Vina Concha y Toro SA	3,897,820	6,139,218

TOTAL CHILE			53,305,918

CHINA — (20.2%)
*	21Vianet Group, Inc., ADR	466,877	6,989,149
	361 Degrees International, Ltd.	6,324,000	959,490
*	3SBio, Inc.	8,281,000	8,395,410
# *	500.com, Ltd., ADR, Class A	5,931	25,741
*	51job, Inc., ADR	134,562	8,065,646
	5I5J Holding Group Co., Ltd., Class A	149,700	71,859
	AAG Energy Holdings, Ltd.	982,601	152,417
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	51,600	72,288
	Agile Group Holdings, Ltd.	606,000	681,610
	Ajisen China Holdings, Ltd.	4,142,000	921,943
	AKM Industrial Co., Ltd.	2,880,000	356,911
*	Alibaba Pictures Group, Ltd.	5,520,000	739,328
	AMVIG Holdings, Ltd.	2,508,000	479,409
	Angang Steel Co., Ltd., Class H	11,938,999	3,218,508
	Anhui Expressway Co., Ltd., Class H	3,130,000	1,613,188
	Animal Health Holdings, Inc.	3,671,000	88,786
#	Anton Oilfield Services Group	12,714,000	793,336
	Aoshikang Technology Co., Ltd., Class A	5,300	44,612
*	Aowei Holdings, Ltd.	1,451,000	229,890
	APT Satellite Holdings, Ltd.	182,000	57,894
*	Art Group Holdings, Ltd.	320,000	8,659
	Asia Cement China Holdings Corp.	3,436,500	3,978,158
*	Asia Television Holdings, Ltd.	7,580,000	40,217
*	Asian Citrus Holdings, Ltd.	2,314,000	33,579
	Ausnutria Dairy Corp., Ltd.	3,780,000	6,971,223

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avic Heavy Machinery Co., Ltd., Class A	90,400	$120,103
#	AVIC International Holding HK, Ltd.	33,595,722	437,249
	AviChina Industry & Technology Co., Ltd., Class H	16,633,000	6,564,591
	BAIC Motor Corp., Ltd., Class H	8,829,500	3,862,818
	BAIOO Family Interactive, Ltd.	1,824,000	204,543
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,357,210
	Bank of Tianjin Co., Ltd., Class H	100,000	41,516
#	Bank of Zhengzhou Co., Ltd., Class H	610,000	169,029
*	Baoye Group Co., Ltd., Class H	1,628,000	972,929
# *	Baozun, Inc., Sponsored ADR	283,293	9,020,049
	BBI Life Sciences Corp.	1,534,500	676,791
#	BBMG Corp., Class H	5,383,000	1,360,918
	Beijing Capital International Airport Co., Ltd., Class H	11,576,000	7,756,148
	Beijing Capital Land, Ltd., Class H	12,227,750	2,740,893
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	68,000	378,089
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	245,334
*	Beijing Enterprises Environment Group, Ltd.	622,000	34,702
# *	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	418,114
	Beijing Enterprises Water Group, Ltd.	5,116,000	1,985,272
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	333,943
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,260,000	1,590,301
#	Beijing North Star Co., Ltd., Class H	5,674,000	1,378,226
# *	Beijing Properties Holdings, Ltd.	10,632,000	158,048
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	41,600	57,456
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,983,000	541,910
#	Best Pacific International Holdings, Ltd.	2,102,000	312,409
	BII Railway Transportation Technology Holdings Co., Ltd.	2,636,000	150,070
*	Billion Industrial Holdings, Ltd.	44,000	28,549
*	Bitauto Holdings, Ltd., ADR	253,757	3,085,685
	Bosideng International Holdings, Ltd.	12,088,000	3,277,247
#	Boyaa Interactive International, Ltd.	2,555,000	233,417
#	Brilliance China Automotive Holdings, Ltd.	4,326,000	4,002,578
*	Brilliant Circle Holdings International, Ltd.	250,000	22,223
#	BYD Electronic International Co., Ltd.	4,612,000	10,620,169
	C C Land Holdings, Ltd.	14,952,015	3,471,797
#	CA Cultural Technology Group, Ltd.	3,835,000	1,416,665
	Cabbeen Fashion, Ltd.	1,511,000	221,137
	Canny Elevator Co., Ltd., Class A	28,300	31,222
	Canvest Environmental Protection Group Co., Ltd.	4,545,000	1,997,415
*	Capital Environment Holdings, Ltd.	23,030,000	335,512
# *	CAR, Inc.	5,720,000	1,664,526
	Carrianna Group Holdings Co., Ltd.	2,031,257	143,344
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,214
	Central China Real Estate, Ltd.	6,581,626	3,354,820
	Central China Securities Co., Ltd., Class H	5,959,000	937,050
*	Century Sunshine Group Holdings, Ltd.	12,390,000	261,834
	CGN New Energy Holdings Co., Ltd.	10,558,000	2,186,525
	CGN Nuclear Technology Development Co., Ltd., Class A	21,100	19,303
	Changshouhua Food Co., Ltd.	1,673,000	540,083
#	Chaowei Power Holdings, Ltd.	4,462,000	1,278,428
	Cheetah Mobile, Inc., ADR	282,767	579,672
	China Aerospace International Holdings, Ltd.	13,768,500	724,341
	China Aircraft Leasing Group Holdings, Ltd.	1,943,500	1,791,776
*	China All Access Holdings, Ltd.	980,000	18,947
	China Aoyuan Group, Ltd.	9,537,000	11,205,310
# *	China Automobile New Retail Holdings, Ltd.	662,000	26,697
# *	China Beidahuang Industry Group Holdings, Ltd.	4,032,000	29,386
	China Bester Group Telecom Co., Ltd., Class A	7,700	21,594

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China BlueChemical, Ltd., Class H	14,054,000	$2,097,660
*	China Chengtong Development Group, Ltd.	2,628,000	57,976
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,065,946
	China Communications Services Corp., Ltd., Class H	16,766,000	11,951,012
	China CYTS Tours Holding Co., Ltd., Class A	35,100	51,648
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,103,000	1,176,906
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	44,849
#	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	15,465
# *	China Dili Group	13,209,699	2,948,103
	China Distance Education Holdings, Ltd., ADR	71,368	553,816
	China Dongxiang Group Co., Ltd.	25,778,985	2,148,942
# *	China Dynamics Holdings, Ltd.	12,070,000	74,607
#	China Electronics Huada Technology Co., Ltd.	5,724,000	426,967
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,920,000	651,474
	China Energy Engineering Corp., Ltd., Class H	906,000	91,680
#	China Everbright Greentech Ltd.	3,230,000	1,334,988
	China Everbright International, Ltd.	12,043,000	6,964,401
	China Everbright, Ltd.	7,078,000	10,820,658
	China Financial Services Holdings, Ltd.	7,270,000	218,771
	China Flavors & Fragrances Co., Ltd.	192,000	33,354
	China Foods, Ltd.	6,874,000	2,265,179
	China Glass Holdings, Ltd.	4,470,000	201,054
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,312,000	3,527,966
# *	China Greenland Broad Greenstate Group Co., Ltd.	4,872,000	392,816
	China Hanking Holdings, Ltd.	3,881,000	885,629
	China Harmony New Energy Auto Holding, Ltd.	6,061,500	3,131,308
	China Harzone Industry Corp., Ltd., Class A	77,000	90,473
*	China High Precision Automation Group, Ltd.	1,289,000	38,034
#	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	1,633,697
	China Hongqiao Group, Ltd.	608,000	299,715
*	China Huiyuan Juice Group, Ltd.	4,034,500	364,965
# *	China Index Holdings, Ltd., ADR	117,657	131,776
	China International Marine Containers Group Co., Ltd., Class H	3,316,820	2,936,610
	China Lesso Group Holdings, Ltd.	7,690,000	11,019,535
	China Lilang, Ltd.	3,406,000	2,087,082
# *	China Logistics Property Holdings Co., Ltd.	3,318,000	1,246,939
# *	China Longevity Group Co., Ltd.	1,076,350	35,682
	China Longyuan Power Group Corp., Ltd., Class H	10,640,000	5,318,183
# *	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	6,682,000	1,833,360
	China Maple Leaf Educational Systems, Ltd.	11,770,000	3,460,149
*	China Medical & HealthCare Group, Ltd.	930,000	24,739
	China Medical System Holdings, Ltd.	9,137,500	10,756,396
	China Meidong Auto Holdings, Ltd.	2,954,000	5,315,457
	China Merchants Land, Ltd.	10,770,000	1,788,366
	China Merchants Port Holdings Co., Ltd.	538,000	692,440
# *	China Metal Recycling Holdings, Ltd.	2,401,686	0
# *	China Minsheng Financial Holding Corp., Ltd.	4,620,000	59,164
*	China Modern Dairy Holdings, Ltd.	8,172,000	873,119
	China New Town Development Co., Ltd.	11,720,648	189,199
	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	199,000	112,231
# *	China Oceanwide Holdings, Ltd.	4,994,000	157,151
#	China Oil & Gas Group, Ltd.	31,898,000	1,002,805
	China Oriental Group Co., Ltd.	9,182,000	2,774,953
	China Overseas Grand Oceans Group, Ltd.	11,729,749	7,346,374
	China Overseas Property Holdings, Ltd.	10,095,000	11,160,839
	China Pioneer Pharma Holdings, Ltd.	3,339,000	544,569
	China Power International Development, Ltd.	35,193,333	7,167,664

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Properties Group, Ltd.	2,751,000	$202,562
*	China Rare Earth Holdings, Ltd.	7,152,799	266,938
	China Resources Medical Holdings Co., Ltd.	5,558,000	2,823,329
	China Resources Pharmaceutical Group, Ltd.	450,500	282,927
*	China Ruifeng Renewable Energy Holdings, Ltd.	224,000	8,583
	China Sanjiang Fine Chemicals Co., Ltd.	5,592,000	1,249,428
	China SCE Group Holdings, Ltd.	14,742,200	6,464,911
# *	China Shanshui Cement Group, Ltd.	30,000	8,516
# *	China Shengmu Organic Milk, Ltd.	11,882,000	335,024
	China Shineway Pharmaceutical Group, Ltd.	2,328,200	1,725,535
*	China Silver Group, Ltd.	5,550,000	419,957
#	China South City Holdings, Ltd.	31,322,000	3,006,912
	China Starch Holdings, Ltd.	7,505,000	124,665
	China State Construction Development Holdings, Ltd.	116,000	8,227
	China State Construction International Holdings, Ltd.	5,520,000	4,279,689
	China Sunshine Paper Holdings Co., Ltd.	1,794,000	228,544
	China Suntien Green Energy Corp., Ltd., Class H	10,724,000	2,497,621
#	China Tian Lun Gas Holdings, Ltd.	2,018,000	1,581,672
# *	China Tianrui Group Cement Co., Ltd.	188,000	206,844
	China Traditional Chinese Medicine Holdings Co., Ltd.	16,070,000	7,053,330
	China Travel International Investment Hong Kong, Ltd.	18,419,900	2,579,074
#	China Vast Industrial Urban Development Co., Ltd.	2,033,000	798,216
#	China Water Affairs Group, Ltd.	6,198,000	4,711,180
# *	China Water Industry Group, Ltd.	1,748,000	60,825
	China Wood Optimization Holding, Ltd.	2,240,000	531,312
	China XLX Fertiliser, Ltd.	2,158,000	534,155
	China Yongda Automobiles Services Holdings, Ltd.	358,000	360,913
	China Yuhua Education Corp., Ltd.	7,634,000	7,677,947
# *	China Yurun Food Group, Ltd.	8,063,000	624,984
#	China ZhengTong Auto Services Holdings, Ltd.	9,175,500	1,423,030
#	China Zhongwang Holdings, Ltd.	12,781,200	3,072,253
#	Chinasoft International, Ltd.	15,438,000	8,101,568
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	288,291
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	721,000	15,559
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	171,703
	CIMC Enric Holdings, Ltd.	4,292,000	1,996,361
*	CIMC-TianDa Holdings Co., Ltd.	10,355,000	201,714
	CITIC Dameng Holdings, Ltd.	5,706,000	157,906
	CITIC Resources Holdings, Ltd.	19,938,600	670,757
# *	Citychamp Watch & Jewellery Group, Ltd.	11,222,000	2,213,527
	Clear Media, Ltd.	699,000	639,502
*	COFCO Meat Holdings, Ltd.	2,348,000	835,687
# *	Cogobuy Group	4,446,000	469,942
#	Colour Life Services Group Co., Ltd.	2,321,000	1,099,293
	Concord New Energy Group, Ltd.	41,354,964	1,680,647
	Consun Pharmaceutical Group, Ltd.	3,044,000	1,556,248
*	Coolpad Group, Ltd.	1,300,574	28,284
	COSCO SHIPPING Development Co., Ltd., Class H	18,976,000	1,961,774
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,836,000	5,784,526
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,181,000	1,251,280
	COSCO SHIPPING Ports, Ltd.	12,338,780	6,573,512
	Cosmo Lady China Holdings Co., Ltd.	4,766,000	607,077
	CP Pokphand Co., Ltd.	42,204,594	3,645,132
#	CPMC Holdings, Ltd.	3,552,000	1,265,105
	CRCC High-Tech Equipment Corp., Ltd., Class H	2,266,000	354,022
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	455,518
	CSSC Science & Technology Co., Ltd., Class A	86,100	133,126
# *	CT Environmental Group, Ltd.	18,320,000	150,766
# *	CWT International, Ltd.	24,080,000	77,031

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Cybernaut International Holdings Co., Ltd.	3,760,000	$64,601
#	Da Ming International Holdings, Ltd.	880,000	129,881
	Dawnrays Pharmaceutical Holdings, Ltd.	7,031,886	1,053,323
# *	DBA Telecommunication Asia Holdings, Ltd.	876,000	43,006
# *	Differ Group Holding Co., Ltd.	12,218,000	766,720
	Digital China Holdings, Ltd.	5,886,500	3,141,228
	Dongfang Electric Corp., Ltd., Class H	2,441,600	1,306,212
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	951,537
	Dongyue Group, Ltd.	9,206,000	4,078,126
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,861,000	1,176,621
	E-Commodities Holdings, Ltd.	8,448,000	228,127
#	EEKA Fashion Holdings, Ltd.	1,287,000	1,197,220
	Embry Holdings, Ltd.	470,000	70,488
#	Essex Bio-technology, Ltd.	1,256,000	785,444
	EVA Precision Industrial Holdings, Ltd.	5,080,435	321,302
*	EverChina International Holdings Co., Ltd.	12,045,000	308,801
# *	Fang Holdings, Ltd., ADR	163,515	170,055
	Fanhua, Inc., ADR	236,949	4,485,445
#	Fantasia Holdings Group Co., Ltd.	12,757,500	2,460,745
	Far East Horizon, Ltd.	13,038,000	10,554,704
*	First Tractor Co., Ltd., Class H	1,871,178	409,891
#	Flat Glass Group Co., Ltd., Class H	1,648,000	1,025,253
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	14,100	20,513
	Fu Shou Yuan International Group, Ltd.	5,891,000	5,327,232
	Fufeng Group, Ltd.	10,788,600	3,697,646
# *	Fullshare Holdings, Ltd.	47,842,500	709,587
	GCI Science & Technology Co., Ltd., Class A	64,500	126,258
*	GCL New Energy Holdings, Ltd.	18,764,000	264,327
# *	GCL-Poly Energy Holdings, Ltd.	119,196,000	3,392,316
	Gemdale Properties & Investment Corp., Ltd.	33,704,000	5,370,516
	Genertec Universal Medical Group Co., Ltd.	7,716,000	4,692,092
	Global Top E-Commerce Co., Ltd., Class A	210,400	166,545
*	Glorious Property Holdings, Ltd.	21,037,501	409,084
	Golden Eagle Retail Group, Ltd.	3,117,000	2,986,892
*	Golden Meditech Holdings, Ltd.	356,000	24,365
	Golden Throat Holdings Group Co., Ltd.	991,500	193,286
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	38,882
	Goldlion Holdings, Ltd.	2,006,962	499,914
	Goldpac Group, Ltd.	2,491,000	496,349
# *	GOME Retail Holdings, Ltd.	77,867,000	9,039,924
*	Grand Baoxin Auto Group, Ltd.	5,870,492	698,273
#	Greatview Aseptic Packaging Co., Ltd.	6,438,000	2,372,581
	Greenland Hong Kong Holdings, Ltd.	7,054,000	2,628,326
	Greentown China Holdings, Ltd.	5,068,148	5,476,945
	Greentown Service Group Co., Ltd.	7,256,000	9,549,035
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	149,500	104,622
*	Guangdong Land Holdings, Ltd.	4,010,800	456,552
	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	25,500	26,058
	Guangshen Railway Co., Ltd., Class H	7,176,000	1,518,346
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	19,200	19,334
	Guolian Securities Co., Ltd., Class H	1,330,500	427,923
	Guorui Properties, Ltd.	6,116,000	1,008,273
*	Haichang Ocean Park Holdings, Ltd.	7,081,000	562,057
*	Hailiang Education Group, Inc., ADR	30,293	1,442,250
*	Hainan Meilan International Airport Co., Ltd., Class H	750,000	770,274
	Haitian International Holdings, Ltd.	4,178,000	7,392,318
	Hangxiao Steel Structure Co., Ltd., Class A	264,108	144,559
# *	Harbin Bank Co., Ltd., Class H	1,594,000	270,592
# *	Harbin Electric Co., Ltd., Class H	5,497,413	1,521,621

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Harmonicare Medical Holdings, Ltd.	2,357,000	$116,292
# *	HC Group, Inc.	3,841,500	647,220
	Health and Happiness H&H International Holdings, Ltd.	1,457,000	5,571,969
	Henan Shenhuo Coal & Power Co., Ltd., Class A	148,700	84,057
	Henan Zhongyuan Expressway Co., Ltd., Class A	219,500	121,184
	Henderson Investment, Ltd.	2,432,000	138,012
#	Hengdeli Holdings, Ltd.	14,517,399	580,048
*	Hi Sun Technology China, Ltd.	12,936,000	1,462,895
	Hilong Holding, Ltd.	6,220,000	305,194
#	Hisense Home Appliances Group Co., Ltd., Class H	2,469,000	2,388,253
	HKC Holdings, Ltd.	1,472,577	1,119,750
*	Honghua Group, Ltd.	20,216,000	621,078
	Honworld Group, Ltd.	1,382,500	412,726
	Hopefluent Group Holdings, Ltd.	1,553,670	321,944
	Hopson Development Holdings, Ltd.	4,632,000	5,188,033
*	Hua Han Health Industry Holdings, Ltd.	25,663,698	1,315,875
#	Hua Hong Semiconductor, Ltd.	3,157,000	6,101,275
	Huadian Fuxin Energy Corp., Ltd., Class H	16,896,000	3,003,266
#	Huadian Power International Corp., Ltd., Class H	4,642,000	1,614,857
	Huafu Fashion Co., Ltd., Class A	134,500	95,277
*	Huanxi Media Group, Ltd.	1,960,000	378,032
	Huaxi Holdings Co., Ltd.	444,000	107,865
	Huazhong In-Vehicle Holdings Co., Ltd.	3,736,000	322,341
	Huishang Bank Corp., Ltd., Class H	34,000	12,168
#	IMAX China Holding, Inc.	944,200	1,430,936
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	368,172
#	Inspur International, Ltd.	1,454,000	442,710
# *	Jiangnan Group, Ltd.	16,796,000	653,221
	Jiangsu Guotai International Group Co., Ltd., Class A	120,195	102,832
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	81,300	47,505
#	Jiayuan International Group, Ltd.	4,331,816	1,805,671
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	110,249	38,376
*	Jilin Power Share Co., Ltd., Class A	229,100	123,260
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	881,938
	Jingrui Holdings, Ltd.	2,160,000	635,183
# *	JinkoSolar Holding Co., Ltd., ADR	247,585	3,916,795
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	19,500	6,228
	Jinyuan EP Co., Ltd., Class A	15,900	20,012
	JNBY Design, Ltd.	1,321,000	1,272,877
	Joy City Property, Ltd.	19,994,000	1,603,071
*	JOYY, Inc., ADR	133,218	8,120,969
	Ju Teng International Holdings, Ltd.	5,250,000	1,339,318
	Jutal Offshore Oil Services, Ltd.	1,158,000	70,378
	K Wah International Holdings, Ltd.	2,085,948	955,836
*	Kai Yuan Holdings, Ltd.	13,400,000	78,735
	Kaisa Group Holdings, Ltd.	18,442,000	7,056,246
*	Kangda International Environmental Co., Ltd.	4,545,000	471,221
# *	Kasen International Holdings, Ltd.	4,994,000	802,651
*	Keda Clean Energy Co., Ltd., Class A	35,100	20,156
	Kinetic Mines and Energy, Ltd.	468,000	20,674
	Kingboard Holdings, Ltd.	5,180,421	12,637,930
	Kingboard Laminates Holdings, Ltd.	7,323,500	7,087,652
#	Kingdee International Software Group Co., Ltd.	14,416,200	20,617,680
*	Kong Sun Holdings, Ltd.	1,325,000	9,914
	Kunlun Energy Co., Ltd.	126,000	82,088
	KWG Group Holdings, Ltd.	9,431,950	13,952,626
	Lai Fung Holdings, Ltd.	640,072	706,644
	Lee & Man Chemical Co., Ltd.	1,098,785	451,248
	Lee & Man Paper Manufacturing, Ltd.	9,866,000	6,060,977

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee’s Pharmaceutical Holdings, Ltd.	1,714,000	$840,272
#	Legend Holdings Corp., Class H	568,800	665,629
	Leoch International Technology, Ltd.	2,659,000	169,857
*	LexinFintech Holdings, Ltd., ADR	279,718	2,358,023
	Lier Chemical Co., Ltd., Class A	47,900	101,382
*	Lifestyle China Group, Ltd.	2,138,000	494,355
*	Lifetech Scientific Corp.	18,772,000	4,136,843
*	Link Motion, Inc., Sponsored ADR	690,534	19,956
	Livzon Pharmaceutical Group, Inc., Class H	1,046,603	4,664,185
	LK Technology Holdings, Ltd.	110,000	4,499
	Lonking Holdings, Ltd.	14,764,000	5,002,308
	Luolai Lifestyle Technology Co., Ltd., Class A	46,640	59,457
#	Luye Pharma Group, Ltd.	7,556,500	3,669,260
	LVGEM China Real Estate Investment Co., Ltd.	600,000	173,386
#	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,197,346
	Maoye International Holdings, Ltd.	8,255,000	381,095
	Markor International Home Furnishings Co., Ltd., Class A	83,690	47,452
	Min Xin Holdings, Ltd.	922,000	327,794
*	Mingfa Group International Co., Ltd.	7,108,000	51,620
	Minmetals Land, Ltd.	11,042,000	1,449,074
	Minth Group, Ltd.	5,017,000	12,064,006
*	MMG, Ltd.	16,826,999	2,911,999
	MOBI Development Co., Ltd.	1,753,000	182,089
	Modern Land China Co., Ltd.	5,894,800	807,278
	Nan Hai Corp., Ltd.	24,100,000	205,179
*	Nature Home Holding Co., Ltd.	1,787,000	275,865
	NetDragon Websoft Holdings, Ltd.	1,295,000	3,581,329
# *	New Century Healthcare Holding Co., Ltd.	110,500	21,763
	New Universe Environmental Group, Ltd.	300,000	7,751
*	New World Department Store China, Ltd.	3,526,462	676,592
#	Nexteer Automotive Group, Ltd.	6,041,000	3,104,666
#	Nine Dragons Paper Holdings, Ltd.	11,886,000	11,371,602
# *	Noah Holdings, Ltd., ADR	189,282	5,254,468
	North Huajin Chemical Industries Co., Ltd., Class A	134,500	92,107
# *	North Mining Shares Co., Ltd.	47,100,000	62,359
#	NVC International Holdings, Ltd.	11,342,000	244,601
*	OneSmart International Education Group, Ltd., ADR	9,871	47,578
	O-Net Technologies Group, Ltd.	2,941,000	1,826,973
	Overseas Chinese Town Asia Holdings, Ltd.	1,484,183	342,106
# *	Ozner Water International Holding, Ltd.	2,683,000	90,597
#	Pacific Online, Ltd.	2,998,365	489,658
# *	Panda Green Energy Group, Ltd.	23,204,000	483,568
*	Parkson Retail Group, Ltd.	7,759,000	384,530
	PAX Global Technology, Ltd.	5,809,000	2,476,529
	Peking University Resources Holdings Co., Ltd.	176,000	1,630
#	Phoenix Media Investment Holdings, Ltd.	8,174,000	420,919
	Phoenix New Media, Ltd., ADR	190,696	272,695
	Poly Property Group Co., Ltd.	16,468,000	5,763,887
	Pou Sheng International Holdings, Ltd.	14,951,806	3,054,375
	Powerlong Real Estate Holdings, Ltd.	10,375,000	6,336,701
# *	PW Medtech Group, Ltd.	5,145,000	809,214
# *	Q Technology Group Co., Ltd.	2,725,000	3,260,418
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	14,100	28,785
	Qingdao Port International Co., Ltd., Class H	1,414,000	760,890
	Qingling Motors Co., Ltd., Class H	4,826,000	1,017,137
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	500,411
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,405
# *	Qudian, Inc., Sponsored ADR	96,525	166,988
*	Qunxing Paper Holdings Co.	669,913	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co., Ltd., Class A	154,800	$112,337
	Red Star Macalline Group Corp., Ltd., Class H	113,800	72,276
#	Redco Properties Group Ltd.	6,718,000	3,150,684
*	Renren, Inc., ADR	12,575	11,820
*	REXLot Holdings, Ltd.	98,652,252	49,628
*	RISE Education Cayman, Ltd.	800	3,632
	Rivera Holdings, Ltd.	640,000	36,583
	Road King Infrastructure, Ltd.	1,953,000	3,018,588
	Ronshine China Holdings, Ltd.	3,466,500	3,628,688
	Runjian Co., Ltd., Class A	7,100	30,082
*	RYB Education, Inc., ADR	1,970	5,555
	Sany Heavy Equipment International Holdings Co., Ltd.	7,408,000	3,979,263
# *	Secoo Holding, Ltd., ADR	64,187	204,115
*	SGIS Songshan Co., Ltd., Class A	331,200	174,244
	Shandong Chenming Paper Holdings, Ltd., Class H	3,032,750	1,161,465
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	20,816
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,412,000	3,664,175
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	978,400	518,157
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,781,000	1,150,778
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	208,300	1,014,319
	Shanghai Industrial Holdings, Ltd.	3,632,000	6,179,044
	Shanghai Industrial Urban Development Group, Ltd.	16,825,000	1,658,430
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,666,000	1,718,276
	Shanghai Prime Machinery Co., Ltd., Class H	4,148,000	328,716
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,400	19,621
*	Shanghai Zendai Property, Ltd.	21,220,000	94,014
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	34,600	20,939
	Sheng Ye Capital, Ltd.	260,000	216,798
*	Shengda Resources Co., Ltd., Class A	51,900	80,165
	Shengjing Bank Co., Ltd., Class H	85,500	78,139
	Shenguan Holdings Group, Ltd.	7,048,000	294,934
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	61,600	42,911
	Shenzhen Desay Battery Technology Co., Class A	14,200	73,345
	Shenzhen Expressway Co., Ltd., Class H	5,724,400	6,563,312
	Shenzhen International Holdings, Ltd.	7,573,316	14,637,013
	Shenzhen Investment, Ltd.	24,169,720	7,934,630
	Shenzhen SDG Information Co., Ltd., Class A	54,520	70,062
	Shougang Fushan Resources Group, Ltd.	18,562,000	3,702,229
	Shui On Land, Ltd.	27,670,143	4,902,143
	Sichuan Expressway Co., Ltd., Class H	5,600,000	1,439,838
	Sichuan Yahua Industrial Group Co., Ltd., Class A	49,700	52,939
	Sihuan Pharmaceutical Holdings Group, Ltd.	29,609,000	2,938,007
*	Silver Grant International Holdings Group, Ltd.	6,974,000	957,896
*	SINA Corp.	241,982	8,171,732
	Sinofert Holdings, Ltd.	16,819,327	1,552,787
	Sino-I Technology, Ltd.	3,950,000	20,666
# *	Sinolink Worldwide Holdings, Ltd.	14,370,800	593,367
	Sino-Ocean Group Holding, Ltd.	16,522,500	4,303,203
	Sinopec Engineering Group Co., Ltd., Class H	9,964,500	4,777,476
	Sinopec Kantons Holdings, Ltd.	7,788,000	3,442,244
# *	Sinopec Oilfield Service Corp., Class H	738,000	53,471
#	Sinosoft Technology Group, Ltd.	5,067,599	663,197
#	Sinotrans, Ltd., Class H	16,220,000	3,934,532
	Sinotruk Hong Kong, Ltd.	4,226,000	8,568,390
	Skyfame Realty Holdings, Ltd.	18,112,000	2,388,646
	Skyworth Group, Ltd.	14,687,628	3,373,776
# *	SMI Holdings Group, Ltd.	6,033,814	291,865
# *	Sogou, Inc., ADR	8,336	29,676
	SOHO China, Ltd.	15,376,500	7,368,032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sohu.com, Ltd., ADR	115,019	$965,009
# *	Sparkle Roll Group, Ltd.	7,624,000	189,531
*	SPT Energy Group, Inc.	4,010,000	169,595
*	SRE Group, Ltd.	33,284,346	119,746
	SSY Group, Ltd.	11,747,152	8,271,578
# *	Starrise Media Holdings, Ltd.	2,408,000	305,352
	Suchuang Gas Corp., Ltd.	608,000	149,074
#	Sun King Power Electronics Group	3,912,000	559,152
# *	Sunshine 100 China Holdings, Ltd.	940,000	167,548
	Sunward Intelligent Equipment Co., Ltd., Class A	24,500	22,477
	Sunwave Communications Co., Ltd., Class A	15,800	20,179
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	135,597	139,242
	Symphony Holdings, Ltd.	8,950,000	1,059,552
	Tang Palace China Holdings, Ltd.	440,000	42,223
# *	Tarena International, Inc., ADR	97,613	497,826
*	Taung Gold International, Ltd.	60,770,000	237,005
	TCL Electronics Holdings, Ltd.	5,372,347	2,193,295
	Ten Pao Group Holdings, Ltd.	1,296,000	117,044
#	Tenfu Cayman Holdings Co., Ltd.	289,000	204,910
# *	Tenwow International Holdings, Ltd.	4,220,000	38,811
#	Texhong Textile Group, Ltd.	2,065,500	1,485,772
*	Textainer Group Holdings, Ltd.	178,962	1,599,985
	Tian An China Investment Co., Ltd.	1,718,000	686,823
*	Tian Ge Interactive Holdings, Ltd.	3,128,000	527,049
	Tian Shan Development Holding, Ltd.	1,880,000	754,145
	Tiangong International Co., Ltd.	4,698,000	1,495,205
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,484,000	792,304
	Tianjin Development Holdings, Ltd.	3,680,000	778,278
	Tianjin Port Development Holdings, Ltd.	14,950,800	999,469
#	Tianneng Power International, Ltd.	5,364,048	5,250,044
#	Tianyun International Holdings, Ltd.	1,794,000	186,744
	Tibet Summit Resources Co., Ltd., Class A	36,000	38,516
# *	Tibet Water Resources, Ltd.	11,844,000	485,180
	Time Watch Investments, Ltd.	1,562,000	188,043
	Tomson Group, Ltd.	3,169,054	732,217
	Tong Ren Tang Technologies Co., Ltd., Class H	4,202,000	3,329,490
	Tongda Group Holdings, Ltd.	31,420,000	2,019,914
*	Tongfang Kontafarma Holdings, Ltd.	186,000	2,430
	Tongyu Communication, Inc., Class A	45,500	165,436
#	Top Spring International Holdings, Ltd.	1,539,500	232,718
#	Towngas China Co., Ltd.	7,169,609	3,604,002
#	Trigiant Group, Ltd.	4,284,000	726,593
*	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	8,011,573	887,984
	Tsaker Chemical Group, Ltd.	1,314,500	219,094
# *	Tuniu Corp., Sponsored ADR	148,809	125,253
	Uni-President China Holdings, Ltd.	8,633,000	8,667,000
	United Energy Group, Ltd.	40,190,900	7,319,560
# *	V1 Group, Ltd.	10,687,579	190,839
	Vinda International Holdings, Ltd.	1,209,000	3,619,449
	Wangneng Environment Co., Ltd., Class A	12,600	29,970
	Wasion Holdings, Ltd.	4,034,000	1,381,675
	Weiqiao Textile Co., Class H	2,420,500	504,222
	West China Cement, Ltd.	20,636,000	3,677,927
#	Wisdom Education International Holdings Co., Ltd.	3,394,000	1,418,176
	Wison Engineering Services Co., Ltd.	1,334,000	132,934
	Wuhan Department Store Group Co., Ltd., Class A	80,682	125,693
	Wuhan P&S Information Technology Co., Ltd., Class A	128,000	128,461
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,619,500	2,393,869

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen International Port Co., Ltd., Class H	7,298,000	$650,516
	Xingda International Holdings, Ltd.	6,955,713	1,655,731
	Xingfa Aluminium Holdings, Ltd.	503,000	445,913
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,843,103	1,956,899
	Xinjiang Machinery Research Institute Co., Ltd., Class A	33,100	19,479
*	Xinming China Holdings, Ltd.	1,016,000	139,140
	Xinyi Solar Holdings, Ltd.	3,067,781	1,946,971
	Xinyuan Real Estate Co., Ltd., ADR	228,382	593,793
	Xtep International Holdings, Ltd.	8,503,439	3,266,299
# *	Xunlei, Ltd., ADR	148,348	542,954
	Yadea Group Holdings, Ltd.	8,016,000	2,982,576
*	Yanchang Petroleum International, Ltd.	12,530,000	63,470
	Yashili International Holdings, Ltd.	5,308,000	304,695
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	740,200	2,791,407
*	Yida China Holdings, Ltd.	1,148,000	296,275
	Yip’s Chemical Holdings, Ltd.	1,728,000	523,056
# *	Yiren Digital, Ltd., ADR	211,195	834,220
	Yorkey Optical International Cayman, Ltd.	396,000	30,278
*	Youyuan International Holdings, Ltd.	2,698,070	33,933
*	YuanShengTai Dairy Farm, Ltd.	8,272,000	342,712
	Yuexiu Property Co., Ltd.	53,900,284	10,248,034
	Yuexiu Transport Infrastructure, Ltd.	6,128,018	4,277,817
	Yuzhou Properties Co., Ltd.	15,039,759	6,407,453
#	Zhaojin Mining Industry Co., Ltd., Class H	4,695,000	5,274,940
#	Zhejiang Expressway Co., Ltd., Class H	9,716,000	7,348,179
# *	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,300	22,631
	Zhejiang Kaishan Compressor Co., Ltd., Class A	30,000	44,917
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,827,800	742,820
# *	Zhong An Group, Ltd.	20,677,800	635,041
#	Zhongyu Gas Holdings, Ltd.	1,899,306	1,626,423
#	Zhou Hei Ya International Holdings Co., Ltd.	4,521,500	2,541,838
# *	Zhuguang Holdings Group Co., Ltd.	7,324,000	1,055,868
	Zhuhai Holdings Investment Group, Ltd.	2,104,000	325,463
	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	49,600	72,654
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	5,429,965

TOTAL CHINA			966,698,997

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	151,044
	Celsia SA ESP	2,207,486	2,341,864
	Cementos Argos SA	1,165,041	1,146,207
*	CEMEX Latam Holdings SA	1,024,868	465,967
*	Constructora Conconcreto SA	323,906	33,953
*	Corp. Financiera Colombiana SA	315,671	2,057,167
*	Empresa de Telecomunicaciones de Bogota	528,419	29,097
	Grupo Nutresa SA	134,015	746,747
	Interconexion Electrica SA ESP	21,420	98,470
	Mineros SA	205,322	159,217
	Promigas SA ESP	10,240	18,080

TOTAL COLOMBIA			7,247,813

GREECE — (0.5%)
	Aegean Airlines SA	208,092	1,343,907
	Athens Water Supply & Sewage Co. SA	211,352	1,568,392
	AUTOHELLAS SA	121,771	624,458
	Bank of Greece	140,045	2,013,770
*	Ellaktor SA	733,119	716,496

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Fourlis Holdings SA	256,837	$1,006,095
*	GEK Terna Holding Real Estate Construction SA	480,472	3,067,268
	Hellenic Exchanges - Athens Stock Exchange SA	403,464	1,503,775
	Holding Co. ADMIE IPTO SA	634,274	1,422,819
*	Intracom Holdings SA	265,272	144,382
*	Intralot SA-Integrated Lottery Systems & Services	501,926	77,946
*	LAMDA Development SA	343,037	2,254,717
*	Marfin Investment Group Holdings SA	4,448,562	324,687
	Mytilineos SA	244,926	1,826,393
*	Piraeus Bank SA	1,199,594	1,601,123
	Piraeus Port Authority SA	43,831	821,639
	Sarantis SA	190,274	1,629,439
	Terna Energy SA	213,875	1,997,370
	Thessaloniki Port Authority SA	344	7,859

TOTAL GREECE			23,952,535

HONG KONG — (0.1%)
*	Anxin-China Holdings, Ltd.	16,347,000	0
*	China Agri-Products Exchange, Ltd.	45,605	412
	Fiber Optic Center, Inc.	9,639,999	65,282
#	Fuguiniao Co., Ltd.	1,930,000	181,113
	Hosa International, Inc.	3,700,000	25,963
*	Karce International Holdings Open	1,336,000	0
# *	Long Well International Holdings, Ltd.	15,232,000	43,422
	My Medicare	6,950,000	38,638
	Real Gold Mining, Ltd.	300,500	10,194
	Shougang Concord International Enterprises Co., Ltd.	10,977,600	2,082,530
	Tech-Pro, Inc.	43,862,000	72,420

TOTAL HONG KONG			2,519,974

HUNGARY — (0.1%)
*	CIG Pannonia Life Insurance P.L.C., Class A	205,071	85,821
	Magyar Telekom Telecommunications P.L.C.	1,977,515	2,458,593
# *	Opus Global Nyrt	223,244	183,774
	Richter Gedeon Nyrt	114,778	2,452,661

TOTAL HUNGARY			5,180,849

INDIA — (11.5%)
*	3M India, Ltd.	4,156	1,056,206
*	5Paisa Capital, Ltd.	23,504	48,644
	Aarti Drugs, Ltd.	20,845	196,281
	Aarti Industries, Ltd.	394,124	5,727,151
*	Aarti Surfactants, Ltd.	19,706	10,456
	Abbott India, Ltd.	15,291	3,555,586
*	Accelya Kale Solutions, Ltd.	3,300	39,724
	Adani Enterprises, Ltd.	740,109	1,365,349
	Adani Gas, Ltd.	303,642	418,547
*	Adani Green Energy, Ltd.	799,473	2,224,273
*	Adani Power, Ltd.	2,993,477	1,244,922
*	Adani Transmissions, Ltd.	448,591	1,219,127
*	Aditya Birla Capital, Ltd.	728,578	481,009
*	Aditya Birla Fashion and Retail, Ltd.	841,640	1,287,692
	Advanced Enzyme Technologies, Ltd.	180,273	347,183
	Aegis Logistics, Ltd.	682,381	1,528,876
	Agro Tech Foods, Ltd.	75,081	472,238
	Ahluwalia Contracts India, Ltd.	24,323	59,002
	AIA Engineering, Ltd.	234,620	5,058,907
	Ajanta Pharma, Ltd.	194,402	3,814,180

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Akzo Nobel India, Ltd.	76,965	$2,121,108
	Alembic Pharmaceuticals, Ltd.	443,923	4,369,723
	Alembic, Ltd.	618,680	414,559
	Alkyl Amines Chemicals	25,698	606,906
	Allcargo Logistics, Ltd.	441,475	436,523
	Amara Raja Batteries, Ltd.	200,856	1,515,967
	Amber Enterprises India, Ltd.	9,759	138,095
	Amrutanjan Health Care, Ltd.	7,403	37,990
*	Amtek Auto, Ltd.	217,501	1,493
	Anant Raj, Ltd.	672,753	150,283
	Andhra Sugars, Ltd. (The)	26,020	88,149
*	Anup Engineering, Ltd.	23,197	97,307
	Apar Industries, Ltd.	90,684	373,045
	Apcotex Industries, Ltd.	3,763	5,151
	APL Apollo Tubes, Ltd.	41,693	791,091
	Apollo Hospitals Enterprise, Ltd.	426,257	7,852,940
	Apollo Tyres, Ltd.	1,844,425	2,343,996
*	Arvind Fashions, Ltd.	213,564	393,590
	Arvind, Ltd.	682,156	217,714
	Asahi India Glass, Ltd.	456,696	1,018,080
	Ashiana Housing, Ltd.	242,139	136,415
	Ashok Leyland, Ltd.	4,777,564	3,280,484
*	Ashoka Buildcon, Ltd.	470,776	395,991
	Astra Microwave Products, Ltd.	45,929	39,282
	Astral Polytechnik, Ltd.	165,627	2,079,498
	AstraZeneca Pharma India, Ltd.	19,541	777,049
	Atul, Ltd.	73,157	4,708,930
	Automotive Axles, Ltd.	31,435	210,897
	Avanti Feeds, Ltd.	294,339	1,670,908
*	Bajaj Consumer Care, Ltd.	445,621	850,982
	Bajaj Electricals, Ltd.	206,979	934,012
*	Bajaj Hindusthan Sugar, Ltd.	2,833,384	208,936
	Bajaj Holdings & Investment, Ltd.	96,197	2,595,707
	Balaji Amines, Ltd.	64,754	351,285
	Balkrishna Industries, Ltd.	552,678	6,719,933
	Balmer Lawrie & Co., Ltd.	463,285	615,522
	Balrampur Chini Mills, Ltd.	1,031,681	1,356,397
	Banco Products India, Ltd.	152,996	140,685
	Bandhan Bank, Ltd.	67,331	232,245
*	Bank of Maharashtra	1,620,868	206,144
	Bannari Amman Sugars, Ltd.	14,297	171,248
	BASF India, Ltd.	81,551	1,131,490
	Bata India, Ltd.	157,245	2,874,241
	Bayer CropScience, Ltd.	7,704	438,115
	BEML, Ltd.	76,057	587,977
	Berger Paints India, Ltd.	508,953	3,413,066
*	BF Utilities, Ltd.	82,031	186,961
	Bhansali Engineering Polymers, Ltd.	345,140	176,782
	Bharat Dyanamics, Ltd.	18,219	52,104
	Bharat Electronics, Ltd.	823,398	787,873
	Bharat Forge, Ltd.	290,261	1,179,007
	Bharat Heavy Electricals, Ltd.	4,925,028	1,469,700
	Bharat Rasayan, Ltd.	2,844	259,564
*	Bharti Airtel, Ltd.	915	6,231
	Birla Corp., Ltd.	137,043	744,259
*	Birla Tyres, Ltd.	78,725	6,971
*	Birlasoft, Ltd.	1,131,802	1,080,546
	Bliss Gvs Pharma, Ltd.	354,023	453,191
	Blue Dart Express, Ltd.	34,883	1,029,940

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Blue Star, Ltd.	182,107	$1,283,274
	Bodal Chemicals, Ltd.	291,542	201,455
	Bombay Dyeing & Manufacturing Co., Ltd.	413,940	282,085
	Borosil Renewables, Ltd.	119,703	59,025
	Brigade Enterprises, Ltd.	417,216	654,082
	BSE, Ltd.	74,598	385,296
	Can Fin Homes, Ltd.	236,350	1,002,286
*	Canara Bank	1,745,555	2,017,355
	Capacit’e Infraprojects, Ltd.	15,657	18,029
	Caplin Point Laboratories, Ltd.	122,099	561,978
	Carborundum Universal, Ltd.	377,694	1,108,444
	Care Ratings, Ltd.	72,983	357,941
	Castrol India, Ltd.	540,366	930,987
	CCL Products India, Ltd.	400,185	1,027,602
	Ceat, Ltd.	149,457	1,586,170
	Central Depository Services India, Ltd.	189,122	565,516
	Century Plyboards India, Ltd.	426,413	689,705
	Century Textiles & Industries, Ltd.	169,090	650,656
	Cera Sanitaryware, Ltd.	32,492	955,233
	CESC, Ltd.	420,901	3,616,528
*	CG Power and Industrial Solutions, Ltd.	2,544,959	268,658
	Chambal Fertilizers & Chemicals, Ltd.	943,783	1,617,532
*	Chennai Petroleum Corp., Ltd.	258,566	213,378
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,319
*	Cholamandalam Financial Holdings, Ltd.	515,103	2,017,375
	Cholamandalam Investment and Finance Co., Ltd.	59,356	124,080
	City Union Bank, Ltd.	1,698,638	3,215,697
	Cochin Shipyard, Ltd.	43,308	142,735
*	Coffee Day Enterprises, Ltd.	170,282	42,998
	Coromandel International, Ltd.	576,439	4,485,475
*	CreditAccess Grameen, Ltd.	13,116	84,487
	CRISIL, Ltd.	131,327	2,559,127
	Crompton Greaves Consumer Electricals, Ltd.	2,964,416	8,722,932
	Cummins India, Ltd.	235,271	1,171,501
	Cyient, Ltd.	394,638	1,199,238
*	Dalmia Bharat, Ltd.	324,460	2,245,368
	DB Corp., Ltd.	166,994	165,500
	DCB Bank, Ltd.	1,293,677	1,370,447
	DCM Shriram, Ltd.	296,517	1,075,107
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	256,604
	Deepak Nitrite, Ltd.	291,386	1,936,372
	Delta Corp., Ltd.	661,802	599,704
	DFM Foods, Ltd.	10,606	29,717
	Dhampur Sugar Mills, Ltd.	160,213	212,414
	Dhanuka Agritech, Ltd.	52,930	311,670
	Dilip Buildcon, Ltd.	206,171	700,505
*	Dish TV India, Ltd.	3,416,870	217,218
	Dishman Carbogen Amcis, Ltd.	540,977	601,965
	Dixon Technologies India, Ltd.	15,729	949,636
	Dr Lal PathLabs, Ltd.	158,114	3,280,075
*	Dynamatic Technologies, Ltd.	8,945	64,891
	eClerx Services, Ltd.	152,368	935,866
	Edelweiss Financial Services, Ltd.	1,553,368	809,792
	EID Parry India, Ltd.	482,515	930,116
	EIH, Ltd.	1,036,646	1,033,680
	Elgi Equipments, Ltd.	360,052	622,326
	Emami, Ltd.	218,114	564,503
	Endurance Technologies, Ltd.	29,902	266,647
	Engineers India, Ltd.	1,113,626	992,669

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Entertainment Network India, Ltd.	67,400	$123,286
	Eris Lifesciences, Ltd.	75,063	494,425
	Escorts, Ltd.	513,152	4,803,721
	Essel Propack, Ltd.	160,818	379,558
*	Excel Industries, Ltd.	3,403	29,583
	Exide Industries, Ltd.	1,455,186	3,036,538
	FDC, Ltd.	412,778	1,328,115
	Federal Bank, Ltd.	10,230,166	6,576,381
	Fine Organic Industries, Ltd.	658	17,498
	Finolex Cables, Ltd.	693,132	2,342,697
	Finolex Industries, Ltd.	285,819	1,524,579
	Firstsource Solutions, Ltd.	1,223,791	569,262
*	Force Motors, Ltd.	4,465	51,289
*	Fortis Healthcare, Ltd.	2,456,374	4,107,812
*	Future Enterprises, Ltd.	834,553	140,365
	Future Lifestyle Fashions, Ltd.	141,933	292,240
*	Future Retail, Ltd.	143,111	162,435
	Gabriel India, Ltd.	416,051	456,353
	Galaxy Surfactants, Ltd.	4,971	92,160
	Garware Technical Fibres, Ltd.	56,666	953,406
	Gateway Distriparks, Ltd.	365,347	443,329
	GE Power India, Ltd.	3,345	19,921
	GE T&D India, Ltd.	196,502	219,608
	GHCL, Ltd.	237,567	330,312
	GIC Housing Finance, Ltd.	98,590	94,724
	Gillette India, Ltd.	16,036	1,135,898
	GlaxoSmithKline Pharmaceuticals, Ltd.	12,699	240,848
	Glenmark Pharmaceuticals, Ltd.	579,828	2,566,357
	GMM Pfaudler, Ltd.	2,017	93,348
*	GMR Infrastructure, Ltd.	10,477,062	2,361,828
	GOCL Corp., Ltd.	46,790	98,164
	Godfrey Phillips India, Ltd.	91,690	1,220,193
	Godrej Agrovet, Ltd.	22,929	123,598
	Godrej Industries, Ltd.	471,291	1,651,481
*	Godrej Properties, Ltd.	171,502	1,524,517
	Granules India, Ltd.	751,239	1,595,834
	Graphite India, Ltd.	52,686	145,304
	Great Eastern Shipping Co., Ltd. (The)	440,195	1,370,422
*	Greaves Cotton, Ltd.	583,522	614,846
*	Greenpanel Industries, Ltd.	223,561	81,338
	Greenply Industries, Ltd.	228,130	313,832
	Grindwell Norton, Ltd.	105,759	726,476
	Gujarat Alkalies & Chemicals, Ltd.	150,535	720,823
	Gujarat Ambuja Exports, Ltd.	252,358	406,516
*	Gujarat Fluorochemicals, Ltd.	224,424	925,764
	Gujarat Gas, Ltd.	1,484,059	5,129,914
	Gujarat Industries Power Co., Ltd.	253,660	198,230
	Gujarat Mineral Development Corp., Ltd.	582,852	302,759
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	250,999	465,680
	Gujarat Pipavav Port, Ltd.	1,270,512	960,960
	Gujarat State Fertilizers & Chemicals, Ltd.	561,559	326,994
	Gujarat State Petronet, Ltd.	1,126,654	3,110,358
	Gulf Oil Lubricants India, Ltd.	95,362	754,520
*	GVK Power & Infrastructure, Ltd.	4,262,306	154,302
	Hatsun Agro Products, Ltd.	68,638	460,799
	HBL Power Systems, Ltd.	627,675	107,893
*	HealthCare Global Enterprises, Ltd.	92,974	85,497
	HEG, Ltd.	11,644	122,989
	HeidelbergCement India, Ltd.	456,501	942,989

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hemisphere Properties India, Ltd.	216,014	$179,928
	Heritage Foods, Ltd.	80,360	292,243
	Hester Biosciences, Ltd.	11,114	196,781
	Hexaware Technologies, Ltd.	781,273	2,895,893
	HFCL, Ltd.	3,822,351	553,698
	HG Infra Engineering Ltd.	6,179	14,724
	Hikal, Ltd.	293,220	432,408
	HIL, Ltd.	15,712	164,463
	Himadri Speciality Chemical, Ltd.	634,968	416,286
	Himatsingka Seide, Ltd.	241,258	173,561
	Hinduja Global Solutions, Ltd.	46,310	355,623
*	Hindustan Construction Co., Ltd.	1,606,341	105,439
*	Hindustan Oil Exploration Co., Ltd.	265,838	141,708
	Honda SIEL Power Products, Ltd.	16,776	196,558
	Honeywell Automation India, Ltd.	12,154	4,556,961
	Hopewell Tableware, Ltd.	119,703	222,844
*	Housing Development & Infrastructure, Ltd.	547,080	13,367
	Huhtamaki PPL, Ltd.	141,795	390,875
	ICICI Securities, Ltd.	134,319	640,227
	ICRA, Ltd.	3,234	97,943
*	IDFC First Bank, Ltd.	13,130,930	3,770,607
	IDFC, Ltd.	5,811,076	1,117,767
*	IFB Industries, Ltd.	66,771	363,859
*	IFCI, Ltd.	4,718,554	255,895
	IIFL Finance, Ltd.	1,309,555	1,327,277
	IIFL Securities, Ltd.	1,410,829	637,322
	IIFL Wealth Management, Ltd.	201,547	2,516,183
	India Cements, Ltd. (The)	1,409,890	1,927,899
	India Glycols, Ltd.	67,908	249,541
	India Nippon Electricals, Ltd.	14,955	58,808
	Indiabulls Housing Finance, Ltd.	1,474,130	2,582,418
*	Indiabulls Integrated Services, Ltd.	41,160	23,636
*	Indiabulls Real Estate, Ltd.	1,798,473	1,380,527
	Indiabulls Ventures, Ltd.	898,257	1,259,301
	Indiabulls Ventures, Ltd.	152,225	59,345
*	Indian Bank	958,733	657,542
	Indian Energy Exchange, Ltd.	107,781	215,279
	Indian Hotels Co., Ltd. (The)	3,481,622	3,686,973
	Indian Hume Pipe Co., Ltd.	61,177	130,574
*	Indian Overseas Bank	3,261,175	331,761
	Indo Count Industries, Ltd.	435,926	169,992
	Indoco Remedies, Ltd.	229,073	712,100
	INEOS Styrolution India, Ltd.	29,043	223,178
	Infibeam Avenues, Ltd.	887,661	523,969
	Ingersoll-Rand India, Ltd.	70,338	586,704
	Inox Leisure, Ltd.	344,055	966,869
	Insecticides India, Ltd.	32,706	177,813
*	Intellect Design Arena, Ltd.	352,089	330,541
	Ipca Laboratories, Ltd.	386,950	8,256,725
*	IRB Infrastructure Developers, Ltd.	1,036,768	953,110
	IRCON International, Ltd.	94,785	107,155
	ITD Cementation India, Ltd.	370,866	185,508
*	ITI, Ltd.	77,824	88,308
	J Kumar Infraprojects, Ltd.	166,672	175,718
	Jagran Prakashan, Ltd.	574,711	316,442
	Jai Corp., Ltd.	298,020	276,030
*	Jaiprakash Associates, Ltd.	2,401,991	52,553
*	Jaiprakash Power Ventures, Ltd.	15,245,328	139,898
*	Jammu & Kashmir Bank, Ltd. (The)	1,584,236	311,175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries, Ltd.	913,298	$312,504
	JB Chemicals & Pharmaceuticals, Ltd.	200,453	1,485,281
*	Jindal Photo Imaging, Ltd.	27,121	22,717
	Jindal Poly Films, Ltd.	95,594	313,290
	Jindal Saw, Ltd.	837,686	614,595
*	Jindal Stainless Hisar, Ltd.	336,993	196,920
*	Jindal Stainless, Ltd.	553,776	227,929
*	Jindal Steel & Power, Ltd.	2,739,856	3,357,430
	JK Cement, Ltd.	158,530	2,355,047
	JK Lakshmi Cement, Ltd.	245,690	648,573
	JK Paper, Ltd.	454,422	591,665
	JK Tyre & Industries, Ltd.	437,511	300,580
	JM Financial, Ltd.	1,876,685	1,608,727
	JMC Projects India, Ltd.	273,093	147,443
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	62,391	1,944,258
	JSW Energy, Ltd.	2,583,431	1,519,251
	JTEKT India, Ltd.	143,939	95,301
	Jubilant Foodworks, Ltd.	499,835	10,779,815
	Jubilant Life Sciences, Ltd.	517,993	2,748,437
*	Just Dial, Ltd.	239,713	1,278,472
	Jyothy Labs, Ltd.	702,307	1,078,396
	Kajaria Ceramics, Ltd.	508,518	2,523,191
	Kalpataru Power Transmission, Ltd.	344,453	1,056,894
	Kalyani Steels, Ltd.	97,687	198,140
	Kansai Nerolac Paints, Ltd.	182,999	992,594
	Karnataka Bank, Ltd. (The)	1,488,891	863,230
	Karur Vysya Bank, Ltd. (The)	2,646,453	1,030,529
	Kaveri Seed Co., Ltd.	217,285	1,075,268
	KCP, Ltd. (The)	269,517	151,751
	KEC International, Ltd.	528,457	1,367,602
	KEI Industries, Ltd.	275,843	1,059,736
	Kewal Kiran Clothing, Ltd.	2,328	25,026
	Kiri Industries, Ltd.	74,470	288,654
	Kirloskar Brothers, Ltd.	136,214	189,091
	Kirloskar Oil Engines, Ltd.	257,475	381,434
	KNR Constructions, Ltd.	267,700	741,111
	Kolte-Patil Developers, Ltd.	80,966	179,551
*	KPIT Technologies, Ltd.	1,131,802	843,397
	KPR Mill, Ltd.	105,973	649,416
	KRBL, Ltd.	394,087	1,005,034
	KSB, Ltd.	40,851	264,876
	L&T Finance Holdings, Ltd.	2,809,850	2,427,045
	LA Opala RG, Ltd.	131,747	306,323
	Lakshmi Machine Works, Ltd.	20,008	642,978
*	Lakshmi Vilas Bank, Ltd. (The)	85,530	16,760
	Laurus Labs, Ltd.	110,867	750,137
	LG Balakrishnan & Bros, Ltd.	50,669	130,097
	LIC Housing Finance, Ltd.	209,903	785,184
	Linde India, Ltd.	103,584	736,457
	LT Foods, Ltd.	694,369	200,566
	Lumax Industries, Ltd.	7,257	99,442
	LUX Industries, Ltd.	43,583	542,377
	Magma Fincorp, Ltd.	401,116	98,312
	Mahanagar Gas, Ltd.	266,149	3,404,555
	Maharashtra Scooters, Ltd.	8,849	263,415
	Maharashtra Seamless, Ltd.	142,905	420,783
	Mahindra & Mahindra Financial Services, Ltd.	646,761	1,412,528
*	Mahindra CIE Automotive, Ltd.	440,936	552,195
*	Mahindra Holidays & Resorts India, Ltd.	275,377	480,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers, Ltd.	158,337	$391,628
	Mahindra Logistics, Ltd.	13,323	45,922
	Maithan Alloys, Ltd.	3,803	19,792
	Majesco, Ltd.	77,810	278,312
	Manappuram Finance, Ltd.	2,043,527	3,603,123
	Mangalore Refinery & Petrochemicals, Ltd.	973,101	416,226
	Marksans Pharma, Ltd.	1,386,544	367,921
	MAS Financial Services, Ltd.	21,563	179,751
	Mastek, Ltd.	54,899	185,338
*	Max Financial Services, Ltd.	668,286	4,121,798
*	Max India, Ltd.	924,605	749,797
	Mayur Uniquoters, Ltd.	95,841	193,275
	Meghmani Organics, Ltd.	550,558	364,759
	Minda Corp., Ltd.	62,629	56,226
	Minda Industries, Ltd.	318,014	1,213,676
	Mindtree, Ltd.	271,568	3,284,048
	MM Forgings, Ltd.	9,652	23,765
	MOIL, Ltd.	431,296	737,882
*	Morepen Laboratories, Ltd.	1,301,310	314,177
	Motilal Oswal Financial Services, Ltd.	180,212	1,211,771
	Mphasis, Ltd.	554,543	5,487,574
	MPS, Ltd.	36,417	134,454
	Multi Commodity Exchange of India, Ltd.	77,195	1,086,192
*	Muthoot Capital Services, Ltd.	34,866	134,718
	Muthoot Finance, Ltd.	620,891	7,154,945
	Narayana Hrudayalaya, Ltd.	222,842	820,616
	Natco Pharma, Ltd.	576,061	4,644,402
	National Aluminium Co., Ltd.	3,035,749	1,270,478
	Nava Bharat Ventures, Ltd.	438,140	219,728
	Navin Fluorine International, Ltd.	109,618	2,264,223
	Navneet Education, Ltd.	623,067	597,620
	NBCC India, Ltd.	1,986,749	517,715
	NCC, Ltd.	3,085,488	1,053,734
	NESCO, Ltd.	158,420	940,887
*	Network18 Media & Investments, Ltd.	627,668	187,346
	Neuland Laboratories, Ltd.	14,795	86,909
	Newgen Software Technologies, Ltd.	3,784	6,720
	NHPC, Ltd.	271,593	74,869
	NIIT Technologies, Ltd.	105,459	1,677,751
	NIIT, Ltd.	370,759	414,536
	Nilkamal, Ltd.	34,294	483,607
	NLC India, Ltd.	664,476	399,752
	NOCIL, Ltd.	325,603	374,439
	NRB Bearings, Ltd.	233,278	220,205
	Nucleus Software Exports, Ltd.	30,339	90,260
	Oberoi Realty, Ltd.	467,355	2,101,713
	Oil India, Ltd.	1,108,498	1,443,502
	Omaxe, Ltd.	269,895	552,237
*	Oracle Financial Services Software, Ltd.	439	13,588
	Orient Cement, Ltd.	417,073	224,717
	Orient Electric, Ltd.	388,074	949,426
	Orient Refractories, Ltd.	181,847	353,314
	Oriental Carbon & Chemicals, Ltd.	13,160	107,900
	Paisalo Digital, Ltd.	11,486	25,832
	Parag Milk Foods, Ltd.	213,876	257,453
*	PC Jeweller, Ltd.	1,075,573	170,604
	Persistent Systems, Ltd.	270,386	1,697,944
	Pfizer, Ltd.	92,675	6,036,864
	Phillips Carbon Black, Ltd.	389,751	410,275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Phoenix Mills, Ltd. (The)	357,609	$2,593,131
	PI Industries, Ltd.	438,938	9,166,386
	PNB Housing Finance, Ltd.	238,767	624,825
	PNC Infratech, Ltd.	120,036	197,914
	Poly Medicure, Ltd.	70,966	213,559
	Polyplex Corp., Ltd.	56,807	329,961
	Power Mech Projects, Ltd.	15,464	77,644
*	Prabhat Dairy, Ltd.	131,884	117,148
	Praj Industries, Ltd.	423,584	344,067
	Prakash Industries, Ltd.	358,348	151,280
	Prestige Estates Projects, Ltd.	800,395	1,827,074
*	Prime Focus, Ltd.	140,332	52,553
	Prism Johnson, Ltd.	631,808	319,896
*	Procter & Gamble Health, Ltd.	43,498	2,473,884
	PSP Projects, Ltd.	13,842	67,349
	PTC India Financial Services, Ltd.	1,468,842	185,675
	PTC India, Ltd.	1,402,649	741,270
*	Punjab National Bank	1,961,074	838,320
	PVR, Ltd.	208,203	2,768,481
*	Quess Corp., Ltd.	89,506	248,884
	Quick Heal Technologies, Ltd.	61,689	96,228
	Radico Khaitan, Ltd.	389,838	1,531,764
	Rain Industries Ltd.	615,411	574,730
	Rajesh Exports, Ltd.	300,200	2,465,186
	Rallis India, Ltd.	467,548	1,316,534
	Ramco Cements, Ltd. (The)	397,937	2,917,697
	Ramco Industries, Ltd.	178,910	310,084
	Ramkrishna Forgings, Ltd.	76,946	190,164
	Rane Holdings, Ltd.	18,184	95,281
	Rashtriya Chemicals & Fertilizers, Ltd.	977,335	506,485
	Ratnamani Metals & Tubes, Ltd.	71,509	867,903
	Raymond, Ltd.	229,764	732,248
	RBL Bank, Ltd.	1,178,715	2,029,255
	Redington India, Ltd.	1,758,618	1,738,134
	Relaxo Footwears, Ltd.	257,596	2,167,054
*	Reliance Infrastructure, Ltd.	768,426	224,707
*	Reliance Power, Ltd.	1,973,701	60,055
*	Religare Enterprises, Ltd.	66,465	20,641
	Repco Home Finance, Ltd.	238,784	399,517
*	RP-SG Business Process Services, Ltd.	70,349	124,935
	Sadbhav Engineering, Ltd.	525,941	324,329
	Sadbhav Infrastructure Project, Ltd.	168,293	40,872
	Sagar Cements, Ltd.	15,163	59,753
*	Sanghi Industries, Ltd.	343,110	85,628
	Sanofi India, Ltd.	45,432	4,663,391
	Saregama India, Ltd.	51,493	184,368
	Sasken Technologies, Ltd.	34,374	185,928
*	Satin Creditcare Network, Ltd.	18,130	14,621
	Savita Oil Technologies, Ltd.	1,482	13,801
	Schaeffler India, Ltd.	38,929	1,782,043
*	Schneider Electric Infrastructure, Ltd.	59,047	65,365
	Security & Intelligence Services India, Ltd.	1,632	9,080
	Sequent Scientific, Ltd.	244,159	244,268
	SH Kelkar & Co., Ltd.	128,058	110,765
	Shankara Building Products, Ltd.	23,325	79,025
	Sharda Cropchem, Ltd.	97,276	189,702
*	Sheela Foam, Ltd.	4,860	96,850
	Shilpa Medicare, Ltd.	123,440	590,793
*	Shipping Corp. of India, Ltd.	756,298	438,829

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shoppers Stop, Ltd.	76,321	$188,785
	Shriram City Union Finance, Ltd.	64,781	628,589
	Shriram Transport Finance Co., Ltd.	1,158	12,015
	Siyaram Silk Mills, Ltd.	30,118	53,414
	SKF India, Ltd.	123,880	2,420,673
	SML ISUZU, Ltd.	34,426	176,873
	Sobha, Ltd.	337,751	899,484
	Solar Industries India, Ltd.	147,949	1,730,596
	Solara Active Pharma Sciences, Ltd.	9,569	73,545
	Somany Ceramics, Ltd.	50,658	72,964
*	Somany Home Innovation, Ltd.	230,605	226,199
	Sonata Software, Ltd.	269,603	763,926
	South Indian Bank, Ltd. (The)	6,306,233	492,187
	SRF, Ltd.	128,616	6,303,409
	Srikalahasthi Pipes, Ltd.	114,116	223,983
	Star Cement, Ltd.	205,348	212,936
	Steel Authority of India, Ltd.	4,695,612	1,956,885
	Sterlite Technologies, Ltd.	742,267	879,387
	Strides Pharma Science, Ltd.	332,258	1,900,757
	Subros, Ltd.	140,996	303,582
	Sudarshan Chemical Industries	141,266	764,637
*	Sumitomo Chemical India, Ltd.	124,491	398,776
	Sun TV Network, Ltd.	524,024	2,664,474
	Sundaram Finance Holdings, Ltd.	54,598	33,161
	Sundaram Finance, Ltd.	67,923	1,142,602
	Sundaram-Clayton, Ltd.	6,812	129,268
	Sundram Fasteners, Ltd.	421,449	1,861,951
	Sunteck Realty, Ltd.	301,891	792,081
	Suprajit Engineering, Ltd.	244,793	391,309
	Supreme Industries, Ltd.	290,557	4,193,663
	Supreme Petrochem, Ltd.	165,945	341,006
	Surya Roshni, Ltd.	101,312	121,255
*	Suven Life Sciences, Ltd.	437,090	264,046
*	Suven Pharmaceuticals, Ltd.	437,090	1,728,687
*	Suzlon Energy, Ltd.	10,013,342	353,204
	Swan Energy, Ltd.	76,621	102,321
	Swaraj Engines, Ltd.	28,164	365,348
	Symphony, Ltd.	72,354	886,756
	Syngene International, Ltd.	503,550	2,117,853
	TAKE Solutions, Ltd.	353,354	272,541
	Tanla Solutions, Ltd.	39,397	34,467
	Tasty Bite Eatables, Ltd.	629	87,477
	Tata Chemicals, Ltd.	395,329	1,477,984
	Tata Communications, Ltd.	233,493	1,325,822
	Tata Consumer Products, Ltd.	2,827,902	13,144,417
	Tata Elxsi, Ltd.	123,460	1,310,639
	Tata Metaliks, Ltd.	76,828	483,198
	Tata Power Co., Ltd. (The)	4,443,162	1,877,867
*	Tata Sponge Iron, Ltd.	101,910	314,455
*	Tata Steel BSL, Ltd.	85,559	20,245
	TCI Express, Ltd.	115,752	1,081,332
*	Techno Electric & Engineering Co., Ltd.	248,038	699,562
	Tejas Networks, Ltd.	52,773	26,108
	Texmaco Rail & Engineering, Ltd.	418,713	141,889
	Thermax, Ltd.	200,679	1,936,637
	Thirumalai Chemicals, Ltd.	274,587	164,590
	Thomas Cook India, Ltd.	274,977	97,949
	Thyrocare Technologies, Ltd.	72,894	488,000
	Tide Water Oil Co India, Ltd.	7,147	341,536

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Time Technoplast, Ltd.	637,462	$289,340
	Timken India, Ltd.	164,686	1,945,615
	Tinplate Co. of India, Ltd. (The)	242,554	276,419
	Torrent Power, Ltd.	1,064,851	4,695,767
	Tourism Finance Corp. of India, Ltd.	95,791	42,529
	Transport Corp. of India, Ltd.	214,413	483,911
	Trent, Ltd.	449,150	2,978,827
	Trident, Ltd.	6,329,229	407,812
	Triveni Engineering & Industries, Ltd.	488,610	242,056
	Triveni Turbine, Ltd.	426,083	427,000
	TTK Prestige, Ltd.	31,013	1,989,209
	Tube Investments of India, Ltd.	560,742	2,771,755
	TV Today Network, Ltd.	157,798	409,518
*	TV18 Broadcast, Ltd.	3,358,323	866,773
	TVS Srichakra, Ltd.	16,436	227,156
*	UCO Bank	2,632,442	446,526
	Uflex, Ltd.	209,745	510,119
	Unichem Laboratories, Ltd.	205,540	406,033
*	Union Bank of India	3,877,648	1,394,852
*	Usha Martin, Ltd.	50,166	10,348
*	VA Tech Wabag, Ltd.	152,604	260,805
	Vaibhav Global, Ltd.	62,500	785,201
	Vakrangee, Ltd.	737,146	247,830
	Vardhman Textiles, Ltd.	131,212	1,124,267
	Varroc Engineering, Ltd.	13,628	28,742
	Varun Beverages, Ltd.	85,287	757,612
	Venky’s India, Ltd.	25,598	371,099
	Vesuvius India, Ltd.	9,930	122,038
	V-Guard Industries, Ltd.	837,555	1,943,981
	Vinati Organics, Ltd.	157,412	2,047,304
	Vindhya Telelinks, Ltd.	15,392	126,583
	VIP Industries, Ltd.	255,464	784,141
	V-Mart Retail, Ltd.	40,820	932,870
*	Vodafone Idea, Ltd.	26,426,231	1,463,691
	Voltas, Ltd.	232,681	1,561,115
	VRL Logistics, Ltd.	176,245	380,054
	VST Industries, Ltd.	32,402	1,250,591
	VST Tillers Tractors, Ltd.	13,719	165,664
	WABCO India, Ltd.	28,222	2,329,983
	Welspun Corp., Ltd.	607,723	511,624
	Welspun Enterprises, Ltd.	395,274	273,747
	Welspun India, Ltd.	2,198,569	764,625
	West Coast Paper Mills, Ltd.	160,745	301,309
*	Westlife Development Ltd.	15,971	67,975
	Wheels India, Ltd.	3,448	19,085
	Whirlpool of India, Ltd.	76,768	2,089,531
*	Wockhardt, Ltd.	169,050	571,767
	Wonderla Holidays, Ltd.	83,094	142,457
	Yes Bank, Ltd.	237,637	88,131
	Zee Entertainment Enterprises, Ltd.	74,334	156,037
	Zee Learn, Ltd.	911,672	163,787
	Zensar Technologies, Ltd.	496,220	554,447
	Zydus Wellness, Ltd.	54,838	991,770

TOTAL INDIA			550,288,811

INDONESIA — (1.9%)
	Ace Hardware Indonesia Tbk PT	27,778,600	2,827,428
	Adhi Karya Persero Tbk PT	13,220,088	485,589
*	Adi Sarana Armada Tbk PT	4,074,600	101,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Agung Podomoro Land Tbk PT	24,163,300	$168,702
	AKR Corporindo Tbk PT	12,923,200	2,071,138
*	Alam Sutera Realty Tbk PT	96,602,100	759,571
	Aneka Tambang Tbk	56,929,191	1,945,399
*	Armidian Karyatama Tbk PT	844,800	2,130
	Arwana Citramulia Tbk PT	28,231,700	771,420
	Asahimas Flat Glass Tbk PT	978,600	190,590
	Astra Agro Lestari Tbk PT	2,779,400	1,131,522
	Astra Otoparts Tbk PT	3,767,800	196,399
*	Astrindo Nusantara Infrastructure Tbk PT	99,399,300	334,115
*	Asuransi Kresna Mitra Tbk PT	9,131,000	705,343
*	Bakrie Telecom Tbk PT	49,756,298	31,359
*	Bank Bukopin Tbk	46,493,566	370,836
*	Bank Capital Indonesia Tbk PT	1,152,700	32,801
*	Bank Ina Perdana PT	6,723,800	490,731
	Bank Maybank Indonesia Tbk PT	6,897,100	69,319
*	Bank Nationalnobu Tbk PT	715,800	44,803
*	Bank Pan Indonesia Tbk PT	21,002,000	1,052,707
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,223,900	1,034,797
	Bank Pembangunan Daerah Jawa Timur Tbk PT	24,332,500	915,549
*	Bank Permata Tbk PT	3,881,102	320,716
	Bank Tabungan Negara Persero Tbk PT	13,260,349	780,923
*	Barito Pacific Tbk PT	47,464,000	4,595,827
	Bekasi Fajar Industrial Estate Tbk PT	35,227,700	270,544
	BFI Finance Indonesia Tbk PT	982,300	21,620
*	Bintang Oto Global Tbk PT	10,495,500	1,091,156
	BISI International Tbk PT	13,580,000	828,485
	Blue Bird Tbk PT	3,090,800	201,467
*	Buana Lintas Lautan Tbk PT	10,592,700	126,086
*	Bumi Resources Tbk PT	70,558,100	236,650
*	Bumi Serpong Damai Tbk PT	7,907,500	372,018
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	221,563
	Buyung Poetra Sembada PT	1,131,500	53,155
*	Capital Financial Indonesia Tbk PT	3,997,500	100,437
	Catur Sentosa Adiprana Tbk PT	2,986,100	69,211
*	Centratama Telekomunikasi Indonesia Tbk PT	1,300,300	4,898
	Cikarang Listrindo Tbk PT	662,200	30,662
	Ciputra Development Tbk PT	76,701,720	2,765,011
*	Citra Marga Nusaphala Persada Tbk PT	12,112,102	1,205,403
*	City Retail Developments Tbk PT	12,056,400	119,710
*	Clipan Finance Indonesia Tbk PT	1,454,500	16,749
*	Davomas Abadi Tbk PT	11,631,700	0
*	Delta Dunia Makmur Tbk PT	36,763,800	331,540
	Dharma Satya Nusantara Tbk PT	2,071,600	45,429
*	Eagle High Plantations Tbk PT	77,612,600	414,378
	Elnusa Tbk PT	22,955,000	300,243
	Erajaya Swasembada Tbk PT	9,669,300	808,853
*	Gajah Tunggal Tbk PT	13,423,400	302,845
*	Garuda Indonesia Persero Tbk PT	28,893,349	363,694
*	Global Mediacom Tbk PT	55,317,600	768,949
*	Hanson International Tbk PT	483,480,300	1,625,144
	Harum Energy Tbk PT	4,533,800	381,527
	Hexindo Adiperkasa Tbk PT	508,500	88,596
	Impack Pratama Industri Tbk PT	169,800	12,432
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,299,500	479,687
	Indika Energy Tbk PT	11,105,700	586,117
	Indo Tambangraya Megah Tbk PT	2,681,500	1,292,661
	Indomobil Sukses Internasional Tbk PT	1,226,600	35,965
	Indo-Rama Synthetics Tbk PT	130,400	18,299

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Indosat Tbk PT	7,020,700	$1,010,030
	Industri dan Perdagangan Bintraco Dharma Tbk PT	31,675,700	113,770
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	20,698,900	1,754,376
*	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	39,787
*	Inti Agri Resources Tbk PT	92,782,800	311,875
*	Intikeramik Alamasri Industri Tbk PT	49,022,007	164,912
	Intiland Development Tbk PT	65,614,332	979,321
	Japfa Comfeed Indonesia Tbk PT	24,602,700	1,601,300
	Jaya Real Property Tbk PT	16,709,100	453,071
	Kapuas Prima Coal Tbk PT	46,408,100	451,464
*	Kawasan Industri Jababeka Tbk PT	140,447,557	1,235,010
	KMI Wire & Cable Tbk PT	12,340,200	329,972
*	Krakatau Steel Persero Tbk PT	32,845,502	378,675
*	Kresna Graha Investama Tbk PT	86,893,600	787,516
	Link Net Tbk PT	6,553,000	1,224,655
*	Lippo Cikarang Tbk PT	14,863,565	692,403
*	Lippo Karawaci Tbk PT	316,066,940	3,404,550
*	M Cash Integrasi PT	2,058,300	132,209
	Mahkota Group Tbk PT	374,000	17,193
	Malindo Feedmill Tbk PT	7,853,300	297,844
	Matahari Department Store Tbk PT	13,472,500	1,093,598
*	Medco Energi Internasional Tbk PT	43,423,733	1,307,658
	Media Nusantara Citra Tbk PT	31,671,300	1,931,449
	Metrodata Electronics Tbk PT	4,179,400	340,935
	Metropolitan Kentjana Tbk PT	7,900	11,684
*	Minna Padi Investama Sekuritas Tbk PT	143,400	482
	Mitra Adiperkasa Tbk PT	57,364,400	2,505,994
*	MNC Investama Tbk PT	193,556,400	649,344
*	MNC Land Tbk PT	27,183,300	208,951
*	MNC Sky Vision Tbk PT	1,494,300	115,503
*	Modernland Realty Tbk PT	67,967,900	358,433
*	Multipolar Tbk PT	10,970,500	36,699
*	NFC Indonesia Tbk PT	107,000	14,074
	Nippon Indosari Corpindo Tbk PT	17,475,789	1,413,356
	Pabrik Kertas Tjiwi Kimia Tbk PT	850,500	282,934
*	Pacific Strategic Financial Tbk PT	31,357,600	1,622,506
	Pan Brothers Tbk PT	28,795,000	279,921
*	Panin Financial Tbk PT	119,496,500	1,452,800
	Panin Sekuritas Tbk PT	30,500	1,463
*	Paninvest Tbk PT	9,475,200	469,487
*	Pelayaran Tamarin Samudra Tbk PT	49,419,300	598,015
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,931,500	1,132,629
*	Pool Advista Indonesia Tbk PT	10,473,500	35,190
	PP Persero Tbk PT	23,833,614	1,060,046
	PP Properti Tbk PT	76,211,400	255,543
	Puradelta Lestari Tbk PT	52,609,700	543,744
	Ramayana Lestari Sentosa Tbk PT	19,114,200	735,806
*	Resource Alam Indonesia Tbk PT	2,456,000	31,485
*	Rimo International Lestari Tbk PT	211,251,900	710,090
*	Salim Ivomas Pratama Tbk PT	28,073,500	400,721
	Samindo Resources Tbk PT	106,600	8,851
*	Sampoerna Agro Tbk PT	5,146,100	861,227
*	Sariguna Primatirta Tbk PT	4,236,700	125,719
	Sawit Sumbermas Sarana Tbk PT	24,047,800	1,445,490
*	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	17,246,100	1,436,310
	Semen Baturaja Persero Tbk PT	13,797,700	276,451
*	Sentul City Tbk PT	97,380,000	326,397

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Siloam International Hospitals Tbk PT	2,356,550	$826,691
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	204,007
*	Sitara Propertindo Tbk PT	38,971,700	518,749
	Sri Rejeki Isman Tbk PT	77,238,031	833,127
*	Sugih Energy Tbk PT	100,457,800	126,627
	Summarecon Agung Tbk PT	66,831,864	1,977,187
*	Surabaya Agung Industri Pulp & Kertas	64,500	0
	Surya Citra Media Tbk PT	18,646,700	1,085,159
*	Surya Esa Perkasa Tbk PT	31,166,000	312,006
	Surya Pertiwi Tbk PT	1,435,000	48,979
	Surya Semesta Internusa Tbk PT	29,960,300	611,343
*	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	153,766
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	40,740
	Timah Tbk PT	21,612,014	671,210
	Tiphone Mobile Indonesia Tbk PT	15,126,100	122,446
	Total Bangun Persada Tbk PT	6,836,100	128,216
*	Totalindo Eka Persada Tbk PT	5,398,500	18,146
	Tower Bersama Infrastructure Tbk PT	10,188,600	805,959
*	Trada Alam Minera Tbk PT	180,020,800	605,112
	Trias Sentosa Tbk PT	33,232,900	823,442
*	Tridomain Performance Materials PT	673,500	4,278
*	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	19,362,600	688,094
	Tunas Ridean Tbk PT	6,994,500	575,208
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,685,400	1,546,602
	Unggul Indah Cahaya Tbk PT	48,239	10,111
*	Visi Media Asia Tbk PT	53,913,700	181,234
	Waskita Beton Precast Tbk PT	71,152,300	700,461
	Waskita Karya Persero Tbk PT	26,416,700	1,067,511
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	106,915
	Wijaya Karya Beton Tbk PT	26,187,300	413,533
	Wijaya Karya Persero Tbk PT	21,209,307	1,341,241

TOTAL INDONESIA			93,031,575

MALAYSIA — (2.6%)
#	Duopharma Biotech Bhd	1,031,756	373,590
#	7-Eleven Malaysia Holdings Bhd, Class B	2,931,785	912,268
#	Aeon Co. M Bhd	3,330,800	870,782
#	AEON Credit Service M Bhd	548,200	1,156,257
# *	AFFIN Bank Bhd	1,866,965	658,653
#	AirAsia Group Bhd	5,873,600	1,103,496
*	AirAsia X Bhd	15,768,500	398,312
	Ajinomoto Malaysia Bhd	73,700	243,600
	Alliance Bank Malaysia Bhd	4,354,800	1,967,939
	Allianz Malaysia Bhd	178,300	579,985
	Amway Malaysia Holdings Bhd	33,500	38,942
#	Ann Joo Resources Bhd	1,087,850	179,082
	APM Automotive Holdings Bhd	223,100	87,763
	Astro Malaysia Holdings Bhd	149,100	32,614
	ATA IMS Bhd	400,100	101,449
	Batu Kawan Bhd	5,600	16,639
# *	Berjaya Assets Bhd	3,706,600	241,366
*	Berjaya Corp. Bhd	21,498,927	971,507
	Berjaya Food Bhd	393,300	104,264
*	Berjaya Land Bhd	4,424,500	194,975
	Berjaya Sports Toto Bhd	4,154,367	2,233,359
# *	Bermaz Auto Bhd	4,134,800	1,302,542
	BIMB Holdings Bhd	330,508	242,816

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bintulu Port Holdings Bhd	25,900	$25,139
*	Borneo Oil Bhd	6,671,999	30,876
# *	Boustead Holdings Bhd	2,626,628	277,283
	Boustead Plantations Bhd	3,219,499	211,800
#	British American Tobacco Malaysia Bhd	375,300	1,098,775
*	Bumi Armada Bhd	16,250,700	622,084
	Bursa Malaysia Bhd	3,764,300	5,191,041
	CAB Cakaran Corp. Bhd	808,000	53,975
	Cahya Mata Sarawak Bhd	3,133,000	999,522
	Can-One Bhd	257,400	150,559
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,804,872
*	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	1,430,040	268,961
	Chin Teck Plantations BHD	33,000	42,903
*	Coastal Contracts Bhd	709,566	109,539
	CSC Steel Holdings Bhd	353,800	63,158
	Cypark Resources Bhd	1,313,450	282,704
	D&O Green Technologies Bhd	3,750,100	626,107
	Dagang NeXchange Bhd	2,019,400	74,305
#	Datasonic Group Bhd	3,527,100	821,130
# *	Dayang Enterprise Holdings Bhd	1,552,175	451,341
	DRB-Hicom Bhd	3,816,000	1,243,231
	Dufu Technology Corp. Bhd	93,300	82,112
	Dutch Lady Milk Industries Bhd	109,300	1,218,707
	Eastern & Oriental Bhd	3,670,307	363,225
# *	Eco World Development Group Bhd	5,575,200	526,400
# *	Eco World International Bhd	872,100	81,351
#	Ekovest BHD	8,038,650	904,937
	Engtex Group Bhd	448,700	59,063
	Evergreen Fibreboard Bhd	573,750	20,599
	FAR East Holdings BHD	258,300	129,935
# *	FGV Holdings Bhd	8,229,800	1,614,759
	Formosa Prosonic Industries BHD	143,000	43,696
	Frontken Corp. Bhd	3,053,600	1,572,336
	Gabungan AQRS Bhd	1,790,810	361,109
	Gadang Holdings Bhd	2,350,400	220,076
#	Gas Malaysia Bhd	1,048,200	688,504
	George Kent Malaysia Bhd	1,252,300	197,888
	Globetronics Technology Bhd	2,957,172	1,335,449
	Glomac Bhd	2,247,570	158,758
*	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	995,200	534,144
	GuocoLand Malaysia Bhd	1,560,100	213,228
	Hai-O Enterprise Bhd	1,144,120	455,003
	HAP Seng Consolidated Bhd	966,640	1,648,138
	Hap Seng Plantations Holdings Bhd	509,100	162,838
	Heineken Malaysia Bhd	539,800	2,994,726
# *	Hengyuan Refining Co. Bhd	668,600	482,342
	HeveaBoard Bhd	1,449,100	123,545
	Hiap Teck Venture Bhd	3,287,000	124,700
# *	Hibiscus Petroleum Bhd	5,289,200	599,140
	Hong Leong Industries Bhd	512,200	975,102
*	HSS Engineers Bhd	142,700	16,962
	Hup Seng Industries Bhd	1,442,533	321,193
	IGB Bhd	628,365	360,687
	IJM Plantations Bhd	772,600	245,315
#	Inari Amertron Bhd	6,001,645	1,965,225
	Inch Kenneth Kajang Rubber P.L.C.	528,400	62,589
	Insas Bhd	2,620,981	371,297

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Iris Corp. Bhd	7,204,700	$182,064
# *	Iskandar Waterfront City Bhd	2,943,700	341,382
# *	JAKS Resources Bhd	2,787,100	667,920
# *	Jaya Tiasa Holdings Bhd	1,923,727	213,263
	JHM Consolidation Bhd	1,456,900	318,650
	Johore Tin Bhd	232,200	75,502
	Keck Seng Malaysia Bhd	508,450	431,132
	Kelington Group Bhd	213,500	51,182
	Kenanga Investment Bank Bhd	790,460	83,278
	Kerjaya Prospek Group Bhd	1,982,680	480,116
	Kim Loong Resources Bhd	933,780	233,498
# *	KNM Group Bhd	11,457,580	357,791
	Kossan Rubber Industries	1,034,900	1,349,603
	KPJ Healthcare Bhd	13,248,500	2,748,740
*	Kretam Holdings Bhd	4,087,600	358,050
*	KSL Holdings Bhd	1,780,018	230,892
	Kumpulan Fima BHD	628,950	180,891
	Land & General Bhd	10,828,560	248,755
*	Landmarks Bhd	932,700	58,121
#	LBS Bina Group Bhd	4,783,980	398,253
	Lii Hen Industries Bhd	498,000	248,087
	Lingkaran Trans Kota Holdings Bhd	867,400	782,497
	Lotte Chemical Titan Holding Bhd	1,424,300	559,093
	LPI Capital Bhd	352,624	1,068,786
	Magni-Tech Industries Bhd	1,015,433	441,649
#	Magnum Bhd	4,235,200	2,161,343
#	Mah Sing Group Bhd	6,673,387	671,566
	Malakoff Corp. Bhd	6,212,100	1,250,821
#	Malayan Flour Mills Bhd	3,424,275	442,215
	Malaysia Building Society Bhd	8,145,383	1,198,205
*	Malaysia Marine and Heavy Engineering Holdings Bhd	818,100	90,138
*	Malaysian Bulk Carriers Bhd	1,377,100	112,979
	Malaysian Pacific Industries Bhd	613,613	1,548,170
#	Malaysian Resources Corp. Bhd	11,017,798	1,231,933
#	Matrix Concepts Holdings Bhd	2,807,558	1,094,074
	MBM Resources BHD	859,696	579,600
#	Media Chinese International, Ltd.	4,453,100	215,012
#	Mega First Corp. Bhd	1,261,300	1,457,786
#	MKH Bhd	2,254,134	531,980
#	MMC Corp. Bhd	2,237,400	357,142
#	MNRB Holdings Bhd	2,273,588	382,362
# *	MPHB Capital Bhd	1,429,100	236,316
	Muda Holdings Bhd	520,200	153,759
	Muhibbah Engineering M Bhd	1,971,250	471,365
*	Mulpha International Bhd	998,830	337,381
	My EG Services Bhd	1,494,400	438,806
#	NTPM Holdings Bhd	640,000	69,482
*	OCK Group Bhd	2,115,100	251,401
	Oriental Holdings BHD	679,900	793,354
#	OSK Holdings Bhd	7,456,255	1,349,237
	Padini Holdings Bhd	2,309,800	1,337,954
	Panasonic Manufacturing Malaysia Bhd	99,084	723,490
	Pantech Group Holdings Bhd	1,999,463	178,221
#	Paramount Corp. Bhd	1,237,355	206,278
*	Pentamaster Corp. Bhd	1,528,310	1,471,893
*	Perdana Petroleum Bhd	1,951,700	74,677
*	PESTECH International Bhd	190,000	41,311
#	Petron Malaysia Refining & Marketing Bhd	465,400	432,027
	PIE Industrial Bhd	778,200	228,053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Pos Malaysia Bhd	1,959,000	$393,483
	Power Root Bhd	130,000	68,176
	QL Resources Bhd	484,259	915,616
#	Ranhill Holdings Bhd	1,783,460	417,360
	RCE Capital Bhd	48,600	18,254
	REDtone International Bhd	292,900	28,227
	RGB International Bhd	1,303,514	42,007
	Sam Engineering & Equipment M Bhd	172,600	233,338
	Sapura Energy Bhd	37,991,700	744,726
	Sarawak Oil Palms Bhd	992,004	553,807
#	Scientex Bhd	1,404,324	2,704,700
#	SEG International BHD	145,885	20,480
	Serba Dinamik Holdings Bhd	208,300	76,416
	Shangri-La Hotels Malaysia Bhd	422,000	445,242
#	Sime Darby Property Bhd	3,828,100	576,535
	SKP Resources Bhd	4,404,300	1,170,760
	SP Setia Bhd Group	1,573,000	294,832
*	Sumatec Resources Bhd	6,536,100	5,776
	Sunway Construction Group Bhd	2,380,636	1,030,498
#	Supermax Corp. Bhd	3,444,426	1,976,377
	Suria Capital Holdings Bhd	707,960	157,013
#	Syarikat Takaful Malaysia Keluarga Bhd	1,325,900	1,353,220
#	Ta Ann Holdings Bhd	1,556,889	806,331
#	TA Enterprise Bhd	7,729,900	894,871
	TA Global Bhd	6,756,640	376,425
	Taliworks Corp. Bhd	3,105,716	591,002
#	Tan Chong Motor Holdings Bhd	900,100	220,831
	Thong Guan Industries Bhd	232,600	180,707
	TIME dotCom Bhd	1,492,388	3,393,134
	TMC Life Sciences Bhd	1,213,500	148,601
# *	Tropicana Corp. Bhd	3,677,107	684,777
	TSH Resources Bhd	3,184,100	504,075
	Tune Protect Group Bhd	2,738,300	224,741
#	Uchi Technologies Bhd	1,676,200	932,602
#	UEM Edgenta Bhd	1,892,600	1,111,181
*	UEM Sunrise Bhd	8,599,800	850,020
	UMW Holdings Bhd	1,221,300	601,943
	Unisem M Bhd	97,800	44,990
#	United Malacca Bhd	466,350	476,656
	United Plantations Bhd	382,600	2,187,521
	UOA Development Bhd	4,643,100	1,799,425
*	Velesto Energy Bhd	14,366,808	484,475
	ViTrox Corp. Bhd	832,200	1,603,239
*	Vivocom International Holdings Bhd	5,070,832	23,585
*	Vizione Holdings Bhd	456,528	37,370
	VS Industry Bhd	7,533,337	1,607,583
	Wah Seong Corp. Bhd	1,295,677	186,288
*	WCT Holdings Bhd	4,748,054	552,956
#	Wellcall Holdings Bhd	2,582,000	478,074
	Widad Group Bhd	767,800	65,800
	WTK Holdings Bhd	423,900	32,817
	Yinson Holdings Bhd	896,500	1,078,097
# *	YNH Property Bhd	3,312,716	1,926,589
	YTL Corp. Bhd	103,610	18,354
	YTL Power International Bhd	509,000	80,662

TOTAL MALAYSIA			124,358,674

MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	228,600	177,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Alfa S.A.B. de C.V., Class A	600,560	$245,945
#	Alpek S.A.B. de C.V.	2,549,103	1,205,750
# *	Alsea S.A.B. de C.V.	3,377,737	2,772,152
# *	Axtel S.A.B. de C.V.	7,920,649	910,344
#	Banco del Bajio SA	3,930,201	3,098,370
*	Bio Pappel S.A.B. de C.V.	182,134	105,724
	Bolsa Mexicana de Valores S.A.B. de C.V.	3,425,681	6,181,605
*	CMR S.A.B. de C.V.	1,323	154
	Consorcio ARA S.A.B. de C.V.	6,954,560	862,791
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	189,654	931,201
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	1,001,778
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	286,904
#	Corp. Actinver S.A.B. de C.V.	198,770	76,701
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,189,221	7,109,584
	Corp. Moctezuma S.A.B. de C.V.	875,200	1,944,970
	Corporativo Fragua S.A.B. de C.V.	3	28
*	Corporativo GBM S.A.B. de C.V.	22,477	8,137
	Corpovael S.A. de C.V.	73,341	13,663
	Credito Real S.A.B. de C.V. SOFOM ER	1,801,555	1,072,666
	Cydsa S.A.B. de C.V.	10,875	9,119
# *	Elementia S.A.B. de C.V.	642,287	163,363
# *	Empresas ICA S.A.B. de C.V.	3,768,186	9,421
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,078
*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,134,759	4,887,240
	Gentera S.A.B. de C.V.	7,635,490	3,069,910
# *	Grupo Aeromexico S.A.B. de C.V.	2,224,646	863,053
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,491,314	9,118,244
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,211,687	3,511,736
#	Grupo Comercial Chedraui S.A. de C.V.	2,428,030	2,893,366
*	Grupo Famsa S.A.B. de C.V., Class A	1,030,571	100,487
# *	Grupo GICSA SAB de CV	2,528,781	321,068
#	Grupo Herdez S.A.B. de C.V.	1,789,835	2,227,175
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	97,844
#	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	786,541
#	Grupo KUO S.A.B. de C.V.	758,658	1,504,662
#	Grupo Lala S.A.B. de C.V.	1,554,776	732,198
*	Grupo Pochteca S.A.B. de C.V.	561,552	127,218
# *	Grupo Posadas S.A.B. de C.V.	198,900	197,241
*	Grupo Qumma S.A. de C.V.	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	918,682	518,786
	Grupo Sanborns S.A.B. de C.V.	905,924	864,539
#	Grupo Simec S.A.B. de C.V., Class B	1,076,612	2,254,091
*	Grupo Sports World S.A.B. de C.V.	583,706	371,764
# *	Grupo Traxion S.A.B. de C.V.	317,143	162,250
# *	Hoteles City Express S.A.B. de C.V.	2,398,482	716,529
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	18,919	659,895
	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	3,687,048
#	Industrias CH S.A.B. de C.V.	1,861,142	6,177,808
# *	La Comer S.A.B. de C.V.	4,236,191	4,425,845
#	Megacable Holdings S.A.B. de C.V.	2,955,539	7,357,883
*	Minera Frisco S.A.B. de C.V.	1,321,757	98,716
# *	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	268,953
	Nemak S.A.B. de C.V.	4,127,188	762,043
	Organizacion Cultiba S.A.B. de C.V.	1,205,623	550,262
	Organizacion Soriana S.A.B. de C.V., Class B	348,965	258,890
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	857,531	5,942,692
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	13,994	69,096
	Qualitas Controladora S.A.B. de C.V.	1,651,773	6,785,695
*	Regional S.A.B. de C.V.	1,473,731	3,621,804

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Sanluis Corp. SA B	4,642	$0
*	Sanluis Corp. SA C	4,642	0
*	SANLUIS RASSINI A	3,300	0
# *	Telesites S.A.B. de C.V.	9,746,588	6,332,997
#	TV Azteca S.A.B. de C.V.	5,995,593	106,722
	Unifin Financiera S.A.B. de C.V.	660,150	358,822
*	Vitro S.A.B. de C.V., Class A	934,615	870,591

TOTAL MEXICO			111,850,665

PHILIPPINES — (1.2%)
*	8990 Holdings, Inc.	3,671,200	794,123
	A Soriano Corp.	3,054,411	365,533
*	AC Energy Philippines, Inc.	9,512,000	428,137
	ACR Mining Corp.	48,205	3,209
*	AgriNurture, Inc.	1,523,300	253,651
*	Alliance Global Group, Inc.	9,526,900	1,212,195
	Alsons Consolidated Resources, Inc.	6,120,000	111,447
	Altus San Nicolas Corp.	292,536	11,275
*	Apex Mining Co., Inc.	8,191,000	153,274
*	Atlas Consolidated Mining & Development Corp.	3,549,000	133,101
*	AyalaLand Logistics Holdings Corp.	5,392,000	207,394
	Belle Corp.	22,978,400	624,221
	Bloomberry Resorts Corp.	17,519,000	1,937,859
	Cebu Air, Inc.	1,448,340	1,385,414
	Cebu Holdings, Inc.	3,294,900	384,232
*	CEMEX Holdings Philippines, Inc.	22,560,263	495,052
	Century Pacific Food, Inc.	5,358,500	1,513,428
	Century Properties Group, Inc.	19,261,151	138,329
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	23,981
	China Banking Corp.	7,437,028	2,894,930
	COL Financial Group, Inc.	92,200	28,290
	Cosco Capital, Inc.	14,935,800	1,466,295
	D&L Industries, Inc.	15,227,400	1,592,658
	DMCI Holdings, Inc.	9,182,800	746,647
*	DoubleDragon Properties Corp.	3,815,390	1,221,565
	Eagle Cement Corp.	574,500	92,885
*	East West Banking Corp.	3,917,300	608,346
	EEI Corp.	2,103,200	223,563
	Emperador, Inc.	6,523,200	1,022,187
*	Empire East Land Holdings, Inc.	9,125,000	56,064
	Filinvest Development Corp.	3,592,622	608,436
	Filinvest Land, Inc.	79,324,577	1,484,070
	First Gen Corp.	7,848,900	2,940,047
	First Philippine Holdings Corp.	1,993,430	2,265,459
*	Global Ferronickel Holdings, Inc.	11,505,911	202,710
*	Global-Estate Resorts, Inc.	2,410,000	38,775
*	Holcim Philippines, Inc.	2,082,100	471,430
	Integrated Micro-Electronics, Inc.	3,675,014	427,254
*	Leisure & Resorts World Corp.	2,134,640	64,969
*	Lepanto Consolidated Mining Co.	20,355,454	33,130
	Lopez Holdings Corp.	8,974,000	464,104
	LT Group, Inc.	531,300	81,198
	MacroAsia Corp.	2,360,860	234,887
	Manila Water Co., Inc.	7,255,700	1,521,654
	Max’s Group, Inc.	2,132,600	280,164
	Megawide Construction Corp.	4,868,908	631,590
*	METRO PACIFIC Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	13,911,000	701,350
	Metro Retail Stores Group, Inc.	3,666,900	137,881

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Nickel Asia Corp.	16,192,600	$539,462
	Pepsi-Cola Products Philippines, Inc.	7,759,900	294,388
	Petron Corp.	15,053,800	949,801
	Philex Mining Corp.	5,473,700	248,740
*	Philippine National Bank	2,655,526	1,255,461
*	Philippine National Construction Corp.	173,000	3,154
	Philippine Savings Bank	494,377	426,564
	Philippine Stock Exchange, Inc. (The)	120,992	404,939
*	Philippine Townships, Inc.	318,732	0
*	Philtown Properties, Inc.	111,562	0
	Phoenix Petroleum Philippines, Inc.	2,159,280	498,633
	Pilipinas Shell Petroleum Corp.	1,463,690	535,672
	Premium Leisure Corp.	36,657,000	230,276
	Puregold Price Club, Inc.	3,604,700	3,280,854
*	PXP Energy Corp.	4,387,000	374,777
	RFM Corp.	8,818,068	786,640
	Rizal Commercial Banking Corp.	3,489,152	1,141,396
	Robinsons Land Corp.	13,784,051	4,072,674
	Robinsons Retail Holdings, Inc.	2,050,290	2,707,706
	San Miguel Food and Beverage, Inc.	445,450	523,255
	Security Bank Corp.	72,640	146,942
	Semirara Mining & Power Corp.	3,969,800	942,244
	Shakey’s Pizza Asia Ventures, Inc.	274,900	36,661
	SSI Group, Inc.	6,507,000	172,959
	STI Education Systems Holdings, Inc.	14,039,000	95,597
*	Top Frontier Investment Holdings, Inc.	2,580	7,225
	Union Bank Of Philippines	1,467,341	1,570,569
	Vista Land & Lifescapes, Inc.	36,899,600	3,144,928
	Vistamalls, Inc.	589,600	47,414
	Wilcon Depot, Inc.	5,960,000	1,725,612

TOTAL PHILIPPINES			58,882,936

POLAND — (1.0%)
*	AB SA	2,202	11,612
	Agora SA	190,598	353,732
# *	Alior Bank SA	278,775	1,022,912
	Alumetal SA	7,000	65,898
	Amica SA	22,493	531,617
	Apator SA	69,009	316,970
	Asseco Poland SA	26,951	435,524
	Bank Handlowy w Warszawie SA	8,840	78,568
*	Bank Ochrony Srodowiska SA	39,255	45,581
# *	Bioton SA	213,670	196,207
*	Boryszew SA	409,073	358,336
	Budimex SA	84,393	4,131,456
#	CCC SA	56,300	711,199
# *	Ciech SA	170,815	1,644,028
	ComArch SA	12,389	617,621
# *	Develia SA	1,554,787	744,804
	Dom Development SA	9,734	184,173
	Echo Investment SA	22,550	24,379
*	Enea SA	1,317,660	1,779,807
	Eurocash SA	414,500	2,150,770
# *	Fabryki Mebli Forte SA	96,620	449,470
#	Famur SA	1,159,376	580,466
	Firma Oponiarska Debica SA	18,284	323,548
# *	Getin Noble Bank SA	2,585,838	142,966
#	Globe Trade Centre SA	516,381	964,018
# *	Grupa Azoty SA	93,509	599,878

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Azoty Zaklady Chemiczne Police SA	186,915	$474,363
	Grupa Kety SA	73,962	6,489,632
	Inter Cars SA	41,146	1,909,960
#	Jastrzebska Spolka Weglowa SA	177,684	589,911
	Kernel Holding SA	364,890	3,533,860
	KRUK SA	87,962	1,672,147
*	Lentex SA	107,400	213,558
#	Lubelski Wegiel Bogdanka SA	75,558	385,734
*	Netia SA	760,400	726,675
	Neuca SA	7,708	930,160
	NEWAG SA	522	2,928
*	Orange Polska SA	3,601,453	6,115,803
#	PKP Cargo SA	154,922	448,264
	Stalexport Autostrady SA	621,052	433,739
	Stalprodukt SA	6,098	205,435
# *	Tauron Polska Energia SA	5,651,822	1,551,755
*	VRG SA	1,301,215	871,038
	Warsaw Stock Exchange	105,288	1,031,276
	Wawel SA	2,140	292,237
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,389
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	165,366

TOTAL POLAND			46,514,770

QATAR — (0.0%)
	Commercial Bank PSQC (The)	173,714	191,270
	Al Khaleej Takaful Group QSC	43,350	21,746
	Al Meera Consumer Goods Co. QSC	36,169	173,536
	Barwa Real Estate Co.	290,647	228,286
*	Gulf International Services QSC	268,412	94,596
*	Mazaya Qatar Real Estate Development QSC	221,129	40,012
	Qatar Gas Transport Co., Ltd.	332,381	227,658
	Qatar National Cement Co. QSC	27,716	26,352
*	Widam Food Co.	40,079	65,799

TOTAL QATAR			1,069,255

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	431,940	492,412
	Globaltrans Investment P.L.C., GDR	297,393	1,683,244
	LSR Group PJSC, GDR	10,711	17,694
	Magnitogorsk Iron & Steel Works PJSC, GDR	54,331	383,033
*	Mail.Ru Group, Ltd., GDR	224,382	4,038,876
*	Mechel PJSC, Sponsored ADR	94,871	150,845
	PhosAgro PJSC, GDR	251,608	3,039,425
	QIWI P.L.C., Sponsored ADR	12,140	148,351
	Ros Agro P.L.C., GDR	36,045	304,941
	Rostelecom PJSC, Sponsored ADR	131,878	857,207
	RusHydro PJSC, ADR	686,831	580,372
	TMK PJSC, GDR	205,151	619,556
	VEON, Ltd., ADR	1,747,866	2,988,851

TOTAL RUSSIA			15,304,807

SAUDI ARABIA — (0.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,360	48,906
	Al Babtain Power & Telecommunication Co.	6,377	38,626
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,739	20,911
	Al Jouf Agricultural Development Co.	3,520	21,831
*	Al Jouf Cement Co.	53,668	120,731
*	Al Khaleej Training and Education Co.	9,376	36,189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Yamamah Steel Industries Co.	9,545	$38,049
	Alandalus Property Co.	4,741	20,204
	Arabian Cement Co.	17,000	121,212
	Arriyadh Development Co.	9,400	34,678
*	Aseer Trading Tourism & Manufacturing Co.	10,387	25,344
*	Astra Industrial Group	5,425	23,341
*	AXA Cooperative Insurance Co.	4,413	34,122
*	Bawan Co.	10,789	35,553
	City Cement Co.	68,000	250,180
	Dur Hospitality Co.	4,687	27,793
	Eastern Province Cement Co.	16,898	127,969
*	Emaar Economic City	31,000	60,259
	Fitaihi Holding Group	4,233	11,347
*	Hail Cement Co.	56,135	175,039
	Herfy Food Services Co.	2,821	33,657
	Leejam Sports Co. JSC	10,645	175,430
*	Methanol Chemicals Co.	17,000	30,309
*	Middle East Paper Co.	8,314	28,569
*	National Agriculture Development Co. (The)	10,330	80,926
	National Gas & Industrialization Co.	4,747	36,330
*	National Industrialization Co.	45,136	121,665
	National Medical Care Co.	20,096	198,982
*	Northern Region Cement Co.	51,927	138,770
	Saudi Airlines Catering Co.	4,505	95,516
	Saudi Automotive Services Co.	9,200	63,389
	Saudi Cement Co.	8,995	125,656
*	Saudi Ceramic Co.	26,148	202,972
*	Saudi Chemical Co.	8,971	50,922
	Saudi Co. For Hardware CJSC	7,539	87,500
	Saudi Ground Services Co.	7,000	48,678
	Saudi Industrial Services Co.	9,383	46,238
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,413	38,786
*	Saudi Re for Cooperative Reinsurance Co.	21,185	46,096
*	Saudi Real Estate Co.	6,685	21,620
*	Saudi Research & Marketing Group	3,120	50,894
	Seera Group Holding	163,185	672,911
	Southern Province Cement Co.	4,500	63,670
*	Tabuk Cement Co.	41,490	129,160
	United Electronics Co.	6,175	111,648
	Yanbu Cement Co.	18,485	146,377
*	Zamil Industrial Investment Co.	7,614	30,232

TOTAL SAUDI ARABIA			4,149,187

SOUTH AFRICA — (5.4%)
	Adcock Ingram Holdings, Ltd.	194,496	467,249
	Adcorp Holdings, Ltd.	887,801	199,672
	Advtech, Ltd.	3,671,331	1,724,071
	AECI, Ltd.	980,922	3,932,203
	African Oxygen, Ltd.	874,891	778,830
	African Phoenix Investments, Ltd.	4,226,549	82,016
	African Rainbow Minerals, Ltd.	800,753	5,860,905
	Afrimat, Ltd.	298,370	416,699
	Alexander Forbes Group Holdings, Ltd.	5,406,973	1,173,648
	Allied Electronics Corp., Ltd., Class A	948,720	1,050,912
	Alviva Holdings, Ltd.	1,018,409	273,968
*	ArcelorMittal South Africa, Ltd.	1,597,149	55,861
	Assore, Ltd.	116,208	1,973,995
	Astral Foods, Ltd.	308,334	3,209,882
	AVI, Ltd.	1,668,701	7,064,120

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Barloworld, Ltd.	1,667,308	$6,117,030
# *	Blue Label Telecoms, Ltd.	2,564,938	295,068
# *	Brait SE	5,050,873	1,075,031
	Cashbuild, Ltd.	149,570	1,215,142
	Caxton and CTP Publishers and Printers, Ltd.	323,754	86,193
	City Lodge Hotels, Ltd.	156,962	232,962
	Clicks Group, Ltd.	1,489,117	18,548,849
	Coronation Fund Managers, Ltd.	1,137,742	2,216,295
	Curro Holdings, Ltd.	846,080	443,587
	DataTec, Ltd.	2,372,237	3,122,509
#	Dis-Chem Pharmacies, Ltd.	1,610,935	1,912,167
	Distell Group Holdings, Ltd.	312,399	1,332,164
#	DRDGOLD, Ltd.	1,451,771	1,335,867
*	enX Group, Ltd.	408,074	128,431
# *	EOH Holdings, Ltd.	689,263	141,626
*	Evraz Highveld Steel And Vanad	63,001	0
	Famous Brands, Ltd.	575,349	1,273,059
	Foschini Group, Ltd. (The)	736,686	2,890,400
	Gold Fields, Ltd.	1,398,586	10,410,527
	Gold Fields, Ltd., Sponsored ADR	2,024,601	14,860,571
*	Grand Parade Investments, Ltd.	2,467,937	293,428
*	Grindrod Shipping Holdings, Ltd.	101,588	242,806
	Grindrod, Ltd.	4,204,087	789,517
# *	Harmony Gold Mining Co., Ltd.	1,749,508	6,438,640
# *	Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	8,412,572
	Hudaco Industries, Ltd.	209,829	760,838
	Impala Platinum Holdings, Ltd.	5,393,781	32,169,881
	Imperial Logistics, Ltd.	754,305	1,326,509
# *	Invicta Holdings, Ltd.	227,859	62,886
	Italtile, Ltd.	764,766	411,038
*	JCI, Ltd.	3,131,151	0
	JSE, Ltd.	720,306	4,020,092
	KAP Industrial Holdings, Ltd.	12,237,330	1,326,998
	Lewis Group, Ltd.	764,251	650,919
#	Liberty Holdings, Ltd.	1,048,521	3,976,150
	Life Healthcare Group Holdings, Ltd.	6,869,877	6,605,044
*	Long4Life, Ltd.	3,066,286	456,782
# *	Massmart Holdings, Ltd.	587,249	783,278
	Merafe Resources, Ltd.	5,585,208	110,707
	Metair Investments, Ltd.	1,249,483	1,000,356
	MiX Telematics, Ltd.	37,895	13,742
	MiX Telematics, Ltd., Sponsored ADR	27,358	253,335
	Momentum Metropolitan Holdings	7,582,474	7,094,844
# *	Motus Holdings Ltd.	498,857	812,540
	Mpact, Ltd.	1,509,019	624,182
	Murray & Roberts Holdings, Ltd.	3,959,853	1,171,483
*	Nampak, Ltd.	4,157,315	373,578
*	Net 1 UEPS Technologies, Inc.	776	2,715
	Netcare, Ltd.	3,769,379	3,161,293
*	Northam Platinum, Ltd.	2,500,595	12,394,032
	Oceana Group, Ltd.	316,395	1,045,158
# *	Omnia Holdings, Ltd.	1,590,482	2,017,354
	Peregrine Holdings, Ltd.	1,739,054	1,766,833
	Pick n Pay Stores, Ltd.	1,928,441	6,041,368
*	PPC, Ltd.	11,721,105	783,353
#	PSG Konsult, Ltd.	688,328	284,245
	Raubex Group, Ltd.	1,430,146	1,323,245
	RCL Foods, Ltd.	716,485	370,211
	Reunert, Ltd.	1,130,477	2,440,676

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#	RFG Holdings, Ltd.	658,669	$518,391
# *	Royal Bafokeng Platinum, Ltd.	792,214	1,406,127
	Santam, Ltd.	273,663	4,056,211
*	Sappi, Ltd.	1,156,215	1,405,267
*	Sibanye Stillwater, Ltd.	9,471,405	19,294,880
#	SPAR Group, Ltd. (The)	1,170,218	11,154,278
	Spur Corp., Ltd.	330,941	303,172
*	Stadio Holdings, Ltd.	754,869	44,095
*	Sun International, Ltd.	953,013	849,521
*	Super Group, Ltd.	2,695,045	2,028,992
	Telkom SA SOC, Ltd.	1,403,910	1,556,568
	Tiger Brands, Ltd.	25,160	244,997
# *	Tongaat Hulett, Ltd.	669,167	236,207
	Transaction Capital, Ltd.	1,817,364	1,486,519
#	Trencor, Ltd.	1,151,052	463,162
	Truworths International, Ltd.	2,059,841	3,251,575
	Tsogo Sun Gaming, Ltd.	3,434,662	485,649
*	Tsogo Sun Hotels, Ltd.	92,144	9,275
	Wilson Bayly Holmes-Ovcon, Ltd.	483,768	2,482,326

TOTAL SOUTH AFRICA			258,991,349

SOUTH KOREA — (14.7%)
*	3S Korea Co., Ltd.	280,233	542,301
*	AbClon, Inc.	6,011	213,377
#	ABco Electronics Co., Ltd.	62,244	223,579
*	Able C&C Co., Ltd.	43,948	366,463
#	ABOV Semiconductor Co., Ltd.	87,101	594,073
# *	Abpro Bio Co., Ltd.	630,240	321,675
*	Ace Technologies Corp.	190,914	1,325,969
*	Actoz Soft Co., Ltd.	35,278	239,783
# *	ADTechnology Co., Ltd.	44,058	898,665
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	67,274
# *	Advanced Digital Chips, Inc.	276,221	194,317
	Advanced Nano Products Co., Ltd.	49,706	511,825
#	Advanced Process Systems Corp.	66,690	1,417,731
#	Aekyung Petrochemical Co., Ltd.	79,706	466,303
*	AeroSpace Technology of Korea, Inc.	10,824	40,083
	AfreecaTV Co., Ltd.	47,239	2,343,492
# *	Agabang&Company	197,913	546,640
	Ahn-Gook Pharmaceutical Co., Ltd.	45,754	365,070
	Ahnlab, Inc.	36,245	1,732,867
	AJ Networks Co., Ltd.	85,907	263,988
# *	Ajin Industrial Co., Ltd.	102,112	182,775
	AK Holdings, Inc.	38,390	795,501
*	Alpha Holdings, Inc.	4,608	20,687
# *	ALUKO Co., Ltd.	276,915	432,161
*	Amicogen, Inc.	15,023	345,668
*	Aminologics Co., Ltd.	420,837	612,797
# *	Amotech Co., Ltd.	45,947	792,923
*	Anam Electronics Co., Ltd.	228,729	317,906
*	Ananti, Inc.	270,016	2,225,032
#	Anapass, Inc.	51,659	703,493
*	Anterogen Co., Ltd.	3,828	109,949
*	Apact Co., Ltd.	71,606	363,993
*	Aprogen Healthcare & Games, Inc.	348,018	335,712
# *	Aprogen KIC, Inc.	115,172	335,727
# *	Aprogen pharmaceuticals, Inc.	901,560	1,552,778
# *	APS Holdings Corp.	100,697	641,296
*	Arion Technology, Inc.	51,658	11,659

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Asia Cement Co., Ltd.	12,870	$720,019
	ASIA Holdings Co., Ltd.	8,246	567,076
	Asia Paper Manufacturing Co., Ltd.	29,764	794,160
*	Asiana Airlines, Inc.	738,842	2,548,544
#	Atec Co., Ltd.	15,058	146,675
*	A-Tech Solution Co., Ltd.	10,226	51,412
#	Atinum Investment Co., Ltd.	223,310	308,256
	AUK Corp.	179,894	271,742
#	Aurora World Corp.	45,949	410,100
	Austem Co., Ltd.	101,479	147,453
#	Autech Corp.	107,090	831,127
#	Avaco Co., Ltd.	70,386	368,495
	Avatec Co., Ltd.	5,446	31,269
#	Baiksan Co., Ltd.	57,960	267,731
# *	Barun Electronics Co., Ltd.	10,909	35,085
# *	Barunson Entertainment & Arts Corp.	180,998	341,196
#	Bcworld Pharm Co., Ltd.	44,638	748,986
	BGF Co., Ltd.	200,549	794,697
# *	BH Co., Ltd.	135,604	1,877,986
*	Binex Co., Ltd.	173,116	1,645,779
	Binggrae Co., Ltd.	36,644	1,930,751
*	Biolog Device Co., Ltd.	126,061	155,605
	BioSmart Co., Ltd.	121,042	443,728
# *	Biotoxtech Co., Ltd.	61,107	409,147
# *	Biovill Co., Ltd.	187,949	47,288
#	BIT Computer Co., Ltd.	107,104	894,449
	Bixolon Co., Ltd.	71,114	288,070
*	Bluecom Co., Ltd.	53,146	176,766
#	Boditech Med, Inc.	116,473	2,188,235
# *	Bohae Brewery Co., Ltd.	576,129	418,287
#	BoKwang Industry Co., Ltd.	92,462	366,860
#	Bolak Co., Ltd.	325,449	485,501
	Bookook Securities Co., Ltd.	14,493	219,500
# *	Boryung Medience Co., Ltd.	53,361	183,717
	Boryung Pharmaceutical Co., Ltd.	124,100	1,327,528
# *	Bosung Power Technology Co., Ltd.	271,436	384,691
# *	Brain Contents Co., Ltd.	661,284	371,474
	Bubang Co., Ltd.	189,863	335,322
#	Bukwang Pharmaceutical Co., Ltd.	187,208	3,991,183
	Busan City Gas Co., Ltd.	8,955	265,308
	BYC Co., Ltd.	1,007	159,874
# *	BYON Co., Ltd.	370,426	335,069
*	Byucksan Corp.	283,448	368,243
*	Cafe24 Corp.	5,709	207,477
# *	CammSys Corp.	340,736	753,003
*	Capro Corp.	255,158	675,385
#	Caregen Co., Ltd.	27,611	1,314,324
	Cell Biotech Co., Ltd.	36,002	425,578
*	Celltrion Pharm, Inc.	6,235	362,749
#	Changhae Ethanol Co., Ltd.	27,873	344,512
# *	Charm Engineering Co., Ltd.	278,128	298,629
# *	Cheil Bio Co., Ltd.	11,457	73,544
#	Chemtronics Co., Ltd.	71,610	692,909
#	Cheryong Electric Co., Ltd.	71,961	328,899
	Cheryong Industrial Co. Ltd/new	2,393	9,651
# *	ChinHung International, Inc.	216,194	388,975
	Chinyang Holdings Corp.	158,581	300,828
# *	Choa Pharmaceutical Co.	177,734	553,108
*	Chokwang Leather Co., Ltd.	607	19,892

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chokwang Paint, Ltd.	20,012	$96,496
	Chong Kun Dang Pharmaceutical Corp.	62,723	4,993,857
	Chongkundang Holdings Corp.	16,803	1,575,250
#	Choong Ang Vaccine Laboratory	41,559	543,735
# *	Chorokbaem Media Co., Ltd.	344,008	490,263
	Chosun Refractories Co., Ltd.	7,263	449,189
#	Chungdahm Learning, Inc.	30,605	443,918
# *	CJ CGV Co., Ltd.	87,100	1,915,489
#	CJ Freshway Corp.	35,509	611,220
# *	CJ Seafood Corp.	108,137	361,406
	CKD Bio Corp.	30,322	754,872
	Classys, Inc.	3,356	30,856
#	Clean & Science Co., Ltd.	33,856	622,013
	CLIO Cosmetics Co., Ltd.	33,489	615,992
*	CMG Pharmaceutical Co., Ltd.	615,708	1,925,858
# *	CODI-M Co., Ltd.	994,945	273,728
	Com2uSCorp	31,919	2,810,793
#	Commax Co., Ltd.	73,089	209,380
# *	Coreana Cosmetics Co., Ltd.	193,167	822,267
*	CORESTEM, Inc.	19,465	206,692
	Cosmax BTI, Inc.	19,345	249,039
# *	COSMAX NBT Inc.	81,393	318,486
	Cosmax, Inc.	48,207	3,520,675
# *	Cosmecca Korea Co., Ltd.	23,478	216,866
*	CosmoAM&T Co., Ltd.	144,196	1,044,228
# *	Cosmochemical Co., Ltd.	131,217	827,904
*	COSON Co., Ltd.	115,606	545,259
	COWELL FASHION Co., Ltd.	180,916	814,969
# *	Creative & Innovative System	281,148	906,843
	Crown Confectionery Co., Ltd.	35,419	232,600
	CROWNHAITAI Holdings Co., Ltd.	40,659	291,715
*	CrucialTec Co., Ltd.	97,442	30,118
	CS Wind Corp.	38,838	1,025,526
# *	CTC BIO, Inc.	153,373	927,696
# *	CTGen Co., Ltd.	190,033	239,938
#	Cuckoo Holdings Co., Ltd.	9,238	688,160
	Cuckoo Homesys Co., Ltd.	38,570	1,106,565
*	Curexo, Inc.	4,005	14,393
# *	Curo Co., Ltd.	633,743	447,662
	Cymechs, Inc.	44,360	345,181
	D.I Corp.	163,379	436,680
# *	DA Technology Co., Ltd.	303,365	242,337
	Dae Dong Industrial Co., Ltd.	101,611	378,216
	Dae Han Flour Mills Co., Ltd.	7,550	807,894
	Dae Hwa Pharmaceutical Co., Ltd.	89,117	772,669
	Dae Hyun Co., Ltd.	162,013	245,379
	Dae Won Chemical Co., Ltd.	182,929	185,580
	Dae Won Kang Up Co., Ltd.	165,207	392,576
# *	Dae Young Packaging Co., Ltd.	453,168	433,510
#	Daea TI Co., Ltd.	421,192	2,207,041
#	Daebongls Co., Ltd.	45,311	244,612
	Daechang Co., Ltd.	314,932	291,656
	Daechang Forging Co., Ltd.	12,874	232,467
	Daeduck Electronics Co.	156,797	1,056,511
# *	Daehan New Pharm Co., Ltd.	64,878	521,973
	Daehan Steel Co., Ltd.	74,285	384,492
*	Dae-Il Corp.	83,687	94,447
# *	Daejoo Electronic Materials Co., Ltd.	77,274	1,190,804
	Daekyo Co., Ltd.	150,694	589,525

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daelim B&Co Co., Ltd.	61,202	$175,819
*	Daemyung Sonoseason Co., Ltd.	432,155	459,634
	Daeryuk Can Co., Ltd.	12,389	39,558
	Daesang Corp.	148,012	2,672,501
#	Daesang Holdings Co., Ltd.	85,245	447,234
	Daesung Energy Co., Ltd.	37,543	144,660
	Daesung Holdings Co., Ltd.	26,734	211,834
# *	Daesung Industrial Co., Ltd.	83,195	212,854
# *	Daewon Cable Co., Ltd.	340,032	281,300
# *	Daewon Media Co., Ltd.	59,878	344,943
#	Daewon Pharmaceutical Co., Ltd.	114,307	1,387,035
#	Daewon San Up Co., Ltd.	94,000	349,793
# *	Daewoo Electronic Components Co., Ltd.	270,532	529,420
	Daewoong Co., Ltd.	161,102	2,297,179
	Daewoong Pharmaceutical Co., Ltd.	3,001	263,109
*	Dahaam E-Tec Co., Ltd.	2,100	36,452
	Daihan Pharmaceutical Co., Ltd.	30,671	748,860
	Daishin Securities Co., Ltd.	255,198	2,087,512
# *	Daiyang Metal Co., Ltd.	2,014	3,942
# *	Danal Co., Ltd.	296,514	1,020,668
	Danawa Co., Ltd.	41,387	914,916
	Daou Data Corp.	106,809	718,472
	Daou Technology, Inc.	183,734	2,477,141
*	Dasan Networks, Inc.	162,841	924,165
#	Dawonsys Co., Ltd.	126,153	1,708,984
*	Dayou Automotive Seat Technology Co., Ltd.	396,631	233,919
*	Dayou Plus Co., Ltd.	417,611	222,770
	DB Financial Investment Co., Ltd.	230,481	668,995
#	DB HiTek Co., Ltd.	211,803	4,656,617
*	DB, Inc.	803,625	492,735
	DCM Corp.	34,313	297,079
*	Dentium Co., Ltd.	41,507	1,281,772
*	Deutsch Motors, Inc.	121,159	666,936
# *	Development Advance Solution Co., Ltd.	62,260	284,016
	DGB Financial Group, Inc.	590,413	2,562,986
	DHP Korea Co., Ltd.	62,988	370,784
	DI Dong Il Corp.	7,397	372,069
	Digital Chosun Co., Ltd.	183,547	277,592
#	Digital Daesung Co., Ltd.	65,314	413,086
	Digital Power Communications Co., Ltd.	178,171	1,505,625
*	DIO Corp.	59,048	1,398,342
	Display Tech Co., Ltd.	52,616	129,961
	DMS Co., Ltd.	134,519	450,135
# *	DNF Co., Ltd.	55,512	483,100
#	Dohwa Engineering Co., Ltd.	60,443	448,054
#	Dong A Eltek Co., Ltd.	52,346	295,223
	Dong Ah Tire & Rubber Co., Ltd.	43,421	396,003
	Dong-A Socio Holdings Co., Ltd.	20,129	1,449,939
	Dong-A ST Co., Ltd.	36,643	2,750,174
#	Dong-Ah Geological Engineering Co., Ltd.	64,952	929,151
# *	Dongbang Transport Logistics Co., Ltd.	25,627	45,712
	Dongbu Corp.	57,404	397,956
	Dongil Industries Co., Ltd.	9,455	392,791
#	Dongjin Semichem Co., Ltd.	204,486	2,649,769
	DongKook Pharmaceutical Co., Ltd.	33,648	2,614,800
	Dongkuk Industries Co., Ltd.	252,797	434,974
*	Dongkuk Steel Mill Co., Ltd.	426,240	1,489,556
	Dongkuk Structures & Construction Co., Ltd.	196,859	351,388
	Dongsung Chemical Co., Ltd.	14,408	184,683

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DONGSUNG Corp.	201,471	$681,513
	Dongsung Finetec Co., Ltd.	100,223	655,317
#	Dongwha Enterprise Co., Ltd.	29,907	372,609
	Dongwha Pharm Co., Ltd.	132,533	1,223,510
	Dongwon Development Co., Ltd.	382,423	1,119,453
#	Dongwon F&B Co., Ltd.	8,063	1,310,471
	Dongwon Industries Co., Ltd.	11,265	2,105,438
	Dongwon Systems Corp.	31,409	567,539
*	Dongwoo Farm To Table Co., Ltd.	75,970	201,283
	Dongyang E&P, Inc.	38,477	336,071
# *	Dongyang Steel Pipe Co., Ltd.	759,441	645,712
	Doosan Co., Ltd.	21,268	708,430
*	Doosan Heavy Industries & Construction Co., Ltd.	755,146	2,453,078
*	Doosan Infracore Co., Ltd.	489,348	1,721,672
	DoubleUGames Co., Ltd.	53,955	2,568,077
	DRB Holding Co., Ltd.	20,458	97,917
# *	Dream Security Co., Ltd.	194,824	394,473
# *	Dreamus Co.	106,691	441,318
# *	DRTECH Corp.	175,505	274,269
*	DSK Co., Ltd.	2,560	15,589
	DSR Wire Corp.	23,805	70,753
	DTR Automotive Corp.	30,702	636,941
*	Duk San Neolux Co., Ltd.	63,470	1,634,648
	DY Corp.	98,206	317,003
	DY POWER Corp.	48,841	315,351
*	E Investment&Development Co., Ltd.	778,047	137,602
	e Tec E&C, Ltd.	9,190	620,049
	E1 Corp.	28,626	809,973
	Eagon Holdings Co., Ltd.	7,939	13,085
	Eagon Industrial, Ltd.	17,740	85,494
	Easy Bio, Inc.	305,133	1,066,820
	EBEST Investment & Securities Co., Ltd.	14,685	58,041
	Echo Marketing, Inc.	5,656	152,426
*	EcoBio Holdings Co., Ltd.	55,632	227,704
#	Ecopro Co., Ltd.	123,404	2,057,849
	e-Credible Co., Ltd.	26,371	405,291
#	Eehwa Construction Co., Ltd.	87,246	396,188
# *	EG Corp.	38,302	228,809
# *	Ehwa Technologies Information Co., Ltd.	3,915,868	559,675
#	Elcomtec Co., Ltd.	261,529	434,647
#	Elentec Co., Ltd.	76,987	252,122
	e-LITECOM Co., Ltd.	11,839	36,522
# *	ELK Corp.	192,381	23,299
*	EMKOREA Co., Ltd.	181,296	509,563
# *	EM-Tech Co., Ltd.	82,074	552,247
# *	EMW Co., Ltd.	204,411	87,447
*	Enex Co., Ltd.	124,656	98,879
#	ENF Technology Co., Ltd.	68,260	1,489,461
	Eo Technics Co., Ltd.	53,117	3,170,511
# *	Esmo Corp.	444,729	165,884
	Estechpharma Co., Ltd.	66,182	525,280
*	ESTsoft Corp.	31,344	183,662
# *	E-TRON Co., Ltd.	1,491,477	206,207
*	Eubiologics Co., Ltd.	16,504	87,640
	Eugene Corp.	324,231	1,106,834
	Eugene Investment & Securities Co., Ltd.	537,742	1,251,817
#	Eugene Technology Co., Ltd.	85,332	1,233,158
*	Eusu Holdings Co., Ltd.	102,796	502,123
	EVERDIGM Corp.	45,722	137,803

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Exem Co., Ltd.	152,435	$436,772
#	Ezwel Co., Ltd.	45,722	423,661
#	Farmsco	88,719	328,735
	FarmStory Co., Ltd.	223,787	187,120
*	Feelux Co., Ltd.	283,759	1,205,043
	Fine DNC Co., Ltd.	19,923	25,994
#	Fine Semitech Corp.	39,942	262,891
# *	Firstec Co., Ltd.	163,256	290,272
*	FN Republic Co., Ltd.	167,534	72,042
*	FNC Entertainment Co., Ltd.	3,147	15,697
#	Foosung Co., Ltd.	299,347	1,654,935
# *	Fourth-Link, Inc.	52,309	11,752
	Fursys, Inc.	16,042	363,998
*	Futurestream Networks Co., Ltd.	16,175	15,318
	Gabia, Inc.	61,787	732,455
*	GAEASOFT	14,151	113,566
	Galaxia Communications Co., Ltd.	88,817	261,111
*	Gamevil, Inc.	31,510	639,592
	Gaon Cable Co., Ltd.	14,855	188,589
	Gemvaxlink Co., Ltd.	315,573	270,868
*	Genie Music Corp.	223,163	454,925
	Geumhwa PSC Co., Ltd.	6,842	158,163
*	Gigalane Co., Ltd.	145,427	134,161
*	Globon Co., Ltd.	29,365	64,513
	GMB Korea Corp.	35,866	130,427
# *	GNCO Co., Ltd.	576,425	671,178
	GOLFZON Co., Ltd.	19,822	871,023
	Golfzon Newdin Holdings Co., Ltd.	174,025	483,147
# *	Good People Co., Ltd.	318,846	590,887
	Grand Korea Leisure Co., Ltd.	82,487	1,075,053
	Green Cross Cell Corp.	32,860	1,054,124
	Green Cross Holdings Corp.	79,061	1,378,173
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	303,507	442,485
	GS Home Shopping, Inc.	22,149	2,320,603
	Gwangju Shinsegae Co., Ltd.	3,808	457,609
# *	GY Commerce Co., Ltd.	149,142	51,639
	Hae In Corp.	4,066	14,531
#	HAESUNG DS Co., Ltd.	60,675	738,673
	Haesung Industrial Co., Ltd.	9,176	66,733
	Haimarrow Food Service Co., Ltd.	194,879	446,762
	Haitai Confectionery & Foods Co., Ltd.	58,090	337,728
*	Halla Corp.	143,627	366,231
	Halla Holdings Corp.	60,229	1,493,759
# *	Han Chang Corp.	122,636	245,537
#	Han Kuk Carbon Co., Ltd.	172,944	980,719
#	Hana Micron, Inc.	153,881	609,083
#	Hana Tour Service, Inc.	57,671	2,013,343
*	Hancom MDS, Inc.	39,133	366,634
*	Hancom, Inc.	115,458	1,191,817
	Handok, Inc.	51,132	942,753
	Handsome Co., Ltd.	100,651	2,030,758
#	Hanil Cement Co., Ltd.	15,772	1,110,527
#	Hanil Holdings Co., Ltd.	12,939	450,515
	Hanil Hyundai Cement Co., Ltd.	16,083	421,230
*	Hanil Vacuum Co., Ltd.	177,588	88,902
# *	Hanjin Heavy Industries & Construction Co., Ltd.	195,140	1,009,232
	Hanjin Transportation Co., Ltd.	56,388	2,141,505
	Hankook AtlasBX Co., Ltd.	1,212	49,099

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hankook Corp., Inc.	9,559	$2,212
#	Hankook Cosmetics Manufacturing Co., Ltd.	12,582	391,626
	Hankook Shell Oil Co., Ltd.	4,428	954,286
*	Hankook Synthetics Inc.	550	0
	Hankuk Paper Manufacturing Co., Ltd.	20,784	245,272
	Hanla IMS Co., Ltd.	15,971	73,902
	Hanmi Semiconductor Co., Ltd.	135,891	873,280
	HanmiGlobal Co., Ltd.	46,196	292,153
#	Hans Biomed Corp.	47,257	745,362
	Hansae Co., Ltd.	115,696	1,139,577
	Hansae Yes24 Holdings Co., Ltd.	84,372	364,177
	Hanshin Construction	58,275	629,236
	Hanshin Machinery Co.	91,006	104,294
	Hansol Chemical Co., Ltd.	59,371	4,195,598
*	Hansol Holdings Co., Ltd.	374,793	922,795
# *	Hansol HomeDeco Co., Ltd.	480,537	353,824
	Hansol Paper Co., Ltd.	124,590	1,610,045
*	Hansol Technics Co., Ltd.	173,193	859,508
*	Hanwha General Insurance Co., Ltd.	431,981	775,092
*	Hanwha Investment & Securities Co., Ltd.	854,450	1,248,246
#	Hanyang Eng Co., Ltd.	70,713	583,882
	Hanyang Securities Co., Ltd.	41,592	214,845
*	Harim Co., Ltd.	340,978	745,846
	Harim Holdings Co., Ltd.	183,271	963,336
#	HB Technology Co., Ltd.	306,331	604,129
	HDC Holdings Co., Ltd.	249,428	1,913,495
	HDC Hyundai Development Co. Engineering & Construction, Class E, Class E	103,857	1,605,411
	HDC Hyundai Engineering Plastics Co., Ltd.	95,998	296,598
#	HDC I-Controls Co., Ltd.	37,078	261,382
# *	Heung-A Shipping Co., Ltd.	729,772	154,525
*	Heungkuk Fire & Marine Insurance Co., Ltd.	326,723	662,306
*	HFR, Inc.	1,448	43,003
	High Tech Pharm Co., Ltd.	9,245	80,641
	Hitejinro Holdings Co., Ltd.	45,753	509,884
# *	HJ Magnolia Yongpyong Hotel & Resort Corp.	162,717	629,897
*	HLB Life Science Co., Ltd.	5,065	78,796
#	HLscience Co., Ltd.	2,994	134,807
# *	HMM Co., Ltd.	1,375,106	4,085,463
# *	HNT Electronics Co., Ltd.	55,565	87,558
*	Home Center Holdings Co., Ltd.	455,258	438,401
# *	Homecast Co., Ltd.	207,600	607,487
	HS Industries Co., Ltd.	237,511	1,604,453
	HS R&A Co., Ltd.	243,993	325,976
# *	HSD Engine Co., Ltd.	115,126	324,192
*	Huayi Brothers Korea Co., Ltd.	29,821	79,210
	Huchems Fine Chemical Corp.	130,793	1,886,973
*	Humax Co., Ltd.	96,364	270,762
	Humedix Co., Ltd.	38,822	637,698
*	Huneed Technologies	55,366	303,741
	Huons Co., Ltd.	50,562	2,018,044
	Huons Global Co., Ltd.	49,967	1,295,716
	Husteel Co., Ltd.	10,435	57,814
#	Huvis Corp.	107,198	478,622
	Huvitz Co., Ltd.	61,778	393,007
	Hwa Shin Co., Ltd.	130,553	246,707
	Hwacheon Machine Tool Co., Ltd.	6,481	164,076
#	Hwail Pharm Co., Ltd.	53,363	396,424
# *	Hwajin Co., Ltd.	195,001	91,823

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hwangkum Steel & Technology Co., Ltd.	50,864	$247,215
#	Hwaseung Enterprise Co., Ltd.	71,812	741,552
	HwaSung Industrial Co., Ltd.	70,151	524,933
	Hy-Lok Corp.	70,157	700,033
*	Hyosung Advanced Materials Corp.	3,298	221,890
	Hyosung Chemical Corp.	1,540	145,817
	Hyosung TNC Co., Ltd.	3,095	331,168
#	HyosungITX Co., Ltd.	18,151	243,748
# *	Hyulim ROBOT Co., Ltd.	483,589	334,114
# *	Hyundai Bioscience Co., Ltd.	212,685	1,879,798
#	Hyundai BNG Steel Co., Ltd.	73,255	433,042
*	Hyundai Construction Equipment Co., Ltd.	76,009	1,151,075
#	Hyundai Corp Holdings, Inc.	41,823	333,620
#	Hyundai Corp.	49,959	601,579
*	Hyundai Electric & Energy System Co., Ltd.	50,960	344,988
	Hyundai Greenfood Co., Ltd.	311,746	2,090,353
	Hyundai Home Shopping Network Corp.	40,733	2,406,877
	Hyundai Hy Communications & Networks Co., Ltd.	293,335	990,566
	Hyundai Livart Furniture Co., Ltd.	87,519	838,596
	Hyundai Motor Securities Co., Ltd.	121,685	881,129
#	Hyundai Pharmaceutical Co., Ltd.	144,667	551,101
# *	Hyundai Rotem Co., Ltd.	67,663	1,004,146
	Hyundai Telecommunication Co., Ltd.	8,282	42,435
	Hyundai Wia Corp.	111,526	3,021,474
#	HyVision System, Inc.	58,211	402,705
	I&C Technology Co., Ltd.	56,987	180,673
#	i3system, Inc.	36,390	645,150
*	iA, Inc.	1,230,523	393,078
#	ICD Co., Ltd.	75,843	963,573
	IDIS Holdings Co., Ltd.	1,320	15,077
# *	IHQ, Inc.	413,977	529,382
*	Il Dong Pharmaceutical Co., Ltd.	79,541	847,875
	Iljin Diamond Co., Ltd.	43,218	829,474
# *	Iljin Display Co., Ltd.	119,554	282,238
*	Iljin Electric Co., Ltd.	121,530	239,167
	Iljin Holdings Co., Ltd.	137,437	420,936
#	Ilshin Spinning Co., Ltd.	10,159	465,066
# *	Ilshin Stone Co., Ltd.	256,307	525,249
#	ilShinbiobase Co., Ltd.	195,930	360,566
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	307,135
	Ilyang Pharmaceutical Co., Ltd.	75,501	2,035,394
*	IM Co., Ltd.	149,118	99,524
	iMarketKorea, Inc.	129,703	1,076,508
	InBody Co., Ltd.	61,922	955,747
# *	INCON Co., Ltd.	158,451	153,215
# *	Incross Co., Ltd.	21,432	454,398
# *	Infinitt Healthcare Co., Ltd.	85,520	538,960
	INITECH Co., Ltd.	34,978	121,836
	Innocean Worldwide, Inc.	47,201	2,259,806
#	InnoWireless, Inc.	28,623	1,177,755
# *	Innox Advanced Materials Co., Ltd.	46,191	1,386,429
# *	Inscobee, Inc.	591,826	1,379,028
# *	Insun ENT Co., Ltd.	177,492	1,070,393
	Intelligent Digital Integrated Security Co., Ltd.	38,479	657,890
*	Interflex Co., Ltd.	80,840	667,857
#	Interojo Co., Ltd.	68,475	1,304,576
	Interpark Corp.	71,258	250,699
	Interpark Holdings Corp.	249,176	375,233
	INTOPS Co., Ltd.	86,749	780,974

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	INVENIA Co., Ltd.	36,373	$52,405
	Inzi Controls Co., Ltd.	45,051	143,342
	INZI Display Co., Ltd.	20,792	26,305
*	Iones Co., Ltd.	64,926	278,647
	IS Dongseo Co., Ltd.	99,665	2,085,328
#	ISC Co., Ltd.	68,260	569,302
	i-SENS, Inc.	58,711	1,136,284
	ISU Chemical Co., Ltd.	63,731	614,716
#	IsuPetasys Co., Ltd.	183,252	504,781
	It’s Hanbul Co., Ltd.	36,356	446,378
*	J.ESTINA Co., Ltd.	82,412	182,480
# *	Jahwa Electronics Co., Ltd.	67,806	407,493
#	JASTECH, Ltd.	59,570	461,109
# *	Jayjun Cosmetic Co., Ltd.	177,338	425,986
	JB Financial Group Co., Ltd.	1,034,840	4,122,000
	JC Chemical Co., Ltd.	11,668	43,326
# *	JC Hyun System, Inc.	82,351	269,428
	Jcontentree Corp.	25,881	745,165
	Jeil Pharmaceutical Co., Ltd.	5,220	113,511
# *	Jeju Semiconductor Corp.	154,448	368,291
*	Jejuair Co., Ltd.	63,132	1,064,110
# *	Jeongsan Aikang Co., Ltd.	202,408	284,356
	Jinro Distillers Co., Ltd.	12,750	306,464
#	Jinsung T.E.C	75,315	357,536
	JLS Co., Ltd.	60,696	320,288
*	JNK Heaters Co., Ltd.	52,520	182,797
*	JoyCity Corp.	6,537	61,138
	JS Corp.	40,769	254,010
	Jusung Engineering Co., Ltd.	236,743	1,053,547
	JVM Co., Ltd.	18,420	373,521
	JW Holdings Corp.	226,283	923,434
#	JW Life Science Corp.	53,988	691,901
	JW Pharmaceutical Corp.	75,091	1,810,253
	JW Shinyak Corp.	29,795	113,456
	JYP Entertainment Corp.	149,904	2,547,763
# *	Kanglim Co., Ltd.	213,093	311,922
#	Kangnam Jevisco Co., Ltd.	28,524	409,877
*	Kangstem Biotech Co., Ltd.	36,730	250,397
#	KAON Media Co., Ltd.	109,201	529,550
	KC Co., Ltd.	41,583	472,093
	KC Cottrell Co., Ltd.	57,816	209,025
	KC Green Holdings Co., Ltd.	84,188	250,852
	KC Tech Co., Ltd.	69,066	1,021,499
	KCC Engineering & Construction Co., Ltd.	36,099	178,513
	KCI, Ltd.	33,797	269,993
*	KCO Energy, Inc.	120	0
*	KD Corp.	29,472	2,245
*	KEC Corp.	549,593	345,851
#	KEPCO Engineering & Construction Co., Inc.	86,105	1,195,284
#	Keyang Electric Machinery Co., Ltd.	121,736	273,660
*	KEYEAST Co., Ltd.	293,755	642,502
	KG Chemical Corp.	10,467	119,417
#	KG Eco Technology Service Co., Ltd.	105,908	354,309
	Kginicis Co., Ltd.	95,353	1,723,549
	KGMobilians Co., Ltd.	114,785	708,341
# *	KH Vatec Co., Ltd.	92,733	1,410,546
	KINX, Inc.	15,872	805,350
	KISCO Corp.	122,047	393,614
	KISCO Holdings Co., Ltd.	56,887	491,943

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kishin Corp.	23,724	$60,036
	KISWIRE, Ltd.	50,257	594,902
# *	Kiwi Media Group Co., Ltd.	1,683,238	77,707
	KL-Net Corp.	61,091	109,768
#	KM Corp.	32,729	427,268
	KMH Co., Ltd.	115,916	616,781
	Kocom Co., Ltd.	50,776	206,270
*	Kodaco Co., Ltd.	278,877	94,198
	Koentec Co., Ltd.	121,211	967,257
	Koh Young Technology, Inc.	61,406	4,094,428
	Kolmar BNH Co., Ltd.	48,488	1,148,295
	Kolmar Korea Co., Ltd.	69,539	2,428,127
	Kolmar Korea Holdings Co., Ltd.	64,449	1,161,098
	Kolon Corp.	50,123	723,998
	Kolon Global Corp.	40,693	262,619
	Kolon Industries, Inc.	63,423	1,606,833
	Kolon Plastic, Inc.	88,936	251,019
#	Komelon Corp.	37,331	232,461
	KoMiCo, Ltd.	36,775	751,366
# *	KONA I Co., Ltd.	75,053	803,842
	Kook Soon Dang Brewery Co., Ltd.	29,947	88,358
	Kopla Co., Ltd.	93,079	226,796
#	Korea Alcohol Industrial Co., Ltd.	78,848	1,029,892
	Korea Asset In Trust Co., Ltd.	345,264	687,096
	Korea Autoglass Corp.	63,586	695,037
#	Korea Cast Iron Pipe Industries Co., Ltd.	60,277	460,686
# *	Korea Circuit Co., Ltd.	70,736	460,043
# *	Korea District Heating Corp.	21,995	694,173
	Korea Electric Terminal Co., Ltd.	37,908	892,411
	Korea Electronic Certification Authority, Inc.	110,844	370,206
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	192,049
	Korea Export Packaging Industrial Co., Ltd.	5,621	84,638
	Korea Flange Co., Ltd.	70,591	117,513
# *	Korea Information & Communications Co., Ltd.	86,404	578,803
	Korea Information Certificate Authority, Inc.	97,155	287,456
*	Korea Line Corp.	87,070	1,285,829
*	Korea Materials & Analysis Corp.	197,070	240,426
	Korea Petrochemical Ind Co., Ltd.	22,491	2,608,546
	Korea Real Estate Investment & Trust Co., Ltd.	1,105,216	1,707,658
#	Korea United Pharm, Inc.	59,545	863,282
	Korean Reinsurance Co.	591,764	4,091,754
	Kortek Corp.	68,622	542,492
# *	KPM Tech Co., Ltd.	113,288	69,104
#	KPX Chemical Co., Ltd.	15,639	624,162
# *	KSIGN Co., Ltd.	341,049	327,082
	KSS LINE, Ltd.	101,989	609,241
*	KT Hitel Co., Ltd.	106,931	493,582
	KT Skylife Co., Ltd.	169,354	1,101,506
#	KT Submarine Co., Ltd.	96,406	323,203
	KTB Investment & Securities Co., Ltd.	302,569	639,829
#	KTCS Corp.	160,451	232,177
	Ktis Corp.	174,086	271,347
#	Kuk Young G&M	186,943	413,963
	Kukbo Design Co., Ltd.	24,206	280,179
#	Kukdo Chemical Co., Ltd.	18,000	616,852
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	237,962
# *	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,977,028
# *	Kum Yang Co., Ltd.	95,714	182,321
#	Kumho Industrial Co., Ltd.	137,572	914,000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Kumho Tire Co., Inc.	646,850	$1,630,506
	Kumkang Kind Co., Ltd.	68,202	176,576
	Kwang Dong Pharmaceutical Co., Ltd.	234,489	1,167,625
	Kwang Myung Electric Co., Ltd.	210,799	357,628
#	Kyeryong Construction Industrial Co., Ltd.	33,110	437,271
	Kyobo Securities Co., Ltd.	128,948	766,668
#	Kyongbo Pharmaceutical Co., Ltd.	67,878	430,570
	Kyung Dong Navien Co., Ltd.	39,655	1,163,105
	Kyung Nong Corp.	29,850	296,570
#	Kyungbang Co., Ltd.	86,421	710,737
	KyungDong City Gas Co., Ltd.	28,465	414,743
	KyungDong Invest Co., Ltd.	5,295	122,399
	Kyungdong Pharm Co., Ltd.	110,025	747,849
	Kyung-In Synthetic Corp.	182,535	1,046,343
	L&F Co., Ltd.	83,858	1,324,444
*	L&K Biomed Co., Ltd.	26,992	29,117
# *	LabGenomics Co., Ltd.	49,913	1,028,295
#	LB Semicon, Inc.	183,953	1,086,378
	LEADCORP, Inc. (The)	105,336	465,437
*	Leaders Cosmetics Co., Ltd.	91,059	295,812
	LEENO Industrial, Inc.	50,743	3,730,073
# *	Leenos Corp.	241,349	281,302
*	LegoChem Biosciences, Inc.	2,919	117,018
	LF Corp.	140,103	1,513,381
	LG Hausys, Ltd.	45,094	1,918,444
	LG HelloVision Co., Ltd.	176,287	653,063
	LG International Corp.	201,405	2,184,598
	LIG Nex1 Co., Ltd.	60,282	1,293,947
#	Lion Chemtech Co., Ltd.	73,106	424,702
# *	LIS Co., Ltd.	59,157	327,643
*	Liveplex Co., Ltd.	114,325	71,030
#	LMS Co., Ltd.	44,865	393,424
*	Lock & Lock Co., Ltd.	129,691	1,178,742
# *	LONGTU KOREA, Inc.	102,159	381,052
# *	LOT Vacuum Co., Ltd.	76,342	583,528
	Lotte Chilsung Beverage Co., Ltd.	17,472	1,567,371
	Lotte Confectionery Co., Ltd.	2,373	250,072
	LOTTE Fine Chemical Co., Ltd.	125,283	4,024,263
	Lotte Food Co., Ltd.	2,961	935,195
	LOTTE Himart Co., Ltd.	62,911	1,388,304
# *	Lotte Non-Life Insurance Co., Ltd.	461,385	620,831
*	Lotte Tour Development Co., Ltd.	93,681	884,989
	LS Cable & System Asia, Ltd.	60,288	344,772
	LS Electric Co., Ltd.	6,961	224,169
# *	Lumens Co., Ltd.	282,899	412,866
*	Lutronic Corp.	140,095	619,857
*	LVMC Holdings	195,822	799,718
# *	Macrogen, Inc.	51,829	1,464,511
	Maeil Dairies Co., Ltd.	3,387	223,767
	Maeil Holdings Co., Ltd.	39,665	281,722
*	Magicmicro Co., Ltd.	387,138	203,327
# *	Maniker Co., Ltd.	480,112	331,127
	Mcnex Co., Ltd.	76,074	1,855,613
# *	ME2ON Co., Ltd.	162,301	761,368
# *	Mediana Co., Ltd.	35,251	503,388
*	Medipost Co., Ltd.	18,859	408,974
#	Meerecompany, Inc.	28,285	625,503
#	MegaStudy Co., Ltd.	62,602	530,776
	MegaStudyEdu Co., Ltd.	48,136	1,777,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Melfas, Inc.	166,086	$159,040
#	META BIOMED Co., Ltd.	129,147	253,863
# *	Mgame Corp.	104,493	334,230
	Mi Chang Oil Industrial Co., Ltd.	5,310	261,724
#	MiCo, Ltd.	155,794	1,146,029
	Minwise Co., Ltd.	70,028	823,578
	Mirae Asset Life Insurance Co., Ltd.	584,328	1,736,229
# *	Mirae Corp.	5,894,758	386,848
	Miwon Chemicals Co., Ltd.	3,853	144,602
	Miwon Commercial Co., Ltd.	5,072	256,341
	Miwon Specialty Chemical Co., Ltd.	11,832	740,734
#	MK Electron Co., Ltd.	108,898	583,262
*	MNTech Co., Ltd.	122,670	257,135
*	Mobase Co., Ltd.	50,361	137,761
# *	Mobile Appliance, Inc.	174,502	451,697
#	Modetour Network, Inc.	90,857	976,793
#	Monalisa Co., Ltd.	171,888	1,013,232
#	MonAmi Co., Ltd.	104,161	279,452
#	Moorim P&P Co., Ltd.	167,889	466,375
	Moorim Paper Co., Ltd.	153,047	275,635
#	Motonic Corp.	71,296	422,386
# *	MP Group, Inc.	151,072	30,570
#	MS Autotech Co., Ltd.	143,953	640,332
# *	Muhak Co., Ltd.	109,192	572,542
#	Multicampus Co., Ltd.	15,418	399,142
# *	MyungMoon Pharm Co., Ltd.	104,673	421,040
#	Nam Hwa Construction Co., Ltd.	37,268	444,765
#	Namhae Chemical Corp.	169,451	1,088,624
*	NamKwang Engineering & Construction Co., Ltd.	2,218	23,650
# *	Namsun Aluminum Co., Ltd.	393,345	1,583,482
# *	Namuga Co., Ltd.	18,234	211,116
	Namyang Dairy Products Co., Ltd.	2,372	628,713
*	Namyeung Vivien	30,780	25,706
*	NanoenTek, Inc.	99,817	638,431
	Nasmedia Co., Ltd.	24,369	577,726
# *	Nature & Environment Co., Ltd.	384,677	516,735
*	Naturecell Co., Ltd.	132,386	1,202,678
*	NDFOS Co., Ltd.	20,333	65,739
	NeoPharm Co., Ltd.	25,196	637,912
# *	Neowiz	86,809	1,244,295
#	NEOWIZ HOLDINGS Corp.	36,522	428,668
#	NEPES Corp.	104,087	2,485,636
# *	Neuros Co., Ltd.	132,787	279,991
# *	New Power Plasma Co., Ltd.	172,515	434,279
	Nexen Corp.	137,273	533,806
	Nexen Tire Corp.	233,104	1,098,069
*	Nexon GT Co., Ltd.	5,993	36,425
*	Next Entertainment World Co., Ltd.	105,261	340,702
# *	NextEye Co., Ltd.	197,968	206,522
#	Nexturn Co., Ltd.	39,610	268,416
*	NHN BUGS Corp.	27,513	114,249
*	NHN Corp.	19,923	1,247,525
#	NHN KCP Corp.	79,822	2,531,303
	NICE Holdings Co., Ltd.	135,007	2,211,891
	Nice Information & Telecommunication, Inc.	38,411	936,852
	NICE Information Service Co., Ltd.	219,290	3,162,517
	NICE Total Cash Management Co., Ltd.	121,835	600,184
*	NK Co., Ltd.	469,056	334,968
*	NK Mulsan Co., Ltd.	60,780	34,516

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co., Ltd.	13,404	$819,884
#	Nong Woo Bio Co., Ltd.	49,672	420,158
	Noroo Holdings Co., Ltd.	9,344	71,811
#	NOROO Paint & Coatings Co., Ltd.	59,794	379,117
	NPC	66,771	199,202
	NS Shopping Co., Ltd.	126,484	804,053
*	nTels Co., Ltd.	24,999	195,054
	Nuri Telecom Co., Ltd.	17,628	81,952
*	NUVOTEC Co., Ltd.	153,125	147,807
	Oceanbridge Co., Ltd.	19,278	149,388
*	OCI Co., Ltd.	7,645	250,892
# *	Omnisystem Co., Ltd.	233,956	371,329
#	Openbase, Inc.	183,847	453,427
	Opto Device Technology Co., Ltd.	29,480	95,488
	OptoElectronics Solutions Co., Ltd.	38,766	1,248,997
	OPTRON-TEC, Inc.	133,374	527,184
# *	Orbitech Co., Ltd.	145,252	365,987
# *	Orientbio, Inc.	556,748	332,433
	Orion Holdings Corp.	130,785	1,516,999
*	OSANGJAIEL Co., Ltd.	68,421	690,197
*	Osstem Implant Co., Ltd.	72,326	1,950,824
# *	Osung Advanced Materials Co., Ltd.	278,129	552,115
#	Paik Kwang Industrial Co., Ltd.	153,313	350,488
	Pang Rim Co., Ltd.	101,740	144,372
	Pan-Pacific Co., Ltd.	203,776	367,803
*	PaperCorea, Inc.	79,190	91,257
	Park Systems Corp.	727	21,918
	Partron Co., Ltd.	261,551	1,732,648
# *	Paru Co., Ltd.	257,213	518,338
*	People & Technology, Inc.	27,588	217,778
#	Pharma Research Products Co., Ltd.	24,555	855,073
# *	Pharmicell Co., Ltd.	131,453	2,050,520
*	Phoenix Materials Co., Ltd.	44,503	20,107
# *	PNE Solution Co., Ltd.	61,691	662,765
# *	Pobis TNC Co., Ltd.	250,451	337,765
*	POLUS BioPharm, Inc.	42,209	15,913
	Poongsan Corp.	118,045	2,046,236
	Poongsan Holdings Corp.	33,366	790,813
	POSCO Coated & Color Steel Co., Ltd.	2,517	24,252
	Posco ICT Co., Ltd.	338,081	1,228,183
#	Posco M-Tech Co., Ltd.	137,510	442,783
#	Power Logics Co., Ltd.	173,206	979,562
*	Prostemics Co., Ltd.	49,725	167,519
#	Protec Co., Ltd.	40,830	478,263
	PS TEC Co., Ltd.	73,410	213,537
#	PSK, Inc.	90,057	1,385,579
#	Pulmuone Co., Ltd.	83,990	837,040
#	Pungkuk Alcohol Industry Co., Ltd.	39,040	587,579
#	Pyeong Hwa Automotive Co., Ltd.	51,185	282,234
*	RaonSecure Co., Ltd.	159,690	341,987
	Rayence Co., Ltd.	21,966	258,630
*	Redrover Co., Ltd.	335,561	62,998
#	Reyon Pharmaceutical Co., Ltd.	42,639	487,253
#	RFHIC Corp.	64,357	2,029,875
# *	RFTech Co., Ltd.	114,269	575,204
# *	Robostar Co., Ltd.	39,835	519,485
*	Robotis Co., Ltd.	9,311	81,418
*	Rorze Systems Corp.	12,806	51,880
#	Rsupport Co., Ltd.	59,819	306,786

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	S Net Systems, Inc.	100,072	$543,659
#	S&S Tech Corp.	89,559	1,539,002
	S&T Corp.	13,299	175,247
	S&T Dynamics Co., Ltd.	190,917	854,807
	S&T Holdings Co., Ltd.	54,697	641,552
	S&T Motiv Co., Ltd.	51,092	1,513,334
# *	S.Y. Co., Ltd.	85,193	294,410
	Sajo Industries Co., Ltd.	13,022	341,270
	Sajodaerim Corp.	2,580	30,252
*	Sajodongaone Co., Ltd.	29,518	21,901
#	Sam Chun Dang Pharm Co., Ltd.	75,658	1,908,450
*	SAM KANG M&T Co., Ltd.	103,756	247,514
	Sam Young Electronics Co., Ltd.	82,543	494,659
#	Sam Yung Trading Co., Ltd.	95,984	1,068,779
	Sambo Corrugated Board Co., Ltd.	7,239	47,892
*	Sambo Motors Co., Ltd.	45,702	150,580
# *	Sambon Electronics Co., Ltd.	284,390	375,630
*	Sambu Engineering & Construction Co., Ltd.	29,011	18,667
	Samchully Co., Ltd.	18,970	1,154,042
*	Samchuly Bicycle Co., Ltd.	47,168	232,905
#	Samho Development Co., Ltd.	128,250	532,334
	Samho International Co., Ltd.	33,297	616,103
	SAMHWA Paints Industrial Co., Ltd.	68,028	280,713
	Samick Musical Instruments Co., Ltd.	343,627	410,872
#	Samick THK Co., Ltd.	56,489	533,745
#	Samil Pharmaceutical Co., Ltd.	29,303	429,070
	Samji Electronics Co., Ltd.	75,961	568,123
#	Samjin LND Co., Ltd.	98,862	159,257
#	Samjin Pharmaceutical Co., Ltd.	55,034	1,147,061
*	Samkee Automotive Co., Ltd.	55,391	79,988
	Samkwang Glass Co., Ltd.	20,194	483,882
	Sammok S-Form Co., Ltd.	31,502	187,183
	SAMPYO Cement Co., Ltd.	231,777	669,237
# *	Samsung Pharmaceutical Co., Ltd.	296,288	972,508
#	Samsung Publishing Co., Ltd.	33,817	674,998
	SAMT Co., Ltd.	334,703	543,440
	Samwha Capacitor Co., Ltd.	47,319	1,892,214
#	Samwha Electric Co., Ltd.	28,113	337,451
	Samyang Corp.	24,139	782,999
	Samyang Foods Co., Ltd.	25,215	2,080,416
	Samyang Holdings Corp.	25,218	1,036,643
#	Samyang Tongsang Co., Ltd.	10,320	456,128
	Sang-A Frontec Co., Ltd.	60,793	672,370
*	Sangbo Corp.	96,831	65,213
#	Sangsangin Co., Ltd.	253,554	1,633,804
	Sangsin Brake	27,592	62,479
	Sangsin Energy Display Precision Co., Ltd.	67,598	337,859
	SaraminHR Co., Ltd.	34,495	720,680
#	Satrec Initiative Co., Ltd.	35,524	614,844
	SAVEZONE I&C Corp.	118,777	223,639
# *	SBI Investment Korea Co., Ltd.	679,843	345,660
*	SBS Media Holdings Co., Ltd.	280,998	442,311
# *	SBW	910,924	713,674
# *	S-Connect Co., Ltd.	235,710	397,894
# *	SD Biotechnologies Co., Ltd.	78,702	268,032
# *	SDN Co., Ltd.	237,263	440,268
	Seah Besteel Corp.	95,946	733,316
	SeAH Holdings Corp.	5,096	282,816
	SeAH Steel Corp.	10,843	353,899

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Holdings Corp.	8,330	$197,451
	Sebang Co., Ltd.	83,913	646,119
	Sebang Global Battery Co., Ltd.	48,858	1,159,710
	Sebo Manufacturing Engineer Corp.	19,089	80,804
#	Secuve Co., Ltd.	184,998	206,864
#	Seegene, Inc.	148,228	11,164,208
	Sejin Heavy Industries Co., Ltd.	4	10
	Sejong Industrial Co., Ltd.	53,849	185,853
*	Sejong Telecom, Inc.	2,024,357	580,300
#	Sekonix Co., Ltd.	74,829	293,873
# *	Selvas AI, Inc.	179,027	104,137
	Sempio Foods Co.	12,562	298,058
	Semyung Electric Machinery Co., Ltd.	8,458	33,484
	S-Energy Co., Ltd.	61,002	169,975
*	Seobu T&D	272,503	1,253,724
	Seohan Co., Ltd.	575,035	481,075
	Seohee Construction Co., Ltd.	913,193	783,099
	Seojin System Co., Ltd.	17,833	385,795
	Seondo Electric Co., Ltd.	31,469	72,295
# *	Seoul Auction Co., Ltd.	90,789	331,599
*	Seoul Electronics & Telecom	104,354	67,011
# *	Seoul Food Industrial Co., Ltd.	2,034,341	292,114
#	Seoul Pharma Co., Ltd.	56,814	390,399
	Seoul Semiconductor Co., Ltd.	239,800	2,604,269
#	Seoulin Bioscience Co., Ltd.	30,512	274,252
#	Seowon Co., Ltd.	158,377	390,189
#	SEOWONINTECH Co., Ltd.	77,207	343,405
	Seoyon Co., Ltd.	56,279	173,044
	Seoyon E-Hwa Co., Ltd.	88,648	255,355
	Sewha P&C, Inc.	34,542	73,909
# *	Sewon Cellontech Co., Ltd.	317,725	677,298
	Sewon Precision Industry Co., Ltd.	25,563	63,648
	SEWOONMEDICAL Co., Ltd.	143,318	366,030
	SFA Engineering Corp.	109,626	3,160,312
# *	SFA Semicon Co., Ltd.	487,890	2,106,511
# *	SFC Co., Ltd.	290,874	81,241
# *	SG Corp.	785,181	432,514
*	SG&G Corp.	93,647	103,479
*	SH Energy & Chemical Co., Ltd.	473,167	346,401
# *	Shin Poong Pharmaceutical Co., Ltd.	233,733	3,190,127
	Shindaeyang Paper Co., Ltd.	12,266	614,960
#	Shinil Electronics Co., Ltd.	370,771	592,482
	Shinsegae Engineering & Construction Co., Ltd.	17,311	347,568
#	Shinsegae Food Co., Ltd.	12,587	627,122
	Shinsegae Information & Communication Co., Ltd.	6,509	605,004
*	Shinsung E&G Co., Ltd.	695,198	500,487
# *	Shinsung Tongsang Co., Ltd.	467,967	428,268
#	Shinwha Intertek Corp.	167,682	332,882
# *	Shinwon Corp.	328,839	447,341
	Shinyoung Securities Co., Ltd.	31,529	1,191,425
#	SHOWBOX Corp.	202,133	478,507
*	Signetics Corp.	215,282	128,098
	SIGONG TECH Co., Ltd.	72,529	324,980
#	Silicon Works Co., Ltd.	76,328	1,890,353
#	Silla Co., Ltd.	49,229	412,854
	SIMMTECH Co., Ltd.	118,897	930,735
	SIMPAC, Inc.	114,590	217,707
	Sindoh Co., Ltd.	38,779	879,001
	Sinil Pharm Co., Ltd.	1,717	10,562

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SinSin Pharmaceutical Co., Ltd.	50,462	$306,198
#	SK Bioland Co., Ltd.	88,938	1,750,971
	SK Chemicals Co., Ltd.	45,369	2,886,749
#	SK D&D Co., Ltd.	52,494	1,051,485
	SK Discovery Co., Ltd.	76,844	1,593,168
	SK Gas, Ltd.	4,227	266,822
#	SK Networks Co., Ltd.	1,121,588	4,972,123
*	SK Rent A Car Co., Ltd.	2,780	21,127
	SK Securities Co., Ltd.	2,889,884	1,535,327
*	SKC Solmics Co., Ltd.	171,765	413,000
#	SKCKOLONPI, Inc.	85,421	2,312,287
	SL Corp.	100,977	1,103,328
*	SM Culture & Contents Co., Ltd.	277,128	360,028
*	SM Entertainment Co., Ltd.	123,879	2,833,039
*	SM Life Design Group Co., Ltd.	66,427	85,824
# *	S-MAC Co., Ltd.	1,016,327	1,103,254
*	SMARK Co., Ltd.	45,350	6,965
#	SMCore, Inc.	81,581	525,631
*	SMEC Co., Ltd.	153,271	228,677
# *	SNU Precision Co., Ltd.	157,801	393,254
*	Solborn, Inc.	96,444	290,929
# *	Solid, Inc.	229,788	1,075,676
	Songwon Industrial Co., Ltd.	101,183	1,197,092
# *	Sonokong Co., Ltd.	170,581	291,845
	Soulbrain Co., Ltd.	35,894	2,160,374
	SPC Samlip Co., Ltd.	14,997	882,074
#	SPG Co., Ltd.	94,323	409,865
#	Spigen Korea Co., Ltd.	23,443	837,749
# *	Ssangyong Motor Co.	342,624	438,087
*	ST Pharm Co., Ltd.	48,756	1,315,977
	Suheung Co., Ltd.	35,180	1,279,857
	Sun Kwang Co., Ltd.	24,809	296,422
# *	SundayToz Corp.	34,853	541,530
	Sung Bo Chemicals Co., Ltd.	57,708	190,180
	Sung Kwang Bend Co., Ltd.	117,136	606,421
*	Sungchang Enterprise Holdings, Ltd.	447,902	565,189
#	Sungdo Engineering & Construction Co., Ltd.	72,103	196,800
#	Sungshin Cement Co., Ltd.	119,623	775,675
	Sungwoo Hitech Co., Ltd.	374,937	906,879
#	Sunjin Co., Ltd.	100,092	697,301
# *	Sunny Electronics Corp.	208,190	546,492
*	Suprema HQ, Inc.	15,358	57,018
# *	Suprema, Inc.	30,158	851,472
*	Synergy Innovation Co., Ltd.	105,399	142,151
# *	Synopex, Inc.	402,183	883,143
	Systems Technology, Inc.	73,178	967,242
#	Tae Kyung Industrial Co., Ltd.	55,377	209,362
	Taekwang Industrial Co., Ltd.	2,620	1,720,884
*	Taewoong Co., Ltd.	72,605	344,824
#	Taeyoung Engineering & Construction Co., Ltd.	280,138	3,319,272
# *	Taihan Electric Wire Co., Ltd.	1,331,592	702,642
# *	Taihan Fiberoptics Co., Ltd.	388,537	1,055,853
*	Taihan Textile Co., Ltd.	1,976	31,920
#	Tailim Packaging Co., Ltd.	119,701	387,209
*	TBH Global Co., Ltd.	71,393	86,091
	TechWing, Inc.	93,020	1,168,348
*	Tego Science, Inc.	7,237	105,389
*	Telcon RF Pharmaceutical, Inc.	269,540	1,104,853
#	Telechips, Inc.	59,054	408,730

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TES Co., Ltd.	90,822	$1,490,022
*	Theragen Etex Co., Ltd.	187,568	1,660,662
*	Thinkware Systems Corp.	30,488	164,684
# *	TK Chemical Corp.	278,532	495,419
	TK Corp.	99,739	591,156
# *	TOBESOFT Co., Ltd.	120,531	202,313
#	Tokai Carbon Korea Co., Ltd.	29,621	1,755,995
# *	Tong Yang Moolsan Co., Ltd.	469,563	389,527
	Tongyang Life Insurance Co., Ltd.	312,717	760,279
#	Tongyang, Inc.	902,351	929,499
# *	Tonymoly Co., Ltd.	33,132	318,035
#	Top Engineering Co., Ltd.	82,138	613,581
#	Toptec Co., Ltd.	138,577	2,336,827
	Tovis Co., Ltd.	92,768	541,739
#	TS Corp.	28,777	424,632
# *	T’way Holdings, Inc.	208,040	237,420
#	UBCare Co., Ltd.	175,923	1,042,398
	Ubiquoss Holdings, Inc.	51,883	1,366,187
#	Ubiquoss, Inc.	19,917	471,050
	UIL Co., Ltd.	89,273	310,363
#	Uju Electronics Co., Ltd.	49,582	586,972
*	Uni-Chem Co., Ltd.	349,887	453,050
#	Unick Corp.	67,234	349,208
	Unid Co., Ltd.	35,445	1,258,072
#	Union Semiconductor Equipment & Materials Co., Ltd.	167,468	683,108
#	Uniquest Corp.	95,299	488,831
# *	Unison Co., Ltd.	511,811	387,993
*	Unitekno Co., Ltd.	17,561	131,283
	UniTest, Inc.	82,374	871,390
	UTI, Inc.	19,414	289,645
	Value Added Technology Co., Ltd.	48,230	1,008,014
	Very Good Tour Co., Ltd.	6,966	32,795
*	Viatron Technologies, Inc.	76,611	453,580
# *	VICTEK Co., Ltd.	129,990	422,114
*	Vidente Co., Ltd.	14,136	76,586
#	Vieworks Co., Ltd.	51,662	1,494,954
#	Visang Education, Inc.	47,339	297,669
	Vitzro Tech Co., Ltd.	11,550	60,118
	Vitzrocell Co., Ltd.	91,590	1,046,971
# *	VitzroSys Co., Ltd.	289,611	21,615
# *	VT GMP Co., Ltd.	8,360	74,219
*	W Holding Co., Ltd.	332,896	86,032
*	Webzen, Inc.	108,541	1,483,294
# *	Welcron Co., Ltd.	189,702	1,095,325
*	Wellbiotec Co., Ltd.	17,722	28,356
	Wemade Co., Ltd.	61,664	1,209,504
	Whanin Pharmaceutical Co., Ltd.	99,928	1,214,756
# *	WillBes & Co. (The)	395,146	484,263
	Winix, Inc.	50,207	767,497
	Wins Co., Ltd.	46,010	584,161
	WiSoL Co., Ltd.	129,456	1,100,869
*	WIZIT Co., Ltd.	554,073	282,034
*	WONIK CUBE Corp.	46,479	53,177
*	Wonik Holdings Co., Ltd.	235,016	731,812
#	Wonik Materials Co., Ltd.	51,128	1,012,094
# *	Wonik QnC Corp.	94,886	997,558
	Woojin, Inc.	2,070	5,927
# *	Woongjin Energy Co., Ltd.	130,463	18,350
*	Woori Investment Bank Co., Ltd.	2,024,253	968,151

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Woori Technology Investment Co., Ltd.	326,126	$688,522
# *	Woori Technology, Inc.	709,536	478,389
# *	Wooridul Pharmaceutical, Ltd.	82,795	453,363
# *	Wooriro Co., Ltd.	16,683	25,370
#	Woorison F&G Co., Ltd.	163,424	285,349
#	Woory Industrial Co., Ltd.	40,935	606,740
# *	Wooshin Systems Co., Ltd.	72,140	195,565
# *	Woosu AMS Co., Ltd.	139,479	468,018
#	WooSung Feed Co., Ltd.	152,187	395,014
# *	Woowon Development Co., Ltd.	34,932	202,624
#	Worldex Industry & Trading Co., Ltd.	49,210	279,634
#	Y G-1 Co., Ltd.	153,517	619,819
*	YeaRimDang Publishing Co., Ltd.	88,257	182,023
*	Y-entec Co., Ltd.	4,556	40,348
# *	Yest Co., Ltd.	54,484	358,977
*	YG Entertainment, Inc.	62,114	1,515,320
*	YIK Corp.	138,054	365,357
# *	YJM Games Co., Ltd.	246,775	320,980
# *	YMC Co., Ltd.	97,776	810,646
	Yonwoo Co., Ltd.	30,310	479,327
	Yoosung Enterprise Co., Ltd.	114,087	236,938
	YooSung T&S Co., Ltd.	56,966	115,424
	Youlchon Chemical Co., Ltd.	64,226	796,087
#	Young Poong Corp.	640	274,826
	Young Poong Precision Corp.	68,725	379,910
	Youngone Corp.	718	16,097
	Youngone Holdings Co., Ltd.	38,171	1,289,110
*	YoungWoo DSP Co., Ltd.	197,393	275,530
	YTN Co., Ltd.	73,837	124,365
*	Yuanta Securities Korea Co., Ltd.	686,237	1,454,522
	YuHwa Securities Co., Ltd.	96,255	182,333
*	Yujin Robot Co., Ltd.	128,818	244,214
*	Yungjin Pharmaceutical Co., Ltd.	518,587	2,119,423
# *	Yuyang DNU Co., Ltd.	177,980	178,206
	Yuyu Pharma, Inc.	1,676	15,246
#	Zeus Co., Ltd.	41,148	323,809

TOTAL SOUTH KOREA			705,242,367

TAIWAN — (23.3%)
*	Sino American Electronic Co.	564,703	0
	ABC Taiwan Electronics Corp.	536,977	312,939
	Ability Enterprise Co., Ltd.	1,858,293	764,545
	Ability Opto-Electronics Technology Co., Ltd.	473,776	535,860
	AcBel Polytech, Inc.	2,964,599	2,058,237
	Ace Pillar Co., Ltd.	448,000	301,409
#	ACES Electronic Co., Ltd.	715,000	586,914
*	Acon Holding, Inc.	1,294,000	288,477
	Acter Group Corp., Ltd.	283,302	2,025,312
	Action Electronics Co., Ltd.	1,395,000	338,232
	Actron Technology Corp.	438,320	1,285,432
#	A-DATA Technology Co., Ltd.	1,438,879	2,723,253
	Addcn Technology Co., Ltd.	119,299	867,464
	Adlink Technology, Inc.	12,000	26,611
#	Advanced Ceramic X Corp.	283,000	2,949,080
	Advanced International Multitech Co., Ltd.	819,000	902,825
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	804,796	259,168
*	Advanced Optoelectronic Technology, Inc.	681,000	387,620
	Advanced Power Electronics Corp.	113,000	87,349
	Advanced Wireless Semiconductor Co.	1,041,409	3,134,687

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co., Ltd.	1,451,519	$844,215
	AEON Motor Co., Ltd.	10,800	10,822
	Aerospace Industrial Development Corp.	2,700,000	2,592,932
# *	AGV Products Corp.	3,154,433	757,250
*	Airmate Cayman International Co., Ltd.	36,504	32,194
#	Alchip Technologies, Ltd.	343,000	3,339,491
# *	ALI Corp.	1,328,775	682,714
	All Ring Tech Co., Ltd.	445,000	615,628
#	Allied Circuit Co., Ltd.	151,000	829,629
	Allis Electric Co., Ltd.	1,166,880	757,675
#	Alltek Technology Corp.	1,007,750	648,262
#	Alltop Technology Co., Ltd.	334,000	1,017,333
	Alpha Networks, Inc.	2,040,386	1,504,520
	Altek Corp.	1,983,945	1,287,174
#	Amazing Microelectronic Corp.	405,053	1,165,875
	Ambassador Hotel (The)	1,841,000	1,671,206
	Ampire Co., Ltd.	589,000	410,953
	AMPOC Far-East Co., Ltd.	635,444	617,628
*	AmTRAN Technology Co., Ltd.	6,613,951	1,698,524
	Anderson Industrial Corp.	290,416	78,022
	Anpec Electronics Corp.	503,007	1,132,054
#	Apac Opto Electronics, Inc.	147,000	181,999
#	Apacer Technology, Inc.	544,325	855,915
	APAQ Technology Co., Ltd.	378,120	402,596
#	APCB, Inc.	933,000	687,156
#	Apex Biotechnology Corp.	674,483	529,404
#	Apex International Co., Ltd.	1,110,470	2,079,605
#	Apex Medical Corp.	421,500	367,564
# *	Apex Science & Engineering	1,005,132	369,640
#	Apogee Optocom Co., Ltd.	48,000	231,356
#	Arcadyan Technology Corp.	965,055	2,598,090
	Ardentec Corp.	3,025,274	2,651,058
#	Argosy Research, Inc.	313,000	1,001,858
	Asia Electronic Material Co., Ltd.	331,000	153,560
	Asia Optical Co., Inc.	1,553,000	3,739,504
*	Asia Pacific Telecom Co., Ltd.	6,978,999	1,602,688
*	Asia Plastic Recycling Holding, Ltd.	1,378,182	210,283
	Asia Polymer Corp.	2,508,232	1,442,435
#	Asia Tech Image, Inc.	363,000	642,902
#	Asia Vital Components Co., Ltd.	2,098,058	2,837,953
	ASMedia Technology, Inc.	103,424	2,873,435
#	ASPEED Technology, Inc.	149,599	5,915,776
#	ASROCK, Inc.	215,000	838,281
	ATE Energy International Co., Ltd.	9,000	9,239
	Aten International Co., Ltd.	621,479	1,911,832
	Audix Corp.	555,600	756,193
#	AURAS Technology Co., Ltd.	378,148	2,175,706
	Aurona Industries, Inc.	444,000	247,244
	Aurora Corp.	469,349	1,414,684
	Avalue Technology, Inc.	320,000	745,744
	Avermedia Technologies	1,311,446	533,744
	AVY Precision Technology, Inc.	630,162	525,330
	Awea Mechantronic Co., Ltd.	246,210	251,644
	Axiomtek Co., Ltd.	395,000	720,426
# *	Azurewave Technologies, Inc.	457,000	221,648
	Bank of Kaohsiung Co., Ltd.	3,519,693	1,126,349
#	Baolong International Co., Ltd.	436,000	180,973
	Basso Industry Corp.	879,900	1,246,827
#	BenQ Materials Corp.	1,290,000	735,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	BES Engineering Corp.	10,300,750	$2,453,332
#	Bin Chuan Enterprise Co., Ltd.	565,070	457,664
	Bionet Corp.	132,000	147,068
	Bionime Corp.	209,000	473,280
# *	Biostar Microtech International Corp.	1,159,975	385,975
	Bioteque Corp.	380,308	1,444,599
#	Bizlink Holding, Inc.	842,492	5,489,358
*	Boardtek Electronics Corp.	893,000	581,474
	Bon Fame Co., Ltd.	135,000	198,812
	Bright Led Electronics Corp.	745,520	373,881
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,301,819
	Brogent Technologies, Inc.	18,000	71,128
#	Browave Corp.	197,000	254,596
	C Sun Manufacturing, Ltd.	900,221	851,829
# *	Calin Technology Co., Ltd.	122,000	74,895
*	Cameo Communications, Inc.	1,625,818	360,302
	Capital Futures Corp.	838,895	1,106,181
	Capital Securities Corp.	14,723,501	4,843,761
#	Career Technology MFG. Co., Ltd.	2,999,843	2,823,235
	Carnival Industrial Corp.	740,353	198,234
#	Casetek Holdings, Ltd.	1,281,571	2,001,436
	Cathay Chemical Works	30,000	17,926
	Cathay Real Estate Development Co., Ltd.	4,070,700	2,693,894
#	Cayman Engley Industrial Co., Ltd.	237,099	498,779
#	CCP Contact Probes Co., Ltd.	137,000	140,307
	Celxpert Energy Corp.	590,000	558,658
#	Center Laboratories, Inc.	1,760,584	2,827,497
	Central Reinsurance Co., Ltd.	896,380	551,685
*	Chain Chon Industrial Co., Ltd.	1,146,000	309,573
#	ChainQui Construction Development Co., Ltd.	617,982	441,654
*	Champion Building Materials Co., Ltd.	2,286,851	379,207
	Chang Wah Electromaterials, Inc.	205,905	1,109,952
#	Chang Wah Technology Co., Ltd.	808,170	809,164
#	Channel Well Technology Co., Ltd.	1,263,000	984,071
	Chant Sincere Co., Ltd.	360,000	285,823
	Charoen Pokphand Enterprise	1,097,985	2,315,426
#	Chaun-Choung Technology Corp.	165,000	1,378,918
#	CHC Healthcare Group	668,000	804,354
	CHC Resources Corp.	517,282	787,786
#	Chen Full International Co., Ltd.	648,000	749,515
#	Chenbro Micom Co., Ltd.	459,000	1,391,544
	Cheng Loong Corp.	5,515,383	3,924,257
*	Cheng Mei Materials Technology Corp.	4,620,900	1,089,937
#	Cheng Uei Precision Industry Co., Ltd.	2,736,331	3,493,118
	Chenming Electronic Technology Corp.	667,437	282,583
#	Chia Chang Co., Ltd.	705,000	779,238
#	Chia Hsin Cement Corp.	2,754,121	1,583,180
	Chian Hsing Forging Industrial Co., Ltd.	242,000	315,689
#	Chicony Power Technology Co., Ltd.	1,171,454	2,288,966
#	Chieftek Precision Co., Ltd.	428,225	1,289,824
	Chien Kuo Construction Co., Ltd.	1,290,249	432,711
#	Chilisin Electronics Corp.	1,136,380	3,996,095
	Chime Ball Technology Co., Ltd.	203,840	209,694
	China Airlines, Ltd.	2,723,000	751,472
	China Bills Finance Corp.	5,884,000	2,891,576
	China Chemical & Pharmaceutical Co., Ltd.	1,734,000	1,231,519
	China Ecotek Corp.	214,000	234,112
	China Electric Manufacturing Corp.	2,055,510	885,556
#	China Fineblanking Technology Co., Ltd.	434,103	514,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	2,698,829	$1,638,512
	China Glaze Co., Ltd.	310,002	92,585
	China Man-Made Fiber Corp.	12,340,799	2,681,412
	China Metal Products	1,987,603	1,679,057
	China Motor Corp.	1,152,600	1,223,055
#	China Petrochemical Development Corp.	23,745,150	6,407,812
	China Steel Chemical Corp.	1,020,554	3,588,773
#	China Steel Structure Co., Ltd.	601,000	429,721
	China Wire & Cable Co., Ltd.	663,160	615,597
	Chinese Maritime Transport, Ltd.	583,594	487,546
#	Ching Feng Home Fashions Co., Ltd.	794,409	698,095
	Chin-Poon Industrial Co., Ltd.	2,663,207	2,286,232
	Chipbond Technology Corp.	4,387,000	8,258,539
	ChipMOS Techinologies, Inc.	3,388,076	3,463,159
	ChipMOS Technologies, Inc., ADR	5,133	102,671
	Chlitina Holding, Ltd.	297,000	1,949,034
	Chong Hong Construction Co., Ltd.	1,302,665	3,586,486
	Chun YU Works & Co., Ltd.	1,367,000	793,894
	Chun Yuan Steel Industry Co., Ltd.	2,655,529	841,166
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,531,375	2,140,499
#	Chung Hung Steel Corp.	6,781,979	1,762,140
	Chung Hwa Food Industrial Co., Ltd.	106,850	309,825
#	Chung Hwa Pulp Corp.	3,298,405	841,444
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	237,341
	Chunghwa Precision Test Tech Co., Ltd.	9,000	194,861
*	Chuwa Wool Industry Co., Taiwan Ltd.	25,000	30,717
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,004,000	384,751
	Cleanaway Co., Ltd.	553,000	2,893,277
	Clevo Co.	3,489,200	3,842,381
# *	CMC Magnetics Corp.	8,253,498	2,166,084
	C-Media Electronics, Inc.	60,000	29,574
*	CoAsia Electronics Corp.	759,397	293,000
	Coland Holdings, Ltd.	321,000	223,416
	Collins Co., Ltd.	562,431	200,515
	Compeq Manufacturing Co., Ltd.	2,296,000	3,037,134
	Compucase Enterprise	514,000	457,887
# *	Concord Securities Co., Ltd.	4,209,723	985,067
#	Concraft Holding Co., Ltd.	315,516	1,342,199
#	Continental Holdings Corp.	2,969,320	1,098,590
#	Contrel Technology Co., Ltd.	948,000	467,939
#	Coremax Corp.	461,275	976,796
#	Coretronic Corp.	3,061,200	3,261,822
	Co-Tech Development Corp.	1,202,533	1,604,952
	Cowealth Medical Holding Co., Ltd.	186,640	192,918
#	Coxon Precise Industrial Co., Ltd.	734,000	299,813
	Creative Sensor, Inc.	696,000	427,733
*	Crowell Development Corp.	36,000	23,306
# *	CSBC Corp. Taiwan	1,616,676	1,186,764
	CTCI Corp.	3,442,000	3,805,557
	C-Tech United Corp.	151,971	85,727
#	Cub Elecparts, Inc.	358,887	1,704,116
	CviLux Corp.	498,040	398,095
	CX Technology Co., Ltd.	192,010	94,351
	Cyberlink Corp.	348,697	1,343,395
	CyberPower Systems, Inc.	304,000	847,366
#	CyberTAN Technology, Inc.	2,308,779	1,146,398
	Cypress Technology Co., Ltd.	241,700	611,903
	DA CIN Construction Co., Ltd.	1,226,711	881,688
	Dadi Early-Childhood Education Group, Ltd.	218,357	1,395,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dafeng TV, Ltd.	445,870	$623,809
#	Da-Li Development Co., Ltd.	1,205,382	1,184,171
*	Danen Technology Corp.	496,421	67,799
#	Darfon Electronics Corp.	1,478,550	1,836,721
#	Darwin Precisions Corp.	2,980,635	1,166,840
	Davicom Semiconductor, Inc.	546,888	314,711
	Daxin Materials Corp.	300,200	852,778
#	De Licacy Industrial Co., Ltd.	1,992,511	1,414,765
	Delpha Construction Co., Ltd.	767,931	461,772
	Depo Auto Parts Ind Co., Ltd.	755,000	1,182,680
*	Der Pao Construction Co., Ltd.	902,078	0
	Dimerco Data System Corp.	290,000	438,102
	Dimerco Express Corp.	762,000	635,676
#	D-Link Corp.	4,327,668	1,758,527
	Donpon Precision, Inc.	104,000	45,747
	Draytek Corp.	332,000	305,926
#	Dyaco International, Inc.	142,813	179,503
	DYNACOLOR, Inc.	245,000	269,003
# *	Dynamic Electronics Co., Ltd.	1,871,321	1,196,508
	Dynapack International Technology Corp.	968,000	2,304,534
	E Ink Holdings, Inc.	5,153,000	5,312,837
	Eastern Media International Corp.	2,737,511	1,208,312
	ECOVE Environment Corp.	185,000	1,303,711
*	Edimax Technology Co., Ltd.	1,215,108	354,557
	Edison Opto Corp.	798,000	339,335
	Edom Technology Co., Ltd.	1,168,968	644,885
	eGalax_eMPIA Technology, Inc.	355,131	572,583
#	Egis Technology, Inc.	402,000	2,548,424
	Elan Microelectronics Corp.	1,847,400	5,934,206
*	E-Lead Electronic Co., Ltd.	459,942	243,158
	E-LIFE MALL Corp.	488,000	1,098,494
#	Elite Advanced Laser Corp.	966,226	2,277,579
#	Elite Material Co., Ltd.	1,745,350	7,543,065
	Elite Semiconductor Memory Technology, Inc.	1,945,200	2,655,955
*	Elitegroup Computer Systems Co., Ltd.	2,554,254	930,668
	eMemory Technology, Inc.	458,000	4,307,057
#	Emerging Display Technologies Corp.	748,000	468,726
#	Ennoconn Corp.	362,378	2,344,809
#	EnTie Commercial Bank Co., Ltd.	2,292,603	1,125,158
#	Episil Holdings, Inc.	867,000	725,376
#	Episil-Precision, Inc.	183,000	315,740
#	Epistar Corp.	7,963,000	10,137,948
	Eslite Spectrum Corp. (The)	72,000	206,051
	Eson Precision Ind. Co., Ltd.	542,000	537,865
	Eternal Materials Co., Ltd.	5,467,985	4,902,793
*	Etron Technology, Inc.	2,841,000	627,850
#	Eurocharm Holdings Co., Ltd.	197,000	646,857
# *	Everest Textile Co., Ltd.	2,995,696	759,079
	Evergreen International Storage & Transport Corp.	3,856,000	1,705,199
	Everlight Chemical Industrial Corp.	3,232,606	1,523,217
	Everlight Electronics Co., Ltd.	3,000,000	3,253,719
*	Everspring Industry Co., Ltd.	921,000	244,163
#	Excellence Opto, Inc.	72,000	45,898
	Excelsior Medical Co., Ltd.	721,209	1,302,301
	EZconn Corp.	352,800	428,399
	Far Eastern Department Stores, Ltd.	7,944,000	6,141,284
	Far Eastern International Bank	16,499,659	5,872,248
#	Faraday Technology Corp.	1,080,305	1,553,109
#	Farglory F T Z Investment Holding Co., Ltd.	796,957	591,563

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co., Ltd.	2,154,000	$3,091,189
*	Federal Corp.	3,135,238	1,720,275
	Feedback Technology Corp.	247,200	417,512
	Feng Hsin Steel Co., Ltd.	3,137,100	5,484,295
	Firich Enterprises Co., Ltd.	169,000	162,438
# *	First Copper Technology Co., Ltd.	1,084,000	272,366
	First Hi-Tec Enterprise Co., Ltd.	450,205	630,158
	First Hotel	1,106,350	487,686
	First Insurance Co., Ltd. (The)	1,450,179	685,628
	First Steamship Co., Ltd.	3,513,424	1,206,596
	FIT Holding Co., Ltd.	485,456	214,378
#	FLEXium Interconnect, Inc.	2,229,087	8,022,462
	Flytech Technology Co., Ltd.	813,309	1,861,334
#	FocalTech Systems Co., Ltd.	2,021,048	2,171,590
	FOCI Fiber Optic Communications, Inc.	199,000	171,999
	Forest Water Environment Engineering Co., Ltd.	327,133	464,065
	Formosa Advanced Technologies Co., Ltd.	1,046,000	1,311,620
	Formosa International Hotels Corp.	347,329	1,638,712
#	Formosa Laboratories, Inc.	630,089	1,056,164
#	Formosa Oilseed Processing Co., Ltd.	475,567	620,570
	Formosa Optical Technology Co., Ltd.	160,000	337,587
	Formosan Rubber Group, Inc.	2,198,952	1,322,956
	Formosan Union Chemical	2,374,733	1,009,274
#	Fortune Electric Co., Ltd.	899,078	797,221
#	Founding Construction & Development Co., Ltd.	1,138,623	596,378
	Foxsemicon Integrated Technology, Inc.	415,027	2,260,576
	Froch Enterprise Co., Ltd.	1,171,189	411,252
	FSP Technology, Inc.	1,001,427	815,097
#	Fulgent Sun International Holding Co., Ltd.	716,033	2,319,637
	Fullerton Technology Co., Ltd.	668,600	414,463
#	Fulltech Fiber Glass Corp.	2,512,313	893,829
#	Fwusow Industry Co., Ltd.	867,138	544,225
	G Shank Enterprise Co., Ltd.	952,281	648,891
*	G Tech Optoelectronics Corp.	749,354	159,624
#	Gallant Precision Machining Co., Ltd.	1,027,000	631,225
	Gamania Digital Entertainment Co., Ltd.	787,000	1,388,711
#	GCS Holdings, Inc.	520,000	923,203
#	GEM Services, Inc.	391,570	742,501
# *	Gemtek Technology Corp.	2,301,219	1,593,687
#	General Interface Solution Holding, Ltd.	1,742,000	5,533,820
#	General Plastic Industrial Co., Ltd.	410,357	397,828
	Generalplus Technology, Inc.	385,000	381,287
	Genesys Logic, Inc.	538,000	599,255
	Genius Electronic Optical Co., Ltd.	278,917	4,483,157
	Genmont Biotech, Inc.	299,000	240,390
	Genovate Biotechnology Co., Ltd.	268,800	250,590
*	GeoVision, Inc.	510,096	361,129
	Getac Technology Corp.	2,713,360	4,043,184
# *	Giantplus Technology Co., Ltd.	1,722,900	543,877
	Gigabyte Technology Co., Ltd.	3,454,800	5,982,389
*	Gigasolar Materials Corp.	187,880	577,460
*	Gigastorage Corp.	1,532,522	511,297
	Ginko International Co., Ltd.	331,000	1,734,393
	Global Brands Manufacture, Ltd.	2,008,359	952,261
#	Global Lighting Technologies, Inc.	414,000	1,764,223
#	Global Mixed Mode Technology, Inc.	460,000	2,007,121
#	Global PMX Co., Ltd.	248,000	1,160,479
#	Global Unichip Corp.	540,000	4,339,253
	Globe Union Industrial Corp.	1,431,914	632,672

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gloria Material Technology Corp.	3,572,547	$1,927,838
*	GlycoNex, Inc.	258,000	126,904
# *	Gold Circuit Electronics, Ltd.	2,626,227	2,886,263
	Golden Friends Corp.	250,600	478,988
	Goldsun Building Materials Co., Ltd.	7,831,722	3,594,790
#	Good Will Instrument Co., Ltd.	369,869	295,498
#	Gourmet Master Co., Ltd.	599,000	1,923,522
	Grand Fortune Securities Co., Ltd.	1,345,000	368,017
	Grand Ocean Retail Group, Ltd.	590,000	480,364
# *	Grand Pacific Petrochemical	6,648,000	3,330,788
	Grand Plastic Technology Corp.	133,000	1,017,520
	GrandTech CG Systems, Inc.	360,750	488,881
	Grape King Bio, Ltd.	747,000	4,947,282
	Great China Metal Industry	1,112,000	791,765
	Great Taipei Gas Co., Ltd.	1,953,000	1,986,902
	Great Wall Enterprise Co., Ltd.	4,249,311	5,879,201
	Greatek Electronics, Inc.	2,003,000	3,037,970
*	Green Energy Technology, Inc.	1,570,850	3,170
#	GTM Holdings Corp.	834,150	581,838
#	Hannstar Board Corp.	2,191,934	2,911,673
#	HannStar Display Corp.	18,921,505	3,964,154
# *	HannsTouch Solution, Inc.	3,731,782	1,384,058
	Hanpin Electron Co., Ltd.	386,000	369,582
	Harvatek Corp.	1,000,949	400,047
	Hey Song Corp.	2,037,750	2,212,398
	Hi-Clearance, Inc.	154,964	544,771
	Highlight Tech Corp.	509,000	417,068
	HIM International Music, Inc.	105,710	400,079
	Hiroca Holdings, Ltd.	470,448	876,729
#	Hitron Technology, Inc.	721,557	481,621
	Ho Tung Chemical Corp.	6,469,684	1,606,458
	Hocheng Corp.	2,053,700	510,830
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	53,061
	Holiday Entertainment Co., Ltd.	559,800	1,190,647
	Holtek Semiconductor, Inc.	1,194,000	2,650,832
#	Holy Stone Enterprise Co., Ltd.	942,910	3,895,011
	Hong Pu Real Estate Development Co., Ltd.	1,525,185	1,120,072
	Hong TAI Electric Industrial	1,520,000	536,715
#	Hong YI Fiber Industry Co.	1,058,652	614,093
# *	Horizon Securities Co., Ltd.	2,884,000	576,975
#	Hota Industrial Manufacturing Co., Ltd.	1,374,932	4,320,270
	Hotron Precision Electronic Industrial Co., Ltd.	351,439	484,604
	Hsin Kuang Steel Co., Ltd.	1,806,443	1,442,028
	Hsin Yung Chien Co., Ltd.	255,505	684,346
	Hsing TA Cement Co.	488,162	287,999
#	Hu Lane Associate, Inc.	488,866	1,171,907
*	HUA ENG Wire & Cable Co., Ltd.	2,723,565	883,946
	Hua Yu Lien Development Co., Ltd.	30,000	37,796
	Huaku Development Co., Ltd.	1,648,816	5,016,607
	Huang Hsiang Construction Corp.	801,800	899,227
	Hung Ching Development & Construction Co., Ltd.	1,206,000	820,734
	Hung Sheng Construction, Ltd.	3,681,064	2,181,428
	Huxen Corp.	276,244	487,089
*	Hwa Fong Rubber Industrial Co., Ltd.	1,821,890	741,352
	Hwacom Systems, Inc.	442,000	212,563
#	Ibase Technology, Inc.	919,206	1,170,349
	IBF Financial Holdings Co., Ltd.	16,122,731	5,907,478
	Ichia Technologies, Inc.	1,948,000	874,568
*	I-Chiun Precision Industry Co., Ltd.	1,223,313	306,526

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ideal Bike Corp.	82,813	$13,352
	IEI Integration Corp.	819,832	964,863
	Infortrend Technology, Inc.	1,330,163	522,593
	Info-Tek Corp.	478,000	287,994
	Innodisk Corp.	430,121	2,672,398
	Inpaq Technology Co., Ltd.	437,950	463,140
	Insyde Software Corp.	114,000	232,573
	Intai Technology Corp.	184,000	763,980
# *	Integrated Service Technology, Inc.	595,326	900,576
	IntelliEPI, Inc.	212,000	355,809
#	International CSRC Investment Holdings Co.	5,416,363	3,817,807
#	International Games System Co., Ltd.	305,000	5,679,738
	Iron Force Industrial Co., Ltd.	324,393	996,066
	I-Sheng Electric Wire & Cable Co., Ltd.	757,000	1,112,746
	ITE Technology, Inc.	1,045,095	1,642,707
#	ITEQ Corp.	1,389,047	6,704,910
*	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	392,000	924,379
#	Jentech Precision Industrial Co., Ltd.	499,868	3,618,710
	Jess-Link Products Co., Ltd.	681,925	713,051
#	Jih Lin Technology Co., Ltd.	324,000	488,566
	Jih Sun Financial Holdings Co., Ltd.	11,572,434	3,654,495
#	Jinan Acetate Chemical Co., Ltd.	53,900	201,562
	Jinli Group Holdings, Ltd.	965,681	242,290
	JMC Electronics Co., Ltd.	208,000	389,435
	Johnson Health Tech Co., Ltd.	100,000	218,475
#	Jourdeness Group, Ltd.	190,000	520,271
#	K Laser Technology, Inc.	939,000	445,652
#	Kaimei Electronic Corp.	801,756	914,883
	Kaori Heat Treatment Co., Ltd.	499,197	1,064,581
	Kaulin Manufacturing Co., Ltd.	821,330	351,927
	KEE TAI Properties Co., Ltd.	2,771,473	906,469
	Kenda Rubber Industrial Co., Ltd.	1,604,000	1,425,193
#	Kenmec Mechanical Engineering Co., Ltd.	1,228,000	629,224
	Kerry TJ Logistics Co., Ltd.	1,425,000	1,955,116
# *	Key Ware Electronics Co., Ltd.	266,244	93,122
	Kindom Development Co., Ltd.	2,293,000	2,004,766
	King Chou Marine Technology Co., Ltd.	442,920	451,576
	King Slide Works Co., Ltd.	176,000	1,830,337
	King Yuan Electronics Co., Ltd.	6,784,979	8,133,024
	Kingpak Technology, Inc.	239,773	1,147,112
	King’s Town Bank Co., Ltd.	5,218,701	5,578,295
*	King’s Town Construction Co., Ltd.	640,074	727,312
	Kinik Co.	723,000	1,422,472
*	Kinko Optical Co., Ltd.	857,000	657,448
	Kinpo Electronics	8,447,157	3,663,871
	Kinsus Interconnect Technology Corp.	1,928,000	3,372,601
	KMC Kuei Meng International, Inc.	424,253	1,219,390
#	KNH Enterprise Co., Ltd.	589,020	607,170
	KS Terminals, Inc.	879,482	1,123,796
	Kung Long Batteries Industrial Co., Ltd.	416,000	2,025,433
# *	Kung Sing Engineering Corp.	2,500,991	763,500
	Kuo Toong International Co., Ltd.	1,783,648	1,030,540
#	Kuoyang Construction Co., Ltd.	2,888,621	2,489,103
	Kwong Fong Industries Corp.	593,691	215,305
	Kwong Lung Enterprise Co., Ltd.	454,000	623,213
#	KYE Systems Corp.	1,720,672	465,532
	L&K Engineering Co., Ltd.	1,152,048	985,145
#	La Kaffa International Co., Ltd.	106,701	532,542

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	LAN FA Textile	1,477,933	$341,801
#	Land Mark Optoelectronics Corp.	492,300	4,595,301
#	Lanner Electronics, Inc.	644,916	1,261,552
	Laser Tek Taiwan Co., Ltd.	484,504	361,351
	Laster Tech Corp., Ltd.	199,589	164,642
	Leader Electronics, Inc.	262,000	56,485
#	Lealea Enterprise Co., Ltd.	5,353,892	1,277,431
	Ledlink Optics, Inc.	251,300	197,939
#	LEE CHI Enterprises Co., Ltd.	1,287,000	320,246
#	Lelon Electronics Corp.	457,300	614,678
#	Lemtech Holdings Co., Ltd.	150,982	406,644
*	Leofoo Development Co., Ltd.	882,563	324,857
*	LES Enphants Co., Ltd.	986,754	203,101
#	Lextar Electronics Corp.	2,189,500	1,280,792
	Li Cheng Enterprise Co., Ltd.	599,184	643,144
	Li Peng Enterprise Co., Ltd.	4,888,897	999,251
#	Lian HWA Food Corp.	480,956	664,530
	Lida Holdings, Ltd.	336,400	360,731
	Lien Hwa Industrial Holdings Corp.	4,215,666	6,072,658
	Lifestyle Global Enterprise, Inc.	128,000	277,744
	Lingsen Precision Industries, Ltd.	2,607,506	866,456
	Lion Travel Service Co., Ltd.	258,000	614,569
	Lite-On Semiconductor Corp.	1,698,539	2,353,093
	Long Bon International Co., Ltd.	1,483,274	705,770
#	Longchen Paper & Packaging Co., Ltd.	5,001,993	2,228,001
#	Longwell Co.	823,000	1,711,536
	Lotes Co., Ltd.	467,923	5,208,363
*	Lotus Pharmaceutical Co., Ltd.	189,000	470,768
	Lu Hai Holding Corp.	312,024	402,092
*	Lucky Cement Corp.	1,542,000	388,192
	Lumax International Corp., Ltd.	587,592	1,276,074
	Lung Yen Life Service Corp.	1,263,000	2,369,106
*	LuxNet Corp.	660,501	420,445
	Macauto Industrial Co., Ltd.	390,000	893,274
#	Machvision, Inc.	211,000	2,361,609
#	Macroblock, Inc.	259,010	804,416
#	Makalot Industrial Co., Ltd.	1,309,010	5,573,644
#	Marketech International Corp.	227,000	560,559
#	Materials Analysis Technology, Inc.	291,041	734,213
	Mayer Steel Pipe Corp.	908,567	540,490
	Maywufa Co., Ltd.	69,322	30,299
	Mechema Chemicals International Corp.	245,000	451,833
	Meiloon Industrial Co.	734,730	517,979
	Mercuries & Associates Holding, Ltd.	2,695,696	1,981,072
*	Mercuries Life Insurance Co., Ltd.	8,263,820	2,654,973
	Merry Electronics Co., Ltd.	1,238,216	5,779,795
*	Microbio Co., Ltd.	2,741,607	1,784,735
	Microelectronics Technology, Inc.	367,655	259,612
	Mildef Crete, Inc.	340,000	537,228
*	MIN AIK Technology Co., Ltd.	1,087,452	458,945
#	Mirle Automation Corp.	1,131,098	1,267,148
	Mitac Holdings Corp.	5,541,213	5,634,705
	Mobiletron Electronics Co., Ltd.	461,800	416,658
	momo.com, Inc.	116,000	1,870,691
#	Mosel Vitelic, Inc.	278,486	227,495
*	Motech Industries, Inc.	3,561,731	645,223
	MPI Corp.	416,000	917,840
#	Nak Sealing Technologies Corp.	401,954	895,792
	Namchow Holdings Co., Ltd.	1,152,000	1,747,946

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Kang Rubber Tire Co., Ltd.	3,290,952	$4,406,048
#	Nan Liu Enterprise Co., Ltd.	265,000	1,929,793
	Nan Ren Lake Leisure Amusement Co., Ltd.	988,000	293,478
#	Nan Ya Printed Circuit Board Corp.	1,598,000	3,784,646
	Nang Kuang Pharmaceutical Co., Ltd.	355,000	536,079
	Nantex Industry Co., Ltd.	1,801,606	1,824,618
	National Aerospace Fasteners Corp.	105,000	214,253
	National Petroleum Co., Ltd.	227,824	335,047
	Netronix, Inc.	424,000	479,718
*	New Asia Construction & Development Corp.	338,835	53,323
	New Best Wire Industrial Co., Ltd.	195,600	160,520
#	New Era Electronics Co., Ltd.	312,000	154,019
	Nexcom International Co., Ltd.	707,094	528,927
	Nichidenbo Corp.	1,187,417	1,937,189
	Nien Hsing Textile Co., Ltd.	921,345	491,839
	Niko Semiconductor Co., Ltd.	357,000	439,051
	Nishoku Technology, Inc.	225,400	448,253
#	Nova Technology Corp.	70,000	355,198
	Nuvoton Technology Corp.	709,127	890,434
*	O-Bank Co., Ltd.	1,862,000	453,207
# *	Ocean Plastics Co., Ltd.	1,107,200	1,110,573
#	OK Biotech Co., Ltd.	124,000	116,902
	On-Bright Electronics, Inc.	240,052	1,834,153
#	OptoTech Corp.	2,515,804	1,805,062
	Orient Europharma Co., Ltd.	267,000	385,020
*	Orient Semiconductor Electronics, Ltd.	3,052,599	1,250,240
#	Oriental Union Chemical Corp.	4,346,267	2,452,444
	O-TA Precision Industry Co., Ltd.	282,227	401,754
	Pacific Construction Co.	1,868,921	569,271
	Pacific Hospital Supply Co., Ltd.	407,000	1,085,500
#	Paiho Shih Holdings Corp.	939,365	970,830
#	Pan Jit International, Inc.	2,159,486	1,757,645
	Pan-International Industrial Corp.	2,976,747	1,887,668
#	Panion & BF Biotech, Inc.	186,000	744,740
# *	Paragon Technologies Co., Ltd.	443,246	428,625
	Parpro Corp.	233,000	211,000
# *	PChome Online, Inc.	223,000	735,996
#	PCL Technologies, Inc.	310,810	1,160,111
	P-Duke Technology Co., Ltd.	359,950	843,670
#	Pharmally International Holding Co., Ltd.	441,605	2,405,016
*	Phihong Technology Co., Ltd.	2,234,401	547,355
#	Phoenix Tours International, Inc.	276,322	296,536
	Pixart Imaging, Inc.	849,150	4,970,220
	Planet Technology Corp.	196,000	408,991
	Plastron Precision Co., Ltd.	627,460	311,752
#	Plotech Co., Ltd.	684,000	421,238
#	Polytronics Technology Corp.	377,027	773,197
	Posiflex Technology, Inc.	152,457	466,319
#	Power Wind Health Industry, Inc.	204,524	1,145,782
	Poya International Co., Ltd.	320,098	5,349,845
	President Securities Corp.	6,142,524	2,760,211
	Primax Electronics, Ltd.	2,672,000	4,178,515
#	Prince Housing & Development Corp.	8,661,644	2,934,272
*	Princeton Technology Corp.	1,016,000	215,652
	Pro Hawk Corp.	118,000	594,208
*	Prodisc Technology, Inc.	1,707,199	0
	Promate Electronic Co., Ltd.	1,118,000	1,241,696
*	Promise Technology, Inc.	1,010,160	170,663
#	Prosperity Dielectrics Co., Ltd.	715,559	1,416,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	P-Two Industries, Inc.	46,500	$31,770
	Qisda Corp.	7,208,900	4,064,503
	QST International Corp.	398,000	612,980
	Qualipoly Chemical Corp.	626,048	548,817
#	Quang Viet Enterprise Co., Ltd.	256,000	1,080,507
#	Quanta Storage, Inc.	1,493,000	1,741,598
	Quintain Steel Co., Ltd.	1,622,823	347,585
	Radiant Opto-Electronics Corp.	1,485,000	4,873,767
	Radium Life Tech Co., Ltd.	5,311,242	1,871,418
	Rafael Microelectronics, Inc.	145,000	609,364
	Rechi Precision Co., Ltd.	2,387,181	1,366,539
#	Rexon Industrial Corp., Ltd.	519,000	1,246,931
	Rich Development Co., Ltd.	4,259,036	1,328,181
#	RichWave Technology Corp.	339,900	2,026,243
*	Right WAY Industrial Co., Ltd.	119,384	51,631
*	Ritek Corp.	8,749,924	1,466,103
# *	Roo Hsing Co., Ltd.	3,837,000	1,189,059
*	Rotam Global Agrosciences, Ltd.	497,268	241,726
	Ruentex Development Co., Ltd.	565,000	840,896
	Ruentex Engineering & Construction Co.	215,000	443,376
	Ruentex Industries, Ltd.	1,991,000	4,559,955
	Run Long Construction Co., Ltd.	57,000	112,956
*	Sagittarius Life Science Corp.	37,889	47,453
#	Samebest Co., Ltd.	168,420	372,343
	Sampo Corp.	2,372,861	1,530,593
	San Fang Chemical Industry Co., Ltd.	1,266,647	1,005,105
	San Far Property, Ltd.	540,761	299,414
	San Shing Fastech Corp.	790,875	1,232,700
	Sanitar Co., Ltd.	311,000	306,397
	Sanyang Motor Co., Ltd.	4,145,628	2,742,851
#	SCI Pharmtech, Inc.	331,395	1,482,134
#	Scientech Corp.	329,000	518,795
	SciVision Biotech, Inc.	42,000	87,467
	SDI Corp.	937,000	1,511,099
	Sea Sonic Electronics Co., Ltd.	45,000	62,283
#	Senao International Co., Ltd.	703,541	686,227
	Senao Networks, Inc.	172,000	612,842
#	Sercomm Corp.	1,583,000	3,955,662
	Sesoda Corp.	1,309,047	1,065,603
	Shan-Loong Transportation Co., Ltd.	527,000	520,681
#	Sharehope Medicine Co., Ltd.	499,612	771,591
	Sheng Yu Steel Co., Ltd.	833,980	452,251
	ShenMao Technology, Inc.	564,891	367,002
	Shieh Yih Machinery Industry Co., Ltd.	166,000	60,450
	Shih Her Technologies, Inc.	284,000	369,174
*	Shih Wei Navigation Co., Ltd.	1,334,081	261,518
#	Shihlin Electric & Engineering Corp.	1,755,000	2,488,019
	Shin Hai Gas Corp.	1,245	1,738
	Shin Zu Shing Co., Ltd.	1,003,144	4,401,834
# *	Shinih Enterprise Co., Ltd.	71,000	53,640
*	Shining Building Business Co., Ltd.	2,989,814	904,874
#	Shinkong Insurance Co., Ltd.	1,416,131	1,749,002
	Shinkong Synthetic Fibers Corp.	8,824,395	3,240,297
	Shinkong Textile Co., Ltd.	979,542	1,348,511
	Shiny Chemical Industrial Co., Ltd.	447,031	1,424,383
*	Shuttle, Inc.	2,391,152	807,712
	Sigurd Microelectronics Corp.	2,867,907	3,492,039
*	Silicon Integrated Systems Corp.	3,205,887	1,232,827
	Simplo Technology Co., Ltd.	487,800	5,066,089

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinbon Electronics Co., Ltd.	1,461,813	$7,115,506
	Sincere Navigation Corp.	2,353,139	1,163,539
	Single Well Industrial Corp.	79,224	45,935
	Sinher Technology, Inc.	332,000	435,933
	Sinmag Equipment Corp.	260,056	824,299
#	Sinon Corp.	2,943,510	1,859,261
	Sinopower Semiconductor, Inc.	41,000	118,567
	Sinphar Pharmaceutical Co., Ltd.	1,041,938	680,234
	Sinyi Realty Co.	1,539,660	1,363,474
	Sirtec International Co., Ltd.	697,600	672,135
	Sitronix Technology Corp.	720,879	3,504,877
#	Siward Crystal Technology Co., Ltd.	1,106,000	742,101
	Soft-World International Corp.	661,000	1,848,319
# *	Solar Applied Materials Technology Co.	1,849,207	1,197,349
	Solomon Technology Corp.	786,000	498,265
	Solteam, Inc.	450,034	365,137
	Song Shang Electronics Co., Ltd.	172,520	65,152
	Sonix Technology Co., Ltd.	929,000	1,429,383
	Southeast Cement Co., Ltd.	1,004,700	541,072
# *	Speed Tech Corp.	435,000	996,502
	Spirox Corp.	581,824	548,111
	Sporton International, Inc.	444,192	2,931,003
	St Shine Optical Co., Ltd.	298,000	3,474,697
#	Standard Chemical & Pharmaceutical Co., Ltd.	621,571	810,132
	Stark Technology, Inc.	657,688	1,336,406
	Sun Race Sturmey-Archer, Inc.	39,000	24,712
	Sun Yad Construction Co., Ltd.	210,000	74,082
*	Sunko INK Co., Ltd.	865,000	293,052
#	SunMax Biotechnology Co., Ltd.	89,000	200,969
	Sunny Friend Environmental Technology Co., Ltd.	402,000	3,478,306
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,335,487	1,742,938
	Sunplus Technology Co., Ltd.	3,777,000	1,334,103
	Sunrex Technology Corp.	777,612	861,813
	Sunspring Metal Corp.	652,000	468,932
	Sunty Development Co., Ltd.	42,000	18,654
	Supreme Electronics Co., Ltd.	2,495,508	2,802,754
#	Swancor Holding Co., Ltd.	505,206	1,223,470
	Sweeten Real Estate Development Co., Ltd.	730,061	495,875
#	Symtek Automation Asia Co., Ltd.	315,069	630,229
	Syncmold Enterprise Corp.	695,750	1,817,888
#	Synmosa Biopharma Corp.	731,601	558,543
	Sysage Technology Co., Ltd.	721,041	853,569
*	Sysgration	945,256	737,926
	Systex Corp.	1,183,388	3,217,870
	T3EX Global Holdings Corp.	657,117	481,499
#	TA Chen Stainless Pipe	4,962,251	4,408,561
	Ta Liang Technology Co., Ltd.	352,000	478,573
	Ta Ya Electric Wire & Cable	4,172,318	1,371,014
	Ta Yih Industrial Co., Ltd.	199,000	385,650
#	Tah Hsin Industrial Corp.	534,600	879,471
	TAI Roun Products Co., Ltd.	201,000	71,453
#	TA-I Technology Co., Ltd.	620,788	1,654,337
*	Tai Tung Communication Co., Ltd.	604,197	330,325
	Taichung Commercial Bank Co., Ltd.	18,267,514	6,997,109
	TaiDoc Technology Corp.	334,470	2,131,273
	Taiflex Scientific Co., Ltd.	1,353,340	2,103,505
#	Taimide Tech, Inc.	686,262	847,290
#	Tainan Enterprises Co., Ltd.	719,370	500,093
#	Tainan Spinning Co., Ltd.	9,436,044	2,890,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tainergy Tech Co., Ltd.	887,405	$443,694
	Tainet Communication System Corp.	66,000	110,077
#	Tai-Saw Technology Co., Ltd.	235,120	167,385
#	TaiSol Electronics Co., Ltd.	63,000	202,472
#	Taisun Enterprise Co., Ltd.	1,636,648	1,286,879
	Taita Chemical Co., Ltd.	1,397,570	460,107
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	670,935	715,933
	Taiwan Cogeneration Corp.	2,555,566	2,821,191
	Taiwan Fertilizer Co., Ltd.	183,000	282,029
	Taiwan Fire & Marine Insurance Co., Ltd.	1,376,338	913,617
#	Taiwan FU Hsing Industrial Co., Ltd.	1,131,000	1,515,190
	Taiwan Glass Industry Corp.	660,000	198,448
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,885,468	3,434,947
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,223,120	730,925
*	Taiwan Kolin Co., Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	5,338,991	1,236,847
	Taiwan Line Tek Electronic	424,306	370,626
	Taiwan Mask Corp.	197,000	194,721
	Taiwan Navigation Co., Ltd.	1,288,777	692,974
	Taiwan Optical Platform Co., Ltd.	9,547	36,594
	Taiwan Paiho, Ltd.	1,739,287	3,986,376
	Taiwan PCB Techvest Co., Ltd.	1,951,238	2,199,407
*	Taiwan Prosperity Chemical Corp.	457,000	134,180
	Taiwan Pulp & Paper Corp.	2,048,980	1,418,481
	Taiwan Sakura Corp.	1,351,803	2,138,203
	Taiwan Sanyo Electric Co., Ltd.	417,400	427,405
	Taiwan Secom Co., Ltd.	111,000	328,322
	Taiwan Semiconductor Co., Ltd.	1,622,000	2,072,423
	Taiwan Shin Kong Security Co., Ltd.	1,738,710	2,115,158
	Taiwan Steel Union Co., Ltd.	18,000	38,115
#	Taiwan Styrene Monomer	3,405,209	1,925,646
#	Taiwan Surface Mounting Technology Corp.	1,753,388	5,259,469
	Taiwan Taxi Co., Ltd.	69,740	177,714
#	Taiwan TEA Corp.	5,403,897	2,587,286
	Taiwan Union Technology Corp.	1,584,000	7,141,204
	Taiyen Biotech Co., Ltd.	670,883	700,414
*	Tatung Co., Ltd.	6,286,015	4,516,809
	Tayih Lun An Co., Ltd.	315,890	180,342
	TCI Co., Ltd.	454,746	3,473,892
	Te Chang Construction Co., Ltd.	334,206	326,933
	Tehmag Foods Corp.	145,800	1,037,002
	Ten Ren Tea Co., Ltd.	164,980	199,519
	Tera Autotech Corp.	85,000	63,925
	Test Research, Inc.	1,047,820	1,814,755
	Test-Rite International Co., Ltd.	1,866,495	1,202,487
*	Tex-Ray Industrial Co., Ltd.	803,000	289,743
#	Thinking Electronic Industrial Co., Ltd.	476,204	1,338,298
	Thye Ming Industrial Co., Ltd.	1,075,669	1,102,700
	Ton Yi Industrial Corp.	5,498,644	1,688,507
#	Tong Hsing Electronic Industries, Ltd.	1,015,963	4,123,150
	Tong Yang Industry Co., Ltd.	2,686,741	3,211,103
	Tong-Tai Machine & Tool Co., Ltd.	1,477,892	655,544
	TOPBI International Holdings, Ltd.	544,922	1,275,977
	Topco Scientific Co., Ltd.	1,164,087	4,001,777
	Topco Technologies Corp.	283,720	625,510
	Topkey Corp.	262,000	972,349
#	Topoint Technology Co., Ltd.	987,898	643,095
	Toung Loong Textile Manufacturing	632,000	571,648
*	TPK Holding Co., Ltd.	2,435,000	3,406,369

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	255,000	$361,169
	Transart Graphics Co., Ltd.	18,000	32,658
	Transcend Information, Inc.	1,147,000	2,708,822
*	TrueLight Corp.	14,100	15,793
	Tsang Yow Industrial Co., Ltd.	375,000	187,275
	Tsann Kuen Enterprise Co., Ltd.	357,686	191,154
	TSC Auto ID Technology Co., Ltd.	173,470	1,175,739
*	TSEC Corp.	2,208,432	410,719
#	TSRC Corp.	4,178,200	2,269,101
	Ttet Union Corp.	263,000	1,040,217
	TTFB Co., Ltd.	60,000	457,724
	TTY Biopharm Co., Ltd.	1,502,979	3,566,037
	Tung Ho Steel Enterprise Corp.	5,945,000	4,590,190
# *	Tung Thih Electronic Co., Ltd.	466,600	743,774
	TURVO International Co., Ltd.	395,922	781,348
	TXC Corp.	2,077,053	4,476,815
	TYC Brother Industrial Co., Ltd.	1,350,980	1,089,632
# *	Tycoons Group Enterprise	2,822,767	391,344
	Tyntek Corp.	2,041,039	870,615
	UDE Corp.	456,000	310,858
	Ultra Chip, Inc.	426,000	309,610
	U-Ming Marine Transport Corp.	3,133,000	3,098,036
# *	Union Bank Of Taiwan	9,125,311	3,266,109
#	Union Insurance Co., Ltd.	425,660	282,476
	Unitech Computer Co., Ltd.	646,804	504,040
	Unitech Printed Circuit Board Corp.	3,824,937	2,882,257
#	United Integrated Services Co., Ltd.	964,951	6,091,765
	United Orthopedic Corp.	612,935	681,726
#	United Radiant Technology	685,000	297,513
*	United Renewable Energy Co., Ltd.	16,920,108	2,967,791
*	Unity Opto Technology Co., Ltd.	2,760,500	382,468
	Univacco Technology, Inc.	32,000	25,469
	Universal Cement Corp.	2,913,433	1,716,855
#	Universal Microwave Technology, Inc.	349,534	870,487
# *	Unizyx Holding Corp.	2,042,430	1,072,726
	UPC Technology Corp.	6,664,124	2,231,099
	Userjoy Technology Co., Ltd.	240,487	765,900
	USI Corp.	6,493,156	2,700,435
*	Usun Technology Co., Ltd.	295,200	217,155
#	Utechzone Co., Ltd.	394,000	645,525
	Ve Wong Corp.	660,696	615,321
#	VHQ Media Holdings, Ltd.	118,000	344,056
	Victory New Materials, Ltd. Co.	964,832	325,407
	Visual Photonics Epitaxy Co., Ltd.	1,072,772	3,153,244
#	Vivotek, Inc.	184,704	443,521
#	Wafer Works Corp.	2,761,548	2,999,739
	Waffer Technology Corp.	780,000	286,224
	Wah Hong Industrial Corp.	144,021	113,923
	Wah Lee Industrial Corp.	1,184,000	2,152,002
	Walsin Lihwa Corp.	429,000	188,233
	Walton Advanced Engineering, Inc.	1,992,197	696,896
	Wan Hai Lines, Ltd.	662,000	373,096
	WAN HWA Enterprise Co.	721,238	284,901
# *	Ways Technical Corp., Ltd.	189,000	127,150
*	We & Win Development Co., Ltd.	161,000	52,538
	We&Win Diversification Co., Ltd.	95,000	41,356
	Wei Chuan Foods Corp.	1,918,000	1,398,263
*	Wei Mon Industry Co., Ltd.	3,075,282	0
	Weikeng Industrial Co., Ltd.	2,246,459	1,123,385

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Well Shin Technology Co., Ltd.	625,000	$937,224
#	Weltrend Semiconductor	182,000	161,964
# *	Wha Yu Industrial Co., Ltd.	301,000	139,983
	Wholetech System Hitech, Ltd.	207,000	187,367
	Winmate, Inc.	223,000	393,162
	Winstek Semiconductor Co., Ltd.	435,000	347,853
*	Wintek Corp.	5,447,000	62,848
	Wisdom Marine Lines Co., Ltd.	2,678,953	2,253,046
	Wistron NeWeb Corp.	2,044,155	4,254,799
	Wowprime Corp.	436,000	980,968
#	WT Microelectronics Co., Ltd.	1,650,450	2,124,342
#	WUS Printed Circuit Co., Ltd.	1,333,930	1,358,934
	XAC Automation Corp.	520,000	437,954
*	XinTec, Inc.	108,000	293,366
# *	X-Legend Entertainment Co., Ltd.	106,000	228,072
	XPEC Entertainment, Inc.	192,135	16,024
	Xxentria Technology Materials Corp.	899,207	1,635,217
*	Yang Ming Marine Transport Corp.	8,599,981	1,947,911
	YC INOX Co., Ltd.	2,438,388	1,947,296
#	YCC Parts Manufacturing Co., Ltd.	254,000	347,969
	Yea Shin International Development Co., Ltd.	897,076	450,065
	Yem Chio Co., Ltd.	3,180,673	1,181,950
# *	Yeong Guan Energy Technology Group Co., Ltd.	562,929	1,161,213
	YFC-Boneagle Electric Co., Ltd.	679,000	411,813
#	YFY, Inc.	9,472,212	4,050,563
	Yi Jinn Industrial Co., Ltd.	1,446,284	569,989
	Yieh Phui Enterprise Co., Ltd.	9,442,049	2,820,338
	Ying Han Technology Co., Ltd.	47,000	28,390
#	Yonyu Plastics Co., Ltd.	451,600	497,829
	Young Fast Optoelectronics Co., Ltd.	802,872	521,617
#	Young Optics, Inc.	143,000	283,435
	Youngtek Electronics Corp.	827,666	1,399,428
	Yuanta Futures Co., Ltd.	351,178	633,862
	Yulon Finance Corp.	865,928	2,907,469
#	Yulon Motor Co., Ltd.	6,157,000	3,565,599
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	439,869	1,013,373
	Yungshin Construction & Development Co., Ltd.	665,000	695,460
	YungShin Global Holding Corp.	1,304,015	1,945,528
	Yungtay Engineering Co., Ltd.	8,000	16,102
	Yusin Holding Corp.	6,721	15,180
	Zeng Hsing Industrial Co., Ltd.	381,107	1,664,376
	Zenitron Corp.	1,318,000	825,281
	Zero One Technology Co., Ltd.	764,000	846,561
#	Zig Sheng Industrial Co., Ltd.	3,361,732	862,744
	Zinwell Corp.	2,166,586	1,152,659
	Zippy Technology Corp.	822,948	988,438
#	ZongTai Real Estate Development Co., Ltd.	1,097,849	1,189,851

TOTAL TAIWAN			1,117,967,874

THAILAND — (3.3%)
	AAPICO Hitech PCL	82,700	23,388
	AAPICO Hitech PCL	966,439	273,309
	Advanced Information Technology PCL, Class F	838,500	463,890
	AEON Thana Sinsap Thailand PCL	417,400	1,696,433
	After You PCL	1,491,000	407,830
	AJ Plast PCL	1,327,588	389,803
	Allianz Ayudhya Capital PCL	195,200	220,207
	Alucon PCL	2,200	9,417
	AMA Marine PCL	518,800	61,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Amanah Leasing PCL	1,161,500	$101,234
	Amarin Printing & Publishing PCL	415,000	38,479
	Amata Corp. PCL	5,525,810	2,186,072
	Amata VN PCL, Class F	451,800	58,927
	Ananda Development PCL	10,647,900	543,008
	AP Thailand PCL	15,094,016	2,355,889
*	Asia Aviation PCL	17,911,400	1,035,213
	Asia Green Energy PCL	953,300	19,741
	Asia Plus Group Holdings PCL	10,182,300	541,294
	Asia Precision PCL	80,900	10,252
	Asia Sermkij Leasing PCL	1,115,600	572,368
	Asian Insulators PCL	12,731,600	456,457
	Asian Sea Corp. PCL	341,800	47,327
	Bangchak Corp. PCL	6,063,900	3,467,228
	Bangkok Airways PCL	5,962,500	1,087,274
	Bangkok Aviation Fuel Services PCL	1,418,846	1,034,918
	Bangkok Chain Hospital PCL	5,905,437	2,500,525
	Bangkok Insurance PCL	189,481	1,387,946
	Bangkok Land PCL	84,317,070	2,788,418
	Bangkok Life Assurance PCL	1,095,400	524,763
*	Bangkok Ranch PCL	4,403,600	288,538
*	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	890,600	161,026
	Banpu Power PCL	1,879,500	906,203
	Beauty Community PCL	11,586,700	648,182
*	BEC World PCL	7,975,948	1,222,708
	Better World Green PCL	14,328,300	177,139
	BG Container Glass PCL	143,000	42,429
	Brooker Group PCL (The)	1,909,700	21,839
	Buriram Sugar PCL	1,682,600	174,735
	Cal-Comp Electronics Thailand PCL, Class F	17,772,644	796,487
*	Central Paper Industry PCL	20	0
	Central Plaza Hotel PCL	2,661,300	1,776,668
	CH Karnchang PCL	6,742,400	3,563,438
	Charoong Thai Wire & Cable PCL, Class F	968,400	151,149
	Chularat Hospital PCL, Class F	24,975,600	1,898,933
	CIMB Thai Bank PCL	8,597,100	154,113
	CK Power PCL	6,733,000	790,771
	COL PCL	624,800	276,144
	Com7 PCL, Class F	3,219,600	2,139,434
	Communication & System Solution PCL	865,600	29,161
*	Country Group Development PCL	25,028,900	564,707
*	Country Group Holdings PCL	9,214,500	213,595
	Demco PCL	260,300	19,308
	Dhipaya Insurance PCL	2,523,300	1,739,131
	Diamond Building Products PCL	1,922,100	314,855
	Do Day Dream PCL	494,100	232,122
	Dusit Thani PCL	114,500	26,011
	Dynasty Ceramic PCL	20,207,680	949,333
	Eastern Polymer Group PCL, Class F	5,781,700	829,148
	Eastern Power Group PCL	2,357,508	252,109
	Eastern Star Real Estate PCL	1,887,300	16,916
	Eastern Water Resources Development and Management PCL, Class F	4,114,600	1,271,705
	Ekachai Medical Care PCL	637,200	97,682
	Erawan Group PCL (The)	9,153,670	871,374
	Esso Thailand PCL	5,679,400	947,883
	Forth Corp. PCL	2,454,800	413,496
	Forth Smart Service PCL	2,051,500	386,776
	Fortune Parts Industry PCL, Class F	3,017,700	190,268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	GFPT PCL	3,265,100	$1,150,429
	Global Green Chemicals PCL, Class F	2,005,200	508,195
	GMM Grammy PCL	154,160	37,879
	Grande Asset Hotels & Property PCL	1,507,800	34,951
*	Group Lease PCL	1,644,700	158,599
	Gunkul Engineering PCL	20,209,780	1,649,013
	Haad Thip PCL	419,800	238,737
	Hana Microelectronics PCL	3,932,496	3,524,722
	ICC International PCL	204,600	221,326
	Ichitan Group PCL	6,006,300	1,085,979
	Interhides PCL	763,300	51,429
	Interlink Communication PCL	1,761,500	189,461
	Interlink Telecom PCL	734,200	48,561
	Italian-Thai Development PCL	23,689,827	995,771
*	ITV PCL	2,785,600	0
	Jasmine International PCL	7,201,000	881,346
*	JCK International PCL	1,100,200	26,183
	Jubilee Enterprise PCL	272,500	123,806
	JWD Infologistics PCL	198,000	41,001
	Kang Yong Electric PCL	6,000	44,506
	Karmarts PCL	3,841,500	387,059
	KCE Electronics PCL	4,459,800	2,412,193
*	KGI Securities Thailand PCL	8,703,500	1,038,341
	Khon Kaen Sugar Industry PCL	13,041,837	790,048
	Khonburi Sugar PCL	138,500	13,698
	Kiatnakin Bank PCL	1,200,800	1,568,036
*	King Wai Group Thailand PCL	478,000	12,114
	Lalin Property PCL	194,800	24,685
	Lam Soon Thailand PCL	1,442,400	236,276
	Lanna Resources PCL	672,250	124,664
	Lee Feed Mill PCL	67,000	4,307
	LH Financial Group PCL	48,080,839	1,471,180
*	Loxley PCL	9,362,676	370,398
	LPN Development PCL	8,774,002	970,821
	Major Cineplex Group PCL	3,700,600	1,658,436
	Maybank Kim Eng Securities Thailand PCL	1,078,100	218,252
	MBK PCL	7,046,200	3,462,667
	MC Group PCL	44,900	11,171
*	MCOT PCL	2,001,100	374,182
	MCS Steel PCL	2,130,700	625,611
*	MDX PCL	310,500	16,410
	Mega Lifesciences PCL	2,354,000	2,109,906
	Millcon Steel PCL	3,497,033	57,284
	Modernform Group PCL	2,568,800	192,134
*	Mono Technology PCL, Class F	4,937,000	344,850
	More Return PCL	3,604,700	25,625
	Muang Thai Insurance PCL	61,288	160,063
	Muramoto Electron Thailand PCL	14,000	54,737
	Namyong Terminal PCL	3,644,600	419,036
	Nava Nakorn PCL	1,852,800	96,205
	Nawarat Patanakarn PCL	2,154,200	29,961
	Netbay PCL	631,400	609,836
	Noble Development PCL	560,700	237,416
	Nonthavej Hospital PCL	8,400	11,229
	Northeast Rubber PCL	141,900	9,999
*	Nusasiri PCL	2,408,400	29,775
	Origin Property PCL, Class F	4,759,850	667,894
*	Padaeng Industry PCL	389,200	53,890
	PCS Machine Group Holding PCL	1,891,200	272,384

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Plan B Media Pcl, Class F	11,250,600	$1,717,755
	Platinum Group PCL (The), Class F	3,128,900	299,786
	Polyplex Thailand PCL	2,706,750	1,171,210
	Power Solution Technologies PCL, Class F	31,106,100	336,490
*	Precious Shipping PCL	4,758,550	564,761
	Premier Marketing PCL	2,822,500	536,497
	Prima Marine PCL	4,752,700	947,455
*	Principal Capital PCL	1,316,300	117,981
	Property Perfect PCL	49,136,300	531,532
	Pruksa Holding PCL	5,003,800	1,685,718
	PTG Energy PCL	3,978,600	1,696,946
	Pylon PCL	1,907,800	247,651
	Quality Houses PCL	54,913,526	3,530,216
	Raimon Land PCL	13,342,000	202,058
	Rajthanee Hospital PCL	815,400	574,598
	Ratchthani Leasing PCL	8,687,037	1,063,226
*	Regional Container Lines PCL	2,493,600	231,210
	Rojana Industrial Park PCL	6,821,754	885,531
	RS PCL	2,107,500	723,018
	S 11 Group PCL	1,318,400	224,114
	Sabina PCL	1,072,000	573,191
	Saha Pathana Inter-Holding PCL	699,100	1,269,421
*	Sahakol Equipment PCL	2,493,800	123,322
	Sahamitr Pressure Container PCL	587,400	121,637
	Saha-Union PCL	890,100	1,011,008
*	Sahaviriya Steel Industries PCL	3,018,197	25,187
	Samart Corp. PCL	3,572,600	557,615
*	Samart Digital Public Co., Ltd.	2,800,200	12,116
	Samart Telcoms PCL	1,404,600	251,790
	Sansiri PCL	71,609,910	1,571,412
	Sappe PCL	762,900	393,770
	SC Asset Corp. PCL	13,932,015	861,197
	Scan Inter PCL, Class F	2,818,700	148,100
	SCG Ceramics PCL	3,389,328	111,040
	SEAFCO PCL	3,237,102	525,260
	Sena Development PCL	3,371,933	233,446
	Sermsang Power Corp. Co., Ltd.	1,090,900	229,273
	Siam City Cement PCL	3,400	12,558
	Siam Future Development PCL	9,507,047	1,381,027
	Siam Wellness Group PCL, Class F	2,256,000	620,566
	Siamgas & Petrochemicals PCL	5,725,000	1,450,935
	Singer Thailand PCL	355,300	60,946
	Singha Estate PCL	24,838,854	1,282,055
	Sino-Thai Engineering & Construction PCL	6,302,000	3,019,039
	SNC Former PCL	626,400	157,786
	Somboon Advance Technology PCL	2,000,337	704,801
	Southern Concrete Pile PCL	115,700	18,595
	SPCG PCL	3,043,700	1,636,853
	Sri Trang Agro-Industry PCL	5,260,208	2,113,513
*	Sriracha Construction PCL	840,700	171,492
	Srisawad Finance PCL	83,000	71,187
	Srithai Superware PCL	10,347,100	201,473
	Srivichai Vejvivat PCL	688,600	127,696
	Star Petroleum Refining PCL	10,347,100	1,870,825
	STP & I PCL	7,223,664	1,116,313
	Supalai PCL	10,051,291	4,628,782
	Super Energy Corp. PCL	89,439,400	1,603,302
	Susco PCL	3,412,900	221,514
	SVI PCL	1,693,800	128,782

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Synnex Thailand PCL	1,744,040	$334,200
	Syntec Construction PCL	7,032,800	295,615
	TAC Consumer PCL, Class F	1,991,500	231,434
	Taokaenoi Food & Marketing PCL, Class F	3,307,180	735,951
	Tapaco PCL	338,100	49,114
*	Tata Steel Thailand PCL	24,855,100	253,506
*	TCM Corp. PCL	803,300	29,297
	Thai Agro Energy PCL	1,956,100	159,608
*	Thai Airways International PCL	6,634,700	1,507,187
	Thai Central Chemical PCL	188,900	119,102
	Thai Nakarin Hospital PCL	338,300	311,062
	Thai Rayon PCL	40,200	27,459
*	Thai Reinsurance PCL	12,859,300	234,492
	Thai Rubber Latex Group PCL	218,900	5,412
	Thai Rung Union Car PCL	156,000	17,165
	Thai Solar Energy PCL, Class F	7,196,674	653,940
	Thai Stanley Electric PCL, Class F	211,800	837,905
	Thai Vegetable Oil PCL	2,936,975	2,223,950
	Thai Wacoal PCL	78,000	110,895
	Thai Wah PCL, Class F	2,788,800	287,887
	Thaicom PCL	4,331,500	508,722
	Thaifoods Group PCL	5,024,200	593,183
	Thaire Life Assurance PCL	2,720,800	253,958
	Thanachart Capital PCL	185,500	210,698
	Thitikorn PCL	1,549,000	426,089
	Thoresen Thai Agencies PCL	9,555,454	880,088
	Tipco Asphalt PCL	3,567,000	1,973,398
	TIPCO Foods PCL	1,983,982	355,651
	TKS Technologies PCL	681,450	107,414
	TMT Steel PCL	2,411,700	280,266
*	TPBI Public Co.	6,700	679
	TPC Power Holdings Co., Ltd.	1,833,500	572,349
	TPI Polene PCL	52,469,300	1,946,010
	TPI Polene Power PCL	13,795,400	1,671,394
	TQM Corp. PCL	33,200	80,807
*	TRC Construction PCL	46,202,728	142,799
	TTCL PCL	1,555,040	158,604
	TTCL PCL	1,068,171	108,947
	TTW PCL	5,143,600	2,130,250
*	U City PCL, Class F	16,368,114	672,835
	UAC Global PCL	353,200	31,658
	Union Auction PCL	1,309,900	265,178
	Unique Engineering & Construction PCL	5,036,570	957,345
	United Paper PCL	2,564,200	760,820
*	United Power of Asia PCL	2,389,900	11,818
	Univanich Palm Oil PCL	2,378,600	292,592
	Univentures PCL	5,082,900	515,281
*	Vanachai Group PCL	4,318,059	262,914
	Vibhavadi Medical Center PCL	5,992,800	305,613
	Vinythai PCL	1,819,534	1,276,570
	WHA Corp. PCL	10,828,400	917,009
	WHA Utilities and Power PCL	6,969,000	1,016,649
	Workpoint Entertainment PCL	1,529,740	482,255

TOTAL THAILAND			157,545,289

TURKEY — (1.2%)
#	Adana Cimento Sanayii TAS, Class A	371,267	512,123
# *	Afyon Cimento Sanayi TAS	311,545	119,880
	Akcansa Cimento A.S.	232,748	279,899

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Aksa Akrilik Kimya Sanayii A.S.	1,072,766	$973,429
*	Aksa Enerji Uretim A.S.	1,053,527	574,227
	Aksigorta A.S.	989,810	846,488
#	Alarko Holding A.S.	846,316	549,574
# *	Albaraka Turk Katilim Bankasi A.S.	4,148,645	754,734
	Alkim Alkali Kimya A.S.	105,524	881,427
#	Anadolu Anonim Turk Sigorta Sirketi	1,786,795	1,292,584
#	Anadolu Cam Sanayii A.S.	955,894	563,844
	Anadolu Hayat Emeklilik A.S.	653,774	602,727
	AvivaSA Emeklilik ve Hayat A.S., Class A	161,512	309,294
	Aygaz A.S.	509,099	751,660
*	Bagfas Bandirma Gubre Fabrikalari A.S.	182,634	435,523
*	Baticim Bati Anadolu Cimento Sanayii A.S.	1	1
# *	Bera Holding A.S.	2,782,485	1,541,202
# *	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	879,607	269,937
	Bizim Toptan Satis Magazalari A.S.	159,618	295,511
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	192,327	263,841
	Borusan Yatirim ve Pazarlama A.S.	20,124	181,123
#	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	343,478	461,705
*	Cimsa Cimento Sanayi VE Ticaret A.S.	431,660	480,239
	Deva Holding A.S.	83,942	194,403
#	Dogan Sirketler Grubu Holding A.S.	5,545,028	1,429,378
#	Dogus Otomotiv Servis ve Ticaret A.S.	272,399	411,872
	EGE Endustri VE Ticaret A.S.	5,700	448,404
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,385,387	945,314
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	210,418
# *	Fenerbahce Futbol A.S.	190,973	281,772
*	Global Yatirim Holding A.S.	933,742	438,551
*	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	1	2
#	Goodyear Lastikleri TAS	507,133	352,007
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	861,755	478,862
# *	GSD Holding A.S.	1,039,486	220,579
# *	Gubre Fabrikalari TAS	664,856	1,524,142
#	Hektas Ticaret TAS	1,090,122	2,123,835
# *	Ihlas Holding A.S.	3,402,242	317,501
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	179,897	250,043
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	600,536	1,055,159
# *	Is Finansal Kiralama A.S.	1,055,615	504,276
	Is Yatirim Menkul Degerler A.S., Class A	973,297	782,144
# *	Isiklar Enerji ve Yapi Holding A.S.	4,524,519	369,720
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,024,859	331,118
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,728,746	1,489,531
*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	2	0
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,074	278,679
*	Kerevitas Gida Sanayi ve Ticaret A.S.	1,707,024	1,004,010
	Kordsa Teknik Tekstil A.S.	284,493	460,690
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	974,839	1,601,136
*	Logo Yazilim Sanayi Ve Ticaret A.S.	121,960	1,291,912
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	174,839	1,038,619
# *	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	309,317
*	Migros Ticaret A.S.	349,865	1,478,436
*	MLP Saglik Hizmetleri A.S.	316,872	683,508
*	Nergis Holding A.S.	1,784	0
*	NET Holding A.S.	1,416,103	432,507
# *	Netas Telekomunikasyon A.S.	164,979	311,696
	Nuh Cimento Sanayi A.S.	442,888	639,037
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	3,675,778	945,056
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,825	872,810

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Parsan Makina Parcalari Sanayii A.S.	126,184	$264,470
# *	Pegasus Hava Tasimaciligi A.S.	274,805	2,083,444
# *	Petkim Petrokimya Holding A.S.	1,740,749	884,719
	Polisan Holding A.S.	698,330	246,905
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	0
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,480,479	1,167,238
#	Sasa Polyester Sanayi A.S.	566,919	708,842
# *	Sekerbank Turk A.S.	2,648,150	378,492
#	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,267,233	1,380,655
#	Soda Sanayii A.S.	2,283,537	1,910,602
#	Tat Gida Sanayi A.S.	435,934	476,323
	Tekfen Holding A.S.	872,803	1,781,555
#	Trakya Cam Sanayii A.S.	2,627,572	1,215,438
# *	Turcas Petrol A.S.	822,759	319,316
	Turk Traktor ve Ziraat Makineleri A.S.	71,551	584,439
*	Turkiye Halk Bankasi A.S.	123,259	91,760
# *	Turkiye Sinai Kalkinma Bankasi A.S.	8,367,261	1,234,335
*	Ulker Biskuvi Sanayi A.S.	797,820	2,708,175
*	Vestel Elektronik Sanayi ve Ticaret A.S.	395,418	744,386
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	846,657	800,537
# *	Zorlu Enerji Elektrik Uretim A.S.	1,892,606	341,970

TOTAL TURKEY			57,771,017

UNITED ARAB EMIRATES — (0.0%)
	Air Arabia PJSC	582,967	180,182
*	Amlak Finance PJSC	809,929	78,255
	Arabtec Holding PJSC	502,205	96,131
	Aramex PJSC	203,004	166,342
*	DAMAC Properties Dubai Co. PJSC	406,869	68,111
*	Deyaar Development PJSC	2,341,939	183,147
	Dubai Financial Market PJSC	473,272	94,275
	Dubai Investments PJSC	314,503	101,973
*	Eshraq Investments PJSC	408,744	32,030
	National Central Cooling Co. PJSC	37,263	21,326

TOTAL UNITED ARAB EMIRATES			1,021,772

TOTAL COMMON STOCKS			4,636,889,804

PREFERRED STOCKS — (1.1%)

BRAZIL — (1.1%)
	AES Tiete Energia SA	7,994	4,159
	Alpargatas SA	1,462,211	7,364,968
*	AZUL SA	199,682	638,935
	Banco ABC Brasil SA	672,699	1,767,754
	Banco do Estado do Rio Grande do Sul SA, Class B	1,671,292	3,854,062
	Banco Pan SA	1,846,436	1,707,934
*	Banco Pine SA	87,300	44,630
	Centrais Eletricas Santa Catarina	80,500	561,053
	Cia de Saneamento do Parana	8,278,303	7,581,226
	Cia de Transmissao de Energia Eletrica Paulista	877,578	3,135,648
	Cia Energetica de Sao Paulo, Class B	1,432,460	7,417,951
	Cia Energetica do Ceara, Class A	127,939	1,161,307
	Cia Ferro Ligas da Bahia - FERBASA	343,934	1,065,722
	Cia Paranaense de Energia	878,499	8,788,382
	Eucatex SA Industria e Comercio	196,878	173,783
*	Gol Linhas Aereas Inteligentes SA	8,548	19,492
	Grazziotin SA	12,400	56,939
	Marcopolo SA	4,335,595	2,280,255

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Randon SA Implementos e Participacoes	1,096,374	$1,713,746
	Schulz SA	78,800	120,274
	Unipar Carbocloro SA	445,003	1,914,906
	Usinas Siderurgicas de Minas Gerais SA, Class A	2,442,271	2,155,777

TOTAL BRAZIL			53,528,903

	CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	657,545	803,325

	COLOMBIA — (0.0%)
	Avianca Holdings SA	2,281,786	289,906
	Banco Davivienda SA	12,335	89,483

TOTAL COLOMBIA			379,389

TOTAL PREFERRED STOCKS			54,711,617

	RIGHTS/WARRANTS — (0.0%)

	INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	76,473	0

	TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	132,022	17,759
*	Highlight Tech Corp. Rights 05/07/20	19,282	2,918
*	Machvision, Inc. Rights 05/11/20	8,399	24,713
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	42,090	283

TOTAL TAIWAN			45,673

	THAILAND — (0.0%)
*	NER W1	28,380	211
*	PP Prime PCL	72,300	268
*	Tapaco PCL Rights 03/18/22	169,050	2,926

TOTAL THAILAND			3,405

TOTAL RIGHTS/WARRANTS			49,078

	TOTAL INVESTMENT SECURITIES (Cost $5,507,316,874)		4,691,650,499

			Value†
	SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	9,078,365	105,045,762

	TOTAL INVESTMENTS — (100.0%) (Cost $5,612,340,232)		$4,796,696,261

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$269,826,788	—	—	$269,826,788
Canada	4,166,582	—	—	4,166,582
Chile	53,305,918	—	—	53,305,918
China	66,672,385	$900,026,612	—	966,698,997
Colombia	7,247,813	—	—	7,247,813
Greece	—	23,952,535	—	23,952,535
Hong Kong	—	2,519,974	—	2,519,974
Hungary	—	5,180,849	—	5,180,849
India	1,846,506	548,442,305	—	550,288,811
Indonesia	345,799	92,685,776	—	93,031,575
Malaysia	23,585	124,335,089	—	124,358,674
Mexico	111,841,244	9,421	—	111,850,665
Philippines	—	58,882,936	—	58,882,936
Poland	—	46,514,770	—	46,514,770
Qatar	—	1,069,255	—	1,069,255
Russia	15,304,807	—	—	15,304,807
Saudi Arabia	—	4,149,187	—	4,149,187
South Africa	42,821,358	216,169,991	—	258,991,349
South Korea	1,350,776	703,891,591	—	705,242,367
Taiwan	102,671	1,117,865,203	—	1,117,967,874
Thailand	157,520,102	25,187	—	157,545,289
Turkey	—	57,771,017	—	57,771,017
United Arab Emirates	—	1,021,772	—	1,021,772
Preferred Stocks
Brazil	53,528,903	—	—	53,528,903
Chile	803,325	—	—	803,325
Colombia	379,389	—	—	379,389
Rights/Warrants
Taiwan	—	45,673	—	45,673
Thailand	—	3,405	—	3,405
Securities Lending Collateral	—	105,045,762	—	105,045,762

TOTAL	$787,087,951	$4,009,608,310	—	$4,796,696,261

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
*	Titan Cement International SA	1,390	$19,230

BRAZIL — (4.5%)
	Alliar Medicos A Frente SA	200,100	386,004
	Banco Bradesco SA, ADR	993,592	3,497,445
	Banco Bradesco SA	839,815	2,711,920
	Banco do Brasil SA	4,302,386	22,548,778
	Banco Santander Brasil SA	1,904,406	9,455,665
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	935,990
	Camil Alimentos SA	717,647	1,076,886
	Cia Brasileira de Distribuicao	765,758	9,325,014
	Cia Siderurgica Nacional SA	137,400	226,393
	Cogna Educacao	11,187,010	11,397,053
	Construtora Tenda SA	380,090	1,624,394
	Cosan SA	310,503	3,445,402
	CSU Cardsystem SA	189,200	343,057
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,022,987	2,993,016
	Direcional Engenharia SA	986,424	1,596,302
	Duratex SA	2,289,395	4,100,610
*	Embraer SA	1,042,062	1,657,595
*	Embraer SA, Sponsored ADR	853,611	5,403,358
	Enauta Participacoes SA	1,007,273	1,691,168
*	Even Construtora e Incorporadora SA	1,582,356	1,961,250
	Ez Tec Empreendimentos e Participacoes SA	963,890	5,354,844
	Fras-Le SA	22,500	16,757
	Gafisa SA, ADR	164,984	316,769
#	Gerdau SA, Sponsored ADR	6,761,483	14,537,189
	Gerdau SA	1,159,266	2,291,714
*	Helbor Empreendimentos SA	3,041,672	1,040,385
	Industrias Romi SA	212,800	436,330
	International Meal Co. Alimentacao SA, Class A	1,169,264	698,819
	Iochpe-Maxion SA	1,393,506	3,257,041
	JBS SA	4,233,288	18,558,926
	JHSF Participacoes SA	1,753,405	1,341,357
	Kepler Weber SA	7,000	34,730
*	Marisa Lojas SA	1,090,350	1,317,347
*	Mills Estruturas e Servicos de Engenharia SA	55,800	48,228
	MRV Engenharia e Participacoes SA	1,576,590	4,392,383
*	Paranapanema SA	79,099	161,024
*	Petro Rio SA	87,499	329,053
#	Petroleo Brasileiro SA 71654V101, Sponsored ADR	12,306,798	82,086,343
#	Petroleo Brasileiro SA 71654V408, Sponsored ADR	10,665,374	73,697,734
	Petroleo Brasileiro SA BRPETRACNOR9	13,010,994	44,622,931
*	Positivo Tecnologia SA	33,500	28,338
	Restoque Comercio e Confeccoes de Roupas SA	100	112
	Sao Carlos Empreendimentos e Participacoes SA	58,500	385,130
	Sao Martinho SA	29,200	102,562
	SLC Agricola SA	1,154,934	5,097,265
*	Springs Global Participacoes SA	128,800	137,613
	Sul America SA	1,348,714	11,098,945
# *	Suzano SA, Sponsored ADR	747,156	5,386,993
	T4F Entretenimento SA	180,700	62,140
*	Tecnisa SA	3,050,479	437,554
	Trisul SA	290,805	435,306
	Tupy SA	800,806	2,179,505

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA	549,500	$535,565
	Vale SA, Sponsored ADR	1,771,958	14,618,653
	Vale SA	27,820,681	229,506,936
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	745,237	1,222,441

TOTAL BRAZIL			612,152,262

CANADA — (0.0%)
#	Atlas Corp.	755,069	5,632,815

CHILE — (1.0%)
	Besalco SA	530,992	235,744
	CAP SA	903,279	4,408,746
	Cementos BIO BIO SA	665,307	537,911
	Cencosud SA	12,512,215	15,136,348
	Cia Pesquera Camanchaca SA	1,334,309	79,908
*	Cia Sud Americana de Vapores SA	35,367,945	847,238
	Cristalerias de Chile SA	264,624	1,299,507
*	Empresa Nacional de Telecomunicaciones SA	712,006	4,306,660
	Empresas CMPC SA	8,516,615	18,360,349
	Empresas COPEC SA	2,340,431	14,627,343
	Empresas Hites SA	1,895,532	324,686
*	Empresas La Polar SA	15,891,479	171,306
	Enel Americas SA, ADR	4,782,864	38,693,370
	Enel Americas SA	38,906,089	6,384,159
	Enel Chile SA, ADR	1,228,445	4,926,064
	Grupo Security SA	3,945,934	702,130
	Inversiones Aguas Metropolitanas SA	3,385,569	2,716,849
	Itau CorpBanca Chile SA	729,259,638	2,064,008
#	Latam Airlines Group SA, Sponsored ADR	563,442	2,141,080
	Latam Airlines Group SA	1,238,786	4,681,243
*	Masisa SA	32,206,091	634,170
	PAZ Corp. SA	2,060,637	1,340,191
	Ripley Corp. SA	10,652,870	3,317,459
	Salfacorp SA	2,661,259	1,147,507
	Sigdo Koppers SA	187,924	180,069
	SMU SA	449,171	75,319
	Sociedad Matriz SAAM SA	54,199,027	3,187,414
	Socovesa SA	5,314,468	1,247,617
	SONDA SA	53,757	32,514
	Vina Concha y Toro SA	1,536,816	2,420,545

TOTAL CHILE			136,227,454

CHINA — (29.3%)
	361 Degrees International, Ltd.	7,535,000	1,143,225
	AAG Energy Holdings, Ltd.	308,000	47,776
	Agile Group Holdings, Ltd.	13,074,999	14,706,344
	Agricultural Bank of China, Ltd., Class H	188,582,000	78,446,682
	Air China, Ltd., Class H	22,518,000	16,055,937
	Ajisen China Holdings, Ltd.	3,251,000	723,620
# *	Aluminum Corp. of China, Ltd., Class H	21,698,000	4,566,703
	AMVIG Holdings, Ltd.	3,169,100	605,779
	Angang Steel Co., Ltd., Class H	19,813,632	5,341,346
#	Anton Oilfield Services Group	21,022,000	1,311,743
	Asia Cement China Holdings Corp.	4,854,000	5,619,084
# *	Asian Citrus Holdings, Ltd.	4,633,000	67,232
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	5,118,510
	BAIC Motor Corp., Ltd., Class H	15,740,000	6,886,092

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc., Sponsored ADR	148,241	$14,961,964
	Bank of China, Ltd., Class H	429,401,817	163,474,449
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,634,705
	Bank of Communications Co., Ltd., Class H	51,954,574	32,923,927
	Bank of Tianjin Co., Ltd., Class H	29,000	12,040
#	Bank of Zhengzhou Co., Ltd., Class H	366,000	101,418
	Baoshan Iron & Steel Co., Ltd., Class A	1,654,056	1,133,823
*	Baoye Group Co., Ltd., Class H	1,699,120	1,015,431
#	BBMG Corp., Class H	20,114,000	5,085,177
	Beijing Capital International Airport Co., Ltd., Class H	13,988,000	9,372,236
	Beijing Capital Land, Ltd., Class H	9,430,589	2,113,900
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	20,031
	Beijing Enterprises Holdings, Ltd.	3,262,500	11,557,690
# *	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	57,515
	Beijing Enterprises Water Group, Ltd.	15,970,000	6,197,184
#	Beijing North Star Co., Ltd., Class H	7,206,000	1,750,352
*	Beijing Properties Holdings, Ltd.	456,000	6,779
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	246,000	67,226
	Best Pacific International Holdings, Ltd.	396,000	58,855
	BOE Technology Group Co., Ltd., Class A	1,469,600	771,089
	Boyaa Interactive International, Ltd.	1,548,000	141,421
	Brilliance China Automotive Holdings, Ltd.	16,650,000	15,405,205
#	BYD Electronic International Co., Ltd.	5,746,500	13,232,611
	C C Land Holdings, Ltd.	18,480,429	4,291,081
	Cabbeen Fashion, Ltd.	1,134,000	165,962
*	Capital Environment Holdings, Ltd.	12,116,000	176,511
# *	CAR, Inc.	3,563,000	1,036,837
	Carrianna Group Holdings Co., Ltd.	3,478,391	245,467
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,916
	Central China Real Estate, Ltd.	6,516,350	3,321,547
*	Century Sunshine Group Holdings, Ltd.	11,885,000	251,162
	CGN New Energy Holdings Co., Ltd.	14,816,000	3,068,342
	Changshouhua Food Co., Ltd.	95,000	30,668
	Chaowei Power Holdings, Ltd.	4,898,000	1,403,348
	Cheetah Mobile, Inc., ADR	218,633	448,198
	China Aerospace International Holdings, Ltd.	12,130,000	638,142
	China Aircraft Leasing Group Holdings, Ltd.	760,500	701,130
	China Aoyuan Group, Ltd.	5,650,000	6,638,356
*	China Beidahuang Industry Group Holdings, Ltd.	408,000	2,974
	China BlueChemical, Ltd., Class H	17,626,878	2,630,937
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,365,525
	China CITIC Bank Corp., Ltd., Class H	61,591,112	30,089,370
	China Coal Energy Co., Ltd., Class H	13,890,000	3,716,082
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,770,638
	China Communications Construction Co., Ltd., Class H	32,775,327	22,029,759
	China Communications Services Corp., Ltd., Class H	18,879,071	13,457,236
	China Construction Bank Corp., Class H	699,567,101	561,516,727
*	China Dili Group	4,137,899	923,485
	China Dongxiang Group Co., Ltd.	19,415,000	1,618,438
# *	China Eastern Airlines Corp., Ltd., ADR	5,953	117,393
# *	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,452,396
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	135,884
	China Energy Engineering Corp., Ltd., Class H	2,124,000	214,931
	China Everbright Bank Co., Ltd., Class H	18,885,000	8,013,905
#	China Everbright Greentech Ltd.	3,310,000	1,368,052
	China Everbright, Ltd.	8,999,869	13,758,761
#	China Evergrande Group	13,269,000	23,588,790
	China Financial Services Holdings, Ltd.	1,884,000	56,694

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods, Ltd.	978,000	$322,279
	China Galaxy Securities Co., Ltd., Class H	18,660,000	9,475,576
	China Glass Holdings, Ltd.	4,496,000	202,223
	China Harmony New Energy Auto Holding, Ltd.	7,047,500	3,640,665
*	China High Precision Automation Group, Ltd.	429,000	12,658
	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,197,073
	China Hongqiao Group, Ltd.	10,475,000	5,163,674
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	6,951,218
*	China Huiyuan Juice Group, Ltd.	4,269,983	386,268
#	China International Capital Corp., Ltd., Class H	6,975,600	10,712,474
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	3,025,908
#	China Jinmao Holdings Group, Ltd.	30,378,580	21,388,382
	China Lesso Group Holdings, Ltd.	9,373,000	13,431,223
	China Lilang, Ltd.	399,000	244,494
*	China Longevity Group Co., Ltd.	1,152,649	38,211
# *	China Lumena New Materials Corp.	1,315,048	0
	China Machinery Engineering Corp., Class H	7,481,000	2,052,584
	China Maple Leaf Educational Systems, Ltd.	496,000	145,814
	China Merchants Bank Co., Ltd., Class H	1,905,000	9,015,048
	China Merchants Land, Ltd.	12,682,000	2,105,855
	China Merchants Port Holdings Co., Ltd.	8,291,903	10,672,206
	China Merchants Securities Co., Ltd., Class H	343,400	376,845
# *	China Metal Recycling Holdings, Ltd.	3,259,800	0
	China Minsheng Banking Corp., Ltd., Class H	49,720,900	37,037,110
	China Mobile, Ltd.	47,016,500	377,968,321
#	China Mobile, Ltd., Sponsored ADR	1,828,857	73,099,414
*	China Modern Dairy Holdings, Ltd.	445,000	47,545
	China National Building Material Co., Ltd., Class H	39,005,250	48,723,240
#	China New Town Development Co., Ltd.	11,705,522	188,955
#	China Oil & Gas Group, Ltd.	18,900,000	594,176
	China Oilfield Services, Ltd., Class H	8,650,000	6,737,611
	China Oriental Group Co., Ltd.	13,130,000	3,968,104
	China Overseas Grand Oceans Group, Ltd.	14,626,500	9,160,617
	China Overseas Land & Investment, Ltd.	35,908,000	132,642,202
#	China Petroleum & Chemical Corp., ADR	1,019,288	50,638,218
	China Petroleum & Chemical Corp., Class H	127,149,575	63,372,955
	China Pioneer Pharma Holdings, Ltd.	324,000	52,842
*	China Properties Group, Ltd.	3,380,000	248,876
	China Railway Construction Corp., Ltd., Class H	21,729,514	23,859,158
	China Railway Group, Ltd., Class H	29,130,000	17,417,625
*	China Railway Signal & Communication Corp., Ltd., Class H	1,492,000	737,402
*	China Rare Earth Holdings, Ltd.	4,994,600	186,396
	China Reinsurance Group Corp., Class H	23,684,000	2,775,200
	China Resources Cement Holdings, Ltd.	20,380,000	27,731,143
	China Resources Land, Ltd.	27,684,000	114,395,916
	China Resources Medical Holdings Co., Ltd.	4,674,000	2,374,278
	China Resources Pharmaceutical Group, Ltd.	7,081,500	4,447,384
	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	1,231,106
	China SCE Group Holdings, Ltd.	22,450,000	9,845,019
# *	China Shengmu Organic Milk, Ltd.	729,000	20,555
	China Shenhua Energy Co., Ltd., Class H	30,249,000	53,588,758
	China Shineway Pharmaceutical Group, Ltd.	2,658,000	1,969,965
*	China Silver Group, Ltd.	9,914,000	750,172
	China South City Holdings, Ltd.	43,550,000	4,180,800
	China Southern Airlines Co., Ltd., Sponsored ADR	2,931	73,773
#	China Southern Airlines Co., Ltd., Class H	16,482,000	8,241,508
	China Starch Holdings, Ltd.	13,595,000	225,825
	China State Construction Engineering Corp., Ltd., Class A	2,959,314	2,175,152
	China State Construction International Holdings, Ltd.	11,584,000	8,981,145

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Sunshine Paper Holdings Co., Ltd.	1,513,500	$192,810
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	21,220,302
*	China Tianrui Group Cement Co., Ltd.	7,000	7,702
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	10,141,521
	China Travel International Investment Hong Kong, Ltd.	23,899,631	3,346,321
	China Unicom Hong Kong, Ltd.	1,400,000	905,425
#	China Unicom Hong Kong, Ltd., ADR	5,739,784	36,792,015
	China United Network Communications, Ltd., Class A	3,679,500	2,698,615
	China Vanke Co., Ltd., Class H	288,200	968,562
#	China Vast Industrial Urban Development Co., Ltd.	1,327,000	521,019
	China XLX Fertiliser, Ltd.	1,738,000	430,196
	China Yongda Automobiles Services Holdings, Ltd.	1,897,500	1,912,938
# *	China Yurun Food Group, Ltd.	4,336,000	336,094
#	China ZhengTong Auto Services Holdings, Ltd.	14,683,000	2,277,190
#	China Zhongwang Holdings, Ltd.	15,888,154	3,819,080
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	63,636
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,660,000	9,449,264
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	354,000	7,639
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	66,117
	CIFI Holdings Group Co., Ltd.	18,714,758	14,296,902
#	CIMC Enric Holdings, Ltd.	5,248,000	2,441,030
	CITIC Dameng Holdings, Ltd.	4,333,000	119,910
	CITIC Resources Holdings, Ltd.	15,150,000	509,663
	CITIC Securities Co., Ltd., Class H	815,000	1,561,124
#	CITIC, Ltd.	38,905,483	40,407,348
*	Citychamp Watch & Jewellery Group, Ltd.	210,000	41,422
	Clear Media, Ltd.	377,000	344,910
	CNOOC, Ltd.	135,780,000	150,121,293
1	CNOOC, Ltd., Sponsored ADR	251,574	28,269,370
# *	Cogobuy Group	713,000	75,364
#	Colour Life Services Group Co., Ltd.	2,779,000	1,316,215
	Concord New Energy Group, Ltd.	41,650,000	1,692,637
	Consun Pharmaceutical Group, Ltd.	2,094,000	1,070,559
*	Coolpad Group, Ltd.	4,560,053	99,168
	COSCO SHIPPING Development Co., Ltd., Class H	7,375,000	762,441
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	11,610,000	7,600,537
# *	COSCO SHIPPING Holdings Co., Ltd., Class H	1,038,000	299,897
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,197,111
	COSCO SHIPPING Ports, Ltd.	13,936,256	7,424,570
	Cosmo Lady China Holdings Co., Ltd.	642,000	81,776
	Country Garden Holdings Co., Ltd.	21,842,000	28,293,587
	CP Pokphand Co., Ltd.	1,398,000	120,743
#	CPMC Holdings, Ltd.	5,119,000	1,823,219
#	CRCC High-Tech Equipment Corp., Ltd., Class H	1,742,000	272,156
	CRRC Corp., Ltd., Class H	17,960,000	9,507,277
# *	CT Environmental Group, Ltd.	9,748,000	80,222
	Daqin Railway Co., Ltd., Class A	607,500	616,359
	Dawnrays Pharmaceutical Holdings, Ltd.	248,000	37,149
*	Differ Group Holding Co., Ltd.	5,778,000	362,589
	Digital China Holdings, Ltd.	1,090,000	581,659
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,187,660
	Dongfeng Motor Group Co., Ltd., Class H	16,428,000	10,896,060
	Dongyue Group, Ltd.	11,746,000	5,203,309
	E-Commodities Holdings, Ltd.	5,880,000	158,782
	Embry Holdings, Ltd.	464,000	69,588
	EVA Precision Industrial Holdings, Ltd.	3,856,000	243,865
	Everbright Securities Co., Ltd., Class H	1,371,200	846,369
*	Fang Holdings, Ltd., ADR	36,658	38,124
	Fantasia Holdings Group Co., Ltd.	17,986,015	3,469,253

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Far East Horizon, Ltd.	7,898,000	$6,393,699
	Fosun International, Ltd.	15,011,683	18,846,665
	Fufeng Group, Ltd.	11,674,000	4,001,105
# *	GCL-Poly Energy Holdings, Ltd.	147,580,000	4,200,124
	Gemdale Properties & Investment Corp., Ltd.	30,442,000	4,850,737
	Genertec Universal Medical Group Co., Ltd.	5,727,000	3,482,583
	GF Securities Co., Ltd., Class H	10,849,400	11,772,904
*	Glorious Property Holdings, Ltd.	24,004,000	466,769
	Goldlion Holdings, Ltd.	2,282,000	568,423
	Goldpac Group, Ltd.	1,240,000	247,078
# *	GOME Retail Holdings, Ltd.	74,594,000	8,659,947
*	Grand Baoxin Auto Group, Ltd.	6,540,500	777,968
#	Great Wall Motor Co., Ltd., Class H	23,461,500	15,685,334
	Greatview Aseptic Packaging Co., Ltd.	902,000	332,412
	Greenland Hong Kong Holdings, Ltd.	8,146,575	3,035,421
	Greentown China Holdings, Ltd.	7,869,091	8,503,812
#	Guangshen Railway Co., Ltd., Sponsored ADR	282,148	2,793,265
	Guangshen Railway Co., Ltd., Class H	212,000	44,856
#	Guangzhou Automobile Group Co., Ltd., Class H	17,298,000	15,521,613
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	15,418,848
	Guolian Securities Co., Ltd., Class H	171,500	55,159
	Guorui Properties, Ltd.	7,620,000	1,256,220
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	3,067,303
	Haier Smart Home Co., Ltd., Class A	419,700	905,886
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	817,518
	Haitong Securities Co., Ltd., Class H	23,562,000	21,331,155
*	Harbin Bank Co., Ltd., Class H	1,611,000	273,477
# *	Harbin Electric Co., Ltd., Class H	6,961,474	1,926,856
# *	HC Group, Inc.	2,122,500	357,601
	Hengdeli Holdings, Ltd.	14,256,000	569,604
*	Hi Sun Technology China, Ltd.	9,024,000	1,020,498
	Hilong Holding, Ltd.	6,126,000	300,582
	HKC Holdings, Ltd.	1,316,155	1,000,806
*	Honghua Group, Ltd.	15,313,000	470,447
	Honworld Group, Ltd.	1,002,500	299,282
	Hopefluent Group Holdings, Ltd.	1,624,000	336,518
	Hopson Development Holdings, Ltd.	5,282,000	5,916,060
*	Hua Han Health Industry Holdings, Ltd.	22,700,160	1,163,923
#	Hua Hong Semiconductor, Ltd.	3,867,000	7,473,434
	Huatai Securities Co., Ltd., Class H	10,102,000	16,752,951
	Huayu Automotive Systems Co., Ltd., Class A	397,862	1,132,860
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	207,934
	Huishang Bank Corp., Ltd., Class H	1,421,900	508,864
	Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	260,163,573
	Industrial Bank Co., Ltd., Class A	11,000	25,696
	Inner Mongolia Yitai Coal Co., Ltd., Class H	192,100	127,664
*	Jiangnan Group, Ltd.	14,145,000	550,120
	Jiangxi Copper Co., Ltd., Class H	7,602,000	7,395,691
	Jiayuan International Group, Ltd.	3,504,000	1,460,605
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	38,849	13,523
#	Jingrui Holdings, Ltd.	3,082,000	906,312
# *	JinkoSolar Holding Co., Ltd., ADR	616,714	9,756,415
	Joy City Property, Ltd.	16,176,000	1,296,953
*	JOYY, Inc., ADR	315,298	19,220,566
	Ju Teng International Holdings, Ltd.	6,058,249	1,545,509
	K Wah International Holdings, Ltd.	2,184,233	1,000,873
*	Kai Yuan Holdings, Ltd.	41,600,000	244,433
	Kaisa Group Holdings, Ltd.	21,930,632	8,391,060
*	Kangda International Environmental Co., Ltd.	4,530,000	469,666

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Kasen International Holdings, Ltd.	2,592,000	$416,594
	Kingboard Holdings, Ltd.	6,497,845	15,851,860
	Kingboard Laminates Holdings, Ltd.	8,703,500	8,423,210
	Kunlun Energy Co., Ltd.	32,420,000	21,121,476
	KWG Group Holdings, Ltd.	13,954,500	20,642,807
	Lai Fung Holdings, Ltd.	643,909	710,880
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	6,833,189
#	Lee’s Pharmaceutical Holdings, Ltd.	782,000	383,368
#	Legend Holdings Corp., Class H	1,945,400	2,276,571
	Leoch International Technology, Ltd.	2,305,000	147,243
	LK Technology Holdings, Ltd.	192,500	7,872
	Longfor Group Holdings, Ltd.	7,279,000	37,006,659
	Lonking Holdings, Ltd.	20,876,000	7,073,163
#	Luye Pharma Group, Ltd.	9,570,500	4,647,211
	LVGEM China Real Estate Investment Co., Ltd.	450,000	130,040
#	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	1,744,033
	Maoye International Holdings, Ltd.	7,796,000	359,905
#	Metallurgical Corp. of China, Ltd., Class H	13,359,000	2,318,542
	Min Xin Holdings, Ltd.	708,418	251,860
*	Mingfa Group International Co., Ltd.	608,000	4,415
	Minmetals Land, Ltd.	10,991,205	1,442,408
	Minth Group, Ltd.	346,000	832,000
# *	MMG, Ltd.	13,464,000	2,330,014
	MOBI Development Co., Ltd.	1,556,000	161,626
#	Modern Land China Co., Ltd.	2,977,200	407,720
*	Nature Home Holding Co., Ltd.	1,901,000	293,464
	NetDragon Websoft Holdings, Ltd.	199,500	551,718
	New China Life Insurance Co., Ltd., Class H	1,608,400	5,572,639
*	New World Department Store China, Ltd.	3,486,000	668,829
#	Nexteer Automotive Group, Ltd.	6,015,000	3,091,304
	Nine Dragons Paper Holdings, Ltd.	16,927,000	16,194,439
#	NVC International Holdings, Ltd.	5,629,000	121,395
	Orient Securities Co., Ltd., Class H	2,949,200	1,515,151
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	233,729
*	Ozner Water International Holding, Ltd.	349,000	11,785
# *	Panda Green Energy Group, Ltd.	4,182,000	87,152
*	Parkson Retail Group, Ltd.	6,028,000	298,743
	PAX Global Technology, Ltd.	5,812,000	2,477,808
	People’s Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	10,519,131
#	PetroChina Co., Ltd., ADR	102,992	3,690,203
	PetroChina Co., Ltd., Class H	176,780,000	63,497,871
	PICC Property & Casualty Co., Ltd., Class H	45,981,000	44,001,317
	Ping An Bank Co., Ltd., Class A	142,200	277,448
	Poly Culture Group Corp., Ltd., Class H	402,000	195,913
	Poly Property Group Co., Ltd.	19,929,488	6,975,426
	Postal Savings Bank of China Co., Ltd., Class H	44,883,000	26,819,944
	Pou Sheng International Holdings, Ltd.	6,314,000	1,289,832
	Powerlong Real Estate Holdings, Ltd.	13,341,000	8,148,234
*	PW Medtech Group, Ltd.	1,439,000	226,328
	Qingdao Port International Co., Ltd., Class H	1,087,000	584,927
	Qingling Motors Co., Ltd., Class H	6,374,000	1,343,397
	Qinhuangdao Port Co., Ltd., Class H	209,000	34,729
# *	Qudian, Inc., Sponsored ADR	362,937	627,881
*	Qunxing Paper Holdings Co.	5,020,071	0
	Red Star Macalline Group Corp., Ltd., Class H	1,667,543	1,059,074
*	REXLot Holdings, Ltd.	67,831,618	34,124
	Ronshine China Holdings, Ltd.	2,398,000	2,510,196
	SAIC Motor Corp, Ltd., Class A	463,760	1,227,817
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	2,872,719

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Seazen Holdings Co., Ltd. , Class A	153,900	$682,867
# *	Semiconductor Manufacturing International Corp.	19,103,698	35,856,519
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,043,691
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	568,000	300,811
	Shanghai Electric Group Co., Ltd., Class H	11,536,000	3,545,562
	Shanghai Industrial Holdings, Ltd.	3,937,918	6,699,495
	Shanghai Industrial Urban Development Group, Ltd.	21,078,918	2,077,736
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,992,000	2,842,818
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,558,000	11,543,420
	Shanghai Prime Machinery Co., Ltd., Class H	5,262,000	416,997
	Shanghai Pudong Development Bank Co., Ltd., Class A	338,900	507,386
	Shengjing Bank Co., Ltd., Class H	481,000	439,590
	Shenguan Holdings Group, Ltd.	3,610,000	151,066
	Shenwan Hongyuan Group Co., Ltd.	3,548,800	856,898
	Shenzhen International Holdings, Ltd.	5,310,000	10,262,682
	Shenzhen Investment, Ltd.	26,974,414	8,855,377
	Shimao Property Holdings, Ltd.	11,632,035	47,282,753
	Shougang Fushan Resources Group, Ltd.	21,076,594	4,203,770
	Shui On Land, Ltd.	31,958,303	5,661,849
	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	1,282,606
# *	Silver Grant International Holdings Group, Ltd.	6,324,804	868,727
*	SINA Corp.	252,489	8,526,554
	Sinofert Holdings, Ltd.	13,934,000	1,286,409
# *	Sinolink Worldwide Holdings, Ltd.	9,156,508	378,070
	Sino-Ocean Group Holding, Ltd.	26,236,602	6,833,192
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	5,236,309
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,960,260
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	365,028
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,028,000	4,894,626
	Sinopharm Group Co., Ltd., Class H	5,570,400	15,019,800
	Sinosoft Technology Group, Ltd.	375,000	49,076
#	Sinotrans, Ltd., Class H	21,760,000	5,278,385
	Sinotruk Hong Kong, Ltd.	6,565,335	13,311,489
	Skyworth Group, Ltd.	18,993,083	4,362,747
	SOHO China, Ltd.	19,201,388	9,200,822
*	SPT Energy Group, Inc.	5,248,000	221,953
*	SRE Group, Ltd.	21,316,285	76,689
	Sun King Power Electronics Group	374,000	53,457
# *	Sunshine 100 China Holdings, Ltd.	249,000	44,382
*	Tarena International, Inc., ADR	39,337	200,619
*	Taung Gold International, Ltd.	5,980,000	23,322
	TCL Electronics Holdings, Ltd.	6,562,666	2,679,251
# *	Tenwow International Holdings, Ltd.	2,993,000	27,527
#	Texhong Textile Group, Ltd.	1,897,000	1,364,565
# *	Textainer Group Holdings, Ltd.	230,376	2,059,645
	Tian An China Investment Co., Ltd.	4,076,000	1,629,506
*	Tian Ge Interactive Holdings, Ltd.	1,433,000	241,452
	Tiangong International Co., Ltd.	4,350,000	1,384,449
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,114,510
#	Tianneng Power International, Ltd.	7,140,000	6,988,252
	Time Watch Investments, Ltd.	92,000	11,076
	Tomson Group, Ltd.	3,468,526	801,410
#	Tongda Group Holdings, Ltd.	49,100,000	3,156,517
#	Top Spring International Holdings, Ltd.	146,000	22,070
	Trigiant Group, Ltd.	3,992,000	677,068
*	Trip.com Group Ltd., ADR	2,378,359	61,266,528
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
*	V1 Group, Ltd.	6,098,000	108,887
	Wasion Holdings, Ltd.	4,626,000	1,584,439

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weiqiao Textile Co., Class H	3,592,500	$748,365
	West China Cement, Ltd.	37,784,000	6,734,193
	Xiamen International Port Co., Ltd., Class H	7,708,000	687,061
	Xingda International Holdings, Ltd.	7,987,802	1,901,408
	Xingfa Aluminium Holdings, Ltd.	435,000	385,631
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,246,000	857,618
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,637,000	1,605,076
	Xinyuan Real Estate Co., Ltd., ADR	250,021	650,055
	Xtep International Holdings, Ltd.	6,855,500	2,633,301
*	Yanchang Petroleum International, Ltd.	12,800,000	64,838
	Yanzhou Coal Mining Co., Ltd., Class H	19,084,000	14,499,254
	Yip’s Chemical Holdings, Ltd.	842,000	254,869
# *	Yiren Digital, Ltd., ADR	100,705	397,785
*	Youyuan International Holdings, Ltd.	4,485,251	56,409
*	YuanShengTai Dairy Farm, Ltd.	363,000	15,039
	Yuexiu Property Co., Ltd.	66,198,786	12,586,343
	Yuzhou Properties Co., Ltd.	21,175,308	9,021,408
	Zhejiang Chint Electrics Co., Ltd., Class A	78,000	272,998
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	580,991
*	Zhong An Group, Ltd.	13,233,600	406,420
	Zhuhai Holdings Investment Group, Ltd.	2,012,000	311,232
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,941,600	7,238,995

TOTAL CHINA			3,973,557,295

COLOMBIA — (0.1%)
	Banco de Bogota SA	2,143	34,643
	Cementos Argos SA	94,431	92,904
*	Corp. Financiera Colombiana SA	30,986	201,929
	Grupo Argos SA	1,529,091	3,561,056
	Grupo de Inversiones Suramericana SA	1,629,311	8,856,472
	Grupo Nutresa SA	185,253	1,032,251
	Mineros SA	128,115	99,347

TOTAL COLOMBIA			13,878,602

CZECH REPUBLIC — (0.2%)
	CEZ A.S	1,460,186	27,147,010

GREECE — (0.1%)
*	Alpha Bank AE	4,434,035	3,237,843
	AUTOHELLAS SA	15,080	77,332
	Bank of Greece	32,956	473,889
*	Ellaktor SA	1,131,694	1,106,034
*	Eurobank Ergasias Services and Holdings SA, Class A	4,214,090	1,702,198
*	GEK Terna Holding Real Estate Construction SA	15,606	99,627
	Hellenic Petroleum SA	66,751	443,330
*	Intracom Holdings SA	449,929	244,887
*	Marfin Investment Group Holdings SA	307,686	22,457
	Mytilineos SA	221,068	1,648,486
*	National Bank of Greece SA	3,844,663	5,213,649
*	Piraeus Bank SA	1,454,308	1,941,095

TOTAL GREECE			16,210,827

HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	6,152,000	0
	Fiber Optic Center, Inc.	3,598,000	24,366
	Karce International Holdings Open	640,000	0
	Real Gold Mining, Ltd.	3,137,500	106,438

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Shougang Concord International Enterprises Co., Ltd.	10,423,683	$1,977,448

TOTAL HONG KONG			2,108,252

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas P.L.C	3,924,008	24,842,168
	Richter Gedeon Nyrt	396,807	8,479,266

TOTAL HUNGARY			33,321,434

INDIA — (12.3%)
*	5Paisa Capital, Ltd.	33,569	69,475
	Aarti Drugs, Ltd.	13,657	128,597
	ACC, Ltd.	431,661	6,663,692
	Adani Enterprises, Ltd.	1,494,589	2,757,209
	Adani Gas, Ltd.	1,752,902	2,416,239
*	Adani Green Energy, Ltd.	1,671,941	4,651,631
	Adani Ports & Special Economic Zone, Ltd.	66,956	257,568
*	Adani Power, Ltd.	2,362,845	982,656
*	Adani Transmissions, Ltd.	698,916	1,899,430
*	Aditya Birla Capital, Ltd.	2,879,031	1,900,743
	Advanced Enzyme Technologies, Ltd.	26,799	51,611
	Alembic, Ltd.	483,755	324,150
	Allcargo Logistics, Ltd.	556,101	549,863
	Amara Raja Batteries, Ltd.	4,029	30,409
	Ambuja Cements, Ltd.	5,108,578	11,592,607
*	Amtek Auto, Ltd.	941,223	6,462
	Anant Raj, Ltd.	733,265	163,800
*	Anup Engineering, Ltd.	39,212	164,491
	Apar Industries, Ltd.	130,419	536,502
	Apollo Tyres, Ltd.	3,205,400	4,073,598
*	Arvind Fashions, Ltd.	354,113	652,616
	Arvind, Ltd.	1,094,483	349,310
	Ashiana Housing, Ltd.	51,567	29,052
	Ashok Leyland, Ltd.	5,216,139	3,581,629
*	Ashoka Buildcon, Ltd.	261,846	220,250
	Astra Microwave Products, Ltd.	89,903	76,892
	Aurobindo Pharma, Ltd.	2,186,921	17,885,461
	Axis Bank, Ltd.	9,870,296	57,556,568
*	Bajaj Hindusthan Sugar, Ltd.	1,004,052	74,040
	Bajaj Holdings & Investment, Ltd.	378,528	10,213,914
	Balmer Lawrie & Co., Ltd.	841,069	1,117,448
	Balrampur Chini Mills, Ltd.	2,142,719	2,817,128
	Banco Products India, Ltd.	114,394	105,189
*	Bank of Baroda	4,804,501	3,119,659
*	Bank of Maharashtra	578,945	73,631
	BEML, Ltd.	131,933	1,019,940
	Bharat Dyanamics, Ltd.	2,665	7,622
	Bharat Electronics, Ltd.	6,481,317	6,201,681
	Bharat Forge, Ltd.	9,291	37,739
	Bharat Heavy Electricals, Ltd.	5,700,069	1,700,983
*	Bharti Airtel, Ltd.	23,172,024	157,880,995
	Birla Corp., Ltd.	210,503	1,143,208
*	Birlasoft, Ltd.	1,946,753	1,858,590
	Bodal Chemicals, Ltd.	183,430	126,750
	Borosil Renewables, Ltd.	12,105	5,969
	Brigade Enterprises, Ltd.	460,786	722,389
	BSE, Ltd.	119,329	616,331
	Cadila Healthcare, Ltd.	399,189	1,713,325
	Can Fin Homes, Ltd.	364,955	1,547,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Canara Bank	1,449,186	$1,674,838
	Capacit’e Infraprojects, Ltd.	41,710	48,030
	Ceat, Ltd.	247,555	2,627,273
	Century Textiles & Industries, Ltd.	12,794	49,231
*	CG Power and Industrial Solutions, Ltd.	4,564,410	481,840
	Chambal Fertilizers & Chemicals, Ltd.	1,446,546	2,479,209
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,545
*	Cholamandalam Financial Holdings, Ltd.	420,899	1,648,430
	Cipla, Ltd.	896,605	6,982,668
	City Union Bank, Ltd.	1,451,921	2,748,635
	Cochin Shipyard, Ltd.	26,896	88,644
*	Coffee Day Enterprises, Ltd.	161,329	40,737
	Container Corp. Of India, Ltd.	357,502	1,773,179
	Cyient, Ltd.	124,698	378,936
*	Dalmia Bharat, Ltd.	284,948	1,971,932
	DB Corp., Ltd.	142,709	141,432
	DCB Bank, Ltd.	2,240,827	2,373,804
	DCM Shriram, Ltd.	467,612	1,695,460
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	346,347	474,209
	Delta Corp., Ltd.	51,743	46,888
	Dhampur Sugar Mills, Ltd.	298,688	396,007
	Dilip Buildcon, Ltd.	108,385	368,258
*	Dish TV India, Ltd.	2,132,040	135,539
	Dishman Carbogen Amcis, Ltd.	774,411	861,715
	DLF, Ltd.	4,124,750	7,901,395
	Dr Reddy’s Laboratories, Ltd., ADR	218,303	11,174,931
	Dr Reddy’s Laboratories, Ltd.	496,386	25,676,859
	eClerx Services, Ltd.	13,413	82,385
	Edelweiss Financial Services, Ltd.	1,424,853	742,796
	EID Parry India, Ltd.	820,128	1,580,913
	EIH, Ltd.	422,487	421,278
	Engineers India, Ltd.	174,931	155,931
	Escorts, Ltd.	522,191	4,888,337
	Essel Propack, Ltd.	248,087	585,529
*	Excel Industries, Ltd.	1,169	10,162
	Exide Industries, Ltd.	280,804	585,954
	FDC, Ltd.	70,089	225,512
	Federal Bank, Ltd.	15,561,849	10,003,812
	Finolex Cables, Ltd.	517,726	1,749,847
	Finolex Industries, Ltd.	148,359	791,357
	Firstsource Solutions, Ltd.	2,233,864	1,039,110
*	Fortis Healthcare, Ltd.	2,176,214	3,639,299
*	Future Enterprises, Ltd.	1,670,681	280,995
	GAIL India, Ltd.	15,973,772	20,032,631
	Gateway Distriparks, Ltd.	389,211	472,287
	Gati, Ltd.	479,880	244,333
	General Insurance Corp. of India	111,280	204,553
*	GFL, Ltd.	292,627	330,549
	GHCL, Ltd.	412,199	573,120
	GIC Housing Finance, Ltd.	177,217	170,268
	Glenmark Pharmaceuticals, Ltd.	1,201,637	5,318,524
	Godfrey Phillips India, Ltd.	85,898	1,143,114
	Granules India, Ltd.	2,028,060	4,308,146
	Graphite India, Ltd.	20,799	57,362
	Grasim Industries, Ltd.	2,021,115	13,496,063
	Great Eastern Shipping Co., Ltd. (The)	686,106	2,135,996
*	Greaves Cotton, Ltd.	355,301	374,374
*	Greenpanel Industries, Ltd.	15,060	5,479
	Gujarat Alkalies & Chemicals, Ltd.	225,899	1,081,697

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports, Ltd.	140,066	$225,628
*	Gujarat Fluorochemicals, Ltd.	386,472	1,594,223
	Gujarat Mineral Development Corp., Ltd.	886,687	460,584
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	490,235	909,537
	Gujarat Pipavav Port, Ltd.	388,699	293,995
	Gujarat State Fertilizers & Chemicals, Ltd.	1,524,700	887,827
	Gujarat State Petronet, Ltd.	1,748,720	4,827,698
	HBL Power Systems, Ltd.	233,016	40,054
	HEG, Ltd.	12,117	127,985
	HeidelbergCement India, Ltd.	345,204	713,084
	Heritage Foods, Ltd.	2,017	7,335
	HFCL, Ltd.	6,581,209	953,340
	Hikal, Ltd.	308,027	454,242
	HIL, Ltd.	18,294	191,489
	Himadri Speciality Chemical, Ltd.	203,546	133,445
	Himatsingka Seide, Ltd.	356,004	256,110
	Hindalco Industries, Ltd.	12,678,607	21,471,752
	Hinduja Global Solutions, Ltd.	75,176	577,290
	Hopewell Tableware, Ltd.	12,105	22,535
*	Housing Development & Infrastructure, Ltd.	547,935	13,388
	ICICI Bank, Ltd., Sponsored ADR	5,868,831	57,279,789
	ICICI Bank, Ltd.	201,006	1,001,915
*	IDFC First Bank, Ltd.	12,712,483	3,650,448
	IDFC, Ltd.	8,664,604	1,666,647
*	IFCI, Ltd.	6,236,220	338,201
	IIFL Finance, Ltd.	2,447,102	2,480,219
	IIFL Securities, Ltd.	2,626,942	1,186,683
	IIFL Wealth Management, Ltd.	369,631	4,614,608
	India Cements, Ltd. (The)	2,085,811	2,852,161
	India Glycols, Ltd.	112,323	412,752
	Indiabulls Housing Finance, Ltd.	3,198,053	5,602,429
*	Indiabulls Integrated Services, Ltd.	12,975	7,451
*	Indiabulls Real Estate, Ltd.	2,821,183	2,165,571
	Indiabulls Ventures, Ltd.	23,401	32,807
*	Indian Bank	800,240	548,840
	Indian Hotels Co., Ltd. (The)	1,747,127	1,850,175
	Indian Hume Pipe Co., Ltd.	2,945	6,286
	Indo Count Industries, Ltd.	394,566	153,863
	Indoco Remedies, Ltd.	38,348	119,209
	INEOS Styrolution India, Ltd.	24,506	188,309
	Infibeam Avenues, Ltd.	3,121,697	1,842,676
	Ingersoll-Rand India, Ltd.	41,414	345,443
	Insecticides India, Ltd.	13,709	74,532
*	Intellect Design Arena, Ltd.	355,025	333,298
	IRCON International, Ltd.	11,290	12,763
	ITD Cementation India, Ltd.	187,582	93,829
	J Kumar Infraprojects, Ltd.	195,784	206,411
	Jagran Prakashan, Ltd.	489,592	269,575
	Jai Corp., Ltd.	458,345	424,525
*	Jaiprakash Associates, Ltd.	5,097,576	111,529
*	Jammu & Kashmir Bank, Ltd. (The)	2,028,154	398,369
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	2,708,594
*	Jindal Photo Imaging, Ltd.	33,247	27,848
	Jindal Poly Films, Ltd.	116,128	380,586
	Jindal Saw, Ltd.	1,432,367	1,050,901
*	Jindal Stainless Hisar, Ltd.	10,311	6,025
*	Jindal Stainless, Ltd.	258,426	106,366
*	Jindal Steel & Power, Ltd.	4,378,403	5,365,311
	JK Cement, Ltd.	204,339	3,035,564

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement, Ltd.	370,638	$978,411
	JK Paper, Ltd.	810,791	1,055,664
	JK Tyre & Industries, Ltd.	719,405	494,247
	JM Financial, Ltd.	2,953,915	2,532,147
	JMC Projects India, Ltd.	119,647	64,597
	JSW Energy, Ltd.	4,277,015	2,515,206
	JSW Steel, Ltd.	10,057,639	23,932,000
	Jubilant Life Sciences, Ltd.	1,000,613	5,309,188
	Jyothy Labs, Ltd.	26,964	41,403
	Kalpataru Power Transmission, Ltd.	662,133	2,031,640
	Kalyani Steels, Ltd.	76,266	154,691
	Karnataka Bank, Ltd. (The)	1,862,098	1,079,608
	Karur Vysya Bank, Ltd. (The)	2,954,405	1,150,446
	Kaveri Seed Co., Ltd.	83,828	414,836
	KCP, Ltd. (The)	200,110	112,672
	KEC International, Ltd.	18,601	48,138
	Kiri Industries, Ltd.	131,062	508,011
	Kirloskar Brothers, Ltd.	64,949	90,161
	Kirloskar Oil Engines, Ltd.	298,653	442,437
	KNR Constructions, Ltd.	203,640	563,764
	Kolte-Patil Developers, Ltd.	135,766	301,076
*	KPIT Technologies, Ltd.	2,056,795	1,532,684
	KPR Mill, Ltd.	40,882	250,530
	KRBL, Ltd.	120,245	306,659
	L&T Finance Holdings, Ltd.	5,715,804	4,937,101
	Lakshmi Machine Works, Ltd.	1,294	41,584
*	Lakshmi Vilas Bank, Ltd. (The)	374,225	73,330
	Larsen & Toubro, Ltd.	2,495,843	29,609,251
	Laurus Labs, Ltd.	49,400	334,245
	LG Balakrishnan & Bros, Ltd.	14,177	36,401
	LIC Housing Finance, Ltd.	3,301,993	12,351,763
	Linde India, Ltd.	55,381	393,746
	LT Foods, Ltd.	849,332	245,327
	Lupin, Ltd.	2,488,895	27,397,543
	Magma Fincorp, Ltd.	497,745	121,996
	Maharashtra Scooters, Ltd.	8,085	240,673
	Maharashtra Seamless, Ltd.	168,805	497,045
	Mahindra & Mahindra Financial Services, Ltd.	2,248,372	4,910,450
	Mahindra & Mahindra, Ltd.	6,911,956	33,428,808
*	Mahindra CIE Automotive, Ltd.	216,128	270,662
	Mahindra Lifespace Developers, Ltd.	188,633	466,562
	Maithan Alloys, Ltd.	1,776	9,243
	Majesco, Ltd.	26,238	93,848
	Manappuram Finance, Ltd.	3,901,966	6,879,900
	Mangalam Cement, Ltd.	7,882	16,160
	Marksans Pharma, Ltd.	1,741,434	462,091
	Mastek, Ltd.	87,360	294,926
*	Max India, Ltd.	489,573	397,013
	Meghmani Organics, Ltd.	1,076,781	713,396
	MOIL, Ltd.	478,127	818,003
	Motherson Sumi Systems, Ltd.	166,081	193,450
	Mphasis, Ltd.	499,677	4,944,638
	MPS, Ltd.	1,591	5,874
	MRF, Ltd.	11,043	8,797,722
	Muthoot Finance, Ltd.	933,431	10,756,553
	Natco Pharma, Ltd.	48,703	392,660
	National Aluminium Co., Ltd.	5,721,126	2,394,323
	Nava Bharat Ventures, Ltd.	683,873	342,963
	Navin Fluorine International, Ltd.	7,034	145,291

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NCC, Ltd.	5,489,994	$1,874,904
	Neuland Laboratories, Ltd.	2,923	17,170
	NIIT, Ltd.	590,477	660,197
	Nilkamal, Ltd.	54,708	771,481
	NMDC, Ltd.	179,947	190,911
	NOCIL, Ltd.	561,632	645,869
	Nucleus Software Exports, Ltd.	18,815	55,976
	Oberoi Realty, Ltd.	665,396	2,992,311
	Omaxe, Ltd.	399,851	818,143
	Orient Cement, Ltd.	677,726	365,156
	Parag Milk Foods, Ltd.	137,951	166,058
*	PC Jeweller, Ltd.	1,665,163	264,123
	Persistent Systems, Ltd.	349,620	2,195,511
	Petronet LNG, Ltd.	4,417,493	14,190,521
	Phillips Carbon Black, Ltd.	567,401	597,280
	Piramal Enterprises, Ltd.	838,139	10,700,056
	PNB Housing Finance, Ltd.	186,149	487,130
	PNC Infratech, Ltd.	321,227	529,635
	Polyplex Corp., Ltd.	101,191	587,764
	Power Finance Corp., Ltd.	7,927,065	10,018,787
	Power Mech Projects, Ltd.	22,886	114,910
*	Prabhat Dairy, Ltd.	20,225	17,965
	Praj Industries, Ltd.	92,329	74,997
	Prakash Industries, Ltd.	617,926	260,864
	Prestige Estates Projects, Ltd.	647,281	1,477,558
*	Procter & Gamble Health, Ltd.	43,481	2,472,917
	PTC India Financial Services, Ltd.	2,402,212	303,662
	PTC India, Ltd.	2,164,859	1,144,082
*	Punjab National Bank	7,552,412	3,228,507
*	Quess Corp., Ltd.	37,802	105,115
	Quick Heal Technologies, Ltd.	60,811	94,859
	Rain Industries Ltd.	972,991	908,672
	Rajesh Exports, Ltd.	651,590	5,350,735
	Rallis India, Ltd.	459,722	1,294,497
	Ramco Industries, Ltd.	121,800	211,102
	Ramkrishna Forgings, Ltd.	23,959	59,212
	Rashtriya Chemicals & Fertilizers, Ltd.	1,460,777	757,020
	Ratnamani Metals & Tubes, Ltd.	3,836	46,557
	Raymond, Ltd.	373,351	1,189,853
	RBL Bank, Ltd.	322,994	556,061
	REC, Ltd.	8,572,321	10,810,814
	Redington India, Ltd.	2,544,171	2,514,537
	Reliance Industries, Ltd., GDR	16,375	621,375
	Reliance Industries, Ltd.	29,368,007	570,223,509
*	Reliance Power, Ltd.	6,756,689	205,590
	Repco Home Finance, Ltd.	378,314	632,968
	Sadbhav Engineering, Ltd.	65,085	40,136
*	Sanghi Industries, Ltd.	55,354	13,814
	Sasken Technologies, Ltd.	11,679	63,171
*	Satin Creditcare Network, Ltd.	3,903	3,148
	Sequent Scientific, Ltd.	521,810	522,042
	Seshasayee Paper & Boards, Ltd.	59,795	104,978
	Sharda Cropchem, Ltd.	28,099	54,797
	Shilpa Medicare, Ltd.	4,373	20,930
*	Shipping Corp. of India, Ltd.	1,241,522	720,372
	Shriram City Union Finance, Ltd.	27,860	270,334
	Shriram Transport Finance Co., Ltd.	1,393,839	14,462,268
	SML ISUZU, Ltd.	13,893	71,379
	Sobha, Ltd.	588,110	1,566,229

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Somany Ceramics, Ltd.	18,040	$25,984
*	Somany Home Innovation, Ltd.	460,561	451,761
	South Indian Bank, Ltd. (The)	9,284,141	724,605
	Srei Infrastructure Finance, Ltd.	629,088	32,448
	SRF, Ltd.	138,027	6,764,637
	Srikalahasthi Pipes, Ltd.	69,809	137,019
	Star Cement, Ltd.	103,512	107,337
*	State Bank of India	7,898,406	19,735,071
	Steel Authority of India, Ltd.	5,836,334	2,432,278
	Strides Pharma Science, Ltd.	572,425	3,274,685
	Sun Pharmaceutical Industries, Ltd.	4,354,569	26,646,877
	Sun TV Network, Ltd.	89,286	453,987
	Sunteck Realty, Ltd.	290,750	762,850
	Surya Roshni, Ltd.	117,606	140,757
	TAKE Solutions, Ltd.	583,259	449,867
	Tata Chemicals, Ltd.	761,327	2,846,311
	Tata Consumer Products, Ltd.	3,539,027	16,449,807
	Tata Metaliks, Ltd.	1,879	11,818
*	Tata Motors, Ltd.	19,168,445	23,334,764
	Tata Steel, Ltd.	3,972,349	15,387,284
	Tech Mahindra, Ltd.	512,811	3,686,153
*	Techno Electric & Engineering Co., Ltd.	51,972	146,581
	Tejas Networks, Ltd.	116,831	57,798
*	Teledata Marine Solutions, Ltd.	267,258	0
	Texmaco Rail & Engineering, Ltd.	492,982	167,057
	Thirumalai Chemicals, Ltd.	138,434	82,979
	Thomas Cook India, Ltd.	95,989	34,192
	Tide Water Oil Co India, Ltd.	2,390	114,212
	Time Technoplast, Ltd.	861,579	391,066
	Tinplate Co. of India, Ltd. (The)	306,109	348,848
	Tourism Finance Corp. of India, Ltd.	31,946	14,183
	Transport Corp. of India, Ltd.	158,123	356,869
	Trident, Ltd.	8,544,349	550,539
	Triveni Engineering & Industries, Ltd.	585,582	290,095
	Tube Investments of India, Ltd.	391,526	1,935,318
	TV Today Network, Ltd.	29,230	75,858
*	TV18 Broadcast, Ltd.	4,881,298	1,259,848
	TVS Srichakra, Ltd.	1,968	27,199
*	UCO Bank	1,814,473	307,778
	Uflex, Ltd.	305,760	743,636
	Unichem Laboratories, Ltd.	253,069	499,924
*	Union Bank of India	1,643,857	591,322
*	Usha Martin, Ltd.	368,127	75,937
*	VA Tech Wabag, Ltd.	189,665	324,144
	Vardhman Textiles, Ltd.	201,907	1,730,005
	Vedanta, Ltd.	18,421,626	21,293,415
#	Vedanta, Ltd., ADR	739,621	3,343,089
	Venky’s India, Ltd.	538	7,799
	Vindhya Telelinks, Ltd.	23,536	193,559
*	Vodafone Idea, Ltd.	69,135,814	3,829,282
	Welspun Corp., Ltd.	996,860	839,227
	Welspun Enterprises, Ltd.	683,531	473,379
	Welspun India, Ltd.	1,919,926	667,718
	West Coast Paper Mills, Ltd.	202,821	380,178
	Wipro, Ltd.	9,688,471	24,623,319
*	Wockhardt, Ltd.	369,382	1,249,337
	Yes Bank, Ltd.	19,922,354	7,388,475
	Zee Entertainment Enterprises, Ltd.	158,265	332,220

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zensar Technologies, Ltd.	753,948	$842,417

TOTAL INDIA			1,668,881,466

INDONESIA — (1.8%)
	Adaro Energy Tbk PT	159,238,300	9,758,228
	Adhi Karya Persero Tbk PT	19,257,200	707,339
*	Adi Sarana Armada Tbk PT	717,700	17,906
*	Agung Podomoro Land Tbk PT	29,697,900	207,343
	AKR Corporindo Tbk PT	563,800	90,357
*	Alam Sutera Realty Tbk PT	150,252,300	1,181,417
	Aneka Tambang Tbk	63,564,277	2,172,135
	Asahimas Flat Glass Tbk PT	3,673,600	715,461
	Astra Agro Lestari Tbk PT	4,570,267	1,860,602
	Astra International Tbk PT	13,165,400	3,367,266
*	Astrindo Nusantara Infrastructure Tbk PT	97,379,100	327,325
*	Bakrie Telecom Tbk PT	160,430,200	101,111
*	Bank Bukopin Tbk.	49,146,933	391,999
	Bank Danamon Indonesia Tbk PT	25,058,254	4,162,763
	Bank Mandiri Persero Tbk PT	140,795,562	41,853,054
	Bank Negara Indonesia Persero Tbk PT	58,233,041	15,891,532
*	Bank Pan Indonesia Tbk PT	91,864,201	4,604,613
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	28,021,700	1,508,371
	Bank Pembangunan Daerah Jawa Timur Tbk PT	35,095,800	1,320,535
*	Bank Permata Tbk PT	23,162,000	1,913,999
	Bank Tabungan Negara Persero Tbk PT	31,944,827	1,881,280
*	Barito Pacific Tbk PT	123,959,400	12,002,696
	Bekasi Fajar Industrial Estate Tbk PT	40,096,300	307,934
	BISI International Tbk PT	13,874,700	846,464
	Blue Bird Tbk PT	241,300	15,729
*	Buana Lintas Lautan Tbk PT	29,766,000	354,306
	Bukit Asam Tbk PT	22,735,900	2,846,190
*	Bumi Serpong Damai Tbk PT	62,852,100	2,956,957
	Ciputra Development Tbk PT	120,367,678	4,339,120
*	City Retail Developments Tbk PT	1,000,000	9,929
	Davomas Abadi Tbk PT	54,906,800	0
*	Delta Dunia Makmur Tbk PT	46,787,500	421,934
*	Eagle High Plantations Tbk PT	73,418,400	391,985
	Elnusa Tbk PT	36,504,200	477,461
	Erajaya Swasembada Tbk PT	15,429,800	1,290,728
*	Gajah Tunggal Tbk PT	23,257,400	524,710
*	Garuda Indonesia Persero Tbk PT	39,974,481	503,177
*	Global Mediacom Tbk PT	76,099,000	1,057,823
*	Hanson International Tbk PT	37,319,300	125,443
	Harum Energy Tbk PT	5,694,600	479,210
	Hexindo Adiperkasa Tbk PT	646,644	112,665
	Indah Kiat Pulp & Paper Corp. Tbk PT	32,094,000	11,846,931
	Indika Energy Tbk PT	17,878,100	943,539
	Indo Tambangraya Megah Tbk PT	4,320,500	2,082,768
	Indofood Sukses Makmur Tbk PT	50,994,500	22,249,588
	Indomobil Sukses Internasional Tbk PT	977,200	28,653
	Indo-Rama Synthetics Tbk PT	180,100	25,273
	Intiland Development Tbk PT	77,874,200	1,162,305
	Japfa Comfeed Indonesia Tbk PT	39,345,050	2,560,826
	Jaya Real Property Tbk PT	88,929,600	2,411,344
*	Kawasan Industri Jababeka Tbk PT	241,108,556	2,120,162
	KMI Wire & Cable Tbk PT	17,602,400	470,681
*	Krakatau Steel Persero Tbk PT	5,127,500	59,115
*	Lippo Cikarang Tbk PT	17,077,810	795,551
*	Lippo Karawaci Tbk PT	495,154,662	5,333,614

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Malindo Feedmill Tbk PT	11,643,300	$441,583
*	Medco Energi Internasional Tbk PT	60,112,466	1,810,221
	Media Nusantara Citra Tbk PT	49,506,200	3,019,097
	Metrodata Electronics Tbk PT	7,850,850	640,435
*	MNC Investama Tbk PT	273,745,600	918,363
*	Modernland Realty Tbk PT	89,134,400	470,056
*	Multipolar Tbk PT	11,055,200	36,982
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,315,100	1,102,826
	Pan Brothers Tbk PT	38,494,550	374,212
*	Panin Financial Tbk PT	134,688,300	1,637,497
*	Paninvest Tbk PT	20,293,400	1,005,519
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,198,084	1,429,214
	PP Persero Tbk PT	32,632,700	1,451,402
	PP Properti Tbk PT	24,269,200	81,377
	Ramayana Lestari Sentosa Tbk PT	18,763,600	722,309
*	Salim Ivomas Pratama Tbk PT	31,844,900	454,554
*	Sampoerna Agro Tbk PT	11,192,141	1,873,064
	Selamat Sempurna Tbk PT	2,625,400	218,652
	Semen Indonesia Persero Tbk PT	18,282,100	9,704,388
*	Sentul City Tbk PT	185,303,900	621,099
*	Siloam International Hospitals Tbk PT	1,781,100	624,820
	Sinar Mas Agro Resources & Technology Tbk PT	7,450,300	1,465,032
	Sri Rejeki Isman Tbk PT	131,007,600	1,413,111
	Summarecon Agung Tbk PT	5,342,900	158,067
*	Surya Esa Perkasa Tbk PT	13,264,400	132,791
	Surya Semesta Internusa Tbk PT	46,704,200	953,004
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	75,772
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	88,363
	Timah Tbk PT	28,539,960	886,373
	Tiphone Mobile Indonesia Tbk PT	6,628,800	53,660
*	Trada Alam Minera Tbk PT	188,544,700	633,764
	Trias Sentosa Tbk PT	336,500	8,338
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	27,250,700	968,415
	Tunas Ridean Tbk PT	33,745,000	2,775,095
	Ultrajaya Milk Industry & Trading Co. Tbk PT	8,918,800	826,701
	Unggul Indah Cahaya Tbk PT	288,335	60,438
	United Tractors Tbk PT	17,800,700	19,414,787
*	Vale Indonesia Tbk PT	16,337,500	2,795,718
	Waskita Beton Precast Tbk PT	101,825,400	1,002,424
	Waskita Karya Persero Tbk PT	39,682,200	1,603,576
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	72,385
	Wijaya Karya Beton Tbk PT	32,986,300	520,898
	Wijaya Karya Persero Tbk PT	33,674,800	2,129,538
*	XL Axiata Tbk PT	38,668,100	6,552,865

TOTAL INDONESIA			248,418,232

MALAYSIA — (2.3%)
	Aeon Co. M Bhd	2,308,900	603,623
*	AFFIN Bank Bhd	9,669,218	3,411,239
#	AirAsia Group Bhd	17,029,500	3,199,399
*	AirAsia X Bhd	249,200	6,295
	Alliance Bank Malaysia Bhd	11,291,700	5,102,732
	Allianz Malaysia Bhd	84,800	275,842
	AMMB Holdings Bhd	18,008,862	12,439,048
	Ann Joo Resources Bhd	932,600	153,524
	APM Automotive Holdings Bhd	341,800	134,458
	Batu Kawan Bhd	1,849,250	5,494,583

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Berjaya Assets Bhd	604,700	$39,377
*	Berjaya Corp. Bhd	32,706,678	1,477,969
# *	Berjaya Land Bhd	9,490,900	418,237
	BIMB Holdings Bhd	1,122,607	824,751
*	Boustead Holdings Bhd	8,193,791	864,986
#	Boustead Plantations Bhd	3,159,100	207,827
# *	Bumi Armada Bhd	26,486,000	1,013,896
	Cahya Mata Sarawak Bhd	1,105,000	352,529
	Can-One Bhd	297,600	174,073
#	CB Industrial Product Holding Bhd	1,536,600	289,003
	Chin Teck Plantations BHD	305,100	396,654
	CIMB Group Holdings Bhd	48,564,482	38,831,189
*	Coastal Contracts Bhd	1,558,000	240,516
	CSC Steel Holdings Bhd	821,256	146,605
	Cypark Resources Bhd	822,350	177,001
	Dagang NeXchange Bhd	404,500	14,884
	DRB-Hicom Bhd	8,763,900	2,855,228
	Eastern & Oriental Bhd	7,484,313	740,670
*	Eco World Development Group Bhd	5,003,200	472,393
#	Ekovest BHD	12,731,400	1,433,215
	Engtex Group Bhd	679,800	89,483
	Evergreen Fibreboard Bhd	1,873,915	67,279
	FAR East Holdings BHD	57,360	28,854
# *	FGV Holdings Bhd	13,988,900	2,744,746
#	Gabungan AQRS Bhd	3,269,474	659,274
	Gadang Holdings Bhd	4,666,200	436,912
	Gamuda Bhd	12,313,733	9,178,259
#	Genting Bhd	17,135,000	16,571,597
	Genting Malaysia Bhd	18,442,500	10,137,212
#	George Kent Malaysia Bhd	3,116,100	492,405
	Glomac Bhd	2,406,390	169,976
	GuocoLand Malaysia Bhd	1,758,800	240,385
	HAP Seng Consolidated Bhd	2,699,582	4,602,834
	Hap Seng Plantations Holdings Bhd	1,939,900	620,486
# *	Hengyuan Refining Co. Bhd	1,154,900	833,170
	HeveaBoard Bhd	2,153,300	183,583
	Hiap Teck Venture Bhd	8,346,100	316,630
#	Hong Leong Financial Group Bhd	2,746,934	8,366,189
	Hong Leong Industries Bhd	129,100	245,774
	IGB Bhd	2,558,908	1,468,836
	IJM Corp. Bhd	24,631,418	9,471,118
#	Insas Bhd	3,851,600	545,631
#	IOI Properties Group Bhd	8,061,625	1,901,876
*	Iris Corp. Bhd	12,096,400	305,679
# *	Iskandar Waterfront City Bhd	1,951,300	226,293
# *	JAKS Resources Bhd	3,841,300	920,556
*	Jaya Tiasa Holdings Bhd	4,413,433	489,270
	Keck Seng Malaysia Bhd	2,149,000	1,822,208
	Kenanga Investment Bank Bhd	1,098,687	115,751
# *	KNM Group Bhd	20,095,890	627,543
# *	KSL Holdings Bhd	5,182,751	672,273
	Kumpulan Fima BHD	825,100	237,306
	Land & General Bhd	19,336,420	444,198
*	Landmarks Bhd	1,729,008	107,743
	LBS Bina Group Bhd	6,907,080	574,995
	Lotte Chemical Titan Holding Bhd	856,500	336,210
	Magnum Bhd	5,994,500	3,059,163
#	Mah Sing Group Bhd	11,750,062	1,182,450
	Malayan Banking Bhd	14,744,471	25,877,383

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malayan Flour Mills Bhd	6,329,375	$817,383
	Malaysia Airports Holdings Bhd	476,154	578,900
	Malaysia Building Society Bhd	15,332,591	2,255,460
*	Malaysia Marine and Heavy Engineering Holdings Bhd	1,088,700	119,952
*	Malaysian Bulk Carriers Bhd	1,604,625	131,646
	Malaysian Pacific Industries Bhd	177,675	448,281
#	Malaysian Resources Corp. Bhd	20,654,800	2,309,476
	Malton Bhd	2,332,400	209,720
	Matrix Concepts Holdings Bhd	794,700	309,686
	MBM Resources BHD	1,407,303	948,792
*	Media Prima Bhd	1,568,700	55,985
	Mega First Corp. Bhd	1,149,200	1,328,223
#	MISC Bhd	7,575,304	13,813,246
	MKH Bhd	3,789,378	894,300
#	MMC Corp. Bhd	4,725,280	754,266
	MNRB Holdings Bhd	3,527,979	593,320
*	MPHB Capital Bhd	178,400	29,500
	Muda Holdings Bhd	1,439,500	425,482
	Muhibbah Engineering M Bhd	3,732,300	892,468
*	Mulpha International Bhd	1,488,160	502,665
*	OCK Group Bhd	131,800	15,666
	Oriental Holdings BHD	3,046,279	3,554,607
	OSK Holdings Bhd	10,477,606	1,895,962
	Panasonic Manufacturing Malaysia Bhd	151,680	1,107,535
	Pantech Group Holdings Bhd	3,482,272	310,391
	Paramount Corp. Bhd	2,453,655	409,046
	Petron Malaysia Refining & Marketing Bhd	247,800	230,031
#	Pos Malaysia Bhd	1,980,500	397,802
	PPB Group Bhd	3,525,139	13,437,742
	RHB Bank Bhd	13,176,700	14,500,882
#	Sapura Energy Bhd	39,709,700	778,402
#	Sarawak Oil Palms Bhd	694,467	387,701
	Shangri-La Hotels Malaysia Bhd	410,000	432,581
	Sime Darby Bhd	21,654,600	10,030,562
	Sime Darby Property Bhd	7,330,900	1,104,078
#	SP Setia Bhd Group	9,325,073	1,747,827
*	Sumatec Resources Bhd	2,855,100	2,523
	Sunway Bhd	12,332,186	4,478,952
	Suria Capital Holdings Bhd	989,280	219,405
	Ta Ann Holdings Bhd	2,489,526	1,289,354
	TA Enterprise Bhd	14,909,300	1,726,012
#	TA Global Bhd	12,359,880	688,592
	Tan Chong Motor Holdings Bhd	2,329,800	571,595
	TIME dotCom Bhd	1,736,080	3,947,199
*	Tropicana Corp. Bhd	6,550,310	1,219,844
	Tune Protect Group Bhd	2,001,800	164,294
	UEM Edgenta Bhd	1,204,400	707,126
# *	UEM Sunrise Bhd	17,253,445	1,705,363
	United Malacca Bhd	941,000	961,796
	UOA Development Bhd	8,795,900	3,408,835
*	Velesto Energy Bhd	18,780,227	633,304
*	Vivocom International Holdings Bhd	3,725,667	17,329
*	Vizione Holdings Bhd	1,658,571	135,766
	VS Industry Bhd	14,058,500	3,000,025
	Wah Seong Corp. Bhd	2,371,280	340,934
# *	WCT Holdings Bhd	8,925,218	1,039,427
	WTK Holdings Bhd	522,800	40,474
	Yinson Holdings Bhd	91,900	110,515
*	YNH Property Bhd	3,700,950	2,152,375

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	YTL Corp. Bhd	54,490,411	$9,652,507

TOTAL MALAYSIA			304,136,388

MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V	21,226	16,482
#	Alfa S.A.B. de C.V., Class A	30,277,813	12,399,569
#	Alpek S.A.B. de C.V	4,106,213	1,942,277
#	Arca Continental S.A.B. de C.V	2,017,493	7,756,562
#	Banco del Bajio SA	1,357,098	1,069,867
	Becle S.A.B. de C.V	844,717	1,288,753
*	Bio Pappel S.A.B. de C.V	287,567	166,925
	Cemex S.A.B. de C.V	8,135,155	1,721,476
	Cemex S.A.B. de C.V., Sponsored ADR	6,811,714	14,440,833
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	73,690	3,044,134
	Coca-Cola Femsa S.A.B. de C.V	1,044,400	4,179,593
#	Consorcio ARA S.A.B. de C.V	6,650,124	825,023
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	444,451
	Corp. Actinver S.A.B. de C.V	89,268	34,446
	Corpovael S.A. de C.V	800	149
	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	861,947
	Cydsa S.A.B. de C.V	5,874	4,926
	Dine S.A.B. de C.V	1,027,267	434,972
#	El Puerto de Liverpool S.A.B. de C.V	827,672	2,089,356
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	185,791	11,951,935
*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,374,703	1,095,154
	Gentera S.A.B. de C.V	1,801,797	724,427
# *	Grupo Aeromexico S.A.B. de C.V	1,738,079	674,289
#	Grupo Carso S.A.B. de C.V	4,845,243	9,625,751
#	Grupo Cementos de Chihuahua S.A.B. de C.V	1,548,702	4,488,479
#	Grupo Comercial Chedraui S.A. de C.V	3,240,040	3,860,999
	Grupo Elektra S.A.B. de C.V	237,103	13,546,775
*	Grupo Famsa S.A.B. de C.V., Class A	1,359,261	132,537
	Grupo Financiero Banorte S.A.B. de C.V., Class O	16,350,196	44,761,046
#	Grupo Financiero Inbursa S.A.B. de C.V., Class O	14,182,748	8,468,103
# *	Grupo Gigante S.A.B. de C.V	471,076	478,875
#	Grupo Herdez S.A.B. de C.V	603,460	750,913
	Grupo Industrial Saltillo S.A.B. de C.V	1,352,696	968,456
	Grupo KUO S.A.B. de C.V	2,015,792	3,997,961
#	Grupo Mexico S.A.B. de C.V., Class B	35,010,363	74,448,409
*	Grupo Pochteca S.A.B. de C.V	67,810	15,362
*	Grupo Posadas S.A.B. de C.V	328,713	325,972
*	Grupo Qumma S.A. de C.V	5,301	0
#	Grupo Rotoplas S.A.B. de C.V	185,552	104,782
	Grupo Sanborns S.A.B. de C.V	1,389,018	1,325,564
#	Grupo Simec S.A.B. de C.V., Class B	874,943	1,831,859
*	Grupo Sports World S.A.B. de C.V	293,561	186,970
	Grupo Televisa S.A.B., Sponsored ADR	680,759	3,642,061
	Grupo Televisa S.A.B	2,296,479	2,432,642
# *	Hoteles City Express S.A.B. de C.V	399,511	119,351
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	28,195	983,442
	Industrias Bachoco S.A.B. de C.V., Class B	1,450,638	4,235,567
	Industrias CH S.A.B. de C.V	1,907,677	6,332,275
	Industrias Penoles S.A.B. de C.V	526,545	4,030,852
# *	La Comer S.A.B. de C.V	4,562,784	4,767,059
*	Medica Sur S.A.B. de C.V	1,000	537
# *	Minera Frisco S.A.B. de C.V	3,406,833	254,442
# *	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	684,030
#	Nemak S.A.B. de C.V	3,783,340	698,555
#	Orbia Advance Corp. S.A.B. de C.V	10,283,637	12,233,180

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Organizacion Cultiba S.A.B. de C.V	157,421	$71,849
	Organizacion Soriana S.A.B. de C.V., Class B	14,027,227	10,406,490
#	Promotora y Operadora de Infraestructura S.A.B. de C.V	405,696	2,811,474
	Qualitas Controladora S.A.B. de C.V	324,005	1,331,054
	TV Azteca S.A.B. de C.V	6,101,664	108,610
	Unifin Financiera S.A.B. de C.V	485,048	263,646
*	Vitro S.A.B. de C.V., Class A	1,403,287	1,307,157

TOTAL MEXICO			293,200,632

PHILIPPINES — (1.0%)
	ACR Mining Corp.	105,455	7,021
*	Alliance Global Group, Inc.	34,741,906	4,420,532
	Alsons Consolidated Resources, Inc.	14,952,000	272,280
	Altus San Nicolas Corp.	612,198	23,597
*	Apex Mining Co., Inc.	2,152,000	40,269
*	Atlas Consolidated Mining & Development Corp.	5,118,500	191,964
	Ayala Corp.	40,180	457,052
	Bank of the Philippine Islands	3,754,753	4,312,524
	BDO Unibank, Inc.	12,877,229	25,338,094
	Belle Corp.	4,041,000	109,776
	Cebu Air, Inc.	2,315,620	2,215,013
*	CEMEX Holdings Philippines, Inc.	34,416,719	755,224
	Century Properties Group, Inc.	24,226,400	173,988
	China Banking Corp.	8,772,732	3,414,865
	Cosco Capital, Inc.	17,924,000	1,759,656
	DMCI Holdings, Inc.	6,362,900	517,363
*	East West Banking Corp.	5,075,400	788,195
	EEI Corp.	2,496,900	265,412
	Emperador, Inc.	1,145,300	179,469
*	Empire East Land Holdings, Inc.	6,599,000	40,544
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	65,101
	Filinvest Land, Inc.	115,037,031	2,152,208
	First Philippine Holdings Corp.	3,588,330	4,078,004
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	13,281,116	233,985
	GT Capital Holdings, Inc.	458,597	4,105,856
	Integrated Micro-Electronics, Inc.	2,190,100	254,619
	JG Summit Holdings, Inc.	14,396,660	14,338,437
	Lopez Holdings Corp.	22,422,500	1,159,613
	LT Group, Inc.	14,850,100	2,269,529
	Megaworld Corp.	87,569,300	4,418,998
	Metro Retail Stores Group, Inc.	1,494,000	56,177
	Metropolitan Bank & Trust Co.	10,857,492	8,304,085
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	17,474,940	582,183
	Petron Corp.	23,490,900	1,482,129
	Philex Mining Corp.	4,679,000	212,627
*	Philippine National Bank.	4,522,485	2,138,109
*	Philippine National Construction Corp.	398,900	7,272
	Philippine Savings Bank.	1,990,149	1,717,163
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
	Phoenix Petroleum Philippines, Inc.	1,527,700	352,785
	Pilipinas Shell Petroleum Corp.	184,030	67,350
	Premium Leisure Corp.	6,804,000	42,742
	RFM Corp.	762,400	68,012
	Rizal Commercial Banking Corp.	5,975,106	1,954,619
	Robinsons Land Corp.	30,822,008	9,106,755

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	380,990	$503,153
	San Miguel Corp.	6,038,956	11,592,690
	San Miguel Food and Beverage, Inc.	166,520	195,605
	Security Bank Corp.	1,763,824	3,567,997
	SSI Group, Inc.	8,624,000	229,230
	STI Education Systems Holdings, Inc.	12,851,000	87,507
*	Top Frontier Investment Holdings, Inc.	626,212	1,753,555
	Union Bank Of Philippines	4,242,709	4,541,187
	Vista Land & Lifescapes, Inc.	58,229,568	4,962,866

TOTAL PHILIPPINES			131,884,986

POLAND — (0.8%)
	Agora SA	334,320	620,466
# *	Alior Bank SA	503,993	1,849,306
	Amica SA	5,928	140,107
	Bank Handlowy w Warszawie SA	40,881	363,339
*	Bank Millennium SA	3,280,539	2,234,143
*	Boryszew SA	283,585	248,412
# *	Ciech SA	148,017	1,424,606
	Cyfrowy Polsat SA	531,408	3,285,599
*	Develia SA	1,367,099	654,894
*	Enea SA	2,414,579	3,261,451
	Firma Oponiarska Debica SA	35,664	631,099
*	Getin Noble Bank SA	948,327	52,431
# *	Grupa Azoty SA	237,054	1,520,750
#	Grupa Kety SA	37,156	3,260,169
	Grupa Lotos SA	663,635	10,070,839
#	Jastrzebska Spolka Weglowa SA	175,136	581,452
	Kernel Holding SA	484,032	4,687,718
# *	KGHM Polska Miedz SA	1,246,289	23,441,658
#	Lubelski Wegiel Bogdanka SA	52,381	267,412
# *	mBank SA	33,848	1,802,553
*	Netia SA	1,463,642	1,398,727
*	PGE Polska Grupa Energetyczna SA	4,748,887	4,749,756
#	PKP Cargo SA	109,382	316,495
#	Polski Koncern Naftowy Orlen SA	2,472,231	37,526,840
	Powszechna Kasa Oszczednosci Bank Polski SA	414,731	2,219,541
	Stalexport Autostrady SA	189,773	132,537
	Stalprodukt SA	3,053	102,852
# *	Tauron Polska Energia SA	9,857,649	2,706,501

TOTAL POLAND			109,551,653

QATAR — (0.0%)
	Commercial Bank PSQC (The)	21,698	23,891

RUSSIA — (1.7%)
	Etalon Group P.L.C., GDR	88,415	100,793
	Gazprom PJSC, Sponsored ADR	16,109,153	81,576,090
	Gazprom PJSC, Sponsored ADR	18,140	91,607
	Lukoil PJSC, Sponsored ADR	1,951,521	127,312,816
	Magnitogorsk Iron & Steel Works PJSC, GDR	393,126	2,759,449
	Rosneft Oil Co. PJSC, GDR	2,989,971	13,401,050
	RusHydro PJSC, ADR	6,034,478	4,820,938
	TMK PJSC, GDR	11,656	35,201
	VTB Bank PJSC, GDR	5,770,267	5,447,132

TOTAL RUSSIA			235,545,076

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (0.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	75,583	$240,654
	Al Babtain Power & Telecommunication Co.	20,211	122,420
	Al Etihad Cooperative Insurance	34,260	121,144
	Al Jouf Agricultural Development Co.	18,273	113,329
*	Al Khaleej Training and Education Co.	21,814	84,196
	AlAbdullatif Industrial Investment Co.	27,236	70,836
	Arab National Bank	16,269	87,985
	Arabian Cement Co.	66,448	473,780
*	Arabian Shield Cooperative Insurance Co.	20,954	79,260
	Arriyadh Development Co.	8,345	30,786
*	Aseer Trading Tourism & Manufacturing Co.	15,043	36,705
*	Astra Industrial Group	9,290	39,970
	Banque Saudi Fransi	14,596	119,960
	Basic Chemical Industries, Ltd.	2,000	11,392
	City Cement Co.	44,000	161,881
*	Dar Al Arkan Real Estate Development Co.	229,623	492,538
	Dur Hospitality Co.	6,012	35,650
	Eastern Province Cement Co.	49,926	378,091
*	Electrical Industries Co.	25,545	95,664
*	Hail Cement Co.	135,756	423,312
*	Methanol Chemicals Co.	45,000	80,231
*	Middle East Paper Co.	18,444	63,379
*	Najran Cement Co.	128,556	377,774
	National Co., for Glass Manufacturing (The)	3,450	13,601
*	National Industrialization Co.	29,000	78,170
*	Northern Region Cement Co.	86,019	229,878
*	Rabigh Refining & Petrochemical Co.	64,000	232,414
*	Red Sea International Co.	17,612	63,675
	Riyad Bank	58,631	265,059
	Sahara International Petrochemical Co.	157,865	643,139
	Saudi Basic Industries Corp.	47,711	946,818
*	Saudi Ceramic Co.	16,659	129,314
*	Saudi Chemical Co.	12,261	69,598
	Saudi Industrial Investment Group	20,073	99,064
*	Saudi Kayan Petrochemical Co.	100,000	229,612
*	Saudi Printing & Packaging Co.	11,500	38,028
*	Saudi Re for Cooperative Reinsurance Co.	117,500	255,664
	Seera Group Holding.	553,200	2,281,179
*	Tabuk Cement Co.	77,719	241,942
*	Takween Advanced Industries Co.	38,200	68,406
	Yamama Cement Co.	28,000	155,136
	Yanbu Cement Co.	12,350	97,796

TOTAL SAUDI ARABIA			9,879,430

SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	6,282,458	31,004,874
	Adcock Ingram Holdings, Ltd.	34,991	84,061
#	Adcorp Holdings, Ltd.	973,614	218,972
	Advtech, Ltd.	99,684	46,812
#	AECI, Ltd.	1,649,000	6,610,315
	African Oxygen, Ltd.	164,182	146,155
	African Phoenix Investments, Ltd.	8,992,464	174,499
	African Rainbow Minerals, Ltd.	1,230,479	9,006,173
	Alexander Forbes Group Holdings, Ltd.	6,853,721	1,487,682
	Allied Electronics Corp., Ltd., Class A	134,145	148,595
	Alviva Holdings, Ltd.	1,047,636	281,831
	Anglo American Platinum, Ltd.	35,207	1,847,663
	AngloGold Ashanti, Ltd.	643,950	15,718,912
	AngloGold Ashanti, Ltd., Sponsored ADR	2,183,014	53,243,711

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	ArcelorMittal South Africa, Ltd.	1,294,862	$45,288
*	Aspen Pharmacare Holdings, Ltd.	1,830,515	11,418,221
	Assore, Ltd.	103,905	1,765,007
	Astral Foods, Ltd.	134,124	1,396,285
#	Barloworld, Ltd.	2,708,848	9,938,238
	Bidvest Group, Ltd. (The)	30,462	247,380
# *	Blue Label Telecoms, Ltd.	3,617,676	416,174
# *	Brait SE	6,805,838	1,448,559
	Caxton and CTP Publishers and Printers, Ltd.	2,447,527	651,601
#	DataTec, Ltd.	4,290,124	5,646,970
	Discovery, Ltd.	598,548	3,140,297
	Distell Group Holdings, Ltd.	4,637	19,774
#	DRDGOLD, Ltd.	3,735,077	3,436,882
*	enX Group, Ltd.	391,330	123,161
*	EOH Holdings, Ltd.	461,925	94,914
	Evraz Highveld Steel And Vanad	120,337	0
	Exxaro Resources, Ltd.	1,497,241	8,691,824
#	FirstRand, Ltd.	264,993	578,348
	Foschini Group, Ltd. (The)	53,229	208,845
	Gold Fields, Ltd.	1,085,503	8,080,059
	Gold Fields, Ltd., Sponsored ADR	11,818,542	86,748,098
*	Grindrod Shipping Holdings, Ltd.	116,430	278,282
#	Grindrod, Ltd.	5,968,838	1,120,933
*	Harmony Gold Mining Co., Ltd.	1,224,659	4,507,061
	Hudaco Industries, Ltd.	176,398	639,617
#	Impala Platinum Holdings, Ltd.	4,975,459	29,674,903
	Imperial Logistics, Ltd.	2,050,009	3,605,114
	Investec, Ltd.	1,882,982	3,921,482
*	Invicta Holdings, Ltd.	93,463	25,794
*	JCI, Ltd.	10,677,339	0
	KAP Industrial Holdings, Ltd.	10,187,856	1,104,756
	Kumba Iron Ore, Ltd.	135,811	2,556,060
	Lewis Group, Ltd.	1,400,634	1,192,932
	Liberty Holdings, Ltd.	1,636,384	6,205,415
	Life Healthcare Group Holdings, Ltd.	3,293,194	3,166,242
*	Long4Life, Ltd.	1,383,403	206,084
*	Massmart Holdings, Ltd.	44,183	58,932
	Merafe Resources, Ltd.	13,584,710	269,269
	Metair Investments, Ltd.	1,682,205	1,346,800
	Momentum Metropolitan Holdings	13,900,348	13,006,415
# *	Motus Holdings Ltd.	258,290	420,704
	Mpact, Ltd.	2,586,352	1,069,803
#	MTN Group, Ltd.	18,791,045	49,380,214
	Murray & Roberts Holdings, Ltd.	6,897,290	2,040,495
*	Nampak, Ltd.	5,641,463	506,944
#	Nedbank Group, Ltd.	3,499,581	20,344,692
*	Ninety One, Ltd.	941,491	1,983,503
	Novus Holdings, Ltd.	266,993	21,424
	Oceana Group, Ltd.	118,408	391,141
#	Old Mutual, Ltd.	20,508,346	14,887,066
*	Omnia Holdings, Ltd.	1,817,553	2,305,369
	Peregrine Holdings, Ltd.	1,594,063	1,619,526
*	PPC, Ltd.	10,395,993	694,793
	Raubex Group, Ltd.	2,180,513	2,017,523
	RCL Foods, Ltd.	159,113	82,214
	Reunert, Ltd.	1,319,511	2,848,796
#	RFG Holdings, Ltd.	23,326	18,358
*	Royal Bafokeng Platinum, Ltd.	589,877	1,046,993
	Sanlam, Ltd.	39,807	127,259

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
# *	Sappi, Ltd.	6,450,735	$7,840,243
# *	Sasol, Ltd.	2,811,885	13,344,932
# *	Sasol, Ltd., Sponsored ADR	1,411,834	6,748,567
# *	Sibanye Stillwater, Ltd.	5,741,777	11,696,987
# *	Sibanye Stillwater, Ltd., ADR	2,189,945	17,453,857
#	Standard Bank Group, Ltd.	11,276,419	62,219,873
# *	Steinhoff International Holdings NV	23,998,309	1,442,557
*	Super Group, Ltd.	4,615,408	3,474,757
	Telkom SA SOC, Ltd.	3,122,734	3,462,292
*	Tongaat Hulett, Ltd.	1,558,340	550,074
#	Trencor, Ltd.	1,547,638	622,741
	Truworths International, Ltd.	419,107	661,584
	Tsogo Sun Gaming, Ltd.	2,917,390	412,508
	Wilson Bayly Holmes-Ovcon, Ltd.	632,711	3,246,587

TOTAL SOUTH AFRICA			571,986,647

SOUTH KOREA — (13.6%)
*	Actoz Soft Co., Ltd.	3,138	21,329
#	Aekyung Petrochemical Co., Ltd.	149,273	873,291
#	AJ Networks Co., Ltd.	69,115	212,387
# *	Ajin Industrial Co., Ltd.	303,487	543,226
	Aju Capital Co., Ltd.	6,451	64,718
	AK Holdings, Inc.	33,833	701,073
*	ALUKO Co., Ltd.	37,695	58,828
#	Asia Cement Co., Ltd.	20,948	1,171,898
	ASIA Holdings Co., Ltd.	12,797	880,088
	Asia Paper Manufacturing Co., Ltd.	58,935	1,572,498
	AUK Corp.	265,381	400,877
#	Aurora World Corp.	19,282	172,094
	Austem Co., Ltd.	264,614	384,493
#	Autech Corp.	19,355	150,214
	Avaco Co., Ltd.	53,567	280,442
#	BGF Co., Ltd.	276,441	1,095,427
	Binggrae Co., Ltd.	2,068	108,962
	Bixolon Co., Ltd.	27,536	111,543
*	Bluecom Co., Ltd.	68,876	229,085
	BNK Financial Group, Inc.	2,649,767	11,019,557
	Bookook Securities Co., Ltd.	36,543	553,453
	Busan City Gas Co., Ltd.	1,660	49,192
	BYC Co., Ltd.	752	119,389
# *	Byucksan Corp.	408,311	530,460
*	Capro Corp.	373,154	987,712
	Chinyang Holdings Corp.	83,349	158,113
	Chongkundang Holdings Corp.	5,052	473,611
#	Chosun Refractories Co., Ltd.	10,946	676,969
	CJ CheilJedang Corp.	60,575	13,626,345
	CJ Corp.	184,976	12,354,956
	CJ Freshway Corp.	1,628	28,023
*	CJ Logistics Corp.	3,884	471,702
	CKD Bio Corp.	12,976	323,040
	Cosmax BTI, Inc.	36,407	468,699
	CROWNHAITAI Holdings Co., Ltd.	46,855	336,168
	Cuckoo Holdings Co., Ltd.	391	29,126
	D.I Corp.	219,086	585,574
#	Dae Dong Industrial Co., Ltd.	196,128	730,027
	Dae Han Flour Mills Co., Ltd.	11,809	1,263,631
#	Dae Hyun Co., Ltd.	285,336	432,160
	Dae Won Kang Up Co., Ltd.	368,094	874,691
# *	Dae Young Packaging Co., Ltd.	855,924	818,794

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daechang Co., Ltd.	637,915	$590,768
	Daechang Forging Co., Ltd.	5,125	92,543
	Daeduck Electronics Co.	399,421	2,691,328
#	Daehan Steel Co., Ltd.	132,934	688,054
*	Dae-Il Corp.	219,602	247,838
	Daekyo Co., Ltd.	162,385	635,261
	Daelim B&Co Co., Ltd.	7,997	22,974
#	Daelim Industrial Co., Ltd.	357,280	25,779,183
	Daesang Corp.	261,057	4,713,639
	Daesang Holdings Co., Ltd.	149,832	786,087
	Daewon San Up Co., Ltd.	61,406	228,504
*	Daewoo Engineering & Construction Co., Ltd.	2,260,703	6,633,197
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	4,504,792
	Daewoong Co., Ltd.	13,561	193,368
*	Dahaam E-Tec Co., Ltd.	3,535	61,361
	Daihan Pharmaceutical Co., Ltd.	5,749	140,367
	Daishin Securities Co., Ltd.	433,703	3,547,678
*	Danal Co., Ltd.	155,173	534,140
	Daou Data Corp.	150,274	1,010,847
	Daou Technology, Inc.	338,823	4,568,084
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	31,947
	DB Financial Investment Co., Ltd.	335,836	974,799
	DB Insurance Co., Ltd.	299,711	10,946,949
*	DB, Inc.	62,943	38,593
# *	Deutsch Motors, Inc.	66,004	363,328
# *	Development Advance Solution Co., Ltd.	99,076	451,963
	DGB Financial Group, Inc.	1,525,621	6,622,730
	DHP Korea Co., Ltd.	5,994	35,284
	DI Dong Il Corp.	18,459	928,489
	Display Tech Co., Ltd.	34,003	83,987
	DMS Co., Ltd.	210,807	705,415
	Dong A Eltek Co., Ltd.	90,795	512,069
	Dong-A Socio Holdings Co., Ltd.	5,046	363,481
	Dong-Ah Geological Engineering Co., Ltd.	30,571	437,324
# *	Dongbang Transport Logistics Co., Ltd.	285,602	509,443
#	Dongbu Corp.	36,803	255,138
#	Dongil Industries Co., Ltd.	15,558	646,329
	Dongkuk Industries Co., Ltd.	413,043	710,701
*	Dongkuk Steel Mill Co., Ltd.	774,325	2,705,988
	Dongkuk Structures & Construction Co., Ltd.	32,749	58,456
	DONGSUNG Corp.	159,407	539,224
#	Dongwha Enterprise Co., Ltd.	33,412	416,278
#	Dongwha Pharm Co., Ltd.	62,755	579,338
#	Dongwon Development Co., Ltd.	501,265	1,467,335
	Dongwon F&B Co., Ltd.	961	156,190
	Dongwon Industries Co., Ltd.	12,355	2,309,160
*	Dongwoo Farm To Table Co., Ltd.	14,971	39,666
#	Dongyang E&P, Inc.	46,912	409,745
	Doosan Bobcat, Inc.	338,483	6,551,461
	Doosan Co., Ltd.	83,669	2,786,987
# *	Doosan Fuel Cell Co., Ltd.	279,793	1,722,538
# *	Doosan Heavy Industries & Construction Co., Ltd.	1,635,223	5,311,994
# *	Doosan Infracore Co., Ltd.	1,757,589	6,183,721
*	Doosan Solus Co., Ltd.	154,224	4,204,614
	DRB Holding Co., Ltd.	32,057	153,433
#	DTR Automotive Corp.	50,871	1,055,365
	DY Corp.	184,825	596,604
	DY POWER Corp.	23,114	149,240
	e Tec E&C, Ltd.	12,441	839,394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eagon Holdings Co., Ltd.	9,397	$15,487
	Eagon Industrial, Ltd.	84,447	406,974
	Easy Bio, Inc.	538,210	1,881,714
	Elentec Co., Ltd.	30,857	101,052
	e-LITECOM Co., Ltd.	37,560	115,870
	E-MART, Inc.	152,890	15,065,893
*	EM-Tech Co., Ltd.	26,618	179,103
#	Eugene Corp.	586,860	2,003,375
	Eugene Investment & Securities Co., Ltd.	873,111	2,032,527
*	Eusu Holdings Co., Ltd.	64,565	315,378
	EVERDIGM Corp.	36,984	111,468
	Farmsco	26,482	98,125
	FarmStory Co., Ltd.	372,086	311,120
	Fursys, Inc.	26,929	611,027
	Gaon Cable Co., Ltd.	17,158	217,826
	Geumhwa PSC Co., Ltd.	490	11,327
	GMB Korea Corp.	96,134	349,592
#	Golfzon Newdin Holdings Co., Ltd.	238,062	660,933
	GS Engineering & Construction Corp.	772,211	16,123,598
*	GS Global Corp.	569,448	830,203
	GS Holdings Corp.	635,200	19,986,822
	GS Home Shopping, Inc.	6,576	688,983
	GS Retail Co., Ltd.	5,427	169,098
	Gwangju Shinsegae Co., Ltd.	7,018	843,355
	HAESUNG DS Co., Ltd.	963	11,724
	Haitai Confectionery & Foods Co., Ltd.	6,605	38,401
*	Halla Corp.	255,942	652,621
#	Halla Holdings Corp.	90,104	2,234,698
	Han Kuk Carbon Co., Ltd.	9,336	52,942
	Hana Financial Group, Inc.	3,104,872	70,878,029
#	Hana Micron, Inc.	273,957	1,084,361
*	Hancom, Inc.	10,193	105,217
	Handok, Inc.	5,101	94,050
	Handsome Co., Ltd.	163,060	3,289,937
	Hanil Cement Co., Ltd.	24,093	1,696,427
	Hanil Holdings Co., Ltd.	20,065	698,627
#	Hanjin Transportation Co., Ltd.	103,070	3,914,395
	Hankook Tire & Technology Co., Ltd.	893,444	15,675,184
	Hankuk Paper Manufacturing Co., Ltd.	35,243	415,903
	HanmiGlobal Co., Ltd.	3,947	24,962
	Hansae Co., Ltd.	2,935	28,909
	Hanshin Construction	88,636	957,065
# *	Hansol Holdings Co., Ltd.	544,710	1,341,155
# *	Hansol HomeDeco Co., Ltd.	758,330	558,365
	Hansol Paper Co., Ltd.	219,856	2,841,151
*	Hansol Technics Co., Ltd.	262,805	1,304,227
*	Hanwha Aerospace Co., Ltd.	316,832	6,978,062
	Hanwha Corp.	383,699	6,544,789
*	Hanwha General Insurance Co., Ltd.	717,985	1,288,262
*	Hanwha Investment & Securities Co., Ltd.	1,400,319	2,045,694
	Hanwha Life Insurance Co., Ltd.	2,955,320	4,403,292
	Hanwha Solutions Corp.	1,040,825	12,456,563
#	Hanyang Eng Co., Ltd.	128,350	1,059,795
	Hanyang Securities Co., Ltd.	91,390	472,079
#	Harim Holdings Co., Ltd.	271,764	1,428,486
	HDC Holdings Co., Ltd.	445,432	3,417,151
	HDC Hyundai Engineering Plastics Co., Ltd.	132,824	410,377
*	Heung-A Shipping Co., Ltd.	702,313	148,711
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	308,349

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hitejinro Holdings Co., Ltd.	84,142	$937,702
	HS R&A Co., Ltd.	411,033	549,143
*	HSD Engine Co., Ltd.	62,717	176,609
	Huchems Fine Chemical Corp.	20,322	293,189
*	Humax Co., Ltd.	158,828	446,272
# *	Huneed Technologies	54,858	300,954
	Huons Global Co., Ltd.	9,850	255,425
	Husteel Co., Ltd.	13,800	76,457
#	Huvis Corp.	171,915	767,572
	Hwa Shin Co., Ltd.	238,468	450,635
#	Hwacheon Machine Tool Co., Ltd.	14,514	367,443
#	Hwangkum Steel & Technology Co., Ltd.	86,319	419,537
	HwaSung Industrial Co., Ltd.	103,206	772,280
	Hy-Lok Corp.	63,907	637,670
*	Hyosung Advanced Materials Corp.	2,060	138,633
	Hyosung Chemical Corp.	1,893	179,252
#	Hyosung Corp.	57,103	3,267,818
	Hyosung TNC Co., Ltd.	1,863	199,337
	Hyundai BNG Steel Co., Ltd.	107,603	636,088
*	Hyundai Construction Equipment Co., Ltd.	155,655	2,357,228
	Hyundai Corp.Holdings, Inc.	70,683	563,839
	Hyundai Corp.	72,538	873,463
	Hyundai Department Store Co., Ltd.	130,708	7,798,827
*	Hyundai Electric & Energy System Co., Ltd.	33,931	229,705
	Hyundai Engineering & Construction Co., Ltd.	681,922	19,768,330
	Hyundai Glovis Co., Ltd.	11,106	928,223
	Hyundai Greenfood Co., Ltd.	502,381	3,368,619
	Hyundai Heavy Industries Holdings Co., Ltd.	90,275	18,024,600
	Hyundai Home Shopping Network Corp.	72,688	4,295,069
	Hyundai Hy Communications & Networks Co., Ltd.	475,550	1,605,889
	Hyundai Livart Furniture Co., Ltd.	118,366	1,134,168
	Hyundai Marine & Fire Insurance Co., Ltd.	616,858	13,340,182
	Hyundai Mipo Dockyard Co., Ltd.	257,572	6,516,285
	Hyundai Mobis Co., Ltd.	348,715	49,301,397
	Hyundai Motor Co.	973,740	75,262,722
	Hyundai Motor Securities Co., Ltd.	187,292	1,356,194
	Hyundai Steel Co.	596,402	10,607,560
	Hyundai Wia Corp.	156,295	4,234,360
	HyVision System, Inc.	13,555	93,774
	IDIS Holdings Co., Ltd.	43,273	494,269
*	Il Dong Pharmaceutical Co., Ltd.	16,515	176,043
*	Iljin Electric Co., Ltd.	194,988	383,729
	Iljin Holdings Co., Ltd.	91,947	281,611
#	Ilshin Spinning Co., Ltd.	15,356	702,978
#	Ilsung Pharmaceuticals Co., Ltd.	8,768	650,946
	iMarketKorea, Inc.	147,664	1,225,580
	Industrial Bank of Korea	2,396,468	15,611,487
	INITECH Co., Ltd.	31,597	110,059
	Interpark Holdings Corp.	450,487	678,386
	INTOPS Co., Ltd.	150,960	1,359,046
	Inzi Controls Co., Ltd.	103,342	328,811
	INZI Display Co., Ltd.	114,878	145,338
*	Iones Co., Ltd.	78,648	337,539
	IS Dongseo Co., Ltd.	88,227	1,846,006
#	ISC Co., Ltd.	98,854	824,462
	ISU Chemical Co., Ltd.	107,849	1,040,255
# *	Jahwa Electronics Co., Ltd.	137,074	823,771
	JB Financial Group Co., Ltd.	1,733,162	6,903,572
	Jinsung T.E.C	4,593	21,804

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jusung Engineering Co., Ltd.	10,978	$48,854
#	Kangnam Jevisco Co., Ltd.	39,014	560,614
	KAON Media Co., Ltd.	60,514	293,452
	KB Financial Group, Inc.	2,105,869	60,251,658
#	KB Financial Group, Inc., ADR	2,874,360	80,884,490
	KC Co., Ltd.	81,017	919,788
	KC Green Holdings Co., Ltd.	88,975	265,116
	KCC Corp.	41,442	5,640,410
	KCC Engineering & Construction Co., Ltd.	57,788	285,767
*	KCC Glass Corp.	38,941	922,026
# *	KEC Corp.	920,437	579,217
#	Keyang Electric Machinery Co., Ltd.	211,386	475,191
	KG Chemical Corp.	27,065	308,781
#	KG Eco Technology Service Co., Ltd.	278,388	931,331
	KGMobilians Co., Ltd.	89,863	554,547
	Kia Motors Corp.	2,187,683	53,433,488
	KISCO Corp.	168,906	544,739
	KISCO Holdings Co., Ltd.	68,495	592,326
	Kishin Corp.	85,733	216,955
	KISWIRE, Ltd.	71,673	848,412
	KIWOOM Securities Co., Ltd.	142,349	8,739,244
	KMH Co., Ltd.	98,465	523,926
*	Kodaco Co., Ltd.	291,772	98,553
	Kolmar Korea Holdings Co., Ltd.	19,172	345,398
	Kolon Corp.	54,098	781,415
	Kolon Global Corp.	41,349	266,852
	Kolon Industries, Inc.	233,278	5,910,140
	Komelon Corp.	29,152	181,530
	Kook Soon Dang Brewery Co., Ltd.	80,219	236,684
#	Korea Alcohol Industrial Co., Ltd.	168,003	2,194,411
	Korea Asset In Trust Co., Ltd.	256,587	510,623
#	Korea Autoglass Corp.	90,414	988,285
# *	Korea Circuit Co., Ltd.	112,791	733,555
	Korea Electric Terminal Co., Ltd.	40,747	959,245
	Korea Export Packaging Industrial Co., Ltd.	1,813	27,299
	Korea Flange Co., Ltd.	159,881	266,155
	Korea Investment Holdings Co., Ltd.	525,530	21,757,636
*	Korea Line Corp.	127,767	1,886,833
#	Korea Petrochemical Ind Co., Ltd.	48,385	5,611,778
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	1,839,781
# *	Korea Shipbuilding & Offshore Engineering Co., Ltd.	256,147	17,375,221
	Korea United Pharm, Inc.	21,606	313,243
	Korea Zinc Co., Ltd.	4,684	1,488,735
*	Korean Air Lines Co., Ltd.	583,487	9,550,354
	Korean Reinsurance Co.	1,066,873	7,376,901
	Kortek Corp.	115,989	916,953
#	KPX Chemical Co., Ltd.	24,271	968,671
	KSS LINE, Ltd.	146,779	876,799
	KT Skylife Co., Ltd.	225,736	1,468,224
#	KTB Investment & Securities Co., Ltd.	476,980	1,008,648
#	KTCS Corp.	353,941	512,162
	Ktis Corp.	206,085	321,223
#	Kukdo Chemical Co., Ltd.	25,693	880,487
#	Kukdong Oil & Chemicals Co., Ltd.	26,930	71,859
	Kumho Industrial Co., Ltd.	2,178	14,470
	Kumho Petrochemical Co., Ltd.	41,413	2,611,593
# *	Kumho Tire Co., Inc.	794,452	2,002,565
	Kumkang Kind Co., Ltd.	96,105	248,818
	Kwang Dong Pharmaceutical Co., Ltd.	18,103	90,143

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kyeryong Construction Industrial Co., Ltd.	52,424	$692,343
	Kyobo Securities Co., Ltd.	211,516	1,257,581
#	Kyungbang Co., Ltd.	133,631	1,098,998
	Kyung-In Synthetic Corp.	12,854	73,683
#	LEADCORP, Inc. (The)	207,117	915,165
	LF Corp.	247,040	2,668,506
	LG Corp.	621,386	31,618,899
# *	LG Display Co., Ltd., ADR	3,976,098	17,892,441
# *	LG Display Co., Ltd.	1,226,940	11,131,535
	LG Electronics, Inc.	1,283,495	57,763,781
	LG Hausys, Ltd.	78,162	3,325,264
	LG HelloVision Co., Ltd.	334,057	1,237,529
	LG International Corp.	395,705	4,292,130
	LG Uplus Corp.	1,563,860	17,172,847
	LIG Nex1 Co., Ltd.	11,236	241,180
#	LMS Co., Ltd.	30,866	270,666
# *	LOT Vacuum Co., Ltd.	92,746	708,914
	Lotte Chemical Corp.	144,379	25,656,927
	Lotte Chilsung Beverage Co., Ltd.	21,352	1,915,436
	Lotte Confectionery Co., Ltd.	538	56,653
#	Lotte Corp.	193,255	6,379,784
	LOTTE Fine Chemical Co., Ltd.	191,633	6,155,516
	Lotte Food Co., Ltd.	1,976	624,095
	LOTTE Himart Co., Ltd.	124,016	2,736,753
# *	Lotte Non-Life Insurance Co., Ltd.	771,354	1,037,920
#	Lotte Shopping Co., Ltd.	110,627	9,059,481
	LS Corp.	178,554	5,516,873
	LS Electric Co., Ltd.	10,561	340,102
*	Lumens Co., Ltd.	431,786	630,153
*	LVMC Holdings	164,607	672,239
	Maeil Holdings Co., Ltd.	11,288	80,173
	Mando Corp.	39,112	763,120
#	MegaStudy Co., Ltd.	51,341	435,298
	Meritz Financial Group, Inc.	264,615	2,144,555
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	713,940
#	Meritz Securities Co., Ltd.	3,758,303	10,116,386
	Mi Chang Oil Industrial Co., Ltd.	6,722	331,320
	Mirae Asset Daewoo Co., Ltd.	2,675,229	12,332,787
	Mirae Asset Life Insurance Co., Ltd.	817,289	2,428,431
	MK Electron Co., Ltd.	197,492	1,057,774
*	MNTech Co., Ltd.	163,298	342,297
# *	Mobase Co., Ltd.	75,296	205,970
	Moorim P&P Co., Ltd.	316,214	878,404
	Moorim Paper Co., Ltd.	293,869	529,253
#	Motonic Corp.	103,305	612,019
# *	Muhak Co., Ltd.	77,436	406,031
	Namyang Dairy Products Co., Ltd.	3,979	1,054,655
#	NEOWIZ HOLDINGS Corp.	57,767	678,026
	Nexen Corp.	252,946	983,617
	Nexen Tire Corp.	444,654	2,094,604
	NH Investment & Securities Co., Ltd.	1,353,466	10,770,562
*	NHN Corp.	70,470	4,412,644
	NICE Holdings Co., Ltd.	3,137	51,395
	Nong Shim Holdings Co., Ltd.	22,428	1,371,855
	NongShim Co., Ltd.	20,420	4,949,971
#	NOROO Paint & Coatings Co., Ltd.	102,200	647,987
	NPC	116,690	348,128
#	NS Shopping Co., Ltd.	74,291	472,264
*	OCI Co., Ltd.	137,848	4,523,862

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Opto Device Technology Co., Ltd.	52,020	$168,496
	Orion Holdings Corp.	246,969	2,864,638
#	Paik Kwang Industrial Co., Ltd.	250,824	573,408
*	Pan Ocean Co., Ltd.	2,585,749	7,315,427
	Pang Rim Co., Ltd.	14,177	20,118
	Pan-Pacific Co., Ltd.	113,324	204,543
	Paradise Co., Ltd.	10,185	132,109
#	Poongsan Corp.	214,337	3,715,397
#	Poongsan Holdings Corp.	49,284	1,168,088
#	POSCO, Sponsored ADR	1,216,529	45,267,044
	POSCO	599,309	90,558,836
	POSCO Coated & Color Steel Co., Ltd.	1,707	16,447
	Posco International Corp.	644,045	7,485,937
#	Power Logics Co., Ltd.	92,739	524,483
#	Protec Co., Ltd.	44,642	522,915
	Pulmuone Co., Ltd.	7,986	79,588
#	Pyeong Hwa Automotive Co., Ltd.	88,721	489,208
	Rayence Co., Ltd.	6,529	76,873
	S&T Dynamics Co., Ltd.	296,345	1,326,847
	S&T Holdings Co., Ltd.	77,143	904,825
#	S&T Motiv Co., Ltd.	83,737	2,480,272
#	Sajo Industries Co., Ltd.	21,697	568,617
#	Sam Young Electronics Co., Ltd.	126,513	758,160
#	Sambo Corrugated Board Co., Ltd.	31,268	206,865
*	Sambo Motors Co., Ltd.	135,701	447,110
	Samho Development Co., Ltd.	217,181	901,464
	Samho International Co., Ltd.	6,643	122,917
	SAMHWA Paints Industrial Co., Ltd.	95,709	394,936
	Samick Musical Instruments Co., Ltd.	647,305	773,977
	Samji Electronics Co., Ltd.	13,939	104,252
#	Samjin LND Co., Ltd.	82,899	133,542
*	Samkee Automotive Co., Ltd.	104,071	150,284
	Samkwang Glass Co., Ltd.	851	20,391
	Sammok S-Form Co., Ltd.	69,958	415,687
	SAMPYO Cement Co., Ltd.	418,908	1,209,562
	Samsung C&T Corp.	374,515	32,794,108
	Samsung Card Co., Ltd.	287,460	7,107,775
	Samsung Electronics Co., Ltd.	223,092	9,172,991
	Samsung Electronics Co., Ltd. 796050888, GDR	1,486	1,549,898
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	18,833,202
*	Samsung Heavy Industries Co., Ltd.	2,856,490	10,040,958
	Samsung Life Insurance Co., Ltd.	480,729	19,495,829
	Samsung Securities Co., Ltd.	581,846	14,417,180
	SAMT Co., Ltd.	682,588	1,108,282
	Samyang Corp.	38,278	1,241,627
#	Samyang Holdings Corp.	42,441	1,744,645
	Samyang Tongsang Co., Ltd.	17,192	759,859
#	Sangsangin Co., Ltd.	73,576	474,095
	SAVEZONE I&C Corp.	83,806	157,794
*	SBS Media Holdings Co., Ltd.	394,438	620,874
	Seah Besteel Corp.	158,464	1,211,141
	SeAH Holdings Corp.	9,474	525,784
	SeAH Steel Corp.	18,860	615,551
	SeAH Steel Holdings Corp.	17,452	413,675
	Sebang Co., Ltd.	144,279	1,110,929
	Sebang Global Battery Co., Ltd.	85,820	2,037,052
	Sebo Manufacturing Engineer Corp.	37,002	156,631
	Sejong Industrial Co., Ltd.	145,492	502,148
#	Sekonix Co., Ltd.	133,734	525,208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S-Energy Co., Ltd.	40,484	$112,804
	Seohan Co., Ltd.	733,596	613,728
#	Seohee Construction Co., Ltd.	1,863,787	1,598,270
	Seoul Semiconductor Co., Ltd.	77,942	846,464
	SEOWONINTECH Co., Ltd.	6,241	27,759
	Seoyon Co., Ltd.	124,019	381,329
	Seoyon E-Hwa Co., Ltd.	111,920	322,391
	Sewon Precision Industry Co., Ltd.	1,457	3,628
*	SG&G Corp.	242,453	267,909
#	Shindaeyang Paper Co., Ltd.	26,191	1,313,095
	Shinhan Financial Group Co., Ltd.	3,401,930	86,247,600
#	Shinhan Financial Group Co., Ltd., ADR	1,387,194	35,401,191
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	365,357
#	Shinsegae Food Co., Ltd.	2,444	121,767
	Shinsegae Information & Communication Co., Ltd.	4,044	375,885
#	Shinsegae, Inc.	90,013	19,527,778
# *	Shinsung Tongsang Co., Ltd.	172,621	157,977
	Shinwha Intertek Corp.	35,678	70,828
	Shinyoung Securities Co., Ltd.	47,932	1,811,265
*	Signetics Corp.	562,085	334,455
	Silla Co., Ltd.	63,401	531,706
#	SIMPAC, Inc.	175,387	333,213
	Sindoh Co., Ltd.	60,019	1,360,446
	SK Chemicals Co., Ltd.	28,205	1,794,634
	SK Discovery Co., Ltd.	145,383	3,014,158
	SK Gas, Ltd.	397	25,060
	SK Holdings Co., Ltd.	42,795	6,387,838
	SK Innovation Co., Ltd.	397,202	32,042,180
#	SK Networks Co., Ltd.	2,079,015	9,216,502
*	SK Rent A Car Co., Ltd.	11,382	86,498
	SK Securities Co., Ltd.	2,864,051	1,521,603
	SKC Co., Ltd.	256,029	10,447,058
	SL Corp.	152,026	1,661,116
	S-Oil Corp.	32,316	1,855,419
	Songwon Industrial Co., Ltd.	41,113	486,406
#	Spigen Korea Co., Ltd.	8,670	309,828
# *	Ssangyong Motor Co.	513,877	657,055
#	Sun Kwang Co., Ltd.	35,191	420,468
	Sung Kwang Bend Co., Ltd.	154,464	799,670
*	Sungchang Enterprise Holdings, Ltd.	293,641	370,533
	Sungdo Engineering & Construction Co., Ltd.	107,426	293,212
#	Sungshin Cement Co., Ltd.	229,484	1,488,050
	Sungwoo Hitech Co., Ltd.	693,706	1,677,902
	Sunjin Co., Ltd.	38,036	264,982
#	Tae Kyung Industrial Co., Ltd.	122,448	462,935
	Taekwang Industrial Co., Ltd.	5,053	3,318,940
*	Taewoong Co., Ltd.	108,558	515,577
	Taeyoung Engineering & Construction Co., Ltd.	509,974	6,042,530
*	Thinkware Systems Corp.	62,912	339,826
# *	TK Chemical Corp.	637,170	1,133,322
#	TK Corp.	118,108	700,030
	Tongyang Life Insurance Co., Ltd.	561,524	1,365,180
	Tongyang, Inc.	315,577	325,071
#	Top Engineering Co., Ltd.	163,654	1,222,515
	Tovis Co., Ltd.	172,792	1,009,057
#	TS Corp.	49,509	730,552
*	T’way Holdings, Inc.	57,579	65,711
#	UIL Co., Ltd.	74,875	260,307
	Uju Electronics Co., Ltd.	57,684	682,887

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co., Ltd.	66,025	$2,343,467
*	Viatron Technologies, Inc.	2,049	12,131
#	Visang Education, Inc.	48,747	306,524
# *	WillBes & Co. (The)	562,674	689,573
	WiSoL Co., Ltd.	49,024	416,891
*	Wonik Holdings Co., Ltd.	411,984	1,282,869
	Wonik Materials Co., Ltd.	12,961	256,567
*	Woongjin Energy Co., Ltd.	118,888	16,722
*	Woori Financial Group, Inc., Sponsored ADR	1,312	27,106
	Woori Financial Group, Inc.	4,715,610	32,657,679
	Woorison F&G Co., Ltd.	83,461	145,728
#	WooSung Feed Co., Ltd.	213,826	555,003
	Y G-1 Co., Ltd.	226,429	914,198
*	YeaRimDang Publishing Co., Ltd.	151,457	312,367
	Yoosung Enterprise Co., Ltd.	182,835	379,716
	YooSung T&S Co., Ltd.	147,478	298,818
	Youlchon Chemical Co., Ltd.	18,152	224,996
#	Young Poong Corp.	4,163	1,787,658
	Young Poong Precision Corp.	105,748	584,571
	Youngone Corp.	123,827	2,776,053
	Youngone Holdings Co., Ltd.	26,091	881,145
*	Yuanta Securities Korea Co., Ltd.	1,092,048	2,314,663
	YuHwa Securities Co., Ltd.	130,435	247,079
	Zeus Co., Ltd.	76,892	605,092

TOTAL SOUTH KOREA			1,838,210,398

TAIWAN — (18.5%)
	Ability Enterprise Co., Ltd.	2,282,330	939,003
	AcBel Polytech, Inc.	603,000	418,646
#	Acer, Inc.	17,483,109	9,679,449
#	ACES Electronic Co., Ltd.	1,106,000	907,870
*	Acon Holding, Inc.	1,758,000	391,918
	Advanced International Multitech Co., Ltd.	444,000	489,444
*	Advanced Optoelectronic Technology, Inc.	500,000	284,596
# *	AGV Products Corp.	3,814,211	915,635
*	Airmate Cayman International Co., Ltd.	30,018	26,474
	Allis Electric Co., Ltd.	1,490,410	967,748
	Alpha Networks, Inc.	2,713,313	2,000,717
	Altek Corp.	2,360,365	1,531,394
#	Ambassador Hotel (The)	1,615,000	1,466,050
	AMPOC Far-East Co., Ltd.	900,000	874,767
*	AmTRAN Technology Co., Ltd.	7,861,956	2,019,023
#	Apacer Technology, Inc.	578,210	909,197
	APCB, Inc.	1,340,000	986,911
#	Apex International Co., Ltd.	1,675,263	3,137,308
*	Apex Science & Engineering	92,536	34,030
	Ardentec Corp.	2,956,058	2,590,404
#	Asia Cement Corp.	21,117,589	31,023,855
	Asia Electronic Material Co., Ltd.	92,000	42,681
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,180,648
*	Asia Plastic Recycling Holding, Ltd.	1,832,942	279,670
	Asia Polymer Corp.	3,505,830	2,016,134
	Asia Tech Image, Inc.	62,000	109,807
#	Asia Vital Components Co., Ltd.	2,743,984	3,711,670
	Asustek Computer, Inc.	4,317,000	29,181,358
	AU Optronics Corp., Sponsored ADR	4,842,954	12,397,965
#	AU Optronics Corp.	30,214,812	7,945,910
#	AU Optronics Corp.	0	0
	Audix Corp.	716,332	974,955

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Avermedia Technologies	1,604,000	$652,810
	AVY Precision Technology, Inc.	1,148,587	957,511
	Bank of Kaohsiung Co., Ltd.	4,732,897	1,514,591
	BES Engineering Corp.	12,955,443	3,085,601
	Bin Chuan Enterprise Co., Ltd.	226,000	183,043
# *	Biostar Microtech International Corp.	1,368,055	455,213
	Bright Led Electronics Corp.	829,000	415,747
*	Cameo Communications, Inc.	1,866,197	413,573
	Capital Securities Corp.	20,776,158	6,834,974
#	Career Technology MFG. Co., Ltd.	856,947	806,496
	Carnival Industrial Corp.	1,021,007	273,381
#	Casetek Holdings, Ltd.	1,909,933	2,982,752
	Catcher Technology Co., Ltd.	6,490,000	49,158,462
	Cathay Chemical Works	545,000	325,664
	Cathay Financial Holding Co., Ltd.	81,283,459	108,458,006
	Cathay Real Estate Development Co., Ltd.	6,344,694	4,198,771
	Celxpert Energy Corp.	419,000	396,742
	Central Reinsurance Co., Ltd.	1,270,366	781,858
*	Chain Chon Industrial Co., Ltd.	614,000	165,862
	ChainQui Construction Development Co., Ltd.	911,449	651,386
*	Champion Building Materials Co., Ltd.	2,427,828	402,584
	Chang Hwa Commercial Bank, Ltd.	49,839,443	32,591,346
#	Channel Well Technology Co., Ltd.	457,000	356,073
#	CHC Healthcare Group	801,000	964,502
	Chen Full International Co., Ltd.	266,000	307,671
#	Cheng Loong Corp.	8,308,659	5,911,704
*	Cheng Mei Materials Technology Corp.	2,484,000	585,904
	Cheng Uei Precision Industry Co., Ltd.	3,815,635	4,870,925
	Chenming Electronic Technology Corp.	455,000	192,640
	Chia Chang Co., Ltd.	963,000	1,064,406
	Chia Hsin Cement Corp.	4,021,191	2,311,543
	Chien Kuo Construction Co., Ltd.	1,559,797	523,110
#	Chilisin Electronics Corp.	1,650,000	5,802,246
	China Airlines, Ltd.	27,779,353	7,666,330
	China Bills Finance Corp.	3,514,000	1,726,886
	China Chemical & Pharmaceutical Co., Ltd.	2,699,264	1,917,068
	China Development Financial Holding Corp.	75,237,734	22,764,553
	China Electric Manufacturing Corp.	2,326,480	1,002,295
	China General Plastics Corp.	1,299,398	788,890
	China Glaze Co., Ltd.	873,799	260,970
*	China Life Insurance Co., Ltd.	19,587,245	13,374,575
	China Man-Made Fiber Corp.	15,504,899	3,368,909
	China Metal Products	3,590,969	3,033,524
#	China Motor Corp.	2,192,099	2,326,095
#	China Petrochemical Development Corp.	36,664,466	9,894,189
	China Steel Corp.	129,590,320	86,795,292
#	China Steel Structure Co., Ltd.	831,219	594,330
#	China Wire & Cable Co., Ltd.	908,600	843,433
	Chinese Maritime Transport, Ltd.	807,270	674,409
	Chin-Poon Industrial Co., Ltd.	3,610,815	3,099,707
	Chipbond Technology Corp.	1,912,000	3,599,345
	ChipMOS Techinologies, Inc.	4,450,085	4,548,703
	ChipMOS Technologies, Inc., ADR	34,935	698,695
	Chun YU Works & Co., Ltd.	2,014,000	1,169,643
	Chun Yuan Steel Industry Co., Ltd.	4,603,287	1,458,139
	Chung Hsin Electric & Machinery Manufacturing Corp.	3,440,250	2,909,032
	Chung Hung Steel Corp.	9,374,000	2,435,616
#	Chung Hwa Pulp Corp.	3,997,353	1,019,750
	Chung Shing Textile Co., Ltd.	600	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	$63,998
	Clevo Co.	1,257,000	1,384,235
# *	CMC Magnetics Corp.	10,844,638	2,846,115
*	CoAsia Electronics Corp.	299,797	115,672
	Coland Holdings, Ltd.	116,000	80,736
	Collins Co., Ltd.	1,063,224	379,054
	Compal Electronics, Inc.	42,449,332	27,061,174
#	Compeq Manufacturing Co., Ltd.	8,521,000	11,271,523
	Compucase Enterprise	14,000	12,472
*	Concord Securities Co., Ltd.	2,070,993	484,608
	Continental Holdings Corp.	3,871,540	1,432,394
	Contrel Technology Co., Ltd.	1,203,000	593,809
	Coretronic Corp.	4,756,800	5,068,547
	Coxon Precise Industrial Co., Ltd.	887,000	362,308
	Creative Sensor, Inc.	529,000	325,102
	CTBC Financial Holding Co., Ltd.	159,147,073	106,054,413
	CviLux Corp.	101,000	80,732
	CyberTAN Technology, Inc.	799,000	396,734
	DA CIN Construction Co., Ltd.	2,421,579	1,740,488
*	Danen Technology Corp.	264,931	36,183
	Darfon Electronics Corp.	240,000	298,139
	Darwin Precisions Corp.	3,803,635	1,489,023
	Delpha Construction Co., Ltd.	668,015	401,691
	Depo Auto Parts Ind Co., Ltd.	501,000	784,799
	Der Pao Construction Co., Ltd.	2,158,544	0
	Dimerco Express Corp.	156,000	130,138
#	D-Link Corp.	5,550,552	2,255,440
# *	Dynamic Electronics Co., Ltd.	2,288,324	1,463,136
	Dynapack International Technology Corp.	1,164,000	2,771,155
	E Ink Holdings, Inc.	50,000	51,551
	E.Sun Financial Holding Co., Ltd.	97,334,130	88,436,832
*	Edimax Technology Co., Ltd.	1,615,902	471,505
#	Edison Opto Corp.	957,000	406,947
	Edom Technology Co., Ltd.	983,046	542,317
	Elite Semiconductor Memory Technology, Inc.	1,277,000	1,743,602
*	Elitegroup Computer Systems Co., Ltd.	3,085,395	1,124,195
*	ENG Electric Co., Ltd.	239,997	5,842
	EnTie Commercial Bank Co., Ltd.	2,417,232	1,186,323
#	Epistar Corp.	10,307,869	13,123,276
#	Eson Precision Ind. Co., Ltd.	865,000	858,400
	Eternal Materials Co., Ltd.	1,775,513	1,591,989
	Eva Airways Corp.	28,372,355	10,911,426
# *	Everest Textile Co., Ltd.	3,998,125	1,013,084
	Evergreen International Storage & Transport Corp.	5,808,000	2,568,412
*	Evergreen Marine Corp. Taiwan, Ltd.	27,320,145	10,112,831
	Everlight Chemical Industrial Corp.	680,950	320,866
	Everlight Electronics Co., Ltd.	3,503,000	3,799,260
	Excellence Opto, Inc.	96,000	61,198
	Excelsior Medical Co., Ltd.	1,114,527	2,012,523
	EZconn Corp.	194,250	235,874
	Far Eastern Department Stores, Ltd.	10,673,445	8,251,341
	Far Eastern International Bank.	26,376,177	9,387,313
	Far Eastern New Century Corp.	30,628,528	26,596,793
#	Farglory F T Z Investment Holding Co., Ltd.	1,198,648	889,729
	Farglory Land Development Co., Ltd.	3,095,264	4,441,989
*	Federal Corp.	3,567,160	1,957,266
*	First Copper Technology Co., Ltd.	1,241,750	312,003
	First Financial Holding Co., Ltd.	81,659,283	60,139,848
	First Hotel	1,470,857	648,363

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co., Ltd. (The)	2,492,064	$1,178,220
#	First Steamship Co., Ltd.	4,876,360	1,674,662
	FIT Holding Co., Ltd.	185,150	81,762
#	FLEXium Interconnect, Inc.	200,000	719,798
#	FocalTech Systems Co., Ltd.	769,000	826,280
	Forest Water Environment Engineering Co., Ltd.	20,000	28,372
	Formosa Advanced Technologies Co., Ltd.	1,623,000	2,035,143
	Formosa Chemicals & Fibre Corp.	659,000	1,669,262
#	Formosa Laboratories, Inc.	825,478	1,383,678
#	Formosa Taffeta Co., Ltd.	5,601,511	6,386,933
	Formosan Rubber Group, Inc.	2,397,957	1,442,684
	Formosan Union Chemical	2,941,843	1,250,298
	Founding Construction & Development Co., Ltd.	1,979,418	1,036,763
	Foxconn Technology Co., Ltd.	6,285,142	12,068,049
#	Froch Enterprise Co., Ltd.	1,708,734	600,006
	FSP Technology, Inc.	1,220,292	993,239
	Fubon Financial Holding Co., Ltd.	62,771,471	88,757,553
	Fullerton Technology Co., Ltd.	886,200	549,352
#	Fulltech Fiber Glass Corp.	3,552,216	1,263,805
	Fwusow Industry Co., Ltd.	1,402,043	879,937
	G Shank Enterprise Co., Ltd.	1,447,902	986,610
# *	Gemtek Technology Corp.	3,178,962	2,201,559
	General Interface Solution Holding, Ltd.	769,000	2,442,886
	Getac Technology Corp.	692,065	1,031,248
# *	Giantplus Technology Co., Ltd.	2,715,100	857,090
	Gigabyte Technology Co., Ltd.	2,852,287	4,939,068
*	Gigastorage Corp.	2,213,433	738,470
#	Global Brands Manufacture, Ltd.	2,851,951	1,352,248
	Globe Union Industrial Corp.	2,084,625	921,063
#	Gloria Material Technology Corp.	4,757,116	2,567,061
*	Gold Circuit Electronics, Ltd.	4,617,965	5,075,213
	Goldsun Building Materials Co., Ltd.	10,502,261	4,820,578
	Good Will Instrument Co., Ltd.	172,746	138,011
	Grand Fortune Securities Co., Ltd.	625,000	171,012
	Grand Ocean Retail Group, Ltd.	861,000	701,006
*	Grand Pacific Petrochemical	10,038,000	5,029,249
	Great China Metal Industry	967,000	688,522
	Great Wall Enterprise Co., Ltd.	5,278,169	7,302,693
*	Green Energy Technology, Inc.	1,424,880	2,875
	GTM Holdings Corp.	1,155,900	806,265
	Hannstar Board Corp.	3,153,547	4,189,040
#	HannStar Display Corp.	24,846,435	5,205,458
*	HannsTouch Solution, Inc.	3,723,001	1,380,801
	Hanpin Electron Co., Ltd.	286,000	273,835
#	Harvatek Corp.	1,315,553	525,784
#	Hey Song Corp.	2,788,500	3,027,492
	Highwealth Construction Corp.	1,051,000	1,533,629
	Hiroca Holdings, Ltd.	621,000	1,157,299
#	Hitron Technology, Inc.	882,098	588,778
#	Ho Tung Chemical Corp.	8,773,475	2,178,503
	Hocheng Corp.	2,192,300	545,304
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	8,793
	Hon Hai Precision Industry Co., Ltd.	74,465,192	191,373,044
	Hong Pu Real Estate Development Co., Ltd.	1,880,655	1,381,123
#	Hong TAI Electric Industrial	1,803,000	636,643
	Hong YI Fiber Industry Co.	870,000	504,661
*	Horizon Securities Co., Ltd.	2,856,000	571,373
#	Hsin Kuang Steel Co., Ltd.	1,051,124	839,080
	Hsing TA Cement Co.	1,316,614	776,757

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	HTC Corp.	5,252,000	$5,244,817
*	HUA ENG Wire & Cable Co., Ltd.	2,872,035	932,132
	Hua Nan Financial Holdings Co., Ltd.	57,669,896	37,461,299
	Huaku Development Co., Ltd.	793,000	2,412,743
	Huang Hsiang Construction Corp.	871,000	976,835
	Hung Ching Development & Construction Co., Ltd.	1,370,468	932,662
	Hung Sheng Construction, Ltd.	4,597,336	2,724,418
	Huxen Corp.	250,281	441,309
	Hwacom Systems, Inc.	270,000	129,846
	IBF Financial Holdings Co., Ltd.	27,518,350	10,082,910
	Ichia Technologies, Inc.	2,385,260	1,070,879
# *	I-Chiun Precision Industry Co., Ltd.	1,533,000	384,124
	IEI Integration Corp.	30,200	35,542
	Infortrend Technology, Inc.	1,013,000	397,986
#	Innolux Corp.	51,191,544	11,119,014
	Inpaq Technology Co., Ltd.	280,250	296,369
*	Integrated Service Technology, Inc.	115,570	174,828
	International CSRC Investment Holdings Co.	7,271,166	5,125,194
	Inventec Corp.	22,978,277	18,054,587
	ITE Technology, Inc.	1,417,479	2,228,030
#	Jarllytec Co., Ltd.	614,000	1,447,880
#	Jean Co., Ltd.	302,000	82,447
	Jess-Link Products Co., Ltd.	988,500	1,033,619
	Jih Sun Financial Holdings Co., Ltd.	11,507,456	3,633,975
	Jinli Group Holdings, Ltd.	1,115,532	279,888
#	K Laser Technology, Inc.	1,341,601	636,727
	Kaulin Manufacturing Co., Ltd.	1,017,656	436,049
	KEE TAI Properties Co., Ltd.	1,804,000	590,037
#	Kenmec Mechanical Engineering Co., Ltd.	1,594,000	816,762
#	Kindom Development Co., Ltd.	3,451,000	3,017,204
	King Chou Marine Technology Co., Ltd.	243,100	247,851
#	King Yuan Electronics Co., Ltd.	11,185,805	13,408,210
	King’s Town Bank Co., Ltd.	9,406,012	10,054,132
# *	King’s Town Construction Co., Ltd.	426,380	484,493
# *	Kinko Optical Co., Ltd.	835,000	640,571
#	Kinpo Electronics	13,245,375	5,745,051
#	Kinsus Interconnect Technology Corp.	2,700,000	4,723,040
# *	Kung Sing Engineering Corp.	3,508,614	1,071,106
	Kuo Toong International Co., Ltd.	1,303,808	753,303
	Kuoyang Construction Co., Ltd.	3,018,811	2,601,287
	Kwong Fong Industries Corp.	604,649	219,279
	Kwong Lung Enterprise Co., Ltd.	153,000	210,026
	KYE Systems Corp.	1,844,909	499,145
#	L&K Engineering Co., Ltd.	1,407,000	1,203,161
*	LAN FA Textile	1,772,713	409,975
	Leader Electronics, Inc.	347,056	74,822
#	Lealea Enterprise Co., Ltd.	7,058,941	1,684,254
	LEE CHI Enterprises Co., Ltd.	1,414,900	352,071
*	Leofoo Development Co., Ltd.	1,275,849	469,620
*	LES Enphants Co., Ltd.	615,000	126,584
#	Lextar Electronics Corp.	2,771,000	1,620,952
	Li Peng Enterprise Co., Ltd.	5,511,381	1,126,481
	Lida Holdings, Ltd.	316,680	339,585
	Lien Hwa Industrial Holdings Corp.	3,354,768	4,832,536
#	Lingsen Precision Industries, Ltd.	3,345,480	1,111,679
	Lite-On Semiconductor Corp.	2,650,729	3,672,221
	Lite-On Technology Corp.	21,413,738	33,275,856
	Long Bon International Co., Ltd.	1,264,880	601,854
	Longchen Paper & Packaging Co., Ltd.	8,036,807	3,579,776

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Lucky Cement Corp.	1,567,000	$394,486
#	Macronix International	16,031,605	19,126,817
	Materials Analysis Technology, Inc.	37,000	93,340
	Mayer Steel Pipe Corp.	1,303,456	775,403
#	Maywufa Co., Ltd.	182,070	79,579
	Mega Financial Holding Co., Ltd.	73,522,796	73,958,714
	Mercuries & Associates Holding, Ltd.	3,510,514	2,579,884
*	Mercuries Life Insurance Co., Ltd.	10,696,999	3,436,697
*	MIN AIK Technology Co., Ltd.	1,234,600	521,047
	Mitac Holdings Corp.	3,991,859	4,059,210
*	Motech Industries, Inc.	2,735,658	495,576
	MPI Corp.	378,000	833,998
	Nan Ren Lake Leisure Amusement Co., Ltd.	1,501,000	445,861
#	Nan Ya Printed Circuit Board Corp.	2,145,000	5,080,141
	Nanya Technology Corp.	9,485,000	20,360,325
*	New Asia Construction & Development Corp.	1,060,304	166,862
	New Era Electronics Co., Ltd.	168,000	82,933
	Nien Hsing Textile Co., Ltd.	1,146,061	611,798
	Nishoku Technology, Inc.	264,000	525,017
*	O-Bank Co., Ltd.	1,286,000	313,010
	OptoTech Corp.	2,537,828	1,820,864
# *	Orient Semiconductor Electronics, Ltd.	1,705,670	698,584
	Pacific Construction Co.	2,487,452	757,675
#	Pan Jit International, Inc.	1,211,100	985,737
	Pan-International Industrial Corp.	4,357,444	2,763,220
*	Paragon Technologies Co., Ltd.	255,191	246,773
	Pegatron Corp.	21,057,998	46,199,287
*	Phihong Technology Co., Ltd.	2,782,882	681,715
	Plastron Precision Co., Ltd.	38,156	18,958
#	Plotech Co., Ltd.	640,000	394,141
	Pou Chen Corp.	21,713,550	20,447,520
	President Securities Corp.	8,907,324	4,002,605
	Prince Housing & Development Corp.	7,885,018	2,671,177
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	136,609
*	Promise Technology, Inc.	813,000	137,353
	Qisda Corp.	15,566,171	8,776,478
	Qualipoly Chemical Corp.	290,593	254,745
#	Quintain Steel Co., Ltd.	1,655,473	354,579
#	Radiant Opto-Electronics Corp.	845,000	2,773,288
	Radium Life Tech Co., Ltd.	9,287,226	3,272,357
	Rich Development Co., Ltd.	5,554,054	1,732,033
*	Ritek Corp.	13,080,095	2,191,650
# *	Rotam Global Agrosciences, Ltd.	300,693	146,169
	Ruentex Development Co., Ltd.	3,861,320	5,746,845
	Ruentex Industries, Ltd.	2,312,600	5,296,511
	Sampo Corp.	2,905,340	1,874,064
	San Fang Chemical Industry Co., Ltd.	23,000	18,251
#	San Far Property, Ltd.	1,818,876	1,007,095
	Sanyang Motor Co., Ltd.	2,660,624	1,760,335
	Sesoda Corp.	1,694,098	1,379,046
	Shan-Loong Transportation Co., Ltd.	563,000	556,249
	Sharehope Medicine Co., Ltd.	112,770	174,160
	Sheng Yu Steel Co., Ltd.	1,083,000	587,289
#	ShenMao Technology, Inc.	729,000	473,622
	Shih Her Technologies, Inc.	411,000	534,262
*	Shih Wei Navigation Co., Ltd.	2,342,577	459,213
#	Shihlin Electric & Engineering Corp.	4,113,000	5,830,897
#	Shin Kong Financial Holding Co., Ltd.	71,913,996	20,472,990

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co., Ltd.	1,442,000	$6,327,551
*	Shining Building Business Co., Ltd.	1,300,368	393,560
	Shinkong Insurance Co., Ltd.	2,210,412	2,729,984
#	Shinkong Synthetic Fibers Corp.	13,155,754	4,830,762
*	Shuttle, Inc.	2,935,015	991,425
#	Sigurd Microelectronics Corp.	5,234,231	6,373,337
# *	Silicon Integrated Systems Corp.	3,913,808	1,505,059
	Silitech Technology Corp.	49,878	47,698
	Sincere Navigation Corp.	3,245,242	1,604,650
	Sinher Technology, Inc.	273,000	358,463
	Sinon Corp.	4,462,877	2,818,965
	SinoPac Financial Holdings Co., Ltd.	85,802,595	34,922,881
	Sinphar Pharmaceutical Co., Ltd.	70,000	45,700
	Sirtec International Co., Ltd.	672,200	647,662
	Siward Crystal Technology Co., Ltd.	1,542,875	1,035,235
*	Solar Applied Materials Technology Co.	1,697,919	1,099,391
	Solomon Technology Corp.	488,000	309,356
	Solteam, Inc.	39,390	31,959
	Southeast Cement Co., Ltd.	2,072,700	1,116,234
	Spirox Corp.	475,563	448,007
	Sunplus Technology Co., Ltd.	4,517,620	1,595,703
#	Sunrex Technology Corp.	1,191,108	1,320,083
#	Sunspring Metal Corp.	680,000	489,071
	Supreme Electronics Co., Ltd.	3,446,441	3,870,765
	Sweeten Real Estate Development Co., Ltd.	1,362,217	925,250
	Synnex Technology International Corp.	7,385,550	9,856,696
	T3EX Global Holdings Corp.	328,499	240,706
	Ta Ya Electric Wire & Cable	5,052,262	1,660,162
#	Tah Hsin Industrial Corp.	970,900	1,597,228
#	TA-I Technology Co., Ltd.	133,500	355,764
# *	Tai Tung Communication Co., Ltd.	451,000	246,569
	Taichung Commercial Bank Co., Ltd.	26,904,492	10,305,379
	Taiflex Scientific Co., Ltd.	1,999,960	3,108,550
#	Tainan Enterprises Co., Ltd.	885,183	615,364
#	Tainan Spinning Co., Ltd.	12,067,485	3,695,960
*	Tainergy Tech Co., Ltd.	338,855	169,424
#	Tai-Saw Technology Co., Ltd.	158,000	112,482
	Taishin Financial Holding Co., Ltd.	83,919,718	35,693,778
	Taisun Enterprise Co., Ltd.	178,423	140,292
	Taita Chemical Co., Ltd.	1,931,581	635,914
	Taiwan Business Bank	43,270,402	15,674,649
#	Taiwan Cement Corp.	66,265,095	95,605,638
	Taiwan Chinsan Electronic Industrial Co., Ltd.	320,000	341,461
	Taiwan Cooperative Financial Holding Co., Ltd.	54,994,886	36,929,778
	Taiwan Fertilizer Co., Ltd.	5,241,000	8,077,138
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,025,576
#	Taiwan FU Hsing Industrial Co., Ltd.	648,000	868,119
	Taiwan Glass Industry Corp.	12,277,982	3,691,723
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	2,401,010
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,663,000	993,794
	Taiwan Kolin Co., Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	6,049,322	1,401,404
	Taiwan Navigation Co., Ltd.	1,935,000	1,040,447
#	Taiwan PCB Techvest Co., Ltd.	2,737,946	3,086,173
	Taiwan Pulp & Paper Corp.	2,351,660	1,628,022
	Taiwan Shin Kong Security Co., Ltd.	39,000	47,444
#	Taiwan Surface Mounting Technology Corp.	2,335,991	7,007,046
	Taiwan TEA Corp.	6,941,092	3,323,267
	Taiyen Biotech Co., Ltd.	926,217	966,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Tatung Co., Ltd.	3,510,000	$2,522,107
	Te Chang Construction Co., Ltd.	16,260	15,907
	Teco Electric and Machinery Co., Ltd.	12,562,725	11,304,635
	Tera Autotech Corp.	23,000	17,297
	Test-Rite International Co., Ltd.	1,473,266	949,150
*	Tex-Ray Industrial Co., Ltd.	318,000	114,743
	Thye Ming Industrial Co., Ltd.	26,000	26,653
	Ton Yi Industrial Corp.	3,768,600	1,157,250
	Tong Yang Industry Co., Ltd.	2,384,000	2,849,276
	Tong-Tai Machine & Tool Co., Ltd.	2,091,447	927,696
	Topco Technologies Corp.	6,000	13,228
#	Topoint Technology Co., Ltd.	1,329,459	865,442
*	TPK Holding Co., Ltd.	3,432,000	4,801,092
	Tripod Technology Corp.	2,604,000	9,200,967
	Tsann Kuen Enterprise Co., Ltd.	215,000	114,900
*	TSEC Corp.	1,323,036	246,055
	TSRC Corp.	113,000	61,368
	Tung Ho Steel Enterprise Corp.	9,383,274	7,244,913
	TXC Corp.	1,802,000	3,883,974
	TYC Brother Industrial Co., Ltd.	1,656,723	1,336,228
*	Tycoons Group Enterprise	3,688,337	511,345
#	Tyntek Corp.	2,234,097	952,965
	UDE Corp.	353,000	240,642
	U-Ming Marine Transport Corp.	2,911,000	2,878,513
#	Unimicron Technology Corp.	12,118,363	17,163,500
*	Union Bank Of Taiwan	13,597,959	4,866,948
	Unitech Computer Co., Ltd.	958,739	747,124
#	Unitech Printed Circuit Board Corp.	5,390,466	4,061,951
#	United Microelectronics Corp.	119,503,681	61,827,025
*	United Renewable Energy Co., Ltd.	17,496,072	3,068,815
*	Unity Opto Technology Co., Ltd.	2,993,000	414,681
	Univacco Technology, Inc.	46,000	36,612
	Universal Cement Corp.	4,411,583	2,599,699
# *	Unizyx Holding Corp.	1,586,000	833,000
	UPC Technology Corp.	9,848,598	3,297,238
	USI Corp.	8,304,827	3,453,890
*	Usun Technology Co., Ltd.	128,100	94,233
	Ve Wong Corp.	1,331,806	1,240,341
	Victory New Materials, Ltd. Co.	1,285,687	433,621
	Wah Hong Industrial Corp.	531,516	420,437
	Wah Lee Industrial Corp.	1,826,000	3,318,881
#	Walsin Lihwa Corp.	19,042,412	8,355,280
	Walton Advanced Engineering, Inc.	2,700,853	944,793
	Wan Hai Lines, Ltd.	6,440,000	3,629,511
	Wei Mon Industry Co., Ltd.	3,885,691	0
	Weikeng Industrial Co., Ltd.	2,856,490	1,428,443
	Well Shin Technology Co., Ltd.	810,080	1,214,763
*	Wha Yu Industrial Co., Ltd.	238,000	110,684
	Winbond Electronics Corp.	28,966,572	13,441,245
	Winstek Semiconductor Co., Ltd.	247,000	197,517
*	Wintek Corp.	20,783,484	239,800
	Wisdom Marine Lines Co., Ltd.	3,522,953	2,962,864
	Wistron Corp.	29,887,343	28,026,603
	WPG Holdings, Ltd.	10,420,284	13,574,266
	WT Microelectronics Co., Ltd.	3,361,751	4,327,007
#	WUS Printed Circuit Co., Ltd.	1,522,965	1,551,512
*	Yang Ming Marine Transport Corp.	11,497,759	2,604,263
	YC INOX Co., Ltd.	3,795,833	3,031,352
	YCC Parts Manufacturing Co., Ltd.	10,000	13,700

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co., Ltd.	1,229,825	$617,006
#	Yem Chio Co., Ltd.	4,362,371	1,621,073
*	Yeong Guan Energy Technology Group Co., Ltd.	725,000	1,495,534
	YFC-Boneagle Electric Co., Ltd.	34,000	20,621
#	YFY, Inc.	14,267,847	6,101,300
	Yi Jinn Industrial Co., Ltd.	2,073,142	817,037
	Yieh Phui Enterprise Co., Ltd.	12,693,265	3,791,476
	Young Fast Optoelectronics Co., Ltd.	839,000	545,089
#	Youngtek Electronics Corp.	1,201,047	2,030,745
	Yuanta Financial Holding Co., Ltd.	102,197,918	58,250,658
#	Yulon Motor Co., Ltd.	9,922,572	5,746,292
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	208,687	480,774
	Zenitron Corp.	1,820,000	1,139,614
#	Zero One Technology Co., Ltd.	604,000	669,270
	Zhen Ding Technology Holding, Ltd.	3,635,000	13,043,534
#	Zig Sheng Industrial Co., Ltd.	3,946,352	1,012,779
	Zinwell Corp.	701,000	372,943
	ZongTai Real Estate Development Co., Ltd.	1,327,159	1,438,377

TOTAL TAIWAN			2,505,144,188

THAILAND — (2.5%)
	AAPICO Hitech PCL	226,500	64,054
	AAPICO Hitech PCL	816,861	231,008
	AJ Plast PCL	1,465,000	430,150
	Amata Corp. PCL	1,549,400	612,960
	Ananda Development PCL	5,845,600	298,107
	AP Thailand PCL	20,600,930	3,215,413
*	Asia Aviation PCL	4,545,600	262,719
*	Asia Aviation PCL	405,600	23,442
	Asia Plus Group Holdings PCL	6,868,900	365,152
	Bangchak Corp. PCL	6,810,700	3,894,234
	Bangkok Airways PCL	4,493,000	819,308
	Bangkok Bank PCL	2,241,353	7,204,473
	Bangkok Insurance PCL	215,128	1,575,810
	Bangkok Land PCL	88,313,196	2,920,572
	Bangkok Life Assurance PCL	1,180,900	565,722
*	Bangkok Ranch PCL	3,615,300	236,886
	Bank of Ayudhya PCL	63,700	42,526
	Banpu PCL	37,660,850	6,809,333
	Better World Green PCL	4,257,100	52,630
	Cal-Comp Electronics Thailand PCL, Class F	23,580,214	1,056,755
	Charoen Pokphand Foods PCL	27,695,800	23,111,933
	Charoong Thai Wire & Cable PCL, Class F	1,134,900	177,136
	Esso Thailand PCL	9,313,400	1,554,392
	GFPT PCL	4,052,100	1,427,722
	Global Green Chemicals PCL, Class F	340,900	86,397
	Hana Microelectronics PCL	5,212,300	4,671,819
	ICC International PCL	2,384,400	2,579,323
	Ichitan Group PCL	1,234,400	223,188
	Indorama Ventures PCL	3,657,400	3,249,892
	IRPC PCL	62,616,500	5,186,593
	Italian-Thai Development PCL	24,479,900	1,028,981
	Kasikornbank PCL	9,993,101	26,639,004
*	KGI Securities Thailand PCL	5,542,400	661,217
	Khon Kaen Sugar Industry PCL	10,656,207	645,531
	Kiatnakin Bank PCL	1,796,900	2,346,439
	Krung Thai Bank PCL	23,092,100	7,850,814
	Lalin Property PCL	204,200	25,876
	LH Financial Group PCL	17,324,546	530,097

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	LPN Development PCL	11,686,302	$1,293,060
*	MCOT PCL	552,300	103,274
	Millcon Steel PCL	5,155,313	84,448
	Minor International PCL	917,800	598,534
	Nawarat Patanakarn PCL	516,500	7,184
	Origin Property PCL, Class F	568,500	79,771
*	Padaeng Industry PCL	336,900	46,649
	Polyplex Thailand PCL	3,381,625	1,463,228
	Power Solution Technologies PCL, Class F	9,043,700	97,830
*	Precious Shipping PCL	8,171,350	969,803
	Property Perfect PCL	38,337,000	414,710
	Pruksa Holding PCL	5,899,400	1,987,435
	PTT Exploration & Production PCL	10,072,500	26,305,865
	PTT Global Chemical PCL	11,631,341	13,570,797
	PTT PCL	84,157,300	92,337,634
	Quality Houses PCL	30,671,497	1,971,773
*	Regional Container Lines PCL	3,498,400	324,376
	Rojana Industrial Park PCL	9,398,273	1,219,989
	Saha Pathana Inter-Holding PCL	2,528,700	4,591,597
	Saha Pathanapibul PCL	1,416,533	2,232,829
*	Sahakol Equipment PCL	1,782,300	88,137
	Saha-Union PCL	2,180,500	2,476,692
*	Sahaviriya Steel Industries PCL	3,132,437	26,140
	Samart Telcoms PCL	113,900	20,418
	Sansiri PCL	47,327,466	1,038,557
	SC Asset Corp. PCL	18,558,653	1,147,189
	SCG Ceramics PCL	456,027	14,940
	Sena Development PCL	1,331,366	92,173
	Siam City Cement PCL	4,600	16,990
	Siam Commercial Bank PCL (The)	6,032,000	12,770,576
	Siam Future Development PCL	7,069,295	1,026,910
	Singha Estate PCL	547,000	28,233
	Somboon Advance Technology PCL	2,285,600	805,311
	SPCG PCL	104,900	56,414
	Sri Trang Agro-Industry PCL	8,398,540	3,374,471
	Srithai Superware PCL	15,076,100	293,554
	Star Petroleum Refining PCL	14,326,700	2,590,363
	STP & I PCL	5,380,400	831,463
	Supalai PCL	10,524,500	4,846,702
	Super Energy Corp. PCL	114,997,600	2,061,462
	Susco PCL	126,100	8,185
	SVI PCL	228,800	17,396
	Syntec Construction PCL	5,229,800	219,828
*	Tata Steel Thailand PCL	35,263,200	359,662
*	Thai Airways International PCL	6,464,111	1,468,435
	Thai Oil PCL	6,292,600	7,973,933
	Thai Rayon PCL	58,700	40,095
	Thai Stanley Electric PCL	41,000	162,201
	Thai Stanley Electric PCL, Class F	177,900	703,792
	Thai Wacoal PCL	81,200	115,444
	Thaicom PCL	4,310,300	506,232
	Thanachart Capital PCL	3,649,400	4,145,123
	Thitikorn PCL	1,800,500	495,270
	Thoresen Thai Agencies PCL	6,833,078	629,349
	TMB Bank PCL	149,555,109	4,437,426
	TPI Polene PCL	50,759,040	1,882,579
	TPI Polene Power PCL	1,187,900	143,921
	True Corp. PCL	104,505,000	10,788,030
	Unique Engineering & Construction PCL	413,600	78,617

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	7,080,400	$717,778
	Vinythai PCL	2,358,217	1,654,506
	Workpoint Entertainment PCL	303,200	95,585

TOTAL THAILAND.			332,628,476

TURKEY — (0.7%)
# *	Akbank T.A.S	16,076,385	13,571,687
# *	Albaraka Turk Katilim Bankasi A.S	6,494,829	1,181,559
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,982,861
#	Anadolu Cam Sanayii A.S	2,077,462	1,225,412
	Anadolu Efes Biracilik Ve Malt Sanayii A.S	287,391	753,929
# *	Bera Holding A.S	1,459,263	808,277
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S	425,510	583,729
*	Cimsa Cimento Sanayi VE Ticaret A.S	487,312	542,154
#	Dogan Sirketler Grubu Holding A.S	1,950,090	502,687
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S	1,677,567	1,144,682
	Enka Insaat ve Sanayi A.S	3,760,505	3,257,764
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S	1,478,071	821,338
# *	GSD Holding A.S	977,949	207,520
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	772,428	249,561
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	9,790,139	3,083,844
	Raks Elektronik Sanayi ve Ticaret A.S	5,859	0
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S	1,430,216	1,558,225
#	Trakya Cam Sanayii A.S	4,910,448	2,271,430
# *	Turk Hava Yollari AO.	6,490,946	9,930,997
# *	Turkiye Garanti Bankasi A.S	17,800,101	21,252,085
# *	Turkiye Halk Bankasi A.S	3,642,964	2,712,012
# *	Turkiye Is Bankasi A.S., Class C	9,560,380	6,786,513
# *	Turkiye Sinai Kalkinma Bankasi A.S	17,366,814	2,561,945
#	Turkiye Sise ve Cam Fabrikalari A.S	3,832,565	2,662,414
*	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	4,084,182
*	Yapi ve Kredi Bankasi A.S	18,301,892	5,509,879

TOTAL TURKEY			89,246,686

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	23,013	27,658

TOTAL COMMON STOCKS			13,159,020,988

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	1,035,953	2,722,332
	Banco Bradesco SA	973,901	3,429,670
	Banco do Estado do Rio Grande do Sul SA, Class B	2,445,668	5,639,801
	Cia Ferro Ligas da Bahia - FERBASA	484,938	1,502,640
	Eucatex SA Industria e Comercio	262,828	231,997
	Gerdau SA	494,320	1,067,198
	Grazziotin SA	6,400	29,388
	Marcopolo SA	3,087,243	1,623,699
	Petroleo Brasileiro SA BRPETRACNPR6	17,625,950	58,505,746
	Schulz SA	118,480	180,839
	Unipar Carbocloro SA	371,049	1,596,671
	Usinas Siderurgicas de Minas Gerais SA, Class A	318,971	281,554

TOTAL BRAZIL			76,811,535

COLOMBIA — (0.0%)
	Avianca Holdings SA	1,662,764	211,258

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Argos SA	374,078	$765,353
	Grupo de Inversiones Suramericana SA	997,447	4,756,706

	TOTAL COLOMBIA		5,733,317

	TOTAL PREFERRED STOCKS		82,544,852

	RIGHTS/WARRANTS — (0.0%)
	CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	65,061	0

	INDIA — (0.0%)
*	Arvind Fashions, Ltd. Rights 04/17/20	125,733	0

	TAIWAN — (0.0%)
*	Hannstar Board Corp. Rights 05/18/20	189,941	25,550
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	1,792,030	44,595
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	2,047	14

	TOTAL TAIWAN		70,159

	TOTAL RIGHTS/WARRANTS		70,159

	TOTAL INVESTMENT SECURITIES (Cost $15,417,418,290)		13,241,635,999

			Value†
	SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	26,129,631	302,345,960

	TOTAL INVESTMENTS — (100.0%) (Cost $15,719,681,827)		$13,543,981,959

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

1	Computed using average shares outstanding.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index.	650	06/19/20	$27,070,721	$29,441,750	$2,371,029
S&P 500® Emini Index.	495	06/19/20	67,160,442	71,834,400	4,673,958

Total Futures Contracts.			$94,231,163	$101,276,150	$7,044,987

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$19,230	—	$19,230
Brazil	$612,152,262	—	—	612,152,262
Canada	5,632,815	—	—	5,632,815
Chile	136,227,454	—	—	136,227,454
China	311,933,368	3,661,623,927	—	3,973,557,295
Colombia	13,878,602	—	—	13,878,602
Czech Republic	—	27,147,010	—	27,147,010
Greece	—	16,210,827	—	16,210,827
Hong Kong	—	2,108,252	—	2,108,252
Hungary	—	33,321,434	—	33,321,434
India	79,214,132	1,589,667,334	—	1,668,881,466
Indonesia	327,325	248,090,907	—	248,418,232
Malaysia	17,329	304,119,059	—	304,136,388
Mexico	293,200,632	—	—	293,200,632
Philippines	—	131,884,986	—	131,884,986
Poland	—	109,551,653	—	109,551,653
Qatar	—	23,891	—	23,891
Russia	19,075,783	216,469,293	—	235,545,076
Saudi Arabia	—	9,879,430	—	9,879,430
South Africa	177,874,723	394,111,924	—	571,986,647
South Korea	181,083,531	1,657,126,867	—	1,838,210,398
Taiwan	13,096,660	2,492,047,528	—	2,505,144,188
Thailand	332,602,336	26,140	—	332,628,476
Turkey	—	89,246,686	—	89,246,686
United Arab Emirates	—	27,658	—	27,658
Preferred Stocks
Brazil	76,811,535	—	—	76,811,535
Colombia	5,733,317	—	—	5,733,317
Rights/Warrants
Taiwan	—	70,159	—	70,159
Securities Lending Collateral	—	302,345,960	—	302,345,960
Futures Contracts**	7,044,987	—	—	7,044,987

TOTAL.	$2,265,906,791	$11,285,120,155	—	$13,551,026,946

**	Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (8.5%)
	A.H. Belo Corp., Class A	1,763	$2,733
	Activision Blizzard, Inc.	22,962	1,463,368
	Alaska Communications Systems Group, Inc.	2,160	4,320
*	Alphabet, Inc., Class A	4,983	6,710,606
*	Alphabet, Inc., Class C	5,216	7,034,611
*	Altice USA, Inc., Class A	23,147	601,128
#	AMC Entertainment Holdings, Inc., Class A	8,224	40,462
#*	AMC Networks, Inc., Class A	5,887	140,405
#*	ANGI Homeservices, Inc., Class A	3,777	25,589
	Anterix, Inc.	1,929	101,272
	AT&T, Inc.	343,604	10,469,614
	ATN International, Inc.	3,463	215,122
*	Ballantyne Strong, Inc.	900	1,395
*	Boingo Wireless, Inc.	6,938	96,716
	Cable One, Inc.	630	1,205,102
*	Cargurus, Inc.	1,568	35,876
*	Cars.com, Inc.	10,644	55,136
*	Central European Media Enterprises, Ltd., Class A	1,891	7,356
	CenturyLink, Inc.	138,346	1,469,234
*	Charter Communications, Inc., Class A	7,328	3,629,045
*	Cincinnati Bell, Inc.	8,716	127,689
	Cinemark Holdings, Inc.	16,489	235,463
*	Clear Channel Outdoor Holdings, Inc.	5,653	5,454
	Cogent Communications Holdings, Inc.	4,641	389,055
	Comcast Corp., Class A	228,530	8,599,584
*	comScore, Inc.	8,429	24,360
	Consolidated Communications Holdings, Inc.	14,555	91,260
*	Cumulus Media, Inc., Class A	633	2,804
*	DHI Group, Inc.	3,750	10,425
#*	Discovery, Inc., Class A	17,178	385,131
*	Discovery, Inc., Class C	38,466	785,091
*	DISH Network Corp., Class A	25,543	638,958
*	Electronic Arts, Inc.	11,244	1,284,739
	Emerald Holding, Inc.	8,308	18,942
#	Entercom Communications Corp., Class A	22,559	27,522
	Entravision Communications Corp., Class A	9,735	14,213
	EW Scripps Co. (The), Class A	9,868	79,635
*	Facebook, Inc., Class A	63,263	12,950,569
*	Fluent, Inc.	6,199	12,460
	Fox Corp., Class A	30,160	780,239
*	Fox Corp., Class B	22,819	583,254
#*	Gaia, Inc.	1,300	11,817
#	Gannett Co., Inc.	19,704	22,266
*	GCI Liberty, Inc., Class A	11,719	712,867
*	Glu Mobile, Inc.	5,578	43,508
*	Gray Television, Inc.	14,857	172,490
*	Hemisphere Media Group, Inc.	1,613	14,969
*	IAC/InterActiveCorp	2,216	495,232
*	IMAX Corp.	8,607	98,980
#*	Intelsat SA	14,547	18,184
	Interpublic Group of Cos., Inc. (The)	45,927	779,840
*	Iridium Communications, Inc.	14,903	335,392
	John Wiley & Sons, Inc., Class A	7,363	276,481
	John Wiley & Sons, Inc., Class B	312	11,610

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lee Enterprises, Inc.	1,100	$1,008
*	Liberty Broadband Corp., Class A	1,324	158,906
*	Liberty Broadband Corp., Class C	7,034	862,931
*	Liberty Latin America, Ltd., Class A	9,637	103,116
*	Liberty Latin America, Ltd., Class C	20,101	207,844
#*	Liberty Media Corp.-Liberty Braves, Class A	363	7,492
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	83,313
*	Liberty Media Corp.-Liberty Formula One, Class A	2,010	60,802
*	Liberty Media Corp.-Liberty Formula One, Class C	22,522	724,983
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,683	191,574
*	Liberty Media Corp.-Liberty SiriusXM, Class C	12,225	416,506
*	Liberty TripAdvisor Holdings, Inc., Class A	9,889	23,239
#*	Lions Gate Entertainment Corp., Class A	10,479	74,820
*	Lions Gate Entertainment Corp., Class B	16,116	107,655
#*	Live Nation Entertainment, Inc.	9,726	436,406
*	Loral Space & Communications, Inc.	2,740	60,280
*	Madison Square Garden Entertainment Corp.	1,674	138,440
*	Madison Square Garden Sports C	1,674	286,790
*	Marchex, Inc., Class B	3,498	5,842
	Marcus Corp. (The)	3,336	48,505
#*	Match Group, Inc.	4,722	363,405
*	Meet Group, Inc. (The)	11,744	72,460
#	Meredith Corp.	6,490	96,247
#*	MSG Networks, Inc., Class A	5,969	70,912
	National CineMedia, Inc.	12,798	42,233
*	Netflix, Inc.	3,698	1,552,605
#	New York Times Co. (The), Class A	10,741	349,297
	News Corp., Class A	47,238	468,129
	News Corp., Class B	21,216	216,827
	Nexstar Media Group, Inc., Class A	6,119	428,575
#	Omnicom Group, Inc.	21,379	1,219,244
*	ORBCOMM, Inc.	6,642	17,535
*	QuinStreet, Inc.	6,390	64,922
*	Reading International, Inc., Class A	2,550	10,876
#*	Roku, Inc.	399	48,371
	Saga Communications, Inc., Class A	347	9,758
	Salem Media Group, Inc.	1,500	1,295
	Scholastic Corp.	5,612	163,141
	Shenandoah Telecommunications Co.	9,059	484,747
#	Sirius XM Holdings, Inc.	35,386	209,131
#*	Snap, Inc., Class A	20,854	367,239
	Spok Holdings, Inc.	2,587	26,543
*	Take-Two Interactive Software, Inc.	7,072	856,066
*	TechTarget, Inc.	3,207	74,787
	TEGNA, Inc.	34,128	365,852
	Telephone and Data Systems, Inc.	16,403	321,827
*	T-Mobile US, Inc.	24,672	2,166,202
	Townsquare Media, Inc., Class A	1,300	6,370
*	Travelzoo	2,000	11,140
	Tribune Publishing Co.	5,864	50,254
	TripAdvisor, Inc.	14,054	280,658
*	TrueCar Inc.	11,250	28,800
*	Twitter, Inc.	24,008	688,549
*	United States Cellular Corp.	6,305	200,688
	Verizon Communications, Inc.	241,142	13,853,608
	ViacomCBS, Inc., Class A	1,096	21,514
	ViacomCBS, Inc., Class B	43,083	743,613
*	Vonage Holdings Corp.	25,755	215,312
	Walt Disney Co. (The)	31,507	3,407,482

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	World Wrestling Entertainment, Inc., Class A	2,404	$106,906
*	Yelp, Inc.	9,440	210,984
#*	Zedge, Inc., Class B	1,022	1,145
*	Zillow Group, Inc., Class A	4,266	185,742
#*	Zillow Group, Inc., Class C	9,269	407,465
*	Zynga, Inc., Class A	85,388	643,825

TOTAL COMMUNICATION SERVICES			98,482,306

CONSUMER DISCRETIONARY — (12.5%)
*	1-800-Flowers.com, Inc., Class A	5,186	99,519
	Aaron’s, Inc.	8,664	276,468
#	Abercrombie & Fitch Co., Class A	14,633	154,817
	Acushnet Holdings Corp.	9,745	267,013
*	Adient P.L.C.	6,038	90,449
*	Adtalem Global Education, Inc.	9,323	296,192
	Advance Auto Parts, Inc.	3,773	456,193
*	Amazon.com, Inc.	13,230	32,731,020
*	American Axle & Manufacturing Holdings, Inc.	13,899	60,044
	American Eagle Outfitters, Inc.	32,450	257,977
*	American Public Education, Inc.	2,802	72,208
*	America’s Car-Mart, Inc.	1,100	72,545
	Aptiv P.L.C.	24,175	1,681,371
	Aramark	21,930	598,908
	Ark Restaurants Corp.	120	1,422
#*	Asbury Automotive Group, Inc.	3,077	207,697
#*	Ascena Retail Group, Inc.	1,933	2,803
#*	At Home Group, Inc.	8,348	19,618
#	Autoliv, Inc.	13,399	804,208
*	AutoNation, Inc.	13,704	510,337
*	AutoZone, Inc.	902	920,329
*	Barnes & Noble Education, Inc.	6,289	11,257
	Bassett Furniture Industries, Inc.	1,200	8,208
	BBX Capital Corp.	10,920	23,150
*	Beazer Homes USA, Inc.	4,142	29,160
#	Bed Bath & Beyond, Inc.	8,034	49,730
	Best Buy Co., Inc.	25,955	1,991,527
#	Big 5 Sporting Goods Corp.	3,788	5,190
	Big Lots, Inc.	6,301	147,758
*	Biglari Holdings, Inc., Class A	22	7,810
*	Biglari Holdings, Inc., Class B	227	15,888
	Bloomin’ Brands, Inc.	11,019	132,779
*	Booking Holdings, Inc.	1,958	2,898,956
*	Boot Barn Holdings, Inc.	4,393	81,095
	BorgWarner, Inc.	34,378	982,179
*	Bright Horizons Family Solutions, Inc.	4,585	533,923
	Brinker International, Inc.	3,652	85,019
	Brunswick Corp.	11,366	542,386
#	Buckle, Inc. (The)	7,967	121,975
#*	Build-A-Bear Workshop, Inc.	2,400	6,096
*	Burlington Stores, Inc.	4,185	764,558
	Caleres, Inc.	7,051	57,184
	Callaway Golf Co.	12,039	172,398
*	Capri Holdings, Ltd.	14,895	227,149
#*	CarMax, Inc.	11,811	869,880
#	Carnival Corp.	27,924	443,992
	Carriage Services, Inc.	2,352	35,327
#*	Carrols Restaurant Group, Inc.	8,663	31,620
#	Carter’s, Inc.	6,367	497,899
#*	Carvana Co.	843	67,533

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cato Corp. (The), Class A	4,682	$52,719
*	Cavco Industries, Inc.	1,219	188,555
*	Century Communities, Inc.	4,391	94,055
#	Cheesecake Factory, Inc. (The)	7,163	159,663
#*	Chegg, Inc.	4,219	180,362
	Chico’s FAS, Inc.	20,302	30,453
	Children’s Place, Inc. (The)	2,492	73,664
	Choice Hotels International, Inc.	3,662	274,833
	Citi Trends, Inc.	2,312	26,264
	Collectors Universe, Inc.	1,300	28,561
#	Columbia Sportswear Co.	9,106	663,736
*	Conn’s, Inc.	4,758	32,164
*	Container Store Group, Inc. (The)	4,590	9,639
	Cooper Tire & Rubber Co.	10,504	222,580
*	Cooper-Standard Holdings, Inc.	3,315	42,598
#	Cracker Barrel Old Country Store, Inc.	3,493	340,218
*	Crocs, Inc.	10,059	243,931
	Culp, Inc.	1,923	13,673
	Dana, Inc.	22,857	262,855
	Darden Restaurants, Inc.	11,692	862,753
#	Dave & Buster’s Entertainment, Inc.	5,781	84,634
*	Deckers Outdoor Corp.	4,029	599,354
*	Del Taco Restaurants, Inc.	5,595	32,899
#*	Delphi Technologies P.L.C.	12,365	123,526
*	Delta Apparel, Inc.	600	7,728
*	Denny’s Corp.	5,995	67,564
	Designer Brands, Inc., Class A	11,319	71,876
*	Destination XL Group, Inc.	6,598	2,558
	Dick’s Sporting Goods, Inc.	11,333	333,077
#	Dillard’s, Inc., Class A	3,432	101,175
	Dine Brands Global, Inc.	1,722	76,440
*	Dixie Group, Inc. (The)	1,369	1,068
	Dollar General Corp.	10,935	1,916,905
*	Dollar Tree, Inc.	20,807	1,657,694
	Domino’s Pizza, Inc.	1,500	542,895
*	Dorman Products, Inc.	5,212	328,773
	DR Horton, Inc.	31,458	1,485,447
	Dunkin’ Brands Group, Inc.	5,290	332,424
	eBay, Inc.	43,028	1,713,805
*	El Pollo Loco Holdings, Inc.	4,262	52,124
	Escalade, Inc.	1,450	12,397
	Ethan Allen Interiors, Inc.	4,083	46,179
*	Etsy, Inc.	8,119	526,680
	Expedia Group, Inc.	11,270	799,945
*	Express, Inc.	11,471	23,745
	Extended Stay America, Inc.	29,125	316,589
*	Fiesta Restaurant Group, Inc.	3,560	25,899
*	Five Below, Inc.	5,358	483,077
	Flexsteel Industries, Inc.	1,721	16,522
#*	Floor & Decor Holdings, Inc., Class A	11,135	472,124
	Foot Locker, Inc.	15,240	390,601
	Ford Motor Co.	342,165	1,741,620
*	Fossil Group, Inc.	8,906	35,268
*	Fox Factory Holding Corp.	5,006	255,356
#*	Francesca’s Holdings Corp.	760	2,006
*	frontdoor, Inc.	6,655	257,615
#*	Funko, Inc., Class A	3,500	14,980
	Gap, Inc. (The)	52,455	425,935
	Garmin, Ltd.	9,066	735,797

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Garrett Motion, Inc.	2,881	$15,701
	General Motors Co.	73,459	1,637,401
*	Genesco, Inc.	3,112	58,910
	Gentex Corp.	34,681	840,667
*	Gentherm, Inc.	4,760	178,214
	Genuine Parts Co.	10,381	823,006
*	G-III Apparel Group, Ltd.	7,768	88,011
	Goodyear Tire & Rubber Co. (The)	24,359	174,654
#*	GoPro, Inc., Class A	15,660	55,123
	Graham Holdings Co., Class B	687	267,937
*	Grand Canyon Education, Inc.	5,044	433,885
*	Green Brick Partners, Inc.	5,861	52,221
	Group 1 Automotive, Inc.	2,918	165,130
#*	Groupon, Inc.	51,700	63,074
*	GrubHub, Inc.	5,746	274,601
#	Guess?, Inc.	14,243	133,172
#	H&R Block, Inc.	18,895	314,602
#	Hamilton Beach Brands Holding Co., Class A	1,000	13,190
#	Hanesbrands, Inc.	48,867	485,738
#	Harley-Davidson, Inc.	24,436	533,438
	Hasbro, Inc.	6,786	490,017
#	Haverty Furniture Cos., Inc.	4,379	59,248
*	Helen of Troy, Ltd.	3,202	526,025
*	Hibbett Sports, Inc.	3,281	50,626
*	Hilton Grand Vacations, Inc.	14,676	302,326
	Hilton Worldwide Holdings, Inc.	10,164	769,516
	Home Depot, Inc. (The)	17,760	3,904,181
	Hooker Furniture Corp.	1,478	22,155
*	Horizon Global Corp.	3,114	5,917
*	Houghton Mifflin Harcourt Co.	20,187	32,299
*	Hudson, Ltd., Class A	5,289	25,916
	Hyatt Hotels Corp., Class A	4,105	230,947
*	Installed Building Products, Inc.	4,932	243,197
#*	iRobot Corp.	3,767	229,636
#*	J. Jill, Inc.	4,381	1,995
	Jack in the Box, Inc.	2,513	151,534
#*	JC Penney Co., Inc.	51,435	13,064
	Johnson Outdoors, Inc., Class A	1,404	95,977
*	K12, Inc.	7,870	178,728
	KB Home	15,380	403,571
	Kohl’s Corp.	21,863	403,591
#*	Kontoor Brands, Inc.	2,650	51,436
	L Brands, Inc.	16,930	201,298
*	Lakeland Industries, Inc.	1,000	13,620
#*	Lands’ End, Inc.	4,280	36,423
*	Laureate Education, Inc., Class A	13,798	130,667
	La-Z-Boy, Inc.	7,281	170,739
	LCI Industries	3,843	333,265
*	Leaf Group, Ltd.	2,563	3,716
	Lear Corp.	9,944	971,032
	Leggett & Platt, Inc.	18,744	658,477
	Lennar Corp., Class A	19,828	992,788
	Lennar Corp., Class B	1,637	62,452
*	LGI Homes, Inc.	3,499	211,969
#*	Libbey, Inc.	2,657	3,056
	Lifetime Brands, Inc.	1,597	9,103
*	Lindblad Expeditions Holdings, Inc.	7,580	50,634
#*	Liquidity Services, Inc.	3,459	17,295
#	Lithia Motors, Inc., Class A	3,529	390,166

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	41,053	$1,073,536
	Lowe’s Cos., Inc.	28,452	2,980,347
*	Luby’s, Inc.	1,850	1,554
*	Lululemon Athletica, Inc.	8,223	1,837,676
*	Lumber Liquidators Holdings, Inc.	3,367	23,737
*	M/I Homes, Inc.	3,235	82,363
#	Macy’s, Inc.	5,162	30,249
*	Malibu Boats, Inc., Class A	3,128	107,541
	Marine Products Corp.	5,029	48,882
*	MarineMax, Inc.	3,867	55,723
	Marriott International, Inc., Class A	10,094	917,948
	Marriott Vacations Worldwide Corp.	4,748	394,084
*	MasterCraft Boat Holdings, Inc.	3,129	32,698
#*	Mattel, Inc.	30,609	266,910
	McDonald’s Corp.	9,775	1,833,399
	MDC Holdings, Inc.	9,687	283,345
»	Media General, Inc.	13,638	1,289
*	Meritage Homes Corp.	5,126	269,423
#*	Michaels Cos., Inc. (The)	15,366	46,713
*	Modine Manufacturing Co.	7,038	32,586
*	Mohawk Industries, Inc.	7,032	616,847
	Monro, Inc.	5,228	290,102
#*	Motorcar Parts of America, Inc.	2,723	38,748
	Movado Group, Inc.	2,400	24,744
*	Murphy USA, Inc.	4,942	527,806
	Nathan’s Famous, Inc.	600	33,762
*	National Vision Holdings, Inc.	9,444	250,266
*	Nautilus, Inc.	4,510	29,270
*	New Home Co., Inc. (The)	1,900	4,332
	NIKE, Inc., Class B	46,114	4,020,218
*	Noodles & Co.	5,800	36,250
#	Nordstrom, Inc.	20,001	375,619
#*	Norwegian Cruise Line Holdings, Ltd.	17,440	286,016
*	NVR, Inc.	352	1,091,200
	Office Depot, Inc.	101,785	225,963
#*	Ollie’s Bargain Outlet Holdings, Inc.	2,994	203,323
*	O’Reilly Automotive, Inc.	4,498	1,737,757
#	Oxford Industries, Inc.	2,746	115,112
	Papa John’s International, Inc.	2,782	200,081
#*	Party City Holdco, Inc.	16,849	12,780
#	Penske Automotive Group, Inc.	13,288	478,102
*	Perdoceo Education Corp.	8,848	115,024
#	PetMed Express, Inc.	3,666	145,064
*	Planet Fitness, Inc., Class A	7,423	447,830
*	Playa Hotels & Resorts NV	17,215	42,521
	Polaris, Inc.	7,148	507,008
	Pool Corp.	4,278	905,481
*	Potbelly Corp.	2,522	8,701
	PulteGroup, Inc.	36,046	1,019,020
	PVH Corp.	7,338	361,250
*	Quotient Technology Inc.	10,037	72,066
*	Qurate Retail, Inc.	45,923	369,910
	Ralph Lauren Corp.	6,473	477,578
*	Red Lion Hotels Corp.	3,317	5,340
*	Red Robin Gourmet Burgers, Inc.	1,987	29,070
*	Regis Corp.	6,020	74,768
	Rent-A-Center, Inc.	8,566	170,506
*	RH	2,156	309,990
	Rocky Brands, Inc.	402	8,623

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ross Stores, Inc.	16,859	$1,540,238
#	Royal Caribbean Cruises, Ltd.	11,036	516,154
*	Rubicon Project, Inc. (The)	4,400	31,548
*	Sally Beauty Holdings, Inc.	13,103	127,230
*	SeaWorld Entertainment, Inc.	11,472	168,524
*	Select Interior Concepts, Inc., Class A	1,800	5,760
	Service Corp. International	23,706	870,958
*	ServiceMaster Global Holdings, Inc.	11,512	391,984
#*	Shake Shack, Inc., Class A	2,708	147,613
*	Shiloh Industries, Inc.	1,671	1,855
#	Shoe Carnival, Inc.	2,230	52,673
	Shutterstock, Inc.	5,086	193,268
#	Signet Jewelers, Ltd.	8,025	80,731
	Six Flags Entertainment Corp.	5,071	101,471
*	Skechers U.S.A., Inc., Class A	15,863	447,019
*	Skyline Champion Corp.	7,662	151,018
*	Sleep Number Corp.	2,862	85,574
#	Sonic Automotive, Inc., Class A	4,084	87,520
*	Sonos, Inc.	6,642	67,881
*	Sportsman’s Warehouse Holdings, Inc.	2,963	21,215
*	Stamps.com, Inc.	2,929	463,573
	Standard Motor Products, Inc.	3,872	157,552
	Starbucks Corp.	15,505	1,189,699
	Steven Madden, Ltd.	10,477	262,658
*	Stoneridge, Inc.	5,645	113,069
	Strategic Education, Inc.	2,887	459,899
	Strattec Security Corp.	400	6,520
	Superior Group of Cos, Inc.	1,686	14,702
	Superior Industries International, Inc.	2,981	4,203
#	Tailored Brands, Inc.	6,122	10,163
	Tapestry, Inc.	38,289	569,740
	Target Corp.	26,168	2,871,676
*	Taylor Morrison Home Corp.	22,758	331,129
*	Tempur Sealy International, Inc.	5,761	309,654
#	Tenneco, Inc., Class A	9,882	51,288
*	Tesla, Inc.	1,026	802,209
	Texas Roadhouse, Inc.	9,453	445,142
#	Thor Industries, Inc.	7,247	479,751
	Tiffany & Co.	8,629	1,091,568
	Tilly’s, Inc., Class A	1,998	11,768
	TJX Cos., Inc. (The)	54,471	2,671,803
	Toll Brothers, Inc.	14,952	359,147
*	TopBuild Corp.	5,984	557,649
#*	Town Sports International Holdings, Inc.	2,998	1,788
	Tractor Supply Co.	8,913	904,046
*	TRI Pointe Group, Inc.	20,623	236,752
#*	Tuesday Morning Corp.	4,854	3,519
	Tupperware Brands Corp.	5,794	18,657
*	Ulta Beauty, Inc.	5,831	1,270,691
*	Under Armour, Inc., Class A	7,938	82,714
*	Under Armour, Inc., Class C	11,684	108,311
*	Unifi, Inc.	2,302	23,826
*	Universal Electronics, Inc.	2,569	106,048
*	Universal Technical Institute, Inc.	1,356	8,719
*	Urban Outfitters, Inc.	15,915	275,966
	Vail Resorts, Inc.	4,306	736,326
#*	Veoneer, Inc.	9,833	96,167
*	Vera Bradley, Inc.	7,851	43,259
	VF Corp.	34,028	1,977,027

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Visteon Corp.	4,374	$263,752
*	VOXX International Corp.	2,097	9,940
#*	Wayfair, Inc., Class A	2,283	283,183
	Wendy’s Co. (The)	29,829	592,404
	Weyco Group, Inc.	1,047	19,924
	Whirlpool Corp.	8,385	936,940
#	Williams-Sonoma, Inc.	10,952	677,272
	Wingstop, Inc.	3,132	367,290
	Winmark Corp.	400	60,000
	Winnebago Industries, Inc.	5,225	231,833
	Wolverine World Wide, Inc.	9,969	204,265
*	WW International, Inc.	6,624	168,978
	Wyndham Destinations, Inc.	8,926	228,238
	Wyndham Hotels & Resorts, Inc.	9,513	358,735
	Yum! Brands, Inc.	10,524	909,589
#*	ZAGG, Inc.	4,743	15,652
*	Zovio, Inc.	6,286	11,441
*	Zumiez, Inc.	4,107	86,822

TOTAL CONSUMER DISCRETIONARY			145,030,539

CONSUMER STAPLES — (5.3%)
	Alico, Inc.	938	27,493
	Andersons, Inc. (The)	5,770	97,917
	Archer-Daniels-Midland Co.	34,217	1,270,819
#	B&G Foods, Inc.	10,036	194,899
*	BJ’s Wholesale Club Holdings, Inc.	13,934	366,604
	Bunge, Ltd.	16,867	669,114
	Calavo Growers, Inc.	2,253	130,674
	Cal-Maine Foods, Inc.	5,619	233,245
	Campbell Soup Co.	21,856	1,092,363
	Casey’s General Stores, Inc.	5,772	873,938
*	Central Garden & Pet Co.	1,889	62,224
*	Central Garden & Pet Co., Class A	8,580	260,918
*	Chefs’ Warehouse, Inc. (The)	3,811	53,659
	Clorox Co. (The)	7,826	1,459,079
	Coca-Cola Co. (The)	152,681	7,006,531
	Coca-Cola Consolidated, Inc.	1,254	295,279
	Colgate-Palmolive Co.	25,494	1,791,463
	Conagra Brands, Inc.	35,332	1,181,502
	Costco Wholesale Corp.	9,761	2,957,583
	Coty, Inc., Class A	75,508	411,519
*	Darling Ingredients, Inc.	28,208	580,803
*	Dean Foods Co.	15,230	1,203
*	Edgewell Personal Care Co.	8,356	230,709
*	elf Beauty Inc.	7,804	101,998
	Energizer Holdings, Inc.	9,535	371,484
*	Farmer Bros Co.	2,029	18,748
	Flowers Foods, Inc.	18,606	414,542
	Fresh Del Monte Produce, Inc.	8,311	236,947
*	Freshpet Inc.	834	62,892
	General Mills, Inc.	24,312	1,456,046
#*	Hain Celestial Group, Inc. (The)	16,656	430,391
#*	Herbalife Nutrition, Ltd.	9,000	336,150
#	Hormel Foods Corp.	23,828	1,116,342
*	Hostess Brands, Inc.	19,002	228,404
	Ingles Markets, Inc., Class A	3,705	151,275
	Ingredion, Inc.	9,049	734,779
	Inter Parfums, Inc.	3,504	156,594
	J&J Snack Foods Corp.	1,979	251,392

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	JM Smucker Co. (The)	7,024	$807,128
	John B. Sanfilippo & Son, Inc.	1,772	145,534
	Kellogg Co.	24,544	1,607,632
#	Keurig Dr Pepper, Inc.	7,462	197,444
	Kimberly-Clark Corp.	5,621	778,396
	Kraft Heinz Co. (The)	14,430	437,662
	Kroger Co. (The)	82,614	2,611,428
	Lamb Weston Holdings, Inc.	7,333	449,953
	Lancaster Colony Corp.	3,757	505,805
*	Landec Corp.	3,686	41,099
*	Lifevantage Corp.	1,400	21,700
*	Lifeway Foods, Inc.	2,341	6,204
#	Limoneira Co.	2,048	27,341
	Mannatech, Inc.	40	430
	McCormick & Co., Inc.	90	14,091
	McCormick & Co., Inc. Non-Voting	8,445	1,324,514
#	Medifast, Inc.	1,250	94,850
*	Monster Beverage Corp.	7,270	449,359
#*	National Beverage Corp.	3,892	195,495
*	Natura & Co. Holding SA, ADR	15,813	205,727
*	Natural Alternatives International, Inc.	920	6,348
	Natural Grocers by Vitamin Cottage, Inc.	3,961	44,640
#	Natural Health Trends Corp.	1,566	6,515
*	Nature’s Sunshine Products, Inc.	1,300	11,440
	Nu Skin Enterprises, Inc., Class A	9,660	282,169
	Oil-Dri Corp. of America	877	32,791
	PepsiCo, Inc.	62,829	8,311,648
*	Performance Food Group Co.	14,676	430,741
*	Pilgrim’s Pride Corp.	21,104	464,288
*	Post Holdings, Inc.	9,947	913,632
	PriceSmart, Inc.	4,237	269,219
#*	Revlon, Inc., Class A	2,436	32,447
*	Rite Aid Corp.	4,177	59,856
	Rocky Mountain Chocolate Factory, Inc.	400	1,852
	Sanderson Farms, Inc.	2,916	396,984
	Seaboard Corp.	70	210,777
*	Seneca Foods Corp., Class A	1,000	35,980
*	Simply Good Foods Co. (The)	12,209	230,140
	SpartanNash Co.	6,615	113,447
	Spectrum Brands Holdings, Inc.	8,176	352,059
*	Sprouts Farmers Market, Inc.	18,120	376,534
	Sysco Corp.	23,884	1,343,953
#	Tootsie Roll Industries, Inc.	3,417	120,039
*	TreeHouse Foods, Inc.	9,409	486,728
	Tyson Foods, Inc., Class A	24,973	1,553,071
*	United Natural Foods, Inc.	8,568	91,163
*	US Foods Holding Corp.	25,461	547,411
*	USANA Health Sciences, Inc.	3,684	328,686
	Village Super Market, Inc., Class A	1,203	28,908
	Walgreens Boots Alliance, Inc.	35,815	1,550,431
	Walmart, Inc.	42,693	5,189,334
#	WD-40 Co.	1,271	221,510
	Weis Markets, Inc.	4,404	220,332

TOTAL CONSUMER STAPLES			61,504,387

ENERGY — (3.6%)
	Adams Resources & Energy, Inc.	617	17,236
	Amplify Energy Corp.	3,560	4,699
#*	Antero Resources Corp.	35,349	105,340

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Apache Corp.	38,318	$501,199
#*	Apergy Corp.	12,063	111,100
#	Arch Coal, Inc., Class A	3,328	97,144
	Archrock, Inc.	23,037	110,808
	Ardmore Shipping Corp.	4,312	28,373
	Baker Hughes Co.	35,506	495,309
	Berry Corp.	9,690	33,237
#*	Bonanza Creek Energy, Inc.	3,181	55,540
	Cabot Oil & Gas Corp.	38,114	824,025
	Cactus, Inc., Class A	5,964	106,040
#*	California Resources Corp.	4,753	13,308
#*	Callon Petroleum Co.	89,555	84,155
*	Centennial Resource Development, Inc., Class A	32,332	38,152
*	Cheniere Energy, Inc.	9,449	441,174
#*	Chesapeake Energy Corp.	536	9,380
	Chevron Corp.	74,550	6,858,600
	Cimarex Energy Co.	7,995	203,233
*	Clean Energy Fuels Corp.	31,215	67,268
*	CNX Resources Corp.	37,697	399,588
	Concho Resources, Inc.	12,181	690,906
	ConocoPhillips	60,765	2,558,207
*	CONSOL Energy, Inc.	5,068	38,466
#*	Contango Oil & Gas Co.	10,050	20,502
#	Continental Resources, Inc.	7,180	117,680
	Core Laboratories NV	539	10,570
	CVR Energy, Inc.	12,089	288,323
*	Dawson Geophysical Co.	3,320	4,216
	Delek US Holdings, Inc.	12,636	295,051
#*	Denbury Resources, Inc.	78,980	28,077
	Devon Energy Corp.	36,964	460,941
	DHT Holdings, Inc.	22,418	162,755
#*	Diamond Offshore Drilling, Inc.	23,041	5,412
	Diamondback Energy, Inc.	3,889	169,327
	DMC Global, Inc.	2,624	67,725
*	Dorian LPG, Ltd.	8,362	79,355
#*	Dril-Quip, Inc.	6,451	213,722
#*	Earthstone Energy, Inc., Class A	2,192	5,064
#	EnLink Midstream LLC	36,853	81,814
	EOG Resources, Inc.	28,191	1,339,354
	EQT Corp.	13,524	197,315
#	Equitrans Midstream Corp.	9,753	81,730
*	Era Group, Inc.	2,969	15,201
	Evolution Petroleum Corp.	7,931	23,555
*	Exterran Corp.	5,185	35,258
#*	Extraction Oil & Gas, Inc.	28,594	15,143
	Exxon Mobil Corp.	124,632	5,791,649
*	Forum Energy Technologies, Inc.	17,036	7,325
*	Frank’s International NV	37,238	90,488
	GasLog, Ltd.	11,104	51,300
*	Geospace Technologies Corp.	900	5,589
	Green Plains, Inc.	6,606	38,777
*	Gulf Island Fabrication, Inc.	2,558	7,725
#*	Gulfport Energy Corp.	24,474	62,531
	Hallador Energy Co.	3,488	2,657
	Halliburton Co.	46,347	486,644
*	Helix Energy Solutions Group, Inc.	26,378	67,000
	Helmerich & Payne, Inc.	11,688	231,072
	Hess Corp.	21,571	1,049,213
#*	HighPoint Resources Corp.	31,175	10,338

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	HollyFrontier Corp.	21,941	$724,931
#*	Independence Contract Drilling, Inc.	284	2,212
	International Seaways, Inc.	5,977	144,643
#*	ION Geophysical Corp.	1,761	3,557
	Kinder Morgan, Inc.	61,797	941,168
#*	KLX Energy Services Holdings, Inc.	3,456	4,493
	Kosmos Energy, Ltd.	46,744	77,128
#*	Laredo Petroleum, Inc.	39,250	42,783
#	Liberty Oilfield Services, Inc., Class A	11,485	54,209
*	Lonestar Resources US, Inc., Class A	3,122	2,362
#	Mammoth Energy Services, Inc.	4,395	3,692
	Marathon Oil Corp.	52,538	321,533
	Marathon Petroleum Corp.	23,907	766,937
#*	Matador Resources Co.	14,684	103,375
*	Matrix Service Co.	3,686	38,482
*	Mitcham Industries, Inc.	900	864
*	Montage Resources Corp.	2,270	15,504
#	Murphy Oil Corp.	17,235	204,407
#	Nabors Industries, Ltd.	1,296	19,091
	NACCO Industries, Inc., Class A	500	17,575
	National Oilwell Varco, Inc.	36,153	456,974
*	Natural Gas Services Group, Inc.	1,608	10,211
*	NCS Multistage Holdings, Inc.	1,235	827
*	Newpark Resources, Inc.	15,130	23,149
*	NexTier Oilfield Solutions, Inc.	35,733	82,901
#*	Nine Energy Service, Inc.	3,403	4,934
#*	Noble Corp. P.L.C.	39,705	10,244
	Noble Energy, Inc.	12,897	126,520
#	Nordic American Tankers, Ltd.	19,032	114,573
#*	Northern Oil and Gas, Inc.	52,195	43,698
#*	Oasis Petroleum, Inc.	73,652	51,844
	Occidental Petroleum Corp.	19,494	323,600
*	Oceaneering International, Inc.	17,327	89,061
*	Oil States International, Inc.	10,349	35,601
	ONEOK, Inc.	28,267	846,031
*	Overseas Shipholding Group, Inc., Class A	7,143	17,858
	Panhandle Oil and Gas, Inc., Class A	1,762	7,629
*	Par Pacific Holdings, Inc.	8,758	85,128
	Parsley Energy, Inc., Class A	37,833	357,522
	PBF Energy, Inc., Class A	18,928	215,779
*	PDC Energy, Inc.	17,528	227,689
*	Penn Virginia Corp.	2,482	15,612
	Phillips 66	15,327	1,121,477
	Pioneer Natural Resources Co.	12,415	1,108,784
*	ProPetro Holding Corp.	13,968	59,224
	QEP Resources, Inc.	41,564	40,982
	Range Resources Corp.	28,568	166,551
#*	Renewable Energy Group, Inc.	4,824	119,683
*	REX American Resources Corp.	885	52,640
*	RigNet, Inc.	1,558	2,103
#*	Ring Energy, Inc.	8,136	7,333
#	RPC, Inc.	26,451	90,198
*	SandRidge Energy, Inc.	2,796	5,564
	Schlumberger, Ltd.	70,644	1,188,232
	Scorpio Tankers, Inc.	8,735	191,209
*	SEACOR Holdings, Inc.	3,070	86,758
*	SEACOR Marine Holdings, Inc.	2,298	7,193
*	Select Energy Services, Inc., Class A	11,822	56,746
	SFL Corp., Ltd.	21,220	239,574

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	SilverBow Resources, Inc.	693	$3,749
	SM Energy Co.	23,230	94,082
#	Solaris Oilfield Infrastructure, Inc., Class A	2,781	19,022
#*	Southwestern Energy Co.	128,631	415,478
#*	Talos Energy, Inc.	9,633	109,720
	Targa Resources Corp.	12,079	156,544
	TechnipFMC P.L.C.	29,624	263,950
#*	Teekay Corp.	5,911	21,989
*	Teekay Tankers, Ltd., Class A	3,398	69,013
*	TETRA Technologies, Inc.	16,092	7,826
*	Tidewater, Inc.	6,073	34,980
#*	Unit Corp.	9,588	3,241
	US Silica Holdings, Inc.	13,336	25,605
#	Valaris P.L.C.	34,361	15,651
	Valero Energy Corp.	30,761	1,948,709
#*	W&T Offshore, Inc.	21,180	58,669
	Williams Cos., Inc. (The)	75,129	1,455,249
	World Fuel Services Corp.	11,456	286,400
*	WPX Energy, Inc.	52,803	323,682

TOTAL ENERGY			42,007,026

FINANCIALS — (15.5%)
	1st Constitution Bancorp	749	9,512
	1st Source Corp.	4,346	150,937
	ACNB Corp.	303	8,472
	Affiliated Managers Group, Inc.	8,388	586,824
	Aflac, Inc.	25,861	963,064
	Alleghany Corp.	905	483,008
#	Allegiance Bancshares, Inc.	2,498	62,650
	Allstate Corp. (The)	12,328	1,254,004
	Ally Financial, Inc.	30,614	501,763
*	A-Mark Precious Metals, Inc.	1,195	17,686
*	Ambac Financial Group, Inc.	5,554	95,529
	American Equity Investment Life Holding Co.	14,447	303,676
	American Express Co.	37,437	3,416,126
	American Financial Group, Inc.	10,672	706,913
	American International Group, Inc.	23,332	593,333
	American National Bankshares, Inc.	1,300	34,775
	American National Insurance Co.	3,670	295,435
	Ameriprise Financial, Inc.	13,713	1,576,172
	Ameris Bancorp	11,395	289,775
	AMERISAFE, Inc.	2,385	151,853
	AmeriServ Financial, Inc.	300	957
	Ames National Corp.	500	10,600
	Aon P.L.C.	10,237	1,767,623
*	Arch Capital Group, Ltd.	23,019	553,147
	Ares Management Corp., Class A	6,388	214,317
	Argo Group International Holdings, Ltd.	5,421	191,687
	Arrow Financial Corp.	2,296	65,436
	Arthur J Gallagher & Co.	9,965	782,252
	Artisan Partners Asset Management, Inc., Class A	8,057	237,198
	Associated Banc-Corp.	26,016	367,866
	Assurant, Inc.	7,294	774,915
	Assured Guaranty, Ltd.	15,659	465,542
*	Asta Funding, Inc.	271	3,141
*	Athene Holding, Ltd., Class A	21,790	588,330
*	Atlantic Capital Bancshares, Inc.	4,182	52,484
	Atlantic Union Bankshares Corp.	12,908	308,114
	Axis Capital Holdings, Ltd.	9,837	360,034

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Axos Financial, Inc.	10,344	$238,429
	Banc of California, Inc.	9,859	102,731
	BancFirst Corp.	5,329	205,220
*	Bancorp, Inc. (The)	11,054	77,046
	BancorpSouth Bank	18,825	412,079
	Bank of America Corp.	228,630	5,498,551
	Bank of Commerce Holdings	300	2,307
	Bank of Hawaii Corp.	6,432	438,534
	Bank of Marin Bancorp	2,280	75,149
	Bank of New York Mellon Corp. (The)	29,687	1,114,450
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	206,168
	Bank of Princeton (The)	613	12,873
	Bank OZK	21,060	476,377
	BankFinancial Corp.	2,924	24,181
	BankUnited, Inc.	15,112	299,369
	Bankwell Financial Group, Inc.	700	10,675
	Banner Corp.	5,895	226,545
	Bar Harbor Bankshares	1,390	25,548
*	Baycom Corp.	742	9,149
	BCB Bancorp, Inc.	1,443	14,603
*	Berkshire Hathaway, Inc., Class B	54,890	10,284,190
	Berkshire Hills Bancorp, Inc.	7,920	134,957
	BGC Partners, Inc., Class A	41,530	128,535
	BlackRock, Inc.	3,658	1,836,462
	Blackstone Group, Inc. (The), Class A	5,666	295,992
*	Blucora, Inc.	5,883	82,774
#	BOK Financial Corp.	6,081	314,935
	Boston Private Financial Holdings, Inc.	13,196	100,290
	Bridge Bancorp, Inc.	3,707	76,698
*	Bridgewater Bancshares, Inc.	3,552	35,982
*	Brighthouse Financial, Inc.	18,773	482,654
*	BrightSphere Investment Group P.L.C.	14,556	107,860
	Brookline Bancorp, Inc.	14,704	150,128
	Brown & Brown, Inc.	17,026	611,404
	Bryn Mawr Bank Corp.	3,259	94,886
#	Business First Bancshares, Inc.	974	13,617
	Byline Bancorp, Inc.	5,176	63,768
	C&F Financial Corp.	500	17,780
	Cadence BanCorp	8,945	59,216
»	Calamos Asset Management, Inc., Class A	2,328	0
#	Cambridge Bancorp	638	35,588
	Camden National Corp.	3,149	103,130
*	Cannae Holdings, Inc.	14,199	447,978
	Capital City Bank Group, Inc.	2,300	50,692
	Capital One Financial Corp.	26,129	1,692,114
	Capitol Federal Financial, Inc.	25,612	307,088
	Capstar Financial Holdings, Inc.	1,712	19,534
	Carolina Financial Corp.	3,703	125,272
	Cathay General Bancorp	13,592	379,489
	Cboe Global Markets, Inc.	5,235	520,254
	CBTX, Inc.	4,682	84,557
	CCUR Holdings, Inc.	1,400	4,865
	CenterState Bank Corp.	20,104	349,609
	Central Pacific Financial Corp.	4,075	71,272
	Central Valley Community Bancorp	1,231	18,010
	Century Bancorp, Inc., Class A	292	21,809
	Charles Schwab Corp. (The)	53,412	2,014,701
	Chemung Financial Corp.	400	9,800
	Chubb, Ltd.	12,609	1,361,898

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	13,959	$918,502
	CIT Group, Inc.	10,425	197,866
	Citigroup, Inc.	58,003	2,816,626
	Citizens & Northern Corp.	1,891	33,811
	Citizens Financial Group, Inc.	22,571	505,365
	Citizens Holding Co.	160	3,248
#*	Citizens, Inc.	3,580	19,905
	City Holding Co.	2,529	170,935
	Civista Bancshares, Inc.	1,487	22,796
	CME Group, Inc.	6,500	1,158,365
	CNA Financial Corp.	2,742	86,592
	CNB Financial Corp.	2,238	39,702
	CNO Financial Group, Inc.	13,279	186,703
	Codorus Valley Bancorp, Inc.	633	8,894
	Cohen & Steers, Inc.	6,215	358,854
	Columbia Banking System, Inc.	13,199	356,241
*	Columbia Financial, Inc.	16,862	238,682
	Comerica, Inc.	12,656	441,188
#	Commerce Bancshares, Inc.	12,180	745,294
	Community Bank System, Inc.	8,296	518,417
	Community Bankers Trust Corp.	100	559
	Community Financial Corp. (The)	300	6,960
	Community Trust Bancorp, Inc.	2,916	98,852
	ConnectOne Bancorp, Inc.	5,084	75,955
*	Consumer Portfolio Services, Inc.	4,008	11,864
	Cowen, Inc., Class A	4,505	49,330
#	Crawford & Co., Class A	2,549	18,149
	Crawford & Co., Class B	3,450	22,770
#*	Credit Acceptance Corp.	2,294	714,742
#	Cullen/Frost Bankers, Inc.	7,024	504,745
#	Curo Group Holdings Corp.	8,089	75,389
*	Customers Bancorp, Inc.	5,789	73,868
	CVB Financial Corp.	23,736	493,353
	Diamond Hill Investment Group, Inc.	832	91,154
	Dime Community Bancshares, Inc.	7,365	121,007
	Discover Financial Services	24,433	1,049,886
	Donegal Group, Inc., Class A	3,167	45,351
*	Donnelley Financial Solutions, Inc.	7,932	57,745
	E*TRADE Financial Corp.	17,387	706,086
	Eagle Bancorp, Inc.	5,217	183,012
	East West Bancorp, Inc.	16,796	589,036
	Eaton Vance Corp.	14,602	535,893
*	eHealth, Inc.	2,510	267,817
*	Elevate Credit, Inc.	3,112	5,819
	Employers Holdings, Inc.	6,414	194,793
*	Encore Capital Group, Inc.	4,540	117,949
*	Enova International, Inc.	5,913	94,845
*	Enstar Group, Ltd.	2,076	300,231
	Enterprise Bancorp, Inc.	1,259	30,405
	Enterprise Financial Services Corp.	3,833	117,826
	Equitable Holdings, Inc.	30,648	561,471
*	Equity Bancshares, Inc., Class A	2,425	45,444
	Erie Indemnity Co., Class A	3,027	538,988
	ESSA Bancorp, Inc.	1,600	19,200
	Essent Group, Ltd.	13,267	362,454
	Evercore, Inc., Class A	6,474	334,058
	Everest Re Group, Ltd.	2,871	497,056
#*	EZCORP, Inc., Class A	8,301	46,486
#	FactSet Research Systems, Inc.	2,416	664,400

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Farmers & Merchants Bancorp, Inc.	978	$23,472
	Farmers National Banc Corp.	4,026	49,882
	FB Financial Corp.	5,174	115,587
	FBL Financial Group, Inc., Class A	4,367	170,662
	Federal Agricultural Mortgage Corp., Class C	1,582	105,409
	Federated Hermes, Inc., Class B	15,549	354,051
	FedNat Holding Co.	1,756	21,283
	Fidelity National Financial, Inc.	28,187	762,458
	Fifth Third Bancorp	46,370	866,655
	Financial Institutions, Inc.	2,921	56,521
	First American Financial Corp.	15,228	702,315
	First Bancorp	4,770	126,834
	First BanCorp	35,938	209,519
	First Bancorp, Inc.	1,481	32,434
	First Bancshares, Inc. (The)	1,821	36,274
	First Bank	916	7,255
	First Busey Corp.	8,680	159,886
	First Business Financial Services, Inc.	989	16,991
	First Choice Bancorp	624	9,497
	First Citizens BancShares, Inc., Class A	1,252	478,264
	First Commonwealth Financial Corp.	19,240	183,165
	First Community Bancshares, Inc.	3,590	84,616
	First Defiance Financial Corp.	6,036	104,906
	First Financial Bancorp	16,417	252,493
	First Financial Bankshares, Inc.	13,654	380,264
	First Financial Corp.	2,421	85,994
	First Financial Northwest, Inc.	1,800	17,676
	First Foundation, Inc.	5,470	75,267
	First Hawaiian, Inc.	21,301	374,685
	First Horizon National Corp.	33,203	301,483
	First Internet Bancorp	1,237	19,421
	First Interstate BancSystem, Inc., Class A	7,386	249,647
	First Merchants Corp.	9,852	278,910
	First Mid Bancshares, Inc.	2,167	57,859
	First Midwest Bancorp, Inc.	18,327	270,873
	First Northwest Bancorp	1,283	14,947
	First of Long Island Corp. (The)	3,590	56,686
	First Republic Bank	9,744	1,016,202
	FirstCash, Inc.	5,521	396,629
	Flagstar Bancorp, Inc.	8,915	230,988
	Flushing Financial Corp.	5,263	65,735
	FNB Corp.	52,496	424,693
	Franklin Financial Network, Inc.	2,340	55,505
#	Franklin Resources, Inc.	24,561	462,729
	FS Bancorp, Inc.	425	17,829
	Fulton Financial Corp.	29,630	346,375
#	GAIN Capital Holdings, Inc.	6,727	43,995
	GAMCO Investors, Inc., Class A	1,540	19,928
*	Genworth Financial, Inc., Class A	60,600	219,978
	German American Bancorp, Inc.	5,088	151,266
	Glacier Bancorp, Inc.	11,945	454,866
	Global Indemnity, Ltd.	1,700	41,803
	Globe Life, Inc.	8,850	728,709
	Goldman Sachs Group, Inc. (The)	8,653	1,587,133
#*	Goosehead Insurance, Inc., Class A	1,361	76,407
*	Great Elm Capital Group, Inc.	619	1,182
	Great Southern Bancorp, Inc.	2,505	106,638
	Great Western Bancorp, Inc.	9,899	186,101
*	Green Dot Corp., Class A	8,879	270,809

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Greenlight Capital Re, Ltd., Class A	4,400	$28,688
	Guaranty Bancshares, Inc.	1,200	32,364
*	Hallmark Financial Services, Inc.	2,410	10,411
	Hamilton Lane, Inc., Class A	3,546	229,958
	Hancock Whitney Corp.	13,522	282,745
	Hanmi Financial Corp.	4,733	57,127
	Hanover Insurance Group, Inc. (The)	4,760	477,809
*	HarborOne Bancrop, Inc.	7,463	59,853
	Hartford Financial Services Group, Inc. (The)	37,674	1,431,235
	HCI Group, Inc.	1,645	68,514
	Heartland Financial USA, Inc.	5,901	200,457
#	Hennessy Advisors, Inc.	1,107	8,834
	Heritage Commerce Corp.	8,432	74,876
	Heritage Financial Corp.	6,566	131,648
	Heritage Insurance Holdings, Inc.	4,010	45,473
	Hilltop Holdings, Inc.	12,037	232,314
	Hingham Institution For Savings (The)	155	23,718
	Home Bancorp, Inc.	1,154	29,312
	Home BancShares, Inc.	25,808	395,637
	HomeStreet, Inc.	4,364	111,500
	HomeTrust Bancshares, Inc.	3,038	46,694
	Hope Bancorp, Inc.	21,458	213,507
	Horace Mann Educators Corp.	6,832	240,213
	Horizon Bancorp, Inc.	6,336	72,104
	Houlihan Lokey, Inc.	4,722	280,392
*	Howard Bancorp, Inc.	1,896	21,178
	Huntington Bancshares, Inc.	86,423	798,549
	IBERIABANK Corp.	7,101	294,407
	Independence Holding Co.	2,048	56,648
	Independent Bank Corp.	5,437	396,303
	Independent Bank Corp.	4,359	64,034
	Independent Bank Group, Inc.	6,708	203,319
#	Interactive Brokers Group, Inc., Class A	10,466	429,106
	Intercontinental Exchange, Inc.	17,613	1,575,483
	International Bancshares Corp.	10,585	306,859
*	INTL. FCStone, Inc.	3,467	138,541
	Invesco, Ltd.	41,052	353,868
	Investar Holding Corp.	501	6,288
	Investors Bancorp, Inc.	44,334	412,750
	Investors Title Co.	166	22,227
	James River Group Holdings, Ltd.	5,019	178,074
	Janus Henderson Group P.L.C.	29,817	533,724
	Jefferies Financial Group, Inc.	31,263	428,928
	JPMorgan Chase & Co.	125,349	12,003,420
	Kearny Financial Corp.	16,555	153,961
	Kemper Corp.	8,745	587,839
	KeyCorp	55,362	644,967
	Kingstone Cos., Inc.	707	3,464
	Kinsale Capital Group, Inc.	1,356	147,289
	KKR & Co., Inc., Class A	19,853	500,494
	Lakeland Bancorp, Inc.	6,960	77,882
#	Lakeland Financial Corp.	3,857	163,267
	Lazard, Ltd., Class A	16,157	444,317
	LCNB Corp.	700	10,038
	Legg Mason, Inc.	9,673	482,006
*	LendingClub Corp.	14,348	110,049
#*	LendingTree, Inc.	733	182,788
	Lincoln National Corp.	12,589	446,532
	Live Oak Bancshares, Inc.	5,676	79,180

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Loews Corp.	17,736	$614,730
	LPL Financial Holdings, Inc.	12,001	722,700
	Luther Burbank Corp.	5,459	58,739
	M&T Bank Corp.	11,197	1,254,960
	Macatawa Bank Corp.	4,300	33,024
*	Maiden Holdings, Ltd.	14,428	16,304
	Manning & Napier, Inc.	1,962	6,926
*	Markel Corp.	1,191	1,031,215
	MarketAxess Holdings, Inc.	1,519	691,160
	Marlin Business Services Corp.	1,780	18,939
	Marsh & McLennan Cos., Inc.	12,268	1,194,044
#*	MBIA, Inc.	17,849	145,291
	Mercantile Bank Corp.	2,926	69,054
	Merchants Bancorp	2,662	40,995
	Mercury General Corp.	9,344	382,730
	Meridian Bancorp, Inc.	8,479	99,883
	Meta Financial Group, Inc.	5,963	109,838
	MetLife, Inc.	20,158	727,301
*	Metropolitan Bank Holding Corp.	506	12,696
	MGIC Investment Corp.	12,754	93,232
	Midland States Bancorp, Inc.	3,717	60,290
	MidWestOne Financial Group, Inc.	1,517	31,660
	Moelis & Co., Class A	7,600	227,012
	Moody’s Corp.	6,232	1,519,985
	Morgan Stanley	48,454	1,910,541
	Morningstar, Inc.	5,164	805,377
*	Mr Cooper Group, Inc.	14,074	134,829
	MSCI, Inc.	3,231	1,056,537
	MVB Financial Corp.	1,500	20,595
	Nasdaq, Inc.	8,708	955,006
	National Bank Holdings Corp., Class A	5,328	141,618
	National Bankshares, Inc.	518	15,530
	National General Holdings Corp.	17,952	341,627
	National Western Life Group, Inc., Class A	548	105,616
	Navient Corp.	38,838	295,946
	NBT Bancorp, Inc.	7,509	248,773
	Nelnet, Inc., Class A	4,956	238,631
	New York Community Bancorp, Inc.	54,318	589,893
»	NewStar Financial, Inc.	6,871	4,826
*	NI Holdings, Inc.	1,752	23,670
*	Nicholas Financial, Inc.	801	4,630
*	Nicolet Bankshares, Inc.	1,249	68,720
*	NMI Holdings, Inc., Class A	9,763	131,996
	Northern Trust Corp.	17,782	1,407,623
	Northfield Bancorp, Inc.	8,607	97,001
	Northrim BanCorp, Inc.	900	21,105
	Northwest Bancshares, Inc.	21,371	226,746
	OceanFirst Financial Corp.	8,952	150,841
*	Ocwen Financial Corp.	14,518	6,122
	OFG Bancorp	9,654	121,447
	Old National Bancorp	28,697	406,636
	Old Republic International Corp.	37,800	602,910
	Old Second Bancorp, Inc.	4,090	33,661
*	On Deck Capital, Inc.	10,484	12,686
	OneMain Holdings, Inc.	16,432	397,819
	Oppenheimer Holdings, Inc., Class A	3,256	67,008
	Opus Bank	5,305	101,962
	Origin Bancorp, Inc.	3,105	69,210
	Orrstown Financial Services, Inc.	909	13,999

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Pacific Mercantile Bancorp	2,550	$10,226
	Pacific Premier Bancorp, Inc.	9,455	201,864
	PacWest Bancorp	12,656	256,157
	Park National Corp.	2,477	198,110
	Parke Bancorp, Inc.	1,446	20,374
	PCB Bancorp	783	7,345
	PCSB Financial Corp.	2,196	29,975
	Peapack-Gladstone Financial Corp.	2,762	52,119
	Penns Woods Bancorp, Inc.	1,243	28,465
	Pennymac Financial Services, Inc.	12,350	372,599
	Peoples Bancorp, Inc.	2,534	61,602
	Peoples Financial Services Corp.	400	14,804
	People’s United Financial, Inc.	51,302	651,022
	People’s Utah Bancorp	1,700	36,516
	Pinnacle Financial Partners, Inc.	11,455	461,064
	Piper Sandler Cos	2,600	140,166
	PJT Partners, Inc., Class A	747	36,334
	PNC Financial Services Group, Inc. (The)	14,112	1,505,327
*	Ponce de Leon Federal Bank	1,100	10,131
	Popular, Inc.	12,073	465,897
#*	PRA Group, Inc.	7,470	207,218
	Preferred Bank	2,495	95,184
	Premier Financial Bancorp, Inc.	1,898	24,674
	Primerica, Inc.	6,504	675,831
	Principal Financial Group, Inc.	14,055	511,743
	ProAssurance Corp.	8,871	189,751
	Progressive Corp. (The)	27,346	2,113,846
	Prosperity Bancshares, Inc.	11,246	673,973
	Protective Insurance Corp., Class B	2,066	32,271
*	Provident Bancorp, Inc.	1,022	9,750
	Provident Financial Holdings, Inc.	1,300	16,965
	Provident Financial Services, Inc.	11,857	170,148
	Prudential Bancorp, Inc.	845	10,394
	Prudential Financial, Inc.	24,446	1,524,697
	Pzena Investment Management, Inc., Class A	1,300	6,396
	QCR Holdings, Inc.	1,925	59,251
	Radian Group, Inc.	10,400	155,792
	Raymond James Financial, Inc.	10,779	710,552
	RBB Bancorp	2,116	27,339
*	Regional Management Corp.	1,515	24,149
	Regions Financial Corp.	53,679	577,049
	Reinsurance Group of America, Inc.	5,191	543,394
	RenaissanceRe Holdings, Ltd.	4,914	717,493
	Renasant Corp.	9,006	236,227
	Republic Bancorp, Inc., Class A	3,438	114,589
*	Republic First Bancorp, Inc.	6,280	16,516
	Riverview Bancorp, Inc.	100	553
	RLI Corp.	3,185	231,964
	S&P Global, Inc.	9,063	2,654,371
	S&T Bancorp, Inc.	7,178	191,724
	Safeguard Scientifics, Inc.	1,519	10,770
	Safety Insurance Group, Inc.	2,330	196,000
	Sandy Spring Bancorp, Inc.	5,754	146,727
	Santander Consumer USA Holdings, Inc.	38,856	605,765
	SB One Bancorp	800	14,744
*	Seacoast Banking Corp. of Florida	6,840	153,695
	SEI Investments Co.	17,486	891,087
*	Select Bancorp, Inc.	2,670	21,894
	Selective Insurance Group, Inc.	9,923	497,440

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ServisFirst Bancshares, Inc.	7,036	$249,919
	Shore Bancshares, Inc.	1,532	17,005
	Sierra Bancorp	1,944	39,463
	Signature Bank	6,835	732,575
	Silvercrest Asset Management Group, Inc., Class A	800	8,144
	Simmons First National Corp., Class A	16,626	310,906
#	SLM Corp.	55,406	462,086
	SmartFinancial, Inc.	641	9,269
	South State Corp.	5,433	314,245
*	Southern First Bancshares, Inc.	700	20,412
	Southern Missouri Bancorp, Inc.	1,213	28,784
	Southern National Bancorp of Virginia, Inc.	3,254	32,768
	Southside Bancshares, Inc.	5,693	173,124
*	Spirit of Texas Bancshares, Inc.	1,299	14,926
	State Auto Financial Corp.	7,246	181,802
	State Street Corp.	21,431	1,351,010
	Sterling Bancorp	21,474	264,774
	Sterling Bancorp, Inc.	3,844	13,877
	Stewart Information Services Corp.	3,962	126,229
	Stifel Financial Corp.	11,327	501,560
	Stock Yards Bancorp, Inc.	2,400	79,296
	Summit Financial Group, Inc.	1,249	22,057
*	SVB Financial Group	5,242	1,012,597
	Synchrony Financial	65,540	1,297,037
	Synovus Financial Corp.	17,844	374,902
	T Rowe Price Group, Inc.	10,693	1,236,432
	TCF Financial Corp.	21,407	635,574
	TD Ameritrade Holding Corp.	22,397	879,530
	Territorial Bancorp, Inc.	1,300	32,669
*	Texas Capital Bancshares, Inc.	6,755	187,654
	TFS Financial Corp.	10,988	149,986
*	Third Point Reinsurance, Ltd.	15,019	111,741
	Timberland Bancorp, Inc.	500	9,675
	Tiptree, Inc.	5,339	34,116
	Tompkins Financial Corp.	2,533	171,003
	Towne Bank	12,538	253,268
	Travelers Cos., Inc. (The)	12,070	1,221,605
	TriCo Bancshares	5,202	156,684
*	TriState Capital Holdings, Inc.	4,350	61,857
*	Triumph Bancorp, Inc.	3,989	110,535
	Truist Financial Corp.	35,384	1,320,531
	TrustCo Bank Corp. NY	13,664	86,083
	Trustmark Corp.	10,221	271,981
	U.S. Bancorp	54,550	1,991,075
	UMB Financial Corp.	8,238	418,820
	Umpqua Holdings Corp.	34,036	426,301
	United Bankshares, Inc.	16,146	483,734
	United Community Banks, Inc.	13,224	279,621
	United Fire Group, Inc.	3,989	114,085
	United Insurance Holdings Corp.	6,562	56,105
	United Security Bancshares	402	2,677
	Unity Bancorp, Inc.	471	6,764
	Universal Insurance Holdings, Inc.	6,041	110,127
	Univest Financial Corp.	4,401	77,898
	Unum Group	20,442	356,713
	Valley National Bancorp	61,369	513,045
	Value Line, Inc.	213	6,599
	Veritex Holdings, Inc.	7,085	124,413
#	Victory Capital Holdings, Inc., Class A	1,612	24,325

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	13,028	$304,464
	Virtus Investment Partners, Inc.	1,053	85,577
	Voya Financial, Inc.	14,671	662,689
#	Waddell & Reed Financial, Inc., Class A	12,818	186,502
	Walker & Dunlop, Inc.	5,376	206,600
	Washington Federal, Inc.	12,822	342,860
	Washington Trust Bancorp, Inc.	2,152	75,342
	Waterstone Financial, Inc.	4,026	58,458
	Webster Financial Corp.	9,515	268,799
	Wells Fargo & Co.	163,973	4,763,416
	WesBanco, Inc.	10,613	261,929
	West BanCorp, Inc.	1,799	33,461
	Westamerica BanCorp	3,633	228,879
	Western Alliance Bancorp	12,971	465,399
	Western New England Bancorp, Inc.	3,241	19,478
	Westwood Holdings Group, Inc.	1,130	26,024
	White Mountains Insurance Group, Ltd.	520	505,960
	Willis Towers Watson P.L.C.	5,793	1,032,834
	Wintrust Financial Corp.	8,704	364,698
#	WisdomTree Investments, Inc.	22,580	73,159
#*	World Acceptance Corp.	1,607	109,035
	WR Berkley Corp.	10,386	560,844
	WSFS Financial Corp.	9,099	265,509
	Zions Bancorp NA	20,948	662,166

TOTAL FINANCIALS			180,582,602

HEALTH CARE — (7.5%)
	Abbott Laboratories	34,459	3,173,329
#*	ABIOMED, Inc.	2,155	412,144
*	Acadia Healthcare Co., Inc.	14,410	345,984
#*	ACADIA Pharmaceuticals, Inc.	4,829	233,289
*	Acceleron Pharma Inc.	288	26,073
»	Achillion Pharmaceuticals, Inc.	21,184	9,745
#*	Acorda Therapeutics, Inc.	6,805	6,550
*	Addus HomeCare Corp.	1,934	156,693
*	Aduro Biotech, Inc.	4,711	13,026
*	Adverum Biotechnologies, Inc.	4,625	54,806
*	Agios Pharmaceuticals, Inc.	2,785	114,575
*	Akebia Therapeutics, Inc.	14,257	115,482
*	Albireo Pharma, Inc.	887	19,922
*	Alexion Pharmaceuticals, Inc.	14,491	1,557,348
*	Align Technology, Inc.	3,480	747,678
*	Alkermes P.L.C.	11,236	154,046
*	Allscripts Healthcare Solutions, Inc.	30,035	195,227
#*	Alnylam Pharmaceuticals, Inc.	3,681	484,788
#*	AMAG Pharmaceuticals, Inc.	7,011	56,298
*	Amedisys, Inc.	4,356	802,201
*	American Renal Associates Holdings, Inc.	5,573	41,686
	AmerisourceBergen Corp.	18,809	1,686,415
*	AMN Healthcare Services, Inc.	7,401	347,699
*	AnaptysBio, Inc.	3,513	54,873
*	AngioDynamics, Inc.	5,619	58,606
*	Anika Therapeutics, Inc.	2,097	69,683
	Anthem, Inc.	8,231	2,310,689
#*	Apollo Medical Holdings, Inc.	2,065	32,090
*	Arcus Biosciences, Inc.	4,800	126,768
*	Ardelyx, Inc.	10,480	68,958
*	Assembly Biosciences, Inc.	4,021	70,408
*	Assertio Therapeutics, Inc.	8,079	7,069

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Atara Biotherapeutics, Inc.	6,933	$57,475
*	AtriCure Inc.	3,311	142,770
	Atrion Corp.	237	149,744
*	Avanos Medical, Inc.	8,694	269,949
*	Avrobio, Inc.	2,900	37,323
#*	AxoGen, Inc.	4,353	42,442
	Baxter International, Inc.	13,945	1,238,037
*	BioMarin Pharmaceutical, Inc.	5,870	540,157
*	BioSpecifics Technologies Corp.	1,201	68,349
*	BioTelemetry, Inc.	4,629	216,221
*	Boston Scientific Corp.	20,865	782,020
*	Brookdale Senior Living, Inc.	34,248	123,635
	Bruker Corp.	14,813	582,447
*	Calithera Biosciences, Inc.	4,617	28,302
#	Cantel Medical Corp.	3,845	142,265
*	Capital Senior Living Corp.	2,106	1,644
#*	Cara Therapeutics, Inc.	1,547	22,927
	Cardinal Health, Inc.	22,988	1,137,446
*	Cardiovascular Systems, Inc.	1,446	60,732
*	CareDx, Inc.	100	2,538
*	Castlight Health, Inc., Class B	9,290	6,810
*	Centene Corp.	30,724	2,045,604
	Cerner Corp.	22,496	1,560,997
*	Change Healthcare, Inc.	23,056	268,372
	Chemed Corp.	1,762	733,996
*	ChemoCentryx, Inc.	5,991	317,583
*	Cigna Corp.	17,801	3,485,080
*	Codexis, Inc.	3,003	34,865
#*	Collegium Pharmaceutical, Inc.	1,738	35,942
	Computer Programs and Systems, Inc.	2,934	70,504
*	Concert Pharmaceuticals, Inc.	4,356	43,473
	CONMED Corp.	3,706	273,910
*	CorVel Corp.	2,976	156,805
*	Covetrus, Inc.	7,108	84,514
*	Cross Country Healthcare, Inc.	7,273	45,747
*	CryoLife, Inc.	4,083	91,173
#*	Cumberland Pharmaceuticals, Inc.	1,600	6,336
*	Cutera, Inc.	1,041	14,001
	CVS Health Corp.	51,507	3,170,256
*	Cyclerion Therapeutics, Inc.	1,828	7,074
#*	Cymabay Therapeutics, Inc.	5,469	9,680
*	CytomX Therapeutics, Inc.	1,868	19,278
*	DaVita, Inc.	14,775	1,167,373
*	Deciphera Pharmaceuticals, Inc.	6,534	378,841
#*	Denali Therapeutics, Inc.	8,692	190,007
	DENTSPLY SIRONA, Inc.	11,077	470,108
*	DexCom, Inc.	979	328,161
*	Digirad Corp.	290	960
*	Edwards Lifesciences Corp.	1,841	400,417
*	Elanco Animal Health, Inc.	22,303	551,107
»	Elanco Animal Health, Inc.	2,379	0
*	Emergent BioSolutions, Inc.	6,778	501,233
*	Enanta Pharmaceuticals, Inc.	2,515	116,621
	Encompass Health Corp.	13,306	881,522
	Ensign Group, Inc. (The)	7,280	272,345
*	Epizyme, Inc.	11,524	189,685
#*	Evolent Health, Inc., Class A	15,042	108,453
#*	Exact Sciences Corp.	4,281	338,113
*	Exelixis, Inc.	38,631	953,993

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	FibroGen, Inc.	4,413	$162,796
#*	Five Star Senior Living, Inc.	85	279
*	FONAR Corp.	1,170	22,815
*	G1 Therapeutics, Inc.	4,737	62,197
*	Global Blood Therapeutics, Inc.	4,548	348,013
*	Globus Medical, Inc., Class A	8,011	380,202
*	GlycoMimetics, Inc.	3,403	9,494
*	Guardant Health, Inc.	2,103	161,847
*	Haemonetics Corp.	3,933	447,497
*	Hanger, Inc.	2,841	52,161
*	HealthStream, Inc.	4,637	105,840
*	Henry Schein, Inc.	7,869	429,333
#*	Heron Therapeutics, Inc.	1,420	20,249
*	Heska Corp.	405	28,674
	Hill-Rom Holdings, Inc.	8,548	961,565
*	HMS Holdings Corp.	9,021	258,677
*	Hologic, Inc.	23,392	1,171,939
*	Horizon Therapeutics P.L.C.	21,518	775,509
	Humana, Inc.	5,425	2,071,373
*	ICU Medical, Inc.	1,509	330,939
*	IDEXX Laboratories, Inc.	4,745	1,317,212
*	Incyte Corp.	6,321	617,309
*	Innoviva, Inc.	12,963	183,815
*	Inogen, Inc.	2,871	143,550
*	Inovalon Holdings, Inc., Class A	4,866	85,155
#*	Insmed, Inc.	2,550	58,650
*	Insulet Corp.	1,882	375,873
*	Integer Holdings Corp.	5,238	390,021
#*	Integra LifeSciences Holdings Corp.	6,033	307,985
#*	Intellia Therapeutics, Inc.	4,713	63,484
#*	IntriCon Corp.	300	3,960
*	Intuitive Surgical, Inc.	1,035	528,761
#	Invacare Corp.	5,484	41,240
*	Ionis Pharmaceuticals, Inc.	4,977	276,373
*	Iovance Biotherapeutics, Inc.	6,498	208,911
*	IQVIA Holdings, Inc.	12,267	1,749,152
	IVERIC bio, Inc.	5,889	22,849
*	Jazz Pharmaceuticals P.L.C.	6,496	716,184
#*	Kala Pharmaceuticals, Inc.	1,454	14,482
*	KalVista Pharmaceuticals, Inc.	1,219	13,299
#*	Karyopharm Therapeutics, Inc.	3,855	85,003
*	Kindred Biosciences, Inc.	4,043	20,296
*	Kura Oncology, Inc.	4,804	69,898
*	Laboratory Corp. of America Holdings	7,716	1,268,896
*	Lannett Co., Inc.	1,300	12,402
*	Lantheus Holdings, Inc.	8,507	111,016
	LeMaitre Vascular, Inc.	1,973	56,211
*	LHC Group, Inc.	3,679	478,233
#*	Ligand Pharmaceuticals, Inc.	2,779	273,926
*	LivaNova P.L.C.	7,635	405,571
	Luminex Corp.	6,401	230,756
#*	Lumos Pharma, Inc.	60	559
*	MacroGenics, Inc.	6,127	44,114
#*	Madrigal Pharmaceuticals, Inc.	1,747	146,189
*	Magellan Health, Inc.	4,058	246,442
#*	Mallinckrodt P.L.C.	14,740	59,844
*	Masimo Corp.	2,187	467,821
	McKesson Corp.	11,612	1,640,195
*	Medpace Holdings, Inc.	4,749	379,255

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Medtronic P.L.C.	24,129	$2,355,714
*	Meridian Bioscience, Inc.	7,966	95,592
*	Merit Medical Systems, Inc.	7,216	294,557
#*	Mersana Therapeutics, Inc.	2,705	24,426
#	Mesa Laboratories, Inc.	245	58,310
*	Mettler-Toledo International, Inc.	1,569	1,129,586
*	Minerva Neurosciences, Inc.	5,706	51,183
*	Molecular Templates, Inc.	2,700	43,821
#*	Molina Healthcare, Inc.	8,818	1,445,887
*	Momenta Pharmaceuticals, Inc.	9,562	303,115
*	Myriad Genetics, Inc.	9,262	143,191
*	NantKwest, Inc.	3,700	14,430
	National HealthCare Corp.	2,673	182,753
	National Research Corp.	2,585	133,360
*	Natus Medical, Inc.	4,797	119,877
#*	Nektar Therapeutics	11,785	226,272
*	Neogen Corp.	3,025	189,335
*	NeoGenomics, Inc.	7,073	193,376
*	Neurocrine Biosciences, Inc.	1,050	103,047
*	NextGen Healthcare, Inc.	7,770	81,974
*	Novocure, Ltd.	1,128	74,222
*	NuVasive, Inc.	5,660	344,581
*	ObsEva SA	3,939	10,320
*	Omnicell, Inc.	3,762	274,250
#*	OPKO Health, Inc.	81,984	182,004
#*	Option Care Health, Inc.	3,750	53,625
*	OraSure Technologies, Inc.	7,089	112,999
*	Orthofix Medical, Inc.	2,488	88,200
*	Otonomy, Inc.	4,367	9,957
	Owens & Minor, Inc.	9,088	64,343
*	Oxford Immunotec Global P.L.C.	4,271	53,217
*	Pacira BioSciences, Inc.	3,056	126,182
#	Patterson Cos., Inc.	15,555	284,345
*	PDL BioPharma, Inc.	20,904	70,865
*	Pennant Group, Inc.	4,190	82,920
#*	Penumbra, Inc.	1,029	182,462
#*	PetIQ, Inc.	2,017	57,686
	Phibro Animal Health Corp., Class A	3,118	83,282
*	PRA Health Sciences, Inc.	6,179	596,273
*	Premier, Inc., Class A	8,390	278,212
*	Prestige Consumer Healthcare, Inc.	8,493	345,580
*	Progenics Pharmaceuticals, Inc.	4,762	18,762
*	Protagonist Therapeutics, Inc.	3,345	22,579
*	Prothena Corp. P.L.C.	5,425	60,869
*	Providence Service Corp. (The)	1,714	99,429
	Quest Diagnostics, Inc.	6,881	757,667
*	Quidel Corp.	3,607	501,373
*	R1 RCM, Inc.	10,065	103,871
*	RadNet, Inc.	5,706	80,569
*	Reata Pharmaceuticals Inc., Class A	275	43,494
*	Repligen Corp.	3,025	351,354
	ResMed, Inc.	6,035	937,356
*	Retrophin, Inc.	4,493	68,383
*	Revance Therapeutics, Inc.	5,715	105,785
*	Rhythm Pharmaceuticals, Inc.	2,859	53,864
*	Rigel Pharmaceuticals, Inc.	17,905	32,050
#*	Rocket Pharmaceuticals, Inc.	5,894	87,231
*	RTI Surgical Holdings, Inc.	9,786	26,471
*	Sage Therapeutics, Inc.	1,801	70,203

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sarepta Therapeutics, Inc.	2,279	$268,649
*	SeaSpine Holdings Corp.	959	9,878
*	Seattle Genetics, Inc.	3,043	417,591
*	Select Medical Holdings Corp.	19,803	338,037
#*	Sientra, Inc.	4,064	9,347
*	SIGA Technologies, Inc.	3,400	20,094
	Simulations Plus, Inc.	2,208	84,014
*	Spectrum Pharmaceuticals, Inc.	11,608	33,663
*	STAAR Surgical Co.	1,031	39,508
	STERIS P.L.C.	4,540	646,950
	Stryker Corp.	6,196	1,155,120
*	Supernus Pharmaceuticals, Inc.	7,971	186,521
*	Surmodics, Inc.	551	20,993
*	Syneos Health, Inc.	12,137	677,123
#*	Synlogic, Inc.	2,058	4,281
#*	Syros Pharmaceuticals, Inc.	1,876	15,815
#*	Tactile Systems Technology, Inc.	752	38,818
*	Teladoc Health, Inc.	2,994	492,782
	Teleflex, Inc.	1,724	578,230
#*	Tivity Health, Inc.	4,772	42,805
#*	Triple-S Management Corp., Class B	2,937	49,723
*	United Therapeutics Corp.	7,208	789,708
	US Physical Therapy, Inc.	789	59,570
	Utah Medical Products, Inc.	296	24,568
*	Vanda Pharmaceuticals, Inc.	6,449	74,164
*	Varex Imaging Corp.	5,401	141,128
*	Varian Medical Systems, Inc.	4,425	506,131
*	Veeva Systems, Inc., Class A	2,151	410,411
*	Verastem, Inc.	3,540	6,691
*	Vertex Pharmaceuticals, Inc.	2,086	524,003
#*	Vocera Communications, Inc.	864	16,381
*	Waters Corp.	4,097	766,139
	West Pharmaceutical Services, Inc.	3,544	670,737
#*	Wright Medical Group NV	8,318	242,220
#*	Xencor, Inc.	6,719	196,396
	Zimmer Biomet Holdings, Inc.	11,824	1,415,333
	Zoetis, Inc.	17,748	2,294,994
#*	Zogenix, Inc.	2,973	83,928

TOTAL HEALTH CARE			86,786,886

INDUSTRIALS — (12.8%)
	3M Co.	26,929	4,091,054
	AAON, Inc.	9,578	456,296
	AAR Corp.	5,387	105,477
	ABM Industries, Inc.	11,937	411,707
*	Acacia Research Corp.	2,366	5,986
	ACCO Brands Corp.	18,062	133,659
	Acuity Brands, Inc.	5,701	493,650
#	ADT, Inc.	4,684	26,839
*	Advanced Disposal Services, Inc.	12,761	411,542
	Advanced Drainage Systems, Inc.	7,097	287,712
*	AECOM	19,714	714,830
*	Aegion Corp.	5,936	95,273
	AGCO Corp.	9,879	522,006
	Air Lease Corp.	17,658	461,757
*	Air Transport Services Group, Inc.	9,198	186,168
	Alamo Group, Inc.	1,500	147,660
	Alaska Air Group, Inc.	14,821	481,979
	Albany International Corp., Class A	4,589	234,681

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Allegiant Travel Co.	2,502	$196,357
	Allegion P.L.C.	5,773	580,417
	Allied Motion Technologies, Inc.	1,625	46,833
	Allison Transmission Holdings, Inc.	15,572	565,886
	Altra Industrial Motion Corp.	6,844	191,016
	AMERCO	3,162	885,771
*	Ameresco, Inc., Class A	3,516	63,499
#	American Airlines Group, Inc.	17,834	214,186
*	American Woodmark Corp.	2,938	151,043
	AMETEK, Inc.	14,029	1,176,612
#	AO Smith Corp.	16,045	679,987
	Apogee Enterprises, Inc.	4,460	91,162
	Applied Industrial Technologies, Inc.	5,929	310,620
	ARC Document Solutions, Inc.	6,764	4,735
	ArcBest Corp.	4,841	98,611
	Arcosa, Inc.	8,034	299,427
	Argan, Inc.	2,682	100,682
*	Armstrong Flooring, Inc.	4,306	9,043
	Armstrong World Industries, Inc.	5,207	401,356
*	ASGN, Inc.	8,096	376,059
	Astec Industries, Inc.	4,397	176,364
*	Astronics Corp.	3,552	31,897
*	Astronics Corp., Class B	835	8,016
*	Atkore International Group, Inc.	6,051	147,281
*	Atlas Air Worldwide Holdings, Inc.	4,083	134,127
#*	Avis Budget Group, Inc.	11,933	196,656
	AZZ, Inc.	3,732	117,147
	Barnes Group, Inc.	8,640	331,603
	Barrett Business Services, Inc.	1,545	75,581
*	Beacon Roofing Supply, Inc.	10,519	231,418
	BG Staffing, Inc.	1,394	16,937
*	Blue Bird Corp.	4,546	55,779
*	BMC Stock Holdings, Inc.	11,955	254,044
	Brady Corp., Class A	6,607	287,669
#	Briggs & Stratton Corp.	7,415	16,832
	Brink’s Co. (The)	5,107	261,070
*	Broadwind Energy, Inc.	2,383	3,932
*	Builders FirstSource, Inc.	18,911	347,017
*	CAI International, Inc.	3,296	54,351
	Carlisle Cos., Inc.	6,963	842,244
*	Carrier Global Corp.	36,129	639,845
*	Casella Waste Systems, Inc., Class A	6,117	283,706
	Caterpillar, Inc.	29,295	3,409,352
*	CBIZ, Inc.	7,764	184,395
*	CECO Environmental Corp.	5,117	27,734
#	CH Robinson Worldwide, Inc.	11,337	803,793
*	Chart Industries, Inc.	5,165	184,494
#*	Cimpress P.L.C.	3,363	244,793
	Cintas Corp.	6,055	1,343,181
*	CIRCOR International, Inc.	3,070	45,835
*	Civeo Corp.	23,478	14,791
*	Clean Harbors, Inc.	8,583	458,590
*	Colfax Corp.	20,568	530,449
	Columbus McKinnon Corp.	4,597	124,487
	Comfort Systems USA, Inc.	5,828	194,072
*	Commercial Vehicle Group, Inc.	7,440	18,005
#*	Construction Partners, Inc., Class A	4,406	80,762
	Copa Holdings SA, Class A	2,759	121,975
*	Copart, Inc.	13,215	1,058,654

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CoreLogic, Inc.	12,654	$486,167
*	Cornerstone Building Brands, Inc.	16,073	85,669
	Costamare, Inc.	18,803	94,391
*	CoStar Group, Inc.	661	428,500
	Covanta Holding Corp.	16,529	128,596
*	Covenant Transportation Group, Inc., Class A	2,890	25,663
*	CPI Aerostructures, Inc.	1,046	3,441
	CRA International, Inc.	1,211	51,019
	Crane Co.	8,493	462,444
	CSW Industrials, Inc.	2,635	174,542
	CSX Corp.	35,426	2,346,264
	Cummins, Inc.	16,129	2,637,091
	Curtiss-Wright Corp.	6,017	623,662
	Deere & Co.	13,973	2,026,923
	Delta Air Lines, Inc.	76,394	1,979,369
	Deluxe Corp.	5,180	145,921
	Donaldson Co., Inc.	15,835	694,048
	Douglas Dynamics, Inc.	4,778	176,595
	Dover Corp.	10,328	967,217
*	Ducommun, Inc.	1,848	52,188
*	DXP Enterprises, Inc.	1,836	27,393
#*	Dycom Industries, Inc.	4,836	157,654
#*	Eagle Bulk Shipping, Inc.	6,676	11,216
	Eastern Co. (The)	312	5,616
	Eaton Corp. P.L.C.	13,958	1,165,493
*	Echo Global Logistics, Inc.	4,801	84,162
	EMCOR Group, Inc.	8,720	553,982
	Emerson Electric Co.	28,042	1,599,235
	Encore Wire Corp.	3,557	162,839
#*	Energy Recovery, Inc.	4,025	32,764
	Enerpac Tool Group Corp.	6,320	107,819
	EnerSys	6,282	366,806
	Ennis, Inc.	3,943	73,379
	EnPro Industries, Inc.	3,788	171,786
	Equifax, Inc.	2,501	347,389
	ESCO Technologies, Inc.	3,769	287,575
	Espey Manufacturing & Electronics Corp.	200	3,802
*	Evoqua Water Technologies Corp.	6,024	96,685
	Expeditors International of Washington, Inc.	13,844	991,300
	Exponent, Inc.	6,644	467,273
	Fastenal Co.	33,730	1,221,701
	Federal Signal Corp.	10,280	276,840
	FedEx Corp.	12,171	1,542,918
	Flowserve Corp.	12,538	353,195
	Fluor Corp.	15,166	177,442
*	Forrester Research, Inc.	2,047	64,071
	Fortive Corp.	15,154	969,856
	Fortune Brands Home & Security, Inc.	18,981	914,884
	Forward Air Corp.	4,408	227,453
*	Franklin Covey Co.	1,696	35,192
	Franklin Electric Co., Inc.	6,549	332,689
*	FreightCar America, Inc.	1,800	2,700
*	FTI Consulting, Inc.	4,198	534,657
*	Gates Industrial Corp. P.L.C.	1,637	14,062
#	GATX Corp.	6,361	377,207
	Genco Shipping & Trading, Ltd.	4,464	26,025
*	Gencor Industries, Inc.	1,048	12,702
*	Generac Holdings, Inc.	9,570	932,501
*	Gibraltar Industries, Inc.	4,567	211,452

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	GMS, Inc.	6,537	$120,150
#	Golden Ocean Group, Ltd.	11,267	42,815
*	Goldfield Corp. (The)	5,963	20,572
	Gorman-Rupp Co. (The)	4,380	129,210
*	GP Strategies Corp.	2,129	16,947
	Graco, Inc.	18,078	807,363
#	GrafTech International, Ltd.	18,235	148,068
	Graham Corp.	739	9,681
#	Granite Construction, Inc.	8,076	132,769
*	Great Lakes Dredge & Dock Corp.	8,897	78,649
	Greenbrier Cos., Inc. (The)	5,318	90,300
	Griffon Corp.	7,377	121,057
	H&E Equipment Services, Inc.	6,393	103,950
*	Harsco Corp.	12,092	120,678
	Hawaiian Holdings, Inc.	7,630	109,872
*	HD Supply Holdings, Inc.	23,170	687,686
#	Healthcare Services Group, Inc.	7,940	202,391
	Heartland Express, Inc.	12,593	246,697
	HEICO Corp.	3,819	334,544
	HEICO Corp., Class A	5,489	397,019
	Heidrick & Struggles International, Inc.	2,552	57,267
	Helios Technologies, Inc.	4,776	169,882
*	Herc Holdings, Inc.	4,935	139,315
*	Heritage-Crystal Clean, Inc.	3,611	66,262
	Herman Miller, Inc.	9,288	209,352
#*	Hertz Global Holdings, Inc.	22,427	90,605
	Hexcel Corp.	11,394	394,118
*	Hill International, Inc.	4,939	11,113
	Hillenbrand, Inc.	9,227	193,306
	HNI Corp.	7,531	183,305
	Honeywell International, Inc.	26,492	3,759,215
*	Houston Wire & Cable Co.	3,000	6,930
	Howmet Aerospace, Inc.	32,076	419,233
*	Hub Group, Inc., Class A	5,239	252,048
	Hubbell, Inc.	8,775	1,091,873
*	Hudson Global, Inc.	230	2,185
	Hurco Cos., Inc.	876	28,636
*	Huron Consulting Group, Inc.	3,546	198,718
*	Huttig Building Products, Inc.	812	934
	Hyster-Yale Materials Handling, Inc.	1,661	64,845
*	IAA Inc.	11,530	445,058
	ICF International, Inc.	2,339	172,010
	IDEX Corp.	5,387	827,605
*	IES Holdings, Inc.	2,130	42,068
	Illinois Tool Works, Inc.	11,931	1,938,787
*	Ingersoll Rand, Inc.	35,355	1,028,123
*	InnerWorkings, Inc.	10,091	17,861
*	Innovative Solutions & Support, Inc.	400	1,716
	Insperity, Inc.	4,225	201,575
	Insteel Industries, Inc.	2,607	45,805
	Interface, Inc.	9,215	85,147
	ITT, Inc.	12,504	659,211
	Jacobs Engineering Group, Inc.	6,610	546,977
	JB Hunt Transport Services, Inc.	10,044	1,015,649
*	JELD-WEN Holding, Inc.	15,474	196,520
*	JetBlue Airways Corp.	34,686	337,842
	John Bean Technologies Corp.	5,117	392,679
	Johnson Controls International P.L.C.	46,572	1,355,711
	Kadant, Inc.	1,782	149,848

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	3,967	$153,761
	Kansas City Southern	5,295	691,262
#	KAR Auction Services, Inc.	18,085	270,913
	Kelly Services, Inc., Class A	6,650	102,743
	Kennametal, Inc.	13,901	356,005
	Kforce, Inc.	4,810	144,060
	Kimball International, Inc., Class B	8,202	100,639
*	Kirby Corp.	6,080	324,794
#	Knight-Swift Transportation Holdings, Inc.	19,235	715,157
	Knoll, Inc.	8,232	95,985
	Korn Ferry	8,932	257,510
	Landstar System, Inc.	4,726	488,243
*	Lawson Products, Inc.	700	23,527
*	LB Foster Co., Class A	1,400	20,146
	Lennox International, Inc.	1,620	302,422
	Lincoln Electric Holdings, Inc.	8,164	657,284
	Lindsay Corp.	518	46,620
*	LS Starrett Co. (The), Class A	230	728
	LSI Industries, Inc.	3,205	19,871
*	Lydall, Inc.	2,299	25,749
	Macquarie Infrastructure Corp.	13,465	371,499
*	Manitowoc Co., Inc. (The)	5,671	52,287
	ManpowerGroup, Inc.	8,117	602,606
	Marten Transport, Ltd.	7,874	176,535
	Masco Corp.	11,232	460,961
*	Masonite International Corp.	4,533	267,810
*	MasTec, Inc.	12,037	432,128
	Matson, Inc.	8,426	254,802
	Matthews International Corp., Class A	5,311	127,145
	McGrath RentCorp	4,273	233,092
*	Mercury Systems, Inc.	4,208	375,185
*	Meritor, Inc.	15,075	309,037
#*	Mesa Air Group, Inc.	2,656	12,072
*	Middleby Corp. (The)	7,127	396,475
	Miller Industries, Inc.	1,300	39,494
*	Mistras Group, Inc.	3,322	15,780
	Mobile Mini, Inc.	6,413	183,219
	Moog, Inc., Class A	4,615	228,350
*	MRC Global, Inc.	12,769	68,442
	MSA Safety, Inc.	4,581	515,500
	MSC Industrial Direct Co., Inc., Class A	6,274	374,181
	Mueller Industries, Inc.	10,050	260,295
	Mueller Water Products, Inc., Class A	22,826	216,619
*	MYR Group, Inc.	2,344	70,320
*	Navistar International Corp.	9,648	229,333
	Nielsen Holdings P.L.C.	48,799	718,809
	NL Industries, Inc.	7,700	25,795
	NN, Inc.	5,147	17,757
	Nordson Corp.	5,363	862,960
	Norfolk Southern Corp.	12,257	2,097,173
*	Northwest Pipe Co.	1,465	35,629
*	NOW, Inc.	20,144	124,288
#*	NV5 Global, Inc.	1,346	62,926
	nVent Electric P.L.C.	18,070	337,005
	Old Dominion Freight Line, Inc.	9,882	1,435,756
#	Omega Flex, Inc.	981	88,388
*	Orion Group Holdings, Inc.	3,661	9,226
	Oshkosh Corp.	10,832	731,485
*	Otis Worldwide Corp.	18,064	919,638

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	17,088	$740,936
	PACCAR, Inc.	31,180	2,158,591
*	PAM Transportation Services, Inc.	751	28,673
	Park Aerospace Corp.	2,637	35,098
	Parker-Hannifin Corp.	9,381	1,483,324
	Park-Ohio Holdings Corp.	1,783	32,682
	Patrick Industries, Inc.	3,766	155,235
	Patriot Transportation Holding, Inc.	133	1,186
	Pentair P.L.C.	19,988	691,385
*	Performant Financial Corp.	6,812	4,768
*	Perma-Pipe International Holdings, Inc.	300	1,740
*	PGT Innovations, Inc.	8,062	83,361
*	PICO Holdings, Inc.	3,320	28,419
#	Pitney Bowes, Inc.	30,418	107,376
	Powell Industries, Inc.	1,301	33,006
	Preformed Line Products Co.	889	44,166
	Primoris Services Corp.	8,827	137,789
*	Proto Labs, Inc.	2,337	237,416
#	Quad/Graphics, Inc.	7,683	28,581
	Quanex Building Products Corp.	5,988	74,670
	Quanta Services, Inc.	18,685	679,387
*	Radiant Logistics, Inc.	4,889	20,925
	Raven Industries, Inc.	4,856	108,143
	Raytheon Technologies Corp.	36,129	2,341,520
*	RBC Bearings, Inc.	1,746	221,183
*	RCM Technologies, Inc.	300	435
	Regal Beloit Corp.	6,777	481,235
	Republic Services, Inc.	17,200	1,347,448
*	Resideo Technologies, Inc.	17,005	87,236
	Resources Connection, Inc.	5,098	55,466
	REV Group, Inc.	10,564	56,200
	Rexnord Corp.	13,889	378,753
	Robert Half International, Inc.	14,922	705,363
	Rockwell Automation, Inc.	7,273	1,378,088
#	Rollins, Inc.	10,666	426,640
	Roper Technologies, Inc.	3,170	1,081,065
	RR Donnelley & Sons Co.	1,892	3,235
	Rush Enterprises, Inc., Class A	4,805	180,188
	Ryder System, Inc.	8,414	297,856
*	Saia, Inc.	4,422	409,123
	Schneider National, Inc., Class B	10,750	235,533
	Scorpio Bulkers, Inc.	859	22,016
*	Sensata Technologies Holding P.L.C.	21,933	797,923
*	SIFCO Industries, Inc.	157	383
	Simpson Manufacturing Co., Inc.	5,786	417,171
#*	SiteOne Landscape Supply, Inc.	4,790	424,538
	SkyWest, Inc.	7,870	243,576
	Snap-on, Inc.	6,494	846,103
	Southwest Airlines Co.	47,495	1,484,219
*	SP Plus Corp.	3,718	78,413
	Spartan Motors, Inc.	4,649	65,504
	Spirit AeroSystems Holdings, Inc., Class A	12,230	271,017
#*	Spirit Airlines, Inc.	9,581	143,907
*	SPX Corp.	6,066	231,297
*	SPX FLOW, Inc.	7,343	239,162
	Standex International Corp.	1,553	77,402
	Stanley Black & Decker, Inc.	7,968	878,074
	Steelcase, Inc., Class A	13,557	148,449
*	Stericycle, Inc.	9,443	460,818

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Construction Co., Inc.	2,955	$29,195
*	Sunrun, Inc.	18,549	260,242
	Systemax, Inc.	5,216	103,590
*	Team, Inc.	2,690	16,597
*	Teledyne Technologies, Inc.	1,813	590,440
	Tennant Co.	3,041	179,936
	Terex Corp.	11,318	171,920
	Tetra Tech, Inc.	5,408	407,114
*	Textainer Group Holdings, Ltd.	9,854	86,518
*	Thermon Group Holdings, Inc.	3,864	59,042
	Timken Co. (The)	9,488	356,559
	Titan International, Inc.	8,488	11,968
*	Titan Machinery, Inc.	4,124	38,766
	Toro Co. (The)	10,992	701,400
*	TPI Composites, Inc.	3,818	66,930
	Trane Technologies P.L.C.	7,760	678,379
	TransDigm Group, Inc.	1,804	654,996
	TransUnion	8,471	667,430
#*	Trex Co., Inc.	5,729	545,515
*	TriMas Corp.	7,022	167,404
*	TriNet Group, Inc.	9,757	477,800
#	Trinity Industries, Inc.	19,945	384,739
	Triton International, Ltd.	12,587	389,945
	Triumph Group, Inc.	4,683	32,968
*	TrueBlue, Inc.	6,368	98,895
*	Tutor Perini Corp.	8,900	62,300
*	Twin Disc, Inc.	1,100	6,611
	UFP Industries, Inc.	11,574	475,923
*	Ultralife Corp.	900	6,345
	UniFirst Corp.	1,651	277,616
	Union Pacific Corp.	31,377	5,013,731
*	United Airlines Holdings, Inc.	27,064	800,553
	United Parcel Service, Inc., Class B	26,141	2,474,507
*	United Rentals, Inc.	9,260	1,189,910
*	Univar Solutions, Inc.	19,239	279,350
	Universal Logistics Holdings, Inc.	3,206	44,660
	US Ecology, Inc.	4,032	132,169
#*	USA Truck, Inc.	905	4,507
	Valmont Industries, Inc.	2,887	338,472
*	Vectrus, Inc.	1,615	83,996
	Verisk Analytics, Inc.	7,543	1,152,797
*	Veritiv Corp.	2,207	20,680
	Viad Corp.	3,384	81,114
#*	Vicor Corp.	2,134	113,465
*	Volt Information Sciences, Inc.	639	543
	VSE Corp.	1,308	25,140
	Wabash National Corp.	10,621	87,092
*	WABCO Holdings, Inc.	8,028	1,078,803
	Wabtec Corp.	11,361	640,988
	Waste Management, Inc.	19,722	1,972,594
	Watsco, Inc.	2,781	447,713
	Watts Water Technologies, Inc., Class A	3,668	302,243
*	Welbilt, Inc.	15,412	75,981
	Werner Enterprises, Inc.	11,037	442,804
*	WESCO International, Inc.	7,649	197,880
*	Willdan Group, Inc.	657	16,662
*	Willis Lease Finance Corp.	856	17,129
*	WillScot Corp.	12,485	145,450
	Woodward, Inc.	6,752	408,901

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	4,089	$1,126,847
#*	XPO Logistics, Inc.	12,668	845,462
	Xylem, Inc.	9,382	674,566
#*	YRC Worldwide, Inc.	2,988	5,139

TOTAL INDUSTRIALS			148,541,381

INFORMATION TECHNOLOGY — (25.2%)
#*	2U, Inc.	2,449	58,164
#*	3D Systems Corp.	20,604	174,928
*	A10 Networks Inc.	1,700	11,611
*	Acacia Communications, Inc.	3,716	251,536
	Accenture P.L.C., Class A	24,451	4,528,081
*	ACI Worldwide, Inc.	11,033	302,304
*	Adobe, Inc.	4,495	1,589,612
	ADTRAN, Inc.	7,336	75,414
*	Advanced Energy Industries, Inc.	4,250	236,300
*	Advanced Micro Devices, Inc.	9,466	495,924
*	Agilysys, Inc.	1,206	23,626
*	Akamai Technologies, Inc.	10,803	1,055,561
*	Alarm.com Holdings, Inc.	2,378	106,368
	Alliance Data Systems Corp.	2,155	107,901
*	Alpha & Omega Semiconductor, Ltd.	2,773	33,359
#*	Altair Engineering, Inc., Class A	3,188	105,172
#*	Alteryx, Inc., Class A	685	77,528
*	Ambarella, Inc.	4,675	245,811
	Amdocs, Ltd.	8,327	536,592
	American Software, Inc., Class A	2,466	40,640
*	Amkor Technology, Inc.	42,762	422,489
	Amphenol Corp., Class A	12,108	1,068,652
*	Amtech Systems, Inc.	531	2,634
	Analog Devices, Inc.	11,518	1,262,373
*	Anixter International, Inc.	5,319	493,922
*	ANSYS, Inc.	3,532	924,784
#*	Appfolio, Inc., Class A	1,129	124,032
	Apple, Inc.	171,683	50,440,465
	Applied Materials, Inc.	41,246	2,049,101
#*	Applied Optoelectronics, Inc.	1,137	12,189
*	Arista Networks, Inc.	5,220	1,144,746
*	Arlo Technologies, Inc.	6,293	17,243
*	Arrow Electronics, Inc.	9,672	608,562
*	Aspen Technology, Inc.	6,166	630,473
*	Atlassian Corp. P.L.C., Class A	622	96,715
*	Autodesk, Inc.	3,119	583,658
	Automatic Data Processing, Inc.	17,754	2,604,334
*	Avalara, Inc.	1,449	129,497
#*	Avaya Holdings Corp.	17,602	174,964
*	Avid Technology, Inc.	4,744	33,303
	Avnet, Inc.	16,990	510,040
*	Aware, Inc.	2,169	5,531
*	Axcelis Technologies, Inc.	5,425	126,728
*	AXT, Inc.	5,700	31,521
	Badger Meter, Inc.	4,929	290,959
	Bel Fuse, Inc., Class B	1,369	10,213
	Belden, Inc.	7,461	255,092
	Benchmark Electronics, Inc.	7,549	155,962
*	Black Knight, Inc.	9,603	677,684
	Blackbaud, Inc.	5,088	281,163
	Booz Allen Hamilton Holding Corp.	14,453	1,061,428
*	Bottomline Technologies De, Inc.	3,335	138,836

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadcom, Inc.	10,281	$2,792,525
	Broadridge Financial Solutions, Inc.	7,308	847,728
#*	BroadVision, Inc.	200	864
	Brooks Automation, Inc.	8,503	327,280
*	BSQUARE Corp.	1,400	1,386
	Cabot Microelectronics Corp.	2,119	259,662
*	CACI International, Inc., Class A	3,266	816,957
*	Cadence Design Systems, Inc.	13,385	1,085,925
#*	CalAmp Corp.	2,256	15,160
*	Calix, Inc.	5,648	64,952
*	Cardtronics P.L.C., Class A	8,186	187,459
	Cass Information Systems, Inc.	1,795	71,997
	CDK Global, Inc.	8,207	322,371
	CDW Corp.	9,329	1,033,653
	Cerence Inc.	3,238	68,516
#*	Ceridian HCM Holding, Inc.	2,349	138,521
*	CEVA, Inc.	3,198	100,257
*	ChannelAdvisor Corp.	1,349	13,935
*	Ciena Corp.	13,957	645,511
*	Cirrus Logic, Inc.	8,489	641,768
	Cisco Systems, Inc.	194,712	8,251,895
	Citrix Systems, Inc.	8,342	1,209,673
*	Clearfield, Inc.	600	7,818
	Cognex Corp.	5,920	327,021
	Cognizant Technology Solutions Corp., Class A	24,331	1,411,685
#*	Coherent, Inc.	2,590	331,183
	Cohu, Inc.	5,805	95,957
#*	CommScope Holding Co., Inc.	20,226	222,688
	Communications Systems, Inc.	400	2,276
*	CommVault Systems, Inc.	4,030	172,041
*	Computer Task Group, Inc.	1,668	7,006
	Comtech Telecommunications Corp.	4,246	78,593
*	Conduent, Inc.	18,392	46,348
*	Cornerstone OnDemand Inc.	2,231	74,872
#*	Coupa Software, Inc.	663	116,748
*	Cree, Inc.	10,315	444,886
	CSG Systems International, Inc.	5,276	256,308
	CTS Corp.	5,074	117,514
*	CyberOptics Corp.	1,062	27,177
	Daktronics, Inc.	6,045	27,323
*	Dell Technologies, Inc., Class C	3,458	147,622
*	Digi International, Inc.	3,785	42,960
*	Digital Turbine, Inc.	6,691	39,209
*	Diodes, Inc.	7,824	398,163
*	DocuSign, Inc.	1,939	203,110
	Dolby Laboratories, Inc., Class A	5,762	345,893
*	Dropbox, Inc., Class A	4,067	85,488
*	DSP Group, Inc.	4,082	70,414
	DXC Technology Co.	21,016	381,020
#	Ebix, Inc.	4,651	97,345
*	EchoStar Corp., Class A	8,530	269,121
*	EMCORE Corp.	2,998	8,185
*	Endurance International Group Holdings, Inc.	19,562	50,177
#*	Enphase Energy Inc.	10,161	475,840
	Entegris, Inc.	21,829	1,183,787
*	Envestnet, Inc.	5,028	314,351
*	EPAM Systems, Inc.	2,074	458,126
*	ePlus, Inc.	2,309	163,362
*	Euronet Worldwide, Inc.	5,938	544,871

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Everbridge, Inc.	410	$45,666
	EVERTEC, Inc.	9,562	242,301
*	Evo Payments, Inc., Class A	3,142	62,557
*	ExlService Holdings, Inc.	4,354	268,772
*	F5 Networks, Inc.	7,244	1,008,799
*	Fabrinet	4,857	304,777
*	Fair Isaac Corp.	2,378	839,291
*	FARO Technologies, Inc.	2,355	129,266
	Fidelity National Information Services, Inc.	15,493	2,043,372
*	FireEye, Inc.	10,656	122,651
#*	First Solar, Inc.	12,780	562,448
*	Fiserv, Inc.	11,324	1,167,051
*	Fitbit, Inc., Class A	26,095	174,576
#*	Five9 Inc.	706	65,425
*	FleetCor Technologies, Inc.	5,863	1,414,449
*	Flex, Ltd.	79,177	772,768
	FLIR Systems, Inc.	14,873	645,488
*	FormFactor, Inc.	10,578	246,467
*	Fortinet, Inc.	5,439	585,998
*	Frequency Electronics, Inc.	400	4,020
*	Gartner, Inc.	3,950	469,299
	Genpact, Ltd.	24,362	838,784
	Global Payments, Inc.	8,395	1,393,738
#*	Globant SA	3,600	416,412
*	GoDaddy, Inc., Class A	5,914	410,609
*	GSI Technology, Inc.	1,378	10,652
#*	GTT Communications, Inc.	7,469	84,848
#*	Guidewire Software, Inc.	3,721	338,016
	Hackett Group, Inc. (The)	7,650	113,449
*	Harmonic, Inc.	12,292	71,294
	Hewlett Packard Enterprise Co.	111,513	1,121,821
	HP, Inc.	42,907	665,488
#*	HubSpot, Inc.	962	162,222
*	Ichor Holdings, Ltd.	4,545	113,170
*	Immersion Corp.	4,084	28,425
#*	Infinera Corp.	27,543	169,803
*	Inphi Corp.	1,905	183,909
*	Insight Enterprises, Inc.	6,112	331,820
	Intel Corp.	240,711	14,437,846
	InterDigital, Inc.	4,536	262,045
	International Business Machines Corp.	42,616	5,350,865
	Intuit, Inc.	8,353	2,253,723
*	IPG Photonics Corp.	4,604	595,435
*	Itron, Inc.	5,664	395,460
#	j2 Global, Inc.	7,345	592,301
	Jabil, Inc.	24,596	699,510
	Jack Henry & Associates, Inc.	3,250	531,537
	Juniper Networks, Inc.	34,323	741,377
	KBR, Inc.	23,439	474,874
	KEMET Corp.	9,197	248,411
*	Key Tronic Corp.	700	3,241
*	Keysight Technologies, Inc.	12,853	1,243,785
*	Kimball Electronics, Inc.	4,412	59,650
	KLA Corp.	11,724	1,923,791
*	Knowles Corp.	13,964	217,140
	Kulicke & Soffa Industries, Inc.	10,024	240,275
*	KVH Industries, Inc.	2,284	21,196
	Lam Research Corp.	12,310	3,142,497
*	Lattice Semiconductor Corp.	13,214	297,447

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Limelight Networks, Inc.	10,418	$52,819
	Littelfuse, Inc.	2,767	401,879
*	LiveRamp Holdings, Inc.	10,816	409,494
	LogMeIn, Inc.	7,911	676,074
#*	Lumentum Holdings, Inc.	7,258	587,245
#*	MACOM Technology Solutions Holdings, Inc.	9,413	288,603
*	MagnaChip Semiconductor Corp.	3,475	40,206
*	Manhattan Associates, Inc.	7,823	554,964
	Marvell Technology Group, Ltd.	31,228	835,037
	Mastercard, Inc., Class A	33,547	9,224,419
	Maxim Integrated Products, Inc.	15,883	873,247
	MAXIMUS, Inc.	8,637	581,443
*	MaxLinear, Inc.	7,572	124,862
	Methode Electronics, Inc.	6,969	209,209
#	Microchip Technology, Inc.	15,042	1,319,635
*	Micron Technology, Inc.	56,642	2,712,585
	Microsoft Corp.	274,737	49,235,618
*	MicroStrategy, Inc., Class A	1,129	142,627
*	Mimecast, Ltd.	2,199	89,939
	MKS Instruments, Inc.	8,036	805,448
#*	MongoDB, Inc.	499	80,903
	Monolithic Power Systems, Inc.	2,213	442,401
	Motorola Solutions, Inc.	2,912	418,775
	MTS Systems Corp.	2,499	53,154
*	Napco Security Technologies, Inc.	990	19,840
	National Instruments Corp.	10,494	403,179
*	NCR Corp.	17,277	354,524
*	NeoPhotonics Corp.	3,479	33,468
	NetApp, Inc.	15,602	682,900
*	NETGEAR, Inc.	5,417	129,900
*	Netscout Systems, Inc.	11,956	316,595
*	New Relic, Inc.	959	51,489
	NIC, Inc.	9,323	225,896
	NortonLifeLock Inc.	29,064	618,191
*	Novanta, Inc.	3,833	333,049
*	Nuance Communications, Inc.	14,552	293,950
	NVE Corp.	473	26,852
	NVIDIA Corp.	9,113	2,663,548
*	Okta, Inc.	828	125,276
*	ON Semiconductor Corp.	59,517	954,950
*	OneSpan, Inc.	4,122	69,250
*	Onto Innovation Inc.	7,973	258,804
	Oracle Corp.	104,371	5,528,532
*	OSI Systems, Inc.	2,831	204,908
*	Palo Alto Networks, Inc.	1,378	270,791
#*	PAR Technology Corp.	700	13,237
	Paychex, Inc.	15,757	1,079,670
*	Paycom Software, Inc.	3,528	920,879
#*	Paylocity Holding Corp.	2,281	261,243
*	PayPal Holdings, Inc.	10,382	1,276,986
	PC Connection, Inc.	4,626	212,565
	PC-Tel, Inc.	700	4,781
*	PDF Solutions, Inc.	3,755	59,967
	Pegasystems, Inc.	1,997	166,989
*	Perceptron, Inc.	800	2,248
*	Perficient, Inc.	5,213	181,569
	Perspecta, Inc.	24,797	534,871
*	PFSweb, Inc.	1,937	8,135
*	Photronics, Inc.	9,051	108,159

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Plantronics, Inc.	5,208	$73,537
*	Plexus Corp.	4,564	286,117
	Power Integrations, Inc.	3,171	324,552
*	Powerfleet, Inc.	100	480
*	PRGX Global, Inc.	2,000	8,020
	Progress Software Corp.	5,856	239,569
*	Proofpoint, Inc.	1,353	164,701
*	PTC, Inc.	2,748	190,299
*	Pure Storage, Inc., Class A	16,760	241,344
	QAD, Inc., Class A	1,197	50,657
	QAD, Inc., Class B	92	2,755
*	Qorvo, Inc.	8,628	845,803
	QUALCOMM, Inc.	41,894	3,295,801
#*	Qualys, Inc.	4,010	422,814
*	Rambus, Inc.	17,769	222,646
*	RealNetworks, Inc.	4,961	3,727
#*	RealPage, Inc.	5,404	348,504
*	Ribbon Communications, Inc.	13,426	48,938
	Richardson Electronics, Ltd.	900	3,600
*	RingCentral, Inc., Class A	851	194,479
*	Rogers Corp.	1,882	208,977
*	Rosetta Stone, Inc.	2,177	37,183
	Sabre Corp.	18,082	131,456
*	Sailpoint Technologies Holdings, Inc.	2,200	40,898
*	salesforce.com, Inc.	11,961	1,937,084
*	Sanmina Corp.	10,807	299,678
	Sapiens International Corp. NV	5,349	132,334
*	ScanSource, Inc.	4,044	104,820
	Science Applications International Corp.	6,654	543,366
	Seagate Technology P.L.C.	21,865	1,092,157
*	Semtech Corp.	6,025	272,571
*	ServiceNow, Inc.	712	250,296
*	ServiceSource International, Inc.	4,300	5,289
*	Silicon Laboratories, Inc.	2,427	235,953
	Skyworks Solutions, Inc.	12,725	1,321,873
*	SMART Global Holdings, Inc.	3,473	87,832
*	SolarEdge Technologies, Inc.	6,939	774,323
*	Splunk, Inc.	1,449	203,382
*	SPS Commerce, Inc.	2,414	134,001
*	Square, Inc., Class A	1,700	110,738
	SS&C Technologies Holdings, Inc.	14,849	819,071
*	StarTek, Inc.	2,316	9,658
#*	Stratasys, Ltd.	9,417	166,681
*	Super Micro Computer, Inc.	7,652	175,231
*	Sykes Enterprises, Inc.	8,051	230,500
*	Synaptics, Inc.	5,180	338,720
*	Synchronoss Technologies, Inc.	4,424	15,263
	SYNNEX Corp.	8,494	743,735
*	Synopsys, Inc.	5,899	926,851
	TE Connectivity, Ltd.	16,800	1,234,128
*	Tech Data Corp.	6,512	915,848
*	Telenav, Inc.	4,400	20,548
#*	Teradata Corp.	10,594	260,506
	Teradyne, Inc.	18,171	1,136,414
	TESSCO Technologies, Inc.	672	4,140
	Texas Instruments, Inc.	43,468	5,045,331
	TiVo Corp.	14,680	103,200
#*	Trade Desk, Inc. (The), Class A	931	272,392
	TransAct Technologies, Inc.	400	1,700

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trimble, Inc.	15,700	$543,691
	TTEC Holdings, Inc.	7,261	283,034
*	TTM Technologies, Inc.	19,870	230,293
#*	Twilio, Inc., Class A	4,728	530,954
*	Tyler Technologies, Inc.	731	234,424
#	Ubiquiti, Inc.	2,748	445,258
*	Ultra Clean Holdings, Inc.	5,638	103,683
*	Unisys Corp.	6,481	81,596
	Universal Display Corp.	1,757	263,761
*	Upland Software, Inc.	318	10,058
*	Veeco Instruments, Inc.	7,204	78,740
*	Verint Systems, Inc.	6,720	287,213
*	VeriSign, Inc.	4,227	885,514
*	ViaSat, Inc.	7,806	330,974
*	Viavi Solutions, Inc.	23,114	279,217
*	Virtusa Corp.	3,383	111,639
	Visa, Inc., Class A	64,903	11,599,464
	Vishay Intertechnology, Inc.	22,767	377,705
*	Vishay Precision Group, Inc.	793	18,334
#*	VMware, Inc., Class A	2,289	301,049
	Wayside Technology Group, Inc.	200	3,100
	Western Digital Corp.	18,497	852,342
	Western Union Co. (The)	27,899	532,034
*	WEX, Inc.	3,227	426,997
*	Workday, Inc., Class A	696	107,114
*	Xerox Holdings Corp.	22,478	411,123
	Xilinx, Inc.	10,402	909,135
	Xperi Corp.	6,862	104,851
*	Zebra Technologies Corp., Class A	4,408	1,012,341
*	Zendesk, Inc.	863	66,347
*	Zix Corp.	5,219	28,600

TOTAL INFORMATION TECHNOLOGY			293,053,348

MATERIALS — (4.6%)
*	AdvanSix, Inc.	5,953	72,508
#*	AgroFresh Solutions, Inc.	3,300	6,633
	Air Products & Chemicals, Inc.	8,733	1,969,990
#	Albemarle Corp.	13,571	833,667
*	Alcoa Corp.	11,279	91,924
#*	Allegheny Technologies, Inc.	20,116	151,071
*	Amcor, PLC	74,077	664,471
	American Vanguard Corp.	4,707	59,167
*	Ampco-Pittsburgh Corp.	1,853	6,930
	AptarGroup, Inc.	8,090	866,277
*	Arconic Corp.	8,019	69,926
	Ashland Global Holdings, Inc.	6,569	405,242
	Avery Dennison Corp.	8,318	918,224
*	Axalta Coating Systems, Ltd.	33,036	652,131
	Balchem Corp.	3,382	301,810
	Ball Corp.	19,703	1,292,320
*	Berry Global Group, Inc.	18,531	737,348
	Boise Cascade Co.	6,896	215,638
	Cabot Corp.	7,933	268,849
	Carpenter Technology Corp.	7,820	173,369
	Celanese Corp.	12,318	1,023,256
*	Century Aluminum Co.	13,837	60,191
	CF Industries Holdings, Inc.	13,159	361,872
	Chase Corp.	1,440	135,734
	Chemours Co. (The)	19,641	230,389

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	3,333	$79,792
#	Cleveland-Cliffs, Inc.	55,868	244,702
*	Coeur Mining, Inc.	44,110	185,703
	Commercial Metals Co.	21,515	342,949
#	Compass Minerals International, Inc.	5,350	263,006
*	Core Molding Technologies, Inc.	1,483	3,737
*	Corteva, Inc.	45,797	1,199,423
*	Crown Holdings, Inc.	15,246	981,995
	Domtar Corp.	9,965	232,782
*	Dow, Inc.	70,269	2,578,170
	DuPont de Nemours, Inc.	20,130	946,513
	Eagle Materials, Inc.	3,770	230,008
	Eastman Chemical Co.	16,646	1,007,249
	Ecolab, Inc.	6,140	1,188,090
*	Element Solutions, Inc.	45,285	464,171
*	Ferro Corp.	15,399	153,528
*	Ferroglobe P.L.C.	28,473	14,666
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
#*	Flotek Industries, Inc.	9,677	8,684
	FMC Corp.	9,353	859,541
	Freeport-McMoRan, Inc.	83,783	739,804
	Friedman Industries, Inc.	400	1,704
	FutureFuel Corp.	5,733	59,509
*	GCP Applied Technologies, Inc.	11,750	201,160
	Gold Resource Corp.	7,506	31,000
	Graphic Packaging Holding Co.	45,360	605,556
	Greif, Inc., Class A	5,069	171,788
	Greif, Inc., Class B	1,804	71,709
	Hawkins, Inc.	1,749	65,465
	Haynes International, Inc.	2,316	51,184
	HB Fuller Co.	7,835	288,250
	Hecla Mining Co.	75,093	197,495
	Huntsman Corp.	33,465	562,547
*	Ingevity Corp.	4,396	228,240
	Innospec, Inc.	3,417	247,801
	International Flavors & Fragrances, Inc.	4,578	599,855
	International Paper Co.	39,546	1,354,450
*	Intrepid Potash, Inc.	24,709	23,797
	Kaiser Aluminum Corp.	1,125	81,259
*	Koppers Holdings, Inc.	2,199	34,656
*	Kraton Corp.	5,299	82,717
#	Kronos Worldwide, Inc.	11,641	110,473
	Linde P.L.C.	8,966	1,649,654
#*	Livent Corp.	23,225	143,995
	Louisiana-Pacific Corp.	15,390	307,800
*	LSB Industries, Inc.	2,432	4,840
	LyondellBasell Industries NV, Class A	34,597	2,004,896
	Martin Marietta Materials, Inc.	3,289	625,666
	Materion Corp.	3,754	194,232
	Mercer International, Inc.	9,632	97,091
	Minerals Technologies, Inc.	5,497	242,088
	Mosaic Co. (The)	32,182	370,415
	Myers Industries, Inc.	5,581	68,981
	Neenah, Inc.	3,401	166,173
	NewMarket Corp.	1,084	446,001
	Newmont Corp.	22,397	1,332,174
	Nexa Resources SA	8,788	36,822
	Nucor Corp.	26,786	1,103,315
	O-I Glass, Inc.	24,514	201,995

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Olympic Steel, Inc.	1,248	$11,781
	Packaging Corp. of America	9,969	963,504
	PH Glatfelter Co.	8,364	122,114
	PolyOne Corp.	13,093	304,936
	PPG Industries, Inc.	20,505	1,862,469
*	PQ Group Holdings, Inc.	5,451	63,886
	Rayonier Advanced Materials, Inc.	9,093	16,186
	Reliance Steel & Aluminum Co.	8,232	737,423
*	Resolute Forest Products, Inc.	12,875	31,029
	Royal Gold, Inc.	5,758	705,528
	RPM International, Inc.	11,333	752,625
*	Ryerson Holding Corp.	2,729	12,608
	Schnitzer Steel Industries, Inc., Class A	3,400	52,904
	Scotts Miracle-Gro Co. (The)	5,681	704,614
	Sealed Air Corp.	10,249	293,019
	Sensient Technologies Corp.	7,028	335,868
	Sherwin-Williams Co. (The)	3,898	2,090,770
	Silgan Holdings, Inc.	18,127	625,381
	Sonoco Products Co.	13,576	663,052
	Southern Copper Corp.	9,781	317,296
	Steel Dynamics, Inc.	34,141	828,602
	Stepan Co.	3,841	366,431
*	Summit Materials, Inc., Class A	19,243	290,762
	SunCoke Energy, Inc.	13,379	42,144
*	Synalloy Corp.	498	4,402
	Tecnoglass, Inc.	6,128	24,757
*	TimkenSteel Corp.	6,176	16,058
*	Trecora Resources	2,437	14,378
	Tredegar Corp.	4,800	79,104
	Trinseo SA	6,272	128,262
*	Tronox Holdings P.L.C., Class A	20,100	137,082
*	UFP Technologies, Inc.	1,356	58,308
	United States Lime & Minerals, Inc.	600	48,060
#	United States Steel Corp.	15,919	122,258
*	Universal Stainless & Alloy Products, Inc.	900	6,723
#*	US Concrete, Inc.	2,301	44,133
	Valvoline, Inc.	18,327	315,041
*	Venator Materials P.L.C.	14,175	18,002
*	Verso Corp., Class A	6,331	87,938
	Vulcan Materials Co.	6,953	785,480
	Warrior Met Coal, Inc.	9,650	121,108
	Westlake Chemical Corp.	8,677	377,016
	WestRock Co.	22,244	716,034
	Worthington Industries, Inc.	9,015	238,357
	WR Grace & Co.	6,853	323,667

TOTAL MATERIALS			53,221,303

REAL ESTATE — (0.3%)
*	Altisource Portfolio Solutions SA	1,456	12,158
*	CBRE Group, Inc., Class A	23,898	1,025,941
	Consolidated-Tomoka Land Co.	400	16,812
*	Five Point Holdings LLC, Class A	3,432	19,356
#*	Forestar Group, Inc.	5,762	76,001
*	FRP Holdings, Inc.	1,450	63,060
	Griffin Industrial Realty, Inc.	375	14,408
*	Howard Hughes Corp. (The)	4,563	247,132
	Jones Lang LaSalle, Inc.	6,112	645,305
	Kennedy-Wilson Holdings, Inc.	20,101	284,429
*	Marcus & Millichap, Inc.	7,113	206,633

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	22,861	$88,701
*	Rafael Holdings, Inc., Class B	1,879	26,513
	RE/MAX Holdings, Inc., Class A	3,265	85,837
	RMR Group, Inc. (The), Class A	2,582	76,582
#*	St Joe Co. (The)	9,888	180,950
*	Stratus Properties, Inc.	889	14,909
*	Tejon Ranch Co.	3,235	44,319

TOTAL REAL ESTATE			3,129,046

UTILITIES — (2.4%)
	AES Corp.	25,282	334,986
	ALLETE, Inc.	4,003	230,413
	Alliant Energy Corp.	9,522	462,293
	Ameren Corp.	9,183	668,063
	American Electric Power Co., Inc.	6,863	570,384
	American States Water Co.	4,161	330,259
	American Water Works Co., Inc.	6,942	844,772
	Artesian Resources Corp., Class A	900	31,077
#*	Atlantic Power Corp.	16,242	32,322
	Atlantica Yield P.L.C.	10,848	259,701
	Atmos Energy Corp.	4,786	488,028
	Avangrid, Inc.	3,794	163,142
	Avista Corp.	6,403	275,585
	Black Hills Corp.	3,864	239,336
	California Water Service Group	4,692	210,765
	CenterPoint Energy, Inc.	16,294	277,487
	Chesapeake Utilities Corp.	1,966	172,772
	Clearway Energy, Inc., Class A	4,404	82,355
	Clearway Energy, Inc., Class C	7,141	143,034
	CMS Energy Corp.	10,986	627,191
	Consolidated Edison, Inc.	9,939	783,193
	Consolidated Water Co., Ltd.	959	14,404
	Dominion Energy, Inc.	10,386	801,072
	DTE Energy Co.	6,782	703,565
	Duke Energy Corp.	9,590	811,889
	Edison International	13,534	794,581
	El Paso Electric Co.	4,149	282,132
	Entergy Corp.	7,208	688,436
	Essential Utilities, Inc.	8,009	334,696
	Evergy, Inc.	9,451	552,222
	Eversource Energy	10,024	808,937
	Exelon Corp.	12,417	460,422
	FirstEnergy Corp.	20,368	840,587
	Genie Energy, Ltd., Class B	1,601	12,616
	Hawaiian Electric Industries, Inc.	7,563	298,512
	IDACORP, Inc.	3,183	292,136
	MDU Resources Group, Inc.	24,902	559,299
	MGE Energy, Inc.	3,981	257,411
	Middlesex Water Co.	2,438	147,011
	National Fuel Gas Co.	5,754	235,914
	New Jersey Resources Corp.	10,680	360,770
	NextEra Energy, Inc.	6,314	1,459,292
	NiSource, Inc.	13,217	331,879
	Northwest Natural Holding Co.	2,744	178,634
	NorthWestern Corp.	4,909	283,200
	NRG Energy, Inc.	14,705	493,059
	OGE Energy Corp.	10,740	338,525
	ONE Gas, Inc.	3,622	288,710
#	Ormat Technologies, Inc.	6,540	408,161

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Otter Tail Corp.	5,140	$228,113
* PG&E Corp.	8,497	90,408
Pinnacle West Capital Corp.	4,285	329,902
# PNM Resources, Inc.	7,457	301,934
Portland General Electric Co.	5,879	275,078
PPL Corp.	26,707	678,892
Public Service Enterprise Group, Inc.	16,842	854,058
RGC Resources, Inc.	150	3,731
Sempra Energy	3,598	445,612
SJW Group	2,694	160,374
# South Jersey Industries, Inc.	8,752	250,220
Southern Co. (The)	13,331	756,268
Southwest Gas Holdings, Inc.	3,799	287,964
Spark Energy, Inc., Class A	1,000	7,220
Spire, Inc.	4,198	306,286
TerraForm Power, Inc., Class A	23,510	407,193
UGI Corp.	8,314	250,917
Unitil Corp.	1,532	77,075
Vistra Energy Corp.	52,731	1,030,364
WEC Energy Group, Inc.	7,354	665,905
Xcel Energy, Inc.	6,589	418,797
York Water Co. (The)	1,162	46,852

TOTAL UTILITIES		28,138,393

TOTAL COMMON STOCKS		1,140,477,217

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	1,025	25,625

TOTAL INVESTMENT SECURITIES (Cost $905,297,078)		1,140,502,842

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	1,799,761	20,825,033

TOTAL INVESTMENTS — (100.0%) (Cost $926,118,068)		$1,161,327,875

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$98,482,306	—	—	$98,482,306
Consumer Discretionary	145,029,250	$1,289	—	145,030,539
Consumer Staples	61,504,387	—	—	61,504,387
Energy	42,007,026	—	—	42,007,026
Financials	180,577,776	4,826	—	180,582,602
Health Care	86,777,141	9,745	—	86,786,886
Industrials	148,541,381	—	—	148,541,381
Information Technology	293,053,348	—	—	293,053,348
Materials	53,221,303	—	—	53,221,303
Real Estate	3,129,046	—	—	3,129,046
Utilities	28,138,393	—	—	28,138,393

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$25,625	—	—	$25,625
Securities Lending Collateral	—	$20,825,033	—	20,825,033

TOTAL	$1,140,486,982	$20,840,893	—	$1,161,327,875

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (9.9%)
	A.H. Belo Corp., Class A	200	$310
	Activision Blizzard, Inc.	58,827	3,749,045
*	Alphabet, Inc., Class A	25,963	34,964,372
*	Alphabet, Inc., Class C	26,568	35,831,199
*	Altice USA, Inc., Class A	47,079	1,222,642
#	AMC Entertainment Holdings, Inc., Class A	7,693	37,850
#*	AMC Networks, Inc., Class A	12,494	297,982
#*	ANGI Homeservices, Inc., Class A	9,304	63,035
	Anterix, Inc.	1,027	53,918
	AT&T, Inc.	327,562	9,980,814
	ATN International, Inc.	3,315	205,928
#*	AutoWeb, Inc.	864	821
*	Ballantyne Strong, Inc.	1,448	2,244
	Beasley Broadcast Group, Inc., Class A	1,101	2,730
*	Boingo Wireless, Inc.	8,699	121,264
	Cable One, Inc.	1,065	2,037,196
*	Cargurus, Inc.	9,912	226,787
*	Cars.com, Inc.	16,889	87,485
*	Central European Media Enterprises, Ltd., Class A	13,095	50,940
*	Charter Communications, Inc., Class A	16,101	7,973,698
*	Cincinnati Bell, Inc.	6,277	91,958
	Cinemark Holdings, Inc.	6,100	87,108
*	Clear Channel Outdoor Holdings, Inc.	52,128	50,293
	Cogent Communications Holdings, Inc.	5,178	434,072
	Comcast Corp., Class A	444,275	16,718,068
*	comScore, Inc.	6,024	17,409
	Consolidated Communications Holdings, Inc.	14,002	87,793
#*	Daily Journal Corp.	490	135,975
*	DHI Group, Inc.	2,357	6,552
#*	Discovery, Inc., Class A	33,198	744,299
*	Discovery, Inc., Class C	74,277	1,515,994
*	DISH Network Corp., Class A	41,651	1,041,900
*	Electronic Arts, Inc.	20,180	2,305,767
	Emerald Holding, Inc.	2,613	5,958
#	Entercom Communications Corp., Class A	25,371	30,953
	Entravision Communications Corp., Class A	13,516	19,733
	EW Scripps Co. (The), Class A	22,068	178,089
*	Facebook, Inc., Class A	225,673	46,197,520
	Fox Corp., Class A	58,287	1,507,885
*	Fox Corp., Class B	44,206	1,129,905
#	Gannett Co., Inc.	21,372	24,150
*	GCI Liberty, Inc., Class A	12,454	757,577
*	Glu Mobile, Inc.	21,700	169,260
#*	Gogo Inc.	4,600	7,498
*	Gray Television, Inc.	31,074	360,769
*	Hemisphere Media Group, Inc.	1,000	9,280
*	IAC/InterActiveCorp	6,302	1,408,371
*	IDT Corp., Class B	3,461	18,689
*	IMAX Corp.	7,797	89,665
#*	Intelsat SA	24,213	30,266
	Interpublic Group of Cos., Inc. (The)	167,269	2,840,228
*	Iridium Communications, Inc.	18,004	405,180
	John Wiley & Sons, Inc., Class A	14,877	558,631
	John Wiley & Sons, Inc., Class B	200	7,442

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class A	2,689	$322,734
*	Liberty Broadband Corp., Class C	15,741	1,931,106
*	Liberty Latin America, Ltd., Class A	12,581	134,617
*	Liberty Latin America, Ltd., Class C	22,922	237,013
#*	Liberty Media Corp.-Liberty Braves, Class A	527	10,877
*	Liberty Media Corp.-Liberty Braves, Class C	11,062	222,236
*	Liberty Media Corp.-Liberty Formula One, Class A	6,437	194,719
*	Liberty Media Corp.-Liberty Formula One, Class C	43,636	1,404,643
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,315	415,139
*	Liberty Media Corp.-Liberty SiriusXM, Class C	24,663	840,268
*	Liberty TripAdvisor Holdings, Inc., Class A	16,746	39,353
#*	Lions Gate Entertainment Corp., Class A	17,848	127,435
*	Lions Gate Entertainment Corp., Class B	31,011	207,153
#*	Live Nation Entertainment, Inc.	22,329	1,001,902
*	Loral Space & Communications, Inc.	400	8,800
*	Madison Square Garden Entertainment Corp.	3,796	313,929
*	Madison Square Garden Sports C	3,796	650,331
*	Marchex, Inc., Class B	2,015	3,365
#*	Match Group, Inc.	7,675	590,668
*	Meet Group, Inc. (The)	25,182	155,373
	Meredith Corp.	1,869	27,717
#*	MSG Networks, Inc., Class A	12,712	151,019
	National CineMedia, Inc.	21,103	69,640
*	Netflix, Inc.	27,618	11,595,417
#	New York Times Co. (The), Class A	37,000	1,203,240
	News Corp., Class A	80,996	802,670
	News Corp., Class B	44,107	450,774
	Nexstar Media Group, Inc., Class A	15,362	1,075,954
#	Omnicom Group, Inc.	44,856	2,558,138
*	ORBCOMM, Inc.	7,866	20,766
*	QuinStreet, Inc.	6,800	69,088
*	Reading International, Inc., Class A	1,600	6,824
#*	Roku, Inc.	3,543	429,518
	Saga Communications, Inc., Class A	369	10,376
	Salem Media Group, Inc.	1,000	863
	Scholastic Corp.	9,232	268,374
	Shenandoah Telecommunications Co.	8,687	464,841
#	Sirius XM Holdings, Inc.	221,410	1,308,533
#*	Snap, Inc., Class A	58,469	1,029,639
	Spok Holdings, Inc.	3,028	31,067
#*	Spotify Technology S.A.	13,925	2,110,612
*	Take-Two Interactive Software, Inc.	14,752	1,785,730
*	TechTarget, Inc.	6,809	158,786
	TEGNA, Inc.	67,970	728,638
	Telephone and Data Systems, Inc.	12,956	254,197
*	T-Mobile US, Inc.	42,204	3,705,511
	Townsquare Media, Inc., Class A	1,134	5,557
*	Travelzoo	800	4,456
	Tribune Publishing Co.	12,777	109,499
	TripAdvisor, Inc.	24,140	482,076
*	TrueCar Inc.	15,836	40,540
*	Twitter, Inc.	73,655	2,112,425
*	United States Cellular Corp.	6,027	191,839
	Verizon Communications, Inc.	394,076	22,639,666
	ViacomCBS, Inc., Class A	2,257	44,305
	ViacomCBS, Inc., Class B	56,226	970,461
*	Vonage Holdings Corp.	25,042	209,351
	Walt Disney Co. (The)	100,857	10,907,685
#	World Wrestling Entertainment, Inc., Class A	5,014	222,973

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	16,822	$375,972
#*	Zedge, Inc., Class B	894	1,001
*	Zillow Group, Inc., Class A	10,656	463,962
#*	Zillow Group, Inc., Class C	25,618	1,126,167
*	Zynga, Inc., Class A	186,691	1,407,650

TOTAL COMMUNICATION SERVICES			256,349,675

CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	10,234	196,390
	Aaron’s, Inc.	12,130	387,068
	Abercrombie & Fitch Co., Class A	15,852	167,714
	Acushnet Holdings Corp.	19,226	526,792
*	Adient P.L.C.	9,870	147,853
*	Adtalem Global Education, Inc.	43	1,366
	Advance Auto Parts, Inc.	13,287	1,606,531
*	Amazon.com, Inc.	35,041	86,691,434
*	American Axle & Manufacturing Holdings, Inc.	12,278	53,041
	American Eagle Outfitters, Inc.	46,507	369,731
*	America’s Car-Mart, Inc.	1,915	126,294
	Aptiv P.L.C.	55,456	3,856,965
	Aramark	25,767	703,697
	Ark Restaurants Corp.	500	5,925
#*	Asbury Automotive Group, Inc.	6,771	457,042
#*	Ascena Retail Group, Inc.	3,255	4,720
#*	At Home Group, Inc.	10,212	23,998
#	Autoliv, Inc.	18,376	1,102,928
*	AutoNation, Inc.	25,820	961,537
*	AutoZone, Inc.	2,858	2,916,075
*	Barnes & Noble Education, Inc.	9,131	16,344
	Bassett Furniture Industries, Inc.	1,000	6,840
	BBX Capital Corp.	3,900	8,268
*	Beazer Homes USA, Inc.	6,286	44,253
#	Bed Bath & Beyond, Inc.	36,482	225,824
	Best Buy Co., Inc.	60,584	4,648,610
#	Big 5 Sporting Goods Corp.	2,727	3,736
	Big Lots, Inc.	6,998	164,103
*	Biglari Holdings, Inc., Class A	11	3,905
*	Biglari Holdings, Inc., Class B	112	7,839
	BJ’s Restaurants, Inc.	3,275	71,592
	Bloomin’ Brands, Inc.	11,210	135,081
*	Booking Holdings, Inc.	5,054	7,482,801
*	Boot Barn Holdings, Inc.	7,189	132,709
	BorgWarner, Inc.	68,242	1,949,674
	Bowl America, Inc., Class A	348	3,480
*	Bright Horizons Family Solutions, Inc.	208	24,222
	Brinker International, Inc.	4,620	107,554
	Brunswick Corp.	23,474	1,120,179
#	Buckle, Inc. (The)	16,457	251,957
*	Build-A-Bear Workshop, Inc.	1,300	3,302
*	Burlington Stores, Inc.	8,113	1,482,164
	Caleres, Inc.	8,038	65,188
	Callaway Golf Co.	17,312	247,908
#	Camping World Holdings, Inc., Class A	3,740	33,174
*	Capri Holdings, Ltd.	32,974	502,853
#*	CarMax, Inc.	33,001	2,430,524
#*	Carrols Restaurant Group, Inc.	4,467	16,305
	Carter’s, Inc.	15,495	1,211,709
#*	Carvana Co.	3,275	262,360
	Cato Corp. (The), Class A	5,374	60,511

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	3,607	$557,931
*	Century Communities, Inc.	12,345	264,430
#	Cheesecake Factory, Inc. (The)	4,899	109,199
#	Chico’s FAS, Inc.	29,010	43,515
#	Children’s Place, Inc. (The)	4,400	130,064
	Churchill Downs, Inc.	2,595	260,071
*	Chuy’s Holdings, Inc.	1,407	23,581
	Citi Trends, Inc.	2,012	22,856
	Collectors Universe, Inc.	906	19,905
#	Columbia Sportswear Co.	22,033	1,605,985
*	Conn’s, Inc.	3,963	26,790
*	Cooper-Standard Holdings, Inc.	2,124	27,293
#	Cracker Barrel Old Country Store, Inc.	3,958	385,509
*	Crocs, Inc.	11,857	287,532
	Culp, Inc.	882	6,271
	Dana, Inc.	20,677	237,786
#	Dave & Buster’s Entertainment, Inc.	4,447	65,104
*	Deckers Outdoor Corp.	8,861	1,318,162
*	Del Taco Restaurants, Inc.	3,674	21,603
#*	Delphi Technologies P.L.C.	7,009	70,020
*	Delta Apparel, Inc.	231	2,975
*	Denny’s Corp.	6,766	76,253
#	Designer Brands, Inc., Class A	12,830	81,471
*	Destination XL Group, Inc.	3,519	1,364
	Dick’s Sporting Goods, Inc.	17,702	520,262
#	Dillard’s, Inc., Class A	3,924	115,680
	Dine Brands Global, Inc.	2,598	115,325
	Dollar General Corp.	20,872	3,658,862
*	Dollar Tree, Inc.	41,145	3,278,022
	Domino’s Pizza, Inc.	2,256	816,514
*	Dorman Products, Inc.	3,559	224,502
	DR Horton, Inc.	81,883	3,866,515
*	Drive Shack, Inc.	4,575	6,039
	Dunkin’ Brands Group, Inc.	26,839	1,686,563
	eBay, Inc.	119,994	4,779,361
*	El Pollo Loco Holdings, Inc.	8,900	108,847
	Escalade, Inc.	1,044	8,926
	Ethan Allen Interiors, Inc.	6,584	74,465
*	Etsy, Inc.	34,653	2,247,940
*	Everi Holdings, Inc.	14,851	73,512
	Expedia Group, Inc.	15,061	1,069,030
#*	Express, Inc.	14,324	29,651
*	Fiesta Restaurant Group, Inc.	2,341	17,031
*	Five Below, Inc.	11,881	1,071,191
	Flexsteel Industries, Inc.	561	5,386
#*	Floor & Decor Holdings, Inc., Class A	21,456	909,734
	Foot Locker, Inc.	29,397	753,445
	Ford Motor Co.	758,179	3,859,131
*	Fossil Group, Inc.	10,851	42,970
*	Fox Factory Holding Corp.	4,672	238,319
#*	Francesca’s Holdings Corp.	471	1,243
*	frontdoor, Inc.	16,630	643,747
#	GameStop Corp., Class A	50,730	290,683
#	Gap, Inc. (The)	69,454	563,966
	Garmin, Ltd.	22,547	1,829,915
*	Garrett Motion, Inc.	3,757	20,476
	General Motors Co.	234,909	5,236,122
*	Genesco, Inc.	5,082	96,202
	Gentex Corp.	37,750	915,060

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	4,770	$178,589
	Genuine Parts Co.	39,104	3,100,165
*	G-III Apparel Group, Ltd.	12,016	136,141
#*	GoPro, Inc., Class A	24,590	86,557
	Graham Holdings Co., Class B	541	210,995
*	Grand Canyon Education, Inc.	845	72,687
*	Green Brick Partners, Inc.	1,323	11,788
	Group 1 Automotive, Inc.	3,900	220,701
#*	Groupon, Inc.	135,201	164,945
*	GrubHub, Inc.	29,927	1,430,211
#	Guess?, Inc.	20,348	190,254
#	H&R Block, Inc.	12,980	216,117
#	Hamilton Beach Brands Holding Co., Class A	2,900	38,251
#	Hanesbrands, Inc.	63,515	631,339
#	Harley-Davidson, Inc.	48,907	1,067,640
	Hasbro, Inc.	37,618	2,716,396
	Haverty Furniture Cos., Inc.	2,689	36,382
*	Helen of Troy, Ltd.	2,970	487,912
#*	Hibbett Sports, Inc.	6,448	99,493
*	Hilton Grand Vacations, Inc.	11,006	226,724
	Home Depot, Inc. (The)	98,195	21,586,207
	Hooker Furniture Corp.	2,589	38,809
*	Horizon Global Corp.	1,167	2,217
*	Houghton Mifflin Harcourt Co.	9,200	14,720
*	Hudson, Ltd., Class A	3,200	15,680
	Hyatt Hotels Corp., Class A	3,975	223,634
#*	Installed Building Products, Inc.	14,804	729,985
	International Game Technology P.L.C.	29,360	221,374
#*	iRobot Corp.	5,251	320,101
*	J Alexander’s Holdings, Inc.	942	4,983
#*	J. Jill, Inc.	3,309	1,507
	Jack in the Box, Inc.	2,744	165,463
#*	JC Penney Co., Inc.	25,567	6,494
	Johnson Outdoors, Inc., Class A	2,769	189,289
	KB Home	36,637	961,355
	Kohl’s Corp.	22,224	410,255
#*	Kontoor Brands, Inc.	2,856	55,435
	L Brands, Inc.	61,052	725,908
*	Lakeland Industries, Inc.	1,175	16,004
*	Lands’ End, Inc.	2,532	21,547
	Las Vegas Sands Corp.	26,286	1,262,254
	La-Z-Boy, Inc.	10,289	241,277
	LCI Industries	6,811	590,650
*	Leaf Group, Ltd.	1,900	2,755
	Lear Corp.	19,000	1,855,350
	Leggett & Platt, Inc.	39,058	1,372,108
	Lennar Corp., Class A	54,640	2,735,825
	Lennar Corp., Class B	4,565	174,155
*	LGI Homes, Inc.	10,573	640,512
	Lifetime Brands, Inc.	1,200	6,840
*	Lincoln Educational Services Corp.	4,082	10,205
#*	Liquidity Services, Inc.	2,301	11,505
#	Lithia Motors, Inc., Class A	7,956	879,615
*	LKQ Corp.	84,194	2,201,673
	Lowe’s Cos., Inc.	62,381	6,534,410
*	Lululemon Athletica, Inc.	25,330	5,660,748
#*	Lumber Liquidators Holdings, Inc.	1,940	13,677
*	M/I Homes, Inc.	4,720	120,171
#	Macy’s, Inc.	65,300	382,658

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Malibu Boats, Inc., Class A	7,866	$270,433
	Marine Products Corp.	1,421	13,812
*	MarineMax, Inc.	7,469	107,628
*	MasterCraft Boat Holdings, Inc.	1,741	18,193
#*	Mattel, Inc.	38,316	334,116
	McDonald’s Corp.	55,946	10,493,232
	MDC Holdings, Inc.	24,533	717,590
»	Media General, Inc.	7,656	723
*	Meritage Homes Corp.	7,013	368,603
	MGM Resorts International	8,144	137,064
#*	Michaels Cos., Inc. (The)	23,636	71,853
*	Modine Manufacturing Co.	3,297	15,265
	Monro, Inc.	6,596	366,012
#*	Motorcar Parts of America, Inc.	1,259	17,916
	Movado Group, Inc.	2,805	28,920
*	Murphy USA, Inc.	10,724	1,145,323
	Nathan’s Famous, Inc.	200	11,254
*	National Vision Holdings, Inc.	14,984	397,076
*	Nautilus, Inc.	3,718	24,130
*	New Home Co., Inc. (The)	994	2,266
	Newell Brands, Inc.	113,282	1,572,354
	NIKE, Inc., Class B	201,369	17,555,349
#*	Noodles & Co.	7,000	43,750
#	Nordstrom, Inc.	56,703	1,064,882
*	NVR, Inc.	1,157	3,586,700
	Office Depot, Inc.	100,995	224,209
#*	Ollie’s Bargain Outlet Holdings, Inc.	13,577	922,014
*	O’Reilly Automotive, Inc.	9,261	3,577,895
#	Oxford Industries, Inc.	2,924	122,574
	Papa John’s International, Inc.	3,147	226,332
#*	Party City Holdco, Inc.	9,088	6,893
*	Penn National Gaming, Inc.	6,814	121,425
#	Penske Automotive Group, Inc.	24,797	892,196
#	PetMed Express, Inc.	3,207	126,901
*	Planet Fitness, Inc., Class A	16,050	968,296
*	PlayAGS, Inc.	5,483	24,070
	Polaris, Inc.	18,832	1,335,754
	Pool Corp.	5,846	1,237,364
*	Potbelly Corp.	1,810	6,245
	PulteGroup, Inc.	121,092	3,423,271
	PVH Corp.	17,003	837,058
*	Quotient Technology Inc.	19,412	139,378
*	Qurate Retail, Inc.	85,588	689,411
	Ralph Lauren Corp.	18,493	1,364,414
*	Red Lion Hotels Corp.	1,771	2,851
*	Red Robin Gourmet Burgers, Inc.	1,171	17,132
*	Regis Corp.	6,200	77,004
	Rent-A-Center, Inc.	17,348	345,312
*	RH	4,062	584,034
	Rocky Brands, Inc.	508	10,897
	Ross Stores, Inc.	42,904	3,919,709
*	Rubicon Project, Inc. (The)	29,338	210,353
	Ruth’s Hospitality Group, Inc.	4,263	47,980
*	Sally Beauty Holdings, Inc.	21,002	203,929
*	Scientific Games Corp., Class A	7,843	98,900
	Service Corp. International	19,455	714,777
*	ServiceMaster Global Holdings, Inc.	20,621	702,145
#*	Shake Shack, Inc., Class A	3,039	165,656
*	Shiloh Industries, Inc.	1,200	1,332

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	2,176	$51,397
	Shutterstock, Inc.	10,328	392,464
#	Signet Jewelers, Ltd.	11,364	114,322
	Six Flags Entertainment Corp.	8,530	170,685
*	Skechers U.S.A., Inc., Class A	39,798	1,121,508
*	Skyline Champion Corp.	14,537	286,524
*	Sleep Number Corp.	5,045	150,846
	Sonic Automotive, Inc., Class A	7,475	160,189
*	Sonos, Inc.	13,037	133,238
*	Stamps.com, Inc.	5,376	850,860
	Standard Motor Products, Inc.	4,500	183,105
	Starbucks Corp.	50,765	3,895,198
	Steven Madden, Ltd.	21,062	528,024
*	Stoneridge, Inc.	2,300	46,069
	Strategic Education, Inc.	1,474	234,808
	Superior Group of Cos, Inc.	923	8,049
	Superior Industries International, Inc.	3,000	4,230
#	Tailored Brands, Inc.	4,047	6,718
*	Tandy Leather Factory, Inc.	1,562	6,201
	Tapestry, Inc.	71,961	1,070,780
	Target Corp.	71,708	7,869,236
*	Taylor Morrison Home Corp.	45,590	663,334
*	Tempur Sealy International, Inc.	11,293	606,999
#	Tenneco, Inc., Class A	4,755	24,678
*	Tesla, Inc.	5,328	4,165,857
	Texas Roadhouse, Inc.	9,464	445,660
#	Thor Industries, Inc.	8,141	538,934
	Tiffany & Co.	19,007	2,404,385
	Tilly’s, Inc., Class A	804	4,736
	TJX Cos., Inc. (The)	176,202	8,642,708
	Toll Brothers, Inc.	44,567	1,070,499
*	TopBuild Corp.	4,456	415,255
#*	Town Sports International Holdings, Inc.	3,271	1,951
	Tractor Supply Co.	13,779	1,397,604
*	TRI Pointe Group, Inc.	53,414	613,193
#*	Tuesday Morning Corp.	4,976	3,608
*	Ulta Beauty, Inc.	12,748	2,778,044
*	Under Armour, Inc., Class A	23,467	244,526
*	Under Armour, Inc., Class C	27,680	256,594
*	Unifi, Inc.	2,171	22,470
*	Unique Fabricating, Inc.	842	2,737
*	Universal Electronics, Inc.	1,355	55,934
*	Universal Technical Institute, Inc.	2,800	18,004
*	Urban Outfitters, Inc.	26,391	457,620
	Vail Resorts, Inc.	2,453	419,463
#*	Veoneer, Inc.	8,838	86,436
*	Vera Bradley, Inc.	4,500	24,795
	VF Corp.	80,398	4,671,124
#*	Visteon Corp.	9,352	563,926
*	VOXX International Corp.	2,400	11,376
#*	Wayfair, Inc., Class A	7,495	929,680
	Wendy’s Co. (The)	33,307	661,477
	Weyco Group, Inc.	1,334	25,386
#	Whirlpool Corp.	17,931	2,003,610
#	Williams-Sonoma, Inc.	25,752	1,592,504
	Wingstop, Inc.	3,249	381,010
	Winmark Corp.	415	62,250
	Winnebago Industries, Inc.	10,006	443,966
	Wolverine World Wide, Inc.	20,206	414,021

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	WW International, Inc.	5,193	$132,473
	Wyndham Destinations, Inc.	10,369	265,135
	Wynn Resorts, Ltd.	13,224	1,131,049
#*	YETI Holdings, Inc.	14,730	406,695
	Yum! Brands, Inc.	13,282	1,147,963
*	ZAGG, Inc.	2,300	7,590
*	Zumiez, Inc.	3,334	70,481

TOTAL CONSUMER DISCRETIONARY			348,867,365

CONSUMER STAPLES — (5.9%)
	Alico, Inc.	390	11,431
	Andersons, Inc. (The)	6,689	113,512
#	B&G Foods, Inc.	4,822	93,643
*	BJ’s Wholesale Club Holdings, Inc.	30,887	812,637
#*	Boston Beer Co., Inc. (The), Class A	2,106	982,470
	Brown-Forman Corp., Class A	5,788	328,295
#	Brown-Forman Corp., Class B	33,193	2,064,605
	Calavo Growers, Inc.	2,429	140,882
	Campbell Soup Co.	19,214	960,316
	Casey’s General Stores, Inc.	11,037	1,671,112
*	Central Garden & Pet Co.	2,583	85,084
*	Central Garden & Pet Co., Class A	5,818	176,925
*	Chefs’ Warehouse, Inc. (The)	6,039	85,029
	Church & Dwight Co., Inc.	19,648	1,375,164
	Clorox Co. (The)	14,334	2,672,431
	Coca-Cola Co. (The)	358,361	16,445,186
	Coca-Cola Consolidated, Inc.	2,053	483,420
	Colgate-Palmolive Co.	71,427	5,019,175
	Constellation Brands, Inc., Class A	12,485	2,056,155
	Costco Wholesale Corp.	40,776	12,355,128
	Coty, Inc., Class A	244,895	1,334,678
#*	Craft Brew Alliance, Inc.	1,900	28,690
*	Darling Ingredients, Inc.	24,005	494,263
*	Dean Foods Co.	10,015	791
*	Edgewell Personal Care Co.	9,424	260,197
*	elf Beauty Inc.	9,142	119,486
#	Energizer Holdings, Inc.	19,195	747,837
	Estee Lauder Cos., Inc. (The), Class A	43,787	7,724,027
*	Farmer Bros Co.	3,036	28,053
	Flowers Foods, Inc.	25,222	561,946
	Fresh Del Monte Produce, Inc.	9,825	280,111
*	Freshpet Inc.	700	52,787
	General Mills, Inc.	47,870	2,866,934
#*	Hain Celestial Group, Inc. (The)	26,126	675,096
#*	Herbalife Nutrition, Ltd.	33,697	1,258,583
*	Hostess Brands, Inc.	15,313	184,062
#	Ingles Markets, Inc., Class A	3,819	155,930
	Inter Parfums, Inc.	7,310	326,684
	J&J Snack Foods Corp.	1,914	243,135
	JM Smucker Co. (The)	13,916	1,599,088
	John B. Sanfilippo & Son, Inc.	549	45,089
	Kellogg Co.	37,359	2,447,015
#	Keurig Dr Pepper, Inc.	114,764	3,036,655
	Kraft Heinz Co. (The)	47,515	1,441,130
	Kroger Co. (The)	152,887	4,832,758
	Lamb Weston Holdings, Inc.	6,220	381,659
	Lancaster Colony Corp.	3,667	493,688
*	Landec Corp.	1,591	17,740
*	Lifevantage Corp.	2,374	36,797

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Lifeway Foods, Inc.	1,074	$2,846
	Limoneira Co.	2,840	37,914
	McCormick & Co., Inc.	200	31,314
	McCormick & Co., Inc. Non-Voting	20,445	3,206,594
#	Medifast, Inc.	2,326	176,497
	Molson Coors Beverage Co., Class B	13,726	562,903
*	Monster Beverage Corp.	29,447	1,820,119
#*	National Beverage Corp.	6,471	325,038
*	Natura & Co. Holding SA, ADR	31,119	404,858
*	Natural Alternatives International, Inc.	1,014	6,997
	Natural Grocers by Vitamin Cottage, Inc.	2,440	27,499
#	Natural Health Trends Corp.	187	778
*	Nature’s Sunshine Products, Inc.	500	4,400
	Nu Skin Enterprises, Inc., Class A	16,787	490,348
	Oil-Dri Corp. of America	489	18,284
	PepsiCo, Inc.	91,897	12,157,054
*	Performance Food Group Co.	31,086	912,374
*	Post Holdings, Inc.	11,585	1,064,082
	PriceSmart, Inc.	6,839	434,550
	Procter & Gamble Co. (The)	187,212	22,066,678
#*	Revlon, Inc., Class A	3,567	47,512
#*	RiceBran Technologies	1,217	1,570
#*	Rite Aid Corp.	5,998	85,951
	Rocky Mountain Chocolate Factory, Inc.	960	4,445
*	S&W Seed Co.	2,831	5,492
*	Seneca Foods Corp., Class A	504	18,134
*	Simply Good Foods Co. (The)	7,384	139,188
	SpartanNash Co.	16,618	284,999
	Spectrum Brands Holdings, Inc.	9,330	401,750
*	Sprouts Farmers Market, Inc.	30,522	634,247
	Sysco Corp.	67,348	3,789,672
#	Tootsie Roll Industries, Inc.	1,606	56,419
*	TreeHouse Foods, Inc.	7,815	404,270
*	United Natural Foods, Inc.	25,495	271,267
	United-Guardian, Inc.	1,797	26,146
*	US Foods Holding Corp.	46,767	1,005,491
*	USANA Health Sciences, Inc.	5,627	502,041
	Village Super Market, Inc., Class A	1,201	28,860
	Walgreens Boots Alliance, Inc.	130,065	5,630,514
	Walmart, Inc.	118,921	14,454,848
	Weis Markets, Inc.	7,918	396,138
*	Willamette Valley Vineyards, Inc.	500	3,250

TOTAL CONSUMER STAPLES			151,550,840

ENERGY — (1.0%)
	Adams Resources & Energy, Inc.	101	2,821
#*	Apergy Corp.	18,944	174,474
	Archrock, Inc.	42,279	203,362
	Baker Hughes Co.	114,701	1,600,079
	Cactus, Inc., Class A	16,888	300,269
*	Cheniere Energy, Inc.	12,538	585,399
*	Clean Energy Fuels Corp.	43,049	92,771
	CVR Energy, Inc.	26,824	639,752
*	Dawson Geophysical Co.	2,598	3,299
#	Delek US Holdings, Inc.	31,369	732,466
#*	Diamond Offshore Drilling, Inc.	12,360	2,903
	DMC Global, Inc.	6,010	155,118
#*	Dril-Quip, Inc.	13,427	444,837
#	EnLink Midstream LLC	26,374	58,550

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Equitrans Midstream Corp.	16,763	$140,474
*	Exterran Corp.	18,074	122,903
*	Forum Energy Technologies, Inc.	24,623	10,588
*	Frank’s International NV	59,327	144,165
*	Geospace Technologies Corp.	400	2,484
	Green Plains, Inc.	5,254	30,841
*	Gulf Island Fabrication, Inc.	1,300	3,926
*	Helix Energy Solutions Group, Inc.	44,922	114,102
	Helmerich & Payne, Inc.	21,645	427,922
	HollyFrontier Corp.	49,027	1,619,852
#*	KLX Energy Services Holdings, Inc.	3,208	4,170
	Liberty Oilfield Services, Inc., Class A	6,100	28,792
	Marathon Petroleum Corp.	41,069	1,317,494
*	Matrix Service Co.	7,677	80,148
#	Nabors Industries, Ltd.	1,666	24,544
	National Oilwell Varco, Inc.	106,669	1,348,296
*	Natural Gas Services Group, Inc.	2,367	15,030
*	Newpark Resources, Inc.	19,968	30,551
*	NexTier Oilfield Solutions, Inc.	7,666	17,785
*	Oceaneering International, Inc.	42,364	217,751
*	Oil States International, Inc.	23,910	82,250
	ONEOK, Inc.	23,631	707,276
*	Overseas Shipholding Group, Inc., Class A	8,155	20,388
#*	Pacific Ethanol, Inc.	2,589	917
	Patterson-UTI Energy, Inc.	45,976	169,651
	PBF Energy, Inc., Class A	35,222	401,531
	Phillips 66	49,914	3,652,207
*	ProPetro Holding Corp.	21,994	93,255
#*	Renewable Energy Group, Inc.	10,190	252,814
*	REX American Resources Corp.	1,381	82,142
*	RigNet, Inc.	1,879	2,537
#	RPC, Inc.	36,702	125,154
	Schlumberger, Ltd.	281,449	4,733,972
*	SEACOR Marine Holdings, Inc.	2,940	9,202
*	Select Energy Services, Inc., Class A	16,044	77,011
	TechnipFMC P.L.C.	54,638	486,825
*	TETRA Technologies, Inc.	36,989	17,988
#*	Transocean, Ltd.	85,120	108,954
	US Silica Holdings, Inc.	4,144	7,956
#	Valaris P.L.C.	64,049	29,174
	Valero Energy Corp.	55,917	3,542,342
	World Fuel Services Corp.	6,885	172,125

TOTAL ENERGY			25,473,589

FINANCIALS — (14.2%)
*	1347 Property Insurance Holdings, Inc.	1,900	9,120
	1st Constitution Bancorp	1,118	14,199
	1st Source Corp.	4,284	148,783
	ACNB Corp.	674	18,845
	Affiliated Managers Group, Inc.	18,161	1,270,544
	Aflac, Inc.	119,683	4,456,995
	Alleghany Corp.	2,171	1,158,684
	Allegiance Bancshares, Inc.	4,927	123,569
	Allstate Corp. (The)	57,128	5,811,060
	Ally Financial, Inc.	61,751	1,012,099
*	A-Mark Precious Metals, Inc.	800	11,840
*	Ambac Financial Group, Inc.	4,904	84,349
	American Equity Investment Life Holding Co.	29,806	626,522
	American Express Co.	90,222	8,232,757

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	31,974	$2,117,958
	American International Group, Inc.	91,374	2,323,641
	American National Bankshares, Inc.	1,300	34,775
	American National Insurance Co.	8,086	650,923
	American River Bankshares	700	6,587
	Ameriprise Financial, Inc.	43,552	5,005,867
	Ameris Bancorp	19,499	495,860
	AMERISAFE, Inc.	6,014	382,911
	AmeriServ Financial, Inc.	3,000	9,570
	Ames National Corp.	512	10,854
	Aon P.L.C.	20,574	3,552,513
*	Arch Capital Group, Ltd.	79,667	1,914,398
	Ares Management Corp., Class A	16,295	546,697
	Argo Group International Holdings, Ltd.	10,244	362,228
	Arrow Financial Corp.	1,758	50,103
	Arthur J Gallagher & Co.	26,378	2,070,673
	Artisan Partners Asset Management, Inc., Class A	17,508	515,436
	Associated Banc-Corp.	40,448	571,935
#	Associated Capital Group, Inc., Class A	670	25,641
	Assurant, Inc.	13,131	1,395,037
	Assured Guaranty, Ltd.	34,145	1,015,131
*	Asta Funding, Inc.	35	406
*	Athene Holding, Ltd., Class A	62,630	1,691,010
*	Atlantic Capital Bancshares, Inc.	4,603	57,768
	Atlantic Union Bankshares Corp.	12,755	304,462
*	Atlanticus Holdings Corp.	1,500	24,150
	Auburn National BanCorp, Inc.	400	17,272
	Axis Capital Holdings, Ltd.	21,073	771,272
*	Axos Financial, Inc.	17,851	411,466
	Banc of California, Inc.	10,033	104,544
	BancFirst Corp.	4,962	191,087
*	Bancorp, Inc. (The)	13,671	95,287
	BancorpSouth Bank	26,681	584,047
	Bank of America Corp.	659,653	15,864,655
	Bank of Commerce Holdings	1,070	8,228
	Bank of Hawaii Corp.	10,975	748,275
	Bank of Marin Bancorp	1,638	53,988
	Bank of New York Mellon Corp. (The)	91,693	3,442,155
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	198,882
	Bank of Princeton (The)	708	14,868
	Bank of South Carolina Corp.	550	9,102
	Bank OZK	18,100	409,422
	BankFinancial Corp.	1,550	12,818
	BankUnited, Inc.	15,139	299,904
	Bankwell Financial Group, Inc.	459	7,000
	Banner Corp.	6,670	256,328
	Bar Harbor Bankshares	1,356	24,923
*	Baycom Corp.	656	8,088
	BCB Bancorp, Inc.	1,421	14,381
	Berkshire Hills Bancorp, Inc.	8,361	142,471
	BGC Partners, Inc., Class A	51,967	160,838
	BlackRock, Inc.	13,704	6,879,956
	Blackstone Group, Inc. (The), Class A	44,419	2,320,449
*	Blucora, Inc.	3,816	53,691
#	BOK Financial Corp.	11,038	571,658
	Boston Private Financial Holdings, Inc.	16,548	125,765
	Bridge Bancorp, Inc.	1,706	35,297
*	Bridgewater Bancshares, Inc.	1,630	16,512
*	Brighthouse Financial, Inc.	34,115	877,097

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	BrightSphere Investment Group P.L.C.	20,386	$151,060
	Brookline Bancorp, Inc.	14,077	143,726
	Brown & Brown, Inc.	43,096	1,547,577
	Bryn Mawr Bank Corp.	4,630	134,802
#	Business First Bancshares, Inc.	925	12,931
	Byline Bancorp, Inc.	3,649	44,956
	C&F Financial Corp.	202	7,183
	Cadence BanCorp	19,766	130,851
#	Cambridge Bancorp	412	22,981
	Camden National Corp.	1,950	63,862
*	Cannae Holdings, Inc.	15,701	495,367
	Capital City Bank Group, Inc.	2,327	51,287
	Capital One Financial Corp.	51,158	3,312,992
	Capitol Federal Financial, Inc.	45,411	544,478
	Capstar Financial Holdings, Inc.	607	6,926
	Carolina Financial Corp.	4,130	139,718
	Cathay General Bancorp	14,235	397,441
	Cboe Global Markets, Inc.	9,829	976,806
	CBTX, Inc.	2,095	37,836
	CenterState Bank Corp.	22,630	393,536
*	Central Federal Corp.	1,038	12,435
	Central Pacific Financial Corp.	3,622	63,349
	Central Valley Community Bancorp	1,512	22,121
	Century Bancorp, Inc., Class A	255	19,046
	Charles Schwab Corp. (The)	111,583	4,208,911
	Chemung Financial Corp.	900	22,050
	Chubb, Ltd.	42,747	4,617,103
	Cincinnati Financial Corp.	25,770	1,695,666
	CIT Group, Inc.	14,073	267,106
	Citigroup, Inc.	162,021	7,867,740
	Citizens & Northern Corp.	1,544	27,607
	Citizens Community Bancorp, Inc.	800	6,160
	Citizens Financial Group, Inc.	47,167	1,056,069
#*	Citizens, Inc.	4,745	26,382
	City Holding Co.	2,664	180,060
	Civista Bancshares, Inc.	2,072	31,764
	CME Group, Inc.	14,925	2,659,784
	CNA Financial Corp.	6,419	202,712
	CNB Financial Corp.	2,020	35,835
	CNO Financial Group, Inc.	7,390	103,903
*	Coastal Financial Corp.	1,753	23,017
	Codorus Valley Bancorp, Inc.	849	11,928
	Cohen & Steers, Inc.	11,580	668,629
	Colony Bankcorp, Inc.	989	12,461
	Columbia Banking System, Inc.	18,353	495,347
*	Columbia Financial, Inc.	25,518	361,207
	Comerica, Inc.	12,864	448,439
#	Commerce Bancshares, Inc.	25,234	1,544,068
	Community Bank System, Inc.	12,927	807,808
	Community Bankers Trust Corp.	1,900	10,621
	Community Financial Corp. (The)	92	2,134
*	Community First Bancshares, Inc.	1,900	13,623
	Community Trust Bancorp, Inc.	5,088	172,483
	Community West Bancshares	1,400	9,674
	ConnectOne Bancorp, Inc.	5,971	89,207
*	Consumer Portfolio Services, Inc.	2,632	7,791
	County Bancorp, Inc.	489	9,535
	Cowen, Inc., Class A	6,629	72,588
	Crawford & Co., Class A	2,485	17,693

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class B	3,005	$19,833
#*	Credit Acceptance Corp.	5,143	1,602,405
#	Cullen/Frost Bankers, Inc.	8,231	591,480
#	Curo Group Holdings Corp.	5,521	51,456
*	Customers Bancorp, Inc.	7,263	92,676
	CVB Financial Corp.	22,596	469,658
	Diamond Hill Investment Group, Inc.	1,753	192,059
	Dime Community Bancshares, Inc.	9,366	153,883
	Discover Financial Services	66,074	2,839,200
	Donegal Group, Inc., Class A	3,292	47,141
*	Donnelley Financial Solutions, Inc.	8,339	60,708
	E*TRADE Financial Corp.	39,120	1,588,663
	Eagle Bancorp Montana, Inc.	696	12,110
	Eagle Bancorp, Inc.	7,950	278,886
	East West Bancorp, Inc.	37,844	1,327,189
	Eaton Vance Corp.	39,057	1,433,392
*	eHealth, Inc.	4,542	484,631
*	Elevate Credit, Inc.	4,886	9,137
#	Elmira Savings Bank	444	5,883
	Employers Holdings, Inc.	10,615	322,378
*	Encore Capital Group, Inc.	6,969	181,055
*	Enova International, Inc.	15,218	244,097
*	Enstar Group, Ltd.	5,159	746,095
	Enterprise Bancorp, Inc.	881	21,276
	Enterprise Financial Services Corp.	5,162	158,680
	Equitable Holdings, Inc.	113,312	2,075,876
*	Equity Bancshares, Inc., Class A	1,838	34,444
	Erie Indemnity Co., Class A	6,333	1,127,654
*	Esquire Financial Holdings, Inc.	910	14,942
	ESSA Bancorp, Inc.	1,868	22,416
	Essent Group, Ltd.	30,070	821,512
	Evans Bancorp, Inc.	394	10,941
	Evercore, Inc., Class A	14,746	760,894
	Everest Re Group, Ltd.	6,285	1,088,122
*	EZCORP, Inc., Class A	15,632	87,539
#	FactSet Research Systems, Inc.	2,550	701,250
	Farmers & Merchants Bancorp, Inc.	657	15,768
	Farmers National Banc Corp.	1,526	18,907
	FB Financial Corp.	5,474	122,289
	FBL Financial Group, Inc., Class A	9,708	379,389
	Federal Agricultural Mortgage Corp., Class C	4,638	309,030
	Federated Hermes, Inc., Class B	30,478	693,984
	FedNat Holding Co.	1,868	22,640
	Fidelity National Financial, Inc.	88,022	2,380,995
	Fifth Third Bancorp	43,396	811,071
	Financial Institutions, Inc.	3,311	64,068
	First American Financial Corp.	44,303	2,043,254
	First Bancorp	5,408	143,799
	First BanCorp	47,566	277,310
	First Bancorp, Inc.	1,624	35,566
	First Bancshares, Inc. (The)	400	7,968
	First Bank	1,208	9,567
	First Busey Corp.	16,705	307,706
	First Business Financial Services, Inc.	1,369	23,519
	First Capital, Inc.	400	19,940
	First Citizens BancShares, Inc., Class A	1,532	585,224
	First Commonwealth Financial Corp.	14,111	134,337
	First Community Bancshares, Inc.	2,068	48,743
	First Community Corp.	1,506	23,343

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Defiance Financial Corp.	3,939	$68,460
	First Financial Bancorp	16,483	253,509
	First Financial Bankshares, Inc.	17,338	482,863
	First Financial Corp.	1,687	59,922
	First Financial Northwest, Inc.	1,300	12,766
	First Foundation, Inc.	11,508	158,350
#	First Guaranty Bancshares, Inc.	605	8,174
	First Hawaiian, Inc.	24,560	432,010
	First Horizon National Corp.	44,139	400,782
	First Internet Bancorp	909	14,271
	First Interstate BancSystem, Inc., Class A	6,869	232,172
	First Merchants Corp.	9,025	255,498
	First Mid Bancshares, Inc.	350	9,345
	First Midwest Bancorp, Inc.	18,539	274,006
	First Northwest Bancorp	817	9,518
	First of Long Island Corp. (The)	2,544	40,170
	First Republic Bank	20,662	2,154,840
	First Savings Financial Group, Inc.	238	10,339
	First United Corp.	402	6,171
	First US Bancshares, Inc.	700	5,194
*	First Western Financial, Inc.	900	11,250
	FirstCash, Inc.	8,158	586,071
	Flagstar Bancorp, Inc.	14,928	386,784
	Flushing Financial Corp.	6,093	76,102
	FNB Corp.	88,933	719,468
	Franklin Financial Network, Inc.	2,002	47,487
	Franklin Financial Services Corp.	387	11,184
#	Franklin Resources, Inc.	56,817	1,070,432
	FS Bancorp, Inc.	606	25,422
	Fulton Financial Corp.	37,205	434,926
#	GAIN Capital Holdings, Inc.	6,006	39,279
*	Genworth Financial, Inc., Class A	36,151	131,228
	German American Bancorp, Inc.	7,528	223,807
	Glacier Bancorp, Inc.	10,717	408,103
#	Glen Burnie Bancorp	300	2,769
	Global Indemnity, Ltd.	1,893	46,549
	Globe Life, Inc.	16,970	1,397,310
	Goldman Sachs Group, Inc. (The)	24,535	4,500,210
*	Goosehead Insurance, Inc., Class A	5,264	295,521
*	Great Elm Capital Group, Inc.	393	751
	Great Southern Bancorp, Inc.	2,513	106,978
	Great Western Bancorp, Inc.	10,057	189,072
*	Green Dot Corp., Class A	14,062	428,891
	Greene County Bancorp, Inc.	3,316	69,603
	Greenhill & Co., Inc.	3,044	32,479
*	Greenlight Capital Re, Ltd., Class A	12,810	83,521
	Guaranty Bancshares, Inc.	529	14,267
	Guaranty Federal Bancshares, Inc.	101	1,567
*	Hallmark Financial Services, Inc.	1,500	6,480
	Hamilton Lane, Inc., Class A	5,707	370,099
	Hancock Whitney Corp.	12,291	257,005
	Hanmi Financial Corp.	6,116	73,820
	Hanover Insurance Group, Inc. (The)	11,094	1,113,616
*	HarborOne Bancrop, Inc.	5,886	47,206
	Hartford Financial Services Group, Inc. (The)	115,209	4,376,790
	Hawthorn Bancshares, Inc.	611	11,120
	HCI Group, Inc.	1,344	55,978
	Heartland Financial USA, Inc.	5,450	185,136
#	Hennessy Advisors, Inc.	1,267	10,111

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heritage Commerce Corp.	6,579	$58,422
	Heritage Financial Corp.	6,341	127,137
	Heritage Insurance Holdings, Inc.	5,231	59,320
	Hilltop Holdings, Inc.	10,662	205,777
	Hingham Institution For Savings (The)	221	33,817
*	HMN Financial, Inc.	600	9,300
	Home Bancorp, Inc.	196	4,978
	Home BancShares, Inc.	28,778	441,167
	HomeStreet, Inc.	7,077	180,817
	HomeTrust Bancshares, Inc.	2,385	36,657
	Hope Bancorp, Inc.	19,777	196,781
	Horace Mann Educators Corp.	11,530	405,395
	Horizon Bancorp, Inc.	4,743	53,975
	Houlihan Lokey, Inc.	10,579	628,181
*	Howard Bancorp, Inc.	900	10,053
	IBERIABANK Corp.	10,307	427,328
	IF Bancorp, Inc.	1,300	21,450
	Independence Holding Co.	479	13,249
	Independent Bank Corp.	4,540	330,921
	Independent Bank Corp.	2,690	39,516
	Independent Bank Group, Inc.	5,478	166,038
#	Interactive Brokers Group, Inc., Class A	16,415	673,015
	Intercontinental Exchange, Inc.	24,428	2,185,085
	International Bancshares Corp.	8,898	257,953
*	INTL. FCStone, Inc.	4,536	181,259
	Invesco, Ltd.	110,745	954,622
	Investar Holding Corp.	440	5,522
	Investors Bancorp, Inc.	40,340	375,565
	Investors Title Co.	67	8,971
	James River Group Holdings, Ltd.	11,855	420,615
	Janus Henderson Group P.L.C.	57,893	1,036,285
	JPMorgan Chase & Co.	355,863	34,077,441
	Kearny Financial Corp.	20,016	186,149
	Kemper Corp.	26,711	1,795,513
	Kentucky First Federal Bancorp	1,169	7,061
	KeyCorp	115,623	1,347,008
	Kingstone Cos., Inc.	1,394	6,831
	Kinsale Capital Group, Inc.	5,810	631,082
	KKR & Co., Inc., Class A	73,499	1,852,910
	Lake Shore Bancorp, Inc.	663	8,437
	Lakeland Bancorp, Inc.	7,907	88,479
#	Lakeland Financial Corp.	4,437	187,818
	Landmark Bancorp, Inc.	456	10,018
	Lazard, Ltd., Class A	34,254	941,985
	LCNB Corp.	917	13,150
	Legg Mason, Inc.	30,463	1,517,971
*	LendingClub Corp.	24,673	189,242
#*	LendingTree, Inc.	2,645	659,584
	Level One Bancorp, Inc.	511	9,254
*	Limestone Bancorp, Inc.	1,000	12,250
	Lincoln National Corp.	42,929	1,522,692
	Live Oak Bancshares, Inc.	6,544	91,289
	Loews Corp.	5,495	190,457
	LPL Financial Holdings, Inc.	31,297	1,884,705
	Luther Burbank Corp.	1,713	18,432
	M&T Bank Corp.	10,086	1,130,439
	Macatawa Bank Corp.	3,313	25,444
	Mackinac Financial Corp.	4,036	41,652
*	Magyar Bancorp, Inc.	1,100	9,900

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Maiden Holdings, Ltd.	31,583	$35,689
*	MainStreet Bancshares, Inc.	515	7,735
*	Malvern Bancorp, Inc.	515	6,772
	Manning & Napier, Inc.	1,200	4,236
*	Markel Corp.	2,175	1,883,202
	MarketAxess Holdings, Inc.	2,822	1,284,038
	Marlin Business Services Corp.	1,642	17,471
	Marsh & McLennan Cos., Inc.	41,805	4,068,881
#*	MBIA, Inc.	3,063	24,933
	Mercantile Bank Corp.	1,891	44,628
	Merchants Bancorp	1,535	23,639
	Mercury General Corp.	16,058	657,736
	Meridian Bancorp, Inc.	11,329	133,456
*	Meridian Corp.	1,050	15,540
	Meta Financial Group, Inc.	6,639	122,290
	MetLife, Inc.	98,643	3,559,039
*	Metropolitan Bank Holding Corp.	500	12,545
	MGIC Investment Corp.	3,341	24,423
	Mid Penn Bancorp, Inc.	810	15,876
	Middlefield Banc Corp.	954	16,456
	Midland States Bancorp, Inc.	1,527	24,768
	MidWestOne Financial Group, Inc.	1,531	31,952
*	MMA Capital Holdings, Inc.	709	18,087
	Moelis & Co., Class A	14,707	439,298
	Moody’s Corp.	15,747	3,840,693
	Morgan Stanley	133,127	5,249,198
	Morningstar, Inc.	11,133	1,736,303
*	Mr Cooper Group, Inc.	28,660	274,563
	MSB Financial Corp.	705	9,158
	MSCI, Inc.	7,062	2,309,274
	MVB Financial Corp.	945	12,975
	Nasdaq, Inc.	19,153	2,100,510
	National Bank Holdings Corp., Class A	6,516	173,195
	National Bankshares, Inc.	507	15,200
	National General Holdings Corp.	29,224	556,133
	National Western Life Group, Inc., Class A	764	147,246
	Navient Corp.	49,070	373,913
	NBT Bancorp, Inc.	7,504	248,608
	Nelnet, Inc., Class A	6,202	298,626
	New York Community Bancorp, Inc.	111,565	1,211,596
»	NewStar Financial, Inc.	4,932	3,464
*	NI Holdings, Inc.	962	12,997
*	Nicholas Financial, Inc.	2,510	14,508
*	Nicolet Bankshares, Inc.	399	21,953
*	NMI Holdings, Inc., Class A	22,133	299,238
*	Northeast Bank	1,100	18,425
	Northern Trust Corp.	27,014	2,138,428
	Northfield Bancorp, Inc.	16,416	185,008
	Northrim BanCorp, Inc.	383	8,981
	Northwest Bancshares, Inc.	31,084	329,799
	Norwood Financial Corp.	600	14,175
#	Oak Valley Bancorp	817	10,670
	OceanFirst Financial Corp.	15,616	263,130
*	Ocwen Financial Corp.	15,293	6,449
	OFG Bancorp	7,001	88,073
	Ohio Valley Banc Corp.	243	6,124
	Old National Bancorp	23,041	326,491
	Old Point Financial Corp.	189	3,045
	Old Republic International Corp.	94,300	1,504,085

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	1,641	$13,505
*	On Deck Capital, Inc.	19,130	23,147
	OneMain Holdings, Inc.	40,852	989,027
	Oppenheimer Holdings, Inc., Class A	2,150	44,247
	Opus Bank	6,320	121,470
	Origin Bancorp, Inc.	1,651	36,801
	Orrstown Financial Services, Inc.	1,386	21,344
*	Pacific Mercantile Bancorp	1,500	6,015
	Pacific Premier Bancorp, Inc.	6,705	143,152
	PacWest Bancorp	16,013	324,103
	Park National Corp.	2,132	170,517
	Parke Bancorp, Inc.	661	9,313
	Pathfinder Bancorp, Inc.	900	8,991
	PCB Bancorp	653	6,125
	PCSB Financial Corp.	610	8,327
	Peapack-Gladstone Financial Corp.	2,215	41,797
	Penns Woods Bancorp, Inc.	853	19,534
	Pennymac Financial Services, Inc.	22,977	693,216
	Peoples Bancorp of North Carolina, Inc.	1,287	22,394
	Peoples Bancorp, Inc.	2,291	55,694
	Peoples Financial Services Corp.	500	18,505
	People’s United Financial, Inc.	48,423	614,488
	People’s Utah Bancorp	1,091	23,435
	Pinnacle Financial Partners, Inc.	9,098	366,194
	Piper Sandler Cos	4,756	256,396
	PJT Partners, Inc., Class A	3,092	150,395
	Plumas Bancorp	646	11,628
	PNC Financial Services Group, Inc. (The)	22,952	2,448,290
*	Ponce de Leon Federal Bank	877	8,077
	Popular, Inc.	13,454	519,190
#*	PRA Group, Inc.	11,603	321,867
	Preferred Bank	1,425	54,364
	Premier Financial Bancorp, Inc.	1,616	21,008
	Primerica, Inc.	13,604	1,413,592
	Principal Financial Group, Inc.	37,046	1,348,845
	ProAssurance Corp.	14,357	307,096
	Progressive Corp. (The)	66,135	5,112,235
	Prosperity Bancshares, Inc.	11,543	691,772
	Protective Insurance Corp., Class A	1,036	19,466
	Protective Insurance Corp., Class B	1,722	26,898
*	Provident Bancorp, Inc.	1,077	10,275
	Provident Financial Holdings, Inc.	990	12,919
	Provident Financial Services, Inc.	17,626	252,933
	Prudential Bancorp, Inc.	879	10,812
	Prudential Financial, Inc.	77,346	4,824,070
	Pzena Investment Management, Inc., Class A	2,038	10,027
	QCR Holdings, Inc.	1,402	43,154
	Radian Group, Inc.	1,600	23,968
*	Randolph Bancorp, Inc.	800	8,016
	Raymond James Financial, Inc.	18,903	1,246,086
	RBB Bancorp	2,496	32,248
*	Regional Management Corp.	1,439	22,938
	Regions Financial Corp.	96,306	1,035,289
	Reinsurance Group of America, Inc.	15,307	1,602,337
	RenaissanceRe Holdings, Ltd.	10,960	1,600,270
	Renasant Corp.	11,564	303,324
	Republic Bancorp, Inc., Class A	2,095	69,826
*	Republic First Bancorp, Inc.	3,400	8,942
	Riverview Bancorp, Inc.	1,676	9,268

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RLI Corp.	10,868	$791,516
	S&P Global, Inc.	22,906	6,708,709
	S&T Bancorp, Inc.	5,643	150,725
	Safety Insurance Group, Inc.	4,726	397,551
	Salisbury Bancorp, Inc.	800	27,000
	Sandy Spring Bancorp, Inc.	6,112	155,856
	Santander Consumer USA Holdings, Inc.	70,611	1,100,825
	SB Financial Group, Inc.	1,621	23,667
	SB One Bancorp	492	9,068
*	Seacoast Banking Corp. of Florida	5,406	121,473
*	Security National Financial Corp., Class A	926	5,389
	SEI Investments Co.	43,285	2,205,804
*	Select Bancorp, Inc.	1,607	13,177
	Selective Insurance Group, Inc.	17,456	875,069
	ServisFirst Bancshares, Inc.	7,396	262,706
	Severn Bancorp, Inc.	1,832	10,442
	Shore Bancshares, Inc.	1,820	20,202
	Sierra Bancorp	1,779	36,114
	Signature Bank	13,015	1,394,948
	Silvercrest Asset Management Group, Inc., Class A	953	9,702
	Simmons First National Corp., Class A	14,970	279,939
	SLM Corp.	137,726	1,148,635
	SmartFinancial, Inc.	900	13,014
	Sound Financial Bancorp, Inc.	200	5,200
	South State Corp.	5,489	317,484
*	Southern First Bancshares, Inc.	700	20,412
	Southern Missouri Bancorp, Inc.	700	16,611
	Southern National Bancorp of Virginia, Inc.	1,339	13,484
	Southside Bancshares, Inc.	5,959	181,213
*	Spirit of Texas Bancshares, Inc.	722	8,296
	State Auto Financial Corp.	13,521	339,242
	State Street Corp.	43,269	2,727,678
	Sterling Bancorp	29,373	362,169
	Sterling Bancorp, Inc.	6,145	22,183
	Stewart Information Services Corp.	9,052	288,397
	Stifel Financial Corp.	16,240	719,107
	Stock Yards Bancorp, Inc.	2,229	73,646
	Summit Financial Group, Inc.	488	8,618
	Summit State Bank	845	8,450
*	SVB Financial Group	10,225	1,975,163
	Synchrony Financial	130,209	2,576,836
	Synovus Financial Corp.	20,080	421,881
	T Rowe Price Group, Inc.	29,629	3,426,001
	TCF Financial Corp.	26,474	786,013
	TD Ameritrade Holding Corp.	71,267	2,798,655
	Territorial Bancorp, Inc.	1,317	33,096
*	Texas Capital Bancshares, Inc.	7,459	207,211
	TFS Financial Corp.	27,317	372,877
*	Third Point Reinsurance, Ltd.	23,306	173,397
	Timberland Bancorp, Inc.	618	11,958
	Tiptree, Inc.	3,518	22,480
	Tompkins Financial Corp.	2,031	137,113
	Towne Bank	10,259	207,232
	Travelers Cos., Inc. (The)	66,323	6,712,551
	TriCo Bancshares	3,293	99,185
*	TriState Capital Holdings, Inc.	3,298	46,898
*	Triumph Bancorp, Inc.	3,953	109,538
	Truist Financial Corp.	106,664	3,980,700
	TrustCo Bank Corp. NY	18,825	118,597

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Trustmark Corp.	15,984	$425,334
	U.S. Bancorp	92,375	3,371,687
	UMB Financial Corp.	11,046	561,579
	Umpqua Holdings Corp.	49,953	625,661
	United Bancorp, Inc.	1,200	12,300
	United Bancshares, Inc.	300	5,097
	United Bankshares, Inc.	22,913	686,473
	United Community Banks, Inc.	9,221	194,978
	United Fire Group, Inc.	7,187	205,548
	United Insurance Holdings Corp.	7,255	62,030
	United Security Bancshares	3,542	23,590
	Unity Bancorp, Inc.	600	8,616
	Universal Insurance Holdings, Inc.	9,298	169,503
	Univest Financial Corp.	5,773	102,182
	Unum Group	39,562	690,357
	Valley National Bancorp	63,226	528,569
	Value Line, Inc.	245	7,590
	Veritex Holdings, Inc.	7,108	124,816
#	Victory Capital Holdings, Inc., Class A	1,710	25,804
#	Virtu Financial, Inc., Class A	15,753	368,148
	Virtus Investment Partners, Inc.	2,433	197,730
	Voya Financial, Inc.	32,358	1,461,611
#	Waddell & Reed Financial, Inc., Class A	16,366	238,125
	Walker & Dunlop, Inc.	10,779	414,237
	Washington Federal, Inc.	23,065	616,758
	Washington Trust Bancorp, Inc.	2,655	92,952
	Waterstone Financial, Inc.	6,401	92,943
	Webster Financial Corp.	14,318	404,483
#	Wellesley Bank	1,081	34,754
	Wells Fargo & Co.	243,418	7,071,293
	WesBanco, Inc.	8,597	212,174
	West BanCorp, Inc.	2,622	48,769
	Westamerica BanCorp	4,107	258,741
	Western Alliance Bancorp	14,858	533,105
	Western New England Bancorp, Inc.	2,300	13,823
	Westwood Holdings Group, Inc.	1,098	25,287
	White Mountains Insurance Group, Ltd.	826	803,698
	Willis Towers Watson P.L.C.	23,251	4,145,421
	Wintrust Financial Corp.	12,587	527,395
	WisdomTree Investments, Inc.	11,800	38,232
#*	World Acceptance Corp.	2,207	149,745
	WR Berkley Corp.	35,965	1,942,110
	WSFS Financial Corp.	10,338	301,663
	WVS Financial Corp.	100	1,357
	Zions Bancorp NA	31,171	985,315

TOTAL FINANCIALS			366,075,864

HEALTH CARE — (14.8%)
	Abbott Laboratories	47,489	4,373,262
	AbbVie, Inc.	112,061	9,211,414
#*	ABIOMED, Inc.	8,278	1,583,167
#*	ACADIA Pharmaceuticals, Inc.	5,713	275,995
*	Accuray, Inc.	13,007	29,071
»	Achillion Pharmaceuticals, Inc.	15,963	7,343
#*	Acorda Therapeutics, Inc.	6,995	6,733
*	Addus HomeCare Corp.	1,000	81,020
*	Aduro Biotech, Inc.	5,482	15,158
*	Adverum Biotechnologies, Inc.	3,621	42,909
*	Aeglea BioTherapeutics, Inc.	2,100	16,317

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Affimed NV	9,000	$19,710
	Agilent Technologies, Inc.	33,698	2,583,289
*	Agios Pharmaceuticals, Inc.	2,444	100,546
*	Akebia Therapeutics, Inc.	32,390	262,359
#*	Akorn, Inc.	7,820	1,642
*	Albireo Pharma, Inc.	500	11,230
*	Alexion Pharmaceuticals, Inc.	26,680	2,867,300
*	Align Technology, Inc.	8,882	1,908,298
*	Alkermes P.L.C.	3,226	44,228
	Allergan P.L.C.	21,138	3,959,993
*	Allscripts Healthcare Solutions, Inc.	61,122	397,293
#*	Alnylam Pharmaceuticals, Inc.	6,298	829,447
#*	AMAG Pharmaceuticals, Inc.	7,067	56,748
*	Amedisys, Inc.	6,299	1,160,024
*	American Renal Associates Holdings, Inc.	5,278	39,479
	AmerisourceBergen Corp.	47,826	4,288,079
	Amgen, Inc.	68,638	16,419,582
*	Amicus Therapeutics, Inc.	6,358	75,088
*	AMN Healthcare Services, Inc.	15,534	729,787
#*	Amphastar Pharmaceuticals, Inc.	2,833	48,019
*	AnaptysBio, Inc.	2,977	46,501
*	AngioDynamics, Inc.	7,077	73,813
*	ANI Pharmaceuticals, Inc.	1,307	52,293
*	Anika Therapeutics, Inc.	2,735	90,884
	Anthem, Inc.	38,020	10,673,355
*	Applied Genetic Technologies Corp.	3,753	13,999
*	Ardelyx, Inc.	4,277	28,143
*	Arena Pharmaceuticals, Inc.	2,544	124,580
*	Assembly Biosciences, Inc.	3,400	59,534
*	Assertio Therapeutics, Inc.	1,202	1,052
#*	Atara Biotherapeutics, Inc.	19,660	162,981
*	AtriCure Inc.	7,571	326,462
	Atrion Corp.	364	229,986
*	Avanos Medical, Inc.	15,266	474,009
#*	Avrobio, Inc.	4,993	64,260
#*	AxoGen, Inc.	6,135	59,816
	Becton Dickinson and Co.	13,510	3,411,680
#*	BioDelivery Sciences International, Inc.	3,149	14,359
*	Biogen, Inc.	30,220	8,970,203
*	BioMarin Pharmaceutical, Inc.	11,814	1,087,124
*	Bio-Rad Laboratories, Inc., Class A	2,790	1,227,879
*	BioSpecifics Technologies Corp.	1,276	72,617
	Bio-Techne Corp.	6,140	1,381,500
*	BioTelemetry, Inc.	8,869	414,271
#*	Bluebird Bio, Inc.	8,423	453,831
*	Boston Scientific Corp.	77,690	2,911,821
	Bristol-Myers Squibb Co.	168,437	10,242,654
	Bruker Corp.	40,101	1,576,771
*	Calithera Biosciences, Inc.	5,200	31,876
	Cantel Medical Corp.	4,819	178,303
*	Capital Senior Living Corp.	3,685	2,876
	Cardinal Health, Inc.	55,014	2,722,093
*	Cardiovascular Systems, Inc.	4,231	177,702
*	Castlight Health, Inc., Class B	100	73
*	Catalent, Inc.	19,724	1,363,915
*	Centene Corp.	76,543	5,096,233
	Cerner Corp.	44,494	3,087,439
*	Change Healthcare, Inc.	70,950	825,858
*	Charles River Laboratories International, Inc.	8,160	1,180,507

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Chembio Diagnostics, Inc.	1,787	$22,695
	Chemed Corp.	1,971	821,059
*	ChemoCentryx, Inc.	5,216	276,500
#*	Chiasma, Inc.	4,800	24,816
*	Chimerix, Inc.	5,901	13,572
#*	Cidara Therapeutics, Inc.	1,946	5,507
*	Cigna Corp.	67,778	13,269,577
#*	Codexis, Inc.	10,600	123,066
#*	Collegium Pharmaceutical, Inc.	5,728	118,455
	Computer Programs and Systems, Inc.	2,670	64,160
*	Concert Pharmaceuticals, Inc.	800	7,984
	CONMED Corp.	5,320	393,201
	Cooper Cos., Inc. (The)	6,119	1,754,317
#*	Corcept Therapeutics, Inc.	12,907	163,403
*	CorVel Corp.	8,512	448,497
#*	Corvus Pharmaceuticals, Inc.	2,175	5,285
#*	Covetrus, Inc.	26,758	318,153
#*	CRISPR Therapeutics AG	6,184	304,253
*	Cross Country Healthcare, Inc.	9,956	62,623
*	CryoLife, Inc.	11,098	247,818
*	Cumberland Pharmaceuticals, Inc.	1,705	6,752
*	Cutera, Inc.	1,203	16,180
	CVS Health Corp.	177,668	10,935,465
#*	Cymabay Therapeutics, Inc.	3,616	6,400
*	CytomX Therapeutics, Inc.	3,708	38,267
	Danaher Corp.	27,267	4,457,064
*	DaVita, Inc.	30,314	2,395,109
*	Deciphera Pharmaceuticals, Inc.	6,957	403,367
#*	Denali Therapeutics, Inc.	4,274	93,430
	DENTSPLY SIRONA, Inc.	28,139	1,194,219
*	DexCom, Inc.	3,352	1,123,590
*	Digirad Corp.	150	497
#*	Eagle Pharmaceuticals, Inc.	2,161	110,168
*	Edwards Lifesciences Corp.	17,877	3,888,247
#*	Eiger BioPharmaceuticals, Inc.	2,909	21,643
*	Elanco Animal Health, Inc.	52,178	1,289,318
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	32,177
*	Emergent BioSolutions, Inc.	11,385	841,921
*	Enanta Pharmaceuticals, Inc.	4,147	192,296
	Encompass Health Corp.	2,644	175,165
*	Endo International P.L.C.	20,988	96,545
	Envista Holdings Corp.	11,469	223,301
*	Enzo Biochem, Inc.	1,646	4,971
*	Epizyme, Inc.	6,900	113,574
*	Evolent Health, Inc., Class A	24,987	180,156
#*	Exact Sciences Corp.	6,068	479,251
*	Exelixis, Inc.	36,889	910,974
*	FibroGen, Inc.	11,529	425,305
*	Five Prime Therapeutics, Inc.	4,115	13,497
*	FONAR Corp.	776	15,132
#*	G1 Therapeutics, Inc.	6,400	84,032
	Gilead Sciences, Inc.	156,897	13,179,348
#*	Global Blood Therapeutics, Inc.	4,426	338,678
*	Globus Medical, Inc., Class A	15,569	738,905
*	GlycoMimetics, Inc.	3,034	8,465
*	Guardant Health, Inc.	2,015	155,074
*	Haemonetics Corp.	9,765	1,111,062
*	Hanger, Inc.	11,376	208,863

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Harvard Bioscience, Inc.	3,317	$9,122
*	HealthStream, Inc.	6,650	151,786
*	Henry Schein, Inc.	20,913	1,141,013
#*	Heska Corp.	1,107	78,376
	Hill-Rom Holdings, Inc.	14,736	1,657,653
*	HMS Holdings Corp.	18,582	532,839
*	Hologic, Inc.	44,675	2,238,217
*	Horizon Therapeutics P.L.C.	19,600	706,384
	Humana, Inc.	15,217	5,810,155
*	ICU Medical, Inc.	4,229	927,462
*	IDEXX Laboratories, Inc.	4,139	1,148,986
*	Illumina, Inc.	5,972	1,905,247
*	Incyte Corp.	5,565	543,478
*	Innoviva, Inc.	10,187	144,452
*	Inogen, Inc.	4,712	235,600
*	Inovalon Holdings, Inc., Class A	17,522	306,635
*	Insulet Corp.	5,894	1,177,150
*	Integer Holdings Corp.	8,957	666,938
#*	Integra LifeSciences Holdings Corp.	18,336	936,053
#*	Intellia Therapeutics, Inc.	7,157	96,405
*	Intra-Cellular Therapies, Inc.	2,471	43,663
#*	IntriCon Corp.	1,700	22,440
*	Intuitive Surgical, Inc.	5,701	2,912,527
#	Invacare Corp.	3,836	28,847
*	Ionis Pharmaceuticals, Inc.	25,019	1,389,305
*	IQVIA Holdings, Inc.	27,426	3,910,673
#*	iRadimed Corp.	1,652	35,948
#*	Ironwood Pharmaceuticals Inc.	40,019	400,190
*	Jazz Pharmaceuticals P.L.C.	9,652	1,064,133
	Johnson & Johnson	252,065	37,819,833
*	Joint Corp. (The)	1,721	20,824
#*	Kala Pharmaceuticals, Inc.	3,757	37,420
#*	Karyopharm Therapeutics, Inc.	3,622	79,865
	Kewaunee Scientific Corp.	534	5,607
*	Kindred Biosciences, Inc.	1,675	8,409
*	Laboratory Corp. of America Holdings	8,028	1,320,205
*	Lannett Co., Inc.	400	3,816
*	Lantheus Holdings, Inc.	7,641	99,715
#	LeMaitre Vascular, Inc.	4,355	124,074
*	LHC Group, Inc.	6,641	863,264
#*	Ligand Pharmaceuticals, Inc.	1,699	167,470
*	LivaNova P.L.C.	12,736	676,536
	Luminex Corp.	6,816	245,717
#*	Lumos Pharma, Inc.	215	2,002
*	MacroGenics, Inc.	2,879	20,729
#*	Madrigal Pharmaceuticals, Inc.	2,874	240,496
*	Magellan Health, Inc.	7,291	442,782
#*	Mallinckrodt P.L.C.	8,123	32,979
*	Masimo Corp.	6,732	1,440,042
	McKesson Corp.	35,732	5,047,145
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	5,592	81,196
*	Medpace Holdings, Inc.	6,869	548,558
	Medtronic P.L.C.	81,235	7,930,973
	Merck & Co., Inc.	131,317	10,418,691
*	Meridian Bioscience, Inc.	4,317	51,804
*	Merit Medical Systems, Inc.	9,378	382,810
#	Merrimack Pharmaceuticals, Inc.	2,200	8,118
#*	Mersana Therapeutics, Inc.	5,538	50,008

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Mesa Laboratories, Inc.	200	$47,600
*	Mettler-Toledo International, Inc.	2,599	1,871,124
*	Minerva Neurosciences, Inc.	5,400	48,438
*	Molecular Templates, Inc.	3,072	49,859
#*	Molina Healthcare, Inc.	22,528	3,693,916
*	Momenta Pharmaceuticals, Inc.	4,100	129,970
#*	MyoKardia Inc.	718	45,105
*	Myriad Genetics, Inc.	6,538	101,077
	National Research Corp.	3,799	195,990
*	Natus Medical, Inc.	6,951	173,705
#*	Nektar Therapeutics	21,192	406,886
*	Neogen Corp.	4,152	259,874
*	NeoGenomics, Inc.	13,156	359,685
#	Neoleukin Therapeutics, Inc.	3,400	37,876
*	Neurocrine Biosciences, Inc.	3,014	295,794
*	NextGen Healthcare, Inc.	17,664	186,355
*	Novocure, Ltd.	7,457	490,671
*	NuVasive, Inc.	10,233	622,985
*	Omnicell, Inc.	8,486	618,629
#*	OPKO Health, Inc.	72,128	160,124
*	OraSure Technologies, Inc.	11,284	179,867
*	Orthofix Medical, Inc.	1,449	51,367
#*	OrthoPediatrics Corp.	1,393	68,048
*	Otonomy, Inc.	3,300	7,524
#*	Ovid therapeutics, Inc.	4,442	16,169
	Owens & Minor, Inc.	6,914	48,951
*	Oxford Immunotec Global P.L.C.	1,100	13,706
*	Pacira BioSciences, Inc.	1,924	79,442
*	PDL BioPharma, Inc.	17,391	58,955
#*	Penumbra, Inc.	3,586	635,870
	PerkinElmer, Inc.	14,495	1,312,232
	Perrigo Co. P.L.C.	28,524	1,520,329
#*	PetIQ, Inc.	3,429	98,069
*	Pfenex, Inc.	2,224	12,788
	Pfizer, Inc.	262,295	10,061,636
*	PRA Health Sciences, Inc.	19,117	1,844,790
*	Premier, Inc., Class A	19,266	638,861
#*	Prestige Consumer Healthcare, Inc.	5,817	236,694
*	Pro-Dex, Inc.	1,452	25,381
*	Protagonist Therapeutics, Inc.	4,126	27,851
*	Prothena Corp. P.L.C.	8,464	94,966
*	Providence Service Corp. (The)	1,646	95,484
	Psychemedics Corp.	600	3,600
	Quest Diagnostics, Inc.	8,777	966,435
*	Quidel Corp.	2,490	346,110
*	R1 RCM, Inc.	21,161	218,382
*	RadNet, Inc.	10,158	143,431
*	Regeneron Pharmaceuticals, Inc.	5,006	2,632,555
*	REGENXBIO, Inc.	6,400	254,848
*	Repligen Corp.	7,320	850,218
	ResMed, Inc.	13,718	2,130,680
*	Retrophin, Inc.	3,350	50,987
*	Rhythm Pharmaceuticals, Inc.	8,744	164,737
#*	Rigel Pharmaceuticals, Inc.	10,783	19,302
*	Rocket Pharmaceuticals, Inc.	7,702	113,990
*	RTI Surgical Holdings, Inc.	7,852	21,240
*	Sage Therapeutics, Inc.	2,948	114,913
#*	Sangamo Therapeutics, Inc.	12,900	105,135
*	Sarepta Therapeutics, Inc.	2,812	331,479

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	289	$2,977
*	Seattle Genetics, Inc.	8,855	1,215,172
*	SIGA Technologies, Inc.	2,512	14,846
	Simulations Plus, Inc.	2,272	86,450
*	Spectrum Pharmaceuticals, Inc.	6,748	19,569
*	Spero Therapeutics, Inc.	1,266	15,736
#*	STAAR Surgical Co.	2,806	107,526
	STERIS P.L.C.	4,871	694,117
	Stryker Corp.	20,685	3,856,305
*	Supernus Pharmaceuticals, Inc.	4,614	107,968
#*	Surmodics, Inc.	1,314	50,063
*	Syndax Pharmaceuticals, Inc.	5,336	96,048
*	Syneos Health, Inc.	22,312	1,244,786
*	Synlogic, Inc.	3,260	6,781
#*	Syros Pharmaceuticals, Inc.	52	438
#*	Tactile Systems Technology, Inc.	2,040	105,305
*	Taro Pharmaceutical Industries, Ltd.	3,972	274,505
*	Teladoc Health, Inc.	6,190	1,018,812
	Teleflex, Inc.	3,663	1,228,570
	Thermo Fisher Scientific, Inc.	20,021	6,700,628
#*	Tivity Health, Inc.	7,661	68,719
#*	Triple-S Management Corp., Class B	7,807	132,173
#*	Ultragenyx Pharmaceutical Inc.	4,287	259,063
*	United Therapeutics Corp.	8,846	969,168
	UnitedHealth Group, Inc.	134,076	39,213,208
	US Physical Therapy, Inc.	1,213	91,581
	Utah Medical Products, Inc.	407	33,781
*	Vanda Pharmaceuticals, Inc.	2,458	28,267
*	Varex Imaging Corp.	5,760	150,509
*	Varian Medical Systems, Inc.	8,601	983,782
*	Veeva Systems, Inc., Class A	7,607	1,451,416
#*	Vericel Corp.	4,909	71,181
*	Vertex Pharmaceuticals, Inc.	12,598	3,164,618
#*	Vocera Communications, Inc.	6,299	119,429
*	Waters Corp.	7,324	1,369,588
#*	Wright Medical Group NV	7,475	217,672
*	Xencor, Inc.	10,123	295,895
#*	Xenon Pharmaceuticals, Inc.	1,372	17,781
	Zimmer Biomet Holdings, Inc.	24,649	2,950,485
	Zoetis, Inc.	41,764	5,400,503
#*	Zogenix, Inc.	4,233	119,498

TOTAL HEALTH CARE			382,051,501

INDUSTRIALS — (11.3%)
	3M Co.	39,463	5,995,219
	AAON, Inc.	11,509	548,289
	AAR Corp.	6,170	120,809
	ABM Industries, Inc.	29,232	1,008,212
*	Acacia Research Corp.	3,806	9,629
	ACCO Brands Corp.	15,408	114,019
	Acme United Corp.	500	10,855
	Acuity Brands, Inc.	9,487	821,479
#	ADT, Inc.	109,963	630,088
	Advanced Drainage Systems, Inc.	7,577	307,172
*	AECOM	50,064	1,815,321
*	Aegion Corp.	9,894	158,799
*	Aerojet Rocketdyne Holdings, Inc.	21,792	896,523
*	Aerovironment, Inc.	5,825	351,014
	AGCO Corp.	24,766	1,308,635

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	35,451	$927,044
	Alamo Group, Inc.	2,997	295,025
	Albany International Corp., Class A	8,039	411,114
	Allegion P.L.C.	8,381	842,626
	Allied Motion Technologies, Inc.	500	14,410
	Allison Transmission Holdings, Inc.	32,924	1,196,458
	Altra Industrial Motion Corp.	7,037	196,403
	AMERCO	6,442	1,804,597
*	Ameresco, Inc., Class A	6,493	117,264
*	American Woodmark Corp.	2,700	138,807
	AMETEK, Inc.	27,635	2,317,747
#	AO Smith Corp.	20,554	871,079
	Apogee Enterprises, Inc.	4,771	97,519
	Applied Industrial Technologies, Inc.	12,975	679,760
	ARC Document Solutions, Inc.	2,577	1,804
	ArcBest Corp.	5,840	118,961
	Arcosa, Inc.	7,135	265,921
	Argan, Inc.	3,356	125,984
*	Armstrong Flooring, Inc.	2,090	4,389
	Armstrong World Industries, Inc.	5,964	459,705
*	ASGN, Inc.	19,521	906,750
	Astec Industries, Inc.	7,209	289,153
*	Astronics Corp.	5,151	46,256
*	Astronics Corp., Class B	1,188	11,405
*	Atkore International Group, Inc.	8,777	213,632
#*	Avis Budget Group, Inc.	19,037	313,730
	AZZ, Inc.	8,565	268,855
	Barnes Group, Inc.	13,327	511,490
	Barrett Business Services, Inc.	2,644	129,344
*	Beacon Roofing Supply, Inc.	21,110	464,420
	BG Staffing, Inc.	2,546	30,934
*	Blue Bird Corp.	5,216	64,000
*	BMC Stock Holdings, Inc.	24,206	514,377
	Brady Corp., Class A	5,547	241,516
#	Briggs & Stratton Corp.	8,492	19,277
#*	BrightView Holdings, Inc.	9,954	127,610
	Brink’s Co. (The)	19,350	989,172
*	Builders FirstSource, Inc.	36,646	672,454
	BWX Technologies, Inc.	20,181	1,070,804
*	CAI International, Inc.	7,027	115,875
	Carlisle Cos., Inc.	7,448	900,910
*	Carrier Global Corp.	67,275	1,191,440
	Caterpillar, Inc.	85,768	9,981,680
*	CBIZ, Inc.	15,062	357,722
*	CECO Environmental Corp.	2,011	10,900
#	CH Robinson Worldwide, Inc.	23,628	1,675,225
*	Chart Industries, Inc.	6,055	216,285
#*	Cimpress P.L.C.	4,714	343,132
	Cintas Corp.	18,444	4,091,433
*	CIRCOR International, Inc.	2,327	34,742
*	Civeo Corp.	14,984	9,440
*	Clean Harbors, Inc.	8,582	458,536
*	Colfax Corp.	30,346	782,623
	Columbus McKinnon Corp.	5,285	143,118
	Comfort Systems USA, Inc.	14,478	482,117
*	Commercial Vehicle Group, Inc.	3,200	7,744
#*	Construction Partners, Inc., Class A	8,566	157,015
*	Copart, Inc.	34,032	2,726,304
	CoreLogic, Inc.	27,761	1,066,578

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Cornerstone Building Brands, Inc.	7,677	$40,918
*	CoStar Group, Inc.	4,675	3,030,615
*	Covenant Transportation Group, Inc., Class A	3,969	35,245
*	CPI Aerostructures, Inc.	1,133	3,728
	CRA International, Inc.	2,412	101,618
	Crane Co.	14,105	768,017
	CSW Industrials, Inc.	2,666	176,596
	CSX Corp.	30,595	2,026,307
	Cubic Corp.	10,446	399,142
	Cummins, Inc.	28,731	4,697,518
	Curtiss-Wright Corp.	11,570	1,199,230
	Deere & Co.	36,919	5,355,470
	Deluxe Corp.	11,500	323,955
	Donaldson Co., Inc.	40,376	1,769,680
	Douglas Dynamics, Inc.	7,828	289,323
	Dover Corp.	27,579	2,582,773
*	Ducommun, Inc.	3,219	90,905
*	DXP Enterprises, Inc.	5,236	78,121
#*	Dycom Industries, Inc.	8,472	276,187
	Eastern Co. (The)	406	7,308
	Eaton Corp. P.L.C.	32,110	2,681,185
*	Echo Global Logistics, Inc.	5,738	100,587
	EMCOR Group, Inc.	19,272	1,224,350
	Emerson Electric Co.	68,687	3,917,220
	Encore Wire Corp.	6,362	291,252
#*	Energy Recovery, Inc.	12,528	101,978
	Enerpac Tool Group Corp.	19,790	337,617
	EnerSys	12,751	744,531
	Ennis, Inc.	7,441	138,477
	EnPro Industries, Inc.	5,521	250,377
	Equifax, Inc.	11,593	1,610,268
	ESCO Technologies, Inc.	5,661	431,934
*	Evoqua Water Technologies Corp.	33,587	539,071
#*	ExOne Co. (The)	1,400	10,878
	Expeditors International of Washington, Inc.	36,963	2,646,736
	Exponent, Inc.	10,538	741,138
	Fastenal Co.	80,923	2,931,031
	Federal Signal Corp.	20,957	564,372
	FedEx Corp.	24,463	3,101,174
	Flowserve Corp.	25,118	707,574
	Fluor Corp.	39,937	467,263
*	Forrester Research, Inc.	3,927	122,915
	Fortive Corp.	51,143	3,273,152
	Fortune Brands Home & Security, Inc.	26,458	1,275,276
	Forward Air Corp.	5,320	274,512
*	Franklin Covey Co.	1,000	20,750
	Franklin Electric Co., Inc.	8,686	441,249
*	FreightCar America, Inc.	1,405	2,107
*	FTI Consulting, Inc.	9,087	1,157,320
#*	Gates Industrial Corp. P.L.C.	16,101	138,308
#	GATX Corp.	7,015	415,989
*	Gencor Industries, Inc.	1,295	15,695
*	Generac Holdings, Inc.	14,058	1,369,812
	General Dynamics Corp.	27,935	3,648,870
	General Electric Co.	525,044	3,570,299
*	Gibraltar Industries, Inc.	6,589	305,071
*	GMS, Inc.	8,137	149,558
*	Goldfield Corp. (The)	3,131	10,802
	Gorman-Rupp Co. (The)	7,675	226,412

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	GP Strategies Corp.	2,804	$22,320
	Graco, Inc.	31,266	1,396,340
#	GrafTech International, Ltd.	46,820	380,178
	Graham Corp.	400	5,240
#	Granite Construction, Inc.	9,174	150,821
*	Great Lakes Dredge & Dock Corp.	15,014	132,724
	Greenbrier Cos., Inc. (The)	8,751	148,592
	Griffon Corp.	6,042	99,149
	H&E Equipment Services, Inc.	11,912	193,689
*	Harsco Corp.	18,453	184,161
*	HD Supply Holdings, Inc.	55,493	1,647,032
#	Healthcare Services Group, Inc.	18,168	463,102
	Heartland Express, Inc.	13,348	261,487
#	HEICO Corp.	8,475	742,410
	HEICO Corp., Class A	10,948	791,869
	Heidrick & Struggles International, Inc.	6,882	154,432
	Helios Technologies, Inc.	9,166	326,035
*	Herc Holdings, Inc.	7,086	200,038
	Herman Miller, Inc.	10,085	227,316
#*	Hertz Global Holdings, Inc.	14,091	56,928
	Hexcel Corp.	14,657	506,986
*	Hill International, Inc.	3,244	7,299
	Hillenbrand, Inc.	12,211	255,820
	HNI Corp.	14,042	341,782
	Honeywell International, Inc.	56,843	8,066,022
*	Houston Wire & Cable Co.	1,900	4,389
	Howmet Aerospace, Inc.	46,899	612,970
*	Hub Group, Inc., Class A	8,691	418,124
	Hubbell, Inc.	14,678	1,826,384
	Huntington Ingalls Industries, Inc.	9,655	1,848,064
	Hurco Cos., Inc.	600	19,614
*	Huron Consulting Group, Inc.	6,601	369,920
#*	Huttig Building Products, Inc.	2,740	3,151
	Hyster-Yale Materials Handling, Inc.	3,600	140,544
*	IAA Inc.	32,747	1,264,034
	ICF International, Inc.	7,398	544,049
	IDEX Corp.	9,833	1,510,644
*	IES Holdings, Inc.	1,364	26,939
	Illinois Tool Works, Inc.	29,904	4,859,400
*	Ingersoll Rand, Inc.	64,596	1,878,452
*	InnerWorkings, Inc.	7,179	12,707
	Insperity, Inc.	8,343	398,045
	Insteel Industries, Inc.	2,902	50,988
	Interface, Inc.	9,097	84,056
	ITT, Inc.	31,354	1,652,983
	Jacobs Engineering Group, Inc.	26,095	2,159,361
	JB Hunt Transport Services, Inc.	10,926	1,104,837
*	JELD-WEN Holding, Inc.	11,594	147,244
	John Bean Technologies Corp.	7,648	586,908
	Johnson Controls International P.L.C.	92,691	2,698,235
	Kadant, Inc.	2,282	191,893
	Kaman Corp.	7,816	302,948
	Kansas City Southern	2,527	329,900
#	KAR Auction Services, Inc.	36,751	550,530
	Kelly Services, Inc., Class A	9,921	153,279
	Kennametal, Inc.	21,642	554,252
	Kforce, Inc.	9,003	269,640
	Kimball International, Inc., Class B	5,382	66,037
#	Knight-Swift Transportation Holdings, Inc.	27,340	1,016,501

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knoll, Inc.	8,667	$101,057
	Korn Ferry	24,085	694,371
*	Kratos Defense & Security Solutions, Inc.	17,831	267,822
	L3Harris Technologies, Inc.	19,808	3,836,810
	Landstar System, Inc.	5,228	540,105
*	Lawson Products, Inc.	796	26,754
*	LB Foster Co., Class A	958	13,786
#	Lennox International, Inc.	6,307	1,177,391
	Lincoln Electric Holdings, Inc.	14,543	1,170,857
#	Lindsay Corp.	2,270	204,300
*	LS Starrett Co. (The), Class A	1,000	3,166
	LSI Industries, Inc.	1,800	11,160
*	Lydall, Inc.	2,892	32,390
	Macquarie Infrastructure Corp.	14,562	401,766
*	Manitex International, Inc.	3,706	14,824
*	Manitowoc Co., Inc. (The)	12,841	118,394
	ManpowerGroup, Inc.	24,850	1,844,864
	Marten Transport, Ltd.	10,043	225,164
	Masco Corp.	28,748	1,179,818
*	Masonite International Corp.	2,605	153,903
*	MasTec, Inc.	29,492	1,058,763
	Matthews International Corp., Class A	7,666	183,524
	McGrath RentCorp	8,054	439,346
*	Mercury Systems, Inc.	11,130	992,351
*	Meritor, Inc.	18,878	386,999
*	Middleby Corp. (The)	11,190	622,500
	Miller Industries, Inc.	1,500	45,570
*	Mistras Group, Inc.	3,871	18,387
	Mobile Mini, Inc.	15,804	451,520
	Moog, Inc., Class A	7,788	385,350
*	MRC Global, Inc.	17,222	92,310
	MSA Safety, Inc.	8,946	1,006,693
	MSC Industrial Direct Co., Inc., Class A	14,524	866,211
	Mueller Industries, Inc.	5,807	150,401
	Mueller Water Products, Inc., Class A	34,298	325,488
*	MYR Group, Inc.	7,511	225,330
*	Navistar International Corp.	17,069	405,730
	Nielsen Holdings P.L.C.	169,314	2,493,995
	NL Industries, Inc.	1,570	5,259
	NN, Inc.	3,098	10,688
	Nordson Corp.	7,422	1,194,274
	Northrop Grumman Corp.	16,192	5,354,209
*	Northwest Pipe Co.	1,100	26,752
*	NOW, Inc.	36,096	222,712
#*	NV5 Global, Inc.	2,181	101,962
	nVent Electric P.L.C.	43,362	808,701
	Old Dominion Freight Line, Inc.	11,572	1,681,296
#	Omega Flex, Inc.	391	35,229
*	Orion Group Holdings, Inc.	1,224	3,084
	Oshkosh Corp.	23,164	1,564,265
*	Otis Worldwide Corp.	33,637	1,712,460
	Owens Corning	1,937	83,988
	PACCAR, Inc.	101,979	7,060,006
*	PAM Transportation Services, Inc.	48	1,833
	Park Aerospace Corp.	565	7,520
	Parker-Hannifin Corp.	21,525	3,403,533
	Park-Ohio Holdings Corp.	4,324	79,259
	Patrick Industries, Inc.	4,554	187,716
	Patriot Transportation Holding, Inc.	404	3,604

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Pentair P.L.C.	44,703	$1,546,277
*	PGT Innovations, Inc.	4,692	48,515
#	Pitney Bowes, Inc.	48,535	171,329
	Powell Industries, Inc.	1,050	26,638
	Preformed Line Products Co.	500	24,840
	Primoris Services Corp.	9,291	145,033
*	Proto Labs, Inc.	4,789	486,515
#	Quad/Graphics, Inc.	5,242	19,500
	Quanex Building Products Corp.	2,223	27,721
	Quanta Services, Inc.	32,516	1,182,282
*	Radiant Logistics, Inc.	3,151	13,486
	Raven Industries, Inc.	2,635	58,681
	Raytheon Technologies Corp.	135,507	8,782,209
*	RBC Bearings, Inc.	4,203	532,436
	Regal Beloit Corp.	10,838	769,606
*	Resideo Technologies, Inc.	9,762	50,079
	Resources Connection, Inc.	6,015	65,443
	REV Group, Inc.	4,519	24,041
	Rexnord Corp.	27,902	760,888
	Robert Half International, Inc.	53,366	2,522,611
	Rockwell Automation, Inc.	16,803	3,183,832
#	Rollins, Inc.	26,335	1,053,400
	Roper Technologies, Inc.	9,681	3,301,511
	RR Donnelley & Sons Co.	3,608	6,170
	Rush Enterprises, Inc., Class A	9,820	368,250
	Rush Enterprises, Inc., Class B	348	12,288
	Ryder System, Inc.	9,464	335,026
*	Saia, Inc.	3,500	323,820
	Schneider National, Inc., Class B	20,115	440,720
*	Sensata Technologies Holding P.L.C.	42,595	1,549,606
#*	SiteOne Landscape Supply, Inc.	9,588	849,784
	Snap-on, Inc.	14,317	1,865,362
*	SP Plus Corp.	2,747	57,934
	Spartan Motors, Inc.	3,151	44,398
	Spirit AeroSystems Holdings, Inc., Class A	22,017	487,897
*	SPX Corp.	11,212	427,514
*	SPX FLOW, Inc.	10,558	343,874
	Standex International Corp.	3,482	173,543
	Stanley Black & Decker, Inc.	18,598	2,049,500
	Steelcase, Inc., Class A	18,524	202,838
*	Sterling Construction Co., Inc.	1,372	13,555
*	Sunrun, Inc.	30,039	421,447
	Systemax, Inc.	13,866	275,379
#*	Team, Inc.	3,960	24,433
*	Teledyne Technologies, Inc.	4,989	1,624,768
	Tennant Co.	3,370	199,403
	Terex Corp.	21,502	326,615
	Tetra Tech, Inc.	11,813	889,283
*	Textainer Group Holdings, Ltd.	13,600	119,408
	Textron, Inc.	48,179	1,269,998
*	Thermon Group Holdings, Inc.	3,145	48,056
	Timken Co. (The)	21,521	808,759
	Titan International, Inc.	6,299	8,882
*	Titan Machinery, Inc.	1,852	17,409
	Toro Co. (The)	23,303	1,486,964
*	TPI Composites, Inc.	6,062	106,267
	Trane Technologies P.L.C.	38,945	3,404,572
*	Transcat, Inc.	923	25,927
	TransDigm Group, Inc.	4,922	1,787,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	29,641	$2,335,414
#*	Trex Co., Inc.	7,022	668,635
*	TriMas Corp.	4,787	114,122
*	TriNet Group, Inc.	30,298	1,483,693
#	Trinity Industries, Inc.	37,607	725,439
	Triton International, Ltd.	26,095	808,423
	Triumph Group, Inc.	7,373	51,906
*	TrueBlue, Inc.	9,340	145,050
*	Tutor Perini Corp.	10,903	76,321
*	Twin Disc, Inc.	1,000	6,010
	UFP Industries, Inc.	9,153	376,371
*	Ultralife Corp.	1,376	9,701
	UniFirst Corp.	3,672	617,447
	Union Pacific Corp.	16,350	2,612,566
	United Parcel Service, Inc., Class B	37,900	3,587,614
*	United Rentals, Inc.	17,565	2,257,102
*	Univar Solutions, Inc.	43,628	633,479
	Universal Logistics Holdings, Inc.	1,639	22,831
*	Upwork, Inc.	7,278	60,626
#*	USA Truck, Inc.	1,300	6,474
	Valmont Industries, Inc.	3,833	449,381
*	Vectrus, Inc.	1,788	92,994
	Verisk Analytics, Inc.	27,181	4,154,072
*	Veritiv Corp.	2,117	19,836
	Viad Corp.	2,443	58,559
#*	Vicor Corp.	2,080	110,594
*	Volt Information Sciences, Inc.	3,314	2,817
	VSE Corp.	1,028	19,758
#	Wabash National Corp.	8,546	70,077
*	WABCO Holdings, Inc.	11,076	1,488,393
	Wabtec Corp.	23,547	1,328,522
#	Watsco, Inc.	6,861	1,104,552
	Watts Water Technologies, Inc., Class A	4,878	401,947
*	Welbilt, Inc.	19,187	94,592
	Werner Enterprises, Inc.	20,925	839,511
*	WESCO International, Inc.	17,456	451,587
*	Willis Lease Finance Corp.	474	9,485
*	WillScot Corp.	23,850	277,852
	Woodward, Inc.	13,450	814,532
	WW Grainger, Inc.	12,520	3,450,262
#*	XPO Logistics, Inc.	16,377	1,093,001
	Xylem, Inc.	25,288	1,818,207
#*	YRC Worldwide, Inc.	3,057	5,258

TOTAL INDUSTRIALS			291,915,373

INFORMATION TECHNOLOGY — (23.2%)
#*	2U, Inc.	16,968	402,990
*	A10 Networks Inc.	8,790	60,036
*	Acacia Communications, Inc.	6,401	433,284
	Accenture P.L.C., Class A	56,536	10,469,902
*	ACI Worldwide, Inc.	25,898	709,605
#*	Adesto Technologies Corp.	3,459	40,989
*	Adobe, Inc.	31,019	10,969,559
	ADTRAN, Inc.	9,073	93,270
*	Advanced Micro Devices, Inc.	69,710	3,652,107
*	Agilysys, Inc.	5,872	115,032
*	Airgain, Inc.	869	7,030
*	Akamai Technologies, Inc.	10,100	986,871
*	Alarm.com Holdings, Inc.	9,879	441,888

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Alliance Data Systems Corp.	1,088	$54,476
#*	Altair Engineering, Inc., Class A	4,698	154,987
#*	Alteryx, Inc., Class A	4,215	477,054
	Amdocs, Ltd.	16,533	1,065,387
	American Software, Inc., Class A	10,000	164,800
*	Amkor Technology, Inc.	40,886	403,954
*	Amtech Systems, Inc.	1,892	9,384
	Analog Devices, Inc.	29,225	3,203,060
*	Anaplan, Inc.	7,389	301,915
*	Anixter International, Inc.	7,471	693,757
*	ANSYS, Inc.	6,649	1,740,908
#*	Appfolio, Inc., Class A	1,445	158,748
	Apple, Inc.	415,968	122,211,398
	Applied Materials, Inc.	87,181	4,331,152
#*	Applied Optoelectronics, Inc.	821	8,801
*	Arista Networks, Inc.	11,548	2,532,476
*	Arlo Technologies, Inc.	11,974	32,809
*	Arrow Electronics, Inc.	20,709	1,303,010
*	Aspen Technology, Inc.	10,661	1,090,087
	AstroNova, Inc.	667	4,689
#*	Asure Software, Inc.	1,020	6,283
*	Atlassian Corp. P.L.C., Class A	3,409	530,065
*	Autodesk, Inc.	19,639	3,675,046
	Automatic Data Processing, Inc.	51,114	7,497,913
*	Avalara, Inc.	9,130	815,948
#*	Avaya Holdings Corp.	27,392	272,276
*	Avid Technology, Inc.	2,813	19,747
	Avnet, Inc.	29,979	899,970
*	Aware, Inc.	500	1,275
*	Axcelis Technologies, Inc.	3,800	88,768
*	AXT, Inc.	2,116	11,701
	Badger Meter, Inc.	4,664	275,316
	Bel Fuse, Inc., Class B	878	6,550
	Belden, Inc.	5,498	187,977
	Benchmark Electronics, Inc.	8,185	169,102
*	Black Knight, Inc.	17,437	1,230,529
	Blackbaud, Inc.	9,252	511,266
#*	Blackline Inc.	3,619	219,818
	Booz Allen Hamilton Holding Corp.	24,516	1,800,455
*	Bottomline Technologies De, Inc.	9,806	408,224
*	Brightcove, Inc.	4,594	35,833
	Broadcom, Inc.	18,968	5,152,088
	Broadridge Financial Solutions, Inc.	17,792	2,063,872
	Brooks Automation, Inc.	7,442	286,443
	Cabot Microelectronics Corp.	6,858	840,379
*	CACI International, Inc., Class A	5,602	1,401,284
*	Cadence Design Systems, Inc.	26,998	2,190,348
*	CalAmp Corp.	13,929	93,603
*	Calix, Inc.	12,725	146,338
*	Cardtronics P.L.C., Class A	12,806	293,257
	Cass Information Systems, Inc.	3,680	147,605
	CDK Global, Inc.	26,832	1,053,961
	CDW Corp.	16,981	1,881,495
	Cerence Inc.	5,365	113,523
*	Ceridian HCM Holding, Inc.	21,481	1,266,735
*	CEVA, Inc.	2,935	92,012
*	ChannelAdvisor Corp.	1,902	19,648
*	Ciena Corp.	35,560	1,644,650
*	Cirrus Logic, Inc.	7,607	575,089

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cisco Systems, Inc.	401,136	$17,000,144
	Citrix Systems, Inc.	14,044	2,036,520
*	Clearfield, Inc.	1,200	15,636
#*	ClearOne, Inc.	1,716	2,917
	Cognex Corp.	11,193	618,301
	Cognizant Technology Solutions Corp., Class A	53,174	3,085,155
*	Coherent, Inc.	4,777	610,835
	Cohu, Inc.	9,549	157,845
*	CommScope Holding Co., Inc.	8,901	98,000
*	CommVault Systems, Inc.	9,409	401,670
*	Computer Task Group, Inc.	2,600	10,920
	Comtech Telecommunications Corp.	4,990	92,365
*	Conduent, Inc.	31,474	79,314
*	Cornerstone OnDemand Inc.	8,215	275,695
#*	Coupa Software, Inc.	2,543	447,797
	CSG Systems International, Inc.	10,554	512,713
*	CyberOptics Corp.	483	12,360
	Daktronics, Inc.	4,036	18,243
*	DASAN Zhone Solutions, Inc.	1,582	10,141
*	Dell Technologies, Inc., Class C	16,977	724,748
*	Digi International, Inc.	9,912	112,501
*	Digital Turbine, Inc.	30,444	178,402
*	DocuSign, Inc.	6,661	697,740
	Dolby Laboratories, Inc., Class A	8,090	485,643
*	Dropbox, Inc., Class A	17,914	376,552
*	DSP Group, Inc.	1,896	32,706
	DXC Technology Co.	13,365	242,307
#	Ebix, Inc.	4,775	99,941
*	EchoStar Corp., Class A	15,251	481,169
*	eGain Corp.	5,400	44,820
#*	Elastic N.V	6,855	439,680
*	EMCORE Corp.	1,184	3,232
*	Endurance International Group Holdings, Inc.	39,008	100,056
*	Envestnet, Inc.	10,407	650,646
*	EPAM Systems, Inc.	5,011	1,106,880
*	ePlus, Inc.	4,342	307,196
*	Euronet Worldwide, Inc.	14,189	1,301,983
	EVERTEC, Inc.	17,184	435,443
*	Evo Payments, Inc., Class A	6,878	136,941
*	ExlService Holdings, Inc.	6,245	385,504
*	F5 Networks, Inc.	18,143	2,526,594
*	Fabrinet	3,800	238,450
*	Fair Isaac Corp.	3,664	1,293,172
*	FARO Technologies, Inc.	3,724	204,410
	Fidelity National Information Services, Inc.	50,047	6,600,699
*	FireEye, Inc.	35,595	409,698
*	Fiserv, Inc.	37,645	3,879,694
*	Fitbit, Inc., Class A	36,521	244,325
*	FleetCor Technologies, Inc.	11,344	2,736,740
*	Flex, Ltd.	91,373	891,800
	FLIR Systems, Inc.	28,944	1,256,170
*	FormFactor, Inc.	11,485	267,600
*	Fortinet, Inc.	13,542	1,459,015
*	Frequency Electronics, Inc.	1,723	17,316
*	Gartner, Inc.	10,704	1,271,742
*	Genasys, Inc.	2,697	10,437
	Genpact, Ltd.	32,446	1,117,116
	Global Payments, Inc.	24,292	4,032,958
	GlobalSCAPE, Inc.	2,764	25,760

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Globant SA	6,904	$798,586
*	GoDaddy, Inc., Class A	14,978	1,039,923
*	GSI Technology, Inc.	2,247	17,369
#*	GTT Communications, Inc.	9,048	102,785
#*	Guidewire Software, Inc.	11,462	1,041,208
	Hackett Group, Inc. (The)	4,000	59,320
*	Harmonic, Inc.	9,882	57,316
	Hewlett Packard Enterprise Co.	164,685	1,656,731
	HP, Inc.	155,240	2,407,772
#*	HubSpot, Inc.	5,323	897,617
#*	I3 Verticals, Inc., Class A	1,689	39,252
*	Ichor Holdings, Ltd.	4,111	102,364
*	Identiv, Inc.	2,402	7,758
*	Immersion Corp.	4,600	32,016
#*	Infinera Corp.	27,228	167,861
*	Information Services Group, Inc.	4,171	10,428
*	Inphi Corp.	3,230	311,824
*	Insight Enterprises, Inc.	10,803	586,495
	Intel Corp.	305,246	18,308,655
	InterDigital, Inc.	4,928	284,691
	International Business Machines Corp.	126,050	15,826,838
*	Intevac, Inc.	1,900	10,450
	Intuit, Inc.	28,744	7,755,419
*	Iteris, Inc.	2,900	11,571
*	Itron, Inc.	7,455	520,508
#	j2 Global, Inc.	13,336	1,075,415
	Jabil, Inc.	27,269	775,530
	Jack Henry & Associates, Inc.	7,040	1,151,392
	Juniper Networks, Inc.	63,654	1,374,926
	KBR, Inc.	41,707	844,984
*	Key Tronic Corp.	334	1,546
*	Keysight Technologies, Inc.	23,648	2,288,417
*	Kimball Electronics, Inc.	1,207	16,319
	KLA Corp.	19,196	3,149,872
*	Knowles Corp.	27,403	426,117
	Kulicke & Soffa Industries, Inc.	16,980	407,011
*	KVH Industries, Inc.	1,119	10,384
	Lam Research Corp.	20,609	5,261,066
*	Lantronix, Inc.	3,255	10,286
*	Lattice Semiconductor Corp.	13,590	305,911
	Leidos Holdings, Inc.	23,259	2,298,222
*	LGL Group, Inc. (The)	400	3,944
*	Limelight Networks, Inc.	9,772	49,544
*	LiveRamp Holdings, Inc.	16,075	608,599
	LogMeIn, Inc.	11,094	948,093
#*	Lumentum Holdings, Inc.	7,330	593,070
*	Luna Innovations, Inc.	6,774	51,686
*	MagnaChip Semiconductor Corp.	3,441	39,812
#*	Majesco	2,700	15,066
*	Manhattan Associates, Inc.	10,444	740,897
	ManTech International Corp., Class A	5,183	386,444
	Marvell Technology Group, Ltd.	66,106	1,767,674
	Mastercard, Inc., Class A	94,278	25,923,622
	MAXIMUS, Inc.	17,751	1,194,997
*	MaxLinear, Inc.	8,648	142,606
	Methode Electronics, Inc.	5,836	175,197
	Microsoft Corp.	426,053	76,352,958
*	MicroStrategy, Inc., Class A	1,106	139,721
*	Mimecast, Ltd.	5,416	221,514

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MKS Instruments, Inc.	5,684	$569,707
#*	MoneyGram International, Inc.	4,365	7,246
#*	MongoDB, Inc.	2,008	325,557
	Monolithic Power Systems, Inc.	3,635	726,673
	Motorola Solutions, Inc.	13,266	1,907,783
*	Napco Security Technologies, Inc.	2,904	58,196
	National Instruments Corp.	26,955	1,035,611
*	NCR Corp.	32,773	672,502
*	NeoPhotonics Corp.	13,287	127,821
	NetApp, Inc.	26,018	1,138,808
*	NETGEAR, Inc.	6,047	145,007
*	Netscout Systems, Inc.	17,095	452,676
*	New Relic, Inc.	5,094	273,497
	NIC, Inc.	15,000	363,450
	NortonLifeLock Inc.	82,715	1,759,348
*	Novanta, Inc.	5,473	475,549
*	Nuance Communications, Inc.	57,866	1,168,893
	NVE Corp.	386	21,913
	NVIDIA Corp.	42,616	12,455,804
*	Okta, Inc.	3,948	597,332
*	OneSpan, Inc.	5,689	95,575
*	Onto Innovation Inc.	5,962	193,527
	Oracle Corp.	268,373	14,215,718
*	OSI Systems, Inc.	4,892	354,083
*	Palo Alto Networks, Inc.	5,883	1,156,068
#*	PAR Technology Corp.	1,359	25,699
	Paychex, Inc.	52,175	3,575,031
*	Paycom Software, Inc.	6,879	1,795,557
#*	Paylocity Holding Corp.	5,975	684,317
*	PayPal Holdings, Inc.	63,327	7,789,221
	PC Connection, Inc.	7,567	347,704
	PC-Tel, Inc.	8,847	60,425
*	PDF Solutions, Inc.	2,200	35,134
	Pegasystems, Inc.	8,316	695,384
*	Perficient, Inc.	5,864	204,243
	Perspecta, Inc.	42,076	907,579
*	PFSweb, Inc.	1,693	7,111
*	Photronics, Inc.	20,910	249,875
*	Pixelworks, Inc.	4,600	21,114
	Power Integrations, Inc.	3,872	396,299
*	Powerfleet, Inc.	2,102	10,090
*	PRGX Global, Inc.	1,900	7,619
	Progress Software Corp.	11,017	450,705
*	Proofpoint, Inc.	6,476	788,323
*	PTC, Inc.	10,817	749,077
*	Pure Storage, Inc., Class A	42,499	611,986
	QAD, Inc., Class A	1,155	48,880
	QUALCOMM, Inc.	103,314	8,127,712
#*	Qualys, Inc.	7,225	761,804
*	Rambus, Inc.	16,625	208,311
*	RealNetworks, Inc.	2,200	1,653
#*	RealPage, Inc.	18,469	1,191,066
	RF Industries, Ltd.	1,338	7,453
*	Ribbon Communications, Inc.	4,779	17,419
	Richardson Electronics, Ltd.	500	2,000
*	RingCentral, Inc., Class A	3,191	729,239
*	Rosetta Stone, Inc.	3,020	51,582
	Sabre Corp.	37,534	272,872
*	Sailpoint Technologies Holdings, Inc.	17,435	324,117

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	salesforce.com, Inc.	46,877	$7,591,730
	Sapiens International Corp. NV	9,000	222,660
*	ScanSource, Inc.	5,587	144,815
	Science Applications International Corp.	10,523	859,308
*	Seachange International, Inc.	5,000	14,850
*	Semtech Corp.	7,248	327,900
*	ServiceNow, Inc.	4,909	1,725,710
*	ServiceSource International, Inc.	4,898	6,025
#*	ShotSpotter, Inc.	1,286	44,200
*	Sigmatron International, Inc.	497	1,566
*	Silicon Laboratories, Inc.	4,564	443,712
*	Slack Technologies, Inc., Class A	15,071	402,245
#*	SolarWinds Corp.	29,663	503,678
*	Splunk, Inc.	9,233	1,295,944
*	SPS Commerce, Inc.	2,934	162,866
*	Square, Inc., Class A	15,006	977,491
	SS&C Technologies Holdings, Inc.	40,334	2,224,823
*	StarTek, Inc.	1,400	5,838
#*	Stratasys, Ltd.	11,873	210,152
*	Super Micro Computer, Inc.	13,061	299,097
	Switch, Inc., Class A	2,831	48,608
*	Sykes Enterprises, Inc.	10,168	291,110
*	Synaptics, Inc.	3,918	256,198
*	Synchronoss Technologies, Inc.	5,296	18,271
	SYNNEX Corp.	16,665	1,459,187
*	Synopsys, Inc.	13,290	2,088,125
	TE Connectivity, Ltd.	3,794	278,707
*	Tech Data Corp.	7,383	1,038,345
*	Telenav, Inc.	2,293	10,708
*	Teradata Corp.	22,482	552,832
	Teradyne, Inc.	36,238	2,266,325
	TESSCO Technologies, Inc.	626	3,856
	TiVo Corp.	15,131	106,371
#*	Trade Desk, Inc. (The), Class A	1,853	542,151
	TransAct Technologies, Inc.	300	1,275
*	Trimble, Inc.	43,198	1,495,947
	TTEC Holdings, Inc.	11,998	467,682
#*	Twilio, Inc., Class A	12,089	1,357,595
*	Tyler Technologies, Inc.	2,943	943,791
#	Ubiquiti, Inc.	5,840	946,255
#*	Unisys Corp.	7,040	88,634
	Universal Display Corp.	4,566	685,448
*	Upland Software, Inc.	3,755	118,771
*	Verint Systems, Inc.	11,933	510,016
*	VeriSign, Inc.	10,211	2,139,102
*	ViaSat, Inc.	6,684	283,402
*	Viavi Solutions, Inc.	43,655	527,352
*	Virtusa Corp.	6,944	229,152
	Visa, Inc., Class A	180,112	32,189,617
*	Vishay Precision Group, Inc.	335	7,745
#*	VMware, Inc., Class A	5,786	760,975
	Wayside Technology Group, Inc.	401	6,216
	Western Union Co. (The)	64,196	1,224,218
*	WEX, Inc.	7,730	1,022,834
*	Workday, Inc., Class A	6,324	973,264
*	Xerox Holdings Corp.	45,026	823,526
	Xilinx, Inc.	23,672	2,068,933
	Xperi Corp.	4,264	65,154
*	Zebra Technologies Corp., Class A	4,005	919,788

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zendesk, Inc.	4,176	$321,051
*	Zix Corp.	2,090	11,453
#*	Zscaler, Inc.	6,657	446,552

TOTAL INFORMATION TECHNOLOGY			597,889,860

MATERIALS — (3.1%)
*	AdvanSix, Inc.	5,770	70,279
#*	AgroFresh Solutions, Inc.	3,791	7,620
#	Albemarle Corp.	19,807	1,216,744
*	Amcor, PLC	193,061	1,731,757
	American Vanguard Corp.	8,803	110,654
	AptarGroup, Inc.	20,621	2,208,097
*	Arconic Corp.	11,724	102,233
	Ashland Global Holdings, Inc.	10,742	662,674
	Avery Dennison Corp.	15,223	1,680,467
*	Axalta Coating Systems, Ltd.	108,990	2,151,463
	Balchem Corp.	8,472	756,041
	Ball Corp.	47,581	3,120,838
*	Berry Global Group, Inc.	44,824	1,783,547
	Boise Cascade Co.	14,623	457,261
	Celanese Corp.	15,108	1,255,021
	Chase Corp.	2,929	276,087
	Chemours Co. (The)	13,483	158,156
*	Clearwater Paper Corp.	2,428	58,126
*	Coeur Mining, Inc.	34,478	145,152
	Commercial Metals Co.	15,594	248,568
#	Compass Minerals International, Inc.	9,551	469,527
*	Corteva, Inc.	92,373	2,419,249
*	Crown Holdings, Inc.	29,362	1,891,206
	Domtar Corp.	8,755	204,517
*	Dow, Inc.	69,381	2,545,589
	DuPont de Nemours, Inc.	13,404	630,256
	Ecolab, Inc.	32,506	6,289,911
*	Element Solutions, Inc.	72,375	741,844
*	Ferro Corp.	22,476	224,086
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	20,293	1,864,927
*	Forterra, Inc.	4,008	32,705
	FutureFuel Corp.	5,003	51,931
*	GCP Applied Technologies, Inc.	13,183	225,693
	Graphic Packaging Holding Co.	63,486	847,538
	Greif, Inc., Class A	8,231	278,948
	Greif, Inc., Class B	1,339	53,225
	Hawkins, Inc.	1,225	45,852
	Haynes International, Inc.	347	7,669
	HB Fuller Co.	16,130	593,423
	Hecla Mining Co.	95,364	250,807
	Huntsman Corp.	55,125	926,651
*	Ingevity Corp.	6,430	333,846
	Innospec, Inc.	7,786	564,641
#	International Flavors & Fragrances, Inc.	12,455	1,631,979
	International Paper Co.	41,258	1,413,086
*	Koppers Holdings, Inc.	2,305	36,327
*	Kraton Corp.	12,901	201,385
#	Kronos Worldwide, Inc.	12,911	122,525
*	Livent Corp.	41,022	254,336
	Louisiana-Pacific Corp.	14,818	296,360
*	LSB Industries, Inc.	1,000	1,990
	LyondellBasell Industries NV, Class A	27,579	1,598,203

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	6,116	$1,163,447
	Materion Corp.	3,829	198,112
	Mercer International, Inc.	9,541	96,173
	Minerals Technologies, Inc.	8,295	365,312
	Mosaic Co. (The)	32,104	369,517
	Myers Industries, Inc.	8,836	109,213
	Neenah, Inc.	3,136	153,225
	NewMarket Corp.	3,112	1,280,401
	Newmont Corp.	15,764	937,643
	Packaging Corp. of America	10,637	1,028,066
	PH Glatfelter Co.	6,681	97,543
	PolyOne Corp.	13,903	323,801
	PPG Industries, Inc.	60,845	5,526,551
*	PQ Group Holdings, Inc.	2,891	33,882
	Rayonier Advanced Materials, Inc.	8,900	15,842
	Reliance Steel & Aluminum Co.	23,652	2,118,746
	Royal Gold, Inc.	21,206	2,598,371
	RPM International, Inc.	19,319	1,282,975
*	Ryerson Holding Corp.	4,643	21,451
	Schnitzer Steel Industries, Inc., Class A	10,435	162,369
	Scotts Miracle-Gro Co. (The)	15,624	1,937,845
	Sealed Air Corp.	37,703	1,077,929
	Sensient Technologies Corp.	8,535	407,888
	Sherwin-Williams Co. (The)	13,467	7,223,295
	Silgan Holdings, Inc.	25,977	896,206
	Sonoco Products Co.	27,900	1,362,636
	Stepan Co.	4,943	471,562
	Tecnoglass, Inc.	2,017	8,149
	Trinseo SA	9,167	187,465
#*	US Concrete, Inc.	1,620	31,072
	Valvoline, Inc.	58,037	997,656
	Vulcan Materials Co.	15,108	1,706,751
	Westlake Chemical Corp.	8,076	350,902
	WestRock Co.	23,789	765,768
	Worthington Industries, Inc.	17,536	463,652
	WR Grace & Co.	8,334	393,615

TOTAL MATERIALS			81,416,048

REAL ESTATE — (0.2%)
*	Altisource Portfolio Solutions SA	510	4,259
*	CBRE Group, Inc., Class A	72,827	3,126,463
	Consolidated-Tomoka Land Co.	572	24,041
#*	Cushman & Wakefield PLC	49,097	597,510
#*	Forestar Group, Inc.	1,437	18,954
*	FRP Holdings, Inc.	837	36,401
	Griffin Industrial Realty, Inc.	600	23,052
*	Howard Hughes Corp. (The)	4,175	226,118
	Jones Lang LaSalle, Inc.	14,574	1,538,723
*	JW Mays, Inc.	248	5,230
*	Marcus & Millichap, Inc.	6,835	198,557
#*	Maui Land & Pineapple Co., Inc.	7,404	77,372
	Newmark Group, Inc., Class A	27,848	108,050
*	Rafael Holdings, Inc., Class B	1,730	24,410
	RE/MAX Holdings, Inc., Class A	6,670	175,354
	Realogy Holdings Corp.	19,187	83,272
	RMR Group, Inc. (The), Class A	3,772	111,878
#*	St Joe Co. (The)	5,730	104,859

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
* Stratus Properties, Inc.	321	$5,383

TOTAL REAL ESTATE		6,489,886

UTILITIES — (0.9%)
American States Water Co.	9,309	738,855
American Water Works Co., Inc.	24,096	2,932,242
Atmos Energy Corp.	12,030	1,226,699
Avangrid, Inc.	9,488	407,984
California Water Service Group	14,975	672,677
Chesapeake Utilities Corp.	2,228	195,797
Clearway Energy, Inc., Class A	5,815	108,741
Clearway Energy, Inc., Class C	10,478	209,874
Consolidated Edison, Inc.	31,905	2,514,114
Consolidated Water Co., Ltd.	163	2,448
Essential Utilities, Inc.	30,038	1,255,288
Eversource Energy	43,173	3,484,061
Genie Energy, Ltd., Class B	102	804
Middlesex Water Co.	3,825	230,647
New Jersey Resources Corp.	19,841	670,229
Northwest Natural Holding Co.	6,141	399,779
ONE Gas, Inc.	10,092	804,433
Ormat Technologies, Inc.	17,854	1,114,268
SJW Group	5,528	329,082
# South Jersey Industries, Inc.	26,599	760,465
Southwest Gas Holdings, Inc.	13,412	1,016,630
Spire, Inc.	9,561	697,571
TerraForm Power, Inc., Class A	54,465	943,334
UGI Corp.	44,450	1,341,501
Unitil Corp.	2,002	100,721
York Water Co. (The)	1,961	79,068

TOTAL UTILITIES		22,237,312

TOTAL COMMON STOCKS Cost ($ 2,075,914,799)		2,530,317,313

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.216%	16,183,286	16,183,286

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	3,010,253	34,831,637

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,126,922,781)		$2,581,332,236

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$256,349,675	—	—	$256,349,675
Consumer Discretionary	348,866,642	$723	—	348,867,365
Consumer Staples	151,550,840	—	—	151,550,840
Energy	25,473,589	—	—	25,473,589
Financials	366,072,400	3,464	—	366,075,864
Health Care	382,044,158	7,343	—	382,051,501

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$291,915,373	—	—	$291,915,373
Information Technology	597,889,860	—	—	597,889,860
Materials	81,416,048	—	—	81,416,048
Real Estate	6,489,886	—	—	6,489,886
Utilities	22,237,312	—	—	22,237,312
Temporary Cash Investments	16,183,286	—	—	16,183,286
Securities Lending Collateral	—	$34,831,637	—	34,831,637

TOTAL	$2,546,489,069	$34,843,167	—	$2,581,332,236

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
	A2B Australia, Ltd.	17,255	$8,804
	Accent Group, Ltd.	106,423	80,165
	Adairs, Ltd.	73,277	74,491
#*	Afterpay, Ltd.	17,837	354,700
*	Ainsworth Game Technology, Ltd.	11,413	3,211
*	Alkane Resources, Ltd.	42,032	20,003
	ALS, Ltd.	130,994	572,032
	Altium, Ltd.	26,789	588,055
	AMA Group, Ltd.	49,486	13,526
*	AMP, Ltd.	1,064,913	982,551
	AP Eagers, Ltd.	29,034	96,073
	APA Group	62,345	440,521
	Appen, Ltd.	6,940	114,673
	ARB Corp., Ltd.	11,552	113,444
*	Ardent Leisure Group, Ltd.	46,049	10,694
	Aristocrat Leisure, Ltd.	56,540	927,244
	Atlas Arteria, Ltd.	227,593	918,417
	AUB Group, Ltd.	21,409	162,252
#	Aurelia Metals, Ltd.	163,081	33,849
	Austal, Ltd.	74,939	164,082
	Australia & New Zealand Banking Group, Ltd.	158,418	1,720,809
	Australian Ethical Investment, Ltd.	12,237	36,708
	Australian Finance Group, Ltd.	36,664	36,896
	Australian Pharmaceutical Industries, Ltd.	123,165	93,365
	Auswide Bank, Ltd.	3,218	9,098
	Baby Bunting Group, Ltd.	14,204	24,929
	Bank of Queensland, Ltd.	146,567	494,199
	Bapcor, Ltd.	81,613	259,870
	Beacon Lighting Group, Ltd.	15,582	7,276
	Bell Financial Group, Ltd.	28,791	20,802
	Bingo Industries, Ltd.	97,388	147,494
	Blackmores, Ltd.	4,830	237,076
	Boral, Ltd.	127,079	246,976
	Brambles, Ltd.	180,917	1,293,115
	Bravura Solutions, Ltd.	48,295	150,809
	Breville Group, Ltd.	22,439	253,925
	Brickworks, Ltd.	8,530	75,282
	BWX, Ltd.	33,099	77,164
	Caltex Australia, Ltd.	94,643	1,523,741
#*	Cardno, Ltd.	42,097	6,835
	Carsales.com, Ltd.	72,872	666,618
*	Castile Resources, Ltd.	6,395	688
*	Catapult Group International, Ltd.	21,211	16,552
	Cedar Woods Properties, Ltd.	23,018	63,080
	Challenger, Ltd.	252,921	805,513
#*	Champion Iron, Ltd.	43,774	56,300
#	Citadel Group, Ltd. (The)	4,449	9,900
	City Chic Collective, Ltd.	5,493	8,304
	Class, Ltd.	10,274	9,223
	Clean Seas Seafood, Ltd.	14,344	6,115
#	Clinuvel Pharmaceuticals, Ltd.	6,242	88,423
	CML Group, Ltd.	68,344	22,491
	Coca-Cola Amatil, Ltd.	109,260	608,315
	Cochlear, Ltd.	12,828	1,525,216
	Codan, Ltd.	36,432	153,265

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group, Ltd.	133,704	$1,340,760
#	Collection House, Ltd.	24,532	17,345
	Collins Foods, Ltd.	23,791	113,139
	Commonwealth Bank of Australia	124,911	5,045,965
	Computershare, Ltd.	180,153	1,417,385
#	Corporate Travel Management, Ltd.	21,698	177,637
#	Credit Corp. Group, Ltd.	10,052	107,044
	Credit Corp. Group, Ltd.	1,759	14,328
	Crown Resorts, Ltd.	30,309	194,026
	CSL, Ltd.	30,936	6,166,388
	CSR, Ltd.	144,017	346,136
	Data#3, Ltd.	43,983	109,758
	Decmil Group, Ltd.	13,977	2,006
	Dicker Data, Ltd.	14,073	63,890
	Domain Holdings Australia, Ltd.	86,188	145,946
	Domino’s Pizza Enterprises, Ltd.	10,182	380,985
	DWS, Ltd.	10,135	4,634
*	Eclipx Group, Ltd.	112,092	52,237
	Elanor Investor Group	5,923	3,494
	Elders, Ltd.	31,351	175,781
*	Emeco Holdings, Ltd.	89,549	67,476
*	EML Payments, Ltd.	96,238	173,804
	EQT Holdings, Ltd.	1,779	24,846
	Estia Health, Ltd.	35,289	34,199
#	EVENT Hospitality and Entertainment, Ltd.	14,335	71,668
	Evolution Mining, Ltd.	151,678	493,945
*	Fleetwood Corp., Ltd.	38,317	36,885
	FlexiGroup, Ltd.	71,549	41,789
	Flight Centre Travel Group, Ltd.	27,363	193,920
	Fortescue Metals Group, Ltd.	409,002	3,125,694
	Freedom Foods Group, Ltd.	19,712	55,246
#*	Galaxy Resources, Ltd.	28,503	13,983
	Genworth Mortgage Insurance Australia, Ltd.	97,139	134,290
*	Gold Road Resources, Ltd.	19,058	19,461
	GUD Holdings, Ltd.	14,479	85,947
#	GWA Group, Ltd.	76,429	137,187
	Hansen Technologies, Ltd.	35,326	64,236
#	Harvey Norman Holdings, Ltd.	103,542	185,777
	Healius, Ltd.	132,352	221,366
#	Helloworld Travel, Ltd.	2,504	2,821
	HT&E, Ltd.	69,162	50,262
#	HUB24, Ltd.	6,184	38,884
	Huon Aquaculture Group, Ltd.	3,674	8,795
	IGO, Ltd.	141,592	429,544
	Iluka Resources, Ltd.	70,153	347,962
	Imdex, Ltd.	131,514	91,136
	Imugene, Ltd.	1,293,602	22,326
	Infigen Energy	410,061	156,912
	Infomedia, Ltd.	90,028	94,096
	Insurance Australia Group, Ltd.	229,522	857,565
*	Intega Group, Ltd.	42,097	7,382
	Integral Diagnostics, Ltd.	21,732	45,634
#	Integrated Research, Ltd.	29,009	59,112
#	InvoCare, Ltd.	23,676	158,331
*	ioneer, Ltd.	197,318	17,088
	IOOF Holdings, Ltd.	45,615	127,346
	IPH, Ltd.	16,637	79,573
	IRESS, Ltd.	65,043	474,434
*	iSelect, Ltd.	14,507	2,151

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	iSentia Group, Ltd.	11,748	$1,129
	IVE Group, Ltd.	31,659	13,627
	James Hardie Industries P.L.C.	70,949	1,018,515
#	Japara Healthcare, Ltd.	60,696	19,618
#	JB Hi-Fi, Ltd.	51,169	1,156,798
	Johns Lyng Group, Ltd.	16,885	26,519
#	Jumbo Interactive, Ltd.	3,096	24,318
	Jupiter Mines, Ltd.	210,857	37,044
#*	Karoon Energy, Ltd.	195,371	68,899
#	Kogan.com, Ltd.	3,003	15,493
	LendLease Group	80,229	639,091
	LendLease Group	13,973	112,544
	Lifestyle Communities, Ltd.	18,152	87,945
	Link Administration Holdings, Ltd.	272,054	663,823
#	Lovisa Holdings, Ltd.	11,914	56,822
	Lycopodium, Ltd.	4,037	11,545
#*	Lynas Corp., Ltd.	138,897	155,515
	MACA, Ltd.	80,843	38,548
	Macmahon Holdings, Ltd.	458,170	65,602
	Macquarie Group, Ltd.	35,150	2,328,456
*	Macquarie Telecom Group, Ltd.	851	14,976
	Magellan Financial Group, Ltd.	34,708	1,136,917
	McMillan Shakespeare, Ltd.	35,589	153,732
	McPherson’s, Ltd.	37,195	63,440
	Medibank Pvt, Ltd.	1,017,217	1,781,978
*	Medusa Mining, Ltd.	27,561	11,986
#*	Mesoblast, Ltd.	49,950	106,614
#*	Metals X, Ltd.	37,047	1,907
	Metcash, Ltd.	515,283	831,122
	Michael Hill International, Ltd.	11,133	2,536
#	Mineral Resources, Ltd.	50,388	543,074
#*	MMA Offshore, Ltd.	57,644	2,959
	MNF Group, Ltd.	4,580	13,802
	Moelis Australia, Ltd.	1,893	2,821
	Monadelphous Group, Ltd.	37,907	275,559
	Monash IVF Group, Ltd.	56,998	21,846
	Monash IVF Group, Ltd.	37,250	14,443
#	Money3 Corp., Ltd.	40,376	41,401
	Mortgage Choice, Ltd.	17,757	7,955
	Mount Gibson Iron, Ltd.	167,974	68,726
#*	Myer Holdings, Ltd.	113,042	14,530
	MyState, Ltd.	14,331	36,513
	National Australia Bank, Ltd.	288,490	3,161,123
	National Australia Bank, Ltd.	20,683	228,588
	Navigator Global Investments, Ltd.	42,354	35,781
	Netwealth Group, Ltd.	22,543	110,443
	Newcrest Mining, Ltd.	16,421	294,698
	nib holdings, Ltd.	176,824	565,081
#	Nick Scali, Ltd.	24,435	72,705
	Nine Entertainment Co. Holdings, Ltd.	586,168	539,203
	Northern Star Resources, Ltd.	147,760	1,193,173
	NRW Holdings, Ltd.	80,653	88,231
#*	Nufarm, Ltd.	132,937	451,480
	Objective Corp., Ltd.	7,029	27,710
	OM Holdings, Ltd.	12,020	2,715
	Omni Bridgeway, Ltd.	43,274	112,863
*	Onevue Holdings, Ltd.	67,609	9,897
	oOh!media, Ltd.	165,742	109,694
	Orica, Ltd.	30,047	348,205

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Orora, Ltd.	328,311	$545,607
	Over the Wire Holdings, Ltd.	3,409	6,376
	OZ Minerals, Ltd.	113,447	653,934
	Pacific Current Group, Ltd.	24,203	76,342
*	Pact Group Holdings, Ltd.	95,712	118,396
	Paragon Care, Ltd.	15,431	1,669
	Peet, Ltd.	170,712	81,601
	Pendal Group, Ltd.	82,654	293,541
	Perenti Global, Ltd.	266,230	156,539
#	Perpetual, Ltd.	11,851	230,367
*	Perseus Mining, Ltd.	136,097	82,248
#	Pioneer Credit, Ltd.	5,734	918
	Platinum Asset Management, Ltd.	59,485	134,325
#*	Praemium, Ltd.	32,007	7,430
	Premier Investments, Ltd.	19,174	192,164
*	Prime Media Group, Ltd.	65,486	4,202
	Pro Medicus, Ltd.	14,056	236,582
	Propel Funeral Partners, Ltd.	6,597	11,594
	PWR Holdings, Ltd.	9,899	24,769
	QBE Insurance Group, Ltd.	188,717	1,021,875
	Qube Holdings, Ltd.	121,707	175,276
#	Ramelius Resources, Ltd.	127,762	108,562
	Ramsay Health Care, Ltd.	30,049	1,220,337
#	REA Group, Ltd.	9,090	520,120
	Reckon, Ltd.	5,948	2,319
#	Reece, Ltd.	34,416	196,688
	Regis Healthcare, Ltd.	41,808	40,412
	Regis Resources, Ltd.	61,978	177,218
*	Reject Shop, Ltd. (The)	3,970	9,273
	Reliance Worldwide Corp., Ltd.	223,501	393,195
#*	Resolute Mining, Ltd.	135,921	80,980
#	Rhipe, Ltd.	11,565	12,853
	Rio Tinto, Ltd.	9,350	526,977
*	RPMGlobal Holdings, Ltd.	20,564	13,201
	Sandfire Resources, Ltd.	73,383	212,978
*	Saracen Mineral Holdings, Ltd.	113,838	312,212
	Seek, Ltd.	98,673	1,101,612
	Servcorp, Ltd.	11,029	18,752
	Service Stream, Ltd.	118,480	150,750
#	Seven Group Holdings, Ltd.	35,927	353,287
#*	Seven West Media, Ltd.	246,158	13,540
	SG Fleet Group, Ltd.	20,591	17,915
	Sigma Healthcare, Ltd.	201,340	79,035
*	Silver Lake Resources, Ltd.	85,282	105,335
	Sims Metal Management, Ltd., Sponsored ADR	819	3,604
#	Sims, Ltd.	95,028	427,194
	SmartGroup Corp., Ltd.	14,052	49,118
*	SolGold P.L.C.	103,298	35,613
#	Sonic Healthcare, Ltd.	41,654	735,620
	Southern Cross Media Group, Ltd.	520,980	47,058
	SRG Global, Ltd.	57,132	9,489
	St Barbara, Ltd.	132,309	217,774
	Star Entertainment Grp, Ltd. (The)	170,014	333,306
	Steadfast Group, Ltd.	116,566	230,181
	Suncorp Group, Ltd.	164,946	980,579
#	Sunland Group, Ltd.	10,665	8,136
#	Super Retail Group, Ltd.	33,041	134,800
#*	Superloop, Ltd.	19,932	10,139
	Sydney Airport	74,003	301,443

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Syrah Resources, Ltd.	20,646	$3,090
	Tabcorp Holdings, Ltd.	631,256	1,316,088
	Tassal Group, Ltd.	51,172	124,818
	Technology One, Ltd.	77,271	474,022
*	Thorn Group, Ltd.	17,790	1,624
*	Tiger Resources, Ltd.	41,785	8
	TPG Telecom, Ltd.	61,955	295,631
	Transurban Group	216,745	1,932,231
	Treasury Wine Estates, Ltd.	120,307	791,302
#	Virtus Health, Ltd.	13,263	26,402
	Vita Group, Ltd.	31,300	22,098
	Viva Energy Group, Ltd.	339,522	317,321
*	Vocus Group, Ltd.	74,050	147,002
#	Webjet, Ltd.	33,562	65,805
	Wesfarmers, Ltd.	61,150	1,485,299
	Western Areas, Ltd.	92,696	130,665
*	Westgold Resources, Ltd.	90,458	118,837
	Westpac Banking Corp.	379,997	3,953,543
#	Westpac Banking Corp., Sponsored ADR	12,660	132,044
	WiseTech Global, Ltd.	11,338	135,014
	Woolworths Group, Ltd.	81,912	1,895,601
	Worley, Ltd.	141,812	821,977
	WPP AUNZ, Ltd.	117,442	18,943
*	Xero, Ltd.	10,814	552,876

TOTAL AUSTRALIA			87,618,995

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	37,993
	ANDRITZ AG	27,149	892,049
	CA Immobilien Anlagen AG	17,925	569,070
	DO & CO AG	711	35,465
	Erste Group Bank AG	13,436	291,196
	FACC AG	2,711	21,715
	Flughafen Wien AG	1,870	54,573
	IMMOFINANZ AG	14,671	270,901
#	Lenzing AG	1,020	58,299
	Mayr Melnhof Karton AG	2,933	402,929
#	Oesterreichische Post AG	10,635	400,786
	Palfinger AG	3,765	81,364
	POLYTEC Holding AG	633	3,580
#	Porr AG	1,946	33,474
	Raiffeisen Bank International AG	50,122	865,109
#	Rosenbauer International AG	1,549	54,722
	S IMMO AG	8,477	157,400
#	S&T AG	11,559	254,578
	Schoeller-Bleckmann Oilfield Equipment AG	2,586	76,407
#*	Semperit AG Holding	1,318	16,399
	Strabag SE	3,193	89,395
	UBM Development AG	1,049	41,196
	UNIQA Insurance Group AG	39,836	268,575
	Verbund AG	6,109	276,601
	Vienna Insurance Group AG Wiener Versicherung Gruppe	17,827	356,330
	Wienerberger AG	7,824	146,538
*	Zumtobel Group AG	9,377	60,572

TOTAL AUSTRIA			5,817,216

BELGIUM — (1.1%)
	Ageas	46,619	1,680,341

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	AGFA-Gevaert NV	41,929	$166,094
*	Argenx SE, ADR	1,505	220,467
	Atenor	345	25,893
	Banque Nationale de Belgique	8	17,874
	Barco NV	4,189	668,245
	Bekaert SA	16,523	349,309
#*	Biocartis NV	1,000	5,465
	bpost SA	38,773	270,541
	Cie d’Entreprises CFE	3,011	233,688
	Colruyt SA	22,440	1,344,864
	Deceuninck NV	9,767	14,874
	D’ieteren SA	7,659	383,826
	Econocom Group SA	42,960	82,686
	Elia Group SA	9,036	1,038,985
	EVS Broadcast Equipment SA	2,905	44,381
#*	Exmar NV	1,527	7,451
	Fagron	19,167	432,177
*	Galapagos NV	1,355	299,203
*	Galapagos NV	817	180,497
#*	Galapagos NV, Sponsored ADR	491	108,241
	Gimv NV	7,250	398,313
#	Immobel SA	3,531	266,495
	Jensen-Group NV	1,156	29,011
	KBC Group NV	28,974	1,571,576
	Kinepolis Group NV	2,000	75,303
	Lotus Bakeries NV	54	164,035
#	Melexis NV	5,690	346,084
	Ontex Group NV	26,241	478,508
	Orange Belgium SA	14,983	249,237
*	Oxurion NV	5,875	18,193
	Picanol	86	5,380
	Proximus SADP	79,116	1,688,606
	Recticel SA	12,958	97,355
	Resilux	110	16,493
	Roularta Media Group NV	245	3,708
	Sioen Industries NV	1,156	24,281
	Telenet Group Holding NV	12,366	516,490
*	Tessenderlo Group SA	9,945	277,693
	UCB SA	35,783	3,279,115
#	Umicore SA	66,751	2,893,021
	Van de Velde NV	2,854	72,114

TOTAL BELGIUM			20,046,113

CANADA — (7.3%)
#*	5N Plus, Inc.	31,797	38,834
	Absolute Software Corp.	13,600	104,446
	Acadian Timber Corp.	2,500	25,216
	Aecon Group, Inc.	19,264	211,607
#*	Africa Oil Corp.	13,871	10,762
#	AG Growth International, Inc.	2,900	55,085
	AGF Management, Ltd., Class B	18,418	56,897
	Agnico Eagle Mines, Ltd.	6,706	391,824
	Agnico Eagle Mines, Ltd.	5,795	340,051
*	Aimia, Inc.	40,823	73,906
	AirBoss of America Corp.	4,300	43,712
*	Alacer Gold Corp.	51,456	263,943
	Alamos Gold, Inc., Class A	38,580	310,702
#	Alamos Gold, Inc., Class A	48,744	393,367
#	Alaris Royalty Corp.	9,789	71,310

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Alcanna, Inc.	5,628	$10,108
*	Alexco Resource Corp.	5,397	8,724
	Algoma Central Corp.	1,600	11,035
	Algonquin Power & Utilities Corp.	82,959	1,150,263
	Algonquin Power & Utilities Corp.	9,626	133,320
	Alimentation Couche-Tard, Inc., Class B	126,739	3,536,436
#	AltaGas, Ltd.	53,056	634,255
	Altus Group, Ltd.	7,075	213,630
	Andrew Peller, Ltd., Class A	9,100	61,780
#*	Aphria, Inc.	9,300	33,387
*	Argonaut Gold, Inc.	60,900	63,440
*	Aritzia, Inc.	28,727	341,971
#*	Asanko Gold, Inc.	10,852	12,240
*	ATS Automation Tooling Systems, Inc.	13,150	195,084
#*	Aurora Cannabis, Inc.	32,075	23,504
	AutoCanada, Inc.	2,455	11,552
	B2Gold Corp.	186,891	945,230
	B2Gold Corp.	215,095	1,088,381
#	Badger Daylighting, Ltd.	12,035	261,546
	Bank of Montreal 063671101	26,327	1,340,044
	Bank of Montreal 2076009	25,415	1,292,158
	Bank of Nova Scotia (The)	92,027	3,689,146
#	Bank of Nova Scotia (The)	42,323	1,698,845
	Barrick Gold Corp.	1,016	26,153
	Barrick Gold Corp.	141,048	3,627,755
	Barrick Gold Corp.	13,245	345,395
*	Bausch Health Cos., Inc.	5,662	102,595
	BCE, Inc.	4,008	162,081
#	BCE, Inc.	15,082	609,916
#	Bird Construction, Inc.	13,800	51,355
#*	BlackBerry, Ltd.	57,656	246,041
#*	BlackBerry, Ltd.	73,264	313,570
	BMTC Group, Inc.	1,803	8,692
*	Bombardier, Inc., Class B	51,124	17,997
	Boralex, Inc., Class A	41,088	795,518
	Bridgemarq Real Estate Services	1,000	7,335
	BRP, Inc.	8,987	268,974
	BRP, Inc.	2,100	62,496
	CAE, Inc.	47,504	784,936
	CAE, Inc.	55,613	920,951
#*	Calfrac Well Services, Ltd.	6,016	951
	Calian Group, Ltd.	2,800	91,325
	Cameco Corp.	32,176	319,922
	Cameco Corp.	72,214	719,251
	Canaccord Genuity Group, Inc.	32,340	125,229
#*	Canada Goose Holdings, Inc.	6,300	150,445
#*	Canada Goose Holdings, Inc.	9,772	233,062
#	Canadian Imperial Bank of Commerce	45,712	2,708,665
	Canadian Imperial Bank of Commerce	21,605	1,283,553
#	Canadian Tire Corp., Ltd., Class A	21,914	1,537,656
	Canadian Western Bank	13,782	218,124
*	Canfor Corp.	17,314	120,655
	Canfor Pulp Products, Inc.	12,900	64,317
#*	Canopy Growth Corp.	6,700	106,857
#*	Canopy Growth Corp.	7,400	118,400
	CanWel Building Materials Group, Ltd.	6,923	17,408
*	Capstone Mining Corp.	19,300	7,487
	Cascades, Inc.	23,997	240,151
	CCL Industries, Inc., Class B	42,435	1,326,446

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc.	12,726	$79,283
*	Celestica, Inc.	10,522	65,689
	Centerra Gold, Inc.	65,507	523,790
	Cervus Equipment Corp.	4,800	21,553
#	CES Energy Solutions Corp.	67,953	57,118
*	CGI, Inc.	29,764	1,904,003
*	CGI, Inc.	20,323	1,296,076
#	Chesswood Group, Ltd.	1,100	4,663
#*	China Gold International Resources Corp., Ltd.	34,632	16,919
	CI Financial Corp.	87,586	930,635
#	Cineplex, Inc.	16,175	193,363
#	Clearwater Seafoods, Inc.	3,100	11,336
	Cogeco Communications, Inc.	7,025	519,374
	Cogeco, Inc.	2,229	137,412
	Colliers International Group, Inc.	4,681	256,893
	Colliers International Group, Inc.	8,051	442,805
#	Computer Modelling Group, Ltd.	33,554	112,815
	Constellation Software, Inc.	2,445	2,351,166
#*	Copper Mountain Mining Corp.	14,100	4,710
	Corby Spirit and Wine, Ltd.	4,000	46,812
	Corus Entertainment, Inc., Class B	90,369	205,805
*	CRH Medical Corp.	36,301	74,587
*	CRH Medical Corp.	3,300	6,798
#*	Denison Mines Corp.	45,000	19,397
*	Descartes Systems Group, Inc. (The)	600	25,221
*	Descartes Systems Group, Inc. (The)	7,300	307,184
#*	DIRTT Environmental Solutions	4,500	5,367
	Dollarama, Inc.	32,616	1,023,036
	Dorel Industries, Inc., Class B	5,728	11,481
	DREAM Unlimited Corp., Class A	23,648	148,995
	Dundee Precious Metals, Inc.	16,725	77,981
	ECN Capital Corp.	80,062	227,196
*	EcoSynthetix, Inc.	10,000	13,650
	E-L Financial Corp., Ltd.	600	296,761
*	Eldorado Gold Corp.	38,946	371,282
*	Eldorado Gold Corp.	12,039	114,009
	Element Fleet Management Corp.	146,207	1,078,736
	Empire Co., Ltd., Class A	48,998	1,081,726
	Enbridge, Inc.	34,257	1,049,659
	Enbridge, Inc.	51,016	1,565,171
#*	Endeavour Mining Corp.	23,846	429,301
#*	Endeavour Silver Corp.	13,413	21,778
	Enerflex, Ltd.	47,080	177,571
#*	Energy Fuels, Inc.	205	364
	Enghouse Systems, Ltd.	11,900	445,839
#	Ensign Energy Services, Inc.	27,178	12,106
	Equitable Group, Inc.	1,900	92,819
*	ERO Copper Corp.	15,456	176,773
*	Essential Energy Services Trust	12,100	1,217
	Evertz Technologies, Ltd.	8,230	89,162
	Exco Technologies, Ltd.	6,124	28,685
#	Extendicare, Inc.	14,600	64,612
	Fairfax Financial Holdings, Ltd.	4,962	1,345,420
	Fiera Capital Corp.	15,500	100,219
	Finning International, Inc.	57,042	724,115
	Firm Capital Mortgage Investment Corp.	4,200	33,281
#*	First Majestic Silver Corp.	8,237	66,514
#*	First Majestic Silver Corp.	7,400	59,718
	First National Financial Corp.	2,500	57,455

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	First Quantum Minerals, Ltd.	67,784	$413,925
	FirstService Corp.	6,501	562,857
	FirstService Corp.	4,815	416,312
#*	Fission Uranium Corp.	18,500	4,187
#*	Fortuna Silver Mines, Inc.	43,326	130,107
	Gamehost, Inc.	900	3,097
#*	GDI Integrated Facility Services, Inc.	3,500	72,995
*	Gear Energy, Ltd.	26,600	4,873
#	Genworth MI Canada, Inc.	14,538	358,450
	George Weston, Ltd.	24,597	1,744,824
	Gibson Energy, Inc.	53,836	766,958
#	GMP Capital, Inc.	20,837	19,461
#	goeasy, Ltd.	1,700	54,299
	GoldMoney, Inc.	13,300	25,225
#*	Great Canadian Gaming Corp.	13,700	266,825
	Great-West Lifeco, Inc.	38,890	640,367
	Guardian Capital Group, Ltd., Class A	4,250	63,447
*	Guyana Goldfields, Inc.	21,834	9,725
	Hardwoods Distribution, Inc.	3,900	33,146
*	Headwater Exploration, Inc.	21,500	19,307
*	Heroux-Devtek, Inc.	5,777	46,442
#	High Liner Foods, Inc.	1,530	7,013
	HLS Therapeutics, Inc.	2,100	27,910
*	Home Capital Group, Inc.	18,500	247,606
#	Horizon North Logistics, Inc.	14,000	4,627
	Hudbay Minerals, Inc.	15,613	38,252
	Hudbay Minerals, Inc.	64,431	157,380
	Hydro One, Ltd.	56,529	1,025,031
	iA Financial Corp., Inc.	48,472	1,573,655
*	IAMGOLD Corp.	80,946	283,205
*	IAMGOLD Corp.	30,334	106,472
*	IBI Group, Inc.	11,900	36,505
	IGM Financial, Inc.	34,200	724,319
*	Imperial Metals Corp.	2,300	2,908
*	Indigo Books & Music, Inc.	1,191	1,814
	Information Services Corp.	2,743	28,081
	Innergex Renewable Energy, Inc.	58,333	782,830
	Intact Financial Corp.	11,813	1,124,227
	Inter Pipeline, Ltd.	23,499	196,507
*	Interfor Corp.	16,742	98,748
*	Intertain Group, Ltd. (The)	1,300	11,189
	Intertape Polymer Group, Inc.	25,100	246,321
	Invesque, Inc.	4,700	13,254
#*	IPL Plastics, Inc.	1,800	5,819
*	Ivanhoe Mines, Ltd., Class A	93,358	195,844
	Jamieson Wellness, Inc.	9,874	223,237
#	Just Energy Group, Inc.	16,822	7,735
	K-Bro Linen, Inc.	900	17,451
	Keyera Corp.	21,257	315,354
*	Kinaxis, Inc.	3,980	400,073
*	Kinross Gold Corp.	298,651	1,971,768
*	Kinross Gold Corp.	106,246	702,286
	Kirkland Lake Gold, Ltd.	34,944	1,444,520
	Kirkland Lake Gold, Ltd.	3,908	161,869
*	Knight Therapeutics, Inc.	23,582	128,588
	KP Tissue, Inc.	1,100	7,855
	Labrador Iron Ore Royalty Corp.	9,100	129,052
	Lassonde Industries, Inc., Class A	600	60,679
#	Laurentian Bank of Canada	6,444	143,930

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Leon’s Furniture, Ltd.	11,036	$105,052
	Linamar Corp.	9,576	230,052
	Loblaw Cos., Ltd.	27,057	1,331,509
	Logistec Corp., Class B	600	12,932
#	Lucara Diamond Corp.	75,030	28,029
*	Lundin Gold, Inc.	8,600	64,070
	Lundin Mining Corp.	113,400	555,615
	Magellan Aerospace Corp.	3,300	15,197
	Magna International, Inc.	8,200	319,529
	Magna International, Inc.	56,739	2,214,523
*	Mainstreet Equity Corp.	540	22,497
	Martinrea International, Inc.	20,800	125,671
*	Mav Beauty Brands, Inc.	1,700	3,175
	Mediagrif Interactive Technologies, Inc.	1,302	5,930
	Melcor Developments, Ltd.	3,500	17,576
	Metro, Inc.	39,942	1,643,349
	Morguard Corp.	1,253	132,326
	Morneau Shepell, Inc.	15,209	367,673
#*	Mountain Province Diamonds, Inc.	5,600	1,770
#	MTY Food Group, Inc.	1,707	29,491
	Mullen Group, Ltd.	27,221	113,034
	National Bank of Canada	120,580	4,863,222
	Neo Performance Materials, Inc.	3,000	15,992
#*	New Gold, Inc.	108,698	89,023
#	NFI Group, Inc.	12,878	147,288
	Norbord, Inc.	4,800	77,865
	Norbord, Inc.	4,516	73,114
	North American Construction Group, Ltd.	16,830	84,823
	North West Co., Inc. (The)	21,305	402,544
*	Novagold Resources, Inc.	8,500	95,115
*	Novagold Resources, Inc.	2,600	29,176
	Nutrien, Ltd.	8,946	319,462
	OceanaGold Corp.	201,841	307,413
	Open Text Corp.	9,500	358,993
	Open Text Corp.	29,850	1,132,807
	Osisko Gold Royalties, Ltd.	21,554	196,811
	Osisko Gold Royalties, Ltd.	15,112	138,275
*	Osisko Mining, Inc.	6,095	15,326
	Pan American Silver Corp.	8,533	181,463
#	Pan American Silver Corp.	47,708	1,013,320
#	Park Lawn Corp.	3,070	48,125
#	Parkland Fuel Corp.	82,198	1,944,596
	Pason Systems, Inc.	45,541	247,671
	Pembina Pipeline Corp.	1,612	36,973
	Pembina Pipeline Corp.	64,215	1,473,092
*	Photon Control, Inc.	13,400	9,434
*	PHX Energy Services Corp.	2,100	1,026
	Pinnacle Renewable Energy, Inc.	3,100	15,567
	Pizza Pizza Royalty Corp.	3,756	23,530
*	Points International, Ltd.	2,429	23,707
	Polaris Infrastructure, Inc.	6,700	59,927
	Pollard Banknote, Ltd.	1,300	14,103
#*	Precision Drilling Corp.	66,846	36,017
*	Precision Drilling Corp.	12,221	6,722
#*	Premier Gold Mines, Ltd.	36,029	44,779
#	Premium Brands Holdings Corp.	5,547	334,506
#*	Pretium Resources, Inc.	7,900	60,277
*	Pretium Resources, Inc.	10,824	82,660
	Quarterhill, Inc.	37,800	47,523

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Quebecor, Inc., Class B	45,480	$990,336
#*	Questerre Energy Corp., Class A	7,500	754
*	Real Matters, Inc.	23,445	268,819
#	Recipe Unlimited Corp.	2,400	22,846
	Reitmans Canada, Ltd., Class A	4,300	1,004
	Restaurant Brands International, Inc.	6,200	302,439
	Restaurant Brands International, Inc.	16,764	826,465
	Richelieu Hardware, Ltd.	14,953	284,031
	Ritchie Bros Auctioneers, Inc.	5,562	239,390
	Ritchie Bros Auctioneers, Inc.	23,789	1,025,068
	Rocky Mountain Dealerships, Inc.	4,200	13,276
	Rogers Communications, Inc., Class B	14,000	586,372
	Rogers Communications, Inc., Class B	28,808	1,204,751
#	Rogers Sugar, Inc.	13,200	44,381
*	Roxgold, Inc.	20,000	17,960
	Royal Bank of Canada 2754383	94,931	5,839,967
	Royal Bank of Canada 780087102	79,396	4,890,000
	Russel Metals, Inc.	15,715	170,252
*	Sabina Gold & Silver Corp.	10,300	14,503
#*	Sandstorm Gold, Ltd.	26,231	203,712
	Saputo, Inc.	9,564	240,483
#	Savaria Corp.	6,400	52,646
#	Secure Energy Services, Inc.	57,057	51,238
*	SEMAFO, Inc.	77,274	194,302
	Shaw Communications, Inc., Class B	32,143	524,421
#	Shaw Communications, Inc., Class B	76,975	1,257,002
#	ShawCor, Ltd.	23,000	33,708
*	Shopify, Inc., Class A	2,505	1,583,886
#	Sienna Senior Living, Inc.	8,300	79,008
#*	Sierra Wireless, Inc.	3,326	31,206
#*	Sierra Wireless, Inc.	8,319	78,032
	Sleep Country Canada Holdings, Inc.	17,205	162,786
#	SNC-Lavalin Group, Inc.	54,851	1,011,549
#*	Spin Master Corp.	10,865	157,205
#	Sprott, Inc.	15,700	38,462
*	SSR Mining, Inc.	5,994	105,028
*	SSR Mining, Inc.	28,100	491,469
	Stantec, Inc.	31,658	933,171
#	Stantec, Inc.	8,460	249,824
*	Stars Group, Inc. (The)	8,992	250,842
#*	Stars Group, Inc. (The)	13,467	376,537
#	Stelco Holdings, Inc.	5,170	24,440
	Stella-Jones, Inc.	28,343	706,564
*	Storm Resources, Ltd.	22,900	21,387
	Sun Life Financial, Inc.	20,011	685,890
	Sun Life Financial, Inc.	21,137	726,056
#*	SunOpta, Inc.	5,100	14,363
#	Superior Plus Corp.	85,262	605,186
*	Taseko Mines, Ltd.	5,100	1,795
	TELUS Corp.	9,416	153,895
*	TeraGo, Inc.	1,600	6,724
*	Teranga Gold Corp.	4,340	30,057
	TerraVest Industries, Inc.	3,300	36,391
#*	Tervita Corp.	819	1,876
	TFI International, Inc.	21,982	609,580
	Thomson Reuters Corp.	4,883	344,032
	Thomson Reuters Corp.	6,702	472,558
#	Tidewater Midstream and Infrastructure, Ltd.	24,657	10,097
	Timbercreek Financial Corp.	26,030	147,172

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	TMAC Resources, Inc.	3,200	$3,402
	TMX Group, Ltd.	3,726	322,798
*	Torex Gold Resources, Inc.	20,300	288,906
	Toromont Industries, Ltd.	28,064	1,318,571
	Toronto-Dominion Bank (The)	61,496	2,569,494
	Toronto-Dominion Bank (The)	64,586	2,697,757
	Total Energy Services, Inc.	16,870	20,240
	Transcontinental, Inc., Class A	16,600	150,383
	TransGlobe Energy Corp.	3,755	2,239
#*	Trevali Mining Corp.	30,400	2,293
#*	Trican Well Service, Ltd.	145,160	60,486
#	Tricon Capital Group, Inc.	43,980	255,611
*	Trisura Group, Ltd.	600	17,535
*	Turquoise Hill Resources, Ltd.	238,424	116,476
	Uni-Select, Inc.	7,819	23,930
	VersaBank	2,200	8,803
	Wajax Corp.	7,400	46,199
	Wall Financial Corp.	300	4,992
*	Wesdome Gold Mines Ltd.	21,000	160,825
	West Fraser Timber Co., Ltd.	15,793	439,542
#	Western Forest Products, Inc.	106,053	70,857
	Wheaton Precious Metals Corp.	43,448	1,640,596
#*	WildBrain, Ltd.	18,132	11,463
	Winpak, Ltd.	4,811	160,200
	WSP Global, Inc.	24,425	1,639,096
	Yamana Gold, Inc.	202,845	955,971
	Yamana Gold, Inc.	47,495	222,277
#*	Yangarra Resources, Ltd.	5,600	2,012
#*	Yellow Pages, Ltd.	6,064	41,125

TOTAL CANADA			139,900,094

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	29,250	9,304
	CITIC Telecom International Holdings, Ltd.	226,000	83,628
*	Hanfeng Evergreen, Inc.	2,300	0
	K Wah International Holdings, Ltd.	236,000	108,142
#*	Leyou Technologies Holdings, Ltd.	315,000	93,918
*	Meituan Dianping, Class B	59,800	800,667
	TK Group Holdings, Ltd.	52,000	16,065

TOTAL CHINA			1,111,724

DENMARK — (2.5%)
*	Agat Ejendomme A.S.	6,708	1,940
*	ALK-Abello A.S.	1,357	345,193
	Alm Brand A.S.	21,070	165,112
	Ambu A.S., Class B	26,770	838,497
#*	Bang & Olufsen A.S.	6,371	19,839
*	BankNordik P/F	744	11,011
*	Bavarian Nordic A.S.	3,967	93,470
*	Brodrene Hartmann A.S.	226	9,929
	Carlsberg A.S., Class B	7,227	911,707
#	Chr Hansen Holding A.S.	24,643	2,124,810
	Coloplast A.S., Class B	14,486	2,284,788
*	Columbus A.S.	6,523	7,202
*	D/S Norden A.S.	6,475	91,006
*	Danske Bank A.S.	102,939	1,222,202
#*	Demant A.S.	34,795	831,872
*	Drilling Co. of 1972 A.S. (The)	583	13,717

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	DSV Panalpina A.S.	579	$60,132
*	FLSmidth & Co. A.S.	6,922	182,181
*	Genmab A.S.	6,386	1,535,096
	GN Store Nord A.S.	33,366	1,522,702
#	H Lundbeck A.S.	35,153	1,282,583
#*	H+H International A.S., Class B	1,880	24,702
#*	ISS A.S.	36,166	537,691
*	Jeudan A.S.	930	31,611
*	Jyske Bank A.S.	20,310	548,226
	Matas A.S.	14,681	99,565
*	Netcompany Group A.S.	8,141	420,585
*	Nilfisk Holding A.S.	7,602	107,676
#*	NKT A.S.	2,878	64,705
	NNIT A.S.	5,720	97,924
	Novo Nordisk A.S., Sponsored ADR	14,665	928,734
	Novo Nordisk A.S., Class B	273,853	17,469,085
	Novozymes A.S., Class B	35,995	1,765,792
	Orsted A.S.	18,012	1,819,400
	Pandora A.S.	48,757	1,733,727
*	Parken Sport & Entertainment A.S.	758	8,019
	Per Aarsleff Holding A.S.	7,318	214,864
	Ringkjoebing Landbobank A.S.	5,368	336,999
#*	Royal Unibrew A.S.	22,861	1,768,670
#	RTX A.S.	2,621	70,586
	Schouw & Co., A.S.	2,836	203,407
	SimCorp A.S.	10,658	984,467
#	Solar A.S., Class B	3,406	118,588
*	Spar Nord Bank A.S.	14,753	102,824
	Sydbank A.S.	8,954	147,950
#*	Tivoli A.S.	451	43,416
	Topdanmark A.S.	17,420	703,198
	Tryg A.S.	19,240	513,127
#	Vestas Wind Systems A.S.	37,216	3,195,854
#*	Vestjysk Bank A.S.	80,297	34,335
*	Zealand Pharma A.S.	8,046	279,710

TOTAL DENMARK			47,930,426

FINLAND — (1.8%)
	Ahlstrom-Munksjo Oyj	9,091	126,356
	Aktia Bank Oyj	19,393	163,564
	Alma Media Oyj	11,511	101,980
	Altia Oyj	9,107	76,383
	Asiakastieto Group Oyj	3,129	109,867
#	Aspo Oyj	7,277	51,345
#*	BasWare Oyj	1,360	36,361
#	Bittium Oyj	1,503	9,198
#	Cargotec Oyj, Class B	13,989	305,222
	Caverion Oyj	43,041	245,289
#	Citycon Oyj	10,844	71,627
	Digia Oyj	6,198	31,514
	Elisa Oyj	32,879	1,997,999
#	Fiskars Oyj Abp	7,258	83,583
*	F-Secure Oyj	24,377	73,394
	Huhtamaki Oyj	36,068	1,346,204
	Ilkka-Yhtyma Oyj	2,760	9,857
	Kamux Corp.	7,138	55,246
	Kemira Oyj	28,360	341,172
	Kesko Oyj, Class A	53,584	872,304
	Kesko Oyj, Class B	119,180	1,941,931

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Kojamo Oyj	21,006	$377,710
	Kone Oyj, Class B	46,857	2,837,382
	Konecranes Oyj	14,094	305,899
	Lassila & Tikanoja Oyj	12,490	174,822
#*	Lehto Group Oyj	2,244	3,513
	Metsa Board Oyj	38,283	266,655
	Metso Oyj	29,888	829,216
	Neste Oyj	99,198	3,503,228
#	Nokia Oyj	212,242	765,119
	Nokia Oyj	4,241	15,471
#	Nokian Renkaat Oyj	21,052	447,257
	Nordea Bank Abp	126,848	813,595
	Nordea Bank Abp	474,244	3,034,283
	Olvi Oyj, Class A	2,822	119,168
	Oriola Oyj, Class A	365	852
	Oriola Oyj, Class B	60,903	139,983
	Orion Oyj, Class A	5,168	255,376
	Orion Oyj, Class B	22,556	1,146,258
#	Outokumpu Oyj	123,322	328,021
#	Outotec Oyj	44,838	186,884
*	Pihlajalinna Oyj	935	15,258
#	Ponsse Oyj	4,349	112,420
*	QT Group Oyj	2,719	67,883
	Raisio Oyj, Class V	25,934	96,252
#	Revenio Group Oyj	4,236	114,769
	Rovio Entertainment Oyj	6,030	36,079
	Sampo Oyj, Class A	60,020	1,989,509
	Sanoma Oyj	35,518	320,691
#*	Stockmann Oyj Abp, Class B	4,541	3,474
	Stora Enso Oyj, Class R	166,447	1,958,175
	Teleste Oyj	1,086	4,629
*	Terveystalo Oyj	23,103	241,734
	TietoEVRY Oyj	15,840	385,967
	Tikkurila Oyj	14,731	192,677
	Tokmanni Group Corp.	17,345	210,997
#	UPM-Kymmene Oyj	55,197	1,513,787
	Uponor Oyj	18,454	206,923
	Vaisala Oyj, Class A	7,386	233,921
#	Valmet Oyj	61,103	1,397,368
#	Wartsila Oyj Abp	97,577	716,239
	YIT Oyj	52,566	288,144

TOTAL FINLAND			33,707,984

FRANCE — (8.0%)
	ABC arbitrage	2,990	20,441
	Actia Group	1,265	3,166
	Aeroports de Paris	4,757	464,362
*	Airbus SE	60,476	3,829,249
	Akka Technologies	4,162	132,480
#	AKWEL	1,450	18,136
	Alstom SA	25,140	1,031,217
	Altamir	1,314	21,924
	Alten SA	13,489	971,179
#*	Amplitude Surgical SAS	1,872	2,128
	Amundi SA	9,438	626,439
	Arkema SA	26,085	2,171,132
	Assystem SA	1,932	43,359
	Atos SE	36,852	2,635,439
	Aubay	2,680	69,861

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	AXA SA	237,796	$4,227,179
	Axway Software SA	4,228	69,286
*	Bastide le Confort Medical	836	29,609
	Beneteau SA	13,553	85,817
	Bigben Interactive	7,624	98,799
	BioMerieux	7,454	920,970
	BNP Paribas SA	101,925	3,202,108
	Boiron SA	1,586	58,398
	Bonduelle SCA	4,870	106,536
	Bouygues SA	44,143	1,358,199
	Bureau Veritas SA	81,598	1,693,969
	Burelle SA	22	13,633
	Capgemini SE	24,429	2,296,589
	Carrefour SA	173,979	2,583,801
#	Casino Guichard Perrachon SA	9,818	368,537
*	Cegedim SA	3,576	107,490
*	CGG SA	163,986	207,278
#	Chargeurs SA	2,463	46,735
	Cie des Alpes	3,810	71,345
#	Cie Plastic Omnium SA	10,055	190,399
*	CNP Assurances	51,881	535,241
*	Coface SA	28,171	165,693
	Credit Agricole SA	177,223	1,425,486
	Danone SA	59,879	4,173,388
	Dassault Aviation SA	244	198,715
	Dassault Systemes SE	9,883	1,447,566
	Dassault Systemes SE, Sponsored ADR	1,000	146,500
	Derichebourg SA	33,712	94,596
	Devoteam SA	2,269	172,711
	Edenred	53,752	2,165,298
	Eiffage SA	35,292	2,884,125
	Elior Group SA	24,381	161,031
	Elis SA	25,478	314,044
#*	Erytech Pharma SA	1,777	19,151
	EssilorLuxottica SA	10,256	1,274,046
*	Esso SA Francaise	838	15,653
#	Eurofins Scientific SE	4,522	2,501,437
#	Europcar Mobility Group	29,582	55,142
	Eutelsat Communications SA	90,718	1,015,704
*	Exel Industries, Class A	246	11,232
	Faurecia SE	36,465	1,306,593
*	Fnac Darty S.A.	7,034	227,327
	Gaztransport Et Technigaz SA	8,725	632,536
	Getlink SE	50,652	646,068
	GL Events	2,714	32,509
	Groupe Crit	1,234	68,445
	Groupe Gorge	547	7,847
	Groupe Open	640	5,353
	Guerbet	757	23,877
	Haulotte Group SA	9,012	39,395
	Hermes International	4,620	3,377,543
	HEXAOM	929	25,987
*	ID Logistics Group	701	130,490
	Iliad SA	2,481	369,472
	Imerys SA	3,586	112,502
	Ingenico Group SA	16,142	2,030,950
	Ipsen SA	14,718	1,095,944
	IPSOS	16,678	321,141
	Jacquet Metal Service SA	4,428	45,126

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	JCDecaux SA	28,099	$581,637
	Kaufman & Broad SA	11,998	433,601
#	Kering SA	11,053	5,622,711
	Korian SA	11,368	381,822
	Lagardere SCA	32,168	522,441
	Laurent-Perrier	417	35,164
	Le Belier	180	6,344
	Lectra	10,147	159,741
	Legrand SA	42,791	2,868,819
	Linedata Services	868	21,860
	LISI	5,977	96,673
	LNA Sante SA	837	37,126
	L’Oreal SA	22,652	6,585,867
	LVMH Moet Hennessy Louis Vuitton SE	41,341	15,982,122
	Maisons du Monde SA	5,602	50,397
	Manitou BF SA	3,459	52,997
	Manutan International	96	5,041
	Mersen SA	3,538	78,069
	Metropole Television SA	12,534	139,514
	Natixis SA	121,987	287,984
	Nexans SA	9,508	338,658
	Nexity SA	24,607	754,789
	NRJ Group	6,886	38,259
	Oeneo SA	5,443	64,455
*	OL Groupe SA	2,891	6,939
	Orange SA, Sponsored ADR	5,900	70,977
	Orange SA	353,996	4,300,709
#	Orpea	7,757	862,832
	Pernod Ricard SA	11,618	1,774,017
	Peugeot SA	163,553	2,318,468
	Plastivaloire	1,658	7,135
	Publicis Groupe SA	105,444	3,112,597
	Quadient	11,879	164,046
	Rallye SA	3,965	33,876
#*	Recylex SA	633	1,390
#	Remy Cointreau SA	7,173	800,123
	Renault SA	16,671	328,496
	Rexel SA	141,444	1,321,055
	Robertet SA	52	45,352
	Rothschild & Co.	3,010	59,525
	Rubis SCA	39,007	1,747,612
	Safran SA	29,946	2,784,112
	Samse SA	4	499
#	Sanofi	69,950	6,832,277
	Sartorius Stedim Biotech	3,659	877,330
	Savencia SA	995	58,885
#	Schneider Electric SE	48,655	4,496,322
	Schneider Electric SE	278	25,303
	SCOR SE	57,094	1,608,605
	SEB SA	8,991	1,078,269
	Seche Environnement SA	652	25,199
	SES SA	76,760	511,374
	Societe BIC SA	6,833	341,807
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	23,353
	Societe Generale SA	99,268	1,557,418
	Societe pour l’Informatique Industrielle	3,205	62,375
#	Sodexo SA	25,987	2,077,543
#*	Solocal Group	102,434	17,421
	Somfy SA	1,778	148,824

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sopra Steria Group	9,209	$1,090,351
	SPIE SA	39,753	599,260
	Stef SA	699	52,606
	Suez	77,542	877,096
	Sword Group	3,773	107,415
	Synergie SA	3,765	82,385
	Tarkett SA	6,273	62,037
#*	Technicolor SA	28,227	6,520
	Teleperformance	10,663	2,388,607
	Television Francaise 1	23,792	116,486
	Thales SA	24,256	1,836,934
	Thermador Groupe	1,388	67,108
	Total Gabon	88	10,011
	Trigano SA	1,559	114,727
*	Ubisoft Entertainment SA	33,116	2,463,228
	Union Financiere de France BQE SA	1,214	20,574
	Valeo SA	37,177	852,204
*	Valneva SE	6,094	27,950
	Vetoquinol SA	354	22,244
	VIEL & Cie SA	300	1,612
	Vilmorin & Cie SA	2,228	89,081
	Vinci SA	66,622	5,457,803
*	Virbac SA	1,307	257,733
#	Vivendi SA	51,516	1,113,415
	Vranken-Pommery Monopole SA	575	9,105
*	Worldline SA	13,322	902,290

TOTAL FRANCE			152,309,991

GERMANY — (6.5%)
	1&1 Drillisch AG	20,740	482,582
	Aareal Bank AG	16,779	273,312
	Adidas AG	34,106	7,807,968
	ADO Properties SA	7,502	210,160
*	ADVA Optical Networking SE	23,206	151,802
#*	AIXTRON SE	5,902	54,851
	All for One Group AG	641	26,166
	Allgeier SE	2,351	76,500
	Allianz SE	40,368	7,428,974
*	Allianz SE, Sponsored ADR	3,199	59,661
	Amadeus Fire AG	2,493	256,726
	Aroundtown SA	298,964	1,608,088
	Atoss Software AG	496	99,703
	Aurubis AG	14,661	760,034
	Basler AG	534	27,323
	Bauer AG	3,061	34,940
	Bayerische Motoren Werke AG	70,712	4,159,646
	BayWa AG	5,351	156,988
	Bechtle AG	10,511	1,520,075
	Beiersdorf AG	15,552	1,627,181
#	Bertrandt AG	2,343	90,188
	bet-at-home.com AG	948	41,076
	Bijou Brigitte AG	1,158	37,766
	Bilfinger SE	8,588	161,500
	Borussia Dortmund GmbH & Co. KGaA	13,319	93,893
	Brenntag AG	49,835	2,256,425
	CANCOM SE	10,445	531,764
	Carl Zeiss Meditec AG	10,128	998,699
*	CECONOMY AG	48,906	125,190
	CENIT AG	4,619	49,530

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Centrotec SE	1,404	$19,686
	Cewe Stiftung & Co. KGAA	2,455	255,511
	comdirect bank AG	1,558	22,359
	Commerzbank AG	326,665	1,204,394
	CompuGroup Medical SE	11,887	903,392
	Continental AG	10,964	916,168
	Corestate Capital Holding SA	1,650	33,974
	Covestro AG	63,725	2,140,594
	CropEnergies AG	9,008	71,108
	CTS Eventim AG & Co. KGaA	17,669	734,532
	Daimler AG	129,040	4,413,553
*	Delivery Hero SE	11,033	935,765
	Deutsche Bank AG	42,112	311,891
	Deutsche Bank AG	107,067	793,366
	Deutsche Beteiligungs AG	5,290	179,177
	Deutsche Boerse AG	31,291	4,851,308
	Deutsche EuroShop AG	6,634	95,541
	Deutsche Pfandbriefbank AG	23,846	175,271
	Deutsche Post AG	75,322	2,237,604
*	Deutsche Telekom AG, Sponsored ADR	6,013	87,309
	Deutsche Telekom AG	246,436	3,602,799
	Deutz AG	35,387	136,018
	DIC Asset AG	16,864	223,502
	DMG Mori AG	2,478	111,331
#	Dr Hoenle AG	323	12,924
	Draegerwerk AG & Co. KGaA	864	60,402
	Duerr AG	26,290	613,469
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,107	159,311
	EDAG Engineering Group AG	1,820	13,689
*	ElringKlinger AG	6,586	35,766
	Energiekontor AG	1,687	33,665
	Evonik Industries AG	14,698	361,577
#*	Ferratum Oyj	315	1,647
	Fielmann AG	7,465	490,862
	First Sensor AG	411	17,132
#	Fraport AG Frankfurt Airport Services Worldwide	5,797	253,929
	Freenet AG	55,371	1,050,425
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	269,162
	Fresenius Medical Care AG & Co. KGaA	35,797	2,805,429
	Fresenius SE & Co. KGaA	58,242	2,522,631
	Fuchs Petrolub SE	12,159	406,494
	GEA Group AG	38,677	887,555
	Gesco AG	3,348	57,025
	GFT Technologies SE	8,513	77,839
#	Grammer AG	139	3,493
	Grand City Properties SA	32,168	672,694
#	GRENKE AG	357	24,917
*	H&R GmbH & Co. KGaA	5,787	26,195
	Hamburger Hafen und Logistik AG	4,178	67,978
	Hannover Rueck SE	9,366	1,492,327
	Hawesko Holding AG	712	25,048
#*	Heidelberger Druckmaschinen AG	47,568	33,803
	Hella GmbH & Co KGaA	7,122	262,011
	Henkel AG & Co. KGaA	6,403	499,135
	Hochtief AG	4,498	351,974
	HolidayCheck Group AG	8,681	11,990
	Hornbach Baumarkt AG	3,332	71,978
	Hornbach Holding AG & Co. KGaA	3,685	210,369
	Hugo Boss AG	16,186	449,394

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Hypoport SE	860	$303,185
	Indus Holding AG	10,640	327,492
	Infineon Technologies AG	107,240	1,993,690
*	Instone Real Estate Group AG	7,319	148,225
	Isra Vision AG	4,190	229,580
	Jenoptik AG	12,891	265,488
	JOST Werke AG	4,245	115,003
	K+S AG	40,737	274,010
	KION Group AG	25,576	1,268,626
	Kloeckner & Co. SE	27,440	112,460
	Knorr-Bremse AG	8,392	780,485
	Koenig & Bauer AG	1,638	33,680
	Krones AG	6,004	361,766
	KWS Saat SE & Co., KGaA	2,304	132,462
	Lanxess AG	27,749	1,365,400
	LEG Immobilien AG	10,878	1,248,848
#	Leifheit AG	566	12,066
#*	Leoni AG	6,219	42,690
*	LPKF Laser & Electronics AG	2,930	63,291
#*	Manz AG	207	3,222
#*	Medigene AG	1,388	6,568
	Merck KGaA	6,416	744,631
	METRO AG	50,461	440,892
	MLP SE	13,290	68,477
	MTU Aero Engines AG	7,660	1,043,104
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,673	3,651,791
	Nemetschek SE	17,430	1,096,606
	New Work SE	869	206,536
	Nexus AG	3,994	153,227
*	Nordex SE	12,619	101,465
	Norma Group SE	9,702	242,987
	OHB SE	1,625	61,097
#*	OSRAM Licht AG	10,949	481,818
	Patrizia AG	7,089	158,293
	Pfeiffer Vacuum Technology AG	1,554	256,060
	PNE AG	7,350	34,925
	ProSiebenSat.1 Media SE	84,258	842,044
	PSI Software AG	1,841	39,226
	Puma SE	30,164	1,894,765
	Puma SE	2,960	186,124
*	PVA TePla AG	1,542	16,848
*	QIAGEN NV	5,630	234,722
*	QIAGEN NV	14,881	619,115
	QSC AG	22,904	29,527
	Rational AG	1,015	489,814
	Rheinmetall AG	7,291	493,449
	RHOEN-KLINIKUM AG	1,770	35,234
*	RIB Software SE	5,917	187,651
*	Rocket Internet SE	26,048	547,935
	RTL Group SA	19,673	655,132
	SAF-Holland SE	11,053	56,876
	SAP SE, Sponsored ADR	15,059	1,785,094
	SAP SE	45,753	5,449,510
	Scout24 AG	16,308	1,066,304
	Secunet Security Networks AG	212	34,815
*	Shop Apotheke Europe NV	417	30,864
	Siemens AG	60,922	5,622,071
*	Sixt Leasing SE	5,669	111,823
	Sixt SE	5,115	348,185

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	SMA Solar Technology AG	983	$31,285
	Software AG	15,847	562,709
	Stabilus SA	9,463	404,208
	STRATEC SE	1,427	135,144
	Stroeer SE & Co. KGaA	10,278	650,502
#*	SUESS MicroTec SE	1,948	18,219
	Symrise AG	22,036	2,232,457
	TAG Immobilien AG	35,940	787,218
	Takkt AG	12,576	102,184
*	Talanx AG	15,449	548,638
	Technotrans SE	943	13,383
#*	Tele Columbus AG	30,558	78,753
	Telefonica Deutschland Holding AG	222,884	634,052
#*	Thyssenkrupp AG	127,399	847,484
	Traffic Systems SE	982	26,026
	Uniper SE	17,829	479,643
	United Internet AG	38,584	1,327,619
	VERBIO Vereinigte BioEnergie AG	10,721	97,345
	Vonovia SE	57,107	2,823,885
	Vossloh AG	3,018	113,974
	Wacker Chemie AG	4,374	255,038
	Wacker Neuson SE	10,215	126,826
	Washtec AG	3,329	131,348
	Wirecard AG	11,508	1,138,803
	Wuestenrot & Wuerttembergische AG	8,776	154,673
*	Zalando SE	10,399	509,693
	Zeal Network SE	3,022	94,451

TOTAL GERMANY			122,931,937

HONG KONG — (1.9%)
	Aeon Credit Service Asia Co., Ltd.	28,000	20,840
	AIA Group, Ltd.	892,600	8,192,074
	Allied Properties HK, Ltd.	226,000	56,289
	Asia Standard International Group, Ltd.	80,000	9,726
#	Asiasec Properties, Ltd.	17,000	2,806
	ASM Pacific Technology, Ltd.	48,300	488,057
#	Associated International Hotels, Ltd.	4,000	8,347
	Bank of East Asia, Ltd. (The)	187,207	396,580
	BOC Aviation, Ltd.	90,400	618,143
	BOC Hong Kong Holdings, Ltd.	402,000	1,233,791
	BOCOM International Holdings Co., Ltd.	245,000	32,830
	Bright Smart Securities & Commodities Group, Ltd.	72,000	9,318
*	Brightoil Petroleum Holdings, Ltd.	229,000	16,616
#	Cathay Pacific Airways, Ltd.	86,000	102,285
	Century City International Holdings, Ltd.	232,000	12,445
*	China Energy Development Holdings, Ltd.	504,000	12,131
	China Motor Bus Co., Ltd.	1,000	12,999
	China New Higher Education Group, Ltd.	42,000	22,049
	China Star Entertainment, Ltd.	200,000	45,825
#*	China Strategic Holdings, Ltd.	1,640,000	4,826
	Chinese Estates Holdings, Ltd.	104,000	49,695
	Chong Hing Bank, Ltd.	29,000	38,133
	Chow Sang Sang Holdings International, Ltd.	121,000	121,851
	Chow Tai Fook Jewellery Group, Ltd.	452,000	382,406
#	Chuang’s Consortium International, Ltd.	92,000	13,588
	CK Asset Holdings, Ltd.	300,500	1,898,782
	CK Life Sciences Intl Holdings, Inc.	716,000	91,921
	CMBC Capital Holdings, Ltd.	2,090,000	32,523
	CNQC International Holdings, Ltd.	45,000	4,809

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Convenience Retail Asia, Ltd.	114,000	$60,322
#*	Convoy Global Holdings, Ltd.	528,000	2,132
*	Cosmopolitan International Holdings, Ltd.	80,000	10,320
#	Cowell e Holdings, Inc.	52,000	14,037
	Cross-Harbour Holdings, Ltd. (The)	66,000	96,583
	CSI Properties, Ltd.	2,220,000	77,281
#*	CW Group Holdings, Ltd.	85,500	478
	Dah Sing Banking Group, Ltd.	85,600	84,034
	Dah Sing Financial Holdings, Ltd.	28,400	93,685
	Dickson Concepts International, Ltd.	43,000	22,618
*	Digital Domain Holdings, Ltd.	2,170,000	12,728
	Dynamic Holdings, Ltd.	12,000	17,923
	Eagle Nice International Holdings, Ltd.	24,000	6,801
*	Emperor Capital Group, Ltd.	444,000	8,918
	Emperor International Holdings, Ltd.	402,000	74,269
	Emperor Watch & Jewellery, Ltd.	350,000	6,293
*	ENM Holdings, Ltd.	208,000	16,049
*	Esprit Holdings, Ltd.	605,400	58,059
	Far East Consortium International, Ltd.	267,000	94,716
#*	FIH Mobile, Ltd.	666,000	74,435
*	First Shanghai Investments, Ltd.	112,000	4,749
	Fountain SET Holdings, Ltd.	74,000	11,041
	Galaxy Entertainment Group, Ltd.	189,000	1,215,554
#*	Genting Hong Kong, Ltd.	96,000	6,904
	Get Nice Holdings, Ltd.	2,608,000	41,154
	Giordano International, Ltd.	424,000	85,476
*	Global Brands Group Holding, Ltd.	128,136	3,563
	Glorious Sun Enterprises, Ltd.	25,000	2,876
	Golden Resources Development International, Ltd.	312,000	24,179
#*	Gold-Finance Holdings, Ltd.	44,000	77
*	Goodbaby International Holdings, Ltd.	275,000	28,150
	Great Eagle Holdings, Ltd.	49,000	146,170
*	G-Resources Group, Ltd.	7,803,000	44,361
	Guoco Group, Ltd.	9,000	126,959
	Guotai Junan International Holdings, Ltd.	854,000	111,972
#	Haitong International Securities Group, Ltd.	902,349	211,271
	Hang Seng Bank, Ltd.	88,400	1,546,120
	Hanison Construction Holdings, Ltd.	89,806	12,469
	Harbour Centre Development, Ltd.	9,000	9,816
	Henderson Land Development Co., Ltd.	168,740	687,718
#	HKBN, Ltd.	102,500	176,517
	HKR International, Ltd.	275,600	122,529
	Hon Kwok Land Investment Co., Ltd.	26,000	8,056
*	Hong Kong Finance Investment Holding Group, Ltd.	396,000	38,233
	Hongkong Chinese, Ltd.	58,000	5,724
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	25,578
	Hypebeast, Ltd.	92,500	9,911
	Hysan Development Co., Ltd.	89,000	296,918
*	I-CABLE Communications, Ltd.	80,392	567
*	Imagi International Holdings, Ltd.	56,000	3,400
	International Housewares Retail Co., Ltd.	105,000	25,609
	IT, Ltd.	120,000	20,500
	ITC Properties Group, Ltd.	47,000	5,516
	Jacobson Pharma Corp., Ltd.	128,000	24,197
	Johnson Electric Holdings, Ltd.	137,000	230,037
	Karrie International Holdings, Ltd.	74,000	10,140
	Kerry Logistics Network, Ltd.	128,000	175,044
	Kerry Properties, Ltd.	161,000	444,677
	Kingston Financial Group, Ltd.	232,000	19,595

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co., Ltd.	123,000	$143,636
	Lai Sun Development Co., Ltd.	36,900	43,135
	Lai Sun Garment International, Ltd.	6,044	6,330
*	Landing International Development, Ltd.	244,800	9,614
	Landsea Green Group Co., Ltd.	96,000	9,764
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	261,500	45,189
	Li & Fung, Ltd.	2,451,360	368,049
	Lifestyle International Holdings, Ltd.	133,000	126,598
	Liu Chong Hing Investment, Ltd.	86,000	87,182
	L’Occitane International SA	138,000	212,569
	Luk Fook Holdings International, Ltd.	160,000	342,598
	Lung Kee Bermuda Holdings	18,000	5,177
	Man Wah Holdings, Ltd.	386,400	221,902
#	Mason Group Holdings, Ltd.	2,620,000	6,388
	Melco International Development, Ltd.	146,000	272,920
	Melco Resorts & Entertainment, Ltd., ADR	1,858	29,394
	MGM China Holdings, Ltd.	182,800	225,742
*	Midland Holdings, Ltd.	173,026	21,124
	Miramar Hotel & Investment	17,000	31,293
	Modern Dental Group, Ltd.	116,000	18,244
	MTR Corp., Ltd.	49,358	273,459
	NagaCorp., Ltd.	330,000	389,480
	Nameson Holdings, Ltd.	26,000	1,403
	New World Development Co., Ltd.	452,000	534,012
#*	NewOcean Energy Holdings, Ltd.	382,000	53,109
#	NOVA Group Holdings, Ltd.	120,000	22,599
#	NWS Holdings, Ltd.	255,242	266,005
	OP Financial, Ltd.	80,000	11,171
	Oriental Watch Holdings	176,000	38,719
	Oshidori International Holdings, Ltd.	288,000	22,533
	Pacific Textiles Holdings, Ltd.	372,000	188,238
	Paliburg Holdings, Ltd.	52,000	13,987
*	PC Partner Group, Ltd.	30,000	4,987
	Perfect Shape Medical, Ltd.	28,000	8,453
	Pico Far East Holdings, Ltd.	244,000	34,839
	Playmates Holdings, Ltd.	90,000	11,367
#	Polytec Asset Holdings, Ltd.	98,300	10,728
	Power Assets Holdings, Ltd.	166,500	1,115,595
	Prada SpA	152,700	495,766
#*	PT International Development Co., Ltd.	390,000	15,516
	Public Financial Holdings, Ltd.	50,000	14,740
	Rare Earth Magnesium Technology Group Holdings, Ltd.	540,000	13,459
	Regina Miracle International Holdings, Ltd.	58,000	27,519
#	Sa Sa International Holdings, Ltd.	285,472	53,532
	SEA Holdings, Ltd.	13,170	10,656
	Singamas Container Holdings, Ltd.	276,000	15,113
	Sino Land Co., Ltd.	486,197	679,475
	Sitoy Group Holdings, Ltd.	91,000	5,557
	SmarTone Telecommunications Holdings, Ltd.	47,500	29,995
	Soundwill Holdings, Ltd.	11,500	10,590
	Stella International Holdings, Ltd.	47,500	47,798
#*	Summit Ascent Holdings, Ltd.	60,000	5,335
	Sun Hung Kai & Co., Ltd.	193,000	79,328
	Sun Hung Kai Properties, Ltd.	145,207	1,985,535
	SUNeVision Holdings, Ltd.	169,000	120,146
	Swire Properties, Ltd.	70,200	196,895
#	TAI Cheung Holdings, Ltd.	170,000	117,203
#	Tao Heung Holdings, Ltd.	83,000	10,769

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Techtronic Industries Co., Ltd.	257,500	$1,952,496
	Television Broadcasts, Ltd.	90,900	125,471
	Texwinca Holdings, Ltd.	266,000	45,007
#*	TOM Group, Ltd.	136,000	19,577
	Tradelink Electronic Commerce, Ltd.	156,000	21,957
	Transport International Holdings, Ltd.	20,400	45,846
*	Trinity, Ltd.	12,000	195
	Union Medical Healthcare, Ltd.	32,000	17,491
	United Laboratories International Holdings, Ltd. (The)	126,000	108,835
	Valuetronics Holdings, Ltd.	128,810	58,130
#	Vitasoy International Holdings, Ltd.	132,000	470,777
	VPower Group International Holdings, Ltd.	28,000	11,591
#	VSTECS Holdings, Ltd.	204,400	94,045
	VTech Holdings, Ltd.	25,200	190,008
	Wai Kee Holdings, Ltd.	70,000	38,129
	Wang On Group, Ltd.	720,000	7,076
*	We Solutions, Ltd.	84,000	4,311
	Wharf Holdings, Ltd. (The)	264,000	500,091
#	Wharf Real Estate Investment Co., Ltd.	124,000	524,950
	Wheelock & Co., Ltd.	96,000	703,582
	Wing Tai Properties, Ltd.	18,000	11,018
	Wynn Macau, Ltd.	153,600	265,248
#	Yue Yuen Industrial Holdings, Ltd.	127,500	203,383
*	Zhaobangji Properties Holdings, Ltd.	312,000	55,112

TOTAL HONG KONG			35,363,478

IRELAND — (0.5%)
*	AIB Group P.L.C.	119,458	165,308
	Bank of Ireland Group P.L.C.	249,726	512,462
	C&C Group P.L.C.	56,898	139,497
	Cairn Homes P.L.C.	244,327	227,657
*	Datalex P.L.C.	3,175	598
*	FBD Holdings P.L.C.	8,527	67,874
*	Flutter Entertainment P.L.C.	20,408	2,511,672
*	Flutter Entertainment P.L.C.	288	35,436
	Glanbia P.L.C.	31,501	335,243
	Greencore Group P.L.C.	132,695	303,907
	Kenmare Resources P.L.C.	5	12
	Kerry Group P.L.C., Class A	6,604	760,172
	Kingspan Group P.L.C.	40,559	2,066,705
*	Permanent TSB Group Holdings P.L.C.	16,548	9,128
	Smurfit Kappa Group P.L.C.	99,292	3,110,445

TOTAL IRELAND			10,246,116

ISRAEL — (0.6%)
	Adgar Investment and Development, Ltd.	5,179	8,456
*	AFI Properties, Ltd.	6,420	195,368
	Africa Israel Residences, Ltd.	198	5,333
*	Airport City, Ltd.	11,458	173,839
*	Allot, Ltd.	5,136	58,793
	Alony Hetz Properties & Investments, Ltd.	18,135	218,276
	Alrov Properties and Lodgings, Ltd.	935	26,806
	Amot Investments, Ltd.	24,858	139,616
	Arad, Ltd.	2,137	34,465
*	Arko Holdings, Ltd.	77,846	21,055
	Ashtrom Group, Ltd.	5,914	87,878
	Ashtrom Properties, Ltd.	2,396	12,204
	Atreyu Capital Markets, Ltd.	692	11,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	711	$21,063
	AudioCodes, Ltd.	12,971	397,042
*	Avgol Industries 1953, Ltd.	36,631	26,573
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	17,555
	Azrieli Group, Ltd.	2,180	129,085
	Bank Leumi Le-Israel BM	2,982	16,067
	Bayside Land Corp.	306	182,322
	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	33,878
*	Bezeq The Israeli Telecommunication Corp., Ltd.	302,204	215,620
	Big Shopping Centers, Ltd.	847	67,758
	Blue Square Real Estate, Ltd.	1,148	52,745
*	Brack Capital Properties NV	663	60,311
	Camtek, Ltd.	12,246	128,207
	Carasso Motors, Ltd.	7,325	22,888
*	Cellcom Israel, Ltd.	7,235	26,642
*	Clal Insurance Enterprises Holdings, Ltd.	9,666	96,077
#*	Compugen, Ltd.	6,256	92,091
#	Danel Adir Yeoshua, Ltd.	2,125	192,679
	Delek Automotive Systems, Ltd.	6,963	36,664
	Delta-Galil Industries, Ltd.	2,033	36,201
*	Dor Alon Energy in Israel 1988, Ltd.	1,244	25,160
	Duniec Brothers, Ltd.	642	20,419
	Electra Consumer Products 1970, Ltd.	2,703	51,946
#	Electra, Ltd.	532	244,022
*	Energix-Renewable Energies, Ltd.	35,588	124,077
*	Enlight Renewable Energy, Ltd.	115,446	141,913
*	Evogene, Ltd.	1,229	1,353
	First International Bank Of Israel, Ltd.	8,330	205,479
	FMS Enterprises Migun, Ltd.	1,317	46,095
	Formula Systems 1985, Ltd.	1,851	123,575
	Formula Systems 1985, Ltd., Sponsored ADR	379	25,931
	Fox Wizel, Ltd.	3,070	114,979
	Gilat Satellite Networks, Ltd.	2,508	21,576
	Hadera Paper, Ltd.	1,025	47,648
*	Hamlet Israel-Canada, Ltd.	723	12,622
	Harel Insurance Investments & Financial Services, Ltd.	34,923	224,853
	Hilan, Ltd.	2,338	92,173
	ICL, Ltd.	63,762	222,467
	IDI Insurance Co., Ltd.	3,478	106,915
	IES Holdings, Ltd.	199	10,476
	Inrom Construction Industries, Ltd.	19,281	70,890
	Israel Canada T.R, Ltd.	12,050	20,163
	Israel Discount Bank, Ltd., Class A	181,769	589,715
	Israel Land Development - Urban Renewal, Ltd.	4,076	36,139
	Isras Investment Co., Ltd.	704	130,539
#*	Itamar Medical, Ltd.	21,662	10,718
*	Kamada Ltd.	4,001	29,727
*	Kamada, Ltd.	2,586	19,704
	Kerur Holdings, Ltd.	1,061	31,667
*	Klil Industries, Ltd.	140	10,321
	Levinstein Properties, Ltd.	392	8,515
	Magic Software Enterprises, Ltd.	7,555	69,128
	Magic Software Enterprises, Ltd.	4,166	37,980
	Malam - Team, Ltd.	287	56,094
	Matrix IT, Ltd.	9,274	179,769
	Maytronics, Ltd.	7,886	59,544
	Mediterranean Towers, Ltd.	7,618	18,261
	Mega Or Holdings, Ltd.	1,064	26,697
*	Mehadrin, Ltd.	180	5,799

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meitav Dash Investments, Ltd.	4,702	$11,136
	Melisron, Ltd.	5,370	216,147
	Menora Mivtachim Holdings, Ltd.	9,951	132,824
	Migdal Insurance & Financial Holdings, Ltd.	97,673	62,506
	Minrav Holdings, Ltd.	66	9,244
*	Mivne Real Estate KD, Ltd.	10,136	21,773
	Mivtach Shamir Holdings, Ltd.	1,141	19,932
	Mizrahi Tefahot Bank, Ltd.	19,738	404,256
*	Nawi Brothers, Ltd.	5,461	25,066
	Neto ME Holdings, Ltd.	281	16,089
*	Nice, Ltd.	1,948	319,919
#*	Nice, Ltd., Sponsored ADR	5,315	873,255
*	Nova Measuring Instruments, Ltd.	5,347	213,985
	Novolog, Ltd.	56,868	42,020
	NR Spuntech Industries, Ltd.	3,315	7,095
	Oil Refineries, Ltd.	459,051	126,862
	One Software Technologies, Ltd.	1,003	74,410
	OPC Energy, Ltd.	9,616	74,520
*	Partner Communications Co., Ltd.	5,874	25,613
	Paz Oil Co., Ltd.	2,835	247,034
*	Perion Network, Ltd.	4,755	23,977
#	Phoenix Holdings, Ltd. (The)	33,515	176,251
	Plasson Industries, Ltd.	466	17,538
	Priortech, Ltd.	1,051	10,830
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,855	121,125
	Scope Metals Group, Ltd.	1,901	38,216
*	Shalag Industries, Ltd.	2,338	6,808
	Shapir Engineering and Industry, Ltd.	30,138	211,284
	Shikun & Binui, Ltd.	46,240	191,922
	Shufersal, Ltd.	41,493	266,298
	Summit Real Estate Holdings, Ltd.	8,875	110,868
	Tadiran Holdings, Ltd.	643	25,807
	Telsys	1,027	19,484
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	52,468	563,506
	Union Bank of Israel	2,519	11,664
	Victory Supermarket Chain, Ltd.	2,523	48,405
	YH Dimri Construction & Development, Ltd.	1,401	42,446

TOTAL ISRAEL			10,930,272

ITALY — (2.0%)
	ACEA SpA	32,542	543,925
#*	Aeffe SpA	3,089	3,628
#	Amplifon SpA	43,118	987,026
	Anima Holding SpA	73,284	259,444
#	Aquafil SpA	1,840	6,956
*	Arnoldo Mondadori Editore SpA	59,870	81,460
	Ascopiave SpA	12,034	44,055
	Assicurazioni Generali SpA	128,689	1,835,959
#	Atlantia SpA	57,238	938,316
	Autogrill SpA	23,397	121,178
	Autostrade Meridionali SpA	304	7,231
	Avio SpA	4,827	72,435
	Azimut Holding SpA	31,298	533,372
	B&C Speakers SpA	864	8,041
	Banca Farmafactoring SpA	37,643	194,374
	Banca Generali SpA	20,159	501,163
	Banca IFIS SpA	4,579	44,783
	Banca Mediolanum SpA	13,443	82,145
#*	Banca Monte dei Paschi di Siena SpA	519	633

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SCPA	63,681	$101,098
	Banca Sistema SpA	7,802	11,364
#*	Banco BPM SpA	378,573	462,706
	Banco di Desio e della Brianza SpA	5,932	17,009
	BasicNet SpA	13,609	51,944
	BE SpA	21,403	23,924
#*	BF SpA	4,090	17,371
#	Biesse SpA	5,151	46,534
	BPER Banca	147,406	364,437
	Brunello Cucinelli SpA	11,554	372,583
#	Cairo Communication SpA	27,194	49,044
	Carel Industries SpA	9,633	143,484
#*	Carraro SpA	4,563	7,251
	Cerved Group SpA	75,993	517,700
	CIR SpA-Compagnie Industriali	143,654	63,729
*	CNH Industrial NV	172,286	1,077,682
	Credito Emiliano SpA	18,908	83,810
	Danieli & C Officine Meccaniche SpA	8,236	61,168
	Danieli & C Officine Meccaniche SpA	3,599	45,745
	Datalogic SpA	4,311	59,150
#	Davide Campari-Milano SpA	66,463	516,574
	De’ Longhi SpA	6,670	120,555
	DeA Capital SpA	18,750	26,608
	DiaSorin SpA	6,371	1,086,394
	doValue SpA	2,742	20,216
	El.En. SpA	536	11,208
*	Elica SpA	6,100	19,768
	Emak SpA	7,007	4,605
	Enav SpA	25,046	112,250
	Esprinet SpA	14,964	70,698
#*	Eurotech SpA	3,709	24,607
	Falck Renewables SpA	34,844	171,259
	Ferrari NV	8,346	1,304,378
	Ferrari NV	6,293	979,317
	Fiat Chrysler Automobiles NV	111,776	969,538
#	Fiat Chrysler Automobiles NV	184,512	1,588,648
	Fiera Milano SpA	15,355	56,770
	Fila SpA	870	7,863
#*	Fincantieri SpA	63,031	48,854
	FinecoBank Banca Fineco SpA	89,419	996,272
#	FNM SpA	43,781	20,801
*	GEDI Gruppo Editoriale SpA	14,144	7,115
#	Geox SpA	18,566	14,843
	Gruppo MutuiOnline SpA	7,943	144,267
*	Guala Closures SpA	2,263	15,832
	Hera SpA	322,839	1,195,066
	Illimity Bank SpA	9,073	60,820
	IMA Industria Macchine Automatiche SpA	7,778	530,214
#*	IMMSI SpA	53,304	21,068
#*	Intek Group SpA	9,436	2,067
	Interpump Group SpA	20,755	605,596
	Intesa Sanpaolo SpA	1,356,008	2,117,411
	Iren SpA	58,641	144,601
	Italgas SpA	175,037	980,701
#	Italmobiliare SpA	1,641	49,110
	IVS Group SA	966	6,616
#*	Juventus Football Club SpA	75,941	75,266
	La Doria SpA	1,145	12,154
	Leonardo SpA	67,936	469,172

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Maire Tecnimont SpA	22,476	$43,606
	MARR SpA	13,695	180,429
	Massimo Zanetti Beverage Group SpA	3,293	13,016
#*	Mediaset SpA	106,584	216,688
	Mediobanca Banca di Credito Finanziario SpA	143,070	831,738
	Moncler SpA	68,030	2,558,396
	Openjobmetis SpA agenzia per il lavoro	1,095	6,699
#*	OVS SpA	26,998	23,269
	Piaggio & C SpA	38,388	88,010
#	Prima Industrie SpA	1,531	22,289
#	Prysmian SpA	47,146	889,550
	RAI Way SpA	27,312	147,240
	Recordati SpA	29,360	1,278,560
	Reno de Medici SpA	45,335	34,881
	Reply SpA	5,233	366,330
	Retelit SpA	14,510	24,428
#	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	38,967
	Sabaf SpA	883	10,634
	SAES Getters SpA	341	8,255
*	Safilo Group SpA	6,117	4,597
*	Saipem SpA	155,225	398,411
*	Salini Impregilo SpA	12,528	18,545
#	Salvatore Ferragamo SpA	33,455	415,313
	Saras SpA	41,476	39,169
	Sesa SpA	2,004	106,843
	Snam SpA	159,072	713,579
	Societa Cattolica di Assicurazioni SC	78,463	434,711
#*	Sogefi SpA	15,342	14,598
	SOL SpA	10,854	117,292
	Tamburi Investment Partners SpA	20,828	134,722
	Technogym SpA	27,430	202,894
*	Telecom Italia SpA	1,921,018	762,853
	Telecom Italia SpA	1,068,081	425,982
*	Telecom Italia SpA, Sponsored ADR	6,420	25,150
#	Tenaris SA	6,392	44,227
#	Tenaris SA, ADR	1,806	24,706
	Terna Rete Elettrica Nazionale SpA	77,373	484,504
	Tinexta S.p.A.	5,992	79,625
	Unieuro SpA	1,671	14,597
	Unione di Banche Italiane SpA	238,561	683,877
	Unipol Gruppo SpA	142,550	491,852
	UnipolSai Assicurazioni SpA	134,616	329,964
	Wiit SpA	108	13,506
	Zignago Vetro SpA	1,344	16,701

TOTAL ITALY			37,234,162

JAPAN — (24.2%)
	77 Bank, Ltd. (The)	11,200	149,348
	A&A Material Corp.	800	8,224
	A&D Co., Ltd.	7,000	48,441
	ABC-Mart, Inc.	3,100	157,538
	Abist Co., Ltd.	500	9,050
	Achilles Corp.	4,400	64,913
	Acom Co., Ltd.	53,400	215,748
	Adastria Co., Ltd.	10,700	147,905
	ADEKA Corp.	40,300	506,053
	Ad-sol Nissin Corp.	1,500	33,278
	Advan Co., Ltd.	3,300	33,025
#	Advantage Risk Management Co., Ltd.	1,200	8,581

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Advantest Corp.	32,300	$1,567,242
#	Adventure, Inc.	300	8,516
	Adways, Inc.	9,200	22,729
	Aeon Co., Ltd.	85,999	1,731,296
	Aeon Delight Co., Ltd.	6,200	177,569
#	Aeon Fantasy Co., Ltd.	2,500	39,070
	AEON Financial Service Co., Ltd.	31,600	328,616
	Aeon Hokkaido Corp.	3,500	24,981
#	Aeria, Inc.	1,500	8,250
	Ahresty Corp.	1,800	6,188
	Ai Holdings Corp.	4,400	54,355
	Aica Kogyo Co., Ltd.	6,800	195,952
	Aichi Bank, Ltd. (The)	2,000	58,468
	Aichi Corp.	11,000	73,664
	Aichi Steel Corp.	3,200	85,516
	Aichi Tokei Denki Co., Ltd.	800	32,634
	Aida Engineering, Ltd.	19,900	136,590
*	Aiful Corp.	111,900	246,576
	Ain Holdings, Inc.	8,800	493,632
	Aiphone Co., Ltd.	3,600	51,056
	Air Water, Inc.	54,500	734,753
	Airport Facilities Co., Ltd.	2,400	9,581
	Aisan Industry Co., Ltd.	8,200	43,483
	Aisin Seiki Co., Ltd.	16,800	483,830
	Aizawa Securities Co., Ltd.	5,900	37,933
	Ajis Co., Ltd.	2,400	55,016
	Akatsuki Corp.	6,800	15,760
	Akatsuki, Inc.	2,100	78,741
*	Akebono Brake Industry Co., Ltd.	17,600	32,176
	Akita Bank, Ltd. (The)	2,300	30,833
	Albis Co., Ltd.	2,400	46,699
	Alconix Corp.	2,300	23,626
	Alfresa Holdings Corp.	27,200	542,405
	Alinco, Inc.	5,700	54,322
#	Alleanza Holdings Co., Ltd.	1,400	10,927
	Alpen Co., Ltd.	5,500	84,340
	Alpha Corp.	800	6,758
	Alpha Systems, Inc.	1,000	29,340
	Alps Alpine Co., Ltd.	47,016	484,938
	Alps Logistics Co., Ltd.	3,600	23,145
	Altech Corp.	10,500	160,343
	Amada Co., Ltd.	70,500	637,252
	Amano Corp.	8,700	178,622
	Amiyaki Tei Co., Ltd.	1,100	28,839
	Amuse, Inc.	3,200	66,528
	Anabuki Kosan, Inc.	2,300	31,243
	Anest Iwata Corp.	7,400	57,263
#	Anritsu Corp.	39,400	802,006
	AOI TYO Holdings, Inc.	7,300	30,036
	AOKI Holdings, Inc.	5,800	35,238
#	Aomori Bank, Ltd. (The)	2,400	50,706
	Aoyama Trading Co., Ltd.	12,300	103,909
	Aoyama Zaisan Networks Co., Ltd.	5,000	53,219
	Aozora Bank, Ltd.	17,800	316,771
	Apaman Co., Ltd.	1,700	8,087
	Arakawa Chemical Industries, Ltd.	5,000	59,258
	Arata Corp.	3,000	123,901
	Arcland Sakamoto Co., Ltd.	6,200	59,121
	Arcland Service Holdings Co., Ltd.	3,700	57,410

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arcs Co., Ltd.	14,223	$266,866
*	Ardepro Co., Ltd.	83,300	34,415
#	Arealink Co., Ltd.	5,400	44,295
	Argo Graphics, Inc.	4,700	147,205
	Ariake Japan Co., Ltd.	1,900	109,571
#	Arisawa Manufacturing Co., Ltd.	4,400	34,616
*	Artiza Networks, Inc.	1,900	22,538
	Artnature, Inc.	4,700	29,606
	As One Corp.	2,200	196,533
	Asahi Broadcasting Group Holdings Corp.	2,300	14,818
	Asahi Co., Ltd.	2,300	27,629
	Asahi Diamond Industrial Co., Ltd.	14,700	65,467
	Asahi Group Holdings, Ltd.	47,700	1,640,179
	Asahi Holdings, Inc.	24,300	549,083
	Asahi Intecc Co., Ltd.	33,200	879,509
	Asahi Intelligence Service Co., Ltd.	700	7,235
	Asahi Kasei Corp.	247,000	1,752,335
	Asahi Kogyosha Co., Ltd.	2,100	57,482
	Asahi Net, Inc.	7,400	67,012
	Asahi Yukizai Corp.	5,300	63,527
	Asante, Inc.	900	12,151
	Asanuma Corp.	2,500	79,458
	Asax Co., Ltd.	1,700	9,698
	Ashimori Industry Co., Ltd.	800	6,289
	Asia Pile Holdings Corp.	3,100	12,028
#	Asics Corp.	31,100	294,902
	ASKA Pharmaceutical Co., Ltd.	5,600	57,901
	ASKUL Corp.	8,900	254,105
	Astellas Pharma, Inc.	215,500	3,564,186
#	Asukanet Co., Ltd.	700	6,686
	Ateam, Inc.	6,100	39,999
	Atom Corp.	13,700	107,080
#*	Atrae, Inc.	1,200	28,541
	Atsugi Co., Ltd.	3,300	18,958
#*	Aucnet, Inc.	600	6,061
	Autobacs Seven Co., Ltd.	39,300	458,925
	Avant Corp.	8,000	64,517
	Avantia Co., Ltd.	4,000	24,921
	Avex, Inc.	8,900	67,364
	Awa Bank, Ltd. (The)	4,000	87,032
	Axial Retailing, Inc.	4,600	174,569
	Azbil Corp.	12,300	323,479
	Bandai Namco Holdings, Inc.	25,100	1,254,157
	Bando Chemical Industries, Ltd.	5,300	31,562
	Bank of Iwate, Ltd. (The)	3,300	77,187
#	Bank of Kochi, Ltd. (The)	2,500	16,710
	Bank of Kyoto, Ltd. (The)	7,600	260,135
	Bank of Nagoya, Ltd. (The)	1,900	39,873
	Bank of Okinawa, Ltd. (The)	4,080	120,909
	Bank of Saga, Ltd. (The)	2,600	26,919
	Bank of the Ryukyus, Ltd.	6,200	57,877
	Bank of Toyama, Ltd. (The)	600	12,227
	Baroque Japan, Ltd.	6,000	32,198
	BayCurrent Consulting, Inc.	4,800	272,009
*	Beaglee, Inc.	1,800	25,359
#	Beauty Garage, Inc.	1,000	13,971
	Beenos, Inc.	6,500	60,539
	Belc Co., Ltd.	3,100	180,911
	Bell System24 Holdings, Inc.	14,500	171,604

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Belluna Co., Ltd.	17,600	$82,219
	Benefit One, Inc.	21,100	370,430
	Benesse Holdings, Inc.	20,500	583,786
	BeNEXT Group, Inc.	18,800	117,451
#*	Bengo4.com, Inc.	1,300	82,225
	Bic Camera, Inc.	26,900	249,033
	Biofermin Pharmaceutical Co., Ltd.	1,000	21,290
	BML, Inc.	5,500	141,095
	Bourbon Corp.	1,000	16,613
	BP Castrol K.K.	2,500	26,158
	Br Holdings Corp.	2,900	13,308
*	BrainPad, Inc.	600	29,373
	Broadleaf Co., Ltd.	34,300	158,770
	BRONCO BILLY Co., Ltd.	1,000	19,099
	Brother Industries, Ltd.	52,700	893,186
	Bull-Dog Sauce Co., Ltd.	1,100	11,188
	Bunka Shutter Co., Ltd.	19,800	144,551
	Business Brain Showa-Ota, Inc.	1,400	36,695
	C Uyemura & Co., Ltd.	2,500	137,430
	CAC Holdings Corp.	5,100	51,116
	Can Do Co., Ltd.	2,000	35,414
	Canare Electric Co., Ltd.	1,100	16,690
	Canon Electronics, Inc.	3,600	52,724
	Canon Marketing Japan, Inc.	14,600	281,002
#	Canon, Inc., Sponsored ADR	14,250	300,817
	Canon, Inc.	22,400	471,187
	Capcom Co., Ltd.	15,700	481,243
	Career Design Center Co., Ltd.	1,800	14,155
	Carlit Holdings Co., Ltd.	6,900	32,089
	Casa, Inc.	3,100	31,485
	Casio Computer Co., Ltd.	27,700	437,157
	Cawachi, Ltd.	5,100	120,596
	Central Automotive Products, Ltd.	2,300	38,727
	Central Japan Railway Co.	6,555	1,031,458
	Central Security Patrols Co., Ltd.	3,400	137,597
	Central Sports Co., Ltd.	1,100	22,609
	Ceres, Inc.	600	4,562
*	Change, Inc.	2,000	77,482
	Charm Care Corp. KK	2,200	16,773
	Chiba Bank, Ltd. (The)	24,300	112,752
	Chiba Kogyo Bank, Ltd. (The)	8,900	19,385
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	3,700	48,338
	CHIMNEY Co., Ltd.	1,700	25,570
	Chino Corp.	2,000	23,481
	Chiyoda Co., Ltd.	5,300	50,771
	Chiyoda Integre Co., Ltd.	1,700	27,675
	Chodai Co., Ltd.	2,900	22,471
	Chofu Seisakusho Co., Ltd.	5,400	118,227
	Chori Co., Ltd.	700	10,938
#	Choushimaru Co., Ltd.	1,100	11,466
	Chubu Shiryo Co., Ltd.	4,100	62,850
	Chudenko Corp.	10,000	202,218
	Chuetsu Pulp & Paper Co., Ltd.	2,000	25,061
	Chugai Pharmaceutical Co., Ltd.	21,900	2,610,517
	Chugai Ro Co., Ltd.	1,100	15,788
#	Chugoku Bank, Ltd. (The)	26,800	246,775
	Chugoku Marine Paints, Ltd.	16,500	126,169
	Chukyo Bank, Ltd. (The)	1,900	37,122
	Chuo Spring Co., Ltd.	500	12,663

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chuo Warehouse Co., Ltd.	1,000	$10,074
	CI Takiron Corp.	15,400	83,723
	Citizen Watch Co., Ltd.	49,700	175,408
	CK-San-Etsu Co., Ltd.	900	23,892
	Cleanup Corp.	5,200	24,975
	CMIC Holdings Co., Ltd.	4,200	60,469
	Coca-Cola Bottlers Japan Holdings, Inc.	15,500	277,539
	cocokara fine, Inc.	5,600	264,103
#	Colowide Co., Ltd.	10,500	144,596
	Computer Engineering & Consulting, Ltd.	10,700	163,694
	Computer Institute of Japan, Ltd.	1,600	11,300
#	COMSYS Holdings Corp.	30,621	842,007
#	Comture Corp.	7,000	140,939
	Concordia Financial Group, Ltd.	63,532	194,660
	CONEXIO Corp.	9,700	130,462
	Core Corp.	1,700	18,980
	Corona Corp.	4,800	42,573
#	Cosel Co., Ltd.	9,300	77,831
	Cosmos Pharmaceutical Corp.	2,000	535,379
#	Cota Co., Ltd.	4,011	45,770
	Create Medic Co., Ltd.	1,600	16,115
#	Create Restaurants Holdings, Inc.	13,700	75,564
	Create SD Holdings Co., Ltd.	8,800	250,740
	Creek & River Co., Ltd.	8,200	67,776
	Cresco, Ltd.	5,100	65,590
	CTI Engineering Co., Ltd.	5,900	95,414
	CTS Co., Ltd.	5,700	31,713
*	Curves Holdings Co., Ltd.	4,300	20,595
	CyberAgent, Inc.	18,200	764,144
	Cybernet Systems Co., Ltd.	7,300	42,171
#*	Cyberstep, Inc.	3,400	41,204
	Cybozu, Inc.	6,800	131,677
	Dai Nippon Printing Co., Ltd.	15,400	324,695
	Dai Nippon Toryo Co., Ltd.	10,800	92,280
	Daibiru Corp.	6,700	61,309
	Daicel Corp.	55,500	450,517
	Dai-Dan Co., Ltd.	7,000	175,031
	Daido Kogyo Co., Ltd.	1,000	5,799
	Daido Metal Co., Ltd.	9,000	44,931
#	Daido Steel Co., Ltd.	8,300	274,112
#	Daidoh, Ltd.	5,000	9,219
#	Daifuku Co., Ltd.	13,400	937,742
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	16,440
	Daihen Corp.	5,000	142,359
	Daiho Corp.	4,200	87,925
	Dai-Ichi Cutter Kogyo K.K.	1,000	15,042
	Daiichi Jitsugyo Co., Ltd.	2,700	91,286
	Daiichi Kensetsu Corp.	2,300	36,777
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	54,722
	Dai-ichi Life Holdings, Inc.	102,300	1,282,046
	Daiichi Sankyo Co., Ltd.	29,500	2,027,866
	Dai-ichi Seiko Co., Ltd.	1,300	27,575
	Daiken Corp.	3,600	53,532
	Daiken Medical Co., Ltd.	1,900	11,425
	Daiki Aluminium Industry Co., Ltd.	12,800	67,943
	Daikin Industries, Ltd.	18,000	2,309,956
	Daikoku Denki Co., Ltd.	2,000	21,642
	Daikokutenbussan Co., Ltd.	2,800	114,773
	Dainichi Co., Ltd.	4,100	25,610

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	$151,902
	Daiohs Corp.	1,000	9,717
	Daiseki Co., Ltd.	4,900	108,253
	Daishi Hokuetsu Financial Group, Inc.	5,500	119,515
	Daisue Construction Co., Ltd.	2,300	15,742
	Daito Bank, Ltd. (The)	2,000	10,665
	Daito Pharmaceutical Co., Ltd.	3,600	121,184
	Daito Trust Construction Co., Ltd.	21,600	2,053,845
	Daitron Co., Ltd.	1,100	15,002
	Daiwa House Industry Co., Ltd.	116,300	2,947,080
	Daiwa Industries, Ltd.	11,000	94,422
	Daiwa Securities Group, Inc.	94,500	392,972
	Daiwabo Holdings Co., Ltd.	6,500	400,432
	DCM Holdings Co., Ltd.	33,300	325,379
	DD Holdings Co., Ltd.	4,100	30,025
#	Dear Life Co., Ltd.	13,500	50,703
	Delica Foods Holdings Co., Ltd.	2,200	12,547
	DeNA Co., Ltd.	25,200	310,214
#	Denka Co., Ltd.	11,100	268,173
	Denki Kogyo Co., Ltd.	1,700	39,225
	Densan System Co., Ltd.	3,200	74,622
	Denso Corp.	38,300	1,346,312
	Dentsu Group, Inc.	45,000	939,774
	Denyo Co., Ltd.	6,000	112,965
*	Descente, Ltd.	4,400	58,585
	Dexerials Corp.	11,300	74,201
	DIC Corp.	33,400	775,631
	Digital Arts, Inc.	3,000	180,704
	Digital Garage, Inc.	5,500	197,059
	Digital Hearts Holdings Co., Ltd.	5,000	35,586
#	Digital Information Technologies Corp.	1,100	13,342
	Dip Corp.	10,900	232,632
	Disco Corp.	2,200	491,291
#	DKS Co., Ltd.	2,300	96,930
#	DMG Mori Co., Ltd.	58,500	598,144
	Doshisha Co., Ltd.	7,300	89,814
	Double Standard, Inc.	500	18,819
	Doutor Nichires Holdings Co., Ltd.	6,100	92,316
	Dowa Holdings Co., Ltd.	16,500	456,358
*	Dream Incubator, Inc.	1,600	18,194
*	Drecom Co., Ltd.	2,500	12,494
	DTS Corp.	10,300	197,408
	Duskin Co., Ltd.	7,900	204,144
#	Dvx, Inc.	1,300	11,010
	DyDo Group Holdings, Inc.	3,100	122,561
	Eagle Industry Co., Ltd.	6,100	38,371
	East Japan Railway Co.	13,700	1,000,374
#	EAT&Co, Ltd.	1,300	20,713
	Ebara Corp.	26,100	575,413
	Ebara Foods Industry, Inc.	1,900	38,601
	Ebara Jitsugyo Co., Ltd.	1,000	20,846
	Ebase Co., Ltd.	5,200	49,902
#	Eco’s Co., Ltd.	5,100	91,200
	EDION Corp.	23,600	205,137
	EF-ON, Inc.	8,900	40,766
	eGuarantee, Inc.	8,800	154,593
	E-Guardian, Inc.	3,000	49,706
	Ehime Bank, Ltd. (The)	6,199	62,876
	Eidai Co., Ltd.	3,400	8,918

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eiken Chemical Co., Ltd.	3,000	$52,242
	Eisai Co., Ltd.	17,400	1,214,711
	Eizo Corp.	5,400	161,947
	Elan Corp.	1,800	28,505
	Elecom Co., Ltd.	4,500	177,463
	Elematec Corp.	8,200	62,338
	EM Systems Co., Ltd.	4,000	29,466
	Endo Lighting Corp.	1,800	9,677
#	Enigmo, Inc.	6,800	58,834
	en-japan, Inc.	22,500	495,973
	Enplas Corp.	2,000	41,990
#	Entrust, Inc.	2,900	16,757
	EPS Holdings, Inc.	7,100	73,841
	eRex Co., Ltd.	11,600	161,601
	ES-Con Japan, Ltd.	14,500	97,543
	Escrow Agent Japan, Inc.	4,000	6,859
	Eslead Corp.	2,200	27,608
	ESPEC Corp.	4,200	67,179
	Exedy Corp.	8,700	140,175
	Ezaki Glico Co., Ltd.	9,200	404,064
	Faith, Inc.	2,300	13,552
	FALCO HOLDINGS Co., Ltd.	2,000	29,598
	FAN Communications, Inc.	18,100	76,053
	Fancl Corp.	36,400	872,625
	FANUC Corp.	9,300	1,517,883
	Fast Retailing Co., Ltd.	8,200	3,888,824
	FCC Co., Ltd.	13,700	194,926
*	FDK Corp.	900	4,248
	Feed One Co., Ltd.	16,600	25,878
	Ferrotec Holdings Corp.	6,000	36,040
#*	FFRI, Inc.	1,900	37,014
*	Fibergate, Inc.	1,200	14,073
	FIDEA Holdings Co., Ltd.	35,900	35,882
	Fields Corp.	3,500	10,695
#	Financial Products Group Co., Ltd.	28,500	135,197
	FINDEX, Inc.	5,100	39,987
	First Bank of Toyama, Ltd. (The)	8,100	20,157
*	First Brothers Co., Ltd.	900	5,406
#	First Juken Co., Ltd.	2,300	20,226
#	Fixstars Corp.	3,700	37,118
#	FJ Next Co., Ltd.	5,400	40,909
	Focus Systems Corp.	3,300	24,125
	Forval Corp.	1,100	11,276
	Foster Electric Co., Ltd.	6,000	65,254
	FP Corp.	8,800	663,825
	France Bed Holdings Co., Ltd.	3,800	31,051
#	Freebit Co., Ltd.	1,600	11,035
#	Freund Corp.	800	4,317
	F-Tech, Inc.	1,700	7,336
	FTGroup Co., Ltd.	2,400	25,822
	Fudo Tetra Corp.	3,400	42,468
	Fuji Co., Ltd.	3,700	59,093
	Fuji Corp.	15,400	257,847
	Fuji Corp.	1,100	18,142
	Fuji Corp., Ltd.	9,000	42,424
#	Fuji Die Co., Ltd.	1,600	8,795
	Fuji Electric Co., Ltd.	21,700	517,597
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	9,086
	Fuji Media Holdings, Inc.	13,300	132,116

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Oil Co., Ltd.	14,000	$23,975
	Fuji Pharma Co., Ltd.	2,800	30,234
	Fuji Seal International, Inc.	15,000	260,384
	Fuji Soft, Inc.	5,600	197,125
	Fujicco Co., Ltd.	3,200	57,521
	FUJIFILM Holdings Corp.	8,200	390,587
	Fujikura Composites, Inc.	5,200	17,593
	Fujikura Kasei Co., Ltd.	12,000	55,357
	Fujikura, Ltd.	68,300	200,813
	Fujimori Kogyo Co., Ltd.	6,100	179,466
#	Fujio Food System Co., Ltd.	2,400	29,371
	Fujisash Co., Ltd.	25,100	15,214
	Fujishoji Co., Ltd.	2,500	15,232
	Fujitec Co., Ltd.	17,600	251,055
	Fujitsu Frontech, Ltd.	5,800	57,789
	Fujitsu General, Ltd.	10,200	168,873
	Fujitsu, Ltd.	21,800	2,117,835
	Fujiya Co., Ltd.	500	9,386
	FuKoKu Co., Ltd.	2,000	10,986
	Fukuda Corp.	2,100	80,812
	Fukuda Denshi Co., Ltd.	1,300	92,695
	Fukui Bank, Ltd. (The)	4,700	68,860
	Fukui Computer Holdings, Inc.	2,800	74,985
	Fukuoka Financial Group, Inc.	26,332	376,193
	Fukushima Bank, Ltd. (The)	3,300	5,018
	Fukushima Galilei Co., Ltd.	3,100	91,188
	Fukuyama Transporting Co., Ltd.	3,900	135,154
	FULLCAST Holdings Co., Ltd.	12,500	158,304
*	Funai Electric Co., Ltd.	5,700	23,578
	Funai Soken Holdings, Inc.	13,550	288,737
	Furukawa Battery Co., Ltd. (The)	2,000	10,271
	Furukawa Co., Ltd.	9,100	93,014
	Furukawa Electric Co., Ltd.	12,800	240,929
	Furuno Electric Co., Ltd.	3,500	26,043
	Furusato Industries, Ltd.	2,900	38,040
	Furyu Corp.	5,900	45,304
	Fuso Chemical Co., Ltd.	5,600	165,854
	Fuso Pharmaceutical Industries, Ltd.	1,300	26,136
	Futaba Corp.	6,100	56,955
	Futaba Industrial Co., Ltd.	16,200	77,010
	Future Corp.	8,100	107,175
	Fuyo General Lease Co., Ltd.	10,100	504,993
	G-7 Holdings, Inc.	4,700	102,126
*	GA Technologies Co., Ltd.	900	23,303
	Gakkyusha Co., Ltd.	3,400	34,682
	Gakujo Co., Ltd.	1,900	19,902
	GCA Corp.	4,100	24,696
	Gecoss Corp.	3,400	27,407
	Genki Sushi Co., Ltd.	900	19,507
	Genky DrugStores Co., Ltd.	4,300	97,998
#	Geo Holdings Corp.	13,700	179,361
	Giken, Ltd.	5,400	197,226
	GL Sciences, Inc.	1,000	9,387
	GLOBERIDE, Inc.	3,500	62,416
	Glory, Ltd.	17,500	393,299
#	Glosel Co., Ltd.	3,100	12,349
#	GMO Cloud K.K.	2,700	79,548
	GMO Financial Holdings, Inc.	12,400	62,506
	GMO internet, Inc.	22,000	478,853

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	8,000	$713,194
	Goldcrest Co., Ltd.	6,000	90,510
#	Goldwin, Inc.	5,500	296,104
*	Grace Technology, Inc.	1,500	41,367
	Grandy House Corp.	4,800	14,729
	Gree, Inc.	38,300	150,569
	Greens Co., Ltd.	1,400	5,453
	GS Yuasa Corp.	14,800	210,318
#	GSI Creos Corp.	1,800	17,321
	G-Tekt Corp.	7,000	71,601
	Gun-Ei Chemical Industry Co., Ltd.	1,200	28,631
	GungHo Online Entertainment, Inc.	18,710	290,147
	Gunma Bank, Ltd. (The)	43,500	139,272
	Gurunavi, Inc.	10,700	57,048
	H2O Retailing Corp.	29,760	233,413
#	HABA Laboratories, Inc.	700	26,838
	Hachijuni Bank, Ltd. (The)	59,300	211,751
	Hagihara Industries, Inc.	3,200	39,455
	Hagiwara Electric Holdings Co., Ltd.	2,100	40,305
	Hagoromo Foods Corp.	700	18,283
	Hakudo Co., Ltd.	2,100	24,072
	Hakuhodo DY Holdings, Inc.	83,100	920,580
	Hakuto Co., Ltd.	6,500	58,956
	Halows Co., Ltd.	2,600	72,277
	Hamakyorex Co., Ltd.	3,400	92,938
	Hamamatsu Photonics KK	3,500	152,982
#	Hamee Corp.	1,600	19,321
	Hankyu Hanshin Holdings, Inc.	17,300	591,882
	Hanwa Co., Ltd.	16,700	265,297
	Happinet Corp.	7,500	73,910
	Hard Off Corp. Co., Ltd.	1,800	11,177
	Harima Chemicals Group, Inc.	5,900	56,315
#	Harmonic Drive Systems, Inc.	5,300	244,854
	Haruyama Holdings, Inc.	1,400	9,586
	Haseko Corp.	143,000	1,552,494
	Hashimoto Sogyo Holdings Co., Ltd.	1,100	18,285
	Hazama Ando Corp.	56,100	349,376
	Heiwa Corp.	11,300	190,270
	Heiwa Real Estate Co., Ltd.	8,100	217,492
	Heiwado Co., Ltd.	9,900	168,723
#	Helios Techno Holding Co., Ltd.	4,500	13,952
	Hibino Corp.	800	12,317
	Hibiya Engineering, Ltd.	6,300	108,302
	Hiday Hidaka Corp.	4,523	69,770
	Hikari Tsushin, Inc.	3,600	696,708
	HI-LEX Corp.	3,100	33,514
	Hino Motors, Ltd.	111,900	665,662
	Hinokiya Group Co., Ltd.	3,400	46,797
	Hioki EE Corp.	1,900	54,076
#	Hirakawa Hewtech Corp.	3,700	34,944
*	Hiramatsu, Inc.	2,800	3,756
#	Hirano Tecseed Co., Ltd.	2,700	28,441
	Hirata Corp.	900	43,175
	Hirose Electric Co., Ltd.	1,625	178,420
#*	Hirose Tusyo, Inc.	800	13,227
#	Hiroshima Bank, Ltd. (The)	37,000	153,731
	Hiroshima Gas Co., Ltd.	11,900	39,904
#	HIS Co., Ltd.	13,100	172,490
	Hisaka Works, Ltd.	6,700	45,961

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisamitsu Pharmaceutical Co., Inc.	3,600	$169,616
	Hitachi Capital Corp.	28,900	558,942
	Hitachi Construction Machinery Co., Ltd.	23,400	549,016
	Hitachi Metals, Ltd.	26,910	259,298
	Hitachi Transport System, Ltd.	19,400	470,862
	Hitachi Zosen Corp.	54,400	179,993
	Hitachi, Ltd.	43,100	1,279,183
	Hitachi, Ltd., ADR	3,100	184,171
	Hito Communications Holdings, Inc.	800	7,218
	Hochiki Corp.	3,700	48,521
#	Hodogaya Chemical Co., Ltd.	1,800	58,349
	Hogy Medical Co., Ltd.	2,900	90,681
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	37,361
	Hokkaido Gas Co., Ltd.	5,700	83,197
	Hokkan Holdings, Ltd.	3,800	53,815
	Hokko Chemical Industry Co., Ltd.	6,700	34,877
	Hokkoku Bank, Ltd. (The)	2,700	80,252
	Hokuetsu Corp.	37,500	148,090
	Hokuetsu Industries Co., Ltd.	5,200	48,220
	Hokuhoku Financial Group, Inc.	23,900	194,193
	Hokuriku Electric Industry Co., Ltd.	1,800	15,768
	Hokuriku Electrical Construction Co., Ltd.	6,100	56,346
	Honda Motor Co., Ltd., Sponsored ADR	20,519	493,482
	Honda Motor Co., Ltd.	101,600	2,467,270
	Honda Tsushin Kogyo Co., Ltd.	3,200	11,865
	H-One Co., Ltd.	2,000	9,798
	Honeys Holdings Co., Ltd.	6,200	62,918
#	Honma Golf, Ltd.	11,500	5,920
	Hoosiers Holdings	13,800	77,812
	Horiba, Ltd.	14,400	761,954
	Hoshizaki Corp.	6,700	510,586
	Hosokawa Micron Corp.	1,600	72,837
#	Hotland Co., Ltd.	4,400	41,448
	House Foods Group, Inc.	14,800	466,124
	Howa Machinery, Ltd.	1,900	14,061
	Hulic Co., Ltd.	78,800	779,328
	Hyakugo Bank, Ltd. (The)	45,200	131,109
	Hyakujushi Bank, Ltd. (The)	2,500	44,471
#	I K K, Inc.	1,800	10,319
	IBJ, Inc.	8,500	54,107
	Ichibanya Co., Ltd.	2,100	87,229
	Ichigo, Inc.	117,200	300,124
	Ichiken Co., Ltd.	2,100	23,910
	Ichikoh Industries, Ltd.	9,000	39,791
	Ichimasa Kamaboko Co., Ltd.	1,300	11,944
	Ichinen Holdings Co., Ltd.	8,600	89,301
	Ichiyoshi Securities Co., Ltd.	9,800	41,032
	Icom, Inc.	3,400	83,765
	ID Holdings Corp.	1,800	23,905
	Idec Corp.	7,000	102,463
	IDOM, Inc.	23,100	92,471
#	Ihara Science Corp.	1,300	12,381
	IHI Corp.	60,200	746,157
	Iida Group Holdings Co., Ltd.	19,920	264,587
	IJTT Co., Ltd.	2,200	9,044
	Ikegami Tsushinki Co., Ltd.	1,000	7,640
	Imagica Group, Inc.	4,300	14,413
	Imasen Electric Industrial	2,500	17,464
#	Imuraya Group Co., Ltd.	900	15,785

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inaba Denki Sangyo Co., Ltd.	9,100	$192,517
	Inaba Seisakusho Co., Ltd.	3,300	40,039
	Inabata & Co., Ltd.	8,200	90,951
	Inageya Co., Ltd.	1,100	17,652
	Ines Corp.	500	6,556
	I-Net Corp.	2,600	36,193
	Infocom Corp.	9,300	222,690
	Infomart Corp.	63,800	440,517
	Information Services International-Dentsu, Ltd.	3,900	165,484
	Innotech Corp.	2,000	16,447
#	Insource Co., Ltd.	1,425	31,251
	Intage Holdings, Inc.	12,400	88,712
#	Intelligent Wave, Inc.	3,200	17,085
	Inter Action Corp.	1,700	37,153
	Internet Initiative Japan, Inc.	12,600	430,688
	Inui Global Logistics Co., Ltd.	1,600	17,542
	I-O Data Device, Inc.	5,200	44,111
	IR Japan Holdings, Ltd.	3,800	227,404
	I’rom Group Co., Ltd.	1,500	18,634
#	ISB Corp.	1,100	16,328
	Iseki & Co., Ltd.	5,600	61,708
#	Isetan Mitsukoshi Holdings, Ltd.	84,840	516,119
#	Ishihara Chemical Co., Ltd.	3,100	54,164
	Ishihara Sangyo Kaisha, Ltd.	8,000	47,563
	Ishii Iron Works Co., Ltd.	500	11,588
#	Ishizuka Glass Co., Ltd.	700	14,093
	Isolite Insulating Products Co., Ltd.	1,800	7,402
*	Istyle, Inc.	6,000	13,262
	Isuzu Motors, Ltd.	117,500	892,947
#	Itfor, Inc.	5,400	33,303
	ITmedia, Inc.	3,800	34,421
#	Ito En, Ltd.	14,000	777,727
	Itochu Enex Co., Ltd.	28,700	213,091
	Itochu Techno-Solutions Corp.	13,900	424,708
	Itochu-Shokuhin Co., Ltd.	1,900	83,606
	Itoki Corp.	10,500	31,709
#*	Itokuro, Inc.	1,000	13,102
	IwaiCosmo Holdings, Inc.	3,900	34,196
	Iwaki & Co., Ltd.	8,200	32,908
	Iwasaki Electric Co., Ltd.	1,900	23,646
	Iwatani Corp.	14,900	509,016
*	Iwatsu Electric Co., Ltd.	1,800	14,127
	Iwatsuka Confectionery Co., Ltd.	800	24,080
#	Iyo Bank, Ltd. (The)	43,700	234,111
	Izumi Co., Ltd.	13,500	395,178
	J Front Retailing Co., Ltd.	33,300	271,663
	J Trust Co., Ltd.	11,200	21,735
	JAC Recruitment Co., Ltd.	10,500	109,981
	Jaccs Co., Ltd.	7,000	116,209
	Jafco Co., Ltd.	9,100	291,509
*	Jalux, Inc.	1,700	24,569
	Jamco Corp.	1,600	9,721
	Janome Sewing Machine Co., Ltd.	1,200	4,314
	Japan Airport Terminal Co., Ltd.	8,700	352,805
*	Japan Animal Referral Medical Center Co., Ltd.	600	9,676
	Japan Asia Group, Ltd.	6,800	14,889
*	Japan Asset Marketing Co., Ltd.	39,200	33,037
	Japan Aviation Electronics Industry, Ltd.	10,000	129,727
	Japan Best Rescue System Co., Ltd.	6,900	48,784

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Cash Machine Co., Ltd.	3,800	$19,372
#*	Japan Display, Inc.	48,200	19,474
	Japan Electronic Materials Corp.	2,800	24,246
	Japan Elevator Service Holdings Co., Ltd.	6,300	160,225
	Japan Exchange Group, Inc.	60,800	1,130,906
	Japan Foundation Engineering Co., Ltd.	11,300	43,301
#	Japan Investment Adviser Co., Ltd.	1,500	9,857
	Japan Lifeline Co., Ltd.	17,100	201,097
	Japan Material Co., Ltd.	9,800	141,867
	Japan Medical Dynamic Marketing, Inc.	4,600	66,997
	Japan Post Holdings Co., Ltd.	86,600	692,704
	Japan Property Management Center Co., Ltd.	900	8,481
	Japan Pulp & Paper Co., Ltd.	3,900	129,658
	Japan Securities Finance Co., Ltd.	30,400	143,073
	Japan Steel Works, Ltd. (The)	11,400	139,955
	Japan Transcity Corp.	3,000	13,703
	Japan Wool Textile Co., Ltd. (The)	15,200	133,211
	Jastec Co., Ltd.	1,600	16,598
	JBCC Holdings, Inc.	3,900	68,947
	JCR Pharmaceuticals Co., Ltd.	2,200	210,726
	JCU Corp.	10,300	240,946
	Jeol, Ltd.	10,300	304,550
#	JFE Systems, Inc.	800	25,200
	JGC Holdings Corp.	57,200	552,368
#*	JIG-SAW, Inc.	300	14,351
	Jimoto Holdings, Inc.	10,800	9,661
	JINS Holdings, Inc.	3,800	200,444
	JK Holdings Co., Ltd.	4,400	30,766
	JM Holdings Co., Ltd.	3,700	90,526
	JMS Co., Ltd.	3,800	29,620
#	Joban Kosan Co., Ltd.	1,000	12,080
	J-Oil Mills, Inc.	1,700	64,893
	Joshin Denki Co., Ltd.	4,300	83,368
	Joyful Honda Co., Ltd.	8,900	108,361
	JP-Holdings, Inc.	20,800	52,082
	JSB Co., Ltd.	600	12,564
	JSP Corp.	6,000	77,447
	JSR Corp.	27,400	515,422
	JTEKT Corp.	45,600	334,044
	Juki Corp.	10,400	57,021
	Juroku Bank, Ltd. (The)	4,800	84,323
	Justsystems Corp.	8,900	544,254
	JVCKenwood Corp.	44,520	70,763
	K&O Energy Group, Inc.	2,600	38,211
	Kadokawa Corp.	13,002	186,930
	Kadoya Sesame Mills, Inc.	500	17,398
	Kagome Co., Ltd.	7,600	194,087
	Kajima Corp.	115,601	1,201,188
	Kakaku.com, Inc.	25,800	526,458
	Kaken Pharmaceutical Co., Ltd.	8,800	484,365
	Kameda Seika Co., Ltd.	1,100	52,751
	Kamei Corp.	3,000	29,390
	Kamigumi Co., Ltd.	17,300	304,574
	Kanaden Corp.	5,900	67,973
	Kanagawa Chuo Kotsu Co., Ltd.	1,100	41,380
	Kanamic Network Co., Ltd.	7,600	48,469
	Kanamoto Co., Ltd.	11,600	224,941
	Kandenko Co., Ltd.	28,500	238,489
	Kaneka Corp.	15,100	390,566

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co., Ltd.	2,800	$38,447
	Kanematsu Corp.	27,700	273,063
	Kanematsu Electronics, Ltd.	3,500	118,690
	Kanemi Co., Ltd.	400	10,654
	Kansai Mirai Financial Group, Inc.	22,215	74,690
	Kansai Paint Co., Ltd.	21,700	412,182
	Kansai Super Market, Ltd.	3,700	38,935
	Kanto Denka Kogyo Co., Ltd.	1,700	13,515
	Kao Corp.	32,700	2,521,702
	Kappa Create Co., Ltd.	3,200	39,339
	Kasai Kogyo Co., Ltd.	13,800	64,135
	Katakura Industries Co., Ltd.	7,900	75,997
	Kato Sangyo Co., Ltd.	4,200	142,464
	Kato Works Co., Ltd.	3,900	44,441
	KAWADA TECHNOLOGIES, Inc.	900	42,003
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	32,812
	Kawasaki Heavy Industries, Ltd.	55,300	835,586
	Kawasumi Laboratories, Inc.	3,700	31,509
	KDDI Corp.	202,100	5,853,679
	KeePer Technical Laboratory Co., Ltd.	3,300	43,786
	Keihan Holdings Co., Ltd.	10,800	485,414
	Keihanshin Building Co., Ltd.	4,500	58,096
	Keihin Corp.	5,800	138,349
	Keikyu Corp.	23,500	386,238
	Keio Corp.	11,000	622,243
	Keisei Electric Railway Co., Ltd.	14,600	440,399
	Keiyo Bank, Ltd. (The)	14,900	72,619
	Keiyo Co., Ltd.	12,200	65,150
	Kenedix, Inc.	47,800	216,004
	Kenko Mayonnaise Co., Ltd.	1,800	33,082
	Kewpie Corp.	25,200	500,425
	Keyence Corp.	11,200	3,998,535
	KFC Holdings Japan, Ltd.	6,700	161,427
#	KH Neochem Co., Ltd.	11,500	198,672
	Kikkoman Corp.	12,100	555,995
	Kinden Corp.	28,600	460,205
	Kintetsu Department Store Co., Ltd.	4,100	98,918
	Kintetsu Group Holdings Co., Ltd.	18,300	874,201
	Kintetsu World Express, Inc.	21,800	317,316
	Kirin Holdings Co., Ltd.	87,100	1,680,876
	Kirindo Holdings Co., Ltd.	5,500	108,208
	Kissei Pharmaceutical Co., Ltd.	9,000	213,400
	Ki-Star Real Estate Co., Ltd.	2,000	19,957
	Kitagawa Corp.	1,000	14,116
	Kita-Nippon Bank, Ltd. (The)	1,600	28,753
	Kitano Construction Corp.	1,200	28,929
#	Kitanotatsujin Corp.	8,500	40,379
	Kito Corp.	11,000	111,376
	Kitz Corp.	21,400	131,271
	Kiyo Bank, Ltd. (The)	7,300	107,870
#*	KLab, Inc.	11,100	75,120
*	KNT-CT Holdings Co., Ltd.	3,200	26,818
	Koa Corp.	3,300	27,321
	Kobayashi Pharmaceutical Co., Ltd.	6,700	621,074
	Kobe Bussan Co., Ltd.	9,400	454,104
#*	Kobe Electric Railway Co., Ltd.	900	32,501
	Koei Tecmo Holdings Co., Ltd.	5,000	131,530
	Kohnan Shoji Co., Ltd.	8,200	190,319
	Kohsoku Corp.	3,100	41,595

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co., Ltd.	27,400	$1,032,096
	Kojima Co., Ltd.	9,900	36,010
	Kokusai Pulp & Paper Co., Ltd.	9,600	27,841
	Kokuyo Co., Ltd.	31,200	381,444
	KOMAIHALTEC, Inc.	1,200	16,870
	Komatsu Matere Co., Ltd.	8,900	62,130
	Komatsu Wall Industry Co., Ltd.	1,100	18,468
	Komatsu, Ltd.	109,400	2,069,948
	KOMEDA Holdings Co., Ltd.	10,700	162,580
	Komehyo Co., Ltd.	2,000	15,555
	Komeri Co., Ltd.	9,100	176,753
	Komori Corp.	14,800	103,834
	Konaka Co., Ltd.	8,100	24,306
#	Konami Holdings Corp.	12,000	376,791
	Kondotec, Inc.	2,500	21,288
	Konica Minolta, Inc.	73,000	282,482
	Konishi Co., Ltd.	8,600	112,570
#	Konoike Transport Co., Ltd.	5,100	54,978
#	Kose Corp.	7,500	937,593
#	Koshidaka Holdings Co., Ltd.	8,400	36,466
	Kotobuki Spirits Co., Ltd.	5,500	214,823
#	Kourakuen Holdings Corp.	1,800	24,426
	Kozo Keikaku Engineering, Inc.	1,300	31,007
	Krosaki Harima Corp.	1,800	63,323
	KRS Corp.	1,000	15,234
	K’s Holdings Corp.	44,776	487,815
#	KU Holdings Co., Ltd.	5,300	39,449
	Kubota Corp.	74,200	921,467
	Kumagai Gumi Co., Ltd.	12,100	265,115
#	Kumiai Chemical Industry Co., Ltd.	14,200	114,609
	Kunimine Industries Co., Ltd.	3,100	28,575
#	Kura Sushi, Inc.	2,200	85,265
	Kurabo Industries, Ltd.	3,700	84,708
	Kuraray Co., Ltd.	50,900	509,181
	Kureha Corp.	5,400	217,796
	Kurimoto, Ltd.	3,100	51,402
	Kurita Water Industries, Ltd.	13,100	365,475
	Kuriyama Holdings Corp.	5,600	25,062
	Kushikatsu Tanaka Holdings Co.	200	2,512
#	Kusuri no Aoki Holdings Co., Ltd.	4,700	369,724
*	KYB Corp.	5,800	116,633
	Kyocera Corp.	16,800	897,631
	Kyoden Co., Ltd.	3,100	7,429
	Kyodo Printing Co., Ltd.	2,100	54,060
#	Kyokuto Boeki Kaisha, Ltd.	1,800	23,290
	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,000	139,959
	Kyokuto Securities Co., Ltd.	5,600	25,559
	Kyokuyo Co., Ltd.	4,700	112,306
	KYORIN Holdings, Inc.	8,600	178,715
	Kyoritsu Printing Co., Ltd.	3,900	5,483
	Kyosan Electric Manufacturing Co., Ltd.	21,800	103,340
	Kyowa Electronic Instruments Co., Ltd.	3,500	13,137
#	Kyowa Exeo Corp.	36,600	891,643
#	Kyowa Leather Cloth Co., Ltd.	6,600	38,924
	Kyudenko Corp.	12,500	350,462
	Kyushu Financial Group, Inc.	54,140	228,398
#	Kyushu Leasing Service Co., Ltd.	2,100	8,627
	Kyushu Railway Co.	9,800	263,651
#	LAC Co., Ltd.	5,200	44,368

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co., Ltd.	1,800	$57,792
*	LAND Co., Ltd.	263,800	22,281
#*	Laox Co., Ltd.	13,500	18,309
	Lasertec Corp.	13,400	886,229
	Lawson, Inc.	14,900	774,495
	Lecip Holdings Corp.	1,700	7,283
*	Leopalace21 Corp.	16,100	35,768
	Life Corp.	7,000	217,405
	LIFULL Co., Ltd.	9,500	29,014
#	Like Co., Ltd.	1,800	27,058
*	LINE Corp.	3,100	151,638
	Linical Co., Ltd.	2,500	20,370
	Link And Motivation, Inc.	13,000	42,842
	Lintec Corp.	13,600	291,848
	Lion Corp.	19,100	401,526
*	Litalico, Inc.	2,700	56,586
	LIXIL Group Corp.	29,300	351,475
	Look Holdings, Inc.	1,900	13,922
*	M&A Capital Partners Co., Ltd.	4,100	114,124
#	M3, Inc.	47,400	1,710,854
	Mabuchi Motor Co., Ltd.	5,500	170,308
	Macnica Fuji Electronics Holdings, Inc.	25,000	340,310
	Macromill, Inc.	16,900	107,256
	Maeda Corp.	43,100	345,718
	Maeda Road Construction Co., Ltd.	2,500	46,284
	Maezawa Kasei Industries Co., Ltd.	2,600	26,052
	Maezawa Kyuso Industries Co., Ltd.	3,700	68,267
	Makino Milling Machine Co., Ltd.	6,200	176,747
	Makita Corp.	23,100	752,191
	Mani, Inc.	9,900	220,500
	MarkLines Co., Ltd.	3,500	56,548
	Mars Group Holdings Corp.	1,900	29,663
	Marubun Corp.	2,800	13,099
	Maruha Nichiro Corp.	7,700	161,139
	Marui Group Co., Ltd.	24,400	399,401
	Maruichi Steel Tube, Ltd.	3,400	76,449
	Maruka Corp.	2,300	37,037
#	Marusan Securities Co., Ltd.	18,100	68,925
	Maruwa Unyu Kikan Co., Ltd.	3,600	104,829
	Maruzen CHI Holdings Co., Ltd.	9,400	32,807
	Maruzen Co., Ltd.	3,300	51,741
	Maruzen Showa Unyu Co., Ltd.	2,800	65,655
	Marvelous, Inc.	6,600	32,898
	Matching Service Japan Co., Ltd.	800	5,528
	Matsuda Sangyo Co., Ltd.	5,600	68,503
#	Matsui Construction Co., Ltd.	6,700	39,431
	Matsui Securities Co., Ltd.	11,100	81,021
	Matsumotokiyoshi Holdings Co., Ltd.	17,600	605,768
	Matsuoka Corp.	1,200	20,622
	Matsuyafoods Holdings Co., Ltd.	1,700	61,046
	Max Co., Ltd.	4,300	63,851
	Maxell Holdings, Ltd.	8,900	81,875
	Maxvalu Tokai Co., Ltd.	2,100	43,526
	Mazda Motor Corp.	147,400	833,304
	McDonald’s Holdings Co. Japan, Ltd.	5,300	259,148
	MCJ Co., Ltd.	20,000	132,679
	Mebuki Financial Group, Inc.	121,100	254,390
#	MEC Co., Ltd.	4,700	70,610
#	Media Do Holdings Co., Ltd.	2,900	111,157

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Medical & Biological Laboratories Co., Ltd.	600	$22,521
*	Medical Data Vision Co., Ltd.	7,500	52,644
	Medical System Network Co., Ltd.	14,700	62,374
	Medipal Holdings Corp.	26,500	511,215
	Medius Holdings Co., Ltd.	2,000	17,203
	Megmilk Snow Brand Co., Ltd.	10,800	246,419
	Meidensha Corp.	11,000	170,531
	Meiji Electric Industries Co., Ltd.	2,500	29,311
	MEIJI Holdings Co., Ltd.	10,300	715,374
	Meisei Industrial Co., Ltd.	12,600	91,654
	Meitec Corp.	10,500	463,619
	Meito Sangyo Co., Ltd.	1,800	21,447
#	Meiwa Corp.	6,900	30,896
	Meiwa Estate Co., Ltd.	2,500	10,137
	Melco Holdings, Inc.	900	20,909
	Members Co., Ltd.	1,400	18,531
	Menicon Co., Ltd.	6,700	290,780
#*	Mercari, Inc.	9,600	242,412
	Mercuria Investment Co., Ltd.	900	4,707
*	Metaps, Inc.	1,000	5,528
	METAWATER Co., Ltd.	1,900	75,560
	Michinoku Bank, Ltd. (The)	3,100	31,579
	Micronics Japan Co., Ltd.	4,100	32,744
	Mie Kotsu Group Holdings, Inc.	12,800	56,980
	Mikuni Corp.	1,500	3,460
	Milbon Co., Ltd.	7,100	311,630
	Mimaki Engineering Co., Ltd.	4,800	18,104
	Mimasu Semiconductor Industry Co., Ltd.	4,600	89,069
	Minebea Mitsumi, Inc.	45,600	741,419
	Ministop Co., Ltd.	3,700	51,050
	Miraca Holdings, Inc.	16,500	413,152
	Mirait Holdings Corp.	25,800	333,279
#	Miroku Jyoho Service Co., Ltd.	5,500	138,685
#	MISUMI Group, Inc.	25,700	610,462
	Mitani Corp.	2,800	164,096
	Mitani Sangyo Co., Ltd.	8,700	29,970
	Mitani Sekisan Co., Ltd.	500	22,296
#	Mito Securities Co., Ltd.	15,500	27,623
*	Mitsuba Corp.	5,100	21,433
	Mitsubishi Chemical Holdings Corp.	255,600	1,452,727
	Mitsubishi Electric Corp.	129,600	1,594,682
	Mitsubishi Estate Co., Ltd.	64,300	1,040,254
	Mitsubishi Gas Chemical Co., Inc.	30,900	378,551
	Mitsubishi Heavy Industries, Ltd.	96,200	2,466,917
	Mitsubishi Kakoki Kaisha, Ltd.	1,500	22,645
	Mitsubishi Logisnext Co., Ltd.	19,400	180,476
#	Mitsubishi Logistics Corp.	18,099	399,611
#	Mitsubishi Motors Corp.	105,600	299,258
	Mitsubishi Paper Mills, Ltd.	2,600	9,184
	Mitsubishi Pencil Co., Ltd.	5,300	66,333
	Mitsubishi Research Institute, Inc.	1,800	60,995
	Mitsubishi Shokuhin Co., Ltd.	5,000	126,185
	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	7,184
	Mitsubishi UFJ Financial Group, Inc.	1,158,800	4,681,552
	Mitsubishi UFJ Lease & Finance Co., Ltd.	164,700	786,449
	Mitsuboshi Belting, Ltd.	4,000	54,769
	Mitsui Chemicals, Inc.	36,000	706,789
*	Mitsui E&S Holdings Co., Ltd.	28,700	162,153
	Mitsui Fudosan Co., Ltd.	84,300	1,550,019

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui Mining & Smelting Co., Ltd.	19,200	$358,218
	Mitsui-Soko Holdings Co., Ltd.	4,800	65,033
	Mitsuuroko Group Holdings Co., Ltd.	11,100	114,237
	Miura Co., Ltd.	3,100	127,911
	Mixi, Inc.	16,800	289,870
	Miyaji Engineering Group, Inc.	1,000	14,858
	Miyazaki Bank, Ltd. (The)	2,300	49,585
	Miyoshi Oil & Fat Co., Ltd.	1,900	18,940
	Mizuho Financial Group, Inc.	1,281,815	1,492,570
	Mizuho Financial Group, Inc., ADR	19,384	45,359
	Mizuho Leasing Co., Ltd.	7,300	140,350
#	Mizuho Medy Co., Ltd.	700	10,523
	Mizuno Corp.	6,300	109,295
#*	Mobile Factory, Inc.	900	8,235
	Mochida Pharmaceutical Co., Ltd.	1,600	62,601
#	Modec, Inc.	10,900	154,444
	Monex Group, Inc.	57,800	113,270
	Money Partners Group Co., Ltd.	3,000	5,823
	Monogatari Corp. (The)	1,200	71,385
#	MonotaRO Co., Ltd.	20,800	668,333
	Morinaga & Co., Ltd.	14,400	591,770
	Morinaga Milk Industry Co., Ltd.	6,900	267,430
	Moriroku Holdings Co., Ltd.	600	8,192
	Morita Holdings Corp.	6,200	95,275
	Morito Co., Ltd.	5,400	33,331
	Morningstar Japan KK	3,100	10,239
	Morozoff, Ltd.	300	15,229
	Mory Industries, Inc.	400	8,699
	MrMax Holdings, Ltd.	9,200	35,804
	MS&AD Insurance Group Holdings, Inc.	53,352	1,537,076
	MTI, Ltd.	4,000	20,505
	Mugen Estate Co., Ltd.	5,700	24,698
	Murakami Corp.	1,300	27,308
	Murata Manufacturing Co., Ltd.	5,000	281,735
	Musashino Bank, Ltd. (The)	3,800	47,860
	N Field Co., Ltd.	2,900	11,647
	Nabtesco Corp.	39,100	1,118,860
	NAC Co., Ltd.	5,200	40,358
	Nachi-Fujikoshi Corp.	3,500	101,222
	Nafco Co., Ltd.	4,400	48,035
#	Nagano Bank, Ltd. (The)	1,400	14,981
	Nagano Keiki Co., Ltd.	4,600	33,364
	Nagase & Co., Ltd.	35,400	425,814
	Nagatanien Holdings Co., Ltd.	2,800	57,584
	Nagawa Co., Ltd.	600	41,656
	Nagoya Railroad Co., Ltd.	19,900	569,461
	Nakabayashi Co., Ltd.	8,000	41,534
	Nakamuraya Co., Ltd.	600	21,636
	Nakanishi, Inc.	4,600	62,776
#	Nakano Corp.	6,500	21,538
	Nakayamafuku Co., Ltd.	2,400	10,461
	Namura Shipbuilding Co., Ltd.	16,000	27,374
	Nankai Electric Railway Co., Ltd.	14,900	332,630
	Nanto Bank, Ltd. (The)	4,100	85,987
	Natori Co., Ltd.	2,000	31,922
	NEC Capital Solutions, Ltd.	4,700	81,779
	NEC Corp.	38,400	1,473,592
	NEC Networks & System Integration Corp.	6,200	266,797
	NET One Systems Co., Ltd.	35,300	1,017,612

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Neturen Co., Ltd.	14,100	$76,486
#	New Art Holdings Co., Ltd.	1,600	8,166
	Nexon Co., Ltd.	34,200	552,193
	Nextage Co., Ltd.	15,000	101,170
#	Nexyz Group Corp.	4,900	45,497
	NF Corp.	1,100	16,620
#	NFC Holdings, Inc.	600	10,159
	NGK Insulators, Ltd.	18,900	247,265
	NGK Spark Plug Co., Ltd.	23,600	353,344
	NHK Spring Co., Ltd.	66,200	438,031
	Nicca Chemical Co., Ltd.	3,100	25,054
	Nichia Steel Works, Ltd.	1,000	2,351
	Nichias Corp.	10,100	200,787
	Nichiban Co., Ltd.	1,500	20,963
	Nichiden Corp.	4,700	89,538
	Nichiha Corp.	4,800	87,681
	NichiiGakkan Co., Ltd.	16,000	160,535
	Nichi-iko Pharmaceutical Co., Ltd.	10,500	136,519
	Nichirei Corp.	18,000	450,283
	Nichireki Co., Ltd.	5,000	66,255
	Nichirin Co., Ltd.	1,430	16,441
#	Nidec Corp.	22,500	1,309,816
	Nidec Corp., Sponsored ADR	10,600	157,940
	Nifco, Inc.	55,600	1,073,568
	Nihon Chouzai Co., Ltd.	4,500	74,443
*	Nihon Dempa Kogyo Co., Ltd.	4,500	17,210
	Nihon Dengi Co., Ltd.	900	26,290
	Nihon Flush Co., Ltd.	3,000	33,635
	Nihon House Holdings Co., Ltd.	14,000	36,026
#	Nihon Kagaku Sangyo Co., Ltd.	2,300	20,046
	Nihon Kohden Corp.	23,700	847,739
	Nihon M&A Center, Inc.	26,500	864,493
	Nihon Nohyaku Co., Ltd.	14,300	57,224
	Nihon Parkerizing Co., Ltd.	25,100	256,858
	Nihon Plast Co., Ltd.	4,600	18,548
	Nihon Unisys, Ltd.	35,200	1,018,015
	Nihon Yamamura Glass Co., Ltd.	1,200	9,276
#	Niitaka Co., Ltd.	500	11,696
	Nikkiso Co., Ltd.	21,800	169,625
	Nikko Co., Ltd.	9,800	51,171
	Nikkon Holdings Co., Ltd.	10,000	194,175
	Nikon Corp.	76,100	707,868
	Nintendo Co., Ltd.	16,600	6,854,538
	Nippi, Inc.	600	18,731
	Nippo Corp.	7,300	164,167
	Nippon Air Conditioning Services Co., Ltd.	2,400	15,811
	Nippon Aqua Co., Ltd.	2,000	10,977
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	28,140
	Nippon Carbide Industries Co., Inc.	2,000	19,518
	Nippon Carbon Co., Ltd.	1,400	42,935
#	Nippon Chemical Industrial Co., Ltd.	1,300	27,091
	Nippon Chemiphar Co., Ltd.	500	11,965
#	Nippon Coke & Engineering Co., Ltd.	41,900	21,648
	Nippon Commercial Development Co., Ltd.	3,900	49,854
	Nippon Concept Corp.	1,200	16,387
	Nippon Concrete Industries Co., Ltd.	700	1,630
	Nippon Densetsu Kogyo Co., Ltd.	11,300	220,248
	Nippon Dry-Chemical Co., Ltd.	2,100	27,074
	Nippon Express Co., Ltd.	21,000	1,025,684

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Felt Co., Ltd.	2,900	$12,340
	Nippon Fine Chemical Co., Ltd.	5,100	69,891
	Nippon Flour Mills Co., Ltd.	8,900	140,105
	Nippon Gas Co., Ltd.	17,700	583,726
	Nippon Hume Corp.	3,300	18,641
	Nippon Kanzai Co., Ltd.	500	8,552
	Nippon Kayaku Co., Ltd.	50,700	490,470
	Nippon Kodoshi Corp.	800	6,300
	Nippon Koei Co., Ltd.	3,500	100,187
	Nippon Light Metal Holdings Co., Ltd.	185,600	292,305
	Nippon Paint Holdings Co., Ltd.	15,500	895,829
	Nippon Paper Industries Co., Ltd.	9,200	131,379
	Nippon Parking Development Co., Ltd., Class C	53,600	64,699
	Nippon Pillar Packing Co., Ltd.	10,100	127,981
	Nippon Piston Ring Co., Ltd.	900	9,824
	Nippon Road Co., Ltd. (The)	1,000	60,305
	Nippon Seiki Co., Ltd.	9,100	97,920
	Nippon Seisen Co., Ltd.	1,200	32,991
*	Nippon Sharyo, Ltd.	3,700	94,662
	Nippon Shinyaku Co., Ltd.	4,600	323,029
#	Nippon Shokubai Co., Ltd.	5,000	236,131
	Nippon Signal Co., Ltd.	12,900	119,927
	Nippon Soda Co., Ltd.	9,900	254,011
	Nippon Steel Trading Corp.	4,600	144,924
#	Nippon Suisan Kaisha, Ltd.	83,500	371,530
	Nippon Systemware Co., Ltd.	2,000	37,268
	Nippon Telegraph & Telephone Corp.	122,800	2,796,603
	Nippon Thompson Co., Ltd.	19,900	68,714
	Nippon Yakin Kogyo Co., Ltd.	1,140	17,502
	Nipro Corp.	56,900	636,406
#	Nishimatsu Construction Co., Ltd.	15,000	284,037
	Nishimatsuya Chain Co., Ltd.	17,400	137,655
	Nishimoto Co., Ltd.	2,100	35,282
	Nishi-Nippon Financial Holdings, Inc.	18,000	105,050
	Nishi-Nippon Railroad Co., Ltd.	8,200	200,713
	Nishio Rent All Co., Ltd.	7,600	156,491
	Nissan Chemical Corp.	27,600	1,058,975
	Nissan Motor Co., Ltd.	268,600	914,258
	Nissan Shatai Co., Ltd.	21,900	175,318
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	10,448
	Nissei ASB Machine Co., Ltd.	2,600	69,970
	Nissei Plastic Industrial Co., Ltd.	4,000	36,614
	Nissha Co., Ltd.	6,800	49,660
	Nisshin Group Holdings Co., Ltd.	14,600	54,362
	Nisshin Oillio Group, Ltd. (The)	8,800	289,396
	Nisshin Seifun Group, Inc.	17,980	279,375
	Nisshinbo Holdings, Inc.	26,604	185,490
	Nissin Electric Co., Ltd.	10,200	94,754
	Nissin Foods Holdings Co., Ltd.	1,600	131,526
	Nissin Kogyo Co., Ltd.	5,300	109,965
	Nissin Sugar Co., Ltd.	2,600	45,931
	Nisso Corp.	4,200	18,526
	Nissui Pharmaceutical Co., Ltd.	3,800	43,768
	Nitori Holdings Co., Ltd.	7,900	1,210,878
	Nitta Corp.	4,200	75,156
	Nitta Gelatin, Inc.	5,200	33,238
	Nitto Boseki Co., Ltd.	1,600	75,671
	Nitto Denko Corp.	27,900	1,393,701
	Nitto Fuji Flour Milling Co., Ltd.	300	16,473

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Kogyo Corp.	7,600	$128,035
	Nitto Kohki Co., Ltd.	3,300	57,561
	Nitto Seiko Co., Ltd.	8,700	38,364
	Nittoc Construction Co., Ltd.	4,800	31,448
	NJS Co., Ltd.	3,300	48,169
	Noda Corp.	1,400	7,956
	Noevir Holdings Co., Ltd.	5,600	262,326
	NOF Corp.	18,600	616,343
	Nohmi Bosai, Ltd.	4,900	98,624
	Nojima Corp.	15,400	266,928
	Nomura Co., Ltd.	32,200	243,925
	Nomura Holdings, Inc.	292,000	1,211,688
	Nomura Holdings, Inc., Sponsored ADR	22,606	93,589
	Nomura Real Estate Holdings, Inc.	36,900	600,003
	Nomura Research Institute, Ltd.	33,266	814,386
	Noritake Co., Ltd.	1,700	55,676
	Noritsu Koki Co., Ltd.	5,700	65,766
	Noritz Corp.	9,800	109,020
	NS Solutions Corp.	11,100	280,382
	NS Tool Co., Ltd.	1,900	46,670
	NSD Co., Ltd.	19,500	276,126
	NSK, Ltd.	53,000	366,847
	NTN Corp.	106,000	203,311
	NTT Data Corp.	101,000	1,030,621
	NTT DOCOMO, Inc.	94,800	2,793,872
	Obara Group, Inc.	2,600	67,364
	Obayashi Corp.	209,500	1,831,155
	OBIC Business Consultants Co., Ltd.	2,300	102,843
	Obic Co., Ltd.	2,800	420,172
	Ochi Holdings Co., Ltd.	800	10,525
	Odakyu Electric Railway Co., Ltd.	20,700	456,483
	Oenon Holdings, Inc.	11,900	43,026
	Ogaki Kyoritsu Bank, Ltd. (The)	5,600	114,264
#	Ohara, Inc.	700	5,936
	Ohashi Technica, Inc.	2,500	33,291
#	Ohba Co., Ltd.	3,000	16,690
	Ohmoto Gumi Co., Ltd.	100	3,914
	Ohsho Food Service Corp.	1,000	53,201
	Oiles Corp.	5,300	68,553
	Oita Bank, Ltd. (The)	1,900	37,849
	Oji Holdings Corp.	93,900	476,776
	Okabe Co., Ltd.	10,800	75,803
	Okamoto Industries, Inc.	3,000	120,353
	Okamoto Machine Tool Works, Ltd.	400	8,625
	Okamura Corp.	20,900	151,046
#	Okasan Securities Group, Inc.	44,000	133,058
	Oki Electric Industry Co., Ltd.	32,200	309,733
	Okinawa Cellular Telephone Co.	3,400	129,830
*	OKK Corp.	800	3,450
#	OKUMA Corp.	7,800	294,097
	Okumura Corp.	10,600	226,172
	Okura Industrial Co., Ltd.	3,400	49,500
	Okuwa Co., Ltd.	8,300	112,906
#	Olympic Group Corp.	2,900	17,661
	Olympus Corp.	132,600	2,103,946
	Omron Corp.	15,200	892,774
	Ono Pharmaceutical Co., Ltd.	17,900	431,252
	Onoken Co., Ltd.	5,400	57,473
	Onward Holdings Co., Ltd.	40,800	127,650

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ootoya Holdings Co., Ltd.	1,200	$21,893
*	Open Door, Inc.	2,900	25,711
	Open House Co., Ltd.	41,700	908,981
	Optex Group Co., Ltd.	4,600	52,366
*	Optim Corp.	5,000	99,052
	Oracle Corp.	4,600	473,561
	Organo Corp.	2,200	116,848
	Orient Corp.	133,000	152,125
	Oriental Consultants Holdings Co., Ltd.	2,100	36,202
	Oriental Land Co., Ltd.	10,100	1,277,096
	Origin Co., Ltd.	1,200	16,164
	Oro Co., Ltd.	1,800	52,265
	Osaka Gas Co., Ltd.	25,800	480,442
	Osaka Organic Chemical Industry, Ltd.	1,300	20,783
	Osaka Soda Co., Ltd.	2,800	63,880
	Osaki Electric Co., Ltd.	9,400	45,191
	OSG Corp.	15,200	197,479
	OSJB Holdings Corp.	40,000	85,965
	Otsuka Corp.	27,500	1,245,136
	Otsuka Holdings Co., Ltd.	7,300	286,920
	OUG Holdings, Inc.	1,000	24,582
	Outsourcing, Inc.	57,700	272,767
	Oyo Corp.	6,700	78,413
#	Ozu Corp.	700	12,205
	Pacific Industrial Co., Ltd.	8,800	74,572
	Pack Corp. (The)	3,300	104,428
	PAL GROUP Holdings Co., Ltd.	5,900	69,016
	PALTAC Corp.	6,300	329,011
	Pan Pacific International Holdings Corp.	52,100	1,009,369
	Panasonic Corp.	339,600	2,588,766
#	Panasonic Corp., Sponsored ADR	24,160	182,891
#	PAPYLESS Co., Ltd.	1,300	24,932
#	Paraca, Inc.	900	13,065
	Paramount Bed Holdings Co., Ltd.	4,800	198,018
	Paris Miki Holdings, Inc.	2,800	6,935
	Park24 Co., Ltd.	50,200	788,189
	Parker Corp.	5,500	20,233
	Pasco Corp.	2,100	29,268
	Pasona Group, Inc.	16,200	160,900
	PC Depot Corp.	9,220	46,144
#	PCA Corp.	600	20,287
	PCI Holdings, Inc.	2,900	23,152
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	23,256
	Penta-Ocean Construction Co., Ltd.	114,900	580,461
#	Pepper Food Service Co., Ltd.	600	2,610
*	PeptiDream, Inc.	13,400	499,802
	Persol Holdings Co., Ltd.	114,700	1,319,138
#	Phil Co., Inc.	300	7,707
#	PIA Corp.	1,700	46,274
	Pickles Corp.	1,200	25,037
	Pigeon Corp.	11,500	409,513
	Pilot Corp.	11,100	371,879
	Piolax, Inc.	5,600	83,371
	Pola Orbis Holdings, Inc.	24,500	437,213
	Poletowin Pitcrew Holdings, Inc.	14,300	118,138
#	Premium Group Co., Ltd.	3,300	53,881
	Press Kogyo Co., Ltd.	12,400	30,562
	Pressance Corp.	12,300	125,882
	Prestige International, Inc.	28,100	219,493

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pronexus, Inc.	4,500	$45,212
*	Prored Partners Co., Ltd.	500	18,951
	Pro-Ship, Inc.	2,100	22,114
#	Prospect Co., Ltd.	140,700	32,264
	PS Mitsubishi Construction Co., Ltd.	11,100	54,476
	Punch Industry Co., Ltd.	8,400	26,962
	QB Net Holdings Co., Ltd.	2,700	45,643
	Qol Holdings Co., Ltd.	9,500	105,031
	Quick Co., Ltd.	7,200	68,434
*	Raccoon Holdings, Inc.	2,900	17,338
	Raito Kogyo Co., Ltd.	9,700	120,632
	Raiznext Corp.	11,000	121,711
#	Rakus Co., Ltd.	12,500	198,007
	Rakuten, Inc.	180,800	1,533,045
	Rasa Corp.	2,500	19,246
#	Rasa Industries, Ltd.	4,100	47,302
#	Raysum Co., Ltd.	5,700	47,184
	Recruit Holdings Co., Ltd.	255,100	7,441,569
	Relia, Inc.	16,800	177,091
	Relo Group, Inc.	38,000	823,170
	Renaissance, Inc.	3,900	36,457
	Rengo Co., Ltd.	68,200	531,324
#*	RENOVA, Inc.	6,300	63,273
*	Renown, Inc.	2,100	1,510
	Retail Partners Co., Ltd.	7,900	92,706
	Rheon Automatic Machinery Co., Ltd.	1,500	16,969
	Rhythm Watch Co., Ltd.	900	5,329
#	Ricoh Co., Ltd.	125,500	855,469
	Ricoh Leasing Co., Ltd.	8,200	218,285
#	Ride On Express Holdings Co., Ltd.	3,000	41,410
#*	Right On Co., Ltd.	2,600	11,402
	Riken Keiki Co., Ltd.	2,700	51,987
	Riken Technos Corp.	13,600	55,726
	Rinnai Corp.	5,600	424,175
	Rion Co., Ltd.	1,600	33,002
*	Riso Kagaku Corp.	4,400	59,067
#	Rix Corp.	900	12,624
#	Rock Field Co., Ltd.	2,200	26,637
	Rohto Pharmaceutical Co., Ltd.	26,400	768,123
	Rokko Butter Co., Ltd.	1,000	13,251
	Roland DG Corp.	3,000	36,823
	Rorze Corp.	2,000	82,288
#	Round One Corp.	15,100	123,647
#*	Rozetta Corp.	600	15,563
	Ryobi, Ltd.	4,800	56,556
	Ryoden Corp.	7,900	97,273
	Ryohin Keikaku Co., Ltd.	116,900	1,391,285
	Ryosan Co., Ltd.	10,000	218,678
	Ryoyo Electro Corp.	7,100	159,411
	S Foods, Inc.	2,300	48,568
#	S&B Foods, Inc.	1,300	48,056
	Sac’s Bar Holdings, Inc.	5,000	25,652
	Sagami Rubber Industries Co., Ltd.	2,000	30,630
#	Saibu Gas Co., Ltd.	12,500	309,984
	Saison Information Systems Co., Ltd.	3,100	51,247
	Saizeriya Co., Ltd.	3,900	77,310
	Sakai Chemical Industry Co., Ltd.	3,600	60,313
	Sakai Heavy Industries, Ltd.	1,000	19,253
	Sakai Moving Service Co., Ltd.	1,800	94,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Ovex Co., Ltd.	1,400	$26,671
	Sakata INX Corp.	23,000	205,378
#	Sakura Internet, Inc.	8,400	44,344
#	Sala Corp.	17,200	90,565
	SAMTY Co., Ltd.	14,700	190,172
	San Holdings, Inc.	1,000	11,895
	San ju San Financial Group, Inc.	3,210	45,765
	San-A Co., Ltd.	3,100	124,887
	San-Ai Oil Co., Ltd.	30,700	311,679
#*	Sanden Holdings Corp.	2,700	8,651
	Sanei Architecture Planning Co., Ltd.	3,700	41,051
	Sangetsu Corp.	9,700	144,366
	San-In Godo Bank, Ltd. (The)	19,900	104,392
*	Sanix, Inc.	16,200	45,119
	Sanken Electric Co., Ltd.	3,399	70,841
	Sanki Engineering Co., Ltd.	20,800	234,536
	Sankyo Co., Ltd.	8,000	219,652
	Sankyo Frontier Co., Ltd.	1,000	29,323
	Sankyo Seiko Co., Ltd.	18,900	81,363
	Sankyo Tateyama, Inc.	4,500	37,093
	Sankyu, Inc.	13,500	518,776
	Sanoh Industrial Co., Ltd.	2,800	18,100
#	Sansei Technologies, Inc.	1,300	7,057
	Sansha Electric Manufacturing Co., Ltd.	1,000	5,018
	Sanshin Electronics Co., Ltd.	5,000	69,643
	Santen Pharmaceutical Co., Ltd.	21,000	371,734
	Sanwa Holdings Corp.	90,200	699,926
	Sanyo Chemical Industries, Ltd.	3,200	126,064
	Sanyo Denki Co., Ltd.	2,800	122,994
	Sanyo Electric Railway Co., Ltd.	1,400	27,628
	Sanyo Shokai, Ltd.	4,300	35,906
	Sanyo Trading Co., Ltd.	8,000	64,139
	Sapporo Holdings, Ltd.	24,100	458,772
	Sato Holdings Corp.	7,400	152,172
#	Sato Shoji Corp.	3,800	28,622
	Satori Electric Co., Ltd.	2,400	18,287
#	Sawada Holdings Co., Ltd.	4,800	40,099
	Sawai Pharmaceutical Co., Ltd.	5,400	294,863
	Saxa Holdings, Inc.	1,300	20,707
	SB Technology Corp.	3,000	74,484
	SBI Holdings, Inc.	74,600	1,393,329
*	SBI Insurance Group Co., Ltd.	1,900	16,048
	SBS Holdings, Inc.	4,500	76,094
	Scala, Inc.	6,000	28,150
	SCREEN Holdings Co., Ltd.	9,400	454,010
	Scroll Corp.	7,900	23,807
	SCSK Corp.	10,243	463,694
#	SEC Carbon, Ltd.	200	11,845
	Secom Co., Ltd.	12,400	1,031,919
	Secom Joshinetsu Co., Ltd.	200	6,239
#	Seed Co., Ltd.	2,100	15,746
	Sega Sammy Holdings, Inc.	39,900	483,302
	Seibu Holdings, Inc.	38,000	455,892
	Seika Corp.	4,100	42,650
	Seikagaku Corp.	7,100	70,325
	Seikitokyu Kogyo Co., Ltd.	4,600	34,133
	Seiko Epson Corp.	50,400	572,321
	Seiko Holdings Corp.	5,200	86,338
	Seiko PMC Corp.	3,900	23,665

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co., Ltd.	19,500	$232,149
	Seiren Co., Ltd.	12,500	148,000
	Sekisui Chemical Co., Ltd.	19,200	243,343
	Sekisui House, Ltd.	59,500	1,020,705
	Sekisui Jushi Corp.	5,800	117,926
	Sekisui Plastics Co., Ltd.	9,600	53,712
	Senko Group Holdings Co., Ltd.	37,520	305,782
	Senshu Electric Co., Ltd.	4,100	94,855
	Senshu Ikeda Holdings, Inc.	30,200	47,144
	Senshukai Co., Ltd.	11,400	37,134
	Seria Co., Ltd.	16,200	526,506
	Seven & I Holdings Co., Ltd.	97,600	3,232,224
	Seven Bank, Ltd.	282,000	764,449
#	SFP Holdings Co., Ltd.	2,000	24,884
	SG Holdings Co., Ltd.	18,400	511,944
	Sharp Corp.	25,500	280,706
	Shibaura Electronics Co., Ltd.	1,200	25,965
	Shibaura Machine Co., Ltd.	4,700	92,463
	Shibaura Mechatronics Corp.	1,700	42,690
	Shibusawa Warehouse Co., Ltd. (The)	900	18,726
	Shibuya Corp.	3,000	73,836
*	Shidax Corp.	3,800	9,415
#	Shikibo, Ltd.	3,500	34,536
	Shikoku Bank, Ltd. (The)	3,800	29,494
	Shikoku Chemicals Corp.	14,500	147,310
	Shima Seiki Manufacturing, Ltd.	8,300	124,923
	Shimachu Co., Ltd.	7,300	182,309
	Shimadzu Corp.	19,200	478,155
	Shimamura Co., Ltd.	5,400	340,450
	Shimano, Inc.	2,600	383,125
	Shimizu Bank, Ltd. (The)	1,900	32,038
#	Shimizu Corp.	161,100	1,237,258
	Shimojima Co., Ltd.	4,600	52,926
	Shin Nippon Air Technologies Co., Ltd.	3,000	62,306
#	Shin Nippon Biomedical Laboratories, Ltd.	3,700	21,432
	Shinagawa Refractories Co., Ltd.	1,700	34,524
	Shindengen Electric Manufacturing Co., Ltd.	1,000	23,057
	Shin-Etsu Chemical Co., Ltd.	33,000	3,639,966
	Shin-Etsu Polymer Co., Ltd.	15,700	122,404
	Shin-Keisei Electric Railway Co., Ltd.	600	11,442
	Shinki Bus Co., Ltd.	800	23,407
	Shinko Electric Industries Co., Ltd.	8,000	99,857
	Shinko Shoji Co., Ltd.	6,600	53,224
	Shinmaywa Industries, Ltd.	12,400	125,937
	Shinnihon Corp.	8,500	60,506
	Shinoken Group Co., Ltd.	16,300	120,618
*	Shinsei Bank, Ltd.	53,800	648,985
	Shinsho Corp.	800	13,440
	Shinwa Co., Ltd.	2,600	43,097
	Shinwa Co., Ltd.	2,600	16,696
	Shionogi & Co., Ltd.	22,500	1,242,619
	Ship Healthcare Holdings, Inc.	12,600	569,858
	Shiseido Co., Ltd.	75,000	4,409,490
	Shizuki Electric Co., Inc.	1,200	5,210
	Shizuoka Bank, Ltd. (The)	28,000	169,994
	Shizuoka Gas Co., Ltd.	17,900	160,846
	SHO-BOND Holdings Co., Ltd.	5,900	236,786
	Shoei Co., Ltd.	7,000	133,162
	Shoei Foods Corp.	1,500	54,665

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shofu, Inc.	2,000	$29,701
	Showa Corp.	8,700	182,812
	Showa Denko K.K.	44,100	965,258
	Showa Sangyo Co., Ltd.	2,600	77,861
	Sigma Koki Co., Ltd.	700	7,259
	SIGMAXYZ, Inc.	3,900	54,987
	Sinanen Holdings Co., Ltd.	3,000	76,826
	Sinfonia Technology Co., Ltd.	7,000	66,287
	Sinko Industries, Ltd.	5,800	75,328
	Sintokogio, Ltd.	8,900	61,523
	SK-Electronics Co., Ltd.	3,800	37,307
	SKY Perfect JSAT Holdings, Inc.	42,800	160,901
#	Skylark Holdings Co., Ltd.	49,100	725,772
	SMC Corp.	2,200	994,449
	SMK Corp.	800	19,109
	SMS Co., Ltd.	29,600	645,171
	Snow Peak, Inc.	2,500	18,004
	SNT Corp.	2,900	6,755
	Soda Nikka Co., Ltd.	6,600	36,659
	Sodick Co., Ltd.	14,600	100,626
	Soft99 Corp.	1,100	8,405
#	Softbank Corp.	80,400	1,094,885
	SoftBank Group Corp.	232,868	9,981,346
	Softbrain Co., Ltd.	5,000	21,523
	Softcreate Holdings Corp.	3,500	59,669
	Software Service, Inc.	900	84,633
	Sohgo Security Services Co., Ltd.	7,500	357,765
#	Soiken Holdings, Inc.	9,300	38,672
	Soken Chemical & Engineering Co., Ltd.	3,500	35,145
#	Solasto Corp.	14,400	146,676
	SoldOut, Inc.	800	16,205
	Soliton Systems K.K.	5,500	68,781
	Sompo Holdings, Inc.	37,500	1,216,332
	Sony Corp.	156,300	10,058,542
	Sony Financial Holdings, Inc.	20,400	386,716
	Sotetsu Holdings, Inc.	13,100	335,892
	Sotoh Co., Ltd.	2,400	20,839
#	Sourcenext Corp.	6,200	18,099
#	Space Co., Ltd.	2,900	28,056
	Space Value Holdings Co., Ltd.	5,400	17,035
#	Sparx Group Co., Ltd.	29,800	47,702
	SPK Corp.	2,500	30,175
	S-Pool, Inc.	26,800	183,148
	Sprix, Ltd.	3,000	24,050
	Square Enix Holdings Co., Ltd.	13,200	541,016
	SRA Holdings	5,500	109,721
*	SRS Holdings Co., Ltd.	2,600	20,359
	St Marc Holdings Co., Ltd.	2,500	41,743
	Star Mica Holdings Co., Ltd.	5,300	72,314
	Star Micronics Co., Ltd.	9,000	99,360
	Starts Corp., Inc.	13,600	263,094
	St-Care Holding Corp.	1,700	6,396
	Stella Chemifa Corp.	2,700	58,881
	Step Co., Ltd.	1,000	12,804
	Strike Co., Ltd.	2,000	80,877
	Studio Alice Co., Ltd.	3,300	44,430
	Subaru Corp.	63,300	1,266,918
	Subaru Enterprise Co., Ltd.	500	36,442
	Sugi Holdings Co., Ltd.	11,100	669,352

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sugimoto & Co., Ltd.	3,600	$57,728
	Sumida Corp.	6,400	41,632
#	Suminoe Textile Co., Ltd.	500	8,269
	Sumitomo Bakelite Co., Ltd.	12,500	322,858
	Sumitomo Chemical Co., Ltd.	326,931	1,002,763
	Sumitomo Dainippon Pharma Co., Ltd.	36,400	503,617
	Sumitomo Densetsu Co., Ltd.	6,500	135,298
	Sumitomo Electric Industries, Ltd.	78,500	807,643
	Sumitomo Forestry Co., Ltd.	43,900	542,345
	Sumitomo Heavy Industries, Ltd.	32,500	684,910
	Sumitomo Metal Mining Co., Ltd.	28,800	717,783
	Sumitomo Mitsui Construction Co., Ltd.	61,200	252,533
	Sumitomo Mitsui Financial Group, Inc.	94,700	2,490,347
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	145,156	763,521
	Sumitomo Mitsui Trust Holdings, Inc.	30,400	885,148
*	Sumitomo Precision Products Co., Ltd.	700	14,313
	Sumitomo Realty & Development Co., Ltd.	29,000	776,694
	Sumitomo Riko Co., Ltd.	4,100	21,926
	Sumitomo Seika Chemicals Co., Ltd.	3,000	82,286
	Sumitomo Warehouse Co., Ltd. (The)	11,800	134,694
	Sun Frontier Fudousan Co., Ltd.	15,400	122,338
	Suncall Corp.	2,600	9,299
	Sundrug Co., Ltd.	16,500	564,935
	Suntory Beverage & Food, Ltd.	14,700	553,577
	Sun-Wa Technos Corp.	4,000	30,599
	Suruga Bank, Ltd.	10,500	36,485
	Sushiro Global Holdings, Ltd.	16,400	252,943
	Suzuden Corp.	2,200	23,876
	Suzuken Co., Ltd.	13,890	535,299
	Suzuki Co., Ltd.	2,800	18,785
	Suzuki Motor Corp.	47,200	1,506,400
	SWCC Showa Holdings Co., Ltd.	7,100	72,743
	Sysmex Corp.	22,600	1,561,371
#	System Information Co., Ltd.	1,100	8,360
	System Research Co., Ltd.	2,300	32,363
	Systems Engineering Consultants Co., Ltd.	1,000	28,685
	Systena Corp.	19,700	276,954
	Syuppin Co., Ltd.	10,000	67,266
	T Hasegawa Co., Ltd.	7,500	150,386
	T RAD Co., Ltd.	800	10,033
	T&D Holdings, Inc.	66,200	572,217
	T&K Toka Co., Ltd.	9,500	63,932
	Tachibana Eletech Co., Ltd.	3,100	42,603
	Tachikawa Corp.	2,200	22,360
	Tachi-S Co., Ltd.	6,400	55,993
#	Tadano, Ltd.	30,700	234,172
	Taihei Dengyo Kaisha, Ltd.	4,500	92,045
	Taiho Kogyo Co., Ltd.	1,600	7,698
	Taikisha, Ltd.	9,400	273,759
	Taiko Bank, Ltd. (The)	1,400	19,849
	Taiko Pharmaceutical Co., Ltd.	3,600	55,143
	Taisei Corp.	43,900	1,368,455
	Taisei Lamick Co., Ltd.	2,300	55,784
	Taisei Oncho Co., Ltd.	1,200	19,189
	Taisho Pharmaceutical Holdings Co., Ltd.	4,500	281,143
	Taiyo Holdings Co., Ltd.	4,700	192,189
	Taiyo Nippon Sanso Corp.	9,700	150,454
	Takachiho Koheki Co., Ltd.	1,200	10,288
	Takamatsu Construction Group Co., Ltd.	5,600	114,970

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takamiya Co., Ltd.	8,300	$32,449
	Takano Co., Ltd.	1,800	11,663
	Takaoka Toko Co., Ltd.	3,000	25,906
	Takara Bio, Inc.	4,700	104,880
#	Takara Holdings, Inc.	1,400	10,303
	Takara Leben Co., Ltd.	37,200	121,821
#	Takara Printing Co., Ltd.	2,300	38,643
	Takara Standard Co., Ltd.	12,200	179,798
	Takasago International Corp.	7,500	158,996
	Takasago Thermal Engineering Co., Ltd.	16,000	252,209
	Takashima & Co., Ltd.	700	9,861
	Takashimaya Co., Ltd.	45,200	408,480
	Take And Give Needs Co., Ltd.	1,500	9,525
	TAKEBISHI Corp.	1,000	12,661
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	103,191
	Takeda Pharmaceutical Co., Ltd.	75,330	2,716,508
	Takeei Corp.	6,200	46,230
	Takeuchi Manufacturing Co., Ltd.	10,900	156,645
	Takihyo Co., Ltd.	2,000	30,040
	Takisawa Machine Tool Co., Ltd.	1,100	11,332
	Takuma Co., Ltd.	15,000	162,174
#	Tama Home Co., Ltd.	6,300	73,120
	Tamagawa Holdings Co., Ltd.	1,300	25,962
	Tamron Co., Ltd.	3,000	49,912
	Tanseisha Co., Ltd.	10,000	64,135
	Tatsuta Electric Wire and Cable Co., Ltd.	13,000	63,094
	Tayca Corp.	6,000	83,797
#	Tbk Co., Ltd.	3,900	17,234
	TDC Soft, Inc.	3,600	28,054
	TechMatrix Corp.	5,200	129,923
	TECHNO ASSOCIE Co., Ltd.	3,000	23,997
#	Techno Horizon Holdings Co., Ltd.	4,600	26,599
	Techno Ryowa, Ltd.	4,200	30,789
	Techno Smart Corp.	1,700	12,572
	TechnoPro Holdings, Inc.	15,400	877,274
	Teijin, Ltd.	69,000	1,100,394
	Teikoku Electric Manufacturing Co., Ltd.	2,000	24,541
	Teikoku Sen-I Co., Ltd.	3,900	79,472
	Teikoku Tsushin Kogyo Co., Ltd.	900	9,967
	Tekken Corp.	4,000	79,067
#	Temairazu, Inc.	200	8,152
	Tenma Corp.	4,000	57,704
#	Tenpos Holdings Co., Ltd.	900	15,904
	Terumo Corp.	25,000	829,565
	T-Gaia Corp.	8,600	170,847
	THK Co., Ltd.	15,600	372,915
	Tigers Polymer Corp.	2,500	10,569
	TIS, Inc.	31,900	608,313
	TKC Corp.	2,600	128,400
	Toa Corp.	2,900	19,262
	Toa Corp.	5,700	74,750
	Toa Oil Co., Ltd.	300	4,920
	TOA ROAD Corp.	900	24,246
	Toagosei Co., Ltd.	36,000	329,376
	Tobishima Corp.	7,330	72,556
	Tobu Railway Co., Ltd.	11,700	396,864
	TOC Co., Ltd.	16,000	99,284
	Tocalo Co., Ltd.	21,200	208,716
	Tochigi Bank, Ltd. (The)	17,000	24,526

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Toda Corp.	57,500	$334,022
*	Toda Kogyo Corp.	800	9,561
#	Toei Animation Co., Ltd.	2,600	128,420
	Toei Co., Ltd.	1,500	186,302
#	Toell Co., Ltd.	300	1,887
	Toenec Corp.	3,800	115,198
	Toho Bank, Ltd. (The)	24,600	57,274
	Toho Co., Ltd.	9,400	307,828
#	Toho Co., Ltd.	2,300	36,943
	Toho Gas Co., Ltd.	23,200	1,139,924
	Toho Holdings Co., Ltd.	26,100	540,530
#	Toho Titanium Co., Ltd.	4,300	24,349
*	Toho Zinc Co., Ltd.	2,300	28,077
	Tohoku Bank, Ltd. (The)	2,400	19,623
	Tohokushinsha Film Corp.	5,900	31,598
	Tohto Suisan Co., Ltd.	700	18,232
#	Tokai Carbon Co., Ltd.	53,100	439,119
	Tokai Corp.	4,500	116,464
	TOKAI Holdings Corp.	23,900	216,009
	Tokai Rika Co., Ltd.	9,500	121,026
	Tokai Tokyo Financial Holdings, Inc.	62,600	133,006
	Token Corp.	2,320	159,283
	Tokio Marine Holdings, Inc.	38,300	1,796,871
	Tokushu Tokai Paper Co., Ltd.	1,300	49,032
*	Tokyo Base Co., Ltd.	3,100	8,309
	Tokyo Broadcasting System Holdings, Inc.	9,000	139,148
	Tokyo Century Corp.	22,600	772,557
	Tokyo Dome Corp.	14,500	105,931
	Tokyo Electron Device, Ltd.	1,100	27,807
	Tokyo Electron, Ltd.	17,300	3,684,569
	Tokyo Energy & Systems, Inc.	9,200	62,193
	Tokyo Gas Co., Ltd.	34,900	765,912
	Tokyo Individualized Educational Institute, Inc.	6,800	34,087
	Tokyo Keiki, Inc.	2,900	20,255
	Tokyo Kiraboshi Financial Group, Inc.	4,285	41,699
	Tokyo Ohka Kogyo Co., Ltd.	1,400	60,212
*	Tokyo Rope Manufacturing Co., Ltd.	3,300	16,214
	Tokyo Sangyo Co., Ltd.	7,300	32,834
	Tokyo Seimitsu Co., Ltd.	8,700	281,418
	Tokyo Tatemono Co., Ltd.	61,500	691,666
	Tokyo Theatres Co., Inc.	3,200	35,172
	Tokyotokeiba Co., Ltd.	1,600	52,725
	Tokyu Construction Co., Ltd.	30,500	157,676
	Tokyu Corp.	38,983	586,763
	Tokyu Fudosan Holdings Corp.	180,000	880,599
	Tokyu Recreation Co., Ltd.	300	12,307
	Toli Corp.	14,500	34,383
	Tomato Bank, Ltd.	3,000	29,061
	Tomoe Corp.	3,500	11,305
	Tomoe Engineering Co., Ltd.	3,000	52,668
	Tomoku Co., Ltd.	2,700	38,736
	TOMONY Holdings, Inc.	21,000	70,352
	Tomy Co., Ltd.	34,900	281,882
	Tonami Holdings Co., Ltd.	1,200	59,065
	Topcon Corp.	44,000	361,277
	Toppan Forms Co., Ltd.	14,800	130,021
	Toppan Printing Co., Ltd.	17,640	262,044
	Topre Corp.	7,700	89,072
	Topy Industries, Ltd.	4,600	53,786

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	260,607	$1,194,807
	Torex Semiconductor, Ltd.	900	8,811
	Toridoll Holdings Corp.	6,400	73,073
	Torigoe Co., Ltd. (The)	3,600	30,025
	Torikizoku Co., Ltd.	2,700	38,675
	Torishima Pump Manufacturing Co., Ltd.	6,900	46,990
	Tosei Corp.	14,000	135,868
	Toshiba Corp.	23,300	577,788
	Toshiba TEC Corp.	10,000	325,635
	Totech Corp.	2,700	51,678
#	Totetsu Kogyo Co., Ltd.	5,200	134,391
	TOTO, Ltd.	10,800	375,917
	Totoku Electric Co., Ltd.	300	6,837
	Tottori Bank, Ltd. (The)	1,400	14,599
	Tow Co., Ltd.	17,400	45,051
	Towa Bank, Ltd. (The)	3,400	21,028
	Towa Corp.	7,800	67,382
	Towa Pharmaceutical Co., Ltd.	6,400	131,950
	Toyo Construction Co., Ltd.	25,400	101,430
	Toyo Corp.	4,000	38,042
	Toyo Denki Seizo K.K.	2,600	30,028
*	Toyo Engineering Corp.	18,500	64,729
	Toyo Ink SC Holdings Co., Ltd.	19,100	363,289
	Toyo Kanetsu K.K.	3,800	67,300
#	Toyo Logistics Co., Ltd.	7,500	23,063
	Toyo Machinery & Metal Co., Ltd.	5,800	21,784
#	Toyo Securities Co., Ltd.	25,300	28,741
	Toyo Seikan Group Holdings, Ltd.	33,900	343,911
	Toyo Suisan Kaisha, Ltd.	3,700	177,921
	Toyo Tanso Co., Ltd.	4,500	61,799
	Toyo Wharf & Warehouse Co., Ltd.	900	11,369
	Toyobo Co., Ltd.	22,223	258,868
	Toyoda Gosei Co., Ltd.	15,500	288,691
	Toyota Boshoku Corp.	31,100	388,277
	Toyota Industries Corp.	7,800	392,602
#	Toyota Motor Corp., Sponsored ADR	53,503	6,612,436
	Toyota Motor Corp.	198,118	12,249,014
	TPR Co., Ltd.	7,300	85,217
	Trancom Co., Ltd.	3,100	205,323
	Transaction Co., Ltd.	7,000	62,969
*	Transcosmos, Inc.	6,400	127,703
	Trend Micro, Inc.	20,400	1,034,929
	Tri Chemical Laboratories, Inc.	800	71,081
	Trusco Nakayama Corp.	15,400	333,141
	TS Tech Co., Ltd.	12,800	347,069
	TSI Holdings Co., Ltd.	23,500	90,981
	Tsubaki Nakashima Co., Ltd.	19,100	134,039
	Tsubakimoto Chain Co.	8,400	196,749
	Tsubakimoto Kogyo Co., Ltd.	1,300	39,229
#	Tsugami Corp.	17,300	149,423
	Tsukada Global Holdings, Inc.	1,400	4,648
	Tsukui Corp.	20,500	83,835
	Tsuruha Holdings, Inc.	5,100	683,824
	Tsurumi Manufacturing Co., Ltd.	5,200	90,935
	Tsutsumi Jewelry Co., Ltd.	2,500	38,587
	Tsuzuki Denki Co., Ltd.	600	7,401
	TV Asahi Holdings Corp.	6,800	100,943
	Tv Tokyo Holdings Corp.	4,600	102,370
	UACJ Corp.	12,400	202,070

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Uchida Yoko Co., Ltd.	4,900	$214,927
	Ueki Corp.	600	13,731
	Ulvac, Inc.	9,200	253,577
*	UMC Electronics Co., Ltd.	600	1,319
	Unicharm Corp.	39,400	1,452,028
*	Uniden Holdings Corp.	1,000	17,581
	UNIMAT Retirement Community Co., Ltd.	1,400	13,665
	Union Tool Co.	900	22,859
	Unipres Corp.	13,800	121,019
	United Arrows, Ltd.	10,000	155,866
	United Super Markets Holdings, Inc.	13,900	136,587
	UNITED, Inc.	3,400	32,746
	Universal Entertainment Corp.	3,700	60,681
	Urbanet Corp. Co., Ltd.	4,600	10,752
	Usen-Next Holdings Co., Ltd.	1,300	16,892
	Ushio, Inc.	32,100	338,484
	USS Co., Ltd.	31,300	495,631
#*	UT Group Co., Ltd.	17,200	241,756
	Utoc Corp.	2,100	9,463
#*	UUUM, Inc.	3,100	67,575
#	V Technology Co., Ltd.	3,700	127,714
	Valor Holdings Co., Ltd.	13,200	245,157
	Valqua, Ltd.	4,800	79,818
	Value HR Co., Ltd.	1,600	21,731
	ValueCommerce Co., Ltd.	5,900	120,897
	Valuence Holdings, Inc.	1,500	20,278
#	V-Cube, Inc.	4,500	49,814
*	Vector, Inc.	17,100	111,915
	Vertex Corp.	1,600	20,344
#*	VIA Holdings, Inc.	1,700	7,097
*	Vision, Inc.	3,000	20,670
	Vital KSK Holdings, Inc.	15,000	151,997
	VT Holdings Co., Ltd.	37,300	102,515
	Wacoal Holdings Corp.	21,700	437,664
	Wacom Co., Ltd.	39,100	135,971
	Waida Manufacturing Co., Ltd.	800	8,243
	Wakachiku Construction Co., Ltd.	3,200	35,519
	Wakita & Co., Ltd.	12,500	115,173
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	36,372
	Waseda Academy Co., Ltd.	1,200	10,872
	Watahan & Co., Ltd.	4,300	69,511
	Watts Co., Ltd.	1,800	10,738
	WDB Holdings Co., Ltd.	6,600	153,768
	Weathernews, Inc.	1,600	54,616
	Welbe, Inc.	1,700	23,593
	Welcia Holdings Co., Ltd.	8,000	580,787
	Wellnet Corp.	9,400	45,410
#	West Holdings Corp.	10,680	176,465
	West Japan Railway Co.	9,000	556,179
	Will Group, Inc.	8,400	49,858
	WIN-Partners Co., Ltd.	4,900	40,511
	Wood One Co., Ltd.	3,300	33,504
	Workman Co., Ltd.	3,500	221,463
	World Co., Ltd.	10,200	119,666
	World Holdings Co., Ltd.	3,600	47,698
	Wowow, Inc.	1,300	30,793
*	W-Scope Corp.	7,700	25,346
	Xebio Holdings Co., Ltd.	8,300	68,629
	Yahagi Construction Co., Ltd.	7,200	53,192

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	$11,134
	Yakult Honsha Co., Ltd.	11,700	679,661
	YAKUODO Holdings Co., Ltd.	4,600	108,971
	YAMABIKO Corp.	11,100	85,548
	YAMADA Consulting Group Co., Ltd.	3,400	35,232
	Yamada Denki Co., Ltd.	72,600	344,280
	Yamagata Bank, Ltd. (The)	4,400	51,859
	Yamaguchi Financial Group, Inc.	26,000	140,122
	Yamaha Corp.	7,300	294,666
	Yamaha Motor Co., Ltd.	84,900	1,092,304
	Yamaichi Electronics Co., Ltd.	3,500	47,735
#	YA-MAN, Ltd.	16,600	104,696
	Yamanashi Chuo Bank, Ltd. (The)	3,300	24,577
	Yamatane Corp.	1,400	15,718
	Yamato Corp.	8,000	49,202
	Yamato Holdings Co., Ltd.	23,300	406,670
	Yamato International, Inc.	6,300	19,764
	Yamaya Corp.	1,000	20,209
	Yamazaki Baking Co., Ltd.	19,600	346,607
	Yamazawa Co., Ltd.	700	10,888
	Yamazen Corp.	18,800	158,100
	Yaoko Co., Ltd.	6,900	427,691
	Yashima Denki Co., Ltd.	500	3,816
	Yaskawa Electric Corp.	41,600	1,356,355
	Yasuda Logistics Corp.	2,900	23,223
#	Yasunaga Corp.	1,200	11,005
	Yasuragi Co., Ltd.	16,600	289,711
	YE DIGITAL Corp.	3,200	11,786
	Yellow Hat, Ltd.	10,800	150,057
	Yodogawa Steel Works, Ltd.	8,200	129,013
	Yokogawa Bridge Holdings Corp.	8,300	145,684
	Yokogawa Electric Corp.	52,400	714,231
	Yokohama Reito Co., Ltd.	16,900	142,660
	Yokowo Co., Ltd.	3,700	83,498
	Yomeishu Seizo Co., Ltd.	1,400	24,627
	Yomiuri Land Co., Ltd.	900	28,888
	Yondenko Corp.	2,200	48,440
#	Yondoshi Holdings, Inc.	3,900	63,211
	Yoshinoya Holdings Co., Ltd.	10,300	212,856
	Yossix Co., Ltd.	1,100	18,614
	Yotai Refractories Co., Ltd.	5,800	32,843
	Yuasa Funashoku Co., Ltd.	400	11,382
	Yuasa Trading Co., Ltd.	5,300	142,624
#	Yumeshin Holdings Co., Ltd.	12,000	66,340
	Yurtec Corp.	17,600	98,859
	Yushin Precision Equipment Co., Ltd.	4,400	27,145
	Yushiro Chemical Industry Co., Ltd.	1,500	15,905
	Yutaka Giken Co., Ltd.	900	11,661
	Z Holdings Corp.	195,300	753,726
	Zaoh Co., Ltd.	1,600	20,823
	Zenitaka Corp. (The)	900	29,659
	Zenkoku Hosho Co., Ltd.	22,400	652,691
	Zenrin Co., Ltd.	8,650	91,181
#	Zensho Holdings Co., Ltd.	15,468	304,479
	Zeon Corp.	49,300	431,976
	ZIGExN Co., Ltd.	29,500	85,986
	ZOZO, Inc.	23,800	384,026
	Zuiko Corp.	400	16,409

TOTAL JAPAN			460,738,727

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (4.2%)
	Aalberts NV	30,349	$854,619
	ABN AMRO Bank NV	38,120	293,162
*	Accell Group NV	6,871	128,401
*	Adyen NV	1,285	1,270,352
	Aegon NV	403,878	1,044,689
#	Aegon NV	94,503	245,708
	Akzo Nobel NV	29,854	2,265,648
*	Altice Europe NV	172,034	686,364
*	Altice Europe NV, Class B	5,130	20,542
#	AMG Advanced Metallurgical Group NV	2,691	45,278
	Amsterdam Commodities NV	9,161	197,368
	APERAM SA	21,479	556,539
#	Arcadis NV	30,947	481,137
*	Argenx SE	2,483	371,329
	ASM International NV	10,890	1,204,002
#	ASML Holding NV	5,120	1,495,450
	ASML Holding NV	25,141	7,251,419
	ASR Nederland NV	84,189	2,256,196
*	Basic-Fit NV	8,286	168,319
#	BE Semiconductor Industries NV	19,812	819,935
#	Brunel International NV	5,666	35,739
#	Coca-Cola European Partners P.L.C.	39,258	1,567,871
	Corbion NV	17,966	645,909
	Euronext NV	10,038	842,730
#	Flow Traders	11,803	393,743
	ForFarmers NV	14,215	94,573
#*	Fugro NV	47,023	176,143
#	GrandVision NV	8,498	226,072
*	Heijmans NV	8,775	61,248
#	Heineken NV	33,794	2,876,315
	Hunter Douglas NV	1,818	84,729
#	IMCD NV	16,137	1,424,962
#	ING Groep NV, Sponsored ADR	52,727	289,999
	ING Groep NV	470,871	2,638,189
	Intertrust NV	29,353	461,961
*	Just Eat Takeaway.com NV	1,499	154,084
*	Just Eat Takeaway.com NV	5,800	593,866
*	Kendrion NV	3,348	40,401
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	20,231
#	Koninklijke Ahold Delhaize NV	279,895	6,795,944
*	Koninklijke BAM Groep NV	59,131	98,788
	Koninklijke DSM NV	28,192	3,455,264
#	Koninklijke KPN NV	1,241,478	2,859,547
	Koninklijke Philips NV	106,526	4,643,732
	Koninklijke Philips NV	25,354	1,113,294
#	Koninklijke Vopak NV	20,120	1,157,440
*	Lucas Bols NV	3,519	32,154
*	Nederland Apparatenfabriek	2,325	88,527
	NN Group NV	137,925	3,989,833
	Ordina NV	20,715	41,431
#	PostNL NV	103,097	177,641
*	Prosus N.V.	16,823	1,271,920
	Randstad NV	80,099	3,223,627
	Signify NV	46,032	937,043
	Sligro Food Group NV	5,889	91,975
	TKH Group NV	13,161	461,734
	TomTom NV	20,952	164,963
	Unilever NV 904784709	141,853	7,010,375
	Unilever NV NL0000388619	57,621	2,869,484

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	4,458	$68,471
#	Wolters Kluwer NV	77,855	5,734,204

TOTAL NETHERLANDS			80,572,613

NEW ZEALAND — (0.4%)
	Arvida Group, Ltd.	58,199	48,615
	Auckland International Airport, Ltd.	123,376	455,603
	Briscoe Group, Ltd.	5,956	11,459
	Chorus, Ltd.	143,400	625,804
	Chorus, Ltd., ADR	880	18,955
	Contact Energy, Ltd.	41,450	158,080
	EBOS Group, Ltd.	45,515	614,724
	Fisher & Paykel Healthcare Corp., Ltd.	49,037	819,248
#	Fletcher Building, Ltd.	207,297	464,449
	Fletcher Building, Ltd.	1,711	3,846
	Freightways, Ltd.	36,770	149,348
#	Gentrack Group, Ltd.	3,743	3,407
	Hallenstein Glasson Holdings, Ltd.	11,497	26,942
	Heartland Group Holdings, Ltd.	97,477	66,858
	Infratil, Ltd.	201,230	563,442
	Investore Property, Ltd.	53,820	56,212
	Kathmandu Holdings, Ltd.	147,266	70,716
	Mainfreight, Ltd.	11,355	251,986
	Mercury NZ, Ltd.	86,179	239,573
	Meridian Energy, Ltd.	160,529	437,393
#	Metlifecare, Ltd.	30,826	78,875
	NEW Zealand King Salmon Investments, Ltd.	7,998	9,526
	New Zealand Refining Co., Ltd. (The)	40,839	22,979
#*	NZME, Ltd.	3,265	345
	NZX, Ltd.	50,860	39,720
	Oceania Healthcare, Ltd.	23,137	10,797
	PGG Wrightson, Ltd.	2,884	4,681
	Port of Tauranga, Ltd.	20,445	83,670
*	Pushpay Holdings, Ltd.	8,107	21,189
*	Restaurant Brands New Zealand, Ltd.	7,513	55,037
	Ryman Healthcare, Ltd.	22,629	165,075
	Sanford, Ltd.	10,196	43,543
	Scales Corp., Ltd.	17,828	52,742
	Skellerup Holdings, Ltd.	41,550	49,128
*	SKY Network Television, Ltd.	56,118	9,579
	SKYCITY Entertainment Group, Ltd.	57,385	92,614
	Spark New Zealand, Ltd.	430,529	1,165,146
	Steel & Tube Holdings, Ltd.	4,051	1,590
#	Summerset Group Holdings, Ltd.	44,649	164,670
*	Synlait Milk, Ltd.	4,558	19,032
	Tourism Holdings, Ltd.	31,632	24,592
*	TOWER, Ltd.	110,380	40,263
	Turners Automotive Group, Ltd.	4,885	5,155
	Vector, Ltd.	58,050	125,049
	Vista Group International, Ltd.	9,200	6,969
	Warehouse Group, Ltd. (The)	32,141	42,228
	Z Energy, Ltd.	142,181	267,841

TOTAL NEW ZEALAND			7,688,695

NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	66,881	22,596
#*	Adevinta ASA, Class B	11,925	99,045
	AF Gruppen ASA	10,432	171,420

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Akastor ASA	49,939	$19,475
#*	Aker Solutions ASA	39,627	25,905
	American Shipping Co. ASA	3,443	8,804
	Atea ASA	42,146	368,958
	Austevoll Seafood ASA	11,545	89,933
	Avance Gas Holding, Ltd.	4,868	10,333
#	B2Holding ASA	88,310	35,613
	Bakkafrost P/F	3,650	180,086
#	Bonheur ASA	4,820	85,093
#*	Borr Drilling Ltd.	1,454	1,025
*	Borr Drilling Ltd.	1,000	889
	Borregaard ASA	28,819	267,644
*	BW Energy, Ltd.	6,728	8,366
	DNB ASA	151,116	1,829,698
	Entra ASA	47,805	601,905
	Europris ASA	105,581	387,517
	Gjensidige Forsikring ASA	21,417	377,899
	Golar LNG, Ltd.	568	4,027
	Grieg Seafood ASA	15,229	149,355
*	Hexagon Composites ASA	13,961	37,965
#*	Kongsberg Automotive ASA	23,789	2,537
	Kongsberg Gruppen ASA	23,700	304,551
*	Kvaerner ASA	48,650	30,125
	Leroy Seafood Group ASA	27,355	145,274
	Mowi ASA	43,088	737,972
*	NEL ASA	81,684	99,971
#*	Nordic Nanovector ASA	2,120	3,976
*	Nordic Semiconductor ASA	25,084	147,183
	Norsk Hydro ASA	52,737	133,786
	Norway Royal Salmon ASA	6,401	129,808
*	Norwegian Finans Holding ASA	26,601	141,938
	Norwegian Property ASA	10,414	11,364
#	Ocean Yield ASA	26,881	69,700
*	Odfjell Drilling, Ltd.	25,534	20,964
	Olav Thon Eiendomsselskap ASA	2,241	28,833
	Orkla ASA	56,550	510,809
*	Otello Corp. ASA	43,963	40,456
*	PGS ASA	119,512	42,673
*	PhotoCure ASA	2,303	15,519
*	Protector Forsikring ASA	21,620	72,718
	Salmar ASA	8,668	337,818
*	Sbanken ASA	14,605	77,780
#	Scatec Solar ASA	22,216	323,432
#	Schibsted ASA, Class A	11,049	234,405
	Schibsted ASA, Class B	13,810	268,223
	Selvaag Bolig ASA	18,981	78,654
	Solon Eiendom ASA	2,379	6,486
	SpareBank 1 SR-Bank ASA	101,684	645,715
	Storebrand ASA	195,427	981,016
*	Subsea 7 SA	126,266	693,092
	TGS NOPEC Geophysical Co. ASA	65,216	998,735
	Tomra Systems ASA	14,417	479,031
	Treasure ASA	7,397	7,045
	Veidekke ASA	33,892	300,908
	Wilh Wilhelmsen Holding ASA, Class A	2,067	20,788
#*	XXL ASA	8,040	8,034

TOTAL NORWAY			12,934,870

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	28,112	$148,369
*	Banco Espirito Santo SA	18,689	0
	CTT-Correios de Portugal SA	54,748	129,168
	EDP Renovaveis SA	48,465	594,193
	Jeronimo Martins SGPS SA	55,551	941,785
#	Mota-Engil SGPS SA	35,962	45,290
	Navigator Co. SA (The)	38,840	100,917
	NOS SGPS SA	125,417	469,764
	REN - Redes Energeticas Nacionais SGPS SA	138,484	375,105
	Sonae Capital SGPS SA	11,819	6,357
	Sonae SGPS SA	323,749	255,844

TOTAL PORTUGAL			3,066,792

SINGAPORE — (0.8%)
	Accordia Golf Trust	207,400	83,479
	AEM Holdings, Ltd.	37,300	64,445
	Ascendas India Trust	70,300	62,838
	Banyan Tree Holdings, Ltd.	47,000	9,301
#	Best World International, Ltd.	54,600	9,788
	Boustead Projects, Ltd.	5,100	2,743
	Boustead Singapore, Ltd.	50,700	21,519
	BRC Asia, Ltd.	23,800	18,282
	Bukit Sembawang Estates, Ltd.	50,500	139,864
	Bund Center Investment, Ltd.	5,250	1,982
	CapitaLand, Ltd.	139,000	294,925
	Centurion Corp., Ltd.	64,200	17,467
	China Aviation Oil Singapore Corp., Ltd.	103,700	75,396
	China Sunsine Chemical Holdings, Ltd.	147,900	39,721
	Chip Eng Seng Corp., Ltd.	142,900	52,420
	City Developments, Ltd.	87,100	486,867
*	COSCO Shipping International Singapore Co., Ltd.	268,200	43,467
	CSE Global, Ltd.	175,300	48,521
	Dairy Farm International Holdings, Ltd.	56,500	270,761
	Dasin Retail Trust	7,900	4,485
	DBS Group Holdings, Ltd.	168,694	2,375,061
	Del Monte Pacific, Ltd.	92,600	7,019
	Delfi, Ltd.	52,600	25,181
*	Ezion Holdings, Ltd.	350,280	2,012
#*	Ezra Holdings, Ltd.	194,482	1,477
	Far East Orchard, Ltd.	50,200	35,923
	Food Empire Holdings, Ltd.	66,800	24,035
	Fraser and Neave, Ltd.	73,600	77,419
	Frasers Property, Ltd.	90,300	78,452
	Frencken Group, Ltd.	50,100	26,123
	Fu Yu Corp., Ltd.	139,000	22,536
*	Gallant Venture, Ltd.	272,800	21,637
	Genting Singapore, Ltd.	406,400	225,498
	GL, Ltd.	18,400	7,523
	Great Eastern Holdings, Ltd.	4,400	58,239
	GuocoLand, Ltd.	118,666	118,708
*	Halcyon Agri Corp., Ltd.	28,372	7,472
	Haw Par Corp., Ltd.	22,800	165,266
	Hi-P International, Ltd.	16,200	12,200
	Ho Bee Land, Ltd.	72,400	105,972
	Hong Fok Corp., Ltd.	41,300	21,667
*	Hong Leong Asia, Ltd.	47,900	17,538
	Hong Leong Finance, Ltd.	56,000	90,705
	Hongkong Land Holdings, Ltd.	140,000	585,640
	Hour Glass, Ltd. (The)	66,500	29,192

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	HRnetgroup, Ltd.	119,200	$45,438
	Hutchison Port Holdings Trust	1,183,200	153,343
	iFAST Corp., Ltd.	14,500	10,567
#	IGG, Inc.	570,000	362,408
*	k1 Ventures, Ltd.	17,100	0
	Lian Beng Group, Ltd.	142,400	38,263
*	Mermaid Maritime PCL	138,700	5,746
	Metro Holdings, Ltd.	79,700	39,734
#*	Midas Holdings, Ltd.	200,100	5,108
*	mm2 Asia, Ltd.	84,400	10,617
	NetLink NBN Trust	108,200	76,568
	NSL, Ltd.	2,000	1,132
	Oversea-Chinese Banking Corp., Ltd.	255,857	1,632,447
	Oxley Holdings, Ltd.	269,904	43,731
	Penguin International, Ltd.	19,400	6,980
	Perennial Real Estate Holdings, Ltd.	30,700	9,877
	Q&M Dental Group Singapore, Ltd.	44,400	15,113
*	Raffles Education Corp., Ltd.	6,903	376
	Raffles Medical Group, Ltd.	48,600	29,884
	Riverstone Holdings, Ltd.	18,900	15,659
	SATS, Ltd.	114,760	265,875
	SBS Transit, Ltd.	12,200	26,079
*	Sembcorp Marine, Ltd.	62,200	32,884
	Sheng Siong Group, Ltd.	187,800	196,788
	SIA Engineering Co., Ltd.	26,900	35,509
	SIIC Environment Holdings, Ltd.	120,700	19,595
	Sinarmas Land, Ltd.	101,700	13,510
	Singapore Exchange, Ltd.	159,400	1,086,965
	Singapore Post, Ltd.	312,200	160,875
#	Singapore Press Holdings, Ltd.	286,500	307,659
#	Singapore Technologies Engineering, Ltd.	308,300	746,623
	Singapore Telecommunications, Ltd.	520,900	1,040,882
	Singapore Telecommunications, Ltd.	9,600	18,974
	Stamford Land Corp., Ltd.	54,500	14,265
	StarHub, Ltd.	136,600	143,903
	Straits Trading Co., Ltd.	25,800	29,518
	Sunningdale Tech, Ltd.	31,900	22,754
*	Swiber Holdings, Ltd.	50,250	727
	Tuan Sing Holdings, Ltd.	69,162	12,224
	UMS Holdings, Ltd.	38,500	22,157
	United Industrial Corp., Ltd.	57,900	92,418
	United Overseas Bank, Ltd.	57,585	822,838
	UOB-Kay Hian Holdings, Ltd.	61,465	52,265
	UOL Group, Ltd.	111,351	535,561
	Venture Corp., Ltd.	46,100	515,199
	Vicom, Ltd.	8,100	45,803
	Wing Tai Holdings, Ltd.	165,700	202,579
	XP Power, Ltd.	5,216	208,522
	Yangzijiang Shipbuilding Holdings Ltd.	1,037,700	719,573
*	Yongnam Holdings, Ltd.	42,375	2,541

TOTAL SINGAPORE			15,788,822

SPAIN — (1.9%)
	Acciona SA	11,983	1,187,692
	Acerinox SA	45,075	339,557
	ACS Actividades de Construccion y Servicios SA	52,363	1,309,411
	Aena SME SA	6,672	844,577
	Alantra Partners SA	4,315	54,015
#	Almirall SA	20,886	269,348

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Amadeus IT Group SA	90,668	$4,327,806
*	Amper SA	117,290	21,807
	Applus Services SA	36,530	239,664
	Atresmedia Corp. de Medios de Comunicacion SA	35,513	91,938
	Azkoyen SA	1,659	10,583
	Banco Bilbao Vizcaya Argentaria SA	331,520	1,083,664
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	133,124	425,998
	Banco de Sabadell SA	2,356,977	977,193
	Banco Santander SA	1,560,481	3,486,718
#	Banco Santander SA, Sponsored ADR	9,998	21,696
	Bankinter SA	123,392	509,389
	Befesa S.A.	4,701	148,513
	Bolsas y Mercados Espanoles SHMSF SA	7,484	273,079
	CaixaBank SA	767,099	1,380,107
*	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	6,439	220,450
*	eDreams ODIGEO SA	8,936	20,967
	Elecnor SA	6,979	63,711
	Enagas SA	99,082	2,312,744
	Ence Energia y Celulosa SA	41,710	134,050
	Ercros SA	7,631	21,511
	Euskaltel SA	27,577	219,809
	Faes Farma SA	79,408	347,209
	Ferrovial SA	17,194	430,542
*	Fluidra SA	3,712	41,365
	Gestamp Automocion SA	40,092	100,394
*	Global Dominion Access SA	22,427	68,998
	Grifols SA	26,430	901,973
	Grupo Catalana Occidente SA	11,788	229,093
#*	Grupo Empresarial San Jose SA	2,330	11,529
*	Grupo Ezentis SA	13,405	4,439
	Iberdrola S.A.	277,823	2,763,719
	Iberpapel Gestion SA	809	18,067
*	Indra Sistemas SA	71,490	616,529
	Industria de Diseno Textil SA	134,390	3,442,049
	Laboratorios Farmaceuticos Rovi SA	1,431	40,800
	Liberbank SA	279,258	55,855
	Mapfre SA	317,829	583,215
*	Masmovil Ibercom SA	7,380	139,348
	Mediaset Espana Comunicacion SA	62,746	224,837
*	Neinor Homes SA	4,152	36,379
*	Obrascon Huarte Lain SA	12,647	10,188
*	Pharma Mar SA	49,053	293,275
*	Promotora de Informaciones SA, Class A	39,368	26,013
	Prosegur Cash S.A.	153,049	133,568
	Prosegur Cia de Seguridad SA	73,565	162,241
*	Quabit Inmobiliaria SA	34,647	16,639
*	Realia Business SA	143,080	114,829
	Red Electrica Corp. SA	73,441	1,292,699
	Sacyr S.A.	59,587	111,755
	Siemens Gamesa Renewable Energy SA	62,069	923,320
*	Solaria Energia y Medio Ambiente SA	10,198	104,054
*	Talgo SA	14,798	71,638
*	Tecnicas Reunidas SA	14,491	222,065
#	Telefonica SA, Sponsored ADR	24,925	113,658
	Telefonica SA	391,110	1,788,346
	Tubacex SA	26,193	39,275
	Unicaja Banco SA	166,366	90,017
	Vidrala SA	6,302	564,565

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Vocento SA	7,149	$6,007
	Zardoya Otis SA	50,189	349,292

TOTAL SPAIN			36,485,781

SWEDEN — (3.3%)
	AcadeMedia AB	17,378	89,782
*	Adapteo Oyj	10,119	72,561
#	AddLife AB, Class B	2,466	78,111
	AddNode Group AB	3,605	61,973
	AddTech AB, Class B	30,597	829,502
*	AF POYRY AB	32,067	582,596
*	Alfa Laval AB	81,963	1,531,637
#	Alimak Group AB	11,756	126,297
	Ambea AB	5,401	26,464
*	Arise AB	10,514	36,845
	Arjo AB, Class B	42,199	208,420
	Assa Abloy AB, Class B	53,496	957,681
	Atlas Copco AB, Class A	89,635	3,089,222
	Atlas Copco AB, Class B	52,401	1,620,860
	Atrium Ljungberg AB, Class B	10,784	149,449
*	Attendo AB	41,846	159,036
	Avanza Bank Holding AB	40,956	494,822
	Axfood AB	31,067	660,883
	Beijer Alma AB	13,531	129,097
	Beijer Electronics Group AB	10,291	40,027
	Beijer Ref AB	18,952	389,416
	Bergman & Beving AB	4,620	27,220
	Besqab AB	764	7,621
	Betsson AB	61,336	345,640
	Bilia AB, Class A	48,348	327,886
	BillerudKorsnas AB	75,340	949,812
	BioArctic AB	5,968	41,958
	BioGaia AB, Class B	7,871	379,283
	Biotage AB	8,847	109,364
	Bjorn Borg AB	385	461
#	Boliden AB	102,879	2,073,773
	Bonava AB, Class B	19,165	92,889
*	Bravida Holding AB	50,162	405,002
*	Bufab AB	8,142	65,637
#*	Bulten AB	2,524	13,172
	Bure Equity AB	17,396	317,632
*	Byggmax Group AB	39,743	171,507
	Castellum AB	16,152	283,303
	Catena AB	4,873	155,057
*	Cavotec SA	8,963	14,857
	Clas Ohlson AB, Class B	20,654	181,266
*	Cloetta AB, Class B	73,406	169,039
#*	Collector AB	2,336	3,590
	Coor Service Management Holding AB	15,164	99,799
	Corem Property Group AB, Class B	16,602	31,952
	Dios Fastigheter AB	14,012	86,283
*	Dometic Group AB	77,881	520,506
*	Doro AB	4,193	13,895
	Duni AB	10,324	84,727
	Dustin Group AB	21,430	109,377
	Eastnine AB	3,292	37,625
	Elanders AB, Class B	1,312	6,698
	Electrolux AB, Class B	49,558	677,649
*	Electrolux Professional AB, Class B	49,558	114,095

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Elekta AB, Class B	164,785	$1,497,137
#*	Eltel AB	18,484	37,540
*	Enea AB	4,907	66,364
#	Epiroc AB, Class A	72,352	724,072
	Epiroc AB, Class B	44,531	439,347
	Evolution Gaming Group AB	10,380	475,368
	eWork Group AB	1,253	8,163
	Fabege AB	32,986	390,749
	Fagerhult AB	13,271	51,301
*	Fastighets AB Balder, Class B	8,105	320,287
#	FastPartner AB, Class A	6,434	45,694
#*	Fingerprint Cards AB, Class B	28,611	44,974
	Getinge AB, Class B	25,384	486,543
*	GHP Specialty Care AB	7,694	10,425
	Granges AB	22,945	167,656
*	Gunnebo AB	25,329	45,092
	Haldex AB	5,613	20,365
	Heba Fastighets AB, Class B	7,353	63,882
#	Hennes & Mauritz AB, Class B	89,524	1,223,756
	Hexagon AB, Class B	8,616	422,804
*	Hexpol AB	67,205	482,817
	HIQ International AB	21,968	90,822
#*	HMS Networks AB	5,291	91,138
*	Hoist Finance AB	29,068	80,053
	Holmen AB, Class B	22,235	637,926
	Hufvudstaden AB, Class A	18,063	231,451
	Humana AB	6,021	25,644
	Husqvarna AB, Class A	10,470	64,655
	Husqvarna AB, Class B	153,015	920,736
	ICA Gruppen AB	15,158	663,244
	Indutrade AB	21,385	687,505
#*	International Petroleum Corp.	3,960	6,174
#	Intrum AB	22,393	341,344
	Inwido AB	18,358	105,536
*	ITAB Shop Concept AB, Class B	2,638	3,052
	JM AB	28,922	535,992
	Kindred Group P.L.C.	136,204	644,966
	Klovern AB, Class B	134,494	181,670
*	KNOW IT AB	7,822	114,957
	Kungsleden AB	51,096	389,119
	Lagercrantz Group AB, Class B	15,372	212,709
#	Lifco AB, Class B	11,411	539,371
	Lindab International AB	25,338	232,172
	Loomis AB, Class B	22,206	541,510
*	Medivir AB, Class B	1,257	2,098
#*	Mekonomen AB	12,393	64,181
#	Millicom International Cellular SA	18,187	472,609
*	Modern Times Group MTG AB, Class B	35,041	352,532
	Momentum Group AB, Class B	5,357	48,768
#	Mycronic AB	33,855	565,536
	NCC AB, Class B	28,144	429,050
#*	Nederman Holding AB	5,019	54,910
	New Wave Group AB, Class B	15,434	46,615
	Nibe Industrier AB, Class B	32,522	606,755
	Nobia AB	30,967	115,783
	Nobina AB	23,570	128,528
	Nolato AB, Class B	5,975	314,043
	Nordic Entertainment Group AB, Class B	16,730	396,525
	Nordic Waterproofing Holding A.S.	9,203	79,798

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	NP3 Fastigheter AB	6,447	$52,696
*	Nyfosa AB	29,492	180,574
*	OEM International AB, Class B	2,382	49,343
*	Pandox AB	16,727	177,241
	Peab AB, Class B	78,233	595,974
	Platzer Fastigheter Holding AB, Class B	14,611	112,181
	Proact IT Group AB	1,939	24,897
#*	Qliro Group AB	16,858	7,608
*	Ratos AB, Class B	120,121	284,339
#*	RaySearch Laboratories AB	4,605	35,008
	Resurs Holding AB	26,455	97,342
	Rottneros AB	32,778	31,948
#*	Saab AB, Class B	29,463	672,054
	Sagax AB, Class B	10,276	111,250
	Samhallsbyggnadsbolaget i Norden AB	109,525	212,101
	Samhallsbyggnadsbolaget i Norden AB	8,047	21,774
*	Sandvik AB	133,096	2,047,471
#	Scandic Hotels Group AB	18,056	82,725
	Sectra AB, Class B	7,209	306,440
#	Securitas AB, Class B	89,899	1,063,703
*	Semcon AB	4,539	25,334
*	Sinch AB	2,723	140,737
	Sintercast AB	1,534	19,719
	Skandinaviska Enskilda Banken AB, Class A	190,128	1,565,221
#	Skandinaviska Enskilda Banken AB, Class C	4,014	35,862
*	Skanska AB, Class B	97,664	1,858,128
	SKF AB, Class A	3,643	57,489
	SKF AB, Class B	72,964	1,151,636
#	SkiStar AB	13,399	124,468
#*	Svenska Cellulosa AB SCA, Class A	4,573	49,039
*	Svenska Cellulosa AB SCA, Class B	95,228	1,010,056
*	Svenska Handelsbanken AB, Class A	156,282	1,426,439
#*	Svenska Handelsbanken AB, Class B	4,821	48,115
	Sweco AB, Class B	14,744	503,721
	Swedbank AB, Class A	107,747	1,275,093
#*	Swedish Orphan Biovitrum AB	29,038	556,343
	Systemair AB	5,987	84,558
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	431,587
	Telefonaktiebolaget LM Ericsson, Class A	3,084	29,129
	Telefonaktiebolaget LM Ericsson, Class B	147,442	1,259,620
#	Telia Co. AB	420,379	1,461,642
	Thule Group AB	28,268	527,109
*	Trelleborg AB, Class B	39,265	499,997
	Troax Group AB	9,083	104,041
*	VBG Group AB, Class B	2,542	35,085
	Vitrolife AB	4,957	89,948
	Volvo AB, Class A	40,128	512,969
	Volvo AB, Class B	282,595	3,621,331
	Wallenstam AB, Class B	59,761	619,747
#	Wihlborgs Fastigheter AB	39,275	560,422

TOTAL SWEDEN			63,148,323

SWITZERLAND — (8.3%)
#	ABB, Ltd., Sponsored ADR	36,020	675,735
	ABB, Ltd.	121,997	2,315,780
	Adecco Group AG	48,303	2,113,773
*	Alcon, Inc.	52,588	2,777,172
*	Alcon, Inc.	4,130	217,969
	Allreal Holding AG	4,838	898,619

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	ALSO Holding AG	2,262	$465,351
*	ams AG	46,186	606,277
	APG SGA SA	412	75,567
#*	Arbonia AG	14,830	125,747
*	Aryzta AG	172,603	70,133
*	Ascom Holding AG	9,499	72,042
	Bachem Holding AG, Class B	784	185,204
	Baloise Holding AG	17,661	2,642,393
	Banque Cantonale de Geneve	319	60,177
	Banque Cantonale Vaudoise	761	671,940
	Belimo Holding AG	114	758,966
	Bellevue Group AG	3,163	71,114
	Berner Kantonalbank AG	1,979	461,423
	BKW AG	3,027	245,538
#	Bobst Group SA	1,972	98,437
	Bossard Holding AG, Class A	2,135	266,283
	Bucher Industries AG	2,453	691,832
	Burckhardt Compression Holding AG	1,462	296,655
	Burkhalter Holding AG	2,295	148,578
	Calida Holding AG	1,324	40,713
#	Carlo Gavazzi Holding AG	182	34,018
	Cembra Money Bank AG	10,960	1,041,943
	Cicor Technologies, Ltd.	223	8,741
	Cie Financiere Richemont SA	78,494	4,453,234
	Cie Financiere Tradition SA	384	44,962
#	Clariant AG	86,839	1,605,284
	Coltene Holding AG	1,811	120,972
	Conzzeta AG	278	238,259
	Credit Suisse Group AG	142,149	1,297,911
	Credit Suisse Group AG, Sponsored ADR	111,513	1,008,078
	Daetwyler Holding AG	667	114,311
	DKSH Holding AG	21,071	1,186,527
	dormakaba Holding AG	857	427,678
*	Dottikon Es Holding AG	35	27,048
#	Dufry AG	11,609	380,142
#	EFG International AG	26,944	167,302
	Emmi AG	789	724,738
	EMS-Chemie Holding AG	1,125	727,506
	Energiedienst Holding AG	1,192	37,908
#	Feintool International Holding AG	280	13,719
#	Fenix Outdoor International AG	1,455	116,336
*	Flughafen Zurich AG	4,499	556,377
	Forbo Holding AG	166	222,938
	Galenica AG	20,640	1,478,037
#*	GAM Holding AG	31,976	67,131
	Geberit AG	3,517	1,572,812
	Georg Fischer AG	807	602,263
	Givaudan SA	1,520	5,096,991
	Gurit Holding AG	97	138,329
	Helvetia Holding AG	10,898	993,413
*	Hiag Immobilien Holding AG	90	8,240
*	HOCHDORF Holding AG	97	6,427
	Huber & Suhner AG	5,650	360,805
*	Hypothekarbank Lenzburg AG	12	54,056
#	Implenia AG	6,444	263,573
	Inficon Holding AG	331	223,742
	Interroll Holding AG	230	437,314
	Intershop Holding AG	174	89,325
	Investis Holding SA	1,529	129,543

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	IWG P.L.C.	131,858	$394,299
	Julius Baer Group, Ltd.	73,611	2,891,084
	Jungfraubahn Holding AG	1,020	139,509
	Kardex AG	2,312	333,909
#*	Komax Holding AG	858	124,450
#	Kudelski SA	3,540	12,486
	Kuehne + Nagel International AG	10,509	1,503,231
	Landis & Gyr Group AG	5,215	352,169
*	Lastminute.com NV	1,649	36,226
	LEM Holding SA	73	94,406
	Liechtensteinische Landesbank AG	4,512	257,164
	Logitech International SA	50,736	2,443,611
	Logitech International SA	14,496	699,867
	Luzerner Kantonalbank AG	582	236,242
#*	Meier Tobler Group AG	300	3,771
	Metall Zug AG	56	105,864
	Mobilezone Holding AG	15,152	134,178
	Mobimo Holding AG	2,504	690,233
	Novartis AG, Sponsored ADR	136,942	11,603,096
	Novartis AG	25,021	2,135,253
	OC Oerlikon Corp. AG	75,787	569,163
*	Orascom Development Holding AG	912	7,884
	Partners Group Holding AG	2,970	2,340,479
	Phoenix Mecano AG	230	87,977
	Plazza AG, Class A	212	61,325
	PSP Swiss Property AG	11,376	1,321,520
	Rieter Holding AG	770	75,105
	Roche Holding AG CH0012032048	102,631	35,540,843
	Roche Holding AG CH0012032113	3,910	1,357,965
	Schaffner Holding AG	38	6,304
	Schindler Holding AG	4,662	1,002,542
#*	Schmolz + Bickenbach AG	87,913	16,498
	Schweiter Technologies AG	385	381,759
	SFS Group AG	5,636	445,985
	SGS SA	1,086	2,449,691
	SIG Combibloc Group AG	112,946	1,829,358
	Sika AG	32,709	5,410,368
	Sonova Holding AG	8,865	1,601,140
	St Galler Kantonalbank AG	1,014	437,842
	Straumann Holding AG	1,700	1,293,406
	Sulzer AG	4,021	284,403
	Sunrise Communications Group AG	19,877	1,592,178
	Swatch Group AG (The)	8,105	1,626,363
	Swatch Group AG (The)	15,537	604,038
	Swiss Life Holding AG	4,137	1,467,076
	Swiss Prime Site AG	21,072	2,006,191
#	Swiss Re AG	34,633	2,516,652
	Swisscom AG	8,182	4,251,301
	Swissquote Group Holding SA	3,745	243,204
#	Temenos AG	24,757	3,208,048
	TX Group AG	768	51,095
#	u-blox Holding AG	1,411	98,832
	UBS Group AG	292,594	3,132,949
*	UBS Group AG	97,065	1,044,419
	Valiant Holding AG	2,309	223,036
#*	Valora Holding AG	845	151,786
#	Varia US Properties AG	791	30,186
	VAT Group AG	6,785	1,119,806
	Vaudoise Assurances Holding SA	364	177,350

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Vetropack Holding AG	19	$55,941
	Vifor Pharma AG	19,920	2,988,478
	Vontobel Holding AG	18,291	949,861
	VP Bank AG	1,054	139,367
	VZ Holding AG	3,465	241,891
	Walliser Kantonalbank	563	62,610
	Warteck Invest AG	17	36,213
	Ypsomed Holding AG	820	107,552
	Zehnder Group AG	2,142	83,938
	Zug Estates Holding AG, Class B	53	105,713
	Zuger Kantonalbank AG	15	97,828
	Zurich Insurance Group AG	18,257	5,788,461

TOTAL SWITZERLAND			158,046,319

UNITED KINGDOM — (12.9%)
	3i Group P.L.C.	219,340	2,154,766
	4imprint Group P.L.C.	9,683	227,981
	888 Holdings P.L.C.	109,532	198,899
	A.G. Barr P.L.C.	22,081	137,165
	AA P.L.C.	107,961	36,764
	Admiral Group P.L.C.	44,130	1,287,738
	Advanced Medical Solutions GrouAdvanced Medical Solutions Group P.L.C.	9,681	29,586
*	Afren P.L.C.	43,528	0
	Air Partner P.L.C.	8,770	4,283
	AJ Bell P.L.C.	17,114	84,807
	Alliance Pharma P.L.C.	58,522	55,653
	Antofagasta P.L.C.	27,235	278,884
	Arrow Global Group P.L.C.	34,935	44,358
	Ascential P.L.C.	103,584	328,966
	Ashmore Group P.L.C.	212,852	1,014,843
	Ashtead Group P.L.C.	86,943	2,374,868
*	ASOS P.L.C.	19,888	600,056
	AstraZeneca P.L.C., Sponsored ADR	224,882	11,756,831
	AstraZeneca P.L.C.	26,371	2,758,196
	Auto Trader Group P.L.C.	478,735	2,755,840
	Avast P.L.C.	214,242	1,234,026
	AVEVA Group P.L.C.	5,434	243,890
	Aviva P.L.C.	573,937	1,735,660
	Avon Rubber P.L.C.	9,567	318,725
	B&M European Value Retail SA	294,493	1,231,553
	Babcock International Group P.L.C.	186,427	987,441
	BAE Systems P.L.C.	324,070	2,067,058
	Balfour Beatty P.L.C.	161,772	526,520
	Barclays P.L.C., Sponsored ADR	234,396	1,239,955
	Barclays P.L.C.	12,130	16,197
	Barratt Developments P.L.C.	239,877	1,563,844
	Beazley P.L.C.	196,991	974,030
	Begbies Traynor Group P.L.C.	34,007	44,433
	Bellway P.L.C.	44,688	1,495,320
	Berkeley Group Holdings P.L.C.	46,826	2,458,039
	Bloomsbury Publishing P.L.C.	31,049	80,489
*	Boohoo Group P.L.C.	208,419	846,895
	Braemar Shipping Services P.L.C.	3,084	3,956
	Brewin Dolphin Holdings P.L.C.	83,115	286,377
	Britvic P.L.C.	117,924	1,085,457
	BT Group P.L.C.	2,455,216	3,578,528
	Bunzl P.L.C.	64,327	1,396,201
	Burberry Group P.L.C.	92,310	1,602,827

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Burford Capital, Ltd.	28,915	$181,639
	Camellia P.L.C.	85	8,456
*	Capita P.L.C.	398,845	195,294
	Capital & Counties Properties P.L.C.	114,733	239,608
	Card Factory P.L.C.	76,217	40,164
	CareTech Holdings P.L.C.	7,464	39,470
	Carr’s Group P.L.C.	8,484	12,096
	Castings P.L.C.	1,710	7,061
	Centamin P.L.C.	79,875	154,652
	Central Asia Metals P.L.C.	27,437	49,174
	Chemring Group P.L.C.	40,377	100,429
	Chesnara P.L.C.	28,219	118,076
	Cineworld Group P.L.C.	81,655	67,319
*	Circassia Pharmaceuticals P.L.C.	9,031	3,178
	City of London Investment Group P.L.C.	8,546	33,055
	Clarkson P.L.C.	10,205	320,339
	Clinigen Group P.L.C.	18,228	165,152
	Clipper Logistics P.L.C.	15,057	40,250
	Close Brothers Group P.L.C.	39,268	538,482
	CLS Holdings P.L.C.	46,767	121,218
	CMC Markets P.L.C.	8,404	21,208
	Coca-Cola HBC AG	15,097	382,539
	Compass Group P.L.C.	308,690	5,194,448
	Computacenter P.L.C.	46,479	849,441
*	Concentric AB	20,244	228,220
	ConvaTec Group P.L.C.	288,256	769,910
	Costain Group P.L.C.	23,192	23,013
	Countryside Properties P.L.C.	189,730	966,635
*	Countrywide P.L.C.	7,988	6,795
	Crest Nicholson Holdings P.L.C.	116,270	374,644
	Croda International P.L.C.	24,618	1,509,554
	Daejan Holdings P.L.C.	679	68,759
	Daily Mail & General Trust P.L.C., Class A	42,055	373,479
	DCC P.L.C.	21,763	1,547,542
	De La Rue P.L.C.	10,460	8,797
*	Debenhams P.L.C.	50,413	0
	Dechra Pharmaceuticals P.L.C.	13,291	462,635
	DFS Furniture P.L.C.	40,022	76,174
#	Diageo P.L.C., Sponsored ADR	58,283	8,080,938
	Diageo P.L.C.	21,285	732,839
*	Dialight P.L.C.	4,837	12,065
*	Dialog Semiconductor P.L.C.	37,115	1,165,591
	Dignity P.L.C.	10,046	30,678
	Diploma P.L.C.	56,832	1,231,816
	Direct Line Insurance Group P.L.C.	322,245	1,097,900
	DiscoverIE Group P.L.C.	17,015	106,479
	Dixons Carphone P.L.C.	391,995	381,061
	Domino’s Pizza Group P.L.C.	124,971	541,548
	Drax Group P.L.C.	61,226	160,510
	DS Smith P.L.C.	358,240	1,404,641
	Dunelm Group P.L.C.	32,109	370,981
*	EKF Diagnostics Holdings P.L.C.	32,850	16,065
	Electrocomponents P.L.C.	234,411	1,702,765
	Elementis P.L.C.	117,391	103,332
	EMIS Group P.L.C.	22,025	290,343
	Epwin Group P.L.C.	23,535	24,356
	Equiniti Group P.L.C.	96,073	207,126
	Euromoney Institutional Investor P.L.C.	27,010	280,678
	Experian P.L.C.	180,547	5,421,892

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings P.L.C.	43,721	$411,981
	Ferguson P.L.C.	42,921	3,094,686
	Fevertree Drinks P.L.C.	24,159	527,299
	Flowtech Fluidpower P.L.C.	100	99
	Forterra P.L.C.	30,695	93,011
*	Foxtons Group P.L.C.	63,166	33,810
*	Frasers Group P.L.C.	68,899	225,482
	Fresnillo P.L.C.	34,140	303,273
*	Frontier Developments P.L.C.	3,886	74,302
	Fuller Smith & Turner P.L.C., Class A	4,529	39,968
	G4S P.L.C.	505,802	694,356
	Galliford Try Holdings P.L.C.	47,789	90,464
	Games Workshop Group P.L.C.	9,825	743,601
*	Gamesys Group P.L.C.	9,416	104,036
	Gamma Communications P.L.C.	10,234	171,886
*	Gem Diamonds, Ltd.	5,103	2,448
	Genel Energy P.L.C.	50,611	74,304
#	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	5,028,122
	GlaxoSmithKline P.L.C.	113,680	2,371,659
	Go-Ahead Group P.L.C. (The)	9,045	152,643
	GoCo Group P.L.C.	127,050	132,955
	Goodwin P.L.C.	549	15,478
	Grafton Group P.L.C.	56,949	454,419
	Grainger P.L.C.	249,855	839,442
	Greggs P.L.C.	26,875	618,156
	GVC Holdings P.L.C.	176,277	1,673,188
	Gym Group P.L.C. (The)	27,078	56,712
	H&T Group P.L.C.	3,020	11,803
	Halfords Group P.L.C.	38,780	52,888
	Halma P.L.C.	66,845	1,757,380
	Hargreaves Lansdown P.L.C.	59,172	1,070,686
	Hastings Group Holdings P.L.C.	113,645	260,406
	Hays P.L.C.	878,163	1,196,430
	Headlam Group P.L.C.	9,316	35,122
	Helical P.L.C.	43,501	197,599
	Henry Boot P.L.C.	10,910	32,341
	Highland Gold Mining, Ltd.	78,597	232,075
	Hikma Pharmaceuticals P.L.C.	24,628	733,521
	Hill & Smith Holdings P.L.C.	29,641	429,706
	Hilton Food Group P.L.C.	28,863	406,602
	Hiscox, Ltd.	71,590	629,788
	Hochschild Mining P.L.C.	85,469	149,112
	Hollywood Bowl Group P.L.C.	27,725	57,096
	HomeServe P.L.C.	116,635	1,633,783
*	Horizon Discovery Group P.L.C.	15,452	20,117
	Hostelworld Group P.L.C.	3,558	3,428
	Howden Joinery Group P.L.C.	231,076	1,523,763
	HSBC Holdings P.L.C.	104,147	535,311
#	HSBC Holdings P.L.C., Sponsored ADR	225,791	5,809,602
	Huntsworth P.L.C.	53,180	71,997
	Hyve Group P.L.C.	124,661	35,800
	Ibstock P.L.C.	31,885	80,652
*	IDOX P.L.C.	161,469	80,318
	IG Group Holdings P.L.C.	65,536	621,166
	IMI P.L.C.	106,578	1,108,210
	Inchcape P.L.C.	213,189	1,342,897
*	Indivior P.L.C.	418,257	259,819
	Informa P.L.C.	112,507	621,475
	Intermediate Capital Group P.L.C.	79,768	1,128,467

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Intertek Group P.L.C.	25,350	$1,512,869
	Investec P.L.C.	105,761	217,059
	iomart Group P.L.C.	30,153	121,511
*	IP Group P.L.C.	322,507	224,658
	ITV P.L.C.	1,421,127	1,364,537
	J D Wetherspoon P.L.C.	14,483	172,405
	J Sainsbury P.L.C.	595,540	1,482,176
	James Fisher & Sons P.L.C.	8,525	144,984
	James Halstead P.L.C.	2,272	14,275
	JD Sports Fashion P.L.C.	101,662	673,848
	John Laing Group P.L.C.	156,198	716,583
	John Menzies P.L.C.	20,176	32,119
	John Wood Group P.L.C.	287,354	727,604
	Johnson Matthey P.L.C.	80,830	2,025,238
	Johnson Service Group P.L.C.	114,696	179,176
	Joules Group P.L.C.	3,174	4,069
	Jupiter Fund Management P.L.C.	174,406	479,438
*	Just Group P.L.C.	568,164	397,454
	Kainos Group P.L.C.	37,041	325,861
	Keller Group P.L.C.	14,297	110,452
*	Kier Group P.L.C.	14,760	15,452
	Kin & Carta P.L.C.	19,522	14,764
	Kingfisher P.L.C.	596,681	1,183,691
*	Lamprell P.L.C.	62,289	9,417
	Lancashire Holdings, Ltd.	51,099	393,134
	Legal & General Group P.L.C.	980,568	2,521,040
*	Liberty Global P.L.C., Class A	1,556	30,209
*	Liberty Global P.L.C., Class C	3,809	69,743
	Liontrust Asset Management P.L.C.	14,386	193,996
	Lloyds Banking Group P.L.C.	5,449,981	2,205,106
	London Stock Exchange Group P.L.C.	14,802	1,385,420
	Lookers P.L.C.	96,839	30,804
*	Low & Bonar P.L.C.	37,908	7,113
	LSL Property Services P.L.C.	16,783	34,103
	Luceco P.L.C.	30,984	36,203
	M&C Saatchi P.L.C.	1,389	666
	M&G P.L.C.	765,054	1,268,326
	Macfarlane Group P.L.C.	19,151	19,530
	Man Group P.L.C.	230,354	385,937
	Marks & Spencer Group P.L.C.	406,030	473,052
	Marshalls P.L.C.	77,517	620,845
	McBride P.L.C.	48,241	35,804
	McCarthy & Stone P.L.C.	99,411	88,509
	Mears Group P.L.C.	26,536	54,950
	Mediclinic International P.L.C.	76,341	248,213
	Meggitt P.L.C.	129,355	452,956
	Melrose Industries P.L.C.	511,897	639,822
	Micro Focus International P.L.C., Sponsored ADR	10,594	62,822
	Micro Focus International P.L.C.	44,294	262,611
	Midwich Group P.L.C.	6,547	38,379
*	Mitchells & Butlers P.L.C.	29,869	66,710
	Mitie Group P.L.C.	114,032	106,133
	MJ Gleeson P.L.C.	7,577	71,841
	Mondi P.L.C.	40,143	708,897
	Moneysupermarket.com Group P.L.C.	272,609	1,086,151
	Morgan Sindall Group P.L.C.	19,786	318,818
	Morses Club P.L.C.	11,858	11,818
	Mortgage Advice Bureau Holdings, Ltd.	3,226	23,286
	Motorpoint group P.L.C.	30,228	73,922

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	N Brown Group P.L.C.	33,268	$10,310
	NAHL Group P.L.C.	7,284	4,019
	Naked Wines P.L.C.	16,093	74,333
	National Grid P.L.C.	100,554	1,178,366
#	National Grid P.L.C., Sponsored ADR	44,120	2,583,692
	NCC Group P.L.C.	103,129	213,047
	Next Fifteen Communications Group P.L.C.	16,471	76,788
	Next P.L.C.	19,545	1,163,682
	Nichols P.L.C.	547	8,835
*	Ninety One P.L.C.	52,880	113,024
*	NMC Health P.L.C.	10,120	3,440
	Non-Standard Finance P.L.C.	28,755	4,717
	Norcros P.L.C.	12,728	25,629
	Numis Corp. P.L.C.	10,946	36,608
*	Ocado Group P.L.C.	27,188	549,135
	On the Beach Group P.L.C.	42,302	148,013
	OneSavings Bank P.L.C.	61,867	189,874
	Oxford Instruments P.L.C.	21,482	331,135
	Pagegroup P.L.C.	209,262	990,427
	Paragon Banking Group P.L.C.	98,152	410,937
*	Park Group P.L.C.	10,000	5,183
	PayPoint P.L.C.	37,538	312,745
	Pearson P.L.C.	97,772	563,816
	Pearson P.L.C., Sponsored ADR	106,066	621,547
*	Pendragon P.L.C.	619,192	62,939
	Persimmon P.L.C.	77,124	2,136,816
	Petrofac, Ltd.	142,759	353,324
*	Petropavlovsk P.L.C.	139,668	44,865
	Pets at Home Group P.L.C.	115,178	368,776
	Phoenix Group Holdings P.L.C.	236,867	1,797,423
	Photo-Me International P.L.C.	46,978	27,668
	Playtech P.L.C.	68,804	201,855
	Plus500, Ltd.	28,082	440,137
	Polar Capital Holdings P.L.C.	17,693	88,757
	Polypipe Group P.L.C.	19,552	122,650
	Porvair P.L.C.	1,478	12,684
	PPHE Hotel Group, Ltd.	317	5,071
*	Premier Foods P.L.C.	225,199	129,159
	Premier Miton Group P.L.C.	2,365	2,932
	Provident Financial P.L.C.	28,916	70,513
#	Prudential P.L.C., ADR	60,637	1,713,602
	Prudential P.L.C.	38,410	541,866
*	PureTech Health P.L.C.	14,830	48,869
	PZ Cussons P.L.C.	33,538	78,985
	QinetiQ Group P.L.C.	150,681	576,227
	Quilter P.L.C.	461,509	713,749
	Rank Group P.L.C.	31,471	64,582
	Rathbone Brothers P.L.C.	8,869	168,594
*	Raven Property Group, Ltd.	4,297	1,914
	Reach P.L.C.	106,176	105,195
	Reckitt Benckiser Group P.L.C.	47,811	3,982,644
	Redde Northgate P.L.C.	44,894	101,280
	Redrow P.L.C.	122,693	712,882
	RELX P.L.C., Sponsored ADR	215,033	4,872,643
	RELX P.L.C.	28,808	649,960
	RELX P.L.C.	62,004	1,410,973
	Renew Holdings P.L.C.	34,040	193,549
	Renishaw P.L.C.	7,437	329,158
	Rentokil Initial P.L.C.	346,789	2,063,260

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Restaurant Group P.L.C. (The)	55,831	$37,978
	Rhi Magnesita NV	742	22,792
	Ricardo P.L.C.	6,637	32,542
	Rightmove P.L.C.	351,193	2,195,811
	Rio Tinto P.L.C.	18,306	849,739
	Rio Tinto P.L.C., Sponsored ADR	23,033	1,063,894
	RM P.L.C.	16,894	45,703
	Robert Walters P.L.C.	20,103	106,760
	Rolls-Royce Holdings P.L.C.	138,435	572,976
	Rotork P.L.C.	338,146	1,054,143
	Royal Mail P.L.C.	322,380	672,760
	RPS Group P.L.C.	59,729	39,123
	RSA Insurance Group P.L.C.	284,069	1,287,417
	RWS Holdings P.L.C.	23,010	155,415
	S&U P.L.C.	720	14,821
	Sabre Insurance Group P.L.C.	18,599	66,250
	Sage Group P.L.C. (The)	267,711	2,153,063
*	Savannah Energy P.L.C.	50,826	4,967
	Savills P.L.C.	72,259	879,668
	Scapa Group P.L.C.	5,193	7,629
	Schroders P.L.C.	13,804	461,048
	Schroders P.L.C.	5,429	144,976
	ScS Group P.L.C.	3,909	8,028
*	SDL P.L.C.	20,236	126,016
	Secure Trust Bank P.L.C.	32	318
	Senior P.L.C.	58,566	47,826
*	Serco Group P.L.C.	84,367	136,564
	Severfield P.L.C.	41,825	36,334
	Severn Trent P.L.C.	60,977	1,829,769
	SIG P.L.C.	79,851	24,086
	Signature Aviation P.L.C.	147,795	362,972
	Smart Metering Systems P.L.C.	6,524	49,065
#	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,252,501
	Smith & Nephew P.L.C.	32,916	644,136
	Smiths Group P.L.C.	82,151	1,279,125
	Softcat P.L.C.	61,001	866,193
	Spectris P.L.C.	27,289	920,204
	Speedy Hire P.L.C.	168,022	131,355
	Spirax-Sarco Engineering P.L.C.	11,165	1,221,895
	Spire Healthcare Group P.L.C.	90,621	109,953
	Spirent Communications P.L.C.	137,794	416,823
	SSP Group P.L.C.	90,930	321,364
	St James’s Place P.L.C.	336,785	3,586,146
	St. Modwen Properties P.L.C.	118,098	547,286
	Standard Chartered P.L.C.	218,645	1,117,207
	Standard Life Aberdeen P.L.C.	227,047	628,842
	SThree P.L.C.	77,063	208,768
	Strix Group P.L.C.	8,429	19,591
*	Studio Retail Group P.L.C.	11,005	26,183
	STV Group P.L.C.	7,035	20,718
	Superdry P.L.C.	5,843	9,313
	Synthomer P.L.C.	123,444	439,994
	T Clarke P.L.C.	8,800	10,530
	TalkTalk Telecom Group P.L.C.	284,040	294,970
	Tatton Asset Management P.L.C.	5,337	17,666
	Taylor Wimpey P.L.C.	1,503,851	2,777,372
	TBC Bank Group P.L.C.	5,784	59,384
	Ted Baker P.L.C.	9,460	18,226
	Telecom Plus P.L.C.	30,892	514,963

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	TEN Entertainment Group P.L.C.	9,777	$19,481
	Tesco P.L.C.	874,437	2,586,424
	Topps Tiles P.L.C.	40,959	18,517
	TP ICAP P.L.C.	78,662	335,825
	Travis Perkins P.L.C.	65,645	857,158
	Trifast P.L.C.	3,680	5,457
	TT Electronics P.L.C.	28,350	59,300
	Tullow Oil P.L.C.	54,519	17,697
	Tyman P.L.C.	24,402	51,706
	U & I Group P.L.C.	76,204	96,385
	UDG Healthcare P.L.C.	31,373	247,609
	Ultra Electronics Holdings P.L.C.	18,001	445,654
#	Unilever P.L.C., Sponsored ADR	127,666	6,622,035
	Unilever P.L.C.	32,472	1,672,054
	United Utilities Group P.L.C.	171,289	1,938,967
	Urban & Civic P.L.C.	52,150	149,363
	Vectura Group P.L.C.	150,957	161,279
	Vertu Motors P.L.C.	116,710	36,171
	Vesuvius P.L.C.	44,178	222,633
	Victrex P.L.C.	28,068	703,270
	Vistry Group P.L.C.	72,657	737,872
	Vitec Group P.L.C. (The)	6,947	58,769
	Vodafone Group P.L.C.	577,686	814,926
	Vodafone Group P.L.C., Sponsored ADR	115,120	1,627,799
	Volex P.L.C.	11,415	19,290
	Volution Group P.L.C.	34,330	71,405
	Vp P.L.C.	2,676	22,883
	Watkin Jones P.L.C.	65,232	141,503
	Weir Group P.L.C (The)	59,766	714,242
	WH Smith P.L.C.	26,222	413,904
#	Whitbread P.L.C.	16,763	628,826
	William Hill P.L.C.	284,422	407,709
	Wilmington P.L.C.	6,622	10,546
	Wincanton P.L.C.	20,741	60,543
	Wm Morrison Supermarkets P.L.C.	571,458	1,313,309
	WPP P.L.C., Sponsored ADR	6,805	263,422
	WPP P.L.C.	147,665	1,145,750
*	Xaar P.L.C.	3,874	2,060
	Young & Co’s Brewery P.L.C., Class A	299	4,376
	Zotefoams P.L.C.	1,500	4,993

TOTAL UNITED KINGDOM			246,621,139

UNITED STATES — (0.0%)
#*	Golden Star Resources, Ltd.	6,360	14,987
	Primo Water Corp. 74167P108	27,947	286,736
#	Samsonite International SA	549,900	467,758

TOTAL UNITED STATES			769,481

TOTAL COMMON STOCKS			1,791,010,070

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG	11,899	558,138
	Biotest AG	2,084	47,792
	Draegerwerk AG & Co. KGaA	2,492	208,544
	Fuchs Petrolub SE	27,019	1,047,677
	Henkel AG & Co. KGaA	11,183	992,900
	Jungheinrich AG	22,137	399,759

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Porsche Automobil Holding SE	18,780	$948,272
Sartorius AG	5,633	1,582,541
Schaeffler AG	6,250	42,203
Sixt SE	6,330	294,015
STO SE & Co. KGaA	1,344	135,345
Villeroy & Boch AG	866	10,611

TOTAL GERMANY		6,267,797

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	265	0

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	39,567	18,992
* Pan American Silver Corp. Rights 02/22/29	1,089	523
* Tervita Corp. Warrants 07/19/20	171	1

TOTAL CANADA		19,516

ISRAEL — (0.0%)
* Arko Holdings, Ltd. Rights 05/10/20	68	672

JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	8,900	0

NEW ZEALAND — (0.0%)
* Vista Group International, Ltd.	1,531	0

NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	3,731	1,937

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0

TOTAL RIGHTS/WARRANTS		22,125

TOTAL INVESTMENT SECURITIES (Cost $1,847,593,756)		1,797,299,992

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	9,226,770	106,762,950

TOTAL INVESTMENTS — (100.0%) (Cost $1,954,335,286)		$1,904,062,942

As of April 30, 2020, International Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	43	06/19/20	$6,095,823	$6,240,160	$144,337

Total Futures Contracts			$6,095,823	$6,240,160	$144,337

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$557,906	$87,061,089	—	$87,618,995
Austria	—	5,817,216	—	5,817,216
Belgium	627,911	19,418,202	—	20,046,113
Canada	139,519,580	380,514	—	139,900,094
China	—	1,111,724	—	1,111,724
Denmark	928,734	47,001,692	—	47,930,426
Finland	—	33,707,984	—	33,707,984
France	217,477	152,092,514	—	152,309,991
Germany	3,944,492	118,987,445	—	122,931,937
Hong Kong	51,993	35,311,485	—	35,363,478
Ireland	—	10,246,116	—	10,246,116
Israel	1,958,589	8,971,683	—	10,930,272
Italy	2,617,821	34,616,341	—	37,234,162
Japan	8,957,992	451,780,735	—	460,738,727
Netherlands	15,931,026	64,641,587	—	80,572,613
New Zealand	18,955	7,669,740	—	7,688,695
Norway	13,282	12,921,588	—	12,934,870
Portugal	—	3,066,792	—	3,066,792
Singapore	—	15,788,822	—	15,788,822
Spain	561,352	35,924,429	—	36,485,781
Sweden	551,856	62,596,467	—	63,148,323
Switzerland	17,808,367	140,237,952	—	158,046,319
United Kingdom	52,812,381	193,808,758	—	246,621,139
United States	301,723	467,758	—	769,481
Preferred Stocks
Germany	—	6,267,797	—	6,267,797
Rights/Warrants
Canada	—	19,516	—	19,516
Israel	—	672	—	672
Norway	—	1,937	—	1,937
Securities Lending Collateral	—	106,762,950	—	106,762,950
Futures Contracts**	144,337	—	—	144,337

TOTAL	$247,525,774	$1,656,681,505	—	$1,904,207,279

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (5.5%)
*	3P Learning, Ltd.	16,060	$7,753
	Accent Group, Ltd.	97,187	73,208
	Adairs, Ltd.	37,884	38,512
#	Adelaide Brighton, Ltd.	115,220	202,957
	AGL Energy, Ltd.	27,789	304,984
	Alliance Aviation Services, Ltd.	20,675	28,358
	ALS, Ltd.	26,814	117,093
	Altium, Ltd.	17,452	383,095
	Alumina, Ltd.	51,282	56,885
	AMA Group, Ltd.	98,167	26,833
#*	Amaysim Australia, Ltd.	22,467	4,601
*	AMP, Ltd.	576,627	532,030
	Ansell, Ltd.	13,580	250,445
	AP Eagers, Ltd.	28,704	94,982
	APA Group	49,995	353,258
	Appen, Ltd.	5,001	82,634
	ARB Corp., Ltd.	10,014	98,341
*	Ardent Leisure Group, Ltd.	88,209	20,484
	Asaleo Care, Ltd.	73,732	49,353
	ASX, Ltd.	2,768	145,944
	Atlas Arteria, Ltd.	74,141	299,185
	AUB Group, Ltd.	10,844	82,183
#	Aurelia Metals, Ltd.	153,576	31,876
	Aurizon Holdings, Ltd.	294,911	895,896
	AusNet Services	182,628	222,737
	Australia & New Zealand Banking Group, Ltd.	92,308	1,002,692
*	Australian Agricultural Co., Ltd.	85,892	64,709
	Australian Ethical Investment, Ltd.	4,055	12,164
	Australian Finance Group, Ltd.	30,768	30,962
	Australian Pharmaceutical Industries, Ltd.	117,548	89,107
	Auswide Bank, Ltd.	3,299	9,327
	AVJennings, Ltd.	17,132	4,383
#	Bank of Queensland, Ltd.	120,752	407,156
	Bapcor, Ltd.	58,022	184,752
*	Base Resources, Ltd.	44,322	3,735
	Beach Energy, Ltd.	600,978	585,803
#	Bega Cheese, Ltd.	50,024	156,619
	Bell Financial Group, Ltd.	31,306	22,619
#	Bendigo & Adelaide Bank, Ltd.	88,419	374,114
	BHP Group, Ltd.	207,542	4,236,825
#	BHP Group, Ltd., Sponsored ADR	254	10,333
	Bingo Industries, Ltd.	50,056	75,810
	Blackmores, Ltd.	1,997	98,021
	BlueScope Steel, Ltd.	133,346	870,331
	Boral, Ltd.	300,820	584,639
	Brambles, Ltd.	60,252	430,655
	Bravura Solutions, Ltd.	33,088	103,322
	Breville Group, Ltd.	14,081	159,344
	Brickworks, Ltd.	20,293	179,098
	BWX, Ltd.	26,598	62,008
	Caltex Australia, Ltd.	61,622	992,107
#	Capitol Health, Ltd.	106,977	13,770
#*	Cardno, Ltd.	56,221	9,128
	Carsales.com, Ltd.	42,540	389,147
*	Cash Converters International, Ltd.	147,100	14,662

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Castile Resources, Ltd.	14,818	$1,593
	Cedar Woods Properties, Ltd.	15,777	43,236
	Challenger, Ltd.	93,275	297,066
	CIMIC Group, Ltd.	9,027	143,695
#	Citadel Group, Ltd. (The)	9,577	21,312
	Class, Ltd.	5,320	4,776
	Cleanaway Waste Management, Ltd.	424,996	512,768
#	Clinuvel Pharmaceuticals, Ltd.	2,420	34,281
	Coca-Cola Amatil, Ltd.	59,737	332,591
	Cochlear, Ltd.	5,462	649,418
	Codan, Ltd.	39,633	166,731
	Coles Group, Ltd.	87,420	876,632
#	Collection House, Ltd.	41,771	29,534
	Collins Foods, Ltd.	35,393	168,313
	Commonwealth Bank of Australia	56,784	2,293,874
	Computershare, Ltd.	64,817	509,959
*	Cooper Energy, Ltd.	270,180	75,097
#	Corporate Travel Management, Ltd.	12,621	103,325
	Costa Group Holdings, Ltd.	49,353	92,189
#	Credit Corp. Group, Ltd.	17,246	183,653
	Credit Corp. Group, Ltd.	3,018	24,583
	CSR, Ltd.	148,769	357,557
	Data#3, Ltd.	13,503	33,696
	Decmil Group, Ltd.	45,323	6,504
	Dicker Data, Ltd.	9,917	45,022
#	Domain Holdings Australia, Ltd.	65,775	111,380
	Domino’s Pizza Enterprises, Ltd.	10,129	379,002
	Downer EDI, Ltd.	134,280	361,229
	DWS, Ltd.	4,748	2,171
*	Eclipx Group, Ltd.	76,114	35,470
#	Elders, Ltd.	23,286	130,561
*	Emeco Holdings, Ltd.	16,546	12,468
*	EML Payments, Ltd.	43,688	78,900
*	Energy World Corp., Ltd.	19,261	902
	Estia Health, Ltd.	58,859	57,042
#	EVENT Hospitality and Entertainment, Ltd.	23,426	117,119
	Evolution Mining, Ltd.	220,024	716,516
*	FAR, Ltd.	281,998	3,085
#	Finbar Group, Ltd.	8,281	3,508
*	Fleetwood Corp., Ltd.	19,034	18,323
	FlexiGroup, Ltd.	25,812	15,076
	Flight Centre Travel Group, Ltd.	19,842	140,619
#	Fortescue Metals Group, Ltd.	325,178	2,485,091
	Freedom Foods Group, Ltd.	8,443	23,663
	G8 Education, Ltd.	194,729	109,199
#*	Galaxy Resources, Ltd.	17,015	8,347
*	Gascoyne Resources, Ltd.	18,229	87
	Genworth Mortgage Insurance Australia, Ltd.	57,287	79,196
#	Grange Resources, Ltd.	136,583	19,931
*	Greenland Minerals, Ltd.	279,308	20,521
	GTN, Ltd.	1,005	266
	GUD Holdings, Ltd.	13,326	79,102
#	GWA Group, Ltd.	65,361	117,321
	Hansen Technologies, Ltd.	27,679	50,331
#	Harvey Norman Holdings, Ltd.	143,732	257,886
#	Helloworld Travel, Ltd.	6,051	6,818
	HT&E, Ltd.	64,154	46,622
#	HUB24, Ltd.	5,016	31,540
	Huon Aquaculture Group, Ltd.	6,086	14,570

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	IDP Education, Ltd.	26,622	$252,355
	IGO, Ltd.	134,830	409,030
	Iluka Resources, Ltd.	140,618	697,471
	Imdex, Ltd.	101,591	70,400
	Incitec Pivot, Ltd.	269,701	417,122
	Infigen Energy	211,186	80,811
	Infomedia, Ltd.	73,305	76,617
	Inghams Group, Ltd.	48,683	110,296
	Insurance Australia Group, Ltd.	166,290	621,311
*	Intega Group, Ltd.	56,221	9,859
	Integral Diagnostics, Ltd.	14,290	30,007
#	Integrated Research, Ltd.	9,550	19,460
#	InvoCare, Ltd.	25,928	173,391
	IOOF Holdings, Ltd.	56,879	158,792
	IPH, Ltd.	39,526	189,048
	IRESS, Ltd.	27,818	202,909
*	iSelect, Ltd.	55,125	8,175
#*	iSentia Group, Ltd.	47,120	4,527
	IVE Group, Ltd.	23,613	10,164
	James Hardie Industries P.L.C.	37,005	531,229
	Japara Healthcare, Ltd.	51,658	16,696
#	JB Hi-Fi, Ltd.	38,033	859,827
#	Jumbo Interactive, Ltd.	6,105	47,953
	Jupiter Mines, Ltd.	394,182	69,252
#*	Karoon Energy, Ltd.	127,496	44,962
*	Kingsgate Consolidated, Ltd.	33,671	8,825
	Kogan.com, Ltd.	4,259	21,974
	LendLease Group	60,690	483,447
	LendLease Group	10,570	85,135
	Lifestyle Communities, Ltd.	17,655	85,538
	Link Administration Holdings, Ltd.	115,775	282,496
	Lovisa Holdings, Ltd.	9,718	46,349
*	Lucapa Diamond Co., Ltd.	15,354	467
#*	Lynas Corp., Ltd.	137,257	153,679
	MACA, Ltd.	65,560	31,261
	Macmahon Holdings, Ltd.	237,156	33,957
	Macquarie Group, Ltd.	18,699	1,238,697
	Magellan Financial Group, Ltd.	15,570	510,021
	McMillan Shakespeare, Ltd.	27,118	117,140
	McPherson’s, Ltd.	30,743	52,435
	Medibank Pvt, Ltd.	210,778	369,244
*	Medusa Mining, Ltd.	45,149	19,635
#*	Mesoblast, Ltd.	61,936	132,197
#*	Metals X, Ltd.	186,167	9,583
	Michael Hill International, Ltd.	22,149	5,045
#	Mineral Resources, Ltd.	58,225	627,540
#*	MMA Offshore, Ltd.	129,478	6,646
	MNF Group, Ltd.	4,270	12,868
#	Monadelphous Group, Ltd.	26,086	189,628
	Monash IVF Group, Ltd.	37,578	14,403
	Monash IVF Group, Ltd.	24,557	9,522
#	Money3 Corp., Ltd.	29,045	29,783
	Mortgage Choice, Ltd.	32,978	14,774
*	Motorcycle Holdings, Ltd.	2,826	1,438
	Mount Gibson Iron, Ltd.	127,075	51,992
*	Myer Holdings, Ltd.	244,786	31,463
	MyState, Ltd.	7,273	18,530
	National Australia Bank, Ltd.	177,374	1,943,572
	National Australia Bank, Ltd.	12,717	140,548

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Navigator Global Investments, Ltd.	29,512	$24,932
	Netwealth Group, Ltd.	10,149	49,722
	New Energy Solar, Ltd.	23,227	15,839
	New Hope Corp., Ltd.	47,377	47,352
	Newcrest Mining, Ltd.	16,819	301,841
*	NEXTDC, Ltd.	8,224	46,933
	nib holdings, Ltd.	85,198	272,270
#	Nick Scali, Ltd.	11,735	34,917
	Nine Entertainment Co. Holdings, Ltd.	420,219	386,550
	Northern Star Resources, Ltd.	111,779	902,624
	NRW Holdings, Ltd.	154,462	168,975
*	Nufarm, Ltd.	58,546	198,833
#	OFX Group, Ltd.	40,584	32,372
#	Oil Search, Ltd.	119,169	233,871
	OM Holdings, Ltd.	98,157	22,168
*	Onevue Holdings, Ltd.	24,977	3,656
	oOh!media, Ltd.	121,863	80,653
	Orica, Ltd.	35,957	416,695
	Origin Energy, Ltd.	153,460	551,949
	Orora, Ltd.	330,773	549,699
	OZ Minerals, Ltd.	93,530	539,128
	Pacific Current Group, Ltd.	11,857	37,400
*	Pact Group Holdings, Ltd.	47,849	59,189
*	Panoramic Resources, Ltd.	161,341	12,617
	Paragon Care, Ltd.	7,901	855
	Peet, Ltd.	82,024	39,208
	Pendal Group, Ltd.	55,550	197,282
	Perenti Global, Ltd.	188,216	110,668
#	Perpetual, Ltd.	9,472	184,122
*	Perseus Mining, Ltd.	278,562	168,345
#	Pioneer Credit, Ltd.	17,994	2,881
	Platinum Asset Management, Ltd.	42,077	95,016
#*	Praemium, Ltd.	43,406	10,076
	Premier Investments, Ltd.	12,617	126,449
*	Prime Media Group, Ltd.	92,232	5,919
	Pro Medicus, Ltd.	6,317	106,324
	PWR Holdings, Ltd.	10,450	26,148
	Qantas Airways, Ltd.	67,188	166,871
	QBE Insurance Group, Ltd.	124,727	675,378
	Qube Holdings, Ltd.	201,531	290,234
	Ramelius Resources, Ltd.	127,013	107,925
#	REA Group, Ltd.	4,473	255,940
	Reckon, Ltd.	6,209	2,420
#	Reece, Ltd.	26,493	151,408
#	Regis Healthcare, Ltd.	30,740	29,714
	Regis Resources, Ltd.	145,748	416,747
*	Reject Shop, Ltd. (The)	5,557	12,979
	Reliance Worldwide Corp., Ltd.	49,099	86,377
#*	Resolute Mining, Ltd.	161,981	96,507
	Ridley Corp., Ltd.	62,846	28,909
	Rio Tinto, Ltd.	33,798	1,904,894
	RXP Services, Ltd.	24,648	4,785
	Sandfire Resources, Ltd.	58,335	169,304
	Santos, Ltd.	270,742	860,905
*	Saracen Mineral Holdings, Ltd.	155,921	427,628
	Seek, Ltd.	28,137	314,129
	Select Harvests, Ltd.	21,439	100,775
*	Senex Energy, Ltd.	220,285	30,347
	Servcorp, Ltd.	12,793	21,751

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream, Ltd.	74,410	$94,677
#	Seven Group Holdings, Ltd.	12,827	126,134
#*	Seven West Media, Ltd.	334,126	18,378
	SG Fleet Group, Ltd.	15,329	13,337
	Sigma Healthcare, Ltd.	213,333	83,743
*	Silver Lake Resources, Ltd.	210,030	259,415
	Sims, Ltd.	43,506	195,579
	SmartGroup Corp., Ltd.	8,685	30,358
*	SolGold P.L.C.	26,045	8,979
	Sonic Healthcare, Ltd.	33,136	585,190
	South32, Ltd., ADR	2,251	14,316
	South32, Ltd.	482,856	607,265
	Southern Cross Media Group, Ltd.	722,510	65,261
	Spark Infrastructure Group	130,600	160,402
	SpeedCast International, Ltd.	76,666	39,468
	SRG Global, Ltd.	113,718	18,887
	St Barbara, Ltd.	249,395	410,491
	Steadfast Group, Ltd.	32,056	63,300
	Suncorp Group, Ltd.	107,224	637,430
#	Sunland Group, Ltd.	9,056	6,908
	Super Retail Group, Ltd.	46,268	188,763
#*	Superloop, Ltd.	27,389	13,933
	Sydney Airport	49,001	199,600
#*	Syrah Resources, Ltd.	105,820	15,840
	Tassal Group, Ltd.	58,013	141,505
	Technology One, Ltd.	50,987	312,782
	Telstra Corp., Ltd.	217,713	428,288
	Terracom, Ltd.	40,724	3,407
*	Thorn Group, Ltd.	35,581	3,247
*	Tiger Resources, Ltd.	219,444	41
	TPG Telecom, Ltd.	88,273	421,213
	Transurban Group	62,453	556,754
*	Troy Resources, Ltd.	583	29
	Village Roadshow, Ltd.	28,418	41,308
*	Virgin Australia Holdings, Ltd.	393,465	28,015
	Virtus Health, Ltd.	22,644	45,076
	Vita Group, Ltd.	23,215	16,390
*	Vocus Group, Ltd.	183,044	363,374
	Wesfarmers, Ltd.	49,629	1,205,461
	Western Areas, Ltd.	61,478	86,660
*	Westgold Resources, Ltd.	59,272	77,867
	Westpac Banking Corp.	133,613	1,390,129
#	Whitehaven Coal, Ltd.	269,225	317,731
	WiseTech Global, Ltd.	8,160	97,170
	Woodside Petroleum, Ltd.	44,740	640,643
	Woolworths Group, Ltd.	37,011	856,505
	Worley, Ltd.	59,222	343,265
	WPP AUNZ, Ltd.	68,187	10,998
*	Xero, Ltd.	1,193	60,993

TOTAL AUSTRALIA			63,539,642

AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	4,134	76,059
	ANDRITZ AG	8,890	292,103
	Atrium European Real Estate, Ltd.	24,184	66,505
#	Austria Technologie & Systemtechnik AG	8,985	154,867
	CA Immobilien Anlagen AG	10,722	340,395
	DO & CO AG	1,322	65,943
	Erste Group Bank AG	25,825	559,701

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	EVN AG	10,674	$166,793
	FACC AG	1,800	14,418
#	Flughafen Wien AG	986	28,775
	IMMOFINANZ AG	17,520	323,513
	Kapsch TrafficCom AG	788	15,380
#	Lenzing AG	4,008	229,082
	Mayr Melnhof Karton AG	1,587	218,018
#	Oesterreichische Post AG	5,490	206,894
	OMV AG	10,464	341,669
	Palfinger AG	1,670	36,090
#	POLYTEC Holding AG	2,865	16,204
#	Porr AG	2,673	45,979
	Raiffeisen Bank International AG	38,525	664,944
#	Rosenbauer International AG	131	4,628
	S IMMO AG	8,446	156,825
#	S&T AG	6,093	134,193
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	43,728
*	Semperit AG Holding	945	11,757
	Strabag SE	4,197	117,503
	Telekom Austria AG	26,772	188,356
	UBM Development AG	1,080	42,414
	UNIQA Insurance Group AG	37,705	254,208
	Verbund AG	1,562	70,724
#	voestalpine AG	30,257	627,106
	Wienerberger AG	9,422	176,467
*	Zumtobel Group AG	2,684	17,338

TOTAL AUSTRIA			5,708,579

BELGIUM — (0.9%)
	Ackermans & van Haaren NV	6,759	895,822
	Ageas	30,305	1,092,317
*	AGFA-Gevaert NV	70,197	278,073
*	Argenx SE, ADR	932	136,529
	Atenor	548	41,129
	Banque Nationale de Belgique	19	42,450
	Barco NV	1,081	172,445
	Bekaert SA	10,030	212,042
	bpost SA	13,289	92,725
	Cie d’Entreprises CFE	2,314	179,593
	Colruyt SA	10,547	632,098
	Deceuninck NV	13,585	20,689
	D’ieteren SA	6,984	349,999
	Econocom Group SA	16,652	32,050
#	Elia Group SA	2,003	230,311
	Euronav NV	10,967	122,492
*	Euronav NV	38,310	409,534
	EVS Broadcast Equipment SA	3,189	48,720
*	Exmar NV	9,024	44,035
	Fagron	8,897	200,609
	Gimv NV	4,602	252,833
	Immobel SA	565	42,642
	Jensen-Group NV	1,201	30,140
	KBC Group NV	23,794	1,290,609
	Kinepolis Group NV	2,693	101,395
	Lotus Bakeries NV	51	154,922
	Melexis NV	3,794	230,763
	Ontex Group NV	18,660	340,267
*	Oxurion NV	7,971	24,683
	Picanol	441	27,587

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	27,141	$579,282
	Recticel SA	11,663	87,626
	Resilux	280	41,982
	Roularta Media Group NV	370	5,599
	Sioen Industries NV	2,506	52,637
	Sipef NV	1,654	80,461
	Solvay SA	9,925	775,219
	Telenet Group Holding NV	8,229	343,700
	TER Beke SA	193	24,831
*	Tessenderlo Group SA	6,656	185,854
#	Umicore SA	21,764	943,262
	Van de Velde NV	784	19,810

TOTAL BELGIUM			10,869,766

CANADA — (9.7%)
*	5N Plus, Inc.	14,000	17,098
	Absolute Software Corp.	8,900	68,351
	Acadian Timber Corp.	3,200	32,277
#*	Advantage Oil & Gas, Ltd.	49,377	80,170
	Aecon Group, Inc.	18,295	200,963
*	Africa Oil Corp.	14,600	11,328
#	AG Growth International, Inc.	4,100	77,879
	AGF Management, Ltd., Class B	17,587	54,330
	Agnico Eagle Mines, Ltd.	4,700	275,796
*	Aimia, Inc.	32,950	59,653
*	Air Canada	19,241	279,779
	AirBoss of America Corp.	3,978	40,439
*	Alacer Gold Corp.	84,338	432,611
	Alamos Gold, Inc., Class A	75,807	610,507
	Alamos Gold, Inc., Class A	18,797	151,688
#	Alaris Royalty Corp.	8,582	62,518
*	Alexco Resource Corp.	1,285	2,082
	Algoma Central Corp.	3,100	21,380
	Algonquin Power & Utilities Corp.	27,660	383,518
	Algonquin Power & Utilities Corp.	11,652	161,380
	Alimentation Couche-Tard, Inc., Class B	30,252	844,131
#*	Alio Gold, Inc.	6,570	4,484
#	AltaGas, Ltd.	47,228	564,585
	Altius Minerals Corp.	10,201	63,026
	Altus Group, Ltd.	1,916	57,854
#*	Americas Gold & Silver Corp.	7,847	16,856
*	Amerigo Resources, Ltd.	32,000	6,207
#*	Aphria, Inc.	11,000	39,490
#	ARC Resources, Ltd.	105,791	446,132
*	Argonaut Gold, Inc.	55,372	57,681
*	Aritzia, Inc.	14,550	173,206
*	Asanko Gold, Inc.	35,902	40,494
	Atco, Ltd., Class I	7,139	200,484
#*	Athabasca Oil Corp.	92,749	9,662
*	ATS Automation Tooling Systems, Inc.	7,780	115,419
#*	Aurora Cannabis, Inc.	6,246	4,577
#*	Aurora Cannabis, Inc.	49,754	36,818
	AutoCanada, Inc.	4,621	21,745
	B2Gold Corp.	176,791	894,148
#	Badger Daylighting, Ltd.	4,456	96,838
#	Bank of Montreal 063671101	29,963	1,525,117
	Bank of Montreal 2076009	29,924	1,521,406
	Bank of Nova Scotia (The)	5,686	227,938
	Bank of Nova Scotia (The)	45,821	1,839,255

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	124,764	$3,208,930
	Barrick Gold Corp.	13,588	354,322
#*	Baytex Energy Corp.	106,368	34,005
#*	Baytex Energy Corp.	2,602	846
	BCE, Inc.	3,215	130,004
	BCE, Inc.	4,498	181,899
#	Birchcliff Energy, Ltd.	78,147	85,897
*	Black Diamond Group, Ltd.	7,742	7,397
#*	BlackBerry, Ltd.	52,933	225,886
#*	BlackBerry, Ltd.	96,667	413,735
	BMTC Group, Inc.	3,210	15,474
*	Bombardier, Inc., Class A	11,600	6,084
*	Bombardier, Inc., Class B	48,202	16,968
#	Bonavista Energy Corp.	84,553	10,934
#	Bonterra Energy Corp.	6,180	5,461
	Boralex, Inc., Class A	14,866	287,825
	Bridgemarq Real Estate Services	1,100	8,069
	Brookfield Asset Management, Inc., Class A	18,490	625,332
	BRP, Inc.	5,568	166,646
*	Caledonia Mining Corp., P.L.C.	2,790	35,935
#*	Calfrac Well Services, Ltd.	26,244	4,148
	Calian Group, Ltd.	1,100	35,878
	Cameco Corp.	12,558	124,863
	Cameco Corp.	62,184	619,353
	Canaccord Genuity Group, Inc.	25,219	97,655
	Canacol Energy, Ltd.	31,330	79,453
#*	Canada Goose Holdings, Inc.	8,510	202,963
#	Canadian Imperial Bank of Commerce	25,483	1,509,995
	Canadian Imperial Bank of Commerce	17,164	1,019,713
	Canadian National Railway Co.	9,800	810,430
	Canadian National Railway Co.	17,171	1,422,961
	Canadian Natural Resources, Ltd.	15,385	257,642
	Canadian Natural Resources, Ltd.	241,708	4,051,026
	Canadian Pacific Railway, Ltd.	2,100	477,284
	Canadian Pacific Railway, Ltd.	2,847	647,209
#	Canadian Tire Corp., Ltd., Class A	10,987	770,933
	Canadian Utilities, Ltd., Class A	6,683	163,048
	Canadian Utilities, Ltd., Class B	500	12,227
	Canadian Western Bank	27,023	427,685
*	Canfor Corp.	21,927	152,801
	Canfor Pulp Products, Inc.	11,391	56,793
#*	Canopy Growth Corp.	1,399	22,312
#*	Canopy Growth Corp.	11,543	184,688
	CanWel Building Materials Group, Ltd.	20,500	51,546
	Capital Power Corp.	18,001	348,394
*	Capstone Mining Corp.	94,575	36,690
#	Cardinal Energy, Ltd.	26,424	10,821
	Cascades, Inc.	23,294	233,116
	CCL Industries, Inc., Class B	12,050	376,663
*	Celestica, Inc.	31,528	196,419
	Cenovus Energy, Inc.	46,800	169,791
#	Cenovus Energy, Inc.	47,322	172,252
	Centerra Gold, Inc.	67,103	536,554
	Cervus Equipment Corp.	2,500	11,225
#	CES Energy Solutions Corp.	71,198	59,845
*	CGI, Inc.	9,574	612,449
*	CGI, Inc.	5,200	331,624
#	Chesswood Group, Ltd.	2,800	11,868
*	China Gold International Resources Corp., Ltd.	56,934	27,814

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	CI Financial Corp.	46,364	$492,635
#	Cineplex, Inc.	24,265	290,075
#	Clearwater Seafoods, Inc.	5,177	18,931
	Cogeco Communications, Inc.	6,247	461,855
	Cogeco, Inc.	1,976	121,815
	Colliers International Group, Inc.	1,020	55,977
	Colliers International Group, Inc.	6,483	356,565
#	Computer Modelling Group, Ltd.	15,890	53,425
	Constellation Software, Inc.	1,366	1,313,576
#*	Copper Mountain Mining Corp.	51,894	17,336
	Corus Entertainment, Inc., Class B	75,461	171,853
#	Crescent Point Energy Corp.	81,674	113,832
	Crescent Point Energy Corp.	9,725	13,517
*	Crew Energy, Inc.	30,233	5,864
*	CRH Medical Corp.	23,056	47,373
*	Cronos Group, Inc.	16,100	95,634
#*	Denison Mines Corp.	140,508	60,566
*	Descartes Systems Group, Inc. (The)	1,400	58,912
*	DIRTT Environmental Solutions	5,700	6,798
	Dollarama, Inc.	13,951	437,588
	Dorel Industries, Inc., Class B	8,016	16,067
	DREAM Unlimited Corp., Class A	18,547	116,856
	Dundee Precious Metals, Inc.	41,531	193,639
	Echelon Financial Holdings, Inc.	1,200	4,940
	ECN Capital Corp.	99,265	281,689
	E-L Financial Corp., Ltd.	200	98,920
*	Eldorado Gold Corp.	36,906	351,841
*	Eldorado Gold Corp.	5,549	52,545
	Element Fleet Management Corp.	115,952	855,510
#	Emera, Inc.	10,490	417,580
	Empire Co., Ltd., Class A	23,897	527,573
	Enbridge, Inc.	28,266	866,091
	Enbridge, Inc.	23,217	712,298
#*	Endeavour Mining Corp.	13,381	240,905
	Enerflex, Ltd.	27,441	103,499
#*	Energy Fuels, Inc.	5,893	10,457
	Enerplus Corp.	42,400	114,228
	Enerplus Corp.	48,910	132,057
	Enghouse Systems, Ltd.	7,732	289,683
#	Ensign Energy Services, Inc.	37,617	16,755
*	Equinox Gold Corp.	3,409	28,485
	Equitable Group, Inc.	2,750	134,344
*	ERO Copper Corp.	10,787	123,373
*	Essential Energy Services Trust	19,400	1,951
	Evertz Technologies, Ltd.	4,600	49,835
#	Exchange Income Corp.	4,758	101,624
	Exco Technologies, Ltd.	6,801	31,856
#	Extendicare, Inc.	16,049	71,024
	Fairfax Financial Holdings, Ltd.	3,117	845,158
	Fiera Capital Corp.	15,753	101,855
	Finning International, Inc.	36,935	468,868
	Firm Capital Mortgage Investment Corp.	7,100	56,261
#*	First Mining Gold Corp.	44,500	7,193
	First National Financial Corp.	3,000	68,946
	First Quantum Minerals, Ltd.	102,581	626,415
	FirstService Corp.	4,525	391,774
	FirstService Corp.	1,700	146,984
#*	Fission Uranium Corp.	72,500	16,407
	Fortis, Inc.	12,609	488,616

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Fortis, Inc.	8,539	$330,886
#*	Fortuna Silver Mines, Inc.	46,259	138,915
*	Fortuna Silver Mines, Inc.	1,312	3,936
#	Franco-Nevada Corp.	404	53,451
#	Franco-Nevada Corp.	203	26,839
#	Freehold Royalties, Ltd.	27,920	74,817
	Frontera Energy Corp.	2,400	7,707
#*	GDI Integrated Facility Services, Inc.	2,600	54,225
*	Gear Energy, Ltd.	59,300	10,864
#	Genworth MI Canada, Inc.	10,049	247,769
	George Weston, Ltd.	9,816	696,312
	Gibson Energy, Inc.	29,035	413,638
	Gildan Activewear, Inc.	4,100	57,202
#	Gildan Activewear, Inc.	7,979	111,227
#	GMP Capital, Inc.	11,400	10,647
#	goeasy, Ltd.	4,750	151,719
	GoldMoney, Inc.	5,800	11,000
#*	Gran Tierra Energy, Inc.	2,706	918
*	Gran Tierra Energy, Inc.	126,076	42,117
	Great-West Lifeco, Inc.	25,453	419,112
	Guardian Capital Group, Ltd., Class A	5,128	76,554
*	Guyana Goldfields, Inc.	26,400	11,759
*	Heroux-Devtek, Inc.	8,414	67,641
#	High Arctic Energy Services, Inc.	8,400	3,681
	High Liner Foods, Inc.	5,650	25,897
*	Home Capital Group, Inc.	23,185	310,310
	Horizon North Logistics, Inc.	26,900	8,890
	Hudbay Minerals, Inc.	31,643	77,525
	Hudbay Minerals, Inc.	49,524	120,968
	Husky Energy, Inc.	78,524	252,166
	Hydro One, Ltd.	15,100	273,806
	iA Financial Corp., Inc.	23,900	775,919
*	IAMGOLD Corp.	108,961	381,221
*	IAMGOLD Corp.	4,292	15,065
*	IBI Group, Inc.	1,900	5,829
	IGM Financial, Inc.	4,884	103,438
#*	Imperial Metals Corp.	7,560	9,559
#	Imperial Oil, Ltd.	6,500	105,022
#	Imperial Oil, Ltd.	15,507	251,058
*	Indigo Books & Music, Inc.	900	1,371
	Information Services Corp.	3,800	38,902
	Innergex Renewable Energy, Inc.	18,586	249,430
	Intact Financial Corp.	3,167	301,399
#	Inter Pipeline, Ltd.	48,315	404,028
*	Interfor Corp.	21,569	127,218
	Intertape Polymer Group, Inc.	23,559	231,198
	Invesque, Inc.	3,800	10,716
*	IPL Plastics, Inc.	9,300	30,066
*	Ivanhoe Mines, Ltd., Class A	148,647	311,828
	Jamieson Wellness, Inc.	4,873	110,172
#	Just Energy Group, Inc.	15,696	7,217
	Just Energy Group, Inc.	4,023	1,878
	K-Bro Linen, Inc.	1,451	28,135
#*	Kelt Exploration, Ltd.	37,600	43,220
	Keyera Corp.	47,575	705,790
*	Kinaxis, Inc.	1,335	134,195
*	Kinross Gold Corp.	380,521	2,512,294
*	Kinross Gold Corp.	27,330	180,651
	Kirkland Lake Gold, Ltd.	42,618	1,761,737

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Knight Therapeutics, Inc.	28,671	$156,337
	KP Tissue, Inc.	3,500	24,994
	Labrador Iron Ore Royalty Corp.	10,709	151,870
*	Largo Resources, Ltd.	40,433	31,662
	Lassonde Industries, Inc., Class A	459	46,419
#	Laurentian Bank of Canada	10,873	242,855
	Leon’s Furniture, Ltd.	6,706	63,835
	Linamar Corp.	14,328	344,214
	Loblaw Cos., Ltd.	16,488	811,420
#	Lucara Diamond Corp.	114,752	42,869
*	Lundin Gold, Inc.	7,913	58,952
	Lundin Mining Corp.	143,238	701,809
	Magellan Aerospace Corp.	4,737	21,814
	Magna International, Inc.	34,984	1,363,219
	Magna International, Inc.	31,793	1,240,881
*	Mainstreet Equity Corp.	500	20,830
*	Major Drilling Group International, Inc.	21,320	54,374
	Manulife Financial Corp.	1,200	15,113
#	Manulife Financial Corp.	80,934	1,019,768
	Maple Leaf Foods, Inc.	15,900	293,909
	Martinrea International, Inc.	28,236	170,599
	Mediagrif Interactive Technologies, Inc.	2,100	9,565
	Medical Facilities Corp.	14,050	44,513
*	MEG Energy Corp.	73,856	165,015
	Melcor Developments, Ltd.	3,200	16,070
	Methanex Corp.	1,735	27,584
	Methanex Corp.	12,874	204,439
	Metro, Inc.	12,243	503,738
	Morguard Corp.	700	73,925
	Morneau Shepell, Inc.	9,000	217,572
#*	Mountain Province Diamonds, Inc.	3,882	1,227
	MTY Food Group, Inc.	2,985	51,575
#	Mullen Group, Ltd.	29,081	120,757
	National Bank of Canada	52,657	2,123,757
	Neo Performance Materials, Inc.	1,900	10,128
#*	New Gold, Inc.	178,103	145,865
	New Look Vision Group, Inc.	100	1,975
	NFI Group, Inc.	18,644	213,235
	Norbord, Inc.	1,800	29,199
	North American Construction Group, Ltd.	7,400	37,533
#	North American Construction Group, Ltd.	5,792	29,192
	North West Co., Inc. (The)	10,709	202,340
	Northland Power, Inc.	18,164	389,783
	Nutrien, Ltd.	35,473	1,266,747
#*	NuVista Energy, Ltd.	52,211	30,758
#*	Obsidian Energy, Ltd.	9,800	2,042
	OceanaGold Corp.	197,015	300,062
	Onex Corp.	7,220	332,796
	Open Text Corp.	5,600	211,617
#	Open Text Corp.	12,999	493,312
	Osisko Gold Royalties, Ltd.	17,275	157,743
	Osisko Gold Royalties, Ltd.	17,699	161,946
#*	Osisko Mining, Inc.	9,905	24,906
#*	Painted Pony Energy, Ltd.	23,500	10,636
	Pan American Silver Corp.	39,313	835,005
#*	Paramount Resources, Ltd., Class A	14,976	20,442
*	Parex Resources, Inc.	58,874	645,438
#	Park Lawn Corp.	7,600	119,136
#	Parkland Fuel Corp.	24,374	576,627

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pason Systems, Inc.	14,685	$79,863
	Pembina Pipeline Corp.	1,554	35,630
	Pembina Pipeline Corp.	40,628	932,006
#	Peyto Exploration & Development Corp.	50,298	101,539
*	PHX Energy Services Corp.	8,838	4,318
	Pinnacle Renewable Energy, Inc.	6,100	30,633
	Pizza Pizza Royalty Corp.	7,900	49,490
*	Points International, Ltd.	1,000	9,849
*	Points International, Ltd.	1,715	16,738
#	Polaris Infrastructure, Inc.	6,500	58,138
*	PolyMet Mining Corp.	9,900	2,632
	PrairieSky Royalty, Ltd.	7,446	54,456
#*	Precision Drilling Corp.	37,964	20,455
*	Precision Drilling Corp.	19,847	10,916
#*	Premier Gold Mines, Ltd.	56,650	70,408
#	Premium Brands Holdings Corp.	9,754	588,204
#*	Pretium Resources, Inc.	39,757	303,346
*	Pulse Seismic, Inc.	4,200	2,474
	Quarterhill, Inc.	31,600	39,728
	Quebecor, Inc., Class B	22,012	479,316
*	Real Matters, Inc.	9,800	112,366
#	Recipe Unlimited Corp.	5,300	50,451
	Restaurant Brands International, Inc.	14,891	734,126
	Richelieu Hardware, Ltd.	7,371	140,012
	Ritchie Bros Auctioneers, Inc.	1,000	43,040
	Ritchie Bros Auctioneers, Inc.	9,931	427,927
	Rocky Mountain Dealerships, Inc.	4,278	13,523
	Rogers Communications, Inc., Class B	10,567	442,585
	Rogers Communications, Inc., Class B	7,076	295,918
#	Rogers Sugar, Inc.	31,218	104,961
*	Roxgold, Inc.	101,700	91,329
	Royal Bank of Canada 2754383	34,969	2,151,223
	Royal Bank of Canada 780087102	85,089	5,240,632
	Russel Metals, Inc.	23,365	253,130
*	Sabina Gold & Silver Corp.	40,900	57,591
#*	Sandstorm Gold, Ltd.	3,411	26,490
*	Sandstorm Gold, Ltd.	8,544	66,472
	Saputo, Inc.	12,180	306,261
#	Savaria Corp.	3,800	31,258
#	Secure Energy Services, Inc.	40,209	36,109
*	SEMAFO, Inc.	83,058	208,846
*	Seven Generations Energy, Ltd., Class A	100,026	206,958
	Shaw Communications, Inc., Class B	8,213	133,997
	Shaw Communications, Inc., Class B	40,108	654,964
#	ShawCor, Ltd.	16,294	23,880
*	Shopify, Inc., Class A	752	475,482
#	Sienna Senior Living, Inc.	17,800	169,439
#*	Sierra Wireless, Inc.	9,798	91,905
	Sleep Country Canada Holdings, Inc.	13,187	124,769
#	SNC-Lavalin Group, Inc.	29,849	550,468
*	Spin Master Corp.	4,550	65,834
*	SSR Mining, Inc.	17,200	300,828
	Stantec, Inc.	15,909	469,793
#	Stelco Holdings, Inc.	12,599	59,558
	Stella-Jones, Inc.	11,395	284,067
*	Storm Resources, Ltd.	19,100	17,838
*	Stornoway Diamond Corp.	47,014	80
	Sun Life Financial, Inc.	24,598	844,941
	Suncor Energy, Inc.	5,800	103,415

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc.	160,680	$2,868,138
*	SunOpta, Inc.	700	1,967
*	SunOpta, Inc.	3,392	9,553
#	Superior Plus Corp.	53,070	376,689
#	Supremex, Inc.	3,700	4,864
#	Surge Energy, Inc.	70,035	14,088
*	Tamarack Valley Energy, Ltd.	68,150	39,168
#*	Taseko Mines, Ltd.	33,379	11,750
	TC Energy Corp.	37,618	1,743,970
	Teck Resources, Ltd., Class B	58,533	515,967
	Teck Resources, Ltd., Class B	57,219	504,099
	TELUS Corp.	2,996	48,967
*	Teranga Gold Corp.	24,400	168,983
	TerraVest Industries, Inc.	1,300	14,336
*	Tervita Corp.	759	1,739
	TFI International, Inc.	29,167	808,827
#	Thomson Reuters Corp.	3,237	228,241
#	Tidewater Midstream and Infrastructure, Ltd.	71,300	29,197
	Timbercreek Financial Corp.	20,935	118,365
#*	TMAC Resources, Inc.	1,000	1,063
	TMX Group, Ltd.	6,195	536,697
#	TORC Oil & Gas, Ltd.	40,565	32,640
*	Torex Gold Resources, Inc.	28,014	398,691
	Toromont Industries, Ltd.	11,342	532,898
	Toronto-Dominion Bank (The)	6,758	282,370
	Toronto-Dominion Bank (The)	53,477	2,233,734
	Total Energy Services, Inc.	13,840	16,605
	Tourmaline Oil Corp.	76,172	755,184
	TransAlta Corp. 2901628	59,192	348,276
	TransAlta Corp. 89346D107	31,016	181,754
#	TransAlta Renewables, Inc.	23,284	251,583
	Transcontinental, Inc., Class A	23,619	213,970
	TransGlobe Energy Corp.	16,500	9,839
#*	Trevali Mining Corp.	127,243	9,598
#*	Trican Well Service, Ltd.	69,115	28,799
#	Tricon Capital Group, Inc.	22,747	132,205
*	Trisura Group, Ltd.	588	17,171
*	Turquoise Hill Resources, Ltd.	157,600	76,991
*	Turquoise Hill Resources, Ltd.	3,396	1,715
	Uni-Select, Inc.	7,611	23,293
	Vermilion Energy, Inc.	14,286	70,305
	Vermilion Energy, Inc.	30,353	149,944
	VersaBank	2,400	9,604
	Wajax Corp.	6,875	42,921
	Waste Connections, Inc.	7,371	633,242
	Waste Connections, Inc.	400	34,415
*	Wesdome Gold Mines Ltd.	21,100	161,591
	West Fraser Timber Co., Ltd.	14,904	414,800
#	Western Forest Products, Inc.	128,611	85,929
#	Westshore Terminals Investment Corp.	16,246	174,137
	Wheaton Precious Metals Corp.	8,900	336,064
	Whitecap Resources, Inc.	87,256	114,716
#*	WildBrain, Ltd.	40,263	25,455
	Winpak, Ltd.	3,432	114,281
	WSP Global, Inc.	5,888	395,128
	Yamana Gold, Inc.	167,414	788,991
	Yamana Gold, Inc.	14,406	67,420
#*	Yangarra Resources, Ltd.	26,719	9,598

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Yellow Pages, Ltd.	5,429	$36,819

TOTAL CANADA			112,528,255

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	63,250	20,120
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	9,338
	CITIC Telecom International Holdings, Ltd.	571,000	211,290
	K Wah International Holdings, Ltd.	40,000	18,329
*	Leyou Technologies Holdings, Ltd.	175,000	52,177
*	Meituan Dianping, Class B	2,600	34,812
	SITC International Holdings Co., Ltd.	364,000	359,581
	TK Group Holdings, Ltd.	54,000	16,683

TOTAL CHINA			722,330

DENMARK — (1.2%)
*	Agat Ejendomme A.S.	17,713	5,122
*	ALK-Abello A.S.	847	215,459
	Alm Brand A.S.	15,888	124,504
	Ambu A.S., Class B	13,860	434,127
	AP Moller - Maersk A.S., Class A	152	140,843
#	AP Moller - Maersk A.S., Class B	240	238,861
#*	Bang & Olufsen A.S.	7,740	24,103
*	BankNordik P/F	1,197	17,715
*	Bavarian Nordic A.S.	5,256	123,841
*	Brodrene Hartmann A.S.	947	41,604
#	Chr Hansen Holding A.S.	8,059	694,877
	Coloplast A.S., Class B	4,151	654,712
*	Columbus A.S.	15,956	17,616
*	D/S Norden A.S.	8,469	119,032
*	Danske Bank A.S.	56,023	665,165
#*	Demant A.S.	23,308	557,243
*	DFDS A.S.	8,218	208,618
	DSV Panalpina A.S.	6,596	685,326
*	FLSmidth & Co. A.S.	6,739	177,364
	GN Store Nord A.S.	32,830	1,498,241
*	GronlandsBANKEN A.S.	259	18,485
*	H+H International A.S., Class B	5,954	78,232
#*	ISS A.S.	28,004	416,344
*	Jeudan A.S.	1,620	55,064
*	Jyske Bank A.S.	15,138	408,619
	Matas A.S.	7,747	52,539
*	Nilfisk Holding A.S.	7,830	110,905
#*	NKT A.S.	4,615	103,758
#	NNIT A.S.	2,649	45,350
	Orsted A.S.	4,475	452,022
	Pandora A.S.	33,757	1,200,349
*	Parken Sport & Entertainment A.S.	1,139	12,050
	Per Aarsleff Holding A.S.	6,469	189,937
	Ringkjoebing Landbobank A.S.	7,451	467,725
	Rockwool International A.S., Class A	864	167,845
	Rockwool International A.S., Class B	2,142	450,161
#	RTX A.S.	1,768	47,614
	Schouw & Co., A.S.	3,662	262,650
	SimCorp A.S.	7,296	673,923
#	Solar A.S., Class B	1,580	55,012
*	Spar Nord Bank A.S.	22,279	155,277
	Sydbank A.S.	11,213	185,276
*	Tivoli A.S.	409	39,373

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Topdanmark A.S.	11,283	$455,464
#	TORM P.L.C.	9,199	78,336
	Tryg A.S.	12,901	344,067
	United International Enterprises, Ltd.	387	71,456
	Vestas Wind Systems A.S.	11,609	996,901
#*	Vestjysk Bank A.S.	107,651	46,031

TOTAL DENMARK			14,285,138

FINLAND — (1.6%)
*	Afarak Group Oyj	6,116	2,525
	Ahlstrom-Munksjo Oyj	7,322	101,776
	Aktia Bank Oyj	12,613	106,380
	Alma Media Oyj	6,819	60,412
	Asiakastieto Group Oyj	967	33,954
#	Aspo Oyj	5,171	36,486
	Atria Oyj	2,128	21,944
#	Cargotec Oyj, Class B	8,754	191,001
	Caverion Oyj	2,736	15,592
#	Citycon Oyj	7,699	50,852
	Digia Oyj	3,511	17,852
	Elisa Oyj	14,518	882,233
#*	Finnair Oyj	14,000	55,778
	Fiskars Oyj Abp	9,262	106,660
#	Fortum Oyj	40,152	665,325
*	F-Secure Oyj	7,922	23,852
*	HKScan Oyj, Class A	10,963	25,810
	Huhtamaki Oyj	31,301	1,168,280
	Ilkka-Yhtyma Oyj	2,909	10,389
	Kemira Oyj	32,835	395,006
	Kesko Oyj, Class A	15,500	252,327
	Kesko Oyj, Class B	47,840	779,510
	Kone Oyj, Class B	11,103	672,332
	Konecranes Oyj	9,197	199,614
	Lassila & Tikanoja Oyj	12,008	168,076
#*	Lehto Group Oyj	1,807	2,829
	Metsa Board Oyj	47,755	332,631
	Metso Oyj	30,651	850,384
	Neste Oyj	50,616	1,787,530
#	Nokia Oyj	162,977	587,522
#	Nokian Renkaat Oyj	17,103	363,359
	Nordea Bank Abp	83,521	535,698
	Nordea Bank Abp	145,864	933,259
	Oriola Oyj, Class A	2,227	5,198
	Oriola Oyj, Class B	38,503	88,498
#	Outokumpu Oyj	91,094	242,299
#	Outotec Oyj	5,885	24,529
#	Ponsse Oyj	2,973	76,851
	Raisio Oyj, Class V	15,215	56,469
#	Raute Oyj, Class A	401	8,674
#	Revenio Group Oyj	4,498	121,867
#	Sampo Oyj, Class A	21,786	722,150
	Sanoma Oyj	25,923	234,058
#*	Stockmann Oyj Abp, Class B	5,241	4,010
	Stora Enso Oyj, Class R	122,050	1,435,864
	Teleste Oyj	1,197	5,102
	TietoEVRY Oyj	11,128	271,151
#	Tikkurila Oyj	12,676	165,798
	Tokmanni Group Corp.	20,394	248,088
	UPM-Kymmene Oyj	85,547	2,346,141

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Uponor Oyj	18,691	$209,581
	Valmet Oyj	37,202	850,775
	Wartsila Oyj Abp	2,476	18,177
#	YIT Oyj	41,269	226,218

TOTAL FINLAND			18,798,676

FRANCE — (7.7%)
	ABC arbitrage	3,204	21,904
#	Accor SA	16,144	449,100
	Actia Group	3,218	8,054
	Aeroports de Paris	2,014	196,600
#	Air Liquide SA	19,564	2,485,689
*	Airbus SE	22,232	1,407,697
	Akka Technologies	4,107	130,729
	AKWEL	3,913	48,942
	Albioma SA	8,257	273,471
	Alstom SA	18,467	757,497
	Altamir	3,848	64,204
	Alten SA	8,111	583,974
#*	Amplitude Surgical SAS	1,826	2,076
	Amundi SA	3,373	223,880
	Arkema SA	21,109	1,756,965
	Assystem SA	1,573	35,302
	Atos SE	20,684	1,479,198
	Aubay	1,711	44,601
	AXA SA	76,328	1,356,844
	Axway Software SA	1,727	28,301
*	Bastide le Confort Medical	789	27,944
#	Beneteau SA	9,994	63,282
	Bigben Interactive	3,072	39,810
	BNP Paribas SA	44,384	1,394,382
	Boiron SA	1,900	69,959
	Bollore SA	154,426	409,263
*	Bollore SA	65	173
	Bonduelle SCA	4,816	105,354
*	Bourbon Corp.	3,477	0
	Bouygues SA	43,930	1,351,646
	Bureau Veritas SA	32,581	676,379
	Burelle SA	30	18,591
	Capgemini SE	12,370	1,162,913
	Carrefour SA	81,451	1,209,647
#	Casino Guichard Perrachon SA	9,663	362,719
*	Cegedim SA	1,561	46,922
#*	CGG SA	161,860	204,590
	Chargeurs SA	4,018	76,240
	Cie de Saint-Gobain	63,372	1,686,196
	Cie des Alpes	2,635	49,342
	Cie Generale des Etablissements Michelin SCA	33,532	3,239,896
#	Cie Plastic Omnium SA	15,525	293,978
*	CNP Assurances	12,837	132,436
*	Coface SA	29,501	173,515
	Credit Agricole SA	101,304	814,834
	Danone SA	25,477	1,775,671
	Dassault Systemes SE	1,001	146,617
	Derichebourg SA	37,574	105,433
	Devoteam SA	1,357	103,292
	Edenred	24,983	1,006,393
	Eiffage SA	24,726	2,020,653
	Electricite de France SA	81,709	650,479

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Electricite de Strasbourg SA	112	$12,927
	Elior Group SA	28,156	185,964
	Elis SA	53,902	664,401
	Engie SA	78,813	855,086
#	Eramet	2,714	85,466
#*	Erytech Pharma SA	2,355	25,381
	EssilorLuxottica SA	8,962	1,113,299
*	Esso SA Francaise	718	13,411
	Etablissements Maurel et Prom SA	7,575	14,123
#	Europcar Mobility Group	35,933	66,981
	Eutelsat Communications SA	68,501	766,957
*	Exel Industries, Class A	266	12,145
	Faurecia SE	20,433	732,144
	Fleury Michon SA	175	4,181
*	Fnac Darty S.A.	4,763	153,932
*	Fnac Darty SA	903	29,151
	Gaztransport Et Technigaz SA	3,911	283,536
	Getlink SE	29,951	382,026
	GL Events	2,690	32,221
	Groupe Crit	826	45,815
	Groupe Gorge	802	11,505
	Groupe Open	976	8,164
	Guerbet	2,118	66,806
	Haulotte Group SA	2,041	8,922
	HERIGE SADCS	200	5,033
	Hermes International	787	575,352
	HEXAOM	901	25,204
*	ID Logistics Group	479	89,165
#	Iliad SA	10,199	1,518,843
	Imerys SA	8,616	270,306
	Ingenico Group SA	8,340	1,049,320
	Ipsen SA	2,355	175,360
	IPSOS	10,845	208,825
	Jacquet Metal Service SA	3,858	39,317
	JCDecaux SA	17,666	365,679
	Kaufman & Broad SA	7,894	285,285
	Kering SA	1,882	957,382
	Korian SA	14,424	484,462
	Lagardere SCA	28,664	465,532
	Le Belier	1,008	35,524
	Lectra	6,791	106,909
	Legrand SA	17,950	1,203,414
	Linedata Services	1,500	37,776
	LISI	5,674	91,772
	LNA Sante SA	1,351	59,925
	L’Oreal SA	1,876	545,430
	LVMH Moet Hennessy Louis Vuitton SE	13,701	5,296,704
	Maisons du Monde SA	5,716	51,423
	Manitou BF SA	2,548	39,039
	Manutan International	278	14,599
	Mersen SA	4,927	108,719
*	METabolic EXplorer SA	7,040	11,309
	Metropole Television SA	10,154	113,023
	Natixis SA	83,047	196,055
	Nexans SA	6,931	246,870
	Nexity SA	13,786	422,868
*	Nicox	1,341	5,907
	NRJ Group	4,221	23,452
	Oeneo SA	6,216	73,609

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	OL Groupe SA	4,903	$11,768
*	Onxeo SA	7,633	4,064
	Orange SA	218,502	2,654,588
	Orpea	7,826	870,507
	Peugeot SA	147,891	2,096,449
*	Pierre & Vacances SA	743	11,341
#	Plastivaloire	2,229	9,592
	Publicis Groupe SA	51,273	1,513,525
	Quadient	11,230	155,084
	Rallye SA	5,260	44,941
#*	Recylex SA	3,158	6,937
	Renault SA	6,123	120,652
	Rexel SA	70,107	654,784
	Robertet SA	199	173,560
	Rothschild & Co.	5,200	102,833
	Rubis SCA	13,553	607,208
	Safran SA	13,247	1,231,588
	Samse SA	48	5,993
	Sartorius Stedim Biotech	2,020	484,342
	Savencia SA	1,061	62,791
	SCOR SE	32,865	925,961
	SEB SA	4,923	590,403
	Seche Environnement SA	1,053	40,697
	SES SA	82,028	546,470
	Societe BIC SA	6,130	306,640
	Societe Generale SA	71,026	1,114,329
	Societe Marseillaise du Tunnel Prado-Carenage SA	467	9,264
	Societe pour l’Informatique Industrielle	1,640	31,917
	Sodexo SA	11,939	954,469
*	SOITEC	3,223	296,326
*	Solocal Group	94,864	16,134
	Somfy SA	2,083	174,353
	Sopra Steria Group	3,543	419,552
	SPIE SA	27,246	410,722
#*	SRP Groupe SA	2,351	2,342
	Stef SA	1,222	91,967
	STMicroelectronics NV	101,509	2,614,004
	STMicroelectronics NV	3,197	81,747
	Suez	37,066	419,262
	Sword Group	1,865	53,095
	Synergie SA	2,431	53,194
	Tarkett SA	11,085	109,625
#*	Technicolor SA	73,458	16,968
	Teleperformance	9,363	2,097,395
	Television Francaise 1	14,992	73,401
	TFF Group	380	11,636
	Thermador Groupe	1,400	67,688
	Total Gabon	250	28,439
	Total SA	229,200	8,134,852
	Trigano SA	1,798	132,315
*	Ubisoft Entertainment SA	13,221	983,402
	Union Financiere de France BQE SA	1,264	21,421
	Valeo SA	30,669	703,022
#*	Vallourec SA	54,905	65,435
#	Veolia Environnement SA	20,894	445,428
	Vetoquinol SA	532	33,429
	Vicat SA	5,467	153,426
	Vilmorin & Cie SA	1,927	77,041
	Vinci SA	41,184	3,373,873

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Virbac SA	918	$181,025
#	Vivendi SA	21,778	470,691

TOTAL FRANCE			88,703,420

GERMANY — (6.1%)
	1&1 Drillisch AG	11,388	264,978
	7C Solarparken AG	9,453	34,829
	Aareal Bank AG	13,417	218,549
	Adidas AG	6,785	1,553,306
*	Adler Modemaerkte AG	1,392	4,751
	ADO Properties SA	8,438	236,409
*	ADVA Optical Networking SE	14,838	97,063
	All for One Group AG	614	25,064
	Allgeier SE	901	29,318
	Allianz SE	16,042	2,952,229
	Amadeus Fire AG	1,150	118,425
	Aroundtown SA	126,965	682,930
	Atoss Software AG	243	48,846
	Aurubis AG	9,731	504,460
	BASF SE	43,484	2,225,357
	Basler AG	411	21,029
	Bauer AG	2,614	29,838
	Bayerische Motoren Werke AG	36,617	2,154,001
	BayWa AG	3,443	101,011
	Bechtle AG	5,456	789,033
	Beiersdorf AG	4,046	423,326
#	Bertrandt AG	1,821	70,095
	Bijou Brigitte AG	834	27,199
	Bilfinger SE	8,032	151,044
	Borussia Dortmund GmbH & Co. KGaA	13,186	92,955
	Brenntag AG	27,483	1,244,373
	CANCOM SE	7,158	364,420
	Carl Zeiss Meditec AG	2,272	224,037
*	CECONOMY AG	33,172	84,914
	CENIT AG	209	2,241
	Centrotec SE	947	13,278
	Cewe Stiftung & Co. KGAA	2,318	241,253
	comdirect bank AG	2,668	38,289
	Commerzbank AG	248,168	914,979
	CompuGroup Medical SE	4,659	354,076
	Continental AG	13,979	1,168,106
#	Corestate Capital Holding SA	3,697	76,122
	Covestro AG	27,077	909,547
	CropEnergies AG	9,615	75,900
	CTS Eventim AG & Co. KGaA	11,889	494,247
#	Daimler AG	79,755	2,727,859
*	Delivery Hero SE	1,082	91,770
	Deutsche Bank AG	197,769	1,465,468
	Deutsche Beteiligungs AG	4,228	143,206
	Deutsche Boerse AG	11,706	1,814,880
	Deutsche EuroShop AG	3,175	45,726
#*	Deutsche Lufthansa AG	29,710	265,984
	Deutsche Pfandbriefbank AG	35,125	258,173
	Deutsche Post AG	44,557	1,323,663
	Deutsche Telekom AG	259,943	3,800,267
	Deutsche Wohnen SE	15,456	626,399
	Deutz AG	10,004	38,453
	DIC Asset AG	8,141	107,894
	DMG Mori AG	4,388	197,142

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Dr Hoenle AG	981	$39,251
	Draegerwerk AG & Co. KGaA	801	55,998
	Duerr AG	16,230	378,722
	E.ON SE	197,282	1,976,227
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,205	173,415
	EDAG Engineering Group AG	3,367	25,324
	Elmos Semiconductor AG	2,816	56,090
#*	ElringKlinger AG	5,449	29,591
	Energiekontor AG	2,205	44,001
	Evonik Industries AG	27,076	666,081
#*	Ferratum Oyj	573	2,995
	Fielmann AG	4,381	288,073
	First Sensor AG	731	30,470
	FORTEC Elektronik AG	65	1,096
	Francotyp-Postalia Holding AG, Class A	2,956	9,492
	Fraport AG Frankfurt Airport Services Worldwide	7,592	332,556
	Freenet AG	45,068	854,970
	Fresenius Medical Care AG & Co. KGaA	28,159	2,206,835
	Fuchs Petrolub SE	4,496	150,308
	GEA Group AG	16,227	372,375
	Gerresheimer AG	9,780	777,796
	Gesco AG	2,374	40,435
	GFT Technologies SE	5,152	47,107
	Grand City Properties SA	19,175	400,986
*	H&R GmbH & Co. KGaA	3,109	14,073
	Hamburger Hafen und Logistik AG	10,573	172,029
	Hannover Rueck SE	3,404	542,375
	Hapag-Lloyd AG	6,086	871,871
	HeidelbergCement AG	11,499	545,181
*	Heidelberger Druckmaschinen AG	78,275	55,624
	Hella GmbH & Co KGaA	12,571	462,474
	Henkel AG & Co. KGaA	2,096	163,390
	Highlight Communications AG	1,578	5,884
	Hochtief AG	1,791	140,148
	Hornbach Baumarkt AG	2,192	47,352
	Hornbach Holding AG & Co. KGaA	2,702	154,251
	Hugo Boss AG	13,109	363,963
*	Hypoport SE	472	166,399
	Indus Holding AG	5,552	170,887
	Infineon Technologies AG	83,750	1,556,990
	Isra Vision AG	1,475	80,819
	Jenoptik AG	7,124	146,718
	K+S AG	53,489	359,784
	KION Group AG	18,471	916,202
	Kloeckner & Co. SE	12,707	52,078
	Knorr-Bremse AG	905	84,168
	Koenig & Bauer AG	3,072	63,165
	Krones AG	1,826	110,024
	KSB SE & Co. KGaA	11	2,695
	KWS Saat SE & Co., KGaA	1,695	97,449
	Lanxess AG	21,679	1,066,724
	LEG Immobilien AG	7,693	883,194
#	Leifheit AG	993	21,169
#*	Leoni AG	9,337	64,093
*	LPKF Laser & Electronics AG	1,872	40,437
#*	Manz AG	577	8,980
	MasterFlex SE	948	4,408
	METRO AG	60,356	527,348
	MLP SE	16,050	82,698

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MTU Aero Engines AG	6,538	$890,315
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,630	1,233,107
	Nemetschek SE	10,653	670,232
	New Work SE	503	119,548
	Nexus AG	544	20,870
*	Nordex SE	10,527	84,644
	Norma Group SE	12,279	307,528
	OHB SE	1,146	43,087
#*	OSRAM Licht AG	14,114	621,079
	Paragon GmbH & Co. KGaA	295	3,997
	Patrizia AG	7,619	170,123
	Pfeiffer Vacuum Technology AG	441	72,666
	PNE AG	20,038	95,215
	Progress-Werk Oberkirch AG	549	10,936
#	ProSiebenSat.1 Media SE	42,290	422,631
	PSI Software AG	1,210	25,781
	Puma SE	10,480	658,306
	Puma SE	1,130	71,054
	QSC AG	38,579	49,734
*	R Stahl AG	287	7,147
	Rational AG	420	202,682
*	RIB Software SE	652	20,677
*	Rocket Internet SE	19,642	413,181
	RTL Group SA	8,129	270,704
	RWE AG	49,692	1,429,524
	SAF-Holland SE	15,350	78,987
	Salzgitter AG	9,848	131,572
	SAP SE, Sponsored ADR	2,290	271,457
	SAP SE	11,462	1,365,206
*	Schaltbau Holding AG	438	12,531
	Scout24 AG	7,183	469,663
	Secunet Security Networks AG	211	34,651
*	SGL Carbon SE	6,998	21,673
	Siltronic AG	3,390	290,218
*	Sixt Leasing SE	4,411	87,008
	Sixt SE	1,991	135,530
*	SMT Scharf AG	570	5,686
	Softing AG	978	6,739
	Software AG	8,736	310,205
	Stabilus SA	6,518	278,414
	Stroeer SE & Co. KGaA	7,447	471,326
	Suedzucker AG	20,485	271,030
*	SUESS MicroTec SE	2,792	26,113
	Surteco Group SE	1,977	42,687
	Symrise AG	8,978	909,557
	TAG Immobilien AG	22,864	500,806
	Takkt AG	9,442	76,719
*	Talanx AG	7,518	266,986
	Technotrans SE	2,825	40,093
#*	Tele Columbus AG	4,512	11,628
	Telefonica Deutschland Holding AG	215,475	612,975
#*	Thyssenkrupp AG	19,380	128,920
	Traffic Systems SE	757	20,063
	Uniper SE	21,653	582,518
	United Internet AG	32,890	1,131,697
	VERBIO Vereinigte BioEnergie AG	6,536	59,346
	Volkswagen AG	3,803	562,250
	Vonovia SE	21,306	1,053,557
	Vossloh AG	2,156	81,421

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Wacker Chemie AG	4,737	$276,204
	Wacker Neuson SE	7,576	94,061
	Washtec AG	2,225	87,789
	Wirecard AG	7,008	693,494
	Wuestenrot & Wuerttembergische AG	5,572	98,204
*	Zalando SE	4,302	210,857

TOTAL GERMANY			70,698,558

HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	22,000	16,374
#	Agritrade Resources, Ltd.	790,000	16,957
	AIA Group, Ltd.	246,000	2,257,731
	Allied Properties HK, Ltd.	342,000	85,181
	APAC Resources, Ltd.	20,000	2,271
#*	Applied Development Holdings, Ltd.	235,000	5,754
	Asia Financial Holdings, Ltd.	40,000	18,967
	Asia Standard International Group, Ltd.	156,000	18,965
	Asiasec Properties, Ltd.	62,000	10,234
	ASM Pacific Technology, Ltd.	88,900	898,308
	Bank of East Asia, Ltd. (The)	192,053	406,846
	BOC Aviation, Ltd.	60,000	410,272
	BOC Hong Kong Holdings, Ltd.	248,500	762,679
	BOCOM International Holdings Co., Ltd.	130,000	17,420
#	Bright Smart Securities & Commodities Group, Ltd.	132,000	17,083
*	Brightoil Petroleum Holdings, Ltd.	444,000	32,215
*	Burwill Holdings, Ltd.	1,052,000	3,610
	Cafe de Coral Holdings, Ltd.	124,000	255,807
#*	Camsing International Holding, Ltd.	28,000	1,571
#	Cathay Pacific Airways, Ltd.	291,000	346,104
	Century City International Holdings, Ltd.	420,000	22,530
	CGN Mining Co., Ltd.	245,000	8,047
	Chevalier International Holdings, Ltd.	12,000	15,221
*	China Best Group Holding, Ltd.	290,000	6,278
*	China Energy Development Holdings, Ltd.	1,680,000	40,436
	China Motor Bus Co., Ltd.	1,400	18,199
	China New Higher Education Group, Ltd.	53,000	27,823
	China Star Entertainment, Ltd.	180,000	41,242
#*	China Strategic Holdings, Ltd.	2,830,000	8,327
	Chinese Estates Holdings, Ltd.	121,000	57,818
	Chong Hing Bank, Ltd.	21,000	27,613
	Chow Sang Sang Holdings International, Ltd.	104,000	104,732
	Chow Tai Fook Jewellery Group, Ltd.	151,000	127,751
	Chuang’s China Investments, Ltd.	190,000	9,705
	Chuang’s Consortium International, Ltd.	200,000	29,539
	CK Asset Holdings, Ltd.	198,308	1,253,057
	CK Infrastructure Holdings, Ltd.	33,500	198,990
	CK Life Sciences Intl Holdings, Inc.	852,000	109,381
	CLP Holdings, Ltd.	68,000	727,881
	CNQC International Holdings, Ltd.	147,500	15,761
	CNT Group, Ltd.	128,000	5,939
	Convenience Retail Asia, Ltd.	54,000	28,574
#*	Convoy Global Holdings, Ltd.	576,000	2,326
*	Cosmopolitan International Holdings, Ltd.	60,000	7,740
	Cowell e Holdings, Inc.	141,000	38,063
*	Crocodile Garments	111,000	5,504
	Cross-Harbour Holdings, Ltd. (The)	37,939	55,519
	CSI Properties, Ltd.	1,190,000	41,425
*	CST Group, Ltd.	4,280,000	13,702
	Dah Sing Banking Group, Ltd.	131,328	128,925

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Financial Holdings, Ltd.	38,120	$125,748
	Dickson Concepts International, Ltd.	43,500	22,881
	Eagle Nice International Holdings, Ltd.	74,000	20,968
*	Emperor Capital Group, Ltd.	888,000	17,837
	Emperor Watch & Jewellery, Ltd.	810,000	14,564
#*	ENM Holdings, Ltd.	156,000	12,037
*	Esprit Holdings, Ltd.	499,500	47,903
*	Eternity Investment, Ltd.	710,000	11,021
	Fairwood Holdings, Ltd.	16,500	39,511
	Far East Consortium International, Ltd.	384,830	136,515
*	Far East Holdings International, Ltd.	147,000	2,717
#*	FIH Mobile, Ltd.	830,000	92,764
	First Pacific Co., Ltd.	752,000	155,390
*	First Shanghai Investments, Ltd.	128,000	5,428
	Fountain SET Holdings, Ltd.	164,000	24,470
*	Freeman Fintech Corp, Ltd.	312,000	3,622
	Get Nice Financial Group, Ltd.	101,500	8,519
	Get Nice Holdings, Ltd.	1,580,000	24,932
	Giordano International, Ltd.	382,000	77,009
*	Global Brands Group Holding, Ltd.	143,200	3,982
	Glorious Sun Enterprises, Ltd.	80,000	9,203
#*	Gold-Finance Holdings, Ltd.	38,000	66
*	Good Resources Holdings, Ltd.	410,000	4,551
*	Goodbaby International Holdings, Ltd.	231,000	23,646
	Great Eagle Holdings, Ltd.	56,597	168,832
*	G-Resources Group, Ltd.	6,825,600	38,804
	Guoco Group, Ltd.	3,000	42,320
#	Guotai Junan International Holdings, Ltd.	974,000	127,705
#	Haitong International Securities Group, Ltd.	731,956	171,376
	Hang Lung Group, Ltd.	147,000	335,758
	Hang Lung Properties, Ltd.	149,000	318,742
	Hang Seng Bank, Ltd.	54,400	951,459
	Hanison Construction Holdings, Ltd.	26,565	3,688
*	Hao Tian Development Group, Ltd.	245,000	6,185
	Henderson Land Development Co., Ltd.	107,249	437,105
	HK Electric Investments & HK Electric Investments, Ltd.	124,500	128,809
	HKBN, Ltd.	110,500	190,294
	HKT Trust & HKT, Ltd.	580,000	935,958
	Hon Kwok Land Investment Co., Ltd.	38,000	11,775
	Hong Kong & China Gas Co., Ltd.	205,179	367,722
	Hong Kong Exchanges & Clearing, Ltd.	45,540	1,460,110
	Hong Kong Ferry Holdings Co., Ltd.	22,000	18,945
#*	Hong Kong Finance Investment Holding Group, Ltd.	216,000	20,854
	Hongkong & Shanghai Hotels, Ltd. (The)	118,000	107,263
	Hongkong Chinese, Ltd.	136,000	13,421
*	Huan Yue Interactive Holdings, Ltd.	95,000	11,679
	Hung Hing Printing Group, Ltd.	86,000	12,212
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	58,761
	Hypebeast, Ltd.	200,000	21,428
	Hysan Development Co., Ltd.	76,000	253,548
#*	I-CABLE Communications, Ltd.	63,112	445
*	Imagi International Holdings, Ltd.	31,500	1,913
	International Housewares Retail Co., Ltd.	59,000	14,390
	IT, Ltd.	176,000	30,067
	ITC Properties Group, Ltd.	117,143	13,749
#	Jacobson Pharma Corp., Ltd.	72,000	13,611
	Johnson Electric Holdings, Ltd.	100,875	169,380
	Kader Holdings Co., Ltd.	102,000	8,322
	Karrie International Holdings, Ltd.	110,000	15,072

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network, Ltd.	122,500	$167,522
	Kerry Properties, Ltd.	113,000	312,103
	Kingmaker Footwear Holdings, Ltd.	42,000	4,293
	Kingston Financial Group, Ltd.	644,000	54,392
	Kowloon Development Co., Ltd.	101,000	117,945
	Kwoon Chung Bus Holdings, Ltd.	22,000	7,559
	Lai Sun Development Co., Ltd.	55,120	64,434
	Landsea Green Group Co., Ltd.	264,000	26,850
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	229,000	39,573
*	Lerthai Group, Ltd.	20,000	13,154
	Li & Fung, Ltd.	1,696,000	254,638
	Lifestyle International Holdings, Ltd.	104,000	98,994
	Liu Chong Hing Investment, Ltd.	46,000	46,632
	L’Occitane International SA	108,500	167,128
	Luk Fook Holdings International, Ltd.	97,000	207,700
	Lung Kee Bermuda Holdings	24,000	6,902
	Magnificent Hotel Investment, Ltd.	102,000	1,627
	Man Wah Holdings, Ltd.	494,400	283,924
	Mason Group Holdings, Ltd.	3,999,598	9,752
	Master Glory Group, Ltd.	163,500	2,056
*	Midland Holdings, Ltd.	65,125	7,951
	Ming Fai International Holdings, Ltd.	64,000	6,657
	Miramar Hotel & Investment	47,000	86,515
	Modern Dental Group, Ltd.	72,000	11,324
	MTR Corp., Ltd.	34,420	190,698
	Nameson Holdings, Ltd.	206,000	11,117
	New World Development Co., Ltd.	840,083	992,511
*	NewOcean Energy Holdings, Ltd.	238,000	33,089
	OP Financial, Ltd.	108,000	15,081
	Oriental Watch Holdings	118,000	25,960
#	Oshidori International Holdings, Ltd.	984,000	76,988
	Pacific Basin Shipping, Ltd.	1,279,000	156,692
	Pacific Textiles Holdings, Ltd.	300,000	151,805
	Paliburg Holdings, Ltd.	58,000	15,601
*	PC Partner Group, Ltd.	60,000	9,974
	PCCW, Ltd.	1,150,000	704,472
	Perfect Shape Medical, Ltd.	88,000	26,566
	Pico Far East Holdings, Ltd.	162,000	23,131
	Playmates Holdings, Ltd.	140,000	17,682
*	Playmates Toys, Ltd.	212,000	8,441
	Polytec Asset Holdings, Ltd.	263,500	28,756
	Power Assets Holdings, Ltd.	59,500	398,666
	Prada SpA	65,000	211,034
	Public Financial Holdings, Ltd.	104,000	30,659
*	PYI Corp., Ltd.	568,000	5,508
	Rare Earth Magnesium Technology Group Holdings, Ltd.	350,000	8,724
	Regal Hotels International Holdings, Ltd.	76,000	31,821
	Regina Miracle International Holdings, Ltd.	87,000	41,279
#	Sa Sa International Holdings, Ltd.	389,388	73,018
	SAS Dragon Holdings, Ltd.	64,000	19,460
	SEA Holdings, Ltd.	47,706	38,601
	Shangri-La Asia, Ltd.	256,000	211,398
	Shenwan Hongyuan HK, Ltd.	67,500	7,962
	Shun Ho Property Investments, Ltd.	1,683	403
	Shun Tak Holdings, Ltd.	394,000	137,799
	Sing Tao News Corp., Ltd.	118,000	17,539
	Singamas Container Holdings, Ltd.	386,000	21,136
	Sino Land Co., Ltd.	246,188	344,055

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sitoy Group Holdings, Ltd.	46,000	$2,809
	SmarTone Telecommunications Holdings, Ltd.	151,500	95,669
*	SOCAM Development, Ltd.	22,875	5,312
	Soundwill Holdings, Ltd.	25,500	23,482
	Stella International Holdings, Ltd.	99,000	99,621
	Sun Hung Kai & Co., Ltd.	139,000	57,132
	Sun Hung Kai Properties, Ltd.	50,696	693,208
	SUNeVision Holdings, Ltd.	106,000	75,358
	Swire Pacific, Ltd., Class A	53,500	347,920
	Swire Pacific, Ltd., Class B	112,500	122,987
	Swire Properties, Ltd.	51,200	143,604
*	Synergy Group Holdings International, Ltd.	136,000	3,347
	TAI Cheung Holdings, Ltd.	82,000	56,533
	Tao Heung Holdings, Ltd.	46,000	5,968
	Techtronic Industries Co., Ltd.	109,000	826,493
	Television Broadcasts, Ltd.	73,300	101,177
	Texwinca Holdings, Ltd.	224,000	37,901
#*	TOM Group, Ltd.	124,000	17,849
#	Town Health International Medical Group, Ltd.	210,998	7,022
	Tradelink Electronic Commerce, Ltd.	164,000	23,084
	Transport International Holdings, Ltd.	54,000	121,358
*	Trinity, Ltd.	32,000	521
	Tsui Wah Holdings, Ltd.	168,000	7,438
	Union Medical Healthcare, Ltd.	35,000	19,130
	United Laboratories International Holdings, Ltd. (The)	150,000	129,566
*	Value Convergence Holdings, Ltd.	192,000	6,299
	Valuetronics Holdings, Ltd.	117,650	53,093
	Vantage International Holdings, Ltd.	100,000	5,549
	Vedan International Holdings, Ltd.	124,000	11,532
#	Vitasoy International Holdings, Ltd.	98,000	349,516
	VPower Group International Holdings, Ltd.	19,000	7,865
	VSTECS Holdings, Ltd.	196,000	90,181
	VTech Holdings, Ltd.	59,200	446,368
	Wai Kee Holdings, Ltd.	56,000	30,503
	Wang On Group, Ltd.	3,440,000	33,807
	WH Group, Ltd.	1,299,500	1,239,401
	Wharf Holdings, Ltd. (The)	158,000	299,297
#	Wharf Real Estate Investment Co., Ltd.	50,000	211,674
	Wheelock & Co., Ltd.	53,000	388,436
	Win Hanverky Holdings, Ltd.	108,000	4,585
	Wing On Co. International, Ltd.	9,000	22,491
	Wing Tai Properties, Ltd.	62,000	37,951
	Wonderful Sky Financial Group Holdings, Ltd.	46,000	3,628
	Xinyi Glass Holdings, Ltd.	514,000	595,293
	YT Realty Group, Ltd.	38,309	10,345
	Yue Yuen Industrial Holdings, Ltd.	187,000	298,295
#*	Zhaobangji Properties Holdings, Ltd.	176,000	31,089

TOTAL HONG KONG			29,418,321

IRELAND — (0.9%)
*	AIB Group P.L.C.	91,119	126,092
	Bank of Ireland Group P.L.C.	138,912	285,061
	Cairn Homes P.L.C	176,369	164,335
	CRH P.L.C., Sponsored ADR	137,662	4,146,380
*	Datalex P.L.C.	13,426	2,528
*	FBD Holdings P.L.C.	5,285	42,068
	Glanbia P.L.C.	28,605	304,423
	Greencore Group P.L.C.	90,910	208,208
	Irish Continental Group P.L.C.	65,808	248,808

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Kerry Group P.L.C., Class A	9,113	$1,048,977
	Kingspan Group P.L.C.	36,564	1,863,138
*	Permanent TSB Group Holdings P.L.C.	13,273	7,322
	Smurfit Kappa Group P.L.C.	63,274	1,982,136

TOTAL IRELAND			10,429,476

ISRAEL — (0.9%)
	Adgar Investment and Development, Ltd.	6,846	11,178
*	AFI Properties, Ltd.	2,148	65,366
	Africa Israel Residences, Ltd.	740	19,932
#*	Airport City, Ltd.	11,254	170,746
	Alony Hetz Properties & Investments, Ltd.	18,392	221,369
	Alrov Properties and Lodgings, Ltd.	1,668	47,838
	Amot Investments, Ltd.	16,980	95,369
	Arad, Ltd.	1,741	28,078
*	Arko Holdings, Ltd.	52,460	14,179
	Ashtrom Group, Ltd.	4,557	67,714
	Ashtrom Properties, Ltd.	4,209	21,439
#*	Avgol Industries 1953, Ltd.	23,344	16,934
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	44,312
	Azrieli Group, Ltd.	784	46,423
	Bank Hapoalim BM	110,720	709,666
	Bank Leumi Le-Israel BM	158,799	855,625
	Bayside Land Corp.	149	88,778
	Bet Shemesh Engines Holdings 1997, Ltd.	331	7,577
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	130,169
	Big Shopping Centers, Ltd.	833	66,638
	Blue Square Real Estate, Ltd.	814	37,400
*	Brack Capital Properties NV	439	39,914
	Carasso Motors, Ltd.	2,525	7,890
*	Cellcom Israel, Ltd.	11,947	43,992
*	Cellcom Israel, Ltd.	6,437	23,688
#*	Ceragon Networks, Ltd.	7,505	17,412
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	91,996
*	Compugen, Ltd.	2,478	36,477
	Danel Adir Yeoshua, Ltd.	825	74,805
	Delek Automotive Systems, Ltd.	9,595	50,523
	Delek Group, Ltd.	588	26,774
	Delta-Galil Industries, Ltd.	3,106	55,308
*	Dor Alon Energy in Israel 1988, Ltd.	967	19,558
	Duniec Brothers, Ltd.	455	14,472
*	El Al Israel Airlines	62,551	13,930
	Electra, Ltd.	371	170,173
*	Energix-Renewable Energies, Ltd.	10,003	34,875
*	Enlight Renewable Energy, Ltd.	22,935	28,193
*	Equital, Ltd.	5,972	148,513
	First International Bank Of Israel, Ltd.	10,866	268,036
	FMS Enterprises Migun, Ltd.	330	11,550
	Formula Systems 1985, Ltd.	2,261	150,947
#	Fox Wizel, Ltd.	2,984	111,758
	Gilat Satellite Networks, Ltd.	2,199	18,918
	Hadera Paper, Ltd.	470	21,848
*	Hamlet Israel-Canada, Ltd.	477	8,327
	Harel Insurance Investments & Financial Services, Ltd.	34,538	222,374
	Hilan, Ltd.	2,773	109,322
	ICL, Ltd.	62,038	216,452
	IDI Insurance Co., Ltd.	1,400	43,036
#	IES Holdings, Ltd.	544	28,639
	Inrom Construction Industries, Ltd.	7,714	28,362

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Isracard, Ltd.	3,986	$10,450
	Israel Discount Bank, Ltd., Class A	144,689	469,416
	Israel Land Development - Urban Renewal, Ltd.	1,404	12,448
	Isras Investment Co., Ltd.	211	39,125
*	Kamada Ltd.	2,600	19,318
	Kenon Holdings, Ltd.	2,757	56,047
	Kerur Holdings, Ltd.	968	28,891
*	Klil Industries, Ltd.	213	15,703
	Magic Software Enterprises, Ltd.	1,344	12,253
	Malam - Team, Ltd.	164	32,054
	Matrix IT, Ltd.	6,841	132,607
	Maytronics, Ltd.	8,431	63,659
	Mega Or Holdings, Ltd.	3,782	94,893
*	Mehadrin, Ltd.	180	5,794
	Meitav Dash Investments, Ltd.	7,248	17,165
	Melisron, Ltd.	1,602	64,482
	Menora Mivtachim Holdings, Ltd.	7,969	106,368
	Migdal Insurance & Financial Holdings, Ltd.	104,926	67,147
*	Mivne Real Estate KD, Ltd.	30,451	65,410
#	Mivtach Shamir Holdings, Ltd.	1,225	21,399
	Mizrahi Tefahot Bank, Ltd.	18,130	371,323
*	Naphtha Israel Petroleum Corp., Ltd.	12,979	67,091
	Neto ME Holdings, Ltd.	380	21,757
*	Nice, Ltd.	653	107,242
#*	Nice, Ltd., Sponsored ADR	2,458	403,849
*	Nova Measuring Instruments, Ltd.	4,633	185,411
	Novolog, Ltd.	24,796	18,322
	Oil Refineries, Ltd.	527,463	145,768
	One Software Technologies, Ltd.	286	21,217
#	OPC Energy, Ltd.	5,951	46,118
	Palram Industries 1990, Ltd.	1,581	7,394
*	Partner Communications Co., Ltd.	34,075	148,581
*	Partner Communications Co., Ltd., ADR	1,321	5,165
	Paz Oil Co., Ltd.	3,228	281,279
*	Perion Network, Ltd.	3,683	18,572
#	Phoenix Holdings, Ltd. (The)	33,483	176,082
	Plasson Industries, Ltd.	383	14,414
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	78,421
	Scope Metals Group, Ltd.	1,610	32,366
	Shapir Engineering and Industry, Ltd.	29,722	208,368
	Shikun & Binui, Ltd.	61,820	256,588
	Shufersal, Ltd.	27,713	177,859
#	Strauss Group, Ltd.	5,149	145,539
	Summit Real Estate Holdings, Ltd.	7,700	96,190
*	Suny Cellular Communication, Ltd.	24,074	7,473
	Tadiran Holdings, Ltd.	495	19,867
*	Tower Semiconductor, Ltd.	14,875	286,121
*	Tower Semiconductor, Ltd.	5,566	109,037
	Union Bank of Israel	2,641	12,229
	Victory Supermarket Chain, Ltd.	1,493	28,644
#	YH Dimri Construction & Development, Ltd.	1,190	36,054

TOTAL ISRAEL			9,773,762

ITALY — (2.8%)
	A2A SpA	338,403	461,313
	ACEA SpA	15,647	261,533
#*	Aeffe SpA	5,749	6,752
	Amplifon SpA	24,370	557,860
	Anima Holding SpA	55,509	196,516

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Aquafil SpA	2,441	$9,228
*	Arnoldo Mondadori Editore SpA	26,239	35,701
	Assicurazioni Generali SpA	50,645	722,534
	ASTM SpA	1	17
	Atlantia SpA	18,903	309,874
	Autogrill SpA	25,173	130,376
	Avio SpA	2,121	31,828
	Azimut Holding SpA	32,545	554,623
	B&C Speakers SpA	646	6,012
*	Banca Carige SpA	40,876	13
	Banca Farmafactoring SpA	14,238	73,520
	Banca Generali SpA	8,183	203,434
	Banca IFIS SpA	5,863	57,341
	Banca Mediolanum SpA	12,742	77,861
#*	Banca Monte dei Paschi di Siena SpA	18,901	23,061
	Banca Popolare di Sondrio SCPA	125,701	199,560
	Banca Profilo SpA	37,962	6,212
	Banca Sistema SpA	9,819	14,301
*	Banco BPM SpA	453,063	553,750
	Banco di Desio e della Brianza SpA	6,714	19,251
	BasicNet SpA	5,935	22,653
	BE SpA	12,564	14,044
#*	BF SpA	5,355	22,744
#	Biesse SpA	2,053	18,547
	BPER Banca	122,788	303,573
	Brunello Cucinelli SpA	5,789	186,679
	Buzzi Unicem SpA	3,573	37,339
	Buzzi Unicem SpA	15,525	304,585
#	Cairo Communication SpA	17,083	30,810
	Cementir Holding NV	7,248	44,401
	Cerved Group SpA	28,334	193,025
	CIR SpA-Compagnie Industriali	172,644	76,589
*	CNH Industrial NV	223,650	1,398,974
	Credito Emiliano SpA	25,960	115,068
*	Credito Valtellinese SpA	2,067,500	104,459
*	d’Amico International Shipping SA	34,823	4,268
	Danieli & C Officine Meccaniche SpA	10,382	77,106
#	Danieli & C Officine Meccaniche SpA	3,400	43,215
	Datalogic SpA	776	10,647
	De’ Longhi SpA	9,038	163,355
	DeA Capital SpA	29,586	41,985
	DiaSorin SpA	3,572	609,104
	doValue SpA	4,524	33,355
	El.En. SpA	405	8,469
*	Elica SpA	4,248	13,766
	Emak SpA	12,990	8,537
	Enav SpA	18,390	82,419
	Enel SpA	462,497	3,159,059
	Eni SpA	251,305	2,394,013
#	Eni SpA, Sponsored ADR	3,109	58,387
	ERG SpA	9,634	173,096
	Esprinet SpA	9,762	46,121
	Falck Renewables SpA	29,454	144,767
	Ferrari NV	5,231	817,596
	Ferrari NV	1,916	298,168
	Fiat Chrysler Automobiles NV	108,658	942,493
	Fiat Chrysler Automobiles NV	83,504	718,969
	Fiera Milano SpA	3,369	12,456
	FinecoBank Banca Fineco SpA	90,530	1,008,651

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	FNM SpA	35,502	$16,868
#	Freni Brembo SpA	28,667	243,190
*	GEDI Gruppo Editoriale SpA	13,362	6,722
#	Geox SpA	10,145	8,111
	Gruppo MutuiOnline SpA	3,454	62,734
*	Guala Closures SpA	2,227	15,580
	Hera SpA	161,633	598,323
#	IMA Industria Macchine Automatiche SpA	2,658	181,192
#*	IMMSI SpA	64,785	25,606
	Infrastrutture Wireless Italiane SpA	8,237	87,180
#*	Intek Group SpA	60,280	13,203
	Interpump Group SpA	14,749	430,351
	Intesa Sanpaolo SpA	626,477	978,246
	Iren SpA	119,253	294,062
	Italgas SpA	85,312	477,988
#	Italmobiliare SpA	3,339	99,925
	IVS Group SA	645	4,418
	La Doria SpA	1,769	18,778
#*	Maire Tecnimont SpA	33,875	65,722
	MARR SpA	5,647	74,398
	Massimo Zanetti Beverage Group SpA	3,336	13,186
#*	Mediaset SpA	130,980	266,286
	Mediobanca Banca di Credito Finanziario SpA	110,468	642,206
	Moncler SpA	23,775	894,104
	Openjobmetis SpA agenzia per il lavoro	850	5,200
#*	OVS SpA	65,769	56,685
	Piaggio & C SpA	71,436	163,776
#	Pirelli & C SpA	72,434	280,493
	Poste Italiane SpA	25,460	216,585
#	Prima Industrie SpA	595	8,662
#	Prysmian SpA	5,690	107,359
	RAI Way SpA	18,777	101,228
	Recordati SpA	13,887	604,747
	Reno de Medici SpA	51,419	39,562
	Reply SpA	2,544	178,089
	Retelit SpA	14,038	23,633
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	18,827
	Sabaf SpA	1,265	15,234
	SAES Getters SpA	395	9,562
*	Safilo Group SpA	7,495	5,632
*	Saipem SpA	37,845	97,134
*	Salini Impregilo SpA	11,659	17,259
#	Salvatore Ferragamo SpA	9,438	117,164
	Saras SpA	209,638	197,975
#	Servizi Italia SpA	2,903	8,912
	Sesa SpA	1,124	59,926
	Snam SpA	139,714	626,741
	Societa Cattolica di Assicurazioni SC	46,906	259,875
#*	Sogefi SpA	12,614	12,002
	SOL SpA	5,393	58,279
	Tamburi Investment Partners SpA	11,942	77,244
	Technogym SpA	17,901	132,410
*	Telecom Italia SpA	1,877,143	745,429
	Telecom Italia SpA	1,240,179	494,619
#	Tenaris SA	6,644	45,971
	Terna Rete Elettrica Nazionale SpA	111,736	699,683
	Tinexta S.p.A.	3,393	45,088
*	UniCredit SpA	160,139	1,236,718
	Unieuro SpA	2,496	21,804

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Unione di Banche Italiane SpA	290,836	$833,732
	Unipol Gruppo SpA	121,335	418,654
	UnipolSai Assicurazioni SpA	147,207	360,827
	Zignago Vetro SpA	4,955	61,570

TOTAL ITALY			32,238,632

JAPAN — (24.3%)
	77 Bank, Ltd. (The)	16,000	213,355
	A&A Material Corp.	1,500	15,421
	A&D Co., Ltd.	7,100	49,133
	ABC-Mart, Inc.	1,400	71,146
	Abist Co., Ltd.	900	16,290
#	Access Co., Ltd.	4,500	35,996
	Achilles Corp.	3,200	47,209
#	Acom Co., Ltd.	13,900	56,159
	Adastria Co., Ltd.	7,780	107,542
	ADEKA Corp.	22,600	283,792
	Ad-sol Nissin Corp.	800	17,748
	Advan Co., Ltd.	2,500	25,019
	Advance Create Co., Ltd.	700	13,440
	Advanex, Inc.	500	6,369
	Advantest Corp.	16,200	786,047
	Adventure, Inc.	300	8,516
	Adways, Inc.	6,000	14,823
	Aeon Co., Ltd.	51,565	1,038,095
	Aeon Delight Co., Ltd.	4,200	120,289
#	Aeon Fantasy Co., Ltd.	2,600	40,633
	AEON Financial Service Co., Ltd.	27,900	290,139
#	Aeon Hokkaido Corp.	4,700	33,546
	Aeon Mall Co., Ltd.	12,100	152,105
#	Aeria, Inc.	2,400	13,199
	AFC-HD AMS Life Science Co., Ltd.	2,200	12,200
	AGC, Inc.	37,500	924,756
	Ahresty Corp.	4,600	15,814
	Ai Holdings Corp.	6,700	82,768
	Aica Kogyo Co., Ltd.	4,300	123,911
	Aichi Bank, Ltd. (The)	2,200	64,315
	Aichi Corp.	7,900	52,904
	Aichi Steel Corp.	2,600	69,482
	Aichi Tokei Denki Co., Ltd.	500	20,396
	Aida Engineering, Ltd.	13,100	89,916
*	Aiful Corp.	98,400	216,828
	Aigan Co., Ltd.	2,100	4,123
	Ain Holdings, Inc.	5,300	297,301
	Aiphone Co., Ltd.	2,000	28,364
	Air Water, Inc.	41,100	554,098
	Airport Facilities Co., Ltd.	6,100	24,352
	Airtrip Corp.	2,800	25,152
	Aisan Industry Co., Ltd.	10,100	53,558
	Aisin Seiki Co., Ltd.	19,018	547,707
#	Aizawa Securities Co., Ltd.	9,400	60,436
	Ajis Co., Ltd.	1,100	25,216
	Akatsuki Corp.	8,400	19,468
	Akatsuki, Inc.	1,700	63,743
*	Akebono Brake Industry Co., Ltd.	28,700	52,469
	Akita Bank, Ltd. (The)	4,100	54,963
	Albis Co., Ltd.	1,400	27,241
	Alconix Corp.	5,900	60,606
	Alfresa Holdings Corp.	10,000	199,414

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alinco, Inc.	3,800	$36,214
	Alleanza Holdings Co., Ltd.	1,700	13,269
	Alpen Co., Ltd.	5,700	87,406
	Alpha Corp.	1,500	12,671
	Alps Alpine Co., Ltd.	48,708	502,390
	Alps Logistics Co., Ltd.	4,100	26,359
	Altech Corp.	3,630	55,433
	Amada Co., Ltd.	57,000	515,225
	Amano Corp.	8,500	174,516
	Amiyaki Tei Co., Ltd.	600	15,731
	Amuse, Inc.	600	12,474
*	ANA Holdings, Inc.	5,200	110,500
	Anabuki Kosan, Inc.	1,000	13,584
	Anest Iwata Corp.	3,400	26,310
#	Anritsu Corp.	1,700	34,604
	AOI Electronics Co., Ltd.	900	18,136
	AOI TYO Holdings, Inc.	8,066	33,188
	AOKI Holdings, Inc.	9,700	58,932
	Aomori Bank, Ltd. (The)	4,600	97,187
	Aoyama Trading Co., Ltd.	12,200	103,064
	Aoyama Zaisan Networks Co., Ltd.	1,800	19,159
	Aozora Bank, Ltd.	20,500	364,820
	Apaman Co., Ltd.	3,300	15,698
	Arakawa Chemical Industries, Ltd.	4,300	50,962
	Arata Corp.	2,600	107,381
	Araya Industrial Co., Ltd.	800	8,021
	Arcland Sakamoto Co., Ltd.	9,600	91,543
	Arcland Service Holdings Co., Ltd.	2,200	34,136
	Arcs Co., Ltd.	12,200	228,908
#	Arealink Co., Ltd.	1,900	15,585
	Argo Graphics, Inc.	1,900	59,508
	Ariake Japan Co., Ltd.	800	46,135
	Arisawa Manufacturing Co., Ltd.	7,900	62,151
*	Arrk Corp.	1,300	1,065
	Artnature, Inc.	5,000	31,496
	ArtSpark Holdings, Inc.	1,700	7,968
	As One Corp.	600	53,600
	Asahi Broadcasting Group Holdings Corp.	1,500	9,664
	Asahi Co., Ltd.	3,500	42,044
	Asahi Diamond Industrial Co., Ltd.	13,100	58,342
	Asahi Holdings, Inc.	10,600	239,518
	Asahi Intecc Co., Ltd.	14,400	381,474
	Asahi Kogyosha Co., Ltd.	1,076	29,453
	Asahi Net, Inc.	3,500	31,695
	Asahi Printing Co., Ltd.	1,200	10,312
	Asahi Yukizai Corp.	3,400	40,753
	Asanuma Corp.	1,700	54,032
	Asax Co., Ltd.	2,400	13,691
	Ashimori Industry Co., Ltd.	1,100	8,647
	Asia Pile Holdings Corp.	6,300	24,444
#	Asics Corp.	27,900	264,558
	ASKUL Corp.	3,500	99,929
*	Asti Corp.	600	7,340
#	Asukanet Co., Ltd.	1,300	12,416
	Ateam, Inc.	1,900	12,459
#*	Atrae, Inc.	400	9,514
	Atsugi Co., Ltd.	5,100	29,299
*	Aucnet, Inc.	1,600	16,162
	Autobacs Seven Co., Ltd.	19,800	231,214

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Avant Corp.	4,800	$38,710
	Avantia Co., Ltd.	2,500	15,576
	Avex, Inc.	10,900	82,503
	Awa Bank, Ltd. (The)	9,200	200,174
	Axell Corp.	1,700	11,178
	Axial Retailing, Inc.	3,400	129,029
	Azbil Corp.	7,900	207,763
	Bandai Namco Holdings, Inc.	11,400	569,617
	Bando Chemical Industries, Ltd.	9,300	55,382
	Bank of Iwate, Ltd. (The)	4,200	98,238
#	Bank of Kochi, Ltd. (The)	1,900	12,699
	Bank of Kyoto, Ltd. (The)	9,299	318,289
	Bank of Nagoya, Ltd. (The)	3,399	71,330
	Bank of Okinawa, Ltd. (The)	6,380	189,069
	Bank of Saga, Ltd. (The)	4,700	48,662
	Bank of the Ryukyus, Ltd.	11,900	111,086
	Bank of Toyama, Ltd. (The)	1,000	20,378
	Baroque Japan, Ltd.	3,800	20,392
	BayCurrent Consulting, Inc.	4,600	260,676
*	Beaglee, Inc.	1,200	16,906
	Beenos, Inc.	1,400	13,039
	Belc Co., Ltd.	2,500	145,896
	Bell System24 Holdings, Inc.	8,100	95,862
	Belluna Co., Ltd.	12,000	56,059
	Benefit One, Inc.	6,800	119,380
	Benesse Holdings, Inc.	10,400	296,165
	BeNEXT Group, Inc.	9,100	56,851
*	Bengo4.com, Inc.	700	44,275
	Bic Camera, Inc.	14,800	137,015
	Biofermin Pharmaceutical Co., Ltd.	700	14,903
	BML, Inc.	4,100	105,180
#	Bookoff Group Holdings, Ltd.	3,100	22,622
	Bourbon Corp.	2,500	41,533
	BP Castrol K.K.	2,100	21,973
	Br Holdings Corp.	2,800	12,849
*	BrainPad, Inc.	800	39,164
	Bridgestone Corp.	50,700	1,578,154
#	Broadleaf Co., Ltd.	18,600	86,097
	BRONCO BILLY Co., Ltd.	2,100	40,108
	Brother Industries, Ltd.	26,000	440,661
	Bull-Dog Sauce Co., Ltd.	2,700	27,462
	Bunka Shutter Co., Ltd.	13,200	96,367
	Business Brain Showa-Ota, Inc.	500	13,105
	C Uyemura & Co., Ltd.	600	32,983
	CAC Holdings Corp.	3,200	32,073
	Calbee, Inc.	6,000	181,545
#	Can Do Co., Ltd.	1,300	23,019
	Canare Electric Co., Ltd.	1,700	25,794
	Canon Electronics, Inc.	6,700	98,125
	Canon Marketing Japan, Inc.	9,700	186,693
	Canon, Inc.	37,800	795,128
	Capcom Co., Ltd.	14,200	435,265
	Career Design Center Co., Ltd.	1,500	11,796
	Carlit Holdings Co., Ltd.	5,200	24,183
	Casio Computer Co., Ltd.	15,800	249,353
	Cawachi, Ltd.	3,900	92,220
	Central Automotive Products, Ltd.	1,900	31,992
	Central Glass Co., Ltd.	9,100	155,959
	Central Japan Railway Co.	3,500	550,741

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Central Security Patrols Co., Ltd.	1,800	$72,845
	Central Sports Co., Ltd.	1,400	28,776
*	Change, Inc.	1,500	58,111
#	Charm Care Corp. KK	3,000	22,873
	Chiba Bank, Ltd. (The)	44,700	207,409
	Chiba Kogyo Bank, Ltd. (The)	12,300	26,791
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	62,709
	CHIMNEY Co., Ltd.	500	7,521
	Chino Corp.	1,400	16,437
	Chiyoda Co., Ltd.	4,500	43,108
	Chiyoda Integre Co., Ltd.	2,800	45,582
	Chofu Seisakusho Co., Ltd.	5,500	120,416
	Chori Co., Ltd.	2,600	40,627
	Chubu Electric Power Co., Inc.	16,800	227,203
	Chubu Shiryo Co., Ltd.	5,300	81,245
	Chudenko Corp.	8,500	171,885
	Chuetsu Pulp & Paper Co., Ltd.	1,800	22,555
	Chugai Ro Co., Ltd.	1,400	20,094
#	Chugoku Bank, Ltd. (The)	25,700	236,646
	Chugoku Electric Power Co., Inc. (The)	18,400	247,573
	Chugoku Marine Paints, Ltd.	10,600	81,054
	Chukyo Bank, Ltd. (The)	2,900	56,660
	Chuo Spring Co., Ltd.	400	10,130
#	Chuo Warehouse Co., Ltd.	2,300	23,171
	CI Takiron Corp.	10,600	57,627
	Citizen Watch Co., Ltd.	67,000	236,466
	CK-San-Etsu Co., Ltd.	700	18,583
	Cleanup Corp.	4,700	22,574
	CMC Corp.	800	14,229
	CMIC Holdings Co., Ltd.	2,400	34,554
*	CMK Corp.	12,600	48,628
	Coca-Cola Bottlers Japan Holdings, Inc.	12,055	215,863
	cocokara fine, Inc.	3,400	160,348
	Computer Engineering & Consulting, Ltd.	4,800	73,433
	Computer Institute of Japan, Ltd.	1,600	11,300
#	COMSYS Holdings Corp.	6,863	188,717
#	Comture Corp.	3,400	68,456
	Concordia Financial Group, Ltd.	85,432	261,762
	CONEXIO Corp.	5,900	79,353
	Core Corp.	1,000	11,165
	Corona Corp.	3,800	33,703
	Cosel Co., Ltd.	6,600	55,235
	Cosmo Energy Holdings Co., Ltd.	17,600	264,404
	Cosmos Initia Co., Ltd.	2,100	7,684
	Cosmos Pharmaceutical Corp.	1,100	294,458
#	Cota Co., Ltd.	1,936	22,092
	Create Medic Co., Ltd.	2,200	22,159
#	Create Restaurants Holdings, Inc.	15,600	86,044
	Create SD Holdings Co., Ltd.	4,500	128,220
	Credit Saison Co., Ltd.	36,900	419,079
	Creek & River Co., Ltd.	1,300	10,745
	Cresco, Ltd.	4,200	54,016
	CTI Engineering Co., Ltd.	3,300	53,367
	CTS Co., Ltd.	4,000	22,255
*	Curves Holdings Co., Ltd.	7,400	35,443
	CyberAgent, Inc.	8,300	348,483
	Cybozu, Inc.	3,300	63,902
	Dai Nippon Toryo Co., Ltd.	5,000	42,722
	Daibiru Corp.	6,400	58,564

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	63,200	$513,021
	Dai-Dan Co., Ltd.	3,700	92,516
	Daido Kogyo Co., Ltd.	2,100	12,177
	Daido Metal Co., Ltd.	9,100	45,430
#	Daido Steel Co., Ltd.	7,200	237,784
#	Daidoh, Ltd.	4,900	9,035
#	Daifuku Co., Ltd.	8,600	601,835
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	18,351
	Daihen Corp.	5,000	142,359
	Daiho Corp.	5,000	104,672
	Dai-Ichi Cutter Kogyo K.K.	1,000	15,042
	Daiichi Jitsugyo Co., Ltd.	2,500	84,524
	Daiichi Kensetsu Corp.	1,900	30,381
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	38,305
	Dai-ichi Life Holdings, Inc.	43,300	542,645
	Dai-ichi Seiko Co., Ltd.	3,800	80,604
	Daiichikosho Co., Ltd.	8,700	261,124
	Daiken Corp.	3,000	44,610
	Daiken Medical Co., Ltd.	2,300	13,830
	Daiki Aluminium Industry Co., Ltd.	7,200	38,218
	Daikin Industries, Ltd.	10,100	1,296,142
	Daikokutenbussan Co., Ltd.	2,400	98,377
	Daikyonishikawa Corp.	11,800	58,452
	Dainichi Co., Ltd.	2,000	12,493
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,100	65,402
#	Daio Paper Corp.	18,600	253,795
	Daiohs Corp.	1,500	14,575
	Daiseki Co., Ltd.	2,500	55,231
	Daiseki Eco. Solution Co., Ltd.	1,120	11,405
	Daishi Hokuetsu Financial Group, Inc.	10,600	230,338
	Daishinku Corp.	1,900	30,088
	Daisue Construction Co., Ltd.	1,600	10,951
	Daito Bank, Ltd. (The)	1,500	7,999
	Daito Pharmaceutical Co., Ltd.	3,000	100,987
	Daito Trust Construction Co., Ltd.	6,200	589,530
	Daitron Co., Ltd.	2,500	34,096
	Daiwa House Industry Co., Ltd.	54,600	1,383,582
	Daiwa Industries, Ltd.	9,100	78,112
	Daiwa Securities Group, Inc.	140,804	585,524
	Daiwabo Holdings Co., Ltd.	5,500	338,827
	DCM Holdings Co., Ltd.	31,600	308,768
	DD Holdings Co., Ltd.	1,400	10,252
	Dear Life Co., Ltd.	3,800	14,272
	DeNA Co., Ltd.	29,400	361,917
	Denka Co., Ltd.	22,100	533,931
	Denki Kogyo Co., Ltd.	2,300	53,069
	Densan System Co., Ltd.	1,800	41,975
	Denso Corp.	17,500	615,156
	Dentsu Group, Inc.	23,500	490,771
	Denyo Co., Ltd.	4,200	79,075
*	Descente, Ltd.	1,900	25,298
	Dexerials Corp.	14,400	94,557
	DIC Corp.	22,200	515,539
	Digital Arts, Inc.	1,900	114,446
	Digital Garage, Inc.	2,000	71,658
	Digital Hearts Holdings Co., Ltd.	1,600	11,387
	Digital Information Technologies Corp.	1,000	12,129
	Dip Corp.	6,500	138,725
#	Disco Corp.	2,100	468,960

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	DKS Co., Ltd.	2,400	$101,144
#	DMG Mori Co., Ltd.	29,400	300,606
	Doshisha Co., Ltd.	7,500	92,275
	Double Standard, Inc.	800	30,111
	Doutor Nichires Holdings Co., Ltd.	9,400	142,258
	Dowa Holdings Co., Ltd.	13,500	373,384
*	Dream Incubator, Inc.	1,400	15,920
	DSB Co., Ltd.	2,000	11,986
	DTS Corp.	6,100	116,912
	Duskin Co., Ltd.	9,000	232,570
	Dvx, Inc.	1,700	14,398
#	DyDo Group Holdings, Inc.	2,900	114,654
	Dynic Corp.	1,100	7,641
	Eagle Industry Co., Ltd.	7,800	49,065
	Earth Corp.	1,200	69,605
	Ebara Corp.	19,300	425,497
	Ebara Foods Industry, Inc.	1,600	32,506
	Ebara Jitsugyo Co., Ltd.	1,200	25,016
	Eco’s Co., Ltd.	2,100	37,553
	EDION Corp.	17,700	153,853
	EF-ON, Inc.	6,039	27,662
	eGuarantee, Inc.	3,600	63,243
	E-Guardian, Inc.	1,200	19,882
	Ehime Bank, Ltd. (The)	8,700	88,243
	Eidai Co., Ltd.	6,000	15,738
	Eiken Chemical Co., Ltd.	3,000	52,242
	Eizo Corp.	4,200	125,959
	Elan Corp.	2,000	31,672
	Elecom Co., Ltd.	3,300	130,139
	Electric Power Development Co., Ltd.	6,600	132,093
	Elematec Corp.	4,200	31,929
	EM Systems Co., Ltd.	7,600	55,985
	Endo Lighting Corp.	3,700	19,891
#	Enigmo, Inc.	4,600	39,799
	en-japan, Inc.	7,000	154,303
	Enomoto Co., Ltd.	600	5,463
	Enplas Corp.	1,900	39,890
	Enshu, Ltd.	1,300	11,396
	EPS Holdings, Inc.	5,100	53,041
	eRex Co., Ltd.	5,300	73,835
	ES-Con Japan, Ltd.	14,300	96,197
	ESCRIT, Inc.	2,500	9,131
*	Escrow Agent Japan, Inc.	5,500	9,432
	Eslead Corp.	2,600	32,627
	ESPEC Corp.	2,500	39,988
	Exedy Corp.	7,300	117,618
	Ezaki Glico Co., Ltd.	4,400	193,248
#	Faith, Inc.	1,900	11,195
	FALCO HOLDINGS Co., Ltd.	1,900	28,118
	FamilyMart Co., Ltd.	28,700	486,684
	FAN Communications, Inc.	9,600	40,338
	Fancl Corp.	8,300	198,978
	FANUC Corp.	1,800	293,784
	Fast Retailing Co., Ltd.	2,200	1,043,343
	FCC Co., Ltd.	10,100	143,705
*	FDK Corp.	1,200	5,664
	Feed One Co., Ltd.	38,000	59,239
	Felissimo Corp.	1,000	9,184
	Fenwal Controls of Japan, Ltd.	1,200	12,080

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ferrotec Holdings Corp.	11,300	$67,876
*	FFRI, Inc.	700	13,637
	FIDEA Holdings Co., Ltd.	47,700	47,676
	Financial Products Group Co., Ltd.	17,400	82,541
	FINDEX, Inc.	1,800	14,113
	First Bank of Toyama, Ltd. (The)	13,200	32,849
*	First Brothers Co., Ltd.	1,700	10,212
#	First Juken Co., Ltd.	2,200	19,347
#	First-corp, Inc.	1,400	6,414
#	Fixstars Corp.	4,900	49,156
#	FJ Next Co., Ltd.	3,700	28,030
	Forval Corp.	1,100	11,276
	Foster Electric Co., Ltd.	7,000	76,129
	FP Corp.	4,300	324,369
	France Bed Holdings Co., Ltd.	5,400	44,126
#	Freebit Co., Ltd.	2,300	15,862
	F-Tech, Inc.	4,000	17,260
	FTGroup Co., Ltd.	1,000	10,759
	Fudo Tetra Corp.	4,390	54,834
	Fuji Co., Ltd.	6,700	107,007
	Fuji Corp.	15,300	256,172
#	Fuji Corp.	1,800	29,687
	Fuji Corp., Ltd.	7,000	32,996
	Fuji Die Co., Ltd.	1,600	8,795
	Fuji Electric Co., Ltd.	16,800	400,720
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	9,086
	Fuji Kyuko Co., Ltd.	4,299	124,042
	Fuji Media Holdings, Inc.	8,600	85,428
	Fuji Oil Co., Ltd.	12,400	21,235
#	Fuji Oil Holdings, Inc.	8,600	200,635
	Fuji Seal International, Inc.	10,100	175,325
	Fuji Soft, Inc.	4,700	165,444
	Fujibo Holdings, Inc.	2,100	56,145
	Fujicco Co., Ltd.	2,400	43,140
	Fujikura Composites, Inc.	4,800	16,239
	Fujikura Kasei Co., Ltd.	5,000	23,065
	Fujikura, Ltd.	81,000	238,153
	Fujimori Kogyo Co., Ltd.	3,900	114,740
#	Fujio Food System Co., Ltd.	1,400	17,133
	Fujisash Co., Ltd.	13,200	8,001
#	Fujita Kanko, Inc.	2,000	32,240
	Fujitec Co., Ltd.	6,800	96,998
	Fujitsu Frontech, Ltd.	2,700	26,902
	Fujitsu General, Ltd.	8,400	139,072
	Fujitsu, Ltd.	7,800	757,757
	Fujiya Co., Ltd.	1,000	18,772
#	FuKoKu Co., Ltd.	2,600	14,282
	Fukuda Corp.	1,600	61,571
	Fukuda Denshi Co., Ltd.	700	49,913
	Fukui Bank, Ltd. (The)	5,600	82,046
	Fukui Computer Holdings, Inc.	700	18,746
	Fukuoka Financial Group, Inc.	29,228	417,567
#	Fukushima Bank, Ltd. (The)	6,100	9,276
	Fukushima Galilei Co., Ltd.	2,000	58,831
	Fukuyama Transporting Co., Ltd.	5,700	197,533
	Full Speed, Inc.	2,300	8,876
	FULLCAST Holdings Co., Ltd.	4,700	59,522
*	Funai Electric Co., Ltd.	6,100	25,232
	Funai Soken Holdings, Inc.	5,580	118,904

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furukawa Battery Co., Ltd. (The)	4,000	$20,541
	Furukawa Co., Ltd.	7,400	75,638
	Furukawa Electric Co., Ltd.	19,200	361,394
	Furuno Electric Co., Ltd.	7,300	54,318
	Furusato Industries, Ltd.	2,200	28,858
#	Furuya Metal Co., Ltd.	600	27,254
	Furyu Corp.	5,800	44,537
	Fuso Chemical Co., Ltd.	5,800	171,777
	Fuso Pharmaceutical Industries, Ltd.	1,700	34,178
	Futaba Corp.	9,100	84,965
	Futaba Industrial Co., Ltd.	15,900	75,584
	Future Corp.	4,600	60,865
	Fuyo General Lease Co., Ltd.	5,200	259,996
#	G-7 Holdings, Inc.	4,200	91,262
	Gakken Holdings Co., Ltd.	3,200	52,655
	Gakkyusha Co., Ltd.	1,500	15,301
	GCA Corp.	7,600	45,779
	Gecoss Corp.	3,900	31,437
	Genki Sushi Co., Ltd.	700	15,172
	Genky DrugStores Co., Ltd.	2,000	45,581
#	Geo Holdings Corp.	9,700	126,993
*	Geomatec Co., Ltd.	1,800	6,450
	Geostr Corp.	5,000	15,413
	Gfoot Co., Ltd.	2,000	8,038
	Giken, Ltd.	2,900	105,918
	GL Sciences, Inc.	1,400	13,142
	GLOBERIDE, Inc.	3,200	57,066
	Glory, Ltd.	11,400	256,206
	Glosel Co., Ltd.	4,100	16,332
	GMO Cloud K.K.	600	17,677
	GMO Financial Holdings, Inc.	10,400	52,425
	GMO internet, Inc.	12,100	263,369
	GMO Payment Gateway, Inc.	3,600	320,938
	Godo Steel, Ltd.	3,000	56,437
#	Gokurakuyu Holdings Co., Ltd.	1,800	6,272
	Goldcrest Co., Ltd.	5,400	81,459
#	Goldwin, Inc.	3,000	161,511
*	Grace Technology, Inc.	1,300	35,851
	Grandy House Corp.	3,100	9,512
	Gree, Inc.	35,300	138,775
	Greens Co., Ltd.	1,100	4,284
	GS Yuasa Corp.	18,899	268,567
	GSI Creos Corp.	1,500	14,434
	G-Tekt Corp.	6,700	68,532
	Gun-Ei Chemical Industry Co., Ltd.	1,000	23,859
	GungHo Online Entertainment, Inc.	10,370	160,814
	Gunma Bank, Ltd. (The)	93,400	299,035
	Gurunavi, Inc.	11,400	60,780
	H2O Retailing Corp.	24,860	194,981
#	HABA Laboratories, Inc.	500	19,170
	Hachijuni Bank, Ltd. (The)	64,100	228,892
	Hagihara Industries, Inc.	3,400	41,921
	Hagiwara Electric Holdings Co., Ltd.	1,800	34,547
	Hakudo Co., Ltd.	1,900	21,779
	Hakuhodo DY Holdings, Inc.	27,300	302,429
	Hakuto Co., Ltd.	3,600	32,652
#	Hakuyosha Co., Ltd.	400	9,918
	Halows Co., Ltd.	2,300	63,938
	Hamakyorex Co., Ltd.	4,500	123,007

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hamamatsu Photonics KK	2,400	$104,902
#	Handsman Co., Ltd.	800	9,203
	Hankyu Hanshin Holdings, Inc.	15,400	526,878
	Hanwa Co., Ltd.	8,700	138,209
	Happinet Corp.	4,100	40,404
	Harada Industry Co., Ltd.	3,000	23,221
	Hard Off Corp. Co., Ltd.	1,400	8,693
	Harima Chemicals Group, Inc.	3,800	36,271
#	Harmonic Drive Systems, Inc.	2,400	110,877
	Haruyama Holdings, Inc.	2,200	15,063
	Haseko Corp.	70,600	766,476
	Hashimoto Sogyo Holdings Co., Ltd.	800	13,298
	Hayashikane Sangyo Co., Ltd.	1,800	9,471
	Hazama Ando Corp.	49,100	305,782
	Heiwa Real Estate Co., Ltd.	7,200	193,326
	Heiwado Co., Ltd.	9,000	153,385
	Helios Techno Holding Co., Ltd.	4,900	15,192
	Hibino Corp.	900	13,856
	Hibiya Engineering, Ltd.	4,400	75,639
	Hiday Hidaka Corp.	3,829	59,064
	Hikari Tsushin, Inc.	1,800	348,354
	HI-LEX Corp.	5,900	63,784
	Himaraya Co., Ltd.	1,200	8,174
	Hino Motors, Ltd.	73,400	436,636
	Hinokiya Group Co., Ltd.	1,900	26,151
	Hioki EE Corp.	900	25,615
	Hirakawa Hewtech Corp.	2,600	24,555
*	Hiramatsu, Inc.	9,300	12,475
#	Hirano Tecseed Co., Ltd.	1,800	18,961
	Hirata Corp.	300	14,392
	Hirose Electric Co., Ltd.	1,700	186,655
*	Hirose Tusyo, Inc.	900	14,880
#	Hiroshima Bank, Ltd. (The)	70,100	291,258
#	Hiroshima Gas Co., Ltd.	7,500	25,149
	HIS Co., Ltd.	9,700	127,721
	Hisaka Works, Ltd.	5,000	34,299
	Hisamitsu Pharmaceutical Co., Inc.	1,100	51,827
	Hitachi Capital Corp.	19,700	381,009
#	Hitachi Construction Machinery Co., Ltd.	10,000	234,622
	Hitachi Metals, Ltd.	17,900	172,480
	Hitachi Transport System, Ltd.	7,600	184,462
	Hitachi Zosen Corp.	43,000	142,274
	Hitachi, Ltd.	21,700	644,043
	Hito Communications Holdings, Inc.	1,100	9,924
	Hochiki Corp.	3,600	47,210
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	900	4,674
	Hodogaya Chemical Co., Ltd.	1,400	45,382
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	30,568
	Hokkaido Electric Power Co., Inc.	29,100	111,363
	Hokkaido Gas Co., Ltd.	2,000	29,192
	Hokkan Holdings, Ltd.	2,500	35,405
	Hokko Chemical Industry Co., Ltd.	6,000	31,233
	Hokkoku Bank, Ltd. (The)	5,400	160,504
	Hokuetsu Corp.	34,700	137,032
	Hokuetsu Industries Co., Ltd.	6,000	55,639
	Hokuhoku Financial Group, Inc.	35,300	286,821
	Hokuriku Electric Industry Co., Ltd.	1,000	8,760
	Hokuriku Electric Power Co.	25,500	171,865
	Hokuriku Electrical Construction Co., Ltd.	2,900	26,787

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuto Corp.	5,800	$103,898
	Honda Motor Co., Ltd.	102,000	2,476,984
	Honda Tsushin Kogyo Co., Ltd.	4,400	16,315
	H-One Co., Ltd.	5,000	24,496
	Honeys Holdings Co., Ltd.	4,450	45,159
#	Honma Golf, Ltd.	25,000	12,870
	Honshu Chemical Industry Co., Ltd.	1,000	9,717
	Hoosiers Holdings	9,100	51,311
	Horiba, Ltd.	5,600	296,315
	Hoshizaki Corp.	2,000	152,414
	Hosiden Corp.	13,000	110,942
	Hosokawa Micron Corp.	1,800	81,941
#	Hotland Co., Ltd.	3,400	32,028
	House Foods Group, Inc.	6,200	195,268
	Howa Machinery, Ltd.	3,900	28,862
	Hoya Corp.	14,600	1,331,422
	Hulic Co., Ltd.	43,169	426,939
	Hyakugo Bank, Ltd. (The)	59,200	171,718
	Hyakujushi Bank, Ltd. (The)	6,400	113,846
#	I K K, Inc.	2,100	12,039
	Ibiden Co., Ltd.	17,400	444,744
	IBJ, Inc.	2,700	17,187
	Ichibanya Co., Ltd.	1,700	70,614
	Ichigo, Inc.	74,000	189,498
	Ichiken Co., Ltd.	1,200	13,663
	Ichikoh Industries, Ltd.	11,300	49,960
	Ichimasa Kamaboko Co., Ltd.	1,500	13,782
	Ichinen Holdings Co., Ltd.	5,400	56,073
	Ichiyoshi Securities Co., Ltd.	10,100	42,288
	Icom, Inc.	3,500	86,228
	ID Holdings Corp.	1,700	22,577
	IDEA Consultants, Inc.	1,200	15,445
#	Idec Corp.	6,300	92,216
	Idemitsu Kosan Co., Ltd.	31,105	706,799
	IDOM, Inc.	19,900	79,661
#	Ihara Science Corp.	2,000	19,048
	IHI Corp.	39,600	490,828
	Iida Group Holdings Co., Ltd.	12,740	169,219
	Iino Kaiun Kaisha, Ltd.	18,800	55,931
	IJTT Co., Ltd.	7,800	32,066
	Ikegami Tsushinki Co., Ltd.	1,400	10,695
	Imagica Group, Inc.	3,000	10,056
	Imasen Electric Industrial	3,600	25,148
	Inaba Denki Sangyo Co., Ltd.	1,000	21,156
	Inaba Seisakusho Co., Ltd.	2,800	33,972
	Inabata & Co., Ltd.	12,000	133,099
	Inageya Co., Ltd.	3,400	54,562
	Ines Corp.	3,800	49,825
	I-Net Corp.	3,730	51,923
	Infocom Corp.	4,800	114,937
	Infomart Corp.	35,400	244,425
	Information Services International-Dentsu, Ltd.	2,600	110,322
	Innotech Corp.	4,100	33,717
	Inpex Corp.	211,900	1,367,834
#	Insource Co., Ltd.	2,775	60,856
	Intage Holdings, Inc.	7,700	55,087
	Inter Action Corp.	1,800	39,339
	Internet Initiative Japan, Inc.	8,500	290,544
	I-O Data Device, Inc.	2,600	22,055

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IR Japan Holdings, Ltd.	1,500	$89,765
	Iriso Electronics Co., Ltd.	4,000	111,466
	I’rom Group Co., Ltd.	1,200	14,907
	Ise Chemicals Corp.	400	10,932
	Iseki & Co., Ltd.	6,600	72,727
#	Isetan Mitsukoshi Holdings, Ltd.	46,900	285,313
	Ishihara Chemical Co., Ltd.	1,700	29,703
	Ishihara Sangyo Kaisha, Ltd.	8,500	50,535
	Ishizuka Glass Co., Ltd.	1,000	20,132
	Isolite Insulating Products Co., Ltd.	2,800	11,515
	Isuzu Motors, Ltd.	60,200	457,493
	Itfor, Inc.	4,500	27,753
	Ito En, Ltd.	5,000	277,759
	ITOCHU Corp.	31,400	615,600
	Itochu Enex Co., Ltd.	13,900	103,205
	Itochu Techno-Solutions Corp.	7,200	219,993
	Itoham Yonekyu Holdings, Inc.	40,700	236,122
	Itoki Corp.	9,400	28,387
#*	Itokuro, Inc.	1,000	13,102
	IwaiCosmo Holdings, Inc.	5,600	49,102
	Iwaki & Co., Ltd.	6,000	24,079
	Iwasaki Electric Co., Ltd.	2,000	24,891
	Iwatani Corp.	11,500	392,865
*	Iwatsu Electric Co., Ltd.	2,900	22,761
	Iwatsuka Confectionery Co., Ltd.	900	27,090
#	Iyo Bank, Ltd. (The)	64,800	347,149
	Izumi Co., Ltd.	8,900	260,525
	J Front Retailing Co., Ltd.	42,200	344,269
#	J Trust Co., Ltd.	17,200	33,379
	JAC Recruitment Co., Ltd.	2,600	27,233
	Jaccs Co., Ltd.	6,700	111,228
	Jafco Co., Ltd.	8,000	256,272
*	Jalux, Inc.	1,000	14,452
	Jamco Corp.	2,300	13,974
	Janome Sewing Machine Co., Ltd.	7,199	25,879
	Japan Airlines Co., Ltd.	22,200	395,999
	Japan Airport Terminal Co., Ltd.	3,100	125,712
	Japan Asia Group, Ltd.	7,100	15,546
*	Japan Asia Investment Co., Ltd.	2,700	5,238
#*	Japan Asset Marketing Co., Ltd.	10,100	8,512
	Japan Aviation Electronics Industry, Ltd.	15,000	194,591
	Japan Best Rescue System Co., Ltd.	2,300	16,261
#*	Japan Display, Inc.	142,900	57,736
	Japan Electronic Materials Corp.	2,700	23,380
	Japan Elevator Service Holdings Co., Ltd.	1,000	25,433
	Japan Exchange Group, Inc.	43,100	801,679
	Japan Foundation Engineering Co., Ltd.	6,500	24,908
#	Japan Investment Adviser Co., Ltd.	2,100	13,799
	Japan Lifeline Co., Ltd.	10,100	118,777
	Japan Material Co., Ltd.	10,600	153,448
	Japan Oil Transportation Co., Ltd.	700	19,456
	Japan Petroleum Exploration Co., Ltd.	5,500	94,531
	Japan Property Management Center Co., Ltd.	1,700	16,020
	Japan Pulp & Paper Co., Ltd.	3,100	103,061
	Japan Securities Finance Co., Ltd.	23,700	111,540
	Japan Steel Works, Ltd. (The)	20,800	255,357
	Japan Transcity Corp.	8,700	39,738
	Japan Wool Textile Co., Ltd. (The)	14,300	125,323
	Jastec Co., Ltd.	1,400	14,524

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	1,700	$30,054
	JCR Pharmaceuticals Co., Ltd.	700	67,049
	JCU Corp.	8,700	203,518
	Jeol, Ltd.	9,300	274,982
	JFE Holdings, Inc.	47,200	313,221
	JGC Holdings Corp.	41,500	400,757
*	JIG-SAW, Inc.	300	14,351
	Jimoto Holdings, Inc.	46,500	41,598
	JINS Holdings, Inc.	2,500	131,871
	JK Holdings Co., Ltd.	3,200	22,375
	JM Holdings Co., Ltd.	2,300	56,273
	JMS Co., Ltd.	5,000	38,973
#	Joban Kosan Co., Ltd.	1,900	22,953
	J-Oil Mills, Inc.	2,700	103,066
	Joshin Denki Co., Ltd.	4,600	89,184
	JP-Holdings, Inc.	7,900	19,781
	JSB Co., Ltd.	600	12,564
	JSP Corp.	3,300	42,596
	JTEKT Corp.	55,600	407,300
	Juki Corp.	9,000	49,345
	Juroku Bank, Ltd. (The)	7,700	135,268
	Justsystems Corp.	4,400	269,069
	JVCKenwood Corp.	45,500	72,320
	JXTG Holdings, Inc.	240,350	852,127
	K&O Energy Group, Inc.	4,700	69,074
	Kadokawa Corp.	4,885	70,231
	Kadoya Sesame Mills, Inc.	400	13,918
	Kaga Electronics Co., Ltd.	4,200	75,948
	Kagome Co., Ltd.	5,600	143,011
	Kajima Corp.	67,400	700,338
#	Kakaku.com, Inc.	12,100	246,905
#	Kakiyasu Honten Co., Ltd.	2,400	51,101
	Kameda Seika Co., Ltd.	2,100	100,706
	Kamei Corp.	6,100	59,760
	Kamigumi Co., Ltd.	17,900	315,138
	Kanaden Corp.	4,800	55,300
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	67,712
	Kanamic Network Co., Ltd.	6,700	42,730
	Kanamoto Co., Ltd.	9,800	190,037
	Kandenko Co., Ltd.	25,600	214,222
	Kaneko Seeds Co., Ltd.	2,900	39,820
	Kanematsu Corp.	20,400	201,101
	Kanematsu Electronics, Ltd.	1,800	61,041
	Kansai Electric Power Co., Inc. (The)	19,200	196,745
	Kansai Mirai Financial Group, Inc.	26,523	89,174
	Kansai Paint Co., Ltd.	7,500	142,459
	Kansai Super Market, Ltd.	3,400	35,778
	Kanto Denka Kogyo Co., Ltd.	11,500	91,423
	Kao Corp.	18,700	1,442,074
#	Kappa Create Co., Ltd.	3,000	36,881
	Kasai Kogyo Co., Ltd.	7,000	32,532
	Katakura & Co-op Agri Corp.	700	7,580
	Katakura Industries Co., Ltd.	6,600	63,491
	Kato Works Co., Ltd.	2,500	28,488
	KAWADA TECHNOLOGIES, Inc.	700	32,669
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	35,336
	Kawasaki Heavy Industries, Ltd.	36,600	553,028
*	Kawasaki Kisen Kaisha, Ltd.	16,400	161,346
	Kawasumi Laboratories, Inc.	3,000	25,548

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KDDI Corp.	140,500	$4,069,480
	KeePer Technical Laboratory Co., Ltd.	900	11,942
	Keihan Holdings Co., Ltd.	13,700	615,756
	Keihanshin Building Co., Ltd.	4,200	54,223
	Keihin Co., Ltd.	900	10,592
	Keihin Corp.	13,900	331,562
	Keikyu Corp.	16,500	271,188
#	Keio Corp.	4,500	254,554
	Keisei Electric Railway Co., Ltd.	6,300	190,035
	Keiyo Bank, Ltd. (The)	28,100	136,953
	Keiyo Co., Ltd.	11,200	59,810
	KEL Corp.	1,000	7,280
	Kenedix, Inc.	49,300	222,782
	Kenko Mayonnaise Co., Ltd.	2,600	47,785
	Kewpie Corp.	13,000	258,156
	Keyence Corp.	2,200	785,426
	KFC Holdings Japan, Ltd.	2,700	65,053
	KFC, Ltd.	800	11,957
	KH Neochem Co., Ltd.	8,400	145,117
#	Kikkoman Corp.	7,200	330,840
#	Kimoto Co., Ltd.	4,300	5,569
	Kimura Chemical Plants Co., Ltd.	5,400	21,191
	Kimura Unity Co., Ltd.	1,200	10,854
	Kinden Corp.	19,200	308,949
	King Co., Ltd.	3,600	15,779
	King Jim Co., Ltd.	2,500	20,198
#*	Kinki Sharyo Co., Ltd. (The)	1,300	13,387
	Kintetsu Department Store Co., Ltd.	1,800	43,427
	Kintetsu Group Holdings Co., Ltd.	7,500	358,279
	Kintetsu World Express, Inc.	11,300	164,480
	Kirindo Holdings Co., Ltd.	1,900	37,381
	Kissei Pharmaceutical Co., Ltd.	7,300	173,091
	Ki-Star Real Estate Co., Ltd.	3,100	30,934
	Kitagawa Corp.	2,400	33,877
	Kita-Nippon Bank, Ltd. (The)	1,700	30,550
	Kitano Construction Corp.	1,000	24,108
#	Kitanotatsujin Corp.	4,600	21,852
	Kito Corp.	7,900	79,988
	Kitz Corp.	23,500	144,152
	Kiyo Bank, Ltd. (The)	16,100	237,905
*	KLab, Inc.	8,400	56,847
#*	KNT-CT Holdings Co., Ltd.	3,400	28,495
	Koa Corp.	7,100	58,782
	Koatsu Gas Kogyo Co., Ltd.	6,900	47,080
	Kobayashi Pharmaceutical Co., Ltd.	1,400	129,777
	Kobe Bussan Co., Ltd.	8,200	396,134
#*	Kobe Electric Railway Co., Ltd.	1,300	46,945
	Kobe Steel, Ltd.	104,400	349,176
	Kobelco Eco-Solutions Co., Ltd.	1,200	19,257
	Kohnan Shoji Co., Ltd.	7,300	169,431
	Kohsoku Corp.	2,800	37,569
	Koito Manufacturing Co., Ltd.	13,500	508,515
	Kojima Co., Ltd.	5,800	21,097
	Kokuyo Co., Ltd.	21,800	266,522
	KOMAIHALTEC, Inc.	500	7,029
#	Komatsu Matere Co., Ltd.	7,000	48,866
	Komatsu Wall Industry Co., Ltd.	2,000	33,578
	Komatsu, Ltd.	70,900	1,341,493
	KOMEDA Holdings Co., Ltd.	9,900	150,424

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komehyo Co., Ltd.	2,300	$17,888
	Komeri Co., Ltd.	8,400	163,157
	Komori Corp.	11,900	83,488
	Konaka Co., Ltd.	5,700	17,104
#	Konami Holdings Corp.	6,000	188,395
	Kondotec, Inc.	4,900	41,724
	Konica Minolta, Inc.	96,100	371,870
	Konishi Co., Ltd.	6,000	78,537
	Konoike Transport Co., Ltd.	6,500	70,070
	Konoshima Chemical Co., Ltd.	700	4,166
*	Kosaido Co., Ltd.	2,900	20,755
#	Kose Corp.	2,800	350,035
#	Koshidaka Holdings Co., Ltd.	13,400	58,172
	Kotobuki Spirits Co., Ltd.	3,100	121,082
	Kourakuen Holdings Corp.	1,800	24,426
	Krosaki Harima Corp.	1,400	49,251
	KRS Corp.	1,500	22,850
	K’s Holdings Corp.	29,800	324,658
	KU Holdings Co., Ltd.	3,800	28,284
	Kubota Corp.	39,300	488,055
	Kumagai Gumi Co., Ltd.	10,000	219,103
	Kumiai Chemical Industry Co., Ltd.	6,410	51,736
	Kunimine Industries Co., Ltd.	2,600	23,966
#	Kura Sushi, Inc.	2,400	93,017
	Kurabo Industries, Ltd.	3,100	70,971
	Kuraray Co., Ltd.	61,300	613,218
	Kureha Corp.	4,500	181,497
	Kurimoto, Ltd.	2,100	34,821
	Kurita Water Industries, Ltd.	14,600	407,323
	Kuriyama Holdings Corp.	2,000	8,951
	Kushikatsu Tanaka Holdings Co.	400	5,025
	Kusuri no Aoki Holdings Co., Ltd.	1,900	149,463
*	KYB Corp.	5,400	108,589
	Kyocera Corp.	5,500	293,867
	Kyoden Co., Ltd.	6,700	16,056
	Kyodo Printing Co., Ltd.	2,100	54,060
	Kyoei Steel, Ltd.	5,500	69,889
	Kyokuto Boeki Kaisha, Ltd.	1,500	19,409
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	87,474
	Kyokuto Securities Co., Ltd.	5,500	25,103
	Kyokuyo Co., Ltd.	3,000	71,685
#	KYORIN Holdings, Inc.	10,100	209,886
	Kyoritsu Maintenance Co., Ltd.	6,480	156,329
	Kyoritsu Printing Co., Ltd.	7,400	10,404
	Kyosan Electric Manufacturing Co., Ltd.	10,000	47,404
	Kyowa Electronic Instruments Co., Ltd.	5,000	18,767
	Kyowa Exeo Corp.	11,919	290,369
	Kyowa Kirin Co., Ltd.	1,500	34,814
	Kyowa Leather Cloth Co., Ltd.	3,800	22,411
	Kyudenko Corp.	6,000	168,222
	Kyushu Electric Power Co., Inc.	16,900	133,915
	Kyushu Financial Group, Inc.	96,850	408,577
#	Kyushu Leasing Service Co., Ltd.	2,100	8,627
#	LAC Co., Ltd.	1,800	15,358
#	Lacto Japan Co., Ltd.	1,200	38,528
*	LAND Co., Ltd.	128,800	10,879
*	Laox Co., Ltd.	4,600	6,239
	Lasertec Corp.	11,600	767,183
	Lawson, Inc.	4,700	244,304

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	LEC, Inc.	5,400	$59,596
*	Leopalace21 Corp.	24,100	53,541
	Life Corp.	5,200	161,501
	LIFULL Co., Ltd.	13,600	41,536
#	Like Co., Ltd.	1,100	16,536
*	LINE Corp.	600	29,349
	Linical Co., Ltd.	2,200	17,925
#	Link And Motivation, Inc.	4,700	15,489
	Lintec Corp.	9,000	193,135
	Lion Corp.	7,200	151,361
*	Litalico, Inc.	2,100	44,011
	LIXIL Group Corp.	27,200	326,284
	LIXIL VIVA Corp.	5,900	100,422
	Lonseal Corp.	800	13,376
	Look Holdings, Inc.	2,000	14,655
*	M&A Capital Partners Co., Ltd.	1,800	50,103
	M3, Inc.	22,500	812,114
	Mabuchi Motor Co., Ltd.	6,100	188,887
	Macnica Fuji Electronics Holdings, Inc.	12,450	169,474
	Macromill, Inc.	11,800	74,889
	Maeda Corp.	37,000	296,788
	Maeda Kosen Co., Ltd.	4,200	81,068
	Maeda Road Construction Co., Ltd.	900	16,662
	Maezawa Kasei Industries Co., Ltd.	3,600	36,073
	Maezawa Kyuso Industries Co., Ltd.	2,100	38,746
	Makino Milling Machine Co., Ltd.	6,200	176,747
	Makita Corp.	600	19,537
	Mamiya-Op Co., Ltd.	1,100	7,093
	Mani, Inc.	5,400	120,273
	MarkLines Co., Ltd.	2,700	43,623
	Marubeni Corp.	144,000	693,481
	Marubun Corp.	3,300	15,438
	Marudai Food Co., Ltd.	5,000	91,218
	Marufuji Sheet Piling Co., Ltd.	400	7,024
	Maruha Nichiro Corp.	10,800	226,013
#	Marui Group Co., Ltd.	9,300	152,231
	Maruichi Steel Tube, Ltd.	9,500	213,607
	Maruka Corp.	1,700	27,375
	Marumae Co., Ltd.	1,200	9,646
	Marusan Securities Co., Ltd.	16,100	61,309
	Maruwa Co., Ltd.	2,700	190,447
	Maruwa Unyu Kikan Co., Ltd.	2,800	81,533
	Maruyama Manufacturing Co., Inc.	600	6,823
	Maruzen CHI Holdings Co., Ltd.	3,900	13,611
	Maruzen Co., Ltd.	1,000	15,679
	Maruzen Showa Unyu Co., Ltd.	3,100	72,690
	Marvelous, Inc.	10,800	53,833
	Matsuda Sangyo Co., Ltd.	3,100	37,921
#	Matsui Construction Co., Ltd.	6,000	35,311
	Matsumotokiyoshi Holdings Co., Ltd.	5,500	189,302
	Matsuyafoods Holdings Co., Ltd.	1,800	64,637
	Max Co., Ltd.	3,500	51,971
#	Maxell Holdings, Ltd.	10,500	96,594
	Maxvalu Tokai Co., Ltd.	1,800	37,308
	Mazda Motor Corp.	103,600	585,687
	McDonald’s Holdings Co. Japan, Ltd.	3,900	190,694
	MCJ Co., Ltd.	23,800	157,889
	Mebuki Financial Group, Inc.	152,650	320,666
	MEC Co., Ltd.	2,200	33,052

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Media Do Holdings Co., Ltd.	1,800	$68,994
*	Medical Data Vision Co., Ltd.	6,200	43,519
	Medical System Network Co., Ltd.	7,000	29,702
	Medipal Holdings Corp.	9,900	190,982
#	Medius Holdings Co., Ltd.	1,500	12,902
#*	MedPeer, Inc.	2,600	39,743
	Megachips Corp.	3,500	52,624
	Megmilk Snow Brand Co., Ltd.	12,500	285,207
	Meidensha Corp.	11,700	181,383
	Meiji Electric Industries Co., Ltd.	1,500	17,586
	Meiji Shipping Co., Ltd.	2,700	9,175
	Meiko Electronics Co., Ltd.	7,500	97,317
	Meiko Network Japan Co., Ltd.	3,300	23,977
	Meisei Industrial Co., Ltd.	10,800	78,560
	Meitec Corp.	4,400	194,279
	Meito Sangyo Co., Ltd.	2,500	29,787
	Meiwa Corp.	6,500	29,105
	Meiwa Estate Co., Ltd.	2,100	8,515
	Menicon Co., Ltd.	5,200	225,680
	Mercuria Investment Co., Ltd.	1,500	7,845
#	Mesco, Inc.	600	3,569
	METAWATER Co., Ltd.	900	35,791
	Michinoku Bank, Ltd. (The)	4,799	48,887
	Micronics Japan Co., Ltd.	3,000	23,959
	Mie Kotsu Group Holdings, Inc.	12,100	53,864
	Mikuni Corp.	7,000	16,149
	Milbon Co., Ltd.	3,080	135,186
	Mimaki Engineering Co., Ltd.	5,500	20,744
	Mimasu Semiconductor Industry Co., Ltd.	4,500	87,132
	Minebea Mitsumi, Inc.	35,490	577,039
	Ministop Co., Ltd.	3,800	52,430
	Miraca Holdings, Inc.	14,000	350,553
	Miraial Co., Ltd.	1,700	17,212
	Mirait Holdings Corp.	20,210	261,068
#	Miroku Jyoho Service Co., Ltd.	2,600	65,560
#	MISUMI Group, Inc.	11,100	263,662
	Mitani Corp.	2,000	117,211
#	Mitani Sangyo Co., Ltd.	7,800	26,870
	Mitani Sekisan Co., Ltd.	1,600	71,349
	Mito Securities Co., Ltd.	16,800	29,939
*	Mitsuba Corp.	9,300	39,084
	Mitsubishi Corp.	55,300	1,172,802
	Mitsubishi Electric Corp.	66,300	815,798
	Mitsubishi Estate Co., Ltd.	25,500	412,542
	Mitsubishi Gas Chemical Co., Inc.	26,600	325,872
	Mitsubishi Heavy Industries, Ltd.	65,300	1,674,529
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	27,174
	Mitsubishi Logisnext Co., Ltd.	8,300	77,214
	Mitsubishi Logistics Corp.	13,200	291,445
	Mitsubishi Materials Corp.	19,000	389,165
	Mitsubishi Motors Corp.	50,900	144,245
	Mitsubishi Paper Mills, Ltd.	6,500	22,960
	Mitsubishi Pencil Co., Ltd.	1,300	16,270
	Mitsubishi Research Institute, Inc.	1,300	44,052
	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	20,835
	Mitsubishi UFJ Financial Group, Inc.	489,300	1,976,772
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	470,819
	Mitsuboshi Belting, Ltd.	6,400	87,630
	Mitsui Chemicals, Inc.	29,500	579,175

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsui E&S Holdings Co., Ltd.	21,900	$123,733
	Mitsui Fudosan Co., Ltd.	35,500	652,736
	Mitsui High-Tec, Inc.	3,800	42,575
	Mitsui Matsushima Holdings Co., Ltd.	1,100	8,534
	Mitsui Mining & Smelting Co., Ltd.	17,700	330,233
	Mitsui OSK Lines, Ltd.	24,800	430,148
	Mitsui Sugar Co., Ltd.	4,500	89,781
	Mitsui-Soko Holdings Co., Ltd.	7,300	98,904
	Mitsuuroko Group Holdings Co., Ltd.	8,300	85,420
	Miura Co., Ltd.	1,700	70,145
	Mixi, Inc.	14,700	253,636
	Miyaji Engineering Group, Inc.	1,500	22,287
	Miyazaki Bank, Ltd. (The)	3,700	79,766
	Miyoshi Oil & Fat Co., Ltd.	2,400	23,924
	Mizuho Financial Group, Inc.	955,399	1,112,485
	Mizuho Leasing Co., Ltd.	7,900	151,885
#	Mizuho Medy Co., Ltd.	1,800	27,058
	Mizuno Corp.	4,500	78,068
#*	Mobile Factory, Inc.	1,400	12,809
	Modec, Inc.	7,000	99,184
	Molitec Steel Co., Ltd.	2,000	5,251
	Monex Group, Inc.	45,600	89,362
	Monogatari Corp. (The)	1,300	77,334
#	MonotaRO Co., Ltd.	11,400	366,298
	MORESCO Corp.	1,700	14,005
	Mori-Gumi Co., Ltd.	1,900	4,032
	Morinaga & Co., Ltd.	5,600	230,133
	Morinaga Milk Industry Co., Ltd.	11,000	426,338
	Morita Holdings Corp.	5,300	81,445
	Morito Co., Ltd.	5,100	31,480
	Morningstar Japan KK	3,400	11,230
	Morozoff, Ltd.	500	25,382
	Mory Industries, Inc.	1,200	26,097
	MrMax Holdings, Ltd.	8,700	33,858
	MS&AD Insurance Group Holdings, Inc.	18,900	544,511
	MTI, Ltd.	4,700	24,093
	Mugen Estate Co., Ltd.	2,600	11,266
	Murakami Corp.	1,000	21,006
	Murata Manufacturing Co., Ltd.	17,100	963,533
	Musashi Seimitsu Industry Co., Ltd.	15,600	126,306
	Musashino Bank, Ltd. (The)	7,800	98,239
	Mutoh Holdings Co., Ltd.	200	2,440
	N Field Co., Ltd.	1,600	6,426
	Nabtesco Corp.	19,900	569,445
	NAC Co., Ltd.	2,700	20,955
	Nachi-Fujikoshi Corp.	4,500	130,142
	Nadex Co., Ltd.	1,100	6,747
	Nafco Co., Ltd.	2,900	31,659
#	Nagano Bank, Ltd. (The)	1,800	19,261
#	Nagano Keiki Co., Ltd.	2,200	15,957
	Nagase & Co., Ltd.	28,900	347,628
	Nagatanien Holdings Co., Ltd.	2,200	45,244
#	Nagawa Co., Ltd.	900	62,484
#	Nagoya Railroad Co., Ltd.	8,300	237,514
	Nakabayashi Co., Ltd.	4,900	25,440
	Nakamoto Packs Co., Ltd.	400	5,420
	Nakamuraya Co., Ltd.	900	32,454
	Nakanishi, Inc.	5,300	72,329
#	Nakano Corp.	4,900	16,236

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakayama Steel Works, Ltd.	5,100	$17,862
	Nakayamafuku Co., Ltd.	1,900	8,282
	Nakayo, Inc.	1,100	14,172
	Namura Shipbuilding Co., Ltd.	12,900	22,070
	Nankai Electric Railway Co., Ltd.	8,300	185,290
	Nanto Bank, Ltd. (The)	7,800	163,585
	Narasaki Sangyo Co., Ltd.	1,000	16,335
	Natori Co., Ltd.	800	12,769
	NEC Capital Solutions, Ltd.	2,400	41,760
	NEC Corp.	19,700	755,983
	NEC Networks & System Integration Corp.	4,300	185,037
	NET One Systems Co., Ltd.	9,800	282,510
	Neturen Co., Ltd.	8,500	46,108
#	New Japan Chemical Co., Ltd.	5,200	8,285
	Nexon Co., Ltd.	11,300	182,450
#	Nextage Co., Ltd.	7,600	51,259
	Nexyz Group Corp.	1,100	10,214
	NGK Insulators, Ltd.	26,000	340,153
	NGK Spark Plug Co., Ltd.	22,600	338,372
	NH Foods, Ltd.	15,200	539,539
	NHK Spring Co., Ltd.	51,600	341,426
	Nicca Chemical Co., Ltd.	1,900	15,356
*	Nice Corp.	1,400	10,874
	Nichia Steel Works, Ltd.	6,500	15,283
	Nichias Corp.	17,700	351,875
	Nichiban Co., Ltd.	2,800	39,130
	Nichicon Corp.	13,300	87,652
	Nichiden Corp.	4,000	76,203
	Nichiha Corp.	7,200	131,522
	NichiiGakkan Co., Ltd.	12,000	120,401
	Nichirei Corp.	15,400	385,242
	Nichireki Co., Ltd.	5,800	76,856
	Nichirin Co., Ltd.	2,810	32,307
#	Nidec Corp.	5,800	337,641
	Nifco, Inc.	16,200	312,802
	Nihon Chouzai Co., Ltd.	5,600	92,640
*	Nihon Dempa Kogyo Co., Ltd.	3,900	14,915
	Nihon Dengi Co., Ltd.	600	17,527
#	Nihon Denkei Co., Ltd.	900	8,854
	Nihon House Holdings Co., Ltd.	11,100	28,564
	Nihon Kagaku Sangyo Co., Ltd.	2,900	25,275
	Nihon Kohden Corp.	2,900	103,732
	Nihon M&A Center, Inc.	15,500	505,647
	Nihon Nohyaku Co., Ltd.	9,800	39,216
	Nihon Parkerizing Co., Ltd.	5,000	51,167
	Nihon Plast Co., Ltd.	3,800	15,322
	Nihon Tokushu Toryo Co., Ltd.	2,700	21,540
	Nihon Unisys, Ltd.	16,300	471,410
	Nihon Yamamura Glass Co., Ltd.	1,600	12,367
	Nikkato Corp.	1,400	7,853
	Nikkiso Co., Ltd.	16,700	129,942
	Nikko Co., Ltd.	5,000	26,107
	Nikkon Holdings Co., Ltd.	14,900	289,320
	Nikon Corp.	49,900	464,160
	Nintendo Co., Ltd.	1,100	454,216
	Nippi, Inc.	400	12,487
	Nippo Corp.	10,000	224,886
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	46,900
	Nippon Carbide Industries Co., Inc.	1,700	16,591

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Carbon Co., Ltd.	4,200	$128,804
	Nippon Ceramic Co., Ltd.	3,000	55,498
	Nippon Chemical Industrial Co., Ltd.	1,799	37,489
#	Nippon Chemi-Con Corp.	3,900	43,988
	Nippon Chemiphar Co., Ltd.	500	11,965
	Nippon Coke & Engineering Co., Ltd.	51,300	26,504
	Nippon Commercial Development Co., Ltd.	3,100	39,627
	Nippon Concept Corp.	2,200	30,043
	Nippon Concrete Industries Co., Ltd.	13,200	30,737
*	Nippon Denko Co., Ltd.	27,900	38,476
	Nippon Densetsu Kogyo Co., Ltd.	8,800	171,520
	Nippon Dry-Chemical Co., Ltd.	900	11,603
	Nippon Electric Glass Co., Ltd.	24,600	358,366
	Nippon Express Co., Ltd.	14,900	727,747
	Nippon Felt Co., Ltd.	2,300	9,787
	Nippon Filcon Co., Ltd.	1,500	7,283
#	Nippon Fine Chemical Co., Ltd.	2,700	37,001
	Nippon Flour Mills Co., Ltd.	11,900	187,332
	Nippon Gas Co., Ltd.	11,600	382,555
	Nippon Hume Corp.	6,600	37,283
	Nippon Kanzai Co., Ltd.	700	11,973
*	Nippon Kinzoku Co., Ltd.	1,500	8,762
#	Nippon Kodoshi Corp.	1,600	12,601
	Nippon Koei Co., Ltd.	3,800	108,775
*	Nippon Koshuha Steel Co., Ltd.	2,000	6,769
	Nippon Light Metal Holdings Co., Ltd.	175,500	276,398
	Nippon Paint Holdings Co., Ltd.	2,800	161,827
	Nippon Paper Industries Co., Ltd.	26,900	384,142
	Nippon Parking Development Co., Ltd., Class C	28,800	34,764
	Nippon Pillar Packing Co., Ltd.	5,000	63,357
	Nippon Piston Ring Co., Ltd.	2,300	25,105
	Nippon Road Co., Ltd. (The)	2,000	120,610
	Nippon Seiki Co., Ltd.	11,700	125,897
	Nippon Seisen Co., Ltd.	1,000	27,492
*	Nippon Sharyo, Ltd.	2,200	56,285
#*	Nippon Sheet Glass Co., Ltd.	28,900	91,419
	Nippon Shinyaku Co., Ltd.	900	63,201
#	Nippon Shokubai Co., Ltd.	2,900	136,956
	Nippon Signal Co., Ltd.	11,500	106,911
	Nippon Soda Co., Ltd.	6,500	166,775
	Nippon Steel Corp.	84,198	708,411
	Nippon Steel Trading Corp.	4,100	129,171
#	Nippon Suisan Kaisha, Ltd.	89,000	396,002
	Nippon Systemware Co., Ltd.	1,300	24,224
	Nippon Telegraph & Telephone Corp.	31,800	724,202
	Nippon Thompson Co., Ltd.	14,800	51,104
	Nippon Yakin Kogyo Co., Ltd.	4,660	71,544
	Nippon Yusen K.K.	36,400	479,152
	Nishikawa Rubber Co., Ltd.	1,200	12,287
	Nishimatsu Construction Co., Ltd.	11,300	213,974
	Nishimatsuya Chain Co., Ltd.	13,100	103,637
	Nishimoto Co., Ltd.	1,900	31,922
	Nishi-Nippon Financial Holdings, Inc.	33,700	196,676
	Nishi-Nippon Railroad Co., Ltd.	7,600	186,027
	Nishio Rent All Co., Ltd.	5,600	115,309
	Nissan Motor Co., Ltd.	166,300	566,050
	Nissan Shatai Co., Ltd.	17,700	141,696
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	9,659
	Nissei ASB Machine Co., Ltd.	1,900	51,132

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nissei Plastic Industrial Co., Ltd.	4,600	$42,106
	Nissha Co., Ltd.	11,400	83,253
	Nisshin Group Holdings Co., Ltd.	9,400	35,000
	Nisshin Oillio Group, Ltd. (The)	7,300	240,067
	Nisshin Seifun Group, Inc.	10,840	168,433
	Nisshinbo Holdings, Inc.	47,011	327,773
	Nissin Corp.	3,500	51,422
	Nissin Electric Co., Ltd.	14,600	135,629
	Nissin Kogyo Co., Ltd.	10,300	213,706
	Nissin Sugar Co., Ltd.	3,100	54,764
	Nissui Pharmaceutical Co., Ltd.	2,600	29,946
	Nitori Holdings Co., Ltd.	1,500	229,914
	Nitta Corp.	4,900	87,681
	Nitta Gelatin, Inc.	3,200	20,454
	Nittan Valve Co., Ltd.	4,000	7,369
	Nittetsu Mining Co., Ltd.	1,700	68,735
	Nitto Denko Corp.	21,500	1,073,999
	Nitto Fuji Flour Milling Co., Ltd.	300	16,473
	Nitto Kogyo Corp.	7,300	122,981
	Nitto Kohki Co., Ltd.	2,400	41,862
	Nitto Seiko Co., Ltd.	6,900	30,426
	Nittoc Construction Co., Ltd.	6,700	43,896
	NJS Co., Ltd.	1,500	21,895
	Noda Corp.	2,000	11,366
	Noevir Holdings Co., Ltd.	3,100	145,216
	NOF Corp.	7,700	255,153
	Nojima Corp.	9,100	157,730
	NOK Corp.	16,700	194,486
	Nomura Co., Ltd.	20,300	153,779
	Nomura Holdings, Inc.	135,600	562,688
	Nomura Real Estate Holdings, Inc.	25,800	419,514
	Nomura Research Institute, Ltd.	10,989	269,022
	Noritake Co., Ltd.	2,700	88,427
	Noritsu Koki Co., Ltd.	3,600	41,536
	Noritz Corp.	8,000	88,996
	North Pacific Bank, Ltd.	70,200	125,750
	Nozawa Corp.	2,000	10,153
	NS Solutions Corp.	6,700	169,240
	NS Tool Co., Ltd.	2,700	66,321
	NS United Kaiun Kaisha, Ltd.	3,000	40,072
	NSD Co., Ltd.	8,600	121,778
	NSK, Ltd.	65,700	454,752
	NTN Corp.	151,000	289,623
	NTT Data Corp.	28,400	289,798
	NTT DOCOMO, Inc.	80,900	2,384,222
	Oat Agrio Co., Ltd.	600	5,626
	Obara Group, Inc.	1,900	49,228
	Obayashi Corp.	125,600	1,097,819
	Obic Co., Ltd.	1,100	165,068
	Odakyu Electric Railway Co., Ltd.	12,399	273,427
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	189,759
#	Ohara, Inc.	1,700	14,416
	Ohashi Technica, Inc.	3,300	43,944
	Ohsho Food Service Corp.	2,100	111,722
	Oiles Corp.	5,640	72,951
	Oita Bank, Ltd. (The)	3,900	77,690
	Oji Holdings Corp.	167,400	849,972
	Okabe Co., Ltd.	12,300	86,331
#	Okada Aiyon Corp.	800	6,419

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamoto Machine Tool Works, Ltd.	1,100	$23,719
	Okamura Corp.	17,000	122,860
#	Okasan Securities Group, Inc.	38,600	116,728
	Oki Electric Industry Co., Ltd.	28,100	270,295
	Okinawa Cellular Telephone Co.	3,200	122,193
#	Okinawa Electric Power Co., Inc. (The)	7,193	131,171
*	OKK Corp.	1,800	7,762
	OKUMA Corp.	5,500	207,376
	Okumura Corp.	8,300	177,097
	Okura Industrial Co., Ltd.	2,600	37,853
	Okuwa Co., Ltd.	6,600	89,781
	Olympus Corp.	43,600	691,795
	Omron Corp.	4,400	258,435
	Ono Pharmaceutical Co., Ltd.	4,000	96,369
	ONO Sokki Co., Ltd.	3,200	14,507
	Onoken Co., Ltd.	4,000	42,572
	Onward Holdings Co., Ltd.	29,800	93,235
	Ootoya Holdings Co., Ltd.	600	10,946
*	Open Door, Inc.	1,200	10,639
	Open House Co., Ltd.	12,800	279,016
	Optex Group Co., Ltd.	4,300	48,951
	Oracle Corp.	2,100	216,191
	Organo Corp.	1,800	95,603
	Orient Corp.	83,000	94,935
	Oriental Land Co., Ltd.	3,700	467,847
	Origin Co., Ltd.	1,400	18,858
	ORIX Corp.	153,300	1,803,956
	Oro Co., Ltd.	1,000	29,036
	Osaka Gas Co., Ltd.	12,000	223,462
	Osaka Organic Chemical Industry, Ltd.	3,500	55,955
	Osaka Soda Co., Ltd.	2,300	52,473
	Osaka Steel Co., Ltd.	3,600	39,364
*	OSAKA Titanium Technologies Co., Ltd.	3,400	29,522
	Osaki Electric Co., Ltd.	11,100	53,364
	OSG Corp.	22,000	285,825
	OSJB Holdings Corp.	31,900	68,557
	Otsuka Corp.	7,100	321,471
	Otsuka Holdings Co., Ltd.	10,200	400,901
#	OUG Holdings, Inc.	1,000	24,582
	Outsourcing, Inc.	28,700	135,674
	Oyo Corp.	5,800	67,880
	Pacific Industrial Co., Ltd.	12,700	107,621
	Pacific Metals Co., Ltd.	4,000	61,666
	Pack Corp. (The)	2,800	88,605
	PAL GROUP Holdings Co., Ltd.	3,600	42,112
	PALTAC Corp.	3,200	167,117
	Pan Pacific International Holdings Corp.	28,000	542,463
	Panasonic Corp.	174,200	1,327,924
#	PAPYLESS Co., Ltd.	700	13,425
	Paraca, Inc.	1,500	21,775
	Paramount Bed Holdings Co., Ltd.	3,800	156,764
	Paris Miki Holdings, Inc.	8,700	21,547
	Park24 Co., Ltd.	22,000	345,421
	Parker Corp.	3,000	11,036
	Pasona Group, Inc.	6,100	60,586
#	PC Depot Corp.	7,800	39,037
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	15,602
	Penta-Ocean Construction Co., Ltd.	92,000	464,773
#	Pepper Food Service Co., Ltd.	1,600	6,959

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	PeptiDream, Inc.	8,100	$302,119
#	Persol Holdings Co., Ltd.	21,300	244,966
#	PIA Corp.	900	24,498
	Pickles Corp.	700	14,605
	Pigeon Corp.	9,900	352,537
	Pilot Corp.	5,500	184,265
	Piolax, Inc.	7,100	105,702
	Pola Orbis Holdings, Inc.	6,900	123,133
	Poletowin Pitcrew Holdings, Inc.	8,400	69,396
	Press Kogyo Co., Ltd.	23,000	56,687
	Pressance Corp.	11,700	119,741
	Prestige International, Inc.	11,600	90,609
	Prima Meat Packers, Ltd.	8,599	194,978
	Pronexus, Inc.	1,800	18,085
#	Prospect Co., Ltd.	125,000	28,664
	Proto Corp.	4,300	38,410
	PS Mitsubishi Construction Co., Ltd.	8,000	39,262
	Punch Industry Co., Ltd.	4,300	13,802
	Qol Holdings Co., Ltd.	8,200	90,659
	Quick Co., Ltd.	1,500	14,257
*	Raccoon Holdings, Inc.	4,100	24,512
	Raito Kogyo Co., Ltd.	8,000	99,490
	Raiznext Corp.	9,300	102,902
	Rakus Co., Ltd.	4,200	66,530
	Rakuten, Inc.	110,700	938,651
	Rasa Corp.	1,700	13,088
#	Rasa Industries, Ltd.	2,100	24,228
#	Raysum Co., Ltd.	5,400	44,700
#	RECOMM Co., Ltd.	7,800	6,120
	Recruit Holdings Co., Ltd.	44,400	1,295,201
	Relo Group, Inc.	10,300	223,122
	Renaissance, Inc.	2,600	24,305
*	Renesas Electronics Corp.	163,900	865,461
	Rengo Co., Ltd.	61,700	480,684
*	RENOVA, Inc.	4,400	44,191
*	Renown, Inc.	17,300	12,442
	Resona Holdings, Inc.	178,300	556,837
	Resorttrust, Inc.	21,400	219,409
	Restar Holdings Corp.	3,000	48,385
	Retail Partners Co., Ltd.	8,300	97,400
	Rheon Automatic Machinery Co., Ltd.	1,200	13,576
	Rhythm Watch Co., Ltd.	1,300	7,697
	Riberesute Corp.	1,300	9,651
	Ricoh Co., Ltd.	50,500	344,233
	Ricoh Leasing Co., Ltd.	3,900	103,819
#	Ride On Express Holdings Co., Ltd.	1,500	20,705
#*	Right On Co., Ltd.	4,200	18,419
	Riken Corp.	2,100	56,019
	Riken Keiki Co., Ltd.	2,100	40,435
	Riken Technos Corp.	12,300	50,400
	Riken Vitamin Co., Ltd.	3,400	65,368
#	Ringer Hut Co., Ltd.	3,600	72,101
	Rinnai Corp.	1,600	121,193
	Rion Co., Ltd.	1,800	37,128
*	Riso Kagaku Corp.	3,500	46,985
	Riso Kyoiku Co., Ltd.	18,500	43,953
	Rix Corp.	800	11,221
	Rock Field Co., Ltd.	2,800	33,901
	Rohm Co., Ltd.	4,700	297,152

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rohto Pharmaceutical Co., Ltd.	7,200	$209,488
	Rokko Butter Co., Ltd.	1,900	25,177
	Roland DG Corp.	3,900	47,870
	Rorze Corp.	2,300	94,632
#	Round One Corp.	21,400	175,234
	Royal Holdings Co., Ltd.	5,700	93,892
*	Royal Hotel, Ltd. (The)	1,000	11,881
#*	Rozetta Corp.	900	23,344
	RS Technologies Co., Ltd.	1,800	43,361
	Ryobi, Ltd.	6,600	77,764
	Ryoden Corp.	3,500	43,096
	Ryohin Keikaku Co., Ltd.	53,000	630,779
	Ryosan Co., Ltd.	4,600	100,592
	Ryoyo Electro Corp.	5,100	114,507
	S Foods, Inc.	3,900	82,354
#	S LINE Co., Ltd.	1,300	11,712
	Sac’s Bar Holdings, Inc.	4,300	22,061
	Saibu Gas Co., Ltd.	5,500	136,393
	Saison Information Systems Co., Ltd.	800	13,225
	Sakai Chemical Industry Co., Ltd.	3,500	58,637
	Sakai Heavy Industries, Ltd.	500	9,627
	Sakai Moving Service Co., Ltd.	2,300	120,951
	Sakai Ovex Co., Ltd.	1,500	28,576
	Sakata INX Corp.	11,900	106,261
#	Sakura Internet, Inc.	2,600	13,726
	Sala Corp.	16,500	86,880
	SAMTY Co., Ltd.	9,600	124,194
	San Holdings, Inc.	2,600	30,927
	San ju San Financial Group, Inc.	4,350	62,018
	San-A Co., Ltd.	3,400	136,973
	San-Ai Oil Co., Ltd.	13,200	134,012
#*	Sanden Holdings Corp.	5,500	17,623
	Sanei Architecture Planning Co., Ltd.	3,900	43,270
	Sangetsu Corp.	1,400	20,836
	San-In Godo Bank, Ltd. (The)	39,100	205,111
*	Sanix, Inc.	7,600	21,167
	Sanken Electric Co., Ltd.	7,700	160,480
	Sanki Engineering Co., Ltd.	11,700	131,927
	Sanko Gosei, Ltd.	4,500	12,036
	Sanko Metal Industrial Co., Ltd.	800	15,713
	Sankyo Frontier Co., Ltd.	1,100	32,256
	Sankyo Seiko Co., Ltd.	8,500	36,592
	Sankyo Tateyama, Inc.	6,600	54,404
	Sankyu, Inc.	9,500	365,065
	Sanoh Industrial Co., Ltd.	8,500	54,946
	Sansei Landic Co., Ltd.	2,000	13,045
#	Sansei Technologies, Inc.	2,400	13,029
	Sanshin Electronics Co., Ltd.	3,200	44,571
	Santen Pharmaceutical Co., Ltd.	8,600	152,234
	Sanwa Holdings Corp.	41,500	322,028
	Sanyei Corp.	500	12,527
	Sanyo Chemical Industries, Ltd.	3,100	122,124
	Sanyo Denki Co., Ltd.	2,200	96,638
#	Sanyo Electric Railway Co., Ltd.	3,200	63,150
#	Sanyo Engineering & Construction, Inc.	2,300	13,827
#	Sanyo Shokai, Ltd.	3,599	30,052
	Sanyo Special Steel Co., Ltd.	6,500	56,756
	Sanyo Trading Co., Ltd.	4,800	38,483
	Sata Construction Co., Ltd.	3,000	10,791

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sato Holdings Corp.	6,600	$135,721
	Sato Shoji Corp.	3,600	27,115
#	Satori Electric Co., Ltd.	3,200	24,383
#	Sawada Holdings Co., Ltd.	4,600	38,429
	Sawai Pharmaceutical Co., Ltd.	7,500	409,532
	Saxa Holdings, Inc.	1,300	20,707
	SB Technology Corp.	1,200	29,794
	SBI Holdings, Inc.	44,500	831,141
	SBS Holdings, Inc.	6,000	101,459
	Scala, Inc.	4,600	21,581
	SCREEN Holdings Co., Ltd.	5,300	255,985
	Scroll Corp.	7,000	21,094
	SCSK Corp.	5,700	258,036
	SEC Carbon, Ltd.	500	29,613
	Secom Joshinetsu Co., Ltd.	420	13,102
#	Seed Co., Ltd.	3,600	26,993
	Seibu Electric & Machinery Co., Ltd.	1,200	10,456
	Seibu Holdings, Inc.	35,000	419,900
	Seika Corp.	2,100	21,845
	Seikagaku Corp.	8,300	82,211
	Seikitokyu Kogyo Co., Ltd.	9,100	67,524
	Seiko Epson Corp.	55,500	630,234
	Seiko Holdings Corp.	7,499	124,510
	Seiko PMC Corp.	3,600	21,845
	Seino Holdings Co., Ltd.	24,500	291,675
	Seiren Co., Ltd.	9,300	110,112
	Sekisui Chemical Co., Ltd.	50,600	641,309
	Sekisui House, Ltd.	27,300	468,324
	Sekisui Jushi Corp.	2,800	56,930
	Sekisui Plastics Co., Ltd.	7,400	41,403
	Senko Group Holdings Co., Ltd.	36,100	294,210
	Senshu Electric Co., Ltd.	2,500	57,838
	Senshu Ikeda Holdings, Inc.	61,400	95,850
	Senshukai Co., Ltd.	8,300	27,036
	Seria Co., Ltd.	7,900	256,753
	Seven & I Holdings Co., Ltd.	74,100	2,453,973
	Seven Bank, Ltd.	132,600	359,454
	Sharp Corp.	22,000	242,178
	Shibaura Electronics Co., Ltd.	2,300	49,767
	Shibaura Machine Co., Ltd.	4,900	96,397
	Shibaura Mechatronics Corp.	1,200	30,134
	Shibusawa Warehouse Co., Ltd. (The)	2,600	54,096
	Shibuya Corp.	3,900	95,987
#*	Shidax Corp.	6,100	15,113
	Shiga Bank, Ltd. (The)	11,800	277,928
#	Shikibo, Ltd.	2,900	28,616
	Shikoku Bank, Ltd. (The)	9,300	72,182
	Shikoku Chemicals Corp.	9,100	92,450
	Shikoku Electric Power Co., Inc.	14,900	115,171
	Shima Seiki Manufacturing, Ltd.	8,500	127,933
	Shimachu Co., Ltd.	6,900	172,320
	Shimamura Co., Ltd.	4,400	277,404
*	Shimane Bank, Ltd. (The)	900	4,063
	Shimano, Inc.	900	132,620
	Shimizu Bank, Ltd. (The)	3,400	57,330
	Shimizu Corp.	113,300	870,151
	Shimojima Co., Ltd.	2,400	27,614
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	30,700
	Shinagawa Refractories Co., Ltd.	1,600	32,493

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shindengen Electric Manufacturing Co., Ltd.	2,200	$50,726
	Shin-Etsu Chemical Co., Ltd.	14,200	1,566,288
	Shin-Etsu Polymer Co., Ltd.	10,400	81,083
	Shin-Keisei Electric Railway Co., Ltd.	700	13,349
	Shinki Bus Co., Ltd.	600	17,555
	Shinko Electric Industries Co., Ltd.	17,900	223,431
	Shinko Shoji Co., Ltd.	9,800	79,030
	Shinmaywa Industries, Ltd.	14,100	143,202
	Shinnihon Corp.	8,500	60,506
	Shinoken Group Co., Ltd.	7,200	53,279
*	Shinsei Bank, Ltd.	23,700	285,891
	Shinsho Corp.	1,400	23,521
	Shinwa Co., Ltd.	2,300	38,124
	Ship Healthcare Holdings, Inc.	7,500	339,201
	Shiseido Co., Ltd.	15,500	911,295
	Shizuki Electric Co., Inc.	3,200	13,893
	Shizuoka Bank, Ltd. (The)	40,400	245,277
	Shizuoka Gas Co., Ltd.	13,800	124,004
*	Shobunsha Holdings, Inc.	3,000	11,018
	Shochiku Co., Ltd.	200	21,804
	Shoei Co., Ltd.	3,800	72,288
	Shoei Foods Corp.	2,200	80,176
	Shofu, Inc.	2,600	38,612
*	Shoko Co., Ltd.	1,400	7,604
	Showa Corp.	17,300	363,523
	Showa Denko K.K.	39,300	860,196
	Showa Sangyo Co., Ltd.	3,400	101,818
	Showa Shinku Co., Ltd.	700	8,295
	Sigma Koki Co., Ltd.	700	7,259
	SIGMAXYZ, Inc.	2,600	36,658
	Siix Corp.	7,900	64,341
	Sinanen Holdings Co., Ltd.	2,400	61,461
	Sinfonia Technology Co., Ltd.	6,900	65,340
	Sinko Industries, Ltd.	4,500	58,444
	Sintokogio, Ltd.	10,000	69,127
	SK Kaken Co., Ltd.	200	76,131
	SK-Electronics Co., Ltd.	2,100	20,617
	SKY Perfect JSAT Holdings, Inc.	38,100	143,232
#	Skylark Holdings Co., Ltd.	36,900	545,437
	SMC Corp.	400	180,809
	SMK Corp.	1,100	26,275
	SMS Co., Ltd.	9,200	200,526
	Snow Peak, Inc.	3,000	21,605
	SNT Corp.	8,200	19,102
	Soda Nikka Co., Ltd.	4,200	23,328
	Sodick Co., Ltd.	13,900	95,802
	Soft99 Corp.	3,800	29,035
	SoftBank Group Corp.	139,300	5,970,760
#	Softbrain Co., Ltd.	2,500	10,762
	Softcreate Holdings Corp.	800	13,639
	Software Service, Inc.	400	37,615
	Sohgo Security Services Co., Ltd.	3,200	152,646
	Sojitz Corp.	216,400	500,823
	Soken Chemical & Engineering Co., Ltd.	2,200	22,091
	Solasto Corp.	7,600	77,412
	Soliton Systems K.K.	2,100	26,262
	Sompo Holdings, Inc.	14,700	476,802
	Sony Corp.	49,400	3,179,091
	Sony Financial Holdings, Inc.	12,000	227,480

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Soshin Electric Co., Ltd.	2,500	$7,641
#	Sotetsu Holdings, Inc.	6,500	166,664
	Sotoh Co., Ltd.	2,900	25,181
#	Sourcenext Corp.	15,200	44,373
	Space Co., Ltd.	1,890	18,285
	Space Value Holdings Co., Ltd.	10,900	34,386
	Sparx Group Co., Ltd.	19,200	30,734
	SPK Corp.	2,200	26,554
	S-Pool, Inc.	8,900	60,821
	Square Enix Holdings Co., Ltd.	1,400	57,380
	SRA Holdings	2,600	51,868
#*	SRS Holdings Co., Ltd.	1,200	9,397
	St Marc Holdings Co., Ltd.	4,900	81,817
	Stanley Electric Co., Ltd.	12,500	284,804
	Star Mica Holdings Co., Ltd.	2,200	30,017
	Star Micronics Co., Ltd.	8,300	91,632
	Starts Corp., Inc.	10,500	203,124
	Starzen Co., Ltd.	1,700	69,400
	St-Care Holding Corp.	2,700	10,158
	Stella Chemifa Corp.	2,100	45,796
	Step Co., Ltd.	2,300	29,450
	Strike Co., Ltd.	1,700	68,746
	Studio Alice Co., Ltd.	3,800	51,162
	Subaru Corp.	38,000	760,551
	Subaru Enterprise Co., Ltd.	400	29,153
	Sugi Holdings Co., Ltd.	5,700	343,722
	Sugimoto & Co., Ltd.	2,600	41,693
	SUMCO Corp.	60,900	867,039
	Sumida Corp.	8,500	55,293
#	Suminoe Textile Co., Ltd.	1,500	24,806
#	Sumiseki Holdings, Inc.	13,600	14,032
	Sumitomo Corp.	46,900	530,542
	Sumitomo Densetsu Co., Ltd.	4,100	85,342
	Sumitomo Electric Industries, Ltd.	81,900	842,623
	Sumitomo Forestry Co., Ltd.	35,800	442,277
	Sumitomo Heavy Industries, Ltd.	22,300	469,954
	Sumitomo Metal Mining Co., Ltd.	21,900	545,814
	Sumitomo Mitsui Construction Co., Ltd.	55,620	229,508
	Sumitomo Mitsui Financial Group, Inc.	51,000	1,341,159
	Sumitomo Mitsui Trust Holdings, Inc.	12,700	369,782
	Sumitomo Osaka Cement Co., Ltd.	11,000	357,951
*	Sumitomo Precision Products Co., Ltd.	600	12,268
	Sumitomo Realty & Development Co., Ltd.	14,400	385,668
	Sumitomo Riko Co., Ltd.	10,700	57,222
	Sumitomo Rubber Industries, Ltd.	52,525	509,834
	Sumitomo Seika Chemicals Co., Ltd.	2,400	65,829
	Sumitomo Warehouse Co., Ltd. (The)	15,200	173,504
	Sun Frontier Fudousan Co., Ltd.	9,900	78,646
	Suncall Corp.	3,600	12,875
	Sundrug Co., Ltd.	10,700	366,352
	Suntory Beverage & Food, Ltd.	5,300	199,589
	Sun-Wa Technos Corp.	3,300	25,244
	Suruga Bank, Ltd.	27,400	95,207
	Sushiro Global Holdings, Ltd.	10,000	154,234
	Suzuken Co., Ltd.	4,350	167,642
	Suzuki Co., Ltd.	2,100	14,089
	Suzuki Motor Corp.	38,000	1,212,780
	SWCC Showa Holdings Co., Ltd.	5,900	60,449
	Sysmex Corp.	9,000	621,785

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	System Information Co., Ltd.	4,200	$31,920
	System Research Co., Ltd.	1,200	16,885
	Systena Corp.	12,500	175,732
	Syuppin Co., Ltd.	3,700	24,889
	T Hasegawa Co., Ltd.	7,500	150,386
	T RAD Co., Ltd.	1,500	18,811
	T&D Holdings, Inc.	51,900	448,611
	T&K Toka Co., Ltd.	6,000	40,378
	Tachibana Eletech Co., Ltd.	4,880	67,065
#	Tachikawa Corp.	2,800	28,459
	Tachi-S Co., Ltd.	7,100	62,117
	Tadano, Ltd.	26,800	204,424
	Taihei Dengyo Kaisha, Ltd.	3,900	79,772
	Taiheiyo Cement Corp.	30,000	588,926
	Taiheiyo Kouhatsu, Inc.	2,400	13,468
	Taiho Kogyo Co., Ltd.	3,300	15,876
	Taikisha, Ltd.	2,600	75,721
	Taiko Bank, Ltd. (The)	1,900	26,939
	Taisei Corp.	25,800	804,240
	Taisei Lamick Co., Ltd.	1,500	36,381
	Taisei Oncho Co., Ltd.	1,100	17,590
	Taisho Pharmaceutical Holdings Co., Ltd.	3,100	193,676
	Taiyo Holdings Co., Ltd.	3,500	143,119
	Taiyo Yuden Co., Ltd.	34,500	961,955
#	Takachiho Koheki Co., Ltd.	1,900	16,289
	Takagi Seiko Corp.	500	7,244
	Takamatsu Construction Group Co., Ltd.	4,400	90,334
#	Takamatsu Machinery Co., Ltd.	900	4,746
	Takamiya Co., Ltd.	4,700	18,375
	Takano Co., Ltd.	2,300	14,902
	Takaoka Toko Co., Ltd.	3,000	25,906
	Takara Leben Co., Ltd.	27,900	91,366
	Takara Standard Co., Ltd.	9,200	135,585
	Takasago International Corp.	3,400	72,078
	Takasago Thermal Engineering Co., Ltd.	1,900	29,950
	Takashima & Co., Ltd.	600	8,453
	Takashimaya Co., Ltd.	43,400	392,213
	Take And Give Needs Co., Ltd.	3,100	19,684
	TAKEBISHI Corp.	2,200	27,853
	Takeei Corp.	5,700	42,502
#	Takemoto Yohki Co., Ltd.	2,500	17,615
	Takeuchi Manufacturing Co., Ltd.	10,800	155,208
	Takihyo Co., Ltd.	1,600	24,032
	Takisawa Machine Tool Co., Ltd.	1,800	18,543
	Takuma Co., Ltd.	7,400	80,006
	Tama Home Co., Ltd.	4,700	54,550
	Tamron Co., Ltd.	4,300	71,541
	Tamura Corp.	18,000	73,800
	Tanabe Engineering Corp.	1,100	6,756
	Tanseisha Co., Ltd.	9,100	58,362
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	51,446
	Tayca Corp.	4,200	58,658
#	Tazmo Co., Ltd.	2,300	25,115
	Tbk Co., Ltd.	6,200	27,397
	TDC Soft, Inc.	2,800	21,820
	TDK Corp.	18,600	1,603,460
	Tear Corp.	1,600	7,512
	TechMatrix Corp.	1,900	47,472
	TECHNO ASSOCIE Co., Ltd.	1,500	11,999

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Horizon Holdings Co., Ltd.	4,200	$24,286
	Techno Medica Co., Ltd.	900	15,630
	Techno Ryowa, Ltd.	1,600	11,729
#	Techno Smart Corp.	2,600	19,227
	TechnoPro Holdings, Inc.	6,600	375,975
	Teijin, Ltd.	61,700	983,975
	Teikoku Electric Manufacturing Co., Ltd.	1,500	18,405
	Teikoku Sen-I Co., Ltd.	2,300	46,868
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	17,718
	Tekken Corp.	3,300	65,230
	Tenma Corp.	4,400	63,475
#	Tenpos Holdings Co., Ltd.	1,200	21,206
	Teraoka Seisakusho Co., Ltd.	2,100	6,674
	T-Gaia Corp.	3,700	73,504
	THK Co., Ltd.	24,400	583,278
	Tigers Polymer Corp.	3,500	14,797
	TIS, Inc.	29,100	554,919
	TKC Corp.	2,400	118,523
	Toa Corp.	6,200	41,180
	Toa Corp.	4,100	53,768
	Toa Oil Co., Ltd.	2,100	34,441
	TOA ROAD Corp.	1,500	40,410
	Toagosei Co., Ltd.	33,800	309,248
	Toba, Inc.	500	11,504
	Tobishima Corp.	4,270	42,266
	Tobu Railway Co., Ltd.	8,200	278,144
	TOC Co., Ltd.	12,700	78,807
	Tocalo Co., Ltd.	20,500	201,825
	Tochigi Bank, Ltd. (The)	29,200	42,126
#	Toda Corp.	40,600	235,849
*	Toda Kogyo Corp.	800	9,561
	Toei Animation Co., Ltd.	2,700	133,359
	Toei Co., Ltd.	700	86,941
#	Toell Co., Ltd.	1,900	11,948
	Toenec Corp.	2,000	60,630
	Togami Electric Manufacturing Co., Ltd.	1,000	13,944
	Toho Bank, Ltd. (The)	49,400	115,013
	Toho Co., Ltd.	3,400	111,342
#	Toho Co., Ltd.	2,500	40,155
	Toho Gas Co., Ltd.	4,700	230,933
	Toho Holdings Co., Ltd.	13,300	275,442
#	Toho Titanium Co., Ltd.	3,900	22,084
*	Toho Zinc Co., Ltd.	3,500	42,726
	Tohoku Bank, Ltd. (The)	1,800	14,717
	Tohoku Electric Power Co., Inc.	17,800	167,533
	Tohoku Steel Co., Ltd.	900	11,069
	Tohokushinsha Film Corp.	5,700	30,527
#	Tokai Carbon Co., Ltd.	46,500	384,539
	Tokai Corp.	2,700	69,878
	TOKAI Holdings Corp.	28,600	258,488
	Tokai Lease Co., Ltd.	1,100	12,069
	Tokai Rika Co., Ltd.	18,900	240,778
	Tokai Tokyo Financial Holdings, Inc.	55,700	118,345
	Token Corp.	2,310	158,597
	Tokio Marine Holdings, Inc.	18,800	882,015
	Tokushu Tokai Paper Co., Ltd.	2,300	86,750
	Tokuyama Corp.	21,100	445,210
*	Tokyo Base Co., Ltd.	1,800	4,825
	Tokyo Broadcasting System Holdings, Inc.	16,700	258,197

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Century Corp.	7,600	$259,798
#	Tokyo Dome Corp.	25,500	186,292
*	Tokyo Electric Power Co. Holdings, Inc.	83,700	281,760
	Tokyo Electron Device, Ltd.	1,800	45,502
	Tokyo Electron, Ltd.	6,000	1,277,885
	Tokyo Energy & Systems, Inc.	7,100	47,997
	Tokyo Gas Co., Ltd.	10,400	228,237
	Tokyo Individualized Educational Institute, Inc.	6,700	33,586
	Tokyo Keiki, Inc.	2,000	13,969
	Tokyo Kiraboshi Financial Group, Inc.	7,022	68,334
	Tokyo Ohka Kogyo Co., Ltd.	5,300	227,947
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	5,311
	Tokyo Rakutenchi Co., Ltd.	900	33,748
*	Tokyo Rope Manufacturing Co., Ltd.	2,600	12,775
	Tokyo Sangyo Co., Ltd.	6,600	29,686
	Tokyo Seimitsu Co., Ltd.	8,200	265,244
	Tokyo Steel Manufacturing Co., Ltd.	28,400	180,814
	Tokyo Tatemono Co., Ltd.	47,300	531,964
	Tokyo Tekko Co., Ltd.	2,300	24,060
	Tokyo Theatres Co., Inc.	1,900	20,884
	Tokyu Construction Co., Ltd.	28,040	144,959
	Tokyu Corp.	17,000	255,883
	Tokyu Fudosan Holdings Corp.	114,843	561,837
	Tokyu Recreation Co., Ltd.	600	24,614
	Toli Corp.	10,700	25,373
	Tomato Bank, Ltd.	2,600	25,186
	Tomoe Corp.	5,400	17,441
	Tomoe Engineering Co., Ltd.	2,000	35,112
*	Tomoegawa Co., Ltd.	1,200	9,628
	Tomoku Co., Ltd.	2,200	31,563
	TOMONY Holdings, Inc.	38,500	128,979
	Tomy Co., Ltd.	26,400	213,229
	Tonami Holdings Co., Ltd.	1,300	63,987
	Topcon Corp.	33,400	274,242
	Toppan Forms Co., Ltd.	12,800	112,450
	Toppan Printing Co., Ltd.	23,700	352,066
	Topre Corp.	11,400	131,873
	Topy Industries, Ltd.	4,000	46,771
	Toray Industries, Inc.	148,900	682,663
	Torex Semiconductor, Ltd.	2,700	26,434
	Toridoll Holdings Corp.	11,600	132,445
	Torigoe Co., Ltd. (The)	4,100	34,195
	Torii Pharmaceutical Co., Ltd.	3,700	101,871
	Torishima Pump Manufacturing Co., Ltd.	4,500	30,645
	Tosei Corp.	8,900	86,373
	Toshiba Corp.	11,400	282,695
	Toshiba TEC Corp.	8,800	286,559
	Tosho Co., Ltd.	3,200	28,889
	Tosoh Corp.	51,200	625,753
	Totech Corp.	1,700	32,538
#	Totetsu Kogyo Co., Ltd.	4,800	124,053
	TOTO, Ltd.	5,799	201,847
	Totoku Electric Co., Ltd.	500	11,395
	Tottori Bank, Ltd. (The)	2,400	25,028
	Toukei Computer Co., Ltd.	700	26,752
	Tow Co., Ltd.	10,200	26,409
	Towa Bank, Ltd. (The)	9,200	56,900
	Towa Corp.	7,800	67,382
	Towa Pharmaceutical Co., Ltd.	5,100	105,148

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co., Ltd.	21,000	$83,859
	Toyo Corp.	5,600	53,258
	Toyo Denki Seizo K.K.	1,200	13,859
*	Toyo Engineering Corp.	7,500	26,241
#	Toyo Gosei Co., Ltd.	1,400	67,375
	Toyo Ink SC Holdings Co., Ltd.	10,400	197,812
	Toyo Kanetsu K.K.	2,900	51,360
	Toyo Logistics Co., Ltd.	6,300	19,373
	Toyo Machinery & Metal Co., Ltd.	4,900	18,403
#	Toyo Securities Co., Ltd.	14,000	15,904
	Toyo Seikan Group Holdings, Ltd.	25,200	255,651
	Toyo Tanso Co., Ltd.	3,500	48,066
	Toyo Tire Corp	33,000	386,406
	Toyo Wharf & Warehouse Co., Ltd.	1,500	18,949
	Toyobo Co., Ltd.	28,900	336,651
	Toyoda Gosei Co., Ltd.	23,700	441,418
	Toyota Boshoku Corp.	16,400	204,751
	Toyota Industries Corp.	5,900	296,968
	Toyota Motor Corp.	1	31
	TPR Co., Ltd.	6,600	77,045
*	Traders Holdings Co., Ltd.	27,700	25,722
	Trancom Co., Ltd.	2,400	158,960
	Transaction Co., Ltd.	2,200	19,790
*	Transcosmos, Inc.	1,300	25,940
	Trend Micro, Inc.	10,500	532,684
	Tri Chemical Laboratories, Inc.	1,400	124,391
	Trinity Industrial Corp.	2,000	12,902
	Trusco Nakayama Corp.	7,400	160,081
	TS Tech Co., Ltd.	11,700	317,242
	TSI Holdings Co., Ltd.	21,500	83,238
	Tsubaki Nakashima Co., Ltd.	14,500	101,757
	Tsubakimoto Chain Co.	7,100	166,300
	Tsubakimoto Kogyo Co., Ltd.	1,200	36,212
*	Tsudakoma Corp.	1,200	8,465
	Tsugami Corp.	14,000	120,921
	Tsukada Global Holdings, Inc.	5,000	16,600
	Tsukishima Kikai Co., Ltd.	6,600	74,358
	Tsukuba Bank, Ltd.	28,700	45,652
	Tsukui Corp.	16,000	65,432
	Tsumura & Co.	6,000	165,974
	Tsuruha Holdings, Inc.	2,500	335,208
	Tsurumi Manufacturing Co., Ltd.	4,800	83,940
	Tsutsumi Jewelry Co., Ltd.	1,500	23,152
#	Tsuzuki Denki Co., Ltd.	1,700	20,969
	TV Asahi Holdings Corp.	5,300	78,677
	Tv Tokyo Holdings Corp.	3,500	77,890
	TYK Corp.	5,500	15,223
	UACJ Corp.	10,100	164,590
	Ube Industries, Ltd.	33,900	568,482
	Uchida Yoko Co., Ltd.	2,300	100,884
	Uchiyama Holdings Co., Ltd.	3,100	9,505
	Ueki Corp.	200	4,577
	Ulvac, Inc.	14,200	391,390
*	UMC Electronics Co., Ltd.	1,400	3,078
#*	Umenohana Co., Ltd.	800	9,728
	Unicharm Corp.	9,800	361,164
*	Uniden Holdings Corp.	1,300	22,856
#	UNIMAT Retirement Community Co., Ltd.	1,200	11,713
	Union Tool Co.	1,200	30,479

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Unipres Corp.	13,400	$117,511
	United Arrows, Ltd.	5,400	84,167
	United Super Markets Holdings, Inc.	11,400	112,021
	UNITED, Inc.	2,400	23,115
#*	Unitika, Ltd.	18,800	56,371
	Urbanet Corp. Co., Ltd.	3,300	7,713
	Usen-Next Holdings Co., Ltd.	2,700	35,082
	Ushio, Inc.	27,400	288,924
	USS Co., Ltd.	13,900	220,104
#*	UT Group Co., Ltd.	5,200	73,089
	Utoc Corp.	3,900	17,574
	V Technology Co., Ltd.	2,400	82,842
	Valor Holdings Co., Ltd.	12,400	230,299
	Valqua, Ltd.	4,800	79,818
#	Value HR Co., Ltd.	1,400	19,015
	ValueCommerce Co., Ltd.	2,700	55,326
#	V-Cube, Inc.	4,000	44,279
*	Vector, Inc.	4,800	31,415
	Vertex Corp.	2,060	26,192
	Village Vanguard Co., Ltd.	1,200	9,946
*	Vision, Inc.	3,000	20,670
#*	Visionary Holdings Co., Ltd.	2,390	7,147
	Vital KSK Holdings, Inc.	11,600	117,544
	VT Holdings Co., Ltd.	25,500	70,084
	Wacoal Holdings Corp.	11,200	225,891
	Wacom Co., Ltd.	22,600	78,592
	Wakachiku Construction Co., Ltd.	3,700	41,068
#*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,457
	Wakita & Co., Ltd.	11,200	103,195
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	55,285
	Waseda Academy Co., Ltd.	2,000	18,120
	Watahan & Co., Ltd.	1,100	17,782
#	WATAMI Co., Ltd.	4,400	42,139
	Watts Co., Ltd.	1,800	10,738
	WDB Holdings Co., Ltd.	1,400	32,617
	Weathernews, Inc.	900	30,722
	Welcia Holdings Co., Ltd.	3,530	256,272
	West Holdings Corp.	6,890	113,843
	Will Group, Inc.	3,100	18,400
	WIN-Partners Co., Ltd.	1,900	15,708
	Wood One Co., Ltd.	1,900	19,290
	Workman Co., Ltd.	800	50,620
	World Holdings Co., Ltd.	2,600	34,449
	Wowow, Inc.	1,700	40,267
	Xebio Holdings Co., Ltd.	6,300	52,092
	YAC Holdings Co., Ltd.	1,700	7,289
	Yachiyo Industry Co., Ltd.	900	3,608
	Yagi & Co., Ltd.	800	10,873
	Yahagi Construction Co., Ltd.	6,700	49,498
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	14,560
	Yakult Honsha Co., Ltd.	2,700	156,845
	YAKUODO Holdings Co., Ltd.	2,500	59,223
	YAMABIKO Corp.	8,100	62,427
	YAMADA Consulting Group Co., Ltd.	1,400	14,507
	Yamada Denki Co., Ltd.	60,200	285,477
	Yamagata Bank, Ltd. (The)	7,399	87,205
	Yamaguchi Financial Group, Inc.	50,700	273,237
	Yamaha Motor Co., Ltd.	61,400	789,959
	Yamaichi Electronics Co., Ltd.	3,200	43,644

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	YA-MAN, Ltd.	5,800	$36,581
	Yamanashi Chuo Bank, Ltd. (The)	7,300	54,366
	Yamatane Corp.	2,600	29,191
	Yamato Corp.	4,700	28,906
	Yamato Holdings Co., Ltd.	16,300	284,495
	Yamato International, Inc.	3,200	10,039
	Yamato Kogyo Co., Ltd.	11,100	217,834
#	Yamaura Corp.	2,200	15,106
	Yamazaki Baking Co., Ltd.	22,900	404,965
	Yamazawa Co., Ltd.	900	13,999
	Yamazen Corp.	11,300	95,028
	Yaoko Co., Ltd.	3,700	229,341
	Yashima Denki Co., Ltd.	4,900	37,394
	Yaskawa Electric Corp.	17,400	567,322
	Yasuda Logistics Corp.	3,400	27,227
#	Yasunaga Corp.	2,300	21,094
	Yellow Hat, Ltd.	9,400	130,606
	Yodogawa Steel Works, Ltd.	5,700	89,680
	Yokogawa Bridge Holdings Corp.	6,500	114,090
	Yokogawa Electric Corp.	39,400	537,036
	Yokohama Reito Co., Ltd.	12,100	102,141
	Yokohama Rubber Co., Ltd. (The)	40,200	511,300
	Yokowo Co., Ltd.	1,800	40,621
	Yondenko Corp.	1,100	24,220
	Yondoshi Holdings, Inc.	3,700	59,970
	Yorozu Corp.	5,900	62,385
	Yoshinoya Holdings Co., Ltd.	10,000	206,656
#	Yotai Refractories Co., Ltd.	4,900	27,747
	Yuasa Trading Co., Ltd.	4,400	118,405
	Yuken Kogyo Co., Ltd.	700	8,828
#	Yumeshin Holdings Co., Ltd.	7,900	43,674
	Yurtec Corp.	10,600	59,540
	Yushin Precision Equipment Co., Ltd.	4,600	28,378
	Yushiro Chemical Industry Co., Ltd.	2,000	21,207
	Yutaka Giken Co., Ltd.	200	2,591
	Z Holdings Corp.	116,500	449,611
#	Zaoh Co., Ltd.	800	10,411
	Zenitaka Corp. (The)	600	19,772
	Zenkoku Hosho Co., Ltd.	11,400	332,173
	Zenrin Co., Ltd.	5,700	60,085
	Zensho Holdings Co., Ltd.	10,400	204,718
	Zeon Corp.	51,600	452,129
	ZIGExN Co., Ltd.	9,400	27,399
	ZOZO, Inc.	13,700	221,057
	Zuiko Corp.	700	28,716

TOTAL JAPAN			281,006,993

NETHERLANDS — (3.5%)
	Aalberts NV	30,044	846,030
	ABN AMRO Bank NV	26,025	200,145
*	Accell Group NV	5,059	94,539
	Aegon NV	214,942	555,979
#	Aegon NV	76,768	199,597
	Akzo Nobel NV	16,598	1,259,636
*	Altice Europe NV	82,141	327,718
*	Altice Europe NV, Class B	3,103	12,425
#	AMG Advanced Metallurgical Group NV	6,267	105,446
	Amsterdam Commodities NV	4,113	88,612
	APERAM SA	14,326	371,199

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Arcadis NV	20,168	$313,555
#	ArcelorMittal SA	58,288	640,002
	ASM International NV	10,610	1,173,045
	ASML Holding NV	1,474	430,534
	ASML Holding NV	11,471	3,308,549
	ASR Nederland NV	40,203	1,077,407
*	Basic-Fit NV	9,132	185,504
#	BE Semiconductor Industries NV	28,622	1,184,544
#*	Beter Bed Holding NV	3,857	6,899
#	Boskalis Westminster	22,857	396,213
#	Brunel International NV	1,267	7,992
#	Coca-Cola European Partners P.L.C.	27,753	1,108,389
	Corbion NV	15,816	568,613
	Euronext NV	11,989	1,006,524
#	Flow Traders	13,664	455,826
	ForFarmers NV	11,164	74,275
#*	Fugro NV	17,870	66,939
#	GrandVision NV	15,221	404,923
*	Heijmans NV	6,603	46,087
	Hunter Douglas NV	1,198	55,834
#	IMCD NV	6,809	601,262
	ING Groep NV	182,241	1,021,057
	Intertrust NV	22,243	350,063
*	Just Eat Takeaway.com NV	1,402	143,590
*	Kendrion NV	4,270	51,527
#	Koninklijke Ahold Delhaize NV	197,838	4,803,566
#*	Koninklijke BAM Groep NV	84,466	141,114
	Koninklijke DSM NV	16,449	2,016,020
#	Koninklijke KPN NV	609,608	1,404,135
	Koninklijke Philips NV	40,308	1,757,126
	Koninklijke Philips NV	15,500	680,605
#	Koninklijke Vopak NV	14,905	857,437
*	Nederland Apparatenfabriek	1,294	49,271
	NN Group NV	49,505	1,432,059
#*	OCI NV	19,329	233,406
	Ordina NV	25,878	51,757
	PostNL NV	56,376	97,139
*	Prosus N.V.	10,307	779,271
	Randstad NV	32,807	1,320,335
	SBM Offshore NV	52,687	667,812
	Signify NV	35,687	726,457
	Sligro Food Group NV	7,241	113,090
	TKH Group NV	11,860	416,091
	TomTom NV	20,625	162,392
	Unilever NV 904784709	39,041	1,929,406
	Unilever NV NL0000388619	14,403	717,259
	Van Lanschot Kempen NV	3,124	47,982
#	Wolters Kluwer NV	21,484	1,582,347

TOTAL NETHERLANDS			40,726,556

NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	56,401	671,280
#	Abano Healthcare Group, Ltd.	2,986	4,293
	Air New Zealand, Ltd.	201,351	164,408
	Arvida Group, Ltd.	101,944	85,156
	Auckland International Airport, Ltd.	95,716	353,458
*	CBL Corp., Ltd.	8,101	2,954
	Chorus, Ltd.	129,413	564,764
#*	Comvita, Ltd.	2,440	5,276

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Contact Energy, Ltd.	48,151	$183,636
	EBOS Group, Ltd.	18,896	255,209
*	Eroad, Ltd.	3,923	6,494
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	507,868
	Fletcher Building, Ltd.	149,957	335,978
#*	Fonterra Co-operative Group, Ltd.	11,016	24,744
	Freightways, Ltd.	28,554	115,977
	Genesis Energy, Ltd.	65,241	111,584
#	Gentrack Group, Ltd.	5,468	4,977
	Hallenstein Glasson Holdings, Ltd.	9,781	22,920
	Heartland Group Holdings, Ltd.	101,356	69,519
	Infratil, Ltd.	99,871	279,638
	Investore Property, Ltd.	32,045	33,469
	Kathmandu Holdings, Ltd.	112,029	53,796
	Mainfreight, Ltd.	12,273	272,358
	Mercury NZ, Ltd.	24,238	67,380
	Meridian Energy, Ltd.	28,632	78,014
	Metlifecare, Ltd.	46,591	119,213
*	Metro Performance Glass, Ltd.	28,095	2,903
	NEW Zealand King Salmon Investments, Ltd.	12,378	14,742
	New Zealand Refining Co., Ltd. (The)	33,462	18,828
*	NZME, Ltd.	18,597	1,966
	NZX, Ltd.	70,464	55,030
	Oceania Healthcare, Ltd.	27,338	12,758
	PGG Wrightson, Ltd.	2,769	4,494
	Port of Tauranga, Ltd.	23,836	97,548
*	Restaurant Brands New Zealand, Ltd.	7,836	57,403
	Ryman Healthcare, Ltd.	23,391	170,634
	Sanford, Ltd.	19,210	82,039
#	Scales Corp., Ltd.	27,860	82,420
#	Skellerup Holdings, Ltd.	28,994	34,282
*	SKY Network Television, Ltd.	82,458	14,075
	Spark New Zealand, Ltd.	143,310	387,842
#	Steel & Tube Holdings, Ltd.	26,145	10,259
	Summerset Group Holdings, Ltd.	59,063	217,830
*	Synlait Milk, Ltd.	9,559	39,915
	Tourism Holdings, Ltd.	28,830	22,414
*	TOWER, Ltd.	132,447	48,312
	Trustpower, Ltd.	7,314	29,002
	Vector, Ltd.	17,959	38,686
	Vista Group International, Ltd.	16,899	12,800
	Warehouse Group, Ltd. (The)	25,303	33,244
	Z Energy, Ltd.	83,948	158,142

TOTAL NEW ZEALAND			6,041,931

NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	85,449	28,869
*	Adevinta ASA, Class B	4,991	41,454
	AF Gruppen ASA	5,581	91,708
*	Akastor ASA	34,023	13,268
#*	Aker ASA, Class A	1,789	47,194
	Aker BP ASA	14,802	243,012
#*	Aker Solutions ASA	32,032	20,940
	American Shipping Co. ASA	14,670	37,512
*	Archer, Ltd.	12,255	1,970
	Atea ASA	17,327	151,686
	Austevoll Seafood ASA	24,096	187,704
	Avance Gas Holding, Ltd.	10,487	22,260
#*	Axactor SE	15,198	9,891

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	B2Holding ASA	87,665	$35,353
	Bakkafrost P/F	4,864	239,983
#	Bonheur ASA	6,002	105,960
	Borregaard ASA	29,576	274,674
*	BW Energy, Ltd.	5,512	6,854
	BW LPG, Ltd.	22,221	75,815
*	BW Offshore, Ltd.	27,016	75,951
	DNB ASA	47,752	578,177
	DNO ASA	210,457	95,085
	Entra ASA	8,739	110,031
	Equinor ASA	97,963	1,356,475
	Equinor ASA, Sponsored ADR	3,101	42,112
	Europris ASA	30,039	110,253
#	FLEX LNG, Ltd.	9,540	49,370
#	Frontline, Ltd.	17,943	168,275
	Gjensidige Forsikring ASA	7,694	135,759
	Grieg Seafood ASA	14,604	143,225
	Hoegh LNG Holdings, Ltd.	11,854	12,883
#*	Kongsberg Automotive ASA	69,568	7,419
#*	Kvaerner ASA	31,962	19,791
	Leroy Seafood Group ASA	13,669	72,592
	Mowi ASA	20,357	348,656
*	NEL ASA	38,810	47,498
*	Nordic Semiconductor ASA	7,727	45,339
	Norsk Hydro ASA	169,258	429,384
	Norway Royal Salmon ASA	1,193	24,193
#*	Norwegian Air Shuttle ASA	8,639	4,304
*	Norwegian Finans Holding ASA	33,922	181,002
#	Norwegian Property ASA	1,195	1,304
#	Ocean Yield ASA	15,119	39,202
*	Odfjell Drilling, Ltd.	26,164	21,481
*	Odfjell SE, Class A	3,280	7,516
	Olav Thon Eiendomsselskap ASA	3,755	48,312
	Orkla ASA	17,331	156,549
*	Otello Corp. ASA	37,717	34,708
#*	PGS ASA	89,474	31,948
*	Protector Forsikring ASA	15,499	52,130
#*	REC Silicon ASA	28,794	8,972
	Salmar ASA	4,507	175,651
*	Sbanken ASA	22,150	117,961
#	Scatec Solar ASA	21,225	309,004
	Schibsted ASA, Class A	2,182	46,291
	Schibsted ASA, Class B	2,783	54,053
	Selvaag Bolig ASA	9,716	40,261
	Solon Eiendom ASA	3,787	10,323
	SpareBank 1 SR-Bank ASA	40,687	258,371
	Stolt-Nielsen, Ltd.	7,288	62,093
	Storebrand ASA	87,925	441,371
*	Subsea 7 SA	41,132	225,779
	Telenor ASA	23,788	364,885
	TGS NOPEC Geophysical Co. ASA	28,530	436,920
	Tomra Systems ASA	9,964	331,072
	Treasure ASA	11,954	11,385
	Veidekke ASA	20,274	180,001
#	Wilh Wilhelmsen Holding ASA, Class A	2,180	21,925
#*	XXL ASA	7,060	7,055
	Yara International ASA	5,865	199,201

TOTAL NORWAY			9,389,605

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	17,850	$94,208
	Banco Comercial Portugues SA, Class R	1,456,963	163,009
*	Banco Espirito Santo SA	114,362	0
	CTT-Correios de Portugal SA	26,952	63,588
	EDP - Energias de Portugal SA	67,830	285,827
	EDP Renovaveis SA	31,735	389,079
	Galp Energia SGPS SA	76,663	884,776
	Jeronimo Martins SGPS SA	27,162	460,492
#	Mota-Engil SGPS SA	24,656	31,052
	Navigator Co. SA (The)	58,061	150,860
	NOS SGPS SA	86,892	325,461
	REN - Redes Energeticas Nacionais SGPS SA	25,119	68,039
	Semapa-Sociedade de Investimento e Gestao	7,457	73,598
	Sonae Capital SGPS SA	22,088	11,880
	Sonae SGPS SA	248,597	196,455

TOTAL PORTUGAL			3,198,324

SINGAPORE — (1.1%)
	Accordia Golf Trust	210,700	84,807
	AEM Holdings, Ltd.	25,700	44,403
	AF Global, Ltd.	4,160	343
	Amara Holdings, Ltd.	40,200	10,239
	Ascendas India Trust	141,900	126,837
	Banyan Tree Holdings, Ltd.	72,700	14,386
#	Best World International, Ltd.	53,300	9,555
	Boustead Projects, Ltd.	2,700	1,452
	Boustead Singapore, Ltd.	79,500	33,743
	Bukit Sembawang Estates, Ltd.	34,300	94,997
	CapitaLand, Ltd.	143,400	304,261
	Centurion Corp., Ltd.	37,000	10,067
	China Aviation Oil Singapore Corp., Ltd.	71,400	51,912
	China Sunsine Chemical Holdings, Ltd.	214,800	57,688
	Chip Eng Seng Corp., Ltd.	104,700	38,407
	Chuan Hup Holdings, Ltd.	81,300	11,219
	City Developments, Ltd.	42,000	234,769
	ComfortDelGro Corp., Ltd.	272,800	318,036
*	COSCO Shipping International Singapore Co., Ltd.	312,900	50,712
	Dairy Farm International Holdings, Ltd.	20,000	95,844
	DBS Group Holdings, Ltd.	101,177	1,424,482
	Del Monte Pacific, Ltd.	53,748	4,074
	Delfi, Ltd.	70,200	33,606
	Duty Free International, Ltd.	58,700	5,705
	Elec & Eltek International Co., Ltd.	6,400	13,764
*	Ezion Holdings, Ltd.	982,352	5,643
#*	Ezra Holdings, Ltd.	190,010	1,443
	Far East Orchard, Ltd.	39,600	28,338
	First Resources, Ltd.	102,800	91,506
	Food Empire Holdings, Ltd.	42,400	15,256
	Fragrance Group, Ltd.	64,000	5,128
	Fraser and Neave, Ltd.	43,400	45,652
	Frasers Property, Ltd.	97,000	84,273
	Frencken Group, Ltd.	61,500	32,067
	Fu Yu Corp., Ltd.	102,100	16,554
*	Gallant Venture, Ltd.	52,000	4,124
	Geo Energy Resources, Ltd.	113,700	6,052
	GL, Ltd.	85,500	34,960
	Golden Agri-Resources, Ltd.	1,746,000	192,004
	Golden Energy & Resources, Ltd.	34,500	4,299
	Great Eastern Holdings, Ltd.	3,500	46,327

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand, Ltd.	70,700	$70,725
*	Halcyon Agri Corp., Ltd.	43,213	11,380
	Hanwell Holdings, Ltd.	88,400	11,685
	Haw Par Corp., Ltd.	29,200	211,656
	Hi-P International, Ltd.	51,800	39,010
	Ho Bee Land, Ltd.	39,400	57,670
	Hong Fok Corp., Ltd.	66,700	34,992
*	Hong Leong Asia, Ltd.	59,600	21,821
	Hong Leong Finance, Ltd.	79,500	128,768
	Hongkong Land Holdings, Ltd.	92,300	386,104
	Hotel Grand Central, Ltd.	28,891	19,124
	Hour Glass, Ltd. (The)	49,200	21,598
	Hutchison Port Holdings Trust	1,246,300	161,520
*	Hyflux, Ltd.	78,700	8
	iFAST Corp., Ltd.	17,500	12,753
#	IGG, Inc.	161,000	102,364
	Indofood Agri Resources, Ltd.	119,900	26,082
	Japfa, Ltd.	182,930	73,618
	Jardine Cycle & Carriage, Ltd.	16,866	239,799
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	92,900	392,198
	Keppel Infrastructure Trust	452,371	158,419
	KSH Holdings, Ltd.	38,300	8,011
	Lian Beng Group, Ltd.	68,800	18,487
	Lum Chang Holdings, Ltd.	70,700	15,818
	Metro Holdings, Ltd.	98,700	49,206
#*	Midas Holdings, Ltd.	218,800	5,586
*	mm2 Asia, Ltd.	101,700	12,794
	NetLink NBN Trust	160,900	113,861
	Oversea-Chinese Banking Corp., Ltd.	137,201	875,385
	Oxley Holdings, Ltd.	185,017	29,978
	Pan-United Corp., Ltd.	47,875	9,626
	Penguin International, Ltd.	28,666	10,313
	Q&M Dental Group Singapore, Ltd.	44,700	15,215
	QAF, Ltd.	44,382	25,728
*	Raffles Education Corp., Ltd.	133,900	7,304
	Riverstone Holdings, Ltd.	41,600	34,467
	Roxy-Pacific Holdings, Ltd.	25,150	5,789
	SATS, Ltd.	95,100	220,327
	SBS Transit, Ltd.	6,200	13,253
	Sembcorp Industries, Ltd.	308,600	353,534
	Sheng Siong Group, Ltd.	98,700	103,424
	SIA Engineering Co., Ltd.	20,500	27,061
	SIIC Environment Holdings, Ltd.	190,400	30,911
	Sinarmas Land, Ltd.	175,900	23,367
	Sing Holdings, Ltd.	67,700	15,796
#	Singapore Airlines, Ltd.	136,500	590,261
	Singapore Exchange, Ltd.	55,400	377,778
	Singapore Post, Ltd.	342,600	176,540
#	Singapore Press Holdings, Ltd.	272,600	292,732
	Singapore Reinsurance Corp., Ltd.	60,800	11,843
	Singapore Telecommunications, Ltd.	217,800	435,216
	Singapore Telecommunications, Ltd.	32,500	64,235
	Stamford Land Corp., Ltd.	122,800	32,142
	StarHub, Ltd.	98,600	103,872
	Straits Trading Co., Ltd.	19,800	22,653
	Sunningdale Tech, Ltd.	49,000	34,951
*	Swiber Holdings, Ltd.	23,999	347
#	Tuan Sing Holdings, Ltd.	105,694	18,680

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UMS Holdings, Ltd.	71,875	$41,364
	United Industrial Corp., Ltd.	6,800	10,854
	United Overseas Bank, Ltd.	50,870	726,887
	UOB-Kay Hian Holdings, Ltd.	64,419	54,777
	UOL Group, Ltd.	73,351	352,794
	Venture Corp., Ltd.	46,200	516,316
	Vicom, Ltd.	2,700	15,268
	Wee Hur Holdings, Ltd.	81,000	10,298
	Wing Tai Holdings, Ltd.	114,900	140,473
	XP Power, Ltd.	1,423	56,888
	Yangzijiang Shipbuilding Holdings Ltd.	760,700	527,493
*	Yongnam Holdings, Ltd.	92,650	5,556

TOTAL SINGAPORE			12,515,687

SPAIN — (2.2%)
	Acciona SA	6,672	661,293
	Acerinox SA	44,968	338,751
	ACS Actividades de Construccion y Servicios SA	23,229	580,874
	Aena SME SA	4,633	586,470
	Alantra Partners SA	3,441	43,074
#	Almirall SA	13,405	172,872
	Amadeus IT Group SA	22,819	1,089,207
*	Amper SA	166,633	30,981
	Applus Services SA	42,510	278,898
	Atresmedia Corp. de Medios de Comunicacion SA	12,702	32,884
	Azkoyen SA	1,900	12,121
	Banco Bilbao Vizcaya Argentaria SA	250,085	817,472
	Banco de Sabadell SA	1,288,208	534,086
	Banco Santander SA	693,511	1,549,571
#	Bankia SA	346,671	352,786
	Bankinter SA	113,933	470,341
	Bolsas y Mercados Espanoles SHMSF SA	19,372	706,853
	CaixaBank SA	280,319	504,330
	Cellnex Telecom SA	35,831	1,874,132
	CIE Automotive SA	8,712	151,783
	Construcciones y Auxiliar de Ferrocarriles SA	2,098	71,829
	Ebro Foods SA	10,278	218,735
*	eDreams ODIGEO SA	7,637	17,919
	Elecnor SA	7,592	69,307
	Enagas SA	37,728	880,636
	Ence Energia y Celulosa SA	46,545	149,590
	Endesa SA	20,349	451,344
	Ercros SA	32,968	92,932
	Euskaltel SA	29,850	237,927
	Faes Farma SA	92,588	404,839
	Ferrovial SA	4,537	113,607
*	Fluidra SA	5,799	64,622
	Fomento de Construcciones y Contratas SA	6,564	62,342
*	Global Dominion Access SA	32,538	100,103
	Grifols SA	17,927	611,793
	Grupo Catalana Occidente SA	5,481	106,520
#*	Grupo Empresarial San Jose SA	5,655	27,981
*	Grupo Ezentis SA	9,294	3,078
	Iberdrola S.A.	402,706	4,006,031
	Iberpapel Gestion SA	773	17,274
*	Indra Sistemas SA	31,444	271,173
	Industria de Diseno Textil SA	31,700	811,913
	Laboratorios Farmaceuticos Rovi SA	13	371
	Liberbank SA	583,259	116,658

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	167,424	$307,223
*	Masmovil Ibercom SA	10,072	190,177
	Mediaset Espana Comunicacion SA	58,553	209,813
	Melia Hotels International SA	28,859	132,423
	Naturgy Energy Group SA	36,458	644,121
#*	Obrascon Huarte Lain SA	27,745	22,350
*	Pharma Mar SA	22,394	133,888
*	Promotora de Informaciones SA, Class A	63,603	42,027
	Prosegur Cia de Seguridad SA	35,857	79,079
*	Quabit Inmobiliaria SA	21,153	10,159
*	Realia Business SA	45,114	36,206
	Red Electrica Corp. SA	35,355	622,314
	Repsol SA	81,228	737,288
	Sacyr S.A.	107,429	201,480
*	Solaria Energia y Medio Ambiente SA	7,125	72,699
*	Talgo SA	3,146	15,230
*	Tecnicas Reunidas SA	2,606	39,935
#	Telefonica SA, Sponsored ADR	2,163	9,863
	Telefonica SA	184,091	841,753
	Tubacex SA	25,843	38,750
	Unicaja Banco SA	226,737	122,682
	Vidrala SA	5,114	458,090
	Viscofan SA	4,444	284,808
	Vocento SA	7,738	6,501
	Zardoya Otis SA	25,889	180,173

TOTAL SPAIN			25,136,335

SWEDEN — (3.0%)
	AAK AB	21,762	355,457
	AcadeMedia AB	13,812	71,359
*	Adapteo Oyj	9,188	65,885
#	AddLife AB, Class B	2,786	88,221
	AddNode Group AB	5,324	91,524
	AddTech AB, Class B	9,863	267,391
*	AF POYRY AB	21,530	391,159
*	Alfa Laval AB	41,354	772,779
#	Alimak Group AB	8,324	89,426
*	Arise AB	2,979	10,440
	Arjo AB, Class B	44,131	217,962
	Assa Abloy AB, Class B	12,751	228,267
#	Atlas Copco AB, Class A	25,253	870,331
	Atlas Copco AB, Class B	14,445	446,811
	Atrium Ljungberg AB, Class B	5,609	77,732
*	Attendo AB	23,033	87,537
	Avanza Bank Holding AB	20,530	248,039
	Axfood AB	7,378	156,951
	BE Group AB	2,614	7,645
	Beijer Alma AB	8,702	83,024
	Beijer Electronics Group AB	6,458	25,118
	Beijer Ref AB	8,919	183,263
	Bergman & Beving AB	6,396	37,684
	Besqab AB	1,035	10,325
	Bilia AB, Class A	33,505	227,224
	BillerudKorsnas AB	50,615	638,104
	BioGaia AB, Class B	3,627	174,776
	Biotage AB	9,092	112,392
	Bjorn Borg AB	2,898	3,467
#	Boliden AB	42,600	858,705
	Bonava AB, Class B	21,002	101,793

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Bravida Holding AB	34,487	$278,444
*	Bufab AB	8,811	71,030
#*	Bulten AB	2,966	15,478
	Bure Equity AB	17,729	323,712
*	Byggmax Group AB	18,910	81,604
	Castellum AB	7,157	125,532
	Catena AB	3,861	122,856
*	Cavotec SA	8,277	13,720
	Clas Ohlson AB, Class B	3,841	33,710
*	Cloetta AB, Class B	60,701	139,782
#*	Collector AB	2,194	3,372
	Coor Service Management Holding AB	4,123	27,135
	Dios Fastigheter AB	16,550	101,911
*	Dometic Group AB	61,514	411,119
*	Doro AB	5,800	19,220
	Duni AB	9,006	73,911
#	Dustin Group AB	12,279	62,671
	Eastnine AB	4,136	47,272
	Elanders AB, Class B	1,369	6,989
	Electrolux AB, Class B	30,114	411,775
*	Electrolux Professional AB, Class B	30,114	69,330
#	Elekta AB, Class B	21,330	193,791
*	Eltel AB	14,557	29,564
*	Enea AB	3,517	47,565
	Epiroc AB, Class A	20,192	202,074
	Epiroc AB, Class B	11,238	110,875
*	Essity AB, Class A	1,061	34,392
*	Essity AB, Class B	33,701	1,091,688
	Fabege AB	6,681	79,143
	Fagerhult AB	13,677	52,870
*	Fastighets AB Balder, Class B	7,208	284,840
#	FastPartner AB, Class A	5,997	42,590
#*	Fingerprint Cards AB, Class B	19,879	31,248
	Getinge AB, Class B	24,244	464,692
	Granges AB	25,022	182,833
*	Gunnebo AB	15,756	28,049
	Haldex AB	9,561	34,689
#	Hennes & Mauritz AB, Class B	37,777	516,396
	Hexagon AB, Class B	6,501	319,017
*	Hexpol AB	41,759	300,007
	HIQ International AB	6,644	27,468
#*	HMS Networks AB	752	12,953
*	Hoist Finance AB	12,304	33,885
	Holmen AB, Class B	13,794	395,752
	Hufvudstaden AB, Class A	8,902	114,066
	Humana AB	8,389	35,730
	Husqvarna AB, Class A	5,691	35,144
	Husqvarna AB, Class B	46,362	278,974
	ICA Gruppen AB	3,974	173,884
	Indutrade AB	10,578	340,072
#*	International Petroleum Corp.	14,208	22,149
#	Intrum AB	14,527	221,440
	Inwido AB	16,779	96,459
#*	ITAB Shop Concept AB, Class B	2,085	2,412
	JM AB	17,307	320,739
	Klovern AB, Class B	92,370	124,770
*	KNOW IT AB	5,488	80,655
	Kungsleden AB	16,633	126,668
	Lagercrantz Group AB, Class B	15,291	211,588

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	5,335	$252,173
	Lindab International AB	19,129	175,279
	Loomis AB, Class B	24,059	586,696
	Lundin Energy AB	8,160	209,949
*	Medivir AB, Class B	2,235	3,730
#*	Mekonomen AB	10,277	53,223
	Millicom International Cellular SA	8,549	222,155
*	Modern Times Group MTG AB, Class B	19,257	193,736
	Momentum Group AB, Class B	4,954	45,099
	Mycronic AB	9,725	162,453
	NCC AB, Class B	2,689	40,993
#*	Nederman Holding AB	5,462	59,757
*	Net Insight AB, Class B	19,401	3,592
	New Wave Group AB, Class B	14,821	44,764
	Nibe Industrier AB, Class B	12,755	237,967
	Nobia AB	31,165	116,524
	Nobina AB	39,899	217,571
	Nolato AB, Class B	3,468	182,276
	Nordic Entertainment Group AB, Class B	3,318	78,641
	Nordic Waterproofing Holding A.S.	7,292	63,228
	NP3 Fastigheter AB	6,024	49,239
*	Nyfosa AB	31,889	195,251
*	OEM International AB, Class B	1,603	33,206
*	Pandox AB	11,193	118,602
	Peab AB, Class B	57,999	441,833
	Platzer Fastigheter Holding AB, Class B	8,730	67,028
	Pricer AB, Class B	31,342	63,099
	Proact IT Group AB	3,942	50,616
*	Qliro Group AB	33,776	15,243
*	Ratos AB, Class B	62,494	147,930
#*	RaySearch Laboratories AB	3,756	28,554
#	Recipharm AB, Class B	11,888	141,246
	Resurs Holding AB	20,316	74,753
	Rottneros AB	22,228	21,665
	Sagax AB, Class B	10,830	117,247
	Samhallsbyggnadsbolaget i Norden AB	127,297	246,517
*	Sandvik AB	92,603	1,424,550
#*	SAS AB	88,072	82,348
	Scandi Standard AB	16,388	107,138
#	Scandic Hotels Group AB	22,472	102,957
	Sectra AB, Class B	4,544	193,156
#	Securitas AB, Class B	41,478	490,776
*	Semcon AB	4,640	25,898
	Sintercast AB	448	5,759
	Skandinaviska Enskilda Banken AB, Class A	78,203	643,803
#	Skandinaviska Enskilda Banken AB, Class C	1,001	8,943
*	Skanska AB, Class B	40,235	765,500
	SKF AB, Class A	2,637	41,614
	SKF AB, Class B	74,873	1,181,766
#	SkiStar AB	10,368	96,312
*	SSAB AB, Class A	2,180	5,299
*	SSAB AB, Class A	41,934	100,730
*	SSAB AB, Class B, Share, Class B	12,326	28,425
*	SSAB AB, Class B	97,423	225,166
#*	Svenska Cellulosa AB SCA, Class A	2,239	24,010
*	Svenska Cellulosa AB SCA, Class B	54,248	575,393
*	Svenska Handelsbanken AB, Class A	63,316	577,906
#*	Svenska Handelsbanken AB, Class B	1,480	14,771
	Sweco AB, Class B	13,082	446,940

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Swedbank AB, Class A	46,150	$546,146
#*	Swedish Orphan Biovitrum AB	11,376	217,954
	Systemair AB	3,753	53,006
	Tele2 AB, Class B	38,860	501,089
	Telefonaktiebolaget LM Ericsson, Class B	35,061	299,532
	Telia Co. AB	281,819	979,874
	Thule Group AB	17,181	320,372
*	Trelleborg AB, Class B	34,419	438,289
	Troax Group AB	5,952	68,177
*	VBG Group AB, Class B	2,264	31,248
	Volvo AB, Class A	26,300	336,201
	Volvo AB, Class B	164,207	2,104,241
	Wallenstam AB, Class B	9,785	101,475
#	Wihlborgs Fastigheter AB	21,978	313,608

TOTAL SWEDEN			34,384,702

SWITZERLAND — (5.2%)
	ABB, Ltd.	60,836	1,154,805
	Adecco Group AG	32,662	1,429,312
*	Alcon, Inc.	20,689	1,092,586
*	Alcon, Inc.	16,120	850,765
	Allreal Holding AG	4,746	881,531
	ALSO Holding AG	1,645	338,418
*	ams AG	2,344	30,769
	APG SGA SA	313	57,409
#*	Arbonia AG	12,911	109,476
*	Aryzta AG	163,610	66,479
*	Ascom Holding AG	7,876	59,733
#*	Autoneum Holding AG	854	75,069
	Baloise Holding AG	12,924	1,933,656
	Banque Cantonale de Geneve	500	94,322
	Banque Cantonale Vaudoise	555	490,048
	Belimo Holding AG	87	579,211
*	Bell Food Group AG	632	161,403
	Bellevue Group AG	2,601	58,479
	Berner Kantonalbank AG	1,225	285,621
	BKW AG	2,693	218,445
#	Bobst Group SA	2,128	106,224
	Bossard Holding AG, Class A	2,664	332,261
	Bucher Industries AG	2,165	610,606
	Burckhardt Compression Holding AG	403	81,773
	Burkhalter Holding AG	843	54,576
	Calida Holding AG	1,402	43,111
#	Carlo Gavazzi Holding AG	117	21,868
	Cembra Money Bank AG	7,647	726,984
	Cicor Technologies, Ltd.	650	25,479
	Cie Financiere Richemont SA	20,399	1,157,305
	Cie Financiere Tradition SA	544	63,696
	Clariant AG	54,449	1,006,530
	Coltene Holding AG	1,138	76,017
	Conzzeta AG	328	281,111
	Credit Suisse Group AG	71,491	652,758
	Credit Suisse Group AG, Sponsored ADR	31,476	284,543
	Daetwyler Holding AG	1,147	196,574
	DKSH Holding AG	9,959	560,800
#	dormakaba Holding AG	602	300,423
*	Dottikon Es Holding AG	48	37,094
#	EFG International AG	26,058	161,801
	Emmi AG	600	551,132

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	EMS-Chemie Holding AG	737	$476,597
	Energiedienst Holding AG	346	11,003
*	Evolva Holding SA	22,215	5,073
	Feintool International Holding AG	721	35,328
	Fenix Outdoor International AG	573	45,815
*	Flughafen Zurich AG	4,044	500,108
	Forbo Holding AG	368	494,223
#*	GAM Holding AG	40,315	84,638
	Geberit AG	2,995	1,339,373
	Georg Fischer AG	1,075	802,271
	Givaudan SA	685	2,296,999
	Gurit Holding AG	111	158,295
	Helvetia Holding AG	9,744	888,219
*	Hiag Immobilien Holding AG	870	79,657
*	HOCHDORF Holding AG	269	17,822
	Huber & Suhner AG	4,158	265,527
*	Hypothekarbank Lenzburg AG	7	31,533
	Implenia AG	3,739	152,933
	Inficon Holding AG	453	306,209
	Interroll Holding AG	152	289,007
	Intershop Holding AG	192	98,566
	Investis Holding SA	698	59,137
	IWG P.L.C.	224,713	671,967
	Julius Baer Group, Ltd.	38,967	1,530,435
	Jungfraubahn Holding AG	867	118,582
	Kardex AG	3,375	487,432
#*	Komax Holding AG	807	117,053
#	Kudelski SA	5,386	18,998
	Kuehne + Nagel International AG	4,290	613,651
	LafargeHolcim, Ltd.	42,561	1,767,684
*	Lastminute.com NV	1,394	30,624
	LEM Holding SA	68	87,940
	Liechtensteinische Landesbank AG	3,082	175,661
	Logitech International SA	19,106	920,207
	Logitech International SA	9,093	439,010
	Luzerner Kantonalbank AG	797	323,513
*	MCH Group AG	114	1,606
*	Meier Tobler Group AG	721	9,063
	Metall Zug AG	47	88,850
*	Mikron Holding AG	1,918	9,539
	Mobilezone Holding AG	7,762	68,736
	Mobimo Holding AG	1,875	516,848
	OC Oerlikon Corp. AG	54,611	410,131
#	Orell Fuessli Holding AG	12	1,149
	Orior AG	1,160	96,357
	Partners Group Holding AG	1,398	1,101,680
	Phoenix Mecano AG	139	53,169
	Plazza AG, Class A	201	58,143
	PSP Swiss Property AG	7,711	895,767
	Rieter Holding AG	320	31,212
	Romande Energie Holding SA	35	38,013
#	Schaffner Holding AG	178	29,530
	Schindler Holding AG	2,515	540,839
#*	Schmolz + Bickenbach AG	119,472	22,420
	Schweiter Technologies AG	283	280,780
	SFS Group AG	4,476	354,192
	SGS SA	427	963,184
	Sika AG	10,331	1,708,842
	Sonova Holding AG	4,122	744,489

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	713	$307,871
	Straumann Holding AG	771	586,598
	Sulzer AG	4,076	288,293
	Sunrise Communications Group AG	12,635	1,012,083
	Swatch Group AG (The)	5,037	1,010,733
	Swatch Group AG (The)	9,270	360,393
	Swiss Life Holding AG	3,291	1,167,065
	Swiss Prime Site AG	13,617	1,296,427
#	Swiss Re AG	11,236	816,479
	Swisscom AG	4,413	2,292,959
	Swissquote Group Holding SA	2,546	165,340
#	Temenos AG	8,199	1,062,438
	Thurgauer Kantonalbank	103	11,038
	TX Group AG	707	47,037
#	u-blox Holding AG	1,941	135,956
	UBS Group AG	13,809	147,860
*	UBS Group AG	139,389	1,499,826
	Valiant Holding AG	3,154	304,658
#*	Valora Holding AG	987	177,293
	VAT Group AG	8,623	1,423,152
	Vaudoise Assurances Holding SA	240	116,934
	Vetropack Holding AG	64	188,434
	Vifor Pharma AG	7,995	1,199,442
*	Von Roll Holding AG	5,887	3,334
	Vontobel Holding AG	7,247	376,341
	VP Bank AG	866	114,508
	VZ Holding AG	2,505	174,874
#	Walliser Kantonalbank	10	1,112
	Warteck Invest AG	23	48,994
#	Ypsomed Holding AG	385	50,497
	Zehnder Group AG	2,871	112,505
	Zug Estates Holding AG, Class B	44	87,761
	Zuger Kantonalbank AG	23	150,004
	Zurich Insurance Group AG	7,458	2,364,591

TOTAL SWITZERLAND			60,168,662

UNITED KINGDOM — (12.5%)
	3i Group P.L.C.	88,970	874,029
	4imprint Group P.L.C.	3,249	76,496
	A.G. Barr P.L.C.	16,244	100,906
	AA P.L.C.	92,061	31,349
	Admiral Group P.L.C.	17,663	515,416
#*	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	82,578	476,201
	Air Partner P.L.C.	9,325	4,554
	Alliance Pharma P.L.C.	14,491	13,781
	Allied Minds P.L.C.	21,013	8,313
	Anglo American P.L.C.	138,117	2,456,418
	Anglo Pacific Group P.L.C.	44,965	89,777
	Anglo-Eastern Plantations P.L.C.	3,681	22,210
	Antofagasta P.L.C.	35,962	368,248
	Arrow Global Group P.L.C.	41,043	52,114
	Ascential P.L.C.	8,595	27,296
	Ashmore Group P.L.C.	65,852	313,971
	Ashtead Group P.L.C.	49,049	1,339,784
	Associated British Foods P.L.C.	19,900	472,413
	Auto Trader Group P.L.C.	164,268	945,609
	AVEVA Group P.L.C.	3,193	143,309
	Aviva P.L.C.	335,046	1,013,222

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Avon Rubber P.L.C.	5,568	$185,498
	B&M European Value Retail SA	144,685	605,065
	Balfour Beatty P.L.C.	91,434	297,590
	Bank of Georgia Group P.L.C.	7,070	88,739
	Barclays P.L.C., Sponsored ADR	132,905	703,067
	Barclays P.L.C.	152,565	203,720
	Barratt Developments P.L.C.	150,697	982,447
	Beazley P.L.C.	64,756	320,189
	Begbies Traynor Group P.L.C.	10,387	13,571
	Bellway P.L.C.	40,333	1,349,596
	Berkeley Group Holdings P.L.C.	32,290	1,695,001
	BHP Group P.L.C., ADR	75,901	2,538,129
	BHP Group P.L.C.	12,358	207,429
	Biffa P.L.C.	30,301	83,758
	Bloomsbury Publishing P.L.C.	9,816	25,446
	Bodycote P.L.C.	53,188	389,117
*	Boohoo Group P.L.C.	100,272	407,448
	BP P.L.C., Sponsored ADR	254,160	6,049,005
	BP P.L.C.	511,686	2,016,254
	Braemar Shipping Services P.L.C.	6,415	8,228
	Brewin Dolphin Holdings P.L.C.	48,153	165,913
	Britvic P.L.C.	49,636	456,885
	BT Group P.L.C.	1,415,004	2,062,398
	Bunzl P.L.C.	19,825	430,297
	Burberry Group P.L.C.	31,082	539,693
	Burford Capital, Ltd.	7,666	48,157
*	Cairn Energy P.L.C.	186,441	262,685
*	Capita P.L.C.	77,891	38,139
	Capital & Counties Properties P.L.C.	94,605	197,573
	Card Factory P.L.C.	111,232	58,615
	CareTech Holdings P.L.C.	11,897	62,913
#	Carnival P.L.C., ADR	4,479	62,348
	Centamin P.L.C.	286,277	554,282
	Centrica P.L.C.	1,303,199	651,803
	Chesnara P.L.C.	23,799	99,582
	Cineworld Group P.L.C.	152,705	125,896
*	Circassia Pharmaceuticals P.L.C.	29,532	10,391
	City of London Investment Group P.L.C.	7,175	27,752
	Clarkson P.L.C.	4,236	132,970
	Clipper Logistics P.L.C.	10,168	27,181
	Close Brothers Group P.L.C.	31,400	430,588
	CLS Holdings P.L.C.	26,474	68,620
	CMC Markets P.L.C.	13,684	34,533
	Coca-Cola HBC AG	13,883	351,777
	Compass Group P.L.C.	69,056	1,162,030
	Computacenter P.L.C.	24,302	444,153
*	Concentric AB	9,782	110,277
	Connect Group P.L.C.	8,102	1,987
	ConvaTec Group P.L.C.	179,946	480,622
	Costain Group P.L.C.	29,107	28,882
	Countryside Properties P.L.C.	70,684	360,120
*	Countrywide P.L.C.	835	710
	Cranswick P.L.C.	9,017	421,758
	Crest Nicholson Holdings P.L.C.	78,420	252,684
	Croda International P.L.C.	10,918	669,475
	CVS Group P.L.C.	2,449	28,175
	Daejan Holdings P.L.C.	1,142	115,644
	Daily Mail & General Trust P.L.C., Class A	17,486	155,284
	Dart Group P.L.C.	13,505	109,106

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DCC P.L.C.	4,000	$284,435
	De La Rue P.L.C.	21,557	18,130
*	Debenhams P.L.C.	140,138	0
	Dechra Pharmaceuticals P.L.C.	5,148	179,192
	Devro P.L.C.	60,589	121,208
	DFS Furniture P.L.C.	24,652	46,920
*	Dialog Semiconductor P.L.C.	17,913	562,555
	Dignity P.L.C.	9,279	28,337
	Diploma P.L.C.	23,659	512,801
	Direct Line Insurance Group P.L.C.	271,766	925,917
	DiscoverIE Group P.L.C.	5,122	32,053
	Dixons Carphone P.L.C.	240,122	233,424
	Domino’s Pizza Group P.L.C.	83,305	360,993
	Drax Group P.L.C.	100,175	262,619
	DS Smith P.L.C.	229,150	898,486
	Dunelm Group P.L.C.	21,181	244,721
	easyJet P.L.C.	37,457	283,726
	Electrocomponents P.L.C.	133,391	968,954
	Elementis P.L.C.	65,114	57,316
	EMIS Group P.L.C.	7,151	94,267
*	EnQuest P.L.C.	385,681	55,126
	Equiniti Group P.L.C.	63,280	136,427
	Euromoney Institutional Investor P.L.C.	15,368	159,698
	Evraz P.L.C.	44,279	146,732
	Experian P.L.C.	66,671	2,002,154
	FDM Group Holdings P.L.C.	10,384	97,848
	Ferguson P.L.C.	13,617	981,818
	Ferrexpo P.L.C.	122,170	206,880
	Fevertree Drinks P.L.C.	10,661	232,689
*	Firstgroup P.L.C.	399,229	336,175
	Forterra P.L.C.	60,604	183,639
*	Foxtons Group P.L.C.	38,161	20,426
*	Frasers Group P.L.C.	44,943	147,082
	Fresnillo P.L.C.	14,547	129,224
	G4S P.L.C.	472,272	648,326
	Galliford Try Holdings P.L.C.	31,809	60,214
	Games Workshop Group P.L.C.	6,452	488,317
	Gamma Communications P.L.C.	6,742	113,236
*	Gem Diamonds, Ltd.	29,324	14,068
	Genel Energy P.L.C.	24,692	36,251
	Glencore P.L.C.	657,917	1,232,567
	Go-Ahead Group P.L.C. (The)	18,670	315,074
	GoCo Group P.L.C.	52,665	55,113
	Grafton Group P.L.C.	30,844	246,117
	Grainger P.L.C.	90,933	305,509
	Greggs P.L.C.	45,157	1,038,664
	Gulf Keystone Petroleum, Ltd.	61,826	61,884
	Gym Group P.L.C. (The)	12,823	26,856
	H&T Group P.L.C.	3,000	11,725
	Halfords Group P.L.C.	61,248	83,530
	Halma P.L.C.	61,089	1,606,053
	Hargreaves Lansdown P.L.C.	22,581	408,591
	Hastings Group Holdings P.L.C.	59,373	136,047
	Hays P.L.C.	433,514	590,630
	Headlam Group P.L.C.	12,033	45,365
	Helical P.L.C.	31,554	143,331
	Henry Boot P.L.C.	3,282	9,729
	Highland Gold Mining, Ltd.	36,420	107,538
	Hill & Smith Holdings P.L.C.	20,123	291,724

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hilton Food Group P.L.C.	10,206	$143,775
	Hiscox, Ltd.	16,764	147,474
	Hochschild Mining P.L.C.	81,816	142,739
	Hollywood Bowl Group P.L.C.	17,863	36,787
	HomeServe P.L.C.	81,529	1,142,035
*	Horizon Discovery Group P.L.C.	7,750	10,090
	Hostelworld Group P.L.C.	2,529	2,437
	Howden Joinery Group P.L.C.	191,376	1,261,973
#	HSBC Holdings P.L.C., Sponsored ADR	166,687	4,288,856
	Hunting P.L.C.	33,325	76,394
	Huntsworth P.L.C.	26,579	35,983
	Hyve Group P.L.C.	124,953	35,883
	Ibstock P.L.C.	71,243	180,206
	IG Group Holdings P.L.C.	73,746	698,982
	IMI P.L.C.	92,056	957,208
	Inchcape P.L.C.	133,755	842,535
*	Indivior P.L.C.	294,858	183,164
	Informa P.L.C.	86,785	479,389
#	InterContinental Hotels Group P.L.C., ADR	6,252	284,833
	InterContinental Hotels Group P.L.C.	4,909	223,617
	Intermediate Capital Group P.L.C.	35,628	504,027
	International Consolidated Airlines Group SA	96,938	270,398
	International Personal Finance P.L.C.	63,650	44,858
	Intertek Group P.L.C.	12,670	756,136
	Investec P.L.C.	104,829	215,146
*	IP Group P.L.C.	151,319	105,408
	ITV P.L.C.	327,353	314,318
	J Sainsbury P.L.C.	327,809	815,849
	James Fisher & Sons P.L.C.	11,386	193,640
	James Halstead P.L.C.	1,678	10,543
	JD Sports Fashion P.L.C.	169,439	1,123,096
	John Laing Group P.L.C.	42,468	194,829
	John Menzies P.L.C.	25,276	40,237
	John Wood Group P.L.C.	152,980	387,358
	Johnson Matthey P.L.C.	32,315	809,667
	Jupiter Fund Management P.L.C.	88,403	243,018
*	Just Group P.L.C.	281,946	197,233
	Kainos Group P.L.C.	8,347	73,431
	KAZ Minerals P.L.C.	64,883	337,466
	Keller Group P.L.C.	17,172	132,663
*	Kier Group P.L.C.	23,677	24,786
	Kin & Carta P.L.C.	20,775	15,712
	Kingfisher P.L.C.	387,092	767,910
*	Lamprell P.L.C.	41,997	6,349
	Lancashire Holdings, Ltd.	35,949	276,577
	Legal & General Group P.L.C.	512,955	1,318,807
#*	Liberty Global P.L.C., Class A	3,806	73,912
*	Liberty Global P.L.C., Class C	9,330	170,832
	Liontrust Asset Management P.L.C.	6,423	86,615
	Lloyds Banking Group P.L.C.	3,680,410	1,489,123
	Lloyds Banking Group P.L.C., ADR	153,413	240,858
	London Stock Exchange Group P.L.C.	18,855	1,764,793
	Lookers P.L.C.	75,313	23,957
*	Low & Bonar P.L.C.	85,446	16,033
	LSL Property Services P.L.C.	15,412	31,317
	M&G P.L.C.	121,245	201,003
	Man Group P.L.C.	376,306	630,466
	Marks & Spencer Group P.L.C.	464,047	540,645
	Marshalls P.L.C.	69,132	553,688

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	McBride P.L.C.	51,771	$38,424
	McCarthy & Stone P.L.C.	77,447	68,954
	Mears Group P.L.C.	24,782	51,318
	Meggitt P.L.C.	92,288	323,161
	Melrose Industries P.L.C.	324,115	405,112
	Micro Focus International P.L.C., Sponsored ADR	27,103	160,721
	Micro Focus International P.L.C.	16,455	97,556
	Midwich Group P.L.C.	5,324	31,210
	Mitie Group P.L.C.	70,762	65,860
	MJ Gleeson P.L.C.	3,892	36,902
	Mondi P.L.C.	56,343	994,978
	Moneysupermarket.com Group P.L.C.	108,245	431,279
	Morgan Advanced Materials P.L.C.	106,612	294,091
	Morgan Sindall Group P.L.C.	10,265	165,403
	Morses Club P.L.C.	4,863	4,847
	Mortgage Advice Bureau Holdings, Ltd.	1,598	11,535
	Motorpoint group P.L.C.	7,562	18,493
	MP Evans Group P.L.C.	1,424	11,086
	N Brown Group P.L.C.	24,716	7,659
	NAHL Group P.L.C.	7,421	4,094
	National Express Group P.L.C.	140,758	484,367
	National Grid P.L.C.	6,526	76,478
#	National Grid P.L.C., Sponsored ADR	14,934	874,535
	Next P.L.C.	9,979	594,136
*	Ninety One P.L.C.	52,414	112,029
	Non-Standard Finance P.L.C.	28,954	4,750
	Norcros P.L.C.	17,708	35,657
	Numis Corp. P.L.C.	4,566	15,270
*	Ocado Group P.L.C.	16,623	335,746
	On the Beach Group P.L.C.	23,702	82,932
	OneSavings Bank P.L.C.	60,451	185,528
	Oxford Instruments P.L.C.	16,863	259,936
	Pagegroup P.L.C.	121,868	576,796
	Pan African Resources P.L.C.	79,559	13,321
	Paragon Banking Group P.L.C.	76,105	318,632
	PayPoint P.L.C.	11,734	97,761
	Pearson P.L.C.	100,456	579,294
	Pearson P.L.C., Sponsored ADR	38,817	227,468
*	Pendragon P.L.C.	410,508	41,727
	Pennon Group P.L.C.	72,742	1,001,646
	Persimmon P.L.C.	41,894	1,160,725
*	Petra Diamonds, Ltd.	178,681	4,856
	Petrofac, Ltd.	37,629	93,131
*	Petropavlovsk P.L.C.	595,412	191,264
	Pets at Home Group P.L.C.	139,344	446,151
	Pharos Energy P.L.C.	69,861	15,681
	Phoenix Group Holdings P.L.C.	110,361	837,455
	Photo-Me International P.L.C.	91,911	54,132
	Plus500, Ltd.	18,314	287,040
	Polar Capital Holdings P.L.C.	5,107	25,619
	Polypipe Group P.L.C.	50,707	318,086
	Porvair P.L.C.	3,597	30,869
*	Premier Foods P.L.C.	291,640	167,265
	Premier Miton Group P.L.C.	1,993	2,471
#*	Premier Oil P.L.C.	266,330	108,757
	Provident Financial P.L.C.	34,288	83,613
#	Prudential P.L.C., ADR	29,732	840,226
	PZ Cussons P.L.C.	40,997	96,552
	Quilter P.L.C.	279,465	432,207

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rathbone Brothers P.L.C.	5,636	$107,137
*	Raven Property Group, Ltd.	42,110	18,757
	Reach P.L.C.	80,674	79,929
	Redde Northgate P.L.C.	40,459	91,275
	Redrow P.L.C.	60,082	349,093
	RELX P.L.C., Sponsored ADR	40,597	919,920
	RELX P.L.C.	22,194	505,050
	Renewi P.L.C.	222,148	70,950
	Renishaw P.L.C.	6,512	288,218
*	Renold P.L.C.	9,728	933
	Rentokil Initial P.L.C.	294,780	1,753,827
	Rhi Magnesita NV	3,146	97,601
	Rhi Magnesita NV	3,276	100,628
	Ricardo P.L.C.	7,238	35,489
	Rightmove P.L.C.	147,870	924,548
	Rio Tinto P.L.C.	24,424	1,133,728
	Rio Tinto P.L.C., Sponsored ADR	63,797	2,946,783
	Robert Walters P.L.C.	10,939	58,093
*	Rockhopper Exploration P.L.C.	43,188	3,445
	Rolls-Royce Holdings P.L.C.	124,927	517,067
	Rotork P.L.C.	125,868	392,383
	Royal Bank of Scotland Group P.L.C.	218,512	304,849
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	98,252	278,053
	Royal Dutch Shell P.L.C., Class A	73,004	1,201,961
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	46,737	1,548,397
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	95,227	3,044,407
	Royal Dutch Shell P.L.C., Class B	101,339	1,622,302
	Royal Mail P.L.C.	203,642	424,971
	RPS Group P.L.C.	41,122	26,935
	RSA Insurance Group P.L.C.	111,172	503,838
	S&U P.L.C.	377	7,760
	Saga P.L.C.	204,926	41,989
	Sage Group P.L.C. (The)	49,050	394,484
*	San Leon Energy P.L.C.	19,595	6,356
	Savills P.L.C.	38,477	468,412
	Schroders P.L.C.	9,502	317,363
	Schroders P.L.C.	3,290	87,856
*	SDL P.L.C.	14,020	87,307
	Senior P.L.C.	97,428	79,561
	Severfield P.L.C.	44,779	38,900
	Severn Trent P.L.C.	23,750	712,679
	SIG P.L.C.	91,068	27,469
	Signature Aviation P.L.C.	111,516	273,874
	Smith & Nephew P.L.C., Sponsored ADR	1,231	48,834
	Smith & Nephew P.L.C.	31,617	618,716
	Smiths Group P.L.C.	29,902	465,586
	Softcat P.L.C.	23,174	329,063
	Spectris P.L.C.	15,328	516,871
	Speedy Hire P.L.C.	79,422	62,090
	Spirax-Sarco Engineering P.L.C.	7,791	852,642
	Spirent Communications P.L.C.	104,099	314,896
	SSE P.L.C.	79,688	1,249,936
	SSP Group P.L.C.	88,000	311,009
	St James’s Place P.L.C.	71,590	762,303
	St. Modwen Properties P.L.C.	55,303	256,283
	Stagecoach Group P.L.C.	178,513	167,378
	Standard Chartered P.L.C.	234,535	1,198,400
	Standard Life Aberdeen P.L.C.	192,993	534,524
	SThree P.L.C.	31,635	85,701

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Stobart Group, Ltd.	27,165	$21,180
*	Studio Retail Group P.L.C.	18,658	44,391
	STV Group P.L.C.	5,021	14,787
	Superdry P.L.C.	9,884	15,754
	Synthomer P.L.C.	30,517	108,772
	TalkTalk Telecom Group P.L.C.	84,632	87,889
	Tate & Lyle P.L.C.	84,668	758,656
	Taylor Wimpey P.L.C.	674,441	1,245,584
	Ted Baker P.L.C.	6,614	12,743
	Telecom Plus P.L.C.	10,516	175,299
	TEN Entertainment Group P.L.C.	3,146	6,268
	Tesco P.L.C.	565,925	1,673,902
#*	Thomas Cook Group P.L.C.	265,125	0
	Topps Tiles P.L.C.	62,658	28,326
	TP ICAP P.L.C.	114,246	487,741
	Travis Perkins P.L.C.	81,053	1,058,348
	TT Electronics P.L.C.	27,053	56,587
	TUI AG	17,393	70,655
	TUI AG	20,624	82,159
	Tullow Oil P.L.C.	516,616	167,693
	Tyman P.L.C.	17,179	36,401
	U & I Group P.L.C.	32,804	41,491
	UDG Healthcare P.L.C.	3,304	26,077
#	Unilever P.L.C., Sponsored ADR	34,715	1,800,667
	Unilever P.L.C.	3,266	168,173
	United Utilities Group P.L.C.	68,285	772,976
	Urban & Civic P.L.C.	34,896	99,946
	Vectura Group P.L.C.	170,435	182,089
	Vertu Motors P.L.C.	95,932	29,732
	Vesuvius P.L.C.	51,019	257,108
	Victrex P.L.C.	10,220	256,072
*	Virgin Money UK P.L.C.	296,084	282,348
	Vistry Group P.L.C.	58,442	593,511
	Vitec Group P.L.C. (The)	6,546	55,377
	Vodafone Group P.L.C.	1,582,603	2,232,536
	Vodafone Group P.L.C., Sponsored ADR	5,740	81,164
	Volex P.L.C.	8,917	15,068
	Volution Group P.L.C.	9,901	20,594
	Vp P.L.C.	2,866	24,508
	Watkin Jones P.L.C.	11,811	25,621
	Weir Group P.L.C (The)	9,122	109,014
	WH Smith P.L.C.	21,764	343,537
	Whitbread P.L.C.	13,937	522,815
	Wilmington P.L.C.	1,608	2,561
	Wincanton P.L.C.	21,985	64,174
*	Wizz Air Holdings P.L.C.	2,207	79,762
	Wm Morrison Supermarkets P.L.C.	403,379	927,035
	WPP P.L.C.	147,315	1,143,035
*	Xaar P.L.C.	5,723	3,043

TOTAL UNITED KINGDOM			144,280,876

UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	3,422	10,025
*	Escrow Gcb Penn VA	4,002	0
#*	Golden Star Resources, Ltd.	10,349	24,386
#	Ovintiv, Inc.	11,224	71,047
#	Ovintiv, Inc.	21,544	134,657
	Primo Water Corp. 74167P108	48,298	495,537
	Samsonite International SA	381,000	324,088

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
* Sundance Energy, Inc.	1,908	$6,012

TOTAL UNITED STATES		1,065,752

TOTAL COMMON STOCKS		1,085,629,978

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	6,387	299,590
Biotest AG	1,499	34,376
Draegerwerk AG & Co. KGaA	1,739	145,529
Fuchs Petrolub SE	12,036	466,703
Henkel AG & Co. KGaA	3,344	296,902
Jungheinrich AG	18,575	335,435
Porsche Automobil Holding SE	13,444	678,837
Sartorius AG	3,661	1,028,525
Sixt SE	2,328	108,131
STO SE & Co. KGaA	686	69,083
Volkswagen AG	21,506	2,992,155

TOTAL GERMANY		6,455,266

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	51,227	24,589
* Pan American Silver Corp. Rights 02/22/29	16,073	7,715
* Tervita Corp. Warrants 07/19/20	159	1

TOTAL CANADA		32,305

FRANCE — (0.0%)
* Metabolic Explorer SA Warrants 03/19/21	7,040	216

ISRAEL — (0.0%)
* Arko Holdings, Ltd. Rights 05/10/20	46	453

JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	12,300	0

NEW ZEALAND — (0.0%)
* Vista Group International, Ltd.	2,813	0

NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	3,276	1,701

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0

TOTAL RIGHTS/WARRANTS		34,675

TOTAL INVESTMENT SECURITIES (Cost $1,245,000,816)		1,092,119,919

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	5,522,007	63,895,149

TOTAL INVESTMENTS — (100.0%) (Cost $1,308,882,985)		$1,156,015,068

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$437,801	$63,101,841	—	$63,539,642
Austria	—	5,708,579	—	5,708,579
Belgium	546,063	10,323,703	—	10,869,766
Canada	112,150,560	377,695	—	112,528,255
China	—	722,330	—	722,330
Denmark	—	14,285,138	—	14,285,138
Finland	—	18,798,676	—	18,798,676
France	81,747	88,621,673	—	88,703,420
Germany	1,996,483	68,702,075	—	70,698,558
Hong Kong	—	29,418,321	—	29,418,321
Ireland	4,146,380	6,283,096	—	10,429,476
Israel	755,553	9,018,209	—	9,773,762
Italy	1,075,524	31,163,108	—	32,238,632
Japan	35,443	280,971,550	—	281,006,993
Netherlands	6,758,159	33,968,397	—	40,726,556
New Zealand	—	6,041,931	—	6,041,931
Norway	48,966	9,340,639	—	9,389,605
Portugal	—	3,198,324	—	3,198,324
Singapore	—	12,515,687	—	12,515,687
Spain	9,863	25,126,472	—	25,136,335
Sweden	91,479	34,293,223	—	34,384,702
Switzerland	3,315,965	56,852,697	—	60,168,662
United Kingdom	27,295,044	116,985,832	—	144,280,876
United States	741,664	324,088	—	1,065,752
Preferred Stocks
Germany	—	6,455,266	—	6,455,266
Rights/Warrants
Canada	—	32,305	—	32,305
France	—	216	—	216
Israel	—	453	—	453
Norway	—	1,701	—	1,701
Securities Lending Collateral	—	63,895,149	—	63,895,149

TOTAL	$159,486,694	$996,528,374	—	$1,156,015,068

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.4%)
BELGIUM — (0.0%)
*	Titan Cement International SA	2,095	$28,983

BRAZIL — (5.1%)
	AES Tiete Energia SA	140,293	374,087
	AES Tiete Energia SA	14,760	9,120
	Alliar Medicos A Frente SA	18,837	36,338
	Alupar Investimento SA	69,139	286,961
*	Anima Holding SA	15,000	62,837
	Arezzo Industria e Comercio SA	22,928	179,194
	Atacadao SA	94,533	347,682
#*	Azul SA, ADR	36,669	350,557
*	B2W Cia Digital	23,590	317,764
	B3 SA - Brasil Bolsa Balcao	199,631	1,410,438
	Banco Bradesco SA, ADR	515,152	1,813,336
	Banco Bradesco SA	238,981	771,715
	Banco BTG Pactual SA	27,039	210,329
	Banco do Brasil SA	110,874	581,090
	Banco Santander Brasil SA	147,109	730,419
	BB Seguridade Participacoes SA	177,922	868,686
	BR Malls Participacoes SA	302,137	557,836
	BR Properties SA	81,300	130,668
*	Brasil Brokers Participacoes SA	13,000	5,738
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,000	64,087
#	Braskem SA, Sponsored ADR	32,252	253,178
*	BRF SA	61,349	218,753
	Camil Alimentos SA	76,053	114,124
	CCR SA	421,661	957,633
	Centrais Eletricas Brasileiras SA	39,182	174,730
	Cia Brasileira de Distribuicao	71,196	866,989
	Cia de Locacao das Americas	131,121	320,213
	Cia de Saneamento Basico do Estado de Sao Paulo	85,936	633,391
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	115,413
	Cia de Saneamento de Minas Gerais-COPASA	22,620	199,665
	Cia de Saneamento do Parana	151,350	715,294
	Cia de Saneamento do Parana	20,100	18,999
	Cia Energetica de Minas Gerais	34,769	61,829
	Cia Hering	22,800	62,724
	Cia Paranaense de Energia	7,300	71,417
#	Cia Siderurgica Nacional SA, Sponsored ADR	356,608	570,573
	Cia Siderurgica Nacional SA	105,800	174,326
	Cielo SA	449,277	335,435
	Cogna Educacao	464,320	473,038
	Construtora Tenda SA	44,023	188,142
*	Cosan Logistica SA	81,811	231,086
	Cosan SA	39,797	441,595
	CSU Cardsystem SA	25,900	46,962
	CVC Brasil Operadora e Agencia de Viagens SA	72,129	183,045
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	69,589	203,601
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,100	65,237
	Direcional Engenharia SA	46,496	75,243
	Duratex SA	136,852	245,120
*	EcoRodovias Infraestrutura e Logistica SA	126,936	244,866
	EDP - Energias do Brasil SA	97,712	305,468
*	Embraer SA, Sponsored ADR	82,965	525,168
	Enauta Participacoes SA	18,400	30,893

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	86,055	$691,554
*	Eneva SA	55,128	364,756
	Engie Brasil Energia SA	61,411	441,788
	Equatorial Energia SA	369,375	1,245,084
*	Even Construtora e Incorporadora SA	60,400	74,863
	Ez Tec Empreendimentos e Participacoes SA	33,722	187,341
	Fleury SA	107,360	450,139
	Fras-Le SA	24,000	17,875
*	Gafisa SA	45,652	32,741
#	Gol Linhas Aereas Inteligentes SA, ADR	33,315	153,584
	Grendene SA	67,936	87,077
	Guararapes Confeccoes SA	74,536	174,761
	Hapvida Participacoes e Investimentos SA	15,262	147,178
*	Helbor Empreendimentos SA	199,681	68,300
	Iguatemi Empresa de Shopping Centers SA	18,700	113,206
	Industrias Romi SA	15,100	30,961
	Instituto Hermes Pardini SA	33,068	118,276
	International Meal Co. Alimentacao SA, Class A	37,300	22,293
	Iochpe-Maxion SA	83,900	196,099
	IRB Brasil Resseguros SA	158,456	297,803
	Itau Unibanco Holding SA	95,539	386,520
	JBS SA	433,335	1,899,760
	JHSF Participacoes SA	113,941	87,165
	JSL SA	28,300	97,839
	Kepler Weber SA	6,872	34,095
	Klabin SA	396,619	1,298,991
	Light SA	98,537	205,848
	Localiza Rent a Car SA	138,538	871,037
	LOG Commercial Properties e Participacoes SA	15,776	66,378
*	Log-in Logistica Intermodal SA	25,395	64,213
	Lojas Americanas SA	35,418	132,413
	Lojas Renner SA	236,125	1,666,974
	M Dias Branco SA	25,598	150,635
	Magazine Luiza SA	216,895	1,982,324
	Mahle-Metal Leve SA	22,637	73,224
	Marcopolo SA	67,500	34,756
*	Marfrig Global Foods SA	20,200	47,696
*	Marisa Lojas SA	55,309	66,824
*	Mills Estruturas e Servicos de Engenharia SA	79,911	69,067
*	Minerva SA	13,600	30,662
	Movida Participacoes SA	27,751	55,115
	MRV Engenharia e Participacoes SA	130,641	363,966
	Natura & Co. Holding SA	183,000	1,195,344
	Odontoprev SA	155,132	427,919
*	Omega Geracao SA	24,093	132,873
*	Paranapanema SA	6,366	12,958
*	Petro Rio SA	24,200	91,008
	Petrobras Distribuidora SA	135,331	486,036
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	176,992	1,180,537
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	205,156	1,417,628
	Petroleo Brasileiro SA BRPETRACNOR9	1,047,556	3,592,732
	Porto Seguro SA	47,191	393,034
	Portobello SA	45,000	23,419
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	14,118
	Qualicorp Consultoria e Corretora de Seguros SA	175,981	838,822
	Raia Drogasil SA	94,113	1,813,413
	Restoque Comercio e Confeccoes de Roupas SA	10,159	11,377
*	Rumo SA	224,526	817,110
	Santos Brasil Participacoes SA	114,000	85,533

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	8,500	$55,959
	Sao Martinho SA	120,631	423,703
	Ser Educacional SA	13,385	41,844
	SLC Agricola SA	30,400	134,169
	Smiles Fidelidade SA	36,500	95,850
*	Springs Global Participacoes SA	15,400	16,454
	Sul America SA	149,302	1,228,649
*	Suzano SA	181,354	1,314,324
#*	Suzano SA, Sponsored ADR	597	4,303
	T4F Entretenimento SA	18,700	6,431
*	Technos SA	51,055	11,642
*	Tecnisa SA	243,706	34,957
	Tegma Gestao Logistica SA	22,188	76,709
	Telefonica Brasil SA, ADR	27,663	232,369
*	Terra Santa Agro SA	1,900	3,945
	TIM Participacoes SA, ADR	13,731	159,554
	TIM Participacoes SA	246,832	579,190
	TOTVS SA	43,100	468,814
	Transmissora Alianca de Energia Eletrica SA	118,153	597,511
	Trisul SA	43,752	65,492
	Tupy SA	35,800	97,435
	Ultrapar Participacoes SA	97,988	261,282
#	Ultrapar Participacoes SA, Sponsored ADR	97,422	260,117
	Unipar Carbocloro SA	6,533	35,140
	Usinas Siderurgicas de Minas Gerais SA	41,700	40,643
	Vale SA, Sponsored ADR	317,514	2,619,494
	Vale SA	1,202,234	9,917,837
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	47,557
*	Via Varejo SA	150,184	253,533
*	Vulcabras Azaleia SA	46,309	35,937
	WEG SA	115,953	851,645
	Wiz Solucoes e Corretagem de Seguros SA	51,600	86,539
	YDUQS Participacoes SA	155,879	869,992

TOTAL BRAZIL			66,297,094

CANADA — (0.0%)
	Atlas Corp.	49,382	368,390

CHILE — (0.9%)
	AES Gener SA	1,260,761	185,769
	Aguas Andinas SA, Class A	1,077,965	361,517
#	Banco de Chile, ADR	15,877	284,997
	Banco de Credito e Inversiones SA	7,062	262,197
	Banco Santander Chile, ADR	33,740	567,507
	Besalco SA	223,587	99,266
	CAP SA	37,615	183,592
	Cencosud SA	393,236	475,708
	Cia Pesquera Camanchaca SA	88,516	5,301
*	Cia Sud Americana de Vapores SA	8,489,339	203,362
	Colbun SA	2,265,389	332,387
	Embotelladora Andina SA, ADR, Class B	12,656	175,631
*	Empresa Nacional de Telecomunicaciones SA	98,019	592,880
	Empresas CMPC SA	180,596	389,334
	Empresas COPEC SA	58,035	362,710
	Empresas Hites SA	72,367	12,396
*	Empresas La Polar SA	1,322,647	14,258
#	Enel Americas SA, ADR	255,312	2,065,470
	Enel Americas SA	2,676,676	439,220

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Enel Chile SA, ADR	184,928	$741,559
	Engie Energia Chile SA	231,838	286,070
	Falabella SA	122,660	334,968
	Forus SA	40,582	45,686
	Grupo Security SA	634,725	112,941
	Hortifrut SA	9,628	10,967
	Inversiones Aguas Metropolitanas SA	320,527	257,216
	Inversiones La Construccion SA	12,479	94,164
	Itau CorpBanca Chile SA	31,741,013	89,836
	Itau CorpBanca Chile SA, ADR	4,431	18,920
#	Latam Airlines Group SA, Sponsored ADR	85,028	323,106
	Latam Airlines Group SA	5,358	20,247
*	Masisa SA	1,158,148	22,805
	Molibdenos y Metales SA	3,068	20,512
	Multiexport Foods SA	465,609	127,709
	Parque Arauco SA	269,480	452,232
	PAZ Corp. SA	103,525	67,330
	Plaza SA	36,124	52,007
	Ripley Corp. SA	438,035	136,410
	Salfacorp SA	206,280	88,946
	Sigdo Koppers SA	166,984	160,004
	SMU SA	378,669	63,497
	Sociedad Matriz SAAM SA	2,984,574	175,521
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	22,517	513,388
	Socovesa SA	166,772	39,151
	SONDA SA	242,411	146,620

TOTAL CHILE			11,415,314

CHINA — (29.4%)
*	21Vianet Group, Inc., ADR	17,845	267,140
	361 Degrees International, Ltd.	365,000	55,379
*	3SBio, Inc.	501,500	508,429
*	51job, Inc., ADR	8,245	494,205
*	58.com, Inc., ADR	22,578	1,172,927
#	AAC Technologies Holdings, Inc.	311,000	1,470,903
	AAG Energy Holdings, Ltd.	183,860	28,520
	Agile Group Holdings, Ltd.	760,749	855,666
	Agricultural Bank of China, Ltd., Class H	6,482,000	2,696,394
	Aier Eye Hospital Group Co., Ltd., Class A	3,369	20,882
	Air China, Ltd., Class H	578,000	412,129
	Ajisen China Holdings, Ltd.	284,000	63,214
	AKM Industrial Co., Ltd.	70,000	8,675
*	Alibaba Group Holding, Ltd., Sponsored ADR	163,581	33,152,961
*	Alibaba Health Information Technology, Ltd.	274,000	655,410
*	Aluminum Corp. of China, Ltd., ADR	4,838	25,593
*	Aluminum Corp. of China, Ltd., Class H	950,000	199,943
	AMVIG Holdings, Ltd.	138,000	26,379
	Angang Steel Co., Ltd., Class H	771,200	207,900
	Anhui Conch Cement Co., Ltd., Class H	485,500	3,828,351
	Anhui Expressway Co., Ltd., Class H	148,000	76,279
#	ANTA Sports Products, Ltd.	208,000	1,771,334
#	Anton Oilfield Services Group	1,034,000	64,520
*	Aowei Holdings, Ltd.	78,000	12,358
	APT Satellite Holdings, Ltd.	146,000	46,442
	Asia Cement China Holdings Corp.	279,500	323,555
*	Asia Television Holdings, Ltd.	476,000	2,525
	Ausnutria Dairy Corp., Ltd.	211,000	389,134
	AVIC International Holding HK, Ltd.	1,469,171	19,121
	BAIC Motor Corp., Ltd., Class H	936,000	409,491

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc., Sponsored ADR	24,039	$2,426,256
	Bank of China, Ltd., Class H	12,123,356	4,615,395
	Bank of Chongqing Co., Ltd., Class H	211,000	113,034
	Bank of Communications Co., Ltd., Class H	1,368,580	867,277
	Bank of Tianjin Co., Ltd., Class H	45,000	18,682
	Bank of Zhengzhou Co., Ltd., Class H	71,000	19,674
*	Baoye Group Co., Ltd., Class H	98,000	58,567
#*	Baozun, Inc., Sponsored ADR	17,140	545,738
	BBI Life Sciences Corp.	93,000	41,018
	BBMG Corp., Class H	1,120,282	283,227
	Beijing Capital International Airport Co., Ltd., Class H	948,000	635,179
	Beijing Capital Land, Ltd., Class H	868,000	194,565
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	22,166
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	17,662
	Beijing Enterprises Water Group, Ltd.	1,784,000	692,284
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	46,746
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	82,778
	Beijing North Star Co., Ltd., Class H	592,000	143,798
*	Beijing Properties Holdings, Ltd.	636,000	9,454
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	34,160
	Best Pacific International Holdings, Ltd.	134,000	19,916
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	6,604
*	Bitauto Holdings, Ltd., ADR	14,158	172,161
	Bosideng International Holdings, Ltd.	1,274,000	345,401
	Boyaa Interactive International, Ltd.	202,000	18,454
#	Brilliance China Automotive Holdings, Ltd.	1,476,000	1,365,651
#	BYD Co., Ltd., Class H	204,000	1,268,646
#	BYD Electronic International Co., Ltd.	340,500	784,078
	C C Land Holdings, Ltd.	726,187	168,618
	CA Cultural Technology Group, Ltd.	208,000	76,836
	Cabbeen Fashion, Ltd.	64,000	9,366
	Canvest Environmental Protection Group Co., Ltd.	148,000	65,042
*	Capital Environment Holdings, Ltd.	1,962,000	28,583
#*	CAR, Inc.	401,000	116,691
	Carrianna Group Holdings Co., Ltd.	248,000	17,501
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,699
	Central China Real Estate, Ltd.	432,194	220,300
#	Central China Securities Co., Ltd., Class H	387,000	60,856
*	Century Sunshine Group Holdings, Ltd.	680,000	14,370
	CGN New Energy Holdings Co., Ltd.	766,000	158,636
	CGN Power Co., Ltd., Class H	2,116,000	532,278
	Changshouhua Food Co., Ltd.	110,000	35,511
	Chaowei Power Holdings, Ltd.	282,000	80,797
	Cheetah Mobile, Inc., ADR	18,932	38,811
	China Aerospace International Holdings, Ltd.	784,000	41,245
	China Aircraft Leasing Group Holdings, Ltd.	136,500	125,844
	China Aoyuan Group, Ltd.	642,000	754,305
*	China Beidahuang Industry Group Holdings, Ltd.	528,000	3,848
	China BlueChemical, Ltd., Class H	973,143	145,249
*	China Chengtong Development Group, Ltd.	1,142,000	25,194
	China Cinda Asset Management Co., Ltd., Class H	2,483,000	481,248
	China CITIC Bank Corp., Ltd., Class H	2,024,000	988,793
	China Coal Energy Co., Ltd., Class H	564,000	150,891
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,864
	China Communications Construction Co., Ltd., Class H	1,003,000	674,161
	China Communications Services Corp., Ltd., Class H	1,044,800	744,746
	China Conch Venture Holdings, Ltd.	380,000	1,816,922
	China Construction Bank Corp., Class H	20,333,990	16,321,344

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	$53,768
#*	China Dili Group	828,585	184,921
	China Distance Education Holdings, Ltd., ADR	15,985	124,044
	China Dongxiang Group Co., Ltd.	1,381,000	115,120
#*	China Dynamics Holdings, Ltd.	980,000	6,058
#*	China Eastern Airlines Corp., Ltd., ADR	4,656	91,816
*	China Eastern Airlines Corp., Ltd., Class H	508,000	206,456
	China Electronics Huada Technology Co., Ltd.	270,000	20,140
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	24,976
	China Energy Engineering Corp., Ltd., Class H	676,000	68,406
	China Everbright Bank Co., Ltd., Class H	879,000	373,006
#	China Everbright Greentech Ltd.	302,000	124,819
	China Everbright International, Ltd.	1,357,592	785,088
	China Everbright, Ltd.	498,000	761,329
#	China Evergrande Group	701,000	1,246,194
	China Financial Services Holdings, Ltd.	182,000	5,477
	China Foods, Ltd.	436,000	143,674
	China Galaxy Securities Co., Ltd., Class H	813,000	412,843
	China Gas Holdings, Ltd.	557,400	2,028,232
	China Glass Holdings, Ltd.	200,000	8,996
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	14,835
	China Hanking Holdings, Ltd.	191,000	43,585
	China Harmony New Energy Auto Holding, Ltd.	382,000	197,337
*	China High Precision Automation Group, Ltd.	73,000	2,154
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	93,789
	China Hongqiao Group, Ltd.	734,500	362,073
	China Huarong Asset Management Co., Ltd., Class H	2,909,000	324,222
*	China Huiyuan Juice Group, Ltd.	159,000	14,383
#	China International Capital Corp., Ltd., Class H	306,400	470,540
	China International Marine Containers Group Co., Ltd., Class H	225,600	199,739
	China Jinmao Holdings Group, Ltd.	1,229,120	865,376
	China Lesso Group Holdings, Ltd.	563,000	806,762
	China Life Insurance Co., Ltd., ADR	32,164	338,687
	China Life Insurance Co., Ltd., Class H	698,000	1,488,624
	China Lilang, Ltd.	206,000	126,230
*	China Logistics Property Holdings Co., Ltd.	279,000	104,851
*	China Longevity Group Co., Ltd.	30,000	995
	China Longyuan Power Group Corp., Ltd., Class H	1,122,000	560,808
#*	China Lumena New Materials Corp.	23,400	0
	China Machinery Engineering Corp., Class H	491,000	134,717
	China Maple Leaf Educational Systems, Ltd.	570,000	167,569
	China Medical System Holdings, Ltd.	718,000	845,208
	China Meidong Auto Holdings, Ltd.	188,000	338,289
	China Mengniu Dairy Co., Ltd.	737,000	2,609,797
	China Merchants Bank Co., Ltd., Class H	1,123,598	5,317,212
	China Merchants Land, Ltd.	652,000	108,265
	China Merchants Port Holdings Co., Ltd.	661,731	851,690
	China Merchants Securities Co., Ltd., Class H	61,800	67,819
*	China Metal Recycling Holdings, Ltd.	130,581	0
	China Minsheng Banking Corp., Ltd., Class H	1,603,020	1,194,090
	China Mobile, Ltd.	578,500	4,650,594
	China Mobile, Ltd., Sponsored ADR	315,413	12,607,058
*	China Modern Dairy Holdings, Ltd.	1,337,000	142,849
	China Molybdenum Co., Ltd., Class H	882,000	266,100
	China National Building Material Co., Ltd., Class H	1,876,000	2,343,397
	China New Town Development Co., Ltd.	416,254	6,719
#*	China Oceanwide Holdings, Ltd.	728,000	22,909
	China Oil & Gas Group, Ltd.	2,350,000	73,879
	China Oilfield Services, Ltd., Class H	700,000	545,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Oriental Group Co., Ltd.	678,000	$204,903
	China Overseas Grand Oceans Group, Ltd.	965,250	604,539
	China Overseas Land & Investment, Ltd.	1,510,000	5,577,858
	China Overseas Property Holdings, Ltd.	577,000	637,920
	China Pacific Insurance Group Co., Ltd., Class H	806,200	2,667,256
	China Pioneer Pharma Holdings, Ltd.	119,000	19,408
	China Power International Development, Ltd.	1,625,999	331,160
*	China Properties Group, Ltd.	128,000	9,425
	China Railway Construction Corp., Ltd., Class H	537,000	589,630
	China Railway Group, Ltd., Class H	1,016,000	607,494
*	China Railway Signal & Communication Corp., Ltd., Class H	503,000	248,602
*	China Rare Earth Holdings, Ltd.	1,065,200	39,753
	China Reinsurance Group Corp., Class H	1,542,000	180,686
	China Resources Cement Holdings, Ltd.	1,186,000	1,613,795
	China Resources Land, Ltd.	846,222	3,496,761
	China Resources Power Holdings Co., Ltd.	521,903	618,165
	China Sanjiang Fine Chemicals Co., Ltd.	397,000	88,702
	China SCE Group Holdings, Ltd.	1,190,600	522,115
#*	China Shanshui Cement Group, Ltd.	381,000	108,149
#*	China Shengmu Organic Milk, Ltd.	1,109,000	31,269
	China Shenhua Energy Co., Ltd., Class H	1,267,384	2,245,282
	China Shineway Pharmaceutical Group, Ltd.	131,000	97,090
*	China Silver Group, Ltd.	428,000	32,386
	China South City Holdings, Ltd.	3,086,000	296,256
	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	137,881
#	China Southern Airlines Co., Ltd., Class H	570,000	285,018
	China State Construction Engineering Corp., Ltd., Class A	33,700	24,770
	China State Construction International Holdings, Ltd.	759,408	588,774
	China Sunshine Paper Holdings Co., Ltd.	178,000	22,676
	China Suntien Green Energy Corp., Ltd., Class H	647,000	150,686
	China Taiping Insurance Holdings Co., Ltd.	636,012	1,072,315
	China Telecom Corp., Ltd., ADR	24,375	819,000
	China Telecom Corp., Ltd., Class H	302,000	104,311
	China Tian Lun Gas Holdings, Ltd.	105,500	82,689
#*	China Tianrui Group Cement Co., Ltd.	59,000	64,914
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,068,000	468,759
	China Travel International Investment Hong Kong, Ltd.	1,172,000	164,098
	China Unicom Hong Kong, Ltd.	1,424,000	920,947
	China Unicom Hong Kong, Ltd., ADR	100,876	646,615
	China United Network Communications, Ltd., Class A	382,000	280,166
	China Vanke Co., Ltd., Class H	517,900	1,740,522
#	China Vast Industrial Urban Development Co., Ltd.	185,000	72,636
	China Water Affairs Group, Ltd.	296,000	224,993
#*	China Water Industry Group, Ltd.	236,000	8,212
	China Wood Optimization Holding, Ltd.	100,000	23,719
	China XLX Fertiliser, Ltd.	238,000	58,911
	China Yangtze Power Co., Ltd., Class A	94,100	231,793
	China Yuhua Education Corp., Ltd.	488,000	490,809
*	China Yurun Food Group, Ltd.	301,000	23,331
#	China ZhengTong Auto Services Holdings, Ltd.	700,000	108,563
	China Zhongwang Holdings, Ltd.	944,318	226,988
#	Chinasoft International, Ltd.	770,000	404,081
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	35,367
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	502,128
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	92,000	1,985
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	16,592
	CIFI Holdings Group Co., Ltd.	965,465	737,555
#	CIMC Enric Holdings, Ltd.	316,000	146,983
*	CIMC-TianDa Holdings Co., Ltd.	1,390,000	27,077

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Dameng Holdings, Ltd.	235,000	$6,503
	CITIC Resources Holdings, Ltd.	1,424,000	47,905
	CITIC Securities Co., Ltd., Class H	299,000	572,731
	CITIC, Ltd.	1,808,433	1,878,244
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	110,459
	Clear Media, Ltd.	84,000	76,850
	CNOOC, Ltd.	5,198,000	5,747,021
	CNOOC, Ltd., Sponsored ADR	14,155	1,590,597
*	Cogobuy Group	185,000	19,554
#	Colour Life Services Group Co., Ltd.	180,000	85,253
	Concord New Energy Group, Ltd.	3,084,648	125,359
	Consun Pharmaceutical Group, Ltd.	217,000	110,941
	COSCO SHIPPING Development Co., Ltd., Class H	1,098,000	113,513
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	674,000	441,237
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	913,000	263,782
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	74,819
	COSCO SHIPPING Ports, Ltd.	752,560	400,928
#	Cosmo Lady China Holdings Co., Ltd.	331,000	42,162
#	Country Garden Holdings Co., Ltd.	2,499,744	3,238,107
	Country Garden Services Holdings Co., Ltd.	310,287	1,433,579
#	CP Pokphand Co., Ltd.	2,448,000	211,429
	CPMC Holdings, Ltd.	259,000	92,247
	CRCC High-Tech Equipment Corp., Ltd., Class H	162,500	25,388
	CRRC Corp., Ltd., Class H	668,000	353,611
	CSC Financial Co., Ltd., Class H	123,500	113,200
	CSPC Pharmaceutical Group, Ltd.	942,000	1,864,892
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	26,498
*	CT Environmental Group, Ltd.	882,000	7,259
#*	CWT International, Ltd.	960,000	3,071
*	Cybernaut International Holdings Co., Ltd.	1,200,000	20,617
	Dali Foods Group Co., Ltd.	942,000	581,952
	Daqin Railway Co., Ltd., Class A	59,900	60,773
#	Datang International Power Generation Co., Ltd., Class H	882,000	127,596
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	57,520
*	DBA Telecommunication Asia Holdings, Ltd.	112,000	5,499
#*	Differ Group Holding Co., Ltd.	886,000	55,599
	Digital China Holdings, Ltd.	323,250	172,497
#	Dongfang Electric Corp., Ltd., Class H	174,400	93,301
#	Dongfeng Motor Group Co., Ltd., Class H	740,000	490,814
#	Dongjiang Environmental Co., Ltd., Class H	80,800	61,283
	Dongyue Group, Ltd.	700,000	310,090
	E-Commodities Holdings, Ltd.	864,000	23,331
	EEKA Fashion Holdings, Ltd.	91,000	84,652
	Embry Holdings, Ltd.	14,000	2,100
	ENN Energy Holdings, Ltd.	213,600	2,407,798
#	Essex Bio-technology, Ltd.	144,000	90,051
	EVA Precision Industrial Holdings, Ltd.	184,000	11,637
	Everbright Securities Co., Ltd., Class H	67,400	41,602
*	Fang Holdings, Ltd., ADR	19,343	20,117
	Fanhua, Inc., ADR	10,682	202,210
	Fantasia Holdings Group Co., Ltd.	814,500	157,106
*	First Tractor Co., Ltd., Class H	84,000	18,401
#	Flat Glass Group Co., Ltd., Class H	130,000	80,876
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	8,095	139,753
	Fu Shou Yuan International Group, Ltd.	457,000	413,265
	Fufeng Group, Ltd.	835,400	286,322
#*	Fullshare Holdings, Ltd.	4,617,482	68,485
#	Fuyao Glass Industry Group Co., Ltd., Class H	212,000	462,521
*	GCL New Energy Holdings, Ltd.	1,132,000	15,946

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	GCL-Poly Energy Holdings, Ltd.	6,327,000	$180,066
#*	GDS Holdings, Ltd., ADR	6,918	396,540
	Geely Automobile Holdings, Ltd.	1,839,000	2,860,604
	Gemdale Properties & Investment Corp., Ltd.	2,420,000	385,611
	Genertec Universal Medical Group Co., Ltd.	520,500	316,516
	GF Securities Co., Ltd., Class H	252,600	274,101
*	Glorious Property Holdings, Ltd.	1,043,000	20,282
	Golden Eagle Retail Group, Ltd.	207,000	198,360
	Golden Throat Holdings Group Co., Ltd.	20,500	3,996
	Goldlion Holdings, Ltd.	159,152	39,643
	Goldpac Group, Ltd.	138,000	27,497
#*	GOME Retail Holdings, Ltd.	5,067,940	588,360
*	Grand Baoxin Auto Group, Ltd.	406,323	48,331
	Great Wall Motor Co., Ltd., Class H	605,500	404,811
	Greatview Aseptic Packaging Co., Ltd.	347,000	127,879
	Gree Electric Appliances, Inc., Class A	42,900	328,210
	Greenland Hong Kong Holdings, Ltd.	445,000	165,807
	Greentown China Holdings, Ltd.	389,000	420,377
	Greentown Service Group Co., Ltd.	328,000	431,654
	Guangdong Investment, Ltd.	568,000	1,180,569
*	Guangdong Land Holdings, Ltd.	142,000	16,164
	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	19,874
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	34,353
	Guangshen Railway Co., Ltd., Class H	416,000	88,020
#	Guangzhou Automobile Group Co., Ltd., Class H	452,836	406,333
	Guangzhou R&F Properties Co., Ltd., Class H	677,200	859,967
	Guolian Securities Co., Ltd., Class H	71,500	22,996
	Guorui Properties, Ltd.	529,000	87,210
	Guotai Junan Securities Co., Ltd., Class H	94,800	134,933
*	Haichang Ocean Park Holdings, Ltd.	643,000	51,038
	Haier Electronics Group Co., Ltd.	526,000	1,448,652
	Haier Smart Home Co., Ltd., Class A	20,700	44,679
*	Hailiang Education Group, Inc., ADR	2,865	136,403
*	Hainan Meilan International Airport Co., Ltd., Class H	54,000	55,460
	Haitian International Holdings, Ltd.	243,000	429,951
	Haitong Securities Co., Ltd., Class H	540,800	489,597
*	Harbin Bank Co., Ltd., Class H	312,000	52,964
#*	HC Group, Inc.	262,500	44,226
	Health and Happiness H&H International Holdings, Ltd.	101,000	386,252
	Henan Shuanghui Investment & Development Co., Ltd., Class A	5,959	33,883
	Henderson Investment, Ltd.	386,000	21,905
	Hengan International Group Co., Ltd.	296,500	2,636,758
	Hengdeli Holdings, Ltd.	911,200	36,407
*	Hi Sun Technology China, Ltd.	1,029,000	116,367
	Hilong Holding, Ltd.	346,000	16,977
	Hisense Home Appliances Group Co., Ltd., Class H	132,000	127,683
	HKC Holdings, Ltd.	72,723	55,299
*	Honghua Group, Ltd.	1,396,000	42,888
	Honworld Group, Ltd.	72,000	21,495
	Hopefluent Group Holdings, Ltd.	126,000	26,109
	Hopson Development Holdings, Ltd.	357,000	399,855
*	Hua Han Health Industry Holdings, Ltd.	1,184,000	60,708
#	Hua Hong Semiconductor, Ltd.	197,000	380,726
	Huadian Fuxin Energy Corp., Ltd., Class H	782,000	139,001
#	Huadian Power International Corp., Ltd., Class H	600,000	208,728
	Huaneng Power International, Inc., Sponsored ADR	6,108	91,192
	Huaneng Power International, Inc., Class H	780,000	293,236
	Huatai Securities Co., Ltd., Class H	234,400	388,724
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	20,880

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huazhu Group, Ltd., ADR	33,456	$1,204,751
	Huishang Bank Corp., Ltd., Class H	123,900	44,341
	IMAX China Holding, Inc.	65,500	99,265
	Industrial & Commercial Bank of China, Ltd., Class H	13,966,017	9,364,342
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	51,200	209,932
	Inner Mongolia Yitai Coal Co., Ltd., Class H	18,900	12,560
*	JD.com, Inc., ADR	54,524	2,349,984
*	Jiangnan Group, Ltd.	1,488,000	57,870
	Jiangsu Expressway Co., Ltd., Class H	332,000	396,297
	Jiangxi Copper Co., Ltd., Class H	318,000	309,370
	Jiayuan International Group, Ltd.	407,910	170,033
#	Jinchuan Group International Resources Co., Ltd.	1,549,000	109,124
	Jingrui Holdings, Ltd.	221,000	64,989
#*	JinkoSolar Holding Co., Ltd., ADR	18,951	299,805
#	JNBY Design, Ltd.	87,000	83,831
	Joy City Property, Ltd.	1,704,000	136,623
*	JOYY, Inc., ADR	9,670	589,483
	Ju Teng International Holdings, Ltd.	316,000	80,614
	Jutal Offshore Oil Services, Ltd.	202,000	12,277
	K Wah International Holdings, Ltd.	225,892	103,510
*	Kai Yuan Holdings, Ltd.	1,320,000	7,756
	Kaisa Group Holdings, Ltd.	1,512,000	578,519
#*	Kangda International Environmental Co., Ltd.	250,000	25,920
#*	Kasen International Holdings, Ltd.	393,000	63,164
	Kingboard Holdings, Ltd.	323,400	788,953
	Kingboard Laminates Holdings, Ltd.	542,973	525,487
	Kingdee International Software Group Co., Ltd.	145,000	207,375
*	Kingsoft Corp., Ltd.	29,000	99,592
	Kunlun Energy Co., Ltd.	1,818,000	1,184,418
	KWG Group Holdings, Ltd.	793,830	1,174,308
	Lai Fung Holdings, Ltd.	32,129	35,471
	Lee & Man Chemical Co., Ltd.	86,000	35,318
	Lee & Man Paper Manufacturing, Ltd.	734,000	450,918
	Lee’s Pharmaceutical Holdings, Ltd.	124,500	61,035
#	Legend Holdings Corp., Class H	210,300	246,100
	Lenovo Group, Ltd.	3,504,000	1,892,850
	Leoch International Technology, Ltd.	148,000	9,454
*	LexinFintech Holdings, Ltd., ADR	24,725	208,432
	Li Ning Co., Ltd.	420,500	1,327,718
#*	Lifestyle China Group, Ltd.	222,000	51,332
*	Lifetech Scientific Corp.	738,000	162,635
*	Link Motion, Inc., Sponsored ADR	24,777	716
	Livzon Pharmaceutical Group, Inc., Class H	59,371	264,587
	Logan Property Holdings Co., Ltd.	656,000	1,034,108
	Longfor Group Holdings, Ltd.	552,000	2,806,385
	Lonking Holdings, Ltd.	1,137,000	385,236
	Luxshare Precision Industry Co., Ltd., Class A	29,400	193,862
#	Luye Pharma Group, Ltd.	602,000	292,317
	LVGEM China Real Estate Investment Co., Ltd.	398,000	115,013
	Maoye International Holdings, Ltd.	383,000	17,681
	Min Xin Holdings, Ltd.	66,000	23,465
*	Mingfa Group International Co., Ltd.	374,000	2,716
	Minmetals Land, Ltd.	687,644	90,242
	Minth Group, Ltd.	386,000	928,185
#*	MMG, Ltd.	1,398,000	241,931
	MOBI Development Co., Ltd.	217,000	22,540
	Modern Land China Co., Ltd.	436,000	59,709
	Momo, Inc., Sponsored ADR	58,310	1,404,105
	MUYUAN FOODSTUFF CO LTD, Class A	10,200	182,585

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Nan Hai Corp., Ltd.	4,000,000	$34,055
*	Nature Home Holding Co., Ltd.	168,000	25,935
	NetDragon Websoft Holdings, Ltd.	107,000	295,909
	NetEase, Inc., ADR	13,285	4,582,794
	New China Life Insurance Co., Ltd., Class H	187,200	648,594
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	22,297	2,846,435
*	New World Department Store China, Ltd.	209,000	40,099
#	Nexteer Automotive Group, Ltd.	510,000	262,106
#	Nine Dragons Paper Holdings, Ltd.	906,000	866,790
#*	Noah Holdings, Ltd., ADR	5,159	143,214
#	NVC International Holdings, Ltd.	1,151,000	24,822
	O-Net Technologies Group, Ltd.	141,000	87,590
	Orient Securities Co., Ltd., Class H	178,800	91,858
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	24,894
#*	Ozner Water International Holding, Ltd.	240,000	8,104
#	Pacific Online, Ltd.	173,000	28,252
#*	Panda Green Energy Group, Ltd.	1,888,000	39,346
*	Parkson Retail Group, Ltd.	380,000	18,833
	PAX Global Technology, Ltd.	414,000	176,499
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	415,647
#	Phoenix Media Investment Holdings, Ltd.	466,000	23,997
	Phoenix New Media, Ltd., ADR	12,224	17,480
	PICC Property & Casualty Co., Ltd., Class H	1,289,582	1,234,060
*	Pinduoduo, Inc., ADR	5,532	262,438
	Ping An Insurance Group Co. of China, Ltd., Class H	1,598,000	16,261,661
	Poly Culture Group Corp., Ltd., Class H	41,600	20,274
	Poly Developments and Holdings Group Co., Ltd., Class A	23,300	52,891
	Poly Property Group Co., Ltd.	1,180,111	413,045
	Postal Savings Bank of China Co., Ltd., Class H	1,732,000	1,034,961
	Pou Sheng International Holdings, Ltd.	966,687	197,476
	Powerlong Real Estate Holdings, Ltd.	777,000	474,565
#*	PW Medtech Group, Ltd.	223,000	35,074
#*	Q Technology Group Co., Ltd.	159,000	190,241
	Qingdao Port International Co., Ltd., Class H	179,000	96,322
	Qingling Motors Co., Ltd., Class H	316,000	66,601
#	Qinhuangdao Port Co., Ltd., Class H	127,500	21,186
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	7,628
*	Qunxing Paper Holdings Co.	124,416	0
	Red Star Macalline Group Corp., Ltd., Class H	116,007	73,677
	Redco Properties Group Ltd.	498,000	233,558
	Road King Infrastructure, Ltd.	91,000	140,651
	Ronshine China Holdings, Ltd.	341,500	357,478
	Sany Heavy Equipment International Holdings Co., Ltd.	325,000	174,576
#	Seazen Group, Ltd.	1,036,000	1,006,732
#*	Semiconductor Manufacturing International Corp.	622,900	1,169,147
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	60,605
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	716,000	1,087,707
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	35,801
	Shanghai Electric Group Co., Ltd., Class H	726,000	223,134
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	72,368
	Shanghai Industrial Holdings, Ltd.	262,000	445,735
	Shanghai Industrial Urban Development Group, Ltd.	1,688,000	166,385
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	118,747
	Shanghai Pudong Development Bank Co., Ltd., Class A	55,900	83,691
*	Shanghai Zendai Property, Ltd.	2,775,000	12,294
	Shengjing Bank Co., Ltd., Class H	128,000	116,980
	Shenguan Holdings Group, Ltd.	550,000	23,016
	Shenzhen Expressway Co., Ltd., Class H	268,000	307,275
	Shenzhen International Holdings, Ltd.	497,450	961,426

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment, Ltd.	1,666,668	$547,147
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,700	275,875
	Shenzhou International Group Holdings, Ltd.	165,500	1,910,140
	Shimao Property Holdings, Ltd.	484,356	1,968,846
	Shougang Fushan Resources Group, Ltd.	1,194,000	238,146
	Shui On Land, Ltd.	1,896,521	335,995
	Sichuan Expressway Co., Ltd., Class H	284,000	73,020
#	Sihuan Pharmaceutical Holdings Group, Ltd.	2,330,000	231,199
*	Silver Grant International Holdings Group, Ltd.	590,000	81,038
#*	SINA Corp.	16,096	543,562
	Sino Biopharmaceutical, Ltd.	1,960,000	2,856,894
	Sinofert Holdings, Ltd.	1,006,000	92,876
*	Sinolink Worldwide Holdings, Ltd.	992,000	40,959
	Sino-Ocean Group Holding, Ltd.	1,516,503	394,966
	Sinopec Kantons Holdings, Ltd.	518,000	228,953
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,042,000	282,904
	Sinopharm Group Co., Ltd., Class H	549,600	1,481,919
	Sinosoft Technology Group, Ltd.	238,800	31,252
	Sinotrans, Ltd., Class H	1,021,000	247,667
	Sinotruk Hong Kong, Ltd.	320,000	648,813
	Skyfame Realty Holdings, Ltd.	1,318,000	173,820
	Skyworth Group, Ltd.	919,193	211,140
#*	SMI Holdings Group, Ltd.	323,197	15,634
	SOHO China, Ltd.	1,086,412	520,581
*	Sohu.com, Ltd., ADR	6,475	54,325
*	Sparkle Roll Group, Ltd.	456,000	11,336
*	SPT Energy Group, Inc.	484,000	20,470
*	SRE Group, Ltd.	2,226,857	8,012
	SSY Group, Ltd.	825,719	581,417
*	Starrise Media Holdings, Ltd.	70,000	8,877
	Sun Art Retail Group, Ltd.	894,000	1,488,402
	Sun King Power Electronics Group	340,000	48,597
#	Sunac China Holdings, Ltd.	987,000	4,415,099
	Sunny Optical Technology Group Co., Ltd.	129,400	1,801,962
#*	Sunshine 100 China Holdings, Ltd.	120,000	21,389
#	Symphony Holdings, Ltd.	690,000	81,686
*	TAL Education Group, ADR	25,856	1,401,137
*	Taung Gold International, Ltd.	4,350,000	16,965
	TCL Electronics Holdings, Ltd.	279,666	114,175
	Tencent Holdings, Ltd.	971,900	51,092,231
	Tenfu Cayman Holdings Co., Ltd.	66,000	46,796
	Texhong Textile Group, Ltd.	145,500	104,662
*	Textainer Group Holdings, Ltd.	15,097	134,973
#	Tian An China Investment Co., Ltd.	164,000	65,564
*	Tian Ge Interactive Holdings, Ltd.	204,000	34,373
	Tian Shan Development Holding, Ltd.	114,000	45,730
	Tiangong International Co., Ltd.	272,000	86,568
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	114,000	36,362
	Tianjin Development Holdings, Ltd.	124,000	26,225
	Tianjin Port Development Holdings, Ltd.	922,000	61,636
#	Tianneng Power International, Ltd.	396,000	387,584
	Tingyi Cayman Islands Holding Corp.	910,000	1,615,341
	Tomson Group, Ltd.	236,385	54,617
	Tong Ren Tang Technologies Co., Ltd., Class H	222,000	175,904
	Tongda Group Holdings, Ltd.	2,220,000	142,718
#	Top Spring International Holdings, Ltd.	95,000	14,361
	Towngas China Co., Ltd.	247,441	124,383
	TravelSky Technology, Ltd., Class H	326,500	576,575
	Trigiant Group, Ltd.	420,000	71,235

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Trip.com Group Ltd., ADR	61,397	$1,581,587
*	Truly International Holdings, Ltd.	641,140	71,062
	Tsaker Chemical Group, Ltd.	61,500	10,251
#*	Tuniu Corp., Sponsored ADR	12,347	10,392
	Uni-President China Holdings, Ltd.	674,966	677,624
	United Energy Group, Ltd.	2,926,000	532,883
	Vinda International Holdings, Ltd.	157,000	470,019
*	Vipshop Holdings, Ltd., ADR	189,188	3,013,765
	Want Want China Holdings, Ltd.	1,834,000	1,307,168
	Wasion Holdings, Ltd.	236,000	80,832
#*	Weibo Corp., Sponsored ADR	20,915	784,940
	Weichai Power Co., Ltd., Class H	762,120	1,339,051
	Weiqiao Textile Co., Class H	205,500	42,808
	West China Cement, Ltd.	1,432,000	255,224
#	Wisdom Education International Holdings Co., Ltd.	294,000	122,847
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	173,177
	Xiamen International Port Co., Ltd., Class H	426,000	37,972
	Xingda International Holdings, Ltd.	403,723	96,102
	Xingfa Aluminium Holdings, Ltd.	48,000	42,552
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	164,000	112,881
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	182,058	178,508
*	Xinming China Holdings, Ltd.	18,000	2,465
	Xinyi Solar Holdings, Ltd.	1,046,450	664,131
	Xinyuan Real Estate Co., Ltd., ADR	20,746	53,940
	Xtep International Holdings, Ltd.	645,968	248,126
#*	Xunlei, Ltd., ADR	20,050	73,383
	Yadea Group Holdings, Ltd.	510,000	189,760
*	Yanchang Petroleum International, Ltd.	2,200,000	11,144
	Yanzhou Coal Mining Co., Ltd., Class H	910,000	691,381
	Yashili International Holdings, Ltd.	397,000	22,789
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	37,600	141,795
*	Yida China Holdings, Ltd.	36,000	9,291
	Yihai International Holding, Ltd.	133,000	1,059,862
	Yip’s Chemical Holdings, Ltd.	88,000	26,637
*	Yiren Digital, Ltd., ADR	34,424	135,975
*	Youyuan International Holdings, Ltd.	136,920	1,722
*	YuanShengTai Dairy Farm, Ltd.	1,424,000	58,997
	Yuexiu Property Co., Ltd.	3,985,292	757,722
	Yuexiu Transport Infrastructure, Ltd.	348,752	243,455
	Yum China Holdings, Inc.	103,926	5,036,254
	Yunnan Water Investment Co., Ltd., Class H	77,000	15,121
	Yuzhou Properties Co., Ltd.	1,128,353	480,717
	Zhejiang Expressway Co., Ltd., Class H	522,000	394,787
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	50,394
*	Zhong An Group, Ltd.	906,000	27,824
	Zhongsheng Group Holdings, Ltd.	278,500	1,117,819
	Zhongyu Gas Holdings, Ltd.	58,455	50,056
#	Zhou Hei Ya International Holdings Co., Ltd.	227,000	127,612
*	Zhuguang Holdings Group Co., Ltd.	344,000	49,593
	Zhuhai Holdings Investment Group, Ltd.	156,000	24,131
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	199,750	611,062
	Zijin Mining Group Co., Ltd., Class H	1,808,000	738,150
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	327,400	265,058
*	ZTE Corp., Class H	148,520	418,627
	ZTO Express Cayman, Inc., ADR	57,503	1,711,289

TOTAL CHINA			384,685,606

COLOMBIA — (0.3%)
	Banco de Bogota SA	15,250	246,527

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA, Sponsored ADR	14,286	$372,865
	Bancolombia SA	35,012	223,921
	Bolsa de Valores de Colombia	3,425	8,106
	Celsia SA ESP	260,090	275,923
	Cementos Argos SA	171,894	169,115
*	CEMEX Latam Holdings SA	76,893	34,960
*	Constructora Conconcreto SA	2,809	294
*	Corp. Financiera Colombiana SA	39,515	257,509
	Ecopetrol SA	884,492	466,933
*	Empresa de Telecomunicaciones de Bogota	193,442	10,652
	Grupo Argos SA	66,196	154,162
	Grupo Aval Acciones y Valores SA, ADR	17,655	74,151
	Grupo de Inversiones Suramericana SA	35,500	192,968
*	Grupo Energia Bogota SA ESP	167,811	94,947
	Grupo Nutresa SA	40,695	226,757
	Interconexion Electrica SA ESP	115,898	532,797
	Mineros SA	5,269	4,086
	Promigas SA ESP	7,608	13,433

TOTAL COLOMBIA			3,360,106

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	34,199	635,810
*	Komercni banka A.S.	18,478	391,267
	Moneta Money Bank A.S.	325,174	675,537
	O2 Czech Republic A.S.	21,410	187,539

TOTAL CZECH REPUBLIC			1,890,153

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,023,649
	Commercial International Bank Egypt S.A.E., GDR	25,922	99,541
	Egyptian Financial Group-Hermes Holding Co., GDR	7,190	10,642
	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	1,961

TOTAL EGYPT			1,135,793

GREECE — (0.3%)
	Aegean Airlines SA	15,499	100,096
*	Alpha Bank AE	256,334	187,181
	Athens Water Supply & Sewage Co. SA	18,561	137,737
	AUTOHELLAS SA	11,416	58,543
	Bank of Greece	6,492	93,351
*	Ellaktor SA	37,044	36,204
*	Eurobank Ergasias Services and Holdings SA, Class A	390,255	157,636
*	FF Group	11,777	57,707
	Fourlis Holdings SA	23,710	92,878
*	GEK Terna Holding Real Estate Construction SA	34,895	222,765
	Hellenic Exchanges - Athens Stock Exchange SA	23,758	88,550
	Hellenic Petroleum SA	17,952	119,229
	Hellenic Telecommunications Organization SA	61,265	809,402
	Holding Co. ADMIE IPTO SA	47,833	107,300
*	Intracom Holdings SA	24,302	13,227
	JUMBO SA	26,909	421,123
*	LAMDA Development SA	33,428	219,716
	Motor Oil Hellas Corinth Refineries SA	20,574	304,843
	Mytilineos SA	36,236	270,209
*	National Bank of Greece SA	129,063	175,019
*	Piraeus Bank SA	152,980	204,186
	Piraeus Port Authority SA	5,780	108,350
*	Public Power Corp. SA	23,407	68,018

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	12,002	$102,781
	Terna Energy SA	19,698	183,959
*	Titan Cement International SA	9,067	125,428

TOTAL GREECE			4,465,438

HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	784,000	0
	Fiber Optic Center, Inc.	396,000	2,682
	Fuguiniao Co., Ltd.	51,000	4,786
	Karce International Holdings Open	134,000	0
	Shougang Concord International Enterprises Co., Ltd.	627,600	119,060
	Tech-Pro, Inc.	1,644,000	2,714

TOTAL HONG KONG			129,242

HUNGARY — (0.3%)
#*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	6,268
	Magyar Telekom Telecommunications P.L.C.	260,648	324,057
	MOL Hungarian Oil & Gas P.L.C.	260,949	1,652,020
	OTP Bank P.L.C.	54,118	1,602,758

TOTAL HUNGARY			3,585,103

INDIA — (9.5%)
*	3M India, Ltd.	554	140,794
*	5Paisa Capital, Ltd.	8,615	17,829
	Aarti Drugs, Ltd.	2,801	26,375
	Aarti Industries, Ltd.	26,488	384,906
*	Aarti Surfactants, Ltd.	1,324	703
	ABB India, Ltd.	5,237	62,847
*	ABB Powar Products & System India, Ltd.	1,047	11,240
	Abbott India, Ltd.	1,520	353,443
	ACC, Ltd.	21,056	325,048
	Action Construction Equipment, Ltd.	7,217	4,478
	Adani Enterprises, Ltd.	73,800	136,146
	Adani Gas, Ltd.	146,362	201,749
*	Adani Green Energy, Ltd.	111,381	309,881
*	Adani Power, Ltd.	371,686	154,576
*	Adani Transmissions, Ltd.	110,351	299,899
*	Aditya Birla Capital, Ltd.	163,572	107,991
*	Aditya Birla Fashion and Retail, Ltd.	93,200	142,594
	Advanced Enzyme Technologies, Ltd.	12,879	24,803
	Aegis Logistics, Ltd.	11,934	26,738
	Agro Tech Foods, Ltd.	4,264	26,819
	Ahluwalia Contracts India, Ltd.	2,080	5,046
	AIA Engineering, Ltd.	12,413	267,651
	Ajanta Pharma, Ltd.	12,898	253,059
	Akzo Nobel India, Ltd.	4,305	118,643
	Alembic Pharmaceuticals, Ltd.	27,495	270,645
	Alembic, Ltd.	54,445	36,482
	Alkyl Amines Chemicals	1,210	28,576
	Allcargo Logistics, Ltd.	33,994	33,613
	Amara Raja Batteries, Ltd.	15,736	118,768
	Ambuja Cements, Ltd.	149,619	339,522
*	Amtek Auto, Ltd.	52,973	364
	Anant Raj, Ltd.	53,435	11,937
	Andhra Sugars, Ltd. (The)	2,017	6,833
*	Anup Engineering, Ltd.	3,112	13,054
	Apar Industries, Ltd.	7,842	32,259
	APL Apollo Tubes, Ltd.	3,950	74,948

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Apollo Tyres, Ltd.	166,410	$211,483
*	Arvind Fashions, Ltd.	16,804	30,969
	Arvind, Ltd.	84,021	26,816
	Asahi India Glass, Ltd.	26,973	60,129
	Ashiana Housing, Ltd.	15,215	8,572
	Ashok Leyland, Ltd.	638,846	438,660
*	Ashoka Buildcon, Ltd.	39,545	33,263
	Asian Paints, Ltd.	67,549	1,579,086
	Astral Polytechnik, Ltd.	13,530	169,873
	Atul, Ltd.	4,562	293,644
	Automotive Axles, Ltd.	3,807	25,541
	Avanti Feeds, Ltd.	18,377	104,323
*	Avenue Supermarts, Ltd.	8,273	256,834
	Axis Bank, Ltd.	298,775	1,742,244
	Bajaj Auto, Ltd.	19,222	668,575
*	Bajaj Consumer Care, Ltd.	33,236	63,469
	Bajaj Electricals, Ltd.	13,193	59,535
	Bajaj Finance, Ltd.	43,930	1,343,133
	Bajaj Finserv, Ltd.	9,248	620,824
*	Bajaj Hindusthan Sugar, Ltd.	210,829	15,547
	Bajaj Holdings & Investment, Ltd.	13,923	375,688
	Balaji Amines, Ltd.	6,470	35,099
	Balkrishna Industries, Ltd.	45,952	558,724
	Balmer Lawrie & Co., Ltd.	30,656	40,729
	Balrampur Chini Mills, Ltd.	78,854	103,673
	Banco Products India, Ltd.	11,777	10,829
	Bandhan Bank, Ltd.	16,950	58,466
*	Bank of Baroda	274,438	178,198
*	Bank of Maharashtra	198,041	25,187
	Bannari Amman Sugars, Ltd.	894	10,708
	BASF India, Ltd.	3,352	46,508
	Bata India, Ltd.	9,609	175,640
	BEML, Ltd.	5,626	43,493
	Berger Paints India, Ltd.	106,165	711,947
	Bhansali Engineering Polymers, Ltd.	29,445	15,082
	Bharat Forge, Ltd.	102,023	414,406
	Bharat Petroleum Corp., Ltd.	171,963	845,504
	Bharat Rasayan, Ltd.	365	33,313
*	Bharti Airtel, Ltd.	446,460	3,041,925
	Bharti Infratel, Ltd.	95,502	220,765
	Biocon, Ltd.	102,954	480,655
	Birla Corp., Ltd.	10,855	58,952
*	Birlasoft, Ltd.	80,994	77,326
	Blue Dart Express, Ltd.	537	15,855
	Blue Star, Ltd.	14,558	102,587
	Bodal Chemicals, Ltd.	28,773	19,882
	Bombay Dyeing & Manufacturing Co., Ltd.	33,291	22,687
	Borosil Renewables, Ltd.	14,033	6,920
	Bosch, Ltd.	1,732	241,857
	Brigade Enterprises, Ltd.	32,571	51,063
	Britannia Industries, Ltd.	14,010	585,312
	BSE, Ltd.	6,411	33,113
	Can Fin Homes, Ltd.	22,994	97,510
*	Canara Bank	126,670	146,393
	Capacit’e Infraprojects, Ltd.	12,709	14,635
	Carborundum Universal, Ltd.	26,926	79,022
	Care Ratings, Ltd.	7,322	35,910
	Castrol India, Ltd.	106,814	184,028
	CCL Products India, Ltd.	38,497	98,853

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat, Ltd.	12,726	$135,060
	Central Depository Services India, Ltd.	4,550	13,605
	Century Plyboards India, Ltd.	37,659	60,912
	Century Textiles & Industries, Ltd.	18,089	69,606
	Cera Sanitaryware, Ltd.	2,844	83,611
	CESC, Ltd.	24,069	206,809
*	CG Power and Industrial Solutions, Ltd.	203,600	21,493
	Chambal Fertilizers & Chemicals, Ltd.	72,529	124,306
*	Chennai Petroleum Corp., Ltd.	17,205	14,198
	Chennai Super Kings Cricket, Ltd.	130,176	731
*	Cholamandalam Financial Holdings, Ltd.	36,595	143,323
	Cholamandalam Investment and Finance Co., Ltd.	117,324	245,258
	City Union Bank, Ltd.	133,999	253,674
	Coal India, Ltd.	250,678	491,173
	Colgate-Palmolive India, Ltd.	21,888	423,905
	Container Corp. Of India, Ltd.	71,149	352,891
	Coromandel International, Ltd.	45,855	356,814
	CRISIL, Ltd.	9,323	181,674
	Crompton Greaves Consumer Electricals, Ltd.	196,701	578,802
	Cummins India, Ltd.	24,447	121,731
	Cyient, Ltd.	23,996	72,920
	Dabur India, Ltd.	100,058	648,230
*	Dalmia Bharat, Ltd.	35,361	244,710
	DB Corp., Ltd.	25,664	25,434
	DCB Bank, Ltd.	99,628	105,540
	DCM Shriram, Ltd.	26,469	95,971
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	22,964
	Deepak Nitrite, Ltd.	14,093	93,653
	DFM Foods, Ltd.	3,641	10,202
	Dhampur Sugar Mills, Ltd.	15,975	21,180
	Dhanuka Agritech, Ltd.	6,469	38,092
	Dilip Buildcon, Ltd.	18,685	63,486
*	Dish TV India, Ltd.	176,773	11,238
	Dishman Carbogen Amcis, Ltd.	29,525	32,854
	Divi’s Laboratories, Ltd.	18,285	563,844
	Dixon Technologies India, Ltd.	1,128	68,103
	DLF, Ltd.	123,116	235,842
	Dr Lal PathLabs, Ltd.	12,391	257,051
*	Dynamatic Technologies, Ltd.	1,869	13,558
	eClerx Services, Ltd.	11,671	71,683
	Edelweiss Financial Services, Ltd.	176,449	91,985
	Eicher Motors, Ltd.	3,397	657,050
	EID Parry India, Ltd.	39,453	76,051
	EIH, Ltd.	53,723	53,569
	Elgi Equipments, Ltd.	25,498	44,072
	Emami, Ltd.	49,436	127,946
	Endurance Technologies, Ltd.	12,236	109,113
	Engineers India, Ltd.	76,414	68,114
	Entertainment Network India, Ltd.	2,514	4,599
	Eris Lifesciences, Ltd.	3,854	25,386
	Escorts, Ltd.	31,617	295,973
	Essel Propack, Ltd.	16,384	38,669
*	Excel Industries, Ltd.	733	6,372
	Exide Industries, Ltd.	119,005	248,328
	FDC, Ltd.	24,941	80,248
	Federal Bank, Ltd.	710,554	456,774
	Finolex Cables, Ltd.	31,095	105,097
	Finolex Industries, Ltd.	19,213	102,483
	Firstsource Solutions, Ltd.	142,208	66,150

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Future Enterprises, Ltd.	99,463	$16,729
	Future Lifestyle Fashions, Ltd.	13,486	27,768
*	Future Retail, Ltd.	9,944	11,287
	Gabriel India, Ltd.	37,453	41,081
	GAIL India, Ltd.	737,850	925,335
	Galaxy Surfactants, Ltd.	1,107	20,523
	Garware Technical Fibres, Ltd.	5,427	91,309
	Gateway Distriparks, Ltd.	28,293	34,332
	GE T&D India, Ltd.	6,889	7,699
	General Insurance Corp. of India	13,962	25,665
	GHCL, Ltd.	20,516	28,525
	GIC Housing Finance, Ltd.	12,531	12,040
	Gillette India, Ltd.	2,205	156,189
	Godrej Consumer Products, Ltd.	79,461	570,027
	Godrej Industries, Ltd.	17,871	62,622
*	Godrej Properties, Ltd.	8,798	78,207
	Granules India, Ltd.	79,722	169,351
	Graphite India, Ltd.	3,594	9,912
	Grasim Industries, Ltd.	59,707	398,699
	Great Eastern Shipping Co., Ltd. (The)	26,241	81,694
*	Greaves Cotton, Ltd.	45,105	47,526
*	Greenpanel Industries, Ltd.	19,337	7,035
	Greenply Industries, Ltd.	19,337	26,601
	Grindwell Norton, Ltd.	9,426	64,749
	Gujarat Alkalies & Chemicals, Ltd.	11,691	55,981
	Gujarat Ambuja Exports, Ltd.	20,394	32,852
*	Gujarat Fluorochemicals, Ltd.	16,368	67,519
	Gujarat Gas, Ltd.	80,245	277,381
	Gujarat Industries Power Co., Ltd.	19,775	15,454
	Gujarat Mineral Development Corp., Ltd.	47,029	24,429
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	47,782
	Gujarat Pipavav Port, Ltd.	113,985	86,213
	Gujarat State Fertilizers & Chemicals, Ltd.	73,343	42,707
	Gujarat State Petronet, Ltd.	85,718	236,642
	Gulf Oil Lubricants India, Ltd.	7,008	55,448
	Hatsun Agro Products, Ltd.	11,492	77,151
	Havells India, Ltd.	55,386	412,430
	HBL Power Systems, Ltd.	56,931	9,786
	HCL Technologies, Ltd.	367,990	2,646,224
	HDFC Asset Management Co., Ltd.	1,316	44,144
	HDFC Bank Ltd.	471,538	6,180,988
	HDFC Life Insurance Co., Ltd.	98,843	652,224
*	HealthCare Global Enterprises, Ltd.	17,375	15,978
	HEG, Ltd.	2,260	23,871
	HeidelbergCement India, Ltd.	39,068	80,702
*	Hemisphere Properties India, Ltd.	33,278	27,719
	Heritage Foods, Ltd.	6,774	24,635
	Hero MotoCorp, Ltd.	49,287	1,396,944
	Hester Biosciences, Ltd.	238	4,214
	Hexaware Technologies, Ltd.	69,847	258,897
	HFCL, Ltd.	362,713	52,542
	Hikal, Ltd.	20,117	29,665
	HIL, Ltd.	1,730	18,108
	Himadri Speciality Chemical, Ltd.	42,228	27,685
	Himatsingka Seide, Ltd.	20,339	14,632
	Hindalco Industries, Ltd.	446,962	756,949
	Hinduja Global Solutions, Ltd.	3,291	25,272
*	Hindustan Oil Exploration Co., Ltd.	7,365	3,926
	Hindustan Unilever, Ltd.	141,308	4,110,288

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Honda SIEL Power Products, Ltd.	1,167	$13,673
	Honeywell Automation India, Ltd.	764	286,450
	Hopewell Tableware, Ltd.	14,033	26,124
	Housing Development Finance Corp., Ltd.	194,136	4,911,015
	Huhtamaki PPL, Ltd.	11,366	31,332
	ICICI Bank, Ltd., Sponsored ADR	164,684	1,607,321
	ICICI Bank, Ltd.	299,400	1,492,363
	ICICI Lombard General Insurance Co., Ltd.	22,468	378,836
	ICICI Prudential Life Insurance Co., Ltd.	51,567	280,271
*	IDFC First Bank, Ltd.	718,827	206,414
	IDFC, Ltd.	461,764	88,821
*	IFB Industries, Ltd.	4,858	26,473
*	IFCI, Ltd.	477,690	25,906
	IIFL Finance, Ltd.	99,665	101,014
	IIFL Securities, Ltd.	99,665	45,022
	IIFL Wealth Management, Ltd.	14,238	177,750
	India Cements, Ltd. (The)	84,319	115,299
	Indiabulls Housing Finance, Ltd.	143,708	251,751
*	Indiabulls Integrated Services, Ltd.	2,915	1,674
*	Indiabulls Real Estate, Ltd.	135,430	103,958
	Indiabulls Ventures, Ltd.	35,876	50,296
	Indiabulls Ventures, Ltd.	6,548	2,553
*	Indian Bank	68,793	47,181
	Indian Hotels Co., Ltd. (The)	121,267	128,419
	Indian Hume Pipe Co., Ltd.	8,416	17,963
	Indian Oil Corp., Ltd.	382,933	426,648
*	Indian Overseas Bank	345,326	35,130
	Indo Count Industries, Ltd.	32,201	12,557
	Indoco Remedies, Ltd.	12,214	37,969
	Indraprastha Gas, Ltd.	97,935	620,353
	IndusInd Bank, Ltd.	26,493	161,582
	INEOS Styrolution India, Ltd.	1,619	12,441
	Infibeam Avenues, Ltd.	79,662	47,023
	Info Edge India, Ltd.	6,840	232,273
	Infosys, Ltd., Sponsored ADR	141,430	1,305,399
	Infosys, Ltd.	976,998	9,126,383
	Ingersoll-Rand India, Ltd.	4,807	40,096
	Inox Leisure, Ltd.	29,769	83,657
	Insecticides India, Ltd.	3,523	19,154
*	Intellect Design Arena, Ltd.	22,152	20,796
	InterGlobe Aviation, Ltd.	4,829	63,194
*	IRB Infrastructure Developers, Ltd.	83,799	77,037
	ITD Cementation India, Ltd.	35,112	17,563
	J Kumar Infraprojects, Ltd.	16,833	17,747
	Jagran Prakashan, Ltd.	54,556	30,039
	Jai Corp., Ltd.	22,407	20,754
*	Jaiprakash Power Ventures, Ltd.	476,905	4,376
*	Jammu & Kashmir Bank, Ltd. (The)	143,649	28,215
	Jamna Auto Industries, Ltd.	77,992	26,687
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	92,153
*	Jindal Photo Imaging, Ltd.	579	485
	Jindal Poly Films, Ltd.	2,316	7,590
	Jindal Saw, Ltd.	77,246	56,674
*	Jindal Stainless Hisar, Ltd.	35,791	20,914
*	Jindal Stainless, Ltd.	88,742	36,525
*	Jindal Steel & Power, Ltd.	157,433	192,919
	JK Cement, Ltd.	10,543	156,622
	JK Lakshmi Cement, Ltd.	15,807	41,727
	JK Paper, Ltd.	41,108	53,523

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Tyre & Industries, Ltd.	33,006	$22,676
	JM Financial, Ltd.	136,304	116,842
	JMC Projects India, Ltd.	21,310	11,505
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,653	113,837
	JSW Energy, Ltd.	211,709	124,501
	JSW Steel, Ltd.	520,613	1,238,791
	JTEKT India, Ltd.	33,878	22,430
	Jubilant Foodworks, Ltd.	30,121	649,612
	Jubilant Life Sciences, Ltd.	50,434	267,600
*	Just Dial, Ltd.	13,206	70,432
	Jyothy Labs, Ltd.	27,180	41,735
	Kajaria Ceramics, Ltd.	42,747	212,104
	Kalpataru Power Transmission, Ltd.	29,121	89,353
	Kalyani Steels, Ltd.	11,486	23,297
	Kansai Nerolac Paints, Ltd.	34,160	185,285
	Karnataka Bank, Ltd. (The)	108,590	62,958
	Karur Vysya Bank, Ltd. (The)	188,782	73,512
	Kaveri Seed Co., Ltd.	11,466	56,741
	KCP, Ltd. (The)	30,121	16,960
	KEC International, Ltd.	50,704	131,218
	KEI Industries, Ltd.	25,830	99,234
	Kiri Industries, Ltd.	7,501	29,075
	Kirloskar Oil Engines, Ltd.	25,693	38,063
	KNR Constructions, Ltd.	22,800	63,120
	Kolte-Patil Developers, Ltd.	11,282	25,019
	Kotak Mahindra Bank, Ltd.	107,529	1,928,657
*	KPIT Technologies, Ltd.	80,994	60,355
	KPR Mill, Ltd.	10,432	63,929
	KRBL, Ltd.	34,591	88,217
	L&T Finance Holdings, Ltd.	305,522	263,899
	LA Opala RG, Ltd.	5,529	12,855
	Lakshmi Machine Works, Ltd.	1,141	36,667
*	Lakshmi Vilas Bank, Ltd. (The)	34,290	6,719
	Larsen & Toubro Infotech, Ltd.	16,865	354,896
	Laurus Labs, Ltd.	7,515	50,847
	LG Balakrishnan & Bros, Ltd.	5,958	15,298
	LIC Housing Finance, Ltd.	151,919	568,283
	Linde India, Ltd.	11,710	83,255
	LT Foods, Ltd.	64,829	18,726
	Lumax Industries, Ltd.	2,016	27,625
	LUX Industries, Ltd.	2,738	34,074
	Magma Fincorp, Ltd.	72,433	17,753
	Mahanagar Gas, Ltd.	14,324	183,231
	Maharashtra Scooters, Ltd.	1,746	51,975
	Maharashtra Seamless, Ltd.	11,052	32,543
	Mahindra & Mahindra Financial Services, Ltd.	118,432	258,656
	Mahindra & Mahindra, Ltd.	219,556	1,061,855
*	Mahindra CIE Automotive, Ltd.	41,536	52,017
*	Mahindra Holidays & Resorts India, Ltd.	6,412	11,198
	Mahindra Lifespace Developers, Ltd.	3,562	8,810
	Majesco, Ltd.	8,575	30,671
	Manappuram Finance, Ltd.	254,929	449,488
	Marico, Ltd.	135,860	517,687
	Maruti Suzuki India, Ltd.	21,237	1,503,204
	MAS Financial Services, Ltd.	1,478	12,321
	Mastek, Ltd.	4,770	16,103
	Mayur Uniquoters, Ltd.	7,210	14,540
	Meghmani Organics, Ltd.	52,538	34,808
	Minda Corp., Ltd.	15,036	13,499

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Industries, Ltd.	35,542	$135,643
	Mindtree, Ltd.	20,218	244,494
	MOIL, Ltd.	36,155	61,856
	Motherson Sumi Systems, Ltd.	573,679	668,218
	Motilal Oswal Financial Services, Ltd.	14,599	98,166
	Mphasis, Ltd.	51,171	506,371
	MPS, Ltd.	2,372	8,758
	MRF, Ltd.	475	378,422
	Multi Commodity Exchange of India, Ltd.	3,805	53,539
*	Muthoot Capital Services, Ltd.	3,237	12,507
	Muthoot Finance, Ltd.	58,940	679,205
	National Aluminium Co., Ltd.	299,608	125,388
	Nava Bharat Ventures, Ltd.	54,195	27,179
	Navin Fluorine International, Ltd.	5,554	114,721
	Navneet Education, Ltd.	37,731	36,190
	NBCC India, Ltd.	111,654	29,095
	NCC, Ltd.	226,588	77,383
	NESCO, Ltd.	11,674	69,334
	Neuland Laboratories, Ltd.	3,851	22,622
	NHPC, Ltd.	669,900	184,668
	NIIT Technologies, Ltd.	6,350	101,022
	NIIT, Ltd.	27,465	30,708
	Nilkamal, Ltd.	2,517	35,494
	NLC India, Ltd.	88,191	53,056
	NMDC, Ltd.	23,000	24,401
	NOCIL, Ltd.	29,828	34,302
	NRB Bearings, Ltd.	22,385	21,131
	NTPC, Ltd.	399,037	504,651
	Oberoi Realty, Ltd.	27,402	123,228
	Omaxe, Ltd.	22,851	46,757
*	Oracle Financial Services Software, Ltd.	8,255	255,508
	Orient Cement, Ltd.	28,090	15,135
	Orient Electric, Ltd.	12,508	30,601
	Orient Refractories, Ltd.	20,027	38,911
	Oriental Carbon & Chemicals, Ltd.	1,568	12,856
	Page Industries, Ltd.	1,974	476,924
	Paisalo Digital, Ltd.	1,915	4,307
	Parag Milk Foods, Ltd.	15,727	18,931
*	PC Jeweller, Ltd.	73,554	11,667
	Persistent Systems, Ltd.	24,430	153,413
	Petronet LNG, Ltd.	280,411	900,777
	Phillips Carbon Black, Ltd.	29,375	30,922
	Phoenix Mills, Ltd. (The)	18,240	132,264
	PI Industries, Ltd.	32,694	682,752
	Pidilite Industries, Ltd.	31,672	636,832
	PNB Housing Finance, Ltd.	15,438	40,399
	PNC Infratech, Ltd.	35,001	57,709
	Poly Medicure, Ltd.	6,882	20,710
	Polyplex Corp., Ltd.	6,276	36,454
	Power Finance Corp., Ltd.	353,810	447,170
	Power Grid Corp. of India, Ltd.	362,101	780,175
	Praj Industries, Ltd.	30,429	24,717
	Prakash Industries, Ltd.	32,212	13,599
	Prestige Estates Projects, Ltd.	66,478	151,750
*	Prime Focus, Ltd.	35,207	13,185
*	Procter & Gamble Health, Ltd.	1,462	83,149
	Procter & Gamble Hygiene & Health Care, Ltd.	3,059	431,877
	PSP Projects, Ltd.	3,766	18,324
	PTC India Financial Services, Ltd.	117,889	14,902

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	PTC India, Ltd.	115,845	$61,222
*	Punjab National Bank	434,318	185,662
	PVR, Ltd.	16,913	224,893
*	Quess Corp., Ltd.	13,875	38,580
	Rain Industries Ltd.	50,053	46,744
	Rajesh Exports, Ltd.	38,709	317,871
	Rallis India, Ltd.	10,737	30,234
	Ramco Cements, Ltd. (The)	26,445	193,896
	Ramco Industries, Ltd.	17,140	29,707
	Ramkrishna Forgings, Ltd.	7,724	19,089
	Rane Holdings, Ltd.	1,683	8,819
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	40,163
	Ratnamani Metals & Tubes, Ltd.	6,330	76,827
	RBL Bank, Ltd.	119,186	205,189
	REC, Ltd.	385,974	486,764
	Redington India, Ltd.	143,736	142,062
	Relaxo Footwears, Ltd.	12,658	106,487
*	Reliance Infrastructure, Ltd.	57,599	16,843
*	Reliance Power, Ltd.	229,033	6,969
	Repco Home Finance, Ltd.	23,561	39,421
*	RP-SG Business Process Services, Ltd.	4,814	8,549
	Sadbhav Engineering, Ltd.	39,909	24,610
	Sadbhav Infrastructure Project, Ltd.	32,915	7,994
	Sagar Cements, Ltd.	739	2,912
*	Sanghi Industries, Ltd.	45,846	11,442
	Savita Oil Technologies, Ltd.	516	4,805
	SBI Life Insurance Co., Ltd.	27,457	263,617
	Schaeffler India, Ltd.	1,721	78,782
	Security & Intelligence Services India, Ltd.	10,330	57,474
	Sequent Scientific, Ltd.	34,602	34,617
	Seshasayee Paper & Boards, Ltd.	3,845	6,750
	SH Kelkar & Co., Ltd.	11,983	10,365
	Shankara Building Products, Ltd.	3,661	12,404
	Sharda Cropchem, Ltd.	11,070	21,588
*	Sheela Foam, Ltd.	110	2,192
	Shilpa Medicare, Ltd.	10,912	52,226
*	Shipping Corp. of India, Ltd.	49,571	28,763
	Shoppers Stop, Ltd.	5,605	13,864
	Shree Cement, Ltd.	2,077	537,958
	Shriram City Union Finance, Ltd.	6,356	61,674
	Shriram Transport Finance Co., Ltd.	91,493	949,318
	Siyaram Silk Mills, Ltd.	2,906	5,154
	SKF India, Ltd.	1,307	25,539
	SML ISUZU, Ltd.	3,384	17,386
	Sobha, Ltd.	31,407	83,642
	Solar Industries India, Ltd.	9,823	114,902
	Somany Ceramics, Ltd.	7,348	10,584
*	Somany Home Innovation, Ltd.	17,822	17,481
	Sonata Software, Ltd.	29,236	82,841
	South Indian Bank, Ltd. (The)	645,437	50,375
	SRF, Ltd.	8,127	398,300
	Srikalahasthi Pipes, Ltd.	7,842	15,392
	Star Cement, Ltd.	33,904	35,157
*	State Bank of India	216,063	539,858
*	State Bank of India, GDR	1,409	35,436
	Steel Authority of India, Ltd.	364,495	151,902
	Sterlite Technologies, Ltd.	61,607	72,988
	Strides Pharma Science, Ltd.	22,732	130,043
	Subros, Ltd.	14,654	31,552

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sudarshan Chemical Industries	10,535	$57,023
	Sun TV Network, Ltd.	50,950	259,062
	Sundaram Finance Holdings, Ltd.	4,466	2,712
	Sundaram Finance, Ltd.	9,801	164,873
	Sundaram-Clayton, Ltd.	1,860	35,296
	Sundram Fasteners, Ltd.	35,624	157,386
	Sunteck Realty, Ltd.	29,355	77,020
	Suprajit Engineering, Ltd.	22,155	35,415
	Supreme Industries, Ltd.	20,001	288,678
	Supreme Petrochem, Ltd.	17,842	36,664
	Surya Roshni, Ltd.	12,778	15,293
	Swaraj Engines, Ltd.	2,273	29,486
	Symphony, Ltd.	5,585	68,449
	Syngene International, Ltd.	44,968	189,128
	TAKE Solutions, Ltd.	24,685	19,040
	Tasty Bite Eatables, Ltd.	176	24,477
	Tata Chemicals, Ltd.	31,796	118,873
	Tata Communications, Ltd.	33,278	188,959
	Tata Consultancy Services, Ltd.	220,909	5,862,790
	Tata Consumer Products, Ltd.	175,758	816,946
	Tata Elxsi, Ltd.	9,084	96,435
	Tata Metaliks, Ltd.	5,166	32,491
*	Tata Motors, Ltd.	819,291	997,366
	Tata Power Co., Ltd. (The)	420,804	177,849
*	Tata Sponge Iron, Ltd.	8,706	26,863
	Tata Steel, Ltd.	126,691	490,750
	TCI Express, Ltd.	8,425	78,700
	Tech Mahindra, Ltd.	185,407	1,332,733
*	Techno Electric & Engineering Co., Ltd.	14,738	41,567
	Tejas Networks, Ltd.	8,203	4,058
	Texmaco Rail & Engineering, Ltd.	32,187	10,907
	Thermax, Ltd.	7,422	71,625
	Thirumalai Chemicals, Ltd.	28,380	17,011
	Thomas Cook India, Ltd.	47,330	16,859
	Thyrocare Technologies, Ltd.	8,171	54,702
	Tide Water Oil Co India, Ltd.	569	27,191
	Time Technoplast, Ltd.	62,676	28,448
	Timken India, Ltd.	5,771	68,179
	Tinplate Co. of India, Ltd. (The)	23,897	27,234
	Titan Co., Ltd.	85,114	1,085,946
	Torrent Power, Ltd.	63,788	281,292
	Tourism Finance Corp. of India, Ltd.	4,049	1,798
	Transport Corp. of India, Ltd.	16,849	38,027
	Trent, Ltd.	23,170	153,667
	Trident, Ltd.	493,708	31,811
	Triveni Engineering & Industries, Ltd.	45,289	22,436
	Triveni Turbine, Ltd.	39,003	39,087
	TTK Prestige, Ltd.	1,165	74,737
	Tube Investments of India, Ltd.	37,042	183,099
	TV Today Network, Ltd.	13,322	34,573
*	TV18 Broadcast, Ltd.	270,590	69,838
	TVS Srichakra, Ltd.	1,771	24,476
*	UCO Bank	304,304	51,617
	Uflex, Ltd.	15,527	37,763
	UltraTech Cement, Ltd.	25,811	1,200,726
*	Union Bank of India	334,381	120,282
	UPL, Ltd.	231,364	1,258,807
*	VA Tech Wabag, Ltd.	10,086	17,237
	Vaibhav Global, Ltd.	5,973	75,040

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vakrangee, Ltd.	180,675	$60,743
	Vardhman Textiles, Ltd.	10,903	93,420
	Varun Beverages, Ltd.	4,900	43,527
	Vedanta, Ltd.	656,098	758,379
	Venky’s India, Ltd.	2,911	42,201
	Vesuvius India, Ltd.	1,000	12,290
	V-Guard Industries, Ltd.	40,880	94,883
	Vinati Organics, Ltd.	14,382	187,053
	Vindhya Telelinks, Ltd.	1,762	14,491
	VIP Industries, Ltd.	23,109	70,933
	V-Mart Retail, Ltd.	3,123	71,371
	VRL Logistics, Ltd.	15,003	32,352
	VST Tillers Tractors, Ltd.	1,799	21,724
	WABCO India, Ltd.	1,670	137,874
	Welspun Corp., Ltd.	45,947	38,681
	Welspun Enterprises, Ltd.	26,652	18,458
	Welspun India, Ltd.	187,140	65,084
	West Coast Paper Mills, Ltd.	14,590	27,348
	Wheels India, Ltd.	1,390	7,694
	Whirlpool of India, Ltd.	8,665	235,851
	Wipro, Ltd.	347,745	883,797
	Wonderla Holidays, Ltd.	6,615	11,341
	Yes Bank, Ltd.	602,119	223,304
	Zee Entertainment Enterprises, Ltd.	252,322	529,659
	Zee Learn, Ltd.	34,956	6,280
	Zensar Technologies, Ltd.	39,770	44,437

TOTAL INDIA			123,538,544

INDONESIA — (1.9%)
	Ace Hardware Indonesia Tbk PT	2,641,700	268,884
	Adaro Energy Tbk PT	9,572,400	586,603
	Adhi Karya Persero Tbk PT	1,039,625	38,187
*	Agung Podomoro Land Tbk PT	1,043,700	7,287
	AKR Corporindo Tbk PT	658,800	105,583
*	Alam Sutera Realty Tbk PT	6,109,300	48,037
	Aneka Tambang Tbk	2,431,589	83,093
	Arwana Citramulia Tbk PT	1,603,400	43,812
	Astra Agro Lestari Tbk PT	220,467	89,754
	Astra International Tbk PT	4,081,100	1,043,808
	Astra Otoparts Tbk PT	444,800	23,185
*	Astrindo Nusantara Infrastructure Tbk PT	5,686,600	19,115
*	Asuransi Kresna Mitra Tbk PT	678,200	52,389
*	Bank Bukopin Tbk	3,493,200	27,862
*	Bank Capital Indonesia Tbk PT	722,900	20,571
	Bank Central Asia Tbk PT	1,565,000	2,710,877
	Bank Danamon Indonesia Tbk PT	985,242	163,672
*	Bank Ina Perdana PT	268,700	19,611
	Bank Mandiri Persero Tbk PT	3,382,744	1,005,558
	Bank Negara Indonesia Persero Tbk PT	1,247,800	340,519
*	Bank Pan Indonesia Tbk PT	2,148,500	107,692
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	62,796
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	80,517
*	Bank Permata Tbk PT	1,264,758	104,514
	Bank Rakyat Indonesia Persero Tbk PT	13,437,100	2,444,039
	Bank Tabungan Negara Persero Tbk PT	1,402,373	82,588
*	Barito Pacific Tbk PT	13,665,000	1,323,150
	Bayan Resources Tbk PT	13,000	12,672
	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	11,491
*	Bintang Oto Global Tbk PT	442,800	46,035

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk PT	932,700	$56,902
	Blue Bird Tbk PT	291,800	19,020
*	Buana Lintas Lautan Tbk PT	1,266,800	15,079
	Bukit Asam Tbk PT	1,654,405	207,106
*	Bumi Serpong Damai Tbk PT	1,815,500	85,412
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,313
*	Capital Financial Indonesia Tbk PT	1,669,100	41,936
	Charoen Pokphand Indonesia Tbk PT	2,147,815	660,444
*	Citra Marga Nusaphala Persada Tbk PT	896,868	89,257
*	Delta Dunia Makmur Tbk PT	3,936,700	35,502
*	Eagle High Plantations Tbk PT	5,480,000	29,258
	Elnusa Tbk PT	2,138,700	27,973
	Erajaya Swasembada Tbk PT	789,500	66,043
*	Gajah Tunggal Tbk PT	1,108,600	25,011
*	Garuda Indonesia Persero Tbk PT	2,211,146	27,833
*	Global Mediacom Tbk PT	5,909,100	82,140
*	Hanson International Tbk PT	46,633,300	156,751
	Harum Energy Tbk PT	320,100	26,937
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,157,600	427,308
	Indika Energy Tbk PT	944,200	49,831
	Indo Tambangraya Megah Tbk PT	256,200	123,505
	Indocement Tunggal Prakarsa Tbk PT	261,500	202,964
	Indofood CBP Sukses Makmur Tbk PT	640,300	423,656
	Indofood Sukses Makmur Tbk PT	1,972,900	860,803
*	Indosat Tbk PT	493,300	70,968
	Industri dan Perdagangan Bintraco Dharma Tbk PT	2,427,000	8,717
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,999,100	169,438
*	Inovisi Infracom Tbk PT	668,445	0
*	Inti Agri Resources Tbk PT	3,873,200	13,019
*	Intikeramik Alamasri Industri Tbk PT	2,263,200	7,613
	Japfa Comfeed Indonesia Tbk PT	3,168,300	206,213
	Jasa Marga Persero Tbk PT	785,526	165,391
	Jaya Real Property Tbk PT	1,230,300	33,360
	Kalbe Farma Tbk PT	5,742,600	554,758
	Kapuas Prima Coal Tbk PT	1,774,000	17,258
*	Kawasan Industri Jababeka Tbk PT	8,369,468	73,596
	KMI Wire & Cable Tbk PT	1,523,700	40,743
*	Krakatau Steel Persero Tbk PT	1,691,031	19,496
*	Kresna Graha Investama Tbk PT	3,259,900	29,544
	Link Net Tbk PT	609,400	113,887
*	Lippo Cikarang Tbk PT	1,557,710	72,564
	Malindo Feedmill Tbk PT	779,500	29,563
	Matahari Department Store Tbk PT	1,547,900	125,647
	Mayora Indah Tbk PT	1,671,725	241,256
*	Medco Energi Internasional Tbk PT	4,101,900	123,524
	Media Nusantara Citra Tbk PT	3,301,700	201,352
	Metrodata Electronics Tbk PT	487,100	39,735
	Mitra Adiperkasa Tbk PT	4,877,000	213,054
	Mitra Keluarga Karyasehat Tbk PT	1,042,400	136,310
*	MNC Investama Tbk PT	12,227,100	41,020
*	MNC Land Tbk PT	1,069,800	8,223
*	MNC Sky Vision Tbk PT	269,000	20,792
*	Modernland Realty Tbk PT	6,013,600	31,713
	Nippon Indosari Corpindo Tbk PT	928,544	75,096
	Pabrik Kertas Tjiwi Kimia Tbk PT	327,500	108,949
*	Pacific Strategic Financial Tbk PT	1,990,200	102,977
	Pakuwon Jati Tbk PT	4,145,000	104,090
	Pan Brothers Tbk PT	1,955,500	19,010
*	Panin Financial Tbk PT	10,289,700	125,099

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Paninvest Tbk PT	840,400	$41,641
*	Pelayaran Tamarin Samudra Tbk PT	1,797,000	21,745
	Perusahaan Gas Negara Tbk PT	3,122,300	177,155
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,633,300	77,301
*	Pool Advista Indonesia Tbk PT	350,400	1,177
	PP Persero Tbk PT	1,298,742	57,764
	PP Properti Tbk PT	2,947,100	9,882
	Puradelta Lestari Tbk PT	3,809,400	39,372
	Ramayana Lestari Sentosa Tbk PT	1,095,400	42,168
*	Rimo International Lestari Tbk PT	18,540,300	62,320
*	Salim Ivomas Pratama Tbk PT	1,609,400	22,973
*	Sampoerna Agro Tbk PT	572,600	95,828
	Sarana Menara Nusantara Tbk PT	6,632,200	399,383
	Sawit Sumbermas Sarana Tbk PT	1,413,000	84,934
	Selamat Sempurna Tbk PT	1,169,600	97,408
	Semen Baturaja Persero Tbk PT	807,400	16,177
	Semen Indonesia Persero Tbk PT	534,500	283,720
*	Sentul City Tbk PT	9,332,500	31,281
	Sinar Mas Agro Resources & Technology Tbk PT	36,000	7,079
*	Sinar Mas Multiartha Tbk PT	16,500	13,863
*	Sitara Propertindo Tbk PT	1,060,900	14,122
*	Smartfren Telecom Tbk PT	8,189,600	58,364
	Sri Rejeki Isman Tbk PT	8,246,800	88,954
*	Sugih Energy Tbk PT	5,670,200	7,147
	Sumber Alfaria Trijaya Tbk PT	1,508,900	88,325
	Summarecon Agung Tbk PT	3,205,000	94,818
	Surya Citra Media Tbk PT	3,223,500	187,594
*	Surya Esa Perkasa Tbk PT	2,146,300	21,487
	Surya Semesta Internusa Tbk PT	2,192,100	44,730
*	Suryainti Permata Tbk PT	1,280,000	0
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	89,204	1,934,835
	Tempo Scan Pacific Tbk PT	107,300	8,862
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	2,905
	Tiphone Mobile Indonesia Tbk PT	1,094,000	8,856
	Total Bangun Persada Tbk PT	672,000	12,604
*	Totalindo Eka Persada Tbk PT	559,300	1,880
	Tower Bersama Infrastructure Tbk PT	3,165,200	250,380
*	Trada Alam Minera Tbk PT	12,608,800	42,383
*	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,989,500	70,701
	Tunas Ridean Tbk PT	238,000	19,572
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	99,922
	Unilever Indonesia Tbk PT	1,610,000	892,742
	United Tractors Tbk PT	828,495	903,619
*	Vale Indonesia Tbk PT	664,400	113,694
*	Visi Media Asia Tbk PT	5,092,600	17,119
	Waskita Beton Precast Tbk PT	4,254,600	41,885
	Waskita Karya Persero Tbk PT	1,355,243	54,766
	Wijaya Karya Beton Tbk PT	1,949,300	30,782
	Wijaya Karya Persero Tbk PT	1,331,249	84,186
*	XL Axiata Tbk PT	2,144,700	363,450

TOTAL INDONESIA			25,211,715

MALAYSIA — (2.0%)
#	Duopharma Biotech Bhd	128,046	46,364
#	Aeon Co. M Bhd	320,600	83,815
#	AEON Credit Service M Bhd	61,690	130,116
*	AFFIN Bank Bhd	275,199	97,088
#	AirAsia Group Bhd	984,900	185,037

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	AirAsia X Bhd	818,400	$20,673
	Ajinomoto Malaysia Bhd	3,400	11,238
	Alliance Bank Malaysia Bhd	424,000	191,606
	Allianz Malaysia Bhd	33,400	108,645
	AMMB Holdings Bhd	812,075	560,915
	Amway Malaysia Holdings Bhd	13,300	15,461
	APM Automotive Holdings Bhd	22,800	8,969
	Astro Malaysia Holdings Bhd	488,100	106,765
	ATA IMS Bhd	54,500	13,819
	Axiata Group Bhd	803,048	732,197
	Batu Kawan Bhd	34,000	101,022
	Berjaya Food Bhd	45,400	12,036
*	Bermaz Auto Bhd	328,300	103,421
	BIMB Holdings Bhd	159,831	117,424
#*	Boustead Holdings Bhd	238,660	25,194
#	Boustead Plantations Bhd	324,260	21,332
*	Bumi Armada Bhd	1,458,100	55,817
	Bursa Malaysia Bhd	363,700	501,549
	CAB Cakaran Corp. Bhd	172,400	11,516
	Cahya Mata Sarawak Bhd	262,400	83,714
	Can-One Bhd	42,900	25,093
	CB Industrial Product Holding Bhd	146,080	27,475
	CIMB Group Holdings Bhd	1,224,080	978,750
*	Coastal Contracts Bhd	125,600	19,389
	CSC Steel Holdings Bhd	55,500	9,907
	Cypark Resources Bhd	141,900	30,542
	D&O Green Technologies Bhd	343,200	57,300
	Dagang NeXchange Bhd	247,700	9,114
	Datasonic Group Bhd	375,000	87,302
#*	Dayang Enterprise Holdings Bhd	307,945	89,544
	Dialog Group Bhd	425,514	328,525
	DiGi.Com Bhd	674,900	724,936
	DRB-Hicom Bhd	345,800	112,660
	Dutch Lady Milk Industries Bhd	6,400	71,361
#	Eastern & Oriental Bhd	320,580	31,726
*	Eco World Development Group Bhd	536,900	50,693
*	Eco World International Bhd	172,100	16,054
#	Ekovest BHD	546,150	61,482
	Engtex Group Bhd	164,000	21,588
#*	FGV Holdings Bhd	447,500	87,803
	Fraser & Neave Holdings Bhd	17,400	127,967
	Frontken Corp. Bhd	391,400	201,537
#	Gabungan AQRS Bhd	185,778	37,461
	Gadang Holdings Bhd	227,100	21,264
	Gamuda Bhd	349,248	260,318
#	Gas Malaysia Bhd	57,400	37,703
#	Genting Plantations Bhd	58,000	128,265
	George Kent Malaysia Bhd	247,900	39,173
	Globetronics Technology Bhd	336,066	151,766
	Glomac Bhd	194,040	13,706
	Guan Chong Bhd	49,000	26,299
	GuocoLand Malaysia Bhd	34,800	4,756
	Hai-O Enterprise Bhd	91,300	36,309
#	HAP Seng Consolidated Bhd	275,520	469,766
	Hap Seng Plantations Holdings Bhd	44,900	14,361
	Hartalega Holdings Bhd	414,500	732,236
*	Hengyuan Refining Co. Bhd	63,600	45,882
	HeveaBoard Bhd	108,600	9,259
	Hiap Teck Venture Bhd	583,500	22,136

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Bank Bhd	72,890	$224,857
#	Hong Leong Financial Group Bhd	67,713	206,230
	Hong Leong Industries Bhd	26,900	51,211
	Hup Seng Industries Bhd	164,800	36,694
	IGB Bhd	10,577	6,071
	IJM Corp. Bhd	711,214	273,472
	IJM Plantations Bhd	85,300	27,084
	Inari Amertron Bhd	1,100,363	360,311
	Insas Bhd	133,113	18,857
	IOI Corp. Bhd	184,805	174,013
	IOI Properties Group Bhd	354,910	83,729
*	Iris Corp. Bhd	736,100	18,601
#*	Iskandar Waterfront City Bhd	289,100	33,527
#*	JAKS Resources Bhd	315,000	75,489
*	Jaya Tiasa Holdings Bhd	293,305	32,516
	JHM Consolidation Bhd	137,400	30,052
	Kenanga Investment Bank Bhd	159,100	16,762
#	Kerjaya Prospek Group Bhd	234,960	56,897
	Kim Loong Resources Bhd	89,860	22,470
*	KNM Group Bhd	634,784	19,823
*	Kretam Holdings Bhd	266,200	23,318
*	KSL Holdings Bhd	376,864	48,884
	Kuala Lumpur Kepong Bhd	27,868	135,430
	Land & General Bhd	1,013,940	23,292
*	Landmarks Bhd	139,100	8,668
#	LBS Bina Group Bhd	528,060	43,960
	Lii Hen Industries Bhd	73,000	36,366
	Lingkaran Trans Kota Holdings Bhd	72,500	65,404
	Lotte Chemical Titan Holding Bhd	191,900	75,328
#	LPI Capital Bhd	63,200	191,556
	Magni-Tech Industries Bhd	117,333	51,032
	Mah Sing Group Bhd	610,152	61,402
	Malakoff Corp. Bhd	570,000	114,771
	Malayan Banking Bhd	748,421	1,313,521
	Malayan Flour Mills Bhd	285,450	36,863
	Malaysia Airports Holdings Bhd	439,067	533,810
	Malaysia Building Society Bhd	666,603	98,059
*	Malaysian Bulk Carriers Bhd	219,725	18,027
	Malaysian Pacific Industries Bhd	53,263	134,385
	Malaysian Resources Corp. Bhd	783,400	87,594
	Malton Bhd	177,500	15,960
	Matrix Concepts Holdings Bhd	421,050	164,078
	Maxis Bhd	383,500	487,268
	MBM Resources BHD	78,530	52,944
	Media Chinese International, Ltd.	100,600	4,857
#	Mega First Corp. Bhd	78,700	90,960
	MKH Bhd	164,215	38,755
#	MMC Corp. Bhd	193,900	30,951
	MNRB Holdings Bhd	139,467	23,455
*	MPHB Capital Bhd	74,900	12,385
	Muda Holdings Bhd	113,800	33,637
	Muhibbah Engineering M Bhd	112,100	26,805
*	Mulpha International Bhd	87,720	29,630
#	My EG Services Bhd	869,450	255,300
	NTPM Holdings Bhd	103,400	11,226
#	Oriental Holdings BHD	109,500	127,772
	OSK Holdings Bhd	509,764	92,244
	Padini Holdings Bhd	228,200	132,185
	Panasonic Manufacturing Malaysia Bhd	3,400	24,826

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Pantech Group Holdings Bhd	217,196	$19,360
	Paramount Corp. Bhd	183,540	30,598
*	Pentamaster Corp. Bhd	96,800	93,227
#	Petron Malaysia Refining & Marketing Bhd	50,500	46,879
	PIE Industrial Bhd	93,100	27,283
#	Pos Malaysia Bhd	137,200	27,558
	PPB Group Bhd	72,260	275,453
	Press Metal Aluminium Holdings Bhd	412,000	375,161
	Public Bank Bhd	847,370	3,220,487
	QL Resources Bhd	247,704	468,348
	Ranhill Holdings Bhd	205,800	48,161
#	RHB Bank Bhd	452,562	498,042
	Sam Engineering & Equipment M Bhd	16,800	22,712
	Sapura Energy Bhd	2,326,211	45,599
	Sarawak Oil Palms Bhd	57,114	31,885
	Scientex Bhd	138,700	267,133
#	Serba Dinamik Holdings Bhd	597,030	219,024
	Shangri-La Hotels Malaysia Bhd	63,400	66,892
	Sime Darby Plantation Bhd	253,300	290,703
	Sime Darby Property Bhd	1,272,800	191,691
	SKP Resources Bhd	530,700	141,072
	SP Setia Bhd Group	534,168	100,121
	Sunway Construction Group Bhd	187,510	81,167
#	Supermax Corp. Bhd	297,502	170,704
	Suria Capital Holdings Bhd	21,720	4,817
	Syarikat Takaful Malaysia Keluarga Bhd	171,600	175,136
	Ta Ann Holdings Bhd	119,126	61,697
	TA Enterprise Bhd	620,300	71,811
#	TA Global Bhd	529,180	29,482
	Taliworks Corp. Bhd	77,900	14,824
	Tan Chong Motor Holdings Bhd	103,100	25,295
	Telekom Malaysia Bhd	338,960	316,368
	Tenaga Nasional Bhd	639,100	1,809,613
	Thong Guan Industries Bhd	11,900	9,245
	TIME dotCom Bhd	79,100	179,844
*	Tropicana Corp. Bhd	167,491	31,191
	TSH Resources Bhd	142,500	22,559
	Tune Protect Group Bhd	184,300	15,126
	Uchi Technologies Bhd	152,170	84,664
	UEM Edgenta Bhd	125,400	73,625
*	UEM Sunrise Bhd	701,564	69,344
	UMW Holdings Bhd	151,000	74,423
	Unisem M Bhd	10,400	4,784
#	United Malacca Bhd	20,100	20,544
	United Plantations Bhd	14,100	80,617
	UOA Development Bhd	358,600	138,975
*	Velesto Energy Bhd	1,287,935	43,432
	ViTrox Corp. Bhd	61,800	119,058
	VS Industry Bhd	677,381	144,550
#	Wah Seong Corp. Bhd	219,698	31,587
*	WCT Holdings Bhd	475,002	55,319
	Wellcall Holdings Bhd	272,550	50,464
	Westports Holdings Bhd	335,500	286,350
	Yinson Holdings Bhd	245,400	295,109
*	YNH Property Bhd	197,408	114,807
	YTL Corp. Bhd	1,899,830	336,539
#	YTL Power International Bhd	317,846	50,370

TOTAL MALAYSIA			26,693,544

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (2.3%)
	Alfa S.A.B. de C.V., Class A	2,060,747	$843,931
	Alpek S.A.B. de C.V.	365,986	173,115
#*	Alsea S.A.B. de C.V.	353,533	290,149
	America Movil S.A.B. de C.V.	4,985,903	3,012,105
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,407,825
	Arca Continental S.A.B. de C.V.	73,357	282,032
*	Axtel S.A.B. de C.V.	751,020	86,317
#	Banco del Bajio SA	130,899	103,194
*	Bio Pappel S.A.B. de C.V.	22,232	12,905
	Bolsa Mexicana de Valores S.A.B. de C.V.	210,773	380,338
	Cemex S.A.B. de C.V.	3,260,597	689,973
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	11,926	492,663
	Consorcio ARA S.A.B. de C.V.	338,198	41,957
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,490	76,056
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	121,492
	Corp. Actinver S.A.B. de C.V.	9,800	3,782
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	287,068	393,302
	Corp. Moctezuma S.A.B. de C.V.	87,200	193,786
	Credito Real S.A.B. de C.V. SOFOM ER	150,887	89,840
#	El Puerto de Liverpool S.A.B. de C.V.	50,513	127,514
*	Elementia S.A.B. de C.V.	36,084	9,178
#*	Empresas ICA S.A.B. de C.V.	72,400	181
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	3,626
	Fomento Economico Mexicano S.A.B. de C.V.	157,042	1,013,302
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	415	26,697
	Gentera S.A.B. de C.V.	761,373	306,116
	Gruma S.A.B. de C.V., Class B	100,347	950,051
#*	Grupo Aeromexico S.A.B. de C.V.	157,608	61,144
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	199,076	728,621
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,815	298,530
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	94,110	584,239
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	4,576	456,273
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	105,737
	Grupo Bimbo S.A.B. de C.V., Class A	435,528	638,627
#	Grupo Carso S.A.B. de C.V.	130,927	260,105
	Grupo Cementos de Chihuahua S.A.B. de C.V.	87,450	253,449
	Grupo Comercial Chedraui S.A. de C.V.	225,890	269,182
#	Grupo Elektra S.A.B. de C.V.	25,618	1,463,673
*	Grupo Famsa S.A.B. de C.V., Class A	138,137	13,469
	Grupo Financiero Banorte S.A.B. de C.V., Class O	591,335	1,618,865
	Grupo Financiero Inbursa S.A.B. de C.V., Class O	423,605	252,922
#*	Grupo GICSA SAB de CV	209,490	26,598
	Grupo Herdez S.A.B. de C.V.	137,418	170,996
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	3,447
	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	65,815
	Grupo KUO S.A.B. de C.V.	28,600	56,723
#	Grupo Lala S.A.B. de C.V.	266,979	125,730
#	Grupo Mexico S.A.B. de C.V., Class B	999,501	2,125,407
#*	Grupo Pochteca S.A.B. de C.V.	35,990	8,153
#	Grupo Rotoplas S.A.B. de C.V.	100,779	56,911
	Grupo Sanborns S.A.B. de C.V.	147,588	140,846
	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	17,208
	Grupo Simec S.A.B. de C.V., Class B	38,410	80,419
*	Grupo Sports World S.A.B. de C.V.	42,700	27,196
	Grupo Televisa S.A.B., Sponsored ADR	15,502	82,936
	Grupo Televisa S.A.B	861,027	912,079
#*	Grupo Traxion S.A.B. de C.V.	60,930	31,172
*	Hoteles City Express S.A.B. de C.V.	177,546	53,041
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	44,856

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Industrias Bachoco S.A.B. de C.V., Class B	63,286	$184,782
	Industrias CH S.A.B. de C.V.	98,329	326,390
	Industrias Penoles S.A.B. de C.V.	61,459	470,486
	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	264,553
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	534,930	755,751
#*	La Comer S.A.B. de C.V.	308,082	321,875
	Megacable Holdings S.A.B. de C.V.	273,312	680,417
*	Minera Frisco S.A.B. de C.V.	163,510	12,212
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	33,271
	Nemak S.A.B. de C.V.	519,618	95,942
#	Orbia Advance Corp. S.A.B. de C.V.	570,872	679,096
	Organizacion Cultiba S.A.B. de C.V.	24,314	11,097
	Organizacion Soriana S.A.B. de C.V., Class B	226,563	168,082
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	44,857	310,859
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	54,743
	Qualitas Controladora S.A.B. de C.V.	87,577	359,777
*	Regional S.A.B. de C.V.	151,482	372,278
#*	Telesites S.A.B. de C.V.	637,365	414,138
	TV Azteca S.A.B. de C.V.	760,843	13,543
	Unifin Financiera S.A.B. de C.V.	90,981	49,452
*	Vitro S.A.B. de C.V., Class A	87,821	81,805
#	Wal-Mart de Mexico S.A.B. de C.V.	1,026,541	2,477,652

TOTAL MEXICO			30,303,997

PERU — (0.2%)
#	Cementos Pacasmayo SAA, ADR	6,089	37,082
	Cia de Minas Buenaventura SAA, ADR	15,794	118,297
	Credicorp, Ltd.	12,740	1,898,515
*	Fossal SAA, ADR	455	123
*	Grana y Montero SAA, Sponsored ADR	21,229	38,212

TOTAL PERU			2,092,229

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	218,000	47,156
	Aboitiz Equity Ventures, Inc.	397,870	324,559
	Aboitiz Power Corp.	353,200	190,612
*	AC Energy Philippines, Inc.	675,000	30,382
	Altus San Nicolas Corp.	27,268	1,051
*	Apex Mining Co., Inc.	1,427,000	26,703
*	Atlas Consolidated Mining & Development Corp.	168,700	6,327
	Ayala Corp.	38,636	439,489
	Ayala Land, Inc.	1,685,760	1,052,457
*	AyalaLand Logistics Holdings Corp.	612,000	23,539
	Bank of the Philippine Islands	205,975	236,573
	BDO Unibank, Inc.	372,978	733,897
	Cebu Air, Inc.	178,860	171,089
*	CEMEX Holdings Philippines, Inc.	2,035,499	44,666
	Century Pacific Food, Inc.	491,200	138,732
	Century Properties Group, Inc.	500,000	3,591
	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	7,375
	China Banking Corp.	341,837	133,063
	Cosco Capital, Inc.	1,097,300	107,725
	D&L Industries, Inc.	1,364,200	142,684
	DMCI Holdings, Inc.	2,318,950	188,552
*	DoubleDragon Properties Corp.	360,290	115,353
	Eagle Cement Corp.	227,300	36,750
*	East West Banking Corp.	445,150	69,131
	EEI Corp.	357,100	37,958

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Empire East Land Holdings, Inc.	1,223,000	$7,514
	Filinvest Development Corp.	301,500	51,061
	Filinvest Land, Inc.	5,528,000	103,422
	First Gen Corp.	693,400	259,734
	First Philippine Holdings Corp.	168,570	191,574
*	Global Ferronickel Holdings, Inc.	762,228	13,429
	Globe Telecom, Inc.	9,130	396,062
	GT Capital Holdings, Inc.	22,369	200,271
*	Holcim Philippines, Inc.	104,200	23,593
	Integrated Micro-Electronics, Inc.	339,960	39,523
	International Container Terminal Services, Inc.	232,580	406,810
	JG Summit Holdings, Inc.	490,170	488,188
	Jollibee Foods Corp.	121,930	344,473
*	Lepanto Consolidated Mining Co.	1,834,182	2,985
	Lopez Holdings Corp.	1,438,900	74,415
	MacroAsia Corp.	96,450	9,596
	Manila Electric Co.	52,430	261,783
	Manila Water Co., Inc.	615,600	129,103
	Max’s Group, Inc.	216,700	28,468
	Megawide Construction Corp.	345,474	44,815
	Megaworld Corp.	3,838,600	193,707
	Metro Pacific Investments Corp.	4,341,000	218,860
	Metro Retail Stores Group, Inc.	714,000	26,848
	Metropolitan Bank & Trust Co.	274,235	209,742
	Nickel Asia Corp.	2,019,400	67,277
	Pepsi-Cola Products Philippines, Inc.	737,300	27,971
	Petron Corp.	1,186,800	74,880
	Philex Mining Corp.	819,300	37,231
*	Philippine National Bank	247,752	117,130
	Philippine Stock Exchange, Inc. (The)	5,304	17,752
	Phoenix Petroleum Philippines, Inc.	189,140	43,677
	Pilipinas Shell Petroleum Corp.	207,090	75,790
#	PLDT, Inc., Sponsored ADR	14,727	364,493
	PLDT, Inc.	17,425	441,638
	Puregold Price Club, Inc.	524,830	477,679
*	PXP Energy Corp.	151,300	12,925
	RFM Corp.	532,000	47,459
	Rizal Commercial Banking Corp.	339,756	111,143
	Robinsons Land Corp.	1,350,566	399,042
	Robinsons Retail Holdings, Inc.	186,020	245,666
	San Miguel Food and Beverage, Inc.	110,620	129,942
	Security Bank Corp.	69,546	140,683
	Semirara Mining & Power Corp.	667,880	158,523
	Shakey’s Pizza Asia Ventures, Inc.	33,900	4,521
	SM Investments Corp.	13,940	232,346
	SM Prime Holdings, Inc.	1,423,012	866,560
	SSI Group, Inc.	945,000	25,119
	STI Education Systems Holdings, Inc.	1,171,000	7,974
*	Top Frontier Investment Holdings, Inc.	10,142	28,400
	Union Bank Of Philippines	135,942	145,506
	Universal Robina Corp.	219,990	544,514
	Vista Land & Lifescapes, Inc.	3,217,400	274,217
	Vistamalls, Inc.	82,400	6,626
	Wilcon Depot, Inc.	493,700	142,942

TOTAL PHILIPPINES			13,305,016

POLAND — (1.1%)
	Agora SA	20,446	37,946
#*	Alior Bank SA	48,853	179,257

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Alumetal SA	2,578	$24,269
	Amica SA	3,936	93,026
#*	AmRest Holdings SE	22,525	151,131
	Apator SA	5,949	27,325
	Asseco Poland SA	7,054	113,992
	Bank Handlowy w Warszawie SA	9,046	80,398
#*	Bank Millennium SA	227,455	154,902
*	Bank Ochrony Srodowiska SA	10,593	12,300
	Bank Polska Kasa Opieki SA	11,761	149,186
*	Bioton SA	23,777	21,834
*	Boryszew SA	46,467	40,704
	Budimex SA	5,973	292,408
#	CCC SA	10,842	136,960
	CD Projekt SA	4,498	393,793
#*	Ciech SA	23,153	222,839
	ComArch SA	1,142	56,931
	Cyfrowy Polsat SA	76,837	475,069
*	Develia SA	192,214	92,078
*	Dino Polska SA	13,326	563,554
	Dom Development SA	4,063	76,875
#	Echo Investment SA	23,938	25,880
*	Enea SA	137,066	185,140
*	Fabryki Mebli Forte SA	8,318	38,695
	Famur SA	138,692	69,439
	Firma Oponiarska Debica SA	1,289	22,810
*	Getin Noble Bank SA	290,102	16,039
	Globe Trade Centre SA	66,685	124,493
*	Grupa Azoty SA	24,893	159,693
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	7,845
	Grupa Kety SA	6,769	593,931
	Grupa Lotos SA	54,804	831,665
#*	ING Bank Slaski SA	6,365	206,255
	Inter Cars SA	3,991	185,259
#	Jastrzebska Spolka Weglowa SA	30,411	100,965
	Kernel Holding SA	38,613	373,956
*	KGHM Polska Miedz SA	73,029	1,373,615
	KRUK SA	7,377	140,236
	LPP SA	361	569,038
	Lubelski Wegiel Bogdanka SA	7,028	35,879
*	mBank SA	3,107	165,461
*	Netia SA	82,111	78,469
	Neuca SA	1,271	153,378
*	Orange Polska SA	242,046	411,030
*	PGE Polska Grupa Energetyczna SA	229,403	229,445
	PKP Cargo SA	17,395	50,332
	Polski Koncern Naftowy Orlen SA	130,076	1,974,468
	Polskie Gornictwo Naftowe i Gazownictwo SA	328,814	295,974
	Powszechna Kasa Oszczednosci Bank Polski SA	157,201	841,302
	Powszechny Zaklad Ubezpieczen SA	133,435	984,899
	Santander Bank Polska SA	5,944	236,274
	Stalexport Autostrady SA	74,167	51,798
	Stalprodukt SA	658	22,167
#*	Tauron Polska Energia SA	688,539	189,044
*	VRG SA	79,132	52,971
	Warsaw Stock Exchange	13,108	128,390
	Wawel SA	227	30,999
*	Zespol Elektrowni Patnow Adamow Konin SA	2,460	4,426

TOTAL POLAND			14,358,437

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.1%)
	Commercial Bank PSQC (The)	24,220	$26,668
	Barwa Real Estate Co.	319,616	251,039
*	Doha Bank QPSC	38,735	21,423
	Industries Qatar QSC	5,677	10,962
	Masraf Al Rayan QSC	46,699	48,869
*	Mazaya Qatar Real Estate Development QSC	98,303	17,787
	Ooredoo QPSC	53,515	93,620
	Qatar Electricity & Water Co QSC	5,175	21,394
	Qatar Fuel QSC	27,290	119,839
	Qatar Gas Transport Co., Ltd.	119,096	81,573
	Qatar Insurance Co. SAQ	33,399	18,312
	Qatar International Islamic Bank QSC	27,843	61,137
	Qatar Islamic Bank SAQ	51,477	218,753
	Qatar National Bank QPSC	14,187	66,915
	Qatar National Cement Co. QSC	11,824	11,242
	Qatar Navigation QSC	24,670	38,500
	Vodafone Qatar QSC	70,135	20,938

TOTAL QATAR			1,128,971

RUSSIA — (1.5%)
	Etalon Group P.L.C., GDR	52,035	59,307
	Etalon Group P.L.C., GDR	4,553	5,190
	Gazprom PJSC, Sponsored ADR	220,702	1,117,626
	Gazprom PJSC, Sponsored ADR	141,681	715,489
	Globaltrans Investment P.L.C., GDR	13,798	78,117
	Globaltrans Investment P.L.C., GDR	16,899	95,648
	Lukoil PJSC, Sponsored ADR	19,005	1,227,153
	Lukoil PJSC, Sponsored ADR	48,652	3,173,946
	Magnitogorsk Iron & Steel Works PJSC, GDR	46,563	326,837
*	Mail.Ru Group, Ltd., GDR	1,271	22,900
*	Mail.Ru Group, Ltd., GDR	10,141	182,538
*	Mechel PJSC, Sponsored ADR	14,684	23,348
	MMC Norilsk Nickel PJSC, ADR	7,978	218,119
	MMC Norilsk Nickel PJSC, ADR	63,265	1,754,834
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	549,954
	Novatek PJSC, GDR	3,401	477,500
	Novolipetsk Steel PJSC, GDR	21,109	361,295
	Novolipetsk Steel PJSC, GDR	2,526	43,574
	O’Key Group SA, GDR	6,334	4,850
	PhosAgro PJSC, GDR	24,221	291,959
	PhosAgro PJSC, GDR	2,510	30,321
	Polyus PJSC, GDR	4,024	327,755
	Ros Agro P.L.C., GDR	818	6,900
	Ros Agro P.L.C., GDR	7,201	60,920
	Rosneft Oil Co. PJSC, GDR	125,858	564,096
	Rosneft Oil Co. PJSC, GDR	126,625	567,727
	Rostelecom PJSC, Sponsored ADR	15,006	97,539
	Rostelecom PJSC, Sponsored ADR	19,115	126,836
	RusHydro PJSC, ADR	240,058	191,782
	Sberbank of Russia PJSC, Sponsored ADR	231,699	2,459,818
	Severstal PAO, GDR	34,964	416,802
	Severstal PAO, GDR	7,451	88,965
	Tatneft PJSC, Sponsored ADR	14,051	625,953
	Tatneft PJSC, Sponsored ADR	23,832	1,058,737
	TMK PJSC, GDR	18,979	57,317
	TMK PJSC, GDR	13,562	40,218
	VEON, Ltd., ADR	176,284	301,446
	VTB Bank PJSC, GDR	171,074	160,473
	VTB Bank PJSC, GDR	314,944	297,307

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	X5 Retail Group NV, GDR	24,211	$714,544
	X5 Retail Group NV, GDR	820	24,206

TOTAL RUSSIA			18,949,846

SAUDI ARABIA — (0.0%)
	Al Rajhi Bank	1,700	25,841

SOUTH AFRICA — (4.7%)
#	Absa Group, Ltd.	289,661	1,429,521
	Adcorp Holdings, Ltd.	61,325	13,792
	Advtech, Ltd.	323,333	151,838
	AECI, Ltd.	85,439	342,498
	African Oxygen, Ltd.	83,411	74,253
	African Phoenix Investments, Ltd.	282,387	5,480
	African Rainbow Minerals, Ltd.	78,883	577,364
	Afrimat, Ltd.	59,000	82,399
	Alexander Forbes Group Holdings, Ltd.	202,587	43,974
	Allied Electronics Corp., Ltd., Class A	147,357	163,230
	Alviva Holdings, Ltd.	81,663	21,969
	Anglo American Platinum, Ltd.	17,832	935,823
	AngloGold Ashanti, Ltd., Sponsored ADR	185,065	4,513,735
*	ArcelorMittal South Africa, Ltd.	164,858	5,766
	Assore, Ltd.	19,334	328,422
	Astral Foods, Ltd.	35,227	366,727
	AVI, Ltd.	180,140	762,588
	Barloworld, Ltd.	156,320	573,508
	Bid Corp., Ltd.	79,159	1,031,616
	Bidvest Group, Ltd. (The)	130,939	1,063,346
*	Blue Label Telecoms, Ltd.	273,933	31,513
#*	Brait SE	438,037	93,232
	Capitec Bank Holdings, Ltd.	12,612	614,822
	Cashbuild, Ltd.	17,209	139,810
	Caxton and CTP Publishers and Printers, Ltd.	26,485	7,051
	City Lodge Hotels, Ltd.	18,594	27,597
	Clicks Group, Ltd.	122,955	1,531,561
	Coronation Fund Managers, Ltd.	121,351	236,389
	Curro Holdings, Ltd.	65,841	34,519
	DataTec, Ltd.	159,684	210,188
	Dis-Chem Pharmacies, Ltd.	123,787	146,934
	Discovery, Ltd.	177,163	929,490
	DRDGOLD, Ltd., Sponsored ADR	5,808	52,504
*	enX Group, Ltd.	10,265	3,231
*	EOH Holdings, Ltd.	74,757	15,361
	Evraz Highveld Steel And Vanad	5,882	0
	Exxaro Resources, Ltd.	129,781	753,408
	Famous Brands, Ltd.	32,956	72,921
	FirstRand, Ltd.	1,332,731	2,908,691
	Foschini Group, Ltd. (The)	140,001	549,296
	Gold Fields, Ltd.	29,233	217,599
	Gold Fields, Ltd., Sponsored ADR	521,793	3,829,961
*	Grand Parade Investments, Ltd.	131,391	15,622
*	Grindrod Shipping Holdings, Ltd.	8,149	19,476
	Grindrod, Ltd.	298,451	56,048
*	Harmony Gold Mining Co., Ltd.	113,948	419,358
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	551,333
	Hudaco Industries, Ltd.	23,402	84,855
	Impala Platinum Holdings, Ltd.	253,150	1,509,851
	Imperial Logistics, Ltd.	117,688	206,964
	Investec, Ltd.	89,431	186,248

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Invicta Holdings, Ltd.	17,919	$4,945
	Italtile, Ltd.	143,246	76,990
	JSE, Ltd.	37,666	210,217
	KAP Industrial Holdings, Ltd.	1,458,712	158,181
	Kumba Iron Ore, Ltd.	30,824	580,130
	Lewis Group, Ltd.	57,542	49,009
	Liberty Holdings, Ltd.	102,435	388,449
*	Long4Life, Ltd.	377,832	56,285
#*	Massmart Holdings, Ltd.	84,688	112,958
	Merafe Resources, Ltd.	704,578	13,966
	Metair Investments, Ltd.	117,754	94,276
	MiX Telematics, Ltd., Sponsored ADR	8,700	80,562
	Momentum Metropolitan Holdings	729,985	683,040
*	Motus Holdings Ltd.	90,729	147,780
	Mpact, Ltd.	120,100	49,677
	Mr. Price Group, Ltd.	94,251	671,512
#	MTN Group, Ltd.	659,953	1,734,263
*	MultiChoice Group, Ltd.	194,005	909,282
	Murray & Roberts Holdings, Ltd.	245,552	72,644
*	Nampak, Ltd.	431,250	38,752
	Naspers, Ltd., Class N	39,634	6,168,969
	Nedbank Group, Ltd.	201,526	1,171,564
	NEPI Rockcastle P.L.C.	139,868	598,537
*	Ninety One, Ltd.	44,715	94,204
*	Northam Platinum, Ltd.	196,332	973,106
	Novus Holdings, Ltd.	10,396	834
	Oceana Group, Ltd.	59,486	196,502
	Old Mutual, Ltd.	1,082,679	785,920
*	Omnia Holdings, Ltd.	110,305	139,910
	Peregrine Holdings, Ltd.	147,179	149,530
	Pick n Pay Stores, Ltd.	206,862	648,052
*	PPC, Ltd.	1,097,019	73,317
	PSG Group, Ltd.	51,805	442,455
	PSG Konsult, Ltd.	145,372	60,031
	Raubex Group, Ltd.	103,405	95,676
	RCL Foods, Ltd.	19,226	9,934
	Reunert, Ltd.	122,724	264,959
	RFG Holdings, Ltd.	55,653	43,800
*	Royal Bafokeng Platinum, Ltd.	74,273	131,829
	Sanlam, Ltd.	444,932	1,422,408
	Santam, Ltd.	20,024	296,794
*	Sappi, Ltd.	420,554	511,143
#*	Sasol, Ltd.	11,323	53,738
*	Sasol, Ltd., Sponsored ADR	125,832	601,477
	Shoprite Holdings, Ltd.	199,037	1,152,177
*	Sibanye Stillwater, Ltd.	738,073	1,503,582
*	Sibanye Stillwater, Ltd., ADR	146,127	1,164,635
	SPAR Group, Ltd. (The)	70,571	672,668
	Spur Corp., Ltd.	44,681	40,932
*	Stadio Holdings, Ltd.	55,206	3,225
	Standard Bank Group, Ltd.	530,319	2,926,140
#*	Steinhoff International Holdings NV	643,070	38,655
*	Super Group, Ltd.	267,571	201,444
	Telkom SA SOC, Ltd.	192,751	213,710
	Tiger Brands, Ltd.	79,661	775,702
*	Tongaat Hulett, Ltd.	82,116	28,986
	Transaction Capital, Ltd.	191,298	156,473
	Trencor, Ltd.	107,914	43,423
	Truworths International, Ltd.	260,199	410,739

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Vodacom Group, Ltd.	245,253	$1,629,916
	Wilson Bayly Holmes-Ovcon, Ltd.	36,659	188,106
	Woolworths Holdings, Ltd.	385,388	634,673

TOTAL SOUTH AFRICA			60,796,475

SOUTH KOREA — (14.3%)
*	3S Korea Co., Ltd.	8,243	15,952
	ABco Electronics Co., Ltd.	3,678	13,211
*	Able C&C Co., Ltd.	2,437	20,321
	ABOV Semiconductor Co., Ltd.	5,668	38,659
*	Abpro Bio Co., Ltd.	45,652	23,301
*	Ace Technologies Corp.	7,562	52,521
*	ADTechnology Co., Ltd.	340	6,935
	Advanced Nano Products Co., Ltd.	1,159	11,934
	Advanced Process Systems Corp.	2,912	61,905
	Aekyung Petrochemical Co., Ltd.	8,325	48,704
	AfreecaTV Co., Ltd.	3,846	190,797
*	Agabang&Company	12,948	35,763
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	27,121
	Ahnlab, Inc.	1,337	63,922
	AJ Networks Co., Ltd.	12,026	36,955
*	Ajin Industrial Co., Ltd.	15,410	27,583
	AK Holdings, Inc.	3,176	65,812
*	ALUKO Co., Ltd.	21,440	33,460
*	Aminologics Co., Ltd.	18,012	26,228
	Amorepacific Corp.	4,231	612,859
	AMOREPACIFIC Group	6,604	316,057
*	Amotech Co., Ltd.	2,859	49,339
*	Anam Electronics Co., Ltd.	8,387	11,657
*	Ananti, Inc.	15,664	129,077
*	Apact Co., Ltd.	6,201	31,521
*	Aprogen Healthcare & Games, Inc.	25,054	24,168
*	Aprogen KIC, Inc.	2,120	6,180
*	APS Holdings Corp.	6,260	39,868
	Asia Cement Co., Ltd.	944	52,796
	ASIA Holdings Co., Ltd.	649	44,633
	Asia Paper Manufacturing Co., Ltd.	3,151	84,075
*	Asiana Airlines, Inc.	56,407	194,569
	Atinum Investment Co., Ltd.	13,201	18,223
	Aurora World Corp.	2,940	26,240
	Austem Co., Ltd.	16,074	23,356
	Autech Corp.	7,412	57,525
	Avaco Co., Ltd.	3,893	20,381
	Baiksan Co., Ltd.	6,975	32,219
*	Barun Electronics Co., Ltd.	355	1,142
*	Barunson Entertainment & Arts Corp.	15,922	30,014
#	Bcworld Pharm Co., Ltd.	1,425	23,910
	BGF Co., Ltd.	17,273	68,446
	BGF retail Co., Ltd.	2,241	289,917
*	BH Co., Ltd.	12,339	170,883
*	Binex Co., Ltd.	5,448	51,793
	Binggrae Co., Ltd.	2,078	109,489
	BioSmart Co., Ltd.	5,234	19,187
*	Biovill Co., Ltd.	12,806	3,222
	BIT Computer Co., Ltd.	4,083	34,098
	Bixolon Co., Ltd.	6,510	26,371
*	Bluecom Co., Ltd.	6,343	21,097
	BNK Financial Group, Inc.	69,674	289,751
	Boditech Med, Inc.	5,648	106,112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BoKwang Industry Co., Ltd.	7,220	$28,647
	Bolak Co., Ltd.	8,270	12,337
	Bookook Securities Co., Ltd.	1,360	20,598
*	Boryung Medience Co., Ltd.	4,697	16,171
*	Bosung Power Technology Co., Ltd.	12,851	18,213
*	Brain Contents Co., Ltd.	63,853	35,869
	Bubang Co., Ltd.	6,068	10,717
	Bukwang Pharmaceutical Co., Ltd.	6,987	148,959
	Busan City Gas Co., Ltd.	1,518	44,984
	BYC Co., Ltd.	105	16,670
*	BYON Co., Ltd.	24,096	21,796
*	Byucksan Corp.	25,334	32,913
*	CammSys Corp.	22,883	50,570
*	Capro Corp.	21,846	57,825
	Caregen Co., Ltd.	1,154	54,932
	Cell Biotech Co., Ltd.	1,443	17,058
*	Celltrion Pharm, Inc.	2,403	139,805
	Changhae Ethanol Co., Ltd.	1,423	17,588
*	Charm Engineering Co., Ltd.	22,386	24,036
	Cheil Worldwide, Inc.	23,058	336,527
#	Chemtronics Co., Ltd.	5,669	54,854
	Cheryong Electric Co., Ltd.	2,732	12,487
	Chinyang Holdings Corp.	14,183	26,905
*	Choa Pharmaceutical Co.	4,050	12,604
	Chong Kun Dang Pharmaceutical Corp.	2,829	225,238
	Choong Ang Vaccine Laboratory	2,018	26,402
*	Chorokbaem Media Co., Ltd.	35,546	50,658
	Chosun Refractories Co., Ltd.	661	40,880
	Chungdahm Learning, Inc.	3,558	51,608
*	CJ CGV Co., Ltd.	7,018	154,339
	CJ CheilJedang Corp.	2,948	663,153
	CJ Corp.	8,656	578,153
	CJ ENM Co., Ltd.	4,732	497,836
	CJ Freshway Corp.	3,084	53,085
*	CJ Logistics Corp.	3,445	418,386
*	CJ Seafood Corp.	9,592	32,058
	CKD Bio Corp.	1,789	44,538
	Clean & Science Co., Ltd.	2,765	50,799
	CLIO Cosmetics Co., Ltd.	1,429	26,285
*	CODI-M Co., Ltd.	16,364	4,502
	Com2uSCorp	2,960	260,658
	Commax Co., Ltd.	3,567	10,218
*	Coreana Cosmetics Co., Ltd.	6,531	27,801
	Cosmax BTI, Inc.	1,847	23,773
*	COSMAX NBT Inc.	4,988	19,518
	Cosmax, Inc.	2,823	206,171
*	Cosmecca Korea Co., Ltd.	1,651	15,250
*	CosmoAM&T Co., Ltd.	5,719	41,415
*	Cosmochemical Co., Ltd.	5,817	36,702
*	COSON Co., Ltd.	7,465	35,209
	Coway Co., Ltd.	13,932	706,099
	COWELL FASHION Co., Ltd.	17,951	80,864
*	Creative & Innovative System	9,155	29,529
	CROWNHAITAI Holdings Co., Ltd.	4,773	34,245
*	CrucialTec Co., Ltd.	32,411	10,018
	CS Wind Corp.	913	24,108
*	CTC BIO, Inc.	3,110	18,811
*	CTGen Co., Ltd.	9,318	11,765
	Cuckoo Holdings Co., Ltd.	516	38,470

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Homesys Co., Ltd.	1,914	$54,912
*	Curexo, Inc.	3,543	12,733
#*	Curo Co., Ltd.	32,241	22,774
	Cymechs, Inc.	2,466	19,189
	D.I Corp.	9,428	25,199
*	DA Technology Co., Ltd.	7,655	6,115
	Dae Dong Industrial Co., Ltd.	10,164	37,832
	Dae Han Flour Mills Co., Ltd.	671	71,801
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	32,158
	Dae Hyun Co., Ltd.	11,147	16,883
	Dae Won Kang Up Co., Ltd.	19,618	46,618
*	Dae Young Packaging Co., Ltd.	31,775	30,397
	Daea TI Co., Ltd.	10,645	55,780
	Daechang Co., Ltd.	19,501	18,060
	Daechang Forging Co., Ltd.	807	14,572
	Daeduck Electronics Co.	3,494	23,540
	Daehan Steel Co., Ltd.	7,550	39,078
*	Dae-Il Corp.	12,271	13,849
*	Daejoo Electronic Materials Co., Ltd.	1,884	29,033
	Daekyo Co., Ltd.	8,911	34,860
	Daelim B&Co Co., Ltd.	4,387	12,603
	Daelim Industrial Co., Ltd.	14,003	1,010,373
*	Daemyung Sonoseason Co., Ltd.	22,117	23,523
	Daesang Corp.	12,237	220,951
	Daesang Holdings Co., Ltd.	8,544	44,826
	Daesung Energy Co., Ltd.	2,270	8,747
*	Daesung Industrial Co., Ltd.	9,382	24,004
*	Daewon Cable Co., Ltd.	22,526	18,635
*	Daewon Media Co., Ltd.	2,653	15,283
	Daewon Pharmaceutical Co., Ltd.	6,068	73,631
	Daewon San Up Co., Ltd.	6,131	22,815
*	Daewoo Engineering & Construction Co., Ltd.	85,948	252,183
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	238,107
	Daewoong Co., Ltd.	7,362	104,976
	Daewoong Pharmaceutical Co., Ltd.	245	21,480
	Daihan Pharmaceutical Co., Ltd.	2,228	54,399
	Daishin Securities Co., Ltd.	19,883	162,642
*	Danal Co., Ltd.	18,356	63,185
	Danawa Co., Ltd.	2,714	59,997
	Daou Data Corp.	8,922	60,016
	Daou Technology, Inc.	15,049	202,894
*	Dasan Networks, Inc.	7,284	41,339
	Dawonsys Co., Ltd.	4,711	63,820
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	21,900
*	Dayou Plus Co., Ltd.	20,668	11,025
	DB Financial Investment Co., Ltd.	12,275	35,629
	DB HiTek Co., Ltd.	16,379	360,102
	DB Insurance Co., Ltd.	29,085	1,062,330
*	DB, Inc.	53,148	32,587
	DCM Corp.	1,241	10,744
*	Dentium Co., Ltd.	2,353	72,663
*	Deutsch Motors, Inc.	11,723	64,531
*	Development Advance Solution Co., Ltd.	6,743	30,760
	DGB Financial Group, Inc.	72,683	315,517
	DHP Korea Co., Ltd.	4,848	28,538
	DI Dong Il Corp.	717	36,065
	Digital Chosun Co., Ltd.	13,524	20,453
	Digital Daesung Co., Ltd.	3,077	19,461
	Digital Power Communications Co., Ltd.	3,843	32,475

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	DIO Corp.	4,613	$109,242
	Display Tech Co., Ltd.	696	1,719
	DMS Co., Ltd.	10,092	33,770
	Dohwa Engineering Co., Ltd.	1,622	12,024
	Dong A Eltek Co., Ltd.	5,016	28,289
	Dong Ah Tire & Rubber Co., Ltd.	2,864	26,124
	Dong-A ST Co., Ltd.	2,282	171,271
	Dong-Ah Geological Engineering Co., Ltd.	4,846	69,323
	Dongbu Corp.	3,827	26,531
	Dongil Industries Co., Ltd.	730	30,327
	Dongjin Semichem Co., Ltd.	17,598	228,038
	DongKook Pharmaceutical Co., Ltd.	1,511	117,420
	Dongkuk Industries Co., Ltd.	19,628	33,773
*	Dongkuk Steel Mill Co., Ltd.	37,868	132,335
	Dongkuk Structures & Construction Co., Ltd.	16,680	29,773
	Dongsuh Cos., Inc.	4,167	59,112
	DONGSUNG Corp.	11,591	39,209
	Dongsung Finetec Co., Ltd.	7,976	52,152
	Dongwha Enterprise Co., Ltd.	2,550	31,770
	Dongwha Pharm Co., Ltd.	8,697	80,288
	Dongwon Development Co., Ltd.	30,221	88,465
	Dongwon F&B Co., Ltd.	673	109,382
	Dongwon Industries Co., Ltd.	898	167,837
	Dongwon Systems Corp.	2,368	42,788
	Dongyang E&P, Inc.	3,315	28,954
*	Dongyang Steel Pipe Co., Ltd.	18,247	15,514
	Doosan Bobcat, Inc.	18,708	362,100
	Doosan Co., Ltd.	2,583	86,039
*	Doosan Fuel Cell Co., Ltd.	8,641	53,196
*	Doosan Heavy Industries & Construction Co., Ltd.	79,422	258,000
#*	Doosan Infracore Co., Ltd.	84,464	297,169
*	Doosan Solus Co., Ltd.	4,763	129,849
	DoubleUGames Co., Ltd.	4,961	236,127
	Douzone Bizon Co., Ltd.	7,423	537,959
	DRB Holding Co., Ltd.	3,863	18,489
*	Dream Security Co., Ltd.	7,139	14,455
*	Dreamus Co.	2,691	11,131
	DSR Wire Corp.	1,764	5,243
	DTR Automotive Corp.	2,675	55,495
*	Duk San Neolux Co., Ltd.	2,327	59,931
	DY Corp.	8,382	27,056
	DY POWER Corp.	3,899	25,175
	e Tec E&C, Ltd.	1,166	78,670
	E1 Corp.	1,823	51,582
	Easy Bio, Inc.	25,580	89,434
	Ecopro Co., Ltd.	7,642	127,436
	e-Credible Co., Ltd.	1,402	21,547
	Eehwa Construction Co., Ltd.	2,332	10,590
*	EG Corp.	493	2,945
*	Ehwa Technologies Information Co., Ltd.	240,455	34,367
#	Elcomtec Co., Ltd.	9,977	16,581
	Elentec Co., Ltd.	6,192	20,278
	E-MART, Inc.	4,800	472,996
*	EMKOREA Co., Ltd.	8,717	24,501
*	EM-Tech Co., Ltd.	7,200	48,446
*	EMW Co., Ltd.	3,658	1,565
#	ENF Technology Co., Ltd.	7,754	169,195
	Eo Technics Co., Ltd.	661	39,455
	Estechpharma Co., Ltd.	2,989	23,723

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Corp.	28,810	$98,349
	Eugene Investment & Securities Co., Ltd.	42,469	98,864
	Eugene Technology Co., Ltd.	3,718	53,730
*	Eusu Holdings Co., Ltd.	6,956	33,979
	EVERDIGM Corp.	5,254	15,835
*	Exem Co., Ltd.	3,347	9,590
	F&F Co., Ltd.	2,309	202,708
	Farmsco	6,812	25,241
*	Feelux Co., Ltd.	12,210	51,852
	Fila Holdings Corp.	20,908	597,769
	Fine Semitech Corp.	6,021	39,629
*	FN Republic Co., Ltd.	20,555	8,839
*	FNC Entertainment Co., Ltd.	1,512	7,542
	Foosung Co., Ltd.	18,742	103,615
*	Fourth-Link, Inc.	6,152	1,382
	Fursys, Inc.	1,797	40,774
	Gabia, Inc.	4,174	49,481
*	Gamevil, Inc.	1,925	39,074
	Gaon Cable Co., Ltd.	1,471	18,675
	Gemvaxlink Co., Ltd.	20,694	17,762
*	Genie Music Corp.	5,644	11,505
	Geumhwa PSC Co., Ltd.	500	11,558
*	Gigalane Co., Ltd.	11,619	10,719
	Global Standard Technology Co., Ltd.	3,167	35,894
	GMB Korea Corp.	4,841	17,604
*	GNCO Co., Ltd.	25,842	30,090
	GOLFZON Co., Ltd.	1,742	76,534
	Golfzon Newdin Holdings Co., Ltd.	11,819	32,813
*	Good People Co., Ltd.	8,494	15,741
	Green Cross Cell Corp.	1,619	51,936
	Green Cross Corp.	851	103,936
	Green Cross Holdings Corp.	4,486	78,199
	GS Engineering & Construction Corp.	30,868	644,517
*	GS Global Corp.	28,138	41,023
	GS Holdings Corp.	30,813	969,543
	GS Home Shopping, Inc.	1,804	189,009
	GS Retail Co., Ltd.	14,230	443,387
	Gwangju Shinsegae Co., Ltd.	320	38,455
*	GY Commerce Co., Ltd.	6,187	2,142
	HAESUNG DS Co., Ltd.	3,378	41,125
	Haimarrow Food Service Co., Ltd.	22,652	51,930
	Haitai Confectionery & Foods Co., Ltd.	2,525	14,680
*	Halla Corp.	12,823	32,697
	Halla Holdings Corp.	4,229	104,885
*	Han Chang Corp.	12,700	25,427
	Han Kuk Carbon Co., Ltd.	7,373	41,810
	Hana Financial Group, Inc.	65,507	1,495,386
	Hana Micron, Inc.	11,094	43,912
#	Hana Tour Service, Inc.	4,480	156,401
*	Hanall Biopharma Co., Ltd.	3,829	76,396
	HanChang Paper Co., Ltd.	7,808	14,020
*	Hancom MDS, Inc.	2,533	23,732
*	Hancom, Inc.	8,299	85,667
	Handok, Inc.	3,495	64,440
	Handsome Co., Ltd.	7,877	158,928
	Hanil Cement Co., Ltd.	1,072	75,464
	Hanil Holdings Co., Ltd.	878	30,579
	Hanil Hyundai Cement Co., Ltd.	500	13,095
*	Hanil Vacuum Co., Ltd.	25,230	12,630

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanjin Heavy Industries & Construction Co., Ltd.	12,117	$62,665
	Hanjin Kal Corp.	2,483	177,564
	Hanjin Transportation Co., Ltd.	3,519	133,645
	Hankook Cosmetics Manufacturing Co., Ltd.	456	14,193
	Hankook Shell Oil Co., Ltd.	457	98,489
	Hankook Tire & Technology Co., Ltd.	36,260	636,170
	Hankuk Paper Manufacturing Co., Ltd.	2,272	26,812
	Hanmi Semiconductor Co., Ltd.	7,872	50,588
	HanmiGlobal Co., Ltd.	3,314	20,958
	Hanon Systems	45,925	345,942
	Hans Biomed Corp.	1,476	23,280
	Hansae Co., Ltd.	7,886	77,675
	Hansae Yes24 Holdings Co., Ltd.	6,281	27,111
	Hanshin Construction	5,084	54,896
	Hanshin Machinery Co.	11,420	13,087
	Hansol Chemical Co., Ltd.	3,688	260,622
*	Hansol Holdings Co., Ltd.	24,136	59,426
*	Hansol HomeDeco Co., Ltd.	40,610	29,902
	Hansol Paper Co., Ltd.	11,350	146,679
*	Hansol Technics Co., Ltd.	16,389	81,334
	Hanssem Co., Ltd.	2,045	122,669
*	Hanwha General Insurance Co., Ltd.	39,443	70,772
*	Hanwha Investment & Securities Co., Ltd.	60,940	89,026
	Hanwha Life Insurance Co., Ltd.	72,821	108,500
	Hanwha Solutions Corp.	27,823	332,985
	Hanyang Eng Co., Ltd.	6,152	50,797
	Hanyang Securities Co., Ltd.	5,181	26,763
*	Harim Co., Ltd.	8,916	19,503
	Harim Holdings Co., Ltd.	11,610	61,026
#	HB Technology Co., Ltd.	13,027	25,691
	HDC Holdings Co., Ltd.	15,767	120,955
	HDC Hyundai Engineering Plastics Co., Ltd.	9,569	29,565
	HDC I-Controls Co., Ltd.	2,438	17,187
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	70,712
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	49,415
*	HLB Life Science Co., Ltd.	7,491	116,537
#*	HLB, Inc.	4,624	362,566
*	HMM Co., Ltd	50,797	150,919
*	Homecast Co., Ltd.	8,164	23,890
	Hotel Shilla Co., Ltd.	10,778	753,562
	HS Industries Co., Ltd.	19,339	130,640
	HS R&A Co., Ltd.	24,330	32,505
*	HSD Engine Co., Ltd.	10,450	29,427
	Huchems Fine Chemical Corp.	8,498	122,602
*	Hugel, Inc.	293	91,929
*	Humax Co., Ltd.	10,256	28,817
	Humedix Co., Ltd.	1,789	29,386
	Huons Co., Ltd.	2,591	103,413
	Huons Global Co., Ltd.	2,020	52,382
	Husteel Co., Ltd.	2,394	13,264
#	Huvis Corp.	8,020	35,808
	Huvitz Co., Ltd.	4,994	31,770
	Hwa Shin Co., Ltd.	11,649	22,013
	Hwacheon Machine Tool Co., Ltd.	515	13,038
*	Hwajin Co., Ltd.	13,178	6,205
	Hwangkum Steel & Technology Co., Ltd.	5,147	25,016
	Hwaseung Enterprise Co., Ltd.	7,468	77,117
	HwaSung Industrial Co., Ltd.	4,660	34,870
	Hy-Lok Corp.	6,254	62,403

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyosung Advanced Materials Corp.	1,594	$107,244
	Hyosung Chemical Corp.	1,136	107,535
	Hyosung Corp.	2,554	146,183
*	Hyosung Heavy Industries Corp.	1,980	29,230
	Hyosung TNC Co., Ltd.	1,540	164,782
*	Hyulim ROBOT Co., Ltd.	21,742	15,022
*	Hyundai Bioscience Co., Ltd.	6,711	59,315
	Hyundai BNG Steel Co., Ltd.	6,287	37,165
*	Hyundai Construction Equipment Co., Ltd.	6,858	103,864
	Hyundai Corp Holdings, Inc.	2,602	20,756
	Hyundai Corp.	4,149	49,967
	Hyundai Department Store Co., Ltd.	3,764	224,583
*	Hyundai Electric & Energy System Co., Ltd.	10,097	68,354
	Hyundai Elevator Co., Ltd.	3,939	201,349
	Hyundai Engineering & Construction Co., Ltd.	24,111	698,957
	Hyundai Glovis Co., Ltd.	7,950	664,449
	Hyundai Greenfood Co., Ltd.	24,770	166,090
	Hyundai Heavy Industries Holdings Co., Ltd.	1,838	366,981
	Hyundai Home Shopping Network Corp.	3,098	183,058
	Hyundai Hy Communications & Networks Co., Ltd.	21,018	70,976
	Hyundai Livart Furniture Co., Ltd.	8,375	80,248
	Hyundai Marine & Fire Insurance Co., Ltd.	39,083	845,210
	Hyundai Mipo Dockyard Co., Ltd.	7,942	200,924
	Hyundai Mobis Co., Ltd.	10,500	1,484,492
	Hyundai Motor Co.	24,343	1,881,529
	Hyundai Motor Securities Co., Ltd.	10,101	73,142
#*	Hyundai Rotem Co., Ltd.	17,632	261,666
	Hyundai Steel Co.	23,823	423,712
	Hyundai Telecommunication Co., Ltd.	2,596	13,301
	Hyundai Wia Corp.	9,313	252,309
	HyVision System, Inc.	2,577	17,828
	i3system, Inc.	1,104	19,573
*	iA, Inc.	39,372	12,577
	ICD Co., Ltd.	4,336	55,088
	IDIS Holdings Co., Ltd.	3,560	40,663
*	IHQ, Inc.	24,866	31,798
	Iljin Diamond Co., Ltd.	1,220	23,415
*	Iljin Display Co., Ltd.	411	970
*	Iljin Electric Co., Ltd.	9,122	17,952
	Iljin Holdings Co., Ltd.	8,430	25,819
	Iljin Materials Co., Ltd.	2,223	72,881
	Ilshin Spinning Co., Ltd.	690	31,587
	Ilsung Pharmaceuticals Co., Ltd.	155	11,507
	Ilyang Pharmaceutical Co., Ltd.	3,037	81,873
	iMarketKorea, Inc.	8,309	68,963
	InBody Co., Ltd.	5,197	80,214
*	Incross Co., Ltd.	620	13,145
	Industrial Bank of Korea	92,539	602,834
*	Infinitt Healthcare Co., Ltd.	3,095	19,505
	INITECH Co., Ltd.	6,800	23,686
	Innocean Worldwide, Inc.	2,261	108,248
	InnoWireless, Inc.	1,034	42,546
*	Innox Advanced Materials Co., Ltd.	3,520	105,651
*	Inscobee, Inc.	29,125	67,865
*	Insun ENT Co., Ltd.	8,100	48,848
	Intelligent Digital Integrated Security Co., Ltd.	1,165	19,918
*	Interflex Co., Ltd.	4,085	33,748
	Interojo Co., Ltd.	3,605	68,682
	Interpark Corp.	4,000	14,073

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Holdings Corp.	25,238	$38,006
	INTOPS Co., Ltd.	9,595	86,381
*	INVENIA Co., Ltd.	3,944	5,682
	Inzi Controls Co., Ltd.	7,005	22,288
	INZI Display Co., Ltd.	5,255	6,648
*	Iones Co., Ltd.	3,976	17,064
	IS Dongseo Co., Ltd.	7,321	153,180
	ISC Co., Ltd.	4,726	39,416
	i-SENS, Inc.	4,238	82,022
	ISU Chemical Co., Ltd.	4,707	45,401
	IsuPetasys Co., Ltd.	8,407	23,158
	It’s Hanbul Co., Ltd.	1,615	19,829
*	Jahwa Electronics Co., Ltd.	8,314	49,965
	JASTECH, Ltd.	2,242	17,354
*	Jayjun Cosmetic Co., Ltd.	9,047	21,732
	JB Financial Group Co., Ltd.	92,263	367,505
*	JC Hyun System, Inc.	6,531	21,368
	Jcontentree Corp.	2,465	70,967
*	Jeju Semiconductor Corp.	8,133	19,394
*	Jejuair Co., Ltd.	4,282	72,174
*	Jeongsan Aikang Co., Ltd.	3,986	5,600
	Jinsung T.E.C.	7,638	36,259
	JLS Co., Ltd.	3,636	19,187
*	JNK Heaters Co., Ltd.	4,515	15,715
	JS Corp.	1,923	11,981
	Jusung Engineering Co., Ltd.	15,257	67,896
	JVM Co., Ltd.	850	17,236
	JW Life Science Corp.	3,290	42,164
	JYP Entertainment Corp.	9,379	159,405
	Kakao Corp.	2,394	361,778
*	Kanglim Co., Ltd.	7,932	11,611
	Kangnam Jevisco Co., Ltd.	1,835	26,368
	KAON Media Co., Ltd.	4,460	21,628
	KB Financial Group, Inc.	32,365	926,019
	KB Financial Group, Inc., ADR	39,797	1,119,888
	KC Co., Ltd.	5,083	57,707
	KC Green Holdings Co., Ltd.	7,765	23,137
	KC Tech Co., Ltd.	3,975	58,787
	KCC Corp.	1,289	175,411
	KCC Engineering & Construction Co., Ltd.	4,872	24,092
*	KCC Glass Corp.	1,211	28,674
*	KEC Corp.	46,114	29,019
	KEPCO Engineering & Construction Co., Inc.	3,054	42,395
	KEPCO Plant Service & Engineering Co., Ltd.	9,672	258,445
	Keyang Electric Machinery Co., Ltd.	4,824	10,844
#*	KEYEAST Co., Ltd.	36,566	79,977
	KG Eco Technology Service Co., Ltd.	10,678	35,723
	Kginicis Co., Ltd.	9,067	163,890
	KGMobilians Co., Ltd.	6,433	39,698
*	KH Vatec Co., Ltd.	2,618	39,822
	Kia Motors Corp.	79,858	1,950,507
	KINX, Inc.	817	41,455
	KISCO Corp.	10,871	35,060
	KISCO Holdings Co., Ltd.	4,668	40,368
	Kishin Corp.	757	1,916
	KISWIRE, Ltd.	4,002	47,372
#*	Kiwi Media Group Co., Ltd.	162,075	7,482
	KIWOOM Securities Co., Ltd.	5,934	364,307
	KL-Net Corp.	4,538	8,154

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KM Corp.	1,902	$24,830
	KMH Co., Ltd.	9,025	48,021
#*	KMW Co., Ltd.	14,395	717,140
	Kocom Co., Ltd.	4,026	16,355
*	Kodaco Co., Ltd.	19,992	6,753
	Koentec Co., Ltd.	6,526	52,077
	Koh Young Technology, Inc.	1,722	114,820
	Kolmar BNH Co., Ltd.	4,641	109,908
	Kolmar Korea Co., Ltd.	3,294	115,018
	Kolmar Korea Holdings Co., Ltd.	3,790	68,280
	Kolon Corp.	4,176	60,320
	Kolon Global Corp.	4,114	26,550
	Kolon Industries, Inc.	9,272	234,908
	KoMiCo, Ltd.	2,410	49,240
*	KONA I Co., Ltd.	3,617	38,739
	Korea Asset In Trust Co., Ltd.	27,658	55,041
	Korea Autoglass Corp.	5,235	57,222
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	34,446
*	Korea Circuit Co., Ltd.	3,884	25,260
*	Korea District Heating Corp.	431	13,603
*	Korea Electric Power Corp., Sponsored ADR	58,226	559,543
*	Korea Electric Power Corp.	26,931	526,356
	Korea Electric Terminal Co., Ltd.	3,484	82,019
	Korea Electronic Certification Authority, Inc.	4,271	14,265
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	14,357
	Korea Flange Co., Ltd.	11,755	19,569
	Korea Gas Corp.	10,715	236,658
*	Korea Information & Communications Co., Ltd.	7,042	47,173
	Korea Information Certificate Authority, Inc.	3,853	11,400
	Korea Investment Holdings Co., Ltd.	19,327	800,163
*	Korea Line Corp.	8,378	123,724
*	Korea Materials & Analysis Corp.	2,500	3,050
	Korea Petrochemical Ind Co., Ltd.	2,253	261,307
#	Korea Real Estate Investment & Trust Co., Ltd.	102,201	157,910
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,735	456,855
	Korea Zinc Co., Ltd.	2,019	641,707
*	Korean Air Lines Co., Ltd.	31,301	512,326
	Korean Reinsurance Co.	37,391	258,541
	Kortek Corp.	6,043	47,773
*	Kossen Co., Ltd.	17,839	7,144
	KPX Chemical Co., Ltd.	1,121	44,740
*	KSIGN Co., Ltd.	12,339	11,834
	KSS LINE, Ltd.	8,802	52,580
	KT Corp., Sponsored ADR	12,498	122,605
*	KT Hitel Co., Ltd.	7,684	35,469
	KT Skylife Co., Ltd.	14,019	91,182
	KT Submarine Co., Ltd.	5,549	18,603
	KTB Investment & Securities Co., Ltd.	28,284	59,811
	KTCS Corp.	20,566	29,760
	Ktis Corp.	11,445	17,839
	Kukdo Chemical Co., Ltd.	1,531	52,467
	Kumho Industrial Co., Ltd.	8,584	57,030
	Kumho Petrochemical Co., Ltd.	10,828	682,837
*	Kumho Tire Co., Inc.	43,365	109,310
	Kumkang Kind Co., Ltd.	12,140	31,431
	Kwang Myung Electric Co., Ltd.	10,184	17,278
	Kyeryong Construction Industrial Co., Ltd.	4,158	54,913
	Kyobo Securities Co., Ltd.	11,174	66,436
	Kyongbo Pharmaceutical Co., Ltd.	4,877	30,936

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung Dong Navien Co., Ltd.	2,649	$77,697
	Kyungbang Co., Ltd.	6,289	51,722
	KyungDong City Gas Co., Ltd.	1,501	21,878
	KyungDong Invest Co., Ltd.	487	11,258
#	Kyung-In Synthetic Corp.	8,728	50,031
	L&F Co., Ltd.	2,187	34,541
	LB Semicon, Inc.	21,559	127,322
	LEADCORP, Inc. (The)	9,025	39,878
*	Leaders Cosmetics Co., Ltd.	3,392	11,019
	LEENO Industrial, Inc.	3,418	251,254
*	Leenos Corp.	7,864	9,166
	LF Corp.	9,746	105,276
	LG Chem, Ltd.	6,406	1,990,428
	LG Corp.	15,166	771,714
#*	LG Display Co., Ltd., ADR	158,872	714,924
	LG Electronics, Inc.	54,807	2,466,593
	LG Hausys, Ltd.	3,869	164,600
	LG HelloVision Co., Ltd.	15,905	58,921
	LG Household & Health Care, Ltd.	2,150	2,438,091
	LG Innotek Co., Ltd.	5,850	633,804
	LG International Corp.	15,511	168,245
	LG Uplus Corp.	95,600	1,049,790
	Lion Chemtech Co., Ltd.	3,023	17,562
*	LIS Co., Ltd.	2,810	15,563
	LMS Co., Ltd.	3,047	26,719
*	Lock & Lock Co., Ltd.	7,507	68,230
*	LONGTU KOREA, Inc.	2,910	10,854
*	LOT Vacuum Co., Ltd.	4,746	36,277
	Lotte Chemical Corp.	2,924	519,611
	Lotte Confectionery Co., Ltd.	529	55,747
	Lotte Corp.	8,327	274,893
	LOTTE Fine Chemical Co., Ltd.	8,569	275,248
	Lotte Food Co., Ltd.	253	79,907
	LOTTE Himart Co., Ltd.	5,554	122,564
*	Lotte Non-Life Insurance Co., Ltd.	39,836	53,603
	Lotte Shopping Co., Ltd.	3,054	250,099
*	Lotte Tour Development Co., Ltd.	3,991	37,702
	LS Corp.	3,122	96,462
	LS Electric Co., Ltd.	5,301	170,711
*	Lumens Co., Ltd.	11,802	17,224
*	Lutronic Corp.	5,422	23,990
*	LVMC Holdings	18,095	73,898
	Macquarie Korea Infrastructure Fund	65,981	620,150
	Maeil Dairies Co., Ltd.	243	16,054
	Maeil Holdings Co., Ltd.	5,094	36,180
	Mando Corp.	17,448	340,431
*	Maniker Co., Ltd.	50,961	35,147
	Mcnex Co., Ltd.	7,663	186,918
*	ME2ON Co., Ltd.	11,945	56,035
	Medy-Tox, Inc.	1,791	170,573
	Meerecompany, Inc.	942	20,832
	MegaStudy Co., Ltd.	3,816	32,354
#	MegaStudyEdu Co., Ltd.	3,460	127,762
	Meritz Financial Group, Inc.	20,520	166,303
	Meritz Fire & Marine Insurance Co., Ltd.	33,955	386,232
	Meritz Securities Co., Ltd.	139,511	375,528
	META BIOMED Co., Ltd.	6,026	11,845
*	Mgame Corp.	5,065	16,201
	Mi Chang Oil Industrial Co., Ltd.	382	18,828

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MiCo, Ltd.	17,220	$126,671
	Minwise Co., Ltd.	4,370	51,394
	Mirae Asset Daewoo Co., Ltd.	65,668	302,729
	Mirae Asset Life Insurance Co., Ltd.	29,061	86,350
	Miwon Chemicals Co., Ltd.	571	21,429
	Miwon Commercial Co., Ltd.	701	35,429
	Miwon Specialty Chemical Co., Ltd.	909	56,934
	MK Electron Co., Ltd.	10,839	58,054
*	MNTech Co., Ltd.	8,025	16,822
	Modetour Network, Inc.	4,014	43,154
	Moorim P&P Co., Ltd.	15,640	43,446
	Moorim Paper Co., Ltd.	14,496	26,107
	Motonic Corp.	6,896	40,855
*	MP Group, Inc.	9,820	1,987
	Multicampus Co., Ltd.	1,164	30,134
*	MyungMoon Pharm Co., Ltd.	4,296	17,280
	Nam Hwa Construction Co., Ltd.	1,461	17,436
	Namhae Chemical Corp.	7,479	48,048
*	Namsun Aluminum Co., Ltd.	8,895	35,808
	Namyang Dairy Products Co., Ltd.	232	61,493
*	NanoenTek, Inc.	6,677	42,706
	Nasmedia Co., Ltd.	1,294	30,677
*	Naturecell Co., Ltd.	9,165	83,261
	NAVER Corp.	13,606	2,205,949
	NCSoft Corp.	1,870	990,818
	NeoPharm Co., Ltd.	2,235	56,586
*	Neowiz	5,131	73,546
	NEOWIZ HOLDINGS Corp.	3,627	42,571
	NEPES Corp.	11,408	272,427
*	Netmarble Corp.	1,249	98,154
#*	Neuros Co., Ltd.	9,553	20,143
*	New Power Plasma Co., Ltd.	5,000	12,587
	Nexen Corp.	7,084	27,547
	Nexen Tire Corp.	25,203	118,722
*	Next Entertainment World Co., Ltd.	3,907	12,646
*	Next Science Co Ltd	4,400	25,101
*	NextEye Co., Ltd.	7,648	7,978
	Nexturn Co., Ltd.	1,173	7,949
	NH Investment & Securities Co., Ltd.	37,543	298,758
*	NHN Corp.	2,812	176,080
	NHN KCP Corp.	7,219	228,928
	NICE Holdings Co., Ltd.	11,729	192,162
	Nice Information & Telecommunication, Inc.	3,622	88,341
	NICE Information Service Co., Ltd.	20,374	293,826
	NICE Total Cash Management Co., Ltd.	11,894	58,592
*	NK Co., Ltd.	30,243	21,598
	Nong Shim Holdings Co., Ltd.	900	55,050
	Nong Woo Bio Co., Ltd.	3,988	33,733
	NongShim Co., Ltd.	776	188,109
	Noroo Holdings Co., Ltd.	1,493	11,474
	NOROO Paint & Coatings Co., Ltd.	5,670	35,950
	NPC	1,809	5,397
	NS Shopping Co., Ltd.	4,833	30,723
	Nuri Telecom Co., Ltd.	4,947	22,998
*	OCI Co., Ltd.	10,733	352,233
*	Omnisystem Co., Ltd.	14,815	23,514
	Opto Device Technology Co., Ltd.	5,298	17,161
	OptoElectronics Solutions Co., Ltd.	1,981	63,826
	OPTRON-TEC, Inc.	12,673	50,092

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Orbitech Co., Ltd.	2,100	$5,291
	Orion Corp.	2,406	246,468
	Orion Holdings Corp.	14,570	168,998
*	OSANGJAIEL Co., Ltd.	4,152	41,883
*	Osstem Implant Co., Ltd.	5,214	140,635
*	Osung Advanced Materials Co., Ltd.	18,850	37,419
	Ottogi Corp.	314	140,424
	Paik Kwang Industrial Co., Ltd.	8,646	19,766
*	Pan Ocean Co., Ltd.	55,072	155,806
	Pan-Pacific Co., Ltd.	13,908	25,103
	Partron Co., Ltd.	17,848	118,234
*	Paru Co., Ltd.	9,531	19,207
*	Pearl Abyss Corp.	2,268	358,728
	Pharma Research Products Co., Ltd.	787	27,406
*	Pharmicell Co., Ltd.	7,843	122,342
*	PNE Solution Co., Ltd.	3,058	32,853
	POSCO	19,684	2,974,359
	POSCO Chemical Co., Ltd.	5,456	233,204
	Posco ICT Co., Ltd.	14,876	54,042
	Posco International Corp.	29,075	337,948
	Posco M-Tech Co., Ltd.	10,898	35,092
	Power Logics Co., Ltd.	11,435	64,670
	Protec Co., Ltd.	3,397	39,791
	PSK, Inc.	6,508	100,123
	Pulmuone Co., Ltd.	8,410	83,814
	Pyeong Hwa Automotive Co., Ltd.	3,537	19,503
*	RaonSecure Co., Ltd.	12,259	26,253
	Rayence Co., Ltd.	1,915	22,547
*	Redrover Co., Ltd.	16,095	3,022
	Reyon Pharmaceutical Co., Ltd.	1,974	22,558
	RFHIC Corp.	2,343	73,900
*	RFTech Co., Ltd.	4,687	23,593
*	Robostar Co., Ltd.	1,376	17,944
	S Net Systems, Inc.	4,731	25,702
	S&S Tech Corp.	5,602	96,266
	S&T Corp.	709	9,343
	S&T Holdings Co., Ltd.	3,470	40,700
	S&T Motiv Co., Ltd.	4,675	138,473
*	S.Y. Co., Ltd.	2,999	10,364
	S-1 Corp.	6,246	444,336
	Sajo Industries Co., Ltd.	851	22,302
	Sajodaerim Corp.	980	11,491
*	Sajodongaone Co., Ltd.	19,406	14,399
	Sam Young Electronics Co., Ltd.	6,567	39,354
	Sam Yung Trading Co., Ltd.	7,194	80,105
*	Sambo Motors Co., Ltd.	7,570	24,942
*	Sambon Electronics Co., Ltd.	16,340	21,582
	Samchully Co., Ltd.	946	57,550
	Samho Development Co., Ltd.	12,485	51,822
	Samho International Co., Ltd.	3,864	71,497
	SAMHWA Paints Industrial Co., Ltd.	6,914	28,530
	Samick Musical Instruments Co., Ltd.	25,745	30,783
	Samick THK Co., Ltd.	2,406	22,733
	Samil Pharmaceutical Co., Ltd.	1,263	18,494
	Samji Electronics Co., Ltd.	5,168	38,652
	Samjin Pharmaceutical Co., Ltd.	5,142	107,174
*	Samkee Automotive Co., Ltd.	12,204	17,623
	Samkwang Glass Co., Ltd.	1,433	34,337
	Sammok S-Form Co., Ltd.	5,447	32,366

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SAMPYO Cement Co., Ltd.	12,243	$35,351
*	Samsung Biologics Co., Ltd.	310	148,082
	Samsung C&T Corp.	7,699	674,157
	Samsung Card Co., Ltd.	5,567	137,650
	Samsung Electro-Mechanics Co., Ltd.	17,691	1,653,947
	Samsung Electronics Co., Ltd.	928,998	38,198,100
	Samsung Electronics Co., Ltd. US7960508882, GDR	18,006	18,710,602
*	Samsung Engineering Co., Ltd.	65,624	619,362
	Samsung Fire & Marine Insurance Co., Ltd.	10,002	1,568,636
*	Samsung Heavy Industries Co., Ltd.	136,401	479,468
	Samsung Life Insurance Co., Ltd.	12,557	509,246
*	Samsung Pharmaceutical Co., Ltd.	7,247	23,787
	Samsung SDI Co., Ltd.	2,810	663,738
	Samsung SDS Co., Ltd.	7,403	987,585
	Samsung Securities Co., Ltd.	15,351	380,372
	SAMT Co., Ltd.	28,486	46,251
	Samwha Capacitor Co., Ltd.	4,575	182,947
	Samyang Corp.	2,085	67,631
#	Samyang Foods Co., Ltd.	1,461	120,543
	Samyang Holdings Corp.	2,057	84,560
	Samyang Tongsang Co., Ltd.	1,031	45,569
	Sang-A Frontec Co., Ltd.	2,384	26,367
#	Sangsangin Co., Ltd.	23,106	148,886
	Sangsin Brake	6,230	14,107
	Sangsin Energy Display Precision Co., Ltd.	3,457	17,278
	SaraminHR Co., Ltd.	1,626	33,971
	SAVEZONE I&C Corp.	8,459	15,927
*	SBI Investment Korea Co., Ltd.	24,785	12,602
*	SBS Media Holdings Co., Ltd.	26,174	41,200
*	SBW	29,750	23,308
*	SD Biotechnologies Co., Ltd.	2,244	7,642
#*	SDN Co., Ltd.	13,861	25,721
	Seah Besteel Corp.	5,195	39,705
	SeAH Holdings Corp.	419	23,254
	SeAH Steel Corp.	1,031	33,665
	SeAH Steel Holdings Corp.	1,150	27,259
	Sebang Co., Ltd.	6,490	49,972
	Sebang Global Battery Co., Ltd.	4,466	106,006
	Sebo Manufacturing Engineer Corp.	1,867	7,903
#	Seegene, Inc.	4,985	375,459
	Sejong Industrial Co., Ltd.	6,842	23,614
*	Sejong Telecom, Inc.	163,379	46,834
	Sekonix Co., Ltd.	5,506	21,624
*	Selvas AI, Inc.	5,674	3,300
	Sempio Foods Co.	730	17,317
	S-Energy Co., Ltd.	5,092	14,188
*	Seobu T&D	13,411	61,701
	Seohan Co., Ltd.	55,168	46,154
	Seohee Construction Co., Ltd.	97,637	83,728
	Seojin System Co., Ltd.	7,993	172,919
*	Seoul Auction Co., Ltd.	4,296	15,691
	Seoul Pharma Co., Ltd.	2,126	14,609
	Seoul Semiconductor Co., Ltd.	13,013	141,323
	SEOWONINTECH Co., Ltd.	5,769	25,660
	Seoyon Co., Ltd.	6,326	19,451
	Seoyon E-Hwa Co., Ltd.	8,658	24,940
*	Sewon Cellontech Co., Ltd.	9,299	19,823
	Sewon Precision Industry Co., Ltd.	1,917	4,773
	SEWOONMEDICAL Co., Ltd.	10,144	25,907

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SFA Engineering Corp.	6,452	$185,999
*	SFA Semicon Co., Ltd.	38,399	165,791
*	SFC Co., Ltd.	4,742	1,324
*	SG Corp.	28,911	15,926
*	SG&G Corp.	11,339	12,530
*	SH Energy & Chemical Co., Ltd.	21,194	15,516
	Shindaeyang Paper Co., Ltd.	1,105	55,400
	Shinhan Financial Group Co., Ltd.	115,422	2,926,251
	Shinhan Financial Group Co., Ltd., ADR	9,252	236,111
	Shinil Electronics Co., Ltd.	12,080	19,304
	Shinsegae Engineering & Construction Co., Ltd.	2,043	41,019
	Shinsegae Food Co., Ltd.	986	49,126
	Shinsegae Information & Communication Co., Ltd.	469	43,593
	Shinsegae International, Inc.	506	90,505
	Shinsegae, Inc.	3,603	781,649
*	Shinsung E&G Co., Ltd.	34,402	24,767
*	Shinsung Tongsang Co., Ltd.	28,440	26,027
	Shinwha Intertek Corp.	21,279	42,243
*	Shinwon Corp.	24,874	33,838
	Shinyoung Securities Co., Ltd.	2,196	82,983
	SHOWBOX Corp.	22,337	52,878
*	Signetics Corp.	34,301	20,410
	SIGONG TECH Co., Ltd.	4,127	18,492
	Silicon Works Co., Ltd.	4,352	107,782
	Silla Co., Ltd.	2,472	20,731
#	SIMMTECH Co., Ltd.	14,051	109,992
	SIMPAC, Inc.	9,760	18,543
	Sindoh Co., Ltd.	2,665	60,407
	SK Bioland Co., Ltd.	1,663	32,740
	SK Chemicals Co., Ltd.	2,985	189,930
	SK D&D Co., Ltd.	2,560	51,278
	SK Discovery Co., Ltd.	6,583	136,482
	SK Gas, Ltd.	1,181	74,548
	SK Holdings Co., Ltd.	8,303	1,239,356
	SK Hynix, Inc.	174,841	12,032,129
	SK Innovation Co., Ltd.	9,436	761,200
	SK Materials Co., Ltd.	2,040	264,615
#	SK Networks Co., Ltd.	98,273	435,655
*	SK Rent A Car Co., Ltd.	4,337	32,959
	SK Securities Co., Ltd.	212,632	112,966
#	SK Telecom Co., Ltd., Sponsored ADR	6,344	121,361
	SK Telecom Co., Ltd.	3,393	589,716
	SKC Co., Ltd.	8,882	362,423
*	SKC Solmics Co., Ltd.	17,800	42,799
	SKCKOLONPI, Inc.	5,680	153,754
	SL Corp.	7,707	84,211
*	SM Culture & Contents Co., Ltd.	6,924	8,995
*	SM Entertainment Co., Ltd.	7,278	166,444
*	S-MAC Co., Ltd.	30,774	33,406
	SMCore, Inc.	1,609	10,367
*	SMEC Co., Ltd.	10,746	16,033
*	SNU Precision Co., Ltd.	5,420	13,507
	S-Oil Corp.	8,193	470,400
*	Solborn, Inc.	6,999	21,113
*	Solid, Inc.	8,385	39,252
	Songwon Industrial Co., Ltd.	7,797	92,246
	Soulbrain Co., Ltd.	3,963	238,523
	SPC Samlip Co., Ltd.	1,112	65,404
	SPG Co., Ltd.	5,560	24,160

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Spigen Korea Co., Ltd.	1,515	$54,139
#	Ssangyong Cement Industrial Co., Ltd.	53,623	225,742
#*	Ssangyong Motor Co.	26,548	33,945
*	ST Pharm Co., Ltd.	1,011	27,288
	Suheung Co., Ltd.	2,902	105,576
	Sun Kwang Co., Ltd.	2,708	32,356
*	SundayToz Corp.	1,704	26,476
	Sung Bo Chemicals Co., Ltd.	5,109	16,837
	Sung Kwang Bend Co., Ltd.	11,782	60,996
*	Sungchang Enterprise Holdings, Ltd.	30,377	38,331
	Sungdo Engineering & Construction Co., Ltd.	7,793	21,270
	Sungshin Cement Co., Ltd.	9,439	61,206
	Sungwoo Hitech Co., Ltd.	34,636	83,776
#	Sunjin Co., Ltd.	5,383	37,501
*	Sunny Electronics Corp.	5,164	13,555
*	Suprema, Inc.	1,413	39,891
*	Synopex, Inc.	29,005	63,691
	Systems Technology, Inc.	3,599	47,570
	Tae Kyung Industrial Co., Ltd.	9,059	34,249
	Taekwang Industrial Co., Ltd.	184	120,856
*	Taewoong Co., Ltd.	6,419	30,486
	Taeyoung Engineering & Construction Co., Ltd.	26,703	316,396
*	Taihan Electric Wire Co., Ltd.	81,481	42,995
#*	Taihan Fiberoptics Co., Ltd.	15,758	42,823
*	Taihan Textile Co., Ltd.	932	15,055
	Tailim Packaging Co., Ltd.	8,783	28,411
	TechWing, Inc.	5,726	71,920
*	Tego Science, Inc.	1,108	16,135
*	Telcon RF Pharmaceutical, Inc.	12,343	50,594
	Telechips, Inc.	2,727	18,874
	TES Co., Ltd.	2,054	33,698
*	Thinkware Systems Corp.	3,694	19,954
*	TK Chemical Corp.	12,462	22,166
	TK Corp.	5,389	31,941
*	TOBESOFT Co., Ltd.	10,864	18,235
	Tokai Carbon Korea Co., Ltd.	2,655	157,394
	Tongyang Life Insurance Co., Ltd.	27,834	67,670
	Tongyang, Inc.	72,698	74,885
*	Tonymoly Co., Ltd.	1,924	18,469
	Top Engineering Co., Ltd.	7,182	53,650
	Toptec Co., Ltd.	3,657	61,668
	Tovis Co., Ltd.	8,227	48,043
	TS Corp.	2,640	38,956
*	T’way Holdings, Inc.	9,210	10,511
	UBCare Co., Ltd.	6,063	35,925
	Ubiquoss Holdings, Inc.	2,043	53,796
	Ubiquoss, Inc.	1,088	25,735
	UIL Co., Ltd.	5,829	20,265
	Uju Electronics Co., Ltd.	3,162	37,433
*	Uni-Chem Co., Ltd.	14,724	19,065
	Unick Corp.	5,571	28,935
	Unid Co., Ltd.	3,325	118,016
	Union Semiconductor Equipment & Materials Co., Ltd.	13,281	54,174
	Uniquest Corp.	5,700	29,238
*	Unison Co., Ltd.	23,914	18,129
	UniTest, Inc.	4,655	49,243
	Value Added Technology Co., Ltd.	4,168	87,112
*	Viatron Technologies, Inc.	4,608	27,282
	Vieworks Co., Ltd.	3,125	90,429

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Visang Education, Inc.	4,557	$28,657
	Vitzrocell Co., Ltd.	4,814	55,029
*	VT GMP Co., Ltd.	3,812	33,842
*	W Holding Co., Ltd.	65,827	17,012
*	Webzen, Inc.	7,179	98,106
*	Welcron Co., Ltd.	7,245	41,832
	Wemade Co., Ltd.	2,849	55,882
	Whanin Pharmaceutical Co., Ltd.	3,902	47,434
*	WillBes & Co. (The)	20,926	25,645
	Winix, Inc.	4,338	66,313
	Wins Co., Ltd.	1,654	21,000
	WiSoL Co., Ltd.	13,375	113,736
*	WIZIT Co., Ltd.	27,174	13,832
*	WONIK CUBE Corp.	9,926	11,356
*	Wonik Holdings Co., Ltd.	21,934	68,300
*	WONIK IPS Co., Ltd.	2,215	50,586
	Wonik Materials Co., Ltd.	4,486	88,802
*	Wonpung Mulsan Co., Ltd.	6,294	13,280
*	Woongjin Energy Co., Ltd.	6,224	875
*	Woori Financial Group, Inc., Sponsored ADR	2,893	59,769
	Woori Financial Group, Inc.	100,751	697,745
*	Woori Investment Bank Co., Ltd.	156,665	74,929
#*	Woori Technology Investment Co., Ltd.	10,713	22,617
*	Woori Technology, Inc.	31,424	21,187
*	Wooridul Huebrain, Ltd.	10,189	23,143
*	Wooridul Pharmaceutical, Ltd.	2,913	15,951
	Woorison F&G Co., Ltd.	18,507	32,314
	Woory Industrial Co., Ltd.	2,475	36,685
*	Wooshin Systems Co., Ltd.	3,058	8,290
*	Woosu AMS Co., Ltd.	10,385	34,847
	WooSung Feed Co., Ltd.	14,799	38,412
#*	Woowon Development Co., Ltd.	5,296	30,720
	Worldex Industry & Trading Co., Ltd.	1,798	10,217
	Y G-1 Co., Ltd.	10,989	44,368
*	Yest Co., Ltd.	735	4,843
*	YG Entertainment, Inc.	3,238	78,994
*	YIK Corp.	5,142	13,608
*	YJM Games Co., Ltd.	15,504	20,166
*	YMC Co., Ltd.	1,001	8,299
	Yonwoo Co., Ltd.	1,485	23,484
	Yoosung Enterprise Co., Ltd.	10,361	21,518
	YooSung T&S Co., Ltd.	7,040	14,264
	Youlchon Chemical Co., Ltd.	3,845	47,659
	Young Poong Corp.	189	81,160
	Young Poong Precision Corp.	4,334	23,958
	Youngone Corp.	10,973	246,001
	Youngone Holdings Co., Ltd.	3,692	124,686
*	Yuanta Securities Korea Co., Ltd.	50,578	107,203
	YuHwa Securities Co., Ltd.	13,635	25,828
*	Yujin Robot Co., Ltd.	4,869	9,231
*	Yungjin Pharmaceutical Co., Ltd.	20,978	85,735
	Zeus Co., Ltd.	3,176	24,993

TOTAL SOUTH KOREA			186,976,079

TAIWAN — (18.5%)
	Sino American Electronic Co.	18,634	0
	Ability Enterprise Co., Ltd.	132,508	54,517
	Ability Opto-Electronics Technology Co., Ltd.	32,528	36,790
	AcBel Polytech, Inc.	122,685	85,177

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Accton Technology Corp.	179,858	$1,303,803
	Acer, Inc.	680,287	376,638
	ACES Electronic Co., Ltd.	56,000	45,968
*	Acon Holding, Inc.	122,000	27,198
	Acter Group Corp., Ltd.	30,300	216,613
	Action Electronics Co., Ltd.	103,000	24,973
	Actron Technology Corp.	19,838	58,178
	A-DATA Technology Co., Ltd.	49,605	93,883
	Addcn Technology Co., Ltd.	10,000	72,713
	Advanced Ceramic X Corp.	20,000	208,416
	Advanced International Multitech Co., Ltd.	82,000	90,393
*	Advanced Optoelectronic Technology, Inc.	49,000	27,890
	Advanced Wireless Semiconductor Co.	51,595	155,303
	Advancetek Enterprise Co., Ltd.	131,908	76,719
	Advantech Co., Ltd.	74,607	705,654
*	AGV Products Corp.	229,172	55,015
	Airtac International Group	22,078	423,086
	Alchip Technologies, Ltd.	19,000	184,986
*	ALI Corp.	67,632	34,749
	All Ring Tech Co., Ltd.	35,000	48,420
	Allied Circuit Co., Ltd.	5,000	27,471
	Allis Electric Co., Ltd.	65,090	42,264
	Alltek Technology Corp.	51,410	33,071
	Alltop Technology Co., Ltd.	38,000	115,745
	Alpha Networks, Inc.	84,500	62,308
	Altek Corp.	147,727	95,845
	Amazing Microelectronic Corp.	14,432	41,540
	Ambassador Hotel (The)	122,000	110,748
	Ampire Co., Ltd.	29,000	20,234
	AMPOC Far-East Co., Ltd.	31,000	30,131
*	AmTRAN Technology Co., Ltd.	436,907	112,202
	Anpec Electronics Corp.	26,317	59,228
	Apacer Technology, Inc.	24,506	38,534
	APAQ Technology Co., Ltd.	24,422	26,003
	APCB, Inc.	91,000	67,022
	Apex Biotechnology Corp.	50,477	39,620
	Apex International Co., Ltd.	67,868	127,098
*	Apex Science & Engineering	68,848	25,319
	Arcadyan Technology Corp.	66,755	179,716
	Ardentec Corp.	285,411	250,107
	Argosy Research, Inc.	20,000	64,016
	ASE Technology Holding Co., Ltd., ADR	247,572	1,076,935
	ASE Technology Holding Co., Ltd.	802,089	1,786,823
	Asia Cement Corp.	696,696	1,023,516
	Asia Optical Co., Inc.	92,000	221,529
*	Asia Pacific Telecom Co., Ltd.	688,139	158,027
*	Asia Plastic Recycling Holding, Ltd.	120,857	18,440
	Asia Polymer Corp.	191,422	110,083
	Asia Tech Image, Inc.	26,000	46,048
	Asia Vital Components Co., Ltd.	142,278	192,454
	ASMedia Technology, Inc.	10,312	286,499
	ASPEED Technology, Inc.	9,599	379,585
#	ASROCK, Inc.	15,000	58,485
	Asustek Computer, Inc.	208,996	1,412,737
	Aten International Co., Ltd.	23,000	70,754
#	AU Optronics Corp., Sponsored ADR	41,957	107,410
	AU Optronics Corp.	1,654,000	434,970
	Audix Corp.	52,800	71,863
	AURAS Technology Co., Ltd.	18,000	103,564

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aurona Industries, Inc.	42,000	$23,388
	Aurora Corp.	23,585	71,089
	Avalue Technology, Inc.	19,000	44,279
	Avermedia Technologies	109,690	44,643
	AVY Precision Technology, Inc.	71,614	59,700
	Awea Mechantronic Co., Ltd.	13,230	13,522
	Axiomtek Co., Ltd.	34,000	62,011
*	Azurewave Technologies, Inc.	24,000	11,640
	Bank of Kaohsiung Co., Ltd.	205,768	65,849
	Baolong International Co., Ltd.	45,000	18,678
	Basso Industry Corp.	67,000	94,940
#	BenQ Materials Corp.	87,000	49,633
#	BES Engineering Corp.	626,000	149,095
	Bin Chuan Enterprise Co., Ltd.	53,650	43,452
	Bionime Corp.	13,000	29,438
*	Biostar Microtech International Corp.	91,000	30,280
	Bioteque Corp.	35,010	132,985
	Bizlink Holding, Inc.	63,807	415,742
*	Boardtek Electronics Corp.	60,000	39,069
	Bon Fame Co., Ltd.	7,000	10,309
	Bright Led Electronics Corp.	47,100	23,621
	Brighton-Best International Taiwan, Inc.	102,331	88,556
	C Sun Manufacturing, Ltd.	48,000	45,420
*	Calin Technology Co., Ltd.	26,000	15,961
*	Cameo Communications, Inc.	111,000	24,599
	Capital Futures Corp.	52,629	69,397
	Capital Securities Corp.	926,902	304,934
#	Career Technology MFG. Co., Ltd.	234,438	220,636
	Carnival Industrial Corp.	71,499	19,144
	Casetek Holdings, Ltd.	113,504	177,260
#	Caswell, Inc.	7,000	31,163
	Catcher Technology Co., Ltd.	178,509	1,352,115
	Cathay Financial Holding Co., Ltd.	1,424,486	1,900,718
	Cathay Real Estate Development Co., Ltd.	243,300	161,010
	Cayman Engley Industrial Co., Ltd.	12,785	26,895
	Celxpert Energy Corp.	37,000	35,034
	Center Laboratories, Inc.	61,583	98,902
	Central Reinsurance Co., Ltd.	90,300	55,576
	Chailease Holding Co., Ltd.	430,091	1,634,071
	ChainQui Construction Development Co., Ltd.	37,429	26,749
*	Champion Building Materials Co., Ltd.	168,000	27,858
	Chang Hwa Commercial Bank, Ltd.	1,300,976	850,743
	Chang Wah Electromaterials, Inc.	10,524	56,731
	Chang Wah Technology Co., Ltd.	90,000	90,111
	Channel Well Technology Co., Ltd.	100,000	77,915
	Chant Sincere Co., Ltd.	25,000	19,849
	Charoen Pokphand Enterprise	106,160	223,870
	Chaun-Choung Technology Corp.	7,000	58,500
	CHC Healthcare Group	49,000	59,002
	CHC Resources Corp.	30,379	46,265
	Chen Full International Co., Ltd.	46,000	53,206
	Chenbro Micom Co., Ltd.	37,000	112,172
	Cheng Loong Corp.	501,480	356,809
*	Cheng Mei Materials Technology Corp.	228,250	53,838
	Cheng Shin Rubber Industry Co., Ltd.	492,808	566,533
	Cheng Uei Precision Industry Co., Ltd.	214,159	273,389
	Chenming Electronic Technology Corp.	64,000	27,097
	Chia Chang Co., Ltd.	76,000	84,003
	Chia Hsin Cement Corp.	226,000	129,914

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chian Hsing Forging Industrial Co., Ltd.	22,000	$28,699
	Chicony Electronics Co., Ltd.	185,350	522,100
	Chicony Power Technology Co., Ltd.	73,731	144,067
	Chieftek Precision Co., Ltd.	21,250	64,005
	Chien Kuo Construction Co., Ltd.	80,540	27,011
	Chilisin Electronics Corp.	91,590	322,077
	Chime Ball Technology Co., Ltd.	10,565	10,868
	China Airlines, Ltd.	2,032,062	560,793
	China Bills Finance Corp.	393,000	193,132
	China Chemical & Pharmaceutical Co., Ltd.	137,000	97,300
	China Development Financial Holding Corp.	2,294,579	694,267
	China Ecotek Corp.	10,000	10,940
	China Electric Manufacturing Corp.	141,300	60,875
	China Fineblanking Technology Co., Ltd.	13,650	16,164
	China General Plastics Corp.	238,359	144,712
	China Glaze Co., Ltd.	60,680	18,123
*	China Life Insurance Co., Ltd.	696,503	475,587
	China Man-Made Fiber Corp.	798,390	173,474
	China Metal Products	178,190	150,528
	China Motor Corp.	112,600	119,483
#	China Petrochemical Development Corp.	1,740,996	469,821
	China Steel Chemical Corp.	68,227	239,920
#	China Steel Corp.	3,299,940	2,210,190
	China Steel Structure Co., Ltd.	51,000	36,466
	China Wire & Cable Co., Ltd.	36,120	33,529
	Chinese Maritime Transport, Ltd.	67,120	56,073
#	Ching Feng Home Fashions Co., Ltd.	41,000	36,029
	Chin-Poon Industrial Co., Ltd.	169,113	145,175
	Chipbond Technology Corp.	301,000	566,633
	ChipMOS Techinologies, Inc.	239,594	244,904
	ChipMOS Technologies, Inc., ADR	5,151	103,011
#	Chlitina Holding, Ltd.	25,000	164,060
	Chong Hong Construction Co., Ltd.	89,361	246,027
	Chroma ATE, Inc.	77,466	356,969
	Chun YU Works & Co., Ltd.	122,000	70,852
	Chun Yuan Steel Industry Co., Ltd.	200,999	63,668
	Chung Hsin Electric & Machinery Manufacturing Corp.	253,000	213,934
	Chung Hung Steel Corp.	584,889	151,970
	Chung Hwa Pulp Corp.	241,246	61,543
	Chunghwa Precision Test Tech Co., Ltd.	4,000	86,605
	Chunghwa Telecom Co., Ltd., Sponsored ADR	43,584	1,604,327
	Chunghwa Telecom Co., Ltd.	238,800	877,686
	Cleanaway Co., Ltd.	45,000	235,438
	Clevo Co.	220,869	243,226
#*	CMC Magnetics Corp.	577,907	151,668
	Coland Holdings, Ltd.	22,000	15,312
	Compal Electronics, Inc.	1,919,086	1,223,405
	Compeq Manufacturing Co., Ltd.	589,000	779,125
	Compucase Enterprise	39,000	34,742
*	Concord Securities Co., Ltd.	228,314	53,425
#	Concraft Holding Co., Ltd.	24,526	104,333
	Continental Holdings Corp.	188,250	69,649
	Contrel Technology Co., Ltd.	70,000	34,552
	Coremax Corp.	20,287	42,960
	Coretronic Corp.	244,600	260,630
	Co-Tech Development Corp.	112,541	150,202
	Cowealth Medical Holding Co., Ltd.	25,920	26,792
	Coxon Precise Industrial Co., Ltd.	59,000	24,099
	Creative Sensor, Inc.	51,000	31,343

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	87,031	$63,887
	CTBC Financial Holding Co., Ltd.	4,497,612	2,997,175
	CTCI Corp.	203,555	225,055
	C-Tech United Corp.	19,555	11,031
	Cub Elecparts, Inc.	30,723	145,883
	CviLux Corp.	40,902	32,694
	CX Technology Co., Ltd.	35,135	17,265
	Cyberlink Corp.	5,356	20,635
	CyberPower Systems, Inc.	24,000	66,897
	CyberTAN Technology, Inc.	172,576	85,691
	Cypress Technology Co., Ltd.	16,900	42,785
	DA CIN Construction Co., Ltd.	121,000	86,968
	Dadi Early-Childhood Education Group, Ltd.	15,825	101,125
	Dafeng TV, Ltd.	28,396	39,728
	Da-Li Development Co., Ltd.	39,946	39,243
*	Danen Technology Corp.	61,038	8,336
	Darfon Electronics Corp.	118,000	146,585
	Darwin Precisions Corp.	202,000	79,078
	Daxin Materials Corp.	22,000	62,495
	De Licacy Industrial Co., Ltd.	131,458	93,341
	Delpha Construction Co., Ltd.	60,639	36,463
	Delta Electronics, Inc.	377,940	1,762,790
	Depo Auto Parts Ind Co., Ltd.	65,000	101,820
	Dimerco Data System Corp.	31,000	46,832
	Dimerco Express Corp.	60,000	50,053
	D-Link Corp.	225,148	91,488
	Draytek Corp.	13,000	11,979
	Dyaco International, Inc.	16,880	21,217
*	Dynamic Electronics Co., Ltd.	146,006	93,355
	Dynapack International Technology Corp.	54,000	128,559
	E Ink Holdings, Inc.	379,000	390,756
	E.Sun Financial Holding Co., Ltd.	3,021,454	2,745,263
	Eastern Media International Corp.	162,000	71,505
	Eclat Textile Co., Ltd.	67,279	671,670
	ECOVE Environment Corp.	13,000	91,612
	Edison Opto Corp.	54,000	22,963
	Edom Technology Co., Ltd.	117,014	64,553
	eGalax_eMPIA Technology, Inc.	28,909	46,610
#	Egis Technology, Inc.	33,000	209,199
	Elan Microelectronics Corp.	139,959	449,575
*	E-Lead Electronic Co., Ltd.	21,000	11,102
	E-LIFE MALL Corp.	42,000	94,542
	Elite Advanced Laser Corp.	51,928	122,404
	Elite Material Co., Ltd.	151,909	656,521
	Elite Semiconductor Memory Technology, Inc.	140,000	191,154
*	Elitegroup Computer Systems Co., Ltd.	201,235	73,322
	eMemory Technology, Inc.	32,000	300,930
	Ennoconn Corp.	23,587	152,622
	EnTie Commercial Bank Co., Ltd.	179,500	88,095
	Epistar Corp.	463,954	590,675
	Eslite Spectrum Corp. (The)	9,000	25,756
	Eson Precision Ind. Co., Ltd.	50,000	49,619
	Eternal Materials Co., Ltd.	381,075	341,686
*	Etron Technology, Inc.	243,000	53,702
	Eurocharm Holdings Co., Ltd.	6,000	19,701
	Eva Airways Corp.	1,841,990	708,392
*	Everest Textile Co., Ltd.	282,178	71,501
	Evergreen International Storage & Transport Corp.	301,000	133,108
*	Evergreen Marine Corp. Taiwan, Ltd.	1,279,354	473,566

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co., Ltd.	293,149	$317,942
	Excellence Opto, Inc.	49,000	31,236
	Excelsior Medical Co., Ltd.	62,197	112,310
	EZconn Corp.	26,250	31,875
	Far Eastern Department Stores, Ltd.	519,370	401,510
	Far Eastern International Bank	1,207,444	429,731
	Far Eastern New Century Corp.	1,039,560	902,719
	Far EasTone Telecommunications Co., Ltd.	524,000	1,167,092
	Faraday Technology Corp.	79,000	113,575
	Farglory F T Z Investment Holding Co., Ltd.	30,777	22,845
	Farglory Land Development Co., Ltd.	150,442	215,898
*	Federal Corp.	212,729	116,722
	Feedback Technology Corp.	15,400	26,010
	Feng Hsin Steel Co., Ltd.	199,550	348,854
#	Feng TAY Enterprise Co., Ltd.	106,817	607,701
	Firich Enterprises Co., Ltd.	13,000	12,495
*	First Copper Technology Co., Ltd.	84,000	21,106
	First Financial Holding Co., Ltd.	2,317,551	1,706,814
	First Hi-Tec Enterprise Co., Ltd.	43,000	60,188
	First Hotel	107,746	47,495
	First Insurance Co., Ltd. (The)	103,606	48,984
	First Steamship Co., Ltd.	355,234	121,996
#	FLEXium Interconnect, Inc.	156,001	561,446
	Flytech Technology Co., Ltd.	38,373	87,820
	FocalTech Systems Co., Ltd.	82,792	88,959
	Forest Water Environment Engineering Co., Ltd.	21,667	30,736
	Formosa Advanced Technologies Co., Ltd.	93,000	116,616
	Formosa Chemicals & Fibre Corp.	368,378	933,110
	Formosa International Hotels Corp.	21,905	103,346
	Formosa Oilseed Processing Co., Ltd.	28,000	36,537
	Formosa Optical Technology Co., Ltd.	7,000	14,769
	Formosa Petrochemical Corp.	132,000	396,041
	Formosa Plastics Corp.	453,134	1,330,059
	Formosa Sumco Technology Corp.	23,000	113,844
	Formosa Taffeta Co., Ltd.	234,000	266,811
	Formosan Rubber Group, Inc.	154,720	93,084
	Formosan Union Chemical	98,847	42,010
	Fortune Electric Co., Ltd.	42,000	37,242
	Founding Construction & Development Co., Ltd.	87,460	45,809
	Foxconn Technology Co., Ltd.	218,536	419,609
	Foxsemicon Integrated Technology, Inc.	25,562	139,232
	Froch Enterprise Co., Ltd.	95,713	33,609
	FSP Technology, Inc.	78,886	64,208
	Fubon Financial Holding Co., Ltd.	1,624,896	2,297,569
	Fulgent Sun International Holding Co., Ltd.	39,216	127,043
	Fullerton Technology Co., Ltd.	51,000	31,615
	Fulltech Fiber Glass Corp.	203,559	72,422
	Fwusow Industry Co., Ltd.	31,756	19,930
	G Shank Enterprise Co., Ltd.	86,382	58,861
	Gallant Precision Machining Co., Ltd.	62,000	38,107
	Gamania Digital Entertainment Co., Ltd.	46,000	81,170
	GCS Holdings, Inc.	30,000	53,262
	GEM Services, Inc.	32,670	61,949
*	Gemtek Technology Corp.	178,574	123,670
#	General Interface Solution Holding, Ltd.	133,000	422,502
	General Plastic Industrial Co., Ltd.	34,384	33,334
	Generalplus Technology, Inc.	25,000	24,759
	Genesys Logic, Inc.	43,000	47,896
	Genius Electronic Optical Co., Ltd.	25,979	417,572

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	GeoVision, Inc.	37,264	$26,381
	Getac Technology Corp.	129,000	192,223
	Giant Manufacturing Co., Ltd.	91,287	538,098
*	Giantplus Technology Co., Ltd.	167,000	52,718
	Gigabyte Technology Co., Ltd.	121,000	209,526
*	Gigasolar Materials Corp.	13,280	40,817
*	Gigastorage Corp.	156,582	52,241
	Ginko International Co., Ltd.	21,000	110,037
	Global Brands Manufacture, Ltd.	192,666	91,352
	Global Lighting Technologies, Inc.	10,000	42,614
	Global Mixed Mode Technology, Inc.	32,000	139,626
	Global PMX Co., Ltd.	22,000	102,946
#	Global Unichip Corp.	31,000	249,105
#	Globalwafers Co., Ltd.	92,000	1,170,887
	Globe Union Industrial Corp.	114,518	50,598
	Gloria Material Technology Corp.	240,708	129,892
*	GlycoNex, Inc.	11,000	5,411
*	Gold Circuit Electronics, Ltd.	164,263	180,528
	Golden Friends Corp.	22,500	43,006
	Goldsun Building Materials Co., Ltd.	483,730	222,034
	Good Will Instrument Co., Ltd.	29,859	23,855
	Gourmet Master Co., Ltd.	60,052	192,840
	Grand Fortune Securities Co., Ltd.	86,000	23,531
	Grand Ocean Retail Group, Ltd.	42,000	34,195
*	Grand Pacific Petrochemical	570,000	285,582
	Grand Plastic Technology Corp.	9,000	68,855
	GrandTech CG Systems, Inc.	30,450	41,265
	Grape King Bio, Ltd.	54,000	357,635
	Great China Metal Industry	105,000	74,762
	Great Taipei Gas Co., Ltd.	110,000	111,909
	Great Wall Enterprise Co., Ltd.	283,921	392,823
	Greatek Electronics, Inc.	191,000	289,692
*	Green Energy Technology, Inc.	181,537	366
	GTM Holdings Corp.	63,000	43,944
	Hannstar Board Corp.	176,126	233,958
	HannStar Display Corp.	1,030,667	215,930
*	HannsTouch Solution, Inc.	281,781	104,508
	Hanpin Electron Co., Ltd.	38,000	36,384
	Harvatek Corp.	83,052	33,193
	Hi-Clearance, Inc.	5,107	17,954
	Highlight Tech Corp.	30,000	24,582
	Highwealth Construction Corp.	202,918	296,100
	HIM International Music, Inc.	6,190	23,427
	Hiroca Holdings, Ltd.	35,728	66,583
	Hitron Technology, Inc.	40,799	27,232
	Hiwin Technologies Corp.	63,132	602,165
	Ho Tung Chemical Corp.	474,035	117,705
	Hocheng Corp.	137,300	34,151
	Holiday Entertainment Co., Ltd.	37,000	78,696
	Holtek Semiconductor, Inc.	99,000	219,793
	Holy Stone Enterprise Co., Ltd.	57,000	235,458
	Hon Hai Precision Industry Co., Ltd.	1,649,599	4,239,414
	Hon Hai Precision Industry Co., Ltd., GDR	92,121	474,379
	Hon Hai Precision Industry Co., Ltd., GDR	14,118	72,990
	Hong Pu Real Estate Development Co., Ltd.	107,609	79,026
	Hong TAI Electric Industrial	125,000	44,138
	Hong YI Fiber Industry Co.	68,000	39,445
*	Horizon Securities Co., Ltd.	166,000	33,210
	Hota Industrial Manufacturing Co., Ltd.	85,871	269,821

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hotai Motor Co., Ltd.	61,000	$1,126,251
	Hotron Precision Electronic Industrial Co., Ltd.	33,201	45,781
	Hsin Kuang Steel Co., Ltd.	96,788	77,263
	Hsin Yung Chien Co., Ltd.	16,695	44,716
	Hsing TA Cement Co.	42,000	24,779
	Hu Lane Associate, Inc.	21,151	50,703
*	HUA ENG Wire & Cable Co., Ltd.	172,000	55,823
	Hua Nan Financial Holdings Co., Ltd.	1,839,861	1,195,140
	Hua Yu Lien Development Co., Ltd.	11,000	13,859
	Huaku Development Co., Ltd.	86,465	263,075
	Huang Hsiang Construction Corp.	45,000	50,468
	Hung Ching Development & Construction Co., Ltd.	90,000	61,249
	Hung Sheng Construction, Ltd.	219,000	129,781
	Huxen Corp.	10,000	17,633
*	Hwa Fong Rubber Industrial Co., Ltd.	118,430	48,191
	Hwacom Systems, Inc.	43,000	20,679
	Ibase Technology, Inc.	61,076	77,763
	IBF Financial Holdings Co., Ltd.	1,408,639	516,135
	Ichia Technologies, Inc.	148,897	66,848
*	I-Chiun Precision Industry Co., Ltd.	66,000	16,538
	IEI Integration Corp.	61,680	72,591
	Infortrend Technology, Inc.	110,798	43,530
	Info-Tek Corp.	26,000	15,665
	Innodisk Corp.	35,874	222,890
#	Innolux Corp.	1,884,461	409,313
	Inpaq Technology Co., Ltd.	42,750	45,209
	Intai Technology Corp.	14,000	58,129
*	Integrated Service Technology, Inc.	52,345	79,185
	IntelliEPI, Inc.	9,000	15,105
#	International CSRC Investment Holdings Co.	404,400	285,048
	International Games System Co., Ltd.	27,000	502,796
	Inventec Corp.	1,109,181	871,511
	Iron Force Industrial Co., Ltd.	24,000	73,693
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	73,497
	ITE Technology, Inc.	79,202	124,492
	ITEQ Corp.	72,628	350,574
	Jarllytec Co., Ltd.	29,000	68,385
#	Jentech Precision Industrial Co., Ltd.	24,000	173,744
	Jess-Link Products Co., Ltd.	42,875	44,832
#	Jih Lin Technology Co., Ltd.	31,000	46,745
	Jih Sun Financial Holdings Co., Ltd.	747,800	236,150
	Jinan Acetate Chemical Co., Ltd.	4,400	16,454
	Jinli Group Holdings, Ltd.	81,159	20,363
	JMC Electronics Co., Ltd.	8,000	14,978
	Jourdeness Group, Ltd.	16,000	43,812
	K Laser Technology, Inc.	47,000	22,306
#	Kaimei Electronic Corp.	94,978	108,379
	Kaori Heat Treatment Co., Ltd.	18,983	40,483
	Kaulin Manufacturing Co., Ltd.	33,000	14,140
	KEE TAI Properties Co., Ltd.	228,226	74,646
#	Kenda Rubber Industrial Co., Ltd.	209,842	186,450
	Kenmec Mechanical Engineering Co., Ltd.	98,000	50,215
	Kerry TJ Logistics Co., Ltd.	82,000	112,505
	Kindom Development Co., Ltd.	147,000	128,522
	King Chou Marine Technology Co., Ltd.	33,660	34,318
	King Slide Works Co., Ltd.	19,050	198,113
	King Yuan Electronics Co., Ltd.	733,529	879,267
	Kingpak Technology, Inc.	24,295	116,231
	King’s Town Bank Co., Ltd.	444,000	474,594

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	King’s Town Construction Co., Ltd.	49,348	$56,074
	Kinik Co.	33,000	64,926
*	Kinko Optical Co., Ltd.	43,000	32,987
	Kinpo Electronics	664,028	288,016
	Kinsus Interconnect Technology Corp.	133,009	232,669
	KMC Kuei Meng International, Inc.	34,761	99,910
#	KNH Enterprise Co., Ltd.	45,000	46,387
	KS Terminals, Inc.	67,760	86,583
	Kung Long Batteries Industrial Co., Ltd.	36,000	175,278
*	Kung Sing Engineering Corp.	231,277	70,604
	Kuo Toong International Co., Ltd.	111,625	64,494
	Kuoyang Construction Co., Ltd.	165,652	142,741
	Kwong Fong Industries Corp.	50,442	18,293
	Kwong Lung Enterprise Co., Ltd.	41,000	56,281
	KYE Systems Corp.	146,426	39,616
	L&K Engineering Co., Ltd.	92,000	78,672
	La Kaffa International Co., Ltd.	7,000	34,937
*	LAN FA Textile	159,277	36,836
#	Land Mark Optoelectronics Corp.	21,000	196,021
	Lanner Electronics, Inc.	45,813	89,617
	Largan Precision Co., Ltd.	22,306	3,040,610
	Laster Tech Corp., Ltd.	31,669	26,124
	Leader Electronics, Inc.	67,602	14,574
	Lealea Enterprise Co., Ltd.	363,981	86,845
	Ledlink Optics, Inc.	15,467	12,183
	LEE CHI Enterprises Co., Ltd.	103,000	25,630
	Lelon Electronics Corp.	31,250	42,005
	Lemtech Holdings Co., Ltd.	8,798	23,696
*	Leofoo Development Co., Ltd.	76,254	28,068
*	LES Enphants Co., Ltd.	90,901	18,710
	Lextar Electronics Corp.	167,000	97,690
	Li Cheng Enterprise Co., Ltd.	52,763	56,634
	Li Peng Enterprise Co., Ltd.	323,806	66,183
	Lian HWA Food Corp.	32,917	45,481
	Lida Holdings, Ltd.	31,320	33,585
	Lien Hwa Industrial Holdings Corp.	191,877	276,398
	Lifestyle Global Enterprise, Inc.	8,000	17,359
	Lingsen Precision Industries, Ltd.	228,000	75,763
	Lion Travel Service Co., Ltd.	21,000	50,023
	Lite-On Semiconductor Corp.	70,213	97,270
	Lite-On Technology Corp.	872,395	1,355,657
	Long Bon International Co., Ltd.	104,180	49,571
	Long Da Construction & Development Corp.	54,000	26,102
	Longchen Paper & Packaging Co., Ltd.	351,070	156,375
	Longwell Co.	18,000	37,433
	Lotes Co., Ltd.	36,509	406,375
	Lu Hai Holding Corp.	20,788	26,789
*	Lucky Cement Corp.	112,000	28,196
	Lumax International Corp., Ltd.	43,492	94,452
	Lung Yen Life Service Corp.	62,000	116,298
*	LuxNet Corp.	39,684	25,261
	Macauto Industrial Co., Ltd.	30,000	68,713
	Machvision, Inc.	17,000	190,272
	Macroblock, Inc.	15,367	47,726
#	Macronix International	800,201	954,695
#	Makalot Industrial Co., Ltd.	92,420	393,516
	Marketech International Corp.	31,000	76,552
	Materials Analysis Technology, Inc.	23,160	58,426
	Mayer Steel Pipe Corp.	75,259	44,770

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	MediaTek, Inc.	150,360	$2,076,235
	Mega Financial Holding Co., Ltd.	1,108,669	1,115,242
	Meiloon Industrial Co.	35,650	25,133
	Mercuries & Associates Holding, Ltd.	197,019	144,790
*	Mercuries Life Insurance Co., Ltd.	517,821	166,364
	Merida Industry Co., Ltd.	36,735	187,604
	Merry Electronics Co., Ltd.	64,870	302,803
*	Microbio Co., Ltd.	152,572	99,321
	Micro-Star International Co., Ltd.	168,233	521,850
	Mildef Crete, Inc.	27,000	42,662
*	MIN AIK Technology Co., Ltd.	83,200	35,113
	Mirle Automation Corp.	103,804	116,290
	Mitac Holdings Corp.	410,292	417,214
	Mobiletron Electronics Co., Ltd.	35,440	31,976
	momo.com, Inc.	16,000	258,026
#	Mosel Vitelic, Inc.	26,000	21,239
*	Motech Industries, Inc.	181,097	32,806
	MPI Corp.	31,000	68,397
	Nak Sealing Technologies Corp.	21,000	46,800
	Namchow Holdings Co., Ltd.	91,000	138,076
	Nan Kang Rubber Tire Co., Ltd.	136,139	182,268
#	Nan Liu Enterprise Co., Ltd.	18,000	131,080
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	15,446
	Nan Ya Plastics Corp.	532,674	1,178,411
	Nan Ya Printed Circuit Board Corp.	70,072	165,956
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	31,712
	Nantex Industry Co., Ltd.	148,964	150,867
	Nanya Technology Corp.	319,000	684,759
	National Petroleum Co., Ltd.	37,000	54,414
	Netronix, Inc.	30,000	33,942
	New Best Wire Industrial Co., Ltd.	27,600	22,650
	New Era Electronics Co., Ltd.	33,000	16,290
	Nexcom International Co., Ltd.	44,000	32,913
	Nichidenbo Corp.	87,193	142,249
	Nien Hsing Textile Co., Ltd.	78,110	41,697
	Nien Made Enterprise Co., Ltd.	70,000	537,121
	Nishoku Technology, Inc.	18,400	36,592
	Novatek Microelectronics Corp.	180,000	1,119,412
#	Nuvoton Technology Corp.	70,651	88,715
*	O-Bank Co., Ltd.	563,000	137,033
*	Ocean Plastics Co., Ltd.	66,000	66,201
	On-Bright Electronics, Inc.	19,380	148,076
	OptoTech Corp.	179,043	128,461
*	Orient Semiconductor Electronics, Ltd.	233,310	95,556
	Oriental Union Chemical Corp.	250,821	141,529
	O-TA Precision Industry Co., Ltd.	35,935	51,154
	Pacific Construction Co.	167,000	50,868
	Pacific Hospital Supply Co., Ltd.	21,000	56,009
	Paiho Shih Holdings Corp.	45,675	47,205
#	Pan Jit International, Inc.	159,300	129,657
	Pan-International Industrial Corp.	259,514	164,568
	Panion & BF Biotech, Inc.	13,000	52,052
	Parade Technologies, Ltd.	22,400	550,539
*	Paragon Technologies Co., Ltd.	30,762	29,748
#	PCL Technologies, Inc.	10,088	37,654
	P-Duke Technology Co., Ltd.	28,270	66,261
	Pegatron Corp.	686,037	1,505,101
#	Pharmally International Holding Co., Ltd.	27,096	147,567
*	Phihong Technology Co., Ltd.	158,810	38,903

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Phison Electronics Corp.	42,000	$398,562
	Phoenix Tours International, Inc.	15,435	16,564
	Pixart Imaging, Inc.	53,030	310,394
	Planet Technology Corp.	23,000	47,994
	Plastron Precision Co., Ltd.	59,628	29,626
	Plotech Co., Ltd.	29,000	17,860
	Polytronics Technology Corp.	27,000	55,371
	Posiflex Technology, Inc.	15,346	46,939
	Pou Chen Corp.	1,021,144	961,605
	Power Wind Health Industry, Inc.	15,086	84,515
	Powertech Technology, Inc.	446,400	1,492,789
	Poya International Co., Ltd.	21,873	365,567
	President Chain Store Corp.	148,000	1,530,428
	President Securities Corp.	423,795	190,437
	Primax Electronics, Ltd.	233,000	364,369
	Prince Housing & Development Corp.	532,087	180,253
*	Princeton Technology Corp.	105,000	22,287
	Pro Hawk Corp.	3,000	15,107
	Promate Electronic Co., Ltd.	85,000	94,404
*	Promise Technology, Inc.	76,000	12,840
	Prosperity Dielectrics Co., Ltd.	52,032	103,000
	P-Two Industries, Inc.	3,500	2,391
	Qisda Corp.	820,439	462,578
	QST International Corp.	31,000	47,745
	Qualipoly Chemical Corp.	52,198	45,759
	Quang Viet Enterprise Co., Ltd.	20,000	84,415
	Quanta Computer, Inc.	454,715	982,488
	Quanta Storage, Inc.	111,000	129,482
	Quintain Steel Co., Ltd.	152,306	32,622
	Radiant Opto-Electronics Corp.	238,144	781,590
	Radium Life Tech Co., Ltd.	483,537	170,374
	Rafael Microelectronics, Inc.	10,000	42,025
	Realtek Semiconductor Corp.	96,268	824,372
	Rechi Precision Co., Ltd.	173,173	99,133
	Rexon Industrial Corp., Ltd.	58,000	139,349
	Rich Development Co., Ltd.	285,254	88,957
	RichWave Technology Corp.	13,100	78,093
*	Ritek Corp.	625,887	104,871
	Rodex Fasteners Corp.	25,000	29,623
*	Roo Hsing Co., Ltd.	267,000	82,741
*	Rotam Global Agrosciences, Ltd.	37,830	18,389
	Ruentex Development Co., Ltd.	206,244	306,955
	Ruentex Engineering & Construction Co.	21,000	43,306
	Ruentex Industries, Ltd.	141,941	325,085
	Samebest Co., Ltd.	13,860	30,642
	Sampo Corp.	134,200	86,565
	San Fang Chemical Industry Co., Ltd.	118,992	94,422
	San Far Property, Ltd.	103,790	57,468
	San Shing Fastech Corp.	56,479	88,031
	Sanitar Co., Ltd.	24,000	23,645
	Sanyang Motor Co., Ltd.	174,684	115,575
	SCI Pharmtech, Inc.	20,000	89,448
	Scientech Corp.	25,000	39,422
	SciVision Biotech, Inc.	7,000	14,578
	SDI Corp.	73,000	117,727
	Senao International Co., Ltd.	29,000	28,286
	Senao Networks, Inc.	9,000	32,067
	Sercomm Corp.	105,000	262,378
	Sesoda Corp.	69,925	56,921

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shan-Loong Transportation Co., Ltd.	48,000	$47,424
	Sharehope Medicine Co., Ltd.	31,935	49,320
	Sheng Yu Steel Co., Ltd.	53,000	28,741
	ShenMao Technology, Inc.	35,435	23,022
	Shih Her Technologies, Inc.	20,000	25,998
*	Shih Wei Navigation Co., Ltd.	179,446	35,177
	Shihlin Electric & Engineering Corp.	139,000	197,057
	Shin Kong Financial Holding Co., Ltd.	1,758,184	500,532
	Shin Zu Shing Co., Ltd.	60,149	263,936
#*	Shinih Enterprise Co., Ltd.	17,000	12,843
*	Shining Building Business Co., Ltd.	157,397	47,637
	Shinkong Insurance Co., Ltd.	143,000	176,613
	Shinkong Synthetic Fibers Corp.	495,191	181,833
	Shinkong Textile Co., Ltd.	45,800	63,052
	Shiny Chemical Industrial Co., Ltd.	28,112	89,574
*	Shuttle, Inc.	167,000	56,411
	Sigurd Microelectronics Corp.	257,538	313,585
	Silergy Corp.	12,000	476,740
*	Silicon Integrated Systems Corp.	167,000	64,220
	Simplo Technology Co., Ltd.	43,400	450,734
	Sinbon Electronics Co., Ltd.	118,917	578,839
	Sincere Navigation Corp.	202,240	100,000
	Single Well Industrial Corp.	17,000	9,857
	Sinher Technology, Inc.	29,000	38,078
	Sinmag Equipment Corp.	23,979	76,006
	Sino-American Silicon Products, Inc.	264,000	779,799
	Sinon Corp.	230,000	145,279
	SinoPac Financial Holdings Co., Ltd.	1,827,222	743,706
	Sinopower Semiconductor, Inc.	6,000	17,351
	Sinphar Pharmaceutical Co., Ltd.	66,960	43,715
	Sinyi Realty Co.	93,549	82,844
	Sirtec International Co., Ltd.	58,600	56,461
	Sitronix Technology Corp.	47,434	230,622
	Siward Crystal Technology Co., Ltd.	111,000	74,479
	Soft-World International Corp.	41,000	114,646
#*	Solar Applied Materials Technology Co.	188,110	121,800
	Solomon Technology Corp.	71,000	45,009
	Solteam, Inc.	30,300	24,584
	Song Shang Electronics Co., Ltd.	53,040	20,031
	Sonix Technology Co., Ltd.	58,000	89,240
	Southeast Cement Co., Ltd.	137,000	73,780
	Spirox Corp.	21,000	19,783
	Sporton International, Inc.	31,892	210,440
#	St Shine Optical Co., Ltd.	26,000	303,161
	Standard Chemical & Pharmaceutical Co., Ltd.	22,000	28,674
	Standard Foods Corp.	155,642	350,793
	Stark Technology, Inc.	21,200	43,078
	Sun Yad Construction Co., Ltd.	50,000	17,639
*	Sunko INK Co., Ltd.	52,000	17,617
	SunMax Biotechnology Co., Ltd.	5,000	11,290
	Sunny Friend Environmental Technology Co., Ltd.	34,000	294,185
	Sunonwealth Electric Machine Industry Co., Ltd.	95,000	123,984
	Sunplus Technology Co., Ltd.	290,000	102,433
	Sunrex Technology Corp.	60,631	67,196
	Sunspring Metal Corp.	31,000	22,296
	Supreme Electronics Co., Ltd.	192,608	216,322
	Swancor Holding Co., Ltd.	22,435	54,331
	Sweeten Real Estate Development Co., Ltd.	82,076	55,748
	Symtek Automation Asia Co., Ltd.	13,421	26,846

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	72,000	$188,125
	Synnex Technology International Corp.	252,967	337,608
	Sysage Technology Co., Ltd.	48,457	57,363
	Systex Corp.	45,000	122,364
	T3EX Global Holdings Corp.	57,000	41,766
#	TA Chen Stainless Pipe	425,417	377,949
	Ta Liang Technology Co., Ltd.	27,000	36,709
	Ta Ya Electric Wire & Cable	328,820	108,049
	Ta Yih Industrial Co., Ltd.	16,000	31,007
#	Tah Hsin Industrial Corp.	28,000	46,063
	TA-I Technology Co., Ltd.	49,936	133,074
*	Tai Tung Communication Co., Ltd.	58,373	31,914
	Taichung Commercial Bank Co., Ltd.	1,318,825	505,157
	TaiDoc Technology Corp.	15,458	98,500
	Taiflex Scientific Co., Ltd.	99,540	154,716
#	Taimide Tech, Inc.	58,117	71,754
	Tainan Enterprises Co., Ltd.	43,000	29,893
	Tainan Spinning Co., Ltd.	633,568	194,046
*	Tainergy Tech Co., Ltd.	65,068	32,533
	Tainet Communication System Corp.	8,000	13,343
	Taishin Financial Holding Co., Ltd.	2,610,895	1,110,498
	Taisun Enterprise Co., Ltd.	97,000	76,270
	Taita Chemical Co., Ltd.	110,160	36,267
	Taiwan Business Bank	1,405,496	509,139
	Taiwan Cement Corp.	1,670,739	2,410,500
	Taiwan Chinsan Electronic Industrial Co., Ltd.	52,663	56,195
	Taiwan Cogeneration Corp.	127,077	140,285
	Taiwan Cooperative Financial Holding Co., Ltd.	1,599,303	1,073,953
	Taiwan Fertilizer Co., Ltd.	359,000	553,271
	Taiwan Fire & Marine Insurance Co., Ltd.	114,520	76,019
	Taiwan FU Hsing Industrial Co., Ltd.	88,000	117,893
	Taiwan Glass Industry Corp.	516,442	155,283
	Taiwan High Speed Rail Corp.	513,000	585,901
	Taiwan Hon Chuan Enterprise Co., Ltd.	183,455	334,218
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	104,000	62,149
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	398,217	92,252
	Taiwan Mask Corp.	35,000	34,595
	Taiwan Mobile Co., Ltd.	328,800	1,184,702
	Taiwan Navigation Co., Ltd.	121,000	65,062
	Taiwan Paiho, Ltd.	156,068	357,702
	Taiwan PCB Techvest Co., Ltd.	158,733	178,921
*	Taiwan Prosperity Chemical Corp.	73,000	21,434
	Taiwan Pulp & Paper Corp.	100,000	69,229
	Taiwan Sakura Corp.	73,600	116,416
	Taiwan Sanyo Electric Co., Ltd.	23,800	24,370
	Taiwan Secom Co., Ltd.	116,795	345,463
	Taiwan Semiconductor Co., Ltd.	129,000	164,823
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	683,154	36,295,972
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,346,214	23,668,128
	Taiwan Shin Kong Security Co., Ltd.	110,150	133,999
	Taiwan Styrene Monomer	264,164	149,385
	Taiwan Surface Mounting Technology Corp.	116,845	350,489
	Taiwan TEA Corp.	367,648	176,023
	Taiwan Union Technology Corp.	115,000	518,459
	Taiyen Biotech Co., Ltd.	51,712	53,988
*	Tatung Co., Ltd.	420,688	302,285
	TCI Co., Ltd.	34,153	260,901
	Te Chang Construction Co., Ltd.	37,247	36,437

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Teco Electric and Machinery Co., Ltd.	457,000	$411,234
	Tehmag Foods Corp.	9,700	68,991
	Tera Autotech Corp.	21,000	15,793
	Test Research, Inc.	75,571	130,885
	Test-Rite International Co., Ltd.	130,568	84,119
	Thinking Electronic Industrial Co., Ltd.	32,000	89,931
	Thye Ming Industrial Co., Ltd.	57,125	58,560
	Ton Yi Industrial Corp.	494,300	151,788
#	Tong Hsing Electronic Industries, Ltd.	66,009	267,889
	Tong Yang Industry Co., Ltd.	201,640	240,993
	Tong-Tai Machine & Tool Co., Ltd.	101,711	45,116
	TOPBI International Holdings, Ltd.	43,631	102,165
	Topco Scientific Co., Ltd.	77,249	265,559
	Topco Technologies Corp.	19,122	42,158
	Topkey Corp.	36,000	133,605
	Topoint Technology Co., Ltd.	73,386	47,772
	Toung Loong Textile Manufacturing	57,000	51,557
#*	TPK Holding Co., Ltd.	221,000	309,161
	Trade-Van Information Services Co.	9,000	12,747
	Transcend Information, Inc.	61,890	146,163
	Tripod Technology Corp.	233,170	823,882
*	TrueLight Corp.	25,000	28,001
	Tsang Yow Industrial Co., Ltd.	52,000	25,969
	Tsann Kuen Enterprise Co., Ltd.	69,000	36,875
	TSC Auto ID Technology Co., Ltd.	15,070	102,141
*	TSEC Corp.	192,029	35,713
	TSRC Corp.	310,452	168,601
	Ttet Union Corp.	19,000	75,149
	TTFB Co., Ltd.	5,000	38,144
	TTY Biopharm Co., Ltd.	80,000	189,812
	Tung Ho Steel Enterprise Corp.	510,654	394,281
*	Tung Thih Electronic Co., Ltd.	32,073	51,125
	TURVO International Co., Ltd.	15,843	31,266
	TXC Corp.	141,204	304,347
	TYC Brother Industrial Co., Ltd.	162,091	130,735
*	Tycoons Group Enterprise	247,385	34,297
	Tyntek Corp.	178,922	76,320
	UDE Corp.	37,000	25,223
	Ultra Chip, Inc.	27,000	19,623
	U-Ming Marine Transport Corp.	271,000	267,976
#	Unimicron Technology Corp.	518,312	734,097
*	Union Bank Of Taiwan	702,648	251,490
	Uni-President Enterprises Corp.	1,035,577	2,411,223
	Unitech Computer Co., Ltd.	50,000	38,964
#	Unitech Printed Circuit Board Corp.	387,498	291,997
#	United Integrated Services Co., Ltd.	81,400	513,881
	United Microelectronics Corp., Sponsored ADR	71,602	179,005
#	United Microelectronics Corp.	3,769,081	1,949,991
	United Orthopedic Corp.	36,141	40,197
	United Radiant Technology	48,000	20,848
*	United Renewable Energy Co., Ltd.	1,117,848	196,071
*	Unity Opto Technology Co., Ltd.	275,593	38,183
	Universal Cement Corp.	216,972	127,859
	Universal Microwave Technology, Inc.	27,102	67,495
*	Unizyx Holding Corp.	133,118	69,916
	UPC Technology Corp.	442,532	148,156
	Userjoy Technology Co., Ltd.	8,999	28,660
	USI Corp.	334,332	139,045
*	Usun Technology Co., Ltd.	21,700	15,963

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Utechzone Co., Ltd.	23,000	$37,683
	Vanguard International Semiconductor Corp.	265,000	614,805
	Ve Wong Corp.	34,000	31,665
	VHQ Media Holdings, Ltd.	14,000	40,820
	Victory New Materials, Ltd. Co.	79,255	26,730
	Visual Photonics Epitaxy Co., Ltd.	75,757	222,674
	Vivotek, Inc.	10,352	24,858
	Voltronic Power Technology Corp.	22,207	527,158
	Wafer Works Corp.	178,000	193,353
	Waffer Technology Corp.	56,000	20,549
	Wah Hong Industrial Corp.	43,694	34,563
	Wah Lee Industrial Corp.	115,000	209,020
	Walsin Lihwa Corp.	1,300,000	570,404
#	Walsin Technology Corp.	187,345	1,326,807
	Walton Advanced Engineering, Inc.	178,000	62,267
	Wan Hai Lines, Ltd.	359,000	202,328
	WAN HWA Enterprise Co.	12,813	5,061
	Wei Chuan Foods Corp.	118,000	86,025
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	189,725	94,876
	Well Shin Technology Co., Ltd.	46,160	69,220
	Win Semiconductors Corp.	48,141	430,360
	Winbond Electronics Corp.	1,498,474	695,331
	Winmate, Inc.	10,000	17,631
	Winstek Semiconductor Co., Ltd.	23,000	18,392
*	Wintek Corp.	461,871	5,329
	Wisdom Marine Lines Co., Ltd.	141,166	118,723
	Wistron Corp.	1,408,017	1,320,356
	Wistron NeWeb Corp.	105,102	218,765
	Wonderful Hi-Tech Co., Ltd.	65,000	34,161
	Wowprime Corp.	43,000	96,747
	WPG Holdings, Ltd.	734,779	957,180
	WT Microelectronics Co., Ltd.	197,089	253,679
	WUS Printed Circuit Co., Ltd.	89,680	91,361
	XAC Automation Corp.	24,000	20,213
	Xxentria Technology Materials Corp.	60,211	109,494
#	Yageo Corp.	82,317	1,065,045
*	Yang Ming Marine Transport Corp.	381,000	86,297
	YC INOX Co., Ltd.	173,600	138,637
	YCC Parts Manufacturing Co., Ltd.	23,000	31,509
	Yea Shin International Development Co., Ltd.	106,708	53,536
	Yem Chio Co., Ltd.	231,123	85,886
*	Yeong Guan Energy Technology Group Co., Ltd.	34,212	70,573
	YFC-Boneagle Electric Co., Ltd.	57,000	34,570
	YFY, Inc.	732,891	313,403
	Yi Jinn Industrial Co., Ltd.	116,100	45,756
	Yieh Phui Enterprise Co., Ltd.	560,268	167,352
	Yonyu Plastics Co., Ltd.	55,000	60,630
	Young Fast Optoelectronics Co., Ltd.	50,298	32,678
	Youngtek Electronics Corp.	68,257	115,410
	Yuanta Financial Holding Co., Ltd.	2,891,167	1,647,904
	Yuanta Futures Co., Ltd.	38,000	68,588
	Yuen Chang Stainless Steel Co., Ltd.	55,000	29,228
	Yulon Finance Corp.	92,400	310,245
#	Yulon Motor Co., Ltd.	364,783	211,251
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,362	42,302
	Yungshin Construction & Development Co., Ltd.	41,000	42,878
	YungShin Global Holding Corp.	99,000	147,703
	Zeng Hsing Industrial Co., Ltd.	24,837	108,468

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	79,000	$49,467
	Zero One Technology Co., Ltd.	28,000	31,026
	Zhen Ding Technology Holding, Ltd.	192,000	688,957
	Zig Sheng Industrial Co., Ltd.	220,231	56,519
	Zinwell Corp.	165,010	87,788
	Zippy Technology Corp.	70,000	84,077
	ZongTai Real Estate Development Co., Ltd.	64,545	69,954

TOTAL TAIWAN			241,980,206

THAILAND — (2.9%)
	AAPICO Hitech PCL	32,900	9,304
	AAPICO Hitech PCL	84,120	23,789
	Advanced Info Service PCL	219,100	1,340,807
	Advanced Information Technology PCL, Class F	102,000	56,430
	AEON Thana Sinsap Thailand PCL	55,800	226,787
	After You PCL	153,000	41,850
	Airports of Thailand PCL	799,300	1,537,828
	AJ Plast PCL	60,300	17,705
	Allianz Ayudhya Capital PCL	16,500	18,614
	AMA Marine PCL	135,900	16,213
	Amata Corp. PCL	423,300	167,462
	Amata VN PCL, Class F	193,600	25,251
	Ananda Development PCL	523,400	26,692
	AP Thailand PCL	759,802	118,591
*	Asia Aviation PCL	1,561,600	90,255
	Asia Green Energy PCL	36,900	764
	Asia Plus Group Holdings PCL	1,413,700	75,153
	Asia Sermkij Leasing PCL	94,400	48,433
	Asian Insulators PCL	955,920	34,272
	Asian Sea Corp. PCL	100,100	13,860
	B Grimm Power PCL	228,700	316,314
	Bangchak Corp. PCL	480,500	274,741
	Bangkok Airways PCL	376,400	68,637
	Bangkok Aviation Fuel Services PCL	121,650	88,732
	Bangkok Bank PCL	9,800	31,501
	Bangkok Bank PCL	69,300	222,754
	Bangkok Expressway & Metro PCL	2,365,535	690,907
	Bangkok Insurance PCL	11,480	84,091
	Bangkok Land PCL	4,424,000	146,304
	Bangkok Life Assurance PCL	198,540	95,113
*	Bangkok Ranch PCL	559,700	36,673
	Banpu PCL	1,567,900	283,487
	Banpu Power PCL	223,700	107,857
	Beauty Community PCL	1,079,400	60,384
*	BEC World PCL	811,600	124,418
	Berli Jucker PCL	235,600	293,089
	Better World Green PCL	1,839,200	22,738
	BJC Heavy Industries PCL, Class F	96,400	4,469
	BTS Group Holdings PCL	597,800	212,477
	Buriram Sugar PCL	63,600	6,605
	Cal-Comp Electronics Thailand PCL, Class F	1,659,744	74,382
	Carabao Group PCL, Class F	99,500	242,945
	Central Pattana PCL	466,300	706,188
	Central Plaza Hotel PCL	253,300	169,101
*	Central Retail Corp. PCL	65,866	75,323
	CH Karnchang PCL	510,272	269,685
	Charoen Pokphand Foods PCL	1,255,893	1,048,033
	Charoong Thai Wire & Cable PCL, Class F	88,000	13,735
	CK Power PCL	965,800	113,430

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	COL PCL	74,000	$32,706
	Com7 PCL, Class F	266,000	176,758
	Communication & System Solution PCL	227,000	7,647
*	Country Group Development PCL	1,320,000	29,782
*	Country Group Holdings PCL	407,500	9,446
	CP ALL PCL	1,081,900	2,374,128
	Delta Electronics Thailand PCL	52,700	72,889
	Demco PCL	129,500	9,606
	Dhipaya Insurance PCL	214,400	147,771
	Diamond Building Products PCL	206,200	33,777
	Do Day Dream PCL	38,200	17,946
	Dynasty Ceramic PCL	1,772,400	83,265
	Eastern Polymer Group PCL, Class F	122,000	17,496
	Eastern Power Group PCL	147,400	15,763
	Eastern Water Resources Development and Management PCL, Class F .	243,900	75,382
	Electricity Generating PCL	47,100	416,337
	Energy Absolute PCL	392,100	487,777
	Erawan Group PCL (The)	995,500	94,766
	Esso Thailand PCL	414,700	69,213
	FN Factory Outlet PCL	619,500	17,232
	Forth Corp. PCL	74,800	12,600
	Forth Smart Service PCL	184,100	34,709
	Fortune Parts Industry PCL, Class F	213,500	13,461
	GFPT PCL	335,100	118,070
	Global Green Chemicals PCL, Class F	109,500	27,751
	Global Power Synergy PCL, Class F	125,968	274,478
*	Group Lease PCL	135,800	13,095
	Gunkul Engineering PCL	1,667,400	136,051
	Haad Thip PCL	50,900	28,946
	Hana Microelectronics PCL	263,701	236,357
	Home Product Center PCL	1,356,527	570,198
	ICC International PCL	27,800	30,073
	Ichitan Group PCL	437,200	79,049
	Indorama Ventures PCL	452,800	402,349
	Interhides PCL	240,200	16,184
	Interlink Communication PCL	87,450	9,406
	Intouch Holdings PCL	60,800	100,535
	Intouch Holdings PCL, Class F	174,900	289,203
	IRPC PCL	2,929,800	242,679
	Italian-Thai Development PCL	2,181,966	91,716
	Jasmine International PCL	1,948,100	238,432
	JMT Network Services PCL, Class F	147,000	81,326
	Jubilee Enterprise PCL	20,400	9,268
	Kang Yong Electric PCL	300	2,225
	Karmarts PCL	291,400	29,361
	Kasikornbank PCL	220,600	588,062
	KCE Electronics PCL	331,600	179,354
*	KGI Securities Thailand PCL	1,131,300	134,966
	Khon Kaen Sugar Industry PCL	682,204	41,326
	Kiatnakin Bank PCL	106,800	139,462
	Krung Thai Bank PCL	557,250	189,453
	Krungthai Card PCL	270,300	284,043
	Lam Soon Thailand PCL	132,400	21,688
	Land & Houses PCL	1,161,800	265,718
	Land & Houses PCL	518,520	118,592
	Lanna Resources PCL	133,700	24,794
	LH Financial Group PCL	2,912,300	89,111
*	Loxley PCL	1,891,270	74,821
	LPN Development PCL	286,200	31,667

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	290,400	$130,144
	Maybank Kim Eng Securities Thailand PCL	24,400	4,940
	MBK PCL	426,500	209,592
	MC Group PCL	44,100	10,972
*	MCOT PCL	64,900	12,136
	MCS Steel PCL	208,200	61,131
	Mega Lifesciences PCL	214,500	192,258
	Millcon Steel PCL	547,600	8,970
	Minor International PCL	447,944	292,122
	MK Restaurants Group PCL	125,600	213,506
	Modernform Group PCL	18,700	1,399
*	Mono Technology PCL, Class F	746,200	52,122
*	Muangthai Capital PCL	178,400	261,907
	Namyong Terminal PCL	417,600	48,013
	Nava Nakorn PCL	278,000	14,435
	Nawarat Patanakarn PCL	509,200	7,082
	Netbay PCL	57,700	55,729
	Noble Development PCL	70,100	29,682
	Origin Property PCL, Class F	513,950	72,117
*	Padaeng Industry PCL	156,600	21,683
	PCS Machine Group Holding PCL	188,600	27,164
	Plan B Media Pcl, Class F	701,600	107,121
	Platinum Group PCL (The), Class F	248,500	23,809
	Polyplex Thailand PCL	243,600	105,406
	Power Solution Technologies PCL, Class F	5,601,000	60,589
*	Precious Shipping PCL	423,650	50,280
	Premier Marketing PCL	152,600	29,006
	Prima Marine PCL	337,700	67,321
	Property Perfect PCL	4,251,000	45,985
	Pruksa Holding PCL	371,100	125,019
	PTG Energy PCL	518,900	221,320
	PTT Exploration & Production PCL	626,086	1,635,119
	PTT Global Chemical PCL	277,356	323,603
	PTT PCL	2,767,300	3,036,290
	Pylon PCL	216,200	28,065
	Quality Houses PCL	2,594,613	166,799
	Raimon Land PCL	1,149,900	17,415
	Rajthanee Hospital PCL	107,100	75,471
	Ratch Group PCL	63,600	130,719
	Ratch Group PCL	112,700	231,635
	Ratchthani Leasing PCL	783,562	95,902
*	Regional Container Lines PCL	444,300	41,196
	Rojana Industrial Park PCL	470,432	61,067
	RS PCL	300,800	103,195
	S 11 Group PCL	82,400	14,007
	Sabina PCL	66,500	35,557
	Saha Pathana Inter-Holding PCL	18,700	33,955
*	Sahakol Equipment PCL	579,600	28,662
	Sahamitr Pressure Container PCL	186,600	38,641
*	Sahaviriya Steel Industries PCL	203,374	1,697
	Samart Corp. PCL	156,000	24,349
	Samart Telcoms PCL	184,800	33,127
	Sansiri PCL	5,059,133	111,018
	Sappe PCL	66,900	34,530
	SC Asset Corp. PCL	1,139,696	70,449
	Scan Inter PCL, Class F	610,300	32,066
	SCG Ceramics PCL	262,386	8,596
	SEAFCO PCL	369,980	60,034
	Sena Development PCL	519,350	35,956

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sermsang Power Corp. Co., Ltd.	198,800	$41,781
	Siam Cement PCL (The)	117,400	1,255,460
	Siam Cement PCL (The)	21,550	230,453
	Siam City Cement PCL	28,543	105,421
	Siam Commercial Bank PCL (The)	207,500	439,306
	Siam Future Development PCL	920,040	133,648
	Siam Global House PCL	637,136	265,843
	Siam Wellness Group PCL, Class F	111,100	30,561
	Siamgas & Petrochemicals PCL	426,100	107,990
	Singha Estate PCL	1,017,100	52,497
	Sino-Thai Engineering & Construction PCL	417,500	200,008
	SNC Former PCL	110,400	27,809
	Somboon Advance Technology PCL	197,550	69,605
	SPCG PCL	286,700	154,183
	Sri Trang Agro-Industry PCL	421,500	169,356
*	Sriracha Construction PCL	60,500	12,341
	Srisawad Corp. PCL	215,689	358,315
	Srithai Superware PCL	898,400	17,493
	Srivichai Vejvivat PCL	184,900	34,288
	Star Petroleum Refining PCL	662,900	119,857
	STP & I PCL	642,380	99,271
	Supalai PCL	1,609,725	741,304
	Super Energy Corp. PCL	5,585,700	100,130
	Susco PCL	413,400	26,832
	SVI PCL	111,300	8,462
	Synnex Thailand PCL	153,800	29,472
	Syntec Construction PCL	574,800	24,161
	Taokaenoi Food & Marketing PCL, Class F	238,000	52,962
	Tapaco PCL	119,200	17,315
*	Tata Steel Thailand PCL	1,594,700	16,265
*	TCM Corp. PCL	152,000	5,543
	Thai Agro Energy PCL	326,600	26,649
*	Thai Airways International PCL	493,100	112,016
	Thai Central Chemical PCL	23,300	14,691
	Thai Oil PCL	270,400	342,649
*	Thai Reinsurance PCL	1,003,700	18,303
	Thai Solar Energy PCL, Class F	373,632	33,951
	Thai Stanley Electric PCL	3,900	15,429
	Thai Stanley Electric PCL, Class F	11,300	44,704
	Thai Union Group PCL, Class F	1,206,332	488,424
	Thai Vegetable Oil PCL	218,100	165,151
	Thai Wah PCL, Class F	179,500	18,530
	Thaicom PCL	322,800	37,912
	Thaifoods Group PCL	485,500	57,321
	Thaire Life Assurance PCL	194,200	18,127
	Thanachart Capital PCL	77,800	88,368
	Thitikorn PCL	153,300	42,169
	Thoresen Thai Agencies PCL	622,156	57,303
	Tipco Asphalt PCL	193,900	107,273
	TIPCO Foods PCL	117,300	21,027
	Tisco Financial Group PCL	82,300	186,959
	TKS Technologies PCL	64,300	10,135
	TMB Bank PCL	10,094,192	299,503
	TMT Steel PCL	189,600	22,034
	TOA Paint Thailand PCL	133,100	154,265
	Total Access Communication PCL	287,400	375,294
	TPC Power Holdings Co., Ltd.	128,300	40,050
	TPI Polene PCL	2,702,000	100,213
	TPI Polene Power PCL	922,600	111,778

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	6,072,120	$626,824
	TTCL PCL	98,900	10,087
	TTCL PCL	25,329	2,583
	TTW PCL	649,700	269,077
*	U City PCL, Class F	428,400	17,610
	Union Auction PCL	87,100	17,633
	Unique Engineering & Construction PCL	508,650	96,684
	United Paper PCL	171,400	50,856
	Univanich Palm Oil PCL	84,700	10,419
	Univentures PCL	508,800	51,580
*	Vanachai Group PCL	403,920	24,593
	VGI PCL	415,000	107,101
	Vinythai PCL	173,000	121,375
	WHA Corp. PCL	2,223,900	188,332
	WHA Utilities and Power PCL	458,900	66,945
	Workpoint Entertainment PCL	123,460	38,921

TOTAL THAILAND			37,965,299

TURKEY — (0.8%)
	Adana Cimento Sanayii TAS, Class A	21,718	29,958
*	Afyon Cimento Sanayi TAS	15,717	6,048
*	Akbank T.A.S.	642,440	542,348
	Akcansa Cimento A.S.	5,535	6,656
	Aksa Akrilik Kimya Sanayii A.S.	86,402	78,401
*	Aksa Enerji Uretim A.S.	107,078	58,363
	Aksigorta A.S.	59,107	50,548
#	Alarko Holding A.S.	28,066	18,225
#*	Albaraka Turk Katilim Bankasi A.S.	336,049	61,135
	Alkim Alkali Kimya A.S.	8,440	70,498
	Anadolu Anonim Turk Sigorta Sirketi	121,131	87,628
#	Anadolu Cam Sanayii A.S.	136,622	80,588
	Anadolu Hayat Emeklilik A.S.	43,484	40,089
#*	Arcelik A.S.	70,495	165,480
	AvivaSA Emeklilik ve Hayat A.S., Class A	15,566	29,809
	Aygaz A.S.	33,098	48,868
*	Bagfas Bandirma Gubre Fabrikalari A.S.	20,249	48,287
*	Bera Holding A.S.	168,421	93,287
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	20,400
	BIM Birlesik Magazalar A.S.	110,404	876,641
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	26,256
	Borusan Yatirim ve Pazarlama A.S.	1,351	12,160
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	11,223
*	Bursa Cimento Fabrikasi A.S.	36,558	20,532
*	Cimsa Cimento Sanayi VE Ticaret A.S.	17,262	19,205
	Coca-Cola Icecek A.S.	35,244	186,450
	Deva Holding A.S.	14,907	34,524
#	Dogan Sirketler Grubu Holding A.S.	721,874	186,082
	Dogus Otomotiv Servis ve Ticaret A.S.	21,724	32,847
	EGE Endustri VE Ticaret A.S.	629	49,482
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	45,467
	Enerjisa Enerji A.S.	95,251	104,905
	Enka Insaat ve Sanayi A.S.	162,355	140,650
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	10,999	30,163
	Eregli Demir ve Celik Fabrikalari TAS	378,140	435,957
#*	Fenerbahce Futbol A.S.	20,253	29,882
	Ford Otomotiv Sanayi A.S.	19,089	172,259
*	Global Yatirim Holding A.S.	49,586	23,289
#	Goodyear Lastikleri TAS	36,437	25,291
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	84,526	46,970

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Gubre Fabrikalari TAS	17,211	$39,455
	Hektas Ticaret TAS	60,996	118,836
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	55,622	97,729
#*	Is Finansal Kiralama A.S.	32,181	15,373
	Is Yatirim Menkul Degerler A.S., Class A	104,288	83,806
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	81,597	26,363
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	84,478
	Kartonsan Karton Sanayi ve Ticaret A.S.	381	26,088
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	32,850
	KOC Holding A.S.	68,085	149,394
	Kordsa Teknik Tekstil A.S.	40,281	65,229
*	Koza Altin Isletmeleri A.S.	19,920	203,030
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	143,767	236,132
*	Logo Yazilim Sanayi Ve Ticaret A.S.	6,664	70,591
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	28,989
*	Netas Telekomunikasyon A.S.	13,133	24,812
	Nuh Cimento Sanayi A.S.	29,066	41,939
#*	Pegasus Hava Tasimaciligi A.S.	26,485	200,797
#*	Petkim Petrokimya Holding A.S.	459,748	233,662
#	Polisan Holding A.S.	94,393	33,374
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	67,621	53,314
*	Sekerbank Turk A.S.	202,387	28,927
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	99,576	108,488
	Soda Sanayii A.S.	208,400	174,365
	Tat Gida Sanayi A.S.	24,980	27,294
	TAV Havalimanlari Holding A.S.	95,830	249,626
	Tekfen Holding A.S.	87,658	178,927
	Tofas Turk Otomobil Fabrikasi A.S.	31,448	100,487
#	Trakya Cam Sanayii A.S.	333,463	154,250
*	Tupras Turkiye Petrol Rafinerileri A.S.	11,486	149,158
*	Turcas Petrol A.S.	47,135	18,293
*	Turk Hava Yollari AO	263,331	402,890
*	Turk Telekomunikasyon A.S.	149,160	157,590
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	34,061
	Turkcell Iletisim Hizmetleri A.S.	389,395	775,741
#	Turkcell Iletisim Hizmetleri A.S., ADR	2,789	13,847
*	Turkiye Garanti Bankasi A.S.	649,866	775,895
*	Turkiye Halk Bankasi A.S.	347,281	258,534
*	Turkiye Is Bankasi A.S., Class C	341,525	242,434
#*	Turkiye Sinai Kalkinma Bankasi A.S.	1,075,989	158,729
	Turkiye Sise ve Cam Fabrikalari A.S.	157,969	109,738
*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	181,016
*	Ulker Biskuvi Sanayi A.S.	68,580	232,793
*	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	56,180
*	Yapi ve Kredi Bankasi A.S.	787,096	236,959
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	42,643

TOTAL TURKEY			10,781,957

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	117,076	140,706
	Air Arabia PJSC	113,929	35,213
	Aldar Properties PJSC	170,045	83,006
	Amanat Holdings PJSC	154,056	30,348
*	Amlak Finance PJSC	254,913	24,630
	Arabtec Holding PJSC	166,414	31,854
	Aramex PJSC	151,340	124,008
*	DAMAC Properties Dubai Co. PJSC	207,889	34,801
	Dana Gas PJSC	149,240	29,762
*	Deyaar Development PJSC	268,757	21,018

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Dubai Financial Market PJSC	106,685	$21,251
Dubai Investments PJSC	97,506	31,615
Dubai Islamic Bank PJSC	63,780	63,625
* DXB Entertainments PJSC	715,745	30,431
Emirates Telecommunications Group Co. PJSC	9,935	41,750
First Abu Dhabi Bank PJSC	99,114	309,070
National Central Cooling Co. PJSC	36,730	21,021
RAK Properties PJSC	115,009	11,561
Ras Al Khaimah Ceramics	27,547	10,755
State Street Money Market Portfolio	146,055	50,898

TOTAL UNITED ARAB EMIRATES		1,147,323

TOTAL COMMON STOCKS		1,272,616,701

PREFERRED STOCKS — (1.3%)

BRAZIL — (1.2%)
AES Tiete Energia SA	486	253
Alpargatas SA	48,700	245,296
Banco ABC Brasil SA	39,062	102,649
Banco Bradesco SA	92,329	325,144
Banco do Estado do Rio Grande do Sul SA, Class B	142,873	329,470
Banco Pan SA	92,732	85,776
Centrais Eletricas Brasileiras SA, Class B	51,200	262,125
Centrais Eletricas Santa Catarina	7,850	54,711
Cia de Saneamento do Parana	513,285	470,064
Cia de Transmissao de Energia Eletrica Paulista	74,803	267,276
Cia Energetica de Minas Gerais	262,832	460,133
Cia Energetica de Sao Paulo, Class B	63,911	330,961
Cia Energetica do Ceara, Class A	6,382	57,930
Cia Ferro Ligas da Bahia - FERBASA	25,100	77,775
Cia Paranaense de Energia	40,026	400,415
Eucatex SA Industria e Comercio	23,400	20,655
Gerdau SA	519,200	1,120,912
Grazziotin SA	3,000	13,776
Itau Unibanco Holding SA	931,700	3,901,287
Lojas Americanas SA	139,552	638,492
Marcopolo SA	260,737	137,132
Petroleo Brasileiro SA BRPETRACNPR6	1,681,849	5,582,555
Randon SA Implementos e Participacoes	72,226	112,897
Schulz SA	14,600	22,284
Telefonica Brasil SA	70,769	594,090
Unipar Carbocloro SA	36,354	156,436
Usinas Siderurgicas de Minas Gerais SA, Class A	189,716	167,461

TOTAL BRAZIL		15,937,955

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	76,479	93,435
Embotelladora Andina SA, Class B	104,442	249,440
Sociedad Quimica y Minera de Chile SA, Class B	1,041	24,750

TOTAL CHILE		367,625

COLOMBIA — (0.1%)
Avianca Holdings SA	234,897	29,844
Banco Davivienda SA	24,468	177,500
Bancolombia SA	2,446	15,989
Grupo Argos SA	11,723	23,985
Grupo Aval Acciones y Valores SA	724,261	154,585

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA	18,894	$90,103

TOTAL COLOMBIA		492,006

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	235	7,469

TOTAL PREFERRED STOCKS		16,805,055

RIGHTS/WARRANTS — (0.0%)

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	7,100	0

INDIA — (0.0%)
* Arvind Fashions, Ltd. Rights 04/17/20	5,720	0

MALAYSIA — (0.0%)
* Guan Chong Bhd Warrants 11/04/22	0	0

SOUTH KOREA — (0.0%)
#* HLB, Inc. Rights 05/29/20	461	6,545

TAIWAN — (0.0%)
* Hannstar Board Corp. Rights 05/18/20	10,608	1,427
* Highlight Tech Corp. Rights 05/07/20	1,137	172
* Machvision, Inc. Rights 05/11/20	677	1,991
* Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	43,812	1,090
* YFC Boneagle Electric Co., Ltd Rights 03/04/20	3,432	23

TOTAL TAIWAN		4,703

THAILAND — (0.0%)
* Tapaco PCL Rights 03/18/22	59,600	1,032

TOTAL RIGHTS/WARRANTS		12,280

TOTAL INVESTMENT SECURITIES (Cost $1,276,237,656)		1,289,434,036

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	1,480,917	17,135,694

TOTAL INVESTMENTS — (100.0%) (Cost $1,293,368,966)		$1,306,569,730

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$28,983	—	$28,983
Brazil	$66,297,094	—	—	66,297,094
Canada	368,390	—	—	368,390
Chile	11,415,314	—	—	11,415,314
China	83,841,775	300,843,831	—	384,685,606
Colombia	3,360,106	—	—	3,360,106
Czech Republic	—	1,890,153	—	1,890,153

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$110,183	$1,025,610	—	$1,135,793
Greece	—	4,465,438	—	4,465,438
Hong Kong	—	129,242	—	129,242
Hungary	—	3,585,103	—	3,585,103
India	3,183,185	120,355,359	—	123,538,544
Indonesia	1,966,622	23,245,093	—	25,211,715
Malaysia	—	26,693,544	—	26,693,544
Mexico	30,303,816	181	—	30,303,997
Peru	2,092,106	123	—	2,092,229
Philippines	364,493	12,940,523	—	13,305,016
Poland	—	14,358,437	—	14,358,437
Qatar	—	1,128,971	—	1,128,971
Russia	6,447,122	12,502,724	—	18,949,846
Saudi Arabia	—	25,841	—	25,841
South Africa	12,391,993	48,404,482	—	60,796,475
South Korea	2,989,133	183,986,946	—	186,976,079
Taiwan	39,439,650	202,540,556	—	241,980,206
Thailand	37,963,602	1,697	—	37,965,299
Turkey	13,847	10,768,110	—	10,781,957
United Arab Emirates	—	1,147,323	—	1,147,323
Preferred Stocks
Brazil	15,937,955	—	—	15,937,955
Chile	367,625	—	—	367,625
Colombia	492,006	—	—	492,006
South Korea	—	7,469	—	7,469
Rights/Warrants
South Korea	—	6,545	—	6,545
Taiwan	—	4,703	—	4,703
Thailand	—	1,032	—	1,032
Securities Lending Collateral	—	17,135,694	—	17,135,694

TOTAL	$319,346,017	$987,223,713	—	$1,306,569,730

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (5.1%)
	AES Tiete Energia SA	42,480	$113,272
	Aliansce Sonae Shopping Centers SA	1,812	9,300
	Alliar Medicos A Frente SA	19,451	37,522
	Alupar Investimento SA	35,800	148,588
#	Ambev SA, ADR	424,085	911,783
	Ambev SA	5,100	10,635
	Arezzo Industria e Comercio SA	6,800	53,146
	Atacadao SA	46,993	172,835
#*	Azul SA, ADR	5,630	53,823
*	B2W Cia Digital	16,000	215,524
	B3 SA - Brasil Bolsa Balcao	101,995	720,618
	Banco Bradesco SA, ADR	198,848	699,945
	Banco Bradesco SA	92,518	298,758
	Banco BTG Pactual SA	74,660	580,761
	Banco do Brasil SA	97,100	508,901
	Banco Santander Brasil SA	50,600	251,237
	BB Seguridade Participacoes SA	94,554	461,650
	BK Brasil Operacao e Assessoria a Restaurantes SA	16,674	29,007
	BR Properties SA	27,600	44,360
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,500	39,583
#	Braskem SA, Sponsored ADR	4,311	33,841
	Camil Alimentos SA	17,242	25,873
	CCR SA	340,480	773,263
	Centrais Eletricas Brasileiras SA	13,100	58,419
	Cia Brasileira de Distribuicao	29,530	359,601
	Cia de Locacao das Americas	92,320	225,456
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	257,967
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	30,600	234,396
	Cia de Saneamento de Minas Gerais-COPASA	10,800	95,331
	Cia de Saneamento do Parana	29,100	137,529
	Cia de Saneamento do Parana	21,300	20,133
#	Cia Energetica de Minas Gerais, Sponsored ADR	6,100	10,492
	Cia Energetica de Minas Gerais	32,800	58,327
	Cia Hering	8,600	23,659
#	Cia Paranaense de Energia, Sponsored ADR	1,200	12,300
	Cia Paranaense de Energia	4,800	46,959
	Cia Siderurgica Nacional SA	45,000	74,146
	Cielo SA	260,850	194,754
	Construtora Tenda SA	13,760	58,806
*	Cosan Logistica SA	16,800	47,454
	Cosan SA	23,300	258,541
	CPFL Energia SA	19,900	106,272
	CSU Cardsystem SA	5,800	10,517
	CVC Brasil Operadora e Agencia de Viagens SA	13,000	32,991
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,900	283,506
	Dimed SA Distribuidora da Medicamentos	6,000	25,819
	Direcional Engenharia SA	34,300	55,507
	Duratex SA	93,167	166,874
*	EcoRodovias Infraestrutura e Logistica SA	42,200	81,406
	EDP - Energias do Brasil SA	26,500	82,845
*	Embraer SA	75,494	120,087
*	Embraer SA, Sponsored ADR	24,490	155,022
	Energisa SA	45,433	365,108
	Engie Brasil Energia SA	2,200	15,827
	Equatorial Energia SA	98,100	330,674

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Even Construtora e Incorporadora SA	41,100	$50,941
	Ez Tec Empreendimentos e Participacoes SA	8,365	46,471
	Fleury SA	48,900	205,028
	Fras-Le SA	2,000	1,490
*	Gafisa SA	17,700	12,694
	Grendene SA	23,621	30,276
	Guararapes Confeccoes SA	16,684	39,118
	Hapvida Participacoes e Investimentos SA	21,400	206,369
*	Helbor Empreendimentos SA	55,000	18,812
	Hypera SA	46,100	246,527
	Iguatemi Empresa de Shopping Centers SA	4,100	24,821
	Industrias Romi SA	3,400	6,971
	Instituto Hermes Pardini SA	12,500	44,709
	International Meal Co. Alimentacao SA, Class A	16,001	9,563
	Iochpe-Maxion SA	17,400	40,669
	IRB Brasil Resseguros SA	105,149	197,617
	Itau Unibanco Holding SA	25,850	104,581
	JHSF Participacoes SA	13,696	10,477
	JSL SA	4,700	16,249
	Kepler Weber SA	5,300	26,296
	Klabin SA	296,109	969,805
	Light SA	34,409	71,882
	Localiza Rent a Car SA	165,145	1,038,325
	LOG Commercial Properties e Participacoes SA	3,500	14,726
	Lojas Americanas SA	30,462	113,885
	Lojas Renner SA	290,009	2,047,380
	M Dias Branco SA	2,932	17,254
	Magazine Luiza SA	49,293	450,516
	Mahle-Metal Leve SA	5,200	16,820
	Marcopolo SA	16,000	8,238
*	Marisa Lojas SA	9,470	11,442
*	Mills Estruturas e Servicos de Engenharia SA	36,300	31,374
	Movida Participacoes SA	30,111	59,802
	MRV Engenharia e Participacoes SA	117,747	328,043
	Natura & Co. Holding SA	60,246	393,523
	Notre Dame Intermedica Participacoes S.A	88,772	894,756
	Odontoprev SA	84,452	232,954
*	Omega Geracao SA	11,061	61,001
*	Paranapanema SA	4,900	9,975
	Porto Seguro SA	24,700	205,716
	Portobello SA	10,300	5,360
*	Positivo Tecnologia SA	48,052	40,648
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	5,064
	Qualicorp Consultoria e Corretora de Seguros SA	101,631	484,429
	Raia Drogasil SA	33,800	651,274
*	Rumo SA	59,500	216,537
	Santos Brasil Participacoes SA	13,282	9,965
	Sao Carlos Empreendimentos e Participacoes SA	1,400	9,217
	Ser Educacional SA	5,000	15,631
	SLC Agricola SA	2,324	10,257
	Smiles Fidelidade SA	16,606	43,608
*	Springs Global Participacoes SA	4,700	5,022
	Sul America SA	130,418	1,073,246
*	Suzano SA	99,394	720,336
	T4F Entretenimento SA	6,400	2,201
*	Tecnisa SA	75,200	10,787
	Tegma Gestao Logistica SA	9,500	32,844
	Telefonica Brasil SA, ADR	21,716	182,414
	TIM Participacoes SA, ADR	4,579	53,208

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	TIM Participacoes SA	98,200	$230,426
	TOTVS SA	17,300	188,178
	Transmissora Alianca de Energia Eletrica SA	70,100	354,503
	Trisul SA	29,200	43,710
	Ultrapar Participacoes SA	152,008	405,325
	Ultrapar Participacoes SA, Sponsored ADR	84,726	226,218
	Unipar Carbocloro SA	1,200	6,455
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	22,309
*	Vulcabras Azaleia SA	31,800	24,678
	WEG SA	49,700	365,034
	Wiz Solucoes e Corretagem de Seguros SA	26,400	44,276
	YDUQS Participacoes SA	34,300	191,435

TOTAL BRAZIL			24,192,641

CHILE — (0.7%)
	Aguas Andinas SA, Class A	533,628	178,963
	Banco de Chile	150,217	13,242
#	Banco de Chile, ADR	11,015	197,716
	Banco de Credito e Inversiones SA	3,099	115,059
	Banco Santander Chile, ADR	12,363	207,946
	Besalco SA	94,905	42,135
	CAP SA	12,222	59,653
	Cencosud SA	318,793	385,652
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	137,038
	Cia Pesquera Camanchaca SA	83,871	5,023
	Embotelladora Andina SA, ADR, Class B	4,723	65,543
*	Empresa Nacional de Telecomunicaciones SA	25,682	155,341
	Empresas CMPC SA	106,285	229,132
	Empresas Lipigas SA	1,142	6,224
	Empresas Tricot SA	2,361	1,335
	Enel Americas SA	3,197,717	524,718
	Enel Americas SA	80,485	13,207
	Enel Chile SA, ADR	9,400	37,694
	Enel Chile SA	353,609	28,796
	Falabella SA	24,381	66,581
	Forus SA	13,163	14,818
	Grupo Security SA	259,362	46,150
	Hortifrut SA	16,125	18,367
	Instituto de Diagnostico SA	1,346	2,612
	Inversiones Aguas Metropolitanas SA	119,952	96,259
	Inversiones La Construccion SA	7,731	58,337
	Itau CorpBanca Chile SA	9,660,479	27,342
	Itau CorpBanca Chile SA, ADR	2,300	9,821
*	Masisa SA	730,560	14,386
	Multiexport Foods SA	65,867	18,066
	Parque Arauco SA	81,133	136,155
	PAZ Corp. SA	11,604	7,547
	Plaza SA	26,687	38,421
	Ripley Corp. SA	154,990	48,266
	Salfacorp SA	40,481	17,455
	Sigdo Koppers SA	27,836	26,672
	SMU SA	442,189	74,148
	Sociedad Matriz SAAM SA	446,922	26,283
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,071	206,819
	Socovesa SA	15,493	3,637
	SONDA SA	176,889	106,989

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	36,331	$57,223

TOTAL CHILE			3,526,771

CHINA — (35.2%)
*	21Vianet Group, Inc., ADR	8,100	121,257
	361 Degrees International, Ltd.	103,000	15,627
*	3SBio, Inc.	154,000	156,128
*	51job, Inc., ADR	7,434	445,594
*	58.com, Inc., ADR	23,466	1,219,059
#	AAC Technologies Holdings, Inc.	94,500	446,946
	Agile Group Holdings, Ltd.	376,000	422,913
	Agricultural Bank of China, Ltd., Class H	3,679,000	1,530,397
	Ajisen China Holdings, Ltd.	95,000	21,145
	AKM Industrial Co., Ltd.	100,000	12,393
*	Alibaba Group Holding, Ltd., Sponsored ADR	78,142	15,837,039
*	Alibaba Health Information Technology, Ltd.	224,000	535,810
*	Alibaba Pictures Group, Ltd.	280,000	37,502
	Angang Steel Co., Ltd., Class H	181,800	49,010
	Anhui Expressway Co., Ltd., Class H	88,000	45,355
	ANTA Sports Products, Ltd.	129,000	1,098,568
#	Anton Oilfield Services Group	334,000	20,841
	APT Satellite Holdings, Ltd.	62,000	19,722
	Ausnutria Dairy Corp., Ltd.	124,000	228,686
	AviChina Industry & Technology Co., Ltd., Class H	729,000	287,716
	BAIC Motor Corp., Ltd., Class H	236,000	103,248
*	Baidu, Inc., Sponsored ADR	29,883	3,016,091
	BAIOO Family Interactive, Ltd.	252,000	28,259
	Bank of China, Ltd., Class H	8,012,000	3,050,190
	Bank of Chongqing Co., Ltd., Class H	13,500	7,232
	Bank of Communications Co., Ltd., Class H	854,000	541,185
	Bank of Tianjin Co., Ltd., Class H	23,000	9,549
	Bank of Zhengzhou Co., Ltd., Class H	36,000	9,975
*	Baoye Group Co., Ltd., Class H	28,000	16,733
#*	Baozun, Inc., Sponsored ADR	15,921	506,925
	BBI Life Sciences Corp.	25,500	11,247
#*	BeiGene, Ltd., ADR	3,269	499,601
	Beijing Capital International Airport Co., Ltd., Class H	382,000	255,948
	Beijing Capital Land, Ltd., Class H	482,999	108,266
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	19,500	108,423
	Beijing Enterprises Holdings, Ltd.	110,000	389,685
	Beijing Enterprises Water Group, Ltd.	842,000	326,739
*	Beijing Gas Blue Sky Holdings, Ltd.	512,000	10,497
	Beijing North Star Co., Ltd., Class H	198,000	48,095
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	10,385
*	Bitauto Holdings, Ltd., ADR	9,099	110,644
	BOE Technology Group Co., Ltd., Class A	61,200	32,111
	Bosideng International Holdings, Ltd.	670,000	181,648
	Boyaa Interactive International, Ltd.	40,000	3,654
	Brilliance China Automotive Holdings, Ltd.	678,000	627,311
#	BYD Co., Ltd., Class H	62,000	385,569
	BYD Electronic International Co., Ltd.	153,000	352,317
	C C Land Holdings, Ltd.	266,000	61,764
	C&D International Investment Group, Ltd.	86,000	123,456
	CA Cultural Technology Group, Ltd.	51,000	18,840
	Canvest Environmental Protection Group Co., Ltd.	55,000	24,171
*	Capital Environment Holdings, Ltd.	698,000	10,169
#*	CAR, Inc.	142,000	41,322
	Central China Real Estate, Ltd.	192,000	97,867

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CGN Power Co., Ltd., Class H	1,020,000	$256,580
	Changshouhua Food Co., Ltd.	15,000	4,842
	Chanjet Information Technology Co., Ltd., Class H	17,400	20,284
	Chaowei Power Holdings, Ltd.	107,000	30,657
	Cheetah Mobile, Inc., ADR	4,396	9,012
	China Aerospace International Holdings, Ltd.	476,000	25,042
	China Aircraft Leasing Group Holdings, Ltd.	104,000	95,881
	China Aoyuan Group, Ltd.	280,000	328,980
	China BlueChemical, Ltd., Class H	498,000	74,330
	China CITIC Bank Corp., Ltd., Class H	1,153,000	563,280
	China Communications Construction Co., Ltd., Class H	411,000	276,251
	China Communications Services Corp., Ltd., Class H	402,000	286,551
	China Conch Venture Holdings, Ltd.	244,500	1,169,046
	China Construction Bank Corp., Class H	8,990,000	7,215,942
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	53,768
*	China Dili Group	137,400	30,665
	China Distance Education Holdings, Ltd., ADR	7,000	54,320
	China Dongxiang Group Co., Ltd.	588,000	49,016
	China Electronics Huada Technology Co., Ltd.	122,000	9,100
	China Electronics Optics Valley Union Holding Co., Ltd.	556,000	24,277
#	China Energy Engineering Corp., Ltd., Class H	168,000	17,000
	China Everbright Bank Co., Ltd., Class H	438,000	185,867
	China Everbright Greentech Ltd.	57,000	23,559
	China Everbright, Ltd.	210,000	321,042
#	China Evergrande Group	387,000	687,984
	China Foods, Ltd.	204,000	67,224
	China Galaxy Securities Co., Ltd., Class H	316,500	160,719
	China Gas Holdings, Ltd.	310,800	1,130,919
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	144,000	95,638
	China Harmony New Energy Auto Holding, Ltd.	170,000	87,820
	China High Speed Transmission Equipment Group Co., Ltd.	34,000	21,546
	China Huarong Asset Management Co., Ltd., Class H	2,226,000	248,099
*	China Index Holdings, Ltd., ADR	1,309	1,466
#	China International Capital Corp., Ltd., Class H	130,800	200,870
	China International Marine Containers Group Co., Ltd., Class H	103,360	91,512
	China Jinmao Holdings Group, Ltd.	824,000	580,147
	China Lesso Group Holdings, Ltd.	157,000	224,976
	China Life Insurance Co., Ltd., Class H	356,000	759,241
	China Lilang, Ltd.	94,000	57,600
*	China Logistics Property Holdings Co., Ltd.	77,000	28,937
	China Machinery Engineering Corp., Class H	224,000	61,460
	China Maple Leaf Educational Systems, Ltd.	166,000	48,801
*	China Medical & HealthCare Group, Ltd.	950,000	25,271
	China Medical System Holdings, Ltd.	498,000	586,231
	China Meidong Auto Holdings, Ltd.	86,000	154,749
	China Mengniu Dairy Co., Ltd.	455,000	1,611,204
	China Merchants Bank Co., Ltd., Class H	328,500	1,554,563
	China Merchants Land, Ltd.	318,000	52,804
	China Merchants Port Holdings Co., Ltd.	334,000	429,879
	China Merchants Securities Co., Ltd., Class H	37,800	41,481
	China Minsheng Banking Corp., Ltd., Class H	709,000	528,134
*	China Modern Dairy Holdings, Ltd.	625,000	66,777
	China Molybdenum Co., Ltd., Class H	741,000	223,560
	China Oilfield Services, Ltd., Class H	438,000	341,165
	China Overseas Grand Oceans Group, Ltd.	299,000	187,265
	China Overseas Land & Investment, Ltd.	846,500	3,126,925
	China Pacific Insurance Group Co., Ltd., Class H	360,600	1,193,020
	China Railway Construction Corp., Ltd., Class H	341,500	374,969
	China Railway Group, Ltd., Class H	518,000	309,726

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Railway Signal & Communication Corp., Ltd., Class H	262,000	$129,490
	China Resources Beer Holdings Co., Ltd.	54,000	254,330
	China Resources Gas Group, Ltd.	238,000	1,337,639
#	China Resources Land, Ltd.	334,000	1,380,156
	China Resources Medical Holdings Co., Ltd.	182,500	92,706
	China Resources Pharmaceutical Group, Ltd.	452,000	283,869
	China Sanjiang Fine Chemicals Co., Ltd.	168,000	37,536
	China SCE Group Holdings, Ltd.	444,000	194,708
*	China Shengmu Organic Milk, Ltd.	820,000	23,121
	China Shineway Pharmaceutical Group, Ltd.	71,000	52,621
*	China Silver Group, Ltd.	234,000	17,706
	China South City Holdings, Ltd.	878,000	84,288
	China State Construction International Holdings, Ltd.	232,000	179,871
	China Sunshine Paper Holdings Co., Ltd.	81,000	10,319
	China Suntien Green Energy Corp., Ltd., Class H	442,000	102,942
	China Taiping Insurance Holdings Co., Ltd.	521,400	879,079
	China Telecom Corp., Ltd., ADR	3,882	130,435
	China Telecom Corp., Ltd., Class H	698,000	241,089
	China Tian Lun Gas Holdings, Ltd.	55,500	43,500
	China Travel International Investment Hong Kong, Ltd.	394,000	55,166
	China Unicom Hong Kong, Ltd.	678,000	438,485
	China Unicom Hong Kong, Ltd., ADR	60,484	387,702
	China Vanke Co., Ltd., Class H	246,700	829,092
	China Vast Industrial Urban Development Co., Ltd.	85,000	33,374
	China Water Affairs Group, Ltd.	122,000	92,734
	China Wood Optimization Holding, Ltd.	84,000	19,924
	China Yangtze Power Co., Ltd., Class A	46,500	114,542
	China Yongda Automobiles Services Holdings, Ltd.	174,500	175,920
	China Yuhua Education Corp., Ltd.	88,000	88,507
	China ZhengTong Auto Services Holdings, Ltd.	228,000	35,361
	China Zhongwang Holdings, Ltd.	437,200	105,091
	Chinasoft International, Ltd.	588,000	308,571
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	9,340
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	265,679
	CIFI Holdings Group Co., Ltd.	810,961	619,523
	CIMC Enric Holdings, Ltd.	154,000	71,631
*	CIMC-TianDa Holdings Co., Ltd.	470,000	9,156
	CITIC Securities Co., Ltd., Class H	138,000	264,338
*	Citychamp Watch & Jewellery Group, Ltd.	168,000	33,138
	Clear Media, Ltd.	52,000	47,574
*	Cogobuy Group	20,000	2,114
#	Colour Life Services Group Co., Ltd.	99,000	46,889
	Concord New Energy Group, Ltd.	1,810,000	73,558
	Consun Pharmaceutical Group, Ltd.	51,000	26,074
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	50,000	32,733
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	15,457
#	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	64,045
	COSCO SHIPPING Ports, Ltd.	221,695	118,109
	Cosmo Lady China Holdings Co., Ltd.	199,000	25,348
	Country Garden Holdings Co., Ltd.	1,479,905	1,917,032
	Country Garden Services Holdings Co., Ltd.	304,977	1,409,046
	CP Pokphand Co., Ltd.	514,000	44,393
	CPMC Holdings, Ltd.	217,000	77,288
	CRCC High-Tech Equipment Corp., Ltd., Class H	26,500	4,140
	CRRC Corp., Ltd., Class H	303,000	160,396
	CSC Financial Co., Ltd., Class H	85,500	78,369
	CSPC Pharmaceutical Group, Ltd.	534,000	1,057,168
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	20,971
*	Differ Group Holding Co., Ltd.	352,000	22,089

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Digital China Holdings, Ltd.	225,000	$120,067
	Dongfang Electric Corp., Ltd., Class H	102,000	54,568
	Dongfeng Motor Group Co., Ltd., Class H	138,000	91,530
	Dongyue Group, Ltd.	259,000	114,733
	Dynagreen Environmental Protection Group Co., Ltd., Class H	39,000	16,039
	EEKA Fashion Holdings, Ltd.	13,000	12,093
	ENN Energy Holdings, Ltd.	215,500	2,429,216
	Essex Bio-technology, Ltd.	88,000	55,031
	Everbright Securities Co., Ltd., Class H	38,000	23,455
*	EverChina International Holdings Co., Ltd.	425,000	10,896
#*	Fang Holdings, Ltd., ADR	7,509	7,809
	Fanhua, Inc., ADR	10,491	198,595
	Fantasia Holdings Group Co., Ltd.	384,000	74,068
	Far East Horizon, Ltd.	478,000	386,957
*	First Tractor Co., Ltd., Class H	64,000	14,020
#	Flat Glass Group Co., Ltd., Class H	104,000	64,700
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,100	105,311
	Fu Shou Yuan International Group, Ltd.	104,000	94,047
	Fufeng Group, Ltd.	381,000	130,583
#*	Fullshare Holdings, Ltd.	262,500	3,893
*	Futu Holdings, Ltd., ADR	3,500	39,025
	Fuyao Glass Industry Group Co., Ltd., Class H	64,400	140,502
*	GCL New Energy Holdings, Ltd.	1,342,000	18,905
#*	GCL-Poly Energy Holdings, Ltd.	3,078,000	87,600
#*	GDS Holdings, Ltd., ADR	6,856	392,986
	Geely Automobile Holdings, Ltd.	1,017,000	1,581,965
	Gemdale Properties & Investment Corp., Ltd.	1,072,000	170,816
	Genertec Universal Medical Group Co., Ltd.	336,500	204,625
	GF Securities Co., Ltd., Class H	123,200	133,687
*	Glorious Property Holdings, Ltd.	323,000	6,281
	Golden Eagle Retail Group, Ltd.	29,000	27,790
*	Golden Meditech Holdings, Ltd.	108,000	7,392
	Goldlion Holdings, Ltd.	56,000	13,949
	Goldpac Group, Ltd.	61,000	12,155
#*	GOME Retail Holdings, Ltd.	2,122,000	246,352
*	Grand Baoxin Auto Group, Ltd.	220,500	26,228
	Great Wall Motor Co., Ltd., Class H	467,000	312,216
	Greatview Aseptic Packaging Co., Ltd.	276,000	101,714
	Gree Electric Appliances, Inc., Class A	4,400	33,663
	Greenland Hong Kong Holdings, Ltd.	203,000	75,638
	Greentown China Holdings, Ltd.	245,000	264,762
	Greentown Service Group Co., Ltd.	302,000	397,438
	Guangdong Investment, Ltd.	106,000	220,317
	Guangshen Railway Co., Ltd., Class H	192,000	40,625
	Guangzhou Automobile Group Co., Ltd., Class H	256,800	230,428
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	42,000	109,892
	Guangzhou R&F Properties Co., Ltd., Class H	332,800	422,618
	Guorui Properties, Ltd.	131,000	21,596
	Guotai Junan Securities Co., Ltd., Class H	33,000	46,970
*	Haichang Ocean Park Holdings, Ltd.	255,000	20,241
	Haier Electronics Group Co., Ltd.	334,000	919,866
*	Hailiang Education Group, Inc., ADR	621	29,566
*	Hainan Meilan International Airport Co., Ltd., Class H	22,000	22,595
	Haitian International Holdings, Ltd.	72,000	127,393
	Haitong Securities Co., Ltd., Class H	314,800	284,995
*	Harbin Bank Co., Ltd., Class H	201,000	34,121
*	Harbin Electric Co., Ltd., Class H	160,000	44,286
#*	HC Group, Inc.	73,000	12,299
	Health and Happiness H&H International Holdings, Ltd.	43,000	164,444

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henderson Investment, Ltd.	369,000	$20,940
	Hengdeli Holdings, Ltd.	372,000	14,863
*	Hi Sun Technology China, Ltd.	402,000	45,461
	Hilong Holding, Ltd.	83,000	4,073
	Hisense Home Appliances Group Co., Ltd., Class H	57,000	55,136
	HKC Holdings, Ltd.	12,000	9,125
*	Honghua Group, Ltd.	759,000	23,318
	Honworld Group, Ltd.	22,500	6,717
	Hopefluent Group Holdings, Ltd.	122,000	25,280
	Hopson Development Holdings, Ltd.	162,000	181,447
*	Huanxi Media Group, Ltd.	70,000	13,501
	Huatai Securities Co., Ltd., Class H	69,000	114,428
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	6,902
	Huishang Bank Corp., Ltd., Class H	60,000	21,473
	IMAX China Holding, Inc.	28,200	42,737
	Industrial & Commercial Bank of China, Ltd., Class H	8,220,000	5,511,585
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,800	23,781
#	Inspur International, Ltd.	110,000	33,493
*	JD.com, Inc., ADR	24,998	1,077,414
*	Jiangnan Group, Ltd.	616,000	23,957
	Jiangsu Expressway Co., Ltd., Class H	336,000	401,071
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,700	23,558
	Jiangxi Copper Co., Ltd., Class H	203,000	197,491
	Jiayuan International Group, Ltd.	58,000	24,177
	Jingrui Holdings, Ltd.	67,000	19,702
#*	JinkoSolar Holding Co., Ltd., ADR	4,077	64,498
	JNBY Design, Ltd.	54,000	52,033
	Joy City Property, Ltd.	424,000	33,995
*	JOYY, Inc., ADR	16,067	979,444
	Ju Teng International Holdings, Ltd.	176,000	44,899
	Kaisa Group Holdings, Ltd.	702,000	268,598
#*	Kangda International Environmental Co., Ltd.	68,000	7,050
#*	Kasen International Holdings, Ltd.	59,000	9,483
	Kingdee International Software Group Co., Ltd.	133,000	190,213
*	Kingsoft Corp., Ltd.	41,000	140,802
	Kweichow Moutai Co., Ltd., Class A	100	17,814
	KWG Group Holdings, Ltd.	479,000	708,582
	Launch Tech Co., Ltd., Class H	20,500	9,446
	Lee & Man Chemical Co., Ltd.	28,000	11,499
	Lee & Man Paper Manufacturing, Ltd.	120,000	73,720
	Lee’s Pharmaceutical Holdings, Ltd.	56,000	27,453
	Legend Holdings Corp., Class H	99,200	116,087
	Lenovo Group, Ltd.	2,892,000	1,562,250
*	LexinFintech Holdings, Ltd., ADR	6,526	55,014
	Li Ning Co., Ltd.	562,500	1,776,079
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	24,172
*	Lifestyle China Group, Ltd.	122,000	28,209
*	Lifetech Scientific Corp.	458,000	100,931
	Logan Property Holdings Co., Ltd.	556,000	876,470
	Longfor Group Holdings, Ltd.	174,000	884,621
	Lonking Holdings, Ltd.	540,000	182,962
	Luxshare Precision Industry Co., Ltd., Class A	15,427	101,725
#	Luye Pharma Group, Ltd.	237,500	115,324
	LVGEM China Real Estate Investment Co., Ltd.	156,000	45,080
	Maoye International Holdings, Ltd.	160,000	7,386
	Metallurgical Corp. of China, Ltd., Class H	256,000	44,430
	Minmetals Land, Ltd.	296,000	38,845
	Minth Group, Ltd.	104,000	250,081
*	MMG, Ltd.	716,000	123,907

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	MOBI Development Co., Ltd.	145,000	$15,062
	Modern Land China Co., Ltd.	136,000	18,625
	Momo, Inc., Sponsored ADR	55,587	1,338,535
	Nan Hai Corp., Ltd.	700,000	5,960
	Nanjing Sample Technology Co., Ltd., Class H, Class H	64,000	19,241
	NetDragon Websoft Holdings, Ltd.	51,500	142,424
	NetEase, Inc., ADR	4,995	1,723,075
	New China Life Insurance Co., Ltd., Class H	85,100	294,847
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	8,094	1,033,280
*	New World Department Store China, Ltd.	60,000	11,512
	Nexteer Automotive Group, Ltd.	93,000	47,796
	Nine Dragons Paper Holdings, Ltd.	148,000	141,595
#*	Noah Holdings, Ltd., ADR	1,135	31,508
	NVC International Holdings, Ltd.	569,000	12,271
*	OneSmart International Education Group, Ltd., ADR	9,547	46,017
	O-Net Technologies Group, Ltd.	63,000	39,136
	Orient Securities Co., Ltd., Class H	72,000	36,990
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	14,752
	Pacific Online, Ltd.	58,000	9,472
#*	Panda Green Energy Group, Ltd.	1,100,000	22,924
	PAX Global Technology, Ltd.	294,000	125,340
	People’s Insurance Co. Group of China, Ltd. (The), Class H	674,000	220,587
	Phoenix Media Investment Holdings, Ltd.	100,000	5,149
	Phoenix New Media, Ltd., ADR	2,748	3,930
	PICC Property & Casualty Co., Ltd., Class H	707,000	676,561
#*	Pinduoduo, Inc., ADR	8,572	406,656
	Ping An Bank Co., Ltd., Class A	38,800	75,703
*	Ping An Healthcare and Technology Co., Ltd.	23,300	320,981
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,395,778
	Poly Property Group Co., Ltd.	491,000	171,853
	Postal Savings Bank of China Co., Ltd., Class H	665,000	397,372
	Pou Sheng International Holdings, Ltd.	397,000	81,100
	Powerlong Real Estate Holdings, Ltd.	359,000	219,265
*	PW Medtech Group, Ltd.	171,000	26,895
*	Q Technology Group Co., Ltd.	107,000	128,024
	Qingdao Port International Co., Ltd., Class H	49,000	26,367
	Qingling Motors Co., Ltd., Class H	198,000	41,731
	Qinhuangdao Port Co., Ltd., Class H	84,000	13,958
#*	Qudian, Inc., Sponsored ADR	26,628	46,066
	Redco Properties Group Ltd.	232,000	108,806
	Road King Infrastructure, Ltd.	72,000	111,284
	Ronshine China Holdings, Ltd.	205,000	214,591
*	RYB Education, Inc., ADR	2,700	7,614
	Sany Heavy Equipment International Holdings Co., Ltd.	208,000	111,729
	Seazen Group, Ltd.	342,000	332,338
*	Secoo Holding, Ltd., ADR	2,185	6,948
	Shandong Chenming Paper Holdings, Ltd., Class H	75,500	28,915
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	216,000	328,135
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	16,947
	Shanghai Electric Group Co., Ltd., Class H	550,000	169,041
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	36,500	137,897
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	59,000	38,122
	Shanghai Industrial Holdings, Ltd.	108,000	183,738
	Shanghai Industrial Urban Development Group, Ltd.	341,000	33,612
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	33,420
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	139,100	244,844
	Shanghai Prime Machinery Co., Ltd., Class H	82,000	6,498
#	Sheng Ye Capital, Ltd.	40,000	33,353
	Shengjing Bank Co., Ltd., Class H	47,500	43,411

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenwan Hongyuan Group Co., Ltd.	82,400	$19,896
	Shenzhen Expressway Co., Ltd., Class H	158,000	181,155
	Shenzhen International Holdings, Ltd.	258,555	499,711
	Shenzhen Investment, Ltd.	789,174	259,076
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,700	132,563
	Shenzhou International Group Holdings, Ltd.	107,300	1,238,417
	Shimao Property Holdings, Ltd.	203,000	825,169
	Shui On Land, Ltd.	796,500	141,111
	Sichuan Expressway Co., Ltd., Class H	152,000	39,081
	Sihuan Pharmaceutical Holdings Group, Ltd.	350,000	34,729
*	SINA Corp.	17,839	602,423
	Sino Biopharmaceutical, Ltd.	1,388,000	2,023,148
	Sinofert Holdings, Ltd.	758,000	69,980
*	Sinolink Worldwide Holdings, Ltd.	336,000	13,873
	Sino-Ocean Group Holding, Ltd.	674,500	175,670
	Sinopec Engineering Group Co., Ltd., Class H	411,500	197,294
	Sinopec Kantons Holdings, Ltd.	130,000	57,459
*	Sinopec Oilfield Service Corp., Class H	662,000	47,965
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	204,000	55,386
	Sinopharm Group Co., Ltd., Class H	350,400	944,804
	Sinosoft Technology Group, Ltd.	151,000	19,761
	Sinotrans, Ltd., Class H	494,000	119,831
	Sinotruk Hong Kong, Ltd.	150,000	304,131
	Skyfame Realty Holdings, Ltd.	476,000	62,776
#*	Sogou, Inc., ADR	11,777	41,926
*	Sohu.com, Ltd., ADR	606	5,084
*	SPT Energy Group, Inc.	156,000	6,598
	SSY Group, Ltd.	354,000	249,264
	Sun Art Retail Group, Ltd.	272,000	452,847
	Sun King Power Electronics Group	154,000	22,012
#	Sunac China Holdings, Ltd.	630,000	2,818,148
	Sunny Optical Technology Group Co., Ltd.	84,300	1,173,921
	Symphony Holdings, Ltd.	330,000	39,067
*	TAL Education Group, ADR	1,736	94,074
*	Tarena International, Inc., ADR	5,148	26,255
	TCL Electronics Holdings, Ltd.	185,000	75,527
	Tencent Holdings, Ltd.	402,900	21,180,224
	Tenfu Cayman Holdings Co., Ltd.	29,000	20,562
	Texhong Textile Group, Ltd.	59,000	42,440
*	Textainer Group Holdings, Ltd.	2,842	25,409
	Tian An China Investment Co., Ltd.	57,000	22,787
*	Tian Ge Interactive Holdings, Ltd.	182,000	30,666
	Tian Shan Development Holding, Ltd.	76,000	30,487
	Tiangong International Co., Ltd.	76,000	24,188
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	12,121
	Tianjin Development Holdings, Ltd.	64,000	13,535
	Tianjin Port Development Holdings, Ltd.	120,000	8,022
#	Tianneng Power International, Ltd.	184,000	180,089
*	Tibet Water Resources, Ltd.	29,000	1,188
	Tingyi Cayman Islands Holding Corp.	286,000	507,679
	Tomson Group, Ltd.	42,000	9,704
	Tong Ren Tang Technologies Co., Ltd., Class H	59,000	46,749
	Tongda Group Holdings, Ltd.	980,000	63,002
	Towngas China Co., Ltd.	237,391	119,331
	TravelSky Technology, Ltd., Class H	216,000	381,440
	Trigiant Group, Ltd.	272,000	46,133
*	Trip.com Group Ltd., ADR	40,837	1,051,961
	Tsingtao Brewery Co., Ltd., Class H	94,000	571,043
#*	Tuniu Corp., Sponsored ADR	2,276	1,916

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings, Ltd.	168,000	$168,662
	United Energy Group, Ltd.	1,358,000	247,319
*	V1 Group, Ltd.	1,166,000	20,820
*	Vipshop Holdings, Ltd., ADR	163,075	2,597,785
	Want Want China Holdings, Ltd.	723,000	515,312
	Wasion Holdings, Ltd.	102,000	34,936
#*	Weibo Corp., Sponsored ADR	22,857	857,823
	Weichai Power Co., Ltd., Class H	325,000	571,028
	Wisdom Education International Holdings Co., Ltd.	88,000	36,771
	Wuliangye Yibin Co., Ltd., Class A	9,075	172,653
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	66,255
	Xiamen International Port Co., Ltd., Class H	84,000	7,487
	Xingda International Holdings, Ltd.	183,449	43,668
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	36,000	24,779
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	137,156	134,481
*	Xinming China Holdings, Ltd.	74,000	10,134
	Xinyuan Real Estate Co., Ltd., ADR	15,700	40,820
	Xtep International Holdings, Ltd.	267,963	102,929
#*	Xunlei, Ltd., ADR	16,506	60,412
	Yadea Group Holdings, Ltd.	242,000	90,043
	Yashili International Holdings, Ltd.	88,000	5,051
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	12,800	48,271
	Yihai International Holding, Ltd.	112,000	892,515
*	Yiren Digital, Ltd., ADR	11,700	46,215
*	YuanShengTai Dairy Farm, Ltd.	744,000	30,824
	Yuexiu Property Co., Ltd.	1,966,000	373,795
	Yuexiu Transport Infrastructure, Ltd.	220,000	153,577
	Yum China Holdings, Inc.	1,922	93,140
	Yunnan Water Investment Co., Ltd., Class H	63,000	12,371
	Yuzhou Properties Co., Ltd.	670,888	285,821
	Zhaojin Mining Industry Co., Ltd., Class H	38,000	42,694
	Zhejiang Expressway Co., Ltd., Class H	302,000	228,402
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	22,600	9,185
*	Zhong An Group, Ltd.	859,000	26,381
	Zhongsheng Group Holdings, Ltd.	146,500	588,009
*	Zhuguang Holdings Group Co., Ltd.	42,000	6,055
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	98,400	301,019
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	244,000	197,539
*	ZTE Corp., Class H	91,600	258,189
	ZTO Express Cayman, Inc., ADR	32,172	957,439

TOTAL CHINA			167,195,552

COLOMBIA — (0.2%)
	Banco de Bogota SA	955	15,438
	Bancolombia SA, Sponsored ADR	5,871	153,233
	Bancolombia SA	16,045	102,617
	Celsia SA ESP	70,388	74,673
	Grupo Aval Acciones y Valores SA, ADR	5,000	21,000
	Grupo de Inversiones Suramericana SA	26,751	145,411
*	Grupo Energia Bogota SA ESP	171,893	97,257
	Interconexion Electrica SA ESP	43,920	201,905

TOTAL COLOMBIA			811,534

CZECH REPUBLIC — (0.1%)
*	Komercni banka A.S.	9,516	201,499
	Moneta Money Bank A.S.	39,351	81,750
	O2 Czech Republic A.S.	5,693	49,867

TOTAL CZECH REPUBLIC			333,116

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	54,917	$210,883

GREECE — (0.2%)
	Aegean Airlines SA	2,273	14,680
*	Alpha Bank AE	63,744	46,547
	Athens Water Supply & Sewage Co. SA	6,085	45,155
	AUTOHELLAS SA	4,282	21,959
	Bank of Greece	2,588	37,214
*	Ellaktor SA	12,618	12,332
*	Eurobank Ergasias Services and Holdings SA, Class A	59,870	24,183
	Fourlis Holdings SA	12,956	50,752
*	GEK Terna Holding Real Estate Construction SA	11,544	73,695
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	17,786
	Hellenic Petroleum SA	5,363	35,619
	Hellenic Telecommunications Organization SA	8,944	118,163
	Holding Co. ADMIE IPTO SA	13,574	30,450
	JUMBO SA	6,925	108,376
*	LAMDA Development SA	8,631	56,730
	Motor Oil Hellas Corinth Refineries SA	5,396	79,952
	OPAP SA	12,718	113,919
*	Piraeus Bank SA	36,515	48,737
	Piraeus Port Authority SA	2,090	39,178
	Sarantis SA	4,258	36,464
	Terna Energy SA	13,676	127,720

TOTAL GREECE			1,139,611

HONG KONG — (0.0%)
*	Huayi Tencent Entertainment Co., Ltd.	1,140,000	12,609

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	101,281	125,920
	OTP Bank P.L.C.	16,978	502,820
	Richter Gedeon Nyrt	14,692	313,950

TOTAL HUNGARY			942,690

INDIA — (10.0%)
*	3M India, Ltd.	545	138,506
	Aarti Industries, Ltd.	11,529	167,532
*	Aarti Surfactants, Ltd.	409	217
	ABB India, Ltd.	1,812	21,745
*	ABB Powar Products & System India, Ltd.	362	3,889
	Abbott India, Ltd.	126	29,299
	ACC, Ltd.	562	8,676
*	Adani Green Energy, Ltd.	49,657	138,154
	Adani Ports & Special Economic Zone, Ltd.	62,408	240,072
*	Adani Transmissions, Ltd.	63,280	171,975
*	Aditya Birla Capital, Ltd.	119,888	79,150
*	Aditya Birla Fashion and Retail, Ltd.	31,878	48,773
	Advanced Enzyme Technologies, Ltd.	14,393	27,719
	Aegis Logistics, Ltd.	10,056	22,530
	AIA Engineering, Ltd.	3,015	65,010
	Ajanta Pharma, Ltd.	5,274	103,476
	Akzo Nobel India, Ltd.	2,395	66,005
	Alembic Pharmaceuticals, Ltd.	10,129	99,704
	Allcargo Logistics, Ltd.	7,609	7,524
	Amara Raja Batteries, Ltd.	3,941	29,745
	Amber Enterprises India, Ltd.	1,804	25,528
	Apar Industries, Ltd.	3,524	14,497

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	APL Apollo Tubes, Ltd.	1,339	$25,406
	Apollo Hospitals Enterprise, Ltd.	10,337	190,439
	Apollo Tyres, Ltd.	22,890	29,090
*	Arvind Fashions, Ltd.	2,209	4,071
	Asahi India Glass, Ltd.	6,004	13,384
	Ashok Leyland, Ltd.	266,160	182,757
*	Ashoka Buildcon, Ltd.	9,386	7,895
	Asian Paints, Ltd.	39,567	924,953
*	Aster DM Healthcare, Ltd.	6,445	8,428
	Astral Polytechnik, Ltd.	5,685	71,380
	AstraZeneca Pharma India, Ltd.	1,043	41,475
	Atul, Ltd.	3,280	211,125
	Aurobindo Pharma, Ltd.	67,473	551,820
	Automotive Axles, Ltd.	818	5,488
	Avanti Feeds, Ltd.	6,687	37,961
*	Avenue Supermarts, Ltd.	9,275	287,941
	Axis Bank, Ltd.	69,841	407,263
	Axis Bank, Ltd., GDR	1,599	45,971
	Bajaj Auto, Ltd.	8,081	281,071
*	Bajaj Consumer Care, Ltd.	27,901	53,281
	Bajaj Electricals, Ltd.	4,900	22,112
	Bajaj Finance, Ltd.	13,052	399,057
	Bajaj Finserv, Ltd.	5,674	380,899
	Bajaj Holdings & Investment, Ltd.	3,100	83,648
	Balkrishna Industries, Ltd.	9,931	120,750
	Balmer Lawrie & Co., Ltd.	12,265	16,296
	Balrampur Chini Mills, Ltd.	15,243	20,041
*	Bank of Baroda	154,732	100,470
*	Bank of Maharashtra	198,188	25,206
	BASF India, Ltd.	2,256	31,301
	Bata India, Ltd.	4,470	81,706
	Bayer CropScience, Ltd.	538	30,595
	BEML, Ltd.	1,351	10,444
	Berger Paints India, Ltd.	46,612	312,582
*	BF Utilities, Ltd.	2,290	5,219
	Bharat Electronics, Ltd.	148,579	142,169
	Bharat Heavy Electricals, Ltd.	114,522	34,175
	Bharat Petroleum Corp., Ltd.	84,020	413,108
*	Bharti Airtel, Ltd.	104,901	714,736
	Bharti Infratel, Ltd.	43,430	100,394
	Biocon, Ltd.	51,133	238,721
*	Birlasoft, Ltd.	54,014	51,568
	Blue Dart Express, Ltd.	756	22,321
	Blue Star, Ltd.	6,322	44,550
	Bombay Dyeing & Manufacturing Co., Ltd.	22,860	15,578
	Borosil Renewables, Ltd.	3,668	1,809
	Bosch, Ltd.	933	130,284
	Brigade Enterprises, Ltd.	8,708	13,653
	Britannia Industries, Ltd.	6,088	254,345
	BSE, Ltd.	1,554	8,026
	Cadila Healthcare, Ltd.	50,664	217,451
	Can Fin Homes, Ltd.	6,909	29,299
*	Canara Bank	28,385	32,805
	Capacit’e Infraprojects, Ltd.	4,149	4,778
	Caplin Point Laboratories, Ltd.	3,081	14,181
	Carborundum Universal, Ltd.	3,978	11,675
	Care Ratings, Ltd.	1,129	5,537
	Castrol India, Ltd.	110,715	190,749
	CCL Products India, Ltd.	9,944	25,534

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat, Ltd.	2,626	$27,869
	Central Depository Services India, Ltd.	3,947	11,802
	Century Plyboards India, Ltd.	14,781	23,908
	Cera Sanitaryware, Ltd.	1,024	30,105
*	CG Power and Industrial Solutions, Ltd.	53,021	5,597
	Chambal Fertilizers & Chemicals, Ltd.	14,384	24,652
*	Chennai Petroleum Corp., Ltd.	10,031	8,278
*	Cholamandalam Financial Holdings, Ltd.	14,866	58,222
	Cholamandalam Investment and Finance Co., Ltd.	39,928	83,467
	Cipla, Ltd.	42,645	332,115
	City Union Bank, Ltd.	55,299	104,686
	Cochin Shipyard, Ltd.	9,822	32,371
	Colgate-Palmolive India, Ltd.	19,415	376,010
	Container Corp. Of India, Ltd.	22,415	111,175
	Coromandel International, Ltd.	18,690	145,433
*	CreditAccess Grameen, Ltd.	2,450	15,782
	CRISIL, Ltd.	2,050	39,948
	Cummins India, Ltd.	8,694	43,291
	Cyient, Ltd.	2,102	6,388
	Dabur India, Ltd.	57,436	372,102
	DB Corp., Ltd.	13,047	12,930
	DCB Bank, Ltd.	22,733	24,082
	DCM Shriram, Ltd.	8,501	30,823
	Deepak Nitrite, Ltd.	8,794	58,440
	Delta Corp., Ltd.	11,676	10,580
*	DEN Networks, Ltd.	11,087	7,942
	DFM Foods, Ltd.	4,124	11,555
	Dhampur Sugar Mills, Ltd.	5,947	7,885
	Dhanuka Agritech, Ltd.	2,818	16,593
	Dilip Buildcon, Ltd.	8,553	29,060
*	Dish TV India, Ltd.	37,588	2,390
	Dishman Carbogen Amcis, Ltd.	8,585	9,553
	Divi’s Laboratories, Ltd.	8,789	271,021
	Dixon Technologies India, Ltd.	313	18,897
	DLF, Ltd.	48,720	93,328
	Dr Lal PathLabs, Ltd.	5,469	113,454
	eClerx Services, Ltd.	6,418	39,420
	Edelweiss Financial Services, Ltd.	50,018	26,075
	Eicher Motors, Ltd.	1,946	376,396
	EID Parry India, Ltd.	16,350	31,517
	Elgi Equipments, Ltd.	2,107	3,642
	Emami, Ltd.	29,123	75,374
	Endurance Technologies, Ltd.	3,642	32,477
	Engineers India, Ltd.	29,335	26,149
	Eris Lifesciences, Ltd.	6,849	45,113
*	ESAB India, Ltd.	213	3,273
	Escorts, Ltd.	12,978	121,490
	Essel Propack, Ltd.	13,240	31,249
*	Excel Industries, Ltd.	907	7,885
	Exide Industries, Ltd.	52,918	110,424
	FDC, Ltd.	6,240	20,077
	Federal Bank, Ltd.	237,904	152,935
	Finolex Cables, Ltd.	13,770	46,541
	Finolex Industries, Ltd.	6,525	34,805
	Firstsource Solutions, Ltd.	105,179	48,925
*	Force Motors, Ltd.	1,031	11,843
*	Fortis Healthcare, Ltd.	83,128	139,016
*	Future Enterprises, Ltd.	17,741	2,984
	Future Lifestyle Fashions, Ltd.	7,133	14,687

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Future Retail, Ltd.	11,166	$12,674
	Gabriel India, Ltd.	5,802	6,364
	GAIL India, Ltd.	20,175	25,301
	Galaxy Surfactants, Ltd.	3,419	63,387
	Garware Technical Fibres, Ltd.	665	11,189
	Gateway Distriparks, Ltd.	3,803	4,615
*	Gayatri Projects, Ltd.	11,002	2,050
	GE T&D India, Ltd.	2,445	2,732
	General Insurance Corp. of India	8,648	15,897
*	GFL, Ltd.	8,709	9,838
	GHCL, Ltd.	7,976	11,090
	Gillette India, Ltd.	1,326	93,926
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,499	28,430
	Glenmark Pharmaceuticals, Ltd.	17,332	76,713
	GMM Pfaudler, Ltd.	742	34,340
	Godrej Consumer Products, Ltd.	36,853	264,375
	Godrej Industries, Ltd.	14,812	51,904
*	Godrej Properties, Ltd.	3,360	29,868
	Granules India, Ltd.	27,971	59,418
	Graphite India, Ltd.	4,107	11,327
*	Greaves Cotton, Ltd.	10,547	11,113
*	Greenpanel Industries, Ltd.	8,369	3,045
	Greenply Industries, Ltd.	12,971	17,844
	Grindwell Norton, Ltd.	8,101	55,647
	Gujarat Alkalies & Chemicals, Ltd.	4,834	23,147
	Gujarat Ambuja Exports, Ltd.	3,281	5,285
*	Gujarat Fluorochemicals, Ltd.	3,681	15,184
	Gujarat Gas, Ltd.	31,986	110,565
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	35,817
	Gujarat Pipavav Port, Ltd.	41,068	31,062
	Gujarat State Petronet, Ltd.	32,684	90,231
	Gulf Oil Lubricants India, Ltd.	2,672	21,141
	Hatsun Agro Products, Ltd.	5,380	36,118
	Havells India, Ltd.	43,518	324,055
	HCL Technologies, Ltd.	93,012	668,852
	HDFC Asset Management Co., Ltd.	5,349	179,428
	HDFC Life Insurance Co., Ltd.	50,406	332,608
	HEG, Ltd.	875	9,242
*	Hemisphere Properties India, Ltd.	3,759	3,131
	Heritage Foods, Ltd.	2,344	8,524
	Hero MotoCorp, Ltd.	19,854	562,723
	Hexaware Technologies, Ltd.	37,385	138,573
	HFCL, Ltd.	153,778	22,276
	HG Infra Engineering Ltd.	3,143	7,490
	Hikal, Ltd.	5,929	8,743
	Himadri Speciality Chemical, Ltd.	9,211	6,039
	Himatsingka Seide, Ltd.	2,577	1,854
	Hinduja Global Solutions, Ltd.	1,132	8,693
*	Hindustan Construction Co., Ltd.	72,337	4,748
*	Hindustan Oil Exploration Co., Ltd.	9,749	5,197
	Hindustan Petroleum Corp., Ltd.	67,414	195,898
	Hindustan Unilever, Ltd.	63,414	1,844,542
	Honda SIEL Power Products, Ltd.	168	1,968
	Honeywell Automation India, Ltd.	459	172,095
	Hopewell Tableware, Ltd.	3,668	6,829
	Housing Development Finance Corp., Ltd.	68,055	1,721,572
	Huhtamaki PPL, Ltd.	5,375	14,817
	ICICI Bank, Ltd., Sponsored ADR	148,600	1,450,336
	ICICI Lombard General Insurance Co., Ltd.	9,854	166,150

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ICICI Prudential Life Insurance Co., Ltd.	24,359	$132,393
	ICICI Securities, Ltd.	12,439	59,290
	ICRA, Ltd.	250	7,571
*	IDFC First Bank, Ltd.	402,815	115,670
	IDFC, Ltd.	126,216	24,278
*	IFB Industries, Ltd.	864	4,708
*	IFCI, Ltd.	73,561	3,989
	IIFL Finance, Ltd.	26,619	26,979
	IIFL Securities, Ltd.	5,801	2,621
	IIFL Wealth Management, Ltd.	4,186	52,256
	Indiabulls Housing Finance, Ltd.	42,557	74,552
*	Indiabulls Integrated Services, Ltd.	4,301	2,470
*	Indiabulls Real Estate, Ltd.	23,832	18,294
	Indiabulls Ventures, Ltd.	36,743	51,511
*	Indian Bank	26,880	18,436
	Indian Energy Exchange, Ltd.	7,056	14,093
*	Indian Overseas Bank	48,120	4,895
	Indo Count Industries, Ltd.	12,042	4,696
	Indraprastha Gas, Ltd.	36,641	232,096
	IndusInd Bank, Ltd.	811	4,946
	Infibeam Avenues, Ltd.	32,279	19,054
	Info Edge India, Ltd.	6,284	213,392
	Infosys, Ltd., Sponsored ADR	263,821	2,435,068
	Infosys, Ltd.	219,177	2,047,387
	Ingersoll-Rand India, Ltd.	2,626	21,904
	Inox Leisure, Ltd.	12,248	34,420
*	Intellect Design Arena, Ltd.	3,329	3,125
	Ipca Laboratories, Ltd.	6,099	130,140
*	IRB Infrastructure Developers, Ltd.	27,242	25,044
	IRCON International, Ltd.	9,355	10,576
	ITD Cementation India, Ltd.	9,348	4,676
	Jagran Prakashan, Ltd.	12,267	6,754
*	Jammu & Kashmir Bank, Ltd. (The)	23,470	4,610
	Jamna Auto Industries, Ltd.	11,234	3,844
	JB Chemicals & Pharmaceuticals, Ltd.	4,116	30,498
	Jindal Saw, Ltd.	18,284	13,415
*	Jindal Stainless, Ltd.	36,834	15,161
	JK Paper, Ltd.	16,886	21,986
	JM Financial, Ltd.	40,905	35,064
	JMC Projects India, Ltd.	7,685	4,149
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	31,318
	JTEKT India, Ltd.	7,355	4,870
	Jubilant Foodworks, Ltd.	7,817	168,587
*	Just Dial, Ltd.	7,881	42,032
	Jyothy Labs, Ltd.	14,344	22,025
	Kajaria Ceramics, Ltd.	14,681	72,845
	Kalpataru Power Transmission, Ltd.	6,093	18,695
	Kansai Nerolac Paints, Ltd.	26,657	144,589
	Karnataka Bank, Ltd. (The)	24,405	14,149
	Karur Vysya Bank, Ltd. (The)	45,425	17,688
	Kaveri Seed Co., Ltd.	2,830	14,005
	KEC International, Ltd.	13,326	34,487
	KEI Industries, Ltd.	10,834	41,622
	Kennametal India, Ltd.	771	7,333
	Kirloskar Oil Engines, Ltd.	7,384	10,939
	KNR Constructions, Ltd.	8,397	23,247
	Kotak Mahindra Bank, Ltd.	21,409	383,995
*	KPIT Technologies, Ltd.	17,211	12,825
	KPR Mill, Ltd.	2,236	13,702

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KRBL, Ltd.	8,804	$22,453
	KSB, Ltd.	1,450	9,402
	LA Opala RG, Ltd.	5,178	12,039
	Lakshmi Machine Works, Ltd.	252	8,098
	Laurus Labs, Ltd.	6,070	41,070
	LIC Housing Finance, Ltd.	58,838	220,095
	Lupin, Ltd.	36,360	400,248
	LUX Industries, Ltd.	1,356	16,875
	Magma Fincorp, Ltd.	10,065	2,467
	Mahanagar Gas, Ltd.	8,072	103,256
	Maharashtra Scooters, Ltd.	592	17,623
	Mahindra & Mahindra Financial Services, Ltd.	63,663	139,040
	Mahindra & Mahindra, Ltd.	95,721	462,943
*	Mahindra CIE Automotive, Ltd.	9,912	12,413
	Mahindra Lifespace Developers, Ltd.	2,324	5,748
	Mahindra Logistics, Ltd.	1,996	6,880
	Majesco, Ltd.	1,448	5,179
	Manappuram Finance, Ltd.	52,958	93,375
	Mangalore Refinery & Petrochemicals, Ltd.	16,296	6,970
	Marico, Ltd.	128,394	489,238
	Marksans Pharma, Ltd.	28,757	7,631
	Maruti Suzuki India, Ltd.	7,424	525,488
	MAS Financial Services, Ltd.	2,038	16,989
	Mastek, Ltd.	1,601	5,405
*	Max Financial Services, Ltd.	12,145	74,907
*	Max India, Ltd.	13,084	10,610
	Meghmani Organics, Ltd.	15,132	10,025
	Minda Industries, Ltd.	6,758	25,791
	Mindtree, Ltd.	15,363	185,783
	MOIL, Ltd.	8,751	14,972
	Motherson Sumi Systems, Ltd.	132,183	153,966
	Motilal Oswal Financial Services, Ltd.	4,909	33,009
	Mphasis, Ltd.	28,724	284,243
	MRF, Ltd.	106	84,448
*	Muthoot Capital Services, Ltd.	916	3,539
	Muthoot Finance, Ltd.	14,320	165,019
	Narayana Hrudayalaya, Ltd.	9,944	36,619
	Natco Pharma, Ltd.	13,995	112,833
	National Aluminium Co., Ltd.	56,891	23,809
	Navin Fluorine International, Ltd.	1,462	30,198
	Navneet Education, Ltd.	15,738	15,095
	NBCC India, Ltd.	74,349	19,374
	NESCO, Ltd.	1,056	6,272
	Newgen Software Technologies, Ltd.	2,514	4,465
	NIIT Technologies, Ltd.	7,179	114,211
	NIIT, Ltd.	14,595	16,318
	NOCIL, Ltd.	7,509	8,635
	NRB Bearings, Ltd.	7,569	7,145
	Oberoi Realty, Ltd.	10,392	46,733
	Omaxe, Ltd.	8,455	17,300
*	Oracle Financial Services Software, Ltd.	7,013	217,066
	Orient Electric, Ltd.	13,740	33,615
	Page Industries, Ltd.	1,176	284,125
*	PC Jeweller, Ltd.	23,471	3,723
	Persistent Systems, Ltd.	7,032	44,159
	Petronet LNG, Ltd.	220,988	709,890
	Pfizer, Ltd.	1,088	70,873
	Phillips Carbon Black, Ltd.	4,200	4,421
	Phoenix Mills, Ltd. (The)	5,378	38,998

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	PI Industries, Ltd.	11,189	$233,661
	Pidilite Industries, Ltd.	14,210	285,722
	Piramal Enterprises, Ltd.	7,167	91,497
	PNB Housing Finance, Ltd.	5,849	15,306
	PNC Infratech, Ltd.	10,627	17,522
	Poly Medicure, Ltd.	3,019	9,085
	Polyplex Corp., Ltd.	3,297	19,150
	Power Finance Corp., Ltd.	162,359	205,201
	Power Grid Corp. of India, Ltd.	146,026	314,624
	Praj Industries, Ltd.	12,614	10,246
	Prestige Estates Projects, Ltd.	25,242	57,620
*	Procter & Gamble Health, Ltd.	612	34,807
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	256,811
	PSP Projects, Ltd.	1,462	7,113
	PTC India, Ltd.	60,730	32,095
*	Punjab National Bank	92,578	39,575
	PVR, Ltd.	8,819	117,267
*	Quess Corp., Ltd.	15,265	42,446
	Radico Khaitan, Ltd.	11,114	43,670
	Rain Industries Ltd.	3,832	3,579
	Rajesh Exports, Ltd.	11,184	91,841
	Rallis India, Ltd.	17,572	49,480
	Rane Holdings, Ltd.	693	3,631
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	16,659
	Raymond, Ltd.	3,401	10,839
	RBL Bank, Ltd.	25,793	44,405
	REC, Ltd.	177,120	223,371
	Redington India, Ltd.	71,262	70,432
	Relaxo Footwears, Ltd.	7,127	59,957
	Repco Home Finance, Ltd.	3,440	5,756
	Sadbhav Engineering, Ltd.	13,046	8,045
	Sanofi India, Ltd.	970	99,566
	SBI Life Insurance Co., Ltd.	13,973	134,156
	Schaeffler India, Ltd.	1,462	66,926
*	Schneider Electric Infrastructure, Ltd.	8,940	9,897
	Security & Intelligence Services India, Ltd.	6,764	37,634
	Sequent Scientific, Ltd.	11,712	11,717
	SH Kelkar & Co., Ltd.	12,727	11,008
	Sharda Cropchem, Ltd.	3,895	7,596
*	Sheela Foam, Ltd.	1,678	33,439
	Shilpa Medicare, Ltd.	7,105	34,005
	Shoppers Stop, Ltd.	3,499	8,655
	Shriram City Union Finance, Ltd.	2,754	26,723
	Shriram Transport Finance Co., Ltd.	26,381	273,725
	Siemens, Ltd.	4,833	72,734
	Siyaram Silk Mills, Ltd.	1,830	3,245
	SKF India, Ltd.	3,480	68,001
	Sobha, Ltd.	5,871	15,635
	Solar Industries India, Ltd.	6,085	71,178
	Solara Active Pharma Sciences, Ltd.	1,466	11,268
	Somany Ceramics, Ltd.	991	1,427
*	Somany Home Innovation, Ltd.	1,816	1,781
	Sonata Software, Ltd.	12,595	35,688
	South Indian Bank, Ltd. (The)	178,611	13,940
	SRF, Ltd.	3,576	175,258
	Sterlite Technologies, Ltd.	17,580	20,828
	Strides Pharma Science, Ltd.	10,689	61,149
	Subros, Ltd.	3,640	7,837
	Sudarshan Chemical Industries	1,652	8,942

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sun Pharmaceutical Industries, Ltd.	52,782	$322,988
	Sun TV Network, Ltd.	20,371	103,579
	Sundaram Finance, Ltd.	5,098	85,759
	Sundaram-Clayton, Ltd.	140	2,657
	Sundram Fasteners, Ltd.	7,035	31,080
	Sunteck Realty, Ltd.	6,996	18,356
	Suprajit Engineering, Ltd.	2,380	3,805
	Supreme Industries, Ltd.	9,064	130,822
*	Suven Life Sciences, Ltd.	4,069	2,458
*	Suven Pharmaceuticals, Ltd.	4,069	16,093
*	Suzlon Energy, Ltd.	553,919	19,539
	Swaraj Engines, Ltd.	1,248	16,189
	Symphony, Ltd.	1,436	17,599
	Syngene International, Ltd.	23,684	99,611
	TAKE Solutions, Ltd.	12,235	9,437
	Tanla Solutions, Ltd.	9,038	7,907
	Tata Chemicals, Ltd.	3,783	14,143
	Tata Communications, Ltd.	3,759	21,344
	Tata Consultancy Services, Ltd.	91,673	2,432,942
	Tata Consumer Products, Ltd.	51,247	238,200
	Tata Elxsi, Ltd.	4,923	52,262
	Tata Metaliks, Ltd.	1,238	7,786
*	Tata Motors, Ltd.	494,608	602,113
	TCI Express, Ltd.	999	9,332
*	TCNS Clothing Co., Ltd.	1,322	6,924
	Tech Mahindra, Ltd.	94,038	675,958
*	Techno Electric & Engineering Co., Ltd.	2,244	6,329
	Tejas Networks, Ltd.	2,818	1,394
	Texmaco Rail & Engineering, Ltd.	13,083	4,433
	Thermax, Ltd.	4,258	41,092
	Thomas Cook India, Ltd.	9,735	3,468
	Thyrocare Technologies, Ltd.	1,540	10,310
	Tide Water Oil Co India, Ltd.	155	7,407
	Time Technoplast, Ltd.	36,113	16,391
	Timken India, Ltd.	3,881	45,850
	Tinplate Co. of India, Ltd. (The)	5,495	6,262
	Titan Co., Ltd.	34,749	443,353
	Torrent Pharmaceuticals, Ltd.	9,552	296,911
	Transport Corp. of India, Ltd.	2,560	5,778
	Trident, Ltd.	111,750	7,200
	Triveni Engineering & Industries, Ltd.	10,696	5,299
	Triveni Turbine, Ltd.	7,486	7,502
	TTK Prestige, Ltd.	427	27,414
	Tube Investments of India, Ltd.	6,223	30,760
	TV Today Network, Ltd.	4,144	10,755
*	TV18 Broadcast, Ltd.	135,440	34,957
	TVS Motor Co., Ltd.	1,582	6,757
	TVS Srichakra, Ltd.	357	4,934
*	UCO Bank	74,869	12,700
	Uflex, Ltd.	7,791	18,948
	Unichem Laboratories, Ltd.	2,495	4,929
*	Union Bank of India	103,814	37,343
	United Breweries, Ltd.	12,998	162,219
*	United Spirits, Ltd.	36,673	260,653
	UPL, Ltd.	144,540	786,417
*	VA Tech Wabag, Ltd.	3,517	6,011
	Vaibhav Global, Ltd.	1,061	13,330
	Vakrangee, Ltd.	62,110	20,881
	Vardhman Textiles, Ltd.	3,240	27,761

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Varroc Engineering, Ltd.	2,039	$4,300
	Varun Beverages, Ltd.	15,809	140,436
	Vesuvius India, Ltd.	776	9,537
	V-Guard Industries, Ltd.	18,837	43,721
	Vinati Organics, Ltd.	4,692	61,024
	Vindhya Telelinks, Ltd.	373	3,068
	VIP Industries, Ltd.	5,133	15,756
*	Vodafone Idea, Ltd.	1,145,713	63,459
	Voltas, Ltd.	7,685	51,561
	VRL Logistics, Ltd.	4,816	10,385
	WABCO India, Ltd.	321	26,501
	Welspun Corp., Ltd.	19,810	16,677
	Welspun Enterprises, Ltd.	9,097	6,300
	West Coast Paper Mills, Ltd.	3,553	6,660
*	Westlife Development Ltd.	4,438	18,889
	Whirlpool of India, Ltd.	6,335	172,431
	Wipro, Ltd.	140,166	356,234
*	Wockhardt, Ltd.	6,661	22,529
	Yes Bank, Ltd.	108,012	40,058
	Zee Entertainment Enterprises, Ltd.	195,042	409,420
	Zensar Technologies, Ltd.	6,946	7,761

TOTAL INDIA			47,475,535

INDONESIA — (1.0%)
	Ace Hardware Indonesia Tbk PT	895,400	91,138
	Adhi Karya Persero Tbk PT	262,700	9,649
*	Adi Sarana Armada Tbk PT	200,800	5,010
*	Agung Podomoro Land Tbk PT	1,072,900	7,491
*	Alam Sutera Realty Tbk PT	1,137,000	8,940
	Astra Otoparts Tbk PT	111,600	5,817
*	Asuransi Kresna Mitra Tbk PT	15,000	1,159
	Bank Central Asia Tbk PT	388,700	673,302
	Bank Danamon Indonesia Tbk PT	99,600	16,546
	Bank Mandiri Persero Tbk PT	783,200	232,815
	Bank Negara Indonesia Persero Tbk PT	409,000	111,614
*	Bank Pan Indonesia Tbk PT	195,400	9,794
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	288,100	15,508
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	10,392
*	Bank Permata Tbk PT	323,600	26,741
	Bank Rakyat Indonesia Persero Tbk PT	2,191,300	398,570
	Bank Tabungan Negara Persero Tbk PT	345,100	20,323
	Bank Tabungan Pensiunan Nasional Syariah TBK	45,800	6,705
*	Barito Pacific Tbk PT	1,757,200	170,145
	Bekasi Fajar Industrial Estate Tbk PT	485,500	3,729
	Blue Bird Tbk PT	49,800	3,246
*	Bumi Serpong Damai Tbk PT	918,600	43,217
*	Capital Financial Indonesia Tbk PT	723,600	18,180
	Ciputra Development Tbk PT	1,509,400	54,412
	Elnusa Tbk PT	509,600	6,665
	Erajaya Swasembada Tbk PT	208,500	17,441
*	Gajah Tunggal Tbk PT	272,300	6,143
*	Garuda Indonesia Persero Tbk PT	509,400	6,412
*	Global Mediacom Tbk PT	2,035,200	28,290
*	Hanson International Tbk PT	8,134,100	27,341
	Indofood CBP Sukses Makmur Tbk PT	184,600	122,141
	Indofood Sukses Makmur Tbk PT	456,100	199,003
*	Indosat Tbk PT	174,100	25,047
	Industri dan Perdagangan Bintraco Dharma Tbk PT	564,400	2,027
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	554,000	46,955

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Inti Agri Resources Tbk PT	550,900	$1,852
	Intiland Development Tbk PT	880,700	13,145
	Jasa Marga Persero Tbk PT	349,800	73,650
	Jaya Real Property Tbk PT	380,800	10,325
	Kalbe Farma Tbk PT	3,330,000	321,691
	KMI Wire & Cable Tbk PT	229,100	6,126
*	Krakatau Steel Persero Tbk PT	505,200	5,824
*	Kresna Graha Investama Tbk PT	1,622,300	14,703
	Link Net Tbk PT	207,000	38,685
*	Lippo Karawaci Tbk PT	4,118,500	44,363
*	M Cash Integrasi PT	53,400	3,430
	Matahari Department Store Tbk PT	263,400	21,381
	Mayora Indah Tbk PT	562,000	81,105
	Media Nusantara Citra Tbk PT	1,265,100	77,151
*	Merdeka Copper Gold Tbk PT	124,100	10,212
	Metrodata Electronics Tbk PT	291,800	23,804
	Mitra Adiperkasa Tbk PT	1,308,300	57,154
	Mitra Keluarga Karyasehat Tbk PT	218,200	28,533
	Mitra Pinasthika Mustika Tbk PT	193,500	7,009
*	MNC Land Tbk PT	1,993,200	15,321
*	Modernland Realty Tbk PT	1,122,000	5,917
	Nippon Indosari Corpindo Tbk PT	140,600	11,371
	Pabrik Kertas Tjiwi Kimia Tbk PT	123,400	41,051
	Pakuwon Jati Tbk PT	755,000	18,960
	Pan Brothers Tbk PT	209,300	2,035
*	Panin Financial Tbk PT	2,781,700	33,819
*	Paninvest Tbk PT	164,000	8,126
*	Pelayaran Tamarin Samudra Tbk PT	334,000	4,042
*	Pollux Properti Indonesia Tbk PT	27,200	8,740
*	Pool Advista Indonesia Tbk PT	64,100	215
	PP Persero Tbk PT	343,900	15,296
	Puradelta Lestari Tbk PT	561,900	5,807
	Ramayana Lestari Sentosa Tbk PT	394,100	15,171
*	Rimo International Lestari Tbk PT	3,949,000	13,274
	Sarana Menara Nusantara Tbk PT	3,443,900	207,387
*	Sariguna Primatirta Tbk PT	464,300	13,778
	Selamat Sempurna Tbk PT	271,800	22,636
*	Sentul City Tbk PT	3,623,000	12,144
*	Siloam International Hospitals Tbk PT	55,500	19,470
*	Sitara Propertindo Tbk PT	344,900	4,591
*	Smartfren Telecom Tbk PT	3,180,600	22,667
	Sri Rejeki Isman Tbk PT	1,498,800	16,167
	Sumber Alfaria Trijaya Tbk PT	377,400	22,091
	Summarecon Agung Tbk PT	876,900	25,943
	Surya Citra Media Tbk PT	1,397,500	81,329
*	Surya Esa Perkasa Tbk PT	995,400	9,965
	Surya Semesta Internusa Tbk PT	942,000	19,222
	Telekomunikasi Indonesia Persero Tbk PT	151,700	34,884
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	7,998	173,477
*	Totalindo Eka Persada Tbk PT	365,200	1,228
	Tower Bersama Infrastructure Tbk PT	519,000	41,055
*	Trada Alam Minera Tbk PT	1,606,700	5,401
	Ultrajaya Milk Industry & Trading Co. Tbk PT	930,400	86,241
	Unilever Indonesia Tbk PT	377,500	209,323
*	Visi Media Asia Tbk PT	1,554,900	5,227
	Waskita Beton Precast Tbk PT	1,422,600	14,005
	Waskita Karya Persero Tbk PT	521,200	21,062
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	7,408
	Wijaya Karya Beton Tbk PT	410,900	6,489

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Persero Tbk PT	393,000	$24,853
*	XL Axiata Tbk PT	613,300	103,932

TOTAL INDONESIA			4,683,171

MALAYSIA — (2.0%)
#	Duopharma Biotech Bhd	75,250	27,247
	Aeon Co. M Bhd	138,700	36,261
	AEON Credit Service M Bhd	21,100	44,504
*	AFFIN Bank Bhd	44,400	15,664
	Ajinomoto Malaysia Bhd	4,200	13,882
	Alliance Bank Malaysia Bhd	113,600	51,336
	Allianz Malaysia Bhd	10,400	33,830
	AMMB Holdings Bhd	192,600	133,032
	Astro Malaysia Holdings Bhd	227,500	49,762
	ATA IMS Bhd	57,600	14,605
*	Berjaya Corp. Bhd	431,500	19,499
*	Berjaya Land Bhd	294,800	12,991
	Berjaya Sports Toto Bhd	147,900	79,510
*	Bermaz Auto Bhd	205,600	64,768
	BIMB Holdings Bhd	22,000	16,163
*	Boustead Holdings Bhd	16,900	1,784
*	Bumi Armada Bhd	48,000	1,837
	Cahya Mata Sarawak Bhd	104,300	33,275
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	201,666
	CB Industrial Product Holding Bhd	35,400	6,658
	CIMB Group Holdings Bhd	214,928	171,852
	Cypark Resources Bhd	50,300	10,826
	D&O Green Technologies Bhd	157,400	26,279
	Datasonic Group Bhd	206,900	48,168
#*	Dayang Enterprise Holdings Bhd	169,420	49,264
	Dialog Group Bhd	345,300	266,594
	DiGi.Com Bhd	146,500	157,361
	DRB-Hicom Bhd	122,100	39,779
	Dufu Technology Corp. Bhd	16,000	14,081
	Dutch Lady Milk Industries Bhd	2,500	27,875
	Eastern & Oriental Bhd	76,568	7,577
*	Eco World Development Group Bhd	269,500	25,446
#*	Eco World International Bhd	141,700	13,218
	Ekovest BHD	334,600	37,667
	Fraser & Neave Holdings Bhd	19,900	146,353
	Frontken Corp. Bhd	190,300	97,988
#	Gabungan AQRS Bhd	59,500	11,998
	Gadang Holdings Bhd	60,900	5,702
	Gamuda Bhd	323,415	241,063
	Gas Malaysia Bhd	24,500	16,093
	Genting Bhd	116,200	112,379
#	Genting Malaysia Bhd	319,400	175,563
	George Kent Malaysia Bhd	106,500	16,829
	Globetronics Technology Bhd	139,600	63,043
	Guan Chong Bhd	43,600	23,401
	Hai-O Enterprise Bhd	19,100	7,596
	HAP Seng Consolidated Bhd	14,600	24,893
	Hartalega Holdings Bhd	224,100	395,885
	Heineken Malaysia Bhd	32,700	181,415
#*	Hengyuan Refining Co. Bhd	31,700	22,869
	Hong Leong Bank Bhd	44,800	138,203
	Hong Leong Financial Group Bhd	20,000	60,913
	Hong Leong Industries Bhd	20,200	38,456
	Hup Seng Industries Bhd	52,600	11,712

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	IHH Healthcare Bhd	59,800	$72,767
	IJM Corp. Bhd	447,800	172,185
	Inari Amertron Bhd	646,050	211,548
	IOI Properties Group Bhd	172,200	40,625
*	Iris Corp. Bhd	300,700	7,599
#*	Iskandar Waterfront City Bhd	156,400	18,138
#*	JAKS Resources Bhd	187,500	44,934
	JHM Consolidation Bhd	67,500	14,763
#	Kerjaya Prospek Group Bhd	129,600	31,383
*	KNM Group Bhd	1,071,400	33,457
	Kossan Rubber Industries	131,500	171,488
	KPJ Healthcare Bhd	294,400	61,081
*	KSL Holdings Bhd	92,400	11,986
	LBS Bina Group Bhd	91,000	7,576
	Lii Hen Industries Bhd	23,500	11,707
	Lingkaran Trans Kota Holdings Bhd	21,900	19,756
	Lotte Chemical Titan Holding Bhd	172,100	67,556
	LPI Capital Bhd	25,000	75,774
	Magni-Tech Industries Bhd	26,666	11,598
	Magnum Bhd	74,500	38,019
	Mah Sing Group Bhd	56,900	5,726
	Malayan Banking Bhd	183,892	322,741
	Malaysia Airports Holdings Bhd	89,200	108,448
	Malaysia Building Society Bhd	305,002	44,867
	Malaysian Pacific Industries Bhd	19,300	48,695
	Malaysian Resources Corp. Bhd	582,100	65,086
	Matrix Concepts Holdings Bhd	100,900	39,320
	Maxis Bhd	106,400	135,190
	MBM Resources BHD	18,900	12,742
	MMC Corp. Bhd	126,000	20,113
	Muhibbah Engineering M Bhd	51,600	12,339
	OSK Holdings Bhd	267,600	48,423
	Padini Holdings Bhd	84,100	48,715
	Paramount Corp. Bhd	28,900	4,818
*	Pentamaster Corp. Bhd	100,100	96,405
*	Perdana Petroleum Bhd	490,800	18,779
*	PESTECH International Bhd	102,900	22,373
#	Petron Malaysia Refining & Marketing Bhd	24,600	22,836
	Petronas Chemicals Group Bhd	102,900	133,198
	Petronas Dagangan Bhd	49,300	232,562
	Pos Malaysia Bhd	59,400	11,931
	Power Root Bhd	23,600	12,377
	PPB Group Bhd	33,500	127,701
	Press Metal Aluminium Holdings Bhd	162,700	148,152
	Public Bank Bhd	244,400	928,859
	Ranhill Holdings Bhd	79,600	18,628
	REDtone International Bhd	89,400	8,615
*	Revenue Group Bhd	69,500	19,580
	RHB Bank Bhd	193,100	212,505
	Sam Engineering & Equipment M Bhd	8,600	11,626
	Sapura Energy Bhd	2,096,200	41,090
	Scientex Bhd	67,400	129,811
	Serba Dinamik Holdings Bhd	514,850	188,876
	Sime Darby Bhd	279,800	129,605
	Sime Darby Property Bhd	255,800	38,525
	SKP Resources Bhd	94,800	25,200
	SP Setia Bhd Group	347,664	65,164
	Sunway Construction Group Bhd	112,300	48,611
	Supermax Corp. Bhd	185,307	106,327

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Syarikat Takaful Malaysia Keluarga Bhd	83,900	$85,629
	TA Global Bhd	222,900	12,418
	Taliworks Corp. Bhd	120,500	22,931
	Telekom Malaysia Bhd	166,700	155,589
	TIME dotCom Bhd	32,100	72,983
	Top Glove Corp. Bhd	142,400	239,992
*	Tropicana Corp. Bhd	68,800	12,812
	Tune Protect Group Bhd	79,400	6,517
	Uchi Technologies Bhd	66,700	37,110
	UEM Edgenta Bhd	30,000	17,614
*	UEM Sunrise Bhd	197,400	19,511
	UMW Holdings Bhd	67,500	33,269
	UOA Development Bhd	90,500	35,073
*	Velesto Energy Bhd	705,900	23,804
	ViTrox Corp. Bhd	25,800	49,704
	VS Industry Bhd	181,675	38,769
#	Wah Seong Corp. Bhd	83,013	11,935
*	WCT Holdings Bhd	151,572	17,652
	Wellcall Holdings Bhd	99,500	18,423
	Westports Holdings Bhd	97,700	83,387
	Yinson Holdings Bhd	28,200	33,912
*	YNH Property Bhd	46,800	27,218
	YTL Power International Bhd	254,900	40,395

TOTAL MALAYSIA			9,483,761

MEXICO — (1.9%)
	ALEATICA S.A.B. de C.V.	8,989	6,980
	Alfa S.A.B. de C.V., Class A	289,999	118,762
	Alpek S.A.B. de C.V.	93,907	44,419
#*	Alsea S.A.B. de C.V.	48,300	39,640
	America Movil S.A.B. de C.V.	1,345,127	812,624
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	47,723	574,585
	Arca Continental S.A.B. de C.V.	38,501	148,023
*	Axtel S.A.B. de C.V.	216,410	24,873
	Banco del Bajio SA	100,184	78,980
	Becle S.A.B. de C.V.	47,500	72,469
	Bolsa Mexicana de Valores S.A.B. de C.V.	32,311	58,305
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	136,571
	Coca-Cola Femsa S.A.B. de C.V.	26,691	106,815
	Consorcio ARA S.A.B. de C.V.	434,433	53,896
	Credito Real S.A.B. de C.V. SOFOM ER	16,839	10,026
#	El Puerto de Liverpool S.A.B. de C.V.	20,951	52,888
	Fomento Economico Mexicano S.A.B. de C.V.	68,949	444,889
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	73,336
*	Genomma Lab Internacional S.A.B. de C.V., Class B	136,778	108,964
	Gentera S.A.B. de C.V.	73,417	29,518
	Gruma S.A.B. de C.V., Class B	44,591	422,172
*	Grupo Aeromexico S.A.B. de C.V.	125,502	48,689
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	81,434	298,050
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	90,607	562,492
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,570	256,255
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	47,662
#	Grupo Bimbo S.A.B. de C.V., Class A	144,000	211,151
	Grupo Carso S.A.B. de C.V.	9,800	19,469
	Grupo Comercial Chedraui S.A. de C.V.	77,382	92,212
	Grupo Elektra S.A.B. de C.V.	1,184	67,647
	Grupo Financiero Banorte S.A.B. de C.V., Class O	160,910	440,515
	Grupo Financiero Inbursa S.A.B. de C.V., Class O	203,766	121,663
*	Grupo GICSA SAB de CV	33,334	4,232

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez S.A.B. de C.V.	21,219	$26,404
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	21,435
	Grupo Industrial Saltillo S.A.B. de C.V.	29,309	20,984
#	Grupo Lala S.A.B. de C.V.	66,593	31,361
#	Grupo Rotoplas S.A.B. de C.V.	57,238	32,323
	Grupo Televisa S.A.B	406,747	430,864
*	Grupo Traxion S.A.B. de C.V.	41,850	21,410
	Industrias CH S.A.B. de C.V.	11,751	39,006
	Industrias Penoles S.A.B. de C.V.	25,353	194,084
	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	65,632
#*	La Comer S.A.B. de C.V.	88,165	92,112
	Megacable Holdings S.A.B. de C.V.	135,816	338,117
*	Minera Frisco S.A.B. de C.V.	10,018	748
*	Minera Frisco S.A.B. de C.V., Class A1	17,000	2,039
	Orbia Advance Corp. S.A.B. de C.V.	291,803	347,122
	Organizacion Soriana S.A.B. de C.V., Class B	24,341	18,058
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	33,512	232,238
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	18,032
	Qualitas Controladora S.A.B. de C.V.	33,274	136,694
*	Regional S.A.B. de C.V.	7,562	18,584
*	Telesites S.A.B. de C.V.	152,711	99,226
	TV Azteca S.A.B. de C.V.	74,500	1,326
	Unifin Financiera S.A.B. de C.V.	13,744	7,471
	Wal-Mart de Mexico S.A.B. de C.V.	433,800	1,047,017

TOTAL MEXICO			8,831,059

PERU — (0.1%)
	Credicorp, Ltd.	4,112	612,770
*	Grana y Montero SAA, Sponsored ADR	3,000	5,400

TOTAL PERU			618,170

PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	160,200	34,653
	Aboitiz Equity Ventures, Inc.	50,560	41,244
*	Alliance Global Group, Inc.	771,700	98,190
	Altus San Nicolas Corp.	4,003	154
	Ayala Corp.	9,150	104,082
*	AyalaLand Logistics Holdings Corp.	220,000	8,462
	BDO Unibank, Inc.	34,770	68,416
	Cebu Air, Inc.	6,050	5,787
*	CEMEX Holdings Philippines, Inc.	1,275,697	27,993
	China Banking Corp.	91,200	35,500
	Cosco Capital, Inc.	555,300	54,516
	D&L Industries, Inc.	827,600	86,560
	DMCI Holdings, Inc.	756,700	61,527
*	DoubleDragon Properties Corp.	170,500	54,589
*	East West Banking Corp.	89,900	13,961
	Emperador, Inc.	309,500	48,499
	Filinvest Development Corp.	39,100	6,622
	Filinvest Land, Inc.	1,336,000	24,995
	First Philippine Holdings Corp.	15,510	17,627
	Globe Telecom, Inc.	1,700	73,746
	GT Capital Holdings, Inc.	13,030	116,659
*	Holcim Philippines, Inc.	64,000	14,491
	Integrated Micro-Electronics, Inc.	121,500	14,125
	International Container Terminal Services, Inc.	179,150	313,354
	JG Summit Holdings, Inc.	68,870	68,591
	Jollibee Foods Corp.	43,470	122,810

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Lopez Holdings Corp.	119,000	$6,154
	LT Group, Inc.	257,400	39,338
	MacroAsia Corp.	23,000	2,288
	Manila Electric Co.	10,430	52,077
	Manila Water Co., Inc.	131,100	27,494
	Megawide Construction Corp.	126,100	16,358
	Megaworld Corp.	1,750,900	88,355
	Metropolitan Bank & Trust Co.	112,309	85,897
	Nickel Asia Corp.	608,000	20,256
	Petron Corp.	482,100	30,417
*	Philippine National Bank	63,540	30,040
	Philippine Seven Corp.	11,490	28,234
	Pilipinas Shell Petroleum Corp.	116,100	42,490
#	PLDT, Inc., Sponsored ADR	7,465	184,759
	PLDT, Inc.	3,970	100,620
	Premium Leisure Corp.	695,000	4,366
	Puregold Price Club, Inc.	179,300	163,192
	Rizal Commercial Banking Corp.	34,700	11,351
	Robinsons Land Corp.	362,200	107,017
	Robinsons Retail Holdings, Inc.	74,070	97,820
	San Miguel Corp.	48,280	92,681
	Security Bank Corp.	26,870	54,355
	Shakey’s Pizza Asia Ventures, Inc.	41,300	5,508
	SM Investments Corp.	6,360	106,006
	SSI Group, Inc.	217,000	5,768
	Universal Robina Corp.	45,940	113,710
	Vista Land & Lifescapes, Inc.	665,000	56,677
	Vistamalls, Inc.	23,100	1,858
	Wilcon Depot, Inc.	267,400	77,421

TOTAL PHILIPPINES			3,169,660

POLAND — (0.7%)
*	Alior Bank SA	9,508	34,888
	Alumetal SA	1,426	13,424
	Amica SA	1,140	26,944
*	AmRest Holdings SE	6,642	44,564
	Asseco Poland SA	9,374	151,482
	Bank Handlowy w Warszawie SA	3,731	33,160
*	Bank Ochrony Srodowiska SA	5,571	6,469
	Bank Polska Kasa Opieki SA	7,172	90,975
*	Boryszew SA	21,148	18,525
	Budimex SA	2,258	110,540
	CCC SA	2,356	29,762
	CD Projekt SA	2,538	222,198
*	Ciech SA	7,885	75,890
	ComArch SA	855	42,624
	Cyfrowy Polsat SA	24,572	151,924
*	Develia SA	27,380	13,116
*	Dino Polska SA	4,908	207,558
	Dom Development SA	3,035	57,424
	Echo Investment SA	1,023	1,106
*	Fabryki Mebli Forte SA	5,421	25,218
	Famur SA	57,607	28,842
*	Getin Noble Bank SA	40,705	2,251
	Globe Trade Centre SA	25,293	47,219
	Grupa Kety SA	2,142	187,945
*	ING Bank Slaski SA	1,504	48,737
	Inter Cars SA	1,765	81,930
	Kernel Holding SA	7,700	74,572

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	KGHM Polska Miedz SA	15,310	$287,968
#	KRUK SA	3,010	57,220
	LPP SA	123	193,883
*	mBank SA	2,374	126,426
	Neuca SA	498	60,096
*	Orange Polska SA	28,229	47,937
	PKP Cargo SA	1,796	5,197
	Powszechna Kasa Oszczednosci Bank Polski SA	48,135	257,607
	Powszechny Zaklad Ubezpieczen SA	47,134	347,901
	Santander Bank Polska SA	974	38,717
	Stalexport Autostrady SA	24,162	16,875
*	VRG SA	24,956	16,706
	Warsaw Stock Exchange	3,626	35,516

TOTAL POLAND			3,321,336

QATAR — (0.4%)
	Commercial Bank PSQC (The)	14,868	16,371
	Aamal Co.	377,597	62,130
	Al Meera Consumer Goods Co. QSC	15,834	75,970
	Barwa Real Estate Co.	118,798	93,309
*	Gulf International Services QSC	173,380	61,104
	Gulf Warehousing Co.	16,381	21,865
	Masraf Al Rayan QSC	129,573	135,594
*	Mazaya Qatar Real Estate Development QSC	136,997	24,789
	Mesaieed Petrochemical Holding Co.	253,828	125,053
	Ooredoo QPSC	33,779	59,094
	Qatar Fuel QSC	33,748	148,199
	Qatar Insurance Co. SAQ	204,969	112,382
	Qatar International Islamic Bank QSC	4,618	10,140
	Qatar Islamic Bank SAQ	24,325	103,370
	Qatar Islamic Insurance Group	12,599	21,009
	Qatar National Bank QPSC	205,258	968,128
	Qatar Navigation QSC	8,249	12,873
	United Development Co. QSC	193,493	56,070
	Vodafone Qatar QSC	60,844	18,164

TOTAL QATAR			2,125,614

RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	16,163	18,426
	Globaltrans Investment P.L.C., GDR	11,711	66,284
*	Mail.Ru Group, Ltd., GDR	5,532	99,576
	Mobile TeleSystems PJSC, Sponsored ADR	36,865	315,933
	PhosAgro PJSC, GDR	2,605	31,401
	PhosAgro PJSC, GDR	4,768	57,597
	Polyus PJSC, GDR	424	34,535
	Polyus PJSC, GDR	941	76,456
	QIWI P.L.C., Sponsored ADR	5,500	67,210
	Ros Agro P.L.C., GDR	7,783	65,844
	Rostelecom PJSC, Sponsored ADR	5,927	38,526
	Sberbank of Russia PJSC, Sponsored ADR	47,251	501,637
	Sberbank of Russia PJSC, Sponsored ADR	16,665	175,149
	TMK PJSC, GDR	9,084	27,434
	VEON, Ltd., ADR	23,400	40,014
	VTB Bank PJSC, GDR	49,518	46,745
	X5 Retail Group NV, GDR	14,384	424,616

TOTAL RUSSIA			2,087,383

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (0.3%)
	Abdullah Al Othaim Markets Co.	1,901	$50,407
	Advanced Petrochemical Co.	4,223	49,966
	Al Babtain Power & Telecommunication Co.	1,019	6,172
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,259	10,191
	Al Rajhi Bank	19,455	295,732
	Alandalus Property Co.	1,898	8,088
	Arab National Bank	5,600	30,286
*	Astra Industrial Group	1,258	5,412
	Bank AlBilad	2,603	15,689
	Banque Saudi Fransi	4,000	32,875
	Bupa Arabia for Cooperative Insurance Co.	1,598	45,514
*	Co. for Cooperative Insurance (The)	3,968	76,114
*	Dar Al Arkan Real Estate Development Co.	22,069	47,338
*	Emaar Economic City	13,701	26,633
*	Fawaz Abdulaziz Al Hokair & Co.	6,368	36,341
*	Methanol Chemicals Co.	2,201	3,924
	Mouwasat Medical Services Co.	3,033	68,433
*	Nama Chemicals Co.	3,503	17,859
*	National Agriculture Development Co. (The)	2,320	18,175
	National Commercial Bank	17,240	170,148
	National Gas & Industrialization Co.	404	3,092
	National Medical Care Co.	844	8,357
*	Rabigh Refining & Petrochemical Co.	16,469	59,807
	Samba Financial Group	15,489	95,665
	Saudi Arabian Fertilizer Co.	3,643	68,314
	Saudi Co. For Hardware CJSC	1,598	18,547
	Saudi Ground Services Co.	4,098	28,497
	Saudi Industrial Investment Group	12,092	59,677
	Saudi Industrial Services Co.	1,132	5,578
*	Saudi Investment Bank (The)	6,572	23,843
*	Saudi Kayan Petrochemical Co.	12,432	28,545
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	411	2,945
*	Saudi Re for Cooperative Reinsurance Co.	2,646	5,757
*	Saudi Research & Marketing Group	2,628	42,869
	Saudia Dairy & Foodstuff Co.	986	39,460
*	Savola Group (The)	5,306	57,136
	Seera Group Holding	11,658	48,073
	United International Transportation Co.	3,041	23,103

TOTAL SAUDI ARABIA			1,634,562

SOUTH AFRICA — (2.8%)
	Adcorp Holdings, Ltd.	8,686	1,954
	Advtech, Ltd.	46,872	22,011
	AECI, Ltd.	23,588	94,557
	African Oxygen, Ltd.	15,186	13,519
	Afrimat, Ltd.	16,708	23,334
	Alexander Forbes Group Holdings, Ltd.	175,103	38,008
	Allied Electronics Corp., Ltd., Class A	55,425	61,395
	Alviva Holdings, Ltd.	10,377	2,792
	Anglo American Platinum, Ltd.	2,938	154,186
	AngloGold Ashanti, Ltd.	23,308	568,952
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	88,097
*	Aspen Pharmacare Holdings, Ltd.	45,624	284,589
	Barloworld, Ltd.	48,616	178,363
	Bid Corp., Ltd.	64,894	845,712
	Bidvest Group, Ltd. (The)	60,135	488,352
*	Blue Label Telecoms, Ltd.	99,540	11,451
#*	Brait SE	103,172	21,959
	Capitec Bank Holdings, Ltd.	1,290	62,886

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Cashbuild, Ltd.	4,133	$33,577
	Clicks Group, Ltd.	31,740	395,362
	Coronation Fund Managers, Ltd.	40,004	77,927
	DataTec, Ltd.	71,287	93,833
	Dis-Chem Pharmacies, Ltd.	72,427	85,970
	Discovery, Ltd.	44,695	234,493
	Distell Group Holdings, Ltd.	11,206	47,786
*	EOH Holdings, Ltd.	25,584	5,257
	Famous Brands, Ltd.	4,317	9,552
	FirstRand, Ltd.	33,865	73,911
	Foschini Group, Ltd. (The)	22,624	88,766
	Gold Fields, Ltd.	6,214	46,255
	Gold Fields, Ltd., Sponsored ADR	134,734	988,948
*	Grindrod Shipping Holdings, Ltd.	466	1,114
*	Harmony Gold Mining Co., Ltd.	15,458	56,889
	Hudaco Industries, Ltd.	7,519	27,264
	Impala Platinum Holdings, Ltd.	46,853	279,443
	Imperial Logistics, Ltd.	20,200	35,523
	Investec, Ltd.	20,910	43,547
*	Invicta Holdings, Ltd.	5,036	1,390
	Italtile, Ltd.	106,697	57,346
	KAP Industrial Holdings, Ltd.	172,414	18,696
	Kumba Iron Ore, Ltd.	14,387	270,774
	Lewis Group, Ltd.	4,057	3,455
	Liberty Holdings, Ltd.	23,904	90,648
	Life Healthcare Group Holdings, Ltd.	170,308	163,743
*	Long4Life, Ltd.	101,070	15,056
*	Massmart Holdings, Ltd.	28,257	37,689
	Metair Investments, Ltd.	14,700	11,769
	MiX Telematics, Ltd., Sponsored ADR	2,282	21,131
	Momentum Metropolitan Holdings	120,407	112,664
*	Motus Holdings Ltd.	21,882	35,641
	Mpact, Ltd.	35,181	14,552
	Mr. Price Group, Ltd.	28,892	205,848
	MTN Group, Ltd.	120,261	316,029
*	MultiChoice Group, Ltd.	104,020	487,531
*	Nampak, Ltd.	98,957	8,892
	Naspers, Ltd., Class N	14,476	2,253,166
	Nedbank Group, Ltd.	9,038	52,542
	NEPI Rockcastle P.L.C.	41,992	179,696
*	Ninety One, Ltd.	10,455	22,026
*	Northam Platinum, Ltd.	16,112	79,858
*	Omnia Holdings, Ltd.	47,200	59,868
	Pepkor Holdings, Ltd.	53,977	35,237
	Peregrine Holdings, Ltd.	24,535	24,927
	Pick n Pay Stores, Ltd.	37,214	116,583
	PSG Group, Ltd.	16,570	141,521
	PSG Konsult, Ltd.	151,180	62,430
	Raubex Group, Ltd.	26,464	24,486
	RCL Foods, Ltd.	12,144	6,275
	Reunert, Ltd.	37,486	80,932
*	Royal Bafokeng Platinum, Ltd.	12,231	21,709
#	Sanlam, Ltd.	114,853	367,175
	Santam, Ltd.	8,286	122,814
*	Sappi, Ltd.	53,695	65,261
	Shoprite Holdings, Ltd.	4,119	23,844
*	Sibanye Stillwater, Ltd.	132,373	269,667
	SPAR Group, Ltd. (The)	55,532	529,320
	Spur Corp., Ltd.	12,451	11,406

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Standard Bank Group, Ltd.	72,800	$401,688
*	Super Group, Ltd.	40,020	30,129
	Transaction Capital, Ltd.	81,646	66,783
	Trencor, Ltd.	20,319	8,176
	Truworths International, Ltd.	58,845	92,890
	Vodacom Group, Ltd.	36,904	245,259
	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	80,535
	Woolworths Holdings, Ltd.	109,724	180,698

TOTAL SOUTH AFRICA			13,117,289

SOUTH KOREA — (15.5%)
*	3S Korea Co., Ltd.	8,431	16,316
*	Able C&C Co., Ltd.	1,620	13,508
	ABOV Semiconductor Co., Ltd.	4,850	33,079
*	Ace Technologies Corp.	3,697	25,677
*	ADTechnology Co., Ltd.	1,515	30,902
	Advanced Process Systems Corp.	2,076	44,133
	Aekyung Petrochemical Co., Ltd.	4,552	26,631
*	AeroSpace Technology of Korea, Inc.	6,981	25,852
	AfreecaTV Co., Ltd.	2,396	118,864
*	Agabang&Company	9,239	25,518
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	14,522
	Ahnlab, Inc.	1,018	48,670
	Aju Capital Co., Ltd.	1,256	12,600
	AK Holdings, Inc.	798	16,536
*	Alteogen, Inc.	325	25,143
*	Amicogen, Inc.	2,065	47,514
*	Aminologics Co., Ltd.	14,519	21,142
	Amorepacific Corp.	3,152	456,566
	AMOREPACIFIC Group	3,132	149,893
*	Amotech Co., Ltd.	615	10,613
*	Anam Electronics Co., Ltd.	18,926	26,305
*	Ananti, Inc.	3,404	28,050
	Anapass, Inc.	1,633	22,238
*	Apact Co., Ltd.	1,984	10,085
*	Aprogen KIC, Inc.	8,782	25,600
#*	Aprogen pharmaceuticals, Inc.	18,294	31,508
*	APS Holdings Corp.	2,479	15,788
	Asia Paper Manufacturing Co., Ltd.	1,042	27,803
	Autech Corp.	2,321	18,013
	Avaco Co., Ltd.	2,470	12,931
	Baiksan Co., Ltd.	3,543	16,366
	Bcworld Pharm Co., Ltd.	1,782	29,900
	BGF Co., Ltd.	7,644	30,290
	BGF retail Co., Ltd.	1,634	211,390
*	BH Co., Ltd.	3,374	46,727
*	Binex Co., Ltd.	2,460	23,387
	Binggrae Co., Ltd.	783	41,256
	BNK Financial Group, Inc.	29,382	122,191
	Boditech Med, Inc.	3,848	72,294
*	Bohae Brewery Co., Ltd.	22,032	15,996
	Boryung Pharmaceutical Co., Ltd.	1,859	19,886
*	Brain Contents Co., Ltd.	25,632	14,399
	Bukwang Pharmaceutical Co., Ltd.	2,999	63,937
	Busan City Gas Co., Ltd.	1,015	30,078
*	BYON Co., Ltd.	9,437	8,536
*	Byucksan Corp.	8,835	11,478
*	Cafe24 Corp.	1,380	50,152
*	CammSys Corp.	12,621	27,892

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Caregen Co., Ltd.	272	$12,948
	Cell Biotech Co., Ltd.	476	5,627
*	Celltrion Pharm, Inc.	1,157	67,314
*	Celltrion, Inc.	3,568	616,679
	Changhae Ethanol Co., Ltd.	2,011	24,856
*	Charm Engineering Co., Ltd.	9,873	10,601
	Cheil Worldwide, Inc.	23,808	347,473
	Chemtronics Co., Ltd.	1,649	15,956
*	ChinHung International, Inc.	10,878	19,572
	Chong Kun Dang Pharmaceutical Corp.	751	59,793
	Chongkundang Holdings Corp.	477	44,717
	Chosun Refractories Co., Ltd.	164	10,143
	Chungdahm Learning, Inc.	625	9,065
*	CJ CGV Co., Ltd.	2,117	46,557
	CJ CheilJedang Corp.	2,589	582,396
	CJ Corp.	4,277	285,670
	CJ ENM Co., Ltd.	2,904	305,519
	CJ Freshway Corp.	2,009	34,581
*	CJ Logistics Corp.	1,776	215,691
	CKD Bio Corp.	876	21,808
	Classys, Inc.	2,932	26,958
	Clean & Science Co., Ltd.	1,098	20,173
	CLIO Cosmetics Co., Ltd.	1,585	29,154
*	CMG Pharmaceutical Co., Ltd.	8,816	27,575
	Com2uSCorp	1,324	116,592
*	Coreana Cosmetics Co., Ltd.	6,173	26,277
*	CORESTEM, Inc.	2,554	27,120
	Cosmax BTI, Inc.	1,055	13,582
*	COSMAX NBT Inc.	1,621	6,343
	Cosmax, Inc.	1,295	94,577
*	COSON Co., Ltd.	3,664	17,281
	Coway Co., Ltd.	10,171	515,485
	COWELL FASHION Co., Ltd.	6,218	28,010
*	CrystalGenomics, Inc.	2,157	23,093
	CS Wind Corp.	510	13,467
*	CTC BIO, Inc.	2,841	17,184
	Cuckoo Holdings Co., Ltd.	336	25,029
	Cuckoo Homesys Co., Ltd.	914	26,222
	D.I Corp.	7,531	20,129
	Dae Dong Industrial Co., Ltd.	2,998	11,159
	Dae Han Flour Mills Co., Ltd.	177	18,940
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	10,682
	Dae Won Kang Up Co., Ltd.	4,824	11,463
	Daea TI Co., Ltd.	5,700	29,868
	Daeduck Electronics Co.	5,826	39,254
*	Daehan New Pharm Co., Ltd.	1,230	9,896
*	Daejoo Electronic Materials Co., Ltd.	2,162	33,317
	Daekyo Co., Ltd.	2,127	8,321
	Daelim Industrial Co., Ltd.	5,610	404,784
*	Daemyung Sonoseason Co., Ltd.	11,581	12,317
	Daesang Corp.	4,175	75,384
	Daesang Holdings Co., Ltd.	1,529	8,022
	Daewon Pharmaceutical Co., Ltd.	3,791	46,001
	Daewon San Up Co., Ltd.	2,161	8,042
*	Daewoo Engineering & Construction Co., Ltd.	63,157	185,311
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	40,654
	Daewoong Co., Ltd.	5,131	73,164
	Daewoong Pharmaceutical Co., Ltd.	267	23,409
	Daihan Pharmaceutical Co., Ltd.	1,066	26,027

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daishin Securities Co., Ltd.	8,360	$68,385
*	Danal Co., Ltd.	7,674	26,416
	Danawa Co., Ltd.	2,305	50,955
	Daou Data Corp.	1,733	11,657
	Daou Technology, Inc.	3,520	47,457
*	Dasan Networks, Inc.	3,773	21,413
	Dawonsys Co., Ltd.	1,512	20,483
	DB Financial Investment Co., Ltd.	2,722	7,901
	DB Insurance Co., Ltd.	14,776	539,694
*	Dentium Co., Ltd.	1,976	61,021
*	Deutsch Motors, Inc.	2,544	14,004
	DGB Financial Group, Inc.	25,043	108,712
	DI Dong Il Corp.	308	15,492
	Digital Daesung Co., Ltd.	1,538	9,727
	Digital Power Communications Co., Ltd.	4,475	37,816
*	DIO Corp.	1,279	30,289
	DMS Co., Ltd.	3,862	12,923
*	DNF Co., Ltd.	2,434	21,182
	Dohwa Engineering Co., Ltd.	2,708	20,074
	Dong A Eltek Co., Ltd.	1,716	9,678
	Dong-A ST Co., Ltd.	773	58,016
	Dong-Ah Geological Engineering Co., Ltd.	2,634	37,680
	Dongbu Corp.	2,682	18,593
	Dongjin Semichem Co., Ltd.	11,080	143,577
	DongKook Pharmaceutical Co., Ltd.	723	56,185
*	Dongkuk Steel Mill Co., Ltd.	18,287	63,907
	Dongsuh Cos., Inc.	3,683	52,246
	DONGSUNG Corp.	4,708	15,926
	Dongsung Finetec Co., Ltd.	6,192	40,487
	Dongwha Enterprise Co., Ltd.	702	8,746
	Dongwha Pharm Co., Ltd.	5,156	47,599
	Dongwon Development Co., Ltd.	11,403	33,380
	Dongwon F&B Co., Ltd.	237	38,519
	Dongwon Industries Co., Ltd.	374	69,901
	Dongwon Systems Corp.	1,256	22,695
	Dongyang E&P, Inc.	1,464	12,787
	Doosan Bobcat, Inc.	11,105	214,941
	Doosan Co., Ltd.	575	19,153
*	Doosan Fuel Cell Co., Ltd.	1,924	11,844
*	Doosan Heavy Industries & Construction Co., Ltd.	39,915	129,663
*	Doosan Infracore Co., Ltd.	39,191	137,886
*	Doosan Solus Co., Ltd.	1,061	28,911
	DoubleUGames Co., Ltd.	1,843	87,721
	Douzone Bizon Co., Ltd.	5,290	383,377
*	DSK Co., Ltd.	3,379	20,577
	DTR Automotive Corp.	464	9,626
*	Duk San Neolux Co., Ltd.	1,914	49,294
	DY Corp.	2,748	8,870
	DY POWER Corp.	1,368	8,833
	e Tec E&C, Ltd.	158	10,660
	E1 Corp.	1,387	39,245
	Echo Marketing, Inc.	2,788	75,135
	Ecopro Co., Ltd.	7,674	127,969
	e-Credible Co., Ltd.	854	13,125
*	Ehwa Technologies Information Co., Ltd.	253,023	36,163
	E-MART, Inc.	4,435	437,028
*	EMKOREA Co., Ltd.	9,879	27,767
*	EM-Tech Co., Ltd.	3,270	22,003
	ENF Technology Co., Ltd.	4,649	101,443

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eo Technics Co., Ltd.	1,073	$64,047
	Estechpharma Co., Ltd.	2,801	22,231
*	Eubiologics Co., Ltd.	1,887	10,020
	Eugene Corp.	11,683	39,882
	Eugene Investment & Securities Co., Ltd.	9,101	21,186
	Eugene Technology Co., Ltd.	1,647	23,801
*	Eusu Holdings Co., Ltd.	1,499	7,322
*	Ewon Comfortech Co., Ltd.	2,798	16,305
	Ezwel Co., Ltd.	1,332	12,342
	F&F Co., Ltd.	1,415	124,224
	Farmsco	1,528	5,662
*	Feelux Co., Ltd.	9,703	41,206
	Fila Holdings Corp.	12,999	371,647
	Fine Semitech Corp.	3,078	20,259
	Foosung Co., Ltd.	2,219	12,268
	Gabia, Inc.	1,667	19,761
*	GAEASOFT	3,435	27,567
*	Gamevil, Inc.	880	17,862
	Gemvaxlink Co., Ltd.	20,885	17,926
*	Genexine Co., Ltd.	1,135	61,524
	Geumhwa PSC Co., Ltd.	908	20,990
	Global Standard Technology Co., Ltd.	3,362	38,104
*	GNCO Co., Ltd.	18,648	21,713
	GOLFZON Co., Ltd.	722	31,726
	Golfzon Newdin Holdings Co., Ltd.	3,070	8,523
	Grand Korea Leisure Co., Ltd.	5,804	75,644
	Green Cross Cell Corp.	926	29,705
	Green Cross Corp.	662	80,853
	Green Cross Holdings Corp.	3,233	56,357
	GS Engineering & Construction Corp.	17,207	359,278
*	GS Global Corp.	8,402	12,249
	GS Holdings Corp.	13,782	433,656
	GS Home Shopping, Inc.	794	83,189
	GS Retail Co., Ltd.	7,228	225,214
	Gwangju Shinsegae Co., Ltd.	69	8,292
	HAESUNG DS Co., Ltd.	2,906	35,378
	Haimarrow Food Service Co., Ltd.	8,690	19,922
	Haitai Confectionery & Foods Co., Ltd.	2,093	12,168
	Halla Holdings Corp.	747	18,527
	Han Kuk Carbon Co., Ltd.	6,367	36,106
	Hana Financial Group, Inc.	26,820	612,247
	Hana Micron, Inc.	5,304	20,994
	Hana Tour Service, Inc.	1,165	40,671
*	Hanall Biopharma Co., Ltd.	3,594	71,707
*	Hancom, Inc.	4,340	44,800
	Handok, Inc.	789	14,547
	Handsome Co., Ltd.	3,509	70,798
*	Hanjin Heavy Industries & Construction Co., Ltd.	4,511	23,328
	Hanjin Kal Corp.	1,428	102,119
	Hanjin Transportation Co., Ltd.	1,150	43,675
	Hankook Shell Oil Co., Ltd.	154	33,189
	Hanmi Pharm Co., Ltd.	408	87,048
	Hanmi Science Co., Ltd.	1,155	27,190
	Hanmi Semiconductor Co., Ltd.	2,096	13,470
	HanmiGlobal Co., Ltd.	2,145	13,565
	Hanon Systems	23,708	178,587
	Hansae Co., Ltd.	3,607	35,528
	Hansae Yes24 Holdings Co., Ltd.	1,422	6,138
	Hanshin Construction	2,346	25,331

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co., Ltd.	2,927	$206,844
*	Hansol Holdings Co., Ltd.	10,383	25,564
	Hansol Paper Co., Ltd.	2,058	26,595
*	Hansol Technics Co., Ltd.	9,847	48,868
	Hanssem Co., Ltd.	989	59,325
*	Hanwha General Insurance Co., Ltd.	10,427	18,709
*	Hanwha Investment & Securities Co., Ltd.	36,473	53,283
	Hanwha Life Insurance Co., Ltd.	61,997	92,373
	Hanwha Solutions Corp.	16,588	198,525
	Hanyang Eng Co., Ltd.	4,035	33,317
	Hanyang Securities Co., Ltd.	2,979	15,388
	Harim Holdings Co., Ltd.	8,598	45,194
	HB Technology Co., Ltd.	20,026	39,494
	HDC Holdings Co., Ltd.	6,408	49,158
	HDC Hyundai Development Co. Engineering & Construction, Class E, Class E	10,706	165,492
*	Helixmith Co., Ltd.	1,886	103,031
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	18,088
	Hite Jinro Co., Ltd.	3,070	81,916
	Hitejinro Holdings Co., Ltd.	2,275	25,353
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	35,905
*	HLB Life Science Co., Ltd.	1,142	17,766
*	HLB, Inc.	1,573	123,338
*	HMM Co., Ltd.	5,519	16,397
*	HNT Electronics Co., Ltd.	471	742
*	Homecast Co., Ltd.	6,694	19,588
	Hotel Shilla Co., Ltd.	7,545	527,521
	HS Industries Co., Ltd.	11,008	74,362
*	HSD Engine Co., Ltd.	3,744	10,543
	Huchems Fine Chemical Corp.	5,130	74,011
*	Hugel, Inc.	249	78,124
*	Humax Co., Ltd.	3,727	10,472
	Humedix Co., Ltd.	967	15,884
*	Huneed Technologies	2,154	11,817
	Huons Co., Ltd.	1,038	41,429
	Huons Global Co., Ltd.	1,468	38,067
	Huvis Corp.	1,853	8,273
	Huvitz Co., Ltd.	2,931	18,646
	Hwaseung Enterprise Co., Ltd.	4,601	47,511
	HwaSung Industrial Co., Ltd.	2,547	19,059
	Hy-Lok Corp.	911	9,090
*	Hyosung Advanced Materials Corp.	1,036	69,703
	Hyosung Chemical Corp.	792	74,943
	Hyosung Corp.	1,624	92,961
	Hyosung TNC Co., Ltd.	663	70,985
*	Hyundai Bioscience Co., Ltd.	2,194	19,391
*	Hyundai Construction Equipment Co., Ltd.	4,448	67,360
	Hyundai Corp Holdings, Inc.	427	3,406
	Hyundai Corp.	1,332	16,039
	Hyundai Department Store Co., Ltd.	1,609	96,003
*	Hyundai Electric & Energy System Co., Ltd.	4,435	30,024
	Hyundai Elevator Co., Ltd.	3,320	169,708
	Hyundai Engineering & Construction Co., Ltd.	13,965	404,833
	Hyundai Greenfood Co., Ltd.	11,807	79,170
	Hyundai Heavy Industries Holdings Co., Ltd.	555	110,813
	Hyundai Home Shopping Network Corp.	1,226	72,443
	Hyundai Hy Communications & Networks Co., Ltd.	10,819	36,535
	Hyundai Livart Furniture Co., Ltd.	3,789	36,306
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	477,308

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mipo Dockyard Co., Ltd.	4,631	$117,159
	Hyundai Mobis Co., Ltd.	4,765	673,677
	Hyundai Motor Co.	5,792	447,678
	Hyundai Motor Securities Co., Ltd.	3,975	28,783
	Hyundai Pharmaceutical Co., Ltd.	6,573	25,040
#*	Hyundai Rotem Co., Ltd.	12,522	185,831
	Hyundai Steel Co.	7,655	136,151
	Hyundai Wia Corp.	1,982	53,697
	HyVision System, Inc.	2,448	16,935
*	iA, Inc.	55,879	17,850
	ICD Co., Ltd.	2,404	30,542
	IDIS Holdings Co., Ltd.	952	10,874
*	IHQ, Inc.	11,736	15,008
*	Il Dong Pharmaceutical Co., Ltd.	1,856	19,784
	Iljin Holdings Co., Ltd.	3,921	12,009
	Ilshin Spinning Co., Ltd.	139	6,363
*	Ilshin Stone Co., Ltd.	10,080	20,657
	Ilsung Pharmaceuticals Co., Ltd.	190	14,106
	Ilyang Pharmaceutical Co., Ltd.	1,351	36,421
	iMarketKorea, Inc.	5,701	47,317
	InBody Co., Ltd.	1,637	25,267
	Industrial Bank of Korea	19,945	129,929
	Innocean Worldwide, Inc.	2,176	104,179
	InnoWireless, Inc.	369	15,183
*	Inscobee, Inc.	5,576	12,993
	Intellian Technologies, Inc.	1,401	23,962
	Intelligent Digital Integrated Security Co., Ltd.	826	14,122
*	Interflex Co., Ltd.	2,338	19,315
	Interojo Co., Ltd.	504	9,602
	INTOPS Co., Ltd.	2,082	18,744
	IS Dongseo Co., Ltd.	1,517	31,741
	ISC Co., Ltd.	1,555	12,969
	i-SENS, Inc.	790	15,290
	ISU Chemical Co., Ltd.	1,704	16,436
	IsuPetasys Co., Ltd.	6,314	17,392
	It’s Hanbul Co., Ltd.	364	4,469
*	Jahwa Electronics Co., Ltd.	1,170	7,031
	JASTECH, Ltd.	1,874	14,506
*	Jayjun Cosmetic Co., Ltd.	1,144	2,748
	JB Financial Group Co., Ltd.	26,941	107,312
	Jcontentree Corp.	1,218	35,081
*	Jejuair Co., Ltd.	1,238	20,867
	Jinsung T.E.C	1,739	8,255
	JLS Co., Ltd.	1,866	9,847
	Jusung Engineering Co., Ltd.	9,936	44,217
	JVM Co., Ltd.	719	14,580
	JW Holdings Corp.	3,355	13,691
	JW Life Science Corp.	508	6,510
	JW Pharmaceutical Corp.	572	13,789
	JW Shinyak Corp.	5,197	19,790
	JYP Entertainment Corp.	5,005	85,065
	Kakao Corp.	2,245	339,262
	Kangnam Jevisco Co., Ltd.	731	10,504
	Kangwon Land, Inc.	12,679	262,040
	KAON Media Co., Ltd.	2,998	14,538
	KB Financial Group, Inc.	32,413	927,378
	KB Financial Group, Inc., ADR	434	12,213
	KC Co., Ltd.	2,179	24,738
	KCC Corp.	280	38,153

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KCC Glass Corp.	263	$6,237
	KCI, Ltd.	1,125	8,987
*	KEC Corp.	10,697	6,731
	KEPCO Engineering & Construction Co., Inc.	3,047	42,298
	KEPCO Plant Service & Engineering Co., Ltd.	9,588	256,200
*	KEYEAST Co., Ltd.	25,321	55,382
	KG Eco Technology Service Co., Ltd.	3,672	12,284
	Kginicis Co., Ltd.	2,572	46,490
	KGMobilians Co., Ltd.	2,100	12,959
	Kia Motors Corp.	35,521	867,590
	KINX, Inc.	659	33,438
	KISCO Corp.	2,079	6,705
	KISWIRE, Ltd.	2,019	23,899
*	Kiwi Media Group Co., Ltd.	59,412	2,743
	KIWOOM Securities Co., Ltd.	2,891	177,487
*	KMW Co., Ltd.	5,751	286,507
	Koh Young Technology, Inc.	1,609	107,285
	Kolmar BNH Co., Ltd.	2,452	58,068
	Kolmar Korea Co., Ltd.	1,388	48,465
	Kolmar Korea Holdings Co., Ltd.	2,189	39,437
	Kolon Corp.	491	7,092
	Kolon Industries, Inc.	6,283	159,181
	KoMiCo, Ltd.	1,679	34,304
*	Komipharm International Co., Ltd.	2,687	43,366
	Korea Alcohol Industrial Co., Ltd.	3,300	43,104
	Korea Asset In Trust Co., Ltd.	4,076	8,111
	Korea Autoglass Corp.	2,210	24,157
*	Korea Circuit Co., Ltd.	2,289	14,887
	Korea Electric Terminal Co., Ltd.	1,133	26,673
	Korea Gas Corp.	6,080	134,286
*	Korea Information & Communications Co., Ltd.	2,687	18,000
	Korea Investment Holdings Co., Ltd.	8,712	360,688
	Korea Petrochemical Ind Co., Ltd.	915	106,123
	Korea Real Estate Investment & Trust Co., Ltd.	12,529	19,358
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,278	222,357
	Korea United Pharm, Inc.	1,070	15,513
	Korea Zinc Co., Ltd.	552	175,444
	Korean Reinsurance Co.	22,283	154,076
	Kortek Corp.	1,790	14,151
	KPX Chemical Co., Ltd.	576	22,989
*	KT Hitel Co., Ltd.	2,674	12,343
	KT Skylife Co., Ltd.	6,097	39,656
	KTB Investment & Securities Co., Ltd.	4,113	8,698
	Kukdo Chemical Co., Ltd.	729	24,983
	Kumho Industrial Co., Ltd.	5,800	38,534
	Kumho Petrochemical Co., Ltd.	4,660	293,870
*	Kumho Tire Co., Inc.	13,666	34,448
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	53,519
	Kyeryong Construction Industrial Co., Ltd.	1,100	14,527
	Kyobo Securities Co., Ltd.	2,422	14,400
	Kyongbo Pharmaceutical Co., Ltd.	1,775	11,259
	Kyung Dong Navien Co., Ltd.	721	21,147
	Kyungbang Co., Ltd.	3,048	25,067
	Kyungdong Pharm Co., Ltd.	3,349	22,763
	Kyung-In Synthetic Corp.	8,465	48,524
	L&F Co., Ltd.	1,034	16,331
	LB Semicon, Inc.	6,010	35,493
	LEENO Industrial, Inc.	1,684	123,789
*	LegoChem Biosciences, Inc.	579	23,211

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	5,047	$54,517
	LG Chem, Ltd.	2,452	761,869
	LG Corp.	4,887	248,672
	LG Electronics, Inc.	28,529	1,283,950
	LG Hausys, Ltd.	1,695	72,111
	LG HelloVision Co., Ltd.	6,102	22,605
	LG Household & Health Care, Ltd.	1,339	1,518,420
	LG Innotek Co., Ltd.	4,044	438,137
	LG Uplus Corp.	33,336	366,065
*	LIS Co., Ltd.	1,006	5,572
	LMS Co., Ltd.	1,448	12,698
*	Lock & Lock Co., Ltd.	2,021	18,369
*	LOT Vacuum Co., Ltd.	3,657	27,953
	Lotte Chemical Corp.	1,833	325,734
	Lotte Chilsung Beverage Co., Ltd.	845	75,803
	Lotte Confectionery Co., Ltd.	360	37,938
	Lotte Corp.	5,225	172,489
	LOTTE Fine Chemical Co., Ltd.	3,680	118,207
	LOTTE Himart Co., Ltd.	1,375	30,343
*	Lotte Non-Life Insurance Co., Ltd.	13,922	18,733
	Lotte Shopping Co., Ltd.	1,858	152,156
*	Lotte Tour Development Co., Ltd.	2,935	27,726
	LS Corp.	3,502	108,203
	LS Electric Co., Ltd.	3,622	116,641
*	Lumens Co., Ltd.	6,480	9,457
*	Lutronic Corp.	2,064	9,132
*	LVMC Holdings	8,113	33,133
	Macquarie Korea Infrastructure Fund	42,941	403,599
*	Macrogen, Inc.	591	16,700
	Maeil Dairies Co., Ltd.	760	50,211
	Maeil Holdings Co., Ltd.	1,193	8,473
	Mando Corp.	5,159	100,658
	Mcnex Co., Ltd.	1,910	46,589
*	ME2ON Co., Ltd.	3,372	15,818
*	Medipost Co., Ltd.	1,643	35,630
	Medy-Tox, Inc.	1,013	96,477
	Meerecompany, Inc.	202	4,467
	MegaStudy Co., Ltd.	2,286	19,382
	MegaStudyEdu Co., Ltd.	892	32,938
	Meritz Financial Group, Inc.	8,625	69,901
	Meritz Fire & Marine Insurance Co., Ltd.	15,494	176,241
	Meritz Securities Co., Ltd.	73,522	197,902
*	Mezzion Pharma Co., Ltd.	419	53,679
	MiCo, Ltd.	6,995	51,456
	Minwise Co., Ltd.	940	11,055
	Mirae Asset Daewoo Co., Ltd.	32,940	151,853
	Mirae Asset Life Insurance Co., Ltd.	15,213	45,203
	Miwon Commercial Co., Ltd.	411	20,772
	Miwon Specialty Chemical Co., Ltd.	430	26,921
	MK Electron Co., Ltd.	3,608	19,325
	Modetour Network, Inc.	916	9,848
	Moorim P&P Co., Ltd.	4,923	13,676
	Motonic Corp.	2,192	12,986
	MS Autotech Co., Ltd.	4,134	18,389
*	Muhak Co., Ltd.	2,049	10,744
	Multicampus Co., Ltd.	382	9,889
	Nam Hwa Construction Co., Ltd.	1,565	18,677
	Namhae Chemical Corp.	6,272	40,294
*	Namuga Co., Ltd.	738	8,545

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namyang Dairy Products Co., Ltd.	94	$24,915
	Nasmedia Co., Ltd.	1,537	36,438
*	Naturecell Co., Ltd.	4,222	38,355
	NAVER Corp.	6,678	1,082,708
	NCSoft Corp.	1,248	661,252
*	NDFOS Co., Ltd.	3,492	11,290
	NeoPharm Co., Ltd.	1,312	33,217
*	Neowiz	1,979	28,366
	NEOWIZ HOLDINGS Corp.	920	10,798
	NEPES Corp.	3,106	74,172
*	Netmarble Corp.	1,287	101,140
*	Neuros Co., Ltd.	6,774	14,284
*	New Power Plasma Co., Ltd.	10,070	25,350
	Nexen Corp.	4,007	15,582
	Nexen Tire Corp.	4,735	22,305
	NH Investment & Securities Co., Ltd.	40,221	320,069
*	NHN Corp.	1,803	112,899
	NHN KCP Corp.	4,276	135,600
	Nice Information & Telecommunication, Inc.	1,324	32,293
	NICE Information Service Co., Ltd.	11,237	162,056
	NICE Total Cash Management Co., Ltd.	8,837	43,533
	Nong Shim Holdings Co., Ltd.	454	27,770
	Nong Woo Bio Co., Ltd.	1,061	8,975
	NongShim Co., Ltd.	529	128,234
	NOROO Paint & Coatings Co., Ltd.	2,414	15,306
	NS Shopping Co., Ltd.	5,423	34,474
*	OCI Co., Ltd.	2,146	70,427
	OptoElectronics Solutions Co., Ltd.	1,334	42,980
	OPTRON-TEC, Inc.	9,142	36,135
	Orion Holdings Corp.	5,970	69,247
*	OSANGJAIEL Co., Ltd.	3,222	32,502
*	Osstem Implant Co., Ltd.	1,972	53,190
	Ottogi Corp.	182	81,392
	Pan-Pacific Co., Ltd.	4,645	8,384
	Park Systems Corp.	894	26,953
	Partron Co., Ltd.	11,262	74,605
*	Pearl Abyss Corp.	1,324	209,416
	Pharma Research Products Co., Ltd.	898	31,271
*	Pharmicell Co., Ltd.	2,810	43,833
*	PNE Solution Co., Ltd.	1,745	18,747
	POSCO Chemical Co., Ltd.	2,623	112,114
	Posco ICT Co., Ltd.	6,222	22,603
	Posco M-Tech Co., Ltd.	5,805	18,692
	Power Logics Co., Ltd.	5,517	31,201
	Protec Co., Ltd.	1,501	17,582
	PSK, Inc.	647	9,955
	Pulmuone Co., Ltd.	4,595	45,794
	Pyeong Hwa Automotive Co., Ltd.	1,198	6,606
*	Redrover Co., Ltd.	12,390	2,326
	RFHIC Corp.	1,696	53,493
	S Net Systems, Inc.	3,146	17,091
	S&S Tech Corp.	1,988	34,162
	S&T Dynamics Co., Ltd.	758	3,394
	S&T Holdings Co., Ltd.	1,335	15,658
	S&T Motiv Co., Ltd.	1,920	56,870
	S-1 Corp.	4,188	297,931
	Sajo Industries Co., Ltd.	228	5,975
	Sajodaerim Corp.	1,111	13,027
	Sam Chun Dang Pharm Co., Ltd.	1,418	35,769

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Young Electronics Co., Ltd.	1,482	$8,881
	Sam Yung Trading Co., Ltd.	1,958	21,802
*	Sambon Electronics Co., Ltd.	13,460	17,778
*	Sambu Engineering & Construction Co., Ltd.	18,831	12,117
	Samho Development Co., Ltd.	5,403	22,427
	Samho International Co., Ltd.	1,190	22,019
	Samick Musical Instruments Co., Ltd.	11,471	13,716
	Samick THK Co., Ltd.	1,425	13,464
	Samjin Pharmaceutical Co., Ltd.	2,982	62,153
	Samkwang Glass Co., Ltd.	884	21,182
	Sammok S-Form Co., Ltd.	1,045	6,209
*	Samsung Biologics Co., Ltd.	341	162,890
	Samsung C&T Corp.	7,221	632,301
	Samsung Card Co., Ltd.	3,276	81,003
	Samsung Electro-Mechanics Co., Ltd.	7,977	745,777
	Samsung Electronics Co., Ltd.	264,114	10,859,714
	Samsung Electronics Co., Ltd. 796050888, GDR	3,225	3,363,675
	Samsung Electronics Co., Ltd. US7960508882, GDR	2,910	3,023,873
*	Samsung Engineering Co., Ltd.	47,719	450,374
	Samsung Fire & Marine Insurance Co., Ltd.	7,328	1,149,267
*	Samsung Heavy Industries Co., Ltd.	79,082	277,984
	Samsung Life Insurance Co., Ltd.	6,258	253,791
*	Samsung Pharmaceutical Co., Ltd.	7,394	24,269
	Samsung SDI Co., Ltd.	1,826	431,367
	Samsung SDS Co., Ltd.	4,178	557,359
	Samsung Securities Co., Ltd.	13,228	327,768
	SAMT Co., Ltd.	10,436	16,944
	Samwha Capacitor Co., Ltd.	256	10,237
	Samyang Corp.	527	17,094
	Samyang Foods Co., Ltd.	544	44,884
	Samyang Tongsang Co., Ltd.	207	9,149
	Sang-A Frontec Co., Ltd.	1,772	19,598
	Sangsangin Co., Ltd.	4,749	30,601
	Sangsin Energy Display Precision Co., Ltd.	2,574	12,865
	SaraminHR Co., Ltd.	1,565	32,696
*	SBS Media Holdings Co., Ltd.	6,667	10,494
#*	SBW	54,855	42,977
*	S-Connect Co., Ltd.	21,450	36,209
*	SDN Co., Ltd.	14,673	27,227
	Seah Besteel Corp.	2,272	17,365
	SeAH Steel Corp.	130	4,243
	SeAH Steel Holdings Corp.	145	3,437
	Sebang Co., Ltd.	2,031	15,638
	Sebang Global Battery Co., Ltd.	743	17,636
#	Seegene, Inc.	2,470	186,035
*	Sejong Telecom, Inc.	33,195	9,516
	Sekonix Co., Ltd.	2,406	9,449
	Seohan Co., Ltd.	13,295	11,123
	Seohee Construction Co., Ltd.	40,458	34,694
	Seojin System Co., Ltd.	1,871	40,477
*	Seoul Auction Co., Ltd.	4,388	16,027
	Seoul Semiconductor Co., Ltd.	6,391	69,407
	Seoyon E-Hwa Co., Ltd.	2,472	7,121
*	Sewon Cellontech Co., Ltd.	11,381	24,261
	SFA Engineering Corp.	5,176	149,214
*	SFA Semicon Co., Ltd.	18,337	79,172
*	SG Corp.	15,759	8,681
*	Shin Poong Pharmaceutical Co., Ltd.	3,328	45,422
	Shindaeyang Paper Co., Ltd.	456	22,862

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinhan Financial Group Co., Ltd.	38,546	$977,236
	Shinil Electronics Co., Ltd.	19,312	30,860
	Shinsegae Engineering & Construction Co., Ltd.	601	12,067
	Shinsegae Food Co., Ltd.	478	23,815
	Shinsegae Information & Communication Co., Ltd.	235	21,843
	Shinsegae International, Inc.	489	87,465
	Shinsegae, Inc.	1,541	334,311
*	Shinsung E&G Co., Ltd.	13,700	9,863
	Shinwha Intertek Corp.	4,515	8,963
*	Shinwon Corp.	11,931	16,231
	Shinyoung Securities Co., Ltd.	961	36,314
	SHOWBOX Corp.	4,087	9,675
	Silicon Works Co., Ltd.	2,409	59,662
	Silla Co., Ltd.	817	6,852
	SIMMTECH Co., Ltd.	3,119	24,416
	SIMPAC, Inc.	4,358	8,280
	Sindoh Co., Ltd.	1,876	42,523
	SK Bioland Co., Ltd.	797	15,691
	SK Chemicals Co., Ltd.	1,427	90,798
	SK D&D Co., Ltd.	1,070	21,433
	SK Discovery Co., Ltd.	4,058	84,133
	SK Gas, Ltd.	472	29,794
	SK Hynix, Inc.	48,104	3,310,399
	SK Materials Co., Ltd.	444	57,593
*	SK Rent A Car Co., Ltd.	2,078	15,792
	SK Securities Co., Ltd.	104,448	55,491
#	SK Telecom Co., Ltd., Sponsored ADR	3,290	62,938
	SK Telecom Co., Ltd.	270	46,927
	SKC Co., Ltd.	2,772	113,109
#*	SKC Solmics Co., Ltd.	6,466	15,547
	SKCKOLONPI, Inc.	2,188	59,228
	SL Corp.	3,157	34,495
*	SM Entertainment Co., Ltd.	2,554	58,408
*	S-MAC Co., Ltd.	41,572	45,128
	SMCore, Inc.	2,660	17,139
	S-Oil Corp.	3,379	194,005
*	Solid, Inc.	7,191	33,662
	Songwon Industrial Co., Ltd.	3,410	40,344
	Soulbrain Co., Ltd.	3,921	235,996
	SPC Samlip Co., Ltd.	1,041	61,228
	SPG Co., Ltd.	2,484	10,794
	Spigen Korea Co., Ltd.	385	13,758
*	Ssangyong Motor Co.	4,748	6,071
*	ST Pharm Co., Ltd.	1,487	40,136
*	SundayToz Corp.	1,821	28,294
	Sung Kwang Bend Co., Ltd.	3,027	15,671
	Sungwoo Hitech Co., Ltd.	11,092	26,829
*	Suprema, Inc.	1,181	33,344
*	Synopex, Inc.	18,063	39,664
	Taekwang Industrial Co., Ltd.	109	71,594
*	Taewoong Co., Ltd.	1,299	6,169
	Taeyoung Engineering & Construction Co., Ltd.	6,900	81,756
*	Taihan Electric Wire Co., Ltd.	40,277	21,253
*	Taihan Fiberoptics Co., Ltd.	14,633	39,765
*	Taihan Textile Co., Ltd.	153	2,472
	TechWing, Inc.	1,557	19,556
*	Telcon RF Pharmaceutical, Inc.	5,341	21,893
	Telechips, Inc.	2,858	19,781
	TES Co., Ltd.	818	13,420

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Theragen Etex Co., Ltd.	1,688	$14,945
*	TK Chemical Corp.	10,591	18,838
	TK Corp.	3,643	21,592
*	TOBESOFT Co., Ltd.	4,351	7,303
	Tokai Carbon Korea Co., Ltd.	1,113	65,981
	Tongyang Life Insurance Co., Ltd.	7,227	17,570
	Tongyang, Inc.	55,572	57,244
	Top Engineering Co., Ltd.	3,123	23,329
	Toptec Co., Ltd.	5,471	92,258
	Tovis Co., Ltd.	4,782	27,926
	TS Corp.	733	10,816
	Ubiquoss, Inc.	605	14,309
*	Uni-Chem Co., Ltd.	8,018	10,382
	Unid Co., Ltd.	743	26,372
	Union Semiconductor Equipment & Materials Co., Ltd.	3,544	14,456
	Uniquest Corp.	2,210	11,336
	UniTest, Inc.	4,214	44,578
	UTI, Inc.	1,748	26,079
	Value Added Technology Co., Ltd.	1,700	35,530
*	Viatron Technologies, Inc.	2,400	14,209
*	Vidente Co., Ltd.	4,753	25,751
	Vieworks Co., Ltd.	1,669	48,296
*	VT GMP Co., Ltd.	6,547	58,123
*	Webzen, Inc.	1,970	26,922
	Wemade Co., Ltd.	992	19,458
	Whanin Pharmaceutical Co., Ltd.	3,397	41,295
	Winix, Inc.	1,327	20,285
	WiSoL Co., Ltd.	3,340	28,403
*	Wonik Holdings Co., Ltd.	10,865	33,832
*	WONIK IPS Co., Ltd.	2,983	68,141
	Wonik Materials Co., Ltd.	1,057	20,924
*	Woori Financial Group, Inc., Sponsored ADR	4,929	101,833
	Woori Financial Group, Inc.	21,029	145,635
*	Woori Investment Bank Co., Ltd.	33,322	15,937
*	Woori Technology Investment Co., Ltd.	9,632	20,335
*	Wooridul Pharmaceutical, Ltd.	3,336	18,267
	Woory Industrial Co., Ltd.	676	10,020
*	Woosu AMS Co., Ltd.	5,489	18,418
*	Woowon Development Co., Ltd.	2,373	13,765
	Worldex Industry & Trading Co., Ltd.	2,869	16,303
	Y G-1 Co., Ltd.	3,071	12,399
	Yesco Holdings Co., Ltd.	736	20,743
*	YG Entertainment, Inc.	1,968	48,011
*	YMC Co., Ltd.	3,691	30,602
	Yonwoo Co., Ltd.	553	8,745
	Youlchon Chemical Co., Ltd.	1,226	15,196
	Young Poong Corp.	119	51,101
	Young Poong Precision Corp.	1,490	8,237
	Youngone Corp.	4,777	107,095
	Youngone Holdings Co., Ltd.	1,151	38,872
*	Yuanta Securities Korea Co., Ltd.	27,085	57,408
	Yuhan Corp.	2,780	108,004
*	Yuyang DNU Co., Ltd.	6,288	6,296
	Zeus Co., Ltd.	1,058	8,326

TOTAL SOUTH KOREA			73,451,366

TAIWAN — (16.9%)
	Aaeon Technology, Inc.	12,000	26,030
	Ability Enterprise Co., Ltd.	47,000	19,337

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ability Opto-Electronics Technology Co., Ltd.	10,200	$11,537
	AcBel Polytech, Inc.	111,000	77,064
	Accton Technology Corp.	121,000	877,137
	Acer, Inc.	829,000	458,972
	ACES Electronic Co., Ltd.	24,000	19,701
	Acter Group Corp., Ltd.	7,450	53,260
	Actron Technology Corp.	8,196	24,036
	A-DATA Technology Co., Ltd.	27,000	51,101
	Addcn Technology Co., Ltd.	6,000	43,628
	Advanced Ceramic X Corp.	8,000	83,366
	Advanced International Multitech Co., Ltd.	14,000	15,433
*	Advanced Optoelectronic Technology, Inc.	36,000	20,491
	Advanced Wireless Semiconductor Co.	11,583	34,865
	Advancetek Enterprise Co., Ltd.	56,000	32,570
	Advantech Co., Ltd.	42,000	397,248
	Aerospace Industrial Development Corp.	85,000	81,629
*	AGV Products Corp.	52,000	12,483
	Airtac International Group	22,000	421,592
	Alchip Technologies, Ltd.	5,000	48,681
*	ALI Corp.	35,632	18,307
	All Ring Tech Co., Ltd.	14,000	19,368
	Allied Circuit Co., Ltd.	5,000	27,471
	Allis Electric Co., Ltd.	45,320	29,427
	Alltek Technology Corp.	51,000	32,807
	Alltop Technology Co., Ltd.	16,000	48,735
	Alpha Networks, Inc.	129,000	95,121
	Altek Corp.	72,000	46,713
	Amazing Microelectronic Corp.	10,595	30,496
	Ampire Co., Ltd.	16,000	11,163
	AMPOC Far-East Co., Ltd.	22,000	21,383
*	AmTRAN Technology Co., Ltd.	161,000	41,346
	Anpec Electronics Corp.	16,000	36,009
	Apac Opto Electronics, Inc.	28,000	34,667
	Apacer Technology, Inc.	31,000	48,745
	APCB, Inc.	35,000	25,778
	Apex International Co., Ltd.	23,000	43,073
*	Apex Science & Engineering	30,000	11,033
	Apogee Optocom Co., Ltd.	4,000	19,280
	Arcadyan Technology Corp.	25,805	69,471
	Argosy Research, Inc.	13,000	41,611
	ASE Technology Holding Co., Ltd., ADR	9,375	40,781
	ASE Technology Holding Co., Ltd.	590,000	1,314,350
	Asia Cement Corp.	75,000	110,183
	Asia Optical Co., Inc.	50,000	120,396
*	Asia Pacific Telecom Co., Ltd.	258,464	59,355
	Asia Polymer Corp.	84,310	48,485
	Asia Tech Image, Inc.	9,000	15,940
	Asia Vital Components Co., Ltd.	60,000	81,159
	ASMedia Technology, Inc.	6,000	166,698
	ASPEED Technology, Inc.	5,000	197,721
	Asustek Computer, Inc.	150,000	1,013,946
	Aten International Co., Ltd.	12,000	36,915
	Audix Corp.	21,000	28,582
	AURAS Technology Co., Ltd.	9,000	51,782
	Aurora Corp.	9,000	27,127
	Avalue Technology, Inc.	10,000	23,304
	AVY Precision Technology, Inc.	22,567	18,813
	Axiomtek Co., Ltd.	20,000	36,477
	Bank of Kaohsiung Co., Ltd.	112,097	35,873

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	27,000	$38,259
	BenQ Materials Corp.	66,000	37,652
	BES Engineering Corp.	258,000	61,448
	Bin Chuan Enterprise Co., Ltd.	15,000	12,149
	Bionime Corp.	6,000	13,587
*	Biostar Microtech International Corp.	55,000	18,301
	Bioteque Corp.	10,000	37,985
	Bizlink Holding, Inc.	26,000	169,406
*	Boardtek Electronics Corp.	24,000	15,628
	Bright Led Electronics Corp.	27,000	13,541
	Brighton-Best International Taiwan, Inc.	65,000	56,250
	Brogent Technologies, Inc.	5,000	19,758
	Browave Corp.	27,000	34,894
	C Sun Manufacturing, Ltd.	25,000	23,656
*	Cameo Communications, Inc.	38,000	8,421
	Capital Futures Corp.	17,312	22,828
	Capital Securities Corp.	249,060	81,936
	Career Technology MFG. Co., Ltd.	81,480	76,683
	Casetek Holdings, Ltd.	46,000	71,838
#	Caswell, Inc.	8,000	35,615
	Catcher Technology Co., Ltd.	103,000	780,173
	Cathay Financial Holding Co., Ltd.	526,658	702,729
	Cathay Real Estate Development Co., Ltd.	190,000	125,738
	Cayman Engley Industrial Co., Ltd.	4,000	8,415
	Celxpert Energy Corp.	11,000	10,416
	Center Laboratories, Inc.	13,259	21,294
	Central Reinsurance Co., Ltd.	40,000	24,618
	Chailease Holding Co., Ltd.	202,185	768,174
	ChainQui Construction Development Co., Ltd.	17,000	12,149
	Chang Hwa Commercial Bank, Ltd.	226,748	148,277
	Chang Wah Electromaterials, Inc.	4,000	21,562
	Chang Wah Technology Co., Ltd.	20,000	20,025
	Channel Well Technology Co., Ltd.	44,000	34,283
	Chaun-Choung Technology Corp.	6,000	50,142
	CHC Healthcare Group	26,000	31,307
	Chen Full International Co., Ltd.	13,000	15,037
	Chenbro Micom Co., Ltd.	20,000	60,634
	Cheng Loong Corp.	254,000	180,724
*	Cheng Mei Materials Technology Corp.	62,000	14,624
	Cheng Shin Rubber Industry Co., Ltd.	31,000	35,638
	Cheng Uei Precision Industry Co., Ltd.	70,000	89,360
	Chia Chang Co., Ltd.	34,000	37,580
	Chicony Electronics Co., Ltd.	160,185	451,214
	Chicony Power Technology Co., Ltd.	24,055	47,002
	Chieftek Precision Co., Ltd.	8,800	26,506
	Chilisin Electronics Corp.	47,979	168,719
	China Airlines, Ltd.	261,000	72,029
	China Bills Finance Corp.	199,000	97,795
	China Chemical & Pharmaceutical Co., Ltd.	76,000	53,977
	China Development Financial Holding Corp.	1,250,000	378,210
	China Electric Manufacturing Corp.	71,000	30,588
	China General Plastics Corp.	100,655	61,110
*	China Life Insurance Co., Ltd.	723,851	494,260
	China Man-Made Fiber Corp.	251,220	54,585
	China Metal Products	34,000	28,722
	China Motor Corp.	59,200	62,819
	China Steel Chemical Corp.	44,000	154,726
	China Steel Corp.	272,000	182,177
	China Wire & Cable Co., Ltd.	21,000	19,494

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co., Ltd.	20,000	$17,575
	Chin-Poon Industrial Co., Ltd.	86,000	73,827
	Chipbond Technology Corp.	122,000	229,665
	ChipMOS Techinologies, Inc.	93,000	95,061
	ChipMOS Technologies, Inc., ADR	2,254	45,078
	Chlitina Holding, Ltd.	16,000	104,998
	Chong Hong Construction Co., Ltd.	27,000	74,336
	Chroma ATE, Inc.	54,000	248,836
	Chun Yuan Steel Industry Co., Ltd.	50,000	15,838
	Chung Hsin Electric & Machinery Manufacturing Corp.	80,000	67,647
	Chung Hung Steel Corp.	144,000	37,415
	Chung Hwa Food Industrial Co., Ltd.	5,000	14,498
	Chung Hwa Pulp Corp.	38,000	9,694
	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,627	207,130
	Chunghwa Telecom Co., Ltd.	74,000	271,980
*	Chuwa Wool Industry Co., Taiwan Ltd.	11,000	13,516
	Clevo Co.	108,000	118,932
*	CMC Magnetics Corp.	289,827	76,063
	Compal Electronics, Inc.	1,386,000	883,566
	Compeq Manufacturing Co., Ltd.	111,000	146,830
*	Concord Securities Co., Ltd.	46,350	10,846
	Concraft Holding Co., Ltd.	9,454	40,217
	Continental Holdings Corp.	77,000	28,488
	Contrel Technology Co., Ltd.	38,000	18,757
	Coremax Corp.	17,000	35,999
	Coretronic Corp.	128,000	136,389
	Co-Tech Development Corp.	25,000	33,366
	Cowealth Medical Holding Co., Ltd.	9,000	9,303
	Coxon Precise Industrial Co., Ltd.	18,000	7,352
	Creative Sensor, Inc.	15,000	9,218
*	CSBC Corp. Taiwan	60,750	44,595
	CTBC Financial Holding Co., Ltd.	1,543,000	1,028,244
	CTCI Corp.	93,000	102,823
	Cub Elecparts, Inc.	11,517	54,687
	CviLux Corp.	12,000	9,592
	Cyberlink Corp.	7,000	26,968
	CyberPower Systems, Inc.	8,000	22,299
	CyberTAN Technology, Inc.	73,000	36,247
	Cypress Technology Co., Ltd.	7,000	17,722
	DA CIN Construction Co., Ltd.	73,000	52,468
	Dadi Early-Childhood Education Group, Ltd.	7,500	47,926
	Dafeng TV, Ltd.	10,000	13,991
	Darfon Electronics Corp.	38,000	47,205
	Darwin Precisions Corp.	63,000	24,663
	Daxin Materials Corp.	18,000	51,133
	De Licacy Industrial Co., Ltd.	54,017	38,354
	Delta Electronics, Inc.	143,000	666,981
	Depo Auto Parts Ind Co., Ltd.	22,000	34,462
	Dimerco Data System Corp.	12,000	18,128
	Dimerco Express Corp.	53,000	44,214
	D-Link Corp.	207,000	84,113
	Draytek Corp.	13,000	11,979
	Dyaco International, Inc.	10,000	12,569
*	Dynamic Electronics Co., Ltd.	89,000	56,906
	Dynapack International Technology Corp.	24,000	57,137
	E&REngineering Corp.	11,221	12,872
	E Ink Holdings, Inc.	182,000	187,645
	E.Sun Financial Holding Co., Ltd.	626,214	568,972
	Eastern Media International Corp.	165,000	72,829

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eclat Textile Co., Ltd.	25,000	$249,584
	Edom Technology Co., Ltd.	25,000	13,792
	eGalax_eMPIA Technology, Inc.	4,000	6,449
	Egis Technology, Inc.	24,000	152,145
	Elan Microelectronics Corp.	58,100	186,628
	E-LIFE MALL Corp.	20,000	45,020
	Elite Advanced Laser Corp.	15,600	36,772
	Elite Material Co., Ltd.	61,000	263,630
	Elite Semiconductor Memory Technology, Inc.	54,000	73,731
*	Elitegroup Computer Systems Co., Ltd.	88,000	32,064
	eMemory Technology, Inc.	13,000	122,253
	Emerging Display Technologies Corp.	44,000	27,572
	Ennoconn Corp.	8,124	52,567
	EnTie Commercial Bank Co., Ltd.	103,000	50,550
	Eson Precision Ind. Co., Ltd.	17,000	16,870
	Eternal Materials Co., Ltd.	143,920	129,044
*	Etron Technology, Inc.	115,000	25,415
	Eurocharm Holdings Co., Ltd.	4,000	13,134
*	Everest Textile Co., Ltd.	29,580	7,495
	Evergreen International Storage & Transport Corp.	32,000	14,151
	Everlight Chemical Industrial Corp.	165,000	77,749
	Everlight Electronics Co., Ltd.	87,000	94,358
	Excellence Opto, Inc.	34,000	21,674
	Excelsior Medical Co., Ltd.	29,141	52,620
	Far Eastern Department Stores, Ltd.	192,000	148,430
	Far Eastern International Bank	269,738	96,000
	Far Eastern New Century Corp.	231,000	200,593
	Far EasTone Telecommunications Co., Ltd.	95,000	211,591
	Faraday Technology Corp.	54,000	77,634
	Farglory F T Z Investment Holding Co., Ltd.	25,000	18,557
	Farglory Land Development Co., Ltd.	77,000	110,502
*	Federal Corp.	34,000	18,655
	Feedback Technology Corp.	5,000	8,445
	Feng Hsin Steel Co., Ltd.	32,000	55,943
	Feng TAY Enterprise Co., Ltd.	37,000	210,499
	Firich Enterprises Co., Ltd.	9,000	8,651
	First Financial Holding Co., Ltd.	597,259	439,865
	First Hi-Tec Enterprise Co., Ltd.	13,000	18,196
	First Hotel	33,000	14,547
	First Insurance Co., Ltd. (The)	26,000	12,293
	First Steamship Co., Ltd.	49,000	16,828
	FLEXium Interconnect, Inc.	57,000	205,142
	Flytech Technology Co., Ltd.	26,000	59,503
	FocalTech Systems Co., Ltd.	65,000	69,842
	FOCI Fiber Optic Communications, Inc.	19,000	16,422
	Formosa Advanced Technologies Co., Ltd.	44,000	55,173
	Formosa Chemicals & Fibre Corp.	84,000	212,774
	Formosa International Hotels Corp.	7,000	33,026
	Formosa Laboratories, Inc.	30,634	51,349
	Formosa Oilseed Processing Co., Ltd.	18,000	23,488
	Formosa Petrochemical Corp.	19,000	57,006
	Formosa Plastics Corp.	99,000	290,589
	Formosan Rubber Group, Inc.	59,000	35,496
	Formosan Union Chemical	115,000	48,876
	Fortune Electric Co., Ltd.	28,000	24,828
	Founding Construction & Development Co., Ltd.	21,000	10,999
	Foxconn Technology Co., Ltd.	163,000	312,975
	Foxsemicon Integrated Technology, Inc.	14,150	77,072
	FSP Technology, Inc.	40,000	32,557

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fubon Financial Holding Co., Ltd.	554,000	$783,344
	Fulgent Sun International Holding Co., Ltd.	18,307	59,307
	Fullerton Technology Co., Ltd.	17,000	10,538
	G Shank Enterprise Co., Ltd.	34,000	23,168
	Gallant Precision Machining Co., Ltd.	30,000	18,439
	Gamania Digital Entertainment Co., Ltd.	17,000	29,998
	GCS Holdings, Inc.	20,000	35,508
	GEM Services, Inc.	12,100	22,944
*	Gemtek Technology Corp.	89,000	61,636
	General Interface Solution Holding, Ltd.	55,000	174,719
	General Plastic Industrial Co., Ltd.	24,000	23,267
	Generalplus Technology, Inc.	12,000	11,884
	Genesys Logic, Inc.	14,000	15,594
	Genius Electronic Optical Co., Ltd.	18,634	299,513
*	GeoVision, Inc.	24,000	16,991
	Getac Technology Corp.	85,000	126,659
	Giant Manufacturing Co., Ltd.	63,000	371,358
*	Giantplus Technology Co., Ltd.	35,000	11,049
	Gigabyte Technology Co., Ltd.	88,000	152,382
*	Gigastorage Corp.	18,825	6,281
	Ginko International Co., Ltd.	12,000	62,878
	Global Brands Manufacture, Ltd.	110,000	52,156
	Global Mixed Mode Technology, Inc.	14,000	61,086
	Global PMX Co., Ltd.	8,000	37,435
	Global Unichip Corp.	5,000	40,178
#	Globalwafers Co., Ltd.	27,000	343,630
	Globe Union Industrial Corp.	55,000	24,301
	Gloria Material Technology Corp.	34,000	18,347
	Golden Friends Corp.	6,000	11,468
	Goldsun Building Materials Co., Ltd.	202,000	92,719
	Good Will Instrument Co., Ltd.	13,000	10,386
	Gourmet Master Co., Ltd.	16,208	52,047
	Grand Ocean Retail Group, Ltd.	13,000	10,584
*	Grand Pacific Petrochemical	196,000	98,200
	Grand Plastic Technology Corp.	3,000	22,952
	GrandTech CG Systems, Inc.	11,550	15,652
	Grape King Bio, Ltd.	20,000	132,457
	Great China Metal Industry	55,000	39,161
	Great Taipei Gas Co., Ltd.	73,000	74,267
	Greatek Electronics, Inc.	66,000	100,103
	GTM Holdings Corp.	43,000	29,993
	Hannstar Board Corp.	59,718	79,327
	Harvatek Corp.	22,000	8,793
	Hey Song Corp.	64,000	69,485
	Hi-Clearance, Inc.	5,000	17,577
	Highlight Tech Corp.	22,000	18,027
#	Highwealth Construction Corp.	144,000	210,126
	HIM International Music, Inc.	5,000	18,923
	Hiroca Holdings, Ltd.	23,000	42,863
	Hitron Technology, Inc.	12,080	8,063
	Hiwin Technologies Corp.	30,399	289,951
	Ho Tung Chemical Corp.	271,000	67,291
	Hocheng Corp.	47,000	11,691
	Holtek Semiconductor, Inc.	36,000	79,925
	Holy Stone Enterprise Co., Ltd.	24,000	99,140
	Hon Hai Precision Industry Co., Ltd.	877,600	2,255,403
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	24,161
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	37,307
	Hong Pu Real Estate Development Co., Ltd.	57,000	41,860

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong TAI Electric Industrial	70,000	$24,717
	Hong YI Fiber Industry Co.	17,000	9,861
	Hota Industrial Manufacturing Co., Ltd.	16,000	50,275
	Hotai Motor Co., Ltd.	31,000	572,357
	Hotron Precision Electronic Industrial Co., Ltd.	13,650	18,822
	Hsin Kuang Steel Co., Ltd.	42,000	33,527
	Hsin Yung Chien Co., Ltd.	4,200	11,249
	Hsing TA Cement Co.	38,000	22,419
	Hu Lane Associate, Inc.	16,000	38,355
*	HUA ENG Wire & Cable Co., Ltd.	78,000	25,315
	Hua Nan Financial Holdings Co., Ltd.	475,345	308,775
	Huaku Development Co., Ltd.	46,000	139,957
	Huang Hsiang Construction Corp.	26,000	29,159
	Hung Ching Development & Construction Co., Ltd.	33,000	22,458
	Hung Sheng Construction, Ltd.	128,240	75,996
	Huxen Corp.	10,000	17,633
*	Hwa Fong Rubber Industrial Co., Ltd.	29,000	11,801
	Ibase Technology, Inc.	17,000	21,645
	IBF Financial Holdings Co., Ltd.	415,132	152,107
	Ichia Technologies, Inc.	62,000	27,835
	IEI Integration Corp.	29,220	34,389
	Infortrend Technology, Inc.	56,000	22,001
	Innodisk Corp.	19,249	119,597
	Inpaq Technology Co., Ltd.	11,400	12,056
	Intai Technology Corp.	5,000	20,760
	International CSRC Investment Holdings Co.	193,220	136,194
	International Games System Co., Ltd.	11,000	204,843
	Inventec Corp.	742,000	583,007
	Iron Force Industrial Co., Ltd.	8,000	24,564
	I-Sheng Electric Wire & Cable Co., Ltd.	11,000	16,169
	ITE Technology, Inc.	34,000	53,442
	ITEQ Corp.	24,822	119,815
	Jarllytec Co., Ltd.	18,000	42,446
	Jentech Precision Industrial Co., Ltd.	9,000	65,154
	Jess-Link Products Co., Ltd.	19,000	19,867
	Jih Lin Technology Co., Ltd.	16,000	24,127
	Jih Sun Financial Holdings Co., Ltd.	331,371	104,645
	Jinli Group Holdings, Ltd.	23,391	5,869
	JMC Electronics Co., Ltd.	20,000	37,446
	Johnson Health Tech Co., Ltd.	9,000	19,663
	Jourdeness Group, Ltd.	4,000	10,953
	Kaimei Electronic Corp.	32,000	36,515
	KEE TAI Properties Co., Ltd.	70,000	22,895
	Kenda Rubber Industrial Co., Ltd.	34,000	30,210
	Kenmec Mechanical Engineering Co., Ltd.	22,000	11,273
	Kerry TJ Logistics Co., Ltd.	21,000	28,812
	Kindom Development Co., Ltd.	90,000	78,687
	King Slide Works Co., Ltd.	8,000	83,197
	Kingpak Technology, Inc.	8,313	39,771
	King’s Town Bank Co., Ltd.	184,000	196,678
*	King’s Town Construction Co., Ltd.	27,000	30,680
	Kinik Co.	23,000	45,252
*	Kinko Optical Co., Ltd.	23,000	17,644
	Kinpo Electronics	232,000	100,628
	Kinsus Interconnect Technology Corp.	29,000	50,729
	KMC Kuei Meng International, Inc.	10,250	29,461
	KS Terminals, Inc.	30,000	38,334
	Kung Long Batteries Industrial Co., Ltd.	12,000	58,426
*	Kung Sing Engineering Corp.	67,000	20,454

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kuo Toong International Co., Ltd.	68,248	$39,432
	Kuoyang Construction Co., Ltd.	40,000	34,468
	Kwong Lung Enterprise Co., Ltd.	16,000	21,963
	KYE Systems Corp.	18,000	4,870
	L&K Engineering Co., Ltd.	45,000	38,481
	La Kaffa International Co., Ltd.	6,000	29,946
	Land Mark Optoelectronics Corp.	13,000	121,347
	Lanner Electronics, Inc.	23,720	46,400
	Largan Precision Co., Ltd.	9,000	1,226,822
	Lealea Enterprise Co., Ltd.	145,000	34,597
	Lelon Electronics Corp.	18,000	24,195
	Lemtech Holdings Co., Ltd.	3,599	9,693
	Lextar Electronics Corp.	28,000	16,379
	Li Cheng Enterprise Co., Ltd.	9,756	10,472
	Li Peng Enterprise Co., Ltd.	126,000	25,753
	Lian HWA Food Corp.	10,500	14,508
	Lida Holdings, Ltd.	10,000	10,723
	Lien Hwa Industrial Holdings Corp.	98,340	141,659
	Lifestyle Global Enterprise, Inc.	6,000	13,019
	Lingsen Precision Industries, Ltd.	125,000	41,537
	Lite-On Semiconductor Corp.	11,000	15,239
	Lite-On Technology Corp.	460,000	714,817
	Long Bon International Co., Ltd.	16,000	7,613
	Long Da Construction & Development Corp.	40,000	19,335
	Longchen Paper & Packaging Co., Ltd.	152,035	67,720
	Longwell Co.	29,000	60,309
	Lotes Co., Ltd.	15,256	169,812
*	Lotus Pharmaceutical Co., Ltd.	18,000	44,835
	Lumax International Corp., Ltd.	20,000	43,434
	Lung Yen Life Service Corp.	10,000	18,758
	Macauto Industrial Co., Ltd.	5,000	11,452
	Machvision, Inc.	8,000	89,540
	Macroblock, Inc.	5,000	15,529
	Makalot Industrial Co., Ltd.	46,750	199,057
	Marketech International Corp.	21,000	51,858
	Materials Analysis Technology, Inc.	8,000	20,182
	MediaTek, Inc.	76,000	1,049,440
	Mega Financial Holding Co., Ltd.	320,000	321,897
	Meiloon Industrial Co.	17,000	11,985
	Mercuries & Associates Holding, Ltd.	90,200	66,288
*	Mercuries Life Insurance Co., Ltd.	284,877	91,524
	Merida Industry Co., Ltd.	24,000	122,567
	Merry Electronics Co., Ltd.	32,193	150,272
*	Microbio Co., Ltd.	70,000	45,569
	Micro-Star International Co., Ltd.	99,000	307,093
	Mildef Crete, Inc.	14,000	22,121
*	MIN AIK Technology Co., Ltd.	20,000	8,441
	Mirle Automation Corp.	39,000	43,691
	Mitac Holdings Corp.	212,566	216,152
	momo.com, Inc.	11,000	177,393
*	Motech Industries, Inc.	87,000	15,760
	MPI Corp.	17,000	37,508
	Nak Sealing Technologies Corp.	10,000	22,286
	Nan Kang Rubber Tire Co., Ltd.	9,000	12,050
	Nan Ya Plastics Corp.	213,000	471,210
	Nantex Industry Co., Ltd.	45,200	45,777
	Nanya Technology Corp.	149,000	319,841
	National Aerospace Fasteners Corp.	7,000	14,284
	National Petroleum Co., Ltd.	12,000	17,648

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Netronix, Inc.	11,000	$12,445
*	Newmax Technology Co., Ltd.	7,000	12,395
	Nexcom International Co., Ltd.	30,000	22,441
	Nichidenbo Corp.	36,000	58,732
	Nien Hsing Textile Co., Ltd.	44,000	23,488
	Nien Made Enterprise Co., Ltd.	5,000	38,366
	Niko Semiconductor Co., Ltd.	15,000	18,448
	Nishoku Technology, Inc.	10,000	19,887
	Novatek Microelectronics Corp.	113,000	702,742
	Nuvoton Technology Corp.	19,625	24,643
*	O-Bank Co., Ltd.	164,000	39,917
*	Ocean Plastics Co., Ltd.	44,000	44,134
	OK Biotech Co., Ltd.	22,000	20,741
	On-Bright Electronics, Inc.	3,000	22,922
	OptoTech Corp.	89,500	64,215
	Oriental Union Chemical Corp.	130,000	73,354
	O-TA Precision Industry Co., Ltd.	12,000	17,082
	Pacific Construction Co.	33,000	10,052
	Pacific Hospital Supply Co., Ltd.	10,000	26,671
	Pan Jit International, Inc.	36,900	30,034
	Pan-International Industrial Corp.	82,000	51,999
	Panion & BF Biotech, Inc.	6,000	24,024
	Parade Technologies, Ltd.	15,000	368,665
*	PChome Online, Inc.	7,000	23,103
	PCL Technologies, Inc.	7,432	27,740
	P-Duke Technology Co., Ltd.	11,000	25,782
	Pegatron Corp.	308,000	675,723
	Pharmally International Holding Co., Ltd.	11,410	62,140
*	Phihong Technology Co., Ltd.	38,000	9,309
	Phison Electronics Corp.	46,000	436,520
	Pixart Imaging, Inc.	9,000	52,679
	Planet Technology Corp.	17,000	35,474
	Plastron Precision Co., Ltd.	19,000	9,440
#	Plotech Co., Ltd.	38,000	23,402
	Polytronics Technology Corp.	9,000	18,457
	Posiflex Technology, Inc.	3,000	9,176
	Pou Chen Corp.	242,000	227,890
	Power Wind Health Industry, Inc.	3,000	16,807
	Powertech Technology, Inc.	106,000	354,470
	Poya International Co., Ltd.	6,000	100,279
	President Chain Store Corp.	71,000	734,192
	President Securities Corp.	156,000	70,100
	Primax Electronics, Ltd.	95,000	148,562
	Prince Housing & Development Corp.	199,000	67,414
	Pro Hawk Corp.	3,000	15,107
	Promate Electronic Co., Ltd.	27,000	29,987
	Prosperity Dielectrics Co., Ltd.	21,000	41,571
	Qisda Corp.	342,000	192,826
	QST International Corp.	6,000	9,241
	Qualipoly Chemical Corp.	32,000	28,052
	Quang Viet Enterprise Co., Ltd.	13,000	54,869
	Quanta Computer, Inc.	338,000	730,305
	Quanta Storage, Inc.	39,000	45,494
	Radiant Opto-Electronics Corp.	95,000	311,790
	Radium Life Tech Co., Ltd.	67,000	23,607
	Rafael Microelectronics, Inc.	3,000	12,608
	Realtek Semiconductor Corp.	116,000	993,346
	Rechi Precision Co., Ltd.	86,000	49,231
	Rexon Industrial Corp., Ltd.	28,000	67,272

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Rich Development Co., Ltd.	177,000	$55,197
*	Ritek Corp.	326,000	54,623
*	Roo Hsing Co., Ltd.	86,000	26,651
	Ruentex Development Co., Ltd.	190,400	283,374
	Ruentex Engineering & Construction Co.	12,000	24,747
	Ruentex Industries, Ltd.	77,600	177,726
	Samebest Co., Ltd.	3,150	6,964
	Sampo Corp.	77,800	50,184
	San Fang Chemical Industry Co., Ltd.	50,000	39,676
	San Far Property, Ltd.	29,350	16,251
	San Shing Fastech Corp.	15,000	23,380
	Sanyang Motor Co., Ltd.	82,000	54,253
	SCI Pharmtech, Inc.	7,000	31,307
	Scientech Corp.	10,000	15,769
	SDI Corp.	22,000	35,479
	Senao International Co., Ltd.	13,000	12,680
	Senao Networks, Inc.	7,000	24,941
	Sercomm Corp.	44,000	109,949
	Shan-Loong Transportation Co., Ltd.	13,000	12,844
	Sharehope Medicine Co., Ltd.	22,000	33,976
	ShenMao Technology, Inc.	16,000	10,395
	Shih Her Technologies, Inc.	11,000	14,299
*	Shih Wei Navigation Co., Ltd.	31,000	6,077
	Shihlin Electric & Engineering Corp.	49,000	69,466
	Shin Kong Financial Holding Co., Ltd.	2,396,552	682,268
	Shin Zu Shing Co., Ltd.	21,000	92,149
*	Shining Building Business Co., Ltd.	102,206	30,933
	Shinkong Insurance Co., Ltd.	45,000	55,578
	Shinkong Synthetic Fibers Corp.	310,000	113,831
	Shiny Chemical Industrial Co., Ltd.	14,000	44,608
*	Shuttle, Inc.	77,000	26,010
	Sigurd Microelectronics Corp.	93,438	113,773
	Silergy Corp.	8,000	317,827
	Silicon Power Computer & Communications, Inc.	21,000	17,328
	Simplo Technology Co., Ltd.	33,000	342,724
	Sinbon Electronics Co., Ltd.	45,000	219,042
	Sinher Technology, Inc.	11,000	14,444
	Sinmag Equipment Corp.	11,000	34,867
	Sino-American Silicon Products, Inc.	111,000	327,870
	Sinon Corp.	104,000	65,691
	SinoPac Financial Holdings Co., Ltd.	488,080	198,656
	Sinopower Semiconductor, Inc.	6,000	17,351
	Sinyi Realty Co.	56,965	50,446
	Sirtec International Co., Ltd.	25,200	24,280
	Sitronix Technology Corp.	31,000	150,720
	Siward Crystal Technology Co., Ltd.	43,000	28,852
	Soft-World International Corp.	14,000	39,147
*	Solar Applied Materials Technology Co.	133,000	86,117
	Solomon Technology Corp.	17,000	10,777
	Solteam, Inc.	11,000	8,925
	Sonix Technology Co., Ltd.	36,000	55,391
*	Speed Tech Corp.	22,000	50,398
	Spirox Corp.	9,000	8,479
	Sporton International, Inc.	15,050	99,307
	St Shine Optical Co., Ltd.	9,000	104,941
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	26,067
	Standard Foods Corp.	89,000	200,592
	Stark Technology, Inc.	18,000	36,576
	Sun Yad Construction Co., Ltd.	27,000	9,525

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Sunko INK Co., Ltd.	35,000	$11,858
	SunMax Biotechnology Co., Ltd.	6,000	13,548
	Sunny Friend Environmental Technology Co., Ltd.	5,000	43,263
	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	52,204
	Sunplus Technology Co., Ltd.	80,000	28,257
	Sunrex Technology Corp.	18,000	19,949
	Sunspring Metal Corp.	14,000	10,069
	Supreme Electronics Co., Ltd.	88,000	98,835
	Swancor Holding Co., Ltd.	9,000	21,796
	Sweeten Real Estate Development Co., Ltd.	38,700	26,286
	Syncmold Enterprise Corp.	24,500	64,015
	Synnex Technology International Corp.	338,000	451,092
	Sysage Technology Co., Ltd.	18,000	21,308
	Systex Corp.	10,000	27,192
	T3EX Global Holdings Corp.	22,000	16,120
	TA Chen Stainless Pipe	151,910	134,960
	Ta Liang Technology Co., Ltd.	9,000	12,236
	Ta Ya Electric Wire & Cable	84,960	27,918
	Tah Hsin Industrial Corp.	23,000	37,837
	TA-I Technology Co., Ltd.	9,750	25,983
	Taichung Commercial Bank Co., Ltd.	501,728	192,180
	TaiDoc Technology Corp.	9,000	57,349
	Taiflex Scientific Co., Ltd.	40,000	62,172
	Taimide Tech, Inc.	13,000	16,050
	Tainan Enterprises Co., Ltd.	15,000	10,428
	Tainan Spinning Co., Ltd.	225,000	68,912
	Tai-Saw Technology Co., Ltd.	28,000	19,934
	Taishin Financial Holding Co., Ltd.	413,427	175,844
	Taisun Enterprise Co., Ltd.	26,000	20,444
	Taita Chemical Co., Ltd.	56,000	18,436
	Taiwan Business Bank	500,558	181,327
	Taiwan Cement Corp.	262,283	378,415
	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,000	25,610
	Taiwan Cogeneration Corp.	59,000	65,132
	Taiwan Cooperative Financial Holding Co., Ltd.	449,692	301,974
	Taiwan Fertilizer Co., Ltd.	63,000	97,092
	Taiwan Fire & Marine Insurance Co., Ltd.	56,000	37,173
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	52,248
	Taiwan Glass Industry Corp.	132,000	39,690
	Taiwan High Speed Rail Corp.	104,000	118,779
	Taiwan Hon Chuan Enterprise Co., Ltd.	51,000	92,912
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	32,867
*	Taiwan Land Development Corp.	51,000	11,815
	Taiwan Mobile Co., Ltd.	84,000	302,661
	Taiwan Optical Platform Co., Ltd.	3,030	11,614
	Taiwan Paiho, Ltd.	69,000	158,145
	Taiwan PCB Techvest Co., Ltd.	55,000	61,995
	Taiwan Pulp & Paper Corp.	16,000	11,077
	Taiwan Sakura Corp.	19,000	30,053
	Taiwan Sanyo Electric Co., Ltd.	17,000	17,407
	Taiwan Secom Co., Ltd.	65,000	192,261
	Taiwan Semiconductor Co., Ltd.	32,000	40,886
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	5,218,375
	Taiwan Semiconductor Manufacturing Co., Ltd.	443,000	4,468,894
	Taiwan Shin Kong Security Co., Ltd.	50,000	60,825
	Taiwan Styrene Monomer	82,000	46,371
	Taiwan Surface Mounting Technology Corp.	59,000	176,977
	Taiwan Taxi Co., Ltd.	6,000	15,289
	Taiwan TEA Corp.	130,000	62,242

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Union Technology Corp.	54,000	$243,450
#*	Tatung Co., Ltd.	296,000	212,690
	TCI Co., Ltd.	22,877	174,762
	Te Chang Construction Co., Ltd.	12,000	11,739
	Teco Electric and Machinery Co., Ltd.	392,000	352,743
	Tehmag Foods Corp.	4,000	28,450
	Tera Autotech Corp.	21,000	15,793
	Test Research, Inc.	36,000	62,350
	Test-Rite International Co., Ltd.	34,000	21,904
	Thinking Electronic Industrial Co., Ltd.	17,000	47,776
	Thye Ming Industrial Co., Ltd.	15,000	15,377
	Ton Yi Industrial Corp.	218,000	66,943
	Tong Hsing Electronic Industries, Ltd.	12,000	48,700
	Tong Yang Industry Co., Ltd.	51,000	60,953
	Tong-Tai Machine & Tool Co., Ltd.	22,000	9,758
	TOPBI International Holdings, Ltd.	18,191	42,596
	Topco Scientific Co., Ltd.	24,000	82,505
	Topco Technologies Corp.	13,000	28,661
	Topkey Corp.	11,000	40,824
	Topoint Technology Co., Ltd.	17,000	11,067
	Toung Loong Textile Manufacturing	13,000	11,759
*	TPK Holding Co., Ltd.	68,000	95,127
	Trade-Van Information Services Co.	10,000	14,163
	Transcend Information, Inc.	29,000	68,488
	Tsann Kuen Enterprise Co., Ltd.	19,000	10,154
	TSC Auto ID Technology Co., Ltd.	6,300	42,700
	TSRC Corp.	81,000	43,990
	Ttet Union Corp.	7,000	27,686
	TTFB Co., Ltd.	2,000	15,257
	TTY Biopharm Co., Ltd.	31,000	73,552
	Tung Ho Steel Enterprise Corp.	95,000	73,350
*	Tung Thih Electronic Co., Ltd.	5,000	7,970
	TURVO International Co., Ltd.	10,000	19,735
	TXC Corp.	62,000	133,633
	TYC Brother Industrial Co., Ltd.	22,000	17,744
*	Tycoons Group Enterprise	64,000	8,873
	Tyntek Corp.	45,000	19,195
	Ultra Chip, Inc.	14,000	10,175
*	Union Bank Of Taiwan	221,636	79,327
	Uni-President Enterprises Corp.	571,000	1,329,508
	Unitech Computer Co., Ltd.	18,000	14,027
	Unitech Printed Circuit Board Corp.	126,540	95,353
	United Integrated Services Co., Ltd.	36,000	227,269
	United Orthopedic Corp.	15,000	16,683
*	United Renewable Energy Co., Ltd.	495,448	86,902
*	Unity Opto Technology Co., Ltd.	140,000	19,397
	Univacco Technology, Inc.	15,000	11,939
	Universal Microwave Technology, Inc.	8,000	19,923
*	Unizyx Holding Corp.	87,000	45,694
	UPC Technology Corp.	220,169	73,711
	USI Corp.	263,320	109,512
	Utechzone Co., Ltd.	9,000	14,745
	Ve Wong Corp.	13,000	12,107
	VHQ Media Holdings, Ltd.	5,000	14,579
	Victory New Materials, Ltd. Co.	25,000	8,432
	Visual Photonics Epitaxy Co., Ltd.	25,000	73,484
	Vivotek, Inc.	8,000	19,210
	Voltronic Power Technology Corp.	12,300	291,982
	Wafer Works Corp.	79,000	85,814

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wah Hong Industrial Corp.	13,000	$10,283
	Wah Lee Industrial Corp.	39,000	70,885
	Walsin Lihwa Corp.	605,000	265,457
	Walsin Technology Corp.	77,000	545,326
	Walton Advanced Engineering, Inc.	31,000	10,844
*	We & Win Development Co., Ltd.	30,000	9,790
	Wei Chuan Foods Corp.	40,000	29,161
	Weikeng Industrial Co., Ltd.	68,945	34,477
	Well Shin Technology Co., Ltd.	10,000	14,996
	Weltrend Semiconductor	19,000	16,908
	Wholetech System Hitech, Ltd.	8,000	7,241
	Win Semiconductors Corp.	4,000	35,758
	Winbond Electronics Corp.	392,000	181,898
	Winmate, Inc.	7,000	12,341
	Winstek Semiconductor Co., Ltd.	12,000	9,596
	Wisdom Marine Lines Co., Ltd.	89,000	74,851
	Wistron Corp.	696,436	653,077
	Wistron NeWeb Corp.	58,340	121,432
	Wowprime Corp.	8,000	17,999
	WPG Holdings, Ltd.	471,400	614,082
	WT Microelectronics Co., Ltd.	124,000	159,604
	WUS Printed Circuit Co., Ltd.	34,200	34,841
	XAC Automation Corp.	12,000	10,107
*	XinTec, Inc.	14,000	38,029
*	X-Legend Entertainment Co., Ltd.	8,000	17,213
	Xxentria Technology Materials Corp.	23,000	41,826
#	Yageo Corp.	36,396	470,904
	YC INOX Co., Ltd.	20,000	15,972
	YCC Parts Manufacturing Co., Ltd.	13,000	17,809
	Yea Shin International Development Co., Ltd.	48,000	24,082
	Yem Chio Co., Ltd.	115,164	42,795
*	Yeong Guan Energy Technology Group Co., Ltd.	8,000	16,502
	YFC-Boneagle Electric Co., Ltd.	16,000	9,704
	YFY, Inc.	145,000	62,006
	Yi Jinn Industrial Co., Ltd.	29,000	11,429
	Yieh Phui Enterprise Co., Ltd.	351,756	105,069
	Yonyu Plastics Co., Ltd.	23,000	25,354
	Young Fast Optoelectronics Co., Ltd.	17,000	11,045
	Young Optics, Inc.	9,000	17,839
	Youngtek Electronics Corp.	29,000	49,034
	Yuanta Financial Holding Co., Ltd.	1,445,000	823,620
	Yuanta Futures Co., Ltd.	16,000	28,879
	Yulon Finance Corp.	34,600	116,174
	Yulon Motor Co., Ltd.	315,000	182,421
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	11,519
	Yungshin Construction & Development Co., Ltd.	16,000	16,733
	YungShin Global Holding Corp.	24,000	35,807
	Yungtay Engineering Co., Ltd.	12,000	24,154
	Yusin Holding Corp.	6,000	13,551
	Zeng Hsing Industrial Co., Ltd.	9,000	39,305
	Zenitron Corp.	34,000	21,289
	Zero One Technology Co., Ltd.	23,000	25,485
	Zhen Ding Technology Holding, Ltd.	82,000	294,242
	Zig Sheng Industrial Co., Ltd.	49,000	12,575
	Zinwell Corp.	72,000	38,305
	Zippy Technology Corp.	30,000	36,033
	ZongTai Real Estate Development Co., Ltd.	31,000	33,598

TOTAL TAIWAN			80,265,522

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (2.3%)
	AAPICO Hitech PCL	31,000	$8,767
	Advanced Info Service PCL	54,300	332,295
	Advanced Information Technology PCL, Class F	55,600	30,760
	After You PCL	38,600	10,558
	Airports of Thailand PCL	182,100	350,355
	Amata Corp. PCL	36,300	14,361
	Amata VN PCL, Class F	28,900	3,769
	Ananda Development PCL	243,100	12,397
	AP Thailand PCL	506,100	78,993
	Asia Plus Group Holdings PCL	356,300	18,941
	Asia Sermkij Leasing PCL	26,300	13,493
	Bangchak Corp. PCL	313,900	179,482
	Bangkok Aviation Fuel Services PCL	44,700	32,605
	Bangkok Bank PCL	5,100	16,393
	Bangkok Chain Hospital PCL	143,700	60,847
	Bangkok Dusit Medical Services PCL, Class F	360,300	231,625
	Bangkok Expressway & Metro PCL	774,700	226,268
	Bangkok Insurance PCL	7,700	56,402
	Bangkok Land PCL	1,245,200	41,180
	Bangkok Life Assurance PCL	16,100	7,713
	Beauty Community PCL	868,400	48,580
*	BEC World PCL	585,500	89,757
	Berli Jucker PCL	71,500	88,947
	BTS Group Holdings PCL	198,400	70,518
	Bumrungrad Hospital PCL	53,700	195,016
	Cal-Comp Electronics Thailand PCL, Class F	426,200	19,100
	Carabao Group PCL, Class F	51,100	124,769
	Central Plaza Hotel PCL	54,600	36,451
*	Central Retail Corp. PCL	12,350	14,123
	CH Karnchang PCL	237,200	125,363
	Chularat Hospital PCL, Class F	475,500	36,153
	CIMB Thai Bank PCL	636,000	11,401
	COL PCL	47,600	21,038
	Com7 PCL, Class F	99,400	66,052
*	Country Group Development PCL	681,000	15,365
	CP ALL PCL	381,400	836,946
	Delta Electronics Thailand PCL	46,800	64,729
	Dhipaya Insurance PCL	104,400	71,955
	Diamond Building Products PCL	50,900	8,338
	Do Day Dream PCL	27,700	13,013
	Dynasty Ceramic PCL	579,600	27,229
	Eastern Polymer Group PCL, Class F	207,800	29,800
	Eastern Water Resources Development and Management PCL, Class F	156,600	48,401
	Ekachai Medical Care PCL	71,900	11,022
	Energy Absolute PCL	185,600	230,889
	Esso Thailand PCL	182,400	30,442
	Forth Corp. PCL	56,400	9,500
	Forth Smart Service PCL	159,400	30,052
	Fortune Parts Industry PCL, Class F	117,400	7,402
	Global Green Chemicals PCL, Class F	118,300	29,982
*	Group Lease PCL	168,800	16,277
	Gunkul Engineering PCL	272,600	22,243
	Haad Thip PCL	21,600	12,284
	Hana Microelectronics PCL	127,600	114,369
	Home Product Center PCL	653,700	274,774
	Humanica PCL	46,300	9,445
	Ichitan Group PCL	127,700	23,089
	Indorama Ventures PCL	204,900	182,070
	Interlink Communication PCL	112,600	12,111

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Interlink Telecom PCL	85,200	$5,635
	Intouch Holdings PCL	11,700	19,346
	Intouch Holdings PCL, Class F	37,500	62,007
	IRPC PCL	1,793,400	148,549
	Jasmine International PCL	716,700	87,718
	Jubilee Enterprise PCL	41,000	18,628
	Karmarts PCL	361,500	36,424
	Kasikornbank PCL	8,500	22,659
	Kasikornbank PCL	28,200	75,174
	KCE Electronics PCL	116,700	63,120
*	KGI Securities Thailand PCL	138,200	16,487
	Khon Kaen Sugar Industry PCL	439,200	26,606
	Kiatnakin Bank PCL	49,500	64,638
	Krung Thai Bank PCL	192,900	65,582
	Krungthai Card PCL	137,300	144,281
	Lalin Property PCL	95,800	12,140
	Land & Houses PCL	973,400	222,629
	LH Financial Group PCL	1,435,700	43,930
*	Loxley PCL	318,400	12,596
	LPN Development PCL	262,800	29,078
	Major Cineplex Group PCL	121,800	54,585
	MBK PCL	64,300	31,599
	MCS Steel PCL	31,200	9,161
	Mega Lifesciences PCL	85,000	76,186
	Minor International PCL	332,200	216,641
	MK Restaurants Group PCL	56,500	96,044
*	Mono Technology PCL, Class F	305,000	21,304
*	Muangthai Capital PCL	113,500	166,628
	Namyong Terminal PCL	77,900	8,957
	Nava Nakorn PCL	167,200	8,682
	Netbay PCL	24,000	23,180
	Noble Development PCL	7,700	3,260
*	Nusasiri PCL	743,300	9,189
	Origin Property PCL, Class F	152,900	21,455
	Osotspa PCL	116,200	149,043
	Plan B Media Pcl, Class F	598,000	91,303
	Platinum Group PCL (The), Class F	62,200	5,960
	Polyplex Thailand PCL	65,500	28,342
	Power Solution Technologies PCL, Class F	890,300	9,631
*	Precious Shipping PCL	78,200	9,281
	Premier Marketing PCL	111,900	21,270
	Prima Marine PCL	75,300	15,011
	Property Perfect PCL	849,000	9,184
	Pruksa Holding PCL	189,000	63,672
	PTG Energy PCL	204,300	87,138
	PTT Global Chemical PCL	163,500	190,763
	Pylon PCL	55,700	7,230
	Quality Houses PCL	1,926,900	123,874
	Raimon Land PCL	281,100	4,257
	Rajthanee Hospital PCL	31,400	22,127
	Ratchthani Leasing PCL	375,825	45,998
*	Regional Container Lines PCL	78,200	7,251
	RS PCL	65,000	22,299
	S 11 Group PCL	62,700	10,658
	Sabina PCL	24,600	13,153
	Saha Pathana Inter-Holding PCL	9,200	16,705
	Saha-Union PCL	15,700	17,833
	Samart Corp. PCL	156,200	24,380
	Samart Telcoms PCL	76,700	13,749

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sansiri PCL	2,978,300	$65,356
	Sappe PCL	57,200	29,524
	SC Asset Corp. PCL	380,300	23,508
	SEAFCO PCL	93,390	15,154
	Sena Development PCL	108,700	7,526
	Siam Cement PCL (The)	9,700	103,730
	Siam Commercial Bank PCL (The)	62,100	131,474
	Siam Future Development PCL	326,920	47,490
	Siam Global House PCL	269,820	112,581
	Siam Wellness Group PCL, Class F	50,300	13,836
	Siamgas & Petrochemicals PCL	126,700	32,111
	Singer Thailand PCL	81,200	13,929
	Singha Estate PCL	706,700	36,476
	Sino-Thai Engineering & Construction PCL	187,100	89,632
	SNC Former PCL	27,900	7,028
	Somboon Advance Technology PCL	78,200	27,553
	SPCG PCL	110,800	59,586
	Sri Trang Agro-Industry PCL	195,400	78,510
	Srisawad Corp. PCL	131,120	217,824
	Srivichai Vejvivat PCL	64,300	11,924
	Star Petroleum Refining PCL	411,100	74,330
	STP & I PCL	338,500	52,310
	Supalai PCL	306,500	141,148
	Super Energy Corp. PCL	5,567,600	99,806
	Susco PCL	107,600	6,984
	SVI PCL	89,600	6,812
	Syntec Construction PCL	213,300	8,966
	Taokaenoi Food & Marketing PCL, Class F	110,400	24,567
	Tapaco PCL	26,600	3,864
*	TCM Corp. PCL	195,100	7,115
	Thai Nakarin Hospital PCL	18,000	16,551
	Thai Oil PCL	187,500	237,599
	Thai President Foods PCL, Class F	5,800	34,149
	Thai Solar Energy PCL, Class F	419,940	38,159
	Thai Stanley Electric PCL, Class F	9,200	36,396
	Thai Union Group PCL, Class F	299,700	121,344
	Thai Vegetable Oil PCL	80,400	60,881
	Thai Wah PCL, Class F	70,400	7,267
	Thaicom PCL	129,600	15,221
	Thanachart Capital PCL	32,400	36,801
	Thitikorn PCL	37,600	10,343
	Tipco Asphalt PCL	142,400	78,781
	Tisco Financial Group PCL	34,200	77,691
	TKS Technologies PCL	78,800	12,421
	TMB Bank PCL	2,794,099	82,903
	TOA Paint Thailand PCL	143,500	166,319
	Total Access Communication PCL	99,500	129,930
	TQM Corp. PCL	17,000	41,377
	True Corp. PCL	1,627,100	167,965
	TTCL PCL	66,100	6,742
	TTW PCL	239,700	99,273
*	U City PCL, Class F	613,500	25,219
	Union Auction PCL	46,200	9,353
	Unique Engineering & Construction PCL	112,900	21,460
	United Paper PCL	83,200	24,686
	Univentures PCL	72,900	7,390
	VGI PCL	248,300	64,080
	Vinythai PCL	90,500	63,494
	WHA Corp. PCL	786,200	66,580

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	WHA Utilities and Power PCL	172,400	$25,150
	Workpoint Entertainment PCL	24,500	7,724

TOTAL THAILAND			11,084,312

TURKEY — (0.8%)
*	Akbank T.A.S.	225,939	190,738
	Aksigorta A.S.	19,012	16,259
	Alarko Holding A.S.	35,581	23,105
	Alkim Alkali Kimya A.S.	2,600	21,717
	Anadolu Anonim Turk Sigorta Sirketi	31,009	22,432
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	15,877	41,651
	Anadolu Hayat Emeklilik A.S.	6,415	5,914
#*	Arcelik A.S.	39,236	92,102
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	37,887	147,387
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	14,910
	Aygaz A.S.	5,453	8,051
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	24,205
#*	Bera Holding A.S.	88,411	48,970
	BIM Birlesik Magazalar A.S.	37,399	296,959
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,695	7,813
	Borusan Yatirim ve Pazarlama A.S.	1,401	12,610
	Coca-Cola Icecek A.S.	21,042	111,318
	Dogan Sirketler Grubu Holding A.S.	285,890	73,696
#	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	13,607
	EGE Endustri VE Ticaret A.S.	224	17,621
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	23,514
	Enerjisa Enerji A.S.	62,066	68,356
	Enka Insaat ve Sanayi A.S.	19,387	16,795
	Eregli Demir ve Celik Fabrikalari TAS	80,503	92,812
	Ford Otomotiv Sanayi A.S.	7,423	66,985
	Goodyear Lastikleri TAS	25,809	17,914
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	37,067
*	GSD Holding A.S.	82,090	17,419
*	Gubre Fabrikalari TAS	33,534	76,875
	Hektas Ticaret TAS	30,218	58,872
*	Ihlas Holding A.S.	150,261	14,023
	Is Yatirim Menkul Degerler A.S., Class A	42,746	34,351
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	10,119
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	24,738
*	Kerevitas Gida Sanayi ve Ticaret A.S.	56,162	33,032
	Kordsa Teknik Tekstil A.S.	11,564	18,726
*	Koza Altin Isletmeleri A.S.	10,774	109,812
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	82,938
*	Logo Yazilim Sanayi Ve Ticaret A.S.	3,395	35,963
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	31,080
*	Migros Ticaret A.S.	7,362	31,110
*	MLP Saglik Hizmetleri A.S.	10,490	22,627
*	Netas Telekomunikasyon A.S.	9,843	18,596
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	47,372
*	Petkim Petrokimya Holding A.S.	185,941	94,503
	Polisan Holding A.S.	70,525	24,935
#*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	18,682	19,478
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	32,583	25,689
	Sasa Polyester Sanayi A.S.	18,111	22,645
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	35,964	39,183
	TAV Havalimanlari Holding A.S.	28,404	73,989
	Tekfen Holding A.S.	27,917	56,984
	Tofas Turk Otomobil Fabrikasi A.S.	24,341	77,778
*	Tupras Turkiye Petrol Rafinerileri A.S.	9,691	125,848

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Turcas Petrol A.S.	41,899	$16,261
	Turk Traktor ve Ziraat Makineleri A.S.	1,192	9,736
	Turkcell Iletisim Hizmetleri A.S.	85,408	170,147
*	Turkiye Garanti Bankasi A.S.	91,149	108,826
*	Turkiye Halk Bankasi A.S.	130,977	97,506
*	Turkiye Is Bankasi A.S., Class C	72,061	51,153
*	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	94,512
*	Turkiye Vakiflar Bankasi TAO, Class D	95,174	61,736
*	Ulker Biskuvi Sanayi A.S.	20,543	69,733
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	33,213
*	Yapi ve Kredi Bankasi A.S.	264,665	79,679
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	32,349	30,587

TOTAL TURKEY			3,566,282

UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	134,163	161,242
	Abu Dhabi Islamic Bank PJSC	186,225	181,018
	Aldar Properties PJSC	366,292	178,801
	Arabtec Holding PJSC	131,000	25,076
	Aramex PJSC	144,120	118,092
*	DAMAC Properties Dubai Co. PJSC	126,832	21,232
*	Deyaar Development PJSC	340,965	26,665
	Dubai Financial Market PJSC	170,754	34,014
	Dubai Investments PJSC	45,077	14,616
	Dubai Islamic Bank PJSC	254,793	254,174
*	DXB Entertainments PJSC	565,089	24,026
	Emirates Telecommunications Group Co. PJSC	10,531	44,255
*	Eshraq Investments PJSC	250,000	19,590
	First Abu Dhabi Bank PJSC	85,955	268,036
	National Central Cooling Co. PJSC	18,365	10,510
	RAK Properties PJSC	277,886	27,934

TOTAL UNITED ARAB EMIRATES			1,409,281

TOTAL COMMON STOCKS			464,689,710

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
	Alpargatas SA	21,625	108,922
	Banco ABC Brasil SA	23,516	61,797
	Banco Bradesco SA	142,802	502,889
	Banco do Estado do Rio Grande do Sul SA, Class B	32,700	75,407
	Banco Pan SA	32,200	29,785
	Braskem SA, Class A	6,300	24,491
	Centrais Eletricas Brasileiras SA, Class B	11,500	58,876
	Centrais Eletricas Santa Catarina	3,500	24,394
	Cia de Saneamento do Parana	86,031	78,787
	Cia Energetica de Minas Gerais	103,648	181,454
	Cia Energetica de Sao Paulo, Class B	44,800	231,995
	Cia Energetica do Ceara, Class A	2,900	26,323
	Cia Paranaense de Energia	25,513	255,229
	Eucatex SA Industria e Comercio	11,300	9,974
	Gerdau SA	100,700	217,403
	Grazziotin SA	2,000	9,184
	Itau Unibanco Holding SA	300,300	1,257,440
	Lojas Americanas SA	146,465	670,121
	Marcopolo SA	123,254	64,824
	Randon SA Implementos e Participacoes	36,200	56,584
	Schulz SA	4,400	6,716

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Telefonica Brasil SA	9,700	$81,429
Unipar Carbocloro SA	8,700	37,437

TOTAL BRAZIL		4,071,461

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	7,515	9,181
Embotelladora Andina SA, Class B	35,945	85,848
Sociedad Quimica y Minera de Chile SA, Class B	5,402	128,434

TOTAL CHILE		223,463

COLOMBIA — (0.0%)
Banco Davivienda SA	2,031	14,733
Bancolombia SA	1,625	10,623
Grupo Aval Acciones y Valores SA	442,029	94,346
Grupo de Inversiones Suramericana SA	12,363	58,958

TOTAL COLOMBIA		178,660

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	96	3,051

TOTAL PREFERRED STOCKS		4,476,635

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	515	0

INDIA — (0.0%)
* Arvind Fashions, Ltd. Rights 04/17/20	752	0

SOUTH KOREA — (0.0%)
* HLB, Inc. Rights 05/29/20	157	2,229

TAIWAN — (0.0%)
* Hannstar Board Corp. Rights 05/18/20	3,597	484
* Highlight Tech Corp. Rights 05/07/20	833	126
* Machvision, Inc. Rights 05/11/20	159	469
* Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	59,720	1,486
* YFC Boneagle Electric Co., Ltd Rights 03/04/20	964	6

TOTAL TAIWAN		2,571

THAILAND — (0.0%)
* Tapaco PCL Rights 03/18/22	13,300	231

TOTAL RIGHTS/WARRANTS		5,031

TOTAL INVESTMENT SECURITIES (Cost $505,074,901)		469,171,376

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	518,596	6,000,674

TOTAL INVESTMENTS — (100.0%) (Cost $511,074,115)		$475,172,050

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,192,641	—	—	$24,192,641
Chile	3,526,771	—	—	3,526,771
China	36,304,398	$130,891,154	—	167,195,552
Colombia	811,534	—	—	811,534
Czech Republic	—	333,116	—	333,116
Egypt	210,883	—	—	210,883
Greece	—	1,139,611	—	1,139,611
Hong Kong	—	12,609	—	12,609
Hungary	—	942,690	—	942,690
India	3,991,415	43,484,120	—	47,475,535
Indonesia	173,477	4,509,694	—	4,683,171
Malaysia	—	9,483,761	—	9,483,761
Mexico	8,831,059	—	—	8,831,059
Peru	618,170	—	—	618,170
Philippines	184,759	2,984,901	—	3,169,660
Poland	—	3,321,336	—	3,321,336
Qatar	—	2,125,614	—	2,125,614
Russia	1,477,889	609,494	—	2,087,383
Saudi Arabia	—	1,634,562	—	1,634,562
South Africa	1,389,869	11,727,420	—	13,117,289
South Korea	3,553,607	69,897,759	—	73,451,366
Taiwan	5,548,671	74,716,851	—	80,265,522
Thailand	11,084,312	—	—	11,084,312
Turkey	—	3,566,282	—	3,566,282
United Arab Emirates	—	1,409,281	—	1,409,281
Preferred Stocks
Brazil	4,071,461	—	—	4,071,461
Chile	223,463	—	—	223,463
Colombia	178,660	—	—	178,660
South Korea	—	3,051	—	3,051
Rights/Warrants
South Korea	—	2,229	—	2,229
Taiwan	—	2,571	—	2,571
Thailand	—	231	—	231
Securities Lending Collateral	—	6,000,674	—	6,000,674

TOTAL	$106,373,039	$368,799,011	—	$475,172,050

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	148,002	$9,432,167
	Alaska Communications Systems Group, Inc.	1,400	2,800
*	Alphabet, Inc., Class A	42,773	57,602,399
*	Alphabet, Inc., Class C	43,987	59,323,507
*	Altice USA, Inc., Class A	21,272	552,434
*	AMC Networks, Inc., Class A	5,281	125,952
#*	ANGI Homeservices, Inc., Class A	7,188	48,699
#	Anterix, Inc.	1,500	78,750
	AT&T, Inc.	1,001,982	30,530,392
	ATN International, Inc.	1,149	71,376
	Beasley Broadcast Group, Inc., Class A	325	806
*	Boingo Wireless, Inc.	6,700	93,398
	Cable One, Inc.	700	1,339,002
*	Cargurus, Inc.	3,438	78,661
*	Cars.com, Inc.	7,636	39,554
	CenturyLink, Inc.	125,330	1,331,005
*	Charter Communications, Inc., Class A	22,399	11,092,657
*	Cincinnati Bell, Inc.	7,080	103,722
	Cinemark Holdings, Inc.	5,500	78,540
	Cogent Communications Holdings, Inc.	7,093	594,606
	Comcast Corp., Class A	632,859	23,814,484
*	comScore, Inc.	3,105	8,973
#*	Discovery, Inc., Class A	22,981	515,234
*	Discovery, Inc., Class C	49,542	1,011,152
*	DISH Network Corp., Class A	37,997	950,495
*	Electronic Arts, Inc.	40,040	4,574,970
	Entercom Communications Corp., Class A	21,810	26,608
	Entravision Communications Corp., Class A	7,308	10,670
	EW Scripps Co. (The), Class A	5,927	47,831
*	Facebook, Inc., Class A	342,570	70,127,505
	Fox Corp., Class A	49,702	1,285,791
*	Fox Corp., Class B	23,405	598,232
#	Gannett Co., Inc.	12,726	14,380
*	GCI Liberty, Inc., Class A	12,572	764,755
*	Glu Mobile, Inc.	13,614	106,189
*	Gray Television, Inc.	4,850	56,309
*	IAC/InterActiveCorp	11,168	2,495,825
*	IDT Corp., Class B	1,800	9,720
	Interpublic Group of Cos., Inc. (The)	54,513	925,631
*	Iridium Communications, Inc.	10,799	243,032
	John Wiley & Sons, Inc., Class A	7,302	274,190
*	Liberty Broadband Corp., Class A	3,994	479,360
*	Liberty Broadband Corp., Class C	15,388	1,887,800
*	Liberty Latin America, Ltd., Class A	2,900	31,030
*	Liberty Latin America, Ltd., Class C	16,586	171,499
#*	Liberty Media Corp.-Liberty Braves, Class A	1,077	22,229
*	Liberty Media Corp.-Liberty Braves, Class B	20	419
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	45,504
*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	81,494
*	Liberty Media Corp.-Liberty Formula One, Class C	26,872	865,010
*	Liberty Media Corp.-Liberty SiriusXM, Class A	12,538	422,656
*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	7,078
*	Liberty Media Corp.-Liberty SiriusXM, Class C	23,330	794,853
*	Liberty TripAdvisor Holdings, Inc., Class A	5,545	13,031

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp., Class A	8,177	$58,384
*	Lions Gate Entertainment Corp., Class B	12,760	85,237
#*	Live Nation Entertainment, Inc.	21,437	961,878
*	Madison Square Garden Entertainment Corp.	2,310	191,037
*	Madison Square Garden Sports C	2,310	395,749
	Marcus Corp. (The)	2,400	34,896
#*	Match Group, Inc.	8,088	622,452
	Meredith Corp.	4,576	67,862
#*	MSG Networks, Inc., Class A	5,934	70,496
	National CineMedia, Inc.	6,419	21,183
*	Netflix, Inc.	62,118	26,080,242
#	New York Times Co. (The), Class A	18,633	605,945
	News Corp., Class A	52,850	523,744
	News Corp., Class B	16,856	172,268
	Nexstar Media Group, Inc., Class A	4,328	303,133
#	Omnicom Group, Inc.	30,860	1,759,946
*	ORBCOMM, Inc.	7,396	19,525
#*	Roku, Inc.	9,914	1,201,874
	Saga Communications, Inc., Class A	575	16,169
	Salem Media Group, Inc.	400	345
	Scholastic Corp.	2,600	75,582
	Shenandoah Telecommunications Co.	7,800	417,378
	Sirius XM Holdings, Inc.	235,876	1,394,027
#*	Snap, Inc., Class A	85,099	1,498,593
	Spok Holdings, Inc.	2,839	29,128
*	Take-Two Interactive Software, Inc.	15,957	1,931,595
	TEGNA, Inc.	23,899	256,197
	Telephone and Data Systems, Inc.	14,586	286,177
*	T-Mobile US, Inc.	55,613	4,882,821
	TripAdvisor, Inc.	13,717	273,929
*	TrueCar Inc.	4,430	11,341
*	Twitter, Inc.	96,586	2,770,086
*	United States Cellular Corp.	1,000	31,830
	Verizon Communications, Inc.	583,009	33,493,867
#	ViacomCBS, Inc., Class A	5,128	100,663
	ViacomCBS, Inc., Class B	70,041	1,208,908
*	Vonage Holdings Corp.	25,192	210,605
	Walt Disney Co. (The)	251,838	27,236,280
#	World Wrestling Entertainment, Inc., Class A	5,200	231,244
*	Yelp, Inc.	9,465	211,543
#*	Zedge, Inc., Class B	600	672
*	Zillow Group, Inc., Class A	7,369	320,846
#*	Zillow Group, Inc., Class C	18,207	800,380
*	Zynga, Inc., Class A	117,300	884,442

TOTAL COMMUNICATION SERVICES			396,954,865

CONSUMER DISCRETIONARY — (11.2%)
#*	1-800-Flowers.com, Inc., Class A	3,914	75,110
	Aaron’s, Inc.	9,084	289,870
	Abercrombie & Fitch Co., Class A	8,850	93,633
	Acushnet Holdings Corp.	2,786	76,336
*	Adient P.L.C.	11,297	169,229
*	Adtalem Global Education, Inc.	8,180	259,879
	Advance Auto Parts, Inc.	9,911	1,198,339
*	Amazon.com, Inc.	60,985	150,876,890
#*	American Axle & Manufacturing Holdings, Inc.	13,471	58,195
#	American Eagle Outfitters, Inc.	22,400	178,080
*	American Outdoor Brands Corp.	5,464	51,717
*	America’s Car-Mart, Inc.	1,100	72,545

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aptiv P.L.C.	35,433	$2,464,365
	Aramark	31,206	852,236
#*	Asbury Automotive Group, Inc.	2,900	195,750
	Autoliv, Inc.	10,143	608,783
*	AutoNation, Inc.	6,833	254,461
*	AutoZone, Inc.	3,390	3,458,885
#*	Barnes & Noble Education, Inc.	4,113	7,362
	Bassett Furniture Industries, Inc.	306	2,093
*	BBQ Holdings, Inc.	1,332	3,590
*	Beazer Homes USA, Inc.	779	5,484
#	Bed Bath & Beyond, Inc.	18,932	117,189
	Best Buy Co., Inc.	33,324	2,556,951
	Big Lots, Inc.	5,098	119,548
*	Biglari Holdings, Inc., Class B	7	490
	BJ’s Restaurants, Inc.	2,198	48,048
*	Booking Holdings, Inc.	5,788	8,569,539
*	Boot Barn Holdings, Inc.	3,837	70,831
	BorgWarner, Inc.	24,622	703,451
	Boyd Gaming Corp.	5,900	98,471
*	Bright Horizons Family Solutions, Inc.	8,347	972,008
	Brinker International, Inc.	6,176	143,777
	Brunswick Corp.	10,923	521,246
#	Buckle, Inc. (The)	3,112	47,645
*	Burlington Stores, Inc.	9,600	1,753,824
#*	Caesars Entertainment Corp.	53,109	513,033
	Caleres, Inc.	5,187	42,067
	Callaway Golf Co.	13,384	191,659
*	Capri Holdings, Ltd.	16,100	245,525
#*	CarMax, Inc.	23,538	1,733,574
#	Carnival Corp.	59,462	945,446
	Carriage Services, Inc.	2,167	32,548
#*	Carrols Restaurant Group, Inc.	4,867	17,765
	Carter’s, Inc.	5,900	461,380
#*	Carvana Co.	6,608	529,367
	Cato Corp. (The), Class A	2,761	31,089
*	Cavco Industries, Inc.	1,157	178,965
*	Century Communities, Inc.	1,616	34,615
	Cheesecake Factory, Inc. (The)	5,150	114,794
#*	Chegg, Inc.	14,531	621,200
	Chico’s FAS, Inc.	15,998	23,997
	Children’s Place, Inc. (The)	2,340	69,170
*	Chipotle Mexican Grill, Inc.	3,774	3,315,648
	Choice Hotels International, Inc.	5,483	411,499
	Churchill Downs, Inc.	5,691	570,352
*	Chuy’s Holdings, Inc.	2,100	35,196
	Citi Trends, Inc.	1,200	13,632
	Collectors Universe, Inc.	600	13,182
#	Columbia Sportswear Co.	4,654	339,230
*	Conn’s, Inc.	2,882	19,482
	Cooper Tire & Rubber Co.	6,429	136,231
	Core-Mark Holding Co., Inc.	5,400	155,196
	Cracker Barrel Old Country Store, Inc.	2,416	235,318
*	Crocs, Inc.	9,700	235,225
	Culp, Inc.	1,492	10,608
	Dana, Inc.	18,876	217,074
	Darden Restaurants, Inc.	15,362	1,133,562
*	Deckers Outdoor Corp.	4,300	639,668
#*	Delphi Technologies P.L.C.	9,836	98,262
*	Denny’s Corp.	11,080	124,872

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Designer Brands, Inc., Class A	3,616	$22,962
*	Destination XL Group, Inc.	4,200	1,628
#	Dick’s Sporting Goods, Inc.	7,900	232,181
#	Dillard’s, Inc., Class A	1,953	57,574
	Dine Brands Global, Inc.	2,200	97,658
	Dollar General Corp.	36,219	6,349,191
*	Dollar Tree, Inc.	32,938	2,624,170
	Domino’s Pizza, Inc.	5,701	2,063,363
*	Dorman Products, Inc.	4,878	307,704
	DR Horton, Inc.	49,537	2,339,137
	Dunkin’ Brands Group, Inc.	11,985	753,137
	eBay, Inc.	109,532	4,362,660
#*	Eldorado Resorts, Inc.	6,704	143,734
	Ethan Allen Interiors, Inc.	2,900	32,799
*	Etsy, Inc.	17,544	1,138,079
*	Everi Holdings, Inc.	11,576	57,301
	Expedia Group, Inc.	19,364	1,374,457
	Extended Stay America, Inc.	24,500	266,315
*	Fiesta Restaurant Group, Inc.	2,996	21,796
*	Five Below, Inc.	7,721	696,125
	Flexsteel Industries, Inc.	300	2,880
#*	Floor & Decor Holdings, Inc., Class A	3,288	139,411
	Foot Locker, Inc.	15,542	398,341
	Ford Motor Co.	521,708	2,655,494
*	Fox Factory Holding Corp.	6,502	331,667
*	frontdoor, Inc.	12,501	483,914
#	GameStop Corp., Class A	12,940	74,146
	Gap, Inc. (The)	27,680	224,762
	Garmin, Ltd.	17,212	1,396,926
*	Garrett Motion, Inc.	10,009	54,549
	General Motors Co.	178,711	3,983,468
*	Genesco, Inc.	1,500	28,395
	Gentex Corp.	39,490	957,238
*	Gentherm, Inc.	4,803	179,824
	Genuine Parts Co.	20,593	1,632,613
*	G-III Apparel Group, Ltd.	5,889	66,722
	Goodyear Tire & Rubber Co. (The)	31,675	227,110
	Graham Holdings Co., Class B	608	237,126
*	Grand Canyon Education, Inc.	6,920	595,258
	Group 1 Automotive, Inc.	2,780	157,320
#*	Groupon, Inc.	42,010	51,252
*	GrubHub, Inc.	12,333	589,394
	Guess?, Inc.	8,526	79,718
#	H&R Block, Inc.	31,265	520,562
	Hamilton Beach Brands Holding Co., Class A	574	7,571
#	Hanesbrands, Inc.	51,734	514,236
#	Harley-Davidson, Inc.	19,800	432,234
	Hasbro, Inc.	17,548	1,267,141
	Haverty Furniture Cos., Inc.	1,700	23,001
*	Helen of Troy, Ltd.	3,400	558,552
*	Hibbett Sports, Inc.	2,888	44,562
*	Hilton Grand Vacations, Inc.	6,405	131,943
	Hilton Worldwide Holdings, Inc.	37,820	2,863,352
	Home Depot, Inc. (The)	153,784	33,806,337
	Hooker Furniture Corp.	1,300	19,487
#	Hyatt Hotels Corp., Class A	6,193	348,418
*	Installed Building Products, Inc.	3,123	153,995
#	International Game Technology P.L.C.	7,805	58,850
*	iRobot Corp.	3,667	223,540

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	J Alexander’s Holdings, Inc.	1,458	$7,713
	Jack in the Box, Inc.	3,400	205,020
	Johnson Outdoors, Inc., Class A	1,187	81,143
*	K12, Inc.	3,115	70,742
	KB Home	8,900	233,536
	Kohl’s Corp.	3,719	68,653
#*	Kontoor Brands, Inc.	6,566	127,446
	L Brands, Inc.	32,088	381,526
#*	Lakeland Industries, Inc.	1,000	13,620
#*	Lands’ End, Inc.	1,303	11,089
	Las Vegas Sands Corp.	49,030	2,354,421
*	Laureate Education, Inc., Class A	11,129	105,392
	La-Z-Boy, Inc.	6,000	140,700
	LCI Industries	3,621	314,013
	Lear Corp.	8,444	824,557
	Leggett & Platt, Inc.	18,177	638,558
	Lennar Corp., Class A	37,411	1,873,169
	Lennar Corp., Class B	1,957	74,660
#*	LGI Homes, Inc.	2,722	164,899
	Lifetime Brands, Inc.	300	1,710
	Lithia Motors, Inc., Class A	2,987	330,243
*	LKQ Corp.	43,479	1,136,976
	Lowe’s Cos., Inc.	108,474	11,362,652
*	Luby’s, Inc.	1,849	1,553
*	Lululemon Athletica, Inc.	14,983	3,348,401
*	M/I Homes, Inc.	2,750	70,015
#	Macy’s, Inc.	41,752	244,667
*	Malibu Boats, Inc., Class A	3,500	120,330
	Marine Products Corp.	1,049	10,196
*	MarineMax, Inc.	2,151	30,996
	Marriott International, Inc., Class A	39,776	3,617,229
	Marriott Vacations Worldwide Corp.	4,789	397,487
*	MasterCraft Boat Holdings, Inc.	1,708	17,849
#*	Mattel, Inc.	25,422	221,680
	McDonald’s Corp.	106,564	19,987,144
	MDC Holdings, Inc.	9,204	269,217
»	Media General, Inc.	3,778	357
*	Meritage Homes Corp.	3,700	194,472
	MGM Resorts International	54,564	918,312
#*	Michaels Cos., Inc. (The)	10,455	31,783
*	Modine Manufacturing Co.	4,337	20,080
*	Mohawk Industries, Inc.	8,319	729,743
*	Monarch Casino & Resort, Inc.	1,845	61,512
	Monro, Inc.	3,878	215,190
#*	Motorcar Parts of America, Inc.	2,528	35,973
	Movado Group, Inc.	2,362	24,352
*	Murphy USA, Inc.	4,848	517,766
	Nathan’s Famous, Inc.	509	28,641
*	National Vision Holdings, Inc.	7,815	207,098
*	Nautilus, Inc.	4,149	26,927
	Newell Brands, Inc.	39,875	553,465
	NIKE, Inc., Class B	177,841	15,504,178
#	Nordstrom, Inc.	14,674	275,578
*	Norwegian Cruise Line Holdings, Ltd.	26,978	442,439
*	NVR, Inc.	490	1,519,000
	Office Depot, Inc.	63,658	141,321
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,467	507,084
*	O’Reilly Automotive, Inc.	10,749	4,152,769
	Oxford Industries, Inc.	1,082	45,357

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Papa John’s International, Inc.	3,800	$273,296
#*	Party City Holdco, Inc.	8,880	6,736
#*	Penn National Gaming, Inc.	10,066	179,376
	Penske Automotive Group, Inc.	4,700	169,106
*	Perdoceo Education Corp.	6,800	88,400
#	PetMed Express, Inc.	2,200	87,054
*	Planet Fitness, Inc., Class A	12,471	752,375
*	PlayAGS, Inc.	5,260	23,091
	Polaris, Inc.	8,338	591,414
	Pool Corp.	5,784	1,224,241
	PulteGroup, Inc.	36,663	1,036,463
	PVH Corp.	9,783	481,617
*	Quotient Technology Inc.	8,507	61,080
*	Qurate Retail, Inc.	61,253	493,393
	Ralph Lauren Corp.	6,732	496,687
	RCI Hospitality Holdings, Inc.	1,000	12,530
#*	Red Lion Hotels Corp.	1,483	2,388
#*	Red Robin Gourmet Burgers, Inc.	1,821	26,641
	Red Rock Resorts, Inc., Class A	8,652	94,826
#*	Regis Corp.	4,556	56,586
	Rent-A-Center, Inc.	6,145	122,316
*	RH	2,835	407,616
	Rocky Brands, Inc.	231	4,955
	Ross Stores, Inc.	50,961	4,655,797
#	Royal Caribbean Cruises, Ltd.	23,200	1,085,064
*	Rubicon Project, Inc. (The)	1,283	9,199
	Ruth’s Hospitality Group, Inc.	4,284	48,216
*	Sally Beauty Holdings, Inc.	10,500	101,955
#*	Scientific Games Corp., Class A	5,171	65,206
	Service Corp. International	22,783	837,047
*	ServiceMaster Global Holdings, Inc.	18,614	633,807
#*	Shake Shack, Inc., Class A	3,585	195,418
*	Shiloh Industries, Inc.	1,564	1,736
	Shoe Carnival, Inc.	771	18,211
	Shutterstock, Inc.	2,383	90,554
	Six Flags Entertainment Corp.	8,978	179,650
*	Skechers U.S.A., Inc., Class A	19,250	542,465
*	Skyline Champion Corp.	3,143	61,949
*	Sleep Number Corp.	5,594	167,261
	Sonic Automotive, Inc., Class A	4,001	85,741
*	Stamps.com, Inc.	2,013	318,598
	Standard Motor Products, Inc.	3,866	157,308
	Starbucks Corp.	168,476	12,927,164
	Steven Madden, Ltd.	10,338	259,174
*	Stoneridge, Inc.	3,400	68,102
	Strategic Education, Inc.	3,690	587,817
	Superior Group of Cos, Inc.	324	2,825
#	Tailored Brands, Inc.	6,906	11,464
*	Tandy Leather Factory, Inc.	663	2,632
	Tapestry, Inc.	39,190	583,147
	Target Corp.	70,314	7,716,258
*	Taylor Morrison Home Corp.	15,529	225,947
*	Tempur Sealy International, Inc.	6,523	350,611
#	Tenneco, Inc., Class A	6,595	34,228
*	Tesla, Inc.	19,769	15,456,986
	Texas Roadhouse, Inc.	7,857	369,986
#	Thor Industries, Inc.	4,074	269,699
	Tiffany & Co.	14,675	1,856,388
	TJX Cos., Inc. (The)	170,258	8,351,155

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	19,290	$463,346
*	TopBuild Corp.	5,949	554,387
	Tractor Supply Co.	17,053	1,729,686
#*	TRI Pointe Group, Inc.	14,747	169,296
	Tupperware Brands Corp.	6,100	19,642
*	Ulta Beauty, Inc.	7,773	1,693,892
#*	Under Armour, Inc., Class A	25,722	268,023
*	Under Armour, Inc., Class C	15,658	145,150
*	Unifi, Inc.	1,766	18,278
*	Universal Electronics, Inc.	1,700	70,176
*	Urban Outfitters, Inc.	10,550	182,937
	Vail Resorts, Inc.	5,629	962,559
#*	Veoneer, Inc.	10,946	107,052
*	Vera Bradley, Inc.	2,206	12,155
	VF Corp.	47,893	2,782,583
*	Vista Outdoor, Inc.	7,300	73,876
*	Visteon Corp.	4,607	277,802
#*	Wayfair, Inc., Class A	7,810	968,752
	Wendy’s Co. (The)	26,524	526,767
#	Whirlpool Corp.	8,561	956,606
#	Williams-Sonoma, Inc.	11,160	690,134
	Wingstop, Inc.	4,405	516,574
	Winmark Corp.	300	45,000
	Winnebago Industries, Inc.	5,624	249,537
	Wolverine World Wide, Inc.	10,800	221,292
*	WW International, Inc	5,008	127,754
	Wyndham Destinations, Inc.	13,602	347,803
	Wyndham Hotels & Resorts, Inc.	13,602	512,931
	Wynn Resorts, Ltd.	12,566	1,074,770
#*	YETI Holdings, Inc.	1,348	37,218
	Yum! Brands, Inc.	43,884	3,792,894
#*	ZAGG, Inc.	171	564
*	Zumiez, Inc.	2,400	50,736

TOTAL CONSUMER DISCRETIONARY			428,613,284

CONSUMER STAPLES — (7.0%)
	Alico, Inc.	496	14,538
	Altria Group, Inc.	253,616	9,954,428
	Andersons, Inc. (The)	3,670	62,280
	Archer-Daniels-Midland Co.	75,911	2,819,335
#	B&G Foods, Inc.	8,042	156,176
#*	BJ’s Wholesale Club Holdings, Inc.	15,319	403,043
#*	Boston Beer Co., Inc. (The), Class A	1,385	646,116
	Brown-Forman Corp., Class A	14,752	836,733
#	Brown-Forman Corp., Class B	45,666	2,840,425
	Bunge, Ltd.	19,314	766,186
#	Calavo Growers, Inc.	2,564	148,712
	Cal-Maine Foods, Inc.	4,200	174,342
	Campbell Soup Co.	22,586	1,128,848
	Casey’s General Stores, Inc.	5,202	787,635
*	Central Garden & Pet Co.	1,175	38,704
*	Central Garden & Pet Co., Class A	5,929	180,301
	Church & Dwight Co., Inc.	35,040	2,452,450
	Clorox Co. (The)	18,252	3,402,903
	Coca-Cola Co. (The)	584,634	26,828,854
	Coca-Cola Consolidated, Inc.	781	183,902
	Colgate-Palmolive Co.	117,195	8,235,293
	Conagra Brands, Inc.	61,443	2,054,654
	Constellation Brands, Inc., Class A	22,797	3,754,438

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	63,231	$19,158,993
	Coty, Inc., Class A	10,611	57,830
*	Darling Ingredients, Inc.	26,952	554,942
*	Edgewell Personal Care Co.	7,514	207,462
	Energizer Holdings, Inc.	8,994	350,406
	Estee Lauder Cos., Inc. (The), Class A	31,577	5,570,183
*	Farmer Bros Co.	1,300	12,012
	Flowers Foods, Inc.	27,221	606,484
#	Fresh Del Monte Produce, Inc.	3,973	113,270
*	Freshpet Inc.	5,192	391,529
	General Mills, Inc.	85,449	5,117,541
#*	Hain Celestial Group, Inc. (The)	12,400	320,416
*	Herbalife Nutrition, Ltd.	17,200	642,420
	Hershey Co. (The)	21,470	2,843,272
#	Hormel Foods Corp.	43,356	2,031,229
*	Hostess Brands, Inc.	12,730	153,015
	Ingles Markets, Inc., Class A	1,110	45,321
	Ingredion, Inc.	9,295	754,754
	Inter Parfums, Inc.	3,030	135,411
	J&J Snack Foods Corp.	1,991	252,917
	JM Smucker Co. (The)	15,490	1,779,956
	John B. Sanfilippo & Son, Inc.	1,301	106,851
	Kellogg Co.	37,357	2,446,883
#	Keurig Dr Pepper, Inc.	32,027	847,434
	Kimberly-Clark Corp.	48,614	6,732,067
	Kraft Heinz Co. (The)	70,690	2,144,028
	Kroger Co. (The)	108,952	3,443,973
	Lamb Weston Holdings, Inc.	20,571	1,262,237
	Lancaster Colony Corp.	3,096	416,814
*	Landec Corp.	3,992	44,511
*	Lifeway Foods, Inc.	315	835
	McCormick & Co., Inc.	607	95,038
	McCormick & Co., Inc. Non-Voting	17,270	2,708,627
#	Medifast, Inc.	2,100	159,348
	MGP Ingredients, Inc.	1,414	53,350
	Molson Coors Beverage Co., Class B	22,047	904,147
	Mondelez International, Inc., Class A	203,605	10,473,441
*	Monster Beverage Corp.	56,806	3,511,179
#*	National Beverage Corp.	1,044	52,440
*	Natura & Co. Holding SA, ADR	22,293	290,032
*	Natural Alternatives International, Inc.	1,000	6,900
	Nu Skin Enterprises, Inc., Class A	7,059	206,193
	Oil-Dri Corp. of America	641	23,967
	PepsiCo, Inc.	198,284	26,230,990
*	Performance Food Group Co.	15,639	459,005
	Philip Morris International, Inc.	209,357	15,618,032
*	Pilgrim’s Pride Corp.	9,583	210,826
*	Post Holdings, Inc.	9,248	849,429
	PriceSmart, Inc.	2,200	139,788
	Procter & Gamble Co. (The)	353,966	41,721,972
#*	Pyxus International, Inc.	876	2,295
#*	Revlon, Inc., Class A	1,909	25,428
*	Rite Aid Corp.	3,039	43,549
	Rocky Mountain Chocolate Factory, Inc.	950	4,398
	Sanderson Farms, Inc.	2,941	400,388
*	Seneca Foods Corp., Class A	500	17,990
*	Simply Good Foods Co. (The)	8,484	159,923
	SpartanNash Co.	4,621	79,250
	Spectrum Brands Holdings, Inc.	3,341	143,863

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Sprouts Farmers Market, Inc.	16,414	$341,083
	Sysco Corp.	68,280	3,842,116
#	Tootsie Roll Industries, Inc.	2,444	85,858
*	TreeHouse Foods, Inc.	6,632	343,073
	Tyson Foods, Inc., Class A	41,051	2,552,962
*	United Natural Foods, Inc.	6,000	63,840
	United-Guardian, Inc.	600	8,730
	Universal Corp.	2,600	125,762
*	US Foods Holding Corp.	27,981	601,591
*	USANA Health Sciences, Inc.	1,600	142,752
	Vector Group, Ltd.	13,792	147,574
	Walgreens Boots Alliance, Inc.	105,327	4,559,606
	Walmart, Inc.	201,176	24,452,943
	WD-40 Co.	1,826	318,235
	Weis Markets, Inc.	1,930	96,558

TOTAL CONSUMER STAPLES			268,689,763

ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	300	8,381
	Apache Corp.	42,521	556,175
#*	Apergy Corp.	8,890	81,877
	Archrock, Inc.	19,196	92,333
	Baker Hughes Co.	83,738	1,168,145
	Cabot Oil & Gas Corp.	58,926	1,273,980
	Cactus, Inc., Class A	5,066	90,074
#*	California Resources Corp.	3,790	10,612
#*	Callon Petroleum Co.	31,797	29,880
*	Cheniere Energy, Inc.	31,700	1,480,073
	Chevron Corp.	266,455	24,513,860
	Cimarex Energy Co.	12,091	307,353
*	CNX Resources Corp.	26,415	279,999
	Concho Resources, Inc.	25,623	1,453,337
	ConocoPhillips	152,275	6,410,778
*	CONSOL Energy, Inc.	3,000	22,770
#	Continental Resources, Inc.	5,980	98,012
	Core Laboratories NV	4,453	87,323
	CVR Energy, Inc.	3,746	89,342
	Delek US Holdings, Inc.	10,681	249,401
	Devon Energy Corp.	42,851	534,352
	DHT Holdings, Inc.	6,363	46,195
#*	Diamond Offshore Drilling, Inc.	2,906	683
	Diamondback Energy, Inc.	9,200	400,568
	DMC Global, Inc.	1,705	44,006
*	Dorian LPG, Ltd.	487	4,622
#*	Dril-Quip, Inc.	4,787	158,593
	EOG Resources, Inc.	79,577	3,780,703
	EQT Corp.	31,015	452,509
#	Equitrans Midstream Corp	22,884	191,768
*	Era Group, Inc.	2,200	11,264
	Exxon Mobil Corp.	588,622	27,353,264
*	Frank’s International NV	4,232	10,284
*	Geospace Technologies Corp.	1,000	6,210
#	Green Plains, Inc.	3,514	20,627
*	Gulf Island Fabrication, Inc.	1,100	3,322
	Halliburton Co.	114,112	1,198,176
*	Helix Energy Solutions Group, Inc.	21,664	55,027
#	Helmerich & Payne, Inc.	13,367	264,266
	Hess Corp.	37,822	1,839,662
	HollyFrontier Corp.	17,036	562,869

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	International Seaways, Inc.	2,164	$52,369
	Kinder Morgan, Inc.	293,553	4,470,812
	Kosmos Energy, Ltd.	13,182	21,750
	Marathon Oil Corp.	113,277	693,255
	Marathon Petroleum Corp.	88,458	2,837,733
#*	Matador Resources Co.	15,199	107,001
*	Matrix Service Co.	3,244	33,867
#	Nabors Industries, Ltd.	976	14,369
	NACCO Industries, Inc., Class A	287	10,088
	National Oilwell Varco, Inc.	45,868	579,772
*	Natural Gas Services Group, Inc.	1,600	10,160
*	Newpark Resources, Inc.	11,836	18,109
*	NexTier Oilfield Solutions, Inc.	11,007	25,536
	Noble Energy, Inc.	67,192	659,154
#*	Oasis Petroleum, Inc.	19,067	13,421
#	Occidental Petroleum Corp.	105,705	1,754,703
*	Oceaneering International, Inc.	15,269	78,483
*	Oil States International, Inc.	8,123	27,943
	ONEOK, Inc.	58,148	1,740,370
	Panhandle Oil and Gas, Inc., Class A	2,000	8,660
*	Par Pacific Holdings, Inc.	5,285	51,370
	Parsley Energy, Inc., Class A	41,843	395,416
	Patterson-UTI Energy, Inc.	23,025	84,962
	PBF Energy, Inc., Class A	15,842	180,599
#*	PDC Energy, Inc.	12,654	164,375
	Peabody Energy Corp.	6,060	20,543
#*	Penn Virginia Corp.	1,500	9,435
	Phillips 66	59,804	4,375,859
	Pioneer Natural Resources Co.	23,789	2,124,596
*	ProPetro Holding Corp.	11,426	48,446
#*	Renewable Energy Group, Inc.	5,800	143,898
*	REX American Resources Corp.	400	23,792
#	RPC, Inc.	9,225	31,457
	Schlumberger, Ltd.	173,431	2,917,109
	Scorpio Tankers, Inc.	5,675	124,226
*	SEACOR Holdings, Inc.	2,200	62,172
*	SEACOR Marine Holdings, Inc.	2,211	6,920
	SFL Corp., Ltd.	6,400	72,256
	SM Energy Co.	15,100	61,155
*	Southwestern Energy Co.	67,154	216,907
#*	Talos Energy, Inc.	1,493	17,005
	Targa Resources Corp.	30,953	401,151
	TechnipFMC P.L.C.	52,104	464,247
*	Tidewater, Inc.	2,855	16,445
#*	Transocean, Ltd.	15,162	19,407
#	Valaris P.L.C.	8,950	4,077
	Valero Energy Corp.	55,700	3,528,595
#*	W&T Offshore, Inc.	6,703	18,567
	Williams Cos., Inc. (The)	159,016	3,080,140
	World Fuel Services Corp.	11,745	293,625
*	WPX Energy, Inc.	61,784	378,736

TOTAL ENERGY			107,737,718

FINANCIALS — (11.2%)
	1st Source Corp.	2,189	76,024
	Affiliated Managers Group, Inc.	6,797	475,518
	Aflac, Inc.	100,782	3,753,122
	Alleghany Corp.	2,070	1,104,780
	Allstate Corp. (The)	46,238	4,703,329

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	50,951	$835,087
*	Ambac Financial Group, Inc.	5,480	94,256
	American Equity Investment Life Holding Co.	11,011	231,451
	American Express Co.	99,588	9,087,405
	American Financial Group, Inc.	10,824	716,982
	American International Group, Inc.	123,774	3,147,573
	American National Insurance Co.	1,169	94,104
	American River Bankshares	882	8,300
	Ameriprise Financial, Inc.	18,693	2,148,573
	Ameris Bancorp	6,188	157,361
	AMERISAFE, Inc.	2,573	163,823
	AmeriServ Financial, Inc.	100	319
	Aon P.L.C.	37,216	6,426,087
*	Arch Capital Group, Ltd.	51,658	1,241,342
	Ares Management Corp., Class A	16,466	552,434
	Argo Group International Holdings, Ltd.	4,563	161,348
	Arrow Financial Corp.	1,060	30,210
	Arthur J Gallagher & Co.	24,432	1,917,912
	Artisan Partners Asset Management, Inc., Class A	1,597	47,016
	Associated Banc-Corp	23,096	326,577
	Assurant, Inc.	8,626	916,426
	Assured Guaranty, Ltd.	15,585	463,342
*	Asta Funding, Inc.	47	545
*	Athene Holding, Ltd., Class A	17,747	479,169
	Atlantic Union Bankshares Corp.	8,455	201,821
#*	Atlanticus Holdings Corp.	1,196	19,256
	Axis Capital Holdings, Ltd.	12,040	440,664
*	Axos Financial, Inc.	7,924	182,648
	Banc of California, Inc.	5,496	57,268
	BancFirst Corp.	1,856	71,475
*	Bancorp, Inc. (The)	7,268	50,658
	BancorpSouth Bank	11,034	241,534
	Bank of America Corp.	1,181,124	28,406,032
#	Bank of Hawaii Corp.	5,700	388,626
	Bank of New York Mellon Corp. (The)	119,155	4,473,079
	Bank of NT Butterfield & Son, Ltd. (The)	6,637	146,080
	Bank OZK	16,396	370,878
	BankUnited, Inc.	6,614	131,023
	Banner Corp.	3,457	132,853
*	Berkshire Hathaway, Inc., Class B	276,992	51,897,221
	Berkshire Hills Bancorp, Inc.	5,968	101,695
	BGC Partners, Inc., Class A	34,233	105,951
	BlackRock, Inc.	16,542	8,304,746
	Blackstone Group, Inc. (The), Class A	80,722	4,216,917
*	Blucora, Inc.	5,747	80,860
#	BOK Financial Corp.	3,544	183,544
	Boston Private Financial Holdings, Inc.	6,705	50,958
	Bridge Bancorp, Inc.	439	9,083
*	Brighthouse Financial, Inc.	1,014	26,070
*	BrightSphere Investment Group P.L.C.	4,335	32,122
	Brookline Bancorp, Inc.	9,168	93,605
	Brown & Brown, Inc.	34,636	1,243,779
	Bryn Mawr Bank Corp.	2,727	79,397
	Cadence BanCorp	18,148	120,140
»	Calamos Asset Management, Inc., Class A	1,676	0
	Camden National Corp.	900	29,475
*	Cannae Holdings, Inc.	8,442	266,345
	Capital City Bank Group, Inc.	1,069	23,561
	Capital One Financial Corp.	62,251	4,031,375

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	16,210	$194,358
	Carolina Financial Corp.	853	28,857
	Cathay General Bancorp	10,064	280,987
	Cboe Global Markets, Inc.	15,291	1,519,620
	CenterState Bank Corp.	13,823	240,382
	Central Pacific Financial Corp.	4,331	75,749
	Charles Schwab Corp. (The)	157,643	5,946,294
	Chubb, Ltd.	61,500	6,642,615
	Cincinnati Financial Corp.	20,767	1,366,469
	CIT Group, Inc.	14,192	269,364
	Citigroup, Inc.	292,676	14,212,347
	Citizens Community Bancorp, Inc.	600	4,620
	Citizens Financial Group, Inc.	58,170	1,302,426
#*	Citizens, Inc.	4,015	22,323
	City Holding Co.	1,857	125,515
	CME Group, Inc.	49,592	8,837,790
	CNA Financial Corp.	4,268	134,783
	CNB Financial Corp.	280	4,967
	CNO Financial Group, Inc.	21,200	298,072
	Cohen & Steers, Inc.	3,355	193,718
	Columbia Banking System, Inc.	9,823	265,123
*	Columbia Financial, Inc.	4,380	61,999
	Comerica, Inc.	19,100	665,826
#	Commerce Bancshares, Inc.	15,536	950,648
	Community Bank System, Inc.	7,087	442,867
	Community Trust Bancorp, Inc.	1,749	59,291
	ConnectOne Bancorp, Inc.	3,250	48,555
#*	Consumer Portfolio Services, Inc.	1,025	3,034
	Cowen, Inc., Class A	4,021	44,030
	Crawford & Co., Class A	3,717	26,465
	Crawford & Co., Class B	1,800	11,880
#*	Credit Acceptance Corp.	1,359	423,424
#	Cullen/Frost Bankers, Inc.	7,481	537,585
*	Customers Bancorp, Inc.	2,950	37,642
	CVB Financial Corp.	13,135	273,011
	Diamond Hill Investment Group, Inc.	388	42,509
	Dime Community Bancshares, Inc.	5,980	98,251
	Discover Financial Services	43,979	1,889,778
	Donegal Group, Inc., Class A	1,374	19,676
*	Donnelley Financial Solutions, Inc.	4,653	33,874
	E*TRADE Financial Corp.	34,791	1,412,863
	Eagle Bancorp, Inc.	5,963	209,182
	East West Bancorp, Inc.	18,946	664,436
	Eaton Vance Corp.	17,021	624,671
*	eHealth, Inc.	3,115	332,370
	Employers Holdings, Inc.	3,900	118,443
#*	Encore Capital Group, Inc.	2,794	72,588
*	Enova International, Inc.	4,161	66,742
*	Enstar Group, Ltd.	1,377	199,142
	Enterprise Financial Services Corp.	3,580	110,049
	Erie Indemnity Co., Class A	3,717	661,849
	ESSA Bancorp, Inc.	707	8,484
	Essent Group, Ltd.	11,696	319,535
	Evercore, Inc., Class A	5,480	282,768
	Everest Re Group, Ltd.	5,600	969,528
#	FactSet Research Systems, Inc.	5,709	1,569,975
	FB Financial Corp.	2,295	51,270
	FBL Financial Group, Inc., Class A	2,100	82,068
	Federal Agricultural Mortgage Corp., Class C	1,372	91,416

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Federated Hermes, Inc., Class B	12,401	$282,371
	FedNat Holding Co.	1,029	12,471
	Fidelity National Financial, Inc.	34,550	934,577
	Fifth Third Bancorp	96,778	1,808,781
	Financial Institutions, Inc.	1,243	24,052
	First American Financial Corp.	16,328	753,047
	First Bancorp	2,600	69,134
	First BanCorp	37,277	217,325
	First Busey Corp.	4,518	83,222
	First Citizens BancShares, Inc., Class A	1,022	390,404
	First Commonwealth Financial Corp.	18,545	176,548
	First Community Bancshares, Inc.	1,700	40,069
	First Defiance Financial Corp.	3,297	57,302
	First Financial Bancorp	10,146	156,045
	First Financial Bankshares, Inc.	18,270	508,819
	First Financial Corp.	1,135	40,315
	First Hawaiian, Inc.	10,300	181,177
	First Horizon National Corp.	40,525	367,967
	First Interstate BancSystem, Inc., Class A	3,727	125,973
	First Merchants Corp.	6,618	187,356
	First Midwest Bancorp, Inc.	13,632	201,481
	First Republic Bank	23,012	2,399,921
	FirstCash, Inc.	7,602	546,128
	Flagstar Bancorp, Inc.	3,528	91,410
	Flushing Financial Corp.	3,663	45,751
	FNB Corp.	17,619	142,538
#	Franklin Resources, Inc.	42,000	791,280
	Fulton Financial Corp.	20,459	239,166
	GAMCO Investors, Inc., Class A	467	6,043
*	Genworth Financial, Inc., Class A	57,056	207,113
	German American Bancorp, Inc.	2,097	62,344
	Glacier Bancorp, Inc.	11,940	454,675
	Global Indemnity, Ltd.	1,204	29,606
	Globe Life, Inc	14,850	1,222,749
	Goldman Sachs Group, Inc. (The)	44,542	8,169,894
#*	Goosehead Insurance, Inc., Class A	1,900	106,666
	Great Southern Bancorp, Inc.	1,100	46,827
	Great Western Bancorp, Inc.	7,415	139,402
*	Green Dot Corp., Class A	6,227	189,923
#*	Greenlight Capital Re, Ltd., Class A	2,682	17,487
*	Hallmark Financial Services, Inc.	1,034	4,467
	Hamilton Lane, Inc., Class A	2,969	192,540
	Hancock Whitney Corp.	13,063	273,147
	Hanmi Financial Corp.	4,412	53,253
	Hanover Insurance Group, Inc. (The)	6,256	627,977
	Hartford Financial Services Group, Inc. (The)	49,236	1,870,476
	HCI Group, Inc.	1,104	45,982
	Heartland Financial USA, Inc.	4,337	147,328
	Heritage Commerce Corp.	6,041	53,644
	Heritage Financial Corp.	2,982	59,789
	Hilltop Holdings, Inc.	10,020	193,386
#	Home BancShares, Inc.	20,650	316,564
	HomeStreet, Inc.	2,186	55,852
	HomeTrust Bancshares, Inc.	1,062	16,323
	Hope Bancorp, Inc.	15,457	153,797
	Horace Mann Educators Corp.	6,852	240,916
	Horizon Bancorp, Inc.	2,741	31,193
	Houlihan Lokey, Inc.	5,896	350,104
	Huntington Bancshares, Inc.	145,799	1,347,183

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	IBERIABANK Corp.	7,980	$330,851
	Independence Holding Co.	2,640	73,022
	Independent Bank Corp.	4,827	351,840
	Independent Bank Group, Inc.	3,987	120,846
	Interactive Brokers Group, Inc., Class A	9,172	376,052
	Intercontinental Exchange, Inc.	79,449	7,106,713
	International Bancshares Corp.	7,870	228,151
*	INTL. FCStone, Inc.	2,928	117,003
	Invesco, Ltd.	48,960	422,035
	Investors Bancorp, Inc.	33,300	310,023
	James River Group Holdings, Ltd.	4,178	148,235
	Janus Henderson Group P.L.C.	8,677	155,318
	Jefferies Financial Group, Inc.	13,895	190,639
	JPMorgan Chase & Co.	436,967	41,843,960
	Kearny Financial Corp.	10,367	96,413
	Kemper Corp.	7,586	509,931
	KeyCorp	131,992	1,537,707
	Kinsale Capital Group, Inc.	3,185	345,955
	KKR & Co., Inc., Class A	53,562	1,350,298
	Lakeland Bancorp, Inc.	3,852	43,104
	Lakeland Financial Corp.	3,274	138,588
	Lazard, Ltd., Class A	3,022	83,105
	Legg Mason, Inc.	13,474	671,409
#*	LendingClub Corp.	7,919	60,739
#*	LendingTree, Inc.	1,121	279,544
	Lincoln National Corp.	28,868	1,023,948
	Live Oak Bancshares, Inc.	1,853	25,849
	Loews Corp.	36,005	1,247,933
	LPL Financial Holdings, Inc.	12,308	741,188
	M&T Bank Corp.	18,016	2,019,233
	Macatawa Bank Corp.	886	6,804
*	Markel Corp.	1,959	1,696,181
	MarketAxess Holdings, Inc.	5,027	2,287,335
	Marlin Business Services Corp.	1,200	12,768
	Marsh & McLennan Cos., Inc.	69,886	6,802,004
#*	MBIA, Inc.	14,600	118,844
	Mercantile Bank Corp.	285	6,726
	Mercury General Corp.	3,136	128,451
	Meridian Bancorp, Inc.	4,269	50,289
	Meta Financial Group, Inc.	3,312	61,007
	MetLife, Inc.	112,425	4,056,294
	MGIC Investment Corp.	15,500	113,305
	Moelis & Co., Class A	5,879	175,606
	Moody’s Corp.	24,111	5,880,673
	Morgan Stanley	156,407	6,167,128
	Morningstar, Inc.	3,131	488,311
*	Mr Cooper Group, Inc.	5,755	55,133
	MSCI, Inc.	12,343	4,036,161
	Nasdaq, Inc.	15,231	1,670,384
	National Bank Holdings Corp., Class A	4,119	109,483
	National General Holdings Corp.	7,887	150,090
	National Western Life Group, Inc., Class A	328	63,215
	Navient Corp.	24,123	183,817
	NBT Bancorp, Inc.	5,284	175,059
	Nelnet, Inc., Class A	3,140	151,191
	New York Community Bancorp, Inc.	64,046	695,540
»	NewStar Financial, Inc.	3,834	2,693
*	NMI Holdings, Inc., Class A	9,277	125,425
	Northern Trust Corp.	27,055	2,141,674

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	5,064	$57,071
	Northrim BanCorp, Inc.	600	14,070
	Northwest Bancshares, Inc.	13,916	147,649
	OceanFirst Financial Corp.	5,616	94,630
	OFG Bancorp	7,161	90,085
	Old National Bancorp	20,761	294,183
	Old Republic International Corp.	35,057	559,159
	OneMain Holdings, Inc.	9,240	223,700
	Oppenheimer Holdings, Inc., Class A	765	15,744
	Opus Bank	2,493	47,915
*	Pacific Mercantile Bancorp	1,425	5,714
	Pacific Premier Bancorp, Inc.	4,952	105,725
	PacWest Bancorp	15,683	317,424
	Park National Corp.	1,287	102,934
	Patriot National Bancorp, Inc.	20	114
	Peapack-Gladstone Financial Corp.	1,562	29,475
	Pennymac Financial Services, Inc.	6,634	200,148
	Peoples Bancorp, Inc.	1,197	29,099
	People’s United Financial, Inc.	53,140	674,347
	Pinnacle Financial Partners, Inc.	10,246	412,401
	Piper Sandler Cos.	1,704	91,863
	PJT Partners, Inc., Class A	2,689	130,793
	PNC Financial Services Group, Inc. (The)	61,148	6,522,657
	Popular, Inc.	12,467	481,102
*	PRA Group, Inc.	5,700	158,118
	Preferred Bank	1,290	49,213
	Primerica, Inc.	6,182	642,372
	Principal Financial Group, Inc.	36,340	1,323,139
	ProAssurance Corp.	6,800	145,452
	Progressive Corp. (The)	80,974	6,259,290
	Prosperity Bancshares, Inc.	13,644	817,685
	Protective Insurance Corp., Class B	562	8,778
	Provident Financial Services, Inc.	8,862	127,170
	Prudential Financial, Inc.	54,028	3,369,726
	Pzena Investment Management, Inc., Class A	566	2,785
	Radian Group, Inc.	18,341	274,748
	Raymond James Financial, Inc.	17,400	1,147,008
*	Regional Management Corp.	133	2,120
	Regions Financial Corp.	145,331	1,562,308
	Reinsurance Group of America, Inc.	8,590	899,201
	RenaissanceRe Holdings, Ltd.	5,405	789,184
	Renasant Corp.	3,995	104,789
	Republic Bancorp, Inc., Class A	805	26,831
*	Republic First Bancorp, Inc.	500	1,315
	Riverview Bancorp, Inc.	1,205	6,664
	RLI Corp.	6,014	438,000
	S&P Global, Inc.	34,388	10,071,557
	S&T Bancorp, Inc.	5,542	148,027
	Safeguard Scientifics, Inc.	1,767	12,528
	Safety Insurance Group, Inc.	1,800	151,416
	Sandy Spring Bancorp, Inc.	5,289	134,869
	Santander Consumer USA Holdings, Inc.	14,728	229,610
*	Seacoast Banking Corp. of Florida	2,685	60,332
	SEI Investments Co.	20,218	1,030,309
	Selective Insurance Group, Inc.	8,098	405,953
	ServisFirst Bancshares, Inc.	5,118	181,791
	Sierra Bancorp	240	4,872
	Signature Bank	6,794	728,181
	Simmons First National Corp., Class A	11,400	213,180

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	53,247	$444,080
	South State Corp.	4,405	254,785
	Southside Bancshares, Inc.	3,294	100,171
	State Auto Financial Corp.	1,800	45,162
	State Street Corp.	49,514	3,121,363
	Sterling Bancorp	15,708	193,680
	Stewart Information Services Corp.	2,494	79,459
	Stifel Financial Corp.	8,789	389,177
	Stock Yards Bancorp, Inc.	2,599	85,871
*	SVB Financial Group	6,992	1,350,645
	Synchrony Financial	58,468	1,157,082
	Synovus Financial Corp.	20,546	431,671
	T Rowe Price Group, Inc.	33,020	3,818,103
	TCF Financial Corp.	13,014	386,386
	TD Ameritrade Holding Corp.	38,548	1,513,780
	Territorial Bancorp, Inc.	840	21,109
*	Texas Capital Bancshares, Inc.	5,603	155,651
	TFS Financial Corp.	9,945	135,749
*	Third Point Reinsurance, Ltd.	3,922	29,180
	Tompkins Financial Corp.	1,215	82,025
	Towne Bank	7,933	160,247
	Travelers Cos., Inc. (The)	36,280	3,671,899
	TriCo Bancshares	1,628	49,035
*	Triumph Bancorp, Inc.	3,299	91,415
	Truist Financial Corp.	183,040	6,831,053
	TrustCo Bank Corp. NY	7,300	45,990
	Trustmark Corp.	10,591	281,827
	U.S. Bancorp.	196,676	7,178,674
	UMB Financial Corp.	4,774	242,710
	Umpqua Holdings Corp.	24,579	307,852
	United Bankshares, Inc.	13,136	393,555
	United Community Banks, Inc.	10,398	219,866
	United Fire Group, Inc.	2,765	79,079
	United Security Bancshares	1,875	12,488
	Universal Insurance Holdings, Inc.	4,236	77,222
	Univest Financial Corp.	2,249	39,807
	Unum Group	29,554	515,717
	Valley National Bancorp	46,678	390,228
	Value Line, Inc.	300	9,294
	Veritex Holdings, Inc.	6,097	107,063
	Virtu Financial, Inc., Class A	6,550	153,073
	Virtus Investment Partners, Inc.	750	60,952
	Voya Financial, Inc.	19,581	884,474
#	Waddell & Reed Financial, Inc., Class A	9,308	135,431
	Walker & Dunlop, Inc.	4,440	170,629
	Washington Federal, Inc.	11,396	304,729
	Washington Trust Bancorp, Inc.	1,700	59,517
	Waterstone Financial, Inc.	1,767	25,657
	Webster Financial Corp.	13,134	371,035
	Wells Fargo & Co.	547,847	15,914,955
	WesBanco, Inc.	5,168	127,546
	West BanCorp, Inc.	2,033	37,814
	Westamerica BanCorp	3,200	201,600
	Western Alliance Bancorp	11,266	404,224
	Westwood Holdings Group, Inc.	700	16,121
	White Mountains Insurance Group, Ltd.	483	469,959
	Willis Towers Watson P.L.C.	16,990	3,029,147
	Wintrust Financial Corp.	7,273	304,739
	WisdomTree Investments, Inc.	6,819	22,094

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	100	$6,785
	WR Berkley Corp.	20,598	1,112,292
	WSFS Financial Corp.	7,001	204,289
	Zions Bancorp NA	25,393	802,673

TOTAL FINANCIALS			429,674,168

HEALTH CARE — (15.5%)
	Abbott Laboratories	263,644	24,278,976
	AbbVie, Inc.	212,343	17,454,595
#*	ABIOMED, Inc.	6,286	1,202,198
#*	Acadia Healthcare Co., Inc.	11,576	277,940
#*	ACADIA Pharmaceuticals, Inc.	15,855	765,955
*	Acceleron Pharma Inc.	6,187	560,109
#*	Accuray, Inc.	125	279
#»	Achillion Pharmaceuticals, Inc.	1,800	828
*	Addus HomeCare Corp.	2,000	162,040
*	Adverum Biotechnologies, Inc.	9,518	112,788
	Agilent Technologies, Inc.	45,962	3,523,447
*	Akebia Therapeutics, Inc.	9,700	78,570
*	Alexion Pharmaceuticals, Inc.	30,676	3,296,750
*	Align Technology, Inc.	10,219	2,195,552
*	Alkermes P.L.C.	18,500	253,635
	Allergan P.L.C.	35,721	6,691,972
*	Allscripts Healthcare Solutions, Inc.	22,760	147,940
#*	Alnylam Pharmaceuticals, Inc.	16,015	2,109,176
#*	AMAG Pharmaceuticals, Inc.	4,612	37,034
*	Amedisys, Inc.	4,867	896,307
	AmerisourceBergen Corp.	22,133	1,984,445
	Amgen, Inc.	84,978	20,328,437
*	Amicus Therapeutics, Inc.	22,325	263,658
*	AMN Healthcare Services, Inc.	6,328	297,289
#*	Amphastar Pharmaceuticals, Inc.	2,755	46,697
*	AnaptysBio, Inc.	2,444	38,175
*	AngioDynamics, Inc.	4,511	47,050
*	ANI Pharmaceuticals, Inc.	786	31,448
*	Anika Therapeutics, Inc.	1,888	62,738
	Anthem, Inc.	36,221	10,168,321
*	Ardelyx, Inc.	1,511	9,942
*	Arena Pharmaceuticals, Inc.	8,044	393,915
#*	Arrowhead Pharmaceuticals, Inc.	10,653	366,783
#*	Atara Biotherapeutics, Inc.	5,420	44,932
*	AtriCure Inc.	4,507	194,342
	Atrion Corp.	200	126,366
*	Avanos Medical, Inc.	5,003	155,343
#*	Avrobio, Inc.	209	2,690
	Baxter International, Inc.	68,835	6,111,171
	Becton Dickinson and Co.	37,778	9,540,078
*	BioDelivery Sciences International, Inc.	4,425	20,178
*	Biogen, Inc.	25,881	7,682,257
*	BioMarin Pharmaceutical, Inc.	24,695	2,272,434
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,370,031
*	BioSpecifics Technologies Corp.	324	18,439
	Bio-Techne Corp.	5,789	1,302,525
*	BioTelemetry, Inc.	5,963	278,532
#*	Bluebird Bio, Inc.	6,932	373,496
*	Boston Scientific Corp.	198,493	7,439,518
	Bristol-Myers Squibb Co.	311,076	18,916,532
*	Brookdale Senior Living, Inc.	33,789	121,978
	Bruker Corp.	16,029	630,260

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Cantel Medical Corp.	601	$22,237
#*	Capital Senior Living Corp.	3,849	3,004
	Cardinal Health, Inc.	40,513	2,004,583
*	Cardiovascular Systems, Inc.	6,970	292,740
*	CareDx, Inc.	2,892	73,399
*	Catalent, Inc.	21,210	1,466,672
*	Centene Corp.	78,710	5,240,512
	Cerner Corp.	41,195	2,858,521
*	Change Healthcare, Inc.	43,238	503,290
*	Charles River Laboratories International, Inc.	7,143	1,033,378
	Chemed Corp.	2,300	958,111
*	Cigna Corp.	52,640	10,305,859
*	Collegium Pharmaceutical, Inc.	4,000	82,720
#*	Community Health Systems, Inc.	12,700	38,481
	Computer Programs and Systems, Inc.	1,145	27,514
*	Concert Pharmaceuticals, Inc.	2,800	27,944
	CONMED Corp.	3,600	266,076
	Cooper Cos., Inc. (The)	6,772	1,941,532
#*	Corcept Therapeutics, Inc.	14,598	184,811
*	CorVel Corp.	1,800	94,842
*	Covetrus, Inc.	8,196	97,450
*	Cross Country Healthcare, Inc.	5,300	33,337
#*	CryoLife, Inc.	4,361	97,381
#*	Cumberland Pharmaceuticals, Inc.	2,792	11,056
*	Cutera, Inc.	1,850	24,883
	CVS Health Corp.	185,162	11,396,721
	Danaher Corp.	81,280	13,286,029
*	DaVita, Inc.	16,540	1,306,825
*	Deciphera Pharmaceuticals, Inc.	2,246	130,223
#*	Denali Therapeutics, Inc.	8,820	192,805
	DENTSPLY SIRONA, Inc.	31,988	1,357,571
*	DexCom, Inc.	13,074	4,382,405
*	Eagle Pharmaceuticals, Inc.	1,921	97,933
*	Edwards Lifesciences Corp.	29,947	6,513,473
*	Elanco Animal Health, Inc.	59,718	1,475,632
	Eli Lilly and Co.	124,001	19,175,515
*	Emergent BioSolutions, Inc.	6,931	512,547
*	Enanta Pharmaceuticals, Inc.	1,869	86,666
	Encompass Health Corp.	14,301	947,441
*	Endo International P.L.C.	13,211	60,771
	Ensign Group, Inc. (The)	8,682	324,794
	Envista Holdings Corp.	34,706	675,726
*	Enzo Biochem, Inc.	3,718	11,228
#*	Epizyme, Inc.	10,206	167,991
#*	Evolent Health, Inc., Class A	7,826	56,425
#*	Exact Sciences Corp.	18,666	1,474,241
*	Exelixis, Inc.	39,633	978,737
#*	FibroGen, Inc.	11,953	440,946
*	Fluidigm Corp.	5,000	11,200
#*	G1 Therapeutics, Inc.	1,524	20,010
	Gilead Sciences, Inc.	178,133	14,963,172
#*	Global Blood Therapeutics, Inc.	7,535	576,578
*	Globus Medical, Inc., Class A	12,694	602,457
#*	Guardant Health, Inc.	5,322	409,581
*	Haemonetics Corp.	7,180	816,940
*	Hanger, Inc.	3,139	57,632
#*	Harvard Bioscience, Inc.	4,139	11,382
	HCA Healthcare, Inc.	38,901	4,274,442
*	HealthStream, Inc.	2,809	64,115

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Henry Schein, Inc.	20,492	$1,118,044
#*	Heska Corp.	628	44,462
	Hill-Rom Holdings, Inc.	9,786	1,100,827
*	HMS Holdings Corp.	13,850	397,149
*	Hologic, Inc.	36,919	1,849,642
*	Horizon Therapeutics P.L.C.	22,573	813,531
	Humana, Inc.	19,073	7,282,453
*	ICU Medical, Inc.	2,432	533,362
*	IDEXX Laboratories, Inc.	12,523	3,476,385
*	Illumina, Inc.	21,214	6,767,902
*	Incyte Corp.	24,925	2,434,176
#*	Innoviva, Inc.	12,321	174,712
*	Inogen, Inc.	2,436	121,800
*	Inovalon Holdings, Inc., Class A	8,419	147,333
#*	Insmed, Inc.	6,543	150,489
*	Insulet Corp.	9,356	1,868,580
*	Integer Holdings Corp.	5,040	375,278
*	Integra LifeSciences Holdings Corp.	10,300	525,815
#*	Intellia Therapeutics, Inc.	1,500	20,205
#*	Intra-Cellular Therapies, Inc.	7,505	132,613
#*	IntriCon Corp.	800	10,560
*	Intuitive Surgical, Inc.	16,218	8,285,452
*	Ionis Pharmaceuticals, Inc.	17,930	995,653
*	IQVIA Holdings, Inc.	21,731	3,098,623
#*	Ironwood Pharmaceuticals Inc.	19,352	193,520
*	Jazz Pharmaceuticals P.L.C.	8,046	887,072
	Johnson & Johnson	375,025	56,268,751
*	Laboratory Corp. of America Holdings	14,331	2,356,733
#	LeMaitre Vascular, Inc.	2,283	65,043
*	LHC Group, Inc.	4,672	607,313
#*	Ligand Pharmaceuticals, Inc.	2,138	210,743
*	LivaNova P.L.C.	6,254	332,213
	Luminex Corp.	5,316	191,642
*	MacroGenics, Inc.	2,287	16,466
#*	Madrigal Pharmaceuticals, Inc.	502	42,007
*	Magellan Health, Inc.	2,600	157,898
*	Masimo Corp.	7,494	1,603,042
	McKesson Corp.	21,778	3,076,143
*»	MedCath Corp.	1,565	0
*	MEDNAX, Inc.	7,000	101,640
*	Medpace Holdings, Inc.	3,665	292,687
	Medtronic P.L.C.	187,934	18,347,996
	Merck & Co., Inc.	361,511	28,682,283
*	Merit Medical Systems, Inc.	7,199	293,863
#	Mesa Laboratories, Inc.	780	185,640
*	Mettler-Toledo International, Inc.	3,400	2,447,796
#*	Molina Healthcare, Inc.	8,093	1,327,009
*	Momenta Pharmaceuticals, Inc.	8,447	267,770
*	Mylan NV	54,138	907,894
#*	MyoKardia Inc.	261	16,396
*	Myriad Genetics, Inc.	9,000	139,140
	National HealthCare Corp.	1,000	68,370
	National Research Corp.	700	36,113
*	Natus Medical, Inc.	4,206	105,108
#*	Nektar Therapeutics	18,655	358,176
*	Neogen Corp.	6,541	409,401
*	NeoGenomics, Inc.	17,731	484,766
*	Neurocrine Biosciences, Inc.	13,891	1,363,263
*	NextGen Healthcare, Inc.	6,093	64,281

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Novocure, Ltd.	12,276	$807,761
*	NuVasive, Inc.	7,117	433,283
*	Omnicell, Inc.	5,851	426,538
*	OraSure Technologies, Inc.	4,876	77,723
*	Orthofix Medical, Inc.	3,522	124,855
	Owens & Minor, Inc.	6,767	47,910
*	Pacira BioSciences, Inc.	6,544	270,202
	Patterson Cos., Inc.	10,936	199,910
*	PDL BioPharma, Inc.	14,616	49,548
*	Pennant Group, Inc.	3,134	62,022
#*	Penumbra, Inc.	4,797	850,604
	PerkinElmer, Inc.	16,170	1,463,870
	Perrigo Co. P.L.C.	16,359	871,935
#*	PetIQ, Inc.	3,789	108,365
	Pfizer, Inc.	795,948	30,532,565
*	PRA Health Sciences, Inc.	7,948	766,982
*	Premier, Inc., Class A	11,948	396,196
#*	Prestige Consumer Healthcare, Inc.	7,328	298,176
	ProPhase Labs, Inc.	6	10
*	Providence Service Corp. (The)	1,602	92,932
	Quest Diagnostics, Inc.	17,526	1,929,788
*	Quidel Corp.	5,538	769,782
*	R1 RCM, Inc.	12,353	127,483
*	RadNet, Inc.	1,992	28,127
*	Reata Pharmaceuticals Inc., Class A	2,738	433,042
*	Regeneron Pharmaceuticals, Inc.	11,305	5,945,073
*	REGENXBIO, Inc.	3,356	133,636
*	Repligen Corp.	5,838	678,084
	ResMed, Inc.	20,050	3,114,166
*	Retrophin, Inc.	4,172	63,498
*	Revance Therapeutics, Inc.	2,727	50,477
*	Rocket Pharmaceuticals, Inc.	687	10,168
*	RTI Surgical Holdings, Inc.	5,843	15,805
*	Sage Therapeutics, Inc.	6,393	249,199
#*	Sangamo Therapeutics, Inc.	14,055	114,548
#*	Sarepta Therapeutics, Inc.	10,848	1,278,762
*	SeaSpine Holdings Corp.	866	8,920
*	Seattle Genetics, Inc.	16,967	2,328,381
*	Select Medical Holdings Corp.	15,569	265,763
*	Spectrum Pharmaceuticals, Inc.	10,623	30,807
*	STAAR Surgical Co.	6,533	250,345
	STERIS P.L.C.	11,989	1,708,433
	Stryker Corp.	46,708	8,707,772
*	Supernus Pharmaceuticals, Inc.	7,081	165,695
*	Surmodics, Inc.	1,400	53,340
#*	Syneos Health, Inc.	9,745	543,674
#*	Tactile Systems Technology, Inc.	1,413	72,939
*	Taro Pharmaceutical Industries, Ltd.	923	63,789
*	Teladoc Health, Inc.	9,988	1,643,925
	Teleflex, Inc.	6,387	2,142,200
*	Tenet Healthcare Corp.	13,193	266,235
	Thermo Fisher Scientific, Inc.	56,224	18,817,048
#*	Triple-S Management Corp., Class B	2,641	44,712
*	United Therapeutics Corp.	5,524	605,209
	UnitedHealth Group, Inc.	134,605	39,367,924
	Universal Health Services, Inc., Class B	11,283	1,192,500
	US Physical Therapy, Inc.	1,602	120,951
	Utah Medical Products, Inc.	276	22,908
*	Varex Imaging Corp.	4,622	120,773

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Varian Medical Systems, Inc.	12,464	$1,425,632
*	Veeva Systems, Inc., Class A	19,050	3,634,740
#*	Vericel Corp.	2,018	29,261
*	Vertex Pharmaceuticals, Inc.	37,127	9,326,302
#*	Vocera Communications, Inc.	2,138	40,537
*	Waters Corp.	9,476	1,772,012
	West Pharmaceutical Services, Inc.	10,103	1,912,094
#*	Wright Medical Group NV	14,322	417,057
*	Xencor, Inc.	5,879	171,843
	Zimmer Biomet Holdings, Inc.	27,872	3,336,278
	Zoetis, Inc.	68,469	8,853,726
#*	Zogenix, Inc.	3,236	91,352

TOTAL HEALTH CARE			595,247,904

INDUSTRIALS — (8.7%)
	3M Co.	78,333	11,900,349
	AAON, Inc.	7,351	350,202
	AAR Corp.	3,583	70,155
	ABM Industries, Inc.	8,770	302,477
	ACCO Brands Corp.	8,820	65,268
	Acme United Corp.	400	8,684
	Acuity Brands, Inc.	5,496	475,899
*	Advanced Disposal Services, Inc.	6,342	204,529
	Advanced Drainage Systems, Inc.	7,190	291,483
*	AECOM	25,181	913,063
*	Aegion Corp.	6,240	100,152
*	Aerojet Rocketdyne Holdings, Inc.	11,251	462,866
*	Aerovironment, Inc.	2,727	164,329
	AGCO Corp.	8,730	461,293
	Air Lease Corp.	11,973	313,094
*	Air Transport Services Group, Inc.	8,719	176,473
	Alamo Group, Inc.	1,990	195,896
	Alaska Air Group, Inc.	16,707	543,312
	Albany International Corp., Class A	4,033	206,248
	Allegiant Travel Co.	1,647	129,257
	Allegion P.L.C.	12,795	1,286,409
	Allison Transmission Holdings, Inc.	17,396	632,171
	Altra Industrial Motion Corp.	5,270	147,086
	AMERCO	1,054	295,257
*	Ameresco, Inc., Class A	1,700	30,702
#	American Airlines Group, Inc.	26,419	317,292
*	American Woodmark Corp.	1,498	77,012
	AMETEK, Inc.	33,042	2,771,233
	AO Smith Corp.	19,664	833,360
	Apogee Enterprises, Inc.	3,000	61,320
	Applied Industrial Technologies, Inc.	4,882	255,768
	ARC Document Solutions, Inc.	3,000	2,100
	ArcBest Corp.	3,000	61,110
	Arcosa, Inc.	6,333	236,031
	Argan, Inc.	1,347	50,566
*	Armstrong Flooring, Inc.	2,667	5,601
	Armstrong World Industries, Inc.	7,082	545,881
*	ASGN, Inc.	5,785	268,713
	Astec Industries, Inc.	2,360	94,660
*	Astronics Corp.	1,186	10,650
#*	Astronics Corp., Class B	2,338	22,445
*	Atkore International Group, Inc.	8,758	213,170
*	Atlas Air Worldwide Holdings, Inc.	3,609	118,556
#*	Avis Budget Group, Inc.	10,677	175,957

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Axon Enterprise, Inc.	8,025	$583,498
	AZZ, Inc.	2,800	87,892
	Barnes Group, Inc.	7,772	298,289
	Barrett Business Services, Inc.	825	40,359
*	Beacon Roofing Supply, Inc.	9,026	198,572
*	BMC Stock Holdings, Inc.	7,729	164,241
	Boeing Co. (The)	75,794	10,688,470
	Brady Corp., Class A	6,680	290,847
#	Briggs & Stratton Corp.	4,639	10,531
	Brink’s Co. (The)	8,379	428,334
*	Builders FirstSource, Inc.	15,878	291,361
	BWX Technologies, Inc.	12,816	680,017
*	CAI International, Inc.	1,400	23,086
	Carlisle Cos., Inc.	8,398	1,015,822
*	Carrier Global Corp.	115,109	2,038,580
*	Casella Waste Systems, Inc., Class A	7,922	367,422
	Caterpillar, Inc.	75,504	8,787,156
*	CBIZ, Inc.	5,600	133,000
*	CECO Environmental Corp.	1,246	6,753
#	CH Robinson Worldwide, Inc.	19,079	1,352,701
*	Chart Industries, Inc.	3,701	132,200
#*	Cimpress P.L.C.	3,505	255,129
	Cintas Corp.	13,045	2,893,772
*	CIRCOR International, Inc.	1,580	23,589
*	Clean Harbors, Inc.	7,136	381,276
*	Colfax Corp.	6,482	167,171
	Columbus McKinnon Corp.	2,000	54,160
	Comfort Systems USA, Inc.	4,929	164,136
*	Commercial Vehicle Group, Inc.	1,374	3,325
	Copa Holdings SA, Class A	4,320	190,987
*	Copart, Inc.	29,306	2,347,704
	CoreLogic, Inc.	11,749	451,397
*	CoStar Group, Inc.	5,234	3,392,993
	Covanta Holding Corp.	6,577	51,169
*	Covenant Transportation Group, Inc., Class A	779	6,918
*	CPI Aerostructures, Inc.	541	1,780
	CRA International, Inc.	1,100	46,343
	Crane Co.	5,850	318,532
	CSW Industrials, Inc.	1,519	100,619
	CSX Corp.	104,822	6,942,361
	Cubic Corp.	4,150	158,571
	Cummins, Inc.	19,428	3,176,478
	Curtiss-Wright Corp.	5,700	590,805
	Deere & Co.	42,371	6,146,337
	Delta Air Lines, Inc.	86,005	2,228,390
	Deluxe Corp.	5,100	143,667
	Donaldson Co., Inc.	18,412	806,998
	Douglas Dynamics, Inc.	3,141	116,091
	Dover Corp.	20,958	1,962,717
*	Ducommun, Inc.	1,100	31,064
*	DXP Enterprises, Inc.	1,275	19,023
#*	Dycom Industries, Inc.	3,988	130,009
	Eastern Co. (The)	600	10,800
	Eaton Corp. P.L.C.	63,710	5,319,785
*	Echo Global Logistics, Inc.	2,925	51,275
	EMCOR Group, Inc.	8,359	531,047
	Emerson Electric Co.	84,163	4,799,816
	Encore Wire Corp.	3,200	146,496
#	Enerpac Tool Group Corp.	7,200	122,832

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	6,300	$367,857
	Ennis, Inc.	2,716	50,545
	EnPro Industries, Inc.	3,100	140,585
	Equifax, Inc.	17,466	2,426,027
	ESCO Technologies, Inc.	4,375	333,812
*	Evoqua Water Technologies Corp.	8,192	131,482
	Expeditors International of Washington, Inc.	24,736	1,771,221
	Exponent, Inc.	8,804	619,185
	Fastenal Co.	82,509	2,988,476
	Federal Signal Corp.	8,821	237,550
	FedEx Corp.	35,635	4,517,449
	Flowserve Corp.	13,500	380,295
	Fluor Corp.	16,171	189,201
*	Forrester Research, Inc.	1,137	35,588
	Fortive Corp.	41,017	2,625,088
	Fortune Brands Home & Security, Inc.	19,232	926,982
	Forward Air Corp.	4,083	210,683
*	Franklin Covey Co.	1,500	31,125
	Franklin Electric Co., Inc.	5,400	274,320
*	FTI Consulting, Inc.	5,774	735,377
	GATX Corp.	4,700	278,710
*	Gencor Industries, Inc.	600	7,272
*	Generac Holdings, Inc.	8,628	840,712
	General Dynamics Corp.	35,558	4,644,586
	General Electric Co.	1,182,401	8,040,327
*	Gibraltar Industries, Inc.	4,240	196,312
*	GMS, Inc.	4,371	80,339
*	Goldfield Corp. (The)	1,983	6,841
	Gorman-Rupp Co. (The)	2,441	72,009
*	GP Strategies Corp.	1,842	14,662
	Graco, Inc.	24,201	1,080,817
	Graham Corp.	1,500	19,650
	Granite Construction, Inc.	6,930	113,929
*	Great Lakes Dredge & Dock Corp.	6,665	58,919
	Greenbrier Cos., Inc. (The)	4,212	71,520
	Griffon Corp.	5,003	82,099
	H&E Equipment Services, Inc.	3,851	62,617
#	Hawaiian Holdings, Inc.	5,838	84,067
*	HD Supply Holdings, Inc.	25,171	747,075
#	Healthcare Services Group, Inc.	13,563	345,721
	Heartland Express, Inc.	5,162	101,124
#	HEICO Corp.	6,163	539,879
	HEICO Corp., Class A	11,035	798,162
	Heidrick & Struggles International, Inc.	1,861	41,761
	Helios Technologies, Inc.	3,335	118,626
*	Herc Holdings, Inc.	1,561	44,067
	Herman Miller, Inc.	7,886	177,750
#*	Hertz Global Holdings, Inc.	11,898	48,068
	Hexcel Corp.	13,057	451,642
	Hillenbrand, Inc.	1	21
	HNI Corp.	5,673	138,081
	Honeywell International, Inc.	101,492	14,401,715
	Howmet Aerospace, Inc.	59,000	771,130
*	Hub Group, Inc., Class A	4,335	208,557
	Hubbell, Inc.	7,536	937,704
*	Hudson Global, Inc.	360	3,420
	Huntington Ingalls Industries, Inc.	5,891	1,127,596
	Hurco Cos., Inc.	883	28,865
*	Huron Consulting Group, Inc.	2,384	133,599

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	1,066	$41,617
*	IAA Inc.	19,875	767,175
	ICF International, Inc.	1,750	128,695
	IDEX Corp.	10,641	1,634,777
*	IES Holdings, Inc.	858	16,946
	Illinois Tool Works, Inc.	45,356	7,370,350
*	Ingersoll Rand, Inc.	43,788	1,273,355
*	Innovative Solutions & Support, Inc.	1,906	8,177
	Insperity, Inc.	5,654	269,752
	Insteel Industries, Inc.	2,000	35,140
	Interface, Inc.	10,939	101,076
	ITT, Inc.	12,990	684,833
	Jacobs Engineering Group, Inc.	18,846	1,559,506
	JB Hunt Transport Services, Inc.	12,057	1,219,204
*	JELD-WEN Holding, Inc.	7,812	99,212
*	JetBlue Airways Corp.	26,500	258,110
	John Bean Technologies Corp.	4,198	322,155
	Johnson Controls International P.L.C.	103,979	3,026,829
	Kadant, Inc.	1,300	109,317
	Kaman Corp.	3,749	145,311
	Kansas City Southern	13,748	1,794,801
	KAR Auction Services, Inc.	19,875	297,727
	Kelly Services, Inc., Class A	2,829	43,708
	Kennametal, Inc.	11,431	292,748
	Kforce, Inc.	3,290	98,535
	Kimball International, Inc., Class B	5,500	67,485
*	Kirby Corp.	7,885	421,217
#	Knight-Swift Transportation Holdings, Inc.	16,385	609,194
	Knoll, Inc.	5,103	59,501
	Korn Ferry	6,571	189,442
*	Kratos Defense & Security Solutions, Inc.	11,735	176,260
	L3Harris Technologies, Inc.	31,498	6,101,163
	Landstar System, Inc.	5,210	538,245
*	Lawson Products, Inc.	649	21,813
*	LB Foster Co., Class A	581	8,361
	Lennox International, Inc.	5,200	970,736
	Lincoln Electric Holdings, Inc.	8,460	681,115
	Lindsay Corp.	1,349	121,410
	Lockheed Martin Corp.	36,107	14,047,789
	LSI Industries, Inc.	2,400	14,880
*	Lydall, Inc.	2,505	28,056
	Macquarie Infrastructure Corp.	10,514	290,081
*	Manitowoc Co., Inc. (The)	2,711	24,995
	ManpowerGroup, Inc.	8,043	597,112
	Marten Transport, Ltd.	5,596	125,462
	Masco Corp.	39,226	1,609,835
*	Masonite International Corp.	896	52,936
#*	MasTec, Inc.	10,000	359,000
	Matson, Inc.	5,500	166,320
	Matthews International Corp., Class A	3,280	78,523
	McGrath RentCorp	2,486	135,611
*	Mercury Systems, Inc.	6,319	563,402
*	Meritor, Inc.	9,997	204,938
*	Middleby Corp. (The)	7,921	440,645
	Miller Industries, Inc.	1,421	43,170
*	Mistras Group, Inc.	1,002	4,760
	Mobile Mini, Inc.	7,093	202,647
	Moog, Inc., Class A	3,953	195,594
*	MRC Global, Inc.	9,795	52,501

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	MSA Safety, Inc.	5,210	$586,281
	MSC Industrial Direct Co., Inc., Class A	5,817	346,926
	Mueller Industries, Inc.	5,800	150,220
	Mueller Water Products, Inc., Class A	27,233	258,441
*	MYR Group, Inc.	2,509	75,270
	National Presto Industries, Inc.	737	59,925
*	Navistar International Corp.	7,388	175,613
	Nielsen Holdings P.L.C.	42,748	629,678
	Nordson Corp.	7,302	1,174,965
	Norfolk Southern Corp.	37,521	6,419,843
	Northrop Grumman Corp.	22,605	7,474,795
*	NOW, Inc.	16,762	103,422
#*	NV5 Global, Inc.	1,450	67,788
	nVent Electric P.L.C.	22,197	413,974
	Old Dominion Freight Line, Inc.	13,069	1,898,795
	Omega Flex, Inc.	302	27,210
	Oshkosh Corp.	9,200	621,276
*	Otis Worldwide Corp.	57,554	2,930,074
	Owens Corning	13,944	604,612
	PACCAR, Inc.	44,718	3,095,827
*	PAM Transportation Services, Inc.	235	8,972
	Park Aerospace Corp.	2,544	33,861
	Parker-Hannifin Corp.	18,137	2,867,822
	Park-Ohio Holdings Corp.	500	9,165
	Patrick Industries, Inc.	2,550	105,111
	Pentair P.L.C.	22,197	767,794
*	Perma-Pipe International Holdings, Inc.	1,091	6,328
*	PGT Innovations, Inc.	7,509	77,643
#	Pitney Bowes, Inc.	16,640	58,739
	Powell Industries, Inc.	700	17,759
	Primoris Services Corp.	3,853	60,145
*	Proto Labs, Inc.	4,110	417,535
	Quanex Building Products Corp.	3,800	47,386
	Quanta Services, Inc.	20,101	730,872
	Raven Industries, Inc.	3,878	86,363
	Raytheon Technologies Corp.	205,972	13,349,045
*	RBC Bearings, Inc.	3,951	500,513
*	RCM Technologies, Inc.	395	573
	Regal Beloit Corp.	5,376	381,750
	Republic Services, Inc.	34,368	2,692,389
*	Resideo Technologies, Inc.	16,682	85,579
	Resources Connection, Inc.	4,266	46,414
	Rexnord Corp.	15,137	412,786
	Robert Half International, Inc.	17,053	806,095
	Rockwell Automation, Inc.	16,520	3,130,210
#	Rollins, Inc.	21,881	875,240
	Roper Technologies, Inc.	14,112	4,812,615
	Rush Enterprises, Inc., Class A	2,916	109,350
	Ryder System, Inc.	6,304	223,162
*	Saia, Inc.	4,202	388,769
	Schneider National, Inc., Class B	10,484	229,704
*	Sensata Technologies Holding P.L.C.	15,620	568,256
*	SIFCO Industries, Inc.	100	244
	Simpson Manufacturing Co., Inc.	6,128	441,829
#*	SiteOne Landscape Supply, Inc.	4,819	427,108
	SkyWest, Inc.	5,941	183,874
	Snap-on, Inc.	6,986	910,206
	Southwest Airlines Co.	68,480	2,140,000
*	SP Plus Corp.	2,343	49,414

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Spartan Motors, Inc.	3,375	$47,554
	Spirit AeroSystems Holdings, Inc., Class A	11,500	254,840
#*	Spirit Airlines, Inc.	8,251	123,930
*	SPX Corp.	7,521	286,776
*	SPX FLOW, Inc.	5,735	186,789
	Standex International Corp.	1,820	90,709
	Stanley Black & Decker, Inc.	20,397	2,247,749
	Steelcase, Inc., Class A	8,272	90,578
*	Stericycle, Inc.	12,583	614,050
*	Sterling Construction Co., Inc.	240	2,371
*	Sunrun, Inc.	12,203	171,208
	Systemax, Inc.	373	7,408
#*	Team, Inc.	2,701	16,665
*	Teledyne Technologies, Inc.	4,813	1,567,450
	Tennant Co.	3,010	178,102
	Terex Corp.	7,500	113,925
	Tetra Tech, Inc.	8,557	644,171
*	Textainer Group Holdings, Ltd.	2,100	18,438
	Textron, Inc.	32,323	852,034
*	Thermon Group Holdings, Inc.	2,619	40,018
	Timken Co. (The)	8,560	321,685
*	Titan Machinery, Inc.	1,496	14,062
	Toro Co. (The)	15,092	963,021
*	TPI Composites, Inc.	2,700	47,331
	Trane Technologies P.L.C.	34,595	3,024,295
	TransDigm Group, Inc.	6,697	2,431,547
	TransUnion	26,686	2,102,590
#*	Trex Co., Inc.	9,432	898,115
*	TriMas Corp.	6,804	162,207
*	TriNet Group, Inc.	5,773	282,704
	Trinity Industries, Inc.	19,000	366,510
	Triton International, Ltd.	5,967	184,858
*	TrueBlue, Inc.	6,049	93,941
*	Tutor Perini Corp.	3,160	22,120
#*	Twin Disc, Inc.	668	4,015
	UFP Industries, Inc.	8,425	346,436
	UniFirst Corp.	1,640	275,766
	Union Pacific Corp.	100,453	16,051,385
*	United Airlines Holdings, Inc.	30,370	898,345
	United Parcel Service, Inc., Class B	98,771	9,349,663
*	United Rentals, Inc.	7,428	954,498
*	Univar Solutions, Inc.	11,753	170,654
	Universal Logistics Holdings, Inc.	888	12,370
	US Ecology, Inc.	3,770	123,581
#*	USA Truck, Inc.	1,235	6,150
	Valmont Industries, Inc.	2,900	339,996
*	Vectrus, Inc.	1,092	56,795
	Verisk Analytics, Inc.	21,763	3,326,039
*	Veritiv Corp.	831	7,786
	Viad Corp.	3,396	81,402
#*	Vicor Corp.	1,200	63,804
*	Virco Manufacturing Corp.	1,718	4,089
#*	Virgin Galactic Holdings, Inc.	6,716	118,336
	Wabash National Corp.	6,947	56,965
*	WABCO Holdings, Inc.	7,200	967,536
	Wabtec Corp.	22,450	1,266,629
	Waste Management, Inc.	60,861	6,087,317
#	Watsco, Inc.	4,339	698,536
	Watts Water Technologies, Inc., Class A	3,317	273,321

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Welbilt, Inc.	19,164	$94,479
	Werner Enterprises, Inc.	7,998	320,880
*	WESCO International, Inc.	2,000	51,740
*	Willis Lease Finance Corp.	400	8,004
*	WillScot Corp.	7,633	88,924
	Woodward, Inc.	6,716	406,721
	WW Grainger, Inc.	6,800	1,873,944
#*	XPO Logistics, Inc.	12,998	867,487
	Xylem, Inc.	23,955	1,722,364

TOTAL INDUSTRIALS			335,090,089

INFORMATION TECHNOLOGY — (26.1%)
#*	2U, Inc.	6,992	166,060
#*	3D Systems Corp.	17,680	150,103
*	Acacia Communications, Inc.	2,873	194,473
	Accenture P.L.C., Class A	91,216	16,892,291
*	ACI Worldwide, Inc.	16,100	441,140
#*	ADDvantage Technologies Group, Inc.	400	944
*	Adobe, Inc.	70,812	25,041,956
	ADTRAN, Inc.	5,562	57,177
*	Advanced Energy Industries, Inc.	5,544	308,246
*	Advanced Micro Devices, Inc.	183,772	9,627,815
*	Agilysys, Inc.	2,000	39,180
*	Akamai Technologies, Inc.	24,076	2,352,466
*	Alarm.com Holdings, Inc.	5,092	227,765
*	Alithya Group, Inc., Class A	1,191	2,156
	Alliance Data Systems Corp.	4,582	229,421
*	Alpha & Omega Semiconductor, Ltd.	1,918	23,074
#*	Altair Engineering, Inc., Class A	3,942	130,047
#*	Alteryx, Inc., Class A	8,297	939,054
*	Ambarella, Inc.	4,616	242,709
	Amdocs, Ltd.	17,972	1,158,116
	American Software, Inc., Class A	2,676	44,100
*	Amkor Technology, Inc.	20,848	205,978
	Amphenol Corp., Class A	41,589	3,670,645
	Analog Devices, Inc.	52,043	5,703,913
*	Anaplan, Inc.	13,462	550,057
*	Anixter International, Inc.	4,870	452,228
*	ANSYS, Inc.	12,512	3,276,017
#*	Appfolio, Inc., Class A	2,372	260,588
	Apple, Inc.	640,645	188,221,501
	Applied Materials, Inc.	131,011	6,508,626
*	Arista Networks, Inc.	7,723	1,693,654
*	Arlo Technologies, Inc.	7,824	21,438
*	Arrow Electronics, Inc.	12,705	799,399
*	Aspen Technology, Inc.	10,312	1,054,402
*	Atlassian Corp. P.L.C., Class A	16,761	2,606,168
*	Autodesk, Inc.	31,781	5,947,179
	Automatic Data Processing, Inc.	62,468	9,163,431
*	Avalara, Inc.	10,106	903,173
#*	Avaya Holdings Corp.	10,935	108,694
#*	Avid Technology, Inc.	3,971	27,876
	Avnet, Inc.	15,500	465,310
*	Aware, Inc.	2,752	7,018
*	Axcelis Technologies, Inc.	6,777	158,311
*	AXT, Inc.	3,074	16,999
	Badger Meter, Inc.	4,800	283,344
	Bel Fuse, Inc., Class B	1,175	8,766
	Belden, Inc.	5,549	189,720

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	4,988	$103,052
*	Black Knight, Inc.	21,886	1,544,495
	Blackbaud, Inc.	6,774	374,331
#*	Blackline Inc.	1,310	79,569
	Booz Allen Hamilton Holding Corp.	20,028	1,470,856
*	Bottomline Technologies De, Inc.	6,263	260,729
	Broadcom, Inc.	56,902	15,455,721
	Broadridge Financial Solutions, Inc.	17,169	1,991,604
	Brooks Automation, Inc.	8,686	334,324
	Cabot Microelectronics Corp.	4,300	526,922
*	CACI International, Inc., Class A	3,815	954,284
*	Cadence Design Systems, Inc.	40,107	3,253,881
*	CalAmp Corp.	2,813	18,903
*	Calix, Inc.	3,886	44,689
*	Cardtronics P.L.C., Class A	5,453	124,874
	Cass Information Systems, Inc.	1,475	59,162
	CDK Global, Inc.	17,504	687,557
	CDW Corp.	20,673	2,290,568
	Cerence Inc.	5,094	107,789
*	Ceridian HCM Holding, Inc.	11,796	695,610
*	CEVA, Inc.	3,116	97,687
*	Ciena Corp.	22,310	1,031,838
*	Cirrus Logic, Inc.	7,925	599,130
	Cisco Systems, Inc.	623,193	26,410,919
	Citrix Systems, Inc.	18,517	2,685,150
*	Clearfield, Inc.	574	7,479
	Cognex Corp.	24,173	1,335,317
	Cognizant Technology Solutions Corp., Class A	75,130	4,359,043
*	Coherent, Inc.	3,248	415,322
	Cohu, Inc.	4,183	69,145
	Communications Systems, Inc.	1,155	6,572
*	CommVault Systems, Inc.	6,338	270,569
	Comtech Telecommunications Corp.	4,944	91,513
*	Conduent, Inc.	23,477	59,162
*	Cornerstone OnDemand Inc.	6,608	221,764
	Corning, Inc.	111,987	2,464,834
#*	Coupa Software, Inc.	9,364	1,648,907
#*	Cree, Inc.	15,570	671,534
	CSG Systems International, Inc.	4,900	238,042
	CTS Corp.	5,571	129,024
*	CyberOptics Corp.	1,199	30,682
	Daktronics, Inc.	4,150	18,758
*	Dell Technologies, Inc., Class C	23,492	1,002,873
#*	Digi International, Inc.	2,040	23,154
*	Digital Turbine, Inc.	8,176	47,911
#*	Diodes, Inc.	6,555	333,584
*	DocuSign, Inc.	15,249	1,597,333
	Dolby Laboratories, Inc., Class A	8,303	498,429
*	Dropbox, Inc., Class A	21,949	461,368
*	DSP Group, Inc.	3,109	53,630
	DXC Technology Co.	36,464	661,092
#	Ebix, Inc.	2,616	54,753
*	EchoStar Corp., Class A	6,945	219,115
#*	Elastic N.V.	3,150	202,041
*	EMCORE Corp.	827	2,258
*	Endurance International Group Holdings, Inc.	7,661	19,650
*	Enphase Energy Inc.	13,673	640,307
	Entegris, Inc.	20,172	1,093,928
*	Envestnet, Inc.	7,023	439,078

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	7,736	$1,708,805
*	ePlus, Inc.	1,395	98,696
*	Euronet Worldwide, Inc.	7,490	687,282
	EVERTEC, Inc.	10,804	273,773
*	Evo Payments, Inc., Class A	6,324	125,911
*	ExlService Holdings, Inc.	4,142	255,686
*	Extreme Networks, Inc.	3,004	10,214
*	F5 Networks, Inc.	8,448	1,176,468
*	Fabrinet	5,460	342,615
*	Fair Isaac Corp.	4,225	1,491,171
*	FARO Technologies, Inc.	2,100	115,269
	Fidelity National Information Services, Inc.	87,721	11,569,523
*	FireEye, Inc.	23,894	275,020
#*	First Solar, Inc.	10,243	450,794
*	Fiserv, Inc.	78,256	8,065,063
*	Fitbit, Inc., Class A	36,094	241,469
*	Five9 Inc.	300	27,801
*	FleetCor Technologies, Inc.	12,133	2,927,086
*	Flex, Ltd.	67,259	656,448
	FLIR Systems, Inc.	19,256	835,710
*	FormFactor, Inc.	14,792	344,654
*	Fortinet, Inc.	21,728	2,340,975
*	Frequency Electronics, Inc.	798	8,020
*	Gartner, Inc.	12,802	1,521,006
	Genpact, Ltd.	22,661	780,218
	Global Payments, Inc.	43,046	7,146,497
#*	Globant SA	4,910	567,940
*	GoDaddy, Inc., Class A	25,816	1,792,405
*	GSI Technology, Inc.	2,032	15,707
#*	Guidewire Software, Inc.	11,718	1,064,463
	Hackett Group, Inc. (The)	5,500	81,565
*	Harmonic, Inc.	10,205	59,189
	Hewlett Packard Enterprise Co.	192,430	1,935,846
	HP, Inc.	217,176	3,368,400
#*	HubSpot, Inc.	6,133	1,034,208
*	Ichor Holdings, Ltd.	1,685	41,957
*	IEC Electronics Corp.	638	4,651
#*	II-VI, Inc.	4,886	168,176
*	Impinj, Inc.	2,300	51,658
#*	Infinera Corp.	23,036	142,017
*	Inphi Corp.	5,422	523,440
*	Insight Enterprises, Inc.	4,020	218,246
	Intel Corp.	635,780	38,134,084
	InterDigital, Inc.	4,500	259,965
	International Business Machines Corp.	121,739	15,285,549
*	Intevac, Inc.	2,384	13,112
	Intuit, Inc.	35,792	9,657,040
*	IPG Photonics Corp.	4,920	636,304
*	Iteris, Inc.	600	2,394
*	Itron, Inc.	5,589	390,224
#	j2 Global, Inc.	6,483	522,789
	Jabil, Inc.	21,394	608,445
	Jack Henry & Associates, Inc.	11,532	1,886,059
	Juniper Networks, Inc.	48,630	1,050,408
	KBR, Inc.	20,590	417,153
	KEMET Corp.	8,818	238,174
*	Key Tronic Corp.	749	3,468
*	Keysight Technologies, Inc.	25,991	2,515,149
*	Kimball Electronics, Inc.	1,875	25,350

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	22,115	$3,628,850
*	Knowles Corp.	16,291	253,325
	Kulicke & Soffa Industries, Inc.	8,552	204,991
*	KVH Industries, Inc.	2,000	18,560
	Lam Research Corp.	19,385	4,948,603
*	Lattice Semiconductor Corp.	18,052	406,351
	Leidos Holdings, Inc.	18,908	1,868,299
*	Limelight Networks, Inc.	14,758	74,823
	Littelfuse, Inc.	3,039	441,384
*	LiveRamp Holdings, Inc.	9,839	372,505
	LogMeIn, Inc.	7,314	625,054
#*	Lumentum Holdings, Inc.	8,980	726,572
#*	MACOM Technology Solutions Holdings, Inc.	790	24,221
*	MagnaChip Semiconductor Corp.	2,100	24,297
*	Manhattan Associates, Inc.	10,041	712,309
	ManTech International Corp., Class A	4,027	300,253
	Marvell Technology Group, Ltd.	94,766	2,534,043
	Mastercard, Inc., Class A	128,106	35,225,307
	Maxim Integrated Products, Inc.	37,289	2,050,149
	MAXIMUS, Inc.	8,503	572,422
*	MaxLinear, Inc.	9,642	158,997
	Methode Electronics, Inc.	5,669	170,183
	Microchip Technology, Inc.	33,849	2,969,573
*	Micron Technology, Inc.	155,454	7,444,692
	Microsoft Corp.	1,037,258	185,887,006
*	MicroStrategy, Inc., Class A	451	56,975
*	Mimecast, Ltd.	5,710	233,539
	MKS Instruments, Inc.	7,490	750,723
#*	MongoDB, Inc.	6,635	1,075,733
	Monolithic Power Systems, Inc.	5,983	1,196,062
	Motorola Solutions, Inc.	23,431	3,369,612
	MTS Systems Corp.	2,690	57,216
	National Instruments Corp.	16,711	642,037
*	NCR Corp.	16,791	344,551
	NetApp, Inc.	32,943	1,441,915
*	NETGEAR, Inc.	3,951	94,745
*	Netscout Systems, Inc.	11,014	291,651
	NIC, Inc.	8,518	206,391
	NortonLifeLock Inc.	85,483	1,818,223
*	Novanta, Inc.	4,534	393,959
*	Nuance Communications, Inc.	40,758	823,312
	NVIDIA Corp.	83,317	24,351,893
*	Okta, Inc.	15,927	2,409,755
*	ON Semiconductor Corp.	56,212	901,922
*	OneSpan, Inc.	601	10,097
*	Onto Innovation Inc.	11,380	369,395
*	Optical Cable Corp.	1,300	3,445
	Oracle Corp.	316,555	16,767,918
*	OSI Systems, Inc.	2,078	150,406
*	Palo Alto Networks, Inc.	14,245	2,799,285
#*	PAR Technology Corp.	1,750	33,093
	Paychex, Inc.	45,460	3,114,919
*	Paycom Software, Inc.	7,182	1,874,646
#*	Paylocity Holding Corp.	5,367	614,683
*	PayPal Holdings, Inc.	159,367	19,602,141
	PC Connection, Inc.	1,900	87,305
*	PDF Solutions, Inc.	3,109	49,651
#	Pegasystems, Inc.	4,961	414,839
*	Perceptron, Inc.	528	1,484

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Perficient, Inc.	2,556	$89,025
	Perspecta, Inc.	19,232	414,834
*	Photronics, Inc.	5,488	65,582
#	Plantronics, Inc.	4,499	63,526
*	Plexus Corp.	3,889	243,801
	Power Integrations, Inc.	4,366	446,860
*	PRGX Global, Inc.	2,100	8,421
	Progress Software Corp.	6,750	276,143
*	Proofpoint, Inc.	7,835	953,755
*	PTC, Inc.	15,888	1,100,244
*	Pure Storage, Inc., Class A	32,390	466,416
	QAD, Inc., Class A	739	31,274
	QAD, Inc., Class B	184	5,511
*	Qorvo, Inc.	17,687	1,733,857
	QUALCOMM, Inc.	164,107	12,910,298
#*	Qualys, Inc.	4,950	521,928
*	Rambus, Inc.	13,613	170,571
#*	RealPage, Inc.	10,877	701,458
*	Ribbon Communications, Inc.	7,000	25,515
*	RingCentral, Inc., Class A	10,730	2,452,127
#*	Rogers Corp.	2,468	274,047
*	Rosetta Stone, Inc.	1,296	22,136
	Sabre Corp.	37,967	276,020
*	Sailpoint Technologies Holdings, Inc.	5,468	101,650
*	salesforce.com, Inc.	119,858	19,411,003
*	Sanmina Corp.	8,298	230,104
*	ScanSource, Inc.	2,184	56,609
	Science Applications International Corp.	8,020	654,913
	Seagate Technology P.L.C.	34,199	1,708,240
*	Semtech Corp.	9,964	450,771
*	ServiceNow, Inc.	26,080	9,168,163
*	Silicon Laboratories, Inc.	5,917	575,251
	Skyworks Solutions, Inc.	23,303	2,420,716
#*	Slack Technologies, Inc., Class A	24,226	646,592
*	SolarEdge Technologies, Inc.	6,275	700,227
#*	SolarWinds Corp.	2,500	42,450
*	Splunk, Inc.	21,856	3,067,708
*	SPS Commerce, Inc.	5,228	290,206
*	Square, Inc., Class A	48,753	3,175,770
	SS&C Technologies Holdings, Inc.	30,412	1,677,526
*	Steel Connect, Inc.	5,100	3,927
*	Super Micro Computer, Inc.	2,900	66,410
*	Sykes Enterprises, Inc.	6,423	183,890
*	Synaptics, Inc.	4,600	300,794
	SYNNEX Corp.	4,883	427,555
*	Synopsys, Inc.	20,768	3,263,068
	TE Connectivity, Ltd.	46,938	3,448,065
*	Tech Data Corp.	5,508	774,645
#*	Teradata Corp.	15,885	390,612
	Teradyne, Inc.	25,310	1,582,887
	Texas Instruments, Inc.	131,664	15,282,240
	TiVo Corp.	15,854	111,454
#*	Trade Desk, Inc. (The), Class A	5,324	1,557,696
	TransAct Technologies, Inc.	600	2,550
*	Trimble, Inc.	33,593	1,163,326
	TTEC Holdings, Inc.	2,400	93,552
*	TTM Technologies, Inc.	10,121	117,302
#*	Twilio, Inc., Class A	11,933	1,340,076
*	Tyler Technologies, Inc.	5,539	1,776,302

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Ubiquiti, Inc.	2,518	$407,992
#*	Ultra Clean Holdings, Inc.	5,216	95,922
#*	Unisys Corp.	9,100	114,569
	Universal Display Corp.	5,478	822,357
#*	Upland Software, Inc.	2,329	73,666
*	Veeco Instruments, Inc.	7,954	86,937
*	Verint Systems, Inc.	8,843	377,950
*	VeriSign, Inc.	15,176	3,179,220
*	ViaSat, Inc.	5,549	235,278
*	Viavi Solutions, Inc.	33,523	404,958
*	Virtusa Corp.	3,423	112,959
	Visa, Inc., Class A	244,304	43,662,011
	Vishay Intertechnology, Inc.	18,328	304,062
*	Vishay Precision Group, Inc.	1,973	45,616
#*	VMware, Inc., Class A	11,313	1,487,886
	Wayside Technology Group, Inc.	152	2,356
	Western Digital Corp.	37,982	1,750,211
	Western Union Co. (The)	63,452	1,210,030
*	WEX, Inc.	5,640	746,285
*	Workday, Inc., Class A	23,359	3,594,950
*	Xerox Holdings Corp.	29,346	536,738
	Xilinx, Inc.	34,712	3,033,829
	Xperi Corp.	5,553	84,850
*	Zebra Technologies Corp., Class A	7,337	1,685,015
*	Zendesk, Inc.	15,467	1,189,103
*	Zix Corp.	4,055	22,221
#*	Zscaler, Inc.	9,124	612,038

TOTAL INFORMATION TECHNOLOGY			1,000,749,150

MATERIALS — (2.7%)
*	AdvanSix, Inc.	3,590	43,726
	Air Products & Chemicals, Inc.	33,244	7,499,182
	Albemarle Corp.	16,644	1,022,441
*	Alcoa Corp.	25,318	206,342
*	Allegheny Technologies, Inc.	16,928	127,129
*	Amcor, PLC.	101,003	905,997
	American Vanguard Corp.	2,950	37,082
	AptarGroup, Inc.	8,000	856,640
*	Arconic Corp.	14,750	128,620
	Ashland Global Holdings, Inc.	9,544	588,769
	Avery Dennison Corp.	11,601	1,280,634
*	Axalta Coating Systems, Ltd.	16,787	331,375
	Balchem Corp.	4,312	384,803
	Ball Corp.	44,782	2,937,251
*	Berry Global Group, Inc.	18,781	747,296
	Boise Cascade Co.	6,152	192,373
	Cabot Corp.	8,136	275,729
	Carpenter Technology Corp.	6,401	141,910
	Celanese Corp.	18,430	1,530,980
*	Century Aluminum Co.	6,661	28,975
	CF Industries Holdings, Inc.	30,607	841,693
	Chase Corp.	1,300	122,538
	Chemours Co. (The)	19,364	227,140
*	Clearwater Paper Corp.	2,200	52,668
	Cleveland-Cliffs, Inc.	43,308	189,689
*	Coeur Mining, Inc.	34,065	143,414
	Commercial Metals Co.	14,074	224,340
	Compass Minerals International, Inc.	4,658	228,987
*	Core Molding Technologies, Inc.	389	980

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Corteva, Inc.	99,955	$2,617,821
*	Crown Holdings, Inc.	19,459	1,253,354
	Domtar Corp.	8,587	200,592
*	Dow, Inc.	97,266	3,568,690
	DuPont de Nemours, Inc.	100,714	4,735,572
	Eagle Materials, Inc.	4,745	289,492
	Eastman Chemical Co.	18,508	1,119,919
	Ecolab, Inc.	36,235	7,011,473
*	Element Solutions, Inc.	23,645	242,361
*	Ferro Corp.	11,300	112,661
»	Ferroglobe Representation & Warranty Insurance Trust	6,858	0
	FMC Corp.	18,100	1,663,390
	Freeport-McMoRan, Inc.	185,978	1,642,186
	Friedman Industries, Inc.	599	2,552
	FutureFuel Corp.	1,256	13,037
*	GCP Applied Technologies, Inc.	8,700	148,944
	Graphic Packaging Holding Co.	39,100	521,985
	Greif, Inc., Class A	3,847	130,375
	Hawkins, Inc.	888	33,238
	Haynes International, Inc.	1,800	39,780
	HB Fuller Co.	6,500	239,135
	Hecla Mining Co.	47,181	124,086
	Huntsman Corp.	27,984	470,411
*	Ingevity Corp.	5,084	263,961
	Innospec, Inc.	3,975	288,267
	International Flavors & Fragrances, Inc.	10,654	1,395,994
	International Paper Co.	52,000	1,781,000
	Kaiser Aluminum Corp.	1,800	130,014
*	Koppers Holdings, Inc.	1,900	29,944
*	Kraton Corp.	6,011	93,832
	Kronos Worldwide, Inc.	2,426	23,023
	Linde P.L.C.	73,362	13,497,874
#*	Livent Corp.	16,928	104,954
	Louisiana-Pacific Corp.	17,000	340,000
	LyondellBasell Industries NV, Class A	36,315	2,104,454
	Martin Marietta Materials, Inc.	8,399	1,597,742
	Materion Corp.	4,330	224,034
	Mercer International, Inc.	3,588	36,167
	Minerals Technologies, Inc.	4,300	189,372
	Mosaic Co. (The)	39,149	450,605
	Myers Industries, Inc.	3,889	48,068
	Neenah, Inc.	1,500	73,290
	NewMarket Corp.	1,212	498,665
	Newmont Corp.	106,609	6,341,103
	Northern Technologies International Corp.	600	4,884
	Nucor Corp.	40,963	1,687,266
	O-I Glass, Inc.	19,727	162,550
#	Olin Corp.	22,648	302,351
	Packaging Corp. of America	12,843	1,241,276
	PH Glatfelter Co.	4,200	61,320
	PolyOne Corp.	10,028	233,552
	PPG Industries, Inc.	32,665	2,966,962
	Rayonier Advanced Materials, Inc.	4,767	8,485
	Reliance Steel & Aluminum Co.	9,186	822,882
	Royal Gold, Inc.	9,190	1,126,051
	RPM International, Inc.	18,490	1,227,921
	Schnitzer Steel Industries, Inc., Class A	1,369	21,302
	Schweitzer-Mauduit International, Inc.	3,186	102,653
	Scotts Miracle-Gro Co. (The)	5,865	727,436

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sealed Air Corp.	21,112	$603,592
	Sensient Technologies Corp.	5,521	263,849
	Sherwin-Williams Co. (The)	11,695	6,272,847
	Silgan Holdings, Inc.	11,200	386,400
	Sonoco Products Co.	11,872	579,829
#	Southern Copper Corp.	10,534	341,723
	Steel Dynamics, Inc.	29,900	725,673
	Stepan Co.	2,863	273,130
*	Summit Materials, Inc., Class A	11,741	177,407
	SunCoke Energy, Inc.	6,923	21,807
#*	Synalloy Corp.	737	6,515
*	TimkenSteel Corp.	4,280	11,128
*	Trecora Resources	613	3,617
	Tredegar Corp.	2,230	36,750
	Trinseo SA	5,923	121,125
*	Tronox Holdings P.L.C., Class A	11,867	80,933
	United States Lime & Minerals, Inc.	353	28,275
#	United States Steel Corp.	20,893	160,458
*	Universal Stainless & Alloy Products, Inc.	545	4,071
#*	US Concrete, Inc.	1,426	27,351
	Valvoline, Inc.	20,335	349,559
*	Verso Corp., Class A	4,311	59,880
	Vulcan Materials Co.	17,700	1,999,569
	Warrior Met Coal, Inc.	4,151	52,095
	Westlake Chemical Corp.	5,120	222,464
	WestRock Co.	30,706	988,426
	Worthington Industries, Inc.	5,920	156,525
	WR Grace & Co.	4,352	205,545

TOTAL MATERIALS			101,849,554

REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,844	1,882,223
	Consolidated-Tomoka Land Co.	681	28,622
#*	Forestar Group, Inc.	384	5,065
*	Howard Hughes Corp. (The)	5,344	289,431
	Jones Lang LaSalle, Inc.	7,092	748,773
	Kennedy-Wilson Holdings, Inc.	15,273	216,113
#*	Marcus & Millichap, Inc.	2,977	86,482
	Newmark Group, Inc., Class A	19,812	76,871
*	Rafael Holdings, Inc., Class B	900	12,699
	RE/MAX Holdings, Inc., Class A	3,149	82,787
#*	Redfin Corp.	7,246	153,108
#*	St Joe Co. (The)	4,493	82,222
*	Tejon Ranch Co.	1,978	27,099

TOTAL REAL ESTATE			3,691,495

UTILITIES — (3.4%)
	AES Corp.	92,728	1,228,646
	ALLETE, Inc.	7,481	430,606
	Alliant Energy Corp.	35,012	1,699,833
	Ameren Corp.	35,730	2,599,357
	American Electric Power Co., Inc.	71,231	5,920,008
	American States Water Co.	6,335	502,809
	American Water Works Co., Inc.	26,417	3,214,685
	Artesian Resources Corp., Class A	471	16,264
	Atlantica Yield P.L.C.	9,595	229,704
	Atmos Energy Corp.	17,932	1,828,526
	Avangrid, Inc.	10,900	468,700

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Avista Corp.	11,052	$475,678
	Black Hills Corp.	8,868	549,284
	California Water Service Group	6,772	304,198
	CenterPoint Energy, Inc.	69,553	1,184,488
	Chesapeake Utilities Corp.	2,334	205,112
	Clearway Energy, Inc., Class A	4,576	85,571
	Clearway Energy, Inc., Class C	13,482	270,044
	CMS Energy Corp.	39,388	2,248,661
	Consolidated Edison, Inc.	46,585	3,670,898
	Consolidated Water Co., Ltd.	777	11,671
	Dominion Energy, Inc.	118,856	9,167,363
	DTE Energy Co.	27,943	2,898,807
	Duke Energy Corp.	105,308	8,915,375
	Edison International	52,384	3,075,465
	El Paso Electric Co.	5,373	365,364
	Entergy Corp.	28,452	2,717,450
	Essential Utilities, Inc.	32,599	1,362,312
	Evergy, Inc.	34,162	1,996,086
	Eversource Energy	47,344	3,820,661
	Exelon Corp.	138,700	5,142,996
	FirstEnergy Corp.	79,131	3,265,736
	Genie Energy, Ltd., Class B	1,800	14,184
	Hawaiian Electric Industries, Inc.	16,851	665,109
	IDACORP, Inc.	6,882	631,630
	MDU Resources Group, Inc.	26,707	599,839
	MGE Energy, Inc.	4,689	303,191
	Middlesex Water Co.	1,620	97,686
	National Fuel Gas Co.	10,913	447,433
	New Jersey Resources Corp.	11,797	398,503
	NextEra Energy, Inc.	70,275	16,241,958
	NiSource, Inc.	52,656	1,322,192
	Northwest Natural Holding Co.	3,823	248,877
	NorthWestern Corp.	6,038	348,332
	NRG Energy, Inc.	35,724	1,197,826
	OGE Energy Corp.	27,893	879,187
	ONE Gas, Inc.	7,493	597,267
	Ormat Technologies, Inc.	5,235	326,716
	Otter Tail Corp.	5,036	223,498
*	PG&E Corp.	25,300	269,192
	Pinnacle West Capital Corp.	15,304	1,178,255
	PNM Resources, Inc.	10,346	418,910
	Portland General Electric Co.	11,307	529,055
	PPL Corp.	107,719	2,738,217
	Public Service Enterprise Group, Inc.	68,743	3,485,958
	RGC Resources, Inc.	300	7,461
	Sempra Energy	40,501	5,016,049
	SJW Group	3,991	237,584
	South Jersey Industries, Inc.	12,048	344,452
	Southern Co. (The)	150,667	8,547,339
	Southwest Gas Holdings, Inc.	7,483	567,211
	Spire, Inc.	7,306	533,046
	TerraForm Power, Inc., Class A	2,876	49,812
	UGI Corp.	24,114	727,761
	Unitil Corp.	1,600	80,496
	Vistra Energy Corp.	48,697	951,539
	WEC Energy Group, Inc.	45,336	4,105,175
	Xcel Energy, Inc.	74,189	4,715,453

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	900	$36,288

TOTAL UTILITIES		128,955,039

TOTAL COMMON STOCKS Cost ($1,829,025,850)		3,797,253,029

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.216%	12,035,936	12,035,936

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	2,205,731	25,522,519

TOTAL INVESTMENTS — (100.0%) (Cost $1,866,578,090)		$3,834,811,484

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$396,954,865	—	—	$396,954,865
Consumer Discretionary	428,612,927	$357	—	428,613,284
Consumer Staples	268,689,763	—	—	268,689,763
Energy	107,737,718	—	—	107,737,718
Financials	429,671,475	2,693	—	429,674,168
Health Care	595,247,076	828	—	595,247,904
Industrials	335,090,089	—	—	335,090,089
Information Technology	1,000,749,150	—	—	1,000,749,150
Materials	101,849,554	—	—	101,849,554
Real Estate	3,691,495	—	—	3,691,495
Utilities	128,955,039	—	—	128,955,039
Temporary Cash Investments	12,035,936	—	—	12,035,936
Securities Lending Collateral	—	25,522,519	—	25,522,519

TOTAL	$3,809,285,087	$25,526,397	—	$3,834,811,484

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	94,740	$146,847
#*	AMC Networks, Inc., Class A	12,675	302,299
	ATN International, Inc.	57,373	3,564,011
*	Ballantyne Strong, Inc.	83,715	129,758
#*	Boston Omaha Corp., Class A	3,413	55,393
*	Cars.com, Inc.	324,010	1,678,372
	Cinemark Holdings, Inc.	76,693	1,095,176
*	Clear Channel Outdoor Holdings, Inc.	31,420	30,314
*	comScore, Inc.	53,376	154,257
	Consolidated Communications Holdings, Inc.	220,689	1,383,720
*	Cumulus Media, Inc., Class A	9,275	41,088
*	DHI Group, Inc.	90,173	250,681
#	Entercom Communications Corp., Class A	420,340	512,815
	EW Scripps Co. (The), Class A	288,708	2,329,873
#*	Fluent, Inc.	38,788	77,964
*	GCI Liberty, Inc., Class A	92,205	5,608,830
*	Gray Television, Inc.	338,702	3,932,330
*	Gray Television, Inc., Class A	2,809	36,531
*	Hemisphere Media Group, Inc.	44,713	414,937
*	IDT Corp., Class B	32,125	173,475
*	IMAX Corp.	134,050	1,541,575
	Interpublic Group of Cos., Inc. (The)	183,962	3,123,675
*	Iridium Communications, Inc.	234,984	5,288,315
	John Wiley & Sons, Inc., Class A	105,387	3,957,282
#*	Liberty Latin America, Ltd., Class A	166,689	1,783,572
*	Liberty Latin America, Ltd., Class C	376,316	3,891,107
#*	Liberty Media Corp.-Liberty Braves, Class A	9,330	192,571
*	Liberty Media Corp.-Liberty Braves, Class C	18,107	363,770
*	Liberty Media Corp.-Liberty Formula One, Class A	15,054	455,383
*	Liberty Media Corp.-Liberty Formula One, Class C	97,653	3,143,450
*	Liberty TripAdvisor Holdings, Inc., Class A	256,344	602,408
#*	Lions Gate Entertainment Corp., Class A	343,470	2,452,376
*	Lions Gate Entertainment Corp., Class B	427,613	2,856,455
*	Madison Square Garden Entertainment Corp.	1,284	106,187
*	Madison Square Garden Sports C	1,284	219,975
	Marcus Corp. (The)	108,304	1,574,740
#*	Meet Group, Inc. (The)	378,663	2,336,351
#	Meredith Corp.	49,184	729,399
#*	MSG Networks, Inc., Class A	60,153	714,618
	News Corp., Class A	1,329,513	13,175,474
	News Corp., Class B	634,882	6,488,494
	Nexstar Media Group, Inc., Class A	93,401	6,541,806
*	ORBCOMM, Inc.	149,318	394,199
*	QuinStreet, Inc.	96,142	976,803
#*	Reading International, Inc., Class A	66,780	284,817
#*	Reading International, Inc., Class B	6,238	101,055
	Saga Communications, Inc., Class A	32,625	917,415
	Scholastic Corp.	141,084	4,101,312
#	Shenandoah Telecommunications Co.	29,693	1,588,872
	Spok Holdings, Inc.	50,399	517,094
*	TechTarget, Inc.	4,250	99,110
	TEGNA, Inc.	412,001	4,416,651
	Telephone and Data Systems, Inc.	445,566	8,742,005
	Townsquare Media, Inc., Class A	40,358	197,754

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Tribune Publishing Co.	64,995	$557,007
*	TrueCar Inc.	146,446	374,902
*	United States Cellular Corp.	125,117	3,982,474
*	Urban One, Inc.	33,283	28,224
#*	Yelp, Inc.	149,230	3,335,290
#*	Zedge, Inc., Class B	8,025	8,988

TOTAL COMMUNICATION SERVICES			114,081,626

CONSUMER DISCRETIONARY — (12.4%)
#*	1-800-Flowers.com, Inc., Class A	137,757	2,643,557
	Aaron’s, Inc.	241,866	7,717,944
	Abercrombie & Fitch Co., Class A	274,730	2,906,643
	Acushnet Holdings Corp.	45,360	1,242,864
*	Adient P.L.C.	353,807	5,300,029
*	Adtalem Global Education, Inc.	227,790	7,236,888
	AMCON Distributing Co.	388	25,340
*	American Axle & Manufacturing Holdings, Inc.	533,531	2,304,854
	American Eagle Outfitters, Inc.	536,182	4,262,647
*	American Outdoor Brands Corp.	227,150	2,149,975
*	American Public Education, Inc.	46,698	1,203,407
*	America’s Car-Mart, Inc.	24,850	1,638,858
	Aramark	302,347	8,257,097
	Ark Restaurants Corp.	11,846	140,375
*	Asbury Automotive Group, Inc.	13,371	902,543
#*	At Home Group, Inc.	111,961	263,108
	Autoliv, Inc.	18,942	1,136,899
*	AutoNation, Inc.	339,119	12,628,792
#*	Barnes & Noble Education, Inc.	105,440	188,738
	Bassett Furniture Industries, Inc.	43,205	295,522
*	Beazer Homes USA, Inc.	4,951	34,855
#	Bed Bath & Beyond, Inc.	105,528	653,218
#	Big Lots, Inc.	42,414	994,608
*	Biglari Holdings, Inc., Class A	179	63,545
*	Biglari Holdings, Inc., Class B	6,805	476,282
	BJ’s Restaurants, Inc.	71,615	1,565,504
*	Boot Barn Holdings, Inc.	72,876	1,345,291
	BorgWarner, Inc.	525,269	15,006,935
	Bowl America, Inc., Class A	10,764	107,640
	Boyd Gaming Corp.	179,677	2,998,809
	Brunswick Corp.	63,235	3,017,574
	Buckle, Inc. (The)	21,278	325,766
#*	Build-A-Bear Workshop, Inc.	42,001	106,683
	Caleres, Inc.	132,364	1,073,472
	Callaway Golf Co.	347,369	4,974,324
	Canterbury Park Holding Corp.	7,625	76,098
*	Capri Holdings, Ltd.	123,720	1,886,730
#	Carnival Corp.	61,869	983,717
	Carriage Services, Inc.	112,500	1,689,750
	Cato Corp. (The), Class A	26,997	303,986
*	Cavco Industries, Inc.	26,805	4,146,197
*	Century Communities, Inc.	134,959	2,890,822
	Chico’s FAS, Inc.	345,000	517,500
*	Chuy’s Holdings, Inc.	84,406	1,414,645
	Citi Trends, Inc.	21,157	240,344
#	Columbia Sportswear Co.	9,424	686,915
#*	Conn’s, Inc.	96,120	649,771
#*	Container Store Group, Inc. (The)	48,434	101,711
	Cooper Tire & Rubber Co.	245,566	5,203,544
*	Cooper-Standard Holdings, Inc.	12,616	162,116

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Core-Mark Holding Co., Inc.	203,514	$5,848,992
	Culp, Inc.	41,652	296,146
	Dana, Inc.	345,811	3,976,826
*	Deckers Outdoor Corp.	3,822	568,561
*	Del Taco Restaurants, Inc.	187,770	1,104,088
*	Delta Apparel, Inc.	20,134	259,326
	Designer Brands, Inc., Class A	107,164	680,491
*	Destination XL Group, Inc.	61,171	23,716
#	Dick’s Sporting Goods, Inc.	245,711	7,221,446
#	Dillard’s, Inc., Class A	154,053	4,541,482
#	Dine Brands Global, Inc.	23,801	1,056,526
#*	Dorman Products, Inc.	31,097	1,961,599
	Dover Motorsports, Inc.	50,189	66,591
#*	Drive Shack, Inc.	17,804	23,501
	Educational Development Corp.	4,552	22,760
#*	El Pollo Loco Holdings, Inc.	129,072	1,578,551
#*	Eldorado Resorts, Inc.	67,712	1,451,745
*	Emerson Radio Corp.	19,652	14,739
	Escalade, Inc.	37,711	322,429
	Ethan Allen Interiors, Inc.	131,609	1,488,498
*	Express, Inc.	156,509	323,974
	Extended Stay America, Inc.	298,941	3,249,489
*	Fiesta Restaurant Group, Inc.	119,636	870,352
*	Flanigan’s Enterprises, Inc.	5,416	75,824
	Flexsteel Industries, Inc.	40,620	389,952
	Foot Locker, Inc.	239,366	6,134,951
#*	Fossil Group, Inc.	191,060	756,598
#*	Funko, Inc., Class A	19,702	84,325
#	GameStop Corp., Class A	58,831	337,102
	Gap, Inc. (The)	598,294	4,858,147
#*	Genesco, Inc.	79,852	1,511,598
	Gentex Corp.	176,930	4,288,783
*	Gentherm, Inc.	36,180	1,354,579
#*	G-III Apparel Group, Ltd.	130,886	1,482,938
	Goodyear Tire & Rubber Co. (The)	90,080	645,874
	Graham Holdings Co., Class B	16,998	6,629,390
*	Green Brick Partners, Inc.	64,969	578,874
	Group 1 Automotive, Inc.	122,299	6,920,900
	Guess?, Inc.	257,405	2,406,737
	Hamilton Beach Brands Holding Co., Class A	38,918	513,328
#	Harley-Davidson, Inc.	130,207	2,842,419
	Haverty Furniture Cos., Inc.	108,607	1,469,453
	Haverty Furniture Cos., Inc., Class A	700	9,216
*	Helen of Troy, Ltd.	13,940	2,290,063
#*	Hibbett Sports, Inc.	53,688	828,406
	Hooker Furniture Corp.	54,324	814,317
#*	Horizon Global Corp.	39,728	75,483
*	Houghton Mifflin Harcourt Co.	483,513	773,621
*	Hudson, Ltd., Class A	7,317	35,853
#*	iRobot Corp.	1,711	104,303
*	J Alexander’s Holdings, Inc.	44,074	233,151
	Johnson Outdoors, Inc., Class A	49,152	3,360,031
*	K12, Inc.	171,066	3,884,909
	KB Home	37,889	994,207
	Kohl’s Corp.	491,469	9,072,518
#*	Lakeland Industries, Inc.	28,884	393,400
#*	Lands’ End, Inc.	50,158	426,845
*	Laureate Education, Inc., Class A	211,251	2,000,547
	La-Z-Boy, Inc.	221,667	5,198,091

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LCI Industries	8,768	$760,361
*	Leaf Group, Ltd.	35,323	51,218
	Lear Corp.	69,893	6,825,051
#*	LGI Homes, Inc.	35,964	2,178,699
	Lifetime Brands, Inc.	66,679	380,070
*	Lincoln Educational Services Corp.	8,887	22,218
#*	Liquidity Services, Inc.	73,515	367,575
	Lithia Motors, Inc., Class A	85,067	9,405,008
*	M/I Homes, Inc.	95,252	2,425,116
#	Macy’s, Inc.	87,347	511,853
*	Malibu Boats, Inc., Class A	11,041	379,590
*	MarineMax, Inc.	127,066	1,831,021
	Marriott Vacations Worldwide Corp.	177,109	14,700,047
*	MasterCraft Boat Holdings, Inc.	15,677	163,825
	MDC Holdings, Inc.	240,641	7,038,749
»	Media General, Inc.	109,358	10,334
*	Meritage Homes Corp.	93,172	4,897,120
*	Modine Manufacturing Co.	166,623	771,464
*	Mohawk Industries, Inc.	99,030	8,686,912
*	Monarch Casino & Resort, Inc.	8,637	287,958
	Monro, Inc.	18,864	1,046,763
#*	Motorcar Parts of America, Inc.	93,098	1,324,785
	Movado Group, Inc.	70,300	724,793
*	Murphy USA, Inc.	5,751	614,207
	Nathan’s Famous, Inc.	8,610	484,485
*	National Vision Holdings, Inc.	26,616	705,324
*	Nautilus, Inc.	69,378	450,263
	Newell Brands, Inc.	720,914	10,006,286
#*	Norwegian Cruise Line Holdings, Ltd.	88,086	1,444,610
	Office Depot, Inc.	1,199,891	2,663,758
	Oxford Industries, Inc.	24,437	1,024,399
	P&F Industries, Inc., Class A	1,423	6,546
#	Penske Automotive Group, Inc.	294,235	10,586,575
*	Perdoceo Education Corp.	177,667	2,309,671
*	Potbelly Corp.	97,036	334,774
	PulteGroup, Inc.	692,549	19,578,360
	PVH Corp.	210,563	10,366,016
*	Qurate Retail, Inc.	361,468	2,911,625
	Ralph Lauren Corp.	55,966	4,129,171
	RCI Hospitality Holdings, Inc.	40,210	503,831
#*	Red Robin Gourmet Burgers, Inc.	59,806	874,962
#*	Regis Corp.	118,586	1,472,838
	Rent-A-Center, Inc.	38,638	769,089
	Rocky Brands, Inc.	21,274	456,327
#	Royal Caribbean Cruises, Ltd.	120,308	5,626,805
*	Rubicon Project, Inc. (The)	65,070	466,552
*	Shiloh Industries, Inc.	83,140	92,285
	Shoe Carnival, Inc.	103,146	2,436,309
#	Signet Jewelers, Ltd.	172,930	1,739,676
*	Skechers U.S.A., Inc., Class A	93,500	2,634,830
*	Skyline Champion Corp.	59,559	1,173,908
	Sonic Automotive, Inc., Class A	102,662	2,200,047
*	Sportsman’s Warehouse Holdings, Inc.	25,198	180,418
*	Stamps.com, Inc.	26,128	4,135,279
	Standard Motor Products, Inc.	123,563	5,027,778
	Steven Madden, Ltd.	9,434	236,510
*	Stoneridge, Inc.	115,652	2,316,510
	Strattec Security Corp.	8,067	131,492
	Superior Group of Cos, Inc.	78,672	686,020

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tandy Leather Factory, Inc.	41,694	$165,525
	Tapestry, Inc.	97,063	1,444,297
*	Taylor Morrison Home Corp.	166,264	2,419,141
#	Tenneco, Inc., Class A	21,600	112,104
	Tilly’s, Inc., Class A	73,509	432,968
	Toll Brothers, Inc.	735,812	17,674,204
*	TopBuild Corp.	72,963	6,799,422
*	TravelCenters of America, Inc.	23,269	256,192
#*	TRI Pointe Group, Inc.	457,997	5,257,806
	Twin River Worldwide Holding, Inc.	24,466	386,073
*	Unifi, Inc.	90,308	934,688
*	Universal Electronics, Inc.	61,052	2,520,227
*	Universal Technical Institute, Inc.	57,245	368,085
#*	Urban Outfitters, Inc.	428,884	7,436,849
*	Vera Bradley, Inc.	102,746	566,130
*	Vista Outdoor, Inc.	261,112	2,642,453
*	VOXX International Corp.	110,227	522,476
	Weyco Group, Inc.	25,926	493,372
	Whirlpool Corp.	43,856	4,900,469
	Winnebago Industries, Inc.	133,491	5,922,996
	Wolverine World Wide, Inc.	53,915	1,104,718
#*	ZAGG, Inc.	128,050	422,565
*	Zumiez, Inc.	41,247	871,962

TOTAL CONSUMER DISCRETIONARY			456,095,781

CONSUMER STAPLES — (4.8%)
	Alico, Inc.	20,252	593,586
	Andersons, Inc. (The)	124,711	2,116,346
*	Bridgford Foods Corp.	2,376	43,291
	Bunge, Ltd.	460,827	18,281,007
	Cal-Maine Foods, Inc.	12,578	522,113
	Casey’s General Stores, Inc.	1,766	267,390
*	Central Garden & Pet Co.	61,250	2,017,575
*	Central Garden & Pet Co., Class A	176,558	5,369,129
#*	Chefs’ Warehouse, Inc. (The)	72,192	1,016,463
	Coty, Inc., Class A	1,297,860	7,073,337
#*	Craft Brew Alliance, Inc.	79,524	1,200,812
*	Darling Ingredients, Inc.	704,265	14,500,816
*	Edgewell Personal Care Co.	120,984	3,340,368
#*	elf Beauty Inc.	47,431	619,923
*	Farmer Bros Co.	41,687	385,188
#	Fresh Del Monte Produce, Inc.	237,709	6,777,084
#*	Hain Celestial Group, Inc. (The)	158,313	4,090,808
*	Hostess Brands, Inc.	334,646	4,022,445
	Ingles Markets, Inc., Class A	64,605	2,637,822
	Ingredion, Inc.	148,866	12,087,919
	Inter Parfums, Inc.	11,941	533,643
	J&J Snack Foods Corp.	800	101,624
	John B. Sanfilippo & Son, Inc.	6,896	566,369
#*	Landec Corp.	123,162	1,373,256
	Limoneira Co.	6,474	86,428
	Mannatech, Inc.	7,995	85,946
	MGP Ingredients, Inc.	11,800	445,214
*	Natural Alternatives International, Inc.	27,320	188,508
	Natural Grocers by Vitamin Cottage, Inc.	85,304	961,376
*	Nature’s Sunshine Products, Inc.	1,214	10,683
	Nu Skin Enterprises, Inc., Class A	100,906	2,947,464
	Ocean Bio-Chem, Inc.	7,511	54,380
	Oil-Dri Corp. of America	28,763	1,075,449

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Performance Food Group Co.	2,300	$67,505
*	Pilgrim’s Pride Corp.	136,014	2,992,308
*	Post Holdings, Inc.	247,824	22,762,634
	PriceSmart, Inc.	48,508	3,082,198
	Sanderson Farms, Inc.	31,027	4,224,016
	Seaboard Corp.	2,589	7,795,738
*	Seneca Foods Corp., Class A	25,957	933,933
*	Seneca Foods Corp., Class B	1,786	67,886
*	Simply Good Foods Co. (The)	202,266	3,812,714
	SpartanNash Co.	139,820	2,397,913
	Spectrum Brands Holdings, Inc.	39,407	1,696,865
#	Tootsie Roll Industries, Inc.	2,644	92,884
*	TreeHouse Foods, Inc.	156,891	8,115,972
#*	United Natural Foods, Inc.	277,396	2,951,494
	Universal Corp.	108,949	5,269,863
*	US Foods Holding Corp.	362,126	7,785,709
	Village Super Market, Inc., Class A	40,696	977,925
	Weis Markets, Inc.	91,007	4,553,080

TOTAL CONSUMER STAPLES			174,974,399

ENERGY — (4.6%)
	Adams Resources & Energy, Inc.	23,204	648,204
#*	Apergy Corp.	100,690	927,355
#	Arch Coal, Inc., Class A	49,775	1,452,932
	Archrock, Inc.	402,214	1,934,649
	Ardmore Shipping Corp.	137,151	902,454
	Berry Corp.	4,010	13,754
#*	Bonanza Creek Energy, Inc.	105,072	1,834,557
	Cimarex Energy Co.	47,463	1,206,509
*	Clean Energy Fuels Corp.	685,935	1,478,190
*	CNX Resources Corp.	628,707	6,664,294
*	CONSOL Energy, Inc.	37,112	281,680
#*	Contango Oil & Gas Co.	21,131	43,107
#	Continental Resources, Inc.	58,775	963,322
	CVR Energy, Inc.	23,748	566,390
#*	Dawson Geophysical Co.	8,079	10,260
#	Delek US Holdings, Inc.	319,671	7,464,318
	Devon Energy Corp.	193,609	2,414,304
#	DHT Holdings, Inc.	583,808	4,238,446
	Diamondback Energy, Inc.	15,091	657,062
	DMC Global, Inc.	16,522	426,433
*	Dorian LPG, Ltd.	219,693	2,084,887
#*	Dril-Quip, Inc.	183,061	6,064,811
#*	Earthstone Energy, Inc., Class A	39,273	90,721
	EnLink Midstream LLC	838,391	1,861,228
#	EQT Corp.	625,149	9,120,924
#	Equitrans Midstream Corp	151,149	1,266,629
*	Era Group, Inc.	92,520	473,702
	Evolution Petroleum Corp.	47,264	140,374
*	Frank’s International NV	250,804	609,454
*	Geospace Technologies Corp.	63,090	391,789
	Green Plains, Inc.	115,211	676,289
*	Gulf Island Fabrication, Inc.	66,778	201,670
	Halliburton Co.	396,671	4,165,046
*	Helix Energy Solutions Group, Inc.	381,982	970,234
#	Helmerich & Payne, Inc.	355,637	7,030,943
	HollyFrontier Corp.	511,746	16,908,088
*	Independence Contract Drilling, Inc.	3,420	26,642
	International Seaways, Inc.	150,445	3,640,769

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	KLX Energy Services Holdings, Inc.	67,787	$88,123
#	Liberty Oilfield Services, Inc., Class A	35,244	166,352
	Marathon Oil Corp.	781,015	4,779,812
*	Matrix Service Co.	117,928	1,231,168
*	Mitcham Industries, Inc.	59,218	56,849
#*	Montage Resources Corp.	14,320	97,806
#	Nabors Industries, Ltd.	8,648	127,385
	NACCO Industries, Inc., Class A	24,983	878,152
	National Oilwell Varco, Inc.	764,347	9,661,346
*	Natural Gas Services Group, Inc.	59,300	376,555
	Navios Maritime Acquisition Corp.	1,692	9,255
*	Newpark Resources, Inc.	427,898	654,684
*	NexTier Oilfield Solutions, Inc.	341,681	792,700
	Noble Energy, Inc.	192,662	1,890,014
#	Nordic American Tankers, Ltd.	303,016	1,824,156
*	Oceaneering International, Inc.	50,499	259,565
*	Oil States International, Inc.	312,634	1,075,461
*	Overseas Shipholding Group, Inc., Class A	36,327	90,818
*	Par Pacific Holdings, Inc.	57,013	554,166
	Parsley Energy, Inc., Class A	594,979	5,622,552
	Patterson-UTI Energy, Inc.	791,784	2,921,683
*	PDC Energy, Inc.	25,519	331,492
#	Peabody Energy Corp.	155,467	527,033
*	PrimeEnergy Resources Corp.	157	9,809
#	Range Resources Corp.	69,375	404,456
#*	Renewable Energy Group, Inc.	175,759	4,360,581
*	REX American Resources Corp.	42,055	2,501,431
#	RPC, Inc.	199,885	681,608
#	Scorpio Tankers, Inc.	243,725	5,335,140
*	SEACOR Holdings, Inc.	78,068	2,206,202
*	SEACOR Marine Holdings, Inc.	95,242	298,107
*	Select Energy Services, Inc., Class A	158,134	759,043
#	SFL Corp., Ltd.	326,636	3,687,720
	SM Energy Co.	46,984	190,285
#	Solaris Oilfield Infrastructure, Inc., Class A	59,244	405,229
#*	Southwestern Energy Co.	1,097,316	3,544,331
#*	Talos Energy, Inc.	15,763	179,541
	Targa Resources Corp.	26,706	346,110
	TechnipFMC P.L.C.	398,528	3,550,884
#*	Teekay Corp.	3,847	14,311
#*	Teekay Tankers, Ltd., Class A	98,191	1,994,259
#*	Tidewater, Inc.	82,085	472,810
#*	Unit Corp.	5,824	1,969
#	US Silica Holdings, Inc.	109,521	210,280
#	Valaris P.L.C.	193,208	88,006
	World Fuel Services Corp.	287,506	7,187,650
*	WPX Energy, Inc.	788,682	4,834,621

TOTAL ENERGY			167,133,930

FINANCIALS — (28.1%)
	1st Constitution Bancorp	4,837	61,430
	1st Source Corp.	131,734	4,575,122
	ACNB Corp.	2,774	77,561
#	Alerus Financial Corp.	360	6,120
	Allegiance Bancshares, Inc.	49,270	1,235,692
	Ally Financial, Inc.	35,965	589,466
*	A-Mark Precious Metals, Inc.	3,456	51,149
*	Ambac Financial Group, Inc.	12,275	211,130
	American Equity Investment Life Holding Co.	347,955	7,314,014

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	164,446	$10,892,903
	American National Bankshares, Inc.	24,786	663,025
	American National Insurance Co.	48,507	3,904,813
	American River Bankshares	8,728	82,130
	Ameris Bancorp	241,620	6,144,397
	AmeriServ Financial, Inc.	72,711	231,948
	Ames National Corp.	2,159	45,771
	Argo Group International Holdings, Ltd.	141,225	4,993,716
	Arrow Financial Corp.	12,018	342,513
	Associated Banc-Corp	587,671	8,309,668
	Associated Capital Group, Inc., Class A	264	10,103
	Assurant, Inc.	119,360	12,680,806
	Assured Guaranty, Ltd.	468,433	13,926,513
*	Asta Funding, Inc.	6,462	74,895
*	Athene Holding, Ltd., Class A	471,656	12,734,712
	Atlantic American Corp.	9,523	17,046
*	Atlantic Capital Bancshares, Inc.	68,283	856,952
	Atlantic Union Bankshares Corp.	301,084	7,186,875
*	Atlanticus Holdings Corp.	52,458	844,574
	Auburn National BanCorp, Inc.	513	22,151
	Axis Capital Holdings, Ltd.	257,353	9,419,120
*	Axos Financial, Inc.	227,512	5,244,152
	Banc of California, Inc.	216,414	2,255,034
	BancFirst Corp.	18,886	727,300
*	Bancorp, Inc. (The)	255,380	1,779,999
	BancorpSouth Bank	277,023	6,064,033
	Bank of Commerce Holdings	28,725	220,895
	Bank of Marin Bancorp	28,279	932,076
	Bank of NT Butterfield & Son, Ltd. (The)	21,973	483,626
	Bank of Princeton (The)	770	16,170
	Bank OZK	429,812	9,722,347
	BankFinancial Corp.	53,885	445,629
	BankUnited, Inc.	275,383	5,455,337
	Bankwell Financial Group, Inc.	9,357	142,694
	Banner Corp.	111,801	4,296,512
	Bar Harbor Bankshares	40,267	740,107
*	Baycom Corp.	11,460	141,302
	BCB Bancorp, Inc.	26,001	263,130
	Berkshire Hills Bancorp, Inc.	188,977	3,220,168
*	Blucora, Inc.	156,597	2,203,320
#	BOK Financial Corp.	127,970	6,627,566
	Boston Private Financial Holdings, Inc.	390,772	2,969,867
	Bridge Bancorp, Inc.	48,777	1,009,196
*	Bridgewater Bancshares, Inc.	14,615	148,050
*	Brighthouse Financial, Inc.	79,875	2,053,586
	Brookline Bancorp, Inc.	290,101	2,961,931
	Bryn Mawr Bank Corp.	50,093	1,458,458
	Byline Bancorp, Inc.	19,816	244,133
	C&F Financial Corp.	8,543	303,789
	Cadence BanCorp	206,396	1,366,342
»	Calamos Asset Management, Inc., Class A	26,268	0
	California First National Bancorp	14,758	214,876
	Cambridge Bancorp	572	31,906
	Camden National Corp.	52,365	1,714,954
	Capital City Bank Group, Inc.	96,611	2,129,306
	Capitol Federal Financial, Inc.	368,238	4,415,174
	Capstar Financial Holdings, Inc.	7,299	83,282
	Carolina Financial Corp.	33,787	1,143,014
	Cathay General Bancorp	281,020	7,846,078

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CBTX, Inc.	5,766	$104,134
	CCUR Holdings, Inc.	33,012	114,717
	CenterState Bank Corp.	177,764	3,091,316
	Central Pacific Financial Corp.	38,844	679,382
	Central Valley Community Bancorp	19,629	287,172
	Century Bancorp, Inc., Class A	9,984	745,705
	Chemung Financial Corp.	1,976	48,412
	CIT Group, Inc.	230,356	4,372,157
	Citizens & Northern Corp.	16,798	300,348
	Citizens Community Bancorp, Inc.	33,725	259,682
	Citizens Holding Co.	1,122	22,777
#*	Citizens, Inc.	118,030	656,247
	City Holding Co.	6,008	406,081
	Civista Bancshares, Inc.	22,397	343,346
	CNB Financial Corp.	24,908	441,868
	CNO Financial Group, Inc.	1,201,584	16,894,271
	Codorus Valley Bancorp, Inc.	10,987	154,367
	Colony Bankcorp, Inc.	4,653	58,628
	Columbia Banking System, Inc.	213,971	5,775,077
	Comerica, Inc.	30,293	1,056,014
	Community Bank System, Inc.	63,377	3,960,429
	Community Bankers Trust Corp.	3,617	20,219
	Community Financial Corp. (The)	2,339	54,265
	Community Trust Bancorp, Inc.	56,719	1,922,774
	Community West Bancshares	18,755	129,597
	ConnectOne Bancorp, Inc.	116,953	1,747,278
#*	Consumer Portfolio Services, Inc.	95,806	283,586
	Cowen, Inc., Class A	66,804	731,504
*	Customers Bancorp, Inc.	50,467	643,959
	CVB Financial Corp.	34,390	714,796
	Dime Community Bancshares, Inc.	116,730	1,917,874
	Donegal Group, Inc., Class A	80,017	1,145,843
	Donegal Group, Inc., Class B	6,421	86,362
*	Donnelley Financial Solutions, Inc.	60,278	438,824
	E*TRADE Financial Corp.	38,306	1,555,607
	Eagle Bancorp, Inc.	75,230	2,639,068
	East West Bancorp, Inc.	850	29,810
	Employers Holdings, Inc.	126,617	3,845,358
#*	Encore Capital Group, Inc.	96,854	2,516,267
*	Enova International, Inc.	93,133	1,493,853
*	Enstar Group, Ltd.	31,118	4,500,285
	Enterprise Bancorp, Inc.	15,231	367,829
	Enterprise Financial Services Corp.	47,419	1,457,660
	Equitable Holdings, Inc.	62,484	1,144,707
*	Equity Bancshares, Inc., Class A	43,358	812,529
	ESSA Bancorp, Inc.	24,400	292,800
	Evans Bancorp, Inc.	8,795	244,237
#*	EZCORP, Inc., Class A	92,902	520,251
	Farmers National Banc Corp.	56,457	699,502
	FB Financial Corp.	8,170	182,518
	FBL Financial Group, Inc., Class A	116,453	4,550,983
	Federal Agricultural Mortgage Corp., Class A	2,759	171,844
	Federal Agricultural Mortgage Corp., Class C	41,472	2,763,279
	FedNat Holding Co.	73,339	888,869
	Financial Institutions, Inc.	54,704	1,058,522
*	First Acceptance Corp.	90,168	70,773
	First American Financial Corp.	291,331	13,436,186
	First Bancorp	69,922	1,859,226
	First BanCorp	733,067	4,273,781

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp, Inc.	24,907	$545,463
	First Bancshares, Inc. (The)	26,344	524,772
	First Bank	18,472	146,298
	First Busey Corp.	109,910	2,024,542
	First Business Financial Services, Inc.	15,300	262,854
	First Choice Bancorp	400	6,088
	First Citizens BancShares, Inc., Class A	21,741	8,305,062
	First Commonwealth Financial Corp.	285,908	2,721,844
	First Community Bancshares, Inc.	77,221	1,820,099
	First Community Corp.	2,111	32,721
	First Defiance Financial Corp.	130,277	2,264,214
	First Financial Bancorp	425,397	6,542,606
	First Financial Corp.	46,892	1,665,604
	First Financial Northwest, Inc.	75,536	741,764
	First Foundation, Inc.	119,755	1,647,829
	First Hawaiian, Inc.	10,656	187,439
	First Horizon National Corp.	835,157	7,583,226
	First Internet Bancorp	13,210	207,397
	First Interstate BancSystem, Inc., Class A	121,991	4,123,296
	First Merchants Corp.	170,693	4,832,319
	First Mid Bancshares, Inc.	19,033	508,181
	First Midwest Bancorp, Inc.	461,754	6,824,724
	First Northwest Bancorp	7,168	83,507
	First of Long Island Corp. (The)	56,952	899,272
	First Savings Financial Group, Inc.	426	18,505
	First United Corp.	7,060	108,371
	Flagstar Bancorp, Inc.	211,532	5,480,794
	Flushing Financial Corp.	119,416	1,491,506
	FNB Corp.	1,095,289	8,860,888
	Franklin Financial Network, Inc.	29,474	699,123
	FS Bancorp, Inc.	5,027	210,883
	Fulton Financial Corp.	760,323	8,888,176
#	GAIN Capital Holdings, Inc.	27,900	182,466
*	Genworth Financial, Inc., Class A	20,742	75,293
	German American Bancorp, Inc.	76,133	2,263,434
	Glacier Bancorp, Inc.	8,463	322,271
	Global Indemnity, Ltd.	56,695	1,394,130
	Great Southern Bancorp, Inc.	40,466	1,722,638
	Great Western Bancorp, Inc.	214,499	4,032,581
*	Green Dot Corp., Class A	36,947	1,126,883
#*	Greenlight Capital Re, Ltd., Class A	152,985	997,462
	Guaranty Bancshares, Inc.	11,062	298,342
	Guaranty Federal Bancshares, Inc.	14,051	217,931
*	Hallmark Financial Services, Inc.	60,574	261,680
	Hancock Whitney Corp.	303,973	6,356,075
	Hanmi Financial Corp.	153,890	1,857,452
	Hanover Insurance Group, Inc. (The)	47,715	4,789,632
*	HarborOne Bancrop, Inc.	69,299	555,778
	Hawthorn Bancshares, Inc.	14,406	262,189
	HCI Group, Inc.	21,341	888,853
	Heartland Financial USA, Inc.	93,144	3,164,102
	Heritage Commerce Corp.	145,760	1,294,349
	Heritage Financial Corp.	73,983	1,483,359
	Heritage Insurance Holdings, Inc.	71,214	807,567
	Hilltop Holdings, Inc.	306,847	5,922,147
	Hingham Institution For Savings (The)	1,253	191,734
*	HMN Financial, Inc.	17,795	275,822
	Home Bancorp, Inc.	12,176	309,270
	Home BancShares, Inc.	30,232	463,457

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	71,609	$1,829,610
	HomeTrust Bancshares, Inc.	21,623	332,346
	Hope Bancorp, Inc.	427,801	4,256,620
	Horace Mann Educators Corp.	167,777	5,899,039
	Horizon Bancorp, Inc.	90,914	1,034,601
*	Howard Bancorp, Inc.	20,742	231,688
	IBERIABANK Corp.	187,885	7,789,712
	Independence Holding Co.	8,122	224,655
	Independent Bank Corp.	66,418	4,841,208
	Independent Bank Corp.	43,229	635,034
#	Independent Bank Group, Inc.	140,590	4,261,283
	International Bancshares Corp.	281,542	8,161,903
*	INTL. FCStone, Inc.	45,991	1,837,800
#	Invesco, Ltd.	1,052,056	9,068,723
	Investar Holding Corp.	3,508	44,025
	Investors Bancorp, Inc.	976,639	9,092,509
	Investors Title Co.	7,512	1,005,857
	James River Group Holdings, Ltd.	12,755	452,547
#	Janus Henderson Group P.L.C.	647,342	11,587,422
	Jefferies Financial Group, Inc.	196,427	2,694,978
	Kearny Financial Corp.	268,141	2,493,711
	Kemper Corp.	186,142	12,512,465
	Kentucky First Federal Bancorp	496	2,996
	Kingstone Cos., Inc.	1,214	5,949
	Lake Shore Bancorp, Inc.	1,066	13,565
	Lakeland Bancorp, Inc.	160,777	1,799,095
	Lakeland Financial Corp.	31,058	1,314,685
	Landmark Bancorp, Inc.	3,430	75,357
	LCNB Corp.	1,670	23,948
	Legg Mason, Inc.	256,175	12,765,200
#*	LendingClub Corp.	87,105	668,095
	Level One Bancorp, Inc.	507	9,182
	Lincoln National Corp.	39,771	1,410,677
	Live Oak Bancshares, Inc.	70,760	987,102
	Luther Burbank Corp.	17,301	186,159
	Macatawa Bank Corp.	92,971	714,017
	Mackinac Financial Corp.	18,725	193,242
#*	Magyar Bancorp, Inc.	6,751	60,759
*	Malvern Bancorp, Inc.	4,264	56,072
	Marlin Business Services Corp.	62,483	664,819
#*	MBIA, Inc.	382,403	3,112,760
	Mercantile Bank Corp.	53,113	1,253,467
	Merchants Bancorp	9,484	146,054
	Mercury General Corp.	37,047	1,517,445
	Meridian Bancorp, Inc.	156,109	1,838,964
	Meta Financial Group, Inc.	96,283	1,773,533
*	Metropolitan Bank Holding Corp.	3,724	93,435
	MGIC Investment Corp.	394,009	2,880,206
	Mid Penn Bancorp, Inc.	262	5,135
	Middlefield Banc Corp.	1,934	33,362
	Midland States Bancorp, Inc.	41,270	669,399
	MidWestOne Financial Group, Inc.	23,796	496,623
#*	Mr Cooper Group, Inc.	213,899	2,049,152
	MSB Financial Corp.	3,419	44,413
	MVB Financial Corp.	1,514	20,787
	National Bank Holdings Corp., Class A	65,744	1,747,476
	National Bankshares, Inc.	1,446	43,351
	National General Holdings Corp.	210,602	4,007,756
	National Security Group, Inc. (The)	193	3,088

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	National Western Life Group, Inc., Class A	9,435	$1,818,408
	Navient Corp.	860,492	6,556,949
	NBT Bancorp, Inc.	85,395	2,829,136
	Nelnet, Inc., Class A	122,931	5,919,128
	New York Community Bancorp, Inc.	1,738,230	18,877,178
»	NewStar Financial, Inc.	159,703	112,159
*	NI Holdings, Inc.	4,733	63,943
*	Nicholas Financial, Inc.	23,562	136,188
#*	Nicolet Bankshares, Inc.	13,777	758,011
*	NMI Holdings, Inc., Class A	70,866	958,108
*	Northeast Bank	14,874	249,139
	Northfield Bancorp, Inc.	205,015	2,310,519
	Northrim BanCorp, Inc.	26,190	614,155
	Northwest Bancshares, Inc.	409,525	4,345,058
	Norwood Financial Corp.	4,180	98,752
	OceanFirst Financial Corp.	138,688	2,336,893
	OFG Bancorp	190,288	2,393,823
	Ohio Valley Banc Corp.	1,614	40,673
	Old National Bancorp	597,463	8,466,051
	Old Republic International Corp.	852,141	13,591,649
	Old Second Bancorp, Inc.	88,537	728,660
*	On Deck Capital, Inc.	201,673	244,024
	OneMain Holdings, Inc.	256,535	6,210,712
	Oppenheimer Holdings, Inc., Class A	14,033	288,799
	Opus Bank	149,251	2,868,604
	Origin Bancorp, Inc.	2,841	63,326
	Orrstown Financial Services, Inc.	9,814	151,136
*	Pacific Mercantile Bancorp	38,847	155,776
	Pacific Premier Bancorp, Inc.	195,781	4,179,924
	PacWest Bancorp	383,091	7,753,762
#	Park National Corp.	2,936	234,821
	Parke Bancorp, Inc.	7,197	101,406
	PCSB Financial Corp.	16,708	228,064
	Peapack-Gladstone Financial Corp.	84,118	1,587,307
	Penns Woods Bancorp, Inc.	9,287	212,672
	Pennymac Financial Services, Inc.	24,709	745,471
	Peoples Bancorp of North Carolina, Inc.	5,107	88,862
	Peoples Bancorp, Inc.	81,822	1,989,093
	Peoples Financial Services Corp.	2,243	83,013
	People’s United Financial, Inc.	1,686,990	21,407,903
	People’s Utah Bancorp	15,391	330,599
	Pinnacle Financial Partners, Inc.	248,663	10,008,686
	Piper Sandler Cos.	45,469	2,451,234
	Plumas Bancorp	600	10,800
	Popular, Inc.	341,789	13,189,638
#*	PRA Group, Inc.	86,380	2,396,181
	Preferred Bank	26,626	1,015,782
	Premier Financial Bancorp, Inc.	42,453	551,889
	ProAssurance Corp.	124,253	2,657,772
	Prosperity Bancshares, Inc.	264,677	15,862,093
#	Protective Insurance Corp., Class A	276	5,186
	Protective Insurance Corp., Class B	29,906	467,132
	Provident Financial Holdings, Inc.	26,149	341,244
	Provident Financial Services, Inc.	266,361	3,822,280
	Prudential Bancorp, Inc.	2,664	32,767
	QCR Holdings, Inc.	42,932	1,321,447
	Radian Group, Inc.	439,207	6,579,321
	RBB Bancorp	12,893	166,578
*	Regional Management Corp.	23,874	380,552

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	173,013	$18,111,001
	RenaissanceRe Holdings, Ltd.	71,405	10,425,844
	Renasant Corp.	213,528	5,600,839
	Republic Bancorp, Inc., Class A	20,756	691,797
*	Republic First Bancorp, Inc.	31,364	82,487
	Riverview Bancorp, Inc.	63,415	350,685
	S&T Bancorp, Inc.	96,920	2,588,733
	Safety Insurance Group, Inc.	37,898	3,187,980
	Salisbury Bancorp, Inc.	490	16,538
	Sandy Spring Bancorp, Inc.	137,730	3,512,115
	Santander Consumer USA Holdings, Inc.	714,918	11,145,572
	SB Financial Group, Inc.	1,320	19,272
	SB One Bancorp	11,330	208,812
*	Seacoast Banking Corp. of Florida	64,429	1,447,720
*	Security National Financial Corp., Class A	12,408	72,215
*	Select Bancorp, Inc.	8,275	67,855
	Selective Insurance Group, Inc.	101,187	5,072,504
	Shore Bancshares, Inc.	15,957	177,123
	Sierra Bancorp	38,297	777,429
	Signature Bank	31,475	3,373,490
	Simmons First National Corp., Class A	382,303	7,149,066
	SLM Corp.	98,617	822,466
	SmartFinancial, Inc.	15,413	222,872
	South State Corp.	128,584	7,437,299
*	Southern First Bancshares, Inc.	18,379	535,932
	Southern Missouri Bancorp, Inc.	13,108	311,053
	Southern National Bancorp of Virginia, Inc.	36,453	367,082
	Southside Bancshares, Inc.	24,966	759,216
*	Spirit of Texas Bancshares, Inc.	2,163	24,853
	State Auto Financial Corp.	140,948	3,536,385
	Sterling Bancorp	679,294	8,375,695
	Sterling Bancorp, Inc.	26,520	95,737
	Stewart Information Services Corp.	90,517	2,883,872
	Stifel Financial Corp.	183,296	8,116,347
	Stock Yards Bancorp, Inc.	1,749	57,787
	Summit Financial Group, Inc.	17,975	317,438
	Synovus Financial Corp.	375,385	7,886,839
	TCF Financial Corp.	462,340	13,726,875
	Territorial Bancorp, Inc.	27,328	686,753
*	Texas Capital Bancshares, Inc.	164,712	4,575,699
*	Third Point Reinsurance, Ltd.	324,444	2,413,863
	Timberland Bancorp, Inc.	49,488	957,593
	Tiptree, Inc.	139,954	894,306
	Tompkins Financial Corp.	4,578	309,061
	Towne Bank	169,530	3,424,506
	TriCo Bancshares	65,087	1,960,420
*	TriState Capital Holdings, Inc.	113,318	1,611,382
*	Triumph Bancorp, Inc.	63,332	1,754,930
	TrustCo Bank Corp. NY	293,472	1,848,874
	Trustmark Corp.	295,873	7,873,181
	UMB Financial Corp.	18,792	955,385
	Umpqua Holdings Corp.	838,299	10,499,695
#*	Unico American Corp.	35,600	142,044
	United Bancshares, Inc.	590	10,024
	United Bankshares, Inc.	340,330	10,196,287
	United Community Banks, Inc.	227,639	4,813,427
	United Fire Group, Inc.	58,477	1,672,442
	United Insurance Holdings Corp.	117,088	1,001,102
	United Security Bancshares	1,687	11,235

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Unity Bancorp, Inc.	30,640	$439,990
	Universal Insurance Holdings, Inc.	57,857	1,054,733
	Univest Financial Corp.	115,555	2,045,323
	Unum Group	664,142	11,589,278
	Valley National Bancorp	1,435,981	12,004,801
	Veritex Holdings, Inc.	57,535	1,010,315
#	Victory Capital Holdings, Inc., Class A	5,520	83,297
	Virtus Investment Partners, Inc.	18,429	1,497,725
	Voya Financial, Inc.	459,861	20,771,921
#	Waddell & Reed Financial, Inc., Class A	91,113	1,325,694
	Walker & Dunlop, Inc.	67,092	2,578,346
	Washington Federal, Inc.	320,890	8,580,599
	Washington Trust Bancorp, Inc.	17,053	597,026
	Waterstone Financial, Inc.	99,338	1,442,388
	Webster Financial Corp.	235,820	6,661,915
	WesBanco, Inc.	236,345	5,832,995
	West BanCorp, Inc.	76,107	1,415,590
	Western Alliance Bancorp	48,874	1,753,599
	Western New England Bancorp, Inc.	103,704	623,261
	Westwood Holdings Group, Inc.	4,642	106,905
	White Mountains Insurance Group, Ltd.	8,190	7,968,870
	Wintrust Financial Corp.	191,249	8,013,333
#*	World Acceptance Corp.	255	17,302
	WSFS Financial Corp.	182,154	5,315,254
#	WVS Financial Corp.	1,304	17,695
	Zions Bancorp NA	440,377	13,920,317

TOTAL FINANCIALS			1,031,545,676

HEALTH CARE — (5.1%)
*	Abeona Therapeutics, Inc.	6,000	14,280
#*	Acadia Healthcare Co., Inc.	342,876	8,232,453
#»	Achillion Pharmaceuticals, Inc.	98,996	45,538
*	Addus HomeCare Corp.	749	60,684
#*	Adverum Biotechnologies, Inc.	86,143	1,020,795
*	Akebia Therapeutics, Inc.	30,255	245,066
*	Allscripts Healthcare Solutions, Inc.	790,373	5,137,425
#*	AMAG Pharmaceuticals, Inc.	68,988	553,974
*	American Shared Hospital Services	8,624	15,264
*	AMN Healthcare Services, Inc.	14,829	696,666
#*	Amphastar Pharmaceuticals, Inc.	83,105	1,408,630
#*	AnaptysBio, Inc.	26,757	417,944
#*	AngioDynamics, Inc.	139,417	1,454,119
*	ANI Pharmaceuticals, Inc.	600	24,006
*	Anika Therapeutics, Inc.	53,584	1,780,596
*	Applied Genetic Technologies Corp.	52,084	194,273
*	Assembly Biosciences, Inc.	72	1,261
#*	aTyr Pharma, Inc.	4,900	17,591
*	Avanos Medical, Inc.	207,829	6,453,090
*	BioTelemetry, Inc.	5,499	256,858
*	Brookdale Senior Living, Inc.	605,701	2,186,581
	Cantel Medical Corp.	3,078	113,886
#*	Catalyst Biosciences, Inc.	58,904	356,958
	Computer Programs and Systems, Inc.	23,392	562,110
*	Concert Pharmaceuticals, Inc.	3,300	32,934
	CONMED Corp.	66,216	4,894,025
#*	Corvus Pharmaceuticals, Inc.	100	243
#*	Covetrus, Inc.	138,787	1,650,177
*	Cross Country Healthcare, Inc.	28,266	177,793
#*	Cumberland Pharmaceuticals, Inc.	73,176	289,777

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Cyclerion Therapeutics, Inc.	11,200	$43,344
*	DaVita, Inc.	156,415	12,358,349
#*	Digirad Corp.	5,037	16,672
*	Electromed, Inc.	22,812	319,140
*	Emergent BioSolutions, Inc.	30,272	2,238,614
*	Enanta Pharmaceuticals, Inc.	37,920	1,758,350
	Ensign Group, Inc. (The)	13,508	505,334
	Envista Holdings Corp.	30,707	597,865
#*	Enzo Biochem, Inc.	228,298	689,460
#*	Evolent Health, Inc., Class A	206,122	1,486,140
*	Five Prime Therapeutics, Inc.	65,631	215,270
#*	Five Star Senior Living, Inc.	48,334	158,536
*	Fluidigm Corp.	9,833	22,026
*	FONAR Corp.	23,111	450,665
#*	G1 Therapeutics, Inc.	2,719	35,700
*	GlycoMimetics, Inc.	46,250	129,038
*	Harvard Bioscience, Inc.	146,022	401,561
*	HealthStream, Inc.	43,523	993,412
*	HMS Holdings Corp.	42,812	1,227,634
*	Horizon Therapeutics P.L.C.	51,133	1,842,833
*	Inovalon Holdings, Inc., Class A	8,384	146,720
*	Integer Holdings Corp.	126,414	9,412,786
#*	Interpace Biosciences, Inc.	1,094	6,083
#*	IntriCon Corp.	12,445	164,274
#	Invacare Corp.	173,405	1,304,006
*	IRIDEX Corp.	30,553	57,440
*	Jazz Pharmaceuticals P.L.C.	53,479	5,896,060
#*	Jounce Therapeutics, Inc.	73,691	361,086
	Kewaunee Scientific Corp.	10,719	112,550
*	Kindred Biosciences, Inc.	56,224	282,244
#*	Lannett Co., Inc.	47,858	456,565
#	LeMaitre Vascular, Inc.	15,787	449,772
*	LHC Group, Inc.	22,827	2,967,282
#*	Ligand Pharmaceuticals, Inc.	11,300	1,113,841
	Luminex Corp.	60,401	2,177,456
#*	Lumos Pharma, Inc.	2,277	21,199
*	Magellan Health, Inc.	106,199	6,449,465
*»	MedCath Corp.	116,120	0
#*	MEDNAX, Inc.	366,962	5,328,288
*	Meridian Bioscience, Inc.	138,961	1,667,532
*	Merit Medical Systems, Inc.	111,754	4,561,798
#	Merrimack Pharmaceuticals, Inc.	88,063	324,952
#*	Misonix, Inc.	20,233	254,733
#*	MTBC, Inc.	10,138	62,653
*	Mylan NV	72,104	1,209,184
#*	Myriad Genetics, Inc.	243,511	3,764,680
	National HealthCare Corp.	30,775	2,104,087
*	Natus Medical, Inc.	64,491	1,611,630
#	Neoleukin Therapeutics, Inc.	33,079	368,500
*	NextGen Healthcare, Inc.	90,895	958,942
*	OraSure Technologies, Inc.	180,521	2,877,505
*	Orthofix Medical, Inc.	30,749	1,090,052
*	Otonomy, Inc.	90,334	205,962
	Owens & Minor, Inc.	339,710	2,405,147
#	Patterson Cos., Inc.	329,835	6,029,384
*	PDL BioPharma, Inc.	630,444	2,137,205
*	Pennant Group, Inc.	6,754	133,662
	Perrigo Co. P.L.C.	461,387	24,591,927
*	Pfenex, Inc.	26,611	153,013

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Premier, Inc., Class A	90,166	$2,989,905
#*	Prestige Consumer Healthcare, Inc.	135,957	5,532,090
#*	Protagonist Therapeutics, Inc.	20,402	137,714
*	Prothena Corp. P.L.C.	69,351	778,118
*	Providence Service Corp. (The)	23,334	1,353,605
*	RTI Surgical Holdings, Inc.	231,024	624,920
*	Savara, Inc.	7,710	18,581
*	SeaSpine Holdings Corp.	23,740	244,522
*	Select Medical Holdings Corp.	347,405	5,930,203
#*	Spectrum Pharmaceuticals, Inc.	43,890	127,281
*	Supernus Pharmaceuticals, Inc.	118,681	2,777,135
*	Surgery Partners, Inc.	130,385	1,538,543
#*	Syneos Health, Inc.	73,977	4,127,177
#*	Synlogic, Inc.	71,045	147,774
*	Taro Pharmaceutical Industries, Ltd.	8,595	594,000
#*	Triple-S Management Corp., Class B	71,104	1,203,791
	Utah Medical Products, Inc.	1,047	86,901
*	Vanda Pharmaceuticals, Inc.	104,571	1,202,567
*	Varex Imaging Corp.	72,183	1,886,142
#*	Wright Medical Group NV	22,293	649,172
#*	Zynerba Pharmaceuticals, Inc.	4,232	16,378

TOTAL HEALTH CARE			188,971,124

INDUSTRIALS — (20.4%)
	AAR Corp.	153,489	3,005,315
	ABM Industries, Inc.	293,844	10,134,680
*	Acacia Research Corp.	94,080	238,022
	ACCO Brands Corp.	258,640	1,913,936
	Acme United Corp.	8,213	178,304
	Acuity Brands, Inc.	370	32,038
#	ADT, Inc.	218,348	1,251,134
#*	Advanced Disposal Services, Inc.	37,476	1,208,601
*	AECOM	475,783	17,251,892
*	Aegion Corp.	85,783	1,376,817
*	AeroCentury Corp.	6,545	10,930
*	Aerovironment, Inc.	13,118	790,491
	AGCO Corp.	273,209	14,436,364
	Air Lease Corp.	419,908	10,980,594
*	Air Transport Services Group, Inc.	120,742	2,443,818
	Alamo Group, Inc.	62,459	6,148,464
	Alaska Air Group, Inc.	122,152	3,972,383
	Albany International Corp., Class A	72,670	3,716,344
	Allied Motion Technologies, Inc.	12,051	347,310
	Altra Industrial Motion Corp.	31,606	882,123
	AMERCO	43,390	12,154,841
*	Ameresco, Inc., Class A	58,493	1,056,384
#*	American Superconductor Corp.	15,070	86,653
*	American Woodmark Corp.	27,892	1,433,928
*	AMREP Corp.	8,943	43,284
	Apogee Enterprises, Inc.	107,723	2,201,858
	Applied Industrial Technologies, Inc.	102,374	5,363,374
	ARC Document Solutions, Inc.	199,460	139,622
	ArcBest Corp.	84,767	1,726,704
	Arcosa, Inc.	217,332	8,099,964
	Argan, Inc.	43,039	1,615,684
*	ASGN, Inc.	152,272	7,073,034
	Astec Industries, Inc.	75,731	3,037,570
#*	Atlas Air Worldwide Holdings, Inc.	134,989	4,434,389
*	Avalon Holdings Corp., Class A	3,700	5,106

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	18,245	$572,711
	Barnes Group, Inc.	136,481	5,238,141
	Barrett Business Services, Inc.	9,363	458,038
*	Beacon Roofing Supply, Inc.	293,550	6,458,100
	BG Staffing, Inc.	5,472	66,485
*	BMC Stock Holdings, Inc.	153,258	3,256,732
	Brady Corp., Class A	78,318	3,409,966
#	Briggs & Stratton Corp.	149,288	338,884
#*	BrightView Holdings, Inc.	20,468	262,400
#*	Broadwind Energy, Inc.	16,100	26,565
*	Builders FirstSource, Inc.	97,890	1,796,282
*	CAI International, Inc.	77,631	1,280,135
*	CBIZ, Inc.	181,069	4,300,389
*	CECO Environmental Corp.	143,398	777,217
*	Chart Industries, Inc.	165,790	5,922,019
	Chicago Rivet & Machine Co.	1,983	42,654
*	CIRCOR International, Inc.	61,176	913,358
*	Clean Harbors, Inc.	115,444	6,168,173
#*	Colfax Corp.	494,489	12,752,871
	Columbus McKinnon Corp.	75,237	2,037,418
	Comfort Systems USA, Inc.	47,713	1,588,843
*	Commercial Vehicle Group, Inc.	29,611	71,659
	CompX International, Inc.	5,744	79,152
#*	Construction Partners, Inc., Class A	9,337	171,147
	Copa Holdings SA, Class A	34,708	1,534,441
	CoreLogic, Inc.	71,871	2,761,284
*	Cornerstone Building Brands, Inc.	41,055	218,823
	Costamare, Inc.	269,613	1,353,457
*	Covenant Transportation Group, Inc., Class A	59,106	524,861
	CRA International, Inc.	29,637	1,248,607
	Crane Co.	10,478	570,527
	CSW Industrials, Inc.	16,461	1,090,377
	Cubic Corp.	89,173	3,407,300
	Douglas Dynamics, Inc.	70,291	2,597,955
*	Ducommun, Inc.	43,838	1,237,985
*	DXP Enterprises, Inc.	70,622	1,053,680
#*	Dycom Industries, Inc.	15,747	513,352
#*	Eagle Bulk Shipping, Inc.	56,059	94,179
	Eastern Co. (The)	32,147	578,646
*	Echo Global Logistics, Inc.	104,055	1,824,084
	EMCOR Group, Inc.	20,058	1,274,285
	Encore Wire Corp.	97,646	4,470,234
	Enerpac Tool Group Corp.	78,310	1,335,969
	EnerSys	85,269	4,978,857
	Ennis, Inc.	94,663	1,761,678
	EnPro Industries, Inc.	69,061	3,131,916
	ESCO Technologies, Inc.	81,824	6,243,171
	Espey Manufacturing & Electronics Corp.	13,355	253,883
	Federal Signal Corp.	210,203	5,660,767
	Forward Air Corp.	16,501	851,452
*	Franklin Covey Co.	50,874	1,055,636
	Franklin Electric Co., Inc.	33,384	1,695,907
*	FTI Consulting, Inc.	58,318	7,427,380
#*	Gates Industrial Corp. P.L.C.	49,818	427,937
	GATX Corp.	190,739	11,310,823
	Genco Shipping & Trading, Ltd.	122,801	715,930
*	Gencor Industries, Inc.	57,031	691,216
*	Gibraltar Industries, Inc.	135,316	6,265,131
*	GMS, Inc.	121,257	2,228,704

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Goldfield Corp. (The)	14,156	$48,838
	Gorman-Rupp Co. (The)	109,503	3,230,338
*	GP Strategies Corp.	90,212	718,088
	Graham Corp.	7,019	91,949
#	Granite Construction, Inc.	185,777	3,054,174
*	Great Lakes Dredge & Dock Corp.	216,542	1,914,231
	Greenbrier Cos., Inc. (The)	128,987	2,190,199
	Griffon Corp.	250,012	4,102,697
	H&E Equipment Services, Inc.	65,215	1,060,396
*	Harsco Corp.	1,956	19,521
#	Hawaiian Holdings, Inc.	151,041	2,174,990
	Heartland Express, Inc.	56,984	1,116,317
	Heidrick & Struggles International, Inc.	78,857	1,769,551
	Helios Technologies, Inc.	22,457	798,795
*	Herc Holdings, Inc.	45,532	1,285,368
*	Heritage-Crystal Clean, Inc.	41,140	754,919
	Herman Miller, Inc.	19,744	445,030
#*	Hertz Global Holdings, Inc.	481,815	1,946,533
	Hillenbrand, Inc.	27,303	571,998
*	Houston Wire & Cable Co.	16,754	38,702
	Howmet Aerospace, Inc.	59,287	774,881
*	Hub Group, Inc., Class A	119,601	5,754,004
*	Hudson Global, Inc.	594	5,643
	Hurco Cos., Inc.	32,038	1,047,322
*	Huron Consulting Group, Inc.	79,827	4,473,505
	Hyster-Yale Materials Handling, Inc.	43,079	1,681,804
*	IAA Inc.	466	17,988
	ICF International, Inc.	61,609	4,530,726
*	IES Holdings, Inc.	3,589	70,883
*	InnerWorkings, Inc.	132,117	233,847
*	Innovative Solutions & Support, Inc.	5,621	24,114
	Insteel Industries, Inc.	75,815	1,332,070
	Interface, Inc.	90,555	836,728
	ITT, Inc.	86,313	4,550,421
	Jacobs Engineering Group, Inc.	5,007	414,329
*	JELD-WEN Holding, Inc.	122,916	1,561,033
*	JetBlue Airways Corp.	1,133,626	11,041,517
	Kadant, Inc.	57,227	4,812,218
	Kaman Corp.	87,989	3,410,454
	KAR Auction Services, Inc.	120,841	1,810,198
	Kelly Services, Inc., Class A	132,061	2,040,342
	Kennametal, Inc.	172,964	4,429,608
	Kforce, Inc.	1,297	38,845
	Kimball International, Inc., Class B	137,692	1,689,481
*	Kirby Corp.	188,996	10,096,166
#	Knight-Swift Transportation Holdings, Inc.	663,046	24,652,050
	Knoll, Inc.	16,846	196,424
	Korn Ferry	202,269	5,831,415
*	Lawson Products, Inc.	26,425	888,144
*	LB Foster Co., Class A	38,491	553,885
	LSI Industries, Inc.	45,779	283,830
*	Lydall, Inc.	102,737	1,150,654
	Macquarie Infrastructure Corp.	286,205	7,896,396
*	Manitex International, Inc.	5,026	20,104
*	Manitowoc Co., Inc. (The)	150,699	1,389,445
	ManpowerGroup, Inc.	105,156	7,806,781
	Marten Transport, Ltd.	324,263	7,269,976
*	Masonite International Corp.	50,108	2,960,381
#*	MasTec, Inc.	222,715	7,995,468

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Mastech Digital, Inc.	2,816	$44,070
	Matson, Inc.	178,811	5,407,245
	Matthews International Corp., Class A	122,290	2,927,623
#*	Maxar Technologies, Inc.	18,832	237,472
	McGrath RentCorp	70,821	3,863,286
#*	Mesa Air Group, Inc.	42,710	194,117
	Miller Industries, Inc.	59,589	1,810,314
*	Mistras Group, Inc.	53,460	253,935
	Mobile Mini, Inc.	198,332	5,666,345
	Moog, Inc., Class A	71,371	3,531,437
*	MRC Global, Inc.	67,005	359,147
	MSC Industrial Direct Co., Inc., Class A	77,763	4,637,785
	Mueller Industries, Inc.	133,910	3,468,269
	Mueller Water Products, Inc., Class A	285,621	2,710,543
*	MYR Group, Inc.	70,755	2,122,650
	National Presto Industries, Inc.	18,332	1,490,575
	Nielsen Holdings P.L.C.	165,045	2,431,113
	NL Industries, Inc.	14,037	47,024
#	NN, Inc.	100,462	346,594
*	Northwest Pipe Co.	53,476	1,300,536
*	NOW, Inc.	560,603	3,458,921
#*	NV5 Global, Inc.	32,961	1,540,927
	nVent Electric P.L.C.	165,310	3,083,031
*	Orion Group Holdings, Inc.	78,737	198,417
	Oshkosh Corp.	177,390	11,979,147
	Owens Corning	439,700	19,065,392
*	PAM Transportation Services, Inc.	25,480	972,826
	Park Aerospace Corp.	78,622	1,046,459
	Park-Ohio Holdings Corp.	38,885	712,762
	Patrick Industries, Inc.	45,534	1,876,911
	Patriot Transportation Holding, Inc.	9,898	88,290
*	Perma-Pipe International Holdings, Inc.	44,798	259,828
*	PGT Innovations, Inc.	80,772	835,182
*	PICO Holdings, Inc.	50,122	429,044
	Pitney Bowes, Inc.	23,812	84,056
	Powell Industries, Inc.	60,001	1,522,225
	Preformed Line Products Co.	18,288	908,548
	Primoris Services Corp.	107,973	1,685,459
	Quad/Graphics, Inc.	36,556	135,988
	Quanex Building Products Corp.	79,928	996,702
	Quanta Services, Inc.	632,156	22,985,192
*	Radiant Logistics, Inc.	170,866	731,306
	Raven Industries, Inc.	40,179	894,786
*	RBC Bearings, Inc.	1,128	142,895
*	RCM Technologies, Inc.	78,752	114,190
	Regal Beloit Corp.	149,228	10,596,680
*	Resideo Technologies, Inc.	144,429	740,921
	Resources Connection, Inc.	139,360	1,516,237
	REV Group, Inc.	40,303	214,412
	Rexnord Corp.	146,132	3,985,020
	Rush Enterprises, Inc., Class A	197,465	7,404,937
	Rush Enterprises, Inc., Class B	51,902	1,832,660
	Ryder System, Inc.	233,530	8,266,962
*	Saia, Inc.	91,245	8,441,987
	Schneider National, Inc., Class B	64,681	1,417,161
#	Scorpio Bulkers, Inc.	10,098	258,812
*	Sensata Technologies Holding P.L.C.	154,317	5,614,052
	Servotronics, Inc.	7,061	48,753
*	SIFCO Industries, Inc.	12,483	30,442

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	76,696	$5,529,782
	SkyWest, Inc.	240,109	7,431,374
	Snap-on, Inc.	66,854	8,710,408
*	SP Plus Corp.	80,711	1,702,195
	Spartan Motors, Inc.	153,129	2,157,588
#*	Spirit Airlines, Inc.	230,802	3,466,646
*	SPX Corp.	52,263	1,992,788
*	SPX FLOW, Inc.	73,038	2,378,848
	Standex International Corp.	54,396	2,711,097
	Steelcase, Inc., Class A	280,648	3,073,096
*	Stericycle, Inc.	63,493	3,098,458
*	Sterling Construction Co., Inc.	94,214	930,834
*	Sunrun, Inc.	76,456	1,072,678
	Systemax, Inc.	95,971	1,905,984
#*	Taylor Devices, Inc.	706	7,590
#*	Team, Inc.	103,175	636,590
	Terex Corp.	259,786	3,946,149
	Tetra Tech, Inc.	3,114	234,422
*	Textainer Group Holdings, Ltd.	97,073	852,301
	Textron, Inc.	5,890	155,260
*	Thermon Group Holdings, Inc.	119,085	1,819,619
	Timken Co. (The)	130,872	4,918,170
*	Titan Machinery, Inc.	99,773	937,866
*	Transcat, Inc.	8,060	226,405
*	TriMas Corp.	139,851	3,334,048
	Trinity Industries, Inc.	621,127	11,981,540
	Triton International, Ltd.	341,605	10,582,923
*	TrueBlue, Inc.	163,205	2,534,574
*	Tutor Perini Corp.	135,306	947,142
*	Twin Disc, Inc.	52,625	316,276
#*	U.S. Xpress Enterprises, Inc., Class A	9,811	42,776
	UFP Industries, Inc.	262,158	10,779,937
*	Ultralife Corp.	54,582	384,803
	UniFirst Corp.	54,144	9,104,314
*	United Airlines Holdings, Inc.	18,718	553,678
*	United Rentals, Inc.	1,760	226,160
*	Univar Solutions, Inc.	88,108	1,279,328
	Universal Logistics Holdings, Inc.	11,902	165,795
	US Ecology, Inc.	2,197	72,018
#*	USA Truck, Inc.	6,000	29,880
	Valmont Industries, Inc.	10,279	1,205,110
*	Vectrus, Inc.	43,249	2,249,380
*	Veritiv Corp.	38,418	359,977
	Viad Corp.	93,779	2,247,883
*	Virco Manufacturing Corp.	23,168	55,140
	VSE Corp.	23,342	448,633
	Wabash National Corp.	172,617	1,415,459
	Watts Water Technologies, Inc., Class A	67,756	5,583,094
	Werner Enterprises, Inc.	190,431	7,640,092
*	WESCO International, Inc.	136,775	3,538,369
#*	Willdan Group, Inc.	12,038	305,284
*	Willis Lease Finance Corp.	36,581	731,986
*	WillScot Corp.	23,917	278,633
#*	XPO Logistics, Inc.	160,328	10,700,291

TOTAL INDUSTRIALS			750,035,713

INFORMATION TECHNOLOGY — (10.9%)
#*	2U, Inc.	18,746	445,217
*»	Actua Corp.	11,098	1,110

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN, Inc.	76,933	$790,871
*	Airgain, Inc.	2,700	21,843
*	Alithya Group, Inc., Class A	87,929	159,151
*	Alpha & Omega Semiconductor, Ltd.	73,676	886,322
*	Amkor Technology, Inc.	595,912	5,887,611
*	Amtech Systems, Inc.	16,144	80,074
*	Anixter International, Inc.	104,070	9,663,940
*	Arlo Technologies, Inc.	61,047	167,269
*	Arrow Electronics, Inc.	378,565	23,819,310
	AstroNova, Inc.	26,277	184,727
#*	Avaya Holdings Corp.	28,002	278,340
*	Aviat Networks, Inc.	7,802	74,665
	Avnet, Inc.	353,311	10,606,396
*	Aware, Inc.	66,795	170,327
*	Axcelis Technologies, Inc.	116,642	2,724,757
*	AXT, Inc.	148,738	822,521
	Bel Fuse, Inc., Class A	9,916	70,503
	Bel Fuse, Inc., Class B	13,145	98,062
	Belden, Inc.	65,005	2,222,521
	Benchmark Electronics, Inc.	204,163	4,218,008
#*	BroadVision, Inc.	9,424	40,712
	Brooks Automation, Inc.	176,037	6,775,664
*	BSQUARE Corp.	33,602	33,266
	Cabot Microelectronics Corp.	2,892	354,386
*	CACI International, Inc., Class A	72,603	18,160,914
*	CalAmp Corp.	56,082	376,871
	Cass Information Systems, Inc.	1,372	55,031
*	Cirrus Logic, Inc.	96,193	7,272,191
*	Clearfield, Inc.	15,468	201,548
#*	Coherent, Inc.	25,555	3,267,718
	Cohu, Inc.	63,017	1,041,671
	Communications Systems, Inc.	16,885	96,076
*	Computer Task Group, Inc.	47,384	199,013
	Comtech Telecommunications Corp.	96,959	1,794,711
	CSG Systems International, Inc.	11,392	553,423
	CSP, Inc.	5,466	57,338
	CTS Corp.	91,183	2,111,798
*	CyberOptics Corp.	26,076	667,285
	Daktronics, Inc.	109,480	494,850
*	Data I/O Corp.	18,111	52,160
*	Digi International, Inc.	84,178	955,420
*	Diodes, Inc.	224,637	11,431,777
*	DSP Group, Inc.	70,659	1,218,868
	DXC Technology Co.	45,269	820,727
#	Ebix, Inc.	1,200	25,116
*	EchoStar Corp., Class A	164,257	5,182,308
*	EMCORE Corp.	15,983	43,634
	Entegris, Inc.	13,846	750,869
*	ePlus, Inc.	62,471	4,419,823
*	ExlService Holdings, Inc.	4,788	295,563
*	Fabrinet	97,983	6,148,433
*	FARO Technologies, Inc.	18,279	1,003,334
#*	First Solar, Inc.	73,494	3,234,471
*	Fitbit, Inc., Class A	89,900	601,431
*	Flex, Ltd.	769,480	7,510,125
*	FormFactor, Inc.	248,327	5,786,019
*	Frequency Electronics, Inc.	39,092	392,875
*	GSE Systems, Inc.	23,168	24,326
*	GSI Technology, Inc.	66,937	517,423

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hackett Group, Inc. (The)	87,795	$1,302,000
#*	Harmonic, Inc.	202,135	1,172,383
*	Ichor Holdings, Ltd.	68,339	1,701,641
#*	II-VI, Inc.	104,242	3,588,010
#*	Infinera Corp.	159,869	985,592
*	Insight Enterprises, Inc.	137,520	7,465,961
	InterDigital, Inc.	44,066	2,545,693
*	inTEST Corp.	48,779	171,702
*	Intevac, Inc.	55,464	305,052
	Jabil, Inc.	540,808	15,380,580
	KBR, Inc.	399,723	8,098,388
	KEMET Corp.	97,770	2,640,768
*	Key Tronic Corp.	54,827	253,849
*	Kimball Electronics, Inc.	104,283	1,409,906
*	Knowles Corp.	356,394	5,541,927
	Kulicke & Soffa Industries, Inc.	168,941	4,049,516
*	KVH Industries, Inc.	50,891	472,268
*	LGL Group, Inc. (The)	9,599	94,650
	Littelfuse, Inc.	3,865	561,353
*	LiveRamp Holdings, Inc.	43,039	1,629,457
	LogMeIn, Inc.	77,885	6,656,052
*	Luna Innovations, Inc.	35,024	267,233
#*	MACOM Technology Solutions Holdings, Inc.	39,484	1,210,579
	ManTech International Corp., Class A	69,078	5,150,456
	Methode Electronics, Inc.	159,696	4,794,074
	MKS Instruments, Inc.	96,338	9,655,958
	MTS Systems Corp.	16,183	344,212
#*	Napco Security Technologies, Inc.	22,292	446,732
*	NeoPhotonics Corp.	11,694	112,496
*	NETGEAR, Inc.	108,017	2,590,248
*	Netscout Systems, Inc.	264,974	7,016,512
	Network-1 Technologies, Inc.	4,934	11,102
	NVE Corp.	502	28,499
*	ON Semiconductor Corp.	583,143	9,356,529
*	OneSpan, Inc.	84,179	1,414,207
*	Onto Innovation Inc.	171,218	5,557,736
*	Optical Cable Corp.	27,633	73,227
*	OSI Systems, Inc.	46,194	3,343,522
#*	PAR Technology Corp.	21,452	405,657
	PC Connection, Inc.	162,970	7,488,471
	PC-Tel, Inc.	46,981	320,880
*	PDF Solutions, Inc.	1,899	30,327
*	Perceptron, Inc.	42,485	119,383
*	Perficient, Inc.	116,680	4,063,964
	Perspecta, Inc.	27,228	587,308
*	Photronics, Inc.	209,678	2,505,652
*	Plexus Corp.	96,047	6,021,186
*	Powerfleet, Inc.	7,485	35,928
*	PRGX Global, Inc.	6,780	27,188
	Progress Software Corp.	7,268	297,334
	QAD, Inc., Class B	465	13,927
#*	Qumu Corp.	8,056	20,462
*	Rambus, Inc.	217,477	2,724,987
#*	RealNetworks, Inc.	101,049	75,908
	RF Industries, Ltd.	15,951	88,847
*	Ribbon Communications, Inc.	9,355	34,099
	Richardson Electronics, Ltd.	36,622	146,488
#*	Rogers Corp.	37,796	4,196,868
*	Sanmina Corp.	275,108	7,628,745

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ScanSource, Inc.	86,171	$2,233,552
	Science Applications International Corp.	19,508	1,593,023
#*	SMART Global Holdings, Inc.	14,238	360,079
*	StarTek, Inc.	2,241	9,345
*	Steel Connect, Inc.	106,769	82,212
#*	Stratasys, Ltd.	89,218	1,579,159
*	Super Micro Computer, Inc.	3,182	72,868
*	Sykes Enterprises, Inc.	144,986	4,150,949
#*	Synaptics, Inc.	31,508	2,060,308
	SYNNEX Corp.	210,135	18,399,421
*	Tech Data Corp.	202,316	28,453,722
*	Telenav, Inc.	78,333	365,815
	TESSCO Technologies, Inc.	38,446	236,827
	TiVo Corp.	146,767	1,031,772
	TransAct Technologies, Inc.	1,679	7,136
*	Trio-Tech International	5,279	14,306
#*	TTM Technologies, Inc.	377,229	4,372,084
#*	Ultra Clean Holdings, Inc.	132,384	2,434,542
*	Veeco Instruments, Inc.	43,126	471,367
*	Virtusa Corp.	98,318	3,244,494
	Vishay Intertechnology, Inc.	434,647	7,210,794
*	Vishay Precision Group, Inc.	46,599	1,077,369
	Wayside Technology Group, Inc.	3,889	60,279
*	Xerox Holdings Corp.	413,696	7,566,500
	Xperi Corp.	127,268	1,944,655

TOTAL INFORMATION TECHNOLOGY			400,628,970

MATERIALS — (6.7%)
*	AdvanSix, Inc.	16,313	198,692
#	Albemarle Corp.	31,915	1,960,538
*	Alcoa Corp.	28,064	228,722
#*	Allegheny Technologies, Inc.	345,547	2,595,058
	American Vanguard Corp.	99,061	1,245,197
*	Arconic Corp.	14,821	129,239
	Ashland Global Holdings, Inc.	202,889	12,516,222
	Boise Cascade Co.	126,629	3,959,689
	Cabot Corp.	75,897	2,572,149
	Carpenter Technology Corp.	170,533	3,780,717
#*	Century Aluminum Co.	458,980	1,996,563
	CF Industries Holdings, Inc.	195,578	5,378,395
	Chase Corp.	15,612	1,471,587
	Chemours Co. (The)	19,525	229,028
*	Clearwater Paper Corp.	78,347	1,875,627
*	Coeur Mining, Inc.	573,558	2,414,679
	Commercial Metals Co.	515,504	8,217,134
*	Core Molding Technologies, Inc.	23,022	58,015
	Domtar Corp.	211,999	4,952,297
	Eastman Chemical Co.	22,929	1,387,434
*	Element Solutions, Inc.	915,585	9,384,746
*	Ferro Corp.	83,666	834,150
*»	Ferroglobe Representation & Warranty Insurance Trust	20,277	0
	Friedman Industries, Inc.	14,662	62,460
	FutureFuel Corp.	140,455	1,457,923
*	GCP Applied Technologies, Inc.	6,099	104,415
	Gold Resource Corp.	103,656	428,099
	Graphic Packaging Holding Co.	481,436	6,427,171
	Greif, Inc., Class A	76,224	2,583,231
	Greif, Inc., Class B	13,725	545,569
	Hawkins, Inc.	34,699	1,298,784

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Haynes International, Inc.	63,286	$1,398,621
	HB Fuller Co.	198,292	7,295,163
	Hecla Mining Co.	2,062,971	5,425,614
	Huntsman Corp.	617,710	10,383,705
	Innospec, Inc.	85,381	6,191,830
*	Intrepid Potash, Inc.	51,061	49,177
	Kaiser Aluminum Corp.	70,836	5,116,484
*	Koppers Holdings, Inc.	1,398	22,032
*	Kraton Corp.	37,607	587,045
	Kronos Worldwide, Inc.	78,569	745,620
#*	Livent Corp.	163,674	1,014,779
	Louisiana-Pacific Corp.	463,871	9,277,420
*	LSB Industries, Inc.	14,191	28,240
	Materion Corp.	86,073	4,453,417
	Mercer International, Inc.	249,899	2,518,982
	Minerals Technologies, Inc.	139,004	6,121,736
	Mosaic Co. (The)	20,252	233,101
	Myers Industries, Inc.	86,603	1,070,413
	Neenah, Inc.	46,921	2,292,560
#	Nexa Resources SA	25,876	108,420
	Northern Technologies International Corp.	44,731	364,110
	O-I Glass, Inc.	133,672	1,101,457
#	Olin Corp.	548,572	7,323,436
	Olympic Steel, Inc.	49,264	465,052
	PH Glatfelter Co.	229,233	3,346,802
	PolyOne Corp.	46,159	1,075,043
*	PQ Group Holdings, Inc.	58,316	683,464
	Reliance Steel & Aluminum Co.	288,850	25,875,183
*	Resolute Forest Products, Inc.	5,183	12,491
*	Ryerson Holding Corp.	17,335	80,088
	Schnitzer Steel Industries, Inc., Class A	142,319	2,214,484
	Schweitzer-Mauduit International, Inc.	102,745	3,310,444
	Sensient Technologies Corp.	16,762	801,056
	Sonoco Products Co.	79,105	3,863,488
	Steel Dynamics, Inc.	469,769	11,401,294
	Stepan Co.	59,628	5,688,511
*	Summit Materials, Inc., Class A	369,016	5,575,832
	SunCoke Energy, Inc.	330,755	1,041,878
*	Synalloy Corp.	29,722	262,742
*	TimkenSteel Corp.	200,536	521,394
*	Trecora Resources	70,125	413,738
	Tredegar Corp.	115,762	1,907,758
	Trinseo SA	52,798	1,079,719
*	Tronox Holdings P.L.C., Class A	164,932	1,124,836
*	UFP Technologies, Inc.	14,247	612,621
	United States Lime & Minerals, Inc.	11,985	959,998
#	United States Steel Corp.	409,864	3,147,756
*	Universal Stainless & Alloy Products, Inc.	20,469	152,903
#*	US Concrete, Inc.	37,189	713,285
	Valvoline, Inc.	107,752	1,852,257
*	Verso Corp., Class A	165,430	2,297,823
	Warrior Met Coal, Inc.	29,112	365,356
	Westlake Chemical Corp.	221,520	9,625,044
	WestRock Co.	13,086	421,238
	Worthington Industries, Inc.	110,280	2,915,803

TOTAL MATERIALS			247,226,273

REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	2,866	23,931

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Consolidated-Tomoka Land Co.	20,592	$865,482
#*	Cushman & Wakefield PLC	61,176	744,512
#*	Forestar Group, Inc.	35,300	465,607
*	FRP Holdings, Inc.	26,447	1,150,180
	Griffin Industrial Realty, Inc.	10,709	411,440
*	Howard Hughes Corp. (The)	31,421	1,701,761
	Jones Lang LaSalle, Inc.	30,257	3,194,534
	Kennedy-Wilson Holdings, Inc.	60,047	849,665
#*	Marcus & Millichap, Inc.	8,968	260,520
	Newmark Group, Inc., Class A	2,693	10,449
*	Rafael Holdings, Inc., Class B	49,008	691,503
	RE/MAX Holdings, Inc., Class A	60,375	1,587,259
	Realogy Holdings Corp.	47,371	205,590
*	Stratus Properties, Inc.	25,957	435,299
*	Tejon Ranch Co.	116,770	1,599,749

TOTAL REAL ESTATE			14,197,481

UTILITIES — (0.3%)
	Genie Energy, Ltd., Class B	78,472	618,359
#	Ormat Technologies, Inc.	75,548	4,714,951
	TerraForm Power, Inc., Class A	64,590	1,118,699
	Vistra Energy Corp.	142,213	2,778,842

TOTAL UTILITIES			9,230,851

TOTAL COMMON STOCKS			3,554,121,824

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	14,665	366,625

TOTAL INVESTMENT SECURITIES (Cost $3,039,563,209)			3,554,488,449

SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	10,041,372	116,188,716

TOTAL INVESTMENTS — (100.0%) (Cost $3,155,734,464)			$3,670,677,165

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,081,626	—	—	$114,081,626
Consumer Discretionary	456,085,447	$10,334	—	456,095,781
Consumer Staples	174,974,399	—	—	174,974,399
Energy	167,133,930	—	—	167,133,930
Financials	1,031,433,517	112,159	—	1,031,545,676
Health Care	188,925,586	45,538	—	188,971,124
Industrials	750,035,713	—	—	750,035,713
Information Technology	400,627,860	1,110	—	400,628,970
Materials	247,226,273	—	—	247,226,273
Real Estate	14,197,481	—	—	14,197,481
Utilities	9,230,851	—	—	9,230,851

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$366,625	—	—	$366,625
Securities Lending Collateral	—	$116,188,716	—	116,188,716

TOTAL	$3,554,319,308	$116,357,857	—	$3,670,677,165

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (2.8%)
	Alaska Communications Systems Group, Inc.	16,395	$32,790
#	AMC Entertainment Holdings, Inc., Class A	101	497
#*	AMC Networks, Inc., Class A	46,338	1,105,161
#*	ANGI Homeservices, Inc., Class A	2,400	16,260
#	Anterix, Inc.	15,886	834,015
	ATN International, Inc.	28,541	1,772,967
*	Bandwidth, Inc., Class A	2,792	227,716
*	Boingo Wireless, Inc.	91,024	1,268,875
#*	Boston Omaha Corp., Class A	5,213	84,607
*	Cardlytics, Inc.	932	41,893
*	Cars.com, Inc.	150,909	781,709
*	Central European Media Enterprises, Ltd., Class A	23,816	92,644
*	Cincinnati Bell, Inc.	104,233	1,527,013
	Cinemark Holdings, Inc.	1,040	14,851
	Cogent Communications Holdings, Inc.	88,424	7,412,584
*	comScore, Inc.	21,922	63,355
	Consolidated Communications Holdings, Inc.	134,513	843,396
#*	Cumulus Media, Inc., Class A	4,437	19,656
#*	Daily Journal Corp.	249	69,097
*	DHI Group, Inc.	48,516	134,874
	Emerald Holding, Inc.	20,561	46,879
	Entravision Communications Corp., Class A	128,820	188,077
*	Eventbrite, Inc., Class A	991	9,038
	EW Scripps Co. (The), Class A	146,894	1,185,435
*	Gaia, Inc.	21,301	193,626
#	Gannett Co., Inc.	4,270	4,825
*	GCI Liberty, Inc., Class A	3,402	206,944
*	Glu Mobile, Inc.	148,806	1,160,687
*	Gray Television, Inc.	136,489	1,584,637
*	Gray Television, Inc., Class A	912	11,861
*	Hemisphere Media Group, Inc.	23,962	222,367
*	IDT Corp., Class B	71,609	386,689
*	IMAX Corp.	56,442	649,083
*	Iridium Communications, Inc.	114,005	2,565,683
	John Wiley & Sons, Inc., Class A	83,594	3,138,955
*	Liberty Latin America, Ltd., Class A	54,286	580,860
*	Liberty Latin America, Ltd., Class C	100,401	1,038,146
#*	Liberty Media Corp.-Liberty Braves, Class A	11,774	243,015
*	Liberty Media Corp.-Liberty Braves, Class C	35,733	717,876
*	Liberty TripAdvisor Holdings, Inc., Class A	93,729	220,263
#*	Lions Gate Entertainment Corp., Class A	109,481	781,694
*	Lions Gate Entertainment Corp., Class B	82,735	552,670
*	Loral Space & Communications, Inc.	2,407	52,954
*	Marchex, Inc., Class B	90,767	151,581
	Marcus Corp. (The)	46,006	668,927
#*	Meet Group, Inc. (The)	260,953	1,610,080
#	Meredith Corp.	52,280	775,312
#*	MSG Networks, Inc., Class A	55,157	655,265
	National CineMedia, Inc.	105,242	347,299
#	New York Times Co. (The), Class A	97,926	3,184,554
#	Nexstar Media Group, Inc., Class A	70,743	4,954,840
*	ORBCOMM, Inc.	140,925	372,042
*	QuinStreet, Inc.	62,736	637,398
*	Reading International, Inc., Class A	26,130	111,444

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Reading International, Inc., Class B	2,340	$37,908
	Saga Communications, Inc., Class A	16,582	466,286
	Scholastic Corp.	54,523	1,584,984
	Shenandoah Telecommunications Co.	103,180	5,521,162
	Spok Holdings, Inc.	49,865	511,615
*	TechTarget, Inc.	66,320	1,546,582
	TEGNA, Inc.	130,133	1,395,026
	Telephone and Data Systems, Inc.	127,353	2,498,666
	Townsquare Media, Inc., Class A	20,149	98,730
*	Travelzoo	16,527	92,055
#	Tribune Publishing Co.	43,240	370,567
	TripAdvisor, Inc.	9,731	194,328
*	TrueCar Inc.	82,012	209,951
*	United States Cellular Corp.	37,513	1,194,039
#*	Urban One, Inc.	43,300	36,718
*	Vonage Holdings Corp.	451,711	3,776,304
	World Wrestling Entertainment, Inc., Class A	9,642	428,780
*	Yelp, Inc.	74,265	1,659,823
*	Zedge, Inc., Class B	17,051	19,097
*	Zynga, Inc., Class A	546,841	4,123,181

TOTAL COMMUNICATION SERVICES			71,320,768

CONSUMER DISCRETIONARY — (12.5%)
#*	1-800-Flowers.com, Inc., Class A	95,713	1,836,732
	Aaron’s, Inc.	116,009	3,701,847
	Abercrombie & Fitch Co., Class A	70,946	750,609
	Acushnet Holdings Corp.	34,326	940,532
*	Adient P.L.C.	98,163	1,470,482
*	Adtalem Global Education, Inc.	74,708	2,373,473
	AMCON Distributing Co.	300	19,593
*	American Axle & Manufacturing Holdings, Inc.	346,016	1,494,789
	American Eagle Outfitters, Inc.	379,247	3,015,014
*	American Outdoor Brands Corp.	120,047	1,136,245
*	American Public Education, Inc.	34,663	893,265
*	America’s Car-Mart, Inc.	19,498	1,285,893
	Ark Restaurants Corp.	3,229	38,264
#*	Asbury Automotive Group, Inc.	46,927	3,167,572
#*	Ascena Retail Group, Inc.	13,059	18,936
*	Aspen Group, Inc.	10,446	82,523
*	AutoNation, Inc.	81,631	3,039,938
*	Barnes & Noble Education, Inc.	46,122	82,558
	Bassett Furniture Industries, Inc.	13,421	91,800
	BBX Capital Corp.	40,789	86,473
*	Beazer Homes USA, Inc.	1,224	8,617
#	Bed Bath & Beyond, Inc.	19,087	118,149
	Big Lots, Inc.	46,381	1,087,634
*	Biglari Holdings, Inc., Class A	59	20,945
*	Biglari Holdings, Inc., Class B	3,719	260,293
	BJ’s Restaurants, Inc.	36,142	790,064
#*	Blink Charging Co.	6,223	10,517
	Bloomin’ Brands, Inc.	103,062	1,241,897
*	Boot Barn Holdings, Inc.	71,231	1,314,924
	Bowl America, Inc., Class A	1,400	14,000
	Brinker International, Inc.	44,297	1,031,234
	Brunswick Corp.	35,225	1,680,937
#	Buckle, Inc. (The)	47,294	724,071
#*	Build-A-Bear Workshop, Inc.	46,791	118,849
	Caleres, Inc.	47,405	384,455
	Callaway Golf Co.	210,547	3,015,033

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Canterbury Park Holding Corp.	6,569	$65,559
*	Capri Holdings, Ltd.	4,463	68,061
	Carriage Services, Inc.	54,715	821,819
#*	Carrols Restaurant Group, Inc.	88,607	323,416
	Carter’s, Inc.	25,825	2,019,515
	Cato Corp. (The), Class A	55,352	623,264
*	Cavco Industries, Inc.	20,327	3,144,180
*	Century Communities, Inc.	106,892	2,289,627
	Cheesecake Factory, Inc. (The)	53,244	1,186,809
	Chico’s FAS, Inc.	220,084	330,126
#	Children’s Place, Inc. (The)	28,465	841,425
	Choice Hotels International, Inc.	60,068	4,508,103
	Churchill Downs, Inc.	64,854	6,499,668
#*	Chuy’s Holdings, Inc.	19,701	330,189
	Citi Trends, Inc.	13,796	156,723
	Clarus Corp.	3,207	34,251
	Collectors Universe, Inc.	28,484	625,793
#*	Conn’s, Inc.	71,920	486,179
#*	Container Store Group, Inc. (The)	31,717	66,606
	Cooper Tire & Rubber Co.	116,557	2,469,843
*	Cooper-Standard Holdings, Inc.	21,428	275,350
	Core-Mark Holding Co., Inc.	111,988	3,218,535
	Cracker Barrel Old Country Store, Inc.	26,367	2,568,146
*	Crocs, Inc.	187,285	4,541,661
	Culp, Inc.	37,056	263,468
	Dana, Inc.	270,199	3,107,288
#	Dave & Buster’s Entertainment, Inc.	33,704	493,427
*	Deckers Outdoor Corp.	34,618	5,149,774
*	Del Taco Restaurants, Inc.	101,002	593,892
#*	Delphi Technologies P.L.C.	65,331	652,657
*	Delta Apparel, Inc.	7,163	92,259
*	Denny’s Corp.	66,340	747,652
	Designer Brands, Inc., Class A	75,807	481,374
#	Dick’s Sporting Goods, Inc.	74,187	2,180,356
#	Dillard’s, Inc., Class A	22,935	676,124
	Dine Brands Global, Inc.	19,650	872,263
#*	Dorman Products, Inc.	63,309	3,993,532
#*	Drive Shack, Inc.	66,746	88,105
	Educational Development Corp.	5,452	27,260
*	El Pollo Loco Holdings, Inc.	87,723	1,072,852
#*	Eldorado Resorts, Inc.	42,636	914,116
	Escalade, Inc.	17,256	147,539
	Ethan Allen Interiors, Inc.	30,706	347,285
*	Everi Holdings, Inc.	46,082	228,106
	Extended Stay America, Inc.	214,321	2,329,669
#*	Fiesta Restaurant Group, Inc.	42,392	308,402
*	Flanigan’s Enterprises, Inc.	1,877	26,278
	Flexsteel Industries, Inc.	18,632	178,867
#*	Floor & Decor Holdings, Inc., Class A	46,795	1,984,108
	Foot Locker, Inc.	14,008	359,025
#*	Fossil Group, Inc.	52,269	206,985
*	Fox Factory Holding Corp.	72,945	3,720,924
*	frontdoor, Inc.	22,856	884,756
#*	Funko, Inc., Class A	3,600	15,408
#	GameStop Corp., Class A	93,075	533,320
	Gap, Inc. (The)	63,710	517,325
*	Garrett Motion, Inc.	21,634	117,905
#*	Genesco, Inc.	55,734	1,055,045
*	Gentherm, Inc.	70,882	2,653,822

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	G-III Apparel Group, Ltd.	56,977	$645,549
	Goodyear Tire & Rubber Co. (The)	213,342	1,529,662
#*	GoPro, Inc., Class A	22,507	79,225
	Graham Holdings Co., Class B	9,380	3,658,294
*	Grand Canyon Education, Inc.	19,874	1,709,561
*	Green Brick Partners, Inc.	22,165	197,490
	Group 1 Automotive, Inc.	35,286	1,996,835
*	GrubHub, Inc.	40,800	1,949,832
	Guess?, Inc.	78,240	731,544
	H&R Block, Inc.	14,500	241,425
	Hamilton Beach Brands Holding Co., Class A	29,730	392,139
#	Hanesbrands, Inc.	158,850	1,578,969
#	Harley-Davidson, Inc.	85,005	1,855,659
	Haverty Furniture Cos., Inc.	47,511	642,824
	Haverty Furniture Cos., Inc., Class A	457	6,016
*	Helen of Troy, Ltd.	49,830	8,186,072
#*	Hibbett Sports, Inc.	50,865	784,847
*	Hilton Grand Vacations, Inc.	73,530	1,514,718
	Hooker Furniture Corp.	26,595	398,659
*	Horizon Global Corp.	16,767	31,857
*	Houghton Mifflin Harcourt Co.	86,906	139,050
*	Hudson, Ltd., Class A	2,820	13,818
*	Installed Building Products, Inc.	54,463	2,685,571
#	International Game Technology P.L.C.	1,000	7,540
#*	iRobot Corp.	40,031	2,440,290
*	J Alexander’s Holdings, Inc.	16,914	89,475
#	Jack in the Box, Inc.	57,410	3,461,823
	Johnson Outdoors, Inc., Class A	21,443	1,465,843
*	K12, Inc.	98,463	2,236,095
	KB Home	111,404	2,923,241
*	Kontoor Brands, Inc.	7,005	135,967
	L Brands, Inc.	36,545	434,520
*	Lakeland Industries, Inc.	21,414	291,659
#*	Lands’ End, Inc.	29,041	247,139
*	Laureate Education, Inc., Class A	86,254	816,825
	La-Z-Boy, Inc.	108,239	2,538,205
	LCI Industries	45,565	3,951,397
	Leggett & Platt, Inc.	56,546	1,986,461
#*	LGI Homes, Inc.	21,484	1,301,501
#*	Libbey, Inc.	36,670	42,170
	Lifetime Brands, Inc.	17,626	100,468
*	Lindblad Expeditions Holdings, Inc.	58,877	393,298
#*	Liquidity Services, Inc.	82,478	412,390
	Lithia Motors, Inc., Class A	51,358	5,678,140
#*	Lovesac Co	3,000	35,790
#*	Lumber Liquidators Holdings, Inc.	21,811	153,768
*	M/I Homes, Inc.	42,762	1,088,721
*	Malibu Boats, Inc., Class A	54,307	1,867,075
	Marine Products Corp.	33,814	328,672
*	MarineMax, Inc.	71,730	1,033,629
	Marriott Vacations Worldwide Corp.	58,456	4,851,848
*	MasterCraft Boat Holdings, Inc.	57,358	599,391
#*	Mattel, Inc.	67,426	587,955
	MDC Holdings, Inc.	89,497	2,617,787
»	Media General, Inc.	64,715	6,116
*	Meritage Homes Corp.	43,894	2,307,069
#*	Michaels Cos., Inc. (The)	172,410	524,126
*	Modine Manufacturing Co.	44,888	207,831
*	Monarch Casino & Resort, Inc.	36,281	1,209,609

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	54,559	$3,027,479
#*	Motorcar Parts of America, Inc.	53,870	766,570
	Movado Group, Inc.	38,544	397,389
*	Murphy USA, Inc.	58,705	6,269,694
	Nathan’s Famous, Inc.	15,237	857,386
*	National Vision Holdings, Inc.	38,880	1,030,320
*	Nautilus, Inc.	91,165	591,661
#*	Noodles & Co.	53,430	333,937
	Nordstrom, Inc.	69,397	1,303,276
	Office Depot, Inc.	745,652	1,655,347
#*	Ollie’s Bargain Outlet Holdings, Inc.	29,834	2,026,027
	Oxford Industries, Inc.	25,494	1,068,708
#	Papa John’s International, Inc.	57,440	4,131,085
#*	Penn National Gaming, Inc.	63,991	1,140,320
	Penske Automotive Group, Inc.	101,258	3,643,263
*	Perdoceo Education Corp.	182,469	2,372,097
#	PetMed Express, Inc.	54,750	2,166,457
	Polaris, Inc.	27,279	1,934,899
*	Potbelly Corp.	60,606	209,091
*	Purple Innovation, Inc.	1,756	17,665
	PVH Corp.	12,121	596,717
*	Quotient Technology Inc.	39,795	285,728
*	Qurate Retail, Inc.	29,598	238,412
#	RCI Hospitality Holdings, Inc.	15,408	193,062
*	Red Lion Hotels Corp.	25,558	41,148
#*	Red Robin Gourmet Burgers, Inc.	17,122	250,495
#*	Regis Corp.	42,118	523,106
	Rent-A-Center, Inc.	29,662	590,422
*	RH	18,208	2,617,946
	Rocky Brands, Inc.	20,569	441,205
*	Rubicon Project, Inc. (The)	239,664	1,718,391
	Ruth’s Hospitality Group, Inc.	83,996	945,375
*	Sally Beauty Holdings, Inc.	138,299	1,342,883
#*	Scientific Games Corp., Class A	64,689	815,728
#*	SeaWorld Entertainment, Inc.	88,289	1,296,965
*	ServiceMaster Global Holdings, Inc.	12,551	427,362
#*	Shake Shack, Inc., Class A	40,071	2,184,270
	Shoe Carnival, Inc.	37,104	876,396
	Shutterstock, Inc.	50,170	1,906,460
#	Signet Jewelers, Ltd.	64,479	648,659
*	Skechers U.S.A., Inc., Class A	70,830	1,995,989
*	Skyline Champion Corp.	38,512	759,072
#*	Sleep Number Corp.	83,314	2,491,089
	Sonic Automotive, Inc., Class A	67,904	1,455,183
*	Sonos, Inc.	29,298	299,426
*	Sportsman’s Warehouse Holdings, Inc.	129,091	924,292
*	Stamps.com, Inc.	27,448	4,344,195
	Standard Motor Products, Inc.	56,919	2,316,034
	Steven Madden, Ltd.	165,451	4,147,857
#*	Stitch Fix, Inc., Class A	10,395	166,840
*	Stoneridge, Inc.	82,341	1,649,290
	Strategic Education, Inc.	22,709	3,617,544
	Strattec Security Corp.	5,259	85,722
	Superior Group of Cos, Inc.	28,568	249,113
*	Tandy Leather Factory, Inc.	20,132	79,924
	Tapestry, Inc.	6,387	95,039
*	Taylor Morrison Home Corp.	159,214	2,316,564
*	Tempur Sealy International, Inc.	36,995	1,988,481
#	Tenneco, Inc., Class A	5,217	27,076

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Texas Roadhouse, Inc.	88,757	$4,179,567
	Tilly’s, Inc., Class A	45,861	270,121
*	TopBuild Corp.	64,007	5,964,812
*	TravelCenters of America, Inc.	14,545	160,140
*	TRI Pointe Group, Inc.	228,472	2,622,859
#	Twin River Worldwide Holding, Inc.	6,187	97,631
*	Unifi, Inc.	37,068	383,654
*	Universal Electronics, Inc.	34,939	1,442,282
*	Universal Technical Institute, Inc.	33,663	216,453
*	Urban Outfitters, Inc.	116,359	2,017,665
#*	Veoneer, Inc.	8,258	80,763
*	Vera Bradley, Inc.	39,223	216,119
*	Vince Holding Corp.	1,906	11,379
*	Vista Outdoor, Inc.	118,170	1,195,880
#*	Visteon Corp.	41,198	2,484,239
*	VOXX International Corp.	37,303	176,816
	Wendy’s Co. (The)	329,738	6,548,597
	Weyco Group, Inc.	15,783	300,350
	Williams-Sonoma, Inc.	17,045	1,054,063
	Wingstop, Inc.	28,782	3,375,265
	Winmark Corp.	10,114	1,517,100
	Winnebago Industries, Inc.	75,849	3,365,420
	Wolverine World Wide, Inc.	157,020	3,217,340
*	WW International, Inc	74,909	1,910,929
	Wyndham Destinations, Inc.	13,630	348,519
	Wyndham Hotels & Resorts, Inc.	39,437	1,487,169
#*	YETI Holdings, Inc.	20,697	571,444
#*	ZAGG, Inc.	40,375	133,237
*	Zumiez, Inc.	56,263	1,189,400

TOTAL CONSUMER DISCRETIONARY			319,638,967

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	11,109	325,605
	Andersons, Inc. (The)	51,651	876,517
*	Arcadia Biosciences, Inc.	2,600	11,050
#	B&G Foods, Inc.	65,549	1,272,962
*	BJ’s Wholesale Club Holdings, Inc.	43,951	1,156,351
#*	Boston Beer Co., Inc. (The), Class A	10,813	5,044,373
*	Bridgford Foods Corp.	6,838	124,588
	Calavo Growers, Inc.	34,930	2,025,940
#	Cal-Maine Foods, Inc.	76,362	3,169,787
	Casey’s General Stores, Inc.	1,757	266,027
*	Central Garden & Pet Co.	25,378	835,951
*	Central Garden & Pet Co., Class A	76,906	2,338,711
*	Chefs’ Warehouse, Inc. (The)	36,397	512,470
	Coca-Cola Consolidated, Inc.	14,285	3,363,689
*	Coffee Holding Co., Inc.	7,765	22,441
*	Craft Brew Alliance, Inc.	37,616	568,002
*	Darling Ingredients, Inc.	292,864	6,030,070
*	Edgewell Personal Care Co.	42,318	1,168,400
*	elf Beauty Inc.	27,647	361,346
	Energizer Holdings, Inc.	7,262	282,928
*	Farmer Bros Co.	30,386	280,767
	Flowers Foods, Inc.	35,491	790,739
	Fresh Del Monte Produce, Inc.	91,186	2,599,713
*	Freshpet Inc.	5,063	381,801
#*	Hain Celestial Group, Inc. (The)	24,075	622,098
*	Hostess Brands, Inc.	118,036	1,418,793
	Ingles Markets, Inc., Class A	35,887	1,465,266

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	63,168	$2,822,978
	J&J Snack Foods Corp.	28,635	3,637,504
	John B. Sanfilippo & Son, Inc.	29,293	2,405,834
	Lancaster Colony Corp.	38,138	5,134,519
*	Landec Corp.	75,903	846,318
*	Lifevantage Corp.	43,761	678,296
	Limoneira Co.	43,854	585,451
	Mannatech, Inc.	1,440	15,480
#	Medifast, Inc.	30,627	2,323,977
	MGP Ingredients, Inc.	43,716	1,649,405
#*	National Beverage Corp.	72,222	3,627,711
#*	Natura & Co. Holding SA, ADR	180,189	2,344,259
*	Natural Alternatives International, Inc.	22,059	152,207
	Natural Grocers by Vitamin Cottage, Inc.	60,243	678,939
#	Natural Health Trends Corp.	1,244	5,175
*	Nature’s Sunshine Products, Inc.	216	1,901
	Nu Skin Enterprises, Inc., Class A	77,740	2,270,785
	Ocean Bio-Chem, Inc.	2,148	15,552
	Oil-Dri Corp. of America	13,411	501,437
*	Performance Food Group Co.	77,695	2,280,348
	PriceSmart, Inc.	55,299	3,513,698
#*	Pyxus International, Inc.	4,854	12,717
#*	Revlon, Inc., Class A	6,810	90,709
	Rocky Mountain Chocolate Factory, Inc.	6,870	31,808
	Sanderson Farms, Inc.	46,425	6,320,300
	Seaboard Corp.	240	722,664
*	Seneca Foods Corp., Class A	21,532	774,721
*	Seneca Foods Corp., Class B	1,443	54,848
*	Simply Good Foods Co. (The)	26,724	503,747
	SpartanNash Co.	74,457	1,276,938
	Spectrum Brands Holdings, Inc.	28,883	1,243,702
*	Sprouts Farmers Market, Inc.	231,416	4,808,824
#	Tootsie Roll Industries, Inc.	40,566	1,425,084
*	TreeHouse Foods, Inc.	91,871	4,752,487
	Turning Point Brands, Inc.	14,939	348,079
*	United Natural Foods, Inc.	119,969	1,276,470
	United-Guardian, Inc.	14,172	206,203
	Universal Corp.	40,157	1,942,394
*	USANA Health Sciences, Inc.	51,204	4,568,421
	Vector Group, Ltd.	267,266	2,859,746
	Village Super Market, Inc., Class A	19,939	479,134
	WD-40 Co.	20,997	3,659,357
	Weis Markets, Inc.	39,182	1,960,275

TOTAL CONSUMER STAPLES			112,126,787

ENERGY — (2.3%)
	Adams Resources & Energy, Inc.	8,338	232,922
	Amplify Energy Corp.	35,991	47,508
	Apache Corp.	3,244	42,432
#*	Apergy Corp.	91,768	845,183
	Arch Coal, Inc., Class A	19,667	574,080
	Archrock, Inc.	156,540	752,957
	Ardmore Shipping Corp.	44,473	292,632
*	Aspen Aerogels, Inc.	8,399	47,034
#*	Bonanza Creek Energy, Inc.	27,374	477,950
	Cactus, Inc., Class A	47,972	852,942
#*	Callon Petroleum Co.	33,873	31,830
	Cimarex Energy Co.	33,800	859,196
*	Clean Energy Fuels Corp.	314,664	678,101

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	312,330	$3,310,698
*	CONSOL Energy, Inc.	30,824	233,954
#*	Contango Oil & Gas Co.	66,084	134,811
	CVR Energy, Inc.	54,847	1,308,101
#*	Dawson Geophysical Co.	34,164	43,388
	Delek US Holdings, Inc.	161,570	3,772,659
#	DHT Holdings, Inc.	323,302	2,347,173
	DMC Global, Inc.	38,470	992,911
*	Dorian LPG, Ltd.	87,266	828,154
*	Dril-Quip, Inc.	87,689	2,905,137
	EQT Corp.	166,056	2,422,757
#	Equitrans Midstream Corp	111,237	932,166
*	Era Group, Inc.	61,637	315,581
	Evolution Petroleum Corp.	41,562	123,439
*	Exterran Corp.	25,424	172,883
*	Frank’s International NV	117,938	286,589
	GasLog, Ltd.	62,709	289,716
*	Geospace Technologies Corp.	18,111	112,469
#*	Goodrich Petroleum Corp.	7,444	63,348
#	Green Plains, Inc.	45,004	264,173
*	Gulf Island Fabrication, Inc.	24,096	72,770
*	Helix Energy Solutions Group, Inc.	231,184	587,207
	Helmerich & Payne, Inc.	96,493	1,907,667
	HollyFrontier Corp.	61,049	2,017,059
*	Independence Contract Drilling, Inc.	5,705	44,442
	International Seaways, Inc.	56,042	1,356,216
#*	KLX Energy Services Holdings, Inc.	15,492	20,140
#*	Laredo Petroleum, Inc.	105,758	115,276
#	Liberty Oilfield Services, Inc., Class A	15,295	72,192
#*	Matador Resources Co.	151,398	1,065,842
*	Matrix Service Co.	85,347	891,023
#*	Montage Resources Corp.	12,836	87,670
#	Murphy Oil Corp.	118,988	1,411,198
#	Nabors Industries, Ltd.	4,848	71,402
	NACCO Industries, Inc., Class A	15,945	560,467
	National Oilwell Varco, Inc.	6,041	76,358
*	Natural Gas Services Group, Inc.	16,981	107,829
	Navios Maritime Acquisition Corp.	4,533	24,796
*	Newpark Resources, Inc.	178,079	272,461
*	NexTier Oilfield Solutions, Inc.	287	666
#	Nordic American Tankers, Ltd.	103,318	621,974
*	Oceaneering International, Inc.	134,818	692,965
*	Oil States International, Inc.	127,533	438,714
*	Overseas Shipholding Group, Inc., Class A	37,775	94,438
	Panhandle Oil and Gas, Inc., Class A	26,585	115,113
*	Par Pacific Holdings, Inc.	45,753	444,719
	Parsley Energy, Inc., Class A	38,850	367,133
	Patterson-UTI Energy, Inc.	84,811	312,953
	PBF Energy, Inc., Class A	141,919	1,617,877
*	PDC Energy, Inc.	129,137	1,677,490
	Peabody Energy Corp.	74,409	252,247
*	Penn Virginia Corp.	12,386	77,908
*	ProPetro Holding Corp.	78,756	333,925
	QEP Resources, Inc.	156,311	154,123
#	Range Resources Corp.	57,306	334,094
#*	Renewable Energy Group, Inc.	91,626	2,273,241
*	REX American Resources Corp.	17,205	1,023,353
#	RPC, Inc.	203,857	695,152
	Scorpio Tankers, Inc.	77,080	1,687,281

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	SEACOR Holdings, Inc.	31,408	$887,590
*	SEACOR Marine Holdings, Inc.	47,680	149,238
*	Select Energy Services, Inc., Class A	37,670	180,816
	SFL Corp., Ltd.	109,799	1,239,631
	SM Energy Co.	119,673	484,676
	Solaris Oilfield Infrastructure, Inc., Class A	35,785	244,769
*	Southwestern Energy Co.	466,834	1,507,874
#*	Talos Energy, Inc.	43,161	491,604
*	Teekay Tankers, Ltd., Class A	15,614	317,120
*	TETRA Technologies, Inc.	77,337	37,609
#*	Tidewater, Inc.	26,829	154,535
#*	Unit Corp.	759	257
	US Silica Holdings, Inc.	48,521	93,160
#	Valaris P.L.C.	100,996	46,004
	World Fuel Services Corp.	101,085	2,527,125
*	WPX Energy, Inc.	167,907	1,029,270

TOTAL ENERGY			59,963,533

FINANCIALS — (20.4%)
	1st Constitution Bancorp	170	2,159
	1st Source Corp.	55,367	1,922,896
	ACNB Corp.	3,796	106,136
	Affiliated Managers Group, Inc.	48,868	3,418,805
	Alerus Financial Corp.	1,045	17,765
	Allegiance Bancshares, Inc.	19,580	491,066
*	A-Mark Precious Metals, Inc.	8,429	124,749
*	Ambac Financial Group, Inc.	28,864	496,461
	American Equity Investment Life Holding Co.	175,867	3,696,724
	American National Bankshares, Inc.	14,256	381,348
	American National Insurance Co.	14,378	1,157,429
	American River Bankshares	2,368	22,283
	Ameris Bancorp	133,379	3,391,828
	AMERISAFE, Inc.	45,960	2,926,273
	AmeriServ Financial, Inc.	87,157	278,031
	Ames National Corp.	2,377	50,392
	Argo Group International Holdings, Ltd.	60,193	2,128,424
	Arrow Financial Corp.	40,069	1,141,967
	Artisan Partners Asset Management, Inc., Class A	95,190	2,802,394
	Associated Banc-Corp	277,660	3,926,112
#	Associated Capital Group, Inc., Class A	1,064	40,719
	Assured Guaranty, Ltd.	93,574	2,781,955
	Atlantic American Corp.	4,900	8,771
*	Atlantic Capital Bancshares, Inc.	40,383	506,807
	Atlantic Union Bankshares Corp.	125,935	3,006,068
#*	Atlanticus Holdings Corp.	19,846	319,521
	Auburn National BanCorp, Inc.	300	12,954
	Axis Capital Holdings, Ltd.	47,796	1,749,334
*	Axos Financial, Inc.	116,083	2,675,713
	Banc of California, Inc.	67,611	704,507
	BancFirst Corp.	44,276	1,705,069
*	Bancorp, Inc. (The)	165,667	1,154,699
	BancorpSouth Bank	218,894	4,791,590
	Bank of Commerce Holdings	12,843	98,763
	Bank of Hawaii Corp.	68,402	4,663,648
	Bank of Marin Bancorp	21,895	721,659
	Bank of NT Butterfield & Son, Ltd. (The)	45,890	1,010,039
	Bank OZK	120,245	2,719,942
	BankFinancial Corp.	33,214	274,680
	BankUnited, Inc.	109,177	2,162,796

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	3,607	$55,007
	Banner Corp.	51,430	1,976,455
	Bar Harbor Bankshares	23,265	427,611
*	Baycom Corp.	6,014	74,153
	BCB Bancorp, Inc.	16,969	171,726
#*	Benefytt Technologies, Inc.	19,873	519,281
	Berkshire Hills Bancorp, Inc.	59,448	1,012,994
	BGC Partners, Inc., Class A	99,678	308,503
*	Blucora, Inc.	92,763	1,305,175
	Boston Private Financial Holdings, Inc.	210,621	1,600,720
	Bridge Bancorp, Inc.	33,778	698,867
*	Bridgewater Bancshares, Inc.	5,771	58,460
*	Brighthouse Financial, Inc.	76,123	1,957,122
*	BrightSphere Investment Group P.L.C.	69,978	518,537
	Brookline Bancorp, Inc.	153,021	1,562,344
	Bryn Mawr Bank Corp.	41,204	1,199,654
	Business First Bancshares, Inc.	2,079	29,064
	Byline Bancorp, Inc.	12,317	151,745
	C&F Financial Corp.	3,522	125,242
	Cadence BanCorp	106,556	705,401
	California First National Bancorp	3,097	45,092
	Cambridge Bancorp	2,436	135,880
	Camden National Corp.	33,869	1,109,210
*	Cannae Holdings, Inc.	27,105	855,163
	Capital City Bank Group, Inc.	22,583	497,729
	Capitol Federal Financial, Inc.	380,131	4,557,771
	Capstar Financial Holdings, Inc.	15,090	172,177
	Carolina Financial Corp.	21,955	742,738
	Cathay General Bancorp	196,272	5,479,914
	CBTX, Inc.	5,430	98,066
	CCUR Holdings, Inc.	10,672	37,085
	CenterState Bank Corp.	139,938	2,433,522
	Central Pacific Financial Corp.	36,153	632,316
	Central Valley Community Bancorp	7,779	113,807
	Century Bancorp, Inc., Class A	5,733	428,198
	Chemung Financial Corp.	763	18,694
	CIT Group, Inc.	17,437	330,954
	Citizens & Northern Corp.	14,804	264,696
	Citizens Community Bancorp, Inc.	17,222	132,609
	Citizens Holding Co.	592	12,018
#*	Citizens, Inc.	100,100	556,556
	City Holding Co.	34,366	2,322,798
	Civista Bancshares, Inc.	8,827	135,318
	CNB Financial Corp.	21,845	387,530
	CNO Financial Group, Inc.	336,171	4,726,564
*	Coastal Financial Corp.	1,794	23,555
	Codorus Valley Bancorp, Inc.	3,435	48,262
	Cohen & Steers, Inc.	58,981	3,405,563
	Colony Bankcorp, Inc.	1,629	20,525
	Columbia Banking System, Inc.	154,169	4,161,021
*	Columbia Financial, Inc.	13,097	185,388
	Community Bank System, Inc.	93,818	5,862,687
	Community Bankers Trust Corp.	17,950	100,341
	Community Financial Corp. (The)	1,099	25,497
	Community Trust Bancorp, Inc.	41,334	1,401,223
	Community West Bancshares	1,200	8,292
	ConnectOne Bancorp, Inc.	53,543	799,932
	County Bancorp, Inc.	952	18,564
	Cowen, Inc., Class A	37,990	415,991

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class A	73,049	$520,109
	Crawford & Co., Class B	54,477	359,548
#	Cullen/Frost Bankers, Inc.	24,225	1,740,808
#	Curo Group Holdings Corp.	29,517	275,098
*	Customers Bancorp, Inc.	104,210	1,329,720
	CVB Financial Corp.	230,262	4,785,996
	Diamond Hill Investment Group, Inc.	8,685	951,529
	Dime Community Bancshares, Inc.	93,580	1,537,519
	Donegal Group, Inc., Class A	52,385	750,153
	Donegal Group, Inc., Class B	870	11,702
*	Donnelley Financial Solutions, Inc.	66,696	485,547
	Eagle Bancorp, Inc.	44,540	1,562,463
	East West Bancorp, Inc.	8,039	281,928
	Eaton Vance Corp.	23,309	855,440
#*	eHealth, Inc.	46,827	4,996,441
	Employers Holdings, Inc.	66,766	2,027,683
#*	Encore Capital Group, Inc.	61,924	1,608,786
*	Enova International, Inc.	91,435	1,466,617
*	Enstar Group, Ltd.	17,850	2,581,467
	Enterprise Bancorp, Inc.	7,083	171,054
	Enterprise Financial Services Corp.	47,505	1,460,304
*	Equity Bancshares, Inc., Class A	23,558	441,477
*	Esquire Financial Holdings, Inc.	800	13,136
	ESSA Bancorp, Inc.	14,300	171,600
	Essent Group, Ltd.	53,129	1,451,484
	Evans Bancorp, Inc.	4,343	120,605
	Evercore, Inc., Class A	53,879	2,780,156
#*	EZCORP, Inc., Class A	69,800	390,880
	Farmers & Merchants Bancorp, Inc.	674	16,176
	Farmers National Banc Corp.	32,721	405,413
	FB Financial Corp.	14,983	334,720
	FBL Financial Group, Inc., Class A	40,672	1,589,462
	Federal Agricultural Mortgage Corp., Class A	1,115	69,448
	Federal Agricultural Mortgage Corp., Class C	23,600	1,572,468
	Federated Hermes, Inc., Class B	180,292	4,105,249
	FedNat Holding Co.	37,465	454,076
	Financial Institutions, Inc.	36,632	708,829
*	First Acceptance Corp.	96,214	75,518
	First Bancorp	56,333	1,497,894
	First BanCorp	257,397	1,500,625
	First Bancorp, Inc.	16,801	367,942
	First Bancshares, Inc. (The)	12,923	257,426
	First Bank	9,625	76,230
	First Busey Corp.	81,622	1,503,477
	First Business Financial Services, Inc.	9,599	164,911
	First Choice Bancorp	4,552	69,281
	First Citizens BancShares, Inc., Class A	3,469	1,325,158
	First Commonwealth Financial Corp.	185,186	1,762,971
	First Community Bancshares, Inc.	42,704	1,006,533
	First Community Corp.	400	6,200
	First Defiance Financial Corp.	99,146	1,723,157
	First Financial Bancorp	191,946	2,952,129
#	First Financial Bankshares, Inc.	171,206	4,768,087
	First Financial Corp.	26,421	938,474
	First Financial Northwest, Inc.	27,065	265,778
	First Foundation, Inc.	59,338	816,491
	First Hawaiian, Inc.	85,762	1,508,554
	First Horizon National Corp.	8,945	81,221
	First Internet Bancorp	11,551	181,351

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	80,507	$2,721,137
	First Merchants Corp.	112,398	3,181,987
	First Mid Bancshares, Inc.	9,148	244,252
	First Midwest Bancorp, Inc.	213,795	3,159,890
	First Northwest Bancorp	10,347	120,543
	First of Long Island Corp. (The)	50,987	805,085
	First United Corp.	4,814	73,895
	FirstCash, Inc.	83,455	5,995,407
	Flagstar Bancorp, Inc.	95,292	2,469,016
	Flushing Financial Corp.	85,513	1,068,057
	FNB Corp.	260,357	2,106,288
	Franklin Financial Network, Inc.	32,176	763,215
	FS Bancorp, Inc.	4,439	186,216
	Fulton Financial Corp.	354,646	4,145,812
#	GAIN Capital Holdings, Inc.	33,200	217,128
	GAMCO Investors, Inc., Class A	11,568	149,690
*	Genworth Financial, Inc., Class A	6,100	22,143
	German American Bancorp, Inc.	52,618	1,564,333
	Glacier Bancorp, Inc.	140,060	5,333,485
	Global Indemnity, Ltd.	25,088	616,914
*	Goosehead Insurance, Inc., Class A	5,144	288,784
	Great Southern Bancorp, Inc.	32,484	1,382,844
	Great Western Bancorp, Inc.	66,552	1,251,178
*	Green Dot Corp., Class A	108,677	3,314,648
	Greenhill & Co., Inc.	22,229	237,183
#*	Greenlight Capital Re, Ltd., Class A	36,402	237,341
	Guaranty Bancshares, Inc.	5,772	155,671
	Guaranty Federal Bancshares, Inc.	2,022	31,361
*	Hallmark Financial Services, Inc.	27,793	120,066
	Hamilton Lane, Inc., Class A	14,641	949,469
	Hancock Whitney Corp.	106,359	2,223,967
	Hanmi Financial Corp.	94,066	1,135,377
	Hanover Insurance Group, Inc. (The)	50,699	5,089,166
*	HarborOne Bancrop, Inc.	40,723	326,598
	Hawthorn Bancshares, Inc.	2,198	40,004
#	HCI Group, Inc.	33,285	1,386,320
	Heartland Financial USA, Inc.	50,223	1,706,075
#	Hennessy Advisors, Inc.	2,761	22,033
	Heritage Commerce Corp.	70,518	626,200
	Heritage Financial Corp.	55,531	1,113,397
	Heritage Insurance Holdings, Inc.	32,826	372,247
	Hilltop Holdings, Inc.	197,180	3,805,574
	Hingham Institution For Savings (The)	1,923	294,257
*	HMN Financial, Inc.	3,408	52,824
	Home Bancorp, Inc.	3,745	95,123
	Home BancShares, Inc.	238,279	3,652,817
	HomeStreet, Inc.	52,779	1,348,503
	HomeTrust Bancshares, Inc.	11,678	179,491
	Hope Bancorp, Inc.	292,457	2,909,947
	Horace Mann Educators Corp.	77,779	2,734,710
	Horizon Bancorp, Inc.	53,047	603,675
	Houlihan Lokey, Inc.	38,954	2,313,089
*	Howard Bancorp, Inc.	11,146	124,501
	IBERIABANK Corp.	35,333	1,464,906
	Independence Holding Co.	2,858	79,052
	Independent Bank Corp.	53,669	3,911,933
	Independent Bank Corp.	21,971	322,754
	Independent Bank Group, Inc.	50,969	1,544,870
#	Interactive Brokers Group, Inc., Class A	114,563	4,697,083

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	129,425	$3,752,031
*	INTL. FCStone, Inc.	38,912	1,554,924
	Investar Holding Corp.	2,510	31,501
	Investors Bancorp, Inc.	141,267	1,315,196
	Investors Title Co.	3,440	460,616
	James River Group Holdings, Ltd.	37,401	1,326,987
	Janus Henderson Group P.L.C.	83,830	1,500,557
	Jefferies Financial Group, Inc.	80,311	1,101,867
	Kearny Financial Corp.	175,852	1,635,424
	Kemper Corp.	84,210	5,660,596
	Kentucky First Federal Bancorp	3,402	20,548
	Kingstone Cos., Inc.	12,993	63,666
	Kinsale Capital Group, Inc.	18,294	1,987,094
	Lake Shore Bancorp, Inc.	338	4,301
	Lakeland Bancorp, Inc.	96,928	1,084,624
	Lakeland Financial Corp.	59,502	2,518,720
	Landmark Bancorp, Inc.	3,294	72,369
	Lazard, Ltd., Class A	40,814	1,122,385
	LCNB Corp.	3,869	55,481
	Legg Mason, Inc.	83,753	4,173,412
#*	LendingClub Corp.	105,289	807,567
#*	LendingTree, Inc.	16,526	4,121,089
*	Limestone Bancorp, Inc.	857	10,498
	Live Oak Bancshares, Inc.	46,115	643,304
	LPL Financial Holdings, Inc.	6,700	403,474
	Luther Burbank Corp.	7,632	82,120
	Macatawa Bank Corp.	71,519	549,266
	Mackinac Financial Corp.	8,480	87,514
*	Magyar Bancorp, Inc.	809	7,281
*	Malvern Bancorp, Inc.	1,300	17,095
	Marlin Business Services Corp.	31,616	336,394
#*	MBIA, Inc.	159,089	1,294,984
	Mercantile Bank Corp.	29,621	699,056
	Merchants Bancorp	6,374	98,160
	Mercury General Corp.	97,946	4,011,868
	Meridian Bancorp, Inc.	106,026	1,248,986
	Meta Financial Group, Inc.	72,021	1,326,627
*	Metropolitan Bank Holding Corp.	3,622	90,876
	MGIC Investment Corp.	216,764	1,584,545
	Mid Penn Bancorp, Inc.	2,400	47,040
	Middlefield Banc Corp.	614	10,592
	Midland States Bancorp, Inc.	25,979	421,379
	MidWestOne Financial Group, Inc.	12,586	262,670
	Moelis & Co., Class A	71,797	2,144,576
*	Mr Cooper Group, Inc.	98,446	943,113
	MVB Financial Corp.	2,770	38,032
	National Bank Holdings Corp., Class A	64,487	1,714,064
	National Bankshares, Inc.	2,914	87,362
	National General Holdings Corp.	125,949	2,396,809
	National Security Group, Inc. (The)	1,000	16,000
	National Western Life Group, Inc., Class A	3,473	669,351
	Navient Corp.	228,946	1,744,569
	NBT Bancorp, Inc.	88,780	2,941,281
	Nelnet, Inc., Class A	59,149	2,848,024
»	NewStar Financial, Inc.	273,108	79,290
*	NI Holdings, Inc.	3,822	51,635
*	Nicholas Financial, Inc.	9,480	54,794
*	Nicolet Bankshares, Inc.	7,629	419,748
*	NMI Holdings, Inc., Class A	102,175	1,381,406

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Northeast Bank	11,206	$187,701
	Northfield Bancorp, Inc.	99,788	1,124,611
	Northrim BanCorp, Inc.	11,583	271,621
	Northwest Bancshares, Inc.	313,285	3,323,954
	Norwood Financial Corp.	949	22,420
	OceanFirst Financial Corp.	88,543	1,491,950
	OFG Bancorp	83,447	1,049,763
	Ohio Valley Banc Corp.	1,400	35,280
	Old National Bancorp	264,103	3,742,340
	Old Second Bancorp, Inc.	35,549	292,568
*	On Deck Capital, Inc.	154,295	186,697
	OneMain Holdings, Inc.	65,565	1,587,329
	Oppenheimer Holdings, Inc., Class A	10,748	221,194
	Opus Bank	54,715	1,051,622
	Origin Bancorp, Inc.	7,862	175,244
	Orrstown Financial Services, Inc.	5,279	81,297
*	Pacific Mercantile Bancorp	31,574	126,612
	Pacific Premier Bancorp, Inc.	78,981	1,686,244
	PacWest Bancorp	5,639	114,133
	Park National Corp.	19,939	1,594,721
	Parke Bancorp, Inc.	4,986	70,253
	PCSB Financial Corp.	9,558	130,467
	Peapack-Gladstone Financial Corp.	22,251	419,876
	Penns Woods Bancorp, Inc.	9,004	206,192
	Pennymac Financial Services, Inc.	97,037	2,927,606
	Peoples Bancorp of North Carolina, Inc.	1,084	18,862
	Peoples Bancorp, Inc.	42,130	1,024,180
	Peoples Financial Services Corp.	725	26,832
	People’s Utah Bancorp	27,845	598,111
	Pinnacle Financial Partners, Inc.	66,239	2,666,120
	Piper Sandler Cos.	21,077	1,136,261
	PJT Partners, Inc., Class A	31,874	1,550,351
	Popular, Inc.	75,970	2,931,682
#*	PRA Group, Inc.	110,393	3,062,302
	Preferred Bank	19,823	756,247
	Premier Financial Bancorp, Inc.	21,671	281,723
	Primerica, Inc.	56,551	5,876,214
	ProAssurance Corp.	69,927	1,495,739
	Prosperity Bancshares, Inc.	627	37,576
	Protective Insurance Corp., Class A	550	10,335
	Protective Insurance Corp., Class B	9,653	150,780
	Provident Financial Holdings, Inc.	6,061	79,096
	Provident Financial Services, Inc.	105,610	1,515,503
	Prudential Bancorp, Inc.	3,645	44,834
	Pzena Investment Management, Inc., Class A	24,813	122,080
	QCR Holdings, Inc.	28,101	864,949
	Radian Group, Inc.	324,032	4,853,999
	RBB Bancorp	11,365	146,836
*	Regional Management Corp.	15,460	246,432
	Renasant Corp.	98,204	2,575,891
	Republic Bancorp, Inc., Class A	39,187	1,306,103
*	Republic First Bancorp, Inc.	74,260	195,304
	Riverview Bancorp, Inc.	26,939	148,973
	RLI Corp.	73,080	5,322,416
	S&T Bancorp, Inc.	69,585	1,858,615
	Safeguard Scientifics, Inc.	37,030	262,543
	Safety Insurance Group, Inc.	36,735	3,090,148
	Salisbury Bancorp, Inc.	551	18,596
	Sandy Spring Bancorp, Inc.	56,891	1,450,721

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SB One Bancorp	8,300	$152,969
*	Seacoast Banking Corp. of Florida	77,568	1,742,953
*	Security National Financial Corp., Class A	3,846	22,384
*	Select Bancorp, Inc.	9,312	76,358
	Selective Insurance Group, Inc.	96,545	4,839,801
	ServisFirst Bancshares, Inc.	78,168	2,776,527
	Shore Bancshares, Inc.	11,216	124,498
#*	Siebert Financial Corp.	7,500	42,750
	Sierra Bancorp	33,903	688,231
	Silvercrest Asset Management Group, Inc., Class A	4,500	45,810
	Simmons First National Corp., Class A	161,961	3,028,671
#	SLM Corp.	88,692	739,691
	SmartFinancial, Inc.	7,605	109,968
	South State Corp.	59,017	3,413,543
*	Southern First Bancshares, Inc.	15,389	448,743
	Southern Missouri Bancorp, Inc.	7,104	168,578
	Southern National Bancorp of Virginia, Inc.	21,155	213,031
	Southside Bancshares, Inc.	62,849	1,911,238
*	Spirit of Texas Bancshares, Inc.	5,459	62,724
	State Auto Financial Corp.	77,229	1,937,676
	Sterling Bancorp	290,961	3,587,549
	Sterling Bancorp, Inc.	10,431	37,656
	Stewart Information Services Corp.	60,975	1,942,663
	Stifel Financial Corp.	92,246	4,084,653
	Stock Yards Bancorp, Inc.	47,361	1,564,807
	Summit Financial Group, Inc.	6,683	118,022
	Summit State Bank	1,000	10,000
	Synovus Financial Corp.	29,144	612,315
	TCF Financial Corp.	232,861	6,913,643
	Territorial Bancorp, Inc.	21,850	549,091
*	Texas Capital Bancshares, Inc.	62,538	1,737,306
	TFS Financial Corp.	7,700	105,105
*	Third Point Reinsurance, Ltd.	63,090	469,390
	Timberland Bancorp, Inc.	13,598	263,121
	Tiptree, Inc.	75,610	483,148
	Tompkins Financial Corp.	28,302	1,910,668
	Towne Bank	114,227	2,307,385
	TriCo Bancshares	48,038	1,446,905
*	TriState Capital Holdings, Inc.	90,867	1,292,129
*	Triumph Bancorp, Inc.	29,521	818,027
	TrustCo Bank Corp. NY	221,868	1,397,768
	Trustmark Corp.	175,568	4,671,864
	UMB Financial Corp.	93,869	4,772,300
	Umpqua Holdings Corp.	189,154	2,369,154
*	Unico American Corp.	4,300	17,157
	United Bancshares, Inc.	110	1,869
	United Bankshares, Inc.	145,215	4,350,641
	United Community Banks, Inc.	162,440	3,434,794
	United Fire Group, Inc.	39,695	1,135,277
	United Insurance Holdings Corp.	53,564	457,972
	United Security Bancshares	7,256	48,325
	Unity Bancorp, Inc.	11,850	170,166
	Universal Insurance Holdings, Inc.	86,885	1,583,914
	Univest Financial Corp.	56,914	1,007,378
	Unum Group	8,761	152,879
	Valley National Bancorp	577,248	4,825,793
	Value Line, Inc.	3,333	103,256
	Veritex Holdings, Inc.	41,070	721,189
#	Victory Capital Holdings, Inc., Class A	3,731	56,301

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	4,300	$100,491
	Virtus Investment Partners, Inc.	20,348	1,653,682
#	Waddell & Reed Financial, Inc., Class A	155,869	2,267,894
	Walker & Dunlop, Inc.	72,976	2,804,468
	Washington Federal, Inc.	174,146	4,656,664
	Washington Trust Bancorp, Inc.	37,710	1,320,227
	Waterstone Financial, Inc.	66,623	967,366
	Webster Financial Corp.	35,000	988,750
	WesBanco, Inc.	89,542	2,209,897
	West BanCorp, Inc.	43,923	816,968
	Westamerica BanCorp	39,696	2,500,848
	Western Alliance Bancorp	63,204	2,267,760
	Western New England Bancorp, Inc.	49,422	297,026
	Westwood Holdings Group, Inc.	10,800	248,724
	White Mountains Insurance Group, Ltd.	3,844	3,740,212
	Wintrust Financial Corp.	62,888	2,635,007
	WisdomTree Investments, Inc.	277,963	900,600
#*	World Acceptance Corp.	21,509	1,459,386
	WSFS Financial Corp.	67,686	1,975,077
	WVS Financial Corp.	700	9,499

TOTAL FINANCIALS			521,958,870

HEALTH CARE — (11.1%)
*	Acadia Healthcare Co., Inc.	105,133	2,524,243
#*	Acceleron Pharma Inc.	7,464	675,716
#»	Achillion Pharmaceuticals, Inc.	327,308	150,562
*	Addus HomeCare Corp.	41,108	3,330,570
*	Aduro Biotech, Inc.	45,423	125,595
#*	Adverum Biotechnologies, Inc.	110,141	1,305,171
*	Aeglea BioTherapeutics, Inc.	45,828	356,084
#*	Aerie Pharmaceuticals Inc.	7,257	110,597
#*	Agios Pharmaceuticals, Inc.	19,297	793,879
*	Akebia Therapeutics, Inc.	72,891	590,417
*	Albireo Pharma, Inc.	19,885	446,617
*	Aldeyra Therapeutics, Inc.	6,297	19,836
*	Alkermes P.L.C.	18,038	247,301
*	Allied Healthcare Products, Inc.	2,500	24,075
*	Allscripts Healthcare Solutions, Inc.	192,671	1,252,361
#*	AMAG Pharmaceuticals, Inc.	35,620	286,029
*	Amedisys, Inc.	68,500	12,614,960
*	American Renal Associates Holdings, Inc.	6,648	49,727
*	Amicus Therapeutics, Inc.	58,913	695,763
*	AMN Healthcare Services, Inc.	87,186	4,095,998
#*	Amphastar Pharmaceuticals, Inc.	89,765	1,521,517
*	AnaptysBio, Inc.	8,742	136,550
*	AngioDynamics, Inc.	50,870	530,574
*	ANI Pharmaceuticals, Inc.	34,361	1,374,784
*	Anika Therapeutics, Inc.	41,064	1,364,557
#*	Apollo Medical Holdings, Inc.	364	5,657
*	Applied Genetic Technologies Corp.	36,668	136,772
*	Aptevo Therapeutics, Inc.	3,200	16,000
	Apyx Medical Corp.	33,145	112,693
#*	Aravive, Inc.	18,174	244,077
*	Arcus Biosciences, Inc.	10,002	264,153
*	Ardelyx, Inc.	154,597	1,017,248
*	Arena Pharmaceuticals, Inc.	20,992	1,027,978
*	Arrowhead Pharmaceuticals, Inc.	17,663	608,137
*	Assembly Biosciences, Inc.	44,344	776,463
#*	Atara Biotherapeutics, Inc.	36,550	303,000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Athenex, Inc.	6,260	$55,964
*	AtriCure Inc.	6,972	300,633
	Atrion Corp.	3,432	2,168,441
#*	aTyr Pharma, Inc.	1,042	3,741
*	Avanos Medical, Inc.	76,762	2,383,460
#*	Avrobio, Inc.	12,780	164,479
#*	AxoGen, Inc.	35,615	347,246
*	Baudax Bio, Inc.	681	2,094
#*	BioDelivery Sciences International, Inc.	68,918	314,266
#*	BioLife Solutions, Inc.	12,066	131,881
*	BioSpecifics Technologies Corp.	22,461	1,278,256
*	BioTelemetry, Inc.	86,646	4,047,235
*	Bluebird Bio, Inc.	7,707	415,253
*	Brookdale Senior Living, Inc.	218,202	787,709
*	Calithera Biosciences, Inc.	104,754	642,142
#*	Calyxt, Inc.	819	3,571
#	Cantel Medical Corp.	83,217	3,079,029
#*	CareDx, Inc.	8,337	211,593
	Cassava Sciences, Inc.	3,856	29,441
#*	Catabasis Pharmaceuticals, Inc.	21,478	121,780
#*	Catalyst Biosciences, Inc.	38,235	231,704
#*	Catalyst Pharmaceuticals, Inc.	39,874	189,003
#*	Cellular Biomedicine Group, Inc.	367	5,322
*	Chembio Diagnostics, Inc.	1,700	21,590
*	ChemoCentryx, Inc.	74,066	3,926,239
#*	Chiasma, Inc.	24,806	128,247
#*	Codexis, Inc.	7,322	85,008
#*	Collegium Pharmaceutical, Inc.	45,658	944,207
#*	Community Health Systems, Inc.	169,421	513,346
	Computer Programs and Systems, Inc.	29,760	715,133
*	Concert Pharmaceuticals, Inc.	46,938	468,441
	CONMED Corp.	47,238	3,491,361
#*	Constellation Pharmaceuticals, Inc.	3,527	126,901
#*	Corcept Therapeutics, Inc.	131,043	1,659,004
*	CorVel Corp.	42,834	2,256,923
#*	Corvus Pharmaceuticals, Inc.	15,585	37,872
*	Covetrus, Inc.	9,951	118,317
*	Cross Country Healthcare, Inc.	112,834	709,726
*	CryoLife, Inc.	97,142	2,169,181
*	Cumberland Pharmaceuticals, Inc.	37,721	149,375
*	Cutera, Inc.	47,528	639,252
*	Cyclerion Therapeutics, Inc.	2,793	10,809
*	CytomX Therapeutics, Inc.	38,278	395,029
*	Deciphera Pharmaceuticals, Inc.	11,090	642,998
#*	Denali Therapeutics, Inc.	13,908	304,029
#*	Dicerna Pharmaceuticals, Inc.	2,838	55,909
*	Digirad Corp.	4,050	13,406
#*	Eagle Pharmaceuticals, Inc.	19,107	974,075
#*	Eiger BioPharmaceuticals, Inc.	26,337	195,947
#»	Elanco Animal Health, Inc.	105,700	0
*	Electromed, Inc.	14,044	196,476
*	Emergent BioSolutions, Inc.	71,414	5,281,065
*	Enanta Pharmaceuticals, Inc.	48,026	2,226,966
#*	Endo International P.L.C.	183,334	843,336
#*	Enochian Biosciences, Inc.	2,300	7,866
	Ensign Group, Inc. (The)	83,286	3,115,729
	Envista Holdings Corp.	3,747	72,954
#*	Enzo Biochem, Inc.	127,124	383,914
#*	Epizyme, Inc.	45,476	748,535

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Evelo Biosciences, Inc.	300	$1,662
#*	Evolent Health, Inc., Class A	103,053	743,012
*	FibroGen, Inc.	20,260	747,391
*	Five Prime Therapeutics, Inc.	82,505	270,616
#*	Five Star Senior Living, Inc.	23,738	77,861
*	Fluidigm Corp.	50,586	113,313
*	FONAR Corp.	11,501	224,270
#*	Fulgent Genetics, Inc.	3,094	52,505
#*	G1 Therapeutics, Inc.	37,466	491,929
#*	Global Blood Therapeutics, Inc.	25,304	1,936,262
*	Globus Medical, Inc., Class A	31,132	1,477,525
*	GlycoMimetics, Inc.	74,437	207,679
#*	Gritstone Oncology, Inc.	1,850	12,969
*	Haemonetics Corp.	5,613	638,647
#*	Halozyme Therapeutics, Inc.	15,300	346,621
#*	Hanger, Inc.	15,781	289,739
*	Harpoon Therapeutics, Inc.	3,425	43,155
#	Harrow Health, Inc.	6,054	27,182
#*	Harvard Bioscience, Inc.	116,082	319,225
*	HealthStream, Inc.	76,648	1,749,491
#*	Heron Therapeutics, Inc.	1,231	17,554
#*	Heska Corp.	17,153	1,214,432
*	HMS Holdings Corp.	146,042	4,187,754
*	Horizon Therapeutics P.L.C.	209,169	7,538,451
*	ICU Medical, Inc.	20,567	4,510,549
*	InfuSystem Holdings, Inc.	3,700	44,585
#*	Innoviva, Inc.	146,827	2,082,007
#*	Inogen, Inc.	36,121	1,806,050
*	Inovalon Holdings, Inc., Class A	7,741	135,468
#*	Insmed, Inc.	10,273	236,279
*	Integer Holdings Corp.	61,421	4,573,408
*	Integra LifeSciences Holdings Corp.	80,508	4,109,933
#*	Intellia Therapeutics, Inc.	66,958	901,924
#*	Interpace Biosciences, Inc.	1,140	6,338
*	Intersect ENT Inc.	36,927	423,922
#*	Intra-Cellular Therapies, Inc.	117,757	2,080,766
#*	IntriCon Corp.	16,687	220,268
	Invacare Corp.	113,157	850,941
*	Iovance Biotherapeutics, Inc.	15,676	503,983
#*	iRadimed Corp.	3,407	74,136
#*	Ironwood Pharmaceuticals Inc.	25,444	254,440
	IVERIC bio, Inc.	32,650	126,682
#*	Joint Corp. (The)	6,504	78,698
#*	Jounce Therapeutics, Inc.	45,140	221,186
*	Kala Pharmaceuticals, Inc.	28,011	278,990
*	KalVista Pharmaceuticals, Inc.	16,255	177,342
#*	Karyopharm Therapeutics, Inc.	82,848	1,826,798
	Kewaunee Scientific Corp.	2,424	25,452
*	Kindred Biosciences, Inc.	52,917	265,643
#*	Kodiak Sciences, Inc.	1,900	103,645
*	Krystal Biotech, Inc.	2,037	96,126
*	Kura Oncology, Inc.	44,521	647,781
#*	Lannett Co., Inc.	7,048	67,238
*	Lantheus Holdings, Inc.	88,577	1,155,930
#	LeMaitre Vascular, Inc.	65,693	1,871,594
*	LHC Group, Inc.	66,750	8,676,832
#*	Ligand Pharmaceuticals, Inc.	21,940	2,162,626
*	LivaNova P.L.C.	34,061	1,809,320
	Luminex Corp.	95,686	3,449,480

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Lumos Pharma, Inc.	2,014	$18,750
*	MacroGenics, Inc.	118,916	856,195
#*	Madrigal Pharmaceuticals, Inc.	4,201	351,540
*	Magellan Health, Inc.	51,479	3,126,320
*	Magenta Therapeutics, Inc.	9,478	77,246
*	MediciNova, Inc.	1,510	7,777
*	MEDNAX, Inc.	90,893	1,319,766
#*	Medpace Holdings, Inc.	33,813	2,700,306
*	Meridian Bioscience, Inc.	99,383	1,192,596
*	Merit Medical Systems, Inc.	105,006	4,286,345
#	Merrimack Pharmaceuticals, Inc.	15,020	55,424
#*	Mersana Therapeutics, Inc.	5,128	46,306
#	Mesa Laboratories, Inc.	6,617	1,574,846
*	Minerva Neurosciences, Inc.	93,846	841,799
*	Misonix, Inc.	1,809	22,775
*	Molecular Templates, Inc.	24,618	399,550
*	Momenta Pharmaceuticals, Inc.	56,277	1,783,981
#*	MTBC, Inc.	10,132	62,616
#*	MyoKardia Inc.	4,321	271,445
*	Myriad Genetics, Inc.	143,772	2,222,715
	National HealthCare Corp.	24,420	1,669,595
	National Research Corp.	42,285	2,181,483
*	Natus Medical, Inc.	76,358	1,908,186
#*	Nektar Therapeutics	31,669	608,045
*	Neogen Corp.	54,156	3,389,624
*	NeoGenomics, Inc.	78,216	2,138,425
#	Neoleukin Therapeutics, Inc.	8,321	92,696
#*	Neon Therapeutics, Inc.	14,768	42,680
*	NextGen Healthcare, Inc.	132,064	1,393,275
*	NuVasive, Inc.	69,190	4,212,287
#*	Odonate Therapeutics, Inc.	1,825	51,374
*	Omnicell, Inc.	94,491	6,888,394
*	Oncternal Therapeutics, Inc.	2,045	5,522
*	OPKO Health, Inc.	99,200	220,224
#*	Option Care Health, Inc.	37,800	540,540
*	OraSure Technologies, Inc.	157,809	2,515,475
*	Orthofix Medical, Inc.	42,151	1,494,253
#*	OrthoPediatrics Corp.	3,782	184,751
*	Otonomy, Inc.	75,282	171,643
	Owens & Minor, Inc.	193,003	1,366,461
*	Oxford Immunotec Global P.L.C.	24,245	302,093
*	Pacira BioSciences, Inc.	32,556	1,344,237
	Patterson Cos., Inc.	139,080	2,542,382
*	PDL BioPharma, Inc.	337,676	1,144,722
#*	Pennant Group, Inc.	38,759	767,041
#*	PetIQ, Inc.	29,156	833,862
*	Pfenex, Inc.	57,174	328,750
	Phibro Animal Health Corp., Class A	27,524	735,166
*	Pieris Pharmaceuticals, Inc.	42,428	112,434
#*	Portola Pharmaceuticals, Inc.	25,181	178,281
*	Premier, Inc., Class A	12,140	402,562
#*	Prestige Consumer Healthcare, Inc.	109,500	4,455,555
*	Pro-Dex, Inc.	5,942	103,866
#*	Progenics Pharmaceuticals, Inc.	60,482	238,299
*	Protagonist Therapeutics, Inc.	54,476	367,713
*	Prothena Corp. P.L.C.	95,545	1,072,015
*	Providence Service Corp. (The)	39,407	2,286,000
	Psychemedics Corp.	4,247	25,482
#*	PTC Therapeutics, Inc.	4,215	214,628

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Pulse Biosciences, Inc.	2,000	$22,460
*	Quidel Corp.	56,818	7,897,702
*	R1 RCM, Inc.	21,653	223,459
*	RadNet, Inc.	113,589	1,603,877
*	Recro Pharma, Inc.	6,729	56,927
#*	REGENXBIO, Inc.	34,586	1,377,215
*	Repligen Corp.	51,778	6,014,015
*	Retrophin, Inc.	57,158	869,945
#*	Revance Therapeutics, Inc.	39,514	731,404
*	Rhythm Pharmaceuticals, Inc.	14,354	270,429
#*	Rigel Pharmaceuticals, Inc.	160,591	287,458
#*	Rocket Pharmaceuticals, Inc.	12,422	183,846
*	RTI Surgical Holdings, Inc.	184,237	498,361
#*	Sangamo Therapeutics, Inc.	84,992	692,685
*	Savara, Inc.	18,766	45,226
*	scPharmaceuticals, Inc.	112	1,057
*	SeaSpine Holdings Corp.	32,254	332,216
*	Select Medical Holdings Corp.	255,818	4,366,813
#*	Sharps Compliance Corp.	13,469	81,083
#*	Sierra Oncology, Inc.	200	2,462
#*	SIGA Technologies, Inc.	29,105	172,011
	Simulations Plus, Inc.	46,554	1,771,380
*	Solid Biosciences, Inc.	4,211	9,770
*	Spectrum Pharmaceuticals, Inc.	94,746	274,763
#*	Spero Therapeutics, Inc.	12,867	159,937
*	STAAR Surgical Co.	15,682	600,934
*	Strongbridge Biopharma PLC	2,900	8,294
*	Supernus Pharmaceuticals, Inc.	87,178	2,039,965
*	Surgery Partners, Inc.	95,460	1,126,428
*	Surmodics, Inc.	35,372	1,347,673
#*	Syndax Pharmaceuticals, Inc.	86,766	1,561,788
*	Syneos Health, Inc.	9,392	523,980
#*	Synlogic, Inc.	48,642	101,175
#*	Syros Pharmaceuticals, Inc.	34,008	286,687
#*	Tabula Rasa HealthCare, Inc.	851	53,902
#*	Tactile Systems Technology, Inc.	6,981	360,359
*	Taro Pharmaceutical Industries, Ltd.	3,889	268,769
#*	Tenet Healthcare Corp.	183,364	3,700,286
#*	Tivity Health, Inc.	2,554	22,909
#*	Translate Bio, Inc.	4,576	58,756
#*	Triple-S Management Corp., Class B	43,661	739,181
#*	Ultragenyx Pharmaceutical Inc.	19,076	1,152,763
*	United Therapeutics Corp.	30,222	3,311,122
	US Physical Therapy, Inc.	28,763	2,171,606
	Utah Medical Products, Inc.	11,742	974,586
*	Vanda Pharmaceuticals, Inc.	78,145	898,667
*	Vapotherm, Inc.	2,300	46,644
*	Varex Imaging Corp.	51,040	1,333,675
#*	Vericel Corp.	21,195	307,328
#*	Verrica Pharmaceuticals, Inc.	1,300	15,691
#*	Viking Therapeutics, Inc.	81,238	467,931
#*	Vocera Communications, Inc.	18,981	359,880
#*	Voyager Therapeutics, Inc.	6,464	69,876
#*	Wright Medical Group NV	59,735	1,739,483
#*	Xencor, Inc.	17,467	510,560
#*	XOMA Corp.	1,200	29,376
#*	Zogenix, Inc.	31,209	881,030
#*	Zynerba Pharmaceuticals, Inc.	2,800	10,836

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Zynex, Inc.	2,102	$37,121

TOTAL HEALTH CARE			283,078,756

INDUSTRIALS — (18.7%)
#	AAON, Inc.	102,100	4,864,044
	AAR Corp.	58,300	1,141,514
	ABM Industries, Inc.	106,105	3,659,561
*	Acacia Research Corp.	41,499	104,992
	ACCO Brands Corp.	158,432	1,172,397
	Acme United Corp.	10,426	226,348
	Acuity Brands, Inc.	4,298	372,164
#	ADT, Inc.	3,390	19,425
*	Advanced Disposal Services, Inc.	2,293	73,949
	Advanced Drainage Systems, Inc.	56,476	2,289,537
*	Aegion Corp.	63,899	1,025,579
*	Aerojet Rocketdyne Holdings, Inc.	117,038	4,814,943
#*	Aerovironment, Inc.	59,404	3,579,685
	AGCO Corp.	9,666	510,751
	Air Lease Corp.	74,564	1,949,849
*	Air Transport Services Group, Inc.	132,295	2,677,651
	Alamo Group, Inc.	27,770	2,733,679
	Alaska Air Group, Inc.	3,170	103,088
	Albany International Corp., Class A	52,564	2,688,123
	Allegiant Travel Co.	21,587	1,694,148
	Allied Motion Technologies, Inc.	31,330	902,931
	Allison Transmission Holdings, Inc.	12,043	437,643
	Altra Industrial Motion Corp.	21,379	596,688
*	Ameresco, Inc., Class A	44,573	804,988
#*	American Superconductor Corp.	7,900	45,425
*	American Woodmark Corp.	32,860	1,689,333
*	AMREP Corp.	2,776	13,436
	Apogee Enterprises, Inc.	62,751	1,282,630
	Applied Industrial Technologies, Inc.	67,187	3,519,927
	ArcBest Corp.	62,352	1,270,110
	Arcosa, Inc.	6,546	243,969
	Argan, Inc.	43,706	1,640,723
*	Armstrong Flooring, Inc.	9,283	19,494
	Armstrong World Industries, Inc.	65,441	5,044,192
*	ASGN, Inc.	101,799	4,728,564
	Astec Industries, Inc.	61,988	2,486,339
*	Astronics Corp.	30,147	270,720
*	Astronics Corp., Class B	8,090	77,664
*	Atkore International Group, Inc.	52,146	1,269,234
*	Atlas Air Worldwide Holdings, Inc.	34,263	1,125,540
#*	Avis Budget Group, Inc.	82,352	1,357,161
*	Axon Enterprise, Inc.	93,223	6,778,244
	AZZ, Inc.	47,854	1,502,137
	Barnes Group, Inc.	93,915	3,604,458
	Barrett Business Services, Inc.	20,684	1,011,861
*	Beacon Roofing Supply, Inc.	81,480	1,792,560
	BG Staffing, Inc.	16,966	206,137
*	Blue Bird Corp.	33,623	412,554
*	BMC Stock Holdings, Inc.	79,274	1,684,573
	Brady Corp., Class A	91,444	3,981,472
#	Briggs & Stratton Corp.	52,809	119,876
*	BrightView Holdings, Inc.	651	8,346
	Brink’s Co. (The)	60,744	3,105,233
*	Builders FirstSource, Inc.	217,363	3,988,611
*	CAI International, Inc.	29,554	487,345

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	141,849	$6,578,957
*	CBIZ, Inc.	124,314	2,952,457
*	CECO Environmental Corp.	59,236	321,059
*	Chart Industries, Inc.	51,586	1,842,652
	Chicago Rivet & Machine Co.	841	18,090
#*	Cimpress P.L.C.	35,640	2,594,236
*	CIRCOR International, Inc.	42,145	629,225
*	Clean Harbors, Inc.	79,820	4,264,783
*	Colfax Corp.	133,532	3,443,790
	Columbus McKinnon Corp.	45,359	1,228,322
	Comfort Systems USA, Inc.	81,295	2,707,123
*	Commercial Vehicle Group, Inc.	27,623	66,848
	CompX International, Inc.	2,107	29,034
#*	Construction Partners, Inc., Class A	8,576	157,198
	Copa Holdings SA, Class A	27,455	1,213,786
	CoreLogic, Inc.	91,247	3,505,710
	Costamare, Inc.	95,116	477,482
	Covanta Holding Corp.	181,555	1,412,498
*	Covenant Transportation Group, Inc., Class A	27,793	246,802
	CRA International, Inc.	19,663	828,402
	Crane Co.	5,500	299,475
	CSW Industrials, Inc.	27,745	1,837,829
	Cubic Corp.	49,038	1,873,742
	Curtiss-Wright Corp.	26,134	2,708,789
	Deluxe Corp.	49,960	1,407,373
	Douglas Dynamics, Inc.	70,219	2,595,294
*	Ducommun, Inc.	24,533	692,812
*	DXP Enterprises, Inc.	20,898	311,798
#*	Dycom Industries, Inc.	69,346	2,260,680
	Eastern Co. (The)	8,133	146,394
*	Echo Global Logistics, Inc.	72,858	1,277,201
	EMCOR Group, Inc.	83,083	5,278,263
	Encore Wire Corp.	40,788	1,867,275
#*	Energy Recovery, Inc.	7,134	58,071
#	Enerpac Tool Group Corp.	118,921	2,028,792
	EnerSys	73,392	4,285,359
	Ennis, Inc.	61,557	1,145,576
	EnPro Industries, Inc.	44,405	2,013,767
	ESCO Technologies, Inc.	41,752	3,185,678
	Espey Manufacturing & Electronics Corp.	6,393	121,533
#*	EVI Industries, Inc.	837	15,292
*	Evoqua Water Technologies Corp.	14,776	237,155
#*	ExOne Co. (The)	1,980	15,385
	Exponent, Inc.	82,404	5,795,473
	Federal Signal Corp.	143,863	3,874,231
	Flowserve Corp.	19,315	544,104
*	Forrester Research, Inc.	43,589	1,364,336
	Forward Air Corp.	56,628	2,922,005
*	Franklin Covey Co.	41,236	855,647
	Franklin Electric Co., Inc.	86,981	4,418,635
*	FTI Consulting, Inc.	70,273	8,949,969
#*	Gates Industrial Corp. P.L.C.	3,358	28,845
#	GATX Corp.	65,112	3,861,142
	Genco Shipping & Trading, Ltd.	51,543	300,496
*	Gencor Industries, Inc.	35,043	424,721
*	Generac Holdings, Inc.	75,685	7,374,746
*	Gibraltar Industries, Inc.	64,028	2,964,496
*	GMS, Inc.	43,380	797,324
*	Goldfield Corp. (The)	31,061	107,160

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Gorman-Rupp Co. (The)	66,173	$1,952,103
*	GP Strategies Corp.	40,471	322,149
#	GrafTech International, Ltd.	49,526	402,151
	Graham Corp.	31,835	417,039
	Granite Construction, Inc.	50,372	828,116
*	Great Lakes Dredge & Dock Corp.	147,612	1,304,890
	Greenbrier Cos., Inc. (The)	63,584	1,079,656
	Griffon Corp.	91,355	1,499,136
	H&E Equipment Services, Inc.	93,494	1,520,212
*	Harsco Corp.	95,351	951,603
	Hawaiian Holdings, Inc.	110,825	1,595,880
*	HD Supply Holdings, Inc.	13,400	397,712
#	Healthcare Services Group, Inc.	108,030	2,753,685
	Heartland Express, Inc.	155,321	3,042,738
	Heidrick & Struggles International, Inc.	53,028	1,189,948
	Helios Technologies, Inc.	48,169	1,713,371
*	Herc Holdings, Inc.	37,748	1,065,626
*	Heritage-Crystal Clean, Inc.	34,510	633,259
	Herman Miller, Inc.	84,443	1,903,345
#*	Hertz Global Holdings, Inc.	168,237	679,677
*	Hill International, Inc.	28,839	64,888
	Hillenbrand, Inc.	38,078	797,734
	HNI Corp.	56,415	1,373,141
*	Houston Wire & Cable Co.	11,452	26,454
*	Hub Group, Inc., Class A	59,349	2,855,280
	Hurco Cos., Inc.	17,228	563,183
*	Huron Consulting Group, Inc.	44,790	2,510,032
	Hyster-Yale Materials Handling, Inc.	23,392	913,224
	ICF International, Inc.	44,328	3,259,881
*	IES Holdings, Inc.	34,805	687,399
*	InnerWorkings, Inc.	120,275	212,887
*	Innovative Solutions & Support, Inc.	19,757	84,758
	Insperity, Inc.	57,030	2,720,901
	Insteel Industries, Inc.	57,718	1,014,105
	Interface, Inc.	122,955	1,136,104
	ITT, Inc.	10,243	540,011
*	JELD-WEN Holding, Inc.	58,445	742,252
*	JetBlue Airways Corp.	50,658	493,409
	John Bean Technologies Corp.	62,171	4,771,003
	Kadant, Inc.	22,601	1,900,518
	Kaman Corp.	50,949	1,974,783
	Kelly Services, Inc., Class A	47,539	734,478
	Kennametal, Inc.	120,194	3,078,168
	Kforce, Inc.	79,907	2,393,215
	Kimball International, Inc., Class B	126,118	1,547,468
*	Kirby Corp.	73,165	3,908,474
	Knoll, Inc.	61,633	718,641
	Korn Ferry	114,090	3,289,215
*	Kratos Defense & Security Solutions, Inc.	237,405	3,565,823
	Landstar System, Inc.	44,453	4,592,439
*	Lawson Products, Inc.	22,868	768,593
*	LB Foster Co., Class A	14,016	201,690
#*	Limbach Holdings, Inc.	9,820	30,540
	Lindsay Corp.	17,072	1,536,480
*	LS Starrett Co. (The), Class A	1,920	6,079
	LSI Industries, Inc.	99,038	614,036
*	Lydall, Inc.	37,293	417,682
	Macquarie Infrastructure Corp.	81,612	2,251,675
*	Manitex International, Inc.	15,585	62,340

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc. (The)	41,513	$382,750
	ManpowerGroup, Inc.	5,573	413,740
	Marten Transport, Ltd.	127,922	2,868,011
*	Masonite International Corp.	18,631	1,100,719
#*	MasTec, Inc.	126,820	4,552,838
*	Mastech Digital, Inc.	1,100	17,215
	Matson, Inc.	78,309	2,368,064
	Matthews International Corp., Class A	63,976	1,531,585
#*	Maxar Technologies, Inc.	8,917	112,443
	McGrath RentCorp	40,376	2,202,511
*	Mercury Systems, Inc.	72,666	6,478,901
*	Meritor, Inc.	186,477	3,822,778
#*	Mesa Air Group, Inc.	4,869	22,130
	Miller Industries, Inc.	26,862	816,068
*	Mistras Group, Inc.	34,384	163,324
	Mobile Mini, Inc.	82,087	2,345,226
	Moog, Inc., Class A	41,538	2,055,300
*	MRC Global, Inc.	97,185	520,912
	MSA Safety, Inc.	44,387	4,994,869
	MSC Industrial Direct Co., Inc., Class A	4,036	240,707
	Mueller Industries, Inc.	107,942	2,795,698
	Mueller Water Products, Inc., Class A	362,220	3,437,468
*	MYR Group, Inc.	44,836	1,345,080
	National Presto Industries, Inc.	11,954	971,980
*	Navistar International Corp.	89,878	2,136,400
	NL Industries, Inc.	1,951	6,536
	NN, Inc.	55,545	191,630
*	Northwest Pipe Co.	29,019	705,742
*	NOW, Inc.	142,477	879,083
#*	NV5 Global, Inc.	30,254	1,414,375
	nVent Electric P.L.C.	33,600	626,640
	Omega Flex, Inc.	21,750	1,959,675
#*	Orion Energy Systems, Inc.	3,292	15,835
*	Orion Group Holdings, Inc.	78,986	199,045
	Oshkosh Corp.	313	21,137
*	PAM Transportation Services, Inc.	12,000	458,160
	Park Aerospace Corp.	48,707	648,290
	Park-Ohio Holdings Corp.	31,873	584,232
	Patrick Industries, Inc.	51,933	2,140,678
	Patriot Transportation Holding, Inc.	5,218	46,545
*	Perma-Pipe International Holdings, Inc.	7,792	45,194
*	PGT Innovations, Inc.	145,163	1,500,985
*	PICO Holdings, Inc.	25,462	217,955
#	Pitney Bowes, Inc.	173,195	611,378
	Powell Industries, Inc.	30,913	784,263
	Preformed Line Products Co.	7,182	356,802
	Primoris Services Corp.	66,161	1,032,773
*	Proto Labs, Inc.	11,736	1,192,260
	Quad/Graphics, Inc.	32,484	120,840
	Quanex Building Products Corp.	65,094	811,722
*	Radiant Logistics, Inc.	84,174	360,265
	Raven Industries, Inc.	73,896	1,645,664
*	RBC Bearings, Inc.	38,011	4,815,233
*	RCM Technologies, Inc.	16,100	23,345
*	Red Violet, Inc.	1,609	30,619
	Regal Beloit Corp.	84,944	6,031,873
	Resources Connection, Inc.	102,839	1,118,888
	REV Group, Inc.	30,102	160,143
	Rexnord Corp.	160,979	4,389,897

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class A	46,147	$1,730,513
	Rush Enterprises, Inc., Class B	18,930	668,418
	Ryder System, Inc.	1,354	47,932
*	Saia, Inc.	63,326	5,858,922
	Schneider National, Inc., Class B	11,686	256,040
	Scorpio Bulkers, Inc.	10,233	262,272
	Servotronics, Inc.	2,783	19,215
*	SIFCO Industries, Inc.	6,261	15,269
	Simpson Manufacturing Co., Inc.	87,482	6,307,452
#*	SiteOne Landscape Supply, Inc.	8,500	753,355
	SkyWest, Inc.	59,515	1,841,989
*	SP Plus Corp.	49,238	1,038,429
	Spartan Motors, Inc.	97,673	1,376,213
#*	Spirit Airlines, Inc.	81,065	1,217,596
*	SPX Corp.	51,556	1,965,830
*	SPX FLOW, Inc.	79,204	2,579,674
	Standex International Corp.	30,876	1,538,860
	Steelcase, Inc., Class A	175,756	1,924,528
*	Stericycle, Inc.	18,470	901,336
*	Sterling Construction Co., Inc.	125,392	1,238,873
*	Sunrun, Inc.	89,603	1,257,130
	Systemax, Inc.	67,300	1,336,578
#*	Team, Inc.	42,012	259,214
	Tennant Co.	34,300	2,029,531
	Terex Corp.	90,158	1,369,500
	Tetra Tech, Inc.	102,039	7,681,496
*	Textainer Group Holdings, Ltd.	55,705	489,090
*	Thermon Group Holdings, Inc.	74,510	1,138,513
	Timken Co. (The)	121,901	4,581,040
*	Titan Machinery, Inc.	29,627	278,494
#*	TPI Composites, Inc.	44,376	777,911
*	Transcat, Inc.	8,529	239,580
#*	Trex Co., Inc.	62,964	5,995,432
*	TriMas Corp.	81,389	1,940,314
*	TriNet Group, Inc.	64,978	3,181,973
	Trinity Industries, Inc.	70,916	1,367,970
	Triton International, Ltd.	125,382	3,884,334
	Triumph Group, Inc.	9,950	70,048
*	TrueBlue, Inc.	72,527	1,126,344
*	Tutor Perini Corp.	17,102	119,714
*	Twin Disc, Inc.	25,924	155,803
#*	U.S. Xpress Enterprises, Inc., Class A	3,037	13,241
	UFP Industries, Inc.	116,525	4,791,508
*	Ultralife Corp.	49,397	348,249
	UniFirst Corp.	26,680	4,486,242
#*	Univar Solutions, Inc.	11,783	171,089
	Universal Logistics Holdings, Inc.	28,946	403,218
*	Upwork, Inc.	11,894	99,077
	US Ecology, Inc.	42,546	1,394,658
#*	USA Truck, Inc.	6,681	33,271
	Valmont Industries, Inc.	30,802	3,611,226
*	Vectrus, Inc.	31,313	1,628,589
*	Veritiv Corp.	21,447	200,958
	Viad Corp.	40,267	965,200
#*	Vicor Corp.	25,089	1,333,982
*	Virco Manufacturing Corp.	6,861	16,329
*	Vivint Solar, Inc.	24,501	155,336
	VSE Corp.	16,621	319,456
	Wabash National Corp.	62,581	513,164

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Watsco, Inc., Class B	848	$137,588
	Watts Water Technologies, Inc., Class A	47,698	3,930,315
*	Welbilt, Inc.	167,542	825,982
	Werner Enterprises, Inc.	136,384	5,471,726
*	WESCO International, Inc.	72,602	1,878,214
#*	Willdan Group, Inc.	9,014	228,595
*	Willis Lease Finance Corp.	11,622	232,556
*	WillScot Corp.	17,750	206,788

TOTAL INDUSTRIALS			478,651,842

INFORMATION TECHNOLOGY — (15.1%)
#*	2U, Inc.	13,948	331,265
#*	3D Systems Corp.	38,901	330,269
*	A10 Networks Inc.	10,321	70,492
*	Acacia Communications, Inc.	14,284	966,884
*	ACI Worldwide, Inc.	178,832	4,899,997
#*	ACM Research, Inc., Class A	2,776	110,846
*»	Actua Corp.	15,285	1,529
*	ADDvantage Technologies Group, Inc.	3,100	7,316
#*	Adesto Technologies Corp.	30,811	365,110
	ADTRAN, Inc.	76,099	782,298
*	Advanced Energy Industries, Inc.	83,474	4,641,154
*	Agilysys, Inc.	77,004	1,508,508
*	Airgain, Inc.	13,265	107,314
*	Alarm.com Holdings, Inc.	71,066	3,178,782
*	Alithya Group, Inc., Class A	14,711	26,627
	Alliance Data Systems Corp.	1,971	98,688
*	Alpha & Omega Semiconductor, Ltd.	50,233	604,303
#*	Altair Engineering, Inc., Class A	12,936	426,759
*	Ambarella, Inc.	33,895	1,782,199
	American Software, Inc., Class A	83,136	1,370,081
*	Amkor Technology, Inc.	446,228	4,408,733
*	Amtech Systems, Inc.	18,554	92,028
*	Anixter International, Inc.	63,706	5,915,739
#*	Appfolio, Inc., Class A	11,454	1,258,336
*	Arlo Technologies, Inc.	45,737	125,319
*	Arrow Electronics, Inc.	4,100	257,972
	AstroNova, Inc.	7,447	52,352
#*	Asure Software, Inc.	12,709	78,287
#*	Avaya Holdings Corp.	34,725	345,167
*	Aviat Networks, Inc.	4,294	41,094
#*	Avid Technology, Inc.	363,056	2,548,653
	Avnet, Inc.	4,210	126,384
*	Aware, Inc.	34,012	86,731
*	Axcelis Technologies, Inc.	93,663	2,187,968
*	AXT, Inc.	107,959	597,013
#	Badger Meter, Inc.	63,572	3,752,655
	Bel Fuse, Inc., Class A	2,583	18,365
	Bel Fuse, Inc., Class B	13,724	102,381
	Belden, Inc.	82,362	2,815,957
	Benchmark Electronics, Inc.	66,556	1,375,047
*	BK Technologies Corp.	20,576	58,024
	Blackbaud, Inc.	52,217	2,885,511
#*	Blackline Inc.	7,700	467,698
*	Bottomline Technologies De, Inc.	55,492	2,310,132
*	Brightcove, Inc.	18,656	145,517
	Brooks Automation, Inc.	104,431	4,019,549
	Cabot Microelectronics Corp.	44,906	5,502,781
*	CACI International, Inc., Class A	32,208	8,056,509

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CalAmp Corp.	89,499	$601,433
*	Calix, Inc.	163,717	1,882,745
*	Cardtronics P.L.C., Class A	93,206	2,134,417
*	Casa Systems, Inc.	29,510	151,386
	Cass Information Systems, Inc.	37,159	1,490,447
*	CEVA, Inc.	53,425	1,674,874
*	ChannelAdvisor Corp.	17,394	179,680
*	Ciena Corp.	1,404	64,935
*	Cirrus Logic, Inc.	122,783	9,282,395
*	Clearfield, Inc.	34,668	451,724
#*	Cloudera, Inc.	54,340	449,935
#*	Coda Octopus Group, Inc.	4,194	25,583
#*	Coherent, Inc.	17,867	2,284,653
	Cohu, Inc.	88,221	1,458,293
*	CommScope Holding Co., Inc.	2,024	22,284
	Communications Systems, Inc.	8,595	48,906
*	CommVault Systems, Inc.	54,778	2,338,473
*	Computer Task Group, Inc.	21,319	89,540
	Comtech Telecommunications Corp.	57,377	1,062,048
*	Conduent, Inc.	195,695	493,151
*	Cornerstone OnDemand Inc.	440	14,766
*	Cree, Inc.	74,024	3,192,655
	CSG Systems International, Inc.	68,763	3,340,507
	CSP, Inc.	2,788	29,246
	CTS Corp.	72,034	1,668,307
*	CyberOptics Corp.	24,794	634,478
	Daktronics, Inc.	97,990	442,915
*	DASAN Zhone Solutions, Inc.	4,099	26,275
*	Data I/O Corp.	2,221	6,396
*	Digi International, Inc.	54,794	621,912
*	Digital Turbine, Inc.	42,202	247,304
*	Diodes, Inc.	92,320	4,698,165
*	DSP Group, Inc.	74,734	1,289,162
	DXC Technology Co.	9,473	171,745
#	Ebix, Inc.	42,888	897,646
*	EchoStar Corp., Class A	22,357	705,363
*	eGain Corp.	59,104	490,563
*	EMCORE Corp.	55,130	150,505
#*	Enphase Energy Inc.	41,377	1,937,685
	Entegris, Inc.	92,239	5,002,121
*	Envestnet, Inc.	39,453	2,466,602
*	ePlus, Inc.	34,653	2,451,700
	EVERTEC, Inc.	83,909	2,126,254
*	Evo Payments, Inc., Class A	3,400	67,694
*	ExlService Holdings, Inc.	66,227	4,088,193
*	Extreme Networks, Inc.	21,457	72,954
*	Fabrinet	77,707	4,876,114
*	FARO Technologies, Inc.	41,295	2,266,683
*	FireEye, Inc.	40,916	470,943
#*	First Solar, Inc.	21,098	928,523
*	Fitbit, Inc., Class A	224,373	1,501,055
*	Flex, Ltd.	19,562	190,925
	FLIR Systems, Inc.	6,600	286,440
*	FormFactor, Inc.	165,579	3,857,991
*	Frequency Electronics, Inc.	19,976	200,759
#	GlobalSCAPE, Inc.	23,755	221,397
#*	Globant SA	14,364	1,661,484
#*	GreenSky, Inc., Class A	3,673	15,941
*	GSE Systems, Inc.	2,450	2,573

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GSI Technology, Inc.	52,457	$405,493
#*	GTT Communications, Inc.	42,851	486,787
	Hackett Group, Inc. (The)	99,902	1,481,547
*	Harmonic, Inc.	306,134	1,775,577
#*	I3 Verticals, Inc., Class A	11,961	277,974
*	Ichor Holdings, Ltd.	55,338	1,377,916
*	IEC Electronics Corp.	20,094	146,485
#*	II-VI, Inc.	53,393	1,837,787
#*	Image Sensing Systems, Inc.	700	2,758
#*	Immersion Corp.	56,450	392,892
#*	Impinj, Inc.	9,200	206,632
#*	Infinera Corp.	159,946	986,067
*	Information Services Group, Inc.	36,529	91,323
#*	Inphi Corp.	24,012	2,318,118
*	Insight Enterprises, Inc.	60,629	3,291,548
	InterDigital, Inc.	65,860	3,804,732
*	inTEST Corp.	13,037	45,890
*	Intevac, Inc.	65,347	359,409
*	Iteris, Inc.	32,287	128,825
*	Itron, Inc.	60,646	4,234,304
#	j2 Global, Inc.	46,264	3,730,729
	Jabil, Inc.	39,177	1,114,194
	KBR, Inc.	218,756	4,431,997
	KEMET Corp.	163,654	4,420,295
*	Key Tronic Corp.	24,700	114,361
*	Kimball Electronics, Inc.	54,202	732,811
*	Knowles Corp.	205,457	3,194,856
	Kulicke & Soffa Industries, Inc.	117,342	2,812,688
*	KVH Industries, Inc.	45,915	426,091
*	Lattice Semiconductor Corp.	271,513	6,111,758
*	Limelight Networks, Inc.	331,121	1,678,783
	Littelfuse, Inc.	22,098	3,209,514
*	LiveRamp Holdings, Inc.	132,416	5,013,270
	LogMeIn, Inc.	5,000	427,300
#*	Lumentum Holdings, Inc.	38,896	3,147,075
*	Luna Innovations, Inc.	33,774	257,696
#*	MACOM Technology Solutions Holdings, Inc.	42,680	1,308,569
#*	MagnaChip Semiconductor Corp.	20,058	232,071
*	Manhattan Associates, Inc.	114,370	8,113,408
	ManTech International Corp., Class A	45,781	3,413,431
	MAXIMUS, Inc.	9,617	647,416
*	MaxLinear, Inc.	95,381	1,572,833
	Methode Electronics, Inc.	89,902	2,698,858
*	MicroStrategy, Inc., Class A	17,235	2,177,298
*	Mimecast, Ltd.	35,021	1,432,359
*	Mitek Systems, Inc.	34,122	318,358
	MKS Instruments, Inc.	19,145	1,918,903
	MTS Systems Corp.	22,719	483,233
#*	Napco Security Technologies, Inc.	52,414	1,050,377
#*	NCR Corp.	62,918	1,291,077
*	NeoPhotonics Corp.	150,498	1,447,791
*	NETGEAR, Inc.	67,588	1,620,760
*	Netscout Systems, Inc.	152,623	4,041,457
*	NetSol Technologies, Inc.	13,690	31,076
	Network-1 Technologies, Inc.	10,978	24,701
*	New Relic, Inc.	7,648	410,621
	NIC, Inc.	117,171	2,839,053
*	Novanta, Inc.	68,099	5,917,122
	NVE Corp.	12,517	710,590

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	98,858	$1,660,814
*	Onto Innovation Inc.	136,069	4,416,800
*	Optical Cable Corp.	5,961	15,797
*	OSI Systems, Inc.	40,849	2,956,651
#*	PAR Technology Corp.	30,836	583,109
#*	Paylocity Holding Corp.	2,488	284,951
#	Paysign, Inc.	10,269	88,313
	PC Connection, Inc.	59,244	2,722,262
	PC-Tel, Inc.	37,353	255,121
*	PDF Solutions, Inc.	67,444	1,077,081
	Pegasystems, Inc.	2,141	179,030
*	Perceptron, Inc.	10,177	28,597
*	Perficient, Inc.	77,339	2,693,717
	Perspecta, Inc.	87,730	1,892,336
*	PFSweb, Inc.	5,455	22,911
*	Photronics, Inc.	162,263	1,939,043
*	Pixelworks, Inc.	65,473	300,521
#	Plantronics, Inc.	21,305	300,827
*	Plexus Corp.	73,810	4,627,149
	Power Integrations, Inc.	53,191	5,444,099
*	Powerfleet, Inc.	16,326	78,365
*	PRGX Global, Inc.	23,376	93,738
	Progress Software Corp.	99,734	4,080,118
*	Pure Storage, Inc., Class A	42,446	611,222
	QAD, Inc., Class A	24,355	1,030,704
	QAD, Inc., Class B	4,173	124,981
#*	Qualys, Inc.	32,275	3,403,076
#*	QuickLogic Corp.	1,800	8,460
*	Rambus, Inc.	236,418	2,962,318
	RF Industries, Ltd.	3,591	20,002
*	Ribbon Communications, Inc.	150,629	549,043
	Richardson Electronics, Ltd.	19,377	77,508
*	Rogers Corp.	36,398	4,041,634
*	Rosetta Stone, Inc.	16,149	275,825
	Sabre Corp.	37,291	271,106
*	Sailpoint Technologies Holdings, Inc.	54,634	1,015,646
*	Sanmina Corp.	148,533	4,118,820
	Sapiens International Corp. NV	11,592	286,786
*	ScanSource, Inc.	33,601	870,938
	Science Applications International Corp.	47,734	3,897,958
*	SecureWorks Corp., Class A	3,900	44,382
*	Semtech Corp.	80,651	3,648,651
#*	SharpSpring, Inc.	2,936	20,229
#*	ShotSpotter, Inc.	9,166	315,035
*	Silicon Laboratories, Inc.	58,169	5,655,190
#*	SMART Global Holdings, Inc.	31,803	804,298
*	SMTC Corp.	6,433	20,007
*	SolarEdge Technologies, Inc.	23,692	2,643,790
*	SPS Commerce, Inc.	28,544	1,584,477
*	StarTek, Inc.	49,795	207,645
#*	Stratasys, Ltd.	3,754	66,446
*	Super Micro Computer, Inc.	17,370	397,773
	Switch, Inc., Class A	11,273	193,557
*	Sykes Enterprises, Inc.	83,905	2,402,200
*	Synaptics, Inc.	63,054	4,123,101
*	Synchronoss Technologies, Inc.	61,692	212,837
	SYNNEX Corp.	54,240	4,749,254
*	Tech Data Corp.	67,381	9,476,464
*	Telenav, Inc.	82,713	386,270

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teradata Corp.	46,337	$1,139,427
	TESSCO Technologies, Inc.	15,023	92,542
	TiVo Corp.	99,652	700,554
	TransAct Technologies, Inc.	22,170	94,223
	TTEC Holdings, Inc.	83,070	3,238,069
*	TTM Technologies, Inc.	193,183	2,238,991
#*	Ultra Clean Holdings, Inc.	131,442	2,417,218
#*	Unisys Corp.	117,913	1,484,525
#*	Upland Software, Inc.	26,559	840,061
*	Veeco Instruments, Inc.	148,174	1,619,542
*	Verint Systems, Inc.	83,349	3,562,336
*	Verra Mobility Corp.	5,543	49,665
*	ViaSat, Inc.	29,600	1,255,040
*	Viavi Solutions, Inc.	160,574	1,939,734
*	Virtusa Corp.	70,889	2,339,337
	Vishay Intertechnology, Inc.	235,440	3,905,950
*	Vishay Precision Group, Inc.	21,130	488,526
	Wayside Technology Group, Inc.	12,433	192,712
	Xperi Corp.	112,542	1,719,642
*	Zix Corp.	43,565	238,736

TOTAL INFORMATION TECHNOLOGY			384,743,823

MATERIALS — (4.9%)
*	AdvanSix, Inc.	49,618	604,347
*	Alcoa Corp.	103,198	841,064
#*	Allegheny Technologies, Inc.	164,461	1,235,102
	American Vanguard Corp.	63,368	796,536
*	Ampco-Pittsburgh Corp.	2,649	9,907
	Ashland Global Holdings, Inc.	37,903	2,338,236
*	Axalta Coating Systems, Ltd.	4,854	95,818
	Balchem Corp.	48,190	4,300,476
	Boise Cascade Co.	86,910	2,717,676
	Cabot Corp.	87,827	2,976,457
	Carpenter Technology Corp.	57,088	1,265,641
*	Century Aluminum Co.	177,601	772,564
	Chase Corp.	20,568	1,938,740
	Chemours Co. (The)	61,696	723,694
*	Clearwater Paper Corp.	34,301	821,166
#	Cleveland-Cliffs, Inc.	472,040	2,067,535
*	Coeur Mining, Inc.	398,757	1,678,767
	Commercial Metals Co.	236,318	3,766,909
#	Compass Minerals International, Inc.	68,841	3,384,224
*	Core Molding Technologies, Inc.	24,525	61,803
	Domtar Corp.	106,526	2,488,447
	Eagle Materials, Inc.	18,038	1,100,498
*	Element Solutions, Inc.	398,716	4,086,839
*	Ferro Corp.	176,882	1,763,514
*	Forterra, Inc.	33,678	274,812
	Friedman Industries, Inc.	7,760	33,058
	FutureFuel Corp.	64,522	669,738
*	GCP Applied Technologies, Inc.	86,292	1,477,319
	Gold Resource Corp.	206,641	853,427
	Graphic Packaging Holding Co.	210,439	2,809,361
	Greif, Inc., Class A	35,473	1,202,180
	Greif, Inc., Class B	4,065	161,584
	Hawkins, Inc.	28,425	1,063,948
	Haynes International, Inc.	31,099	687,288
	HB Fuller Co.	104,482	3,843,893
	Hecla Mining Co.	781,563	2,055,511

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Huntsman Corp.	32,679	$549,334
*	Ingevity Corp.	56,174	2,916,554
	Innospec, Inc.	51,554	3,738,696
*	Intrepid Potash, Inc.	96,968	93,390
	Kaiser Aluminum Corp.	33,977	2,454,159
*	Koppers Holdings, Inc.	59,068	930,912
*	Kraton Corp.	40,592	633,641
	Kronos Worldwide, Inc.	107,449	1,019,691
#*	Livent Corp.	102,601	636,126
	Louisiana-Pacific Corp.	206,881	4,137,620
	Materion Corp.	41,809	2,163,198
	Mercer International, Inc.	104,732	1,055,699
	Minerals Technologies, Inc.	67,810	2,986,352
	Mosaic Co. (The)	20,779	239,166
	Myers Industries, Inc.	100,599	1,243,404
	Neenah, Inc.	39,603	1,935,003
#	Nexa Resources SA	3,030	12,696
	Northern Technologies International Corp.	17,386	141,522
	O-I Glass, Inc.	203,283	1,675,052
	Olin Corp.	148,020	1,976,067
	Olympic Steel, Inc.	20,878	197,088
	PH Glatfelter Co.	71,213	1,039,710
	PolyOne Corp.	135,534	3,156,587
*	PQ Group Holdings, Inc.	15,231	178,507
#*	Ramaco Resources, Inc.	3,731	8,805
	Rayonier Advanced Materials, Inc.	63,353	112,768
*	Resolute Forest Products, Inc.	145,937	351,708
*	Ryerson Holding Corp.	65,346	301,899
	Schnitzer Steel Industries, Inc., Class A	51,551	802,134
	Schweitzer-Mauduit International, Inc.	73,515	2,368,653
	Sensient Technologies Corp.	79,066	3,778,564
	Silgan Holdings, Inc.	116,633	4,023,838
	Stepan Co.	42,868	4,089,607
*	Summit Materials, Inc., Class A	143,349	2,166,003
	SunCoke Energy, Inc.	99,163	312,363
*	Synalloy Corp.	17,641	155,946
	Tecnoglass, Inc.	1,400	5,656
*	TimkenSteel Corp.	114,376	297,378
*	Trecora Resources	29,733	175,425
	Tredegar Corp.	66,287	1,092,410
	Trinseo SA	59,676	1,220,374
*	Tronox Holdings P.L.C., Class A	168,152	1,146,797
*	UFP Technologies, Inc.	10,512	452,016
	United States Lime & Minerals, Inc.	14,662	1,174,426
#	United States Steel Corp.	140,534	1,079,301
*	Universal Stainless & Alloy Products, Inc.	13,942	104,147
#*	US Concrete, Inc.	20,757	398,119
*	US Gold Corp.	2,000	10,220
	Valvoline, Inc.	86,596	1,488,585
*	Verso Corp., Class A	79,131	1,099,130
	Warrior Met Coal, Inc.	40,228	504,861
	Worthington Industries, Inc.	117,401	3,104,082
	WR Grace & Co.	26,612	1,256,885

TOTAL MATERIALS			125,160,353

REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	3,541	29,567
*	CKX Lands, Inc.	702	6,013
	Consolidated-Tomoka Land Co.	12,651	531,721

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#*	Cushman & Wakefield PLC	4,576	$55,690
#*	Five Point Holdings LLC, Class A	24,025	135,501
#*	Forestar Group, Inc.	16,020	211,304
*	FRP Holdings, Inc.	20,341	884,630
	Griffin Industrial Realty, Inc.	4,903	188,373
	Kennedy-Wilson Holdings, Inc.	174,784	2,473,193
*	Marcus & Millichap, Inc.	61,620	1,790,061
*	Maui Land & Pineapple Co., Inc.	36,053	376,754
	Newmark Group, Inc., Class A	37,717	146,342
*	Rafael Holdings, Inc., Class B	45,375	640,241
	RE/MAX Holdings, Inc., Class A	31,151	818,960
	Realogy Holdings Corp.	29,413	127,652
#*	Redfin Corp.	10,944	231,247
	RMR Group, Inc. (The), Class A	19,895	590,086
#*	St Joe Co. (The)	52,816	966,533
*	Stratus Properties, Inc.	17,287	289,903
*	Tejon Ranch Co.	67,868	929,792
#*	Trinity Place Holdings, Inc.	9,500	14,060

TOTAL REAL ESTATE			11,437,623

UTILITIES — (3.8%)
	ALLETE, Inc.	68,437	3,939,234
	American States Water Co.	64,605	5,127,699
	Artesian Resources Corp., Class A	27,011	932,690
	Atlantica Yield P.L.C.	58,326	1,396,324
	Avista Corp.	106,134	4,568,007
	Black Hills Corp.	67,841	4,202,071
	California Water Service Group	84,987	3,817,616
	Chesapeake Utilities Corp.	33,157	2,913,837
	Clearway Energy, Inc., Class A	42,245	789,981
	Clearway Energy, Inc., Class C	88,428	1,771,213
	Consolidated Water Co., Ltd.	28,136	422,603
	El Paso Electric Co.	68,690	4,670,920
	Genie Energy, Ltd., Class B	63,144	497,575
	Hawaiian Electric Industries, Inc.	33,010	1,302,905
	IDACORP, Inc.	7,719	708,450
	MGE Energy, Inc.	49,729	3,215,477
	Middlesex Water Co.	41,145	2,481,043
	National Fuel Gas Co.	19,061	781,501
	New Jersey Resources Corp.	145,601	4,918,402
	Northwest Natural Holding Co.	54,530	3,549,903
	NorthWestern Corp.	71,197	4,107,355
	ONE Gas, Inc.	48,853	3,894,073
	Ormat Technologies, Inc.	77,474	4,835,152
	Otter Tail Corp.	71,228	3,161,099
	PNM Resources, Inc.	135,652	5,492,549
	Portland General Electric Co.	53,187	2,488,620
*	Pure Cycle Corp.	840	8,627
	RGC Resources, Inc.	21,718	540,127
	SJW Group	38,959	2,319,229
	South Jersey Industries, Inc.	98,964	2,829,381
	Southwest Gas Holdings, Inc.	61,986	4,698,539
	Spark Energy, Inc., Class A	21,198	153,050
	Spire, Inc.	73,831	5,386,710
	TerraForm Power, Inc., Class A	33,045	572,339
	Unitil Corp.	44,533	2,240,455

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	33,732	$1,360,074

TOTAL UTILITIES		96,094,830

TOTAL COMMON STOCKS		2,464,176,152

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	9,704	242,600

RIGHTS/WARRANTS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
*» Social Reality, Inc. Rights 12/31/19, Class A	10,334	310

TOTAL INVESTMENT SECURITIES (Cost $1,716,842,604)		2,464,419,062

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.216%......	8,458,636	8,458,636

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	7,245,072	83,832,732

TOTAL INVESTMENTS — (100.0%) (Cost $1,809,107,011)		$2,556,710,430

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$71,320,768	—	—	$71,320,768
Consumer Discretionary	319,632,851	$6,116	—	319,638,967
Consumer Staples	112,126,787	—	—	112,126,787
Energy	59,963,533	—	—	59,963,533
Financials	521,879,580	79,290	—	521,958,870
Health Care	282,928,194	150,562	—	283,078,756
Industrials	478,651,842	—	—	478,651,842
Information Technology	384,742,294	1,529	—	384,743,823
Materials	125,160,353	—	—	125,160,353
Real Estate	11,437,623	—	—	11,437,623
Utilities	96,094,830	—	—	96,094,830
Preferred Stocks
Communication Services	242,600	—	—	242,600
Rights/Warrants
Consumer Discretionary	—	310	—	310
Temporary Cash Investments	8,458,636	—	—	8,458,636
Securities Lending Collateral	—	83,832,732	—	83,832,732

TOTAL	$2,472,639,891	$84,070,539	—	$2,556,710,430

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.4%)
	A.H. Belo Corp., Class A	17,110	$26,520
	Activision Blizzard, Inc.	161,228	10,275,060
	Alaska Communications Systems Group, Inc.	13,864	27,728
*	Alphabet, Inc., Class A	34,928	47,037,538
*	Alphabet, Inc., Class C	36,723	49,526,841
*	Altice USA, Inc., Class A	213,172	5,536,077
#	AMC Entertainment Holdings, Inc., Class A	57,090	280,883
#*	AMC Networks, Inc., Class A	49,426	1,178,810
#*	ANGI Homeservices, Inc., Class A	24,480	165,852
#	Anterix, Inc.	14,918	783,195
	AT&T, Inc.	1,974,977	60,177,549
	ATN International, Inc.	22,127	1,374,529
#*	AutoWeb, Inc.	3,801	3,611
*	Ballantyne Strong, Inc.	7,721	11,968
*	Bandwidth, Inc., Class A	1,738	141,751
	Beasley Broadcast Group, Inc., Class A	4,143	10,275
*	Boingo Wireless, Inc.	43,754	609,931
#*	Boston Omaha Corp., Class A	673	10,923
	Cable One, Inc.	4,983	9,531,781
#*	Cargurus, Inc.	6,382	146,020
*	Cars.com, Inc.	72,364	374,846
	CenturyLink, Inc.	618,844	6,572,123
*	Charter Communications, Inc., Class A	59,771	29,600,392
*	Cincinnati Bell, Inc.	36,332	532,264
	Cinemark Holdings, Inc.	131,432	1,876,849
*	Clear Channel Outdoor Holdings, Inc.	27,964	26,980
	Cogent Communications Holdings, Inc.	34,353	2,879,812
	Comcast Corp., Class A	1,682,811	63,324,178
*	comScore, Inc.	62,078	179,405
	Consolidated Communications Holdings, Inc.	59,053	370,262
#*	Cumulus Media, Inc., Class A	11,924	52,823
#*	Daily Journal Corp.	200	55,500
*	DHI Group, Inc.	38,113	105,954
#*	Discovery, Inc., Class A	93,472	2,095,642
*	Discovery, Inc., Class B	1,077	38,503
*	Discovery, Inc., Class C	171,482	3,499,948
*	DISH Network Corp., Class A	118,079	2,953,746
*	Electronic Arts, Inc.	53,397	6,101,141
	Emerald Holding, Inc.	39,411	89,857
*	Emmis Communications Corp., Class A	2,473	3,561
#	Entercom Communications Corp., Class A	95,842	116,927
	Entravision Communications Corp., Class A	67,398	98,401
	EW Scripps Co. (The), Class A	77,469	625,175
*	Facebook, Inc., Class A	392,789	80,407,836
#*	Fluent, Inc.	18,382	36,948
	Fox Corp., Class A	147,216	3,808,478
*	Fox Corp., Class B	106,087	2,711,584
#*	Gaia, Inc.	6,465	58,767
#	Gannett Co., Inc.	148,771	168,111
*	GCI Liberty, Inc., Class A	78,537	4,777,406
*	Glu Mobile, Inc.	89,155	695,409
*	Gray Television, Inc.	103,312	1,199,452
#*	Gray Television, Inc., Class A	2,300	29,911
*	Hemisphere Media Group, Inc.	17,209	159,700

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IAC/InterActiveCorp	23,360	$5,220,493
*	IDT Corp., Class B	30,495	164,673
*	IMAX Corp.	63,916	735,034
#*	Intelsat SA	11,354	14,192
	Interpublic Group of Cos., Inc. (The)	284,993	4,839,181
*	Iridium Communications, Inc.	61,985	1,394,972
	John Wiley & Sons, Inc., Class A	43,611	1,637,593
	John Wiley & Sons, Inc., Class B	2,517	93,658
*	Liberty Broadband Corp.	145	17,393
*	Liberty Broadband Corp., Class A	12,570	1,508,651
*	Liberty Broadband Corp., Class C	54,499	6,685,937
#*	Liberty Latin America, Ltd., Class C	94,838	980,625
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	139,774
*	Liberty Media Corp.-Liberty Braves, Class B	58	1,215
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	708,775
*	Liberty Media Corp.-Liberty Formula One, Class A	12,931	391,163
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	4,306
*	Liberty Media Corp.-Liberty Formula One, Class C	104,791	3,373,222
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,608,810
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	20,562
*	Liberty Media Corp.-Liberty SiriusXM, Class C	96,612	3,291,571
*	Liberty TripAdvisor Holdings, Inc., Class A	84,078	197,583
#*	Lions Gate Entertainment Corp., Class A	72,225	515,686
*	Lions Gate Entertainment Corp., Class B	85,834	573,371
#*	Live Nation Entertainment, Inc.	109,141	4,897,157
#*	Loral Space & Communications, Inc.	13,810	303,820
*	Madison Square Garden Entertainment Corp.	15,108	1,249,432
*	Madison Square Garden Sports C	15,108	2,588,303
*	Marchex, Inc., Class B	23,549	39,327
	Marcus Corp. (The)	25,536	371,293
#*	Match Group, Inc.	27,045	2,081,383
*	Mediaco Holding, Inc., Class A	312	1,154
#*	Meet Group, Inc. (The)	111,428	687,511
#	Meredith Corp.	45,161	669,738
#*	MSG Networks, Inc., Class A	38,776	460,659
	National CineMedia, Inc.	49,003	161,710
*	Netflix, Inc.	22,694	9,528,076
#	New York Times Co. (The), Class A	130,603	4,247,210
	News Corp., Class A	245,024	2,428,188
	News Corp., Class B	113,933	1,164,395
#	Nexstar Media Group, Inc., Class A	40,471	2,834,589
#	Omnicom Group, Inc.	98,476	5,616,086
*	ORBCOMM, Inc.	67,273	177,601
#*	QuinStreet, Inc.	42,903	435,894
*	Reading International, Inc., Class A	17,935	76,493
#*	Roku, Inc.	682	82,679
	Saga Communications, Inc., Class A	1,505	42,321
	Salem Media Group, Inc.	10,305	8,894
	Scholastic Corp.	36,967	1,074,631
	Shenandoah Telecommunications Co.	81,706	4,372,088
	Sirius XM Holdings, Inc.	151,402	894,786
#*	Snap, Inc., Class A	80,581	1,419,031
	Spok Holdings, Inc.	19,425	199,300
*	Take-Two Interactive Software, Inc.	42,835	5,185,177
*	TechTarget, Inc.	23,010	536,593
	TEGNA, Inc.	271,455	2,909,998
	Telephone and Data Systems, Inc.	119,820	2,350,868
*	T-Mobile US, Inc.	145,299	12,757,252
	Townsquare Media, Inc., Class A	6,660	32,634

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo	9,333	$51,985
#	Tribune Publishing Co.	38,843	332,885
	TripAdvisor, Inc.	61,043	1,219,029
#*	TrueCar Inc.	107,778	275,912
*	Twitter, Inc.	137,314	3,938,166
*	United States Cellular Corp.	22,805	725,883
*	Urban One, Inc.	8,201	6,954
	Verizon Communications, Inc.	1,431,638	82,247,603
#	ViacomCBS, Inc., Class A	9,032	177,298
	ViacomCBS, Inc., Class B	286,397	4,943,212
*	Vonage Holdings Corp.	203,929	1,704,846
	Walt Disney Co. (The)	279,758	30,255,828
#	World Wrestling Entertainment, Inc., Class A	32,279	1,435,447
*	Yelp, Inc.	31,816	711,088
#*	Zedge, Inc., Class B	8,851	9,913
*	Zillow Group, Inc., Class A	33,294	1,449,621
#*	Zillow Group, Inc., Class C	67,984	2,988,577
*	Zynga, Inc., Class A	715,494	5,394,825

TOTAL COMMUNICATION SERVICES			646,358,516

CONSUMER DISCRETIONARY — (11.2%)
*	1-800-Flowers.com, Inc., Class A	39,679	761,440
	Aaron’s, Inc.	73,126	2,333,451
	Abercrombie & Fitch Co., Class A	70,398	744,811
	Acushnet Holdings Corp.	70,854	1,941,400
*	Adient P.L.C.	105,228	1,576,315
*	Adtalem Global Education, Inc.	59,364	1,885,994
	Advance Auto Parts, Inc.	24,628	2,977,771
*	Amazon.com, Inc.	78,628	194,525,672
	AMCON Distributing Co.	116	7,576
#*	American Axle & Manufacturing Holdings, Inc.	131,850	569,592
	American Eagle Outfitters, Inc.	186,291	1,481,013
*	American Outdoor Brands Corp.	61,801	584,946
*	American Public Education, Inc.	17,018	438,554
*	America’s Car-Mart, Inc.	9,076	598,562
	Aptiv P.L.C.	143,501	9,980,495
	Aramark	172,862	4,720,861
	Ark Restaurants Corp.	2,015	23,878
#*	Asbury Automotive Group, Inc.	23,496	1,585,980
#*	At Home Group, Inc.	31,738	74,584
	Autoliv, Inc.	74,686	4,482,654
*	AutoNation, Inc.	100,382	3,738,226
*	AutoZone, Inc.	4,440	4,530,221
*	Barnes & Noble Education, Inc.	47,536	85,089
	Bassett Furniture Industries, Inc.	6,115	41,827
*	BBQ Holdings, Inc.	5,581	15,041
	BBX Capital Corp.	27,709	58,743
*	Beazer Homes USA, Inc.	35,211	247,885
#	Bed Bath & Beyond, Inc.	142,052	879,302
	Best Buy Co., Inc.	256,123	19,652,318
#	Big 5 Sporting Goods Corp.	20,304	27,816
	Big Lots, Inc.	44,501	1,043,548
*	Biglari Holdings, Inc., Class A	117	41,535
*	Biglari Holdings, Inc., Class B	1,670	116,883
	BJ’s Restaurants, Inc.	22,963	501,971
	Bloomin’ Brands, Inc.	96,966	1,168,440
*	Booking Holdings, Inc.	11,405	16,885,901
#*	Boot Barn Holdings, Inc.	32,279	595,870
	BorgWarner, Inc.	147,289	4,208,047

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bowl America, Inc., Class A	1,280	$12,800
	Boyd Gaming Corp.	22,632	377,728
*	Bright Horizons Family Solutions, Inc.	35,847	4,174,383
#	Brinker International, Inc.	27,220	633,682
	Brunswick Corp.	88,416	4,219,212
#	Buckle, Inc. (The)	54,098	828,240
#*	Build-A-Bear Workshop, Inc.	11,684	29,677
*	Burlington Stores, Inc.	29,056	5,308,241
#*	Caesars Entertainment Corp.	333,447	3,221,098
	Caleres, Inc.	48,419	392,678
	Callaway Golf Co.	109,918	1,574,026
	Canterbury Park Holding Corp.	200	1,996
*	Capri Holdings, Ltd.	131,641	2,007,525
#*	CarMax, Inc.	88,512	6,518,909
#	Carnival Corp.	154,701	2,459,746
	Carriage Services, Inc.	20,052	301,181
#*	Carrols Restaurant Group, Inc.	55,542	202,728
	Carter’s, Inc.	37,541	2,935,706
#*	Carvana Co.	3,633	291,040
	Cato Corp. (The), Class A	21,972	247,405
*	Cavco Industries, Inc.	8,548	1,322,205
*	Century Casinos, Inc.	3,288	14,911
*	Century Communities, Inc.	35,383	757,904
#	Cheesecake Factory, Inc. (The)	52,283	1,165,388
#*	Chegg, Inc.	16,629	710,890
	Chico’s FAS, Inc.	137,538	206,307
	Children’s Place, Inc. (The)	16,901	499,594
*	Chipotle Mexican Grill, Inc.	7,581	6,660,288
	Choice Hotels International, Inc.	26,042	1,954,452
	Churchill Downs, Inc.	11,091	1,111,540
#*	Chuy’s Holdings, Inc.	19,205	321,876
	Citi Trends, Inc.	13,513	153,508
	Clarus Corp.	29,499	315,049
	Collectors Universe, Inc.	5,144	113,014
#	Columbia Sportswear Co.	53,468	3,897,283
*	Conn’s, Inc.	32,196	217,645
#*	Container Store Group, Inc. (The)	47,455	99,656
	Cooper Tire & Rubber Co.	56,375	1,194,586
*	Cooper-Standard Holdings, Inc.	18,896	242,814
	Core-Mark Holding Co., Inc.	42,370	1,217,714
	Cracker Barrel Old Country Store, Inc.	26,862	2,616,359
*	Crocs, Inc.	61,394	1,488,804
	Culp, Inc.	15,032	106,878
	Dana, Inc.	162,169	1,864,943
	Darden Restaurants, Inc.	75,481	5,569,743
#	Dave & Buster’s Entertainment, Inc.	34,297	502,108
*	DavidsTea, Inc.	1,300	1,157
*	Deckers Outdoor Corp.	32,868	4,889,444
*	Del Taco Restaurants, Inc.	42,325	248,871
#*	Delphi Technologies P.L.C.	83,266	831,827
*	Delta Apparel, Inc.	6,871	88,498
*	Denny’s Corp.	41,073	462,893
	Designer Brands, Inc., Class A	71,820	456,057
*	Destination XL Group, Inc.	51,876	20,112
#	Dick’s Sporting Goods, Inc.	72,849	2,141,032
#	Dillard’s, Inc., Class A	39,857	1,174,984
	Dine Brands Global, Inc.	11,407	506,357
*	Dixie Group, Inc. (The)	7,544	5,884
	Dollar General Corp.	87,084	15,265,825

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dollar Tree, Inc.	118,193	$9,416,436
	Domino’s Pizza, Inc.	19,800	7,166,214
#*	Dorman Products, Inc.	30,226	1,906,656
	DR Horton, Inc.	193,224	9,124,037
#*	Drive Shack, Inc.	36,313	47,933
#*	Duluth Holdings, Inc., Class B	5,670	22,737
	Dunkin’ Brands Group, Inc.	42,812	2,690,306
	eBay, Inc.	248,489	9,897,317
	Educational Development Corp.	2,000	10,000
#*	El Pollo Loco Holdings, Inc.	39,367	481,458
#*	Eldorado Resorts, Inc.	24,198	518,805
*	Emerson Radio Corp.	11,467	8,600
	Escalade, Inc.	11,525	98,539
	Ethan Allen Interiors, Inc.	30,368	343,462
*	Etsy, Inc.	29,729	1,928,520
*	Everi Holdings, Inc.	19,215	95,114
	Expedia Group, Inc.	57,129	4,055,016
#*	Express, Inc.	75,415	156,109
	Extended Stay America, Inc.	198,863	2,161,641
#*	Fiesta Restaurant Group, Inc.	25,982	189,019
*	Five Below, Inc.	37,623	3,392,090
	Flexsteel Industries, Inc.	6,129	58,838
	Foot Locker, Inc.	98,355	2,520,839
	Ford Motor Co.	1,668,037	8,490,308
#*	Fossil Group, Inc.	33,192	131,440
*	Fox Factory Holding Corp.	47,362	2,415,936
*	frontdoor, Inc.	50,212	1,943,707
*	Full House Resorts, Inc.	6,121	9,426
#*	Funko, Inc., Class A	26,688	114,225
#	Gap, Inc. (The)	256,746	2,084,778
	Garmin, Ltd.	60,621	4,920,000
*	Garrett Motion, Inc.	13,399	73,025
	General Motors Co.	429,877	9,581,958
*	Genesco, Inc.	16,493	312,212
	Gentex Corp.	313,552	7,600,500
*	Gentherm, Inc.	38,145	1,428,149
	Genuine Parts Co.	73,397	5,818,914
*	G-III Apparel Group, Ltd.	56,126	635,908
	Goodyear Tire & Rubber Co. (The)	221,456	1,587,840
#*	GoPro, Inc., Class A	15,672	55,165
	Graham Holdings Co., Class B	4,575	1,784,296
*	Grand Canyon Education, Inc.	43,026	3,701,097
*	Green Brick Partners, Inc.	5,961	53,113
	Group 1 Automotive, Inc.	20,614	1,166,546
#*	Groupon, Inc.	270,882	330,476
#*	GrubHub, Inc.	46,987	2,245,509
	Guess?, Inc.	76,328	713,667
	H&R Block, Inc.	89,975	1,498,084
	Hamilton Beach Brands Holding Co., Class A	12,308	162,343
#	Hanesbrands, Inc.	278,947	2,772,733
#	Harley-Davidson, Inc.	160,063	3,494,175
	Hasbro, Inc.	27,573	1,991,046
	Haverty Furniture Cos., Inc.	19,590	265,053
	Haverty Furniture Cos., Inc., Class A	717	9,439
*	Helen of Troy, Ltd.	27,618	4,537,085
#*	Hibbett Sports, Inc.	19,448	300,083
*	Hilton Grand Vacations, Inc.	77,254	1,591,432
	Hilton Worldwide Holdings, Inc.	75,224	5,695,209
	Home Depot, Inc. (The)	122,083	26,837,506

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furniture Corp.	13,297	$199,322
#*	Horizon Global Corp.	26,445	50,246
*	Houghton Mifflin Harcourt Co.	128,809	206,094
*	Hudson, Ltd., Class A	40,042	196,206
	Hyatt Hotels Corp., Class A	26,807	1,508,162
*	Installed Building Products, Inc.	27,223	1,342,366
#	International Game Technology P.L.C.	48,760	367,650
#*	iRobot Corp.	26,507	1,615,867
*	J Alexander’s Holdings, Inc.	10,076	53,302
#*	J. Jill, Inc.	24,060	10,957
	Jack in the Box, Inc.	24,776	1,493,993
	Johnson Outdoors, Inc., Class A	8,983	614,078
*	K12, Inc.	47,453	1,077,658
	KB Home	49,212	1,291,323
	Kohl’s Corp.	153,238	2,828,773
*	Kontoor Brands, Inc.	7,637	148,234
	L Brands, Inc.	83,624	994,289
*	Lakeland Industries, Inc.	3,363	45,804
#*	Lands’ End, Inc.	35,605	302,999
	Las Vegas Sands Corp.	97,153	4,665,287
*	Laureate Education, Inc., Class A	6,180	58,525
	La-Z-Boy, Inc.	51,644	1,211,052
	LCI Industries	29,143	2,527,281
#*	Leaf Group, Ltd.	27,296	39,579
	Lear Corp.	56,080	5,476,212
	Leggett & Platt, Inc.	96,376	3,385,689
	Lennar Corp., Class A	129,730	6,495,581
	Lennar Corp., Class B	14,378	548,521
#*	LGI Homes, Inc.	26,671	1,615,729
	Lifetime Brands, Inc.	16,644	94,871
*	Lindblad Expeditions Holdings, Inc.	4,692	31,343
#*	Liquidity Services, Inc.	28,323	141,615
	Lithia Motors, Inc., Class A	25,926	2,866,379
*	LKQ Corp.	164,429	4,299,818
	Lowe’s Cos., Inc.	216,161	22,642,865
*	Luby’s, Inc.	17,827	14,975
*	Lululemon Athletica, Inc.	33,668	7,524,125
#*	Lumber Liquidators Holdings, Inc.	26,295	185,380
*	M/I Homes, Inc.	25,779	656,333
#	Macy’s, Inc.	263,458	1,543,864
*	Malibu Boats, Inc., Class A	22,934	788,471
	Marine Products Corp.	10,739	104,383
*	MarineMax, Inc.	27,533	396,751
#	Marriott International, Inc., Class A	67,902	6,175,008
	Marriott Vacations Worldwide Corp.	41,909	3,478,447
*	MasterCraft Boat Holdings, Inc.	23,269	243,161
#*	Mattel, Inc.	87,403	762,154
	McDonald’s Corp.	102,238	19,175,759
	MDC Holdings, Inc.	70,739	2,069,116
»	Media General, Inc.	38,671	3,654
*	Meritage Homes Corp.	41,802	2,197,113
	MGM Resorts International	191,385	3,221,010
#*	Michaels Cos., Inc. (The)	27,245	82,825
*	Modine Manufacturing Co.	57,001	263,915
*	Mohawk Industries, Inc.	36,427	3,195,376
*	Monarch Casino & Resort, Inc.	1,439	47,976
#	Monro, Inc.	32,253	1,789,719
#*	Motorcar Parts of America, Inc.	21,278	302,786
	Movado Group, Inc.	18,416	189,869

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Murphy USA, Inc.	51,055	$5,452,674
	Nathan’s Famous, Inc.	4,377	246,294
*	National Vision Holdings, Inc.	74,988	1,987,182
*	Nautilus, Inc.	30,375	197,134
*	New Home Co., Inc. (The)	11,494	26,206
	Newell Brands, Inc.	246,142	3,416,451
	NIKE, Inc., Class B	250,218	21,814,005
	Nobility Homes, Inc.	1,152	24,192
#	Nordstrom, Inc.	107,537	2,019,545
#*	Norwegian Cruise Line Holdings, Ltd.	88,068	1,444,315
*	NVR, Inc.	2,379	7,374,900
	Office Depot, Inc.	371,164	823,984
#*	Ollie’s Bargain Outlet Holdings, Inc.	34,873	2,368,225
*	O’Reilly Automotive, Inc.	30,530	11,794,960
	Oxford Industries, Inc.	19,815	830,645
	Papa John’s International, Inc.	28,426	2,044,398
#*	Party City Holdco, Inc.	49,432	37,494
#*	Penn National Gaming, Inc.	54,592	972,829
	Penske Automotive Group, Inc.	91,715	3,299,906
*	Perdoceo Education Corp.	93,246	1,212,198
#	PetMed Express, Inc.	22,786	901,642
*	Planet Fitness, Inc., Class A	61,837	3,730,626
*	Playa Hotels & Resorts NV	34,338	84,815
*	PlayAGS, Inc.	9,406	41,292
	Polaris, Inc.	48,416	3,434,147
	Pool Corp.	26,696	5,650,475
*	Potbelly Corp.	22,742	78,460
	PulteGroup, Inc.	222,118	6,279,276
	PVH Corp.	51,995	2,559,714
*	Quotient Technology Inc.	79,568	571,298
*	Qurate Retail, Inc.	297,097	2,393,116
	Ralph Lauren Corp.	23,371	1,724,312
	RCI Hospitality Holdings, Inc.	12,873	161,299
#*	Red Lion Hotels Corp.	20,113	32,382
#*	Red Robin Gourmet Burgers, Inc.	14,490	211,989
	Red Rock Resorts, Inc., Class A	57,785	633,324
#*	Regis Corp.	55,466	688,888
	Rent-A-Center, Inc.	62,073	1,235,563
*	RH	13,143	1,889,701
	Rocky Brands, Inc.	6,987	149,871
	Ross Stores, Inc.	102,929	9,403,593
	Royal Caribbean Cruises, Ltd.	94,154	4,403,583
*	RTW RetailWinds, Inc.	82,882	25,851
*	Rubicon Project, Inc. (The)	69,239	496,444
	Ruth’s Hospitality Group, Inc.	33,216	373,846
*	Sally Beauty Holdings, Inc.	79,829	775,140
#*	Scientific Games Corp., Class A	41,282	520,566
#*	SeaWorld Entertainment, Inc.	88,324	1,297,480
*	Select Interior Concepts, Inc., Class A	19,070	61,024
	Service Corp. International	146,578	5,385,276
*	ServiceMaster Global Holdings, Inc.	100,425	3,419,471
*	Shake Shack, Inc., Class A	17,980	980,090
*	Shiloh Industries, Inc.	21,461	23,822
	Shoe Carnival, Inc.	15,924	376,125
	Shutterstock, Inc.	24,772	941,336
#	Signet Jewelers, Ltd.	58,728	590,804
	Six Flags Entertainment Corp.	42,394	848,304
*	Skechers U.S.A., Inc., Class A	110,656	3,118,286
*	Skyline Champion Corp.	52,978	1,044,196

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sleep Number Corp.	33,780	$1,010,022
	Sonic Automotive, Inc., Class A	34,417	737,556
*	Sonos, Inc.	20,756	212,126
#*	Sportsman’s Warehouse Holdings, Inc.	51,045	365,482
*	Stamps.com, Inc.	17,562	2,779,538
	Standard Motor Products, Inc.	22,348	909,340
	Starbucks Corp.	169,003	12,967,600
	Steven Madden, Ltd.	90,467	2,268,008
*	Stoneridge, Inc.	49,402	989,522
	Strategic Education, Inc.	22,913	3,650,041
	Strattec Security Corp.	3,827	62,380
	Superior Group of Cos, Inc.	13,632	118,871
	Superior Industries International, Inc.	26,113	36,819
#	Tailored Brands, Inc.	35,252	58,518
*	Tandy Leather Factory, Inc.	9,590	38,072
	Tapestry, Inc.	154,923	2,305,254
	Target Corp.	210,806	23,133,850
*	Taylor Morrison Home Corp.	145,393	2,115,468
*	Tempur Sealy International, Inc.	48,541	2,609,079
#	Tenneco, Inc., Class A	64,491	334,708
*	Tesla, Inc.	7,091	5,544,311
	Texas Roadhouse, Inc.	63,815	3,005,048
	Thor Industries, Inc.	36,631	2,424,972
	Tiffany & Co.	61,664	7,800,496
	Tilly’s, Inc., Class A	20,768	122,324
	TJX Cos., Inc. (The)	311,709	15,289,326
	Toll Brothers, Inc.	117,304	2,817,642
*	TopBuild Corp.	38,827	3,618,288
#*	Town Sports International Holdings, Inc.	14,917	8,895
	Tractor Supply Co.	66,001	6,694,481
*	TravelCenters of America, Inc.	5,314	58,507
*	TRI Pointe Group, Inc.	148,256	1,701,979
#*	Tuesday Morning Corp.	29,673	21,513
*	Ulta Beauty, Inc.	32,508	7,084,143
#*	Under Armour, Inc., Class A	61,354	639,309
*	Under Armour, Inc., Class C	104,748	971,014
*	Unifi, Inc.	19,408	200,873
*	Unique Fabricating, Inc.	1,260	4,095
*	Universal Electronics, Inc.	13,600	561,408
*	Universal Technical Institute, Inc.	18,857	121,251
*	Urban Outfitters, Inc.	109,921	1,906,030
	Vail Resorts, Inc.	26,307	4,498,497
#*	Veoneer, Inc.	32,952	322,271
*	Vera Bradley, Inc.	37,996	209,358
	VF Corp.	99,123	5,759,046
*	Vince Holding Corp.	1,616	9,648
*	Vista Outdoor, Inc.	58,666	593,700
#*	Visteon Corp.	31,435	1,895,530
*	VOXX International Corp.	14,866	70,465
#*	Wayfair, Inc., Class A	15,225	1,888,509
	Wendy’s Co. (The)	279,792	5,556,669
	Weyco Group, Inc.	8,909	169,538
#	Whirlpool Corp.	45,565	5,091,433
	Williams-Sonoma, Inc.	86,541	5,351,695
	Wingstop, Inc.	20,623	2,418,459
	Winmark Corp.	2,732	409,800
	Winnebago Industries, Inc.	37,749	1,674,923
	Wolverine World Wide, Inc.	91,834	1,881,679
*	WW International, Inc	33,086	844,024

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wyndham Destinations, Inc.	48,100	$1,229,917
	Wyndham Hotels & Resorts, Inc.	74,421	2,806,416
	Wynn Resorts, Ltd.	63,293	5,413,450
#*	YETI Holdings, Inc.	5,350	147,713
	Yum! Brands, Inc.	33,855	2,926,088
#*	ZAGG, Inc.	31,708	104,636
*	Zovio, Inc.	37,561	68,361
*	Zumiez, Inc.	30,009	634,390

TOTAL CONSUMER DISCRETIONARY			971,991,860

CONSUMER STAPLES — (6.2%)
	Alico, Inc.	7,482	219,297
	Altria Group, Inc.	523,929	20,564,213
	Andersons, Inc. (The)	36,535	619,999
	Archer-Daniels-Midland Co.	214,400	7,962,816
#	B&G Foods, Inc.	71,852	1,395,366
#*	BJ’s Wholesale Club Holdings, Inc.	70,960	1,866,958
#*	Boston Beer Co., Inc. (The), Class A	8,799	4,104,821
*	Bridgford Foods Corp.	2,509	45,714
	Brown-Forman Corp., Class A	12,986	736,566
	Brown-Forman Corp., Class B	108,606	6,755,293
	Bunge, Ltd.	99,617	3,951,806
	Calavo Growers, Inc.	17,713	1,027,354
	Cal-Maine Foods, Inc.	42,534	1,765,586
	Campbell Soup Co.	124,514	6,223,210
	Casey’s General Stores, Inc.	46,673	7,066,759
*	Central Garden & Pet Co.	13,355	439,914
*	Central Garden & Pet Co., Class A	49,190	1,495,868
*	Chefs’ Warehouse, Inc. (The)	28,528	401,674
	Church & Dwight Co., Inc.	73,376	5,135,586
	Clorox Co. (The)	47,674	8,888,341
	Coca-Cola Co. (The)	900,750	41,335,418
	Coca-Cola Consolidated, Inc.	9,711	2,286,649
	Colgate-Palmolive Co.	97,408	6,844,860
	Conagra Brands, Inc.	170,532	5,702,590
	Constellation Brands, Inc., Class A	54,607	8,993,227
	Constellation Brands, Inc., Class B	1,902	300,202
	Costco Wholesale Corp.	80,474	24,383,622
	Coty, Inc., Class A	402,862	2,195,598
#*	Craft Brew Alliance, Inc.	20,621	311,377
*	Darling Ingredients, Inc.	160,581	3,306,363
*	Dean Foods Co.	87,239	6,892
*	Edgewell Personal Care Co.	61,865	1,708,093
*	elf Beauty Inc.	43,720	571,420
	Energizer Holdings, Inc.	14,447	562,855
	Estee Lauder Cos., Inc. (The), Class A	53,060	9,359,784
*	Farmer Bros Co.	16,955	156,664
	Flowers Foods, Inc.	238,838	5,321,311
	Fresh Del Monte Produce, Inc.	53,816	1,534,294
*	Freshpet Inc.	1,386	104,518
	General Mills, Inc.	172,543	10,333,600
#*	Hain Celestial Group, Inc. (The)	65,904	1,702,959
*	Herbalife Nutrition, Ltd.	69,394	2,591,866
	Hershey Co. (The)	48,382	6,407,228
#	Hormel Foods Corp.	155,518	7,286,018
*	Hostess Brands, Inc.	140,301	1,686,418
	Ingles Markets, Inc., Class A	16,505	673,899
	Ingredion, Inc.	60,426	4,906,591
	Inter Parfums, Inc.	29,381	1,313,037

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	19,034	$2,417,889
	JM Smucker Co. (The)	46,413	5,333,318
	John B. Sanfilippo & Son, Inc.	10,470	859,901
	Kellogg Co.	136,709	8,954,440
#	Keurig Dr Pepper, Inc.	62,606	1,656,555
	Kimberly-Clark Corp.	36,348	5,033,471
	Kraft Heinz Co. (The)	107,634	3,264,539
	Kroger Co. (The)	497,869	15,737,639
	Lamb Weston Holdings, Inc.	40,621	2,492,505
	Lancaster Colony Corp.	20,755	2,794,246
#*	Landec Corp.	30,527	340,376
*	Lifeway Foods, Inc.	2,867	7,598
	Limoneira Co.	18,068	241,208
	Mannatech, Inc.	600	6,450
	McCormick & Co., Inc.	1,509	236,264
	McCormick & Co., Inc. Non-Voting	54,096	8,484,417
#	Medifast, Inc.	20,268	1,537,936
	MGP Ingredients, Inc.	19,130	721,775
	Molson Coors Beverage Co., Class B	72,844	2,987,332
	Molson Coors Brewing Co., Class A	266	16,166
	Mondelez International, Inc., Class A	214,160	11,016,390
*	Monster Beverage Corp.	81,819	5,057,232
#*	National Beverage Corp.	25,483	1,280,011
*	Natura & Co. Holding SA, ADR	93,252	1,213,209
*	Natural Alternatives International, Inc.	5,470	37,743
	Natural Grocers by Vitamin Cottage, Inc.	25,231	284,353
*	Nature’s Sunshine Products, Inc.	13,753	121,026
	Nu Skin Enterprises, Inc., Class A	62,319	1,820,338
	Oil-Dri Corp. of America	5,619	210,094
	PepsiCo, Inc.	354,730	46,927,232
*	Performance Food Group Co.	111,730	3,279,276
	Philip Morris International, Inc.	124,624	9,296,950
*	Pilgrim’s Pride Corp.	104,657	2,302,454
*	Post Holdings, Inc.	82,356	7,564,399
	PriceSmart, Inc.	28,620	1,818,515
	Procter & Gamble Co. (The)	458,732	54,070,741
#*	Pyxus International, Inc.	4,613	12,086
#*	Revlon, Inc., Class A	17,317	230,662
*	Rite Aid Corp.	13,790	197,611
	Rocky Mountain Chocolate Factory, Inc.	4,490	20,789
*	S&W Seed Co.	5,318	10,317
	Sanderson Farms, Inc.	25,997	3,539,232
	Seaboard Corp.	346	1,041,841
*	Seneca Foods Corp., Class A	8,682	312,378
*	Seneca Foods Corp., Class B	283	10,757
*	Simply Good Foods Co. (The)	73,375	1,383,119
	SpartanNash Co.	40,427	693,323
	Spectrum Brands Holdings, Inc.	51,489	2,217,116
*	Sprouts Farmers Market, Inc.	130,962	2,721,390
	Sysco Corp.	115,657	6,508,019
#	Tootsie Roll Industries, Inc.	32,399	1,138,177
*	TreeHouse Foods, Inc.	63,122	3,265,301
	Turning Point Brands, Inc.	7,399	172,397
	Tyson Foods, Inc., Class A	142,930	8,888,817
*	United Natural Foods, Inc.	34,382	365,824
	United-Guardian, Inc.	1,431	20,821
	Universal Corp.	27,678	1,338,785
*	US Foods Holding Corp.	177,055	3,806,683
#*	USANA Health Sciences, Inc.	25,057	2,235,586

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Vector Group, Ltd.	101,777	$1,089,014
	Village Super Market, Inc., Class A	9,492	228,093
	Walgreens Boots Alliance, Inc.	175,996	7,618,867
	Walmart, Inc.	373,710	45,424,450
	WD-40 Co.	13,211	2,302,413
	Weis Markets, Inc.	30,378	1,519,811
#*	Youngevity International, Inc.	4,425	7,301

TOTAL CONSUMER STAPLES			540,299,462

ENERGY — (3.1%)
	Adams Resources & Energy, Inc.	3,585	100,147
	Amplify Energy Corp.	33,963	44,831
#*	Antero Resources Corp.	20,202	60,202
	Apache Corp.	249,171	3,259,157
#*	Apergy Corp.	78,196	720,185
	Arch Coal, Inc., Class A	17,608	513,977
	Archrock, Inc.	177,763	855,040
	Ardmore Shipping Corp.	37,132	244,329
*	Aspen Aerogels, Inc.	14,618	81,861
	Baker Hughes Co.	165,915	2,314,514
	Berry Corp.	43,378	148,787
*	Bonanza Creek Energy, Inc.	24,474	427,316
	Cabot Oil & Gas Corp.	199,517	4,313,558
	Cactus, Inc., Class A	25,000	444,500
#*	California Resources Corp.	14,239	39,869
#*	Callon Petroleum Co.	422,902	397,401
#*	Centennial Resource Development, Inc., Class A	72,137	85,122
*	Cheniere Energy, Inc.	54,829	2,559,966
	Chevron Corp.	497,377	45,758,684
	Cimarex Energy Co.	84,699	2,153,049
*	Clean Energy Fuels Corp.	168,855	363,883
*	CNX Resources Corp.	209,396	2,219,598
	Concho Resources, Inc.	74,043	4,199,719
	ConocoPhillips	355,296	14,957,962
#*	CONSOL Energy, Inc.	27,644	209,818
#*	Contango Oil & Gas Co.	83,866	171,087
#	Continental Resources, Inc.	90,091	1,476,591
	Core Laboratories NV	23,099	452,971
	CVR Energy, Inc.	90,290	2,153,416
*	Dawson Geophysical Co.	13,952	17,719
#	Delek US Holdings, Inc.	82,364	1,923,199
#*	Denbury Resources, Inc.	368,824	131,117
	Devon Energy Corp.	248,458	3,098,271
	DHT Holdings, Inc.	160,576	1,165,782
#*	Diamond Offshore Drilling, Inc.	74,568	17,516
	Diamondback Energy, Inc.	26,883	1,170,486
	DMC Global, Inc.	14,992	386,944
*	Dorian LPG, Ltd.	58,481	554,985
#*	Dril-Quip, Inc.	40,242	1,333,217
#*	Earthstone Energy, Inc., Class A	22,715	52,472
	EnLink Midstream LLC	131,950	292,929
	EOG Resources, Inc.	192,042	9,123,915
*	Epsilon Energy, Ltd.	1,800	5,274
	EQT Corp.	68,493	999,313
#	Equitrans Midstream Corp.	76,566	641,623
*	Era Group, Inc.	23,908	122,409
	Evolution Petroleum Corp.	28,091	83,430
*	Exterran Corp.	39,972	271,810
	Exxon Mobil Corp.	814,203	37,836,013

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Forum Energy Technologies, Inc.	62,246	$26,766
*	Frank’s International NV	236,070	573,650
#	GasLog, Ltd.	68,846	318,069
*	Geospace Technologies Corp.	10,570	65,640
#*	Goodrich Petroleum Corp.	6,434	54,753
#	Green Plains, Inc.	39,424	231,419
*	Gulf Island Fabrication, Inc.	11,124	33,594
#*	Gulfport Energy Corp.	17,548	44,835
	Hallador Energy Co.	36,539	27,832
	Halliburton Co.	369,079	3,875,329
*	Helix Energy Solutions Group, Inc.	182,876	464,505
	Helmerich & Payne, Inc.	63,099	1,247,467
	Hess Corp.	101,308	4,927,621
#*	HighPoint Resources Corp.	137,787	45,690
	HollyFrontier Corp.	130,068	4,297,447
#*	Independence Contract Drilling, Inc.	1,854	14,443
	International Seaways, Inc.	32,786	793,421
	Kinder Morgan, Inc.	396,005	6,031,156
#*	KLX Energy Services Holdings, Inc.	11,045	14,358
	Kosmos Energy, Ltd.	268,435	442,918
#*	Laredo Petroleum, Inc.	246,307	268,475
#	Liberty Oilfield Services, Inc., Class A	78,399	370,043
*	Lonestar Resources US, Inc., Class A	16,469	12,459
#	Mammoth Energy Services, Inc.	18,125	15,225
	Marathon Oil Corp.	478,231	2,926,774
	Marathon Petroleum Corp.	271,647	8,714,436
#*	Matador Resources Co.	145,384	1,023,503
*	Matrix Service Co.	29,930	312,469
*	Mitcham Industries, Inc.	13,388	12,852
#*	Montage Resources Corp.	20,071	137,085
#	Murphy Oil Corp.	171,842	2,038,046
#	Nabors Industries, Ltd.	7,871	115,936
	NACCO Industries, Inc., Class A	7,344	258,142
	National Oilwell Varco, Inc.	206,144	2,605,660
*	Natural Gas Services Group, Inc.	15,772	100,152
	Navios Maritime Acquisition Corp.	3,300	18,051
*	Newpark Resources, Inc.	122,312	187,137
*	NexTier Oilfield Solutions, Inc.	237,606	551,246
#*	Nine Energy Service, Inc.	2,000	2,900
#*	Noble Corp. P.L.C.	231,691	59,776
	Noble Energy, Inc.	183,759	1,802,676
#	Nordic American Tankers, Ltd.	50,055	301,331
#*	Northern Oil and Gas, Inc.	289,951	242,747
#*	Oasis Petroleum, Inc.	267,696	188,431
	Occidental Petroleum Corp.	303,444	5,037,170
*	Oceaneering International, Inc.	109,129	560,923
*	Oil States International, Inc.	66,759	229,651
	ONEOK, Inc.	153,700	4,600,241
*	Overseas Shipholding Group, Inc., Class A	57,379	143,447
#*	Pacific Ethanol, Inc.	27,323	9,672
	Panhandle Oil and Gas, Inc., Class A	13,067	56,580
*	Par Pacific Holdings, Inc.	51,571	501,270
	Parsley Energy, Inc., Class A	182,042	1,720,297
	Patterson-UTI Energy, Inc.	144,143	531,888
	PBF Energy, Inc., Class A	145,292	1,656,329
#*	PDC Energy, Inc.	116,426	1,512,374
	Peabody Energy Corp.	70,365	238,537
*	Penn Virginia Corp.	14,681	92,343
	Phillips 66	102,695	7,514,193

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Pioneer Natural Resources Co.	58,732	$5,245,355
*	PrimeEnergy Resources Corp.	892	55,732
*	ProPetro Holding Corp.	105,595	447,723
	QEP Resources, Inc.	101,867	100,441
*	Quintana Energy Services, Inc.	9,586	9,203
	Range Resources Corp.	116,132	677,050
#*	Renewable Energy Group, Inc.	59,963	1,487,682
*	REX American Resources Corp.	6,572	390,903
*	RigNet, Inc.	11,561	15,607
#*	Ring Energy, Inc.	35,789	32,257
#	RPC, Inc.	67,733	230,970
*	SandRidge Energy, Inc.	21,082	41,953
	Schlumberger, Ltd.	274,953	4,624,709
	Scorpio Tankers, Inc.	63,430	1,388,483
*	SEACOR Holdings, Inc.	22,640	639,806
*	SEACOR Marine Holdings, Inc.	24,549	76,838
*	Select Energy Services, Inc., Class A	87,669	420,811
#	SFL Corp., Ltd.	120,746	1,363,222
#*	SilverBow Resources, Inc.	5,746	31,086
	SM Energy Co.	131,781	533,713
#*	Smart Sand, Inc.	7,531	6,251
#	Solaris Oilfield Infrastructure, Inc., Class A	33,902	231,890
#*	Southwestern Energy Co.	384,242	1,241,102
*	Talos Energy, Inc.	60,812	692,649
	Targa Resources Corp.	134,808	1,747,112
	TechnipFMC P.L.C.	170,196	1,516,446
#*	Teekay Tankers, Ltd., Class A	28,818	585,294
*	TETRA Technologies, Inc.	122,568	59,605
#*	Tidewater, Inc.	41,994	241,885
#	US Silica Holdings, Inc.	45,226	86,834
*	VAALCO Energy, Inc.	15,230	14,124
#	Valaris P.L.C.	74,393	33,886
	Valero Energy Corp.	170,149	10,778,939
	Williams Cos., Inc. (The)	306,399	5,934,949
	World Fuel Services Corp.	73,380	1,834,500
*	WPX Energy, Inc.	325,429	1,994,880

TOTAL ENERGY			264,971,234

FINANCIALS — (14.1%)
	1st Constitution Bancorp	7,433	94,399
	1st Source Corp.	29,562	1,026,688
	ACNB Corp.	7,164	200,305
	Affiliated Managers Group, Inc.	21,920	1,533,523
	Aflac, Inc.	183,386	6,829,295
	Alleghany Corp.	7,092	3,785,071
	Allegiance Bancshares, Inc.	21,261	533,226
	Allstate Corp. (The)	108,567	11,043,435
	Ally Financial, Inc.	287,405	4,710,568
#*	A-Mark Precious Metals, Inc.	7,393	109,416
*	Ambac Financial Group, Inc.	25,869	444,947
	American Equity Investment Life Holding Co.	102,421	2,152,889
	American Express Co.	272,571	24,872,104
	American Financial Group, Inc.	68,232	4,519,688
	American International Group, Inc.	169,669	4,314,683
	American National Bankshares, Inc.	10,541	281,972
	American National Insurance Co.	17,036	1,371,398
	American River Bankshares	2,071	19,488
	Ameriprise Financial, Inc.	87,443	10,050,698
	Ameris Bancorp	77,789	1,978,174

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	AMERISAFE, Inc.	26,204	$1,668,409
	AmeriServ Financial, Inc.	3,367	10,741
	Ames National Corp.	8,700	184,440
	Aon P.L.C.	49,875	8,611,916
*	Arch Capital Group, Ltd.	171,399	4,118,718
	Ares Management Corp., Class A	32,501	1,090,409
	Argo Group International Holdings, Ltd.	38,705	1,368,609
	Arrow Financial Corp.	16,304	464,664
	Arthur J Gallagher & Co.	56,579	4,441,452
	Artisan Partners Asset Management, Inc., Class A	45,888	1,350,943
	Associated Banc-Corp	148,534	2,100,271
#	Associated Capital Group, Inc., Class A	2,487	95,177
	Assurant, Inc.	58,469	6,211,747
	Assured Guaranty, Ltd.	113,147	3,363,860
*	Asta Funding, Inc.	736	8,530
*	Athene Holding, Ltd., Class A	55,011	1,485,297
*	Atlantic Capital Bancshares, Inc.	25,662	322,058
	Atlantic Union Bankshares Corp.	88,874	2,121,422
*	Atlanticus Holdings Corp.	11,295	181,850
	Auburn National BanCorp, Inc.	2,087	90,117
	Axis Capital Holdings, Ltd.	62,829	2,299,541
*	Axos Financial, Inc.	69,729	1,607,253
	Banc of California, Inc.	56,566	589,418
	BancFirst Corp.	32,722	1,260,124
*	Bancorp, Inc. (The)	71,775	500,272
	BancorpSouth Bank	116,483	2,549,813
	Bank of America Corp.	1,804,342	43,394,425
	Bank of Commerce Holdings	14,664	112,766
#	Bank of Hawaii Corp.	37,188	2,535,478
	Bank of Marin Bancorp	14,420	475,283
	Bank of New York Mellon Corp. (The)	180,143	6,762,568
	Bank of NT Butterfield & Son, Ltd. (The)	64,374	1,416,872
	Bank of Princeton (The)	4,409	92,589
	Bank of South Carolina Corp.	800	13,240
	Bank OZK	89,116	2,015,804
	BankFinancial Corp.	20,625	170,569
	BankUnited, Inc.	101,580	2,012,300
	Bankwell Financial Group, Inc.	5,396	82,289
	Banner Corp.	38,940	1,496,464
	Bar Harbor Bankshares	13,636	250,630
*	Baycom Corp.	5,183	63,906
	BCB Bancorp, Inc.	12,179	123,251
*	Berkshire Hathaway, Inc., Class B	371,483	69,601,055
	Berkshire Hills Bancorp, Inc.	57,973	987,860
	BGC Partners, Inc., Class A	296,735	918,395
	BlackRock, Inc.	18,727	9,401,703
	Blackstone Group, Inc. (The), Class A	36,375	1,900,230
*	Blucora, Inc.	52,563	739,561
#	BOK Financial Corp.	46,270	2,396,323
	Boston Private Financial Holdings, Inc.	96,824	735,862
	Bridge Bancorp, Inc.	21,363	442,000
*	Bridgewater Bancshares, Inc.	17,270	174,945
*	Brighthouse Financial, Inc.	42,882	1,102,496
*	BrightSphere Investment Group P.L.C.	79,245	587,205
	Brookline Bancorp, Inc.	89,492	913,713
	Brown & Brown, Inc.	157,334	5,649,864
	Bryn Mawr Bank Corp.	24,048	700,158
	Business First Bancshares, Inc.	1,176	16,440
	Byline Bancorp, Inc.	5,242	64,581

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	C&F Financial Corp.	2,604	$92,598
	Cadence BanCorp	141,156	934,453
»	Calamos Asset Management, Inc., Class A	9,339	0
	Cambridge Bancorp	1,660	92,595
	Camden National Corp.	17,615	576,891
*	Cannae Holdings, Inc.	90,690	2,861,270
	Capital City Bank Group, Inc.	16,503	363,726
	Capital One Financial Corp.	125,997	8,159,566
	Capitol Federal Financial, Inc.	178,198	2,136,594
	Capstar Financial Holdings, Inc.	15,450	176,285
	Carolina Financial Corp.	26,126	883,843
	Cathay General Bancorp	84,165	2,349,887
	Cboe Global Markets, Inc.	19,753	1,963,053
	CBTX, Inc.	15,979	288,581
	CCUR Holdings, Inc.	5,474	19,022
	CenterState Bank Corp.	123,887	2,154,395
	Central Pacific Financial Corp.	41,241	721,305
	Central Valley Community Bancorp	9,445	138,180
	Century Bancorp, Inc., Class A	4,330	323,408
	Charles Schwab Corp. (The)	319,707	12,059,348
	Chemung Financial Corp.	3,869	94,791
	Chubb, Ltd.	87,787	9,481,874
	Cincinnati Financial Corp.	73,427	4,831,497
	CIT Group, Inc.	74,984	1,423,196
	Citigroup, Inc.	426,981	20,734,197
	Citizens & Northern Corp.	9,655	172,631
	Citizens Community Bancorp, Inc.	5,226	40,240
	Citizens Financial Group, Inc.	164,685	3,687,297
	Citizens Holding Co.	2,051	41,635
#*	Citizens, Inc.	28,479	158,343
	City Holding Co.	18,549	1,253,727
	Civista Bancshares, Inc.	14,290	219,066
	CME Group, Inc.	53,928	9,610,509
	CNA Financial Corp.	41,084	1,297,433
	CNB Financial Corp.	15,464	274,331
	CNO Financial Group, Inc.	150,916	2,121,879
*	Coastal Financial Corp.	4,886	64,153
	Codorus Valley Bancorp, Inc.	7,482	105,122
	Cohen & Steers, Inc.	52,247	3,016,742
	Colony Bankcorp, Inc.	5,329	67,145
#	Columbia Banking System, Inc.	80,383	2,169,537
*	Columbia Financial, Inc.	28,462	402,880
	Comerica, Inc.	81,765	2,850,328
#	Commerce Bancshares, Inc.	111,739	6,837,309
	Commercial National Financial Corp.	923	15,599
#	Community Bank System, Inc.	60,816	3,800,392
	Community Bankers Trust Corp.	19,082	106,668
	Community Financial Corp. (The)	4,091	94,911
*	Community First Bancshares, Inc.	927	6,647
	Community Trust Bancorp, Inc.	20,692	701,459
	Community West Bancshares	4,200	29,022
	ConnectOne Bancorp, Inc.	46,164	689,690
*	Consumer Portfolio Services, Inc.	34,102	100,942
	County Bancorp, Inc.	4,577	89,252
	Cowen, Inc., Class A	22,872	250,448
	Crawford & Co., Class A	32,830	233,750
	Crawford & Co., Class B	20,524	135,458
#*	Credit Acceptance Corp.	19,651	6,122,662
#	Cullen/Frost Bankers, Inc.	46,527	3,343,430

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	35,207	$449,241
	CVB Financial Corp.	136,289	2,832,767
	Diamond Hill Investment Group, Inc.	3,690	404,276
	Dime Community Bancshares, Inc.	40,009	657,348
	Discover Financial Services	156,725	6,734,473
	Donegal Group, Inc., Class A	26,556	380,282
	Donegal Group, Inc., Class B	1,947	26,187
*	Donnelley Financial Solutions, Inc.	39,944	290,792
	E*TRADE Financial Corp.	163,776	6,650,943
#	Eagle Bancorp Montana, Inc.	4,900	85,260
	Eagle Bancorp, Inc.	36,809	1,291,260
	East West Bancorp, Inc.	118,983	4,172,734
	Eaton Vance Corp.	93,873	3,445,139
*	eHealth, Inc.	20,127	2,147,551
*	Elevate Credit, Inc.	26,246	49,080
	Emclaire Financial Corp.	300	6,600
	Employers Holdings, Inc.	41,844	1,270,802
#*	Encore Capital Group, Inc.	34,889	906,416
*	Enova International, Inc.	37,908	608,044
*	Enstar Group, Ltd.	12,513	1,809,630
	Enterprise Bancorp, Inc.	7,524	181,705
	Enterprise Financial Services Corp.	30,672	942,857
	Equitable Holdings, Inc.	13,260	242,923
*	Equity Bancshares, Inc., Class A	16,693	312,827
	Erie Indemnity Co., Class A	25,342	4,512,397
*	Esquire Financial Holdings, Inc.	4,767	78,274
	ESSA Bancorp, Inc.	7,776	93,312
	Essent Group, Ltd.	62,643	1,711,407
	Evans Bancorp, Inc.	4,016	111,524
	Evercore, Inc., Class A	45,505	2,348,058
	Everest Re Group, Ltd.	19,573	3,388,674
*	EZCORP, Inc., Class A	61,225	342,860
#	FactSet Research Systems, Inc.	23,188	6,376,700
	Farmers & Merchants Bancorp, Inc.	4,427	106,248
	Farmers National Banc Corp.	24,436	302,762
	Fauquier Bankshares, Inc.	700	10,283
	FB Financial Corp.	34,729	775,846
	FBL Financial Group, Inc., Class A	26,864	1,049,845
	Federal Agricultural Mortgage Corp., Class A	635	39,551
	Federal Agricultural Mortgage Corp., Class C	10,300	686,289
	Federated Hermes, Inc., Class B	112,661	2,565,291
	FedNat Holding Co.	13,480	163,378
#	Fidelity D&D Bancorp, Inc.	1,602	61,805
	Fidelity National Financial, Inc.	140,300	3,795,115
	Fifth Third Bancorp	348,033	6,504,737
	Financial Institutions, Inc.	18,608	360,065
*	First Acceptance Corp.	16,289	12,785
	First American Financial Corp.	118,781	5,478,180
	First Bancorp	34,287	911,691
	First BanCorp	240,436	1,401,742
	First Bancorp, Inc.	9,663	211,620
	First Bancshares, Inc. (The)	11,881	236,670
	First Bank	13,632	107,965
	First Busey Corp.	61,191	1,127,138
	First Business Financial Services, Inc.	6,819	117,150
	First Capital, Inc.	2,028	101,096
	First Choice Bancorp	7,465	113,617
	First Citizens BancShares, Inc., Class A	8,840	3,376,880
	First Commonwealth Financial Corp.	114,248	1,087,641

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Community Bancshares, Inc.	19,210	$452,780
	First Community Corp.	5,860	90,830
	First Defiance Financial Corp.	26,845	466,566
	First Financial Bancorp	109,734	1,687,709
#	First Financial Bankshares, Inc.	94,344	2,627,480
	First Financial Corp.	8,447	300,037
	First Financial Northwest, Inc.	13,447	132,050
	First Foundation, Inc.	50,605	696,325
	First Guaranty Bancshares, Inc.	2,062	27,858
	First Hawaiian, Inc.	7,631	134,229
	First Horizon National Corp.	325,711	2,957,456
	First Internet Bancorp	8,289	130,137
	First Interstate BancSystem, Inc., Class A	42,696	1,443,125
	First Merchants Corp.	61,879	1,751,795
	First Mid Bancshares, Inc.	13,169	351,612
	First Midwest Bancorp, Inc.	128,571	1,900,279
	First National Corp.	699	11,156
	First Northwest Bancorp	7,811	90,998
	First of Long Island Corp. (The)	25,402	401,098
	First Republic Bank	47,024	4,904,133
	First Savings Financial Group, Inc.	1,058	45,960
	First United Corp.	5,001	76,765
*	First Western Financial, Inc.	1,300	16,250
	FirstCash, Inc.	54,922	3,945,596
	Flagstar Bancorp, Inc.	65,884	1,707,054
	Flushing Financial Corp.	33,828	422,512
	FNB Corp.	259,622	2,100,342
	Franklin Financial Network, Inc.	17,772	421,552
	Franklin Financial Services Corp.	1,100	31,790
	Franklin Resources, Inc.	131,346	2,474,559
	FS Bancorp, Inc.	4,384	183,909
	Fulton Financial Corp.	184,698	2,159,120
#*	FVCBankcorp, Inc.	2,121	24,413
#	GAIN Capital Holdings, Inc.	36,233	236,964
	GAMCO Investors, Inc., Class A	8,441	109,227
*	Genworth Financial, Inc., Class A	268,656	975,221
	German American Bancorp, Inc.	28,257	840,081
	Glacier Bancorp, Inc.	87,779	3,342,624
	Global Indemnity, Ltd.	12,412	305,211
	Globe Life, Inc.	60,777	5,004,378
	Goldman Sachs Group, Inc. (The)	66,330	12,166,249
*	Great Elm Capital Group, Inc.	8,182	15,628
	Great Southern Bancorp, Inc.	16,952	721,647
	Great Western Bancorp, Inc.	65,006	1,222,113
*	Green Dot Corp., Class A	61,380	1,872,090
	Greene County Bancorp, Inc.	358	7,514
	Greenhill & Co., Inc.	8,271	88,252
#*	Greenlight Capital Re, Ltd., Class A	30,855	201,175
	Guaranty Bancshares, Inc.	7,818	210,851
	Guaranty Federal Bancshares, Inc.	1,800	27,918
*	Hallmark Financial Services, Inc.	19,071	82,387
	Hamilton Lane, Inc., Class A	19,882	1,289,348
	Hancock Whitney Corp.	99,460	2,079,709
	Hanmi Financial Corp.	34,475	416,113
	Hanover Insurance Group, Inc. (The)	33,514	3,364,135
*	HarborOne Bancrop, Inc.	34,764	278,807
	Hartford Financial Services Group, Inc. (The)	195,278	7,418,611
	Hawthorn Bancshares, Inc.	3,439	62,590
	HCI Group, Inc.	13,757	572,979

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heartland Financial USA, Inc.	41,249	$1,401,229
#	Hennessy Advisors, Inc.	5,706	45,534
	Heritage Commerce Corp.	62,304	553,260
	Heritage Financial Corp.	40,642	814,872
	Heritage Insurance Holdings, Inc.	32,470	368,210
	Hilltop Holdings, Inc.	118,386	2,284,850
	Hingham Institution For Savings (The)	2,003	306,499
*	HMN Financial, Inc.	3,012	46,686
	Home Bancorp, Inc.	8,231	209,067
	Home BancShares, Inc.	150,350	2,304,866
	HomeStreet, Inc.	30,555	780,680
	HomeTrust Bancshares, Inc.	6,636	101,995
	Hope Bancorp, Inc.	144,532	1,438,093
	Horace Mann Educators Corp.	46,297	1,627,803
	Horizon Bancorp, Inc.	47,538	540,982
	Houlihan Lokey, Inc.	35,399	2,101,993
*	Howard Bancorp, Inc.	16,911	188,896
	Huntington Bancshares, Inc.	554,716	5,125,576
	IBERIABANK Corp.	36,502	1,513,373
	IF Bancorp, Inc.	723	11,930
#*	Impac Mortgage Holdings, Inc.	1,461	2,732
	Independence Holding Co.	12,783	353,578
	Independent Bank Corp.	36,378	2,651,592
	Independent Bank Corp.	25,505	374,668
	Independent Bank Group, Inc.	47,016	1,425,055
	Interactive Brokers Group, Inc., Class A	83,490	3,423,090
	Intercontinental Exchange, Inc.	129,584	11,591,289
	International Bancshares Corp.	72,651	2,106,153
*	INTL. FCStone, Inc.	21,939	876,682
	Invesco, Ltd.	217,830	1,877,695
	Investar Holding Corp.	7,734	97,062
	Investors Bancorp, Inc.	272,898	2,540,680
	Investors Title Co.	1,811	242,493
	James River Group Holdings, Ltd.	34,241	1,214,871
	Janus Henderson Group P.L.C.	112,215	2,008,649
	Jefferies Financial Group, Inc.	170,544	2,339,864
	JPMorgan Chase & Co.	944,852	90,479,028
	Kearny Financial Corp.	94,246	876,488
	Kemper Corp.	60,631	4,075,616
	Kentucky First Federal Bancorp	1,549	9,356
	KeyCorp	375,709	4,377,010
	Kingstone Cos., Inc.	5,834	28,587
	Kinsale Capital Group, Inc.	8,917	968,565
	KKR & Co., Inc., Class A	16,270	410,167
	Lake Shore Bancorp, Inc.	1,022	13,005
	Lakeland Bancorp, Inc.	56,672	634,160
	Lakeland Financial Corp.	27,255	1,153,704
	Landmark Bancorp, Inc.	2,586	56,814
	Lazard, Ltd., Class A	115,809	3,184,748
	LCNB Corp.	14,976	214,756
	Legg Mason, Inc.	85,041	4,237,593
*	LendingClub Corp.	100,557	771,272
#*	LendingTree, Inc.	5,584	1,392,482
	Level One Bancorp, Inc.	5,109	92,524
*	Limestone Bancorp, Inc.	1,427	17,481
	Lincoln National Corp.	88,474	3,138,173
	Live Oak Bancshares, Inc.	42,202	588,718
	Loews Corp.	110,411	3,826,845
	LPL Financial Holdings, Inc.	121,050	7,289,631

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Luther Burbank Corp.	3,141	$33,797
	M&T Bank Corp.	44,186	4,952,367
	Macatawa Bank Corp.	31,316	240,507
	Mackinac Financial Corp.	7,534	77,751
*	Maiden Holdings, Ltd.	99,949	112,942
*	MainStreet Bancshares, Inc.	1,520	22,830
*	Malvern Bancorp, Inc.	5,035	66,210
*	Markel Corp.	6,060	5,246,990
	MarketAxess Holdings, Inc.	17,846	8,120,108
	Marlin Business Services Corp.	16,396	174,453
	Marsh & McLennan Cos., Inc.	97,170	9,457,556
#*	MBIA, Inc.	166,900	1,358,566
	Mercantile Bank Corp.	16,848	397,613
	Merchants Bancorp	1,147	17,664
	Mercury General Corp.	61,677	2,526,290
	Meridian Bancorp, Inc.	61,364	722,868
*	Meridian Corp.	2,163	32,012
	Meta Financial Group, Inc.	43,201	795,762
	MetLife, Inc.	151,138	5,453,059
*	Metropolitan Bank Holding Corp.	3,843	96,421
	MGIC Investment Corp.	111,894	817,945
	Mid Penn Bancorp, Inc.	2,532	49,627
	Middlefield Banc Corp.	4,154	71,657
	Midland States Bancorp, Inc.	19,359	314,003
	MidWestOne Financial Group, Inc.	10,788	225,146
*	MMA Capital Holdings, Inc.	4,788	122,142
	Moelis & Co., Class A	40,491	1,209,466
	Moody’s Corp.	41,220	10,053,558
	Morgan Stanley	229,348	9,043,192
	Morningstar, Inc.	39,025	6,086,339
*	Mr Cooper Group, Inc.	19,504	186,848
	MSB Financial Corp.	1,903	24,720
	MSCI, Inc.	58,495	19,127,865
	MVB Financial Corp.	9,643	132,398
	Nasdaq, Inc.	85,845	9,414,621
	National Bank Holdings Corp., Class A	34,978	929,715
	National Bankshares, Inc.	3,544	106,249
	National General Holdings Corp.	101,362	1,928,919
	National Western Life Group, Inc., Class A	3,855	742,974
	Navient Corp.	215,404	1,641,378
	NBT Bancorp, Inc.	57,004	1,888,543
	Nelnet, Inc., Class A	31,413	1,512,536
	New York Community Bancorp, Inc.	282,910	3,072,403
»	NewStar Financial, Inc.	42,768	30,036
*	NI Holdings, Inc.	9,028	121,968
*	Nicholas Financial, Inc.	1,248	7,213
*	Nicolet Bankshares, Inc.	8,603	473,337
*	NMI Holdings, Inc., Class A	76,782	1,038,093
*	Northeast Bank	6,219	104,168
	Northern Trust Corp.	101,409	8,027,536
	Northfield Bancorp, Inc.	58,568	660,061
	Northrim BanCorp, Inc.	6,426	150,690
	Northwest Bancshares, Inc.	146,020	1,549,272
	Norwood Financial Corp.	4,164	98,375
#	Oak Valley Bancorp	4,855	63,406
	OceanFirst Financial Corp.	67,649	1,139,886
	Oconee Federal Financial Corp.	400	7,392
*	Ocwen Financial Corp.	26,744	11,278
	OFG Bancorp	57,688	725,715

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ohio Valley Banc Corp.	4,777	$120,380
	Old National Bancorp	186,854	2,647,721
	Old Point Financial Corp.	2,663	42,901
	Old Republic International Corp.	227,219	3,624,143
	Old Second Bancorp, Inc.	9,603	79,033
*	On Deck Capital, Inc.	84,683	102,466
	OneMain Holdings, Inc.	55,271	1,338,111
	Oppenheimer Holdings, Inc., Class A	10,148	208,846
	Opus Bank	40,132	771,337
	Origin Bancorp, Inc.	9,820	218,888
	Orrstown Financial Services, Inc.	8,572	132,009
*	Pacific Mercantile Bancorp	17,616	70,640
	Pacific Premier Bancorp, Inc.	69,278	1,479,085
	PacWest Bancorp	94,142	1,905,434
	Park National Corp.	18,531	1,482,109
	Parke Bancorp, Inc.	9,531	134,292
	PB Bancorp, Inc.	2,175	33,169
	PCB Bancorp	7,184	67,386
	PCSB Financial Corp.	15,491	211,452
	Peapack-Gladstone Financial Corp.	22,555	425,613
	Penns Woods Bancorp, Inc.	5,436	124,484
	Pennymac Financial Services, Inc.	68,342	2,061,878
	Peoples Bancorp of North Carolina, Inc.	3,810	66,294
	Peoples Bancorp, Inc.	22,037	535,719
	Peoples Financial Services Corp.	3,385	125,279
	People’s United Financial, Inc.	288,844	3,665,430
	People’s Utah Bancorp	15,559	334,207
	Pinnacle Financial Partners, Inc.	51,552	2,074,968
	Piper Sandler Cos.	19,045	1,026,716
	PJT Partners, Inc., Class A	4,512	219,464
	Plumas Bancorp	3,091	55,638
	PNC Financial Services Group, Inc. (The)	104,954	11,195,443
*	Ponce de Leon Federal Bank	14,479	133,352
	Popular, Inc.	64,678	2,495,924
#*	PRA Group, Inc.	50,953	1,413,436
	Preferred Bank	16,917	645,384
	Premier Financial Bancorp, Inc.	12,010	156,130
	Primerica, Inc.	58,393	6,067,617
	Principal Financial Group, Inc.	107,116	3,900,094
	ProAssurance Corp.	60,351	1,290,908
	Progressive Corp. (The)	140,012	10,822,928
	Prosperity Bancshares, Inc.	70,373	4,217,454
	Protective Insurance Corp., Class A	298	5,599
	Protective Insurance Corp., Class B	9,068	141,642
*	Provident Bancorp, Inc.	12,142	115,835
	Provident Financial Holdings, Inc.	6,656	86,861
	Provident Financial Services, Inc.	74,096	1,063,278
	Prudential Bancorp, Inc.	6,497	79,913
	Prudential Financial, Inc.	79,402	4,952,303
	Pzena Investment Management, Inc., Class A	8,763	43,114
	QCR Holdings, Inc.	16,621	511,594
	Radian Group, Inc.	80,134	1,200,407
*	Randolph Bancorp, Inc.	1,654	16,573
	Raymond James Financial, Inc.	70,406	4,641,164
	RBB Bancorp	9,560	123,515
*	Regional Management Corp.	13,416	213,851
	Regions Financial Corp.	437,822	4,706,587
	Reinsurance Group of America, Inc.	29,330	3,070,264
	RenaissanceRe Holdings, Ltd.	40,944	5,978,233

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Renasant Corp.	63,458	$1,664,503
	Republic Bancorp, Inc., Class A	17,987	599,507
*	Republic First Bancorp, Inc.	38,323	100,789
	Riverview Bancorp, Inc.	17,979	99,424
	RLI Corp.	30,617	2,229,836
	S&P Global, Inc.	60,312	17,664,179
	S&T Bancorp, Inc.	46,766	1,249,120
	Safeguard Scientifics, Inc.	26,005	184,375
	Safety Insurance Group, Inc.	21,435	1,803,112
	Salisbury Bancorp, Inc.	1,410	47,588
	Sandy Spring Bancorp, Inc.	38,288	976,344
	Santander Consumer USA Holdings, Inc.	214,625	3,346,004
	SB Financial Group, Inc.	3,331	48,633
	SB One Bancorp	10,501	193,533
*	Seacoast Banking Corp. of Florida	35,223	791,461
*	Security National Financial Corp., Class A	3,735	21,738
	SEI Investments Co.	74,916	3,817,719
*	Select Bancorp, Inc.	16,697	136,915
	Selective Insurance Group, Inc.	75,801	3,799,904
	ServisFirst Bancshares, Inc.	49,786	1,768,399
	Severn Bancorp, Inc.	4,355	24,824
	Shore Bancshares, Inc.	9,404	104,384
	Sierra Bancorp	16,572	336,412
	Signature Bank	31,123	3,335,763
	Silvercrest Asset Management Group, Inc., Class A	3,719	37,859
	Simmons First National Corp., Class A	116,809	2,184,328
	SLM Corp.	434,625	3,624,773
	SmartFinancial, Inc.	8,592	124,240
	Sound Financial Bancorp, Inc.	771	20,046
	South State Corp.	37,699	2,180,510
*	Southern First Bancshares, Inc.	6,964	203,070
	Southern Missouri Bancorp, Inc.	8,056	191,169
	Southern National Bancorp of Virginia, Inc.	21,058	212,054
	Southside Bancshares, Inc.	38,825	1,180,668
*	Spirit of Texas Bancshares, Inc.	11,186	128,527
	Standard AVB Financial Corp.	2,079	52,599
	State Auto Financial Corp.	50,763	1,273,644
	State Street Corp.	97,787	6,164,492
	Sterling Bancorp	215,171	2,653,058
	Sterling Bancorp, Inc.	8,152	29,429
	Stewart Information Services Corp.	27,788	885,326
	Stifel Financial Corp.	53,898	2,386,603
	Stock Yards Bancorp, Inc.	25,424	840,009
	Summit Financial Group, Inc.	7,291	128,759
	Summit State Bank	2,851	28,510
*	SVB Financial Group	33,790	6,527,214
	Synchrony Financial	374,213	7,405,675
	Synovus Financial Corp.	154,955	3,255,605
	T Rowe Price Group, Inc.	140,246	16,216,645
	TCF Financial Corp.	139,467	4,140,775
	TD Ameritrade Holding Corp.	121,680	4,778,374
	Territorial Bancorp, Inc.	11,411	286,758
	Teton Advisors, Inc., Class A	29	1,291
*	Texas Capital Bancshares, Inc.	56,483	1,569,098
	TFS Financial Corp.	135,866	1,854,571
*	Third Point Reinsurance, Ltd.	105,699	786,401
	Timberland Bancorp, Inc.	8,097	156,677
	Tiptree, Inc.	47,142	301,237
#	Tompkins Financial Corp.	17,476	1,179,805

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	83,302	$1,682,700
	Travelers Cos., Inc. (The)	100,425	10,164,014
	TriCo Bancshares	34,171	1,029,231
*	TriState Capital Holdings, Inc.	33,302	473,554
*	Triumph Bancorp, Inc.	28,357	785,772
	Truist Financial Corp.	262,246	9,787,021
	TrustCo Bank Corp. NY	112,565	709,160
	Trustmark Corp.	71,243	1,895,776
	U.S. Bancorp.	396,312	14,465,388
	UMB Financial Corp.	44,533	2,264,058
	Umpqua Holdings Corp.	183,754	2,301,519
	Union Bankshares, Inc.	619	14,875
	United Bancshares, Inc.	606	10,296
	United Bankshares, Inc.	88,705	2,657,602
	United Community Banks, Inc.	87,467	1,849,490
	United Fire Group, Inc.	28,905	826,683
	United Insurance Holdings Corp.	48,273	412,734
	United Security Bancshares	11,687	77,835
	Unity Bancorp, Inc.	9,514	136,621
	Universal Insurance Holdings, Inc.	55,727	1,015,903
	Univest Financial Corp.	33,251	588,543
	Unum Group	130,691	2,280,558
	Valley National Bancorp	301,980	2,524,553
	Value Line, Inc.	1,300	40,274
	Veritex Holdings, Inc.	44,050	773,518
#	Victory Capital Holdings, Inc., Class A	11,394	171,935
	Virtu Financial, Inc., Class A	44,947	1,050,411
	Virtus Investment Partners, Inc.	8,981	729,886
	Voya Financial, Inc.	89,684	4,051,026
#	Waddell & Reed Financial, Inc., Class A	73,852	1,074,547
	Walker & Dunlop, Inc.	42,143	1,619,555
	Washington Federal, Inc.	110,983	2,967,685
	Washington Trust Bancorp, Inc.	18,309	640,998
	Waterstone Financial, Inc.	33,697	489,280
	Webster Financial Corp.	93,484	2,640,923
	Wellesley Bank	542	17,425
	Wells Fargo & Co.	1,078,109	31,319,066
	WesBanco, Inc.	74,898	1,848,483
	West BanCorp, Inc.	18,898	351,503
	Westamerica BanCorp	27,388	1,725,444
	Western Alliance Bancorp	87,390	3,135,553
	Western New England Bancorp, Inc.	30,474	183,149
	Westwood Holdings Group, Inc.	8,986	206,948
	White Mountains Insurance Group, Ltd.	3,995	3,887,135
	Willis Towers Watson P.L.C.	46,472	8,285,493
	Wintrust Financial Corp.	49,595	2,078,031
#	WisdomTree Investments, Inc.	158,821	514,580
#*	World Acceptance Corp.	8,838	599,658
	WR Berkley Corp.	91,458	4,938,732
	WSFS Financial Corp.	56,776	1,656,724
#	WVS Financial Corp.	757	10,272
	Zions Bancorp NA	135,981	4,298,359

TOTAL FINANCIALS			1,227,753,010

HEALTH CARE — (13.6%)
	Abbott Laboratories	229,239	21,110,620
	AbbVie, Inc.	159,346	13,098,241
#*	ABIOMED, Inc.	13,135	2,512,069
#*	Acadia Healthcare Co., Inc.	90,762	2,179,196

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	ACADIA Pharmaceuticals, Inc.	11,433	$552,328
#*	Accuray, Inc.	24,263	54,228
*	Acer Therapeutics, Inc.	819	1,966
»	Achillion Pharmaceuticals, Inc.	174,484	80,263
*	Addus HomeCare Corp.	14,054	1,138,655
*	Aduro Biotech, Inc.	29,220	80,793
*	Adverum Biotechnologies, Inc.	56,337	667,593
*	Aeglea BioTherapeutics, Inc.	17,876	138,897
	Agilent Technologies, Inc.	74,985	5,748,350
*	Akebia Therapeutics, Inc.	87,468	708,491
#*	Akorn, Inc.	95,596	20,075
*	Albireo Pharma, Inc.	9,695	217,750
*	Aldeyra Therapeutics, Inc.	14,742	46,437
*	Alexion Pharmaceuticals, Inc.	54,437	5,850,344
*	Align Technology, Inc.	36,980	7,945,153
*	Alkermes P.L.C.	27,027	370,540
	Allergan P.L.C.	60,237	11,284,800
*	Allscripts Healthcare Solutions, Inc.	175,820	1,142,830
#*	Alnylam Pharmaceuticals, Inc.	19,376	2,551,819
*	Alpine Immune Sciences, Inc.	1,694	5,014
#*	AMAG Pharmaceuticals, Inc.	7,668	61,574
*	Amedisys, Inc.	26,906	4,955,009
#*	American Renal Associates Holdings, Inc.	18,250	136,510
	AmerisourceBergen Corp.	99,693	8,938,474
	Amgen, Inc.	156,585	37,458,264
#*	Amicus Therapeutics, Inc.	42,712	504,429
*	AMN Healthcare Services, Inc.	83,118	3,904,884
#*	Amphastar Pharmaceuticals, Inc.	44,012	746,003
*	AnaptysBio, Inc.	15,338	239,580
*	AngioDynamics, Inc.	48,938	510,423
*	ANI Pharmaceuticals, Inc.	13,331	533,373
*	Anika Therapeutics, Inc.	15,896	528,224
	Anthem, Inc.	82,100	23,047,933
*	Apollo Endosurgery, Inc.	3,804	8,787
*	Applied Genetic Technologies Corp.	9,627	35,909
	Apyx Medical Corp.	21,789	74,083
*	Aravive, Inc.	6,843	91,901
*	Arcus Biosciences, Inc.	22,035	581,944
*	Ardelyx, Inc.	52,822	347,569
*	Arena Pharmaceuticals, Inc.	36,626	1,793,575
*	Arrowhead Pharmaceuticals, Inc.	3,771	129,836
*	Assembly Biosciences, Inc.	28,175	493,344
*	Assertio Therapeutics, Inc.	39,763	34,793
#*	Atara Biotherapeutics, Inc.	49,038	406,525
	Atrion Corp.	1,573	993,869
*	Avanos Medical, Inc.	55,532	1,724,269
#*	Avrobio, Inc.	6,376	82,059
#*	AxoGen, Inc.	4,593	44,782
	Baxter International, Inc.	101,472	9,008,684
	Becton Dickinson and Co.	37,887	9,567,604
*	Biogen, Inc.	44,936	13,338,353
#*	BioLife Solutions, Inc.	4,113	44,955
*	BioMarin Pharmaceutical, Inc.	24,458	2,250,625
*	Bio-Rad Laboratories, Inc., Class A	11,330	4,986,333
*	BioSpecifics Technologies Corp.	7,011	398,996
	Bio-Techne Corp.	17,895	4,026,375
*	BioTelemetry, Inc.	40,786	1,905,114
#*	Bluebird Bio, Inc.	15,986	861,326
*	Boston Scientific Corp.	165,559	6,205,151

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	339,407	$20,639,340
*	Brookdale Senior Living, Inc.	211,400	763,154
	Bruker Corp.	89,534	3,520,477
*	Calithera Biosciences, Inc.	42,656	261,481
#	Cantel Medical Corp.	27,844	1,030,228
#*	Capital Senior Living Corp.	30,415	23,736
#*	Cara Therapeutics, Inc.	4,836	71,670
	Cardinal Health, Inc.	114,710	5,675,851
*	Cardiovascular Systems, Inc.	4,460	187,320
#*	Castlight Health, Inc., Class B	74,651	54,719
*	Catalent, Inc.	140,973	9,748,283
#*	Catalyst Biosciences, Inc.	4,256	25,791
#*	Cellular Biomedicine Group, Inc.	1,300	18,850
*	Centene Corp.	349,840	23,292,347
	Cerner Corp.	155,819	10,812,280
*	Change Healthcare, Inc.	122,083	1,421,046
*	Charles River Laboratories International, Inc.	60,390	8,736,621
*	Chembio Diagnostics, Inc.	2,903	36,868
	Chemed Corp.	14,479	6,031,517
*	ChemoCentryx, Inc.	19,906	1,055,217
*	Chiasma, Inc.	4,306	22,262
*	Chimerix, Inc.	43,891	100,949
#*	Cidara Therapeutics, Inc.	4,797	13,576
*	Cigna Corp.	131,831	25,809,873
#*	Collegium Pharmaceutical, Inc.	4,465	92,336
#*	Community Health Systems, Inc.	45,027	136,432
	Computer Programs and Systems, Inc.	12,920	310,468
*	Concert Pharmaceuticals, Inc.	23,503	234,560
	CONMED Corp.	26,454	1,955,215
#*	Constellation Pharmaceuticals, Inc.	6,993	251,608
	Cooper Cos., Inc. (The)	19,448	5,575,742
#*	Corcept Therapeutics, Inc.	107,494	1,360,874
*	CorVel Corp.	19,547	1,029,931
#*	Corvus Pharmaceuticals, Inc.	12,238	29,738
#*	Covetrus, Inc.	24,314	289,093
*	Cross Country Healthcare, Inc.	34,737	218,496
#*	CryoLife, Inc.	34,272	765,294
#*	Cumberland Pharmaceuticals, Inc.	12,297	48,696
*	Cutera, Inc.	6,896	92,751
	CVS Health Corp.	361,918	22,276,053
#*	Cymabay Therapeutics, Inc.	23,457	41,519
*	CytomX Therapeutics, Inc.	18,940	195,461
	Danaher Corp.	97,780	15,983,119
*	DaVita, Inc.	116,580	9,210,986
*	Deciphera Pharmaceuticals, Inc.	48,074	2,787,331
#*	Denali Therapeutics, Inc.	22,377	489,161
	DENTSPLY SIRONA, Inc.	86,081	3,653,278
*	DexCom, Inc.	8,806	2,951,771
*	Digirad Corp.	862	2,853
#*	Dyadic International, Inc.	2,750	15,483
#*	Eagle Pharmaceuticals, Inc.	6,909	352,221
*	Edwards Lifesciences Corp.	21,200	4,611,000
#*	Eiger BioPharmaceuticals, Inc.	2,291	17,045
*	Elanco Animal Health, Inc.	64,712	1,599,034
»	Elanco Animal Health, Inc.	36,632	0
	Eli Lilly and Co.	182,872	28,279,326
#*	Eloxx Pharmaceuticals, Inc.	3,776	11,026
*	Emergent BioSolutions, Inc.	50,168	3,709,924
*	Enanta Pharmaceuticals, Inc.	18,628	863,780

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Encompass Health Corp.	128,110	$8,487,287
*	Endo International P.L.C.	85,023	391,106
#*	Enochian Biosciences, Inc.	13,353	45,667
	Ensign Group, Inc. (The)	59,652	2,231,581
	Envista Holdings Corp.	42,596	829,344
#*	Enzo Biochem, Inc.	53,355	161,132
#*	Epizyme, Inc.	48,441	797,339
#*	Evelo Biosciences, Inc.	2,447	13,556
#*	Evolent Health, Inc., Class A	96,292	694,265
#*	Exact Sciences Corp.	18,289	1,444,465
*	Exelixis, Inc.	191,428	4,727,314
#*	FibroGen, Inc.	19,411	716,072
*	Five Prime Therapeutics, Inc.	27,064	88,770
*	FONAR Corp.	4,738	92,391
#*	Fulgent Genetics, Inc.	2,085	35,382
#*	G1 Therapeutics, Inc.	36,104	474,046
	Gilead Sciences, Inc.	360,165	30,253,860
#*	Global Blood Therapeutics, Inc.	20,775	1,589,703
*	Globus Medical, Inc., Class A	51,448	2,441,722
*	GlycoMimetics, Inc.	33,333	92,999
*	Guardant Health, Inc.	9,620	740,355
*	Haemonetics Corp.	39,988	4,549,835
*	Halozyme Therapeutics, Inc.	15,424	349,431
*	Hanger, Inc.	16,479	302,554
#*	Harvard Bioscience, Inc.	31,221	85,858
	HCA Healthcare, Inc.	23,046	2,532,294
*	HealthStream, Inc.	31,090	709,629
#*	Henry Schein, Inc.	55,581	3,032,499
#*	Heron Therapeutics, Inc.	8,228	117,331
#*	Heska Corp.	3,504	248,083
	Hill-Rom Holdings, Inc.	77,979	8,771,858
*	HMS Holdings Corp.	71,942	2,062,937
*	Hologic, Inc.	131,936	6,609,994
*	Horizon Therapeutics P.L.C.	184,545	6,651,002
	Humana, Inc.	54,374	20,761,081
*	ICU Medical, Inc.	12,586	2,760,236
*	IDEXX Laboratories, Inc.	31,652	8,786,595
*	Illumina, Inc.	8,628	2,752,591
*	Incyte Corp.	25,048	2,446,188
*	Infinity Pharmaceuticals, Inc.	17,364	18,406
*	InfuSystem Holdings, Inc.	3,809	45,898
#*	Innoviva, Inc.	76,744	1,088,230
*	Inogen, Inc.	20,764	1,038,200
*	Inovalon Holdings, Inc., Class A	21,381	374,168
#*	Insmed, Inc.	23,817	547,791
*	Insulet Corp.	6,319	1,262,031
*	Integer Holdings Corp.	26,683	1,986,816
#*	Integra LifeSciences Holdings Corp.	56,322	2,875,238
#*	Intellia Therapeutics, Inc.	40,445	544,794
*	Intra-Cellular Therapies, Inc.	43,977	777,074
*	IntriCon Corp.	7,191	94,921
*	Intuitive Surgical, Inc.	9,063	4,630,105
	Invacare Corp.	38,047	286,113
*	Ionis Pharmaceuticals, Inc.	19,174	1,064,732
#*	Iovance Biotherapeutics, Inc.	44,215	1,421,512
*	IQVIA Holdings, Inc.	55,332	7,889,790
*	IRIDEX Corp.	3,478	6,539
#*	Ironwood Pharmaceuticals Inc.	5,573	55,730
	IVERIC bio, Inc.	19,992	77,569

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals P.L.C.	34,366	$3,788,852
	Johnson & Johnson	811,788	121,800,672
#*	Jounce Therapeutics, Inc.	28,487	139,586
#*	Kadmon Holdings, Inc.	8,882	38,193
#*	Kala Pharmaceuticals, Inc.	17,388	173,184
*	KalVista Pharmaceuticals, Inc.	14,835	161,850
#*	Karyopharm Therapeutics, Inc.	22,490	495,905
	Kewaunee Scientific Corp.	1,276	13,398
*	Kindred Biosciences, Inc.	33,036	165,841
#*	Kodiak Sciences, Inc.	2,330	127,102
*	Kura Oncology, Inc.	32,207	468,612
*	Laboratory Corp. of America Holdings	45,255	7,442,185
#*	Lannett Co., Inc.	22,129	211,111
*	Lantheus Holdings, Inc.	44,558	581,482
	LeMaitre Vascular, Inc.	18,926	539,202
*	LHC Group, Inc.	36,341	4,723,967
#*	Ligand Pharmaceuticals, Inc.	18,390	1,812,702
*	LivaNova P.L.C.	33,811	1,796,040
	Luminex Corp.	40,939	1,475,851
*	MacroGenics, Inc.	41,093	295,870
#*	Madrigal Pharmaceuticals, Inc.	14,425	1,207,084
*	Magellan Health, Inc.	27,709	1,682,768
#*	Marinus Pharmaceuticals, Inc.	27,955	57,028
*	Masimo Corp.	19,930	4,263,226
	McKesson Corp.	61,484	8,684,615
*»	MedCath Corp.	9,997	0
*	MEDNAX, Inc.	92,351	1,340,937
*	Medpace Holdings, Inc.	34,236	2,734,087
	Medtronic P.L.C.	182,185	17,786,722
*	MEI Pharma, Inc.	12,900	34,959
*	Menlo Therapeutics, Inc.	23,115	42,069
	Merck & Co., Inc.	627,369	49,775,456
*	Meridian Bioscience, Inc.	45,648	547,776
*	Merit Medical Systems, Inc.	44,657	1,822,899
#	Merrimack Pharmaceuticals, Inc.	6,647	24,527
#*	Mersana Therapeutics, Inc.	42,473	383,531
#	Mesa Laboratories, Inc.	3,467	825,146
*	Mettler-Toledo International, Inc.	9,121	6,566,573
	Millendo Therapeutics, Inc.	9,307	15,543
#*	Minerva Neurosciences, Inc.	16,785	150,561
#*	Molecular Templates, Inc.	22,407	363,666
#*	Molina Healthcare, Inc.	66,038	10,828,251
*	Momenta Pharmaceuticals, Inc.	81,063	2,569,697
*	Mylan NV	221,891	3,721,112
#*	MyoKardia Inc.	2,441	153,344
#*	Myriad Genetics, Inc.	80,631	1,246,555
#*	Nabriva Therapeutics P.L.C.	29,403	16,122
	National HealthCare Corp.	17,792	1,216,439
	National Research Corp.	11,130	574,197
*	Natus Medical, Inc.	31,308	782,387
#*	Nektar Therapeutics	16,401	314,899
*	Neogen Corp.	27,994	1,752,144
*	NeoGenomics, Inc.	29,968	819,325
#	Neoleukin Therapeutics, Inc.	3,500	38,990
*	Neurocrine Biosciences, Inc.	6,115	600,126
*	NextGen Healthcare, Inc.	62,291	657,170
#*	Novocure, Ltd.	7,368	484,814
*	NuVasive, Inc.	48,755	2,968,204
#*	ObsEva SA	7,523	19,710

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Omnicell, Inc.	26,704	$1,946,722
#*	Option Care Health, Inc.	2,050	29,315
*	OraSure Technologies, Inc.	59,723	951,985
*	Orthofix Medical, Inc.	18,594	659,157
*	Otonomy, Inc.	20,058	45,732
#*	Ovid therapeutics, Inc.	10,234	37,252
	Owens & Minor, Inc.	67,528	478,098
*	Oxford Immunotec Global P.L.C.	23,059	287,315
#*	Pacira BioSciences, Inc.	13,839	571,412
	Patterson Cos., Inc.	108,423	1,981,972
*	PDL BioPharma, Inc.	147,592	500,337
*	Pennant Group, Inc.	32,131	635,872
#*	Penumbra, Inc.	2,958	524,513
	PerkinElmer, Inc.	47,598	4,309,047
	Perrigo Co. P.L.C.	55,403	2,952,980
#*	PetIQ, Inc.	20,575	588,445
*	Pfenex, Inc.	17,614	101,281
	Pfizer, Inc.	1,591,302	61,042,345
	Phibro Animal Health Corp., Class A	21,512	574,586
*	Pieris Pharmaceuticals, Inc.	18,423	48,821
*	PRA Health Sciences, Inc.	51,907	5,009,025
*	Premier, Inc., Class A	65,577	2,174,533
#*	Prestige Consumer Healthcare, Inc.	46,670	1,899,002
#*	Progenics Pharmaceuticals, Inc.	42,113	165,925
*	Protagonist Therapeutics, Inc.	16,855	113,771
*	Prothena Corp. P.L.C.	41,695	467,818
*	Providence Service Corp. (The)	14,660	850,427
	Psychemedics Corp.	478	2,868
#*	PTC Therapeutics, Inc.	1,107	56,368
#*	Pulse Biosciences, Inc.	2,315	25,997
	Quest Diagnostics, Inc.	67,054	7,383,316
*	Quidel Corp.	31,504	4,379,056
*	R1 RCM, Inc.	17,608	181,715
*	RadNet, Inc.	39,944	564,009
#*	Reata Pharmaceuticals Inc., Class A	1,527	241,510
*	Regeneron Pharmaceuticals, Inc.	13,041	6,858,001
#*	REGENXBIO, Inc.	34,723	1,382,670
*	Repligen Corp.	29,686	3,448,029
	ResMed, Inc.	46,588	7,236,048
*	Retrophin, Inc.	38,496	585,909
#*	Revance Therapeutics, Inc.	21,517	398,280
*	Rhythm Pharmaceuticals, Inc.	16,829	317,058
#*	Rigel Pharmaceuticals, Inc.	49,343	88,324
#*	Rocket Pharmaceuticals, Inc.	21,473	317,800
*	RTI Surgical Holdings, Inc.	73,026	197,535
*	Sage Therapeutics, Inc.	7,788	303,576
#*	Sangamo Therapeutics, Inc.	104,823	854,307
#*	Sarepta Therapeutics, Inc.	12,195	1,437,547
#*	Savara, Inc.	746	1,798
*	scPharmaceuticals, Inc.	3,700	34,928
*	SeaSpine Holdings Corp.	24,448	251,814
*	Seattle Genetics, Inc.	16,801	2,305,601
*	Select Medical Holdings Corp.	151,269	2,582,162
*	Sientra, Inc.	9,614	22,112
#*	SIGA Technologies, Inc.	10,024	59,242
	Simulations Plus, Inc.	6,759	257,180
*	Spectrum Pharmaceuticals, Inc.	100,348	291,009
#*	Spero Therapeutics, Inc.	14,666	182,298
*	STAAR Surgical Co.	6,053	231,951

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	STERIS P.L.C.	30,398	$4,331,715
	Stryker Corp.	32,704	6,097,007
*	Supernus Pharmaceuticals, Inc.	50,907	1,191,224
*	Surgery Partners, Inc.	47,093	555,697
#*	Surmodics, Inc.	10,887	414,795
*	Syndax Pharmaceuticals, Inc.	14,272	256,896
#*	Syneos Health, Inc.	67,961	3,791,544
#*	Syros Pharmaceuticals, Inc.	25,586	215,690
*	Taro Pharmaceutical Industries, Ltd.	22,175	1,532,514
#*	Teladoc Health, Inc.	8,979	1,477,854
	Teleflex, Inc.	17,149	5,751,775
*	Tenet Healthcare Corp.	72,152	1,456,027
	Thermo Fisher Scientific, Inc.	67,644	22,639,094
#*	Tivity Health, Inc.	7,949	71,303
#*	Triple-S Management Corp., Class B	26,289	445,073
*	United Therapeutics Corp.	32,596	3,571,218
	UnitedHealth Group, Inc.	228,707	66,889,936
	Universal Health Services, Inc., Class B	53,642	5,669,423
#	US Physical Therapy, Inc.	12,786	965,343
	Utah Medical Products, Inc.	3,708	307,764
*	Vanda Pharmaceuticals, Inc.	50,448	580,152
*	Varex Imaging Corp.	35,746	934,043
*	Varian Medical Systems, Inc.	26,838	3,069,730
*	Veeva Systems, Inc., Class A	24,583	4,690,436
*	Vertex Pharmaceuticals, Inc.	13,281	3,336,187
#*	ViewRay, Inc.	7,940	16,515
#*	Vocera Communications, Inc.	2,944	55,818
*	Waters Corp.	16,692	3,121,404
	West Pharmaceutical Services, Inc.	44,772	8,473,549
#*	Wright Medical Group NV	40,124	1,168,411
#*	Xencor, Inc.	52,870	1,545,390
	Zimmer Biomet Holdings, Inc.	36,418	4,359,235
	Zoetis, Inc.	113,294	14,650,047
*	Zogenix, Inc.	6,403	180,757
*	Zynerba Pharmaceuticals, Inc.	3,973	15,376

TOTAL HEALTH CARE			1,181,847,875

INDUSTRIALS — (12.5%)
	3M Co.	156,943	23,842,781
#	AAON, Inc.	74,999	3,572,952
	AAR Corp.	40,951	801,821
	ABM Industries, Inc.	74,237	2,560,434
*	Acacia Research Corp.	23,858	60,361
	ACCO Brands Corp.	111,365	824,101
	Acme United Corp.	1,355	29,417
	Acuity Brands, Inc.	30,155	2,611,121
	ADT, Inc.	24,156	138,414
*	Advanced Disposal Services, Inc.	64,747	2,088,091
	Advanced Drainage Systems, Inc.	55,748	2,260,024
*	AECOM	132,365	4,799,555
*	Aegion Corp.	31,723	509,154
*	Aerojet Rocketdyne Holdings, Inc.	108,189	4,450,895
*	Aerovironment, Inc.	26,314	1,585,682
	AGCO Corp.	61,323	3,240,307
	Air Lease Corp.	126,607	3,310,773
*	Air T, Inc.	720	8,892
*	Air Transport Services Group, Inc.	66,787	1,351,769
	Alamo Group, Inc.	11,067	1,089,435
	Alaska Air Group, Inc.	102,671	3,338,861

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Albany International Corp., Class A	34,443	$1,761,415
	Allegiant Travel Co.	18,366	1,441,364
	Allegion P.L.C.	54,111	5,440,320
	Allied Motion Technologies, Inc.	11,149	321,314
	Allison Transmission Holdings, Inc.	143,034	5,197,856
	Altra Industrial Motion Corp.	46,134	1,287,600
	AMERCO	15,147	4,243,129
*	Ameresco, Inc., Class A	23,292	420,654
#	American Airlines Group, Inc.	110,211	1,323,634
#*	American Superconductor Corp.	10,409	59,852
*	American Woodmark Corp.	19,682	1,011,852
	AMETEK, Inc.	88,506	7,422,998
*	AMREP Corp.	2,552	12,352
	AO Smith Corp.	71,146	3,015,167
	Apogee Enterprises, Inc.	30,839	630,349
	Applied Industrial Technologies, Inc.	35,912	1,881,430
	ARC Document Solutions, Inc.	42,825	29,978
	ArcBest Corp.	18,043	367,536
	Arcosa, Inc.	60,480	2,254,090
	Argan, Inc.	18,143	681,088
*	Armstrong Flooring, Inc.	28,326	59,485
	Armstrong World Industries, Inc.	50,555	3,896,779
*	ASGN, Inc.	60,111	2,792,156
	Astec Industries, Inc.	26,129	1,048,034
*	Astronics Corp.	25,320	227,374
#*	Astronics Corp., Class B	15,064	144,614
*	Atkore International Group, Inc.	53,273	1,296,665
*	Atlas Air Worldwide Holdings, Inc.	29,121	956,625
#*	Avis Budget Group, Inc.	77,481	1,276,887
*	Axon Enterprise, Inc.	23,295	1,693,779
	AZZ, Inc.	29,438	924,059
	Barnes Group, Inc.	69,815	2,679,500
	Barrett Business Services, Inc.	8,880	434,410
*	Beacon Roofing Supply, Inc.	79,877	1,757,294
	BG Staffing, Inc.	7,751	94,175
*	Blue Bird Corp.	9,860	120,982
*	BMC Stock Holdings, Inc.	74,954	1,592,772
	Boeing Co. (The)	49,793	7,021,809
	Brady Corp., Class A	49,275	2,145,433
	Briggs & Stratton Corp.	27,466	62,348
#*	BrightView Holdings, Inc.	4,617	59,190
	Brink’s Co. (The)	63,012	3,221,173
*	Builders FirstSource, Inc.	130,288	2,390,785
	BWX Technologies, Inc.	88,203	4,680,051
*	CAI International, Inc.	21,839	360,125
	Carlisle Cos., Inc.	46,196	5,587,868
*	Carrier Global Corp.	202,045	3,578,217
*	Casella Waste Systems, Inc., Class A	42,430	1,967,903
	Caterpillar, Inc.	169,510	19,727,574
*	CBIZ, Inc.	74,325	1,765,219
*	CECO Environmental Corp.	35,553	192,697
#	CH Robinson Worldwide, Inc.	65,318	4,631,046
*	Chart Industries, Inc.	40,270	1,438,444
#*	Cimpress P.L.C.	9,178	668,067
	Cintas Corp.	43,381	9,623,207
*	CIRCOR International, Inc.	23,696	353,781
*	Civeo Corp.	136,572	86,040
*	Clean Harbors, Inc.	62,636	3,346,641
*	Colfax Corp.	97,120	2,504,725

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	24,673	$668,145
	Comfort Systems USA, Inc.	42,576	1,417,781
*	Commercial Vehicle Group, Inc.	56,952	137,824
	CompX International, Inc.	294	4,051
#*	Construction Partners, Inc., Class A	36,067	661,108
	Copa Holdings SA, Class A	24,894	1,100,564
*	Copart, Inc.	150,908	12,089,240
	CoreLogic, Inc.	88,648	3,405,856
*	Cornerstone Building Brands, Inc.	96,858	516,253
	Costamare, Inc.	118,776	596,256
*	CoStar Group, Inc.	6,300	4,084,038
	Covanta Holding Corp.	146,623	1,140,727
*	Covenant Transportation Group, Inc., Class A	18,137	161,057
*	CPI Aerostructures, Inc.	7,107	23,382
	CRA International, Inc.	8,810	371,165
	Crane Co.	52,864	2,878,445
	CSW Industrials, Inc.	17,375	1,150,920
	CSX Corp.	311,864	20,654,753
	Cubic Corp.	32,407	1,238,271
	Cummins, Inc.	71,279	11,654,116
	Curtiss-Wright Corp.	47,705	4,944,623
#*	Daseke, Inc.	15,884	27,082
	Deere & Co.	76,391	11,081,278
	Delta Air Lines, Inc.	338,350	8,766,648
	Deluxe Corp.	40,882	1,151,646
	Donaldson Co., Inc.	88,075	3,860,327
	Douglas Dynamics, Inc.	35,005	1,293,785
	Dover Corp.	75,406	7,061,772
*	Ducommun, Inc.	13,021	367,713
*	DXP Enterprises, Inc.	19,774	295,028
#*	Dycom Industries, Inc.	35,436	1,155,214
#*	Eagle Bulk Shipping, Inc.	68,797	115,579
	Eastern Co. (The)	4,389	79,002
	Eaton Corp. P.L.C.	119,609	9,987,351
*	Echo Global Logistics, Inc.	31,920	559,558
	EMCOR Group, Inc.	63,337	4,023,800
	Emerson Electric Co.	154,552	8,814,101
	Encore Wire Corp.	22,967	1,051,429
#*	Energy Recovery, Inc.	2,769	22,540
#	Enerpac Tool Group Corp.	58,986	1,006,301
	EnerSys	47,466	2,771,540
	Ennis, Inc.	34,457	641,245
	EnPro Industries, Inc.	24,184	1,096,744
	Equifax, Inc.	24,050	3,340,545
	ESCO Technologies, Inc.	25,975	1,981,892
	Espey Manufacturing & Electronics Corp.	1,611	30,626
*	Evoqua Water Technologies Corp.	18,321	294,052
#*	ExOne Co. (The)	9,959	77,381
	Expeditors International of Washington, Inc.	65,901	4,718,841
	Exponent, Inc.	50,000	3,516,500
	Fastenal Co.	182,444	6,608,122
	Federal Signal Corp.	71,942	1,937,398
	FedEx Corp.	82,956	10,516,332
	Flowserve Corp.	65,653	1,849,445
	Fluor Corp.	74,745	874,517
*	Forrester Research, Inc.	17,918	560,833
	Fortive Corp.	68,450	4,380,800
	Fortune Brands Home & Security, Inc.	89,236	4,301,175
	Forward Air Corp.	31,569	1,628,960

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Franklin Covey Co.	12,059	$250,224
	Franklin Electric Co., Inc.	47,939	2,435,301
*	FreightCar America, Inc.	3,100	4,650
*	FTI Consulting, Inc.	51,776	6,594,191
#	GATX Corp.	35,809	2,123,474
	Genco Shipping & Trading, Ltd.	41,999	244,854
*	Gencor Industries, Inc.	11,809	143,125
*	Generac Holdings, Inc.	82,517	8,040,456
	General Dynamics Corp.	64,163	8,380,971
	General Electric Co.	747,658	5,084,074
*	Gibraltar Industries, Inc.	36,956	1,711,063
*	GMS, Inc.	47,349	870,275
*	Goldfield Corp. (The)	27,585	95,168
	Gorman-Rupp Co. (The)	35,293	1,041,144
*	GP Strategies Corp.	19,163	152,537
	Graco, Inc.	111,411	4,975,615
#	GrafTech International, Ltd.	104,771	850,741
	Graham Corp.	7,838	102,678
	Granite Construction, Inc.	43,616	717,047
*	Great Lakes Dredge & Dock Corp.	74,754	660,825
	Greenbrier Cos., Inc. (The)	35,372	600,617
	Griffon Corp.	54,547	895,116
	H&E Equipment Services, Inc.	41,722	678,400
*	Harsco Corp.	89,483	893,040
	Hawaiian Holdings, Inc.	51,466	741,110
#*	HC2 Holdings, Inc.	15,682	42,185
*	HD Supply Holdings, Inc.	144,444	4,287,098
#	Healthcare Services Group, Inc.	35,346	900,970
	Heartland Express, Inc.	92,311	1,808,372
#	HEICO Corp.	34,327	3,007,045
	HEICO Corp., Class A	48,502	3,508,150
	Heidrick & Struggles International, Inc.	21,359	479,296
	Helios Technologies, Inc.	29,928	1,064,539
*	Herc Holdings, Inc.	33,560	947,399
*	Heritage-Crystal Clean, Inc.	20,432	374,927
	Herman Miller, Inc.	65,805	1,483,245
#*	Hertz Global Holdings, Inc.	165,193	667,380
	Hexcel Corp.	107,617	3,722,472
#*	Hill International, Inc.	40,744	91,674
	Hillenbrand, Inc.	117,743	2,466,716
	HNI Corp.	49,484	1,204,441
	Honeywell International, Inc.	129,645	18,396,625
*	Houston Wire & Cable Co.	12,789	29,543
	Howmet Aerospace, Inc.	204,691	2,675,311
*	Hub Group, Inc., Class A	38,908	1,871,864
	Hubbell, Inc.	43,677	5,434,729
*	Hudson Global, Inc.	1,869	17,756
	Huntington Ingalls Industries, Inc.	41,775	7,996,153
	Hurco Cos., Inc.	7,633	249,523
*	Huron Consulting Group, Inc.	21,724	1,217,413
*	Huttig Building Products, Inc.	5,571	6,407
	Hyster-Yale Materials Handling, Inc.	14,371	561,044
*	IAA Inc.	110,625	4,270,125
	ICF International, Inc.	21,044	1,547,576
	IDEX Corp.	33,656	5,170,571
*	IES Holdings, Inc.	14,183	280,114
	Illinois Tool Works, Inc.	72,698	11,813,425
*	Ingersoll Rand, Inc.	172,127	5,005,455
*	InnerWorkings, Inc.	85,242	150,878

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Innovative Solutions & Support, Inc.	12,137	$52,068
	Insperity, Inc.	50,491	2,408,926
	Insteel Industries, Inc.	24,637	432,872
	Interface, Inc.	67,944	627,803
	ITT, Inc.	91,601	4,829,205
	Jacobs Engineering Group, Inc.	51,313	4,246,151
	JB Hunt Transport Services, Inc.	43,499	4,398,619
*	JELD-WEN Holding, Inc.	113,037	1,435,570
*	JetBlue Airways Corp.	275,495	2,683,321
	John Bean Technologies Corp.	22,917	1,758,651
	Johnson Controls International P.L.C.	242,024	7,045,319
	Kadant, Inc.	11,315	951,478
	Kaman Corp.	33,678	1,305,359
	Kansas City Southern	50,400	6,579,720
#	KAR Auction Services, Inc.	143,574	2,150,739
	Kelly Services, Inc., Class A	40,041	618,633
	Kennametal, Inc.	93,005	2,381,858
	Kforce, Inc.	46,792	1,401,420
	Kimball International, Inc., Class B	47,206	579,218
*	Kirby Corp.	49,142	2,625,166
#	Knight-Swift Transportation Holdings, Inc.	164,321	6,109,455
	Knoll, Inc.	57,915	675,289
	Korn Ferry	61,755	1,780,397
*	Kratos Defense & Security Solutions, Inc.	100,085	1,503,277
	L3Harris Technologies, Inc.	27,324	5,292,659
	Landstar System, Inc.	27,561	2,847,327
*	Lawson Products, Inc.	6,706	225,389
*	LB Foster Co., Class A	10,130	145,771
	Lennox International, Inc.	17,322	3,233,671
#*	Limbach Holdings, Inc.	2,344	7,290
	Lincoln Electric Holdings, Inc.	59,616	4,799,684
	Lindsay Corp.	10,424	938,160
	Lockheed Martin Corp.	57,709	22,452,264
*	LS Starrett Co. (The), Class A	2,592	8,207
	LSI Industries, Inc.	23,361	144,838
*	Lydall, Inc.	20,104	225,165
	Macquarie Infrastructure Corp.	53,850	1,485,721
*	Manitex International, Inc.	12,574	50,296
*	Manitowoc Co., Inc. (The)	39,244	361,830
	ManpowerGroup, Inc.	45,721	3,394,327
	Marten Transport, Ltd.	60,997	1,367,553
	Masco Corp.	74,631	3,062,856
*	Masonite International Corp.	27,546	1,627,418
#*	MasTec, Inc.	84,560	3,035,704
*	Mastech Digital, Inc.	2,364	36,997
	Matson, Inc.	49,906	1,509,157
	Matthews International Corp., Class A	35,105	840,414
	McGrath RentCorp	33,064	1,803,641
*	Mercury Systems, Inc.	40,352	3,597,784
*	Meritor, Inc.	83,821	1,718,330
#*	Mesa Air Group, Inc.	27,580	125,351
*	Middleby Corp. (The)	42,464	2,362,272
	Miller Industries, Inc.	10,037	304,924
*	Mistras Group, Inc.	28,670	136,183
	Mobile Mini, Inc.	49,774	1,422,043
	Moog, Inc., Class A	35,152	1,739,321
*	MRC Global, Inc.	91,333	489,545
	MSA Safety, Inc.	37,215	4,187,804
	MSC Industrial Direct Co., Inc., Class A	44,483	2,652,966

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	66,725	$1,728,177
	Mueller Water Products, Inc., Class A	176,076	1,670,961
*	MYR Group, Inc.	20,923	627,690
	National Presto Industries, Inc.	7,461	606,654
*	Navistar International Corp.	51,681	1,228,457
	Nielsen Holdings P.L.C.	140,890	2,075,310
	NL Industries, Inc.	36,132	121,042
	NN, Inc.	39,356	135,778
	Nordson Corp.	37,064	5,963,968
	Norfolk Southern Corp.	96,853	16,571,548
	Northrop Grumman Corp.	40,882	13,518,451
*	Northwest Pipe Co.	11,077	269,393
*	NOW, Inc.	124,323	767,073
#*	NV5 Global, Inc.	11,608	542,674
	nVent Electric P.L.C.	73,682	1,374,169
	Old Dominion Freight Line, Inc.	107,803	15,662,698
	Omega Flex, Inc.	3,089	278,319
*	Orion Group Holdings, Inc.	23,843	60,084
	Oshkosh Corp.	78,392	5,293,812
*	Otis Worldwide Corp.	101,022	5,143,030
	Owens Corning	95,607	4,145,520
	PACCAR, Inc.	162,634	11,259,152
*	PAM Transportation Services, Inc.	5,543	211,632
	Pangaea Logistics Solutions, Ltd.	14,834	35,305
	Park Aerospace Corp.	19,413	258,387
	Parker-Hannifin Corp.	64,358	10,176,287
	Park-Ohio Holdings Corp.	14,211	260,488
	Patrick Industries, Inc.	38,092	1,570,152
	Patriot Transportation Holding, Inc.	1,695	15,119
	Pentair P.L.C.	132,057	4,567,852
*	Performant Financial Corp.	53,377	37,364
*	Perma-Fix Environmental Services	1,601	9,606
*	Perma-Pipe International Holdings, Inc.	2,769	16,060
*	PGT Innovations, Inc.	68,257	705,777
*	PICO Holdings, Inc.	11,695	100,109
#	Pitney Bowes, Inc.	137,855	486,628
	Powell Industries, Inc.	13,722	348,127
	Preformed Line Products Co.	4,777	237,321
	Primoris Services Corp.	53,763	839,240
*	Proto Labs, Inc.	16,397	1,665,771
#	Quad/Graphics, Inc.	49,192	182,994
	Quanex Building Products Corp.	37,564	468,423
	Quanta Services, Inc.	125,774	4,573,143
*	Radiant Logistics, Inc.	48,514	207,640
	Raven Industries, Inc.	33,279	741,123
	Raytheon Technologies Corp.	327,694	21,237,848
*	RBC Bearings, Inc.	17,976	2,277,200
*	RCM Technologies, Inc.	6,052	8,775
#*	Red Violet, Inc.	746	14,196
	Regal Beloit Corp.	42,050	2,985,970
	Republic Services, Inc.	139,234	10,907,592
*	Resideo Technologies, Inc.	55,746	285,977
	Resources Connection, Inc.	35,814	389,656
	REV Group, Inc.	66,072	351,503
	Rexnord Corp.	127,123	3,466,644
	Robert Half International, Inc.	70,875	3,350,261
	Rockwell Automation, Inc.	43,604	8,262,086
#	Rollins, Inc.	85,825	3,433,000
	Roper Technologies, Inc.	19,137	6,526,291

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class A	30,676	$1,150,350
	Rush Enterprises, Inc., Class B	1,308	46,185
	Ryder System, Inc.	58,181	2,059,607
*	Saia, Inc.	33,038	3,056,676
	Schneider National, Inc., Class B	12,934	283,384
	Scorpio Bulkers, Inc.	6,156	157,778
*	Sensata Technologies Holding P.L.C.	138,570	5,041,177
*	SIFCO Industries, Inc.	1,400	3,414
	Simpson Manufacturing Co., Inc.	48,044	3,463,972
#*	SiteOne Landscape Supply, Inc.	29,597	2,623,182
	SkyWest, Inc.	56,684	1,754,370
	Snap-on, Inc.	35,034	4,564,580
	Southwest Airlines Co.	285,281	8,915,031
*	SP Plus Corp.	25,801	544,143
	Spartan Motors, Inc.	32,820	462,434
	Spirit AeroSystems Holdings, Inc., Class A	77,839	1,724,912
#*	Spirit Airlines, Inc.	76,801	1,153,551
*	SPX Corp.	49,028	1,869,438
*	SPX FLOW, Inc.	49,864	1,624,070
	Standex International Corp.	12,499	622,950
	Stanley Black & Decker, Inc.	57,601	6,347,630
	Steelcase, Inc., Class A	100,341	1,098,734
#*	Stericycle, Inc.	33,348	1,627,382
*	Sterling Construction Co., Inc.	18,672	184,479
*	Sunrun, Inc.	131,754	1,848,509
	Systemax, Inc.	26,758	531,414
#*	Team, Inc.	32,574	200,982
*	Teledyne Technologies, Inc.	20,842	6,787,614
	Tennant Co.	21,274	1,258,783
	Terex Corp.	79,320	1,204,871
	Tetra Tech, Inc.	53,712	4,043,439
*	Textainer Group Holdings, Ltd.	58,438	513,086
	Textron, Inc.	146,297	3,856,389
*	Thermon Group Holdings, Inc.	36,693	560,669
	Timken Co. (The)	69,507	2,612,073
	Titan International, Inc.	68,665	96,818
*	Titan Machinery, Inc.	26,746	251,412
	Toro Co. (The)	80,842	5,158,528
#*	TPI Composites, Inc.	32,895	576,649
	Trane Technologies P.L.C.	84,787	7,412,080
*	Transcat, Inc.	5,991	168,287
	TransDigm Group, Inc.	9,527	3,459,063
	TransUnion	43,924	3,460,772
#*	Trex Co., Inc.	58,144	5,536,472
*	TriMas Corp.	51,470	1,227,045
*	TriNet Group, Inc.	55,574	2,721,459
	Trinity Industries, Inc.	131,882	2,544,004
	Triton International, Ltd.	80,389	2,490,451
	Triumph Group, Inc.	35,375	249,040
*	TrueBlue, Inc.	43,338	673,039
#*	Tutor Perini Corp.	60,130	420,910
*	Twin Disc, Inc.	11,080	66,591
#*	U.S. Xpress Enterprises, Inc., Class A	15,607	68,047
	UFP Industries, Inc.	74,546	3,065,332
*	Ultralife Corp.	10,343	72,918
	UniFirst Corp.	15,110	2,540,746
	Union Pacific Corp.	237,535	37,955,718
*	United Airlines Holdings, Inc.	194,883	5,764,639
	United Parcel Service, Inc., Class B	159,290	15,078,391

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	United Rentals, Inc.	60,012	$7,711,542
#*	Univar Solutions, Inc.	75,429	1,095,229
	Universal Logistics Holdings, Inc.	25,915	360,996
*	Upwork, Inc.	2,414	20,109
	US Ecology, Inc.	28,025	918,660
#*	USA Truck, Inc.	7,165	35,682
	Valmont Industries, Inc.	20,143	2,361,565
*	Vectrus, Inc.	12,323	640,919
	Verisk Analytics, Inc.	39,871	6,093,485
*	Veritiv Corp.	17,364	162,701
	Viad Corp.	23,604	565,788
#*	Vicor Corp.	14,805	787,182
*	Virco Manufacturing Corp.	2,861	6,809
*	Volt Information Sciences, Inc.	6,239	5,303
	VSE Corp.	12,191	234,311
	Wabash National Corp.	61,829	506,998
*	WABCO Holdings, Inc.	43,139	5,797,019
	Wabtec Corp.	56,437	3,184,176
	Waste Management, Inc.	108,625	10,864,672
	Watsco, Inc.	23,954	3,856,354
	Watsco, Inc., Class B	1,750	283,938
	Watts Water Technologies, Inc., Class A	28,582	2,355,157
*	Welbilt, Inc.	109,890	541,758
	Werner Enterprises, Inc.	91,133	3,656,256
*	WESCO International, Inc.	46,978	1,215,321
#*	Willdan Group, Inc.	2,228	56,502
*	Willis Lease Finance Corp.	4,690	93,847
*	WillScot Corp.	103,402	1,204,633
	Woodward, Inc.	58,604	3,549,058
	WW Grainger, Inc.	24,242	6,680,610
#*	XPO Logistics, Inc.	137,833	9,198,974
	Xylem, Inc.	89,170	6,411,323

TOTAL INDUSTRIALS			1,091,250,974

INFORMATION TECHNOLOGY — (24.0%)
#*	2U, Inc.	7,228	171,665
#*	3D Systems Corp.	110,740	940,183
*	Acacia Communications, Inc.	30,215	2,045,253
	Accenture P.L.C., Class A	148,259	27,456,084
*	ACI Worldwide, Inc.	139,016	3,809,038
#*	ACM Research, Inc., Class A	472	18,847
#*	Adesto Technologies Corp.	25,667	304,154
*	Adobe, Inc.	25,222	8,919,508
	ADTRAN, Inc.	50,098	515,007
*	Advanced Energy Industries, Inc.	36,419	2,024,896
*	Advanced Micro Devices, Inc.	88,181	4,619,803
*	Agilysys, Inc.	15,740	308,347
*	Airgain, Inc.	3,707	29,990
*	Akamai Technologies, Inc.	79,183	7,736,971
*	Alarm.com Holdings, Inc.	13,800	617,274
*	Alithya Group, Inc., Class A	12,595	22,797
*	ALJ Regional Holdings, Inc.	19,718	11,040
	Alliance Data Systems Corp.	28,773	1,440,664
*	Alpha & Omega Semiconductor, Ltd.	27,852	335,060
#*	Altair Engineering, Inc., Class A	3,949	130,278
#*	Alteryx, Inc., Class A	3,051	345,312
*	Ambarella, Inc.	29,564	1,554,475
	Amdocs, Ltd.	55,413	3,570,814
	American Software, Inc., Class A	22,622	372,811

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amkor Technology, Inc.	270,442	$2,671,967
	Amphenol Corp., Class A	52,728	4,653,773
*	Amtech Systems, Inc.	13,453	66,727
	Analog Devices, Inc.	108,455	11,886,668
*	Anixter International, Inc.	41,080	3,814,689
*	ANSYS, Inc.	28,861	7,556,676
*	Appfolio, Inc., Class A	7,360	808,570
	Apple, Inc.	1,470,798	432,120,452
	Applied Materials, Inc.	281,061	13,963,110
#*	Applied Optoelectronics, Inc.	9,865	105,753
*	Arista Networks, Inc.	21,133	4,634,467
*	Arlo Technologies, Inc.	50,947	139,595
*	Arrow Electronics, Inc.	71,420	4,493,746
*	Aspen Technology, Inc.	42,849	4,381,310
	AstroNova, Inc.	3,998	28,106
#*	Asure Software, Inc.	5,929	36,523
*	Atlassian Corp. P.L.C., Class A	4,739	736,867
*	Autodesk, Inc.	18,873	3,531,704
	Automatic Data Processing, Inc.	96,789	14,197,978
*	Avalara, Inc.	4,886	436,662
#*	Avaya Holdings Corp.	106,905	1,062,636
*	Aviat Networks, Inc.	2,990	28,614
*	Avid Technology, Inc.	36,487	256,139
	Avnet, Inc.	110,063	3,304,091
*	Aware, Inc.	6,547	16,695
*	Axcelis Technologies, Inc.	36,882	861,564
*	AXT, Inc.	45,804	253,296
	Badger Meter, Inc.	37,233	2,197,864
	Bel Fuse, Inc., Class A	1,600	11,376
	Bel Fuse, Inc., Class B	10,720	79,971
	Belden, Inc.	51,001	1,743,724
	Benchmark Electronics, Inc.	42,741	883,029
*	BK Technologies Corp.	766	2,160
*	Black Knight, Inc.	67,365	4,753,948
	Blackbaud, Inc.	27,523	1,520,921
#*	Blackline Inc.	9,804	595,495
	Booz Allen Hamilton Holding Corp.	97,819	7,183,827
*	Bottomline Technologies De, Inc.	17,340	721,864
*	Brightcove, Inc.	10,100	78,780
	Broadcom, Inc.	69,499	18,877,318
	Broadridge Financial Solutions, Inc.	58,348	6,768,368
	Brooks Automation, Inc.	64,249	2,472,944
*	BSQUARE Corp.	9,139	9,048
	Cabot Microelectronics Corp.	26,019	3,188,368
*	CACI International, Inc., Class A	24,183	6,049,136
*	Cadence Design Systems, Inc.	96,715	7,846,488
*	CalAmp Corp.	38,323	257,531
*	Calix, Inc.	55,382	636,893
#*	Cardtronics P.L.C., Class A	48,891	1,119,604
	Cass Information Systems, Inc.	13,663	548,023
	CDK Global, Inc.	52,612	2,066,599
	CDW Corp.	75,620	8,378,696
#	Cerence Inc.	28,413	601,219
#*	Ceridian HCM Holding, Inc.	966	56,965
*	CEVA, Inc.	19,824	621,482
*	ChannelAdvisor Corp.	18,912	195,361
*	Ciena Corp.	148,389	6,862,991
*	Cirrus Logic, Inc.	68,583	5,184,875
	Cisco Systems, Inc.	1,202,069	50,943,684

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Citrix Systems, Inc.	37,090	$5,378,421
*	Clearfield, Inc.	7,734	100,774
	Cognex Corp.	63,600	3,513,264
	Cognizant Technology Solutions Corp., Class A	165,341	9,593,085
*	Coherent, Inc.	21,708	2,775,802
	Cohu, Inc.	48,266	797,837
	Communications Systems, Inc.	6,432	36,598
*	CommVault Systems, Inc.	12,356	527,478
*	Computer Task Group, Inc.	11,157	46,859
	Comtech Telecommunications Corp.	27,733	513,338
*	Conduent, Inc.	184,203	464,192
*	Cornerstone OnDemand Inc.	11,984	402,183
	Corning, Inc.	330,281	7,269,485
*	Coupa Software, Inc.	4,016	707,177
#*	Cree, Inc.	80,541	3,473,733
	CSG Systems International, Inc.	39,407	1,914,392
	CTS Corp.	32,666	756,545
*	CyberOptics Corp.	4,601	117,740
	Daktronics, Inc.	45,909	207,509
*	DASAN Zhone Solutions, Inc.	15,810	101,342
*	Data I/O Corp.	5,845	16,834
*	Dell Technologies, Inc., Class C	15,330	654,438
*	Digi International, Inc.	31,463	357,105
*	Diodes, Inc.	61,941	3,152,177
*	DocuSign, Inc.	9,541	999,420
	Dolby Laboratories, Inc., Class A	46,631	2,799,259
*	Dropbox, Inc., Class A	38,671	812,864
*	DSP Group, Inc.	20,898	360,491
	DXC Technology Co.	144,247	2,615,198
#	Ebix, Inc.	35,764	748,541
*	EchoStar Corp., Class A	37,483	1,182,589
*	eGain Corp.	3,704	30,743
*	EMCORE Corp.	21,229	57,955
*	Endurance International Group Holdings, Inc.	87,594	224,679
#*	Enphase Energy Inc.	56,172	2,630,535
	Entegris, Inc.	136,196	7,385,909
*	Envestnet, Inc.	18,144	1,134,363
*	EPAM Systems, Inc.	20,040	4,426,636
*	ePlus, Inc.	15,713	1,111,695
*	Euronet Worldwide, Inc.	45,560	4,180,586
	EVERTEC, Inc.	68,184	1,727,783
*	Evo Payments, Inc., Class A	2,600	51,766
*	ExlService Holdings, Inc.	32,456	2,003,509
*	Extreme Networks, Inc.	17,695	60,163
*	F5 Networks, Inc.	26,777	3,728,965
*	Fabrinet	50,625	3,176,719
*	Fair Isaac Corp.	24,279	8,569,030
*	FARO Technologies, Inc.	19,942	1,094,616
	Fidelity National Information Services, Inc.	101,743	13,418,884
#*	Finjan Holdings, Inc.	14,482	17,813
*	FireEye, Inc.	58,130	669,076
#*	First Solar, Inc.	78,838	3,469,660
*	Fiserv, Inc.	96,747	9,970,746
*	Fitbit, Inc., Class A	268,299	1,794,920
*	FleetCor Technologies, Inc.	40,945	9,877,981
*	Flex, Ltd.	336,356	3,282,835
	FLIR Systems, Inc.	116,230	5,044,382
*	FormFactor, Inc.	97,119	2,262,873
*	Fortinet, Inc.	36,878	3,973,236

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Frequency Electronics, Inc.	4,145	$41,657
*	Gartner, Inc.	18,874	2,242,420
*	Genasys, Inc.	6,445	24,942
	Genpact, Ltd.	169,717	5,843,356
	Global Payments, Inc.	96,145	15,961,993
	GlobalSCAPE, Inc.	3,392	31,613
#*	Globant SA	16,454	1,903,234
*	GoDaddy, Inc., Class A	36,408	2,527,807
*	GSE Systems, Inc.	8,763	9,201
*	GSI Technology, Inc.	14,940	115,486
#*	GTT Communications, Inc.	60,847	691,222
#*	Guidewire Software, Inc.	20,883	1,897,012
	Hackett Group, Inc. (The)	31,360	465,069
*	Harmonic, Inc.	87,598	508,068
	Hewlett Packard Enterprise Co.	616,923	6,206,245
	HP, Inc.	243,212	3,772,218
#*	HubSpot, Inc.	5,559	937,414
*	Ichor Holdings, Ltd.	22,161	551,809
*	Identiv, Inc.	1,600	5,168
#*	IEC Electronics Corp.	4,588	33,447
#*	II-VI, Inc.	54,088	1,861,709
#*	Immersion Corp.	29,118	202,661
#*	Infinera Corp.	171,116	1,054,930
*	Information Services Group, Inc.	22,709	56,773
#*	Inphi Corp.	23,275	2,246,969
#*	Inseego Corp.	10,653	127,303
*	Insight Enterprises, Inc.	40,341	2,190,113
	Intel Corp.	1,824,849	109,454,443
	InterDigital, Inc.	29,241	1,689,253
	International Business Machines Corp.	253,782	31,864,868
*	inTEST Corp.	2,800	9,856
*	Intevac, Inc.	13,969	76,830
	Intuit, Inc.	39,649	10,697,697
#*	IPG Photonics Corp.	38,485	4,977,265
*	Iteris, Inc.	21,217	84,656
*	Itron, Inc.	38,719	2,703,361
#	j2 Global, Inc.	47,959	3,867,414
	Jabil, Inc.	243,345	6,920,732
	Jack Henry & Associates, Inc.	39,557	6,469,547
	Juniper Networks, Inc.	134,523	2,905,697
	KBR, Inc.	159,242	3,226,243
	KEMET Corp.	69,897	1,887,918
*	Key Tronic Corp.	5,745	26,599
*	Keysight Technologies, Inc.	99,200	9,599,584
*	Kimball Electronics, Inc.	17,079	230,908
	KLA Corp.	59,798	9,812,254
*	Knowles Corp.	103,630	1,611,447
	Kulicke & Soffa Industries, Inc.	80,636	1,932,845
*	KVH Industries, Inc.	13,737	127,479
	Lam Research Corp.	83,915	21,421,821
*	Lattice Semiconductor Corp.	105,555	2,376,043
	Leidos Holdings, Inc.	84,551	8,354,484
*	Limelight Networks, Inc.	97,014	491,861
	Littelfuse, Inc.	18,826	2,734,288
*	LiveRamp Holdings, Inc.	75,374	2,853,660
	LogMeIn, Inc.	36,893	3,152,876
#*	Lumentum Holdings, Inc.	35,153	2,844,229
*	Luna Innovations, Inc.	21,473	163,839
#*	MACOM Technology Solutions Holdings, Inc.	50,146	1,537,476

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	MagnaChip Semiconductor Corp.	16,223	$187,700
*	Majesco	3,787	21,131
*	Manhattan Associates, Inc.	66,598	4,724,462
	ManTech International Corp., Class A	33,094	2,467,489
	Marvell Technology Group, Ltd.	259,076	6,927,692
	Mastercard, Inc., Class A	216,100	59,421,017
	Maxim Integrated Products, Inc.	86,501	4,755,825
	MAXIMUS, Inc.	65,681	4,421,645
*	MaxLinear, Inc.	66,481	1,096,272
	Methode Electronics, Inc.	41,613	1,249,222
	Microchip Technology, Inc.	73,983	6,490,529
*	Micron Technology, Inc.	577,622	27,662,318
	Microsoft Corp.	1,706,556	305,831,901
*	MicroStrategy, Inc., Class A	7,544	953,034
*	Mimecast, Ltd.	7,559	309,163
*	Mitek Systems, Inc.	23,421	218,518
	MKS Instruments, Inc.	54,977	5,510,345
#*	MoneyGram International, Inc.	37,429	62,132
#*	MongoDB, Inc.	2,811	455,747
	Monolithic Power Systems, Inc.	16,510	3,300,514
	Motorola Solutions, Inc.	35,174	5,058,373
	MTS Systems Corp.	21,076	448,287
#*	Napco Security Technologies, Inc.	7,089	142,064
	National Instruments Corp.	70,927	2,725,015
#*	NCR Corp.	95,736	1,964,503
*	NeoPhotonics Corp.	41,502	399,249
	NetApp, Inc.	122,597	5,366,071
*	NETGEAR, Inc.	33,044	792,395
*	Netscout Systems, Inc.	82,859	2,194,106
*	NetSol Technologies, Inc.	3,510	7,968
	Network-1 Technologies, Inc.	8,087	18,196
	NIC, Inc.	54,808	1,327,998
	NortonLifeLock Inc.	162,399	3,454,227
*	Novanta, Inc.	28,542	2,480,014
*	Nuance Communications, Inc.	148,321	2,996,084
	NVE Corp.	3,642	206,756
	NVIDIA Corp.	71,917	21,019,901
*	Okta, Inc.	7,869	1,190,580
*	ON Semiconductor Corp.	440,330	7,065,095
*	OneSpan, Inc.	37,651	632,537
*	Onto Innovation Inc.	61,238	1,987,785
	Oracle Corp.	657,349	34,819,777
*	OSI Systems, Inc.	20,737	1,500,944
*	Palo Alto Networks, Inc.	5,065	995,323
#*	PAR Technology Corp.	8,164	154,381
	Paychex, Inc.	99,866	6,842,818
*	Paycom Software, Inc.	37,116	9,688,018
#*	Paylocity Holding Corp.	22,325	2,556,882
*	PayPal Holdings, Inc.	103,713	12,756,699
	PC Connection, Inc.	33,214	1,526,183
	PC-Tel, Inc.	14,847	101,405
*	PDF Solutions, Inc.	32,204	514,298
	Pegasystems, Inc.	23,264	1,945,336
*	Perceptron, Inc.	8,358	23,486
*	Perficient, Inc.	47,526	1,655,331
	Perspecta, Inc.	78,852	1,700,838
*	PFSweb, Inc.	15,487	65,045
*	Photronics, Inc.	80,157	957,876
*	Pixelworks, Inc.	15,908	73,018

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Plantronics, Inc.	44,795	$632,505
*	Plexus Corp.	36,434	2,284,047
	Power Integrations, Inc.	22,167	2,268,792
*	Powerfleet, Inc.	4,988	23,942
*	PRGX Global, Inc.	19,607	78,624
	Progress Software Corp.	58,751	2,403,503
*	Proofpoint, Inc.	7,261	883,882
*	PTC, Inc.	21,547	1,492,130
*	Pure Storage, Inc., Class A	58,228	838,483
	QAD, Inc., Class A	8,284	350,579
	QAD, Inc., Class B	1,920	57,504
*	Qorvo, Inc.	79,280	7,771,818
	QUALCOMM, Inc.	407,518	32,059,441
#*	Qualys, Inc.	22,382	2,359,958
*	Rambus, Inc.	128,200	1,606,346
*	RealNetworks, Inc.	65,004	48,831
#*	RealPage, Inc.	26,839	1,730,847
*	Ribbon Communications, Inc.	118,289	431,163
	Richardson Electronics, Ltd.	8,608	34,432
*	RingCentral, Inc., Class A	6,933	1,584,398
*	Rogers Corp.	18,677	2,073,894
*	Rosetta Stone, Inc.	15,810	270,035
	Sabre Corp.	196,123	1,425,814
#*	Sailpoint Technologies Holdings, Inc.	14,819	275,485
*	salesforce.com, Inc.	40,698	6,591,041
*	Sanmina Corp.	79,257	2,197,797
	Sapiens International Corp. NV	16,847	416,795
*	ScanSource, Inc.	29,473	763,940
	Science Applications International Corp.	56,081	4,579,574
*	Seachange International, Inc.	29,323	87,089
	Seagate Technology P.L.C.	118,040	5,896,098
#*	SecureWorks Corp., Class A	4,100	46,658
*	Semtech Corp.	54,038	2,444,679
*	ServiceNow, Inc.	6,357	2,234,740
*	ServiceSource International, Inc.	30,324	37,299
*	Silicon Laboratories, Inc.	21,126	2,053,870
	Skyworks Solutions, Inc.	103,109	10,710,963
#*	SMART Global Holdings, Inc.	26,976	682,223
*	SMTC Corp.	12,467	38,772
#*	SolarEdge Technologies, Inc.	51,220	5,715,640
*	Splunk, Inc.	7,924	1,112,213
*	SPS Commerce, Inc.	18,581	1,031,431
*	Square, Inc., Class A	9,357	609,515
	SS&C Technologies Holdings, Inc.	86,673	4,780,883
*	StarTek, Inc.	29,265	122,035
*	Steel Connect, Inc.	53,705	41,353
#*	Stratasys, Ltd.	61,081	1,081,134
*	Super Micro Computer, Inc.	8,627	197,558
*	Sykes Enterprises, Inc.	48,314	1,383,230
*	Synacor, Inc.	3,670	5,322
*	Synaptics, Inc.	35,861	2,344,951
#*	Synchronoss Technologies, Inc.	30,922	106,681
	SYNNEX Corp.	51,940	4,547,866
*	Synopsys, Inc.	44,219	6,947,689
	TE Connectivity, Ltd.	138,764	10,193,603
*	Tech Data Corp.	44,291	6,229,086
*	Telenav, Inc.	35,217	164,463
#*	Teradata Corp.	102,651	2,524,188
	Teradyne, Inc.	128,658	8,046,271

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	TESSCO Technologies, Inc.	6,626	$40,816
	Texas Instruments, Inc.	256,744	29,800,276
	TiVo Corp.	101,944	716,666
#*	Trade Desk, Inc. (The), Class A	8,174	2,391,549
	TransAct Technologies, Inc.	6,652	28,271
*	Trimble, Inc.	75,411	2,611,483
	TTEC Holdings, Inc.	53,568	2,088,081
*	TTM Technologies, Inc.	118,374	1,371,955
#*	Twilio, Inc., Class A	21,721	2,439,268
*	Tyler Technologies, Inc.	6,954	2,230,078
#	Ubiquiti, Inc.	28,492	4,616,559
*	Ultra Clean Holdings, Inc.	44,751	822,971
*	Unisys Corp.	20,516	258,296
	Universal Display Corp.	11,976	1,797,837
#*	Upland Software, Inc.	4,874	154,165
*	Veeco Instruments, Inc.	57,003	623,043
*	Verint Systems, Inc.	52,741	2,254,150
*	VeriSign, Inc.	25,382	5,317,275
*	ViaSat, Inc.	39,920	1,692,608
*	Viavi Solutions, Inc.	203,831	2,462,278
*	Virtusa Corp.	29,274	966,042
	Visa, Inc., Class A	398,435	71,208,303
	Vishay Intertechnology, Inc.	154,020	2,555,192
*	Vishay Precision Group, Inc.	10,529	243,430
#*	VMware, Inc., Class A	13,167	1,731,724
	Wayside Technology Group, Inc.	3,335	51,693
	Western Digital Corp.	116,864	5,385,093
	Western Union Co. (The)	151,698	2,892,881
*	WEX, Inc.	24,105	3,189,574
*	Workday, Inc., Class A	3,900	600,210
*	Xerox Holdings Corp.	133,160	2,435,496
	Xilinx, Inc.	95,771	8,370,385
	Xperi Corp.	59,761	913,148
*	Zebra Technologies Corp., Class A	42,686	9,803,267
*	Zendesk, Inc.	6,772	520,631
*	Zix Corp.	18,593	101,890
#*	Zscaler, Inc.	4,824	323,594

TOTAL INFORMATION TECHNOLOGY			2,090,584,040

MATERIALS — (3.9%)
#	Advanced Emissions Solutions, Inc.	1,692	12,572
*	AdvanSix, Inc.	31,317	381,441
#*	AgroFresh Solutions, Inc.	19,213	38,618
	Air Products & Chemicals, Inc.	39,001	8,797,846
	Albemarle Corp.	63,888	3,924,640
*	Alcoa Corp.	87,091	709,792
#*	Allegheny Technologies, Inc.	98,654	740,892
*	Amcor, PLC	554,262	4,971,730
	American Vanguard Corp.	35,319	443,960
#*	Ampco-Pittsburgh Corp.	3,640	13,614
	AptarGroup, Inc.	73,152	7,833,116
*	Arconic Corp.	51,172	446,220
	Ashland Global Holdings, Inc.	39,372	2,428,859
	Avery Dennison Corp.	73,397	8,102,295
*	Axalta Coating Systems, Ltd.	211,617	4,177,320
	Balchem Corp.	30,150	2,690,586
	Ball Corp.	185,037	12,136,577
*	Berry Global Group, Inc.	109,212	4,345,545
	Boise Cascade Co.	43,975	1,375,098

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	58,563	$1,984,700
	Carpenter Technology Corp.	54,026	1,197,756
	Celanese Corp.	75,964	6,310,329
*	Century Aluminum Co.	96,028	417,722
	CF Industries Holdings, Inc.	115,649	3,180,347
	Chase Corp.	9,126	860,217
	Chemours Co. (The)	108,352	1,270,969
*	Clearwater Paper Corp.	18,322	438,629
	Cleveland-Cliffs, Inc.	391,743	1,715,834
*	Coeur Mining, Inc.	272,708	1,148,101
	Commercial Metals Co.	132,653	2,114,489
	Compass Minerals International, Inc.	38,224	1,879,092
*	Contango ORE, Inc.	780	8,190
*	Core Molding Technologies, Inc.	6,699	16,881
*	Corteva, Inc.	213,081	5,580,591
*	Crown Holdings, Inc.	96,831	6,236,885
	Domtar Corp.	63,134	1,474,810
*	Dow, Inc.	256,349	9,405,445
	DuPont de Nemours, Inc.	132,045	6,208,756
	Eagle Materials, Inc.	33,680	2,054,817
	Eastman Chemical Co.	69,993	4,235,276
	Ecolab, Inc.	33,308	6,445,098
*	Element Solutions, Inc.	281,259	2,882,905
*	Ferro Corp.	95,376	950,899
*	Ferroglobe P.L.C.	101,036	52,044
»	Ferroglobe Representation & Warranty Insurance Trust	47,466	0
#*	Flotek Industries, Inc.	43,297	38,855
	FMC Corp.	55,416	5,092,730
	Freeport-McMoRan, Inc.	545,789	4,819,317
	Friedman Industries, Inc.	5,121	21,815
	FutureFuel Corp.	43,253	448,966
*	GCP Applied Technologies, Inc.	67,994	1,164,057
	Gold Resource Corp.	70,007	289,129
	Graphic Packaging Holding Co.	327,906	4,377,545
	Greif, Inc., Class A	29,258	991,554
	Greif, Inc., Class B	12,847	510,668
	Hawkins, Inc.	11,947	447,176
	Haynes International, Inc.	14,840	327,964
	HB Fuller Co.	57,657	2,121,201
	Hecla Mining Co.	255,507	671,983
	Huntsman Corp.	246,047	4,136,050
*	Ingevity Corp.	34,911	1,812,579
	Innospec, Inc.	25,734	1,866,230
	International Flavors & Fragrances, Inc.	19,260	2,523,638
	International Paper Co.	194,711	6,668,852
*	Intrepid Potash, Inc.	153,694	148,023
	Kaiser Aluminum Corp.	12,565	907,570
*	Koppers Holdings, Inc.	23,341	367,854
*	Kraton Corp.	35,621	556,044
	Kronos Worldwide, Inc.	80,607	764,960
	Linde P.L.C.	50,058	9,210,171
#*	Livent Corp.	138,454	858,415
	Louisiana-Pacific Corp.	108,552	2,171,040
#*	LSB Industries, Inc.	29,408	58,522
	LyondellBasell Industries NV, Class A	147,789	8,564,373
	Martin Marietta Materials, Inc.	26,524	5,045,660
	Materion Corp.	24,850	1,285,739
	Mercer International, Inc.	77,089	777,057
	Minerals Technologies, Inc.	38,676	1,703,291

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co. (The)	153,756	$1,769,732
	Myers Industries, Inc.	41,536	513,385
	Neenah, Inc.	17,675	863,600
	NewMarket Corp.	7,928	3,261,896
	Newmont Corp.	176,118	10,475,499
	Nexa Resources SA	3,500	14,665
	Northern Technologies International Corp.	5,456	44,412
	Nucor Corp.	154,400	6,359,736
	O-I Glass, Inc.	174,914	1,441,291
	Olin Corp.	175,728	2,345,969
	Olympic Steel, Inc.	13,520	127,629
	Packaging Corp. of America	63,610	6,147,906
	PH Glatfelter Co.	48,803	712,524
	PolyOne Corp.	84,660	1,971,731
	PPG Industries, Inc.	115,789	10,517,115
*	PQ Group Holdings, Inc.	3,040	35,629
#*	Ramaco Resources, Inc.	6,117	14,436
	Rayonier Advanced Materials, Inc.	61,501	109,472
	Reliance Steel & Aluminum Co.	71,129	6,371,736
*	Resolute Forest Products, Inc.	96,309	232,105
	Royal Gold, Inc.	47,315	5,797,507
	RPM International, Inc.	99,801	6,627,784
*	Ryerson Holding Corp.	35,653	164,717
	Schnitzer Steel Industries, Inc., Class A	30,228	470,348
	Schweitzer-Mauduit International, Inc.	36,271	1,168,652
	Scotts Miracle-Gro Co. (The)	49,063	6,085,284
	Sealed Air Corp.	74,941	2,142,563
	Sensient Technologies Corp.	39,299	1,878,099
	Sherwin-Williams Co. (The)	22,022	11,811,940
	Silgan Holdings, Inc.	128,720	4,440,840
	Sonoco Products Co.	103,065	5,033,695
#	Southern Copper Corp.	22,465	728,765
	Steel Dynamics, Inc.	195,556	4,746,144
	Stepan Co.	28,889	2,756,011
*	Summit Materials, Inc., Class A	127,123	1,920,828
	SunCoke Energy, Inc.	97,748	307,906
*	Synalloy Corp.	5,922	52,350
#	Tecnoglass, Inc.	19,302	77,980
*	TimkenSteel Corp.	52,805	137,293
*	Trecora Resources	20,945	123,575
	Tredegar Corp.	34,968	576,273
	Trinseo SA	42,992	879,186
*	Tronox Holdings P.L.C., Class A	156,758	1,069,090
*	UFP Technologies, Inc.	5,584	240,112
	United States Lime & Minerals, Inc.	5,417	433,902
#	United States Steel Corp.	191,001	1,466,888
*	Universal Stainless & Alloy Products, Inc.	9,341	69,777
#*	US Concrete, Inc.	19,871	381,126
	Valvoline, Inc.	121,136	2,082,328
*	Venator Materials P.L.C.	59,131	75,096
*	Verso Corp., Class A	39,389	547,113
	Vulcan Materials Co.	44,838	5,065,349
	Warrior Met Coal, Inc.	57,399	720,357
	Westlake Chemical Corp.	79,109	3,437,286
	WestRock Co.	125,734	4,047,377
	Worthington Industries, Inc.	53,101	1,403,990
	WR Grace & Co.	40,003	1,889,342

TOTAL MATERIALS			336,577,872

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	743	$13,931
#*	Altisource Portfolio Solutions SA	8,399	70,132
*	CBRE Group, Inc., Class A	175,189	7,520,864
*	CKX Lands, Inc.	39	334
	Consolidated-Tomoka Land Co.	5,372	225,785
#*	Cushman & Wakefield PLC	584	7,107
#*	Five Point Holdings LLC, Class A	3,182	17,946
#*	Forestar Group, Inc.	6,970	91,934
*	FRP Holdings, Inc.	10,189	443,120
	Griffin Industrial Realty, Inc.	3,069	117,911
*	Howard Hughes Corp. (The)	32,393	1,754,405
	Jones Lang LaSalle, Inc.	42,425	4,479,232
	Kennedy-Wilson Holdings, Inc.	153,377	2,170,285
*	Marcus & Millichap, Inc.	36,425	1,058,146
	Newmark Group, Inc., Class A	167,531	650,020
*	Rafael Holdings, Inc., Class B	16,232	229,034
	RE/MAX Holdings, Inc., Class A	20,093	528,245
	RMR Group, Inc. (The), Class A	12,637	374,813
#*	St Joe Co. (The)	60,104	1,099,903
*	Stratus Properties, Inc.	7,316	122,689
*	Tejon Ranch Co.	29,287	401,232
#*	Trinity Place Holdings, Inc.	16,037	23,735

TOTAL REAL ESTATE			21,400,803

UTILITIES — (2.0%)
	AES Corp.	259,356	3,436,467
	ALLETE, Inc.	24,427	1,406,018
	Alliant Energy Corp.	46,351	2,250,341
	Ameren Corp.	53,056	3,859,824
	American Electric Power Co., Inc.	37,600	3,124,936
	American States Water Co.	26,118	2,072,986
	American Water Works Co., Inc.	39,126	4,761,243
	Artesian Resources Corp., Class A	6,355	219,438
	Atlantica Yield P.L.C.	92,208	2,207,459
	Atmos Energy Corp.	35,933	3,664,088
	Avangrid, Inc.	24,409	1,049,587
	Avista Corp.	39,964	1,720,050
	Black Hills Corp.	40,178	2,488,625
	California Water Service Group	43,574	1,957,344
	CenterPoint Energy, Inc.	89,595	1,525,803
	Chesapeake Utilities Corp.	14,778	1,298,691
	Clearway Energy, Inc., Class A	17,052	318,872
	Clearway Energy, Inc., Class C	47,356	948,541
	CMS Energy Corp.	57,732	3,295,920
	Consolidated Edison, Inc.	46,085	3,631,498
	Consolidated Water Co., Ltd.	8,030	120,611
	Dominion Energy, Inc.	63,687	4,912,178
	DTE Energy Co.	40,700	4,222,218
	Duke Energy Corp.	55,681	4,713,953
	Edison International	78,669	4,618,657
	El Paso Electric Co.	35,161	2,390,948
	Entergy Corp.	43,092	4,115,717
	Essential Utilities, Inc.	70,122	2,930,398
	Evergy, Inc.	77,224	4,512,198
	Eversource Energy	53,161	4,290,093
	Exelon Corp.	73,679	2,732,017
	FirstEnergy Corp.	72,534	2,993,478
	Genie Energy, Ltd., Class B	15,076	118,799
	Hawaiian Electric Industries, Inc.	46,687	1,842,736

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
IDACORP, Inc.	27,260	$2,501,923
MDU Resources Group, Inc.	130,696	2,935,432
MGE Energy, Inc.	27,121	1,753,644
Middlesex Water Co.	14,184	855,295
National Fuel Gas Co.	37,254	1,527,414
New Jersey Resources Corp.	65,976	2,228,669
NextEra Energy, Inc.	37,386	8,640,652
NiSource, Inc.	106,538	2,675,169
Northwest Natural Holding Co.	21,381	1,391,903
NorthWestern Corp.	39,247	2,264,159
NRG Energy, Inc.	176,581	5,920,761
OGE Energy Corp.	77,354	2,438,198
ONE Gas, Inc.	29,343	2,338,930
Ormat Technologies, Inc.	52,901	3,301,551
Otter Tail Corp.	35,299	1,566,570
Pinnacle West Capital Corp.	23,622	1,818,658
PNM Resources, Inc.	53,875	2,181,399
Portland General Electric Co.	53,704	2,512,810
PPL Corp.	156,485	3,977,849
Public Service Enterprise Group, Inc.	50,049	2,537,985
* Pure Cycle Corp.	13,614	139,816
RGC Resources, Inc.	4,261	105,971
Sempra Energy	21,416	2,652,372
SJW Group	21,754	1,295,016
South Jersey Industries, Inc.	65,039	1,859,465
Southern Co. (The)	79,663	4,519,282
Southwest Gas Holdings, Inc.	25,612	1,941,390
Spark Energy, Inc., Class A	6,094	43,999
Spire, Inc.	23,955	1,747,757
TerraForm Power, Inc., Class A	43,630	755,672
UGI Corp.	89,981	2,715,627
Unitil Corp.	12,237	615,643
Vistra Energy Corp.	298,203	5,826,887
WEC Energy Group, Inc.	42,285	3,828,907
Xcel Energy, Inc.	56,192	3,571,563
York Water Co. (The)	9,812	395,620

TOTAL UTILITIES		177,135,690

TOTAL COMMON STOCKS		8,550,171,336

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	9,450	236,250

INDUSTRIALS — (0.0%)
Air T Funding	38	836

TOTAL PREFERRED STOCKS		237,086

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,207	0

TOTAL INVESTMENT SECURITIES (Cost $5,290,579,705)		8,550,408,422

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.216%	27,391,638	27,391,638

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	10,501,092	$121,508,139

TOTAL INVESTMENTS — (100.0%) (Cost $5,439,448,388)		$8,699,308,199

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$646,358,516	—	—	$646,358,516
Consumer Discretionary	971,988,206	$3,654	—	971,991,860
Consumer Staples	540,299,462	—	—	540,299,462
Energy	264,971,234	—	—	264,971,234
Financials	1,227,722,974	30,036	—	1,227,753,010
Health Care	1,181,767,612	80,263	—	1,181,847,875
Industrials	1,091,250,974	—	—	1,091,250,974
Information Technology	2,090,584,040	—	—	2,090,584,040
Materials	336,577,872	—	—	336,577,872
Real Estate	21,400,803	—	—	21,400,803
Utilities	177,135,690	—	—	177,135,690
Preferred Stocks
Communication Services	236,250	—	—	236,250
Industrials	836	—	—	836
Temporary Cash Investments	27,391,638	—	—	27,391,638
Securities Lending Collateral	—	121,508,139	—	121,508,139

TOTAL	$8,577,686,107	$121,622,092	—	$8,699,308,199

See accompanying Notes to Financial Statements.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

	Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (5.3%)
* AMP, Ltd.	314,905	$290,550
Aurizon Holdings, Ltd.	173,465	526,961
Australia & New Zealand Banking Group, Ltd.	1,654,535	17,972,321
Bank of Queensland, Ltd.	63,577	214,371
Bendigo & Adelaide Bank, Ltd.	311,654	1,318,653
BlueScope Steel, Ltd.	936,231	6,110,650
Boral, Ltd.	291,194	565,931
Cleanaway Waste Management, Ltd.	521,063	628,675
Crown Resorts, Ltd.	74,497	476,899
Downer EDI, Ltd.	165,901	446,293
Fortescue Metals Group, Ltd.	1,680,744	12,844,661
Harvey Norman Holdings, Ltd.	940,640	1,687,713
Incitec Pivot, Ltd.	922,649	1,426,978
LendLease Group	49,186	391,808
LendLease Group	6,336	51,033
National Australia Bank, Ltd.	1,197,692	13,123,685
National Australia Bank, Ltd.	85,866	948,990
Newcrest Mining, Ltd.	430,915	7,733,391
Oil Search, Ltd.	1,809,793	3,551,746
Origin Energy, Ltd.	1,054,322	3,792,075
QBE Insurance Group, Ltd.	360,447	1,951,768
Qube Holdings, Ltd.	137,805	198,459
Rio Tinto, Ltd.	135	7,609
Santos, Ltd.	2,343,697	7,452,480
South32, Ltd.	2,920,911	3,673,491
Star Entertainment Grp, Ltd. (The)	155,045	303,960
Suncorp Group, Ltd.	636,420	3,783,428
Tabcorp Holdings, Ltd.	1,212,406	2,527,712
Westpac Banking Corp.	2,122,830	22,086,227
Westpac Banking Corp., Sponsored ADR	10,974	114,459
Woodside Petroleum, Ltd.	364,497	5,219,319
Worley, Ltd.	215,076	1,246,633

TOTAL AUSTRALIA		122,668,929

AUSTRIA — (0.1%)
Erste Group Bank AG	16,195	350,992
Raiffeisen Bank International AG	61,992	1,069,986

TOTAL AUSTRIA		1,420,978

BELGIUM — (1.1%)
Ageas	120,151	4,330,737
KBC Group NV	179,942	9,760,220
Solvay SA	80,595	6,295,088
UCB SA	68,110	6,241,526

TOTAL BELGIUM		26,627,571

CANADA — (8.7%)
AltaGas, Ltd.	111,722	1,335,575
Bank of Montreal 063671101	423,189	21,540,320
Bank of Montreal 2076009	105,440	5,360,817
Bank of Nova Scotia (The)	223,037	8,941,028
Bank of Nova Scotia (The)	358,569	14,392,960
Barrick Gold Corp.	451,382	11,618,964
Barrick Gold Corp.	38,527	990,914

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	127,081	$1,265,727
	Canadian Imperial Bank of Commerce	205,056	12,150,594
	Canadian Imperial Bank of Commerce	120,151	7,138,171
	Canadian Natural Resources, Ltd.	1,074,369	18,006,424
	Cenovus Energy, Inc.	57,139	207,986
	Fairfax Financial Holdings, Ltd.	17,542	4,756,422
	First Quantum Minerals, Ltd.	347,429	2,121,587
	Genworth MI Canada, Inc.	39,713	979,166
	Great-West Lifeco, Inc.	7,291	120,054
	Husky Energy, Inc.	155,672	499,914
	iA Financial Corp., Inc.	155,214	5,039,061
	Imperial Oil, Ltd.	169,020	2,736,434
	Keyera Corp.	4,100	60,825
*	Kinross Gold Corp.	1,947,880	12,860,388
	Lundin Mining Corp.	738,241	3,617,087
	Magna International, Inc.	353,662	13,803,428
	Manulife Financial Corp.	198,333	2,497,775
	Manulife Financial Corp.	566,432	7,137,043
	Nutrien, Ltd.	9,402	335,769
	Nutrien, Ltd.	260,845	9,314,782
	Onex Corp.	15,406	710,118
	SNC-Lavalin Group, Inc.	9,804	180,803
*	Stars Group, Inc. (The)	82,859	2,316,738
	Sun Life Financial, Inc.	111,004	3,812,987
	Suncor Energy, Inc.	596,901	10,643,404
	Suncor Energy, Inc.	613,987	10,959,668
	Teck Resources, Ltd., Class A	600	6,802
	Teck Resources, Ltd., Class B	97,788	861,998
	Teck Resources, Ltd., Class B	349,285	3,077,201
	TMX Group, Ltd.	4,544	393,664
	Wheaton Precious Metals Corp.	1,557	58,792
	Yamana Gold, Inc.	46,238	216,394

TOTAL CANADA			202,067,784

DENMARK — (2.7%)
	AP Moller - Maersk A.S., Class A	1,071	992,384
	AP Moller - Maersk A.S., Class B	1,136	1,130,607
	Carlsberg A.S., Class B	83,957	10,591,423
*	Danske Bank A.S.	156,866	1,862,481
*	Demant A.S.	42,834	1,024,067
	DSV Panalpina A.S.	161,387	16,768,140
*	Genmab A.S.	15,770	3,790,864
	GN Store Nord A.S.	3,851	175,746
	H Lundbeck A.S.	74,994	2,736,210
	Novozymes A.S., Class B	77,014	3,778,045
	Rockwool International A.S., Class B	1,851	389,005
	Tryg A.S.	62,921	1,678,091
	Vestas Wind Systems A.S.	200,476	17,215,501

TOTAL DENMARK			62,132,564

FINLAND — (1.1%)
	Fortum Oyj	221,675	3,673,187
	Nokia Oyj	37,179	134,028
	Nordea Bank Abp	874,513	5,609,070
	Nordea Bank Abp	632,773	4,048,575
	Stora Enso Oyj, Class R	388,174	4,566,694
	UPM-Kymmene Oyj	271,671	7,450,622

TOTAL FINLAND			25,482,176

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (9.7%)
	Aeroports de Paris	2,870	$280,160
	Amundi SA	26,289	1,744,908
	Arkema SA	84,597	7,041,259
	Atos SE	67,884	4,854,666
	AXA SA	459,467	8,167,712
	BNP Paribas SA	476,283	14,963,060
	Bollore SA	471,440	1,249,420
*	Bollore SA	4,706	12,554
	Bouygues SA	299,451	9,213,558
	Carrefour SA	722,566	10,730,988
	Cie de Saint-Gobain	447,063	11,895,411
	Cie Generale des Etablissements Michelin SCA	189,836	18,342,150
*	CNP Assurances	166,216	1,714,802
	Credit Agricole SA	265,892	2,138,691
	Dassault Aviation SA	515	419,420
	Eiffage SA	26,781	2,188,591
	Electricite de France SA	525,218	4,181,222
	Engie SA	925,280	10,038,882
	EssilorLuxottica SA	34,615	4,300,029
	Faurecia SE	32,205	1,153,951
#	Iliad SA	8,304	1,236,638
	Natixis SA	356,004	840,444
	Orange SA	1,734,362	21,070,822
	Peugeot SA	747,108	10,590,732
	Publicis Groupe SA	149,000	4,398,325
	Renault SA	116,004	2,285,820
	Sanofi	33,661	3,287,795
	SCOR SE	87,182	2,456,325
	Societe Generale SA	618,660	9,706,172
	Total SA	1,487,320	52,788,516
	Valeo SA	20,298	465,289
	Vivendi SA	129,973	2,809,126

TOTAL FRANCE			226,567,438

GERMANY — (6.2%)
	Allianz SE	111,431	20,506,787
	BASF SE	263,199	13,469,595
	Bayer AG	206,051	13,551,842
	Bayerische Motoren Werke AG	244,086	14,358,402
	Commerzbank AG	71,780	264,647
	Continental AG	86,820	7,254,806
	Covestro AG	106,387	3,573,658
	Daimler AG	658,059	22,507,582
	Deutsche Bank AG	331,426	2,454,615
	Deutsche Bank AG	386,315	2,862,594
#*	Deutsche Lufthansa AG	495,605	4,436,993
	Evonik Industries AG	40,224	989,528
#	Hapag-Lloyd AG	11,033	1,580,571
	HeidelbergCement AG	169,740	8,047,564
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,531	7,344,102
	RWE AG	231,777	6,667,688
*	Talanx AG	51,657	1,834,487
	Telefonica Deutschland Holding AG	592,273	1,684,875
	Uniper SE	274,523	7,385,331
	Volkswagen AG	26,325	3,891,987

TOTAL GERMANY			144,667,654

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (3.7%)
	Bank of East Asia, Ltd. (The)	186,981	$396,102
#	BOC Aviation, Ltd.	321,000	2,194,956
	BOC Hong Kong Holdings, Ltd.	127,000	389,780
#	Cathay Pacific Airways, Ltd.	896,000	1,065,667
	CK Asset Holdings, Ltd.	1,338,500	8,457,634
	CK Hutchison Holdings, Ltd.	1,759,848	13,044,294
	CK Infrastructure Holdings, Ltd.	98,000	582,121
	Hang Lung Group, Ltd.	361,000	824,548
	Hang Lung Properties, Ltd.	1,132,000	2,421,582
	Henderson Land Development Co., Ltd.	596,730	2,432,037
	Kerry Properties, Ltd.	467,500	1,291,222
	MTR Corp., Ltd.	520,211	2,882,138
	New World Development Co., Ltd.	6,586,799	7,781,930
	NWS Holdings, Ltd.	836,172	871,431
	Shangri-La Asia, Ltd.	444,000	366,643
	Sino Land Co., Ltd.	1,507,552	2,106,849
	SJM Holdings, Ltd.	2,311,000	2,281,748
	Sun Hung Kai Properties, Ltd.	1,206,934	16,503,403
	Swire Pacific, Ltd., Class A	378,000	2,458,199
	Swire Pacific, Ltd., Class B	930,000	1,016,696
	Tsim Sha Tsui Properties, Ltd.	197,125	632,094
	WH Group, Ltd.	7,350,500	7,010,557
	Wharf Holdings, Ltd. (The)	617,000	1,168,773
	Wheelock & Co., Ltd.	1,044,000	7,651,457
	Xinyi Glass Holdings, Ltd.	664,000	769,016
	Yue Yuen Industrial Holdings, Ltd.	338,000	539,163

TOTAL HONG KONG			87,140,040

IRELAND — (0.4%)
*	AIB Group P.L.C.	22,985	31,807
	CRH P.L.C.	51,239	1,554,519
	CRH P.L.C., Sponsored ADR	147,290	4,436,375
*	Flutter Entertainment P.L.C.	29,540	3,635,573

TOTAL IRELAND			9,658,274

ISRAEL — (0.5%)
	Bank Hapoalim BM	593,007	3,800,910
	First International Bank Of Israel, Ltd.	12,588	310,513
	Isracard, Ltd.	43,849	114,965
	Israel Discount Bank, Ltd., Class A	813,089	2,637,914
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	403,003	4,328,252
*	Teva Pharmaceutical Industries, Ltd.	20,200	218,501

TOTAL ISRAEL			11,411,055

ITALY — (1.4%)
	Eni SpA	437,712	4,169,786
	Fiat Chrysler Automobiles NV	813,192	7,053,576
	Fiat Chrysler Automobiles NV	455,382	3,920,839
	Intesa Sanpaolo SpA	1,885,691	2,944,513
	Mediobanca Banca di Credito Finanziario SpA	271,342	1,577,448
*	Telecom Italia SpA	10,393,255	4,127,250
	Telecom Italia SpA	1,161,309	463,164
*	UniCredit SpA	956,980	7,390,535

TOTAL ITALY			31,647,111

JAPAN — (24.5%)
	AEON Financial Service Co., Ltd.	33,300	346,295

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
AGC, Inc.	249,200	$6,145,311
Aisin Seiki Co., Ltd.	144,200	4,152,876
Alfresa Holdings Corp.	82,600	1,647,156
Alps Alpine Co., Ltd.	27,500	283,644
Amada Co., Ltd.	286,000	2,585,165
Aozora Bank, Ltd.	94,200	1,676,394
Asahi Kasei Corp.	535,200	3,796,962
Bank of Kyoto, Ltd. (The)	29,600	1,013,159
Bridgestone Corp.	142,900	4,448,092
Brother Industries, Ltd.	61,900	1,049,112
Canon Marketing Japan, Inc.	56,300	1,083,590
Chiba Bank, Ltd. (The)	252,100	1,169,748
Chugoku Bank, Ltd. (The)	73,800	679,552
Coca-Cola Bottlers Japan Holdings, Inc.	56,575	1,013,018
Concordia Financial Group, Ltd.	460,354	1,410,513
Credit Saison Co., Ltd.	118,700	1,348,093
Dai Nippon Printing Co., Ltd.	138,400	2,918,041
Daicel Corp.	309,100	2,509,096
Daido Steel Co., Ltd.	16,700	551,527
Dai-ichi Life Holdings, Inc.	287,000	3,596,747
Daio Paper Corp.	56,900	776,393
Daiwa Securities Group, Inc.	665,000	2,765,357
Denka Co., Ltd.	84,000	2,029,420
Denso Corp.	209,333	7,358,420
Dentsu Group, Inc.	157,200	3,282,942
DIC Corp.	97,700	2,268,838
Dowa Holdings Co., Ltd.	43,000	1,189,297
Ebara Corp.	88,400	1,948,909
FUJIFILM Holdings Corp.	69,700	3,319,988
Fukuoka Financial Group, Inc.	70,583	1,008,387
Fukuyama Transporting Co., Ltd.	24,700	855,974
Furukawa Electric Co., Ltd.	13,600	255,988
Fuyo General Lease Co., Ltd.	2,000	99,999
Glory, Ltd.	42,500	955,154
Hachijuni Bank, Ltd. (The)	138,000	492,778
Hankyu Hanshin Holdings, Inc.	192,100	6,572,286
Haseko Corp.	152,500	1,655,632
Heiwa Corp.	55,400	932,827
Hino Motors, Ltd.	53,400	317,662
Hitachi Capital Corp.	56,700	1,096,610
Hitachi Construction Machinery Co., Ltd.	10,500	246,353
Hitachi Metals, Ltd.	132,700	1,278,661
Hitachi, Ltd.	630,200	18,703,973
Honda Motor Co., Ltd.	1,145,088	27,807,497
Ibiden Co., Ltd.	80,600	2,060,137
Idemitsu Kosan Co., Ltd.	190,900	4,337,823
IHI Corp.	36,100	447,447
Iida Group Holdings Co., Ltd.	147,500	1,959,165
Inpex Corp.	624,800	4,033,142
Isetan Mitsukoshi Holdings, Ltd.	117,500	714,804
Isuzu Motors, Ltd.	494,000	3,754,177
ITOCHU Corp.	295,900	5,801,151
Itoham Yonekyu Holdings, Inc.	127,500	739,695
J Front Retailing Co., Ltd.	310,300	2,531,440
Japan Post Holdings Co., Ltd.	342,400	2,738,819
JFE Holdings, Inc.	264,992	1,758,496
JGC Holdings Corp.	94,700	914,498
JSR Corp.	140,000	2,633,545
JTEKT Corp.	256,100	1,876,070

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
JXTG Holdings, Inc.	2,001,286	$7,095,281
Kajima Corp.	246,700	2,563,402
Kamigumi Co., Ltd.	93,000	1,637,307
Kandenko Co., Ltd.	115,700	968,183
Kaneka Corp.	44,400	1,148,418
Kawasaki Heavy Industries, Ltd.	171,600	2,592,887
Kokuyo Co., Ltd.	61,300	749,440
Komatsu, Ltd.	210,200	3,977,177
Konica Minolta, Inc.	564,700	2,185,173
K’s Holdings Corp.	193,800	2,111,367
Kuraray Co., Ltd.	418,000	4,181,486
Kurita Water Industries, Ltd.	11,100	309,677
Kyushu Financial Group, Inc.	149,510	630,732
LIXIL Group Corp.	242,940	2,914,240
Mabuchi Motor Co., Ltd.	31,900	987,787
Maeda Corp.	13,700	109,892
Maeda Road Construction Co., Ltd.	21,600	399,894
Marubeni Corp.	924,500	4,452,243
Mazda Motor Corp.	382,100	2,160,144
Mebuki Financial Group, Inc.	284,318	597,255
Medipal Holdings Corp.	93,800	1,809,509
Mitsubishi Chemical Holdings Corp.	1,126,100	6,400,297
Mitsubishi Corp.	629,900	13,358,911
Mitsubishi Gas Chemical Co., Inc.	205,800	2,521,222
Mitsubishi Heavy Industries, Ltd.	192,000	4,923,576
Mitsubishi Logistics Corp.	23,400	516,653
Mitsubishi Materials Corp.	100,500	2,058,476
Mitsubishi Motors Corp.	583,200	1,652,721
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,076,168	4,293,910
Mitsubishi UFJ Financial Group, Inc.	2,752,434	11,119,833
Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	2,606,215
Mitsui Chemicals, Inc.	248,000	4,868,993
Mitsui Fudosan Co., Ltd.	215,300	3,958,709
Mitsui OSK Lines, Ltd.	121,800	2,112,581
Mizuho Financial Group, Inc.	5,142,300	5,987,793
MS&AD Insurance Group Holdings, Inc.	234,163	6,746,256
Nagase & Co., Ltd.	53,600	644,735
NEC Corp.	185,100	7,103,172
NGK Insulators, Ltd.	92,500	1,210,161
NGK Spark Plug Co., Ltd.	111,600	1,670,898
NH Foods, Ltd.	74,600	2,648,001
NHK Spring Co., Ltd.	222,600	1,472,896
Nikon Corp.	325,100	3,024,019
Nippo Corp.	66,000	1,484,245
Nippon Express Co., Ltd.	87,500	4,273,684
Nippon Kayaku Co., Ltd.	95,400	922,897
Nippon Paper Industries Co., Ltd.	88,500	1,263,813
Nippon Shokubai Co., Ltd.	33,800	1,596,248
Nippon Steel Corp.	340,500	2,864,841
Nippon Yusen K.K.	137,500	1,809,983
Nipro Corp.	64,800	724,765
Nissan Motor Co., Ltd.	1,129,500	3,844,581
Nitto Denko Corp.	17,600	879,180
NOK Corp.	38,500	448,366
Nomura Holdings, Inc.	935,400	3,881,550
Nomura Real Estate Holdings, Inc.	164,100	2,668,306
NSK, Ltd.	435,300	3,012,991
Obayashi Corp.	829,000	7,245,954
Oji Holdings Corp.	1,147,000	5,823,883

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	110,500	$126,389
	Panasonic Corp.	807,900	6,158,610
	Rengo Co., Ltd.	223,900	1,744,331
	Resona Holdings, Inc.	909,400	2,840,088
	Ricoh Co., Ltd.	653,800	4,456,620
	Rohm Co., Ltd.	51,600	3,262,348
	Sankyo Co., Ltd.	7,500	205,924
	Sawai Pharmaceutical Co., Ltd.	4,600	251,180
	Seiko Epson Corp.	265,200	3,011,498
	Seino Holdings Co., Ltd.	122,500	1,458,373
	Sekisui House, Ltd.	353,700	6,067,621
	Shimamura Co., Ltd.	10,600	668,292
	Shimizu Corp.	469,800	3,608,092
*	Shinsei Bank, Ltd.	84,500	1,019,317
	Shizuoka Bank, Ltd. (The)	197,400	1,198,459
	Showa Denko K.K.	122,800	2,687,838
	SoftBank Group Corp.	427,100	18,306,617
	Sojitz Corp.	631,900	1,462,430
	Sompo Holdings, Inc.	205,960	6,680,417
	Subaru Corp.	225,300	4,509,267
	Sumitomo Chemical Co., Ltd.	1,943,200	5,960,185
	Sumitomo Corp.	571,900	6,469,444
	Sumitomo Electric Industries, Ltd.	834,700	8,587,764
	Sumitomo Forestry Co., Ltd.	169,700	2,096,492
	Sumitomo Heavy Industries, Ltd.	132,100	2,783,898
	Sumitomo Metal Mining Co., Ltd.	101,200	2,522,211
	Sumitomo Mitsui Financial Group, Inc.	567,527	14,924,387
	Sumitomo Mitsui Trust Holdings, Inc.	147,000	4,280,158
	Sumitomo Realty & Development Co., Ltd.	122,200	3,272,826
	Sumitomo Rubber Industries, Ltd.	228,600	2,218,915
	Suzuken Co., Ltd.	33,300	1,283,330
	Suzuki Motor Corp.	96,800	3,089,396
	T&D Holdings, Inc.	234,000	2,022,640
	Taiheiyo Cement Corp.	149,700	2,938,738
	Takashimaya Co., Ltd.	47,800	431,977
	Takeda Pharmaceutical Co., Ltd.	69,094	2,491,629
	TDK Corp.	50,400	4,344,860
	Teijin, Ltd.	243,400	3,881,679
	THK Co., Ltd.	56,300	1,345,841
	Toda Corp.	178,100	1,034,598
	Toho Holdings Co., Ltd.	54,300	1,124,551
	Tokai Carbon Co., Ltd.	34,700	286,957
	Tokio Marine Holdings, Inc.	45,800	2,148,739
	Tokyo Tatemono Co., Ltd.	240,500	2,704,806
	Tokyu Fudosan Holdings Corp.	806,400	3,945,084
	Toray Industries, Inc.	827,900	3,795,679
	Tosoh Corp.	352,900	4,313,050
	Toyo Seikan Group Holdings, Ltd.	91,900	932,314
	Toyoda Gosei Co., Ltd.	81,000	1,508,645
	Toyota Boshoku Corp.	7,500	93,636
	Toyota Motor Corp., Sponsored ADR	380	46,971
	Toyota Motor Corp.	709,088	43,840,686
	Toyota Tsusho Corp.	253,000	6,022,462
	TS Tech Co., Ltd.	43,500	1,179,491
	Tsumura & Co.	4,800	132,779
	Ube Industries, Ltd.	110,100	1,846,310
	Wacoal Holdings Corp.	19,400	391,276
	Yamada Denki Co., Ltd.	367,300	1,741,792
	Yamaha Motor Co., Ltd.	250,300	3,220,304

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Yamazaki Baking Co., Ltd.	5,500	$97,262
Yokohama Rubber Co., Ltd. (The)	153,300	1,949,809
Zeon Corp.	175,900	1,541,268

TOTAL JAPAN		572,739,204

NETHERLANDS — (3.9%)
ABN AMRO Bank NV	167,392	1,287,330
Aegon NV	26,360	68,536
Akzo Nobel NV	54,664	4,148,441
ArcelorMittal SA	120,888	1,327,356
Coca-Cola European Partners P.L.C.	20,951	836,733
ING Groep NV	1,196,527	6,703,884
Koninklijke Ahold Delhaize NV	1,350,935	32,801,151
Koninklijke DSM NV	161,253	19,763,466
Koninklijke Philips NV	246,957	10,765,467
Koninklijke Philips NV	44,750	1,964,972
Koninklijke Vopak NV	53,841	3,097,302
NN Group NV	184,967	5,350,643
Randstad NV	94,504	3,803,364

TOTAL NETHERLANDS		91,918,645

NEW ZEALAND — (0.3%)
Air New Zealand, Ltd.	346,081	282,584
Auckland International Airport, Ltd.	708,227	2,615,329
Chorus, Ltd.	69,112	301,608
EBOS Group, Ltd.	95,917	1,295,451
Fletcher Building, Ltd.	621,395	1,392,234
* Fonterra Co-operative Group, Ltd.	63,274	142,123
Ryman Healthcare, Ltd.	49,250	359,272

TOTAL NEW ZEALAND		6,388,601

NORWAY — (0.6%)
DNB ASA	551,464	6,677,075
Equinor ASA	130,543	1,807,605
Equinor ASA, Sponsored ADR	41,879	568,717
Norsk Hydro ASA	568,272	1,441,625
SpareBank 1 SR-Bank ASA	81,034	514,583
Storebrand ASA	285,931	1,435,334
* Subsea 7 SA	91,440	501,927
Yara International ASA	6,663	226,305

TOTAL NORWAY		13,173,171

PORTUGAL — (0.1%)
* Banco Espirito Santo SA	865,680	0
EDP Renovaveis SA	189,207	2,319,727

TOTAL PORTUGAL		2,319,727

SINGAPORE — (1.2%)
CapitaLand, Ltd.	1,804,200	3,828,087
City Developments, Ltd.	470,400	2,629,417
Frasers Property, Ltd.	267,500	232,403
Hongkong Land Holdings, Ltd.	464,800	1,944,325
Keppel Corp., Ltd.	2,145,500	9,057,707
Olam International, Ltd.	391,800	414,813
Oversea-Chinese Banking Corp., Ltd.	618,756	3,947,855
# Singapore Airlines, Ltd.	855,600	3,699,832

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	United Industrial Corp., Ltd.	304,501	$486,036
	UOL Group, Ltd.	272,807	1,312,111
	Wilmar International, Ltd.	606,500	1,527,337

TOTAL SINGAPORE			29,079,923

SPAIN — (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	2,396,721	7,834,349
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	266,660	853,312
	Banco de Sabadell SA	2,102,797	871,811
	Banco Santander SA	5,442,658	12,161,004
	CaixaBank SA	114,408	205,834
	Iberdrola S.A.	1,248	12,414
	Naturgy Energy Group SA	96,993	1,713,622
	Repsol SA	245,532	2,228,646

TOTAL SPAIN			25,880,992

SWEDEN — (2.8%)
	BillerudKorsnas AB	137,789	1,737,107
	Boliden AB	351,237	7,080,024
	Getinge AB, Class B	158,510	3,038,208
	Holmen AB, Class B	79,986	2,294,811
	Husqvarna AB, Class B	113,359	682,114
	ICA Gruppen AB	60,080	2,628,824
#	Intrum AB	20,604	314,074
	Millicom International Cellular SA	55,912	1,452,934
	Peab AB, Class B	142,833	1,088,093
*	Saab AB, Class B	29,229	666,717
	Skandinaviska Enskilda Banken AB, Class A	717,692	5,908,370
	SKF AB, Class B	409,322	6,460,580
*	SSAB AB, Class A	60,858	146,188
*	SSAB AB, Class B	369,866	854,837
*	Svenska Cellulosa AB SCA, Class A	4,705	50,454
*	Svenska Cellulosa AB SCA, Class B	433,333	4,596,239
*	Svenska Handelsbanken AB, Class A	335,293	3,060,332
*	Svenska Handelsbanken AB, Class B	13,315	132,886
	Swedbank AB, Class A	402,187	4,759,538
	Tele2 AB, Class B	14,846	191,433
	Telia Co. AB	1,264,655	4,397,158
*	Trelleborg AB, Class B	213,990	2,724,930
	Volvo AB, Class A	80,287	1,026,334
	Volvo AB, Class B	794,124	10,176,352

TOTAL SWEDEN			65,468,537

SWITZERLAND — (11.2%)
	ABB, Ltd.	919,213	17,448,749
	Adecco Group AG	111,022	4,858,401
*	Alcon, Inc.	58,864	3,108,608
*	Alcon, Inc.	132,199	6,977,068
	Baloise Holding AG	34,223	5,120,357
	Banque Cantonale Vaudoise	1,276	1,126,670
	Chocoladefabriken Lindt & Spruengli AG	4	335,825
	Cie Financiere Richemont SA	246,911	14,008,108
	Clariant AG	45,088	833,485
	Credit Suisse Group AG	287,522	2,625,259
	Julius Baer Group, Ltd.	220,537	8,661,625
	LafargeHolcim, Ltd.	234,263	9,729,635
	LafargeHolcim, Ltd.	116,138	4,856,595
	Lonza Group AG	58,033	25,341,013

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (Continued)
Novartis AG, Sponsored ADR	311,852	$26,423,222
Novartis AG	411,267	35,096,890
Swatch Group AG (The)	11,118	2,230,957
Swatch Group AG (The)	34,026	1,322,843
Swiss Life Holding AG	18,305	6,491,377
Swiss Prime Site AG	10,349	985,292
Swiss Re AG	155,792	11,320,828
Swisscom AG	22,419	11,648,730
UBS Group AG	1,200,838	12,857,966
* UBS Group AG	287,416	3,092,596
Vifor Pharma AG	20,701	3,105,647
Zurich Insurance Group AG	134,082	42,511,278

TOTAL SWITZERLAND		262,119,024

UNITED KINGDOM — (12.0%)
Anglo American P.L.C.	639,815	11,379,141
Antofagasta P.L.C.	243,456	2,492,969
Aviva P.L.C.	4,325,365	13,080,453
Barclays P.L.C., Sponsored ADR	1,351,449	7,149,165
Barclays P.L.C.	55,867	74,599
Barratt Developments P.L.C.	609,628	3,974,382
BP P.L.C., Sponsored ADR	1,499,644	35,691,533
British American Tobacco P.L.C.	657,255	25,333,377
Carnival P.L.C.	60,340	831,499
Glencore P.L.C.	5,958,088	11,162,115
HSBC Holdings P.L.C.	86,831	446,308
HSBC Holdings P.L.C., Sponsored ADR	458,178	11,788,920
Investec P.L.C.	526,819	1,081,220
J Sainsbury P.L.C.	2,121,533	5,280,056
Kingfisher P.L.C.	1,709,937	3,392,159
Lloyds Banking Group P.L.C.	42,781,942	17,309,916
Lloyds Banking Group P.L.C., ADR	386,353	606,574
M&G P.L.C.	348,926	578,460
Melrose Industries P.L.C.	2,141,562	2,676,744
* Ninety One P.L.C.	301,713	644,874
Phoenix Group Holdings P.L.C.	237,094	1,799,145
Royal Bank of Scotland Group P.L.C.	528,459	737,259
Royal Bank of Scotland Group P.L.C., Sponsored ADR	671,391	1,900,038
Royal Dutch Shell P.L.C., Class A	159,771	2,630,509
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	33,942,836
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,195,222	38,211,247
Royal Dutch Shell P.L.C., Class B	106,926	1,711,739
Standard Chartered P.L.C.	860,826	4,398,548
Standard Life Aberdeen P.L.C.	415,604	1,151,083
Tesco P.L.C.	146,824	434,279
Vodafone Group P.L.C.	16,742,038	23,617,553
Vodafone Group P.L.C., Sponsored ADR	364,865	5,159,186
Whitbread P.L.C.	5,326	199,793
Wm Morrison Supermarkets P.L.C.	1,579,188	3,629,247
WPP P.L.C., Sponsored ADR	35,119	1,359,457
WPP P.L.C.	610,260	4,735,080

TOTAL UNITED KINGDOM		280,591,463

UNITED STATES — (0.0%)
Ovintiv, Inc.	29,371	185,922

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (Continued)
Ovintiv, Inc.	22,404	$140,028

TOTAL UNITED STATES		325,950

TOTAL COMMON STOCKS		2,301,496,811

PREFERRED STOCKS — (1.0%)
GERMANY — (1.0%)
Bayerische Motoren Werke AG	37,614	1,764,333
Porsche Automobil Holding SE	85,378	4,311,052
Volkswagen AG	132,408	18,422,077

TOTAL GERMANY		24,497,462

TOTAL INVESTMENT SECURITIES (Cost $2,737,130,527)		2,325,994,273

		Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	752,247	8,704,245

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,831,929)		$2,334,698,518

As of April 30, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	536	06/19/20	$78,008,391	$77,784,320	$(224,071)

Total Futures Contracts			$78,008,391	$77,784,320	$(224,071)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,898,883	$114,770,046	—	$122,668,929
Austria	—	1,420,978	—	1,420,978
Belgium	—	26,627,571	—	26,627,571
Canada	202,067,784	—	—	202,067,784
Denmark	—	62,132,564	—	62,132,564
Finland	—	25,482,176	—	25,482,176
France	—	226,567,438	—	226,567,438
Germany	2,862,594	141,805,060	—	144,667,654
Hong Kong	—	87,140,040	—	87,140,040
Ireland	4,436,375	5,221,899	—	9,658,274
Israel	4,328,252	7,082,803	—	11,411,055
Italy	3,920,839	27,726,272	—	31,647,111
Japan	4,340,881	568,398,323	—	572,739,204
Netherlands	3,360,864	88,557,781	—	91,918,645
New Zealand	—	6,388,601	—	6,388,601
Norway	568,717	12,604,454	—	13,173,171
Portugal	—	2,319,727	—	2,319,727

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$29,079,923	—	$29,079,923
Spain	$853,312	25,027,680	—	25,880,992
Sweden	—	65,468,537	—	65,468,537
Switzerland	32,624,426	229,494,598	—	262,119,024
United Kingdom	136,453,830	144,137,633	—	280,591,463
United States	325,950	—	—	325,950
Preferred Stocks
Germany	—	24,497,462	—	24,497,462
Securities Lending Collateral	—	8,704,245	—	8,704,245
Futures Contracts**	(224,071)	—	—	(224,071)

TOTAL	$403,818,636	$1,930,655,811	—	$2,334,474,447

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.7%)
AUSTRALIA — (4.1%)
	A2B Australia, Ltd.	73,897	$37,706
	Accent Group, Ltd.	151,390	114,037
	Adairs, Ltd.	48,504	49,307
	Adelaide Brighton, Ltd.	219,263	386,225
*	Afterpay, Ltd.	6,039	120,089
	AGL Energy, Ltd.	56,257	617,421
*	Ainsworth Game Technology, Ltd.	27,880	7,845
*	Alkane Resources, Ltd.	60,556	28,819
	Alliance Aviation Services, Ltd.	21,020	28,831
	ALS, Ltd.	165,237	721,566
	Altium, Ltd.	35,665	782,895
	Alumina, Ltd.	219,705	243,708
	AMA Group, Ltd.	191,627	52,379
	Amaysim Australia, Ltd.	50,925	10,428
*	AMP, Ltd.	1,050,222	968,996
	Ansell, Ltd.	23,619	435,586
	AP Eagers, Ltd.	53,332	176,474
	APA Group	104,919	741,343
	Appen, Ltd.	14,300	236,285
	ARB Corp., Ltd.	22,682	222,745
	Aristocrat Leisure, Ltd.	82,577	1,354,245
	Asaleo Care, Ltd.	268,124	179,470
	ASX, Ltd.	3,832	202,044
	Atlas Arteria, Ltd.	131,101	529,038
	AUB Group, Ltd.	24,091	182,578
	Aurelia Metals, Ltd.	95,370	19,795
	Aurizon Holdings, Ltd.	497,433	1,511,128
	AusNet Services	325,950	397,536
	Austal, Ltd.	121,559	266,159
	Australia & New Zealand Banking Group, Ltd.	216,643	2,353,276
*	Australian Agricultural Co., Ltd.	172,205	129,736
	Australian Finance Group, Ltd.	38,876	39,122
	Australian Pharmaceutical Industries, Ltd.	201,372	152,650
	Auswide Bank, Ltd.	1,410	3,987
	AVJennings, Ltd.	44,901	11,489
	Baby Bunting Group, Ltd.	29,373	51,551
	Bank of Queensland, Ltd.	211,132	711,902
	Bapcor, Ltd.	137,049	436,387
	Beach Energy, Ltd.	1,032,334	1,006,267
	Bega Cheese, Ltd.	77,669	243,172
	Bell Financial Group, Ltd.	38,273	27,653
	Bendigo & Adelaide Bank, Ltd.	161,926	685,132
	BHP Group, Ltd.	329,587	6,728,288
	BHP Group, Ltd., Sponsored ADR	44,166	1,796,673
	Bingo Industries, Ltd.	13,432	20,343
	Blackmores, Ltd.	4,915	241,248
	BlueScope Steel, Ltd.	156,104	1,018,870
	Boral, Ltd.	419,092	814,498
	Brambles, Ltd.	100,191	716,121
	Bravura Solutions, Ltd.	9,525	29,743
	Breville Group, Ltd.	33,086	374,409
	Brickworks, Ltd.	35,540	313,661
*	Buru Energy, Ltd.	110,733	6,466
	BWX, Ltd.	20,231	47,165
	Caltex Australia, Ltd.	116,783	1,880,193

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	106,977	$13,770
	Cardno, Ltd.	99,590	16,170
	Carsales.com, Ltd.	83,734	765,981
*	Cash Converters International, Ltd.	96,321	9,601
	Cedar Woods Properties, Ltd.	18,823	51,584
	Challenger, Ltd.	164,194	522,931
*	Champion Iron, Ltd.	10,947	14,080
	CIMIC Group, Ltd.	6,127	97,532
	City Chic Collective, Ltd.	34,490	52,137
	Class, Ltd.	24,575	22,061
	Clean Seas Seafood, Ltd.	22,579	9,625
	Cleanaway Waste Management, Ltd.	350,675	423,098
	Clinuvel Pharmaceuticals, Ltd.	10,982	155,570
	Coca-Cola Amatil, Ltd.	134,399	748,279
	Cochlear, Ltd.	12,090	1,437,470
	Codan, Ltd.	56,171	236,305
	Coles Group, Ltd.	127,592	1,279,470
	Collection House, Ltd.	49,356	34,897
	Collins Foods, Ltd.	66,782	317,585
	Commonwealth Bank of Australia	77,976	3,149,956
	Computershare, Ltd.	74,089	582,908
*	Cooper Energy, Ltd.	527,596	146,646
	Corporate Travel Management, Ltd.	23,584	193,075
	Costa Group Holdings, Ltd.	171,304	319,988
	Credit Corp. Group, Ltd.	19,040	202,758
	Credit Corp. Group, Ltd.	3,331	27,133
	Crown Resorts, Ltd.	78,714	503,895
	CSL, Ltd.	29,256	5,831,518
	CSR, Ltd.	299,296	719,339
	Data#3, Ltd.	41,113	102,596
	Decmil Group, Ltd.	67,773	9,726
	Dicker Data, Ltd.	13,335	60,539
	Domain Holdings Australia, Ltd.	80,204	135,813
	Domino’s Pizza Enterprises, Ltd.	22,875	855,925
	Downer EDI, Ltd.	277,473	746,435
	DWS, Ltd.	30,792	14,080
	Eclipx Group, Ltd.	144,873	67,513
	Elders, Ltd.	50,553	283,444
*	Ellex Medical Lasers, Ltd.	26,958	10,993
	Emeco Holdings, Ltd.	23,811	17,942
*	EML Payments, Ltd.	38,435	69,413
*	Energy World Corp., Ltd.	195,051	9,137
	Enero Group, Ltd.	8,518	6,670
	EQT Holdings, Ltd.	3,450	48,183
	Estia Health, Ltd.	119,732	116,035
	EVENT Hospitality and Entertainment, Ltd.	51,003	254,992
	Evolution Mining, Ltd.	241,193	785,454
*	Fleetwood Corp., Ltd.	30,302	29,169
	FlexiGroup, Ltd.	136,729	79,859
	Flight Centre Travel Group, Ltd.	39,574	280,459
	Fortescue Metals Group, Ltd.	293,634	2,244,024
	Freedom Foods Group, Ltd.	19,340	54,204
	G8 Education, Ltd.	356,690	200,022
	Genworth Mortgage Insurance Australia, Ltd.	131,003	181,106
*	GrainCorp, Ltd., Class A	107,025	245,771
*	Greenland Minerals, Ltd.	86,644	6,366
	GUD Holdings, Ltd.	32,532	193,108
	GWA Group, Ltd.	122,551	219,975
	Hansen Technologies, Ltd.	74,041	134,635

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Harvey Norman Holdings, Ltd.	308,343	$553,234
	Healius, Ltd.	654,850	1,095,272
	Helloworld Travel, Ltd.	9,009	10,151
*	Horizon Oil, Ltd.	251,263	8,290
	HT&E, Ltd.	106,426	77,343
	HUB24, Ltd.	1,961	12,331
	Huon Aquaculture Group, Ltd.	6,619	15,846
	IDP Education, Ltd.	41,155	390,116
	IGO, Ltd.	181,347	550,148
	Iluka Resources, Ltd.	204,701	1,015,325
	Imdex, Ltd.	175,102	121,342
	Incitec Pivot, Ltd.	476,452	736,885
	Infomedia, Ltd.	115,467	120,685
	Inghams Group, Ltd.	112,440	254,743
	Insurance Australia Group, Ltd.	207,548	775,463
	Integral Diagnostics, Ltd.	31,054	65,208
	Integrated Research, Ltd.	39,117	79,709
	InvoCare, Ltd.	53,111	355,175
	IOOF Holdings, Ltd.	147,250	411,087
	IPH, Ltd.	66,753	319,272
	IRESS, Ltd.	46,307	337,770
*	iSelect, Ltd.	138,718	20,571
*	iSentia Group, Ltd.	80,415	7,725
	IVE Group, Ltd.	53,827	23,170
	James Hardie Industries P.L.C.	33,952	487,401
	James Hardie Industries P.L.C., Sponsored ADR	6,180	89,919
	Japara Healthcare, Ltd.	123,069	39,777
	JB Hi-Fi, Ltd.	42,262	955,434
	Jumbo Interactive, Ltd.	8,083	63,489
	Jupiter Mines, Ltd.	60,549	10,638
	Lifestyle Communities, Ltd.	2,536	12,287
	Link Administration Holdings, Ltd.	244,778	597,268
	Lovisa Holdings, Ltd.	14,591	69,590
	Lynas Corp., Ltd.	258,876	289,848
	MACA, Ltd.	146,139	69,683
	Macmahon Holdings, Ltd.	265,071	37,954
	Macquarie Group, Ltd.	38,190	2,529,834
	Magellan Financial Group, Ltd.	27,639	905,360
*	Mayne Pharma Group, Ltd.	689,464	184,129
	McMillan Shakespeare, Ltd.	44,740	193,261
	McPherson’s, Ltd.	51,205	87,336
	Medibank Pvt, Ltd.	427,455	748,823
*	Medusa Mining, Ltd.	96,557	41,992
	Mesoblast, Ltd.	120,549	257,301
	Metals X, Ltd.	296,856	15,281
	Metcash, Ltd.	348,991	562,902
	Michael Hill International, Ltd.	12,057	2,746
	Midway, Ltd.	5,301	3,458
*	Millennium Minerals, Ltd.	74,492	1,859
	Mineral Resources, Ltd.	107,020	1,153,444
	MMA Offshore, Ltd.	266,586	13,684
	MNF Group, Ltd.	7,840	23,627
	Monadelphous Group, Ltd.	37,035	269,220
	Monash IVF Group, Ltd.	110,701	42,430
	Monash IVF Group, Ltd.	72,345	28,050
	Money3 Corp., Ltd.	86,132	88,320
	Mortgage Choice, Ltd.	33,757	15,123
	Mosaic Brands, Ltd.	6,046	2,231
	Myer Holdings, Ltd.	1,883,005	242,027

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MyState, Ltd.	8,226	$20,958
	National Australia Bank, Ltd.	220,415	2,415,193
	National Australia Bank, Ltd.	15,803	174,654
	Navigator Global Investments, Ltd.	33,262	28,100
	Netwealth Group, Ltd.	23,140	113,368
	New Hope Corp., Ltd.	126,207	126,139
	Newcrest Mining, Ltd.	28,380	509,320
*	NEXTDC, Ltd.	51,205	292,215
	nib holdings, Ltd.	169,127	540,484
	Nick Scali, Ltd.	20,244	60,235
	Nine Entertainment Co. Holdings, Ltd.	787,686	724,575
	Northern Star Resources, Ltd.	187,648	1,515,271
	NRW Holdings, Ltd.	247,909	271,202
	Nufarm, Ltd.	131,077	445,163
	OFX Group, Ltd.	88,684	70,739
	Oil Search, Ltd.	238,454	467,970
	Omni Bridgeway, Ltd.	87,375	227,883
*	Onevue Holdings, Ltd.	37,857	5,542
	oOh!media, Ltd.	236,091	156,254
	Orica, Ltd.	14,904	172,718
	Origin Energy, Ltd.	280,174	1,007,701
*	Orocobre, Ltd.	18,155	26,352
	Orora, Ltd.	424,582	705,596
	OZ Minerals, Ltd.	150,115	865,297
*	Pact Group Holdings, Ltd.	92,135	113,971
	Paragon Care, Ltd.	27,748	3,002
	Peet, Ltd.	105,911	50,626
	Pendal Group, Ltd.	132,622	470,999
	Perenti Global, Ltd.	386,338	227,160
	Perpetual, Ltd.	28,588	555,711
	Perseus Mining, Ltd.	425,935	257,407
	Pioneer Credit, Ltd.	11,600	1,857
	Platinum Asset Management, Ltd.	93,400	210,910
	Praemium, Ltd.	68,361	15,870
	Premier Investments, Ltd.	24,401	244,549
	Prime AET&D Holdings No.1, Ltd.	4	0
*	Prime Media Group, Ltd.	211,487	13,572
	Pro Medicus, Ltd.	15,400	259,203
	Propel Funeral Partners, Ltd.	4,796	8,428
	PWR Holdings, Ltd.	19,114	47,827
	Qantas Airways, Ltd.	334,671	831,208
	QBE Insurance Group, Ltd.	235,981	1,277,803
	Qube Holdings, Ltd.	296,542	427,064
	Ramelius Resources, Ltd.	285,385	242,496
	Ramsay Health Care, Ltd.	17,580	713,951
	REA Group, Ltd.	6,645	380,220
	Reckon, Ltd.	23,466	9,148
*	Red 5, Ltd.	115,141	13,944
*	Red River Resources, Ltd.	89,190	3,648
	Reece, Ltd.	3,726	21,294
	Regis Healthcare, Ltd.	53,468	51,683
	Regis Resources, Ltd.	239,478	684,756
*	Reject Shop, Ltd. (The)	13,159	30,735
	Reliance Worldwide Corp., Ltd.	48,617	85,530
	Resolute Mining, Ltd.	392,450	233,817
	Ridley Corp., Ltd.	105,502	48,531
	Rio Tinto, Ltd.	37,933	2,137,947
	Salmat, Ltd.	11,000	5,656
	Sandfire Resources, Ltd.	124,735	362,015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Santos, Ltd.	347,390	$1,104,630
*	Saracen Mineral Holdings, Ltd.	459,623	1,260,560
	SeaLink Travel Group, Ltd.	18,360	42,979
	Seek, Ltd.	50,827	567,446
	Select Harvests, Ltd.	29,205	137,280
*	Senex Energy, Ltd.	702,893	96,833
	Servcorp, Ltd.	17,667	30,038
	Service Stream, Ltd.	131,772	167,662
	Seven Group Holdings, Ltd.	37,537	369,119
*	Seven West Media, Ltd.	687,208	37,799
	SG Fleet Group, Ltd.	30,558	26,586
	Sigma Healthcare, Ltd.	726,383	285,140
*	Silver Lake Resources, Ltd.	256,853	317,247
	Sims, Ltd.	80,573	362,212
	SmartGroup Corp., Ltd.	35,310	123,425
	Sonic Healthcare, Ltd.	32,483	573,658
	South32, Ltd., ADR	47,819	304,129
	South32, Ltd.	501,766	631,047
	Southern Cross Media Group, Ltd.	860,850	77,757
	Spark Infrastructure Group	427,412	524,945
	SpeedCast International, Ltd.	148,941	76,675
	St Barbara, Ltd.	382,102	628,920
	Star Entertainment Grp, Ltd. (The)	344,787	675,943
	Steadfast Group, Ltd.	75,172	148,441
	Suncorp Group, Ltd.	194,496	1,156,252
	Sunland Group, Ltd.	21,844	16,664
	Super Retail Group, Ltd.	92,040	375,502
	Sydney Airport	85,466	348,136
	Tabcorp Holdings, Ltd.	351,696	733,240
	Tassal Group, Ltd.	95,445	232,808
	Technology One, Ltd.	96,867	594,235
	Telstra Corp., Ltd.	352,315	693,079
	Telstra Corp., Ltd., ADR	600	5,916
	Terracom, Ltd.	36,980	3,094
	Thorn Group, Ltd.	57,038	5,206
*	Tiger Resources, Ltd.	202,588	38
	TPG Telecom, Ltd.	200,194	955,268
	Transurban Group	93,942	837,471
	Treasury Wine Estates, Ltd.	36,455	239,778
*	Troy Resources, Ltd.	169,473	8,458
*	United Malt Grp, Ltd.	107,025	297,104
	Village Roadshow, Ltd.	49,640	72,156
	Virgin Australia Holdings, Ltd.	312,963	0
	Virgin Australia Holdings, Ltd.	1,109,508	78,997
	Virtus Health, Ltd.	43,258	86,111
	Vita Group, Ltd.	88,314	62,349
*	Vocus Group, Ltd.	262,310	520,731
*	Wagners Holding Co., Ltd.	3,074	1,973
	Webjet, Ltd.	63,055	123,632
	Wesfarmers, Ltd.	96,753	2,350,066
	Western Areas, Ltd.	107,064	150,918
*	Westgold Resources, Ltd.	88,402	116,136
	Westpac Banking Corp.	254,662	2,649,540
	Whitehaven Coal, Ltd.	460,295	543,225
	WiseTech Global, Ltd.	3,510	41,798
	Woodside Petroleum, Ltd.	69,839	1,000,041
	Woolworths Group, Ltd.	67,669	1,565,990
	Worley, Ltd.	117,869	683,197
	WPP AUNZ, Ltd.	173,271	27,948

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Xero, Ltd.	2,010	$102,763

TOTAL AUSTRALIA			119,541,975

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	6,444	118,559
	ANDRITZ AG	28,651	941,400
	Atrium European Real Estate, Ltd.	33,739	92,781
	Austria Technologie & Systemtechnik AG	19,045	328,262
	CA Immobilien Anlagen AG	11,688	371,062
	DO & CO AG	2,338	116,621
	Erste Group Bank AG	30,575	662,647
	EVN AG	17,207	268,879
	Flughafen Wien AG	2,358	68,814
	Kapsch TrafficCom AG	1,571	30,662
	Lenzing AG	4,086	233,540
	Mayr Melnhof Karton AG	2,813	386,444
	Oesterreichische Post AG	12,355	465,605
	OMV AG	46,691	1,524,546
	Palfinger AG	4,858	104,985
	POLYTEC Holding AG	5,223	29,541
	Porr AG	2,474	42,556
	Raiffeisen Bank International AG	67,108	1,158,289
	Rosenbauer International AG	731	25,824
	S IMMO AG	18,580	344,992
	S&T AG	16,765	369,236
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	84,413
	Semperit AG Holding	2,415	30,047
	Strabag SE	7,454	208,690
	Telekom Austria AG	58,773	413,501
	UBM Development AG	887	34,834
	UNIQA Insurance Group AG	46,017	310,247
	Verbund AG	4,184	189,442
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,437	388,511
	voestalpine AG	53,314	1,104,986
	Warimpex Finanz- und Beteiligungs AG	10,740	15,071
	Wienerberger AG	18,923	354,415
*	Zumtobel Group AG	8,937	57,730

TOTAL AUSTRIA			10,877,132

BELGIUM — (0.9%)
	Ackermans & van Haaren NV	9,721	1,288,398
	Ageas	54,626	1,968,939
*	AGFA-Gevaert NV	114,184	452,320
	Anheuser-Busch InBev SA	77,177	3,594,134
	Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	393,048
*	Argenx SE, ADR	297	43,508
	Atenor	1,050	78,806
	Banque Nationale de Belgique	47	105,009
	Barco NV	3,143	501,383
	Bekaert SA	21,848	461,884
*	Biocartis NV	2,296	12,547
	bpost SA	33,766	235,604
*	Celyad SA	572	5,312
	Cie d’Entreprises CFE	5,218	404,977
	Colruyt SA	10,890	652,655
	Deceuninck NV	27,471	41,836
	D’ieteren SA	16,107	807,192
	Econocom Group SA	64,162	123,494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Elia Group SA	6,764	$777,744
	Euronav NV	24,745	276,381
*	Euronav NV	55,944	598,041
	EVS Broadcast Equipment SA	6,891	105,277
	Exmar NV	13,346	65,126
	Fagron	17,183	387,442
*	Galapagos NV	570	125,864
*	Galapagos NV	1,322	292,066
	Gimv NV	1,991	109,385
	Immobel SA	774	58,416
	Jensen-Group NV	589	14,781
	KBC Group NV	35,262	1,912,643
	Kinepolis Group NV	7,850	295,563
	Lotus Bakeries NV	97	294,656
	MDxHealth	5,908	5,697
	Melexis NV	7,558	459,701
	Ontex Group NV	31,365	571,944
	Orange Belgium SA	19,795	329,283
	Picanol	532	33,280
	Proximus SADP	35,664	761,192
	Recticel SA	22,621	169,954
	Resilux	571	85,613
	Roularta Media Group NV	1,508	22,821
	Sioen Industries NV	4,604	96,704
	Sipef NV	2,300	111,886
	Solvay SA	31,293	2,444,223
	Telenet Group Holding NV	15,377	642,250
	TER Beke SA	294	37,825
*	Tessenderlo Group SA	16,074	448,832
	UCB SA	13,498	1,236,942
	Umicore SA	34,210	1,482,678
	Van de Velde NV	2,567	64,862
*	Viohalco SA	20,959	55,214

TOTAL BELGIUM			25,545,332

BRAZIL — (1.4%)
	AES Tiete Energia SA	79,018	210,699
	AES Tiete Energia SA	21	13
	Aliansce Sonae Shopping Centers SA	34,515	177,147
	Alliar Medicos A Frente SA	17,249	33,274
	Alupar Investimento SA	37,148	154,183
	Ambev SA, ADR	327,200	703,480
	Ambev SA	24,800	51,717
*	Anima Holding SA	8,900	37,283
	Arezzo Industria e Comercio SA	19,450	152,012
	Atacadao SA	52,942	194,715
*	Azul SA, ADR	23,462	224,297
*	B2W Cia Digital	7,500	101,033
	B3 SA - Brasil Bolsa Balcao	23,938	169,127
	Banco Bradesco SA, ADR	204,983	721,539
	Banco Bradesco SA	87,440	282,360
	Banco BTG Pactual SA	18,000	140,017
	Banco do Brasil SA	73,184	383,557
	Banco Santander Brasil SA	32,328	160,513
	BB Seguridade Participacoes SA	95,050	464,072
	BR Malls Participacoes SA	172,776	318,996
	BR Properties SA	32,617	52,423
*	Brasil Brokers Participacoes SA	13,900	6,135
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,400	65,595

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Braskem SA, Sponsored ADR	23,556	$184,915
*	BRF SA	124,020	442,220
	Camil Alimentos SA	33,561	50,361
	CCR SA	293,850	667,362
	Centrais Eletricas Brasileiras SA	37,516	167,300
	Cia Brasileira de Distribuicao	63,210	769,739
	Cia de Locacao das Americas	173,214	423,009
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	243,226
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	197,628
	Cia de Saneamento de Minas Gerais-COPASA	16,585	146,395
	Cia de Saneamento do Parana	102,902	486,324
	Cia de Saneamento do Parana	41,100	38,848
	Cia Energetica de Minas Gerais	27,239	48,438
	Cia Hering	7,758	21,343
	Cia Paranaense de Energia	7,100	69,461
	Cia Siderurgica Nacional SA, Sponsored ADR	222,689	356,302
	Cia Siderurgica Nacional SA	226,966	373,971
	Cielo SA	91,444	68,273
	Cogna Educacao	513,618	523,261
	Construtora Tenda SA	31,344	133,955
*	Cosan Logistica SA	89,123	251,739
	Cosan SA	38,530	427,536
	CSU Cardsystem SA	18,186	32,975
	CVC Brasil Operadora e Agencia de Viagens SA	44,590	113,158
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	68,918	201,638
*	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	812
	Dimed SA Distribuidora da Medicamentos	6,000	25,819
	Direcional Engenharia SA	31,936	51,681
	Duratex SA	86,642	155,187
*	EcoRodovias Infraestrutura e Logistica SA	79,920	154,170
	EDP - Energias do Brasil SA	64,352	201,178
*	Embraer SA, Sponsored ADR	75,026	474,915
	Energisa SA	68,145	547,626
*	Eneva SA	34,261	226,689
	Engie Brasil Energia SA	24,375	175,353
	Equatorial Energia SA	230,160	775,820
*	Even Construtora e Incorporadora SA	48,516	60,133
	Ez Tec Empreendimentos e Participacoes SA	32,267	179,258
	Fleury SA	75,200	315,298
	Fras-Le SA	9,200	6,852
*	Gafisa SA	33,543	24,057
	Gerdau SA, Sponsored ADR	134,698	289,601
	Gol Linhas Aereas Inteligentes SA, ADR	9,991	46,058
	Grendene SA	36,500	46,784
	Guararapes Confeccoes SA	49,064	115,038
	Hapvida Participacoes e Investimentos SA	2,445	23,578
*	Helbor Empreendimentos SA	157,652	53,924
	Hypera SA	25,074	134,087
	Industrias Romi SA	600	1,230
	Instituto Hermes Pardini SA	24,400	87,273
	International Meal Co. Alimentacao SA, Class A	69,296	41,415
	Iochpe-Maxion SA	79,610	186,072
	IRB Brasil Resseguros SA	134,378	252,550
	Itau Unibanco Holding SA	33,703	136,352
	JBS SA	474,360	2,079,616
	JHSF Participacoes SA	98,864	75,631
	JSL SA	22,600	78,133
	Kepler Weber SA	8,700	43,165
	Klabin SA	216,974	710,625

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Light SA	50,235	$104,943
	Localiza Rent a Car SA	131,149	824,580
	LOG Commercial Properties e Participacoes SA	12,061	50,745
*	Log-in Logistica Intermodal SA	12,719	32,161
	Lojas Americanas SA	9,484	35,457
	Lojas Renner SA	172,981	1,221,196
	M Dias Branco SA	1,795	10,563
	Magazine Luiza SA	61,110	558,518
	Mahle-Metal Leve SA	30,238	97,811
	Marcopolo SA	54,800	28,217
*	Marfrig Global Foods SA	101,562	239,809
*	Marisa Lojas SA	42,258	51,056
*	Mills Estruturas e Servicos de Engenharia SA	78,057	67,465
*	Minerva SA	46,069	103,865
	Movida Participacoes SA	58,690	116,562
	MRV Engenharia e Participacoes SA	114,937	320,215
	Natura & Co. Holding SA	131,494	858,910
	Notre Dame Intermedica Participacoes S.A.	89,816	905,279
	Odontoprev SA	128,363	354,079
*	Omega Geracao SA	20,913	115,335
	Ouro Fino Saude Animal Participacoes SA	5,300	26,315
*	Paranapanema SA	2,700	5,496
	Petrobras Distribuidora SA	63,600	228,417
	Petroleo Brasileiro SA 71654V101, Sponsored ADR	72,469	483,368
	Petroleo Brasileiro SA 71654V408, Sponsored ADR	19,287	133,273
	Petroleo Brasileiro SA BRPETRACNOR9	644,147	2,209,188
	Porto Seguro SA	70,742	589,181
	Portobello SA	22,113	11,508
*	Positivo Tecnologia SA	12,421	10,507
	Qualicorp Consultoria e Corretora de Seguros SA	160,703	765,998
	Raia Drogasil SA	29,950	577,091
	Restoque Comercio e Confeccoes de Roupas SA	6,296	7,051
*	Rumo SA	128,682	468,310
	Santos Brasil Participacoes SA	8,992	6,747
	Sao Carlos Empreendimentos e Participacoes SA	3,800	25,017
	Sao Martinho SA	130,829	459,522
	Ser Educacional SA	22,907	71,612
	SLC Agricola SA	54,000	238,327
	Smiles Fidelidade SA	22,347	58,684
*	Springs Global Participacoes SA	18,300	19,552
	Sul America SA	112,994	929,858
*	Suzano SA	124,726	903,925
	Suzano SA, Sponsored ADR	10,562	76,155
	T4F Entretenimento SA	13,900	4,780
*	Technos SA	30,800	7,023
*	Tecnisa SA	163,660	23,475
	Tegma Gestao Logistica SA	19,812	68,494
	Telefonica Brasil SA, ADR	12,260	102,984
*	Terra Santa Agro SA	1,600	3,322
	TIM Participacoes SA, ADR	6,220	72,276
	TIM Participacoes SA	132,321	310,490
	Transmissora Alianca de Energia Eletrica SA	104,081	526,348
	Trisul SA	43,531	65,162
	Tupy SA	65,500	178,267
	Ultrapar Participacoes SA, Sponsored ADR	146,684	391,646
	Unipar Carbocloro SA	7,000	37,652
	Usinas Siderurgicas de Minas Gerais SA	23,560	22,963
	Vale SA	622,420	5,134,657

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	40,633	$66,652
*	Via Varejo SA	28,204	47,613
*	Vulcabras Azaleia SA	41,656	32,326
	WEG SA	18,700	137,347
	Wiz Solucoes e Corretagem de Seguros SA	29,400	49,307
	YDUQS Participacoes SA	152,308	850,061

TOTAL BRAZIL			41,554,257

CANADA — (6.5%)
*	5N Plus, Inc.	24,500	29,922
	Absolute Software Corp.	14,380	110,437
	Acadian Timber Corp.	4,453	44,915
	Advantage Oil & Gas, Ltd.	106,161	172,365
	Aecon Group, Inc.	32,865	361,009
	AG Growth International, Inc.	11,375	216,067
	AGF Management, Ltd., Class B	19,664	60,755
	Agnico Eagle Mines, Ltd.	5,870	343,006
	Agnico Eagle Mines, Ltd.	600	35,208
*	Aimia, Inc.	27,730	50,203
*	Air Canada	45,730	664,949
	AirBoss of America Corp.	10,693	108,701
*	Alacer Gold Corp.	187,402	961,278
	Alamos Gold, Inc., Class A	184,374	1,484,851
	Alamos Gold, Inc., Class A	40,442	326,367
	Alaris Royalty Corp.	23,548	171,541
	Alcanna, Inc.	5,691	10,221
*	Alexco Resource Corp.	16,413	26,531
	Algoma Central Corp.	4,700	32,415
	Algonquin Power & Utilities Corp.	57,422	796,181
	Algonquin Power & Utilities Corp.	1,500	20,775
	Alimentation Couche-Tard, Inc., Class B	77,740	2,169,203
	Alio Gold, Inc.	19,045	12,998
	AltaGas, Ltd.	90,700	1,084,269
	Altius Minerals Corp.	7,200	44,484
	Altus Group, Ltd.	3,711	112,054
	Americas Gold & Silver Corp.	11,652	25,029
*	Amerigo Resources, Ltd.	21,300	4,132
	Andrew Peller, Ltd., Class A	11,100	75,358
	ARC Resources, Ltd.	169,197	713,522
*	Argonaut Gold, Inc.	96,041	100,046
*	Aritzia, Inc.	33,968	404,361
	Asanko Gold, Inc.	70,680	79,721
	Atco, Ltd., Class I	14,200	398,777
	Athabasca Oil Corp.	182,955	19,058
	Atlas Corp.	42,872	319,825
*	ATS Automation Tooling Systems, Inc.	7,150	106,072
#	Aurora Cannabis, Inc.	70,242	51,472
	AutoCanada, Inc.	14,210	66,867
	B2Gold Corp.	343,746	1,738,548
	Badger Daylighting, Ltd.	13,390	290,993
	Bank of Montreal 063671101	18,904	962,214
	Bank of Montreal 2076009	21,184	1,077,044
	Bank of Nova Scotia (The)	68,381	2,741,233
	Bank of Nova Scotia (The)	71,552	2,872,097
	Barrick Gold Corp.	1,048	26,955
	Barrick Gold Corp.	58,623	1,528,708
*	Bausch Health Cos., Inc.	51,386	931,114
*	Bausch Health Cos., Inc.	34,276	619,305

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Baytex Energy Corp.	226,796	$72,506
	Baytex Energy Corp.	22,889	7,439
	BCE, Inc.	18,344	741,821
	Birchcliff Energy, Ltd.	130,221	143,136
	Bird Construction, Inc.	5,116	19,039
*	Black Diamond Group, Ltd.	36,016	34,413
	BlackBerry, Ltd.	102,153	435,927
	BlackBerry, Ltd.	57,795	247,363
*	Bombardier, Inc., Class B	107,076	37,693
	Bonavista Energy Corp.	269,811	34,891
	Bonterra Energy Corp.	13,150	11,620
	Boralex, Inc., Class A	35,436	686,088
	Brookfield Asset Management, Inc., Class A	9,984	337,402
	Brookfield Asset Management, Inc., Class A	18,006	608,963
	BRP, Inc.	9,248	276,786
	CAE, Inc.	26,952	445,344
	CAE, Inc.	5,994	99,261
	Calfrac Well Services, Ltd.	55,031	8,698
	Calian Group, Ltd.	4,200	136,988
	Cameco Corp.	102,984	1,023,958
	Cameco Corp.	29,287	291,699
	Canaccord Genuity Group, Inc.	30,446	117,896
	Canacol Energy, Ltd.	36,305	92,070
	Canada Goose Holdings, Inc.	500	11,940
	Canada Goose Holdings, Inc.	13,776	328,558
	Canadian Imperial Bank of Commerce	55,740	3,302,874
	Canadian Imperial Bank of Commerce	7,445	442,307
	Canadian National Railway Co.	13,000	1,075,060
	Canadian National Railway Co.	46,957	3,891,327
	Canadian Natural Resources, Ltd.	28,391	475,444
	Canadian Natural Resources, Ltd.	243,323	4,078,093
	Canadian Pacific Railway, Ltd.	9,072	2,061,869
	Canadian Pacific Railway, Ltd.	1,755	398,964
	Canadian Tire Corp., Ltd., Class A	13,495	946,914
	Canadian Utilities, Ltd., Class A	18,114	441,935
	Canadian Utilities, Ltd., Class B	600	14,673
	Canadian Western Bank	56,966	901,585
*	Canfor Corp.	15,204	105,951
	Canfor Pulp Products, Inc.	15,063	75,101
#	Canopy Growth Corp.	1,700	27,113
*	Canopy Growth Corp.	14,574	233,184
	CanWel Building Materials Group, Ltd.	25,200	63,364
	Capital Power Corp.	30,345	587,301
*	Capstone Mining Corp.	148,077	57,446
	Cardinal Energy, Ltd.	46,873	19,194
	Cascades, Inc.	48,759	487,958
	CCL Industries, Inc., Class B	28,675	896,332
*	Celestica, Inc.	50,960	317,481
*	Celestica, Inc.	5,600	34,961
	Cenovus Energy, Inc.	28,200	102,310
	Cenovus Energy, Inc.	165,194	601,306
	Centerra Gold, Inc.	96,454	771,246
	Cervus Equipment Corp.	3,004	13,488
	CES Energy Solutions Corp.	119,725	100,635
*	CGI, Inc.	27,460	1,751,230
	Chesswood Group, Ltd.	5,700	24,160
*	China Gold International Resources Corp., Ltd.	146,224	71,434
	CI Financial Corp.	79,936	849,350
	Cineplex, Inc.	42,263	505,231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Clearwater Seafoods, Inc.	11,500	$42,053
	Cogeco Communications, Inc.	6,627	489,949
	Cogeco, Inc.	34,218	2,109,448
	Colliers International Group, Inc.	2,800	153,664
	Colliers International Group, Inc.	11,666	641,630
	Computer Modelling Group, Ltd.	35,217	118,406
	Constellation Software, Inc.	591	568,319
	Copper Mountain Mining Corp.	97,704	32,639
	Corby Spirit and Wine, Ltd.	5,700	66,707
	Corus Entertainment, Inc., Class B	293,525	668,468
	Crescent Point Energy Corp.	53,200	74,146
	Crescent Point Energy Corp.	155,175	215,693
*	Crew Energy, Inc.	145,698	28,261
*	CRH Medical Corp.	46,658	95,867
	Denison Mines Corp.	188,385	81,203
*	Descartes Systems Group, Inc. (The)	3,518	147,878
	DIRTT Environmental Solutions	10,600	12,641
	Dollarama, Inc.	39,342	1,234,004
	Dorel Industries, Inc., Class B	18,150	36,380
	DREAM Unlimited Corp., Class A	30,800	194,056
	Dundee Precious Metals, Inc.	67,427	314,380
	Echelon Financial Holdings, Inc.	2,200	9,056
	ECN Capital Corp.	122,569	347,820
	E-L Financial Corp., Ltd.	284	140,467
*	Eldorado Gold Corp.	86,238	822,137
*	Eldorado Gold Corp.	4,518	42,787
	Element Fleet Management Corp.	194,983	1,438,612
	Emera, Inc.	24,759	985,593
	Empire Co., Ltd., Class A	34,684	765,717
	Enbridge, Inc.	54,246	1,662,129
	Enbridge, Inc.	34,206	1,049,440
#	Endeavour Mining Corp.	29,721	535,090
	Enerflex, Ltd.	44,095	166,313
	Energy Fuels, Inc.	31,800	56,429
	Enerplus Corp.	82,000	220,913
	Enerplus Corp.	85,064	229,673
	Enghouse Systems, Ltd.	17,344	649,800
	Ensign Energy Services, Inc.	98,720	43,972
*	Equinox Gold Corp.	3,012	25,167
	Equitable Group, Inc.	7,300	356,622
*	ERO Copper Corp.	1,600	18,300
	Essential Energy Services Trust	38,149	3,837
	Evertz Technologies, Ltd.	8,165	88,457
	Exchange Income Corp.	8,657	184,901
	Exco Technologies, Ltd.	40,640	190,361
	Extendicare, Inc.	41,022	181,541
	Fairfax Financial Holdings, Ltd.	3,900	1,057,465
	Fiera Capital Corp.	16,900	109,271
	Finning International, Inc.	79,964	1,015,097
	First National Financial Corp.	5,300	121,805
	First Quantum Minerals, Ltd.	125,878	768,677
	FirstService Corp.	7,595	657,575
	FirstService Corp.	2,400	207,507
	Fortis, Inc.	20,242	784,406
	Fortis, Inc.	7,283	282,216
	Fortuna Silver Mines, Inc.	86,776	260,587
	Franco-Nevada Corp.	3,701	489,309
	Frontera Energy Corp.	8,419	27,036
	Gamehost, Inc.	9,498	32,685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	GDI Integrated Facility Services, Inc.	300	$6,257
*	Gear Energy, Ltd.	122,642	22,468
	Genworth MI Canada, Inc.	25,974	640,416
	George Weston, Ltd.	19,810	1,405,251
	Gibson Energy, Inc.	56,002	797,816
	Gildan Activewear, Inc.	21,696	302,695
*	Glacier Media, Inc.	1,400	342
	GMP Capital, Inc.	32,869	30,698
#	goeasy, Ltd.	8,267	264,055
*	GoGold Resources, Inc.	16,500	8,179
	GoldMoney, Inc.	16,200	30,725
*	Gran Tierra Energy, Inc.	444	151
*	Gran Tierra Energy, Inc.	261,781	87,452
	Great Canadian Gaming Corp.	22,100	430,426
	Great-West Lifeco, Inc.	20,996	345,722
*	Guyana Goldfields, Inc.	57,932	25,804
*	Heroux-Devtek, Inc.	13,891	111,671
	High Arctic Energy Services, Inc.	10,600	4,645
	High Liner Foods, Inc.	12,787	58,609
*	Home Capital Group, Inc.	27,067	362,267
	Horizon North Logistics, Inc.	68,014	22,477
	Hudbay Minerals, Inc.	135,232	330,320
	Husky Energy, Inc.	147,070	472,290
	Hydro One, Ltd.	27,300	495,026
	iA Financial Corp., Inc.	37,301	1,210,986
*	IAMGOLD Corp.	155,174	542,906
*	IAMGOLD Corp.	35,221	123,626
*	IBI Group, Inc.	7,300	22,394
	IGM Financial, Inc.	7,889	167,080
	Imperial Metals Corp.	11,400	14,414
	Imperial Oil, Ltd.	9,800	158,340
	Imperial Oil, Ltd.	24,351	394,243
*	Indigo Books & Music, Inc.	1,800	2,741
	Information Services Corp.	5,400	55,282
	Innergex Renewable Energy, Inc.	46,129	619,047
	Intact Financial Corp.	4,700	447,293
	Inter Pipeline, Ltd.	57,709	482,584
*	Interfor Corp.	33,168	195,631
	Intertape Polymer Group, Inc.	43,244	424,378
*	IPL Plastics, Inc.	1,800	5,819
	Jamieson Wellness, Inc.	22,955	518,980
	Just Energy Group, Inc.	28,226	12,978
	K-Bro Linen, Inc.	1,229	23,830
	Kelt Exploration, Ltd.	63,747	73,275
	Keyera Corp.	62,719	930,455
*	Kinaxis, Inc.	4,982	500,795
*	Kinross Gold Corp.	261,711	1,727,881
*	Kinross Gold Corp.	7,412	48,993
	Kirkland Lake Gold, Ltd.	80,828	3,341,244
	KP Tissue, Inc.	5,700	40,704
	Lassonde Industries, Inc., Class A	2,100	212,376
	Laurentian Bank of Canada	14,274	318,818
	Leon’s Furniture, Ltd.	10,044	95,609
*	Lightstream Resources, Ltd.	52,634	0
	Linamar Corp.	29,163	700,608
	Loblaw Cos., Ltd.	26,402	1,299,263
	Lucara Diamond Corp.	184,114	68,781
	Lundin Mining Corp.	363,711	1,782,039
	Magellan Aerospace Corp.	9,800	45,129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	80,312	$3,129,511
	Magna International, Inc.	29,284	1,142,955
*	Mainstreet Equity Corp.	2,996	124,816
*	Major Drilling Group International, Inc.	42,212	107,657
*	Mandalay Resources Corp.	18,509	19,280
	Manulife Financial Corp.	17,741	223,427
	Manulife Financial Corp.	141,354	1,781,060
	Maple Leaf Foods, Inc.	28,273	522,622
	Martinrea International, Inc.	55,453	335,041
*	Mav Beauty Brands, Inc.	2,500	4,670
	Medical Facilities Corp.	31,821	100,816
*	MEG Energy Corp.	129,677	289,734
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	313,615
	Methanex Corp.	5,399	85,736
	Metro, Inc.	28,767	1,183,594
	Morguard Corp.	700	73,925
	Morneau Shepell, Inc.	19,996	483,398
	Mountain Province Diamonds, Inc.	6,000	1,897
	MTY Food Group, Inc.	6,344	109,620
	Mullen Group, Ltd.	49,819	206,871
	National Bank of Canada	84,872	3,423,050
	Neo Performance Materials, Inc.	1,300	6,930
*	New Gold, Inc.	513,322	420,408
	NFI Group, Inc.	37,760	431,868
	Norbord, Inc.	792	12,854
	Norbord, Inc.	3,510	56,827
	North American Construction Group, Ltd.	19,300	97,890
	North American Construction Group, Ltd.	1,018	5,131
	North West Co., Inc. (The)	22,094	417,452
	Northland Power, Inc.	44,775	960,831
	Nutrien, Ltd.	41,548	1,483,673
	NuVista Energy, Ltd.	75,369	44,400
#	Obsidian Energy, Ltd.	21,375	4,453
	OceanaGold Corp.	304,371	463,570
	Onex Corp.	18,083	833,511
	Open Text Corp.	18,400	695,312
	Open Text Corp.	16,829	638,661
	Osisko Gold Royalties, Ltd.	26,039	237,762
#	Painted Pony Energy, Ltd.	105,752	47,864
	Pan American Silver Corp.	0	0
	Pan American Silver Corp.	30,872	655,712
	Paramount Resources, Ltd., Class A	31,088	42,434
*	Parex Resources, Inc.	106,941	1,172,398
	Park Lawn Corp.	7,381	115,703
	Parkland Fuel Corp.	41,414	979,750
	Pason Systems, Inc.	29,830	162,228
	Pembina Pipeline Corp.	2,244	51,466
	Pembina Pipeline Corp.	46,796	1,073,500
#	Peyto Exploration & Development Corp.	97,254	196,332
*	Photon Control, Inc.	8,300	5,844
*	PHX Energy Services Corp.	18,919	9,242
	Pinnacle Renewable Energy, Inc.	4,200	21,091
	Pizza Pizza Royalty Corp.	10,074	63,109
	Polaris Infrastructure, Inc.	5,200	46,510
	Pollard Banknote, Ltd.	3,300	35,799
	Precision Drilling Corp.	107,261	57,794
*	Precision Drilling Corp.	24,082	13,245
	Premier Gold Mines, Ltd.	48,951	60,839

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Premium Brands Holdings Corp.	14,391	$867,833
*	Pretium Resources, Inc.	7,794	59,468
	Pretium Resources, Inc.	44,718	341,501
*	Pulse Seismic, Inc.	22,820	13,443
	Quarterhill, Inc.	76,668	96,389
	Quebecor, Inc., Class B	39,526	860,687
*	Questerre Energy Corp., Class A	32,700	3,289
	Recipe Unlimited Corp.	14,874	141,586
	Restaurant Brands International, Inc.	9,100	443,902
	Restaurant Brands International, Inc.	8,851	436,354
	Richelieu Hardware, Ltd.	29,641	563,029
	Ritchie Bros Auctioneers, Inc.	7,600	327,107
	Ritchie Bros Auctioneers, Inc.	19,812	853,699
	Rocky Mountain Dealerships, Inc.	8,291	26,208
	Rogers Communications, Inc., Class B	4,600	192,665
	Rogers Communications, Inc., Class B	24,065	1,006,398
	Rogers Sugar, Inc.	26,348	88,587
*	Roxgold, Inc.	48,000	43,105
	Royal Bank of Canada 2754383	73,553	4,524,834
	Royal Bank of Canada 780087102	133,402	8,216,229
	Russel Metals, Inc.	42,512	460,563
	Sandstorm Gold, Ltd.	45,625	354,328
	Saputo, Inc.	17,716	445,461
	Secure Energy Services, Inc.	78,065	70,104
*	SEMAFO, Inc.	168,337	423,276
*	Seven Generations Energy, Ltd., Class A	163,953	339,225
	Shaw Communications, Inc., Class B	10,873	177,396
	Shaw Communications, Inc., Class B	67,901	1,108,823
	ShawCor, Ltd.	35,032	51,342
*	Shopify, Inc., Class A	900	569,061
	Sienna Senior Living, Inc.	15,909	151,438
#	Sierra Wireless, Inc.	7,200	67,554
	Sierra Wireless, Inc.	11,505	107,917
	Sleep Country Canada Holdings, Inc.	19,915	188,427
	SNC-Lavalin Group, Inc.	10,980	202,490
	Spin Master Corp.	10,400	150,477
	Sprott, Inc.	37,699	92,355
*	SSR Mining, Inc.	44,604	781,551
*	SSR Mining, Inc.	3,196	55,898
	Stantec, Inc.	16,542	487,602
	Stantec, Inc.	8,147	240,581
*	Stars Group, Inc. (The)	5,297	147,766
	Stars Group, Inc. (The)	48,072	1,344,093
	Stelco Holdings, Inc.	1,422	6,722
	Stella-Jones, Inc.	15,990	398,616
*	Storm Resources, Ltd.	4,600	4,296
	Stuart Olson, Inc.	15,040	9,292
	Sun Life Financial, Inc.	49,784	1,710,080
	Suncor Energy, Inc.	111,613	1,990,182
	Suncor Energy, Inc.	204,854	3,656,644
*	SunOpta, Inc.	7,675	21,567
	SunOpta, Inc.	4,800	13,518
	Superior Plus Corp.	94,458	670,459
	Supremex, Inc.	7,129	9,373
	Surge Energy, Inc.	157,442	31,671
*	Tamarack Valley Energy, Ltd.	113,214	65,068
*	Taseko Mines, Ltd.	134,013	47,176
	TC Energy Corp.	5,442	250,450
	TC Energy Corp.	35,615	1,651,111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Teck Resources, Ltd., Class A	600	$6,802
	Teck Resources, Ltd., Class B	78,125	688,670
	Teck Resources, Ltd., Class B	123,614	1,089,039
	TELUS Corp.	49,328	806,216
*	TeraGo, Inc.	3,300	13,869
*	Teranga Gold Corp.	41,335	286,264
	Tervita Corp.	6,910	13,105
	TFI International, Inc.	48,463	1,343,922
	Thomson Reuters Corp.	4,681	329,800
	Tidewater Midstream and Infrastructure, Ltd.	109,000	44,635
	Timbercreek Financial Corp.	18,861	106,639
	TMX Group, Ltd.	3,392	293,862
	TORC Oil & Gas, Ltd.	106,408	85,619
*	Torex Gold Resources, Inc.	39,274	558,941
	Toromont Industries, Ltd.	20,559	965,953
	Toronto-Dominion Bank (The)	89,278	3,730,312
	Toronto-Dominion Bank (The)	9,606	401,243
	Total Energy Services, Inc.	18,599	22,315
	Tourmaline Oil Corp.	100,951	1,000,838
	TransAlta Corp. 2901628	133,581	785,968
	TransAlta Corp. 89346D107	33,238	194,775
	TransAlta Renewables, Inc.	39,506	426,862
	Transcontinental, Inc., Class A	51,756	468,870
	TransGlobe Energy Corp.	44,981	26,822
	TransGlobe Energy Corp.	1,119	694
#	Trican Well Service, Ltd.	148,510	61,881
*	Trisura Group, Ltd.	2,121	61,983
*	Turquoise Hill Resources, Ltd.	262,537	128,255
	Uni-Select, Inc.	22,152	67,795
	Vermilion Energy, Inc.	13,653	67,191
	Vermilion Energy, Inc.	61,564	304,126
	VersaBank	4,000	16,006
	Wajax Corp.	15,240	95,144
	Waste Connections, Inc.	1,061	91,150
	Waste Connections, Inc.	11,349	976,458
*	Wesdome Gold Mines Ltd.	124,514	953,568
	West Fraser Timber Co., Ltd.	23,436	652,258
	Western Forest Products, Inc.	244,498	163,356
	Westshore Terminals Investment Corp.	27,839	298,400
	Wheaton Precious Metals Corp.	18,658	704,526
	Whitecap Resources, Inc.	187,079	245,953
	WildBrain, Ltd.	77,506	49,000
	Winpak, Ltd.	9,400	313,007
	WSP Global, Inc.	9,003	604,167
	Yamana Gold, Inc.	398,609	1,878,570
	Yamana Gold, Inc.	8,700	40,716
#	Yangarra Resources, Ltd.	54,109	19,436
	Yellow Pages, Ltd.	9,936	67,384

TOTAL CANADA			187,298,641

CHILE — (0.2%)
	AES Gener SA	645,978	95,183
	Aguas Andinas SA, Class A	422,238	141,606
	Banco de Chile, ADR	8,263	148,325
	Banco de Credito e Inversiones SA	5,511	204,611
	Banco Santander Chile, ADR	8,227	138,371
	Banco Santander Chile	1,227,899	52,725
	Besalco SA	159,422	70,779
	CAP SA	33,285	162,458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cencosud SA	245,903	$297,475
	Cia Cervecerias Unidas SA	12,277	88,229
	Cia Cervecerias Unidas SA, Sponsored ADR	13,115	186,495
*	Cia Sud Americana de Vapores SA	8,819,415	211,269
	Colbun SA	714,528	104,839
	Cristalerias de Chile SA	2,000	9,822
	Embotelladora Andina SA, ADR, Class B	4,903	68,040
*	Empresa Nacional de Telecomunicaciones SA	76,642	463,579
	Empresas CMPC SA	154,949	334,043
	Empresas COPEC SA	17,140	107,122
	Empresas Hites SA	40,531	6,943
*	Empresas La Polar SA	718,081	7,741
	Enel Americas SA, ADR	79,243	641,076
	Enel Americas SA	3,644,157	597,975
	Enel Chile SA, ADR	60,103	241,013
	Enel Chile SA	844,942	68,808
	Engie Energia Chile SA	137,375	169,510
	Falabella SA	25,508	69,659
	Forus SA	24,881	28,010
	Grupo Security SA	496,836	88,406
	Hortifrut SA	2,991	3,407
	Inversiones Aguas Metropolitanas SA	232,596	186,654
	Inversiones La Construccion SA	14,743	111,248
	Itau CorpBanca Chile SA	31,981,234	90,516
	Itau CorpBanca Chile SA, ADR	9,675	41,312
	Latam Airlines Group SA, Sponsored ADR	53,617	203,745
	Latam Airlines Group SA	3,726	14,080
*	Masisa SA	1,118,583	22,026
	Molibdenos y Metales SA	1,797	12,014
	Multiexport Foods SA	175,108	48,029
	Parque Arauco SA	110,687	185,752
	PAZ Corp. SA	30,769	20,011
	Plaza SA	7,638	10,996
	Ripley Corp. SA	405,718	126,347
	Salfacorp SA	188,280	81,184
	Sigdo Koppers SA	85,947	82,354
	Sociedad Matriz SAAM SA	1,380,854	81,207
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,492	148,018
	Socovesa SA	126,028	29,586
	SONDA SA	246,425	149,047
	Vina Concha y Toro SA	83,473	131,473

TOTAL CHILE			6,583,118

CHINA — (9.2%)
*	21Vianet Group, Inc., ADR	15,814	236,736
*	3SBio, Inc.	163,000	165,252
	500.com, Ltd., ADR, Class A	2,873	12,469
*	51job, Inc., ADR	5,450	326,673
*	58.com, Inc., ADR	11,846	615,400
#	AAC Technologies Holdings, Inc.	307,500	1,454,349
	Agile Group Holdings, Ltd.	1,144,749	1,287,577
	Agricultural Bank of China, Ltd., Class H	3,711,000	1,543,709
	Air China, Ltd., Class H	540,000	385,034
	AKM Industrial Co., Ltd.	50,000	6,196
*	Alibaba Group Holding, Ltd., Sponsored ADR	40,123	8,131,728
*	Alibaba Health Information Technology, Ltd.	62,000	148,304
*	Alibaba Pictures Group, Ltd.	690,000	92,416
*	Aluminum Corp. of China, Ltd., Class H	1,046,000	220,148
	AMVIG Holdings, Ltd.	130,000	24,850

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angang Steel Co., Ltd., Class H	1,115,400	$300,689
	Anhui Conch Cement Co., Ltd., Class H	289,500	2,282,817
	Anhui Expressway Co., Ltd., Class H	140,000	72,155
	Animal Health Holdings, Inc.	47,000	1,137
	ANTA Sports Products, Ltd.	235,000	2,001,267
#	Anton Oilfield Services Group	1,118,000	69,762
*	Aowei Holdings, Ltd.	59,000	9,348
	APT Satellite Holdings, Ltd.	186,250	59,246
	Asia Cement China Holdings Corp.	254,000	294,035
*	Asia Television Holdings, Ltd.	572,000	3,035
	Ausnutria Dairy Corp., Ltd.	239,000	440,773
	Avic Capital Co., Ltd., Class A	38,500	21,209
#	AVIC International Holding HK, Ltd.	1,307,948	17,023
	AviChina Industry & Technology Co., Ltd., Class H	1,032,000	407,302
	BAIC Motor Corp., Ltd., Class H	1,408,500	616,205
*	Baidu, Inc., Sponsored ADR	15,804	1,595,098
	Bank of China, Ltd., Class H	5,600,800	2,132,240
	Bank of Chongqing Co., Ltd., Class H	341,500	182,943
	Bank of Communications Co., Ltd., Class H	828,695	525,149
	Bank of Nanjing Co., Ltd., Class A	41,960	45,446
	Bank of Ningbo Co., Ltd., Class A	34,200	124,941
#	Bank of Zhengzhou Co., Ltd., Class H	76,000	21,059
*	Baoye Group Co., Ltd., Class H	87,040	52,017
	Baozun, Inc., Sponsored ADR	4,280	136,275
#	BBMG Corp., Class H	724,000	183,040
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	699,501
	Beijing Capital Land, Ltd., Class H	601,000	134,716
#	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	43,100
	Beijing Enterprises Holdings, Ltd.	150,000	531,388
	Beijing Enterprises Water Group, Ltd.	1,875,000	727,597
*	Beijing Gas Blue Sky Holdings, Ltd.	1,400,000	28,703
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	60,109
	Beijing North Star Co., Ltd., Class H	300,000	72,871
*	Beijing Properties Holdings, Ltd.	616,000	9,157
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	21,862
	Best Pacific International Holdings, Ltd.	186,000	27,644
*	Bitauto Holdings, Ltd., ADR	10,180	123,789
	Brilliance China Automotive Holdings, Ltd.	904,000	836,415
#	BYD Co., Ltd., Class H	189,500	1,178,473
#	BYD Electronic International Co., Ltd.	531,000	1,222,747
	CA Cultural Technology Group, Ltd.	129,000	47,653
	Cabbeen Fashion, Ltd.	155,000	22,684
	Canvest Environmental Protection Group Co., Ltd.	218,000	95,806
*	Capital Environment Holdings, Ltd.	2,440,000	35,547
#	CAR, Inc.	557,000	162,088
	Carrianna Group Holdings Co., Ltd.	238,000	16,795
	Central China Real Estate, Ltd.	370,696	188,953
	Central China Securities Co., Ltd., Class H	218,000	34,280
*	Century Sunshine Group Holdings, Ltd.	1,055,000	22,295
	CGN New Energy Holdings Co., Ltd.	752,000	155,737
	CGN Power Co., Ltd., Class H	718,000	180,612
	Chaowei Power Holdings, Ltd.	348,000	99,707
	Cheetah Mobile, Inc., ADR	11,548	23,673
#	China Aerospace International Holdings, Ltd.	848,000	44,612
*	China All Access Holdings, Ltd.	270,000	5,220
	China Aoyuan Group, Ltd.	541,000	635,637
	China Automobile New Retail Holdings, Ltd.	406,000	16,373
	China Cinda Asset Management Co., Ltd., Class H	2,786,000	539,974

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp., Ltd., Class H	1,658,000	$809,990
	China Coal Energy Co., Ltd., Class H	508,000	135,909
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,859
	China Communications Construction Co., Ltd., Class H	770,000	517,551
	China Communications Services Corp., Ltd., Class H	530,000	377,791
	China Conch Venture Holdings, Ltd.	282,000	1,348,348
	China Construction Bank Corp., Class H	10,285,200	8,255,551
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	74,341
	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	18,257
	China Dili Group	715,600	159,706
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	19,101
	China Distance Education Holdings, Ltd., ADR	5,206	40,399
	China Dynamics Holdings, Ltd.	1,050,000	6,490
	China Eastern Airlines Corp., Ltd., ADR	2,373	46,796
#	China Eastern Airlines Corp., Ltd., Class H	674,000	273,920
	China Electronics Huada Technology Co., Ltd.	256,000	19,096
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	28,993
	China Energy Engineering Corp., Ltd., Class H	780,000	78,929
	China Everbright Bank Co., Ltd., Class H	483,000	204,962
#	China Everbright Greentech Ltd.	232,000	95,888
	China Everbright International, Ltd.	694,074	401,379
	China Everbright Water, Ltd.	129,348	18,695
#	China Evergrande Group	528,000	938,645
	China Financial Services Holdings, Ltd.	354,000	10,653
	China Flavors & Fragrances Co., Ltd.	146,000	25,363
	China Foods, Ltd.	538,000	177,286
	China Fortune Land Development Co., Ltd., Class A	66,900	224,655
	China Galaxy Securities Co., Ltd., Class H	238,000	120,857
	China Gas Holdings, Ltd.	401,000	1,459,133
	China Gezhouba Group Co., Ltd., Class A	22,600	20,677
	China Glass Holdings, Ltd.	262,000	11,784
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	302,853
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	28,703
	China Hanking Holdings, Ltd.	268,000	61,157
	China Harmony New Energy Auto Holding, Ltd.	380,000	196,304
*	China High Precision Automation Group, Ltd.	127,000	3,747
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	123,573
	China Hongqiao Group, Ltd.	529,500	261,018
#	China Huiyuan Juice Group, Ltd.	306,500	27,726
*	China Index Holdings, Ltd., ADR	2,931	3,283
#	China International Capital Corp., Ltd., Class H	199,600	306,527
	China International Marine Containers Group Co., Ltd., Class H	237,420	210,204
	China International Travel Service Corp, Ltd., Class A	7,133	91,436
#	China Jinmao Holdings Group, Ltd.	1,004,000	706,878
	China Lesso Group Holdings, Ltd.	744,000	1,066,129
	China Life Insurance Co., Ltd., ADR	3,332	35,086
	China Life Insurance Co., Ltd., Class H	226,000	481,990
	China Lilang, Ltd.	323,000	197,923
	China Logistics Property Holdings Co., Ltd.	193,000	72,531
	China Longyuan Power Group Corp., Ltd., Class H	742,000	370,873
*	China Lumena New Materials Corp.	18,800	0
	China Maple Leaf Educational Systems, Ltd.	430,000	126,412
	China Medical System Holdings, Ltd.	832,000	979,406
	China Meidong Auto Holdings, Ltd.	290,000	521,829
	China Mengniu Dairy Co., Ltd.	196,000	694,057
	China Merchants Bank Co., Ltd., Class H	629,701	2,979,939
	China Merchants Land, Ltd.	614,000	101,955
	China Merchants Port Holdings Co., Ltd.	88,000	113,262
	China Merchants Securities Co., Ltd., Class H	13,200	14,486

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Metal Recycling Holdings, Ltd.	89,400	$0
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	863,801
	China Mobile, Ltd.	798,000	6,415,167
	China Mobile, Ltd., Sponsored ADR	73,952	2,955,861
*	China Modern Dairy Holdings, Ltd.	1,092,000	116,672
	China Molybdenum Co., Ltd., Class H	663,000	200,028
	China National Building Material Co., Ltd., Class H	1,857,400	2,320,163
	China National Chemical Engineering Co., Ltd., Class A	17,400	15,055
	China National Medicines Corp., Ltd., Class A	7,900	34,673
*	China Oceanwide Holdings, Ltd.	964,000	30,335
	China Oil & Gas Group, Ltd.	2,404,000	75,577
	China Oilfield Services, Ltd., Class H	492,000	383,226
	China Oriental Group Co., Ltd.	956,000	288,919
	China Overseas Grand Oceans Group, Ltd.	841,375	526,955
	China Overseas Land & Investment, Ltd.	1,438,827	5,314,949
	China Overseas Property Holdings, Ltd.	749,275	828,384
	China Pacific Insurance Group Co., Ltd., Class H	576,200	1,906,317
	China Petroleum & Chemical Corp., ADR	12,059	599,066
	China Petroleum & Chemical Corp., Class H	4,419,400	2,202,685
	China Pioneer Pharma Holdings, Ltd.	108,000	17,614
	China Power International Development, Ltd.	837,333	170,536
*	China Properties Group, Ltd.	173,000	12,738
	China Railway Construction Corp., Ltd., Class H	623,500	684,607
	China Railway Group, Ltd., Class H	808,000	483,125
*	China Railway Signal & Communication Corp., Ltd., Class H	327,000	161,616
	China Reinsurance Group Corp., Class H	1,489,000	174,475
	China Resources Beer Holdings Co., Ltd.	120,962	569,708
	China Resources Cement Holdings, Ltd.	1,328,610	1,807,845
	China Resources Gas Group, Ltd.	466,000	2,619,075
	China Resources Land, Ltd.	734,444	3,034,872
	China Resources Medical Holdings Co., Ltd.	378,500	192,269
	China Resources Pharmaceutical Group, Ltd.	550,000	345,416
	China Resources Power Holdings Co., Ltd.	316,678	375,088
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	105,683
	China SCE Group Holdings, Ltd.	1,251,600	548,865
	China Shanshui Cement Group, Ltd.	107,000	30,373
#	China Shengmu Organic Milk, Ltd.	1,157,000	32,623
	China Shenhua Energy Co., Ltd., Class H	714,616	1,266,005
*	China Silver Group, Ltd.	460,000	34,807
	China South City Holdings, Ltd.	2,548,000	244,608
	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	81,324
#	China Southern Airlines Co., Ltd., Class H	844,000	422,026
	China State Construction International Holdings, Ltd.	781,300	605,747
	China Sunshine Paper Holdings Co., Ltd.	201,000	25,606
	China Suntien Green Energy Corp., Ltd., Class H	587,000	136,712
#	China Taiping Insurance Holdings Co., Ltd.	669,106	1,128,111
	China Telecom Corp., Ltd., ADR	6,681	224,482
	China Telecom Corp., Ltd., Class H	618,000	213,457
	China Tian Lun Gas Holdings, Ltd.	106,000	83,081
*	China Tianrui Group Cement Co., Ltd.	53,000	58,312
	China Traditional Chinese Medicine Holdings Co., Ltd.	792,000	347,619
	China Travel International Investment Hong Kong, Ltd.	750,000	105,012
	China Unicom Hong Kong, Ltd.	1,930,000	1,248,193
	China Unicom Hong Kong, Ltd., ADR	88,795	569,176
	China United Network Communications, Ltd., Class A	229,900	168,613
	China Vanke Co., Ltd., Class H	387,200	1,301,274
#	China Vast Industrial Urban Development Co., Ltd.	218,000	85,593
#	China Water Affairs Group, Ltd.	310,000	235,635
#	China Water Industry Group, Ltd.	156,000	5,428

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Wood Optimization Holding, Ltd.	88,000	$20,873
	China XLX Fertiliser, Ltd.	228,000	56,435
	China Yuhua Education Corp., Ltd.	370,000	372,130
	China Yurun Food Group, Ltd.	478,000	37,051
	China ZhengTong Auto Services Holdings, Ltd.	666,000	103,290
#	China Zhongwang Holdings, Ltd.	878,400	211,143
#	Chinasoft International, Ltd.	816,000	428,221
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	39,472
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,332,000	581,090
	Chu Kong Shipping Enterprise Group Co., Ltd.	180,000	22,626
	CIFI Holdings Group Co., Ltd.	1,519,085	1,160,486
	CIMC Enric Holdings, Ltd.	142,000	66,049
	CITIC Dameng Holdings, Ltd.	361,000	9,990
	CITIC Resources Holdings, Ltd.	1,250,000	42,051
	CITIC Securities Co., Ltd., Class H	98,000	187,718
	CITIC Telecom International Holdings, Ltd.	910,000	336,732
	CITIC, Ltd.	995,000	1,033,410
	Citychamp Watch & Jewellery Group, Ltd.	438,000	86,395
	Clear Media, Ltd.	80,000	73,190
	CNOOC, Ltd.	1,241,000	1,372,076
	CNOOC, Ltd., Sponsored ADR	22,810	2,563,160
*	COFCO Meat Holdings, Ltd.	416,000	148,060
#	Cogobuy Group	246,000	26,002
#	Colour Life Services Group Co., Ltd.	221,000	104,672
	Concord New Energy Group, Ltd.	2,600,000	105,663
	Consun Pharmaceutical Group, Ltd.	296,000	151,330
*	Coolpad Group, Ltd.	863,600	18,781
	COSCO SHIPPING Development Co., Ltd., Class H	914,000	94,491
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	239,752	156,955
#	COSCO SHIPPING Holdings Co., Ltd., Class H	562,000	162,372
	Cosmo Lady China Holdings Co., Ltd.	295,000	37,576
	Country Garden Holdings Co., Ltd.	2,233,183	2,892,810
	Country Garden Services Holdings Co., Ltd.	315,550	1,457,895
	CP Pokphand Co., Ltd.	4,042,000	349,100
#	CPMC Holdings, Ltd.	247,000	87,973
	CRCC High-Tech Equipment Corp., Ltd., Class H	284,000	44,370
	CRRC Corp., Ltd., Class H	460,000	243,505
	CSPC Pharmaceutical Group, Ltd.	624,000	1,235,343
#	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	41,640
#	CT Environmental Group, Ltd.	1,368,000	11,258
	Da Ming International Holdings, Ltd.	8,000	1,181
	Dali Foods Group Co., Ltd.	855,500	528,514
	Daqin Railway Co., Ltd., Class A	11,300	11,465
#	Datang International Power Generation Co., Ltd., Class H	506,000	73,201
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	67,407
*	DBA Telecommunication Asia Holdings, Ltd.	72,000	3,535
*	Differ Group Holding Co., Ltd.	772,000	48,446
	Dong-E-E-Jiao Co Ltd, Class A	5,100	22,127
	Dongfeng Motor Group Co., Ltd., Class H	890,000	590,303
	Dongjiang Environmental Co., Ltd., Class H	96,800	73,418
#	Dongyue Group, Ltd.	960,000	425,266
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	22,208
	E-Commodities Holdings, Ltd.	828,000	22,359
	EEKA Fashion Holdings, Ltd.	76,000	70,698
	ENN Energy Holdings, Ltd.	118,600	1,336,914
#	Essex Bio-technology, Ltd.	140,000	87,550
	EVA Precision Industrial Holdings, Ltd.	396,000	25,044
	Everbright Securities Co., Ltd., Class H	69,000	42,590
*	Fang Holdings, Ltd., ADR	2,931	3,048

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Fantasia Holdings Group Co., Ltd.	810,000	$156,238
	Far East Horizon, Ltd.	1,241,000	1,004,632
#	Flat Glass Group Co., Ltd., Class H	44,000	27,373
	Fosun International, Ltd.	432,892	543,481
	Founder Securities Co., Ltd., Class A	43,200	43,017
	Fu Shou Yuan International Group, Ltd.	284,000	256,821
	Fufeng Group, Ltd.	903,600	309,697
#	Fullshare Holdings, Ltd.	3,450,000	51,169
	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	584,697
*	GCL New Energy Holdings, Ltd.	4,602,000	64,828
#	GCL-Poly Energy Holdings, Ltd.	7,683,000	218,658
	GDS Holdings, Ltd., ADR	1,566	89,763
	Geely Automobile Holdings, Ltd.	2,005,000	3,118,821
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	429,909
	Genertec Universal Medical Group Co., Ltd.	474,000	288,239
	GF Securities Co., Ltd., Class H	91,800	99,614
*	Glorious Property Holdings, Ltd.	1,768,000	34,380
	GoerTek, Inc., Class A	35,600	95,968
	Golden Eagle Retail Group, Ltd.	273,000	261,605
	Golden Throat Holdings Group Co., Ltd.	46,000	8,967
	Goldlion Holdings, Ltd.	162,000	40,353
#	GOME Retail Holdings, Ltd.	3,147,060	365,356
*	Grand Baoxin Auto Group, Ltd.	439,881	52,322
	Great Wall Motor Co., Ltd., Class H	605,500	404,811
	Greatview Aseptic Packaging Co., Ltd.	543,000	200,111
	Greenland Hong Kong Holdings, Ltd.	589,000	219,462
	Greentown China Holdings, Ltd.	499,500	539,790
	Greentown Service Group Co., Ltd.	562,000	739,603
	Guangdong Investment, Ltd.	194,000	403,222
	Guanghui Energy Co., Ltd., Class A	59,100	21,011
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	60,380
	Guangshen Railway Co., Ltd., Class H	442,000	93,521
	Guangzhou Automobile Group Co., Ltd., Class H	256,000	229,711
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	41,864
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	972,733
	Guolian Securities Co., Ltd., Class H	107,500	34,575
	Guorui Properties, Ltd.	554,000	91,332
*	Haichang Ocean Park Holdings, Ltd.	344,000	27,305
	Haier Electronics Group Co., Ltd.	411,000	1,131,931
*	Hailiang Education Group, Inc., ADR	1,838	87,507
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	51,352
	Haitian International Holdings, Ltd.	412,000	728,970
	Haitong Securities Co., Ltd., Class H	258,000	233,573
*	Harbin Bank Co., Ltd., Class H	231,000	39,214
*	Harbin Electric Co., Ltd., Class H	354,236	98,048
*	Harmonicare Medical Holdings, Ltd.	74,000	3,651
#	HC Group, Inc.	211,500	35,634
	Health and Happiness H&H International Holdings, Ltd.	124,500	476,122
	Henan Shuanghui Investment & Development Co., Ltd., Class A	3,600	20,469
	Hengan International Group Co., Ltd.	305,000	2,712,348
	Hilong Holding, Ltd.	544,000	26,692
	Hisense Home Appliances Group Co., Ltd., Class H	89,000	86,089
	HKC Holdings, Ltd.	91,739	69,758
*	Honghua Group, Ltd.	1,656,000	50,876
	Honworld Group, Ltd.	59,000	17,614
	Hopson Development Holdings, Ltd.	302,000	338,253
*	Hua Han Health Industry Holdings, Ltd.	1,573,842	80,697
#	Hua Hong Semiconductor, Ltd.	85,000	164,273
	Huadian Fuxin Energy Corp., Ltd., Class H	686,000	121,937

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Huadian Power International Corp., Ltd., Class H	388,000	$134,977
	Huaneng Power International, Inc., Sponsored ADR	3,000	44,790
	Huaneng Power International, Inc., Class H	516,000	193,987
	Huatai Securities Co., Ltd., Class H	146,200	242,455
	Huaxi Holdings Co., Ltd.	46,000	11,175
	Huaxia Bank Co., Ltd., Class A	33,668	31,155
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	29,680
	Huazhu Group, Ltd., ADR	30,524	1,099,169
	Huishang Bank Corp., Ltd., Class H	186,200	66,637
	IMAX China Holding, Inc.	113,000	171,252
	Industrial & Commercial Bank of China, Ltd., Class H	7,236,460	4,852,112
	Industrial Bank Co., Ltd., Class A	48,200	112,593
	Industrial Securities Co., Ltd., Class A	20,000	16,887
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,300	21,731
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	14,554
*	JD.com, Inc., ADR	4,959	213,733
	Jiangnan Group, Ltd.	1,143,000	44,453
	Jiangsu Expressway Co., Ltd., Class H	198,000	236,346
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	8,000	110,862
	Jiangxi Copper Co., Ltd., Class H	372,000	361,904
	Jiayuan International Group, Ltd.	498,787	207,914
#	Jinchuan Group International Resources Co., Ltd.	737,000	51,920
	Jingrui Holdings, Ltd.	257,000	75,575
	JinkoSolar Holding Co., Ltd., ADR	12,641	199,981
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	83,500	26,667
#	JNBY Design, Ltd.	173,000	166,698
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	21,800	38,182
	Joy City Property, Ltd.	1,920,000	153,941
*	JOYY, Inc., ADR	8,750	533,400
	Ju Teng International Holdings, Ltd.	460,000	117,350
	Jutal Offshore Oil Services, Ltd.	124,000	7,536
	K Wah International Holdings, Ltd.	583,931	267,573
*	Kai Yuan Holdings, Ltd.	1,980,000	11,634
	Kaisa Group Holdings, Ltd.	1,407,000	538,344
*	Kangda International Environmental Co., Ltd.	285,000	29,549
#	Kasen International Holdings, Ltd.	194,000	31,180
	Kinetic Mines and Energy, Ltd.	812,000	35,870
	Kingboard Holdings, Ltd.	236,500	576,955
	Kingboard Laminates Holdings, Ltd.	735,000	711,330
	Kunlun Energy Co., Ltd.	2,228,000	1,451,531
	Kweichow Moutai Co., Ltd., Class A	100	17,814
	KWG Group Holdings, Ltd.	718,400	1,062,725
	Lai Fung Holdings, Ltd.	28,110	31,034
	Lee & Man Chemical Co., Ltd.	66,300	27,228
	Lee & Man Paper Manufacturing, Ltd.	846,600	520,092
	Lee’s Pharmaceutical Holdings, Ltd.	122,000	59,809
	Legend Holdings Corp., Class H	63,500	74,310
	Lenovo Group, Ltd.	3,976,000	2,147,823
	Leoch International Technology, Ltd.	195,000	12,457
*	LexinFintech Holdings, Ltd., ADR	19,782	166,762
	Leyou Technologies Holdings, Ltd.	850,000	253,430
	Li Ning Co., Ltd.	320,500	1,011,970
	Lifestyle China Group, Ltd.	289,500	66,939
*	Lifetech Scientific Corp.	708,000	156,024
	Livzon Pharmaceutical Group, Inc., Class H	61,856	275,661
	Logan Property Holdings Co., Ltd.	740,000	1,166,525
	Longfor Group Holdings, Ltd.	545,500	2,773,339
	Lonking Holdings, Ltd.	1,256,000	425,555
#	Luye Pharma Group, Ltd.	677,500	328,978

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LVGEM China Real Estate Investment Co., Ltd.	162,000	$46,814
	Maoye International Holdings, Ltd.	445,000	20,544
	Metallurgical Corp. of China, Ltd., Class H	878,000	152,383
*	Mingfa Group International Co., Ltd.	589,000	4,277
	Minmetals Land, Ltd.	764,000	100,262
	Minth Group, Ltd.	344,000	827,191
*	MMG, Ltd.	1,680,000	290,733
	MOBI Development Co., Ltd.	124,000	12,880
	Modern Land China Co., Ltd.	444,400	60,859
	Momo, Inc., Sponsored ADR	63,205	1,521,976
	Nan Hai Corp., Ltd.	8,450,000	71,940
#	Nanfang Communication Holdings, Ltd.	64,000	22,189
*	Nature Home Holding Co., Ltd.	228,000	35,197
	NetDragon Websoft Holdings, Ltd.	29,000	80,200
	NetEase, Inc., ADR	7,275	2,509,584
	New China Life Insurance Co., Ltd., Class H	88,000	304,894
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,673	468,895
*	New World Department Store China, Ltd.	223,000	42,785
	Nexteer Automotive Group, Ltd.	698,000	358,725
#	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,237,042
	Ningbo Zhoushan Port Co., Ltd., Class A	44,900	21,046
	Noah Holdings, Ltd., ADR	6,747	187,297
#	NVC International Holdings, Ltd.	545,000	11,753
	O-Net Technologies Group, Ltd.	86,000	53,424
	Orient Securities Co., Ltd., Class H	119,600	61,444
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	33,653
	Ozner Water International Holding, Ltd.	175,000	5,909
	Pacific Online, Ltd.	210,000	34,295
#	Panda Green Energy Group, Ltd.	1,408,000	29,343
*	Parkson Retail Group, Ltd.	605,000	29,983
	PAX Global Technology, Ltd.	417,000	177,778
	Peking University Resources Holdings Co., Ltd.	350,000	3,241
	People’s Insurance Co. Group of China, Ltd. (The), Class H	289,000	94,584
	PetroChina Co., Ltd., ADR	9,000	322,470
	PetroChina Co., Ltd., Class H	3,212,000	1,153,723
	PICC Property & Casualty Co., Ltd., Class H	1,099,753	1,052,404
	Ping An Bank Co., Ltd., Class A	81,225	158,479
	Ping An Insurance Group Co. of China, Ltd., Class H	883,500	8,990,724
	Poly Property Group Co., Ltd.	1,141,000	399,356
	Postal Savings Bank of China Co., Ltd., Class H	622,000	371,678
	Pou Sheng International Holdings, Ltd.	1,044,000	213,270
	Powerlong Real Estate Holdings, Ltd.	728,000	444,638
#	Q Technology Group Co., Ltd.	39,000	46,663
	Qingdao Port International Co., Ltd., Class H	293,000	157,667
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,637
*	Qunxing Paper Holdings Co.	147,174	0
	Red Star Macalline Group Corp., Ltd., Class H	152,672	96,964
	Redco Properties Group Ltd.	606,000	284,209
*	REXLot Holdings, Ltd.	5,031,399	2,531
	Road King Infrastructure, Ltd.	96,000	148,379
	Ronshine China Holdings, Ltd.	198,000	207,264
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	226,143
#	Seazen Group, Ltd.	1,404,000	1,364,335
#	Semiconductor Manufacturing International Corp.	588,100	1,103,829
	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	56,967
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	572,000	868,950
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	57,832
	Shanghai Electric Group Co., Ltd., Class H	486,000	149,371
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	319,240

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	$71,722
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	10,500	51,130
	Shanghai Industrial Holdings, Ltd.	271,000	461,047
	Shanghai Industrial Urban Development Group, Ltd.	887,000	87,431
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	121,591
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	134,500	236,747
	Shanghai Prime Machinery Co., Ltd., Class H	276,000	21,872
*	Shanghai Zendai Property, Ltd.	2,745,000	12,162
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	26,800	12,372
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	16,800	11,196
	Shengjing Bank Co., Ltd., Class H	144,500	132,060
	Shenguan Holdings Group, Ltd.	446,000	18,664
	Shengyi Technology Co., Ltd., Class A	14,200	64,286
	Shenzhen Expressway Co., Ltd., Class H	210,000	240,776
	Shenzhen International Holdings, Ltd.	614,016	1,186,714
	Shenzhen Investment, Ltd.	1,439,142	472,453
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	4,100	10,775
	Shenzhou International Group Holdings, Ltd.	102,000	1,177,246
	Shimao Property Holdings, Ltd.	501,000	2,036,502
	Shougang Fushan Resources Group, Ltd.	972,000	193,867
	Shui On Land, Ltd.	1,429,656	253,283
	Sichuan Expressway Co., Ltd., Class H	266,000	68,392
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	157,473
*	SINA Corp.	19,753	667,059
	Sino Biopharmaceutical, Ltd.	1,448,497	2,111,328
	Sinofert Holdings, Ltd.	1,054,000	97,307
	Sino-Ocean Group Holding, Ltd.	1,358,332	353,771
	Sinopec Engineering Group Co., Ltd., Class H	594,000	284,793
	Sinopec Kantons Holdings, Ltd.	422,000	186,521
	Sinopec Oilfield Service Corp., Class H	538,000	38,980
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	380,000	103,171
	Sinopharm Group Co., Ltd., Class H	356,800	962,061
	Sinosoft Technology Group, Ltd.	416,000	54,442
	Sinotrans, Ltd., Class H	830,000	201,335
	Sinotruk Hong Kong, Ltd.	434,500	880,967
	SITC International Holdings Co., Ltd.	694,000	685,576
	Skyfame Realty Holdings, Ltd.	1,856,000	244,773
	Skyworth Group, Ltd.	800,196	183,807
#	SMI Holdings Group, Ltd.	414,396	20,045
	SOHO China, Ltd.	1,213,500	581,479
	Sparkle Roll Group, Ltd.	944,000	23,468
*	SPT Energy Group, Inc.	96,000	4,060
*	SRE Group, Ltd.	2,440,285	8,779
	SSY Group, Ltd.	1,009,042	710,502
	Suchuang Gas Corp., Ltd.	98,000	24,028
	Sun Art Retail Group, Ltd.	597,000	993,933
	Sun King Power Electronics Group	144,000	20,582
	Sunac China Holdings, Ltd.	500,000	2,236,626
	Suning.com Co., Ltd., Class A	17,800	21,091
	Sunny Optical Technology Group Co., Ltd.	116,100	1,616,752
#	Sunshine 100 China Holdings, Ltd.	217,000	38,679
*	Superb Summit International Group, Ltd.	55,000	1,942
#	Symphony Holdings, Ltd.	450,000	53,274
	Tang Palace China Holdings, Ltd.	88,000	8,445
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	27,512
	TCL Electronics Holdings, Ltd.	379,000	154,729
	Ten Pao Group Holdings, Ltd.	196,000	17,701
	Tencent Holdings, Ltd.	421,000	22,131,731
*	Tenwow International Holdings, Ltd.	286,000	2,630

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Texhong Textile Group, Ltd.	214,000	$153,936
*	Textainer Group Holdings, Ltd.	12,371	110,601
	Tian An China Investment Co., Ltd.	141,000	56,369
*	Tian Ge Interactive Holdings, Ltd.	191,000	32,182
	Tian Shan Development Holding, Ltd.	66,000	26,475
	Tiangong International Co., Ltd.	164,000	52,195
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	29,983
	Tianjin Port Development Holdings, Ltd.	1,134,000	75,809
#	Tianneng Power International, Ltd.	522,000	510,906
	Tianyun International Holdings, Ltd.	70,000	7,287
*	Tibet Water Resources, Ltd.	583,000	23,882
	Tingyi Cayman Islands Holding Corp.	826,000	1,466,232
	TK Group Holdings, Ltd.	138,000	42,634
	Tomson Group, Ltd.	304,503	70,356
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	187,789
	Tongda Group Holdings, Ltd.	2,240,000	144,004
#	Top Spring International Holdings, Ltd.	107,600	16,265
	Towngas China Co., Ltd.	182,250	91,613
	TravelSky Technology, Ltd., Class H	181,471	320,465
	Trigiant Group, Ltd.	360,000	61,058
*	Trip.com Group Ltd., ADR	44,556	1,147,763
*	Truly International Holdings, Ltd.	608,000	67,389
	Tsaker Chemical Group, Ltd.	17,500	2,917
	Tsingtao Brewery Co., Ltd., Class H	102,000	619,643
	Tuniu Corp., Sponsored ADR	11,956	10,063
	Uni-President China Holdings, Ltd.	752,400	755,363
	United Energy Group, Ltd.	5,022,000	914,606
	Vinda International Holdings, Ltd.	134,000	401,163
*	Vipshop Holdings, Ltd., ADR	153,809	2,450,177
	Want Want China Holdings, Ltd.	1,998,000	1,424,057
	Wasion Holdings, Ltd.	250,000	85,627
	Weibo Corp., Sponsored ADR	5,779	216,886
	Weichai Power Co., Ltd., Class H	961,880	1,690,031
	West China Cement, Ltd.	1,698,000	302,632
#	Wisdom Education International Holdings Co., Ltd.	302,000	126,190
	Wison Engineering Services Co., Ltd.	88,000	8,769
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	281,013
	Xiamen International Port Co., Ltd., Class H	500,000	44,568
	Xingda International Holdings, Ltd.	472,332	112,433
	Xingfa Aluminium Holdings, Ltd.	48,000	42,552
	Xinghua Port Holdings, Ltd.	53,750	6,446
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	117,753	115,457
	Xinyi Solar Holdings, Ltd.	2,109,046	1,338,508
	Xinyuan Real Estate Co., Ltd., ADR	23,488	61,069
	Xtep International Holdings, Ltd.	325,192	124,911
	Yadea Group Holdings, Ltd.	606,000	225,479
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	1,004,402
	Yashili International Holdings, Ltd.	482,000	27,668
	Yeebo International Holdings, Ltd.	106,000	20,029
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	232,303
*	Yida China Holdings, Ltd.	110,000	28,389
	Yihai International Holding, Ltd.	194,000	1,545,964
	Yip’s Chemical Holdings, Ltd.	96,000	29,059
*	Yiren Digital, Ltd., ADR	8,553	33,784
*	Youyuan International Holdings, Ltd.	259,510	3,264
	Yuexiu Property Co., Ltd.	3,891,720	739,931
	Yuexiu Transport Infrastructure, Ltd.	172,639	120,515
	Yum China Holdings, Inc.	41,893	2,030,135
	Yuzhou Properties Co., Ltd.	1,211,671	516,213

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Expressway Co., Ltd., Class H	416,000	$314,619
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	21,800	8,860
*	Zhong An Group, Ltd.	1,486,000	45,637
	Zhongsheng Group Holdings, Ltd.	354,500	1,422,861
	Zhongyu Gas Holdings, Ltd.	213,666	182,968
#	Zhou Hei Ya International Holdings Co., Ltd.	357,000	200,694
#	Zhuguang Holdings Group Co., Ltd.	234,000	33,735
	Zhuhai Holdings Investment Group, Ltd.	304,000	47,025
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	82,400	252,073
	Zijin Mining Group Co., Ltd., Class H	3,117,000	1,272,574
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	232,400	188,148
	ZTO Express Cayman, Inc., ADR	21,805	648,917

TOTAL CHINA			264,635,308

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,740	76,625
	Bancolombia SA, Sponsored ADR	5,279	137,782
	Bancolombia SA	17,822	113,982
	Celsia SA ESP	103,896	110,221
	Cementos Argos SA	70,695	69,552
*	CEMEX Latam Holdings SA	37,434	17,020
*	Corp. Financiera Colombiana SA	17,502	114,056
	Ecopetrol SA, Sponsored ADR	10,314	107,781
	Ecopetrol SA	356,765	188,340
*	Empresa de Telecomunicaciones de Bogota	40,000	2,203
	Grupo Argos SA	67,258	156,635
	Grupo Aval Acciones y Valores SA, ADR	5,281	22,180
	Grupo de Inversiones Suramericana SA	30,393	165,208
*	Grupo Energia Bogota SA ESP	47,042	26,616
	Grupo Nutresa SA	22,661	126,270
	Interconexion Electrica SA ESP	72,437	333,002

TOTAL COLOMBIA			1,767,473

CZECH REPUBLIC — (0.0%)
	CEZ A.S.	10,450	194,281
*	Komercni banka A.S.	4,174	88,383
	Moneta Money Bank A.S.	301,322	625,985
	O2 Czech Republic A.S.	10,996	96,319
	Philip Morris CR A.S.	100	57,091

TOTAL CZECH REPUBLIC			1,062,059

DENMARK — (1.5%)
*	Agat Ejendomme A.S.	28,962	8,375
*	ALK-Abello A.S.	2,640	671,562
	Alm Brand A.S.	39,702	311,119
	Ambu A.S., Class B	10,385	325,282
	AP Moller - Maersk A.S., Class A	307	284,465
	AP Moller - Maersk A.S., Class B	272	270,709
#	Bang & Olufsen A.S.	14,114	43,951
*	BankNordik P/F	590	8,732
	Bavarian Nordic A.S.	23,522	554,223
*	Brodrene Hartmann A.S.	1,220	53,598
	Carlsberg A.S., Class B	9,215	1,162,499
	Chr Hansen Holding A.S.	22,719	1,958,916
	Coloplast A.S., Class B	6,991	1,102,648
*	Columbus A.S.	35,018	38,662
*	D/S Norden A.S.	9,917	139,383
*	Danske Bank A.S.	66,750	792,527

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Demant A.S.	32,505	$777,123
*	DFDS A.S.	15,439	391,927
*	Drilling Co. of 1972 A.S. (The)	2,830	66,584
	DSV Panalpina A.S.	35,404	3,678,482
*	FLSmidth & Co. A.S.	15,703	413,288
*	Genmab A.S.	5,761	1,384,855
	GN Store Nord A.S.	43,099	1,966,881
	H Lundbeck A.S.	23,106	843,039
	H+H International A.S., Class B	8,326	109,399
	ISS A.S.	58,124	864,148
*	Jeudan A.S.	2,050	69,680
*	Jyske Bank A.S.	26,367	711,722
	Matas A.S.	17,726	120,216
*	Nilfisk Holding A.S.	14,008	198,412
*	NKT A.S.	11,345	255,067
	NNIT A.S.	4,966	85,016
	Novo Nordisk A.S., Sponsored ADR	20,820	1,318,531
	Novo Nordisk A.S., Class B	132,667	8,462,829
	Novozymes A.S., Class B	36,674	1,799,102
	Orsted A.S.	6,739	680,709
	Pandora A.S.	47,272	1,680,923
*	Parken Sport & Entertainment A.S.	2,697	28,532
	Per Aarsleff Holding A.S.	8,330	244,578
	Ringkjoebing Landbobank A.S.	13,318	836,016
	Rockwool International A.S., Class A	360	69,935
	Rockwool International A.S., Class B	2,921	613,875
*	Royal Unibrew A.S.	25,442	1,968,352
	RTX A.S.	3,391	91,322
	Scandinavian Tobacco Group A.S., Class A	28,049	322,335
	Schouw & Co., A.S.	5,681	407,460
	SimCorp A.S.	12,571	1,161,168
	Solar A.S., Class B	2,756	95,957
*	Spar Nord Bank A.S.	40,494	282,230
	Sydbank A.S.	30,380	501,979
*	Tivoli A.S.	202	19,446
	Topdanmark A.S.	17,631	711,716
	TORM P.L.C.	11,612	98,885
	Tryg A.S.	20,994	559,906
	Vestas Wind Systems A.S.	10,874	933,784
*	Vestjysk Bank A.S.	96,538	41,279
*	Zealand Pharma A.S.	9,863	342,876

TOTAL DENMARK			42,936,215

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	144,696
	Commercial International Bank Egypt S.A.E., GDR	57,748	221,752

TOTAL EGYPT			366,448

FINLAND — (1.0%)
	Ahlstrom-Munksjo Oyj	12,664	176,040
	Aktia Bank Oyj	19,350	163,201
	Alma Media Oyj	10,852	96,142
	Asiakastieto Group Oyj	518	18,188
	Aspo Oyj	7,381	52,079
	Atria Oyj	6,165	63,574
	BasWare Oyj	1,070	28,607
	Bittium Oyj	3,095	18,941
	Cargotec Oyj, Class B	17,540	382,701

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Caverion Oyj	20,229	$115,284
	Citycon Oyj	17,306	114,308
	Elisa Oyj	9,909	602,153
*	Finnair Oyj	32,899	131,075
	Fiskars Oyj Abp	13,847	159,461
	Fortum Oyj	77,300	1,280,872
*	F-Secure Oyj	26,205	78,898
*	HKScan Oyj, Class A	20,409	48,049
	Huhtamaki Oyj	35,591	1,328,401
	Kemira Oyj	57,596	692,882
	Kesko Oyj, Class A	32,432	527,966
	Kesko Oyj, Class B	99,008	1,613,246
	Kone Oyj, Class B	22,183	1,343,271
	Konecranes Oyj	28,082	609,497
	Lassila & Tikanoja Oyj	16,264	227,647
	Metsa Board Oyj	64,015	445,888
	Metso Oyj	50,417	1,398,774
	Neste Oyj	35,303	1,246,744
	Nokia Oyj	116,148	418,706
	Nokia Oyj	150,663	549,616
	Nokian Renkaat Oyj	63,102	1,340,622
	Nordea Bank Abp	291,852	1,871,920
	Nordea Bank Abp	3,835	24,537
	Olvi Oyj, Class A	6,636	280,226
	Oriola Oyj, Class B	72,809	167,348
	Orion Oyj, Class A	9,151	452,196
	Orion Oyj, Class B	25,310	1,286,212
	Outokumpu Oyj	140,239	373,018
	Outotec Oyj	35,571	148,260
	Ponsse Oyj	3,963	102,442
	Raisio Oyj, Class V	16,371	60,760
	Rapala VMC Oyj	1,596	4,288
	Revenio Group Oyj	8,066	218,538
	Sampo Oyj, Class A	31,801	1,054,122
	Sanoma Oyj	47,701	430,691
	Stockmann Oyj Abp, Class B	14,423	11,035
	Stora Enso Oyj, Class R	153,745	1,808,742
	Teleste Oyj	1,219	5,196
	TietoEVRY Oyj	17,705	431,410
	Tikkurila Oyj	15,509	202,853
	Tokmanni Group Corp.	24,997	304,082
	UPM-Kymmene Oyj	44,630	1,223,985
	Uponor Oyj	24,735	277,352
	Vaisala Oyj, Class A	5,625	178,148
	Valmet Oyj	66,924	1,530,489
	Wartsila Oyj Abp	119,220	875,100
	YIT Oyj	72,875	399,467

TOTAL FINLAND			28,995,250

FRANCE — (5.3%)
	ABC arbitrage	5,238	35,809
	Accor SA	34,139	949,692
	Actia Group	5,948	14,886
	Aeroports de Paris	3,235	315,790
	Air France-KLM	125,616	640,478
	Air Liquide SA	19,723	2,505,890
*	Airbus SE	45,205	2,862,312
	Akka Technologies	7,898	251,400
	AKWEL	7,357	92,017

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Albioma SA	15,115	$500,607
	Alstom SA	11,684	479,266
	Alten SA	16,066	1,156,717
	Amplitude Surgical SAS	2,916	3,315
	Amundi SA	6,530	433,423
	Arkema SA	33,154	2,759,506
	Assystem SA	2,834	63,602
	Atos SE	25,824	1,846,781
	Aubay	3,005	78,333
	AXA SA	128,655	2,287,035
	Axway Software SA	1,805	29,579
*	Bastide le Confort Medical	2,315	81,991
	Beneteau SA	18,792	118,990
	Bigben Interactive	8,107	105,058
	BioMerieux	4,773	589,723
	BNP Paribas SA	76,676	2,408,878
	Boiron SA	3,504	129,020
	Bollore SA	166,884	442,279
*	Bollore SA	970	2,588
#	Bonduelle SCA	8,947	195,723
*	Bourbon Corp.	12,106	0
	Bouygues SA	77,992	2,399,671
	Bureau Veritas SA	57,278	1,189,088
	Burelle SA	26	16,112
	Capgemini SE	28,204	2,651,479
	Carrefour SA	148,144	2,200,119
#	Casino Guichard Perrachon SA	22,347	838,837
	Catering International Services	977	8,991
*	Cegedim SA	2,205	66,279
*	CGG SA	323,049	408,333
	Chargeurs SA	11,009	208,892
	Cie de Saint-Gobain	83,894	2,232,244
	Cie des Alpes	6,122	114,639
	Cie Generale des Etablissements Michelin SCA	50,834	4,911,633
	Cie Plastic Omnium SA	34,079	645,312
*	CNP Assurances	32,914	339,564
*	Coface SA	38,579	226,909
	Credit Agricole SA	78,282	629,658
	Danone SA, Sponsored ADR	600	8,274
	Danone SA	49,891	3,477,254
	Dassault Aviation SA	74	60,266
	Dassault Systemes SE	4,673	684,456
	Dassault Systemes SE, Sponsored ADR	1,228	179,902
	Derichebourg SA	59,500	166,957
	Devoteam SA	2,730	207,802
	Edenred	21,500	866,087
	Eiffage SA	31,487	2,573,174
	Electricite de France SA	143,748	1,144,367
	Elior Group SA	36,919	243,841
	Elis SA	67,200	828,313
	Engie SA	166,950	1,811,334
	Eramet	6,101	192,126
	EssilorLuxottica SA	10,135	1,259,015
*	Esso SA Francaise	1,602	29,923
	Etablissements Maurel et Prom SA	14,004	26,110
	Eurofins Scientific SE	1,417	783,843
#	Europcar Mobility Group	60,208	112,230
	Eutelsat Communications SA	110,664	1,239,026
*	Exel Industries, Class A	538	24,564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Faurecia SE	44,559	$1,596,613
	Fleury Michon SA	371	8,863
*	Fnac Darty S.A.	10,006	323,377
*	Fnac Darty SA	3,486	112,455
	Gaztransport Et Technigaz SA	8,235	597,013
	Getlink SE	77,389	987,099
	GL Events	7,370	88,279
	Groupe Crit	2,025	112,318
	Groupe Gorge	981	14,073
	Groupe Open	1,810	15,140
	Guerbet	3,868	122,004
	Haulotte Group SA	3,630	15,868
	Hermes International	2,632	1,924,176
	HEXAOM	1,444	40,393
*	ID Logistics Group	971	180,750
#	Iliad SA	16,484	2,454,810
	Imerys SA	14,893	467,232
	Ingenico Group SA	32,079	4,036,108
	Ipsen SA	5,548	413,120
	IPSOS	17,638	339,626
	Jacquet Metal Service SA	7,553	76,974
	JCDecaux SA	31,556	653,196
	Kaufman & Broad SA	11,366	410,761
	Kering SA	5,323	2,707,834
	Korian SA	28,488	956,838
	Lagardere SCA	73,302	1,190,498
	Laurent-Perrier	664	55,992
	Le Belier	1,492	52,581
	Lectra	9,871	155,396
	Legrand SA	32,156	2,155,821
	Linedata Services	2,241	56,437
	LISI	11,986	193,863
	LNA Sante SA	2,102	93,236
	L’Oreal SA	5,435	1,580,178
	LVMH Moet Hennessy Louis Vuitton SE	19,841	7,670,383
	Maisons du Monde SA	14,787	133,028
	Manitou BF SA	3,963	60,719
	Manutan International	734	38,546
	Mersen SA	7,318	161,478
	Metropole Television SA	17,775	197,851
	Natixis SA	177,646	419,382
	Nexans SA	18,085	644,155
	Nexity SA	24,700	757,642
*	Nicox	4,348	19,152
	NRJ Group	8,607	47,821
	Oeneo SA	11,406	135,068
*	OL Groupe SA	2,387	5,729
*	Onxeo SA	18,755	9,987
	Orange SA, Sponsored ADR	6,981	83,981
	Orange SA	384,186	4,667,489
	Orpea	12,466	1,386,627
	Pernod Ricard SA	2,092	319,439
	Peugeot SA	226,391	3,209,237
*	Pierre & Vacances SA	2,468	37,671
	Plastivaloire	6,808	29,298
	Publicis Groupe SA, ADR	1,600	11,776
	Publicis Groupe SA	74,248	2,191,723
	Quadient	17,196	237,473
	Rallye SA	10,588	90,462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Recylex SA	4,505	$9,895
	Remy Cointreau SA	1,250	139,433
	Renault SA	39,257	773,546
	Rexel SA	138,509	1,293,643
	Robertet SA	77	67,156
	Rothschild & Co.	4,907	97,039
	Rubis SCA	24,023	1,076,291
	Safran SA	20,793	1,933,148
	Sanofi, ADR	14,072	658,992
	Sanofi	43,296	4,228,882
	Sartorius Stedim Biotech	3,950	947,104
	Savencia SA	2,171	128,482
	Schneider Electric SE	9,118	842,616
	Schneider Electric SE	1,443	131,158
	SCOR SE	53,537	1,508,388
	SEB SA	9,458	1,134,275
	Seche Environnement SA	1,666	64,389
	SES SA	158,557	1,056,305
	Societe BIC SA	12,846	642,594
	Societe Generale SA	109,658	1,720,427
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	29,219
	Societe pour l’Informatique Industrielle	1,100	21,408
	Sodexo SA	15,238	1,218,209
*	SOITEC	6,409	589,313
	Solocal Group	184,554	31,387
	Somfy SA	3,079	257,721
	Sopra Steria Group	7,385	874,447
	SPIE SA	49,105	740,238
	Stef SA	2,220	167,075
	STMicroelectronics NV	44,824	1,154,283
	STMicroelectronics NV	42,213	1,079,386
	Suez	61,973	700,991
	Sword Group	2,372	67,529
	Synergie SA	6,848	149,846
	Tarkett SA	19,701	194,833
#	Technicolor SA	109,923	25,391
	Teleperformance	9,260	2,074,323
	Television Francaise 1	38,901	190,460
	Thales SA	13,781	1,043,651
	Thermador Groupe	2,169	104,868
	Total Gabon	289	32,876
	Total SA	245,534	8,714,584
	Trigano SA	3,741	275,301
*	Ubisoft Entertainment SA	15,625	1,162,216
	Union Financiere de France BQE SA	1,915	32,454
	Valeo SA	86,443	1,981,522
#	Vallourec SA	147,735	176,069
*	Valneva SE	7,258	33,289
	Veolia Environnement SA, ADR	13,366	286,166
	Veolia Environnement SA	39,060	832,698
	Vetoquinol SA	738	46,373
	Vicat SA	9,130	256,225
	VIEL & Cie SA	11,323	60,847
	Vilmorin & Cie SA	3,102	124,037
	Vinci SA	59,854	4,903,355
*	Virbac SA	1,348	265,818
	Vivendi SA	30,617	661,732
	Vranken-Pommery Monopole SA	954	15,107

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Worldline SA	3,347	$226,690

TOTAL FRANCE			152,398,051

GERMANY — (4.5%)
	1&1 Drillisch AG	18,382	427,716
	7C Solarparken AG	10,006	36,867
	Aareal Bank AG	25,241	411,150
	Adidas AG	13,545	3,100,889
*	Adler Modemaerkte AG	2,793	9,532
	ADO Properties SA	9,964	279,144
*	ADVA Optical Networking SE	27,653	180,892
	All for One Group AG	326	13,307
	Allgeier SE	1,637	53,267
	Allianz SE	23,343	4,295,842
*	Allianz SE, Sponsored ADR	35,377	659,781
	Amadeus Fire AG	2,244	231,084
	Atoss Software AG	665	133,674
	Aurubis AG	21,241	1,101,144
	BASF SE	36,403	1,862,977
	Basler AG	1,425	72,911
	Bauer AG	5,636	64,333
	Bayer AG	152,294	10,016,278
	Bayerische Motoren Werke AG	54,450	3,203,031
	BayWa AG	6,697	196,477
	Bechtle AG	11,434	1,653,556
	Beiersdorf AG	4,961	519,061
	Bertrandt AG	3,201	123,215
	bet-at-home.com AG	1,125	48,746
	Bijou Brigitte AG	1,389	45,300
	Bilfinger SE	12,771	240,162
	Borussia Dortmund GmbH & Co. KGaA	62,002	437,085
	Brenntag AG	47,648	2,157,403
	CANCOM SE	16,904	860,597
	Carl Zeiss Meditec AG	4,631	456,652
*	CECONOMY AG	98,205	251,387
	CENIT AG	4,236	45,423
	Centrotec SE	1,910	26,780
	Cewe Stiftung & Co. KGAA	4,034	419,851
	comdirect bank AG	4,284	61,480
	Commerzbank AG	320,160	1,180,408
	CompuGroup Medical SE	8,876	674,561
	Continental AG	34,740	2,902,925
	Corestate Capital Holding SA	1,325	27,282
	Covestro AG	71,604	2,405,258
	CropEnergies AG	13,802	108,952
	CTS Eventim AG & Co. KGaA	20,387	847,524
	Daimler AG	150,918	5,161,846
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	8,731
	Deutsche Bank AG	3,370	24,959
	Deutsche Bank AG	321,111	2,379,433
	Deutsche Boerse AG	9,935	1,540,307
#	Deutsche Lufthansa AG	114,800	1,027,768
	Deutsche Pfandbriefbank AG	62,936	462,587
	Deutsche Post AG	112,278	3,335,463
	Deutsche Telekom AG	244,275	3,571,207
	Deutsche Wohnen SE	31,645	1,282,501
	Deutz AG	87,265	335,423
	DIC Asset AG	17,469	231,520
	DMG Mori AG	7,777	349,402

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Dr Hoenle AG	1,671	$66,859
	Draegerwerk AG & Co. KGaA	1,658	115,910
	Duerr AG	32,270	753,010
	E.ON SE	32,418	324,740
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,137	163,629
	EDAG Engineering Group AG	5,318	39,999
	Elmos Semiconductor AG	2,371	47,226
#	ElringKlinger AG	14,246	77,364
	Energiekontor AG	3,966	79,143
	Evonik Industries AG	49,194	1,210,193
	Fielmann AG	8,977	590,283
	First Sensor AG	1,547	64,483
	Francotyp-Postalia Holding AG, Class A	6,658	21,379
#	Fraport AG Frankfurt Airport Services Worldwide	15,282	669,404
	Freenet AG	73,647	1,397,133
	Fresenius Medical Care AG & Co. KGaA	6,404	501,885
	Fresenius SE & Co. KGaA	56,018	2,426,303
	Fuchs Petrolub SE	9,594	320,742
	GEA Group AG	1,799	41,283
	Gerresheimer AG	19,577	1,556,945
	Gesco AG	3,607	61,436
	GFT Technologies SE	11,646	106,485
#	Grammer AG	641	16,109
	Grand City Properties SA	28,574	597,537
#	GRENKE AG	1,112	77,613
*	H&R GmbH & Co. KGaA	7,950	35,987
	Hamburger Hafen und Logistik AG	19,327	314,462
	Hannover Rueck SE	1,595	254,139
	Hapag-Lloyd AG	9,103	1,304,082
	HeidelbergCement AG	23,068	1,093,680
*	Heidelberger Druckmaschinen AG	199,929	142,074
	Hella GmbH & Co KGaA	23,981	882,237
	Henkel AG & Co. KGaA	4,628	360,768
	Highlight Communications AG	2,399	8,945
	Hochtief AG	5,911	462,543
	HolidayCheck Group AG	13,428	18,546
	Hornbach Baumarkt AG	3,936	85,026
	Hornbach Holding AG & Co. KGaA	2,593	148,029
	Hugo Boss AG	23,845	662,041
*	Hypoport SE	77	27,146
	Indus Holding AG	10,309	317,304
	Infineon Technologies AG	125,498	2,333,123
	Infineon Technologies AG, ADR	36,257	665,497
	Isra Vision AG	4,635	253,963
	IVU Traffic Technologies AG	3,202	45,530
	Jenoptik AG	14,267	293,827
	K+S AG	80,857	543,870
	KION Group AG	33,749	1,674,025
	Kloeckner & Co. SE	25,833	105,874
	Koenig & Bauer AG	7,720	158,735
	Krones AG	4,409	265,660
	KSB SE & Co. KGaA	38	9,308
	KWS Saat SE & Co., KGaA	3,610	207,546
	Lanxess AG	42,341	2,083,406
	LEG Immobilien AG	12,468	1,431,387
	Leifheit AG	2,484	52,955
	Leoni AG	15,962	109,570
*	LPKF Laser & Electronics AG	3,068	66,272
#	Manz AG	1,394	21,696

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Medigene AG	1,703	$8,059
	Merck KGaA	5,059	587,139
	METRO AG	100,184	875,336
	MLP SE	26,112	134,543
	MTU Aero Engines AG	11,458	1,560,298
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,385	2,055,543
	Nemetschek SE	18,442	1,160,276
	New Work SE	1,082	257,160
	Nexus AG	1,365	52,367
*	Nordex SE	23,496	188,923
	Norma Group SE	24,056	602,482
	OHB SE	3,082	115,877
#	OSRAM Licht AG	32,255	1,419,368
	Paragon GmbH & Co. KGaA	720	9,756
	Patrizia AG	13,031	290,979
	Pfeiffer Vacuum Technology AG	2,351	387,385
	PNE AG	35,221	167,361
	Progress-Werk Oberkirch AG	1,010	20,119
#	ProSiebenSat.1 Media SE	57,703	576,663
	PSI Software AG	1,178	25,100
	Puma SE	14,786	928,789
	Puma SE	1,980	124,502
*	QIAGEN NV	11,521	479,329
#	QSC AG	69,244	89,266
*	R Stahl AG	845	21,042
	Rational AG	859	414,532
	Rheinmetall AG	26,456	1,790,520
	RHOEN-KLINIKUM AG	6,612	131,618
*	RIB Software SE	7,397	234,588
	RTL Group SA	15,932	530,552
	RWE AG	45,299	1,303,147
	SAF-Holland SE	26,601	136,882
	Salzgitter AG	17,700	236,476
	SAP SE, Sponsored ADR	9,200	1,090,568
	SAP SE	17,271	2,057,100
*	Schaltbau Holding AG	2,053	58,735
	Schloss Wachenheim AG	321	4,428
	Scout24 AG	7,410	484,505
	Secunet Security Networks AG	423	69,465
	Siemens AG	35,072	3,236,553
	Siltronic AG	14,161	1,212,322
*	Sixt Leasing SE	6,611	130,404
	Sixt SE	8,157	555,259
*	SMA Solar Technology AG	2,407	76,606
*	SMT Scharf AG	1,160	11,572
	Software AG	15,798	560,969
	Stabilus SA	6,680	285,334
	STRATEC SE	1,502	142,247
	Stroeer SE & Co. KGaA	9,941	629,173
	Suedzucker AG	24,215	320,381
#	SUESS MicroTec SE	4,760	44,519
	Surteco Group SE	3,313	71,534
	Symrise AG	17,987	1,822,255
	TAG Immobilien AG	43,943	962,513
	Takkt AG	16,965	137,846
*	Talanx AG	10,471	371,855
	Technotrans SE	2,947	41,824
#	Tele Columbus AG	1,021	2,631
	Telefonica Deutschland Holding AG	417,977	1,189,045

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Thyssenkrupp AG	31,780	$211,407
	Traffic Systems SE	1,003	26,582
	Uniper SE	44,477	1,196,539
	United Internet AG	51,461	1,770,698
	VERBIO Vereinigte BioEnergie AG	11,970	108,686
	Volkswagen AG	6,667	985,674
	Vonovia SE	26,355	1,303,228
	Vossloh AG	3,269	123,453
	Wacker Chemie AG	8,826	514,625
#	Wacker Neuson SE	14,206	176,377
	Washtec AG	4,642	183,153
	Wirecard AG	10,348	1,024,012
	Wuestenrot & Wuerttembergische AG	11,676	205,784
*	Zalando SE	6,195	303,640

TOTAL GERMANY			129,940,875

GREECE — (0.1%)
	Aegean Airlines SA	7,070	45,660
*	Alpha Bank AE	2,364	1,726
	Athens Water Supply & Sewage Co. SA	6,973	51,745
	Bank of Greece	4,897	70,416
*	Ellaktor SA	27,611	26,985
*	Eurobank Ergasias Services and Holdings SA, Class A	111,021	44,845
*	FF Group	3,954	19,375
	Fourlis Holdings SA	8,683	34,013
*	GEK Terna Holding Real Estate Construction SA	10,261	65,505
	Hellenic Exchanges - Athens Stock Exchange SA	11,590	43,198
	Hellenic Petroleum SA	16,443	109,207
	Hellenic Telecommunications Organization SA	24,316	321,250
	Holding Co. ADMIE IPTO SA	18,711	41,973
*	Intralot SA-Integrated Lottery Systems & Services	32,611	5,064
	JUMBO SA	19,703	308,350
*	LAMDA Development SA	21,537	141,559
*	Marfin Investment Group Holdings SA	175,597	12,816
	Motor Oil Hellas Corinth Refineries SA	13,959	206,829
	Mytilineos SA	23,447	174,842
*	National Bank of Greece SA	37,403	50,721
	OPAP SA	20,420	182,908
*	Piraeus Bank SA	76,992	102,764
	Piraeus Port Authority SA	2,736	51,288
*	Public Power Corp. SA	13,423	39,006
	Sarantis SA	4,694	40,198
	Terna Energy SA	9,557	89,251
*	Titan Cement International SA	10,553	145,985

TOTAL GREECE			2,427,479

HONG KONG — (2.2%)
#	Agritrade Resources, Ltd.	1,445,000	31,017
	AIA Group, Ltd.	568,600	5,218,478
	Allied Properties HK, Ltd.	668,000	166,377
	Anxin-China Holdings, Ltd.	816,000	0
#	Asia Financial Holdings, Ltd.	72,000	34,141
	ASM Pacific Technology, Ltd.	140,800	1,422,743
	Associated International Hotels, Ltd.	38,000	79,301
	Bank of East Asia, Ltd. (The)	286,480	606,881
	BOC Aviation, Ltd.	103,600	708,403
	BOC Hong Kong Holdings, Ltd.	610,000	1,872,171
	BOCOM International Holdings Co., Ltd.	265,000	35,510

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	BOE Varitronix, Ltd.	219,000	$58,821
	Bright Smart Securities & Commodities Group, Ltd.	362,000	46,848
*	Brightoil Petroleum Holdings, Ltd.	1,089,000	79,015
*	Brockman Mining, Ltd.	312,780	5,024
	Build King Holdings, Ltd.	300,000	31,977
*	Burwill Holdings, Ltd.	1,710,000	5,867
	Cafe de Coral Holdings, Ltd.	176,000	363,082
*	Camsing International Holding, Ltd.	34,000	1,908
#	Cathay Pacific Airways, Ltd.	332,000	394,868
	Century City International Holdings, Ltd.	596,000	31,971
	Cheuk Nang Holdings, Ltd.	23,371	7,269
	Chevalier International Holdings, Ltd.	34,349	43,569
*	China Baoli Technologies Holdings, Ltd.	177,500	849
*	China Energy Development Holdings, Ltd.	3,368,000	81,064
	China New Higher Education Group, Ltd.	275,000	144,367
*	Chinlink International Holdings, Ltd.	130,000	12,020
	Chong Hing Bank, Ltd.	37,000	48,652
	Chow Sang Sang Holdings International, Ltd.	158,000	159,111
	Chow Tai Fook Jewellery Group, Ltd.	235,800	199,494
	Chuang’s Consortium International, Ltd.	484,000	71,485
	CK Asset Holdings, Ltd.	315,760	1,995,206
	CK Hutchison Holdings, Ltd.	447,760	3,318,874
	CK Infrastructure Holdings, Ltd.	49,000	291,061
	CK Life Sciences Intl Holdings, Inc.	830,000	106,557
	CLP Holdings, Ltd.	99,500	1,065,061
	CNQC International Holdings, Ltd.	407,500	43,544
	Convenience Retail Asia, Ltd.	40,000	21,166
*	Cosmopolitan International Holdings, Ltd.	228,000	29,413
	Cowell e Holdings, Inc.	882,000	238,095
*	Crocodile Garments	177,000	8,776
	CSI Properties, Ltd.	2,750,000	95,731
*	CW Group Holdings, Ltd.	210,000	1,173
	Dah Sing Banking Group, Ltd.	233,196	228,930
	Dah Sing Financial Holdings, Ltd.	56,700	187,039
*	Digital Domain Holdings, Ltd.	1,810,000	10,616
	Eagle Nice International Holdings, Ltd.	118,000	33,436
*	Emperor Capital Group, Ltd.	12,000	241
	Emperor International Holdings, Ltd.	603,333	111,465
*	Energy International Investments Holdings, Ltd.	400,000	3,848
	Fairwood Holdings, Ltd.	21,000	50,286
	Far East Consortium International, Ltd.	760,692	269,848
	Fiber Optic Center, Inc.	521,599	3,532
*	FIH Mobile, Ltd.	1,550,000	173,234
	First Pacific Co., Ltd.	1,328,400	274,495
*	First Shanghai Investments, Ltd.	1,168,000	49,530
	Fountain SET Holdings, Ltd.	936,000	139,657
	Fuguiniao Co., Ltd.	53,000	4,974
	Galaxy Entertainment Group, Ltd.	223,000	1,434,226
	Get Nice Financial Group, Ltd.	80,525	6,758
	Get Nice Holdings, Ltd.	6,227,000	98,262
	Giordano International, Ltd.	894,000	180,226
	Global Brands Group Holding, Ltd.	241,599	6,718
*	Glory Sun Land Group, Ltd.	227,000	20,377
	Gold Peak Industries Holdings, Ltd.	262,000	23,070
	Gold-Finance Holdings, Ltd.	62,000	108
#	Goodbaby International Holdings, Ltd.	433,000	44,324
	Great Eagle Holdings, Ltd.	36,000	107,390
*	Great Harvest Maeta Group Holdings, Ltd.	92,500	12,430
*	Greentech Technology International, Ltd.	50,000	845

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings, Ltd.	1,580,000	$207,161
	Haitong International Securities Group, Ltd.	1,004,724	235,240
	Hang Lung Group, Ltd.	266,000	607,561
	Hang Lung Properties, Ltd.	307,000	656,736
	Hang Seng Bank, Ltd.	111,500	1,950,140
	Hanison Construction Holdings, Ltd.	215,208	29,881
	Harbour Centre Development, Ltd.	21,000	22,904
	Henderson Land Development Co., Ltd.	177,486	723,363
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	451,608
#	HKBN, Ltd.	210,500	362,505
	HKR International, Ltd.	404,560	179,863
	HKT Trust & HKT, Ltd.	945,000	1,524,965
	Hon Kwok Land Investment Co., Ltd.	20,000	6,197
	Hong Kong & China Gas Co., Ltd.	521,223	934,136
	Hong Kong Exchanges & Clearing, Ltd.	95,290	3,055,201
#	Hong Kong Finance Investment Holding Group, Ltd.	374,000	36,109
	Hongkong & Shanghai Hotels, Ltd. (The)	207,307	188,444
	Hosa International, Inc.	178,000	1,249
	Hsin Chong Group Holdings, Ltd.	876,000	29,661
*	Huan Yue Interactive Holdings, Ltd.	89,000	10,941
	Hysan Development Co., Ltd.	100,000	333,616
*	I-CABLE Communications, Ltd.	752,776	5,311
	International Housewares Retail Co., Ltd.	153,000	37,316
*	IPE Group, Ltd.	140,000	12,702
	IRC, Ltd.	2,236,000	23,655
	IT, Ltd.	312,000	53,301
#	ITC Properties Group, Ltd.	186,285	21,864
	Jacobson Pharma Corp., Ltd.	140,000	26,465
	Johnson Electric Holdings, Ltd.	202,125	339,389
	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	31,789
	Kerry Logistics Network, Ltd.	245,250	335,387
	Kerry Properties, Ltd.	184,500	509,584
	Kingston Financial Group, Ltd.	1,205,000	101,775
	Kowloon Development Co., Ltd.	172,000	200,856
	Lai Sun Development Co., Ltd.	104,380	122,018
*	Landing International Development, Ltd.	568,800	22,339
#	Li & Fung, Ltd.	3,382,000	507,776
	Lifestyle International Holdings, Ltd.	202,000	192,277
	Liu Chong Hing Investment, Ltd.	88,000	89,210
	L’Occitane International SA	255,000	392,790
*	Long Well International Holdings, Ltd.	856,000	2,440
	Luk Fook Holdings International, Ltd.	192,000	411,117
	Lung Kee Bermuda Holdings	68,000	19,556
*	Macau Legend Development, Ltd.	843,000	102,254
	Magnificent Hotel Investment, Ltd.	500,000	7,976
	Man Wah Holdings, Ltd.	885,600	508,582
	Master Glory Group, Ltd.	211,687	2,662
*	Maxnerva Technology Services, Ltd.	154,000	7,497
*	Meilleure Health International Industry Group, Ltd.	210,000	8,605
	Melco International Development, Ltd.	433,000	809,413
	Melco Resorts & Entertainment, Ltd., ADR	11,953	189,096
#	MGM China Holdings, Ltd.	191,200	236,116
	Microport Scientific Corp.	3,529	7,580
*	Midland Holdings, Ltd.	148,100	18,081
	Ming Fai International Holdings, Ltd.	107,000	11,129
	Miramar Hotel & Investment	54,000	99,400
	Modern Dental Group, Ltd.	41,000	6,448
	MTR Corp., Ltd.	50,085	277,487

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	NagaCorp., Ltd.	666,000	$786,041
	Nameson Holdings, Ltd.	764,000	41,230
	National Electronics Hldgs	30,800	4,302
	New World Development Co., Ltd.	948,408	1,120,490
*	NewOcean Energy Holdings, Ltd.	346,000	48,104
#	NOVA Group Holdings, Ltd.	370,000	69,681
	NWS Holdings, Ltd.	342,508	356,951
	Pacific Andes International Holdings, Ltd.	1,128,607	3,989
	Pacific Basin Shipping, Ltd.	2,523,000	309,095
	Pacific Textiles Holdings, Ltd.	549,000	277,803
	Paliburg Holdings, Ltd.	156,000	41,962
	Paradise Entertainment, Ltd.	132,000	12,344
*	PC Partner Group, Ltd.	72,000	11,969
#	PCCW, Ltd.	1,961,511	1,201,591
	Perfect Shape Medical, Ltd.	180,000	54,340
#	Pico Far East Holdings, Ltd.	396,000	56,542
	Polytec Asset Holdings, Ltd.	2,130,200	232,473
	Power Assets Holdings, Ltd.	96,000	643,226
	Prada SpA	128,000	415,574
	Public Financial Holdings, Ltd.	174,000	51,295
*	PYI Corp., Ltd.	3,002,000	29,110
	Rare Earth Magnesium Technology Group Holdings, Ltd.	680,000	16,949
	Real Gold Mining, Ltd.	19,000	645
	Regal Hotels International Holdings, Ltd.	188,000	78,716
	Regina Miracle International Holdings, Ltd.	104,000	49,345
#	Sa Sa International Holdings, Ltd.	753,703	141,335
	Sands China, Ltd.	182,000	736,826
	SAS Dragon Holdings, Ltd.	216,000	65,677
	Shangri-La Asia, Ltd.	437,166	361,000
	Shenwan Hongyuan HK, Ltd.	302,500	35,683
	Singamas Container Holdings, Ltd.	786,000	43,039
	Sino Land Co., Ltd.	509,994	712,732
	Sitoy Group Holdings, Ltd.	203,000	12,397
	SJM Holdings, Ltd.	695,301	686,500
	SmarTone Telecommunications Holdings, Ltd.	216,586	136,770
	Soundwill Holdings, Ltd.	40,500	37,294
*	South China Holdings Co., Ltd.	1,160,000	22,520
	Stella International Holdings, Ltd.	173,500	174,588
#	Summit Ascent Holdings, Ltd.	268,000	23,831
	Sun Hung Kai & Co., Ltd.	264,529	108,728
	Sun Hung Kai Properties, Ltd.	106,588	1,457,466
	SUNeVision Holdings, Ltd.	195,000	138,630
	Swire Pacific, Ltd., Class A	83,000	539,763
	Swire Pacific, Ltd., Class B	140,000	153,051
	Swire Properties, Ltd.	81,200	227,747
	Tai Sang Land Development, Ltd.	20,710	11,738
*	Talent Property Group, Ltd.	1,845,000	5,652
	Tao Heung Holdings, Ltd.	144,000	18,683
	Tech-Pro, Inc.	2,780,000	4,590
	Techtronic Industries Co., Ltd.	232,500	1,762,933
	Television Broadcasts, Ltd.	130,100	179,579
	Texwinca Holdings, Ltd.	336,000	56,851
#	TOM Group, Ltd.	162,000	23,319
#	Town Health International Medical Group, Ltd.	320,000	10,649
	Tradelink Electronic Commerce, Ltd.	268,000	37,722
	Transport International Holdings, Ltd.	115,976	260,642
*	Trinity, Ltd.	416,000	6,771
	Tsui Wah Holdings, Ltd.	280,000	12,396
	Union Medical Healthcare, Ltd.	35,000	19,130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	United Laboratories International Holdings, Ltd. (The)	332,500	$287,204
*	Up Energy Development Group, Ltd.	524,000	1,636
*	Value Convergence Holdings, Ltd.	140,000	4,593
	Valuetronics Holdings, Ltd.	309,480	139,663
	Vantage International Holdings, Ltd.	164,000	9,100
	Vedan International Holdings, Ltd.	152,000	14,136
#	Vitasoy International Holdings, Ltd.	260,000	927,288
	VPower Group International Holdings, Ltd.	37,000	15,316
#	VSTECS Holdings, Ltd.	349,600	160,853
	VTech Holdings, Ltd.	57,300	432,042
	Wai Kee Holdings, Ltd.	26,000	14,162
	WH Group, Ltd.	2,820,000	2,689,582
	Wharf Holdings, Ltd. (The)	302,000	572,074
	Wharf Real Estate Investment Co., Ltd.	71,000	300,576
	Wheelock & Co., Ltd.	138,000	1,011,399
	Win Hanverky Holdings, Ltd.	316,000	13,415
	Wing On Co. International, Ltd.	32,000	79,967
	Wing Tai Properties, Ltd.	102,000	62,435
	Wynn Macau, Ltd.	159,200	274,918
	Xinyi Glass Holdings, Ltd.	968,000	1,121,096
	YGM Trading, Ltd.	20,000	7,242
	Yue Yuen Industrial Holdings, Ltd.	367,000	585,423

TOTAL HONG KONG			62,815,648

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	193,175
	MOL Hungarian Oil & Gas P.L.C.	169,075	1,070,383
	OTP Bank P.L.C.	22,504	666,478
	Richter Gedeon Nyrt	21,704	463,787

TOTAL HUNGARY			2,393,823

INDIA — (3.1%)
*	3M India, Ltd.	278	70,651
*	5Paisa Capital, Ltd.	5,398	11,172
	Aarti Drugs, Ltd.	4,524	42,599
	Aarti Industries, Ltd.	19,458	282,751
*	Aarti Surfactants, Ltd.	973	516
	ABB India, Ltd.	1,905	22,861
*	ABB Powar Products & System India, Ltd.	381	4,089
	Abbott India, Ltd.	554	128,821
	ACC, Ltd.	11,833	182,670
	Adani Enterprises, Ltd.	72,180	133,157
	Adani Gas, Ltd.	72,180	99,495
*	Adani Green Energy, Ltd.	54,928	152,819
	Adani Ports & Special Economic Zone, Ltd.	153,179	589,254
*	Adani Power, Ltd.	452,504	188,187
*	Adani Transmissions, Ltd.	90,238	245,238
*	Aditya Birla Capital, Ltd.	140,688	92,883
*	Aditya Birla Fashion and Retail, Ltd.	73,294	112,138
	Advanced Enzyme Technologies, Ltd.	11,772	22,671
	Aegis Logistics, Ltd.	16,040	35,938
	Agro Tech Foods, Ltd.	923	5,805
	AIA Engineering, Ltd.	8,103	174,718
	Ajanta Pharma, Ltd.	10,445	204,931
	Akzo Nobel India, Ltd.	3,110	85,710
	Alembic Pharmaceuticals, Ltd.	27,389	269,602
	Alembic, Ltd.	29,520	19,780
	Allcargo Logistics, Ltd.	29,538	29,207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Amara Raja Batteries, Ltd.	17,627	$133,040
	Ambuja Cements, Ltd.	153,465	348,249
*	Amtek Auto, Ltd.	48,317	332
	Anant Raj, Ltd.	49,377	11,030
*	Anup Engineering, Ltd.	2,260	9,481
	Apar Industries, Ltd.	3,922	16,134
	APL Apollo Tubes, Ltd.	2,717	51,553
	Apollo Hospitals Enterprise, Ltd.	14,909	274,669
	Apollo Tyres, Ltd.	126,505	160,769
*	Arvind Fashions, Ltd.	12,204	22,492
	Arvind, Ltd.	61,020	19,475
	Asahi India Glass, Ltd.	5,732	12,778
	Ashiana Housing, Ltd.	9,305	5,242
	Ashok Leyland, Ltd.	520,217	357,204
*	Ashoka Buildcon, Ltd.	33,588	28,252
	Asian Paints, Ltd.	31,962	747,172
*	Aster DM Healthcare, Ltd.	8,999	11,766
	Astral Polytechnik, Ltd.	6,986	87,714
	AstraZeneca Pharma India, Ltd.	535	21,274
	Atul, Ltd.	3,454	222,325
	Aurobindo Pharma, Ltd.	141,654	1,158,500
	Automotive Axles, Ltd.	3,021	20,268
	Avanti Feeds, Ltd.	19,071	108,263
*	Avenue Supermarts, Ltd.	9,458	293,622
	Axis Bank, Ltd.	140,964	822,002
	Axis Bank, Ltd., GDR	734	21,103
	Bajaj Auto, Ltd.	11,857	412,407
*	Bajaj Consumer Care, Ltd.	17,199	32,844
	Bajaj Electricals, Ltd.	9,553	43,109
	Bajaj Finance, Ltd.	15,873	485,307
	Bajaj Finserv, Ltd.	3,686	247,444
*	Bajaj Hindusthan Sugar, Ltd.	152,226	11,225
	Bajaj Holdings & Investment, Ltd.	10,153	273,961
	Balaji Amines, Ltd.	3,847	20,870
	Balkrishna Industries, Ltd.	31,020	377,168
	Balmer Lawrie & Co., Ltd.	27,609	36,681
	Balrampur Chini Mills, Ltd.	66,636	87,609
	Bandhan Bank, Ltd.	24,998	86,225
*	Bank of Baroda	190,220	123,514
*	Bank of Maharashtra	233,066	29,642
	BASF India, Ltd.	2,175	30,177
	Bata India, Ltd.	13,096	239,378
	Bayer CropScience, Ltd.	177	10,066
	BEML, Ltd.	5,064	39,148
	Berger Paints India, Ltd.	74,368	498,716
	Bhansali Engineering Polymers, Ltd.	9,545	4,889
	Bharat Dyanamics, Ltd.	6,234	17,828
	Bharat Electronics, Ltd.	236,407	226,207
	Bharat Forge, Ltd.	79,600	323,326
	Bharat Heavy Electricals, Ltd.	329,306	98,270
	Bharat Petroleum Corp., Ltd.	65,079	319,979
	Bharat Rasayan, Ltd.	121	11,043
*	Bharti Airtel, Ltd.	266,145	1,813,361
	Bharti Infratel, Ltd.	121,593	281,078
	Biocon, Ltd.	43,594	203,525
	Birla Corp., Ltd.	6,531	35,469
*	Birlasoft, Ltd.	62,453	59,625
	Bliss Gvs Pharma, Ltd.	17,529	22,439
	Blue Dart Express, Ltd.	1,361	40,184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Blue Star, Ltd.	8,389	$59,116
	Bodal Chemicals, Ltd.	23,330	16,121
	Bombay Dyeing & Manufacturing Co., Ltd.	18,839	12,838
	Borosil Renewables, Ltd.	6,650	3,279
	Bosch, Ltd.	779	108,780
	Brigade Enterprises, Ltd.	37,262	58,416
	Britannia Industries, Ltd.	8,390	350,519
	Cadila Healthcare, Ltd.	70,842	304,055
	Can Fin Homes, Ltd.	21,581	91,518
*	Canara Bank	121,438	140,347
	Capacit’e Infraprojects, Ltd.	11,743	13,522
	Caplin Point Laboratories, Ltd.	7,571	34,847
	Carborundum Universal, Ltd.	19,475	57,155
	Care Ratings, Ltd.	5,340	26,190
	Castrol India, Ltd.	41,833	72,073
	CCL Products India, Ltd.	31,949	82,039
	Ceat, Ltd.	9,652	102,436
	Central Depository Services India, Ltd.	10,440	31,218
	Century Plyboards India, Ltd.	29,747	48,115
	Century Textiles & Industries, Ltd.	14,491	55,761
	Cera Sanitaryware, Ltd.	2,798	82,258
	CESC, Ltd.	16,500	141,774
*	CG Power and Industrial Solutions, Ltd.	155,965	16,464
	Chambal Fertilizers & Chemicals, Ltd.	61,351	105,148
*	Chennai Petroleum Corp., Ltd.	11,326	9,347
	Chennai Super Kings Cricket, Ltd.	65,357	367
*	Cholamandalam Financial Holdings, Ltd.	27,506	107,726
	Cholamandalam Investment and Finance Co., Ltd.	94,554	197,659
	Cipla, Ltd.	55,878	435,172
	City Union Bank, Ltd.	73,189	138,554
	Coal India, Ltd.	99,687	195,324
	Cochin Shipyard, Ltd.	6,292	20,737
*	Coffee Day Enterprises, Ltd.	11,470	2,896
	Colgate-Palmolive India, Ltd.	15,789	305,786
	Container Corp. Of India, Ltd.	41,058	203,644
	Coromandel International, Ltd.	47,407	368,891
	CRISIL, Ltd.	5,279	102,870
	Crompton Greaves Consumer Electricals, Ltd.	122,605	360,771
	Cummins India, Ltd.	6,720	33,461
	Cyient, Ltd.	9,584	29,124
	Dabur India, Ltd.	59,064	382,649
*	Dalmia Bharat, Ltd.	22,775	157,610
	DB Corp., Ltd.	23,005	22,799
	DCB Bank, Ltd.	85,478	90,551
	DCM Shriram, Ltd.	19,899	72,149
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	18,545
	Deepak Nitrite, Ltd.	8,967	59,589
	Delta Corp., Ltd.	30,239	27,402
	Dhampur Sugar Mills, Ltd.	12,251	16,243
	Dhanuka Agritech, Ltd.	4,995	29,412
	Dilip Buildcon, Ltd.	14,499	49,263
*	Dish TV India, Ltd.	195,798	12,447
	Dishman Carbogen Amcis, Ltd.	31,108	34,615
	Divi’s Laboratories, Ltd.	19,636	605,504
	Dixon Technologies India, Ltd.	1,078	65,084
	DLF, Ltd.	84,547	161,959
	Dr Lal PathLabs, Ltd.	4,296	89,121
	Dr Reddy’s Laboratories, Ltd., ADR	27,680	1,416,939
	Dr Reddy’s Laboratories, Ltd.	1,005	51,986

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dredging Corp. of India, Ltd.	1,860	$5,616
*	Dynamatic Technologies, Ltd.	1,070	7,762
	eClerx Services, Ltd.	8,860	54,419
	Edelweiss Financial Services, Ltd.	12,971	6,762
	Eicher Motors, Ltd.	2,071	400,574
	EID Parry India, Ltd.	27,218	52,467
	EIH, Ltd.	33,148	33,053
	Elgi Equipments, Ltd.	6,798	11,750
	Emami, Ltd.	13,274	34,355
	Endurance Technologies, Ltd.	2,826	25,201
	Engineers India, Ltd.	51,875	46,241
	Eris Lifesciences, Ltd.	3,487	22,968
	Escorts, Ltd.	23,174	216,937
	Essel Propack, Ltd.	9,232	21,789
*	Excel Industries, Ltd.	1,374	11,944
	Exide Industries, Ltd.	92,725	193,489
	FDC, Ltd.	14,340	46,139
	Federal Bank, Ltd.	621,842	399,746
	Finolex Cables, Ltd.	18,226	61,602
	Finolex Industries, Ltd.	16,888	90,082
	Firstsource Solutions, Ltd.	78,398	36,468
*	Fortis Healthcare, Ltd.	144,946	242,394
*	Future Enterprises, Ltd.	81,448	13,699
	Future Lifestyle Fashions, Ltd.	3,745	7,711
*	Future Retail, Ltd.	41,879	47,534
	Gabriel India, Ltd.	24,904	27,316
	GAIL India, Ltd.	277,798	348,385
	Garware Technical Fibres, Ltd.	2,671	44,940
	Gateway Distriparks, Ltd.	28,152	34,161
	Gati, Ltd.	16,078	8,186
*	Gayatri Projects, Ltd.	27,245	5,076
	GE T&D India, Ltd.	5,381	6,014
	General Insurance Corp. of India	9,403	17,284
*	GFL, Ltd.	13,383	15,117
	GHCL, Ltd.	12,471	17,340
	GIC Housing Finance, Ltd.	8,499	8,166
	Gillette India, Ltd.	1,132	80,184
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	67,500
	Glenmark Pharmaceuticals, Ltd.	42,344	187,417
	Godfrey Phillips India, Ltd.	3,450	45,912
	Godrej Agrovet, Ltd.	4,522	24,376
	Godrej Consumer Products, Ltd.	28,693	205,834
	Godrej Industries, Ltd.	12,779	44,780
*	Godrej Properties, Ltd.	3,806	33,832
	Granules India, Ltd.	70,007	148,714
	Graphite India, Ltd.	6,521	17,984
	Grasim Industries, Ltd.	49,807	332,588
	Great Eastern Shipping Co., Ltd. (The)	24,793	77,186
*	Greaves Cotton, Ltd.	38,261	40,315
*	Greenpanel Industries, Ltd.	23,606	8,589
	Greenply Industries, Ltd.	23,606	32,474
	Grindwell Norton, Ltd.	10,398	71,426
	Gujarat Alkalies & Chemicals, Ltd.	9,984	47,807
	Gujarat Ambuja Exports, Ltd.	17,723	28,549
*	Gujarat Fluorochemicals, Ltd.	13,383	55,206
	Gujarat Gas, Ltd.	45,979	158,935
	Gujarat Mineral Development Corp., Ltd.	40,207	20,885
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	37,282
	Gujarat Pipavav Port, Ltd.	94,018	71,111

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	$23,340
	Gujarat State Petronet, Ltd.	78,663	217,165
	Gulf Oil Lubricants India, Ltd.	3,366	26,632
*	GVK Power & Infrastructure, Ltd.	130,003	4,706
	Hatsun Agro Products, Ltd.	4,755	31,923
	Havells India, Ltd.	35,725	266,025
	HCL Technologies, Ltd.	186,334	1,339,931
	HDFC Bank Ltd.	103,854	1,361,333
	HDFC Bank, Ltd., ADR	4,000	173,400
	HDFC Life Insurance Co., Ltd.	33,591	221,653
*	HealthCare Global Enterprises, Ltd.	498	458
	HEG, Ltd.	1,450	15,316
	HeidelbergCement India, Ltd.	32,536	67,209
*	Hemisphere Properties India, Ltd.	14,629	12,185
	Heritage Foods, Ltd.	4,050	14,729
	Hero MotoCorp, Ltd.	23,994	680,063
	Hester Biosciences, Ltd.	451	7,985
	Hexaware Technologies, Ltd.	47,982	177,852
	HFCL, Ltd.	296,593	42,964
	Hikal, Ltd.	21,706	32,009
	HIL, Ltd.	758	7,934
	Himadri Speciality Chemical, Ltd.	39,781	26,081
	Himatsingka Seide, Ltd.	24,860	17,884
	Hindalco Industries, Ltd.	319,405	540,926
	Hinduja Global Solutions, Ltd.	1,337	10,267
*	Hindustan Oil Exploration Co., Ltd.	7,575	4,038
	Hindustan Petroleum Corp., Ltd.	110,736	321,788
	Hindustan Unilever, Ltd.	42,908	1,248,086
	Honeywell Automation India, Ltd.	588	220,462
	Hopewell Tableware, Ltd.	6,650	12,380
	Housing Development Finance Corp., Ltd.	68,611	1,735,637
	ICICI Bank, Ltd., Sponsored ADR	106,148	1,036,004
	ICICI Lombard General Insurance Co., Ltd.	4,564	76,954
	ICICI Prudential Life Insurance Co., Ltd.	15,424	83,831
*	IDFC First Bank, Ltd.	825,965	237,180
	IDFC, Ltd.	368,247	70,833
*	IFB Industries, Ltd.	2,668	14,539
*	IFCI, Ltd.	304,825	16,531
	IIFL Finance, Ltd.	67,491	68,404
	IIFL Securities, Ltd.	67,491	30,488
	IIFL Wealth Management, Ltd.	9,642	120,369
	India Cements, Ltd. (The)	82,812	113,238
	India Glycols, Ltd.	2,704	9,936
	Indiabulls Housing Finance, Ltd.	120,380	210,885
*	Indiabulls Real Estate, Ltd.	85,305	65,481
	Indiabulls Ventures, Ltd.	19,321	27,087
	Indiabulls Ventures, Ltd.	1,946	759
*	Indian Bank	58,840	40,355
	Indian Hotels Co., Ltd. (The)	65,077	68,915
	Indian Hume Pipe Co., Ltd.	7,493	15,993
	Indian Oil Corp., Ltd.	166,154	185,122
*	Indian Overseas Bank	301,966	30,719
	Indo Count Industries, Ltd.	24,075	9,388
	Indoco Remedies, Ltd.	4,041	12,562
	Indraprastha Gas, Ltd.	51,880	328,625
	IndusInd Bank, Ltd.	12,866	78,472
	Infibeam Avenues, Ltd.	76,781	45,322
	Info Edge India, Ltd.	1,355	46,013
	Infosys, Ltd., Sponsored ADR	22,480	207,490

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Infosys, Ltd.	384,314	$3,589,973
	Ingersoll-Rand India, Ltd.	4,075	33,990
	Inox Leisure, Ltd.	24,804	69,705
	Insecticides India, Ltd.	1,117	6,073
*	Intellect Design Arena, Ltd.	15,315	14,378
	InterGlobe Aviation, Ltd.	7,474	97,808
	Ipca Laboratories, Ltd.	9,259	197,568
*	IRB Infrastructure Developers, Ltd.	48,779	44,843
	ITC, Ltd.	316,199	757,600
	ITD Cementation India, Ltd.	13,955	6,980
*	ITI, Ltd.	11,131	12,630
	J Kumar Infraprojects, Ltd.	13,503	14,236
	Jagran Prakashan, Ltd.	33,725	18,569
	Jai Corp., Ltd.	9,299	8,613
*	Jaiprakash Power Ventures, Ltd.	482,655	4,429
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	22,171
	Jamna Auto Industries, Ltd.	34,285	11,731
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	87,522
*	Jindal Photo Imaging, Ltd.	907	760
	Jindal Saw, Ltd.	62,028	45,509
*	Jindal Stainless Hisar, Ltd.	23,161	13,534
*	Jindal Stainless, Ltd.	55,678	22,917
*	Jindal Steel & Power, Ltd.	200,361	245,523
	JK Cement, Ltd.	10,057	149,402
	JK Lakshmi Cement, Ltd.	13,770	36,350
	JK Paper, Ltd.	31,079	40,465
	JK Tyre & Industries, Ltd.	29,960	20,583
	JM Financial, Ltd.	125,477	107,561
	JMC Projects India, Ltd.	9,268	5,004
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	49,953
	JSW Energy, Ltd.	171,454	100,828
	JSW Steel, Ltd.	397,413	945,638
	JTEKT India, Ltd.	9,992	6,616
	Jubilant Foodworks, Ltd.	20,379	439,509
	Jubilant Life Sciences, Ltd.	50,358	267,196
*	Just Dial, Ltd.	16,908	90,176
	Jyothy Labs, Ltd.	17,934	27,538
	Kajaria Ceramics, Ltd.	31,187	154,745
	Kalpataru Power Transmission, Ltd.	24,528	75,260
	Kansai Nerolac Paints, Ltd.	14,749	79,999
	Karnataka Bank, Ltd. (The)	81,907	47,488
	Karur Vysya Bank, Ltd. (The)	166,660	64,898
	Kaveri Seed Co., Ltd.	8,699	43,048
	KCP, Ltd. (The)	19,778	11,136
	KEC International, Ltd.	38,887	100,636
	KEI Industries, Ltd.	24,931	95,780
	Kiri Industries, Ltd.	4,301	16,671
	Kirloskar Brothers, Ltd.	11,621	16,132
	KNR Constructions, Ltd.	15,249	42,216
	Kolte-Patil Developers, Ltd.	11,211	24,862
	Kotak Mahindra Bank, Ltd.	21,270	381,502
*	KPIT Technologies, Ltd.	55,541	41,388
	KPR Mill, Ltd.	7,566	46,365
	KRBL, Ltd.	28,061	71,564
	KSB, Ltd.	1,172	7,599
	L&T Finance Holdings, Ltd.	241,351	208,470
	Lakshmi Machine Works, Ltd.	669	21,499
*	Lakshmi Vilas Bank, Ltd. (The)	57,782	11,322
	Larsen & Toubro Infotech, Ltd.	6,257	131,668

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Larsen & Toubro, Ltd.	45,279	$537,158
	Laurus Labs, Ltd.	8,990	60,827
	LIC Housing Finance, Ltd.	161,907	605,645
	Linde India, Ltd.	5,728	40,725
	LT Foods, Ltd.	41,893	12,101
	Lupin, Ltd.	58,881	648,157
	LUX Industries, Ltd.	1,750	21,778
	Magma Fincorp, Ltd.	32,944	8,074
	Mahanagar Gas, Ltd.	11,558	147,849
	Maharashtra Seamless, Ltd.	9,763	28,747
	Mahindra & Mahindra Financial Services, Ltd.	125,905	274,977
	Mahindra & Mahindra, Ltd., GDR	9,424	45,447
	Mahindra & Mahindra, Ltd.	198,892	961,916
*	Mahindra CIE Automotive, Ltd.	24,191	30,295
*	Mahindra Holidays & Resorts India, Ltd.	17,870	31,207
	Mahindra Lifespace Developers, Ltd.	10,029	24,806
	Maithan Alloys, Ltd.	1,320	6,870
	Majesco, Ltd.	3,324	11,889
	Manappuram Finance, Ltd.	260,995	460,183
	Mangalore Refinery & Petrochemicals, Ltd.	63,805	27,291
	Marico, Ltd.	93,949	357,987
	Marksans Pharma, Ltd.	95,755	25,409
	Maruti Suzuki India, Ltd.	9,246	654,453
	MAS Financial Services, Ltd.	2,665	22,216
	Mastek, Ltd.	1,872	6,320
*	Max Financial Services, Ltd.	30,955	190,922
*	Max India, Ltd.	26,905	21,818
	Mayur Uniquoters, Ltd.	5,050	10,184
	Meghmani Organics, Ltd.	40,612	26,907
	Minda Industries, Ltd.	34,659	132,273
	Mindtree, Ltd.	8,989	108,703
	MM Forgings, Ltd.	1,316	3,240
	MOIL, Ltd.	27,433	46,934
*	Morepen Laboratories, Ltd.	39,894	9,632
	Motherson Sumi Systems, Ltd.	350,257	407,977
	Motilal Oswal Financial Services, Ltd.	11,769	79,136
	Mphasis, Ltd.	29,265	289,597
	MRF, Ltd.	552	439,767
*	Muthoot Capital Services, Ltd.	1,513	5,846
	Muthoot Finance, Ltd.	60,208	693,817
	Narayana Hrudayalaya, Ltd.	10,746	39,572
	Natco Pharma, Ltd.	32,094	258,753
	National Aluminium Co., Ltd.	202,726	84,842
	Nava Bharat Ventures, Ltd.	45,002	22,569
	Navin Fluorine International, Ltd.	2,003	41,373
	Navneet Education, Ltd.	29,594	28,385
	NBCC India, Ltd.	83,860	21,853
	NCC, Ltd.	194,808	66,529
	NESCO, Ltd.	10,419	61,880
	Nestle India, Ltd.	3,163	749,194
	Neuland Laboratories, Ltd.	504	2,961
	NHPC, Ltd.	340,938	93,985
	NIIT Technologies, Ltd.	1,134	18,041
	NIIT, Ltd.	24,487	27,378
	Nilkamal, Ltd.	2,477	34,930
	NLC India, Ltd.	77,823	46,819
	NOCIL, Ltd.	25,360	29,164
	NRB Bearings, Ltd.	20,064	18,940
	NTPC, Ltd.	185,685	234,831

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Oberoi Realty, Ltd.	25,692	$115,538
	Oil & Natural Gas Corp., Ltd.	131,900	139,316
	Oil India, Ltd.	38,413	50,022
	Omaxe, Ltd.	17,826	36,475
*	Oracle Financial Services Software, Ltd.	3,866	119,660
	Orient Cement, Ltd.	19,771	10,653
	Orient Refractories, Ltd.	7,743	15,044
	Page Industries, Ltd.	731	176,611
	Paisalo Digital, Ltd.	5,702	12,824
	Parag Milk Foods, Ltd.	16,313	19,637
*	PC Jeweller, Ltd.	81,097	12,863
	Persistent Systems, Ltd.	18,361	115,302
	Petronet LNG, Ltd.	314,233	1,009,425
	Pfizer, Ltd.	2,484	161,808
	Phillips Carbon Black, Ltd.	27,109	28,537
	Phoenix Mills, Ltd. (The)	14,048	101,866
	PI Industries, Ltd.	29,390	613,754
	Pidilite Industries, Ltd.	14,480	291,151
	Piramal Enterprises, Ltd.	32,025	408,845
	PNB Housing Finance, Ltd.	6,460	16,905
	PNC Infratech, Ltd.	21,068	34,737
	Polyplex Corp., Ltd.	5,376	31,226
	Power Finance Corp., Ltd.	278,383	351,840
	Power Grid Corp. of India, Ltd.	147,809	318,466
	Power Mech Projects, Ltd.	1,620	8,134
	Praj Industries, Ltd.	38,085	30,935
	Prakash Industries, Ltd.	18,220	7,692
	Prestige Estates Projects, Ltd.	54,482	124,367
*	Prime Focus, Ltd.	3,788	1,419
	Prism Johnson, Ltd.	20,426	10,342
*	Procter & Gamble Health, Ltd.	2,147	122,107
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	216,292
	PSP Projects, Ltd.	3,321	16,158
	PTC India Financial Services, Ltd.	21,188	2,678
	PTC India, Ltd.	75,922	40,123
*	Punjab National Bank	436,946	186,786
	PVR, Ltd.	13,124	174,510
*	Quess Corp., Ltd.	13,566	37,723
	Radico Khaitan, Ltd.	21,396	84,070
	Rain Industries Ltd.	51,180	47,797
	Rajesh Exports, Ltd.	29,992	246,289
	Rallis India, Ltd.	21,200	59,696
	Ramco Cements, Ltd. (The)	25,138	184,313
	Ramkrishna Forgings, Ltd.	2,558	6,322
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	11,030
	Ratnamani Metals & Tubes, Ltd.	2,225	27,005
	Raymond, Ltd.	14,947	47,635
	RBL Bank, Ltd.	39,898	68,688
	REC, Ltd.	452,865	571,122
	Redington India, Ltd.	115,863	114,513
	Relaxo Footwears, Ltd.	15,272	128,477
	Reliance Industries, Ltd., GDR	39,208	1,487,809
	Reliance Industries, Ltd.	248,811	4,831,035
*	Reliance Infrastructure, Ltd.	31,989	9,354
*	Reliance Power, Ltd.	225,835	6,872
*	Religare Enterprises, Ltd.	14,018	4,353
	Repco Home Finance, Ltd.	20,245	33,873
*	RP-SG Business Process Services, Ltd.	3,300	5,861
	Sadbhav Engineering, Ltd.	50,476	31,127

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sanofi India, Ltd.	2,471	$253,637
	SBI Life Insurance Co., Ltd.	5,454	52,364
	Schaeffler India, Ltd.	1,115	51,041
	Security & Intelligence Services India, Ltd.	3,602	20,041
	Sequent Scientific, Ltd.	31,610	31,624
	SH Kelkar & Co., Ltd.	2,220	1,920
	Shankara Building Products, Ltd.	1,458	4,940
	Sharda Cropchem, Ltd.	9,288	18,113
*	Sheela Foam, Ltd.	649	12,933
	Shilpa Medicare, Ltd.	8,141	38,963
*	Shipping Corp. of India, Ltd.	48,621	28,212
	Shoppers Stop, Ltd.	3,960	9,795
	Shree Cement, Ltd.	1,212	313,917
	Shriram City Union Finance, Ltd.	4,747	46,062
	Shriram Transport Finance Co., Ltd.	72,449	751,720
	Siemens, Ltd.	1,769	26,622
	Siyaram Silk Mills, Ltd.	5,283	9,369
	SKF India, Ltd.	3,394	66,320
	SML ISUZU, Ltd.	2,162	11,108
	Sobha, Ltd.	22,239	59,226
	Solar Industries India, Ltd.	5,278	61,738
	Solara Active Pharma Sciences, Ltd.	2,772	21,306
*	Somany Home Innovation, Ltd.	13,542	13,283
	Sonata Software, Ltd.	22,141	62,737
	South Indian Bank, Ltd. (The)	413,283	32,256
	SRF, Ltd.	8,369	410,161
	Srikalahasthi Pipes, Ltd.	2,107	4,136
	Star Cement, Ltd.	16,125	16,721
*	State Bank of India	125,690	314,052
	Steel Authority of India, Ltd.	226,358	94,334
	Sterlite Technologies, Ltd.	45,756	54,209
	Strides Pharma Science, Ltd.	23,701	135,587
	Subros, Ltd.	10,510	22,629
	Sudarshan Chemical Industries	7,007	37,927
	Sun Pharmaceutical Industries, Ltd.	106,907	654,194
	Sun TV Network, Ltd.	39,645	201,581
	Sundaram Finance, Ltd.	1,856	31,222
	Sundaram-Clayton, Ltd.	625	11,860
	Sundram Fasteners, Ltd.	24,211	106,964
	Sunteck Realty, Ltd.	20,427	53,595
	Suprajit Engineering, Ltd.	18,045	28,845
	Supreme Industries, Ltd.	21,778	314,326
	Supreme Petrochem, Ltd.	17,029	34,993
	Surya Roshni, Ltd.	10,195	12,202
*	Suven Life Sciences, Ltd.	25,013	15,110
*	Suven Pharmaceuticals, Ltd.	25,013	98,926
*	Suzlon Energy, Ltd.	648,648	22,880
	Swaraj Engines, Ltd.	1,454	18,862
	Symphony, Ltd.	4,435	54,354
	Syngene International, Ltd.	14,924	62,768
	TAKE Solutions, Ltd.	21,777	16,797
	Tata Chemicals, Ltd.	43,095	161,116
	Tata Communications, Ltd.	14,629	83,066
	Tata Consultancy Services, Ltd.	67,309	1,786,326
	Tata Consumer Products, Ltd.	201,759	937,801
	Tata Elxsi, Ltd.	9,456	100,384
	Tata Metaliks, Ltd.	5,278	33,195
*	Tata Motors, Ltd.	734,863	894,588
	Tata Power Co., Ltd. (The)	213,953	90,426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Tata Sponge Iron, Ltd.	5,359	$16,535
	Tata Steel, Ltd.	147,600	571,743
	TCI Express, Ltd.	4,916	45,924
	Tech Mahindra, Ltd.	170,682	1,226,885
*	Techno Electric & Engineering Co., Ltd.	13,851	39,065
	Tejas Networks, Ltd.	11,379	5,629
	Texmaco Rail & Engineering, Ltd.	24,867	8,427
	Thermax, Ltd.	3,658	35,301
	Thirumalai Chemicals, Ltd.	18,070	10,831
	Thomas Cook India, Ltd.	22,854	8,141
	Thyrocare Technologies, Ltd.	5,937	39,746
	Tide Water Oil Co India, Ltd.	261	12,473
	Time Technoplast, Ltd.	12,919	5,864
	Timken India, Ltd.	5,879	69,455
	Tinplate Co. of India, Ltd. (The)	13,266	15,118
	Titan Co., Ltd.	46,986	599,481
	Torrent Pharmaceuticals, Ltd.	11,562	359,389
	Torrent Power, Ltd.	36,474	160,843
	Transport Corp. of India, Ltd.	11,637	26,264
	Trent, Ltd.	6,550	43,441
	Trident, Ltd.	504,510	32,507
	Triveni Engineering & Industries, Ltd.	35,654	17,663
	Triveni Turbine, Ltd.	34,210	34,284
	TTK Prestige, Ltd.	901	57,791
	Tube Investments of India, Ltd.	34,439	170,232
	TV Today Network, Ltd.	9,445	24,512
*	TV18 Broadcast, Ltd.	190,935	49,280
	TVS Srichakra, Ltd.	1,157	15,990
*	UCO Bank	227,991	38,673
	Uflex, Ltd.	15,054	36,613
	UltraTech Cement, Ltd.	7,737	359,940
*	Union Bank of India	266,697	95,935
	United Breweries, Ltd.	13,174	164,416
*	United Spirits, Ltd.	60,316	428,695
	UPL, Ltd.	245,772	1,337,199
*	Usha Martin, Ltd.	24,809	5,118
*	VA Tech Wabag, Ltd.	11,864	20,276
	Vaibhav Global, Ltd.	2,986	37,514
	Vakrangee, Ltd.	74,772	25,138
	Vardhman Textiles, Ltd.	7,337	62,866
	Varun Beverages, Ltd.	6,266	55,661
	Vedanta, Ltd.	499,656	577,549
	Vedanta, Ltd., ADR	28,241	127,651
	Venky’s India, Ltd.	2,499	36,229
	Vesuvius India, Ltd.	1,061	13,039
	V-Guard Industries, Ltd.	24,622	57,148
	Vinati Organics, Ltd.	11,500	149,569
	Vindhya Telelinks, Ltd.	1,145	9,416
	VIP Industries, Ltd.	12,578	38,608
	V-Mart Retail, Ltd.	800	18,283
*	Vodafone Idea, Ltd.	2,518,391	139,488
	VRL Logistics, Ltd.	11,268	24,298
	VST Industries, Ltd.	1,793	69,203
	WABCO India, Ltd.	749	61,837
	Welspun Corp., Ltd.	36,901	31,066
	Welspun Enterprises, Ltd.	15,445	10,696
	Welspun India, Ltd.	156,632	54,474
	West Coast Paper Mills, Ltd.	12,018	22,527
	Whirlpool of India, Ltd.	4,838	131,684

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro, Ltd.	158,016	$401,599
*	Wockhardt, Ltd.	13,260	44,848
	Yes Bank, Ltd.	494,114	183,249
	Zee Entertainment Enterprises, Ltd.	220,914	463,729
	Zee Learn, Ltd.	23,196	4,167
	Zensar Technologies, Ltd.	25,706	28,722

TOTAL INDIA			89,054,241

INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	1,935,200	196,973
	Adaro Energy Tbk PT	9,821,400	601,862
	Adhi Karya Persero Tbk PT	1,072,687	39,401
*	Agung Podomoro Land Tbk PT	2,441,400	17,045
	AKR Corporindo Tbk PT	640,000	102,570
*	Alam Sutera Realty Tbk PT	6,082,600	47,827
	Aneka Tambang Tbk	3,157,420	107,896
*	Armidian Karyatama Tbk PT	230,900	582
	Arwana Citramulia Tbk PT	232,600	6,356
	Asahimas Flat Glass Tbk PT	86,500	16,847
	Astra Agro Lestari Tbk PT	197,889	80,563
	Astra International Tbk PT	1,243,900	318,148
	Astra Otoparts Tbk PT	118,200	6,161
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	11,450
*	Asuransi Kresna Mitra Tbk PT	245,400	18,956
*	Bank Bukopin Tbk	2,664,000	21,248
	Bank Central Asia Tbk PT	388,600	673,129
	Bank Danamon Indonesia Tbk PT	627,263	104,203
	Bank Mandiri Persero Tbk PT	1,187,218	352,914
	Bank Negara Indonesia Persero Tbk PT	1,466,520	400,207
*	Bank Pan Indonesia Tbk PT	1,316,000	65,963
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	62,624
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	62,716
*	Bank Permata Tbk PT	1,447,325	119,600
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,207,368
	Bank Tabungan Negara Persero Tbk PT	1,267,041	74,618
*	Barito Pacific Tbk PT	13,954,000	1,351,133
	Bayan Resources Tbk PT	16,000	15,597
	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	15,794
	BISI International Tbk PT	468,500	28,582
	Blue Bird Tbk PT	54,200	3,533
*	Buana Lintas Lautan Tbk PT	2,625,600	31,253
	Bukit Asam Tbk PT	1,560,500	195,351
*	Bumi Serpong Damai Tbk PT	2,092,800	98,458
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	7,733
	Charoen Pokphand Indonesia Tbk PT	1,011,100	310,909
	Ciputra Development Tbk PT	5,847,371	210,791
*	Citra Marga Nusaphala Persada Tbk PT	517,167	51,469
*	City Retail Developments Tbk PT	911,900	9,054
*	Delta Dunia Makmur Tbk PT	4,476,500	40,370
*	Eagle High Plantations Tbk PT	4,587,600	24,493
	Elnusa Tbk PT	2,568,300	33,592
	Erajaya Swasembada Tbk PT	626,100	52,374
*	Gajah Tunggal Tbk PT	1,049,800	23,685
*	Garuda Indonesia Persero Tbk PT	1,784,500	22,462
*	Global Mediacom Tbk PT	3,675,000	51,085
	Gudang Garam Tbk PT	144,300	438,643
*	Hanson International Tbk PT	19,060,700	64,070
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	361,860
	Indika Energy Tbk PT	1,022,000	53,937

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indo Tambangraya Megah Tbk PT	183,800	$88,604
	Indocement Tunggal Prakarsa Tbk PT	66,000	51,226
	Indofood CBP Sukses Makmur Tbk PT	279,300	184,799
	Indofood Sukses Makmur Tbk PT	1,536,200	670,265
	Indo-Rama Synthetics Tbk PT	40,300	5,655
*	Indosat Tbk PT	272,050	39,138
	Industri dan Perdagangan Bintraco Dharma Tbk PT	696,000	2,500
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,286,700	109,057
*	Inovisi Infracom Tbk PT	7,778	0
*	Integra Indocabinet Tbk PT	188,300	3,571
*	Inti Agri Resources Tbk PT	473,600	1,592
*	Intikeramik Alamasri Industri Tbk PT	1,513,300	5,091
	Intiland Development Tbk PT	3,125,700	46,652
	Japfa Comfeed Indonesia Tbk PT	2,168,300	141,127
	Jasa Marga Persero Tbk PT	367,226	77,319
	Jaya Real Property Tbk PT	932,000	25,271
	Kalbe Farma Tbk PT	3,102,300	299,695
	Kapuas Prima Coal Tbk PT	1,985,300	19,313
*	Kawasan Industri Jababeka Tbk PT	5,953,389	52,350
	KMI Wire & Cable Tbk PT	964,700	25,796
*	Krakatau Steel Persero Tbk PT	2,016,837	23,252
*	Kresna Graha Investama Tbk PT	4,311,200	39,072
	Link Net Tbk PT	368,200	68,811
*	Lippo Cikarang Tbk PT	848,155	39,510
*	Lippo Karawaci Tbk PT	18,632,395	200,701
	Malindo Feedmill Tbk PT	473,600	17,962
	Matahari Department Store Tbk PT	951,700	77,252
	Mayora Indah Tbk PT	2,753,725	397,405
*	Medco Energi Internasional Tbk PT	3,664,667	110,357
	Media Nusantara Citra Tbk PT	2,591,200	158,022
	Metrodata Electronics Tbk PT	295,300	24,089
	Mitra Adiperkasa Tbk PT	4,108,300	179,473
	Mitra Keluarga Karyasehat Tbk PT	420,900	55,039
*	MNC Investama Tbk PT	9,936,200	33,334
*	MNC Land Tbk PT	3,810,100	29,287
*	Modernland Realty Tbk PT	3,884,300	20,484
	Nippon Indosari Corpindo Tbk PT	323,700	26,179
	Pabrik Kertas Tjiwi Kimia Tbk PT	189,500	63,041
*	Pacific Strategic Financial Tbk PT	553,200	28,624
	Pakuwon Jati Tbk PT	4,335,300	108,869
	Pan Brothers Tbk PT	1,291,500	12,555
*	Panin Financial Tbk PT	8,949,500	108,805
*	Paninvest Tbk PT	148,100	7,338
*	Pelayaran Tamarin Samudra Tbk PT	537,000	6,498
	Perusahaan Gas Negara Tbk PT	1,640,000	93,051
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	73,865
*	Pool Advista Indonesia Tbk PT	91,300	307
	PP Persero Tbk PT	1,508,154	67,078
	PP Presisi Tbk PT	498,800	4,552
	PP Properti Tbk PT	2,876,700	9,646
	Puradelta Lestari Tbk PT	2,214,800	22,891
	Ramayana Lestari Sentosa Tbk PT	1,111,824	42,800
*	Rimo International Lestari Tbk PT	3,756,500	12,627
*	Salim Ivomas Pratama Tbk PT	1,950,400	27,840
*	Sariguna Primatirta Tbk PT	541,800	16,077
	Sawit Sumbermas Sarana Tbk PT	1,534,600	92,243
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	576,100	47,979
	Semen Baturaja Persero Tbk PT	772,600	15,480

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Semen Indonesia Persero Tbk PT	433,400	$230,055
*	Sentul City Tbk PT	10,397,200	34,849
*	Siloam International Hospitals Tbk PT	132,431	46,458
*	Sitara Propertindo Tbk PT	358,500	4,772
*	Smartfren Telecom Tbk PT	953,400	6,795
	Sri Rejeki Isman Tbk PT	4,830,100	52,100
	Summarecon Agung Tbk PT	3,716,100	109,939
	Surya Citra Media Tbk PT	1,579,700	91,932
*	Surya Esa Perkasa Tbk PT	1,124,200	11,254
	Surya Semesta Internusa Tbk PT	1,861,600	37,986
	Telekomunikasi Indonesia Persero Tbk PT	915,700	210,567
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	12,307	266,939
	Tempo Scan Pacific Tbk PT	206,900	17,089
*	Tiga Pilar Sejahtera Food Tbk	839,100	1,777
	Timah Tbk PT	1,442,756	44,808
	Tiphone Mobile Indonesia Tbk PT	784,500	6,351
*	Totalindo Eka Persada Tbk PT	288,000	968
	Tower Bersama Infrastructure Tbk PT	2,483,000	196,415
*	Trada Alam Minera Tbk PT	5,604,000	18,837
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,270,400	45,147
	Tunas Ridean Tbk PT	537,500	44,203
	Unilever Indonesia Tbk PT	350,500	194,352
	United Tractors Tbk PT	593,024	646,797
*	Vale Indonesia Tbk PT	716,600	122,627
*	Visi Media Asia Tbk PT	4,205,000	14,135
	Waskita Beton Precast Tbk PT	5,424,200	53,399
	Waskita Karya Persero Tbk PT	2,735,463	110,541
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	5,452
	Wijaya Karya Beton Tbk PT	1,962,100	30,984
	Wijaya Karya Persero Tbk PT	1,429,459	90,397
*	XL Axiata Tbk PT	1,923,600	325,982

TOTAL INDONESIA			15,498,778

IRELAND — (0.5%)
*	AIB Group P.L.C.	151,416	209,532
	Bank of Ireland Group P.L.C.	292,457	600,150
	C&C Group P.L.C.	81,512	199,843
	Cairn Homes P.L.C.	50,826	47,358
	CRH P.L.C.	1,971	59,798
	CRH P.L.C., Sponsored ADR	186,326	5,612,139
*	Datalex P.L.C.	10,864	2,045
*	FBD Holdings P.L.C.	7,366	58,633
*	Flutter Entertainment P.L.C.	20,242	2,491,303
*	Flutter Entertainment P.L.C.	2,161	265,682
	Glanbia P.L.C.	25,620	272,656
	Greencore Group P.L.C.	114,245	261,653
	Irish Continental Group P.L.C.	57,400	217,019
	Kenmare Resources P.L.C.	385	966
	Kerry Group P.L.C., Class A	6,479	745,783
	Kingspan Group P.L.C.	30,102	1,533,863
*	Permanent TSB Group Holdings P.L.C.	11,387	6,281
	Smurfit Kappa Group P.L.C.	79,937	2,504,126

TOTAL IRELAND			15,088,830

ISRAEL — (0.6%)
	Afcon Holdings, Ltd.	277	9,711
*	AFI Properties, Ltd.	4,516	137,427

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Airport City, Ltd.	17,648	$267,759
*	Allot, Ltd.	3,308	37,867
	Alrov Properties and Lodgings, Ltd.	2,753	78,934
	Arad, Ltd.	2,321	37,432
	Arko Holdings, Ltd.	109,479	29,590
	Ashtrom Group, Ltd.	4,898	72,781
	Ashtrom Properties, Ltd.	5,949	30,302
	AudioCodes, Ltd.	3,346	99,136
*	Avgol Industries 1953, Ltd.	26,233	19,030
*	Azorim-Investment Development & Construction Co., Ltd.	30,502	61,222
	Azrieli Group, Ltd.	1,037	61,404
	Bank Hapoalim BM	105,498	676,195
	Bank Leumi Le-Israel BM	310,253	1,671,674
	Bayside Land Corp.	381	227,009
	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	32,642
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	189,573
	Big Shopping Centers, Ltd.	1,289	103,118
	Blue Square Real Estate, Ltd.	1,706	78,406
*	Brack Capital Properties NV	710	64,507
	Camtek, Ltd.	5,451	57,068
	Carasso Motors, Ltd.	11,765	36,761
*	Cellcom Israel, Ltd.	27,071	99,684
*	Cellcom Israel, Ltd.	11,977	44,075
	Ceragon Networks, Ltd.	16,269	37,744
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	113,440
*	Compugen, Ltd.	2,039	30,015
	Danel Adir Yeoshua, Ltd.	1,587	143,898
	Delek Automotive Systems, Ltd.	14,896	78,436
	Delek Group, Ltd.	1,164	52,985
	Delta-Galil Industries, Ltd.	7,386	131,522
*	Dor Alon Energy in Israel 1988, Ltd.	1,389	28,093
	Duniec Brothers, Ltd.	324	10,305
*	El Al Israel Airlines	342,944	76,372
	Elbit Systems, Ltd.	2,679	363,185
	Elbit Systems, Ltd.	1,800	244,746
	Electra Consumer Products 1970, Ltd.	5,785	111,175
*	Electra Real Estate, Ltd.	4,033	23,515
	Electra, Ltd.	1,001	459,146
*	Energix-Renewable Energies, Ltd.	20,253	70,612
	Equital, Ltd.	10,987	273,236
	First International Bank Of Israel, Ltd.	19,943	491,952
	FMS Enterprises Migun, Ltd.	917	32,095
	Formula Systems 1985, Ltd.	5,389	359,775
	Fox Wizel, Ltd.	6,475	242,505
	Gilat Satellite Networks, Ltd.	11,636	100,105
	Hadera Paper, Ltd.	3,184	148,012
*	Hamlet Israel-Canada, Ltd.	1,748	30,517
	Harel Insurance Investments & Financial Services, Ltd.	62,595	403,020
	Hilan, Ltd.	5,686	224,163
	ICL, Ltd.	64,027	223,392
	IDI Insurance Co., Ltd.	2,159	66,368
	Inrom Construction Industries, Ltd.	21,650	79,600
	Isracard, Ltd.	7,197	18,868
	Israel Canada T.R, Ltd.	36,509	61,089
	Israel Discount Bank, Ltd., Class A	343,985	1,115,995
	Israel Land Development - Urban Renewal, Ltd.	2,101	18,628
	Isras Investment Co., Ltd.	181	33,562
*	Kamada, Ltd.	6,921	52,735
	Kenon Holdings, Ltd.	3,303	67,147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings, Ltd.	2,125	$63,423
*	Klil Industries, Ltd.	429	31,626
	Malam - Team, Ltd.	176	34,399
	Matrix IT, Ltd.	14,912	289,057
	Maytronics, Ltd.	19,155	144,631
	Mediterranean Towers, Ltd.	19,682	47,179
	Mega Or Holdings, Ltd.	3,829	96,073
*	Mehadrin, Ltd.	269	8,659
	Meitav Dash Investments, Ltd.	13,800	32,682
	Menora Mivtachim Holdings, Ltd.	13,207	176,284
	Migdal Insurance & Financial Holdings, Ltd.	181,872	116,389
*	Mivne Real Estate KD, Ltd.	66,848	143,592
	Mizrahi Tefahot Bank, Ltd.	33,140	678,744
*	Naphtha Israel Petroleum Corp., Ltd.	24,518	126,739
*	Nawi Brothers, Ltd.	3,149	14,454
	Neto ME Holdings, Ltd.	679	38,876
	Nice, Ltd., Sponsored ADR	5,031	826,593
*	Nova Measuring Instruments, Ltd.	8,248	330,081
	Oil Refineries, Ltd.	977,915	270,253
	One Software Technologies, Ltd.	1,100	81,606
	OPC Energy, Ltd.	11,730	90,903
*	Partner Communications Co., Ltd.	81,126	353,742
*	Partner Communications Co., Ltd., ADR	1,600	6,256
	Paz Oil Co., Ltd.	3,442	299,926
	Phoenix Holdings, Ltd. (The)	50,044	263,174
	Plasson Industries, Ltd.	1,457	54,833
	Priortech, Ltd.	359	3,699
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	184,594
	Scope Metals Group, Ltd.	4,129	83,005
	Shapir Engineering and Industry, Ltd.	30,549	214,166
	Shikun & Binui, Ltd.	115,380	478,892
	Shufersal, Ltd.	31,507	202,209
	Strauss Group, Ltd.	9,128	258,008
*	Suny Cellular Communication, Ltd.	38,947	12,090
	Tadiran Holdings, Ltd.	1,501	60,242
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,845	535,335
*	Tower Semiconductor, Ltd.	15,804	303,990
*	Tower Semiconductor, Ltd.	4,323	84,678
	Union Bank of Israel	4,714	21,828
	YH Dimri Construction & Development, Ltd.	1,486	45,022

TOTAL ISRAEL			17,349,192

ITALY — (1.8%)
	A.S. Roma SpA	66,579	28,903
	A2A SpA	757,223	1,032,252
	ACEA SpA	27,830	465,166
	Aeffe SpA	11,360	13,341
	Amplifon SpA	46,732	1,069,755
	Anima Holding SpA	99,501	352,259
*	Arnoldo Mondadori Editore SpA	71,829	97,731
	Ascopiave SpA	6,261	22,921
	Assicurazioni Generali SpA	84,093	1,199,724
	Atlantia SpA	27,083	443,971
	Autogrill SpA	44,910	232,598
	Autostrade Meridionali SpA	305	7,245
	Azimut Holding SpA	48,194	821,308
*	Banca Carige SpA	289,369	89
	Banca Farmafactoring SpA	52,093	268,988
	Banca Finnat Euramerica SpA	36,232	8,418

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	17,997	$447,415
	Banca IFIS SpA	8,342	81,586
	Banca Monte dei Paschi di Siena SpA	3,026	3,692
	Banca Popolare di Sondrio SCPA	206,084	327,174
	Banca Profilo SpA	61,003	9,982
	Banca Sistema SpA	22,699	33,061
	Banco BPM SpA	619,766	757,501
	Banco di Desio e della Brianza SpA	12,951	37,135
	BasicNet SpA	15,391	58,746
	BE SpA	57,250	63,994
	Biesse SpA	5,154	46,561
	BPER Banca	191,286	472,923
	Brunello Cucinelli SpA	11,270	363,425
	Buzzi Unicem SpA	18,323	359,479
	Cairo Communication SpA	45,366	81,818
	Carraro SpA	8,063	12,813
	Cementir Holding NV	27,672	169,519
	Cerved Group SpA	71,833	489,361
	CIR SpA-Compagnie Industriali	319,509	141,743
*	CNH Industrial NV	187,473	1,172,680
	Credito Emiliano SpA	34,872	154,571
*	Credito Valtellinese SpA	3,220,315	162,704
*	d’Amico International Shipping SA	132,518	16,240
	Danieli & C Officine Meccaniche SpA	6,446	81,931
	Datalogic SpA	4,298	58,972
	Davide Campari-Milano SpA	77,310	600,881
	De’ Longhi SpA	9,505	171,796
	DiaSorin SpA	8,023	1,368,096
	doValue SpA	17,270	127,329
*	Elica SpA	4,280	13,870
	Emak SpA	29,309	19,262
	Enav SpA	61	273
	Enel SpA	443,184	3,027,143
	Eni SpA	387,838	3,694,671
	Eni SpA, Sponsored ADR	23,736	445,762
	ERG SpA	26,974	484,647
	Esprinet SpA	12,695	59,978
	Eurotech SpA	5,643	37,437
	Falck Renewables SpA	55,608	273,314
	Ferrari NV	2,484	388,300
	Fiat Chrysler Automobiles NV	249,186	2,161,424
	Fiat Chrysler Automobiles NV	215,180	1,852,700
	Fiera Milano SpA	7,744	28,631
	Fila SpA	6,803	61,483
	Fincantieri SpA	66,621	51,637
	FinecoBank Banca Fineco SpA	148,576	1,655,377
	FNM SpA	64,413	30,604
	Freni Brembo SpA	58,777	498,622
*	GEDI Gruppo Editoriale SpA	33,656	16,930
	Gefran SpA	1,949	11,331
	Geox SpA	25,019	20,003
	Gruppo MutuiOnline SpA	12,607	228,979
	Hera SpA	344,254	1,274,338
	Illimity Bank SpA	21,309	142,843
	IMA Industria Macchine Automatiche SpA	6,722	458,228
*	IMMSI SpA	154,940	61,239
	Infrastrutture Wireless Italiane SpA	4,366	46,209
	Interpump Group SpA	27,208	793,883
	Intesa Sanpaolo SpA	690,196	1,077,743

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Iren SpA	215,090	$530,384
	Italgas SpA	140,802	788,887
	Juventus Football Club SpA	197,124	195,372
	La Doria SpA	4,431	47,035
	Leonardo SpA	132,621	915,892
	LU-VE SpA	1,368	17,298
	Maire Tecnimont SpA	57,102	110,785
	MARR SpA	11,443	150,759
	Massimo Zanetti Beverage Group SpA	7,385	29,189
	Mediaset SpA	308,562	627,315
	Mediobanca Banca di Credito Finanziario SpA	187,570	1,090,439
	Moncler SpA	37,464	1,408,904
	OVS SpA	110,569	95,297
	Piaggio & C SpA	120,217	275,613
	Pirelli & C SpA	57,201	221,505
	Poste Italiane SpA	113,376	964,478
	Prima Industrie SpA	2,367	34,460
	Prysmian SpA	28,368	535,247
	RAI Way SpA	25,222	135,973
	Recordati SpA	27,985	1,218,682
	Reno de Medici SpA	121,336	93,357
	Reply SpA	4,940	345,818
	Retelit SpA	26,410	44,462
	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	26,927
	Sabaf SpA	2,072	24,953
	SAES Getters SpA	713	17,261
*	Safilo Group SpA	17,360	13,046
	Saipem SpA	190,530	489,025
*	Salini Impregilo SpA	30,099	44,555
	Salvatore Ferragamo SpA	19,992	248,182
	Saras SpA	104,591	98,772
	Servizi Italia SpA	5,016	15,398
	Sesa SpA	1,443	76,934
	Snam SpA	205,503	921,864
	Societa Cattolica di Assicurazioni SC	70,257	389,247
	Sogefi SpA	33,393	31,774
	SOL SpA	10,344	111,781
	Technogym SpA	37,737	279,132
*	Telecom Italia SpA	2,896,369	1,150,173
*	Telecom Italia SpA, Sponsored ADR	48,868	191,440
	Tenaris SA, ADR	1,800	24,624
	Terna Rete Elettrica Nazionale SpA	183,955	1,151,913
	Tinexta S.p.A	7,970	105,909
	UniCredit SpA	181,419	1,401,056
	Unieuro SpA	4,908	42,873
	Unione di Banche Italiane SpA	511,098	1,465,151
	Unipol Gruppo SpA	174,961	603,684
	UnipolSai Assicurazioni SpA	195,106	478,236
	Zignago Vetro SpA	9,750	121,155

TOTAL ITALY			52,256,874

JAPAN — (18.5%)
	77 Bank, Ltd. (The)	24,200	322,699
	A&A Material Corp.	1,800	18,505
	A&D Co., Ltd.	10,900	75,430
	ABC-Mart, Inc.	3,400	172,783
	Abist Co., Ltd.	2,200	39,820
	Achilles Corp.	6,300	92,943
	Acom Co., Ltd.	45,100	182,214

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AD Works Group Co., Ltd.	8,180	$13,034
	Adastria Co., Ltd.	17,480	241,624
	ADEKA Corp.	39,600	497,263
	Ad-sol Nissin Corp.	1,900	42,152
	Advan Co., Ltd.	3,200	32,025
	Advance Create Co., Ltd.	1,300	24,960
	Advanex, Inc.	400	5,095
	Advantage Risk Management Co., Ltd.	2,100	15,016
	Advantest Corp.	28,700	1,392,565
	Adventure, Inc.	600	17,032
	Adways, Inc.	3,400	8,400
	Aeon Co., Ltd.	83,505	1,681,088
	Aeon Delight Co., Ltd.	10,000	286,402
	Aeon Fantasy Co., Ltd.	5,400	84,391
	AEON Financial Service Co., Ltd.	48,700	506,444
	Aeon Hokkaido Corp.	12,000	85,649
	Aeon Mall Co., Ltd.	20,280	254,934
	Aeria, Inc.	8,800	48,397
	AFC-HD AMS Life Science Co., Ltd.	3,500	19,409
	AGC, Inc.	55,500	1,368,639
	Ahresty Corp.	9,700	33,347
	Ai Holdings Corp.	13,300	164,301
	Aica Kogyo Co., Ltd.	13,100	377,496
	Aichi Bank, Ltd. (The)	3,100	90,625
	Aichi Corp.	12,400	83,039
	Aichi Steel Corp.	5,000	133,619
	Aichi Tokei Denki Co., Ltd.	1,400	57,109
	Aida Engineering, Ltd.	18,200	124,922
*	Aiful Corp.	66,900	147,417
	Ain Holdings, Inc.	15,100	847,028
	Ainavo Holdings Co., Ltd.	1,300	8,758
	Air Water, Inc.	73,000	984,165
	Airport Facilities Co., Ltd.	9,700	38,724
	Airtech Japan, Ltd.	3,200	32,997
	Aisan Industry Co., Ltd.	19,700	104,464
	Aisin Seiki Co., Ltd.	50,762	1,461,916
	Ajinomoto Co., Inc.	20,700	368,683
	Ajis Co., Ltd.	1,600	36,678
	Akatsuki Corp.	4,000	9,270
	Akatsuki, Inc.	1,900	71,242
	Akebono Brake Industry Co., Ltd.	23,100	42,231
	Akita Bank, Ltd. (The)	6,300	84,455
	Albis Co., Ltd.	2,100	40,861
	Alconix Corp.	12,700	130,456
	Alfresa Holdings Corp.	15,500	309,091
	Alinco, Inc.	7,800	74,335
	Alleanza Holdings Co., Ltd.	4,900	38,246
	Alpen Co., Ltd.	8,500	130,343
	Alpha Corp.	2,600	21,962
	Alps Alpine Co., Ltd.	62,900	648,771
	Alps Logistics Co., Ltd.	5,100	32,788
	Altech Corp.	5,610	85,669
	Amada Co., Ltd.	76,400	690,583
	Amano Corp.	15,300	314,129
	Amiyaki Tei Co., Ltd.	2,700	70,788
*	ANA Holdings, Inc.	5,100	108,375
	Anabuki Kosan, Inc.	1,900	25,809
	Anest Iwata Corp.	11,600	89,763
	AOI TYO Holdings, Inc.	10,554	43,425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AOKI Holdings, Inc.	15,800	$95,992
	Aomori Bank, Ltd. (The)	7,900	166,908
	Aoyama Trading Co., Ltd.	20,500	173,181
	Aoyama Zaisan Networks Co., Ltd.	2,900	30,867
	Aozora Bank, Ltd.	33,300	592,611
	Apaman Co., Ltd.	3,400	16,174
	Arakawa Chemical Industries, Ltd.	6,500	77,036
	Arata Corp.	5,400	223,022
	Arcland Sakamoto Co., Ltd.	13,400	127,778
	Arcland Service Holdings Co., Ltd.	5,000	77,581
	Arcs Co., Ltd.	15,900	298,331
*	Ardepro Co., Ltd.	22,200	9,172
	Arealink Co., Ltd.	3,200	26,249
	Ariake Japan Co., Ltd.	4,300	247,977
	Arrk Corp.	11,700	9,582
	ArtSpark Holdings, Inc.	2,900	13,593
	As One Corp.	2,400	214,400
	Asahi Broadcasting Group Holdings Corp.	3,800	24,483
	Asahi Co., Ltd.	5,800	69,674
	Asahi Group Holdings, Ltd.	33,300	1,145,031
	Asahi Holdings, Inc.	19,700	445,141
	Asahi Intecc Co., Ltd.	28,200	747,053
	Asahi Kasei Corp.	276,400	1,960,912
	Asahi Kogyosha Co., Ltd.	1,900	52,008
	Asahi Net, Inc.	4,300	38,940
	Asahi Yukizai Corp.	4,900	58,732
	Asante, Inc.	2,700	36,453
	Asanuma Corp.	3,600	114,420
	Asax Co., Ltd.	300	1,711
	Ashimori Industry Co., Ltd.	3,300	25,941
	Asia Pile Holdings Corp.	11,800	45,783
	Asics Corp.	6,200	58,791
	ASKA Pharmaceutical Co., Ltd.	11,400	117,870
	ASKUL Corp.	4,600	131,335
	Astellas Pharma, Inc.	154,400	2,553,644
	Asti Corp.	800	9,787
	Asukanet Co., Ltd.	3,100	29,607
	Ateam, Inc.	3,800	24,918
	Atom Corp.	34,300	268,091
	Atrae, Inc.	2,100	49,947
	Autobacs Seven Co., Ltd.	15,500	181,001
	Avant Corp.	6,000	48,388
	Avantia Co., Ltd.	4,800	29,906
	Avex, Inc.	8,600	65,094
	Awa Bank, Ltd. (The)	14,800	322,020
	Axial Retailing, Inc.	9,600	364,318
	Azbil Corp.	9,900	260,361
	Bandai Namco Holdings, Inc.	16,100	804,459
	Bando Chemical Industries, Ltd.	15,300	91,112
	Bank of Iwate, Ltd. (The)	5,600	130,984
	Bank of Kochi, Ltd. (The)	4,400	29,409
	Bank of Kyoto, Ltd. (The)	15,200	520,271
	Bank of Nagoya, Ltd. (The)	4,800	100,731
	Bank of Okinawa, Ltd. (The)	8,380	248,338
	Bank of Saga, Ltd. (The)	5,901	61,097
	Bank of the Ryukyus, Ltd.	16,200	151,226
	Baroque Japan, Ltd.	8,400	45,078
	BayCurrent Consulting, Inc.	9,600	544,019
	Beauty Garage, Inc.	1,200	16,765

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Belc Co., Ltd.	6,000	$350,150
	Bell System24 Holdings, Inc.	16,300	192,907
	Belluna Co., Ltd.	21,200	99,037
	Benefit One, Inc.	20,200	354,630
	Benesse Holdings, Inc.	6,800	193,646
	BeNEXT Group, Inc.	9,400	58,726
*	Bengo4.com, Inc.	2,400	151,799
	Bic Camera, Inc.	33,600	311,060
	Biofermin Pharmaceutical Co., Ltd.	1,700	36,193
	BML, Inc.	9,100	233,449
	Bookoff Group Holdings, Ltd.	3,500	25,541
	BP Castrol K.K	3,500	36,621
	Br Holdings Corp.	6,300	28,911
	Bridgestone Corp.	92,900	2,891,726
	Broadleaf Co., Ltd.	31,200	144,420
	BRONCO BILLY Co., Ltd.	2,000	38,198
	Brother Industries, Ltd.	74,000	1,254,189
	Bunka Shutter Co., Ltd.	25,000	182,514
	Business Brain Showa-Ota, Inc.	700	18,347
	C Uyemura & Co., Ltd.	1,200	65,966
	Calbee, Inc.	7,900	239,035
	Can Do Co., Ltd.	3,400	60,204
	Canon Electronics, Inc.	7,200	105,447
	Canon Marketing Japan, Inc.	16,100	309,872
	Canon, Inc.	46,100	969,720
	Capcom Co., Ltd.	18,800	576,266
	Career Design Center Co., Ltd.	1,300	10,223
	Carlit Holdings Co., Ltd.	8,000	37,205
	Casio Computer Co., Ltd.	47,600	751,215
	Cawachi, Ltd.	5,600	132,419
	CDS Co., Ltd.	1,300	15,176
	Central Glass Co., Ltd.	16,500	282,782
	Central Japan Railway Co.	7,000	1,101,481
	Central Security Patrols Co., Ltd.	1,900	76,892
	Central Sports Co., Ltd.	3,500	71,939
	Charm Care Corp. KK	1,400	10,674
	Chiba Bank, Ltd. (The)	70,700	328,049
	Chiba Kogyo Bank, Ltd. (The)	29,200	63,601
	Chikaranomoto Holdings Co., Ltd.	1,400	8,060
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	101,902
	CHIMNEY Co., Ltd.	1,100	16,545
	Chino Corp.	2,200	25,830
	Chiyoda Co., Ltd.	6,800	65,141
	Chodai Co., Ltd.	3,100	24,021
	Chori Co., Ltd.	4,400	68,753
	Chubu Electric Power Co., Inc.	35,600	481,454
	Chubu Shiryo Co., Ltd.	8,300	127,233
	Chuetsu Pulp & Paper Co., Ltd.	13,400	167,909
	Chugai Pharmaceutical Co., Ltd.	1,500	178,803
	Chugai Ro Co., Ltd.	2,700	38,753
	Chugoku Bank, Ltd. (The)	46,300	426,331
	Chugoku Electric Power Co., Inc. (The)	31,100	418,452
	Chugoku Marine Paints, Ltd.	20,200	154,461
	Chukyo Bank, Ltd. (The)	4,300	84,013
	CI Takiron Corp.	19,000	103,294
	Citizen Watch Co., Ltd.	119,300	421,051
	CK-San-Etsu Co., Ltd.	800	21,238
	Cleanup Corp.	9,900	47,549
	CMIC Holdings Co., Ltd.	7,700	110,860

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	CMK Corp.	21,000	$81,046
	Coca-Cola Bottlers Japan Holdings, Inc.	12,013	215,111
	cocokara fine, Inc.	5,900	278,251
	Colowide Co., Ltd.	23,500	323,619
	Computer Engineering & Consulting, Ltd.	12,800	195,820
	COMSYS Holdings Corp.	21,000	577,452
	Comture Corp.	8,200	165,100
	Concordia Financial Group, Ltd.	171,624	525,852
	CONEXIO Corp.	12,800	172,157
	Core Corp.	1,100	12,281
	Cosel Co., Ltd.	6,300	52,724
	Cosmo Energy Holdings Co., Ltd.	35,400	531,812
	Cosmos Initia Co., Ltd.	2,200	8,050
	Cosmos Pharmaceutical Corp.	3,000	803,068
	Create Medic Co., Ltd.	2,900	29,209
	Create Restaurants Holdings, Inc.	31,400	173,191
	Create SD Holdings Co., Ltd.	13,600	387,508
	Credit Saison Co., Ltd.	52,100	591,707
	Creek & River Co., Ltd.	3,500	28,929
	Cresco, Ltd.	4,000	51,444
	CTI Engineering Co., Ltd.	5,800	93,797
	CTS Co., Ltd.	9,600	53,412
	Cube System, Inc.	1,400	8,872
*	Curves Holdings Co., Ltd.	16,100	77,113
	CyberAgent, Inc.	16,200	680,172
	Cybernet Systems Co., Ltd.	2,100	12,131
	Cybozu, Inc.	5,400	104,567
	Dai Nippon Printing Co., Ltd.	36,600	771,678
	Dai Nippon Toryo Co., Ltd.	11,300	96,552
	Daibiru Corp.	10,500	96,081
	Daicel Corp.	125,800	1,021,172
	Dai-Dan Co., Ltd.	2,900	72,513
	Daido Kogyo Co., Ltd.	3,211	18,617
	Daido Metal Co., Ltd.	20,900	104,339
	Daido Steel Co., Ltd.	14,800	488,778
	Daifuku Co., Ltd.	18,100	1,266,652
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	27,527
	Daihen Corp.	8,800	250,552
	Daiho Corp.	5,400	113,046
	Dai-Ichi Cutter Kogyo K.K.	1,000	15,042
	Daiichi Jitsugyo Co., Ltd.	4,000	135,238
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	79,347
	Dai-ichi Life Holdings, Inc.	79,500	996,312
	Daiichi Sankyo Co., Ltd.	5,200	357,454
	Dai-ichi Seiko Co., Ltd.	3,500	74,240
	Daiichikosho Co., Ltd.	13,300	399,189
	Daiken Corp.	6,500	96,655
	Daiken Medical Co., Ltd.	4,400	26,458
	Daiki Aluminium Industry Co., Ltd.	14,600	77,497
	Daiki Axis Co., Ltd.	1,200	8,281
	Daikin Industries, Ltd.	11,700	1,501,472
	Daikoku Denki Co., Ltd.	2,900	31,381
	Daikokutenbussan Co., Ltd.	4,100	168,061
	Daikyonishikawa Corp.	28,300	140,185
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	105,488
	Daio Paper Corp.	35,900	489,851
	Daiohs Corp.	2,300	22,349
	Daiseki Co., Ltd.	11,600	256,273
	Daiseki Eco. Solution Co., Ltd.	3,240	32,993

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	16,750	$363,977
	Daishinku Corp.	2,900	45,924
	Daisue Construction Co., Ltd.	3,600	24,640
	Daito Bank, Ltd. (The)	4,200	22,396
	Daito Pharmaceutical Co., Ltd.	6,880	231,596
	Daito Trust Construction Co., Ltd.	12,300	1,169,551
	Daitron Co., Ltd.	3,600	49,098
	Daiwa House Industry Co., Ltd.	115,600	2,929,341
	Daiwa Securities Group, Inc.	245,400	1,020,479
	Daiwabo Holdings Co., Ltd.	11,100	683,815
	DCM Holdings Co., Ltd.	50,100	489,534
	DD Holdings Co., Ltd.	5,600	41,010
	DDS, Inc.	9,300	19,096
	Dear Life Co., Ltd.	11,100	41,689
	Delica Foods Holdings Co., Ltd.	2,600	14,829
	Denka Co., Ltd.	42,500	1,026,790
	Denso Corp.	25,900	910,430
	Dentsu Group, Inc.	28,300	591,013
*	Descente, Ltd.	3,200	42,607
	Dexerials Corp.	37,800	248,211
	DIC Corp.	40,900	949,800
	Digital Arts, Inc.	4,400	265,033
	Digital Garage, Inc.	5,400	193,476
	Digital Hearts Holdings Co., Ltd.	5,100	36,298
	Digital Information Technologies Corp.	3,200	38,813
	Dip Corp.	12,300	262,511
	Disco Corp.	1,900	424,297
	DKK-Toa Corp.	1,800	14,581
	DKS Co., Ltd.	4,200	177,002
	DMG Mori Co., Ltd.	42,900	438,639
	Doshisha Co., Ltd.	9,200	113,191
	Double Standard, Inc.	1,000	37,638
	Doutor Nichires Holdings Co., Ltd.	10,200	154,365
	Dowa Holdings Co., Ltd.	27,900	771,660
*	Drecom Co., Ltd.	2,400	11,995
	DTS Corp.	18,800	360,318
	Dvx, Inc.	2,900	24,562
	DyDo Group Holdings, Inc.	4,700	185,819
	Dynic Corp.	2,100	14,588
	Eagle Industry Co., Ltd.	14,900	93,726
	Earth Corp.	2,100	121,809
	East Japan Railway Co.	14,400	1,051,488
	Ebara Corp.	35,400	780,445
	Ebara Foods Industry, Inc.	2,400	48,760
	Ebara Jitsugyo Co., Ltd.	2,200	45,862
	Ebase Co., Ltd.	7,200	69,095
*	eBook Initiative Japan Co., Ltd.	1,200	25,147
	Eco’s Co., Ltd.	4,300	76,894
	EDION Corp.	35,200	305,968
	EF-ON, Inc.	10,080	46,171
	eGuarantee, Inc.	9,100	159,863
	E-Guardian, Inc.	2,900	48,049
	Ehime Bank, Ltd. (The)	13,100	132,872
	Eidai Co., Ltd.	16,800	44,065
	Eiken Chemical Co., Ltd.	12,400	215,932
	Eisai Co., Ltd.	5,400	376,979
	Eizo Corp.	6,600	197,935
	Elan Corp.	4,900	77,596
	Elecom Co., Ltd.	7,400	291,828

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Electric Power Development Co., Ltd.	8,500	$170,120
	Elematec Corp.	9,104	69,211
	EM Systems Co., Ltd.	8,000	58,932
	Endo Lighting Corp.	10,900	58,597
	Enigmo, Inc.	8,600	74,407
	en-japan, Inc.	12,600	277,745
	Enomoto Co., Ltd.	2,700	24,583
	Enshu, Ltd.	1,800	15,779
	EPCO Co., Ltd.	800	6,582
	EPS Holdings, Inc.	15,900	165,363
	eRex Co., Ltd.	10,600	147,670
	ES-Con Japan, Ltd.	23,400	157,414
	ESCRIT, Inc.	4,700	17,166
	Escrow Agent Japan, Inc.	6,800	11,661
	Eslead Corp.	3,600	45,176
	ESPEC Corp.	4,400	70,378
	Exedy Corp.	15,500	249,738
	Ezaki Glico Co., Ltd.	2,200	96,624
	FALCO HOLDINGS Co., Ltd.	3,400	50,316
	FamilyMart Co., Ltd.	42,580	722,056
	FAN Communications, Inc.	20,800	87,398
	Fancl Corp.	14,300	342,817
	FANUC Corp.	1,500	244,820
	Fast Retailing Co., Ltd.	4,900	2,323,809
	FCC Co., Ltd.	24,400	347,168
*	FDK Corp.	5,200	24,545
	Feed One Co., Ltd.	44,980	70,120
	Ferrotec Holdings Corp.	22,300	133,949
*	FFRI, Inc.	1,000	19,481
	FIDEA Holdings Co., Ltd.	76,000	75,962
	Fields Corp.	7,100	21,695
	Financial Products Group Co., Ltd.	24,600	116,696
	FINDEX, Inc.	4,200	32,930
	First Bank of Toyama, Ltd. (The)	12,800	31,854
*	First Brothers Co., Ltd.	2,700	16,219
	First Juken Co., Ltd.	3,300	29,020
	Fixstars Corp.	6,000	60,191
	FJ Next Co., Ltd.	6,300	47,727
	Focus Systems Corp.	1,500	10,966
	Forval Corp.	3,700	37,929
	Foster Electric Co., Ltd.	8,800	95,706
	FP Corp.	9,700	731,716
	France Bed Holdings Co., Ltd.	11,700	95,606
	Freebit Co., Ltd.	5,200	35,863
	Freund Corp.	2,400	12,950
	F-Tech, Inc.	6,600	28,480
	FTGroup Co., Ltd.	4,600	49,491
	Fudo Tetra Corp.	10,550	131,775
	Fuji Co., Ltd.	8,900	142,143
	Fuji Corp.	24,100	403,513
	Fuji Corp.	3,400	56,075
	Fuji Corp., Ltd.	11,200	52,794
	Fuji Die Co., Ltd.	3,700	20,339
	Fuji Electric Co., Ltd.	31,400	748,965
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	3,029
	Fuji Kyuko Co., Ltd.	7,200	207,747
	Fuji Oil Co., Ltd.	21,300	36,476
	Fuji Oil Holdings, Inc.	14,000	326,616
	Fuji Pharma Co., Ltd.	3,500	37,792

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Fuji Seal International, Inc.	20,000	$347,179
Fuji Soft, Inc.	1,900	66,882
Fujibo Holdings, Inc.	4,500	120,311
Fujicco Co., Ltd.	4,000	71,901
FUJIFILM Holdings Corp.	15,800	752,594
Fujikura Composites, Inc.	10,700	36,200
Fujikura Kasei Co., Ltd.	10,700	49,360
Fujikura, Ltd.	162,500	477,775
Fujimak Corp.	1,400	7,669
Fujimori Kogyo Co., Ltd.	8,000	235,365
Fujio Food System Co., Ltd.	3,400	41,608
Fujisash Co., Ltd.	55,900	33,882
Fujita Kanko, Inc.	5,000	80,601
Fujitec Co., Ltd.	5,000	71,322
Fujitsu Frontech, Ltd.	3,900	38,858
Fujitsu General, Ltd.	16,000	264,899
Fujitsu, Ltd.	23,850	2,316,989
Fujiya Co., Ltd.	1,800	33,789
FuKoKu Co., Ltd.	6,500	35,705
Fukuda Corp.	2,900	111,597
Fukuda Denshi Co., Ltd.	1,500	106,956
Fukui Bank, Ltd. (The)	8,800	128,929
Fukui Computer Holdings, Inc.	3,600	96,409
Fukuoka Financial Group, Inc.	52,280	746,901
Fukushima Bank, Ltd. (The)	12,000	18,247
Fukushima Galilei Co., Ltd.	6,400	188,259
Fukuyama Transporting Co., Ltd.	9,800	339,617
Full Speed, Inc.	1,400	5,403
FULLCAST Holdings Co., Ltd.	6,800	86,117
Funai Soken Holdings, Inc.	11,560	246,332
Furukawa Battery Co., Ltd. (The)	7,400	38,001
Furukawa Co., Ltd.	14,700	150,253
Furukawa Electric Co., Ltd.	41,500	781,138
Furuno Electric Co., Ltd.	9,500	70,688
Furusato Industries, Ltd.	2,600	34,105
Furyu Corp.	7,700	59,126
Fuso Chemical Co., Ltd.	11,800	349,477
Fuso Pharmaceutical Industries, Ltd.	3,000	60,314
Futaba Industrial Co., Ltd.	36,800	174,937
Future Corp.	15,100	199,795
Fuyo General Lease Co., Ltd.	11,600	579,991
G-7 Holdings, Inc.	8,000	173,832
Gakken Holdings Co., Ltd.	6,000	98,728
Gakkyusha Co., Ltd.	2,400	24,482
GCA Corp.	6,600	39,755
Gecoss Corp.	7,400	59,650
Genki Sushi Co., Ltd.	1,800	39,014
Genky DrugStores Co., Ltd.	6,000	136,742
Geo Holdings Corp.	20,300	265,769
Geostr Corp.	6,900	21,269
Gfoot Co., Ltd.	6,100	24,516
Giken, Ltd.	6,500	237,401
GL Sciences, Inc.	2,400	22,530
Global, Ltd. (The)	3,300	9,860
GLOBERIDE, Inc.	6,200	110,566
Glory, Ltd.	24,400	548,371
Glosel Co., Ltd.	4,200	16,730
GMO Cloud K.K	1,300	38,301
GMO Financial Holdings, Inc.	12,300	62,002

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO internet, Inc.	25,000	$544,151
	GMO Payment Gateway, Inc.	7,600	677,535
	Godo Steel, Ltd.	4,400	82,775
	Gokurakuyu Holdings Co., Ltd.	6,900	24,041
	Goldcrest Co., Ltd.	8,910	134,408
	Goldwin, Inc.	5,600	301,487
	Golf Digest Online, Inc.	6,700	30,450
	Grandy House Corp.	7,600	23,321
	Greens Co., Ltd.	3,600	14,021
	GS Yuasa Corp.	38,600	548,531
	GSI Creos Corp.	2,900	27,906
	G-Tekt Corp.	11,000	112,516
	GungHo Online Entertainment, Inc.	10,250	158,953
	Gunma Bank, Ltd. (The)	124,100	397,325
	Gunze, Ltd.	6,400	216,947
	Gurunavi, Inc.	21,300	113,563
	H2O Retailing Corp.	39,625	310,786
	HABA Laboratories, Inc.	1,500	57,511
	Hachijuni Bank, Ltd. (The)	105,600	377,082
	Hagihara Industries, Inc.	3,600	44,387
	Hagiwara Electric Holdings Co., Ltd.	3,200	61,418
	Hakudo Co., Ltd.	5,000	57,314
	Hakuhodo DY Holdings, Inc.	37,500	415,424
	Hakuto Co., Ltd.	6,600	59,863
	Halows Co., Ltd.	3,100	86,177
	Hamakyorex Co., Ltd.	9,000	246,013
	Hamamatsu Photonics KK	10,100	441,463
	Handsman Co., Ltd.	1,000	11,503
	Hankyu Hanshin Holdings, Inc.	37,800	1,293,245
	Hanwa Co., Ltd.	14,200	225,582
	Happinet Corp.	5,000	49,273
	Harada Industry Co., Ltd.	4,200	32,509
	Hard Off Corp. Co., Ltd.	3,900	24,216
	Harima Chemicals Group, Inc.	6,500	62,042
	Haruyama Holdings, Inc.	4,000	27,387
	Haseko Corp.	132,600	1,439,585
	Havix Corp.	1,800	12,212
	Hayashikane Sangyo Co., Ltd.	3,600	18,942
	Hazama Ando Corp.	103,720	645,942
	Heiwa Corp.	22,000	370,437
	Heiwa Real Estate Co., Ltd.	8,500	228,232
	Heiwado Co., Ltd.	15,800	269,275
	Helios Techno Holding Co., Ltd.	12,400	38,446
	Hibino Corp.	2,100	32,331
	Hiday Hidaka Corp.	7,881	121,569
	Hikari Tsushin, Inc.	3,800	735,414
	Hino Motors, Ltd.	95,600	568,698
	Hinokiya Group Co., Ltd.	4,500	61,937
	Hioki EE Corp.	2,200	62,614
	Hirakawa Hewtech Corp.	5,200	49,110
*	Hiramatsu, Inc.	11,000	14,755
	Hirano Tecseed Co., Ltd.	4,100	43,188
	Hirata Corp.	1,200	57,566
	Hirose Electric Co., Ltd.	735	80,701
	Hiroshima Bank, Ltd. (The)	79,400	329,898
	Hiroshima Gas Co., Ltd.	14,400	48,287
	HIS Co., Ltd.	16,500	217,258
	Hisamitsu Pharmaceutical Co., Inc.	300	14,135
	Hitachi Capital Corp.	35,100	678,854

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Hitachi Construction Machinery Co., Ltd.	30,800	$722,637
Hitachi Metals, Ltd.	19,610	188,957
Hitachi Transport System, Ltd.	20,000	485,425
Hitachi Zosen Corp.	79,200	262,049
Hitachi, Ltd.	74,600	2,214,085
Hito Communications Holdings, Inc.	3,400	30,674
Hochiki Corp.	8,900	116,713
Hodogaya Chemical Co., Ltd.	2,800	90,764
Hogy Medical Co., Ltd.	7,000	218,885
Hokkaido Electric Power Co., Inc.	60,000	229,615
Hokkaido Gas Co., Ltd.	4,400	64,222
Hokkan Holdings, Ltd.	4,700	66,561
Hokko Chemical Industry Co., Ltd.	9,200	47,890
Hokkoku Bank, Ltd. (The)	9,200	273,451
Hokuetsu Corp.	66,900	264,192
Hokuetsu Industries Co., Ltd.	13,700	127,042
Hokuhoku Financial Group, Inc.	52,300	424,950
Hokuriku Electric Industry Co., Ltd.	4,100	35,917
Hokuriku Electric Power Co.	54,400	366,645
Hokuto Corp.	8,300	148,681
Honda Motor Co., Ltd., Sponsored ADR	37,467	901,081
Honda Motor Co., Ltd.	162,800	3,953,461
Honda Tsushin Kogyo Co., Ltd.	4,100	15,202
H-One Co., Ltd.	10,200	49,972
Honeys Holdings Co., Ltd.	9,100	92,347
Honma Golf, Ltd.	12,500	6,435
Honshu Chemical Industry Co., Ltd.	2,600	25,264
Hoosiers Holdings	16,300	91,909
Horiba, Ltd.	16,600	878,364
Hoshizaki Corp.	4,100	312,448
Hosokawa Micron Corp.	3,600	163,883
Hotland Co., Ltd.	2,900	27,318
House Foods Group, Inc.	2,800	88,186
Howa Machinery, Ltd.	6,400	47,363
Hoya Corp.	38,800	3,538,301
HUB Co., Ltd.	900	5,309
Hulic Co., Ltd.	20,496	202,704
Hyakugo Bank, Ltd. (The)	93,200	270,339
Hyakujushi Bank, Ltd. (The)	8,700	154,760
I K K, Inc.	5,400	30,956
Ibiden Co., Ltd.	16,500	421,740
IBJ, Inc.	8,000	50,924
Ichibanya Co., Ltd.	3,500	145,381
Ichigo, Inc.	129,300	331,110
Ichiken Co., Ltd.	3,500	39,850
Ichikoh Industries, Ltd.	24,000	106,109
Ichinen Holdings Co., Ltd.	13,300	138,105
Ichiyoshi Securities Co., Ltd.	15,300	64,060
ID Holdings Corp.	3,200	42,498
Idec Corp.	8,500	124,419
Idemitsu Kosan Co., Ltd.	46,541	1,057,552
IDOM, Inc.	46,100	184,541
Ihara Science Corp.	3,600	34,286
IHI Corp.	59,800	741,200
Iida Group Holdings Co., Ltd.	26,616	353,529
Iino Kaiun Kaisha, Ltd.	42,200	125,547
IJTT Co., Ltd.	10,900	44,810
Ikegami Tsushinki Co., Ltd.	3,300	25,211
Imagica Group, Inc.	3,700	12,402

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Imasen Electric Industrial	8,000	$55,884
	Imuraya Group Co., Ltd.	1,500	26,308
	Inaba Denki Sangyo Co., Ltd.	7,800	165,014
	Inaba Seisakusho Co., Ltd.	4,100	49,745
	Inabata & Co., Ltd.	17,100	189,667
	Inageya Co., Ltd.	2,600	41,724
	Ines Corp.	8,100	106,206
	I-Net Corp.	7,230	100,644
	Infocom Corp.	13,800	330,443
	Infomart Corp.	68,000	469,517
	Information Services International-Dentsu, Ltd.	5,400	229,131
	Innotech Corp.	5,100	41,940
	Inpex Corp.	222,300	1,434,967
	Intage Holdings, Inc.	18,500	132,353
	Intelligent Wave, Inc.	1,900	10,144
	Internet Initiative Japan, Inc.	14,000	478,542
	Inui Global Logistics Co., Ltd.	4,700	51,529
	I-O Data Device, Inc.	4,000	33,931
	IR Japan Holdings, Ltd.	3,200	191,498
	Iriso Electronics Co., Ltd.	6,000	167,199
	I’rom Group Co., Ltd.	800	9,938
	ISB Corp.	900	13,359
	Iseki & Co., Ltd.	9,500	104,683
	Isetan Mitsukoshi Holdings, Ltd.	94,200	573,060
	Ishihara Sangyo Kaisha, Ltd.	16,100	95,720
	Ishii Iron Works Co., Ltd.	500	11,588
	Ishizuka Glass Co., Ltd.	1,100	22,146
	Isuzu Motors, Ltd.	153,200	1,164,251
	Itfor, Inc.	5,100	31,453
	Ito En, Ltd.	9,800	544,409
	ITOCHU Corp.	59,800	1,172,385
	Itochu Enex Co., Ltd.	26,300	195,272
	Itochu Techno-Solutions Corp.	17,700	540,816
	Itochu-Shokuhin Co., Ltd.	2,100	92,406
	Itoham Yonekyu Holdings, Inc.	42,368	245,799
	Itoki Corp.	13,300	40,165
	Itokuro, Inc.	1,300	17,033
	IwaiCosmo Holdings, Inc.	6,100	53,486
	Iwaki & Co., Ltd.	15,000	60,197
	Iwaki Co., Ltd.	1,300	11,109
	Iwasaki Electric Co., Ltd.	3,700	46,048
	Iwatani Corp.	22,900	782,314
	Iyo Bank, Ltd. (The)	66,643	357,022
	Izumi Co., Ltd.	13,300	389,324
	J Front Retailing Co., Ltd.	74,100	604,511
	J Trust Co., Ltd.	31,400	60,937
	JAC Recruitment Co., Ltd.	7,200	75,415
	Jaccs Co., Ltd.	11,800	195,895
*	Jalux, Inc.	3,000	43,357
	Jamco Corp.	5,300	32,201
	Janome Sewing Machine Co., Ltd.	8,100	29,118
	Japan Airlines Co., Ltd.	30,600	545,836
	Japan Airport Terminal Co., Ltd.	7,200	291,976
	Japan Asia Group, Ltd.	12,300	26,932
	Japan Asset Marketing Co., Ltd.	40,100	33,795
	Japan Aviation Electronics Industry, Ltd.	31,000	402,154
	Japan Best Rescue System Co., Ltd.	5,100	36,058
	Japan Cash Machine Co., Ltd.	9,600	48,940
	Japan Display, Inc.	974,700	393,806

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Japan Electronic Materials Corp.	3,000	$25,978
Japan Exchange Group, Inc.	68,700	1,277,850
Japan Investment Adviser Co., Ltd.	3,700	24,313
Japan Lifeline Co., Ltd.	22,600	265,778
Japan Material Co., Ltd.	22,600	327,163
Japan Medical Dynamic Marketing, Inc.	10,700	155,841
Japan Oil Transportation Co., Ltd.	1,600	44,471
Japan Post Holdings Co., Ltd.	112,900	903,074
Japan Property Management Center Co., Ltd.	6,000	56,543
Japan Pulp & Paper Co., Ltd.	5,200	172,877
Japan Securities Finance Co., Ltd.	39,400	185,430
Japan Steel Works, Ltd. (The)	43,600	535,268
Japan Tobacco, Inc.	114,900	2,139,789
Japan Transcity Corp.	15,200	69,428
Japan Wool Textile Co., Ltd. (The)	24,300	212,962
JBCC Holdings, Inc.	3,900	68,947
JCR Pharmaceuticals Co., Ltd.	1,000	95,785
JCU Corp.	15,700	367,268
Jeol, Ltd.	14,500	428,735
JFE Holdings, Inc.	75,132	498,578
JFLA Holdings, Inc.	5,500	16,840
JGC Holdings Corp.	64,700	624,794
JIG-SAW, Inc.	900	43,052
Jimoto Holdings, Inc.	60,500	54,122
JINS Holdings, Inc.	4,900	258,467
JK Holdings Co., Ltd.	7,000	48,946
JM Holdings Co., Ltd.	5,600	137,012
JMS Co., Ltd.	6,200	48,327
Joban Kosan Co., Ltd.	2,900	35,033
J-Oil Mills, Inc.	4,900	187,045
Joshin Denki Co., Ltd.	8,000	155,102
JP-Holdings, Inc.	16,300	40,815
JSB Co., Ltd.	400	8,376
JSP Corp.	4,400	56,794
JSR Corp.	16,600	312,263
JTEKT Corp.	87,500	640,984
Juki Corp.	19,400	106,366
Juroku Bank, Ltd. (The)	14,600	256,483
Justsystems Corp.	8,400	513,678
JVCKenwood Corp.	82,500	131,130
JXTG Holdings, Inc.	491,468	1,742,431
Kadoya Sesame Mills, Inc.	600	20,877
Kaga Electronics Co., Ltd.	8,400	151,896
Kajima Corp.	141,300	1,468,215
Kakaku.com, Inc.	19,300	393,823
Kaken Pharmaceutical Co., Ltd.	15,400	847,638
Kakiyasu Honten Co., Ltd.	2,300	48,971
Kameda Seika Co., Ltd.	4,000	191,822
Kamei Corp.	10,900	106,784
Kamigumi Co., Ltd.	28,000	492,953
Kanaden Corp.	9,000	103,688
Kanagawa Chuo Kotsu Co., Ltd.	3,000	112,854
Kanamic Network Co., Ltd.	7,600	48,469
Kanamoto Co., Ltd.	17,600	341,290
Kandenko Co., Ltd.	39,600	331,375
Kaneka Corp.	17,800	460,402
Kaneko Seeds Co., Ltd.	2,800	38,447
Kanematsu Corp.	42,800	421,917
Kanematsu Electronics, Ltd.	6,200	210,251

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kansai Electric Power Co., Inc. (The)	48,800	$500,061
	Kansai Mirai Financial Group, Inc.	37,123	124,813
	Kansai Paint Co., Ltd.	17,000	322,908
	Kansai Super Market, Ltd.	5,400	56,823
	Kanto Denka Kogyo Co., Ltd.	31,300	248,828
	Kao Corp.	32,500	2,506,279
	Kappa Create Co., Ltd.	5,800	71,303
	Kasai Kogyo Co., Ltd.	15,000	69,712
	Katakura & Co-op Agri Corp.	1,800	19,491
	Kato Sangyo Co., Ltd.	2,400	81,408
	Kato Works Co., Ltd.	3,200	36,465
	KAWADA TECHNOLOGIES, Inc.	1,900	88,672
	Kawagishi Bridge Works Co., Ltd.	800	15,624
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,000	75,720
	Kawasaki Heavy Industries, Ltd.	69,100	1,044,105
*	Kawasaki Kisen Kaisha, Ltd.	36,700	361,062
	Kawata Manufacturing Co., Ltd.	1,100	6,952
	KDDI Corp.	186,100	5,390,250
	KeePer Technical Laboratory Co., Ltd.	3,300	43,786
	Keihan Holdings Co., Ltd.	19,300	867,452
	Keihanshin Building Co., Ltd.	6,900	89,080
	Keihin Co., Ltd.	2,900	34,131
	Keihin Corp.	26,000	620,187
	Keikyu Corp.	19,600	322,139
	Keio Corp.	7,000	395,973
	Keisei Electric Railway Co., Ltd.	8,000	241,314
	Keiyo Bank, Ltd. (The)	41,900	204,212
	Keiyo Co., Ltd.	16,200	86,510
	KEL Corp.	1,500	10,920
	Kenedix, Inc.	83,800	378,685
	Kenko Mayonnaise Co., Ltd.	6,200	113,949
	Kewpie Corp.	28,700	569,928
	Keyence Corp.	4,308	1,538,008
	KFC Holdings Japan, Ltd.	6,000	144,562
	KFC, Ltd.	600	8,968
	KH Neochem Co., Ltd.	13,100	226,313
	Kikkoman Corp.	3,900	179,205
	Kimura Chemical Plants Co., Ltd.	2,900	11,381
	Kimura Unity Co., Ltd.	2,800	25,326
	King Jim Co., Ltd.	1,800	14,543
	Kinki Sharyo Co., Ltd. (The)	2,500	25,743
	Kintetsu Department Store Co., Ltd.	2,100	50,665
	Kintetsu Group Holdings Co., Ltd.	10,800	515,922
	Kintetsu World Express, Inc.	22,600	328,960
	Kirin Holdings Co., Ltd.	83,740	1,616,034
	Kirindo Holdings Co., Ltd.	4,400	86,567
	Ki-Star Real Estate Co., Ltd.	5,200	51,889
	Kitagawa Corp.	4,400	62,108
	Kita-Nippon Bank, Ltd. (The)	3,100	55,709
	Kitano Construction Corp.	1,800	43,394
	Kitanotatsujin Corp.	22,800	108,309
	Kito Corp.	13,800	139,726
	Kitz Corp.	36,000	220,829
	Kiyo Bank, Ltd. (The)	28,400	419,658
	KLab, Inc.	15,600	105,574
	Koa Corp.	8,900	73,685
	Koatsu Gas Kogyo Co., Ltd.	13,700	93,478
	Kobayashi Pharmaceutical Co., Ltd.	3,600	333,711
	Kobe Bussan Co., Ltd.	12,400	599,031

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kobe Electric Railway Co., Ltd.	2,600	$93,891
	Kobe Steel, Ltd.	190,700	637,814
	Kobelco Eco-Solutions Co., Ltd.	1,200	19,257
	Kohnan Shoji Co., Ltd.	13,500	313,331
	Kohsoku Corp.	4,000	53,671
	Koito Manufacturing Co., Ltd.	19,000	715,687
	Kojima Co., Ltd.	9,200	33,464
	Kokusai Co., Ltd.	3,100	18,374
	Kokuyo Co., Ltd.	38,100	465,802
	KOMAIHALTEC, Inc.	1,200	16,870
	Komatsu Matere Co., Ltd.	7,800	54,451
	Komatsu Wall Industry Co., Ltd.	3,200	53,724
	Komatsu, Ltd.	155,600	2,944,095
	KOMEDA Holdings Co., Ltd.	18,300	278,057
	Komehyo Co., Ltd.	3,600	27,999
	Komeri Co., Ltd.	15,100	293,294
	Konaka Co., Ltd.	17,700	53,113
	Konami Holdings Corp.	14,600	458,429
	Kondotec, Inc.	5,800	49,388
	Konica Minolta, Inc.	161,100	623,395
	Konishi Co., Ltd.	6,800	89,009
	Konoike Transport Co., Ltd.	12,500	134,749
	Konoshima Chemical Co., Ltd.	4,600	27,379
	Kosaido Co., Ltd.	5,600	40,079
	Kose Corp.	5,500	687,568
	Koshidaka Holdings Co., Ltd.	16,100	69,894
	Kotobuki Spirits Co., Ltd.	7,700	300,752
	Kourakuen Holdings Corp.	3,500	47,495
	Krosaki Harima Corp.	2,900	102,020
	KRS Corp.	3,200	48,748
	K’s Holdings Corp.	71,020	773,732
	KU Holdings Co., Ltd.	4,600	34,238
	Kubota Corp., Sponsored ADR	371	23,102
	Kubota Corp.	41,700	517,860
	Kumagai Gumi Co., Ltd.	17,700	387,813
	Kumiai Chemical Industry Co., Ltd.	19,170	154,722
	Kura Sushi, Inc.	4,200	162,779
	Kurabo Industries, Ltd.	7,600	173,994
	Kuraray Co., Ltd.	112,500	1,125,400
	Kureha Corp.	8,900	358,961
	Kurimoto, Ltd.	3,400	56,376
	Kurita Water Industries, Ltd.	22,500	627,725
	Kuriyama Holdings Corp.	8,400	37,593
	Kushikatsu Tanaka Holdings Co.	1,200	15,075
	Kusuri no Aoki Holdings Co., Ltd.	4,700	369,724
*	KYB Corp.	8,400	168,917
	Kyoden Co., Ltd.	11,300	27,079
	Kyodo Printing Co., Ltd.	2,600	66,931
	Kyoei Steel, Ltd.	9,400	119,447
	Kyokuto Boeki Kaisha, Ltd.	2,700	34,936
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	128,295
	Kyokuto Securities Co., Ltd.	10,000	45,641
	Kyokuyo Co., Ltd.	2,400	57,348
	KYORIN Holdings, Inc.	5,100	105,982
	Kyoritsu Maintenance Co., Ltd.	13,920	335,818
	Kyoritsu Printing Co., Ltd.	13,500	18,981
	Kyosan Electric Manufacturing Co., Ltd.	14,700	69,684
	Kyowa Electronic Instruments Co., Ltd.	7,400	27,775
	Kyowa Exeo Corp.	31,274	761,892

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Kirin Co., Ltd.	1,600	$37,135
	Kyowa Leather Cloth Co., Ltd.	5,300	31,257
	Kyudenko Corp.	16,300	457,003
	Kyushu Electric Power Co., Inc.	35,700	282,885
	Kyushu Financial Group, Inc.	115,950	489,154
	Kyushu Railway Co.	13,200	355,121
	LAC Co., Ltd.	4,700	40,102
	Lacto Japan Co., Ltd.	3,200	102,742
	Land Business Co., Ltd.	1,800	4,768
	Laox Co., Ltd.	5,400	7,324
	Lasertec Corp.	14,800	978,820
	Lawson, Inc.	8,200	426,232
	LEC, Inc.	12,400	136,850
	Lecip Holdings Corp.	1,500	6,426
*	Leopalace21 Corp.	23,400	51,986
	Life Corp.	10,600	329,214
	LIFULL Co., Ltd.	15,600	47,644
	Like Co., Ltd.	2,500	37,581
*	LINE Corp.	1,000	48,916
	Linical Co., Ltd.	5,500	44,813
	Link And Motivation, Inc.	11,500	37,899
	Lintec Corp.	18,700	401,291
	Lion Corp.	15,000	315,335
*	Litalico, Inc.	2,500	52,394
	LIXIL Group Corp.	47,800	573,395
	LIXIL VIVA Corp.	9,800	166,802
	Lonseal Corp.	400	6,688
	Look Holdings, Inc.	3,000	21,983
*	M&A Capital Partners Co., Ltd.	5,200	144,743
	M3, Inc.	22,200	801,286
	Mabuchi Motor Co., Ltd.	6,600	204,370
	Macnica Fuji Electronics Holdings, Inc.	22,150	301,514
	Macromill, Inc.	22,300	141,527
	Maeda Corp.	62,000	497,321
	Maeda Kosen Co., Ltd.	12,000	231,622
	Maeda Road Construction Co., Ltd.	8,800	162,920
	Maezawa Industries, Inc.	5,000	15,572
	Makino Milling Machine Co., Ltd.	9,400	267,971
	Makita Corp.	5,800	188,862
	Mani, Inc.	9,800	218,273
	MarkLines Co., Ltd.	3,500	56,548
	Marubeni Corp.	121,700	586,088
	Marubun Corp.	8,900	41,635
	Marudai Food Co., Ltd.	8,500	155,070
	Marufuji Sheet Piling Co., Ltd.	300	5,268
	Maruha Nichiro Corp.	25,800	539,919
	Marui Group Co., Ltd.	20,300	332,289
	Maruka Corp.	3,000	48,309
	Marusan Securities Co., Ltd.	23,100	87,965
	Maruwa Co., Ltd.	6,000	423,215
	Maruwa Unyu Kikan Co., Ltd.	10,400	302,839
	Maruyama Manufacturing Co., Inc.	1,400	15,920
	Maruzen CHI Holdings Co., Ltd.	6,600	23,035
	Maruzen Showa Unyu Co., Ltd.	5,300	124,276
	Marvelous, Inc.	9,000	44,861
	Matching Service Japan Co., Ltd.	1,600	11,057
	Matsuda Sangyo Co., Ltd.	4,800	58,717
	Matsumotokiyoshi Holdings Co., Ltd.	18,800	647,070
	Matsuyafoods Holdings Co., Ltd.	4,400	158,001

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maxell Holdings, Ltd.	24,600	$226,305
	Maxvalu Tokai Co., Ltd.	3,300	68,398
	Mazda Motor Corp.	93,400	528,023
	McDonald’s Holdings Co. Japan, Ltd.	1,300	63,565
	MCJ Co., Ltd.	40,300	267,349
	Mebuki Financial Group, Inc.	247,980	520,922
	MEC Co., Ltd.	2,400	36,056
	Media Do Holdings Co., Ltd.	2,500	95,825
	Medical Data Vision Co., Ltd.	6,700	47,028
	Medical System Network Co., Ltd.	16,100	68,314
	Medipal Holdings Corp.	14,200	273,934
	Medius Holdings Co., Ltd.	4,900	42,148
	Megachips Corp.	7,400	111,262
	Megmilk Snow Brand Co., Ltd.	22,000	501,964
	Meidensha Corp.	20,400	316,258
	Meiji Electric Industries Co., Ltd.	2,100	24,621
	MEIJI Holdings Co., Ltd.	14,274	991,383
	Meiji Shipping Co., Ltd.	7,600	25,827
	Meiko Electronics Co., Ltd.	15,900	206,313
	Meiko Network Japan Co., Ltd.	4,900	35,602
	Meisei Industrial Co., Ltd.	10,000	72,741
	Meitec Corp.	10,600	468,035
	Meiwa Corp.	10,000	44,777
	Meiwa Estate Co., Ltd.	4,600	18,651
	Members Co., Ltd.	600	7,942
	Menicon Co., Ltd.	13,200	572,880
	Mercuria Investment Co., Ltd.	3,900	20,396
	Mesco, Inc.	1,800	10,706
	Metaps, Inc.	1,100	6,081
	METAWATER Co., Ltd.	4,700	186,911
	Michinoku Bank, Ltd. (The)	8,200	83,532
	Micronics Japan Co., Ltd.	4,700	37,536
	Mie Kotsu Group Holdings, Inc.	30,000	133,546
	Mikuni Corp.	11,600	26,761
	Milbon Co., Ltd.	6,992	306,889
	Mimaki Engineering Co., Ltd.	8,800	33,191
	Mimasu Semiconductor Industry Co., Ltd.	11,000	212,990
	Minebea Mitsumi, Inc.	85,575	1,391,380
	Ministop Co., Ltd.	11,000	151,770
	Miraca Holdings, Inc.	28,200	706,115
	Mirait Holdings Corp.	30,590	395,155
	Miroku Jyoho Service Co., Ltd.	6,800	171,465
	MISUMI Group, Inc.	19,500	463,191
	Mitachi Co., Ltd.	1,300	7,222
	Mitani Corp.	3,700	216,841
	Mitani Sangyo Co., Ltd.	12,500	43,061
	Mitani Sekisan Co., Ltd.	1,200	53,511
	Mito Securities Co., Ltd.	17,500	31,187
*	Mitsuba Corp.	35,400	148,771
	Mitsubishi Chemical Holdings Corp.	434,200	2,467,817
	Mitsubishi Corp.	91,900	1,949,014
	Mitsubishi Electric Corp.	124,300	1,529,467
	Mitsubishi Estate Co., Ltd.	15,600	252,379
	Mitsubishi Gas Chemical Co., Inc.	46,500	569,664
	Mitsubishi Heavy Industries, Ltd.	54,150	1,388,602
	Mitsubishi Kakoki Kaisha, Ltd.	2,100	31,704
	Mitsubishi Logisnext Co., Ltd.	17,600	163,730
	Mitsubishi Logistics Corp.	15,300	337,811
	Mitsubishi Materials Corp.	33,300	682,062

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Motors Corp.	105,100	$297,841
	Mitsubishi Paper Mills, Ltd.	14,500	51,219
	Mitsubishi Pencil Co., Ltd.	4,900	61,327
	Mitsubishi Research Institute, Inc.	3,000	101,658
	Mitsubishi Shokuhin Co., Ltd.	4,300	108,519
	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	37,359
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	300,587	1,199,342
	Mitsubishi UFJ Financial Group, Inc.	623,500	2,518,940
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	881,472
	Mitsuboshi Belting, Ltd.	9,000	123,230
	Mitsui Chemicals, Inc.	49,600	973,799
*	Mitsui E&S Holdings Co., Ltd.	34,500	194,922
	Mitsui Fudosan Co., Ltd.	45,900	843,961
	Mitsui High-Tec, Inc.	5,900	66,104
	Mitsui Matsushima Holdings Co., Ltd.	5,600	43,444
	Mitsui Mining & Smelting Co., Ltd.	36,800	686,585
	Mitsui OSK Lines, Ltd.	38,782	672,661
	Mitsui Sugar Co., Ltd.	6,700	133,674
	Mitsui-Soko Holdings Co., Ltd.	13,100	177,486
	Miura Co., Ltd.	3,200	132,037
	Miyaji Engineering Group, Inc.	3,100	46,061
	Miyazaki Bank, Ltd. (The)	5,500	118,572
	Miyoshi Oil & Fat Co., Ltd.	3,300	32,895
	Mizuho Financial Group, Inc.	1,644,255	1,914,602
	Mizuho Leasing Co., Ltd.	16,100	309,538
	Mizuno Corp.	6,800	117,969
	Mobile Factory, Inc.	2,000	18,299
	Mochida Pharmaceutical Co., Ltd.	3,800	148,678
	Modec, Inc.	6,600	93,516
	Molitec Steel Co., Ltd.	2,700	7,089
	Monex Group, Inc.	79,000	154,816
	Monogatari Corp. (The)	2,400	142,770
	MonotaRO Co., Ltd.	24,800	796,859
	MORESCO Corp.	5,600	46,134
	Morinaga & Co., Ltd.	9,800	402,733
	Morinaga Milk Industry Co., Ltd.	21,700	841,049
	Morita Holdings Corp.	11,100	170,574
	Morito Co., Ltd.	7,000	43,207
	Morningstar Japan KK	3,000	9,909
	Morozoff, Ltd.	900	45,688
	Mory Industries, Inc.	2,300	50,019
	MrMax Holdings, Ltd.	10,700	41,642
	MS&AD Insurance Group Holdings, Inc.	34,513	994,322
	MTI, Ltd.	15,100	77,405
	Mugen Estate Co., Ltd.	8,500	36,830
	Murata Manufacturing Co., Ltd.	53,639	3,022,395
	Musashi Seimitsu Industry Co., Ltd.	34,100	276,091
	Musashino Bank, Ltd. (The)	10,600	133,505
	N Field Co., Ltd.	3,400	13,655
	Nabtesco Corp.	22,900	655,291
	NAC Co., Ltd.	8,800	68,299
	Nachi-Fujikoshi Corp.	10,700	309,449
	Nadex Co., Ltd.	500	3,067
	Nafco Co., Ltd.	3,600	39,301
	Nagano Bank, Ltd. (The)	3,600	38,522
	Nagano Keiki Co., Ltd.	3,700	26,836
	Nagase & Co., Ltd.	41,200	495,580
	Nagatanien Holdings Co., Ltd.	4,100	84,319
	Nagawa Co., Ltd.	1,800	124,967

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagoya Railroad Co., Ltd.	24,400	$698,234
	Naigai Trans Line, Ltd.	1,700	17,604
	Nakabayashi Co., Ltd.	9,900	51,399
	Nakamuraya Co., Ltd.	1,192	42,973
	Nakanishi, Inc.	10,100	137,834
	Nakayama Steel Works, Ltd.	9,500	33,272
	Nakayamafuku Co., Ltd.	2,200	9,589
	Nankai Electric Railway Co., Ltd.	20,800	464,342
	Nanto Bank, Ltd. (The)	13,300	278,933
	Narasaki Sangyo Co., Ltd.	1,200	19,602
	Natori Co., Ltd.	2,300	36,711
	NEC Capital Solutions, Ltd.	5,500	95,699
	NEC Corp.	40,900	1,569,529
	NEC Networks & System Integration Corp.	6,400	275,404
	NET One Systems Co., Ltd.	30,700	885,005
	Neturen Co., Ltd.	14,800	80,283
	New Japan Chemical Co., Ltd.	8,500	13,543
	Nexon Co., Ltd.	26,100	421,410
	Nextage Co., Ltd.	10,700	72,168
	Nexyz Group Corp.	1,800	16,713
	NF Corp.	1,100	16,620
	NFC Holdings, Inc.	600	10,159
	NGK Insulators, Ltd.	55,900	731,330
	NGK Spark Plug Co., Ltd.	48,200	721,660
	NH Foods, Ltd.	14,200	504,043
	NHK Spring Co., Ltd.	88,200	583,600
	Nicca Chemical Co., Ltd.	1,000	8,082
*	Nice Corp.	2,400	18,641
	Nichias Corp.	38,800	771,342
	Nichiban Co., Ltd.	2,500	34,938
	Nichicon Corp.	15,200	100,174
	Nichiden Corp.	5,800	110,494
	Nichiha Corp.	16,100	294,097
	NichiiGakkan Co., Ltd.	27,000	270,902
	Nichi-iko Pharmaceutical Co., Ltd.	26,000	338,048
	Nichimo Co., Ltd.	700	11,167
	Nichirei Corp.	20,200	505,317
	Nichirin Co., Ltd.	5,330	61,280
	Nidec Corp.	14,036	817,116
	Nidec Corp., Sponsored ADR	17,268	257,293
	Nifco, Inc.	28,400	548,369
	Nihon Chouzai Co., Ltd.	10,120	167,414
*	Nihon Dempa Kogyo Co., Ltd.	9,800	37,479
	Nihon Denkei Co., Ltd.	2,400	23,610
	Nihon Flush Co., Ltd.	4,600	51,573
	Nihon House Holdings Co., Ltd.	21,800	56,098
	Nihon Kohden Corp.	14,100	504,351
	Nihon M&A Center, Inc.	24,400	795,986
	Nihon Nohyaku Co., Ltd.	10,800	43,218
	Nihon Parkerizing Co., Ltd.	10,200	104,381
	Nihon Plast Co., Ltd.	7,300	29,434
	Nihon Tokushu Toryo Co., Ltd.	5,200	41,483
	Nihon Unisys, Ltd.	31,700	916,792
	Nihon Yamamura Glass Co., Ltd.	3,300	25,508
	Nikkato Corp.	3,000	16,829
	Nikkiso Co., Ltd.	25,800	200,749
	Nikkon Holdings Co., Ltd.	23,900	464,078
	Nikon Corp.	41,900	389,746
	Nintendo Co., Ltd.	1,700	701,971

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippi, Inc.	1,200	$37,462
	Nippo Corp.	17,000	382,306
	Nippon Air Conditioning Services Co., Ltd.	7,000	46,117
	Nippon Aqua Co., Ltd.	4,000	21,953
	Nippon Carbide Industries Co., Inc.	3,200	31,230
	Nippon Carbon Co., Ltd.	5,900	180,939
	Nippon Chemical Industrial Co., Ltd.	3,000	62,517
	Nippon Chemi-Con Corp.	5,500	62,034
	Nippon Chemiphar Co., Ltd.	1,700	40,680
	Nippon Coke & Engineering Co., Ltd.	81,900	42,314
	Nippon Commercial Development Co., Ltd.	5,300	67,750
	Nippon Concept Corp.	2,900	39,602
	Nippon Concrete Industries Co., Ltd.	17,800	41,449
	Nippon Denko Co., Ltd.	52,200	71,988
	Nippon Densetsu Kogyo Co., Ltd.	14,800	288,466
	Nippon Dry-Chemical Co., Ltd.	1,400	18,049
	Nippon Electric Glass Co., Ltd.	35,600	518,611
	Nippon Express Co., Ltd.	22,800	1,113,600
	Nippon Filcon Co., Ltd.	7,300	35,444
	Nippon Flour Mills Co., Ltd.	11,600	182,609
	Nippon Gas Co., Ltd.	21,300	702,450
	Nippon Kayaku Co., Ltd.	37,300	360,839
*	Nippon Kinzoku Co., Ltd.	2,600	15,188
	Nippon Kodoshi Corp.	3,900	30,715
	Nippon Koei Co., Ltd.	6,300	180,337
*	Nippon Koshuha Steel Co., Ltd.	4,600	15,569
	Nippon Light Metal Holdings Co., Ltd.	359,000	565,395
	Nippon Paint Holdings Co., Ltd.	3,200	184,945
	Nippon Paper Industries Co., Ltd.	44,100	629,765
	Nippon Parking Development Co., Ltd., Class C	73,000	88,116
	Nippon Pillar Packing Co., Ltd.	10,000	126,713
	Nippon Piston Ring Co., Ltd.	3,700	40,387
	Nippon Road Co., Ltd. (The)	3,100	186,946
	Nippon Seisen Co., Ltd.	1,400	38,489
*	Nippon Sharyo, Ltd.	4,700	120,246
*	Nippon Sheet Glass Co., Ltd.	68,800	217,635
	Nippon Shokubai Co., Ltd.	8,100	382,533
	Nippon Signal Co., Ltd.	11,700	108,771
	Nippon Soda Co., Ltd.	9,600	246,314
	Nippon Steel Corp.	94,378	794,065
	Nippon Steel Trading Corp.	6,152	193,820
	Nippon Suisan Kaisha, Ltd.	177,500	789,779
	Nippon Systemware Co., Ltd.	3,100	57,766
	Nippon Telegraph & Telephone Corp.	61,200	1,393,747
	Nippon Thompson Co., Ltd.	27,900	96,337
	Nippon Tungsten Co., Ltd.	800	13,073
	Nippon Yakin Kogyo Co., Ltd.	7,650	117,448
	Nippon Yusen K.K.	42,900	564,715
	Nipro Corp.	80,100	895,890
	Nishimatsu Construction Co., Ltd.	20,800	393,864
	Nishimoto Co., Ltd.	400	6,720
	Nishi-Nippon Financial Holdings, Inc.	54,600	318,650
	Nishi-Nippon Railroad Co., Ltd.	17,900	438,142
	Nishio Rent All Co., Ltd.	12,300	253,268
	Nissan Chemical Corp.	20,700	794,231
	Nissan Motor Co., Ltd.	423,500	1,441,505
	Nissan Shatai Co., Ltd.	26,000	208,141
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	23,853
	Nissei ASB Machine Co., Ltd.	3,100	83,425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Nissei Plastic Industrial Co., Ltd.	5,800	$53,090
Nissha Co., Ltd.	15,900	116,117
Nisshin Oillio Group, Ltd. (The)	7,200	236,779
Nisshin Seifun Group, Inc.	3,930	61,065
Nisshinbo Holdings, Inc.	63,155	440,334
Nissin Corp.	6,100	89,621
Nissin Electric Co., Ltd.	12,000	111,476
Nissin Foods Holdings Co., Ltd.	100	8,220
Nitori Holdings Co., Ltd.	3,700	567,120
Nitta Corp.	8,800	157,469
Nitta Gelatin, Inc.	6,300	40,270
Nittan Valve Co., Ltd.	9,600	17,686
Nitto Denko Corp.	32,100	1,603,505
Nitto Fuji Flour Milling Co., Ltd.	700	38,438
Nitto Kogyo Corp.	8,600	144,882
Nitto Seiko Co., Ltd.	14,400	63,499
Nittoc Construction Co., Ltd.	12,900	84,517
Noda Corp.	5,400	30,687
Noevir Holdings Co., Ltd.	5,300	248,273
NOF Corp.	15,500	513,619
Nohmi Bosai, Ltd.	8,400	169,070
Nojima Corp.	18,900	327,594
NOK Corp.	25,900	301,628
Nomura Co., Ltd.	27,900	211,351
Nomura Holdings, Inc.	139,000	576,796
Nomura Holdings, Inc., Sponsored ADR	102,675	425,074
Nomura Real Estate Holdings, Inc.	39,600	643,906
Nomura Research Institute, Ltd.	15,079	369,149
Noritake Co., Ltd.	3,800	124,452
Noritsu Koki Co., Ltd.	7,300	84,226
Noritz Corp.	14,100	156,856
North Pacific Bank, Ltd.	108,400	194,179
Nozawa Corp.	3,700	18,783
NS Solutions Corp.	11,300	285,434
NS Tool Co., Ltd.	1,600	39,301
NS United Kaiun Kaisha, Ltd.	5,700	76,137
NSD Co., Ltd.	17,260	244,407
NSK, Ltd.	121,600	841,672
NTN Corp.	253,500	486,221
NTT Data Corp.	73,200	746,945
NTT DOCOMO, Inc.	138,800	4,090,606
Oat Agrio Co., Ltd.	1,400	13,127
Obara Group, Inc.	6,600	171,001
Obayashi Corp.	227,700	1,990,234
OBIC Business Consultants Co., Ltd.	700	31,300
Obic Co., Ltd.	1,800	270,111
Odakyu Electric Railway Co., Ltd.	27,100	597,618
Oenon Holdings, Inc.	26,500	95,814
Ogaki Kyoritsu Bank, Ltd. (The)	15,000	306,064
Ohara, Inc.	3,000	25,440
Ohba Co., Ltd.	4,400	24,479
Ohsho Food Service Corp.	4,800	255,365
Oiles Corp.	9,184	118,791
Oita Bank, Ltd. (The)	13,100	260,960
Oji Holdings Corp.	328,700	1,668,972
Okabe Co., Ltd.	18,500	129,848
Okada Aiyon Corp.	1,200	9,629
Okamoto Industries, Inc.	3,600	144,423
Okamoto Machine Tool Works, Ltd.	2,400	51,750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamura Corp.	25,300	$182,845
	Okasan Securities Group, Inc.	69,800	211,079
	Oki Electric Industry Co., Ltd.	55,700	535,780
	Okinawa Cellular Telephone Co.	5,100	194,745
	Okinawa Electric Power Co., Inc. (The)	12,843	234,205
*	OKK Corp.	4,700	20,268
	OKUMA Corp.	8,600	324,261
	Okura Industrial Co., Ltd.	4,100	59,691
	Okuwa Co., Ltd.	12,300	167,318
	Olympic Group Corp.	4,500	27,405
	Olympus Corp.	118,200	1,875,464
	Omron Corp.	9,600	563,857
	Ono Pharmaceutical Co., Ltd.	5,000	120,462
	ONO Sokki Co., Ltd.	2,500	11,334
	Onoken Co., Ltd.	7,900	84,080
	Onward Holdings Co., Ltd.	42,600	133,282
*	Open Door, Inc.	4,800	42,556
	Open House Co., Ltd.	25,600	558,031
	Optex Group Co., Ltd.	8,600	97,902
	Oracle Corp.	4,500	463,266
	Organo Corp.	3,300	175,272
	Orient Corp.	216,900	248,089
	Oriental Land Co., Ltd.	4,800	606,937
	Origin Co., Ltd.	2,800	37,715
	Osaka Gas Co., Ltd.	24,200	450,648
	Osaka Organic Chemical Industry, Ltd.	7,300	116,706
	Osaka Soda Co., Ltd.	7,400	168,827
*	OSAKA Titanium Technologies Co., Ltd.	3,000	26,049
	Osaki Electric Co., Ltd.	15,500	74,518
	OSG Corp.	37,700	489,799
	OSJB Holdings Corp.	30,800	66,193
	Otsuka Corp.	7,200	325,999
	Otsuka Holdings Co., Ltd.	6,400	251,546
	OUG Holdings, Inc.	1,000	24,582
	Outsourcing, Inc.	46,600	220,293
	Ozu Corp.	800	13,949
	Pacific Industrial Co., Ltd.	19,700	166,940
	Pack Corp. (The)	3,600	113,921
	PAL GROUP Holdings Co., Ltd.	12,800	149,730
	PALTAC Corp.	1,650	86,170
	Paltek Corp.	3,000	11,116
	Pan Pacific International Holdings Corp.	25,600	495,966
	Panasonic Corp.	420,044	3,201,989
	PAPYLESS Co., Ltd.	1,100	21,096
	Paraca, Inc.	2,400	34,840
	Paramount Bed Holdings Co., Ltd.	6,200	255,773
	Park24 Co., Ltd.	25,900	406,655
	Parker Corp.	4,000	14,715
	Pasco Corp.	2,400	33,449
	Pasona Group, Inc.	11,300	112,233
	PC Depot Corp.	11,820	59,156
	PCI Holdings, Inc.	1,000	7,983
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	25,022
	Penta-Ocean Construction Co., Ltd.	186,200	940,660
	Pepper Food Service Co., Ltd.	3,600	15,658
*	PeptiDream, Inc.	15,400	574,399
	Persol Holdings Co., Ltd.	23,000	264,518
	Phil Co., Inc.	1,600	41,102
	PIA Corp.	1,300	35,386

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pickles Corp.	1,900	$39,641
	Pigeon Corp.	19,100	680,148
	Pilot Corp.	9,400	314,925
	Piolax, Inc.	9,800	145,899
	Plenus Co., Ltd.	4,600	75,343
	Pola Orbis Holdings, Inc.	9,600	171,316
	Poletowin Pitcrew Holdings, Inc.	19,800	163,576
	Press Kogyo Co., Ltd.	46,100	113,621
	Pressance Corp.	13,400	137,140
	Prestige International, Inc.	29,200	228,085
	Prima Meat Packers, Ltd.	21,800	494,305
	Pronexus, Inc.	1,200	12,057
	Pro-Ship, Inc.	1,000	10,531
	Proto Corp.	12,200	108,976
	PS Mitsubishi Construction Co., Ltd.	19,300	94,720
	Punch Industry Co., Ltd.	11,100	35,628
	Qol Holdings Co., Ltd.	15,600	172,473
	Quick Co., Ltd.	4,000	38,019
	Raccoon Holdings, Inc.	3,200	19,131
	Raito Kogyo Co., Ltd.	21,500	267,380
	Raiznext Corp.	9,900	109,540
	Rakus Co., Ltd.	12,500	198,007
	Rakuten, Inc.	94,800	803,831
	Rasa Corp.	2,600	20,016
	Rasa Industries, Ltd.	4,600	53,071
	Raysum Co., Ltd.	4,300	35,595
	Recruit Holdings Co., Ltd.	114,400	3,337,184
	Relia, Inc.	12,300	129,656
	Relo Group, Inc.	26,000	563,222
	Renaissance, Inc.	4,600	43,001
*	Renesas Electronics Corp.	126,900	670,086
	Rengo Co., Ltd.	87,400	680,905
*	RENOVA, Inc.	2,500	25,108
*	Renown, Inc.	28,700	20,641
	Resona Holdings, Inc.	286,369	894,340
	Resorttrust, Inc.	42,500	435,743
	Restar Holdings Corp.	5,000	80,642
	Retail Partners Co., Ltd.	5,900	69,236
	Rheon Automatic Machinery Co., Ltd.	1,200	13,575
	Riberesute Corp.	3,100	23,014
	Ricoh Co., Ltd.	123,281	840,343
	Ricoh Leasing Co., Ltd.	7,700	204,975
	Ride On Express Holdings Co., Ltd.	5,800	80,059
	Right On Co., Ltd.	7,700	33,768
	Riken Corp.	3,400	90,697
	Riken Keiki Co., Ltd.	4,200	80,869
	Riken Technos Corp.	17,100	70,068
	Riken Vitamin Co., Ltd.	4,800	92,284
	Ringer Hut Co., Ltd.	6,500	130,183
	Rinnai Corp.	1,400	106,044
	Rion Co., Ltd.	3,100	63,942
*	Riso Kagaku Corp.	7,360	98,804
	Riso Kyoiku Co., Ltd.	43,200	102,635
	Rock Field Co., Ltd.	2,300	27,847
	Rohm Co., Ltd.	8,100	512,113
	Rohto Pharmaceutical Co., Ltd.	13,600	395,700
	Rokko Butter Co., Ltd.	7,500	99,384
	Roland DG Corp.	8,000	98,195
	Rorze Corp.	4,500	185,149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Round One Corp.	44,800	$366,846
	Royal Holdings Co., Ltd.	14,600	240,495
	RS Technologies Co., Ltd.	3,200	77,087
	Ryobi, Ltd.	13,700	161,419
	Ryoden Corp.	6,900	84,960
	Ryohin Keikaku Co., Ltd.	44,000	523,666
	Ryosan Co., Ltd.	8,200	179,316
	S Foods, Inc.	4,500	95,023
	S LINE Co., Ltd.	1,300	11,712
	Sac’s Bar Holdings, Inc.	9,350	47,969
	Sagami Rubber Industries Co., Ltd.	2,000	30,630
	Saibu Gas Co., Ltd.	10,200	252,947
	Saizeriya Co., Ltd.	13,800	273,557
	Sakai Chemical Industry Co., Ltd.	6,400	107,223
	Sakai Heavy Industries, Ltd.	1,600	30,806
	Sakai Moving Service Co., Ltd.	5,700	299,748
	Sakata INX Corp.	16,700	149,122
	Sakura Internet, Inc.	9,500	50,151
	Sala Corp.	28,100	147,959
	SAMTY Co., Ltd.	9,500	122,900
	San Holdings, Inc.	3,200	38,064
	San ju San Financial Group, Inc.	6,990	99,656
	San-A Co., Ltd.	4,400	177,259
	San-Ai Oil Co., Ltd.	27,500	279,191
*	Sanden Holdings Corp.	12,700	40,694
	Sanei Architecture Planning Co., Ltd.	6,800	75,446
	Sangetsu Corp.	5,000	74,415
	San-In Godo Bank, Ltd. (The)	62,700	328,912
	Sanix, Inc.	10,700	29,800
	Sanken Electric Co., Ltd.	18,100	377,233
	Sanki Engineering Co., Ltd.	20,500	231,153
	Sanko Gosei, Ltd.	4,800	12,838
	Sanko Metal Industrial Co., Ltd.	1,200	23,570
	Sankyo Co., Ltd.	10,200	280,056
	Sankyo Frontier Co., Ltd.	1,000	29,323
	Sankyo Tateyama, Inc.	9,600	79,133
	Sankyu, Inc.	18,800	722,443
	Sanoh Industrial Co., Ltd.	12,800	82,743
	Sanoyas Holdings Corp.	8,700	12,342
	Sansei Technologies, Inc.	1,000	5,429
	Sansha Electric Manufacturing Co., Ltd.	6,400	32,117
	Sanshin Electronics Co., Ltd.	4,300	59,893
	Santen Pharmaceutical Co., Ltd.	21,600	382,355
	Sanwa Holdings Corp.	66,200	513,693
	Sanyo Chemical Industries, Ltd.	6,400	252,127
	Sanyo Denki Co., Ltd.	1,700	74,675
	Sanyo Electric Railway Co., Ltd.	5,500	108,539
	Sanyo Special Steel Co., Ltd.	10,100	88,191
	Sanyo Trading Co., Ltd.	11,800	94,605
	Sapporo Holdings, Ltd.	39,500	751,930
	Sato Holdings Corp.	14,500	298,175
	Sato Shoji Corp.	5,900	44,439
	Satori Electric Co., Ltd.	7,500	57,148
	Sawada Holdings Co., Ltd.	8,500	71,010
	Sawai Pharmaceutical Co., Ltd.	19,000	1,037,482
	Saxa Holdings, Inc.	2,300	36,636
	SB Technology Corp.	5,200	129,106
	SBI Holdings, Inc.	63,730	1,190,306
	SBS Holdings, Inc.	14,000	236,738

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Scala, Inc.	9,000	$42,224
	SCREEN Holdings Co., Ltd.	4,000	193,196
	Scroll Corp.	14,700	44,298
	SCSK Corp.	6,100	276,143
	SEC Carbon, Ltd.	600	35,535
	Secom Co., Ltd.	6,900	574,213
	Seed Co., Ltd.	9,000	67,482
	Seibu Holdings, Inc.	54,500	653,845
	Seika Corp.	4,300	44,731
	Seikagaku Corp.	7,800	77,259
	Seikitokyu Kogyo Co., Ltd.	20,100	149,146
	Seiko Epson Corp.	80,000	908,446
	Seiko Holdings Corp.	15,600	259,015
	Seiko PMC Corp.	2,100	12,743
	Seino Holdings Co., Ltd.	37,400	445,250
	Seiren Co., Ltd.	20,800	246,271
	Sekisui Chemical Co., Ltd.	98,300	1,245,864
	Sekisui House, Ltd.	62,600	1,073,885
	Sekisui Plastics Co., Ltd.	11,000	61,545
	Senko Group Holdings Co., Ltd.	64,400	524,850
	Senshu Electric Co., Ltd.	3,900	90,228
	Senshu Ikeda Holdings, Inc.	87,240	136,188
	Senshukai Co., Ltd.	13,800	44,952
	Seria Co., Ltd.	14,500	471,255
	Seven & I Holdings Co., Ltd.	117,900	3,904,500
	Seven Bank, Ltd.	210,600	570,897
	SFP Holdings Co., Ltd.	5,100	63,453
	Sharp Corp.	27,500	302,722
	Shibaura Electronics Co., Ltd.	4,300	93,042
	Shibaura Machine Co., Ltd.	10,500	206,566
	Shibaura Mechatronics Corp.	1,700	42,690
	Shibusawa Warehouse Co., Ltd. (The)	3,000	62,418
	Shibuya Corp.	6,800	167,362
	Shidax Corp.	4,300	10,653
*	SHIFT, Inc.	300	25,067
	Shiga Bank, Ltd. (The)	16,800	395,694
	Shikibo, Ltd.	5,500	54,271
	Shikoku Bank, Ltd. (The)	13,300	103,227
	Shikoku Chemicals Corp.	10,100	102,609
	Shikoku Electric Power Co., Inc.	41,200	318,459
	Shima Seiki Manufacturing, Ltd.	10,700	161,045
	Shimachu Co., Ltd.	16,300	407,074
	Shimadzu Corp.	15,400	383,520
	Shimamura Co., Ltd.	6,900	435,020
*	Shimane Bank, Ltd. (The)	1,200	5,417
	Shimano, Inc.	2,400	353,653
	Shimizu Bank, Ltd. (The)	13,500	227,636
	Shimizu Corp.	167,600	1,287,178
	Shimojima Co., Ltd.	1,700	19,560
	Shin Nippon Air Technologies Co., Ltd.	4,800	99,690
	Shinagawa Refractories Co., Ltd.	2,700	54,833
	Shindengen Electric Manufacturing Co., Ltd.	2,200	50,726
	Shin-Etsu Chemical Co., Ltd.	31,400	3,463,482
	Shin-Etsu Polymer Co., Ltd.	21,700	169,182
	Shinko Electric Industries Co., Ltd.	17,200	214,693
	Shinko Shoji Co., Ltd.	17,100	137,899
	Shinmaywa Industries, Ltd.	30,600	310,779
	Shinnihon Corp.	17,200	122,436
	Shinoken Group Co., Ltd.	20,000	147,998

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Shinsei Bank, Ltd.	33,300	$401,695
	Shinsho Corp.	2,400	40,321
	Shionogi & Co., Ltd.	10,000	552,275
	Ship Healthcare Holdings, Inc.	18,000	814,083
	Shiseido Co., Ltd.	32,900	1,934,296
	Shizuki Electric Co., Inc.	4,900	21,274
	Shizuoka Bank, Ltd. (The)	72,800	441,985
	Shizuoka Gas Co., Ltd.	29,100	261,488
	SHO-BOND Holdings Co., Ltd.	2,800	112,373
	Shoei Co., Ltd.	8,800	167,404
	Shoei Foods Corp.	4,400	160,351
	Shofu, Inc.	3,400	50,492
	Shoko Co., Ltd.	4,400	23,899
	Showa Corp.	32,700	687,122
	Showa Denko K.K.	69,600	1,523,400
	Showa Sangyo Co., Ltd.	8,600	257,541
	Showa Shinku Co., Ltd.	800	9,480
	Sigma Koki Co., Ltd.	900	9,333
	SIGMAXYZ, Inc.	2,500	35,248
	Siix Corp.	15,800	128,681
	Sinanen Holdings Co., Ltd.	3,600	92,191
	Sinfonia Technology Co., Ltd.	14,500	137,309
	Sinko Industries, Ltd.	8,600	111,693
	SK-Electronics Co., Ltd.	5,300	52,034
	SKY Perfect JSAT Holdings, Inc.	72,000	270,674
	Skylark Holdings Co., Ltd.	58,400	863,239
	SMC Corp.	500	226,011
	SMK Corp.	2,800	66,883
	SMS Co., Ltd.	24,800	540,549
	Snow Peak, Inc.	1,000	7,202
	Soda Nikka Co., Ltd.	9,000	49,989
	Sodick Co., Ltd.	15,700	108,208
	SoftBank Group Corp.	315,992	13,544,239
	Softbrain Co., Ltd.	13,800	59,405
	Softcreate Holdings Corp.	4,200	71,603
	Software Service, Inc.	800	75,229
	Sohgo Security Services Co., Ltd.	6,900	329,144
	Sojitz Corp.	265,800	615,151
	Soken Chemical & Engineering Co., Ltd.	2,700	27,112
	Solasto Corp.	16,200	165,010
	Soliton Systems K.K.	3,000	37,517
	Sompo Holdings, Inc.	23,475	761,424
	Sony Corp.	88,100	5,669,594
	Sony Corp., Sponsored ADR	50,818	3,265,056
	Sony Financial Holdings, Inc.	22,600	428,420
	Sotetsu Holdings, Inc.	14,400	369,225
	Space Co., Ltd.	2,820	27,282
	Space Value Holdings Co., Ltd.	17,900	56,468
	Sparx Group Co., Ltd.	45,200	72,353
	SPK Corp.	2,400	28,968
	S-Pool, Inc.	8,400	57,404
	Square Enix Holdings Co., Ltd.	8,900	364,776
	SRA Holdings	5,600	111,716
	St Marc Holdings Co., Ltd.	9,100	151,946
	Stanley Electric Co., Ltd.	33,600	765,553
	Star Mica Holdings Co., Ltd.	2,700	36,839
	Star Micronics Co., Ltd.	24,100	266,063
	Starts Corp., Inc.	21,200	410,117
	Starzen Co., Ltd.	2,500	102,058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St-Care Holding Corp.	4,900	$18,436
	Stella Chemifa Corp.	4,900	106,857
	Step Co., Ltd.	1,700	21,767
	Strike Co., Ltd.	3,700	149,623
	Studio Alice Co., Ltd.	6,500	87,514
	Subaru Corp.	60,200	1,204,873
	Sugi Holdings Co., Ltd.	5,300	319,601
	Sugimoto & Co., Ltd.	4,100	65,746
	SUMCO Corp.	75,600	1,076,324
	Sumida Corp.	16,700	108,634
	Suminoe Textile Co., Ltd.	2,900	47,958
	Sumitomo Bakelite Co., Ltd.	10,800	278,949
	Sumitomo Chemical Co., Ltd.	445,455	1,366,300
	Sumitomo Corp.	81,800	925,337
	Sumitomo Dainippon Pharma Co., Ltd.	13,300	184,014
	Sumitomo Densetsu Co., Ltd.	8,200	170,683
	Sumitomo Electric Industries, Ltd.	169,700	1,745,949
	Sumitomo Forestry Co., Ltd.	82,800	1,022,920
	Sumitomo Heavy Industries, Ltd.	53,200	1,121,146
	Sumitomo Metal Mining Co., Ltd.	36,800	917,168
	Sumitomo Mitsui Construction Co., Ltd.	126,320	521,241
	Sumitomo Mitsui Financial Group, Inc.	94,083	2,474,122
	Sumitomo Mitsui Trust Holdings, Inc.	23,544	685,524
	Sumitomo Osaka Cement Co., Ltd.	17,600	572,722
*	Sumitomo Precision Products Co., Ltd.	1,200	24,537
	Sumitomo Realty & Development Co., Ltd.	48,000	1,285,562
	Sumitomo Riko Co., Ltd.	21,900	117,119
	Sumitomo Rubber Industries, Ltd.	96,134	933,124
	Sumitomo Seika Chemicals Co., Ltd.	5,700	156,344
	Sun Frontier Fudousan Co., Ltd.	23,300	185,096
	Suncall Corp.	8,000	28,612
	Sundrug Co., Ltd.	11,600	397,166
	Suntory Beverage & Food, Ltd.	12,300	463,197
	Sun-Wa Technos Corp.	5,200	39,779
	Suruga Bank, Ltd.	11,300	39,264
	Suzuken Co., Ltd.	6,360	245,104
	Suzuki Co., Ltd.	4,800	32,203
	Suzuki Motor Corp.	46,100	1,471,293
	SWCC Showa Holdings Co., Ltd.	55,100	564,528
	Sysmex Corp.	17,200	1,188,300
	System Information Co., Ltd.	2,300	17,480
	System Research Co., Ltd.	2,400	33,770
	Systemsoft Corp.	9,400	6,510
	Systena Corp.	28,200	396,452
	Syuppin Co., Ltd.	9,000	60,540
	T Hasegawa Co., Ltd.	8,200	164,422
	T RAD Co., Ltd.	3,900	48,909
	T&D Holdings, Inc.	78,000	674,213
	T&K Toka Co., Ltd.	8,300	55,856
	Tachibana Eletech Co., Ltd.	6,120	84,106
	Tachikawa Corp.	5,200	52,852
	Tachi-S Co., Ltd.	11,000	96,238
	Tadano, Ltd.	37,100	282,990
	Taihei Dengyo Kaisha, Ltd.	5,300	108,409
	Taiheiyo Cement Corp.	54,922	1,078,175
	Taiheiyo Kouhatsu, Inc.	2,700	15,152
	Taiho Kogyo Co., Ltd.	6,900	33,196
	Taikisha, Ltd.	5,600	163,091
	Taiko Bank, Ltd. (The)	1,500	21,267

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Taisei Corp.	54,400	$1,695,762
Taisei Lamick Co., Ltd.	1,700	41,232
Taiyo Holdings Co., Ltd.	5,300	216,724
Taiyo Nippon Sanso Corp.	30,100	466,873
Taiyo Yuden Co., Ltd.	50,600	1,410,867
Takamatsu Construction Group Co., Ltd.	6,000	123,182
Takamatsu Machinery Co., Ltd.	600	3,164
Takamiya Co., Ltd.	11,200	43,786
Takaoka Toko Co., Ltd.	3,380	29,188
Takara Holdings, Inc.	3,800	27,965
Takara Leben Co., Ltd.	58,700	192,228
Takara Standard Co., Ltd.	14,500	213,694
Takasago International Corp.	5,000	105,998
Takasago Thermal Engineering Co., Ltd.	12,000	189,157
Takashima & Co., Ltd.	1,600	22,540
Takashimaya Co., Ltd.	46,600	421,132
Take And Give Needs Co., Ltd.	4,820	30,606
TAKEBISHI Corp.	3,900	49,376
Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,265	94,447
Takeda Pharmaceutical Co., Ltd.	51,008	1,839,422
Takeei Corp.	13,100	97,679
Takemoto Yohki Co., Ltd.	3,400	23,956
Takeuchi Manufacturing Co., Ltd.	18,800	270,177
Takihyo Co., Ltd.	2,500	37,550
Takisawa Machine Tool Co., Ltd.	2,300	23,693
Tama Home Co., Ltd.	10,000	116,063
Tamron Co., Ltd.	7,000	116,461
Tamura Corp.	28,000	114,800
Tanseisha Co., Ltd.	10,300	66,059
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	86,390
Tayca Corp.	6,500	90,780
Tazmo Co., Ltd.	3,000	32,759
Tbk Co., Ltd.	9,700	42,863
TDC Soft, Inc.	6,600	51,433
TDK Corp., Sponsored ADR	7,012	602,261
TDK Corp.	16,000	1,379,321
Tear Corp.	5,100	23,944
TechMatrix Corp.	5,700	142,415
Techno Smart Corp.	1,600	11,832
TechnoPro Holdings, Inc.	14,100	803,219
Teijin, Ltd.	93,700	1,494,303
Teikoku Electric Manufacturing Co., Ltd.	6,700	82,211
Tekken Corp.	4,900	96,857
Tenpos Holdings Co., Ltd.	800	14,137
Terasaki Electric Co., Ltd.	800	6,820
Terumo Corp.	52,000	1,725,495
T-Gaia Corp.	6,700	133,102
THK Co., Ltd.	29,900	714,754
TIS, Inc.	46,100	879,098
Toa Corp.	10,300	68,412
Toa Corp.	8,500	111,469
Toa Oil Co., Ltd.	2,500	41,001
TOA ROAD Corp.	2,400	64,656
Tobishima Corp.	10,210	101,063
Tobu Railway Co., Ltd.	15,700	532,545
TOC Co., Ltd.	15,400	95,561
Tocalo Co., Ltd.	33,200	326,858
Tochigi Bank, Ltd. (The)	40,300	58,140
Toda Corp.	65,000	377,591

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Toda Kogyo Corp.	2,100	$25,098
	Toei Animation Co., Ltd.	4,900	242,023
	Toei Co., Ltd.	600	74,521
	Toell Co., Ltd.	2,100	13,206
	Toenec Corp.	3,900	118,229
	Togami Electric Manufacturing Co., Ltd.	800	11,155
	Toho Bank, Ltd. (The)	68,800	160,181
	Toho Co., Ltd.	3,500	114,617
	Toho Co., Ltd.	3,800	61,036
	Toho Gas Co., Ltd.	10,800	530,654
	Toho Holdings Co., Ltd.	20,600	426,625
	Toho Titanium Co., Ltd.	20,600	116,647
*	Toho Zinc Co., Ltd.	3,600	43,946
	Tohoku Bank, Ltd. (The)	4,000	32,705
	Tohoku Electric Power Co., Inc.	37,800	355,773
	Tohto Suisan Co., Ltd.	1,300	33,859
	Tokai Carbon Co., Ltd.	86,100	712,018
	Tokai Corp.	7,200	186,342
	TOKAI Holdings Corp.	59,200	535,051
	Tokai Lease Co., Ltd.	200	2,194
	Tokai Rika Co., Ltd.	32,400	412,762
	Tokai Tokyo Financial Holdings, Inc.	103,700	220,330
	Tokio Marine Holdings, Inc.	21,200	994,613
	Tokushu Tokai Paper Co., Ltd.	4,200	158,413
	Tokuyama Corp.	45,600	962,160
*	Tokyo Base Co., Ltd.	6,600	17,691
	Tokyo Century Corp.	16,700	570,872
	Tokyo Dome Corp.	39,700	290,032
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	434,887
	Tokyo Electron Device, Ltd.	1,000	25,279
	Tokyo Electron, Ltd.	11,200	2,385,385
	Tokyo Energy & Systems, Inc.	12,200	82,473
	Tokyo Gas Co., Ltd.	28,000	614,486
	Tokyo Individualized Educational Institute, Inc.	2,600	13,033
	Tokyo Keiki, Inc.	5,500	38,414
	Tokyo Kiraboshi Financial Group, Inc.	11,413	111,061
	Tokyo Ohka Kogyo Co., Ltd.	8,900	382,779
	Tokyo Rakutenchi Co., Ltd.	1,000	37,498
*	Tokyo Rope Manufacturing Co., Ltd.	6,700	32,920
	Tokyo Sangyo Co., Ltd.	9,500	42,729
	Tokyo Seimitsu Co., Ltd.	16,500	533,723
	Tokyo Steel Manufacturing Co., Ltd.	39,000	248,301
	Tokyo Tatemono Co., Ltd.	68,900	774,890
	Tokyo Tekko Co., Ltd.	4,500	47,074
	Tokyo Theatres Co., Inc.	3,800	41,767
	Tokyotokeiba Co., Ltd.	5,600	184,538
	Tokyu Construction Co., Ltd.	55,100	284,852
	Tokyu Corp.	24,500	368,773
	Tokyu Fudosan Holdings Corp.	203,525	995,689
	Toli Corp.	21,200	50,271
	Tomato Bank, Ltd.	3,500	33,904
	Tomen Devices Corp.	1,600	57,168
	Tomoe Corp.	15,300	49,417
	Tomoe Engineering Co., Ltd.	3,600	63,202
*	Tomoegawa Co., Ltd.	1,400	11,233
	Tomoku Co., Ltd.	5,000	71,734
	TOMONY Holdings, Inc.	62,000	207,707
	Tomy Co., Ltd.	55,100	445,034
	Tonami Holdings Co., Ltd.	2,700	132,897

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Topcon Corp.	62,000	$509,072
	Topre Corp.	18,800	217,474
	Topy Industries, Ltd.	9,700	113,419
	Toray Industries, Inc.	261,400	1,198,442
	Toridoll Holdings Corp.	27,000	308,276
	Torikizoku Co., Ltd.	3,300	47,270
	Torishima Pump Manufacturing Co., Ltd.	8,300	56,524
	Tosei Corp.	21,800	211,566
	Toshiba Corp.	7,700	190,943
	Toshiba TEC Corp.	12,900	420,069
	Tosho Co., Ltd.	5,400	48,751
	Tosoh Corp.	123,000	1,503,273
	Totech Corp.	2,900	55,506
	Totetsu Kogyo Co., Ltd.	9,400	242,938
	TOTO, Ltd.	12,500	435,089
	Totoku Electric Co., Ltd.	1,700	38,743
	Tottori Bank, Ltd. (The)	4,000	41,713
	Tow Co., Ltd.	16,200	41,944
	Towa Bank, Ltd. (The)	17,500	108,234
	Towa Corp.	6,600	57,016
	Towa Pharmaceutical Co., Ltd.	15,000	309,259
	Toyo Construction Co., Ltd.	48,000	191,678
	Toyo Denki Seizo K.K	2,600	30,028
*	Toyo Engineering Corp.	13,700	47,934
	Toyo Ink SC Holdings Co., Ltd.	16,100	306,228
	Toyo Kanetsu K.K	4,300	76,155
	Toyo Logistics Co., Ltd.	6,800	20,911
	Toyo Machinery & Metal Co., Ltd.	7,600	28,544
	Toyo Securities Co., Ltd.	26,300	29,877
	Toyo Seikan Group Holdings, Ltd.	39,000	395,650
	Toyo Suisan Kaisha, Ltd.	1,600	76,939
	Toyo Tanso Co., Ltd.	5,500	75,532
	Toyo Tire Corp.	66,600	779,837
	Toyo Wharf & Warehouse Co., Ltd.	2,200	27,792
	Toyobo Co., Ltd.	46,200	538,175
	Toyoda Gosei Co., Ltd.	41,200	767,360
	Toyota Boshoku Corp.	37,500	468,180
	Toyota Motor Corp., Sponsored ADR	42,528	5,256,036
	Toyota Motor Corp.	290,520	17,961,971
	Toyota Tsusho Corp.	25,100	597,485
	TPR Co., Ltd.	14,100	164,596
*	Traders Holdings Co., Ltd.	15,600	14,486
	Trancom Co., Ltd.	4,800	317,920
	Transaction Co., Ltd.	4,200	37,781
	Treasure Factory Co., Ltd.	2,000	12,616
	Trend Micro, Inc.	20,700	1,050,149
	Tri Chemical Laboratories, Inc.	2,000	177,702
	Trusco Nakayama Corp.	14,600	315,835
	TS Tech Co., Ltd.	23,300	631,773
	Tsubaki Nakashima Co., Ltd.	23,900	167,724
	Tsubakimoto Chain Co.	13,300	311,519
	Tsubakimoto Kogyo Co., Ltd.	1,500	45,265
*	Tsudakoma Corp.	1,800	12,698
	Tsugami Corp.	27,000	233,204
	Tsukada Global Holdings, Inc.	10,100	33,531
	Tsukishima Kikai Co., Ltd.	9,600	108,157
	Tsukuba Bank, Ltd.	23,100	36,744
	Tsukui Corp.	36,700	150,085
	Tsumura & Co.	7,300	201,935

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsuruha Holdings, Inc.	5,200	$697,232
	Tsurumi Manufacturing Co., Ltd.	6,800	118,915
	Tv Tokyo Holdings Corp.	5,300	117,948
	UACJ Corp.	20,791	338,807
	Ube Industries, Ltd.	65,120	1,092,023
	Uchida Yoko Co., Ltd.	3,400	149,133
	Uchiyama Holdings Co., Ltd.	1,500	4,599
	Ulvac, Inc.	26,700	735,924
*	UMC Electronics Co., Ltd.	3,100	6,816
	Umenohana Co., Ltd.	500	6,080
	Unicharm Corp.	20,000	737,070
*	Uniden Holdings Corp.	1,400	24,614
	UNIMAT Retirement Community Co., Ltd.	2,100	20,498
	Union Tool Co.	2,100	53,338
	Unipres Corp.	24,400	213,975
	United Arrows, Ltd.	8,200	127,810
	United Super Markets Holdings, Inc.	26,300	258,435
	UNITED, Inc.	4,700	45,267
*	Unitika, Ltd.	39,400	118,139
	Universal Entertainment Corp.	6,600	108,241
	Urbanet Corp. Co., Ltd.	10,100	23,607
	Usen-Next Holdings Co., Ltd.	2,200	28,586
	USS Co., Ltd.	12,400	196,352
*	UT Group Co., Ltd.	9,400	132,123
	Utoc Corp.	7,600	34,246
	V Technology Co., Ltd.	4,000	138,069
	Valor Holdings Co., Ltd.	21,200	393,737
	Valqua, Ltd.	9,400	156,310
	Value HR Co., Ltd.	1,000	13,582
	ValueCommerce Co., Ltd.	9,900	202,860
	V-Cube, Inc.	2,300	25,460
*	Vector, Inc.	9,500	62,175
	Vertex Corp.	3,020	38,399
	VIA Holdings, Inc.	5,300	22,127
	Village Vanguard Co., Ltd.	2,800	23,207
*	Vision, Inc.	8,100	55,808
	Visionary Holdings Co., Ltd.	5,890	17,613
	Vital KSK Holdings, Inc.	15,200	154,023
	VT Holdings Co., Ltd.	57,900	159,131
	Wacoal Holdings Corp.	17,900	361,023
	Wacom Co., Ltd.	20,600	71,637
	Wakachiku Construction Co., Ltd.	5,800	64,377
	Wakita & Co., Ltd.	15,200	140,051
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	97,476
	Watahan & Co., Ltd.	4,200	67,895
	WATAMI Co., Ltd.	8,800	84,277
	Watts Co., Ltd.	3,600	21,475
	WDB Holdings Co., Ltd.	2,900	67,565
	Weathernews, Inc.	1,400	47,789
	Welcia Holdings Co., Ltd.	8,600	624,346
	West Holdings Corp.	13,780	227,686
	West Japan Railway Co.	7,700	475,842
	Will Group, Inc.	6,200	36,800
	WIN-Partners Co., Ltd.	6,000	49,605
	Wood One Co., Ltd.	3,700	37,565
	Workman Co., Ltd.	800	50,620
	World Holdings Co., Ltd.	4,300	56,973
	Wowow, Inc.	3,400	80,535
	Xebio Holdings Co., Ltd.	9,600	79,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	YAC Holdings Co., Ltd.	4,800	$20,581
	Yachiyo Industry Co., Ltd.	3,600	14,433
	Yahagi Construction Co., Ltd.	13,000	96,041
	Yakult Honsha Co., Ltd.	3,000	174,272
	YAMABIKO Corp.	14,900	114,835
	YAMADA Consulting Group Co., Ltd.	5,200	53,884
	Yamada Denki Co., Ltd.	100,440	476,302
	Yamagata Bank, Ltd. (The)	9,800	115,503
	Yamaguchi Financial Group, Inc.	55,600	299,645
	Yamaha Corp.	6,300	254,301
	Yamaha Motor Co., Ltd.	91,700	1,179,792
	Yamaichi Electronics Co., Ltd.	11,400	155,480
	YA-MAN, Ltd.	10,400	65,593
	Yamanashi Chuo Bank, Ltd. (The)	11,500	85,645
	Yamatane Corp.	4,600	51,646
	Yamato Holdings Co., Ltd.	43,000	750,507
	Yamaura Corp.	1,900	13,046
	Yamaya Corp.	2,500	50,522
	Yamazaki Baking Co., Ltd.	27,300	482,775
	Yamazen Corp.	13,400	112,688
	Yaoko Co., Ltd.	9,700	601,246
	Yashima Denki Co., Ltd.	6,000	45,789
	Yaskawa Electric Corp.	19,000	619,489
	Yasunaga Corp.	4,700	43,105
	Yellow Hat, Ltd.	14,400	200,077
	Yokogawa Bridge Holdings Corp.	11,700	205,362
	Yokogawa Electric Corp.	28,100	383,013
	Yokohama Reito Co., Ltd.	16,100	135,907
	Yokohama Rubber Co., Ltd. (The)	62,800	798,748
	Yokowo Co., Ltd.	9,400	212,130
	Yomiuri Land Co., Ltd.	2,200	70,614
	Yondenko Corp.	2,000	44,036
	Yondoshi Holdings, Inc.	4,200	68,074
	Yorozu Corp.	9,700	102,565
	Yossix Co., Ltd.	1,000	16,922
	Yotai Refractories Co., Ltd.	8,000	45,301
	Yuasa Funashoku Co., Ltd.	400	11,382
	Yuasa Trading Co., Ltd.	6,100	164,152
	Yuken Kogyo Co., Ltd.	1,600	20,178
	Yumeshin Holdings Co., Ltd.	16,300	90,111
	Yurtec Corp.	15,400	86,502
	Yushiro Chemical Industry Co., Ltd.	4,700	49,837
	Z Holdings Corp.	170,300	657,243
	Zenrin Co., Ltd.	13,950	147,049
	Zensho Holdings Co., Ltd.	32,237	634,567
	Zeon Corp.	85,100	745,662
	ZIGExN Co., Ltd.	20,100	58,587
	ZOZO, Inc.	33,200	535,700
	Zuiko Corp.	1,200	49,228

TOTAL JAPAN			535,382,138

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	53,955	19,537
#	7-Eleven Malaysia Holdings Bhd, Class B	145,056	45,136
#	Aeon Co. M Bhd	243,200	63,581
#	AEON Credit Service M Bhd	49,150	103,667
*	AFFIN Bank Bhd	128,790	45,436
#	AirAsia Group Bhd	1,062,600	199,635
*	AirAsia X Bhd	849,300	21,453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd	376,100	$169,960
	Allianz Malaysia Bhd	6,100	19,842
	AMMB Holdings Bhd	484,500	334,653
	Ann Joo Resources Bhd	120,200	19,787
	APM Automotive Holdings Bhd	34,700	13,650
	Astro Malaysia Holdings Bhd	206,700	45,213
	Axiata Group Bhd	464,910	423,892
	Batu Kawan Bhd	32,700	97,160
	Berjaya Assets Bhd	277,000	18,038
*	Berjaya Corp. Bhd	1,321,110	59,699
	Berjaya Sports Toto Bhd	316,659	170,234
*	Bermaz Auto Bhd	331,400	104,397
	BIMB Holdings Bhd	154,900	113,801
	Boustead Holdings Bhd	220,899	23,319
	Boustead Plantations Bhd	158,480	10,426
#	British American Tobacco Malaysia Bhd	45,900	134,383
*	Bumi Armada Bhd	999,100	38,246
	Bursa Malaysia Bhd	219,300	302,419
	Cahya Mata Sarawak Bhd	219,000	69,868
	Can-One Bhd	18,400	10,763
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	320,367
	CB Industrial Product Holding Bhd	102,800	19,335
	CIMB Group Holdings Bhd	530,519	424,192
*	Coastal Contracts Bhd	42,800	6,607
	Cypark Resources Bhd	91,500	19,694
	D&O Green Technologies Bhd	248,900	41,556
	Dagang NeXchange Bhd	387,100	14,244
	Datasonic Group Bhd	213,700	49,751
	Dayang Enterprise Holdings Bhd	309,472	89,988
	Dialog Group Bhd	222,658	171,907
	DiGi.Com Bhd	172,900	185,718
	DRB-Hicom Bhd	359,300	117,058
	Dutch Lady Milk Industries Bhd	4,500	50,175
	Eastern & Oriental Bhd	315,069	31,180
	Eco World Development Group Bhd	481,100	45,425
	FGV Holdings Bhd	675,400	132,519
	Fraser & Neave Holdings Bhd	21,600	158,856
	Frontken Corp. Bhd	322,300	165,956
	Gabungan AQRS Bhd	170,034	34,287
	Gadang Holdings Bhd	76,950	7,205
	Gamuda Bhd	438,691	326,986
#	Gas Malaysia Bhd	80,000	52,547
#	Genting Malaysia Bhd	479,800	263,730
#	Genting Plantations Bhd	20,200	44,671
	George Kent Malaysia Bhd	195,300	30,861
	Globetronics Technology Bhd	190,533	86,044
	Glomac Bhd	95,260	6,729
#	Guan Chong Bhd	109,000	58,502
	Hai-O Enterprise Bhd	81,100	32,253
	HAP Seng Consolidated Bhd	209,180	356,656
	Hap Seng Plantations Holdings Bhd	32,300	10,331
	Hartalega Holdings Bhd	150,500	265,866
	Heineken Malaysia Bhd	39,900	221,359
#	Hengyuan Refining Co. Bhd	58,600	42,275
	HeveaBoard Bhd	142,700	12,166
	Hiap Teck Venture Bhd	425,300	16,135
	Hibiscus Petroleum Bhd	486,400	55,097
	Hong Leong Bank Bhd	22,032	67,966
	Hong Leong Financial Group Bhd	43,353	132,038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Industries Bhd	36,400	$69,297
	IHH Healthcare Bhd	20,400	24,823
	IJM Corp. Bhd	840,220	323,076
	IJM Plantations Bhd	34,500	10,954
	Inari Amertron Bhd	685,988	224,625
	IOI Corp. Bhd	83,926	79,025
	IOI Properties Group Bhd	412,924	97,416
*	Iris Corp. Bhd	271,500	6,861
	Iskandar Waterfront City Bhd	179,900	20,863
#	JAKS Resources Bhd	200,700	48,097
*	Jaya Tiasa Holdings Bhd	170,800	18,935
	JHM Consolidation Bhd	81,400	17,804
	Kerjaya Prospek Group Bhd	149,680	36,246
	Kossan Rubber Industries	232,400	303,071
	KPJ Healthcare Bhd	522,800	108,468
*	KSL Holdings Bhd	222,492	28,860
	Kuala Lumpur Kepong Bhd	11,018	53,544
	LBS Bina Group Bhd	295,680	24,614
	Lii Hen Industries Bhd	52,800	26,303
	Lingkaran Trans Kota Holdings Bhd	48,400	43,662
	Lotte Chemical Titan Holding Bhd	61,900	24,298
#	LPI Capital Bhd	38,184	115,734
	Magni-Tech Industries Bhd	170,666	74,229
	Magnum Bhd	251,900	128,552
	Mah Sing Group Bhd	576,440	58,009
	Malakoff Corp. Bhd	339,500	68,359
	Malayan Banking Bhd	199,083	349,402
	Malayan Flour Mills Bhd	239,200	30,891
	Malaysia Airports Holdings Bhd	335,892	408,372
	Malaysia Building Society Bhd	601,627	88,501
	Malaysian Pacific Industries Bhd	44,675	112,717
	Malaysian Resources Corp. Bhd	906,300	101,336
	Malton Bhd	169,500	15,241
	Matrix Concepts Holdings Bhd	142,275	55,443
	Maxis Bhd	131,200	166,700
	Mega First Corp. Bhd	84,100	97,201
	MISC Bhd	99,880	182,127
	MKH Bhd	124,324	29,341
	MMC Corp. Bhd	227,500	36,314
*	MPHB Capital Bhd	114,100	18,868
	Muda Holdings Bhd	76,200	22,523
	Muhibbah Engineering M Bhd	122,000	29,173
*	Mulpha International Bhd	80	27
	My EG Services Bhd	78,700	23,109
	Nestle Malaysia Bhd	3,300	107,401
	Padini Holdings Bhd	269,400	156,050
	Panasonic Manufacturing Malaysia Bhd	4,500	32,858
	Pantech Group Holdings Bhd	193,198	17,221
*	Pentamaster Corp. Bhd	114,150	109,936
*	Perdana Petroleum Bhd	566,500	21,676
	Petron Malaysia Refining & Marketing Bhd	36,200	33,604
	Petronas Chemicals Group Bhd	308,600	399,464
	Petronas Dagangan Bhd	17,100	80,665
	Petronas Gas Bhd	45,700	163,240
	PIE Industrial Bhd	22,300	6,535
	Pos Malaysia Bhd	150,400	30,209
	Press Metal Aluminium Holdings Bhd	293,439	267,201
	Public Bank Bhd	404,840	1,538,622
	QL Resources Bhd	172,705	326,543

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Ranhill Holdings Bhd	141,000	$32,996
	RGB International Bhd	757,485	24,411
	RHB Bank Bhd	215,943	237,644
	Sapura Energy Bhd	3,166,243	62,066
	Sarawak Oil Palms Bhd	77,957	43,521
	Scientex Bhd	124,600	239,977
	Serba Dinamik Holdings Bhd	404,670	148,456
	Shangri-La Hotels Malaysia Bhd	15,100	15,932
	Sime Darby Bhd	380,122	176,075
#	Sime Darby Plantation Bhd	183,822	210,965
	Sime Darby Property Bhd	332,922	50,140
	SKP Resources Bhd	386,500	102,740
#	SP Setia Bhd Group	489,024	91,659
	Sunway Bhd	476,189	172,948
	Sunway Construction Group Bhd	111,780	48,386
	Supermax Corp. Bhd	459,055	263,401
	Suria Capital Holdings Bhd	19,320	4,285
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	109,409
	Ta Ann Holdings Bhd	80,257	41,566
	TA Enterprise Bhd	333,600	38,620
#	TA Global Bhd	444,500	24,764
	Taliworks Corp. Bhd	69,500	13,225
	Telekom Malaysia Bhd	212,548	198,381
	Tenaga Nasional Bhd	141,950	401,932
	Thong Guan Industries Bhd	23,200	18,024
	TIME dotCom Bhd	47,300	107,543
	TMC Life Sciences Bhd	72,700	8,903
	Top Glove Corp. Bhd	213,900	360,494
*	Tropicana Corp. Bhd	210,802	39,257
	TSH Resources Bhd	164,100	25,979
	Tune Protect Group Bhd	178,800	14,675
	Uchi Technologies Bhd	87,900	48,906
	UEM Edgenta Bhd	78,600	46,148
*	UEM Sunrise Bhd	806,058	79,672
	UMW Holdings Bhd	75,400	37,162
	United Plantations Bhd	11,300	64,608
	UOA Development Bhd	278,100	107,777
*	Velesto Energy Bhd	1,276,083	43,032
	ViTrox Corp. Bhd	25,900	49,897
*	Vizione Holdings Bhd	230,400	18,860
	VS Industry Bhd	656,075	140,004
#	Wah Seong Corp. Bhd	104,919	15,085
	Westports Holdings Bhd	163,100	139,206
	Yinson Holdings Bhd	240,900	289,697
*	YNH Property Bhd	134,015	77,940
	YTL Corp. Bhd	1,655,362	293,233
	YTL Power International Bhd	349,503	55,387

TOTAL MALAYSIA			18,775,651

MEXICO — (0.6%)
	Alfa S.A.B. de C.V., Class A	1,725,090	706,470
	Alpek S.A.B. de C.V.	236,508	111,871
	Alsea S.A.B. de C.V.	243,821	200,107
	America Movil S.A.B. de C.V.	1,806,998	1,091,651
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	301,807
	Arca Continental S.A.B. de C.V.	60,382	232,148
	Axtel S.A.B. de C.V.	675,377	77,623
	Banco del Bajio SA	48,437	38,185
	Becle S.A.B. de C.V.	20,571	31,384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	$403,738
	Cemex S.A.B. de C.V.	2,989,044	632,510
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	4,452	183,912
	Coca-Cola Femsa S.A.B. de C.V.	13,300	53,225
	Consorcio ARA S.A.B. de C.V.	305,857	37,945
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	75,467
	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	12,726
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	276,174
	Corp. Moctezuma S.A.B. de C.V.	73,800	164,007
	Credito Real S.A.B. de C.V. SOFOM ER	85,587	50,959
	El Puerto de Liverpool S.A.B. de C.V.	36,745	92,758
	Empresas ICA S.A.B. de C.V.	117,564	294
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	5,546
	Fomento Economico Mexicano S.A.B. de C.V.	34,352	221,654
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	33,902
*	Genomma Lab Internacional S.A.B. de C.V., Class B	450,602	358,971
	Gentera S.A.B. de C.V.	471,339	189,506
	Gruma S.A.B. de C.V., Class B	75,569	715,461
*	Grupo Aeromexico S.A.B. de C.V.	118,737	46,064
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	658,356
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	591,294
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	205,641
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	286,965
	Grupo Bimbo S.A.B. de C.V., Class A	308,728	452,697
	Grupo Carso S.A.B. de C.V.	76,516	152,010
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	137,683
	Grupo Comercial Chedraui S.A. de C.V.	184,226	219,533
	Grupo Elektra S.A.B. de C.V.	13,808	788,914
*	Grupo Famsa S.A.B. de C.V., Class A	110,408	10,766
	Grupo Financiero Banorte S.A.B. de C.V., Class O	487,332	1,334,143
	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	255,417
	Grupo GICSA SAB de CV	109,089	13,851
	Grupo Herdez S.A.B. de C.V.	117,986	146,816
	Grupo Industrial Saltillo S.A.B. de C.V.	7,200	5,155
	Grupo Lala S.A.B. de C.V.	93,077	43,833
	Grupo Lamosa S.A.B. de C.V.	35,276	37,404
	Grupo Mexico S.A.B. de C.V., Class B	478,824	1,018,204
*	Grupo Pochteca S.A.B. de C.V.	3,616	819
	Grupo Rotoplas S.A.B. de C.V.	29,120	16,444
	Grupo Sanborns S.A.B. de C.V.	53,862	51,401
	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	6,399
	Grupo Simec S.A.B. de C.V., Class B	35,729	74,805
	Grupo Televisa S.A.B., Sponsored ADR	23,672	126,645
	Grupo Televisa S.A.B	364,917	386,554
*	Grupo Traxion S.A.B. de C.V.	33,240	17,006
	Hoteles City Express S.A.B. de C.V.	167,851	50,144
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	9,278
	Industrias Bachoco S.A.B. de C.V., Class B	63,591	185,673
	Industrias CH S.A.B. de C.V.	83,707	277,854
	Industrias Penoles S.A.B. de C.V.	52,736	403,709
	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	75,295
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	468,644
	La Comer S.A.B. de C.V.	254,723	266,127
	Megacable Holdings S.A.B. de C.V.	176,278	438,848
*	Minera Frisco S.A.B. de C.V.	52,132	3,894
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	10,608
	Nemak S.A.B. de C.V.	320,074	59,098
	Orbia Advance Corp. S.A.B. de C.V.	480,909	572,078
	Organizacion Cultiba S.A.B. de C.V.	12,061	5,505

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Organizacion Soriana S.A.B. de C.V., Class B	151,399	$112,320
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	47,767	331,025
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	20,896
	Qualitas Controladora S.A.B. de C.V.	57,781	237,372
	Regional S.A.B. de C.V.	124,507	305,985
	Telesites S.A.B. de C.V.	437,806	284,471
	TV Azteca S.A.B. de C.V.	471,517	8,393
	Unifin Financiera S.A.B. de C.V.	49,671	26,999
*	Vitro S.A.B. de C.V., Class A	16,205	15,095
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	341,120

TOTAL MEXICO			17,895,251

NETHERLANDS — (2.2%)
	Aalberts NV	56,572	1,593,051
	ABN AMRO Bank NV	74,475	572,751
*	Accell Group NV	7,998	149,461
	Aegon NV	316,225	817,962
	Aegon NV	218,706	568,636
	AFC Ajax NV	546	8,600
	Akzo Nobel NV	57,385	4,354,929
*	Altice Europe NV	78,295	312,374
*	Altice Europe NV, Class B	5,112	20,470
	AMG Advanced Metallurgical Group NV	9,178	154,426
	Amsterdam Commodities NV	8,922	192,219
	APERAM SA	22,010	570,297
	Arcadis NV	35,390	550,213
	ArcelorMittal SA	6,911	75,490
	ArcelorMittal SA	72,449	795,489
*	Argenx SE	949	141,921
	ASM International NV	15,323	1,694,116
	ASML Holding NV	20,680	5,964,588
	ASR Nederland NV	70,205	1,881,436
*	Basic-Fit NV	9,579	194,585
	BE Semiconductor Industries NV	44,536	1,843,158
	Beter Bed Holding NV	7,640	13,666
	Boskalis Westminster	33,152	574,671
	Brunel International NV	6,552	41,327
	Coca-Cola European Partners P.L.C	38,559	1,539,955
	Corbion NV	29,168	1,048,641
	Euronext NV	18,381	1,543,158
	ForFarmers NV	13,965	92,910
	Fugro NV	36,135	135,358
	GrandVision NV	24,330	647,249
*	Heijmans NV	11,972	83,562
	Heineken NV	40,179	3,419,762
	Hunter Douglas NV	1,878	87,525
	IMCD NV	12,404	1,095,323
	ING Groep NV, Sponsored ADR	92,618	509,399
	ING Groep NV	202,247	1,133,147
	Intertrust NV	26,987	424,725
*	Just Eat Takeaway.com NV	2,635	269,843
*	Kendrion NV	8,308	100,255
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	18,977
	Koninklijke Ahold Delhaize NV	154,193	3,743,858
*	Koninklijke BAM Groep NV	95,389	159,362
	Koninklijke DSM NV	21,769	2,668,049
	Koninklijke KPN NV	858,207	1,976,743
	Koninklijke Philips NV	37,333	1,639,292
	Koninklijke Vopak NV	32,158	1,849,948

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Lucas Bols NV	700	$6,396
*	Nederland Apparatenfabriek	2,302	87,651
	NN Group NV	65,906	1,906,499
	OCI NV	25,727	310,664
	Ordina NV	48,363	96,727
	PostNL NV	193,888	334,080
*	Prosus N.V	6,440	486,903
	Randstad NV	66,959	2,694,801
	SBM Offshore NV	82,909	1,050,879
	Signify NV	54,044	1,100,138
	Sligro Food Group NV	10,761	168,066
	SNS NV	38,309	0
	TKH Group NV	26,570	932,169
	TomTom NV	24,677	194,296
	Unilever NV 904784709	94,159	4,653,338
	Unilever NV NL0000388619	15,787	786,181
	Van Lanschot Kempen NV	2,696	41,408
	Wolters Kluwer NV	37,732	2,779,051

TOTAL NETHERLANDS			64,902,124

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	102,701	1,222,340
	Air New Zealand, Ltd.	375,730	306,793
	Arvida Group, Ltd.	13,224	11,046
	Auckland International Airport, Ltd.	63,337	233,890
	Chorus, Ltd.	197,174	860,476
	Chorus, Ltd., ADR	2,187	47,108
*	Comvita, Ltd.	4,222	9,129
	Contact Energy, Ltd.	53,899	205,558
	EBOS Group, Ltd.	28,372	383,191
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	661,837
	Fletcher Building, Ltd.	125,179	280,463
	Fletcher Building, Ltd.	12,299	27,648
	Fonterra Co-operative Group, Ltd.	16,111	36,188
	Freightways, Ltd.	58,373	237,092
	Genesis Energy, Ltd.	101,163	173,022
	Gentrack Group, Ltd.	5,110	4,652
	Hallenstein Glasson Holdings, Ltd.	13,766	32,259
	Heartland Group Holdings, Ltd.	170,783	117,138
	Infratil, Ltd.	165,212	462,592
	Kathmandu Holdings, Ltd.	123,458	59,284
	Mainfreight, Ltd.	27,883	618,769
	Mercury NZ, Ltd.	28,664	79,684
	Meridian Energy, Ltd.	67,998	185,274
	Metlifecare, Ltd.	59,988	153,492
*	Metro Performance Glass, Ltd.	43,009	4,445
	NEW Zealand King Salmon Investments, Ltd.	4,992	5,946
	New Zealand Refining Co., Ltd. (The)	70,771	39,820
*	NZME, Ltd.	83,243	8,802
	NZX, Ltd.	69,625	54,375
	PGG Wrightson, Ltd.	8,801	14,284
	Port of Tauranga, Ltd.	31,228	127,799
*	Pushpay Holdings, Ltd.	11,388	29,765
*	Restaurant Brands New Zealand, Ltd.	9,039	66,216
	Ryman Healthcare, Ltd.	34,578	252,241
	Sanford, Ltd.	22,200	94,808
	Scales Corp., Ltd.	45,399	134,307
	Skellerup Holdings, Ltd.	53,927	63,762
*	SKY Network Television, Ltd.	381,009	65,034

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	SKYCITY Entertainment Group, Ltd.	295,923	$477,591
	Spark New Zealand, Ltd.	347,417	940,219
	Steel & Tube Holdings, Ltd.	99,869	39,187
	Summerset Group Holdings, Ltd.	110,299	406,794
*	Synlait Milk, Ltd.	13,992	58,425
	Tourism Holdings, Ltd.	62,429	48,535
*	TOWER, Ltd.	151,190	55,149
	Trustpower, Ltd.	13,045	51,726
	Vector, Ltd.	54,504	117,410
	Vista Group International, Ltd.	22,948	17,382
	Warehouse Group, Ltd. (The)	49,900	65,560
	Z Energy, Ltd.	153,188	288,576

TOTAL NEW ZEALAND			9,937,083

NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	81,706
	Adevinta ASA, Class B	3,745	31,105
	AF Gruppen ASA	3,951	64,923
*	Akastor ASA	70,814	27,616
	Aker ASA, Class A	2,562	67,586
	Aker BP ASA	38,985	640,036
	Aker Solutions ASA	59,470	38,877
	American Shipping Co. ASA	21,848	55,866
*	Archer, Ltd.	52,769	8,482
	Atea ASA	37,610	329,249
	Austevoll Seafood ASA	48,750	379,754
	Avance Gas Holding, Ltd.	18,822	39,952
	Axactor SE	45,745	29,772
	B2Holding ASA	24,813	10,006
	Bakkafrost P/F	1,985	97,937
	Bonheur ASA	9,038	159,558
	Borregaard ASA	47,678	442,788
	BW Energy, Ltd.	11,703	14,553
	BW LPG, Ltd.	38,229	130,432
	BW Offshore, Ltd.	57,352	161,236
	DNB ASA	79,757	965,690
	DNO ASA	495,483	223,861
	Entra ASA	20,937	263,614
	Equinor ASA	159,990	2,215,352
	Equinor ASA, Sponsored ADR	36,145	490,849
	Europris ASA	89,594	328,839
	FLEX LNG, Ltd.	12,239	63,336
	Frontline, Ltd.	33,235	311,688
	Gjensidige Forsikring ASA	16,480	290,787
	Golar LNG, Ltd.	3,007	21,320
	Grieg Seafood ASA	33,933	332,790
	Hexagon Composites ASA	8,722	23,718
	Hoegh LNG Holdings, Ltd.	14,629	15,899
	Kongsberg Automotive ASA	187,622	20,009
	Kongsberg Gruppen ASA	9,843	126,485
*	Kvaerner ASA	65,381	40,485
	Leroy Seafood Group ASA	30,030	159,480
	Mowi ASA	41,266	706,756
*	NEL ASA	178,460	218,412
*	Nordic Semiconductor ASA	9,590	56,270
	Norsk Hydro ASA	129,228	327,833
	Norway Royal Salmon ASA	2,496	50,617
#	Norwegian Air Shuttle ASA	38,859	19,360
*	Norwegian Finans Holding ASA	57,578	307,226

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Ocean Yield ASA	32,706	$84,804
*	Odfjell Drilling, Ltd.	38,246	31,401
*	Odfjell SE, Class A	2,716	6,223
	Orkla ASA	26,533	239,669
*	Otello Corp. ASA	62,649	57,652
	PGS ASA	154,850	55,291
*	PhotoCure ASA	3,477	23,431
*	Protector Forsikring ASA	20,431	68,719
*	Q-Free ASA	7,742	2,974
	Salmar ASA	8,154	317,786
*	Sbanken ASA	11,283	60,088
	Scatec Solar ASA	22,022	320,607
	Schibsted ASA, Class A	3,700	78,496
	Schibsted ASA, Class B	3,700	71,863
	Selvaag Bolig ASA	19,595	81,198
	Solon Eiendom ASA	9,046	24,662
	SpareBank 1 SR-Bank ASA	56,107	356,291
	Stolt-Nielsen, Ltd.	11,950	101,812
	Storebrand ASA	147,699	741,428
*	Subsea 7 SA	79,402	435,849
	Telenor ASA	51,150	784,592
	TGS NOPEC Geophysical Co. ASA	45,852	702,198
	Tomra Systems ASA	10,975	364,664
	Veidekke ASA	38,821	344,669
*	Wallenius Wilhelmsen ASA	22,907	25,194
	XXL ASA	27,187	27,167
	Yara International ASA	7,517	255,311

TOTAL NORWAY			16,056,149

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	2,701	16,446
	Credicorp, Ltd.	3,175	473,138
*	Grana y Montero SAA, Sponsored ADR	10,766	19,379

TOTAL PERU			508,963

PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	120,880	98,607
	Aboitiz Power Corp.	201,000	108,474
*	AC Energy Philippines, Inc.	357,000	16,069
*	Alliance Global Group, Inc.	1,173,500	149,315
	Altus San Nicolas Corp.	19,619	756
*	Apex Mining Co., Inc.	1,214,000	22,717
*	Atlas Consolidated Mining & Development Corp.	113,900	4,272
	Ayala Corp.	15,885	180,693
	Ayala Land, Inc.	513,300	320,464
	Bank of the Philippine Islands	110,125	126,484
	BDO Unibank, Inc.	115,446	227,160
	Belle Corp.	1,510,800	41,042
	Bloomberry Resorts Corp.	2,171,800	240,233
	Cebu Air, Inc.	108,820	104,092
*	CEMEX Holdings Philippines, Inc.	1,521,431	33,386
	Century Pacific Food, Inc.	310,200	87,611
	Century Properties Group, Inc.	730,005	5,243
	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	9,901
	China Banking Corp.	171,167	66,628
	Cosco Capital, Inc.	1,123,900	110,337
	D&L Industries, Inc.	876,400	91,664
	DMCI Holdings, Inc.	1,700,550	138,271

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Properties Corp.	193,460	$61,940
	Eagle Cement Corp.	145,700	23,557
*	East West Banking Corp.	353,750	54,936
	EEI Corp.	181,100	19,250
	Emperador, Inc.	390,600	61,207
	Filinvest Land, Inc.	4,810,000	89,989
	First Gen Corp.	364,800	136,647
	First Philippine Holdings Corp.	105,830	120,272
*	Global Ferronickel Holdings, Inc.	246,820	4,348
*	Global-Estate Resorts, Inc.	436,000	7,015
	Globe Telecom, Inc.	5,830	252,907
	GT Capital Holdings, Inc.	17,360	155,425
*	Holcim Philippines, Inc.	278,700	63,103
	Integrated Micro-Electronics, Inc.	248,579	28,900
	International Container Terminal Services, Inc.	171,360	299,729
	JG Summit Holdings, Inc.	299,610	298,398
	Jollibee Foods Corp.	76,740	216,804
*	Leisure & Resorts World Corp.	141,000	4,291
	Lopez Holdings Corp.	806,300	41,699
	LT Group, Inc.	504,600	77,118
	MacroAsia Corp.	46,100	4,587
	Manila Electric Co.	18,880	94,268
	Manila Water Co., Inc.	342,200	71,766
	Max’s Group, Inc.	167,800	22,044
	Megawide Construction Corp.	314,600	40,810
	Megaworld Corp.	3,026,500	152,726
	Metro Pacific Investments Corp.	2,131,800	107,479
	Metro Retail Stores Group, Inc.	155,000	5,828
	Metropolitan Bank & Trust Co.	173,851	132,966
	Nickel Asia Corp.	1,423,660	47,430
	Pepsi-Cola Products Philippines, Inc.	343,700	13,039
	Petron Corp.	1,103,700	69,637
	Philex Mining Corp.	516,300	23,462
*	Philippine National Bank	193,773	91,611
	Philippine Stock Exchange, Inc. (The)	312	1,044
	Phoenix Petroleum Philippines, Inc.	130,700	30,182
	Pilipinas Shell Petroleum Corp.	144,130	52,748
	PLDT, Inc., Sponsored ADR	8,990	222,502
	PLDT, Inc.	15,795	400,325
	Premium Leisure Corp.	1,877,000	11,791
	Puregold Price Club, Inc.	320,600	291,797
*	PXP Energy Corp.	44,700	3,819
	RFM Corp.	196,000	17,485
	Rizal Commercial Banking Corp.	125,767	41,142
	Robinsons Land Corp.	951,278	281,067
	Robinsons Retail Holdings, Inc.	117,470	155,136
	San Miguel Corp.	142,310	273,186
	San Miguel Food and Beverage, Inc.	61,160	71,843
	Security Bank Corp.	81,624	165,115
	Semirara Mining & Power Corp.	545,140	129,391
	SM Investments Corp.	1,355	22,585
	SM Prime Holdings, Inc.	377,326	229,777
	SSI Group, Inc.	485,000	12,891
	STI Education Systems Holdings, Inc.	634,000	4,317
*	Top Frontier Investment Holdings, Inc.	3,465	9,703
	Union Bank Of Philippines	77,815	83,289
	Universal Robina Corp.	92,460	228,855
	Vista Land & Lifescapes, Inc.	2,668,100	227,400
	Vistamalls, Inc.	58,000	4,664

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	258,400	$74,815

TOTAL PHILIPPINES			8,125,476

POLAND — (0.3%)
	Agora SA	8,317	15,436
	Alior Bank SA	32,971	120,981
	Amica SA	814	19,239
*	AmRest Holdings SE	12,150	81,520
	Bank Handlowy w Warszawie SA	6,800	60,437
*	Bank Millennium SA	109,410	74,511
*	Bank Ochrony Srodowiska SA	4,661	5,412
	Bank Polska Kasa Opieki SA	3,270	41,479
*	Bioton SA	9,806	9,004
*	Boryszew SA	54,851	48,048
	Budimex SA	3,875	189,700
	CCC SA	4,109	51,906
	CD Projekt SA	434	37,996
*	Ciech SA	19,145	184,263
	ComArch SA	886	44,169
	Cyfrowy Polsat SA	36,563	226,062
*	Develia SA	100,816	48,295
*	Dino Polska SA	10,431	441,125
	Dom Development SA	1,479	27,984
	Echo Investment SA	1,495	1,616
*	Enea SA	112,213	151,570
	Eurocash SA	25,664	133,166
*	Fabryki Mebli Forte SA	1,025	4,768
	Famur SA	94,887	47,507
*	Getin Noble Bank SA	122,278	6,760
	Globe Trade Centre SA	21,396	39,944
*	Grupa Azoty SA	14,635	93,886
	Grupa Kety SA	2,908	255,156
	Grupa Lotos SA	60,449	917,330
*	ING Bank Slaski SA	2,413	78,192
	Inter Cars SA	1,915	88,893
	Jastrzebska Spolka Weglowa SA	27,276	90,556
	Kernel Holding SA	23,532	227,901
*	KGHM Polska Miedz SA	38,898	731,639
	LPP SA	221	348,358
	Lubelski Wegiel Bogdanka SA	6,074	31,009
*	mBank SA	2,857	152,148
*	Netia SA	53,536	51,162
	Neuca SA	914	110,297
*	Orange Polska SA	161,071	273,522
	PGE Polska Grupa Energetyczna SA	207,349	207,387
	PKP Cargo SA	10,504	30,393
	Polski Koncern Naftowy Orlen SA	54,564	828,246
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	91,525
	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	211,855
	Powszechny Zaklad Ubezpieczen SA	29,761	219,669
	Santander Bank Polska SA	1,004	39,909
	Stalprodukt SA	407	13,711
	Tauron Polska Energia SA	486,893	133,681
*	VRG SA	23,900	15,999
	Warsaw Stock Exchange	11,142	109,134
	Wawel SA	43	5,872

TOTAL POLAND			7,470,328

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	42,109	$222,242
	Banco Comercial Portugues SA, Class R	3,291,327	368,243
*	Banco Espirito Santo SA	499,965	0
	CTT-Correios de Portugal SA	45,285	106,842
	EDP - Energias de Portugal SA	162,791	685,980
	EDP Renovaveis SA	19,425	238,156
	Galp Energia SGPS SA	81,676	942,632
	Jeronimo Martins SGPS SA	48,528	822,720
	Mota-Engil SGPS SA	67,336	84,802
	Navigator Co. SA (The)	74,103	192,542
	NOS SGPS SA	177,258	663,939
	REN - Redes Energeticas Nacionais SGPS SA	89,368	242,067
	Semapa-Sociedade de Investimento e Gestao	14,032	138,491
	Sonae Capital SGPS SA	50,652	27,242
	Sonae SGPS SA	361,328	285,541

TOTAL PORTUGAL			5,021,439

QATAR — (0.0%)
	Barwa Real Estate Co.	81,725	64,190
	Qatar National Bank QPSC	13,917	65,642

TOTAL QATAR			129,832

RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	36,272	41,341
	Etalon Group P.L.C., GDR	25,285	28,825
	Gazprom PJSC, Sponsored ADR	158,185	801,042
	Gazprom PJSC, Sponsored ADR	21,000	106,050
	Globaltrans Investment P.L.C., GDR	12,202	69,081
	Globaltrans Investment P.L.C., GDR	13,263	75,069
	Lukoil PJSC, Sponsored ADR	11,366	733,903
	Lukoil PJSC, Sponsored ADR	17,851	1,164,559
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	272,501
*	Mail.Ru Group, Ltd., GDR	1,419	25,567
*	Mail.Ru Group, Ltd., GDR	4,795	86,310
*	Mechel PJSC, Sponsored ADR	16,260	25,853
	MMC Norilsk Nickel PJSC, ADR	18,273	499,584
	MMC Norilsk Nickel PJSC, ADR	9,287	257,601
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	525,872
	Novatek PJSC, GDR	493	69,134
	Novolipetsk Steel PJSC, GDR	16,393	280,577
	Novolipetsk Steel PJSC, GDR	5,792	99,912
	PhosAgro PJSC, GDR	8,962	108,028
	PhosAgro PJSC, GDR	7,773	93,898
	QIWI P.L.C., Sponsored ADR	1,368	16,717
	Ros Agro P.L.C., GDR	3,044	25,678
	Ros Agro P.L.C., GDR	6,611	55,929
	Rosneft Oil Co. PJSC, GDR	196,505	880,735
	Rosneft Oil Co. PJSC, GDR	56,263	252,257
	Rostelecom PJSC, Sponsored ADR	8,483	55,139
	Rostelecom PJSC, Sponsored ADR	7,748	51,411
	RusHydro PJSC, ADR	218,605	174,643
	Sberbank of Russia PJSC, Sponsored ADR	106,271	1,128,220
	Severstal PAO, GDR	15,052	179,433
	Severstal PAO, GDR	4,738	56,572
	Tatneft PJSC, Sponsored ADR	8,623	384,143
	Tatneft PJSC, Sponsored ADR	13,065	580,413
	TMK PJSC, GDR	65,079	196,539
	TMK PJSC, GDR	3,193	9,469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	VEON, Ltd., ADR	130,039	$222,367
	VTB Bank PJSC, GDR	80,161	75,194
	VTB Bank PJSC, GDR	324,250	306,092
	X5 Retail Group NV, GDR	12,244	361,359
	X5 Retail Group NV, GDR	10,573	312,115

TOTAL RUSSIA			10,689,132

SAUDI ARABIA — (0.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	6,644	21,154
	Al Babtain Power & Telecommunication Co.	1,076	6,518
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,109	9,832
	Al Jouf Agricultural Development Co.	674	4,180
*	Al Jouf Cement Co.	8,286	18,640
*	Al Khaleej Training and Education Co.	550	2,123
	Al Rajhi Bank	1,700	25,841
*	Al Yamamah Steel Industries Co.	3,734	14,885
	Aldrees Petroleum and Transport Services Co.	3,363	52,033
	Alinma Bank	83,165	353,244
*	AlJazira Takaful Ta’awuni Co.	3,430	14,795
	Arab National Bank	6,000	32,449
*	Arabian Pipes Co.	4,584	15,641
	Bank Al-Jazira	88,296	281,513
*	Bawan Co.	6,022	19,844
	Dur Hospitality Co.	2,377	14,095
*	Fawaz Abdulaziz Al Hokair & Co.	4,241	24,203
*	Hail Cement Co.	11,219	34,983
	Jarir Marketing Co.	2,086	81,941
*	Jazan Energy and Development Co.	3,094	8,359
*	Malath Cooperative Insurance Co.	10,359	27,428
*	Najran Cement Co.	19,481	57,247
*	Nama Chemicals Co.	2,845	14,504
*	National Agriculture Development Co. (The)	4,540	35,567
	National Commercial Bank	28,323	279,529
	National Medical Care Co.	1,483	14,684
*	Northern Region Cement Co.	10,721	28,651
*	Red Sea International Co.	4,080	14,751
	Sahara International Petrochemical Co.	61,914	252,236
*	Saudi Ceramic Co.	9,002	69,877
	Saudi Co. For Hardware CJSC	1,008	11,699
	Saudi Ground Services Co.	1,859	12,927
	Saudi Industrial Services Co.	1,080	5,322
*	Saudi Investment Bank (The)	4,280	15,528
*	Saudi Printing & Packaging Co.	4,764	15,753
*	Saudi Re for Cooperative Reinsurance Co.	5,661	12,318
	Seera Group Holding	35,706	147,238
	Southern Province Cement Co.	3,028	42,843
*	Tabuk Cement Co.	7,638	23,777
	United Wire Factories Co.	2,988	14,677

TOTAL SAUDI ARABIA			2,132,829

SINGAPORE — (0.7%)
	Accordia Golf Trust	312,200	125,661
	AEM Holdings, Ltd.	49,200	85,005
	AF Global, Ltd.	13,390	1,104
	Amara Holdings, Ltd.	25,000	6,367
	Aspial Corp., Ltd.	58,100	6,179
	Avarga, Ltd.	64,000	5,977
	Banyan Tree Holdings, Ltd.	203,300	40,231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Best World International, Ltd.	114,600	$20,545
	Bonvests Holdings, Ltd.	22,000	12,612
	Boustead Projects, Ltd.	15,189	8,169
	Bukit Sembawang Estates, Ltd.	46,200	127,955
	Bund Center Investment, Ltd.	64,750	24,441
	CapitaLand, Ltd.	152,500	323,569
	Centurion Corp., Ltd.	57,200	15,562
	China Aviation Oil Singapore Corp., Ltd.	132,800	96,554
	China Sunsine Chemical Holdings, Ltd.	230,000	61,770
	Chip Eng Seng Corp., Ltd.	201,000	73,733
	City Developments, Ltd.	74,700	417,554
	Civmec, Ltd.	16,000	3,802
	ComfortDelGro Corp., Ltd.	434,000	505,967
*	COSCO Shipping International Singapore Co., Ltd.	139,800	22,658
	CSE Global, Ltd.	83,500	23,112
	Dairy Farm International Holdings, Ltd.	39,800	190,730
	DBS Group Holdings, Ltd.	137,452	1,935,201
	Del Monte Pacific, Ltd.	179,159	13,579
	Delfi, Ltd.	21,900	10,484
	Duty Free International, Ltd.	91,400	8,883
*	Dyna-Mac Holdings, Ltd.	150,000	8,558
	Elec & Eltek International Co., Ltd.	5,000	10,753
	Ezion Holdings, Ltd.	1,747,154	10,036
#	Ezra Holdings, Ltd.	767,465	5,828
	Far East Orchard, Ltd.	55,776	39,913
	First Resources, Ltd.	228,800	203,664
	Food Empire Holdings, Ltd.	131,300	47,243
	Fragrance Group, Ltd.	206,000	16,505
	Frasers Property, Ltd.	110,100	95,654
	Frencken Group, Ltd.	147,500	76,909
*	Gallant Venture, Ltd.	282,900	22,438
	Genting Singapore, Ltd.	490,000	271,885
	Geo Energy Resources, Ltd.	267,800	14,255
	GL, Ltd.	168,800	69,020
	Golden Agri-Resources, Ltd.	2,558,100	281,308
	Golden Energy & Resources, Ltd.	117,900	14,692
	Great Eastern Holdings, Ltd.	5,600	74,123
	GuocoLand, Ltd.	129,766	129,812
*	Halcyon Agri Corp., Ltd.	115,356	30,379
	Hiap Hoe, Ltd.	39,000	18,482
	Hi-P International, Ltd.	80,800	60,850
	Ho Bee Land, Ltd.	86,400	126,464
	Hong Fok Corp., Ltd.	141,220	74,086
*	Hong Leong Asia, Ltd.	145,600	53,308
	Hong Leong Finance, Ltd.	26,800	43,409
	Hongkong Land Holdings, Ltd.	139,200	582,294
	Hotel Grand Central, Ltd.	41,908	27,741
	Hutchison Port Holdings Trust	2,379,800	308,422
*	Hyflux, Ltd.	291,500	29
	iFAST Corp., Ltd.	57,100	41,613
#	IGG, Inc.	395,000	251,143
	Indofood Agri Resources, Ltd.	175,000	38,068
	Japfa, Ltd.	286,440	115,275
	Jardine Cycle & Carriage, Ltd.	14,955	212,629
	Keppel Corp., Ltd.	213,800	902,604
	Keppel Infrastructure Trust	707,615	247,804
	KSH Holdings, Ltd.	66,000	13,805
	Lian Beng Group, Ltd.	154,500	41,515
	Low Keng Huat Singapore, Ltd.	66,000	18,144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International, Ltd.	21,800	$30,448
	Midas Holdings, Ltd.	550,500	14,054
*	mm2 Asia, Ltd.	135,400	17,033
	Nera Telecommunications, Ltd.	53,000	6,802
	NetLink NBN Trust	64,200	45,431
*	Oceanus Group, Ltd.	2,196,800	3,895
	Olam International, Ltd.	113,200	119,849
	OUE, Ltd.	151,300	120,116
	Oversea-Chinese Banking Corp., Ltd.	246,915	1,575,394
	Oxley Holdings, Ltd.	430,851	69,809
	Pan-United Corp., Ltd.	53,750	10,808
	Perennial Real Estate Holdings, Ltd.	18,900	6,080
	Q&M Dental Group Singapore, Ltd.	94,100	32,031
	QAF, Ltd.	55,107	31,945
*	Raffles Education Corp., Ltd.	143,481	7,826
	Raffles Medical Group, Ltd.	53,614	32,967
	Riverstone Holdings, Ltd.	82,600	68,438
	SATS, Ltd.	142,070	329,147
	SBS Transit, Ltd.	22,300	47,669
	Sembcorp Industries, Ltd.	660,100	756,214
*	Sembcorp Marine, Ltd.	87,400	46,207
	Sheng Siong Group, Ltd.	234,900	246,142
	SIA Engineering Co., Ltd.	7,200	9,504
	SIIC Environment Holdings, Ltd.	409,000	66,399
	Sinarmas Land, Ltd.	520,200	69,103
	Sing Holdings, Ltd.	16,000	3,733
#	Singapore Airlines, Ltd.	217,700	941,390
	Singapore Exchange, Ltd.	122,300	833,976
	Singapore Post, Ltd.	621,800	320,409
	Singapore Technologies Engineering, Ltd.	169,400	410,243
	Singapore Telecommunications, Ltd.	582,300	1,163,573
	Singapore Telecommunications, Ltd.	40,000	79,058
	Stamford Land Corp., Ltd.	150,000	39,262
	StarHub, Ltd.	209,100	220,280
	Sunningdale Tech, Ltd.	88,300	62,983
*	Swiber Holdings, Ltd.	105,749	1,530
	Tai Sin Electric, Ltd.	55,856	11,629
	Tuan Sing Holdings, Ltd.	233,079	41,194
	UMS Holdings, Ltd.	195,000	112,222
	United Industrial Corp., Ltd.	80,613	128,672
	United Overseas Bank, Ltd.	113,892	1,627,415
	UOB-Kay Hian Holdings, Ltd.	79,540	67,634
	UOL Group, Ltd.	142,255	684,199
	Venture Corp., Ltd.	103,600	1,157,800
	Vicom, Ltd.	4,600	26,012
	Wee Hur Holdings, Ltd.	112,500	14,303
	Wilmar International, Ltd.	23,000	57,920
	Wing Tai Holdings, Ltd.	211,800	258,939
*	Yongnam Holdings, Ltd.	124,875	7,489

TOTAL SINGAPORE			20,803,240

SOUTH AFRICA — (1.4%)
	Absa Group, Ltd.	216,901	1,070,439
	Adcock Ingram Holdings, Ltd.	37,617	90,369
	Adcorp Holdings, Ltd.	30,200	6,792
	Advtech, Ltd.	277,790	130,451
	AECI, Ltd.	68,185	273,332
	African Oxygen, Ltd.	57,335	51,040
	African Rainbow Minerals, Ltd.	56,227	411,539

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Afrimat, Ltd.	19,640	$27,429
	Alexander Forbes Group Holdings, Ltd.	384,692	83,502
	Allied Electronics Corp., Ltd., Class A	61,028	67,602
	Alviva Holdings, Ltd.	57,884	15,572
	Anglo American Platinum, Ltd.	11,182	586,831
	AngloGold Ashanti, Ltd.	39,572	965,958
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	1,201,598
*	ArcelorMittal South Africa, Ltd.	140,868	4,927
*	Aspen Pharmacare Holdings, Ltd.	64,893	404,784
	Assore, Ltd.	13,290	225,754
	Astral Foods, Ltd.	27,568	286,994
	AVI, Ltd.	146,804	621,466
	Balwin Properties, Ltd.	30,346	3,563
	Barloworld, Ltd.	113,993	418,218
	Bid Corp., Ltd.	62,484	814,304
	Bidvest Group, Ltd. (The)	59,516	483,325
	Capitec Bank Holdings, Ltd.	9,430	459,703
	Cashbuild, Ltd.	13,762	111,806
	Caxton and CTP Publishers and Printers, Ltd.	6,415	1,708
	City Lodge Hotels, Ltd.	18,314	27,182
	Clicks Group, Ltd.	69,704	868,252
	Coronation Fund Managers, Ltd.	81,420	158,604
	Curro Holdings, Ltd.	28,501	14,943
	DataTec, Ltd.	144,442	190,125
	Discovery, Ltd.	105,104	551,431
	Distell Group Holdings, Ltd.	14,489	61,785
*	enX Group, Ltd.	11,577	3,644
*	EOH Holdings, Ltd.	59,009	12,125
	Evraz Highveld Steel And Vanad	4,215	0
	Exxaro Resources, Ltd.	84,244	489,056
	Famous Brands, Ltd.	27,746	61,393
	FirstRand, Ltd.	570,026	1,244,084
	Foschini Group, Ltd. (The)	109,400	429,233
	Gold Fields, Ltd., Sponsored ADR	496,865	3,646,989
*	Grindrod Shipping Holdings, Ltd.	5,985	14,306
	Grindrod, Ltd.	239,421	44,963
*	Harmony Gold Mining Co., Ltd.	14,209	52,293
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	722,852
	Hudaco Industries, Ltd.	19,536	70,837
	Impala Platinum Holdings, Ltd.	298,643	1,781,183
	Imperial Logistics, Ltd.	86,598	152,290
	Investec, Ltd.	48,449	100,899
*	Invicta Holdings, Ltd.	6,662	1,839
	Italtile, Ltd.	90,429	48,603
	JSE, Ltd.	29,744	166,004
	KAP Industrial Holdings, Ltd.	822,506	89,191
	Kumba Iron Ore, Ltd.	23,130	435,323
	Lewis Group, Ltd.	58,479	49,807
	Liberty Holdings, Ltd.	93,030	352,784
	Life Healthcare Group Holdings, Ltd.	733,505	705,228
*	Long4Life, Ltd.	65,322	9,731
*	Massmart Holdings, Ltd.	66,875	89,198
	Merafe Resources, Ltd.	762,601	15,116
	Metair Investments, Ltd.	98,252	78,662
	MiX Telematics, Ltd., Sponsored ADR	7,590	70,283
	Momentum Metropolitan Holdings	572,855	536,015
	Motus Holdings Ltd.	36,426	59,331
	Mpact, Ltd.	81,828	33,847
	Mr. Price Group, Ltd.	67,867	483,534

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	MTN Group, Ltd.	547,162	$1,437,864
*	MultiChoice Group, Ltd.	122,351	573,447
	Murray & Roberts Holdings, Ltd.	181,217	53,611
*	Nampak, Ltd.	283,257	25,454
	Naspers, Ltd., Class N	6,105	950,233
	Nedbank Group, Ltd.	137,307	798,229
	NEPI Rockcastle P.L.C.	60,803	260,194
	Netcare, Ltd.	650,443	545,512
*	Ninety One, Ltd.	24,224	51,034
*	Northam Platinum, Ltd.	122,047	604,918
	Novus Holdings, Ltd.	13,400	1,075
	Oceana Group, Ltd.	38,491	127,149
	Old Mutual, Ltd.	258,830	187,885
	Old Mutual, Ltd.	1,048,747	746,956
*	Omnia Holdings, Ltd.	64,120	81,330
	Peregrine Holdings, Ltd.	133,208	135,336
	Pick n Pay Stores, Ltd.	137,682	431,326
*	PPC, Ltd.	620,481	41,468
	PSG Group, Ltd.	40,958	349,813
	PSG Konsult, Ltd.	27,570	11,385
	Raubex Group, Ltd.	82,409	76,249
	RCL Foods, Ltd.	37,465	19,358
	Reunert, Ltd.	110,443	238,444
	RFG Holdings, Ltd.	33,536	26,394
*	Royal Bafokeng Platinum, Ltd.	28,659	50,867
	Sanlam, Ltd.	163,977	524,220
	Santam, Ltd.	18,782	278,385
*	Sappi, Ltd.	339,247	412,322
*	Sasol, Ltd.	6,235	29,591
	Sasol, Ltd., Sponsored ADR	83,230	397,839
	Shoprite Holdings, Ltd.	109,228	632,295
*	Sibanye Stillwater, Ltd.	822,803	1,676,191
*	Sibanye Stillwater, Ltd., ADR	49,830	397,146
	SPAR Group, Ltd. (The)	73,122	696,984
	Spur Corp., Ltd.	23,750	21,757
	Standard Bank Group, Ltd.	263,436	1,453,560
*	Steinhoff International Holdings NV	314,204	18,887
*	Sun International, Ltd.	73,525	65,540
*	Super Group, Ltd.	233,589	175,860
	Telkom SA SOC, Ltd.	188,008	208,452
	Tiger Brands, Ltd.	48,158	468,941
*	Tongaat Hulett, Ltd.	57,378	20,254
	Transaction Capital, Ltd.	185,160	151,452
	Trencor, Ltd.	88,428	35,582
	Truworths International, Ltd.	251,587	397,144
	Tsogo Sun Gaming, Ltd.	341,104	48,231
	Vodacom Group, Ltd.	114,626	761,788
	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	150,391
	Woolworths Holdings, Ltd.	344,532	567,390

TOTAL SOUTH AFRICA			40,157,704

SOUTH KOREA — (3.9%)
	ABOV Semiconductor Co., Ltd.	3,017	20,577
	Abpro Bio Co., Ltd.	33,350	17,022
*	ADTechnology Co., Ltd.	1,688	34,431
	Advanced Nano Products Co., Ltd.	930	9,576
	Advanced Process Systems Corp.	4,264	90,647
	AfreecaTV Co., Ltd.	2,962	146,943
*	Agabang&Company	9,906	27,361

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ahnlab, Inc.	579	$27,682
	AK Holdings, Inc.	2,876	59,595
	Amorepacific Corp.	1,320	191,202
	AMOREPACIFIC Group	1,754	83,944
*	Amotech Co., Ltd.	1,427	24,626
*	Ananti, Inc.	2,017	16,621
*	Apact Co., Ltd.	2,318	11,783
	Aprogen pharmaceuticals, Inc.	12,443	21,431
*	APS Holdings Corp.	6,201	39,492
	Asia Cement Co., Ltd.	960	53,713
	ASIA Holdings Co., Ltd.	567	38,965
	Asia Paper Manufacturing Co., Ltd.	2,188	58,380
*	Asiana Airlines, Inc.	77,860	268,568
	Austem Co., Ltd.	8,124	11,804
	Autech Corp.	5,453	42,321
	Baiksan Co., Ltd.	6,645	30,695
*	Barun Electronics Co., Ltd.	326	1,048
#	Bcworld Pharm Co., Ltd.	1,008	16,913
	BGF retail Co., Ltd.	2,200	284,613
*	BH Co., Ltd.	8,461	117,177
*	Binex Co., Ltd.	2,368	22,512
	Binggrae Co., Ltd.	1,244	65,546
	BioSmart Co., Ltd.	2,999	10,994
	BNK Financial Group, Inc.	77,870	323,838
	Boditech Med, Inc.	4,164	78,231
	Bookook Securities Co., Ltd.	1,282	19,416
	Boryung Pharmaceutical Co., Ltd.	6,452	69,019
	Bubang Co., Ltd.	10,013	17,684
	Bukwang Pharmaceutical Co., Ltd.	1,767	37,672
*	Byucksan Corp.	23,697	30,786
*	CammSys Corp.	14,666	32,411
*	Capro Corp.	15,677	41,496
	Caregen Co., Ltd.	323	15,375
*	Celltrion Pharm, Inc.	580	33,744
	Celltrion, Inc.	3,181	549,792
#	Changhae Ethanol Co., Ltd.	2,313	28,589
	Cheil Worldwide, Inc.	10,687	155,975
	Chemtronics Co., Ltd.	2,970	28,738
*	ChinHung International, Inc.	4,637	8,343
	Chong Kun Dang Pharmaceutical Corp.	1,950	155,254
	Chongkundang Holdings Corp.	956	89,622
*	Chorokbaem Media Co., Ltd.	19,854	28,295
	Chungdahm Learning, Inc.	2,571	37,292
*	CJ CGV Co., Ltd.	4,890	107,540
	CJ CheilJedang Corp.	4,075	916,671
	CJ Corp.	8,243	550,568
	CJ ENM Co., Ltd.	4,829	508,041
	CJ Freshway Corp.	1,946	33,497
*	CJ Logistics Corp.	1,786	216,905
	CKD Bio Corp.	1,422	35,401
	Clean & Science Co., Ltd.	1,813	33,309
	Com2uSCorp	2,104	185,279
	Commax Co., Ltd.	3,085	8,838
	Cosmax, Inc.	1,272	92,897
*	COSON Co., Ltd.	3,351	15,805
	Coway Co., Ltd.	8,615	436,624
	COWELL FASHION Co., Ltd.	10,296	46,380
	Crown Confectionery Co., Ltd.	733	4,814
	CROWNHAITAI Holdings Co., Ltd.	6,390	45,846

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CrucialTec Co., Ltd.	12,543	$3,877
	CS Wind Corp.	538	14,206
	Cuckoo Holdings Co., Ltd.	280	20,858
	Cuckoo Homesys Co., Ltd.	2,354	67,536
	Dae Hyun Co., Ltd.	11,980	18,144
	Dae Won Chemical Co., Ltd.	6,000	6,087
	Dae Won Kang Up Co., Ltd.	13,591	32,296
*	Daehan New Pharm Co., Ltd.	2,481	19,961
*	Dae-Il Corp.	11,265	12,713
	Daelim B&Co Co., Ltd.	2,393	6,875
	Daelim Industrial Co., Ltd.	9,207	664,322
	Daesang Corp.	9,659	174,403
	Daesang Holdings Co., Ltd.	7,797	40,907
*	Daewon Cable Co., Ltd.	7,277	6,020
*	Daewon Media Co., Ltd.	2,936	16,914
	Daewon Pharmaceutical Co., Ltd.	3,829	46,462
*	Daewoo Engineering & Construction Co., Ltd.	59,880	175,696
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	241,840
	Daewoong Co., Ltd.	6,975	99,458
	Daewoong Pharmaceutical Co., Ltd.	172	15,128
	Daihan Pharmaceutical Co., Ltd.	2,757	67,315
	Daishin Securities Co., Ltd.	16,973	138,839
*	Danal Co., Ltd.	12,134	41,768
	Danawa Co., Ltd.	1,579	34,906
*	Dasan Networks, Inc.	1,978	11,226
	Dawonsys Co., Ltd.	1,073	14,536
	DB Financial Investment Co., Ltd.	13,364	38,790
	DB HiTek Co., Ltd.	26,181	575,605
	DB Insurance Co., Ltd.	30,976	1,131,399
*	Dentium Co., Ltd.	1,909	58,952
*	Deutsch Motors, Inc.	10,784	59,362
	DGB Financial Group, Inc.	68,696	298,209
	DHP Korea Co., Ltd.	2,180	12,833
	DI Dong Il Corp.	781	39,284
	Digital Daesung Co., Ltd.	3,145	19,891
*	DIO Corp.	774	18,329
	Dohwa Engineering Co., Ltd.	2,151	15,945
	Dong-A Socio Holdings Co., Ltd.	701	50,495
	Dong-A ST Co., Ltd.	1,076	80,757
	Dong-Ah Geological Engineering Co., Ltd.	5,490	78,535
*	Dongbang Transport Logistics Co., Ltd.	10,932	19,500
	Dongjin Semichem Co., Ltd.	14,691	190,369
	DongKook Pharmaceutical Co., Ltd.	791	61,469
	Dongkuk Industries Co., Ltd.	16,033	27,587
*	Dongkuk Steel Mill Co., Ltd.	28,589	99,908
	Dongsuh Cos., Inc.	897	12,725
	Dongsung Chemical Co., Ltd.	1,451	18,599
	DONGSUNG Corp.	8,113	27,444
	Dongwha Enterprise Co., Ltd.	1,692	21,080
	Dongwha Pharm Co., Ltd.	6,113	56,434
	Dongwon F&B Co., Ltd.	458	74,438
	Dongwon Industries Co., Ltd.	960	179,425
	Dongwon Systems Corp.	803	14,510
*	Dongyang Steel Pipe Co., Ltd.	6,370	5,416
	Doosan Bobcat, Inc.	9,805	189,779
	Doosan Co., Ltd.	2,554	85,073
*	Doosan Fuel Cell Co., Ltd.	8,541	52,581
#	Doosan Heavy Industries & Construction Co., Ltd.	76,474	248,426
	Doosan Infracore Co., Ltd.	88,899	312,773

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Solus Co., Ltd.	4,708	$128,347
	DoubleUGames Co., Ltd.	3,372	160,496
	Douzone Bizon Co., Ltd.	6,519	472,445
	DRB Holding Co., Ltd.	4,715	22,567
	DSR Wire Corp.	4,487	13,336
	DTR Automotive Corp.	1,624	33,691
*	Duk San Neolux Co., Ltd.	1,045	26,914
	DY Corp.	3,478	11,228
	e Tec E&C, Ltd.	1,035	69,831
	E1 Corp.	740	20,938
	Eagon Industrial, Ltd.	2,793	13,460
	Easy Bio, Inc.	19,995	69,907
	Ecopro Co., Ltd.	5,558	92,684
	e-Credible Co., Ltd.	1,366	20,994
	E-MART, Inc.	5,440	536,061
*	EM-Tech Co., Ltd.	2,896	19,486
	ENF Technology Co., Ltd.	5,534	120,754
	Eo Technics Co., Ltd.	572	34,142
	Estechpharma Co., Ltd.	1,289	10,231
	Eugene Investment & Securities Co., Ltd.	30,725	71,525
	Eugene Technology Co., Ltd.	1,778	25,694
*	Eusu Holdings Co., Ltd.	5,858	28,613
	EVERDIGM Corp.	5,587	16,839
	F&F Co., Ltd.	2,079	182,516
	Farmsco	6,877	25,482
	FarmStory Co., Ltd.	27,766	23,217
*	Feelux Co., Ltd.	2,399	10,188
	Fila Holdings Corp.	19,444	555,913
	Fine Semitech Corp.	5,871	38,642
	Foosung Co., Ltd.	7,831	43,294
	Gabia, Inc.	4,066	48,200
*	Gamevil, Inc.	729	14,797
	Gaon Cable Co., Ltd.	1,340	17,012
*	Gigalane Co., Ltd.	5,905	5,448
	GMB Korea Corp.	5,922	21,535
*	GNCO Co., Ltd.	4,594	5,349
	GOLFZON Co., Ltd.	1,146	50,344
	Grand Korea Leisure Co., Ltd.	4,938	64,357
	Green Cross Holdings Corp.	3,869	67,444
	GS Engineering & Construction Corp.	29,104	607,685
	GS Holdings Corp.	37,024	1,164,975
	GS Retail Co., Ltd.	6,668	207,765
	Gwangju Shinsegae Co., Ltd.	211	25,356
*	GY Commerce Co., Ltd.	4,617	1,599
	HAESUNG DS Co., Ltd.	3,148	38,325
	Haimarrow Food Service Co., Ltd.	7,857	18,012
	Haitai Confectionery & Foods Co., Ltd.	2,877	16,727
	Halla Holdings Corp.	4,259	105,629
	Han Kuk Carbon Co., Ltd.	7,973	45,213
	Hana Financial Group, Inc.	47,281	1,079,326
	Hana Micron, Inc.	9,004	35,639
#	Hana Tour Service, Inc.	3,373	117,754
*	Hanall Biopharma Co., Ltd.	1,459	29,110
*	Hancom, Inc.	5,157	53,233
	Handok, Inc.	2,285	42,130
	Handsome Co., Ltd.	5,040	101,688
	Hanil Cement Co., Ltd.	949	66,800
	Hanil Holdings Co., Ltd.	777	27,064
	Hanjin Kal Corp.	460	32,895

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co., Ltd.	4,500	$170,901
	Hankook Shell Oil Co., Ltd.	303	65,300
	Hankook Tire & Technology Co., Ltd.	27,900	489,496
	Hanmi Pharm Co., Ltd.	389	82,994
	Hanmi Science Co., Ltd.	437	10,287
	HanmiGlobal Co., Ltd.	2,183	13,806
#	Hanon Systems	20,050	151,032
	Hans Biomed Corp.	747	11,782
	Hansae Co., Ltd.	1,440	14,184
	Hansae Yes24 Holdings Co., Ltd.	4,846	20,917
	Hanshin Construction	4,668	50,404
	Hanshin Machinery Co.	5,751	6,591
	Hansol Chemical Co., Ltd.	2,613	184,654
*	Hansol Holdings Co., Ltd.	18,533	45,631
	Hansol Paper Co., Ltd.	11,893	153,695
*	Hansol Technics Co., Ltd.	11,263	55,895
	Hanssem Co., Ltd.	1,642	98,495
*	Hanwha Aerospace Co., Ltd.	13,618	299,929
	Hanwha Corp.	17,230	293,894
*	Hanwha General Insurance Co., Ltd.	43,849	78,677
*	Hanwha Investment & Securities Co., Ltd.	53,696	78,443
	Hanwha Life Insurance Co., Ltd.	104,268	155,355
	Hanwha Solutions Corp.	38,826	464,668
	Hanyang Eng Co., Ltd.	5,129	42,350
*	Harim Co., Ltd.	9,249	20,231
	Harim Holdings Co., Ltd.	6,414	33,714
	HB Technology Co., Ltd.	8,492	16,747
	HDC Holdings Co., Ltd.	15,758	120,885
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	12,791
*	Heung-A Shipping Co., Ltd.	46,930	9,937
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	54,633
	High Tech Pharm Co., Ltd.	1,557	13,581
	Hite Jinro Co., Ltd.	5,237	139,737
	Hitejinro Holdings Co., Ltd.	2,515	28,028
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	34,143
*	HLB, Inc.	1,121	87,897
*	Homecast Co., Ltd.	5,594	16,369
	Hotel Shilla Co., Ltd.	9,154	640,017
	HS Industries Co., Ltd.	24,285	164,052
	HS R&A Co., Ltd.	23,290	31,116
	Huchems Fine Chemical Corp.	10,363	149,509
*	Hugel, Inc.	81	25,414
	Humedix Co., Ltd.	667	10,956
	Huons Co., Ltd.	2,213	88,343
	Huons Global Co., Ltd.	1,810	46,936
	Huvis Corp.	6,198	27,673
#	Hwail Pharm Co., Ltd.	2,876	21,365
	Hwaseung Enterprise Co., Ltd.	2,081	21,489
	Hy-Lok Corp.	3,588	35,801
*	Hyosung Advanced Materials Corp.	1,295	87,151
	Hyosung Chemical Corp.	922	87,339
	Hyosung Corp.	4,276	244,708
	Hyosung TNC Co., Ltd.	1,251	133,893
*	Hyundai Bioscience Co., Ltd.	1,683	14,875
*	Hyundai Construction Equipment Co., Ltd.	4,756	72,022
	Hyundai Corp.	2,255	27,149
	Hyundai Department Store Co., Ltd.	4,534	270,526
*	Hyundai Electric & Energy System Co., Ltd.	9,398	63,622
	Hyundai Elevator Co., Ltd.	3,637	185,912

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Engineering & Construction Co., Ltd.	17,569	$509,310
	Hyundai Glovis Co., Ltd.	5,345	446,727
	Hyundai Greenfood Co., Ltd.	23,883	160,143
	Hyundai Heavy Industries Holdings Co., Ltd.	1,682	335,834
	Hyundai Livart Furniture Co., Ltd.	5,239	50,199
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	854,487
	Hyundai Motor Co.	14,724	1,138,054
	Hyundai Motor Securities Co., Ltd.	9,464	68,529
	Hyundai Rotem Co., Ltd.	3,655	54,242
	Hyundai Steel Co.	22,674	403,283
	Hyundai Telecommunication Co., Ltd.	3,577	18,328
	Hyundai Wia Corp.	6,476	175,448
	HyVision System, Inc.	3,080	21,307
*	iA, Inc.	22,640	7,232
	ICD Co., Ltd.	2,248	28,560
*	IHQ, Inc.	28,719	36,725
*	Il Dong Pharmaceutical Co., Ltd.	3,284	35,002
*	Iljin Electric Co., Ltd.	5,010	9,859
	Iljin Holdings Co., Ltd.	9,856	30,187
	Ilyang Pharmaceutical Co., Ltd.	972	26,204
	iMarketKorea, Inc.	5,580	46,313
	InBody Co., Ltd.	3,074	47,446
	Industrial Bank of Korea	53,684	349,718
	INITECH Co., Ltd.	3,292	11,467
	Innocean Worldwide, Inc.	1,400	67,027
*	Innox Advanced Materials Co., Ltd.	1,319	39,592
*	Inscobee, Inc.	32,730	76,265
*	Insun ENT Co., Ltd.	6,974	42,058
	Interojo Co., Ltd.	2,055	39,152
	Interpark Corp.	1,465	5,154
	Interpark Holdings Corp.	19,400	29,214
	Inzi Controls Co., Ltd.	5,879	18,706
	INZI Display Co., Ltd.	6,794	8,595
	IS Dongseo Co., Ltd.	8,079	169,040
	ISC Co., Ltd.	3,461	28,865
	i-SENS, Inc.	2,574	49,817
	IsuPetasys Co., Ltd.	3,544	9,762
	It’s Hanbul Co., Ltd.	391	4,801
*	Jahwa Electronics Co., Ltd.	3,600	21,635
	JB Financial Group Co., Ltd.	74,744	297,724
*	JC Hyun System, Inc.	3,025	9,897
	Jcontentree Corp.	1,286	37,036
*	Jeju Semiconductor Corp.	2,916	6,953
*	Jejuair Co., Ltd.	3,539	59,651
	Jinsung T.E.C	6,911	32,808
	JLS Co., Ltd.	3,439	18,147
	Jusung Engineering Co., Ltd.	12,280	54,648
	JVM Co., Ltd.	239	4,846
	JW Life Science Corp.	2,832	36,294
	JYP Entertainment Corp.	7,188	122,167
	Kangwon Land, Inc.	8,480	175,258
	KAON Media Co., Ltd.	5,253	25,473
	KB Financial Group, Inc.	23,437	670,563
	KB Financial Group, Inc., ADR	12,984	365,370
	KC Co., Ltd.	3,540	40,190
	KC Green Holdings Co., Ltd.	5,380	16,031
	KC Tech Co., Ltd.	4,198	62,089
	KCC Engineering & Construction Co., Ltd.	3,969	19,627
	KEPCO Engineering & Construction Co., Inc.	860	11,938

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co., Ltd.	2,501	$66,829
	KEYEAST Co., Ltd.	20,377	44,569
	KG Eco Technology Service Co., Ltd.	5,045	16,878
	Kginicis Co., Ltd.	7,157	129,366
	KGMobilians Co., Ltd.	5,711	35,243
	Kia Motors Corp.	19,843	484,659
	KINX, Inc.	628	31,865
	KISWIRE, Ltd.	3,301	39,075
*	Kiwi Media Group Co., Ltd.	40,032	1,848
	KIWOOM Securities Co., Ltd.	3,976	244,099
	KMH Co., Ltd.	5,485	29,185
#	KMW Co., Ltd.	3,893	193,944
*	Kodaco Co., Ltd.	17,987	6,076
	Koentec Co., Ltd.	6,483	51,734
	Koh Young Technology, Inc.	1,873	124,888
	Kolmar BNH Co., Ltd.	2,817	66,712
	Kolmar Korea Holdings Co., Ltd.	2,909	52,408
	Kolon Global Corp.	2,357	15,211
	Kolon Industries, Inc.	6,395	162,018
	Kolon Plastic, Inc.	3,939	11,118
	KoMiCo, Ltd.	1,777	36,307
	Korea Aerospace Industries, Ltd.	5,693	120,104
	Korea Asset In Trust Co., Ltd.	27,927	55,576
	Korea Autoglass Corp.	5,301	57,943
*	Korea Circuit Co., Ltd.	4,621	30,053
*	Korea District Heating Corp.	551	17,390
*	Korea Electric Power Corp., Sponsored ADR	14,609	140,392
*	Korea Electric Power Corp.	4,467	87,306
	Korea Electric Terminal Co., Ltd.	2,571	60,525
	Korea Gas Corp.	4,518	99,787
*	Korea Information & Communications Co., Ltd.	4,831	32,362
	Korea Information Certificate Authority, Inc.	1,378	4,077
	Korea Investment Holdings Co., Ltd.	13,153	544,552
*	Korea Line Corp.	8,577	126,663
	Korea Petrochemical Ind Co., Ltd.	2,039	236,487
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	129,564
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,275	425,652
	Korea United Pharm, Inc.	3,679	53,338
	Korea Zinc Co., Ltd.	699	222,166
*	Korean Air Lines Co., Ltd.	39,843	652,139
	Korean Reinsurance Co.	38,045	263,063
	Kortek Corp.	5,148	40,698
	KPX Chemical Co., Ltd.	1,049	41,866
	KSS LINE, Ltd.	8,759	52,323
	KT Corp., Sponsored ADR	10,532	103,319
	KT Skylife Co., Ltd.	14,519	94,434
	KT&G Corp.	9,033	603,110
	KTB Investment & Securities Co., Ltd.	20,557	43,471
	Kukdo Chemical Co., Ltd.	1,090	37,354
	Kumho Petrochemical Co., Ltd.	8,110	511,434
*	Kumho Tire Co., Inc.	29,214	73,639
	Kumkang Kind Co., Ltd.	7,285	18,861
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	48,520
	Kyeryong Construction Industrial Co., Ltd.	4,548	60,064
	Kyobo Securities Co., Ltd.	10,286	61,156
	Kyung Dong Navien Co., Ltd.	1,778	52,150
	Kyungbang Co., Ltd.	6,447	53,021
	KyungDong City Gas Co., Ltd.	1,197	17,442
	Kyungdong Pharm Co., Ltd.	4,078	27,718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung-In Synthetic Corp.	6,920	$39,667
	LB Semicon, Inc.	12,595	74,383
	LEADCORP, Inc. (The)	14,653	64,746
*	Leaders Cosmetics Co., Ltd.	848	2,755
	LEENO Industrial, Inc.	3,102	228,025
*	Leenos Corp.	10,531	12,274
	LF Corp.	9,236	99,767
	LG Chem, Ltd.	2,028	630,126
	LG Corp.	15,362	781,687
*	LG Display Co., Ltd., ADR	144,957	652,306
*	LG Display Co., Ltd.	27,349	248,126
	LG Electronics, Inc.	45,523	2,048,766
	LG Hausys, Ltd.	3,750	159,537
	LG HelloVision Co., Ltd.	17,066	63,222
	LG Household & Health Care, Ltd.	737	835,755
	LG Innotek Co., Ltd.	7,043	763,056
	LG International Corp.	11,639	126,246
	LG Uplus Corp.	93,210	1,023,545
	LIG Nex1 Co., Ltd.	1,280	27,475
	Lion Chemtech Co., Ltd.	1,399	8,127
*	Lock & Lock Co., Ltd.	3,971	36,092
*	LOT Vacuum Co., Ltd.	2,626	20,072
	Lotte Chemical Corp.	2,827	502,373
	Lotte Chilsung Beverage Co., Ltd.	1,080	96,884
	Lotte Corp.	7,991	263,801
	LOTTE Fine Chemical Co., Ltd.	7,746	248,812
	Lotte Food Co., Ltd.	197	62,220
	LOTTE Himart Co., Ltd.	3,486	76,928
*	Lotte Non-Life Insurance Co., Ltd.	41,650	56,043
	Lotte Shopping Co., Ltd.	3,944	323,002
	LS Cable & System Asia, Ltd.	644	3,683
	LS Corp.	5,047	155,940
	LS Electric Co., Ltd.	6,112	196,828
*	Lumens Co., Ltd.	22,437	32,745
*	LVMC Holdings	13,279	54,230
	Macquarie Korea Infrastructure Fund	37,447	351,961
	Maeil Holdings Co., Ltd.	4,128	29,319
	Mando Corp.	16,984	331,378
	Mcnex Co., Ltd.	6,556	159,915
*	ME2ON Co., Ltd.	8,057	37,796
*	Medipost Co., Ltd.	771	16,720
	Medy-Tox, Inc.	1,220	116,192
	Meerecompany, Inc.	1,150	25,431
	MegaStudyEdu Co., Ltd.	3,356	123,922
	Meritz Financial Group, Inc.	16,897	136,941
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	351,163
	Meritz Securities Co., Ltd.	128,077	344,750
#	MiCo, Ltd.	18,529	136,300
	Minwise Co., Ltd.	2,371	27,885
	Mirae Asset Daewoo Co., Ltd.	56,044	258,362
	Mirae Asset Life Insurance Co., Ltd.	45,023	133,778
	Miwon Commercial Co., Ltd.	279	14,101
	Miwon Specialty Chemical Co., Ltd.	1,128	70,629
	Modetour Network, Inc.	262	2,817
	Moorim P&P Co., Ltd.	12,956	35,990
	Multicampus Co., Ltd.	752	19,468
	Namhae Chemical Corp.	4,401	28,274
*	Namsun Aluminum Co., Ltd.	3,792	15,265
*	Namuga Co., Ltd.	1,188	13,755

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NanoenTek, Inc.	2,610	$16,694
	Nasmedia Co., Ltd.	1,322	31,341
	NAVER Corp.	4,557	738,829
	NCSoft Corp.	1,285	680,856
	NeoPharm Co., Ltd.	1,311	33,192
*	Netmarble Corp.	492	38,664
*	Neuros Co., Ltd.	2,376	5,010
*	New Power Plasma Co., Ltd.	7,870	19,811
	Nexen Corp.	11,315	44,000
	Nexen Tire Corp.	21,618	101,835
	NH Investment & Securities Co., Ltd.	45,555	362,513
	NHN KCP Corp.	4,623	146,604
	NICE Holdings Co., Ltd.	8,074	132,281
	Nice Information & Telecommunication, Inc.	2,812	68,585
	NICE Information Service Co., Ltd.	12,936	186,558
	NICE Total Cash Management Co., Ltd.	5,591	27,542
*	NK Co., Ltd.	11,386	8,131
	Nong Shim Holdings Co., Ltd.	919	56,213
	NongShim Co., Ltd.	621	150,535
	Noroo Holdings Co., Ltd.	1,230	9,453
	NPC	3,066	9,147
*	OCI Co., Ltd.	6,671	218,927
	OptoElectronics Solutions Co., Ltd.	2,293	73,878
	OPTRON-TEC, Inc.	11,325	44,764
	Orion Corp.	628	64,315
	Orion Holdings Corp.	9,992	115,895
*	Osstem Implant Co., Ltd.	4,830	130,278
	Ottogi Corp.	75	33,541
	Paik Kwang Industrial Co., Ltd.	13,521	30,910
*	Pan Ocean Co., Ltd.	46,097	130,415
	Paradise Co., Ltd.	7,876	102,159
	Partron Co., Ltd.	18,711	123,951
*	Pearl Abyss Corp.	1,507	238,361
*	Pharmicell Co., Ltd.	2,963	46,219
*	PNE Solution Co., Ltd.	2,025	21,755
	Poongsan Corp.	7,772	134,723
	POSCO, Sponsored ADR	33,942	1,262,982
	POSCO	1,578	238,444
	POSCO Chemical Co., Ltd.	4,455	190,419
	Posco ICT Co., Ltd.	7,848	28,510
	Posco International Corp.	22,451	260,955
	Posco M-Tech Co., Ltd.	6,657	21,436
	Power Logics Co., Ltd.	17,904	101,256
	Protec Co., Ltd.	2,555	29,928
	PSK, Inc.	4,173	64,201
	Pulmuone Co., Ltd.	8,790	87,601
*	Redrover Co., Ltd.	12,814	2,406
	RFHIC Corp.	910	28,702
*	RFTech Co., Ltd.	6,617	33,308
	S&S Tech Corp.	4,200	72,174
	S&T Motiv Co., Ltd.	3,768	111,607
	S-1 Corp.	4,010	285,269
	Sajo Industries Co., Ltd.	712	18,660
	Sajodaerim Corp.	851	9,979
*	Sajodongaone Co., Ltd.	16,592	12,311
*	SAM KANG M&T Co., Ltd.	2,334	5,568
	Sam Yung Trading Co., Ltd.	4,091	45,553
*	Sambo Motors Co., Ltd.	6,699	22,072
	Samchully Co., Ltd.	778	47,330

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samick THK Co., Ltd.	1,844	$17,423
	Samji Electronics Co., Ltd.	5,213	38,989
	Samjin Pharmaceutical Co., Ltd.	3,278	68,323
*	Samkee Automotive Co., Ltd.	10,140	14,643
	Samkwang Glass Co., Ltd.	1,638	39,249
	SAMPYO Cement Co., Ltd.	10,906	31,490
*	Samsung Biologics Co., Ltd.	81	38,692
	Samsung Card Co., Ltd.	6,396	158,148
	Samsung Electro-Mechanics Co., Ltd.	10,373	969,781
	Samsung Electronics Co., Ltd.	504,791	20,755,757
	Samsung Electronics Co., Ltd. US7960508882, GDR	9,769	10,151,276
*	Samsung Engineering Co., Ltd.	36,533	344,800
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	1,775,968
*	Samsung Heavy Industries Co., Ltd.	79,524	279,538
	Samsung Life Insurance Co., Ltd.	10,090	409,197
	Samsung SDI Co., Ltd.	883	208,596
	Samsung SDS Co., Ltd.	2,510	334,842
	Samsung Securities Co., Ltd.	20,002	495,616
	SAMT Co., Ltd.	28,477	46,237
	Samwha Capacitor Co., Ltd.	3,281	131,202
	Samyang Corp.	1,441	46,742
	Samyang Foods Co., Ltd.	1,538	126,896
	Samyang Holdings Corp.	1,661	68,265
	Sang-A Frontec Co., Ltd.	2,592	28,667
	Sangsin Brake	6,269	14,196
	SaraminHR Co., Ltd.	2,474	51,688
	SAVEZONE I&C Corp.	10,599	19,956
#	S-Connect Co., Ltd.	28,101	47,436
	Seah Besteel Corp.	7,234	55,289
	SeAH Holdings Corp.	341	18,925
	SeAH Steel Corp.	578	18,854
	Sebo Manufacturing Engineer Corp.	1,807	7,649
#	Seegene, Inc.	2,436	183,474
	Sejong Industrial Co., Ltd.	4,410	15,221
	Sempio Foods Co.	12	285
	S-Energy Co., Ltd.	2,942	8,198
	Seohan Co., Ltd.	45,007	37,653
	Seohee Construction Co., Ltd.	54,883	47,064
	Seondo Electric Co., Ltd.	4,419	10,152
	Seoul Semiconductor Co., Ltd.	19,446	211,187
	Seoyon Co., Ltd.	5,173	15,907
*	Sewon Cellontech Co., Ltd.	8,094	17,254
	SEWOONMEDICAL Co., Ltd.	3,469	8,860
	SFA Engineering Corp.	12,841	370,182
*	SFA Semicon Co., Ltd.	43,839	189,279
*	SG&G Corp.	1,946	2,150
	Shindaeyang Paper Co., Ltd.	1,347	67,532
	Shinhan Financial Group Co., Ltd.	29,195	740,160
	Shinhan Financial Group Co., Ltd., ADR	18,630	475,438
	Shinil Electronics Co., Ltd.	17,933	28,656
	Shinsegae Engineering & Construction Co., Ltd.	1,204	24,174
	Shinsegae Food Co., Ltd.	965	48,079
	Shinsegae Information & Communication Co., Ltd.	117	10,875
	Shinsegae International, Inc.	380	67,968
	Shinsegae, Inc.	2,932	636,079
*	Shinsung E&G Co., Ltd.	17,911	12,894
*	Shinsung Tongsang Co., Ltd.	24,154	22,105
	Shinwha Intertek Corp.	9,715	19,286
*	Signetics Corp.	32,920	19,588

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Silicon Works Co., Ltd.	2,336	$57,854
	SIMMTECH Co., Ltd.	11,808	92,434
	SIMPAC, Inc.	6,156	11,696
	SK Bioland Co., Ltd.	3,311	65,185
	SK Chemicals Co., Ltd.	2,815	179,113
	SK D&D Co., Ltd.	694	13,901
	SK Discovery Co., Ltd.	6,508	134,929
	SK Gas, Ltd.	487	30,741
	SK Holdings Co., Ltd.	3,834	572,286
	SK Hynix, Inc.	51,836	3,567,227
	SK Innovation Co., Ltd.	10,608	855,745
	SK Materials Co., Ltd.	1,887	244,769
	SK Networks Co., Ltd.	79,651	353,102
	SK Securities Co., Ltd.	156,646	83,222
	SK Telecom Co., Ltd., Sponsored ADR	1,900	36,347
	SK Telecom Co., Ltd.	786	136,610
	SKC Co., Ltd.	9,852	402,003
*	SKC Solmics Co., Ltd.	12,624	30,354
	SKCKOLONPI, Inc.	4,450	120,458
	SL Corp.	6,248	68,269
*	SM Entertainment Co., Ltd.	683	15,620
*	S-MAC Co., Ltd.	38,704	42,014
	S-Oil Corp.	3,740	214,732
	Songwon Industrial Co., Ltd.	5,192	61,426
	Soulbrain Co., Ltd.	6,255	376,473
	SPC Samlip Co., Ltd.	824	48,465
	SPG Co., Ltd.	28	122
	Ssangyong Cement Industrial Co., Ltd.	48,615	204,659
	Ssangyong Motor Co.	14,162	18,108
	Suheung Co., Ltd.	1,649	59,991
	Sung Kwang Bend Co., Ltd.	9,457	48,959
	Sungdo Engineering & Construction Co., Ltd.	5,870	16,022
	Sungshin Cement Co., Ltd.	5,696	36,935
	Sungwoo Hitech Co., Ltd.	27,956	67,619
	Sunjin Co., Ltd.	4,399	30,646
*	Suprema HQ, Inc.	703	2,610
*	Suprema, Inc.	651	18,391
*	Synopex, Inc.	20,512	45,042
	Systems Technology, Inc.	3,598	47,557
*	Taewoong Co., Ltd.	4,708	22,360
	Taeyoung Engineering & Construction Co., Ltd.	25,371	300,613
*	Taihan Electric Wire Co., Ltd.	16,521	8,718
*	Taihan Textile Co., Ltd.	1,266	20,451
	TechWing, Inc.	5,406	67,900
*	Telcon RF Pharmaceutical, Inc.	4,634	18,995
	TES Co., Ltd.	957	15,700
*	Theragen Etex Co., Ltd.	2,137	18,920
*	Thinkware Systems Corp.	2,319	12,526
*	TK Chemical Corp.	20,345	36,187
	TK Corp.	8,803	52,176
	Tokai Carbon Korea Co., Ltd.	1,830	108,486
	Tongyang Life Insurance Co., Ltd.	20,755	50,460
	Top Engineering Co., Ltd.	5,140	38,396
	Toptec Co., Ltd.	1,739	29,325
	Tovis Co., Ltd.	8,847	51,664
	TS Corp.	1,552	22,901
*	T’way Holdings, Inc.	16,901	19,288
	Ubiquoss, Inc.	321	7,592
*	Uni-Chem Co., Ltd.	6,955	9,006

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co., Ltd.	3,047	$108,149
	Union Semiconductor Equipment & Materials Co., Ltd.	5,091	20,766
	UniTest, Inc.	4,539	48,016
	Value Added Technology Co., Ltd.	2,976	62,199
*	Viatron Technologies, Inc.	5,732	33,937
	Vieworks Co., Ltd.	772	22,340
*	VT GMP Co., Ltd.	5,189	46,067
*	W Holding Co., Ltd.	24,735	6,392
*	Webzen, Inc.	3,631	49,620
	Wemade Co., Ltd.	618	12,122
	Whanin Pharmaceutical Co., Ltd.	2,903	35,290
	Winix, Inc.	2,902	44,362
	Wins Co., Ltd.	945	11,998
	WiSoL Co., Ltd.	14,909	126,783
*	WONIK CUBE Corp.	8,997	10,294
*	Wonik Holdings Co., Ltd.	17,153	53,412
	Wonik Materials Co., Ltd.	4,076	80,686
*	Woongjin Energy Co., Ltd.	2,621	369
*	Woori Financial Group, Inc., Sponsored ADR	593	12,244
	Woori Financial Group, Inc.	88,365	611,967
*	Woori Investment Bank Co., Ltd.	55,554	26,570
*	Wooridul Pharmaceutical, Ltd.	2,161	11,833
	Woorison F&G Co., Ltd.	12,563	21,936
	Woory Industrial Co., Ltd.	1,316	19,506
*	Wooshin Systems Co., Ltd.	1,763	4,779
*	Woosu AMS Co., Ltd.	3,829	12,848
	Y G-1 Co., Ltd.	8,699	35,122
	Yonwoo Co., Ltd.	670	10,595
	Youlchon Chemical Co., Ltd.	2,827	35,041
	Young Poong Corp.	168	72,142
	Youngone Corp.	8,136	182,399
	Youngone Holdings Co., Ltd.	2,822	95,305
*	YoungWoo DSP Co., Ltd.	5,383	7,514
*	Yuanta Securities Korea Co., Ltd.	52,438	111,146
	Yuhan Corp.	4,100	159,287
*	Yungjin Pharmaceutical Co., Ltd.	7,605	31,081
*	Yuyang DNU Co., Ltd.	3,440	3,444

TOTAL SOUTH KOREA			112,632,722

SPAIN — (1.6%)
	Acciona SA	12,258	1,214,948
	Acerinox SA	62,083	467,680
	ACS Actividades de Construccion y Servicios SA	56,944	1,423,964
	Aena SME SA	7,298	923,820
	Alantra Partners SA	614	7,686
	Almirall SA	15,964	205,876
	Amadeus IT Group SA	38,582	1,841,613
*	Amper SA	310,784	57,782
	Applus Services SA	77,383	507,691
	Atresmedia Corp. de Medios de Comunicacion SA	37,599	97,339
	Azkoyen SA	4,453	28,407
	Banco Bilbao Vizcaya Argentaria SA	273,322	893,429
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	38,831	124,260
	Banco de Sabadell SA	2,230,938	924,938
	Banco Santander SA	1,261,320	2,818,277
	Banco Santander SA, Sponsored ADR	99,472	215,854
*	Banco Santander SA	111,581	240,746
	Bankia SA	360,701	367,064
	Bankinter SA	218,108	900,398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Bolsas y Mercados Espanoles SHMSF SA	43,757	$1,596,623
	CaixaBank SA	461,558	830,401
*	Caja de Ahorros del Mediterraneo	4,397	0
	Cellnex Telecom SA	61,565	3,220,143
	Cia de Distribucion Integral Logista Holdings SA	17,660	315,236
	CIE Automotive SA	24,889	433,622
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	266,601
	Ebro Foods SA	14,150	301,125
*	eDreams ODIGEO SA	21,208	49,760
	Elecnor SA	8,321	75,962
	Enagas SA	100,650	2,349,344
#	Ence Energia y Celulosa SA	81,778	262,823
	Endesa SA	32,657	724,338
	Ercros SA	47,819	134,795
	Euskaltel SA	37,378	297,931
	Faes Farma SA	167,040	730,383
	Ferrovial SA	3,873	96,974
*	Fluidra SA	14,819	165,138
	Fomento de Construcciones y Contratas SA	15,321	145,511
*	Global Dominion Access SA	50,319	154,810
	Grifols SA	29,198	996,437
	Grupo Catalana Occidente SA	10,643	206,841
	Grupo Empresarial San Jose SA	4,536	22,444
	Iberdrola S.A.	493,390	4,908,131
	Iberpapel Gestion SA	352	7,849
*	Indra Sistemas SA	46,457	400,647
	Industria de Diseno Textil SA	63,563	1,628,000
	Laboratorios Farmaceuticos Rovi SA	824	23,494
	Liberbank SA	945,604	189,131
	Mapfre SA	129,494	237,621
*	Masmovil Ibercom SA	17,682	333,868
	Mediaset Espana Comunicacion SA	105,629	378,500
	Melia Hotels International SA	65,079	298,623
	Miquel y Costas & Miquel SA	11,594	144,923
	Naturgy Energy Group SA	66,262	1,170,683
*	Obrascon Huarte Lain SA	51,945	41,845
	Pharma Mar SA	14,094	84,264
*	Promotora de Informaciones SA, Class A	111,527	73,694
	Prosegur Cia de Seguridad SA	118,571	261,498
*	Quabit Inmobiliaria SA	39,123	18,789
*	Realia Business SA	69,999	56,178
	Red Electrica Corp. SA	50,175	883,174
	Repsol SA, Sponsored ADR	48,980	441,308
	Repsol SA	192,426	1,746,618
	Sacyr S.A.	204,827	384,147
	Siemens Gamesa Renewable Energy SA	6,995	104,055
*	Solaria Energia y Medio Ambiente SA	5,790	59,077
*	Talgo SA	6,407	31,017
*	Tecnicas Reunidas SA	3,605	55,244
	Telefonica SA, Sponsored ADR	47,435	216,304
	Telefonica SA	375,794	1,718,312
	Tubacex SA	35,530	53,275
	Unicaja Banco SA	137,056	74,158
	Vidrala SA	7,255	649,894
	Viscofan SA	19,692	1,262,025
	Vocento SA	6,696	5,626
	Zardoya Otis SA	54,312	377,985

TOTAL SPAIN			44,958,971

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (1.9%)
	AAK AB	12,761	$208,436
	AcadeMedia AB	20,224	104,486
*	Adapteo Oyj	20,921	150,019
	AddLife AB, Class B	3,548	112,344
	AddNode Group AB	8,186	140,724
	AddTech AB, Class B	15,502	420,268
*	AF POYRY AB	13,501	245,287
*	Alfa Laval AB	48,025	897,440
	Alimak Group AB	8,628	92,692
*	Arise AB	3,191	11,183
	Arjo AB, Class B	48,778	240,913
	Assa Abloy AB, Class B	19,435	347,924
	Atlas Copco AB, Class A	47,532	1,638,165
	Atlas Copco AB, Class B	27,621	854,369
	Atrium Ljungberg AB, Class B	9,002	124,754
*	Attendo AB	40,806	155,084
	Avanza Bank Holding AB	35,135	424,494
	Axfood AB	17,831	379,316
	BE Group AB	1,844	5,393
	Beijer Alma AB	22,051	210,385
	Beijer Electronics Group AB	9,700	37,728
	Beijer Ref AB	17,619	362,026
	Bergman & Beving AB	12,025	70,849
	Besqab AB	1,033	10,305
	Betsson AB	70,099	395,021
	Bilia AB, Class A	61,438	416,660
	BillerudKorsnas AB	63,340	798,528
	BioGaia AB, Class B	6,804	327,867
	Biotage AB	17,611	217,701
	Bjorn Borg AB	11,488	13,743
	Boliden AB	105,287	2,122,312
	Bonava AB, Class B	32,578	157,900
*	Bravida Holding AB	17,041	137,587
*	Bufab AB	15,696	126,534
	Bulten AB	6,216	32,438
*	Byggmax Group AB	31,325	135,180
	Castellum AB	18,860	330,801
	Catena AB	4,067	129,411
	Clas Ohlson AB, Class B	5,198	45,619
*	Cloetta AB, Class B	81,413	187,477
	Collector AB	5,084	7,814
	Coor Service Management Holding AB	4,969	32,703
	Corem Property Group AB, Class B	21,057	40,526
	Dios Fastigheter AB	14,899	91,745
*	Dometic Group AB	146,048	976,090
*	Doro AB	9,675	32,061
	Duni AB	11,410	93,640
	Dustin Group AB	29,000	148,013
	Eastnine AB	8,283	94,669
	Elanders AB, Class B	2,164	11,048
	Electrolux AB, Class B	44,147	603,660
	Electrolux Professional AB, Class B	44,147	101,637
	Elekta AB, Class B	34,531	313,728
*	Elos Medtech AB	941	7,524
	Eltel AB	18,432	37,434
*	Enea AB	4,344	58,750
	Epiroc AB, Class A	40,318	403,487
	Epiroc AB, Class B	38,078	375,681
*	Essity AB, Class A	1,606	52,058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Essity AB, Class B	33,197	$1,075,362
	eWork Group AB	3,724	24,262
	Fabege AB	19,571	231,836
	Fagerhult AB	11,474	44,354
	Fastighets AB Balder, Class B	8,434	333,288
	FastPartner AB, Class A	10,334	73,391
	Fingerprint Cards AB, Class B	15,173	23,850
	Getinge AB, Class B	45,916	880,086
	Granges AB	44,502	325,170
*	Gunnebo AB	51,592	91,846
	Haldex AB	20,108	72,956
	Hennes & Mauritz AB, Class B	71,334	975,107
	Hexagon AB, Class B	12,262	601,720
	Hexpol AB	63,206	454,087
	HIQ International AB	27,168	112,320
	HMS Networks AB	1,659	28,576
*	Hoist Finance AB	40,260	110,876
	Holmen AB, Class B	19,680	564,622
	Hufvudstaden AB, Class A	10,117	129,635
	Humana AB	5,661	24,111
	Husqvarna AB, Class A	16,594	102,473
	Husqvarna AB, Class B	213,953	1,287,417
	ICA Gruppen AB	5,588	244,505
	Indutrade AB	22,986	738,976
	International Petroleum Corp.	33,561	52,321
#	Intrum AB	28,236	430,411
	Inwido AB	52,454	301,547
*	ITAB Shop Concept AB, Class B	3,537	4,093
	JM AB	31,451	582,861
	Kindred Group P.L.C.	67,551	319,874
	Klovern AB, Class B	27,190	36,727
*	KNOW IT AB	17,201	252,797
	Kungsleden AB	34,306	261,256
	Lagercrantz Group AB, Class B	20,489	283,515
	Lifco AB, Class B	4,216	199,280
	Lindab International AB	34,213	313,493
	Loomis AB, Class B	45,762	1,115,940
	Lundin Energy AB	20,983	539,873
*	Medivir AB, Class B	2,956	4,933
	Mekonomen AB	19,554	101,267
	Millicom International Cellular SA	17,949	466,424
*	Modern Times Group MTG AB, Class B	16,240	163,384
	Momentum Group AB, Class B	10,464	95,260
	Mycronic AB	28,090	469,234
	NCC AB, Class B	2,281	34,773
*	Nederman Holding AB	1,650	18,052
*	Net Insight AB, Class B	64,475	11,938
	New Wave Group AB, Class B	19,517	58,947
	Nibe Industrier AB, Class B	20,112	375,225
	Nobia AB	69,989	261,684
	Nobina AB	66,772	364,110
	Nolato AB, Class B	15,102	793,754
	Nordic Entertainment Group AB, Class B	4,305	102,035
	Nordic Waterproofing Holding A.S.	1,273	11,038
*	OEM International AB, Class B	2,886	59,783
	Peab AB, Class B	107,724	820,635
	Platzer Fastigheter Holding AB, Class B	3,198	24,554
	Pricer AB, Class B	52,318	105,329
	Proact IT Group AB	5,753	73,869

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Qliro Group AB	43,215	$19,502
*	Ratos AB, Class B	97,977	231,921
	RaySearch Laboratories AB	7,166	54,477
	Recipharm AB, Class B	21,390	254,143
	Resurs Holding AB	12,182	44,824
	Rottneros AB	45,215	44,071
	Saab AB, Class B	17,220	392,790
	Sagax AB, Class B	15,230	164,882
	Samhallsbyggnadsbolaget i Norden AB	217,396	421,001
*	Sandvik AB	92,994	1,430,565
#	SAS AB	172,240	161,046
	Scandi Standard AB	31,872	208,366
	Scandic Hotels Group AB	33,280	152,475
	Sectra AB, Class B	4,628	196,727
	Securitas AB, Class B	69,799	825,876
*	Semcon AB	7,689	42,915
	Sensys Gatso Group AB	132,179	15,344
*	Sinch AB	510	26,359
	Sintercast AB	958	12,315
	Skandinaviska Enskilda Banken AB, Class A	128,747	1,059,905
	Skandinaviska Enskilda Banken AB, Class C	1,755	15,680
*	Skanska AB, Class B	38,793	738,065
	SKF AB, Class A	4,930	77,799
	SKF AB, Class B	108,561	1,713,485
	SkiStar AB	18,762	174,287
*	SSAB AB, Class A	13,020	31,653
	SSAB AB, Class A	67,343	161,765
*	SSAB AB, Class B, Share, Class B	73,712	169,977
*	SSAB AB, Class B	173,571	401,159
	Svenska Cellulosa AB SCA, Class A	5,089	54,572
*	Svenska Cellulosa AB SCA, Class B	107,952	1,145,016
	Svenska Handelsbanken AB, Class A	121,387	1,107,940
	Svenska Handelsbanken AB, Class B	2,965	29,591
	Sweco AB, Class B	19,383	662,210
	Swedbank AB, Class A	67,478	798,544
	Swedish Match AB	9,488	586,325
	Swedish Orphan Biovitrum AB	8,103	155,246
	Systemair AB	3,635	51,339
	Tele2 AB, Class B	18,285	235,774
	Telefonaktiebolaget LM Ericsson, Class B	54,473	465,371
	Telia Co. AB	184,575	641,760
	Thule Group AB	31,892	594,685
*	Trelleborg AB, Class B	82,178	1,046,448
	Troax Group AB	15,479	177,303
	Vitrolife AB	9,403	170,623
	Volvo AB, Class A	42,804	547,177
	Volvo AB, Class B	279,915	3,586,988
	Wallenstam AB, Class B	19,704	204,339
	Wihlborgs Fastigheter AB	24,046	343,116

TOTAL SWEDEN			55,810,414

SWITZERLAND — (5.4%)
	ABB, Ltd.	113,045	2,145,851
	Adecco Group AG	62,773	2,746,991
*	Alcon, Inc.	55,531	2,932,592
	Allreal Holding AG	5,345	992,790
	ALSO Holding AG	2,933	603,393
*	ams AG	39,507	518,603
	APG SGA SA	506	92,808

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Arbonia AG	21,255	$180,227
*	Aryzta AG	365,604	148,554
*	Ascom Holding AG	12,384	93,922
	Autoneum Holding AG	1,715	150,753
	Bachem Holding AG, Class B	484	114,335
	Baloise Holding AG	15,586	2,331,937
	Banque Cantonale de Geneve	541	102,056
	Banque Cantonale Vaudoise	1,100	971,267
	Barry Callebaut AG	538	1,053,419
	Belimo Holding AG	119	792,254
*	Bell Food Group AG	1,013	258,705
	Bellevue Group AG	4,979	111,944
	Berner Kantonalbank AG	1,620	377,719
	BKW AG	5,641	457,574
	Bobst Group SA	4,280	213,646
	Bossard Holding AG, Class A	4,372	545,288
	Bucher Industries AG	4,147	1,169,599
	Burckhardt Compression Holding AG	989	200,678
	Burkhalter Holding AG	1,861	120,480
	Calida Holding AG	2,049	63,007
	Carlo Gavazzi Holding AG	107	19,999
	Cembra Money Bank AG	11,813	1,123,036
	Chocoladefabriken Lindt & Spruengli AG	10	839,563
	Cicor Technologies, Ltd.	869	34,063
	Cie Financiere Richemont SA	40,828	2,316,313
	Cie Financiere Tradition SA	841	98,471
	Clariant AG	51,448	951,055
	Coltene Holding AG	1,624	108,481
	Conzzeta AG	538	461,091
	Credit Suisse Group AG	168,897	1,542,137
	Credit Suisse Group AG, Sponsored ADR	40,310	364,406
	Daetwyler Holding AG	1,680	287,920
	DKSH Holding AG	15,966	899,060
	dormakaba Holding AG	1,029	513,513
*	Dottikon Es Holding AG	16	12,365
	Dufry AG	17,666	578,482
	EFG International AG	35,248	218,864
	Emmi AG	631	579,607
	EMS-Chemie Holding AG	937	605,932
	Energiedienst Holding AG	1,691	53,777
*	Evolva Holding SA	73,727	16,836
	Feintool International Holding AG	1,240	60,758
	Fenix Outdoor International AG	789	63,085
*	Flughafen Zurich AG	9,780	1,209,460
	Forbo Holding AG	716	961,587
	GAM Holding AG	79,101	166,065
	Geberit AG	4,504	2,014,202
	Georg Fischer AG	2,475	1,847,089
	Givaudan SA	313	1,049,578
	Gurit Holding AG	232	330,850
	Helvetia Holding AG	17,145	1,562,861
#	HOCHDORF Holding AG	415	27,495
	Huber & Suhner AG	7,280	464,895
*	Hypothekarbank Lenzburg AG	9	40,542
	Implenia AG	6,013	245,944
	Inficon Holding AG	729	492,774
	Interroll Holding AG	272	517,171
	Intershop Holding AG	288	147,849
	IWG P.L.C.	408,857	1,222,619

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group, Ltd.	74,371	$2,920,933
	Jungfraubahn Holding AG	462	63,189
	Kardex AG	3,331	481,077
	Komax Holding AG	1,888	273,848
#	Kudelski SA	18,111	63,882
	Kuehne + Nagel International AG	6,094	871,699
	LafargeHolcim, Ltd.	48,025	1,994,620
	LafargeHolcim, Ltd.	23,757	993,457
*	Lastminute.com NV	2,606	57,249
	LEM Holding SA	165	213,384
	Liechtensteinische Landesbank AG	4,977	283,667
	Logitech International SA	18,770	904,024
	Logitech International SA	18,686	902,160
	Lonza Group AG	4,556	1,989,448
	Luzerner Kantonalbank AG	1,408	571,526
*	Meier Tobler Group AG	996	12,520
	Metall Zug AG	82	155,015
*	Mikron Holding AG	2,431	12,091
	Mobilezone Holding AG	19,209	170,105
	Mobimo Holding AG	2,733	753,357
	Nestle SA	291,193	30,840,256
*	Newron Pharmaceuticals SpA	1,883	12,146
	Novartis AG, Sponsored ADR	109,149	9,248,195
	Novartis AG	21,111	1,801,580
	OC Oerlikon Corp. AG	102,197	767,503
	Orascom Development Holding AG	6,054	52,338
	Orell Fuessli Holding AG	152	14,560
	Orior AG	2,835	235,493
	Partners Group Holding AG	2,807	2,212,028
	Phoenix Mecano AG	223	85,299
	Plazza AG, Class A	244	70,581
	PSP Swiss Property AG	10,280	1,194,200
	Rieter Holding AG	1,653	161,232
	Roche Holding AG CH0012032048	51,641	17,883,141
	Roche Holding AG CH0012032113	2,558	888,408
	Romande Energie Holding SA	69	74,940
	Schaffner Holding AG	216	35,834
	Schindler Holding AG	3,003	645,781
#	Schmolz + Bickenbach AG	261,907	49,149
	Schweiter Technologies AG	518	513,935
	SFS Group AG	8,928	706,485
	SGS SA	650	1,466,206
	Siegfried Holding AG	1,822	830,493
	Sika AG	15,450	2,555,572
	Sonova Holding AG	5,956	1,075,735
	St Galler Kantonalbank AG	953	411,502
	Straumann Holding AG	658	500,624
	Sulzer AG	8,150	576,445
	Sunrise Communications Group AG	12,850	1,029,305
	Swatch Group AG (The)	4,575	918,027
	Swatch Group AG (The)	10,340	401,992
	Swiss Life Holding AG	5,807	2,059,297
	Swiss Prime Site AG	25,063	2,386,160
	Swiss Re AG	23,090	1,677,865
	Swisscom AG	3,100	1,610,735
	Swissquote Group Holding SA	3,872	251,452
	Temenos AG	17,328	2,245,388
	Thurgauer Kantonalbank	112	12,003
	Tornos Holding AG	3,658	16,252

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	1,266	$84,227
	u-blox Holding AG	3,847	269,460
*	UBS Group AG	276,851	2,978,917
	Valiant Holding AG	6,995	675,677
	Valora Holding AG	1,827	328,181
	VAT Group AG	3,523	581,441
	Vaudoise Assurances Holding SA	445	216,815
	Vetropack Holding AG	107	315,038
	Vifor Pharma AG	7,422	1,113,478
*	Von Roll Holding AG	14,867	8,420
	Vontobel Holding AG	12,679	658,427
	VP Bank AG	1,623	214,603
	VZ Holding AG	3,380	235,957
	Warteck Invest AG	24	51,125
	Ypsomed Holding AG	260	34,102
	Zehnder Group AG	5,117	200,518
	Zug Estates Holding AG, Class B	68	135,631
	Zuger Kantonalbank AG	31	202,179
	Zurich Insurance Group AG	9,832	3,117,278

TOTAL SWITZERLAND			156,167,049

TAIWAN — (5.3%)
	Ability Opto-Electronics Technology Co., Ltd.	35,700	40,378
	Abnova Corp.	11,000	15,543
	AcBel Polytech, Inc.	116,540	80,910
	Accton Technology Corp.	98,929	717,143
	Acer, Inc.	881,521	488,050
	ACES Electronic Co., Ltd.	43,000	35,297
*	Acon Holding, Inc.	73,000	16,274
	Acter Group Corp., Ltd.	25,300	180,869
	Actron Technology Corp.	16,983	49,805
	A-DATA Technology Co., Ltd.	71,503	135,328
	Addcn Technology Co., Ltd.	3,000	21,814
	Advanced Ceramic X Corp.	11,000	114,629
	Advanced International Multitech Co., Ltd.	64,000	70,550
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	22,355	7,199
*	Advanced Optoelectronic Technology, Inc.	31,000	17,645
	Advanced Wireless Semiconductor Co.	51,595	155,303
	Advancetek Enterprise Co., Ltd.	87,532	50,909
	Advantech Co., Ltd.	34,586	327,124
	Aerospace Industrial Development Corp.	304,000	291,945
*	AGV Products Corp.	218,413	52,432
	Airtac International Group	33,773	647,201
#	Alchip Technologies, Ltd.	25,000	243,403
	All Ring Tech Co., Ltd.	28,000	38,736
	Allied Circuit Co., Ltd.	5,000	27,471
	Allis Electric Co., Ltd.	26,950	17,499
	Alltek Technology Corp.	32,642	20,998
	Alltop Technology Co., Ltd.	28,000	85,285
	Amazing Microelectronic Corp.	19,254	55,419
	Ambassador Hotel (The)	110,000	99,855
	AMPOC Far-East Co., Ltd.	24,000	23,327
	Anpec Electronics Corp.	40,781	91,781
	Apacer Technology, Inc.	40,501	63,685
	APAQ Technology Co., Ltd.	26,319	28,023
	APCB, Inc.	62,000	45,663
	Apex Biotechnology Corp.	31,226	24,509
	Apex International Co., Ltd.	57,252	107,217
	Apex Medical Corp.	20,000	17,441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Apex Science & Engineering	75,920	$27,920
	Arcadyan Technology Corp.	49,566	133,440
	Ardentec Corp.	293,120	256,862
	Argosy Research, Inc.	26,000	83,221
	ASE Technology Holding Co., Ltd., ADR	80,709	351,083
	ASE Technology Holding Co., Ltd.	439,796	979,739
	Asia Cement Corp.	417,029	612,657
	Asia Electronic Material Co., Ltd.	17,000	7,887
#	Asia Optical Co., Inc.	74,000	178,186
*	Asia Pacific Telecom Co., Ltd.	554,588	127,358
	Asia Tech Image, Inc.	13,000	23,024
	Asia Vital Components Co., Ltd.	128,053	173,212
	ASMedia Technology, Inc.	7,364	204,594
	ASPEED Technology, Inc.	6,000	237,265
	ASROCK, Inc.	6,000	23,394
	Asustek Computer, Inc.	104,502	706,396
	Aten International Co., Ltd.	36,000	110,745
#	AU Optronics Corp.	3,746,980	985,383
	Audix Corp.	47,200	64,241
	AURAS Technology Co., Ltd.	22,000	126,579
	Aurora Corp.	18,100	54,556
	Avalue Technology, Inc.	16,000	37,287
	AVY Precision Technology, Inc.	52,326	43,621
	Axiomtek Co., Ltd.	18,000	32,830
	Bank of Kaohsiung Co., Ltd.	286,133	91,566
#	BenQ Materials Corp.	69,000	39,364
#	BES Engineering Corp.	690,000	164,337
	Bionime Corp.	7,000	15,851
	Bioteque Corp.	32,000	121,552
	Bizlink Holding, Inc.	60,038	391,185
*	Boardtek Electronics Corp.	47,000	30,604
	Bright Led Electronics Corp.	47,000	23,571
	Brighton-Best International Taiwan, Inc.	125,423	108,540
	Browave Corp.	13,000	16,801
	C Sun Manufacturing, Ltd.	79,000	74,753
	Capital Futures Corp.	34,509	45,504
	Capital Securities Corp.	1,047,600	344,641
	Career Technology MFG. Co., Ltd.	96,780	91,082
	Casetek Holdings, Ltd.	82,753	129,236
	Catcher Technology Co., Ltd.	191,360	1,449,455
	Cathay Financial Holding Co., Ltd.	778,255	1,038,439
	Cathay Real Estate Development Co., Ltd.	327,300	216,600
	Cayman Engley Industrial Co., Ltd.	15,327	32,243
	Center Laboratories, Inc.	45,818	73,584
	Central Reinsurance Co., Ltd.	67,788	41,721
	Chailease Holding Co., Ltd.	325,686	1,237,398
*	Chain Chon Industrial Co., Ltd.	27,000	7,294
	ChainQui Construction Development Co., Ltd.	20,900	14,937
*	Champion Building Materials Co., Ltd.	74,526	12,358
	Chang Hwa Commercial Bank, Ltd.	984,348	643,692
	Chang Wah Electromaterials, Inc.	15,913	85,781
	Channel Well Technology Co., Ltd.	85,000	66,228
	Charoen Pokphand Enterprise	93,920	198,058
#	Chaun-Choung Technology Corp.	10,000	83,571
	CHC Healthcare Group	50,000	60,206
	CHC Resources Corp.	37,900	57,719
	Chen Full International Co., Ltd.	48,000	55,520
	Chenbro Micom Co., Ltd.	33,000	100,046
	Cheng Loong Corp.	387,360	275,611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Cheng Mei Materials Technology Corp.	293,100	$69,134
	Cheng Shin Rubber Industry Co., Ltd.	504,341	579,792
	Cheng Uei Precision Industry Co., Ltd.	183,051	233,677
	Chenming Electronic Technology Corp.	38,000	16,089
	Chian Hsing Forging Industrial Co., Ltd.	21,000	27,394
	Chicony Electronics Co., Ltd.	159,400	449,003
	Chicony Power Technology Co., Ltd.	68,807	134,446
	Chieftek Precision Co., Ltd.	29,700	89,457
	Chilisin Electronics Corp.	77,024	270,856
	China Airlines, Ltd.	2,166,019	597,761
	China Bills Finance Corp.	384,000	188,709
	China Chemical & Pharmaceutical Co., Ltd.	122,000	86,647
	China Development Financial Holding Corp.	1,929,412	583,779
	China Ecotek Corp.	11,000	12,034
	China Electric Manufacturing Corp.	151,200	65,140
	China General Plastics Corp.	201,323	122,227
*	China Life Insurance Co., Ltd.	791,708	540,595
	China Metal Products	104,290	88,101
	China Steel Chemical Corp.	41,000	144,176
	China Steel Corp.	1,142,881	765,464
	China Steel Structure Co., Ltd.	24,000	17,160
	China Wire & Cable Co., Ltd.	34,160	31,710
	Chinese Maritime Transport, Ltd.	31,570	26,374
	Ching Feng Home Fashions Co., Ltd.	54,000	47,453
	Chin-Poon Industrial Co., Ltd.	144,126	123,725
	Chipbond Technology Corp.	349,000	656,993
	ChipMOS Techinologies, Inc.	86,096	88,004
	ChipMOS Technologies, Inc., ADR	4,591	91,822
	Chlitina Holding, Ltd.	19,000	124,686
	Chong Hong Construction Co., Ltd.	116,941	321,960
	Chroma ATE, Inc.	65,560	302,105
	Chun YU Works & Co., Ltd.	18,000	10,454
	Chun Yuan Steel Industry Co., Ltd.	160,570	50,862
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	143,750
	Chung Hung Steel Corp.	556,212	144,519
	Chung Hwa Pulp Corp.	191,629	48,886
	Chunghwa Precision Test Tech Co., Ltd.	2,000	43,302
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,702	136,271
	Chunghwa Telecom Co., Ltd.	112,727	414,317
	Cleanaway Co., Ltd.	45,000	235,438
	CMC Magnetics Corp.	599,645	157,373
*	CoAsia Electronics Corp.	65,094	25,115
	Coland Holdings, Ltd.	11,000	7,656
	Compal Electronics, Inc.	1,343,747	856,630
	Compeq Manufacturing Co., Ltd.	702,000	928,601
	Compucase Enterprise	31,000	27,616
*	Concord Securities Co., Ltd.	279,727	65,456
	Concraft Holding Co., Ltd.	11,515	48,985
	Continental Holdings Corp.	215,200	79,620
	Contrel Technology Co., Ltd.	44,000	21,719
	Coremax Corp.	16,772	35,516
	Coretronic Corp.	208,000	221,632
	Co-Tech Development Corp.	101,253	135,137
	Coxon Precise Industrial Co., Ltd.	40,000	16,339
*	CSBC Corp. Taiwan	33,286	24,434
	CTBC Financial Holding Co., Ltd.	1,901,655	1,267,248
	CTCI Corp.	222,444	245,939
	Cub Elecparts, Inc.	16,450	78,110
	CviLux Corp.	26,600	21,262

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CyberPower Systems, Inc.	20,000	$55,748
	CyberTAN Technology, Inc.	152,424	75,684
	Cypress Technology Co., Ltd.	17,000	43,038
	DA CIN Construction Co., Ltd.	95,000	68,280
	Dadi Early-Childhood Education Group, Ltd.	9,368	59,863
	Da-Li Development Co., Ltd.	38,431	37,755
*	Danen Technology Corp.	39,285	5,365
	Darfon Electronics Corp.	104,000	129,193
	Darwin Precisions Corp.	178,000	69,682
	Daxin Materials Corp.	31,100	88,346
	De Licacy Industrial Co., Ltd.	68,662	48,753
	Delpha Construction Co., Ltd.	53,320	32,063
	Delta Electronics, Inc.	82,699	385,725
	Depo Auto Parts Ind Co., Ltd.	58,000	90,855
	Dimerco Express Corp.	27,000	22,524
	D-Link Corp.	270,976	110,110
	Donpon Precision, Inc.	17,000	7,478
*	Dynamic Electronics Co., Ltd.	134,183	85,796
	Dynapack International Technology Corp.	71,000	169,031
	E & R Engineering Corp.	11,000	12,619
	E Ink Holdings, Inc.	171,000	176,304
	E.Sun Financial Holding Co., Ltd.	1,753,607	1,593,310
	Eastern Media International Corp.	170,064	75,065
	Eclat Textile Co., Ltd.	36,143	360,828
	ECOVE Environment Corp.	10,000	70,471
*	Edimax Technology Co., Ltd.	52,313	15,264
	Edison Opto Corp.	40,000	17,009
	Edom Technology Co., Ltd.	54,162	29,880
	eGalax_eMPIA Technology, Inc.	23,861	38,471
#	Egis Technology, Inc.	39,000	247,235
#	Elan Microelectronics Corp.	82,600	265,327
	E-LIFE MALL Corp.	25,000	56,275
#	Elite Advanced Laser Corp.	55,723	131,350
#	Elite Material Co., Ltd.	160,162	692,189
	Elite Semiconductor Memory Technology, Inc.	114,000	155,654
*	Elitegroup Computer Systems Co., Ltd.	157,087	57,236
	eMemory Technology, Inc.	19,000	178,677
	Ennoconn Corp.	18,310	118,477
	EnTie Commercial Bank Co., Ltd.	206,000	101,100
#	Epistar Corp.	466,743	594,225
	Eson Precision Ind. Co., Ltd.	35,000	34,733
	Eternal Materials Co., Ltd.	311,993	279,744
*	Etron Technology, Inc.	112,000	24,752
	Eurocharm Holdings Co., Ltd.	17,000	55,820
	Eva Airways Corp.	1,667,132	641,145
*	Everest Textile Co., Ltd.	158,094	40,059
	Evergreen International Storage & Transport Corp.	262,000	115,862
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	299,727
	Everlight Chemical Industrial Corp.	199,155	93,843
	Everlight Electronics Co., Ltd.	210,225	228,004
*	Everspring Industry Co., Ltd.	35,000	9,279
	Excelsior Medical Co., Ltd.	49,684	89,716
	EZconn Corp.	12,600	15,300
	Far Eastern Department Stores, Ltd.	496,249	383,636
	Far Eastern International Bank	1,177,986	419,247
	Far Eastern New Century Corp.	571,625	496,380
	Far EasTone Telecommunications Co., Ltd.	191,000	425,409
	Faraday Technology Corp.	62,637	90,051
	Farglory Land Development Co., Ltd.	179,575	257,707

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Federal Corp.	203,567	$111,695
	Feng Hsin Steel Co., Ltd.	240,000	419,569
	Feng TAY Enterprise Co., Ltd.	52,748	300,095
	Firich Enterprises Co., Ltd.	16,000	15,379
	First Financial Holding Co., Ltd.	1,599,697	1,178,134
	First Hi-Tec Enterprise Co., Ltd.	21,000	29,394
	First Insurance Co., Ltd. (The)	58,000	27,422
	First Steamship Co., Ltd.	227,113	77,996
#	FLEXium Interconnect, Inc.	158,515	570,494
	Flytech Technology Co., Ltd.	48,312	110,567
	FocalTech Systems Co., Ltd.	94,000	101,002
	Forest Water Environment Engineering Co., Ltd.	11,349	16,099
	Formosa Advanced Technologies Co., Ltd.	69,000	86,522
	Formosa Chemicals & Fibre Corp.	134,821	341,505
	Formosa International Hotels Corp.	14,246	67,213
	Formosa Laboratories, Inc.	41,108	68,906
	Formosa Plastics Corp.	142,000	416,805
	Formosa Sumco Technology Corp.	8,000	39,598
	Formosan Union Chemical	135,304	57,505
	Fortune Electric Co., Ltd.	22,000	19,508
	Founding Construction & Development Co., Ltd.	62,208	32,583
	Foxsemicon Integrated Technology, Inc.	25,845	140,773
	Froch Enterprise Co., Ltd.	89,000	31,252
	Fubon Financial Holding Co., Ltd.	942,019	1,331,995
	Fulgent Sun International Holding Co., Ltd.	30,808	99,805
	Fulltech Fiber Glass Corp.	165,604	58,919
	Fwusow Industry Co., Ltd.	70,321	44,134
	Gallant Precision Machining Co., Ltd.	65,000	39,951
	Gamania Digital Entertainment Co., Ltd.	46,000	81,170
	GCS Holdings, Inc.	24,000	42,609
	GEM Services, Inc.	24,200	45,888
*	Gemtek Technology Corp.	153,348	106,200
#	General Interface Solution Holding, Ltd.	127,000	403,442
	General Plastic Industrial Co., Ltd.	19,114	18,530
	Generalplus Technology, Inc.	39,000	38,624
	Genesys Logic, Inc.	43,000	47,896
	Genius Electronic Optical Co., Ltd.	49,646	797,982
	Genmont Biotech, Inc.	23,000	18,492
	Getac Technology Corp.	182,000	271,199
	Giant Manufacturing Co., Ltd.	102,760	605,727
*	Giantplus Technology Co., Ltd.	117,000	36,934
	Gigabyte Technology Co., Ltd.	64,000	110,823
*	Gigasolar Materials Corp.	3,600	11,065
*	Gigastorage Corp.	94,402	31,495
	Ginko International Co., Ltd.	18,000	94,317
	Global Brands Manufacture, Ltd.	122,000	57,846
	Global Lighting Technologies, Inc.	8,000	34,091
	Global PMX Co., Ltd.	15,000	70,190
	Global Unichip Corp.	32,000	257,141
#	Globalwafers Co., Ltd.	33,000	419,992
	Globe Union Industrial Corp.	129,075	57,030
	Gloria Material Technology Corp.	194,636	105,031
*	Gold Circuit Electronics, Ltd.	219,000	240,684
	Goldsun Building Materials Co., Ltd.	560,624	257,329
	Gourmet Master Co., Ltd.	27,026	86,787
	Grand Ocean Retail Group, Ltd.	40,000	32,567
*	Grand Pacific Petrochemical	393,000	196,901
	Grand Plastic Technology Corp.	8,000	61,204
	GrandTech CG Systems, Inc.	26,250	35,573

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Grape King Bio, Ltd.	37,000	$245,046
	Great China Metal Industry	57,000	40,585
	Great Taipei Gas Co., Ltd.	54,000	54,937
	Great Wall Enterprise Co., Ltd.	333,568	461,513
	Greatek Electronics, Inc.	193,000	292,725
	GTM Holdings Corp.	59,350	41,398
*	HannsTouch Solution, Inc.	289,941	107,534
	Harvatek Corp.	58,239	23,276
	Hey Song Corp.	129,500	140,599
	Highwealth Construction Corp.	173,478	253,140
	HIM International Music, Inc.	7,800	29,521
	Hiroca Holdings, Ltd.	21,795	40,617
	Hitron Technology, Inc.	38,559	25,737
	Hiwin Technologies Corp.	62,324	594,458
	Ho Tung Chemical Corp.	418,118	103,821
	Hocheng Corp.	66,000	16,417
	Holiday Entertainment Co., Ltd.	21,000	44,665
	Holtek Semiconductor, Inc.	99,000	219,793
	Holy Stone Enterprise Co., Ltd.	77,000	318,075
	Hon Hai Precision Industry Co., Ltd.	935,177	2,403,374
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	133,496
	Hon Hai Precision Industry Co., Ltd., GDR	12,684	65,576
	Hong Pu Real Estate Development Co., Ltd.	111,695	82,027
	Hong YI Fiber Industry Co.	64,000	37,125
*	Horizon Securities Co., Ltd.	142,000	28,409
#	Hota Industrial Manufacturing Co., Ltd.	64,047	201,247
	Hotai Motor Co., Ltd.	38,000	701,599
	Hotron Precision Electronic Industrial Co., Ltd.	29,715	40,974
	Hsin Kuang Steel Co., Ltd.	87,000	69,449
	Hsin Yung Chien Co., Ltd.	16,590	44,435
	Hsing TA Cement Co.	47,000	27,728
	Hu Lane Associate, Inc.	33,431	80,141
	Hua Nan Financial Holdings Co., Ltd.	1,099,734	714,367
	Huaku Development Co., Ltd.	87,540	266,345
	Huang Hsiang Construction Corp.	72,000	80,749
	Hung Ching Development & Construction Co., Ltd.	60,000	40,833
	Hung Sheng Construction, Ltd.	250,760	148,602
	Huxen Corp.	9,000	15,869
*	Hwa Fong Rubber Industrial Co., Ltd.	60,304	24,539
	Ibase Technology, Inc.	47,353	60,291
	IBF Financial Holdings Co., Ltd.	1,162,152	425,820
	Ichia Technologies, Inc.	139,000	62,405
*	I-Chiun Precision Industry Co., Ltd.	61,000	15,285
	Innodisk Corp.	38,822	241,206
#	Innolux Corp.	2,815,685	611,578
	Intai Technology Corp.	12,000	49,825
*	Integrated Service Technology, Inc.	47,656	72,091
	IntelliEPI, Inc.	5,000	8,392
	International CSRC Investment Holdings Co.	327,287	230,693
	International Games System Co., Ltd.	36,000	670,395
	Inventec Corp.	823,945	647,393
	Iron Force Industrial Co., Ltd.	18,000	55,270
	I-Sheng Electric Wire & Cable Co., Ltd.	40,000	58,798
	ITE Technology, Inc.	48,000	75,448
#	ITEQ Corp.	166,019	801,371
	Jarllytec Co., Ltd.	26,000	61,311
	Jih Lin Technology Co., Ltd.	25,000	37,698
	Jih Sun Financial Holdings Co., Ltd.	702,973	221,994
	JMC Electronics Co., Ltd.	10,000	18,723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jourdeness Group, Ltd.	18,000	$49,289
	K Laser Technology, Inc.	37,000	17,560
	Kaori Heat Treatment Co., Ltd.	30,147	64,291
	Kaulin Manufacturing Co., Ltd.	34,000	14,568
	KEE TAI Properties Co., Ltd.	186,790	61,094
	Kenda Rubber Industrial Co., Ltd.	162,825	144,674
	Kenmec Mechanical Engineering Co., Ltd.	68,000	34,843
	Kerry TJ Logistics Co., Ltd.	61,000	83,693
*	Key Ware Electronics Co., Ltd.	49,793	17,416
	Kindom Development Co., Ltd.	118,000	103,167
	King Chou Marine Technology Co., Ltd.	39,220	39,986
	King Slide Works Co., Ltd.	9,000	93,597
#	King Yuan Electronics Co., Ltd.	805,545	965,591
	Kingpak Technology, Inc.	16,043	76,752
	King’s Town Bank Co., Ltd.	340,000	363,428
*	King’s Town Construction Co., Ltd.	50,000	56,815
	Kinik Co.	59,000	116,080
*	Kinko Optical Co., Ltd.	37,000	28,385
	Kinpo Electronics	644,000	279,329
	Kinsus Interconnect Technology Corp.	118,000	206,414
	KMC Kuei Meng International, Inc.	26,581	76,399
	KS Terminals, Inc.	47,162	60,263
	Kung Long Batteries Industrial Co., Ltd.	31,000	150,934
*	Kung Sing Engineering Corp.	148,853	45,442
	Kuo Toong International Co., Ltd.	79,917	46,174
	Kuoyang Construction Co., Ltd.	169,420	145,988
	Kwong Fong Industries Corp.	48,915	17,739
	Kwong Lung Enterprise Co., Ltd.	19,000	26,082
	L&K Engineering Co., Ltd.	74,000	63,279
	La Kaffa International Co., Ltd.	5,000	24,955
	Land Mark Optoelectronics Corp.	20,000	186,687
	Lanner Electronics, Inc.	48,793	95,446
	Largan Precision Co., Ltd.	5,000	681,568
	Laser Tek Taiwan Co., Ltd.	20,000	14,916
	Laster Tech Corp., Ltd.	18,493	15,255
	Lealea Enterprise Co., Ltd.	308,933	73,711
	Ledlink Optics, Inc.	18,900	14,887
	LEE CHI Enterprises Co., Ltd.	96,000	23,888
	Lelon Electronics Corp.	40,750	54,774
	Lemtech Holdings Co., Ltd.	26,396	71,093
*	Leofoo Development Co., Ltd.	40,104	14,762
*	LES Enphants Co., Ltd.	81,000	16,672
	Lextar Electronics Corp.	147,500	86,283
	Li Cheng Enterprise Co., Ltd.	60,163	64,577
	Li Peng Enterprise Co., Ltd.	246,366	50,355
	Lian HWA Food Corp.	50,652	69,985
	Lien Hwa Industrial Holdings Corp.	222,657	320,737
	Lifestyle Global Enterprise, Inc.	6,000	13,019
	Lingsen Precision Industries, Ltd.	179,000	59,480
	Lion Travel Service Co., Ltd.	4,000	9,528
	Lite-On Semiconductor Corp.	113,448	157,167
	Lite-On Technology Corp.	791,164	1,229,429
	Long Da Construction & Development Corp.	41,000	19,818
	Longchen Paper & Packaging Co., Ltd.	252,661	112,541
	Longwell Co.	41,000	85,265
	Lotes Co., Ltd.	33,653	374,585
	Lu Hai Holding Corp.	6,928	8,928
	Lumax International Corp., Ltd.	40,034	86,942
	Lung Yen Life Service Corp.	48,000	90,037

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	LuxNet Corp.	28,976	$18,445
	Macauto Industrial Co., Ltd.	34,000	77,875
	Machvision, Inc.	9,000	100,732
	Macroblock, Inc.	8,000	24,846
#	Macronix International	1,017,974	1,214,514
#	Makalot Industrial Co., Ltd.	103,561	440,953
	Marketech International Corp.	15,000	37,041
	Materials Analysis Technology, Inc.	20,355	51,350
	Mayer Steel Pipe Corp.	51,700	30,755
	MediaTek, Inc.	58,048	801,552
	Mega Financial Holding Co., Ltd.	357,365	359,484
	Meiloon Industrial Co.	29,050	20,480
	Mercuries & Associates Holding, Ltd.	201,742	148,260
*	Mercuries Life Insurance Co., Ltd.	508,756	163,451
#	Merry Electronics Co., Ltd.	83,050	387,664
*	Microbio Co., Ltd.	97,881	63,719
	Micro-Star International Co., Ltd.	113,394	351,742
	Mildef Crete, Inc.	20,000	31,602
*	MIN AIK Technology Co., Ltd.	64,000	27,010
	Mirle Automation Corp.	87,805	98,367
	MJ International Co., Ltd.	8,000	18,016
	Mobiletron Electronics Co., Ltd.	32,600	29,413
	momo.com, Inc.	12,000	193,520
*	Motech Industries, Inc.	155,752	28,215
	MPI Corp.	31,000	68,397
	Nak Sealing Technologies Corp.	35,000	78,001
	Namchow Holdings Co., Ltd.	84,000	127,454
	Nan Kang Rubber Tire Co., Ltd.	101,183	135,468
#	Nan Liu Enterprise Co., Ltd.	13,000	94,669
	Nan Ya Plastics Corp.	172,187	380,922
#	Nan Ya Printed Circuit Board Corp.	100,000	236,836
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	24,161
	Nantex Industry Co., Ltd.	137,392	139,147
	Nanya Technology Corp.	295,110	633,478
	National Aerospace Fasteners Corp.	10,000	20,405
	National Petroleum Co., Ltd.	67,000	98,533
	Nexcom International Co., Ltd.	20,000	14,961
	Nichidenbo Corp.	90,424	147,521
	Nien Hsing Textile Co., Ltd.	62,654	33,446
	Nien Made Enterprise Co., Ltd.	43,000	329,946
	Nova Technology Corp.	7,000	35,520
	Novatek Microelectronics Corp.	113,000	702,742
	Nuvoton Technology Corp.	64,109	80,500
*	O-Bank Co., Ltd.	304,000	73,993
*	Ocean Plastics Co., Ltd.	62,000	62,189
	On-Bright Electronics, Inc.	17,160	131,114
	OptoTech Corp.	154,005	110,497
	Orient Europharma Co., Ltd.	9,000	12,978
*	Orient Semiconductor Electronics, Ltd.	166,605	68,236
	Oriental Union Chemical Corp.	275,992	155,732
	O-TA Precision Industry Co., Ltd.	27,642	39,349
	Pacific Hospital Supply Co., Ltd.	14,000	37,339
	Paiho Shih Holdings Corp.	46,573	48,133
	Pan Jit International, Inc.	143,046	116,428
	Pan-International Industrial Corp.	197,000	124,925
	Parade Technologies, Ltd.	35,000	860,218
*	Paragon Technologies Co., Ltd.	20,423	19,749
#	PCL Technologies, Inc.	16,610	61,998
	P-Duke Technology Co., Ltd.	24,970	58,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pegatron Corp.	695,261	$1,525,338
	Pharmally International Holding Co., Ltd.	18,917	103,024
*	Phihong Technology Co., Ltd.	148,272	36,322
	Phison Electronics Corp.	43,000	408,051
	Phoenix Tours International, Inc.	7,717	8,282
	Planet Technology Corp.	15,000	31,300
	Plotech Co., Ltd.	47,000	28,945
	Polytronics Technology Corp.	10,000	20,508
	Posiflex Technology, Inc.	29,698	90,837
	Pou Chen Corp.	1,373,528	1,293,443
	Power Wind Health Industry, Inc.	6,856	38,409
	Powertech Technology, Inc.	453,900	1,517,869
	Poya International Co., Ltd.	18,436	308,124
	President Chain Store Corp.	90,768	938,607
	President Securities Corp.	455,361	204,622
	Primax Electronics, Ltd.	210,000	328,401
	Prince Housing & Development Corp.	569,000	192,758
	Pro Hawk Corp.	6,000	30,214
	Promate Electronic Co., Ltd.	59,000	65,528
	Prosperity Dielectrics Co., Ltd.	46,000	91,060
	Qisda Corp.	715,875	403,623
	QST International Corp.	27,000	41,584
	Qualipoly Chemical Corp.	43,547	38,175
	Quang Viet Enterprise Co., Ltd.	11,000	46,428
	Quanta Computer, Inc.	371,007	801,623
	Quintain Steel Co., Ltd.	64,842	13,888
	Radium Life Tech Co., Ltd.	419,250	147,723
	Rafael Microelectronics, Inc.	8,000	33,620
	Realtek Semiconductor Corp.	96,098	822,921
	Rechi Precision Co., Ltd.	183,185	104,864
	Rexon Industrial Corp., Ltd.	17,000	40,844
	Rich Development Co., Ltd.	264,814	82,582
	RichWave Technology Corp.	9,500	56,632
*	Right WAY Industrial Co., Ltd.	18,654	8,067
*	Ritek Corp.	579,606	97,117
	Rodex Fasteners Corp.	11,000	13,034
*	Roo Hsing Co., Ltd.	144,000	44,625
*	Rotam Global Agrosciences, Ltd.	21,319	10,363
	Ruentex Development Co., Ltd.	237,061	352,821
	Ruentex Engineering & Construction Co.	13,000	26,809
	Ruentex Industries, Ltd.	152,901	350,186
	Run Long Construction Co., Ltd.	33,000	65,395
	Samebest Co., Ltd.	11,550	25,535
	Sampo Corp.	166,200	107,206
	San Fang Chemical Industry Co., Ltd.	60,648	48,125
	San Far Property, Ltd.	83,567	46,270
	San Shing Fastech Corp.	35,565	55,434
	Sanitar Co., Ltd.	16,000	15,763
	Sanyang Motor Co., Ltd.	200,900	132,920
#	SCI Pharmtech, Inc.	19,450	86,988
	Scientech Corp.	18,000	28,384
	SDI Corp.	59,000	95,149
	Senao International Co., Ltd.	39,000	38,040
	Senao Networks, Inc.	13,000	46,319
	Sercomm Corp.	61,000	152,429
	Sesoda Corp.	64,191	52,253
	Shan-Loong Transportation Co., Ltd.	48,000	47,424
	Sharehope Medicine Co., Ltd.	22,904	35,372
	Sheng Yu Steel Co., Ltd.	61,000	33,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ShenMao Technology, Inc.	44,922	$29,185
*	Shih Wei Navigation Co., Ltd.	91,814	17,998
	Shin Kong Financial Holding Co., Ltd.	1,436,607	408,984
	Shin Zu Shing Co., Ltd.	53,549	234,975
*	Shinih Enterprise Co., Ltd.	24,000	18,132
*	Shining Building Business Co., Ltd.	229,439	69,440
	Shinkong Insurance Co., Ltd.	96,000	118,565
	Shinkong Textile Co., Ltd.	59,000	81,224
	Shiny Chemical Industrial Co., Ltd.	28,000	89,217
*	Shuttle, Inc.	60,000	20,268
	Sigurd Microelectronics Corp.	250,770	305,344
	Silergy Corp.	5,000	198,642
	Simplo Technology Co., Ltd.	42,600	442,426
	Sinbon Electronics Co., Ltd.	120,616	587,109
	Sincere Navigation Corp.	162,868	80,532
	Single Well Industrial Corp.	13,500	7,827
	Sinher Technology, Inc.	33,000	43,331
	Sinmag Equipment Corp.	22,196	70,355
	Sino-American Silicon Products, Inc.	263,000	776,845
	Sinon Corp.	203,000	128,224
	SinoPac Financial Holdings Co., Ltd.	1,475,308	600,471
	Sinphar Pharmaceutical Co., Ltd.	34,977	22,835
	Sinyi Realty Co.	128,077	113,421
	Sitronix Technology Corp.	64,000	311,165
	Siward Crystal Technology Co., Ltd.	70,000	46,968
*	Solar Applied Materials Technology Co.	124,519	80,625
	Solteam, Inc.	19,190	15,570
	Southeast Cement Co., Ltd.	33,000	17,772
*	Speed Tech Corp.	16,000	36,653
	Sporton International, Inc.	24,213	159,770
#	St Shine Optical Co., Ltd.	18,000	209,881
	Standard Chemical & Pharmaceutical Co., Ltd.	40,330	52,565
	Standard Foods Corp.	94,003	211,868
	Stark Technology, Inc.	32,800	66,649
	Sunny Friend Environmental Technology Co., Ltd.	18,000	155,745
	Sunonwealth Electric Machine Industry Co., Ltd.	107,000	139,645
	Sunrex Technology Corp.	43,581	48,300
	Sunspring Metal Corp.	35,000	25,173
	Supreme Electronics Co., Ltd.	239,305	268,768
	Swancor Holding Co., Ltd.	11,000	26,639
	Sweeten Real Estate Development Co., Ltd.	42,685	28,993
	Syncmold Enterprise Corp.	49,750	129,989
	Synmosa Biopharma Corp.	28,822	22,004
	Synnex Technology International Corp.	181,810	242,642
	Sysage Technology Co., Ltd.	31,908	37,773
*	Sysgration	29,009	22,646
	Systex Corp.	48,000	130,522
	T3EX Global Holdings Corp.	39,000	28,577
#	TA Chen Stainless Pipe	407,587	362,108
	Ta Liang Technology Co., Ltd.	23,000	31,270
	Ta Ya Electric Wire & Cable	260,000	85,435
	Ta Yih Industrial Co., Ltd.	16,000	31,007
	TA-I Technology Co., Ltd.	41,064	109,431
*	Tai Tung Communication Co., Ltd.	38,000	20,775
	Taichung Commercial Bank Co., Ltd.	1,024,961	392,597
	TaiDoc Technology Corp.	19,323	123,128
	Taiflex Scientific Co., Ltd.	83,640	130,002
	Taimide Tech, Inc.	46,252	57,105
	Tainan Enterprises Co., Ltd.	37,000	25,722

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tainan Spinning Co., Ltd.	569,171	$174,322
*	Tainergy Tech Co., Ltd.	47,679	23,839
	Taishin Financial Holding Co., Ltd.	1,813,486	771,334
	TaiSol Electronics Co., Ltd.	19,000	61,063
	Taisun Enterprise Co., Ltd.	78,601	61,804
	Taita Chemical Co., Ltd.	109,572	36,073
	Taiwan Business Bank	1,429,409	517,802
	Taiwan Cement Corp.	978,511	1,411,771
	Taiwan Chinsan Electronic Industrial Co., Ltd.	36,238	38,668
	Taiwan Cogeneration Corp.	78,993	87,204
	Taiwan Cooperative Financial Holding Co., Ltd.	909,381	610,661
	Taiwan FamilyMart Co., Ltd.	6,000	44,612
	Taiwan Fertilizer Co., Ltd.	163,000	251,207
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	44,501
	Taiwan FU Hsing Industrial Co., Ltd.	64,000	85,740
	Taiwan Glass Industry Corp.	349,672	105,139
	Taiwan High Speed Rail Corp.	171,000	195,300
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	292,255
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	50,795
*	Taiwan Land Development Corp.	371,640	86,095
	Taiwan Line Tek Electronic	11,337	9,903
	Taiwan Mobile Co., Ltd.	105,800	381,209
	Taiwan Navigation Co., Ltd.	73,000	39,252
	Taiwan Paiho, Ltd.	131,892	302,291
	Taiwan PCB Techvest Co., Ltd.	140,800	158,708
*	Taiwan Prosperity Chemical Corp.	79,000	23,195
	Taiwan Pulp & Paper Corp.	78,280	54,192
	Taiwan Sakura Corp.	57,512	90,969
	Taiwan Sanyo Electric Co., Ltd.	12,750	13,056
	Taiwan Secom Co., Ltd.	44,330	131,122
	Taiwan Semiconductor Co., Ltd.	108,000	137,991
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	15,773,978
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	3,938,931
	Taiwan Steel Union Co., Ltd.	10,000	21,175
	Taiwan Styrene Monomer	280,833	158,811
	Taiwan Surface Mounting Technology Corp.	125,867	377,551
	Taiwan TEA Corp.	352,704	168,868
	Taiwan Union Technology Corp.	101,000	455,342
	Taiyen Biotech Co., Ltd.	48,000	50,113
*	Tatung Co., Ltd.	633,000	454,841
	TCI Co., Ltd.	30,218	230,841
	Te Chang Construction Co., Ltd.	23,562	23,049
	Teco Electric and Machinery Co., Ltd.	545,000	490,421
	Tehmag Foods Corp.	10,500	74,681
	Tera Autotech Corp.	16,000	12,033
	Test Research, Inc.	99,532	172,383
	Test-Rite International Co., Ltd.	119,389	76,916
*	Tex-Ray Industrial Co., Ltd.	59,000	21,289
	Thinking Electronic Industrial Co., Ltd.	44,000	123,655
	Thye Ming Industrial Co., Ltd.	48,850	50,078
	Ton Yi Industrial Corp.	388,200	119,207
#	Tong Hsing Electronic Industries, Ltd.	49,000	198,860
	Tong Yang Industry Co., Ltd.	219,041	261,790
	Tong-Tai Machine & Tool Co., Ltd.	76,160	33,782
	TOPBI International Holdings, Ltd.	37,585	88,008
	Topco Scientific Co., Ltd.	53,945	185,446
	Topco Technologies Corp.	10,000	22,047
	Topkey Corp.	32,000	118,760
	Topoint Technology Co., Ltd.	67,044	43,644

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	40,000	$36,180
*	TPK Holding Co., Ltd.	223,000	311,959
	Transcend Information, Inc.	37,483	88,522
	Tripod Technology Corp.	193,970	685,373
	Tsang Yow Industrial Co., Ltd.	31,000	15,481
	Tsann Kuen Enterprise Co., Ltd.	29,913	15,986
	TSC Auto ID Technology Co., Ltd.	14,630	99,159
*	TSEC Corp.	105,441	19,610
	TSRC Corp.	240,717	130,729
	Ttet Union Corp.	15,000	59,328
	TTFB Co., Ltd.	6,000	45,772
	TTY Biopharm Co., Ltd.	63,267	150,110
	Tung Ho Steel Enterprise Corp.	402,254	310,584
*	Tung Thih Electronic Co., Ltd.	25,492	40,635
	TURVO International Co., Ltd.	29,135	57,498
	TXC Corp.	118,411	255,219
	TYC Brother Industrial Co., Ltd.	111,000	89,527
*	Tycoons Group Enterprise	152,401	21,129
	Tyntek Corp.	103,167	44,007
	UDE Corp.	36,000	24,541
	Ultra Chip, Inc.	21,000	15,262
	U-Ming Marine Transport Corp.	191,000	188,868
	Unimicron Technology Corp.	666,356	943,774
*	Union Bank Of Taiwan	600,918	215,079
	Uni-President Enterprises Corp.	395,948	921,919
	Unitech Printed Circuit Board Corp.	364,321	274,532
	United Integrated Services Co., Ltd.	82,000	517,668
#	United Microelectronics Corp.	3,311,453	1,713,230
	United Orthopedic Corp.	24,924	27,721
	United Radiant Technology	28,000	12,161
*	United Renewable Energy Co., Ltd.	1,001,619	175,684
*	Unity Opto Technology Co., Ltd.	115,929	16,062
	Universal Cement Corp.	186,340	109,808
	Universal Microwave Technology, Inc.	23,229	57,850
*	Unizyx Holding Corp.	133,000	69,854
	UPC Technology Corp.	364,181	121,925
	USI Corp.	465,861	193,747
*	Usun Technology Co., Ltd.	15,400	11,329
	Utechzone Co., Ltd.	22,000	36,045
#	Vanguard International Semiconductor Corp.	202,000	468,644
	VHQ Media Holdings, Ltd.	5,000	14,579
	Visual Photonics Epitaxy Co., Ltd.	89,475	262,998
	Vivotek, Inc.	22,242	53,409
#	Voltronic Power Technology Corp.	15,755	373,998
	Wafer Works Corp.	120,593	130,994
	Waffer Technology Corp.	16,000	5,871
	Wah Lee Industrial Corp.	79,000	143,588
	Walsin Lihwa Corp.	1,212,000	531,792
#	Walsin Technology Corp.	118,000	835,695
	Walton Advanced Engineering, Inc.	166,385	58,204
	Wan Hai Lines, Ltd.	297,557	167,700
	Wei Chuan Foods Corp.	113,000	82,379
	Wei Mon Industry Co., Ltd.	51,912	0
	Weikeng Industrial Co., Ltd.	127,076	63,547
	Well Shin Technology Co., Ltd.	44,000	65,981
	Weltrend Semiconductor	17,000	15,128
#	Win Semiconductors Corp.	67,868	606,711
	Winbond Electronics Corp.	1,757,117	815,348
	Winstek Semiconductor Co., Ltd.	31,000	24,790

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Wintek Corp.	312,087	$3,601
	Wisdom Marine Lines Co., Ltd.	170,052	143,017
	Wistron Corp.	1,094,506	1,026,364
	Wistron NeWeb Corp.	114,113	237,521
	Wowprime Corp.	45,000	101,247
	WPG Holdings, Ltd.	385,756	502,516
	WT Microelectronics Co., Ltd.	97,836	125,928
	XAC Automation Corp.	13,000	10,949
	XPEC Entertainment, Inc.	5,612	468
	Xxentria Technology Materials Corp.	48,306	87,845
	Yageo Corp.	129,261	1,672,422
*	Yang Ming Marine Transport Corp.	563,428	127,617
	YC INOX Co., Ltd.	112,200	89,603
	YCC Parts Manufacturing Co., Ltd.	14,000	19,179
	Yea Shin International Development Co., Ltd.	84,533	42,410
	Yem Chio Co., Ltd.	185,019	68,754
*	Yeong Guan Energy Technology Group Co., Ltd.	25,432	52,461
	YFC-Boneagle Electric Co., Ltd.	45,000	27,292
	YFY, Inc.	615,000	262,990
	Yi Jinn Industrial Co., Ltd.	114,700	45,204
	Yieh Phui Enterprise Co., Ltd.	479,787	143,312
	Yonyu Plastics Co., Ltd.	36,400	40,126
	Young Optics, Inc.	9,000	17,839
	Youngtek Electronics Corp.	51,120	86,434
	Yuanta Financial Holding Co., Ltd.	2,189,991	1,248,248
	Yuanta Futures Co., Ltd.	29,000	52,344
	Yuen Chang Stainless Steel Co., Ltd.	25,000	13,285
	Yulon Finance Corp.	72,600	243,764
#	Yulon Motor Co., Ltd.	361,223	209,189
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	46,076
	Yungshin Construction & Development Co., Ltd.	24,000	25,099
	YungShin Global Holding Corp.	69,950	104,362
	Zeng Hsing Industrial Co., Ltd.	31,423	137,231
	Zenitron Corp.	87,000	54,476
	Zero One Technology Co., Ltd.	33,000	36,566
	Zhen Ding Technology Holding, Ltd.	298,650	1,071,651
	Zig Sheng Industrial Co., Ltd.	200,543	51,467
	Zinwell Corp.	136,000	72,354
	Zippy Technology Corp.	50,000	60,055
	ZongTai Real Estate Development Co., Ltd.	44,477	48,204

TOTAL TAIWAN			152,899,257

THAILAND — (0.7%)
	Advanced Info Service PCL	75,600	462,643
	Advanced Information Technology PCL, Class F	48,300	26,721
	AEON Thana Sinsap Thailand PCL	45,300	184,112
	After You PCL	71,400	19,530
	Airports of Thailand PCL	211,000	405,957
	AJ Plast PCL	42,900	12,596
	Allianz Ayudhya Capital PCL	3,900	4,400
	Amata Corp. PCL	289,800	114,648
	Ananda Development PCL	738,700	37,671
	AP Thailand PCL	868,604	135,573
*	Asia Aviation PCL	627,800	36,285
	Asia Plus Group Holdings PCL	518,200	27,548
	Asia Sermkij Leasing PCL	53,000	27,192
	Asian Insulators PCL	416,640	14,938
	B Grimm Power PCL	100,300	138,724
	Bangchak Corp. PCL	383,900	219,507

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Aviation Fuel Services PCL	105,350	$76,843
	Bangkok Bank PCL	26,400	84,859
	Bangkok Bank PCL	3,900	12,536
	Bangkok Chain Hospital PCL	361,975	153,270
	Bangkok Dusit Medical Services PCL, Class F	443,400	285,048
	Bangkok Expressway & Metro PCL	1,166,202	340,615
	Bangkok Land PCL	5,761,300	190,530
	Bangkok Life Assurance PCL	78,400	37,558
*	Bangkok Ranch PCL	202,500	13,268
	Banpu PCL	674,600	121,972
	Banpu PCL	204,750	37,020
	Banpu Power PCL	98,500	47,492
	Beauty Community PCL	624,000	34,908
*	BEC World PCL	729,900	111,893
	Berli Jucker PCL	200,900	249,922
	Better World Green PCL	408,300	5,048
	BTS Group Holdings PCL	174,100	61,881
	Bumrungrad Hospital PCL	91,500	332,290
	Buriram Sugar PCL	123,700	12,846
	Cal-Comp Electronics Thailand PCL, Class F	604,518	27,092
	Carabao Group PCL, Class F	43,600	106,457
	Central Pattana PCL	173,600	262,908
	Central Plaza Hotel PCL	200,200	133,652
*	Central Retail Corp. PCL	12,192	13,942
	CH Karnchang PCL	343,100	181,332
	Charoen Pokphand Foods PCL	982,700	820,056
	Chularat Hospital PCL, Class F	1,240,700	94,332
	COL PCL	14,000	6,188
	Com7 PCL, Class F	177,600	118,016
*	Country Group Development PCL	645,200	14,557
	CP ALL PCL	334,500	734,029
	Delta Electronics Thailand PCL	12,700	17,565
	Dhipaya Insurance PCL	144,400	99,525
	Diamond Building Products PCL	8,300	1,360
	Do Day Dream PCL	24,500	11,510
	Dynasty Ceramic PCL	1,335,900	62,759
	Eastern Polymer Group PCL, Class F	155,800	22,343
	Eastern Power Group PCL	214,032	22,888
	Eastern Water Resources Development and Management PCL, Class F	104,600	32,329
	Electricity Generating PCL	22,300	197,119
	Energy Absolute PCL	156,500	194,688
	Erawan Group PCL (The)	739,500	70,396
	Esso Thailand PCL	390,600	65,191
	Forth Corp. PCL	142,300	23,970
	Forth Smart Service PCL	124,000	23,378
	GFPT PCL	173,500	61,131
	Global Green Chemicals PCL, Class F	90,900	23,038
	Global Power Synergy PCL, Class F	99,928	217,738
	Gunkul Engineering PCL	437,640	35,709
	Haad Thip PCL	43,300	24,624
	Hana Microelectronics PCL	251,900	225,780
	Home Product Center PCL	640,957	269,418
	Ichitan Group PCL	150,200	27,157
	Indorama Ventures PCL	389,900	346,457
	Interhides PCL	206,100	13,887
	Interlink Communication PCL	43,050	4,630
	Intouch Holdings PCL	14,000	23,149
	Intouch Holdings PCL, Class F	21,100	34,890
	IRPC PCL	3,608,100	298,863

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Italian-Thai Development PCL	1,478,354	$62,141
	Jasmine International PCL	1,777,700	217,577
	JWD Infologistics PCL	211,000	43,693
	Kang Yong Electric PCL	100	742
	Karmarts PCL	136,400	13,743
	Kasikornbank PCL	27,200	72,508
	Kasikornbank PCL	78,700	209,794
	KCE Electronics PCL	264,600	143,115
*	KGI Securities Thailand PCL	616,400	73,537
	Khon Kaen Sugar Industry PCL	815,184	49,382
	Kiatnakin Bank PCL	73,600	96,109
	Krung Thai Bank PCL	482,075	163,895
	Krungthai Card PCL	265,000	278,473
	Lam Soon Thailand PCL	77,800	12,744
	Land & Houses PCL	260,000	59,465
	Lanna Resources PCL	105,750	19,611
	LH Financial Group PCL	2,170,700	66,419
*	Loxley PCL	518,575	20,515
	LPN Development PCL	464,200	51,363
	Major Cineplex Group PCL	234,800	105,226
	MBK PCL	287,200	141,137
	MC Group PCL	48,100	11,967
*	MCOT PCL	60,600	11,332
	MCS Steel PCL	202,200	59,370
	Mega Lifesciences PCL	152,400	136,597
	Minor International PCL	92,956	60,620
	MK Restaurants Group PCL	71,000	120,692
*	Mono Technology PCL, Class F	699,300	48,846
*	Muangthai Capital PCL	140,600	206,413
	Namyong Terminal PCL	52,000	5,979
	Netbay PCL	32,500	31,390
	Origin Property PCL, Class F	411,500	57,741
	Plan B Media Pcl, Class F	230,500	35,193
	Platinum Group PCL (The), Class F	28,600	2,740
	Polyplex Thailand PCL	146,200	63,261
*	Precious Shipping PCL	394,300	46,797
	Premier Marketing PCL	112,400	21,365
	Prima Marine PCL	176,800	35,245
*	Principal Capital PCL	136,700	12,253
	Property Perfect PCL	3,162,900	34,215
	Pruksa Holding PCL	307,700	103,660
	PTG Energy PCL	449,700	191,805
	PTT Exploration & Production PCL	247,285	645,822
	PTT Global Chemical PCL	310,445	362,210
	PTT PCL	1,122,940	1,232,093
	Pylon PCL	76,800	9,969
	Quality Houses PCL	2,688,009	172,804
	Raimon Land PCL	859,600	13,018
	Rajthanee Hospital PCL	74,800	52,710
	Ratch Group PCL	59,699	122,701
	Ratchthani Leasing PCL	768,500	94,058
*	Regional Container Lines PCL	173,100	16,050
	Rojana Industrial Park PCL	383,190	49,742
	RS PCL	136,700	46,898
	S 11 Group PCL	82,600	14,041
	Sabina PCL	75,100	40,155
*	Sahakol Equipment PCL	128,400	6,350
	Samart Corp. PCL	115,700	18,059
	Samart Telcoms PCL	153,700	27,552

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sansiri PCL	3,544,233	$77,775
	Sappe PCL	66,500	34,324
	SC Asset Corp. PCL	641,562	39,658
	Scan Inter PCL, Class F	91,000	4,781
	SEAFCO PCL	154,000	24,988
	Sena Development PCL	203,000	14,054
	Sermsang Power Corp. Co., Ltd.	88,400	18,579
	Siam Cement PCL (The)	10,900	116,563
	Siam Cement PCL (The)	11,400	121,910
	Siam City Cement PCL	15,435	57,008
	Siam Commercial Bank PCL (The)	128,300	271,629
	Siam Future Development PCL	370,312	53,793
	Siam Global House PCL	216,101	90,167
	Siam Wellness Group PCL, Class F	169,400	46,597
	Siamgas & Petrochemicals PCL	488,800	123,881
	Singha Estate PCL	838,964	43,303
	SNC Former PCL	8,800	2,217
	Somboon Advance Technology PCL	163,550	57,625
	SPCG PCL	257,400	138,426
	Sri Trang Agro-Industry PCL	126,360	50,771
	Sri Trang Agro-Industry PCL	305,320	122,675
*	Sriracha Construction PCL	26,800	5,467
	Srisawad Corp. PCL	211,310	351,040
	Srithai Superware PCL	372,000	7,243
	Star Petroleum Refining PCL	970,500	175,473
	Supalai PCL	624,775	287,719
	Super Energy Corp. PCL	7,223,400	129,488
	Synnex Thailand PCL	87,780	16,821
	Syntec Construction PCL	228,200	9,592
	TAC Consumer PCL, Class F	68,700	7,984
	Taokaenoi Food & Marketing PCL, Class F	221,700	49,335
*	Tata Steel Thailand PCL	1,030,600	10,511
*	TCM Corp. PCL	133,600	4,872
*	Thai Airways International PCL	358,500	81,440
	Thai Oil PCL	342,800	434,393
*	Thai Reinsurance PCL	426,400	7,776
	Thai Solar Energy PCL, Class F	169,596	15,411
	Thai Stanley Electric PCL, Class F	9,600	37,979
	Thai Union Group PCL, Class F	307,940	124,680
	Thai Vegetable Oil PCL	190,400	144,176
	Thai Wah PCL, Class F	109,900	11,345
	Thaicom PCL	80,600	9,466
	Thaicom PCL	109,200	12,825
	Thaifoods Group PCL	383,800	45,313
	Thaire Life Assurance PCL	112,800	10,529
	Thanachart Capital PCL	54,500	61,903
	Thitikorn PCL	40,900	11,251
	Thoresen Thai Agencies PCL	406,851	37,472
	Tipco Asphalt PCL	162,000	89,625
	TIPCO Foods PCL	85,900	15,399
	Tisco Financial Group PCL	96,900	220,125
	TMB Bank PCL	6,352,086	188,472
	TMT Steel PCL	187,600	21,801
	Total Access Communication PCL	235,300	307,261
	Total Access Communication PCL	46,900	61,243
	TPI Polene PCL	2,708,800	100,465
	TPI Polene Power PCL	387,300	46,924
	True Corp. PCL	3,979,942	410,849
	True Corp. PCL	999,565	103,185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TTCL PCL	45,600	$4,651
	TTCL PCL	19,363	1,975
	TTW PCL	346,900	143,671
*	U City PCL, Class F	1,069,300	43,955
	Union Auction PCL	87,400	17,693
	Unique Engineering & Construction PCL	219,345	41,693
	United Paper PCL	133,000	39,462
	Univanich Palm Oil PCL	44,900	5,523
	Univentures PCL	288,800	29,277
*	Vanachai Group PCL	244,900	14,911
	VGI PCL	89,600	23,123
	Vinythai PCL	28,500	19,995
	Vinythai PCL	79,400	55,706
	WHA Corp. PCL	1,301,900	110,252
	WHA Utilities and Power PCL	315,800	46,069
	Workpoint Entertainment PCL	92,100	29,035

TOTAL THAILAND			20,969,367

TURKEY — (0.2%)
*	Akbank T.A.S.	251,079	211,961
	Aksa Akrilik Kimya Sanayii A.S.	76,816	69,703
*	Aksa Enerji Uretim A.S.	80,778	44,028
	Aksigorta A.S.	80,848	69,141
	Albaraka Turk Katilim Bankasi A.S.	343,811	62,547
	Alkim Alkali Kimya A.S.	8,700	72,670
	Anadolu Anonim Turk Sigorta Sirketi	54,184	39,197
	Anadolu Cam Sanayii A.S.	212,261	125,205
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	40,924	107,358
	Anadolu Hayat Emeklilik A.S.	18,435	16,996
*	Arcelik A.S.	46,518	109,196
	Aygaz A.S.	12,361	18,250
	Bera Holding A.S.	154,605	85,635
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	13,507
	BIM Birlesik Magazalar A.S.	52,780	419,089
*	Bursa Cimento Fabrikasi A.S.	36,406	20,447
	Coca-Cola Icecek A.S.	36,806	194,714
	EGE Endustri VE Ticaret A.S.	615	48,380
	Enerjisa Enerji A.S.	62,099	68,393
	Enka Insaat ve Sanayi A.S.	60,447	52,366
	Eregli Demir ve Celik Fabrikalari TAS	175,958	202,862
	Fenerbahce Futbol A.S.	11,698	17,259
	Ford Otomotiv Sanayi A.S.	9,472	85,475
*	Global Yatirim Holding A.S.	55,198	25,925
*	GSD Holding A.S.	90,000	19,098
	Gubre Fabrikalari TAS	15,038	34,474
	Hektas Ticaret TAS	54,987	107,129
*	Ihlas Holding A.S.	101,201	9,444
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	29,638
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	56,646
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	27,381
	KOC Holding A.S.	11,665	25,595
	Kordsa Teknik Tekstil A.S.	34,473	55,823
*	Koza Altin Isletmeleri A.S.	8,332	84,922
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	127,592
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	57,640
*	Migros Ticaret A.S.	21,932	92,679
	Pegasus Hava Tasimaciligi A.S.	26,634	201,927
*	Petkim Petrokimya Holding A.S.	213,567	108,544
	Polisan Holding A.S.	17,402	6,153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	99,214	$78,222
*	Sekerbank Turk A.S.	197,155	28,179
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	78,981
	Soda Sanayii A.S.	99,082	82,900
	TAV Havalimanlari Holding A.S.	65,370	170,281
	Tekfen Holding A.S.	108,194	220,844
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	100,576
	Trakya Cam Sanayii A.S.	209,372	96,849
*	Tupras Turkiye Petrol Rafinerileri A.S.	5,050	65,580
*	Turk Hava Yollari AO	226,248	346,154
*	Turk Telekomunikasyon A.S.	66,604	70,368
	Turkcell Iletisim Hizmetleri A.S.	181,279	361,138
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	45,510
*	Turkiye Garanti Bankasi A.S.	136,402	162,855
*	Turkiye Halk Bankasi A.S.	144,619	107,662
*	Turkiye Is Bankasi A.S., Class C	243,241	172,667
*	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	124,265
	Turkiye Sise ve Cam Fabrikalari A.S.	12,313	8,554
*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	175,894
*	Ulker Biskuvi Sanayi A.S.	135,931	461,414
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	70,990
*	Yapi ve Kredi Bankasi A.S.	286,653	86,298
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	83,083

TOTAL TURKEY			6,424,253

UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Islamic Bank PJSC	13,178	12,810
	Aldar Properties PJSC	61,585	30,062
	Emirates Telecommunications Group Co. PJSC	6,421	26,983

TOTAL UNITED ARAB EMIRATES			69,855

UNITED KINGDOM — (9.4%)
	4imprint Group P.L.C.	4,332	101,995
	888 Holdings P.L.C.	120,773	219,312
	A.G. Barr P.L.C.	40,109	249,153
	AA P.L.C.	206,663	70,374
	Admiral Group P.L.C.	33,621	981,080
	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	167,992	968,754
	Air Partner P.L.C.	15,229	7,438
	Anglo American P.L.C.	180,717	3,214,061
	Anglo-Eastern Plantations P.L.C.	542	3,270
	Antofagasta P.L.C.	84,007	860,225
	Arrow Global Group P.L.C.	88,475	112,340
	Ashmore Group P.L.C.	150,623	718,145
	Ashtead Group P.L.C.	79,525	2,172,243
*	ASOS P.L.C.	7,912	238,719
	Associated British Foods P.L.C.	34,811	826,390
	AstraZeneca P.L.C., Sponsored ADR	178,391	9,326,281
	AstraZeneca P.L.C.	1,641	171,635
	Auto Trader Group P.L.C.	232,009	1,335,561
	AVEVA Group P.L.C.	1,372	61,578
	Aviva P.L.C.	632,093	1,911,529
	Avon Rubber P.L.C.	8,717	290,407
	B&M European Value Retail SA	332,214	1,389,301
	Babcock International Group P.L.C.	217,181	1,150,335
	BAE Systems P.L.C.	298,043	1,901,047
	Balfour Beatty P.L.C.	247,888	806,802

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bank of Georgia Group P.L.C.	22,423	$281,442
	Barclays P.L.C., Sponsored ADR	171,609	907,812
	Barclays P.L.C.	709,856	947,870
	Barratt Developments P.L.C.	105,086	685,093
	Beazley P.L.C.	79,388	392,537
	Begbies Traynor Group P.L.C.	12,000	15,679
	Bellway P.L.C.	64,844	2,169,766
	Berkeley Group Holdings P.L.C.	28,749	1,509,123
	BHP Group P.L.C., ADR	75,383	2,520,808
	BHP Group P.L.C.	133,997	2,249,136
	Biffa P.L.C.	2,886	7,977
	Bloomsbury Publishing P.L.C.	21,145	54,815
	Bodycote P.L.C.	123,910	906,510
*	Boohoo Group P.L.C.	235,609	957,379
	BP P.L.C., Sponsored ADR	530,397	12,623,450
	BP P.L.C.	1,325	5,221
	Braemar Shipping Services P.L.C.	3,998	5,128
	Brewin Dolphin Holdings P.L.C.	221,066	761,694
	British American Tobacco P.L.C.	90,700	3,495,960
	Britvic P.L.C.	108,262	996,521
	BT Group P.L.C.	1,477,224	2,153,085
	Bunzl P.L.C.	37,449	812,821
	Burberry Group P.L.C.	60,755	1,054,921
	Burford Capital, Ltd.	55,480	348,516
*	Cairn Energy P.L.C.	146,712	206,709
*	Capita P.L.C.	503,359	246,469
	Capital & Counties Properties P.L.C.	77,836	162,553
	Card Factory P.L.C.	150,506	79,311
	CareTech Holdings P.L.C.	7,081	37,442
	Carnival P.L.C.	12,420	171,150
	Carnival P.L.C., ADR	730	10,162
	Carr’s Group P.L.C.	9,590	13,673
	Castings P.L.C.	1,976	8,159
	Centamin P.L.C.	579,273	1,121,573
	Centrica P.L.C.	1,547,972	774,228
	Charles Stanley Group P.L.C.	382	1,370
	Chemring Group P.L.C.	96,295	239,512
	Chesnara P.L.C.	26,225	109,733
	Cineworld Group P.L.C.	446,619	368,210
*	Circassia Pharmaceuticals P.L.C.	20,894	7,352
	City of London Investment Group P.L.C.	4,266	16,500
	Clarkson P.L.C.	4,475	140,472
	Clipper Logistics P.L.C.	5,686	15,200
	Close Brothers Group P.L.C.	88,703	1,216,384
	CLS Holdings P.L.C.	40,603	105,241
	CMC Markets P.L.C.	52,183	131,689
	Coca-Cola HBC AG	27,021	684,678
	Compass Group P.L.C.	121,028	2,036,587
	Computacenter P.L.C.	39,808	727,523
*	Concentric AB	20,211	227,848
	Connect Group P.L.C.	22,415	5,496
	ConvaTec Group P.L.C.	363,087	969,777
	Costain Group P.L.C.	65,361	64,856
	Countryside Properties P.L.C.	67,627	344,545
*	Countrywide P.L.C.	1,844	1,569
	Cranswick P.L.C.	18,405	860,870
	Crest Nicholson Holdings P.L.C.	99,893	321,874
	Croda International P.L.C.	22,057	1,352,509
	Daily Mail & General Trust P.L.C., Class A	25,755	228,725

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Dart Group P.L.C.	939	$7,586
	DCC P.L.C.	4,803	341,536
	De La Rue P.L.C.	39,052	32,843
	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	208,256
	DFS Furniture P.L.C.	12,850	24,457
	Diageo P.L.C., Sponsored ADR	20,387	2,826,658
	Diageo P.L.C.	19,831	682,778
*	Dialight P.L.C.	7,092	17,689
*	Dialog Semiconductor P.L.C.	33,381	1,048,326
	Dignity P.L.C.	13,885	42,405
	Diploma P.L.C.	61,364	1,330,045
	Direct Line Insurance Group P.L.C.	491,673	1,675,150
	DiscoverIE Group P.L.C.	13,624	85,259
	Dixons Carphone P.L.C.	351,634	341,825
	Domino’s Pizza Group P.L.C.	188,182	815,465
	Drax Group P.L.C.	170,280	446,406
	DS Smith P.L.C.	422,371	1,656,096
	Dunelm Group P.L.C.	39,290	453,948
	easyJet P.L.C.	57,365	434,524
	Electrocomponents P.L.C.	236,028	1,714,511
	Elementis P.L.C.	156,648	137,887
	EMIS Group P.L.C.	5,988	78,936
	EnQuest P.L.C.	703,615	100,568
	Equiniti Group P.L.C.	30,166	65,035
	Essentra P.L.C.	81,506	286,077
	Euromoney Institutional Investor P.L.C.	12,982	134,902
	Evraz P.L.C.	107,225	355,323
	Experian P.L.C.	61,660	1,851,672
	FDM Group Holdings P.L.C.	7,533	70,983
	Ferguson P.L.C.	34,587	2,493,765
	Ferrexpo P.L.C.	266,878	451,926
	Fevertree Drinks P.L.C.	7,797	170,179
*	Firstgroup P.L.C.	734,155	618,203
	Flowtech Fluidpower P.L.C.	6,694	6,613
	Forterra P.L.C.	5,070	15,363
*	Foxtons Group P.L.C.	80,868	43,285
*	Frasers Group P.L.C.	156,692	512,796
	Fresnillo P.L.C.	19,968	177,380
	G4S P.L.C.	517,780	710,799
	Galliford Try Holdings P.L.C.	70,799	134,020
	Games Workshop Group P.L.C.	8,770	663,754
*	Gamesys Group P.L.C.	12,370	136,674
	Gamma Communications P.L.C.	643	10,800
*	Gem Diamonds, Ltd.	196,540	94,286
	Genel Energy P.L.C.	45,011	66,082
	Genus P.L.C.	4,597	197,498
*	Georgia Capital P.L.C.	10,657	56,263
	GlaxoSmithKline P.L.C., Sponsored ADR	198,016	8,330,533
	GlaxoSmithKline P.L.C.	26,079	544,076
	Glencore P.L.C.	887,853	1,663,339
	Go-Ahead Group P.L.C. (The)	31,861	537,684
	GoCo Group P.L.C.	90,463	94,668
	Grafton Group P.L.C.	62,797	501,083
	Grainger P.L.C.	37,621	126,396
	Greggs P.L.C.	73,413	1,688,585
	Gulf Keystone Petroleum, Ltd.	93,101	93,188
	GVC Holdings P.L.C.	91,371	867,272
	Gym Group P.L.C. (The)	15,488	32,438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Halfords Group P.L.C.	148,253	$202,187
	Halma P.L.C.	64,325	1,691,129
	Hargreaves Lansdown P.L.C.	30,925	559,571
	Hastings Group Holdings P.L.C.	110,882	254,075
	Hays P.L.C.	911,393	1,241,703
	Headlam Group P.L.C.	17,127	64,570
	Helical P.L.C.	103,752	471,284
	Henry Boot P.L.C.	2,952	8,751
	Highland Gold Mining, Ltd.	22,526	66,513
	Hikma Pharmaceuticals P.L.C.	39,161	1,166,372
	Hill & Smith Holdings P.L.C.	44,600	646,567
	Hilton Food Group P.L.C.	5,319	74,930
	Hiscox, Ltd.	44,790	394,026
	Hochschild Mining P.L.C.	169,976	296,545
	Hollywood Bowl Group P.L.C.	11,862	24,428
	HomeServe P.L.C.	136,969	1,918,609
*	Horizon Discovery Group P.L.C.	13,727	17,872
	Hostelworld Group P.L.C.	2,814	2,711
	Howden Joinery Group P.L.C.	272,281	1,795,477
	HSBC Holdings P.L.C.	85,310	438,490
	HSBC Holdings P.L.C., Sponsored ADR	177,023	4,554,802
	Hunting P.L.C.	62,132	142,431
	Huntsworth P.L.C.	61,352	83,060
	Hyve Group P.L.C.	239,883	68,888
	Ibstock P.L.C.	143,385	362,685
	IMI P.L.C.	162,981	1,694,685
	Imperial Brands P.L.C.	90,005	1,893,566
	Inchcape P.L.C.	239,911	1,511,221
*	Indivior P.L.C.	348,366	216,403
	Informa P.L.C.	122,357	675,883
	InterContinental Hotels Group P.L.C., ADR	10,590	482,484
	InterContinental Hotels Group P.L.C.	9,638	439,058
	International Consolidated Airlines Group SA	197,808	551,764
*	International Ferro Metals, Ltd.	99,556	0
	International Personal Finance P.L.C.	5,985	4,218
	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,341,709
	Investec P.L.C.	216,890	445,136
	ITV P.L.C.	898,247	862,478
	J D Wetherspoon P.L.C.	64,549	768,387
	J Sainsbury P.L.C.	302,750	753,482
	James Fisher & Sons P.L.C.	26,218	445,886
	James Halstead P.L.C.	1,935	12,157
	JD Sports Fashion P.L.C.	161,119	1,067,948
	John Laing Group P.L.C.	12,552	57,584
	John Menzies P.L.C.	55,353	88,118
	John Wood Group P.L.C.	370,490	938,112
	Johnson Matthey P.L.C.	27,274	683,362
	Joules Group P.L.C.	6,431	8,245
	Jupiter Fund Management P.L.C.	266,659	733,040
*	Just Group P.L.C.	235,998	165,090
	Kainos Group P.L.C.	15,023	132,162
	KAZ Minerals P.L.C.	112,829	586,840
	Keller Group P.L.C.	41,282	318,927
	Kier Group P.L.C.	46,982	49,183
	Kin & Carta P.L.C.	64,174	48,533
	Kingfisher P.L.C.	691,440	1,371,673
*	Lamprell P.L.C.	192,715	29,134
	Lancashire Holdings, Ltd.	61,094	470,032

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group P.L.C.	1,054,437	$2,710,957
*	Liberty Global P.L.C., Class A	12,282	238,516
*	Liberty Global P.L.C., Class C	30,121	551,509
	Liontrust Asset Management P.L.C.	607	8,185
	Lloyds Banking Group P.L.C.	7,881,167	3,188,783
	Lloyds Banking Group P.L.C., ADR	108,571	170,456
	London Stock Exchange Group P.L.C.	6,420	600,892
	Lookers P.L.C.	158,309	50,357
*	Low & Bonar P.L.C.	630,175	118,245
	LSL Property Services P.L.C.	7,393	15,023
	M&G P.L.C.	26,666	44,208
	Man Group P.L.C.	774,874	1,298,229
	Marks & Spencer Group P.L.C.	819,240	954,469
	Marshalls P.L.C.	130,926	1,048,606
	Marston’s P.L.C.	446,161	212,448
	McBride P.L.C.	104,034	77,213
	McCarthy & Stone P.L.C.	111,794	99,535
	Mears Group P.L.C.	44,682	92,526
	Mediclinic International P.L.C.	14,240	44,514
	Mediclinic International P.L.C.	120,022	390,236
	Meggitt P.L.C.	148,609	520,377
	Melrose Industries P.L.C.	874,105	1,092,546
	Micro Focus International P.L.C., Sponsored ADR	10,253	60,800
	Micro Focus International P.L.C.	55,309	327,913
	Midwich Group P.L.C.	1,835	10,757
*	Mitchells & Butlers P.L.C.	86,860	193,995
	Mitie Group P.L.C.	194,308	180,848
	MJ Gleeson P.L.C.	650	6,163
	Mondi P.L.C.	88,836	1,568,782
	Mondi P.L.C.	28,076	500,316
	Moneysupermarket.com Group P.L.C.	210,992	840,652
	Morgan Advanced Materials P.L.C.	146,302	403,577
	Morgan Sindall Group P.L.C.	14,137	227,794
	Mortgage Advice Bureau Holdings, Ltd.	223	1,610
	Motorpoint group P.L.C.	8,534	20,870
	N Brown Group P.L.C.	114,687	35,542
	Naked Wines P.L.C.	10,708	49,460
	National Express Group P.L.C.	317,218	1,091,590
	National Grid P.L.C.	37,297	437,073
	National Grid P.L.C., Sponsored ADR	18,453	1,080,603
	NCC Group P.L.C.	34,461	71,191
	Next Fifteen Communications Group P.L.C.	2,878	13,417
	Next P.L.C.	16,526	983,935
*	Ninety One P.L.C.	108,445	231,787
*	NMC Health P.L.C.	7,628	2,593
	Norcros P.L.C.	9,498	19,125
*	Ocado Group P.L.C.	7,791	157,360
	On the Beach Group P.L.C.	64,177	224,552
	OneSavings Bank P.L.C.	98,752	303,076
	Oxford Instruments P.L.C.	28,887	445,280
	Pagegroup P.L.C.	211,547	1,001,242
	Paragon Banking Group P.L.C.	62,407	261,282
*	Parkmead Group P.L.C. (The)	14,461	5,622
	PayPoint P.L.C.	33,851	282,027
	Pearson P.L.C.	49,730	286,775
	Pearson P.L.C., Sponsored ADR	65,631	384,598
*	Pendragon P.L.C.	652,031	66,277
	Pennon Group P.L.C.	40,380	556,026
	Persimmon P.L.C.	91,051	2,522,680

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petra Diamonds, Ltd.	468,727	$12,739
	Petrofac, Ltd.	103,891	257,127
#	Petropavlovsk P.L.C.	1,374,805	441,627
	Pets at Home Group P.L.C.	130,401	417,517
	Pharos Energy P.L.C.	188,253	42,257
	Phoenix Group Holdings P.L.C.	70,332	533,702
	Photo-Me International P.L.C.	155,153	91,378
	Playtech P.L.C.	153,089	449,127
	Plus500, Ltd.	15,603	244,550
	Polar Capital Holdings P.L.C.	536	2,689
	Polypipe Group P.L.C.	109,469	686,701
	Porvair P.L.C.	3,245	27,848
*	Premier Foods P.L.C.	893,407	512,399
#	Premier Oil P.L.C.	667,128	272,423
	Provident Financial P.L.C.	29,602	72,186
	Prudential P.L.C., ADR	32,490	918,167
	PZ Cussons P.L.C.	34,732	81,797
	QinetiQ Group P.L.C.	243,319	930,489
	Rank Group P.L.C.	79,561	163,268
*	Raven Property Group, Ltd.	55,348	24,654
	Reach P.L.C.	613,698	608,030
	Reckitt Benckiser Group P.L.C.	18,757	1,562,453
	Redde Northgate P.L.C.	92,355	208,351
	Redrow P.L.C.	125,857	731,269
	RELX P.L.C., Sponsored ADR	56,878	1,288,860
	RELX P.L.C.	19,573	441,602
	RELX P.L.C.	60,337	1,373,038
	Renewi P.L.C.	504,015	160,974
	Renishaw P.L.C.	8,788	388,953
*	Renold P.L.C.	4,231	406
	Rentokil Initial P.L.C.	343,291	2,042,448
	Restaurant Group P.L.C. (The)	298,826	203,272
	Rhi Magnesita NV	6,143	190,580
	Ricardo P.L.C.	15,024	73,665
	Rightmove P.L.C.	244,958	1,531,584
	Rio Tinto P.L.C.	18,215	845,515
	Rio Tinto P.L.C., Sponsored ADR	108,298	5,002,285
	RM P.L.C.	10,751	29,085
	Robert Walters P.L.C.	20,483	108,779
	Rolls-Royce Holdings P.L.C.	262,840	1,087,882
	Rotork P.L.C.	521,556	1,625,909
	Royal Bank of Scotland Group P.L.C.	282,326	393,876
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	68,436	193,674
	Royal Dutch Shell P.L.C., Class A	177,300	2,919,104
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	181,989	6,029,287
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	143,548	4,589,230
	Royal Dutch Shell P.L.C., Class B	35,290	564,945
	Royal Mail P.L.C.	357,518	746,088
	RPS Group P.L.C.	95,848	62,781
	RSA Insurance Group P.L.C.	196,511	890,600
	Saga P.L.C.	229,992	47,125
	Sage Group P.L.C. (The)	155,174	1,247,986
	Savills P.L.C.	101,101	1,230,786
	Schroders P.L.C.	14,778	493,579
	Schroders P.L.C.	6,639	177,287
*	SDL P.L.C.	15,559	96,891
	Senior P.L.C.	216,927	177,145
	Severfield P.L.C.	55,690	48,378
	Severn Trent P.L.C.	20,468	614,194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	SIG P.L.C.	185,699	$56,013
	Signature Aviation P.L.C.	395,404	971,077
	Smith & Nephew P.L.C., Sponsored ADR	4,855	192,618
	Smith & Nephew P.L.C.	61,606	1,205,573
	Smiths Group P.L.C.	27,073	421,538
	Softcat P.L.C.	58,355	828,621
	Spectris P.L.C.	33,908	1,143,401
	Speedy Hire P.L.C.	143,418	112,121
	Spirax-Sarco Engineering P.L.C.	12,847	1,405,955
	Spire Healthcare Group P.L.C.	126,013	152,896
	Spirent Communications P.L.C.	153,840	465,362
	SSE P.L.C.	214,022	3,357,014
	SSP Group P.L.C.	153,221	541,513
	St James’s Place P.L.C.	35,949	382,791
	St. Modwen Properties P.L.C.	92,995	430,954
	Stagecoach Group P.L.C.	288,563	270,563
	Standard Chartered P.L.C.	458,248	2,341,502
	Standard Life Aberdeen P.L.C.	406,407	1,125,608
	SThree P.L.C.	31,206	84,539
	Stobart Group, Ltd.	56,387	43,964
	Stock Spirits Group P.L.C.	41,281	97,750
*	Studio Retail Group P.L.C.	17,046	40,556
	Superdry P.L.C.	33,500	53,395
	Synthomer P.L.C.	211,782	754,859
	T Clarke P.L.C.	15,864	18,982
	TalkTalk Telecom Group P.L.C.	238,145	247,309
	Tate & Lyle P.L.C.	180,182	1,614,496
	Taylor Wimpey P.L.C.	1,319,739	2,437,347
	Ted Baker P.L.C.	16,026	30,876
	Telecom Plus P.L.C.	33,655	561,022
*	Telit Communications P.L.C.	6,860	10,171
	Tesco P.L.C.	516,601	1,528,013
#	Thomas Cook Group P.L.C.	631,386	0
	Topps Tiles P.L.C.	70,051	31,668
	TP ICAP P.L.C.	375,739	1,604,112
	Travis Perkins P.L.C.	121,743	1,589,656
	Trifast P.L.C.	13,102	19,429
	TT Electronics P.L.C.	46,202	96,641
	TUI AG	63,010	255,965
	TUI AG	47,881	190,743
	Tullow Oil P.L.C.	921,471	299,108
	Tyman P.L.C.	4,875	10,330
	U & I Group P.L.C.	71,679	90,662
	UDG Healthcare P.L.C.	21,630	170,713
	Ultra Electronics Holdings P.L.C.	39,875	987,192
	Unilever P.L.C., Sponsored ADR	77,830	4,037,042
	Unilever P.L.C.	12,127	624,446
	United Utilities Group P.L.C.	72,917	825,410
	Urban & Civic P.L.C.	3,852	11,033
	Vectura Group P.L.C.	366,678	391,751
	Vesuvius P.L.C.	56,891	286,699
	Victrex P.L.C.	35,061	878,487
*	Virgin Money UK P.L.C.	185,359	176,760
	Vistry Group P.L.C.	104,879	1,065,105
	Vitec Group P.L.C. (The)	9,290	78,590
	Vodafone Group P.L.C.	2,677,476	3,777,046
	Volex P.L.C.	1,437	2,428
	Volution Group P.L.C.	322	670
	Watkin Jones P.L.C.	12,262	26,599

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Weir Group P.L.C (The)	39,469	$471,680
	WH Smith P.L.C.	43,220	682,211
	Whitbread P.L.C.	16,156	606,056
	William Hill P.L.C.	483,389	692,921
	Wilmington P.L.C.	3,357	5,346
	Wincanton P.L.C.	28,616	83,530
	Wm Morrison Supermarkets P.L.C.	509,173	1,170,168
	WPP P.L.C., Sponsored ADR	18,997	735,374
	WPP P.L.C.	121,750	944,673
*	Xaar P.L.C.	19,001	10,104

TOTAL UNITED KINGDOM			272,115,766

UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	4,980	14,591
	Golden Star Resources, Ltd.	19,013	44,802
	Ovintiv, Inc.	37,662	238,403
#	Ovintiv, Inc.	50,676	316,735
	Primo Water Corp. 74167P108	24,976	256,254
	Primo Water Corp. BLKVVX9	23,099	236,474
#	Samsonite International SA	646,200	549,674
	Sundance Energy, Inc.	3,006	9,469

TOTAL UNITED STATES			1,666,402

TOTAL COMMON STOCKS			2,852,088,394

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
	Alpargatas SA	7,443	37,489
	Banco ABC Brasil SA	38,821	102,016
	Banco Bradesco SA	22,456	79,081
	Banco do Estado do Rio Grande do Sul SA, Class B	114,194	263,336
	Banco Pan SA	45,078	41,697
	Braskem SA, Class A	14,800	57,535
	Centrais Eletricas Brasileiras SA, Class B	24,904	127,499
	Centrais Eletricas Santa Catarina	4,700	32,757
	Cia de Saneamento do Parana	334,905	306,704
	Cia de Transmissao de Energia Eletrica Paulista	19,796	70,733
	Cia Energetica de Minas Gerais	137,737	241,133
	Cia Energetica de Sao Paulo, Class B	53,844	278,830
	Cia Energetica do Ceara, Class A	3,232	29,337
	Cia Ferro Ligas da Bahia - FERBASA	15,600	48,339
	Cia Paranaense de Energia	32,905	329,177
	Eucatex SA Industria e Comercio	10,400	9,180
	Gerdau SA	198,623	428,811
*	Gol Linhas Aereas Inteligentes SA	4,592	10,471
	Grazziotin SA	3,100	14,235
	Itau Unibanco Holding SA	208,679	873,797
	Lojas Americanas SA	35,067	160,442
	Marcopolo SA	212,533	111,779
	Petroleo Brasileiro SA BRPETRACNPR6	812,708	2,697,618
	Randon SA Implementos e Participacoes	53,600	83,782
	Schulz SA	16,300	24,879
	Telefonica Brasil SA	27,800	233,375
	Unipar Carbocloro SA	45,636	196,378
	Usinas Siderurgicas de Minas Gerais SA, Class A	135,192	119,333

TOTAL BRAZIL			7,009,743

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	$13,198
Embotelladora Andina SA, Class B	60,988	145,658

TOTAL CHILE		158,856

COLOMBIA — (0.0%)
Banco Davivienda SA	9,863	71,550
Grupo Argos SA	4,347	8,894
Grupo Aval Acciones y Valores SA	357,618	76,329
Grupo de Inversiones Suramericana SA	13,796	65,791

TOTAL COLOMBIA		222,564

GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,142	569,536
Biotest AG	5,294	121,406
Draegerwerk AG & Co. KGaA	4,100	343,111
Fuchs Petrolub SE	19,394	752,013
Henkel AG & Co. KGaA	7,178	637,310
Jungheinrich AG	33,703	608,622
Porsche Automobil Holding SE	25,385	1,281,783
Sartorius AG	7,040	1,977,825
Schaeffler AG	35,561	240,123
# Sixt SE	10,712	497,550
STO SE & Co. KGaA	1,263	127,189
Villeroy & Boch AG	6,080	74,498
Volkswagen AG	34,797	4,841,347

TOTAL GERMANY		12,072,313

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	120	3,814

TOTAL PREFERRED STOCKS		19,467,290

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	4,255	0

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	153,369	73,617
* Pan American Silver Corp. Rights 02/22/29	80,828	38,798

TOTAL CANADA		112,415

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	4,884	0

INDIA — (0.0%)
* Arvind Fashions, Ltd. Rights 04/17/20	4,154	0

ISRAEL — (0.0%)
* Arko Holdings, Ltd. Rights 05/10/20	96	945

JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	29,200	0

NEW ZEALAND — (0.0%)
* Vista Group International, Ltd.	3,820	0

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	12,615	$6,550

SINGAPORE — (0.0%)
#	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0

SOUTH KOREA — (0.0%)
*	HLB, Inc. Rights 05/29/20	111	1,576

TAIWAN — (0.0%)
*	Machvision, Inc. Rights 05/11/20	358	1,054
*	Shin kong Financial Holdings Co., Ltd. Rights 05/06/20	35,799	891
*	YFC Boneagle Electric Co., Ltd Rights 03/04/20	2,710	18

TOTAL TAIWAN			1,963

TOTAL RIGHTS/WARRANTS			123,449

TOTAL INVESTMENT SECURITIES (Cost $3,006,172,648)			2,871,679,133

			Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,434,287	16,596,137

TOTAL INVESTMENTS — (100.0%) (Cost $3,022,763,800)			$2,888,275,270

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,030,194	$116,511,781	—	$119,541,975
Austria	—	10,877,132	—	10,877,132
Belgium	1,160,461	24,384,871	—	25,545,332
Brazil	41,554,257	—	—	41,554,257
Canada	185,702,138	1,596,503	—	187,298,641
Chile	6,583,118	—	—	6,583,118
China	33,095,082	231,540,226	—	264,635,308
Colombia	1,767,473	—	—	1,767,473
Czech Republic	—	1,062,059	—	1,062,059
Denmark	1,318,531	41,617,684	—	42,936,215
Egypt	221,752	144,696	—	366,448
Finland	—	28,995,250	—	28,995,250
France	2,308,477	150,089,574	—	152,398,051
Germany	5,538,736	124,402,139	—	129,940,875
Greece	—	2,427,479	—	2,427,479
Hong Kong	258,777	62,556,871	—	62,815,648
Hungary	—	2,393,823	—	2,393,823
India	3,269,611	85,784,630	—	89,054,241
Indonesia	293,986	15,204,792	—	15,498,778
Ireland	5,612,139	9,476,691	—	15,088,830
Israel	1,998,739	15,350,453	—	17,349,192
Italy	2,514,526	49,742,348	—	52,256,874
Japan	12,113,839	523,268,299	—	535,382,138
Malaysia	—	18,775,651	—	18,775,651
Mexico	17,894,957	294	—	17,895,251

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$14,149,719	$50,752,405	—	$64,902,124
New Zealand	47,108	9,889,975	—	9,937,083
Norway	526,722	15,529,427	—	16,056,149
Peru	508,963	—	—	508,963
Philippines	222,502	7,902,974	—	8,125,476
Poland	—	7,470,328	—	7,470,328
Portugal	—	5,021,439	—	5,021,439
Qatar	—	129,832	—	129,832
Russia	4,957,894	5,731,238	—	10,689,132
Saudi Arabia	—	2,132,829	—	2,132,829
Singapore	3,895	20,799,345	—	20,803,240
South Africa	8,163,932	31,993,772	—	40,157,704
South Korea	3,063,773	109,568,949	—	112,632,722
Spain	1,238,472	43,720,499	—	44,958,971
Sweden	153,958	55,656,456	—	55,810,414
Switzerland	16,426,270	139,740,779	—	156,167,049
Taiwan	16,418,730	136,480,527	—	152,899,257
Thailand	20,969,367	—	—	20,969,367
Turkey	45,510	6,378,743	—	6,424,253
United Arab Emirates	—	69,855	—	69,855
United Kingdom	67,287,796	204,827,970	—	272,115,766
United States	1,116,728	549,674	—	1,666,402
Preferred Stocks
Brazil	7,009,743	—	—	7,009,743
Chile	158,856	—	—	158,856
Colombia	222,564	—	—	222,564
Germany	—	12,072,313	—	12,072,313
South Korea	—	3,814	—	3,814
Rights/Warrants
Canada	—	112,415	—	112,415
Israel	—	945	—	945
Norway	—	6,550	—	6,550
South Korea	—	1,576	—	1,576
Taiwan	—	1,963	—	1,963
Securities Lending Collateral	—	16,596,137	—	16,596,137

TOTAL	$488,929,295	$2,399,345,975	—	$2,888,275,270

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (14.5%)
	Activision Blizzard, Inc.	496,359	$31,632,959
# *	AMC Networks, Inc., Class A	6,800	162,180
	AT&T, Inc.	7,109,251	216,618,878
	ATN International, Inc.	684	42,490
	Beasley Broadcast Group, Inc., Class A	9,471	23,488
# *	Cars.com, Inc.	39,542	204,828
	CenturyLink, Inc.	539,862	5,733,334
*	Charter Communications, Inc., Class A	339,394	168,078,091
	Cinemark Holdings, Inc.	44,247	631,847
	Comcast Corp., Class A	6,410,970	241,244,801
#	Consolidated Communications Holdings, Inc.	10,700	67,089
# *	Discovery, Inc., Class B	3,541	126,591
*	Discovery, Inc., Class C	136,284	2,781,556
*	DISH Network Corp., Class A	83,975	2,100,635
	Entravision Communications Corp., Class A	38,094	55,617
	EW Scripps Co. (The), Class A	81,265	655,809
	Fox Corp., Class A	211,170	5,462,968
*	Fox Corp., Class B	104,154	2,662,176
#	Gannett Co., Inc.	53,152	60,062
*	GCI Liberty, Inc., Class A	123,145	7,490,910
*	GCI Liberty, Inc., Class B	1,686	106,471
*	Gray Television, Inc.	54,374	631,282
*	Hemisphere Media Group, Inc.	18,877	175,179
*	IAC/InterActiveCorp	79,415	17,747,664
*	IMAX Corp.	18,300	210,450
	Interpublic Group of Cos., Inc. (The)	30,820	523,324
*	Iridium Communications, Inc.	51,500	1,159,007
	John Wiley & Sons, Inc., Class A	28,891	1,084,857
*	Liberty Broadband Corp.	1,905	228,505
*	Liberty Broadband Corp., Class A	24,095	2,891,882
*	Liberty Broadband Corp., Class C	67,601	8,293,291
# *	Liberty Latin America, Ltd., Class A	4,700	50,290
*	Liberty Latin America, Ltd., Class C	2,660	27,504
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	157,132
*	Liberty Media Corp.-Liberty Braves, Class B	762	15,964
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	339,541
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	515,551
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,429,526
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,249,071
*	Liberty Media Corp.-Liberty SiriusXM, Class B	6,114	216,374
# *	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	7,086,901
*	Lions Gate Entertainment Corp., Class B	1	7
*	Madison Square Garden Entertainment Corp.	9,852	814,760
*	Madison Square Garden Sports C	9,852	1,687,845
	Marcus Corp. (The)	20,599	299,509
# *	Meet Group, Inc. (The)	83,800	517,046
#	Meredith Corp.	44,176	655,130
# *	MSG Networks, Inc., Class A	29,558	351,149
	News Corp., Class A	402,247	3,986,268
	News Corp., Class B	99,903	1,021,009
#	Nexstar Media Group, Inc., Class A	51,781	3,626,741
*	ORBCOMM, Inc.	45,543	120,233
# *	Reading International, Inc., Class A	8,800	37,532
	Saga Communications, Inc., Class A	8,693	244,447

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Salem Media Group, Inc.	10,922	$9,427
	Scholastic Corp.	31,200	906,984
#	Sinclair Broadcast Group, Inc., Class A	37,347	659,175
	Spok Holdings, Inc.	9,322	95,644
	TEGNA, Inc.	184,139	1,973,970
	Telephone and Data Systems, Inc.	90,571	1,777,003
*	T-Mobile US, Inc.	268,988	23,617,146
#	Tribune Publishing Co.	900	7,713
	TripAdvisor, Inc.	17,950	358,461
*	United States Cellular Corp.	12,191	388,040
#	ViacomCBS, Inc., Class A	14,300	280,709
*	Vonage Holdings Corp.	85,934	718,408
	Walt Disney Co. (The)	498,015	53,860,322
# *	Zillow Group, Inc., Class A	26,410	1,149,891
# *	Zillow Group, Inc., Class C	65,484	2,878,677
*	Zynga, Inc., Class A	640,800	4,831,632

TOTAL COMMUNICATION SERVICES			838,850,953

CONSUMER DISCRETIONARY — (5.4%)
# *	1-800-Flowers.com, Inc., Class A	44,330	850,693
	Aaron’s, Inc.	75,999	2,425,128
	Acushnet Holdings Corp.	2,067	56,636
*	Adtalem Global Education, Inc.	59,964	1,905,056
	Advance Auto Parts, Inc.	20,070	2,426,664
*	American Axle & Manufacturing Holdings, Inc.	91,765	396,425
#	American Eagle Outfitters, Inc.	173,750	1,381,312
*	American Outdoor Brands Corp.	64,307	608,666
	Aramark	220,783	6,029,584
# *	Asbury Automotive Group, Inc.	6,182	417,285
	Autoliv, Inc.	53,413	3,205,848
*	AutoNation, Inc.	58,352	2,173,028
# *	Barnes & Noble Education, Inc.	20,210	36,176
	Bassett Furniture Industries, Inc.	2,900	19,836
*	Beazer Homes USA, Inc.	4,326	30,455
	Best Buy Co., Inc.	15,363	1,178,803
#	Big 5 Sporting Goods Corp.	10,801	14,797
*	Biglari Holdings, Inc., Class B	8	560
#	BJ’s Restaurants, Inc.	20,458	447,212
# *	Boot Barn Holdings, Inc.	32,500	599,950
	BorgWarner, Inc.	203,984	5,827,823
	Brunswick Corp.	63,040	3,008,269
# *	Build-A-Bear Workshop, Inc.	25,874	65,720
# *	Caesars Entertainment Corp.	362,380	3,500,591
	Caleres, Inc.	74,697	605,793
	Callaway Golf Co.	108,543	1,554,336
#	Canterbury Park Holding Corp.	2,755	27,495
*	Capri Holdings, Ltd.	129,788	1,979,267
#	Carnival Corp.	489,649	7,785,419
	Carriage Services, Inc.	20,916	314,158
# *	Carrols Restaurant Group, Inc.	35,900	131,035
*	Cavco Industries, Inc.	7,600	1,175,568
*	Century Communities, Inc.	14,709	315,067
	Chico’s FAS, Inc.	32,500	48,750
# *	Chuy’s Holdings, Inc.	16,443	275,585
	Citi Trends, Inc.	5,815	66,058
#	Columbia Sportswear Co.	1,785	130,109
# *	Conn’s, Inc.	25,450	172,042
	Cooper Tire & Rubber Co.	55,558	1,177,274
	Core-Mark Holding Co., Inc.	96,236	2,765,823

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	10,036	$71,356
	Dana, Inc.	112,665	1,295,647
*	Deckers Outdoor Corp.	9,229	1,372,906
*	Delta Apparel, Inc.	7,532	97,012
#	Designer Brands, Inc., Class A	75,552	479,755
#	Dick’s Sporting Goods, Inc.	83,076	2,441,604
#	Dillard’s, Inc., Class A	117,206	3,455,233
# *	Dorman Products, Inc.	9,311	587,338
	DR Horton, Inc.	225,681	10,656,657
	Educational Development Corp.	3,358	16,790
*	El Pollo Loco Holdings, Inc.	4,415	53,995
	Escalade, Inc.	277	2,368
	Ethan Allen Interiors, Inc.	23,817	269,370
	Expedia Group, Inc.	30,369	2,155,592
	Extended Stay America, Inc.	90,395	982,594
*	Fiesta Restaurant Group, Inc.	10,900	79,297
*	Flanigan’s Enterprises, Inc.	865	12,110
	Flexsteel Industries, Inc.	2,068	19,853
	Foot Locker, Inc.	102,986	2,639,531
	Ford Motor Co.	2,868,969	14,603,052
*	Fossil Group, Inc.	600	2,376
#	GameStop Corp., Class A	104,752	600,229
	Gap, Inc. (The)	149,047	1,210,262
	General Motors Co.	1,095,598	24,420,879
*	Genesco, Inc.	6,456	122,212
	Gentex Corp.	145,810	3,534,434
*	Gentherm, Inc.	37,081	1,388,313
# *	G-III Apparel Group, Ltd.	31,225	353,779
	Goodyear Tire & Rubber Co. (The)	267,257	1,916,233
	Graham Holdings Co., Class B	5,780	2,254,258
*	Green Brick Partners, Inc.	2,594	23,113
#	Group 1 Automotive, Inc.	57,936	3,278,598
#	Guess?, Inc.	70,100	655,435
	Hamilton Beach Brands Holding Co., Class A	10,413	137,347
#	Harley-Davidson, Inc.	3,372	73,611
	Haverty Furniture Cos., Inc.	33,479	452,971
# *	Helen of Troy, Ltd.	61,653	10,128,355
# *	Hibbett Sports, Inc.	20,800	320,944
	Hooker Furniture Corp.	14,814	222,062
*	Houghton Mifflin Harcourt Co.	32,600	52,160
#	Hyatt Hotels Corp., Class A	14,601	821,452
#	International Game Technology P.L.C.	7,100	53,534
*	J Alexander’s Holdings, Inc.	2,666	14,103
	Johnson Outdoors, Inc., Class A	15,588	1,065,596
*	K12, Inc.	3,100	70,401
	KB Home	30,800	808,192
	Kohl’s Corp.	144,069	2,659,514
# *	Lakeland Industries, Inc.	9,887	134,661
*	Laureate Education, Inc., Class A	17,544	166,142
	La-Z-Boy, Inc.	56,332	1,320,985
	LCI Industries	10,111	876,826
	Lear Corp.	51,273	5,006,808
	Lennar Corp., Class A	224,100	11,220,687
	Lennar Corp., Class B	12,506	477,104
	Lifetime Brands, Inc.	16,431	93,657
	Lithia Motors, Inc., Class A	34,933	3,862,192
*	LKQ Corp.	208,413	5,450,000
*	M/I Homes, Inc.	37,930	965,698
#	Macy’s, Inc.	337,455	1,977,486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MarineMax, Inc.	29,164	$420,253
	Marriott Vacations Worldwide Corp.	11,331	940,473
»	Media General, Inc.	25,196	2,381
# *	Meritage Homes Corp.	28,156	1,479,879
	MGM Resorts International	227,871	3,835,069
*	Modine Manufacturing Co.	14,650	67,829
*	Mohawk Industries, Inc.	98,740	8,661,473
*	Monarch Casino & Resort, Inc.	1,103	36,774
#	Monro, Inc.	3,100	172,019
# *	Motorcar Parts of America, Inc.	17,638	250,989
	Movado Group, Inc.	21,998	226,799
*	Murphy USA, Inc.	34,678	3,703,610
	Newell Brands, Inc.	126,940	1,761,927
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	1,315,526
	Office Depot, Inc.	549,015	1,218,813
	Oxford Industries, Inc.	11,400	477,888
#	Penske Automotive Group, Inc.	43,845	1,577,543
*	Perdoceo Education Corp.	78,974	1,026,662
*	Potbelly Corp.	25,202	86,947
	PulteGroup, Inc.	275,833	7,797,799
	PVH Corp.	57,171	2,814,528
*	Qurate Retail, Inc.	620,725	4,999,940
	Ralph Lauren Corp.	36,864	2,719,826
	RCI Hospitality Holdings, Inc.	12,026	150,686
# *	Red Robin Gourmet Burgers, Inc.	31,175	456,090
# *	Regis Corp.	22,062	274,010
	Rocky Brands, Inc.	8,729	187,237
#	Royal Caribbean Cruises, Ltd.	322,500	15,083,325
*	Shiloh Industries, Inc.	15,461	17,162
	Shoe Carnival, Inc.	32,650	771,193
*	Skechers U.S.A., Inc., Class A	146,140	4,118,225
#	Sonic Automotive, Inc., Class A	22,800	488,604
# *	Sportsman’s Warehouse Holdings, Inc.	21,200	151,792
*	Stamps.com, Inc.	15,800	2,500,666
	Standard Motor Products, Inc.	37,342	1,519,446
	Steven Madden, Ltd.	35,225	883,091
# *	Stoneridge, Inc.	25,661	513,990
	Strategic Education, Inc.	123	19,594
	Strattec Security Corp.	5,224	85,151
	Superior Group of Cos, Inc.	17,956	156,576
	Superior Industries International, Inc.	3,408	4,805
*	Tandy Leather Factory, Inc.	9,974	39,597
	Tapestry, Inc.	236,819	3,523,867
	Target Corp.	259,962	28,528,230
#	Thor Industries, Inc.	38,190	2,528,178
	Tilly’s, Inc., Class A	18,598	109,542
	Toll Brothers, Inc.	126,380	3,035,648
*	TopBuild Corp.	35,100	3,270,969
*	Unifi, Inc.	41,401	428,500
*	Universal Electronics, Inc.	15,506	640,088
# *	Urban Outfitters, Inc.	60,570	1,050,284
#	Whirlpool Corp.	50,924	5,690,248
	Winnebago Industries, Inc.	27,135	1,203,980
	Wolverine World Wide, Inc.	28,683	587,715
	Wyndham Hotels & Resorts, Inc.	47,600	1,794,996
# *	ZAGG, Inc.	30,497	100,640
*	Zumiez, Inc.	2,800	59,192

TOTAL CONSUMER DISCRETIONARY			310,183,229

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (7.2%)
	Alico, Inc.	960	$28,138
	Andersons, Inc. (The)	30,460	516,906
	Archer-Daniels-Midland Co.	750,362	27,868,445
	Bunge, Ltd.	114,694	4,549,911
#	Cal-Maine Foods, Inc.	1,523	63,220
	Casey’s General Stores, Inc.	26,905	4,073,686
*	Central Garden & Pet Co.	25,184	829,561
*	Central Garden & Pet Co., Class A	48,121	1,463,360
	Conagra Brands, Inc.	144,700	4,838,768
	Constellation Brands, Inc., Class B	3,479	549,108
	Coty, Inc., Class A	229,558	1,251,091
# *	Craft Brew Alliance, Inc.	9,754	147,285
*	Darling Ingredients, Inc.	173,938	3,581,383
*	Farmer Bros Co.	7,800	72,072
	Flowers Foods, Inc.	44,317	987,383
	Fresh Del Monte Produce, Inc.	39,437	1,124,349
# *	Hain Celestial Group, Inc. (The)	87,292	2,255,625
#	Ingles Markets, Inc., Class A	11,437	466,973
	Ingredion, Inc.	62,317	5,060,140
	JM Smucker Co. (The)	108,204	12,433,722
	John B. Sanfilippo & Son, Inc.	10,428	856,452
	Kroger Co. (The)	285,863	9,036,129
*	Landec Corp.	37,056	413,174
	Limoneira Co.	6,194	82,690
	Molson Coors Beverage Co., Class B	133,800	5,487,138
	Molson Coors Brewing Co., Class A	1,727	104,958
	Mondelez International, Inc., Class A	2,081,099	107,051,733
	Natural Grocers by Vitamin Cottage, Inc.	1,000	11,270
*	Nature’s Sunshine Products, Inc.	1,029	9,055
	Nu Skin Enterprises, Inc., Class A	3,097	90,463
	Oil-Dri Corp. of America	5,047	188,707
*	Performance Food Group Co.	50,855	1,492,594
*	Pilgrim’s Pride Corp.	7,900	173,800
*	Post Holdings, Inc.	72,415	6,651,318
	PriceSmart, Inc.	4,262	270,808
	Sanderson Farms, Inc.	22,700	3,090,378
	Seaboard Corp.	1,812	5,456,113
*	Seneca Foods Corp., Class A	6,301	226,710
*	Seneca Foods Corp., Class B	300	11,403
*	Simply Good Foods Co. (The)	8,033	151,422
	SpartanNash Co.	33,983	582,808
	Spectrum Brands Holdings, Inc.	6,675	287,426
	Tyson Foods, Inc., Class A	405,030	25,188,816
*	United Natural Foods, Inc.	2,700	28,728
	Universal Corp.	22,290	1,078,167
*	US Foods Holding Corp.	208,373	4,480,020
	Village Super Market, Inc., Class A	1,900	45,657
	Walgreens Boots Alliance, Inc.	659,669	28,557,071
	Walmart, Inc.	1,173,687	142,661,655
#	Weis Markets, Inc.	11,602	580,448

TOTAL CONSUMER STAPLES			416,508,237

ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	6,004	167,722
#	Apache Corp.	162,008	2,119,065
#	Arch Coal, Inc., Class A	17,190	501,776
	Archrock, Inc.	69,200	332,852
# *	Bonanza Creek Energy, Inc.	6,200	108,252
	Chevron Corp.	1,350,819	124,275,348

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Cimarex Energy Co.	79,704	$2,026,076
*	CNX Resources Corp.	154,203	1,634,552
	ConocoPhillips	1,439,649	60,609,223
# *	CONSOL Energy, Inc.	3,800	28,842
# *	Dawson Geophysical Co.	21,211	26,938
#	Delek US Holdings, Inc.	82,793	1,933,217
	Devon Energy Corp.	87,794	1,094,791
	DMC Global, Inc.	372	9,601
*	Dorian LPG, Ltd.	13,596	129,017
# *	Earthstone Energy, Inc., Class A	8,400	19,404
*	Era Group, Inc.	10,058	51,497
	Evolution Petroleum Corp.	17,727	52,649
*	Exterran Corp.	35,500	241,400
	Exxon Mobil Corp.	620,038	28,813,166
#	Green Plains, Inc.	21,234	124,644
#	Hallador Energy Co.	14,700	11,197
	Halliburton Co.	666,057	6,993,598
#	Helmerich & Payne, Inc.	62,000	1,225,740
	Hess Corp.	146,488	7,125,176
	HollyFrontier Corp.	146,260	4,832,430
	International Seaways, Inc.	12	290
	Kinder Morgan, Inc.	574,540	8,750,244
	Kosmos Energy, Ltd.	26,900	44,385
	Marathon Oil Corp.	467,019	2,858,156
	Marathon Petroleum Corp.	1,004,662	32,229,557
*	Matrix Service Co.	29,245	305,318
#	Murphy Oil Corp.	28,000	332,080
#	Nabors Industries, Ltd.	640	9,427
	NACCO Industries, Inc., Class A	6,832	240,145
*	Natural Gas Services Group, Inc.	10,028	63,678
*	Newpark Resources, Inc.	73,721	112,793
*	NexTier Oilfield Solutions, Inc.	1,400	3,248
	Noble Energy, Inc.	74,800	733,788
	Panhandle Oil and Gas, Inc., Class A	10,414	45,093
	Parsley Energy, Inc., Class A	81,213	767,463
	Patterson-UTI Energy, Inc.	1,400	5,166
# *	PDC Energy, Inc.	21,789	283,039
	Phillips 66	775,455	56,740,042
	Pioneer Natural Resources Co.	111,950	9,998,254
*	ProPetro Holding Corp.	5,764	24,439
*	REX American Resources Corp.	4,050	240,894
*	SEACOR Holdings, Inc.	18,204	514,445
*	SEACOR Marine Holdings, Inc.	12,678	39,682
	SFL Corp., Ltd.	12,481	140,910
# *	SilverBow Resources, Inc.	3,019	16,333
	SM Energy Co.	24,900	100,845
# *	Southwestern Energy Co.	377,255	1,218,534
	Targa Resources Corp.	26,979	349,648
*	TETRA Technologies, Inc.	31,400	15,270
	Valero Energy Corp.	605,899	38,383,702
	Williams Cos., Inc. (The)	352,897	6,835,615
	World Fuel Services Corp.	28,812	720,300

TOTAL ENERGY			406,610,956

FINANCIALS — (19.0%)
	1st Constitution Bancorp	692	8,788
	1st Source Corp.	45,305	1,573,443
	Affiliated Managers Group, Inc.	31,797	2,224,518
	Aflac, Inc.	337,222	12,558,147

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alleghany Corp.	3,115	$1,662,507
	Allstate Corp. (The)	169,260	17,217,127
	American Equity Investment Life Holding Co.	89,529	1,881,900
	American Financial Group, Inc.	156,083	10,338,938
	American International Group, Inc.	169,239	4,303,748
	American National Insurance Co.	22,561	1,816,161
	Ameris Bancorp	6,370	161,989
	AmeriServ Financial, Inc.	30,968	98,788
*	Arch Capital Group, Ltd.	9,282	223,046
	Argo Group International Holdings, Ltd.	59,381	2,099,712
	Associated Banc-Corp.	34,231	484,026
	Assurant, Inc.	65,820	6,992,717
	Assured Guaranty, Ltd.	122,989	3,656,463
*	Asta Funding, Inc.	885	10,257
*	Athene Holding, Ltd., Class A	94,140	2,541,780
	Atlantic Union Bankshares Corp.	68,946	1,645,741
*	Atlanticus Holdings Corp.	12,567	202,329
	Axis Capital Holdings, Ltd.	8,510	311,466
	Banc of California, Inc.	4,100	42,722
*	Bancorp, Inc. (The)	14,759	102,870
	BancorpSouth Bank	52,027	1,138,871
	Bank of America Corp.	5,929,137	142,595,745
	Bank of New York Mellon Corp. (The)	491,755	18,460,483
	Bank OZK	52,132	1,179,226
	BankFinancial Corp.	16,687	138,001
	BankUnited, Inc.	42,709	846,065
	Banner Corp.	40,520	1,557,184
	Bar Harbor Bankshares	2,733	50,233
	BCB Bancorp, Inc.	1,059	10,717
*	Berkshire Hathaway, Inc., Class B	171,479	32,128,305
	Berkshire Hills Bancorp, Inc.	33,464	570,227
*	Blucora, Inc.	57,127	803,777
#	BOK Financial Corp.	26,900	1,393,151
	Boston Private Financial Holdings, Inc.	14,600	110,960
	Brookline Bancorp, Inc.	90,600	925,026
	Cadence BanCorp	25,884	171,352
*	Cannae Holdings, Inc.	15,438	487,069
	Capital City Bank Group, Inc.	14,283	314,797
	Capital One Financial Corp.	333,920	21,624,659
	Carolina Financial Corp.	1,153	39,006
	Cathay General Bancorp	85,940	2,399,445
#	CCUR Holdings, Inc.	11,740	40,797
	CenterState Bank Corp.	22,895	398,144
	Century Bancorp, Inc., Class A	295	22,034
	Chemung Financial Corp.	300	7,350
	Chubb, Ltd.	64,312	6,946,339
	Cincinnati Financial Corp.	12,284	808,287
	CIT Group, Inc.	60,259	1,143,716
	Citigroup, Inc.	1,441,183	69,983,846
	Citizens Community Bancorp, Inc.	10,355	79,734
	Citizens Financial Group, Inc.	2,265	50,713
	CME Group, Inc.	46,028	8,202,650
	CNA Financial Corp.	51,474	1,625,549
	CNO Financial Group, Inc.	301,264	4,235,772
	Codorus Valley Bancorp, Inc.	165	2,318
#	Columbia Banking System, Inc.	69,936	1,887,573
	Comerica, Inc.	47,590	1,658,987
	Community Bankers Trust Corp.	5,917	33,076
	Community Financial Corp. (The)	408	9,466

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	18,195	$616,811
	Community West Bancshares	400	2,764
	ConnectOne Bancorp, Inc.	38,800	579,672
*	Consumer Portfolio Services, Inc.	26,500	78,440
#	Cowen, Inc., Class A	3,989	43,680
#	Cullen/Frost Bankers, Inc.	500	35,930
*	Customers Bancorp, Inc.	2,290	29,220
	Donegal Group, Inc., Class A	12,386	177,368
*	Donnelley Financial Solutions, Inc.	6,900	50,232
	E*TRADE Financial Corp.	86,881	3,528,237
	Eagle Bancorp Montana, Inc.	1,000	17,400
	East West Bancorp, Inc.	87,046	3,052,703
	Employers Holdings, Inc.	27,567	837,210
*	Equity Bancshares, Inc., Class A	2,393	44,845
	ESSA Bancorp, Inc.	8,217	98,604
	Evans Bancorp, Inc.	1,681	46,681
	Everest Re Group, Ltd.	34,913	6,044,488
	FBL Financial Group, Inc., Class A	24,660	963,713
	Federal Agricultural Mortgage Corp., Class A	177	11,024
	Federal Agricultural Mortgage Corp., Class C	9,500	632,985
	FedNat Holding Co.	13,665	165,620
	Fifth Third Bancorp	380,432	7,110,274
	Financial Institutions, Inc.	296	5,728
	First American Financial Corp.	71,961	3,318,841
	First Bancorp	16,138	429,109
	First BanCorp	184,745	1,077,063
	First Busey Corp.	27,120	499,550
	First Business Financial Services, Inc.	964	16,562
	First Citizens BancShares, Inc., Class A	8,627	3,295,514
	First Commonwealth Financial Corp.	81,147	772,519
	First Defiance Financial Corp.	21,760	378,189
	First Financial Bancorp	87,606	1,347,380
	First Financial Corp.	1,147	40,741
	First Financial Northwest, Inc.	25,371	249,143
	First Hawaiian, Inc.	67,992	1,195,979
#	First Horizon National Corp.	92,882	843,369
	First Internet Bancorp	5,329	83,665
	First Interstate BancSystem, Inc., Class A	7,320	247,416
	First Merchants Corp.	40,115	1,135,656
	First Midwest Bancorp, Inc.	103,318	1,527,040
	First United Corp.	1,266	19,433
	Flagstar Bancorp, Inc.	9,232	239,201
	FNB Corp.	122,668	992,384
	Franklin Financial Network, Inc.	5,337	126,594
	Fulton Financial Corp.	180,780	2,113,318
	Global Indemnity, Ltd.	8,282	203,654
	Goldman Sachs Group, Inc. (The)	198,993	36,499,296
	Great Southern Bancorp, Inc.	1,616	68,793
	Great Western Bancorp, Inc.	25,293	475,508
	Guaranty Federal Bancshares, Inc.	1,684	26,119
*	Hallmark Financial Services, Inc.	16,734	72,291
	Hanmi Financial Corp.	3,221	38,877
	Hanover Insurance Group, Inc. (The)	88,829	8,916,655
	Hartford Financial Services Group, Inc. (The)	245,844	9,339,614
	Heartland Financial USA, Inc.	465	15,796
	Hilltop Holdings, Inc.	26,171	505,100
*	HMN Financial, Inc.	3,456	53,568
	Home Bancorp, Inc.	719	18,263
	Home BancShares, Inc.	49,545	759,525

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	2,200	$56,210
	Hope Bancorp, Inc.	103,224	1,027,079
	Horace Mann Educators Corp.	58,206	2,046,523
	Huntington Bancshares, Inc.	707,863	6,540,654
	IBERIABANK Corp.	20,196	837,326
	Independence Holding Co.	500	13,830
	Independent Bank Corp.	339	24,710
#	Independent Bank Group, Inc.	40,199	1,218,432
	International Bancshares Corp.	23,718	687,585
	Investors Bancorp, Inc.	81,912	762,601
	Investors Title Co.	1,069	143,139
#	Janus Henderson Group P.L.C.	21,521	385,226
	JPMorgan Chase & Co.	2,307,658	220,981,330
	Kemper Corp.	40,117	2,696,665
	KeyCorp	526,210	6,130,346
	Lakeland Bancorp, Inc.	55,240	618,136
#	Landmark Bancorp, Inc.	2,634	57,869
	Legg Mason, Inc.	44,900	2,237,367
	Lincoln National Corp.	22,300	790,981
	Loews Corp.	243,798	8,450,039
	M&T Bank Corp.	35,300	3,956,424
	Mackinac Financial Corp.	6,893	71,136
	Marlin Business Services Corp.	13,787	146,694
# *	MBIA, Inc.	82,267	669,653
	Mercantile Bank Corp.	4,422	104,359
	Meridian Bancorp, Inc.	1,000	11,780
*	Meridian Corp.	511	7,563
	MetLife, Inc.	318,167	11,479,465
	MGIC Investment Corp.	340,167	2,486,621
	Middlefield Banc Corp.	452	7,797
	MidWestOne Financial Group, Inc.	346	7,221
	Morgan Stanley	1,036,923	40,885,874
	MVB Financial Corp.	716	9,831
	National Western Life Group, Inc., Class A	900	173,457
#	Navient Corp.	61,729	470,375
	Nelnet, Inc., Class A	16,900	813,735
	New York Community Bancorp, Inc.	195,658	2,124,846
»	NewStar Financial, Inc.	41,166	28,911
	Northfield Bancorp, Inc.	2,300	25,921
	Northrim BanCorp, Inc.	5,734	134,462
	Northwest Bancshares, Inc.	109,427	1,161,020
	OceanFirst Financial Corp.	5,466	92,102
	OFG Bancorp	34,148	429,582
	Old National Bancorp	66,704	945,196
	Old Republic International Corp.	252,367	4,025,254
	OneMain Holdings, Inc.	68,655	1,662,138
	Oppenheimer Holdings, Inc., Class A	3,097	63,736
*	Pacific Mercantile Bancorp	4,866	19,513
	Pacific Premier Bancorp, Inc.	3,466	73,999
	PacWest Bancorp	105,681	2,138,983
	Parke Bancorp, Inc.	660	9,299
	Peoples Bancorp of North Carolina, Inc.	275	4,785
	Peoples Bancorp, Inc.	15,923	387,088
	People’s United Financial, Inc.	77,200	979,668
	Pinnacle Financial Partners, Inc.	27,914	1,123,539
	PNC Financial Services Group, Inc. (The)	217,040	23,151,657
	Popular, Inc.	87,336	3,370,296
# *	PRA Group, Inc.	3,923	108,824
	Premier Financial Bancorp, Inc.	9,004	117,052

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	218,754	$7,964,833
	Prosperity Bancshares, Inc.	58,494	3,505,545
#	Protective Insurance Corp., Class A	300	5,637
	Protective Insurance Corp., Class B	5,098	79,631
	Provident Financial Holdings, Inc.	4,144	54,079
	Provident Financial Services, Inc.	71,759	1,029,742
	Prudential Bancorp, Inc.	1,222	15,031
	Prudential Financial, Inc.	220,446	13,749,217
	Radian Group, Inc.	167,314	2,506,364
	Regions Financial Corp.	1,302,555	14,002,466
	Reinsurance Group of America, Inc.	153,566	16,075,289
	RenaissanceRe Holdings, Ltd.	17,953	2,621,318
	Renasant Corp.	44,538	1,168,232
	Riverview Bancorp, Inc.	1,682	9,301
	Safety Insurance Group, Inc.	26,197	2,203,692
	Salisbury Bancorp, Inc.	300	10,125
#	Sandy Spring Bancorp, Inc.	10,325	263,288
	Santander Consumer USA Holdings, Inc.	48,660	758,609
	SB Financial Group, Inc.	1,128	16,469
*	Select Bancorp, Inc.	2,728	22,370
	Selective Insurance Group, Inc.	45,200	2,265,876
	Severn Bancorp, Inc.	1,399	7,974
	Signature Bank	28,102	3,011,972
	Simmons First National Corp., Class A	52,445	980,722
	SLM Corp.	63,919	533,084
	South State Corp.	14,479	837,465
	Southern National Bancorp of Virginia, Inc.	193	1,944
	State Auto Financial Corp.	15,100	378,859
	State Street Corp.	60,004	3,782,652
	Sterling Bancorp	110,271	1,359,641
	Stewart Information Services Corp.	21,171	674,508
	Stifel Financial Corp.	73,600	3,259,008
	Synchrony Financial	544,549	10,776,625
	Synovus Financial Corp.	113,409	2,382,723
	TCF Financial Corp.	154,714	4,593,459
	Territorial Bancorp, Inc.	823	20,682
*	Texas Capital Bancshares, Inc.	22,592	627,606
	Timberland Bancorp, Inc.	3,971	76,839
	Tiptree, Inc.	37,071	236,884
	Towne Bank	10,057	203,151
	Travelers Cos., Inc. (The)	168,250	17,028,582
	TriCo Bancshares	854	25,722
	Truist Financial Corp.	526,391	19,644,912
	Trustmark Corp.	68,317	1,817,915
	UMB Financial Corp.	6,961	353,897
	Umpqua Holdings Corp.	52,732	660,468
	United Bankshares, Inc.	31,427	941,553
	United Community Banks, Inc.	9,172	193,942
	United Fire Group, Inc.	24,429	698,669
	Unity Bancorp, Inc.	3,592	51,581
	Universal Insurance Holdings, Inc.	900	16,407
	Univest Financial Corp.	2,256	39,931
	Unum Group	499,784	8,721,231
	Valley National Bancorp	239,294	2,000,498
	Virtus Investment Partners, Inc.	3,700	300,699
	Voya Financial, Inc.	24,457	1,104,723
	Washington Federal, Inc.	97,887	2,617,498
	Waterstone Financial, Inc.	8,526	123,798
	Webster Financial Corp.	22,479	635,032

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Wells Fargo & Co.	2,422,026	$70,359,855
	WesBanco, Inc.	34,796	858,765
	Western New England Bancorp, Inc.	13,698	82,325
	White Mountains Insurance Group, Ltd.	1,572	1,529,556
	Wintrust Financial Corp.	47,328	1,983,043
	WSFS Financial Corp.	40,724	1,188,326
	Zions Bancorp NA	121,745	3,848,359

TOTAL FINANCIALS			1,095,441,290

HEALTH CARE — (18.1%)
	Abbott Laboratories	915,297	84,289,701
# *	Acadia Healthcare Co., Inc.	68,394	1,642,140
*	Addus HomeCare Corp.	2,044	165,605
*	Alexion Pharmaceuticals, Inc.	102,164	10,979,565
	Allergan P.L.C.	26,101	4,889,761
*	Allscripts Healthcare Solutions, Inc.	33,823	219,850
*	AMN Healthcare Services, Inc.	3,400	159,732
*	AngioDynamics, Inc.	14,354	149,712
*	Anika Therapeutics, Inc.	14,671	487,517
	Anthem, Inc.	504,640	141,667,587
*	Arena Pharmaceuticals, Inc.	2,796	136,920
*	Bio-Rad Laboratories, Inc., Class A	6,342	2,791,114
*	BioSpecifics Technologies Corp.	2,500	142,275
	Bristol-Myers Squibb Co.	237,590	14,447,848
*	Brookdale Senior Living, Inc.	106,229	383,487
*	Catalent, Inc.	16,700	1,154,805
*	Centene Corp.	106,514	7,091,702
*	Cigna Corp.	285,386	55,872,871
	CONMED Corp.	43,239	3,195,794
	Cooper Cos., Inc. (The)	13,956	4,001,185
# *	Covetrus, Inc.	7,558	89,865
# *	Cross Country Healthcare, Inc.	33,795	212,571
*	CryoLife, Inc.	17,502	390,820
# *	Cumberland Pharmaceuticals, Inc.	23,319	92,343
	CVS Health Corp.	1,510,745	92,986,355
	Danaher Corp.	375,873	61,440,201
*	DaVita, Inc.	73,290	5,790,643
	DENTSPLY SIRONA, Inc.	67,083	2,847,003
# *	Digirad Corp.	2,671	8,841
*	Elanco Animal Health, Inc.	300	7,413
*	Emergent BioSolutions, Inc.	30,178	2,231,663
	Envista Holdings Corp.	163,737	3,187,959
# *	Enzo Biochem, Inc.	6,287	18,987
*	Exelixis, Inc.	31,444	776,510
*	FONAR Corp.	1,460	28,470
*	Globus Medical, Inc., Class A	13,207	626,804
# *	Harvard Bioscience, Inc.	16,180	44,495
*	HMS Holdings Corp.	6,400	183,520
*	Horizon Therapeutics P.L.C.	45,000	1,621,800
	Humana, Inc.	198,071	75,627,469
*	Integer Holdings Corp.	41,672	3,102,897
# *	IntriCon Corp.	8,135	107,382
*	Jazz Pharmaceuticals P.L.C.	44,811	4,940,413
	Kewaunee Scientific Corp.	1,631	17,126
*	Laboratory Corp. of America Holdings	9,871	1,623,286
# *	LHC Group, Inc.	30,318	3,941,037
# *	Ligand Pharmaceuticals, Inc.	2,168	213,700
	Luminex Corp.	19,129	689,600
*	Magellan Health, Inc.	18,899	1,147,736

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
* »	MedCath Corp.	29,240	$0
# *	MEDNAX, Inc.	75,502	1,096,289
# *	Medpace Holdings, Inc.	800	63,888
	Medtronic P.L.C.	814,175	79,487,905
*	Meridian Bioscience, Inc.	37,500	450,000
*	Merit Medical Systems, Inc.	27,130	1,107,447
# *	Molina Healthcare, Inc.	18,941	3,105,756
*	Mylan NV	114,871	1,926,387
# *	Myriad Genetics, Inc.	1,987	30,719
	National HealthCare Corp.	6,880	470,386
*	Natus Medical, Inc.	16,198	404,788
*	NuVasive, Inc.	4,355	265,132
*	Omnicell, Inc.	35,405	2,581,024
*	OraSure Technologies, Inc.	69,400	1,106,236
#	Patterson Cos., Inc.	12,992	237,494
	PerkinElmer, Inc.	76,500	6,925,545
	Perrigo Co. P.L.C.	36,061	1,922,051
	Pfizer, Inc.	3,696,959	141,815,347
*	Premier, Inc., Class A	13,070	433,401
*	Prestige Consumer Healthcare, Inc.	111,489	4,536,487
*	Providence Service Corp. (The)	9,300	539,493
	Quest Diagnostics, Inc.	20,299	2,235,123
*	RTI Surgical Holdings, Inc.	63,120	170,740
*	Select Medical Holdings Corp.	124,004	2,116,748
	STERIS P.L.C.	200	28,500
*	Supernus Pharmaceuticals, Inc.	523	12,238
# *	Surmodics, Inc.	5,593	213,093
# *	Syneos Health, Inc.	37,367	2,084,705
*	Taro Pharmaceutical Industries, Ltd.	3,478	240,365
	Teleflex, Inc.	20,806	6,978,332
	Thermo Fisher Scientific, Inc.	435,609	145,789,620
# *	Triple-S Management Corp., Class B	21,741	368,075
*	United Therapeutics Corp.	16,900	1,851,564
	UnitedHealth Group, Inc.	89,716	26,239,239
	Universal Health Services, Inc., Class B	38,927	4,114,195
*	Vanda Pharmaceuticals, Inc.	700	8,050
*	Varex Imaging Corp.	5,400	141,102
	Zimmer Biomet Holdings, Inc.	34,405	4,118,278

TOTAL HEALTH CARE			1,043,081,822

INDUSTRIALS — (12.2%)
	AAR Corp.	35,596	696,970
	ABM Industries, Inc.	76,400	2,635,036
	Acme United Corp.	1,030	22,361
	Acuity Brands, Inc.	32,822	2,842,057
# *	Advanced Disposal Services, Inc.	9,007	290,476
*	AECOM	22,080	800,621
*	Aegion Corp.	38,330	615,196
# *	Aerovironment, Inc.	35,065	2,113,017
	AGCO Corp.	73,273	3,871,745
	Air Lease Corp.	74,037	1,936,068
*	Air Transport Services Group, Inc.	21,308	431,274
	Alamo Group, Inc.	22,751	2,239,608
	Alaska Air Group, Inc.	114,992	3,739,540
	Albany International Corp., Class A	20,551	1,050,978
	Allegiant Travel Co.	10,873	853,313
	Allied Motion Technologies, Inc.	1,458	42,020
	Altra Industrial Motion Corp.	15,484	432,158
	AMERCO	29,431	8,244,506

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	981	$17,717
*	American Woodmark Corp.	17,504	899,881
	Apogee Enterprises, Inc.	36,374	743,485
	Applied Industrial Technologies, Inc.	11,718	613,906
	ARC Document Solutions, Inc.	20,800	14,560
	ArcBest Corp.	12,135	247,190
	Arcosa, Inc.	61,271	2,283,570
	Argan, Inc.	16,121	605,182
*	ASGN, Inc.	55,051	2,557,119
	Astec Industries, Inc.	22,925	919,522
# *	Atlas Air Worldwide Holdings, Inc.	29,094	955,738
	AZZ, Inc.	19,600	615,244
	Barnes Group, Inc.	52,200	2,003,436
*	Beacon Roofing Supply, Inc.	32,799	721,578
*	BMC Stock Holdings, Inc.	52,400	1,113,500
	Brady Corp., Class A	55,500	2,416,470
*	Builders FirstSource, Inc.	28,442	521,911
*	CAI International, Inc.	17,082	281,682
	Carlisle Cos., Inc.	42,219	5,106,810
*	Carrier Global Corp.	245,098	4,340,686
*	Casella Waste Systems, Inc., Class A	5,201	241,222
*	CBIZ, Inc.	39,049	927,414
*	CECO Environmental Corp.	3,773	20,450
*	Chart Industries, Inc.	23,620	843,706
	Chicago Rivet & Machine Co.	700	15,057
*	CIRCOR International, Inc.	6,849	102,256
*	Clean Harbors, Inc.	40,519	2,164,930
# *	Colfax Corp.	17,646	455,090
	Columbus McKinnon Corp.	17,542	475,037
	Comfort Systems USA, Inc.	44,560	1,483,848
*	Commercial Vehicle Group, Inc.	31,533	76,310
	CompX International, Inc.	500	6,890
#	Copa Holdings SA, Class A	33,488	1,480,504
	CoreLogic, Inc.	96,545	3,709,259
*	Covenant Transportation Group, Inc., Class A	7,080	62,870
	CRA International, Inc.	7,613	320,736
	Crane Co.	17,597	958,157
	CSW Industrials, Inc.	300	19,872
	CSX Corp.	1,008,000	66,759,840
#	Cubic Corp.	31,381	1,199,068
	Curtiss-Wright Corp.	46,353	4,804,488
	Delta Air Lines, Inc.	433,135	11,222,528
	Deluxe Corp.	17,026	479,622
	Douglas Dynamics, Inc.	30,234	1,117,449
*	Ducommun, Inc.	12,645	357,095
*	DXP Enterprises, Inc.	16,202	241,734
# *	Dycom Industries, Inc.	8,097	263,962
	Eastern Co. (The)	10,193	183,474
	Eaton Corp. P.L.C.	265,270	22,150,045
*	Echo Global Logistics, Inc.	31,380	550,091
	EMCOR Group, Inc.	63,171	4,013,254
	Encore Wire Corp.	24,066	1,101,741
#	Enerpac Tool Group Corp.	21,000	358,260
	EnerSys	44,939	2,623,988
	Ennis, Inc.	30,835	573,839
	ESCO Technologies, Inc.	29,848	2,277,402
	Espey Manufacturing & Electronics Corp.	1,671	31,766
	Federal Signal Corp.	71,923	1,936,886
	FedEx Corp.	144,562	18,326,125

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	52,147	$1,468,981
	Fortune Brands Home & Security, Inc.	123,726	5,963,593
	Forward Air Corp.	5,747	296,545
*	Franklin Covey Co.	3,046	63,204
	Franklin Electric Co., Inc.	21,158	1,074,826
*	FTI Consulting, Inc.	43,936	5,595,689
#	GATX Corp.	65,445	3,880,888
*	Gencor Industries, Inc.	13,149	159,366
*	Gibraltar Industries, Inc.	34,903	1,616,009
*	Goldfield Corp. (The)	4,304	14,849
	Gorman-Rupp Co. (The)	22,062	650,829
*	GP Strategies Corp.	18,583	147,921
#	Granite Construction, Inc.	13,854	227,760
*	Great Lakes Dredge & Dock Corp.	69,820	617,209
#	Greenbrier Cos., Inc. (The)	23,651	401,594
#	Griffon Corp.	40,152	658,894
#	Hawaiian Holdings, Inc.	35,522	511,517
	Heartland Express, Inc.	13,705	268,481
	Heidrick & Struggles International, Inc.	18,634	418,147
*	Herc Holdings, Inc.	1,679	47,398
*	Heritage-Crystal Clean, Inc.	7,665	140,653
	Herman Miller, Inc.	23,686	533,882
# *	Hertz Global Holdings, Inc.	50,225	202,909
	Hillenbrand, Inc.	20,148	422,101
*	Houston Wire & Cable Co.	9,200	21,252
	Howmet Aerospace, Inc.	222,905	2,913,368
*	Hub Group, Inc., Class A	1,944	93,526
	Hubbell, Inc.	17,724	2,205,397
	Hurco Cos., Inc.	7,910	258,578
*	Huron Consulting Group, Inc.	25,901	1,451,492
	Hyster-Yale Materials Handling, Inc.	12,246	478,084
*	IAA Inc.	18,100	698,660
	ICF International, Inc.	31,660	2,328,276
*	Ingersoll Rand, Inc.	193,247	5,619,623
*	InnerWorkings, Inc.	11,981	21,206
	Insteel Industries, Inc.	17,578	308,845
	Interface, Inc.	9,774	90,312
	ITT, Inc.	92,819	4,893,418
	Jacobs Engineering Group, Inc.	12,700	1,050,925
*	JELD-WEN Holding, Inc.	4,547	57,747
*	JetBlue Airways Corp.	324,893	3,164,458
	Kadant, Inc.	10,486	881,768
	Kaman Corp.	27,087	1,049,892
#	KAR Auction Services, Inc.	18,100	271,138
	Kennametal, Inc.	49,746	1,273,995
	Kimball International, Inc., Class B	38,632	474,015
*	Kirby Corp.	15,266	815,510
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,127,210
	Knoll, Inc.	8,100	94,446
	Korn Ferry	63,010	1,816,578
*	Kratos Defense & Security Solutions, Inc.	2,711	40,719
	L3Harris Technologies, Inc.	127,356	24,668,857
*	Lawson Products, Inc.	8,847	297,348
*	LB Foster Co., Class A	4,904	70,569
	LSI Industries, Inc.	15,841	98,214
*	Lydall, Inc.	15,605	174,776
#	Macquarie Infrastructure Corp.	16,662	459,705
	ManpowerGroup, Inc.	57,319	4,255,363
	Marten Transport, Ltd.	79,636	1,785,439

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	19,500	$1,152,060
# *	MasTec, Inc.	63,539	2,281,050
	Matson, Inc.	62,316	1,884,436
	Matthews International Corp., Class A	25,800	617,652
	McGrath RentCorp	22,452	1,224,757
*	Mercury Systems, Inc.	2,055	183,224
*	Middleby Corp. (The)	6,600	367,158
	Miller Industries, Inc.	20,099	610,608
*	Mistras Group, Inc.	14,828	70,433
	Mobile Mini, Inc.	54,461	1,555,951
	Moog, Inc., Class A	35,839	1,773,314
*	MRC Global, Inc.	97,164	520,799
	MSC Industrial Direct Co., Inc., Class A	3,500	208,740
	Mueller Industries, Inc.	44,012	1,139,911
	Mueller Water Products, Inc., Class A	72,387	686,953
*	MYR Group, Inc.	19,582	587,460
	National Presto Industries, Inc.	5,471	444,847
	Nielsen Holdings P.L.C.	17,000	250,410
	NL Industries, Inc.	100	335
	NN, Inc.	9,957	34,352
	Norfolk Southern Corp.	545,229	93,288,682
*	Northwest Pipe Co.	5,286	128,555
*	NOW, Inc.	12,749	78,661
	nVent Electric P.L.C.	141,034	2,630,284
	Oshkosh Corp.	76,335	5,154,902
*	Otis Worldwide Corp.	122,549	6,238,970
	Owens Corning	149,300	6,473,648
	PACCAR, Inc.	165,276	11,442,057
*	PAM Transportation Services, Inc.	6,449	246,223
	Park Aerospace Corp.	9,330	124,182
	Park-Ohio Holdings Corp.	2,542	46,595
	Patrick Industries, Inc.	13,200	544,104
	Pentair P.L.C.	75,472	2,610,576
*	Perma-Pipe International Holdings, Inc.	8,900	51,620
*	PGT Innovations, Inc.	49,980	516,793
	Powell Industries, Inc.	5,719	145,091
	Preformed Line Products Co.	400	19,872
	Primoris Services Corp.	34,000	530,740
	Quad/Graphics, Inc.	6,491	24,146
	Quanex Building Products Corp.	30,731	383,216
	Quanta Services, Inc.	168,307	6,119,642
*	Radiant Logistics, Inc.	42,044	179,948
	Raytheon Technologies Corp.	226,232	14,662,096
*	RCM Technologies, Inc.	15,245	22,105
	Regal Beloit Corp.	22,880	1,624,709
	Republic Services, Inc.	429,755	33,667,007
*	Resideo Technologies, Inc.	27,514	141,147
	Resources Connection, Inc.	31,255	340,054
	Rexnord Corp.	66,378	1,810,128
	Rush Enterprises, Inc., Class A	33,503	1,256,362
	Rush Enterprises, Inc., Class B	18,522	654,012
	Ryder System, Inc.	89,844	3,180,478
*	Saia, Inc.	29,325	2,713,149
	Schneider National, Inc., Class B	9,398	205,910
*	Sensata Technologies Holding P.L.C.	88,061	3,203,659
*	SIFCO Industries, Inc.	4,527	11,040
	Simpson Manufacturing Co., Inc.	37,725	2,719,972
	SkyWest, Inc.	57,460	1,778,387
	Snap-on, Inc.	38,115	4,966,003

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Southwest Airlines Co.	531,263	$16,601,969
	Spartan Motors, Inc.	33,020	465,252
# *	Spirit Airlines, Inc.	63,489	953,605
*	SPX FLOW, Inc.	15,945	519,329
	Standex International Corp.	22,341	1,113,475
	Stanley Black & Decker, Inc.	129,900	14,314,980
	Steelcase, Inc., Class A	100,669	1,102,326
# *	Stericycle, Inc.	33,600	1,639,680
*	Sterling Construction Co., Inc.	29,900	295,412
# *	Team, Inc.	12,074	74,497
	Terex Corp.	42,936	652,198
	Tetra Tech, Inc.	57,122	4,300,144
*	Textainer Group Holdings, Ltd.	10,800	94,824
	Textron, Inc.	77,944	2,054,604
*	Thermon Group Holdings, Inc.	5,700	87,096
	Timken Co. (The)	40,125	1,507,897
	Titan International, Inc.	18,000	25,380
*	Titan Machinery, Inc.	17,783	167,160
	Trane Technologies P.L.C.	213,109	18,629,989
*	Transcat, Inc.	7,700	216,293
*	TriMas Corp.	10,200	243,168
#	Trinity Industries, Inc.	120,734	2,328,959
#	Triton International, Ltd.	28,853	893,866
# *	Twin Disc, Inc.	6,900	41,469
	UFP Industries, Inc.	95,400	3,922,848
*	Ultralife Corp.	3,309	23,328
	UniFirst Corp.	18,705	3,145,246
	Union Pacific Corp.	420,400	67,175,716
*	United Airlines Holdings, Inc.	138,905	4,108,810
*	United Rentals, Inc.	51,618	6,632,913
# *	Univar Solutions, Inc.	77,916	1,131,340
# *	USA Truck, Inc.	7,482	37,260
	Valmont Industries, Inc.	10,420	1,221,641
*	Vectrus, Inc.	11,269	586,101
*	Veritiv Corp.	9,937	93,110
	Viad Corp.	23,193	555,936
*	Virco Manufacturing Corp.	12,601	29,990
	VSE Corp.	6,244	120,010
#	Wabash National Corp.	23,800	195,160
	Watts Water Technologies, Inc., Class A	29,209	2,406,822
	Werner Enterprises, Inc.	51,539	2,067,745
*	WESCO International, Inc.	50,840	1,315,231
*	Willdan Group, Inc.	7,100	180,056
*	Willis Lease Finance Corp.	6,713	134,327
	Woodward, Inc.	14,712	890,959
# *	XPO Logistics, Inc.	103,005	6,874,554

TOTAL INDUSTRIALS			703,168,200

INFORMATION TECHNOLOGY — (11.0%)
*	ACI Worldwide, Inc.	2,971	81,405
*	Advanced Energy Industries, Inc.	3,570	198,492
*	Agilysys, Inc.	3,000	58,770
*	Alithya Group, Inc., Class A	11,334	20,515
	Alliance Data Systems Corp.	7,000	350,490
*	Alpha & Omega Semiconductor, Ltd.	20,661	248,552
	Amdocs, Ltd.	99,072	6,384,200
*	Amkor Technology, Inc.	1,400	13,832
	Analog Devices, Inc.	24,652	2,701,859
*	Anixter International, Inc.	17,801	1,653,001

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	175,521	$11,043,781
	AstroNova, Inc.	6,285	44,184
	Avnet, Inc.	84,362	2,532,547
*	Aware, Inc.	14,326	36,531
*	Axcelis Technologies, Inc.	31,733	741,283
*	AXT, Inc.	24,921	137,813
#	Bel Fuse, Inc., Class A	3,574	25,411
	Bel Fuse, Inc., Class B	11,381	84,902
	Belden, Inc.	2,684	91,766
	Benchmark Electronics, Inc.	62,063	1,282,222
	Brooks Automation, Inc.	52,147	2,007,138
	Cabot Microelectronics Corp.	13,809	1,692,155
*	CACI International, Inc., Class A	27,304	6,829,823
*	CalAmp Corp.	26,700	179,424
*	Calix, Inc.	5,463	62,825
# *	Cardtronics P.L.C., Class A	13,293	304,410
#	Cerence Inc.	24,487	518,145
*	Ciena Corp.	133,800	6,188,250
*	Cirrus Logic, Inc.	66,501	5,027,476
	Cisco Systems, Inc.	5,337	226,182
# *	Coherent, Inc.	16,244	2,077,120
	Cohu, Inc.	35,808	591,906
# *	CommScope Holding Co., Inc.	103,267	1,136,970
	Comtech Telecommunications Corp.	15,569	288,182
*	Conduent, Inc.	481	1,212
	Corning, Inc.	785,955	17,298,870
# *	Cree, Inc.	13,400	577,942
	CSP, Inc.	2,414	25,323
	CTS Corp.	66,936	1,550,238
*	CyberOptics Corp.	3,281	83,961
	Daktronics, Inc.	40,433	182,757
# *	Digi International, Inc.	25,438	288,721
*	Diodes, Inc.	48,570	2,471,727
*	DSP Group, Inc.	46,713	805,799
	DXC Technology Co.	228,936	4,150,610
*	EchoStar Corp., Class A	27,350	862,893
*	EMCORE Corp.	744	2,031
*	ePlus, Inc.	17,490	1,237,418
*	Fabrinet	41,355	2,595,026
	Fidelity National Information Services, Inc.	201,896	26,628,063
# *	First Solar, Inc.	30,266	1,332,007
*	Fiserv, Inc.	38,562	3,974,200
*	Flex, Ltd.	467,295	4,560,799
	FLIR Systems, Inc.	78,882	3,423,479
*	FormFactor, Inc.	83,395	1,943,103
*	Frequency Electronics, Inc.	7,390	74,270
	Global Payments, Inc.	76,846	12,757,973
*	GSI Technology, Inc.	2,491	19,255
	Hackett Group, Inc. (The)	18,000	266,940
# *	Harmonic, Inc.	82,383	477,821
	Hewlett Packard Enterprise Co.	894,616	8,999,837
*	Ichor Holdings, Ltd.	14,000	348,600
# *	II-VI, Inc.	548	18,862
*	Insight Enterprises, Inc.	42,100	2,285,609
	Intel Corp.	4,943,498	296,511,010
	InterDigital, Inc.	21,111	1,219,582
*	Itron, Inc.	25,301	1,766,516
	Jabil, Inc.	156,633	4,454,643
	Juniper Networks, Inc.	195,414	4,220,942

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KBR, Inc.	136,686	$2,769,258
	KEMET Corp.	58,223	1,572,603
*	Key Tronic Corp.	17,623	81,594
*	Kimball Electronics, Inc.	23,443	316,949
*	Knowles Corp.	99,915	1,553,678
	Kulicke & Soffa Industries, Inc.	74,988	1,797,462
*	KVH Industries, Inc.	13,696	127,099
*	Lattice Semiconductor Corp.	35,397	796,786
*	Limelight Networks, Inc.	63,304	320,951
	Littelfuse, Inc.	7,314	1,062,285
*	LiveRamp Holdings, Inc.	7,769	294,134
	LogMeIn, Inc.	20,208	1,726,976
# *	Lumentum Holdings, Inc.	51,495	4,166,460
	ManTech International Corp., Class A	30,048	2,240,379
	Marvell Technology Group, Ltd.	166,418	4,450,017
	Methode Electronics, Inc.	72,016	2,161,920
*	Micron Technology, Inc.	878,203	42,057,142
	MKS Instruments, Inc.	62,405	6,254,853
	MTS Systems Corp.	20,700	440,289
*	NETGEAR, Inc.	34,428	825,583
*	Nuance Communications, Inc.	195,900	3,957,180
# *	ON Semiconductor Corp.	379,816	6,094,148
*	Onto Innovation Inc.	46,997	1,525,523
# *	Optical Cable Corp.	10,474	27,756
*	OSI Systems, Inc.	19,200	1,389,696
# *	PAR Technology Corp.	10,048	190,008
	PC Connection, Inc.	35,467	1,629,709
*	Perceptron, Inc.	1,300	3,653
*	Perficient, Inc.	28,300	985,689
	Perspecta, Inc.	114,468	2,469,075
*	Photronics, Inc.	79,712	952,558
*	Plexus Corp.	35,152	2,203,679
*	Qorvo, Inc.	95,832	9,394,411
*	Rambus, Inc.	9,315	116,717
	Richardson Electronics, Ltd.	15,464	61,856
# *	Rogers Corp.	10,243	1,137,383
*	Sanmina Corp.	39,846	1,104,930
*	ScanSource, Inc.	21,541	558,343
	Science Applications International Corp.	30,919	2,524,846
	SS&C Technologies Holdings, Inc.	51,586	2,845,484
*	Sykes Enterprises, Inc.	21,292	609,590
# *	Synaptics, Inc.	38,700	2,530,593
	SYNNEX Corp.	55,899	4,894,516
	TE Connectivity, Ltd.	197,255	14,490,352
*	Tech Data Corp.	81,325	11,437,548
#	TESSCO Technologies, Inc.	8,689	53,524
	TiVo Corp.	19,000	133,570
*	TTM Technologies, Inc.	72,684	842,408
# *	Ultra Clean Holdings, Inc.	39,982	735,269
*	Verint Systems, Inc.	44,826	1,915,863
# *	ViaSat, Inc.	22,743	964,303
*	Viavi Solutions, Inc.	16,203	195,732
*	Virtusa Corp.	30,064	992,112
	Vishay Intertechnology, Inc.	151,731	2,517,217
*	Vishay Precision Group, Inc.	16,480	381,018
	Western Digital Corp.	215,907	9,948,995
*	Xerox Holdings Corp.	128,558	2,351,326
	Xperi Corp.	54,435	831,767

TOTAL INFORMATION TECHNOLOGY			632,294,366

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (3.0%)
*	AdvanSix, Inc.	19,500	$237,510
#	Albemarle Corp.	92,334	5,672,078
*	Alcoa Corp.	43,626	355,552
# *	Allegheny Technologies, Inc.	44,120	331,341
# *	Amcor, PLC	213,649	1,916,432
*	Arconic Corp.	64,458	562,074
	Ashland Global Holdings, Inc.	112,560	6,943,826
*	Berry Global Group, Inc.	8,100	322,299
	Boise Cascade Co.	43,464	1,359,119
	Cabot Corp.	46,280	1,568,429
	Carpenter Technology Corp.	52,999	1,174,988
# *	Century Aluminum Co.	2,522	10,971
	Chemours Co. (The)	7,630	89,500
*	Clearwater Paper Corp.	895	21,426
	Commercial Metals Co.	88,897	1,417,018
	Compass Minerals International, Inc.	3,757	184,694
# *	Core Molding Technologies, Inc.	11,847	29,854
*	Corteva, Inc.	3,686	96,536
	Domtar Corp.	46,407	1,084,068
*	Dow, Inc.	163,118	5,984,799
	DuPont de Nemours, Inc.	3,686	173,316
	Eastman Chemical Co.	62,099	3,757,610
# *	Element Solutions, Inc.	90,367	926,262
	Friedman Industries, Inc.	3,048	12,984
	FutureFuel Corp.	6,104	63,360
	Gold Resource Corp.	53,300	220,129
	Graphic Packaging Holding Co.	204,980	2,736,483
	Greif, Inc., Class A	21,053	713,486
	Greif, Inc., Class B	400	15,900
	Hawkins, Inc.	10,809	404,581
	Haynes International, Inc.	10,047	222,039
	HB Fuller Co.	57,208	2,104,682
	Hecla Mining Co.	73,348	192,905
	Huntsman Corp.	219,652	3,692,350
	Innospec, Inc.	24,133	1,750,125
	International Flavors & Fragrances, Inc.	12,728	1,667,750
	International Paper Co.	237,550	8,136,087
	Kaiser Aluminum Corp.	27,181	1,963,284
*	Kraton Corp.	18,082	282,260
	Kronos Worldwide, Inc.	2,217	21,039
	Linde P.L.C.	30,539	5,618,871
	Louisiana-Pacific Corp.	173,457	3,469,140
*	LSB Industries, Inc.	1,758	3,498
	LyondellBasell Industries NV, Class A	33,690	1,952,335
	Martin Marietta Materials, Inc.	23,633	4,495,706
	Materion Corp.	19,190	992,891
	Mercer International, Inc.	21,725	218,988
	Minerals Technologies, Inc.	34,280	1,509,691
	Myers Industries, Inc.	22,700	280,572
	Neenah, Inc.	7,684	375,440
	Newmont Corp.	502,635	29,896,730
	Northern Technologies International Corp.	6,070	49,410
	Nucor Corp.	164,456	6,773,943
#	Olin Corp.	186,712	2,492,605
	Olympic Steel, Inc.	9,986	94,268
	Packaging Corp. of America	15,471	1,495,272
	PH Glatfelter Co.	43,300	632,180
	PolyOne Corp.	1,985	46,231
*	PQ Group Holdings, Inc.	2,829	33,156

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Rayonier Advanced Materials, Inc.	3,100	$5,518
	Reliance Steel & Aluminum Co.	93,801	8,402,694
*	Resolute Forest Products, Inc.	46,500	112,065
	Royal Gold, Inc.	28,500	3,492,105
*	Ryerson Holding Corp.	10,600	48,972
	Schnitzer Steel Industries, Inc., Class A	400	6,224
	Schweitzer-Mauduit International, Inc.	31,500	1,014,930
	Sensient Technologies Corp.	38,101	1,820,847
	Silgan Holdings, Inc.	5,100	175,950
	Sonoco Products Co.	80,873	3,949,837
	Steel Dynamics, Inc.	215,469	5,229,433
	Stepan Co.	22,152	2,113,301
*	Summit Materials, Inc., Class A	95,498	1,442,975
	SunCoke Energy, Inc.	45,766	144,163
# *	Synalloy Corp.	949	8,389
# *	TimkenSteel Corp.	34,788	90,449
*	Trecora Resources	10,776	63,578
	Tredegar Corp.	26,545	437,462
	Trinseo SA	39,519	808,164
# *	Tronox Holdings P.L.C., Class A	64,513	439,979
*	UFP Technologies, Inc.	339	14,577
	United States Lime & Minerals, Inc.	2,500	200,250
#	United States Steel Corp.	25,874	198,712
# *	Universal Stainless & Alloy Products, Inc.	6,269	46,829
*	US Concrete, Inc.	4,591	88,055
	Valvoline, Inc.	204,538	3,516,008
*	Verso Corp., Class A	2,361	32,794
	Vulcan Materials Co.	58,246	6,580,051
	Westlake Chemical Corp.	158,152	6,871,704
	WestRock Co.	162,029	5,215,714
	Worthington Industries, Inc.	47,320	1,251,141

TOTAL MATERIALS			172,672,943

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	3,831,460
	Griffin Industrial Realty, Inc.	1,500	57,630
	Jones Lang LaSalle, Inc.	40,739	4,301,224
	Kennedy-Wilson Holdings, Inc.	96,704	1,368,362
	Newmark Group, Inc., Class A	28,647	111,150
*	Rafael Holdings, Inc., Class B	550	7,760
	RE/MAX Holdings, Inc., Class A	3,800	99,902
# *	St Joe Co. (The)	40,700	744,810
*	Stratus Properties, Inc.	3,069	51,467

TOTAL REAL ESTATE			10,573,765

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,029,113
	New Jersey Resources Corp.	46,254	1,562,460
	NRG Energy, Inc.	55,469	1,859,875
	Ormat Technologies, Inc.	21,734	1,356,419

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Vistra Energy Corp.	26,700	$521,718

TOTAL UTILITIES			8,329,585

TOTAL COMMON STOCKS			5,637,715,346

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0

TOTAL INVESTMENT SECURITIES (Cost $3,484,456,097)			5,637,715,346

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	69,908,508	69,908,508

SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	4,829,090	55,877,406

TOTAL INVESTMENTS — (100.0%) (Cost $3,610,231,060)			$5,763,501,260

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$838,850,953	—	—	$838,850,953
Consumer Discretionary	310,180,848	$2,381	—	310,183,229
Consumer Staples	416,508,237	—	—	416,508,237
Energy	406,610,956	—	—	406,610,956
Financials	1,095,412,379	28,911	—	1,095,441,290
Health Care	1,043,081,822	—	—	1,043,081,822
Industrials	703,168,200	—	—	703,168,200
Information Technology	632,294,366	—	—	632,294,366
Materials	172,672,943	—	—	172,672,943
Real Estate	10,573,765	—	—	10,573,765
Utilities	8,329,585	—	—	8,329,585
Temporary Cash Investments	69,908,508	—	—	69,908,508
Securities Lending Collateral	—	55,877,406	—	55,877,406

TOTAL	$5,707,592,562	$55,908,698	—	$5,763,501,260

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	6,766	$10,487
#	AMC Entertainment Holdings, Inc., Class A	13,141	64,654
*	AMC Networks, Inc., Class A	2,928	69,833
	ATN International, Inc.	4,926	306,003
*	Ballantyne Strong, Inc.	3,604	5,586
	Beasley Broadcast Group, Inc., Class A	1,850	4,588
*	Cars.com, Inc.	20,527	106,330
*	Cincinnati Bell, Inc.	420	6,153
	Cinemark Holdings, Inc.	13,940	199,063
*	comScore, Inc.	12,763	36,885
	Consolidated Communications Holdings, Inc.	18,395	115,337
*	Cumulus Media, Inc., Class A	2,578	11,421
*	DHI Group, Inc.	19,403	53,940
	Emerald Holding, Inc.	23,467	53,505
#	Entercom Communications Corp., Class A	38,020	46,384
	Entravision Communications Corp., Class A	24,076	35,151
	EW Scripps Co. (The), Class A	21,831	176,176
*	Fluent, Inc.	15,880	31,919
#*	Gaia, Inc.	1,095	9,954
#	Gannett Co., Inc.	29,840	33,719
*	GCI Liberty, Inc., Class A	72	4,380
*	Gray Television, Inc.	21,343	247,792
*	Harte-Hanks, Inc.	1,068	2,200
*	Hemisphere Media Group, Inc.	3,920	36,378
*	IMAX Corp.	9,426	108,399
	Interpublic Group of Cos., Inc. (The)	45,882	779,076
*	Iridium Communications, Inc.	18,610	418,818
	John Wiley & Sons, Inc., Class A	8,276	310,764
*	Liberty Latin America, Ltd., Class A	11,462	122,643
*	Liberty Latin America, Ltd., Class C	28,645	296,189
*	Liberty Media Corp.-Liberty Braves, Class C	578	11,612
*	Liberty TripAdvisor Holdings, Inc., Class A	31,566	74,180
#*	Lions Gate Entertainment Corp., Class A	20,445	145,977
*	Lions Gate Entertainment Corp., Class B	30,164	201,496
*	Marchex, Inc., Class B	9,439	15,763
	Marcus Corp. (The)	5,423	78,850
*	Meet Group, Inc. (The)	25,341	156,354
#	Meredith Corp.	9,874	146,431
	News Corp., Class A	92,651	918,171
	News Corp., Class B	43,751	447,135
#	Nexstar Media Group, Inc., Class A	9,970	698,299
*	ORBCOMM, Inc.	34,645	91,463
*	QuinStreet, Inc.	10,330	104,953
*	Reading International, Inc., Class A	5,626	23,995
	Saga Communications, Inc., Class A	1,966	55,284
	Salem Media Group, Inc.	4,900	4,229
	Scholastic Corp.	8,907	258,927
	Spok Holdings, Inc.	6,453	66,208
	TEGNA, Inc.	24,974	267,721
	Telephone and Data Systems, Inc.	33,102	649,461
	Townsquare Media, Inc., Class A	1,365	6,689
	Tribune Publishing Co.	12,706	108,890
*	TrueCar Inc.	23,021	58,934
*	United States Cellular Corp.	9,356	297,802

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	6,643	$148,471

TOTAL COMMUNICATION SERVICES			8,741,022

CONSUMER DISCRETIONARY — (13.6%)
*	1-800-Flowers.com, Inc., Class A	10,868	208,557
	Aaron’s, Inc.	12,686	404,810
#	Abercrombie & Fitch Co., Class A	26,345	278,730
	Acushnet Holdings Corp.	20,393	558,768
*	Adient P.L.C.	22,603	338,593
*	Adtalem Global Education, Inc.	19,776	628,284
*	American Axle & Manufacturing Holdings, Inc.	45,746	197,623
	American Eagle Outfitters, Inc.	54,253	431,311
*	American Outdoor Brands Corp.	16,678	157,857
*	American Public Education, Inc.	6,326	163,021
*	America’s Car-Mart, Inc.	2,763	182,220
	Aramark	28,439	776,669
	Ark Restaurants Corp.	411	4,870
*	Asbury Automotive Group, Inc.	2,379	160,583
#*	Ascena Retail Group, Inc.	4,623	6,703
#*	At Home Group, Inc.	16,608	39,029
	Autoliv, Inc.	2,905	174,358
*	AutoNation, Inc.	23,277	866,835
*	Barnes & Noble Education, Inc.	17,003	30,435
	Bassett Furniture Industries, Inc.	5,600	38,304
	BBX Capital Corp.	23,005	48,771
#	Bed Bath & Beyond, Inc.	29,592	183,174
#	Big 5 Sporting Goods Corp.	7,076	9,694
	Big Lots, Inc.	12,640	296,408
*	Biglari Holdings, Inc., Class A	30	10,650
*	Biglari Holdings, Inc., Class B	623	43,604
	BJ’s Restaurants, Inc.	3,710	81,101
*	Boot Barn Holdings, Inc.	6,193	114,323
	BorgWarner, Inc.	38,886	1,110,973
	Bowl America, Inc., Class A	120	1,200
	Boyd Gaming Corp.	1,076	17,958
	Brunswick Corp.	3,958	188,876
#	Buckle, Inc. (The)	3,611	55,284
#*	Build-A-Bear Workshop, Inc.	7,383	18,753
	Caleres, Inc.	10,825	87,791
	Callaway Golf Co.	23,049	330,062
*	Capri Holdings, Ltd.	21,328	325,252
	Carriage Services, Inc.	4,980	74,800
#*	Carrols Restaurant Group, Inc.	10,381	37,891
	Cato Corp. (The), Class A	9,508	107,060
*	Cavco Industries, Inc.	1,774	274,402
*	Century Casinos, Inc.	6,224	28,226
*	Century Communities, Inc.	9,255	198,242
	Cheesecake Factory, Inc. (The)	2,733	60,919
	Chico’s FAS, Inc.	38,362	57,543
*	Chuy’s Holdings, Inc.	5,400	90,504
	Citi Trends, Inc.	3,808	43,259
	Clarus Corp.	2,603	27,800
*	Conn’s, Inc.	7,013	47,408
#*	Container Store Group, Inc. (The)	15,882	33,352
	Cooper Tire & Rubber Co.	16,630	352,390
*	Cooper-Standard Holdings, Inc.	4,264	54,792
	Core-Mark Holding Co., Inc.	6,854	196,984
	Crown Crafts, Inc.	1,600	7,952
	Culp, Inc.	4,293	30,523

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dana, Inc.	29,186	$335,639
*	Del Taco Restaurants, Inc.	13,090	76,969
*	Delta Apparel, Inc.	2,240	28,851
	Designer Brands, Inc., Class A	18,748	119,050
*	Destination XL Group, Inc.	363	141
	Dick’s Sporting Goods, Inc.	16,299	479,028
#	Dillard’s, Inc., Class A	7,236	213,317
	Dine Brands Global, Inc.	792	35,157
*	Dixie Group, Inc. (The)	3,300	2,574
	Dover Motorsports, Inc.	3,360	4,458
*	El Pollo Loco Holdings, Inc.	8,560	104,689
	Escalade, Inc.	794	6,789
	Ethan Allen Interiors, Inc.	8,993	101,711
#*	Express, Inc.	26,099	54,025
	Extended Stay America, Inc.	24,326	264,424
*	Fiesta Restaurant Group, Inc.	14,226	103,494
	Flexsteel Industries, Inc.	4,134	39,686
	Foot Locker, Inc.	23,539	603,305
#*	Fossil Group, Inc.	15,942	63,130
#*	Francesca’s Holdings Corp.	682	1,800
#*	Funko, Inc., Class A	1,944	8,320
#	GameStop Corp., Class A	21,614	123,848
#	Gap, Inc. (The)	54,410	441,809
*	Genesco, Inc.	5,677	107,466
	Gentex Corp.	15,052	364,860
*	Gentherm, Inc.	5,780	216,403
*	G-III Apparel Group, Ltd.	11,226	127,191
	Goodyear Tire & Rubber Co. (The)	56,026	401,706
	Graham Holdings Co., Class B	1,254	489,073
*	Green Brick Partners, Inc.	8,970	79,923
	Group 1 Automotive, Inc.	4,736	268,010
#	Guess?, Inc.	21,305	199,202
#	Harley-Davidson, Inc.	16,403	358,077
	Haverty Furniture Cos., Inc.	3,937	53,268
#*	Hibbett Sports, Inc.	6,411	98,922
	Hooker Furniture Corp.	3,523	52,810
*	Horizon Global Corp.	2,583	4,908
*	Houghton Mifflin Harcourt Co.	32,377	51,803
*	Hudson, Ltd., Class A	798	3,910
	International Game Technology P.L.C.	38,236	288,299
#*	iRobot Corp.	500	30,480
*	J Alexander’s Holdings, Inc.	3,615	19,123
#*	J. Jill, Inc.	3,554	1,618
#*	JC Penney Co., Inc.	27,209	6,911
	Johnson Outdoors, Inc., Class A	2,148	146,837
*	K12, Inc.	11,866	269,477
	KB Home	22,037	578,251
	Kohl’s Corp.	30,575	564,414
#*	Lakeland Industries, Inc.	3,668	49,958
*	Lands’ End, Inc.	5,775	49,145
*	Laureate Education, Inc., Class A	12,033	113,953
	La-Z-Boy, Inc.	11,360	266,392
	LCI Industries	1,917	166,242
	Lear Corp.	10,262	1,002,084
*	LGI Homes, Inc.	2,903	175,864
	Lifetime Brands, Inc.	3,891	22,179
*	Lincoln Educational Services Corp.	5,134	12,835
*	Liquidity Services, Inc.	8,718	43,590
#	Lithia Motors, Inc., Class A	5,099	563,745

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Luby’s, Inc.	7,944	$6,673
*	M/I Homes, Inc.	5,985	152,378
#	Macy’s, Inc.	83,421	488,847
*	Malibu Boats, Inc., Class A	3,187	109,569
*	MarineMax, Inc.	6,458	93,060
	Marriott Vacations Worldwide Corp.	9,070	752,810
*	MasterCraft Boat Holdings, Inc.	7,400	77,330
	MDC Holdings, Inc.	16,509	482,888
»	Media General, Inc.	11,816	1,117
*	Meritage Homes Corp.	9,811	515,666
*	Modine Manufacturing Co.	22,685	105,032
*	Mohawk Industries, Inc.	18,326	1,607,557
*	Monarch Casino & Resort, Inc.	777	25,905
	Monro, Inc.	3,845	213,359
#*	Motorcar Parts of America, Inc.	7,253	103,210
	Movado Group, Inc.	3,197	32,961
*	National Vision Holdings, Inc.	401	10,627
*	Nautilus, Inc.	13,516	87,719
*	New Home Co., Inc. (The)	4,689	10,691
	Newell Brands, Inc.	200	2,776
#*	Norwegian Cruise Line Holdings, Ltd.	25,664	420,890
	Office Depot, Inc.	140,311	311,490
	Oxford Industries, Inc.	2,347	98,386
#*	Party City Holdco, Inc.	18,951	14,374
#	Penske Automotive Group, Inc.	19,233	692,003
*	Perdoceo Education Corp.	8,717	113,321
*	Playa Hotels & Resorts NV	16,795	41,484
*	PlayAGS, Inc.	1,300	5,707
*	Potbelly Corp.	8,499	29,322
	PulteGroup, Inc.	26,074	737,112
	PVH Corp.	15,182	747,410
*	Qurate Retail, Inc.	87,052	701,204
	Ralph Lauren Corp.	6,082	448,730
	RCI Hospitality Holdings, Inc.	1,565	19,609
*	Red Lion Hotels Corp.	7,678	12,362
#*	Red Robin Gourmet Burgers, Inc.	5,269	77,085
*	Regis Corp.	11,406	141,663
	Rent-A-Center, Inc.	3,681	73,270
	Rocky Brands, Inc.	1,900	40,755
#	Royal Caribbean Cruises, Ltd.	37,602	1,758,646
*	RTW RetailWinds, Inc.	5,571	1,738
*	Rubicon Project, Inc. (The)	6,458	46,304
*	Select Interior Concepts, Inc., Class A	4,036	12,915
*	Shiloh Industries, Inc.	9,263	10,282
#	Shoe Carnival, Inc.	4,498	106,243
#	Signet Jewelers, Ltd.	17,468	175,728
*	Skyline Champion Corp.	5,568	109,745
	Sonic Automotive, Inc., Class A	9,081	194,606
*	Sportsman’s Warehouse Holdings, Inc.	2,400	17,184
*	Stamps.com, Inc.	1,504	238,038
	Standard Motor Products, Inc.	5,448	221,679
	Steven Madden, Ltd.	11,267	282,464
*	Stoneridge, Inc.	6,084	121,863
	Strattec Security Corp.	1,214	19,788
	Superior Group of Cos, Inc.	3,172	27,660
	Superior Industries International, Inc.	12,390	17,470
*	Tandy Leather Factory, Inc.	2,694	10,695
	Tapestry, Inc.	33,680	501,158
*	Taylor Morrison Home Corp.	31,219	454,236

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Tenneco, Inc., Class A	6,569	$34,093
#	Thor Industries, Inc.	4,376	289,691
	Tilly’s, Inc., Class A	10,706	63,058
	Toll Brothers, Inc.	43,252	1,038,913
*	TopBuild Corp.	8,936	832,746
*	TravelCenters of America, Inc.	3,204	35,276
*	TRI Pointe Group, Inc.	44,693	513,076
*	Tuesday Morning Corp.	11,651	8,447
	Twin River Worldwide Holding, Inc.	2,487	39,245
*	Unifi, Inc.	6,960	72,036
*	Universal Electronics, Inc.	2,709	111,828
*	Universal Technical Institute, Inc.	1,400	9,002
*	Urban Outfitters, Inc.	22,688	393,410
*	Vera Bradley, Inc.	11,647	64,175
*	Vista Outdoor, Inc.	22,419	226,880
*	VOXX International Corp.	9,507	45,063
	Weyco Group, Inc.	2,729	51,933
#	Whirlpool Corp.	5,512	615,911
	Winnebago Industries, Inc.	7,482	331,976
	Wolverine World Wide, Inc.	10,495	215,043
#*	ZAGG, Inc.	16,870	55,671
*	Zovio, Inc.	7,465	13,586
*	Zumiez, Inc.	9,329	197,215

TOTAL CONSUMER DISCRETIONARY			39,949,692

CONSUMER STAPLES — (4.3%)
	Alico, Inc.	1,445	42,353
	Andersons, Inc. (The)	11,381	193,136
#	B&G Foods, Inc.	4,873	94,634
	Bunge, Ltd.	35,920	1,424,946
	Cal-Maine Foods, Inc.	4,626	192,025
*	Central Garden & Pet Co.	2,954	97,305
*	Central Garden & Pet Co., Class A	9,405	286,006
*	Chefs’ Warehouse, Inc. (The)	5,760	81,101
	Coty, Inc., Class A	1,841	10,033
*	Craft Brew Alliance, Inc.	6,674	100,777
*	Darling Ingredients, Inc.	40,132	826,318
*	Dean Foods Co.	25,483	2,013
*	Edgewell Personal Care Co.	13,336	368,207
*	Farmer Bros Co.	7,728	71,407
	Fresh Del Monte Produce, Inc.	10,493	299,155
#*	Hain Celestial Group, Inc. (The)	8,506	219,795
*	Hostess Brands, Inc.	22,933	275,655
	Ingles Markets, Inc., Class A	3,820	155,971
	Ingredion, Inc.	10,132	822,718
	John B. Sanfilippo & Son, Inc.	482	39,587
*	Landec Corp.	11,351	126,564
	Limoneira Co.	2,183	29,143
	Mannatech, Inc.	682	7,332
#	MGP Ingredients, Inc.	2,440	92,061
*	Natural Alternatives International, Inc.	1,808	12,475
	Natural Grocers by Vitamin Cottage, Inc.	7,594	85,584
*	Nature’s Sunshine Products, Inc.	2,068	18,198
	Nu Skin Enterprises, Inc., Class A	8,161	238,383
	Ocean Bio-Chem, Inc.	2,771	20,062
	Oil-Dri Corp. of America	882	32,978
*	Performance Food Group Co.	3,623	106,335
*	Pilgrim’s Pride Corp.	12,895	283,690
*	Post Holdings, Inc.	15,635	1,436,075

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	4,784	$303,975
#*	Pyxus International, Inc.	4,943	12,951
*	Rite Aid Corp.	1,011	14,488
	Sanderson Farms, Inc.	4,750	646,665
	Seaboard Corp.	111	334,232
*	Seneca Foods Corp., Class A	2,614	94,052
*	Simply Good Foods Co. (The)	5,898	111,177
	SpartanNash Co.	9,555	163,868
	Spectrum Brands Holdings, Inc.	6,091	262,279
*	TreeHouse Foods, Inc.	14,055	727,065
*	United Natural Foods, Inc.	20,667	219,897
	Universal Corp.	6,117	295,879
*	US Foods Holding Corp.	40,057	861,226
	Village Super Market, Inc., Class A	3,800	91,314
	Weis Markets, Inc.	6,314	315,889

TOTAL CONSUMER STAPLES			12,546,979

ENERGY — (7.6%)
	Adams Resources & Energy, Inc.	489	13,660
	Amplify Energy Corp.	9,636	12,720
#*	Antero Resources Corp.	86,457	257,642
#	Apache Corp.	35,805	468,329
#*	Apergy Corp.	10,044	92,505
	Arch Coal, Inc., Class A	5,179	151,175
	Archrock, Inc.	33,376	160,539
	Ardmore Shipping Corp.	14,641	96,338
	Berry Corp.	20,668	70,891
*	Bonanza Creek Energy, Inc.	5,571	97,270
#*	Callon Petroleum Co.	74,207	69,732
#*	Centennial Resource Development, Inc., Class A	49,831	58,801
#*	Chesapeake Energy Corp.	277	4,847
	Cimarex Energy Co.	19,424	493,758
*	Clean Energy Fuels Corp.	47,807	103,024
*	CNX Resources Corp.	59,883	634,760
*	CONSOL Energy, Inc.	7,672	58,230
#*	Contango Oil & Gas Co.	10,315	21,043
#	Continental Resources, Inc.	9,141	149,821
	CVR Energy, Inc.	5,339	127,335
*	Dawson Geophysical Co.	8,749	11,111
	Delek US Holdings, Inc.	19,536	456,166
#*	Denbury Resources, Inc.	65,691	23,353
	Devon Energy Corp.	87,033	1,085,301
	DHT Holdings, Inc.	38,715	281,071
#*	Diamond Offshore Drilling, Inc.	27,754	6,519
	Diamondback Energy, Inc.	8,300	361,382
	DMC Global, Inc.	1,900	49,039
*	Dorian LPG, Ltd.	15,692	148,917
#*	Dril-Quip, Inc.	10,838	359,063
#*	Earthstone Energy, Inc., Class A	16,314	37,685
#	EnLink Midstream LLC	82,970	184,193
	EQT Corp.	58,096	847,621
#	Equitrans Midstream Corp.	21,655	181,469
*	Era Group, Inc.	9,233	47,273
	Evolution Petroleum Corp.	5,100	15,147
*	Exterran Corp.	10,215	69,462
#*	Extraction Oil & Gas, Inc.	26,381	13,971
*	Forum Energy Technologies, Inc.	25,537	10,981
*	Frank’s International NV	37,420	90,931
	GasLog, Ltd.	10,916	50,432

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Geospace Technologies Corp.	4,922	$30,566
	Green Plains, Inc.	11,208	65,791
*	Gulf Island Fabrication, Inc.	6,655	20,098
#*	Gulfport Energy Corp.	44,379	113,388
	Hallador Energy Co.	9,690	7,381
	Halliburton Co.	153,333	1,609,996
*	Helix Energy Solutions Group, Inc.	46,931	119,205
	Helmerich & Payne, Inc.	22,486	444,548
#*	HighPoint Resources Corp.	36,033	11,949
	HollyFrontier Corp.	35,814	1,183,295
#*	Independence Contract Drilling, Inc.	257	2,002
	International Seaways, Inc.	7,988	193,310
#*	KLX Energy Services Holdings, Inc.	4,857	6,314
	Kosmos Energy, Ltd.	52,843	87,191
*	Laredo Petroleum, Inc.	77,966	84,983
#	Liberty Oilfield Services, Inc., Class A	5,556	26,224
*	Lonestar Resources US, Inc., Class A	1,924	1,455
#	Mammoth Energy Services, Inc.	2,793	2,346
	Marathon Oil Corp.	141,613	866,672
#*	Matador Resources Co.	28,737	202,308
*	Matrix Service Co.	8,891	92,822
*	Mitcham Industries, Inc.	3,927	3,770
#*	Montage Resources Corp.	4,284	29,260
#	Murphy Oil Corp.	44,623	529,229
#	Nabors Industries, Ltd.	2,457	36,194
	NACCO Industries, Inc., Class A	443	15,571
	National Oilwell Varco, Inc.	65,436	827,111
*	Natural Gas Services Group, Inc.	4,280	27,178
*	Newpark Resources, Inc.	32,430	49,618
*	NexTier Oilfield Solutions, Inc.	43,586	101,119
#*	Nine Energy Service, Inc.	4,301	6,236
#*	Noble Corp. P.L.C.	68,450	17,660
	Noble Energy, Inc.	31,480	308,819
#	Nordic American Tankers, Ltd.	31,404	189,052
#*	Northern Oil and Gas, Inc.	10,305	8,627
#*	Oasis Petroleum, Inc.	93,607	65,890
*	Oceaneering International, Inc.	26,166	134,493
*	Oil States International, Inc.	26,031	89,547
*	Overseas Shipholding Group, Inc., Class A	17,360	43,400
	Panhandle Oil and Gas, Inc., Class A	2,090	9,050
*	Par Pacific Holdings, Inc.	8,812	85,653
	Parsley Energy, Inc., Class A	81,005	765,497
	Patterson-UTI Energy, Inc.	46,204	170,493
	PBF Energy, Inc., Class A	30,503	347,734
*	PDC Energy, Inc.	24,772	321,788
	Peabody Energy Corp.	21,777	73,824
*	Penn Virginia Corp.	2,427	15,266
*	ProPetro Holding Corp.	21,743	92,190
	QEP Resources, Inc.	52,643	51,906
#	Range Resources Corp.	77,500	451,825
#*	Renewable Energy Group, Inc.	15,040	373,142
*	REX American Resources Corp.	1,614	96,001
#*	Ring Energy, Inc.	17,194	15,497
#	RPC, Inc.	32,474	110,736
*	SandRidge Energy, Inc.	13,033	25,936
	Scorpio Tankers, Inc.	16,264	356,019
*	SEACOR Holdings, Inc.	4,510	127,453
*	SEACOR Marine Holdings, Inc.	6,515	20,392
*	Select Energy Services, Inc., Class A	15,682	75,274

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	SFL Corp., Ltd.	26,132	$295,030
*	SilverBow Resources, Inc.	1,342	7,260
	SM Energy Co.	36,523	147,918
#*	Smart Sand, Inc.	3,473	2,883
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	73,092
*	Southwestern Energy Co.	162,742	525,657
*	Talos Energy, Inc.	13,881	158,105
	Targa Resources Corp.	10,860	140,746
	TechnipFMC P.L.C.	91,273	813,242
#*	Teekay Corp.	400	1,488
*	Teekay Tankers, Ltd., Class A	7,583	154,011
*	TETRA Technologies, Inc.	36,854	17,922
*	Tidewater, Inc.	13,379	77,063
#*	Transocean, Ltd.	86,442	110,646
#	US Silica Holdings, Inc.	31,801	61,058
#	Valaris P.L.C.	48,985	22,313
	World Fuel Services Corp.	16,996	424,900
*	WPX Energy, Inc.	87,215	534,628

TOTAL ENERGY			22,281,763

FINANCIALS — (25.4%)
	1st Constitution Bancorp	713	9,055
	1st Source Corp.	6,479	225,016
	ACNB Corp.	539	15,070
	Affiliated Managers Group, Inc.	177	12,383
	Allegiance Bancshares, Inc.	5,718	143,407
	Ally Financial, Inc.	71,762	1,176,179
*	Ambac Financial Group, Inc.	11,213	192,864
	American Equity Investment Life Holding Co.	29,015	609,895
	American Financial Group, Inc.	3,722	246,545
	American National Bankshares, Inc.	2,249	60,161
	American National Insurance Co.	5,111	411,436
	American River Bankshares	776	7,302
	Ameris Bancorp	17,307	440,117
	AmeriServ Financial, Inc.	6,300	20,097
	Argo Group International Holdings, Ltd.	7,298	258,057
	Arrow Financial Corp.	3,396	96,786
	Associated Banc-Corp.	50,399	712,642
	Assured Guaranty, Ltd.	28,997	862,081
*	Asta Funding, Inc.	202	2,341
*	Athene Holding, Ltd., Class A	49,618	1,339,686
*	Atlantic Capital Bancshares, Inc.	4,546	57,052
	Atlantic Union Bankshares Corp.	19,989	477,137
	Auburn National BanCorp, Inc.	44	1,900
	Axis Capital Holdings, Ltd.	20,107	735,916
*	Axos Financial, Inc.	8,159	188,065
	Banc of California, Inc.	21,475	223,770
	BancFirst Corp.	1,387	53,413
*	Bancorp, Inc. (The)	24,087	167,886
	BancorpSouth Bank	14,910	326,380
	Bank of Commerce Holdings	2,233	17,172
	Bank of Marin Bancorp	2,890	95,254
	Bank of NT Butterfield & Son, Ltd. (The)	4,989	109,808
	Bank OZK	30,057	679,889
	BankFinancial Corp.	4,311	35,652
	BankUnited, Inc.	20,666	409,393
	Banner Corp.	10,124	389,065
	Bar Harbor Bankshares	3,474	63,852
*	Baycom Corp.	877	10,813

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	3,706	$37,505
	Berkshire Hills Bancorp, Inc.	15,008	255,736
*	Blucora, Inc.	14,134	198,865
#	BOK Financial Corp.	6,241	323,221
	Boston Private Financial Holdings, Inc.	24,839	188,776
	Bridge Bancorp, Inc.	4,634	95,877
*	Bridgewater Bancshares, Inc.	887	8,985
*	Brighthouse Financial, Inc.	20,380	523,970
	Brookline Bancorp, Inc.	21,489	219,403
	Bryn Mawr Bank Corp.	5,025	146,303
	Byline Bancorp, Inc.	7,180	88,458
	C&F Financial Corp.	703	24,999
	Cadence BanCorp	32,723	216,626
»	Calamos Asset Management, Inc., Class A	5,477	0
	California First National Bancorp	1,000	14,560
	Camden National Corp.	4,436	145,279
*	Cannae Holdings, Inc.	15,908	501,897
	Capital City Bank Group, Inc.	6,330	139,513
	Capitol Federal Financial, Inc.	33,839	405,730
	Capstar Financial Holdings, Inc.	3,100	35,371
	Carolina Financial Corp.	3,673	124,258
	Cathay General Bancorp	21,800	608,656
	CBTX, Inc.	874	15,784
	CenterState Bank Corp.	25,339	440,645
	Central Pacific Financial Corp.	6,301	110,205
	Central Valley Community Bancorp	2,514	36,780
	Century Bancorp, Inc., Class A	634	47,353
	Chemung Financial Corp.	665	16,293
	CIT Group, Inc.	23,242	441,133
	Citizens & Northern Corp.	1,038	18,559
	Citizens Community Bancorp, Inc.	2,054	15,816
	Citizens Holding Co.	171	3,471
	City Holding Co.	666	45,015
	Civista Bancshares, Inc.	3,746	57,426
	CNB Financial Corp.	3,635	64,485
	CNO Financial Group, Inc.	28,026	394,046
	Codorus Valley Bancorp, Inc.	1,078	15,146
	Columbia Banking System, Inc.	13,049	352,193
	Comerica, Inc.	27,606	962,345
	Community Bankers Trust Corp.	2,739	15,311
	Community Trust Bancorp, Inc.	4,289	145,397
	ConnectOne Bancorp, Inc.	11,982	179,011
*	Consumer Portfolio Services, Inc.	5,621	16,638
	Cowen, Inc., Class A	9,884	108,230
*	Customers Bancorp, Inc.	17,628	224,933
	CVB Financial Corp.	4,420	91,870
	Dime Community Bancshares, Inc.	14,998	246,417
	Donegal Group, Inc., Class A	7,034	100,727
	Donegal Group, Inc., Class B	592	7,962
*	Donnelley Financial Solutions, Inc.	20,106	146,372
	Eagle Bancorp, Inc.	7,739	271,484
	East West Bancorp, Inc.	1,861	65,265
	Employers Holdings, Inc.	9,698	294,528
*	Encore Capital Group, Inc.	7,858	204,151
*	Enova International, Inc.	6,577	105,495
*	Enstar Group, Ltd.	1,264	182,800
	Enterprise Bancorp, Inc.	673	16,253
	Enterprise Financial Services Corp.	4,051	124,528
	Equitable Holdings, Inc.	20,397	373,673

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Equity Bancshares, Inc., Class A	4,250	$79,645
	ESSA Bancorp, Inc.	1,308	15,696
	Essent Group, Ltd.	112	3,060
*	EZCORP, Inc., Class A	30,858	172,805
	Farmers National Banc Corp.	6,114	75,752
	FB Financial Corp.	2,371	52,968
	FBL Financial Group, Inc., Class A	6,618	258,631
	Federal Agricultural Mortgage Corp., Class C	2,141	142,655
	FedNat Holding Co.	7,359	89,191
	Financial Institutions, Inc.	6,494	125,659
	First American Financial Corp.	1,094	50,455
	First Bancorp	5,387	143,240
	First BanCorp	55,624	324,288
	First Bancorp, Inc.	1,809	39,617
	First Bancshares, Inc. (The)	2,510	49,999
	First Bank	1,860	14,731
	First Busey Corp.	15,912	293,099
	First Business Financial Services, Inc.	600	10,308
	First Commonwealth Financial Corp.	23,663	225,272
	First Community Bancshares, Inc.	6,410	151,084
	First Defiance Financial Corp.	11,878	206,440
	First Financial Bancorp	27,539	423,550
	First Financial Corp.	2,966	105,352
	First Financial Northwest, Inc.	2,949	28,959
	First Foundation, Inc.	9,990	137,462
	First Hawaiian, Inc.	8,484	149,234
	First Horizon National Corp.	68,959	626,148
	First Internet Bancorp	3,365	52,831
	First Interstate BancSystem, Inc., Class A	8,864	299,603
	First Merchants Corp.	11,796	333,945
	First Mid Bancshares, Inc.	3,669	97,962
	First Midwest Bancorp, Inc.	27,485	406,228
	First Northwest Bancorp	1,905	22,193
	First of Long Island Corp. (The)	5,376	84,887
	Flagstar Bancorp, Inc.	14,938	387,044
	Flushing Financial Corp.	9,511	118,792
	FNB Corp.	70,804	572,804
	Franklin Financial Network, Inc.	4,064	96,398
	FS Bancorp, Inc.	645	27,058
	Fulton Financial Corp.	37,399	437,194
#	GAIN Capital Holdings, Inc.	17,960	117,458
*	Genworth Financial, Inc., Class A	77,912	282,821
	German American Bancorp, Inc.	3,358	99,833
	Global Indemnity, Ltd.	4,049	99,565
	Great Southern Bancorp, Inc.	4,483	190,841
	Great Western Bancorp, Inc.	17,188	323,134
#*	Greenlight Capital Re, Ltd., Class A	16,535	107,808
	Guaranty Bancshares, Inc.	1,007	27,159
	Guaranty Federal Bancshares, Inc.	100	1,551
*	Hallmark Financial Services, Inc.	5,065	21,881
	Hancock Whitney Corp.	20,757	434,029
	Hanmi Financial Corp.	14,312	172,746
*	HarborOne Bancrop, Inc.	10,175	81,604
	Heartland Financial USA, Inc.	7,770	263,947
	Heritage Commerce Corp.	28,037	248,969
	Heritage Financial Corp.	8,641	173,252
	Heritage Insurance Holdings, Inc.	9,719	110,213
	Hilltop Holdings, Inc.	21,057	406,400
*	HMN Financial, Inc.	750	11,625

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	1,226	$31,140
	Home BancShares, Inc.	6,564	100,626
	HomeStreet, Inc.	6,669	170,393
	HomeTrust Bancshares, Inc.	4,946	76,020
	Hope Bancorp, Inc.	36,109	359,285
	Horace Mann Educators Corp.	9,687	340,595
	Horizon Bancorp, Inc.	11,865	135,024
*	Howard Bancorp, Inc.	1,177	13,147
	IBERIABANK Corp.	11,789	488,772
	Independence Holding Co.	5,187	143,472
	Independent Bank Corp.	5,387	392,658
	Independent Bank Corp.	3,881	57,012
	Independent Bank Group, Inc.	11,983	363,205
	International Bancshares Corp.	19,438	563,508
*	INTL. FCStone, Inc.	4,967	198,481
	Invesco, Ltd.	98,478	848,880
	Investors Bancorp, Inc.	74,414	692,794
	Investors Title Co.	125	16,738
	James River Group Holdings, Ltd.	3,243	115,062
	Janus Henderson Group P.L.C.	46,500	832,350
	Jefferies Financial Group, Inc.	37,691	517,121
	Kearny Financial Corp.	27,645	257,099
	Kentucky First Federal Bancorp	120	725
	Kingstone Cos., Inc.	2,182	10,692
	Lakeland Bancorp, Inc.	13,283	148,637
	Landmark Bancorp, Inc.	225	4,943
	LCNB Corp.	950	13,623
	Legg Mason, Inc.	18,949	944,229
*	LendingClub Corp.	10,144	77,805
	Lincoln National Corp.	12,705	450,646
	Live Oak Bancshares, Inc.	5,575	77,771
	Luther Burbank Corp.	2,020	21,735
	Macatawa Bank Corp.	8,982	68,982
	Mackinac Financial Corp.	1,448	14,943
*	Maiden Holdings, Ltd.	33,780	38,171
*	Malvern Bancorp, Inc.	496	6,522
	Marlin Business Services Corp.	3,590	38,198
*	MBIA, Inc.	26,055	212,088
	Mercantile Bank Corp.	5,579	131,664
	Merchants Bancorp	2,193	33,772
	Mercury General Corp.	293	12,001
	Meridian Bancorp, Inc.	15,051	177,301
	Meta Financial Group, Inc.	6,039	111,238
*	Metropolitan Bank Holding Corp.	570	14,301
	MGIC Investment Corp.	1,576	11,521
	Midland States Bancorp, Inc.	6,054	98,196
	MidWestOne Financial Group, Inc.	3,303	68,934
*	Mr Cooper Group, Inc.	17,011	162,965
	National Bank Holdings Corp., Class A	7,326	194,725
	National General Holdings Corp.	22,010	418,850
	National Western Life Group, Inc., Class A	1,038	200,054
	Navient Corp.	66,562	507,202
	NBT Bancorp, Inc.	8,450	279,949
	Nelnet, Inc., Class A	8,979	432,339
	New York Community Bancorp, Inc.	113,503	1,232,643
»	NewStar Financial, Inc.	13,529	9,501
*	NI Holdings, Inc.	966	13,051
*	Nicholas Financial, Inc.	1,554	8,982
*	Nicolet Bankshares, Inc.	1,492	82,090

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	6,183	$83,594
*	Northeast Bank	1,666	27,906
	Northfield Bancorp, Inc.	17,866	201,350
	Northrim BanCorp, Inc.	1,773	41,577
	Northwest Bancshares, Inc.	28,118	298,338
	Norwood Financial Corp.	66	1,559
	OceanFirst Financial Corp.	11,285	190,152
*	Ocwen Financial Corp.	15,331	6,465
	OFG Bancorp	15,064	189,505
	Ohio Valley Banc Corp.	197	4,964
	Old National Bancorp	39,933	565,851
	Old Republic International Corp.	24,717	394,236
	Old Second Bancorp, Inc.	11,322	93,180
*	On Deck Capital, Inc.	30,670	37,111
	OneMain Holdings, Inc.	27,772	672,360
	Oppenheimer Holdings, Inc., Class A	5,626	115,783
	Opus Bank	11,310	217,378
	Orrstown Financial Services, Inc.	899	13,845
	Pacific Premier Bancorp, Inc.	17,724	378,407
	PacWest Bancorp	30,208	611,410
	Park National Corp.	865	69,183
	Parke Bancorp, Inc.	1,544	21,755
	Patriot National Bancorp, Inc.	60	343
	PCSB Financial Corp.	1,576	21,512
	Peapack-Gladstone Financial Corp.	10,952	206,664
	Penns Woods Bancorp, Inc.	1,099	25,167
	Pennymac Financial Services, Inc.	6,264	188,985
	Peoples Bancorp, Inc.	10,398	252,775
	People’s United Financial, Inc.	106,113	1,346,574
	People’s Utah Bancorp	3,926	84,331
	Pinnacle Financial Partners, Inc.	17,600	708,400
	Piper Sandler Cos	1,196	64,476
	Popular, Inc.	24,047	927,974
#*	PRA Group, Inc.	9,719	269,605
	Preferred Bank	2,121	80,916
	Premier Financial Bancorp, Inc.	2,767	35,971
	ProAssurance Corp.	11,602	248,167
	Prosperity Bancshares, Inc.	5,834	349,632
	Protective Insurance Corp., Class B	4,384	68,478
	Provident Financial Holdings, Inc.	3,183	41,538
	Provident Financial Services, Inc.	15,607	223,960
	Prudential Bancorp, Inc.	1,535	18,881
	QCR Holdings, Inc.	3,381	104,067
	Radian Group, Inc.	21,263	318,520
	RBB Bancorp	3,485	45,026
*	Regional Management Corp.	3,656	58,277
	Reinsurance Group of America, Inc.	12,110	1,267,675
	Renasant Corp.	17,308	453,989
	Republic Bancorp, Inc., Class A	3,411	113,689
*	Republic First Bancorp, Inc.	9,301	24,462
	Riverview Bancorp, Inc.	6,235	34,480
	S&T Bancorp, Inc.	8,689	232,083
	Safety Insurance Group, Inc.	2,249	189,186
	Sandy Spring Bancorp, Inc.	10,030	255,765
	Santander Consumer USA Holdings, Inc.	56,507	880,944
*	Seacoast Banking Corp. of Florida	9,234	207,488
	Shore Bancshares, Inc.	3,076	34,144
	Sierra Bancorp	3,798	77,099
	Simmons First National Corp., Class A	26,028	486,724

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	SLM Corp.	30,430	$253,786
	SmartFinancial, Inc.	2,692	38,926
	South State Corp.	8,290	479,494
*	Southern First Bancshares, Inc.	1,037	30,239
	Southern Missouri Bancorp, Inc.	606	14,380
	Southern National Bancorp of Virginia, Inc.	6,991	70,399
	Southside Bancshares, Inc.	3,094	94,089
	State Auto Financial Corp.	10,309	258,653
	Sterling Bancorp	50,266	619,780
	Sterling Bancorp, Inc.	2,736	9,877
	Stewart Information Services Corp.	5,917	188,516
	Stifel Financial Corp.	10,859	480,837
	Synovus Financial Corp.	11,011	231,341
	TCF Financial Corp.	31,630	939,095
	Territorial Bancorp, Inc.	4,012	100,822
*	Texas Capital Bancshares, Inc.	12,258	340,527
*	Third Point Reinsurance, Ltd.	29,538	219,763
	Timberland Bancorp, Inc.	1,540	29,799
	Tiptree, Inc.	7,900	50,481
	Towne Bank	11,084	223,897
	TriCo Bancshares	5,196	156,504
*	TriState Capital Holdings, Inc.	13,113	186,467
*	Triumph Bancorp, Inc.	5,665	156,977
	TrustCo Bank Corp. NY	24,011	151,269
	Trustmark Corp.	19,644	522,727
	UMB Financial Corp.	1,318	67,007
	Umpqua Holdings Corp.	54,549	683,226
*	Unico American Corp.	1,400	5,586
	United Bankshares, Inc.	20,700	620,172
	United Community Banks, Inc.	14,166	299,540
	United Fire Group, Inc.	6,071	173,631
	Unity Bancorp, Inc.	1,368	19,645
	Universal Insurance Holdings, Inc.	3,222	58,737
	Univest Financial Corp.	11,975	211,958
	Unum Group	51,109	891,852
	Valley National Bancorp	91,394	764,054
	Veritex Holdings, Inc.	4,366	76,667
	Virtus Investment Partners, Inc.	1,697	137,915
	Voya Financial, Inc.	30,491	1,377,279
#	Waddell & Reed Financial, Inc., Class A	20,045	291,655
	Walker & Dunlop, Inc.	5,000	192,150
	Washington Federal, Inc.	13,458	359,867
	Washington Trust Bancorp, Inc.	2,415	84,549
	Waterstone Financial, Inc.	9,518	138,201
	Webster Financial Corp.	2,560	72,320
	WesBanco, Inc.	20,414	503,818
	West BanCorp, Inc.	1,326	24,664
	Western New England Bancorp, Inc.	12,440	74,764
	Westwood Holdings Group, Inc.	1,679	38,667
	White Mountains Insurance Group, Ltd.	552	537,096
	Wintrust Financial Corp.	9,277	388,706
#*	World Acceptance Corp.	1,819	123,419
	WSFS Financial Corp.	14,978	437,058
	Zions Bancorp NA	43,995	1,390,682

TOTAL FINANCIALS			74,374,117

HEALTH CARE — (4.9%)
*	Acadia Healthcare Co., Inc.	24,503	588,317
»	Achillion Pharmaceuticals, Inc.	70,786	32,562

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Acorda Therapeutics, Inc.	23,888	$22,992
*	Addus HomeCare Corp.	4,045	327,726
*	Akebia Therapeutics, Inc.	7,396	59,908
*	Allscripts Healthcare Solutions, Inc.	53,395	347,068
#*	AMAG Pharmaceuticals, Inc.	10,082	80,958
*	American Shared Hospital Services	400	708
*	Amphastar Pharmaceuticals, Inc.	5,083	86,157
*	AnaptysBio, Inc.	7,072	110,465
*	AngioDynamics, Inc.	12,603	131,449
*	ANI Pharmaceuticals, Inc.	271	10,843
*	Anika Therapeutics, Inc.	5,314	176,584
*	Applied Genetic Technologies Corp.	10,117	37,736
*	Aravive, Inc.	1,603	21,528
*	Ardelyx, Inc.	24,119	158,703
*	Arena Pharmaceuticals, Inc.	5,310	260,031
*	Assembly Biosciences, Inc.	1,728	30,257
*	Assertio Therapeutics, Inc.	14,644	12,814
*	Avanos Medical, Inc.	8,450	262,373
*	Brookdale Senior Living, Inc.	50,258	181,431
*	Calithera Biosciences, Inc.	3,973	24,354
*	Catalyst Biosciences, Inc.	5,400	32,724
*	Chimerix, Inc.	20,509	47,171
#*	Community Health Systems, Inc.	17,477	52,955
	Computer Programs and Systems, Inc.	3,104	74,589
*	Concert Pharmaceuticals, Inc.	4,952	49,421
	CONMED Corp.	3,405	251,664
#*	Covetrus, Inc.	22,216	264,148
*	Cross Country Healthcare, Inc.	9,073	57,069
#»	Curative Health Services, Inc.	1,058	0
#*	Cymabay Therapeutics, Inc.	559	989
*	DaVita, Inc.	18,462	1,458,683
*	Digirad Corp.	700	2,317
*	Emergent BioSolutions, Inc.	940	69,513
*	Enanta Pharmaceuticals, Inc.	1,981	91,859
*	Endo International P.L.C.	6,169	28,377
#*	Evolent Health, Inc., Class A	28,850	208,009
*	Five Prime Therapeutics, Inc.	11,846	38,855
#*	Five Star Senior Living, Inc.	11,501	37,723
*	FONAR Corp.	1,830	35,685
*	GlycoMimetics, Inc.	5,903	16,469
*	Harvard Bioscience, Inc.	11,180	30,745
*	HealthStream, Inc.	6,405	146,194
*	HMS Holdings Corp.	4,256	122,041
*	Inogen, Inc.	1,405	70,250
*	Integer Holdings Corp.	8,618	641,696
#	Invacare Corp.	14,077	105,859
*	Jazz Pharmaceuticals P.L.C.	5,890	649,373
*	Jounce Therapeutics, Inc.	5,601	27,445
	Kewaunee Scientific Corp.	637	6,689
*	LHC Group, Inc.	5,711	742,373
#*	Ligand Pharmaceuticals, Inc.	906	89,304
	Luminex Corp.	8,320	299,936
*	Magellan Health, Inc.	6,467	392,741
#*	Mallinckrodt P.L.C.	20,849	84,647
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	21,373	310,336
*	Medpace Holdings, Inc.	800	63,888
*	Menlo Therapeutics, Inc.	4,295	7,817
*	Meridian Bioscience, Inc.	11,413	136,956

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	6,144	$250,798
#	Merrimack Pharmaceuticals, Inc.	4,010	14,797
*	Mylan NV	6,898	115,679
*	Myriad Genetics, Inc.	16,080	248,597
	National HealthCare Corp.	2,869	196,154
*	NextGen Healthcare, Inc.	6,717	70,864
#*	OPKO Health, Inc.	6,138	13,626
*	OraSure Technologies, Inc.	18,748	298,843
*	Orthofix Medical, Inc.	2,041	72,353
*	Otonomy, Inc.	13,318	30,365
	Owens & Minor, Inc.	25,425	180,009
	Patterson Cos., Inc.	21,976	401,721
*	PDL BioPharma, Inc.	40,768	138,204
	Perrigo Co. P.L.C.	3,916	208,723
*	Premier, Inc., Class A	8,260	273,902
#*	Prestige Consumer Healthcare, Inc.	9,944	404,621
*	Prothena Corp. P.L.C.	7,716	86,574
*	Providence Service Corp. (The)	3,206	185,980
*	RTI Surgical Holdings, Inc.	24,063	65,090
*	Savara, Inc.	6,066	14,619
*	Select Medical Holdings Corp.	33,657	574,525
*	Spectrum Pharmaceuticals, Inc.	13,902	40,316
*	Supernus Pharmaceuticals, Inc.	8,143	190,546
*	Surgery Partners, Inc.	8,900	105,020
*	Synlogic, Inc.	7,427	15,448
*	Taro Pharmaceutical Industries, Ltd.	1,010	69,801
#*	Tivity Health, Inc.	2,441	21,896
#*	Triple-S Management Corp., Class B	5,862	99,244
*	Vanda Pharmaceuticals, Inc.	4,092	47,058
*	Varex Imaging Corp.	2,818	73,634
#*	Wright Medical Group NV	5,510	160,451

TOTAL HEALTH CARE			14,380,932

INDUSTRIALS — (19.2%)
	AAR Corp.	6,561	128,464
	ABM Industries, Inc.	19,412	669,520
*	Acacia Research Corp.	22,344	56,530
	ACCO Brands Corp.	28,133	208,184
	Acme United Corp.	100	2,171
	Acuity Brands, Inc.	169	14,634
#	ADT, Inc.	20,451	117,184
*	Advanced Disposal Services, Inc.	15,208	490,458
*	AECOM	22,760	825,278
*	Aegion Corp.	8,070	129,524
*	Aerovironment, Inc.	2,380	143,419
	AGCO Corp.	14,360	758,782
	Air Lease Corp.	36,394	951,703
*	Air Transport Services Group, Inc.	13,037	263,869
	Alamo Group, Inc.	4,765	469,067
	Alaska Air Group, Inc.	21,402	695,993
	Albany International Corp., Class A	1,412	72,210
	Allegiant Travel Co.	595	46,696
	Allied Motion Technologies, Inc.	1,293	37,264
#*	Alpha Pro Tech, Ltd.	3,388	44,315
	Altra Industrial Motion Corp.	3,356	93,666
	AMERCO	3,204	897,537
*	Ameresco, Inc., Class A	11,015	198,931
#*	American Superconductor Corp.	2,800	16,100
*	American Woodmark Corp.	2,941	151,197

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AMREP Corp.	600	$2,904
	Apogee Enterprises, Inc.	9,551	195,222
	Applied Industrial Technologies, Inc.	5,352	280,391
	ARC Document Solutions, Inc.	22,733	15,913
	ArcBest Corp.	8,210	167,238
	Arcosa, Inc.	15,469	576,530
	Argan, Inc.	5,177	194,345
*	Armstrong Flooring, Inc.	8,427	17,697
*	ASGN, Inc.	3,875	179,994
	Astec Industries, Inc.	8,188	328,421
*	Astronics Corp.	7,679	68,957
*	Astronics Corp., Class B	385	3,696
*	Atlas Air Worldwide Holdings, Inc.	7,197	236,421
	AZZ, Inc.	11,079	347,770
	Barnes Group, Inc.	8,772	336,669
	Barrett Business Services, Inc.	300	14,676
*	Beacon Roofing Supply, Inc.	23,084	507,848
*	BMC Stock Holdings, Inc.	16,283	346,014
	Brady Corp., Class A	4,202	182,955
#	Briggs & Stratton Corp.	12,971	29,444
#*	BrightView Holdings, Inc.	4,763	61,062
*	Broadwind Energy, Inc.	2,514	4,148
*	Builders FirstSource, Inc.	11,549	211,924
*	CAI International, Inc.	6,816	112,396
	Carlisle Cos., Inc.	265	32,054
*	CBIZ, Inc.	17,838	423,652
*	CECO Environmental Corp.	13,581	73,609
*	Chart Industries, Inc.	10,385	370,952
*	CIRCOR International, Inc.	6,446	96,239
*	Civeo Corp.	26,178	16,492
*	Clean Harbors, Inc.	7,144	381,704
*	Colfax Corp.	27,116	699,322
	Columbus McKinnon Corp.	5,038	136,429
*	Commercial Vehicle Group, Inc.	11,937	28,888
	CompX International, Inc.	200	2,756
	Copa Holdings SA, Class A	3,261	144,169
	Costamare, Inc.	20,743	104,130
*	Covenant Transportation Group, Inc., Class A	4,974	44,169
*	CPI Aerostructures, Inc.	3,207	10,551
	CRA International, Inc.	3,010	126,811
	Crane Co.	2,694	146,688
	CSW Industrials, Inc.	768	50,872
	Cubic Corp.	7,062	269,839
#*	Daseke, Inc.	4,900	8,355
	Deluxe Corp.	3,642	102,595
*	Ducommun, Inc.	3,539	99,941
*	DXP Enterprises, Inc.	4,986	74,391
#*	Dycom Industries, Inc.	8,152	265,755
#*	Eagle Bulk Shipping, Inc.	13,084	21,981
	Eastern Co. (The)	910	16,380
*	Echo Global Logistics, Inc.	8,765	153,650
	EMCOR Group, Inc.	3,914	248,656
	Encore Wire Corp.	5,068	232,013
	EnerSys	2,917	170,324
	Ennis, Inc.	6,015	111,939
	EnPro Industries, Inc.	3,615	163,940
	ESCO Technologies, Inc.	6,211	473,899
	Federal Signal Corp.	17,196	463,088
	Fluor Corp.	28,686	335,626

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Home & Security, Inc.	3,963	$191,017
	Forward Air Corp.	2,463	127,091
	Franklin Electric Co., Inc.	5,794	294,335
*	FreightCar America, Inc.	4,774	7,161
*	FTI Consulting, Inc.	8,759	1,115,546
#*	Gates Industrial Corp. P.L.C.	14,333	123,120
	GATX Corp.	11,782	698,673
	Genco Shipping & Trading, Ltd.	7,624	44,448
*	Gencor Industries, Inc.	1,822	22,083
*	Gibraltar Industries, Inc.	7,673	355,260
*	GMS, Inc.	10,108	185,785
*	Goldfield Corp. (The)	14,200	48,990
	Gorman-Rupp Co. (The)	9,371	276,445
*	GP Strategies Corp.	5,157	41,050
	Graham Corp.	1,927	25,244
#	Granite Construction, Inc.	12,476	205,105
*	Great Lakes Dredge & Dock Corp.	18,178	160,694
	Greenbrier Cos., Inc. (The)	9,825	166,829
	Griffon Corp.	10,863	178,262
	H&E Equipment Services, Inc.	3,907	63,528
*	Harsco Corp.	7,524	75,090
	Hawaiian Holdings, Inc.	12,669	182,434
	Heartland Express, Inc.	8,057	157,837
	Heidrick & Struggles International, Inc.	6,255	140,362
	Helios Technologies, Inc.	1,147	40,799
*	Herc Holdings, Inc.	4,298	121,333
*	Heritage-Crystal Clean, Inc.	3,996	73,327
	Herman Miller, Inc.	5,768	130,011
#*	Hertz Global Holdings, Inc.	42,510	171,740
*	Hill International, Inc.	8,440	18,990
	Hillenbrand, Inc.	1,965	41,167
	HNI Corp.	3,277	79,762
*	Houston Wire & Cable Co.	4,069	9,399
*	Hub Group, Inc., Class A	8,402	404,220
*	Hudson Global, Inc.	170	1,615
	Hurco Cos., Inc.	2,430	79,437
*	Huron Consulting Group, Inc.	6,466	362,355
	Hyster-Yale Materials Handling, Inc.	2,873	112,162
	ICF International, Inc.	4,421	325,120
*	IES Holdings, Inc.	1,262	24,925
*	InnerWorkings, Inc.	18,477	32,704
	Insteel Industries, Inc.	5,944	104,436
	Interface, Inc.	10,275	94,941
	ITT, Inc.	3,968	209,193
*	JELD-WEN Holding, Inc.	10,710	136,017
*	JetBlue Airways Corp.	80,051	779,697
	Kadant, Inc.	1,102	92,667
	Kaman Corp.	6,925	268,413
#	KAR Auction Services, Inc.	10,178	152,466
	Kelly Services, Inc., Class A	11,054	170,784
	Kennametal, Inc.	11,537	295,463
	Kimball International, Inc., Class B	7,055	86,565
*	Kirby Corp.	8,478	452,895
#	Knight-Swift Transportation Holdings, Inc.	43,670	1,623,651
	Knoll, Inc.	3,746	43,678
	Korn Ferry	13,957	402,380
*	Lawson Products, Inc.	1,607	54,011
*	LB Foster Co., Class A	3,630	52,236
*	Limbach Holdings, Inc.	1,631	5,072

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	LS Starrett Co. (The), Class A	489	$1,548
	LSI Industries, Inc.	7,336	45,483
*	Lydall, Inc.	4,180	46,816
	Macquarie Infrastructure Corp.	17,877	493,226
*	Manitowoc Co., Inc. (The)	15,281	140,891
	ManpowerGroup, Inc.	9,343	693,624
	Marten Transport, Ltd.	14,216	318,723
*	Masonite International Corp.	5,954	351,762
#*	MasTec, Inc.	11,508	413,137
	Matson, Inc.	10,742	324,838
	Matthews International Corp., Class A	8,424	201,671
*	Maxar Technologies, Inc.	2,494	31,449
	McGrath RentCorp	5,993	326,918
*	Mercury Systems, Inc.	1,533	136,682
#*	Mesa Air Group, Inc.	3,516	15,980
*	Middleby Corp. (The)	3,834	213,285
	Miller Industries, Inc.	3,056	92,841
*	Mistras Group, Inc.	5,968	28,348
	Mobile Mini, Inc.	10,925	312,127
	Moog, Inc., Class A	6,241	308,805
*	MRC Global, Inc.	24,171	129,557
	MSC Industrial Direct Co., Inc., Class A	5,446	324,799
	Mueller Industries, Inc.	5,280	136,752
	Mueller Water Products, Inc., Class A	8,500	80,665
*	MYR Group, Inc.	3,861	115,830
	National Presto Industries, Inc.	1,049	85,294
	Nielsen Holdings P.L.C.	43,181	636,056
	NL Industries, Inc.	5,599	18,757
	NN, Inc.	20,872	72,008
*	Northwest Pipe Co.	4,013	97,596
*	NOW, Inc.	40,187	247,954
#*	NV5 Global, Inc.	1,675	78,306
	nVent Electric P.L.C	20,379	380,068
*	Orion Group Holdings, Inc.	13,009	32,783
	Oshkosh Corp.	10,061	679,419
	Owens Corning	32,644	1,415,444
*	PAM Transportation Services, Inc.	1,458	55,666
	Park Aerospace Corp.	3,310	44,056
	Park-Ohio Holdings Corp.	4,000	73,320
	Patrick Industries, Inc.	958	39,489
	Patriot Transportation Holding, Inc.	178	1,588
*	Perma-Pipe International Holdings, Inc.	1,500	8,700
*	PGT Innovations, Inc.	2,555	26,419
*	PICO Holdings, Inc.	8,513	72,871
#	Pitney Bowes, Inc.	17,131	60,472
	Powell Industries, Inc.	4,041	102,520
	Preformed Line Products Co.	1,747	86,791
	Primoris Services Corp.	12,426	193,970
	Quad/Graphics, Inc.	18,082	67,265
	Quanex Building Products Corp.	10,042	125,224
	Quanta Services, Inc.	22,948	834,389
*	Radiant Logistics, Inc.	12,254	52,447
*	RCM Technologies, Inc.	4,177	6,057
	Regal Beloit Corp.	10,781	765,559
*	Resideo Technologies, Inc.	23,819	122,191
	Resources Connection, Inc.	10,756	117,025
	REV Group, Inc.	8,299	44,151
	Rexnord Corp.	14,597	398,060
	Rush Enterprises, Inc., Class A	6,105	228,938

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class B	1,650	$58,262
	Ryder System, Inc.	11,573	409,684
*	Saia, Inc.	6,347	587,224
	Schneider National, Inc., Class B	13,435	294,361
	Scorpio Bulkers, Inc.	2,050	52,542
*	Sensata Technologies Holding P.L.C.	18,736	681,616
*	SIFCO Industries, Inc.	659	1,607
	SkyWest, Inc.	14,199	439,459
	Snap-on, Inc.	7,532	981,344
*	SP Plus Corp.	5,677	119,728
	Spartan Motors, Inc.	8,315	117,158
	Spirit AeroSystems Holdings, Inc., Class A	1,899	42,082
#*	Spirit Airlines, Inc.	16,509	247,965
*	SPX FLOW, Inc.	8,347	271,862
	Standex International Corp.	2,335	116,376
	Steelcase, Inc., Class A	21,131	231,384
*	Sterling Construction Co., Inc.	6,799	67,174
*	Sunrun, Inc.	2,890	40,547
#*	Team, Inc.	12,866	79,383
	Terex Corp.	16,734	254,189
*	Textainer Group Holdings, Ltd.	12,510	109,838
	Textron, Inc.	8,916	235,026
*	Thermon Group Holdings, Inc.	8,245	125,984
	Timken Co. (The)	11,917	447,841
	Titan International, Inc.	16,208	22,853
*	Titan Machinery, Inc.	7,999	75,191
*	TriMas Corp.	6,595	157,225
#	Trinity Industries, Inc.	42,457	818,996
	Triton International, Ltd.	24,360	754,673
	Triumph Group, Inc.	596	4,196
*	TrueBlue, Inc.	12,939	200,943
#*	Tutor Perini Corp.	15,498	108,486
*	Twin Disc, Inc.	2,022	12,152
#*	U.S. Xpress Enterprises, Inc., Class A	1,450	6,322
	UFP Industries, Inc.	14,860	611,043
*	Ultralife Corp.	969	6,831
	UniFirst Corp.	1,599	268,872
*	United Airlines Holdings, Inc.	38,733	1,145,722
*	United Rentals, Inc.	2,015	258,928
*	Univar Solutions, Inc.	16,323	237,010
	Universal Logistics Holdings, Inc.	3,409	47,487
#*	USA Truck, Inc.	3,957	19,706
	Valmont Industries, Inc.	2,628	308,107
*	Vectrus, Inc.	2,279	118,531
*	Veritiv Corp.	7,447	69,778
	Viad Corp.	5,089	121,983
*	Virco Manufacturing Corp.	4,400	10,472
	VSE Corp.	1,987	38,190
	Wabash National Corp.	14,256	116,899
	Werner Enterprises, Inc.	17,645	707,917
*	WESCO International, Inc.	12,736	329,480
*	Willdan Group, Inc.	527	13,365
*	Willis Lease Finance Corp.	2,293	45,883
*	WillScot Corp.	5,447	63,458
#*	XPO Logistics, Inc.	15,073	1,005,972

TOTAL INDUSTRIALS			56,223,127

INFORMATION TECHNOLOGY — (10.7%)
#*	ADDvantage Technologies Group, Inc.	1,399	3,302

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN, Inc.	24,255	$249,341
*	Advanced Energy Industries, Inc.	2,483	138,055
*	Agilysys, Inc.	4,119	80,691
*	Alithya Group, Inc., Class A	4,727	8,556
	Alliance Data Systems Corp.	213	10,665
*	Alpha & Omega Semiconductor, Ltd.	5,883	70,773
*	Amkor Technology, Inc.	63,567	628,042
*	Amtech Systems, Inc.	6,555	32,513
*	Anixter International, Inc.	8,948	830,911
*	Arlo Technologies, Inc.	14,959	40,988
*	Arrow Electronics, Inc.	27,872	1,753,706
	AstroNova, Inc.	1,475	10,369
#*	Avaya Holdings Corp.	3,611	35,893
*	Aviat Networks, Inc.	1,600	15,312
	Avnet, Inc.	37,316	1,120,226
*	Aware, Inc.	4,272	10,894
*	Axcelis Technologies, Inc.	9,046	211,315
*	AXT, Inc.	15,993	88,441
	Bel Fuse, Inc., Class B	3,659	27,296
	Belden, Inc.	5,694	194,678
	Benchmark Electronics, Inc.	9,349	193,150
	Brooks Automation, Inc.	13,745	529,045
*	BSQUARE Corp.	2,065	2,044
*	CACI International, Inc., Class A	4,175	1,044,335
*	CalAmp Corp.	3,728	25,052
*	Calix, Inc.	14,209	163,404
*	Cirrus Logic, Inc.	10,576	799,546
*	Clearfield, Inc.	1,200	15,636
*	Coherent, Inc.	641	81,965
	Cohu, Inc.	12,716	210,196
*	CommScope Holding Co., Inc.	20,986	231,056
	Communications Systems, Inc.	2,300	13,087
*	Computer Task Group, Inc.	3,954	16,607
	Comtech Telecommunications Corp.	7,920	146,599
*	Conduent, Inc.	37,677	94,946
	CSP, Inc.	66	692
	CTS Corp.	8,123	188,129
*	CyberOptics Corp.	2,716	69,502
	Daktronics, Inc.	12,960	58,579
*	Digi International, Inc.	9,527	108,132
*	Diodes, Inc.	12,034	612,410
*	DSP Group, Inc.	3,572	61,617
	DXC Technology Co.	27,733	502,799
*	EchoStar Corp., Class A	12,908	407,247
*	EMCORE Corp.	6,506	17,761
*	ePlus, Inc.	3,140	222,155
*	Fabrinet	8,009	502,565
*	FARO Technologies, Inc.	4,010	220,109
#*	First Solar, Inc.	3,962	174,368
*	Fitbit, Inc., Class A	16,205	108,412
*	Flex, Ltd.	114,348	1,116,037
*	FormFactor, Inc.	20,014	466,326
*	Frequency Electronics, Inc.	2,659	26,723
*	GSI Technology, Inc.	4,816	37,228
*	Harmonic, Inc.	31,893	184,979
*	Ichor Holdings, Ltd.	1,261	31,399
*	Infinera Corp.	21,463	132,319
*	Insight Enterprises, Inc.	8,734	474,169
	InterDigital, Inc.	3,854	222,646

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	4,410	$15,523
*	Intevac, Inc.	7,564	41,602
	Jabil, Inc.	40,453	1,150,483
	KBR, Inc.	28,657	580,591
	KEMET Corp.	7,124	192,419
*	Key Tronic Corp.	2,718	12,584
*	Kimball Electronics, Inc.	9,720	131,414
*	Knowles Corp.	24,185	376,077
	Kulicke & Soffa Industries, Inc.	12,487	299,313
*	KVH Industries, Inc.	3,206	29,752
*	Limelight Networks, Inc.	13,585	68,876
	LogMeIn, Inc.	5,909	504,983
#*	MACOM Technology Solutions Holdings, Inc.	2,763	84,714
	ManTech International Corp., Class A	6,874	512,525
	Methode Electronics, Inc.	5,826	174,897
	MKS Instruments, Inc.	2,123	212,788
	MTS Systems Corp.	2,568	54,621
*	NeoPhotonics Corp.	13,287	127,821
*	NETGEAR, Inc.	7,554	181,145
*	Netscout Systems, Inc.	19,624	519,644
	Network-1 Technologies, Inc.	3,000	6,750
*	ON Semiconductor Corp.	62,715	1,006,262
*	OneSpan, Inc.	4,435	74,508
*	Onto Innovation Inc.	10,278	333,624
*	Optical Cable Corp.	1,600	4,240
*	OSI Systems, Inc.	3,974	287,638
	PC Connection, Inc.	6,934	318,617
	PC-Tel, Inc.	4,282	29,246
*	PDF Solutions, Inc.	9,595	153,232
*	Perficient, Inc.	9,552	332,696
	Perspecta, Inc.	11,844	255,475
*	Photronics, Inc.	18,041	215,590
#	Plantronics, Inc.	608	8,585
*	Plexus Corp.	8,395	526,283
*	PRGX Global, Inc.	2,300	9,223
*	Rambus, Inc.	23,438	293,678
*	RealNetworks, Inc.	5,224	3,924
	RF Industries, Ltd.	681	3,793
*	Ribbon Communications, Inc.	20,057	73,108
	Richardson Electronics, Ltd.	3,224	12,896
*	Rogers Corp.	3,710	411,958
*	Sanmina Corp.	20,163	559,120
*	ScanSource, Inc.	6,350	164,592
*	Seachange International, Inc.	13,658	40,157
*	SMART Global Holdings, Inc.	1,331	33,661
*	Steel Connect, Inc.	11,199	8,623
#*	Stratasys, Ltd.	9,275	164,168
*	Super Micro Computer, Inc.	12,744	291,838
*	Sykes Enterprises, Inc.	10,441	298,926
*	Synaptics, Inc.	5,828	381,093
	SYNNEX Corp.	10,748	941,095
*	Tech Data Corp.	9,711	1,365,755
	TESSCO Technologies, Inc.	3,407	20,987
	TiVo Corp.	35,879	252,229
*	TTM Technologies, Inc.	26,524	307,413
*	Ultra Clean Holdings, Inc.	11,190	205,784
*	Veeco Instruments, Inc.	14,697	160,638
	Vishay Intertechnology, Inc.	34,468	571,824
*	Vishay Precision Group, Inc.	2,563	59,257

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Xerox Holdings Corp.	38,196	$698,605
	Xperi Corp.	6,929	105,875

TOTAL INFORMATION TECHNOLOGY			31,339,676

MATERIALS — (7.3%)
*	AdvanSix, Inc.	11,950	145,551
*	AgroFresh Solutions, Inc.	10,796	21,700
*	Alcoa Corp.	56,655	461,738
*	Allegheny Technologies, Inc.	32,729	245,795
	American Vanguard Corp.	9,936	124,896
*	Ampco-Pittsburgh Corp.	4,848	18,132
	Ashland Global Holdings, Inc.	13,422	828,003
*	Berry Global Group, Inc.	6,024	239,695
	Boise Cascade Co.	9,960	311,449
	Cabot Corp.	6,975	236,383
	Carpenter Technology Corp.	13,131	291,114
*	Century Aluminum Co.	39,208	170,555
	CF Industries Holdings, Inc.	23,701	651,778
	Chemours Co. (The)	2,900	34,017
*	Clearwater Paper Corp.	6,393	153,048
*	Coeur Mining, Inc.	51,171	215,430
	Commercial Metals Co.	40,252	641,617
*	Core Molding Technologies, Inc.	2,490	6,275
	Domtar Corp.	18,629	435,173
	Eastman Chemical Co.	24,714	1,495,444
*	Element Solutions, Inc.	68,632	703,478
*	Ferro Corp.	6,999	69,780
*	Ferroglobe P.L.C	17,682	9,108
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
#*	Flotek Industries, Inc.	15,915	14,282
	Friedman Industries, Inc.	1,905	8,115
	FutureFuel Corp.	14,713	152,721
*	GCP Applied Technologies, Inc.	1,285	21,999
	Gold Resource Corp.	10,037	41,453
	Graphic Packaging Holding Co.	39,577	528,353
	Greif, Inc., Class A	6,268	212,423
	Greif, Inc., Class B	1,740	69,165
	Hawkins, Inc.	2,704	101,211
	Haynes International, Inc.	5,048	111,561
	HB Fuller Co.	11,474	422,128
	Hecla Mining Co.	141,656	372,555
	Huntsman Corp.	53,525	899,755
	Innospec, Inc.	6,121	443,895
*	Intrepid Potash, Inc.	37,176	35,804
*	Kraton Corp.	7,897	123,272
	Kronos Worldwide, Inc.	10,881	103,261
*	Livent Corp.	4,775	29,605
	Louisiana-Pacific Corp.	25,182	503,640
*	LSB Industries, Inc.	5,003	9,956
	Materion Corp.	6,626	342,829
	Mercer International, Inc.	19,951	201,106
	Minerals Technologies, Inc.	10,516	463,125
	Mosaic Co. (The)	9,844	113,304
	Myers Industries, Inc.	4,300	53,148
	Neenah, Inc.	613	29,951
	Nexa Resources SA	9,879	41,393
	O-I Glass, Inc.	7,573	62,402
	Olin Corp.	43,062	574,878
	Olympic Steel, Inc.	6,193	58,462

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	156	$15,077
	PH Glatfelter Co.	14,435	210,751
*	PQ Group Holdings, Inc.	15,759	184,696
	Rayonier Advanced Materials, Inc.	8,785	15,637
	Reliance Steel & Aluminum Co.	18,842	1,687,866
*	Resolute Forest Products, Inc.	21,514	51,849
*	Ryerson Holding Corp.	10,717	49,513
	Schnitzer Steel Industries, Inc., Class A	9,993	155,491
	Schweitzer-Mauduit International, Inc.	7,750	249,705
	Sensient Technologies Corp.	1,681	80,335
	Sonoco Products Co.	6,116	298,705
	Steel Dynamics, Inc.	37,544	911,193
	Stepan Co.	5,683	542,158
*	Summit Materials, Inc., Class A	25,617	387,073
	SunCoke Energy, Inc.	21,275	67,016
*	Synalloy Corp.	842	7,443
*	TimkenSteel Corp.	17,420	45,292
*	Trecora Resources	3,192	18,833
	Tredegar Corp.	7,233	119,200
	Trinseo SA	5,224	106,831
*	Tronox Holdings P.L.C., Class A	27,246	185,818
*	UFP Technologies, Inc.	1,742	74,906
	United States Lime & Minerals, Inc.	941	75,374
#	United States Steel Corp.	35,386	271,765
*	Universal Stainless & Alloy Products, Inc.	2,690	20,094
#*	US Concrete, Inc.	3,182	61,031
*	Venator Materials P.L.C.	18,212	23,129
*	Verso Corp., Class A	10,042	139,483
	Warrior Met Coal, Inc.	10,197	127,972
	Westlake Chemical Corp.	19,407	843,234
	WestRock Co.	11,035	355,217
	Worthington Industries, Inc.	13,566	358,685

TOTAL MATERIALS			21,397,283

REAL ESTATE — (0.9%)
	Consolidated-Tomoka Land Co.	2,081	87,464
#*	Cushman & Wakefield PLC	18,806	228,869
*	Forestar Group, Inc.	6,571	86,671
*	Howard Hughes Corp. (The)	5,407	292,843
	Jones Lang LaSalle, Inc.	11,310	1,194,110
*	Marcus & Millichap, Inc.	4,057	117,856
*	Rafael Holdings, Inc., Class B	3,941	55,608
	RE/MAX Holdings, Inc., Class A	6,815	179,166
	Realogy Holdings Corp.	27,392	118,881
#*	St Joe Co. (The)	3,521	64,434
*	Stratus Properties, Inc.	650	10,901
*	Tejon Ranch Co.	9,725	133,233

TOTAL REAL ESTATE			2,570,036

UTILITIES — (0.1%)
	Genie Energy, Ltd., Class B	2,650	20,882
	TerraForm Power, Inc., Class A	13,932	241,302

TOTAL UTILITIES			262,184

TOTAL COMMON STOCKS Cost ($362,717,333)			284,066,811

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.216%	799,793	$799,793

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	682,452	7,896,650

TOTAL INVESTMENTS — (100.0%) (Cost $371,412,077)		$292,763,254

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,741,022	—	—	$8,741,022
Consumer Discretionary	39,948,575	$1,117	—	39,949,692
Consumer Staples	12,546,979	—	—	12,546,979
Energy	22,281,763	—	—	22,281,763
Financials	74,364,616	9,501	—	74,374,117
Health Care	14,348,370	32,562	—	14,380,932
Industrials	56,223,127	—	—	56,223,127
Information Technology	31,339,676	—	—	31,339,676
Materials	21,397,283	—	—	21,397,283
Real Estate	2,570,036	—	—	2,570,036
Utilities	262,184	—	—	262,184
Temporary Cash Investments	799,793	—	—	799,793
Securities Lending Collateral	—	7,896,650	—	7,896,650

TOTAL	$284,823,424	$7,939,830	—	$292,763,254

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (12.5%)
	AT&T, Inc.	597,942	$18,219,293
	CenturyLink, Inc.	130,666	1,387,673
*	Charter Communications, Inc., Class A	13,352	6,612,311
	Comcast Corp., Class A	394,537	14,846,427
#*	Discovery, Inc., Class A	20,493	459,453
*	Discovery, Inc., Class C	38,338	782,479
*	DISH Network Corp., Class A	27,506	688,063
	Fox Corp., Class A	41,870	1,083,177
*	Fox Corp., Class B	30,375	776,385
*	GCI Liberty, Inc., Class A	1,000	60,830
	Interpublic Group of Cos., Inc. (The)	11,752	199,549
*	Liberty Broadband Corp., Class A	600	72,012
*	Liberty Broadband Corp., Class C	3,704	454,407
*	Liberty Media Corp.-Liberty Formula One, Class A	535	16,184
*	Liberty Media Corp.-Liberty Formula One, Class C	1,727	55,592
*	Liberty Media Corp.-Liberty SiriusXM, Class A	2,140	72,139
*	Liberty Media Corp.-Liberty SiriusXM, Class C	6,909	235,390
*	Madison Square Garden Entertainment Corp.	154	12,736
*	Madison Square Garden Sports C	154	26,383
	News Corp., Class A	10,744	106,473
	News Corp., Class B	3,865	39,500
*	T-Mobile US, Inc.	27,424	2,407,827
	Verizon Communications, Inc.	14,451	830,210
	ViacomCBS, Inc., Class B	26,748	461,670
	Walt Disney Co. (The)	70,194	7,591,481

TOTAL COMMUNICATION SERVICES			57,497,644

CONSUMER DISCRETIONARY — (4.9%)
	Advance Auto Parts, Inc.	4,728	571,662
	Aramark	24,917	680,483
	Autoliv, Inc.	6,304	378,366
	BorgWarner, Inc.	23,339	666,795
*	Capri Holdings, Ltd.	1,300	19,825
#*	CarMax, Inc.	9,448	695,845
#	Carnival Corp.	25,585	406,801
*	Dollar Tree, Inc.	9,077	723,165
	DR Horton, Inc.	56,804	2,682,285
	Ford Motor Co.	298,226	1,517,970
	Gap, Inc. (The)	18,576	150,837
	Garmin, Ltd.	12,206	990,639
	General Motors Co.	100,456	2,239,164
	Gentex Corp.	29,709	720,146
	Genuine Parts Co.	2,789	221,112
#	Harley-Davidson, Inc.	6,273	136,940
	Hyatt Hotels Corp., Class A	2,188	123,097
	Kohl’s Corp.	11,406	210,555
	Lear Corp.	6,060	591,759
	Lennar Corp., Class A	20,267	1,014,769
	Lennar Corp., Class B	607	23,157
*	LKQ Corp.	33,701	881,281
	MGM Resorts International	32,476	546,571
*	Mohawk Industries, Inc.	9,865	865,358
	Newell Brands, Inc.	16,177	224,537

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Norwegian Cruise Line Holdings, Ltd.	8,735	$143,254
	PulteGroup, Inc.	42,097	1,190,082
	PVH Corp.	8,175	402,455
	Ralph Lauren Corp.	5,787	426,965
	Royal Caribbean Cruises, Ltd.	22,605	1,057,236
*	Skechers U.S.A., Inc., Class A	5,403	152,257
	Tapestry, Inc.	10,582	157,460
	Target Corp.	3,924	430,620
	Tiffany & Co.	1,312	165,968
	Toll Brothers, Inc.	3,807	91,444
#*	Veoneer, Inc.	2,824	27,619
	Whirlpool Corp.	7,935	886,657

TOTAL CONSUMER DISCRETIONARY			22,415,136

CONSUMER STAPLES — (5.3%)
	Archer-Daniels-Midland Co.	21,488	798,064
	Bunge, Ltd.	12,642	501,508
	Conagra Brands, Inc.	34,544	1,155,151
	Constellation Brands, Inc., Class A	5,354	881,750
	Coty, Inc., Class A	45,150	246,068
	Ingredion, Inc.	4,331	351,677
	JM Smucker Co. (The)	13,623	1,565,419
	Kraft Heinz Co. (The)	13,469	408,515
	Kroger Co. (The)	96,238	3,042,083
	Molson Coors Beverage Co., Class B	13,065	535,796
	Mondelez International, Inc., Class A	64,009	3,292,623
*	Pilgrim’s Pride Corp.	2,655	58,410
*	Post Holdings, Inc.	7,880	723,778
	Seaboard Corp.	12	36,133
	Spectrum Brands Holdings, Inc.	174	7,492
	Tyson Foods, Inc., Class A	24,825	1,543,867
*	US Foods Holding Corp.	21,693	466,400
	Walgreens Boots Alliance, Inc.	57,373	2,483,677
	Walmart, Inc.	51,411	6,249,007

TOTAL CONSUMER STAPLES			24,347,418

ENERGY — (9.7%)
#	Apache Corp.	32,066	419,423
	Baker Hughes Co.	14,996	209,194
	Chevron Corp.	145,615	13,396,580
	Cimarex Energy Co.	923	23,463
	Concho Resources, Inc.	12,560	712,403
	ConocoPhillips	91,117	3,836,026
	Devon Energy Corp.	19,874	247,829
	Diamondback Energy, Inc.	5,909	257,278
	EOG Resources, Inc.	9,037	429,348
	Exxon Mobil Corp.	256,163	11,903,895
	Halliburton Co.	16,404	172,242
	Helmerich & Payne, Inc.	818	16,172
	Hess Corp.	26,336	1,280,983
	HollyFrontier Corp.	7,502	247,866
	Kinder Morgan, Inc.	84,813	1,291,702
	Marathon Oil Corp.	40,697	249,066
	Marathon Petroleum Corp.	55,729	1,787,786
#	Murphy Oil Corp.	2,737	32,461
	National Oilwell Varco, Inc.	19,350	244,584
	Noble Energy, Inc.	19,338	189,706
	Occidental Petroleum Corp.	56,657	940,506

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Parsley Energy, Inc., Class A	3,962	$37,441
	Phillips 66	20,504	1,500,278
	Pioneer Natural Resources Co.	13,328	1,190,324
	Schlumberger, Ltd.	55,188	928,262
	Targa Resources Corp.	8,917	115,564
	TechnipFMC P.L.C.	22,952	204,502
	Valero Energy Corp.	33,270	2,107,654
	Williams Cos., Inc. (The)	16,112	312,089

TOTAL ENERGY			44,284,627

FINANCIALS — (20.5%)
	Aflac, Inc.	31,367	1,168,107
	Alleghany Corp.	521	278,063
	Allstate Corp. (The)	16,654	1,694,045
	Ally Financial, Inc.	51,633	846,265
	American Financial Group, Inc.	5,612	371,739
	American International Group, Inc.	23,508	597,809
*	Arch Capital Group, Ltd.	15,476	371,888
	Assurant, Inc.	3,963	421,029
*	Athene Holding, Ltd., Class A	1,290	34,830
	Axis Capital Holdings, Ltd.	973	35,612
	Bank of America Corp.	412,767	9,927,046
	Bank of New York Mellon Corp. (The)	62,976	2,364,119
*	Berkshire Hathaway, Inc., Class B	54,989	10,302,739
	Capital One Financial Corp.	35,538	2,301,441
	Chubb, Ltd.	9,800	1,058,498
	Citigroup, Inc.	128,445	6,237,289
	Citizens Financial Group, Inc.	14,080	315,251
	CNA Financial Corp.	3,404	107,498
	Comerica, Inc.	13,360	465,730
	East West Bancorp, Inc.	10,598	371,672
	Everest Re Group, Ltd.	2,530	438,019
	Fifth Third Bancorp	73,951	1,382,144
	Franklin Resources, Inc.	3,198	60,250
	Globe Life, Inc.	1,674	137,837
	Goldman Sachs Group, Inc. (The)	24,860	4,559,821
	Hartford Financial Services Group, Inc. (The)	50,871	1,932,589
	Huntington Bancshares, Inc.	132,757	1,226,675
	Invesco, Ltd.	12,680	109,302
	Jefferies Financial Group, Inc.	6,961	95,505
	JPMorgan Chase & Co.	144,725	13,858,866
	KeyCorp	75,813	883,222
	Lincoln National Corp.	11,260	399,392
	Loews Corp.	17,112	593,102
	M&T Bank Corp.	5,986	670,911
*	Markel Corp.	217	187,887
	MetLife, Inc.	25,180	908,495
	Morgan Stanley	89,250	3,519,128
	Old Republic International Corp.	13,666	217,973
	PacWest Bancorp	1,151	23,296
	People’s United Financial, Inc.	8,409	106,710
	PNC Financial Services Group, Inc. (The)	21,999	2,346,633
	Principal Financial Group, Inc.	29,370	1,069,362
	Prosperity Bancshares, Inc.	567	33,980
	Prudential Financial, Inc.	13,537	844,303
	Raymond James Financial, Inc.	1,783	117,535
	Regions Financial Corp.	97,923	1,052,672
	Reinsurance Group of America, Inc.	4,352	455,567
	RenaissanceRe Holdings, Ltd.	2,150	313,922

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Santander Consumer USA Holdings, Inc.	16,188	$252,371
	State Street Corp.	8,498	535,714
	Synchrony Financial	19,684	389,546
	Synovus Financial Corp.	4,904	103,033
	TCF Financial Corp.	3,200	95,008
	Travelers Cos., Inc. (The)	19,149	1,938,070
	Truist Financial Corp.	64,598	2,410,798
	U.S. Bancorp	50,536	1,844,564
	Unum Group	7,925	138,291
	Voya Financial, Inc.	2,948	133,161
	Wells Fargo & Co.	293,317	8,520,859
	Zions Bancorp NA	15,492	489,702

TOTAL FINANCIALS			93,666,885

HEALTH CARE — (17.9%)
	Abbott Laboratories	12,456	1,147,073
*	Alexion Pharmaceuticals, Inc.	9,498	1,020,750
	Allergan P.L.C.	7,075	1,325,431
	Anthem, Inc.	21,126	5,930,702
	Becton Dickinson and Co.	4,131	1,043,201
*	Biogen, Inc.	1,704	505,798
*	Bio-Rad Laboratories, Inc., Class A	754	331,835
*	Boston Scientific Corp.	13,638	511,152
	Bristol-Myers Squibb Co.	39,113	2,378,462
	Cardinal Health, Inc.	22,510	1,113,795
*	Centene Corp.	30,029	1,999,331
*	Change Healthcare, Inc.	20,364	237,037
*	Charles River Laboratories International, Inc.	500	72,335
*	Cigna Corp.	30,231	5,918,625
	CVS Health Corp.	106,209	6,537,164
	Danaher Corp.	29,115	4,759,138
*	DaVita, Inc.	19,353	1,529,081
	DENTSPLY SIRONA, Inc.	5,350	227,054
*	Elanco Animal Health, Inc.	1,300	32,123
	Envista Holdings Corp.	12,685	246,977
*	Henry Schein, Inc.	8,706	474,999
	Humana, Inc.	9,731	3,715,490
*	IQVIA Holdings, Inc.	4,397	626,968
*	Jazz Pharmaceuticals P.L.C.	4,167	459,412
*	Laboratory Corp. of America Holdings	14,026	2,306,576
	McKesson Corp.	10,258	1,448,943
	Medtronic P.L.C.	67,066	6,547,654
*	Mylan NV	61,846	1,037,157
	Perrigo Co. P.L.C.	7,626	406,466
	Pfizer, Inc.	454,015	17,416,015
	Quest Diagnostics, Inc.	17,759	1,955,444
	STERIS P.L.C.	4,622	658,635
*	Syneos Health, Inc.	1,106	61,704
	Thermo Fisher Scientific, Inc.	16,736	5,601,204
	UnitedHealth Group, Inc.	1,789	523,229
	Universal Health Services, Inc., Class B	11,058	1,168,720
	Zimmer Biomet Holdings, Inc.	6,119	732,444

TOTAL HEALTH CARE			82,008,124

INDUSTRIALS — (10.5%)
*	AECOM	9,375	339,938
	AGCO Corp.	3,233	170,832
	Alaska Air Group, Inc.	12,636	410,923

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	AMERCO	1,829	$512,358
	AMETEK, Inc.	5,252	440,485
	Arcosa, Inc.	1,576	58,738
	Carlisle Cos., Inc.	7,596	918,812
*	Carrier Global Corp.	58,005	1,027,269
	CSX Corp.	782	51,792
	Cummins, Inc.	9,487	1,551,124
	Deere & Co.	2,487	360,764
	Delta Air Lines, Inc.	45,864	1,188,336
	Dover Corp.	10,756	1,007,299
	Eaton Corp. P.L.C.	32,845	2,742,557
	Emerson Electric Co.	18,514	1,055,853
	FedEx Corp.	18,335	2,324,328
	Fortive Corp.	7,159	458,176
	Fortune Brands Home & Security, Inc.	9,274	447,007
	General Dynamics Corp.	7,608	993,757
	General Electric Co.	118,649	806,813
	Howmet Aerospace, Inc.	53,719	702,107
	Hubbell, Inc.	1,540	191,622
*	Ingersoll Rand, Inc.	11,753	341,777
	ITT, Inc.	400	21,088
	Jacobs Engineering Group, Inc.	6,798	562,535
*	JetBlue Airways Corp.	35,732	348,030
	Johnson Controls International P.L.C	33,650	979,552
	Kansas City Southern	12,742	1,663,468
	L3Harris Technologies, Inc.	1,784	345,561
	ManpowerGroup, Inc.	2,465	183,002
	Nielsen Holdings P.L.C	30,931	455,614
	Norfolk Southern Corp.	20,596	3,523,976
	nVent Electric P.L.C.	1	19
	Oshkosh Corp.	2,714	183,276
*	Otis Worldwide Corp.	29,002	1,476,492
	Owens Corning	13,548	587,441
	PACCAR, Inc.	20,001	1,384,669
	Parker-Hannifin Corp.	5,787	915,040
	Pentair P.L.C.	17,893	618,919
	Quanta Services, Inc.	11,715	425,957
	Raytheon Technologies Corp.	60,005	3,888,924
	Republic Services, Inc.	28,633	2,243,109
	Roper Technologies, Inc.	500	170,515
*	Sensata Technologies Holding P.L.C.	13,985	508,774
	Snap-on, Inc.	6,398	833,595
	Southwest Airlines Co.	38,846	1,213,937
	Stanley Black & Decker, Inc.	17,942	1,977,208
*	Teledyne Technologies, Inc.	100	32,567
	Textron, Inc.	32,300	851,428
	Trane Technologies P.L.C.	14,959	1,307,716
*	United Airlines Holdings, Inc.	35,543	1,051,362
*	United Rentals, Inc.	8,299	1,066,422
	Wabtec Corp.	6,704	378,240
*	XPO Logistics, Inc.	14,263	951,913

TOTAL INDUSTRIALS			48,253,016

INFORMATION TECHNOLOGY — (11.7%)
	Amdocs, Ltd.	15,020	967,889
	Analog Devices, Inc.	11,557	1,266,647
*	Arrow Electronics, Inc.	9,787	615,798
	Avnet, Inc.	1,297	38,936
	Broadcom, Inc.	152	41,286

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	6,476	$299,515
	Cisco Systems, Inc.	416	17,630
	Cognizant Technology Solutions Corp., Class A	39,424	2,287,381
	Corning, Inc.	83,722	1,842,721
	Dolby Laboratories, Inc., Class A	99	5,943
	DXC Technology Co.	10,899	197,599
	Fidelity National Information Services, Inc.	25,320	3,339,455
*	Fiserv, Inc.	10,113	1,042,246
*	Flex, Ltd.	27,933	272,626
	Global Payments, Inc.	4,942	820,471
	Hewlett Packard Enterprise Co.	169,352	1,703,681
	HP, Inc.	106,724	1,655,289
	Intel Corp.	352,267	21,128,975
*	IPG Photonics Corp.	430	55,612
	Jabil, Inc.	1,501	42,688
	Juniper Networks, Inc.	24,251	523,822
	Lam Research Corp.	1,304	332,885
	Leidos Holdings, Inc.	15,477	1,529,282
	Marvell Technology Group, Ltd.	24,233	647,990
	Microchip Technology, Inc.	3,777	331,356
*	Micron Technology, Inc.	97,428	4,665,827
*	ON Semiconductor Corp.	44,344	711,500
*	Qorvo, Inc.	11,803	1,157,048
	Skyworks Solutions, Inc.	9,782	1,016,154
	SS&C Technologies Holdings, Inc.	23,811	1,313,415
	SYNNEX Corp.	1,952	170,917
	TE Connectivity, Ltd.	21,909	1,609,435
*	Trimble, Inc.	4,877	168,891
	Western Digital Corp.	23,627	1,088,732
*	Xerox Holdings Corp.	28,577	522,673

TOTAL INFORMATION TECHNOLOGY			53,432,315

MATERIALS — (6.0%)
	Air Products & Chemicals, Inc.	6,186	1,395,438
#	Albemarle Corp.	10,779	662,154
*	Amcor, PLC	77,242	692,861
*	Arconic Corp.	13,429	117,101
	Ashland Global Holdings, Inc.	1	62
	Celanese Corp.	7,464	620,035
	CF Industries Holdings, Inc.	24,426	671,715
*	Corteva, Inc.	17,233	451,332
*	Dow, Inc.	50,979	1,870,420
	DuPont de Nemours, Inc.	20,374	957,986
	Eastman Chemical Co.	19,127	1,157,375
	FMC Corp.	1,049	96,403
	Freeport-McMoRan, Inc.	103,786	916,430
	Huntsman Corp.	3,937	66,181
	International Flavors & Fragrances, Inc.	1,536	201,262
	International Paper Co.	44,945	1,539,366
	Linde P.L.C.	15,089	2,776,225
	LyondellBasell Industries NV, Class A	16,339	946,845
	Martin Marietta Materials, Inc.	6,984	1,328,566
	Mosaic Co. (The)	21,306	245,232
	Newmont Corp.	48,934	2,910,594
	Nucor Corp.	45,259	1,864,218
	Packaging Corp. of America	10,295	995,012
	PPG Industries, Inc.	799	72,573
	Reliance Steel & Aluminum Co.	8,693	778,719
	Royal Gold, Inc.	2,190	268,341

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Sonoco Products Co.	2,845	$138,950
Steel Dynamics, Inc.	28,855	700,311
Valvoline, Inc.	16,013	275,263
Vulcan Materials Co.	12,652	1,429,296
Westlake Chemical Corp.	7,520	326,744
WestRock Co.	26,354	848,335

TOTAL MATERIALS		27,321,345

REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	16,234	696,926
* Howard Hughes Corp. (The)	807	43,707
Jones Lang LaSalle, Inc.	5,582	589,347

TOTAL REAL ESTATE		1,329,980

UTILITIES — (0.4%)
MDU Resources Group, Inc.	6,027	135,366
NRG Energy, Inc.	17,305	580,237
Vistra Energy Corp.	55,822	1,090,762

TOTAL UTILITIES		1,806,365

TOTAL COMMON STOCKS Cost ($ 450,330,002)		456,362,855

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.216%	606,621	606,621

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	59,645	690,156

TOTAL INVESTMENTS — (100.0%) (Cost $ 451,626,467)		$457,659,632

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$57,497,644	—	—	$57,497,644
Consumer Discretionary	22,415,136	—	—	22,415,136
Consumer Staples	24,347,418	—	—	24,347,418
Energy	44,284,627	—	—	44,284,627
Financials	93,666,885	—	—	93,666,885
Health Care	82,008,124	—	—	82,008,124
Industrials	48,253,016	—	—	48,253,016
Information Technology	53,432,315	—	—	53,432,315
Materials	27,321,345	—	—	27,321,345
Real Estate	1,329,980	—	—	1,329,980
Utilities	1,806,365	—	—	1,806,365
Temporary Cash Investments	606,621	—	—	606,621
Securities Lending Collateral	—	$690,156	—	690,156

TOTAL	$456,969,476	$690,156	—	$457,659,632

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
AUSTRALIA — (5.5%)
	Alumina, Ltd.	56,579	$62,760
*	AMP, Ltd.	78,722	72,633
	Aurizon Holdings, Ltd.	79,484	241,461
	Australia & New Zealand Banking Group, Ltd.	242,031	2,629,052
	Beach Energy, Ltd.	105,003	102,352
#	Bendigo & Adelaide Bank, Ltd.	48,477	205,113
	BlueScope Steel, Ltd.	71,685	467,878
	Boral, Ltd.	113,281	220,160
	Challenger, Ltd.	14,642	46,632
	Cleanaway Waste Management, Ltd.	54,030	65,188
	Crown Resorts, Ltd.	8,789	56,264
	Downer EDI, Ltd.	14,383	38,692
	Fortescue Metals Group, Ltd.	135,089	1,032,384
#	Harvey Norman Holdings, Ltd.	80,981	145,298
	Incitec Pivot, Ltd.	153,141	236,849
#	LendLease Group	43,412	345,813
	LendLease Group	7,561	60,899
	Mineral Resources, Ltd.	6,104	65,788
	National Australia Bank, Ltd.	161,379	1,768,307
	National Australia Bank, Ltd.	11,570	127,871
	Newcrest Mining, Ltd.	17,093	306,759
	Oil Search, Ltd.	193,312	379,378
	Origin Energy, Ltd.	92,720	333,486
	QBE Insurance Group, Ltd.	58,353	315,973
	Qube Holdings, Ltd.	98,299	141,565
	Santos, Ltd.	210,616	669,716
	Seven Group Holdings, Ltd.	8,452	83,113
	South32, Ltd.	527,279	663,134
	Suncorp Group, Ltd.	79,202	470,842
	Tabcorp Holdings, Ltd.	91,547	190,864
	Westpac Banking Corp.	271,300	2,822,644
#	Westpac Banking Corp., Sponsored ADR	11,850	123,595
	Woodside Petroleum, Ltd.	67,803	970,887
	Worley, Ltd.	14,874	86,213

TOTAL AUSTRALIA			15,549,563

AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	10,880	187,790

BELGIUM — (0.8%)
	Ageas	12,339	444,741
	KBC Group NV	14,235	772,119
#	Solvay SA	7,374	575,966
	UCB SA	3,632	332,833

TOTAL BELGIUM			2,125,659

CANADA — (7.8%)
#	AltaGas, Ltd.	10,991	131,391
	Bank of Montreal 063671101	22,673	1,154,056
	Bank of Montreal 2076009	35,976	1,829,104
	Bank of Nova Scotia (The)	39,963	1,602,023
#	Bank of Nova Scotia (The)	9,982	400,678
	Barrick Gold Corp.	3,175	81,727
	Barrick Gold Corp.	23,682	609,101

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	21,467	$213,811
#	Canadian Imperial Bank of Commerce	29,009	1,718,928
	Canadian Imperial Bank of Commerce	8,249	490,073
	Canadian Natural Resources, Ltd.	104,902	1,758,158
	Cenovus Energy, Inc.	2,300	8,344
#	Cenovus Energy, Inc.	42,100	153,244
	Element Fleet Management Corp.	12,245	90,345
	Fairfax Financial Holdings, Ltd.	2,494	676,235
	First Quantum Minerals, Ltd.	34,196	208,819
#	Genworth MI Canada, Inc.	2,700	66,571
	Great-West Lifeco, Inc.	2,404	39,585
	Husky Energy, Inc.	44,388	142,545
	iA Financial Corp., Inc.	13,274	430,944
	Imperial Oil, Ltd.	6,100	98,559
	Imperial Oil, Ltd.	19,463	315,106
*	Kinross Gold Corp.	154,184	1,017,961
*	Kinross Gold Corp.	56,400	372,804
	Lundin Mining Corp.	66,620	326,412
	Magna International, Inc.	1,900	74,037
	Magna International, Inc.	41,970	1,638,089
	Manulife Financial Corp.	8,272	104,176
	Manulife Financial Corp.	93,419	1,177,079
	Nutrien, Ltd.	6,630	236,774
	Nutrien, Ltd.	22,938	819,102
	Onex Corp.	3,695	170,316
	Pembina Pipeline Corp.	2,348	53,863
	SNC-Lavalin Group, Inc.	9,900	182,573
#*	Stars Group, Inc. (The)	5,583	156,101
	Sun Life Financial, Inc.	9,491	326,016
	Suncor Energy, Inc.	45,346	808,568
	Suncor Energy, Inc.	87,240	1,557,234
	Teck Resources, Ltd., Class B	14,790	130,373
#	Teck Resources, Ltd., Class B	65,338	575,628
	TMX Group, Ltd.	640	55,446
	Tourmaline Oil Corp.	2,604	25,816
	Wheaton Precious Metals Corp.	1,629	61,897
#	Yamana Gold, Inc.	27,100	127,717
	Yamana Gold, Inc.	4,976	23,288

TOTAL CANADA			22,240,617

DENMARK — (2.0%)
	AP Moller - Maersk A.S., Class A	192	177,906
	AP Moller - Maersk A.S., Class B	174	173,174
	Carlsberg A.S., Class B	7,124	898,714
*	Danske Bank A.S.	21,852	259,450
#*	Demant A.S.	6,848	163,721
	DSV Panalpina A.S.	6,473	672,546
*	Genmab A.S.	2,496	600,000
	GN Store Nord A.S.	2,941	134,216
	H Lundbeck A.S.	7,719	281,633
*	ISS A.S.	10,462	155,542
	Novozymes A.S., Class B	11,608	569,449
	Rockwool International A.S., Class A	30	5,828
	Rockwool International A.S., Class B	680	142,908
	Tryg A.S.	5,646	150,578
	Vestas Wind Systems A.S.	16,721	1,435,885

TOTAL DENMARK			5,821,550

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (0.6%)
#	Fortum Oyj	27,231	$451,221
	Nokia Oyj	10,824	39,020
	Nordea Bank Abp	100,535	644,825
	Nordea Bank Abp	9,391	60,085
	Stora Enso Oyj, Class R	44,580	524,464
#	UPM-Kymmene Oyj	2,662	73,006

TOTAL FINLAND			1,792,621

FRANCE — (8.4%)
	Amundi SA	1,413	93,787
	Arkema SA	7,145	594,699
	Atos SE	9,983	713,926
	AXA SA	58,603	1,041,756
	BNP Paribas SA	51,999	1,633,617
	Bollore SA	60,142	159,390
*	Bollore SA	349	931
	Bouygues SA	26,110	803,357
	Capgemini SE	6,207	583,525
	Carrefour SA	65,349	970,512
	Cie de Saint-Gobain	54,149	1,440,792
	Cie Generale des Etablissements Michelin SCA	20,054	1,937,638
*	CNP Assurances	14,800	152,687
	Credit Agricole SA	26,596	213,924
	Eiffage SA	3,106	253,828
	Electricite de France SA	53,134	422,996
	Engie SA	81,674	886,127
	EssilorLuxottica SA	1,758	218,387
	Faurecia SE	2,232	79,976
#	Iliad SA	1,592	237,082
	Natixis SA	69,834	164,862
	Orange SA	133,175	1,617,947
	Peugeot SA	69,936	991,387
	Publicis Groupe SA	17,290	510,383
	Renault SA	22,289	439,197
#	Sanofi	760	74,232
	SCOR SE	6,163	173,641
	SES SA	13,379	89,131
	Societe Generale SA	61,031	957,517
	Total SA	167,429	5,942,452
	Valeo SA	25,223	578,184
*	Worldline SA	220	14,900

TOTAL FRANCE			23,992,770

GERMANY — (7.0%)
	Allianz SE	14,346	2,640,112
	BASF SE	35,755	1,829,815
	Bayer AG	45,875	3,017,169
	Bayerische Motoren Werke AG	29,120	1,712,989
	Commerzbank AG	75,025	276,612
	Continental AG	10,738	897,283
	Covestro AG	16,810	564,667
	Daimler AG	92,360	3,158,988
	Deutsche Bank AG	47,302	350,329
	Deutsche Bank AG	47,848	354,554
#*	Deutsche Lufthansa AG	36,444	326,272
	Evonik Industries AG	14,921	367,063
#	Fraport AG Frankfurt Airport Services Worldwide	2,173	95,185
	Hapag-Lloyd AG	1,750	250,702

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	HeidelbergCement AG	14,794	$701,400
	METRO AG	7,044	61,546
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,959	867,117
	RWE AG	26,209	753,972
*	Talanx AG	4,970	176,499
	Telefonica Deutschland Holding AG	116,895	332,538
	Uniper SE	24,477	658,490
	United Internet AG	1,471	50,615
	Volkswagen AG	3,115	460,533

TOTAL GERMANY			19,904,450

HONG KONG — (3.0%)
	Bank of East Asia, Ltd. (The)	45,941	97,322
	BOC Aviation, Ltd.	18,500	126,501
	BOC Hong Kong Holdings, Ltd.	46,500	142,715
#	Cathay Pacific Airways, Ltd.	88,000	104,664
	CK Asset Holdings, Ltd.	153,500	969,927
	CK Hutchison Holdings, Ltd.	176,012	1,304,631
	CK Infrastructure Holdings, Ltd.	24,500	145,530
	Guoco Group, Ltd.	7,000	98,746
	Hang Lung Properties, Ltd.	120,000	256,705
	Henderson Land Development Co., Ltd.	68,255	278,181
	Kerry Properties, Ltd.	57,000	157,432
	MTR Corp., Ltd.	67,160	372,088
	New World Development Co., Ltd.	549,842	649,607
	NWS Holdings, Ltd.	118,889	123,902
	PCCW, Ltd.	53,000	32,467
	Sino Land Co., Ltd.	226,492	316,529
	SJM Holdings, Ltd.	197,000	194,506
	Sun Hung Kai Properties, Ltd.	95,362	1,303,963
	Swire Pacific, Ltd., Class A	51,500	334,913
	Swire Pacific, Ltd., Class B	92,500	101,123
#	WH Group, Ltd.	780,500	744,404
	Wharf Holdings, Ltd. (The)	97,635	184,948
	Wheelock & Co., Ltd.	53,000	388,436
	Xinyi Glass Holdings, Ltd.	86,000	99,602

TOTAL HONG KONG			8,528,842

IRELAND — (0.5%)
*	AIB Group P.L.C.	35,416	49,009
	Bank of Ireland Group P.L.C.	18,090	37,123
	CRH P.L.C.	3,847	116,713
	CRH P.L.C., Sponsored ADR	27,136	817,336
*	Flutter Entertainment P.L.C.	3,444	423,863

TOTAL IRELAND			1,444,044

ISRAEL — (0.5%)
	Bank Hapoalim BM	67,998	435,837
	Bank Leumi Le-Israel BM	30,908	166,535
	Harel Insurance Investments & Financial Services, Ltd.	8,169	52,596
	Isracard, Ltd.	3,362	8,814
	Israel Discount Bank, Ltd., Class A	84,573	274,381
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	47,374	508,797

TOTAL ISRAEL			1,446,960

ITALY — (1.6%)
	Eni SpA	84,662	806,518

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Fiat Chrysler Automobiles NV	108,100	$937,652
	Fiat Chrysler Automobiles NV	24,506	210,996
	Intesa Sanpaolo SpA	645,595	1,008,099
	Mediobanca Banca di Credito Finanziario SpA	18,386	106,887
*	Telecom Italia SpA	1,601,899	636,128
	Telecom Italia SpA	480,955	191,819
*	Telecom Italia SpA, Sponsored ADR	18,000	70,515
#*	UniCredit SpA	88,315	682,035

TOTAL ITALY			4,650,649

JAPAN — (22.0%)
	AEON Financial Service Co., Ltd.	9,900	102,953
	AGC, Inc.	21,000	517,863
	Air Water, Inc.	14,300	192,788
	Aisin Seiki Co., Ltd.	16,400	472,310
	Alfresa Holdings Corp.	12,800	255,249
	Alps Alpine Co., Ltd.	17,000	175,343
	Amada Co., Ltd.	24,400	220,553
	Aozora Bank, Ltd.	6,400	113,895
	Asahi Kasei Corp.	67,700	480,296
	Bank of Kyoto, Ltd. (The)	2,500	85,571
	Bridgestone Corp.	8,200	255,244
	Brother Industries, Ltd.	16,000	271,176
	Canon Marketing Japan, Inc.	6,700	128,953
	Chiba Bank, Ltd. (The)	30,300	140,592
	Chugoku Bank, Ltd. (The)	4,700	43,278
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	168,314
	Concordia Financial Group, Ltd.	57,500	176,179
#	Credit Saison Co., Ltd.	9,900	112,436
	Dai Nippon Printing Co., Ltd.	14,500	305,720
	Daicel Corp.	28,800	233,782
	Daido Steel Co., Ltd.	1,600	52,841
	Dai-ichi Life Holdings, Inc.	44,200	553,924
	Daiwa House Industry Co., Ltd.	2,300	58,283
	Daiwa Securities Group, Inc.	116,000	482,378
	DeNA Co., Ltd.	2,800	34,468
#	Denka Co., Ltd.	5,400	130,463
	Denso Corp.	26,100	917,460
	Dentsu Group, Inc.	20,000	417,677
	DIC Corp.	8,000	185,780
	Dowa Holdings Co., Ltd.	4,900	135,524
	Ebara Corp.	9,400	207,237
	Fuji Media Holdings, Inc.	1,800	17,880
	FUJIFILM Holdings Corp.	7,400	352,481
	Fukuoka Financial Group, Inc.	9,200	131,436
	Fukuyama Transporting Co., Ltd.	3,000	103,964
	Fuyo General Lease Co., Ltd.	200	10,000
	Glory, Ltd.	2,300	51,691
	Hachijuni Bank, Ltd. (The)	15,000	53,563
	Hankyu Hanshin Holdings, Inc.	18,700	639,780
	Haseko Corp.	17,600	191,076
	Heiwa Corp.	5,200	87,558
	Hino Motors, Ltd.	25,600	152,287
	Hitachi Capital Corp.	6,000	116,043
	Hitachi Construction Machinery Co., Ltd.	8,500	199,429
	Hitachi Metals, Ltd.	16,800	161,880
	Hitachi, Ltd.	45,300	1,344,478
	Honda Motor Co., Ltd.	108,400	2,632,403
	Ibiden Co., Ltd.	7,800	199,368

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Idemitsu Kosan Co., Ltd.	18,100	$411,286
	IHI Corp.	8,900	110,312
	Iida Group Holdings Co., Ltd.	14,400	191,268
	Inpex Corp.	70,000	451,856
#	Isetan Mitsukoshi Holdings, Ltd.	13,100	79,693
	Isuzu Motors, Ltd.	53,500	406,576
#	ITOCHU Corp.	33,800	662,653
#	Itoham Yonekyu Holdings, Inc.	9,300	53,954
	Iyo Bank, Ltd. (The)	12,500	66,965
	Izumi Co., Ltd.	1,100	32,200
	J Front Retailing Co., Ltd.	24,500	199,872
	Japan Post Holdings Co., Ltd.	29,400	235,167
	JFE Holdings, Inc.	47,800	317,202
	JGC Holdings Corp.	6,800	65,666
	JSR Corp.	22,400	421,367
	JTEKT Corp.	25,600	187,534
	JXTG Holdings, Inc.	211,827	751,003
	Kajima Corp.	40,900	424,982
	Kamigumi Co., Ltd.	6,400	112,675
	Kandenko Co., Ltd.	8,900	74,476
	Kaneka Corp.	7,200	186,230
	Kawasaki Heavy Industries, Ltd.	15,400	232,695
	Kinden Corp.	7,000	112,638
	Kobe Steel, Ltd.	31,600	105,689
	Kokuyo Co., Ltd.	5,300	64,797
	Komatsu, Ltd.	28,700	543,030
	Konica Minolta, Inc.	47,400	183,420
	K’s Holdings Corp.	13,800	150,345
	Kuraray Co., Ltd.	35,100	351,125
	Kyocera Corp.	6,000	320,582
	Kyushu Financial Group, Inc.	5,550	23,414
	Lintec Corp.	400	8,584
	LIXIL Group Corp.	23,100	277,101
	Mabuchi Motor Co., Ltd.	2,700	83,606
	Maeda Corp.	1,100	8,823
	Maeda Road Construction Co., Ltd.	2,400	44,433
	Marubeni Corp.	65,800	316,882
	Mazda Motor Corp.	56,800	321,110
	Mebuki Financial Group, Inc.	28,540	59,953
	Medipal Holdings Corp.	8,800	169,762
	Mitsubishi Chemical Holdings Corp.	105,400	599,051
	Mitsubishi Corp.	52,600	1,115,540
	Mitsubishi Gas Chemical Co., Inc.	16,700	204,589
	Mitsubishi Heavy Industries, Ltd.	19,200	492,358
#	Mitsubishi Logistics Corp.	2,599	57,384
	Mitsubishi Materials Corp.	11,500	235,547
	Mitsubishi Motors Corp.	69,100	195,821
	Mitsubishi UFJ Financial Group, Inc.	386,000	1,559,440
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	220,607
	Mitsui & Co., Ltd.	36,100	503,896
	Mitsui Chemicals, Inc.	19,900	390,697
	Mitsui Fudosan Co., Ltd.	23,500	432,093
	Mitsui OSK Lines, Ltd.	10,600	183,853
	Mizuho Financial Group, Inc.	736,200	857,245
	MS&AD Insurance Group Holdings, Inc.	16,650	479,688
	Nagase & Co., Ltd.	7,600	91,418
	NEC Corp.	11,100	425,960
	NGK Insulators, Ltd.	19,900	260,348
	NGK Spark Plug Co., Ltd.	14,700	220,091

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NH Foods, Ltd.	9,100	$323,014
	NHK Spring Co., Ltd.	19,400	128,366
	Nikon Corp.	29,700	276,264
	Nippo Corp.	5,000	112,443
	Nippon Express Co., Ltd.	7,600	371,200
	Nippon Kayaku Co., Ltd.	6,000	58,044
	Nippon Paper Industries Co., Ltd.	8,000	114,243
	Nippon Shokubai Co., Ltd.	3,200	151,124
	Nippon Steel Corp.	52,518	441,867
	Nippon Yusen K.K	14,500	190,871
	Nipro Corp.	7,700	86,122
	Nissan Motor Co., Ltd.	143,300	487,763
	Nitto Denko Corp.	1,000	49,953
	NOK Corp.	9,000	104,813
	Nomura Holdings, Inc.	113,200	469,736
	Nomura Real Estate Holdings, Inc.	12,900	209,757
	NSK, Ltd.	35,700	247,103
	Obayashi Corp.	70,100	612,716
	Oji Holdings Corp.	93,000	472,207
	ORIX Corp.	72,600	854,320
	Panasonic Corp.	50,100	381,912
	Rengo Co., Ltd.	20,300	158,151
	Resona Holdings, Inc.	74,000	231,105
	Ricoh Co., Ltd.	64,300	438,300
	Rohm Co., Ltd.	3,500	221,283
	Sankyo Co., Ltd.	1,800	49,422
	SBI Holdings, Inc.	6,500	121,403
	Sega Sammy Holdings, Inc.	3,400	41,184
	Seibu Holdings, Inc.	10,800	129,569
	Seiko Epson Corp.	27,200	308,872
	Seino Holdings Co., Ltd.	7,900	94,050
	Sekisui House, Ltd.	29,100	499,202
	Shimamura Co., Ltd.	1,900	119,788
	Shimizu Corp.	58,900	452,356
*	Shinsei Bank, Ltd.	5,500	66,346
	Shizuoka Bank, Ltd. (The)	13,000	78,926
	Showa Denko K.K	10,600	232,012
	SoftBank Group Corp.	60,800	2,606,046
	Sojitz Corp.	89,970	208,221
	Sompo Holdings, Inc.	18,997	616,177
	Subaru Corp.	11,300	226,164
	Sumitomo Bakelite Co., Ltd.	1,400	36,160
	Sumitomo Chemical Co., Ltd.	160,700	492,899
	Sumitomo Corp.	48,500	548,641
	Sumitomo Electric Industries, Ltd.	71,600	736,653
	Sumitomo Forestry Co., Ltd.	11,400	140,837
	Sumitomo Heavy Industries, Ltd.	12,100	254,997
	Sumitomo Metal Mining Co., Ltd.	18,300	456,091
	Sumitomo Mitsui Financial Group, Inc.	65,900	1,732,987
	Sumitomo Mitsui Trust Holdings, Inc.	11,503	334,930
	Sumitomo Realty & Development Co., Ltd.	2,700	72,313
	Sumitomo Rubber Industries, Ltd.	17,500	169,864
	Suzuken Co., Ltd.	5,100	196,546
	Suzuki Motor Corp.	11,000	351,068
	T&D Holdings, Inc.	51,000	440,832
	Taiheiyo Cement Corp.	12,600	247,349
	Taisei Corp.	10,600	330,424
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	81,219
	Takashimaya Co., Ltd.	10,999	99,400

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co., Ltd.	3,167	$114,207
	TDK Corp.	2,400	206,898
	Teijin, Ltd.	18,500	295,033
	THK Co., Ltd.	1,400	33,467
#	Toda Corp.	12,000	69,709
	Toho Holdings Co., Ltd.	4,600	95,266
#	Tokai Carbon Co., Ltd.	13,400	110,813
	Tokio Marine Holdings, Inc.	1,400	65,682
	Tokyo Tatemono Co., Ltd.	17,400	195,691
	Tokyu Fudosan Holdings Corp.	70,500	344,901
	Toppan Printing Co., Ltd.	10,000	148,551
	Toray Industries, Inc.	106,900	490,105
	Tosoh Corp.	26,000	317,765
	Toyo Seikan Group Holdings, Ltd.	11,800	119,710
	Toyo Tire Corp.	7,100	83,136
	Toyoda Gosei Co., Ltd.	6,400	119,202
	Toyota Boshoku Corp.	5,200	64,921
	Toyota Industries Corp.	5,900	296,968
	Toyota Motor Corp.	106,770	6,601,254
	Toyota Tsusho Corp.	13,300	316,596
	TS Tech Co., Ltd.	4,700	127,439
	Tsumura & Co.	2,200	60,857
	Ube Industries, Ltd.	10,600	177,756
	Wacoal Holdings Corp.	1,800	36,304
	Yamada Denki Co., Ltd.	40,900	193,954
	Yamaguchi Financial Group, Inc.	2,800	15,090
	Yamaha Motor Co., Ltd.	25,400	326,791
	Yamazaki Baking Co., Ltd.	1,400	24,758
	Yokohama Rubber Co., Ltd. (The)	11,900	151,355
	Zeon Corp.	13,700	120,042

TOTAL JAPAN			62,510,245

NETHERLANDS — (3.4%)
	ABN AMRO Bank NV	29,120	223,948
#	Aegon NV	127,305	329,293
	ArcelorMittal SA	13,988	152,790
#	ArcelorMittal SA	33,843	371,592
#	Coca-Cola European Partners P.L.C	2,309	92,216
#	ING Groep NV, Sponsored ADR	18,092	99,506
	ING Groep NV	114,815	643,284
#	Koninklijke Ahold Delhaize NV	114,386	2,777,343
	Koninklijke DSM NV	17,896	2,193,367
	Koninklijke Philips NV	34,469	1,502,589
	Koninklijke Philips NV	2,641	115,966
#	Koninklijke Vopak NV	6,815	392,045
	NN Group NV	15,454	447,046
	Randstad NV	11,237	452,239

TOTAL NETHERLANDS			9,793,224

NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	29,255	23,887
	Auckland International Airport, Ltd.	61,071	225,522
	EBOS Group, Ltd.	11,230	151,672
#	Fletcher Building, Ltd.	58,153	130,292
#*	Fonterra Co-operative Group, Ltd.	4,334	9,735
	Ryman Healthcare, Ltd.	6,929	50,546

TOTAL NEW ZEALAND			591,654

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.8%)
	Austevoll Seafood ASA	496	$3,864
	DNB ASA	64,001	774,918
	Equinor ASA	28,322	392,169
	Norsk Hydro ASA	127,154	322,572
	SpareBank 1 SR-Bank ASA	10,821	68,716
	Storebrand ASA	27,367	137,378
*	Subsea 7 SA	23,150	127,074
	Yara International ASA	8,889	301,910

TOTAL NORWAY			2,128,601

PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	12,643	155,006

TOTAL PORTUGAL			155,006

SINGAPORE — (1.1%)
	CapitaLand, Ltd.	225,500	478,458
	City Developments, Ltd.	40,600	226,944
	Frasers Property, Ltd.	23,600	20,504
	Hongkong Land Holdings, Ltd.	54,500	227,981
	Jardine Cycle & Carriage, Ltd.	8,400	119,430
	Keppel Corp., Ltd.	182,400	770,042
	Olam International, Ltd.	53,900	57,066
	Oversea-Chinese Banking Corp., Ltd.	81,998	523,173
	Singapore Airlines, Ltd.	67,000	289,725
	United Industrial Corp., Ltd.	13,400	21,389
	UOL Group, Ltd.	23,399	112,541
	Wilmar International, Ltd.	81,800	205,995
	Yangzijiang Shipbuilding Holdings Ltd.	26,700	18,515

TOTAL SINGAPORE			3,071,763

SPAIN — (1.8%)
	Banco Bilbao Vizcaya Argentaria SA	267,112	873,130
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	42,037	134,518
	Banco de Sabadell SA	408,414	169,327
	Banco Santander SA	1,437,562	3,212,070
	Bankia SA	48,854	49,716
	CaixaBank SA	112,747	202,846
	Naturgy Energy Group SA	10,100	178,442
	Repsol SA	32,657	296,422

TOTAL SPAIN			5,116,471

SWEDEN — (2.5%)
	BillerudKorsnas AB	15,047	189,698
#	Boliden AB	27,615	556,647
*	Dometic Group AB	16,857	112,661
	Getinge AB, Class B	15,745	301,789
	Holmen AB, Class B	9,624	276,114
	Husqvarna AB, Class B	10,631	63,970
	ICA Gruppen AB	4,635	202,806
#	Intrum AB	6,391	97,420
	Millicom International Cellular SA	5,562	144,535
*	Pandox AB	3,484	36,917
	Peab AB, Class B	13,729	104,587
#*	Saab AB, Class B	4,297	98,015
	Skandinaviska Enskilda Banken AB, Class A	102,385	842,880
	SKF AB, Class B	35,749	564,248

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class A	9,099	$21,857
*	SSAB AB, Class B	36,937	85,369
*	Svenska Cellulosa AB SCA, Class A	318	3,410
*	Svenska Cellulosa AB SCA, Class B	40,820	432,966
*	Svenska Handelsbanken AB, Class A	51,702	471,902
	Swedbank AB, Class A	37,607	445,046
	Telia Co. AB	175,120	608,886
*	Trelleborg AB, Class B	21,385	272,315
	Volvo AB, Class A	12,038	153,885
	Volvo AB, Class B	84,059	1,077,179

TOTAL SWEDEN			7,165,102

SWITZERLAND — (9.8%)
	ABB, Ltd.	108,819	2,065,632
	Adecco Group AG	18,991	831,059
#*	Alcon, Inc.	10,147	535,842
*	Alcon, Inc.	3,741	197,449
	Baloise Holding AG	3,212	480,571
	Banque Cantonale Vaudoise	113	99,776
	Barry Callebaut AG	25	48,951
	Chocoladefabriken Lindt & Spruengli AG	1	83,956
	Cie Financiere Richemont SA	31,128	1,765,998
	Clariant AG	4,035	74,590
	Credit Suisse Group AG	50,891	464,667
	Credit Suisse Group AG, Sponsored ADR	11,064	100,019
*	Flughafen Zurich AG	496	61,339
	Helvetia Holding AG	1,140	103,917
	Julius Baer Group, Ltd.	18,443	724,352
	LafargeHolcim, Ltd.	23,361	970,251
	LafargeHolcim, Ltd.	8,340	348,758
	Lonza Group AG	6,887	3,007,316
	Novartis AG, Sponsored ADR	56,526	4,789,448
	Novartis AG	19,222	1,640,376
	Swatch Group AG (The)	2,302	461,923
	Swatch Group AG (The)	4,275	166,201
	Swiss Life Holding AG	2,132	756,057
	Swiss Prime Site AG	2,133	203,075
#	Swiss Re AG	8,472	615,629
	Swisscom AG	2,547	1,323,400
	UBS Group AG	128,899	1,380,185
#*	UBS Group AG	61,485	661,579
	Vifor Pharma AG	2,717	407,615
	Zurich Insurance Group AG	11,124	3,526,912

TOTAL SWITZERLAND			27,896,843

UNITED KINGDOM — (12.2%)
	3i Group P.L.C.	50,719	498,256
	Anglo American P.L.C.	78,278	1,392,178
	Antofagasta P.L.C.	5,469	56,002
	Aviva P.L.C.	443,489	1,341,168
#	Barclays P.L.C., Sponsored ADR	196,242	1,038,120
	Barratt Developments P.L.C.	82,987	541,022
	Bellway P.L.C.	1,357	45,407
#	BP P.L.C., Sponsored ADR	99,837	2,376,118
	BP P.L.C.	150,526	593,135
#	British American Tobacco P.L.C., Sponsored ADR	14,611	557,410
	British American Tobacco P.L.C.	89,371	3,444,735
	Carnival P.L.C.	7,140	98,391

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Glencore P.L.C.	759,106	$1,422,139
GVC Holdings P.L.C.	10,609	100,699
# HSBC Holdings P.L.C., Sponsored ADR	132,381	3,406,163
Informa P.L.C.	11,550	63,801
Investec P.L.C.	57,703	118,427
J Sainsbury P.L.C.	209,983	522,604
Kingfisher P.L.C.	188,068	373,088
Lloyds Banking Group P.L.C.	3,121,380	1,262,935
# Lloyds Banking Group P.L.C., ADR	608,371	955,143
M&G P.L.C.	9,488	15,729
Melrose Industries P.L.C.	147,173	183,952
* Ninety One P.L.C.	28,851	61,666
Pearson P.L.C.	12,532	72,268
Pearson P.L.C., Sponsored ADR	18,039	105,709
Phoenix Group Holdings P.L.C.	29,956	227,316
Royal Bank of Scotland Group P.L.C.	23,998	33,480
Royal Bank of Scotland Group P.L.C., Sponsored ADR	91,424	258,730
# Royal Dutch Shell P.L.C., Sponsored ADR, Class A	85,104	2,819,495
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	133,475	4,267,196
Royal Dutch Shell P.L.C., Class B	36,847	589,870
Standard Chartered P.L.C.	99,248	507,126
Standard Life Aberdeen P.L.C.	175,855	487,058
Tesco P.L.C.	6,559	19,400
Vodafone Group P.L.C.	1,569,855	2,214,553
Vodafone Group P.L.C., Sponsored ADR	63,098	892,203
Whitbread P.L.C.	6,199	232,541
Wm Morrison Supermarkets P.L.C.	223,236	513,035
WPP P.L.C.	120,592	935,688

TOTAL UNITED KINGDOM		34,643,956

UNITED STATES — (0.0%)
# Ovintiv, Inc.	14,354	90,863

TOTAL COMMON STOCKS		260,849,243

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Bayerische Motoren Werke AG	5,480	257,046
Porsche Automobil Holding SE	7,818	394,760
Volkswagen AG	18,370	2,555,839

TOTAL GERMANY		3,207,645

TOTAL INVESTMENT SECURITIES (Cost $354,816,175)		264,056,888

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	1,777,832	20,571,299

TOTAL INVESTMENTS — (100.0%) (Cost $375,379,867)		$284,628,187

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of April 30, 2020, VA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	06/19/20	$726,911	$725,600	$(1,311)

Total Futures Contracts			$726,911	$725,600	$(1,311)

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$491,253	$15,058,310	—	$15,549,563
Austria	—	187,790	—	187,790
Belgium	—	2,125,659	—	2,125,659
Canada	22,240,617	—	—	22,240,617
Denmark	—	5,821,550	—	5,821,550
Finland	—	1,792,621	—	1,792,621
France	—	23,992,770	—	23,992,770
Germany	354,554	19,549,896	—	19,904,450
Hong Kong	—	8,528,842	—	8,528,842
Ireland	817,336	626,708	—	1,444,044
Israel	508,797	938,163	—	1,446,960
Italy	281,511	4,369,138	—	4,650,649
Japan	—	62,510,245	—	62,510,245
Netherlands	587,064	9,206,160	—	9,793,224
New Zealand	—	591,654	—	591,654
Norway	—	2,128,601	—	2,128,601
Portugal	—	155,006	—	155,006
Singapore	—	3,071,763	—	3,071,763
Spain	134,518	4,981,953	—	5,116,471
Sweden	—	7,165,102	—	7,165,102
Switzerland	6,086,888	21,809,955	—	27,896,843
United Kingdom	16,737,953	17,906,003	—	34,643,956
United States	90,863	—	—	90,863
Preferred Stocks
Germany	—	3,207,645	—	3,207,645
Securities Lending Collateral	—	20,571,299	—	20,571,299
Futures Contracts**	(1,311)	—	—	(1,311)

TOTAL	$48,330,043	$236,296,833	—	$284,626,876

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.9%)
*	3P Learning, Ltd.	16,910	$8,163
	A2B Australia, Ltd.	9,538	4,867
	Accent Group, Ltd.	35,134	26,465
	Adairs, Ltd.	9,893	10,057
#	Adelaide Brighton, Ltd.	41,040	72,291
*	Ainsworth Game Technology, Ltd.	21,326	6,001
#*	Alkane Resources, Ltd.	52,288	24,884
	Alliance Aviation Services, Ltd.	13,267	18,197
	ALS, Ltd.	20,368	88,944
	Altium, Ltd.	3,741	82,120
	AMA Group, Ltd.	67,163	18,358
*	Amaysim Australia, Ltd.	36,044	7,381
	Ansell, Ltd.	14,500	267,412
	AP Eagers, Ltd.	18,350	60,721
	ARB Corp., Ltd.	8,492	83,394
*	Ardent Leisure Group, Ltd.	72,872	16,922
	Asaleo Care, Ltd.	38,434	25,726
	AUB Group, Ltd.	8,931	67,685
#	Aurelia Metals, Ltd.	107,681	22,350
	Austal, Ltd.	53,523	117,191
*	Australian Agricultural Co., Ltd.	47,194	35,555
	Australian Finance Group, Ltd.	19,471	19,594
	Australian Pharmaceutical Industries, Ltd.	52,628	39,895
	Auswide Bank, Ltd.	3,989	11,278
	AVJennings, Ltd.	30,044	7,687
	Baby Bunting Group, Ltd.	11,255	19,753
	Bank of Queensland, Ltd.	60,906	205,365
	Bapcor, Ltd.	49,670	158,158
	Beach Energy, Ltd.	77,274	75,323
#	Bega Cheese, Ltd.	32,619	102,126
	Bendigo & Adelaide Bank, Ltd.	18,114	76,643
	Bingo Industries, Ltd.	65,946	99,875
	Blackmores, Ltd.	1,296	63,613
#*	Blue Sky Alternative Investments, Ltd.	3,762	85
	Boral, Ltd.	66,007	128,284
	Bravura Solutions, Ltd.	27,141	84,752
	Breville Group, Ltd.	10,783	122,023
	Brickworks, Ltd.	8,872	78,301
	BWX, Ltd.	9,941	23,176
#*	Byron Energy, Ltd.	58,539	5,489
#	Capitol Health, Ltd.	65,386	8,416
#*	Cardno, Ltd.	35,915	5,831
#*	Carnarvon Petroleum, Ltd.	130,441	15,946
	Carsales.com, Ltd.	23,675	216,574
*	Cash Converters International, Ltd.	15,875	1,582
*	Castile Resources, Ltd.	9,175	987
	Cedar Woods Properties, Ltd.	8,866	24,297
	Challenger, Ltd.	4,273	13,609
*	Champion Iron, Ltd.	15,408	19,817
	Citadel Group, Ltd. (The)	6,304	14,028
	City Chic Collective, Ltd.	12,807	19,360
	Class, Ltd.	7,230	6,491
	Cleanaway Waste Management, Ltd.	186,130	224,570
*	ClearView Wealth, Ltd.	24,888	3,275
#	Clinuvel Pharmaceuticals, Ltd.	4,767	67,529

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Clover Corp., Ltd.	15,168	$20,623
	Codan, Ltd.	17,350	72,989
#	Collection House, Ltd.	19,602	13,859
	Collins Foods, Ltd.	15,075	71,690
#*	Cooper Energy, Ltd.	248,890	69,179
#	Corporate Travel Management, Ltd.	7,738	63,345
	Costa Group Holdings, Ltd.	44,436	83,004
#	Credit Corp. Group, Ltd.	6,882	73,287
	Credit Corp. Group, Ltd.	1,204	9,807
	CSR, Ltd.	67,630	162,544
*	CuDeco, Ltd.	4,262	122
*	Dacian Gold, Ltd.	9,935	2,301
	Data#3, Ltd.	15,953	39,810
	Decmil Group, Ltd.	17,170	2,464
	Dicker Data, Ltd.	5,119	23,240
	Domain Holdings Australia, Ltd.	28,461	48,194
	Downer EDI, Ltd.	36,092	97,092
*	Eclipx Group, Ltd.	44,716	20,838
	Elanor Investor Group	2,855	1,684
	Elders, Ltd.	21,313	119,498
*	Electro Optic Systems Holdings, Ltd.	7,654	23,055
#*	Emeco Holdings, Ltd.	37,392	28,175
*	EML Payments, Ltd.	20,446	36,925
*	Energy World Corp., Ltd.	50,545	2,368
	EQT Holdings, Ltd.	2,000	27,932
	Estia Health, Ltd.	28,335	27,460
#	EVENT Hospitality and Entertainment, Ltd.	9,512	47,556
*	FAR, Ltd.	910,908	9,965
*	Fleetwood Corp., Ltd.	9,756	9,391
	FlexiGroup, Ltd.	35,882	20,957
	Flight Centre Travel Group, Ltd.	7,528	53,351
#	Freedom Foods Group, Ltd.	11,266	31,575
#	G8 Education, Ltd.	106,766	59,872
#*	Galaxy Resources, Ltd.	39,774	19,512
*	Gascoyne Resources, Ltd.	29,553	141
	Genworth Mortgage Insurance Australia, Ltd.	33,243	45,957
*	Gold Road Resources, Ltd.	79,307	80,984
*	GrainCorp, Ltd., Class A	31,517	72,375
	GUD Holdings, Ltd.	11,742	69,700
#	GWA Group, Ltd.	32,056	57,539
	Hansen Technologies, Ltd.	24,768	45,038
	Healius, Ltd.	74,640	124,839
#	Helloworld Travel, Ltd.	5,594	6,303
*	Highfield Resources, Ltd.	21,161	4,861
	HT&E, Ltd.	38,557	28,020
	HUB24, Ltd.	6,363	40,010
	IGO, Ltd.	57,749	175,192
	Iluka Resources, Ltd.	34,764	172,431
	Imdex, Ltd.	48,773	33,799
	Infigen Energy	164,306	62,872
	Infomedia, Ltd.	33,864	35,394
	Inghams Group, Ltd.	20,841	47,217
*	Intega Group, Ltd.	35,915	6,298
	Integral Diagnostics, Ltd.	18,392	38,620
#	Integrated Research, Ltd.	11,699	23,839
#	InvoCare, Ltd.	15,669	104,785
	IOOF Holdings, Ltd.	40,436	112,888
	IPH, Ltd.	24,078	115,162
	IRESS, Ltd.	16,175	117,983

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	iSelect, Ltd.	28,342	$4,203
#*	iSentia Group, Ltd.	23,190	2,228
	IVE Group, Ltd.	8,273	3,561
	Japara Healthcare, Ltd.	25,811	8,342
#	JB Hi-Fi, Ltd.	11,799	266,745
	Johns Lyng Group, Ltd.	6,936	10,894
#	Jumbo Interactive, Ltd.	3,461	27,185
	Jupiter Mines, Ltd.	181,844	31,947
#*	Karoon Energy, Ltd.	79,446	28,017
*	Kingsgate Consolidated, Ltd.	11,507	3,016
	Kogan.com, Ltd.	3,868	19,956
	Lifestyle Communities, Ltd.	11,551	55,964
	Link Administration Holdings, Ltd.	47,115	114,962
	Lovisa Holdings, Ltd.	6,087	29,031
#*	Lynas Corp., Ltd.	110,772	124,025
	MACA, Ltd.	34,411	16,408
	Macmahon Holdings, Ltd.	161,782	23,164
*	Macquarie Telecom Group, Ltd.	559	9,837
*	Mayne Pharma Group, Ltd.	168,566	45,017
	McMillan Shakespeare, Ltd.	9,141	39,486
	McPherson’s, Ltd.	6,747	11,508
*	Medusa Mining, Ltd.	15,386	6,691
#*	Mesoblast, Ltd.	32,924	70,273
#*	Metals X, Ltd.	120,257	6,191
	Metcash, Ltd.	123,655	199,448
	Michael Hill International, Ltd.	19,759	4,500
	Mineral Resources, Ltd.	17,998	193,980
#*	MMA Offshore, Ltd.	92,224	4,734
#	MNF Group, Ltd.	4,922	14,833
	Moelis Australia, Ltd.	2,314	3,448
#	Monadelphous Group, Ltd.	10,506	76,372
	Monash IVF Group, Ltd.	17,197	6,591
	Monash IVF Group, Ltd.	11,239	4,358
#	Money3 Corp., Ltd.	25,140	25,779
	Mortgage Choice, Ltd.	10,500	4,704
	Mosaic Brands, Ltd.	7,861	2,901
	Mount Gibson Iron, Ltd.	105,077	42,992
#*	Myer Holdings, Ltd.	91,183	11,720
	MyState, Ltd.	10,891	27,748
	Navigator Global Investments, Ltd.	15,251	12,884
	Netwealth Group, Ltd.	6,704	32,844
	New Energy Solar, Ltd.	13,104	8,936
	New Hope Corp., Ltd.	36,391	36,372
*	NEXTDC, Ltd.	36,933	210,768
	nib holdings, Ltd.	50,683	161,969
#	Nick Scali, Ltd.	5,776	17,186
	Nine Entertainment Co. Holdings, Ltd.	203,828	187,497
	NRW Holdings, Ltd.	65,169	71,292
*	Nufarm, Ltd.	35,467	120,453
#	OFX Group, Ltd.	28,697	22,890
	OM Holdings, Ltd.	27,595	6,232
	Omni Bridgeway, Ltd.	29,535	77,030
*	Onevue Holdings, Ltd.	23,091	3,380
	oOh!media, Ltd.	67,577	44,725
#*	Orocobre, Ltd.	2,432	3,530
	Orora, Ltd.	134,292	223,175
	OZ Minerals, Ltd.	45,525	262,416
	Pacific Current Group, Ltd.	4,475	14,115
*	Pact Group Holdings, Ltd.	26,672	32,993

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Panoramic Resources, Ltd.	81,237	$6,353
	Peet, Ltd.	49,105	23,473
	Pendal Group, Ltd.	36,520	129,699
	Perenti Global, Ltd.	95,093	55,913
#	Perpetual, Ltd.	7,534	146,450
*	Perseus Mining, Ltd.	143,232	86,560
*	Pilbara Minerals, Ltd.	31,495	4,424
	Platinum Asset Management, Ltd.	29,052	65,603
#*	Praemium, Ltd.	25,426	5,903
	Premier Investments, Ltd.	12,165	121,919
*	Prime Media Group, Ltd.	30,543	1,960
	Pro Medicus, Ltd.	5,198	87,490
	Propel Funeral Partners, Ltd.	9,914	17,423
	PSC Insurance Group, Ltd.	4,598	7,033
	PWR Holdings, Ltd.	6,539	16,362
	Ramelius Resources, Ltd.	72,242	61,385
	Reckon, Ltd.	1,448	565
	Regis Healthcare, Ltd.	16,349	15,803
	Regis Resources, Ltd.	55,259	158,006
*	Reject Shop, Ltd. (The)	1,897	4,431
	Reliance Worldwide Corp., Ltd.	91,108	160,282
#*	Resolute Mining, Ltd.	145,629	86,764
#	Rhipe, Ltd.	13,642	15,161
	Ridley Corp., Ltd.	33,998	15,639
*	RPMGlobal Holdings, Ltd.	21,479	13,789
	Salmat, Ltd.	3,642	1,873
	Sandfire Resources, Ltd.	25,456	73,880
*	Saracen Mineral Holdings, Ltd.	119,445	327,589
	SeaLink Travel Group, Ltd.	12,472	29,196
	Select Harvests, Ltd.	14,912	70,095
*	Senex Energy, Ltd.	191,723	26,412
	Servcorp, Ltd.	6,297	10,707
	Service Stream, Ltd.	41,543	52,858
*	Seven West Media, Ltd.	118,278	6,506
	SG Fleet Group, Ltd.	9,631	8,379
	Sigma Healthcare, Ltd.	161,490	63,393
*	Silver Lake Resources, Ltd.	101,851	125,799
	Sims, Ltd.	22,597	101,584
	SmartGroup Corp., Ltd.	17,749	62,041
*	SolGold P.L.C.	16,846	5,808
	Southern Cross Media Group, Ltd.	296,480	26,780
	Spark Infrastructure Group	190,585	234,076
#	SpeedCast International, Ltd.	29,981	15,434
	St Barbara, Ltd.	75,663	124,537
	Star Entertainment Grp, Ltd. (The)	99,549	195,162
	Steadfast Group, Ltd.	90,014	177,749
	Sunland Group, Ltd.	14,139	10,786
	Super Retail Group, Ltd.	18,971	77,397
#*	Superloop, Ltd.	31,577	16,063
#*	Syrah Resources, Ltd.	42,059	6,296
	Tassal Group, Ltd.	33,405	81,481
	Technology One, Ltd.	22,548	138,322
*	Thorn Group, Ltd.	15,487	1,413
*	Tiger Resources, Ltd.	149,819	28
*	Troy Resources, Ltd.	3,735	186
*	United Malt Grp, Ltd.	31,517	87,492
	Village Roadshow, Ltd.	17,891	26,006
	Virgin Australia Holdings, Ltd.	110,192	0
#*	Virgin Australia Holdings, Ltd.	130,547	9,295

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Virtus Health, Ltd.	12,419	$24,722
	Vita Group, Ltd.	20,059	14,162
*	Vocus Group, Ltd.	82,488	163,753
#*	Wagners Holding Co., Ltd.	8,025	5,151
#	Webjet, Ltd.	38,425	75,340
	Western Areas, Ltd.	45,080	63,545
*	Westgold Resources, Ltd.	36,700	48,214
#	Whitehaven Coal, Ltd.	105,831	124,898
	WPP AUNZ, Ltd.	38,883	6,272

TOTAL AUSTRALIA			13,206,843

AUSTRIA — (1.3%)
	Agrana Beteiligungs AG	2,144	39,446
	ANDRITZ AG	7,864	258,391
	Atrium European Real Estate, Ltd.	20,363	55,997
#	Austria Technologie & Systemtechnik AG	3,883	66,928
	CA Immobilien Anlagen AG	8,156	258,931
	DO & CO AG	994	49,582
	EVN AG	5,844	91,319
#	FACC AG	2,374	19,016
#	Flughafen Wien AG	307	8,959
	IMMOFINANZ AG	10,232	188,934
	Kapsch TrafficCom AG	757	14,775
#	Lenzing AG	1,530	87,449
	Mayr Melnhof Karton AG	1,074	147,544
	Oberbank AG	414	38,101
#	Oesterreichische Post AG	3,336	125,719
	Palfinger AG	2,245	48,516
#	POLYTEC Holding AG	1,603	9,066
#	Porr AG	1,717	29,535
	Raiffeisen Bank International AG	1,658	28,617
#	Rosenbauer International AG	346	12,223
	S IMMO AG	7,081	131,479
#	S&T AG	5,640	124,216
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	41,306
#*	Semperit AG Holding	1,085	13,499
	Strabag SE	1,862	52,130
	Telekom Austria AG	18,718	131,692
	UBM Development AG	812	31,889
	UNIQA Insurance Group AG	20,211	136,263
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,713	114,193
#	voestalpine AG	14,745	305,605
	Wienerberger AG	10,988	205,798
*	Zumtobel Group AG	5,328	34,417

TOTAL AUSTRIA			2,901,535

BELGIUM — (1.6%)
	Ackermans & van Haaren NV	2,838	376,142
*	AGFA-Gevaert NV	20,629	81,718
*	Argenx SE	703	105,928
	Atenor	427	32,048
	Banque Nationale de Belgique	20	44,685
	Barco NV	1,349	215,198
	Bekaert SA	4,826	102,025
#*	Biocartis NV	3,596	19,650
	bpost SA	9,364	65,338
#*	Celyad SA	590	5,479
	Cie d’Entreprises CFE	891	69,152

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	10,393	$15,828
	D’ieteren SA	3,587	179,760
	Econocom Group SA	14,168	27,269
#	Elia Group SA	3,600	413,938
	Euronav NV	19,147	213,856
*	Euronav NV	4,581	48,971
	EVS Broadcast Equipment SA	1,783	27,240
*	Exmar NV	4,511	22,013
	Fagron	5,955	134,273
	Gimv NV	3,082	169,324
*	Greenyard NV	1,806	10,133
	Immobel SA	570	43,020
#*	Ion Beam Applications	2,603	21,591
	Jensen-Group NV	507	12,723
	Kinepolis Group NV	1,598	60,167
	Lotus Bakeries NV	33	100,244
#*	MDxHealth	6,303	6,077
	Melexis NV	1,773	107,839
	Ontex Group NV	10,163	185,323
	Orange Belgium SA	4,217	70,148
*	Oxurion NV	5,542	17,162
	Picanol	234	14,638
	Recticel SA	4,845	36,401
	Resilux	88	13,194
	Roularta Media Group NV	455	6,886
	Shurgard Self Storage SA	1,532	50,505
	Sioen Industries NV	1,850	38,858
	Sipef NV	638	31,036
	Telenet Group Holding NV	4,078	170,326
*	Tessenderlo Group SA	3,602	100,578
	Van de Velde NV	716	18,092
*	Viohalco SA	9,200	24,237

TOTAL BELGIUM			3,509,013

CANADA — (7.8%)
#*	5N Plus, Inc.	10,900	13,312
	Absolute Software Corp.	7,500	57,599
#	Acadian Timber Corp.	500	5,043
*	Advantage Oil & Gas, Ltd.	29,081	47,217
	Aecon Group, Inc.	8,691	95,467
#*	Africa Oil Corp.	54,929	42,619
#	AG Growth International, Inc.	1,967	37,363
	AGF Management, Ltd., Class B	10,933	33,774
*	Aimia, Inc.	21,900	39,648
	AirBoss of America Corp.	2,200	22,364
*	Alacer Gold Corp.	39,601	203,133
	Alamos Gold, Inc., Class A	49,444	398,193
#	Alaris Royalty Corp.	5,125	37,334
#*	Alcanna, Inc.	5,866	10,536
*	Alexco Resource Corp.	7,261	11,737
	Algoma Central Corp.	1,600	11,035
#*	Alio Gold, Inc.	5,135	3,504
	Altius Minerals Corp.	5,800	35,835
	Altus Group, Ltd.	3,800	114,741
*	Amerigo Resources, Ltd.	14,600	2,832
	Andrew Peller, Ltd., Class A	5,900	40,055
#	ARC Resources, Ltd.	50,415	212,605
*	Argonaut Gold, Inc.	25,712	26,784
*	Aritzia, Inc.	7,708	91,757

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Asanko Gold, Inc.	12,801	$14,438
#*	Athabasca Oil Corp.	58,945	6,140
*	ATS Automation Tooling Systems, Inc.	9,114	135,209
	AutoCanada, Inc.	2,934	13,806
	B2Gold Corp.	20,149	101,907
#	Badger Daylighting, Ltd.	4,309	93,644
#*	Baytex Energy Corp.	66,739	21,336
#	Birchcliff Energy, Ltd.	38,913	42,772
	Bird Construction, Inc.	3,138	11,678
*	Black Diamond Group, Ltd.	2,510	2,398
#*	BlackBerry, Ltd.	57,506	246,126
	BMTC Group, Inc.	850	4,098
#	Bonavista Energy Corp.	44,120	5,705
#	Bonterra Energy Corp.	3,561	3,147
	Boralex, Inc., Class A	11,076	214,446
	Bridgemarq Real Estate Services	700	5,135
	BRP, Inc.	1,124	33,640
#*	Calfrac Well Services, Ltd.	10,144	1,603
	Calian Group, Ltd.	600	19,570
	Cameco Corp.	20,200	201,192
	Canaccord Genuity Group, Inc.	14,896	57,681
	Canacol Energy, Ltd.	18,050	45,775
#*	Canada Goose Holdings, Inc.	900	21,465
#	Canadian Western Bank	12,118	191,788
*	Canfor Corp.	10,200	71,080
#	Canfor Pulp Products, Inc.	3,143	15,670
	CanWel Building Materials Group, Ltd.	4,700	11,818
	Capital Power Corp.	13,231	256,075
*	Capstone Mining Corp.	44,912	17,423
#	Cardinal Energy, Ltd.	13,363	5,472
	Cascades, Inc.	11,329	113,375
*	Celestica, Inc.	24,395	152,299
	Centerra Gold, Inc.	28,068	224,434
	Cervus Equipment Corp.	1,000	4,490
#	CES Energy Solutions Corp.	31,177	26,206
*	China Gold International Resources Corp., Ltd.	43,400	21,202
#	Cineplex, Inc.	6,952	83,107
	Clearwater Seafoods, Inc.	1,700	6,216
	Cogeco, Inc.	900	55,483
	Colliers International Group, Inc.	3,734	204,921
#	Computer Modelling Group, Ltd.	12,340	41,489
#*	Copper Mountain Mining Corp.	12,235	4,087
	Corby Spirit and Wine, Ltd.	900	10,533
	Corus Entertainment, Inc., Class B	24,296	55,331
#	Crescent Point Energy Corp.	20,700	28,850
#	Crescent Point Energy Corp.	41,343	57,467
*	Crew Energy, Inc.	22,528	4,370
*	CRH Medical Corp.	12,400	25,478
#*	Denison Mines Corp.	76,968	33,177
*	Descartes Systems Group, Inc. (The)	1,519	63,851
#*	DIRTT Environmental Solutions	7,700	9,183
	Dorel Industries, Inc., Class B	3,700	7,416
	DREAM Unlimited Corp., Class A	10,650	67,101
	Dundee Precious Metals, Inc.	18,655	86,979
	Echelon Financial Holdings, Inc.	100	412
	ECN Capital Corp.	41,322	117,261
	E-L Financial Corp., Ltd.	204	100,899
*	Eldorado Gold Corp.	26,734	254,864
	Element Fleet Management Corp.	40,522	298,977

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Endeavour Mining Corp.	7,831	$140,991
#*	Endeavour Silver Corp.	20,500	33,284
	Enerflex, Ltd.	10,336	38,984
#*	Energy Fuels, Inc.	5,331	9,459
	Enerplus Corp.	27,265	73,454
	Enghouse Systems, Ltd.	3,990	149,487
#	Ensign Energy Services, Inc.	23,650	10,534
*	Equinox Gold Corp.	2,317	19,359
	Equitable Group, Inc.	1,543	75,379
*	ERO Copper Corp.	5,689	65,066
*	Essential Energy Services Trust	11,693	1,176
	Evertz Technologies, Ltd.	3,302	35,773
#	Exchange Income Corp.	943	20,141
	Exco Technologies, Ltd.	4,600	21,547
*	EXFO, Inc.	3,030	7,545
#	Extendicare, Inc.	16,710	73,949
	Fiera Capital Corp.	8,500	54,959
	Finning International, Inc.	13,500	171,375
	Firm Capital Mortgage Investment Corp.	2,800	22,188
#*	First Majestic Silver Corp.	18,399	148,572
#*	First Mining Gold Corp.	27,500	4,445
	First National Financial Corp.	2,280	52,399
#*	Fission Uranium Corp.	56,500	12,786
#*	Fortuna Silver Mines, Inc.	20,248	60,804
*	Fortuna Silver Mines, Inc.	9,900	29,700
#	Freehold Royalties, Ltd.	11,649	31,216
	Frontera Energy Corp.	4,620	14,836
	Gamehost, Inc.	2,000	6,882
#*	GDI Integrated Facility Services, Inc.	1,200	25,027
*	Gear Energy, Ltd.	25,800	4,726
#	Genworth MI Canada, Inc.	5,170	127,472
	Gibson Energy, Inc.	10,001	142,476
*	Glacier Media, Inc.	1,800	440
#	GMP Capital, Inc.	2,541	2,373
#	goeasy, Ltd.	1,136	36,285
	GoldMoney, Inc.	6,800	12,897
#*	Gran Tierra Energy, Inc.	52,923	17,680
#*	Great Canadian Gaming Corp.	9,600	186,972
	Guardian Capital Group, Ltd., Class A	2,850	42,547
*	Guyana Goldfields, Inc.	20,243	9,017
	Hardwoods Distribution, Inc.	1,904	16,182
*	Headwater Exploration, Inc.	2,900	2,604
*	Heroux-Devtek, Inc.	6,300	50,646
	High Liner Foods, Inc.	2,300	10,542
*	Home Capital Group, Inc.	10,597	141,831
	Horizon North Logistics, Inc.	22,417	7,408
	Hudbay Minerals, Inc.	32,692	79,854
*	IAMGOLD Corp.	56,196	196,612
*	IBI Group, Inc.	2,900	8,896
#*	Imperial Metals Corp.	5,000	6,322
*	Indigo Books & Music, Inc.	850	1,295
	Information Services Corp.	900	9,214
	Innergex Renewable Energy, Inc.	13,910	186,673
*	Interfor Corp.	7,200	42,467
*	International Tower Hill Mines, Ltd.	1,260	570
*	Intertain Group, Ltd. (The)	2,200	18,936
	Intertape Polymer Group, Inc.	8,944	87,773
	Invesque, Inc.	4,300	12,126
*	IPL Plastics, Inc.	3,348	10,824

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Ivanhoe Mines, Ltd., Class A	69,262	$145,296
	Jamieson Wellness, Inc.	3,313	74,902
#	Just Energy Group, Inc.	16,955	7,796
	K-Bro Linen, Inc.	1,500	29,085
#*	Kelt Exploration, Ltd.	15,188	17,458
*	Kinaxis, Inc.	2,617	263,063
*	Kingsway Financial Services, Inc.	600	1,032
*	Knight Therapeutics, Inc.	14,616	79,705
	Labrador Iron Ore Royalty Corp.	7,000	99,271
*	Largo Resources, Ltd.	17,532	13,729
	Lassonde Industries, Inc., Class A	300	30,339
#	Laurentian Bank of Canada	7,200	160,816
	Leon’s Furniture, Ltd.	4,500	42,836
	Linamar Corp.	6,205	149,068
#	Lucara Diamond Corp.	52,607	19,653
*	Lundin Gold, Inc.	4,591	34,203
	Magellan Aerospace Corp.	2,400	11,052
*	Mainstreet Equity Corp.	600	24,997
*	Major Drilling Group International, Inc.	10,973	27,985
	Maple Leaf Foods, Inc.	7,325	134,866
	Martinrea International, Inc.	11,210	67,730
*	Mav Beauty Brands, Inc.	2,800	5,230
	Maverix Metals, Inc.	3,200	13,771
*	Maxim Power Corp.	1,300	1,961
#	Medical Facilities Corp.	5,100	16,158
*	MEG Energy Corp.	30,793	68,800
	Melcor Developments, Ltd.	500	2,511
#	Methanex Corp.	800	12,704
	Morguard Corp.	600	63,364
	Morneau Shepell, Inc.	5,601	135,403
#*	Mountain Province Diamonds, Inc.	15,600	4,931
#	MTY Food Group, Inc.	2,800	48,378
	Mullen Group, Ltd.	18,788	78,016
*	New Gold, Inc.	90,970	74,504
#	NFI Group, Inc.	4,553	52,074
	Norbord, Inc.	3,903	63,317
	North American Construction Group, Ltd.	3,900	19,781
	North West Co., Inc. (The)	2,581	48,766
#*	NuVista Energy, Ltd.	29,960	17,650
#*	Obsidian Energy, Ltd.	7,183	1,496
	OceanaGold Corp.	74,728	113,814
	Osisko Gold Royalties, Ltd.	12,398	113,203
*	Osisko Mining, Inc.	12,400	31,179
#*	Painted Pony Energy, Ltd.	15,407	6,973
	Pan American Silver Corp.	24,798	527,333
#*	Paramount Resources, Ltd., Class A	8,344	11,390
*	Parex Resources, Inc.	17,840	195,581
	Park Lawn Corp.	3,654	57,280
	Pason Systems, Inc.	8,052	43,790
#	Peyto Exploration & Development Corp.	19,559	39,494
*	Photon Control, Inc.	8,868	6,244
*	PHX Energy Services Corp.	3,600	1,759
	Pinnacle Renewable Energy, Inc.	2,300	11,550
	Pizza Pizza Royalty Corp.	6,500	40,720
*	Points International, Ltd.	761	7,495
*	Points International, Ltd.	1,750	17,080
	Polaris Infrastructure, Inc.	2,100	18,783
	Pollard Banknote, Ltd.	700	7,594
*	PolyMet Mining Corp.	10,894	2,896

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	PrairieSky Royalty, Ltd.	22,200	$162,359
#*	Precision Drilling Corp.	38,590	20,793
#*	Premier Gold Mines, Ltd.	31,724	39,429
#	Premium Brands Holdings Corp.	3,030	182,721
*	Pretium Resources, Inc.	17,500	133,643
*	Pulse Seismic, Inc.	3,900	2,298
	Quarterhill, Inc.	10,900	13,704
#*	Questerre Energy Corp., Class A	14,450	1,453
*	Real Matters, Inc.	3,600	41,277
#	Recipe Unlimited Corp.	2,200	20,942
	Reitmans Canada, Ltd., Class A	4,500	1,051
	Richelieu Hardware, Ltd.	7,769	147,572
	Rocky Mountain Dealerships, Inc.	1,300	4,109
#	Rogers Sugar, Inc.	12,650	42,532
*	Roxgold, Inc.	35,140	31,556
	Russel Metals, Inc.	8,500	92,087
*	Sabina Gold & Silver Corp.	36,019	50,718
#*	Sandstorm Gold, Ltd.	23,400	181,726
#	Savaria Corp.	5,600	46,065
*	Seabridge Gold, Inc.	2,000	28,004
	Secure Energy Services, Inc.	20,082	18,034
*	SEMAFO, Inc.	48,100	120,945
#*	Seven Generations Energy, Ltd., Class A	29,632	61,310
#	ShawCor, Ltd.	7,942	11,640
#	Sienna Senior Living, Inc.	8,177	77,837
*	Sierra Metals, Inc.	5,800	4,917
#*	Sierra Wireless, Inc.	5,200	48,789
#	Sleep Country Canada Holdings, Inc.	3,801	35,963
	SNC-Lavalin Group, Inc.	2,588	47,727
*	Spin Master Corp.	600	8,681
#	Sprott, Inc.	25,983	63,653
*	SSR Mining, Inc.	18,306	320,761
	Stantec, Inc.	11,545	340,308
#	Stelco Holdings, Inc.	3,500	16,545
	Stella-Jones, Inc.	5,365	133,744
*	Storm Resources, Ltd.	15,193	14,189
*	Stornoway Diamond Corp.	70,900	121
#*	SunOpta, Inc.	9,384	26,427
#	Superior Plus Corp.	18,414	130,702
#	Surge Energy, Inc.	40,298	8,106
*	Tamarack Valley Energy, Ltd.	25,980	14,932
#*	Taseko Mines, Ltd.	35,100	12,356
*	TeraGo, Inc.	400	1,681
*	Teranga Gold Corp.	11,800	81,721
#*	Tervita Corp.	742	1,701
	TFI International, Inc.	9,351	259,312
#	Tidewater Midstream and Infrastructure, Ltd.	35,300	14,455
	Timbercreek Financial Corp.	9,052	51,179
#*	TMAC Resources, Inc.	1,187	1,262
#	TORC Oil & Gas, Ltd.	20,774	16,716
*	Torex Gold Resources, Inc.	10,710	152,423
	Total Energy Services, Inc.	6,761	8,111
	Tourmaline Oil Corp.	21,098	209,169
	TransAlta Corp. 2901628	33,263	195,714
#	TransAlta Renewables, Inc.	15,283	165,133
	Transcontinental, Inc., Class A	13,225	119,808
	TransGlobe Energy Corp.	16,572	9,882
#*	Trevali Mining Corp.	49,000	3,696
#*	Trican Well Service, Ltd.	49,274	20,532

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Tricon Capital Group, Inc.	21,147	$122,906
*	Trisura Group, Ltd.	1,000	29,225
	Uni-Select, Inc.	6,255	19,143
#	Vermilion Energy, Inc.	9,634	47,410
	Vermilion Energy, Inc.	1,331	6,575
	Wajax Corp.	3,913	24,429
*	Wesdome Gold Mines Ltd.	20,679	158,366
	West Fraser Timber Co., Ltd.	6,637	184,717
#	Western Forest Products, Inc.	51,630	34,495
#	Westshore Terminals Investment Corp.	5,642	60,475
#	Whitecap Resources, Inc.	52,199	68,626
#*	WildBrain, Ltd.	12,570	7,947
	Winpak, Ltd.	4,500	149,844
	Yamana Gold, Inc.	79,682	375,526
#*	Yangarra Resources, Ltd.	6,942	2,494
*	Yellow Pages, Ltd.	2,040	13,835
	Zenith Capital Corp.	1,300	76

TOTAL CANADA			17,309,324

CHINA — (0.1%)
	CITIC Telecom International Holdings, Ltd.	154,000	56,986
*	Hanfeng Evergreen, Inc.	2,400	0
	K Wah International Holdings, Ltd.	85,000	38,949
*	Leyou Technologies Holdings, Ltd.	110,000	32,797
	SITC International Holdings Co., Ltd.	135,000	133,361
	TK Group Holdings, Ltd.	30,000	9,268

TOTAL CHINA			271,361

DENMARK — (2.0%)
*	Agat Ejendomme A.S.	5,947	1,720
*	ALK-Abello A.S.	728	185,188
	Alm Brand A.S.	9,028	70,747
	Ambu A.S., Class B	13,434	420,783
#*	Bang & Olufsen A.S.	4,667	14,533
*	Bavarian Nordic A.S.	5,952	140,240
*	Brodrene Hartmann A.S.	204	8,962
*	Columbus A.S.	6,761	7,465
*	D/S Norden A.S.	4,596	64,597
*	DFDS A.S.	3,765	95,576
*	Drilling Co. of 1972 A.S. (The)	941	22,140
*	FLSmidth & Co. A.S.	4,390	115,541
#*	H+H International A.S., Class B	2,539	33,361
#*	ISS A.S.	8,548	127,086
*	Jeudan A.S.	1,140	38,749
*	Jyske Bank A.S.	7,680	207,305
	Matas A.S.	5,259	35,666
*	Netcompany Group A.S.	1,621	83,745
*	Nilfisk Holding A.S.	3,104	43,966
#*	NKT A.S.	3,029	68,100
#	NNIT A.S.	1,779	30,456
	Pandora A.S.	9,824	349,327
*	Parken Sport & Entertainment A.S.	400	4,232
	Per Aarsleff Holding A.S.	2,371	69,615
	Ringkjoebing Landbobank A.S.	3,900	244,816
	Rockwool International A.S., Class A	214	41,573
	Rockwool International A.S., Class B	879	184,730
*	Royal Unibrew A.S.	5,705	441,374
	RTX A.S.	1,421	38,269

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Scandinavian Tobacco Group A.S., Class A	7,639	$87,786
	Schouw & Co., A.S.	1,726	123,794
	SimCorp A.S.	4,224	390,166
	Solar A.S., Class B	610	21,239
*	Spar Nord Bank A.S.	9,494	66,170
	Sydbank A.S.	7,973	131,740
#*	Tivoli A.S.	244	23,489
#	Topdanmark A.S.	5,098	205,792
	TORM P.L.C.	4,930	41,983
	United International Enterprises, Ltd.	176	32,497
*	Vestjysk Bank A.S.	113,137	48,377
#*	Zealand Pharma A.S.	3,739	129,982

TOTAL DENMARK			4,492,877

FINLAND — (2.5%)
	Ahlstrom-Munksjo Oyj	7,639	106,183
	Aktia Bank Oyj	6,459	54,476
	Alma Media Oyj	4,469	39,592
	Asiakastieto Group Oyj	1,519	53,336
	Aspo Oyj	2,685	18,945
	Atria Oyj	2,491	25,687
#*	BasWare Oyj	944	25,239
#	Bittium Oyj	5,377	32,906
#	Cargotec Oyj, Class B	4,700	102,548
	Caverion Oyj	12,245	69,784
#	Citycon Oyj	9,475	62,584
	Digia Oyj	2,833	14,404
#*	Finnair Oyj	6,960	27,730
#	Fiskars Oyj Abp	4,565	52,570
*	F-Secure Oyj	12,707	38,258
*	HKScan Oyj, Class A	1,550	3,649
	Huhtamaki Oyj	12,148	453,413
	Kamux Corp.	1,354	10,480
	Kemira Oyj	13,763	165,569
	Kesko Oyj, Class A	6,332	103,080
	Kesko Oyj, Class B	29,340	478,069
	Kojamo Oyj	9,508	170,964
	Konecranes Oyj	8,185	177,649
	Lassila & Tikanoja Oyj	3,659	51,215
#*	Lehto Group Oyj	783	1,226
	Metsa Board Oyj	24,413	170,045
	Metso Oyj	12,166	337,535
#	Nokian Renkaat Oyj	15,406	327,305
	Olvi Oyj, Class A	1,876	79,220
	Oriola Oyj, Class A	5,827	13,600
	Oriola Oyj, Class B	16,336	37,548
	Orion Oyj, Class A	2,441	120,622
	Orion Oyj, Class B	12,294	624,761
#	Outokumpu Oyj	48,149	128,070
#	Outotec Oyj	19,917	83,014
*	Pihlajalinna Oyj	563	9,187
#	Ponsse Oyj	1,180	30,503
*	QT Group Oyj	1,063	26,539
	Raisio Oyj, Class V	17,176	63,747
	Rapala VMC Oyj	1,900	5,105
#	Revenio Group Oyj	2,269	61,476
	Sanoma Oyj	10,553	95,283
*	Stockmann Oyj Abp, Class A	1,299	2,264
#*	Stockmann Oyj Abp, Class B	2,495	1,909

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Terveystalo Oyj	3,287	$34,393
	TietoEVRY Oyj	8,366	203,851
	Tikkurila Oyj	4,795	62,717
	Tokmanni Group Corp.	5,903	71,808
	Uponor Oyj	7,321	82,090
	Vaisala Oyj, Class A	1,838	58,211
	Valmet Oyj	14,662	335,306
	YIT Oyj	24,925	136,626

TOTAL FINLAND			5,542,291

FRANCE — (3.6%)
	ABC arbitrage	3,292	22,505
#*	Air France-KLM	26,184	133,504
	Akka Technologies	1,377	43,831
	AKWEL	1,182	14,784
	Albioma SA	3,404	112,740
	Altamir	1,905	31,785
	Alten SA	2,868	206,490
#*	Amplitude Surgical SAS	1,840	2,092
	Assystem SA	1,354	30,387
	Aubay	936	24,399
	Axway Software SA	836	13,700
*	Bastide le Confort Medical	266	9,421
	Beneteau SA	3,904	24,720
	Bigben Interactive	2,306	29,883
	Boiron SA	776	28,573
	Bonduelle SCA	2,134	46,683
	Burelle SA	28	17,351
	Casino Guichard Perrachon SA	4,112	154,352
*	Cegedim SA	865	26,001
*	CGG SA	82,253	103,968
	Chargeurs SA	2,552	48,423
	Cie des Alpes	1,635	30,617
#	Cie Plastic Omnium SA	6,434	121,833
*	Coface SA	13,486	79,320
	Derichebourg SA	16,273	45,662
	Devoteam SA	623	47,421
	Electricite de Strasbourg SA	132	15,236
	Elior Group SA	14,729	97,282
	Elis SA	17,715	218,357
#	Eramet	1,279	40,277
#*	Erytech Pharma SA	1,201	12,944
*	Esso SA Francaise	197	3,680
#	Etablissements Maurel et Prom SA	8,900	16,594
#	Europcar Mobility Group	14,904	27,782
	Eutelsat Communications SA	21,073	235,939
*	Exel Industries, Class A	184	8,401
	Faurecia SE	7,316	262,143
*	Fnac Darty S.A.	1,710	55,264
*	Fnac Darty SA	648	20,908
	Gaumont SA	20	2,218
	Gaztransport Et Technigaz SA	2,233	161,886
	GL Events	1,343	16,087
	Groupe Crit	446	24,738
	Groupe Open	581	4,860
	Guerbet	934	29,460
	Haulotte Group SA	1,014	4,433
	HERIGE SADCS	186	4,680
	HEXAOM	440	12,308

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group	360	$67,013
#	Iliad SA	2,484	369,919
	Imerys SA	2,590	81,255
	Ingenico Group SA	7,159	900,729
	Ipsen SA	192	14,297
	IPSOS	4,374	84,223
	Jacquet Metal Service SA	2,005	20,433
#	JCDecaux SA	7,005	145,000
	Kaufman & Broad SA	2,328	84,133
	Korian SA	6,500	218,318
	Lagardere SCA	9,584	155,654
	Laurent-Perrier	396	33,393
	Le Belier	216	7,612
	Lectra	3,315	52,187
	Linedata Services	535	13,473
	LISI	3,138	50,754
	LNA Sante SA	809	35,884
	Maisons du Monde SA	4,270	38,414
	Manitou BF SA	1,600	24,515
	Manutan International	508	26,677
	Mersen SA	2,045	45,125
	Metropole Television SA	1,844	20,525
	Nexans SA	4,464	159,000
	Nexity SA	4,436	136,069
*	Nicox	2,438	10,740
	NRJ Group	2,200	12,223
#	Oeneo SA	1,686	19,965
*	Onxeo SA	4,614	2,457
*	Pierre & Vacances SA	633	9,662
#	Plastivaloire	1,105	4,755
	Quadient	5,381	74,310
#	Rallye SA	3,323	28,391
#*	Recylex SA	1,750	3,844
	Rexel SA	37,300	348,374
	Robertet SA	72	62,795
	Rothschild & Co.	4,325	85,530
	Rubis SCA	4,775	213,932
	Samse SA	132	16,482
	Savencia SA	669	39,592
	Seche Environnement SA	536	20,716
	Societe BIC SA	3,082	154,171
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	31,268
	Societe pour l’Informatique Industrielle	1,084	21,097
*	SOITEC	2,111	194,117
#*	Solocal Group	71,908	12,229
	Somfy SA	786	65,790
	Sopra Steria Group	1,755	207,793
	SPIE SA	14,600	220,089
#*	SRP Groupe SA	992	988
	Stef SA	521	39,210
	Sword Group	702	19,985
	Synergie SA	1,041	22,779
	Tarkett SA	4,268	42,208
#*	Technicolor SA	21,143	4,884
	Television Francaise 1	9,114	44,622
	Thermador Groupe	782	37,809
	Total Gabon	95	10,807
	Trigano SA	957	70,426
	Union Financiere de France BQE SA	487	8,253

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Valeo SA	767	$17,582
#*	Vallourec SA	33,070	39,413
*	Valneva SE	3,400	15,594
	Vetoquinol SA	354	22,244
	Vicat SA	2,705	75,913
	VIEL & Cie SA	4,347	23,360
	Vilmorin & Cie SA	883	35,308
*	Virbac SA	475	93,667

TOTAL FRANCE			7,995,898

GERMANY — (5.7%)
	1&1 Drillisch AG	1,154	26,851
	7C Solarparken AG	3,348	12,336
	Aareal Bank AG	10,627	173,103
#	ADO Properties SA	6,011	168,395
*	ADVA Optical Networking SE	10,871	71,113
#*	AIXTRON SE	10,621	98,709
	All for One Group AG	139	5,674
	Allgeier SE	979	31,856
	Amadeus Fire AG	661	68,069
	Atoss Software AG	206	41,409
	Aurubis AG	5,617	291,188
	Basler AG	633	32,388
	Bauer AG	2,210	25,226
	BayWa AG	1,740	51,048
	Bechtle AG	3,227	466,681
	Bertrandt AG	1,118	43,035
	bet-at-home.com AG	393	17,028
	Bijou Brigitte AG	711	23,188
	Bilfinger SE	4,751	89,344
	Borussia Dortmund GmbH & Co. KGaA	9,378	66,111
	CANCOM SE	3,477	177,017
*	CECONOMY AG	16,100	41,213
	CENIT AG	1,323	14,187
	Centrotec SE	672	9,422
	Cewe Stiftung & Co. KGAA	818	85,136
	comdirect bank AG	4,102	58,868
	Commerzbank AG	28,517	105,140
	CompuGroup Medical SE	2,769	210,439
	Corestate Capital Holding SA	1,975	40,666
	CropEnergies AG	3,994	31,528
	CTS Eventim AG & Co. KGaA	6,909	287,219
	Deutsche Beteiligungs AG	2,003	67,843
	Deutsche EuroShop AG	5,432	78,231
	Deutsche Pfandbriefbank AG	25,131	184,716
	Deutz AG	17,619	67,723
	DIC Asset AG	7,097	94,058
	DMG Mori AG	1,329	59,709
#	Dr Hoenle AG	579	23,167
	Draegerwerk AG & Co. KGaA	307	21,462
	Duerr AG	6,410	149,575
	Eckert & Ziegler Strahlen- und Medizintechnik AG	672	96,709
#	EDAG Engineering Group AG	1,225	9,214
	Elmos Semiconductor AG	1,388	27,647
*	ElringKlinger AG	4,625	25,117
	Energiekontor AG	790	15,765
#*	Ferratum Oyj	851	4,449
	Fielmann AG	2,791	183,522
	First Sensor AG	880	36,681

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Freenet AG	16,464	$312,333
	Fuchs Petrolub SE	3,026	101,164
	GEA Group AG	16,713	383,528
	Gerresheimer AG	3,776	300,303
	Gesco AG	1,167	19,877
	GFT Technologies SE	1,914	17,501
	Grand City Properties SA	12,674	265,038
#	GRENKE AG	513	35,805
*	H&R GmbH & Co. KGaA	1,853	8,388
	Hamburger Hafen und Logistik AG	3,521	57,289
*	Heidelberger Druckmaschinen AG	28,620	20,338
	Hella GmbH & Co KGaA	4,140	152,306
	HolidayCheck Group AG	3,303	4,562
	Hornbach Baumarkt AG	2,445	52,817
	Hornbach Holding AG & Co. KGaA	1,453	82,949
	Hugo Boss AG	6,984	193,906
*	Hypoport SE	210	74,034
	Indus Holding AG	2,484	76,456
*	Instone Real Estate Group AG	4,232	85,707
	Isra Vision AG	1,883	103,174
	IVU Traffic Technologies AG	1,595	22,680
	Jenoptik AG	6,077	125,155
	JOST Werke AG	1,440	39,012
	K+S AG	26,378	177,427
	KION Group AG	832	41,269
	Kloeckner & Co. SE	8,520	34,918
	Koenig & Bauer AG	1,558	32,035
	Krones AG	1,902	114,603
	KSB SE & Co. KGaA	31	7,594
	KWS Saat SE & Co., KGaA	1,165	66,978
	Lanxess AG	10,424	512,917
#	Leifheit AG	1,697	36,177
*	Leoni AG	4,291	29,455
*	LPKF Laser & Electronics AG	2,232	48,213
#*	Manz AG	726	11,299
*	Medigene AG	1,273	6,024
	METRO AG	6,713	58,653
	MLP SE	9,703	49,995
	New Work SE	300	71,301
	Nexus AG	1,759	67,483
*	Nordex SE	10,174	81,806
	Norma Group SE	3,611	90,437
	OHB SE	1,058	39,779
#*	OSRAM Licht AG	10,845	477,228
	Paragon GmbH & Co. KGaA	263	3,563
	Patrizia AG	7,419	165,662
	Pfeiffer Vacuum Technology AG	938	154,558
	PNE AG	11,501	54,650
	ProSiebenSat.1 Media SE	21,521	215,073
	PSI Software AG	1,437	30,618
#*	PVA TePla AG	1,745	19,066
	QSC AG	12,522	16,143
	Rheinmetall AG	5,414	366,415
	RHOEN-KLINIKUM AG	3,484	69,352
*	RIB Software SE	5,661	179,532
*	Rocket Internet SE	9,151	192,497
	SAF-Holland SE	7,645	39,339
	Salzgitter AG	6,237	83,328
*	Schaltbau Holding AG	369	10,557

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Scout24 AG	4,144	$270,957
	Secunet Security Networks AG	157	25,783
*	SGL Carbon SE	6,333	19,613
*	Shop Apotheke Europe NV	1,251	92,592
	Siltronic AG	1,830	156,666
*	Sixt Leasing SE	1,354	26,708
	Sixt SE	1,387	94,415
*	SMA Solar Technology AG	2,378	75,683
	Software AG	5,071	180,068
	Stabilus SA	2,641	112,809
	STRATEC SE	656	62,127
	Stroeer SE & Co. KGaA	3,363	212,847
	Suedzucker AG	9,712	128,496
*	SUESS MicroTec SE	2,434	22,764
	Surteco Group SE	1,107	23,902
	TAG Immobilien AG	16,544	362,374
	Takkt AG	5,172	42,024
	Technotrans SE	1,129	16,023
#*	Tele Columbus AG	3,055	7,873
#*	Thyssenkrupp AG	28,438	189,175
	Traffic Systems SE	408	10,813
	United Internet AG	1,643	56,533
	VERBIO Vereinigte BioEnergie AG	5,292	48,051
	Vossloh AG	1,437	54,268
	Wacker Chemie AG	1,917	111,776
#	Wacker Neuson SE	3,888	48,272
	Washtec AG	1,419	55,987
	Wuestenrot & Wuerttembergische AG	3,125	55,077

TOTAL GERMANY			12,763,117

HONG KONG — (2.3%)
	Aeon Credit Service Asia Co., Ltd.	12,000	8,931
#	Agritrade Resources, Ltd.	320,000	6,869
	Allied Group, Ltd.	13,600	72,064
	Allied Properties HK, Ltd.	219,416	54,649
	APAC Resources, Ltd.	9,853	1,119
#*	Applied Development Holdings, Ltd.	255,000	6,244
	Asia Financial Holdings, Ltd.	54,874	26,020
	Asia Standard International Group, Ltd.	98,940	12,028
#	Asiasec Properties, Ltd.	30,000	4,952
	ASM Pacific Technology, Ltd.	1,600	16,168
#	Associated International Hotels, Ltd.	28,000	58,432
	BOCOM International Holdings Co., Ltd.	44,000	5,896
	BOE Varitronix, Ltd.	82,009	22,027
#	Bright Smart Securities & Commodities Group, Ltd.	86,000	11,130
*	Brightoil Petroleum Holdings, Ltd.	248,000	17,994
*	Burwill Holdings, Ltd.	302,000	1,036
	Cafe de Coral Holdings, Ltd.	42,000	86,644
*	Camsing International Holding, Ltd.	40,000	2,244
	Century City International Holdings, Ltd.	183,340	9,835
	Chen Hsong Holdings	30,000	7,425
	Chevalier International Holdings, Ltd.	4,000	5,074
*	China Baoli Technologies Holdings, Ltd.	145,000	694
*	China Energy Development Holdings, Ltd.	652,000	15,693
	China Motor Bus Co., Ltd.	2,400	31,198
	China Star Entertainment, Ltd.	250,000	57,281
#*	China Strategic Holdings, Ltd.	1,321,250	3,888
*	China Tonghai International Financial, Ltd.	130,000	6,103
	CHINA TOUYUN TECH GROUP LTD COMMON STOCK HKD.04	107,500	5,411

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chinese Estates Holdings, Ltd.	61,500	$29,387
	Chong Hing Bank, Ltd.	21,000	27,613
	Chow Sang Sang Holdings International, Ltd.	58,000	58,408
	Chuang’s Consortium International, Ltd.	100,000	14,770
	CK Life Sciences Intl Holdings, Inc.	352,000	45,190
	CMBC Capital Holdings, Ltd.	570,000	8,870
	CNQC International Holdings, Ltd.	30,000	3,206
#	Convenience Retail Asia, Ltd.	50,000	26,457
#*	Convoy Global Holdings, Ltd.	516,000	2,083
	Cowell e Holdings, Inc.	47,000	12,688
	Cross-Harbour Holdings, Ltd. (The)	43,826	64,134
	CSI Properties, Ltd.	859,543	29,922
*	CST Group, Ltd.	2,064,000	6,608
	Dah Sing Banking Group, Ltd.	52,928	51,960
	Dah Sing Financial Holdings, Ltd.	17,806	58,738
	Dickson Concepts International, Ltd.	14,500	7,627
#*	Dingyi Group Investment, Ltd.	155,000	3,702
*	eForce Holdings, Ltd.	696,000	11,421
*	Emperor Capital Group, Ltd.	270,000	5,423
	Emperor Entertainment Hotel, Ltd.	40,000	6,078
	Emperor International Holdings, Ltd.	140,333	25,926
	Emperor Watch & Jewellery, Ltd.	210,000	3,776
*	ENM Holdings, Ltd.	144,000	11,111
*	Esprit Holdings, Ltd.	257,250	24,671
	Fairwood Holdings, Ltd.	10,500	25,143
	Far East Consortium International, Ltd.	161,876	57,424
*	FIH Mobile, Ltd.	401,000	44,817
	First Pacific Co., Ltd.	402,000	83,068
	Fountain SET Holdings, Ltd.	28,000	4,178
#*	Future World Financial Holdings, Ltd.	8,383	20
*	Genting Hong Kong, Ltd.	30,000	2,157
	Get Nice Holdings, Ltd.	1,197,000	18,889
	Giordano International, Ltd.	160,000	32,255
*	Global Brands Group Holding, Ltd.	63,400	1,763
	Glorious Sun Enterprises, Ltd.	72,000	8,283
*	Gold-Finance Holdings, Ltd.	88,000	153
*	Goodbaby International Holdings, Ltd.	129,000	13,205
*	GR Properties, Ltd.	80,000	16,670
	Great Eagle Holdings, Ltd.	27,225	81,214
*	G-Resources Group, Ltd.	2,577,000	14,651
#	Guotai Junan International Holdings, Ltd.	322,400	42,271
#	Haitong International Securities Group, Ltd.	325,191	76,138
	Hang Lung Group, Ltd.	72,000	164,453
	Hanison Construction Holdings, Ltd.	27,198	3,776
*	Hao Tian Development Group, Ltd.	202,400	5,110
	Harbour Centre Development, Ltd.	13,500	14,724
	HKBN, Ltd.	76,000	130,881
*	HKBridge Financial Holdings, Ltd.	82,000	5,694
	HKR International, Ltd.	100,386	44,631
	Hong Kong Ferry Holdings Co., Ltd.	23,000	19,806
#*	Hong Kong Finance Investment Holding Group, Ltd.	102,000	9,848
	Hongkong & Shanghai Hotels, Ltd. (The)	69,000	62,722
#	Hongkong Chinese, Ltd.	90,000	8,882
	Hung Hing Printing Group, Ltd.	29,815	4,234
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	27,998
	Hysan Development Co., Ltd.	64,000	213,514
	International Housewares Retail Co., Ltd.	41,000	10,000
#*	IRC, Ltd.	258,000	2,729
	IT, Ltd.	54,000	9,225

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	ITC Properties Group, Ltd.	30,000	$3,521
	Jacobson Pharma Corp., Ltd.	56,000	10,586
	Johnson Electric Holdings, Ltd.	39,875	66,954
	Kerry Logistics Network, Ltd.	61,000	83,419
	Kerry Properties, Ltd.	37,500	103,574
	Kingston Financial Group, Ltd.	36,000	3,041
	Kowloon Development Co., Ltd.	41,000	47,879
	Lai Sun Development Co., Ltd.	30,608	35,780
	Lai Sun Garment International, Ltd.	9,067	9,496
*	Landing International Development, Ltd.	133,200	5,231
#	Landsea Green Group Co., Ltd.	180,000	18,307
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	91,000	15,725
*	Lerthai Group, Ltd.	24,000	15,785
	Li & Fung, Ltd.	748,000	112,305
	Lifestyle International Holdings, Ltd.	55,000	52,353
	Lippo China Resources, Ltd.	586,000	12,037
	Liu Chong Hing Investment, Ltd.	18,000	18,247
	L’Occitane International SA	32,250	49,676
	Luk Fook Holdings International, Ltd.	38,000	81,367
	Lung Kee Bermuda Holdings	26,000	7,477
*	Macau Legend Development, Ltd.	293,000	35,540
	Magnificent Hotel Investment, Ltd.	336,000	5,360
	Man Wah Holdings, Ltd.	182,400	104,749
	Mason Group Holdings, Ltd.	2,829,598	6,899
	Melco International Development, Ltd.	73,000	136,460
*	Midland Holdings, Ltd.	43,417	5,301
	Ming Fai International Holdings, Ltd.	44,000	4,576
	Miramar Hotel & Investment	21,000	38,656
	Modern Dental Group, Ltd.	43,000	6,763
	Nameson Holdings, Ltd.	74,000	3,993
#*	NewOcean Energy Holdings, Ltd.	110,000	15,293
*	Nimble Holdings Co., Ltd.	28,000	1,607
	NWS Holdings, Ltd.	22,000	22,928
	OP Financial, Ltd.	116,000	16,198
	Oriental Watch Holdings	56,000	12,320
	Oshidori International Holdings, Ltd.	700,200	54,783
	Pacific Andes International Holdings, Ltd.	126,000	445
	Pacific Basin Shipping, Ltd.	633,000	77,549
	Pacific Textiles Holdings, Ltd.	114,000	57,686
	Paliburg Holdings, Ltd.	26,000	6,994
#	Paradise Entertainment, Ltd.	40,000	3,740
*	PC Partner Group, Ltd.	30,000	4,987
	Perfect Shape Medical, Ltd.	60,000	18,113
	Pico Far East Holdings, Ltd.	96,000	13,707
*	Playmates Toys, Ltd.	60,000	2,389
	Polytec Asset Holdings, Ltd.	99,100	10,815
	Public Financial Holdings, Ltd.	24,000	7,075
*	PYI Corp., Ltd.	169,839	1,647
	Regal Hotels International Holdings, Ltd.	29,000	12,142
	Regina Miracle International Holdings, Ltd.	43,000	20,402
#	Sa Sa International Holdings, Ltd.	134,833	25,284
#	SEA Holdings, Ltd.	50,046	40,494
	Shangri-La Asia, Ltd.	100,000	82,577
	Shenwan Hongyuan HK, Ltd.	25,000	2,949
	Shun Ho Property Investments, Ltd.	5,544	1,327
	Shun Tak Holdings, Ltd.	190,000	66,451
	Sing Tao News Corp., Ltd.	14,000	2,081
	Singamas Container Holdings, Ltd.	256,000	14,018

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings, Ltd.	43,000	$27,154
*	SOCAM Development, Ltd.	6,566	1,525
*	Solomon Systech International, Ltd.	58,000	683
	Soundwill Holdings, Ltd.	4,000	3,683
	Stella International Holdings, Ltd.	55,000	55,345
#*	Summit Ascent Holdings, Ltd.	92,000	8,181
	Sun Hung Kai & Co., Ltd.	74,464	30,607
	SUNeVision Holdings, Ltd.	55,000	39,101
	TAI Cheung Holdings, Ltd.	37,000	25,509
	Tao Heung Holdings, Ltd.	17,000	2,206
	Television Broadcasts, Ltd.	43,600	60,182
	Texwinca Holdings, Ltd.	112,000	18,950
*	TOM Group, Ltd.	244,000	35,123
#	Town Health International Medical Group, Ltd.	330,000	10,982
	Tradelink Electronic Commerce, Ltd.	58,000	8,164
	Transport International Holdings, Ltd.	27,200	61,129
*	Trinity, Ltd.	58,000	944
	United Laboratories International Holdings, Ltd. (The)	77,000	66,510
	Upbest Group, Ltd.	148,000	17,033
	Valuetronics Holdings, Ltd.	29,800	13,448
#	Vitasoy International Holdings, Ltd.	62,000	221,123
	VPower Group International Holdings, Ltd.	25,000	10,349
#	VSTECS Holdings, Ltd.	89,600	41,225
	VTech Holdings, Ltd.	14,400	108,576
	Wai Kee Holdings, Ltd.	52,000	28,325
	Wang On Group, Ltd.	260,000	2,555
*	We Solutions, Ltd.	136,000	6,980
	Wing On Co. International, Ltd.	14,000	34,985
	Wing Tai Properties, Ltd.	56,000	34,278
	YGM Trading, Ltd.	4,000	1,448
#	YT Realty Group, Ltd.	16,896	4,563
#	Yue Yuen Industrial Holdings, Ltd.	85,500	136,386
#*	Zhaobangji Properties Holdings, Ltd.	120,000	21,197

TOTAL HONG KONG			5,192,851

IRELAND — (0.3%)
	Bank of Ireland Group P.L.C.	26,761	54,916
	C&C Group P.L.C.	32,729	80,242
	Cairn Homes P.L.C.	55,311	51,537
*	Datalex P.L.C.	874	165
*	FBD Holdings P.L.C.	1,308	9,396
*	FBD Holdings P.L.C.	2,754	21,921
	Glanbia P.L.C.	18,257	194,297
	Greencore Group P.L.C.	81,783	187,306
	Irish Continental Group P.L.C.	12,783	48,330
	Irish Continental Group P.L.C.	3,760	14,680
	Kenmare Resources P.L.C.	255	640
*	Permanent TSB Group Holdings P.L.C.	10,745	5,927

TOTAL IRELAND			669,357

ISRAEL — (1.4%)
	Adgar Investment and Development, Ltd.	4,144	6,766
*	Afcon Holdings, Ltd.	210	7,362
*	AFI Properties, Ltd.	1,709	52,007
	Africa Israel Residences, Ltd.	409	11,017
*	Allot, Ltd.	3,228	36,952
	Alrov Properties and Lodgings, Ltd.	854	24,484
	Arad, Ltd.	731	11,789

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Arko Holdings, Ltd.	44,891	$12,133
	Ashtrom Group, Ltd.	3,639	54,073
	Ashtrom Properties, Ltd.	4,487	22,855
	Atreyu Capital Markets, Ltd.	628	10,483
	AudioCodes, Ltd.	2,455	72,728
*	Azorim-Investment Development & Construction Co., Ltd.	10,614	21,304
	Bayside Land Corp.	103	61,370
	Bet Shemesh Engines Holdings 1997, Ltd.	859	19,663
	Big Shopping Centers, Ltd.	632	50,559
	Blue Square Real Estate, Ltd.	808	37,124
*	Brack Capital Properties NV	328	29,840
	Camtek, Ltd.	1,575	16,489
	Carasso Motors, Ltd.	2,735	8,546
*	Cellcom Israel, Ltd.	7,200	26,513
*	Cellcom Israel, Ltd.	4,034	14,845
*	Clal Insurance Enterprises Holdings, Ltd.	4,243	42,162
*	Compugen, Ltd.	6,673	98,230
	Danel Adir Yeoshua, Ltd.	447	40,531
	Delek Automotive Systems, Ltd.	4,148	21,842
	Delta-Galil Industries, Ltd.	1,324	23,576
*	Dor Alon Energy in Israel 1988, Ltd.	633	12,803
*	El Al Israel Airlines	28,107	6,259
	Electra Consumer Products 1970, Ltd.	1,818	34,938
#*	Electra Real Estate, Ltd.	1,694	9,877
	Electra, Ltd.	177	81,188
*	Energix-Renewable Energies, Ltd.	19,010	66,278
*	Enlight Renewable Energy, Ltd.	62,108	76,347
#*	Equital, Ltd.	2,435	60,548
	FMS Enterprises Migun, Ltd.	266	9,310
	Formula Systems 1985, Ltd.	1,241	82,850
	Fox Wizel, Ltd.	1,280	47,939
	Gilat Satellite Networks, Ltd.	4,321	37,174
	Hadera Paper, Ltd.	335	15,573
*	Hamlet Israel-Canada, Ltd.	463	8,083
	Harel Insurance Investments & Financial Services, Ltd.	10,849	69,852
	Hilan, Ltd.	1,842	72,618
	IDI Insurance Co., Ltd.	657	20,196
	IES Holdings, Ltd.	230	12,108
	Inrom Construction Industries, Ltd.	8,372	30,781
*	Intercure, Ltd.	4,205	5,311
	Israel Canada T.R, Ltd.	14,745	24,672
	Israel Land Development - Urban Renewal, Ltd.	1,020	9,044
	Isras Investment Co., Ltd.	192	35,602
	Issta Lines, Ltd.	538	7,598
*	Kamada, Ltd.	3,545	27,011
	Kenon Holdings, Ltd.	2,532	51,473
	Kerur Holdings, Ltd.	747	22,295
	Magic Software Enterprises, Ltd.	2,508	22,948
	Magic Software Enterprises, Ltd.	2,800	25,526
	Malam - Team, Ltd.	129	25,213
	Matrix IT, Ltd.	3,427	66,430
	Maytronics, Ltd.	5,889	44,465
	Mediterranean Towers, Ltd.	10,111	24,237
	Mega Or Holdings, Ltd.	2,038	51,135
*	Mehadrin, Ltd.	58	1,868
	Meitav Dash Investments, Ltd.	2,665	6,311
	Menora Mivtachim Holdings, Ltd.	3,053	40,751
	Migdal Insurance & Financial Holdings, Ltd.	44,849	28,701
	Mivtach Shamir Holdings, Ltd.	615	10,743

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	$21,189
*	Nawi Brothers, Ltd.	3,445	15,813
	Neto ME Holdings, Ltd.	211	12,081
*	Nova Measuring Instruments, Ltd.	2,529	101,209
	Oil Refineries, Ltd.	171,653	47,437
	One Software Technologies, Ltd.	535	39,690
#	OPC Energy, Ltd.	2,662	20,630
*	Partner Communications Co., Ltd.	13,513	58,922
	Paz Oil Co., Ltd.	1,048	91,320
*	Perion Network, Ltd.	2,088	10,529
	Phoenix Holdings, Ltd. (The)	10,796	56,775
	Plasson Industries, Ltd.	283	10,650
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	700	45,708
	Scope Metals Group, Ltd.	872	17,530
	Shapir Engineering and Industry, Ltd.	9,594	67,259
	Shikun & Binui, Ltd.	22,660	94,052
	Shufersal, Ltd.	10,817	69,422
	Summit Real Estate Holdings, Ltd.	4,648	58,064
	Tadiran Holdings, Ltd.	257	10,315
	Victory Supermarket Chain, Ltd.	648	12,432
	YH Dimri Construction & Development, Ltd.	721	21,844

TOTAL ISRAEL			3,004,170

ITALY — (3.8%)
	A2A SpA	182,222	248,406
	ACEA SpA	7,126	119,108
#*	Aeffe SpA	3,833	4,501
	Amplifon SpA	13,963	319,631
	Anima Holding SpA	38,318	135,655
#	Aquafil SpA	1,320	4,990
*	Arnoldo Mondadori Editore SpA	28,311	38,520
	Ascopiave SpA	2,688	9,840
	ASTM SpA	1	13
	Autogrill SpA	16,142	83,603
	Avio SpA	1,784	26,771
	Azimut Holding SpA	13,811	235,363
*	Banca Carige SpA	13,880	4
	Banca Farmafactoring SpA	13,300	68,676
	Banca Generali SpA	6,768	168,256
	Banca IFIS SpA	3,794	37,106
	Banca Mediolanum SpA	4,327	26,440
	Banca Popolare di Sondrio SCPA	67,747	107,553
#	Banca Profilo SpA	12,870	2,106
	Banca Sistema SpA	3,568	5,197
#*	Banco BPM SpA	205,939	251,706
	Banco di Desio e della Brianza SpA	5,000	14,337
	BasicNet SpA	5,235	19,981
	BE SpA	9,147	10,225
#*	BF SpA	7,534	31,999
#	Biesse SpA	2,249	20,317
	BPER Banca	55,703	137,716
	Brunello Cucinelli SpA	3,394	109,447
	Buzzi Unicem SpA	4,407	46,054
	Buzzi Unicem SpA	10,037	196,916
#	Cairo Communication SpA	12,430	22,418
	Carel Industries SpA	2,134	31,786
#*	Carraro SpA	2,536	4,030
	Cementir Holding NV	6,965	42,668
	Cerved Group SpA	22,191	151,176

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	CIR SpA-Compagnie Industriali	126,704	$56,209
	Credito Emiliano SpA	14,873	65,925
*	Credito Valtellinese SpA	912,608	46,109
	Danieli & C Officine Meccaniche SpA	468	3,476
	Danieli & C Officine Meccaniche SpA	2,502	31,801
	Datalogic SpA	2,311	31,709
	De’ Longhi SpA	7,541	136,298
	DeA Capital SpA	11,197	15,889
	DiaSorin SpA	1,056	180,071
	doValue SpA	2,360	17,400
*	Elica SpA	5,101	16,531
	Emak SpA	6,798	4,468
	Enav SpA	26,698	119,654
	ERG SpA	7,670	137,808
	Esprinet SpA	5,827	27,530
#*	Eurotech SpA	5,018	33,291
	Falck Renewables SpA	24,106	118,481
	Fiera Milano SpA	4,851	17,935
#	Fila SpA	939	8,486
#*	Fincantieri SpA	58,307	45,193
	FinecoBank Banca Fineco SpA	6,150	68,521
	FNM SpA	21,790	10,353
	Freni Brembo SpA	18,041	153,047
#*	GEDI Gruppo Editoriale SpA	7,849	3,948
#	Geox SpA	8,460	6,764
	Gruppo MutuiOnline SpA	3,477	63,152
*	Guala Closures SpA	6,638	46,440
	Hera SpA	102,322	378,771
	Illimity Bank SpA	8,112	54,378
	IMA Industria Macchine Automatiche SpA	1,976	134,701
*	IMMSI SpA	26,564	10,499
#*	Intek Group SpA	17,854	3,910
	Interpump Group SpA	7,810	227,883
	Iren SpA	69,654	171,758
	Italgas SpA	59,473	333,217
	Italmobiliare SpA	1,450	43,394
	IVS Group SA	1,842	12,616
#*	Juventus Football Club SpA	58,440	57,920
	La Doria SpA	1,865	19,797
	Leonardo SpA	21,607	149,220
	LU-VE SpA	796	10,065
#*	Maire Tecnimont SpA	20,289	39,363
#	Mariella Burani Fashion Group S.p.A	422	0
	MARR SpA	4,048	53,332
	Massimo Zanetti Beverage Group SpA	1,475	5,830
#*	Mediaset SpA	41,897	85,178
	Openjobmetis SpA agenzia per il lavoro	845	5,170
#*	OVS SpA	28,516	24,577
	Piaggio & C SpA	30,934	70,920
#	Pirelli & C SpA	50,118	194,077
#	Prima Industrie SpA	444	6,464
#	Prysmian SpA	21,333	402,511
	RAI Way SpA	10,541	56,827
	Reno de Medici SpA	26,327	20,256
	Reply SpA	2,269	158,838
	Retelit SpA	23,036	38,782
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	17,671
	Sabaf SpA	1,277	15,379
	SAES Getters SpA	858	20,771

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Safilo Group SpA	2,996	$2,251
*	Saipem SpA	76,461	196,250
*	Salini Impregilo SpA	21,276	31,495
	Salvatore Ferragamo SpA	5,030	62,443
	Saras SpA	73,078	69,012
	Sesa SpA	768	40,946
	Societa Cattolica di Assicurazioni SC	23,798	131,849
*	Sogefi SpA	3,015	2,869
	SOL SpA	3,646	39,400
	Tamburi Investment Partners SpA	15,032	97,231
	Technogym SpA	11,973	88,562
	Tinexta S.p.A	3,403	45,221
#	Tod’s SpA	1,112	34,051
#	TXT e-solutions SpA	923	7,960
	Unieuro SpA	837	7,312
	Unione di Banche Italiane SpA	127,388	365,180
	Unipol Gruppo SpA	71,733	247,507
	Zignago Vetro SpA	4,262	52,959

TOTAL ITALY			8,545,577

JAPAN — (23.7%)
	77 Bank, Ltd. (The)	7,300	97,343
	A&D Co., Ltd.	3,000	20,760
	Abist Co., Ltd.	500	9,050
	Access Co., Ltd.	3,300	26,397
	Achilles Corp.	2,500	36,882
	Adastria Co., Ltd.	3,140	43,404
	ADEKA Corp.	10,400	130,594
	Ad-sol Nissin Corp.	1,200	26,622
	Advan Co., Ltd.	4,100	41,032
#	Advance Create Co., Ltd.	700	13,440
#	Adventure, Inc.	300	8,516
	Adways, Inc.	800	1,976
	Aeon Delight Co., Ltd.	2,200	63,008
#	Aeon Fantasy Co., Ltd.	800	12,502
	Aeon Hokkaido Corp.	1,400	9,992
#	Aeria, Inc.	2,100	11,549
	Ahresty Corp.	2,700	9,282
	Ai Holdings Corp.	3,200	39,531
	Aica Kogyo Co., Ltd.	600	17,290
	Aichi Bank, Ltd. (The)	1,600	46,774
	Aichi Corp.	5,600	37,502
	Aichi Steel Corp.	1,500	40,086
	Aichi Tokei Denki Co., Ltd.	300	12,238
	Aida Engineering, Ltd.	6,800	46,674
*	Aiful Corp.	38,800	85,497
	Ain Holdings, Inc.	200	11,219
	Aiphone Co., Ltd.	1,800	25,528
	Airport Facilities Co., Ltd.	3,500	13,973
	Aisan Industry Co., Ltd.	4,170	22,112
#	Aizawa Securities Co., Ltd.	5,200	33,433
	Ajis Co., Ltd.	800	18,339
	Akatsuki Corp.	3,500	8,112
	Akatsuki, Inc.	500	18,748
#*	Akebono Brake Industry Co., Ltd.	14,000	25,594
	Akita Bank, Ltd. (The)	2,400	32,173
	Albis Co., Ltd.	800	15,566
	Alconix Corp.	2,600	26,708
#	Alinco, Inc.	2,200	20,966

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alpen Co., Ltd.	2,000	$30,669
	Alpha Corp.	500	4,224
	Alps Logistics Co., Ltd.	2,000	12,858
	Altech Corp.	2,310	35,275
	Amano Corp.	4,200	86,231
	Amiyaki Tei Co., Ltd.	300	7,865
	Anest Iwata Corp.	3,000	23,215
	AOI Electronics Co., Ltd.	500	10,076
	AOI TYO Holdings, Inc.	2,900	11,932
	AOKI Holdings, Inc.	5,300	32,200
	Aomori Bank, Ltd. (The)	2,600	54,932
	Aoyama Trading Co., Ltd.	5,900	49,842
	Aoyama Zaisan Networks Co., Ltd.	1,600	17,030
#	Apaman Co., Ltd.	1,800	8,562
	Arakawa Chemical Industries, Ltd.	2,600	30,814
	Arata Corp.	1,300	53,690
	Arcland Sakamoto Co., Ltd.	5,300	50,539
	Arcland Service Holdings Co., Ltd.	2,000	31,032
	Arcs Co., Ltd.	4,700	88,186
#	Arealink Co., Ltd.	1,000	8,203
	Argo Graphics, Inc.	2,200	68,905
	Arisawa Manufacturing Co., Ltd.	5,100	40,123
	Artnature, Inc.	1,000	6,299
	As One Corp.	490	43,773
	Asahi Co., Ltd.	2,700	32,434
	Asahi Diamond Industrial Co., Ltd.	9,000	40,082
	Asahi Holdings, Inc.	3,700	83,605
	Asahi Kogyosha Co., Ltd.	600	16,423
	Asahi Net, Inc.	1,700	15,395
	Asahi Printing Co., Ltd.	1,100	9,452
	Asahi Yukizai Corp.	2,300	27,568
	Asante, Inc.	1,200	16,201
	Asanuma Corp.	800	25,427
	Ashimori Industry Co., Ltd.	300	2,358
	Asia Pile Holdings Corp.	4,100	15,908
	ASKA Pharmaceutical Co., Ltd.	3,300	34,120
	ASKUL Corp.	1,500	42,827
#	Asukanet Co., Ltd.	600	5,730
	Ateam, Inc.	1,400	9,180
	Atom Corp.	9,000	70,345
*	Atrae, Inc.	900	21,406
	Atsugi Co., Ltd.	4,000	22,980
*	Aucnet, Inc.	900	9,091
	Autobacs Seven Co., Ltd.	8,900	103,930
	Avantia Co., Ltd.	1,300	8,099
	Avex, Inc.	4,300	32,547
	Awa Bank, Ltd. (The)	4,600	100,087
	Axial Retailing, Inc.	1,800	68,310
	Bando Chemical Industries, Ltd.	5,100	30,371
	Bank of Iwate, Ltd. (The)	2,000	46,780
	Bank of Nagoya, Ltd. (The)	1,400	29,380
	Bank of Okinawa, Ltd. (The)	2,860	84,755
	Bank of Saga, Ltd. (The)	2,500	25,884
	Bank of the Ryukyus, Ltd.	3,600	33,606
	Baroque Japan, Ltd.	1,700	9,123
	BayCurrent Consulting, Inc.	1,600	90,670
	Beenos, Inc.	1,000	9,314
	Belc Co., Ltd.	1,400	81,702
	Bell System24 Holdings, Inc.	2,400	28,403

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Belluna Co., Ltd.	6,900	$32,234
	BeNEXT Group, Inc.	2,000	12,495
*	Bengo4.com, Inc.	400	25,300
	Bic Camera, Inc.	2,500	23,144
	Biofermin Pharmaceutical Co., Ltd.	400	8,516
	BML, Inc.	2,400	61,569
#	Bookoff Group Holdings, Ltd.	1,000	7,297
	Bourbon Corp.	1,100	18,275
	BP Castrol K.K	1,300	13,602
	Br Holdings Corp.	1,200	5,507
*	BrainPad, Inc.	500	24,478
	Broadleaf Co., Ltd.	8,900	41,197
	BRONCO BILLY Co., Ltd.	1,100	21,009
	Bull-Dog Sauce Co., Ltd.	400	4,068
	Bunka Shutter Co., Ltd.	6,984	50,987
	Business Brain Showa-Ota, Inc.	500	13,105
	C Uyemura & Co., Ltd.	800	43,977
	CAC Holdings Corp.	1,700	17,039
	Can Do Co., Ltd.	1,000	17,707
	Canon Electronics, Inc.	2,600	38,078
	Career Design Center Co., Ltd.	500	3,932
	Carlit Holdings Co., Ltd.	2,600	12,092
	Cawachi, Ltd.	2,600	61,480
	Central Automotive Products, Ltd.	1,600	26,940
	Central Glass Co., Ltd.	3,400	58,270
	Central Security Patrols Co., Ltd.	1,000	40,470
	Central Sports Co., Ltd.	900	18,499
	Chiba Kogyo Bank, Ltd. (The)	7,400	16,118
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	23,516
	CHIMNEY Co., Ltd.	400	6,017
#	Chino Corp.	900	10,567
	Chiyoda Co., Ltd.	2,100	20,117
	Chiyoda Integre Co., Ltd.	1,900	30,930
	Chodai Co., Ltd.	900	6,974
	Chofu Seisakusho Co., Ltd.	2,300	50,356
	Chori Co., Ltd.	1,400	21,876
	Chubu Shiryo Co., Ltd.	3,200	49,054
	Chudenko Corp.	3,900	78,865
	Chuetsu Pulp & Paper Co., Ltd.	1,400	17,543
	Chugai Ro Co., Ltd.	700	10,047
#	Chugoku Bank, Ltd. (The)	12,500	115,100
	Chugoku Marine Paints, Ltd.	7,800	59,643
	Chukyo Bank, Ltd. (The)	1,800	35,168
	Chuo Spring Co., Ltd.	500	12,663
	Chuo Warehouse Co., Ltd.	1,000	10,074
	CI Takiron Corp.	8,000	43,492
	Citizen Watch Co., Ltd.	44,700	157,762
	Cleanup Corp.	3,800	18,251
	CMIC Holdings Co., Ltd.	1,500	21,596
*	CMK Corp.	6,400	24,700
	cocokara fine, Inc.	2,179	102,764
#	Colowide Co., Ltd.	6,000	82,626
	Computer Engineering & Consulting, Ltd.	2,700	41,306
	Computer Institute of Japan, Ltd.	1,900	13,419
#	Comture Corp.	1,800	36,241
	CONEXIO Corp.	2,400	32,279
	Core Corp.	800	8,932
	Corona Corp.	2,600	23,060
#	Cosel Co., Ltd.	2,500	20,922

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co., Ltd.	7,400	$111,170
#	Cota Co., Ltd.	1,464	16,706
#	Create Restaurants Holdings, Inc.	9,000	49,641
	Create SD Holdings Co., Ltd.	800	22,795
	Creek & River Co., Ltd.	1,700	14,051
	Cresco, Ltd.	1,800	23,150
	CTI Engineering Co., Ltd.	1,400	22,641
	CTS Co., Ltd.	3,200	17,804
*	Curves Holdings Co., Ltd.	4,400	21,074
	Cybernet Systems Co., Ltd.	1,700	9,821
	Cybozu, Inc.	2,000	38,728
	Dai Nippon Toryo Co., Ltd.	2,200	18,798
	Daibiru Corp.	5,700	52,158
	Dai-Dan Co., Ltd.	1,500	37,507
	Daido Kogyo Co., Ltd.	900	5,219
	Daido Metal Co., Ltd.	5,500	27,458
#	Daido Steel Co., Ltd.	3,800	125,497
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	9,176
	Daihen Corp.	2,200	62,638
	Daiho Corp.	2,400	50,243
	Daiichi Jitsugyo Co., Ltd.	1,000	33,810
	Daiichi Kensetsu Corp.	1,100	17,589
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	17,101
	Dai-ichi Seiko Co., Ltd.	1,400	29,696
	Daiichikosho Co., Ltd.	3,000	90,043
	Daiken Corp.	1,400	20,818
	Daiken Medical Co., Ltd.	2,800	16,837
	Daiki Aluminium Industry Co., Ltd.	3,000	15,924
	Daikoku Denki Co., Ltd.	900	9,739
	Daikokutenbussan Co., Ltd.	800	32,792
	Daikyonishikawa Corp.	4,200	20,805
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	33,756
	Daiseki Co., Ltd.	3,730	82,405
	Daishi Hokuetsu Financial Group, Inc.	5,000	108,650
	Daito Bank, Ltd. (The)	1,000	5,332
	Daito Pharmaceutical Co., Ltd.	1,450	48,810
	Daitron Co., Ltd.	1,600	21,821
	Daiwa Industries, Ltd.	4,300	36,910
	Daiwabo Holdings Co., Ltd.	2,100	129,370
	DCM Holdings Co., Ltd.	12,800	125,070
	DD Holdings Co., Ltd.	600	4,394
#*	DDS, Inc.	3,600	7,392
#	Dear Life Co., Ltd.	5,600	21,032
	DeNA Co., Ltd.	12,900	158,800
	Denki Kogyo Co., Ltd.	1,600	36,917
	Densan System Co., Ltd.	600	13,992
	Denyo Co., Ltd.	2,000	37,655
*	Descente, Ltd.	3,300	43,939
	Dexerials Corp.	8,900	58,441
	Digital Arts, Inc.	1,000	60,235
	Digital Garage, Inc.	2,700	96,738
	Digital Hearts Holdings Co., Ltd.	1,200	8,541
	Digital Information Technologies Corp.	800	9,703
	Dip Corp.	4,000	85,369
#	DKS Co., Ltd.	1,200	50,572
	DMG Mori Co., Ltd.	11,100	113,494
	Doshisha Co., Ltd.	2,900	35,680
	Doutor Nichires Holdings Co., Ltd.	3,112	47,096
	Dowa Holdings Co., Ltd.	3,900	107,866

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	3,800	$72,830
	Duskin Co., Ltd.	4,100	105,948
	DyDo Group Holdings, Inc.	1,400	55,350
	Eagle Industry Co., Ltd.	4,100	25,790
	Earth Corp.	1,200	69,605
	Ebara Foods Industry, Inc.	800	16,253
	Ebara Jitsugyo Co., Ltd.	900	18,762
#	Eco’s Co., Ltd.	800	14,306
	EDION Corp.	11,400	99,092
	EF-ON, Inc.	1,080	4,947
	eGuarantee, Inc.	3,200	56,216
	E-Guardian, Inc.	1,100	18,225
	Ehime Bank, Ltd. (The)	3,800	38,543
	Eidai Co., Ltd.	3,000	7,869
	Eiken Chemical Co., Ltd.	4,300	74,880
	Eizo Corp.	2,000	59,980
	Elan Corp.	2,200	34,839
	Elecom Co., Ltd.	1,400	55,211
	Elematec Corp.	1,800	13,684
	EM Systems Co., Ltd.	4,000	29,466
	Endo Lighting Corp.	1,700	9,139
	Enigmo, Inc.	2,600	22,495
	en-japan, Inc.	2,700	59,517
	Enplas Corp.	1,300	27,293
	EPS Holdings, Inc.	4,300	44,721
	eRex Co., Ltd.	3,900	54,331
	ES-Con Japan, Ltd.	3,600	24,218
	Escrow Agent Japan, Inc.	3,500	6,002
	Eslead Corp.	1,000	12,549
	ESPEC Corp.	3,100	49,585
	Exedy Corp.	4,200	67,671
	FALCO HOLDINGS Co., Ltd.	1,400	20,718
	FAN Communications, Inc.	6,200	26,051
	FCC Co., Ltd.	4,400	62,604
*	FDK Corp.	1,100	5,192
	Feed One Co., Ltd.	19,600	30,555
	Ferrotec Holdings Corp.	5,400	32,436
*	FFRI, Inc.	400	7,792
	FIDEA Holdings Co., Ltd.	30,500	30,485
	Fields Corp.	3,000	9,167
#	Financial Products Group Co., Ltd.	9,000	42,694
	FINDEX, Inc.	700	5,488
	First Bank of Toyama, Ltd. (The)	4,700	11,696
#	First Juken Co., Ltd.	900	7,915
	Fixstars Corp.	3,000	30,095
#	FJ Next Co., Ltd.	1,300	9,848
	Focus Systems Corp.	1,700	12,428
	Foster Electric Co., Ltd.	3,400	36,977
	France Bed Holdings Co., Ltd.	3,800	31,051
#	Freebit Co., Ltd.	2,000	13,793
	Freund Corp.	1,700	9,173
	F-Tech, Inc.	1,600	6,904
	FTGroup Co., Ltd.	1,100	11,835
	Fudo Tetra Corp.	1,930	24,107
	Fuji Co., Ltd.	2,600	41,525
	Fuji Corp.	8,300	138,969
	Fuji Corp.	800	13,194
	Fuji Corp., Ltd.	3,000	14,141
	Fuji Kosan Co., Ltd.	600	2,277

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Kyuko Co., Ltd.	2,400	$69,249
	Fuji Oil Co., Ltd.	8,300	14,213
	Fuji Pharma Co., Ltd.	2,000	21,596
	Fuji Seal International, Inc.	5,000	86,795
	Fuji Soft, Inc.	2,800	98,562
	Fujibo Holdings, Inc.	1,500	40,104
	Fujicco Co., Ltd.	2,200	39,545
	Fujikura Composites, Inc.	1,100	3,722
	Fujikura Kasei Co., Ltd.	4,200	19,375
	Fujikura, Ltd.	29,700	87,323
	Fujimori Kogyo Co., Ltd.	2,200	64,725
#	Fujio Food System Co., Ltd.	1,800	22,028
#	Fujita Kanko, Inc.	800	12,896
	Fujitec Co., Ltd.	3,700	52,779
	Fujitsu Frontech, Ltd.	1,400	13,949
	Fujitsu General, Ltd.	3,100	51,324
	Fujiya Co., Ltd.	500	9,386
	Fukuda Corp.	1,000	38,482
	Fukuda Denshi Co., Ltd.	500	35,652
	Fukui Bank, Ltd. (The)	2,600	38,093
	Fukui Computer Holdings, Inc.	900	24,102
	Fukushima Bank, Ltd. (The)	4,200	6,387
	Fukushima Galilei Co., Ltd.	1,600	47,065
	Fukuyama Transporting Co., Ltd.	1,100	38,120
	FULLCAST Holdings Co., Ltd.	2,000	25,329
*	Funai Electric Co., Ltd.	3,600	14,891
	Funai Soken Holdings, Inc.	3,060	65,206
	Furukawa Battery Co., Ltd. (The)	2,400	12,325
	Furukawa Co., Ltd.	4,100	41,907
	Furukawa Electric Co., Ltd.	9,500	178,815
	Furuno Electric Co., Ltd.	3,500	26,043
	Furusato Industries, Ltd.	1,600	20,988
#	Furuya Metal Co., Ltd.	400	18,169
	Furyu Corp.	300	2,304
	Fuso Chemical Co., Ltd.	2,000	59,233
	Fuso Pharmaceutical Industries, Ltd.	1,100	22,115
	Futaba Corp.	4,200	39,215
	Futaba Industrial Co., Ltd.	8,700	41,357
	Future Corp.	3,600	47,633
	Fuyo General Lease Co., Ltd.	2,300	114,998
	G-7 Holdings, Inc.	1,000	21,729
	Gakken Holdings Co., Ltd.	2,000	32,909
#	Gakkyusha Co., Ltd.	1,000	10,201
	Gakujo Co., Ltd.	800	8,380
	GCA Corp.	2,900	17,468
	Gecoss Corp.	2,000	16,122
	Genki Sushi Co., Ltd.	800	17,340
	Genky DrugStores Co., Ltd.	1,000	22,790
#	Geo Holdings Corp.	3,800	49,750
	Geostr Corp.	1,300	4,007
#	Giken, Ltd.	1,300	47,480
	GL Sciences, Inc.	600	5,632
	GLOBERIDE, Inc.	1,000	17,833
	Glory, Ltd.	5,000	112,371
	GMO Cloud K.K	700	20,624
	GMO Financial Holdings, Inc.	4,400	22,180
	Godo Steel, Ltd.	1,600	30,100
	Goldcrest Co., Ltd.	2,590	39,070
	Golf Digest Online, Inc.	1,000	4,545

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Grace Technology, Inc.	1,200	$33,093
	Gree, Inc.	13,200	51,893
	Greens Co., Ltd.	1,000	3,895
	GS Yuasa Corp.	7,800	110,843
	G-Tekt Corp.	3,300	33,755
	Gun-Ei Chemical Industry Co., Ltd.	700	16,701
	GungHo Online Entertainment, Inc.	4,500	69,784
	Gunma Bank, Ltd. (The)	44,900	143,754
	Gunze, Ltd.	1,900	64,406
	Gurunavi, Inc.	2,500	13,329
	H2O Retailing Corp.	11,700	91,765
#	HABA Laboratories, Inc.	400	15,336
	Hachijuni Bank, Ltd. (The)	7,800	27,853
	Hagihara Industries, Inc.	1,400	17,262
	Hagiwara Electric Holdings Co., Ltd.	1,000	19,193
	Hakudo Co., Ltd.	800	9,170
	Hakuto Co., Ltd.	1,400	12,698
	Halows Co., Ltd.	1,100	30,579
	Hamakyorex Co., Ltd.	2,200	60,137
#	Handsman Co., Ltd.	800	9,203
	Hanwa Co., Ltd.	4,500	71,487
	Happinet Corp.	1,800	17,738
	Harima Chemicals Group, Inc.	2,500	23,862
	Hashimoto Sogyo Holdings Co., Ltd.	700	11,636
	Hazama Ando Corp.	19,410	120,881
	Heiwa Corp.	5,700	95,977
	Heiwa Real Estate Co., Ltd.	3,600	96,663
	Heiwado Co., Ltd.	3,600	61,354
	Helios Techno Holding Co., Ltd.	2,400	7,441
	Hibiya Engineering, Ltd.	2,400	41,258
	Hiday Hidaka Corp.	2,792	43,068
	HI-LEX Corp.	3,300	35,676
	Hinokiya Group Co., Ltd.	400	5,506
	Hioki EE Corp.	1,100	31,307
#	Hirakawa Hewtech Corp.	1,200	11,333
*	Hiramatsu, Inc.	2,300	3,085
#	Hirano Tecseed Co., Ltd.	1,700	17,907
#	Hiroshima Bank, Ltd. (The)	29,500	122,569
#	Hiroshima Gas Co., Ltd.	6,100	20,455
#	HIS Co., Ltd.	3,900	51,352
	Hisaka Works, Ltd.	4,200	28,811
	Hitachi Zosen Corp.	16,500	54,593
	Hito Communications Holdings, Inc.	1,000	9,022
	Hochiki Corp.	1,700	22,294
	Hodogaya Chemical Co., Ltd.	800	25,933
	Hogy Medical Co., Ltd.	2,200	68,792
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	20,379
	Hokkaido Electric Power Co., Inc.	20,800	79,600
	Hokkaido Gas Co., Ltd.	1,600	23,354
	Hokkan Holdings, Ltd.	1,200	16,994
	Hokko Chemical Industry Co., Ltd.	3,300	17,178
	Hokkoku Bank, Ltd. (The)	3,000	89,169
	Hokuetsu Corp.	18,400	72,663
	Hokuetsu Industries Co., Ltd.	2,800	25,965
	Hokuhoku Financial Group, Inc.	16,100	130,816
	Hokuriku Electric Industry Co., Ltd.	400	3,504
	Hokuriku Electric Power Co.	20,400	137,492
	Hokuriku Electrical Construction Co., Ltd.	1,500	13,856
	Hokuto Corp.	2,800	50,157

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Tsushin Kogyo Co., Ltd.	1,400	$5,191
	H-One Co., Ltd.	4,000	19,597
	Honeys Holdings Co., Ltd.	2,670	27,095
#	Hoosiers Holdings	5,300	29,884
	Hosiden Corp.	7,500	64,005
	Hosokawa Micron Corp.	1,000	45,523
	Hotland Co., Ltd.	1,300	12,246
#	House Do Co., Ltd.	600	4,433
	Howa Machinery, Ltd.	2,200	16,281
	Hyakugo Bank, Ltd. (The)	30,400	88,179
	Hyakujushi Bank, Ltd. (The)	4,100	72,933
#	IBJ, Inc.	1,100	7,002
	Ichibanya Co., Ltd.	1,400	58,152
	Ichigo, Inc.	27,200	69,653
#	Ichiken Co., Ltd.	700	7,970
	Ichikoh Industries, Ltd.	4,000	17,685
	Ichimasa Kamaboko Co., Ltd.	1,100	10,107
	Ichinen Holdings Co., Ltd.	3,100	32,190
	Ichiyoshi Securities Co., Ltd.	7,100	29,727
	Icom, Inc.	1,500	36,955
	ID Holdings Corp.	1,300	17,265
	IDEA Consultants, Inc.	500	6,435
	Idec Corp.	3,300	48,304
	IDOM, Inc.	8,500	34,026
#	Ihara Science Corp.	1,200	11,429
	IHI Corp.	5,500	68,171
	Iino Kaiun Kaisha, Ltd.	10,400	30,941
	IJTT Co., Ltd.	2,100	8,633
	Imagica Group, Inc.	2,700	9,050
	Imasen Electric Industrial	3,201	22,361
#	Imuraya Group Co., Ltd.	1,600	28,062
	Inaba Denki Sangyo Co., Ltd.	5,200	110,010
	Inaba Seisakusho Co., Ltd.	1,700	20,626
	Inabata & Co., Ltd.	6,700	74,314
	Inageya Co., Ltd.	1,000	16,048
	Ines Corp.	3,600	47,202
	I-Net Corp.	1,600	22,273
	Infocom Corp.	3,200	76,624
	Infomart Corp.	16,100	111,165
	Information Services International-Dentsu, Ltd.	1,100	46,675
	Innotech Corp.	2,400	19,737
#	Insource Co., Ltd.	1,250	27,413
	Intage Holdings, Inc.	3,800	27,186
	Inter Action Corp.	1,600	34,968
	Internet Initiative Japan, Inc.	3,100	105,963
	Inui Global Logistics Co., Ltd.	2,525	27,683
	IR Japan Holdings, Ltd.	800	47,875
	Iriso Electronics Co., Ltd.	2,400	66,879
#	I’rom Group Co., Ltd.	900	11,180
	Iseki & Co., Ltd.	2,200	24,242
#	Ishihara Chemical Co., Ltd.	700	12,230
	Ishihara Sangyo Kaisha, Ltd.	4,400	26,159
#	Itfor, Inc.	3,600	22,202
	Itochu Enex Co., Ltd.	6,800	50,489
	Itochu-Shokuhin Co., Ltd.	900	39,603
#	Itoham Yonekyu Holdings, Inc.	14,700	85,283
	Itoki Corp.	4,500	13,590
#*	Itokuro, Inc.	600	7,861
	IwaiCosmo Holdings, Inc.	2,900	25,428

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Iwaki Co., Ltd.	1,300	$11,109
	Iwasaki Electric Co., Ltd.	400	4,978
	Iwatani Corp.	4,700	160,562
*	Iwatsu Electric Co., Ltd.	300	2,355
	Iwatsuka Confectionery Co., Ltd.	500	15,050
	Iyo Bank, Ltd. (The)	28,700	153,753
#	J Trust Co., Ltd.	11,300	21,929
	JAC Recruitment Co., Ltd.	1,600	16,759
	Jaccs Co., Ltd.	4,700	78,026
	Jafco Co., Ltd.	3,900	124,932
*	Jalux, Inc.	800	11,562
	Jamco Corp.	1,500	9,114
	Janome Sewing Machine Co., Ltd.	2,299	8,265
	Japan Asia Group, Ltd.	3,100	6,788
#*	Japan Asset Marketing Co., Ltd.	22,400	18,878
	Japan Aviation Electronics Industry, Ltd.	5,000	64,864
#	Japan Best Rescue System Co., Ltd.	1,200	8,484
	Japan Cash Machine Co., Ltd.	3,300	16,823
#*	Japan Display, Inc.	65,700	26,545
	Japan Elevator Service Holdings Co., Ltd.	1,700	43,235
	Japan Foundation Engineering Co., Ltd.	2,900	11,113
#	Japan Investment Adviser Co., Ltd.	1,100	7,228
	Japan Lifeline Co., Ltd.	5,100	59,976
	Japan Material Co., Ltd.	6,600	95,543
	Japan Medical Dynamic Marketing, Inc.	2,570	37,431
	Japan Petroleum Exploration Co., Ltd.	4,700	80,781
	Japan Property Management Center Co., Ltd.	900	8,481
	Japan Pulp & Paper Co., Ltd.	1,600	53,193
	Japan Securities Finance Co., Ltd.	13,500	63,536
	Japan Steel Works, Ltd. (The)	7,100	87,165
	Japan Transcity Corp.	3,000	13,703
	Japan Wool Textile Co., Ltd. (The)	6,000	52,583
	Jastec Co., Ltd.	1,200	12,449
	JBCC Holdings, Inc.	2,000	35,357
	JCU Corp.	2,900	67,839
	Jeol, Ltd.	3,400	100,531
#*	JIG-SAW, Inc.	300	14,351
	Jimoto Holdings, Inc.	21,100	18,876
	JINS Holdings, Inc.	1,100	58,023
	JK Holdings Co., Ltd.	2,500	17,481
	JM Holdings Co., Ltd.	1,500	36,700
	JMS Co., Ltd.	2,200	17,148
	Joban Kosan Co., Ltd.	1,100	13,288
	J-Oil Mills, Inc.	1,100	41,990
	Joshin Denki Co., Ltd.	3,100	60,102
	Joyful Honda Co., Ltd.	1,000	12,175
	JP-Holdings, Inc.	6,800	17,027
	JSB Co., Ltd.	600	12,564
	JSP Corp.	1,900	24,525
	Juki Corp.	3,700	20,286
	Juroku Bank, Ltd. (The)	4,100	72,026
	JVCKenwood Corp.	30,770	48,908
	K&O Energy Group, Inc.	2,300	33,802
	Kadokawa Corp.	7,169	103,069
	Kadoya Sesame Mills, Inc.	400	13,918
	Kaga Electronics Co., Ltd.	1,900	34,357
	Kakiyasu Honten Co., Ltd.	600	12,775
	Kamakura Shinsho, Ltd.	2,800	27,914
	Kameda Seika Co., Ltd.	1,200	57,547

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kamei Corp.	3,600	$35,268
	Kanaden Corp.	1,900	21,890
	Kanagawa Chuo Kotsu Co., Ltd.	800	30,094
	Kanamoto Co., Ltd.	4,200	81,444
	Kandenko Co., Ltd.	10,100	84,517
	Kaneka Corp.	2,000	51,731
	Kaneko Seeds Co., Ltd.	900	12,358
	Kanematsu Corp.	8,305	81,870
	Kanematsu Electronics, Ltd.	1,400	47,476
	Kansai Mirai Financial Group, Inc.	12,000	40,346
	Kansai Super Market, Ltd.	1,800	18,941
	Kanto Denka Kogyo Co., Ltd.	6,400	50,879
#	Kappa Create Co., Ltd.	2,900	35,651
	Kasai Kogyo Co., Ltd.	3,100	14,407
	Katakura Industries Co., Ltd.	2,700	25,974
	Kato Sangyo Co., Ltd.	2,900	98,368
	Kato Works Co., Ltd.	1,600	18,232
	KAWADA TECHNOLOGIES, Inc.	600	28,002
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	32,812
*	Kawasaki Kisen Kaisha, Ltd.	8,500	83,625
	Kawasumi Laboratories, Inc.	2,300	19,587
	KeePer Technical Laboratory Co., Ltd.	800	10,615
	Keihanshin Building Co., Ltd.	5,000	64,551
	Keihin Corp.	5,100	121,652
	Keiyo Bank, Ltd. (The)	12,500	60,922
	Keiyo Co., Ltd.	6,700	35,779
	Kenedix, Inc.	24,500	110,713
	Kenko Mayonnaise Co., Ltd.	2,000	36,758
	KFC Holdings Japan, Ltd.	1,400	33,731
	KH Neochem Co., Ltd.	4,000	69,103
#	King Jim Co., Ltd.	3,000	24,238
	Kintetsu Department Store Co., Ltd.	1,100	26,539
	Kintetsu World Express, Inc.	5,300	77,146
	Kirindo Holdings Co., Ltd.	900	17,707
	Kissei Pharmaceutical Co., Ltd.	4,200	99,587
	Ki-Star Real Estate Co., Ltd.	1,100	10,977
	Kitagawa Corp.	1,600	22,585
	Kita-Nippon Bank, Ltd. (The)	1,000	17,971
	Kitano Construction Corp.	700	16,875
#	Kitanotatsujin Corp.	7,800	37,053
	Kito Corp.	2,700	27,338
	Kitz Corp.	10,600	65,022
	Kiyo Bank, Ltd. (The)	7,900	116,736
#*	KLab, Inc.	4,100	27,747
*	KNT-CT Holdings Co., Ltd.	800	6,705
	Koa Corp.	3,500	28,977
	Koatsu Gas Kogyo Co., Ltd.	3,600	24,563
#*	Kobe Electric Railway Co., Ltd.	899	32,465
	Kobe Steel, Ltd.	42,500	142,145
	Kohnan Shoji Co., Ltd.	2,300	53,382
#	Kohsoku Corp.	1,300	17,443
#	Koike Sanso Kogyo Co., Ltd.	400	7,965
	Kojima Co., Ltd.	5,300	19,278
	Kokusai Pulp & Paper Co., Ltd.	3,900	11,310
	Kokuyo Co., Ltd.	8,900	108,809
	Komatsu Matere Co., Ltd.	4,000	27,923
	Komatsu Wall Industry Co., Ltd.	1,200	20,147
	KOMEDA Holdings Co., Ltd.	3,900	59,258
	Komehyo Co., Ltd.	800	6,222

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komeri Co., Ltd.	3,900	$75,751
	Komori Corp.	7,500	52,619
	Konaka Co., Ltd.	1,760	5,281
	Kondotec, Inc.	2,900	24,694
	Konishi Co., Ltd.	4,000	52,358
	Konoike Transport Co., Ltd.	2,900	31,262
#	Koshidaka Holdings Co., Ltd.	4,400	19,101
	Kotobuki Spirits Co., Ltd.	1,300	50,776
	Kourakuen Holdings Corp.	1,000	13,570
	Kozo Keikaku Engineering, Inc.	500	11,926
	Krosaki Harima Corp.	800	28,144
	KRS Corp.	1,000	15,234
	KU Holdings Co., Ltd.	2,400	17,863
	Kumagai Gumi Co., Ltd.	4,400	96,405
	Kumiai Chemical Industry Co., Ltd.	5,967	48,160
#	Kura Sushi, Inc.	1,000	38,757
	Kurabo Industries, Ltd.	1,800	41,209
	Kureha Corp.	2,300	92,765
	Kurimoto, Ltd.	2,000	33,162
	Kuriyama Holdings Corp.	1,000	4,475
*	KYB Corp.	3,100	62,338
	Kyoden Co., Ltd.	1,800	4,314
	Kyodo Printing Co., Ltd.	900	23,168
	Kyoei Steel, Ltd.	2,900	36,851
#	Kyokuto Boeki Kaisha, Ltd.	800	10,351
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	44,320
	Kyokuto Securities Co., Ltd.	2,600	11,867
	Kyokuyo Co., Ltd.	1,100	26,284
	KYORIN Holdings, Inc.	4,500	93,514
	Kyoritsu Maintenance Co., Ltd.	2,900	69,962
	Kyosan Electric Manufacturing Co., Ltd.	5,000	23,702
	Kyowa Electronic Instruments Co., Ltd.	5,600	21,019
	Kyowa Leather Cloth Co., Ltd.	900	5,308
	Kyushu Financial Group, Inc.	27,500	116,013
	LAC Co., Ltd.	2,400	20,478
	Lacto Japan Co., Ltd.	400	12,843
*	Laox Co., Ltd.	5,100	6,917
	LEC, Inc.	3,900	43,042
*	Leopalace21 Corp.	4,900	10,886
	Life Corp.	700	21,741
	LIFULL Co., Ltd.	8,200	25,044
#	Like Co., Ltd.	1,600	24,052
	Linical Co., Ltd.	1,600	13,037
	Link And Motivation, Inc.	3,900	12,853
	Lintec Corp.	5,200	111,589
*	Litalico, Inc.	400	8,383
	LIXIL VIVA Corp.	2,500	42,552
*	M&A Capital Partners Co., Ltd.	1,200	33,402
	Macnica Fuji Electronics Holdings, Inc.	6,399	87,106
	Macromill, Inc.	5,600	35,540
	Maeda Corp.	19,200	154,009
#	Maeda Kosen Co., Ltd.	1,900	36,674
	Maeda Road Construction Co., Ltd.	2,300	42,581
	Maezawa Kasei Industries Co., Ltd.	2,100	21,042
	Maezawa Kyuso Industries Co., Ltd.	1,200	22,141
	Makino Milling Machine Co., Ltd.	3,200	91,224
	MarkLines Co., Ltd.	1,500	24,235
	Mars Group Holdings Corp.	1,800	28,102
	Marubun Corp.	1,900	8,888

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marudai Food Co., Ltd.	2,600	$47,433
	Maruha Nichiro Corp.	4,653	97,363
	Maruka Corp.	800	12,882
	Marusan Securities Co., Ltd.	9,700	36,938
	Maruwa Co., Ltd.	1,200	84,643
	Maruwa Unyu Kikan Co., Ltd.	800	23,295
#	Maruyama Manufacturing Co., Inc.	300	3,411
	Maruzen CHI Holdings Co., Ltd.	400	1,396
	Maruzen Co., Ltd.	1,400	21,951
	Maruzen Showa Unyu Co., Ltd.	1,600	37,517
	Marvelous, Inc.	3,300	16,449
#	Matching Service Japan Co., Ltd.	600	4,146
	Matsuda Sangyo Co., Ltd.	2,725	33,334
#	Matsui Construction Co., Ltd.	3,400	20,010
	Matsuoka Corp.	700	12,029
	Matsuyafoods Holdings Co., Ltd.	800	28,727
	Max Co., Ltd.	4,000	59,396
	Maxell Holdings, Ltd.	6,500	59,796
	Maxvalu Tokai Co., Ltd.	1,200	24,872
	MCJ Co., Ltd.	9,700	64,350
	MEC Co., Ltd.	2,100	31,549
	Media Do Holdings Co., Ltd.	900	34,497
*	Medical Data Vision Co., Ltd.	1,200	8,423
#	Medical System Network Co., Ltd.	2,400	10,183
#*	MedPeer, Inc.	700	10,700
	Megachips Corp.	2,500	37,588
	Megmilk Snow Brand Co., Ltd.	5,100	116,364
	Meidensha Corp.	4,600	71,313
	Meiji Electric Industries Co., Ltd.	1,400	16,414
	Meiko Electronics Co., Ltd.	2,400	31,142
	Meiko Network Japan Co., Ltd.	2,600	18,891
	Meisei Industrial Co., Ltd.	5,000	36,371
	Meitec Corp.	2,300	101,555
	Meito Sangyo Co., Ltd.	1,200	14,298
#	Meiwa Corp.	4,100	18,359
	Melco Holdings, Inc.	900	20,909
	Menicon Co., Ltd.	2,200	95,480
*	Metaps, Inc.	800	4,423
	METAWATER Co., Ltd.	1,300	51,699
	Michinoku Bank, Ltd. (The)	2,400	24,448
	Micronics Japan Co., Ltd.	2,500	19,966
	Mie Kotsu Group Holdings, Inc.	5,900	26,264
	Mikuni Corp.	2,700	6,229
	Milbon Co., Ltd.	2,500	109,729
	Mimaki Engineering Co., Ltd.	1,900	7,166
	Mimasu Semiconductor Industry Co., Ltd.	2,619	50,711
	Ministop Co., Ltd.	1,800	24,835
	Miraca Holdings, Inc.	5,800	145,229
	Miraial Co., Ltd.	1,100	11,137
	Mirait Holdings Corp.	9,000	116,260
#	Miroku Jyoho Service Co., Ltd.	2,200	55,474
	Mitani Corp.	1,200	70,327
#	Mitani Sangyo Co., Ltd.	3,900	13,435
	Mitani Sekisan Co., Ltd.	1,800	80,267
#	Mito Securities Co., Ltd.	10,500	18,712
*	Mitsuba Corp.	5,000	21,013
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	15,097
	Mitsubishi Logisnext Co., Ltd.	4,000	37,211
	Mitsubishi Logistics Corp.	900	19,871

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Paper Mills, Ltd.	6,500	$22,960
	Mitsubishi Pencil Co., Ltd.	4,000	50,063
	Mitsubishi Research Institute, Inc.	1,100	37,274
	Mitsubishi Shokuhin Co., Ltd.	1,900	47,950
	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	16,524
	Mitsuboshi Belting, Ltd.	3,500	47,923
*	Mitsui E&S Holdings Co., Ltd.	10,000	56,499
	Mitsui High-Tec, Inc.	3,300	36,973
	Mitsui Matsushima Holdings Co., Ltd.	2,000	15,516
	Mitsui Mining & Smelting Co., Ltd.	8,300	154,855
	Mitsui Sugar Co., Ltd.	2,400	47,883
	Mitsui-Soko Holdings Co., Ltd.	3,600	48,775
	Mitsuuroko Group Holdings Co., Ltd.	5,400	55,575
	Mixi, Inc.	5,400	93,172
	Miyaji Engineering Group, Inc.	900	13,372
	Miyazaki Bank, Ltd. (The)	2,000	43,117
#	Mizuho Leasing Co., Ltd.	2,900	55,755
	Mizuno Corp.	2,500	43,371
	Mochida Pharmaceutical Co., Ltd.	200	7,825
	Modec, Inc.	2,300	32,589
	Monex Group, Inc.	18,400	36,058
	Monogatari Corp. (The)	600	35,692
	MORESCO Corp.	1,100	9,062
	Morinaga Milk Industry Co., Ltd.	4,300	166,659
	Moriroku Holdings Co., Ltd.	900	12,287
	Morita Holdings Corp.	3,900	59,931
	Morito Co., Ltd.	2,600	16,048
	Morozoff, Ltd.	300	15,229
	Mory Industries, Inc.	900	19,573
	MrMax Holdings, Ltd.	4,600	17,902
	MTI, Ltd.	4,500	23,068
	Mugen Estate Co., Ltd.	1,600	6,933
	Murakami Corp.	1,000	21,006
	Musashi Seimitsu Industry Co., Ltd.	7,500	60,724
	Musashino Bank, Ltd. (The)	4,100	51,639
	N Field Co., Ltd.	1,000	4,016
	NAC Co., Ltd.	1,100	8,537
	Nachi-Fujikoshi Corp.	1,700	49,165
	Nafco Co., Ltd.	2,100	22,926
#	Nagano Bank, Ltd. (The)	1,300	13,911
#	Nagano Keiki Co., Ltd.	2,100	15,231
	Nagase & Co., Ltd.	11,900	143,141
	Nagatanien Holdings Co., Ltd.	1,000	20,566
	Nagawa Co., Ltd.	400	27,771
	Nakabayashi Co., Ltd.	3,300	17,133
	Nakamuraya Co., Ltd.	600	21,636
	Nakanishi, Inc.	3,600	49,129
	Nakayama Steel Works, Ltd.	3,500	12,258
	Namura Shipbuilding Co., Ltd.	7,996	13,680
	Nanto Bank, Ltd. (The)	3,500	73,403
#	Natori Co., Ltd.	700	11,173
	NEC Capital Solutions, Ltd.	900	15,660
	NEC Networks & System Integration Corp.	2,700	116,186
	NET One Systems Co., Ltd.	800	23,062
	Neturen Co., Ltd.	3,800	20,613
#	New Art Holdings Co., Ltd.	1,000	5,103
#	Nextage Co., Ltd.	2,900	19,560
	Nexyz Group Corp.	1,200	11,142
	NF Corp.	600	9,065

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co., Ltd.	13,800	$91,312
#	Nichia Steel Works, Ltd.	4,000	9,405
	Nichias Corp.	6,100	121,268
	Nichiban Co., Ltd.	1,500	20,963
	Nichicon Corp.	5,900	38,883
	Nichiden Corp.	1,800	34,291
	Nichiha Corp.	2,700	49,321
	NichiiGakkan Co., Ltd.	5,700	57,190
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	77,361
	Nichireki Co., Ltd.	3,900	51,679
	Nichirin Co., Ltd.	1,430	16,441
	Nihon Chouzai Co., Ltd.	1,400	23,160
*	Nihon Dempa Kogyo Co., Ltd.	600	2,295
	Nihon Dengi Co., Ltd.	600	17,527
	Nihon Flush Co., Ltd.	3,200	35,877
#	Nihon House Holdings Co., Ltd.	5,600	14,411
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	16,560
	Nihon Nohyaku Co., Ltd.	6,100	24,410
	Nihon Parkerizing Co., Ltd.	9,800	100,287
	Nihon Plast Co., Ltd.	1,700	6,855
	Nihon Tokushu Toryo Co., Ltd.	1,400	11,169
	Nihon Yamamura Glass Co., Ltd.	800	6,184
	Nikkiso Co., Ltd.	7,400	57,579
	Nikko Co., Ltd.	2,500	13,054
	Nikkon Holdings Co., Ltd.	6,100	118,447
	Nippon Air Conditioning Services Co., Ltd.	2,700	17,788
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	28,140
	Nippon Carbide Industries Co., Inc.	1,100	10,735
	Nippon Carbon Co., Ltd.	1,100	33,734
	Nippon Chemical Industrial Co., Ltd.	1,300	27,091
#	Nippon Chemi-Con Corp.	2,000	22,558
#	Nippon Coke & Engineering Co., Ltd.	12,500	6,458
	Nippon Commercial Development Co., Ltd.	1,600	20,453
	Nippon Concrete Industries Co., Ltd.	8,400	19,560
#*	Nippon Denko Co., Ltd.	15,100	20,824
	Nippon Densetsu Kogyo Co., Ltd.	3,700	72,116
	Nippon Electric Glass Co., Ltd.	8,700	126,739
	Nippon Fine Chemical Co., Ltd.	1,900	26,038
	Nippon Flour Mills Co., Ltd.	5,200	81,859
	Nippon Gas Co., Ltd.	3,800	125,320
	Nippon Hume Corp.	3,300	18,641
	Nippon Kayaku Co., Ltd.	12,400	119,957
*	Nippon Kinzoku Co., Ltd.	300	1,752
	Nippon Kodoshi Corp.	400	3,150
	Nippon Koei Co., Ltd.	1,700	48,662
*	Nippon Koshuha Steel Co., Ltd.	1,000	3,384
	Nippon Light Metal Holdings Co., Ltd.	71,800	113,079
	Nippon Paper Industries Co., Ltd.	9,200	131,379
	Nippon Parking Development Co., Ltd., Class C	23,500	28,366
	Nippon Pillar Packing Co., Ltd.	2,900	36,747
	Nippon Piston Ring Co., Ltd.	700	7,641
#	Nippon Rietec Co., Ltd.	800	16,367
	Nippon Road Co., Ltd. (The)	1,000	60,305
	Nippon Seiki Co., Ltd.	5,800	62,410
	Nippon Seisen Co., Ltd.	500	13,746
*	Nippon Sharyo, Ltd.	1,200	30,701
#*	Nippon Sheet Glass Co., Ltd.	13,200	41,755
	Nippon Signal Co., Ltd.	7,000	65,076
	Nippon Soda Co., Ltd.	3,200	82,105

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Steel Trading Corp.	2,048	$64,523
#	Nippon Suisan Kaisha, Ltd.	29,900	133,039
	Nippon Systemware Co., Ltd.	1,200	22,361
	Nippon Thompson Co., Ltd.	11,800	40,745
	Nippon Yakin Kogyo Co., Ltd.	1,660	25,486
	Nipro Corp.	8,600	96,188
	Nishikawa Rubber Co., Ltd.	1,900	19,454
	Nishimatsu Construction Co., Ltd.	7,000	132,551
	Nishimatsuya Chain Co., Ltd.	7,800	61,707
	Nishimoto Co., Ltd.	700	11,761
	Nishi-Nippon Financial Holdings, Inc.	17,000	99,213
	Nishi-Nippon Railroad Co., Ltd.	3,000	73,432
	Nishio Rent All Co., Ltd.	2,100	43,241
	Nissan Shatai Co., Ltd.	7,700	61,642
	Nissei ASB Machine Co., Ltd.	1,000	26,911
	Nissei Corp.	400	4,064
	Nissei Plastic Industrial Co., Ltd.	1,400	12,815
	Nissha Co., Ltd.	6,100	44,548
	Nisshin Group Holdings Co., Ltd.	5,400	20,106
	Nisshin Oillio Group, Ltd. (The)	3,100	101,946
	Nisshinbo Holdings, Inc.	20,036	139,696
	Nissin Corp.	2,200	32,322
#	Nissin Electric Co., Ltd.	6,100	56,667
	Nissin Kogyo Co., Ltd.	5,800	120,339
	Nissin Sugar Co., Ltd.	2,100	37,098
	Nissui Pharmaceutical Co., Ltd.	1,400	16,125
	Nitta Corp.	3,100	55,472
	Nittan Valve Co., Ltd.	2,000	3,685
	Nittetsu Mining Co., Ltd.	800	32,346
	Nitto Fuji Flour Milling Co., Ltd.	200	10,982
	Nitto Kogyo Corp.	3,700	62,333
	Nitto Kohki Co., Ltd.	1,300	22,675
	Nitto Seiko Co., Ltd.	6,200	27,340
	Nittoc Construction Co., Ltd.	3,500	22,931
	NJS Co., Ltd.	700	10,218
	Noda Corp.	800	4,546
	Noevir Holdings Co., Ltd.	1,300	60,897
	Nohmi Bosai, Ltd.	2,800	56,357
	Nojima Corp.	3,100	53,732
	Nomura Co., Ltd.	7,600	57,572
	Noritake Co., Ltd.	1,100	36,026
	Noritsu Koki Co., Ltd.	2,700	31,152
	Noritz Corp.	3,900	43,386
	North Pacific Bank, Ltd.	32,300	57,860
#	NS Tool Co., Ltd.	1,000	24,563
	NS United Kaiun Kaisha, Ltd.	1,500	20,036
	NSD Co., Ltd.	7,460	105,636
	NTN Corp.	61,600	118,151
*	OAK Capital Corp.	5,200	4,025
	Obara Group, Inc.	1,600	41,455
	Oenon Holdings, Inc.	5,000	18,078
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	95,900
#	Ohara, Inc.	700	5,936
#	Ohashi Technica, Inc.	1,700	22,638
#	Ohba Co., Ltd.	1,400	7,789
	Ohmoto Gumi Co., Ltd.	300	11,741
	Ohsho Food Service Corp.	1,200	63,841
	Oiles Corp.	3,673	47,509
*	Oisix ra daichi, Inc.	1,900	30,000

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oita Bank, Ltd. (The)	1,600	$31,873
	Okabe Co., Ltd.	4,000	28,075
	Okamoto Industries, Inc.	1,500	60,176
	Okamoto Machine Tool Works, Ltd.	300	6,469
	Okamura Corp.	7,300	52,758
#	Okasan Securities Group, Inc.	23,000	69,553
	Oki Electric Industry Co., Ltd.	8,700	83,685
	Okinawa Cellular Telephone Co.	1,500	57,278
	Okinawa Electric Power Co., Inc. (The)	5,357	97,690
*	OKK Corp.	500	2,156
#	OKUMA Corp.	3,200	120,655
	Okumura Corp.	3,800	81,080
	Okura Industrial Co., Ltd.	1,400	20,382
	Okuwa Co., Ltd.	4,000	54,412
	Onoken Co., Ltd.	2,900	30,865
	Onward Holdings Co., Ltd.	18,500	57,881
#	Ootoya Holdings Co., Ltd.	500	9,122
*	Open Door, Inc.	900	7,979
	Optex Group Co., Ltd.	3,300	37,567
*	Optim Corp.	1,200	23,772
	Organo Corp.	800	42,490
	Origin Co., Ltd.	600	8,082
	Oro Co., Ltd.	700	20,325
	Osaka Organic Chemical Industry, Ltd.	2,900	46,363
	Osaka Soda Co., Ltd.	2,000	45,629
	Osaka Steel Co., Ltd.	1,500	16,402
*	OSAKA Titanium Technologies Co., Ltd.	3,300	28,654
	Osaki Electric Co., Ltd.	6,000	28,846
	OSG Corp.	7,200	93,543
	OSJB Holdings Corp.	18,400	39,544
	OUG Holdings, Inc.	500	12,291
	Outsourcing, Inc.	16,000	75,637
	Oyo Corp.	2,700	31,599
#	Ozu Corp.	600	10,462
	Pacific Industrial Co., Ltd.	6,100	51,692
	Pacific Metals Co., Ltd.	2,700	41,624
	Pack Corp. (The)	1,400	44,303
	PAL GROUP Holdings Co., Ltd.	2,800	32,754
	Paramount Bed Holdings Co., Ltd.	2,000	82,508
	Paris Miki Holdings, Inc.	1,000	2,477
	Pasona Group, Inc.	2,300	22,844
#	PC Depot Corp.	5,160	25,824
	PCA Corp.	300	10,144
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	7,654
	Penta-Ocean Construction Co., Ltd.	29,400	148,525
	Pepper Food Service Co., Ltd.	900	3,914
#	Phil Co., Inc.	200	5,138
#	PIA Corp.	600	16,332
	Pickles Corp.	1,200	25,037
	Pilot Corp.	2,500	83,757
	Piolax, Inc.	3,900	58,062
	Poletowin Pitcrew Holdings, Inc.	3,400	28,089
	Premium Group Co., Ltd.	1,600	26,124
	Press Kogyo Co., Ltd.	9,000	22,182
	Pressance Corp.	3,600	36,843
	Prestige International, Inc.	9,600	74,987
	Prima Meat Packers, Ltd.	3,000	68,024
	Pronexus, Inc.	2,300	23,108
#	Prospect Co., Ltd.	44,000	10,090

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	2,000	$17,865
	PS Mitsubishi Construction Co., Ltd.	3,600	17,668
	Punch Industry Co., Ltd.	2,600	8,345
	QB Net Holdings Co., Ltd.	700	11,833
	Qol Holdings Co., Ltd.	2,600	28,745
	Quick Co., Ltd.	1,500	14,257
	Raito Kogyo Co., Ltd.	4,700	58,451
	Raiznext Corp.	6,500	71,920
	Rakus Co., Ltd.	3,600	57,026
	Rasa Corp.	1,400	10,778
	Rasa Industries, Ltd.	800	9,230
#	Raysum Co., Ltd.	1,900	15,728
#	RECOMM Co., Ltd.	9,700	7,611
	Relia, Inc.	4,800	50,597
	Renaissance, Inc.	1,600	14,957
*	RENOVA, Inc.	3,400	34,147
*	Renown, Inc.	3,000	2,158
	Resorttrust, Inc.	11,100	113,806
	Restar Holdings Corp.	2,800	45,159
	Retail Partners Co., Ltd.	2,000	23,470
	Rheon Automatic Machinery Co., Ltd.	2,000	22,626
	Rhythm Watch Co., Ltd.	1,000	5,921
	Ricoh Leasing Co., Ltd.	1,900	50,578
#	Ride On Express Holdings Co., Ltd.	1,200	16,564
#*	Right On Co., Ltd.	1,500	6,578
	Riken Corp.	1,300	34,678
	Riken Keiki Co., Ltd.	2,500	48,136
	Riken Technos Corp.	5,600	22,946
	Riken Vitamin Co., Ltd.	2,200	42,297
#	Ringer Hut Co., Ltd.	2,400	48,068
	Rion Co., Ltd.	1,400	28,877
*	Riso Kagaku Corp.	2,300	30,876
	Riso Kyoiku Co., Ltd.	10,600	25,184
	Rock Field Co., Ltd.	2,100	25,426
	Rokko Butter Co., Ltd.	1,700	22,527
	Roland DG Corp.	1,800	22,094
	Rorze Corp.	1,400	57,602
#	Round One Corp.	10,800	88,436
	Royal Holdings Co., Ltd.	3,900	64,242
#*	Rozetta Corp.	700	18,157
#	RS Technologies Co., Ltd.	500	12,045
	Ryobi, Ltd.	3,200	37,704
	Ryoden Corp.	2,300	28,320
	Ryosan Co., Ltd.	2,400	52,483
	Ryoyo Electro Corp.	2,600	58,376
	S Foods, Inc.	2,000	42,233
	S&B Foods, Inc.	600	22,180
	Sac’s Bar Holdings, Inc.	3,250	16,674
	Sagami Rubber Industries Co., Ltd.	1,000	15,315
	Saibu Gas Co., Ltd.	3,600	89,275
	Saizeriya Co., Ltd.	3,300	65,416
	Sakai Chemical Industry Co., Ltd.	1,400	23,455
	Sakai Heavy Industries, Ltd.	600	11,552
	Sakai Moving Service Co., Ltd.	1,100	57,846
	Sakai Ovex Co., Ltd.	800	15,241
	Sakata INX Corp.	5,200	46,433
	Sakura Internet, Inc.	1,700	8,974
#	Sala Corp.	9,800	51,601
	SAMTY Co., Ltd.	3,600	46,573

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San Holdings, Inc.	800	$9,516
	San ju San Financial Group, Inc.	2,700	38,494
	San-A Co., Ltd.	2,000	80,572
	San-Ai Oil Co., Ltd.	7,700	78,173
#*	Sanden Holdings Corp.	3,000	9,613
	Sanei Architecture Planning Co., Ltd.	1,300	14,423
	Sangetsu Corp.	5,600	83,345
	San-In Godo Bank, Ltd. (The)	18,100	94,949
*	Sanix, Inc.	2,800	7,798
	Sanken Electric Co., Ltd.	3,000	62,525
	Sanki Engineering Co., Ltd.	5,000	56,379
	Sankyo Frontier Co., Ltd.	600	17,594
	Sankyo Seiko Co., Ltd.	4,000	17,220
	Sankyo Tateyama, Inc.	2,800	23,080
	Sanoh Industrial Co., Ltd.	3,000	19,393
#	Sansei Technologies, Inc.	1,200	6,515
#	Sansha Electric Manufacturing Co., Ltd.	800	4,015
	Sanshin Electronics Co., Ltd.	2,000	27,857
	Sanwa Holdings Corp.	16,300	126,483
	Sanyo Chemical Industries, Ltd.	1,600	63,032
	Sanyo Denki Co., Ltd.	1,000	43,926
#	Sanyo Electric Railway Co., Ltd.	2,000	39,469
	Sanyo Shokai, Ltd.	2,500	20,876
	Sanyo Special Steel Co., Ltd.	3,000	26,195
	Sanyo Trading Co., Ltd.	2,600	20,845
	Sapporo Holdings, Ltd.	7,300	138,964
	Sato Holdings Corp.	2,700	55,522
#	Sato Shoji Corp.	2,600	19,583
#	Satori Electric Co., Ltd.	2,600	19,811
#	Sawada Holdings Co., Ltd.	3,300	27,568
	Saxa Holdings, Inc.	400	6,372
	SB Technology Corp.	1,400	34,759
	SBS Holdings, Inc.	2,300	38,893
	Scala, Inc.	1,600	7,507
	SCREEN Holdings Co., Ltd.	600	28,979
	Scroll Corp.	2,300	6,931
	SEC Carbon, Ltd.	200	11,845
	Secom Joshinetsu Co., Ltd.	945	29,479
	Seed Co., Ltd.	1,500	11,247
	Seika Corp.	1,600	16,644
	Seikagaku Corp.	5,200	51,506
	Seikitokyu Kogyo Co., Ltd.	5,600	41,553
	Seiko Holdings Corp.	3,300	54,792
	Seiko PMC Corp.	800	4,854
	Seiren Co., Ltd.	5,800	68,672
	Sekisui Jushi Corp.	3,700	75,229
	Sekisui Plastics Co., Ltd.	3,500	19,583
	Senko Group Holdings Co., Ltd.	12,400	101,058
	Senshu Electric Co., Ltd.	1,200	27,762
	Senshu Ikeda Holdings, Inc.	29,200	45,583
	Senshukai Co., Ltd.	3,000	9,772
#	SFP Holdings Co., Ltd.	1,400	17,419
	Shibaura Electronics Co., Ltd.	700	15,146
	Shibaura Machine Co., Ltd.	3,200	62,953
	Shibaura Mechatronics Corp.	400	10,045
	Shibusawa Warehouse Co., Ltd. (The)	1,200	24,967
	Shibuya Corp.	2,000	49,224
*	SHIFT, Inc.	200	16,711
	Shiga Bank, Ltd. (The)	5,799	136,585

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikibo, Ltd.	900	$8,881
	Shikoku Bank, Ltd. (The)	5,400	41,912
	Shikoku Chemicals Corp.	4,600	46,733
	Shikoku Electric Power Co., Inc.	11,100	85,799
	Shima Seiki Manufacturing, Ltd.	3,700	55,689
	Shimachu Co., Ltd.	4,800	119,875
	Shimizu Bank, Ltd. (The)	1,100	18,548
	Shimojima Co., Ltd.	1,200	13,807
	Shin Nippon Air Technologies Co., Ltd.	700	14,538
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	18,536
	Shinagawa Refractories Co., Ltd.	1,200	24,370
	Shindengen Electric Manufacturing Co., Ltd.	1,400	32,280
	Shin-Etsu Polymer Co., Ltd.	5,000	38,982
#	Shin-Keisei Electric Railway Co., Ltd.	900	17,164
	Shinko Electric Industries Co., Ltd.	8,900	111,091
	Shinko Shoji Co., Ltd.	5,200	41,934
	Shinmaywa Industries, Ltd.	8,000	81,250
	Shinnihon Corp.	3,400	24,203
	Shinoken Group Co., Ltd.	3,900	28,860
	Shinsho Corp.	1,000	16,801
	Shinwa Co., Ltd.	900	14,918
	Shinwa Co., Ltd.	1,700	10,917
	Shizuki Electric Co., Inc.	1,600	6,947
	Shizuoka Gas Co., Ltd.	7,200	64,698
#*	Shobunsha Holdings, Inc.	1,300	4,775
	Shoei Co., Ltd.	2,600	49,460
	Shoei Foods Corp.	1,800	65,598
	Shofu, Inc.	1,000	14,851
	Showa Corp.	5,400	113,470
	Showa Sangyo Co., Ltd.	2,000	59,893
	SIGMAXYZ, Inc.	1,700	23,969
	Siix Corp.	3,800	30,949
	Sinanen Holdings Co., Ltd.	1,300	33,291
	Sinfonia Technology Co., Ltd.	3,599	34,081
	Sinko Industries, Ltd.	2,400	31,170
	Sintokogio, Ltd.	5,338	36,900
	SK-Electronics Co., Ltd.	1,300	12,763
	SKY Perfect JSAT Holdings, Inc.	17,800	66,917
	SMK Corp.	500	11,943
	SMS Co., Ltd.	6,400	139,496
	Snow Peak, Inc.	1,600	11,523
	SNT Corp.	3,900	9,085
	Soda Nikka Co., Ltd.	3,100	17,218
	Sodick Co., Ltd.	5,800	39,975
	Soft99 Corp.	2,300	17,574
	Softbrain Co., Ltd.	2,100	9,040
	Softcreate Holdings Corp.	900	15,343
	Software Service, Inc.	400	37,615
#	Soiken Holdings, Inc.	2,200	9,148
	Soken Chemical & Engineering Co., Ltd.	800	8,033
	Solasto Corp.	5,000	50,929
	Soliton Systems K.K	1,500	18,758
	Sotoh Co., Ltd.	600	5,210
#	Sourcenext Corp.	6,400	18,683
	Space Co., Ltd.	880	8,514
	Space Value Holdings Co., Ltd.	4,700	14,827
	Sparx Group Co., Ltd.	11,800	18,889
	SPK Corp.	1,000	12,070
	S-Pool, Inc.	4,300	29,386

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SRA Holdings	1,000	$19,949
*	SRS Holdings Co., Ltd.	2,500	19,576
	ST Corp.	2,100	29,608
	St Marc Holdings Co., Ltd.	1,700	28,386
	Star Mica Holdings Co., Ltd.	1,800	24,559
	Star Micronics Co., Ltd.	4,000	44,160
	Starts Corp., Inc.	3,200	61,904
	Starzen Co., Ltd.	1,000	40,823
	Stella Chemifa Corp.	900	19,627
	Step Co., Ltd.	1,500	19,207
	Strike Co., Ltd.	600	24,263
	Studio Alice Co., Ltd.	1,100	14,810
	Subaru Enterprise Co., Ltd.	200	14,577
	Sugimoto & Co., Ltd.	1,500	24,053
	Sumida Corp.	2,400	15,612
#	Suminoe Textile Co., Ltd.	900	14,884
	Sumitomo Bakelite Co., Ltd.	4,400	113,646
	Sumitomo Densetsu Co., Ltd.	2,200	45,793
	Sumitomo Mitsui Construction Co., Ltd.	18,992	78,368
	Sumitomo Osaka Cement Co., Ltd.	4,500	146,434
*	Sumitomo Precision Products Co., Ltd.	600	12,268
	Sumitomo Riko Co., Ltd.	5,000	26,739
	Sumitomo Seika Chemicals Co., Ltd.	1,600	43,886
	Sumitomo Warehouse Co., Ltd. (The)	8,100	92,460
	Sun Frontier Fudousan Co., Ltd.	3,700	29,393
	Suncall Corp.	1,500	5,365
	Sun-Wa Technos Corp.	1,500	11,475
	Sushiro Global Holdings, Ltd.	2,400	37,016
	Suzuki Co., Ltd.	1,400	9,393
	SWCC Showa Holdings Co., Ltd.	3,700	37,908
	Systena Corp.	7,000	98,410
	Syuppin Co., Ltd.	1,800	12,108
	T Hasegawa Co., Ltd.	3,600	72,185
	T RAD Co., Ltd.	1,100	13,795
	T&K Toka Co., Ltd.	2,300	15,478
	Tachibana Eletech Co., Ltd.	2,500	34,357
	Tachikawa Corp.	1,100	11,180
	Tachi-S Co., Ltd.	4,300	37,620
#	Tadano, Ltd.	12,600	96,110
	Taihei Dengyo Kaisha, Ltd.	2,600	53,182
	Taiho Kogyo Co., Ltd.	1,900	9,141
	Taikisha, Ltd.	2,500	72,808
	Taiko Bank, Ltd. (The)	1,100	15,596
	Taiko Pharmaceutical Co., Ltd.	3,300	50,547
	Taisei Lamick Co., Ltd.	800	19,403
	Taiyo Holdings Co., Ltd.	1,800	73,604
	Takamatsu Construction Group Co., Ltd.	2,100	43,114
	Takamiya Co., Ltd.	1,700	6,646
	Takaoka Toko Co., Ltd.	1,200	10,362
	Takara Holdings, Inc.	12,000	88,310
	Takara Leben Co., Ltd.	9,300	30,455
	Takara Standard Co., Ltd.	4,200	61,898
	Takasago International Corp.	2,100	44,519
	Takasago Thermal Engineering Co., Ltd.	4,700	74,086
	Takashimaya Co., Ltd.	12,900	116,579
	Take And Give Needs Co., Ltd.	1,000	6,350
#	TAKEBISHI Corp.	1,400	17,725
	Takeei Corp.	1,900	14,167
	Takeuchi Manufacturing Co., Ltd.	4,400	63,233

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takihyo Co., Ltd.	200	$3,004
	Takisawa Machine Tool Co., Ltd.	1,100	11,332
	Takuma Co., Ltd.	7,700	83,250
#	Tama Home Co., Ltd.	1,900	22,052
	Tamagawa Holdings Co., Ltd.	1,000	19,971
	Tamron Co., Ltd.	2,000	33,275
	Tamura Corp.	11,000	45,100
	Tanseisha Co., Ltd.	3,800	24,371
#	Taoka Chemical Co., Ltd.	200	12,842
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	25,237
	Tayca Corp.	1,900	26,536
#	Tazmo Co., Ltd.	1,100	12,012
#	Tbk Co., Ltd.	2,800	12,373
	TDC Soft, Inc.	1,600	12,469
	TechMatrix Corp.	2,100	52,469
	Techno Ryowa, Ltd.	1,500	10,996
#	Techno Smart Corp.	700	5,177
	TechnoPro Holdings, Inc.	2,900	165,201
	Teikoku Electric Manufacturing Co., Ltd.	3,100	38,038
	Teikoku Sen-I Co., Ltd.	2,300	46,868
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,859
	Tekken Corp.	1,800	35,580
	Tenma Corp.	2,000	28,852
#	Tenpos Holdings Co., Ltd.	500	8,836
	Terilogy Co., Ltd.	1,600	6,865
	T-Gaia Corp.	2,100	41,718
	TKC Corp.	1,600	79,015
	Toa Corp.	2,600	17,269
	Toa Corp.	3,000	39,342
	Toa Oil Co., Ltd.	1,200	19,680
	TOA ROAD Corp.	300	8,082
	Toagosei Co., Ltd.	13,200	120,771
	Tobishima Corp.	3,420	33,853
	TOC Co., Ltd.	6,100	37,852
	Tocalo Co., Ltd.	8,600	84,668
	Tochigi Bank, Ltd. (The)	19,000	27,411
	Toda Corp.	7,100	41,245
*	Toda Kogyo Corp.	700	8,366
	Toei Animation Co., Ltd.	700	34,575
	Toei Co., Ltd.	400	49,681
	Toenec Corp.	1,400	42,441
	Toho Bank, Ltd. (The)	31,300	72,873
#	Toho Co., Ltd.	900	14,456
	Toho Holdings Co., Ltd.	5,600	115,976
#	Toho Titanium Co., Ltd.	3,900	22,084
*	Toho Zinc Co., Ltd.	2,800	34,180
	Tohoku Bank, Ltd. (The)	800	6,541
	Tohokushinsha Film Corp.	1,800	9,640
	Tokai Corp.	1,800	46,585
	TOKAI Holdings Corp.	9,000	81,342
	Tokai Rika Co., Ltd.	6,900	87,903
	Tokai Tokyo Financial Holdings, Inc.	32,200	68,415
	Token Corp.	880	60,418
	Tokushu Tokai Paper Co., Ltd.	919	34,658
	Tokuyama Corp.	7,500	158,250
#*	Tokyo Base Co., Ltd.	2,400	6,433
#	Tokyo Dome Corp.	10,700	78,170
	Tokyo Electron Device, Ltd.	1,200	30,335
	Tokyo Energy & Systems, Inc.	4,100	27,716

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tokyo Individualized Educational Institute, Inc.	1,600	$8,020
	Tokyo Keiki, Inc.	1,800	12,572
	Tokyo Kiraboshi Financial Group, Inc.	3,924	38,186
	Tokyo Ohka Kogyo Co., Ltd.	1,300	55,912
	Tokyo Rakutenchi Co., Ltd.	500	18,749
*	Tokyo Rope Manufacturing Co., Ltd.	2,400	11,792
	Tokyo Sangyo Co., Ltd.	2,700	12,144
	Tokyo Seimitsu Co., Ltd.	4,000	129,387
#	Tokyo Steel Manufacturing Co., Ltd.	13,200	84,040
	Tokyo Tekko Co., Ltd.	1,500	15,691
	Tokyo Theatres Co., Inc.	600	6,595
	Tokyotokeiba Co., Ltd.	1,800	59,316
	Tokyu Construction Co., Ltd.	12,700	65,655
	Tokyu Recreation Co., Ltd.	600	24,614
	Toli Corp.	6,000	14,228
	Tomato Bank, Ltd.	900	8,718
	Tomoe Corp.	3,500	11,305
	Tomoe Engineering Co., Ltd.	1,000	17,556
	Tomoku Co., Ltd.	1,500	21,520
	TOMONY Holdings, Inc.	16,800	56,282
	Tomy Co., Ltd.	9,217	74,444
	Tonami Holdings Co., Ltd.	800	39,377
	Topcon Corp.	9,900	81,287
	Toppan Forms Co., Ltd.	7,500	65,889
	Topre Corp.	4,300	49,742
	Topy Industries, Ltd.	1,800	21,047
	Torex Semiconductor, Ltd.	1,100	10,770
#	Toridoll Holdings Corp.	4,800	54,805
	Torigoe Co., Ltd. (The)	2,500	20,851
	Torii Pharmaceutical Co., Ltd.	1,600	44,052
	Torikizoku Co., Ltd.	1,000	14,324
	Torishima Pump Manufacturing Co., Ltd.	2,000	13,620
	Tosei Corp.	4,200	40,760
	Toshiba TEC Corp.	1,600	52,102
	Tosho Co., Ltd.	1,400	12,639
	Totech Corp.	1,200	22,968
#	Totetsu Kogyo Co., Ltd.	2,600	67,196
	Tottori Bank, Ltd. (The)	600	6,257
	Tow Co., Ltd.	3,000	7,767
	Towa Bank, Ltd. (The)	4,300	26,595
	Towa Corp.	2,500	21,597
	Towa Pharmaceutical Co., Ltd.	3,000	61,852
	Toyo Construction Co., Ltd.	12,400	49,517
	Toyo Corp.	3,000	28,531
	Toyo Denki Seizo K.K	1,000	11,549
#*	Toyo Engineering Corp.	3,400	11,896
#	Toyo Gosei Co., Ltd.	400	19,250
	Toyo Ink SC Holdings Co., Ltd.	4,600	87,494
	Toyo Kanetsu K.K	1,200	21,253
	Toyo Machinery & Metal Co., Ltd.	2,600	9,765
	Toyo Securities Co., Ltd.	12,000	13,632
	Toyo Tanso Co., Ltd.	1,900	26,100
#	Toyo Tire Corp.	12,100	141,682
	Toyobo Co., Ltd.	9,900	115,323
	TPR Co., Ltd.	3,300	38,523
	Trancom Co., Ltd.	700	46,363
	Transaction Co., Ltd.	2,400	21,589
*	Transcosmos, Inc.	1,200	23,944
	Tri Chemical Laboratories, Inc.	600	53,311

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	3,800	$82,204
	TS Tech Co., Ltd.	1,300	35,249
	TSI Holdings Co., Ltd.	8,125	31,456
	Tsubaki Nakashima Co., Ltd.	6,400	44,914
	Tsubakimoto Chain Co.	3,500	81,979
	Tsubakimoto Kogyo Co., Ltd.	400	12,071
#	Tsugami Corp.	5,000	43,186
	Tsukada Global Holdings, Inc.	1,900	6,308
	Tsukishima Kikai Co., Ltd.	4,000	45,065
	Tsukuba Bank, Ltd.	5,500	8,749
	Tsukui Corp.	5,200	21,265
	Tsumura & Co.	1,100	30,429
	Tsurumi Manufacturing Co., Ltd.	2,000	34,975
	Tsutsumi Jewelry Co., Ltd.	800	12,348
	TV Asahi Holdings Corp.	3,400	50,472
	Tv Tokyo Holdings Corp.	2,000	44,509
	UACJ Corp.	4,503	73,387
	Ube Industries, Ltd.	6,600	110,678
	Uchida Yoko Co., Ltd.	800	35,090
	Ulvac, Inc.	5,400	148,838
*	UMC Electronics Co., Ltd.	900	1,979
#*	Umenohana Co., Ltd.	600	7,296
*	Uniden Holdings Corp.	1,000	17,581
	Union Tool Co.	900	22,859
	Unipres Corp.	5,500	48,232
	United Arrows, Ltd.	3,300	51,436
	United Super Markets Holdings, Inc.	6,300	61,907
	UNITED, Inc.	1,200	11,557
*	Unitika, Ltd.	10,400	31,184
	Universal Entertainment Corp.	3,100	50,840
	Ushio, Inc.	13,600	143,407
#*	UT Group Co., Ltd.	2,300	32,328
	Utoc Corp.	500	2,253
	V Technology Co., Ltd.	1,200	41,421
	Valor Holdings Co., Ltd.	4,800	89,148
	Valqua, Ltd.	2,400	39,909
#	ValueCommerce Co., Ltd.	1,500	30,736
*	Vector, Inc.	3,300	21,598
	Vertex Corp.	600	7,629
#*	VIA Holdings, Inc.	1,200	5,010
*	Vision, Inc.	2,400	16,536
	Vital KSK Holdings, Inc.	4,800	48,639
	VT Holdings Co., Ltd.	11,300	31,057
	Wacoal Holdings Corp.	5,300	106,895
	Wacom Co., Ltd.	16,400	57,031
	Wakachiku Construction Co., Ltd.	1,700	18,869
	Wakita & Co., Ltd.	5,900	54,362
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	36,372
	Watahan & Co., Ltd.	1,000	16,165
#	WATAMI Co., Ltd.	3,300	31,604
	WDB Holdings Co., Ltd.	600	13,979
	Weathernews, Inc.	700	23,895
	West Holdings Corp.	2,860	47,256
	Will Group, Inc.	1,500	8,903
	WIN-Partners Co., Ltd.	3,100	25,629
	Wood One Co., Ltd.	600	6,092
	World Co., Ltd.	1,800	21,118
	World Holdings Co., Ltd.	1,000	13,249
	Wowow, Inc.	800	18,949

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	W-Scope Corp.	7,200	$23,700
	Xebio Holdings Co., Ltd.	4,700	38,862
	Yachiyo Industry Co., Ltd.	1,500	6,014
	Yahagi Construction Co., Ltd.	4,200	31,028
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	9,421
	YAKUODO Holdings Co., Ltd.	1,000	23,689
	YAMABIKO Corp.	3,960	30,520
	YAMADA Consulting Group Co., Ltd.	900	9,326
	Yamagata Bank, Ltd. (The)	3,600	42,430
	Yamaguchi Financial Group, Inc.	24,000	129,343
	Yamaichi Electronics Co., Ltd.	3,100	42,280
#	YA-MAN, Ltd.	2,800	17,660
	Yamanashi Chuo Bank, Ltd. (The)	4,600	34,258
	Yamatane Corp.	1,000	11,227
	Yamato Corp.	1,400	8,610
	Yamato Kogyo Co., Ltd.	5,700	111,861
	Yamazen Corp.	6,600	55,503
	Yashima Denki Co., Ltd.	2,600	19,842
	Yasuda Logistics Corp.	2,000	16,016
#	Yasunaga Corp.	900	8,254
	Yasuragi Co., Ltd.	2,000	34,905
	Yellow Hat, Ltd.	3,600	50,019
	Yodogawa Steel Works, Ltd.	2,400	37,760
	Yokogawa Bridge Holdings Corp.	3,300	57,923
	Yokohama Reito Co., Ltd.	6,700	56,557
	Yokowo Co., Ltd.	1,700	38,364
	Yomeishu Seizo Co., Ltd.	1,000	17,591
	Yomiuri Land Co., Ltd.	500	16,049
	Yondenko Corp.	420	9,248
	Yondoshi Holdings, Inc.	2,300	37,278
#	Yorozu Corp.	3,300	34,893
#	Yoshinoya Holdings Co., Ltd.	5,000	103,328
	Yotai Refractories Co., Ltd.	3,000	16,988
	Yuasa Trading Co., Ltd.	2,000	53,820
#	Yumeshin Holdings Co., Ltd.	7,100	39,251
	Yurtec Corp.	6,100	34,264
	Yushin Precision Equipment Co., Ltd.	1,200	7,403
	Yushiro Chemical Industry Co., Ltd.	1,000	10,604
	Zenitaka Corp. (The)	400	13,182
	Zenrin Co., Ltd.	3,800	40,056
	ZIGExN Co., Ltd.	5,200	15,157
	Zuiko Corp.	700	28,716

TOTAL JAPAN			52,999,226

NETHERLANDS — (2.9%)
	Aalberts NV	12,331	347,237
*	Accell Group NV	3,075	57,464
	Aegon NV	60,268	155,892
*	Altice Europe NV	53,908	215,077
#	AMG Advanced Metallurgical Group NV	2,744	46,170
	Amsterdam Commodities NV	2,318	49,940
	APERAM SA	6,227	161,347
#	Arcadis NV	8,847	137,546
*	Argenx SE	273	40,827
	ASM International NV	5,440	601,448
	ASR Nederland NV	16,636	445,831
*	Basic-Fit NV	3,159	64,171
#	BE Semiconductor Industries NV	9,703	401,566
#*	Beter Bed Holding NV	1,921	3,436

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Boskalis Westminster	10,371	$179,775
#	Brunel International NV	2,547	16,065
	Corbion NV	6,733	242,063
	Euronext NV	5,979	501,961
#	Flow Traders	3,614	120,562
#	ForFarmers NV	4,983	33,152
#*	Fugro NV	9,528	35,691
#	GrandVision NV	2,203	58,606
*	Heijmans NV	2,916	20,353
	Hunter Douglas NV	685	31,925
#	IMCD NV	6,146	542,717
	Intertrust NV	8,872	139,629
*	Just Eat Takeaway.com NV	3,310	340,239
#*	Kendrion NV	2,182	26,331
*	Koninklijke BAM Groep NV	34,191	57,121
#	Koninklijke Vopak NV	5,413	311,393
*	Lucas Bols NV	553	5,053
*	Nederland Apparatenfabriek	608	23,150
#*	OCI NV	4,871	58,819
	Ordina NV	14,344	28,688
#	PostNL NV	58,656	101,067
	SBM Offshore NV	21,716	275,252
#	SIF Holding NV	540	5,784
	Signify NV	13,843	281,793
	Sligro Food Group NV	3,086	48,197
#	SNS NV	15,156	0
	TKH Group NV	4,150	145,597
	TomTom NV	7,909	62,269
	Van Lanschot Kempen NV	1,388	21,318

TOTAL NETHERLANDS			6,442,522

NEW ZEALAND — (0.5%)
	Air New Zealand, Ltd.	1,918	1,566
	Arvida Group, Ltd.	39,703	33,165
	Briscoe Group, Ltd.	9,711	18,683
	Chorus, Ltd.	38,110	166,314
	Delegat Group, Ltd.	2,022	12,246
	Freightways, Ltd.	12,407	50,393
	Genesis Energy, Ltd.	32,503	55,591
#	Gentrack Group, Ltd.	4,745	4,319
	Hallenstein Glasson Holdings, Ltd.	5,327	12,483
	Heartland Group Holdings, Ltd.	61,601	42,251
	Infratil, Ltd.	59,825	167,510
	Investore Property, Ltd.	30,334	31,682
	Kathmandu Holdings, Ltd.	57,266	27,499
	Metlifecare, Ltd.	18,797	48,096
	New Zealand Refining Co., Ltd. (The)	22,065	12,415
*	NZME, Ltd.	14,069	1,488
#	NZX, Ltd.	33,562	26,211
	Oceania Healthcare, Ltd.	31,507	14,703
	PGG Wrightson, Ltd.	1,057	1,716
*	Pushpay Holdings, Ltd.	11,016	28,792
*	Restaurant Brands New Zealand, Ltd.	2,935	21,501
	Sanford, Ltd.	8,585	36,663
#	Scales Corp., Ltd.	8,503	25,155
*	Serko, Ltd.	2,845	4,555
	Skellerup Holdings, Ltd.	17,609	20,821
*	SKY Network Television, Ltd.	36,103	6,162
	SKYCITY Entertainment Group, Ltd.	62,747	101,268

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Steel & Tube Holdings, Ltd.	31,557	$12,382
	Summerset Group Holdings, Ltd.	17,659	65,128
*	Synlait Milk, Ltd.	5,821	24,306
	Tourism Holdings, Ltd.	12,709	9,881
*	TOWER, Ltd.	39,659	14,466
	Trustpower, Ltd.	4,827	19,140
	Vista Group International, Ltd.	17,608	13,337
	Warehouse Group, Ltd. (The)	5,475	7,193
	Z Energy, Ltd.	29,327	55,246

TOTAL NEW ZEALAND			1,194,327

NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	16,252
	AF Gruppen ASA	3,415	56,116
*	Akastor ASA	20,811	8,116
#*	Aker Solutions ASA	16,214	10,599
	American Shipping Co. ASA	5,693	14,557
*	Archer, Ltd.	15,426	2,480
	Atea ASA	7,139	62,497
	Austevoll Seafood ASA	8,309	64,726
	Avance Gas Holding, Ltd.	4,699	9,974
#*	Axactor SE	19,390	12,619
#	B2Holding ASA	15,191	6,126
#	Bonheur ASA	2,524	44,561
	Borregaard ASA	12,564	116,683
*	BW Energy, Ltd.	2,197	2,732
	BW LPG, Ltd.	11,386	38,847
*	BW Offshore, Ltd.	10,768	30,272
#	DNO ASA	74,076	33,468
	Europris ASA	21,503	78,923
#	FLEX LNG, Ltd.	3,636	18,817
#	Frontline, Ltd.	11,340	106,346
	Grieg Seafood ASA	5,477	53,714
#*	Hexagon Composites ASA	13,175	35,828
	Hoegh LNG Holdings, Ltd.	8,753	9,513
#*	Kongsberg Automotive ASA	47,061	5,019
	Kongsberg Gruppen ASA	789	10,139
#*	Kvaerner ASA	20,809	12,885
*	NEL ASA	102,353	125,267
#*	Nordic Nanovector ASA	5,457	10,235
*	Nordic Semiconductor ASA	16,200	95,055
	Norway Royal Salmon ASA	1,435	29,101
#*	Norwegian Air Shuttle ASA	9,981	4,973
*	Norwegian Finans Holding ASA	16,387	87,438
	Norwegian Property ASA	953	1,040
#	Ocean Yield ASA	5,542	14,370
*	Odfjell Drilling, Ltd.	9,723	7,983
*	Odfjell SE, Class A	1,000	2,291
	Olav Thon Eiendomsselskap ASA	1,935	24,896
*	Otello Corp. ASA	22,618	20,814
*	PGS ASA	50,758	18,124
*	PhotoCure ASA	2,990	20,149
*	Protector Forsikring ASA	8,297	27,906
#*	REC Silicon ASA	26,008	8,103
*	Sbanken ASA	11,013	58,650
#	Scatec Solar ASA	10,093	146,939
	Selvaag Bolig ASA	5,226	21,655
	Stolt-Nielsen, Ltd.	2,682	22,850
*	Subsea 7 SA	28,796	158,065

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TGS NOPEC Geophysical Co. ASA	11,315	$173,282
	Treasure ASA	1,741	1,658
	Veidekke ASA	11,063	98,222
*	Wallenius Wilhelmsen ASA	7,933	8,725
	Wilh Wilhelmsen Holding ASA, Class A	1,434	14,422
#*	XXL ASA	7,246	7,241

TOTAL NORWAY			2,071,263

PORTUGAL — (0.3%)
	Altri SGPS SA	7,954	41,979
	Banco Comercial Portugues SA, Class R	915,426	102,420
	CTT-Correios de Portugal SA	16,912	39,901
	Mota-Engil SGPS SA	12,914	16,264
	Navigator Co. SA (The)	29,096	75,599
	NOS SGPS SA	35,021	131,176
	REN -Redes Energeticas Nacionais SGPS SA	56,778	153,792
	Semapa-Sociedade de Investimento e Gestao	3,925	38,738
	Sonae Capital SGPS SA	9,999	5,378
	Sonae SGPS SA	128,614	101,638

TOTAL PORTUGAL			706,885

SINGAPORE — (1.4%)
	Accordia Golf Trust	65,600	26,404
	AEM Holdings, Ltd.	33,900	58,570
	AF Global, Ltd.	5,330	439
	Ascendas India Trust	135,200	120,849
	Banyan Tree Holdings, Ltd.	7,000	1,385
	Best World International, Ltd.	33,400	5,988
	Boustead Projects, Ltd.	6,600	3,549
	Boustead Singapore, Ltd.	40,300	17,105
	Bukit Sembawang Estates, Ltd.	22,400	62,039
	Bund Center Investment, Ltd.	27,000	10,192
	China Aviation Oil Singapore Corp., Ltd.	27,800	20,212
	China Sunsine Chemical Holdings, Ltd.	43,800	11,763
	Chip Eng Seng Corp., Ltd.	45,000	16,507
	Chuan Hup Holdings, Ltd.	87,000	12,005
	ComfortDelGro Corp., Ltd.	216,900	252,867
*	COSCO Shipping International Singapore Co., Ltd.	175,500	28,443
*	Creative Technology, Ltd.	2,650	4,240
	CSE Global, Ltd.	40,000	11,072
	Del Monte Pacific, Ltd.	72,000	5,457
	Delfi, Ltd.	20,200	9,670
*	Ezion Holdings, Ltd.	243,320	1,398
#*	Ezra Holdings, Ltd.	229,921	1,746
	Far East Orchard, Ltd.	11,239	8,043
	First Resources, Ltd.	68,100	60,618
	Fragrance Group, Ltd.	82,000	6,570
	Fraser and Neave, Ltd.	24,800	26,087
	Frasers Property, Ltd.	37,800	32,840
	Frencken Group, Ltd.	41,100	21,430
	GK Goh Holdings, Ltd.	17,813	9,711
	GL, Ltd.	53,000	21,671
	Golden Agri-Resources, Ltd.	907,000	99,741
	GuocoLand, Ltd.	41,300	41,315
*	Halcyon Agri Corp., Ltd.	25,666	6,759
	Haw Par Corp., Ltd.	13,400	97,130
	Hi-P International, Ltd.	20,600	15,514
	Ho Bee Land, Ltd.	35,900	52,547

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hong Fok Corp., Ltd.	54,120	$28,392
*	Hong Leong Asia, Ltd.	16,000	5,858
	Hong Leong Finance, Ltd.	41,500	67,219
	Hotel Grand Central, Ltd.	43,574	28,844
	Hour Glass, Ltd. (The)	27,500	12,072
	Hutchison Port Holdings Trust	591,600	76,671
	Hwa Hong Corp., Ltd.	59,000	11,728
*	Hyflux, Ltd.	27,500	3
#	IGG, Inc.	107,000	68,031
	Indofood Agri Resources, Ltd.	28,000	6,091
	Japfa, Ltd.	32,120	12,926
*	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	136,395
	Lian Beng Group, Ltd.	32,800	8,813
	Mandarin Oriental International, Ltd.	29,400	41,063
	Metro Holdings, Ltd.	49,200	24,528
*	Midas Holdings, Ltd.	114,000	2,910
*	mm2 Asia, Ltd.	48,000	6,038
	OUE, Ltd.	48,400	38,424
	Oxley Holdings, Ltd.	77,670	12,585
	Perennial Real Estate Holdings, Ltd.	20,600	6,627
*	Raffles Education Corp., Ltd.	63,960	3,489
	Raffles Medical Group, Ltd.	103,562	63,680
	Riverstone Holdings, Ltd.	30,400	25,188
	SATS, Ltd.	58,900	136,459
	SBS Transit, Ltd.	8,500	18,170
	Sembcorp Industries, Ltd.	141,400	161,989
*	Sembcorp Marine, Ltd.	77,600	41,025
	Sheng Siong Group, Ltd.	66,800	69,997
	SIA Engineering Co., Ltd.	34,000	44,882
	SIIC Environment Holdings, Ltd.	58,600	9,513
	Sinarmas Land, Ltd.	108,000	14,347
	Singapore Post, Ltd.	185,900	95,793
#	Singapore Press Holdings, Ltd.	169,700	182,233
	Stamford Land Corp., Ltd.	21,000	5,497
	StarHub, Ltd.	45,300	47,722
	Straits Trading Co., Ltd.	7,100	8,123
	Sunningdale Tech, Ltd.	15,000	10,699
*	Swiber Holdings, Ltd.	17,249	249
	Tuan Sing Holdings, Ltd.	45,795	8,094
	UMS Holdings, Ltd.	31,250	17,984
	United Industrial Corp., Ltd.	16,800	26,816
	UOB-Kay Hian Holdings, Ltd.	35,091	29,839
	Vicom, Ltd.	2,200	12,440
	Wing Tai Holdings, Ltd.	58,870	71,972
	XP Power, Ltd.	1,056	42,216
	Yangzijiang Shipbuilding Holdings Ltd.	284,100	197,004
	Yeo Hiap Seng, Ltd.	2,482	1,468
*	Yongnam Holdings, Ltd.	26,250	1,574

TOTAL SINGAPORE			3,125,556

SPAIN — (2.2%)
	Acciona SA	3,199	317,068
	Acerinox SA	19,921	150,068
	Alantra Partners SA	1,872	23,433
	Almirall SA	6,094	78,587
*	Amper SA	88,071	16,375
	Applus Services SA	14,239	93,419
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	26,256

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Azkoyen SA	2,184	$13,933
	Banco de Sabadell SA	125,945	52,216
	Bankia SA	110,368	112,315
	Bankinter SA	64,389	265,812
	Befesa S.A.	1,493	47,166
	Bolsas y Mercados Espanoles SHMSF SA	8,362	305,116
	Cia de Distribucion Integral Logista Holdings SA	3,876	69,188
	CIE Automotive SA	7,242	126,172
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	88,331
	Ebro Foods SA	9,691	206,233
*	eDreams ODIGEO SA	10,043	23,564
	Elecnor SA	4,118	37,593
	Enagas SA	16,030	374,168
#	Ence Energia y Celulosa SA	19,579	62,924
	Ercros SA	14,096	39,734
	Euskaltel SA	12,030	95,888
	Faes Farma SA	36,616	160,103
*	Fluidra SA	4,554	50,748
	Fomento de Construcciones y Contratas SA	7,020	66,673
*	Global Dominion Access SA	11,493	35,359
	Grupo Catalana Occidente SA	7,270	141,288
#*	Grupo Empresarial San Jose SA	2,273	11,247
#*	Grupo Ezentis SA	30,572	10,124
	Iberpapel Gestion SA	963	21,512
*	Indra Sistemas SA	14,501	125,056
	Laboratorios Farmaceuticos Rovi SA	1,642	46,816
	Liberbank SA	249,756	49,954
*	Masmovil Ibercom SA	8,802	166,198
	Mediaset Espana Comunicacion SA	15,385	55,129
	Melia Hotels International SA	16,151	74,111
	Miquel y Costas & Miquel SA	2,523	31,537
*	Neinor Homes SA	1,060	9,287
#*	Obrascon Huarte Lain SA	18,131	14,606
*	Pharma Mar SA	20,076	120,029
	Prim SA	846	8,432
*	Promotora de Informaciones SA, Class A	21,413	14,149
	Prosegur Cia de Seguridad SA	24,644	54,350
*	Quabit Inmobiliaria SA	9,552	4,587
*	Realia Business SA	40,885	32,812
	Sacyr S.A.	58,264	109,272
*	Solaria Energia y Medio Ambiente SA	7,492	76,444
*	Talgo SA	12,111	58,630
*	Tecnicas Reunidas SA	3,329	51,015
	Tubacex SA	17,770	26,645
	Unicaja Banco SA	112,100	60,655
	Vidrala SA	2,149	192,530
	Viscofan SA	4,912	314,801
	Vocento SA	10,365	8,709
	Zardoya Otis SA	16,103	112,070

TOTAL SPAIN			4,940,437

SWEDEN — (2.9%)
	AcadeMedia AB	9,075	46,885
*	Adapteo Oyj	5,028	36,055
	AddLife AB, Class B	556	17,616
	AddNode Group AB	4,034	69,348
	AddTech AB, Class B	6,154	166,838
*	AF POYRY AB	12,282	223,140
#	Alimak Group AB	4,650	49,956

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Arjo AB, Class B	23,668	$116,896
	Atrium Ljungberg AB, Class B	4,164	57,706
*	Attendo AB	17,845	67,820
	Avanza Bank Holding AB	9,926	119,924
	Beijer Alma AB	4,864	46,407
	Beijer Electronics Group AB	3,083	11,991
	Beijer Ref AB	1,645	33,801
	Bergman & Beving AB	4,110	24,215
	Betsson AB	15,720	88,585
	Bilia AB, Class A	10,967	74,376
	BillerudKorsnas AB	14,090	177,633
	BioGaia AB, Class B	2,077	100,085
	Biotage AB	6,310	78,002
	Bonava AB, Class B	9,951	48,231
*	Bravida Holding AB	20,665	166,847
*	Bufab AB	4,911	39,590
*	Bulten AB	1,365	7,123
	Bure Equity AB	8,278	151,147
*	Byggmax Group AB	8,034	34,670
	Catena AB	2,748	87,440
	Clas Ohlson AB, Class B	4,505	39,537
*	Cloetta AB, Class B	38,522	88,708
#*	Collector AB	3,491	5,366
	Coor Service Management Holding AB	5,059	33,295
	Corem Property Group AB, Class B	17,834	34,323
	Dios Fastigheter AB	12,748	78,499
*	Dometic Group AB	26,618	177,897
	Duni AB	5,155	42,306
	Dustin Group AB	7,661	39,101
	Eastnine AB	3,095	35,374
	Elanders AB, Class B	1,738	8,873
#*	Eltel AB	2,122	4,310
*	Enea AB	2,398	32,432
#	eWork Group AB	1,140	7,427
	Fagerhult AB	9,072	35,069
#	FastPartner AB, Class A	4,631	32,889
#*	Fingerprint Cards AB, Class B	22,812	35,858
	Granges AB	10,797	78,892
*	Gunnebo AB	9,405	16,743
	Haldex AB	4,760	17,270
	Heba Fastighets AB, Class B	4,330	37,619
*	Hexpol AB	3,443	24,735
	HIQ International AB	6,152	25,434
#*	HMS Networks AB	2,545	43,838
*	Hoist Finance AB	7,538	20,760
	Humana AB	3,640	15,503
#*	International Petroleum Corp.	9,696	15,115
#	Intrum AB	1,649	25,136
	Inwido AB	11,850	68,123
#*	ITAB Shop Concept AB, Class B	1,515	1,753
	JM AB	8,446	156,524
	Kindred Group P.L.C.	23,558	111,554
	Klovern AB, Class B	70,588	95,348
*	KNOW IT AB	2,857	41,988
	Kungsleden AB	23,412	178,293
	Lagercrantz Group AB, Class B	8,330	115,266
	Lindab International AB	14,073	128,951
	Loomis AB, Class B	5,957	145,266
*	Medivir AB, Class B	1,986	3,314

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Mekonomen AB	5,111	$26,469
*	Modern Times Group MTG AB, Class B	9,738	97,970
#	Momentum Group AB, Class B	3,336	30,370
	Mycronic AB	7,486	125,051
	NCC AB, Class B	4,837	73,739
#*	Nederman Holding AB	2,831	30,973
	New Wave Group AB, Class B	6,935	20,946
	Nobia AB	16,346	61,116
	Nobina AB	12,314	67,149
	Nolato AB, Class B	2,054	107,957
	Nordic Entertainment Group AB, Class B	2,328	55,177
	Nordic Waterproofing Holding A.S.	2,253	19,536
	NP3 Fastigheter AB	4,739	38,736
*	Nyfosa AB	21,554	131,971
*	OEM International AB, Class B	1,480	30,658
*	Orexo AB	1,571	10,269
	Peab AB, Class B	13,157	100,229
	Platzer Fastigheter Holding AB, Class B	6,591	50,605
	Pricer AB, Class B	16,074	32,361
	Proact IT Group AB	775	9,951
#*	Qliro Group AB	9,126	4,118
*	Ratos AB, Class B	27,304	64,631
#*	RaySearch Laboratories AB	2,968	22,563
#	Recipharm AB, Class B	6,960	82,694
	Resurs Holding AB	11,633	42,804
	Rottneros AB	8,130	7,924
	Samhallsbyggnadsbolaget i Norden AB	22,033	42,668
#*	SAS AB	47,741	44,638
	Scandi Standard AB	8,278	54,118
#	Scandic Hotels Group AB	7,382	33,821
	Sectra AB, Class B	2,449	104,102
#*	Semcon AB	1,445	8,065
	Sintercast AB	1,032	13,266
	SkiStar AB	6,071	56,396
	Sweco AB, Class B	1,013	34,609
	Systemair AB	2,722	38,445
	Thule Group AB	10,488	195,568
	Troax Group AB	4,497	51,511
*	VBG Group AB, Class B	1,326	18,302
	Wihlborgs Fastigheter AB	14,693	209,657

TOTAL SWEDEN			6,492,149

SWITZERLAND — (6.5%)
	Allreal Holding AG	2,124	394,516
	ALSO Holding AG	903	185,770
*	ams AG	30,565	401,222
	APG SGA SA	152	27,879
*	Arbonia AG	6,387	54,157
*	Aryzta AG	77,285	31,403
*	Ascom Holding AG	4,196	31,823
*	Autoneum Holding AG	308	27,074
	Bachem Holding AG, Class B	489	115,516
	Banque Cantonale de Geneve	316	59,611
	Banque Cantonale Vaudoise	230	203,083
	Belimo Holding AG	57	379,483
*	Bell Food Group AG	268	68,443
	Bellevue Group AG	1,225	27,542
	Berner Kantonalbank AG	671	156,450
	BKW AG	2,717	220,392

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Bobst Group SA	1,478	$73,778
	Bossard Holding AG, Class A	800	99,778
	Bucher Industries AG	839	236,627
	Burckhardt Compression Holding AG	272	55,192
	Burkhalter Holding AG	430	27,838
	Calida Holding AG	895	27,521
	Carlo Gavazzi Holding AG	62	11,588
	Cembra Money Bank AG	3,288	312,583
	Cicor Technologies, Ltd.	259	10,152
	Cie Financiere Tradition SA	279	32,668
#	Clariant AG	24,802	458,483
	Coltene Holding AG	598	39,946
	Conzzeta AG	218	186,836
	Daetwyler Holding AG	122	20,909
	DKSH Holding AG	5,185	291,972
	dormakaba Holding AG	332	165,682
*	Dottikon Es Holding AG	12	9,274
#	Dufry AG	4,411	144,440
#	EFG International AG	15,276	94,853
	Emmi AG	260	238,824
	Energiedienst Holding AG	1,388	44,141
*	Evolva Holding SA	115,096	26,283
	Feintool International Holding AG	183	8,967
	Fenix Outdoor International AG	523	41,817
*	Flughafen Zurich AG	2,360	291,853
	Forbo Holding AG	149	200,107
	Galenica AG	5,289	378,747
#*	GAM Holding AG	23,150	48,601
	Georg Fischer AG	507	378,374
	Gurit Holding AG	63	89,843
	Helvetia Holding AG	4,587	418,130
*	Hiag Immobilien Holding AG	899	82,313
#*	HOCHDORF Holding AG	130	8,613
	Huber & Suhner AG	2,571	164,182
*	Hypothekarbank Lenzburg AG	9	40,542
	Implenia AG	2,488	101,764
	Inficon Holding AG	226	152,767
	Interroll Holding AG	80	152,109
	Intershop Holding AG	164	84,192
	Investis Holding SA	526	44,565
	IWG P.L.C.	82,435	246,508
	Jungfraubahn Holding AG	563	77,003
	Kardex AG	792	114,384
*	Komax Holding AG	474	68,752
#	Kudelski SA	6,965	24,567
	Landis & Gyr Group AG	1,025	69,218
*	Lastminute.com NV	995	21,858
	LEM Holding SA	50	64,662
	Liechtensteinische Landesbank AG	1,746	99,514
	Logitech International SA	1,041	50,138
	Luzerner Kantonalbank AG	449	182,255
*	Meier Tobler Group AG	174	2,187
	Metall Zug AG	26	49,151
	Mobilezone Holding AG	5,469	48,431
	Mobimo Holding AG	1,289	355,316
	OC Oerlikon Corp. AG	28,334	212,789
*	Orascom Development Holding AG	1,611	13,928
	Orior AG	755	62,715
	Phoenix Mecano AG	95	36,338

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Plazza AG, Class A	250	$72,317
	PSP Swiss Property AG	5,203	604,419
	Rieter Holding AG	458	44,673
	Romande Energie Holding SA	46	49,960
	Schaffner Holding AG	70	11,613
#*	Schmolz + Bickenbach AG	75,342	14,139
	Schweiter Technologies AG	165	163,706
	SFS Group AG	1,898	150,191
	Siegfried Holding AG	467	212,865
	SIG Combibloc Group AG	25,699	416,240
	St Galler Kantonalbank AG	390	168,401
	Sulzer AG	2,117	149,734
	Sunrise Communications Group AG	4,346	348,121
	Swiss Prime Site AG	2,550	242,777
	Swissquote Group Holding SA	1,186	77,020
	Tecan Group AG	910	292,968
	Thurgauer Kantonalbank	118	12,646
	TX Group AG	438	29,140
#	u-blox Holding AG	1,047	73,336
	Valiant Holding AG	1,754	169,426
#*	Valora Holding AG	456	81,911
#	Varia US Properties AG	834	31,827
	VAT Group AG	3,471	572,859
	Vaudoise Assurances Holding SA	144	70,160
	Vetropack Holding AG	30	88,328
*	Von Roll Holding AG	1,435	813
	Vontobel Holding AG	4,114	213,642
	VP Bank AG	694	91,765
	VZ Holding AG	1,520	106,111
	Walliser Kantonalbank	485	53,936
	Warteck Invest AG	28	59,645
#	Ypsomed Holding AG	243	31,872
	Zehnder Group AG	1,871	73,318
	Zug Estates Holding AG, Class B	34	67,816
	Zuger Kantonalbank AG	17	110,872

TOTAL SWITZERLAND			14,439,499

UNITED KINGDOM — (13.8%)
	4imprint Group P.L.C.	4,059	95,567
	888 Holdings P.L.C.	26,145	47,477
	A.G. Barr P.L.C.	11,359	70,561
	AA P.L.C.	61,811	21,048
	Advanced Medical Solutions GrouAdvanced Medical Solutions Group P.L.C.	3,253	9,942
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	170,993
	Alliance Pharma P.L.C.	38,308	36,430
	Anglo Pacific Group P.L.C.	21,303	42,534
	Anglo-Eastern Plantations P.L.C.	1,293	7,802
	Arrow Global Group P.L.C.	17,804	22,606
	Ascential P.L.C.	18,249	57,956
	Ashmore Group P.L.C.	37,560	179,080
*	ASOS P.L.C.	5,776	174,272
	Avon Rubber P.L.C.	4,443	148,019
	B&M European Value Retail SA	69,610	291,105
	Babcock International Group P.L.C.	67,058	355,184
	Balfour Beatty P.L.C.	85,249	277,460
	Bank of Georgia Group P.L.C.	4,639	58,226
	Beazley P.L.C.	52,651	260,335

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway P.L.C.	14,240	$476,489
	Biffa P.L.C.	24,784	68,508
	Bloomsbury Publishing P.L.C.	9,642	24,995
	Bodycote P.L.C.	23,492	171,865
*	Boohoo Group P.L.C.	82,394	334,802
	Brewin Dolphin Holdings P.L.C.	56,636	195,142
	Britvic P.L.C.	28,735	264,498
	Burford Capital, Ltd.	3,837	24,103
*	Cairn Energy P.L.C.	122,323	172,346
*	Capita P.L.C.	61,474	30,101
	Capital & Counties Properties P.L.C.	84,443	176,351
	Card Factory P.L.C.	36,595	19,284
	CareTech Holdings P.L.C.	7,586	40,112
	Carr’s Group P.L.C.	4,336	6,182
	Castings P.L.C.	4,744	19,588
	Centamin P.L.C.	133,441	258,365
	Central Asia Metals P.L.C.	10,032	17,980
	Chemring Group P.L.C.	40,809	101,503
	Chesnara P.L.C.	18,041	75,489
	Cineworld Group P.L.C.	74,014	61,020
*	Circassia Pharmaceuticals P.L.C.	12,752	4,487
	City of London Investment Group P.L.C.	1,712	6,622
	Clarkson P.L.C.	4,914	154,253
	Clinigen Group P.L.C.	905	8,200
	Clipper Logistics P.L.C.	3,172	8,479
	Close Brothers Group P.L.C.	22,610	310,051
	CLS Holdings P.L.C.	19,418	50,331
	CMC Markets P.L.C.	10,400	26,245
	Coats Group P.L.C.	103,557	59,899
	Computacenter P.L.C.	9,400	171,794
*	Concentric AB	5,416	61,057
	ConvaTec Group P.L.C.	118,261	315,866
	Costain Group P.L.C.	10,708	10,625
	Countryside Properties P.L.C.	45,655	232,603
*	Countrywide P.L.C.	271	230
	Cranswick P.L.C.	8,895	416,052
	Crest Nicholson Holdings P.L.C.	31,067	100,104
	CVS Group P.L.C.	6,147	70,719
	Daejan Holdings P.L.C.	1,099	111,290
	Daily Mail & General Trust P.L.C., Class A	17,357	154,143
	Dart Group P.L.C.	12,720	102,764
	De La Rue P.L.C.	13,471	11,329
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	27,112	54,238
	DFS Furniture P.L.C.	18,806	35,794
*	Dialight P.L.C.	1,573	3,923
*	Dialog Semiconductor P.L.C.	9,400	295,206
	Dignity P.L.C.	5,679	17,343
	Diploma P.L.C.	18,909	409,847
	DiscoverIE Group P.L.C.	8,605	53,849
	Dixons Carphone P.L.C.	128,311	124,732
	Domino’s Pizza Group P.L.C.	57,872	250,782
	Drax Group P.L.C.	48,358	126,775
	Dunelm Group P.L.C.	9,198	106,272
	easyJet P.L.C.	21,330	161,569
#*	EKF Diagnostics Holdings P.L.C.	28,411	13,894
	Electrocomponents P.L.C.	71,675	520,648
	Elementis P.L.C.	101,146	89,032
	EMIS Group P.L.C.	4,199	55,353

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest P.L.C.	139,312	$19,912
	Equiniti Group P.L.C.	47,466	102,333
	Essentra P.L.C.	35,380	124,180
	Euromoney Institutional Investor P.L.C.	11,592	120,457
	FDM Group Holdings P.L.C.	9,533	89,829
	Ferrexpo P.L.C.	46,878	79,382
	Fevertree Drinks P.L.C.	9,440	206,039
	First Derivatives P.L.C.	515	16,770
*	Firstgroup P.L.C.	218,529	184,015
	Forterra P.L.C.	10,171	30,820
*	Foxtons Group P.L.C.	34,139	18,273
*	Frasers Group P.L.C.	21,667	70,908
*	Frontier Developments P.L.C.	387	7,400
	Fuller Smith & Turner P.L.C., Class A	4,390	38,742
	Future P.L.C.	1	12
	G4S P.L.C.	172,346	236,593
	Galliford Try Holdings P.L.C.	19,567	37,040
	Games Workshop Group P.L.C.	5,956	450,777
*	Gamesys Group P.L.C.	7,493	82,789
	Gamma Communications P.L.C.	2,757	46,305
*	Gem Diamonds, Ltd.	14,716	7,060
	Genel Energy P.L.C.	14,140	20,759
	Genus P.L.C.	1,195	51,340
*	Georgia Capital P.L.C.	3,318	17,517
	Global Ports Holding P.L.C.	952	729
	Go-Ahead Group P.L.C. (The)	9,061	152,913
	GoCo Group P.L.C.	37,856	39,616
	Gooch & Housego P.L.C.	327	4,375
	Grafton Group P.L.C.	31,205	248,997
	Grainger P.L.C.	71,346	239,702
	Greggs P.L.C.	11,352	261,109
	Gulf Keystone Petroleum, Ltd.	29,820	29,848
	Gym Group P.L.C. (The)	13,715	28,724
	Halfords Group P.L.C.	23,225	31,674
	Hastings Group Holdings P.L.C.	29,838	68,371
	Hays P.L.C.	213,094	290,324
	Headlam Group P.L.C.	13,204	49,780
	Helical P.L.C.	12,533	56,930
	Henry Boot P.L.C.	13,323	39,494
	Highland Gold Mining, Ltd.	48,630	143,591
	Hill & Smith Holdings P.L.C.	14,461	209,642
	Hilton Food Group P.L.C.	6,714	94,582
	Hiscox, Ltd.	25,046	220,337
	Hochschild Mining P.L.C.	28,868	50,364
	Hollywood Bowl Group P.L.C.	14,164	29,169
	HomeServe P.L.C.	4,674	65,475
*	Horizon Discovery Group P.L.C.	13,910	18,110
	Hostelworld Group P.L.C.	3,747	3,610
	Howden Joinery Group P.L.C.	44,033	290,363
	Hunting P.L.C.	29,847	68,421
	Huntsworth P.L.C.	34,607	46,852
*	Hurricane Energy P.L.C.	61,503	9,089
	Hyve Group P.L.C.	94,678	27,189
	Ibstock P.L.C.	53,200	134,567
*	IDOX P.L.C.	25,839	12,853
	IG Group Holdings P.L.C.	47,504	450,254
	IMI P.L.C.	31,889	331,584
	Inchcape P.L.C.	50,511	318,173
*	Indivior P.L.C.	64,365	39,983

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Intermediate Capital Group P.L.C.	9,151	$129,459
*	International Ferro Metals, Ltd.	5,038	0
	International Personal Finance P.L.C.	23,747	16,736
	Interserve P.L.C.	22,564	0
	iomart Group P.L.C.	10,345	41,688
*	IP Group P.L.C.	76,929	53,589
	J D Wetherspoon P.L.C.	14,749	175,571
	James Fisher & Sons P.L.C.	6,723	114,337
	James Halstead P.L.C	6,238	39,192
	John Laing Group P.L.C	48,316	221,657
	John Menzies P.L.C	11,780	18,753
	John Wood Group P.L.C	60,935	154,293
	Johnson Service Group P.L.C	8,968	14,010
	Jupiter Fund Management P.L.C	62,177	170,923
*	Just Group P.L.C	109,347	76,493
	Kainos Group P.L.C	6,118	53,822
	KAZ Minerals P.L.C	26,534	138,007
	Keller Group P.L.C	12,297	95,001
*	Kier Group P.L.C	31,248	32,712
	Kin & Carta P.L.C	23,381	17,682
*	Lamprell P.L.C	23,029	3,481
	Lancashire Holdings, Ltd.	24,613	189,362
	Liontrust Asset Management P.L.C	4,835	65,200
	Lookers P.L.C	40,298	12,819
*	Low & Bonar P.L.C	81,230	15,242
	LSL Property Services P.L.C.	11,392	23,149
	M&C Saatchi P.L.C.	3,423	1,642
	Macfarlane Group P.L.C.	6,000	6,119
	Man Group P.L.C.	190,011	318,346
	Marks & Spencer Group P.L.C.	24,494	28,537
	Marshalls P.L.C.	23,298	186,597
	Marston’s P.L.C.	82,294	39,186
	McBride P.L.C.	30,429	22,584
	McCarthy & Stone P.L.C.	44,347	39,484
	McColl’s Retail Group P.L.C.	626	335
	Mears Group P.L.C.	19,018	39,382
#	Mediclinic International P.L.C.	51,874	168,662
	Meggitt P.L.C.	23,230	81,343
*	Metro Bank P.L.C.	1,363	1,584
	Midwich Group P.L.C.	1,611	9,444
*	Mitchells & Butlers P.L.C.	30,648	68,450
	Mitie Group P.L.C.	57,884	53,874
	MJ Gleeson P.L.C.	4,098	38,855
	Moneysupermarket.com Group P.L.C.	59,239	236,025
	Morgan Advanced Materials P.L.C.	49,456	136,425
	Morgan Sindall Group P.L.C.	6,967	112,261
	Morses Club P.L.C.	4,600	4,584
	Mortgage Advice Bureau Holdings, Ltd.	1,833	13,231
	Motorpoint group P.L.C.	7,418	18,140
	MP Evans Group P.L.C.	799	6,220
	N Brown Group P.L.C.	29,795	9,233
	Naked Wines P.L.C.	7,043	32,532
	National Express Group P.L.C.	70,707	243,312
	NCC Group P.L.C.	31,420	64,909
*	New World Resources P.L.C., Class A	1,390	0
	Next Fifteen Communications Group P.L.C.	1,654	7,711
	Nichols P.L.C.	707	11,419
	Non-Standard Finance P.L.C.	27,059	4,439
	Norcros P.L.C.	7,961	16,030

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. P.L.C.	6,616	$22,126
	On the Beach Group P.L.C.	8,810	30,826
	OneSavings Bank P.L.C.	20,492	62,891
	Oxford Instruments P.L.C.	6,836	105,374
	Pagegroup P.L.C.	33,456	158,346
	Pan African Resources P.L.C.	263,769	44,163
	Paragon Banking Group P.L.C.	41,094	172,050
*	Park Group P.L.C.	13,054	6,766
	PayPoint P.L.C.	7,784	64,852
*	Pendragon P.L.C.	178,766	18,171
	Pennon Group P.L.C.	51,927	715,027
*	Petra Diamonds, Ltd.	139,574	3,793
	Petrofac, Ltd.	28,206	69,809
#*	Petropavlovsk P.L.C.	432,055	138,789
	Pets at Home Group P.L.C.	63,261	202,549
	Pharos Energy P.L.C.	20,801	4,669
	Photo-Me International P.L.C.	40,883	24,078
	Playtech P.L.C.	34,619	101,564
	Plus500, Ltd.	9,377	146,968
	Polar Capital Holdings P.L.C.	5,758	28,885
	Polypipe Group P.L.C.	24,923	156,342
	Porvair P.L.C.	3,538	30,363
	PPHE Hotel Group, Ltd.	814	13,022
*	Premier Foods P.L.C.	101,428	58,172
	Premier Miton Group P.L.C.	3,000	3,719
#*	Premier Oil P.L.C.	87,623	35,781
	Provident Financial P.L.C.	13,265	32,347
*	PureTech Health P.L.C.	23,012	75,831
	PZ Cussons P.L.C.	28,826	67,888
	QinetiQ Group P.L.C.	69,216	264,693
	Quilter P.L.C.	209,696	324,306
	Rank Group P.L.C.	24,101	49,458
	Rathbone Brothers P.L.C.	6,710	127,553
*	Raven Property Group, Ltd.	27,314	12,167
	Reach P.L.C.	48,158	47,713
	Redde Northgate P.L.C.	21,305	48,062
	Redrow P.L.C.	38,559	224,040
	Renew Holdings P.L.C.	4,833	27,480
	Renewi P.L.C.	163,917	52,352
	Renishaw P.L.C.	3,450	152,695
*	Renold P.L.C.	15,469	1,483
	Restaurant Group P.L.C. (The)	20,889	14,209
	Rhi Magnesita NV	1,651	51,221
	Rhi Magnesita NV	1,335	41,007
	Ricardo P.L.C.	10,119	49,615
	RM P.L.C.	8,839	23,912
	Robert Walters P.L.C.	9,655	51,275
*	Rockhopper Exploration P.L.C.	27,308	2,178
	Rotork P.L.C.	97,235	303,122
	Royal Mail P.L.C.	122,790	256,245
	RPS Group P.L.C.	39,439	25,833
	S&U P.L.C.	354	7,287
	Sabre Insurance Group P.L.C.	11,555	41,159
	Saga P.L.C.	103,064	21,118
*	San Leon Energy P.L.C.	13,775	4,468
	Sanne Group P.L.C.	5,284	43,064
*	Savannah Energy P.L.C.	69,764	6,818
	Savills P.L.C.	17,961	218,654
	Scapa Group P.L.C.	14,247	20,931

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SDL P.L.C.	12,706	$79,124
	Senior P.L.C.	81,040	66,178
	Severfield P.L.C.	28,520	24,776
	SIG P.L.C.	110,955	33,468
	Signature Aviation P.L.C.	104,810	257,404
	Smart Metering Systems P.L.C.	2,574	19,358
	Softcat P.L.C.	13,212	187,606
	Spectris P.L.C.	14,576	491,513
	Speedy Hire P.L.C.	40,705	31,822
	Spire Healthcare Group P.L.C.	31,440	38,147
	Spirent Communications P.L.C.	86,637	262,074
*	Sportech P.L.C.	13,686	2,954
	SSP Group P.L.C.	53,386	188,678
	St. Modwen Properties P.L.C.	33,188	153,799
	Stagecoach Group P.L.C.	35,849	33,613
	SThree P.L.C.	13,227	35,833
	Stobart Group, Ltd.	37,553	29,280
	Stock Spirits Group P.L.C.	24,762	58,635
	Strix Group P.L.C.	11,774	27,366
*	Studio Retail Group P.L.C.	5,420	12,894
	STV Group P.L.C.	2,950	8,688
	Superdry P.L.C.	4,673	7,448
	Synthomer P.L.C.	54,123	192,912
	T Clarke P.L.C.	3,989	4,773
	TalkTalk Telecom Group P.L.C.	82,142	85,303
	Tate & Lyle P.L.C.	61,027	546,824
	Ted Baker P.L.C.	5,303	10,217
	Telecom Plus P.L.C.	8,996	149,961
*	Telit Communications P.L.C.	10,362	15,363
	Thomas Cook Group P.L.C.	133,576	0
	Topps Tiles P.L.C.	21,096	9,537
	TP ICAP P.L.C.	72,225	308,344
	Travis Perkins P.L.C.	34,736	453,565
	Trifast P.L.C.	13,605	20,175
	TT Electronics P.L.C.	18,437	38,565
	Tullow Oil P.L.C.	184,058	59,745
	Tyman P.L.C.	7,607	16,119
	U & I Group P.L.C.	21,649	27,382
	UDG Healthcare P.L.C.	22,319	176,151
	Ultra Electronics Holdings P.L.C.	11,545	285,822
	Urban & Civic P.L.C.	7,724	22,122
	Vectura Group P.L.C.	73,435	78,456
	Vertu Motors P.L.C.	37,928	11,755
	Vesuvius P.L.C.	31,578	159,136
	Victrex P.L.C.	13,540	339,258
*	Virgin Money UK P.L.C.	74,935	71,459
	Vistry Group P.L.C.	34,029	345,584
	Vitec Group P.L.C. (The)	4,188	35,429
	Volex P.L.C.	6,125	10,350
	Volution Group P.L.C.	17,166	35,705
	Vp P.L.C.	3,850	32,922
	Watkin Jones P.L.C.	12,305	26,692
	Weir Group P.L.C. (The)	3,827	45,735
	WH Smith P.L.C.	12,939	204,237
	William Hill P.L.C.	150,812	216,184
	Wilmington P.L.C.	6,879	10,955
	Wincanton P.L.C.	19,706	57,522
*	Wizz Air Holdings P.L.C.	622	22,479

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
* Xaar P.L.C.	10,372	$5,515

TOTAL UNITED KINGDOM		30,924,029

UNITED STATES — (0.2%)
#* Golden Star Resources, Ltd.	9,815	23,128
Primo Water Corp. BLKVVX9	18,495	189,341
# Samsonite International SA	161,400	137,291
* Sundance Energy, Inc.	958	3,019
TOTAL UNITED STATES		352,779

TOTAL COMMON STOCKS		209,092,886

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Biotest AG	2,447	56,116
Draegerwerk AG & Co. KGaA	1,318	110,298
Fuchs Petrolub SE	6,347	246,109
Jungheinrich AG	5,624	101,560
Sixt SE	1,905	88,483
STO SE & Co. KGaA	368	37,059
Villeroy & Boch AG	1,074	13,160

TOTAL GERMANY		652,785

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	2,073	0

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	19,894	9,549
* Tervita Corp. Warrants 07/19/20	156	1

TOTAL CANADA		9,550

ISRAEL — (0.0%)
* Arko Holdings, Ltd. Rights 05/10/20	39	387

JAPAN — (0.0%)
* Chiba Kogyo Bank, Ltd.	7,400	0

NEW ZEALAND — (0.0%)
* Vista Group International, Ltd.	2,931	0

NORWAY — (0.0%)
* XXL ASA Rights 05/28/20	3,362	1,746

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0

TOTAL RIGHTS/WARRANTS		11,683

TOTAL INVESTMENT SECURITIES (Cost $253,685,107)		209,757,354

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§ The DFA Short Term Investment Fund	1,177,318	$13,622,747

TOTAL INVESTMENTS — (100.0%) (Cost $267,305,661)		$223,380,101

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,286	$13,108,557	—	$13,206,843
Austria	—	2,901,535	—	2,901,535
Belgium	154,899	3,354,114	—	3,509,013
Canada	17,271,048	38,276	—	17,309,324
China	—	271,361	—	271,361
Denmark	—	4,492,877	—	4,492,877
Finland	—	5,542,291	—	5,542,291
France	—	7,995,898	—	7,995,898
Germany	309,414	12,453,703	—	12,763,117
Hong Kong	—	5,192,851	—	5,192,851
Ireland	—	669,357	—	669,357
Israel	37,793	2,966,377	—	3,004,170
Italy	—	8,545,577	—	8,545,577
Japan	21,074	52,978,152	—	52,999,226
Netherlands	—	6,442,522	—	6,442,522
New Zealand	—	1,194,327	—	1,194,327
Norway	2,732	2,068,531	—	2,071,263
Portugal	—	706,885	—	706,885
Singapore	—	3,125,556	—	3,125,556
Spain	—	4,940,437	—	4,940,437
Sweden	15,115	6,477,034	—	6,492,149
Switzerland	—	14,439,499	—	14,439,499
United Kingdom	—	30,924,029	—	30,924,029
United States	215,488	137,291	—	352,779
Preferred Stocks
Germany	—	652,785	—	652,785
Rights/Warrants
Canada	—	9,550	—	9,550
Israel	—	387	—	387
Norway	—	1,746	—	1,746
Securities Lending Collateral	—	13,622,747	—	13,622,747

TOTAL	$18,125,849	$205,254,252	—	$223,380,101

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (3.6%)
*	Altice USA, Inc., Class A	39,600	$1,028,412
	Cable One, Inc.	1,261	2,412,117
*	Facebook, Inc., Class A	174,620	35,746,460
*	Live Nation Entertainment, Inc.	8,260	370,626
#	Omnicom Group, Inc.	170,135	9,702,799
	Verizon Communications, Inc.	636,143	36,546,415

TOTAL COMMUNICATION SERVICES			85,806,829

CONSUMER DISCRETIONARY — (18.3%)
*	Amazon.com, Inc.	53,163	131,525,262
	Aptiv P.L.C.	27,539	1,915,337
	Best Buy Co., Inc.	251,942	19,331,510
*	Booking Holdings, Inc.	13,219	19,571,655
*	Bright Horizons Family Solutions, Inc.	1,338	155,810
*	Burlington Stores, Inc.	33,057	6,039,183
	Darden Restaurants, Inc.	32,128	2,370,725
	Dollar General Corp.	28,329	4,966,074
	Dunkin’ Brands Group, Inc.	8,433	529,930
	eBay, Inc.	248,736	9,907,155
*	Garrett Motion, Inc.	10,845	59,105
	Hilton Worldwide Holdings, Inc.	46,233	3,500,300
	Home Depot, Inc. (The)	322,959	70,996,077
	Las Vegas Sands Corp.	88,290	4,239,686
	Leggett & Platt, Inc.	15,852	556,881
	Lowe’s Cos., Inc.	212,543	22,263,879
*	Lululemon Athletica, Inc.	16,356	3,655,239
	Marriott International, Inc., Class A	65,183	5,927,742
	McDonald’s Corp.	15,927	2,987,268
	NIKE, Inc., Class B	246,610	21,499,460
#	Nordstrom, Inc.	37,300	700,494
*	NVR, Inc.	1,490	4,619,000
*	O’Reilly Automotive, Inc.	27,325	10,556,741
	Pool Corp.	16,700	3,534,722
	Ross Stores, Inc.	67,351	6,153,187
	Service Corp. International	70,552	2,592,080
	Starbucks Corp.	343,683	26,370,797
	Target Corp.	140,811	15,452,599
	TJX Cos., Inc. (The)	356,581	17,490,298
	Tractor Supply Co.	61,121	6,199,503
*	Ulta Beauty, Inc.	32,015	6,976,709
	VF Corp.	44,167	2,566,103
	Wyndham Destinations, Inc.	25,588	654,285
	Yum! Brands, Inc.	12,200	1,054,446

TOTAL CONSUMER DISCRETIONARY			436,919,242

CONSUMER STAPLES — (11.1%)
	Altria Group, Inc.	791,782	31,077,444
	Brown-Forman Corp., Class A	15,971	905,875
#	Brown-Forman Corp., Class B	95,023	5,910,431
	Campbell Soup Co.	208,569	10,424,279
	Church & Dwight Co., Inc.	75,835	5,307,692
	Clorox Co. (The)	71,957	13,415,663

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Co. (The)	732,405	$33,610,065
	Costco Wholesale Corp.	91,101	27,603,603
	Estee Lauder Cos., Inc. (The), Class A	29,099	5,133,064
#*	Herbalife Nutrition, Ltd.	68,088	2,543,087
	Hershey Co. (The)	57,200	7,574,996
	Kellogg Co.	89,810	5,882,555
	Kimberly-Clark Corp.	67,976	9,413,316
	Lamb Weston Holdings, Inc.	67,768	4,158,244
*	Monster Beverage Corp.	6,853	423,584
	PepsiCo, Inc.	364,148	48,173,139
	Procter & Gamble Co. (The)	391,939	46,197,850
	Sysco Corp.	114,020	6,415,905

TOTAL CONSUMER STAPLES			264,170,792

FINANCIALS — (2.8%)
	American Express Co.	38,839	3,544,059
	Aon P.L.C.	31,437	5,428,227
#*	Credit Acceptance Corp.	1,916	596,968
	Eaton Vance Corp.	18,721	687,061
	Erie Indemnity Co., Class A	8,653	1,540,753
#	FactSet Research Systems, Inc.	14,855	4,085,125
	LPL Financial Holdings, Inc.	18,799	1,132,076
	MarketAxess Holdings, Inc.	7,981	3,631,435
	Marsh & McLennan Cos., Inc.	12,880	1,253,610
	Moody’s Corp.	40,194	9,803,317
	MSCI, Inc.	40,997	13,406,019
	S&P Global, Inc.	69,555	20,371,268

TOTAL FINANCIALS			65,479,918

HEALTH CARE — (17.2%)
	AbbVie, Inc.	397,184	32,648,460
*	Align Technology, Inc.	3,902	838,345
	AmerisourceBergen Corp.	79,851	7,159,441
	Amgen, Inc.	258,574	61,856,072
	Bristol-Myers Squibb Co.	327,216	19,898,005
	Cardinal Health, Inc.	133,421	6,601,671
*	Edwards Lifesciences Corp.	1	217
	Eli Lilly and Co.	274,899	42,510,381
	Encompass Health Corp.	34,371	2,277,079
	Gilead Sciences, Inc.	250,702	21,058,968
*	Hologic, Inc.	34,266	1,716,727
*	IDEXX Laboratories, Inc.	51,281	14,235,606
	Johnson & Johnson	645,341	96,826,964
	Merck & Co., Inc.	887,781	70,436,544
*	Mettler-Toledo International, Inc.	14,091	10,144,674
*	Molina Healthcare, Inc.	11,506	1,886,639
	ResMed, Inc.	9,887	1,535,649
*	Waters Corp.	24,238	4,532,506
	Zoetis, Inc.	98,882	12,786,431

TOTAL HEALTH CARE			408,950,379

INDUSTRIALS — (13.2%)
	3M Co.	177,074	26,901,082
	Allegion P.L.C.	37,179	3,737,977
	Allison Transmission Holdings, Inc.	40,070	1,456,144
	Boeing Co. (The)	120,718	17,023,652
	BWX Technologies, Inc.	7,871	417,635
	Caterpillar, Inc.	160,221	18,646,520

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	CH Robinson Worldwide, Inc.	74,267	$5,265,530
	Cintas Corp.	23,873	5,295,748
*	Copart, Inc.	69,303	5,551,863
	CSX Corp.	21,372	1,415,468
	Deere & Co.	6,063	879,499
	Donaldson Co., Inc.	39,208	1,718,487
	Emerson Electric Co.	16,747	955,081
	Expeditors International of Washington, Inc.	49,897	3,572,875
	Fastenal Co.	238,536	8,639,774
	General Dynamics Corp.	1,664	217,352
	Graco, Inc.	26,482	1,182,686
*	HD Supply Holdings, Inc.	36,857	1,093,916
	HEICO Corp.	583	51,071
	HEICO Corp., Class A	338	24,448
	Honeywell International, Inc.	141,936	20,140,718
	Huntington Ingalls Industries, Inc.	22,157	4,241,071
*	IAA Inc.	35,354	1,364,664
	Illinois Tool Works, Inc.	86,871	14,116,537
	JB Hunt Transport Services, Inc.	58,126	5,877,701
	L3Harris Technologies, Inc.	5,720	1,107,964
	Lennox International, Inc.	15,817	2,952,718
	Lincoln Electric Holdings, Inc.	17,514	1,410,052
	Lockheed Martin Corp.	78,508	30,544,322
	Masco Corp.	101,751	4,175,861
	Nordson Corp.	16,965	2,729,838
	Northrop Grumman Corp.	30,714	10,156,198
	Old Dominion Freight Line, Inc.	16,977	2,466,588
	Raytheon Technologies Corp.	87,043	5,641,257
	Robert Half International, Inc.	47,308	2,236,249
	Rockwell Automation, Inc.	72,202	13,680,835
#	Rollins, Inc.	58,104	2,324,160
	Toro Co. (The)	31,222	1,992,276
	TransUnion	14,930	1,176,335
	Union Pacific Corp.	221,561	35,403,232
	United Parcel Service, Inc., Class B	207,151	19,608,914
	Verisk Analytics, Inc.	32,309	4,937,784
*	WABCO Holdings, Inc.	17,367	2,333,777
	Waste Management, Inc.	122,177	12,220,144
	WW Grainger, Inc.	30,263	8,339,878

TOTAL INDUSTRIALS			315,225,881

INFORMATION TECHNOLOGY — (31.7%)
	Accenture P.L.C., Class A	157,184	29,108,905
*	Adobe, Inc.	12,687	4,486,631
*	Advanced Micro Devices, Inc.	71,013	3,720,371
	Amphenol Corp., Class A	46,782	4,128,979
	Apple, Inc.	375,114	110,208,493
	Applied Materials, Inc.	267,546	13,291,685
	Automatic Data Processing, Inc.	103,500	15,182,415
	Booz Allen Hamilton Holding Corp.	52,858	3,881,892
	Broadcom, Inc.	3,700	1,004,994
	Broadridge Financial Solutions, Inc.	47,631	5,525,196
*	Cadence Design Systems, Inc.	58,236	4,724,687
	CDK Global, Inc.	36,186	1,421,386
	CDW Corp.	96,150	10,653,420
	Cisco Systems, Inc.	572,343	24,255,896
	Citrix Systems, Inc.	64,678	9,378,957
*	Fair Isaac Corp.	9,468	3,341,636
*	Fiserv, Inc.	1	103

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FleetCor Technologies, Inc.	12,120	$2,923,950
	Global Payments, Inc.	6,415	1,065,018
	International Business Machines Corp.	363,660	45,661,150
	Intuit, Inc.	53,565	14,452,373
	Jack Henry & Associates, Inc.	4,020	657,471
	KLA Corp.	77,251	12,676,117
	Lam Research Corp.	35,132	8,968,497
	Mastercard, Inc., Class A	318,713	87,636,514
	Maxim Integrated Products, Inc.	92,494	5,085,320
	Microsoft Corp.	668,158	119,740,595
	NetApp, Inc.	116,979	5,120,171
	Oracle Corp.	1,004,861	53,227,487
	Paychex, Inc.	69,640	4,771,733
*	Paycom Software, Inc.	12,464	3,253,353
	QUALCOMM, Inc.	351,225	27,630,871
	Seagate Technology P.L.C.	228,637	11,420,418
	Teradyne, Inc.	7,999	500,257
	Texas Instruments, Inc.	219,601	25,489,088
#	Ubiquiti, Inc.	12,800	2,073,984
	Visa, Inc., Class A	386,188	69,019,519
#	Western Union Co. (The)	223,401	4,260,257
*	Zebra Technologies Corp., Class A	22,471	5,160,690

TOTAL INFORMATION TECHNOLOGY			755,110,479

MATERIALS — (1.2%)
	Avery Dennison Corp.	56,729	6,262,314
*	Axalta Coating Systems, Ltd.	42,127	831,587
	Ball Corp.	78,809	5,169,082
*	Berry Global Group, Inc.	2,514	100,032
	Celanese Corp.	11,574	961,452
*	Crown Holdings, Inc.	51,374	3,308,999
	NewMarket Corp.	484	199,137
	Packaging Corp. of America	573	55,381
	PPG Industries, Inc.	14,830	1,347,009
	Sealed Air Corp.	54,492	1,557,926
	Sherwin-Williams Co. (The)	15,249	8,179,106
	Southern Copper Corp.	15,894	515,602

TOTAL MATERIALS			28,487,627

TOTAL COMMON STOCKS Cost ($ 1,719,388,940)			2,360,151,147

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.216%	19,112,793	19,112,793

SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	222,539	2,575,003

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,741,076,055)			$2,381,838,943

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	115	06/19/20	$14,649,893	$16,688,800	$2,038,907

Total Futures Contracts			$14,649,893	$16,688,800	$2,038,907

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$85,806,829	—	—	$85,806,829
Consumer Discretionary	436,919,242	—	—	436,919,242
Consumer Staples	264,170,792	—	—	264,170,792
Financials	65,479,918	—	—	65,479,918
Health Care	408,950,379	—	—	408,950,379
Industrials	315,225,881	—	—	315,225,881
Information Technology	755,110,479	—	—	755,110,479
Materials	28,487,627	—	—	28,487,627
Temporary Cash Investments	19,112,793	—	—	19,112,793
Securities Lending Collateral	—	$2,575,003	—	2,575,003
Futures Contracts**	2,038,907	—	—	2,038,907

TOTAL	$2,381,302,847	$2,575,003	—	$2,383,877,850

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.6%)
#*	AMC Networks, Inc., Class A	34,682	$827,166
*	Boingo Wireless, Inc.	48,310	673,441
*	Central European Media Enterprises, Ltd., Class A	113,948	443,258
	Cinemark Holdings, Inc.	30,076	429,485
	Cogent Communications Holdings, Inc.	5,425	454,778
*	Glu Mobile, Inc.	26,181	204,212
*	IDT Corp., Class B	26,129	141,097
*	Iridium Communications, Inc.	30,269	681,204
	John Wiley & Sons, Inc., Class A	20,412	766,470
#*	Liberty Media Corp.-Liberty Braves, Class A	9,158	189,021
*	Liberty Media Corp.-Liberty Braves, Class C	32,777	658,490
	Nexstar Media Group, Inc., Class A	9,990	699,700
*	QuinStreet, Inc.	34,848	354,056
	Shenandoah Telecommunications Co.	47,224	2,526,956
*	TechTarget, Inc.	17,573	409,802
	TEGNA, Inc.	63,566	681,427
*	Travelzoo	11,851	66,010
	TripAdvisor, Inc.	74,230	1,482,373
*	Vonage Holdings Corp.	170,655	1,426,676
#	World Wrestling Entertainment, Inc., Class A	36,506	1,623,422
#*	Yelp, Inc.	67,794	1,515,196

TOTAL COMMUNICATION SERVICES			16,254,240

CONSUMER DISCRETIONARY — (17.6%)
*	1-800-Flowers.com, Inc., Class A	34,535	662,727
	Acushnet Holdings Corp.	14,512	397,629
*	Asbury Automotive Group, Inc.	20,182	1,362,285
	Autoliv, Inc.	4,698	281,974
	BJ’s Restaurants, Inc.	10,214	223,278
	Bloomin’ Brands, Inc.	102,986	1,240,981
*	Boot Barn Holdings, Inc.	22,633	417,805
	Brunswick Corp.	49,784	2,375,692
#	Buckle, Inc. (The)	8,632	132,156
#	Callaway Golf Co.	10,886	155,888
#	Camping World Holdings, Inc., Class A	11,326	100,462
#	Carter’s, Inc.	40,436	3,162,095
*	Cavco Industries, Inc.	9,550	1,477,194
#	Cheesecake Factory, Inc. (The)	35,732	796,466
#	Children’s Place, Inc. (The)	13,733	405,947
	Churchill Downs, Inc.	25,636	2,569,240
	Collectors Universe, Inc.	11,709	257,247
	Core-Mark Holding Co., Inc.	1,200	34,488
#	Cracker Barrel Old Country Store, Inc.	17,604	1,714,630
*	Crocs, Inc.	76,733	1,860,775
#	Dave & Buster’s Entertainment, Inc.	34,648	507,247
*	Deckers Outdoor Corp.	30,162	4,486,899
#*	Delphi Technologies P.L.C.	68,470	684,015
*	Denny’s Corp.	885	9,974
#	Dine Brands Global, Inc.	5,462	242,458
*	Dorman Products, Inc.	26,906	1,697,230
#*	Eldorado Resorts, Inc.	28,753	616,464
*	Everi Holdings, Inc.	27,277	135,021
*	Five Below, Inc.	19,843	1,789,045

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Floor & Decor Holdings, Inc., Class A	75,006	$3,180,254
*	Fox Factory Holding Corp.	34,239	1,746,531
*	frontdoor, Inc.	15,218	589,089
*	Gentherm, Inc.	31,750	1,188,720
*	Grand Canyon Education, Inc.	30,710	2,641,674
#*	Groupon, Inc.	458,236	559,048
*	GrubHub, Inc.	53,224	2,543,575
	Guess?, Inc.	5,016	46,900
#	H&R Block, Inc.	100,225	1,668,746
#	Hamilton Beach Brands Holding Co., Class A	9,957	131,333
#	Hanesbrands, Inc.	206,495	2,052,560
#	Harley-Davidson, Inc.	59,900	1,307,617
*	Helen of Troy, Ltd.	18,153	2,982,175
*	Hilton Grand Vacations, Inc.	66,923	1,378,614
*	Installed Building Products, Inc.	34,225	1,687,635
#*	iRobot Corp.	19,687	1,200,120
	Jack in the Box, Inc.	4,336	261,461
	Johnson Outdoors, Inc., Class A	1,340	91,602
#*	Kontoor Brands, Inc.	39,073	758,407
	LCI Industries	19,086	1,655,138
	Leggett & Platt, Inc.	49,568	1,741,324
*	Lindblad Expeditions Holdings, Inc.	47,532	317,514
	Lithia Motors, Inc., Class A	200	22,112
*	Malibu Boats, Inc., Class A	21,397	735,629
	Marine Products Corp.	23,129	224,814
*	MasterCraft Boat Holdings, Inc.	22,531	235,449
#*	Mattel, Inc.	273,861	2,388,068
#	Monro, Inc.	27,457	1,523,589
*	Murphy USA, Inc.	31,431	3,356,831
	Nathan’s Famous, Inc.	430	24,196
*	National Vision Holdings, Inc.	44,213	1,171,644
#*	Noodles & Co.	42,270	264,187
#	Nordstrom, Inc.	73,314	1,376,837
#*	Ollie’s Bargain Outlet Holdings, Inc.	40,539	2,753,003
	Papa John’s International, Inc.	9,513	684,175
*	Perdoceo Education Corp.	52,860	687,180
#	PetMed Express, Inc.	16,552	654,963
*	PlayAGS, Inc.	16,657	73,124
	Polaris, Inc.	30,281	2,147,831
*	Quotient Technology Inc.	5,292	37,997
	Red Rock Resorts, Inc., Class A	58,438	640,480
	Rent-A-Center, Inc.	47,152	938,561
*	RH	2,041	293,455
	Ruth’s Hospitality Group, Inc.	33,039	371,854
#*	Sally Beauty Holdings, Inc.	53,927	523,631
*	SeaWorld Entertainment, Inc.	98,170	1,442,117
#*	Shake Shack, Inc., Class A	30,346	1,654,160
	Shutterstock, Inc.	36,425	1,384,150
*	Skyline Champion Corp.	45,931	905,300
*	Sleep Number Corp.	11,987	358,411
*	Sonos, Inc.	59,745	610,594
#*	Sportsman’s Warehouse Holdings, Inc.	45,198	323,618
*	Stamps.com, Inc.	8,190	1,296,231
	Standard Motor Products, Inc.	14,852	604,328
	Steven Madden, Ltd.	68,655	1,721,181
*	Stoneridge, Inc.	28,051	561,862
	Strategic Education, Inc.	6,090	970,137
#	Tailored Brands, Inc.	45,259	75,130
*	Tempur Sealy International, Inc.	53,763	2,889,761

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Texas Roadhouse, Inc.	52,928	$2,492,380
*	TopBuild Corp.	20,118	1,874,796
	Tupperware Brands Corp.	35,905	115,614
*	Under Armour, Inc., Class A	32,274	336,295
*	Under Armour, Inc., Class C	81,960	759,769
*	Universal Electronics, Inc.	13,930	575,030
#*	Visteon Corp.	28,214	1,701,304
	Wendy’s Co. (The)	176,830	3,511,844
#	Williams-Sonoma, Inc.	21,433	1,325,417
	Winmark Corp.	1,241	186,150
	Winnebago Industries, Inc.	2,910	129,117
	Wolverine World Wide, Inc.	63,634	1,303,861
	Wyndham Hotels & Resorts, Inc.	26,552	1,001,276
#*	YETI Holdings, Inc.	21,824	602,561

TOTAL CONSUMER DISCRETIONARY			111,369,353

CONSUMER STAPLES — (5.6%)
#*	Boston Beer Co., Inc. (The), Class A	9,495	4,429,512
	Calavo Growers, Inc.	20,363	1,181,054
	Cal-Maine Foods, Inc.	17,395	722,066
#*	Chefs’ Warehouse, Inc. (The)	26,945	379,386
	Coca-Cola Consolidated, Inc.	6,252	1,472,158
*	elf Beauty Inc.	48,508	634,000
#	Energizer Holdings, Inc.	43,723	1,703,448
	Flowers Foods, Inc.	139,181	3,100,953
*	Hain Celestial Group, Inc. (The)	9,300	240,312
	Inter Parfums, Inc.	27,260	1,218,249
#	J&J Snack Foods Corp.	12,467	1,583,683
	John B. Sanfilippo & Son, Inc.	9,093	746,808
	Lancaster Colony Corp.	21,509	2,895,757
*	Lifevantage Corp.	16,617	257,564
#	Medifast, Inc.	10,946	830,583
#	MGP Ingredients, Inc.	16,893	637,373
#*	National Beverage Corp.	16,415	824,525
*	Performance Food Group Co.	47,899	1,405,836
	PriceSmart, Inc.	26,793	1,702,427
	Sanderson Farms, Inc.	15,102	2,055,986
*	Sprouts Farmers Market, Inc.	103,395	2,148,548
#	Tootsie Roll Industries, Inc.	7,589	266,602
#	Turning Point Brands, Inc.	16,387	381,817
	United-Guardian, Inc.	2,424	35,269
*	USANA Health Sciences, Inc.	22,479	2,005,576
	Vector Group, Ltd.	16,626	177,898
#	WD-40 Co.	12,889	2,246,295

TOTAL CONSUMER STAPLES			35,283,685

ENERGY — (0.4%)
	Cactus, Inc., Class A	41,789	743,008
	Core Laboratories NV	46,175	905,492
	CVR Energy, Inc.	24,314	579,889
	DMC Global, Inc.	12,500	322,625
	Evolution Petroleum Corp.	29,622	87,977
#*	ION Geophysical Corp.	13,494	27,258
	Kosmos Energy, Ltd.	21,108	34,828
#	Solaris Oilfield Infrastructure, Inc., Class A	564	3,858

TOTAL ENERGY			2,704,935

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (7.5%)
	AMERISAFE, Inc.	19,218	$1,223,610
	Artisan Partners Asset Management, Inc., Class A	50,445	1,485,101
*	Atlanticus Holdings Corp.	1,800	28,980
	Bank of Hawaii Corp.	28,377	1,934,744
	BGC Partners, Inc., Class A	175,154	542,102
*	BrightSphere Investment Group P.L.C.	99,097	734,309
*	Cannae Holdings, Inc.	12,400	391,220
	Cohen & Steers, Inc.	46,963	2,711,644
	Community Bank System, Inc.	400	24,996
#	Crawford & Co., Class A	27,857	198,342
	Crawford & Co., Class B	15,130	99,858
#	Curo Group Holdings Corp.	47,813	445,617
	Diamond Hill Investment Group, Inc.	3,048	333,939
	Eaton Vance Corp.	49,327	1,810,301
*	eHealth, Inc.	1,247	133,055
	Evercore, Inc., Class A	32,697	1,687,165
	Federated Hermes, Inc., Class B	86,069	1,959,791
	First Financial Bankshares, Inc.	87,114	2,426,125
	FirstCash, Inc.	36,431	2,617,203
	Glacier Bancorp, Inc.	5,054	192,456
	Greenhill & Co., Inc.	1,022	10,905
	Hamilton Lane, Inc., Class A	24,118	1,564,052
	Houlihan Lokey, Inc.	30,840	1,831,279
#	Interactive Brokers Group, Inc., Class A	40,767	1,671,447
	Kinsale Capital Group, Inc.	14,474	1,572,166
	Lakeland Financial Corp.	14,668	620,896
	Lazard, Ltd., Class A	87,934	2,418,185
#*	LendingTree, Inc.	10,158	2,533,100
	LPL Financial Holdings, Inc.	36,875	2,220,612
	Moelis & Co., Class A	45,071	1,346,271
*	NMI Holdings, Inc., Class A	43,686	590,635
	Primerica, Inc.	23,916	2,485,112
	Pzena Investment Management, Inc., Class A	21,669	106,611
	RLI Corp.	37,498	2,730,979
	Selective Insurance Group, Inc.	4,184	209,744
	ServisFirst Bancshares, Inc.	41,410	1,470,883
	Silvercrest Asset Management Group, Inc., Class A	5,400	54,972
	Stock Yards Bancorp, Inc.	14,382	475,181
	TFS Financial Corp.	8,764	119,629
	Virtu Financial, Inc., Class A	30,361	709,537
	Westamerica BanCorp	22,800	1,436,400

TOTAL FINANCIALS			47,159,154

HEALTH CARE — (11.4%)
*	Accuray, Inc.	112,936	252,412
*	Addus HomeCare Corp.	15,045	1,218,946
*	Amedisys, Inc.	24,813	4,569,562
*	AMN Healthcare Services, Inc.	44,820	2,105,644
#*	Amphastar Pharmaceuticals, Inc.	34,406	583,182
*	ANI Pharmaceuticals, Inc.	13,072	523,011
*	Anika Therapeutics, Inc.	8,644	287,240
*	Arena Pharmaceuticals, Inc.	5,088	249,159
	Atrion Corp.	1,722	1,088,011
#*	BioLife Solutions, Inc.	1,931	21,106
*	BioSpecifics Technologies Corp.	6,444	366,728
*	BioTelemetry, Inc.	31,094	1,452,401
	Cantel Medical Corp.	13,835	511,895
*	Capital Senior Living Corp.	22,921	17,888
#*	Collegium Pharmaceutical, Inc.	22,276	460,668

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	CONMED Corp.	26,539	$1,961,497
#*	Corcept Therapeutics, Inc.	104,257	1,319,894
*	CorVel Corp.	18,984	1,000,267
*	CryoLife, Inc.	36,164	807,542
#*	Eagle Pharmaceuticals, Inc.	14,264	727,179
*	Emergent BioSolutions, Inc.	25,102	1,856,293
*	Enanta Pharmaceuticals, Inc.	13,877	643,476
	Ensign Group, Inc. (The)	44,747	1,673,985
*	Globus Medical, Inc., Class A	2,600	123,396
*	Haemonetics Corp.	1,000	113,780
*	Hanger, Inc.	3,200	58,752
*	HealthStream, Inc.	28,770	656,675
*	Heska Corp.	3,100	219,480
*	HMS Holdings Corp.	81,860	2,347,335
*	Horizon Therapeutics P.L.C.	64,636	2,329,481
*	ICU Medical, Inc.	11,341	2,487,195
*	Innoviva, Inc.	35,157	498,526
*	Inogen, Inc.	16,788	839,400
*	Inovalon Holdings, Inc., Class A	10,729	187,758
*	Integer Holdings Corp.	9,320	693,967
#*	Integra LifeSciences Holdings Corp.	41,383	2,112,602
#*	iRadimed Corp.	1,300	28,288
#*	Joint Corp. (The)	15,601	188,772
*	Lantheus Holdings, Inc.	39,447	514,783
#	LeMaitre Vascular, Inc.	20,756	591,338
*	LHC Group, Inc.	22,751	2,957,402
#*	Ligand Pharmaceuticals, Inc.	6,503	641,001
	Luminex Corp.	4,200	151,410
*	Medpace Holdings, Inc.	33,480	2,673,713
*	Merit Medical Systems, Inc.	11,712	478,084
	Mesa Laboratories, Inc.	1,455	346,290
	National Research Corp.	22,893	1,181,050
*	Natus Medical, Inc.	14,600	364,854
*	NeoGenomics, Inc.	51,718	1,413,970
*	NextGen Healthcare, Inc.	46,942	495,238
*	NuVasive, Inc.	46,613	2,837,799
*	Omnicell, Inc.	38,941	2,838,799
*	Orthofix Medical, Inc.	13,973	495,343
*	Pennant Group, Inc.	22,373	442,762
#*	PetIQ, Inc.	15,030	429,858
*	Pfenex, Inc.	12,500	71,875
	Phibro Animal Health Corp., Class A	18,177	485,508
*	Premier, Inc., Class A	16,644	551,915
*	Providence Service Corp. (The)	12,561	728,664
	Psychemedics Corp.	5,287	31,722
*	Quidel Corp.	34,535	4,800,365
*	R1 RCM, Inc.	53,016	547,125
*	RadNet, Inc.	55,618	785,326
*	REGENXBIO, Inc.	9,847	392,108
*	Select Medical Holdings Corp.	121,651	2,076,583
#*	SIGA Technologies, Inc.	8,859	52,357
	Simulations Plus, Inc.	18,207	692,776
*	Surgery Partners, Inc.	3,700	43,660
*	Surmodics, Inc.	2,700	102,870
*	Tenet Healthcare Corp.	55,972	1,129,515
	US Physical Therapy, Inc.	13,774	1,039,937
	Utah Medical Products, Inc.	3,164	262,612
*	Varex Imaging Corp.	23,438	612,435
#*	Wright Medical Group NV	56,136	1,634,680

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Xencor, Inc.	22,132	$646,918

TOTAL HEALTH CARE			72,126,038

INDUSTRIALS — (23.7%)
	AAON, Inc.	51,840	2,469,658
*	Advanced Disposal Services, Inc.	8,994	290,056
	Advanced Drainage Systems, Inc.	22,921	929,217
*	Aerojet Rocketdyne Holdings, Inc.	76,417	3,143,795
*	Aerovironment, Inc.	21,865	1,317,585
*	Air Transport Services Group, Inc.	58,752	1,189,140
#	Alamo Group, Inc.	11,010	1,083,824
	Albany International Corp., Class A	26,148	1,337,209
	Allegiant Travel Co.	11,971	939,484
	Allied Motion Technologies, Inc.	8,723	251,397
	Allison Transmission Holdings, Inc.	38,629	1,403,778
*	Ameresco, Inc., Class A	647	11,685
#*	American Superconductor Corp.	1,130	6,498
*	American Woodmark Corp.	9,007	463,050
	Applied Industrial Technologies, Inc.	29,231	1,531,412
	Armstrong World Industries, Inc.	42,625	3,285,535
*	ASGN, Inc.	27,939	1,297,767
*	Astronics Corp., Class B	4,890	46,944
*	Atkore International Group, Inc.	57,427	1,397,773
*	Avis Budget Group, Inc.	48,120	793,018
	Barnes Group, Inc.	19,131	734,248
	Barrett Business Services, Inc.	7,091	346,892
	BG Staffing, Inc.	7,314	88,865
	Brady Corp., Class A	32,340	1,408,084
	Brink’s Co. (The)	46,238	2,363,687
*	Builders FirstSource, Inc.	124,893	2,291,787
*	Casella Waste Systems, Inc., Class A	39,528	1,833,309
#*	Cimpress P.L.C.	18,798	1,368,306
*	Clean Harbors, Inc.	42,362	2,263,402
	Comfort Systems USA, Inc.	34,018	1,132,799
#*	Construction Partners, Inc., Class A	24,038	440,617
	CoreLogic, Inc.	49,921	1,917,965
	Covanta Holding Corp.	123,203	958,519
	Crane Co.	11,274	613,869
	CSW Industrials, Inc.	13,944	923,651
	Curtiss-Wright Corp.	12,056	1,249,604
	Deluxe Corp.	120	3,380
	Douglas Dynamics, Inc.	21,553	796,599
	EMCOR Group, Inc.	5,800	368,474
#*	Energy Recovery, Inc.	32,040	260,806
	Enerpac Tool Group Corp.	44,502	759,204
	EnerSys	12,623	737,057
	ESCO Technologies, Inc.	14,322	1,092,769
*	Evoqua Water Technologies Corp.	96,245	1,544,732
	Exponent, Inc.	49,829	3,504,474
	Federal Signal Corp.	54,040	1,455,297
	Flowserve Corp.	19,487	548,949
*	Forrester Research, Inc.	15,072	471,754
	Forward Air Corp.	25,727	1,327,513
*	Franklin Covey Co.	7,246	150,354
	Franklin Electric Co., Inc.	36,379	1,848,053
*	FTI Consulting, Inc.	22,599	2,878,209
*	Generac Holdings, Inc.	29,927	2,916,087
*	Gibraltar Industries, Inc.	27,340	1,265,842
	Gorman-Rupp Co. (The)	24,596	725,582

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	59,267	$523,920
	H&E Equipment Services, Inc.	33,873	550,775
*	HD Supply Holdings, Inc.	23,900	709,352
#	Healthcare Services Group, Inc.	55,964	1,426,522
	Heartland Express, Inc.	75,243	1,474,010
	Helios Technologies, Inc.	27,454	976,539
*	Heritage-Crystal Clean, Inc.	13,772	252,716
	Herman Miller, Inc.	38,645	871,058
	HNI Corp.	36,722	893,813
*	Huron Consulting Group, Inc.	17,560	984,062
	ICF International, Inc.	15,401	1,132,590
	Insperity, Inc.	29,696	1,416,796
	ITT, Inc.	22,591	1,190,998
	John Bean Technologies Corp.	27,143	2,082,954
	Kadant, Inc.	10,042	844,432
	Kforce, Inc.	29,276	876,816
	Kimball International, Inc., Class B	33,529	411,401
	Knoll, Inc.	34,450	401,687
*	Kratos Defense & Security Solutions, Inc.	52,740	792,155
	Landstar System, Inc.	30,625	3,163,869
*	Lawson Products, Inc.	7,797	262,057
	Lincoln Electric Holdings, Inc.	8,375	674,271
	Lindsay Corp.	8,242	741,780
*	Masonite International Corp.	22,308	1,317,957
#*	MasTec, Inc.	23,518	844,296
	Matson, Inc.	4,184	126,524
	McGrath RentCorp	21,606	1,178,607
*	Mercury Systems, Inc.	39,423	3,514,955
*	Meritor, Inc.	115,261	2,362,850
	Moog, Inc., Class A	189	9,352
	MSA Safety, Inc.	30,855	3,472,113
	MSC Industrial Direct Co., Inc., Class A	32,082	1,913,370
	Mueller Industries, Inc.	51,576	1,335,818
	Mueller Water Products, Inc., Class A	155,817	1,478,703
	Nielsen Holdings P.L.C.	24,199	356,451
#	Omega Flex, Inc.	8,645	778,914
*	PAM Transportation Services, Inc.	315	12,027
	Patrick Industries, Inc.	21,573	889,239
#	Pitney Bowes, Inc.	162,270	572,813
*	Proto Labs, Inc.	15,852	1,610,405
	Raven Industries, Inc.	34,737	773,593
*	RBC Bearings, Inc.	17,893	2,266,685
	Rexnord Corp.	73,680	2,009,254
*	Saia, Inc.	22,005	2,035,903
	Simpson Manufacturing Co., Inc.	38,377	2,766,982
#*	SiteOne Landscape Supply, Inc.	37,435	3,317,864
*	SP Plus Corp.	106	2,236
	Spartan Motors, Inc.	31,109	438,326
*	SPX Corp.	48,787	1,860,248
	Steelcase, Inc., Class A	205	2,245
*	Stericycle, Inc.	8,465	413,092
*	Sterling Construction Co., Inc.	23,347	230,668
	Systemax, Inc.	39,361	781,709
	Tennant Co.	16,546	979,027
	Terex Corp.	1,133	17,210
	Tetra Tech, Inc.	52,146	3,925,551
*	TPI Composites, Inc.	27,892	488,947
*	Transcat, Inc.	7,200	202,248
#*	Trex Co., Inc.	45,088	4,293,279

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TriNet Group, Inc.	57,613	$2,821,309
	UFP Industries, Inc.	7,254	298,284
	UniFirst Corp.	1,046	175,885
	Universal Logistics Holdings, Inc.	22,316	310,862
	US Ecology, Inc.	20,018	656,190
	Valmont Industries, Inc.	14,722	1,726,007
*	Vectrus, Inc.	7,400	384,874
	Viad Corp.	9,160	219,565
#*	Vicor Corp.	19,804	1,052,979
	Watts Water Technologies, Inc., Class A	19,595	1,614,628
*	Welbilt, Inc.	131,700	649,281
	Werner Enterprises, Inc.	25,000	1,003,000
*	WillScot Corp.	89,927	1,047,650
	Woodward, Inc.	18,356	1,111,639

TOTAL INDUSTRIALS			150,085,751

INFORMATION TECHNOLOGY — (19.2%)
*	Acacia Communications, Inc.	791	53,543
*	ACI Worldwide, Inc.	95,820	2,625,468
#*	ACM Research, Inc., Class A	5,868	234,309
*	Advanced Energy Industries, Inc.	36,197	2,012,553
*	Agilysys, Inc.	9,728	190,572
*	Alarm.com Holdings, Inc.	29,338	1,312,289
	Alliance Data Systems Corp.	9,568	479,070
*	Ambarella, Inc.	3,167	166,521
	American Software, Inc., Class A	24,172	398,355
#*	Appfolio, Inc., Class A	17,294	1,899,919
	Badger Meter, Inc.	29,927	1,766,591
	Blackbaud, Inc.	39,623	2,189,567
	Brooks Automation, Inc.	55,033	2,118,220
	Cabot Microelectronics Corp.	15,988	1,959,170
*	Calix, Inc.	4,500	51,750
*	Cardtronics P.L.C., Class A	45,853	1,050,034
*	Casa Systems, Inc.	61,550	315,751
	Cass Information Systems, Inc.	13,733	550,831
*	CEVA, Inc.	6,160	193,116
*	ChannelAdvisor Corp.	3,274	33,820
*	Cirrus Logic, Inc.	43,913	3,319,823
*	Clearfield, Inc.	2,337	30,451
#*	Coherent, Inc.	17,077	2,183,636
*	Cornerstone OnDemand Inc.	27,187	912,396
*	Cree, Inc.	29,811	1,285,748
	CSG Systems International, Inc.	33,846	1,644,239
	CTS Corp.	23,909	553,732
*	CyberOptics Corp.	2,191	56,068
*	Digital Turbine, Inc.	88,080	516,149
*	Diodes, Inc.	22,439	1,141,921
*	DSP Group, Inc.	5,600	96,600
*	eGain Corp.	36,067	299,356
*	Endurance International Group Holdings, Inc.	132,086	338,801
#*	Enphase Energy Inc.	118,402	5,544,766
*	Envestnet, Inc.	23,342	1,459,342
*	ePlus, Inc.	11,668	825,511
*	Euronet Worldwide, Inc.	16,559	1,519,454
	EVERTEC, Inc.	72,062	1,826,051
*	ExlService Holdings, Inc.	32,295	1,993,570
*	Fabrinet	36,687	2,302,109
*	FARO Technologies, Inc.	16,907	928,025
*	FormFactor, Inc.	72,125	1,680,512

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	GlobalSCAPE, Inc.	21,544	$200,790
#*	Globant SA	32,066	3,709,074
	Hackett Group, Inc. (The)	28,838	427,668
*	Harmonic, Inc.	85,571	496,312
*	Ichor Holdings, Ltd.	23,520	585,648
*	IEC Electronics Corp.	1,200	8,748
#*	Immersion Corp.	22,673	157,804
*	Intelligent Systems Corp.	530	17,776
	InterDigital, Inc.	8,155	471,114
*	Itron, Inc.	32,668	2,280,880
#	j2 Global, Inc.	36,743	2,962,955
	Jabil, Inc.	56,093	1,595,285
	Kulicke & Soffa Industries, Inc.	11,100	266,067
*	Lattice Semiconductor Corp.	146,912	3,306,989
*	Limelight Networks, Inc.	60,500	306,735
	Littelfuse, Inc.	13,335	1,936,775
#*	Lumentum Holdings, Inc.	2,167	175,332
*	Luna Innovations, Inc.	29,586	225,741
*	Manhattan Associates, Inc.	36,372	2,580,230
	ManTech International Corp., Class A	6,004	447,658
	MAXIMUS, Inc.	36,325	2,445,399
*	MaxLinear, Inc.	55,491	915,047
*	MicroStrategy, Inc., Class A	3,600	454,788
	MKS Instruments, Inc.	3,601	360,928
#*	Napco Security Technologies, Inc.	22,504	450,980
	National Instruments Corp.	30,137	1,157,864
#*	NCR Corp.	111,178	2,281,373
*	NeoPhotonics Corp.	14,193	136,537
	NIC, Inc.	66,915	1,621,350
*	Novanta, Inc.	34,180	2,969,900
*	Nuance Communications, Inc.	9,786	197,677
	NVE Corp.	4,591	260,631
*	OneSpan, Inc.	17,702	297,394
*	Onto Innovation Inc.	6,035	195,896
*	OSI Systems, Inc.	17,389	1,258,616
#*	Park City Group, Inc.	1,240	6,150
#*	Paylocity Holding Corp.	3,440	393,983
#	Paysign, Inc.	7,627	65,592
*	PDF Solutions, Inc.	7,500	119,775
*	Perficient, Inc.	30,890	1,075,899
*	Plexus Corp.	8,067	505,720
	Power Integrations, Inc.	25,449	2,604,705
	Progress Software Corp.	48,759	1,994,731
#*	Qualys, Inc.	31,132	3,282,558
*	Rogers Corp.	4,469	496,238
*	Rosetta Stone, Inc.	12,448	212,612
	Sabre Corp.	68,698	499,434
*	Sailpoint Technologies Holdings, Inc.	8,347	155,171
	Sapiens International Corp. NV	12,270	303,560
	Science Applications International Corp.	12,889	1,052,516
*	Semtech Corp.	27,243	1,232,473
#*	ShotSpotter, Inc.	3,144	108,059
*	Silicon Laboratories, Inc.	13,731	1,334,928
*	SMART Global Holdings, Inc.	22,580	571,048
*	SolarEdge Technologies, Inc.	48,091	5,366,475
*	SPS Commerce, Inc.	3,430	190,399
	Switch, Inc., Class A	32,065	550,556
*	Synaptics, Inc.	32,101	2,099,084
*	Teradata Corp.	87,892	2,161,264

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TTEC Holdings, Inc.	42,090	$1,640,668
#*	Tucows, Inc., Class A	852	45,079
*	Verint Systems, Inc.	50,334	2,151,275
*	Verra Mobility Corp.	24,135	216,250
*	Viavi Solutions, Inc.	190,041	2,295,695
*	Virtusa Corp.	28,451	938,883
*	WEX, Inc.	6,059	801,727
*	Zix Corp.	11,948	65,475

TOTAL INFORMATION TECHNOLOGY			121,761,652

MATERIALS — (5.6%)
*	Axalta Coating Systems, Ltd.	119,987	2,368,543
	Balchem Corp.	22,533	2,010,845
*	Berry Global Group, Inc.	8,967	356,797
	Cabot Corp.	43,834	1,485,534
	Chase Corp.	8,846	833,824
	Chemours Co. (The)	104,111	1,221,222
#	Cleveland-Cliffs, Inc.	304,912	1,335,515
#	Compass Minerals International, Inc.	29,408	1,445,697
	Eagle Materials, Inc.	22,938	1,399,447
*	Ferro Corp.	73,726	735,048
*	Forterra, Inc.	8,518	69,507
*	GCP Applied Technologies, Inc.	59,176	1,013,093
	Graphic Packaging Holding Co.	199,543	2,663,899
*	Ingevity Corp.	34,503	1,791,396
	Innospec, Inc.	7,597	550,934
*	Koppers Holdings, Inc.	23,691	373,370
#*	Livent Corp.	41,490	257,238
	Louisiana-Pacific Corp.	83,313	1,666,260
	Myers Industries, Inc.	33,893	418,918
	Neenah, Inc.	14,520	709,447
	NewMarket Corp.	5,570	2,291,721
	O-I Glass, Inc.	109,900	905,576
	PolyOne Corp.	9,175	213,686
*	Ryerson Holding Corp.	9,182	42,421
	Sensient Technologies Corp.	30,041	1,435,659
	Silgan Holdings, Inc.	79,837	2,754,377
	Stepan Co.	17,735	1,691,919
	Worthington Industries, Inc.	44,457	1,175,443
	WR Grace & Co.	53,851	2,543,383

TOTAL MATERIALS			35,760,719

REAL ESTATE — (0.5%)
#*	Cushman & Wakefield PLC	72,498	882,301
*	Marcus & Millichap, Inc.	36,257	1,053,266
	Newmark Group, Inc., Class A	103,651	402,166
	RMR Group, Inc. (The), Class A	17,410	516,380
*	St Joe Co. (The)	11,966	218,978

TOTAL REAL ESTATE			3,073,091

UTILITIES — (0.9%)
	Genie Energy, Ltd., Class B	22,810	179,743
	New Jersey Resources Corp.	77,271	2,610,214
	Ormat Technologies, Inc.	33,340	2,080,750

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
TerraForm Power, Inc., Class A	47,182	$817,192

TOTAL UTILITIES		5,687,899

TOTAL COMMON STOCKS		601,266,517

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	2,460	61,500

TOTAL INVESTMENT SECURITIES (Cost $582,668,683)		601,328,017

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.216%	2,311,974	2,311,974

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	2,536,190	29,346,257

TOTAL INVESTMENTS — (100.0%) (Cost $614,321,152)		$632,986,248

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,254,240	—	—	$16,254,240
Consumer Discretionary	111,369,353	—	—	111,369,353
Consumer Staples	35,283,685	—	—	35,283,685
Energy	2,704,935	—	—	2,704,935
Financials	47,159,154	—	—	47,159,154
Health Care	72,126,038	—	—	72,126,038
Industrials	150,085,751	—	—	150,085,751
Information Technology	121,761,652	—	—	121,761,652
Materials	35,760,719	—	—	35,760,719
Real Estate	3,073,091	—	—	3,073,091
Utilities	5,687,899	—	—	5,687,899
Preferred Stocks
Communication Services	61,500	—	—	61,500
Temporary Cash Investments	2,311,974	—	—	2,311,974
Securities Lending Collateral	—	$29,346,257	—	29,346,257

TOTAL	$603,639,991	$29,346,257	—	$632,986,248

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.8%)
AUSTRALIA — (5.8%)
#	Altium, Ltd.	7,521	$165,096
	Aristocrat Leisure, Ltd.	71,362	1,170,322
	Beach Energy, Ltd.	18,514	18,046
	BHP Group, Ltd.	165,660	3,381,833
#	BHP Group, Ltd., Sponsored ADR	9,711	395,043
	Brambles, Ltd.	150,259	1,073,985
#	Carsales.com, Ltd.	39,084	357,532
	CIMIC Group, Ltd.	22,129	352,258
	Coca-Cola Amatil, Ltd.	92,609	515,609
	Cochlear, Ltd.	12,341	1,467,313
	Coles Group, Ltd.	136,419	1,367,985
	Computershare, Ltd.	85,729	674,488
	CSL, Ltd.	33,058	6,589,360
	Domino’s Pizza Enterprises, Ltd.	11,260	421,321
	Evolution Mining, Ltd.	148,541	483,729
	IDP Education, Ltd.	29,385	278,546
	Iluka Resources, Ltd.	31,786	157,660
	James Hardie Industries P.L.C.	47,684	684,532
#	JB Hi-Fi, Ltd.	26,500	599,096
	Magellan Financial Group, Ltd.	23,475	768,962
	Medibank Pvt, Ltd.	238,802	418,337
	Northern Star Resources, Ltd.	80,600	650,851
	Qantas Airways, Ltd.	15,334	38,085
	Ramsay Health Care, Ltd.	26,924	1,093,426
#	REA Group, Ltd.	9,261	529,905
	Rio Tinto, Ltd.	21,492	1,211,314
	Telstra Corp., Ltd.	430,771	847,418
	TPG Telecom, Ltd.	33,380	159,280
	Wesfarmers, Ltd.	60,270	1,463,925
	WiseTech Global, Ltd.	1,872	22,292
	Woolworths Group, Ltd.	51,145	1,183,593

TOTAL AUSTRALIA			28,541,142

AUSTRIA — (0.1%)
	ANDRITZ AG	144	4,732
	OMV AG	12,000	391,822
	Verbund AG	930	42,108

TOTAL AUSTRIA			438,662

BELGIUM — (0.9%)
	Anheuser-Busch InBev SA	27,797	1,294,507
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	83,503
	Colruyt SA	6,221	372,834
	Proximus SADP	23,321	497,750
	UCB SA	5,955	545,710
#	Umicore SA	35,303	1,530,049

TOTAL BELGIUM			4,324,353

CANADA — (8.0%)
#	Agnico Eagle Mines, Ltd.	2,800	164,304
*	Air Canada	11,113	161,591
	Alimentation Couche-Tard, Inc., Class B	57,440	1,602,766
	B2Gold Corp.	153,275	775,212
	Barrick Gold Corp.	3,869	99,511

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Bausch Health Cos., Inc.	50,450	$914,154
*	Bausch Health Cos., Inc.	4,800	86,727
	BCE, Inc.	9,101	368,041
	BCE, Inc.	5,184	209,641
	CAE, Inc.	2,400	39,657
	CAE, Inc.	22,140	366,638
#*	Canada Goose Holdings, Inc.	8,394	200,450
	Canadian National Railway Co.	41,022	3,399,493
	Canadian Pacific Railway, Ltd.	700	159,095
	Canadian Pacific Railway, Ltd.	8,108	1,843,192
	CCL Industries, Inc., Class B	15,913	497,413
*	CGI, Inc.	11,117	711,155
*	CGI, Inc.	13,012	829,825
	CI Financial Corp.	39,339	417,992
	Cogeco Communications, Inc.	2,200	162,651
	Constellation Software, Inc.	3,145	3,024,302
	Dollarama, Inc.	10,800	338,754
#	Empire Co., Ltd., Class A	20,851	460,326
	FirstService Corp.	5,714	494,041
	George Weston, Ltd.	11,782	835,773
#	Gildan Activewear, Inc.	8,071	112,510
	IGM Financial, Inc.	8,200	173,667
	Intact Financial Corp.	5,443	518,003
	Inter Pipeline, Ltd.	34,163	285,684
	Keyera Corp.	24,100	357,531
	Kirkland Lake Gold, Ltd.	11,400	471,250
	Kirkland Lake Gold, Ltd.	18,574	769,335
	Loblaw Cos., Ltd.	25,231	1,241,656
	Metro, Inc.	22,140	910,916
	National Bank of Canada	5,200	209,726
	Northland Power, Inc.	21,723	466,156
	Open Text Corp.	5,725	216,340
	Open Text Corp.	34,773	1,319,635
	Parkland Fuel Corp.	20,464	484,126
	Pembina Pipeline Corp.	16,018	367,453
	Quebecor, Inc., Class B	26,710	581,616
	Restaurant Brands International, Inc.	15,176	740,293
	Restaurant Brands International, Inc.	3,973	195,869
	Ritchie Bros Auctioneers, Inc.	7,564	325,557
	Ritchie Bros Auctioneers, Inc.	547	23,570
	Rogers Communications, Inc., Class B	13,900	582,183
	Rogers Communications, Inc., Class B	18,601	777,894
	Royal Bank of Canada 2754383	22,730	1,398,304
	Royal Bank of Canada 780087102	28,696	1,767,387
	Saputo, Inc.	22,674	570,128
	Shaw Communications, Inc., Class B	52,573	858,517
	Stantec, Inc.	6,900	203,389
	TC Energy Corp.	5,300	243,915
#	TC Energy Corp.	38,077	1,765,250
#	Thomson Reuters Corp.	10,296	725,971
	Toromont Industries, Ltd.	12,204	573,398
	Toronto-Dominion Bank (The)	4,423	184,807
	Waste Connections, Inc.	6,261	537,925
	Waste Connections, Inc.	1,440	123,894
	WSP Global, Inc.	15,338	1,029,292

TOTAL CANADA			39,275,851

DENMARK — (2.1%)
	Coloplast A.S., Class B	9,517	1,501,058

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk A.S., Class B	139,776	$8,916,312

TOTAL DENMARK			10,417,370

FINLAND — (1.0%)
	Elisa Oyj	23,831	1,448,168
	Kesko Oyj, Class A	9,472	154,196
	Kesko Oyj, Class B	26,900	438,311
	Kone Oyj, Class B	21,169	1,281,869
	Neste Oyj	29,406	1,038,488
	Nordea Bank Abp	835	5,343
	Sampo Oyj, Class A	3,303	109,486
	UPM-Kymmene Oyj	16,166	443,355
	Wartsila Oyj Abp	14,184	104,114

TOTAL FINLAND			5,023,330

FRANCE — (9.0%)
	Aeroports de Paris	2,275	222,078
	Air Liquide SA	31,945	4,058,747
*	Airbus SE	60,661	3,840,963
	Atos SE	809	57,855
	BioMerieux	751	92,789
	Bureau Veritas SA	59,188	1,228,739
	Danone SA	28,672	1,998,353
	Dassault Systemes SE	425	62,250
#	Eurofins Scientific SE	1,970	1,089,746
	Getlink SE	3,106	39,617
	Hermes International	2,935	2,145,690
	Ipsen SA	5,962	443,947
#	Kering SA	6,880	3,499,887
	Legrand SA	35,691	2,392,816
	L’Oreal SA	335	97,398
	LVMH Moet Hennessy Louis Vuitton SE	22,088	8,539,056
	Safran SA	28,927	2,689,374
	Sartorius Stedim Biotech	2,805	672,564
	SEB SA	3,918	469,876
#	Sodexo SA	15,040	1,202,380
	STMicroelectronics NV	82,378	2,121,353
#	STMicroelectronics NV	5,506	140,789
#	Teleperformance	7,733	1,732,261
	Thales SA	18,476	1,399,208
*	Ubisoft Entertainment SA	17,495	1,301,310
	Vinci SA	34,742	2,846,132
*	Worldline SA	550	37,251

TOTAL FRANCE			44,422,429

GERMANY — (7.6%)
	Adidas AG	13,494	3,089,214
	Beiersdorf AG	13,860	1,450,149
	Brenntag AG	26,013	1,177,815
	Carl Zeiss Meditec AG	2,484	244,942
	Deutsche Boerse AG	19,530	3,027,901
	Deutsche Post AG	103,523	3,075,376
	Deutsche Telekom AG	337,709	4,937,176
	E.ON SE	253,584	2,540,219
	Fielmann AG	2,346	154,261
	Fraport AG Frankfurt Airport Services Worldwide	64	2,803
	Fresenius Medical Care AG & Co. KGaA	36,136	2,831,996
	Fuchs Petrolub SE	2,255	75,388

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hapag-Lloyd AG	3,276	$469,315
	Henkel AG & Co. KGaA	3,340	260,364
	Hochtief AG	5,744	449,475
	Infineon Technologies AG	216,788	4,030,289
	KION Group AG	10,936	542,450
	Knorr-Bremse AG	7,867	731,658
	MTU Aero Engines AG	5,481	746,377
	Nemetschek SE	6,714	422,410
	Puma SE	7,842	492,599
	Puma SE	450	28,296
	Rational AG	599	289,062
	RTL Group SA	6,506	216,657
	SAP SE, Sponsored ADR	5,177	613,682
	SAP SE	21,494	2,560,089
	Scout24 AG	4,604	301,034
	Symrise AG	13,281	1,345,492
	Wirecard AG	8,365	827,780
*	Zalando SE	6,417	314,521

TOTAL GERMANY			37,248,790

HONG KONG — (3.0%)
	AIA Group, Ltd.	341,800	3,136,961
	ASM Pacific Technology, Ltd.	40,500	409,241
	Chow Tai Fook Jewellery Group, Ltd.	152,000	128,597
	Galaxy Entertainment Group, Ltd.	314,000	2,019,492
	HKT Trust & HKT, Ltd.	888,000	1,432,983
	Hong Kong & China Gas Co., Ltd.	510,000	914,022
	Hong Kong Exchanges & Clearing, Ltd.	89,890	2,882,066
	MGM China Holdings, Ltd.	178,400	220,309
	NagaCorp., Ltd.	264,000	311,584
	PCCW, Ltd.	93,000	56,970
	Prada SpA	35,400	114,932
	Sands China, Ltd.	198,800	804,841
	Techtronic Industries Co., Ltd.	162,000	1,228,366
#	Vitasoy International Holdings, Ltd.	110,000	392,314
#	Wynn Macau, Ltd.	268,000	462,802

TOTAL HONG KONG			14,515,480

IRELAND — (0.4%)
	Glanbia P.L.C.	3,477	37,003
	Kerry Group P.L.C., Class A	5,616	646,445
	Kingspan Group P.L.C.	11,512	586,600
	Smurfit Kappa Group P.L.C.	30,072	942,043

TOTAL IRELAND			2,212,091

ISRAEL — (0.4%)
	Azrieli Group, Ltd.	192	11,369
	Bank Leumi Le-Israel BM	7,502	40,422
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	70,090
	Delek Group, Ltd.	418	19,031
	Elbit Systems, Ltd.	318	43,110
	Elbit Systems, Ltd.	1,308	177,849
	First International Bank Of Israel, Ltd.	1,937	47,781
	Harel Insurance Investments & Financial Services, Ltd.	5,929	38,174
	ICL, Ltd.	80,604	281,229
	Mizrahi Tefahot Bank, Ltd.	16,129	330,340
#*	Nice, Ltd., Sponsored ADR	1,919	315,292
	Shapir Engineering and Industry, Ltd.	9,190	64,427

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Shikun & Binui, Ltd.	2,025	$8,405
	Shufersal, Ltd.	5,390	34,592
	Strauss Group, Ltd.	4,186	118,319
*	Tower Semiconductor, Ltd.	4,828	92,867
*	Tower Semiconductor, Ltd.	9,492	185,947

TOTAL ISRAEL			1,879,244

ITALY — (1.9%)
	A2A SpA	93,245	127,112
	Atlantia SpA	10,383	170,211
*	CNH Industrial NV	177,736	1,111,773
	DiaSorin SpA	1,290	219,973
	Enel SpA	306,502	2,093,545
	Ferrari NV	5,787	904,512
	Ferrari NV	7,617	1,185,357
	FinecoBank Banca Fineco SpA	45,840	510,732
	Hera SpA	89,233	330,317
	Leonardo SpA	17,069	117,880
	Moncler SpA	29,895	1,124,258
	Recordati SpA	11,853	516,171
	Snam SpA	248,867	1,116,390

TOTAL ITALY			9,528,231

JAPAN — (22.9%)
	ABC-Mart, Inc.	3,500	177,865
	Advantest Corp.	37,800	1,834,110
	Aeon Co., Ltd.	49,900	1,004,566
	Aeon Delight Co., Ltd.	500	14,320
	Aica Kogyo Co., Ltd.	2,900	83,568
	Ain Holdings, Inc.	3,000	168,284
	Amano Corp.	4,800	98,550
#	Anritsu Corp.	13,500	274,799
	Asahi Group Holdings, Ltd.	30,300	1,041,875
	Asahi Intecc Co., Ltd.	21,900	580,158
	Astellas Pharma, Inc.	155,200	2,566,876
	Bandai Namco Holdings, Inc.	14,200	709,523
	Benefit One, Inc.	11,300	198,382
	Benesse Holdings, Inc.	4,200	119,605
	Calbee, Inc.	8,400	254,164
	Capcom Co., Ltd.	8,900	272,807
	Casio Computer Co., Ltd.	20,400	321,949
	Chugai Pharmaceutical Co., Ltd.	12,300	1,466,181
	Colowide Co., Ltd.	200	2,754
	Cosmos Pharmaceutical Corp.	1,200	321,227
	CyberAgent, Inc.	19,400	814,528
#	Daifuku Co., Ltd.	10,251	717,373
	Daiichikosho Co., Ltd.	4,600	138,065
	Daikin Industries, Ltd.	20,700	2,656,450
	Daito Trust Construction Co., Ltd.	16,300	1,549,893
	Disco Corp.	1,000	223,314
	DMG Mori Co., Ltd.	3,200	32,719
	Eisai Co., Ltd.	4,700	328,112
	FamilyMart Co., Ltd.	26,900	456,160
	Fancl Corp.	8,200	196,580
	Fast Retailing Co., Ltd.	5,000	2,371,234
	FP Corp.	3,900	294,195
	Fuji Electric Co., Ltd.	1,700	40,549
	Fuji Kyuko Co., Ltd.	3,699	106,730

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fuji Oil Holdings, Inc.	5,400	$125,980
	Fujitsu General, Ltd.	6,000	99,337
	Fujitsu, Ltd.	18,300	1,777,815
	GMO internet, Inc.	11,500	250,310
	GMO Payment Gateway, Inc.	7,700	686,450
#	Goldwin, Inc.	3,500	188,430
	GungHo Online Entertainment, Inc.	4,140	64,201
	Hakuhodo DY Holdings, Inc.	28,200	312,399
	Hamamatsu Photonics KK	5,000	218,546
	Harmonic Drive Systems, Inc.	600	27,719
	Hikari Tsushin, Inc.	2,029	392,673
	Hitachi Transport System, Ltd.	1,800	43,688
	Horiba, Ltd.	3,700	195,780
	Hoya Corp.	21,900	1,997,134
	Hulic Co., Ltd.	28,700	283,842
	Ichigo, Inc.	600	1,537
	Infomart Corp.	34,600	238,901
#	Ito En, Ltd.	10,200	566,629
	Itochu Techno-Solutions Corp.	5,400	164,995
	Izumi Co., Ltd.	600	17,564
	Japan Airport Terminal Co., Ltd.	5,300	214,927
	Japan Exchange Group, Inc.	60,700	1,129,046
	Japan Tobacco, Inc.	99,600	1,854,856
	JCR Pharmaceuticals Co., Ltd.	800	76,628
	Justsystems Corp.	3,400	207,917
	Kakaku.com, Inc.	23,100	471,363
	Kaken Pharmaceutical Co., Ltd.	3,300	181,637
	Kao Corp.	44,000	3,393,117
	KDDI Corp.	197,400	5,717,547
	Keihan Holdings Co., Ltd.	10,100	453,952
	Kewpie Corp.	7,800	154,893
	Keyence Corp.	3,800	1,356,646
#	Kikkoman Corp.	7,900	363,005
	Kirin Holdings Co., Ltd.	42,500	820,175
#	Kobe Bussan Co., Ltd.	10,500	507,244
	Koito Manufacturing Co., Ltd.	900	33,901
	Konami Holdings Corp.	9,800	307,712
#	Kose Corp.	3,800	475,047
	Kotobuki Spirits Co., Ltd.	2,000	78,118
	Kubota Corp.	600	7,451
#	Kusuri no Aoki Holdings Co., Ltd.	3,000	235,994
	Kyudenko Corp.	500	14,019
	Lasertec Corp.	14,300	945,752
	Lawson, Inc.	10,900	566,577
	Lion Corp.	17,200	361,584
#	M3, Inc.	23,100	833,771
	Mani, Inc.	2,700	60,136
	Matsumotokiyoshi Holdings Co., Ltd.	7,300	251,256
	McDonald’s Holdings Co. Japan, Ltd.	3,600	176,025
	MEIJI Holdings Co., Ltd.	17,900	1,243,223
	Minebea Mitsumi, Inc.	66,900	1,087,740
#	MISUMI Group, Inc.	15,600	370,553
	MonotaRO Co., Ltd.	21,900	703,678
	Morinaga & Co., Ltd.	6,300	258,900
	Murata Manufacturing Co., Ltd.	33,400	1,881,989
	Nabtesco Corp.	11,500	329,076
	NET One Systems Co., Ltd.	8,700	250,800
	Nexon Co., Ltd.	500	8,073
	Nichirei Corp.	18,700	467,794

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nidec Corp.	800	$46,571
	Nifco, Inc.	12,800	247,152
	Nihon M&A Center, Inc.	25,300	825,346
	Nihon Unisys, Ltd.	12,900	373,079
	Nintendo Co., Ltd.	3,200	1,321,357
	Nippon Suisan Kaisha, Ltd.	3,400	15,128
	Nissan Chemical Corp.	14,800	567,856
	Nitori Holdings Co., Ltd.	2,700	413,844
	Noevir Holdings Co., Ltd.	600	28,106
	NOF Corp.	4,500	149,115
	Nomura Research Institute, Ltd.	22,130	541,765
	NS Solutions Corp.	3,500	88,409
	NTT Data Corp.	67,000	683,679
	NTT DOCOMO, Inc.	109,500	3,227,099
	Olympus Corp.	99,000	1,570,820
	Omron Corp.	800	46,988
	Open House Co., Ltd.	14,200	309,533
	Oracle Corp.	4,400	452,971
	Oriental Land Co., Ltd.	5,400	682,804
	Otsuka Corp.	11,300	511,638
	Pan Pacific International Holdings Corp.	31,800	616,083
	Park24 Co., Ltd.	19,600	307,739
*	PeptiDream, Inc.	9,600	358,067
	Persol Holdings Co., Ltd.	40,500	465,781
	Pigeon Corp.	19,900	708,636
	Pilot Corp.	3,800	127,310
	Pola Orbis Holdings, Inc.	8,700	155,255
	Rakuten, Inc.	69,887	592,588
	Recruit Holdings Co., Ltd.	118,000	3,442,200
	Relo Group, Inc.	18,500	400,754
*	Renesas Electronics Corp.	130,700	690,151
	Rohto Pharmaceutical Co., Ltd.	7,500	218,217
	Ryohin Keikaku Co., Ltd.	43,700	520,095
	Sankyu, Inc.	3,600	138,340
	Santen Pharmaceutical Co., Ltd.	32,300	571,762
	Sanwa Holdings Corp.	10,100	78,373
	SCSK Corp.	9,000	407,425
	Secom Co., Ltd.	4,700	391,130
	Seibu Holdings, Inc.	3,300	39,591
	Sekisui Chemical Co., Ltd.	3,500	44,359
	Seria Co., Ltd.	3,900	126,751
	Seven & I Holdings Co., Ltd.	3,900	129,157
	Seven Bank, Ltd.	78,600	213,070
	SG Holdings Co., Ltd.	7,000	194,761
#	Sharp Corp.	52,433	577,186
	Shimadzu Corp.	20,900	520,491
	Shimano, Inc.	2,000	294,711
	Shin-Etsu Chemical Co., Ltd.	19,700	2,172,949
	Shionogi & Co., Ltd.	14,900	822,890
	Ship Healthcare Holdings, Inc.	6,600	298,497
	Shiseido Co., Ltd.	35,400	2,081,279
	Skylark Holdings Co., Ltd.	50,300	743,509
	SMS Co., Ltd.	13,000	283,352
	Softbank Corp.	144,100	1,962,350
	SoftBank Group Corp.	6,780	290,608
	Sohgo Security Services Co., Ltd.	7,500	357,765
	Sony Corp.	106,900	6,879,451
	Square Enix Holdings Co., Ltd.	6,400	262,311
	Sugi Holdings Co., Ltd.	3,600	217,087

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SUMCO Corp.	53,900	$767,379
	Sumitomo Realty & Development Co., Ltd.	1,700	45,530
	Sundrug Co., Ltd.	12,300	421,133
	Suntory Beverage & Food, Ltd.	7,700	289,969
	Sushiro Global Holdings, Ltd.	18,400	283,790
	Sysmex Corp.	13,200	911,951
	Taiyo Nippon Sanso Corp.	32,400	502,548
	Taiyo Yuden Co., Ltd.	29,900	833,694
	TechnoPro Holdings, Inc.	6,700	381,671
	Terumo Corp.	20,900	693,516
	TIS, Inc.	23,700	451,944
	Toei Animation Co., Ltd.	1,000	49,392
	Tokyo Electron, Ltd.	13,700	2,917,838
	Toshiba TEC Corp.	7,100	231,201
	TOTO, Ltd.	8,099	281,903
	Trend Micro, Inc.	22,600	1,146,539
	Tsuruha Holdings, Inc.	4,800	643,599
	Unicharm Corp.	11,500	423,815
	USS Co., Ltd.	22,200	351,534
	Welcia Holdings Co., Ltd.	9,000	653,385
	Workman Co., Ltd.	2,000	126,551
	Yaoko Co., Ltd.	3,100	192,151
	Yaskawa Electric Corp.	16,600	541,238
	Yokogawa Electric Corp.	7,900	107,680
	Z Holdings Corp.	127,600	492,450
	Zenkoku Hosho Co., Ltd.	9,400	273,897
	Zensho Holdings Co., Ltd.	16,600	326,761
	ZOZO, Inc.	24,900	401,775

TOTAL JAPAN			112,493,642

NETHERLANDS — (3.0%)
#	ASML Holding NV	2,127	621,266
	ASML Holding NV	13,926	4,016,676
#	GrandVision NV	6,267	166,721
	Koninklijke KPN NV	79,103	182,201
	Unilever NV 904784709	89,365	4,416,418
	Unilever NV NL0000388619	28,690	1,428,741
#	Wolters Kluwer NV	53,502	3,940,548

TOTAL NETHERLANDS			14,772,571

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	67,080	798,381
	Fisher & Paykel Healthcare Corp., Ltd.	13,481	225,224
	Spark New Zealand, Ltd.	233,543	632,040

TOTAL NEW ZEALAND			1,655,645

NORWAY — (0.6%)
	Aker BP ASA	10,737	176,274
	Bakkafrost P/F	2,048	101,045
	Gjensidige Forsikring ASA	14,652	258,532
	Leroy Seafood Group ASA	5,950	31,599
	Mowi ASA	31,193	534,243
	Orkla ASA	9,937	89,760
	Salmar ASA	6,714	261,665
#	Schibsted ASA, Class A	5,976	126,781
	Schibsted ASA, Class B	4,592	89,187
	Telenor ASA	59,542	913,317
	TGS NOPEC Geophysical Co. ASA	1,049	16,065

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Tomra Systems ASA	13,193	$438,361

TOTAL NORWAY			3,036,829

PORTUGAL — (0.0%)
	Jeronimo Martins SGPS SA	14,536	246,436

SINGAPORE — (0.9%)
	Dairy Farm International Holdings, Ltd.	40,200	192,647
	DBS Group Holdings, Ltd.	59,400	836,299
	Genting Singapore, Ltd.	179,300	99,488
	Jardine Cycle & Carriage, Ltd.	13,044	185,459
	Olam International, Ltd.	6,600	6,988
	Oversea-Chinese Banking Corp., Ltd.	3,348	21,361
	SATS, Ltd.	89,300	206,890
	Singapore Exchange, Ltd.	118,300	806,700
	Singapore Technologies Engineering, Ltd.	196,300	475,388
	Singapore Telecommunications, Ltd.	352,700	704,778
	Singapore Telecommunications, Ltd.	10,900	21,543
	United Overseas Bank, Ltd.	27,323	390,421
	Venture Corp., Ltd.	34,900	390,031

TOTAL SINGAPORE			4,337,993

SPAIN — (2.2%)
	Acciona SA	2,452	243,029
	Aena SME SA	6,495	822,172
	Amadeus IT Group SA	54,299	2,591,824
	Cellnex Telecom SA	23,003	1,203,167
	Enagas SA	19,692	459,645
	Endesa SA	34,831	772,558
	Grifols SA	31,463	1,073,734
	Industria de Diseno Textil SA	61,458	1,574,086
	Naturgy Energy Group SA	9,749	172,240
	Telefonica SA	466,226	2,131,809

TOTAL SPAIN			11,044,264

SWEDEN — (2.3%)
	AAK AB	5,532	90,359
*	Alfa Laval AB	33,340	623,022
	Assa Abloy AB, Class B	22,895	409,865
	Atlas Copco AB, Class A	63,342	2,183,048
	Atlas Copco AB, Class B	37,577	1,162,326
	Axfood AB	16,520	351,427
	Beijer Ref AB	8,402	172,640
	Electrolux AB, Class B	30,287	414,140
*	Electrolux Professional AB, Class B	30,287	69,728
#	Elekta AB, Class B	25,642	232,968
#	Epiroc AB, Class A	38,561	385,904
	Epiroc AB, Class B	24,352	240,259
*	Essity AB, Class B	44,861	1,453,198
	Evolution Gaming Group AB	3,849	176,271
#	Hennes & Mauritz AB, Class B	57,917	791,702
	Indutrade AB	8,661	278,442
	Lifco AB, Class B	4,184	197,768
	Nibe Industrier AB, Class B	18,137	338,378
*	Sandvik AB	76,904	1,183,046
	Sweco AB, Class B	6,397	218,550

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Swedish Orphan Biovitrum AB	11,943	$228,818

TOTAL SWEDEN			11,201,859

SWITZERLAND — (9.7%)
	EMS-Chemie Holding AG	1,681	1,087,056
	Geberit AG	5,082	2,272,685
	Givaudan SA	1,096	3,675,198
	IWG P.L.C.	7,511	22,460
	Kuehne + Nagel International AG	13,649	1,952,384
	Nestle SA	80,928	8,571,086
	Partners Group Holding AG	2,289	1,803,823
	Roche Holding AG CH0012032048	51,789	17,934,393
	Roche Holding AG CH0012032113	2,118	735,594
	Schindler Holding AG	3,320	713,951
	SGS SA	1,208	2,724,887
	Sika AG	27,530	4,553,714
#	Temenos AG	11,108	1,439,391

TOTAL SWITZERLAND			47,486,622

UNITED KINGDOM — (13.7%)
	Admiral Group P.L.C.	29,332	855,924
	Ashtead Group P.L.C.	101,911	2,783,718
	AstraZeneca P.L.C., Sponsored ADR	107,948	5,643,521
	AstraZeneca P.L.C.	15,702	1,642,304
	Auto Trader Group P.L.C.	147,096	846,759
	B&M European Value Retail SA	18,781	78,541
	BAE Systems P.L.C.	238,897	1,523,788
	Berkeley Group Holdings P.L.C.	8,082	424,249
	BHP Group P.L.C., ADR	12,367	413,552
	BHP Group P.L.C.	71,676	1,203,080
	Bunzl P.L.C.	18,880	409,786
	Burberry Group P.L.C.	61,566	1,069,003
	Centrica P.L.C.	215,554	107,811
	Coca-Cola HBC AG	18,332	464,509
	Compass Group P.L.C.	129,286	2,175,542
	Croda International P.L.C..	10,792	661,777
#	Diageo P.L.C., Sponsored ADR	20,729	2,874,076
	Diageo P.L.C.	999	34,395
	Evraz P.L.C.	83,618	277,094
	Experian P.L.C.	123,602	3,711,813
	Ferguson P.L.C.	23,355	1,683,917
	Fresnillo P.L.C.	8,502	75,525
	G4S P.L.C.	102,680	140,957
#	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	8,012,652
	Halma P.L.C.	5,782	152,011
	Hargreaves Lansdown P.L.C.	39,681	718,007
	Hikma Pharmaceuticals P.L.C.	8,164	243,157
	HomeServe P.L.C.	29,783	417,190
	Howden Joinery Group P.L.C.	19,128	126,134
	Imperial Brands P.L.C.	169,781	3,571,930
#	InterContinental Hotels Group P.L.C., ADR	6,985	318,253
	International Consolidated Airlines Group SA	23,122	64,496
	Intertek Group P.L.C.	27,700	1,653,115
	ITV P.L.C.	763,711	733,300
	JD Sports Fashion P.L.C.	69,797	462,637
	London Stock Exchange Group P.L.C.	3,933	368,116
	Mondi P.L.C.	47,136	832,389
	Next P.L.C.	24,843	1,479,117

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
* NMC Health P.L.C.	4,287	$1,457
Persimmon P.L.C.	29,264	810,795
RELX P.L.C., Sponsored ADR	13,140	297,752
RELX P.L.C.	57,560	1,298,657
RELX P.L.C.	71,813	1,634,188
Rentokil Initial P.L.C.	174,114	1,035,911
Rightmove P.L.C.	159,472	997,088
Rio Tinto P.L.C.	4,479	207,909
Rio Tinto P.L.C., Sponsored ADR	43,071	1,989,450
Rolls-Royce Holdings P.L.C.	64,928	268,734
Sage Group P.L.C. (The)	45,306	364,373
Smiths Group P.L.C.	2,339	36,419
Spirax-Sarco Engineering P.L.C.	7,219	790,043
SSE P.L.C.	243,066	3,812,580
St James’s Place P.L.C.	131,176	1,396,785
Taylor Wimpey P.L.C.	55,039	101,648
# Unilever P.L.C., Sponsored ADR	76,255	3,955,347
Unilever P.L.C.	712	36,662

TOTAL UNITED KINGDOM		67,289,943

UNITED STATES — (0.0%)
Samsonite International SA	17,400	14,801

TOTAL COMMON STOCKS		471,407,578

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Fuchs Petrolub SE	4,102	159,057
Henkel AG & Co. KGaA	256	22,729
Sartorius AG	3,697	1,038,639
Schaeffler AG	3,242	21,892

TOTAL GERMANY		1,242,317

TOTAL INVESTMENT SECURITIES (Cost $448,950,795)		472,649,895

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	1,672,224	19,349,307

TOTAL INVESTMENTS — (100.0%) (Cost $468,295,080)		$491,999,202

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$395,043	$28,146,099	—	$28,541,142
Austria	—	438,662	—	438,662
Belgium	83,503	4,240,850	—	4,324,353
Canada	39,275,851	—	—	39,275,851
Denmark	—	10,417,370	—	10,417,370
Finland	—	5,023,330	—	5,023,330
France	140,789	44,281,640	—	44,422,429

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$641,978	$36,606,812	—	$37,248,790
Hong Kong	—	14,515,480	—	14,515,480
Ireland	—	2,212,091	—	2,212,091
Israel	586,008	1,293,236	—	1,879,244
Italy	1,185,357	8,342,874	—	9,528,231
Japan	—	112,493,642	—	112,493,642
Netherlands	8,433,094	6,339,477	—	14,772,571
New Zealand	—	1,655,645	—	1,655,645
Norway	—	3,036,829	—	3,036,829
Portugal	—	246,436	—	246,436
Singapore	—	4,337,993	—	4,337,993
Spain	—	11,044,264	—	11,044,264
Sweden	69,728	11,132,131	—	11,201,859
Switzerland	—	47,486,622	—	47,486,622
United Kingdom	23,504,603	43,785,340	—	67,289,943
United States	—	14,801	—	14,801
Preferred Stocks
Germany	—	1,242,317	—	1,242,317
Securities Lending Collateral	—	19,349,307	—	19,349,307

TOTAL	$74,315,954	$417,683,248	—	$491,999,202

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (5.8%)
*	3P Learning, Ltd.	20,996	$10,135
	Adairs, Ltd.	14,945	15,193
	ALS, Ltd.	74,109	323,623
	Altium, Ltd.	6,278	137,811
	AMA Group, Ltd.	79,747	21,798
	Appen, Ltd.	14,347	237,062
	ARB Corp., Ltd.	15,707	154,248
	Asaleo Care, Ltd.	72,248	48,360
	Austal, Ltd.	44,904	98,319
	Australian Ethical Investment, Ltd.	14,327	42,978
	Australian Finance Group, Ltd.	28,927	29,110
	Baby Bunting Group, Ltd.	16,608	29,148
	Bapcor, Ltd.	61,103	194,562
	Blackmores, Ltd.	3,334	163,646
	Bravura Solutions, Ltd.	58,889	183,890
	Breville Group, Ltd.	22,651	256,324
	BSA, Ltd.	40,239	7,309
*	Byron Energy, Ltd.	59,452	5,574
	Carsales.com, Ltd.	51,057	467,059
#*	Champion Iron, Ltd.	82,726	106,399
	Citadel Group, Ltd. (The)	11,619	25,856
	City Chic Collective, Ltd.	24,304	36,739
#	Class, Ltd.	11,009	9,883
#	Clinuvel Pharmaceuticals, Ltd.	8,616	122,053
	Clover Corp., Ltd.	50,310	68,402
	Codan, Ltd.	23,537	99,017
	Collins Foods, Ltd.	22,615	107,547
#	Corporate Travel Management, Ltd.	15,672	128,303
#	Costa Group Holdings, Ltd.	83,913	156,746
#	Credit Corp. Group, Ltd.	13,135	139,875
	Credit Corp. Group, Ltd.	2,298	18,719
	Data#3, Ltd.	32,737	81,694
	Dicker Data, Ltd.	9,278	42,121
	Domino’s Pizza Enterprises, Ltd.	11,539	431,760
#*	Emeco Holdings, Ltd.	56,995	42,946
	GUD Holdings, Ltd.	19,617	116,445
#	GWA Group, Ltd.	25,325	45,457
	Hansen Technologies, Ltd.	41,024	74,598
	HUB24, Ltd.	12,795	80,453
	Iluka Resources, Ltd.	93,166	462,107
	Imdex, Ltd.	47,717	33,067
	Infomedia, Ltd.	103,163	107,825
#	Inghams Group, Ltd.	67,861	153,745
	Integral Diagnostics, Ltd.	18,254	38,330
#	Integrated Research, Ltd.	19,978	40,709
#	InvoCare, Ltd.	32,622	218,157
	IPH, Ltd.	41,970	200,738
	IRESS, Ltd.	36,860	268,862
#	JB Hi-Fi, Ltd.	25,072	566,813
	Johns Lyng Group, Ltd.	22,819	35,839
#	Jumbo Interactive, Ltd.	9,248	72,640
	Kogan.com, Ltd.	12,958	66,854
	Lifestyle Communities, Ltd.	15,764	76,376
	Lovisa Holdings, Ltd.	9,281	44,265
	Lycopodium, Ltd.	3,350	9,581

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Lynas Corp., Ltd.	118,339	$132,497
*	Macquarie Telecom Group, Ltd.	1,158	20,379
	McMillan Shakespeare, Ltd.	16,320	70,497
	McPherson’s, Ltd.	11,625	19,828
	Metcash, Ltd.	190,764	307,691
	MNF Group, Ltd.	6,344	19,118
	Moelis Australia, Ltd.	2,761	4,114
#	Monadelphous Group, Ltd.	20,070	145,896
#*	nearmap, Ltd.	45,811	44,786
	Netwealth Group, Ltd.	17,317	84,840
	nib holdings, Ltd.	93,749	299,596
#	Nick Scali, Ltd.	16,734	49,791
	NRW Holdings, Ltd.	83,724	91,590
#	OFX Group, Ltd.	60,218	48,033
	Orora, Ltd.	198,239	329,446
	Over the Wire Holdings, Ltd.	4,517	8,449
*	Pact Group Holdings, Ltd.	39,768	49,193
	Pendal Group, Ltd.	51,914	184,369
	People Infrastructure, Ltd.	9,067	10,472
#	Perpetual, Ltd.	8,982	174,598
	Platinum Asset Management, Ltd.	63,551	143,507
#*	Praemium, Ltd.	79,053	18,352
	Pro Medicus, Ltd.	9,475	159,477
	PSC Insurance Group, Ltd.	13,241	20,252
	PWR Holdings, Ltd.	10,213	25,555
	Ramelius Resources, Ltd.	154,515	131,294
	Regis Healthcare, Ltd.	33,494	32,376
	Regis Resources, Ltd.	112,292	321,084
	Resimac Group, Ltd.	18,763	10,205
#	Rhipe, Ltd.	12,218	13,578
*	Saracen Mineral Holdings, Ltd.	247,697	679,333
	SeaLink Travel Group, Ltd.	16,227	37,986
	Select Harvests, Ltd.	16,337	76,793
	Service Stream, Ltd.	66,766	84,951
*	Seven West Media, Ltd.	153,225	8,428
#*	Silver Lake Resources, Ltd.	63,862	78,878
	SmartGroup Corp., Ltd.	20,987	73,359
	St Barbara, Ltd.	59,254	97,529
	Steadfast Group, Ltd.	162,725	321,330
	Super Retail Group, Ltd.	15,711	64,097
	Technology One, Ltd.	59,041	362,190
	Terracom, Ltd.	74,067	6,197
	Webjet, Ltd.	47,103	92,355
*	Westgold Resources, Ltd.	30,973	40,690

TOTAL AUSTRALIA			11,752,049

AUSTRIA — (1.0%)
	ANDRITZ AG	22,054	724,640
	DO & CO AG	2,039	101,707
	Flughafen Wien AG	2,174	63,444
#	Oesterreichische Post AG	9,331	351,644
	Palfinger AG	3,871	83,655
	Rosenbauer International AG	731	25,824
#	S&T AG	11,967	263,564
#	Schoeller-Bleckmann Oilfield Equipment AG	2,388	70,556
	Telekom Austria AG	48,526	341,408

TOTAL AUSTRIA			2,026,442

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (1.0%)
*	AGFA-Gevaert NV	48,528	$192,235
	Atenor	696	52,237
	bpost SA	20,979	146,382
	Colruyt SA	745	44,649
	EVS Broadcast Equipment SA	2,569	39,248
	Fagron	16,822	379,302
#	Immobel SA	851	64,228
	Jensen-Group NV	796	19,976
	Kinepolis Group NV	3,708	139,611
	Lotus Bakeries NV	79	239,978
	Melexis NV	3,869	235,325
*	Mithra Pharmaceuticals SA	1,091	27,231
	Orange Belgium SA	7,053	117,324
	Recticel SA	7,285	54,733
	Resilux	219	32,836
	Sioen Industries NV	1,464	30,750
	TER Beke SA	113	14,538
*	Tessenderlo Group SA	5,456	152,347
	Van de Velde NV	1,365	34,490

TOTAL BELGIUM			2,017,420

CANADA — (7.4%)
*	Almonty Industries, Inc.	12,000	4,483
	Altus Group, Ltd.	8,549	258,138
	Andrew Peller, Ltd., Class A	8,000	54,312
*	Aritzia, Inc.	18,943	225,501
*	ATS Automation Tooling Systems, Inc.	16,657	247,112
	B2Gold Corp.	151,609	766,786
#	Badger Daylighting, Ltd.	9,038	196,415
	Bird Construction, Inc.	7,400	27,538
	Boralex, Inc., Class A	18,256	353,460
	Calian Group, Ltd.	1,603	52,284
	Canacol Energy, Ltd.	33,408	84,723
#*	Canada Goose Holdings, Inc.	7,500	179,101
#*	Canada Goose Holdings, Inc.	5,600	133,560
	CI Financial Corp.	39,643	421,222
#	Cineplex, Inc.	14,789	176,794
	Clearwater Seafoods, Inc.	4,851	17,739
	Cogeco Communications, Inc.	1,439	106,389
	Cogeco, Inc.	1,300	80,142
	Colliers International Group, Inc.	8,919	489,473
#	Computer Modelling Group, Ltd.	25,656	86,260
	Corby Spirit and Wine, Ltd.	2,600	30,428
*	CRH Medical Corp.	17,865	36,707
#*	Endeavour Mining Corp.	20,300	365,471
	Enghouse Systems, Ltd.	9,614	360,193
#*	Equinox Gold Corp.	15,000	125,550
*	ERO Copper Corp.	17,559	200,826
	Evertz Technologies, Ltd.	6,300	68,252
#	Exchange Income Corp.	3,800	81,162
#	Extendicare, Inc.	22,325	98,798
	Fiera Capital Corp.	16,100	104,099
	Finning International, Inc.	29,763	377,824
*	Firan Technology Group Corp.	3,700	5,662
	First National Financial Corp.	3,437	78,990
#*	GDI Integrated Facility Services, Inc.	2,311	48,197
	Gibson Energy, Inc.	34,580	492,634
#	goeasy, Ltd.	1,930	61,646
#*	Great Canadian Gaming Corp.	13,827	269,298

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	HLS Therapeutics, Inc.	2,100	$27,911
*	IBI Group, Inc.	3,700	11,350
	Information Services Corp.	2,603	26,648
	Innergex Renewable Energy, Inc.	28,240	378,981
	Intertape Polymer Group, Inc.	15,246	149,618
	Jamieson Wellness, Inc.	9,606	217,178
#	Just Energy Group, Inc.	22,600	10,391
#	K-Bro Linen, Inc.	2,100	40,719
*	Kinaxis, Inc.	6,150	618,203
	Labrador Iron Ore Royalty Corp.	15,400	218,396
	Lassonde Industries, Inc., Class A	600	60,679
	Leon’s Furniture, Ltd.	5,732	54,563
	Logistec Corp., Class B	800	17,242
	Maple Leaf Foods, Inc.	18,502	342,007
	Morneau Shepell, Inc.	15,500	374,708
	New Look Vision Group, Inc.	100	1,975
	North West Co., Inc. (The)	11,976	226,279
	Northland Power, Inc.	10,652	228,582
*	Parex Resources, Inc.	10,832	118,752
	Pason Systems, Inc.	19,350	105,233
*	Photon Control, Inc.	26,632	18,750
	Pinnacle Renewable Energy, Inc.	5,800	29,126
*	Points International, Ltd.	3,500	34,473
*	Points International, Ltd.	1,144	11,165
#	Pollard Banknote, Ltd.	3,400	36,884
#	Premium Brands Holdings Corp.	7,550	455,294
#*	Pretium Resources, Inc.	37,233	284,340
*	Pulse Seismic, Inc.	15,400	9,072
*	Real Matters, Inc.	15,238	174,718
#	Recipe Unlimited Corp.	4,300	40,932
	Richelieu Hardware, Ltd.	12,897	244,978
*	Roxgold, Inc.	55,900	50,199
*	Sandstorm Gold, Ltd.	4,700	36,501
#	Savaria Corp.	8,400	69,097
#	Sienna Senior Living, Inc.	15,806	150,458
	Sleep Country Canada Holdings, Inc.	8,349	78,994
#*	Spin Master Corp.	7,140	103,308
*	SSR Mining, Inc.	19,400	339,930
*	SSR Mining, Inc.	5,515	96,457
	Stantec, Inc.	24,160	712,155
	Stella-Jones, Inc.	12,978	323,529
#	Superior Plus Corp.	41,856	297,092
*	TeraGo, Inc.	1,900	7,985
	TerraVest Industries, Inc.	2,300	25,364
	TFI International, Inc.	18,153	503,399
*	Torex Gold Resources, Inc.	8,900	126,663
	Wall Financial Corp.	700	11,647
*	Wesdome Gold Mines Ltd.	33,900	259,617
#	Westshore Terminals Investment Corp.	11,441	122,634
	Winpak, Ltd.	7,247	241,315

TOTAL CANADA			14,892,660

CHINA — (0.3%)
*	China Display Optoelectronics Technology Holdings, Ltd.	144,000	7,640
	CITIC Telecom International Holdings, Ltd.	281,000	103,980
*	Leyou Technologies Holdings, Ltd.	285,000	84,973
	SITC International Holdings Co., Ltd.	316,000	312,164

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TK Group Holdings, Ltd.	56,000	$17,301

TOTAL CHINA			526,058

DENMARK — (2.0%)
	Ambu A.S., Class B	5,314	166,446
#*	ISS A.S.	11,102	165,057
*	Netcompany Group A.S.	6,025	311,267
*	Nilfisk Holding A.S.	4,687	66,387
	Pandora A.S.	27,541	979,317
*	Royal Unibrew A.S.	14,823	1,146,800
#	RTX A.S.	2,029	54,643
	SimCorp A.S.	11,133	1,028,342
*	Tivoli A.S.	314	30,228
#	Topdanmark A.S.	4,581	184,923

TOTAL DENMARK			4,133,410

FINLAND — (2.5%)
	Alma Media Oyj	7,507	66,507
	Caverion Oyj	23,382	133,253
*	F-Secure Oyj	15,402	46,372
	Huhtamaki Oyj	9,238	344,800
	Kamux Corp.	3,666	28,374
	Kesko Oyj, Class A	9,456	153,936
	Kesko Oyj, Class B	30,572	498,143
	Lassila & Tikanoja Oyj	2,977	41,669
	Metso Oyj	11,052	306,628
	Olvi Oyj, Class A	2,349	99,194
	Oriola Oyj, Class A	5,470	12,767
	Oriola Oyj, Class B	9,429	21,672
	Orion Oyj, Class A	6,336	313,093
	Orion Oyj, Class B	26,317	1,337,386
#	Outotec Oyj	14,822	61,778
#	Ponsse Oyj	2,688	69,484
	Sanoma Oyj	15,828	142,911
*	Terveystalo Oyj	9,828	102,833
	Tikkurila Oyj	8,580	112,224
	Tokmanni Group Corp.	10,934	133,009
	Uponor Oyj	5,269	59,081
	Vaisala Oyj, Class A	5,135	162,630
#	Valmet Oyj	30,958	707,980

TOTAL FINLAND			4,955,724

FRANCE — (3.9%)
#*	Air France-KLM	33,676	171,704
	Akka Technologies	2,788	88,744
	Albioma SA	5,747	190,340
	Alten SA	5,989	431,195
	Aubay	2,001	52,161
*	Bastide le Confort Medical	726	25,713
	Bigben Interactive	3,469	44,955
	Boiron SA	386	14,213
*	Cegedim SA	1,355	40,730
#	Cie Plastic Omnium SA	10,854	205,529
#	Devoteam SA	1,294	98,497
	Eutelsat Communications SA	2,745	30,734
	Faurecia SE	12,420	445,026
	Gaztransport Et Technigaz SA	5,936	430,342
	Guerbet	970	30,596

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group	627	$116,715
	Ingenico Group SA	13,599	1,710,996
	Ipsen SA	5,550	413,269
#	JCDecaux SA	16,146	334,215
	Kaufman & Broad SA	3,850	139,137
	Lagardere SCA	16,996	276,032
	Lectra	6,472	101,887
	Linedata Services	871	21,935
	LNA Sante SA	1,447	64,183
	Metropole Television SA	5,553	61,809
	Robertet SA	116	101,170
#	SEB SA	2,290	274,634
	Seche Environnement SA	494	19,092
	Societe BIC SA	4,076	203,893
	Societe pour l’Informatique Industrielle	2,187	42,563
*	SOITEC	5,735	527,338
	Somfy SA	1,955	163,639
	Sopra Steria Group	3,038	359,701
	SPIE SA	20,035	302,019
	Stef SA	832	62,616
	Sword Group	1,345	38,291
*	Technicolor SA	29,878	6,901
#	Thermador Groupe	610	29,493
*	Transgene SA	3,815	7,156
	Trigano SA	1,989	146,371
	Union Financiere de France BQE SA	607	10,287
*	Virbac SA	612	120,683

TOTAL FRANCE			7,956,504

GERMANY — (5.9%)
	7C Solarparken AG	3,762	13,861
	All for One Group AG	457	18,655
	Allgeier SE	1,109	36,086
	Amadeus Fire AG	1,434	147,671
	Atoss Software AG	471	94,678
	Basler AG	1,509	77,209
	Bechtle AG	7,619	1,101,841
	bet-at-home.com AG	1,082	46,883
	Borussia Dortmund GmbH & Co. KGaA	13,343	94,062
	CANCOM SE	8,499	432,691
*	CECONOMY AG	8,387	21,469
	CENIT AG	2,561	27,462
	Cewe Stiftung & Co. KGAA	1,579	164,339
	CompuGroup Medical SE	5,846	444,286
	CTS Eventim AG & Co. KGaA	14,305	594,685
#	Dr Hoenle AG	1,077	43,092
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,076	154,850
	Energiekontor AG	1,600	31,929
*	Evotec SE	28,193	695,675
	Fielmann AG	6,622	435,430
	First Sensor AG	1,540	64,191
	Freenet AG	31,486	597,311
	Fuchs Petrolub SE	6,991	233,720
	Gerresheimer AG	7,285	579,371
	GFT Technologies SE	2,327	21,277
#	GRENKE AG	2,144	149,642
	Hamburger Hafen und Logistik AG	6,206	100,975
	Hawesko Holding AG	423	14,881
	Hochtief AG	3,470	271,532

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hugo Boss AG	14,751	$409,552
*	Hypoport SE	855	301,423
*	Instone Real Estate Group AG	9,471	191,807
	Isra Vision AG	3,848	210,841
	KWS Saat SE & Co., KGaA	1,485	85,376
*	LPKF Laser & Electronics AG	3,833	82,797
	Nemetschek SE	3,886	244,487
	New Work SE	795	188,948
	Nexus AG	3,982	152,766
	OHB SE	1,179	44,328
	Pfeiffer Vacuum Technology AG	547	90,132
#	ProSiebenSat.1 Media SE	43,572	435,443
	PSI Software AG	604	12,869
#*	PVA TePla AG	2,142	23,403
	Rheinmetall AG	2,689	181,989
	Scout24 AG	5,682	371,519
	Secunet Security Networks AG	276	45,325
	Siltronic AG	4,404	377,026
	Sixt SE	3,091	210,409
	Software AG	6,073	215,645
	Stabilus SA	6,287	268,547
	STRATEC SE	1,313	124,348
	Stroeer SE & Co. KGaA	6,860	434,175
#*	Thyssenkrupp AG	39,893	265,376
	Traffic Systems SE	907	24,038
	Washtec AG	3,278	129,335

TOTAL GERMANY			11,831,658

HONG KONG — (1.7%)
*	Brightoil Petroleum Holdings, Ltd.	408,000	29,603
	Build King Holdings, Ltd.	80,000	8,527
	Cafe de Coral Holdings, Ltd.	100,000	206,296
*	Camsing International Holding, Ltd.	80,000	4,489
	CK Life Sciences Intl Holdings, Inc.	398,000	51,096
	CMBC Capital Holdings, Ltd.	890,000	13,849
#	Convenience Retail Asia, Ltd.	108,000	57,147
*	Cosmopolitan International Holdings, Ltd.	86,000	11,094
	Fairwood Holdings, Ltd.	16,500	39,511
	Giordano International, Ltd.	282,000	56,850
#*	Gold-Finance Holdings, Ltd.	214,000	373
*	Great Harvest Maeta Group Holdings, Ltd.	100,000	13,438
	HKBN, Ltd.	137,000	235,929
	International Housewares Retail Co., Ltd.	77,000	18,780
	Jacobson Pharma Corp., Ltd.	60,000	11,342
	Karrie International Holdings, Ltd.	126,000	17,265
	Lifestyle International Holdings, Ltd.	131,500	125,171
	L’Occitane International SA	87,000	134,011
	Man Wah Holdings, Ltd.	326,800	187,675
	Melco International Development, Ltd.	158,000	295,352
*	Nimble Holdings Co., Ltd.	120,000	6,887
	Pacific Textiles Holdings, Ltd.	237,000	119,926
	PCCW, Ltd.	287,000	175,812
	Perfect Shape Medical, Ltd.	104,000	31,397
	Rare Earth Magnesium Technology Group Holdings, Ltd.	360,000	8,973
#	Regina Miracle International Holdings, Ltd.	72,000	34,162
#	Sa Sa International Holdings, Ltd.	303,317	56,878
	SmarTone Telecommunications Holdings, Ltd.	72,500	45,782
	SUNeVision Holdings, Ltd.	174,000	123,700
#*	TOM Group, Ltd.	96,000	13,819

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce, Ltd.	178,000	$25,054
	Union Medical Healthcare, Ltd.	36,000	19,677
	United Laboratories International Holdings, Ltd. (The)	82,000	70,829
	Valuetronics Holdings, Ltd.	68,930	31,107
#	Vitasoy International Holdings, Ltd.	186,000	663,368
	VTech Holdings, Ltd.	38,900	293,306
	Xinyi Glass Holdings, Ltd.	26,000	30,112
#*	Zhaobangji Properties Holdings, Ltd.	560,000	98,919

TOTAL HONG KONG			3,367,506

INDIA — (0.0%)
	Rhi Magnesita NV	2,062	63,338

IRELAND — (0.5%)
*	Datalex P.L.C.	12,438	2,341
*	FBD Holdings P.L.C.	4,913	39,107
	Glanbia P.L.C.	53,779	572,333
	Greencore Group P.L.C.	107,397	245,968
	Irish Continental Group P.L.C.	36,636	138,514

TOTAL IRELAND			998,263

ISRAEL — (1.3%)
	Arad, Ltd.	1,934	31,191
*	Arko Holdings, Ltd.	101,715	27,492
	AudioCodes, Ltd.	5,479	162,313
	Bet Shemesh Engines Holdings 1997, Ltd.	1,014	23,211
	Camtek, Ltd.	3,177	33,261
	Danel Adir Yeoshua, Ltd.	1,247	113,069
	Delek Automotive Systems, Ltd.	7,090	37,333
	Duniec Brothers, Ltd.	907	28,848
	Electra Consumer Products 1970, Ltd.	1,294	24,868
	Electra, Ltd.	424	194,484
*	Energix-Renewable Energies, Ltd.	5,078	17,704
	FMS Enterprises Migun, Ltd.	713	24,955
#	Formula Systems 1985, Ltd.	1,834	122,440
	Fox Wizel, Ltd.	2,359	88,350
*	Hamlet Israel-Canada, Ltd.	1,063	18,558
	Hilan, Ltd.	4,016	158,325
	IDI Insurance Co., Ltd.	1,510	46,418
	Inrom Construction Industries, Ltd.	11,160	41,032
	Israel Canada T.R, Ltd.	8,433	14,110
	Israel Land Development - Urban Renewal, Ltd.	1,494	13,246
*	Kamada, Ltd.	5,134	39,118
	Kerur Holdings, Ltd.	1,337	39,904
*	Klil Industries, Ltd.	260	19,168
	Malam - Team, Ltd.	202	39,481
	Matrix IT, Ltd.	8,960	173,683
	Maytronics, Ltd.	9,272	70,009
*	Naphtha Israel Petroleum Corp., Ltd.	8,553	44,212
*	Nova Measuring Instruments, Ltd.	5,860	234,515
	Novolog, Ltd.	40,640	30,029
	One Software Technologies, Ltd.	637	47,257
	OPC Energy, Ltd.	7,808	60,509
*	Partner Communications Co., Ltd.	24,503	106,843
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	106,238
	Scope Metals Group, Ltd.	1,256	25,249
	Shapir Engineering and Industry, Ltd.	14,984	105,046
	Shikun & Binui, Ltd.	32,137	133,387

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Shufersal, Ltd.	18,345	$117,736
	Tadiran Holdings, Ltd.	509	20,428
	Victory Supermarket Chain, Ltd.	841	16,135

TOTAL ISRAEL			2,650,155

ITALY — (3.8%)
	ACEA SpA	12,129	202,731
#	Amplifon SpA	26,956	617,057
#	Aquafil SpA	2,273	8,593
*	Arnoldo Mondadori Editore SpA	31,303	42,591
	Autogrill SpA	28,150	145,795
	Azimut Holding SpA	26,755	455,951
	B&C Speakers SpA	1,234	11,484
	Banca Farmafactoring SpA	27,311	141,024
	Banca Generali SpA	14,077	349,961
	BasicNet SpA	7,181	27,409
	BE SpA	22,330	24,961
	Biesse SpA	2,047	18,493
	Brunello Cucinelli SpA	7,681	247,690
	Carel Industries SpA	5,620	83,710
#*	Carraro SpA	9,648	15,332
	Cerved Group SpA	44,933	306,105
	De’ Longhi SpA	6,641	120,031
	DiaSorin SpA	6,049	1,031,486
	doValue SpA	9,460	69,747
	Falck Renewables SpA	28,439	139,778
	Fiera Milano SpA	7,366	27,233
	FinecoBank Banca Fineco SpA	13,086	145,799
	Freni Brembo SpA	31,622	268,258
	Gruppo MutuiOnline SpA	6,746	122,527
	Hera SpA	52,802	195,459
	IMA Industria Macchine Automatiche SpA	4,397	299,697
	Interpump Group SpA	18,033	526,172
#*	Juventus Football Club SpA	114,950	113,928
#*	Maire Tecnimont SpA	30,962	60,070
	MARR SpA	7,515	99,009
	Piaggio & C SpA	45,845	105,106
	Prysmian SpA	31,540	595,096
	RAI Way SpA	21,871	117,908
	Reply SpA	4,704	329,298
#	Rizzoli Corriere Della Sera Mediagroup SpA	15,992	12,498
	Salvatore Ferragamo SpA	15,415	191,363
	Sesa SpA	1,469	78,320
	SOL SpA	5,970	64,514
	Technogym SpA	22,946	169,726
	Tinexta S.p.A.	4,924	65,433
	Unieuro SpA	1,920	16,772
	Zignago Vetro SpA	6,112	75,947

TOTAL ITALY			7,740,062

JAPAN — (24.8%)
	A&D Co., Ltd.	2,600	17,992
	Abist Co., Ltd.	400	7,240
	Adastria Co., Ltd.	6,700	92,613
	Ad-sol Nissin Corp.	1,300	28,841
	Advance Create Co., Ltd.	1,900	36,480
#	Advantage Risk Management Co., Ltd.	1,800	12,871
#	Adventure, Inc.	900	25,549

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aeon Delight Co., Ltd.	7,200	$206,209
#	Aeon Fantasy Co., Ltd.	2,500	39,070
#	Aeon Hokkaido Corp.	5,600	39,970
#	Aeria, Inc.	2,700	14,849
	Ai Holdings Corp.	9,200	113,652
	Aica Kogyo Co., Ltd.	8,500	244,940
	Ain Holdings, Inc.	6,200	347,786
#	Airtrip Corp.	2,900	26,050
	Ajis Co., Ltd.	1,000	22,923
	Akatsuki, Inc.	1,300	48,744
	Alleanza Holdings Co., Ltd.	3,200	24,977
*	AlphaPolis Co., Ltd.	100	2,187
	Altech Corp.	5,870	89,639
	Amano Corp.	12,900	264,854
	Amuse, Inc.	2,300	47,817
	Anest Iwata Corp.	6,500	50,298
	Aoyama Zaisan Networks Co., Ltd.	2,300	24,481
	Apaman Co., Ltd.	3,000	14,271
	Arata Corp.	3,000	123,901
	Arcland Service Holdings Co., Ltd.	3,900	60,513
	Argo Graphics, Inc.	3,800	119,017
*	Artiza Networks, Inc.	1,900	22,538
	ArtSpark Holdings, Inc.	1,500	7,031
	As One Corp.	2,300	205,466
	Asahi Co., Ltd.	3,400	40,843
	Asahi Holdings, Inc.	8,200	185,287
	Asahi Net, Inc.	5,200	47,090
	Asante, Inc.	1,100	14,851
	ASKUL Corp.	5,900	168,452
#	Asukanet Co., Ltd.	1,900	18,146
	Ateam, Inc.	2,300	15,082
	Atom Corp.	24,900	194,620
#*	Atrae, Inc.	1,200	28,541
*	Aucfan Co., Ltd.	1,800	12,380
*	Aucnet, Inc.	2,800	28,283
	Avant Corp.	5,800	46,775
	Axial Retailing, Inc.	3,900	148,004
	Baroque Japan, Ltd.	1,700	9,123
	BayCurrent Consulting, Inc.	4,400	249,342
*	Beaglee, Inc.	1,000	14,088
#	Beenos, Inc.	2,800	26,078
	Belc Co., Ltd.	3,000	175,075
	Bell System24 Holdings, Inc.	8,800	104,146
	BeNEXT Group, Inc.	5,600	34,985
*	Bengo4.com, Inc.	1,400	88,550
	Bic Camera, Inc.	29,200	270,326
	Biofermin Pharmaceutical Co., Ltd.	700	14,903
#	B-Lot Co., Ltd.	2,200	12,224
	BML, Inc.	6,300	161,618
	Bourbon Corp.	2,000	33,226
	BP Castrol K.K.	2,300	24,066
	Br Holdings Corp.	6,000	27,534
*	BrainPad, Inc.	1,000	48,955
	Broadleaf Co., Ltd.	24,000	111,093
*	Broadmedia Corp.	10,300	7,617
	BRONCO BILLY Co., Ltd.	2,300	43,928
	Business Brain Showa-Ota, Inc.	1,100	28,832
	Can Do Co., Ltd.	3,500	61,974
	Career Design Center Co., Ltd.	1,000	7,864

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Casa, Inc.	2,300	$23,360
	Central Automotive Products, Ltd.	2,800	47,146
	Central Security Patrols Co., Ltd.	2,500	101,174
	Central Sports Co., Ltd.	1,700	34,942
	Ceres, Inc.	1,300	9,885
*	Change, Inc.	1,900	73,608
	Charm Care Corp. KK	2,200	16,773
#	Chikaranomoto Holdings Co., Ltd.	1,900	10,938
	CHIMNEY Co., Ltd.	1,500	22,562
#	Choushimaru Co., Ltd.	1,300	13,551
	CMIC Holdings Co., Ltd.	3,100	44,632
	cocokara fine, Inc.	5,500	259,387
#	Colowide Co., Ltd.	16,400	225,845
	Computer Engineering & Consulting, Ltd.	7,900	120,858
	Computer Institute of Japan, Ltd.	3,300	23,306
	Comture Corp.	5,200	104,697
	CONEXIO Corp.	3,900	52,454
	Core Corp.	2,000	22,329
#	Cota Co., Ltd.	3,460	39,483
	Create Restaurants Holdings, Inc.	20,400	112,519
	Create SD Holdings Co., Ltd.	8,700	247,891
	Creek & River Co., Ltd.	2,400	19,837
	Cresco, Ltd.	3,900	50,157
*	CRI Middleware Co., Ltd.	700	9,939
	CTS Co., Ltd.	6,800	37,833
	Cube System, Inc.	1,300	8,239
*	Curves Holdings Co., Ltd.	9,500	45,502
	Cyber Com Co., Ltd.	1,300	20,763
	Cybernet Systems Co., Ltd.	4,400	25,418
#*	Cyberstep, Inc.	1,400	16,966
	Cybozu, Inc.	6,800	131,677
	Daihen Corp.	2,400	68,332
	Dai-Ichi Cutter Kogyo K.K.	1,000	15,042
	Daiichikosho Co., Ltd.	8,200	246,117
	Daiken Medical Co., Ltd.	3,200	19,242
#	Daiki Axis Co., Ltd.	1,100	7,591
	Daikokutenbussan Co., Ltd.	1,600	65,585
#	Daio Paper Corp.	4,200	57,308
	Daiohs Corp.	1,200	11,660
	Daiseki Co., Ltd.	11,100	245,227
	Daiseki Eco. Solution Co., Ltd.	2,300	23,421
	Daito Pharmaceutical Co., Ltd.	2,700	90,888
	Daitron Co., Ltd.	1,200	16,366
	Daiwabo Holdings Co., Ltd.	4,100	252,580
	DD Holdings Co., Ltd.	1,000	7,323
#*	DDS, Inc.	5,000	10,267
#	Dear Life Co., Ltd.	3,500	13,145
	Delica Foods Holdings Co., Ltd.	1,600	9,125
	Densan System Co., Ltd.	1,900	44,307
*	Descente, Ltd.	5,000	66,574
	Dexerials Corp.	10,800	70,918
	Digital Arts, Inc.	2,700	162,634
#	Digital Garage, Inc.	7,300	261,551
	Digital Hearts Holdings Co., Ltd.	2,800	19,928
#	Digital Information Technologies Corp.	2,800	33,961
	Dip Corp.	8,100	172,873
#	DKS Co., Ltd.	1,800	75,858
	DMG Mori Co., Ltd.	34,300	350,706
#	Double Standard, Inc.	600	22,583

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Drecom Co., Ltd.	2,600	$12,994
	DTS Corp.	10,200	195,492
#	Dvx, Inc.	1,700	14,398
	Earth Corp.	4,400	255,218
	EAT&Co, Ltd.	600	9,560
	Ebara Jitsugyo Co., Ltd.	1,300	27,100
	Ebase Co., Ltd.	4,400	42,224
	Eco’s Co., Ltd.	1,600	28,612
	EF-ON, Inc.	2,719	12,454
	eGuarantee, Inc.	6,600	115,945
	E-Guardian, Inc.	2,300	38,108
	Eiken Chemical Co., Ltd.	6,900	120,156
	Elan Corp.	2,400	38,006
	Elecom Co., Ltd.	5,000	197,181
	EM Systems Co., Ltd.	8,000	58,932
	Enigmo, Inc.	5,600	48,451
	en-japan, Inc.	7,700	169,733
#	Entrust, Inc.	2,000	11,557
	EPS Holdings, Inc.	8,300	86,322
	ES-Con Japan, Ltd.	8,800	59,198
	Escrow Agent Japan, Inc.	3,500	6,002
	eSOL Co., Ltd.	1,800	19,792
	Extreme Co., Ltd.	400	4,990
	F&M Co., Ltd.	1,900	20,910
	FAN Communications, Inc.	12,800	53,784
*	FDK Corp.	3,600	16,993
*	FFRI, Inc.	600	11,689
*	Fibergate, Inc.	1,800	21,109
#	Financial Products Group Co., Ltd.	16,100	76,374
	FINDEX, Inc.	2,300	18,033
*	First Brothers Co., Ltd.	400	2,403
	First-corp, Inc.	1,200	5,497
	Fixstars Corp.	4,000	40,127
	Focus Systems Corp.	3,100	22,663
#	Forval Corp.	1,800	18,452
#	France Bed Holdings Co., Ltd.	4,900	40,040
#	Freebit Co., Ltd.	2,100	14,483
#	FTGroup Co., Ltd.	2,600	27,973
	Fuji Corp.	9,000	150,690
	Fuji Corp.	1,300	21,440
	Fuji Kyuko Co., Ltd.	5,100	147,154
	Fuji Seal International, Inc.	11,500	199,628
	Fuji Soft, Inc.	6,700	235,846
	Fujibo Holdings, Inc.	2,300	61,492
#	Fujio Food System Co., Ltd.	4,400	53,846
#	Fujita Kanko, Inc.	2,100	33,852
	Fujitsu General, Ltd.	14,200	235,098
	Fukuda Denshi Co., Ltd.	2,200	156,869
	Fukui Computer Holdings, Inc.	1,800	48,204
	Fukushima Galilei Co., Ltd.	3,100	91,188
	FULLCAST Holdings Co., Ltd.	5,400	68,387
	Funai Soken Holdings, Inc.	9,130	194,551
#	Furuya Metal Co., Ltd.	500	22,712
	Furyu Corp.	3,000	23,036
	Fuso Chemical Co., Ltd.	4,500	133,275
	Future Corp.	5,500	72,773
	G-7 Holdings, Inc.	3,600	78,224
*	GA Technologies Co., Ltd.	500	12,946
	Gakken Holdings Co., Ltd.	3,600	59,237

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co., Ltd.	1,800	$18,361
	Gakujo Co., Ltd.	3,500	36,662
	GCA Corp.	6,600	39,755
	Genki Sushi Co., Ltd.	1,700	36,847
	Genky DrugStores Co., Ltd.	1,700	38,743
	Giken, Ltd.	4,400	160,703
	GLOBERIDE, Inc.	2,100	37,450
	Glory, Ltd.	7,400	166,309
	GMO Cloud K.K.	700	20,624
	GMO Financial Holdings, Inc.	10,300	51,921
	GMO internet, Inc.	7,300	158,892
	GMO Pepabo, Inc.	500	9,309
	Golf Digest Online, Inc.	2,100	9,544
#	Good Com Asset Co., Ltd.	1,500	20,849
*	Grace Technology, Inc.	2,000	55,156
	Greens Co., Ltd.	800	3,116
	GungHo Online Entertainment, Inc.	14,300	221,758
	Gurunavi, Inc.	8,200	43,719
#	HABA Laboratories, Inc.	800	30,672
	Hagihara Industries, Inc.	2,400	29,591
	Hakudo Co., Ltd.	1,700	19,487
	Halows Co., Ltd.	1,900	52,818
	Hamakyorex Co., Ltd.	4,300	117,540
#	Hamee Corp.	1,100	13,283
#	Handsman Co., Ltd.	1,800	20,706
#	Harada Industry Co., Ltd.	2,000	15,480
	Hazama Ando Corp.	43,200	269,039
*	Heroz, Inc.	1,400	44,108
	Hibino Corp.	1,000	15,396
	Hiday Hidaka Corp.	6,574	101,408
	Hinokiya Group Co., Ltd.	1,400	19,269
	Hioki EE Corp.	2,700	76,845
*	Hirose Tusyo, Inc.	400	6,613
	HIS Co., Ltd.	8,800	115,871
	Hito Communications Holdings, Inc.	1,300	11,728
	Hochiki Corp.	3,000	39,342
	Hokuetsu Industries Co., Ltd.	6,100	56,566
	Hokuto Corp.	6,500	116,437
#	Honeys Holdings Co., Ltd.	3,600	36,533
#	Honma Golf, Ltd.	19,000	9,781
	Hosokawa Micron Corp.	1,500	68,284
	Hotland Co., Ltd.	2,400	22,608
	House Do Co., Ltd.	1,000	7,388
#	I K K, Inc.	2,000	11,465
#	IBJ, Inc.	5,800	36,920
	Ichibanya Co., Ltd.	4,064	168,808
	Ichigo, Inc.	60,600	155,184
	Ichikoh Industries, Ltd.	7,000	30,948
	Ichimasa Kamaboko Co., Ltd.	1,900	17,457
	ID Holdings Corp.	2,100	27,889
	IDEA Consultants, Inc.	600	7,722
	Idec Corp.	6,800	99,535
	IDOM, Inc.	18,200	72,856
#	Ihara Science Corp.	1,700	16,191
#	Imuraya Group Co., Ltd.	2,700	47,355
	I-Net Corp.	3,440	47,886
	Infocom Corp.	6,000	143,671
	Infomart Corp.	45,000	310,709
	Information Services International-Dentsu, Ltd.	2,900	123,052

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Insource Co., Ltd.	3,400	$74,563
	Intage Holdings, Inc.	7,400	52,941
#	Intelligent Wave, Inc.	3,700	19,755
	Inter Action Corp.	2,500	54,637
	Internet Initiative Japan, Inc.	6,200	211,926
	Inui Global Logistics Co., Ltd.	2,800	30,698
	IR Japan Holdings, Ltd.	1,700	101,734
	Iriso Electronics Co., Ltd.	4,700	130,972
	I’rom Group Co., Ltd.	1,400	17,392
	ISB Corp.	1,100	16,328
*	Istyle, Inc.	9,300	20,557
	Itfor, Inc.	5,600	34,537
	ITmedia, Inc.	2,700	24,457
#*	Itokuro, Inc.	1,600	20,964
	Iwatani Corp.	8,300	283,546
	JAC Recruitment Co., Ltd.	5,700	59,704
*	Jalux, Inc.	1,300	18,788
	Jamco Corp.	2,400	14,582
	Japan Aviation Electronics Industry, Ltd.	8,100	105,079
	Japan Best Rescue System Co., Ltd.	4,500	31,816
	Japan Elevator Service Holdings Co., Ltd.	2,600	66,125
	Japan Investment Adviser Co., Ltd.	2,600	17,085
	Japan Lifeline Co., Ltd.	14,500	170,521
	Japan Material Co., Ltd.	15,100	218,591
	Japan Medical Dynamic Marketing, Inc.	4,300	62,628
	Japan Property Management Center Co., Ltd.	4,300	40,522
	Jastec Co., Ltd.	1,300	13,486
	JBCC Holdings, Inc.	3,900	68,947
	JCU Corp.	5,600	131,000
	Jeol, Ltd.	9,200	272,025
	JFE Systems, Inc.	400	12,600
#*	JIG-SAW, Inc.	600	28,701
	JINS Holdings, Inc.	4,400	232,093
	JM Holdings Co., Ltd.	2,800	68,506
	JP-Holdings, Inc.	12,900	32,301
#	Kadoya Sesame Mills, Inc.	600	20,877
#	Kakiyasu Honten Co., Ltd.	3,000	63,876
	Kamakura Shinsho, Ltd.	4,000	39,878
	Kameda Seika Co., Ltd.	3,000	143,866
	Kanamic Network Co., Ltd.	7,000	44,643
	Kanematsu Electronics, Ltd.	3,400	115,299
	Kanto Denka Kogyo Co., Ltd.	11,100	88,243
	Kappa Create Co., Ltd.	5,300	65,156
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,700	42,908
	KeePer Technical Laboratory Co., Ltd.	1,500	19,903
	Kenedix, Inc.	52,000	234,983
	Kenko Mayonnaise Co., Ltd.	2,100	38,596
	KFC Holdings Japan, Ltd.	3,500	84,328
	KH Neochem Co., Ltd.	8,200	141,661
	Kintetsu Department Store Co., Ltd.	2,000	48,252
	Kintetsu World Express, Inc.	3,000	43,667
	Kirindo Holdings Co., Ltd.	2,400	47,218
	Ki-Star Real Estate Co., Ltd.	1,600	15,966
#	Kitanotatsujin Corp.	12,300	58,430
	Kito Corp.	4,300	43,538
	Kitz Corp.	18,500	113,482
*	KLab, Inc.	5,700	38,575
	KOMEDA Holdings Co., Ltd.	13,200	200,566
	Konoshima Chemical Co., Ltd.	1,100	6,547

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Koshidaka Holdings Co., Ltd.	9,500	$41,242
	Kotobuki Spirits Co., Ltd.	4,700	183,576
	Kourakuen Holdings Corp.	2,800	37,996
	Kozo Keikaku Engineering, Inc.	1,500	35,777
	Krosaki Harima Corp.	600	21,108
	Kumagai Gumi Co., Ltd.	7,500	164,327
#	Kura Sushi, Inc.	2,800	108,519
	Kushikatsu Tanaka Holdings Co.	300	3,769
	Kusuri no Aoki Holdings Co., Ltd.	500	39,332
	Kyoritsu Maintenance Co., Ltd.	6,720	162,119
	Kyudenko Corp.	6,700	187,848
	LAC Co., Ltd.	2,200	18,771
	Lacto Japan Co., Ltd.	1,400	44,949
*	LAND Co., Ltd.	162,800	13,751
	LEC, Inc.	5,800	64,011
	Life Corp.	4,900	152,184
	LIFULL Co., Ltd.	20,200	61,693
#	Like Co., Ltd.	1,800	27,058
	Linical Co., Ltd.	2,500	20,370
	Link And Motivation, Inc.	11,400	37,569
*	Litalico, Inc.	2,100	44,011
	LIXIL VIVA Corp.	5,000	85,103
*	M&A Capital Partners Co., Ltd.	4,700	130,825
	Macromill, Inc.	7,600	48,233
#	Maeda Kosen Co., Ltd.	5,700	110,021
	MarkLines Co., Ltd.	3,000	48,470
	Maruha Nichiro Corp.	8,300	173,695
	Maruwa Co., Ltd.	2,200	155,179
	Maruwa Unyu Kikan Co., Ltd.	4,400	128,124
	Marvelous, Inc.	8,500	42,369
#	Matching Service Japan Co., Ltd.	2,000	13,821
	Matsuyafoods Holdings Co., Ltd.	2,000	71,819
	MCJ Co., Ltd.	17,000	112,778
	MEC Co., Ltd.	3,900	58,592
	Media Do Holdings Co., Ltd.	900	34,497
*	Medical & Biological Laboratories Co., Ltd.	600	22,521
#*	Medical Data Vision Co., Ltd.	4,900	34,394
	Medical System Network Co., Ltd.	5,500	23,337
#*	MedPeer, Inc.	3,200	48,915
	Megachips Corp.	4,400	66,156
	Megmilk Snow Brand Co., Ltd.	10,600	241,855
	Meidensha Corp.	4,800	74,414
	Meiko Electronics Co., Ltd.	5,600	72,664
	Meiko Network Japan Co., Ltd.	4,100	29,789
	Meitec Corp.	6,400	282,587
	Melco Holdings, Inc.	1,500	34,849
#	Members Co., Ltd.	1,000	13,237
	Menicon Co., Ltd.	5,900	256,060
*	Metaps, Inc.	1,900	10,504
	METAWATER Co., Ltd.	2,800	111,351
	Micronics Japan Co., Ltd.	7,100	56,703
	Mie Kotsu Group Holdings, Inc.	11,100	49,412
	Milbon Co., Ltd.	7,660	336,209
	Mimasu Semiconductor Industry Co., Ltd.	2,900	56,152
	Ministop Co., Ltd.	2,900	40,012
	Miraca Holdings, Inc.	12,600	315,498
	Miroku Jyoho Service Co., Ltd.	4,700	118,513
	Mitani Corp.	1,900	111,351
	Mitani Sekisan Co., Ltd.	2,300	102,564

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logisnext Co., Ltd.	8,300	$77,214
	Mitsubishi Research Institute, Inc.	2,000	67,772
#	Mizuho Medy Co., Ltd.	1,000	15,032
*	Mobile Factory, Inc.	1,000	9,149
	Monogatari Corp. (The)	1,300	77,334
	Morinaga Milk Industry Co., Ltd.	6,800	263,555
	Morita Holdings Corp.	7,000	107,569
	Morningstar Japan KK	5,700	18,826
	Morozoff, Ltd.	500	25,382
	MTI, Ltd.	7,300	37,421
#	m-up Holdings, Inc.	1,600	38,076
	N Field Co., Ltd.	2,600	10,442
	NAC Co., Ltd.	2,300	17,851
	Nagatanien Holdings Co., Ltd.	2,700	55,527
	Nagawa Co., Ltd.	1,400	97,197
	Naigai Trans Line, Ltd.	1,400	14,498
	Nakamoto Packs Co., Ltd.	400	5,420
	Nakanishi, Inc.	16,800	229,268
#	Natori Co., Ltd.	2,300	36,711
	NEC Networks & System Integration Corp.	4,000	172,127
	NET One Systems Co., Ltd.	4,200	121,076
#	New Art Holdings Co., Ltd.	3,290	16,790
#	Nextage Co., Ltd.	5,000	33,723
	Nexyz Group Corp.	1,800	16,713
	NF Corp.	1,000	15,109
	NFC Holdings, Inc.	900	15,238
	Nichias Corp.	13,500	268,379
	Nichiha Corp.	6,300	115,081
	NichiiGakkan Co., Ltd.	10,500	105,351
	Nihon Chouzai Co., Ltd.	3,200	52,937
	Nihon Flush Co., Ltd.	4,800	53,816
	Nihon House Holdings Co., Ltd.	3,100	7,977
#	Niitaka Co., Ltd.	500	11,696
	Nikkiso Co., Ltd.	10,700	83,256
	Nippon Air Conditioning Services Co., Ltd.	5,100	33,599
	Nippon Aqua Co., Ltd.	3,900	21,404
	Nippon Carbon Co., Ltd.	3,100	95,070
#	Nippon Computer Dynamics Co., Ltd.	1,900	11,854
	Nippon Concept Corp.	1,100	15,021
	Nippon Gas Co., Ltd.	8,900	293,512
	Nippon Parking Development Co., Ltd., Class C	52,400	63,251
*	Nippon Sharyo, Ltd.	2,300	58,844
	Nippon Suisan Kaisha, Ltd.	66,500	295,889
	Nippon Systemware Co., Ltd.	1,600	29,814
	Nipro Corp.	28,400	317,644
	Nissei ASB Machine Co., Ltd.	2,000	53,823
	Nissin Electric Co., Ltd.	10,900	101,257
	Nisso Corp.	1,900	8,381
	Nitto Kogyo Corp.	3,300	55,594
	Nittoc Construction Co., Ltd.	4,800	31,448
	Noevir Holdings Co., Ltd.	5,100	238,904
	Nohmi Bosai, Ltd.	3,900	78,497
	Nojima Corp.	7,100	123,064
	Nomura Co., Ltd.	19,600	148,476
	NS Tool Co., Ltd.	2,200	54,039
	NSD Co., Ltd.	17,200	243,557
	Oat Agrio Co., Ltd.	400	3,751
	Obara Group, Inc.	3,000	77,728
	Oenon Holdings, Inc.	11,500	41,580

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ohba Co., Ltd.	2,300	$12,796
	Ohsho Food Service Corp.	3,200	170,243
*	Oisix ra daichi, Inc.	4,500	71,052
	Okamoto Industries, Inc.	2,500	100,294
	Oki Electric Industry Co., Ltd.	19,800	190,457
	Okinawa Cellular Telephone Co.	2,800	106,919
	OKUMA Corp.	700	26,393
	Ootoya Holdings Co., Ltd.	1,500	27,366
*	Open Door, Inc.	1,900	16,845
	Optex Group Co., Ltd.	8,120	92,438
*	Optim Corp.	3,400	67,355
	Optorun Co., Ltd.	6,200	168,402
	Organo Corp.	1,600	84,980
	Oriental Consultants Holdings Co., Ltd.	700	12,067
	Oro Co., Ltd.	2,100	60,975
	Osaka Organic Chemical Industry, Ltd.	4,600	73,541
	Osaka Soda Co., Ltd.	700	15,970
	OSG Corp.	26,000	337,793
	Outsourcing, Inc.	28,200	133,311
	Pack Corp. (The)	4,000	126,579
	PAL GROUP Holdings Co., Ltd.	5,200	60,828
#	PAPYLESS Co., Ltd.	1,400	26,850
	Paraca, Inc.	1,800	26,130
	Paramount Bed Holdings Co., Ltd.	4,400	181,517
	Pasco Corp.	1,100	15,331
	Pasona Group, Inc.	5,000	49,661
	PCA Corp.	700	23,669
	PCI Holdings, Inc.	1,800	14,370
	Penta-Ocean Construction Co., Ltd.	67,300	339,992
#	Pepper Food Service Co., Ltd.	2,500	10,874
#	Phil Co., Inc.	400	10,276
#	PIA Corp.	1,400	38,108
	Pickles Corp.	800	16,691
	Pilot Corp.	8,700	291,473
	Poletowin Pitcrew Holdings, Inc.	6,900	57,004
#	Premium Group Co., Ltd.	2,700	44,084
	Prestige International, Inc.	24,000	187,467
	Prima Meat Packers, Ltd.	6,900	156,454
	Pronexus, Inc.	3,800	38,179
*	Prored Partners Co., Ltd.	800	30,321
	Pro-Ship, Inc.	1,200	12,637
	Proto Corp.	4,600	41,089
	QB Net Holdings Co., Ltd.	1,900	32,119
	Qol Holdings Co., Ltd.	5,400	59,702
	Quick Co., Ltd.	2,900	27,564
#*	Raccoon Holdings, Inc.	3,500	20,925
	Raito Kogyo Co., Ltd.	11,400	141,774
#	Rakus Co., Ltd.	7,600	120,388
	Raysum Co., Ltd.	2,400	19,867
	RECOMM Co., Ltd.	11,900	9,337
	Relia, Inc.	9,500	100,141
	Renaissance, Inc.	3,800	35,522
*	RENOVA, Inc.	6,200	62,269
	Resorttrust, Inc.	18,500	189,676
	Rheon Automatic Machinery Co., Ltd.	5,200	58,827
#	Ride On Express Holdings Co., Ltd.	1,500	20,705
#	Ringer Hut Co., Ltd.	6,700	134,189
	Rion Co., Ltd.	1,300	26,815
*	Riso Kagaku Corp.	1,800	24,164

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riso Kyoiku Co., Ltd.	28,800	$68,423
#	Rock Field Co., Ltd.	3,300	39,955
	Rokko Butter Co., Ltd.	3,200	42,404
	Roland DG Corp.	1,800	22,094
	Rorze Corp.	2,100	86,403
#	Round One Corp.	17,800	145,756
	Royal Holdings Co., Ltd.	7,000	115,306
*	Royal Hotel, Ltd. (The)	400	4,753
#*	Rozetta Corp.	1,300	33,719
#	RS Technologies Co., Ltd.	2,000	48,179
	S&B Foods, Inc.	800	29,573
	Sagami Rubber Industries Co., Ltd.	2,000	30,630
	Saison Information Systems Co., Ltd.	1,200	19,838
	Saizeriya Co., Ltd.	6,900	136,778
	Sakai Moving Service Co., Ltd.	3,000	157,762
#	Sakura Internet, Inc.	8,800	46,456
	SAMTY Co., Ltd.	4,700	60,803
*	Sanden Holdings Corp.	3,000	9,613
*	Sanix, Inc.	9,100	25,344
	Sanken Electric Co., Ltd.	5,200	108,376
	Sankyo Frontier Co., Ltd.	1,100	32,256
	Sanwa Holdings Corp.	14,500	112,516
	Sanyo Trading Co., Ltd.	2,400	19,242
	Sapporo Holdings, Ltd.	12,400	236,049
	Sato Foods Co., Ltd.	600	21,505
	Sato Holdings Corp.	6,400	131,608
	SB Technology Corp.	2,500	62,070
	SBS Holdings, Inc.	5,700	96,386
	Scala, Inc.	3,700	17,359
#	Seed Co., Ltd.	3,000	22,494
	Seiren Co., Ltd.	10,200	120,768
	Senko Group Holdings Co., Ltd.	21,600	176,037
	Seria Co., Ltd.	200	6,500
#	SFP Holdings Co., Ltd.	1,900	23,639
	Shibuya Corp.	3,400	83,681
#*	Shidax Corp.	6,500	16,104
*	SHIFT, Inc.	200	16,711
	Shinmaywa Industries, Ltd.	8,900	90,390
	Shinoken Group Co., Ltd.	2,600	19,240
	Shinwa Co., Ltd.	2,000	33,152
	Shizuoka Gas Co., Ltd.	1,200	10,783
	Shoei Co., Ltd.	6,000	114,139
	Shoei Foods Corp.	2,100	76,531
	Showa Corp.	3,900	81,950
#	Showa Sangyo Co., Ltd.	3,700	110,802
	SIGMAXYZ, Inc.	4,400	62,036
	Siix Corp.	7,500	61,083
*	Silver Life Co., Ltd.	1,300	24,571
	Sinko Industries, Ltd.	1,400	18,183
	SK-Electronics Co., Ltd.	1,400	13,745
	SMS Co., Ltd.	16,400	357,460
	Snow Peak, Inc.	1,600	11,523
	Softbrain Co., Ltd.	5,500	23,676
	Softcreate Holdings Corp.	2,100	35,801
	Software Service, Inc.	800	75,229
#	Soiken Holdings, Inc.	3,900	16,217
#	Solasto Corp.	10,900	111,025
	SoldOut, Inc.	800	16,205
	Soliton Systems K.K.	1,900	23,761

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Sourcenext Corp.	13,400	$39,118
	Sparx Group Co., Ltd.	25,500	40,819
	S-Pool, Inc.	13,500	92,257
	SRA Holdings	2,500	49,873
*	SRS Holdings Co., Ltd.	6,400	50,115
	ST Corp.	2,100	29,608
	St Marc Holdings Co., Ltd.	3,600	60,111
	Star Mica Holdings Co., Ltd.	3,100	42,297
	Star Micronics Co., Ltd.	9,900	109,296
	Starts Corp., Inc.	7,300	141,220
	St-Care Holding Corp.	1,100	4,139
	Stella Chemifa Corp.	2,300	50,158
	Step Co., Ltd.	2,100	26,889
	Strike Co., Ltd.	2,400	97,053
	Studio Alice Co., Ltd.	2,200	29,620
	Sumida Corp.	5,500	35,778
	Sumitomo Densetsu Co., Ltd.	2,300	47,875
	Sumitomo Mitsui Construction Co., Ltd.	4,580	18,899
	Sun Frontier Fudousan Co., Ltd.	2,200	17,477
	Sushiro Global Holdings, Ltd.	17,100	263,740
*	Synchro Food Co., Ltd.	1,800	4,811
#	System Information Co., Ltd.	4,400	33,440
	System Research Co., Ltd.	1,000	14,071
	Systems Engineering Consultants Co., Ltd.	600	17,211
	Systena Corp.	16,900	237,590
	Syuppin Co., Ltd.	4,200	28,252
	Taikisha, Ltd.	3,000	87,370
	Taiko Pharmaceutical Co., Ltd.	4,200	64,333
	Taiyo Holdings Co., Ltd.	4,100	167,654
	Takamiya Co., Ltd.	3,600	14,074
	Takara Leben Co., Ltd.	16,800	55,016
#	Takara Printing Co., Ltd.	1,400	23,522
#	Takasago Thermal Engineering Co., Ltd.	7,100	111,918
#	Takemoto Yohki Co., Ltd.	1,400	9,864
	Takeuchi Manufacturing Co., Ltd.	9,000	129,340
	Tama Home Co., Ltd.	5,100	59,192
	Tamagawa Holdings Co., Ltd.	1,700	33,950
	Tamron Co., Ltd.	4,100	68,213
	Tanseisha Co., Ltd.	9,100	58,362
	Taoka Chemical Co., Ltd.	400	25,684
	Tayca Corp.	3,000	41,898
#	Tazmo Co., Ltd.	1,100	12,012
	TDC Soft, Inc.	4,100	31,951
	Tear Corp.	1,700	7,981
	TechMatrix Corp.	4,600	114,932
	TechnoPro Holdings, Inc.	8,900	506,996
#	Temairazu, Inc.	500	20,381
#	Tenpos Holdings Co., Ltd.	1,600	28,274
	Terilogy Co., Ltd.	1,600	6,865
	T-Gaia Corp.	4,800	95,357
	TKC Corp.	4,100	202,477
	Tocalo Co., Ltd.	14,100	138,816
	Toei Animation Co., Ltd.	1,200	59,271
	Toho Titanium Co., Ltd.	9,400	53,227
	Tokai Corp.	4,200	108,699
	TOKAI Holdings Corp.	23,900	216,009
#	Token Corp.	500	34,328
	Tokuyama Corp.	13,200	278,520
*	Tokyo Base Co., Ltd.	3,600	9,649

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	3,400	$17,043
	Tokyo Seimitsu Co., Ltd.	8,500	274,948
	Tokyotokeiba Co., Ltd.	4,100	135,108
	Tomy Co., Ltd.	20,700	167,191
	Topcon Corp.	24,900	204,450
	Toridoll Holdings Corp.	10,800	123,311
	Torikizoku Co., Ltd.	1,400	20,054
	Tosei Corp.	7,900	76,668
	Toshiba TEC Corp.	6,100	198,637
	Tosho Co., Ltd.	4,200	37,917
	Totech Corp.	1,400	26,796
#	Totetsu Kogyo Co., Ltd.	5,500	142,145
	Tow Co., Ltd.	10,600	27,445
	Towa Pharmaceutical Co., Ltd.	7,500	154,629
#	Toyo Gosei Co., Ltd.	1,600	77,000
	Toyo Tire Corp.	3,200	37,470
*	Traders Holdings Co., Ltd.	15,600	14,486
	Trancom Co., Ltd.	1,900	125,843
	Transaction Co., Ltd.	1,800	16,192
*	Transcosmos, Inc.	6,000	119,722
	Tri Chemical Laboratories, Inc.	1,600	142,162
	Trusco Nakayama Corp.	13,500	292,039
	Tsubaki Nakashima Co., Ltd.	800	5,614
	Tsugami Corp.	11,500	99,328
	Tsukui Corp.	13,000	53,163
#	Tsuzuki Denki Co., Ltd.	1,400	17,268
	Uchida Yoko Co., Ltd.	1,300	57,021
	Ulvac, Inc.	200	5,513
#*	Umenohana Co., Ltd.	1,000	12,160
	United Arrows, Ltd.	5,500	85,726
	United Super Markets Holdings, Inc.	12,200	119,882
*	Unitika, Ltd.	14,200	42,578
#*	UT Group Co., Ltd.	6,200	87,145
#*	UUUM, Inc.	2,600	56,675
	V Technology Co., Ltd.	2,400	82,842
	Valqua, Ltd.	4,400	73,166
	Value HR Co., Ltd.	1,000	13,582
#	ValueCommerce Co., Ltd.	5,700	116,798
#	V-Cube, Inc.	3,100	34,316
*	Vector, Inc.	7,000	45,813
#*	VIA Holdings, Inc.	3,800	15,865
#	VINX Corp.	1,200	11,108
*	Vision, Inc.	6,000	41,340
	VT Holdings Co., Ltd.	19,500	53,594
	Wacom Co., Ltd.	37,900	131,798
	Waseda Academy Co., Ltd.	2,200	19,932
	Watahan & Co., Ltd.	1,000	16,165
	WATAMI Co., Ltd.	5,600	53,631
	WDB Holdings Co., Ltd.	2,100	48,926
	Weathernews, Inc.	1,500	51,203
	Welbe, Inc.	2,800	38,859
	Wellnet Corp.	2,400	11,594
	West Holdings Corp.	4,550	75,179
	Will Group, Inc.	2,700	16,026
	WIN-Partners Co., Ltd.	3,900	32,243
	World Holdings Co., Ltd.	1,900	25,174
	Wowow, Inc.	2,300	54,479
	YAKUODO Holdings Co., Ltd.	2,900	68,699
	YAMADA Consulting Group Co., Ltd.	3,500	36,268

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamaichi Electronics Co., Ltd.	4,400	$60,010
#	YA-MAN, Ltd.	6,900	43,518
	Yaoko Co., Ltd.	200	12,397
	Yasunaga Corp.	1,900	17,425
	Yasuragi Co., Ltd.	8,900	155,327
	Yellow Hat, Ltd.	1,100	15,284
	Yokogawa Bridge Holdings Corp.	1,400	24,573
	Yokowo Co., Ltd.	4,000	90,268
	Yomiuri Land Co., Ltd.	1,000	32,097
	Yondoshi Holdings, Inc.	4,400	71,315
#	Yoshinoya Holdings Co., Ltd.	19,600	405,046
	Yossix Co., Ltd.	600	10,153
	Yuasa Trading Co., Ltd.	1,099	29,574
#	Yumeshin Holdings Co., Ltd.	11,300	62,470
	Zenrin Co., Ltd.	8,650	91,181
	ZIGExN Co., Ltd.	15,000	43,722

TOTAL JAPAN			49,963,145

NETHERLANDS — (3.1%)
	Aalberts NV	16,970	477,870
	Amsterdam Commodities NV	3,793	81,718
#	Arcadis NV	18,707	290,840
*	Argenx SE	1,663	248,699
	ASM International NV	2,752	304,262
*	Basic-Fit NV	6,985	141,891
#	BE Semiconductor Industries NV	21,231	878,662
	Corbion NV	14,229	511,558
	Euronext NV	13,342	1,120,114
#	Flow Traders	7,829	261,172
	GrandVision NV	11,922	317,160
#	IMCD NV	13,115	1,158,107
	Intertrust NV	5,259	82,767
*	Nederland Apparatenfabriek	1,373	52,279
#	PostNL NV	56,363	97,116
	TKH Group NV	9,626	337,714

TOTAL NETHERLANDS			6,361,929

NEW ZEALAND — (0.6%)
	Briscoe Group, Ltd.	6,337	12,192
	Chorus, Ltd.	109,931	479,743
	Delegat Group, Ltd.	2,742	16,606
	Freightways, Ltd.	40,141	163,040
	Hallenstein Glasson Holdings, Ltd.	14,701	34,450
	NZX, Ltd.	68,095	53,180
*	Restaurant Brands New Zealand, Ltd.	8,260	60,510
	Scales Corp., Ltd.	3,615	10,694
#	Skellerup Holdings, Ltd.	19,601	23,176
	SKYCITY Entertainment Group, Ltd.	66,755	107,736
*	Synlait Milk, Ltd.	15,353	64,108
	Warehouse Group, Ltd. (The)	7,414	9,741
	Z Energy, Ltd.	50,949	95,976

TOTAL NEW ZEALAND			1,131,152

NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	115,530	39,032
	AF Gruppen ASA	8,315	136,633
	AKVA GROUP ASA	1,278	6,947
	Atea ASA	20,481	179,297

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Austevoll Seafood ASA	9,100	$70,887
	Borregaard ASA	24,395	226,558
	Europris ASA	46,338	170,076
	Grieg Seafood ASA	11,611	113,872
#*	Hexagon Composites ASA	2,738	7,446
*	Nordic Semiconductor ASA	33,015	193,719
	Norway Royal Salmon ASA	3,162	64,123
#	Scatec Solar ASA	18,640	271,370
	Selvaag Bolig ASA	10,860	45,002
	Solon Eiendom ASA	3,821	10,418
	Veidekke ASA	26,327	233,742

TOTAL NORWAY			1,769,122

PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	94,710
	CTT-Correios de Portugal SA	40,087	94,578
	Mota-Engil SGPS SA	18,296	23,042
	NOS SGPS SA	74,988	280,875

TOTAL PORTUGAL			493,205

SINGAPORE — (1.2%)
	AEM Holdings, Ltd.	45,200	78,094
#	Best World International, Ltd.	67,600	12,119
	Boustead Singapore, Ltd.	91,100	38,666
	Bukit Sembawang Estates, Ltd.	3,100	8,586
	China Sunsine Chemical Holdings, Ltd.	54,000	14,502
*	COSCO Shipping International Singapore Co., Ltd.	199,400	32,317
	CSE Global, Ltd.	100,500	27,817
	Delfi, Ltd.	78,100	37,388
	First Resources, Ltd.	124,200	110,555
	Food Empire Holdings, Ltd.	59,600	21,445
	Frencken Group, Ltd.	45,200	23,568
	Fu Yu Corp., Ltd.	73,700	11,949
	Hi-P International, Ltd.	45,200	34,040
	HRnetgroup, Ltd.	67,400	25,692
	iFAST Corp., Ltd.	38,300	27,912
#	IGG, Inc.	211,000	134,155
	Japfa, Ltd.	60,650	24,408
	Micro-Mechanics Holdings, Ltd.	9,400	11,606
*	mm2 Asia, Ltd.	107,900	13,574
	NetLink NBN Trust	221,200	156,532
	Q&M Dental Group Singapore, Ltd.	73,100	24,882
	QAF, Ltd.	37,800	21,912
	Raffles Medical Group, Ltd.	310,184	190,732
	Riverstone Holdings, Ltd.	63,400	52,530
	SATS, Ltd.	147,800	342,422
	Sheng Siong Group, Ltd.	168,700	176,774
	SIA Engineering Co., Ltd.	66,400	87,651
	Singapore Post, Ltd.	412,700	212,662
	StarHub, Ltd.	139,900	147,380
	UMS Holdings, Ltd.	49,750	28,631
	Vicom, Ltd.	4,900	27,708
	XP Power, Ltd.	4,262	170,384

TOTAL SINGAPORE			2,328,593

SPAIN — (2.4%)
	Acciona SA	3,180	315,185
	Alantra Partners SA	3,763	47,105

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Almirall SA	8,109	$104,574
*	Amper SA	177,945	33,084
	Applus Services SA	27,516	180,526
	Atresmedia Corp. de Medios de Comunicacion SA	17,001	44,013
	Befesa S.A.	4,348	137,361
	Bolsas y Mercados Espanoles SHMSF SA	16,876	615,778
	Cia de Distribucion Integral Logista Holdings SA	7,395	132,003
	CIE Automotive SA	9,533	166,086
	Construcciones y Auxiliar de Ferrocarriles SA	2,685	91,926
	Elecnor SA	5,195	47,425
	Enagas SA	27,819	649,343
	Euskaltel SA	5,454	43,472
	Faes Farma SA	21,058	92,076
	Fomento de Construcciones y Contratas SA	14,779	140,364
*	Global Dominion Access SA	11,213	34,497
*	Grupo Empresarial San Jose SA	5,264	26,046
*	Indra Sistemas SA	28,348	244,473
*	Masmovil Ibercom SA	11,738	221,635
	Mediaset Espana Comunicacion SA	26,601	95,319
	Miquel y Costas & Miquel SA	2,079	25,987
	Prosegur Cash S.A.	44,860	39,150
	Prosegur Cia de Seguridad SA	46,866	103,359
*	Tecnicas Reunidas SA	2,539	38,909
	Vidrala SA	3,920	351,181
	Viscofan SA	7,149	458,167
	Zardoya Otis SA	42,030	292,510

TOTAL SPAIN			4,771,554

SWEDEN — (2.6%)
	AddNode Group AB	2,080	35,757
	AddTech AB, Class B	14,812	401,562
	Avanza Bank Holding AB	28,805	348,016
	Beijer Alma AB	9,639	91,964
	Beijer Ref AB	15,712	322,842
	Bilia AB, Class A	19,888	134,876
	BioArctic AB	2,502	17,590
	BioGaia AB, Class B	4,621	222,674
	Biotage AB	14,547	179,825
*	Bravida Holding AB	41,222	332,821
	Clas Ohlson AB, Class B	1,646	14,446
	Coor Service Management Holding AB	13,229	87,064
	eWork Group AB	2,192	14,281
*	GHP Specialty Care AB	10,982	14,881
	HIQ International AB	12,813	52,973
#*	HMS Networks AB	2,827	48,695
#	Kindred Group P.L.C.	59,946	283,862
*	KNOW IT AB	5,135	75,467
	Lagercrantz Group AB, Class B	15,403	213,138
	Mycronic AB	18,955	316,637
	NCC AB, Class B	18,782	286,328
#*	Nederman Holding AB	944	10,328
	Nobina AB	22,641	123,462
	Nolato AB, Class B	4,171	219,226
	Nordic Entertainment Group AB, Class B	17,764	421,032
*	OEM International AB, Class B	2,829	58,602
*	Orexo AB	2,686	17,557
	Proact IT Group AB	2,175	27,927
#*	RaySearch Laboratories AB	5,136	39,045
	Scandi Standard AB	5,437	35,545

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	5,780	$245,696
	Sintercast AB	1,223	15,721
#	SkiStar AB	10,441	96,990
	Sweco AB, Class B	1,138	38,879
	Thule Group AB	18,315	341,517
	Troax Group AB	11,463	131,302

TOTAL SWEDEN			5,318,528

SWITZERLAND — (6.9%)
	ALSO Holding AG	1,596	328,338
	APG SGA SA	378	69,331
*	Ascom Holding AG	4,480	33,977
	Bachem Holding AG, Class B	1,256	296,704
	Belimo Holding AG	128	852,172
	Bossard Holding AG, Class A	1,650	205,792
	Bucher Industries AG	1,376	388,080
	Burckhardt Compression Holding AG	500	101,455
	Burkhalter Holding AG	1,198	77,558
	Cembra Money Bank AG	6,419	610,240
	Coltene Holding AG	1,305	87,172
	Daetwyler Holding AG	189	32,391
	dormakaba Holding AG	852	425,183
	Emmi AG	523	480,403
#	Fenix Outdoor International AG	1,089	87,072
	Forbo Holding AG	272	365,296
	Galenica AG	11,690	837,125
	Georg Fischer AG	1,001	747,045
	Gurit Holding AG	21	29,948
	Huber & Suhner AG	2,461	157,158
	Inficon Holding AG	551	372,453
	Interroll Holding AG	163	309,922
	IWG P.L.C.	136,021	406,748
	Kardex AG	1,838	265,452
#*	Komax Holding AG	793	115,022
*	Lastminute.com NV	1,326	29,130
	LEM Holding SA	118	152,602
	Logitech International SA	36,796	1,772,215
	Mobilezone Holding AG	13,001	115,130
	Orior AG	1,667	138,472
	SFS Group AG	4,355	344,617
	Siegfried Holding AG	1,058	482,251
	SIG Combibloc Group AG	50,568	819,037
	Sunrise Communications Group AG	8,487	679,822
	Swissquote Group Holding SA	2,259	146,702
	VAT Group AG	7,219	1,191,434
	VZ Holding AG	3,975	277,494
#	Ypsomed Holding AG	283	37,118

TOTAL SWITZERLAND			13,868,061

UNITED KINGDOM — (14.1%)
	4imprint Group P.L.C.	6,845	161,162
	888 Holdings P.L.C.	57,126	103,735
	A.G. Barr P.L.C.	26,775	166,324
	Air Partner P.L.C.	7,145	3,489
	AJ Bell P.L.C.	24,164	119,743
	Ashmore Group P.L.C.	80,783	385,160
*	ASOS P.L.C.	13,866	418,362
	Avon Rubber P.L.C.	10,230	340,813

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	204,628	$855,743
	Biffa P.L.C.	18,407	50,880
	Bodycote P.L.C.	29,416	215,204
*	Boohoo Group P.L.C.	183,041	743,773
	Brewin Dolphin Holdings P.L.C.	76,840	264,756
	Britvic P.L.C.	70,675	650,543
*	Capita P.L.C.	405,335	198,472
	City of London Investment Group P.L.C.	3,921	15,166
	Clipper Logistics P.L.C.	14,003	37,432
	Coats Group P.L.C.	312,895	180,983
	Computacenter P.L.C.	15,630	285,654
*	Concentric AB	11,116	125,316
	Connect Group P.L.C.	39,116	9,591
	ContourGlobal PLC	15	31
	Cranswick P.L.C.	12,273	574,054
	CVS Group P.L.C.	16,640	191,436
	Dart Group P.L.C.	12,378	100,001
	Devro P.L.C.	16,564	33,136
*	Dialog Semiconductor P.L.C.	2,488	78,135
	Dignity P.L.C.	11,301	34,511
	Diploma P.L.C.	30,069	651,736
	DiscoverIE Group P.L.C.	13,035	81,572
	Domino’s Pizza Group P.L.C.	113,545	492,034
	Dunelm Group P.L.C.	23,513	271,664
	Electrocomponents P.L.C.	118,068	857,648
	EMIS Group P.L.C.	13,225	174,338
	FDM Group Holdings P.L.C.	21,749	204,940
	Fevertree Drinks P.L.C.	20,796	453,898
	First Derivatives P.L.C.	3,928	127,910
	Forterra P.L.C.	51,919	157,323
*	Frontier Developments P.L.C.	3,298	63,059
	G4S P.L.C.	366,566	503,215
	Games Workshop Group P.L.C.	7,924	599,725
	Gamma Communications P.L.C.	13,085	219,770
	Go-Ahead Group P.L.C. (The)	9,331	157,469
	GoCo Group P.L.C.	11,694	12,238
	Greggs P.L.C.	27,589	634,579
	Gym Group P.L.C. (The)	23,240	48,673
	Hastings Group Holdings P.L.C.	75,911	173,942
	Hays P.L.C.	353,054	481,009
	Hill & Smith Holdings P.L.C.	18,773	272,153
	Hilton Food Group P.L.C.	18,764	264,334
	Hollywood Bowl Group P.L.C.	32,315	66,549
	HomeServe P.L.C.	13,214	185,095
	Howden Joinery Group P.L.C.	144,864	955,263
	Ibstock P.L.C.	40,431	102,268
*	IDOX P.L.C.	43,830	21,802
	IG Group Holdings P.L.C.	81,798	775,301
	IMI P.L.C.	63,232	657,491
*	Indivior P.L.C.	108,425	67,353
	IntegraFin Holdings PLC	11,739	73,211
	Integrated Diagnostics Holdings P.L.C.	4,075	13,169
	iomart Group P.L.C.	18,427	74,257
	J D Wetherspoon P.L.C.	17,187	204,593
	James Fisher & Sons P.L.C.	11,978	203,708
	James Halstead P.L.C.	18,433	115,812
	John Menzies P.L.C.	19,696	31,355
	Johnson Service Group P.L.C.	65,205	101,862
	Joules Group P.L.C.	5,570	7,141

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Jupiter Fund Management P.L.C.	94,616	$260,097
	Kainos Group P.L.C.	18,494	162,697
	Liontrust Asset Management P.L.C.	12,683	171,031
	LSL Property Services P.L.C.	1,725	3,505
	Luceco P.L.C.	21,291	24,877
	Macfarlane Group P.L.C.	22,063	22,500
	Marshalls P.L.C.	48,408	387,707
	McBride P.L.C.	15,796	11,724
	Midwich Group P.L.C.	11,632	68,188
	Mitie Group P.L.C.	97,296	90,556
	Moneysupermarket.com Group P.L.C.	124,537	496,190
	Morgan Advanced Materials P.L.C.	68,443	188,801
	Mortgage Advice Bureau Holdings, Ltd.	6,163	44,485
	Motorpoint group P.L.C.	14,508	35,479
	Next Fifteen Communications Group P.L.C.	17,456	81,380
	Nichols P.L.C.	3,743	60,455
	On the Beach Group P.L.C.	28,665	100,297
	Oxford Instruments P.L.C.	13,510	208,251
	Pagegroup P.L.C.	82,668	391,264
*	Park Group P.L.C.	35,827	18,570
	PayPoint P.L.C.	15,890	132,386
	Petrofac, Ltd.	51,517	127,503
	Plus500, Ltd.	26,567	416,392
	Polar Capital Holdings P.L.C.	17,444	87,508
	Polypipe Group P.L.C.	46,563	292,091
#	Premier Miton Group P.L.C.	13,716	17,004
	QinetiQ Group P.L.C.	90,314	345,375
	Rank Group P.L.C.	31,187	63,999
	Redde Northgate P.L.C.	20,965	47,298
	Renew Holdings P.L.C.	15,815	89,923
	Renishaw P.L.C.	5,564	246,260
	Ricardo P.L.C.	8,150	39,961
	River & Mercantile Group P.L.C.	6,028	14,831
	RM P.L.C.	19,106	51,688
	Robert Walters P.L.C.	14,183	75,321
	Rotork P.L.C.	211,963	660,778
	Sabre Insurance Group P.L.C.	43,982	156,664
	Savills P.L.C.	32,628	397,208
	ScS Group P.L.C.	5,061	10,394
*	Serco Group P.L.C.	165,746	268,291
	Softcat P.L.C.	28,064	398,499
	Spirent Communications P.L.C.	161,832	489,537
	SSP Group P.L.C.	103,436	365,563
*	Staffline Group P.L.C.	4,590	1,785
	Stagecoach Group P.L.C.	105,708	99,114
	SThree P.L.C.	31,636	85,704
*	Studio Retail Group P.L.C.	9,958	23,692
	Synthomer P.L.C.	78,903	281,236
	T Clarke P.L.C.	14,286	17,094
	TalkTalk Telecom Group P.L.C.	177,396	184,222
	Tate & Lyle P.L.C.	107,417	962,495
	Tatton Asset Management P.L.C.	7,029	23,267
	Telecom Plus P.L.C.	16,507	275,168
	TEN Entertainment Group P.L.C.	10,463	20,848
	Topps Tiles P.L.C.	24,408	11,034
	Ultra Electronics Holdings P.L.C.	16,711	413,717
	Victrex P.L.C.	22,981	575,811
	Vitec Group P.L.C. (The)	8,661	73,269
	Volution Group P.L.C.	15,400	32,031

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Vp P.L.C.	4,400	$37,625
Watkin Jones P.L.C.	34,434	74,695
WH Smith P.L.C.	27,804	438,876
William Hill P.L.C.	248,188	355,769
Wilmington P.L.C.	4,671	7,439

TOTAL UNITED KINGDOM		28,520,483

UNITED STATES — (0.2%)
* Alacer Gold Corp.	57,749	296,223
#* Golden Star Resources, Ltd.	18,296	43,113
Samsonite International SA	77,700	66,094

TOTAL UNITED STATES		405,430

TOTAL COMMON STOCKS		189,842,451

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	17,156	665,234
# Sixt SE	4,345	201,816

TOTAL GERMANY		867,050

RIGHTS/WARRANTS — (0.0%)
ISRAEL — (0.0%)
* Arko Holdings, Ltd. Rights 05/10/20	89	878

TOTAL INVESTMENT SECURITIES (Cost $194,024,120)		190,710,379

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	950,641	10,999,862

TOTAL INVESTMENTS — (100.0%) (Cost $205,022,200)		$201,710,241

Summary of the Portfolio’s investments as of April 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,719	$11,733,330	—	$11,752,049
Austria	—	2,026,442	—	2,026,442
Belgium	—	2,017,420	—	2,017,420
Canada	14,892,660	—	—	14,892,660
China	—	526,058	—	526,058
Denmark	—	4,133,410	—	4,133,410
Finland	—	4,955,724	—	4,955,724
France	—	7,956,504	—	7,956,504
Germany	210,841	11,620,817	—	11,831,658
Hong Kong	—	3,367,506	—	3,367,506
India	—	63,338	—	63,338
Ireland	—	998,263	—	998,263
Israel	—	2,650,155	—	2,650,155
Italy	—	7,740,062	—	7,740,062

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$45,502	$49,917,643	—	$49,963,145
Netherlands	—	6,361,929	—	6,361,929
New Zealand	—	1,131,152	—	1,131,152
Norway	—	1,769,122	—	1,769,122
Portugal	—	493,205	—	493,205
Singapore	—	2,328,593	—	2,328,593
Spain	—	4,771,554	—	4,771,554
Sweden	—	5,318,528	—	5,318,528
Switzerland	—	13,868,061	—	13,868,061
United Kingdom	—	28,520,483	—	28,520,483
United States	339,336	66,094	—	405,430
Preferred Stocks
Germany	—	867,050	—	867,050
Rights/Warrants
Israel	—	878	—	878
Securities Lending Collateral	—	10,999,862	—	10,999,862

TOTAL	$15,507,058	$186,203,183	—	$201,710,241

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date: July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 6, 2020

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 6, 2020

By:	/s/ Lisa M. Dallmer
Lisa M. Dallmer
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: July 6, 2020